UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3258

DFA INVESTMENT DIMENSIONS GROUP INC.

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

DFA Investment Dimensions Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2022 – April 30, 2023

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report

Six Months Ended: April 30, 2023 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY

DFA Investment Dimensions Group Inc.

Enhanced U.S. Large Company Portfolio	U.S. Core Equity 1 Portfolio	U.S. Micro Cap Portfolio

U.S. Large Cap Equity Portfolio	U.S. Core Equity 2 Portfolio	U.S. High Relative Profitability Portfolio

U.S. Large Cap Value Portfolio	U.S. Vector Equity Portfolio	DFA Real Estate Securities Portfolio

U.S. Targeted Value Portfolio	U.S. Small Cap Portfolio	DFA Commodity Strategy Portfolio

U.S. Small Cap Value Portfolio

Dimensional Investment Group Inc.

U.S. Large Company Portfolio

The DFA Investment Trust Company

The U.S. Large Cap Value Series

June 2023

Dear Shareholder,

Dimensional has a long history of putting financial science to work for investors around the world. We believe in the power of markets. We focus on the drivers of higher expected returns. We add value through implementation. And we’re committed to delivering an exceptional client experience to help investors pursue their goals.

We’ve been innovating on behalf of investors since 1981. We start with what clients are looking for and then determine how best to deliver flexible, low-cost, diversified strategies to meet those needs. Our ability to capture long-term premiums has led Dimensional to outperform benchmarks and peers over long periods of time and across strategies.

Whether you’re investing through mutual funds or ETFs, we believe investors can have a successful investment experience without having to outguess the market. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICE

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
SA	Special Assessment
SOFR	Secured Overnight Financing Rate
REIT	Real Estate Investment Trust
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
DKK	Danish Krone
GBP	British Pounds
SEK	Swedish Krona
USD	United States Dollar
NZD	New Zealand Dollars

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
(r)	The adjustable rate shown is effective as of April 30, 2023.
#	Total or Partial Securities on Loan.
∞	Rates reflect the effective yields at purchase date.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
~	Security pledged as collateral for Swap Agreements.
«	Security pledged as collateral for Futures Contracts.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights
**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Real Estate Securities Portfolio would have been $0.92, $7.69 and 2.43%, respectively had the effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).
All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero, rounded to zero, or less than $500.
SEC	Securities and Exchange Commission

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2023

EXPENSE TABLES

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Enhanced U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$1,091.60	0.15%	$0.78
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75

U.S. Large Cap Equity Portfolio
Actual Fund Return	$1,000.00	$1,074.50	0.13%	$0.67
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.13%	$0.65

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Cap Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,025.90	0.22%	$1.11
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

U.S. Targeted Value Portfolio
Actual Fund Return
Class R1 Shares	$1,000.00	$978.40	0.39%	$1.91
Class R2 Shares	$1,000.00	$978.10	0.54%	$2.65
Institutional Class Shares	$1,000.00	$979.30	0.29%	$1.42
Hypothetical 5% Annual Return
Class R1 Shares	$1,000.00	$1,022.86	0.39%	$1.96
Class R2 Shares	$1,000.00	$1,022.12	0.54%	$2.71
Institutional Class Shares	$1,000.00	$1,023.36	0.29%	$1.45

U.S. Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$970.70	0.31%	$1.51
Hypothetical 5% Annual Return	$1,000.00	$1,023.26	0.31%	$1.56

U.S. Core Equity 1 Portfolio
Actual Fund Return	$1,000.00	$1,062.10	0.15%	$0.77
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75

U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$1,058.50	0.18%	$0.92
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.18%	$0.90

U.S. Vector Equity Portfolio
Actual Fund Return	$1,000.00	$1,010.30	0.28%	$1.40
Hypothetical 5% Annual Return	$1,000.00	$1,023.41	0.28%	$1.40

U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$992.70	0.27%	$1.33
Hypothetical 5% Annual Return	$1,000.00	$1,023.46	0.27%	$1.35

U.S. Micro Cap Portfolio
Actual Fund Return	$1,000.00	$972.50	0.41%	$2.01
Hypothetical 5% Annual Return	$1,000.00	$1,022.76	0.41%	$2.06

U.S. High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$1,080.70	0.22%	$1.13
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$1,029.70	0.18%	$0.91
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.18%	$0.90

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

5

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUND

Affiliated Investment Company
U.S. Large Cap Value Portfolio	100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

Enhanced U.S. Large Company Portfolio
Basic Materials	2.8%
Communications	0.5%
Consumer, Cyclical	6.7%
Consumer, Non-cyclical	9.6%
Energy	6.6%
Financials	37.5%
Foreign Government	5.4%
Industrials	2.4%
Supranational	0.6%
Technology	2.1%
U.S. Government	23.0%
Utilities	2.8%

100.0%

6

DOMESTIC EQUITY PORTFOLIOS

U.S. Large Cap Equity Portfolio
Communication Services	8.5%
Consumer Discretionary	10.3%
Consumer Staples	7.4%
Energy	6.1%
Financials	13.8%
Health Care	14.3%
Industrials	10.8%
Information Technology	22.3%
Materials	4.0%
Real Estate	0.2%
Utilities	2.3%

100.0%

U.S. Targeted Value Portfolio

Communication Services	2.8%
Consumer Discretionary	14.9%
Consumer Staples	4.8%
Energy	8.5%
Financials	25.2%
Health Care	5.8%
Industrials	19.7%
Information Technology	8.8%
Materials	8.1%
Real Estate	1.0%
Utilities	0.4%

100.0%

U.S. Small Cap Value Portfolio
Communication Services	1.9%
Consumer Discretionary	16.2%
Consumer Staples	4.9%
Energy	8.9%
Financials	24.8%
Health Care	4.7%
Industrials	21.8%
Information Technology	7.4%
Materials	8.2%
Real Estate	1.0%
Utilities	0.2%

100.0%

U.S. Core Equity 1 Portfolio
Communication Services	7.4%
Consumer Discretionary	11.1%
Consumer Staples	7.2%
Energy	6.2%
Financials	14.9%
Health Care	12.3%
Industrials	13.1%
Information Technology	20.6%
Materials	4.4%
Real Estate	0.2%
Utilities	2.6%

100.0%

U.S. Core Equity 2 Portfolio
Communication Services	6.7%
Consumer Discretionary	10.5%
Consumer Staples	6.9%
Energy	6.2%
Financials	15.4%
Health Care	11.9%
Industrials	14.9%
Information Technology	20.4%
Materials	4.8%
Real Estate	0.3%
Utilities	2.0%

100.0%

U.S. Vector Equity Portfolio
Communication Services	6.2%
Consumer Discretionary	11.5%
Consumer Staples	5.5%
Energy	8.6%
Financials	21.5%
Health Care	10.1%
Industrials	18.3%
Information Technology	9.4%
Materials	7.1%
Real Estate	0.6%
Utilities	1.2%

100.0%

U.S. Small Cap Portfolio
Communication Services	2.9%
Consumer Discretionary	14.5%
Consumer Staples	4.9%
Energy	5.1%
Financials	19.0%
Health Care	11.2%
Industrials	21.0%
Information Technology	11.4%
Materials	6.1%
Real Estate	0.5%
Utilities	3.4%

100.0%

U.S. Micro Cap Portfolio
Communication Services	3.4%
Consumer Discretionary	13.7%
Consumer Staples	5.7%
Energy	5.4%
Financials	18.9%
Health Care	13.0%
Industrials	19.6%
Information Technology	11.5%
Materials	5.5%
Real Estate	0.9%
Utilities	2.4%

100.0%

U.S. High Relative Profitability Portfolio
Communication Services	2.4%
Consumer Discretionary	11.3%
Consumer Staples	13.5%
Energy	2.9%
Financials	10.2%
Health Care	15.4%
Industrials	14.3%
Information Technology	27.4%
Materials	2.6%

100.0%

DFA Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

7

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Face Amount^		Value†
		(000)
BONDS — (76.3%)
AUSTRALIA — (1.2%)
Glencore Funding LLC
Ω	4.125%, 05/30/23		1,000	$998,789
	4.125%, 05/30/23		500	499,394
Ω	4.625%, 04/29/24		1,150	1,138,700

TOTAL AUSTRALIA				2,636,883

CANADA — (7.4%)
Bank of Montreal, SOFR +
	0.465%, FRN
(r)	5.302%, 01/10/25		173	171,347
Bank of Nova Scotia
	0.700%, 04/15/24		3,000	2,862,609
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.420%, FRN
(r)	5.257%, 10/18/24		1,014	1,007,568
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		2,450	2,398,541
Enbridge, Inc.
#	2.150%, 02/16/24		500	487,139
Royal Bank of Canada
	2.550%, 07/16/24		2,000	1,940,896
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	9,500	6,881,356

TOTAL CANADA				15,749,456

DENMARK — (0.3%)
Denmark Government Bond
	0.000%, 11/15/24	DKK	5,000	705,617

FRANCE — (4.1%)
Banque Federative du Credit Mutuel SA
Ω	0.650%, 02/27/24		200	192,222
BNP Paribas SA
Ω	3.375%, 01/09/25		1,900	1,835,593
BPCE SA
Ω	2.375%, 01/14/25		2,265	2,140,808
Credit Agricole SA
#Ω	3.875%, 04/15/24		2,300	2,261,931
Societe Generale SA
Ω	3.875%, 03/28/24		500	489,146
Ω	2.625%, 10/16/24		2,000	1,901,762

TOTAL FRANCE				8,821,462

		Face Amount^	Value†
		(000)
GERMANY — (4.0%)
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24	2,500	$2,439,755
Daimler Truck Finance North America LLC
Ω	3.500%, 04/07/25	1,871	1,822,721
Mercedes-Benz Finance North America LLC
Ω	0.750%, 03/01/24	500	482,045
Ω	3.250%, 08/01/24	1,750	1,715,239
Volkswagen Group of America Finance LLC
Ω	0.875%, 11/22/23	2,000	1,951,742

TOTAL GERMANY			8,411,502

IRELAND — (1.0%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2.875%, 08/14/24	2,300	2,208,863

ITALY — (2.1%)
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24	2,202	2,122,503
Republic of Italy Government International Bond
	2.375%, 10/17/24	2,500	2,393,565

TOTAL ITALY			4,516,068

JAPAN — (4.0%)
American Honda Finance Corp.
	0.550%, 07/12/24	1,000	950,581
Mitsubishi UFJ Financial Group, Inc.
	3.407%, 03/07/24	2,500	2,460,738
Nomura Holdings, Inc.
	2.648%, 01/16/25	2,500	2,371,548
ORIX Corp.
	4.050%, 01/16/24	425	421,385
Sumitomo Mitsui Financial Group, Inc.
	2.696%, 07/16/24	300	290,678
Sumitomo Mitsui Trust Bank Ltd.
	0.850%, 03/25/24	2,000	1,920,371

TOTAL JAPAN			8,415,301

8

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
NETHERLANDS — (5.7%)
BNG Bank NV
	2.000%, 04/12/24	GBP	500	$611,124
	5.250%, 05/20/24	AUD	10,000	6,708,190
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		3,500	3,388,379
ING Groep NV
	3.550%, 04/09/24		1,500	1,469,900

TOTAL NETHERLANDS				12,177,593

NORWAY — (1.7%)
Kommunalbanken AS
	5.250%, 07/15/24	AUD	5,300	3,562,204

SPAIN — (1.0%)
Banco Santander SA
	2.706%, 06/27/24		1,200	1,160,547
Santander Holdings USA, Inc.
	3.500%, 06/07/24		1,000	973,586

TOTAL SPAIN				2,134,133

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.6%)
International Finance Corp.
	1.450%, 07/22/24	AUD	2,000	1,287,189

SWEDEN — (2.4%)
Kommuninvest I Sverige AB
	1.000%, 10/02/24	SEK	50,000	4,697,133
Swedbank AB
Ω	0.600%, 09/25/23		400	391,905

TOTAL SWEDEN				5,089,038

SWITZERLAND — (1.1%)
UBS AG
Ω	0.700%, 08/09/24		2,450	2,299,574

UNITED KINGDOM — (4.7%)
BAT Capital Corp.
	3.222%, 08/15/24		1,000	972,794
CNH Industrial Capital LLC
	1.950%, 07/02/23		1,094	1,087,903
HSBC USA, Inc.
	3.750%, 05/24/24		1,250	1,227,908
	3.500%, 06/23/24		1,100	1,079,881
Nationwide Building Society
Ω	0.550%, 01/22/24		1,475	1,418,320
NatWest Markets PLC
#Ω	2.375%, 05/21/23		1,000	998,079
Ω	0.800%, 08/12/24		350	330,320
Reckitt Benckiser Treasury Services PLC
	2.750%, 06/26/24		2,000	1,950,220

		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
Ω	2.750%, 06/26/24	958	$934,156

TOTAL UNITED KINGDOM			9,999,581

	UNITED STATES — (35.0%)
	American Express Co.
	3.375%, 05/03/24	1,075	1,054,969
(r)	SOFR + 0.930%, FRN, 5.710%, 03/04/25	500	499,925
	American Tower Corp.
	0.600%, 01/15/24	500	483,180
	American Water Capital Corp.
	3.400%, 03/01/25	2,600	2,538,266
	Ameriprise Financial, Inc.
	3.000%, 04/02/25	1,814	1,748,276
	Amgen, Inc.
#	3.125%, 05/01/25	3,000	2,914,839
	Arrow Electronics, Inc.
	3.250%, 09/08/24	1,500	1,458,391
	Boardwalk Pipelines LP
	4.950%, 12/15/24	1,500	1,488,999
	Brixmor Operating Partnership LP
	3.850%, 02/01/25	1,800	1,737,316
	Capital One Financial Corp.
	3.200%, 02/05/25	600	572,357
	Cardinal Health, Inc.
	3.079%, 06/15/24	2,750	2,685,880
	Discover Bank
	2.450%, 09/12/24	750	712,932
	Discover Financial Services
	3.950%, 11/06/24	1,500	1,454,718
	Edison International
	3.550%, 11/15/24	1,500	1,458,769
	Elevance Health, Inc.
	3.500%, 08/15/24	200	196,271
	2.375%, 01/15/25	2,800	2,692,757
	Energy Transfer LP
	2.900%, 05/15/25	2,000	1,908,985
	EOG Resources, Inc.
	3.150%, 04/01/25	2,107	2,049,341
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	3,000	2,944,081
	Fidelity National Information Services, Inc.
	0.600%, 03/01/24	2,500	2,397,060
	General Motors Financial Co., Inc.
	1.050%, 03/08/24	500	480,886
	3.800%, 04/07/25	1,500	1,457,164
	Georgia-Pacific LLC
Ω	0.625%, 05/15/24	2,000	1,908,670

9

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Global Payments, Inc.
	3.750%, 06/01/23	1,000	$998,059
	4.000%, 06/01/23	1,500	1,497,794
	International Business Machines Corp.
	3.000%, 05/15/24	2,200	2,155,144
	Kinder Morgan Energy Partners LP
	4.250%, 09/01/24	1,500	1,484,483
	Lazard Group LLC
	3.750%, 02/13/25	1,500	1,460,039
	Lincoln National Corp.
	4.000%, 09/01/23	1,500	1,489,688
	MPLX LP
	4.875%, 12/01/24	1,250	1,245,202
National Rural Utilities Cooperative Finance Corp.
#	0.350%, 02/08/24	2,000	1,926,281
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,500	2,436,976
	Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24	1,004	984,460
	ONEOK, Inc.
	2.750%, 09/01/24	360	349,001
	Penske Truck Leasing Co. Lp/PTL Finance Corp.
Ω	2.700%, 11/01/24	1,183	1,135,698
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.125%, 08/01/23	578	575,157
	Phillips 66
	3.850%, 04/09/25	2,500	2,449,458
	Realty Income Corp.
	3.875%, 07/15/24	2,500	2,462,880
	Sherwin-Williams Co.
	4.050%, 08/08/24	1,389	1,371,247
	Simon Property Group LP
	2.000%, 09/13/24	3,650	3,489,691

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Ventas Realty LP
3.500%, 02/01/25	400	$386,499
VF Corp.
2.400%, 04/23/25	3,000	2,836,250
Vornado Realty LP
# 3.500%, 01/15/25	585	547,536
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	2,500	2,452,223
Waste Management, Inc.
2.400%, 05/15/23	900	899,080
Wells Fargo & Co.
3.300%, 09/09/24	3,000	2,933,932

TOTAL UNITED STATES		74,410,810

TOTAL BONDS		162,425,274

U.S. TREASURY OBLIGATIONS — (22.8%)
U.S. Treasury Bills
∞ 4.664%, 05/18/23	2,700	2,694,457
U.S. Treasury Bonds
6.250%, 08/15/23	7,000	7,025,156
U.S. Treasury Notes
0.375%, 04/15/24	30,300	29,047,758
2.000%, 06/30/24	10,000	9,699,219

TOTAL U.S. TREASURY OBLIGATIONS		48,466,590

TOTAL INVESTMENT SECURITIES (Cost $217,375,476)		210,891,864

	Shares
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	170,901	1,976,811

TOTAL INVESTMENTS — (100.0%) (Cost $219,351,954)		$212,868,675

As of April 30, 2023, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	11,979,320	AUD	17,715,148	Citibank, N.A.	07/12/23	$221,869

10

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	6,966,221	CAD	9,409,702	Morgan Stanley and Co. International	07/20/23	$10,189

Total Appreciation						$232,058
USD	594,508	GBP	487,908	Citibank, N.A.	05/09/23	$(18,764)
USD	4,697,002	SEK	48,490,483	Morgan Stanley and Co. International	05/16/23	(34,555)
USD	700,928	DKK	4,766,690	Citibank, N.A.	05/24/23	(4,771)

Total (Depreciation)						$(58,090)

Total Appreciation (Depreciation)						$173,968

As of April 30, 2023, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	1,067	06/16/23	$219,381,891	$223,456,475	$4,074,584

Total Futures Contracts			$219,381,891	$223,456,475	$4,074,584

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$2,636,883	—	$2,636,883
Canada	—	15,749,456	—	15,749,456
Denmark	—	705,617	—	705,617
France	—	8,821,462	—	8,821,462
Germany	—	8,411,502	—	8,411,502
Ireland	—	2,208,863	—	2,208,863
Italy	—	4,516,068	—	4,516,068
Japan	—	8,415,301	—	8,415,301
Netherlands	—	12,177,593	—	12,177,593
Norway	—	3,562,204	—	3,562,204
Spain	—	2,134,133	—	2,134,133
Supranational Organization Obligations	—	1,287,189	—	1,287,189
Sweden	—	5,089,038	—	5,089,038
Switzerland	—	2,299,574	—	2,299,574
United Kingdom	—	9,999,581	—	9,999,581
United States	—	74,410,810	—	74,410,810
U.S. Treasury Obligations	—	48,466,590	—	48,466,590
Securities Lending Collateral	—	1,976,811	—	1,976,811

11

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Forward Currency Contracts**	—	$173,968	—	$173,968
Futures Contracts**	$4,074,584	—	—	4,074,584

TOTAL	$4,074,584	$213,042,643	—	$217,117,227

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

12

U.S. LARGE CAP EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.6%)
COMMUNICATION SERVICES — (8.5%)
*	Alphabet, Inc., Class A	263,444	$28,278,079	1.8%
*	Alphabet, Inc., Class C	234,319	25,358,002	1.6%
	Comcast Corp., Class A	192,293	7,955,161	0.5%
*	Meta Platforms, Inc., Class A	99,762	23,974,804	1.5%
	Verizon Communications, Inc.	250,085	9,710,801	0.6%
*	Walt Disney Co.	57,180	5,860,950	0.4%
	Other Securities		35,028,343	2.1%

TOTAL COMMUNICATION SERVICES			136,166,140	8.5%

CONSUMER DISCRETIONARY — (10.2%)
*	Amazon.com, Inc.	376,141	39,664,068	2.5%
	Home Depot, Inc.	41,719	12,538,228	0.8%
	McDonald’s Corp.	24,973	7,385,765	0.5%
	NIKE, Inc., Class B	44,993	5,701,513	0.4%
*	Tesla, Inc.	81,710	13,425,770	0.8%
	Other Securities		85,534,020	5.3%

TOTAL CONSUMER DISCRETIONARY			164,249,364	10.3%

CONSUMER STAPLES — (7.4%)
	Coca-Cola Co.	139,387	8,941,676	0.6%
	Costco Wholesale Corp.	16,380	8,242,744	0.5%
	PepsiCo, Inc.	63,200	12,064,248	0.7%
	Procter & Gamble Co.	89,222	13,952,536	0.9%
	Walmart, Inc.	63,137	9,531,793	0.6%
	Other Securities		66,238,213	4.1%

TOTAL CONSUMER STAPLES			118,971,210	7.4%

ENERGY — (6.0%)
	Chevron Corp.	80,363	13,547,595	0.8%
	ConocoPhillips	69,272	7,127,396	0.4%
	Exxon Mobil Corp.	208,006	24,615,430	1.5%
	Other Securities		51,589,836	3.4%

TOTAL ENERGY			96,880,257	6.1%

FINANCIALS — (13.7%)
	Bank of America Corp.	246,054	7,204,461	0.5%
*	Berkshire Hathaway, Inc., Class B	61,526	20,214,367	1.3%
	JPMorgan Chase & Co.	108,436	14,990,193	0.9%
	Mastercard, Inc., Class A	38,147	14,497,004	0.9%
#	Visa, Inc., Class A	64,047	14,905,658	0.9%
	Other Securities		148,066,785	9.2%

TOTAL FINANCIALS			219,878,468	13.7%

HEALTH CARE — (14.2%)
	Abbott Laboratories	62,251	6,876,868	0.4%
	AbbVie, Inc.	81,196	12,270,340	0.8%
	Amgen, Inc.	24,239	5,811,058	0.4%
	Bristol-Myers Squibb Co.	105,905	7,071,277	0.4%

13

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Danaher Corp.	24,535	$5,812,587	0.4%
Eli Lilly & Co.	36,750	14,547,855	0.9%
Gilead Sciences, Inc.	75,102	6,174,135	0.4%
Johnson & Johnson	112,109	18,352,243	1.1%
Merck & Co., Inc.	127,000	14,664,690	0.9%
Pfizer, Inc.	274,999	10,694,711	0.7%
Thermo Fisher Scientific, Inc.	15,127	8,393,972	0.5%
UnitedHealth Group, Inc.	34,736	17,093,238	1.1%
Other Securities		100,229,713	6.2%

TOTAL HEALTH CARE		227,992,687	14.2%

INDUSTRIALS — (10.8%)
Union Pacific Corp.	27,984	5,476,469	0.3%
United Parcel Service, Inc., Class B	32,630	5,867,200	0.4%
Other Securities		160,946,808	10.1%

TOTAL INDUSTRIALS		172,290,477	10.8%

INFORMATION TECHNOLOGY — (22.3%)
Accenture PLC, Class A	26,455	7,415,072	0.5%
* Adobe, Inc.	17,341	6,547,268	0.4%
Apple, Inc.	480,027	81,451,151	5.1%
Broadcom, Inc.	19,205	12,031,932	0.8%
Cisco Systems, Inc.	175,806	8,306,833	0.5%
International Business Machines Corp.	43,820	5,539,286	0.4%
Microsoft Corp.	276,759	85,036,970	5.3%
NVIDIA Corp.	72,084	20,002,589	1.3%
QUALCOMM, Inc.	52,811	6,168,325	0.4%
* Salesforce, Inc.	32,588	6,464,482	0.4%
Texas Instruments, Inc.	38,442	6,427,502	0.4%
Other Securities		111,276,495	6.8%

TOTAL INFORMATION TECHNOLOGY		356,667,905	22.3%

MATERIALS — (4.0%)
Linde PLC	18,643	6,887,656	0.4%
Other Securities		56,954,842	3.6%

TOTAL MATERIALS		63,842,498	4.0%

REAL ESTATE — (0.2%)
Other Securities		2,740,902	0.2%

UTILITIES — (2.3%)
Other Securities		36,859,001	2.3%

TOTAL COMMON STOCKS (Cost $796,237,056)		1,596,538,909	99.8%

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	2,306,002	2,306,002	0.1%

14

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	343,332	$3,971,317	0.3%

TOTAL INVESTMENTS—(100.0%) (Cost $802,513,819)		$1,602,816,228	100.2%

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$136,166,140	—	—		$136,166,140
Consumer Discretionary	164,249,364	—	—		164,249,364
Consumer Staples	118,971,210	—	—		118,971,210
Energy	96,880,257	—	—		96,880,257
Financials	219,878,468	—	—		219,878,468
Health Care	227,957,830	—	$34,857		227,992,687
Industrials	172,290,477	—	—		172,290,477
Information Technology	356,667,905	—	—		356,667,905
Materials	63,842,498	—	—		63,842,498
Real Estate	2,740,902	—	—		2,740,902
Utilities	36,859,001	—	—		36,859,001
Temporary Cash Investments	2,306,002	—	—		2,306,002
Securities Lending Collateral	—	$3,971,317	—		3,971,317

TOTAL	$1,598,810,054	$3,971,317	$34,857	^	$1,602,816,228

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

15

U.S. LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$22,783,485,408

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$22,783,485,408

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

16

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (93.5%)
COMMUNICATION SERVICES — (2.6%)
#	Nexstar Media Group, Inc.	313,260	$54,334,947	0.5%
	Other Securities		261,414,587	2.2%

TOTAL COMMUNICATION SERVICES			315,749,534	2.7%

CONSUMER DISCRETIONARY — (13.9%)
#*	AutoNation, Inc.	505,011	66,509,949	0.6%
	BorgWarner, Inc.	1,734,241	83,469,019	0.7%
#	Dillard’s, Inc., Class A	161,625	48,227,284	0.4%
#	Foot Locker, Inc.	949,570	39,872,444	0.4%
#	Lithia Motors, Inc.	193,912	42,833,222	0.4%
#	Penske Automotive Group, Inc.	522,178	72,363,427	0.6%
	PulteGroup, Inc.	684,692	45,977,068	0.4%
*	Taylor Morrison Home Corp.	1,219,613	52,553,124	0.5%
	Toll Brothers, Inc.	1,187,844	75,915,110	0.7%
	Other Securities		1,173,891,169	10.1%

TOTAL CONSUMER DISCRETIONARY			1,701,611,816	14.8%

CONSUMER STAPLES — (4.5%)
	Ingredion, Inc.	420,555	44,650,324	0.4%
	Molson Coors Beverage Co., Class B	933,388	55,517,918	0.5%
*	Post Holdings, Inc.	517,681	46,844,954	0.4%
	Other Securities		401,154,240	3.5%

TOTAL CONSUMER STAPLES			548,167,436	4.8%

ENERGY — (8.0%)
	HF Sinclair Corp.	1,477,867	65,188,713	0.6%
	Matador Resources Co.	841,863	41,276,543	0.4%
	Murphy Oil Corp.	1,454,666	53,400,789	0.5%
	PDC Energy, Inc.	866,489	56,365,109	0.5%
	Range Resources Corp.	2,084,081	55,123,942	0.5%
	Other Securities		700,916,628	6.0%

TOTAL ENERGY			972,271,724	8.5%

FINANCIALS — (23.6%)
#	Bank OZK	1,161,169	41,476,957	0.4%
	Everest Re Group Ltd.	124,373	47,012,994	0.4%
	First Horizon Corp.	3,817,193	66,991,737	0.6%
	Invesco Ltd.	3,332,133	57,079,438	0.5%
#	New York Community Bancorp, Inc.	4,950,960	52,925,762	0.5%
	Old Republic International Corp.	1,965,944	49,679,405	0.4%
	Popular, Inc.	721,158	43,276,692	0.4%
	Unum Group	1,570,502	66,275,184	0.6%
#	Voya Financial, Inc.	608,873	46,566,607	0.4%
	Other Securities		2,404,353,317	20.8%

TOTAL FINANCIALS			2,875,638,093	25.0%

HEALTH CARE — (5.4%)
*	Acadia Healthcare Co., Inc.	726,801	52,540,444	0.5%

17

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
* Envista Holdings Corp.	1,142,228	$43,964,356	0.4%
Other Securities		559,717,704	4.8%

TOTAL HEALTH CARE		656,222,504	5.7%

INDUSTRIALS — (18.4%)
AGCO Corp.	369,245	45,764,225	0.4%
Air Lease Corp.	1,250,208	50,283,366	0.4%
* Builders FirstSource, Inc.	683,763	64,800,220	0.6%
Knight-Swift Transportation Holdings, Inc.	1,369,894	77,152,430	0.7%
Triton International Ltd.	647,481	53,527,254	0.5%
U-Haul Holding Co.	767,142	41,502,382	0.4%
WESCO International, Inc.	358,650	51,645,600	0.5%
Other Securities		1,853,584,914	15.9%

TOTAL INDUSTRIALS		2,238,260,391	19.4%

INFORMATION TECHNOLOGY — (8.3%)
Amkor Technology, Inc.	2,293,308	51,301,300	0.5%
* Arrow Electronics, Inc.	648,374	74,193,437	0.7%
Avnet, Inc.	955,916	39,441,094	0.3%
* Flex Ltd.	2,308,000	47,475,560	0.4%
* Super Micro Computer, Inc.	401,668	42,347,857	0.4%
TD SYNNEX Corp.	473,146	42,128,920	0.4%
Other Securities		711,171,404	6.1%

TOTAL INFORMATION TECHNOLOGY		1,008,059,572	8.8%

MATERIALS — (7.5%)
Alcoa Corp.	1,167,919	43,376,512	0.4%
Commercial Metals Co.	1,102,931	51,495,848	0.5%
Huntsman Corp.	2,068,448	55,413,722	0.5%
Olin Corp.	780,083	43,216,598	0.4%
Reliance Steel & Aluminum Co.	406,385	100,702,203	0.9%
Steel Dynamics, Inc.	573,534	59,618,859	0.5%
Other Securities		567,279,363	4.8%

TOTAL MATERIALS		921,103,105	8.0%

REAL ESTATE — (1.0%)
* Jones Lang LaSalle, Inc.	285,586	39,707,878	0.3%
Other Securities		78,941,754	0.7%

TOTAL REAL ESTATE		118,649,632	1.0%

UTILITIES — (0.3%)
Other Securities		39,970,334	0.3%

TOTAL COMMON STOCKS		11,395,704,141	99.0%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		283,523	0.0%

18

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$4,748,712	0.1%

TOTAL PREFERRED STOCKS		5,032,235	0.1%

TOTAL INVESTMENT SECURITIES (Cost $8,383,100,311)		11,400,736,376

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	89,357,282	89,357,282	0.8%

SECURITIES LENDING COLLATERAL — (5.7%)
@§ The DFA Short Term Investment Fund	60,362,191	698,209,466	6.0%

TOTAL INVESTMENTS—(100.0%) (Cost $9,170,550,294)		$12,188,303,124	105.9%

As of April 30, 2023, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	496	06/16/23	$99,466,702	$103,874,800	$4,408,098

Total Futures Contracts			$99,466,702	$103,874,800	$4,408,098

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$315,749,534	—	—	$315,749,534
Consumer Discretionary	1,683,623,814	$17,988,002	—	1,701,611,816
Consumer Staples	548,158,481	8,955	—	548,167,436
Energy	972,271,724	—	—	972,271,724
Financials	2,875,554,760	83,333	—	2,875,638,093
Health Care	648,119,037	5,961,623	$2,141,844	656,222,504
Industrials	2,238,091,026	115,337	54,028	2,238,260,391
Information Technology	1,006,720,851	1,338,721	—	1,008,059,572
Materials	919,977,257	1,125,848	—	921,103,105
Real Estate	118,649,632	—	—	118,649,632
Utilities	39,970,334	—	—	39,970,334
Preferred Stocks
Communication Services	283,523	—	—	283,523
Industrials	4,748,712	—	—	4,748,712
Temporary Cash Investments	89,357,282	—	—	89,357,282

19

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$698,209,466	—		$698,209,466
Futures Contracts**	$4,408,098	—	—		4,408,098

TOTAL	$11,465,684,065	$724,831,285	$2,195,872	^	$12,192,711,222

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

20

U.S. SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (91.0%)
COMMUNICATION SERVICES — (1.7%)
	Other Securities		$243,768,684	1.8%

CONSUMER DISCRETIONARY — (14.8%)
#	Foot Locker, Inc.	1,962,487	82,404,829	0.6%
#	Group 1 Automotive, Inc.	343,001	76,996,865	0.6%
#	MDC Holdings, Inc.	1,862,398	76,302,446	0.6%
#	Meritage Homes Corp.	575,946	73,749,885	0.6%
*	Skechers USA, Inc., Class A	1,102,012	58,616,018	0.5%
*	Taylor Morrison Home Corp.	2,858,591	123,176,686	0.9%
#	Thor Industries, Inc.	798,293	63,081,113	0.5%
#*	Tri Pointe Homes, Inc.	2,638,710	75,678,203	0.6%
	Other Securities		1,497,518,546	11.2%

TOTAL CONSUMER DISCRETIONARY			2,127,524,591	16.1%

CONSUMER STAPLES — (4.5%)
*	Hostess Brands, Inc.	2,763,321	71,183,149	0.5%
	Ingredion, Inc.	557,483	59,187,970	0.4%
	Seaboard Corp.	17,242	67,951,929	0.5%
	Other Securities		444,548,194	3.4%

TOTAL CONSUMER STAPLES			642,871,242	4.8%

ENERGY — (8.1%)
#*	CNX Resources Corp.	4,305,530	66,864,881	0.5%
	Murphy Oil Corp.	2,447,210	89,837,079	0.7%
	PBF Energy, Inc., Class A	1,957,939	68,253,754	0.5%
#	PDC Energy, Inc.	1,231,303	80,096,260	0.6%
	Other Securities		862,798,329	6.5%

TOTAL ENERGY			1,167,850,303	8.8%

FINANCIALS — (22.6%)
#	American Equity Investment Life Holding Co.	2,145,606	82,691,655	0.6%
	Associated Banc-Corp.	3,660,256	65,262,365	0.5%
	Assured Guaranty Ltd.	1,301,830	70,129,582	0.5%
#	Bank OZK	2,166,738	77,395,881	0.6%
	FNB Corp.	8,069,732	92,640,523	0.7%
	MGIC Investment Corp.	4,553,567	67,711,541	0.5%
	Nelnet, Inc., Class A	712,412	68,605,276	0.5%
#	New York Community Bancorp, Inc.	8,439,223	90,215,305	0.7%
	Popular, Inc.	1,165,993	69,971,240	0.5%
	United Bankshares, Inc.	2,090,812	69,268,602	0.5%
	Unum Group	1,952,775	82,407,105	0.6%
	White Mountains Insurance Group Ltd.	43,400	62,154,876	0.5%
	Other Securities		2,352,487,049	17.9%

TOTAL FINANCIALS			3,250,941,000	24.6%

HEALTH CARE — (4.2%)
#*	Acadia Healthcare Co., Inc.	1,075,525	77,749,702	0.6%
	Perrigo Co. PLC	2,142,498	79,679,501	0.6%
*	Prestige Consumer Healthcare, Inc.	1,083,951	66,695,505	0.5%

21

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Other Securities		$385,179,282	2.9%

TOTAL HEALTH CARE		609,303,990	4.6%

INDUSTRIALS — (19.8%)
# ABM Industries, Inc.	1,395,124	59,404,380	0.5%
Air Lease Corp.	2,041,374	82,104,062	0.6%
# Encore Wire Corp.	483,947	75,655,435	0.6%
# GATX Corp.	790,355	90,029,338	0.7%
* Hub Group, Inc., Class A	778,349	58,687,515	0.5%
Triton International Ltd.	1,426,643	117,940,577	0.9%
* Univar Solutions, Inc.	1,819,175	64,580,712	0.5%
WESCO International, Inc.	542,302	78,091,488	0.6%
Other Securities		2,228,740,247	16.7%

TOTAL INDUSTRIALS		2,855,233,754	21.6%

INFORMATION TECHNOLOGY — (6.8%)
Amkor Technology, Inc.	4,867,059	108,876,110	0.8%
Avnet, Inc.	2,071,123	85,454,535	0.7%
#* Insight Enterprises, Inc.	533,461	64,522,108	0.5%
* Sanmina Corp.	1,485,715	77,643,466	0.6%
Vishay Intertechnology, Inc.	3,103,708	66,077,943	0.5%
Other Securities		571,683,685	4.3%

TOTAL INFORMATION TECHNOLOGY		974,257,847	7.4%

MATERIALS — (7.4%)
Carpenter Technology Corp.	1,243,623	65,588,677	0.5%
Commercial Metals Co.	2,254,212	105,249,158	0.8%
Element Solutions, Inc.	4,474,175	81,206,276	0.6%
Hecla Mining Co.	10,987,996	66,477,376	0.5%
Huntsman Corp.	2,390,522	64,042,084	0.5%
# U.S. Steel Corp.	3,597,899	82,319,929	0.6%
Other Securities		602,517,042	4.6%

TOTAL MATERIALS		1,067,400,542	8.1%

REAL ESTATE — (0.9%)
Other Securities		127,174,612	1.0%

UTILITIES — (0.2%)
Other Securities		31,599,100	0.2%

TOTAL COMMON STOCKS		13,097,925,665	99.0%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		278,496	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		1,217,877	0.0%

22

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$6,005,869	0.0%

TOTAL PREFERRED STOCKS		7,502,242	0.0%

TOTAL INVESTMENT SECURITIES (Cost $9,415,551,548)		13,105,427,907

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	128,336,291	128,336,291	1.0%

SECURITIES LENDING COLLATERAL — (8.1%)
@§ The DFA Short Term Investment Fund	100,700,281	1,164,800,146	8.8%

TOTAL INVESTMENTS—(100.0%) (Cost $10,708,576,488)		$14,398,564,344	108.8%

As of April 30, 2023, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	584	06/16/23	$115,622,213	$122,304,200	$6,681,987

Total Futures Contracts			$115,622,213	$122,304,200	$6,681,987

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$243,768,684	—	—	$243,768,684
Consumer Discretionary	2,091,583,442	$35,941,149	—	2,127,524,591
Consumer Staples	641,733,174	1,138,068	—	642,871,242
Energy	1,167,850,303	—	—	1,167,850,303
Financials	3,250,114,368	826,632	—	3,250,941,000
Health Care	607,326,420	—	$1,977,570	609,303,990
Industrials	2,855,104,009	129,745	—	2,855,233,754
Information Technology	974,257,847	—	—	974,257,847
Materials	1,064,418,200	2,982,342	—	1,067,400,542
Real Estate	127,174,612	—	—	127,174,612
Utilities	31,599,100	—	—	31,599,100
Preferred Stocks
Communication Services	278,496	—	—	278,496
Consumer Discretionary	1,217,877	—	—	1,217,877
Industrials	6,005,869	—	—	6,005,869
Temporary Cash Investments	128,336,291	—	—	128,336,291

23

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$1,164,800,146	—		$1,164,800,146
Futures Contracts**	$6,681,987	—	—		6,681,987

TOTAL	$13,197,450,679	$1,205,818,082	$1,977,570	^	$14,405,246,331

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

24

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.3%)
COMMUNICATION SERVICES — (7.1%)
* Alphabet, Inc., Class A	3,212,000	$344,776,080	1.2%
* Alphabet, Inc., Class C	2,978,380	322,320,284	1.1%
AT&T, Inc.	4,726,717	83,521,089	0.3%
Comcast Corp., Class A	4,160,985	172,139,949	0.6%
* Meta Platforms, Inc., Class A	1,474,881	354,443,402	1.2%
Verizon Communications, Inc.	4,742,127	184,136,791	0.7%
Other Securities		649,191,128	2.2%

TOTAL COMMUNICATION SERVICES		2,110,528,723	7.3%

CONSUMER DISCRETIONARY — (10.7%)
* Amazon.com, Inc.	4,770,102	503,007,256	1.8%
Home Depot, Inc.	578,985	174,008,152	0.6%
McDonald’s Corp.	392,232	116,002,614	0.4%
NIKE, Inc., Class B	667,223	84,550,499	0.3%
* Tesla, Inc.	1,117,865	183,676,398	0.7%
Other Securities		2,089,481,410	7.1%

TOTAL CONSUMER DISCRETIONARY		3,150,726,329	10.9%

CONSUMER STAPLES — (6.9%)
Coca-Cola Co.	2,473,253	158,659,180	0.6%
Costco Wholesale Corp.	266,821	134,269,664	0.5%
PepsiCo, Inc.	1,032,401	197,075,027	0.7%
Procter & Gamble Co.	1,498,080	234,269,750	0.8%
Walmart, Inc.	1,038,431	156,771,928	0.5%
Other Securities		1,165,077,088	4.0%

TOTAL CONSUMER STAPLES		2,046,122,637	7.1%

ENERGY — (6.0%)
Chevron Corp.	1,541,098	259,798,301	0.9%
ConocoPhillips	1,164,407	119,805,836	0.4%
Exxon Mobil Corp.	2,724,619	322,431,412	1.1%
Other Securities		1,074,309,380	3.8%

TOTAL ENERGY		1,776,344,929	6.2%

FINANCIALS — (14.3%)
Bank of America Corp.	3,912,477	114,557,327	0.4%
* Berkshire Hathaway, Inc., Class B	954,456	313,586,519	1.1%
JPMorgan Chase & Co.	2,201,688	304,361,349	1.1%
Mastercard, Inc., Class A	579,715	220,309,091	0.8%
Morgan Stanley	1,062,417	95,585,657	0.3%
# Visa, Inc., Class A	913,551	212,610,724	0.8%
Other Securities		2,977,925,540	10.2%

TOTAL FINANCIALS		4,238,936,207	14.7%

HEALTH CARE — (11.8%)
Abbott Laboratories	802,839	88,689,624	0.3%
AbbVie, Inc.	1,217,399	183,973,337	0.7%
Amgen, Inc.	375,293	89,972,744	0.3%

25

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Bristol-Myers Squibb Co.	1,399,024	$93,412,832	0.3%
Eli Lilly & Co.	520,601	206,085,112	0.7%
Gilead Sciences, Inc.	1,043,144	85,756,868	0.3%
Johnson & Johnson	1,572,785	257,464,904	0.9%
Merck & Co., Inc.	1,532,708	176,981,793	0.6%
Pfizer, Inc.	3,138,575	122,059,182	0.4%
Thermo Fisher Scientific, Inc.	163,488	90,719,491	0.3%
UnitedHealth Group, Inc.	461,505	227,101,995	0.8%
Other Securities		1,869,424,337	6.5%

TOTAL HEALTH CARE		3,491,642,219	12.1%

INDUSTRIALS — (12.6%)
Lockheed Martin Corp.	186,232	86,495,452	0.3%
Union Pacific Corp.	458,821	89,791,270	0.3%
United Parcel Service, Inc., Class B	521,453	93,762,464	0.3%
Other Securities		3,465,244,194	12.1%

TOTAL INDUSTRIALS		3,735,293,380	13.0%

INFORMATION TECHNOLOGY — (19.9%)
Accenture PLC, Class A	397,785	111,495,158	0.4%
* Adobe, Inc.	257,391	97,180,546	0.4%
Apple, Inc.	8,785,848	1,490,782,689	5.2%
Broadcom, Inc.	314,651	197,128,851	0.7%
Cisco Systems, Inc.	2,518,417	118,995,203	0.4%
Microsoft Corp.	4,150,122	1,275,166,486	4.4%
NVIDIA Corp.	821,975	228,089,843	0.8%
QUALCOMM, Inc.	829,776	96,917,837	0.4%
Texas Instruments, Inc.	750,861	125,543,959	0.5%
Other Securities		2,136,048,317	7.2%

TOTAL INFORMATION TECHNOLOGY		5,877,348,889	20.4%

MATERIALS — (4.3%)
Linde PLC	225,284	83,231,174	0.3%
Other Securities		1,183,895,518	4.1%

TOTAL MATERIALS		1,267,126,692	4.4%

REAL ESTATE — (0.2%)
Other Securities		69,148,341	0.3%

UTILITIES — (2.5%)
Other Securities		748,040,180	2.6%

TOTAL COMMON STOCKS		28,511,258,526	99.0%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		281,558	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		302,148	0.0%

26

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$1,466,624	0.0%

TOTAL PREFERRED STOCKS		2,050,330	0.0%

TOTAL INVESTMENT SECURITIES (Cost $12,811,624,003)		28,513,308,856

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	242,325,084	242,325,084	0.8%

SECURITIES LENDING COLLATERAL — (2.9%)
@§ The DFA Short Term Investment Fund	74,781,034	864,992,218	3.0%

TOTAL INVESTMENTS—(100.0%) (Cost $13,918,899,568)		$29,620,626,158	102.8%

As of April 30, 2023, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	1,175	06/16/23	$234,437,130	$246,074,375	$11,637,245

Total Futures Contracts			$234,437,130	$246,074,375	$11,637,245

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,110,516,892	$11,831	—	$2,110,528,723
Consumer Discretionary	3,139,365,409	11,360,920	—	3,150,726,329
Consumer Staples	2,045,962,805	159,832	—	2,046,122,637
Energy	1,776,344,929	—	—	1,776,344,929
Financials	4,238,932,907	3,300	—	4,238,936,207
Health Care	3,486,592,652	3,986,416	$1,063,151	3,491,642,219
Industrials	3,734,444,953	831,893	16,534	3,735,293,380
Information Technology	5,877,206,979	141,910	—	5,877,348,889
Materials	1,266,894,647	232,045	—	1,267,126,692
Real Estate	69,108,534	39,807	—	69,148,341
Utilities	748,040,180	—	—	748,040,180
Preferred Stocks
Communication Services	281,558	—	—	281,558
Consumer Discretionary	302,148	—	—	302,148
Industrials	1,466,624	—	—	1,466,624
Temporary Cash Investments	242,325,084	—	—	242,325,084

27

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$864,992,218	—		$864,992,218
Futures Contracts**	$11,637,245	—	—		11,637,245

TOTAL	$28,749,423,546	$881,760,172	$1,079,685	^	$29,632,263,403

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

28

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.1%)
COMMUNICATION SERVICES — (6.4%)
* Alphabet, Inc., Class A	2,445,000	$262,446,300	0.9%
* Alphabet, Inc., Class C	2,361,300	255,539,886	0.9%
AT&T, Inc.	4,477,834	79,123,327	0.3%
Comcast Corp., Class A	3,103,081	128,374,461	0.5%
* Meta Platforms, Inc., Class A	1,749,802	420,512,417	1.4%
Verizon Communications, Inc.	3,814,696	148,124,646	0.5%
Other Securities		667,756,336	2.1%

TOTAL COMMUNICATION SERVICES		1,961,877,373	6.6%

CONSUMER DISCRETIONARY — (10.1%)
* Amazon.com, Inc.	3,411,440	359,736,348	1.2%
Home Depot, Inc.	497,060	149,386,412	0.5%
Other Securities		2,563,314,415	8.7%

TOTAL CONSUMER DISCRETIONARY		3,072,437,175	10.4%

CONSUMER STAPLES — (6.7%)
Coca-Cola Co.	1,810,068	116,115,862	0.4%
Costco Wholesale Corp.	201,341	101,318,818	0.4%
PepsiCo, Inc.	986,623	188,336,464	0.6%
Procter & Gamble Co.	1,537,814	240,483,353	0.8%
Walmart, Inc.	845,272	127,610,714	0.4%
Other Securities		1,261,575,301	4.3%

TOTAL CONSUMER STAPLES		2,035,440,512	6.9%

ENERGY — (5.9%)
Chevron Corp.	1,119,772	188,771,164	0.7%
ConocoPhillips	1,162,116	119,570,115	0.4%
Exxon Mobil Corp.	3,270,177	386,992,746	1.3%
Other Securities		1,116,833,831	3.7%

TOTAL ENERGY		1,812,167,856	6.1%

FINANCIALS — (14.8%)
American Express Co.	617,346	99,602,604	0.3%
Bank of America Corp.	3,352,939	98,174,054	0.3%
* Berkshire Hathaway, Inc., Class B	840,748	276,227,755	0.9%
JPMorgan Chase & Co.	1,979,363	273,627,141	0.9%
Mastercard, Inc., Class A	587,552	223,287,387	0.8%
Morgan Stanley	939,887	84,561,633	0.3%
# Visa, Inc., Class A	832,357	193,714,445	0.7%
Other Securities		3,264,918,505	11.0%

TOTAL FINANCIALS		4,514,113,524	15.2%

HEALTH CARE — (11.5%)
AbbVie, Inc.	1,169,550	176,742,396	0.6%
Amgen, Inc.	365,932	87,728,538	0.3%
Bristol-Myers Squibb Co.	1,487,212	99,301,145	0.4%
Elevance Health, Inc.	165,540	77,580,321	0.3%
Eli Lilly & Co.	538,596	213,208,613	0.7%

29

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Johnson & Johnson	1,214,024	$198,735,729	0.7%
Merck & Co., Inc.	1,861,625	214,961,839	0.7%
Pfizer, Inc.	3,960,374	154,018,945	0.5%
Thermo Fisher Scientific, Inc.	153,905	85,401,884	0.3%
UnitedHealth Group, Inc.	302,176	148,697,788	0.5%
Other Securities		2,044,534,482	6.8%

TOTAL HEALTH CARE.		3,500,911,680	11.8%

INDUSTRIALS — (14.3%)
Caterpillar, Inc.	426,704	93,362,835	0.3%
Deere & Co.	214,381	81,040,306	0.3%
Union Pacific Corp.	574,109	112,353,131	0.4%
United Parcel Service, Inc., Class B	446,131	80,218,815	0.3%
Other Securities		4,013,912,751	13.5%

TOTAL INDUSTRIALS		4,380,887,838	14.8%

INFORMATION TECHNOLOGY — (19.5%)
Accenture PLC, Class A	449,831	126,083,131	0.4%
* Adobe, Inc.	215,170	81,239,585	0.3%
Apple, Inc.	9,033,496	1,532,803,601	5.2%
Applied Materials, Inc.	712,387	80,521,103	0.3%
Broadcom, Inc.	284,762	178,403,393	0.6%
Cisco Systems, Inc.	2,308,415	109,072,609	0.4%
International Business Machines Corp.	703,932	88,984,044	0.3%
Lam Research Corp.	144,358	75,655,141	0.3%
Microsoft Corp.	4,545,568	1,396,671,224	4.7%
NVIDIA Corp.	345,618	95,905,539	0.3%
QUALCOMM, Inc.	817,724	95,510,163	0.3%
Texas Instruments, Inc.	676,325	113,081,540	0.4%
Other Securities		1,993,402,536	6.6%

TOTAL INFORMATION TECHNOLOGY		5,967,333,609	20.1%

MATERIALS — (4.7%)
Other Securities		1,418,912,124	4.8%

REAL ESTATE — (0.3%)
Other Securities		86,447,292	0.3%

UTILITIES — (1.9%)
Other Securities		577,690,986	2.0%

TOTAL COMMON STOCKS		29,328,219,969	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		294,559	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		479,458	0.0%

30

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$2,001,240	0.0%

TOTAL PREFERRED STOCKS		2,775,257	0.0%

TOTAL INVESTMENT SECURITIES (Cost $13,266,509,803)		29,330,995,226

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	255,182,570	255,182,570	0.9%

SECURITIES LENDING COLLATERAL — (3.1%)
@§ The DFA Short Term Investment Fund	82,162,268	950,370,957	3.2%

TOTAL INVESTMENTS—(100.0%) (Cost $14,471,936,337)		$30,536,548,753	103.1%

As of April 30, 2023, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	1,209	06/16/23	$241,344,966	$253,194,825	$11,849,859

Total Futures Contracts			$241,344,966	$253,194,825	$11,849,859

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,961,734,583	$142,790	—	$1,961,877,373
Consumer Discretionary	3,060,293,265	12,143,910	—	3,072,437,175
Consumer Staples	2,034,944,266	496,246	—	2,035,440,512
Energy	1,812,167,856	—	—	1,812,167,856
Financials	4,513,531,489	582,035	—	4,514,113,524
Health Care	3,493,886,592	5,454,500	$1,570,588	3,500,911,680
Industrials	4,379,068,873	1,802,797	16,168	4,380,887,838
Information Technology	5,966,769,596	563,662	351	5,967,333,609
Materials	1,418,586,701	325,423	—	1,418,912,124
Real Estate	86,327,296	119,996	—	86,447,292
Utilities	577,690,986	—	—	577,690,986
Preferred Stocks
Communication Services	294,559	—	—	294,559
Consumer Discretionary	479,458	—	—	479,458
Industrials	2,001,240	—	—	2,001,240
Temporary Cash Investments	255,182,570	—	—	255,182,570

31

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$950,370,957	—	$950,370,957
Futures Contracts**	$11,849,859	—	—	11,849,859

TOTAL	$29,574,809,189	$972,002,316	$1,587,107^	$30,548,398,612

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

32

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (93.0%)
COMMUNICATION SERVICES — (5.7%)
*	Alphabet, Inc., Class A	204,320	$21,931,709	0.5%
*	Alphabet, Inc., Class C	174,880	18,925,514	0.5%
	AT&T, Inc.	591,989	10,460,446	0.3%
	Comcast Corp., Class A	440,297	18,215,087	0.4%
*	Meta Platforms, Inc., Class A	172,392	41,429,245	1.0%
	Verizon Communications, Inc.	566,316	21,990,050	0.5%
*	Walt Disney Co.	87,280	8,946,200	0.2%
	Other Securities		115,516,355	2.7%

TOTAL COMMUNICATION SERVICES			257,414,606	6.1%

CONSUMER DISCRETIONARY — (10.7%)
*	Amazon.com, Inc.	227,136	23,951,491	0.6%
	DR Horton, Inc.	125,278	13,758,030	0.3%
	Lennar Corp., Class A	86,062	9,708,654	0.2%
#	Penske Automotive Group, Inc.	69,663	9,653,899	0.2%
	PulteGroup, Inc.	146,869	9,862,253	0.2%
	Other Securities		415,988,324	9.9%

TOTAL CONSUMER DISCRETIONARY			482,922,651	11.4%

CONSUMER STAPLES — (5.1%)
	Bunge Ltd.	94,400	8,835,840	0.2%
	Procter & Gamble Co.	90,151	14,097,813	0.3%
	Walmart, Inc.	63,339	9,562,289	0.2%
	Other Securities		198,362,305	4.8%

TOTAL CONSUMER STAPLES			230,858,247	5.5%

ENERGY — (8.0%)
	Chevron Corp.	193,378	32,599,663	0.8%
	ConocoPhillips	107,669	11,078,063	0.3%
#	Coterra Energy, Inc.	441,905	11,312,768	0.3%
	Diamondback Energy, Inc.	87,509	12,443,780	0.3%
	EOG Resources, Inc.	74,939	8,952,962	0.2%
	Exxon Mobil Corp.	313,493	37,098,762	0.9%
	Marathon Petroleum Corp.	85,987	10,490,414	0.3%
	Other Securities		236,986,247	5.4%

TOTAL ENERGY			360,962,659	8.5%

FINANCIALS — (20.0%)
	American International Group, Inc.	163,720	8,683,709	0.2%
	Bank of America Corp.	491,054	14,378,061	0.4%
*	Berkshire Hathaway, Inc., Class B	110,049	36,156,599	0.9%
	Hartford Financial Services Group, Inc.	139,081	9,873,360	0.2%
	JPMorgan Chase & Co.	273,311	37,782,513	0.9%
	Morgan Stanley	152,000	13,675,440	0.3%
#	New York Community Bancorp, Inc.	1,071,287	11,452,058	0.3%
	Wells Fargo & Co.	236,095	9,384,776	0.2%
	Other Securities		759,454,732	17.9%

TOTAL FINANCIALS			900,841,248	21.3%

33

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (9.4%)
CVS Health Corp.	118,113	$8,658,864	0.2%
Johnson & Johnson	105,798	17,319,133	0.4%
Merck & Co., Inc.	111,689	12,896,729	0.3%
Pfizer, Inc.	346,628	13,480,363	0.3%
UnitedHealth Group, Inc.	24,210	11,913,499	0.3%
Other Securities		358,414,824	8.5%

TOTAL HEALTH CARE		422,683,412	10.0%

INDUSTRIALS — (17.1%)
* Builders FirstSource, Inc.	139,031	13,175,968	0.3%
Owens Corning	86,571	9,246,648	0.2%
Raytheon Technologies Corp.	115,471	11,535,553	0.3%
Regal Rexnord Corp.	65,957	8,584,963	0.2%
Other Securities		725,033,658	17.1%

TOTAL INDUSTRIALS		767,576,790	18.1%

INFORMATION TECHNOLOGY — (8.8%)
* First Solar, Inc.	83,806	15,301,299	0.4%
Intel Corp.	359,241	11,158,025	0.3%
Jabil, Inc.	133,106	10,402,234	0.3%
Micron Technology, Inc.	133,994	8,623,854	0.2%
Other Securities		349,167,156	8.1%

TOTAL INFORMATION TECHNOLOGY		394,652,568	9.3%

MATERIALS — (6.6%)
Dow, Inc.	161,180	8,768,192	0.2%
Eastman Chemical Co.	107,472	9,056,665	0.2%
Linde PLC	28,454	10,512,330	0.3%
Nucor Corp.	83,510	12,374,512	0.3%
Reliance Steel & Aluminum Co.	43,567	10,795,903	0.3%
Steel Dynamics, Inc.	126,737	13,174,311	0.3%
Other Securities		233,465,089	5.5%

TOTAL MATERIALS		298,147,002	7.1%

REAL ESTATE — (0.5%)
Other Securities		23,133,818	0.6%

UTILITIES — (1.1%)
Other Securities		48,201,060	1.1%

TOTAL COMMON STOCKS		4,187,394,061	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		294,034	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		147,426	0.0%

34

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$800,686	0.0%

TOTAL PREFERRED STOCKS		1,242,146	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,167,058,913)		4,188,636,207

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	37,670,915	37,670,915	0.9%

SECURITIES LENDING COLLATERAL — (6.2%)
@§ The DFA Short Term Investment Fund	24,073,101	278,453,555	6.5%

TOTAL INVESTMENTS—(100.0%) (Cost $2,483,145,437)		$4,504,760,677	106.4%

As of April 30, 2023, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	177	06/16/23	$35,314,094	$37,068,225	$1,754,131

Total Futures Contracts			$35,314,094	$37,068,225	$1,754,131

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$257,390,222	$24,384	—	$257,414,606
Consumer Discretionary	479,901,968	3,020,683	—	482,922,651
Consumer Staples	230,726,430	131,817	—	230,858,247
Energy	360,962,659	—	—	360,962,659
Financials	900,672,904	168,344	—	900,841,248
Health Care	421,106,166	815,098	$762,148	422,683,412
Industrials	767,128,494	440,717	7,579	767,576,790
Information Technology	394,652,568	—	—	394,652,568
Materials	298,052,798	94,204	—	298,147,002
Real Estate	23,120,549	13,269	—	23,133,818
Utilities	48,201,060	—	—	48,201,060
Preferred Stocks
Communication Services	294,034	—	—	294,034
Consumer Discretionary	147,426	—	—	147,426
Industrials	800,686	—	—	800,686
Temporary Cash Investments	37,670,915	—	—	37,670,915

35

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$278,453,555	—	$278,453,555
Futures Contracts**	$1,754,131	—	—	1,754,131

TOTAL	$4,222,583,010	$283,162,071	$769,727^	$4,506,514,808

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

36

U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (91.7%)
COMMUNICATION SERVICES — (2.7%)
	Iridium Communications, Inc.	575,682	$36,538,537	0.3%
	Other Securities		349,977,877	2.6%

TOTAL COMMUNICATION SERVICES			386,516,414	2.9%

CONSUMER DISCRETIONARY — (13.3%)
#*	Asbury Automotive Group, Inc.	158,010	30,568,615	0.2%
	Murphy USA, Inc.	152,990	42,107,438	0.3%
#	Penske Automotive Group, Inc.	256,204	35,504,750	0.3%
*	Taylor Morrison Home Corp.	846,325	36,468,144	0.3%
	Valvoline, Inc.	885,550	30,595,752	0.2%
	Other Securities		1,746,539,021	13.1%

TOTAL CONSUMER DISCRETIONARY			1,921,783,720	14.4%

CONSUMER STAPLES — (4.5%)
	Coca-Cola Consolidated, Inc.	54,568	32,165,653	0.2%
#	Inter Parfums, Inc.	234,744	35,631,792	0.3%
	Lancaster Colony Corp.	161,749	33,824,951	0.3%
	Other Securities		555,108,446	4.1%

TOTAL CONSUMER STAPLES			656,730,842	4.9%

ENERGY — (4.6%)
	Other Securities		670,382,714	5.0%

FINANCIALS — (17.4%)
	Evercore, Inc., Class A	267,875	30,556,501	0.2%
	FirstCash Holdings, Inc.	307,746	31,707,070	0.2%
	RLI Corp.	248,926	34,613,160	0.3%
#	Selective Insurance Group, Inc.	396,604	38,204,863	0.3%
	Other Securities		2,387,442,834	17.8%

TOTAL FINANCIALS			2,522,524,428	18.8%

HEALTH CARE — (10.3%)
*	CorVel Corp.	157,571	31,834,069	0.2%
	Ensign Group, Inc.	424,098	41,175,675	0.3%
*	Lantheus Holdings, Inc.	494,601	42,263,655	0.3%
*	Medpace Holdings, Inc.	163,980	32,818,957	0.3%
*	Merit Medical Systems, Inc.	403,213	32,777,185	0.3%
#	Select Medical Holdings Corp.	1,008,311	30,753,485	0.2%
	Other Securities		1,272,921,273	9.5%

TOTAL HEALTH CARE			1,484,544,299	11.1%

INDUSTRIALS — (19.2%)
	AAON, Inc.	409,694	40,150,012	0.3%
*	Aerojet Rocketdyne Holdings, Inc.	707,916	39,933,542	0.3%
	Applied Industrial Technologies, Inc.	272,046	36,905,760	0.3%
*	Atkore, Inc.	257,880	32,577,980	0.3%
*	Casella Waste Systems, Inc., Class A	397,666	35,392,274	0.3%
	Comfort Systems USA, Inc.	287,366	42,958,343	0.3%

37

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
	EMCOR Group, Inc.	188,880	$32,298,480	0.2%
*	ExlService Holdings, Inc.	253,105	45,148,870	0.3%
	Exponent, Inc.	397,601	36,599,172	0.3%
*	FTI Consulting, Inc.	175,457	31,669,988	0.2%
#	GATX Corp.	268,237	30,554,877	0.2%
	MSA Safety, Inc.	265,964	34,508,829	0.3%
*	Saia, Inc.	108,827	32,405,416	0.3%
	Simpson Manufacturing Co., Inc.	339,115	42,653,885	0.3%
	Timken Co.	427,105	32,823,019	0.3%
*	TriNet Group, Inc.	389,730	36,159,149	0.3%
	Triton International Ltd.	446,876	36,943,239	0.3%
	UFP Industries, Inc.	457,594	35,930,281	0.3%
	Valmont Industries, Inc.	106,122	30,834,808	0.2%
	Watts Water Technologies, Inc., Class A	208,817	33,771,973	0.3%
	Other Securities		2,058,413,515	15.1%

TOTAL INDUSTRIALS			2,778,633,412	20.7%

INFORMATION TECHNOLOGY — (10.5%)
	Amkor Technology, Inc.	1,479,289	33,091,695	0.3%
*	Cirrus Logic, Inc.	379,987	32,599,085	0.3%
#*	Insight Enterprises, Inc.	271,478	32,835,264	0.3%
#*	Novanta, Inc.	254,279	38,864,002	0.3%
	Power Integrations, Inc.	433,937	31,581,935	0.2%
	Other Securities		1,343,390,975	9.9%

TOTAL INFORMATION TECHNOLOGY			1,512,362,956	11.3%

MATERIALS — (5.6%)
	Commercial Metals Co.	723,546	33,782,363	0.3%
	Element Solutions, Inc.	1,868,610	33,915,271	0.3%
	Louisiana-Pacific Corp.	543,675	32,479,144	0.2%
	Silgan Holdings, Inc.	656,892	32,358,500	0.2%
	Other Securities		672,509,725	5.0%

TOTAL MATERIALS			805,045,003	6.0%

REAL ESTATE — (0.5%)
	Other Securities		66,538,612	0.5%

UTILITIES — (3.1%)
	PNM Resources, Inc.	635,715	30,596,963	0.2%
	Other Securities		419,048,625	3.2%

TOTAL UTILITIES			449,645,588	3.4%

TOTAL COMMON STOCKS			13,254,707,988	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		290,378	0.0%

38

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$3,602,422	0.0%

TOTAL PREFERRED STOCKS		3,892,800	0.0%

TOTAL INVESTMENT SECURITIES (Cost $8,114,436,043)		13,258,600,788

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	122,506,574	122,506,574	0.9%

SECURITIES LENDING COLLATERAL — (7.4%)
@§ The DFA Short Term Investment Fund	92,894,016	1,074,505,088	8.1%

TOTAL INVESTMENTS—(100.0%) (Cost $9,311,301,842)		$14,455,612,450	108.0%

As of April 30, 2023, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	609	06/16/23	$119,990,524	$127,539,826	$7,549,302

Total Futures Contracts			$119,990,524	$127,539,826	$7,549,302

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$386,455,500	$60,914	—	$386,516,414
Consumer Discretionary	1,894,069,699	27,714,021	—	1,921,783,720
Consumer Staples	655,850,139	880,703	—	656,730,842
Energy	670,382,714	—	—	670,382,714
Financials	2,518,567,236	3,957,192	—	2,522,524,428
Health Care	1,474,857,062	6,379,931	$3,307,306	1,484,544,299
Industrials	2,778,601,376	13,876	18,160	2,778,633,412
Information Technology	1,511,365,891	990,000	7,065	1,512,362,956
Materials	804,165,458	846,008	33,537	805,045,003
Real Estate	66,529,766	8,846	—	66,538,612
Utilities	449,645,588	—	—	449,645,588
Preferred Stocks
Communication Services	290,378	—	—	290,378
Industrials	3,602,422	—	—	3,602,422
Temporary Cash Investments	122,506,574	—	—	122,506,574

39

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$1,074,505,088	—	$1,074,505,088
Futures Contracts**	$7,549,302	—	—	7,549,302

TOTAL	$13,344,439,105	$1,115,356,579	$3,366,068^	$14,463,161,752

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

40

U.S. MICRO CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (87.8%)
COMMUNICATION SERVICES — (3.0%)
	Other Securities		$212,629,659	3.4%

CONSUMER DISCRETIONARY — (12.0%)
*	Boot Barn Holdings, Inc.	218,493	15,834,188	0.3%
*	Cavco Industries, Inc.	67,389	20,231,526	0.3%
#	Group 1 Automotive, Inc.	75,809	17,017,604	0.3%
*	ODP Corp.	354,824	15,331,945	0.3%
*	Taylor Morrison Home Corp.	448,504	19,326,037	0.3%
*	Tri Pointe Homes, Inc.	625,733	17,946,022	0.3%
	Other Securities		738,376,236	11.7%

TOTAL CONSUMER DISCRETIONARY			844,063,558	13.5%

CONSUMER STAPLES — (5.0%)
#	Edgewell Personal Care Co.	360,314	15,734,912	0.3%
*	elf Beauty, Inc.	202,613	18,794,382	0.3%
*	Hostess Brands, Inc.	659,960	17,000,570	0.3%
#	Inter Parfums, Inc.	160,958	24,431,815	0.4%
#	Weis Markets, Inc.	196,657	16,222,236	0.3%
	Other Securities		260,185,055	4.0%

TOTAL CONSUMER STAPLES			352,368,970	5.6%

ENERGY — (4.7%)
#*	CNX Resources Corp.	1,161,237	18,034,011	0.3%
	Other Securities		314,683,868	5.0%

TOTAL ENERGY			332,717,879	5.3%

FINANCIALS — (16.6%)
#	BancFirst Corp.	237,248	18,953,743	0.3%
*	Bancorp, Inc.	494,971	15,794,525	0.3%
	First BanCorp.	1,576,127	18,519,492	0.3%
	Piper Sandler Cos	134,207	18,176,996	0.3%
	WSFS Financial Corp.	449,053	15,793,194	0.3%
	Other Securities		1,076,772,059	17.2%

TOTAL FINANCIALS			1,164,010,009	18.7%

HEALTH CARE — (11.4%)
*	CorVel Corp.	172,288	34,807,345	0.6%
*	Prestige Consumer Healthcare, Inc.	285,192	17,547,864	0.3%
	Other Securities		747,894,424	11.9%

TOTAL HEALTH CARE.			800,249,633	12.8%

INDUSTRIALS — (17.2%)
#	AAON, Inc.	181,845	17,820,810	0.3%
*	AeroVironment, Inc.	151,819	15,286,655	0.2%
	Alamo Group, Inc.	91,149	16,108,763	0.3%
	Albany International Corp., Class A	178,866	16,314,368	0.3%
#	ArcBest Corp.	191,857	18,111,301	0.3%
	Boise Cascade Co.	282,825	19,319,776	0.3%

41

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
*	CBIZ, Inc.	406,188	$21,402,046	0.3%
	Comfort Systems USA, Inc.	128,595	19,223,667	0.3%
	ESCO Technologies, Inc.	174,924	16,367,639	0.3%
	Federal Signal Corp.	327,771	16,840,874	0.3%
	Forward Air Corp.	191,213	20,174,884	0.3%
	Kadant, Inc.	84,503	15,703,192	0.3%
	Matson, Inc.	225,848	15,364,439	0.3%
	McGrath RentCorp.	184,266	16,377,562	0.3%
*	MYR Group, Inc.	136,039	17,411,632	0.3%
#	Veritiv Corp.	173,696	19,952,460	0.3%
	Other Securities		927,025,331	14.7%

TOTAL INDUSTRIALS			1,208,805,399	19.4%

INFORMATION TECHNOLOGY — (10.1%)
*	Axcelis Technologies, Inc.	134,645	15,928,503	0.3%
	Badger Meter, Inc.	144,183	19,079,736	0.3%
	Belden, Inc.	204,344	16,120,698	0.3%
#*	Insight Enterprises, Inc.	125,128	15,134,232	0.3%
#	Kulicke & Soffa Industries, Inc.	372,420	17,749,537	0.3%
*	Plexus Corp.	205,049	17,935,636	0.3%
#	Progress Software Corp.	298,601	16,387,223	0.3%
*	Rambus, Inc.	348,268	15,442,203	0.3%
#*	Super Micro Computer, Inc.	163,098	17,195,422	0.3%
	Other Securities		558,763,457	8.7%

TOTAL INFORMATION TECHNOLOGY			709,736,647	11.4%

MATERIALS — (4.8%)
	Innospec, Inc.	180,162	18,309,864	0.3%
	Materion Corp.	151,333	16,390,877	0.3%
	Other Securities		303,816,682	4.8%

TOTAL MATERIALS			338,517,423	5.4%

REAL ESTATE — (0.8%)
#	St. Joe Co.	421,390	17,319,129	0.3%
	Other Securities		37,024,056	0.6%

TOTAL REAL ESTATE			54,343,185	0.9%

UTILITIES — (2.2%)
	Chesapeake Utilities Corp.	123,935	15,305,972	0.2%
#	Otter Tail Corp.	297,207	21,384,044	0.3%
	Other Securities		113,360,063	1.9%

TOTAL UTILITIES			150,050,079	2.4%

TOTAL COMMON STOCKS			6,167,492,441	98.8%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		289,784	0.0%

42

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$1,510,253	0.0%

TOTAL PREFERRED STOCKS		1,800,037	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,981,574,400)		6,169,292,478

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	62,545,814	62,545,814	1.0%

SECURITIES LENDING COLLATERAL — (11.3%)
@§ The DFA Short Term Investment Fund	68,829,596	796,151,938	12.8%

TOTAL INVESTMENTS—(100.0%) (Cost $4,840,242,201)		$7,027,990,230	112.6%

As of April 30, 2023, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index.	324	06/16/23	$64,202,070	$67,853,700	$3,651,630

Total Futures Contracts			$64,202,070	$67,853,700	$3,651,630

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$212,373,712	$255,947	—	$212,629,659
Consumer Discretionary	843,913,361	150,197	—	844,063,558
Consumer Staples	346,347,913	6,021,057	—	352,368,970
Energy	332,665,456	52,423	—	332,717,879
Financials	1,158,663,474	5,346,535	—	1,164,010,009
Health Care	798,177,111	726,280	$1,346,242	800,249,633
Industrials	1,208,737,350	—	68,049	1,208,805,399
Information Technology	707,297,953	2,435,770	2,924	709,736,647
Materials	338,039,462	471,904	6,057	338,517,423
Real Estate	54,223,764	119,421	—	54,343,185
Utilities	150,050,079	—	—	150,050,079
Preferred Stocks
Communication Services	289,784	—	—	289,784
Industrials	1,510,253	—	—	1,510,253
Temporary Cash Investments	62,545,814	—	—	62,545,814

43

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$796,151,938	—		$796,151,938
Futures Contracts**	$3,651,630	—	—		3,651,630

TOTAL	$6,218,487,116	$811,731,472	$1,423,272	^	$7,031,641,860

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

44

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (2.4%)
Verizon Communications, Inc.	1,894,925	$73,579,938	1.6%
Other Securities		38,501,356	0.8%

TOTAL COMMUNICATION SERVICES		112,081,294	2.4%

CONSUMER DISCRETIONARY — (11.2%)
Home Depot, Inc.	429,537	129,093,050	2.8%
Lowe’s Cos., Inc.	159,947	33,241,785	0.7%
NIKE, Inc., Class B	353,147	44,750,788	1.0%
* O’Reilly Automotive, Inc.	38,119	34,966,940	0.8%
Ross Stores, Inc.	348,574	37,203,303	0.8%
TJX Cos., Inc.	600,719	47,348,672	1.0%
Other Securities		195,201,227	4.1%

TOTAL CONSUMER DISCRETIONARY		521,805,765	11.2%

CONSUMER STAPLES — (13.4%)
Altria Group, Inc.	711,043	33,781,653	0.7%
Coca-Cola Co.	1,429,132	91,678,818	2.0%
Costco Wholesale Corp.	167,842	84,461,451	1.8%
Kroger Co.	743,305	36,146,922	0.8%
PepsiCo, Inc.	664,457	126,838,197	2.7%
Procter & Gamble Co.	274,144	42,870,639	0.9%
Target Corp.	269,232	42,471,348	0.9%
Other Securities		163,778,182	3.6%

TOTAL CONSUMER STAPLES		622,027,210	13.4%

ENERGY — (2.8%)
ConocoPhillips	511,268	52,604,365	1.1%
Occidental Petroleum Corp.	557,073	34,276,702	0.7%
Other Securities		44,404,888	1.0%

TOTAL ENERGY		131,285,955	2.8%

FINANCIALS — (10.1%)
American Express Co.	354,187	57,144,530	1.2%
Ameriprise Financial, Inc.	106,466	32,484,906	0.7%
Mastercard, Inc., Class A	342,337	130,098,330	2.8%
Visa, Inc., Class A	621,862	144,725,943	3.1%
Other Securities		103,628,634	2.3%

TOTAL FINANCIALS		468,082,343	10.1%

HEALTH CARE — (15.3%)
AbbVie, Inc.	814,342	123,063,363	2.7%
Amgen, Inc.	263,714	63,222,794	1.4%
Bristol-Myers Squibb Co.	813,510	54,318,063	1.2%
Eli Lilly & Co.	378,776	149,942,267	3.2%
Gilead Sciences, Inc.	694,162	57,067,058	1.2%
Merck & Co., Inc.	493,090	56,937,102	1.2%
Zoetis, Inc.	201,953	35,499,298	0.8%

45

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Other Securities		$168,377,055	3.6%

TOTAL HEALTH CARE		708,427,000	15.3%

INDUSTRIALS — (14.2%)
3M Co.	310,822	33,015,513	0.7%
Automatic Data Processing, Inc.	186,986	41,136,920	0.9%
Caterpillar, Inc.	272,530	59,629,564	1.3%
Deere & Co.	147,838	55,885,721	1.2%
Illinois Tool Works, Inc.	135,400	32,758,676	0.7%
Lockheed Martin Corp.	112,034	52,034,191	1.1%
Union Pacific Corp.	308,247	60,323,938	1.3%
United Parcel Service, Inc., Class B	393,803	70,809,717	1.5%
Waste Management, Inc.	218,335	36,254,527	0.8%
WW Grainger, Inc.	44,501	30,953,561	0.7%
Other Securities		183,948,059	3.9%

TOTAL INDUSTRIALS		656,750,387	14.1%

INFORMATION TECHNOLOGY — (27.2%)
Accenture PLC, Class A	293,879	82,371,345	1.8%
Apple, Inc.	1,441,023	244,512,783	5.3%
Applied Materials, Inc.	493,558	55,786,861	1.2%
Broadcom, Inc.	206,313	129,255,094	2.8%
International Business Machines Corp.	476,470	60,230,573	1.3%
Lam Research Corp.	72,492	37,991,607	0.8%
Microsoft Corp.	828,326	254,511,447	5.5%
Oracle Corp.	1,054,524	99,884,513	2.2%
QUALCOMM, Inc.	560,047	65,413,490	1.4%
Texas Instruments, Inc.	439,280	73,447,616	1.6%
Other Securities		160,099,133	3.3%

TOTAL INFORMATION TECHNOLOGY		1,263,504,462	27.2%

MATERIALS — (2.6%)
LyondellBasell Industries NV, Class A	311,555	29,476,219	0.6%
Nucor Corp.	249,069	36,907,044	0.8%
Other Securities		53,089,302	1.2%

TOTAL MATERIALS		119,472,565	2.6%

TOTAL COMMON STOCKS (Cost $3,394,817,835)		4,603,436,981	99.1%

TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	35,601,045	35,601,045	0.7%

SECURITIES LENDING COLLATERAL — (0.1%)
@§ The DFA Short Term Investment Fund	309,583	3,580,945	0.1%

TOTAL INVESTMENTS—(100.0%) (Cost $3,433,999,238)		$4,642,618,971	99.9%

46

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of April 30, 2023, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	158	06/16/23	$31,525,576	$33,089,150	$1,563,574

Total Futures Contracts			$31,525,576	$33,089,150	$1,563,574

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$112,081,294	—	—	$112,081,294
Consumer Discretionary	521,505,537	$300,228	—	521,805,765
Consumer Staples	622,027,210	—	—	622,027,210
Energy	131,285,955	—	—	131,285,955
Financials	468,082,343	—	—	468,082,343
Health Care	708,427,000	—	—	708,427,000
Industrials	656,750,387	—	—	656,750,387
Information Technology	1,263,504,462	—	—	1,263,504,462
Materials	119,472,565	—	—	119,472,565
Temporary Cash Investments	35,601,045	—	—	35,601,045
Securities Lending Collateral	—	3,580,945	—	3,580,945
Futures Contracts**	1,563,574	—	—	1,563,574

TOTAL	$4,640,301,372	$3,881,173	—	$4,644,182,545

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

47

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.0%)
REAL ESTATE — (97.0%)
#	Agree Realty Corp.	585,659	$39,818,955	0.5%
	Alexandria Real Estate Equities, Inc.	1,079,596	134,064,231	1.8%
	American Homes 4 Rent, Class A	2,108,252	70,120,462	0.9%
	American Tower Corp.	3,027,468	618,784,185	8.1%
	Americold Realty Trust, Inc.	1,742,787	51,569,067	0.7%
	Apartment Income REIT Corp.	966,317	35,734,403	0.5%
	AvalonBay Communities, Inc.	908,931	163,943,884	2.1%
	Boston Properties, Inc.	970,601	51,791,269	0.7%
	Brixmor Property Group, Inc.	1,945,362	41,494,571	0.5%
	Camden Property Trust	654,158	71,990,088	0.9%
	Crown Castle, Inc.	2,692,457	331,414,532	4.3%
	CubeSmart	1,461,129	66,466,758	0.9%
	Digital Realty Trust, Inc.	1,897,205	188,107,876	2.5%
	EastGroup Properties, Inc.	285,021	47,473,098	0.6%
	Equinix, Inc.	607,061	439,560,729	5.8%
	Equity LifeStyle Properties, Inc.	1,146,079	78,964,843	1.0%
	Equity Residential	2,345,230	148,335,797	1.9%
	Essex Property Trust, Inc.	420,114	92,311,649	1.2%
	Extra Space Storage, Inc.	875,013	133,036,977	1.7%
	Federal Realty Investment Trust	469,614	46,440,128	0.6%
	First Industrial Realty Trust, Inc.	856,050	44,916,943	0.6%
	Gaming & Leisure Properties, Inc.	1,711,804	89,013,808	1.2%
	Healthcare Realty Trust, Inc., Class A	2,450,371	48,468,338	0.6%
	Healthpeak Properties, Inc.	3,591,594	78,907,320	1.0%
	Host Hotels & Resorts, Inc.	4,622,522	74,746,181	1.0%
	Invitation Homes, Inc.	3,975,664	132,667,908	1.7%
#	Iron Mountain, Inc.	1,886,880	104,231,251	1.4%
	Kimco Realty Corp.	4,006,913	76,892,660	1.0%
	Lamar Advertising Co., Class A	568,396	60,068,089	0.8%
	Life Storage, Inc.	554,600	74,527,148	1.0%
#	Medical Properties Trust, Inc.	3,886,946	34,088,516	0.4%
	Mid-America Apartment Communities, Inc.	760,905	117,027,189	1.5%
	National Retail Properties, Inc.	1,181,078	51,376,893	0.7%
#	Omega Healthcare Investors, Inc.	1,519,237	40,654,782	0.5%
	Prologis, Inc.	6,010,071	752,761,393	9.9%
	Public Storage	1,030,597	303,850,914	4.0%
	Realty Income Corp.	4,343,758	272,961,753	3.6%
	Regency Centers Corp.	1,000,881	61,484,120	0.8%
	Rexford Industrial Realty, Inc.	1,288,580	71,864,107	0.9%
	SBA Communications Corp.	703,161	183,447,673	2.4%
	Simon Property Group, Inc.	2,124,250	240,720,010	3.2%
	Spirit Realty Capital, Inc.	915,490	35,209,745	0.5%
	STAG Industrial, Inc.	1,173,711	39,753,592	0.5%
	Sun Communities, Inc.	806,272	112,015,369	1.5%
	UDR, Inc.	2,133,638	88,183,259	1.2%
	Ventas, Inc.	2,600,807	124,968,776	1.6%
	VICI Properties, Inc.	6,533,687	221,753,337	2.9%
	Welltower, Inc.	3,222,298	255,270,448	3.3%
	WP Carey, Inc.	1,382,532	102,583,874	1.3%

48

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
REAL ESTATE — (Continued)
Other Securities		$815,732,493	10.8%

TOTAL COMMON STOCKS (Cost $4,813,837,758)		7,561,571,391	99.0%

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	67,967,544	67,967,544	0.9%

SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	14,570,208	168,533,591	2.2%

TOTAL INVESTMENTS—(100.0%) (Cost $5,050,325,284)		$7,798,072,526	102.1%

As of April 30, 2023, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	309	06/16/23	$61,225,923	$64,712,325	$3,486,402

Total Futures Contracts			$61,225,923	$64,712,325	$3,486,402

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$7,561,571,391	—	—	$7,561,571,391
Temporary Cash Investments	67,967,544	—	—	67,967,544
Securities Lending Collateral	—	$168,533,591	—	168,533,591
Futures Contracts**	3,486,402	—	—	3,486,402

TOTAL	$7,633,025,337	$168,533,591	—	$7,801,558,928

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

49

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Enhanced U.S. Large Company Portfolio*	U.S. Large Cap Equity Portfolio*	U.S. Large Cap Value Portfolio	U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$22,783,485	—
Investment Securities at Value (including $1,933, $20,052, $0 and $860,061 of securities on loan, respectively)	$210,892	$1,596,539	—	$11,400,737
Temporary Cash Investments at Value & Cost	—	2,306	—	89,357
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,976, $3,971, $0 and $698,093, respectively)	1,977	3,971	—	698,209
Segregated Cash for Futures Contracts	—	—	—	5,555
Foreign Currencies at Value	15	—	—	—
Cash	3,688	—	—	—
Receivables:
Investment Securities Sold	—	1,970	—	18,529
Dividends and Interest	1,575	1,295	—	4,372
Securities Lending Income	1	4	—	180
Fund Shares Sold	18	251	10,170	5,718
Futures Margin Variation	4,077	—	—	862
Unrealized Gain on Forward Currency Contracts	232	—	—	—
Prepaid Expenses and Other Assets	16	18	109	99

Total Assets	222,491	1,606,354	22,793,764	12,223,618

LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,976	3,986	—	698,600
Investment Securities Purchased	—	480	—	2,946
Fund Shares Redeemed	1	1,872	14,314	9,306
Due to Advisor	17	131	1,676	2,584
Unrealized Loss on Forward Currency Contracts	58	—	—	—
Accrued Expenses and Other Liabilities	29	107	501	572

Total Liabilities	2,081	6,576	16,491	714,008

NET ASSETS	$220,410	$1,599,778	$22,777,273	$11,509,610

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares — based on net assets of $0; $0; $0 and $33,419 and shares outstanding of 0, 0, 0 and 1,241,347, respectively	N/A	N/A	N/A	$26.92

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Class R2 Shares — based on net assets of $0; $0; $0 and $73,112 and shares outstanding of 0, 0, 0 and 2,731,618, respectively	N/A	N/A	N/A	$26.77

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Institutional Class Shares — based on net assets of $220,410; $1,599,778; $22,777,273 and $11,403,079 and shares outstanding of 19,820,822, 66,960,233, 543,290,636 and 423,507,210, respectively	$11.12	$23.89	$41.92	$26.93

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	4,000,000,000	1,500,000,000

Investment Securities at Cost	$217,375	$796,237	N/A	$8,383,100

Foreign Currencies at Cost	$15	$—	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$278,804	$747,582	$13,641,862	$8,101,376
Total Distributable Earnings (Loss)	(58,394)	852,196	9,135,411	3,408,234

NET ASSETS	$220,410	$1,599,778	$22,777,273	$11,509,610

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

50

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

		U.S. Core	U.S. Core	U.S. Vector
	U.S. Small Cap	Equity 1	Equity 2	Equity
	Value Portfolio*	Portfolio*	Portfolio*	Portfolio*
ASSETS:
Investment Securities at Value (including $1,402,544, $1,035,431, $1,250,844 and $322,945 of securities on loan, respectively)	$13,105,428	$28,513,309	$29,330,995	$4,188,636
Temporary Cash Investments at Value & Cost	128,336	242,325	255,183	37,671
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,164,689, $864,950, $950,244 and $278,416, respectively)	1,164,800	864,992	950,371	278,454
Segregated Cash for Futures Contracts	6,541	13,160	13,541	1,982
Cash	—	1,013	1,213	461
Receivables:
Investment Securities Sold	17,191	19,315	14,030	3,964
Dividends and Interest	5,562	23,663	23,024	2,989
Securities Lending Income	210	249	280	69
Fund Shares Sold	7,607	12,487	7,843	1,476
Futures Margin Variation	1,015	2,041	2,100	308
Prepaid Expenses and Other Assets	120	157	155	38

Total Assets	14,436,810	29,692,711	30,598,735	4,516,048

LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,164,846	865,393	950,878	278,539
Investment Securities Purchased	26,694	10,802	11,561	3,163
Fund Shares Redeemed	7,785	10,922	13,205	1,222
Due to Advisor	3,056	2,821	3,871	871
Accrued Expenses and Other Liabilities	743	939	1,069	212

Total Liabilities	1,203,124	890,877	980,584	284,007

NET ASSETS	$13,233,686	$28,801,834	$29,618,151	$4,232,041

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $13,233,686; $28,801,834; $29,618,151 and $4,232,041 and shares outstanding of 344,720,743, 911,215,461, 1,034,361,897 and 196,022,943, respectively	$38.39	$31.61	$28.63	$21.59

NUMBER OF SHARES AUTHORIZED	3,400,000,000	3,000,000,000	4,600,000,000	2,000,000,000

Investment Securities at Cost	$9,415,551	$12,811,624	$13,266,510	$2,167,059

NET ASSETS CONSIST OF:
Paid-In Capital	$8,833,265	$12,634,616	$12,855,594	$2,070,792
Total Distributable Earnings (Loss)	4,400,421	16,167,218	16,762,557	2,161,249

NET ASSETS	$13,233,686	$28,801,834	$29,618,151	$4,232,041

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

51

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

			U.S. High	DFA Real
			Relative	Estate
	U.S. Small Cap	U.S. Micro Cap	Profitability	Securities
	Portfolio*	Portfolio*	Portfolio*	Portfolio*
ASSETS:
Investment Securities at Value (including $1,340,094, $936,564, $3,469 and $183,781 of securities on loan, respectively)	$13,258,601	$6,169,292	$4,603,437	$7,561,571
Temporary Cash Investments at Value & Cost	122,507	62,546	35,601	67,968
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,074,359, $796,122, $3,580 and $168,520, respectively)	1,074,505	796,152	3,581	168,534
Segregated Cash for Futures Contracts	7,503	3,629	1,769	3,461
Cash	3,996	2,582	—	—
Receivables:
Investment Securities Sold	3,360	5,083	3,254	—
Dividends and Interest	4,557	2,548	5,348	5,263
Securities Lending Income	303	143	2	29
Fund Shares Sold	6,216	5,293	1,350	3,821
Futures Margin Variation	1,058	563	275	537
Prepaid Expenses and Other Assets	92	48	85	57

Total Assets	14,482,698	7,047,879	4,654,702	7,811,241

LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,075,144	796,328	3,578	168,848
Investment Securities Purchased	6,835	6,310	—	—
Fund Shares Redeemed	7,795	2,380	4,414	5,506
Due to Advisor	2,771	1,974	723	955
Accrued Expenses and Other Liabilities	676	357	243	521

Total Liabilities	1,093,221	807,349	8,958	175,830

NET ASSETS	$13,389,477	$6,240,530	$4,645,744	$7,635,411

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $13,389,477; $6,240,530; $4,645,744 and $7,635,411 and shares outstanding of 343,596,590, 274,507,389, 256,289,708 and 204,407,799, respectively	$38.97	$22.73	$18.13	$37.35

NUMBER OF SHARES AUTHORIZED	2,000,000,000	3,000,000,000	500,000,000	1,700,000,000

Investment Securities at Cost	$8,114,436	$3,981,574	$3,394,818	$4,813,837

NET ASSETS CONSIST OF:
Paid-In Capital	$7,570,320	$3,792,765	$3,397,259	$4,841,700
Total Distributable Earnings (Loss)	5,819,157	2,447,765	1,248,485	2,793,711

NET ASSETS	$13,389,477	$6,240,530	$4,645,744	$7,635,411

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

52

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio#	U.S. Large Cap Equity Portfolio#	U.S. Large Cap Value Portfolio*	U.S. Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $0, respectively)	—	—	$290,554	—
Interest	—	—	3,948	—
Income from Securities Lending	—	—	364	—
Expenses Allocated from Affiliated Investment Companies	—	—	(12,513)	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	282,353	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $4, $0 and $155, respectively)	—	$14,137	—	$115,127
Interest	$3,433	—	—	—
Income from Securities Lending	5	36	—	1,128

Total Fund Investment Income	3,438	14,173	—	116,255

Fund Expenses
Investment Management Fees	140	794	21,910	16,203
Accounting & Transfer Agent Fees	24	156	1,516	685
S&P 500® Fees	8	—	—	—
Custodian Fees	8	11	—	89
Shareholder Servicing Fees
Class R1 Shares	—	—	—	17
Class R2 Shares	—	—	—	92
Filing Fees	11	17	105	84
Shareholders’ Reports	11	19	165	166
Directors’/Trustees’ Fees & Expenses	2	7	94	48
Professional Fees	1	10	90	77
Previously Waived Fees Recovered by Advisor (Note C)	1	—	—	—
Other	4	36	65	161

Total Fund Expenses	210	1,050	23,945	17,622

Fees Waived, Expenses Reimbursed by Advisor (Note C)	34	—	11,531	—
Fees Paid Indirectly (Note C)	3	—	—	—

Net Expenses	173	1,050	12,414	17,622

Net Investment Income (Loss)	3,265	13,123	269,939	98,633

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(2,137)	52,149	—	391,438
Affiliated Investment Companies Shares Sold	(1)	(1)	—	(82)
Transactions Allocated from Affiliated Investment Company**	—	—	569,767	—
Futures	(8,205)	19	—	2,549
Foreign Currency Transactions	10	—	—	—
Forward Currency Contracts	(539)	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	6,309	49,517	—	(755,194)
Affiliated Investment Companies Shares	4	3	—	432
Transactions Allocated from Affiliated Investment Company	—	—	(234,014)	—
Futures	21,604	—	—	1,248
Translation of Foreign Currency-Denominated Amounts	8	—	—	—
Forward Currency Contracts	(348)	—	—	—

Net Realized and Unrealized Gain (Loss)	16,705	101,687	335,753	(359,609)

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,970	$114,810	$605,692	$(260,976)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

53

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	U.S. Small Cap Value Portfolio#	U.S. Core Equity 1 Portfolio#	U.S. Core Equity 2 Portfolio#	U.S. Vector Equity Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $266, $86, $96 and $23, respectively)	$146,105	$257,379	$264,786	$43,348
Income from Securities Lending	1,219	1,472	1,689	420

Total Investment Income	147,324	258,851	266,475	43,768

Expenses
Investment Management Fees	19,490	16,858	23,346	5,451
Accounting & Transfer Agent Fees	1,162	2,408	2,395	401
Custodian Fees	98	148	153	31
Filing Fees	94	201	155	35
Shareholders’ Reports	161	139	146	46
Directors’/Trustees’ Fees & Expenses	57	114	119	18
Professional Fees	76	169	176	24
Other	173	361	379	60

Total Expenses	21,311	20,398	26,869	6,066

Net Expenses	21,311	20,398	26,869	6,066

Net Investment Income (Loss)	126,013	238,453	239,606	37,702

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	652,086	394,891	623,485	131,337
Affiliated Investment Companies Shares Sold	77	101	(98)	(13)
Futures	13,743	(5,052)	(1,231)	(1,242)
In-Kind Redemptions	73,233	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,245,488)	1,058,765	805,210	(122,415)
Affiliated Investment Companies Shares	430	443	470	142
Futures	(1,091)	20,253	16,313	2,864

Net Realized and Unrealized Gain (Loss)	(507,010)	1,469,401	1,444,149	10,673

Net Increase (Decrease) in Net Assets Resulting from Operations	$(380,997)	$1,707,854	$1,683,755	$48,375

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

54

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	U.S. Small Cap Portfolio#	U.S. Micro Cap Portfolio#	U.S. High Relative Profitability Portfolio#	DFA Real Estate Securities Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $112, $76, $2 and $0, respectively)	$112,915	$53,939	$46,607	$136,672
Income from Securities Lending	1,601	817	27	198

Total Investment Income	114,516	54,756	46,634	136,870

Fund Expenses
Investment Management Fees	17,232	12,236	4,401	6,669
Accounting & Transfer Agent Fees	925	515	469	694
Custodian Fees	109	60	25	46
Filing Fees	70	63	61	64
Shareholders’ Reports	141	62	70	142
Directors’/Trustees’ Fees & Expenses	55	26	19	34
Professional Fees	76	35	28	47
Other	177	79	77	97

Total Fund Expenses	18,785	13,076	5,150	7,793

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	732

Net Expenses	18,785	13,076	5,150	7,061

Net Investment Income (Loss)	95,731	41,680	41,484	129,809

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	668,677	226,600	31,763	61,879
Affiliated Investment Companies Shares Sold	(74)	(34)	7	(82)
Futures	4,578	(15)	(1,483)	5,114
In-Kind Redemptions	750	30,284	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(866,590)	(477,417)	286,021	49,076
Affiliated Investment Companies Shares	651	264	1	173
Futures	3,633	1,673	3,000	766

Net Realized and Unrealized Gain (Loss)	(188,375)	(218,645)	319,309	116,926

Net Increase (Decrease) in Net Assets Resulting from Operations	$(92,644)	$(176,965)	$360,793	$246,735

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

55

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio		U.S. Large Cap Equity Portfolio		U.S. Large Cap Value Portfolio***
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,265	$4,235	$13,123	$27,396	$269,939	$502,676
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(2,137)	(18,469)	52,149	55,532	—	—
Affiliated Investment Companies Shares Sold	(1)	2	(1)	(4)	—	—
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	569,767	638,941
Futures	(8,205)	(26,807)	19	107	—	—
Foreign Currency Transactions	10	(30)	—	—	—	—
Forward Currency Contracts	(539)	8,012	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	6,309	(10,721)	49,517	(370,165)	—	—
Affiliated Investment Companies Shares	4	(2)	3	(5)	—	—
Transactions Allocated from Affiliated Investment Company	—	—	—	—	(234,014)	(2,005,602)
Futures	21,604	(30,214)	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	8	(23)	—	—	—	—
Forward Currency Contracts	(348)	3,153	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	19,970	(70,864)	114,810	(287,139)	605,692	(863,985)

Distributions:
Institutional Class Shares	(4,302)	(133,571)	(61,525)	(90,612)	(789,599)	(1,117,729)
Capital Share Transactions (1):
Shares Issued	8,139	48,491	62,484	213,960	1,437,769	4,190,043
Shares Issued in Lieu of Cash Distributions	4,289	133,398	54,448	81,512	720,290	1,033,573
Shares Redeemed	(66,327)	(145,680)	(184,237)	(504,737)	(2,491,766)	(5,256,718)

Net Increase (Decrease) from Capital Share Transactions	(53,899)	36,209	(67,305)	(209,265)	(333,707)	(33,102)

Total Increase (Decrease) in Net Assets	(38,231)	(168,226)	(14,020)	(587,016)	(517,614)	(2,014,816)
Net Assets
Beginning of Period	258,641	426,867	1,613,798	2,200,814	23,294,887	25,309,703

End of Period	$220,410	$258,641	$1,599,778	$1,613,798	$22,777,273	$23,294,887

(1) Shares Issued and Redeemed:
Shares Issued	770	3,691	2,699	8,558	34,014	96,435
Shares Issued in Lieu of Cash Distributions	404	10,160	2,353	3,061	17,127	23,697
Shares Redeemed	(6,309)	(11,934)	(7,941)	(20,072)	(58,814)	(120,437)

Net Increase (Decrease) from Shares Issued and Redeemed	(5,135)	1,917	(2,889)	(8,453)	(7,673)	(305)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

56

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Targeted Value Portfolio		U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$98,633	$177,788	$126,013	$231,839	$238,453	$449,395
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	391,438	481,149	652,086	724,122	394,891	746,757
Affiliated Investment Companies Shares Sold	(82)	(183)	77	(244)	101	(228)
Futures	2,549	(21,845)	13,743	(14,918)	(5,052)	(31,585)
In-Kind Redemptions	—	—	73,233	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(755,194)	(802,130)	(1,245,488)	(849,358)	1,058,765	(5,000,570)
Affiliated Investment Companies Shares	432	(345)	430	(387)	443	(421)
Futures	1,248	398	(1,091)	4,538	20,253	(15,318)

Net Increase (Decrease) in Net Assets Resulting from Operations	(260,976)	(165,168)	(380,997)	95,592	1,707,854	(3,851,970)

Distributions:
Class R1 Shares	(1,404)	(5,129)	—	—	—	—
Class R2 Shares	(3,169)	(5,446)	—	—	—	—
Institutional Class Shares	(513,794)	(964,425)	(825,814)	(1,470,644)	(874,742)	(1,269,285)

Total Distributions	(518,367)	(975,000)	(825,814)	(1,470,644)	(874,742)	(1,269,285)

Capital Share Transactions (1):
Shares Issued	1,300,467	2,691,895	1,109,759	2,634,579	1,531,052	4,313,735
Shares Issued in Lieu of Cash Distributions	484,439	935,419	755,277	1,344,674	842,095	1,221,541
Shares Redeemed	(1,349,388)	(3,369,049)	(1,768,977)	(3,405,110)	(2,459,707)	(5,743,780)

Net Increase (Decrease) from Capital Share Transactions	435,518	258,265	96,059	574,143	(86,560)	(208,504)

Total Increase (Decrease) in Net Assets	(343,825)	(881,903)	(1,110,752)	(800,909)	746,552	(5,329,759)
Net Assets
Beginning of Period	11,853,435	12,735,338	14,344,438	15,145,347	28,055,282	33,385,041

End of Period	$11,509,610	$11,853,435	$13,233,686	$14,344,438	$28,801,834	$28,055,282

(1) Shares Issued and Redeemed:
Shares Issued	45,399	93,255	27,290	63,267	49,428	132,367
Shares Issued in Lieu of Cash Distributions	17,414	32,294	18,970	32,160	27,351	35,760
Shares Redeemed	(47,766)	(116,048)	(43,012)	(80,833)	(79,406)	(175,289)

Net Increase (Decrease) from Shares Issued and Redeemed	15,047	9,501	3,248	14,594	(2,627)	(7,162)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

57

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio		U.S. Small Cap Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$239,606	$448,257	$37,702	$70,009	$95,731	$163,574
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	623,485	908,780	131,337	159,333	668,677	597,912
Affiliated Investment Companies Shares Sold	(98)	(225)	(13)	(49)	(74)	(303)
Futures	(1,231)	(34,730)	(1,242)	(5,485)	4,578	(21,083)
In-Kind Redemptions	—	—	—	—	750	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	805,210	(5,092,843)	(122,415)	(594,083)	(866,590)	(2,273,036)
Affiliated Investment Companies Shares	470	(384)	142	(121)	651	(567)
Futures	16,313	(11,179)	2,864	(1,963)	3,633	(1,773)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,683,755	(3,782,324)	48,375	(372,359)	(92,644)	(1,535,276)

Distributions:
Institutional Class Shares	(1,024,622)	(1,676,395)	(176,467)	(387,023)	(612,129)	(1,001,810)
Capital Share Transactions (1):
Shares Issued	1,366,695	3,998,679	237,157	667,556	922,139	2,418,174
Shares Issued in Lieu of Cash Distributions	1,009,622	1,650,798	171,180	381,930	571,521	944,361
Shares Redeemed	(2,691,246)	(6,065,708)	(473,264)	(1,047,819)	(1,283,012)	(3,689,252)

Net Increase (Decrease) from Capital Share Transactions	(314,929)	(416,231)	(64,927)	1,667	210,648	(326,717)

Total Increase (Decrease) in Net Assets	344,204	(5,874,950)	(193,019)	(757,715)	(494,125)	(2,863,803)
Net Assets
Beginning of Period	29,273,947	35,148,897	4,425,060	5,182,775	13,883,602	16,747,405

End of Period	$29,618,151	$29,273,947	$4,232,041	$4,425,060	$13,389,477	$13,883,602

(1) Shares Issued and Redeemed:
Shares Issued	48,537	134,993	10,746	28,984	22,869	57,023
Shares Issued in Lieu of Cash Distributions	36,051	52,814	7,859	16,017	14,403	21,166
Shares Redeemed	(95,363)	(202,581)	(21,493)	(45,273)	(31,794)	(85,366)

Net Increase (Decrease) from Shares Issued and Redeemed	(10,775)	(14,774)	(2,888)	(272)	5,478	(7,177)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

58

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Micro Cap Portfolio		U.S. High Relative Profitability Portfolio		DFA Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$41,680	$72,387	$41,484	$84,301	$129,809	$195,121
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	226,600	280,167	31,763	113,487	61,879	343,226
Affiliated Investment Companies Shares Sold	(34)	(141)	7	(7)	(82)	(91)
Futures	(15)	(16,098)	(1,483)	(7,134)	5,114	(10,229)
In-Kind Redemptions	30,284	37,518	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(477,417)	(939,247)	286,021	(678,479)	49,076	(2,500,744)
Affiliated Investment Companies Shares	264	(266)	1	—	173	(185)
Futures	1,673	119	3,000	(2,379)	766	323

Net Increase (Decrease) in Net Assets Resulting from Operations	(176,965)	(565,561)	360,793	(490,211)	246,735	(1,972,579)

Distributions:
Institutional Class Shares	(283,212)	(741,898)	(126,011)	(193,881)	(454,375)	(291,803)
Capital Share Transactions (1):
Shares Issued	411,563	1,087,837	370,420	1,190,255	712,506	1,555,500
Shares Issued in Lieu of Cash Distributions	259,458	683,212	124,973	193,188	426,023	263,575
Shares Redeemed	(445,748)	(1,442,021)	(746,729)	(1,872,690)	(1,364,404)	(2,700,865)

Net Increase (Decrease) from Capital Share Transactions	225,273	329,028	(251,336)	(489,247)	(225,875)	(881,790)

Total Increase (Decrease) in Net Assets	(234,904)	(978,431)	(16,554)	(1,173,339)	(433,515)	(3,146,172)
Net Assets
Beginning of Period	6,475,434	7,453,865	4,662,298	5,835,637	8,068,926	11,215,098

End of Period	$6,240,530	$6,475,434	$4,645,744	$4,662,298	$7,635,411	$8,068,926

(1) Shares Issued and Redeemed:
Shares Issued	17,309	43,512	20,951	65,459	18,854	34,851
Shares Issued in Lieu of Cash Distributions	11,098	25,842	7,027	10,217	11,264	5,474
Shares Redeemed	(18,705)	(56,767)	(42,220)	(104,293)	(35,891)	(59,493)

Net Increase (Decrease) from Shares Issued and Redeemed	9,702	12,587	(14,242)	(28,617)	(5,773)	(19,168)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

59

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Enhanced U.S. Large Company Portfolio							U.S. Large Cap Equity Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.36		$18.53	$14.06	$14.02	$13.03	$14.54	$23.10		$28.11	$20.01	$18.61	$16.75	$15.93

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15		0.15	0.10	0.12	0.26	0.26	0.19		0.37	0.33	0.32	0.31	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	0.79		(2.48)	5.49	1.17	1.60	0.52	1.50		(4.19)	8.11	1.42	1.86	0.81

Total from Investment Operations	0.94		(2.33)	5.59	1.29	1.86	0.78	1.69		(3.82)	8.44	1.74	2.17	1.09

Less Distributions:
Net Investment Income	(0.18)		(0.11)	(0.13)	(0.11)	(0.30)	(0.25)	(0.17)		(0.34)	(0.34)	(0.31)	(0.31)	(0.27)
Net Realized Gains	—		(5.73)	(0.99)	(1.14)	(0.57)	(2.04)	(0.73)		(0.85)	—	(0.03)	—	—

Total Distributions	(0.18)		(5.84)	(1.12)	(1.25)	(0.87)	(2.29)	(0.90)		(1.19)	(0.34)	(0.34)	(0.31)	(0.27)

Net Asset Value, End of Period	$11.12		$10.36	$18.53	$14.06	$14.02	$13.03	$23.89		$23.10	$28.11	$20.01	$18.61	$16.75

Total Return	9.16	%(B)	(19.24%)	41.82%	9.55%	15.67%	5.62%	7.45	%(B)	(14.12%)	42.42%	9.52%	13.13%	6.82%

Net Assets, End of Period (thousands)	$220,410		$258,641	$426,867	$433,322	$386,750	$327,063	$1,599,778		$1,613,798	$2,200,814	$1,693,438	$1,611,529	$1,457,218
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.15%	0.15%	0.15%	0.15%	0.15%	0.13	%(C)	0.13%	0.14%	0.16%	0.19%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.18	%(C)	0.17%	0.17%	0.22%	0.25%	0.23%	0.13	%(C)	0.13%	0.14%	0.16%	0.19%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.80	%(C)	1.26%	0.59%	0.89%	1.98%	1.94%	1.65	%(C)	1.45%	1.32%	1.68%	1.77%	1.64%
Portfolio Turnover Rate	12	%(B)	118%	70%	90%	109%	91%	4	%(B)	7%	7%	20%	22%	7%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

60

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$42.28		$45.91	$31.40	$37.13	$37.41	$38.84

Income from Investment Operations (A)
Net Investment Income (Loss)	0.49		0.91	0.76	0.79	0.83	0.78
Net Gains (Losses) on Securities (Realized and Unrealized)	0.60		(2.50)	14.46	(4.98)	1.45	0.35

Total from Investment Operations	1.09		(1.59)	15.22	(4.19)	2.28	1.13

Less Distributions:
Net Investment Income	(0.41)		(0.82)	(0.71)	(0.73)	(0.76)	(0.73)
Net Realized Gains	(1.04)		(1.22)	—	(0.81)	(1.80)	(1.83)

Total Distributions	(1.45)		(2.04)	(0.71)	(1.54)	(2.56)	(2.56)

Net Asset Value, End of Period	$41.92		$42.28	$45.91	$31.40	$37.13	$37.41

Total Return	2.59	%(B)	(3.54%)	48.68%	(11.56%)	6.97%	2.79%

Net Assets, End of Period (thousands)	$22,777,273		$23,294,887	$25,309,703	$18,715,077	$25,656,577	$25,268,336
Ratio of Expenses to Average Net Assets (D)	0.22	%(C)	0.21%	0.23%	0.27%	0.28%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.32	%(C)	0.31%	0.33%	0.37%	0.38%	0.37%
Ratio of Net Investment Income to Average Net Assets	2.34	%(C)	2.09%	1.80%	2.38%	2.33%	1.98%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

61

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R1 Shares
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$28.74		$31.60	$18.57	$22.30	$23.45	$25.15

Income from Investment Operations (A)
Net Investment Income (Loss)	0.22		0.41	0.44	0.30	0.30	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.80)		(0.88)	13.00	(3.19)	(0.24)	(0.63)

Total from Investment Operations	(0.58)		(0.47)	13.44	(2.89)	0.06	(0.35)

Less Distributions:
Net Investment Income	(0.20)		(0.36)	(0.41)	(0.27)	(0.27)	(0.26)
Net Realized Gains	(1.04)		(2.03)	—	(0.57)	(0.94)	(1.09)

Total Distributions	(1.24)		(2.39)	(0.41)	(0.84)	(1.21)	(1.35)

Net Asset Value, End of Period	$26.92		$28.74	$31.60	$18.57	$22.30	$23.45

Total Return	(2.16	%)(B)	(1.48%)	72.74%	(13.34%)	0.78%	(1.61%)

Net Assets, End of Period (thousands)	$33,419		$32,553	$70,291	$31,832	$56,378	$47,848
Ratio of Expenses to Average Net Assets	0.39	%(C)	0.40%	0.43%	0.47%	0.48%	0.47%
Ratio of Net Investment Income to Average Net Assets	1.54	%(C)	1.38%	1.52%	1.56%	1.34%	1.10%
Portfolio Turnover Rate	8	%(B)	18%	13%	20%	16%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

62

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$28.58		$31.44	$18.48	$22.18	$23.32	$25.03

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.36	0.39	0.27	0.27	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.79)		(0.86)	12.94	(3.16)	(0.23)	(0.63)

Total from Investment Operations	(0.59)		(0.50)	13.33	(2.89)	0.04	(0.39)

Less Distributions:
Net Investment Income	(0.18)		(0.33)	(0.37)	(0.24)	(0.24)	(0.23)
Net Realized Gains	(1.04)		(2.03)	—	(0.57)	(0.94)	(1.09)

Total Distributions	(1.22)		(2.36)	(0.37)	(0.81)	(1.18)	(1.32)

Net Asset Value, End of Period	$26.77		$28.58	$31.44	$18.48	$22.18	$23.32

Total Return	(2.19	%)(B)	(1.62%)	72.45%	(13.42%)	0.64%	(1.79%)

Net Assets, End of Period (thousands)	$73,112		$74,146	$73,279	$52,931	$72,669	$108,168
Ratio of Expenses to Average Net Assets	0.54	%(C)	0.54%	0.58%	0.62%	0.63%	0.62%
Ratio of Net Investment Income to Average Net Assets	1.40	%(C)	1.24%	1.41%	1.39%	1.21%	0.95%
Portfolio Turnover Rate	8	%(B)	18%	13%	20%	16%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

63

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$28.74		$31.61	$18.57	$22.31	$23.46	$25.16

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23		0.43	0.46	0.31	0.32	0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.79)		(0.87)	13.02	(3.19)	(0.23)	(0.63)

Total from Investment Operations	(0.56)		(0.44)	13.48	(2.88)	0.09	(0.33)

Less Distributions:
Net Investment Income	(0.21)		(0.40)	(0.44)	(0.29)	(0.30)	(0.28)
Net Realized Gains	(1.04)		(2.03)	—	(0.57)	(0.94)	(1.09)

Total Distributions	(1.25)		(2.43)	(0.44)	(0.86)	(1.24)	(1.37)

Net Asset Value, End of Period	$26.93		$28.74	$31.61	$18.57	$22.31	$23.46

Total Return	(2.07	%)(B)	(1.39%)	72.95%	(13.27%)	0.88%	(1.52%)

Net Assets, End of Period (thousands)	$11,403,079		$11,746,736	$12,591,768	$8,711,891	$10,655,324	$10,307,146
Ratio of Expenses to Average Net Assets	0.29	%(C)	0.30%	0.33%	0.37%	0.38%	0.37%
Ratio of Net Investment Income to Average Net Assets	1.65	%(C)	1.47%	1.65%	1.65%	1.45%	1.20%
Portfolio Turnover Rate	8	%(B)	18%	13%	20%	16%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

64

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio							U.S. Core Equity 1 Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$42.01		$46.33	$27.34	$32.79	$36.39	$39.07	$30.70		$36.25	$25.24	$24.71	$22.77	$22.01

Income from Investment Operations (A)
Net Investment Income (Loss)	0.37		0.68	0.80	0.44	0.42	0.39	0.26		0.49	0.44	0.41	0.40	0.36
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.52)		(0.47)	18.98	(4.95)	(1.69)	(0.90)	1.62		(4.65)	10.99	0.93	2.08	0.88

Total from Investment Operations	(1.15)		0.21	19.78	(4.51)	(1.27)	(0.51)	1.88		(4.16)	11.43	1.34	2.48	1.24

Less Distributions:
Net Investment Income	(0.34)		(0.67)	(0.79)	(0.38)	(0.38)	(0.37)	(0.22)		(0.45)	(0.42)	(0.39)	(0.40)	(0.35)
Net Realized Gains	(2.13)		(3.86)	—	(0.56)	(1.95)	(1.80)	(0.75)		(0.94)	—	(0.42)	(0.14)	(0.13)

Total Distributions	(2.47)		(4.53)	(0.79)	(0.94)	(2.33)	(2.17)	(0.97)		(1.39)	(0.42)	(0.81)	(0.54)	(0.48)

Net Asset Value, End of Period	$38.39		$42.01	$46.33	$27.34	$32.79	$36.39	$31.61		$30.70	$36.25	$25.24	$24.71	$22.77

Total Return	(2.93	%)(B)	0.58%	73.01%	(14.11%)	(3.04%)	(1.48%)	6.21	%(B)	(11.85%)	45.50%	5.55%	11.18%	5.59%

Net Assets, End of Period (thousands)	$13,233,686		$14,344,438	$15,145,347	$10,481,057	$13,766,513	$14,732,615	$28,801,834		$28,055,282	$33,385,041	$24,427,934	$26,592,058	$23,629,726
Ratio of Expenses to Average Net Assets	0.31	%(C)	0.33%	0.42%	0.52%	0.53%	0.52%	0.15	%(C)	0.14%	0.15%	0.18%	0.20%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.31	%(C)	0.33%	0.42%	0.52%	0.53%	0.52%	0.15	%(C)	0.14%	0.15%	0.18%	0.20%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.81	%(C)	1.62%	1.94%	1.56%	1.26%	1.00%	1.70	%(C)	1.48%	1.34%	1.69%	1.72%	1.55%
Portfolio Turnover Rate	12	%(B)	23%	22%	18%	19%	27%	2	%(B)	5%	4%	3%	5%	3%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

65

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Core Equity 2 Portfolio							U.S. Vector Equity Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$28.01		$33.16	$22.79	$22.66	$21.25	$20.90	$22.25		$26.02	$17.00	$18.71	$18.40	$19.16

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23		0.42	0.39	0.36	0.36	0.34	0.19		0.35	0.31	0.27	0.28	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	1.38		(3.98)	10.35	0.60	1.65	0.53	0.05		(2.17)	9.00	(1.40)	0.72	(0.10)

Total from Investment Operations	1.61		(3.56)	10.74	0.96	2.01	0.87	0.24		(1.82)	9.31	(1.13)	1.00	0.16

Less Distributions:
Net Investment Income	(0.20)		(0.39)	(0.37)	(0.33)	(0.37)	(0.32)	(0.17)		(0.32)	(0.29)	(0.25)	(0.27)	(0.25)
Net Realized Gains	(0.79)		(1.20)	—	(0.50)	(0.23)	(0.20)	(0.73)		(1.63)	—	(0.33)	(0.42)	(0.67)

Total Distributions	(0.99)		(1.59)	(0.37)	(0.83)	(0.60)	(0.52)	(0.90)		(1.95)	(0.29)	(0.58)	(0.69)	(0.92)

Net Asset Value, End of Period	$28.63		$28.01	$33.16	$22.79	$22.66	$21.25	$21.59		$22.25	$26.02	$17.00	$18.71	$18.40

Total Return	5.85	%(B)	(11.19%)	47.35%	4.37%	9.78%	4.16%	1.03	%(B)	(7.42%)	54.98%	(6.12%)	5.92%	0.69%

Net Assets, End of Period (thousands)	$29,618,151		$29,273,947	$35,148,897	$25,670,305	$27,829,155	$24,677,650	$4,232,041		$4,425,060	$5,182,775	$3,612,716	$4,583,612	$4,610,769
Ratio of Expenses to Average Net Assets	0.18	%(C)	0.18%	0.19%	0.21%	0.22%	0.22%	0.28	%(C)	0.28%	0.29%	0.32%	0.33%	0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.18	%(C)	0.18%	0.19%	0.21%	0.22%	0.22%	0.28	%(C)	0.28%	0.29%	0.32%	0.33%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.64	%(C)	1.41%	1.29%	1.63%	1.69%	1.53%	1.73	%(C)	1.49%	1.31%	1.59%	1.53%	1.35%
Portfolio Turnover Rate	2	%(B)	5%	5%	3%	6%	5%	4	%(B)	10%	10%	13%	6%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

66

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Portfolio							U.S. Micro Cap Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$41.06		$48.50	$31.00	$33.80	$35.02	$36.48	$24.45		$29.55	$18.19	$20.78	$21.88	$22.76

Income from Investment Operations (A)
Net Investment Income (Loss)	0.28		0.48	0.50	0.35	0.38	0.39	0.15		0.27	0.24	0.18	0.20	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.55)		(4.93)	17.50	(2.02)	(0.05)	(0.08)	(0.80)		(2.41)	11.37	(2.18)	(0.26)	0.12

Total from Investment Operations	(0.27)		(4.45)	18.00	(1.67)	0.33	0.31	(0.65)		(2.14)	11.61	(2.00)	(0.06)	0.29

Less Distributions:
Net Investment Income	(0.26)		(0.45)	(0.50)	(0.32)	(0.35)	(0.37)	(0.14)		(0.26)	(0.25)	(0.16)	(0.18)	(0.16)
Net Realized Gains	(1.56)		(2.54)	—	(0.81)	(1.20)	(1.40)	(0.93)		(2.70)	—	(0.43)	(0.86)	(1.01)

Total Distributions	(1.82)		(2.99)	(0.50)	(1.13)	(1.55)	(1.77)	(1.07)		(2.96)	(0.25)	(0.59)	(1.04)	(1.17)

Net Asset Value, End of Period	$38.97		$41.06	$48.50	$31.00	$33.80	$35.02	$22.73		$24.45	$29.55	$18.19	$20.78	$21.88

Total Return	(0.73	%)(B)	(9.62%)	58.30%	(5.08%)	1.41%	0.77%	(2.75	%)(B)	(7.93%)	64.00%	(9.87%)	0.24%	1.29%

Net Assets, End of Period (thousands)	$13,389,477		$13,883,602	$16,747,405	$13,189,730	$17,392,495	$17,303,451	$6,240,530		$6,475,434	$7,453,865	$5,120,258	$6,351,299	$6,478,316
Ratio of Expenses to Average Net Assets	0.27	%(C)	0.29%	0.33%	0.36%	0.37%	0.37%	0.41	%(C)	0.41%	0.46%	0.52%	0.53%	0.52%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.27	%(C)	0.29%	0.33%	0.36%	0.37%	0.37%	0.41	%(C)	0.41%	0.46%	0.52%	0.53%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.39	%(C)	1.12%	1.13%	1.15%	1.13%	1.06%	1.29	%(C)	1.08%	0.90%	1.00%	0.98%	0.74%
Portfolio Turnover Rate	8	%(B)	13%	12%	3%	8%	13%	11	%(B)	22%	20%	11%	15%	19%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. High Relative Profitability Portfolio							DFA Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$17.23		$19.51	$14.61	$13.51	$11.85	$10.93	$38.39		$48.90	$34.21	$41.90	$34.14	$34.99

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16		0.29	0.26	0.25	0.22	0.19	0.63		0.89	0.90	1.01	0.52 **	1.60
Net Gains (Losses) on Securities (Realized and Unrealized)	1.22		(1.91)	4.89	1.07	1.64	0.89	0.53		(10.10)	14.86	(7.77)	8.09 **	(0.69)

Total from Investment Operations	1.38		(1.62)	5.15	1.32	1.86	1.08	1.16		(9.21)	15.76	(6.76)	8.61	0.91

Less Distributions:
Net Investment Income	(0.13)		(0.27)	(0.25)	(0.22)	(0.20)	(0.16)	(0.87)		(0.79)	(0.95)	(0.87)	(0.85)	(1.65)
Net Realized Gains	(0.35)		(0.39)	—	—	—	—	(1.33)		(0.51)	(0.12)	(0.06)	—	(0.11)

Total Distributions	(0.48)		(0.66)	(0.25)	(0.22)	(0.20)	(0.16)	(2.20)		(1.30)	(1.07)	(0.93)	(0.85)	(1.76)

Net Asset Value, End of Period	$18.13		$17.23	$19.51	$14.61	$13.51	$11.85	$37.35		$38.39	$48.90	$34.21	$41.90	$34.14

Total Return	8.07	%(B)	(8.55%)	35.42%	9.90%	15.88%	9.88%	2.97	%(B)	(19.38%)	47.01%	(16.27%)	25.64%	2.63%

Net Assets, End of Period (thousands)	$4,645,744		$4,662,298	$5,835,637	$3,629,125	$1,703,302	$722,728	$7,635,411		$8,068,926	$11,215,098	$8,137,555	$10,671,437	$8,577,658
Ratio of Expenses to Average Net Assets	0.22	%(C)	0.23%	0.24%	0.25%	0.25%	0.25%	0.18	%(C)	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.22	%(C)	0.23%	0.24%	0.25%	0.25%	0.27%	0.20	%(C)	0.20%	0.20%	0.20%	0.20%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.79	%(C)	1.61%	1.46%	1.76%	1.73%	1.58%	3.31	%(C)	1.96%	2.12%	2.73%	1.38%**	4.66%
Portfolio Turnover Rate	3	%(B)	20%	12%	0%	4%	7%	2	%(B)	3%	5%	5%	3%	3%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twelve (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, one (the “Feeder Fund”) invests all of its assets in a corresponding series (the “Master Fund” which is treated as a partnership for federal income tax purposes) of The DFA Investment Trust Company (“DFAITC”). As of April 30, 2023, the Feeder Fund was the owner of record of the approximate percentage of the total outstanding shares of the Master Fund as detailed below:

Feeder Fund	Master Fund	Percentage Ownership at 04/30/23
U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	86%

To achieve its investment objective, the Feeder Fund invests substantially all of its assets in the Master Fund as indicated above. The Feeder Fund also invests in short-term temporary cash investments and futures.

The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (collectively, the “Domestic Equity Portfolios”) including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios that

69

are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master Fund) are valued at their respective daily net asset values as reported by their administrator. The Feeder Fund’s investment in the Master Fund reflects its proportionate interest in the net assets of the Master Fund. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Enhanced U.S. Large Company Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The Enhanced U.S. Large Company Portfolio isolates the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

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Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Fund recognizes its pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from its Master Fund within DFAITC, which is treated as a partnership for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental

71

approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2023, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio	0.12%
U.S. Large Cap Equity Portfolio	0.10%
U.S. Large Cap Value Portfolio	0.19%
U.S. Targeted Value Portfolio	0.27%
U.S. Small Cap Value Portfolio	0.28%
U.S. Core Equity 1 Portfolio	0.12%
U.S. Core Equity 2 Portfolio	0.16%
U.S. Vector Equity Portfolio	0.25%
U.S. Small Cap Portfolio	0.25%
U.S. Micro Cap Portfolio	0.38%
U.S. High Relative Profitability Portfolio	0.19%
DFA Real Estate Securities Portfolio	0.17%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-feeder Portfolios will remain in effect through February 28, 2024, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Fund. During the six months ended April 30, 2023, the non-feeder Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2023, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Advisor, however, will not be reimbursed by the Feeder Fund in connection with its Permanent Fee Waiver (defined below). The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Enhanced U.S. Large Company Portfolio (1)	0.15%	—	$1	$34	$294

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Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Cap Equity Portfolio (1)	0.19%	—	—	—	—
U.S. Large Cap Value Portfolio (2)	—	0.19%	—	$11,531	—
U.S. Targeted Value Portfolio (3)	0.50%	—	—	—	—
U.S. Core Equity 1 Portfolio (1)	0.23%	—	—	—	—
U.S. Core Equity 2 Portfolio (1)	0.26%	—	—	—	—
U.S. Vector Equity Portfolio (1)	0.36%	—	—	—	—
U.S. High Relative Profitability Portfolio (4)	0.25%	—	—	—	—
DFA Real Estate Securities Portfolio (1)	0.18%	—	—	732	$4,917

Class R1 Shares
U.S. Targeted Value Portfolio (5)	0.62%	—	—	—	—

Class R2 Shares
U.S. Targeted Value Portfolio (5)	0.77%	—	—	—	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(2)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.23%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.25%.

(3)

The Advisor has contractually agreed to waive its management fee and to assume the Portfolio’s Institutional Class Shares’ expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(4)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(5)

The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the “Expense Limitation Amount”).

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Earned Income Credit:

Additionally, the following Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the six months ended April 30, 2023, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
Enhanced U.S. Large Company Portfolio	$3

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amount paid by the Fund to the CCO was $73 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$4
U.S. Large Cap Equity Portfolio	2
U.S. Large Cap Value Portfolio	148
U.S. Targeted Value Portfolio	37
U.S. Small Cap Value Portfolio	152
U.S. Core Equity 1 Portfolio	33
U.S. Core Equity 2 Portfolio	47
U.S. Vector Equity Portfolio	32
U.S. Small Cap Portfolio	93
U.S. Micro Cap Portfolio	68
U.S. High Relative Profitability Portfolio	6
DFA Real Estate Securities Portfolio	40

E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Domestic Equity Portfolios) (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Enhanced U.S. Large Company Portfolio	$14,433	$31,264	$11,646	$45,515
U.S. Large Cap Equity Portfolio	—	—	56,753	168,541
U.S. Targeted Value Portfolio	—	—	1,097,410	967,684
U.S. Small Cap Value Portfolio	—	—	1,662,892	2,042,354
U.S. Core Equity 1 Portfolio	—	—	583,095	1,170,960
U.S. Core Equity 2 Portfolio	—	—	491,697	1,516,210
U.S. Vector Equity Portfolio	—	—	160,921	344,978

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	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Small Cap Portfolio	—	—	$1,124,413	$1,338,154
U.S. Micro Cap Portfolio	—	—	800,493	736,799
U.S. High Relative Profitability Portfolio	—	—	147,331	479,123
DFA Real Estate Securities Portfolio	—	—	147,007	581,398

There were no purchases or sales of long-term U.S. government securities by the Domestic Equity Portfolios.

For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
Enhanced U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$6,490	$21,670	$26,186	$(1)	$4	$1,977	171	$56	—

Total	$6,490	$21,670	$26,186	$(1)	$4	$1,977	171	$56	—

U.S. Large Cap Equity Portfolio
The DFA Short Term Investment Fund	$7,333	$48,524	$51,888	$(1)	$3	$3,971	343	$129	—

Total	$7,333	$48,524	$51,888	$(1)	$3	$3,971	343	$129	—

U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$856,197	$3,720,005	$3,878,343	$(82)	$432	$698,209	60,362	$19,664	—

Total	$856,197	$3,720,005	$3,878,343	$(82)	$432	$698,209	60,362	$19,664	—

U.S. Small Cap Value Portfolio
The DFA Short Term Investment Fund	$939,014	$4,119,153	$3,893,874	$77	$430	$1,164,800	100,700	$21,276	—

Total	$939,014	$4,119,153	$3,893,874	$77	$430	$1,164,800	100,700	$21,276	—

U.S. Core Equity 1 Portfolio
The DFA Short Term Investment Fund	$1,197,211	$3,396,797	$3,729,560	$101	$443	$864,992	74,781	$20,138	—

Total	$1,197,211	$3,396,797	$3,729,560	$101	$443	$864,992	74,781	$20,138	—

U.S. Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$1,076,958	$3,506,166	$3,633,125	$(98)	$470	$950,371	82,162	$21,499	—

Total	$1,076,958	$3,506,166	$3,633,125	$(98)	$470	$950,371	82,162	$21,499	—

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	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
U.S. Vector Equity Portfolio
The DFA Short Term Investment Fund	$227,604	$1,248,727	$1,198,006	$(13)	$142	$278,454	24,073	$6,326	—

Total	$227,604	$1,248,727	$1,198,006	$(13)	$142	$278,454	24,073	$6,326	—

U.S. Small Cap Portfolio
The DFA Short Term Investment Fund	$1,540,634	$4,130,655	$4,597,361	$(74)	$651	$1,074,505	92,894	$28,007	—

Total	$1,540,634	$4,130,655	$4,597,361	$(74)	$651	$1,074,505	92,894	$28,007	—

U.S. Micro Cap Portfolio
The DFA Short Term Investment Fund	$544,018	$2,231,095	$1,979,191	$(34)	$264	$796,152	68,830	$14,313	—

Total	$544,018	$2,231,095	$1,979,191	$(34)	$264	$796,152	68,830	$14,313	—

U.S. High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$2,788	$167,627	$166,842	$7	$1	$3,581	310	—	—

Total	$2,788	$167,627	$166,842	$7	$1	$3,581	310	—	—

DFA Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$365,690	$549,904	$747,151	$(82)	$173	$168,534	14,570	$3,838	—

Total	$365,690	$549,904	$747,151	$(82)	$173	$168,534	14,570	$3,838	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

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The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Enhanced U.S. Large Company Portfolio
2021	$13,853	$16,475	—	$30,328
2022	56,965	76,606	—	133,571
U.S. Large Cap Equity Portfolio
2021	27,774	—	—	27,774
2022	25,100	65,512	—	90,612
U.S. Large Cap Value Portfolio
2021	401,298	—	—	401,298
2022	452,232	665,497	—	1,117,729
U.S. Targeted Value Portfolio
2021	188,761	—	—	188,761
2022	248,278	726,722	—	975,000
U.S. Small Cap Value Portfolio
2021	282,350	—	—	282,350
2022	322,497	1,148,147	—	1,470,644
U.S. Core Equity 1 Portfolio
2021	396,375	—	—	396,375
2022	411,055	858,230	—	1,269,285
U.S. Core Equity 2 Portfolio
2021	403,126	—	—	403,126
2022	433,070	1,243,325	—	1,676,395
U.S. Vector Equity Portfolio
2021	59,880	—	—	59,880
2022	77,716	309,307	—	387,023
U.S. Small Cap Portfolio
2021	191,244	—	—	191,244
2022	153,059	848,752	—	1,001,811
U.S. Micro Cap Portfolio
2021	65,320	—	—	65,320
2022	67,157	674,741	—	741,898
U.S. High Relative Profitability Portfolio
2021	70,633	—	—	70,633
2022	83,850	110,031	—	193,881
DFA Real Estate Securities Portfolio
2021	222,133	28,472	—	250,605
2022	195,676	96,127	—	291,803

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As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Enhanced U.S. Large Company Portfolio	$(391)	—	$(391)
U.S. Large Cap Equity Portfolio	(2,217)	$(4,989)	(7,206)
U.S. Large Cap Value Portfolio	(48,533)	(19,035)	(67,568)
U.S. Targeted Value Portfolio	(6,887)	(53,342)	(60,229)
U.S. Small Cap Value Portfolio	(19,932)	(57,085)	(77,017)
U.S. Core Equity 1 Portfolio	(36,753)	(30,868)	(67,621)
U.S. Core Equity 2 Portfolio	(29,015)	(49,664)	(78,679)
U.S. Vector Equity Portfolio	(3,237)	(11,705)	(14,942)
U.S. Small Cap Portfolio	(9,371)	(51,542)	(60,913)
U.S. Micro Cap Portfolio	(4,621)	(18,795)	(23,416)
U.S. High Relative Profitability Portfolio	(7,544)	(12,049)	(19,593)
DFA Real Estate Securities Portfolio	(21,969)	(21,454)	(43,423)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Enhanced U.S. Large Company Portfolio	$3,104	—	$(66,260)	$(10,917)	$(74,073)
U.S. Large Cap Equity Portfolio	—	$50,244	—	748,666	798,910
U.S. Large Cap Value Portfolio	—	566,416	—	8,753,023	9,319,439
U.S. Targeted Value Portfolio	—	428,661	—	3,758,950	4,187,611
U.S. Small Cap Value Portfolio	—	712,309	—	4,895,057	5,607,366
U.S. Core Equity 1 Portfolio	—	673,222	—	14,660,884	15,334,106
U.S. Core Equity 2 Portfolio	—	817,058	—	15,286,267	16,103,325
U.S. Vector Equity Portfolio	—	143,187	—	2,146,182	2,289,369
U.S. Small Cap Portfolio	—	525,081	—	5,998,924	6,524,005
U.S. Micro Cap Portfolio	—	245,316	—	2,662,679	2,907,995
U.S. High Relative Profitability Portfolio	—	91,499	—	922,203	1,013,702
DFA Real Estate Securities Portfolio	86,131	275,577	—	2,639,674	3,001,382

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Enhanced U.S. Large Company Portfolio	$66,260	$66,260

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During the year ended October 31, 2022, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large Company Portfolio	$217,511	$537	$(6,890)	$(6,353)
U.S. Large Cap Equity Portfolio	804,630	820,425	(20,122)	800,303
U.S. Large Cap Value Portfolio	14,292,189	8,461,803	—	8,461,803
U.S. Targeted Value Portfolio	9,184,116	3,621,723	(603,970)	3,017,753
U.S. Small Cap Value Portfolio	10,748,567	4,143,601	(453,613)	3,689,988
U.S. Core Equity 1 Portfolio	13,900,534	16,380,847	(679,120)	15,701,727
U.S. Core Equity 2 Portfolio	14,444,601	16,735,025	(670,412)	16,064,613
U.S. Vector Equity Portfolio	2,480,852	2,129,119	(107,504)	2,021,615
U.S. Small Cap Portfolio	9,322,630	5,572,498	(428,187)	5,144,311
U.S. Micro Cap Portfolio	4,842,466	2,411,536	(223,788)	2,187,748
U.S. High Relative Profitability Portfolio	3,434,392	1,358,120	(149,501)	1,208,619
DFA Real Estate Securities Portfolio	5,209,277	3,076,653	(429,030)	2,647,623

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(Unaudited)
	Amount	Shares	Amount	Shares
U.S. Targeted Value Portfolio
Class R1 Shares
Shares Issued	$5,922	209	$15,262	517
Shares Issued in Lieu of Cash Distributions	1,404	50	5,129	176
Shares Redeemed	(4,210)	(151)	(54,316)	(1,784)

Net Increase (Decrease) — Class R1 Shares	$3,116	108	$(33,925)	(1,091)

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	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(Unaudited)
	Amount	Shares	Amount	Shares
Class R2 Shares
Shares Issued	$10,995	394	$27,453	959
Shares Issued in Lieu of Cash Distributions	3,170	115	5,446	189
Shares Redeemed	(10,383)	(371)	(25,828)	(885)

Net Increase (Decrease) — Class R2 Shares	$3,782	138	$7,071	263

Institutional Class Shares
Shares Issued	$1,283,550	44,796	$2,649,180	91,779
Shares Issued in Lieu of Cash Distributions	479,865	17,249	924,844	31,929
Shares Redeemed	(1,334,795)	(47,244)	(3,288,905)	(113,379)

Net Increase (Decrease) — Institutional Class Shares	$428,620	14,801	$285,119	10,329

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

1. Forward Currency Contracts: The Enhanced U.S. Large Company Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Enhanced U.S. Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. The Enhanced U.S. Large Company Portfolio typically hedges its foreign currency exposure. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

2. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2023 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Enhanced U.S. Large Company Portfolio	$37,930	$240,332
U.S. Targeted Value Portfolio	—	111,613
U.S. Small Cap Value Portfolio	—	162,661
U.S. Core Equity 1 Portfolio	—	248,886
U.S. Core Equity 2 Portfolio	—	246,266
U.S. Vector Equity Portfolio	—	35,883
U.S. Small Cap Portfolio	—	129,557
U.S. Micro Cap Portfolio	—	66,421
U.S. High Relative Profitability Portfolio	—	33,351
DFA Real Estate Securities Portfolio	—	73,624

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2023	Forward Currency Contracts (1)	Equity Contracts *,(2)
Enhanced U.S. Large Company Portfolio	$4,307	$232	$4,075
U.S. Targeted Value Portfolio	4,408	—	4,408
U.S. Small Cap Value Portfolio	6,682	—	6,682
U.S. Core Equity 1 Portfolio	11,637	—	11,637
U.S. Core Equity 2 Portfolio	11,850	—	11,850
U.S. Vector Equity Portfolio	1,754	—	1,754
U.S. Small Cap Portfolio	7,549	—	7,549
U.S. Micro Cap Portfolio	3,652	—	3,652
U.S. High Relative Profitability Portfolio	1,564	—	1,564
DFA Real Estate Securities Portfolio	3,486	—	3,486

	Liability Derivatives Value
	Total Value at April 30, 2023	Forward Currency Contracts (3)
Enhanced U.S. Large Company Portfolio	$(58)	$(58)

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(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Enhanced U.S. Large Company Portfolio	$(8,744)	$(539)	$(8,205)
U.S. Large Cap Equity Portfolio	19	—	19
U.S. Targeted Value Portfolio	2,549	—	2,549
U.S. Small Cap Value Portfolio	13,743	—	13,743
U.S. Core Equity 1 Portfolio	(5,052)	—	(5,052)
U.S. Core Equity 2 Portfolio	(1,231)	—	(1,231)
U.S. Vector Equity Portfolio	(1,242)	—	(1,242)
U.S. Small Cap Portfolio	4,578	—	4,578
U.S. Micro Cap Portfolio	(15)	—	(15)
U.S. High Relative Profitability Portfolio	(1,483)	—	(1,483)
DFA Real Estate Securities Portfolio	5,114	—	5,114

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Enhanced U.S. Large Company Portfolio	$21,256	$(348)	$21,604
U.S. Targeted Value Portfolio	1,248	—	1,248
U.S. Small Cap Value Portfolio	(1,091)	—	(1,091)
U.S. Core Equity 1 Portfolio	20,253	—	20,253
U.S. Core Equity 2 Portfolio	16,313	—	16,313
U.S. Vector Equity Portfolio	2,864	—	2,864
U.S. Small Cap Portfolio	3,633	—	3,633
U.S. Micro Cap Portfolio	1,673	—	1,673
U.S. High Relative Profitability Portfolio	3,000	—	3,000
DFA Real Estate Securities Portfolio	766	—	766

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

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Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2023 (amounts in thousands):

		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)

	Assets						Liabilities
Enhanced U.S. Large Company Portfolio
Citibank, N.A.	$222	$222	$(24)	—	—	$198	$24	$24	$(24)	—	—	—
Morgan Stanley and Co. International	10	10	(10)	—	—	—	34	34	(10)	—	—	$24

Total	$232	$232	$(34)	—	—	$198	$58	$58	$(34)	—	—	$24

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the

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parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

For the six months ended April 30, 2023, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2023
U.S. Large Cap Equity Portfolio	4.81%	$3,285	18	$8	$9,186	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2023, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2023
U.S. Large Cap Equity Portfolio	Borrower	4.94%	$30,782	1	$4	$30,782	—
U.S. High Relative Profitability Portfolio	Borrower	4.94%	31,711	3	13	31,711	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023 that the Portfolio utilized the interfund lending program.

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J. Affiliated Trades:

Cross trades for the six months ended April 30, 2023, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2023, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Equity Portfolio	$14,095	$16,233	$5,413
U.S. Targeted Value Portfolio	171,781	45,394	6,522
U.S. Small Cap Value Portfolio	86,526	226,302	(1,368)
U.S. Core Equity 1 Portfolio	82,974	52,868	(6,657)
U.S. Core Equity 2 Portfolio	98,561	85,535	14,986
U.S. Vector Equity Portfolio	33,217	53,099	17,782
U.S. Small Cap Portfolio	52,751	154,338	33,001
U.S. Micro Cap Portfolio	39,576	98,518	(13,700)
U.S. High Relative Profitability Portfolio	71,040	39,539	(81)
DFA Real Estate Securities Portfolio	1,004	24,735	415

K. Securities Lending:

As of April 30, 2023, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousand):

Non-Cash Collateral Market Value
U.S. Large Cap Equity Portfolio	$16,845
U.S. Targeted Value Portfolio	176,464
U.S. Small Cap Value Portfolio	246,796
U.S. Core Equity 1 Portfolio	188,614
U.S. Core Equity 2 Portfolio	319,690
U.S. Vector Equity Portfolio	49,674
U.S. Small Cap Portfolio	291,350
U.S. Micro Cap Portfolio	158,280
DFA Real Estate Securities Portfolio	18,184

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s

85

collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Enhanced U.S. Large Company Portfolio Bonds	$1,976	—	—	—	$1,976
U.S. Large Cap Equity Portfolio Common Stocks	3,986	—	—	—	3,986

U.S. Targeted Value Portfolio Common Stocks, Preferred Stocks	698,600	—	—	—	698,600
U.S. Small Cap Value Portfolio Common Stocks, Preferred Stocks	1,164,846	—	—	—	1,164,846
U.S. Core Equity 1 Portfolio Common Stocks, Preferred Stocks	865,393	—	—	—	865,393
U.S. Core Equity 2 Portfolio Common Stocks, Preferred Stocks	950,878	—	—	—	950,878
U.S. Vector Equity Portfolio Common Stocks, Preferred Stocks	278,539	—	—	—	278,539
U.S. Small Cap Portfolio Common Stocks, Preferred Stocks,Rights/Warrants	1,075,144	—	—	—	1,075,144
U.S. Micro Cap Portfolio Common Stocks, Preferred Stocks,Rights/Warrants	796,328	—	—	—	796,328

86

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. High Relative Profitability Portfolio Common Stocks	$3,578	—	—	—	$3,578
DFA Real Estate Securities Portfolio Common Stocks	168,848	—	—	—	168,848

L. Shareholder Servicing Fees:

The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. In-Kind Redemptions:

During the six months ended April 30, 2023, the Portfolios listed below realized net gains (losses) on in-kind redemptions as follows (amounts in thousands):

U.S. Small Cap Value Portfolio	$73,233
U.S. Small Cap Portfolio	$750
U.S. Micro Cap Portfolio	$30,284

O. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

P. Other:

As of April 30, 2023, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

87

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Enhanced U.S. Large Company Portfolio-Institutional Class	4	68%
U.S. Large Cap Equity Portfolio-Institutional Class	4	81%
U.S. Large Cap Value Portfolio-Institutional Class	3	66%
U.S. Targeted Value Portfolio-Class R1	6	87%
U.S. Targeted Value Portfolio-Class R2	5	87%
U.S. Targeted Value Portfolio-Institutional Class	3	53%
U.S. Small Cap Value Portfolio-Institutional Class	4	75%
U.S. Core Equity 1 Portfolio-Institutional Class	4	73%
U.S. Core Equity 2 Portfolio-Institutional Class	5	82%
U.S. Vector Equity Portfolio-Institutional Class	5	85%
U.S. Small Cap Portfolio-Institutional Class	3	56%
U.S. Micro Cap Portfolio-Institutional Class	4	78%
U.S. High Relative Profitability Portfolio-Institutional Class	3	84%
DFA Real Estate Securities Portfolio-Institutional Class	3	64%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

Q. Subsequent Event Evaluations:

The Board of Directors of the Fund approved a Plan of Recapitalization pursuant to which the Class R1 shares and Class R2 shares collectively, (“Class R shares”) of the U.S. Targeted Value Portfolio converted into Institutional Class shares of the Portfolio (the “Recapitalization”) on June 9, 2023. The Portfolio did not accept any additional purchases of Class R shares after the close of market on June 7, 2023. As a result of the Recapitalization, shareholders holding Class R shares of the Portfolio received Institutional Class shares of the Portfolio in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following the Recapitalization, the Class R shares of the Portfolio have ceased operations.

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

88

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2023

EXPENSE TABLE

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Commodity Strategy Portfolio
Actual Fund Return	$1,000.00	$940.90	0.31%	$1.49

89

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,023.26	0.31%	$1.56

(1)

DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the consolidated expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

90

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DFA Commodity Strategy Portfolio
Basic Materials	0.8%
Communications	1.7%
Consumer, Cyclical	4.0%
Consumer, Non-cyclical	7.0%
Energy	4.6%
Financials	30.0%
Foreign Government	2.9%
Industrials	4.3%
Supranational	2.1%
Technology	3.6%
U.S. Government	35.8%
Utilities	3.2%

100.0%

91

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Face Amount^		Value†
		(000)
BONDS — (59.6%)
AUSTRALIA — (2.6%)
APA Infrastructure Ltd.
Ω	4.200%, 03/23/25		4,000	$3,926,280
Bank of New Zealand
#Ω	3.500%, 02/20/24		5,250	5,176,784
Glencore Funding LLC
Ω	4.125%, 03/12/24		2,225	2,189,406
Ω	4.625%,04/29/24		7,350	7,277,779
Macquarie Bank Ltd.
#Ω	2.300%, 01/22/25		2,390	2,287,388
Ω	3.231%, 03/21/25		12,425	12,113,976
Westpac Banking Corp.
	3.250%,11/16/23	AUD	10,000	6,585,118

TOTAL AUSTRALIA				39,556,731

CANADA — (6.9%)
Bank of Montreal
	2.500%, 06/28/24		3,000	2,905,162
	0.625%, 07/09/24		1,350	1,279,653
Bank of Montreal, Floating Rate Note, SOFR + 0.320%, FRN
(r)	5.157%, 07/09/24		2,000	1,987,954
Bank of Nova Scotia
	0.700%, 04/15/24		11,620	11,087,840
	0.650%, 07/31/24		600	566,745
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.380%, FRN
(r)	5.219%, 07/31/24		1,000	994,249
Brookfield Corp.
	4.000%, 01/15/25		6,200	6,062,694
Brookfield Finance, Inc.
	4.000%, 04/01/24		2,000	1,961,586
Canadian Imperial Bank of Commerce
	3.100%, 04/02/24		4,500	4,403,033
	1.000%, 10/18/24		5,000	4,717,315
	2.250%, 01/28/25		5,000	4,770,195
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		8,300	8,125,670
Enbridge, Inc.
	4.000%, 10/01/23		7,000	6,957,606
	2.500%, 01/15/25		2,000	1,921,828
ITC Holdings Corp.
	3.650%, 06/15/24		9,000	8,847,089

		Face Amount^		Value†
		(000)
CANADA — (Continued)
National Bank of Canada
	0.750%, 08/06/24		9,350	$8,822,557
Quebec, Province of Canada
	4.200%, 03/10/25	AUD	2,000	1,330,410
Royal Bank of Canada
	2.333%, 12/05/23	CAD	5,000	3,635,790
	0.650%, 07/29/24		1,750	1,657,516
Royal Bank of Canada, Floating Rate Note, SOFR + 0.360%, FRN
#(r)	5.199%, 07/29/24		7,750	7,694,751
Thomson Reuters Corp.
	3.850%, 09/29/24		5,000	4,891,207
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	10,000	7,243,532
	0.700%, 09/10/24		3,000	2,823,301

TOTAL CANADA				104,687,683

DENMARK — (0.5%)
Danske Bank AS
Ω	5.375%, 01/12/24		6,132	6,074,158
	5.375%, 01/12/24		1,000	990,567

TOTAL DENMARK				7,064,725

FRANCE — (3.8%)
Banque Federative du Credit Mutuel SA
Ω	2.375%, 11/21/24		5,000	4,773,552
BNP Paribas SA
Ω	3.375%, 01/09/25		7,000	6,762,709
BPCE SA
	4.000%, 04/15/24		500	492,142
Ω	2.375%, 01/14/25		7,985	7,547,175
#	2.375%, 01/14/25		6,500	6,143,599
Credit Agricole SA
#Ω	3.875%, 04/15/24		3,550	3,491,241
	3.250%, 10/04/24		5,000	4,847,587
Societe Generale SA
Ω	3.875%, 03/28/24		9,500	9,293,780
Ω	2.625%, 01/22/25		1,840	1,731,766
TotalEnergies Capital International SA
	3.750%, 04/10/24		13,004	12,854,476

TOTAL FRANCE				57,938,027

92

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
GERMANY — (3.5%)
Bayer U.S. Finance II LLC
Ω	3.875%, 12/15/23		3,500	$3,463,923
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		6,000	5,855,412
BMW U.S. Capital LLC
Ω	0.800%, 04/01/24		2,000	1,925,609
BMW U.S. Capital LLC, Floating Rate Note, SOFR + 0.530%, FRN
(r)Ω	5.370%, 04/01/24		8,000	7,977,872
EMD Finance LLC
	3.250%, 03/19/25		5,697	5,524,213
Kreditanstalt fuer Wiederaufbau
	5.000%, 03/19/24	AUD	2,000	1,337,430
	1.500%, 07/24/24	AUD	8,800	5,668,190
Landwirtschaftliche Rentenbank
	4.750%, 04/08/24	AUD	15,000	10,014,803
Mercedes-Benz Finance North America LLC
Ω	2.125%, 03/10/25		9,560	9,096,199
NRW Bank
	1.600%, 07/31/24	AUD	4,000	2,566,735

TOTAL GERMANY				53,430,386

IRELAND — (0.8%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	4.875%, 01/16/24		7,150	7,091,425
#	2.875%, 08/14/24		2,450	2,352,919
	3.500%, 01/15/25		3,000	2,874,116

TOTAL IRELAND				12,318,460

ITALY — (0.6%)
Republic of Italy Government International Bond
	0.875%, 05/06/24		8,000	7,621,920
	2.375%, 10/17/24		2,000	1,914,852

TOTAL ITALY				9,536,772

JAPAN — (4.9%)
American Honda Finance Corp.
#	3.550%, 01/12/24		3,000	2,971,180
	0.550%, 07/12/24		8,000	7,604,647
Mitsubishi UFJ Financial Group, Inc.
	2.193%, 02/25/25		10,600	10,026,390
MUFG Bank Ltd.
#Ω	3.250%, 09/08/24		2,000	1,952,432

		Face Amount^		Value†
		(000)
JAPAN — (Continued)
Nomura Holdings, Inc.
	2.648%, 01/16/25		8,390	$7,958,916
	5.099%, 07/03/25		3,000	2,961,182
ORIX Corp.
	3.250%, 12/04/24		5,000	4,844,162
Sumitomo Mitsui Financial Group, Inc.
	2.696%, 07/16/24		9,500	9,204,820
	2.348%, 01/15/25		5,500	5,228,690
Sumitomo Mitsui Trust Bank Ltd.
#Ω	0.800%, 09/12/23		9,500	9,343,478
#Ω	0.850%, 03/25/24		750	720,139
Ω	0.800%, 09/16/24		643	606,131
Toyota Motor Credit Corp.
	2.500%, 03/22/24		10,000	9,779,472
	0.625%, 09/13/24		2,000	1,894,009

TOTAL JAPAN				75,095,648

NETHERLANDS — (0.8%)
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		6,940	6,718,672
ING Groep NV
	3.550%, 04/09/24		5,000	4,899,665

TOTAL NETHERLANDS				11,618,337

NEW ZEALAND — (1.8%)
New Zealand Government Bond
	0.500%, 05/15/24	NZD	45,900	27,055,316
New Zealand Local Government Funding Agency Bond
	2.250%, 04/15/24	NZD	1,500	899,041

TOTAL NEW ZEALAND				27,954,357

SPAIN — (0.8%)
Banco Santander SA
	3.496%, 03/24/25		7,000	6,758,700
Santander Holdings USA, Inc.
	3.500%, 06/07/24		5,000	4,867,931

TOTAL SPAIN				11,626,631

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.1%)
African Development Bank
	4.750%, 03/06/24	AUD	12,000	7,996,558
Asian Development Bank
	1.100%, 08/15/24	AUD	6,200	3,966,378
European Investment Bank
	4.750%, 08/07/24	AUD	1,000	669,867

93

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Inter-American Development Bank
	4.750%, 08/27/24	AUD	1,000	$670,028
International Finance Corp.
	1.450%, 07/22/24	AUD	4,000	2,574,379
Nordic Investment Bank
	4.750%, 02/28/24	AUD	13,500	8,997,210
	0.375%, 09/20/24		7,550	7,145,169

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				32,019,589

SWEDEN — (2.0%)
Skandinaviska Enskilda Banken AB
Ω	0.650%, 09/09/24		26,136	24,601,189
Svensk Exportkredit AB
#	0.625%, 10/07/24		5,600	5,296,032

TOTAL SWEDEN				29,897,221

SWITZERLAND — (0.2%)
UBS AG
#Ω	1.375%, 01/13/25		3,000	2,787,143

UNITED KINGDOM — (2.5%)
BAT Capital Corp.
	3.222%, 08/15/24		10,700	10,408,892
CNH Industrial Capital LLC
	1.950%, 07/02/23		4,000	3,977,708
Lloyds Banking Group PLC
	4.450%, 05/08/25		7,000	6,874,912
LSEGA Financing PLC
Ω	0.650%, 04/06/24		3,000	2,858,002
NatWest Markets PLC
Ω	2.375%, 05/21/23		1,900	1,896,351
Ω	0.800%, 08/12/24		12,000	11,325,247
Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24		658	641,622

TOTAL UNITED KINGDOM				37,982,734

UNITED STATES — (25.8%)
Aetna, Inc.
	3.500%, 11/15/24		1,600	1,560,928
Ally Financial, Inc.
	5.125%, 09/30/24		6,800	6,668,287
Amcor Flexibles North America, Inc.
	4.000%, 05/17/25		3,200	3,129,265

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
American Express Co.
2.250%, 03/04/25		10,000	$9,522,105
American Tower Corp.
3.375%, 05/15/24		1,900	1,858,123
4.000%, 06/01/25		3,500	3,437,482
Ameriprise Financial, Inc.
3.000%, 04/02/25		5,000	4,818,843
Apple, Inc.
3.350%, 01/10/24	AUD	1,500	987,882
Arizona Public Service Co.
3.350%, 06/15/24		4,328	4,236,238
Arrow Electronics, Inc.
3.250%, 09/08/24		1,500	1,458,391
Bank of America Corp.
4.125%, 01/22/24		5,000	4,957,543
Booking Holdings, Inc.
3.650%, 03/15/25		10,000	9,818,821
Boston Scientific Corp.
# 3.450%, 03/01/24		875	861,960
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 01/15/24		8,000	7,901,193
Campbell Soup Co.
3.300%, 03/19/25		10,000	9,721,057
Capital One Financial Corp.
3.300%, 10/30/24		1,486	1,444,614
3.200%, 02/05/25		6,400	6,105,143
Cardinal Health, Inc.
3.079%, 06/15/24		9,750	9,522,665
Charles Schwab Corp.
0.750%, 03/18/24		4,385	4,195,101
Charles Schwab Corp., Floating Rate Note, SOFR + 0.500%, FRN
(r) 5.320%, 03/18/24		3,073	3,040,705
Cigna Group
3.750%, 07/15/23		1,163	1,158,731
3.500%, 06/15/24		3,723	3,660,998
CNA Financial Corp.
7.250%, 11/15/23		1,390	1,397,633
3.950%, 05/15/24		2,000	1,968,921
Constellation Energy Generation LLC
3.250%, 06/01/25		14,900	14,327,143
Devon Energy Corp.
5.250%, 09/15/24		400	400,929
Discover Bank
2.450%, 09/12/24		3,900	3,707,248
Discover Financial Services
3.950%, 11/06/24		2,796	2,711,594
Eastern Energy Gas Holdings LLC
2.500%, 11/15/24		6,727	6,472,854

94

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Edison International
	3.550%, 11/15/24	3,000	$2,917,538
	4.950%, 04/15/25	6,920	6,899,071
	Elevance Health, Inc.
	3.500%, 08/15/24	3,000	2,944,070
	2.375%, 01/15/25	13,500	12,982,935
	Energy Transfer LP
	4.050%, 03/15/25	2,204	2,160,940
	Energy Transfer LP/Regency Energy Finance Corp.
	4.500%, 11/01/23	9,000	8,944,744
	Equifax, Inc.
	2.600%, 12/01/24	2,600	2,496,874
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25	2,000	1,982,256
	Fiserv, Inc.
	2.750%, 07/01/24	5,000	4,858,660
	Five Corners Funding Trust
Ω	4.419%, 11/15/23	3,228	3,206,123
	Flex Ltd.
	4.750%, 06/15/25	1,000	986,205
	General Motors Financial Co., Inc.
	5.100%, 01/17/24	2,000	1,993,209
	1.200%, 10/15/24	2,000	1,880,520
	3.800%, 04/07/25	3,500	3,400,049
	Georgia-Pacific LLC
Ω	3.600%, 03/01/25	2,000	1,955,369
	Gilead Sciences, Inc.
	3.500%, 02/01/25	7,885	7,742,011
	GlaxoSmithKline Capital PLC
	3.000%, 06/01/24	4,361	4,284,485
	Global Payments, Inc.
	3.750%, 06/01/23	4,000	3,992,238
	2.650%, 02/15/25	3,000	2,864,051
	Goldman Sachs Group, Inc.
	3.500%, 01/23/25	5,000	4,858,736
	Hewlett Packard Enterprise Co.
	1.450%, 04/01/24	10,750	10,367,661
	International Business Machines Corp.
	3.625%, 02/12/24	1,750	1,730,607
	3.000%, 05/15/24	11,000	10,775,722
	John Deere Capital Corp.
	2.050%, 01/09/25	6,500	6,248,211
	JPMorgan Chase & Co.
	3.625%, 05/13/24	493	486,289
#	3.125%, 01/23/25	5,500	5,350,583

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Kemper Corp.
	4.350%, 02/15/25	7,500	$7,329,100
	Kimco Realty OP LLC
	2.700%, 03/01/24	1,000	974,486
	Kinder Morgan, Inc.
Ω	5.625%, 11/15/23	4,336	4,334,748
	Laboratory Corp. of America Holdings
	3.600%, 02/01/25	763	744,738
	Lazard Group LLC
	3.750%, 02/13/25	3,085	3,002,813
	Lennar Corp.
	4.500%, 04/30/24	5,000	4,952,976
	LyondellBasell Industries NV
	5.750%, 04/15/24	570	570,826
	Marathon Petroleum Corp.
	3.625%, 09/15/24	7,000	6,860,502
	Morgan Stanley
	3.875%, 04/29/24	7,253	7,151,364
	MPLX LP
	4.875%, 12/01/24	3,750	3,735,607
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	11,250	10,966,392
	Oracle Corp.
	2.950%, 11/15/24	10,000	9,680,476
	2.500%, 04/01/25	3,600	3,437,154
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.125%, 08/01/23	2,022	2,012,055
	Phillips 66
	3.850%, 04/09/25	2,000	1,959,566
	Raytheon Technologies Corp.
	3.200%, 03/15/24	4,040	3,974,115
	Ryder System, Inc.
#	3.650%, 03/18/24	8,033	7,904,829
	Simon Property Group LP
	2.000%, 09/13/24	7,937	7,588,405
	Truist Financial Corp.
	2.500%, 08/01/24	280	269,211
	UnitedHealth Group, Inc.
#	3.500%, 02/15/24	12,000	11,861,900
	Ventas Realty LP
	2.650%, 01/15/25	1,000	950,223
	3.500%, 02/01/25	9,600	9,275,976
	Verizon Communications, Inc., Floating Rate Note, SOFR + 0.500%, FRN
(r)	5.331%, 03/22/24	811	810,247
	Vornado Realty LP
#	3.500%, 01/15/25	2,265	2,119,948

95

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Waste Management, Inc.
#	2.400%, 05/15/23	2,207	$2,204,744
Wells Fargo & Co.
	3.300%, 09/09/24	10,000	9,779,772
	3.000%, 02/19/25	4,000	3,870,072
Welltower OP LLC
	4.500%, 01/15/24	8,500	8,418,073
Williams Cos., Inc.
	3.900%, 01/15/25	2,843	2,792,096
Zimmer Biomet Holdings, Inc.
	3.550%, 04/01/25	3,000	2,919,300

TOTAL UNITED STATES			391,813,268

TOTAL BONDS			905,327,712

U.S. TREASURY OBLIGATIONS — (35.5%)
U.S. Treasury Bills
~«∞	4.713%, 05/09/23	36,000	35,967,040
∞	4.446%, 06/22/23	50,000	49,651,347
∞	4.875%, 06/29/23	15,000	14,879,203
U.S. Treasury Notes
	0.125%, 08/15/23	35,500	34,992,461
~«	0.125%, 09/15/23	21,000	20,625,117
	0.500%, 11/30/23	46,000	44,835,625
	0.125%, 12/15/23	80,000	77,687,500
	0.750%, 12/31/23	80,000	77,815,625
~«	2.250%, 03/31/24	20,000	19,537,500
~«	0.375%, 04/15/24	17,000	16,297,422
~«	0.250%, 05/15/24	18,000	17,176,640
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.140, FRN, 5.271%, 10/31/24	85,000	85,097,179
(r)	3M USTMMR + 0.200, FRN, 5.331%, 01/31/25	45,000	45,087,508

TOTAL U.S. TREASURY OBLIGATIONS			539,650,167

	Shares	Value
COMMERCIAL PAPER — (4.1%)
CANADA — (0.3%)
John Deere Canada ULC, 5.171%	5,000,000	$4,952,543

UNITED STATES — (3.8%)
Bayer Corp.	1,500,000	1,484,265
Duke Energy Corp.	8,500,000	8,443,847
Emerson Electric Co.	10,000,000	9,945,411
Mondelez International, Inc.	5,000,000	4,975,435
Parker-Hannifin Corp.	7,000,000	6,925,712
Sherwin-Williams Co.	8,000,000	7,963,883
Stanley Black & Decker, Inc.	8,000,000	7,972,635
Walt Disney Co.	10,000,000	9,923,860

TOTAL UNITED STATES		57,635,048

TOTAL COMMERCIAL PAPER		62,587,591

TOTAL INVESTMENT SECURITIES (Cost $1,550,661,851)		1,507,565,470

		Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	1,005,440	11,629,921

TOTAL INVESTMENTS — (100.0%) (Cost $1,562,291,322)		$1,519,195,391

As of April 30, 2023, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
NZD	45,294,566	USD	27,845,740	Citibank, N.A.	05/02/23	$164,425

96

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	28,233,385	NZD	45,294,566	State Street Bank and Trust	05/02/23	$223,220
USD	54,955,690	AUD	81,527,440	Citibank, N.A.	07/19/23	831,142

Total Appreciation						$1,218,787

USD	27,807,322	NZD	45,236,092	Citibank, N.A.	06/02/23	$(164,602)
USD	10,764,245	CAD	14,820,079	HSBC Bank	06/23/23	(185,606)

Total (Depreciation)						$(350,208)

Total Appreciation (Depreciation)						$868,579

As of April 30, 2023, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	96	07/14/23	$3,024,343	$2,808,000	$(216,343)
CBOT Soybean Futures	44	07/14/23	3,199,283	3,122,350	(76,933)
CBOT Soybean Meal Futures	42	07/14/23	1,900,747	1,816,080	(84,667)
CBOT Soybean Oil Futures	49	07/14/23	1,637,814	1,519,098	(118,716)
CBOT Wheat Futures	43	07/14/23	1,515,657	1,362,562	(153,095)
CME Lean Hogs Futures	31	07/17/23	1,156,311	1,161,570	5,259
CME Live Cattle Futures	30	08/31/23	1,965,887	1,965,300	(587)
COMEX Copper Futures	30	07/27/23	3,074,536	2,917,875	(156,661)
COMEX Gold 100 Troy Oz. Futures	45	08/29/23	9,082,042	9,082,350	308
COMEX Silver Futures	22	07/27/23	2,676,432	2,774,860	98,428
ICE Brent Crude Oil Futures	52	07/31/23	4,103,845	4,131,920	28,075
ICE Gasoil Futures	19	07/12/23	1,379,195	1,321,450	(57,745)
KCBT Hard Red Winter Wheat Futures	24	07/14/23	1,029,839	931,500	(98,339)
LME Lead Futures	19	07/17/23	1,011,717	1,020,775	9,058
LME Lead Futures	29	05/15/23	1,565,889	1,562,375	(3,514)
LME Nickel Futures	18	07/17/23	2,554,281	2,617,812	63,531
LME Nickel Futures	34	05/15/23	6,061,140	4,944,246	(1,116,894)
LME Primary Aluminum Futures	79	07/17/23	4,799,606	4,650,631	(148,975)
LME Primary Aluminum Futures	122	05/15/23	7,909,024	7,234,600	(674,424)
LME Zinc Futures	42	07/17/23	3,045,189	2,778,825	(266,364)
LME Zinc Futures	66	05/15/23	5,476,766	4,365,487	(1,111,279)
NYBOT CSC ’C’ Coffee Futures	27	07/19/23	1,700,088	1,882,744	182,656
NYBOT CSC No. 11 World Sugar Futures	69	06/30/23	1,651,294	2,036,328	385,034
NYBOT CTN No. 2 Cotton Futures	21	07/07/23	881,086	848,400	(32,686)
NYMEX Henry Hub Natural Gas Futures	133	06/28/23	3,501,887	3,428,740	(73,147)
NYMEX Light Sweet Crude Oil Futures	60	06/20/23	4,451,545	4,596,600	145,055
NYMEX NY Harbor ULSD Futures	10	06/30/23	1,043,227	1,000,398	(42,829)
NYMEX Reformulated Gasoline Blend Futures	13	06/30/23	1,372,548	1,358,448	(14,100)

Total			$82,771,218	$79,241,324	$(3,529,894)
Short Position contracts:
LME Lead Futures	(9)	07/17/23	(474,509)	(483,525)	(9,016)
LME Lead Futures	(29)	05/15/23	(1,540,673)	(1,562,375)	(21,702)
LME Nickel Futures	(34)	05/15/23	(5,038,250)	(4,944,245)	94,005
LME Nickel Futures	(9)	07/17/23	(1,282,441)	(1,308,906)	(26,465)
LME Primary Aluminum Futures	(122)	05/15/23	(7,294,477)	(7,234,600)	59,877
LME Primary Aluminum Futures	(38)	07/17/23	(2,220,119)	(2,237,013)	(16,894)
LME Zinc Futures	(66)	05/15/23	(4,860,727)	(4,365,487)	495,240

97

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
LME Zinc Futures	(20)	07/17/23	$(1,321,559)	$(1,323,250)	$(1,691)

Total			$(24,032,755)	$(23,459,401)	$573,354

Total Futures Contracts			$58,738,463	$55,781,923	$(2,956,540)

As of April 30, 2023, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

Reference Entity*	Counterparty**	Notional Amount		Payments received (paid) by the Fund***	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (1)	Bank of America Corp.	USD	192,651,028	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14	05/26/23	—	—	$(549,304)	$(549,304)
BofA Merrill Lynch Total Return Index (2)	Bank of America Corp.	USD	305,971,162	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18	05/26/23	—	—	(1,246,493)	(1,246,493)
Citi Commodities Pre-Roll RS Total Return Index (3)	Citibank, N.A.	USD	332,789,587	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18	06/28/23	—	—	(5,457,249)	(5,457,249)
Citi Custom CIVICS H Total Return Index (4)	Citibank, N.A.	USD	202,091,238	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14	06/28/23	—	—	(3,172,613)	(3,172,613)
UBS UBSIB190 Custom Strategy (5)	UBS AG	USD	460,872,133	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14	07/27/23	—	—	3,754,999	3,754,999

Total						—	—	$(6,670,660)	$(6,670,660)

*	Portfolio receives the price appreciation of the reference entity at maturity.
**	As of April 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $3,017,311 in connection with open total return swap contracts.
***	Payments received (paid) by the Fund are exchanged at maturity.
(1)	The following table represents the individual positions within the Total Return Swap as of April 30, 2023:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.73%	$5,244,465
CBOT Corn Futures	5.03%	9,685,046
NYMEX Light Sweet Crude Oil Futures	8.20%	15,792,278
ICE Brent Crude Oil Futures	7.45%	14,356,316

98

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
NYBOT CTN No. 2 Cotton Futures	1.50%	2,887,113
COMEX Gold 100 Troy Oz. Futures	16.34%	31,488,112
COMEX Copper Futures	5.30%	10,215,057
NYMEX NY Harbor ULSD Futures	1.74%	3,360,363
NYBOT CSC ’C’ Coffee Futures	3.42%	6,592,940
KCBT Hard Red Winter Wheat Futures	1.67%	3,214,378
LME Primary Aluminum Futures	4.29%	8,259,587
CME Live Cattle Futures	3.53%	6,808,496
CME Lean Hogs Futures	2.07%	3,994,913
LME Lead Futures	0.93%	1,790,504
LME Nickel Futures	2.45%	4,718,275
LME Zinc Futures	2.59%	4,985,188
NYMEX Henry Hub Natural Gas Futures	6.15%	11,849,457
ICE Gasoil Futures	2.30%	4,432,276
CBOT Soybean Futures	5.61%	10,801,489
NYBOT CSC No. 11 World Sugar Futures	3.62%	6,975,950
COMEX Silver Futures	4.92%	9,482,143
CBOT Soybean Meal Futures	3.26%	6,273,674
CBOT Wheat Futures	2.43%	4,676,922
NYMEX Reformulated Gasoline Blend Futures	2.47%	4,766,087

Total Notional Amount		$192,651,028

(2)	The following table represents the individual positions within the Total Return Swap as of April 30, 2023:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.77%	$8,472,222
CBOT Corn Futures	6.14%	18,787,516
NYMEX Light Sweet Crude Oil Futures	8.29%	25,365,826
ICE Brent Crude Oil Futures	7.61%	23,275,285
NYBOT CTN No. 2 Cotton Futures	1.21%	3,714,394
COMEX Gold 100 Troy Oz. Futures	13.10%	40,085,066
COMEX Copper Futures	5.37%	16,427,560
NYMEX NY Harbor ULSD Futures	1.76%	5,399,522
NYBOT CSC ’C’ Coffee Futures	4.16%	12,713,710
KCBT Hard Red Winter Wheat Futures	2.03%	6,197,936
LME Primary Aluminum Futures	3.48%	10,638,590
CME Live Cattle Futures	3.60%	11,005,291
CME Lean Hogs Futures	2.42%	7,398,040
LME Lead Futures	0.75%	2,301,623
LME Nickel Futures	1.98%	6,065,160
LME Zinc Futures	2.62%	8,007,606
NYMEX Henry Hub Natural Gas Futures	6.20%	18,985,149
ICE Gasoil Futures	2.34%	7,163,088
CBOT Soybean Futures	6.83%	20,904,077
NYBOT CSC No. 11 World Sugar Futures	4.40%	13,450,970
COMEX Silver Futures	3.98%	12,187,121
CBOT Soybean Meal Futures	4.00%	12,232,070
CBOT Wheat Futures	1.98%	6,061,810
NYMEX Reformulated Gasoline Blend Futures	2.98%	9,131,530

Total Notional Amount		$305,971,162

99

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

(3)	The following table represents the individual positions within the Total Return Swap as of April 30, 2023:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.77%	$9,214,814
CBOT Corn Futures	6.14%	20,434,245
NYMEX Light Sweet Crude Oil Futures	8.29%	27,589,145
ICE Brent Crude Oil Futures	7.61%	25,315,368
NYBOT CTN No. 2 Cotton Futures	1.21%	4,039,961
COMEX Gold 100 Troy Oz. Futures	13.10%	43,598,529
COMEX Copper Futures	5.37%	17,867,439
NYMEX NY Harbor ULSD Futures	1.76%	5,872,790
NYBOT CSC ’C’ Coffee Futures	4.16%	13,828,069
KCBT Hard Red Winter Wheat Futures	2.03%	6,741,186
LME Primary Aluminum Futures	3.48%	11,571,065
CME Live Cattle Futures	3.60%	11,969,907
CME Lean Hogs Futures	2.42%	8,046,479
LME Lead Futures	0.75%	2,503,361
LME Nickel Futures	1.98%	6,596,773
LME Zinc Futures	2.62%	8,709,474
NYMEX Henry Hub Natural Gas Futures	6.20%	20,649,200
ICE Gasoil Futures	2.34%	7,790,934
CBOT Soybean Futures	6.83%	22,736,323
NYBOT CSC No. 11 World Sugar Futures	4.40%	14,629,950
COMEX Silver Futures	3.98%	13,255,324
CBOT Soybean Meal Futures	4.00%	13,304,213
CBOT Wheat Futures	1.98%	6,593,128
NYMEX Reformulated Gasoline Blend Futures	2.98%	9,931,910

Total Notional Amount		$332,789,587

(4)	The following table represents the individual positions within the Total Return Swap as of April 30, 2023:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.73%	$5,501,453
CBOT Corn Futures	5.03%	10,159,629
NYMEX Light Sweet Crude Oil Futures	8.20%	16,566,125
ICE Brent Crude Oil Futures	7.45%	15,059,798
NYBOT CTN No. 2 Cotton Futures	1.50%	3,028,586
COMEX Gold 100 Troy Oz. Futures	16.34%	33,031,080
COMEX Copper Futures	5.30%	10,715,611
NYMEX NY Harbor ULSD Futures	1.74%	3,525,026
NYBOT CSC ’C’ Coffee Futures	3.42%	6,916,005
KCBT Hard Red Winter Wheat Futures	1.67%	3,371,887
LME Primary Aluminum Futures	4.29%	8,664,319
CME Live Cattle Futures	3.53%	7,142,123
CME Lean Hogs Futures	2.07%	4,190,670
LME Lead Futures	0.93%	1,878,241
LME Nickel Futures	2.45%	4,949,478
LME Zinc Futures	2.59%	5,229,470
NYMEX Henry Hub Natural Gas Futures	6.15%	12,430,100

100

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
ICE Gasoil Futures	2.30%	4,649,465
CBOT Soybean Futures	5.61%	11,330,779
NYBOT CSC No. 11 World Sugar Futures	3.62%	7,317,782
COMEX Silver Futures	4.92%	9,946,783
CBOT Soybean Meal Futures	3.26%	6,581,094
CBOT Wheat Futures	2.43%	4,906,099
NYMEX Reformulated Gasoline Blend Futures	2.47%	4,999,633

Total Notional Amount		$202,091,238

(5)	The following table represents the individual positions within the Total Return Swap as of April 30, 2023:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.73%	$12,546,146
CBOT Corn Futures	5.03%	23,169,188
NYMEX Light Sweet Crude Oil Futures	8.20%	37,779,299
ICE Brent Crude Oil Futures	7.45%	34,344,099
NYBOT CTN No. 2 Cotton Futures	1.50%	6,906,737
COMEX Gold 100 Troy Oz. Futures	16.34%	75,327,878
COMEX Copper Futures	5.30%	24,437,114
NYMEX NY Harbor ULSD Futures	1.74%	8,038,876
NYBOT CSC ’C’ Coffee Futures	3.42%	15,772,053
KCBT Hard Red Winter Wheat Futures	1.67%	7,689,640
LME Primary Aluminum Futures	4.29%	19,759,112
CME Live Cattle Futures	3.53%	16,287,721
CME Lean Hogs Futures	2.07%	9,556,888
LME Lead Futures	0.93%	4,283,357
LME Nickel Futures	2.45%	11,287,361
LME Zinc Futures	2.59%	11,925,886
NYMEX Henry Hub Natural Gas Futures	6.15%	28,347,031
ICE Gasoil Futures	2.30%	10,603,174
CBOT Soybean Futures	5.61%	25,840,013
NYBOT CSC No. 11 World Sugar Futures	3.62%	16,688,314
COMEX Silver Futures	4.92%	22,683,790
CBOT Soybean Meal Futures	3.26%	15,008,284
CBOT Wheat Futures	2.43%	11,188,432
NYMEX Reformulated Gasoline Blend Futures	2.47%	11,401,739

Total Notional Amount		$460,872,133

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$39,556,731	—	$39,556,731
Canada	—	104,687,683	—	104,687,683
Denmark	—	7,064,725	—	7,064,725
France	—	57,938,027	—	57,938,027
Germany	—	53,430,386	—	53,430,386

101

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Ireland	—	$12,318,460	—	$12,318,460
Italy	—	9,536,772	—	9,536,772
Japan	—	75,095,648	—	75,095,648
Netherlands	—	11,618,337	—	11,618,337
New Zealand	—	27,954,357	—	27,954,357
Spain	—	11,626,631	—	11,626,631
Supranational Organization Obligations	—	32,019,589	—	32,019,589
Sweden	—	29,897,221	—	29,897,221
Switzerland	—	2,787,143	—	2,787,143
United Kingdom	—	37,982,734	—	37,982,734
United States	—	391,813,268	—	391,813,268
U.S. Treasury Obligations	—	539,650,167	—	539,650,167
Commercial Paper	—	62,587,591	—	62,587,591
Securities Lending Collateral	—	11,629,921	—	11,629,921
Forward Currency Contracts**	—	868,579	—	868,579
Futures Contracts**	$(2,956,540)	—	—	(2,956,540)
Swap Agreements**	—	(6,670,660)	—	(6,670,660)

TOTAL	$(2,956,540)	$1,513,393,310	—	$1,510,436,770

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

102

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA Commodity Strategy
Portfolio*
ASSETS:
Investment Securities at Value (including $11,416 of securities on loan)	$1,507,565
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $11,629)	11,630
Foreign Currencies at Value	12
Segregated Cash for Swaps Contracts	20,116
Cash	18,455
Receivables:
Dividends and Interest	8,899
Securities Lending Income	3
Fund Shares Sold	1,095
Unrealized Gain on Swap Contracts	3,755
Unrealized Gain on Forward Currency Contracts	1,219
Prepaid Expenses and Other Assets	108

Total Assets	1,572,857

LIABILITIES:
Payables:
Upon Return of Securities Loaned	11,653
Fund Shares Redeemed	3,912
Due to Advisor	372
Due to Broker	1
Futures Margin Variation	2,950
Unrealized Loss on Swap Contracts	10,426
Unrealized Loss on Forward Currency Contracts	350
Payable for Swap Contracts Payments	1,089
Accrued Expenses and Other Liabilities	124

Total Liabilities	30,877

NET ASSETS	$1,541,980

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	334,859,558

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$4.60

Investment Securities at Cost	$1,550,662

Foreign Currencies at Cost	$13

NET ASSETS CONSIST OF:
Paid-In Capital	$2,392,757
Total Distributable Earnings (Loss)	(850,777)

NET ASSETS	$1,541,980

(1) NUMBER OF SHARES AUTHORIZED	1,800,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

103

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

DFA
Commodity Strategy
Portfolio#
Investment Income
Interest	$23,256
Income from Securities Lending	30

Total Investment Income	23,286

Expenses
Investment Management Fees	2,830
Accounting & Transfer Agent Fees	128
Custodian Fees	40
Filing Fees	46
Shareholders’ Reports	27
Directors’/Trustees’ Fees & Expenses	7
Professional Fees	13
Other	36

Total Expenses	3,127

Fees Waived, Expenses Reimbursed by Advisor (Note D)	538
Fees Paid Indirectly (Note D)	10

Net Expenses	2,579

Net Investment Income (Loss)	20,707

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(13,964)
Futures	(9,531)
Swap Contracts	(117,682)
Foreign Currency Transactions	(72)
Forward Currency Contracts	(4,783)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	40,888
Affiliated Investment Companies Shares	7
Futures	(2,051)
Swap Contracts	(12,131)
Translation of Foreign Currency-Denominated Amounts	15
Forward Currency Contracts	478

Net Realized and Unrealized Gain (Loss)	(118,826)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(98,119)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

104

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Commodity Strategy
	Portfolio
	Six Months	Year
	Ended	Ended
	Apr 30,	Oct 31,
	2023	2022
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$20,707	$22,136
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(13,964)	(44,736)
Affiliated Investment Companies Shares Sold	—	(5)
Futures	(9,531)	953
Swap Contracts	(117,682)	110,350
Foreign Currency Transactions	(72)	(22)
Forward Currency Contracts	(4,783)	21,616
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	40,888	(75,310)
Affiliated Investment Companies Shares	7	(6)
Futures	(2,051)	(1,625)
Swap Contracts	(12,131)	35,073
Translation of Foreign Currency-Denominated Amounts	15	(51)
Forward Currency Contracts	478	1,633

Net Increase (Decrease) in Net Assets Resulting from Operations	(98,119)	70,006

Distributions:
Institutional Class Shares	(108,510)	(500,400)
Capital Share Transactions (1):
Shares Issued	352,170	967,055
Shares Issued in Lieu of Cash Distributions	99,561	476,866
Shares Redeemed	(393,211)	(1,089,224)

Net Increase (Decrease) from Capital Share Transactions	58,520	354,697

Total Increase (Decrease) in Net Assets	(148,109)	(75,697)
Net Assets
Beginning of Period	1,690,089	1,765,786

End of Period	$1,541,980	$1,690,089

(1) Shares Issued and Redeemed:
Shares Issued	72,477	173,638
Shares Issued in Lieu of Cash Distributions	19,872	104,431
Shares Redeemed	(80,484)	(198,205)

Net Increase (Decrease) from Shares Issued and Redeemed	11,865	79,864

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.

See accompanying Notes to Financial Statements.

105

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Commodity Strategy Portfolio
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018
	(Unaudited)
Net Asset Value, Beginning of Period	$5.23		$7.26	$5.00	$5.46	$5.68	$5.98

Income from Investment Operations (A)
Net Investment Income (Loss)	0.06		0.07	0.01	0.06	0.11	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.34)		0.07	2.27	(0.46)	(0.22)	(0.25)

Total from Investment Operations	(0.28)		0.14	2.28	(0.40)	(0.11)	(0.15)

Less Distributions:
Net Investment Income	(0.35)		(2.17)	(0.02)	(0.06)	(0.11)	(0.15)

Total Distributions	(0.35)		(2.17)	(0.02)	(0.06)	(0.11)	(0.15)

Net Asset Value, End of Period	$4.60		$5.23	$7.26	$5.00	$5.46	$5.68

Total Return	(5.91	%)(B)	6.38%	45.67%	(7.41%)	(1.99%)	(2.43%)

Net Assets, End of Period (thousands)	$1,541,980		$1,690,089	$1,765,786	$1,096,427	$1,579,044	$1,995,988
Ratio of Expenses to Average Net Assets	0.31	%(C)	0.30%	0.31%	0.33%	0.33%	0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.38	%(C)	0.38%	0.40%	0.41%	0.41%	0.39%
Ratio of Net Investment Income to Average Net Assets	2.53	%(C)	1.25%	0.24%	1.15%	1.99%	1.61%
Portfolio Turnover Rate	14	%(B)	134%	114%	71%	38%	78%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

106

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, one of which, DFA Commodity Strategy Portfolio (the “Portfolio”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 in the hierarchy. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

107

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board. These securities are generally categorized as Level 2 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

108

C. Basis for Consolidation:

The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Portfolio’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

As of April 30, 2023, the Portfolio held a $340,362,720 investment in the Subsidiary, representing 22.07% of the Portfolio’s total net assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2023, the investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA Commodity Strategy Portfolio	0.28%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2024, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. As of April 30, 2023, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

109

The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary’s average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

For the six months ended April 30, 2023, approximately $538 (in thousands) of the Subsidiary’s management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

Additionally, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the six months ended April 30, 2023, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
DFA Commodity Strategy Portfolio	$10

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amount paid by the Fund to the CCO was $73 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Consolidated Statement of Operations.

E. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Consolidated Statement of Assets and Liabilities as follows (amount in thousands):

DFA Commodity Strategy Portfolio	$8

F. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Portfolio’s transactions related to investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Commodity Strategy Portfolio	$202,095	$314,883	—	$204,971

For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

110

The amounts presented below may differ from the respective amounts presented in the corresponding Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities or Consolidated Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
DFA Commodity Strategy Portfolio
The DFA Short Term Investment Fund	$17,837	$46,879	$53,093	—	$7	$11,630	1,005	$275	—

Total	$17,837	$46,879	$53,093	—	$7	$11,630	1,005	$275	—

G. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of financial and tax reporting related to the Subsidiary, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Commodity Strategy Portfolio
2021	$3,525	—	—	$3,525
2022	500,400	—	—	500,400

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Commodity Strategy Portfolio	$(12,205)	—	$(12,205)

111

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Commodity Strategy Portfolio	$103,837	—	$(33,679)	$(714,299)	$(644,141)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Commodity Strategy Portfolio	$33,679	$33,679

During the year ended October 31, 2022, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Commodity Strategy Portfolio	$3,679,893	$1,347	$(1,499,717)	$(1,498,370)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

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Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Consolidated Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Consolidated Statement of Operations as a net realized gain or loss on forward currency contracts.

3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation (whether as a single debt instrument or as part of an index of debt instruments) has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

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Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio).

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor’s Investment Committee. To the extent that the Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission (“CFTC”) currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.

Futures Activities:

The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Payments, known as “variation margin,” to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they

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were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.

6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

The Subsidiary’s securities have been segregated as collateral for open futures contracts and open swaps contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2023 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**	Swap Contracts***
DFA Commodity Strategy Portfolio	$133,219	$136,684	$1,537,156

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.
***	Average Notional Value of agreements.

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The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2023	Forward Currency Contracts (1)	Commodity Futures Contracts *,(2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$6,541	$1,219	$1,567	$3,755

	Liability Derivatives Value
	Total Value at April 30, 2023	Forward Currency Contracts (4)	Commodity Futures Contracts *,(5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$(15,299)	$(350)	$(4,523)	$(10,426)

(1)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(4)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(5)	Presented on Consolidated Statement of Assets and Liabilities as Payables: Futures Margin Variation.
(6)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Swap Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Commodity Futures Contracts (2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$(131,996)	$(4,783)	$(9,531)	$(117,682)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (4)	Commodity Futures Contracts (5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$(13,704)	$478	$(2,051)	$(12,131)

(1)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(4)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
(6)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

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Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

The following table presents the Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2023 (amounts in thousands):

		Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities					Net Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA Commodity Strategy Portfolio
HSBC Bank	—	—	—	—	—	—	$186	$186	—	—	—	$186
State Street Bank and Trust	$223	$223	—	—	—	$223	—	—	—	—	—	—
Bank of America Corp.	—	—	—	—	—	—	1,796	1,796	—	$(1,796)	—	—
Citibank, N.A.	996	996	$(996)	—	—	—	8,794	8,794	$(996)	(7,798)	—	—
UBS AG	3,755	3,755	—	—	—	3,755	—	—	—	—	—	—

Total	$4,974	$4,974	$(996)	—	—	$3,978	$10,776	$10,776	$(996)	$(9,594)	—	$186

(a)	No amounts have been netted against the gross amounts recognized in the Consolidated Statement of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the

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parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2023.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2023.

J. Securities Lending:

As of April 30, 2023, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA Commodity Strategy Portfolio Bonds	$11,653	—	—	—	$11,653

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

M. Other:

As of April 30, 2023, the following number of shareholders held the following approximate percentages of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

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	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Commodity Strategy Portfolio-Institutional Class	3	60%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2023

EXPENSE TABLE

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$1,086.30	0.08%	$0.41
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.08%	$0.40

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

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DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

U.S. Large Company Portfolio
Communication Services	8.3%
Consumer Discretionary	9.9%
Consumer Staples	7.4%
Energy	4.7%
Financials	13.1%
Health Care	14.4%
Industrials	8.5%
Information Technology	25.7%
Materials	2.6%
Real Estate	2.5%
Utilities	2.9%

100.0%

122

U.S. LARGE COMPANY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (8.2%)
* Alphabet, Inc., Class A	1,711,067	$183,665,932	1.8%
* Alphabet, Inc., Class C	1,491,659	161,427,337	1.6%
Comcast Corp., Class A	1,209,028	50,017,488	0.5%
* Meta Platforms, Inc., Class A	639,456	153,674,066	1.5%
* Netflix, Inc.	128,006	42,233,020	0.4%
Verizon Communications, Inc.	1,207,088	46,871,227	0.5%
* Walt Disney Co.	525,011	53,813,627	0.5%
Other Securities		137,113,804	1.4%

TOTAL COMMUNICATION SERVICES		828,816,501	8.2%

CONSUMER DISCRETIONARY — (9.8%)
* Amazon.com, Inc.	2,561,045	270,062,195	2.7%
Home Depot, Inc.	292,844	88,011,336	0.9%
McDonald’s Corp.	210,476	62,248,277	0.6%
NIKE, Inc., Class B	358,024	45,368,801	0.5%
* Tesla, Inc.	772,681	126,959,215	1.3%
Other Securities		397,110,370	3.9%

TOTAL CONSUMER DISCRETIONARY		989,760,194	9.9%

CONSUMER STAPLES — (7.3%)
Coca-Cola Co.	1,118,389	71,744,654	0.7%
Costco Wholesale Corp.	127,512	64,166,589	0.6%
PepsiCo, Inc.	395,751	75,544,909	0.8%
Philip Morris International, Inc.	445,426	44,529,237	0.4%
Procter & Gamble Co.	677,823	105,997,961	1.1%
Walmart, Inc.	402,990	60,839,400	0.6%
Other Securities		315,801,582	3.1%

TOTAL CONSUMER STAPLES		738,624,332	7.3%

ENERGY — (4.6%)
Chevron Corp.	511,146	86,168,993	0.9%
Exxon Mobil Corp.	1,183,091	140,006,989	1.4%
Other Securities		242,851,834	2.4%

TOTAL ENERGY		469,027,816	4.7%

FINANCIALS — (13.0%)
Bank of America Corp.	2,005,714	58,727,306	0.6%
* Berkshire Hathaway, Inc., Class B	517,611	170,061,094	1.7%
JPMorgan Chase & Co.	842,729	116,498,857	1.2%
Mastercard, Inc., Class A	242,424	92,128,393	0.9%
# Visa, Inc., Class A	466,870	108,654,655	1.1%
Wells Fargo & Co.	1,094,655	43,512,536	0.4%
Other Securities		721,487,907	7.2%

TOTAL FINANCIALS		1,311,070,748	13.1%

HEALTH CARE — (14.2%)
Abbott Laboratories	501,069	55,353,092	0.6%
AbbVie, Inc.	508,149	76,791,477	0.8%

123

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Bristol-Myers Squibb Co.	610,737	$40,778,910	0.4%
Danaher Corp.	188,379	44,628,869	0.4%
Eli Lilly & Co.	226,605	89,703,855	0.9%
Johnson & Johnson	751,154	122,963,910	1.2%
Merck & Co., Inc.	728,509	84,120,934	0.8%
Pfizer, Inc.	1,613,054	62,731,670	0.6%
Thermo Fisher Scientific, Inc.	112,701	62,537,785	0.6%
UnitedHealth Group, Inc.	268,439	132,096,148	1.3%
Other Securities		670,726,864	6.8%

TOTAL HEALTH CARE		1,442,433,514	14.4%

INDUSTRIALS — (8.4%)
Raytheon Technologies Corp.	421,058	42,063,694	0.4%
Other Securities		808,662,236	8.1%

TOTAL INDUSTRIALS		850,725,930	8.5%

INFORMATION TECHNOLOGY — (25.5%)
Accenture PLC, Class A	180,985	50,728,286	0.5%
* Adobe, Inc.	131,571	49,675,947	0.5%
* Advanced Micro Devices, Inc.	463,215	41,397,525	0.4%
Apple, Inc.	4,272,183	724,904,011	7.2%
Broadcom, Inc.	120,077	75,228,240	0.8%
Cisco Systems, Inc.	1,180,585	55,782,641	0.6%
Microsoft Corp.	2,138,256	657,000,539	6.5%
NVIDIA Corp.	706,709	196,104,680	2.0%
Oracle Corp.	441,376	41,807,135	0.4%
* Salesforce, Inc.	287,378	57,007,174	0.6%
Texas Instruments, Inc.	260,454	43,547,909	0.4%
Other Securities		583,478,305	5.8%

TOTAL INFORMATION TECHNOLOGY		2,576,662,392	25.7%

MATERIALS — (2.6%)
Linde PLC	141,550	52,295,648	0.5%
Other Securities		207,873,155	2.1%

TOTAL MATERIALS		260,168,803	2.6%

REAL ESTATE — (2.5%)
Other Securities		254,035,849	2.5%

UTILITIES — (2.8%)
NextEra Energy, Inc.	571,058	43,760,174	0.4%
Other Securities		243,854,270	2.5%

TOTAL UTILITIES		287,614,444	2.9%

TOTAL COMMON STOCKS (Cost $2,747,029,122)		10,008,940,523	99.8%

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	15,407,784	15,407,784	0.2%

124

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	8,170,868	$94,512,427	0.9%

TOTAL INVESTMENTS—(100.0%) (Cost $2,856,935,735)		$10,118,860,734	100.9%

As of April 30, 2023, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	102	06/16/23	$21,190,816	$21,361,350	$170,534

Total Futures Contracts			$21,190,816	$21,361,350	$170,534

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$828,816,501	—	—	$828,816,501
Consumer Discretionary	989,760,194	—	—	989,760,194
Consumer Staples	738,624,332	—	—	738,624,332
Energy	469,027,816	—	—	469,027,816
Financials	1,311,070,748	—	—	1,311,070,748
Health Care	1,442,226,744	—	$206,770	1,442,433,514
Industrials	850,725,930	—	—	850,725,930
Information Technology	2,576,662,392	—	—	2,576,662,392
Materials	260,168,803	—	—	260,168,803
Real Estate	254,035,849	—	—	254,035,849
Utilities	287,614,444	—	—	287,614,444
Temporary Cash Investments	15,407,784	—	—	15,407,784
Securities Lending Collateral	—	$94,512,427	—	94,512,427
Futures Contracts**	170,534	—	—	170,534

TOTAL	$10,024,312,071	$94,512,427	$206,770^	$10,119,031,268

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

125

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

U.S. Large Company Portfolio*
ASSETS:
Investment Securities at Value (including $156,217 of securities on loan)	$10,008,941
Temporary Cash Investments at Value & Cost	15,408
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $94,499)	94,512
Segregated Cash for Futures Contracts	1,142
Receivables:
Investment Securities Sold	198
Dividends and Interest	8,054
Securities Lending Income	25
Fund Shares Sold	4,977
Futures Margin Variation	414
Prepaid Expenses and Other Assets	58

Total Assets	10,133,729

LIABILITIES:
Payables:
Upon Return of Securities Loaned	94,528
Fund Shares Redeemed	7,086
Due to Advisor	439
Accrued Expenses and Other Liabilities	627

Total Liabilities	102,680

NET ASSETS	$10,031,049

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $10,031,049 and shares outstanding of 352,744,975	$28.44

NUMBER OF SHARES AUTHORIZED	900,000,000

Investment Securities at Cost	$2,747,029

NET ASSETS CONSIST OF:
Paid-In Capital	$2,498,193
Total Distributable Earnings (Loss)	7,532,856

NET ASSETS	$10,031,049

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

126

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

U.S. Large Company Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $21)	$86,262
Income from Securities Lending	155

Total Investment Income	86,417

Fund Expenses
Investment Management Fees	2,913
Accounting & Transfer Agent Fees	832
S&P 500® Fees	54
Custodian Fees	53
Filing Fees	61
Shareholders’ Reports	64
Directors’/Trustees’ Fees & Expenses	39
Professional Fees	77
Other	128

Total Fund Expenses	4,221

Fees Waived, Expenses Reimbursed by Advisor (Note C)	336

Net Expenses	3,885

Net Investment Income (Loss)	82,532

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	271,659
Affiliated Investment Companies Shares Sold	71
Futures	2,482
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	458,353
Affiliated Investment Companies Shares	21
Futures	(217)

Net Realized and Unrealized Gain (Loss)	732,369

Net Increase (Decrease) in Net Assets Resulting from Operations	$814,901

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

127

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$82,532	$159,827
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	271,659	492,366
Affiliated Investment Companies Shares Sold	71	(19)
Futures	2,482	(10,134)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	458,353	(2,364,904)
Affiliated Investment Companies Shares	21	(9)
Futures	(217)	36

Net Increase (Decrease) in Net Assets Resulting from Operations	814,901	(1,722,837)

Distributions:
Institutional Class Shares	(497,114)	(792,204)
Capital Share Transactions (1):
Shares Issued	475,158	1,294,694
Shares Issued in Lieu of Cash Distributions	464,049	741,569
Shares Redeemed	(1,042,691)	(2,012,336)

Net Increase (Decrease) from Capital Share Transactions	(103,484)	23,927

Total Increase (Decrease) in Net Assets	214,303	(2,491,114)
Net Assets
Beginning of Period	9,816,746	12,307,860

End of Period	$10,031,049	$9,816,746

(1) Shares Issued and Redeemed:
Shares Issued	17,398	43,150
Shares Issued in Lieu of Cash Distributions	17,065	22,923
Shares Redeemed	(37,998)	(65,948)

Net Increase (Decrease) from Shares Issued and Redeemed	(3,535)	125

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.

See accompanying Notes to Financial Statements.

128

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$27.55		$34.56	$25.10	$23.48	$21.06	$20.05

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23		0.44	0.43	0.44	0.44	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	2.08		(5.21)	10.09	1.77	2.50	1.05

Total from Investment Operations	2.31		(4.77)	10.52	2.21	2.94	1.46

Less Distributions:
Net Investment Income	(0.20)		(0.40)	(0.43)	(0.47)	(0.39)	(0.39)
Net Realized Gains	(1.22)		(1.84)	(0.63)	(0.12)	(0.13)	(0.06)

Total Distributions	(1.42)		(2.24)	(1.06)	(0.59)	(0.52)	(0.45)

Net Asset Value, End of Period	$28.44		$27.55	$34.56	$25.10	$23.48	$21.06

Total Return	8.63	%(B)	(14.71%)	42.87%	9.63%	14.29%	7.25%

Net Assets, End of Period (thousands)	$10,031,049		$9,816,746	$12,307,860	$9,562,761	$9,786,391	$8,517,069
Ratio of Expenses to Average Net Assets	0.08	%(C)	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.09	%(C)	0.09%	0.09%	0.09%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.70	%(C)	1.46%	1.39%	1.83%	2.02%	1.90%
Portfolio Turnover Rate	1	%(B)	2%	4%	3%	3%	5%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

129

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, the U.S. Large Company Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held by the Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

130

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2023, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

U.S. Large Company Portfolio	0.06%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2024, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2023, the Portfolio had an expense limit based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2023, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Portfolio is less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense

131

Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Company Portfolio (1)	0.08%	—	$336	$2,438

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) (“Portfolio Expenses”) of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio’s average net assets (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amounts paid by the Fund to the CCO were $7 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

U.S. Large Company Portfolio	$112

E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Portfolio’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
U.S. Large Company Portfolio	$56,866	$513,102

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$135,300	$553,433	$594,313	$71	$21	$94,512	8,171	$1,847	—

Total	$135,300	$553,433	$594,313	$71	$21	$94,512	8,171	$1,847	—

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F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, and foreign capital gains tax reclass, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Large Company Portfolio
2021	$159,251	$235,909	—	$395,160
2022	147,910	644,294	—	792,204

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Company Portfolio	$(12,267)	$(25,689)	$(37,956)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Company Portfolio	—	$426,910	—	$6,788,260	$7,215,170

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2022, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

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As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Company Portfolio	$2,872,227	$7,431,387	$(169,462)	$7,261,925

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

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The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2023 was as follows (amount in thousands):

Futures*
U.S. Large Company Portfolio	$25,282

*	Average Notional Value of futures contracts.

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2023	Equity Contracts *,(1)
U.S. Large Company Portfolio	$171	$171

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
U.S. Large Company Portfolio	$2,482	$2,482

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
U.S. Large Company Portfolio	$(217)	$(217)

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

135

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

For the six months ended April 30, 2023, borrowings by the following Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2023
U.S. Large Company Portfolio	5.08%	$5,699	35	$27	$20,341	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2023.

I. Securities Lending:

As of April 30, 2023, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, the Portfolio received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
U.S. Large Company Portfolio	$63,734

The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned

136

securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Large Company Portfolio Common Stocks	$94,528	—	—	—	$94,528

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

137

L. Other:

As of April 30, 2023, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Company Portfolio-Institutional Class	4	69%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

138

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2023

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/22	04/30/23	Ratio (1)	Period (1)
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$1,026.60	0.11%	$0.55
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

139

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

The U.S. Large Cap Value Series
Communication Services	9.0%
Consumer Discretionary	5.6%
Consumer Staples	5.0%
Energy	15.3%
Financials	19.9%
Health Care	15.5%
Industrials	12.6%
Information Technology	7.8%
Materials	8.6%
Real Estate	0.4%
Utilities	0.3%

100.0%

140

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.6%)
COMMUNICATION SERVICES — (8.8%)
	AT&T, Inc.	18,009,033	$318,219,613	1.2%
	Comcast Corp., Class A	13,738,104	568,345,363	2.2%
*	Meta Platforms, Inc., Class A	1,308,997	314,578,159	1.2%
*	T-Mobile U.S., Inc.	1,545,488	222,395,723	0.8%
	Verizon Communications, Inc.	11,373,951	441,650,517	1.7%
*	Walt Disney Co.	1,947,638	199,632,895	0.8%
	Other Securities		302,391,373	1.0%

TOTAL COMMUNICATION SERVICES			2,367,213,643	8.9%

CONSUMER DISCRETIONARY — (5.5%)
#	DR Horton, Inc.	2,494,501	273,946,100	1.0%
	General Motors Co.	4,532,565	149,755,948	0.6%
	Other Securities		1,044,925,812	4.0%

TOTAL CONSUMER DISCRETIONARY			1,468,627,860	5.6%

CONSUMER STAPLES — (4.9%)
	General Mills, Inc.	2,002,753	177,503,998	0.7%
	Kroger Co.	3,346,505	162,740,538	0.6%
	Mondelez International, Inc., Class A	2,277,202	174,706,938	0.7%
	Other Securities		791,669,653	2.9%

TOTAL CONSUMER STAPLES			1,306,621,127	4.9%

ENERGY — (14.9%)
	Chevron Corp.	5,028,204	847,654,630	3.2%
	ConocoPhillips	4,333,458	445,869,494	1.7%
	Exxon Mobil Corp.	11,391,683	1,348,091,766	5.1%
	Marathon Petroleum Corp.	1,358,505	165,737,610	0.6%
	Other Securities		1,200,036,048	4.6%

TOTAL ENERGY			4,007,389,548	15.2%

FINANCIALS — (19.4%)
	Bank of America Corp.	10,884,314	318,692,714	1.2%
*	Berkshire Hathaway, Inc., Class B	1,859,637	610,983,736	2.3%
	Capital One Financial Corp.	1,612,985	156,943,440	0.6%
	Goldman Sachs Group, Inc.	899,750	309,010,140	1.2%
	Hartford Financial Services Group, Inc.	2,136,542	151,673,117	0.6%
	JPMorgan Chase & Co.	6,443,887	890,802,939	3.4%
	Morgan Stanley	3,204,841	288,339,545	1.1%
	Travelers Cos., Inc.	964,321	174,677,106	0.7%
	Wells Fargo & Co.	6,446,522	256,249,249	1.0%
	Other Securities		2,038,911,346	7.6%

TOTAL FINANCIALS			5,196,283,332	19.7%

HEALTH CARE — (15.1%)
*	Biogen, Inc.	534,163	162,508,409	0.6%
	Bristol-Myers Squibb Co.	2,696,576	180,050,380	0.7%
	Cigna Group	998,289	252,856,621	1.0%
	CVS Health Corp.	3,233,170	237,023,693	0.9%

141

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Danaher Corp.	998,501	$236,554,872	0.9%
Elevance Health, Inc.	680,876	319,092,537	1.2%
Gilead Sciences, Inc.	2,211,205	181,783,163	0.7%
Humana, Inc.	413,521	219,368,755	0.8%
Laboratory Corp. of America Holdings	661,405	149,947,128	0.6%
Medtronic PLC	2,002,037	182,085,265	0.7%
Pfizer, Inc.	17,021,900	661,981,691	2.5%
Thermo Fisher Scientific, Inc.	629,158	349,119,774	1.3%
Other Securities		921,249,558	3.4%

TOTAL HEALTH CARE		4,053,621,846	15.3%

INDUSTRIALS — (12.3%)
Norfolk Southern Corp.	780,147	158,393,245	0.6%
PACCAR, Inc.	2,159,359	161,282,524	0.6%
Raytheon Technologies Corp.	1,693,410	169,171,659	0.6%
Republic Services, Inc.	1,829,777	264,622,350	1.0%
Other Securities		2,540,891,969	9.7%

TOTAL INDUSTRIALS		3,294,361,747	12.5%

INFORMATION TECHNOLOGY — (7.6%)
Analog Devices, Inc.	889,874	160,070,535	0.6%
HP, Inc.	9,328,511	277,150,062	1.1%
Intel Corp.	9,477,931	294,384,537	1.1%
Micron Technology, Inc.	3,670,413	236,227,781	0.9%
Other Securities		1,079,112,660	4.0%

TOTAL INFORMATION TECHNOLOGY		2,046,945,575	7.7%

MATERIALS — (8.4%)
Dow, Inc.	3,063,878	166,674,963	0.6%
Freeport-McMoRan, Inc.	4,809,107	182,313,246	0.7%
Linde PLC	775,637	286,559,090	1.1%
Nucor Corp.	1,985,067	294,147,228	1.1%
Steel Dynamics, Inc.	1,686,863	175,349,409	0.7%
Other Securities		1,156,087,505	4.3%

TOTAL MATERIALS		2,261,131,441	8.5%

REAL ESTATE — (0.4%)
Other Securities		106,352,805	0.4%

UTILITIES — (0.3%)
Other Securities		67,699,985	0.3%

TOTAL COMMON STOCKS (Cost $15,983,542,928)		26,176,248,909	99.0%

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	216,153,325	216,153,325	0.8%

142

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (1.6%)
@§ The DFA Short Term Investment Fund	37,590,859	$434,813,470	1.7%

TOTAL INVESTMENTS—(100.0%) (Cost $16,634,453,077)		$26,827,215,704	101.5%

As of April 30, 2023, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	970	06/16/23	$193,535,300	$203,142,250	$9,606,950

Total Futures Contracts			$193,535,300	$203,142,250	$9,606,950

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,367,213,643	—	—	$2,367,213,643
Consumer Discretionary	1,468,627,860	—	—	1,468,627,860
Consumer Staples	1,306,621,127	—	—	1,306,621,127
Energy	4,007,389,548	—	—	4,007,389,548
Financials	5,196,283,332	—	—	5,196,283,332
Health Care	4,053,621,846	—	—	4,053,621,846
Industrials	3,294,361,747	—	—	3,294,361,747
Information Technology	2,046,945,575	—	—	2,046,945,575
Materials	2,261,131,441	—	—	2,261,131,441
Real Estate	106,352,805	—	—	106,352,805
Utilities	67,699,985	—	—	67,699,985
Temporary Cash Investments	216,153,325	—	—	216,153,325
Securities Lending Collateral	—	$434,813,470	—	434,813,470
Futures Contracts**	9,606,950	—	—	9,606,950

TOTAL	$26,402,009,184	$434,813,470	—	$26,836,822,654

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

The U.S. Large Cap Value Series*
ASSETS:
Investment Securities at Value (including $456,396 of securities on loan)	$26,176,249
Temporary Cash Investments at Value & Cost	216,153
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $434,757)	434,813
Segregated Cash for Futures Contracts	10,864
Receivables:
Investment Securities Sold	18,597
Dividends and Interest	38,921
Securities Lending Income	56
Futures Margin Variation	1,685
Prepaid Expenses and Other Assets	43

Total Assets	26,897,381

LIABILITIES:
Payables:
Upon Return of Securities Loaned	435,107
Investment Securities Purchased	22,512
Due to Advisor	2,162
Accrued Expenses and Other Liabilities	1,094

Total Liabilities	460,875

NET ASSETS	$26,436,506

Investment Securities at Cost	$15,983,543

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

The U.S. Large Cap Value Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0)	$341,666
Income from Securities Lending.	423

Total Investment Income	342,089

Expenses
Investment Management Fees	13,379
Accounting & Transfer Agent Fees	449
Custodian Fees	135
Shareholders’ Reports	15
Directors’/Trustees’ Fees & Expenses	109
Professional Fees	158
Other	272

Total Expenses	14,517

Net Expenses	14,517

Net Investment Income (Loss)	327,572

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	688,563
Affiliated Investment Companies Shares Sold	4
Futures	(5,265)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(311,027)
Affiliated Investment Companies Shares	195
Futures	17,273

Net Realized and Unrealized Gain (Loss)	389,743

Net Increase (Decrease) in Net Assets Resulting from Operations	$717,315

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$327,572	$616,764
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	688,563	753,310
Affiliated Investment Companies Shares Sold	4	(30)
Futures	(5,265)	(16,355)
Foreign Currency Transactions	—	(2)
In-Kind Redemptions	—	46,523
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(311,027)	(2,352,364)
Affiliated Investment Companies Shares	195	(147)
Futures	17,273	(16,326)

Net Increase (Decrease) in Net Assets Resulting from Operations	717,315	(968,627)

Transactions in Interest:
Contributions	209,721	972,772
Withdrawals	(1,536,511)	(2,778,807)

Net Increase (Decrease) from Transactions in Interest	(1,326,790)	(1,806,035)

Total Increase (Decrease) in Net Assets	(609,475)	(2,774,662)
Net Assets
Beginning of Period	27,045,981	29,820,643

End of Period	$26,436,506	$27,045,981

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Total Return	2.66	%(B)	(3.45%)	48.85%	(11.42%)	7.15%	2.95%

Net Assets, End of Period (thousands)	$26,436,506		$27,045,981	$29,820,643	$22,154,405	$29,929,678	$29,242,795
Ratio of Expenses to Average Net Assets	0.11	%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.11	%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.45	%(C)	2.20%	1.92%	2.53%	2.50%	2.14%
Portfolio Turnover Rate	4	%(B)	10%	10%	4%	10%	13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust consists of ten operational portfolios, one of which, The U.S. Large Cap Value Series (the “Series”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

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Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2023, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

The U.S. Large Cap Value Series	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2023, the total related amounts paid by the Trust to the CCO were $15 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

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D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

The U.S. Large Cap Value Series	$188

E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The U.S. Large Cap Value Series	$1,112,358	$2,092,629

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
The U.S. Large Cap Value Series
The DFA Short Term Investment Fund	$521,402	$1,961,147	$2,047,935	$4	$195	$434,813	37,591	$8,321	—

Total	$521,402	$1,961,147	$2,047,935	$4	$195	$434,813	37,591	$8,321	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners.

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$16,609,891	$10,874,305	$(681,543)	$10,192,762

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

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ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’ financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

1. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2023 was as follows (amount in thousands):

Futures*
The U.S. Large Cap Value Series	$190,476

*	Average Notional Value of futures contracts.

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2023	Equity Contracts *,(1)
The U.S. Large Cap Value Series	$9,607	$9,607

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

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The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The U.S. Large Cap Value Series	$(5,265)	$(5,265)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The U.S. Large Cap Value Series	$17,273	$17,273

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

There were no borrowings by the Series under the lines of credit during the six months ended April 30, 2023.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase

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agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2023.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2023, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2023, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The U.S. Large Cap Value Series	$81,749	$157,058	$32,758

J. Securities Lending:

As of April 30, 2023, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
The U.S. Large Cap Value Series	$25,692

The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The U.S. Large Cap Value Series Common Stocks	$435,107	—	—	—	$435,107

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Series’ financial statements.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually

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or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 23-24, 2023, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of sanctions regimes adopted by various government and regulatory bodies on Russian securities in response to the Russia-Ukraine conflict and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

157

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

158

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 19-20, 2022 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Board of Trustees of The DFA Investment Trust Company (together, the “Board”) considered the continuation of the investment management agreements (“Management Agreements) for each portfolio/series (collectively, the “Funds”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2022, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

159

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

160

DFA043023-001SD 00286338

Semi-Annual Report

Six Months Ended: April 30, 2023 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Large Cap International Portfolio

International Core Equity Portfolio

Global Small Company Portfolio

International Small Company Portfolio

Japanese Small Company Portfolio

Asia Pacific Small Company Portfolio

United Kingdom Small Company Portfolio

Continental Small Company Portfolio

DFA International Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio

DFA International Small Cap Value Portfolio

International Vector Equity Portfolio

International High Relative Profitability Portfolio

World ex U.S. Value Portfolio

World ex U.S. Core Equity Portfolio

World ex U.S. Targeted Value Portfolio

World Core Equity Portfolio

Selectively Hedged Global Equity Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Emerging Markets Value Portfolio

Emerging Markets Core Equity Portfolio

Emerging Markets Targeted Value Portfolio

Emerging Markets ex China Core Equity Portfolio

Dimensional Investment Group Inc.

DFA International Value Portfolio

The DFA Investment Trust Company

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

June 2023

Dear Shareholder,

Dimensional has a long history of putting financial science to work for investors around the world. We believe in the power of markets. We focus on the drivers of higher expected returns. We add value through implementation. And we’re committed to delivering an exceptional client experience to help investors pursue their goals.

We’ve been innovating on behalf of investors since 1981. We start with what clients are looking for and then determine how best to deliver flexible, low-cost, diversified strategies to meet those needs. Our ability to capture long-term premiums has led Dimensional to outperform benchmarks and peers over long periods of time and across strategies.

Whether you’re investing through mutual funds or ETFs, we believe investors can have a successful investment experience without having to outguess the market. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICE

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
SA	Special Assessment
REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes
»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments.
“Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights
**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Global Real Estate Securities Portfolio would have been $0.39, $2.11 and 3.39%, respectively had the current year effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
(E)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).
(F)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero, rounded to zero, or less than $500.
SEC	Securities and Exchange Commission

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Six Months Ended April 30, 2023
EXPENSE TABLES
	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$1,223.30	0.17%	$0.94
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85
International Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,221.20	0.23%	$1.27
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Global Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$1,070.60	0.42%	$2.16
Hypothetical 5% Annual Return	$1,000.00	$1,022.71	0.42%	$2.11
International Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$1,208.20	0.39%	$2.14
Hypothetical 5% Annual Return	$1,000.00	$1,022.86	0.39%	$1.96
Japanese Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,198.50	0.40%	$2.18
Hypothetical 5% Annual Return	$1,000.00	$1,022.81	0.40%	$2.01
Asia Pacific Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,136.90	0.41%	$2.17
Hypothetical 5% Annual Return	$1,000.00	$1,022.76	0.41%	$2.06
United Kingdom Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,252.20	0.50%	$2.79
Hypothetical 5% Annual Return	$1,000.00	$1,022.32	0.50%	$2.51
Continental Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,256.50	0.40%	$2.24
Hypothetical 5% Annual Return	$1,000.00	$1,022.81	0.40%	$2.01
DFA International Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$1,124.30	0.27%	$1.42
Hypothetical 5% Annual Return	$1,000.00	$1,023.46	0.27%	$1.35
DFA Global Real Estate Securities Portfolio (4)
Actual Fund Return	$1,000.00	$1,062.50	0.23%	$1.18
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15
DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,231.70	0.43%	$2.38
Hypothetical 5% Annual Return	$1,000.00	$1,022.66	0.43%	$2.16
International Vector Equity Portfolio
Actual Fund Return	$1,000.00	$1,222.90	0.35%	$1.93
Hypothetical 5% Annual Return	$1,000.00	$1,023.06	0.35%	$1.76
International High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$1,219.70	0.30%	$1.65
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
World ex U.S. Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,204.50	0.37%	$2.02
Hypothetical 5% Annual Return	$1,000.00	$1,022.96	0.37%	$1.86
World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,206.30	0.30%	$1.64
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51
World ex U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,211.10	0.50%	$2.74
Hypothetical 5% Annual Return	$1,000.00	$1,022.32	0.50%	$2.51
World Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,119.00	0.27%	$1.42
Hypothetical 5% Annual Return	$1,000.00	$1,023.46	0.27%	$1.35
Selectively Hedged Global Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,104.60	0.31%	$1.62
Hypothetical 5% Annual Return	$1,000.00	$1,023.26	0.31%	$1.56
Emerging Markets Portfolio (3)
Actual Fund Return	$1,000.00	$1,172.70	0.36%	$1.94
Hypothetical 5% Annual Return	$1,000.00	$1,023.01	0.36%	$1.81
Emerging Markets Small Cap Portfolio (3)
Actual Fund Return	$1,000.00	$1,163.00	0.59%	$3.16
Hypothetical 5% Annual Return	$1,000.00	$1,021.87	0.59%	$2.96
Emerging Markets Value Portfolio (3)
Actual Fund Return
Class R2 Shares	$1,000.00	$1,174.10	0.69%	$3.72
Institutional Class Shares	$1,000.00	$1,175.00	0.44%	$2.37
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.37	0.69%	$3.46
Institutional Class Shares	$1,000.00	$1,022.61	0.44%	$2.21
Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,182.50	0.40%	$2.16
Hypothetical 5% Annual Return	$1,000.00	$1,022.81	0.40%	$2.01
Emerging Markets Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,163.30	0.67%	$3.59
Hypothetical 5% Annual Return	$1,000.00	$1,021.47	0.67%	$3.36

5

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Emerging Markets ex China Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,120.70	0.43%	$2.26
Hypothetical 5% Annual Return	$1,000.00	$1,022.66	0.43%	$2.16

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

(4)

The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund’s portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

6

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
Emerging Markets Value Portfolio	100.0%

FUNDS OF FUNDS

Affiliated Investment Companies
Global Small Company Portfolio	100.0%
International Small Company Portfolio	100.0%
World ex U.S. Value Portfolio	100.0%
World Core Equity Portfolio	100.0%
Selectively Hedged Global Equity Portfolio	100.0%

7

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio
Communication Services	5.2%
Consumer Discretionary	12.1%
Consumer Staples	9.4%
Energy	7.3%
Financials	17.9%
Health Care	10.2%
Industrials	16.3%
Information Technology	6.6%
Materials	10.4%
Real Estate	1.4%
Utilities	3.2%

100.0%

International Core Equity Portfolio
Communication Services	5.2%
Consumer Discretionary	12.9%
Consumer Staples	7.9%
Energy	7.5%
Financials	16.6%
Health Care	7.1%
Industrials	18.6%
Information Technology	6.7%
Materials	12.4%
Real Estate	2.0%
Utilities	3.1%

100.0%

DFA International Real Estate Securities
Portfolio
Real Estate	100.0%

100.0%

DFA Global Real Estate Securities
Portfolio
Affiliated Investment Companies	35.7%
Real Estate	64.3%

100.0%

DFA International Small Cap Value
Portfolio
Communication Services	2.2%
Consumer Discretionary	12.2%
Consumer Staples	5.2%
Energy	7.6%
Financials	21.3%
Health Care	2.4%
Industrials	22.0%
Information Technology	3.6%
Materials	19.3%
Real Estate	3.4%
Utilities	0.8%

100.0%

International Vector Equity Portfolio
Communication Services	4.9%
Consumer Discretionary	12.3%
Consumer Staples	6.5%
Energy	7.5%
Financials	19.1%
Health Care	5.5%
Industrials	19.5%
Information Technology	6.3%
Materials	14.0%
Real Estate	2.4%
Utilities	2.0%

100.0%

International High Relative Profitability
Portfolio
Communication Services	7.8%
Consumer Discretionary	16.6%
Consumer Staples	9.3%
Energy	9.2%
Financials	4.2%
Health Care	12.3%
Industrials	17.4%
Information Technology	10.2%
Materials	11.1%
Real Estate	0.3%
Utilities	1.6%

100.0%

World ex U.S. Core Equity Portfolio
Communication Services	5.5%
Consumer Discretionary	12.4%
Consumer Staples	7.4%
Energy	6.7%
Financials	16.5%
Health Care	6.7%
Industrials	16.1%
Information Technology	10.4%
Materials	12.6%
Real Estate	2.5%
Utilities	3.2%

100.0%

World ex U.S. Targeted Value Portfolio
Communication Services	3.6%
Consumer Discretionary	11.9%
Consumer Staples	5.1%
Energy	5.5%
Financials	17.2%
Health Care	4.4%
Industrials	20.6%
Information Technology	7.4%
Materials	18.2%
Real Estate	4.2%
Utilities	1.9%

100.0%

Emerging Markets Core Equity Portfolio
Communication Services	7.3%
Consumer Discretionary	11.3%
Consumer Staples	6.4%
Energy	5.2%
Financials	17.0%
Health Care	4.6%
Industrials	9.7%
Information Technology	19.6%
Materials	12.7%
Real Estate	3.1%
Utilities	3.1%

100.0%

Emerging Markets Targeted Value
Portfolio
Communication Services	4.2%
Consumer Discretionary	10.8%
Consumer Staples	5.0%
Energy	3.2%
Financials	17.1%
Health Care	6.1%
Industrials	15.0%
Information Technology	14.2%
Materials	15.9%
Real Estate	6.1%
Utilities	2.4%

100.0%

Emerging Markets ex China Core Equity
Portfolio
Communication Services	5.1%
Consumer Discretionary	8.8%
Consumer Staples	6.5%
Energy	5.1%
Financials	18.7%
Health Care	3.9%
Industrials	10.1%
Information Technology	23.4%
Materials	13.5%
Real Estate	2.3%
Utilities	2.6%

100.0%

8

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.4%)
AUSTRALIA — (6.2%)
BHP Group Ltd., Class DI	697,375	$20,696,328	0.4%
# BHP Group Ltd., Sponsored ADR	298,208	17,606,200	0.3%
Commonwealth Bank of Australia	355,286	23,511,440	0.4%
CSL Ltd.	98,386	19,641,450	0.4%
Other Securities		283,917,944	4.9%

TOTAL AUSTRALIA		365,373,362	6.4%

AUSTRIA — (0.2%)
Other Securities		11,744,839	0.2%

BELGIUM — (1.0%)
Other Securities		56,979,522	1.0%

CANADA — (9.8%)
Canadian Natural Resources Ltd.	352,595	21,497,717	0.4%
Royal Bank of Canada	218,606	21,703,283	0.4%
Royal Bank of Canada	206,240	20,481,694	0.4%
Toronto-Dominion Bank	286,785	17,387,775	0.3%
Other Securities		500,302,129	8.7%

TOTAL CANADA		581,372,598	10.2%

CHINA — (0.0%)
Other Security		298,809	0.0%

DENMARK — (2.7%)
Novo Nordisk AS, Class B	461,515	76,775,028	1.4%
Novo Nordisk AS, Sponsored ADR	45,587	7,617,132	0.1%
Other Securities		72,363,478	1.3%

TOTAL DENMARK		156,755,638	2.8%

FINLAND — (1.1%)
Other Securities		67,249,746	1.2%

FRANCE — (10.1%)
Air Liquide SA	111,890	20,127,924	0.3%
# Airbus SE	172,375	24,138,478	0.4%
BNP Paribas SA	263,532	17,027,702	0.3%
Hermes International	9,337	20,271,331	0.4%
L’Oreal SA	60,975	29,140,988	0.5%
LVMH Moet Hennessy Louis Vuitton SE	80,391	77,326,587	1.4%
Orange SA	1,534,917	19,978,349	0.3%
Sanofi	216,767	23,360,608	0.4%
Schneider Electric SE	117,513	20,493,305	0.4%
TotalEnergies SE	919,458	58,753,284	1.0%
TotalEnergies SE, Sponsored ADR	18,895	1,207,957	0.0%
Vinci SA	172,447	21,330,179	0.4%
Other Securities		265,762,727	4.7%

TOTAL FRANCE		598,919,419	10.5%

9

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.9%)
Allianz SE	112,391	$28,222,162	0.5%
Bayer AG	362,228	23,905,702	0.4%
Deutsche Telekom AG	1,271,712	30,663,235	0.5%
Mercedes-Benz Group AG	320,152	24,967,376	0.4%
SAP SE	154,573	20,916,220	0.4%
Siemens AG	171,082	28,199,841	0.5%
Other Securities		252,789,331	4.5%

TOTAL GERMANY		409,663,867	7.2%

HONG KONG — (2.1%)
AIA Group Ltd.	3,249,000	35,372,095	0.6%
Other Securities		89,419,796	1.6%

TOTAL HONG KONG		124,791,891	2.2%

IRELAND — (0.8%)
Other Securities		45,265,360	0.8%

ISRAEL — (0.6%)
Other Securities		34,790,833	0.6%

ITALY — (2.0%)
Other Securities		117,105,144	2.1%

JAPAN — (19.4%)
Hitachi Ltd.	304,915	16,866,256	0.3%
KDDI Corp.	559,200	17,457,179	0.3%
Keyence Corp.	41,604	18,761,576	0.3%
Sony Group Corp.	371,800	33,638,122	0.6%
Toyota Motor Corp.	2,420,615	33,235,102	0.6%
Other Securities		1,026,346,951	18.1%

TOTAL JAPAN.		1,146,305,186	20.2%

NETHERLANDS — (3.6%)
ASML Holding NV	30,871	19,590,956	0.3%
ASML Holding NV	82,305	52,416,762	0.9%
Other Securities		140,199,750	2.5%

TOTAL NETHERLANDS		212,207,468	3.7%

NEW ZEALAND — (0.3%)
Other Securities		19,072,469	0.3%

NORWAY — (0.8%)
Other Securities		43,855,944	0.8%

PORTUGAL — (0.2%)
Other Securities		12,868,334	0.2%

SINGAPORE — (1.0%)
Other Securities		60,527,477	1.1%

SPAIN — (2.1%)
Iberdrola SA	1,381,695	17,904,141	0.3%

10

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$107,762,260	1.9%

TOTAL SPAIN		125,666,401	2.2%

SWEDEN — (2.6%)
Other Securities		154,447,246	2.7%

SWITZERLAND — (7.9%)
ABB Ltd.	487,512	17,586,320	0.3%
Cie Financiere Richemont SA, Class A	119,968	19,830,805	0.4%
Nestle SA	702,768	90,157,798	1.6%
Novartis AG	340,245	34,804,978	0.6%
Novartis AG, Sponsored ADR	195,278	20,029,664	0.4%
Roche Holding AG	7,438	2,517,030	0.0%
Roche Holding AG	205,381	64,313,036	1.1%
Zurich Insurance Group AG	37,235	18,057,195	0.3%
Other Securities		199,336,875	3.5%

TOTAL SWITZERLAND		466,633,701	8.2%

UNITED KINGDOM — (12.8%)
AstraZeneca PLC	126,555	18,624,205	0.3%
AstraZeneca PLC, Sponsored ADR	367,665	26,920,431	0.5%
BP PLC, Sponsored ADR	765,146	30,820,101	0.5%
# Diageo PLC, Sponsored ADR	105,239	19,521,834	0.3%
Glencore PLC	3,869,489	22,840,178	0.4%
# HSBC Holdings PLC, Sponsored ADR	551,216	19,871,337	0.4%
Shell PLC	36,838	1,131,949	0.0%
Shell PLC, ADR	1,187,857	73,623,377	1.3%
# Unilever PLC, Sponsored ADR	358,803	19,924,331	0.4%
Other Securities		519,783,410	9.2%

TOTAL UNITED KINGDOM		753,061,153	13.3%

UNITED STATES — (0.2%)
Other Securities		10,004,300	0.2%

TOTAL COMMON STOCKS		5,574,960,707	98.1%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		24,606,821	0.4%

TOTAL INVESTMENT SECURITIES (Cost $3,951,623,177)		5,599,567,528

		Value†
SECURITIES LENDING COLLATERAL — (5.2%)
@§ The DFA Short Term Investment Fund	26,727,154	309,152,995	5.4%

TOTAL INVESTMENTS—(100.0%) (Cost $4,260,763,777)		$5,908,720,523	103.9%

11

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

As of April 30, 2023, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	180	06/16/23	$36,235,908	$37,696,500	$1,460,592

Total Futures Contracts			$36,235,908	$37,696,500	$1,460,592

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$19,258,353	$346,115,009	—	$365,373,362
Austria	—	11,744,839	—	11,744,839
Belgium	655,129	56,324,393	—	56,979,522
Canada	578,665,906	2,706,692	—	581,372,598
China	—	298,809	—	298,809
Denmark	7,617,132	149,138,506	—	156,755,638
Finland	506,202	66,743,544	—	67,249,746
France	3,793,302	595,126,117	—	598,919,419
Germany	13,755,869	395,907,998	—	409,663,867
Hong Kong	—	124,791,891	—	124,791,891
Ireland	15,504,674	29,760,686	—	45,265,360
Israel	4,943,149	29,847,684	—	34,790,833
Italy	1,320,739	115,784,405	—	117,105,144
Japan	17,877,394	1,128,427,792	—	1,146,305,186
Netherlands	66,119,405	146,088,063	—	212,207,468
New Zealand	—	19,072,469	—	19,072,469
Norway	388,689	43,467,255	—	43,855,944
Portugal	—	12,868,334	—	12,868,334
Singapore	—	60,527,477	—	60,527,477
Spain	5,697,957	119,968,444	—	125,666,401
Sweden	—	154,447,246	—	154,447,246
Switzerland	53,468,660	413,165,041	—	466,633,701
United Kingdom	247,860,863	505,200,290	—	753,061,153
United States	88,435	9,915,865	—	10,004,300
Preferred Stocks
Germany	—	24,606,821	—	24,606,821
Securities Lending Collateral	—	309,152,995	—	309,152,995
Futures Contracts**	1,460,592	—	—	1,460,592

TOTAL	$1,038,982,450	$4,871,198,665	—	$5,910,181,115

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

12

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.3%)
AUSTRALIA — (6.1%)
BHP Group Ltd., Class DI	4,074,214	$120,912,378	0.4%
# BHP Group Ltd., Sponsored ADR	1,283,423	75,773,294	0.3%
Commonwealth Bank of Australia	931,529	61,644,950	0.2%
Other Securities		1,677,935,699	5.4%

TOTAL AUSTRALIA		1,936,266,321	6.3%

AUSTRIA — (0.5%)
Other Securities		161,691,542	0.5%

BELGIUM — (1.2%)
Other Securities		372,328,183	1.2%

BRAZIL — (0.0%)
Other Security		387,066	0.0%

CANADA — (10.3%)
Bank of Montreal	902,389	81,386,464	0.3%
Canadian Natural Resources Ltd.	1,718,893	104,800,906	0.4%
National Bank of Canada	884,154	65,930,604	0.2%
# Royal Bank of Canada	732,219	72,694,968	0.3%
Royal Bank of Canada	1,213,029	120,465,910	0.4%
Suncor Energy, Inc.	2,892,169	90,582,733	0.3%
Teck Resources Ltd., Class B	1,726,482	80,454,061	0.3%
Other Securities		2,638,028,491	8.4%

TOTAL CANADA		3,254,344,137	10.6%

CHINA — (0.0%)
Other Securities		16,867,235	0.1%

DENMARK — (2.5%)
Novo Nordisk AS, Class B	891,477	148,301,077	0.5%
Novo Nordisk AS, Sponsored ADR	595,283	99,465,836	0.3%
Other Securities		539,339,313	1.8%

TOTAL DENMARK		787,106,226	2.6%

FINLAND — (1.5%)
Other Securities		468,913,454	1.5%

FRANCE — (8.3%)
Cie de Saint-Gobain	1,220,836	70,679,938	0.2%
L’Oreal SA	167,437	80,020,987	0.3%
LVMH Moet Hennessy Louis Vuitton SE	248,440	238,969,752	0.8%
Orange SA	7,384,067	96,110,387	0.3%
TotalEnergies SE	4,096,102	261,740,554	0.9%
Vinci SA	743,118	91,917,167	0.3%
Other Securities		1,780,096,504	5.7%

TOTAL FRANCE		2,619,535,289	8.5%

13

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.7%)
Allianz SE	418,132	$104,995,854	0.4%
BASF SE	1,352,506	69,957,203	0.2%
Bayer AG	1,586,763	104,720,460	0.4%
Deutsche Post AG	1,307,426	62,886,638	0.2%
Deutsche Telekom AG	6,078,458	146,562,416	0.5%
E.ON SE	5,231,935	69,206,703	0.2%
Mercedes-Benz Group AG	1,688,994	131,717,898	0.4%
Other Securities		1,445,470,248	4.7%

TOTAL GERMANY		2,135,517,420	7.0%

HONG KONG — (2.1%)
AIA Group Ltd.	11,640,800	126,734,221	0.4%
Other Securities		542,478,415	1.8%

TOTAL HONG KONG		669,212,636	2.2%

IRELAND — (0.8%)
Other Securities		261,713,342	0.8%

ISRAEL — (0.7%)
Other Securities		237,333,315	0.8%

ITALY — (2.6%)
Eni SpA	4,317,248	65,222,469	0.2%
# Stellantis NV	6,454,309	107,054,857	0.4%
Other Securities		657,342,694	2.1%

TOTAL ITALY.		829,620,020	2.7%

JAPAN — (20.5%)
Hitachi Ltd.	1,274,185	70,481,052	0.3%
KDDI Corp.	2,362,200	73,743,469	0.3%
Sony Group Corp.	1,141,000	103,230,492	0.4%
Toyota Motor Corp.	7,546,470	103,613,213	0.4%
Other Securities		6,144,624,847	19.8%

TOTAL JAPAN.		6,495,693,073	21.2%

NETHERLANDS — (3.0%)
# ASML Holding NV	127,591	80,970,826	0.3%
ASML Holding NV	182,526	116,243,508	0.4%
Koninklijke Ahold Delhaize NV	2,259,011	77,675,296	0.3%
Other Securities		682,271,058	2.1%

TOTAL NETHERLANDS		957,160,688	3.1%

NEW ZEALAND — (0.3%)
Other Securities		103,275,095	0.3%

NORWAY — (0.8%)
Other Securities.		256,355,028	0.8%

PORTUGAL — (0.3%)
Other Securities		90,399,702	0.3%

14

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (1.0%)
Other Securities		$302,725,724	1.0%

SPAIN — (2.2%)
Repsol SA	4,909,248	72,115,382	0.3%
Telefonica SA	15,552,229	70,641,164	0.2%
Other Securities		554,996,889	1.8%

TOTAL SPAIN		697,753,435	2.3%

SWEDEN — (2.7%)
Volvo AB, Class B	2,990,796	61,492,861	0.2%
Other Securities		792,447,373	2.6%

TOTAL SWEDEN		853,940,234	2.8%

SWITZERLAND — (7.7%)
Nestle SA	2,387,647	306,310,185	1.0%
Novartis AG, Sponsored ADR	1,541,707	158,132,887	0.5%
Roche Holding AG	634,350	198,640,451	0.7%
Swisscom AG	101,477	69,669,075	0.2%
Other Securities		1,708,398,994	5.6%

TOTAL SWITZERLAND		2,441,151,592	8.0%

UNITED KINGDOM — (12.4%)
Anglo American PLC	2,478,239	76,364,867	0.3%
AstraZeneca PLC, Sponsored ADR	925,214	67,744,169	0.2%
BP PLC	11,071,577	74,279,148	0.3%
BP PLC, Sponsored ADR	3,594,991	144,806,237	0.5%
Glencore PLC	17,549,994	103,591,203	0.3%
# HSBC Holdings PLC, Sponsored ADR	3,036,261	109,457,209	0.4%
# Rio Tinto PLC, Sponsored ADR	1,132,747	72,484,481	0.2%
Shell PLC	1,488,020	45,724,109	0.2%
Shell PLC, ADR	4,640,369	287,610,071	0.9%
Other Securities		2,961,990,661	9.6%

TOTAL UNITED KINGDOM		3,944,052,155	12.9%

UNITED STATES — (0.1%)
Other Securities		47,876,764	0.2%

TOTAL COMMON STOCKS		29,941,219,676	97.7%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Other Securities		149,855,503	0.5%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		686	0.0%

FRANCE — (0.0%)
Other Security		148,597	0.0%

HONG KONG — (0.0%)
Other Security		185	0.0%

15

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.0%)
Other Securities		$6,931	0.0%

SPAIN — (0.0%)
Other Securities		234,529	0.0%

TOTAL RIGHTS/WARRANTS		390,928	0.0%

TOTAL INVESTMENT SECURITIES (Cost $24,623,655,810)		30,091,466,107

		Value†
SECURITIES LENDING COLLATERAL — (5.2%)
@§ The DFA Short Term Investment Fund	142,473,866	1,647,995,204	5.4%

TOTAL INVESTMENTS—(100.0%) (Cost $26,271,569,932)		$31,739,461,311	103.6%

As of April 30, 2023, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	1,272	06/16/23	$253,790,660	$266,388,600	$12,597,940

Total Futures Contracts			$253,790,660	$266,388,600	$12,597,940

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$96,792,691	$1,839,470,343	$3,287	$1,936,266,321
Austria	—	161,691,542	—	161,691,542
Belgium	11,218,322	361,109,861	—	372,328,183
Brazil	387,066	—	—	387,066
Canada	3,244,182,285	10,161,852	—	3,254,344,137
China	13,226,536	3,640,699	—	16,867,235
Denmark	99,465,836	687,640,390	—	787,106,226
Finland	10,501,175	458,412,279	—	468,913,454
France	32,096,978	2,587,438,311	—	2,619,535,289
Germany	41,473,751	2,094,043,669	—	2,135,517,420
Hong Kong	754,946	668,312,851	144,839	669,212,636
Ireland	59,295,567	202,417,775	—	261,713,342
Israel	24,139,907	213,193,408	—	237,333,315
Italy	8,284,541	821,335,479	—	829,620,020
Japan	107,697,992	6,387,995,081	—	6,495,693,073
Netherlands	182,918,914	774,241,774	—	957,160,688
New Zealand	277,931	102,997,164	—	103,275,095
Norway	1,696,728	254,658,300	—	256,355,028
Portugal	407,921	89,991,781	—	90,399,702

16

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Singapore	$7,681	$302,337,686	$380,357	$302,725,724
Spain	13,361,433	684,392,002	—	697,753,435
Sweden	228,811	853,711,423	—	853,940,234
Switzerland	246,327,529	2,194,824,063	—	2,441,151,592
United Kingdom	906,290,138	3,037,761,818	199	3,944,052,155
United States	8,607,059	39,269,705	—	47,876,764
Preferred Stocks
Germany	—	149,855,503	—	149,855,503
Rights/Warrants
Australia	—	686	—	686
France	—	148,597	—	148,597
Hong Kong	—	185	—	185
Singapore	—	6,931	—	6,931
Spain	—	234,529	—	234,529
Securities Lending Collateral	—	1,647,995,204	—	1,647,995,204
Futures Contracts**	12,597,940	—	—	12,597,940

TOTAL	$5,122,239,678	$26,629,290,891	$528,682^	$31,752,059,251

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

17

GLOBAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc.	1,295,440	$50,483,280
Investment in The Continental Small Company Series of The DFA Investment Trust Company		11,116,625
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		10,723,023
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		6,426,855
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		3,452,741
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		3,242,248
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		2,718,298

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $81,286,256)		$88,163,070

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$88,163,070	—	—	$88,163,070

TOTAL	$88,163,070	—	—	$88,163,070

See accompanying Notes to Financial Statements.

18

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.1%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$4,488,258,221
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		2,621,587,997
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,369,116,078
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		1,247,608,396
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		1,067,592,165

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$10,794,162,857

	Shares
TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 4.760% (Cost $97,013,421)	97,013,421	97,013,421

TOTAL INVESTMENTS — (100.0%) (Cost $9,932,714,725)		$10,891,176,278

As of April 30, 2023, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	465	06/16/23	$93,106,465	$97,382,625	$4,276,160

Total Futures Contracts			$93,106,465	$97,382,625	$4,276,160

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$10,794,162,857	—	—	$10,794,162,857
Temporary Cash Investments	97,013,421	—	—	97,013,421
Futures Contracts**	4,276,160	—	—	4,276,160

TOTAL	$10,895,452,438	—	—	$10,895,452,438

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

19

JAPANESE SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$247,275,230

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$247,275,230

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

20

ASIA PACIFIC SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$222,330,721

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$222,330,721

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

21

UNITED KINGDOM SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$22,402,128

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$22,402,128

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

22

CONTINENTAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$764,082,850

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$764,082,850

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

23

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.0%)
AUSTRALIA — (19.5%)
Charter Hall Group	5,341,108	$39,737,031	0.9%
# Dexus	12,198,885	63,226,639	1.3%
Goodman Group	19,150,708	246,883,846	5.3%
GPT Group	21,548,919	63,365,066	1.4%
Mirvac Group	44,317,742	71,148,841	1.5%
Scentre Group	58,189,728	111,671,594	2.4%
Stockland	26,974,468	79,962,449	1.7%
Vicinity Ltd.	43,444,382	60,733,921	1.3%
Other Securities		206,857,786	4.3%

TOTAL AUSTRALIA		943,587,173	20.1%

BELGIUM — (3.5%)
# Aedifica SA	435,586	36,385,319	0.8%
# Cofinimmo SA	340,987	32,576,075	0.7%
Warehouses De Pauw CVA	1,771,234	52,962,868	1.1%
Other Securities		46,433,442	1.0%

TOTAL BELGIUM		168,357,704	3.6%

CANADA — (5.0%)
Canadian Apartment Properties REIT	896,589	32,843,276	0.7%
Other Securities		207,212,559	4.4%

TOTAL CANADA		240,055,835	5.1%

CHINA — (0.2%)
Other Securities		8,071,233	0.2%

FRANCE — (5.2%)
# Covivio SA	530,963	30,190,015	0.6%
Gecina SA	499,004	55,550,434	1.2%
Klepierre SA	2,221,528	56,271,560	1.2%
#* Unibail-Rodamco-Westfield	1,101,160	59,050,814	1.3%
Other Securities		49,117,974	1.0%

TOTAL FRANCE		250,180,797	5.3%

GERMANY — (0.2%)
Other Security		8,590,072	0.2%

HONG KONG — (4.6%)
Link REIT	28,366,921	185,544,801	4.0%
Other Securities		34,771,044	0.7%

TOTAL HONG KONG		220,315,845	4.7%

IRELAND — (0.1%)
Other Security		6,213,780	0.1%

ITALY — (0.0%)
Other Security		2,293,010	0.0%

24

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (24.3%)
Advance Residence Investment Corp.	14,980	$38,867,145	0.8%
Daiwa House REIT Investment Corp.	24,954	53,093,835	1.1%
GLP J-Reit	49,871	56,981,353	1.2%
Industrial & Infrastructure Fund Investment Corp.	22,171	25,408,332	0.5%
Invincible Investment Corp.	66,150	28,560,756	0.6%
Japan Hotel REIT Investment Corp.	50,504	28,534,411	0.6%
Japan Metropolitan Fund Invest	78,891	57,765,207	1.2%
Japan Real Estate Investment Corp.	13,937	55,223,951	1.2%
Nippon Accommodations Fund, Inc.	5,584	27,143,933	0.6%
Nippon Building Fund, Inc.	17,250	72,332,978	1.5%
Nippon Prologis REIT, Inc.	24,742	56,364,051	1.2%
Nomura Real Estate Master Fund, Inc.	46,823	54,787,864	1.2%
Orix JREIT, Inc.	29,613	38,280,477	0.8%
# Sekisui House Reit, Inc.	46,891	26,579,424	0.6%
United Urban Investment Corp.	33,288	36,960,302	0.8%
Other Securities		517,548,538	11.1%

TOTAL JAPAN		1,174,432,557	25.0%

MALAYSIA — (0.5%)
Other Securities		24,055,792	0.5%

MEXICO — (2.3%)
Fibra Uno Administracion SA de CV	32,500,086	44,847,028	1.0%
Other Securities		66,743,841	1.4%

TOTAL MEXICO		111,590,869	2.4%

NETHERLANDS — (1.0%)
#* Unibail-Rodamco-Westfield, CDI	6,456,966	17,455,214	0.4%
Other Securities		30,643,559	0.6%

TOTAL NETHERLANDS		48,098,773	1.0%

NEW ZEALAND — (1.3%)
Other Securities		61,403,783	1.3%

SINGAPORE — (11.0%)
CapitaLand Ascendas REIT	37,374,980	80,428,094	1.7%
CapitaLand Integrated Commercial Trust	58,564,311	89,424,085	1.9%
Frasers Logistics & Commercial Trust	32,631,133	33,118,613	0.7%
Mapletree Industrial Trust	22,697,458	40,574,366	0.9%
Mapletree Logistics Trust	37,649,347	49,270,520	1.1%
Mapletree Pan Asia Commercial Trust	26,050,406	34,507,637	0.7%
Suntec Real Estate Investment Trust	25,391,100	25,738,547	0.5%
Other Securities		177,625,858	3.8%

TOTAL SINGAPORE		530,687,720	11.3%

SOUTH AFRICA — (1.7%)
Other Securities		79,641,292	1.7%

SOUTH KOREA — (0.2%)
Other Securities		11,182,859	0.2%

SPAIN — (1.2%)
Merlin Properties Socimi SA	3,694,410	32,665,235	0.7%

25

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$26,164,705	0.6%

TOTAL SPAIN		58,829,940	1.3%

TAIWAN — (0.3%)
Other Securities		14,665,036	0.3%

TURKEY — (0.3%)
Other Securities		16,810,923	0.4%

UNITED KINGDOM — (13.6%)
Big Yellow Group PLC	2,059,150	31,696,319	0.7%
British Land Co. PLC	10,134,704	51,061,075	1.1%
Derwent London PLC	1,160,255	35,028,179	0.7%
Land Securities Group PLC	8,116,674	68,876,710	1.5%
LondonMetric Property PLC	10,811,437	26,220,428	0.6%
Safestore Holdings PLC	2,506,000	31,238,109	0.7%
Segro PLC	13,665,831	143,872,841	3.1%
Tritax Big Box REIT PLC	21,441,201	41,890,861	0.9%
UNITE Group PLC	3,838,072	46,311,236	1.0%
Other Securities		181,926,173	3.7%

TOTAL UNITED KINGDOM		658,121,931	14.0%

TOTAL COMMON STOCKS (Cost $4,971,349,035)		4,637,186,924	98.7%

		Value†
SECURITIES LENDING COLLATERAL — (4.0%)
@§ The DFA Short Term Investment Fund	16,705,651	193,234,263	4.1%

TOTAL INVESTMENTS—(100.0%) (Cost $5,164,557,245)		$4,830,421,187	102.8%

As of April 30, 2023, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	144	06/16/23	$29,731,018	$30,157,200	$426,182

Total Futures Contracts			$29,731,018	$30,157,200	$426,182

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$324,990	$943,262,183	—	$943,587,173
Belgium	—	168,357,704	—	168,357,704
Canada	240,055,835	—	—	240,055,835

26

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
China	—	$8,071,233	—	$8,071,233
France	—	250,180,797	—	250,180,797
Germany	—	8,590,072	—	8,590,072
Hong Kong	—	220,315,845	—	220,315,845
Ireland	—	6,213,780	—	6,213,780
Italy	—	2,293,010	—	2,293,010
Japan	—	1,174,432,557	—	1,174,432,557
Malaysia	—	24,055,792	—	24,055,792
Mexico	$111,590,869	—	—	111,590,869
Netherlands	—	48,098,773	—	48,098,773
New Zealand	—	61,403,783	—	61,403,783
Singapore	—	530,687,720	—	530,687,720
South Africa	—	79,641,292	—	79,641,292
South Korea	—	11,182,859	—	11,182,859
Spain	—	58,829,940	—	58,829,940
Taiwan	—	14,665,036	—	14,665,036
Turkey	—	16,810,923	—	16,810,923
United Kingdom	—	658,121,931	—	658,121,931
Securities Lending Collateral	—	193,234,263	—	193,234,263
Futures Contracts**	426,182	—	—	426,182

TOTAL	$352,397,876	$4,478,449,493	—	$4,830,847,369

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

27

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (63.0%)
UNITED STATES — (63.0%)
Agree Realty Corp.	388,869	$26,439,203	0.3%
Alexandria Real Estate Equities, Inc.	682,331	84,731,864	1.1%
American Homes 4 Rent, Class A	1,444,464	48,042,886	0.6%
American Tower Corp.	2,025,334	413,958,016	5.2%
Americold Realty Trust, Inc.	1,048,256	31,017,895	0.4%
Apartment Income REIT Corp.	705,929	26,105,256	0.3%
AvalonBay Communities, Inc.	606,180	109,336,687	1.4%
Boston Properties, Inc.	638,913	34,092,398	0.4%
Brixmor Property Group, Inc.	1,383,499	29,510,034	0.4%
Camden Property Trust	447,254	49,220,303	0.6%
Crown Castle, Inc.	1,919,358	236,253,776	3.0%
CubeSmart	994,485	45,239,123	0.6%
Digital Realty Trust, Inc.	1,294,053	128,305,335	1.6%
EastGroup Properties, Inc.	192,511	32,064,632	0.4%
Equinix, Inc.	406,569	294,388,482	3.7%
Equity LifeStyle Properties, Inc.	768,573	52,954,680	0.7%
Equity Residential	1,594,019	100,821,702	1.3%
Essex Property Trust, Inc.	278,559	61,207,769	0.8%
# Extra Space Storage, Inc.	598,237	90,955,953	1.1%
Federal Realty Investment Trust	340,631	33,685,000	0.4%
First Industrial Realty Trust, Inc.	590,328	30,974,510	0.4%
Gaming & Leisure Properties, Inc.	1,162,719	60,461,388	0.8%
Healthcare Realty Trust, Inc., Class A	1,770,994	35,030,261	0.4%
Healthpeak Properties, Inc.	2,431,366	53,417,111	0.7%
Host Hotels & Resorts, Inc.	3,072,957	49,689,715	0.6%
Invitation Homes, Inc.	2,726,922	90,997,382	1.1%
Iron Mountain, Inc.	1,291,525	71,343,841	0.9%
Kimco Realty Corp.	2,762,282	53,008,198	0.7%
Lamar Advertising Co., Class A	387,459	40,946,667	0.5%
Life Storage, Inc.	375,293	50,431,806	0.6%
# Medical Properties Trust, Inc.	2,806,625	24,614,101	0.3%
Mid-America Apartment Communities, Inc.	517,532	79,596,348	1.0%
National Retail Properties, Inc.	810,141	35,241,133	0.4%
# Omega Healthcare Investors, Inc.	1,092,658	29,239,533	0.4%
Prologis, Inc.	4,075,996	510,518,462	6.4%
Public Storage	699,382	206,198,795	2.6%
Realty Income Corp.	2,680,428	168,438,078	2.1%
Regency Centers Corp.	688,316	42,283,227	0.5%
Rexford Industrial Realty, Inc.	843,983	47,068,932	0.6%
SBA Communications Corp.	479,953	125,214,938	1.6%
Simon Property Group, Inc.	1,451,472	164,480,807	2.1%
STAG Industrial, Inc.	772,681	26,170,705	0.3%
Sun Communities, Inc.	535,677	74,421,606	0.9%
UDR, Inc.	1,474,492	60,940,754	0.8%
Ventas, Inc.	1,737,571	83,490,304	1.0%
VICI Properties, Inc.	4,369,899	148,314,356	1.9%
Welltower, Inc.	2,137,363	169,321,897	2.1%
WP Carey, Inc.	907,152	67,310,678	0.8%

28

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (Continued)
Other Securities.		$604,655,853	7.4%

TOTAL UNITED STATES.		5,132,152,380	64.2%

TOTAL COMMON STOCKS		5,132,152,380	64.2%

		Value†
AFFILIATED INVESTMENT COMPANIES — (35.0%)
DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	737,252,785	2,801,560,582	35.1%
DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	1,282,729	47,909,950	0.6%

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		2,849,470,532	35.7%

TOTAL INVESTMENT SECURITIES (Cost $8,047,635,845)		7,981,622,912

SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	14,331,867	165,776,705	2.1%

TOTAL INVESTMENTS—(100.0%) (Cost $8,213,383,304)		$8,147,399,617	102.0%

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$5,132,152,380	—	—	$5,132,152,380
Affiliated Investment Companies	2,849,470,532	—	—	2,849,470,532
Securities Lending Collateral	—	$165,776,705	—	165,776,705

TOTAL	$7,981,622,912	$165,776,705	—	$8,147,399,617

See accompanying Notes to Financial Statements.

29

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.8%)
AUSTRALIA — (5.8%)
Other Securities		$658,930,980	5.9%

AUSTRIA — (0.7%)
Other Securities		76,922,100	0.7%

BELGIUM — (1.6%)
Ackermans & van Haaren NV	278,162	48,927,393	0.4%
Bekaert SA	847,612	39,459,807	0.4%
Euronav NV	2,417,622	41,415,834	0.4%
Other Securities		53,929,822	0.4%

TOTAL BELGIUM		183,732,856	1.6%

CANADA — (12.3%)
Alamos Gold, Inc., Class A	7,443,812	96,203,379	0.9%
B2Gold Corp	11,656,607	45,927,032	0.4%
Crescent Point Energy Corp.	6,229,675	46,072,512	0.4%
# Home Capital Group, Inc.	1,308,749	42,068,140	0.4%
Linamar Corp.	965,007	45,869,617	0.4%
* MEG Energy Corp.	4,540,351	75,602,700	0.7%
Other Securities		1,038,261,526	9.3%

TOTAL CANADA		1,390,004,906	12.5%

CHINA — (0.2%)
Other Securities		17,343,570	0.2%

DENMARK — (3.3%)
* Jyske Bank AS	1,132,114	82,773,241	0.7%
Sydbank AS	1,480,098	66,033,587	0.6%
Other Securities		226,092,688	2.1%

TOTAL DENMARK		374,899,516	3.4%

FINLAND — (2.1%)
Cargotec Oyj, Class B	933,302	51,573,680	0.5%
Kemira Oyj	2,771,507	48,617,124	0.4%
Other Securities		139,458,043	1.2%

TOTAL FINLAND		239,648,847	2.1%

FRANCE — (4.5%)
Elis SA	3,471,624	68,959,716	0.6%
Rexel SA	2,650,388	61,392,540	0.6%
SCOR SE	1,649,490	42,665,865	0.4%
Valeo	1,884,775	36,803,358	0.3%
Other Securities		300,064,332	2.7%

TOTAL FRANCE		509,885,811	4.6%

GERMANY — (5.3%)
* Aareal Bank AG	1,090,383	37,125,295	0.3%
Aurubis AG	569,774	53,454,635	0.5%

30

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
K&S AG	3,131,304	$62,456,480	0.6%
thyssenkrupp AG	6,684,272	48,101,461	0.4%
Other Securities		400,163,739	3.6%

TOTAL GERMANY		601,301,610	5.4%

HONG KONG — (2.2%)
Other Securities		242,341,727	2.2%

IRELAND — (0.5%)
Bank of Ireland Group PLC	4,308,528	44,562,742	0.4%
Other Securities		13,258,644	0.1%

TOTAL IRELAND		57,821,386	0.5%

ISRAEL — (0.8%)
Other Securities		88,220,133	0.8%

ITALY — (4.6%)
Banca Popolare di Sondrio SPA	8,633,798	39,221,385	0.4%
# Banco BPM SpA	22,323,197	90,767,853	0.8%
Buzzi Unicem SpA	1,628,332	40,489,845	0.4%
Leonardo SpA	5,339,325	63,628,162	0.6%
Unipol Gruppo SpA	8,629,926	48,520,740	0.4%
Other Securities		230,829,294	2.0%

TOTAL ITALY		513,457,279	4.6%

JAPAN — (25.2%)
Other Securities		2,839,641,812	25.4%

NETHERLANDS — (2.4%)
APERAM SA	1,071,181	39,716,578	0.3%
ASR Nederland NV	1,543,908	67,905,149	0.6%
# SBM Offshore NV	4,336,093	61,288,990	0.5%
Ω Signify NV	1,625,614	54,289,709	0.5%
Other Securities		47,718,775	0.5%

TOTAL NETHERLANDS		270,919,201	2.4%

NEW ZEALAND — (0.2%)
Other Securities		26,142,476	0.2%

NORWAY — (1.0%)
Other Securities		111,340,790	1.0%

PORTUGAL — (0.3%)
Other Securities		33,093,287	0.3%

SINGAPORE — (0.7%)
Other Securities		83,120,616	0.7%

SPAIN — (2.7%)
Banco de Sabadell SA	96,417,560	100,486,012	0.9%
Bankinter SA	8,874,437	52,476,468	0.5%

31

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$155,940,002	1.4%

TOTAL SPAIN		308,902,482	2.8%

SWEDEN — (2.4%)
Other Securities		274,043,846	2.5%

SWITZERLAND — (6.5%)
# Adecco Group AG	1,634,029	56,204,964	0.5%
Allreal Holding AG	215,585	38,257,507	0.4%
Baloise Holding AG	352,704	59,040,240	0.5%
Helvetia Holding AG	623,560	93,279,761	0.8%
Siegfried Holding AG	63,680	49,078,728	0.5%
Swiss Prime Site AG	679,052	61,467,527	0.6%
Other Securities		369,840,584	3.2%

TOTAL SWITZERLAND		727,169,311	6.5%

UNITED KINGDOM — (11.4%)
Balfour Beatty PLC	8,584,678	41,370,839	0.4%
Bellway PLC	1,945,791	58,995,324	0.5%
Centamin PLC	28,617,167	37,141,612	0.3%
Close Brothers Group PLC	3,494,218	39,939,134	0.4%
Grafton Group PLC	5,294,183	57,743,929	0.5%
* Marks & Spencer Group PLC	20,442,940	42,298,382	0.4%
Mediclinic International PLC	6,245,108	39,145,896	0.4%
Paragon Banking Group PLC	6,577,529	41,574,142	0.4%
Redrow PLC	6,974,382	45,470,064	0.4%
Travis Perkins PLC	4,008,215	48,373,777	0.4%
Vistry Group PLC	5,254,832	51,795,866	0.5%
Other Securities		783,523,804	6.9%

TOTAL UNITED KINGDOM		1,287,372,769	11.5%

UNITED STATES — (0.1%)
Other Securities		8,981,485	0.1%

TOTAL COMMON STOCKS		10,925,238,796	97.9%

PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
Other Securities		15,808,170	0.1%

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
Other Security		501,035	0.0%

TOTAL INVESTMENT SECURITIES (Cost $9,793,073,257)		10,941,548,001

		Value†
SECURITIES LENDING COLLATERAL — (3.0%)
@§ The DFA Short Term Investment Fund	29,660,619	343,084,375	3.1%

TOTAL INVESTMENTS—(100.0%) (Cost $10,136,113,013)		$11,284,632,376	101.1%

32

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

As of April 30, 2023, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	500	06/16/23	$100,236,924	$104,712,500	$4,475,576

Total Futures Contracts			$100,236,924	$104,712,500	$4,475,576

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$658,930,980	—	$658,930,980
Austria	—	76,922,100	—	76,922,100
Belgium	—	183,732,856	—	183,732,856
Canada	$1,389,747,974	256,932	—	1,390,004,906
China	14,753,132	2,590,438	—	17,343,570
Denmark	—	374,899,516	—	374,899,516
Finland	—	239,648,847	—	239,648,847
France	—	509,885,811	—	509,885,811
Germany	—	601,301,610	—	601,301,610
Hong Kong	—	242,177,239	$164,488	242,341,727
Ireland	—	57,821,386	—	57,821,386
Israel	101,983	88,118,150	—	88,220,133
Italy	—	513,457,279	—	513,457,279
Japan	—	2,839,641,812	—	2,839,641,812
Netherlands	—	270,919,201	—	270,919,201
New Zealand	—	26,142,476	—	26,142,476
Norway	560,385	110,780,405	—	111,340,790
Portugal	—	33,093,287	—	33,093,287
Singapore	—	83,120,616	—	83,120,616
Spain	—	308,902,482	—	308,902,482
Sweden	516,684	273,527,162	—	274,043,846
Switzerland	—	727,169,311	—	727,169,311
United Kingdom	42,390	1,287,330,379	—	1,287,372,769
United States	6	8,981,479	—	8,981,485
Preferred Stocks
Germany	—	15,808,170	—	15,808,170
Rights/Warrants
France	—	501,035	—	501,035
Securities Lending Collateral	—	343,084,375	—	343,084,375
Futures Contracts**	4,475,576	—	—	4,475,576

TOTAL	$1,410,198,130	$9,878,745,334	$164,488^	$11,289,107,952

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

33

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.0%)
AUSTRALIA — (5.8%)
Other Securities		$200,650,691	6.0%

AUSTRIA — (0.7%)
Other Securities		22,317,349	0.7%

BELGIUM — (1.4%)
KBC Group NV	98,635	7,051,258	0.2%
Solvay SA	74,197	8,905,022	0.3%
Other Securities		33,051,504	1.0%

TOTAL BELGIUM		49,007,784	1.5%

CANADA — (10.2%)
ARC Resources Ltd.	457,247	5,679,937	0.2%
Bank of Montreal	71,894	6,484,120	0.2%
Fairfax Financial Holdings Ltd.	8,072	5,640,897	0.2%
Teck Resources Ltd., Class B	304,989	14,212,487	0.4%
Other Securities		320,415,613	9.6%

TOTAL CANADA		352,433,054	10.6%

CHINA — (0.1%)
Other Securities		1,793,466	0.1%

DENMARK — (2.5%)
Novo Nordisk AS, Class B	47,591	7,916,970	0.3%
Other Securities		78,382,086	2.3%

TOTAL DENMARK		86,299,056	2.6%

FINLAND — (1.5%)
Other Securities		52,050,351	1.6%

FRANCE — (7.7%)
# AXA SA	180,809	5,901,639	0.2%
BNP Paribas SA	106,510	6,881,974	0.2%
# Bouygues SA	199,685	7,312,313	0.2%
Carrefour SA	319,239	6,640,365	0.2%
Cie de Saint-Gobain	139,932	8,101,322	0.3%
Cie Generale des Etablissements Michelin SCA	286,751	9,132,328	0.3%
# Engie SA	355,688	5,692,533	0.2%
LVMH Moet Hennessy Louis Vuitton SE	6,314	6,073,318	0.2%
Orange SA	1,286,762	16,748,385	0.5%
Rexel SA	244,826	5,671,053	0.2%
TotalEnergies SE	402,956	25,748,853	0.8%
Other Securities		162,683,306	4.7%

TOTAL FRANCE		266,587,389	8.0%

GERMANY — (6.5%)
BASF SE	137,484	7,111,241	0.2%
Bayer AG	103,797	6,850,216	0.2%
Brenntag SE	76,762	6,256,458	0.2%

34

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
*Ω Covestro AG	178,472	$7,829,646	0.3%
Deutsche Telekom AG	252,721	6,093,552	0.2%
HeidelbergCement AG	74,417	5,636,461	0.2%
Mercedes-Benz Group AG	126,187	9,840,820	0.3%
Other Securities		173,036,064	5.1%

TOTAL GERMANY		222,654,458	6.7%

HONG KONG — (2.0%)
Other Securities		69,755,470	2.1%

IRELAND — (0.7%)
Bank of Ireland Group PLC	648,419	6,706,540	0.2%
Other Securities		17,323,139	0.5%

TOTAL IRELAND		24,029,679	0.7%

ISRAEL — (0.8%)
Other Securities		27,104,315	0.8%

ITALY — (2.5%)
# Banco BPM SpA	1,560,523	6,345,208	0.2%
Other Securities		80,225,479	2.4%

TOTAL ITALY		86,570,687	2.6%

JAPAN — (21.6%)
ENEOS Holdings, Inc.	2,151,970	7,655,685	0.3%
Mitsubishi UFJ Financial Group, Inc.	1,117,000	6,991,898	0.2%
Toyota Motor Corp.	430,090	5,905,146	0.2%
Other Securities		725,380,564	21.8%

TOTAL JAPAN		745,933,293	22.5%

NETHERLANDS — (3.1%)
Aegon NV	1,327,980	6,059,208	0.2%
ASR Nederland NV	149,446	6,573,029	0.2%
Koninklijke Ahold Delhaize NV	335,294	11,528,966	0.3%
Other Securities		82,588,544	2.5%

TOTAL NETHERLANDS		106,749,747	3.2%

NEW ZEALAND — (0.3%)
Other Securities		10,991,544	0.3%

NORWAY — (0.8%)
Other Securities		28,661,954	0.9%

PORTUGAL — (0.4%)
Other Securities		12,234,212	0.4%

SINGAPORE — (1.0%)
Other Securities		35,292,501	1.1%

SPAIN — (2.3%)
Banco Bilbao Vizcaya Argentaria SA	820,087	6,003,843	0.2%
# Banco Santander SA	1,654,793	5,813,415	0.2%

35

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Repsol SA	825,552	$12,127,112	0.4%
Other Securities		54,089,255	1.6%

TOTAL SPAIN		78,033,625	2.4%

SWEDEN — (2.5%)
Other Securities		85,365,910	2.6%

SWITZERLAND — (8.0%)
Baloise Holding AG	34,694	5,807,539	0.2%
Cie Financiere Richemont SA, Class A	44,982	7,435,560	0.2%
Holcim AG	86,588	5,721,104	0.2%
Julius Baer Group Ltd.	127,245	9,117,891	0.3%
Nestle SA	126,847	16,273,146	0.5%
Novartis AG, Sponsored ADR	111,168	11,402,502	0.3%
# Swiss Life Holding AG	9,631	6,357,005	0.2%
Swiss Re AG	66,165	6,663,074	0.2%
Swisscom AG	16,235	11,146,146	0.3%
Zurich Insurance Group AG	14,535	7,048,780	0.2%
Other Securities		187,252,318	5.7%

TOTAL SWITZERLAND		274,225,065	8.3%

UNITED KINGDOM — (11.5%)
BP PLC	1,487,940	9,982,581	0.3%
BT Group PLC	4,467,397	8,922,695	0.3%
# HSBC Holdings PLC, Sponsored ADR	320,826	11,565,777	0.4%
Shell PLC, ADR	407,802	25,275,568	0.8%
Other Securities.		340,656,598	10.2%

TOTAL UNITED KINGDOM		396,403,219	12.0%

UNITED STATES — (0.1%)
Other Securities		4,258,930	0.1%

TOTAL COMMON STOCKS		3,239,403,749	97.8%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		14,029,839	0.4%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		61	0.0%

CANADA — (0.0%)
Other Securities		49,695	0.0%

FRANCE — (0.0%)
Other Security		29,084	0.0%

SINGAPORE — (0.0%)
Other Securities		476	0.0%

36

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (0.0%)
Other Securities		$51,145	0.0%

TOTAL RIGHTS/WARRANTS		130,461	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,676,153,046)		3,253,564,049

		Value†
SECURITIES LENDING COLLATERAL — (5.6%)
@§ The DFA Short Term Investment Fund	16,761,682	193,882,372	5.8%

TOTAL INVESTMENTS—(100.0%) (Cost $2,870,032,324)		$3,447,446,421	104.0%

As of April 30, 2023, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	126	06/16/23	$25,229,182	$26,387,550	$1,158,368

Total Futures Contracts			$25,229,182	$26,387,550	$1,158,368

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,731,427	$195,907,547	$11,717	$200,650,691
Austria	—	22,317,349	—	22,317,349
Belgium	1,075,782	47,932,002	—	49,007,784
Canada	351,338,329	1,094,725	—	352,433,054
China	1,225,209	568,257	—	1,793,466
Denmark	—	86,299,056	—	86,299,056
Finland	—	52,050,351	—	52,050,351
France	394,335	266,193,054	—	266,587,389
Germany	6,409,557	216,244,901	—	222,654,458
Hong Kong	17,152	69,701,631	36,687	69,755,470
Ireland	4,989,728	19,039,951	—	24,029,679
Israel	2,134,924	24,969,391	—	27,104,315
Italy	2,396,781	84,173,906	—	86,570,687
Japan	9,326,386	736,606,907	—	745,933,293
Netherlands	13,048,542	93,701,205	—	106,749,747
New Zealand	12,245	10,979,299	—	10,991,544
Norway	563,402	28,098,552	—	28,661,954
Portugal	—	12,234,212	—	12,234,212
Singapore	16,658	35,275,843	—	35,292,501
Spain	2,516,622	75,517,003	—	78,033,625
Sweden	40,729	85,325,181	—	85,365,910
Switzerland	24,809,839	249,415,226	—	274,225,065

37

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	$59,959,615	$336,443,604	—	$396,403,219
United States	1,234,569	3,024,361	—	4,258,930
Preferred Stocks
Germany	—	14,029,839	—	14,029,839
Rights/Warrants
Australia	—	61	—	61
Canada	—	49,695	—	49,695
France	—	29,084	—	29,084
Singapore	—	476	—	476
Spain	—	51,145	—	51,145
Securities Lending Collateral	—	193,882,372	—	193,882,372
Futures Contracts**	1,158,368	—	—	1,158,368

TOTAL	$487,400,199	$2,961,156,186	$48,404^	$3,448,604,789

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

38

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (90.2%)
AUSTRALIA — (6.7%)
BHP Group Ltd., Class DI	260,623	$7,734,632	0.4%
BHP Group Ltd., Class DI	242,244	7,131,550	0.4%
# BHP Group Ltd., Sponsored ADR	439,796	25,965,556	1.5%
Rio Tinto Ltd.	109,286	8,196,954	0.5%
Wesfarmers Ltd.	247,354	8,556,816	0.5%
Other Securities		69,735,562	4.1%

TOTAL AUSTRALIA		127,321,070	7.4%

AUSTRIA — (0.2%)
Other Securities		3,368,965	0.2%

BELGIUM — (0.5%)
Other Securities		8,428,519	0.5%

CANADA — (9.2%)
Alimentation Couche-Tard, Inc.	184,394	9,203,028	0.5%
Canadian Natural Resources Ltd.	277,342	16,909,542	1.0%
Constellation Software, Inc.	4,441	8,692,278	0.5%
Suncor Energy, Inc.	311,402	9,753,111	0.6%
Other Securities		129,322,365	7.5%

TOTAL CANADA		173,880,324	10.1%

CHINA — (0.0%)
Other Security		101,452	0.0%

DENMARK — (3.5%)
Novo Nordisk AS, Class B	372,329	61,938,549	3.6%
Other Securities		4,934,386	0.3%

TOTAL DENMARK		66,872,935	3.9%

FINLAND — (1.2%)
Other Securities		21,852,765	1.3%

FRANCE — (9.4%)
# Airbus SE	114,996	16,103,428	0.9%
Hermes International	6,104	13,252,245	0.8%
Kering SA	19,489	12,480,107	0.7%
# LVMH Moet Hennessy Louis Vuitton SE	69,704	67,046,964	3.9%
TotalEnergies SE	540,916	34,564,484	2.0%
Other Securities		35,263,789	2.0%

TOTAL FRANCE		178,711,017	10.3%

GERMANY — (6.0%)
Bayer AG	221,721	14,632,762	0.8%
Deutsche Post AG	219,519	10,558,771	0.6%
Deutsche Telekom AG	866,133	20,884,005	1.2%
E.ON SE	921,447	12,188,666	0.7%
Mercedes-Benz Group AG	127,975	9,980,259	0.6%

39

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$46,095,090	2.7%

TOTAL GERMANY		114,339,553	6.6%

HONG KONG — (2.1%)
Hong Kong Exchanges & Clearing Ltd.	278,737	11,572,296	0.7%
Other Securities		27,130,123	1.5%

TOTAL HONG KONG		38,702,419	2.2%

IRELAND — (0.5%)
Other Securities		9,786,568	0.6%

ISRAEL — (0.5%)
Other Securities		8,722,090	0.5%

ITALY — (1.7%)
Eni SpA	673,128	10,169,226	0.6%
# Stellantis NV	716,336	11,881,558	0.7%
Other Securities		10,645,903	0.6%

TOTAL ITALY		32,696,687	1.9%

JAPAN — (18.6%)
Fast Retailing Co. Ltd.	39,600	9,377,345	0.5%
Hitachi Ltd.	264,700	14,641,778	0.9%
Hoya Corp.	78,800	8,262,572	0.5%
KDDI Corp.	492,100	15,362,442	0.9%
Nintendo Co. Ltd.	265,000	11,203,503	0.7%
Shin-Etsu Chemical Co. Ltd.	348,500	9,944,732	0.6%
Sony Group Corp.	328,700	29,738,705	1.7%
Tokyo Electron Ltd.	99,100	11,347,494	0.7%
Other Securities		241,806,400	13.9%

TOTAL JAPAN		351,684,971	20.4%

NETHERLANDS — (3.2%)
ASML Holding NV	25,123	15,943,367	0.9%
ASML Holding NV	66,262	42,199,617	2.4%
Other Securities		3,211,169	0.2%

TOTAL NETHERLANDS		61,354,153	3.5%

NEW ZEALAND — (0.3%)
Other Securities		6,257,058	0.4%

NORWAY — (0.7%)
Equinor ASA	294,080	8,466,861	0.5%
Other Securities		4,753,541	0.3%

TOTAL NORWAY		13,220,402	0.8%

PORTUGAL — (0.1%)
Other Securities		2,565,308	0.1%

SINGAPORE — (1.0%)
DBS Group Holdings Ltd.	386,358	9,546,888	0.6%

40

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (Continued)
Other Securities		$8,412,272	0.4%

TOTAL SINGAPORE		17,959,160	1.0%

SPAIN — (2.0%)
Repsol SA	593,804	8,722,803	0.5%
Telefonica SA	2,166,567	9,840,956	0.6%
Other Securities		18,518,381	1.0%

TOTAL SPAIN		37,082,140	2.1%

SWEDEN — (2.5%)
Atlas Copco AB, Class A	593,536	8,584,977	0.5%
Volvo AB, Class B	431,676	8,875,561	0.5%
Other Securities		30,196,293	1.8%

TOTAL SWEDEN		47,656,831	2.8%

SWITZERLAND — (6.7%)
# Roche Holding AG	8,192	2,772,185	0.2%
Roche Holding AG	183,630	57,501,925	3.3%
Sika AG	49,049	13,548,457	0.8%
Other Securities		53,270,073	3.0%

TOTAL SWITZERLAND		127,092,640	7.3%

UNITED KINGDOM — (12.9%)
Anglo American PLC	335,117	10,326,351	0.6%
Ashtead Group PLC	224,550	12,946,682	0.7%
BP PLC	165,519	1,110,466	0.1%
BP PLC, Sponsored ADR	487,517	19,637,185	1.1%
Diageo PLC	80,730	3,682,587	0.2%
# Diageo PLC, Sponsored ADR	106,135	19,688,042	1.1%
Glencore PLC	1,388,177	8,193,901	0.5%
GSK PLC	1,144,717	20,642,869	1.2%
Imperial Brands PLC	553,895	13,711,163	0.8%
RELX PLC, Sponsored ADR	334,644	11,080,063	0.6%
Rio Tinto PLC	94,176	5,986,991	0.3%
Rio Tinto PLC, Sponsored ADR	251,488	16,092,717	0.9%
Unilever PLC	48,760	2,715,061	0.2%
Unilever PLC	62,170	3,462,697	0.2%
# Unilever PLC, Sponsored ADR	536,146	29,772,187	1.7%
Other Securities		65,065,364	3.9%

TOTAL UNITED KINGDOM		244,114,326	14.1%

UNITED STATES — (0.7%)
Ferguson PLC	94,077	13,292,925	0.8%

TOTAL COMMON STOCKS		1,707,064,278	98.8%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Other Securities		9,604,300	0.6%

TOTAL INVESTMENT SECURITIES
(Cost $1,448,935,564)		1,716,668,578

SECURITIES LENDING COLLATERAL — (9.3%)
@§ The DFA Short Term Investment Fund	15,276,607	$176,704,508	10.2%

TOTAL INVESTMENTS—(100.0%)
(Cost $1,625,616,233)		$1,893,373,086	109.6%

41

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of April 30, 2023, International High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	3	06/16/23	$615,710	$628,275	$12,565

Total Futures Contracts			$615,710	$628,275	$12,565

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$25,965,556	$101,355,514	—	$127,321,070
Austria	—	3,368,965	—	3,368,965
Belgium	—	8,428,519	—	8,428,519
Canada	173,880,324	—	—	173,880,324
China	—	101,452	—	101,452
Denmark	—	66,872,935	—	66,872,935
Finland	—	21,852,765	—	21,852,765
France	2,676,527	176,034,490	—	178,711,017
Germany	—	114,339,553	—	114,339,553
Hong Kong	—	38,702,419	—	38,702,419
Ireland	4,084,282	5,702,286	—	9,786,568
Israel	687,721	8,034,369	—	8,722,090
Italy	5,083,230	27,613,457	—	32,696,687
Japan	—	351,684,971	—	351,684,971
Netherlands	42,199,617	19,154,536	—	61,354,153
New Zealand	—	6,257,058	—	6,257,058
Norway	—	13,220,402	—	13,220,402
Portugal	—	2,565,308	—	2,565,308
Singapore	—	17,959,160	—	17,959,160
Spain	—	37,082,140	—	37,082,140
Sweden	—	47,656,831	—	47,656,831
Switzerland	—	127,092,640	—	127,092,640
United Kingdom	96,270,194	147,844,132	—	244,114,326
United States	—	13,292,925	—	13,292,925

42

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$9,604,300	—	$9,604,300
Securities Lending Collateral	—	176,704,508	—	176,704,508
Futures Contracts**	$12,565	—	—	12,565

TOTAL	$350,860,016	$1,542,525,635	—	$1,893,385,651

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

43

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$156,077,880
Investment in Dimensional Emerging Markets Value Fund		76,408,631
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc.	1,035,538	21,218,175

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $216,766,646)		$253,704,686

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$253,704,686	—	—	$253,704,686

TOTAL	$253,704,686	—	—	$253,704,686

See accompanying Notes to Financial Statements.

44

WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.8%)
AUSTRALIA — (4.2%)
BHP Group Ltd., Class DI	352,621	$10,464,900	0.3%
# BHP Group Ltd., Sponsored ADR	100,755	5,948,575	0.2%
Other Securities		143,104,833	3.8%

TOTAL AUSTRALIA		159,518,308	4.3%

AUSTRIA — (0.4%)
Other Securities		13,359,227	0.4%

BELGIUM — (0.8%)
Other Securities		30,151,777	0.8%

BRAZIL — (1.2%)
Vale SA	522,632	7,586,221	0.2%
Other Securities		38,181,612	1.0%

TOTAL BRAZIL		45,767,833	1.2%

CANADA — (7.1%)
Bank of Montreal	69,809	6,296,074	0.2%
# Canadian Natural Resources Ltd.	132,566	8,082,549	0.2%
Royal Bank of Canada	81,806	8,121,729	0.2%
Royal Bank of Canada	97,598	9,692,457	0.3%
Other Securities		238,523,703	6.4%

TOTAL CANADA		270,716,512	7.3%

CHILE — (0.1%)
Other Securities		5,491,744	0.2%

CHINA — (8.1%)
* Alibaba Group Holding Ltd.	1,099,900	11,629,927	0.3%
China Construction Bank Corp., Class H	11,532,000	7,709,442	0.2%
Tencent Holdings Ltd.	442,200	19,640,804	0.6%
Other Securities		269,792,885	7.3%

TOTAL CHINA		308,773,058	8.4%

COLOMBIA — (0.0%)
Other Securities		965,495	0.0%

CZECH REPUBLIC — (0.0%)
Other Securities.		1,615,466	0.0%

DENMARK — (1.8%)
Novo Nordisk AS, Class B	142,160	23,648,934	0.7%
Other Securities		44,701,264	1.2%

TOTAL DENMARK		68,350,198	1.9%

EGYPT — (0.0%)
Other Securities		153,170	0.0%

45

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FINLAND — (1.0%)
Other Securities		$38,031,808	1.0%
FRANCE — (5.8%)
# Airbus SE	43,814	6,135,480	0.2%
# L’Oreal SA	15,803	7,552,522	0.2%
# LVMH Moet Hennessy Louis Vuitton SE	21,810	20,978,628	0.6%
Orange SA	575,945	7,496,451	0.2%
TotalEnergies SE	355,054	22,687,919	0.6%
# Vinci SA	66,104	8,176,484	0.2%
Other Securities		146,949,272	4.0%

TOTAL FRANCE		219,976,756	6.0%

GERMANY — (4.6%)
Allianz SE	26,533	6,662,621	0.2%
BASF SE	113,595	5,875,603	0.2%
Bayer AG	139,798	9,226,148	0.3%
Deutsche Post AG	121,510	5,844,580	0.2%
Deutsche Telekom AG	482,206	11,626,843	0.3%
E.ON SE	514,059	6,799,841	0.2%
Mercedes-Benz Group AG	117,589	9,170,297	0.3%
Other Securities		119,069,964	3.0%

TOTAL GERMANY		174,275,897	4.7%

GREECE — (0.1%)
Other Securities		3,726,607	0.1%

HONG KONG — (1.4%)
AIA Group Ltd.	833,400	9,073,285	0.3%
Other Securities		44,836,541	1.2%

TOTAL HONG KONG		53,909,826	1.5%

HUNGARY — (0.1%)
Other Securities		2,216,601	0.1%

INDIA — (4.8%)
Reliance Industries Ltd.	235,961	7,005,631	0.2%
Other Securities		176,805,233	4.8%

TOTAL INDIA		183,810,864	5.0%

INDONESIA — (0.6%)
Other Securities		22,469,756	0.6%

IRELAND — (0.6%)
CRH PLC, Sponsored ADR	154,276	7,482,386	0.2%
Other Securities		13,817,816	0.4%

TOTAL IRELAND		21,300,202	0.6%

ISRAEL — (0.5%)
Other Securities		20,015,681	0.5%

ITALY — (1.8%)
Eni SpA	388,066	5,862,675	0.2%

46

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
ITALY — (Continued)
# Stellantis NV	453,110	$7,515,541	0.2%
Other Securities		55,243,069	1.5%

TOTAL ITALY		68,621,285	1.9%

JAPAN — (14.1%)
Hitachi Ltd.	107,200	5,929,727	0.2%
Sony Group Corp.	104,000	9,409,265	0.3%
Toyota Motor Corp.	862,315	11,839,605	0.3%
Other Securities		510,229,152	13.8%

TOTAL JAPAN		537,407,749	14.6%

KUWAIT — (0.0%)
Other Securities		393,944	0.0%

MALAYSIA — (0.5%)
Other Securities		18,618,830	0.5%

MEXICO — (0.8%)
Other Securities		29,777,539	0.8%

NETHERLANDS — (2.1%)
ASML Holding NV	20,610	13,125,685	0.4%
Koninklijke Ahold Delhaize NV	213,650	7,346,271	0.2%
Wolters Kluwer NV	45,271	5,998,122	0.2%
Other Securities		54,801,497	1.4%

TOTAL NETHERLANDS		81,271,575	2.2%

NEW ZEALAND — (0.2%)
Other Securities		8,750,111	0.2%

NORWAY — (0.6%)
Other Securities		22,381,352	0.6%

PERU — (0.0%)
Other Securities		415,248	0.0%

PHILIPPINES — (0.2%)
Other Securities		8,991,893	0.2%

POLAND — (0.3%)
Other Securities		10,905,828	0.3%

PORTUGAL — (0.2%)
Other Securities		7,357,201	0.2%

QATAR — (0.3%)
Other Securities		9,636,086	0.3%

SAUDI ARABIA — (1.0%)
Other Securities		36,636,352	1.0%

SINGAPORE — (0.7%)
Other Securities		25,838,961	0.7%

47

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (1.2%)
Other Securities		$44,558,656	1.2%

SOUTH KOREA — (3.6%)
Samsung Electronics Co. Ltd.	661,530	32,549,979	0.9%
Other Securities		106,011,209	2.9%

TOTAL SOUTH KOREA		138,561,188	3.8%

SPAIN — (1.5%)
Repsol SA	395,910	5,815,799	0.2%
Telefonica SA	1,306,498	5,934,362	0.2%
Other Securities		46,978,251	1.2%

TOTAL SPAIN		58,728,412	1.6%

SWEDEN — (1.9%)
Other Securities		72,248,164	2.0%

SWITZERLAND — (5.4%)
ABB Ltd.	163,476	5,897,170	0.2%
Nestle SA	181,108	23,234,266	0.6%
Novartis AG	88,289	9,031,424	0.3%
Novartis AG, Sponsored ADR	59,410	6,093,684	0.2%
Roche Holding AG	58,789	18,409,196	0.5%
Other Securities		141,184,751	3.7%

TOTAL SWITZERLAND		203,850,491	5.5%

TAIWAN — (5.2%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,000	19,159,444	0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.,
Sponsored ADR	129,369	10,905,807	0.3%
Other Securities		167,534,760	4.6%

TOTAL TAIWAN		197,600,011	5.4%

THAILAND — (0.7%)
Other Securities		25,344,947	0.7%

TURKEY — (0.3%)
Other Securities		9,764,081	0.3%

UNITED ARAB EMIRATES — (0.4%)
Other Securities		14,584,438	0.4%

UNITED KINGDOM — (8.5%)
BP PLC, Sponsored ADR	396,055	15,953,095	0.4%
Glencore PLC	1,482,781	8,752,314	0.3%
# HSBC Holdings PLC, Sponsored ADR	230,666	8,315,509	0.2%
Rio Tinto PLC, Sponsored ADR	158,523	10,143,887	0.3%
Shell PLC, ADR	433,805	26,887,234	0.7%
Other Securities		254,552,055	6.9%

TOTAL UNITED KINGDOM		324,604,094	8.8%

48

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (0.1%)
Other Securities		$4,391,958	0.1%

TOTAL COMMON STOCKS		3,605,837,180	97.9%

MUTUAL FUNDS — (0.0%)
UNITED STATES — (0.0%)
Other Security		10,251	0.0%

TOTAL MUTUAL FUNDS		10,251	0.0%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.3%)
Other Securities		10,294,623	0.3%

CHILE — (0.0%)
Other Securities		239,497	0.0%

COLOMBIA — (0.0%)
Other Securities		96,160	0.0%

GERMANY — (0.3%)
Other Securities		12,039,314	0.3%

INDIA — (0.0%)
Other Security		79,809	0.0%

PHILIPPINES — (0.0%)
Other Security		38,461	0.0%

TOTAL PREFERRED STOCKS		22,787,864	0.6%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		7,635	0.0%

FRANCE — (0.0%)
Other Security		12,143	0.0%

SINGAPORE — (0.0%)
Other Securities		709	0.0%

SPAIN — (0.0%)
Other Securities		23,752	0.0%

TAIWAN — (0.0%)
Other Securities		6,991	0.0%

THAILAND — (0.0%)
Other Securities		934	0.0%

TOTAL RIGHTS/WARRANTS		52,164	0.0%

TOTAL INVESTMENT SECURITIES
(Cost $3,119,553,469)		3,628,687,459

SECURITIES LENDING COLLATERAL — (4.6%)
@§ The DFA Short Term Investment Fund	15,039,823	$173,965,636	4.7%

TOTAL INVESTMENTS—(100.0%)
(Cost $3,293,520,061)		$3,802,653,095	103.2%

49

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

As of April 30, 2023, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	165	06/16/23	$33,050,716	$34,555,125	$1,504,409

Total Futures Contracts			$33,050,716	$34,555,125	$1,504,409

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,197,019	$152,320,043	$1,246	$159,518,308
Austria	—	13,359,227	—	13,359,227
Belgium	829,469	29,322,308	—	30,151,777
Brazil	45,464,578	303,255	—	45,767,833
Canada	269,937,816	778,696	—	270,716,512
Chile	1,009,981	4,481,763	—	5,491,744
China	22,421,092	285,758,935	593,031	308,773,058
Colombia	927,960	37,535	—	965,495
Czech Republic	—	1,615,466	—	1,615,466
Denmark	—	68,350,198	—	68,350,198
Egypt	71,405	81,765	—	153,170
Finland	522,078	37,509,730	—	38,031,808
France	717,761	219,258,995	—	219,976,756
Germany	1,592,414	172,683,483	—	174,275,897
Greece	26,197	3,700,410	—	3,726,607
Hong Kong	56,665	53,841,688	11,473	53,909,826
Hungary	—	2,216,601	—	2,216,601
India	3,191,437	180,500,291	119,136	183,810,864
Indonesia	238,590	22,204,067	27,099	22,469,756
Ireland	7,482,386	13,817,816	—	21,300,202
Israel	2,468,295	17,547,386	—	20,015,681
Italy	368,912	68,252,373	—	68,621,285
Japan	1,861,802	535,545,947	—	537,407,749
Kuwait	274,385	119,559	—	393,944
Malaysia	—	18,618,830	—	18,618,830
Mexico	29,701,729	75,810	—	29,777,539
Netherlands	15,190,578	66,080,997	—	81,271,575
New Zealand	—	8,750,111	—	8,750,111
Norway	275,359	22,105,993	—	22,381,352
Peru	415,248	—	—	415,248
Philippines	18,131	8,941,127	32,635	8,991,893

50

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Poland	—	$10,905,828	—	$10,905,828
Portugal	—	7,357,201	—	7,357,201
Qatar	—	9,636,086	—	9,636,086
Saudi Arabia	$43,689	36,592,663	—	36,636,352
Singapore	—	25,806,479	$32,482	25,838,961
South Africa	5,460,525	39,098,131	—	44,558,656
South Korea	749,451	137,717,431	94,306	138,561,188
Spain	614,941	58,113,471	—	58,728,412
Sweden	22,854	72,225,310	—	72,248,164
Switzerland	15,985,965	187,864,526	—	203,850,491
Taiwan	11,147,627	186,440,710	11,674	197,600,011
Thailand	23,574,154	1,770,793	—	25,344,947
Turkey	—	9,764,081	—	9,764,081
United Arab Emirates	—	14,584,438	—	14,584,438
United Kingdom	84,967,918	239,636,176	—	324,604,094
United States	348,861	4,043,097	—	4,391,958
Preferred Stocks
Brazil	10,276,691	17,932	—	10,294,623
Chile	—	239,497	—	239,497
Colombia	96,160	—	—	96,160
Germany	—	12,039,314	—	12,039,314
India	—	79,809	—	79,809
Philippines	—	38,461	—	38,461
Rights/Warrants
Brazil	—	7,635	—	7,635
France	—	12,143	—	12,143
Singapore	—	709	—	709
Spain	—	23,752	—	23,752
Taiwan	—	6,991	—	6,991
Thailand	—	934	—	934
Mutual Funds	10,251	—	—	10,251
Securities Lending Collateral	—	173,965,636	—	173,965,636
Futures Contracts**	1,504,409	—	—	1,504,409

TOTAL	$567,064,783	$3,236,169,639	$923,082^	$3,804,157,504

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

51

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.4%)
AUSTRALIA — (4.5%)
Other Securities		$30,802,181	4.5%

AUSTRIA — (0.7%)
Other Securities		4,544,286	0.7%

BELGIUM — (1.3%)
Ageas SA	52,470	2,337,830	0.3%
Solvay SA	10,559	1,267,277	0.2%
Other Securities		5,334,884	0.8%

TOTAL BELGIUM		8,939,991	1.3%

BRAZIL — (1.0%)
Other Securities		7,062,031	1.0%

CANADA — (7.7%)
Alamos Gold, Inc., Class A	105,781	1,367,107	0.2%
ARC Resources Ltd.	157,602	1,957,737	0.3%
iA Financial Corp., Inc.	30,644	2,056,203	0.3%
Lundin Mining Corp.	180,250	1,376,970	0.2%
* MEG Energy Corp.	81,109	1,350,569	0.2%
West Fraser Timber Co. Ltd.	19,494	1,410,054	0.2%
Other Securities		43,117,393	6.2%

TOTAL CANADA		52,636,033	7.6%

CHILE — (0.1%)
Other Securities		737,306	0.1%

CHINA — (6.8%)
Other Securities		46,403,676	6.7%

COLOMBIA — (0.0%)
Other Securities		69,222	0.0%

DENMARK — (1.8%)
* Jyske Bank AS	18,173	1,328,698	0.2%
Ringkjoebing Landbobank AS	9,222	1,297,139	0.2%
Other Securities		9,887,891	1.4%

TOTAL DENMARK		12,513,728	1.8%

FINLAND — (1.7%)
Stora Enso Oyj, Class R	124,293	1,576,886	0.2%
Valmet Oyj	45,995	1,556,090	0.2%
Other Securities		8,680,880	1.3%

TOTAL FINLAND		11,813,856	1.7%

FRANCE — (4.6%)
Alstom SA	82,238	2,067,017	0.3%
Arkema SA	15,268	1,510,662	0.2%
Bouygues SA	49,914	1,827,813	0.3%

52

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FRANCE — (Continued)
Eiffage SA	20,030	$2,384,047	0.4%
* Renault SA	55,113	2,047,060	0.3%
Vivendi SE	161,792	1,777,196	0.3%
Other Securities		19,577,528	2.7%

TOTAL FRANCE		31,191,323	4.5%

GERMANY — (5.4%)
Brenntag SE	20,646	1,682,745	0.3%
Continental AG	27,863	1,955,067	0.3%
*Ω Covestro AG	55,738	2,445,251	0.4%
Fresenius Medical Care AG & Co. KGaA	47,923	2,325,414	0.3%
HeidelbergCement AG	41,205	3,120,932	0.5%
K&S AG	63,951	1,275,556	0.2%
* Siemens Energy AG	59,809	1,467,958	0.2%
Other Securities		22,544,846	3.2%

TOTAL GERMANY		36,817,769	5.4%

GREECE — (0.1%)
Other Securities		805,604	0.1%

HONG KONG — (1.5%)
Other Securities		10,233,555	1.5%

HUNGARY — (0.0%)
Other Security		181,409	0.0%

INDIA — (5.0%)
Other Securities.		34,139,655	5.0%

INDONESIA — (0.5%)
Other Securities		3,633,208	0.5%

IRELAND — (0.9%)
Bank of Ireland Group PLC	330,642	3,419,799	0.5%
Other Securities		2,625,569	0.4%

TOTAL IRELAND		6,045,368	0.9%

ISRAEL — (0.7%)
Other Securities		4,839,456	0.7%

ITALY — (2.7%)
Banco BPM SpA	394,306	1,603,281	0.3%
Mediobanca Banca di Credito Finanziario SpA	144,530	1,552,134	0.2%
Other Securities		15,067,068	2.2%

TOTAL ITALY		18,222,483	2.7%

JAPAN — (16.9%)
Sojitz Corp.	70,440	1,483,573	0.2%
Other Securities		114,116,128	16.6%

TOTAL JAPAN		115,599,701	16.8%

53

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
KUWAIT — (0.0%)
Other Securities		$144,215	0.0%

MALAYSIA — (0.5%)
Other Securities		3,397,321	0.5%

MEXICO — (0.8%)
Other Securities		5,120,618	0.7%

NETHERLANDS — (1.9%)
Ω ABN AMRO Bank NV, CVA	112,128	1,797,104	0.3%
Aegon NV	419,896	1,915,870	0.3%
ASR Nederland NV	43,712	1,922,569	0.3%
NN Group NV	34,776	1,296,810	0.2%
Other Securities		6,325,383	0.8%

TOTAL NETHERLANDS		13,257,736	1.9%

NEW ZEALAND — (0.3%)
Other Securities		1,728,688	0.3%

NORWAY — (0.9%)
Other Securities		5,820,945	0.8%

PHILIPPINES — (0.2%)
Other Securities		1,374,054	0.2%

POLAND — (0.2%)
Other Securities		1,521,856	0.2%

PORTUGAL — (0.3%)
Other Securities		2,251,116	0.3%

QATAR — (0.2%)
Other Securities		1,136,949	0.2%

SAUDI ARABIA — (1.2%)
Other Securities		8,308,741	1.2%

SINGAPORE — (0.8%)
Other Securities		5,626,518	0.8%

SOUTH AFRICA — (1.1%)
Other Securities		7,371,383	1.1%

SOUTH KOREA — (3.4%)
Other Securities		23,261,534	3.4%

SPAIN — (1.3%)
Banco de Sabadell SA	1,583,992	1,650,830	0.3%
Other Securities		7,059,531	1.0%

TOTAL SPAIN		8,710,361	1.3%

SWEDEN — (1.6%)
Other Securities		10,681,676	1.6%

54

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (4.3%)
Adecco Group AG	44,732	$1,538,627	0.2%
Baloise Holding AG	13,916	2,329,443	0.4%
Helvetia Holding AG	9,919	1,483,806	0.2%
Julius Baer Group Ltd.	25,323	1,814,550	0.3%
Swatch Group AG	7,058	2,421,334	0.4%
Swiss Prime Site AG	16,975	1,536,571	0.2%
Other Securities		18,518,203	2.6%

TOTAL SWITZERLAND		29,642,534	4.3%

TAIWAN — (5.4%)
Other Securities		36,814,903	5.4%

THAILAND — (0.6%)
Other Securities		4,136,122	0.6%

TURKEY — (0.2%)
Other Securities		1,455,878	0.2%

UNITED ARAB EMIRATES — (0.5%)
Emaar Properties PJSC	1,206,048	1,955,318	0.3%
Other Securities		1,557,812	0.2%

TOTAL UNITED ARAB EMIRATES		3,513,130	0.5%

UNITED KINGDOM — (9.7%)
Barratt Developments PLC	299,113	1,881,843	0.3%
Centrica PLC	1,480,134	2,126,880	0.3%
DS Smith PLC	416,595	1,626,495	0.2%
J Sainsbury PLC	531,830	1,848,112	0.3%
Kingfisher PLC	587,635	1,904,582	0.3%
Melrose Industries PLC	341,366	1,758,410	0.3%
Mondi PLC	100,071	1,594,664	0.2%
Persimmon PLC	84,555	1,399,360	0.2%
Taylor Wimpey PLC	1,065,125	1,718,969	0.3%
Other Securities		50,482,274	7.2%

TOTAL UNITED KINGDOM		66,341,589	9.6%

UNITED STATES — (0.1%)
Other Securities		298,024	0.0%

TOTAL COMMON STOCKS		679,147,732	98.6%

PREFERRED STOCKS — (0.4%)
BRAZIL — (0.1%)
Other Securities		743,173	0.1%

GERMANY — (0.3%)
Other Securities		1,959,312	0.3%

INDIA — (0.0%)
Other Security		56,869	0.0%

55

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PHILIPPINES — (0.0%)
Other Security		$15,712	0.0%

TOTAL PREFERRED STOCKS		2,775,066	0.4%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		7,764	0.0%

FRANCE — (0.0%)
Other Security		9,632	0.0%

MALAYSIA — (0.0%)
Other Securities		4,468	0.0%

THAILAND — (0.0%)
Other Securities		693	0.0%

TOTAL RIGHTS/WARRANTS		22,557	0.0%

TOTAL INVESTMENT SECURITIES
(Cost $654,593,453)		681,945,355

SECURITIES LENDING COLLATERAL — (0.2%)
@§ The DFA Short Term Investment Fund	95,599	1,105,792	0.2%

TOTAL INVESTMENTS — (100.0%)
(Cost $655,699,075)		$683,051,147	99.2%

As of April 30, 2023, World ex U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	5	06/16/23	$1,043,782	$1,047,125	$3,343

Total Futures Contracts			$1,043,782	$1,047,125	$3,343

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$224,355	$30,577,151	$675	$30,802,181
Austria	—	4,544,286	—	4,544,286
Belgium	475,752	8,464,239	—	8,939,991
Brazil	6,881,688	180,343	—	7,062,031
Canada	52,627,509	8,524	—	52,636,033
Chile	32,149	705,157	—	737,306
China	1,310,777	44,740,280	352,619	46,403,676
Colombia	69,222	—	—	69,222

56

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Denmark	—	$12,513,728	—	$12,513,728
Finland	—	11,813,856	—	11,813,856
France	—	31,191,323	—	31,191,323
Germany	—	36,817,769	—	36,817,769
Greece	—	805,604	—	805,604
Hong Kong	—	10,226,461	$7,094	10,233,555
Hungary	—	181,409	—	181,409
India	$29,001	34,040,886	69,768	34,139,655
Indonesia	—	3,627,375	5,833	3,633,208
Ireland	—	6,045,368	—	6,045,368
Israel	121,922	4,717,534	—	4,839,456
Italy	—	18,222,483	—	18,222,483
Japan	—	115,599,701	—	115,599,701
Kuwait	132,373	11,842	—	144,215
Malaysia	—	3,397,321	—	3,397,321
Mexico	5,015,983	104,635	—	5,120,618
Netherlands	536,977	12,720,759	—	13,257,736
New Zealand	—	1,728,688	—	1,728,688
Norway	215,867	5,605,078	—	5,820,945
Philippines	—	1,359,107	14,947	1,374,054
Poland	—	1,521,856	—	1,521,856
Portugal	—	2,251,116	—	2,251,116
Qatar	—	1,136,949	—	1,136,949
Saudi Arabia	51,074	8,257,667	—	8,308,741
Singapore	—	5,626,518	—	5,626,518
South Africa	1,171,418	6,199,965	—	7,371,383
South Korea	—	23,230,130	31,404	23,261,534
Spain	—	8,710,361	—	8,710,361
Sweden	16,136	10,665,540	—	10,681,676
Switzerland	—	29,642,534	—	29,642,534
Taiwan	—	36,806,126	8,777	36,814,903
Thailand	4,019,249	116,873	—	4,136,122
Turkey	—	1,455,878	—	1,455,878
United Arab Emirates	—	3,513,130	—	3,513,130
United Kingdom	600,034	65,741,555	—	66,341,589
United States	69,388	228,636	—	298,024
Preferred Stocks
Brazil	730,496	12,677	—	743,173
Germany	—	1,959,312	—	1,959,312
India	—	56,869	—	56,869
Philippines	—	15,712	—	15,712
Rights/Warrants
Brazil	—	7,764	—	7,764
France	—	9,632	—	9,632
Malaysia	—	4,468	—	4,468
Thailand	—	693	—	693
Securities Lending Collateral	—	1,105,792	—	1,105,792
Futures Contracts**	3,343	—	—	3,343

TOTAL.	$74,334,713	$608,228,660	$491,117^	$683,054,490

**	Valued at the unrealized appreciation/(depreciation) on the investment.

57

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

58

WORLD CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	19,322,431	$610,782,063
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	20,987,064	311,448,027
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,738,837	121,892,906

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $756,024,529)		$1,044,122,996

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 4.760% (Cost $270,518)	270,518	270,518

TOTAL INVESTMENTS — (100.0%) (Cost $756,295,047)		$1,044,393,514

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,044,122,996	—	—	$1,044,122,996
Temporary Cash Investments	270,518	—	—	270,518

TOTAL	$1,044,393,514	—	—	$1,044,393,514

See accompanying Notes to Financial Statements.

59

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	5,224,824	$149,586,710
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,282,433	78,391,308
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	2,317,845	49,231,019

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $173,567,318)		$277,209,037

As of April 30, 2023, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	606,865	NOK	6,254,000	Citibank, N.A.	05/05/23	$19,964
EUR	928,000	USD	997,903	HSBC Bank	05/10/23	25,111
USD	5,401,739	CHF	4,787,000	State Street Bank and Trust	05/15/23	38,923
USD	97,144	DKK	653,000	Citibank, N.A.	05/22/23	481
USD	10,233,008	HKD	80,216,000	Bank of America Corp.	05/25/23	4,082
USD	15,021,774	JPY	1,975,764,000	Australia & New Zealand Banking Group Ltd.	06/29/23	392,125
USD	514,650	ILS	1,842,000	HSBC Bank	06/30/23	6,055
USD	4,526,842	AUD	6,700,000	Citibank, N.A.	07/12/23	80,087

Total Appreciation						$566,828
USD	1,961,288	SEK	20,243,000	Citibank, N.A.	05/08/23	$(13,161)
USD	19,976,164	EUR	18,832,000	State Street Bank and Trust	05/10/23	(783,958)
USD	1,675,864	DKK	11,531,000	HSBC Bank	05/22/23	(31,050)
USD	9,023,309	GBP	7,255,000	State Street Bank and Trust	05/25/23	(98,878)
USD	652,843	SGD	877,000	Citibank, N.A.	06/01/23	(5,067)
USD	4,496,583	CAD	6,197,000	Bank of America Corp.	06/14/23	(81,266)

Total (Depreciation)						$(1,013,380)

Total Appreciation
(Depreciation)						$(446,552)

As of April 30, 2023, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	18	06/16/23	$3,590,742	$3,769,650	$178,908

Total Futures Contracts			$3,590,742	$3,769,650	$178,908

60

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$277,209,037	—	—	$277,209,037
Forward Currency Contracts**	—	$(446,552)	—	(446,552)
Futures Contracts**	178,908	—	—	178,908

TOTAL	$277,387,945	$(446,552)	—	$276,941,393

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

61

EMERGING MARKETS PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$4,490,468,063

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$4,490,468,063

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

62

EMERGING MARKETS SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$3,981,866,951

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$3,981,866,951

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

63

EMERGING MARKETS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$10,448,656,771

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$10,448,656,771

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

64

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.1%)
BRAZIL — (3.8%)
Petroleo Brasileiro SA	16,003,488	$85,571,399	0.4%
Vale SA	12,398,050	179,962,877	0.8%
Other Securities		654,833,667	2.6%

TOTAL BRAZIL		920,367,943	3.8%

CHILE — (0.5%)
Other Securities		126,087,912	0.5%

CHINA — (27.8%)
* Alibaba Group Holding Ltd.	19,206,500	203,082,281	0.9%
* Alibaba Group Holding Ltd., Sponsored ADR	2,168,694	183,666,695	0.8%
Bank of China Ltd., Class H	204,333,702	81,602,285	0.4%
China Construction Bank Corp., Class H	325,242,302	217,432,930	0.9%
China Merchants Bank Co. Ltd., Class H	15,550,646	75,064,875	0.3%
China Petroleum & Chemical Corp., Class H	129,282,400	84,733,635	0.4%
China Resources Land Ltd.	13,780,610	64,172,928	0.3%
Industrial & Commercial Bank of China Ltd., Class H	176,952,725	95,201,272	0.4%
Kweichow Moutai Co. Ltd., Class A	204,274	52,000,266	0.2%
Lenovo Group Ltd.	49,656,000	50,801,846	0.2%
Li Ning Co. Ltd.	7,365,083	52,672,246	0.2%
NetEase, Inc.	2,741,900	48,812,404	0.2%
NetEase, Inc., ADR	521,292	46,462,756	0.2%
PetroChina Co. Ltd., Class H	111,446,000	77,414,227	0.3%
Ping An Insurance Group Co. of China Ltd., Class H	20,726,000	151,206,959	0.6%
Tencent Holdings Ltd.	13,749,800	610,712,649	2.5%
* Vipshop Holdings Ltd., ADR	3,599,304	56,509,073	0.3%
Yum China Holdings, Inc.	1,340,150	81,990,377	0.4%
Other Securities		4,536,377,754	18.4%

TOTAL CHINA		6,769,917,458	27.9%

COLOMBIA — (0.1%)
Other Securities		22,166,289	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		36,577,372	0.1%

EGYPT — (0.0%)
Other Securities		7,381,104	0.0%

GREECE — (0.3%)
Other Securities		83,233,548	0.3%

HONG KONG — (0.0%)
Other Securities		643,963	0.0%

HUNGARY — (0.2%)
Other Securities		37,660,116	0.2%

INDIA — (15.6%)
Axis Bank Ltd.	6,691,329	70,633,009	0.3%

65

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
INDIA — (Continued)
Bharti Airtel Ltd.	6,629,720	$64,868,134	0.3%
HDFC Bank Ltd.	4,794,497	99,100,762	0.4%
Housing Development Finance Corp. Ltd.	1,745,202	59,342,287	0.3%
ICICI Bank Ltd., Sponsored ADR	4,255,233	96,806,551	0.4%
Infosys Ltd.	7,880,895	121,614,971	0.5%
ITC Ltd.	9,263,717	48,381,852	0.2%
Larsen & Toubro Ltd.	1,746,787	50,549,443	0.2%
Reliance Industries Ltd.	5,101,117	151,451,061	0.6%
Tata Consultancy Services Ltd.	2,162,337	85,378,729	0.4%
Other Securities		2,951,319,317	12.0%

TOTAL INDIA		3,799,446,116	15.6%

INDONESIA — (2.1%)
Other Securities		500,723,057	2.1%

KUWAIT — (0.1%)
Other Securities		12,862,707	0.1%

MALAYSIA — (1.6%)
Other Securities		384,850,738	1.6%

MEXICO — (2.7%)
# America Movil SAB de CV, ADR	3,735,424	80,274,261	0.3%
Grupo Financiero Banorte SAB de CV, Class O	5,777,265	50,068,876	0.2%
Grupo Mexico SAB de CV, Class B	9,174,577	44,868,909	0.2%
Other Securities		490,588,364	2.0%

TOTAL MEXICO		665,800,410	2.7%

PERU — (0.1%)
Other Securities		19,799,320	0.1%

PHILIPPINES — (0.8%)
Other Securities		197,766,070	0.8%

POLAND — (0.9%)
Other Securities		212,405,281	0.9%

QATAR — (0.7%)
Other Securities		159,186,947	0.7%

SAUDI ARABIA — (3.9%)
Al Rajhi Bank	3,431,557	70,827,152	0.3%
Saudi Basic Industries Corp.	1,943,245	48,081,051	0.2%
Saudi Telecom Co.	3,951,662	47,562,098	0.2%
Other Securities		791,617,674	3.2%

TOTAL SAUDI ARABIA		958,087,975	3.9%

SOUTH AFRICA — (3.5%)
FirstRand Ltd.	12,783,113	45,051,162	0.2%
# Gold Fields Ltd., Sponsored ADR	3,519,305	54,760,386	0.2%
MTN Group Ltd.	7,490,086	52,608,909	0.2%
Other Securities		694,965,934	2.9%

TOTAL SOUTH AFRICA		847,386,391	3.5%

66

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (12.1%)
Hyundai Motor Co.	345,694	$51,207,403	0.2%
Kia Corp.	938,136	59,415,218	0.3%
POSCO Holdings, Inc.	206,037	58,309,427	0.3%
Samsung Electronics Co. Ltd.	15,000,936	738,107,336	3.1%
SK Hynix, Inc.	2,150,179	144,671,534	0.6%
Other Securities		1,880,884,298	7.6%

TOTAL SOUTH KOREA		2,932,595,216	12.1%

TAIWAN — (17.0%)
Hon Hai Precision Industry Co. Ltd.	20,204,403	68,847,474	0.3%
MediaTek, Inc.	3,709,823	80,665,796	0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	41,439,652	678,598,897	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3,191,292	269,025,916	1.1%
# United Microelectronics Corp.	35,252,441	56,698,468	0.3%
Other Securities		2,979,402,965	12.1%

TOTAL TAIWAN		4,133,239,516	17.0%

THAILAND — (2.3%)
Other Securities		548,877,402	2.3%

TURKEY — (0.9%)
Other Securities		226,146,243	0.9%

UNITED ARAB EMIRATES — (1.0%)
Other Securities		253,604,838	1.0%

UNITED STATES — (0.0%)
Other Securities		5,902,542	0.0%

TOTAL COMMON STOCKS		23,862,716,474	98.2%

MUTUAL FUNDS — (0.0%)
UNITED STATES — (0.0%)
Other Security		237,244	0.0%

TOTAL MUTUAL FUNDS		237,244	0.0%

PREFERRED STOCKS — (1.0%)
BRAZIL — (1.0%)
Petroleo Brasileiro SA	22,001,222	104,540,872	0.4%
Other Securities		136,874,378	0.6%

TOTAL BRAZIL		241,415,250	1.0%

CHILE — (0.0%)
Other Securities		3,276,069	0.0%

COLOMBIA — (0.0%)
Other Securities		5,047,740	0.0%

INDIA — (0.0%)
Other Security		888,453	0.0%

67

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
PHILIPPINES — (0.0%)
Other Security		$828,649	0.0%

SOUTH KOREA — (0.0%)
Other Securities		42,134	0.0%

TOTAL PREFERRED STOCKS		251,498,295	1.0%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		180,492	0.0%

KUWAIT — (0.0%)
Other Security		29,259	0.0%

MALAYSIA — (0.0%)
Other Security		134,042	0.0%

TAIWAN — (0.0%)
Other Securities		165,592	0.0%

THAILAND — (0.0%)
Other Securities		10,777	0.0%

TOTAL RIGHTS/WARRANTS		520,162	0.0%

TOTAL INVESTMENT SECURITIES (Cost $19,302,537,037)		24,114,972,175

			Percentage
		Value†	of Net Assets»
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	18,125,179	209,653,948	0.9%

TOTAL INVESTMENTS—(100.0%) (Cost $19,512,178,448)		$24,324,626,123	100.1%

As of April 30, 2023, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	1,076	06/16/23	$216,277,449	$225,341,300	$9,063,851

Total Futures Contracts			$216,277,449	$225,341,300	$9,063,851

68

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$916,433,908	$3,934,035	—	$920,367,943
Chile	31,602,305	94,485,607	—	126,087,912
China	609,753,251	6,148,158,194	$12,006,013	6,769,917,458
Colombia	21,413,526	752,763	—	22,166,289
Czech Republic	—	36,577,372	—	36,577,372
Egypt	83,994	7,297,110	—	7,381,104
Greece	490,713	82,742,835	—	83,233,548
Hong Kong	—	643,963	—	643,963
Hungary	—	37,660,116	—	37,660,116
India.	154,924,004	3,643,278,741	1,243,371	3,799,446,116
Indonesia	12,767,409	487,474,644	481,004	500,723,057
Kuwait	11,278,045	1,584,662	—	12,862,707
Malaysia	—	384,850,738	—	384,850,738
Mexico	663,226,462	2,573,948	—	665,800,410
Peru	19,799,320	—	—	19,799,320
Philippines	2,680,915	194,481,013	604,142	197,766,070
Poland	—	212,405,281	—	212,405,281
Qatar	—	159,186,947	—	159,186,947
Saudi Arabia	1,504,721	956,579,448	3,806	958,087,975
South Africa	119,371,022	728,015,369	—	847,386,391
South Korea	55,183,171	2,875,286,643	2,125,402	2,932,595,216
Taiwan	276,258,387	3,856,751,849	229,280	4,133,239,516
Thailand	513,361,667	35,515,735	—	548,877,402
Turkey	32,683	226,113,560	—	226,146,243
United Arab Emirates	—	253,604,838	—	253,604,838
United States	—	5,902,542	—	5,902,542
Preferred Stocks
Brazil	241,107,825	307,425	—	241,415,250
Chile	—	3,276,069	—	3,276,069
Colombia	5,047,740	—	—	5,047,740
India	—	888,453	—	888,453
Philippines	—	828,649	—	828,649
South Korea	11,215	30,919	—	42,134
Rights/Warrants
Brazil	—	180,492	—	180,492
Kuwait	—	29,259	—	29,259
Malaysia	—	134,042	—	134,042
Taiwan	—	165,592	—	165,592
Thailand	—	10,777	—	10,777
Mutual Funds	237,244	—	—	237,244
Securities Lending Collateral	—	209,653,948	—	209,653,948
Futures Contracts**	9,063,851	—	—	9,063,851

TOTAL	$3,665,633,378	$20,651,363,578	$16,693,018^	$24,333,689,974

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

69

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (99.2%)
BRAZIL — (3.7%)
Cosan SA	176,951	$531,442	0.3%
Vibra Energia SA	193,005	510,780	0.2%
Other Securities		7,119,703	3.2%

TOTAL BRAZIL		8,161,925	3.7%

CHILE — (0.4%)
Other Securities		838,251	0.4%

CHINA — (24.1%)
China Gas Holdings Ltd.	531,000	683,115	0.3%
China National Building Material Co. Ltd., Class H	788,000	591,244	0.3%
Geely Automobile Holdings Ltd.	1,008,000	1,251,375	0.6%
Kingsoft Corp. Ltd.	164,200	721,778	0.3%
Kunlun Energy Co. Ltd.	720,000	667,445	0.3%
Sinopharm Group Co. Ltd., Class H	263,200	932,327	0.4%
* Tencent Music Entertainment Group, ADR	87,413	647,730	0.3%
* Vipshop Holdings Ltd., ADR	58,456	917,759	0.4%
Wharf Holdings Ltd.	220,000	503,054	0.3%
Other Securities		46,369,207	20.9%

TOTAL CHINA		53,285,034	24.1%

COLOMBIA — (0.0%)
Other Securities		99,956	0.0%

GREECE — (0.5%)
Other Securities		1,146,674	0.5%

HONG KONG — (0.0%)
Other Security		4,525	0.0%

INDIA — (16.8%)
Bharat Electronics Ltd.	428,979	542,499	0.3%
Cholamandalam Investment & Finance Co. Ltd.	54,401	583,383	0.3%
Cipla Ltd.	57,388	639,104	0.3%
Dr Reddy’s Laboratories Ltd., ADR	14,776	893,357	0.4%
GAIL India Ltd.	419,667	551,370	0.3%
Hero MotoCorp Ltd.	16,291	511,147	0.2%
Shriram Finance Ltd.	42,671	697,483	0.3%
Tata Consumer Products Ltd.	79,524	742,143	0.4%
UPL Ltd.	78,979	715,726	0.3%
Other Securities		31,343,397	14.0%

TOTAL INDIA		37,219,609	16.8%

INDONESIA — (2.0%)
Other Securities		4,430,960	2.0%

KUWAIT — (0.2%)
Other Securities		552,614	0.3%

70

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
MALAYSIA — (1.8%)
Other Securities		$3,951,131	1.8%
MEXICO — (2.6%)
* Cemex SAB de CV, Sponsored ADR	169,345	1,016,070	0.5%
Other Securities		4,662,082	2.1%

TOTAL MEXICO		5,678,152	2.6%

PHILIPPINES — (0.7%)
Other Securities		1,613,129	0.7%

POLAND — (0.9%)
Other Securities		1,970,853	0.9%

QATAR — (0.8%)
Other Securities		1,842,655	0.8%

SAUDI ARABIA — (4.5%)
Arab National Bank	122,794	900,404	0.4%
Banque Saudi Fransi	76,160	790,249	0.4%
* Dar Al Arkan Real Estate Development Co.	114,864	495,838	0.2%
Etihad Etisalat Co.	69,362	855,474	0.4%
Sahara International Petrochemical Co.	66,578	694,205	0.3%
* Saudi Kayan Petrochemical Co.	156,893	532,616	0.3%
Yanbu National Petrochemical Co.	43,428	521,393	0.3%
Other Securities		5,056,183	2.1%

TOTAL SAUDI ARABIA		9,846,362	4.4%

SOUTH AFRICA — (3.4%)
Aspen Pharmacare Holdings Ltd.	60,599	606,524	0.3%
Nedbank Group Ltd.	75,530	872,578	0.4%
Old Mutual Ltd.	784,328	498,912	0.2%
Sibanye Stillwater Ltd.	301,746	667,110	0.3%
Other Securities		4,952,759	2.2%

TOTAL SOUTH AFRICA		7,597,883	3.4%

SOUTH KOREA — (12.3%)
DB Insurance Co. Ltd.	8,646	543,501	0.3%
Other Securities		26,702,202	12.0%

TOTAL SOUTH KOREA		27,245,703	12.3%

TAIWAN — (19.0%)
Asia Cement Corp.	427,000	611,580	0.3%
AUO Corp.	1,236,000	686,471	0.3%
Catcher Technology Co. Ltd.	120,000	707,894	0.3%
Chang Hwa Commercial Bank Ltd.	844,887	489,961	0.2%
# Compal Electronics, Inc.	784,000	611,832	0.3%
Far Eastern New Century Corp.	586,000	609,136	0.3%
Innolux Corp.	1,704,005	746,491	0.4%
Lite-On Technology Corp.	252,000	603,671	0.3%
Nanya Technology Corp.	224,000	496,450	0.2%
Pegatron Corp.	366,000	835,268	0.4%
Shin Kong Financial Holding Co. Ltd.	2,555,698	698,486	0.3%
Taishin Financial Holding Co. Ltd.	2,000,532	1,128,651	0.5%

71

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TAIWAN — (Continued)
Taiwan Business Bank	1,108,105	$503,647	0.2%
# Walsin Lihwa Corp.	437,607	710,652	0.3%
Wistron Corp.	526,000	797,268	0.4%
Other Securities		31,670,528	14.2%

TOTAL TAIWAN		41,907,986	18.9%

THAILAND — (2.2%)
Other Securities		4,845,262	2.2%

TURKEY — (1.2%)
Other Securities		2,545,010	1.2%

UNITED ARAB EMIRATES — (2.1%)
Aldar Properties PJSC	394,150	581,366	0.3%
Emaar Properties PJSC	918,486	1,489,105	0.7%
Other Securities.		2,461,957	1.0%

TOTAL UNITED ARAB EMIRATES		4,532,428	2.0%

TOTAL COMMON STOCKS		219,316,102	99.0%

PREFERRED STOCKS — (0.4%)
BRAZIL — (0.4%)
Other Securities		732,602	0.3%

INDIA — (0.0%)
Other Security		43,278	0.0%

PHILIPPINES — (0.0%)
Other Security		14,740	0.0%

TOTAL PREFERRED STOCKS		790,620	0.3%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		7,900	0.0%

TOTAL INVESTMENT SECURITIES (Cost $211,269,629)		220,114,622

		Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	76,824	888,621	0.4%

TOTAL INVESTMENTS—(100.0%) (Cost $212,158,098)		$221,003,243	99.7%

72

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

As of April 30, 2023, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	7	06/16/23	$1,400,251	$1,465,975	$65,724

Total Futures Contracts			$1,400,251	$1,465,975	$65,724

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$7,952,826	$209,099	—	$8,161,925
Chile	46,271	791,980	—	838,251
China	3,002,491	50,069,861	$212,682	53,285,034
Colombia	99,956	—	—	99,956
Greece	—	1,146,674	—	1,146,674
Hong Kong	4,525	—	—	4,525
India	917,969	36,256,534	45,106	37,219,609
Indonesia	—	4,425,980	4,980	4,430,960
Kuwait	460,282	92,332	—	552,614
Malaysia	—	3,951,131	—	3,951,131
Mexico	5,283,226	394,926	—	5,678,152
Philippines	—	1,600,747	12,382	1,613,129
Poland	—	1,970,853	—	1,970,853
Qatar	—	1,842,655	—	1,842,655
Saudi Arabia	22,222	9,824,140	—	9,846,362
South Africa	217,952	7,379,931	—	7,597,883
South Korea	56,486	27,160,553	28,664	27,245,703
Taiwan	—	41,900,236	7,750	41,907,986
Thailand	4,692,839	152,423	—	4,845,262
Turkey	—	2,545,010	—	2,545,010
United Arab Emirates	—	4,525,483	6,945	4,532,428
Preferred Stocks
Brazil	732,602	—	—	732,602
India	—	43,278	—	43,278
Philippines	—	14,740	—	14,740
Rights/Warrants
Brazil	—	7,900	—	7,900
Securities Lending Collateral	—	888,621	—	888,621
Futures Contracts**	65,724	—	—	65,724

TOTAL	$23,555,371	$197,195,087	$318,509^	$221,068,967

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

73

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.0%)
BRAZIL — (5.8%)
Petroleo Brasileiro SA	322,824	$1,726,155	0.4%
Petroleo Brasileiro SA, Sponsored ADR	104,989	996,346	0.2%
Petroleo Brasileiro SA, Sponsored ADR	74,958	796,054	0.2%
Vale SA, Sponsored ADR	284,909	4,105,539	0.8%
Other Securities		22,391,513	4.2%

TOTAL BRAZIL		30,015,607	5.8%

CHILE — (0.7%)
Other Securities		3,859,370	0.7%

COLOMBIA — (0.2%)
Other Securities		844,091	0.2%

CZECH REPUBLIC — (0.2%)
Other Securities		863,740	0.2%

EGYPT — (0.0%)
Other Security		159,521	0.0%

GREECE — (0.6%)
Other Securities		3,122,151	0.6%

HUNGARY — (0.2%)
Other Securities		1,115,629	0.2%

INDIA — (20.9%)
Axis Bank Ltd.	178,821	1,887,617	0.4%
Bharti Airtel Ltd.	211,161	2,066,093	0.4%
HDFC Bank Ltd.	160,699	3,321,598	0.7%
Housing Development Finance Corp. Ltd.	38,469	1,308,065	0.3%
ICICI Bank Ltd., Sponsored ADR	114,676	2,608,879	0.5%
Infosys Ltd.	262,038	4,043,671	0.8%
ITC Ltd.	278,792	1,456,054	0.3%
Kotak Mahindra Bank Ltd.	50,514	1,199,103	0.2%
Larsen & Toubro Ltd.	52,864	1,529,806	0.3%
Mahindra & Mahindra Ltd.	91,611	1,376,325	0.3%
Ω Reliance Industries Ltd., GDR	44,787	2,669,305	0.5%
Tata Consultancy Services Ltd.	51,622	2,038,268	0.4%
* Tata Motors Ltd.	190,196	1,133,625	0.2%
Tata Steel Ltd.	1,088,156	1,443,311	0.3%
Other Securities		80,223,156	15.3%

TOTAL INDIA		108,304,876	20.9%

INDONESIA — (2.9%)
Bank Central Asia Tbk PT	1,930,600	1,194,754	0.3%
Bank Mandiri Persero Tbk PT	3,617,900	1,278,927	0.3%
Bank Rakyat Indonesia Persero Tbk PT	4,715,300	1,643,184	0.3%
Other Securities		11,186,872	2.1%

TOTAL INDONESIA		15,303,737	3.0%

74

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
KUWAIT — (0.5%)
Other Securities		$2,820,662	0.5%

MALAYSIA — (2.2%)
Other Securities		11,515,002	2.2%

MEXICO — (3.4%)
# America Movil SAB de CV, ADR	100,860	2,167,481	0.4%
Grupo Financiero Banorte SAB de CV, Class O	234,185	2,029,573	0.4%
Other Securities		13,368,740	2.6%

TOTAL MEXICO		17,565,794	3.4%

PERU — (0.1%)
Other Securities		410,759	0.1%

PHILIPPINES — (1.0%)
Other Securities		5,231,757	1.0%

POLAND — (1.3%)
Other Securities		6,804,549	1.3%

QATAR — (1.3%)
Qatar National Bank QPSC	357,229	1,512,631	0.3%
Other Securities		5,077,377	1.0%

TOTAL QATAR		6,590,008	1.3%

SAUDI ARABIA — (5.2%)
Al Rajhi Bank	105,354	2,174,501	0.4%
* Saudi Arabian Mining Co.	62,228	1,164,086	0.2%
Ω Saudi Arabian Oil Co.	136,357	1,314,353	0.3%
Saudi Basic Industries Corp.	47,222	1,168,398	0.2%
Saudi National Bank	86,804	1,139,273	0.2%
Saudi Telecom Co.	119,598	1,439,478	0.3%
Other Securities		18,759,413	3.7%

TOTAL SAUDI ARABIA		27,159,502	5.3%

SOUTH AFRICA — (4.8%)
FirstRand Ltd.	407,207	1,435,108	0.3%
Gold Fields Ltd., Sponsored ADR	92,937	1,446,100	0.3%
MTN Group Ltd.	191,668	1,346,239	0.3%
Other Securities		20,638,200	3.9%

TOTAL SOUTH AFRICA		24,865,647	4.8%

SOUTH KOREA — (16.7%)
Hyundai Motor Co.	11,053	1,637,273	0.3%
KB Financial Group, Inc.	38,362	1,423,852	0.3%
Kia Corp.	33,121	2,097,661	0.4%
LG Electronics, Inc.	14,329	1,176,668	0.3%
POSCO Holdings, Inc.	5,449	1,542,092	0.3%
Samsung Electronics Co. Ltd.	287,600	14,151,095	2.8%
Ω Samsung Electronics Co. Ltd., GDR	4,189	5,169,226	1.0%
Shinhan Financial Group Co. Ltd.	45,221	1,183,904	0.3%
SK Hynix, Inc.	63,257	4,256,151	0.8%

75

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$53,925,308	10.2%

TOTAL SOUTH KOREA		86,563,230	16.7%

TAIWAN — (23.4%)
China Steel Corp.	1,210,000	1,147,607	0.2%
CTBC Financial Holding Co. Ltd.	1,856,000	1,368,129	0.3%
Hon Hai Precision Industry Co. Ltd.	643,000	2,191,053	0.4%
MediaTek, Inc.	131,000	2,848,443	0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,583,000	25,922,565	5.0%
United Microelectronics Corp.	840,000	1,351,019	0.3%
Other Securities		86,728,360	16.7%

TOTAL TAIWAN		121,557,176	23.5%

THAILAND — (3.0%)
Other Securities		15,424,376	3.0%

TURKEY — (1.4%)
Other Securities		7,098,269	1.4%

UNITED ARAB EMIRATES — (2.2%)
Emaar Properties PJSC	959,166	1,555,058	0.3%
Emirates Telecommunications Group Co. PJSC	234,115	1,532,506	0.3%
Other Securities		8,231,420	1.6%

TOTAL UNITED ARAB EMIRATES		11,318,984	2.2%

TOTAL COMMON STOCKS		508,514,437	98.3%

MUTUAL FUNDS — (0.0%)
UNITED STATES — (0.0%)
Other Security		7,954	0.0%

TOTAL MUTUAL FUNDS		7,954	0.0%

PREFERRED STOCKS — (1.2%)
BRAZIL — (1.2%)
Itau Unibanco Holding SA	233,500	1,213,425	0.3%
Petroleo Brasileiro SA	393,214	1,868,393	0.4%
Other Securities		2,792,299	0.5%

TOTAL BRAZIL		5,874,117	1.2%

CHILE — (0.0%)
Other Securities		76,142	0.0%

COLOMBIA — (0.0%)
Other Securities		53,960	0.0%

INDIA — (0.0%)
Other Security		72,483	0.0%

TOTAL PREFERRED STOCKS		6,076,702	1.2%

76

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		$8,988	0.0%

KUWAIT — (0.0%)
Other Security		7,490	0.0%

TAIWAN — (0.0%)
Other Securities		6,429	0.0%

TOTAL RIGHTS/WARRANTS		22,907	0.0%

TOTAL INVESTMENT SECURITIES (Cost $538,854,379)		514,622,000

			Percentage
		Value†	of Net Assets
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	361,428	4,180,636	0.8%

TOTAL INVESTMENTS—(100.0%) (Cost $543,034,341)		$518,802,636	100.3%

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$29,693,702	$321,905	—	$30,015,607
Chile	1,302,659	2,556,711	—	3,859,370
Colombia	840,934	3,157	—	844,091
Czech Republic	—	863,740	—	863,740
Egypt	159,521	—	—	159,521
Greece	24,702	3,097,449	—	3,122,151
Hungary	—	1,115,629	—	1,115,629
India	7,882,009	100,403,578	$19,289	108,304,876
Indonesia	44,394	15,255,026	4,317	15,303,737
Kuwait	2,553,687	266,975	—	2,820,662
Malaysia	—	11,515,002	—	11,515,002
Mexico	17,565,794	—	—	17,565,794
Peru	410,759	—	—	410,759
Philippines	161,211	5,070,546	—	5,231,757
Poland	—	6,804,549	—	6,804,549
Qatar	—	6,590,008	—	6,590,008
Saudi Arabia	30,119	27,129,383	—	27,159,502
South Africa	3,332,227	21,533,420	—	24,865,647
South Korea	5,390,599	81,152,163	20,468	86,563,230
Taiwan	732,684	120,822,248	2,244	121,557,176
Thailand	14,171,352	1,253,024	—	15,424,376
Turkey	—	7,098,269	—	7,098,269
United Arab Emirates	—	11,318,984	—	11,318,984
Preferred Stocks
Brazil	5,858,229	15,888	—	5,874,117
Chile	—	76,142	—	76,142

77

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Colombia	$53,960	—	—	$53,960
India	—	$72,483	—	72,483
Rights/Warrants
Brazil	—	8,988	—	8,988
Kuwait	—	7,490	—	7,490
Taiwan	—	6,429	—	6,429
Mutual Funds	7,954	—	—	7,954
Securities Lending Collateral	—	4,180,636	—	4,180,636

TOTAL	$90,216,496	$428,539,822	$46,318^	$518,802,636

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

78

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio*	International Core Equity Portfolio*	Global Small Company Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$88,163	$10,794,163
Investment Securities at Value (including $330,620, $1,836,732, $0 and $0 of securities on loan, respectively)	$5,599,568	$30,091,466	—	—
Temporary Cash Investments at Value & Cost	—	—	—	97,013
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $309,141, $1,647,914, $0 and $0, respectively)	309,153	1,647,995	—	—
Segregated Cash for Futures Contracts	2,016	14,247	—	—
Foreign Currencies at Value	42,646	306,305	—	—
Cash	1,296	12,074	152	1,739
Receivables:
Investment Securities Sold	4,997	58,033	—	—
Dividends, Interest and Tax Reclaims	37,311	214,390	—	373
Securities Lending Income	481	2,715	—	—
Fund Shares Sold	2,052	13,739	17	6,060
Futures Margin Variation	313	2,210	—	4,277
Prepaid Expenses and Other Assets	56	190	12	100

Total Assets	5,999,889	32,363,364	88,344	10,903,725

LIABILITIES:
Payables:
Upon Return of Securities Loaned	309,228	1,648,420	—	—
Investment Securities Purchased	10	35,265	105	—
Fund Shares Redeemed	4,046	23,971	—	7,547
Due to Advisor	651	4,999	11	2,219
Accrued Expenses and Other Liabilities	289	1,693	6	243

Total Liabilities	314,224	1,714,348	122	10,009

NET ASSETS	$5,685,665	$30,649,016	$88,222	$10,893,716

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,685,665; $30,649,016; $88,222 and $10,893,716 and shares outstanding of 222,248,506, 2,064,813,238, 6,661,977 and 578,706,980, respectively	$25.58	$14.84	$13.24	$18.82

NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	100,000,000	3,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$81,286	N/A

Investment Securities at Cost	$3,951,623	$24,623,656	N/A	N/A

Foreign Currencies at Cost	$42,536	$310,799	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$4,478,762	$25,930,395	$80,687	$9,937,777
Total Distributable Earnings (Loss)	1,206,903	4,718,621	7,535	955,939

NET ASSETS	$5,685,665	$30,649,016	$88,222	$10,893,716

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

79

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$247,275	$222,331	$22,402	$764,083
Receivables:
Fund Shares Sold	5	—	—	2
Prepaid Expenses and Other Assets	13	12	11	13

Total Assets	247,293	222,343	22,413	764,098

LIABILITIES:
Payables:
Fund Shares Redeemed	3	7	—	—
Due to Advisor	51	45	5	155
Accrued Expenses and Other Liabilities	20	20	4	19

Total Liabilities	74	72	9	174

NET ASSETS	$247,219	$222,271	$22,404	$763,924

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $247,219; $222,271; $22,404 and $763,924 and shares outstanding of 11,645,536, 12,338,534, 902,674 and 25,743,038, respectively	$21.23	$18.01	$24.82	$29.67

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$232,337	$268,358	$24,802	$661,532
Total Distributable Earnings (Loss)	14,882	(46,087)	(2,398)	102,392

NET ASSETS	$247,219	$222,271	$22,404	$763,924

See accompanying Notes to Financial Statements.

80

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio*	DFA Global Real Estate Securities Portfolio*	DFA International Small Cap Value Portfolio*	International Vector Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$2,849,471	—	—
Investment Securities at Value (including $197,666, $161,633, $386,862 and $215,844 of securities on loan, respectively)	$4,637,187	5,132,152	$10,941,548	$3,253,564
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $193,208, $165,747, $343,040 and $193,879, respectively)	193,234	165,777	343,084	193,882
Segregated Cash for Futures Contracts	1,613	—	6,160	1,411
Foreign Currencies at Value	27,176	—	114,118	34,220
Cash	5,432	—	2,756	655
Receivables:
Investment Securities Sold	13,256	14,742	7,213	6,670
Dividends, Interest and Tax Reclaims	32,172	3,454	100,592	24,405
Securities Lending Income	188	31	518	361
Fund Shares Sold	292	6,765	1,869	1,118
Futures Margin Variation	482	—	869	219
Unrealized Gain on Foreign Currency Contracts	20	—	22	7
Prepaid Expenses and Other Assets	37	81	94	46

Total Assets	4,911,089	8,172,473	11,518,843	3,516,558

LIABILITIES:
Payables:
Upon Return of Securities Loaned	193,402	165,774	343,077	193,901
Investment Securities Purchased	—	—	2,058	5,907
Fund Shares Redeemed	15,479	18,506	5,799	924
Due to Advisor	920	659	3,561	811
Line of Credit	—	2,755	—	—
Accrued Expenses and Other Liabilities	213	367	1,402	290

Total Liabilities	210,014	188,061	355,897	201,833

NET ASSETS	$4,701,075	$7,984,412	$11,162,946	$3,314,725

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $4,701,075; $7,984,412; $11,162,946 and $3,314,725 and shares outstanding of 1,235,729,434, 804,192,188, 544,898,634 and 255,932,055, respectively	$3.80	$9.93	$20.49	$12.95

NUMBER OF SHARES AUTHORIZED	4,000,000,000	3,000,000,000	4,600,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$3,390,835	$—	$—

Investment Securities at Cost	$4,971,349	$4,656,800	$9,793,073	$2,676,153

Foreign Currencies at Cost	$27,179	$—	$115,487	$34,440

NET ASSETS CONSIST OF:
Paid-In Capital	$6,150,122	$8,170,043	$9,743,051	$2,679,992
Total Distributable Earnings (Loss)	(1,449,047)	(185,631)	1,419,895	634,733

NET ASSETS	$4,701,075	$7,984,412	$11,162,946	$3,314,725

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

81

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	International High Relative Profitability Portfolio*	World ex U.S. Value Portfolio	World ex U.S. Core Equity Portfolio*	World ex U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$253,705	—	—
Investment Securities at Value (including $173,502, $0, $203,323 and $4,373 of securities on loan, respectively)	$1,716,669	—	$3,628,687	$681,945
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $176,681, $0, $173,967 and $1,106, respectively)	176,705	—	173,966	1,106
Segregated Cash for Futures Contracts	33	—	1,848	56
Foreign Currencies at Value	4,715	—	36,760	1,946
Cash	1,534	—	5,318	77
Receivables:
Investment Securities Sold	1,413	—	4,264	1,480
Dividends, Interest and Tax Reclaims	9,021	—	21,410	4,430
Securities Lending Income	132	—	305	16
Fund Shares Sold	414	116	788	401
Futures Margin Variation	71	—	287	8
Unrealized Gain on Foreign Currency Contracts	—	—	5	—
Prepaid Expenses and Other Assets	44	12	42	29

Total Assets	1,910,751	253,833	3,873,680	691,494

LIABILITIES:
Payables:
Upon Return of Securities Loaned	176,725	—	174,029	1,107
Investment Securities Purchased	3,789	—	5,095	271
Fund Shares Redeemed	2,317	71	1,299	199
Due to Advisor	356	28	753	224
Line of Credit	—	25	—	382
Unrealized Loss on Foreign Currency Contracts	14	—	—	—
Deferred Taxes Payable	—	—	6,252	701
Accrued Expenses and Other Liabilities	165	33	547	196

Total Liabilities	183,366	157	187,975	3,080

NET ASSETS	$1,727,385	$253,676	$3,685,705	$688,414

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,727,385; $253,676; $3,685,705 and $688,414 and shares outstanding of 141,102,763, 21,034,911, 297,658,489 and 51,970,930, respectively	$12.24	$12.06	$12.38	$13.25

NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	1,500,000,000	1,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$216,767	$—	$—

Investment Securities at Cost	$1,448,936	N/A	$3,119,553	$654,593

Foreign Currencies at Cost	$4,715	$—	$37,046	$1,943

NET ASSETS CONSIST OF:
Paid-In Capital	$1,505,142	$224,830	$3,204,073	$671,790
Total Distributable Earnings (Loss)	222,243	28,846	481,632	16,624

NET ASSETS	$1,727,385	$253,676	$3,685,705	$688,414

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

82

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,044,123	$277,209	$4,490,468	$3,981,867
Temporary Cash Investments at Value & Cost	271	—	—	—
Segregated Cash for Futures Contracts	—	202	—	—
Cash	—	4,091	—	—
Receivables:
Dividends and Interest	2	—	—	—
Fund Shares Sold	75	26	3,660	691
Futures Margin Variation	—	32	—	—
Unrealized Gain on Forward Currency Contracts	—	566	—	—
Prepaid Expenses and Other Assets	20	14	42	38
Total Assets	1,044,491	282,140	4,494,170	3,982,596

LIABILITIES:
Payables:
Investment Securities/Affiliated Investment Companies Purchased	79	—	—	—
Fund Shares Redeemed	428	174	1,407	744
Due to Advisor	50	9	704	1,048
Unrealized Loss on Forward Currency Contracts	—	1,013	—	—
Accrued Expenses and Other Liabilities	35	12	193	150

Total Liabilities	592	1,208	2,304	1,942

NET ASSETS	$1,043,899	$280,932	$4,491,866	$3,980,654

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,043,899; $280,932; $4,491,866 and $3,980,654 and shares outstanding of 52,183,086, 15,373,896, 170,117,500 and 187,307,912, respectively	$20.00	$18.27	$26.40	$21.25

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$756,025	$173,567	N/A	N/A

NET ASSETS CONSIST OF:
Paid-In Capital	$774,455	$177,273	$3,026,906	$3,686,736
Total Distributable Earnings (Loss)	269,444	103,659	1,464,960	293,918

NET ASSETS	$1,043,899	$280,932	$4,491,866	$3,980,654

See accompanying Notes to Financial Statements.

83

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Value Portfolio	Emerging Markets Core Equity Portfolio*	Emerging Markets Targeted Value Portfolio*	Emerging Markets ex China Core Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$10,448,657	—	—	—
Investment Securities at Value (including $0, $898,497, $5,480 and $6,785 of securities on loan, respectively)	—	$24,114,972	$220,115	$514,622
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $209,641, $888 and $4,180, respectively)	—	209,654	889	4,181
Segregated Cash for Futures Contracts	—	12,051	78	—
Foreign Currencies at Value	—	244,243	1,381	1,527
Cash	—	21,169	113	4,593
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	15,329	753	47
Dividends and Interest	—	62,961	402	1,587
Securities Lending Income	—	3,025	24	13
Fund Shares Sold	3,192	13,506	67	740
Futures Margin Variation	—	1,869	12	—
Unrealized Gain on Foreign Currency Contracts	—	4	—	—
Prepaid Expenses and Other Assets	71	197	15	16

Total Assets	10,451,920	24,698,980	223,849	527,326

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	209,770	890	4,180
Investment Securities/Affiliated Investment Companies Purchased	—	28,034	196	4,162
Fund Shares Redeemed	9,269	9,224	39	1,324
Due to Advisor	2,397	6,606	95	117
Unrealized Loss on Foreign Currency Contracts	—	1	—	—
Deferred Taxes Payable	—	140,639	997	—
Accrued Expenses and Other Liabilities	467	5,865	62	230

Total Liabilities	12,133	400,139	2,279	10,013

NET ASSETS	$10,439,787	$24,298,841	$221,570	$517,313

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $17,850; $0; $0 and $0 and shares outstanding of 645,170, 0, 0 and 0, respectively	$27.67	N/A	N/A	N/A

NUMBER OF SHARES AUTHORIZED	200,000,000	N/A	N/A	N/A

Institutional Class Shares — based on net assets of $10,421,937; $24,298,841; $221,570 and $517,313 and shares outstanding of 374,122,884, 1,143,876,194, 21,360,203 and 59,964,994, respectively	$27.86	$21.24	$10.37	$8.63

NUMBER OF SHARES AUTHORIZED	3,000,000,000	5,000,000,000	500,000,000	500,000,000

Investment Securities at Cost	N/A	$19,302,537	$211,270	$538,854

Foreign Currencies at Cost	$—	$242,160	$1,382	$1,527

NET ASSETS CONSIST OF:
Paid-In Capital	$10,808,675	$22,072,448	$207,868	$565,227
Total Distributable Earnings (Loss)	(368,888)	2,226,393	13,702	(47,914)

NET ASSETS	$10,439,787	$24,298,841	$221,570	$517,313

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

84

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	Large Cap International Portfolio#	International Core Equity Portfolio#	Global Small Company Portfolio*	International Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $52 and $15,814, respectively)	—	—	$479	$152,975
Income from Securities Lending	—	—	29	5,693
Expenses Allocated from Affiliated Investment Companies	—	—	(29)	(6,170)

Income Distributions Received from Affiliated Investment Companies	—	—	321	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	800	152,498

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $8,738, $49,787, $0 and $0, respectively)	$87,291	$483,925	—	—
Income from Securities Lending	1,508	10,350	—	—

Total Fund Investment Income	88,799	494,275	—	—

Fund Expenses
Investment Management Fees	3,771	29,158	153	13,024
Accounting & Transfer Agent Fees	425	2,350	9	672
Custodian Fees	209	1,167	1	—
Filing Fees	44	233	9	81
Shareholders’ Reports	60	244	3	239
Directors’/Trustees’ Fees & Expenses	21	115	—	42
Professional Fees	35	189	—	45
Previously Waived Fees Recovered by Advisor (Note C)	—	—	6	—
Other	91	502	1	55

Total Fund Expenses	4,656	33,958	182	14,158

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	98	—
Fees Paid Indirectly (Note C)	197	394	—	—

Net Expenses	4,459	33,564	84	14,158

Net Investment Income (Loss)	84,340	460,711	716	138,340

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities.	—	—	1,921	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(11,022)	(7,753)	—	—
Affiliated Investment Companies Shares Sold	14	71	(335)	—
Transactions Allocated from Affiliated Investment Company**	—	—	83	46,873
Futures	4,681	6,001	—	6,269
Foreign Currency Transactions	2,643	14,301	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	980,906	5,215,894	—	—
Affiliated Investment Companies Shares	106	689	(2,257)	—
Transactions Allocated from Affiliated Investment Company	—	—	5,632	1,733,187
Futures	29	6,702	—	1,864
Translation of Foreign Currency-Denominated Amounts	996	7,384	—	—

Net Realized and Unrealized Gain (Loss)	978,353	5,243,289	5,044	1,788,193

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,062,693	$5,704,000	$5,760	$1,926,533

**	Net of foreign capital gain taxes withheld of $0, $0, $14 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

85

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $444, $58, $2 and $1,435, respectively)	$3,993	$4,024	$340	$9,625
Income from Securities Lending	89	326	3	399
Expenses Allocated from Affiliated Investment Companies	(155)	(142)	(12)	(437)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	3,927	4,208	331	9,587

Fund Expenses
Investment Management Fees	450	400	37	1,253
Accounting & Transfer Agent Fees	25	27	2	65
Filing Fees	10	9	9	10
Shareholders’ Reports	4	3	3	4
Directors’/Trustees’ Fees & Expenses	2	1	—	3
Professional Fees	1	1	—	3
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	1
Other	1	2	—	2

Total Fund Expenses	493	443	51	1,341

Fees Waived, Expenses Reimbursed by Advisor (Note C)	129	115	11	359

Net Expenses	364	328	40	982

Net Investment Income (Loss)	3,563	3,880	291	8,605

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	7,071	(1,566)	(117)	1,315
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	37,377	28,177	4,452	147,741

Net Realized and Unrealized Gain (Loss)	44,448	26,611	4,335	149,056

Net Increase (Decrease) in Net Assets Resulting from Operations	$48,011	$30,491	$4,626	$157,661

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

86

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	DFA International Real Estate Securities Portfolio#	DFA Global Real Estate Securities Portfolio#	DFA International Small Cap Value Portfolio#	International Vector Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies	—	$4,940	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	4,940	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $14,646, $0, $20,344 and $5,918, respectively)	$100,035	97,927	$195,845	$52,795
Income from Securities Lending	2,127	181	2,640	1,320

Total Fund Investment Income	102,162	98,108	198,485	54,115

Fund Expenses
Investment Management Fees	5,591	7,832	20,973	4,774
Accounting & Transfer Agent Fees	243	655	846	313
Custodian Fees	261	18	940	210
Filing Fees	28	72	87	71
Shareholders’ Reports	36	156	132	39
Directors’/Trustees’ Fees & Expenses	19	33	42	13
Professional Fees	32	37	82	21
Other	96	83	191	58

Total Fund Expenses	6,306	8,886	23,293	5,499

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	3,434	—	—
Fees Paid Indirectly (Note C)	245	18	191	144

Net Expenses	6,061	5,434	23,102	5,355

Net Investment Income (Loss)	96,101	97,614	175,383	48,760

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	8,561	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(156,158)	5,149	313,703	56,797
Affiliated Investment Companies Shares Sold	11	8,752	(20)	1
Futures	1,433	957	4,667	502
Foreign Currency Transactions	2,008	—	7,507	1,520
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	607,172	47,006	1,692,031	518,978
Affiliated Investment Companies Shares	103	326,427	164	69
Futures	(1,155)	(1,144)	1,053	719
Translation of Foreign Currency-Denominated Amounts	1,571	—	2,030	519

Net Realized and Unrealized Gain (Loss)	454,985	395,708	2,021,135	579,105

Net Increase (Decrease) in Net Assets Resulting from Operations	$551,086	$493,322	$2,196,518	$627,865

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

87

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	International High Relative Profitability Portfolio#	World ex U.S. Value Portfolio*	World ex U.S. Core Equity Portfolio#	World ex U.S. Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $499, $0 and $0, respectively)	—	$4,523	—	—
Income from Securities Lending	—	72	—	—
Expenses Allocated from Affiliated Investment Companies	—	(204)	—	—

Income Distributions Received from Affiliated Investment Companies	—	188	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	4,579	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $2,778, $0, $6,001 and $1,070, respectively)	$25,652	—	$53,989	$9,679
Income from Securities Lending	542	—	1,326	90

Total Fund Investment Income	26,194	—	55,315	9,769

Fund Expenses
Investment Management Fees	2,131	381	4,394	1,302
Accounting & Transfer Agent Fees	179	10	299	76
Custodian Fees	83	—	426	170
Filing Fees	31	11	23	24
Shareholders’ Reports	43	5	38	17
Directors’/Trustees’ Fees & Expenses	7	1	14	3
Professional Fees	11	1	44	19
Other	67	1	67	14

Total Fund Expenses	2,552	410	5,305	1,625

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	221	—	—
Fees Paid Indirectly (Note C)	19	—	35	14

Net Expenses	2,533	189	5,270	1,611

Net Investment Income (Loss)	23,661	4,390	50,045	8,158

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	221	—	(7,089)	(2,120)
Affiliated Investment Companies Shares Sold	(11)	8	(3)	—
Transactions Allocated from Affiliated Investment Company**	—	348	—	—
Futures	134	—	1,181	128
Foreign Currency Transactions	564	—	1,662	119
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	312,704	—	592,913	113,390
Affiliated Investment Companies Shares	66	3,749	71	1
Transactions Allocated from Affiliated Investment Company	—	33,551	—	—
Futures	13	—	637	3
Translation of Foreign Currency-Denominated Amounts	312	—	521	84

Net Realized and Unrealized Gain (Loss)	314,003	37,656	589,893	111,605

Net Increase (Decrease) in Net Assets Resulting from Operations	$337,664	$42,046	$639,938	$119,763

**	Net of foreign capital gain taxes withheld of $0, $59, $131 and $88, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

88

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $6,629 and $4,780, respectively)	—	$82	$61,294	$37,267
Income from Securities Lending	—	—	1,804	5,668
Expenses Allocated from Affiliated Investment Companies	—	—	(3,184)	(4,940)

Income Distributions Received from Affiliated Investment Companies	$6,922	1,947	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	6,922	2,029	59,914	37,995

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $0, respectively)	7	3	—	—

Total Fund Investment Income	7	3	—	—

Fund Expenses
Investment Management Fees	1,096	332	6,366	10,065
Accounting & Transfer Agent Fees	68	26	279	250
Custodian Fees	1	1	—	—
Filing Fees	14	12	57	27
Shareholders’ Reports	8	7	81	45
Directors’/Trustees’ Fees & Expenses	4	1	18	15
Professional Fees	4	1	19	16
Previously Waived Fees Recovered by Advisor (Note C)	9	—	—	—
Other	10	1	12	11

Total Fund Expenses	1,214	381	6,832	10,429

Fees Waived, Expenses Reimbursed by Advisor (Note C)	870	275	2,195	3,871
Fees Paid Indirectly (Note C)	—	1	—	—

Net Expenses	344	105	4,637	6,558

Net Investment Income (Loss)	6,585	1,927	55,277	31,437

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	13,934	4,198	—	—
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(3,308)	3,792	—	—
Transactions Allocated from Affiliated Investment Company**	—	—	(17,705)	60,799
Futures	—	(106)	—	—
Forward Currency Contracts	—	(3,602)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	94,126	21,881	—	—
Transactions Allocated from Affiliated Investment Company	—	—	638,337	472,830
Futures	—	311	—	—
Forward Currency Contracts	—	(551)	—	—

Net Realized and Unrealized Gain (Loss)	104,752	25,923	620,632	533,629

Net Increase (Decrease) in Net Assets Resulting from Operations	$111,337	$27,850	$675,909	$565,066

**	Net of foreign capital gain taxes withheld of $0, $0, $1,897 and $5,229, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

89

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	Emerging Markets Value Portfolio*	Emerging Markets Core Equity Portfolio#	Emerging Markets Targeted Value Portfolio#	Emerging Markets ex China Core Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $15,938, $0, $0 and $0, respectively)	$160,669	—	—	—
Interest	269	—	—	—
Income from Securities Lending	3,867	—	—	—
Expenses Allocated from Affiliated Investment Companies	(7,382)	—	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	157,423	—	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $34,122, $302 and $939, respectively)	—	$317,191	$2,210	$7,440
Income from Securities Lending	—	16,523	148	84

Total Fund Investment Income	—	333,714	2,358	7,524

Fund Expenses
Investment Management Fees	19,589	38,903	549	778
Accounting & Transfer Agent Fees	490	1,893	24	42
Custodian Fees	—	5,433	95	242
Shareholder Servicing Fees
Class R2 Shares	20	—	—	—
Filing Fees	68	185	16	25
Shareholders’ Reports	92	319	10	10
Directors’/Trustees’ Fees & Expenses	42	95	1	2
Professional Fees	42	194	13	9
Organizational & Offering Costs	—	—	—	4
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	37
Other	28	431	5	28

Total Fund Expenses	20,371	47,453	713	1,177

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	163
Class R2 Shares	8	—	—	—
Institutional Class Shares	5,147	—	—	—
Fees Paid Indirectly (Note C)	—	824	19	22

Net Expenses	15,216	46,629	694	992

Net Investment Income (Loss)	142,207	287,085	1,664	6,532

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	(239,832)	7,055	(6,780)
Affiliated Investment Companies Shares Sold	—	6	—	—
Transactions Allocated from Affiliated Investment Company**	(18,504)	—	—	—
Futures	—	8,352	100	356
Foreign Currency Transactions	—	3,294	(12)	49
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	3,740,464	21,975	52,187
Affiliated Investment Companies Shares	—	189	2	4
Transactions Allocated from Affiliated Investment Company	1,521,423	—	—	—
Futures	—	3,333	66	—
Translation of Foreign Currency-Denominated Amounts	—	277	3	5

Net Realized and Unrealized Gain (Loss)	1,502,919	3,516,083	29,189	45,821

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,645,126	$3,803,168	$30,853	$52,353

**	Net of foreign capital gain taxes withheld of $8,450, $6,847, $262 and $9, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

90

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		Global Small Company Portfolio***
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$84,340	$173,632	$460,711	$1,015,999	$716	$1,497
Capital Gain Distributions Received from Investment Securities	—	—	—	—	1,921	3,071
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(11,022)	(72,788)	(7,753)	425,701	—	—
Affiliated Investment Companies Shares Sold	14	(41)	71	(333)	(335)	(1,418)
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	83	(2,875)
Futures	4,681	(12,682)	6,001	(44,185)	—	34
Foreign Currency Transactions	2,643	(5,948)	14,301	(47,812)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	980,906	(1,377,779)	5,215,894	(9,090,912)	—	—
Affiliated Investment Companies Shares	106	(125)	689	(769)	(2,257)	(7,951)
Transactions Allocated from Affiliated Investment Company	—	—	—	—	5,632	(8,701)
Futures	29	(202)	6,702	(3,107)	—	—
Translation of Foreign Currency-Denominated Amounts	996	(977)	7,384	(7,919)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,062,693	(1,296,910)	5,704,000	(7,753,337)	5,760	(16,343)

Distributions:
Institutional Class Shares	(38,334)	(180,306)	(163,375)	(1,137,900)	(1,067)	(3,556)
Capital Share Transactions (1):
Shares Issued	443,438	1,451,460	1,773,748	6,677,971	6,009	23,030
Shares Issued in Lieu of Cash Distributions	35,229	166,053	157,186	1,093,925	1,067	3,556
Shares Redeemed	(638,039)	(1,351,800)	(3,030,749)	(7,302,036)	(6,467)	(23,398)

Net Increase (Decrease) from Capital Share Transactions	(159,372)	265,713	(1,099,815)	469,860	609	3,188

Total Increase (Decrease) in Net Assets	864,987	(1,211,503)	4,440,810	(8,421,377)	5,302	(16,711)
Net Assets
Beginning of Period	4,820,678	6,032,181	26,208,206	34,629,583	82,920	99,631

End of Period	$5,685,665	$4,820,678	$30,649,016	$26,208,206	$88,222	$82,920

(1) Shares Issued and Redeemed:
Shares Issued	18,686	60,402	126,798	474,529	449	1,720
Shares Issued in Lieu of Cash Distributions	1,484	7,097	11,364	80,934	82	241
Shares Redeemed	(26,867)	(56,865)	(218,008)	(529,452)	(490)	(1,759)

Net Increase (Decrease) from Shares Issued and Redeemed	(6,697)	10,634	(79,846)	26,011	41	202

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $14, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $22, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

91

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small Company Portfolio***		Japanese Small Company Portfolio***		Asia Pacific Small Company Portfolio***
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2023	2022	2023	2022	2023	2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$138,340	$316,287	$3,563	$7,212	$3,880	$12,767
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	46,873	164,767	7,071	12,397	(1,566)	14,514
Futures	6,269	(19,889)	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	1,733,187	(3,930,327)	37,377	(107,385)	28,177	(124,402)
Futures	1,864	271	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,926,533	(3,468,891)	48,011	(87,776)	30,491	(97,121)

Distributions:
Institutional Class Shares	(231,761)	(851,167)	(15,684)	(18,487)	(23,333)	(42,269)
Capital Share Transactions (1):
Shares Issued	860,205	2,335,205	5,848	25,594	3,567	4,042
Shares Issued in Lieu of Cash Distributions	227,044	834,024	15,682	18,485	23,330	42,264
Shares Redeemed	(1,208,400)	(2,994,929)	(74,189)	(50,102)	(41,986)	(58,204)

Net Increase (Decrease) from Capital Share Transactions	(121,151)	174,300	(52,659)	(6,023)	(15,089)	(11,898)

Total Increase (Decrease) in Net Assets	1,573,621	(4,145,758)	(20,332)	(112,286)	(7,931)	(151,288)
Net Assets
Beginning of Period	9,320,095	13,465,853	267,551	379,837	230,202	381,490

End of Period	$10,893,716	$9,320,095	$247,219	$267,551	$222,271	$230,202

(1) Shares Issued and Redeemed:
Shares Issued	48,154	123,348	289	1,240	200	194
Shares Issued in Lieu of Cash Distributions	12,883	41,490	793	765	1,295	1,874
Shares Redeemed	(67,515)	(157,815)	(3,755)	(2,408)	(2,390)	(2,997)

Net Increase (Decrease) from Shares Issued and Redeemed	(6,478)	7,023	(2,673)	(403)	(895)	(929)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

92

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio***		Continental Small Company Portfolio***		DFA International Real Estate Securities Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended Apr 30,	Ended Oct 31,	Ended Apr 30,	Ended Oct 31,	Ended Apr 30,	Ended Oct 31,
	2023	2022	2023	2022	2023	2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$291	$1,003	$8,605	$20,054	$96,101	$199,913
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	—	—	(156,158)	(97,218)
Affiliated Investment Companies Shares Sold	—	—	—	—	11	(101)
Transactions Allocated from Affiliated Investment Company*,**	(117)	(2,989)	1,315	(26,021)	—	—
Futures	—	—	—	—	1,433	(4,273)
Foreign Currency Transactions	—	—	—	—	2,008	(5,807)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	—	—	607,172	(1,783,196)
Affiliated Investment Companies Shares	—	—	—	—	103	(106)
Transactions Allocated from Affiliated Investment Company	4,452	(9,155)	147,741	(261,540)	—	—
Futures	—	—	—	—	(1,155)	171
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	1,571	(1,176)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,626	(11,141)	157,661	(267,507)	551,086	(1,691,793)

Distributions:
Institutional Class Shares	(73)	(1,908)	(4,016)	(37,480)	—	(447,007)
Capital Share Transactions (1):
Shares Issued	1,556	2,169	3,230	69,996	316,025	1,001,675
Shares Issued in Lieu of Cash Distributions	73	1,908	4,016	37,477	—	444,430
Shares Redeemed	(2,176)	(16,763)	(13,290)	(53,922)	(618,184)	(842,621)

Net Increase (Decrease) from Capital Share Transactions	(547)	(12,686)	(6,044)	53,551	(302,159)	603,484

Total Increase (Decrease) in Net Assets	4,006	(25,735)	147,601	(251,436)	248,927	(1,535,316)
Net Assets
Beginning of Period	18,398	44,133	616,323	867,759	4,452,148	5,987,464

End of Period	$22,404	$18,398	$763,924	$616,323	$4,701,075	$4,452,148

(1) Shares Issued and Redeemed:
Shares Issued	69	97	117	2,142	85,213	242,147
Shares Issued in Lieu of Cash Distributions	3	71	149	1,270	—	96,826
Shares Redeemed	(94)	(634)	(478)	(2,058)	(166,569)	(209,429)

Net Increase (Decrease) from Shares Issued and Redeemed	(22)	(466)	(212)	1,354	(81,356)	129,544

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

93

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2023	2022	2023	2022	2023	2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$97,614	$397,376	$175,383	$357,490	$48,760	$105,563
Capital Gain Distributions Received from Investment Securities	8,561	8,517	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	5,149	71,264	313,703	16,007	56,797	(2,689)
Affiliated Investment Companies Shares Sold	8,752	196,468	(20)	9	1	(9)
Futures	957	174	4,667	(36,186)	502	(3,680)
Foreign Currency Transactions	—	—	7,507	(19,023)	1,520	(5,208)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	47,006	(1,350,594)	1,692,031	(2,899,988)	518,978	(921,097)
Affiliated Investment Companies Shares	326,427	(1,630,271)	164	(167)	69	(86)
Futures	(1,144)	1,144	1,053	(1,079)	719	(387)
Translation of Foreign Currency-Denominated Amounts	—	—	2,030	(2,550)	519	(575)

Net Increase (Decrease) in Net Assets Resulting from Operations	493,322	(2,305,922)	2,196,518	(2,585,487)	627,865	(828,168)

Distributions:
Institutional Class Shares	(427,031)	(480,433)	(110,253)	(516,572)	(23,893)	(187,309)
Capital Share Transactions (1):
Shares Issued	1,033,059	2,104,042	450,483	2,106,642	122,346	877,531
Shares Issued in Lieu of Cash Distributions	409,942	461,594	95,489	455,244	23,723	186,180
Shares Redeemed	(1,395,953)	(2,445,794)	(1,133,991)	(2,579,838)	(318,247)	(882,093)

Net Increase (Decrease) from Capital Share Transactions	47,048	119,842	(588,019)	(17,952)	(172,178)	181,618

Total Increase (Decrease) in Net Assets	113,339	(2,666,513)	1,498,246	(3,120,011)	431,794	(833,859)
Net Assets
Beginning of Period	7,871,073	10,537,586	9,664,700	12,784,711	2,882,931	3,716,790

End of Period	$7,984,412	$7,871,073	$11,162,946	$9,664,700	$3,314,725	$2,882,931

(1) Shares Issued and Redeemed:
Shares Issued	104,042	180,469	23,507	109,457	10,153	73,372
Shares Issued in Lieu of Cash Distributions	40,790	35,644	5,148	23,531	1,985	14,949
Shares Redeemed	(138,704)	(210,655)	(58,842)	(135,322)	(26,368)	(74,366)

Net Increase (Decrease) from Shares Issued and Redeemed	6,128	5,458	(30,187)	(2,334)	(14,230)	13,955

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

94

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International High Relative Profitability Portfolio		World ex U.S. Value Portfolio***		World ex U.S. Core Equity Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2023	2022	2023	2022	2023	2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$23,661	$63,382	$4,390	$9,610	$50,045	$118,511
Capital Gain Distributions Received from Investment Securities	—	—	—	195	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	221	(55,920)	—	—	(7,089)	77,983
Affiliated Investment Companies Shares Sold	(11)	(25)	8	636	(3)	(24)
Transactions Allocated from Affiliated Investment Company*,**	—	—	348	(201)	—	—
Futures	134	291	—	(44)	1,181	(3,864)
Foreign Currency Transactions	564	(936)	—	—	1,662	(4,896)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	312,704	(536,106)	—	—	592,913	(1,093,022)
Affiliated Investment Companies Shares	66	(47)	3,749	(6,125)	71	(95)
Transactions Allocated from Affiliated Investment Company	—	—	33,551	(42,768)	—	—
Futures	13	—	—	—	637	(167)
Translation of Foreign Currency-Denominated Amounts	312	(283)	—	—	521	(568)

Net Increase (Decrease) in Net Assets Resulting from Operations	337,664	(529,644)	42,046	(38,697)	639,938	(906,142)

Distributions:
Institutional Class Shares	(14,593)	(79,006)	(2,752)	(10,666)	(29,995)	(119,142)
Capital Share Transactions (1):
Shares Issued	104,382	699,881	41,605	40,039	196,827	732,628
Shares Issued in Lieu of Cash Distributions	14,240	77,582	2,631	10,666	29,861	118,577
Shares Redeemed	(320,942)	(745,903)	(24,113)	(115,749)	(272,986)	(793,027)

Net Increase (Decrease) from Capital Share Transactions	(202,320)	31,560	20,123	(65,044)	(46,298)	58,178

Total Increase (Decrease) in Net Assets	120,751	(577,090)	59,417	(114,407)	563,645	(967,106)
Net Assets
Beginning of Period	1,606,634	2,183,724	194,259	308,666	3,122,060	4,089,166

End of Period	$1,727,385	$1,606,634	$253,676	$194,259	$3,685,705	$3,122,060

(1) Shares Issued and Redeemed:
Shares Issued	9,077	57,992	3,719	3,535	16,722	60,965
Shares Issued in Lieu of Cash Distributions	1,207	6,680	234	952	2,538	10,302
Shares Redeemed	(27,969)	(64,934)	(2,086)	(9,687)	(23,237)	(65,101)

Net Increase (Decrease) from Shares Issued and Redeemed	(17,685)	(262)	1,867	(5,200)	(3,977)	6,166

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $59 and $131, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $75 and $223, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

95

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Targeted Value Portfolio		World Core Equity Portfolio		Selectively Hedged Global Equity Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2023	2022	2023	2022	2023	2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$8,158	$20,671	$6,585	$22,962	$1,927	$6,856
Capital Gain Distributions Received from Investment Securities	—	—	13,934	16,695	4,198	6,687
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(2,120)	(12,143)	—	—	—	—
Affiliated Investment Companies Shares Sold	—	(1)	(3,308)	(8,828)	3,792	3,300
Futures	128	174	—	(6)	(106)	(251)
Foreign Currency Transactions	119	(839)	—	—	—	—
Forward Currency Contracts	—	—	—	—	(3,602)	11,432
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	113,390	(177,379)	—	—	—	—
Affiliated Investment Companies Shares	1	(1)	94,126	(213,117)	21,881	(71,420)
Futures	3	(46)	—	—	311	(234)
Translation of Foreign Currency-Denominated Amounts	84	71	—	—	—	—
Forward Currency Contracts	—	—	—	—	(551)	(243)

Net Increase (Decrease) in Net Assets Resulting from Operations	119,763	(169,493)	111,337	(182,294)	27,850	(43,873)

Distributions:
Institutional Class Shares.	(4,713)	(56,676)	(20,214)	(31,168)	(24,285)	(21,529)
Capital Share Transactions (1):
Shares Issued	53,480	303,674	53,547	287,694	14,273	39,834
Shares Issued in Lieu of Cash Distributions	4,706	56,609	17,647	30,117	24,140	21,408
Shares Redeemed	(52,379)	(340,881)	(67,435)	(244,046)	(31,754)	(73,839)

Net Increase (Decrease) from Capital Share Transactions	5,807	19,402	3,759	73,765	6,659	(12,597)

Total Increase (Decrease) in Net Assets	120,857	(206,767)	94,882	(139,697)	10,224	(77,999)
Net Assets
Beginning of Period	567,557	774,324	949,017	1,088,714	270,708	348,707

End of Period	$688,414	$567,557	$1,043,899	$949,017	$280,932	$270,708

(1) Shares Issued and Redeemed:
Shares Issued	4,293	24,012	2,760	14,000	791	2,058
Shares Issued in Lieu of Cash Distributions	376	4,258	918	1,512	1,379	1,017
Shares Redeemed	(4,200)	(27,420)	(3,510)	(11,765)	(1,762)	(3,709)

Net Increase (Decrease) from Shares Issued and Redeemed	469	850	168	3,747	408	(634)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $88, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $429, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

96

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio***		Emerging Markets Small Cap Portfolio***		Emerging Markets Value Portfolio***
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2023	2022	2023	2022	2023	2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$55,277	$156,764	$31,437	$114,895	$142,207	$530,555
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	(17,705)	17,009	60,799	98,361	(18,504)	351,369
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	638,337	(1,618,027)	472,830	(1,298,644)	1,521,423	(3,262,606)

Net Increase (Decrease) in Net Assets Resulting from Operations	675,909	(1,444,254)	565,066	(1,085,388)	1,645,126	(2,380,682)

Distributions:
Class R2 Shares	—	—	—	—	(222)	(643)
Institutional Class Shares	(51,785)	(372,779)	(101,833)	(329,169)	(161,236)	(558,273)

Total Distributions	(51,785)	(372,779)	(101,833)	(329,169)	(161,458)	(558,916)

Capital Share Transactions (1):
Shares Issued	323,990	1,486,746	202,951	598,832	542,592	1,872,666
Shares Issued in Lieu of Cash Distributions	50,062	359,767	95,003	308,292	154,654	536,547
Shares Redeemed	(445,091)	(2,315,886)	(292,442)	(1,096,582)	(1,354,208)	(3,128,244)

Net Increase (Decrease) from Capital Share Transactions	(71,039)	(469,373)	5,512	(189,458)	(656,962)	(719,031)

Total Increase (Decrease) in Net Assets	553,085	(2,286,406)	468,745	(1,604,015)	826,706	(3,658,629)
Net Assets
Beginning of Period	3,938,781	6,225,187	3,511,909	5,115,924	9,613,081	13,271,710

End of Period	$4,491,866	$3,938,781	$3,980,654	$3,511,909	$10,439,787	$9,613,081

(1) Shares Issued and Redeemed:
Shares Issued	12,509	53,138	9,686	26,598	20,086	64,891
Shares Issued in Lieu of Cash Distributions	1,945	12,564	4,620	13,241	5,762	19,778
Shares Redeemed	(17,257)	(81,119)	(14,197)	(49,181)	(50,396)	(106,929)

Net Increase (Decrease) from Shares Issued and Redeemed	(2,803)	(15,417)	109	(9,342)	(24,548)	(22,260)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $1,897, $5,229 and $8,450, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $4,859, $9,037 and $11,422, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

97

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core Equity Portfolio		Emerging Markets Targeted Value Portfolio		Emerging Markets ex China Core Equity Portfolio Ʊ
						Period
						Nov 15,
	Six Months	Year	Six Months	Year	Six Months	2021 Ʊ
	Ended	Ended	Ended	Ended	Ended	to
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2023	2022	2023	2022	2023	2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$287,085	$883,592	$1,664	$5,721	$6,532	$11,116
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(239,832)	75,499	7,055	5,284	(6,780)	(19,163)
Affiliated Investment Companies Shares Sold	6	(37)	—	(1)	—	—
Futures	8,352	(37,872)	100	(135)	356	(495)
Foreign Currency Transactions	3,294	(25,138)	(12)	(127)	49	(256)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,740,464	(8,179,321)	21,975	(60,418)	52,187	(76,418)
Affiliated Investment Companies Shares	189	(254)	2	(1)	4	(3)
Futures	3,333	(2,325)	66	(54)	—	—
Translation of Foreign Currency-Denominated Amounts	277	(7)	3	259	5	(1)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,803,168	(7,285,863)	30,853	(49,472)	52,353	(85,220)

Distributions:
Institutional Class Shares	(218,791)	(942,726)	(8,593)	(22,133)	(3,675)	(10,224)
Capital Share Transactions (1):
Shares Issued	2,118,821	7,057,849	22,620	87,606	117,197	729,801
Shares Issued in Lieu of Cash Distributions	208,476	895,345	8,389	21,501	3,353	9,316
Shares Redeemed	(2,581,408)	(7,911,399)	(21,625)	(82,497)	(76,362)	(219,226)

Net Increase (Decrease) from Capital Share Transactions	(254,111)	41,795	9,384	26,610	44,188	519,891

Total Increase (Decrease) in Net Assets	3,330,266	(8,186,794)	31,644	(44,995)	92,866	424,447
Net Assets
Beginning of Period	20,968,575	29,155,369	189,926	234,921	424,447	—

End of Period	$24,298,841	$20,968,575	$221,570	$189,926	$517,313	$424,447

(1) Shares Issued and Redeemed:
Shares Issued	102,716	315,242	2,233	8,132	13,934	79,414
Shares Issued in Lieu of Cash Distributions	10,180	43,699	836	1,847	401	1,143
Shares Redeemed	(125,741)	(361,196)	(2,153)	(7,430)	(9,065)	(25,861)

Net Increase (Decrease) from Shares Issued and Redeemed	(12,845)	(2,255)	916	2,549	5,270	54,696

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $6,847, $262 and $9, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $11,895, $349 and $6, respectively.
Ʊ	The Portfolio commenced operations on November 15, 2021.

See accompanying Notes to Financial Statements.

98

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio							International Core Equity Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$21.06		$27.63	$20.90	$22.78	$21.29	$23.52	$12.22		$16.35	$12.08	$13.19	$12.65	$14.23

Income from Investment Operations (A)
Net Investment Income (Loss)	0.37		0.78	0.70	0.49	0.70	0.66	0.22		0.47	0.40	0.28	0.41	0.38
Net Gains (Losses) on Securities (Realized and Unrealized)	4.32		(6.54)	6.70	(1.87)	1.47	(2.25)	2.48		(4.07)	4.24	(1.11)	0.53	(1.60)

Total from Investment Operations	4.69		(5.76)	7.40	(1.38)	2.17	(1.59)	2.70		(3.60)	4.64	(0.83)	0.94	(1.22)

Less Distributions:
Net Investment Income	(0.17)		(0.81)	(0.67)	(0.50)	(0.68)	(0.64)	(0.08)		(0.53)	(0.37)	(0.28)	(0.40)	(0.36)

Total Distributions	(0.17)		(0.81)	(0.67)	(0.50)	(0.68)	(0.64)	(0.08)		(0.53)	(0.37)	(0.28)	(0.40)	(0.36)

Net Asset Value, End of Period	$25.58		$21.06	$27.63	$20.90	$22.78	$21.29	$14.84		$12.22	$16.35	$12.08	$13.19	$12.65

Total Return	22.33	%(B)	(21.12%)	35.55%	(6.05%)	10.38%	(6.97%)	22.12	%(B)	(22.29%)	38.56%	(6.32%)	7.67%	(8.79%)

Net Assets, End of Period (thousands)	$5,685,665		$4,820,678	$6,032,181	$4,700,488	$5,356,475	$4,587,406	$30,649,016		$26,208,206	$34,629,583	$24,965,561	$30,559,427	$27,174,589
Ratio of Expenses to Average Net Assets	0.17	%(C)	0.17%	0.19%	0.22%	0.23%	0.23%	0.23	%(C)	0.24%	0.25%	0.30%	0.29%	0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17	%(C)	0.17%	0.19%	0.23%	0.24%	0.23%	0.23	%(C)	0.24%	0.25%	0.30%	0.31%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.13	%(C)	3.17%	2.65%	2.31%	3.22%	2.78%	3.16	%(C)	3.27%	2.56%	2.24%	3.21%	2.67%
Portfolio Turnover Rate	4	%(B)	9%	14%	19%	7%	8%	3	%(B)	11%	8%	4%	6%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

99

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Small Company Portfolio							International Small Company Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$12.52		$15.52	$10.50	$11.07	$10.73	$11.53	$15.93		$23.29	$16.84	$18.21	$18.46	$21.52

Income from Investment Operations (A)
Net Investment Income (Loss)	0.11		0.23	0.22	0.15	0.18	0.19	0.24		0.54	0.41	0.33	0.43	0.46
Net Gains (Losses) on Securities (Realized and Unrealized)	0.77		(2.68)	4.97	(0.55)	0.27	(0.75)	3.05		(6.44)	6.42	(0.93)	0.58	(2.41)

Total from Investment Operations	0.88		(2.45)	5.19	(0.40)	0.45	(0.56)	3.29		(5.90)	6.83	(0.60)	1.01	(1.95)

Less Distributions:
Net Investment Income	(0.16)		(0.25)	(0.17)	(0.17)	(0.11)	(0.17)	(0.19)		(0.67)	(0.38)	(0.37)	(0.44)	(0.44)
Net Realized Gains	—		(0.30)	—	—	—	(0.07)	(0.21)		(0.79)	—	(0.40)	(0.82)	(0.67)

Total Distributions	(0.16)		(0.55)	(0.17)	(0.17)	(0.11)	(0.24)	(0.40)		(1.46)	(0.38)	(0.77)	(1.26)	(1.11)

Net Asset Value, End of Period	$13.24		$12.52	$15.52	$10.50	$11.07	$10.73	$18.82		$15.93	$23.29	$16.84	$18.21	$18.46

Total Return	7.06	%(B)	(16.32%)	49.81%	(3.75%)	4.29%	(5.02%)	20.82	%(B)	(26.55%)	40.83%	(3.64%)	6.44%	(9.54%)

Net Assets, End of Period (thousands)	$88,222		$82,920	$99,631	$43,568	$41,286	$31,380	$10,893,716		$9,320,095	$13,465,853	$10,148,132	$12,750,110	$12,656,204
Ratio of Expenses to Average Net Assets *(D)	0.42	%(C)	0.44%	0.47%	0.47%	0.49%	0.49%	0.39	%(C)	0.41%	0.46%	0.53%	0.54%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(D)	0.64	%(C)	0.66%	0.71%	0.85%	0.93%	0.90%	0.39	%(C)	0.41%	0.46%	0.53%	0.54%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.64	%(C)	1.66%	1.49%	1.50%	1.69%	1.58%	2.66	%(C)	2.79%	1.90%	1.96%	2.44%	2.18%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.21	%(C)	0.22%	0.24%	0.27%	0.27%	0.26%	0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

100

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio							Asia Pacific Small Company Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$18.69		$25.80	$23.39	$24.89	$25.70	$28.56	$17.39		$26.94	$20.13	$21.11	$20.83	$23.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.28		0.48	0.44	0.40	0.45	0.43	0.31		0.84	0.75	0.75	0.77	0.84
Net Gains (Losses) on Securities (Realized and Unrealized)	3.35		(6.33)	2.51	(0.91)	0.37	(2.59)	2.07		(7.40)	6.74	(0.77)	0.19	(2.76)

Total from Investment Operations	3.63		(5.85)	2.95	(0.51)	0.82	(2.16)	2.38		(6.56)	7.49	(0.02)	0.96	(1.92)

Less Distributions:
Net Investment Income	(0.26)		(0.53)	(0.54)	(0.61)	(0.28)	(0.70)	(0.75)		(1.07)	(0.68)	(0.96)	(0.68)	(0.96)
Net Realized Gains	(0.83)		(0.73)	—	(0.38)	(1.35)	—	(1.01)		(1.92)	—	—	—	—

Total Distributions	(1.09)		(1.26)	(0.54)	(0.99)	(1.63)	(0.70)	(1.76)		(2.99)	(0.68)	(0.96)	(0.68)	(0.96)

Net Asset Value, End of Period	$21.23		$18.69	$25.80	$23.39	$24.89	$25.70	$18.01		$17.39	$26.94	$20.13	$21.11	$20.83

Total Return	19.85	%(B)	(23.79%)	12.66%	(2.32%)	4.01%	(7.82%)	13.69	%(B)	(26.90%)	37.81%	(0.23%)	4.81%	(8.51%)

Net Assets, End of Period (thousands)	$247,219		$267,551	$379,837	$466,696	$640,068	$622,650	$222,271		$230,202	$381,490	$378,682	$340,649	$346,335
Ratio of Expenses to Average Net Assets (E)	0.40	%(C)	0.42%	0.47%	0.54%	0.55%	0.53%	0.41	%(C)	0.42%	0.48%	0.54%	0.57%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (E)	0.50	%(C)	0.52%	0.57%	0.64%	0.65%	0.63%	0.51	%(C)	0.52%	0.58%	0.64%	0.67%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.77	%(C)	2.24%	1.69%	1.74%	1.91%	1.49%	3.39	%(C)	3.95%	3.01%	3.92%	3.65%	3.57%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

101

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio							Continental Small Company Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$19.89		$31.72	$21.35	$27.85	$26.95	$32.67	$23.75		$35.27	$23.82	$24.84	$24.37	$28.24

Income from Investment Operations (A)
Net Investment Income (Loss)	0.32		0.94	0.58	0.43	0.76	0.85	0.33		0.76	0.57	0.40	0.55	0.61
Net Gains (Losses) on Securities (Realized and Unrealized)	4.69		(11.25)	10.31	(4.00)	1.68	(3.65)	5.75		(10.80)	11.45	(1.04)	1.23	(3.68)

Total from Investment Operations	5.01		(10.31)	10.89	(3.57)	2.44	(2.80)	6.08		(10.04)	12.02	(0.64)	1.78	(3.07)

Less Distributions:
Net Investment Income	(0.08)		(0.97)	(0.52)	(0.68)	(0.47)	(0.79)	(0.16)		(0.80)	(0.57)	(0.38)	(0.51)	(0.59)
Net Realized Gains	—		(0.55)	—	(2.25)	(1.07)	(2.13)	—		(0.68)	—	—	(0.80)	(0.21)

Total Distributions	(0.08)		(1.52)	(0.52)	(2.93)	(1.54)	(2.92)	(0.16)		(1.48)	(0.57)	(0.38)	(1.31)	(0.80)
Net Asset Value, End of Period	$24.82		$19.89	$31.72	$21.35	$27.85	$26.95	$29.67		$23.75	$35.27	$23.82	$24.84	$24.37

Total Return	25.22	%(B)	(33.62%)	51.31%	(15.27%)	10.14%	(9.34%)	25.65	%(B)	(29.26%)	50.70%	(2.63%)	7.94%	(11.14%)

Net Assets, End of Period (thousands)	$22,404		$18,398	$44,133	$16,867	$26,540	$36,351	$763,924		$616,323	$867,759	$537,744	$657,105	$645,651
Ratio of Expenses to Average Net Assets (E)	0.50	%(C)	0.56%	0.59%	0.59%	0.59%	0.58%	0.40	%(C)	0.42%	0.47%	0.54%	0.56%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (E)	0.60	%(C)	0.66%	0.74%	0.86%	0.82%	0.68%	0.50	%(C)	0.52%	0.57%	0.64%	0.66%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.75	%(C)	3.62%	1.88%	1.89%	2.92%	2.75%	2.40	%(C)	2.61%	1.76%	1.68%	2.30%	2.16%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

102

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio							DFA Global Real Estate Securities Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year		Year		Year		Year		Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended		Ended		Ended		Ended		Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,		Oct 31,		Oct 31,		Oct 31,		Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022		2021		2020		2019		2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$3.38		$5.04	$3.77	$5.61	$4.85	$5.07	$9.86		$13.29		$9.57		$12.71		$10.71		$10.90

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.15	0.16	0.15	0.20	0.22	0.12		0.49		0.16		0.68		0.34	**	0.48
Net Gains (Losses) on Securities
(Realized and Unrealized)	0.34		(1.44)	1.11	(1.35)	0.83	(0.22)	0.50		(3.32)		3.80		(3.00)		2.16	**	(0.26)

Total from Investment Operations	0.42		(1.29)	1.27	(1.20)	1.03	—	0.62		(2.83)		3.96		(2.32)		2.50		0.22

Less Distributions:
Net Investment Income	—		(0.37)	—	(0.64)	(0.27)	(0.22)	(0.14)		(0.48)		(0.20)		(0.70)		(0.50)		(0.34)
Net Realized Gains	—		—	—	—	—	—	(0.41)		(0.12)		(0.04)		(0.12)		(—)		(0.07)

Total Distributions	—		(0.37)	—	(0.64)	(0.27)	(0.22)	(0.55)		(0.60)		(0.24)		(0.82)		(0.50)		(0.41)

Net Asset Value, End of Period	$3.80		$3.38	$5.04	$3.77	$5.61	$4.85	$9.93		$9.86		$13.29		$9.57		$12.71		$10.71

Total Return	12.43	%(B)	(27.50%)	33.69%	(23.98%)	22.54%	(0.24%)	6.25	%(B)	(22.34%)		42.08%		(19.28%)		24.55%		1.91%

Net Assets, End of Period (thousands)	$4,701,075		$4,452,148	$5,987,464	$4,646,848	$6,297,963	$5,442,507	$7,984,412		$7,871,073		$10,537,586		$7,225,825		$9,269,011		$7,475,924
Ratio of Expenses to Average Net Assets *	0.27	%(C)	0.27%	0.27%	0.26%	0.27%	0.28%	0.23	%(C)(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.27	%(C)	0.27%	0.27%	0.27%	0.28%	0.28%	0.32	%(C)(D)	0.33	%(D)	0.34	%(D)	0.34	%(D)	0.35	%(D)	0.35	%(D)
Ratio of Net Investment Income to Average Net Assets	4.13	%(C)	3.67%	3.29%	3.61%	4.01%	4.27%	2.45	%(C)	4.14%		1.33%		6.44%		2.95	%**	4.42%
Portfolio Turnover Rate	5	%(B)	6%	8%	12%	8%	5%	0	%(B)	1%		1%		0%		0%		3%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A	0.10	%(C)	0.10%		0.11%		0.12%		0.13%		0.13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

103

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio							International Vector Equity Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$16.81		$22.14	$15.65	$18.58	$19.24	$23.51	$10.67		$14.51	$10.42	$11.62	$11.74	$13.33

Income from Investment Operations (A)
Net Investment Income (Loss)	0.31		0.61	0.44	0.33	0.45	0.47	0.19		0.40	0.32	0.23	0.33	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	3.56		(5.05)	6.48	(2.65)	(0.01)	(3.44)	2.18		(3.52)	4.06	(1.20)	0.24	(1.56)

Total from Investment Operations	3.87		(4.44)	6.92	(2.32)	0.44	(2.97)	2.37		(3.12)	4.38	(0.97)	0.57	(1.24)

Less Distributions:
Net Investment Income	(0.19)		(0.73)	(0.43)	(0.32)	(0.48)	(0.56)	(0.09)		(0.45)	(0.29)	(0.23)	(0.34)	(0.30)
Net Realized Gains	—		(0.16)	—	(0.29)	(0.62)	(0.74)	—		(0.27)	—	—	(0.35)	(0.05)

Total Distributions	(0.19)		(0.89)	(0.43)	(0.61)	(1.10)	(1.30)	(0.09)		(0.72)	(0.29)	(0.23)	(0.69)	(0.35)

Net Asset Value, End of Period	$20.49		$16.81	$22.14	$15.65	$18.58	$19.24	$12.95		$10.67	$14.51	$10.42	$11.62	$11.74

Total Return	23.17	%(B)	(20.53%)	44.61%	(13.03%)	2.94%	(13.37%)	22.29	%(B)	(22.16%)	42.24%	(8.41%)	5.49%	(9.52%)

Net Assets, End of Period (thousands)	$11,162,946		$9,664,700	$12,784,711	$9,887,928	$13,428,084	$13,787,695	$3,314,725		$2,882,931	$3,716,790	$2,722,859	$2,578,134	$2,441,217
Ratio of Expenses to Average Net Assets	0.43	%(C)	0.46%	0.53%	0.65%	0.68%	0.68%	0.35	%(C)	0.36%	0.42%	0.47%	0.50%	0.48%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.43	%(C)	0.46%	0.53%	0.66%	0.69%	0.68%	0.35	%(C)	0.36%	0.42%	0.48%	0.50%	0.48%
Ratio of Net Investment Income to Average Net Assets	3.26	%(C)	3.13%	2.13%	2.02%	2.48%	2.10%	3.06	%(C)	3.16%	2.35%	2.20%	2.94%	2.40%
Portfolio Turnover Rate	8	%(B)	24%	15%	14%	18%	23%	5	%(B)	17%	15%	18%	17%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

104

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International High Relative Profitability Portfolio							World Ex U.S. Value Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year		Year		Year		Year		Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended		Ended		Ended		Ended		Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,		Oct 31,		Oct 31,		Oct 31,		Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022		2021		2020		2019		2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.12		$13.73	$10.64	$10.74	$9.71	$10.68	$10.14		$12.67		$8.99		$10.97		$11.16		$12.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16		0.38	0.30	0.21	0.27	0.26	0.21		0.47		0.38		0.25		0.35		0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	2.06		(3.51)	3.08	(0.13)	1.00	(1.01)	1.85		(2.49)		3.66		(1.96)		0.04		(1.48)

Total from Investment Operations	2.22		(3.13)	3.38	0.08	1.27	(0.75)	2.06		(2.02)		4.04		(1.71)		0.39		(1.14)

Less Distributions:
Net Investment Income	(0.10)		(0.37)	(0.29)	(0.18)	(0.24)	(0.22)	(0.14)		(0.51)		(0.36)		(0.27)		(0.35)		(0.41)
Net Realized Gains	—		(0.11)	—	—	—	—	—		—		—		—		(0.23)		—

Total Distributions	(0.10)		(0.48)	(0.29)	(0.18)	(0.24)	(0.22)	(0.14)		(0.51)		(0.36)		(0.27)		(0.58)		(0.41)

Net Asset Value, End of Period	$12.24		$10.12	$13.73	$10.64	$10.74	$9.71	$12.06		$10.14		$12.67		$8.99		$10.97		$11.16

Total Return	21.97	%(B)	(23.22%)	31.85%	0.80%	13.19%	(7.20%)	20.45	%(B)	(16.23%)		45.23%		(15.76%)		3.75%		(9.22%)

Net Assets, End of Period (thousands)	$1,727,385		$1,606,634	$2,183,724	$1,475,345	$658,448	$266,868	$253,676		$194,259		$308,666		$206,915		$302,369		$240,668
Ratio of Expenses to Average Net Assets *	0.30	%(C)	0.30%	0.30%	0.30%	0.33%	0.35%	0.37	%(C)(D)	0.40	%(D)	0.44	%(D)	0.50	%(D)	0.54	%(D)	0.52	%(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.30	%(C)	0.30%	0.30%	0.31%	0.34%	0.35%	0.55	%(C)(D)	0.59	%(D)	0.64	%(D)	0.71	%(D)	0.76	%(D)	0.74	%(D)
Ratio of Net Investment Income to Average Net Assets	2.78	%(C)	3.15%	2.30%	1.97%	2.69%	2.41%	3.68	%(C)	4.02%		3.14%		2.56%		3.25%		2.72%
Portfolio Turnover Rate	4	%(B)	22%	15%	15%	9%	9%	N/A	(B)	N/A		N/A		N/A		N/A		N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A	0.19	%(C)	0.19%		0.20%		0.23%		0.24%		0.24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

105

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Core Equity Portfolio							World Ex U.S. Targeted Value Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.35		$13.84	$10.44	$11.17	$10.65	$12.15	$11.02		$15.29	$10.91	$12.45	$12.52	$15.06

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.40	0.33	0.24	0.33	0.31	0.16		0.39	0.32	0.23	0.32	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	1.96		(3.48)	3.40	(0.74)	0.56	(1.52)	2.16		(3.55)	4.34	(1.45)	0.26	(2.29)

Total from Investment Operations	2.13		(3.08)	3.73	(0.50)	0.89	(1.21)	2.32		(3.16)	4.66	(1.22)	0.58	(1.98)

Less Distributions:
Net Investment Income	(0.10)		(0.41)	(0.33)	(0.23)	(0.32)	(0.29)	(0.09)		(0.39)	(0.28)	(0.21)	(0.29)	(0.30)
Net Realized Gains	—		—	—	—	(0.05)	—	—		(0.72)	—	(0.11)	(0.36)	(0.26)

Total Distributions	(0.10)		(0.41)	(0.33)	(0.23)	(0.37)	(0.29)	(0.09)		(1.11)	(0.28)	(0.32)	(0.65)	(0.56)

Net Asset Value, End of Period	$12.38		$10.35	$13.84	$10.44	$11.17	$10.65	$13.25		$11.02	$15.29	$10.91	$12.45	$12.52

Total Return	20.63	%(B)	(22.55%)	35.87%	(4.42%)	8.64%	(10.22%)	21.11	%(B)	(21.77%)	42.81%	(9.96%)	4.99%	(13.56%)

Net Assets, End of Period (thousands)	$3,685,705		$3,122,060	$4,089,166	$3,210,237	$3,719,313	$3,129,791	$688,414		$567,557	$774,324	$508,058	$533,046	$460,155
Ratio of Expenses to Average Net Assets	0.30	%(C)	0.30%	0.32%	0.35%	0.37%	0.39%	0.50	%(C)	0.52%	0.55%	0.64%	0.68%	0.66%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.30	%(C)	0.30%	0.32%	0.36%	0.38%	0.37%	0.50	%(C)	0.52%	0.55%	0.64%	0.69%	0.66%
Ratio of Net Investment Income to Average Net Assets	2.85	%(C)	3.25%	2.49%	2.26%	3.02%	2.56%	2.51	%(C)	2.98%	2.20%	2.02%	2.58%	2.08%
Portfolio Turnover Rate	4	%(B)	12%	6%	13%	8%	4%	10	%(B)	35%	28%	22%	27%	24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

106

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Core Equity Portfolio							Selectively Hedged Global Equity Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$18.24		$22.56	$16.29	$16.42	$15.40	$16.06	$18.09		$22.35	$16.21	$16.54	$15.71	$16.52

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.45	0.34	0.29	0.35	0.31	0.13		0.44	0.33	0.28	0.35	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	2.03		(4.15)	6.27	(0.10)	1.13	(0.64)	1.69		(3.29)	6.21	(0.18)	1.12	(0.66)

Total from Investment Operations	2.16		(3.70)	6.61	0.19	1.48	(0.33)	1.82		(2.85)	6.54	0.10	1.47	(0.35)

Less Distributions:
Net Investment Income	(0.13)		(0.45)	(0.34)	(0.29)	(0.35)	(0.30)	(1.03)		(0.44)	(0.20)	(0.43)	(0.44)	(0.27)
Net Realized Gains	(0.27)		(0.17)	—	(0.03)	(0.11)	(0.03)	(0.61)		(0.97)	(0.20)	—	(0.20)	(0.19)

Total Distributions	(0.40)		(0.62)	(0.34)	(0.32)	(0.46)	(0.33)	(1.64)		(1.41)	(0.40)	(0.43)	(0.64)	(0.46)

Net Asset Value, End of Period	$20.00		$18.24	$22.56	$16.29	$16.42	$15.40	$18.27		$18.09	$22.35	$16.21	$16.54	$15.71

Total Return	11.90	%(B)	(16.62%)	40.75%	1.25%	9.94%	(2.16%)	10.46	%(B)	(13.65%)	40.81%	0.47%	10.10%	(2.28%)

Net Assets, End of Period (thousands)	$1,043,899		$949,017	$1,088,714	$769,602	$879,553	$741,512	$280,932		$270,708	$348,707	$288,509	$375,832	$403,195
Ratio of Expenses to Average Net Assets *(D)	0.27	%(C)	0.27%	0.28%	0.32%	0.33%	0.35%	0.31	%(C)	0.31%	0.32%	0.36%	0.37%	0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(D)	0.44	%(C)	0.45%	0.46%	0.56%	0.60%	0.59%	0.51	%(C)	0.51%	0.53%	0.61%	0.63%	0.60%
Ratio of Net Investment Income to Average Net Assets	1.32	%(C)	2.22%	1.64%	1.81%	2.23%	1.89%	1.39	%(C)	2.25%	1.60%	1.78%	2.25%	1.87%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20	%(C)	0.20%	0.22%	0.25%	0.27%	0.27%	0.24	%(C)	0.24%	0.25%	0.28%	0.30%	0.29%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

107

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio							Emerging Markets Small Cap Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$22.78		$33.05	$27.64	$27.56	$25.46	$29.55	$18.76		$26.03	$19.67	$20.07	$18.72	$23.49

Income from Investment Operations (A)
Net Investment Income (Loss)	0.32		0.88	0.74	0.55	0.73	0.61	0.17		0.59	0.52	0.41	0.48	0.53
Net Gains (Losses) on Securities (Realized and Unrealized)	3.60		(9.07)	5.32	0.07	2.05	(4.14)	2.87		(6.16)	6.41	(0.24)	1.87	(4.22)

Total from Investment Operations	3.92		(8.19)	6.06	0.62	2.78	(3.53)	3.04		(5.57)	6.93	0.17	2.35	(3.69)

Less Distributions:
Net Investment Income	(0.24)		(0.91)	(0.65)	(0.54)	(0.68)	(0.56)	(0.14)		(1.00)	(0.57)	(0.44)	(0.46)	(0.53)
Net Realized Gains	(0.06)		(1.17)	—	—	—	—	(0.41)		(0.70)	—	(0.13)	(0.54)	(0.55)

Total Distributions	(0.30)		(2.08)	(0.65)	(0.54)	(0.68)	(0.56)	(0.55)		(1.70)	(0.57)	(0.57)	(1.00)	(1.08)

Net Asset Value, End of Period	$26.40		$22.78	$33.05	$27.64	$27.56	$25.46	$21.25		$18.76	$26.03	$19.67	$20.07	$18.72

Total Return	17.27	%(B)	(25.94%)	21.91%	2.36%	11.06%	(12.14%)	16.30	%(B)	(22.57%)	35.51%	0.81%	12.96%	(16.45%)

Net Assets, End of Period (thousands)	$4,491,866		$3,938,781	$6,225,187	$5,652,358	$5,968,318	$5,394,188	$3,980,654		$3,511,909	$5,115,924	$4,879,733	$6,423,859	$6,304,406
Ratio of Expenses to Average Net Assets (E)	0.36	%(C)	0.36%	0.39%	0.44%	0.48%	0.47%	0.59	%(C)	0.59%	0.63%	0.69%	0.72%	0.70%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (E)	0.46	%(C)	0.46%	0.49%	0.54%	0.58%	0.57%	0.79	%(C)	0.79%	0.83%	0.89%	0.92%	0.90%
Ratio of Net Investment Income to Average Net Assets	2.52	%(C)	3.05%	2.19%	2.07%	2.70%	2.08%	1.62	%(C)	2.57%	2.10%	2.20%	2.44%	2.31%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

108

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Class R2 Shares
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018
	(Unaudited)
Net Asset Value, Beginning of Period	$23.91		$31.28	$23.78	$27.16	$26.64	$30.13

Income from Investment Operations (A)
Net Investment Income (Loss)	0.34		1.26	0.82	0.59	0.63	0.63
Net Gains (Losses) on Securities (Realized and Unrealized)	3.81		(7.31)	7.45	(3.27)	0.56	(3.48)

Total from Investment Operations	4.15		(6.05)	8.27	(2.68)	1.19	(2.85)

Less Distributions:
Net Investment Income	(0.39)		(1.32)	(0.77)	(0.70)	(0.67)	(0.64)

Total Distributions	(0.39)		(1.32)	(0.77)	(0.70)	(0.67)	(0.64)

Net Asset Value, End of Period	$27.67		$23.91	$31.28	$23.78	$27.16	$26.64

Total Return	17.41	%(B)	(19.74%)	34.91%	(9.98%)	4.57%	(9.66%)

Net Assets, End of Period (thousands)	$17,850		$12,956	$13,709	$12,587	$29,146	$25,150
Ratio of Expenses to Average Net Assets (E)	0.69	%(C)	0.69%	0.74%	0.77%	0.81%	0.80%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (E)	0.79	%(C)	0.79%	0.84%	0.87%	0.91%	0.90%
Ratio of Net Investment Income to Average Net Assets	2.56	%(C)	4.34%	2.68%	2.41%	2.29%	2.07%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

109

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Institutional Class Shares
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018
	(Unaudited)
Net Asset Value, Beginning of Period	$24.08		$31.48	$23.93	$27.34	$26.81	$30.32

Income from Investment Operations (A)
Net Investment Income (Loss)	0.37		1.32	0.90	0.71	0.70	0.73
Net Gains (Losses) on Securities (Realized and Unrealized)	3.83		(7.34)	7.50	(3.35)	0.57	(3.53)

Total from Investment Operations	4.20		(6.02)	8.40	(2.64)	1.27	(2.80)

Less Distributions:
Net Investment Income	(0.42)		(1.39)	(0.85)	(0.77)	(0.74)	(0.71)

Total Distributions	(0.42)		(1.39)	(0.85)	(0.77)	(0.74)	(0.71)
Net Asset Value, End of Period	$27.86		$24.08	$31.48	$23.93	$27.34	$26.81

Total Return	17.50	%(B)	(19.51%)	35.24%	(9.75%)	4.83%	(9.45%)

Net Assets, End of Period (thousands)	$10,421,937		$9,600,125	$13,258,001	$12,596,902	$17,161,936	$16,431,410
Ratio of Expenses to Average Net Assets (E)	0.44	%(C)	0.45%	0.49%	0.52%	0.56%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (E)	0.54	%(C)	0.55%	0.59%	0.62%	0.66%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.76	%(C)	4.49%	2.92%	2.87%	2.54%	2.37%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

110

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Core Equity Portfolio							Emerging Markets Targeted Value Portfolio
													Period
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Nov 14,
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	2018 to
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$18.13		$25.16	$20.34	$20.59	$18.95	$22.38	$9.29		$13.13	$9.71	$10.43	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.25		0.75	0.57	0.43	0.53	0.50	0.08		0.30	0.28	0.21	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	3.05		(6.97)	4.76	(0.22)	1.64	(3.47)	1.42		(2.85)	3.39	(0.59)	0.20

Total from Investment Operations	3.30		(6.22)	5.33	0.21	2.17	(2.97)	1.50		(2.55)	3.67	(0.38)	0.44

Less Distributions:
Net Investment Income	(0.19)		(0.81)	(0.51)	(0.46)	(0.53)	(0.46)	(0.24)		(0.42)	(0.23)	(0.23)	(0.01)
Net Realized Gains	—		—	—	—	—	—	(0.18)		(0.87)	(0.02)	(0.11)	—

Total Distributions	(0.19)		(0.81)	(0.51)	(0.46)	(0.53)	(0.46)	(0.42)		(1.29)	(0.25)	(0.34)	(0.01)

Net Asset Value, End of Period	$21.24		$18.13$	25.16	$20.34	$20.59	$18.95	$10.37		$9.29	$13.13	$9.71	$10.43

Total Return	18.25	%(B)	(25.06%)	26.19%	1.13%	11.61%	(13.48%)	16.33	%(B)	(21.40%)	38.29%	(3.89%)	4.38	%(B)

Net Assets, End of Period (thousands)	$24,298,841		$20,968,575	$29,155,369	$24,780,700	$28,622,610	$25,372,759	$221,570		$189,926	$234,921	$170,163	$114,360
Ratio of Expenses to Average Net Assets	0.40	%(C)	0.40%	0.42%	0.49%	0.52%	0.52%	0.67	%(C)	0.66%	0.72%	0.84%	0.85	%(C)(F)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.40	%(C)	0.40%	0.42%	0.50%	0.53%	0.52%	0.67	%(C)	0.66%	0.72%	0.87%	0.95	%(C)(F)
Ratio of Net Investment Income to Average Net Assets	2.44	%(C)	3.33%	2.26%	2.19%	2.62%	2.25%	1.57	%(C)	2.72%	2.19%	2.26%	2.30	%(C)(F)
Portfolio Turnover Rate	3	%(B)	14%	10%	15%	4%	4%	12	%(B)	28%	29%	34%	12	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

111

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging
	Markets Ex China Core
	Equity Portfolio
			Period
	Six Months		Nov 15,
	Ended		2021 Ʊ to
	Apr 30,		Oct 31,
	2023		2022
	(Unaudited)
Net Asset Value, Beginning of Period	$7.76		$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.12		0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	0.81		(2.28)

Total from Investment Operations	0.93		(2.00)

Less Distributions:
Net Investment Income	(0.06)		(0.24)

Total Distributions	(0.06)		(0.24)

Net Asset Value, End of Period	$8.63		$7.76

Total Return	12.07	%(B)	(20.16	%)(B)

Net Assets, End of Period (thousands)	$517,313		$424,447
Ratio of Expenses to Average Net Assets	0.43	%(C)	0.43	%(C)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.50	%(C)	0.54	%(C)
Ratio of Net Investment Income to Average Net Assets	2.77	%(C)	3.20	%(C)
Portfolio Turnover Rate	10	%(B)	41	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

112

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twenty-four (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”) (each such series within DFAITC and DEM, a “Master Fund”, treated as partnerships for federal income tax purposes). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a “Fund of Funds”). The Fund of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an “Underlying Fund”). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of April 30, 2023, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

Feeder Funds	Master/Underlying Funds	Percentage Ownership at 04/30/23
Japanese Small Company Portfolio	The Japanese Small Company Series	10%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	17%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	41%
Continental Small Company Portfolio	The Continental Small Company Series	14%
Emerging Markets Portfolio	The Emerging Markets Series	99%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	99%
Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	99%

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/23
International Small Company Portfolio	The Continental Small Company Series	85%
	The Japanese Small Company Series	91%
	The United Kingdom Small Company Series	98%
	The Asia Pacific Small Company Series	83%
	The Canadian Small Company Series	96%

Global Small Company Portfolio	U.S. Small Cap Portfolio	—
	The Continental Small Company Series	—
	The Japanese Small Company Series	—

113

		Percentage
		Ownership
Funds of Funds	Underlying Funds	at 04/30/23
	The Asia Pacific Small Company Series	—
	The Canadian Small Company Series	—
	The Emerging Markets Small Cap Series	—
	The United Kingdom Small Company Series	—
DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	1%
	DFA International Real Estate Securities Portfolio	60%
World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	1%
	DFA International Small Cap Value Portfolio	—
	The DFA International Value Series	1%
World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%
	International Core Equity Portfolio	1%
	Emerging Markets Core Equity Portfolio	1%
Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%
	International Core Equity Portfolio	—
	Emerging Markets Core Equity Portfolio	—

*	DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

114

Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

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Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

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4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, World ex U.S. Core Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2023, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio	0.14%
International Core Equity Portfolio	0.20%
Global Small Company Portfolio	0.35%
International Small Company Portfolio	0.25%
Japanese Small Company Portfolio	0.35%
Asia Pacific Small Company Portfolio	0.35%
United Kingdom Small Company Portfolio	0.35%
Continental Small Company Portfolio	0.35%

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DFA International Real Estate Securities Portfolio	0.24%
DFA Global Real Estate Securities Portfolio	0.20%*
DFA International Small Cap Value Portfolio	0.39%
International Vector Equity Portfolio	0.30%
International High Relative Profitability Portfolio	0.25%
World ex U.S. Value Portfolio	0.32%
World ex U.S. Core Equity Portfolio	0.25%
World ex U.S. Targeted Value Portfolio	0.40%
World Core Equity Portfolio	0.22%
Selectively Hedged Global Equity Portfolio	0.24%
Emerging Markets Portfolio	0.29%
Emerging Markets Small Cap Portfolio	0.52%
Emerging Markets Value Portfolio	0.38%
Emerging Markets Core Equity Portfolio	0.33%
Emerging Markets Targeted Value Portfolio	0.52%
Emerging Markets ex China Core Equity Portfolio	0.33%

*	Effective as of February 28, 2023, the management fee payable by the DFA Global Real Estate Securities Portfolio was reduced from 0.20% to 0.19%.

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2024, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the six months ended April 30, 2023, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2023, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio, World Core Equity Portfolio, World ex U.S. Targeted Value Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

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Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Large Cap International Portfolio (1)	0.24%	—	—	—	—
International Core Equity Portfolio (1)	0.30%	—	—	—	—
Global Small Company Portfolio (2)	0.42%	—	$6	$98	$607
International Small Company Portfolio (3)	0.45%	—	—	—	—
Japanese Small Company Portfolio (4)	0.42%	0.35%	—	129	—
Asia Pacific Small Company Portfolio (4)	0.42%	0.35%	—	115	—
United Kingdom Small Company Portfolio (4)	0.42%	0.35%	—	11	23
Continental Small Company Portfolio (4)	0.42%	0.35%	1	359	—
DFA International Real Estate Securities Portfolio (1)	0.29%	—	—	—	—
DFA Global Real Estate Securities Portfolio (5)	0.22%	—	—	3,434	24,739
International Vector Equity Portfolio (1)	0.60%	—	—	—	—
International High Relative Profitability Portfolio (2)	0.35%	—	—	—	—
World ex U.S. Value Portfolio (6)	0.60%	0.32%	—	221	—
World ex U.S. Core Equity Portfolio (7)	0.39%	—	—	—	—
World ex U.S. Targeted Value Portfolio (8)	0.80%	0.40%	—	—	—
World Core Equity Portfolio (9)	0.27%	0.22%	9	870	445
Selectively Hedged Global Equity Portfolio (10)	0.40%	0.24%	—	275	—
Emerging Markets Portfolio (11)	0.49%	0.29%	—	2,195	—
Emerging Markets Small Cap Portfolio (12)	—	0.52%	—	3,871	—
Emerging Markets Value Portfolio (12)	—	0.38%	—	5,147	—
Emerging Markets Core Equity Portfolio (1)	0.54%	—	—	—	—
Emerging Markets Targeted Value Portfolio (2)	0.85%	—	—	—	—
Emerging Markets ex China Core Equity Portfolio (2)	0.43%	—	37	163	510
Class R2 Shares
Emerging Markets Value Portfolio (13)	0.96%	0.38%	—	$8	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

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(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the Global Small Company Portfolio was 0.47% of the average net assets of such class of the Portfolio on an annualized basis.

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.35% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.40%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.47%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of each class of such Portfolios on an annualized basis (the “Expense Limitation Amount”).

(5)

Effective February 28, 2023, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2023, the Expense Limitation Amount for the DFA Global Real Estate Securities Portfolio was 0.24% of the average net assets of such class of the Portfolio on an annualized basis.

(6)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.32% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.37%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.43%. Prior to February 28, 2020, the Total Management Fee Limit was 0.47%. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.

(7)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(8)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.40% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.45%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.53%. Prior to February 28, 2020, the Total Management Fee Limit was 0.58%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

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(9)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.22% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio’s proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund) (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.27%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). From February 28, 2019 to February 27, 2021, the Expense Limitation Amount was 0.32% of the average net assets of such class of the Portfolio on an annualized basis. From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis.

(10)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.24% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.28%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(11)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.29% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.37%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.42%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(12)

Effective February 28, 2021 (February 28, 2022, with respect to the Emerging Markets Value Portfolio), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit for the Emerging Markets Value Portfolio was 0.41%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.60% and 0.45%, respectively. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.65% and 0.50%, respectively.

(13)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.38% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.41%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit for the Emerging Markets Value Portfolio was 0.45%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the “Annualized Expense Ratio”).

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Earned Income Credit:

Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
Large Cap International Portfolio	$197
International Core Equity Portfolio	394
DFA International Real Estate Securities Portfolio	245
DFA Global Real Estate Securities Portfolio	18
DFA International Small Cap Value Portfolio	191
International Vector Equity Portfolio	144
International High Relative Profitability Portfolio	19
World ex U.S. Core Equity Portfolio	35
World ex U.S. Targeted Value Portfolio	14
Selectively Hedged Global Equity Portfolio	1
Emerging Markets Core Equity Portfolio	824
Emerging Markets Targeted Value Portfolio	19
Emerging Markets ex China Core Equity Portfolio	22

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amount paid by the Fund to the CCO was $73 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Large Cap International Portfolio	$31
International Core Equity Portfolio	36
Global Small Company Portfolio	—
International Small Company Portfolio	107
Japanese Small Company Portfolio	7
Asia Pacific Small Company Portfolio	4
United Kingdom Small Company Portfolio	1
Continental Small Company Portfolio	1
DFA International Real Estate Securities Portfolio	16
DFA Global Real Estate Securities Portfolio	9
DFA International Small Cap Value Portfolio	177
International Vector Equity Portfolio	5
International High Relative Profitability Portfolio	2
World ex U.S. Value Portfolio	—
World ex U.S. Core Equity Portfolio	4
World ex U.S. Targeted Value Portfolio	1
World Core Equity Portfolio	1
Selectively Hedged Global Equity Portfolio	1
Emerging Markets Portfolio	56
Emerging Markets Small Cap Portfolio	51
Emerging Markets Value Portfolio	268
Emerging Markets Core Equity Portfolio	96
Emerging Markets Targeted Value Portfolio	—
Emerging Markets ex China Core Equity Portfolio	1

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E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
Large Cap International Portfolio	$196,375	$288,378
International Core Equity Portfolio	$889,908	$1,706,117
DFA International Real Estate Securities Portfolio	$209,300	$378,286
DFA Global Real Estate Securities Portfolio	$333,020	$46
DFA International Small Cap Value Portfolio	$839,856	$1,292,403
International Vector Equity Portfolio	$169,896	$322,713
International High Relative Profitability Portfolio	$68,110	$258,486
World ex U.S. Core Equity Portfolio	$125,592	$154,848
World ex U.S. Targeted Value Portfolio	$72,886	$62,382
Emerging Markets Core Equity Portfolio	$775,413	$1,044,137
Emerging Markets Targeted Value Portfolio	$25,073	$25,416
Emerging Markets ex China Core Equity Portfolio	$94,817	$49,554

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
Large Cap International Portfolio
The DFA Short Term Investment Fund	$246,081	$701,443	$638,491	$14	$106	$309,153	26,727	$5,183	—

Total	$246,081	$701,443	$638,491	$14	$106	$309,153	26,727	$5,183	—

International Core Equity Portfolio
The DFA Short Term Investment Fund	$1,476,616	$3,203,442	$3,032,823	$71	$689	$1,647,995	142,474	$30,321	—

Total	$1,476,616	$3,203,442	$3,032,823	$71	$689	$1,647,995	142,474	$30,321	—

Global Small Company Portfolio
U.S. Small Cap Portfolio	$51,475	$4,346	$2,746	$(335)	$(2,257)	$50,483	1,295	$321	$1,919

Total	$51,475	$4,346	$2,746	$(335)	$(2,257)	$50,483	1,295	$321	$1,919

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	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$259,980	$1,163,187	$1,230,047	$11	$103	$193,234	16,706	$3,525	—

Total	$259,980	$1,163,187	$1,230,047	$11	$103	$193,234	16,706	$3,525	—

DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$2,755,650	$105,181	$394,284	$(149,320)	$484,334	$2,801,561	737,253	—	—
The DFA Short Term Investment Fund	194,324	765,865	794,517	8	97	165,777	14,332	$3,325	—
DFA Real Estate Securities Portfolio	281,217	—	233,367	158,064	(158,004)	47,910	1,283	4,940	$8,561

Total	$3,231,191	$871,046	$1,422,168	$8,752	$326,427	$3,015,248	752,868	$8,265	$8,561

DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$279,235	$890,263	$826,558	$(20)	$164	$343,084	29,661	$6,601	—

Total	$279,235	$890,263	$826,558	$(20)	$164	$343,084	29,661	$6,601	—

International Vector Equity Portfolio
The DFA Short Term Investment Fund	$159,430	$349,969	$315,587	$1	$69	$193,882	16,762	$3,203	—

Total	$159,430	$349,969	$315,587	$1	$69	$193,882	16,762	$3,203	—

International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$113,814	$491,404	$428,568	$(11)	$66	$176,705	15,277	—	—

Total	$113,814	$491,404	$428,568	$(11)	$66	$176,705	15,277	—	—

World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$16,152	$2,507	$1,199	$8	$3,749	$21,218	1,036	$188	—

Total	$16,152	$2,507	$1,199	$8	$3,749	$21,218	1,036	$188	—

World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$167,297	$266,470	$259,869	$(3)	$71	$173,966	15,040	$2,864	—

Total	$167,297	$266,470	$259,869	$(3)	$71	$173,966	15,040	$2,864	—

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	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
World ex U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$1,599	$11,130	$11,624	—	$1	$1,106	96	$50	—

Total	$1,599	$11,130	$11,624	—	$1	$1,106	96	$50	—

World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$585,918	$33,913	$26,449	$(1,959)	$19,359	$610,782	19,322	$4,187	$13,934
International Core Equity Portfolio	260,575	5,849	10,594	(915)	56,533	311,448	20,987	1,641	—
Emerging Markets Core Equity Portfolio	103,159	6,041	5,107	(434)	18,234	121,893	5,739	1,094	—

Total	$949,652	$45,803	$42,150	$(3,308)	$94,126	$1,044,123	46,048	$6,922	$13,934

Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$153,472	$12,331	$19,608	$2,508	$884	$149,587	5,225	$1,056	$4,198
International Core Equity Portfolio	69,823	3,951	10,064	1,021	13,660	78,391	5,282	429	—
Emerging Markets Core Equity Portfolio	44,197	4,495	7,061	263	7,337	49,231	2,318	462	—

Total	$267,492	$20,777	$36,733	$3,792	$21,881	$277,209	12,825	$1,947	$4,198

Emerging Markets Core Equity Portfolio
The DFA Short Term Investment Fund	$424,406	$670,944	$885,891	$6	$189	$209,654	18,125	$8,161	—

Total	$424,406	$670,944	$885,891	$6	$189	$209,654	18,125	$8,161	—

Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$1,666	$7,367	$8,146	—	$2	$889	77	—	—

Total	$1,666	$7,367	$8,146	—	$2	$889	77	—	—

Emerging Markets ex China Core Equity Portfolio
The DFA Short Term Investment Fund	$6,638	$25,221	$27,682	—	$4	$4,181	361	$84	—

Total	$6,638	$25,221	$27,682	—	$4	$4,181	361	$84	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

125

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Large Cap International Portfolio
2021	$144,492	—	—	$144,492
2022	180,306	—	—	180,306
International Core Equity Portfolio
2021	761,635	—	—	761,635
2022	1,137,901	—	—	1,137,901
Global Small Company Portfolio
2021	727	—	—	727
2022	1,603	$1,952	—	3,555
International Small Company Portfolio
2021	220,133	—	—	220,133
2022	483,283	367,884	—	851,167
Japanese Small Company Portfolio
2021	10,581	—	—	10,581
2022	9,064	9,423	—	18,487
Asia Pacific Small Company Portfolio
2021	12,808	—	—	12,808
2022	15,273	26,996	—	42,269
United Kingdom Small Company Portfolio
2021	588	—	—	588
2022	1,165	742	—	1,907
Continental Small Company Portfolio
2021	13,462	—	—	13,462
2022	24,283	13,197	—	37,480
DFA International Real Estate Securities Portfolio
2021	—	—	—	—
2022	447,007	—	—	447,007
DFA Global Real Estate Securities Portfolio
2021	153,865	33,088	—	186,953
2022	384,272	96,161	—	480,433

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Small Cap Value Portfolio
2021	$258,254	$—	—	$258,254
2022	477,746	38,826	—	516,572
International Vector Equity Portfolio
2021	74,200	—	—	74,200
2022	118,326	68,984	—	187,310
International High Relative Profitability Portfolio
2021	43,180	—	—	43,180
2022	68,053	10,953	—	79,006
World ex U.S. Value Portfolio
2021	8,755	—	—	8,755
2022	10,666	—	—	10,666
World ex U.S. Core Equity Portfolio
2021	98,429	—	—	98,429
2022	119,143	—	—	119,143
World ex U.S. Targeted Value Portfolio
2021	13,860	—	—	13,860
2022	20,430	36,246	—	56,676
World Core Equity Portfolio
2021	16,210	—	—	16,210
2022	22,839	8,329	—	31,168
Selectively Hedged Global Equity Portfolio
2021	3,648	3,286	—	6,934
2022	7,741	13,787	—	21,528
Emerging Markets Portfolio
2021	122,695	—	—	122,695
2022	157,133	215,646	—	372,779
Emerging Markets Small Cap Portfolio
2021	128,503	—	—	128,503
2022	235,523	93,647	—	329,170
Emerging Markets Value Portfolio
2021	382,292	—	—	382,292
2022	558,916	—	—	558,916
Emerging Markets Core Equity Portfolio
2021	590,306	—	—	590,306
2022	942,726	—	—	942,726
Emerging Markets Targeted Value Portfolio
2021	4,500	—	—	4,500
2022	11,192	10,941	—	22,133
Emerging Markets ex China Core Equity Portfolio
2022	10,224	—	—	10,224
The Emerging Markets ex China Core Equity Portfolio commenced operations on November 15, 2021, and did not pay any distributions for the year ended October 31, 2021.

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As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Large Cap International Portfolio	$(5,894)	—	$(5,894)
International Core Equity Portfolio	(36,300)	—	(36,300)
Global Small Company Portfolio	(91)	—	(91)
International Small Company Portfolio	(27,229)	$(4,799)	(32,028)
Japanese Small Company Portfolio	(403)	(338)	(741)
Asia Pacific Small Company Portfolio	(625)	—	(625)
United Kingdom Small Company Portfolio	—	—	—
Continental Small Company Portfolio	(133)	—	(133)
DFA International Real Estate Securities Portfolio	—	—	—
DFA Global Real Estate Securities Portfolio	(29,561)	—	(29,561)
DFA International Small Cap Value Portfolio	(15,129)	—	(15,129)
International Vector Equity Portfolio	(5,066)	—	(5,066)
International High Relative Profitability Portfolio	(3,243)	—	(3,243)
World ex U.S. Value Portfolio	(395)	—	(395)
World ex U.S. Core Equity Portfolio	(4,426)	—	(4,426)
World ex U.S. Targeted Value Portfolio	(1,545)	—	(1,545)
World Core Equity Portfolio	(111)	(1,455)	(1,566)
Selectively Hedged Global Equity Portfolio	(1,825)	(576)	(2,401)
Emerging Markets Portfolio	(17,451)	(4,966)	(22,417)
Emerging Markets Small Cap Portfolio	(9,776)	(4,687)	(14,463)
Emerging Markets Value Portfolio	(29,129)	—	(29,129)
Emerging Markets Core Equity Portfolio	(72,610)	—	(72,610)
Emerging Markets Targeted Value Portfolio	(491)	(863)	(1,354)
Emerging Markets ex China Core Equity Portfolio	(1,148)	—	(1,148)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Large Cap International Portfolio	$11,634	—	$(472,554)	$643,490	$182,570
International Core Equity Portfolio	17,601	—	(913,989)	74,387	(822,001)
Global Small Company Portfolio	753	$38	—	2,050	2,841
International Small Company Portfolio	68,133	121,673	—	(928,518)	(738,712)
Japanese Small Company Portfolio	3,187	11,988	—	(32,606)	(17,431)
Asia Pacific Small Company Portfolio	6,344	15,727	—	(75,313)	(53,242)
United Kingdom Small Company Portfolio	—	—	(2,765)	(4,185)	(6,950)
Continental Small Company Portfolio	2,643	—	(25,916)	(27,990)	(51,263)
DFA International Real Estate Securities Portfolio	—	—	(657,909)	(1,342,213)	(2,000,122)

128

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Global Real Estate Securities Portfolio	$41,604	$312,816	—	$(606,343)	$(251,923)
DFA International Small Cap Value Portfolio	68,218	—	$(57,347)	(677,076)	(666,205)
International Vector Equity Portfolio	8,361	—	(12,557)	34,959	30,763
International High Relative Profitability Portfolio	457	—	(55,801)	(45,485)	(100,829)
World ex U.S. Value Portfolio	1,370	—	(9,831)	(1,980)	(10,441)
World ex U.S. Core Equity Portfolio	10,324	—	(29,962)	(108,673)	(128,311)
World ex U.S. Targeted Value Portfolio	1,200	—	(12,457)	(87,169)	(98,426)
World Core Equity Portfolio	—	13,462	—	164,859	178,321
Selectively Hedged Global Equity Portfolio	14,094	8,996	—	77,009	100,099
Emerging Markets Portfolio	21,663	10,992	—	807,386	840,041
Emerging Markets Small Cap Portfolio	6,751	76,813	—	(252,803)	(169,239)
Emerging Markets Value Portfolio	79,331	—	(1,360,368)	(570,999)	(1,852,036)
Emerging Markets Core Equity Portfolio	96,334	—	(2,133,382)	678,979	(1,358,069)
Emerging Markets Targeted Value Portfolio	4,020	3,675	—	(16,252)	(8,557)
Emerging Markets ex China Core Equity Portfolio	105	—	(9,242)	(87,455)	(96,592)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Large Cap International Portfolio	$472,554	$472,554
International Core Equity Portfolio	913,989	913,989
United Kingdom Small Company Portfolio	2,765	2,765
Continental Small Company Portfolio	25,916	25,916
DFA International Real Estate Securities Portfolio	657,909	657,909
DFA International Small Cap Value Portfolio	57,347	57,347
International Vector Equity Portfolio	12,557	12,557
International High Relative Profitability Portfolio	55,801	55,801
World ex U.S. Value Portfolio	9,831	9,831
World ex U.S. Core Equity Portfolio	29,962	29,962
World ex U.S. Targeted Value Portfolio	12,457	12,457
Emerging Markets Value Portfolio	1,360,368	1,360,368
Emerging Markets Core Equity Portfolio	2,133,382	2,133,382
Emerging Markets ex China Core Equity Portfolio	9,242	9,242

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During the year ended October 31, 2022, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

International Core Equity Portfolio	$351,020
World ex U.S. Value Portfolio	49
World ex U.S. Core Equity Portfolio	70,379
Emerging Markets Value Portfolio	349,233
Emerging Markets Core Equity Portfolio	14,600

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap International Portfolio	$4,283,233	$1,864,455	$(216,498)	$1,647,957
International Core Equity Portfolio	26,435,357	8,155,002	(2,687,110)	5,467,892
Global Small Company Portfolio	82,907	6,969	(300)	6,669
International Small Company Portfolio	10,087,613	1,110,942	(154,178)	956,764
Japanese Small Company Portfolio	235,353	24,635	—	24,635
Asia Pacific Small Company Portfolio	270,374	—	(39,995)	(39,995)
United Kingdom Small Company Portfolio	22,182	1,479	—	1,479
Continental Small Company Portfolio	646,675	120,149	—	120,149
DFA International Real Estate Securities Portfolio	5,563,735	601,078	(935,214)	(334,136)
DFA Global Real Estate Securities Portfolio	8,405,411	1,080,915	(1,171,987)	(91,072)
DFA International Small Cap Value Portfolio	10,265,199	2,239,073	(1,090,554)	1,148,519
International Vector Equity Portfolio	2,892,523	825,185	(247,771)	577,414
International High Relative Profitability Portfolio	1,625,803	341,014	(73,257)	267,757
World ex U.S. Value Portfolio	218,510	36,556	—	36,556
World ex U.S. Core Equity Portfolio	3,315,681	919,702	(410,569)	509,133
World ex U.S. Targeted Value Portfolio	655,998	96,044	(68,692)	27,352
World Core Equity Portfolio	785,411	288,098	—	288,098
Selectively Hedged Global Equity Portfolio	178,328	104,209	(1,013)	103,196
Emerging Markets Portfolio	3,014,058	1,523,430	—	1,523,430
Emerging Markets Small Cap Portfolio	3,737,887	339,502	—	339,502
Emerging Markets Value Portfolio	9,448,866	1,124,072	—	1,124,072
Emerging Markets Core Equity Portfolio	19,766,163	8,087,312	(3,274,865)	4,812,447
Emerging Markets Targeted Value Portfolio	214,277	37,787	(28,942)	8,845
Emerging Markets ex China Core Equity Portfolio	554,066	38,166	(62,398)	(24,232)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

130

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended		Year Ended
	April 30, 2023		October 31, 2022
	(Unaudited)
	Amount	Shares	Amount	Shares
Emerging Markets Value Portfolio
Class R2 Shares
Shares Issued	$2,939	110	$3,651	126
Shares Issued in Lieu of Cash Distributions	222	8	643	24
Shares Redeemed	(403)	(15)	(1,372)	(47)

Net Increase (Decrease) — Class R2 Shares	$2,758	103	$2,922	103

Institutional Class Shares
Shares Issued	$539,653	19,976	$1,869,015	64,765
Shares Issued in Lieu of Cash Distributions	154,432	5,754	535,904	19,754
Shares Redeemed	(1,353,805)	(50,381)	(3,126,872)	(106,882)

Net Increase (Decrease) — Institutional Class Shares	$(659,720)	(24,651)	$(721,953)	(22,363)

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Portfolios that have significant exposure to certain countries, such as the United Kingdom Small Company Portfolio’s Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

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2. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2023 was as follows (amounts in thousands):

	Forward
	Currency
	Contracts*	Futures**
Large Cap International Portfolio	$—	$39,801
International Core Equity Portfolio	—	240,493
International Small Company Portfolio	—	78,782
DFA International Real Estate Securities Portfolio	—	33,972
DFA Global Real Estate Securities Portfolio	—	4,607
DFA International Small Cap Value Portfolio	—	107,527
International Vector Equity Portfolio	—	22,434
International High Relative Profitability Portfolio	—	88
World ex U.S. Core Equity Portfolio	—	29,065
World ex U.S. Targeted Value Portfolio	—	1,161
Selectively Hedged Global Equity Portfolio	79,444	3,500
Emerging Markets Core Equity Portfolio	—	193,407
Emerging Markets Targeted Value Portfolio	—	1,148
Emerging Markets ex China Core Equity Portfolio	—	1,568

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

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The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value	Forward
	at	Currency	Equity
	April 30, 2023	Contracts (1)	Contracts *,(2)
Large Cap International Portfolio	$1,461	—	$1,461
International Core Equity Portfolio	12,598	—	12,598
International Small Company Portfolio	4,276	—	4,276
DFA International Real Estate Securities Portfolio	426	—	426
DFA International Small Cap Value Portfolio	4,476	—	4,476
International Vector Equity Portfolio	1,158	—	1,158
International High Relative Profitability Portfolio	13	—	13
World ex U.S. Core Equity Portfolio	1,504	—	1,504
World ex U.S. Targeted Value Portfolio	3	—	3
Selectively Hedged Global Equity Portfolio	745	$566	179
Emerging Markets Core Equity Portfolio	9,064	—	9,064
Emerging Markets Targeted Value Portfolio	66	—	66

Liability Derivatives Value
	Total Value	Forward
	at	Currency
	April 30, 2023	Contracts (3)
Selectively Hedged Global Equity Portfolio	$(1,013)	$(1,013)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

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The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2023 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
		Forward
		Currency	Equity
	Total	Contracts (1)	Contracts (2)
Large Cap International Portfolio	$4,681	—	$4,681
International Core Equity Portfolio	6,001	—	6,001
International Small Company Portfolio	6,269	—	6,269
DFA International Real Estate Securities Portfolio	1,433	—	1,433
DFA Global Real Estate Securities Portfolio	957	—	957
DFA International Small Cap Value Portfolio	4,667	—	4,667
International Vector Equity Portfolio	502	—	502
International High Relative Profitability Portfolio	134	—	134
World ex U.S. Core Equity Portfolio	1,181	—	1,181
World ex U.S. Targeted Value Portfolio	128	—	128
Selectively Hedged Global Equity Portfolio	(3,708)	$(3,602)	(106)
Emerging Markets Core Equity Portfolio	8,352	—	8,352
Emerging Markets Targeted Value Portfolio	100	—	100
Emerging Markets ex China Core Equity Portfolio	356	—	356

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Forward
		Currency	Equity
	Total	Contracts (3)	Contracts (4)
Large Cap International Portfolio	$29	—	$29
International Core Equity Portfolio	6,702	—	6,702
International Small Company Portfolio	1,864	—	1,864
DFA International Real Estate Securities Portfolio	(1,155)	—	(1,155)
DFA Global Real Estate Securities Portfolio	(1,144)	—	(1,144)
DFA International Small Cap Value Portfolio	1,053	—	1,053
International Vector Equity Portfolio	719	—	719
International High Relative Profitability Portfolio	13	—	13
World ex U.S. Core Equity Portfolio	637	—	637
World ex U.S. Targeted Value Portfolio	3	—	3
Selectively Hedged Global Equity Portfolio	(240)	$(551)	311
Emerging Markets Core Equity Portfolio	3,333	—	3,333
Emerging Markets Targeted Value Portfolio	66	—	66

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

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Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2023 (amounts in thousands):

		Net	Gross Amounts Not					Net	Gross Amounts Not
		Amounts	Offset in the					Amounts	Offset in the
		of	Statements of Assets					of	Statements of Assets
		Assets	and Liabilities					Liabilities	and Liabilities
		Presented						Presented
	Gross	in the					Gross	in the
	Amounts of	Statements					Amounts of	Statements
	Recognized	of Assets	Financial	Non-Cash	Cash	Net	Recognized	of Assets	Financial	Non-Cash	Cash	Net
	Assets	and	Instruments	Collateral	Collateral	Amount	Liabilities	and	Instruments	Collateral	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	Received	(c)	(a)	Liabilities	(d)	Pledged	Pledged	(e)

	Assets						Liabilities
Selectively Hedged Global Equity Portfolio Citibank, N.A.	$100	$100	$(18)	—	—	$82	$18	$18	$(18)	—	—	—
State Street Bank and Trust	39	39	(39)	—	—	—	883	883	(39)	—	—	$844
HSBC Bank	31	31	(31)	—	—	—	31	31	(31)	—	—	—
Bank of America Corp.	4	4	(4)	—	—	—	81	81	(4)	—	—	77
Australia & New Zealand Banking Group Ltd.	392	392	—	—	—	392	—	—	—	—	—	—

Total	$566	$566	$(92)	—	—	$474	$1,013	$1,013	$(92)	—	—	$921

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment

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limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

For the six months ended April 30, 2023, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2023
Large Cap International Portfolio	5.19%	$2,460	7	$2	$9,549	—
International Core Equity Portfolio	5.01%	1,744	17	4	15,684	—
Global Small Company Portfolio	4.97%	70	19	—	172	—
DFA International Real Estate Securities Portfolio	4.84%	15,177	9	17	73,588	—
DFA Global Real Estate Securities Portfolio	4.91%	7,208	15	14	17,333	$2,755
DFA International Small Cap Value Portfolio	5.10%	1,632	24	6	11,643	—
International Vector Equity Portfolio	4.83%	1,977	4	1	3,907	—
International High Relative Profitability Portfolio	5.13%	2,043	124	35	15,148	—
World ex U.S. Value Portfolio	5.27%	132	23	—	518	25
World ex U.S. Core Equity Portfolio	5.26%	1,205	14	2	3,683	—
World ex U.S. Targeted Value Portfolio	5.06%	374	35	2	1,175	382
World Core Equity Portfolio	4.87%	2,263	18	6	8,963	—
Emerging Markets Core Equity Portfolio	5.16%	1,435	3	1	3,725	—
Emerging Markets Targeted Value Portfolio	3.83%	1,586	3	1	2,297	—
Emerging Markets ex China Core Equity Portfolio	4.63%	10,471	12	16	39,932	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023, that each Portfolio’s available line of credit was used.

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Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2023, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

		Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Borrower or	Average	Average Loan	Days	Expense/	Borrowed/Loaned	Borrowings
	Lender	Interest Rate	Balance	Outstanding*	Income	During the Period	as of 04/30/2023
DFA International Real Estate Securities Portfolio	Borrower	4.19%	$37,900	4	$18	$40,150	—
DFA Global Real Estate Securities Portfolio	Borrower	4.19%	42,824	3	15	42,824	$2,755

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023 that the Portfolio utilized the interfund lending program.

J. Affiliated Trades:

Cross trades for the six months ended April 30, 2023, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

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For the six months ended April 30, 2023, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$21,702	$16,791	$(2,487)
International Core Equity Portfolio	30,540	123,798	(37,326)
DFA Global Real Estate Securities Portfolio	13,779	—	—
DFA International Small Cap Value Portfolio	141,878	95,513	24,691
International Vector Equity Portfolio	13,879	28,484	3,711
International High Relative Profitability Portfolio	2,848	29,055	(679)
World ex U.S. Core Equity Portfolio	8,665	10,884	(1,445)
World ex U.S. Targeted Value Portfolio	3,873	2,627	(493)
Emerging Markets Core Equity Portfolio	1,723	8,976	(1,681)
Emerging Markets Targeted Value Portfolio	260	281	56
Emerging Markets ex China Core Equity Portfolio	498	201	(40)

K. Securities Lending:

As of April 30, 2023, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash
Collateral
Market
Value
Large Cap International Portfolio	$35,226
International Core Equity Portfolio	275,810
DFA International Real Estate Securities Portfolio	16,729
DFA International Small Cap Value Portfolio	68,563
International Vector Equity Portfolio	32,935
International High Relative Profitability Portfolio	4,097
World ex U.S. Core Equity Portfolio	40,642
World ex U.S. Targeted Value Portfolio	3,943
Emerging Markets Core Equity Portfolio	738,503
Emerging Markets Targeted Value Portfolio	5,005
Emerging Markets ex China Core Equity Portfolio	3,045

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements
	As of April 30, 2023
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
Large Cap International Portfolio Common Stocks	$309,228	—	—	—	$309,228
International Core Equity Portfolio Common Stocks, Rights/Warrants	1,648,420	—	—	—	1,648,420
DFA International Real Estate Securities Portfolio Common Stocks	193,402	—	—	—	193,402
DFA Global Real Estate Securities Portfolio Common Stocks	165,774	—	—	—	165,774
DFA International Small Cap Value Portfolio Common Stocks	343,077	—	—	—	343,077
International Vector Equity Portfolio Common Stocks, Rights/Warrants	193,901	—	—	—	193,901
International High Relative Profitability Portfolio Common Stocks	176,725	—	—	—	176,725
World ex U.S. Core Equity Portfolio Common Stocks	174,029	—	—	—	174,029
World ex U.S. Targeted Value Portfolio Common Stocks, Preferred Stocks, Rights/Warrants	1,107	—	—	—	1,107
Emerging Markets Core Equity Portfolio Common Stocks	209,770	—	—	—	209,770
Emerging Markets Targeted Value Portfolio Common Stocks	890	—	—	—	890
Emerging Markets ex China Core Equity Portfolio Common Stocks	4,180	—	—	—	4,180

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L. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in Emerging Markets Value Portfolio Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

O. Other:

As of April 30, 2023, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
Large Cap International Portfolio-Institutional Class	4	73%
International Core Equity Portfolio-Institutional Class	4	70%
Global Small Company Portfolio-Institutional Class	4	95%
International Small Company Portfolio-Institutional Class	4	80%
Japanese Small Company Portfolio-Institutional Class	3	83%
Asia Pacific Small Company Portfolio-Institutional Class	2	90%
United Kingdom Small Company Portfolio-Institutional Class	4	91%
Continental Small Company Portfolio-Institutional Class	2	92%
DFA International Real Estate Securities Portfolio-Institutional Class	4	93%
DFA Global Real Estate Securities Portfolio-Institutional Class	3	66%
DFA International Small Cap Value Portfolio-Institutional Class	4	75%
International Vector Equity Portfolio-Institutional Class	3	83%
International High Relative Profitability Portfolio-Institutional Class	3	88%
World ex U.S. Value Portfolio-Institutional Class	6	78%
World ex U.S. Core Equity Portfolio-Institutional Class	3	73%
World ex U.S. Targeted Value Portfolio-Institutional Class	3	98%

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		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
World Core Equity Portfolio-Institutional Class	6	86%
Selectively Hedged Global Equity Portfolio-Institutional Class	3	84%
Emerging Markets Portfolio-Institutional Class	3	67%
Emerging Markets Small Cap Portfolio-Institutional Class	3	60%
Emerging Markets Value Portfolio-Class R2	1	97%
Emerging Markets Value Portfolio-Institutional Class	2	40%
Emerging Markets Core Equity Portfolio-Institutional Class	3	64%
Emerging Markets Targeted Value Portfolio-Institutional Class	3	93%
Emerging Markets ex China Core Equity Portfolio-Institutional Class	4	97%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

P. Subsequent Event Evaluations:

The Board of Directors of the Fund approved a Plan of Recapitalization pursuant to which the Class R2 shares ("Class R shares") of the Emerging Markets Value Portfolio converted into Institutional Class shares of the Portfolio (the “Recapitalization”) on June 9, 2023. The Portfolio did not accept any additional purchases of Class R shares after the close of market on June 7, 2023. As a result of the Recapitalization, shareholders holding Class R shares of the Portfolio received Institutional Class shares of the Portfolio in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following the Recapitalization, the Class R shares of the Portfolio have ceased operations.

Management has evaluated the impact of all other subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

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DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended April 30, 2023
EXPENSE TABLE

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA International Value Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$1,215.60	0.53%	$2.91
Institutional Class Shares	$1,000.00	$1,216.80	0.28%	$1.54
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,022.17	0.53%	$2.66
Institutional Class Shares	$1,000.00	$1,023.41	0.28%	$1.40

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

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DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
DFA International Value Portfolio	100.0%

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DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$8,844,638,694

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$8,844,638,694

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

145

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA International Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$8,844,639
Receivables:
Fund Shares Sold	5,203
Prepaid Expenses and Other Assets	56

Total Assets	8,849,898

LIABILITIES:
Payables:
Fund Shares Redeemed	8,150
Due to Advisor	360
Accrued Expenses and Other Liabilities	111

Total Liabilities	8,621

NET ASSETS	$8,841,277

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $4,893 and shares outstanding of 252,250	$19.40

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares — based on net assets of $8,836,384 and shares outstanding of 454,024,447	$19.46

NUMBER OF SHARES AUTHORIZED	1,500,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$7,853,093
Total Distributable Earnings (Loss)	988,184

NET ASSETS	$8,841,277

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

DFA International Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $21,763)	$193,340
Interest	119
Income from Securities Lending	2,591
Expenses Allocated from Affiliated Investment Companies	(8,745)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	187,305

Fund Expenses
Investment Management Fees	10,466
Accounting & Transfer Agent Fees	496
Shareholder Servicing Fees Class R2 Shares	5
Filing Fees	126
Shareholders’ Reports	112
Directors’/Trustees’ Fees & Expenses	33
Professional Fees	36
Other	18

Total Fund Expenses	11,292

Fees Waived, Expenses Reimbursed by Advisor (Note C)
Class R2 Shares	4
Institutional Class Shares	8,369

Net Expenses	2,919

Net Investment Income (Loss)	184,386

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	50,059
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	1,368,938

Net Realized and Unrealized Gain (Loss)	1,418,997

Net Increase (Decrease) in Net Assets Resulting from Operations.	$1,603,383

**	Net of foreign capital gain taxes withheld of $0.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value
	Portfolio***
	Six Months	Year
	Ended	Ended
	Apr 30,	Oct 31,
	2023	2022
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$184,386	$350,567
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	50,059	(7,444)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	1,368,938	(1,569,559)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,603,383	(1,226,436)

Distributions:
Class R2 Shares	(43)	(78)
Institutional Class Shares	(101,396)	(402,623)

Total Distributions	(101,439)	(402,701)

Capital Share Transactions (1):
Shares Issued	639,619	2,471,605
Shares Issued in Lieu of Cash Distributions	99,705	396,749
Shares Redeemed	(893,913)	(2,059,528)

Net Increase (Decrease) from Capital Share Transactions	(154,589)	808,826

Total Increase (Decrease) in Net Assets	1,347,355	(820,311)
Net Assets
Beginning of Period	7,493,922	8,314,233

End of Period	$8,841,277	$7,493,922

(1) Shares Issued and Redeemed:
Shares Issued	34,786	134,715
Shares Issued in Lieu of Cash Distributions	5,517	22,689
Shares Redeemed	(48,982)	(114,398)

Net Increase (Decrease) from Shares Issued and Redeemed	(8,679)	43,006

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

148

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$16.14		$19.74	$13.50	$17.13	$17.68	$19.89

Income from Investment Operations (A)
Net Investment Income (Loss)	0.41		0.78	0.62	0.38	0.58	0.54
Net Gains (Losses) on Securities (Realized and Unrealized)	3.05		(3.49)	6.17	(3.61)	(0.10)	(2.21)

Total from Investment Operations	3.46		(2.71)	6.79	(3.23)	0.48	(1.67)

Less Distributions:
Net Investment Income	(0.20)		(0.85)	(0.55)	(0.40)	(0.51)	(0.54)
Net Realized Gains	—		(0.04)	—	—	(0.52)	—

Total Distributions	(0.20)		(0.89)	(0.55)	(0.40)	(1.03)	(0.54)

Net Asset Value, End of Period	$19.40		$16.14	$19.74	$13.50	$17.13	$17.68

Total Return	21.56	%(B)	(13.98%)	50.55%	(19.08%)	3.13%	(8.59%)

Net Assets, End of Period (thousands)	$4,893		$1,425	$1,753	$835	$1,191	$1,477
Ratio of Expenses to Average Net Assets (E)	0.53	%(C)	0.42%	0.60%	0.65%	0.69%	0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (E)	0.73	%(C)	0.62%	0.80%	0.85%	0.89%	0.88%
Ratio of Net Investment Income to Average Net Assets	4.41	%(C)	4.26%	3.31%	2.56%	3.43%	2.72%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

149

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$16.19		$19.80	$13.54	$17.18	$17.74	$19.94

Income from Investment Operations (A)
Net Investment Income (Loss)	0.40		0.79	0.62	0.38	0.63	0.60
Net Gains (Losses) on Securities (Realized and Unrealized)	3.09		(3.49)	6.23	(3.58)	(0.11)	(2.21)

Total from Investment Operations	3.49		(2.70)	6.85	(3.20)	0.52	(1.61)

Less Distributions:
Net Investment Income	(0.22)		(0.87)	(0.59)	(0.44)	(0.56)	(0.59)
Net Realized Gains	—		(0.04)	—	—	(0.52)	—

Total Distributions	(0.22)		(0.91)	(0.59)	(0.44)	(1.08)	(0.59)

Net Asset Value, End of Period	$19.46		$16.19	$19.80	$13.54	$17.18	$17.74

Total Return	21.68	%(B)	(13.90%)	50.90%	(18.87%)	3.37%	(8.32%)

Net Assets, End of Period (thousands)	$8,836,384		$7,492,497	$8,312,480	$6,557,488	$9,173,478	$9,421,965
Ratio of Expenses to Average Net Assets (E)	0.28	%(C)	0.30%	0.36%	0.40%	0.44%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (E)	0.48	%(C)	0.50%	0.56%	0.60%	0.64%	0.63%
Ratio of Net Investment Income to Average Net Assets	4.40	%(C)	4.30%	3.36%	2.57%	3.70%	3.01%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

150

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, the DFA International Value Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of April 30, 2023, the Portfolio owned 71% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2023, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA International Value Portfolio	0.25%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. A portion of the Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2024, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Portfolio, as described in the notes below, will remain in effect permanently, unless terminated by the Portfolio. During the six months ended April 30, 2023, the Portfolio had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2023, are also reflected below (amounts in thousands). At any time that the Annualized

152

Expense Ratio (defined below) of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Advisor, however, will not be reimbursed by the Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

					Previously
			Recovery		Waived Fees/
	Expense	Total	of Previously	Waived Fees/	Expenses Assumed
	Limitation	Management	Waived Fees/	Expenses	Subject to Future
Institutional Class Shares	Amount	Fee Limit	Expenses Assumed	Assumed	Recovery
DFA International Value Portfolio (1)	—	0.25%	—	$8,369	—
Class R2 Shares
DFA International Value Portfolio (2)	0.79%	0.25%	—	4	—

(1)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.30%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%.

(2)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.30%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amounts paid by the Fund to the CCO were $7 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA International Value Portfolio	$112

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

153

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio
2021	$258,456	—	—	$258,456
2022	402,701	—	—	402,701

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Value Portfolio	$(769)	—	$(769)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA International Value Portfolio	$31,309	—	$(11,138)	$(533,823)	$(513,652)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA International Value Portfolio	$11,138	$11,138

During the year ended October 31, 2022, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

154

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Value Portfolio	$8,005,690	$858,617	—	$858,617

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended		Year Ended
	April 30, 2023		October 31, 2022
	(Unaudited)
	Amount	Shares	Amount	Shares
DFA International Value Portfolio
Class R2 Shares
Shares Issued	$3,321	185	$712	37
Shares Issued in Lieu of Cash Distributions	43	2	77	4
Shares Redeemed	(438)	(23)	(787)	(42)

Net Increase (Decrease) — Class R2 Shares	$2,926	164	$2	(1)

Institutional Class Shares
Shares Issued	$636,298	34,601	$2,470,893	134,678
Shares Issued in Lieu of Cash Distributions	99,662	5,515	396,672	22,685
Shares Redeemed	(893,475)	(48,959)	(2,058,741)	(114,356)

Net Increase (Decrease) — Institutional Class Shares	$(157,515)	(8,843)	$808,824	43,007

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio’s Class R2 Shares.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

155

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

J. Other:

As of April 30, 2023, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA International Value Portfolio-Class R2	3	91%
DFA International Value Portfolio-Institutional Class	4	70%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

K. Subsequent Event Evaluations:

The Board of Directors of the Fund approved a Plan of Recapitalization pursuant to which the Class R2 shares (“Class R shares”) of the DFA International Value Portfolio converted into Institutional Class shares of the Portfolio (the “Recapitalization”) on June 9, 2023. The Portfolio did not accept any additional purchases of Class R shares after the close of market on June 7, 2023. As a result of the Recapitalization, shareholders holding Class R shares of the Portfolio received Institutional Class shares of the Portfolio in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following the Recapitalization, the Class R shares of the Portfolio have ceased operations.

Management has evaluated the impact of all other subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

156

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended April 30, 2023
EXPENSE TABLES
	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$1,217.20	0.21%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,200.60	0.12%	$0.65
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60

157

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,138.60	0.13%	$0.69
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.13%	$0.65
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,254.80	0.12%	$0.67
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,258.60	0.12%	$0.67
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60
The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,100.50	0.11%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55
The Emerging Markets Series
Actual Fund Return	$1,000.00	$1,174.40	0.15%	$0.81
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75
The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$1,165.10	0.26%	$1.40
Hypothetical 5% Annual Return	$1,000.00	$1,023.51	0.26%	$1.30

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

158

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series
Communication Services	3.7%
Consumer Discretionary	12.5%
Consumer Staples	4.7%
Energy	14.1%
Financials	28.4%
Health Care	6.8%
Industrials	11.4%
Information Technology	1.3%
Materials	13.8%
Real Estate	2.3%
Utilities	1.0%

100.0%

The Japanese Small Company Series
Communication Services	2.3%
Consumer Discretionary	14.8%
Consumer Staples	8.2%
Energy	0.8%
Financials	8.9%
Health Care	5.0%
Industrials	29.5%
Information Technology	14.7%
Materials	12.6%
Real Estate	1.4%
Utilities	1.8%

100.0%

The Asia Pacific Small Company Series
Communication Services	5.8%
Consumer Discretionary	20.8%
Consumer Staples	7.2%
Energy	3.5%
Financials	13.0%
Health Care	5.9%
Industrials	12.3%
Information Technology	6.4%
Materials	16.7%
Real Estate	7.7%
Utilities	0.7%

100.0%

159

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The United Kingdom Small Company Series
Communication Services	3.7%
Consumer Discretionary	18.7%
Consumer Staples	8.0%
Energy	3.9%
Financials	19.0%
Health Care	4.6%
Industrials	23.3%
Information Technology	6.9%
Materials	5.3%
Real Estate	3.2%
Utilities	3.4%
100.0%

The Continental Small Company Series
Communication Services	4.6%
Consumer Discretionary	8.6%
Consumer Staples	4.6%
Energy	3.3%
Financials	17.2%
Health Care	5.5%
Industrials	27.6%
Information Technology	11.3%
Materials	8.8%
Real Estate	4.6%
Utilities	3.9%
100.0%

The Canadian Small Company Series
Communication Services	1.0%
Consumer Discretionary	5.6%
Consumer Staples	5.2%
Energy	23.8%
Financials	8.6%
Health Care	2.1%
Industrials	13.5%
Information Technology	3.0%
Materials	26.8%
Real Estate	3.0%
Utilities	7.4%
100.0%

The Emerging Markets Series
Communication Services	8.9%
Consumer Discretionary	11.0%
Consumer Staples	6.4%
Energy	5.6%
Financials	21.1%
Health Care	3.8%
Industrials	7.4%
Information Technology	19.7%
Materials	11.3%
Real Estate	2.1%
Utilities	2.7%
100.0%

The Emerging Markets Small Cap Series
Communication Services	3.7%
Consumer Discretionary	12.9%
Consumer Staples	6.9%
Energy	1.8%
Financials	9.5%
Health Care	8.3%
Industrials	16.5%
Information Technology	15.8%
Materials	14.5%
Real Estate	5.7%
Utilities	4.4%
100.0%

160

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.4%)
AUSTRALIA — (6.4%)
# Australia & New Zealand Banking Group Ltd.	7,347,638	$119,312,644	1.0%
National Australia Bank Ltd.	5,228,713	100,658,739	0.8%
Westpac Banking Corp.	5,452,138	81,614,010	0.7%
# Woodside Energy Group Ltd.	3,559,994	80,777,414	0.7%
Other Securities		436,309,477	3.4%

TOTAL AUSTRALIA		818,672,284	6.6%

AUSTRIA — (0.1%)
Other Securities		9,086,922	0.1%

BELGIUM — (0.7%)
Other Securities		83,578,400	0.7%

CANADA — (8.9%)
Bank of Montreal	1,331,345	120,074,006	1.0%
Bank of Nova Scotia	589,160	29,409,079	0.2%
# Bank of Nova Scotia	2,113,499	105,484,735	0.8%
Canadian Imperial Bank of Commerce	1,446,994	60,662,995	0.5%
# Fairfax Financial Holdings Ltd.	96,097	67,154,770	0.5%
# Nutrien Ltd.	1,029,988	71,481,153	0.6%
Suncor Energy, Inc.	2,013,309	63,056,838	0.5%
# Teck Resources Ltd., Class B	2,050,761	95,565,463	0.8%
Other Securities		513,004,609	4.2%

TOTAL CANADA		1,125,893,648	9.1%

CHINA — (0.0%)
Other Security		717,299	0.0%

DENMARK — (1.9%)
DSV AS	379,252	71,376,093	0.6%
Other Securities		170,591,873	1.4%

TOTAL DENMARK		241,967,966	2.0%

FINLAND — (0.9%)
Other Securities		118,379,324	1.0%

FRANCE — (11.1%)
AXA SA	2,528,587	82,533,543	0.7%
BNP Paribas SA	1,819,966	117,594,218	1.0%
Cie de Saint-Gobain	1,784,858	103,333,825	0.8%
Cie Generale des Etablissements Michelin SCA	2,521,000	80,287,773	0.6%
Engie SA	3,701,762	59,244,062	0.5%
Orange SA	7,137,374	92,899,451	0.8%
Sanofi	899,474	96,934,773	0.8%
# TotalEnergies SE	6,840,726	437,121,783	3.5%
Other Securities		339,188,987	2.7%

TOTAL FRANCE		1,409,138,415	11.4%

161

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.9%)
BASF SE	1,843,128	$95,334,201	0.8%
Bayer AG	2,060,836	136,007,516	1.1%
Bayerische Motoren Werke AG	942,197	105,605,576	0.9%
Mercedes-Benz Group AG	2,636,283	205,593,184	1.7%
Other Securities		335,202,388	2.6%

TOTAL GERMANY		877,742,865	7.1%

HONG KONG — (2.0%)
Other Securities		259,018,248	2.1%

IRELAND — (0.5%)
Other Securities		63,016,899	0.5%

ISRAEL — (0.5%)
Other Securities		63,848,848	0.5%

ITALY — (2.1%)
UniCredit SpA	4,159,978	82,431,948	0.7%
Other Securities		183,410,120	1.4%

TOTAL ITALY		265,842,068	2.1%

JAPAN — (18.4%)
Honda Motor Co. Ltd.	3,522,000	93,414,082	0.8%
Mitsubishi Corp.	2,121,600	78,660,133	0.6%
Mitsubishi UFJ Financial Group, Inc.	10,193,750	63,808,114	0.5%
Takeda Pharmaceutical Co. Ltd.	2,361,071	78,291,072	0.6%
Toyota Motor Corp.	7,342,850	100,817,505	0.8%
Other Securities		1,915,874,650	15.5%

TOTAL JAPAN		2,330,865,556	18.8%

NETHERLANDS — (3.4%)
ING Groep NV	4,971,616	61,659,410	0.5%
Koninklijke Ahold Delhaize NV	4,003,663	137,664,548	1.1%
Other Securities		231,880,031	1.9%

TOTAL NETHERLANDS		431,203,989	3.5%

NEW ZEALAND — (0.2%)
Other Securities		26,318,317	0.2%

NORWAY — (0.8%)
Other Securities		106,553,986	0.9%

PORTUGAL — (0.1%)
Other Securities		15,234,444	0.1%

SINGAPORE — (1.0%)
Other Securities		131,844,943	1.1%

SPAIN — (2.1%)
Banco Santander SA	35,812,913	125,813,514	1.0%
Banco Santander SA, Sponsored ADR	219,342	761,117	0.0%
Repsol SA	4,381,555	64,363,729	0.5%

162

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$73,621,975	0.6%

TOTAL SPAIN		264,560,335	2.1%

SWEDEN — (2.5%)
Other Securities		310,728,436	2.5%

SWITZERLAND — (10.1%)
Cie Financiere Richemont SA, Class A	922,306	152,457,909	1.2%
Holcim AG	997,555	65,911,175	0.5%
Novartis AG	1,706,093	174,522,856	1.4%
Novartis AG, Sponsored ADR	1,596,183	163,720,490	1.3%
Swisscom AG	94,854	65,122,052	0.5%
UBS Group AG	6,030,163	122,729,290	1.0%
#* UBS Group AG	1,233,581	24,980,015	0.2%
Zurich Insurance Group AG	348,909	169,204,186	1.4%
Other Securities		340,534,735	2.8%

TOTAL SWITZERLAND		1,279,182,708	10.3%

UNITED KINGDOM — (13.8%)
BP PLC	7,690,578	51,596,045	0.4%
BP PLC, Sponsored ADR	1,984,603	79,939,809	0.6%
British American Tobacco PLC	3,024,009	111,724,417	0.9%
British American Tobacco PLC, Sponsored ADR	838,885	31,080,689	0.2%
Glencore PLC	14,403,738	85,020,005	0.7%
HSBC Holdings PLC	13,535,003	97,551,453	0.8%
# HSBC Holdings PLC, Sponsored ADR	2,324,211	83,787,806	0.7%
Lloyds Banking Group PLC	164,752,825	100,090,742	0.8%
Shell PLC	307,658	9,453,763	0.1%
Shell PLC, ADR	9,015,405	558,774,802	4.5%
Vodafone Group PLC	51,300,878	61,618,782	0.5%
Other Securities		486,245,042	4.0%

TOTAL UNITED KINGDOM		1,756,883,355	14.2%

TOTAL COMMON STOCKS		11,990,279,255	96.9%

PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
Volkswagen AG	489,153	66,793,721	0.6%
Other Securities		33,287,172	0.2%

TOTAL GERMANY		100,080,893	0.8%

TOTAL INVESTMENT SECURITIES (Cost $10,444,124,118)		12,090,360,148

		Value†
SECURITIES LENDING COLLATERAL — (4.8%)
@§ The DFA Short Term Investment Fund	52,997,021	613,016,538	5.0%

TOTAL INVESTMENTS—(100.0%) (Cost $11,057,042,247)		$12,703,376,686	102.7%

163

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of April 30, 2023, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	603	06/16/23	$120,865,744	$126,283,275	$5,417,531

Total Futures Contracts			$120,865,744	$126,283,275	$5,417,531

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$818,672,284	—	$818,672,284
Austria	—	9,086,922	—	9,086,922
Belgium	—	83,578,400	—	83,578,400
Canada	$1,125,893,648	—	—	1,125,893,648
China	—	717,299	—	717,299
Denmark	—	241,967,966	—	241,967,966
Finland	5,577,116	112,802,208	—	118,379,324
France	—	1,409,138,415	—	1,409,138,415
Germany	16,328,138	861,414,727	—	877,742,865
Hong Kong	—	259,018,248	—	259,018,248
Ireland	35,342,775	27,674,124	—	63,016,899
Israel	10,447,758	53,401,090	—	63,848,848
Italy	36,403,811	229,438,257	—	265,842,068
Japan	18,847,628	2,312,017,928	—	2,330,865,556
Netherlands	32,553,124	398,650,865	—	431,203,989
New Zealand	—	26,318,317	—	26,318,317
Norway	—	106,553,986	—	106,553,986
Portugal	—	15,234,444	—	15,234,444
Singapore	—	131,844,943	—	131,844,943
Spain	9,758,988	254,801,347	—	264,560,335
Sweden	—	310,728,436	—	310,728,436
Switzerland	238,383,754	1,040,798,954	—	1,279,182,708
United Kingdom	853,715,657	903,167,698	—	1,756,883,355
Preferred Stocks
Germany	—	100,080,893	—	100,080,893
Securities Lending Collateral	—	613,016,538	—	613,016,538
Futures Contracts**	5,417,531	—	—	5,417,531

TOTAL	$2,388,669,928	$10,320,124,289	—	$12,708,794,217

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

164

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (2.3%)
Other Securities		$66,138,067	2.3%

CONSUMER DISCRETIONARY — (14.6%)
DCM Holdings Co. Ltd.	701,800	7,351,578	0.3%
NHK Spring Co. Ltd.	915,656	6,788,787	0.2%
Resorttrust, Inc.	514,664	8,498,548	0.3%
Other Securities		397,277,204	13.8%

TOTAL CONSUMER DISCRETIONARY		419,916,117	14.6%

CONSUMER STAPLES — (8.1%)
Milbon Co. Ltd.	165,752	6,988,498	0.3%
Nissui Corp.	1,771,500	7,745,841	0.3%
Pigeon Corp.	610,125	9,500,603	0.3%
Other Securities		209,354,057	7.2%

TOTAL CONSUMER STAPLES		233,588,999	8.1%

ENERGY — (0.8%)
Japan Petroleum Exploration Co. Ltd.	215,300	7,163,958	0.3%
Other Securities		14,677,363	0.5%

TOTAL ENERGY		21,841,321	0.8%

FINANCIALS — (8.8%)
Fuyo General Lease Co. Ltd.	97,900	7,164,831	0.3%
Gunma Bank Ltd.	2,072,540	7,097,274	0.3%
Hachijuni Bank Ltd.	1,557,300	6,976,872	0.2%
Hirogin Holdings, Inc.	1,509,400	7,485,891	0.3%
Iyogin Holdings, Inc.	1,256,518	7,357,269	0.3%
JAFCO Group Co. Ltd.	533,900	6,803,010	0.2%
Kyushu Financial Group, Inc.	1,975,137	7,119,870	0.3%
Yamaguchi Financial Group, Inc.	1,237,672	7,610,110	0.3%
Other Securities		195,976,483	6.6%

TOTAL FINANCIALS		253,591,610	8.8%

HEALTH CARE — (4.9%)
Other Securities		140,699,316	4.9%

INDUSTRIALS — (29.0%)
Daiseki Co. Ltd.	286,755	8,204,170	0.3%
DMG Mori Co. Ltd.	731,800	11,740,020	0.4%
EXEO Group, Inc.	414,900	7,698,514	0.3%
Furukawa Electric Co. Ltd.	418,600	7,663,927	0.3%
GS Yuasa Corp.	393,683	6,928,722	0.2%
# Hazama Ando Corp.	1,150,400	7,594,142	0.3%
Inaba Denki Sangyo Co. Ltd.	319,300	7,131,870	0.3%
Mabuchi Motor Co. Ltd.	252,834	7,135,527	0.3%
Meitec Corp.	478,200	8,080,604	0.3%
Mirait One Corp.	565,135	7,019,729	0.3%
Nagase & Co. Ltd.	584,600	9,210,466	0.3%
Nichias Corp.	378,700	7,658,984	0.3%

165

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Nikkon Holdings Co. Ltd.	369,900	$7,168,059	0.3%
OSG Corp.	526,900	7,401,733	0.3%
Outsourcing, Inc.	731,600	7,452,495	0.3%
Ushio, Inc.	600,400	7,468,712	0.3%
Other Securities		710,371,189	24.3%

TOTAL INDUSTRIALS		835,928,863	29.1%

INFORMATION TECHNOLOGY — (14.4%)
Anritsu Corp.	851,999	7,801,334	0.3%
Citizen Watch Co. Ltd.	1,550,700	8,580,554	0.3%
Daiwabo Holdings Co. Ltd.	574,800	10,846,024	0.4%
Macnica Holdings, Inc.	326,750	8,979,183	0.3%
Maruwa Co. Ltd.	55,400	7,064,880	0.3%
NET One Systems Co. Ltd.	327,200	7,714,843	0.3%
Nippon Electric Glass Co. Ltd.	359,436	6,861,709	0.3%
NSD Co. Ltd.	482,660	8,879,198	0.3%
Sanken Electric Co. Ltd.	126,500	9,501,356	0.3%
Tokyo Seimitsu Co. Ltd.	232,600	8,581,078	0.3%
Topcon Corp.	663,300	9,448,169	0.3%
Other Securities		321,400,100	11.1%

TOTAL INFORMATION TECHNOLOGY		415,658,428	14.5%

MATERIALS — (12.4%)
ADEKA Corp.	507,000	8,561,947	0.3%
Asahi Holdings, Inc.	472,200	6,951,864	0.3%
Mitsui Mining & Smelting Co. Ltd.	345,600	8,229,716	0.3%
Sumitomo Bakelite Co. Ltd.	194,100	7,422,961	0.3%
Taiheiyo Cement Corp.	447,300	8,020,596	0.3%
Tokai Carbon Co. Ltd.	919,200	8,353,418	0.3%
UBE Corp.	611,100	9,694,127	0.3%
Other Securities		301,612,764	10.4%

TOTAL MATERIALS		358,847,393	12.5%

REAL ESTATE — (1.3%)
Other Securities		38,956,963	1.3%

UTILITIES — (1.7%)
Nippon Gas Co. Ltd.	676,700	9,516,090	0.3%
Other Securities		40,933,865	1.4%

TOTAL UTILITIES		50,449,955	1.7%

TOTAL COMMON STOCKS (Cost $2,744,626,758)		2,835,617,032	98.6%

		Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	4,342,848	50,233,722	1.8%

TOTAL INVESTMENTS—(100.0%) (Cost $2,794,859,089)		$2,885,850,754	100.4%

166

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$66,138,067	—	$66,138,067
Consumer Discretionary	—	419,916,117	—	419,916,117
Consumer Staples	—	233,588,999	—	233,588,999
Energy	—	21,841,321	—	21,841,321
Financials	—	253,591,610	—	253,591,610
Health Care	—	140,699,316	—	140,699,316
Industrials	—	835,928,863	—	835,928,863
Information Technology	—	415,658,428	—	415,658,428
Materials	—	358,847,393	—	358,847,393
Real Estate	—	38,956,963	—	38,956,963
Utilities	—	50,449,955	—	50,449,955
Securities Lending Collateral	—	50,233,722	—	50,233,722

TOTAL	—	$2,885,850,754	—	$2,885,850,754

See accompanying Notes to Financial Statements.

167

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.2%)
AUSTRALIA — (61.7%)
	AMP Ltd.	13,156,282	$9,946,900	0.8%
	Ansell Ltd.	654,057	11,639,006	0.9%
#	ARB Corp. Ltd.	498,463	10,648,592	0.8%
	AUB Group Ltd.	762,060	13,966,594	1.1%
	Bapcor Ltd.	2,107,733	9,197,290	0.7%
	Beach Energy Ltd.	9,561,631	9,411,404	0.7%
*	Bellevue Gold Ltd.	8,307,472	7,798,670	0.6%
#	Breville Group Ltd.	627,990	8,627,006	0.7%
#	Corporate Travel Management Ltd.	729,339	10,204,367	0.8%
	CSR Ltd.	3,176,445	11,119,852	0.9%
#*	De Grey Mining Ltd.	7,594,615	8,151,399	0.6%
	Downer EDI Ltd.	4,211,433	9,963,128	0.8%
	Eagers Automotive Ltd.	899,116	8,490,776	0.7%
#*	Flight Centre Travel Group Ltd.	786,266	10,325,038	0.8%
	Gold Road Resources Ltd.	7,631,631	9,495,915	0.7%
	# GUD Holdings Ltd.	1,059,688	6,759,691	0.5%
	Healius Ltd.	3,465,521	6,886,991	0.5%
	HUB24 Ltd.	481,265	9,099,942	0.7%
	Insignia Financial Ltd.	4,424,048	8,780,707	0.7%
	IPH Ltd.	1,357,005	7,340,955	0.6%
	IRESS Ltd.	1,180,193	8,109,092	0.6%
	Lifestyle Communities Ltd.	621,484	7,036,557	0.6%
	Lovisa Holdings Ltd.	380,345	6,747,762	0.5%
	Netwealth Group Ltd.	750,336	6,818,338	0.5%
	nib holdings Ltd.	2,790,913	14,320,430	1.1%
	Nine Entertainment Co. Holdings Ltd.	6,129,428	8,454,999	0.7%
	Nufarm Ltd.	2,267,973	8,432,823	0.7%
	Orora Ltd.	5,280,211	12,068,123	0.9%
*	Paladin Energy Ltd.	16,375,142	7,202,137	0.6%
	Perpetual Ltd.	670,235	10,953,564	0.9%
	Perseus Mining Ltd.	8,455,260	12,495,963	1.0%
#*	Regis Resources Ltd.	5,024,922	7,109,934	0.6%
	Reliance Worldwide Corp. Ltd.	4,579,687	12,489,400	1.0%
*	Sandfire Resources Ltd.	3,243,721	14,132,411	1.1%
	Sims Ltd.	1,036,292	10,860,078	0.8%
*	Star Entertainment Group Ltd.	9,779,375	8,289,729	0.6%
	Super Retail Group Ltd.	1,057,351	9,542,159	0.7%
	Tabcorp Holdings Ltd.	12,158,213	8,480,529	0.7%
#*	Webjet Ltd.	2,404,516	11,891,159	0.9%
	Other Securities		428,181,856	32.9%

TOTAL AUSTRALIA			801,471,266	62.0%

CHINA — (0.1%)
	Other Securities		1,509,398	0.1%

HONG KONG — (22.4%)
	ASMPT Ltd.	1,584,800	12,459,941	1.0%
	Hysan Development Co. Ltd.	3,175,000	8,972,694	0.7%
	Kerry Properties Ltd.	3,074,500	7,932,534	0.6%
	Luk Fook Holdings International Ltd.	3,450,000	11,055,607	0.9%

168

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (Continued)
Pacific Basin Shipping Ltd.	27,975,000	$9,734,073	0.8%
PCCW Ltd.	17,803,545	9,286,827	0.7%
* SJM Holdings Ltd.	13,900,750	7,238,542	0.6%
VTech Holdings Ltd.	1,166,000	7,000,123	0.5%
Other Securities		216,993,607	16.7%

TOTAL HONG KONG		290,673,948	22.5%

NEW ZEALAND — (4.0%)
Chorus Ltd.	1,935,849	10,350,954	0.8%
Other Securities		41,585,259	3.2%

TOTAL NEW ZEALAND		51,936,213	4.0%

SINGAPORE — (11.0%)
ComfortDelGro Corp. Ltd.	9,307,100	8,331,464	0.6%
Keppel Infrastructure Trust	18,468,846	6,789,133	0.5%
Other Securities		127,137,725	9.9%

TOTAL SINGAPORE		142,258,322	11.0%

TOTAL COMMON STOCKS		1,287,849,147	99.6%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		4,888	0.0%

SINGAPORE — (0.0%)
Other Securities		15,917	0.0%

TOTAL RIGHTS/WARRANTS		20,805	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,491,730,927)		1,287,869,952

		Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	893,771	10,338,251	0.8%

TOTAL INVESTMENTS—(100.0%) (Cost $1,502,068,586)		$1,298,208,203	100.4%

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$11,954	$801,278,444	$180,868	$801,471,266
China	—	1,509,398	—	1,509,398
Hong Kong	126,997	290,237,792	309,159	290,673,948
New Zealand	—	51,936,213	—	51,936,213
Singapore	—	141,414,487	843,835	142,258,322

169

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Rights/Warrants
Australia	—	$4,888	—		$4,888
Singapore	—	15,917	—		15,917
Securities Lending Collateral	—	10,338,251	—		10,338,251

TOTAL	$138,951	$1,296,735,390	$1,333,862	^	$1,298,208,203

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

170

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (3.6%)
Moneysupermarket.com Group PLC	3,209,924	$11,084,309	0.8%
Other Securities		39,246,543	2.8%

TOTAL COMMUNICATION SERVICES		50,330,852	3.6%

CONSUMER DISCRETIONARY — (18.6%)
Bellway PLC	469,559	14,236,773	1.0%
Domino’s Pizza Group PLC	3,097,499	11,459,734	0.8%
Games Workshop Group PLC	176,924	22,083,298	1.6%
Greggs PLC	601,854	21,375,392	1.5%
Inchcape PLC	2,177,596	22,168,922	1.6%
Pets at Home Group PLC	2,837,331	13,764,926	1.0%
* Playtech PLC	1,926,086	13,981,383	1.0%
* SSP Group PLC	3,311,469	10,728,639	0.8%
Vistry Group PLC	1,351,196	13,318,478	1.0%
Other Securities		114,161,894	8.1%

TOTAL CONSUMER DISCRETIONARY		257,279,439	18.4%

CONSUMER STAPLES — (7.9%)
Britvic PLC	1,626,728	18,701,806	1.4%
Cranswick PLC	366,623	14,825,982	1.1%
* Marks & Spencer Group PLC	8,636,213	17,869,144	1.3%
Tate & Lyle PLC	2,205,560	22,615,469	1.6%
Other Securities		36,096,333	2.5%

TOTAL CONSUMER STAPLES		110,108,734	7.9%

ENERGY — (3.9%)
* Capricorn Energy PLC	4,040,365	11,138,134	0.8%
* John Wood Group PLC	3,827,355	10,860,026	0.8%
Other Securities		31,543,571	2.2%

TOTAL ENERGY		53,541,731	3.8%

FINANCIALS — (18.8%)
Beazley PLC	2,773,679	20,809,423	1.5%
Burford Capital Ltd.	954,004	12,549,014	0.9%
Direct Line Insurance Group PLC	4,937,627	10,672,414	0.8%
Hiscox Ltd.	1,189,795	17,707,904	1.3%
Lancashire Holdings Ltd.	1,661,042	12,803,047	0.9%
Man Group PLC	7,541,211	21,567,621	1.5%
OSB Group PLC	2,159,707	13,522,662	1.0%
Paragon Banking Group PLC	1,921,607	12,145,771	0.9%
Plus500 Ltd.	519,961	10,877,897	0.8%
Virgin Money UK PLC	6,472,181	12,720,410	0.9%
Other Securities		114,922,468	8.2%

TOTAL FINANCIALS		260,298,631	18.7%

HEALTH CARE — (4.6%)
CVS Group PLC	411,527	10,967,450	0.8%
* Indivior PLC	759,374	14,575,234	1.0%

171

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Mediclinic International PLC	2,400,508	$15,046,983	1.1%
Other Securities		22,517,090	1.6%

TOTAL HEALTH CARE		63,106,757	4.5%

INDUSTRIALS — (23.1%)
* Babcock International Group PLC	2,909,347	11,629,827	0.8%
Balfour Beatty PLC	3,585,302	17,278,103	1.2%
Bodycote PLC	1,222,653	10,618,330	0.8%
Diploma PLC	404,082	13,693,038	1.0%
Grafton Group PLC	1,489,341	16,244,320	1.2%
Hays PLC	9,184,503	13,176,578	0.9%
JET2 PLC	813,756	12,567,758	0.9%
Pagegroup PLC	1,947,013	11,111,478	0.8%
QinetiQ Group PLC	3,241,231	15,144,891	1.1%
Rotork PLC	4,230,857	17,436,568	1.3%
Serco Group PLC	5,743,194	10,985,807	0.8%
Travis Perkins PLC	1,194,868	14,420,454	1.0%
Other Securities		155,963,272	11.2%

TOTAL INDUSTRIALS		320,270,424	23.0%

INFORMATION TECHNOLOGY — (6.9%)
Computacenter PLC	497,525	14,423,723	1.0%
Oxford Instruments PLC	343,024	11,896,737	0.9%
Softcat PLC	665,854	11,218,824	0.8%
Spectris PLC	394,979	18,705,257	1.3%
Other Securities		39,001,164	2.8%

TOTAL INFORMATION TECHNOLOGY		95,245,705	6.8%

MATERIALS — (5.3%)
Victrex PLC	540,365	11,418,498	0.8%
Other Securities		61,417,731	4.4%

TOTAL MATERIALS		72,836,229	5.2%

REAL ESTATE — (3.2%)
Grainger PLC	4,237,552	13,786,760	1.0%
Savills PLC	961,872	11,644,384	0.8%
Other Securities		18,435,959	1.4%

TOTAL REAL ESTATE		43,867,103	3.2%

UTILITIES — (3.3%)
Drax Group PLC	2,467,126	19,549,750	1.4%
Pennon Group PLC	1,371,280	14,829,907	1.1%
Other Securities		11,719,902	0.8%

TOTAL UTILITIES		46,099,559	3.3%

TOTAL COMMON STOCKS (Cost $1,335,686,692)		1,372,985,164	98.4%

172

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	922,135	$10,666,335	0.8%

TOTAL INVESTMENTS—(100.0%) (Cost $1,346,352,864)		$1,383,651,499	99.2%

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$16,622	$50,314,230	—		$50,330,852
Consumer Discretionary	51,323	257,228,116	—		257,279,439
Consumer Staples	—	110,108,734	—		110,108,734
Energy	—	53,541,731	—		53,541,731
Financials	—	260,298,351	$280		260,298,631
Health Care	—	63,105,091	1,666		63,106,757
Industrials	—	320,270,424	—		320,270,424
Information Technology	—	95,245,705	—		95,245,705
Materials	—	72,836,229	—		72,836,229
Real Estate	—	43,867,103	—		43,867,103
Utilities	—	46,099,559	—		46,099,559
Securities Lending Collateral	—	10,666,335	—		10,666,335

TOTAL	$67,945	$1,383,581,608	$1,946	^	$1,383,651,499

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

173

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value»	Percentage of Net Assets
	COMMON STOCKS — (91.7%)
	AUSTRIA — (3.2%)
	ANDRITZ AG	438,579	$28,483,863	0.5%
Ω	BAWAG Group AG	433,516	21,144,323	0.4%
	voestalpine AG	615,510	21,340,791	0.4%
	Other Securities		111,054,078	2.2%

	TOTAL AUSTRIA		182,023,055	3.5%

	BELGIUM — (3.9%)
	Ackermans & van Haaren NV	171,688	30,199,115	0.6%
	Euronav NV	1,303,139	22,323,832	0.4%
	Other Securities		163,434,915	3.1%

	TOTAL BELGIUM		215,957,862	4.1%

	DENMARK — (6.3%)
*	Jyske Bank AS	437,851	32,012,983	0.6%
	Ringkjoebing Landbobank AS	197,625	27,795,764	0.5%
	Royal Unibrew AS	312,981	27,975,522	0.5%
	SimCorp AS	252,149	27,331,775	0.5%
	Sydbank AS	461,164	20,574,525	0.4%
	Other Securities		218,613,995	4.2%

	TOTAL DENMARK		354,304,564	6.7%

	FINLAND — (5.1%)
	Huhtamaki Oyj	631,957	22,779,534	0.4%
	Orion Oyj, Class B	600,547	28,209,551	0.5%
	Valmet Oyj	972,053	32,886,233	0.6%
	Wartsila OYJ Abp	1,942,166	22,523,555	0.4%
	Other Securities		179,180,756	3.5%

	TOTAL FINLAND		285,579,629	5.4%

	FRANCE — (10.4%)
	Alten SA	134,859	22,927,103	0.4%
	Elis SA	1,241,664	24,664,191	0.5%
	Rexel SA	1,298,768	30,084,148	0.6%
	Sopra Steria Group SACA	119,421	25,850,275	0.5%
	SPIE SA	871,653	27,206,936	0.5%
	Other Securities		452,465,169	8.6%

	TOTAL FRANCE		583,197,822	11.1%

	GERMANY — (13.6%)
	Freenet AG	931,981	26,569,857	0.5%
	Gerresheimer AG	231,069	25,178,981	0.5%
	HUGO BOSS AG	412,000	31,061,308	0.6%
	K&S AG	1,093,745	21,815,660	0.4%
	Lanxess AG	572,100	23,311,240	0.4%
	Other Securities		634,386,206	12.1%

	TOTAL GERMANY		762,323,252	14.5%

174

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets
IRELAND — (1.5%)
	Bank of Ireland Group PLC	5,135,237	$53,113,324	1.0%
	Other Securities		31,042,131	0.6%

TOTAL IRELAND			84,155,455	1.6%

ISRAEL — (2.1%)
	Other Securities		115,407,282	2.2%

ITALY — (9.0%)
	Banco BPM SpA	9,876,720	40,159,511	0.8%
#	BPER Banca	7,525,929	21,138,053	0.4%
	Brunello Cucinelli SpA	248,717	23,815,249	0.5%
	Italgas SpA	3,498,389	22,842,660	0.4%
	Leonardo SpA	2,654,010	31,627,552	0.6%
	Other Securities		366,284,618	6.9%

TOTAL ITALY			505,867,643	9.6%

NETHERLANDS — (5.1%)
	Aalberts NV	673,240	31,093,989	0.6%
	Arcadis NV	526,995	21,769,601	0.4%
	ASR Nederland NV	568,855	25,019,744	0.5%
#	BE Semiconductor Industries NV	392,853	35,362,123	0.7%
Ω	Signify NV	689,279	23,019,460	0.4%
	Other Securities		148,502,490	2.8%

TOTAL NETHERLANDS			284,767,407	5.4%

NORWAY — (2.0%)
	Other Securities		113,164,821	2.2%

PORTUGAL — (0.9%)
	Other Securities		52,683,284	1.0%

SPAIN — (5.5%)
#	Banco de Sabadell SA	36,362,876	37,897,250	0.7%
#	Bankinter SA	4,245,482	25,104,454	0.5%
	Enagas SA	1,457,648	29,183,113	0.6%
	Other Securities		217,782,530	4.1%

TOTAL SPAIN			309,967,347	5.9%

SWEDEN — (5.8%)
	Other Securities		327,993,830	6.2%

SWITZERLAND — (17.2%)
	Allreal Holding AG	123,491	21,914,594	0.4%
	Belimo Holding AG	65,574	31,647,887	0.6%
	BKW AG	161,471	27,651,374	0.5%
	Bucher Industries AG	54,010	24,323,169	0.5%
*	Dufry AG	492,648	22,774,742	0.4%
	Flughafen Zurich AG.	145,858	28,073,091	0.5%
Ω	Galenica AG	258,527	23,168,873	0.4%
	Georg Fischer AG	626,442	45,680,066	0.9%
	Helvetia Holding AG	262,788	39,311,056	0.8%
	PSP Swiss Property AG	337,750	39,773,828	0.8%
	Siegfried Holding AG	32,647	25,161,326	0.5%

175

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets
	SWITZERLAND — (Continued)
#Ω	VAT Group AG	73,622	$25,973,064	0.5%
	Other Securities		608,074,429	11.5%

TOTAL SWITZERLAND			963,527,499	18.3%

	UNITED STATES — (0.1%)
	Other Securities		3,874,050	0.1%

TOTAL COMMON STOCKS			5,144,794,802	97.8%

	PREFERRED STOCKS — (0.9%)
	GERMANY — (0.9%)
	Other Securities		48,481,829	0.9%

	RIGHTS/WARRANTS — (0.0%)
	FRANCE — (0.0%)
	Other Security		206,335	0.0%

	SPAIN — (0.0%)
	Other Securities		497,048	0.0%

TOTAL RIGHTS/WARRANTS			703,383	0.0%

	TOTAL INVESTMENT SECURITIES (Cost $4,267,220,091)		5,193,980,014

			Value†	Percentage of Net Assets‡
	SECURITIES LENDING COLLATERAL — (7.4%)
@§	The DFA Short Term Investment Fund	36,018,452	416,625,437	7.9%

	TOTAL INVESTMENTS—(100.0%) (Cost $4,683,820,954)		$5,610,605,451	106.6%

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$182,023,055	—	$182,023,055
Belgium	$4,043,710	211,914,152	—	215,957,862
Denmark	—	354,304,564	—	354,304,564
Finland	—	285,579,629	—	285,579,629
France	—	583,197,822	—	583,197,822
Germany	120,999	762,202,253	—	762,323,252
Ireland	—	84,155,455	—	84,155,455
Israel	586,594	114,820,688	—	115,407,282
Italy	—	505,867,643	—	505,867,643
Netherlands	—	284,767,407	—	284,767,407
Norway	338,882	112,825,939	—	113,164,821
Portugal	—	52,683,284	—	52,683,284
Spain	—	309,967,347	—	309,967,347

176

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Sweden	$119,940	$327,873,890	—	$327,993,830
Switzerland	284,011	963,243,488	—	963,527,499
United States	—	3,874,050	—	3,874,050
Preferred Stocks
Germany	—	48,481,829	—	48,481,829
Rights/Warrants
France	—	206,335	—	206,335
Spain	—	497,048	—	497,048
Securities Lending Collateral	—	416,625,437	—	416,625,437

TOTAL	$5,494,136	$5,605,111,315	—	$5,610,605,451

See accompanying Notes to Financial Statements.

177

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (90.5%)
COMMUNICATION SERVICES — (0.9%)
	Other Securities		$13,405,538	1.0%

CONSUMER DISCRETIONARY — (5.0%)
*	Aritzia, Inc.	490,659	15,594,181	1.2%
	Linamar Corp.	252,633	12,008,389	0.9%
	Other Securities		44,049,949	3.4%

TOTAL CONSUMER DISCRETIONARY			71,652,519	5.5%

CONSUMER STAPLES — (4.7%)
#	Maple Leaf Foods, Inc.	438,446	8,983,475	0.7%
#	North West Co., Inc.	292,056	8,566,487	0.7%
#	Premium Brands Holdings Corp.	244,773	18,375,364	1.4%
	Primo Water Corp.	83,625	1,270,264	0.1%
	Primo Water Corp.	799,922	12,150,714	0.9%
	Other Securities		17,161,465	1.3%

TOTAL CONSUMER STAPLES			66,507,769	5.1%

ENERGY — (21.6%)
*	Baytex Energy Corp.	2,700,011	10,163,528	0.8%
#	Birchcliff Energy Ltd.	1,560,817	9,458,101	0.7%
#	Crescent Point Energy Corp.	2,349,740	17,377,861	1.4%
	Crescent Point Energy Corp.	679,547	5,028,648	0.4%
#	Enerplus Corp.	1,253,055	18,737,790	1.5%
	Enerplus Corp.	28,353	424,161	0.0%
	Gibson Energy, Inc.	899,205	15,258,311	1.2%
*	MEG Energy Corp.	1,197,577	19,941,202	1.5%
*	NuVista Energy Ltd.	1,051,851	9,129,990	0.7%
	Paramount Resources Ltd., Class A	487,473	11,542,341	0.9%
	Parex Resources, Inc.	727,671	14,775,237	1.1%
	Parkland Corp.	848,828	20,017,016	1.6%
#	Peyto Exploration & Development Corp.	1,059,984	9,654,355	0.8%
#	PrairieSky Royalty Ltd.	1,182,767	18,664,471	1.4%
#	Vermilion Energy, Inc.	716,524	9,069,924	0.7%
	Vermilion Energy, Inc.	233,451	2,957,824	0.2%
#	Whitecap Resources, Inc.	1,227,889	9,679,195	0.8%
	Other Securities		105,507,690	8.1%

TOTAL ENERGY			307,387,645	23.8%

FINANCIALS — (7.8%)
#	CI Financial Corp.	1,010,158	9,946,125	0.8%
	Element Fleet Management Corp.	1,212,478	15,857,925	1.2%
#	Home Capital Group, Inc.	284,804	9,154,677	0.7%
#	Laurentian Bank of Canada	370,975	8,819,504	0.7%
	Other Securities		66,889,464	5.2%

TOTAL FINANCIALS			110,667,695	8.6%

HEALTH CARE — (1.9%)
#*	Bausch Health Cos., Inc.	1,533,896	11,304,814	0.9%

178

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
HEALTH CARE — (Continued)
	Other Securities		$15,368,522	1.2%

TOTAL HEALTH CARE			26,673,336	2.1%

INDUSTRIALS — (12.2%)
#*	ATS Corp.	405,936	17,401,751	1.4%
*	Bombardier, Inc., Class A	13,989	610,938	0.1%
#*	Bombardier, Inc., Class B	458,761	19,815,252	1.5%
#	Boyd Group Services, Inc.	118,316	19,731,705	1.5%
	Finning International, Inc.	811,389	21,026,584	1.6%
	Richelieu Hardware Ltd.	316,493	9,516,865	0.7%
#	Russel Metals, Inc.	348,423	8,872,269	0.7%
#	SNC-Lavalin Group, Inc.	963,814	22,195,075	1.7%
	Other Securities		55,277,041	4.3%

TOTAL INDUSTRIALS			174,447,480	13.5%

INFORMATION TECHNOLOGY — (2.7%)
#*	BlackBerry Ltd.	2,594,056	10,142,759	0.8%
	Other Securities		28,753,007	2.2%

TOTAL INFORMATION TECHNOLOGY			38,895,766	3.0%

MATERIALS — (24.3%)
	Alamos Gold, Inc., Class A	2,146,839	27,745,612	2.2%
	Alamos Gold, Inc., Class A	31,783	410,954	0.0%
	B2Gold Corp.	1,419,420	5,584,020	0.4%
	B2Gold Corp.	4,573,000	18,017,620	1.4%
#*	Capstone Copper Corp.	2,311,783	10,869,143	0.8%
	Methanex Corp.	203,098	9,091,703	0.7%
	Methanex Corp.	126,782	5,678,566	0.4%
	OceanaGold Corp.	3,802,570	8,700,570	0.7%
	Osisko Gold Royalties Ltd.	645,585	10,492,513	0.8%
	Osisko Gold Royalties Ltd.	278,602	4,530,069	0.4%
	Pan American Silver Corp.	649,568	11,564,070	0.9%
#	Pan American Silver Corp.	1,138,830	20,282,562	1.6%
#	SSR Mining, Inc.	847,686	12,137,952	0.9%
	SSR Mining, Inc.	318,436	4,560,004	0.4%
#	Stelco Holdings, Inc.	247,737	8,656,213	0.7%
	Stella-Jones, Inc.	302,188	11,825,669	0.9%
	Other Securities		175,945,839	13.6%

TOTAL MATERIALS			346,093,079	26.8%

REAL ESTATE — (2.7%)
#	Altus Group Ltd.	244,093	9,692,736	0.8%
	Tricon Residential, Inc.	1,203,306	9,645,277	0.8%
	Other Securities		19,649,750	1.4%

TOTAL REAL ESTATE			38,987,763	3.0%

UTILITIES — (6.7%)
	Atco Ltd., Class I	399,551	13,202,863	1.0%
	Boralex, Inc., Class A	505,030	14,723,907	1.2%
	Capital Power Corp.	687,087	22,394,923	1.7%
	TransAlta Corp.	1,716,689	15,306,199	1.2%

179

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UTILITIES — (Continued)
Other Securities		$29,419,284	2.3%

TOTAL UTILITIES		95,047,176	7.4%

TOTAL COMMON STOCKS (Cost $1,137,042,305)		1,289,765,766	99.8%

		Value†
SECURITIES LENDING COLLATERAL — (9.5%)
@§ The DFA Short Term Investment Fund	11,717,045	135,531,056	10.5%

TOTAL INVESTMENTS—(100.0%) (Cost $1,272,560,669)		$1,425,296,822	110.3%

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$9,720,569	$3,684,969	—	$13,405,538
Consumer Discretionary	71,652,519	—	—	71,652,519
Consumer Staples	66,507,769	—	—	66,507,769
Energy	307,387,645	—	—	307,387,645
Financials	110,556,627	111,068	—	110,667,695
Health Care	26,649,839	23,497	—	26,673,336
Industrials	174,447,480	—	—	174,447,480
Information Technology	38,895,766	—	—	38,895,766
Materials	346,093,079	—	—	346,093,079
Real Estate	38,987,763	—	—	38,987,763
Utilities	95,047,176	—	—	95,047,176
Securities Lending Collateral	—	135,531,056	—	135,531,056

TOTAL	$1,285,946,232	$139,350,590	—	$1,425,296,822

See accompanying Notes to Financial Statements.

180

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (98.2%)
	BRAZIL — (3.8%)
	Petroleo Brasileiro SA	2,733,556	$14,616,452	0.3%
	Vale SA	2,364,713	34,324,790	0.8%
	Other Securities		122,444,828	2.7%

	TOTAL BRAZIL		171,386,070	3.8%

	CHILE — (0.5%)
	Other Securities		22,525,331	0.5%

	CHINA — (27.4%)
*	Alibaba Group Holding Ltd.	1,736,600	18,362,153	0.4%
*	Alibaba Group Holding Ltd., Sponsored ADR	835,875	70,790,254	1.6%
*	Baidu, Inc., Class A	1,330,750	20,030,316	0.5%
	Bank of China Ltd., Class H	43,912,181	17,536,678	0.4%
	BYD Co. Ltd., Class H	403,886	12,248,344	0.3%
	China Construction Bank Corp., Class H	59,766,590	39,955,518	0.9%
	China Merchants Bank Co. Ltd., Class H	2,884,554	13,924,096	0.3%
	China Resources Land Ltd.	3,890,666	18,117,879	0.4%
	CSPC Pharmaceutical Group Ltd.	12,323,200	12,548,670	0.3%
	Industrial & Commercial Bank of China Ltd., Class H	30,774,185	16,556,634	0.4%
	Kweichow Moutai Co. Ltd., Class A	55,993	14,253,654	0.3%
	Lenovo Group Ltd.	11,739,278	12,010,170	0.3%
*Ω	Meituan, Class B	1,414,140	24,168,287	0.6%
	NetEase, Inc., ADR	193,704	17,264,838	0.4%
	Ping An Insurance Group Co. of China Ltd., Class H	3,936,000	28,715,169	0.7%
	Tencent Holdings Ltd.	3,556,400	157,961,459	3.5%
*Ω	Xiaomi Corp., Class B	11,267,400	15,992,987	0.4%
	Yum China Holdings, Inc.	268,973	16,455,768	0.4%
	Other Securities		724,696,748	15.4%

	TOTAL CHINA.		1,251,589,622	27.5%

	COLOMBIA — (0.1%)
	Other Securities		4,635,722	0.1%

	CZECH REPUBLIC — (0.2%)
	Other Securities		9,694,368	0.2%

	EGYPT — (0.0%)
	Other Securities		1,598,544	0.0%

	GREECE — (0.4%)
	Other Securities		19,443,115	0.4%

	HUNGARY — (0.3%)
	Other Securities		11,972,072	0.3%

	INDIA — (15.3%)
	Axis Bank Ltd.	1,326,166	13,998,877	0.3%
	Bharti Airtel Ltd.	1,469,776	14,380,942	0.3%
	HDFC Bank Ltd.	1,437,186	29,706,188	0.7%
	Hindalco Industries Ltd.	2,190,616	11,737,454	0.3%

181

THE EMERGING MARKETS SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
INDIA — (Continued)
Hindustan Unilever Ltd.	440,646	$13,267,083	0.3%
Housing Development Finance Corp. Ltd.	698,934	23,765,926	0.5%
ICICI Bank Ltd.	1,390,129	15,710,363	0.4%
ICICI Bank Ltd., Sponsored ADR	649,989	14,787,238	0.3%
Infosys Ltd.	1,779,532	27,461,060	0.6%
Larsen & Toubro Ltd.	411,559	11,909,908	0.3%
Mahindra & Mahindra Ltd.	905,189	13,599,181	0.3%
Reliance Industries Ltd.	1,374,995	40,823,304	0.9%
Tata Consultancy Services Ltd.	551,248	21,765,739	0.5%
Tata Steel Ltd.	11,675,250	15,485,845	0.3%
Other Securities		429,663,630	9.4%

TOTAL INDIA		698,062,738	15.4%

INDONESIA — (2.1%)
Bank Central Asia Tbk PT	24,391,800	15,094,889	0.3%
Other Securities		81,215,746	1.8%

TOTAL INDONESIA		96,310,635	2.1%

KUWAIT — (0.2%)
Other Securities		9,763,241	0.2%

MALAYSIA — (1.6%)
Other Securities		73,832,068	1.6%

MEXICO — (2.6%)
America Movil SAB de CV, Class B	16,121,214	17,385,931	0.4%
Grupo Financiero Banorte SAB de CV, Class O	2,024,988	17,549,633	0.4%
Other Securities		83,430,498	1.8%

TOTAL MEXICO		118,366,062	2.6%

PERU — (0.1%)
Other Securities		5,185,120	0.1%

PHILIPPINES — (0.8%)
Other Securities		34,579,446	0.8%

POLAND — (0.9%)
Other Securities		40,365,337	0.9%

QATAR — (0.8%)
Other Securities		37,697,226	0.8%

SAUDI ARABIA — (4.0%)
Al Rajhi Bank	1,034,714	21,356,441	0.5%
Ω Saudi Arabian Oil Co.	1,243,159	11,982,882	0.3%
Saudi National Bank	901,579	11,832,915	0.3%
Saudi Telecom Co.	976,121	11,748,566	0.3%
Other Securities		125,991,726	2.6%

TOTAL SAUDI ARABIA		182,912,530	4.0%

SOUTH AFRICA — (3.6%)
Other Securities		163,219,552	3.6%

182

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (12.3%)
LG Electronics, Inc.	157,679	$12,948,270	0.3%
Samsung Electronics Co. Ltd.	3,140,501	154,525,480	3.4%
SK Hynix, Inc.	390,989	26,307,102	0.6%
Other Securities		365,090,894	8.0%

TOTAL SOUTH KOREA		558,871,746	12.3%

TAIWAN — (16.6%)
# CTBC Financial Holding Co. Ltd.	16,024,175	11,812,032	0.3%
Hon Hai Precision Industry Co. Ltd.	5,647,322	19,243,520	0.4%
MediaTek, Inc.	759,995	16,525,209	0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	13,416,808	219,708,193	4.8%
Other Securities		490,947,350	10.8%

TOTAL TAIWAN		758,236,304	16.7%

THAILAND — (2.3%)
Other Securities		104,944,775	2.3%

TURKEY — (0.8%)
Other Securities		35,099,201	0.8%

UNITED ARAB EMIRATES — (1.5%)
Other Securities		66,754,308	1.5%

UNITED STATES — (0.0%)
Other Security		1,459,048	0.0%

TOTAL COMMON STOCKS		4,478,504,181	98.5%

PREFERRED STOCKS — (1.0%)
BRAZIL — (1.0%)
Itau Unibanco Holding SA	2,317,176	12,041,622	0.3%
Petroleo Brasileiro SA	2,952,047	14,026,929	0.3%
Other Securities		16,744,032	0.3%

TOTAL BRAZIL		42,812,583	0.9%

CHILE — (0.0%)
Other Security		865,071	0.0%

COLOMBIA — (0.0%)
Other Securities		553,440	0.0%

SOUTH KOREA — (0.0%)
Other Securities		15,136	0.0%

TOTAL PREFERRED STOCKS		44,246,230	0.9%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Security		3,557	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,950,309,237)		4,522,753,968

183

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	3,072,381	$35,538,231	0.8%

TOTAL INVESTMENTS — (100.0%) (Cost $2,985,843,039)		$4,558,292,199	100.2%

As of April 30, 2023, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	630	06/16/23	$30,369,756	$31,002,300	$632,544

Total Futures Contracts			$30,369,756	$31,002,300	$632,544

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$171,386,070	—	—	$171,386,070
Chile	10,431,987	$12,093,344	—	22,525,331
China	161,877,202	1,089,712,420	—	1,251,589,622
Colombia	4,573,360	62,362	—	4,635,722
Czech Republic	—	9,694,368	—	9,694,368
Egypt	62,814	1,535,730	—	1,598,544
Greece	—	19,443,115	—	19,443,115
Hungary	—	11,972,072	—	11,972,072
India	28,128,506	669,368,263	$565,969	698,062,738
Indonesia	—	96,310,635	—	96,310,635
Kuwait	8,697,541	1,065,700	—	9,763,241
Malaysia	—	73,832,068	—	73,832,068
Mexico	118,366,062	—	—	118,366,062
Peru	5,185,120	—	—	5,185,120
Philippines	54,068	34,525,378	—	34,579,446
Poland	—	40,365,337	—	40,365,337
Qatar	—	37,697,226	—	37,697,226
Saudi Arabia	—	182,912,530	—	182,912,530
South Africa	27,448,374	135,771,178	—	163,219,552
South Korea	4,559,307	554,312,439	—	558,871,746
Taiwan	4,769,295	753,467,009	—	758,236,304
Thailand	96,416,994	8,527,781	—	104,944,775
Turkey	—	35,099,201	—	35,099,201
United Arab Emirates	—	66,754,308	—	66,754,308
United States	—	1,459,048	—	1,459,048
Preferred Stocks
Brazil	42,812,583	—	—	42,812,583
Chile	—	865,071	—	865,071
Colombia	553,440	—	—	553,440
South Korea	4,033	11,103	—	15,136

184

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Rights/Warrants Brazil	—	$3,557	—		$3,557
Securities Lending Collateral	—	35,538,231	—		35,538,231
Futures Contracts**	$632,544	—	—		632,544

TOTAL	$685,959,300	$3,872,399,474	$565,969	^	$4,558,924,743

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

185

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.2%)
BRAZIL — (4.3%)
	TOTVS SA	1,646,258	$8,469,262	0.2%
	Transmissora Alianca de Energia Eletrica SA	1,318,523	9,640,830	0.3%
	Ultrapar Participacoes SA	2,149,572	6,223,148	0.2%
	Other Securities		147,833,968	3.6%

TOTAL BRAZIL			172,167,208	4.3%

CHILE — (0.7%)
	Other Securities		29,735,042	0.8%

CHINA — (24.8%)
	Beijing Enterprises Holdings Ltd.	1,690,500	7,015,554	0.2%
	C&D International Investment Group Ltd.	2,064,788	6,358,785	0.2%
	China Conch Venture Holdings Ltd.	5,111,000	8,154,730	0.2%
	China Everbright Environment Group Ltd.	14,046,000	5,962,868	0.2%
*Ω	China Literature Ltd.	1,372,000	6,338,755	0.2%
	China Medical System Holdings Ltd.	5,268,500	8,746,339	0.2%
	China Merchants Port Holdings Co. Ltd.	4,575,230	6,788,826	0.2%
	China Power International Development Ltd.	19,267,333	7,313,847	0.2%
	China Taiping Insurance Holdings Co. Ltd.	5,933,400	6,815,415	0.2%
	Chinasoft International Ltd.	9,590,000	6,393,099	0.2%
	Far East Horizon Ltd.	6,821,000	6,136,321	0.2%
	Guangdong Investment Ltd.	7,234,000	6,915,533	0.2%
	Haitian International Holdings Ltd.	2,497,000	6,487,906	0.2%
	Hengan International Group Co. Ltd.	2,254,500	10,069,629	0.3%
*Ω	Hua Hong Semiconductor Ltd.	2,229,000	9,159,200	0.3%
*Ω	Hygeia Healthcare Holdings Co. Ltd.	1,068,800	7,876,200	0.2%
#*	JinkoSolar Holding Co. Ltd., ADR	157,507	7,813,922	0.2%
	Kingboard Holdings Ltd.	2,616,921	8,014,926	0.2%
	Kingsoft Corp. Ltd.	3,366,000	14,796,002	0.4%
	Kunlun Energy Co. Ltd.	12,390,000	11,485,621	0.3%
	Minth Group Ltd.	2,963,000	8,579,622	0.2%
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,601,200	9,557,838	0.3%
*	Tongcheng Travel Holdings Ltd.	3,499,200	7,443,519	0.2%
	TravelSky Technology Ltd., Class H	3,352,000	6,691,021	0.2%
Ω	Yadea Group Holdings Ltd.	4,086,000	9,553,182	0.3%
	Yuexiu Property Co. Ltd.	5,505,456	7,964,544	0.2%
*	Zhaojin Mining Industry Co. Ltd., Class H	3,867,000	6,155,793	0.2%
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	2,147,900	6,686,485	0.2%
	Other Securities		771,907,844	18.6%

TOTAL CHINA			993,183,326	24.9%

COLOMBIA — (0.1%)
	Other Securities		3,421,185	0.1%

GREECE — (0.4%)
	Other Securities		15,845,772	0.4%

HONG KONG — (0.0%)
	Other Securities		162,890	0.0%

186

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	HUNGARY — (0.0%)
	Other Securities		$1,542,255	0.0%

	INDIA — (16.5%)
	Federal Bank Ltd.	5,370,459	8,892,903	0.2%
	KPIT Technologies Ltd.	686,673	7,717,992	0.2%
	Persistent Systems Ltd.	203,164	11,810,212	0.3%
	Phoenix Mills Ltd.	336,538	5,955,687	0.2%
	Supreme Industries Ltd.	207,576	6,898,229	0.2%
	Tube Investments of India Ltd.	314,381	9,958,087	0.3%
	Other Securities		610,361,996	15.2%

	TOTAL INDIA		661,595,106	16.6%

	INDONESIA — (1.9%)
	Other Securities		77,356,198	1.9%

	KUWAIT — (0.1%)
	Other Securities		4,301,283	0.1%

	MALAYSIA — (1.6%)
	Other Securities		63,002,024	1.6%

	MEXICO — (3.1%)
Ω	Banco del Bajio SA	2,573,919	8,463,533	0.2%
	Grupo Aeroportuario del Centro Norte SAB de CV	579,894	6,361,595	0.2%
	Grupo Comercial Chedraui SA de CV	1,733,477	10,248,817	0.3%
*	Grupo Simec SAB de CV, Class B	945,472	10,506,705	0.3%
*	Industrias CH SAB de CV, Class B	1,697,905	19,211,980	0.5%
	La Comer SAB de CV	2,986,626	6,528,235	0.2%
	Other Securities		63,309,761	1.4%

	TOTAL MEXICO.		124,630,626	3.1%

	PHILIPPINES — (1.1%)
	Other Securities		43,922,039	1.1%

	POLAND — (1.2%)
	Grupa Kety SA	54,308	7,404,726	0.2%
	KRUK SA	66,442	5,998,398	0.2%
	Other Securities		32,880,505	0.8%

	TOTAL POLAND		46,283,629	1.2%

	QATAR — (0.7%)
	Other Securities		28,125,020	0.7%

	SAUDI ARABIA — (4.1%)
*	Dar Al Arkan Real Estate Development Co.	1,798,980	7,765,734	0.2%
	Other Securities		157,647,203	3.9%

	TOTAL SAUDI ARABIA		165,412,937	4.1%

	SOUTH AFRICA — (3.2%)
	Harmony Gold Mining Co. Ltd., Sponsored ADR	1,765,685	8,139,808	0.2%
	Other Securities		119,427,392	3.0%

	TOTAL SOUTH AFRICA		127,567,200	3.2%

187

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (11.6%)
Other Securities		$465,613,995	11.7%

TAIWAN — (18.2%)
Taichung Commercial Bank Co. Ltd.	16,106,397	7,396,120	0.2%
Other Securities		720,715,870	18.0%

TOTAL TAIWAN		728,111,990	18.2%

THAILAND — (2.2%)
Other Securities		90,101,353	2.3%

TURKEY — (1.3%)
* Sasa Polyester Sanayi AS	1,429,621	7,332,093	0.2%
Other Securities		45,070,925	1.1%

TOTAL TURKEY		52,403,018	1.3%

UNITED ARAB EMIRATES — (1.1%)
Abu Dhabi Islamic Bank PJSC	3,212,096	9,951,306	0.3%
Other Securities		35,437,839	0.8%

TOTAL UNITED ARAB EMIRATES		45,389,145	1.1%

TOTAL COMMON STOCKS		3,939,873,241	98.7%

MUTUAL FUNDS — (0.0%)
UNITED STATES — (0.0%)
Other Security		191,780	0.0%

TOTAL MUTUAL FUNDS		191,780	0.0%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
Other Securities		26,633,175	0.7%

CHILE — (0.0%)
Other Securities		1,122,223	0.0%

COLOMBIA — (0.0%)
Other Security		59,117	0.0%

INDIA — (0.0%)
Other Security		526,903	0.0%

PHILIPPINES — (0.0%)
Other Security		387,092	0.0%

TOTAL PREFERRED STOCKS		28,728,510	0.7%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		123,629	0.0%

KUWAIT — (0.0%)
Other Security		23,740	0.0%

188

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (0.0%)
Other Security		$105,556	0.0%

THAILAND — (0.0%)
Other Securities		289	0.0%

TOTAL RIGHTS/WARRANTS		253,214	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,636,646,675)		3,969,046,745

		Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	3,653,595	42,261,132	1.1%

TOTAL INVESTMENTS—(100.0%) (Cost $3,678,907,115)		$4,011,307,877	100.5%

As of April 30, 2023, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	573	06/16/23	$27,777,580	$28,197,330	$419,750

Total Futures Contracts			$27,777,580	$28,197,330	$419,750

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$167,299,404	$4,867,804	—	$172,167,208
Chile	1,816,610	27,918,432	—	29,735,042
China	39,337,413	947,540,805	$6,305,108	993,183,326
Colombia	2,868,141	553,044	—	3,421,185
Greece	119,795	15,725,977	—	15,845,772
Hong Kong	5,687	157,203	—	162,890
Hungary	—	1,542,255	—	1,542,255
India	630,314	660,956,241	8,551	661,595,106
Indonesia	2,700,738	74,307,822	347,638	77,356,198
Kuwait	4,007,921	293,362	—	4,301,283
Malaysia	—	63,002,024	—	63,002,024
Mexico	119,107,675	5,522,951	—	124,630,626
Philippines	—	43,418,501	503,538	43,922,039
Poland	—	46,283,629	—	46,283,629
Qatar	—	28,125,020	—	28,125,020
Saudi Arabia	617,681	164,795,256	—	165,412,937
South Africa	8,351,832	119,215,368	—	127,567,200
South Korea	685,547	462,650,817	2,277,631	465,613,995
Taiwan	—	727,996,870	115,120	728,111,990

189

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Thailand	$85,702,455	$4,393,027	$5,871		$90,101,353
Turkey	—	52,403,018	—		52,403,018
United Arab Emirates	—	45,389,145	—		45,389,145
Preferred Stocks
Brazil	26,537,908	95,267	—		26,633,175
Chile	—	1,122,223	—		1,122,223
Colombia	59,117	—	—		59,117
India	—	526,903	—		526,903
Philippines	—	387,092	—		387,092
Rights/Warrants
Brazil	—	123,629	—		123,629
Kuwait	—	23,740	—		23,740
Taiwan	—	105,556	—		105,556
Thailand	—	289	—		289
Mutual Funds	191,780	—	—		191,780
Securities Lending Collateral	—	42,261,132	—		42,261,132
Futures Contracts**	419,750	—	—		419,750

TOTAL	$460,459,768	$3,541,704,402	$9,563,457	^	$4,011,727,627

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

190

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

		The Japanese	The Asia	The United
	The DFA	Small	Pacific Small	Kingdom Small
	International	Company	Company	Company
	Value Series*	Series*	Series*	Series*
ASSETS:
Investment Securities at Value (including $650,330, $124,204, $84,014 and $10,037 of securities on loan, respectively)	$12,090,360	$2,835,617	$1,287,870	$1,372,985
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $612,918, $50,232, $10,338 and $10,666, respectively)	613,017	50,234	10,338	10,666
Segregated Cash for Futures Contracts	6,754	—	—	—
Foreign Currencies at Value	115,808	1,213	2,055	10,939
Cash	14,864	2,355	38	17
Receivables:
Investment Securities Sold	24,137	1,682	1,668	203
Dividends, Interest and Tax Reclaims	129,931	37,258	2,003	11,008
Securities Lending Income	1,765	156	252	35
Futures Margin Variation	235	—	—	—
Prepaid Expenses and Other Assets	20	5	2	3

Total Assets	12,996,891	2,928,520	1,304,226	1,405,856

LIABILITIES:
Payables:
Upon Return of Securities Loaned	612,887	50,283	10,352	10,668
Investment Securities Purchased	8,021	2,394	932	—
Due to Advisor	2,017	236	107	111
Unrealized Loss on Foreign Currency Contracts	12	4	3	—
Accrued Expenses and Other Liabilities	559	313	191	106

Total Liabilities	623,496	53,230	11,585	10,885

NET ASSETS	$12,373,395	$2,875,290	$1,292,641	$1,394,971

Investment Securities at Cost	$10,444,124	$2,744,627	$1,491,731	$1,335,687

Foreign Currencies at Cost	$116,025	$1,214	$2,059	$10,889

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

191

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	The
	Continental	The Canadian
	Small	Small	The Emerging	The Emerging
	Company	Company	Markets	Markets Small
	Series*	Series*	Series*	Cap Series*
ASSETS:
Investment Securities at Value (including $396,803, $130,973, $96,286 and $299,468 of securities on loan, respectively)	$5,193,980	$1,289,766	$4,522,754	$3,969,047
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $416,601, $135,518, $35,534 and $42,260, respectively)	416,625	135,531	35,538	42,261
Segregated Cash for Futures Contracts	—	—	929	845
Foreign Currencies at Value	24,357	1,881	29,246	24,695
Cash	114	22	20,308	17,218
Receivables:
Investment Securities Sold	2,053	209	7,111	5,281
Dividends, Interest and Tax Reclaims	43,496	1,288	10,609	8,244
Securities Lending Income	568	122	339	1,070
Futures Margin Variation	—	—	158	144
Unrealized Gain on Foreign Currency Contracts	—	—	1	2
Prepaid Expenses and Other Assets	8	2	9	7

Total Assets	5,681,201	1,428,821	4,627,002	4,068,814

LIABILITIES:
Payables:
Upon Return of Securities Loaned	416,720	135,604	35,601	42,246
Investment Securities Purchased	24	772	8,439	7,813
Due to Advisor	427	107	375	657
Unrealized Loss on Foreign Currency Contracts	—	—	1	—
Deferred Taxes Payable	—	—	34,170	24,421
Accrued Expenses and Other Liabilities	572	80	1,118	1,087

Total Liabilities	417,743	136,563	79,704	76,224

NET ASSETS	$5,263,458	$1,292,258	$4,547,298	$3,992,590

Investment Securities at Cost	$4,267,220	$1,137,043	$2,950,309	$3,636,647

Foreign Currencies at Cost	$24,385	$1,874	$29,229	$24,581

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

192

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

		The Japanese	The Asia	The United
	The DFA	Small	Pacific Small	Kingdom Small
	International	Company	Company	Company
	Value Series#	Series#	Series#	Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $30,512, $4,977, $330 and $124, respectively)	$271,315	$44,755	$22,840	$21,153
Income from Securities Lending	3,633	968	1,830	191

Total Investment Income	274,948	45,723	24,670	21,344

Expenses
Investment Management Fees	11,753	1,388	647	660
Accounting & Transfer Agent Fees	188	48	26	25
Custodian Fees	377	196	93	39
Shareholders’ Reports	11	9	9	8
Directors’/Trustees’ Fees & Expenses	45	11	5	6
Professional Fees	81	16	9	8
Other	168	42	21	20

Total Expenses	12,623	1,710	810	766

Fees Paid Indirectly (Note C)	346	42	8	20

Net Expenses	12,277	1,668	802	746

Net Investment Income (Loss)	262,671	44,055	23,868	20,598

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	54,547	42	(4,438)	(5,571)
Affiliated Investment Companies Shares Sold	(36)	2	1	5
Futures	5,317	—	—	—
Foreign Currency Transactions	5,293	1,367	495	583
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,926,221	452,118	145,370	277,109
Affiliated Investment Companies Shares	292	21	7	7
Futures	(101)	—	—	—
Translation of Foreign Currency-Denominated Amounts	4,461	(183)	(19)	72

Net Realized and Unrealized Gain (Loss)	1,995,994	453,367	141,416	272,205

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,258,665	$497,422	$165,284	$292,803

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

193

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	The Continental Small Company Series#	The Canadian Small Company Series#	The Emerging Markets Series#	The Emerging Markets Small Cap Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $9,898, $2,546, $6,714 and $4,793, respectively)	$66,428	$14,700	$62,076	$37,367
Income from Securities Lending	2,768	794	1,827	5,683

Total Investment Income	69,196	15,494	63,903	43,050

Expenses
Investment Management Fees	2,480	634	2,223	3,882
Accounting & Transfer Agent Fees	83	21	81	73
Custodian Fees	367	30	968	971
Shareholders’ Reports	9	8	9	9
Directors’/Trustees’ Fees & Expenses	20	5	18	17
Professional Fees	35	8	53	79
Other	72	19	71	66

Total Expenses	3,066	725	3,423	5,097

Fees Paid Indirectly (Note C)	40	15	199	144

Net Expenses	3,026	710	3,224	4,953

Net Investment Income (Loss)	66,170	14,784	60,679	38,097

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	23,523	36,054	(19,498)	59,459
Affiliated Investment Companies Shares Sold	19	(2)	(11)	12
Futures	—	100	1,503	453
Foreign Currency Transactions	411	87	390	1,028
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,012,650	68,894	643,289	470,311
Affiliated Investment Companies Shares	126	97	39	26
Futures	—	—	2,781	3,601
Translation of Foreign Currency-Denominated Amounts	3,266	3	39	123

Net Realized and Unrealized Gain (Loss)	1,039,995	105,233	628,532	535,013

Net Increase (Decrease) in Net Assets Resulting from
Operations	$1,106,165	$120,017	$689,211	$573,110

**	Net of foreign capital gain taxes withheld of $0, $0, $1,921 and $5,243, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

194

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International Value Series		The Japanese Small Company Series		The Asia Pacific Small Company Series
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$262,671	$508,688	$44,055	$74,322	$23,868	$65,743
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	54,547	6,848	42	5,574	(4,438)	33,519
Affiliated Investment Companies Shares Sold	(36)	36	2	(8)	1	(10)
Futures	5,317	(16,735)	—	—	—	349
Foreign Currency Transactions	5,293	(13,407)	1,367	(5,554)	495	(731)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,926,221	(2,198,406)	452,118	(862,888)	145,370	(565,107)
Affiliated Investment Companies Shares	292	(280)	21	(32)	7	(12)
Futures	(101)	2,503	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	4,461	(4,633)	(183)	(284)	(19)	(8)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,258,665	(1,715,386)	497,422	(788,870)	165,284	(466,257)

Transactions in Interest:
Contributions	113,065	1,269,316	53,890	112,114	39,524	49,404
Withdrawals	(525,468)	(1,324,290)	(196,365)	(219,045)	(106,188)	(212,093)

Net Increase (Decrease) from Transactions in Interest	(412,403)	(54,974)	(142,475)	(106,931)	(66,664)	(162,689)

Total Increase (Decrease) in Net Assets	1,846,262	(1,770,360)	354,947	(895,801)	98,620	(628,946)
Net Assets
Beginning of Period	10,527,133	12,297,493	2,520,343	3,416,144	1,194,021	1,822,967

End of Period	$12,373,395	$10,527,133	$2,875,290	$2,520,343	$1,292,641	$1,194,021

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

195

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small Company Series		The Continental Small Company Series		The Canadian Small Company Series
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$20,598	$62,067	$66,170	$153,871	$14,784	$39,942
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(5,571)	(4,763)	23,523	53,125	36,054	84,639
Affiliated Investment Companies Shares Sold	5	(3)	19	(59)	(2)	(66)
Futures	—	—	—	—	100	27
Foreign Currency Transactions	583	(1,687)	411	(2,690)	87	(101)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	277,109	(665,322)	1,012,650	(2,054,707)	68,894	(295,189)
Affiliated Investment Companies Shares	7	(11)	126	(130)	97	(101)
Translation of Foreign Currency-Denominated Amounts	72	(66)	3,266	(3,148)	3	(9)

Net Increase (Decrease) in Net Assets Resulting from Operations	292,803	(609,785)	1,106,165	(1,853,738)	120,017	(170,858)

Transactions in Interest:
Contributions	1,640	38,338	2,845	179,167	1,109	51,681
Withdrawals	(67,319)	(157,982)	(192,115)	(517,971)	(43,928)	(117,171)

Net Increase (Decrease) from Transactions in Interest	(65,679)	(119,644)	(189,270)	(338,804)	(42,819)	(65,490)

Total Increase (Decrease) in Net Assets	227,124	(729,429)	916,895	(2,192,542)	77,198	(236,348)
Net Assets
Beginning of Period	1,167,847	1,897,276	4,346,563	6,539,105	1,215,060	1,451,408

End of Period	$1,394,971	$1,167,847	$5,263,458	$4,346,563	$1,292,258	$1,215,060

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

196

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets Series		The Emerging Markets Small Cap Series
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$60,679	$169,766	$38,097	$130,163
Net Realized Gain (Loss) on: Investment Securities Sold*,**	(19,498)	37,299	59,459	106,869
Affiliated Investment Companies Shares Sold	(11)	(29)	12	(18)
Futures	1,503	(15,196)	453	(6,942)
Foreign Currency Transactions	390	(2,541)	1,028	(2,550)
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	643,289	(1,639,645)	470,311	(1,297,378)
Affiliated Investment Companies Shares	39	(47)	26	(41)
Futures	2,781	(1,197)	3,601	(3,235)
Translation of Foreign Currency-Denominated Amounts	39	8	123	80

Net Increase (Decrease) in Net Assets Resulting from Operations	689,211	(1,451,582)	573,110	(1,073,052)

Transactions in Interest:
Contributions	70,532	434,631	79,986	283,303
Withdrawals	(204,873)	(1,299,951)	(181,425)	(818,051)

Net Increase (Decrease) from Transactions in Interest	(134,341)	(865,320)	(101,439)	(534,748)

Total Increase (Decrease) in Net Assets	554,870	(2,316,902)	471,671	(1,607,800)
Net Assets
Beginning of Period	3,992,428	6,309,330	3,520,919	5,128,719

End of Period	$4,547,298	$3,992,428	$3,992,590	$3,520,919

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $1,921 and $5,243, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $4,922 and $9,059, respectively.

See accompanying Notes to Financial Statements.

197

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series							The Japanese Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Total Return	21.72	%(B)	(13.82%)	51.09%	(18.68%)	3.60%	(8.10%)	20.06	%(B)	(23.60%)	13.08%	(1.93%)	4.47%	(7.46%)
Net Assets, End of Period (thousands)	$12,373,395		$10,527,133	$12,297,493	$9,481,550	$12,420,850	$12,153,340	$2,875,290		$2,520,343	$3,416,144	$2,943,153	$3,748,177	$3,834,097
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.21%	0.22%	0.21%	0.21%	0.22%	0.12	%(C)	0.12%	0.12%	0.13%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21	%(C)	0.21%	0.22%	0.22%	0.22%	0.22%	0.12	%(C)	0.12%	0.12%	0.13%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	4.47	%(C)	4.36%	3.50%	2.77%	3.92%	3.21%	3.17	%(C)	2.56%	2.11%	2.13%	2.32%	1.90%
Portfolio Turnover Rate	4	%(B)	15%	9%	12%	16%	20%	3	%(B)	11%	11%	5%	12%	17%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

198

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series							The United Kingdom Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Total Return	13.86	%(B)	(26.65%)	38.31%	0.14%	5.27%	(8.14%)	25.48	%(B)	(33.34%)	51.93%	(14.87%)	10.67%	(8.90%)
Net Assets, End of Period (thousands)	$1,292,641		$1,194,021	$1,822,967	$1,527,014	$1,641,843	$1,730,371	$1,394,971		$1,167,847	$1,897,276	$1,475,782	$2,277,451	$2,188,825
Ratio of Expenses to Average Net Assets	0.13	%(C)	0.12%	0.12%	0.13%	0.13%	0.13%	0.12	%(C)	0.11%	0.12%	0.12%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.13	%(C)	0.12%	0.12%	0.13%	0.13%	0.13%	0.12	%(C)	0.11%	0.12%	0.12%	0.12%	0.11%
Ratio of Net Investment Income to Average Net Assets	3.69	%(C)	4.23%	3.42%	4.21%	4.11%	3.96%	3.12	%(C)	4.07%	2.27%	2.38%	3.43%	3.23%
Portfolio Turnover Rate	8	%(B)	19%	19%	18%	18%	18%	4	%(B)	14%	12%	9%	18%	14%
See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

199

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Continental Small Company Series							The Canadian Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Total Return	25.86	%(B)	(29.07%)	51.24%	(2.23%)	8.43%	(10.78%)	10.05	%(B)	(12.52%)	59.72%	6.02%	1.00%	(10.44%)
Net Assets, End of Period (thousands)	$5,263,458		$4,346,563	$6,539,105	$4,601,945	$5,607,495	$5,422,260	$1,292,258		$1,215,060	$1,451,408	$970,883	$1,148,615	$1,146,811
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.13%	0.12%	0.12%	0.12%	0.12%	0.11	%(C)	0.11%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.13%	0.12%	0.12%	0.13%	0.12%	0.11	%(C)	0.11%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.67	%(C)	2.85%	2.11%	2.15%	2.74%	2.51%	2.33	%(C)	3.00%	1.90%	2.08%	2.37%	2.11%
Portfolio Turnover Rate	3	%(B)	11%	17%	8%	17%	15%	8	%(B)	15%	27%	18%	12%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

200

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series							The Emerging Markets Small Cap Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018	2023		2022	2021	2020	2019	2018
	(Unaudited)							(Unaudited)
Total Return	17.44	%(B)	(25.79%)	22.22%	2.67%	11.40%	(11.83%)	16.51	%(B)	(22.31%)	36.03%	1.25%	13.47%	(16.06%)
Net Assets, End of Period (thousands)	$4,547,298		$3,992,428	$6,309,330	$5,724,325	$6,034,162	$5,469,649	$3,992,590		$3,520,919	$5,128,719	$4,906,954	$6,430,367	$6,306,302
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.15%	0.15%	0.13%	0.14%	0.14%	0.26	%(C)	0.26%	0.27%	0.25%	0.24%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15	%(C)	0.16%	0.15%	0.14%	0.15%	0.14%	0.26	%(C)	0.26%	0.27%	0.26%	0.25%	0.24%
Ratio of Net Investment Income to Average Net Assets	2.73	%(C)	3.26%	2.42%	2.38%	3.04%	2.40%	1.96	%(C)	2.91%	2.47%	2.64%	2.90%	2.77%
Portfolio Turnover Rate	5	%(B)	10%	19%	22%	9%	12%	8	%(B)	12%	16%	18%	12%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

201

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), The Trust consists of ten operational portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

202

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

203

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2023, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

204

Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the six months ended April 30, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
The DFA International Value Series	$346
The Japanese Small Company Series	42
The Asia Pacific Small Company Series	8
The United Kingdom Small Company Series	20
The Continental Small Company Series	40
The Canadian Small Company Series	15
The Emerging Markets Series	199
The Emerging Markets Small Cap Series	144

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2023, the total related amounts paid by the Trust to the CCO were $15 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$145
The Japanese Small Company Series	38
The Asia Pacific Small Company Series	18
The United Kingdom Small Company Series	24
The Continental Small Company Series	31
The Canadian Small Company Series	8
The Emerging Markets Series	59
The Emerging Markets Small Cap Series	52

E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The DFA International Value Series	$424,304	$575,397
The Japanese Small Company Series	$86,459	$196,004
The Asia Pacific Small Company Series	$106,265	$134,827
The United Kingdom Small Company Series	$47,777	$66,772
The Continental Small Company Series	$149,031	$303,780
The Canadian Small Company Series	$104,661	$105,800

205

	Purchases	Sales
The Emerging Markets Series	$232,610	$296,427
The Emerging Markets Small Cap Series	$304,333	$371,480

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$482,853	$2,137,738	$2,007,830	$(36)	$292	$613,017	52,997	$10,227	—

Total	$482,853	$2,137,738	$2,007,830	$(36)	$292	$613,017	52,997	$10,227	—

The Japanese Small Company Series
The DFA Short Term Investment Fund	$55,545	$168,415	$173,749	$2	$21	$50,234	4,343	$1,096	—

Total	$55,545	$168,415	$173,749	$2	$21	$50,234	4,343	$1,096	—

The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$17,305	$30,842	$37,817	$1	$7	$10,338	894	$388	—

Total	$17,305	$30,842	$37,817	$1	$7	$10,338	894	$388	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$29,468	$37,797	$56,611	$5	$7	$10,666	922	$312	—

Total	$29,468	$37,797	$56,611	$5	$7	$10,666	922	$312	—

The Continental Small Company Series
The DFA Short Term Investment Fund	$256,520	$651,737	$491,777	$19	$126	$416,625	36,018	$6,035	—

Total	$256,520	$651,737	$491,777	$19	$126	$416,625	36,018	$6,035	—

The Canadian Small Company Series
The DFA Short Term Investment Fund	$199,722	$340,065	$404,351	$(2)	$97	$135,531	11,717	$3,743	—

Total	$199,722	$340,065	$404,351	$(2)	$97	$135,531	11,717	$3,743	—

206

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
The Emerging Markets Series
The DFA Short Term Investment Fund	$106,739	$268,821	$340,050	$(11)	$39	$35,538	3,072	$1,472	—

Total	$106,739	$268,821	$340,050	$(11)	$39	$35,538	3,072	$1,472	—

The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$65,972	$133,659	$157,408	$12	$26	$42,261	3,654	$1,300	—

Total	$65,972	$133,659	$157,408	$12	$26	$42,261	3,654	$1,300	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The DFA International Value Series	$11,085,677	$2,510,718	$(864,384)	$1,646,334
The Japanese Small Company Series	2,854,277	529,827	(438,835)	90,992
The Asia Pacific Small Company Series	1,529,523	214,114	(417,974)	(203,860)
The United Kingdom Small Company Series	1,355,587	327,613	(290,314)	37,299
The Continental Small Company Series	4,714,608	1,593,721	(666,937)	926,784
The Canadian Small Company Series	1,309,403	316,833	(164,096)	152,737
The Emerging Markets Series	3,033,652	1,935,324	(362,875)	1,572,449
The Emerging Markets Small Cap Series	3,768,255	1,173,667	(841,243)	332,424

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

207

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2023 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$114,931
The Canadian Small Company Series	1,011
The Emerging Markets Series	33,407
The Emerging Markets Small Cap Series	30,056

*	Average Notional Value of futures contracts.

208

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2023	Equity Contracts *,(1)
The DFA International Value Series	$5,418	$5,418
The Emerging Markets Series	633	633
The Emerging Markets Small Cap Series	420	420

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$5,317	$5,317
The Canadian Small Company Series	100	100
The Emerging Markets Series	1,503	1,503
The Emerging Markets Small Cap Series	453	453

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The DFA International Value Series	$(101)	$(101)
The Emerging Markets Series	2,781	2,781
The Emerging Markets Small Cap Series	3,601	3,601

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

209

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

For the six months ended April 30, 2023, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2023
The DFA International Value Series	5.29%	$1,696	6	$1	$4,987	—
The Japanese Small Company Series	5.30%	1,638	11	3	17,047	—
The Asia Pacific Small Company Series	5.24%	67	14	—	140	—
The United Kingdom Small Company Series	4.78%	43	5	—	92	—
The Continental Small Company Series	4.98%	190	22	1	571	—
The Canadian Small Company Series	4.79%	56	6	—	90	—
The Emerging Markets Series	4.58%	135	3	—	213	—
The Emerging Markets Small Cap Series	5.08%	6,998	3	3	18,908	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023, that the Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2023.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2023, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

210

For the six months ended April 30, 2023, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$78,288	$20,104	$2,424
The Japanese Small Company Series	14,390	17,503	(1,227)
The Asia Pacific Small Company Series	5,434	11,189	(840)
The United Kingdom Small Company Series	7,508	5,785	(3,308)
The Continental Small Company Series	8,815	18,088	(244)
The Canadian Small Company Series	14,550	11,813	4,570
The Emerging Markets Series	2,494	885	(447)
The Emerging Markets Small Cap Series	915	1,299	45

J. Securities Lending:

As of April 30, 2023, the Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The DFA International Value Series	$67,361
The Japanese Small Company Series	83,334
The Asia Pacific Small Company Series	80,616
The Continental Small Company Series	5,511
The Canadian Small Company Series	1,752
The Emerging Markets Series	69,607
The Emerging Markets Small Cap Series	273,137

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

211

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The DFA International Value Series Common Stocks	$612,887	—	—	—	$612,887
The Japanese Small Company Series Common Stocks	50,283	—	—	—	50,283
The Asia Pacific Small Company Series Common Stocks	10,352	—	—	—	10,352
The United Kingdom Small Company Series Common Stocks	10,668	—	—	—	10,668
The Continental Small Company Series Common Stocks, Rights/Warrants	416,720	—	—	—	416,720
The Canadian Small Company Series Common Stocks, Rights/Warrants	135,604	—	—	—	135,604
The Emerging Markets Series Common Stocks	35,601	—	—	—	35,601
The Emerging Markets Small Cap Series Common Stocks	42,246	—	—	—	42,246

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

212

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Series’ financial statements.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

213

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

214

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended April 30, 2023

EXPENSE TABLE

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional Emerging Markets Value Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,176.90	0.15%	$0.81
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.05	0.15%	$0.75

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

215

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC’s website at http://www.sec.gov; or by visiting the SEC’s Public Reference Room in Washington, D.C.
(call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value
Fund
Communication Services	2.9%
Consumer Discretionary	8.5%
Consumer Staples	2.8%
Energy	10.5%
Financials	29.9%
Health Care	2.6%
Industrials	10.0%
Information Technology	11.8%
Materials	15.2%
Real Estate	4.4%
Utilities	1.4%

100.0%

216

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.2%)
BRAZIL — (3.5%)
Petroleo Brasileiro SA	10,640,384	$56,894,631	0.6%
Petroleo Brasileiro SA, Sponsored ADR	10,372,552	98,435,518	0.9%
Petroleo Brasileiro SA, Sponsored ADR	4,446,951	47,226,620	0.5%
Other Securities		170,883,216	1.5%

TOTAL BRAZIL		373,439,985	3.5%

CHILE — (0.6%)
Other Securities		63,664,980	0.6%

CHINA — (28.6%)
Agricultural Bank of China Ltd., Class H	90,608,000	35,031,988	0.4%
* Alibaba Group Holding Ltd.	8,310,500	87,872,090	0.9%
* Baidu, Inc., Sponsored ADR	661,161	79,742,628	0.8%
Bank of China Ltd., Class H	255,029,817	101,848,181	1.0%
China Construction Bank Corp., Class H	425,561,101	284,498,654	2.7%
China Merchants Bank Co. Ltd., Class H	15,005,000	72,430,975	0.7%
China Overseas Land & Investment Ltd.	14,029,500	35,580,813	0.4%
China Petroleum & Chemical Corp., Class H	84,877,575	55,630,043	0.5%
# China Resources Land Ltd.	15,272,000	71,117,966	0.7%
China Shenhua Energy Co. Ltd., Class H	13,501,000	44,844,207	0.4%
Industrial & Commercial Bank of China Ltd., Class H	220,681,996	118,727,794	1.1%
PetroChina Co. Ltd., Class H	102,478,000	71,184,745	0.7%
Ping An Insurance Group Co. of China Ltd., Class H	17,610,500	128,477,765	1.2%
* Trip.com Group Ltd., ADR	1,370,818	48,677,747	0.5%
*Ω Xiaomi Corp., Class B	26,124,400	37,081,066	0.4%
Other Securities		1,756,666,959	16.2%

TOTAL CHINA		3,029,413,621	28.6%

COLOMBIA — (0.0%)
Other Securities		4,826,796	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		10,614,101	0.1%

GREECE — (0.4%)
Other Securities		40,337,244	0.4%

HONG KONG — (0.0%)
Other Securities		283,596	0.0%

HUNGARY — (0.2%)
Other Securities		23,151,907	0.2%

INDIA — (15.8%)
Axis Bank Ltd.	9,710,222	102,500,145	1.0%
Hindalco Industries Ltd.	8,224,639	44,068,117	0.4%
Housing Development Finance Corp. Ltd.	2,663,444	90,565,366	0.9%
ICICI Bank Ltd., Sponsored ADR	3,348,799	76,185,174	0.7%
JSW Steel Ltd.	4,182,960	37,284,635	0.4%
Larsen & Toubro Ltd.	2,322,577	67,211,939	0.7%

217

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
Mahindra & Mahindra Ltd.	3,828,144	$57,512,435	0.6%
Reliance Industries Ltd.	11,255,226	334,165,230	3.2%
State Bank of India	7,219,632	51,074,729	0.5%
Tata Steel Ltd.	26,249,748	34,817,202	0.3%
Other Securities		776,143,160	7.1%

TOTAL INDIA		1,671,528,132	15.8%

INDONESIA — (1.9%)
Other Securities		204,401,278	1.9%

KUWAIT — (0.0%)
Other Securities		4,797,249	0.0%

MALAYSIA — (1.8%)
Other Securities		188,422,067	1.8%

MEXICO — (3.0%)
Grupo Financiero Banorte SAB de CV, Class O	5,915,135	51,263,740	0.5%
Grupo Mexico SAB de CV, Class B	8,706,607	42,580,269	0.4%
Other Securities		222,045,352	2.1%

TOTAL MEXICO		315,889,361	3.0%

PHILIPPINES — (1.0%)
Other Securities		107,642,745	1.0%

POLAND — (0.8%)
Other Securities		88,451,130	0.8%

QATAR — (0.6%)
Other Securities		65,272,991	0.6%

SAUDI ARABIA — (3.8%)
Saudi Basic Industries Corp.	3,539,269	87,570,931	0.8%
Saudi National Bank	3,183,326	41,780,063	0.4%
Other Securities		269,345,740	2.6%

TOTAL SAUDI ARABIA		398,696,734	3.8%

SOUTH AFRICA — (3.3%)
Impala Platinum Holdings Ltd.	3,641,990	35,457,682	0.3%
Other Securities		319,774,867	3.1%

TOTAL SOUTH AFRICA		355,232,549	3.4%

SOUTH KOREA — (12.1%)
Hana Financial Group, Inc.	1,088,869	34,216,213	0.3%
Hyundai Motor Co.	371,214	54,987,662	0.5%
# KB Financial Group, Inc., ADR	1,993,626	74,342,313	0.7%
Kia Corp.	1,032,241	65,375,196	0.6%
LG Electronics, Inc.	515,299	42,315,279	0.4%
# POSCO Holdings, Inc., Sponsored ADR	894,676	63,629,357	0.6%
Samsung Electronics Co. Ltd.	1,452,256	71,456,928	0.7%
SK Hynix, Inc.	2,129,150	143,256,630	1.4%

218

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$727,951,410	6.9%

TOTAL SOUTH KOREA		1,277,530,988	12.1%

TAIWAN — (16.5%)
ASE Technology Holding Co. Ltd.	13,379,000	43,984,115	0.4%
China Steel Corp.	55,859,320	52,978,943	0.5%
CTBC Financial Holding Co. Ltd.	74,971,073	55,264,044	0.5%
Fubon Financial Holding Co. Ltd.	32,378,681	62,358,092	0.6%
Hon Hai Precision Industry Co. Ltd.	38,800,192	132,213,520	1.3%
Nan Ya Plastics Corp.	14,998,000	38,118,554	0.4%
# United Microelectronics Corp.	29,448,681	47,363,957	0.5%
Other Securities		1,313,396,216	12.3%

TOTAL TAIWAN		1,745,677,441	16.5%

THAILAND — (2.1%)
PTT PCL	47,667,700	43,273,994	0.4%
Other Securities		183,712,535	1.7%

TOTAL THAILAND		226,986,529	2.1%

TURKEY — (0.9%)
Other Securities		92,990,903	0.9%

UNITED ARAB EMIRATES — (1.2%)
Emaar Properties PJSC	21,500,802	34,858,401	0.3%
Other Securities		88,098,977	0.9%

TOTAL UNITED ARAB EMIRATES		122,957,378	1.2%

TOTAL COMMON STOCKS		10,412,209,705	98.4%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.6%)
Petroleo Brasileiro SA	4,730,679	22,478,266	0.2%
Other Securities		42,018,401	0.4%

TOTAL BRAZIL		64,496,667	0.6%

COLOMBIA — (0.1%)
Other Securities		2,534,331	0.1%

INDIA — (0.0%)
Other Security		104,532	0.0%

PHILIPPINES — (0.0%)
Other Security		609,625	0.0%

SOUTH KOREA — (0.0%)
Other Securities		56,892	0.0%

TAIWAN — (0.0%)
Other Security		1,169,180	0.0%

TOTAL PREFERRED STOCKS		68,971,227	0.7%

219

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
THAILAND — (0.0%)
Other Securities		$4,950	0.0%

TOTAL INVESTMENT SECURITIES (Cost $9,284,216,160)		10,481,185,882

		Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	10,192,419	117,895,713	1.1%

TOTAL INVESTMENTS—(100.0%) (Cost $9,402,091,873)		$10,599,081,595	100.2%

As of April 30, 2023, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/16/23	$31,333,986	$31,986,500	$652,514
S&P 500® E-mini Index	202	06/16/23	40,656,501	42,303,850	1,647,349

Total Futures Contracts			$71,990,487	$74,290,350	$2,299,863

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$372,155,630	$1,284,355	—	$373,439,985
Chile	1,306,491	62,358,489	—	63,664,980
China	181,240,690	2,837,721,491	$10,451,440	3,029,413,621
Colombia	4,824,803	1,993	—	4,826,796
Czech Republic	—	10,614,101	—	10,614,101
Greece	—	40,337,244	—	40,337,244
Hong Kong	—	283,596	—	283,596
Hungary	—	23,151,907	—	23,151,907
India	81,997,169	1,588,494,827	1,036,136	1,671,528,132
Indonesia	—	204,080,954	320,324	204,401,278
Kuwait	4,096,483	700,766	—	4,797,249
Malaysia	—	188,422,067	—	188,422,067
Mexico	309,363,711	6,525,650	—	315,889,361
Philippines	—	106,949,489	693,256	107,642,745
Poland	—	88,451,130	—	88,451,130
Qatar	—	65,272,991	—	65,272,991
Saudi Arabia	819,279	397,877,455	—	398,696,734
South Africa	59,773,205	295,459,344	—	355,232,549
South Korea	181,399,004	1,093,922,200	2,209,784	1,277,530,988
Taiwan	18,176,951	1,727,404,688	95,802	1,745,677,441
Thailand	211,924,356	15,062,173	—	226,986,529
Turkey	—	92,990,903	—	92,990,903

220

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Arab Emirates	—	$122,957,378	—	$122,957,378
Preferred Stocks
Brazil	$64,435,157	61,510	—	64,496,667
Colombia	2,534,331	—	—	2,534,331
India	—	104,532	—	104,532
Philippines	—	609,625	—	609,625
South Korea	15,142	41,750	—	56,892
Taiwan	—	1,169,180	—	1,169,180
Rights/Warrants
Thailand	—	4,950	—	4,950
Securities Lending Collateral	—	117,895,713	—	117,895,713
Futures Contracts**	2,299,863	—	—	2,299,863

TOTAL	$1,496,362,265	$9,090,212,451	$14,806,742^	$10,601,381,458

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

221

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

Dimensional Emerging Markets Value Fund
ASSETS:
Investment Securities at Value (including $282,189 of securities on loan)*	$10,481,186
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $117,876)	117,896
Segregated Cash for Futures Contracts	3,221
Foreign Currencies at Value	91,740
Cash	43,410
Receivables:
Investment Securities Sold	9,977
Dividends, Interest and Tax Reclaims	29,175
Securities Lending Income	653
Futures Margin Variation	514
Unrealized Gain on Foreign Currency Contracts	3
Prepaid Expenses and Other Assets	24

Total Assets	10,777,799

LIABILITIES:
Payables:
Upon Return of Securities Loaned	117,906
Investment Securities Purchased	20,013
Due to Advisor	867
Unrealized Loss on Foreign Currency Contracts	1
Deferred Taxes Payable	57,399
Accrued Expenses and Other Liabilities	2,259

Total Liabilities	198,445

NET ASSETS	$10,579,354

Investment Securities at Cost	$9,284,216

Foreign Currencies at Cost	$90,661

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

222

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

Dimensional Emerging Markets Value Fund#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $16,143)	$163,016
Income from Securities Lending	3,918

Total Investment Income	166,934

Expenses
Investment Management Fees	5,224
Accounting & Transfer Agent Fees	195
Custodian Fees	2,068
Shareholders’ Reports	11
Directors’/Trustees’ Fees & Expenses	43
Professional Fees	129
Other	275

Total Expenses	7,945

Fees Paid Indirectly (Note C)	465

Net Expenses	7,480

Net Investment Income (Loss)	159,454

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(21,974)
Affiliated Investment Companies Shares Sold	11
Futures	4,200
Foreign Currency Transactions	(976)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,537,801
Affiliated Investment Companies Shares	103
Futures	4,433
Translation of Foreign Currency-Denominated Amounts	93

Net Realized and Unrealized Gain (Loss)	1,523,691

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,683,145

**	Net of foreign capital gain taxes withheld of $8,563.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

223

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging Markets Value Fund
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$159,454	$575,340
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(21,974)	390,078
Affiliated Investment Companies Shares Sold	11	6
Futures	4,200	(15,965)
Foreign Currency Transactions	(976)	(11,657)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,537,801	(3,314,774)
Affiliated Investment Companies Shares	103	(133)
Futures	4,433	(2,584)
Translation of Foreign Currency-Denominated Amounts	93	(62)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,683,145	(2,379,751)

Transactions in Interest:
Contributions	110,905	611,182
Withdrawals	(974,835)	(1,940,997)

Net Increase (Decrease) from Transactions in Interest	(863,930)	(1,329,815)

Total Increase (Decrease) in Net Assets	819,215	(3,709,566)
Net Assets
Beginning of Period	9,760,139	13,469,705

End of Period	$10,579,354	$9,760,139

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $8,563.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $11,622.

See accompanying Notes to Financial Statements.

224

DIMENSIONAL EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

	Dimensional Emerging Markets Value Fund
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Total Return	17.69	%(B)	(19.27%)	35.69%	(9.41%)	5.24%	(9.06%)
Net Assets, End of Period (thousands)	$10,579,354		$9,760,139	$13,469,705	$12,870,255	$17,426,097	$16,684,907
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.15%	0.14%	0.14%	0.13%	0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15	%(C)	0.15%	0.14%	0.14%	0.15%	0.14%
Ratio of Net Investment Income to Average Net Assets	3.05	%(C)	4.79%	3.26%	3.25%	2.95%	2.78%
Portfolio Turnover Rate	4	%(B)	14%	14%	20%	14%	13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

225

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m.

226

ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of April 30, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $276 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of

227

Trustees of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

For the six months ended April 30, 2023, the Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund	0.10%

Earned Income Credit:

Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund’s custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund’s net assets. During the six months ended April 30, 2023, expenses reduced were the following (amount in thousands):

Fees Paid Indirectly
Dimensional Emerging Markets Value Fund	$465

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amounts paid by the Fund to the CCO were $2 (in thousands) and are included in Other Expenses on the Statement of Operations.

228

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

Dimensional Emerging Markets Value Fund	$276

E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
Dimensional Emerging Markets Value Fund	$365,729	$1,124,836

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/ (Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$204,252	$437,954	$524,424	$11	$103	$117,896	10,192	$3,352	—
Total	$204,252	$437,954	$524,424	$11	$103	$117,896	10,192	$3,352	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Emerging Markets Value Fund	$9,530,630	$2,783,005	$(1,586,015)	$1,196,990

The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in tax treatment of passive foreign investment company investments or other investments.

229

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Fund.

2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2023 was as follows (amount in thousands):

Futures*
Dimensional Emerging Markets Value Fund	$75,144

*	Average Notional Value of futures contracts.

230

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2023	Equity Contracts *, (1)
Dimensional Emerging Markets Value Fund	$2,300	$2,300

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Dimensional Emerging Markets Value Fund	$4,200	$4,200

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
Dimensional Emerging Markets Value Fund	$4,433	$4,433

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

231

For the six months ended April 30, 2023, borrowings by the following Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2023
Dimensional Emerging Markets Value Fund	4.65%	$6,303	11	$9	$14,112	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2023, activity by the Fund under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2023
Dimensional Emerging Markets Value Fund	Borrower	4.59%	$51,943	5	$33	$66,546	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023 that the Fund utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2023, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

For the six months ended April 30, 2023, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	$4,056	$1,590	$(98)

232

J. Securities Lending:

As of April 30, 2023, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The Fund also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
Dimensional Emerging Markets Value Fund	$270,910

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Dimensional Emerging Markets Value Fund Common Stocks	$117,906	—	—	—	$117,906

233

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Fund’s financial statements.

M. Other:

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

234

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelvemonth period beginning July 1st and ending June 30th.

235

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 23-24, 2023, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of sanctions regimes adopted by various government and regulatory bodies on Russian securities in response to the Russia-Ukraine conflict and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

236

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

237

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 19-20, 2022 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the “Board”) considered the continuation of the investment management agreements for each portfolio/series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2022, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board also considered the proposed reduction of the management fee for the DFA Global Real Estate Securities Portfolio. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

238

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

239

DFA043023-001SI
00286339

Semi-Annual Report

Six Months Ended: April 30, 2023 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC.

DFA Investment Dimensions Group Inc.

DFA One-Year Fixed Income Portfolio	DFA Targeted Credit Portfolio

DFA Two-Year Global Fixed Income Portfolio	DFA Global Core Plus Fixed Income Portfolio

DFA Selectively Hedged Global Fixed Income Portfolio	DFA Investment Grade Portfolio

DFA Five-Year Global Fixed Income Portfolio	DFA Diversified Fixed Income Portfolio

DFA World ex U.S. Government Fixed Income Portfolio	DFA LTIP Portfolio

DFA Short-Term Government Portfolio	DFA Inflation-Protected Securities Portfolio

DFA Intermediate Government Fixed Income Portfolio	DFA Short-Duration Real Return Portfolio

DFA Short-Term Extended Quality Portfolio	DFA Global Core Plus Real Return Portfolio

DFA Intermediate-Term Extended Quality Portfolio

Dimensional Investment Group Inc.

DFA Two-Year Fixed Income Portfolio

DFA Two-Year Government Portfolio

June 2023

Dear Shareholder,

Dimensional has a long history of putting financial science to work for investors around the world. We believe in the power of markets. We focus on the drivers of higher expected returns. We add value through implementation. And we’re committed to delivering an exceptional client experience to help investors pursue their goals.

We’ve been innovating on behalf of investors since 1981. We start with what clients are looking for and then determine how best to deliver flexible, low-cost, diversified strategies to meet those needs. Our ability to capture long-term premiums has led Dimensional to outperform benchmarks and peers over long periods of time and across strategies.

Whether you’re investing through mutual funds or ETFs, we believe investors can have a successful investment experience without having to outguess the market. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICE

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
SA	Special Assessment
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
3M Swap	Three Month Swap
TBA	To be announced
AUD	Australian Dollars
CAD	Canadian Dollars
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
SGD	Singapore Dollars
USD	United States Dollar
CHF	Swiss Franc
JPY	Japanese Yen

Investment Footnotes
†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
(r)	The adjustable rate shown is effective as of April 30, 2023.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^	Denominated in USD, unless otherwise noted.
∞	Rates reflect the effective yields at purchase date.
±	Face Amount of security is not adjusted for inflation.

Financial Highlights

*	Tax return of capital is calculated based on the average shares method. Amounts are less than $0.01 per share.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
CPI	Consumer Price Index
Commencement of Operations

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2023

EXPENSE TABLES

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA One-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,022.50	0.13%	$0.65
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.13%	$0.65

DFA Two-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,022.30	0.17%	$0.85
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Selectively Hedged Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,036.70	0.16%	$0.81
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.16%	$0.80

DFA Five-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,022.70	0.23%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15

DFA World ex U.S. Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,026.80	0.20%	$1.01
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00

DFA Short-Term Government Portfolio
Actual Fund Return	$1,000.00	$1,023.10	0.19%	$0.95
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.19%	$0.95

DFA Intermediate Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,060.00	0.12%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60

DFA Short-Term Extended Quality Portfolio
Actual Fund Return	$1,000.00	$1,037.60	0.20%	$1.01
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00

DFA Intermediate-Term Extended Quality Portfolio
Actual Fund Return	$1,000.00	$1,094.30	0.21%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05

DFA Targeted Credit Portfolio
Actual Fund Return	$1,000.00	$1,040.80	0.20%	$1.01
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00

DFA Global Core Plus Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,074.60	0.25%	$1.29
Hypothetical 5% Annual Return	$1,000.00	$1,023.56	0.25%	$1.25

DFA Investment Grade Portfolio
Actual Fund Return	$1,000.00	$1,074.40	0.21%	$1.08
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05

DFA Diversified Fixed Income Portfolio (2)
Actual Fund Return	$1,000.00	$1,040.10	0.15%	$0.76
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA LTIP Portfolio
Actual Fund Return	$1,000.00	$1,085.50	0.13%	$0.67
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.13%	$0.65

DFA Inflation-Protected Securities Portfolio
Actual Fund Return	$1,000.00	$1,049.50	0.11%	$0.56
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55

DFA Short-Duration Real Return Portfolio
Actual Fund Return	$1,000.00	$1,031.80	0.22%	$1.11
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

DFA Global Core Plus Real Return Portfolio
Actual Fund Return	$1,000.00	$1,055.30	0.29%	$1.48
Hypothetical 5% Annual Return	$1,000.00	$1,023.36	0.29%	$1.45

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

DFA Diversified Fixed Income Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the Portfolio and the Portfolio’s portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

5

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

DFA One-Year Fixed Income Portfolio
Communications	1.2%
Consumer, Non-cyclical	2.3%
Financials	26.2%
Foreign Government	15.1%
Multi-National	0.2%
Supranational	11.3%
U.S. Government	43.7%

100.0%

DFA Two-Year Global Fixed Income
Portfolio
Communications	1.2%
Consumer, Non-cyclical	1.6%
Energy	0.9%
Financials	26.5%
Foreign Government	32.0%
Industrials	0.2%
Multi-National	0.5%
Supranational	15.1%
Technology	0.1%
U.S. Government	21.9%

100.0%

DFA Selectively Hedged Global Fixed
Income Portfolio
Basic Materials	2.3%
Communications	3.8%
Consumer, Cyclical	8.3%
Consumer, Non-cyclical	9.3%
Energy	5.0%
Financials	38.7%
Foreign Government	2.4%
Industrials	6.1%
Supranational	1.8%
Technology	3.6%
U.S. Government	15.3%
Utilities	3.4%

100.0%

DFA Five-Year Global Fixed Income
Portfolio
Communications	2.1%
Consumer, Non-cyclical	2.0%
Energy	1.0%
Financials	30.1%
Foreign Government	40.6%
Industrials	1.5%
Multi-National	0.4%
Supranational	17.5%
Technology	1.2%
U.S. Government	3.6%

100.0%

DFA World ex U.S. Government Fixed
Income Portfolio
Energy	2.5%
Financials	16.4%
Foreign Government	63.3%
Industrials	5.4%
Supranational	12.4%

100.0%

DFA Short-Term Government Portfolio
U.S. Government	100.0%

100.0%

6

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DFA Intermediate Government Fixed
Income Portfolio
U.S. Government	100.0%

100.0%

DFA Short-Term Extended Quality
Portfolio
Basic Materials	2.3%
Communications	3.9%
Consumer, Cyclical	10.0%
Consumer, Non-cyclical	9.6%
Energy	4.0%
Financials	37.9%
Foreign Government	3.3%
Industrials	4.6%
Supranational	2.4%
Technology	2.6%
U.S. Government	15.6%
Utilities	3.8%

100.0%

DFA Intermediate-Term Extended Quality
Portfolio
Basic Materials	6.8%
Communications	6.7%
Consumer, Cyclical	5.4%
Consumer, Non-cyclical	12.1%
Energy	9.1%
Financials	33.5%
Foreign Government	1.2%
Industrials	9.3%
Supranational	1.4%
Technology	6.9%
U.S. Government	4.0%
Utilities	3.6%

100.0%

DFA Targeted Credit Portfolio
Basic Materials	4.1%
Communications	2.9%
Consumer, Cyclical	10.7%
Consumer, Non-cyclical	15.0%
Energy	3.5%
Financials	39.7%
Foreign Government	0.6%
Industrials	7.9%
Technology	4.8%
U.S. Government	5.6%
Utilities	5.2%

100.0%

DFA Global Core Plus Fixed Income
Portfolio
Basic Materials	4.0%
Communications	5.4%
Consumer, Cyclical	8.1%
Consumer, Non-cyclical	8.7%
Energy	7.1%
Financials	29.6%
Foreign Government	8.8%
Industrials	6.3%
Mortgage Securities	8.7%
Supranational	1.2%
Technology	5.0%
U.S. Government	4.0%
Utilities	3.1%

100.0%

DFA Investment Grade Portfolio
Basic Materials	1.6%
Communications	4.0%
Consumer, Cyclical	5.1%
Consumer, Non-cyclical	10.2%
Energy	3.3%
Financials	23.0%
Foreign Government	1.4%
Industrials	4.2%
Supranational	0.3%
Technology	3.9%
U.S. Government	40.9%
Utilities	2.1%

100.0%

DFA Diversified Fixed Income Portfolio
Affiliated Investment Companies	80.2%
U.S. Government	19.8%

100.0%

DFA LTIP Portfolio
U.S. Government	100.0%

100.0%

DFA Inflation-Protected Securities
Portfolio
U.S. Government	100.0%

100.0%

DFA Short-Duration Real Return Portfolio
Basic Materials	2.4%
Communications	2.7%
Consumer, Cyclical	8.8%
Consumer, Non-cyclical	8.3%
Energy	4.0%
Financials	38.6%
Foreign Government	4.2%
Industrials	4.2%
Supranational	3.2%
Technology	3.2%
U.S. Government	18.2%
Utilities	2.2%

100.0%

DFA Global Core Plus Real Return
Portfolio
Basic Materials	2.7%
Communications	4.6%
Consumer, Cyclical	8.7%
Consumer, Non-cyclical	5.9%
Energy	4.9%
Financials	37.1%
Foreign Government	6.7%
Industrials	6.6%
Mortgage Securities	9.1%
Supranational	1.4%
Technology	3.9%
U.S. Government	3.3%
Utilities	5.1%

100.0%

7

DFA ONE-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face Amount (000)	Value†
AGENCY OBLIGATIONS — (1.3%)
Federal Home Loan Bank
0.000%, 07/21/23	55,000	$54,406,521
0.010%, 02/26/24	13,000	12,519,172

TOTAL AGENCY OBLIGATIONS		66,925,693

BONDS — (45.7%)
African Development Bank
# 3.000%, 09/20/23	4,750	4,711,592
Agence Francaise de Developpement EPIC
3.125%, 06/30/24	133,800	131,215,123
Amazon.com, Inc.
2.730%, 04/13/24	57,205	56,076,361
0.450%, 05/12/24	6,490	6,207,274
Asian Development Bank
# 1.625%, 03/15/24	111,200	108,187,986
Asian Infrastructure Investment Bank
0.250%, 09/29/23	77,611	76,098,272
BNG Bank NV
3.000%, 09/20/23	74,050	73,430,400
Caisse d’Amortissement de la Dette Sociale
0.375%, 05/19/23	10,046	10,022,060
3.375%, 03/20/24	5,795	5,712,924
0.375%, 05/27/24	66,880	63,943,796
Canadian Imperial Bank of Commerce
# 3.500%, 09/13/23	29,475	29,283,746
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.300%, FRN
(r) 5.137%, 01/12/24	90,475	90,187,161
CPPIB Capital, Inc.
3.125%, 09/25/23	5,000	4,962,119
Ω 3.000%, 06/13/24	22,344	21,888,392
Dexia Credit Local SA
3.250%, 09/26/23	29,000	28,771,188
0.500%, 07/16/24	6,986	6,642,557
Erste Abwicklungsanstalt
0.250%, 08/25/23	5,000	4,922,004
0.250%, 03/01/24	4,000	3,844,736
European Bank for Reconstruction & Development
# 0.250%, 07/10/23	73,506	72,798,652

	Face Amount (000)	Value†
European Investment Bank
2.875%, 08/15/23	10,000	$9,929,764
Export Development Canada
2.625%, 02/21/24	11,175	10,971,542
0.496%, 04/08/24	11,400	10,958,709
FMS Wertmanagement
0.375%, 05/06/24	13,800	13,202,570
Inter-American Development Bank
# 3.000%, 10/04/23	56,834	56,305,041
0.250%, 11/15/23	62,700	61,087,237
2.625%, 01/16/24	10,000	9,839,831
# 3.000%, 02/21/24	13,917	13,694,147
Inter-American Investment Corp., Floating Rate Note, SOFR + 0.270%, FRN
(r) 5.087%, 03/22/24	75,000	74,981,506
International Bank for Reconstruction & Development
3.000%, 09/27/23	51,468	51,040,656
Kommunalbanken AS
0.250%, 12/08/23	1,800	1,748,088
2.750%, 02/05/24	33,400	32,808,152
Kommunalbanken AS, Floating Rate Note, SOFR + 0.160%, FRN
(r)Ω 4.998%, 10/27/23	99,000	98,943,570
Kommunekredit
1.000%, 12/15/23	9,000	8,774,118
Kommuninvest I Sverige AB
Ω 0.250%, 08/09/23	3,373	3,328,375
0.250%, 09/15/23	4,000	3,928,706
3.250%, 01/16/24	21,302	21,027,318
0.375%, 02/16/24	12,600	12,145,518
Ω 0.375%, 02/16/24	33,000	31,813,980
1.375%, 05/08/24	11,750	11,355,006
Kreditanstalt fuer Wiederaufbau
0.250%, 03/08/24	11,662	11,212,525
Kuntarahoitus Oyj
2.500%, 11/15/23	8,322	8,205,300
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.250%, 02/12/24	55,500	53,491,293

8

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount (000)	Value†
Landwirtschaftliche Rentenbank
# 3.125%, 11/14/23	3,300	$3,267,660
2.375%, 01/23/24	19,000	18,633,642
National Australia Bank Ltd.
5.132%, 11/22/24	45,100	45,341,290
Nordea Bank Abp
Ω 0.625%, 05/24/24	17,000	16,152,413
Nordic Investment Bank
2.875%, 07/19/23	35,393	35,218,159
Oesterreichische Kontrollbank AG
3.125%, 11/07/23	404	399,909
OMERS Finance Trust
2.500%, 05/02/24	10,000	9,771,086
Ontario Teachers’ Finance Trust
0.375%, 09/29/23	22,085	21,645,166
Province of Alberta Canada
3.350%, 11/01/23	47,013	46,594,916
# 2.950%, 01/23/24	80,347	79,103,448
Province of Ontario Canada
# 3.400%, 10/17/23	13,700	13,592,071
3.050%, 01/29/24	125,100	123,281,581
Province of Quebec Canada
2.500%, 04/09/24	15,715	15,373,176
Roche Holdings, Inc.
#Ω 1.882%, 03/08/24	83,000	80,769,839
Roche Holdings, Inc., Floating Rate Note, SOFR + 0.330%, FRN
(r)Ω 5.130%, 09/11/23	34,000	34,003,960
Svensk Exportkredit AB
0.250%, 09/29/23	2,500	2,449,831
0.500%, 11/10/23	36,585	35,712,967
1.750%, 12/12/23	32,519	31,855,406
# 0.375%, 03/11/24	6,000	5,767,117
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r) 5.741%, 05/25/23	61,310	61,335,811
Svenska Handelsbanken AB
Ω 0.625%, 06/30/23	9,000	8,927,831
3.900%, 11/20/23	2,933	2,909,580
#Ω 0.550%, 06/11/24	12,750	12,125,449
Swedbank AB
Ω 0.600%, 09/25/23	6,000	5,878,572
Toronto-Dominion Bank
3.500%, 07/19/23	30,745	30,622,179

	Face Amount (000)	Value†
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.220%, FRN
(r) 4.995%, 06/02/23	80,000	$79,971,194
Westpac Banking Corp.
# 3.300%, 02/26/24	14,350	14,175,939
5.350%, 10/18/24	98,450	99,313,285

TOTAL BONDS		2,343,892,772

U.S. TREASURY OBLIGATIONS — (41.9%)
U.S. Treasury Notes
0.125%, 09/15/23	81,000	79,554,024
0.250%, 09/30/23	312,000	306,125,626
0.125%, 10/15/23	459,000	449,138,670
0.375%, 10/31/23	515,000	503,492,969
0.250%, 11/15/23	232,500	226,723,828
0.500%, 11/30/23	220,000	214,431,250
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200, FRN
(r) 5.331%, 01/31/25	371,750	372,472,912

TOTAL U.S. TREASURY OBLIGATIONS		2,151,939,279

COMMERCIAL PAPER — (10.0%)
Bank of Montreal
4.980%, 07/11/23	25,000	24,741,720
BNG Bank
4.919%, 05/09/23	25,000	24,962,814
4.999%, 05/17/23	15,000	14,961,192
4.920%, 05/19/23	5,000	4,985,676
Caisse des Depots et Consignations
4.960%, 06/06/23	50,000	49,730,900
5.046%, 06/20/23	50,000	49,632,239
ERSTE ABWICKLUNGSANSTALT
4.850%, 05/15/23	13,000	12,969,956
Export Development Canada
4.900%, 07/05/23	93,000	92,120,086
Hydro-Quebec
4.820%, 07/06/23	25,000	24,763,196
National Australia Bank Ltd.
4.950%, 06/15/23	25,000	24,832,867
National Securities Clearing Corp.
5.133%, 06/26/23	50,000	49,589,622
4.840%, 05/30/23	15,000	14,933,947
4.990%, 06/13/23	10,000	9,936,341
4.970%, 06/27/23	20,000	19,833,000
4.950%, 07/11/23	9,000	8,906,964
4.960%, 07/13/23	9,000	8,904,411

9

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount (000)	Value†
Nestle Finance International Ltd.
4.800%, 05/16/23	29,200	$29,130,168
NRW Bank
4.800%, 05/03/23	25,000	24,983,163
Province of Quebec Canada
4.853%, 05/02/23	25,000	24,986,658

TOTAL COMMERCIAL PAPER (Cost $515,163,348)		514,904,920

TOTAL INVESTMENT SECURITIES (Cost $5,127,592,116)		5,077,662,664

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund 4.760%	19,810,727	$19,810,727

SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	3,114,410	36,024,383

TOTAL INVESTMENTS — (100.0%) (Cost $5,183,421,043)		$5,133,497,774

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$66,925,693	—	$66,925,693
Bonds	—	2,343,892,772	—	2,343,892,772
U.S. Treasury Obligations	—	2,151,939,279	—	2,151,939,279
Commercial Paper	—	514,904,920	—	514,904,920
Temporary Cash Investments	$19,810,727	—	—	19,810,727
Securities Lending Collateral	—	36,024,383	—	36,024,383

TOTAL	$19,810,727	$5,113,687,047	—	$5,133,497,774

See accompanying Notes to Financial Statements.

10

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Face Amount^ (000)	Value†
BONDS — (68.7%)
AUSTRALIA — (4.7%)
Commonwealth Bank of Australia
4.200%, 08/18/25	AUD	7,000	$4,638,822
Commonwealth Bank of Australia, Floating Rate Note, 3M Swap + 1.130%, FRN
(r) 4.783%, 01/11/24	AUD	37,100	24,666,684
National Australia Bank Ltd.
0.250%, 05/20/24	EUR	992	1,054,368
Ω 1.388%, 01/12/25		16,500	15,624,209
National Australia Bank Ltd., Floating Rate Note, 3M Swap + 1.040%, FRN
(r) 4.590%, 02/26/24	AUD	7,000	4,653,688
New South Wales Treasury Corp.
5.000%, 08/20/24	AUD	46,000	30,998,809
Queensland Treasury Corp.
5.750%, 07/22/24	AUD	50,300	34,156,719
South Australian Government Financing Authority
2.250%, 08/15/24	AUD	9,500	6,187,471
Treasury Corp. of Victoria
5.500%, 12/17/24	AUD	73,500	50,172,180
Western Australian Treasury Corp.
2.500%, 07/23/24	AUD	7,200	4,705,054
5.000%, 07/23/25	AUD	12,000	8,205,011
Westpac Banking Corp.
3.250%, 11/16/23	AUD	4,000	2,634,047
(r) 3M Swap + 0.500%, FRN, 4.133%, 12/08/23	AUD	20,000	13,239,744
1.019%, 11/18/24		22,400	21,162,531
2.700%, 03/17/25	AUD	4,200	2,706,685
3.900%, 08/11/25	AUD	10,000	6,579,730

TOTAL AUSTRALIA			231,385,752

AUSTRIA — (0.3%)
Oesterreichische Kontrollbank AG
1.250%, 12/15/23	GBP	1,600	1,966,651
0.250%, 09/26/24	EUR	2,000	2,106,790
Republic of Austria Government Bond
Ω 1.750%, 10/20/23	EUR	5,000	5,473,305

		Face Amount^ (000)	Value†
AUSTRIA — (Continued)
Ω 1.650%, 10/21/24	EUR	3,800	$4,105,822

TOTAL AUSTRIA			13,652,568

BELGIUM — (2.8%)
Dexia Credit Local SA
0.500%, 07/22/23	GBP	12,500	15,555,961
1.625%, 12/08/23	GBP	5,000	6,158,328
0.000%, 05/29/24	EUR	16,800	17,815,324
1.250%, 11/26/24	EUR	12,500	13,314,181
Euroclear Bank SA
1.250%, 09/30/24	GBP	2,000	2,375,082
Kingdom of Belgium Government Bond
Ω 0.200%, 10/22/23	EUR	22,200	24,114,729
Ω 2.600%, 06/22/24	EUR	31,300	34,321,175
Ω 0.500%, 10/22/24	EUR	26,130	27,815,148

TOTAL BELGIUM			141,469,928

CANADA — (13.1%)
Bank of Montreal
2.890%, 06/20/23	CAD	61,800	45,495,309
Bank of Nova Scotia
2.290%, 06/28/24	CAD	10,000	7,181,238
Canadian Imperial Bank of Commerce
2.970%, 07/11/23	CAD	47,500	34,933,720
CDP Financial, Inc.
3.150%, 07/24/24		23,431	22,977,082
CPPIB Capital, Inc.
Ω 3.000%, 06/13/24		20,481	20,063,380
0.375%, 06/20/24	EUR	9,300	9,880,521
Export Development Canada
2.625%, 02/21/24		13,000	12,763,315
0.496%, 04/08/24		3,400	3,268,387
OMERS Finance Trust
2.500%, 05/02/24		10,000	9,771,087
0.450%, 05/13/25	EUR	6,000	6,212,206
Ontario Teachers’ Finance Trust
0.375%, 09/29/23		7,874	7,716,673
0.500%, 05/06/25	EUR	5,200	5,387,399
Ontario, Province of Canada
0.375%, 06/14/24	EUR	4,700	4,993,278
4.250%, 08/22/24	AUD	3,200	2,121,247
0.875%, 01/21/25	EUR	5,500	5,798,641
Province of Alberta Canada
3.350%, 11/01/23		12,000	11,893,285
2.950%, 01/23/24		52,089	51,282,804
0.500%, 04/16/25	EUR	3,920	4,088,402

11

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
CANADA — (Continued)
Province of Ontario Canada
3.400%, 10/17/23		4,500	$4,464,549
3.050%, 01/29/24		124,500	122,690,303
3.200%, 05/16/24		7,200	7,077,611
Province of Quebec Canada
0.875%, 01/15/25	EUR	29,492	31,112,670
Quebec, Province of Canada
4.200%, 03/10/25	AUD	26,115	17,371,823
0.200%, 04/07/25	EUR	333	345,017
Royal Bank of Canada
2.333%, 12/05/23	CAD	127,600	92,785,359
Toronto-Dominion Bank
0.625%, 07/20/23	EUR	1,400	1,533,090
2.850%, 03/08/24	CAD	119,000	86,198,037
Toronto-Dominion Bank
3.005%, 05/30/23	CAD	28,300	20,858,678

TOTAL CANADA			650,265,111

DENMARK — (3.8%)
Denmark Government Bond
1.500%, 11/15/23	DKK	435,667	63,839,510
0.000%, 11/15/24	DKK	621,500	87,708,263
Kommunekredit
0.250%, 05/15/23	EUR	3,192	3,513,834
0.125%, 08/28/23	EUR	3,200	3,489,558
1.000%, 12/15/23		10,300	10,041,491
0.250%, 02/16/24	EUR	9,000	9,666,439
2.000%, 06/25/24	GBP	2,700	3,281,623
0.750%, 08/15/24	GBP	7,732	9,216,369

TOTAL DENMARK			190,757,087

FINLAND — (0.8%)
Finland Government Bond
Ω 0.000%, 09/15/24	EUR	10,500	11,129,209
Kuntarahoitus Oyj
2.500%, 11/15/23		7,568	7,461,873
0.125%, 03/07/24	EUR	9,400	10,080,294
5.000%, 03/20/24	AUD	6,000	4,003,668
OP Corporate Bank PLC
0.125%, 07/01/24	EUR	6,000	6,340,137

TOTAL FINLAND			39,015,181

FRANCE — (3.4%)
Agence Francaise de Developpement EPIC
3.125%, 01/04/24	EUR	8,500	9,336,182
3.125%, 06/30/24		8,400	8,237,721
0.000%, 03/25/25	EUR	2,000	2,074,861
BNP Paribas SA
2.875%, 09/26/23	EUR	8,222	9,035,038
2.375%, 05/20/24	EUR	2,000	2,178,573

		Face Amount^ (000)	Value†
FRANCE — (Continued)
Bpifrance
0.750%, 11/25/24	EUR	12,000	$12,718,620
Caisse d’Amortissement de la Dette Sociale
0.125%, 10/25/23	EUR	7,600	8,243,969
3.375%, 03/20/24		18,287	18,027,998
0.375%, 05/27/24		32,720	31,283,508
1.375%, 11/25/24	EUR	27,200	29,128,588
French Republic Government Bond OAT
0.000%, 02/25/25	EUR	20,300	21,241,650
SFIL SA
0.000%, 05/24/24	EUR	2,000	2,124,054
0.125%, 10/18/24	EUR	3,800	3,997,499
SNCF Reseau
4.500%, 01/30/24	EUR	2,400	2,662,544
Unedic Asseo
2.375%, 05/25/24	EUR	4,000	4,358,369
0.625%, 02/17/25	EUR	5,200	5,476,736

TOTAL FRANCE			170,125,910

GERMANY — (4.6%)
Erste Abwicklungsanstalt
0.010%, 11/03/23	EUR	5,000	5,414,408
0.250%, 03/01/24		30,400	29,219,994
FMS Wertmanagement
0.625%, 12/15/23	GBP	2,000	2,449,447
0.375%, 05/06/24		5,000	4,783,540
Free State of Bavaria
0.010%, 01/17/25	EUR	2,800	2,919,623
Kreditanstalt fuer Wiederaufbau
1.250%, 08/28/23	NOK	293,700	27,324,637
1.250%, 12/29/23	GBP	5,225	6,415,871
0.250%, 03/08/24		15,900	15,287,185
1.625%, 04/03/24	NOK	318,400	29,258,842
0.000%, 07/04/24	EUR	3,900	4,144,011
0.875%, 07/18/24	GBP	1,750	2,097,661
1.500%, 07/24/24	AUD	15,200	9,790,509
0.000%, 11/15/24	EUR	300	315,408
0.000%, 02/18/25	EUR	4,743	4,951,389
4.000%, 02/27/25	AUD	2,106	1,402,100
0.010%, 03/31/25	EUR	1,856	1,930,422
Land Berlin
0.010%, 11/21/23	EUR	1,165	1,259,837
0.500%, 02/10/25	EUR	1,300	1,364,500
0.250%, 04/22/25	EUR	1,200	1,247,270
Land Hessen
0.000%, 03/10/25	EUR	3,600	3,737,487
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.375%, 12/15/23	GBP	840	1,033,216
0.250%, 02/12/24		18,062	17,408,284
2.000%, 07/23/24		30,000	29,038,740

12

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Landwirtschaftliche Rentenbank
5.375%, 04/23/24	NZD	4,150	$2,557,389
0.400%, 09/23/24	AUD	5,000	3,160,771
4.250%, 01/09/25	AUD	20,300	13,553,184
NRW Bank
1.375%, 12/15/23	GBP	300	369,115
1.600%, 07/31/24	AUD	4,000	2,566,735
0.250%, 03/10/25	EUR	1,547	1,611,011
State of North Rhine-Westphalia
0.000%, 04/02/24	EUR	369	394,089

TOTAL GERMANY			227,006,675

IRELAND — (0.8%)
Ireland Government Bond
3.400%, 03/18/24	EUR	35,000	38,668,964

NETHERLANDS — (3.4%)
BNG Bank NV
3.875%, 05/26/23	EUR	1,700	1,874,122
0.050%, 07/11/23	EUR	1,400	1,533,297
3.000%, 09/20/23		23,000	22,807,552
0.750%, 11/13/23	AUD	3,500	2,276,874
2.000%, 04/12/24	GBP	17,670	21,597,113
5.250%, 05/20/24	AUD	16,050	10,766,645
0.250%, 06/07/24	EUR	6,300	6,705,904
0.500%, 04/16/25	EUR	1,000	1,045,435
3.250%, 07/15/25	AUD	11,800	7,708,933
Cooperatieve Rabobank UA
5.500%, 04/11/24	AUD	2,280	1,525,029
1.375%, 01/10/25		24,468	23,089,843
Dutch Treasury Certificate
0.000%, 05/30/23	EUR	9,000	9,896,840
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV
4.250%, 07/08/25	AUD	5,000	3,320,693
Nederlandse Waterschapsbank NV
0.125%, 09/25/23	EUR	272	295,942
1.125%, 03/15/24		10,600	10,246,758
3.400%, 07/22/25	AUD	7,540	4,937,550
Netherlands Government Bond
Ω 0.000%, 01/15/24	EUR	11,200	12,091,497
Ω 2.000%, 07/15/24	EUR	16,900	18,433,215
Shell International Finance BV
0.500%, 05/11/24	EUR	4,835	5,176,668
0.750%, 05/12/24	EUR	5,800	6,225,112

TOTAL NETHERLANDS			171,555,022

		Face Amount^ (000)	Value†
NEW ZEALAND — (0.6%)
New Zealand Government Bond
0.500%, 05/15/24	NZD	28,200	$16,622,221
New Zealand Local Government Funding Agency Bond
2.250%, 04/15/24	NZD	23,200	13,905,164

TOTAL NEW ZEALAND			30,527,385

NORWAY — (3.7%)
DNB Bank ASA
0.600%, 09/25/23	EUR	5,100	5,556,859
0.050%, 11/14/23	EUR	300	324,308
0.250%, 04/09/24	EUR	5,700	6,070,911
Equinor ASA
# 2.650%, 01/15/24		30,915	30,455,660
3.700%, 03/01/24		2,678	2,650,648
Kommunalbanken AS
2.750%, 02/05/24		13,200	12,966,096
5.250%, 07/15/24	AUD	2,900	1,949,130
0.500%, 10/08/24	AUD	7,300	4,600,901
4.250%, 07/16/25	AUD	11,500	7,671,654
Norway Government Bond
Ω 3.000%, 03/14/24	NOK	1,121,500	104,640,921
Ω 1.750%, 03/13/25	NOK	68,800	6,264,010

TOTAL NORWAY			183,151,098

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (16.3%)
African Development Bank
4.000%, 01/10/25	AUD	39,000	25,883,950
Asian Development Bank
4.500%, 09/05/23	AUD	11,500	7,629,071
1.375%, 12/15/23	GBP	31,416	38,656,893
2.450%, 01/17/24	AUD	4,185	2,743,190
1.625%, 03/15/24		32,561	31,679,038
3.500%, 05/30/24	NZD	91,000	54,983,661
1.100%, 08/15/24	AUD	17,250	11,035,488
3.750%, 03/12/25	AUD	6,885	4,561,667
3.700%, 06/17/25	AUD	7,000	4,634,269
Asian Infrastructure Investment Bank
0.250%, 09/29/23		24,500	24,022,467
European Bank for Reconstruction & Development
0.500%, 09/01/23	AUD	9,500	6,211,281
European Financial Stability Facility
0.000%, 07/17/23	EUR	6,000	6,570,597
0.125%, 10/17/23	EUR	1,900	2,064,154
2.125%, 02/19/24	EUR	2,300	2,510,979
0.000%, 04/19/24	EUR	44,601	47,630,695
1.750%, 06/27/24	EUR	2,695	2,917,683
0.500%, 07/11/25	EUR	719	749,431

13

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Investment Bank
0.500%, 07/21/23	AUD	10,000	$6,569,423
0.500%, 08/10/23	AUD	12,950	8,488,294
0.000%, 10/16/23	EUR	6,933	7,529,467
0.500%, 11/15/23	EUR	1,960	2,128,685
0.875%, 12/15/23	GBP	2,080	2,551,915
2.125%, 01/15/24	EUR	4,866	5,317,398
1.500%, 01/26/24	NOK	152,610	14,068,064
0.000%, 03/15/24	EUR	23,034	24,671,010
2.625%, 03/15/24		14,300	14,038,962
4.125%, 04/15/24	EUR	6,000	6,660,340
4.750%, 08/07/24	AUD	38,772	25,972,080
1.700%, 11/15/24	AUD	24,846	15,953,547
0.000%, 03/25/25	EUR	840	872,791
European Stability Mechanism
0.100%, 07/31/23	EUR	1,085	1,187,095
0.125%, 04/22/24	EUR	22,573	24,115,339
0.000%, 03/14/25	EUR	12,747	13,259,219
European Union
1.875%, 04/04/24	EUR	7,400	8,047,017
0.500%, 04/04/25	EUR	1,500	1,572,623
0.800%, 07/04/25	EUR	42,700	44,837,204
European Union Bill
2.484%, 05/05/23	EUR	12,400	13,661,469
Inter-American Development Bank
3.000%, 10/04/23		25,000	24,767,323
0.250%, 11/15/23		25,000	24,356,952
1.250%, 12/15/23	GBP	38,780	47,686,792
2.625%, 01/16/24		17,480	17,200,024
3.250%, 07/01/24		6,342	6,247,497
4.750%, 08/27/24	AUD	30,150	20,201,337
International Bank for Reconstruction & Development
1.250%, 09/07/23	GBP	13,244	16,441,140
0.500%, 10/10/23	SEK	49,000	4,713,323
0.625%, 12/15/23	GBP	13,844	16,956,531
2.500%, 01/24/24	NZD	64,858	39,174,797
2.500%, 03/19/24		9,634	9,440,679
2.250%, 03/28/24		15,272	14,916,670
International Finance Corp.
1.450%, 07/22/24	AUD	30,390	19,558,843
4.000%, 04/03/25	AUD	5,141	3,422,149
Nordic Investment Bank
1.875%, 04/10/24	NOK	100,000	9,204,836
1.500%, 03/13/25	NOK	166,500	14,992,304
1.050%, 05/12/25	SEK	100,000	9,279,233

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			814,546,886

		Face Amount^ (000)	Value†
SWEDEN — (7.3%)
Kommuninvest I Sverige AB
1.000%, 11/13/23	SEK	288,000	$27,686,933
3.250%, 01/16/24		18,274	18,038,363
0.375%, 02/16/24		18,340	17,678,476
Ω 1.375%, 05/08/24		12,000	11,598,030
1.375%, 05/08/24		9,800	9,470,558
Ω 2.875%, 07/03/24		14,172	13,881,162
1.000%, 10/02/24	SEK	113,000	10,615,521
1.000%, 05/12/25	SEK	96,000	8,909,937
Skandinaviska Enskilda Banken AB
#Ω 0.650%, 09/09/24		33,603	31,629,697
Svensk Exportkredit AB
# 1.750%, 12/12/23		51,871	50,812,503
1.375%, 12/15/23	GBP	5,000	6,148,927
# 3.625%, 09/03/24		26,700	26,342,007
Svenska Handelsbanken AB
#Ω 0.625%, 06/30/23		9,410	9,334,543
0.375%, 07/03/23	EUR	1,394	1,528,492
3.900%, 11/20/23		60,431	59,948,467
0.125%, 06/18/24	EUR	1,000	1,058,513
1.000%, 04/15/25	EUR	2,200	2,309,411
Swedbank AB
Ω 0.600%, 09/25/23		7,000	6,858,334
Sweden Government Bond
Ω 1.500%, 11/13/23	SEK	521,000	50,265,815

TOTAL SWEDEN			364,115,689

UNITED KINGDOM — (0.1%)
Network Rail Infrastructure Finance PLC
4.750%, 01/22/24	GBP	5,469	6,867,738

UNITED STATES — (3.0%)
Abbott Ireland Financing DAC
0.100%, 11/19/24	EUR	3,600	3,771,856
Amazon.com, Inc.
2.730%, 04/13/24		55,000	53,914,865
0.450%, 05/12/24		6,490	6,207,274
Apple, Inc.
1.375%, 01/17/24	EUR	2,100	2,284,580
Exxon Mobil Corp.
0.142%, 06/26/24	EUR	1,000	1,061,511
Procter & Gamble Co.
0.625%, 10/30/24	EUR	700	741,842
Roche Holdings, Inc.
Ω 1.882%, 03/08/24		79,250	77,120,599
Sanofi
0.625%, 04/05/24	EUR	4,700	5,056,616

TOTAL UNITED STATES			150,159,143

TOTAL BONDS			3,423,270,137

14

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
U.S. TREASURY OBLIGATIONS — (21.9%)
U.S. Treasury Notes
0.375%, 10/31/23	362,000	$353,911,562
0.250%, 11/15/23	445,000	433,944,531
0.500%, 11/30/23	10,000	9,746,875
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR + 0.200, FRN, 5.331%, 01/31/25	291,500	292,066,857

TOTAL U.S. TREASURY OBLIGATIONS		1,089,669,825

	Shares	Value
COMMERCIAL PAPER — (7.0%)
CANADA — (1.0%)
Bank of Montreal	25,000,000	24,741,719
Hydro-Quebec	25,000,000	24,763,196

TOTAL CANADA		49,504,915

UNITED STATES — (6.0%)
BNG Bank	25,000,000	24,962,814
BNG Bank	35,000,000	34,909,449
BNG Bank	5,000,000	4,985,676
Caisse des Depots et Consignations	50,000,000	49,730,900
Caisse des Depots et Consignations	50,000,000	49,632,239
National Securities Clearing Corp	50,000,000	49,589,622
National Securities Clearing Corp	10,000,000	9,936,341
National Securities Clearing Corp	15,000,000	14,844,939
National Securities Clearing Corp	14,000,000	13,851,306
NRW Bank	25,000,000	24,983,163
Province of Quebec Canada	25,000,000	24,986,659

TOTAL UNITED STATES		302,413,108

TOTAL COMMERCIAL PAPER		351,918,023

		Shares (000)	Value†
FOREIGN SOVEREIGN OBLIGATIONS — (2.4%)
BELGIUM — (0.2%)
Kingdom of Belgium Treasury Bills
2.750%, 11/09/23	EUR	10,000,000	$10,836,089

FINLAND — (0.1%)
Finland T-Bills
2.687%, 08/14/23	EUR	4,000,000	4,368,233

NETHERLANDS — (0.5%)
Dutch Treasury Certificate
0.000%, 06/29/23	EUR	20,000,000	21,941,258

SINGAPORE — (0.5%)
Monetary Authority of Singapore Bill
3.831%, 05/19/23	SGD	33,400,000	24,982,705

SWEDEN — (0.1%)
Sweden Treasury Bills
Ω 2.433%, 06/21/23	SEK	60,000,000	5,825,316

UNITED KINGDOM — (1.0%)
U.K. Treasury Bills
4.139%, 07/31/23	GBP	40,000,000	49,729,204

TOTAL FOREIGN SOVEREIGN OBLIGATIONS			117,682,805

TOTAL INVESTMENT SECURITIES (Cost $5,082,759,270)			4,982,540,790

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund		168,373	1,947,576

TOTAL INVESTMENTS — (100.0%) (Cost $5,084,706,492)			$4,984,488,366

15

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

As of April 30, 2023, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	78,059,446	NOK	815,175,009	HSBC Bank	05/03/23	$1,567,827
NOK	815,175,009	USD	75,925,935	HSBC Bank	05/03/23	565,684
USD	66,509,029	NOK	685,820,287	Bank of America Corp.	05/05/23	2,148,844
SEK	37,649,539	USD	3,645,304	Citibank, N.A.	05/08/23	26,933
USD	75,122,960	EUR	67,848,698	Bank of New York Mellon	05/15/23	306,626
USD	58,923,234	NZD	95,154,468	Citibank, N.A.	05/15/23	82,149
EUR	1,087,404	USD	1,195,553	Citibank, N.A.	05/15/23	3,520
EUR	5,497,919	USD	6,044,574	State Street Bank and Trust	05/15/23	17,947
EUR	22,180,770	USD	24,358,505	Barclays Capital	05/16/23	101,460
SEK	703,196	USD	68,269	Citibank, N.A.	05/16/23	347
SEK	15,604,123	USD	1,510,078	HSBC Bank	05/16/23	12,526
USD	68,787,559	EUR	62,373,555	State Street Bank and Trust	05/16/23	4,783
USD	70,219,006	NZD	112,428,840	UBS AG	05/16/23	696,019
USD	118,407,888	AUD	176,958,210	State Street Bank and Trust	05/25/23	1,200,658
USD	66,072,563	NOK	701,209,448	HSBC Bank	05/26/23	199,624
USD	52,005,410	CAD	70,386,889	HSBC Bank	06/01/23	22,653
USD	98,049,271	AUD	146,093,423	Bank of America Corp.	06/29/23	1,139,513
USD	441,780	AUD	657,883	Citibank, N.A.	06/29/23	5,379
USD	31,376,524	CAD	42,101,648	Bank of New York Mellon	06/30/23	265,286
USD	45,897,269	CAD	61,736,494	HSBC Bank	07/05/23	272,213
USD	123,629,483	AUD	182,909,826	Citibank, N.A.	07/12/23	2,233,192
USD	43,834,956	CAD	58,667,741	HSBC Bank	07/12/23	472,007
USD	25,065,892	SGD	33,299,800	State Street Bank and Trust	07/20/23	36,741

Total Appreciation						$11,381,931

USD	76,800,010	DKK	522,094,609	Bank of America Corp.	05/08/23	$(412,909)
USD	21,373,704	SEK	220,500,447	Bank of New York Mellon	05/08/23	(133,331)
USD	149,029,134	EUR	136,393,566	Societe Generale	05/08/23	(1,310,242)
USD	50,444,422	SEK	521,265,034	State Street Bank and Trust	05/08/23	(398,402)
USD	144,312,822	EUR	136,393,566	Societe Generale	05/09/23	(6,036,007)
USD	71,012,516	DKK	498,266,488	Bank of America Corp.	05/10/23	(2,686,326)
USD	1,552,171	DKK	10,853,279	Morgan Stanley and Co. International	05/10/23	(53,142)
EUR	5,768,916	USD	6,361,380	Citibank, N.A.	05/15/23	(33)
USD	50,543,308	SEK	521,986,767	Morgan Stanley and Co. International	05/16/23	(390,613)
USD	124,871,545	GBP	103,452,981	Citibank, N.A.	05/22/23	(5,198,551)
USD	150,197,853	EUR	138,683,221	HSBC Bank	05/23/23	(2,795,724)
USD	127,402,875	GBP	102,378,951	State Street Bank and Trust	05/25/23	(1,324,890)
USD	41,573,670	CAD	56,302,112	State Street Bank and Trust	05/31/23	(6,247)
USD	149,056,656	EUR	136,597,502	State Street Bank and Trust	05/31/23	(1,703,471)
USD	76,266,536	NOK	817,612,819	HSBC Bank	06/02/23	(568,070)
USD	63,521,185	EUR	58,265,658	State Street Bank and Trust	06/05/23	(803,544)
USD	124,917,028	AUD	188,673,303	Barclays Capital	06/07/23	(119,609)
AUD	1,404,639	USD	943,693	Citibank, N.A.	06/07/23	(12,817)
USD	40,252,594	CAD	55,423,193	Bank of New York Mellon	06/23/23	(696,965)
USD	34,717,592	CAD	47,513,018	Barclays Capital	06/26/23	(389,611)

Total (Depreciation)						$(25,040,504)

Total Appreciation (Depreciation)						$(13,658,573)

16

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$231,385,752	—	$231,385,752
Austria	—	13,652,568	—	13,652,568
Belgium	—	141,469,928	—	141,469,928
Canada	—	650,265,111	—	650,265,111
Denmark	—	190,757,087	—	190,757,087
Finland	—	39,015,181	—	39,015,181
France	—	170,125,910	—	170,125,910
Germany	—	227,006,675	—	227,006,675
Ireland	—	38,668,964	—	38,668,964
Netherlands	—	171,555,022	—	171,555,022
New Zealand	—	30,527,385	—	30,527,385
Norway	—	183,151,098	—	183,151,098
Supranational Organization Obligations	—	814,546,886	—	814,546,886
Sweden	—	364,115,689	—	364,115,689
United Kingdom	—	6,867,738	—	6,867,738
United States	—	150,159,143	—	150,159,143
U.S. Treasury Obligations	—	1,089,669,825	—	1,089,669,825
Commercial Paper	—	351,918,023	—	351,918,023
Foreign Sovereign Obligations	—	117,682,805	—	117,682,805
Securities Lending Collateral	—	1,947,576	—	1,947,576
Forward Currency Contracts**	—	(13,658,573)	—	(13,658,573)

TOTAL	—	$4,970,829,793	—	$4,970,829,793

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

17

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Face Amount^ (000)	Value†
BONDS — (83.2%)
AUSTRALIA — (1.9%)
ASB Finance Ltd.
0.750%, 03/13/24	EUR	500	$535,259
Bank of New Zealand
Ω 1.000%, 03/03/26		300	269,654
BHP Billiton Finance Ltd.
3.000%, 05/29/24	EUR	1,000	1,094,335
Glencore Funding LLC
Ω 4.125%, 03/12/24		825	811,802
Ω 4.625%, 04/29/24		1,200	1,188,209
Ω 1.625%, 09/01/25		975	900,335
Ω 1.625%, 04/27/26		5,600	5,079,994
Macquarie Bank Ltd., Floating Rate Note, 3M Swap + 0.480%, FRN
(r) 4.116%, 12/09/25	AUD	500	327,352
New South Wales Treasury Corp.
4.000%, 05/20/26	AUD	3,900	2,624,266
Suncorp-Metway Ltd., Floating Rate Note, 3M Swap + 0.780%, FRN
(r) 4.456%, 01/25/27	AUD	1,000	655,551
Telstra Corp. Ltd.
2.500%, 09/15/23	EUR	1,000	1,097,167
Treasury Corp. of Victoria
0.500%, 11/20/25	AUD	4,000	2,458,518
Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.690%, FRN
(r) 4.376%, 03/17/25	AUD	3,500	2,320,125

TOTAL AUSTRALIA			19,362,567

AUSTRIA — (0.6%)
Erste Group Bank AG
1.500%, 04/07/26	EUR	2,200	2,292,476
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
1.375%, 04/14/25	EUR	1,300	1,359,953
OMV AG
0.000%, 07/03/25	EUR	2,236	2,286,255

TOTAL AUSTRIA			5,938,684

BELGIUM — (1.6%)
Belfius Bank SA
0.010%, 10/15/25	EUR	1,500	1,510,412

		Face Amount^ (000)	Value†
BELGIUM — (Continued)
0.000%, 08/28/26	EUR	1,500	$1,456,393
Dexia Credit Local SA
1.625%, 12/08/23	GBP	900	1,108,499
0.000%, 05/29/24	EUR	5,000	5,302,180
0.500%, 01/17/25	EUR	5,000	5,243,316
Groupe Bruxelles Lambert NV
1.375%, 05/23/24	EUR	200	215,334
1.875%, 06/19/25	EUR	1,000	1,062,948

TOTAL BELGIUM			15,899,082

CANADA — (7.2%)
Alimentation Couche-Tard, Inc.
1.875%, 05/06/26	EUR	4,500	4,668,923
Bank of Montreal
2.850%, 03/06/24	CAD	3,000	2,172,528
2.280%, 07/29/24	CAD	5,500	3,929,099
2.750%, 06/15/27	EUR	200	211,556
Bank of Montreal, Floating Rate Note, 3M Swap + 1.000%, FRN
(r) 4.661%, 07/17/24	AUD	2,000	1,325,630
Bank of Nova Scotia
2.290%, 06/28/24	CAD	21,000	15,080,599
1.050%, 03/02/26		6,200	5,562,921
Canadian Imperial Bank of Commerce
2.970%, 07/11/23	CAD	23,500	17,282,998
1.250%, 06/22/26		429	385,363
Canadian Natural Resources Ltd.
3.900%, 02/01/25		1,110	1,086,686
CDP Financial, Inc.
0.875%, 06/10/25		4,500	4,184,831
Enbridge, Inc.
4.000%, 10/01/23		3,000	2,981,831
ITC Holdings Corp.
3.650%, 06/15/24		1,099	1,080,328
Ontario, Province of Canada
0.500%, 12/15/23	GBP	100	122,342
Quebec, Province of Canada
2.375%, 01/22/24	EUR	200	218,382
Rogers Communications, Inc.
3.625%, 12/15/25		100	96,231

18

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
CANADA — (Continued)
Royal Bank of Canada
2.352%, 07/02/24	CAD	2,500	$1,790,973
1.200%, 04/27/26		1,150	1,046,750
Toronto-Dominion Bank
0.750%, 01/06/26		4,740	4,258,851
1.200%, 06/03/26		5,500	4,907,970
Toronto-Dominion Bank , Floating Rate Note, 3M Swap + 1.000%, FRN
(r) 4.653%, 07/10/24	AUD	1,000	662,853

TOTAL CANADA			73,057,645

DENMARK — (0.3%)
AP Moller - Maersk AS
1.750%, 03/16/26	EUR	750	783,164
Danske Bank AS
0.625%, 05/26/25	EUR	2,170	2,240,354

TOTAL DENMARK			3,023,518

FINLAND — (0.5%)
Kuntarahoitus Oyj
0.125%, 03/07/24	EUR	2,700	2,895,404
OP Corporate Bank PLC
0.375%, 06/19/24	EUR	1,000	1,057,615
0.250%, 03/24/26	EUR	740	732,789
1.375%, 09/04/26	GBP	500	545,687

TOTAL FINLAND			5,231,495

FRANCE — (4.9%)
Airbus SE
1.625%, 04/07/25	EUR	500	532,227
Arval Service Lease SA
0.875%, 02/17/25	EUR	2,400	2,488,743
4.125%, 04/13/26	EUR	2,500	2,732,812
Banque Federative du Credit Mutuel SA
Ω 2.375%, 11/21/24		300	286,413
0.010%, 03/07/25	EUR	4,900	5,032,321
1.000%, 05/23/25	EUR	1,200	1,250,481
1.625%, 01/19/26	EUR	1,000	1,038,460
1.000%, 07/16/26	GBP	200	220,949
Banque Stellantis France SACA
0.625%, 06/21/24	EUR	822	874,126
0.000%, 01/22/25	EUR	3,500	3,611,623
3.875%, 01/19/26	EUR	1,500	1,651,525
BNP Paribas SA
1.000%, 06/27/24	EUR	3,000	3,202,398
BPCE SA
1.000%, 07/15/24	EUR	2,000	2,133,345
Ω 2.375%, 01/14/25		1,500	1,417,753
0.625%, 04/28/25	EUR	3,000	3,106,070
0.250%, 01/15/26	EUR	2,000	2,007,460

		Face Amount^ (000)	Value†
FRANCE — (Continued)
0.375%, 02/02/26	EUR	1,000	$1,004,616
Caisse d’Amortissement de la Dette Sociale
0.375%, 05/27/24		3,100	2,963,902
Credit Agricole SA
2.375%, 05/20/24	EUR	2,000	2,172,948
0.500%, 06/24/24	EUR	2,000	2,124,103
1.375%, 03/13/25	EUR	1,100	1,161,522
1.000%, 09/18/25	EUR	1,000	1,038,526
1.250%, 04/14/26	EUR	500	515,082
1.375%, 05/03/27	EUR	800	805,939
LeasePlan Corp. NV
Ω 2.875%, 10/24/24		1,000	957,591
LVMH Moet Hennessy Louis Vuitton SE
0.000%, 02/11/26	EUR	1,200	1,213,560
Regie Autonome des Transports Parisiens
0.375%, 06/15/24	EUR	400	425,809
Societe Generale SA
Ω 1.375%, 07/08/25		1,000	915,919
0.125%, 02/24/26	EUR	1,600	1,588,560
TotalEnergies Capital International SA
2.875%, 11/19/25	EUR	1,000	1,096,655
1.660%, 07/22/26	GBP	100	114,527

TOTAL FRANCE			49,685,965

GERMANY — (4.5%)
Bayer U.S. Finance II LLC
Ω 4.250%, 12/15/25		4,700	4,608,289
BMW Finance NV
0.500%, 02/22/25	EUR	494	519,524
0.000%, 01/11/26	EUR	240	243,453
BMW U.S. Capital LLC
Ω 3.900%, 04/09/25		142	140,232
1.000%, 04/20/27	EUR	822	833,897
Daimler Truck International Finance BV
1.250%, 04/06/25	EUR	2,000	2,107,737
Deutsche Bank AG
3.700%, 05/30/24		748	725,431
FMS Wertmanagement
0.625%, 12/15/23	GBP	100	122,472
HOWOGE Wohnungsbaugesellschaft mbH
0.000%, 11/01/24	EUR	2,900	3,002,886
Kreditanstalt fuer Wiederaufbau
1.250%, 12/29/23	GBP	1,500	1,841,877

19

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
GERMANY — (Continued)
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.250%, 08/07/25	AUD	7,500	$4,994,570
Landwirtschaftliche Rentenbank
1.125%, 12/15/23	GBP	955	1,173,312
4.750%, 05/06/26	AUD	9,900	6,758,934
Mercedes-Benz Finance North America LLC
Ω 1.450%, 03/02/26		10,226	9,394,551
Merck Financial Services GmbH
0.125%, 07/16/25	EUR	200	205,659
NRW Bank
1.050%, 03/31/26	AUD	2,800	1,703,364
Siemens Financieringsmaatschappij NV
0.000%, 09/05/24	EUR	240	253,664
1.000%, 02/20/25	GBP	500	587,692
2.250%, 03/10/25	EUR	200	216,153
0.000%, 02/20/26	EUR	400	404,494
Volkswagen Financial Services NV
1.625%, 02/10/24	GBP	400	488,201
Volkswagen Group of America Finance LLC
Ω 2.850%, 09/26/24		1,000	969,573
Ω 3.350%, 05/13/25		200	193,691
Volkswagen Leasing GmbH
0.000%, 07/19/24	EUR	2,633	2,770,956
0.375%, 07/20/26	EUR	500	491,536
VW Credit Canada, Inc.
1.200%, 09/25/23	CAD	2,000	1,452,869

TOTAL GERMANY			46,205,017

IRELAND — (0.9%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.875%, 08/14/24		5,000	4,801,875
1.750%, 01/30/26		2,700	2,422,340
4.450%, 04/03/26		150	145,122
ESB Finance DAC
2.125%, 06/08/27	EUR	1,000	1,041,347
GAS Networks Ireland
0.125%, 12/04/24	EUR	800	833,966

TOTAL IRELAND			9,244,650

ITALY — (1.0%)
Enel Finance International NV
5.625%, 08/14/24	GBP	1,787	2,255,627

		Face Amount^ (000)	Value†
ITALY — (Continued)
Intesa Sanpaolo SpA
Ω 3.250%, 09/23/24		1,000	$963,898
Republic of Italy Government International Bond
6.875%, 09/27/23		2,500	2,510,850
2.375%, 10/17/24		4,562	4,367,777
1.250%, 02/17/26		248	222,731

TOTAL ITALY			10,320,883

JAPAN — (6.4%)
American Honda Finance Corp.
1.950%, 10/18/24	EUR	1,710	1,842,766
Development Bank of Japan, Inc.
0.010%, 10/15/24	EUR	2,000	2,089,335
0.010%, 09/09/25	EUR	400	406,315
0.875%, 10/10/25	EUR	400	413,864
East Japan Railway Co.
2.614%, 09/08/25	EUR	4,900	5,298,777
Honda Canada Finance, Inc.
3.176%, 08/28/23	CAD	3,000	2,201,491
JT International Financial Services BV
1.125%, 09/28/25	EUR	400	412,433
Mitsubishi Corp.
3.375%, 07/23/24		250	244,643
Mitsubishi UFJ Financial Group, Inc.
0.978%, 06/09/24	EUR	3,000	3,200,183
0.339%, 07/19/24	EUR	2,999	3,165,687
1.412%, 07/17/25		2,300	2,115,460
2.757%, 09/13/26		2,000	1,856,637
Mizuho Financial Group, Inc.
0.523%, 06/10/24	EUR	3,000	3,184,448
0.118%, 09/06/24	EUR	3,623	3,798,045
0.214%, 10/07/25	EUR	100	101,349
1.631%, 04/08/27	EUR	3,277	3,306,317
Nomura Holdings, Inc.
1.653%, 07/14/26		5,828	5,164,597
NTT Finance Corp.
0.010%, 03/03/25	EUR	1,700	1,758,005
ORIX Corp.
1.919%, 04/20/26	EUR	500	519,892
Sumitomo Mitsui Financial Group, Inc.
0.934%, 10/11/24	EUR	2,000	2,114,529
0.948%, 01/12/26		2,300	2,063,211
1.546%, 06/15/26	EUR	3,040	3,115,628
2.632%, 07/14/26		4,000	3,737,772
Takeda Pharmaceutical Co. Ltd.
2.250%, 11/21/26	EUR	2,500	2,639,052

20

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
JAPAN — (Continued)
Toyota Credit Canada, Inc.
3.040%, 07/12/23	CAD	6,000	$4,412,370
Toyota Finance Australia Ltd.
0.250%, 04/09/24	EUR	1,000	1,069,216
2.004%, 10/21/24	EUR	1,400	1,509,901
0.064%, 01/13/25	EUR	2,700	2,802,449
Toyota Motor Credit Corp.
0.750%, 11/19/26	GBP	733	799,099

TOTAL JAPAN			65,343,471

NETHERLANDS — (1.9%)
BNG Bank NV
3.250%, 07/15/25	AUD	7,000	4,573,096
Cooperatieve Rabobank UA
Ω 2.625%, 07/22/24		1,000	968,108
de Volksbank NV
0.010%, 09/16/24	EUR	1,000	1,046,960
Enexis Holding NV
0.875%, 04/28/26	EUR	3,000	3,077,092
ING Groep NV
1.125%, 02/14/25	EUR	4,600	4,844,673
JAB Holdings BV
1.625%, 04/30/25	EUR	2,000	2,114,803
Royal Schiphol Group NV
2.000%, 10/05/26	EUR	526	552,532
TenneT Holding BV
1.625%, 11/17/26	EUR	2,250	2,370,386

TOTAL NETHERLANDS			19,547,650

NORWAY — (1.4%)
Aker BP ASA
3.000%, 01/15/25		5,900	5,690,122
Ω 3.000%, 01/15/25		1,000	964,428
Ω 2.875%, 01/15/26		1,300	1,236,002
Kommunalbanken AS
4.250%, 07/16/25	AUD	90	60,039
SpareBank 1 SMN
3.125%, 12/22/25	EUR	1,000	1,079,190
Statkraft AS
1.125%, 03/20/25	EUR	3,500	3,687,067
Statnett SF
0.875%, 03/08/25	EUR	500	523,094
Telenor ASA
2.625%, 12/06/24	EUR	1,000	1,084,843
0.750%, 05/31/26	EUR	200	202,647

TOTAL NORWAY			14,527,432

PORTUGAL — (0.0%)
EDP - Energias de Portugal SA
2.875%, 06/01/26	EUR	200	215,410

		Face Amount^ (000)	Value†
SPAIN — (1.6%)
Autonomous Community of Madrid
4.125%, 05/21/24	EUR	4,000	$4,435,996
1.826%, 04/30/25	EUR	1,250	1,339,668
Banco Bilbao Vizcaya Argentaria SA
1.750%, 11/26/25	EUR	7,000	7,349,281
3.375%, 09/20/27	EUR	500	540,953
CaixaBank SA
0.375%, 02/03/25	EUR	1,000	1,036,776
Iberdrola Finanzas SA
7.375%, 01/29/24	GBP	900	1,147,569

TOTAL SPAIN			15,850,243

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.8%)
Asian Development Bank
0.500%, 05/05/26	AUD	5,400	3,255,884
Asian Infrastructure Investment Bank
1.000%, 05/06/26	AUD	200	120,454
Inter-American Development Bank
1.250%, 12/15/23	GBP	400	491,870
3.000%, 02/21/24		5,000	4,919,935
2.750%, 10/30/25	AUD	10,000	6,469,951
International Bank for Reconstruction & Development
0.500%, 05/18/26	AUD	1,800	1,084,445
International Finance Corp.
1.250%, 12/15/23	GBP	1,250	1,536,911

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			17,879,450

SWEDEN — (2.4%)
Lansforsakringar Bank AB
0.125%, 02/19/25	EUR	2,000	2,058,205
SBAB Bank AB
1.875%, 12/10/25	EUR	2,877	3,032,050
Skandinaviska Enskilda Banken AB
0.050%, 07/01/24	EUR	1,400	1,478,069
4.000%, 11/09/26	EUR	1,000	1,097,100
1.750%, 11/11/26	EUR	600	617,250
Svenska Handelsbanken AB
1.000%, 04/15/25	EUR	670	703,320
Swedbank AB
0.250%, 10/09/24	EUR	800	836,526
0.250%, 11/02/26	EUR	1,600	1,555,101
Ω 1.538%, 11/16/26		2,400	2,143,632
1.300%, 02/17/27	EUR	300	296,378

21

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
SWEDEN — (Continued)
Vattenfall AB
3.250%, 04/18/24	EUR	400	$440,162
Volvo Treasury AB
0.125%, 09/17/24	EUR	250	262,662
0.625%, 02/14/25	EUR	1,000	1,047,581
1.625%, 09/18/25	EUR	3,690	3,893,207
2.625%, 02/20/26	EUR	2,750	2,966,288
2.000%, 08/19/27	EUR	2,159	2,236,125

TOTAL SWEDEN			24,663,656

SWITZERLAND — (0.9%)
ABB Finance BV
0.625%, 03/31/24	EUR	480	515,028
Argentum Netherlands BV for Givaudan SA
1.125%, 09/17/25	EUR	700	728,680
UBS AG
0.010%, 03/31/26	EUR	1,270	1,246,353
UBS Group AG
Ω 4.125%, 09/24/25		2,000	1,926,816
Ω 4.125%, 04/15/26		5,000	4,784,767
1.250%, 09/01/26	EUR	240	237,945

TOTAL SWITZERLAND			9,439,589

UNITED KINGDOM — (5.4%)
Barclays PLC
3.125%, 01/17/24	GBP	480	592,484
3.650%, 03/16/25		500	478,514
4.375%, 01/12/26		3,300	3,215,535
BAT Capital Corp.
3.222%, 08/15/24		3,500	3,404,778
BAT International Finance PLC
0.875%, 10/13/23	EUR	3,000	3,263,534
1.668%, 03/25/26		1,000	910,501
BP Capital Markets PLC
1.876%, 04/07/24	EUR	1,943	2,108,664
2.972%, 02/27/26	EUR	2,341	2,549,858
2.213%, 09/25/26	EUR	2,500	2,642,116
1.573%, 02/16/27	EUR	1,016	1,045,920
CNH Industrial Capital LLC
4.200%, 01/15/24		380	375,701
3.950%, 05/23/25		4,100	4,003,176
Diageo Finance PLC
0.500%, 06/19/24	EUR	174	185,521
1.750%, 09/23/24	EUR	600	647,151
1.000%, 04/22/25	EUR	1,000	1,054,338
2.375%, 05/20/26	EUR	1,000	1,072,105
HSBC Continental Europe SA
0.250%, 05/17/24	EUR	400	424,238

		Face Amount^ (000)	Value†
UNITED KINGDOM — (Continued)
HSBC Holdings PLC
3.196%, 12/05/23	CAD	4,000	$2,916,279
4.300%, 03/08/26		1,000	981,833
Lloyds Bank Corporate Markets PLC
0.375%, 01/28/25	EUR	100	103,933
Lloyds Bank PLC
7.500%, 04/15/24	GBP	250	319,986
London Stock Exchange Group PLC
0.875%, 09/19/24	EUR	330	350,247
Lseg Netherlands BV
0.000%, 04/06/25	EUR	740	762,209
LSEGA Financing PLC
Ω 0.650%, 04/06/24		800	762,134
Motability Operations Group PLC
0.875%, 03/14/25	EUR	2,470	2,591,488
0.375%, 01/03/26	EUR	2,100	2,131,857
Nationwide Building Society
1.250%, 03/03/25	EUR	600	632,096
0.250%, 07/22/25	EUR	850	866,823
Ω 1.500%, 10/13/26		9,000	7,967,760
2.000%, 04/28/27	EUR	920	946,448
NatWest Group PLC
4.800%, 04/05/26		3,068	3,055,065
Reckitt Benckiser Treasury Services Nederland BV
0.375%, 05/19/26	EUR	200	203,969
Reckitt Benckiser Treasury Services PLC
Ω 2.750%, 06/26/24		700	682,577
Unilever Finance Netherlands BV
0.750%, 02/28/26	EUR	1,775	1,828,041

TOTAL UNITED KINGDOM			55,076,879

UNITED STATES — (38.0%)
Altria Group, Inc.
2.200%, 06/15/27	EUR	1,000	1,019,533
Amazon.com, Inc.
1.000%, 05/12/26		2,823	2,575,869
Amcor Finance USA, Inc.
3.625%, 04/28/26		551	530,334
American Express Co.
2.500%, 07/30/24		2,500	2,423,559
American Medical Systems Europe BV
0.750%, 03/08/25	EUR	1,000	1,044,372
American Tower Corp.
4.000%, 06/01/25		2,000	1,964,276
1.300%, 09/15/25		256	235,329
1.600%, 04/15/26		1,500	1,364,564
3.375%, 10/15/26		3,000	2,856,509

22

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Amgen, Inc.
2.000%, 02/25/26	EUR	1,700	$1,799,965
Aon Global Ltd.
2.875%, 05/14/26	EUR	1,500	1,596,092
Archer-Daniels-Midland Co.
1.000%, 09/12/25	EUR	5,250	5,462,314
Assurant, Inc.
4.200%, 09/27/23		250	247,459
Avnet, Inc.
4.625%, 04/15/26		2,000	1,969,254
Bank of America Corp.
2.375%, 06/19/24	EUR	1,000	1,085,085
3.500%, 04/19/26		1,230	1,195,309
Biogen, Inc.
4.050%, 09/15/25		5,701	5,589,870
Boardwalk Pipelines LP
4.950%, 12/15/24		355	352,397
5.950%, 06/01/26		200	203,999
Boeing Co.
2.600%, 10/30/25		5,194	4,902,602
Boeing Co.
3.100%, 05/01/26		1,100	1,042,764
2.250%, 06/15/26		154	141,875
Booking Holdings, Inc.
2.375%, 09/23/24	EUR	1,000	1,084,887
0.100%, 03/08/25	EUR	4,280	4,424,865
1.800%, 03/03/27	EUR	1,700	1,765,164
BorgWarner, Inc.
Ω 5.000%, 10/01/25		1,683	1,676,156
Bristol-Myers Squibb Co.
3.200%, 06/15/26		719	700,333
Brown & Brown, Inc.
4.200%, 09/15/24		1,429	1,412,068
Capital One Financial Corp.
3.750%, 04/24/24		700	684,979
3.200%, 02/05/25		1,000	953,929
Cargill, Inc.
Ω 0.750%, 02/02/26		460	419,200
Carrier Global Corp.
2.242%, 02/15/25		436	415,750
Celanese U.S. Holdings LLC
1.400%, 08/05/26		970	850,471
Chubb INA Holdings, Inc.
0.300%, 12/15/24	EUR	1,022	1,062,776
Citigroup, Inc.
2.375%, 05/22/24	EUR	3,000	3,258,668
1.750%, 01/28/25	EUR	300	320,375
3.400%, 05/01/26		4,900	4,720,856
3.200%, 10/21/26		1,200	1,139,488
CNA Financial Corp.
7.250%, 11/15/23		460	462,526
3.950%, 05/15/24		7,000	6,891,222

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Coca-Cola Co.
1.875%, 09/22/26	EUR	500	$526,454
Comcast Corp.
0.000%, 09/14/26	EUR	1,900	1,869,461
Conagra Brands, Inc.
4.300%, 05/01/24		1,409	1,394,893
Constellation Energy Generation LLC
3.250%, 06/01/25		2,000	1,923,106
Crown Castle, Inc.
3.200%, 09/01/24		5,000	4,871,171
1.050%, 07/15/26		2,500	2,221,128
Discover Financial Services
# 4.500%, 01/30/26		4,517	4,370,515
Discovery Communications LLC
2.500%, 09/20/24	GBP	200	241,090
3.450%, 03/15/25		200	193,047
Dover Corp.
0.750%, 11/04/27	EUR	465	451,820
DXC Capital Funding DAC
0.450%, 09/15/27	EUR	2,500	2,293,220
DXC Technology Co.
1.800%, 09/15/26		285	250,420
Eaton Capital UnLtd Co.
0.750%, 09/20/24	EUR	500	530,887
0.128%, 03/08/26	EUR	2,500	2,499,738
Ecolab, Inc.
1.000%, 01/15/24	EUR	170	184,007
Edison International
4.950%, 04/15/25		6,000	5,981,853
Elevance Health, Inc.
2.375%, 01/15/25		1,000	961,699
1.500%, 03/15/26		861	792,245
Emerson Electric Co.
1.250%, 10/15/25	EUR	1,100	1,149,527
Energy Transfer LP
4.050%, 03/15/25		300	294,139
2.900%, 05/15/25		7,000	6,681,447
Equinix, Inc.
2.625%, 11/18/24		4,000	3,846,154
1.250%, 07/15/25		3,500	3,217,380
1.450%, 05/15/26		600	542,030
ERAC USA Finance LLC
Ω 3.850%, 11/15/24		4,000	3,925,441
Exelon Corp.
3.950%, 06/15/25		1,650	1,618,131
Expedia Group, Inc.
5.000%, 02/15/26		3,000	2,999,284
Experian Finance PLC
1.375%, 06/25/26	EUR	2,553	2,630,505
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25		721	714,603

23

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Fidelity National Information Services, Inc.
1.150%, 03/01/26		6,800	$6,123,537
Fiserv, Inc.
3.200%, 07/01/26		3,750	3,575,602
Flex Ltd.
3.750%, 02/01/26		7,750	7,448,412
Fortune Brands Innovations, Inc.
4.000%, 06/15/25		1,000	982,268
General Motors Co.
6.125%, 10/01/25		800	814,253
General Motors Financial Co., Inc.
2.250%, 09/06/24	GBP	200	240,108
1.694%, 03/26/25	EUR	500	529,800
2.750%, 06/20/25		2,000	1,897,101
# 1.250%, 01/08/26		3,000	2,701,805
5.250%, 03/01/26		1,500	1,498,964
Georgia-Pacific LLC
Ω 3.600%, 03/01/25		125	122,211
Gilead Sciences, Inc.
3.650%, 03/01/26		539	527,109
GlaxoSmithKline Capital PLC
3.000%, 06/01/24		1,000	982,455
Global Payments, Inc.
3.750%, 06/01/23		1,000	998,059
1.500%, 11/15/24		1,000	943,954
1.200%, 03/01/26		400	358,638
Goldman Sachs Group, Inc.
0.125%, 08/19/24	EUR	500	525,540
3.375%, 03/27/25	EUR	2,000	2,189,820
3.750%, 02/25/26		1,090	1,062,112
Hewlett Packard Enterprise Co.
4.450%, 10/02/23		3,130	3,114,096
Holcim Finance Luxembourg SA
1.500%, 04/06/25	EUR	514	542,733
Humana, Inc.
3.850%, 10/01/24		6,850	6,742,065
International Business Machines Corp.
3.000%, 05/15/24		6,000	5,877,667
International Flavors & Fragrances, Inc.
1.800%, 09/25/26	EUR	2,000	2,036,048
Interpublic Group of Cos., Inc.
4.200%, 04/15/24		1,002	988,065
J M Smucker Co.
3.500%, 03/15/25		1,000	976,427

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Jabil, Inc.
1.700%, 04/15/26		4,500	$4,086,103
Jefferies Financial Group, Inc.
1.000%, 07/19/24	EUR	1,500	1,574,949
Johnson Controls International PLC
1.375%, 02/25/25	EUR	291	308,162
JPMorgan Chase & Co.
3.300%, 04/01/26		5,845	5,660,340
Juniper Networks, Inc.
1.200%, 12/10/25		6,000	5,439,582
Kinder Morgan, Inc.
4.300%, 06/01/25		2,000	1,975,574
Laboratory Corp. of America Holdings
1.550%, 06/01/26		2,000	1,808,262
Lazard Group LLC
3.750%, 02/13/25		2,460	2,394,464
3.625%, 03/01/27		4,000	3,770,178
Lennar Corp.
4.750%, 05/30/25		3,700	3,675,795
Liberty Mutual Group, Inc.
2.750%, 05/04/26	EUR	200	211,730
Marathon Petroleum Corp.
4.700%, 05/01/25		3,790	3,766,480
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24		2,000	1,962,400
1.349%, 09/21/26	EUR	342	347,045
McDonald’s Corp.
3.700%, 01/30/26		296	292,031
McKesson Corp.
0.900%, 12/03/25		600	544,833
Medtronic Global Holdings SCA
0.000%, 10/15/25	EUR	2,800	2,843,438
1.125%, 03/07/27	EUR	1,400	1,419,788
Merck & Co., Inc.
0.500%, 11/02/24	EUR	700	740,300
MetLife, Inc.
5.375%, 12/09/24	GBP	800	1,001,222
Morgan Stanley
3.000%, 02/07/24	CAD	11,500	8,341,182
1.375%, 10/27/26	EUR	207	211,011
1.875%, 04/27/27	EUR	1,000	1,019,324
MPLX LP
4.875%, 12/01/24		165	164,367
1.750%, 03/01/26		3,900	3,587,474
Mylan, Inc.
4.200%, 11/29/23		331	327,553
National Retail Properties, Inc.
3.900%, 06/15/24		5,000	4,917,381

24

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
NetApp, Inc.
1.875%, 06/22/25		7,000	$6,561,918
Nuveen Finance LLC
Ω 4.125%, 11/01/24		7,000	6,823,533
ONEOK, Inc.
2.750%, 09/01/24		3,590	3,480,312
2.200%, 09/15/25		1,927	1,799,152
5.850%, 01/15/26		1,500	1,529,864
Oracle Corp.
2.500%, 04/01/25		1,000	954,765
1.650%, 03/25/26		5,208	4,782,187
Ovintiv Exploration, Inc.
5.375%, 01/01/26		292	292,989
Paramount Global
4.750%, 05/15/25		1,698	1,681,112
Penske Truck Leasing Co. Lp/PTL Finance Corp.
Ω 4.000%, 07/15/25		2,000	1,939,976
Ω 4.450%, 01/29/26		1,715	1,674,138
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω 1.700%, 06/15/26		4,000	3,591,939
Philip Morris International, Inc.
2.875%, 05/01/24		500	489,696
0.625%, 11/08/24	EUR	1,500	1,579,243
2.750%, 03/19/25	EUR	424	460,520
PPG Industries, Inc.
1.875%, 06/01/25	EUR	7,000	7,450,819
1.200%, 03/15/26		484	439,095
Prologis Euro Finance LLC
0.250%, 09/10/27	EUR	300	283,629
Prologis LP
3.000%, 06/02/26	EUR	1,550	1,672,796
Public Storage
0.875%, 02/15/26		1,500	1,353,998
PulteGroup, Inc.
5.500%, 03/01/26		3,000	3,029,377
PVH Corp.
4.625%, 07/10/25		4,851	4,787,041
Realty Income Corp.
1.875%, 01/14/27	GBP	300	331,735
Ross Stores, Inc.
4.600%, 04/15/25		2,000	1,989,060
Royalty Pharma PLC
1.200%, 09/02/25		7,500	6,838,642
Ryder System, Inc.
2.500%, 09/01/24		3,000	2,895,327
4.625%, 06/01/25		1,000	991,550
3.350%, 09/01/25		1,500	1,443,184
Schlumberger Finance BV
0.000%, 10/15/24	EUR	1,740	1,824,233
1.375%, 10/28/26	EUR	1,200	1,234,497
Sempra Energy
3.300%, 04/01/25		3,531	3,428,354

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Simon Property Group LP
2.000%, 09/13/24		5,000	$4,780,399
3.500%, 09/01/25		2,000	1,931,330
Sky Ltd.
1.875%, 11/24/23	EUR	3,000	3,277,808
2.250%, 11/17/25	EUR	240	256,548
2.500%, 09/15/26	EUR	3,467	3,708,698
Southwestern Electric Power Co.
1.650%, 03/15/26		5,185	4,750,752
Steel Dynamics, Inc.
2.400%, 06/15/25		2,100	1,989,663
Thermo Fisher Scientific Finance I BV
0.000%, 11/18/23	EUR	700	757,460
0.000%, 11/18/25	EUR	440	444,946
Thermo Fisher Scientific, Inc.
0.125%, 03/01/25	EUR	2,980	3,090,965
1.400%, 01/23/26	EUR	1,800	1,879,851
1.750%, 04/15/27	EUR	300	311,049
U.S. Bancorp
0.850%, 06/07/24	EUR	6,000	6,311,496
United Parcel Service, Inc.
2.125%, 05/21/24	CAD	5,000	3,591,209
1.625%, 11/15/25	EUR	1,500	1,583,543
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		2,000	1,913,595
Ventas Realty LP
3.500%, 04/15/24		1,000	978,187
2.650%, 01/15/25		2,000	1,900,446
Verizon Communications, Inc.
1.450%, 03/20/26		4,567	4,207,111
Viatris, Inc.
1.650%, 06/22/25		480	442,561
VMware, Inc.
1.400%, 08/15/26		3,425	3,058,339
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		677	650,797
Wells Fargo & Co.
3.184%, 02/08/24	CAD	9,250	6,715,015
2.125%, 06/04/24	EUR	260	281,094
Western Union Co.
1.350%, 03/15/26		3,062	2,757,360
WRKCo, Inc.
4.650%, 03/15/26		500	493,991

TOTAL UNITED STATES			386,911,149

TOTAL BONDS			847,424,435

25

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
U.S. TREASURY OBLIGATIONS — (15.3%)
U.S. Treasury Notes
0.125%, 07/31/23	26,975	$26,646,242
0.375%, 10/31/23	11,000	10,754,219
2.125%, 11/30/23	51,100	50,269,625
0.125%, 12/15/23	9,000	8,739,844
0.750%, 12/31/23	7,000	6,808,867
0.875%, 01/31/24	12,500	12,128,906
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR + 0.200, FRN, 5.331%, 01/31/25	40,250	40,328,271

TOTAL U.S. TREASURY OBLIGATIONS		155,675,974

	Shares	Value
COMMERCIAL PAPER — (1.2%)
UNITED STATES — (1.2%)
Jabil, Inc.	3,000,000	2,993,500

	Shares	Value
UNITED STATES — (Continued)
Walgreens Boots
Alliance, Inc.	4,000,000	$3,996,929
Walgreens Boots
Alliance, Inc.	2,500,000	2,493,018
Walt Disney Co.	3,500,000	3,473,351

TOTAL UNITED STATES		12,956,798

TOTAL INVESTMENT SECURITIES (Cost $1,042,490,495)		1,016,057,207

		Value†
SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	241,721	2,795,991

TOTAL INVESTMENTS — (100.0%) (Cost $1,045,286,221)		$1,018,853,198

As of April 30, 2023, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	418,339	USD	457,328	Citibank, N.A.	05/16/23	$3,998
USD	105,134,327	EUR	95,091,951	UBS AG	05/16/23	271,162
USD	2,355,686	EUR	2,134,575	Citibank, N.A.	05/23/23	850
USD	3,524,875	EUR	3,189,484	State Street Bank and Trust	05/24/23	6,080
USD	31,673,592	CAD	42,610,363	HSBC Bank	07/05/23	183,301
USD	31,114,726	CAD	41,837,019	Barclays Capital	07/11/23	192,419
USD	36,285,290	AUD	53,865,551	Citibank, N.A.	07/19/23	524,954
USD	1,881,902	AUD	2,797,031	Citibank, N.A.	07/20/23	24,931

Total Appreciation						$1,207,695

USD	3,912,200	GBP	3,202,428	Citibank, N.A.	05/19/23	$(113,921)
USD	1,810,338	GBP	1,465,354	Bank of America Corp.	05/22/23	(32,033)
USD	631,699	GBP	523,388	Citibank, N.A.	05/22/23	(26,350)
USD	812,614	GBP	649,593	HSBC Bank	05/22/23	(4,111)
USD	3,532,306	GBP	2,841,058	State Street Bank and Trust	05/22/23	(39,720)
USD	6,919,290	EUR	6,388,768	Bank of America Corp.	05/23/23	(128,718)
USD	878,282	EUR	798,926	Citibank, N.A.	05/23/23	(3,083)
USD	90,178,081	EUR	83,260,668	HSBC Bank	05/23/23	(1,674,036)
USD	531,349	EUR	483,537	Citibank, N.A.	05/24/23	(2,112)
USD	98,273,748	EUR	89,689,806	UBS AG	05/24/23	(676,449)
USD	4,534,879	GBP	3,646,437	State Street Bank and Trust	05/25/23	(50,025)
USD	2,298,148	CAD	3,120,170	State Street Bank and Trust	07/05/23	(7,748)
USD	5,902,454	CAD	7,986,723	Royal Bank of Canada	07/11/23	(641)
USD	2,147,425	AUD	3,246,852	Citibank, N.A.	07/20/23	(8,185)

Total (Depreciation)						$(2,767,132)

Total Appreciation (Depreciation)						$(1,559,437)

26

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$19,362,567	—	$19,362,567
Austria	—	5,938,684	—	5,938,684
Belgium	—	15,899,082	—	15,899,082
Canada	—	73,057,645	—	73,057,645
Denmark	—	3,023,518	—	3,023,518
Finland	—	5,231,495	—	5,231,495
France	—	49,685,965	—	49,685,965
Germany	—	46,205,017	—	46,205,017
Ireland	—	9,244,650	—	9,244,650
Italy	—	10,320,883	—	10,320,883
Japan	—	65,343,471	—	65,343,471
Netherlands	—	19,547,650	—	19,547,650
Norway	—	14,527,432	—	14,527,432
Portugal	—	215,410	—	215,410
Spain	—	15,850,243	—	15,850,243
Supranational Organization Obligations	—	17,879,450	—	17,879,450
Sweden	—	24,663,656	—	24,663,656
Switzerland	—	9,439,589	—	9,439,589
United Kingdom	—	55,076,879	—	55,076,879
United States	—	386,911,149	—	386,911,149
U.S. Treasury Obligations	—	155,675,974	—	155,675,974
Commercial Paper	—	12,956,798	—	12,956,798
Securities Lending Collateral	—	2,795,991	—	2,795,991
Forward Currency Contracts**	—	(1,559,437)	—	(1,559,437)

TOTAL	—	$1,017,293,761	—	$1,017,293,761

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

27

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Face Amount^ (000)	Value†
AGENCY OBLIGATIONS — (0.2%)
Federal Home Loan Bank
0.010%, 02/26/24		24,000	$23,112,318

BONDS — (85.2%)
AUSTRALIA — (4.9%)
Australia & New Zealand Banking Group Ltd.
4.050%, 05/12/25	AUD	19,446	12,847,861
Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M Swap + 0.920%, FRN
(r) 4.285%, 11/04/25	AUD	12,400	8,255,463
Commonwealth Bank of Australia
4.200%, 08/18/25	AUD	17,300	11,464,516
Ω 1.125%, 06/15/26		19,673	17,727,027
(r) 3M Swap + 1.150%, FRN, 4.795%, 01/13/28	AUD	11,000	7,350,262
Commonwealth Bank of Australia, Floating Rate Note
(r) 3M Swap + 0.800%, FRN, 4.275%, 08/18/25	AUD	16,730	11,106,754
(r) 3M Swap + 0.900%, FRN, 4.545%, 01/13/26	AUD	16,200	10,774,515
(r) 3M Swap + 0.700%, FRN, 4.354%, 01/14/27	AUD	4,200	2,765,227
National Australia Bank Ltd.
0.250%, 05/20/24	EUR	20,208	21,478,500
3.900%, 05/30/25	AUD	26,280	17,302,417
(r) 3M Swap + 0.900%, FRN, 4.463%, 05/30/25	AUD	10,000	6,658,538
2.900%, 02/25/27	AUD	8,000	5,035,416
National Australia Bank Ltd., Floating Rate Note, 3M Swap + 0.920%, FRN
(r) 4.470%, 11/25/25	AUD	9,167	6,103,546
New South Wales Treasury Corp.
4.000%, 05/20/26	AUD	40,400	27,184,704
Queensland Treasury Corp.
5.750%, 07/22/24	AUD	7,900	5,364,574

		Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
South Australian Government Financing Authority
3.000%, 07/20/26	AUD	31,400	$20,514,916
Treasury Corp. of Victoria
5.500%, 12/17/24	AUD	27,400	18,703,643
0.500%, 11/20/25	AUD	65,520	40,270,530
Westpac Banking Corp.
(r) 3M Swap + 0.500%, FRN, 4.133%, 12/08/23	AUD	10,000	6,619,872
3.300%, 02/26/24		33,411	33,005,735
(r) 3M Swap + 0.800%, FRN, 4.300%, 08/11/25	AUD	19,300	12,811,593
(r) 3M Swap + 0.750%, FRN, 4.224%, 02/16/26	AUD	13,000	8,610,425
1.150%, 06/03/26		85,605	77,165,377
4.125%, 06/04/26	AUD	32,800	21,642,968
(r) 3M Swap + 0.700%, FRN, 4.376%, 01/25/27	AUD	3,800	2,500,482
Westpac Banking Corp., Floating Rate Note
(r) 3M Swap + 0.690%, FRN, 4.376%, 03/17/25	AUD	51,400	34,072,691
(r) 3M Swap + 0.950%, FRN, 4.450%, 11/11/25	AUD	10,900	7,258,636
(r) 3M Swap + 1.230%, FRN, 4.730%, 11/11/27	AUD	19,000	12,740,951

TOTAL AUSTRALIA			467,337,139

AUSTRIA — (1.4%)
Oesterreichische Kontrollbank AG
1.250%, 12/15/23	GBP	50,449	62,009,747
Republic of Austria Government Bond
Ω 1.750%, 10/20/23	EUR	25,300	27,694,922
Ω 1.650%, 10/21/24	EUR	38,800	41,922,605

TOTAL AUSTRIA			131,627,274

28

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
BELGIUM — (2.9%)
Dexia Credit Local SA
0.500%, 07/22/23	GBP	41,700	$51,894,687
0.000%, 05/29/24	EUR	33,900	35,948,778
0.500%, 07/16/24		30,086	28,606,925
1.250%, 11/26/24	EUR	19,700	20,983,148
Euroclear Bank SA
0.125%, 07/07/25	EUR	1,950	2,001,223
Kingdom of Belgium Government Bond
Ω 0.200%, 10/22/23	EUR	19,500	21,181,856
Ω 2.600%, 06/22/24	EUR	52,200	57,238,510
Ω 0.500%, 10/22/24	EUR	56,300	59,930,839

TOTAL BELGIUM			277,785,966

CANADA — (10.6%)
Bank of Montreal
2.890%, 06/20/23	CAD	60,700	44,685,522
2.700%, 09/11/24	CAD	67,550	48,562,609
Bank of Nova Scotia
2.290%, 06/28/24	CAD	70,000	50,268,664
Canadian Imperial Bank of Commerce
2.970%, 07/11/23	CAD	35,000	25,740,636
CDP Financial, Inc.
3.150%, 07/24/24		16,980	16,651,054
CPPIB Capital, Inc.
0.375%, 07/25/23	GBP	13,100	16,297,774
Ω 3.125%, 09/25/23		2,425	2,406,628
0.375%, 06/20/24	EUR	53,600	56,945,796
0.875%, 12/17/24	GBP	19,100	22,525,673
Export Development Canada
1.375%, 12/08/23	GBP	9,952	12,251,683
2.625%, 02/21/24		26,580	26,096,069
0.000%, 01/27/25	EUR	11,466	11,930,807
Manitoba, Province of Canada
2.600%, 04/16/24		52,000	50,891,097
3.050%, 05/14/24		6,701	6,581,582
OMERS Finance Trust
# 2.500%, 05/02/24		3,870	3,781,410
0.450%, 05/13/25	EUR	46,925	48,584,629
Ontario Teachers’ Finance Trust
0.500%, 05/06/25	EUR	20,150	20,876,169
Ontario, Province of Canada
0.500%, 12/15/23	GBP	12,100	14,803,324
0.375%, 06/14/24	EUR	9,400	9,986,556
0.875%, 01/21/25	EUR	2,400	2,530,316
3.100%, 08/26/25	AUD	3,830	2,484,565
Province of Alberta Canada
3.350%, 11/01/23		7,545	7,477,903
2.950%, 01/23/24		11,732	11,550,421
0.500%, 04/16/25	EUR	29,600	30,871,610
0.625%, 04/18/25	EUR	34,376	35,911,877

		Face Amount^ (000)	Value†
CANADA — (Continued)
Province of Ontario Canada
# 3.400%, 10/17/23		14,004	$13,893,677
3.050%, 01/29/24		103,957	102,445,910
3.200%, 05/16/24		19,950	19,610,882
Province of Quebec Canada
2.250%, 07/17/23	EUR	18,700	20,558,805
2.500%, 04/09/24		94,245	92,195,034
0.750%, 12/13/24	GBP	16,700	19,667,056
0.875%, 01/15/25	EUR	15,608	16,465,705
Quebec, Province of Canada
2.375%, 01/22/24	EUR	5,500	6,005,508
0.200%, 04/07/25	EUR	666	690,035
Royal Bank of Canada
2.333%, 12/05/23	CAD	16,450	11,961,749
4.200%, 06/22/26	AUD	6,439	4,258,385
Toronto-Dominion Bank
0.625%, 07/20/23	EUR	6,511	7,129,963
3.226%, 07/24/24	CAD	67,847	49,194,771
0.750%, 01/06/26		42,586	38,263,171
# 1.200%, 06/03/26		36,532	32,599,629

TOTAL CANADA			1,015,634,654

DENMARK — (4.3%)
Denmark Government Bond
0.000%, 11/15/24	DKK	2,337,000	329,805,649
Kommunekredit
0.250%, 05/15/23	EUR	8,064	8,877,053
0.125%, 08/28/23	EUR	6,500	7,088,165
1.000%, 12/15/23		21,800	21,252,863
0.250%, 02/16/24	EUR	23,300	25,025,337
2.000%, 06/25/24	GBP	14,650	17,805,841
0.750%, 08/15/24	GBP	900	1,072,780
Novo Nordisk Finance Netherlands BV
0.750%, 03/31/25	EUR	3,900	4,088,257

TOTAL DENMARK			415,015,945

FINLAND — (1.8%)
Finland Government Bond
Ω 2.000%, 04/15/24	EUR	3,300	3,598,491
Ω 0.000%, 09/15/24	EUR	63,250	67,040,234
Kuntarahoitus Oyj
0.125%, 03/07/24	EUR	52,900	56,728,464
0.000%, 11/15/24	EUR	19,500	20,415,370
0.875%, 12/16/24	GBP	25,000	29,496,119

TOTAL FINLAND			177,278,678

FRANCE — (5.8%)
Agence Francaise de
Developpement EPIC
0.125%, 11/15/23	EUR	2,100	2,271,562
3.125%, 01/04/24	EUR	33,200	36,466,029
0.000%, 03/25/25	EUR	58,300	60,482,196

29

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
FRANCE — (Continued)
BNP Paribas SA
2.875%, 09/26/23	EUR	2,209	$2,427,438
Bpifrance
3.125%, 09/26/23	EUR	1,000	1,099,763
2.500%, 05/25/24	EUR	29,700	32,410,960
0.500%, 05/25/25	EUR	3,000	3,128,641
Caisse d’Amortissement de la Dette Sociale
2.375%, 01/25/24	EUR	38,771	42,431,274
0.375%, 05/27/24		37,800	36,140,483
1.375%, 11/25/24	EUR	29,642	31,743,736
French Republic Government Bond OAT
0.000%, 03/25/24	EUR	7,100	7,609,912
1.750%, 11/25/24	EUR	9,000	9,738,457
0.000%, 02/25/25	EUR	95,700	100,139,207
Regie Autonome des Transports Parisiens
0.375%, 06/15/24	EUR	7,000	7,451,652
Region of Ile de France
2.250%, 06/10/23	EUR	4,700	5,172,407
SFIL SA
0.000%, 05/24/24	EUR	27,100	28,780,934
0.125%, 10/18/24	EUR	9,700	10,204,141
SNCF Reseau
4.500%, 01/30/24	EUR	35,300	39,161,586
Societe Nationale SNCF SA
4.875%, 06/12/23	EUR	20,850	23,008,719
4.625%, 02/02/24	EUR	17,600	19,533,740
4.125%, 02/19/25	EUR	4,550	5,079,622
Unedic Asseo
2.375%, 05/25/24	EUR	20,200	22,009,763
0.125%, 11/25/24	EUR	22,800	23,899,472
0.625%, 02/17/25	EUR	6,000	6,319,311

TOTAL FRANCE			556,711,005

GERMANY — (6.1%)
Erste Abwicklungsanstalt
0.010%, 11/03/23	EUR	14,900	16,134,937
0.250%, 03/01/24		51,800	49,789,331
Free State of Bavaria
0.010%, 01/17/25	EUR	3,500	3,649,529
Kreditanstalt fuer Wiederaufbau
1.250%, 12/29/23	GBP	8,667	10,642,365
0.250%, 03/08/24		111,100	106,818,003
0.125%, 10/04/24	EUR	11,300	11,938,032
0.000%, 11/15/24	EUR	12,540	13,184,063
1.375%, 12/09/24	GBP	9,500	11,328,657
0.000%, 02/18/25	EUR	25,220	26,328,068
4.000%, 02/27/25	AUD	2,590	1,724,330
0.010%, 03/31/25	EUR	4,843	5,037,194
3.200%, 09/11/26	AUD	12,400	8,100,221

		Face Amount^ (000)	Value†
GERMANY — (Continued)
Land Berlin
0.010%, 11/21/23	EUR	743	$803,484
0.250%, 04/22/25	EUR	4,000	4,157,567
Land Hessen
0.000%, 03/10/25	EUR	13,300	13,807,937
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.375%, 12/15/23	GBP	4,780	5,879,492
2.000%, 07/23/24		113,054	109,431,524
0.375%, 12/09/24	GBP	37,593	44,050,968
4.250%, 08/07/25	AUD	2,300	1,531,668
Landwirtschaftliche Rentenbank
# 3.125%, 11/14/23		3,000	2,970,600
1.125%, 12/15/23	GBP	7,769	9,544,987
4.750%, 04/08/24	AUD	19,000	12,685,417
0.400%, 09/23/24	AUD	3,000	1,896,463
4.250%, 01/09/25	AUD	3,400	2,269,991
4.750%, 05/06/26	AUD	31,370	21,416,946
NRW Bank
1.375%, 12/15/23	GBP	9,000	11,073,453
0.375%, 12/16/24	GBP	31,400	36,764,893
1.050%, 03/31/26	AUD	27,092	16,481,265
State of North Rhine-Westphalia
0.000%, 04/02/24	EUR	1,394	1,488,782
State of North Rhine-Westphalia Germany
0.625%, 12/16/24	GBP	20,200	23,736,098

TOTAL GERMANY			584,666,265

IRELAND — (2.9%)
Ireland Government Bond
3.400%, 03/18/24	EUR	173,400	191,577,095
5.400%, 03/13/25	EUR	78,340	90,371,835

TOTAL IRELAND			281,948,930

NETHERLANDS — (5.8%)
BNG Bank NV
3.875%, 05/26/23	EUR	45,950	50,656,426
0.050%, 07/11/23	EUR	11,400	12,485,416
2.000%, 04/12/24	GBP	34,400	42,045,314
0.250%, 06/07/24	EUR	11,200	11,921,607
0.500%, 04/16/25	EUR	7,300	7,631,673
3.250%, 07/15/25	AUD	45,975	30,035,438
1.900%, 11/26/25	AUD	5,690	3,587,805
Dutch Treasury Certificate
0.000%, 05/30/23	EUR	15,000	16,494,734
Nederlandse Waterschapsbank NV
0.125%, 09/25/23	EUR	802	872,594

30

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
NETHERLANDS — (Continued)
3.000%, 11/16/23	EUR	18,400	$20,220,145
1.125%, 03/15/24		7,700	7,443,400
2.000%, 12/16/24	GBP	34,950	41,955,479
3.400%, 07/22/25	AUD	2,500	1,637,119
2.250%, 09/04/25	AUD	2,880	1,835,337
Netherlands Government Bond
Ω 0.000%, 01/15/24	EUR	68,165	73,590,796
Ω 2.000%, 07/15/24	EUR	165,900	180,950,907
Shell International Finance BV
1.125%, 04/07/24	EUR	6,300	6,792,582
0.750%, 05/12/24	EUR	47,300	50,766,859

TOTAL NETHERLANDS			560,923,631

NEW ZEALAND — (0.7%)
New Zealand Government Bond
0.500%, 05/15/24	NZD	28,400	16,740,109
New Zealand Local Government Funding Agency Bond
2.250%, 04/15/24	NZD	86,399	51,784,148

TOTAL NEW ZEALAND			68,524,257

NORWAY — (3.1%)
DNB Bank ASA
0.600%, 09/25/23	EUR	9,200	10,024,137
0.050%, 11/14/23	EUR	7,061	7,633,125
Kommunalbanken AS
0.250%, 12/08/23		21,524	20,903,248
1.500%, 12/15/23	GBP	3,300	4,060,639
2.750%, 02/05/24		11,438	11,235,319
2.000%, 06/19/24		42,700	41,444,778
1.000%, 12/12/24	GBP	14,550	17,208,907
4.250%, 07/16/25	AUD	40,634	27,106,957
0.600%, 06/01/26	AUD	21,226	12,735,050
Norway Government Bond
Ω 2.000%, 05/24/23	NOK	110,000	10,312,516
Ω 3.000%, 03/14/24	NOK	1,149,300	107,234,784
Ω 1.750%, 03/13/25	NOK	333,900	30,400,479

TOTAL NORWAY			300,299,939

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (20.5%)
African Development Bank
3.000%, 09/20/23		11,615	11,521,081
4.750%, 03/06/24	AUD	2,500	1,665,950
0.875%, 12/16/24	GBP	2,000	2,363,314
4.000%, 01/10/25	AUD	34,000	22,565,495
4.500%, 06/02/26	AUD	24,000	16,232,846
Asian Development Bank
1.375%, 12/15/23	GBP	44,868	55,209,367
1.625%, 03/15/24		175,839	171,076,144
0.375%, 06/11/24		23,732	22,666,974

		Face Amount^ (000)	Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
3.750%, 03/12/25	AUD	16,000	$10,600,823
3.700%, 06/17/25	AUD	15,400	10,195,392
0.500%, 05/05/26	AUD	15,155	9,137,577
Asian Infrastructure Investment Bank
0.250%, 09/29/23		15,267	14,969,429
2.250%, 05/16/24		6,576	6,406,999
1.000%, 05/06/26	AUD	12,400	7,468,181
Council Of Europe Development Bank
0.125%, 05/25/23	EUR	4,161	4,576,461
0.375%, 03/27/25	EUR	13,562	14,136,252
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
0.375%, 11/16/23		8,000	7,796,268
0.250%, 02/09/24	EUR	2,878	3,090,225
European Financial Stability Facility
0.000%, 07/17/23	EUR	29,000	31,757,886
0.125%, 10/17/23	EUR	23,391	25,411,905
2.125%, 02/19/24	EUR	85,144	92,954,251
0.000%, 04/19/24	EUR	94,685	101,116,844
1.750%, 06/27/24	EUR	18,276	19,786,113
0.400%, 02/17/25	EUR	7,050	7,400,735
0.500%, 07/11/25	EUR	2,096	2,184,710
0.000%, 10/15/25	EUR	10,400	10,650,980
European Investment Bank
0.000%, 10/16/23	EUR	49,700	53,975,844
3.125%, 12/14/23		41,000	40,528,066
0.050%, 12/15/23	EUR	9,600	10,371,292
0.875%, 12/15/23	GBP	31,788	39,000,137
2.125%, 01/15/24	EUR	9,572	10,459,953
1.500%, 01/26/24	NOK	9,520	877,583
3.250%, 01/29/24		15,583	15,400,787
4.125%, 04/15/24	EUR	10,400	11,544,590
4.750%, 08/07/24	AUD	12,896	8,638,604
0.750%, 09/09/24	NOK	113,000	10,192,240
0.875%, 09/13/24	EUR	7,450	7,949,946
0.750%, 11/15/24	GBP	23,544	27,909,166
1.375%, 03/07/25	GBP	29,561	35,071,540
0.000%, 03/25/25	EUR	1,520	1,579,336
2.900%, 10/17/25	AUD	12,952	8,423,678
European Stability Mechanism
0.100%, 07/31/23	EUR	17,769	19,435,643
0.125%, 04/22/24	EUR	92,586	98,913,937
0.000%, 12/16/24	EUR	8,500	8,901,593
0.000%, 03/14/25	EUR	27,177	28,269,623
European Union
1.875%, 04/04/24	EUR	7,800	8,481,991
0.500%, 04/04/25	EUR	27,000	28,307,206
0.800%,07/04/25	EUR	181,050	190,111,847

31

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Union Bill
2.484%, 05/05/23	EUR	32,000	$35,255,405
Inter-American Development Bank
3.000%, 10/04/23		5,400	5,349,742
1.250%, 12/15/23	GBP	105,928	130,257,002
2.625%, 01/16/24		12,500	12,299,788
3.000%, 02/21/24		13,467	13,251,352
4.750%, 08/27/24	AUD	20,500	13,735,569
1.375%, 12/15/24	GBP	49,070	58,450,247
2.750%, 10/30/25	AUD	31,559	20,418,518
2.700%, 01/29/26	AUD	5,055	3,258,126
4.250%, 06/11/26	AUD	41,500	27,934,156
International Bank for Reconstruction & Development
2.500%, 03/19/24		111,143	108,912,740
2.250%, 03/28/24		27,700	27,055,511
0.500%, 05/18/26	AUD	25,879	15,591,302
International Development Association
0.750%, 12/12/24	GBP	7,843	9,249,796
International Finance Corp.
1.250%, 12/15/23	GBP	4,500	5,532,881
4.000%, 04/03/25	AUD	54,892	36,539,308
3.600%, 02/24/26	AUD	17,700	11,696,808
3.200%, 07/22/26	AUD	89,200	58,228,014
Nordic Investment Bank
1.125%, 12/15/23	GBP	4,080	5,011,741
4.750%, 02/28/24	AUD	14,000	9,330,441
1.875%, 04/10/24	NOK	76,000	6,995,676
1.500%, 03/13/25	NOK	106,500	9,589,672

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			1,971,230,599

SWEDEN — (7.8%)
Kommuninvest I Sverige AB
1.000%, 11/13/23	SEK	399,000	38,357,939
3.250%, 01/16/24		30,663	30,267,611
0.375%, 02/16/24		4,200	4,048,506
1.375%, 05/08/24		57,300	55,373,776
Ω 1.375%, 05/08/24		14,250	13,772,661
#Ω 2.875%, 07/03/24		60,617	59,373,018
1.000%, 10/02/24	SEK	639,000	60,029,363
1.000%, 05/12/25	SEK	259,000	24,038,266
Skandinaviska Enskilda Banken AB
Ω 1.400%, 11/19/25		100,723	92,048,101
#Ω 1.200%, 09/09/26		59,747	52,796,841
Svensk Exportkredit AB
1.375%, 12/15/23	GBP	15,480	19,037,079

		Face Amount^ (000)	Value†
SWEDEN — (Continued)
0.375%, 07/30/24		72,022	$68,298,314
3.625%, 09/03/24		107,200	105,762,663
Svenska Handelsbanken AB
0.375%, 07/03/23	EUR	3,754	4,116,183
#Ω 0.550%, 06/11/24		4,500	4,279,570
0.125%, 06/18/24	EUR	8,750	9,261,985
1.000%, 04/15/25	EUR	5,000	5,248,660
Sweden Government Bond
Ω 1.500%, 11/13/23	SEK	1,113,400	107,420,265

TOTAL SWEDEN			753,530,801

SWITZERLAND — (0.2%)
Novartis Finance SA
0.125%, 09/20/23	EUR	14,950	16,276,521

UNITED KINGDOM — (0.5%)
Network Rail Infrastructure Finance PLC
4.750%, 01/22/24	GBP	39,905	50,111,003

UNITED STATES — (5.9%)
Abbott Ireland Financing DAC
0.875%, 09/27/23	EUR	20,800	22,684,833
0.100%, 11/19/24	EUR	5,300	5,553,010
Amazon.com, Inc.
2.730%, 04/13/24		120,000	117,632,432
# 1.000%, 05/12/26		94,044	85,811,202
Apple, Inc.
0.700%, 02/08/26		121,249	110,736,604
3.600%, 06/10/26	AUD	4,150	2,713,786
Berkshire Hathaway, Inc.
3.125%, 03/15/26		27,093	26,429,244
Exxon Mobil Corp.
0.142%, 06/26/24	EUR	31,427	33,360,118
Procter & Gamble Co.
1.125%, 11/02/23	EUR	1,030	1,122,795
0.500%, 10/25/24	EUR	920	973,057
0.625%, 10/30/24	EUR	18,851	19,977,815
# 1.000%, 04/23/26		11,303	10,381,455
Roche Finance Europe BV
0.875%, 02/25/25	EUR	3,106	3,308,718
Roche Holdings, Inc.
Ω 1.882%, 03/08/24		106,000	103,151,843
Sanofi
0.625%, 04/05/24	EUR	17,700	19,043,001
0.875%, 04/06/25	EUR	5,000	5,275,293

TOTAL UNITED STATES			568,155,206

TOTAL BONDS			8,197,057,813

U.S. TREASURY OBLIGATIONS — (3.4%)
U.S. Treasury Notes
0.125%, 07/31/23		100,000	98,781,250

32

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR + 0.140, FRN, 5.271%, 10/31/24	100,000	$100,114,328
(r) 3M USTMMR + 0.200, FRN, 5.331%, 01/31/25	125,000	125,243,078

TOTAL U.S. TREASURY OBLIGATIONS		324,138,656

	Shares	Value
COMMERCIAL PAPER — (8.6%)
CANADA — (1.6%)
Bank of Montreal	100,000,000	98,966,878
Hydro-Quebec	50,000,000	49,526,391

TOTAL CANADA		148,493,269

GERMANY — (0.5%)
ERSTE ABWICKLUNGSANSTALT, 4.850%	50,000,000	49,884,447

UNITED STATES — (6.5%)
BNG Bank	50,000,000	49,925,628
BNG Bank	60,000,000	59,844,770
BNG Bank	10,000,000	9,971,353
Caisse des Depots et Consignations	100,000,000	99,461,800
Caisse des Depots et Consignations	100,000,000	99,264,478
National Securities Clearing Corp.	10,000,000	9,937,750
National Securities Clearing Corp.	100,000,000	99,179,244
National Securities Clearing Corp.	30,000,000	29,867,893
National Securities Clearing Corp.	20,000,000	19,872,682
National Securities Clearing Corp.	23,800,000	23,553,970
National Securities Clearing Corp.	23,000,000	22,755,717
Nestle Finance International Ltd.	75,000,000	74,820,637

		Shares	Value
UNITED STATES — (Continued)
United Overseas Bank Ltd.		26,900,000	$26,668,679

TOTAL UNITED STATES			625,124,601

TOTAL COMMERCIAL PAPER			823,502,317

		Face Amount^ (000)	Value†
FOREIGN SOVEREIGN OBLIGATIONS — (2.5%)
FINLAND — (0.7%)
Finland T-Bill
3.062%, 11/13/23	EUR	25,000,000	27,073,352
Finland T-Bills
2.777%, 08/14/23	EUR	38,500,000	42,044,243

TOTAL FINLAND			69,117,595

SINGAPORE — (0.5%)
Monetary Authority of Singapore Bill
3.831%, 05/19/23	SGD	66,700,000	49,890,612

SWEDEN — (0.2%)
Sweden Treasury Bills
Ω 2.433%, 06/21/23	SEK	210,000,000	20,388,605

UNITED KINGDOM — (1.1%)
U.K. Treasury Bills
4.139%, 07/31/23	GBP	80,000,000	99,458,409

TOTAL FOREIGN SOVEREIGN OBLIGATIONS			238,855,221

TOTAL INVESTMENT SECURITIES (Cost $9,559,895,032)			9,606,666,325

		Shares^	Value
SECURITIES LENDING COLLATERAL — (0.1%)
@§ The DFA Short Term Investment Fund		959,105	11,093,964

TOTAL INVESTMENTS — (100.0%) (Cost $9,570,987,111)			$9,617,760,289

38

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

As of April 30, 2023, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	67,692,580	AUD	100,991,526	Bank of America Corp.	05/02/23	$866,493
GBP	108,022,960	USD	134,788,889	Barclays Capital	05/02/23	969,001
AUD	106,397,346	USD	70,089,252	Citibank, N.A.	05/02/23	313,867
USD	3,599,262	AUD	5,405,820	Societe Generale	05/02/23	22,231
USD	15,424,298	NZD	24,584,120	Bank of America Corp.	05/08/23	221,876
SEK	74,462,552	USD	7,209,651	State Street Bank and Trust	05/08/23	53,231
EUR	6,505,827	USD	7,149,664	Citibank, N.A.	05/09/23	21,814
SEK	88,269,165	USD	8,567,183	Citibank, N.A.	05/11/23	43,662
USD	36,280,669	CAD	49,043,635	HSBC Bank	05/11/23	75,590
SEK	133,087,338	USD	12,876,898	State Street Bank and Trust	05/11/23	106,056
USD	33,828,669	EUR	30,593,767	Barclays Capital	05/15/23	93,114
EUR	11,500,000	USD	12,562,890	State Street Bank and Trust	05/15/23	118,088
USD	93,241,914	DKK	627,236,148	State Street Bank and Trust	05/15/23	436,333
USD	86,438,922	NOK	898,761,399	Bank of America Corp.	05/16/23	2,049,182
USD	6,729,264	NOK	71,175,008	Citibank, N.A.	05/16/23	46,244
USD	38,575,711	NZD	61,790,838	UBS AG	05/16/23	365,910
USD	142,448,203	EUR	128,618,476	State Street Bank and Trust	05/19/23	589,678
EUR	8,405,194	USD	9,243,099	State Street Bank and Trust	05/19/23	27,329
USD	74,975,753	AUD	109,555,117	State Street Bank and Trust	05/22/23	2,421,962
EUR	6,809,958	USD	7,431,612	UBS AG	05/22/23	80,627
AUD	27,437,807	USD	18,152,881	Bank of New York Mellon	05/24/23	19,605
USD	78,872,509	AUD	117,610,031	Citibank, N.A.	05/24/23	977,559
USD	69,206,190	AUD	103,416,442	State Street Bank and Trust	05/25/23	708,917
USD	85,875,652	NOK	911,312,256	HSBC Bank	05/26/23	265,258
USD	66,371,706	EUR	60,000,000	Morgan Stanley and Co. International	05/30/23	154,527
EUR	32,339,986	USD	35,689,988	UBS AG	05/30/23	1,056
EUR	28,719,095	USD	31,567,687	State Street Bank and Trust	06/02/23	132,594
USD	74,345,175	AUD	112,019,424	Barclays Capital	06/08/23	105,032
USD	5,269,087	AUD	7,911,290	Bank of America Corp.	06/09/23	25,706
AUD	4,491,738	USD	2,970,818	Bank of America Corp.	06/09/23	6,180
USD	89,506,248	EUR	80,862,310	UBS AG	06/09/23	214,981
USD	113,473,559	AUD	169,119,912	Bank of America Corp.	06/29/23	1,289,386
USD	35,023,550	CAD	47,001,219	Bank of New York Mellon	06/30/23	291,747
USD	72,993,158	AUD	108,075,088	UBS AG	06/30/23	1,299,442
USD	53,595,106	CAD	72,095,177	HSBC Bank	07/05/23	314,684
USD	70,720,080	AUD	104,659,937	Citibank, N.A.	07/12/23	1,257,830
USD	56,789,856	CAD	76,005,613	HSBC Bank	07/12/23	612,007
USD	74,255,657	AUD	110,162,281	Citibank, N.A.	07/19/23	1,120,970
USD	50,056,078	SGD	66,499,900	Bank of America Corp.	07/20/23	72,713

Total Appreciation						$17,792,482

USD	133,332,696	GBP	108,022,960	State Street Bank and Trust	05/02/23	$(2,425,193)
USD	130,402,360	EUR	119,405,474	UBS AG	05/05/23	(1,187,126)
USD	126,546,060	EUR	115,514,115	Bank of New York Mellon	05/08/23	(779,008)
USD	7,221,813	SEK	74,427,272	Citibank, N.A.	05/08/23	(37,628)
USD	83,024,666	SEK	857,881,623	State Street Bank and Trust	05/08/23	(650,857)
USD	138,400,590	EUR	130,791,910	State Street Bank and Trust	05/09/23	(5,773,443)
USD	123,944,360	EUR	116,941,858	State Street Bank and Trust	05/10/23	(4,970,643)
USD	123,577,011	EUR	113,070,604	Bank of New York Mellon	05/11/23	(1,077,347)
USD	115,085,416	GBP	94,889,543	Citibank, N.A.	05/11/23	(4,190,688)
USD	100,934,895	SEK	1,051,556,691	Citibank, N.A.	05/11/23	(1,646,706)
USD	69,870,132	EUR	63,928,245	Barclays Capital	05/12/23	(611,317)
USD	5,890,517	EUR	5,366,692	Bank of America Corp.	05/15/23	(27,301)
USD	3,478,032	EUR	3,181,160	State Street Bank and Trust	05/15/23	(29,813)
USD	67,148,174	EUR	61,421,256	UBS AG	05/15/23	(580,660)

34

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	114,334,454	GBP	95,654,810	Barclays Capital	05/16/23	$(5,916,095)
NZD	7,949,622	USD	4,926,101	Citibank, N.A.	05/16/23	(10,267)
USD	75,383,216	EUR	68,868,579	Morgan Stanley and Co. International	05/16/23	(561,983)
USD	124,957,078	EUR	113,314,017	State Street Bank and Trust	05/16/23	(569)
USD	4,257,433	EUR	3,895,858	Bank of America Corp.	05/17/23	(38,985)
USD	78,759,146	EUR	73,921,980	Barclays Capital	05/17/23	(2,763,278)
USD	31,161,678	EUR	28,533,032	State Street Bank and Trust	05/17/23	(305,038)
USD	7,014,395	EUR	6,460,642	Bank of America Corp.	05/18/23	(110,910)
USD	78,745,160	EUR	73,921,980	Barclays Capital	05/18/23	(2,781,824)
USD	7,014,603	EUR	6,460,643	State Street Bank and Trust	05/18/23	(110,703)
USD	119,354,472	GBP	98,476,808	Bank of America Corp.	05/19/23	(4,451,420)
USD	113,028,878	GBP	93,729,403	Barclays Capital	05/22/23	(4,815,889)
USD	107,874,655	DKK	751,903,692	Barclays Capital	05/22/23	(3,428,368)
USD	142,988,019	EUR	133,163,918	Barclays Capital	05/22/23	(3,908,512)
USD	28,818,698	GBP	23,158,948	State Street Bank and Trust	05/22/23	(298,748)
USD	135,569,725	EUR	125,158,248	Bank of America Corp.	05/23/23	(2,503,273)
AUD	3,914,760	USD	2,620,259	Bank of America Corp.	05/24/23	(27,452)
USD	139,290,988	EUR	126,660,308	State Street Bank and Trust	05/24/23	(446,883)
USD	19,921,234	NZD	32,346,702	UBS AG	05/24/23	(80,810)
USD	86,650,891	SEK	890,027,431	Citibank, N.A.	05/25/23	(235,265)
USD	131,355,565	EUR	121,950,385	State Street Bank and Trust	05/25/23	(3,193,617)
USD	142,742,184	GBP	114,708,218	State Street Bank and Trust	05/25/23	(1,487,976)
USD	129,072,302	GBP	106,512,330	Barclays Capital	05/26/23	(4,855,417)
USD	137,778,227	EUR	125,302,838	State Street Bank and Trust	05/26/23	(477,490)
USD	121,155,252	GBP	97,654,296	Barclays Capital	05/30/23	(1,644,667)
USD	75,440,769	EUR	68,868,579	Morgan Stanley and Co. International	05/30/23	(563,947)
USD	125,017,240	DKK	853,127,248	Barclays Capital	05/31/23	(1,345,216)
USD	146,518,654	EUR	134,301,292	State Street Bank and Trust	05/31/23	(1,707,188)
USD	136,594,955	GBP	109,401,075	Barclays Capital	06/01/23	(982,220)
USD	129,398,209	EUR	118,577,926	State Street Bank and Trust	06/01/23	(1,481,373)
USD	69,510,546	AUD	105,379,075	Citibank, N.A.	06/02/23	(310,778)
USD	140,440,403	EUR	128,291,845	Societe Generale	06/02/23	(1,168,779)
USD	137,939,670	EUR	126,530,631	State Street Bank and Trust	06/05/23	(1,748,938)
USD	146,511,748	EUR	133,580,245	UBS AG	06/06/23	(967,846)
USD	69,806,461	AUD	105,407,590	Bank of America Corp.	06/07/23	(48,735)
USD	148,252,861	EUR	134,720,803	State Street Bank and Trust	06/07/23	(494,319)
USD	86,002,836	EUR	77,940,259	HSBC Bank	06/08/23	(56,959)
USD	69,479,257	AUD	105,068,120	HSBC Bank	06/09/23	(156,941)
USD	52,001,809	CAD	71,180,056	Bank of America Corp.	06/26/23	(592,887)
AUD	36,776,326	USD	24,878,653	Bank of America Corp.	06/29/23	(483,408)
AUD	19,821,500	USD	13,318,207	Barclays Capital	06/29/23	(169,793)
AUD	5,057,080	USD	3,395,167	Citibank, N.A.	06/29/23	(40,598)

Total (Depreciation)						$(80,763,094)

Total Appreciation (Depreciation)						$(62,970,612)

35

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations.	—	$23,112,318	—	$23,112,318
Bonds
Australia	—	467,337,139	—	467,337,139
Austria	—	131,627,274	—	131,627,274
Belgium	—	277,785,966	—	277,785,966
Canada	—	1,015,634,654	—	1,015,634,654
Denmark	—	415,015,945	—	415,015,945
Finland	—	177,278,678	—	177,278,678
France	—	556,711,005	—	556,711,005
Germany	—	584,666,265	—	584,666,265
Ireland	—	281,948,930	—	281,948,930
Netherlands	—	560,923,631	—	560,923,631
New Zealand	—	68,524,257	—	68,524,257
Norway	—	300,299,939	—	300,299,939
Supranational Organization Obligations	—	1,971,230,599	—	1,971,230,599
Sweden	—	753,530,801	—	753,530,801
Switzerland	—	16,276,521	—	16,276,521
United Kingdom	—	50,111,003	—	50,111,003
United States	—	568,155,206	—	568,155,206
U.S. Treasury Obligations	—	324,138,656	—	324,138,656
Commercial Paper	—	823,502,317	—	823,502,317
Foreign Sovereign Obligations	—	238,855,221	—	238,855,221
Securities Lending Collateral	—	11,093,964	—	11,093,964
Forward Currency Contracts**	—	(62,970,612)	—	(62,970,612)

TOTAL	—	$9,554,789,677	—	$9,554,789,677

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

36

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Face Amount^ (000)	Value†
BONDS — (100.0%)
AUSTRALIA — (7.7%)
New South Wales Treasury Corp.
2.000%, 03/20/31	AUD	20,000	$11,579,358
1.750%, 03/20/34	AUD	6,000	3,119,532
Queensland Treasury Corp.
Ω 3.500%, 08/21/30	AUD	17,500	11,429,807
Ω 1.750%, 08/21/31	AUD	7,000	3,951,575
Ω 1.750%, 07/20/34	AUD	7,000	3,632,086
South Australian Government Financing Authority
1.750%, 05/24/32	AUD	6,000	3,298,002
Treasury Corp. of Victoria
4.250%, 12/20/32	AUD	10,000	6,749,880
2.250%, 11/20/34	AUD	51,500	27,763,845
2.000%, 09/17/35	AUD	11,000	5,624,549
Western Australian Treasury Corp.
2.000%, 10/24/34	AUD	10,000	5,340,042

TOTAL AUSTRALIA			82,488,676

BELGIUM — (0.9%)
Dexia Credit Local SA
0.000%, 01/21/28	EUR	10,000	9,522,756

CANADA — (12.1%)
CPPIB Capital, Inc.
0.875%, 02/06/29	EUR	12,100	11,692,770
1.500%, 03/04/33	EUR	31,520	29,240,788
Ontario Teachers’ Finance Trust
0.100%, 05/19/28	EUR	37,000	34,618,565
1.850%, 05/03/32	EUR	13,000	12,485,843
Province of Quebec Canada
0.875%, 07/05/28	EUR	5,000	4,896,879
0.000%, 10/15/29	EUR	30,700	27,533,904
0.000%, 10/29/30	EUR	11,500	9,969,025

TOTAL CANADA			130,437,774

DENMARK — (4.4%)
Denmark Government Bond
0.500%, 11/15/29	DKK	208,000	26,997,044
0.000%, 11/15/31	DKK	152,000	18,133,235
Kommunekredit
0.000%, 11/17/29	EUR	2,917	2,645,290

TOTAL DENMARK			47,775,569

		Face Amount^ (000)	Value†
FINLAND — (6.5%)
Finland Government Bond
Ω 1.125%, 04/15/34	EUR	45,000	$40,868,485
Kuntarahoitus Oyj
1.250%, 02/23/33	EUR	30,511	28,526,104

TOTAL FINLAND			69,394,589

FRANCE — (25.0%)
Action Logement Services
0.500%, 10/30/34	EUR	25,200	20,119,281
Agence Francaise de Developpement EPIC
0.875%, 05/25/31	EUR	5,500	5,089,835
1.375%, 07/05/32	EUR	13,000	12,269,569
French Republic Government Bond OAT
1.250%, 05/25/34	EUR	75,000	69,345,350
4.750%, 04/25/35	EUR	35,000	45,146,734
Ω 1.250%, 05/25/36	EUR	65,000	57,639,751
SNCF Reseau
5.250%, 12/07/28	GBP	11,713	15,267,147
5.000%, 10/10/33	EUR	11,000	13,793,153
Societe Nationale SNCF SA
0.625%, 04/17/30	EUR	26,000	24,043,045
Unedic Asseo
1.500%, 04/20/32	EUR	4,000	3,899,872
1.250%, 05/25/33	EUR	3,400	3,156,727

TOTAL FRANCE			269,770,464

GERMANY — (5.8%)
Deutsche Bahn Finance GMBH
1.625%, 08/16/33	EUR	4,773	4,481,563
Kreditanstalt fuer Wiederaufbau
0.125%, 01/09/32	EUR	18,000	15,705,519
5.750%, 06/07/32	GBP	14,775	20,992,379
0.050%, 09/29/34	EUR	10,000	7,910,279
State of North Rhine-Westphalia Germany
2.375%, 05/13/33	EUR	4,600	4,792,749
1.100%, 03/13/34	EUR	10,000	9,040,424

TOTAL GERMANY			62,922,913

NETHERLANDS — (1.6%)
BNG Bank NV
3.300%, 04/26/29	AUD	25,000	15,862,439

37

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
NETHERLANDS — (Continued)
Nederlandse Waterschapsbank NV
0.500%, 04/29/30	EUR	1,500	$1,392,609

TOTAL NETHERLANDS			17,255,048

NORWAY — (2.5%)
Equinor ASA
6.875%, 03/11/31	GBP	19,124	27,359,957

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (15.0%)
Asian Development Bank
2.350%, 06/21/27	JPY	1,830,000	14,696,781
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
3.350%, 05/21/29	AUD	15,000	9,426,139
0.150%, 10/10/34	EUR	30,000	23,540,990
European Financial Stability Facility
1.250%, 05/24/33	EUR	30,000	27,964,581
European Investment Bank
1.900%, 01/26/26	JPY	2,297,800	17,717,060
2.150%, 01/18/27	JPY	517,100	4,084,661
1.375%, 05/12/28	SEK	110,000	9,831,474
European Stability Mechanism
1.200%, 05/23/33	EUR	38,500	35,735,494

		Face Amount^ (000)	Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Union
1.250%, 04/04/33	EUR	10,000	$9,325,406
International Bank for Reconstruction & Development
1.200%, 08/08/34	EUR	10,000	9,030,537

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			161,353,123

SWITZERLAND — (4.1%)
Swiss Confederation Government Bond
4.000%, 04/08/28	CHF	22,900	29,362,521
2.250%, 06/22/31	CHF	12,000	14,725,961

TOTAL SWITZERLAND			44,088,482

UNITED KINGDOM — (14.4%)
United Kingdom Gilt
0.625%, 07/31/35	GBP	179,600	155,082,447

TOTAL BONDS Cost ($ 1,324,019,726)			1,077,451,798

TOTAL INVESTMENTS — (100.0%) (Cost $ 1,324,019,726)			$1,077,451,798

As of April 30, 2023, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	164,371,609	USD	108,306,097	Citibank, N.A.	05/02/23	$458,588
USD	35,508,183	NZD	56,963,823	HSBC Bank	05/02/23	281,747
USD	1,117,811	AUD	1,676,005	Morgan Stanley and Co. International	05/02/23	8,799
USD	109,502,333	AUD	163,380,720	State Street Bank and Trust	05/02/23	1,393,319
DKK	13,381,251	USD	1,960,648	Citibank, N.A.	05/10/23	18,579
GBP	5,427,203	USD	6,712,665	Bank of America Corp.	05/15/23	109,894
USD	85,066,786	EUR	77,118,233	Bank of America Corp.	05/16/23	24,237
EUR	12,881,247	USD	14,076,064	State Street Bank and Trust	05/17/23	129,596
GBP	5,464,443	USD	6,791,875	Bank of America Corp.	05/31/23	79,785
EUR	10,013,640	USD	11,041,738	Citibank, N.A.	05/31/23	10,130
USD	38,181,907	JPY	4,997,804,340	Citibank, N.A.	07/13/23	1,096,459

Total Appreciation						$3,611,133

USD	1,409,295	AUD	2,134,119	Australia & New Zealand Banking Group Ltd.	05/02/23	$(2,851)

38

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
NZD	18,721,060	USD	11,801,524	Bank of America Corp.	05/02/23	$(224,418)
AUD	2,819,235	USD	1,895,375	Citibank, N.A.	05/02/23	(29,887)
NZD	14,474,916	USD	9,107,231	State Street Bank and Trust	05/02/23	(155,941)
NZD	23,767,847	USD	14,912,708	UBS AG	05/02/23	(214,669)
USD	745,894	DKK	5,136,630	Bank of America Corp.	05/10/23	(13,868)
USD	618,330	DKK	4,280,870	HSBC Bank	05/10/23	(14,856)
USD	597,745	DKK	4,129,691	Societe Generale	05/10/23	(13,080)
USD	88,910,054	EUR	83,893,104	State Street Bank and Trust	05/10/23	(3,572,483)
USD	42,411,856	DKK	297,610,868	State Street Bank and Trust	05/10/23	(1,607,914)
USD	628,971	DKK	4,343,517	UBS AG	05/10/23	(13,480)
USD	77,162,408	GBP	63,962,312	Bank of America Corp.	05/15/23	(3,244,872)
USD	48,305,602	EUR	45,336,633	Bank of America Corp.	05/17/23	(1,692,412)
USD	48,303,312	EUR	45,336,632	Barclays Capital	05/17/23	(1,694,702)
USD	82,276,189	EUR	75,957,315	Bank of America Corp.	05/23/23	(1,518,961)
USD	7,192,962	EUR	6,562,625	HSBC Bank	05/23/23	(46,842)
USD	82,410,289	EUR	75,217,729	Bank of America Corp.	05/24/23	(573,603)
USD	92,460,328	EUR	83,892,542	Citibank, N.A.	05/25/23	(99,223)
USD	73,005,366	GBP	58,674,515	State Street Bank and Trust	05/25/23	(769,947)
USD	9,736,766	SEK	100,209,571	HSBC Bank	05/26/23	(46,381)
USD	2,461,053	GBP	2,002,638	Bank of America Corp.	05/31/23	(57,310)
USD	92,373,664	EUR	84,671,845	Bank of America Corp.	05/31/23	(1,077,079)
USD	69,325,762	GBP	57,317,315	HSBC Bank	05/31/23	(2,752,050)
USD	4,649,966	GBP	3,810,550	State Street Bank and Trust	05/31/23	(141,886)
USD	107,703,236	AUD	163,240,244	Citibank, N.A.	06/02/23	(455,334)
USD	44,489,212	CHF	39,631,524	State Street Bank and Trust	06/21/23	(98,841)

Total (Depreciation)						$(20,132,890)

Total Appreciation (Depreciation)						$(16,521,757)

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$82,488,676	—	$82,488,676
Belgium	—	9,522,756	—	9,522,756
Canada	—	130,437,774	—	130,437,774
Denmark	—	47,775,569	—	47,775,569
Finland	—	69,394,589	—	69,394,589
France	—	269,770,464	—	269,770,464
Germany	—	62,922,913	—	62,922,913
Netherlands	—	17,255,048	—	17,255,048
Norway	—	27,359,957	—	27,359,957
Supranational Organization Obligations	—	161,353,123	—	161,353,123
Switzerland	—	44,088,482	—	44,088,482

39

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	—	$155,082,447	—	$155,082,447
Forward Currency Contracts**	—	(16,521,757)	—	(16,521,757)

TOTAL	—	$1,060,930,041	—	$1,060,930,041

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

40

DFA SHORT-TERM GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face Amount (000)	Value†
AGENCY OBLIGATIONS — (6.8%)
Federal Home Loan Bank
0.000%, 07/12/23	19,000	$18,817,650
0.000%, 07/19/23	2,900	2,869,476
0.000%, 07/21/23	63,500	62,814,801
0.000%, 12/12/23	4,750	4,612,284
0.000%, 12/19/23	9,500	9,216,128
0.000%, 02/06/24	6,000	5,788,925

TOTAL AGENCY OBLIGATIONS		104,119,264

U.S. TREASURY OBLIGATIONS — (93.1%)
U.S. Treasury Bills
∞ 4.860%, 07/13/23	51,375	50,860,756
∞ 4.824%, 07/20/23	122,500	121,166,111
U.S. Treasury Notes
∞ 0.125%, 07/31/23	35,000	34,573,438
∞ 0.125%, 08/15/23	97,500	96,106,054
∞ 0.125%, 08/31/23	8,100	7,968,691
∞ 0.250%, 09/30/23	162,275	159,219,667
∞ 0.125%, 10/15/23	142,875	139,805,419
∞ 0.375%, 10/31/23	164,000	160,335,625
∞ 0.250%, 11/15/23	112,000	109,217,500
∞ 0.500%, 11/30/23	122,400	119,301,750
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.037, FRN
(r) 5.168%, 07/31/24	120,000	120,010,914
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.140, FRN
(r) 5.271%, 10/31/24	146,750	146,917,776
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200, FRN
(r) 5.331%, 01/31/25	148,250	148,538,290

TOTAL U.S. TREASURY OBLIGATIONS		1,414,021,991

TOTAL INVESTMENT SECURITIES (Cost $1,524,604,939)		1,518,141,255

	Shares
TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 4.760%	1,246,965	1,246,965

TOTAL INVESTMENTS — (100.0%) (Cost $1,525,851,904)		$1,519,388,220

41

DFA SHORT-TERM GOVERNMENT PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$104,119,264	—	$104,119,264
U.S. Treasury Obligations	—	1,414,021,991	—	1,414,021,991
Temporary Cash Investments	$1,246,965	—	—	1,246,965

TOTAL	$1,246,965	$1,518,141,255	—	$1,519,388,220

See accompanying Notes to Financial Statements.

42

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face Amount (000)	Value†
AGENCY OBLIGATIONS — (26.5%)
Federal Home Loan Bank
4.375%, 03/13/26	6,080	$6,151,579
5.750%, 06/12/26	16,080	16,948,325
1.875%, 09/11/26	2,500	2,340,427
3.000%, 09/11/26	62,930	61,175,353
2.125%, 12/11/26	30,250	28,585,619
2.500%, 12/10/27	97,640	92,443,942
3.000%, 03/10/28	51,070	49,909,066
3.250%, 06/09/28	202,360	197,802,418
3.250%, 11/16/28	265,180	260,895,229
2.125%, 09/14/29	11,305	10,233,653
2.125%, 12/14/29	28,270	25,548,180
5.500%, 07/15/36	125,555	145,241,411
Tennessee Valley Authority
2.875%, 02/01/27	170,019	164,091,063
7.125%, 05/01/30	124,440	147,615,122
1.500%, 09/15/31	67,768	56,058,635
4.700%, 07/15/33	19,000	19,938,878
4.650%, 06/15/35	7,635	7,843,612
5.880%, 04/01/36	32,805	37,939,874
6.150%, 01/15/38	709	844,623

TOTAL AGENCY OBLIGATIONS		1,331,607,009

U.S. TREASURY OBLIGATIONS — (73.1%)
U.S. Treasury Bonds
6.750%, 08/15/26	8,183	8,944,823
6.500%, 11/15/26	15,000	16,404,492
6.625%, 02/15/27	5,000	5,526,758
6.125%, 11/15/27	170,500	188,842,069
5.500%, 08/15/28	41,500	45,343,613
5.250%, 11/15/28	42,932	46,601,453
5.250%, 02/15/29	41,500	45,152,324
6.125%, 08/15/29	6,278	7,189,291
6.250%, 05/15/30	74,039	86,750,461
5.375%, 02/15/31	13,250	14,998,379
4.500%, 02/15/36	79,750	89,061,435
4.750%, 02/15/37	322,750	369,662,216
5.000%, 05/15/37	328,000	384,221,250
4.375%, 02/15/38	124,250	136,772,070
U.S. Treasury Notes
1.625%, 02/15/26	4,000	3,772,656
2.250%, 03/31/26	8,000	7,674,688
2.375%, 04/30/26	13,000	12,504,883
1.625%, 05/15/26	83,000	78,039,454
2.125%, 05/31/26	25,000	23,845,703
1.875%, 06/30/26	40,000	37,839,062
1.875%, 07/31/26	45,000	42,503,906
1.500%, 08/15/26	95,000	88,606,054

	Face Amount (000)	Value†
1.375%, 08/31/26	11,000	$10,208,945
1.625%, 09/30/26	19,000	17,766,484
1.625%, 10/31/26	31,000	28,954,727
2.000%, 11/15/26	122,550	115,852,834
1.500%, 01/31/27	5,000	4,629,688
2.250%, 02/15/27	51,500	49,035,645
1.125%, 02/28/27	55,500	50,645,918
0.625%, 03/31/27	5,000	4,461,719
0.500%, 04/30/27	5,000	4,429,492
2.375%, 05/15/27	161,000	153,679,531
0.500%, 05/31/27	22,000	19,439,063
0.500%, 06/30/27	12,250	10,802,490
0.375%, 07/31/27	3,000	2,624,883
2.250%, 08/15/27	114,400	108,465,500
0.500%, 08/31/27	5,000	4,388,672
0.375%, 09/30/27	5,000	4,353,711
0.500%, 10/31/27	7,000	6,117,070
2.250%, 11/15/27	5,000	4,728,711
0.625%, 11/30/27	5,000	4,386,719
2.750%, 02/15/28	28,750	27,766,211
1.125%, 02/29/28	5,000	4,469,531
1.250%, 03/31/28	5,000	4,489,453
1.250%, 04/30/28	37,000	33,159,805
2.875%, 05/15/28	88,000	85,325,625
1.250%, 06/30/28	13,500	12,056,133
1.000%, 07/31/28	6,000	5,277,656
2.875%, 08/15/28	10,750	10,414,063
1.250%, 09/30/28	10,000	8,879,688
3.125%, 11/15/28	21,000	20,568,516
2.625%, 02/15/29	130,000	123,880,860
2.375%, 05/15/29	232,500	218,132,225
1.625%, 08/15/29	53,500	47,986,992
3.875%, 11/30/29	19,750	20,178,174
1.500%, 02/15/30	68,400	60,357,657
0.625%, 05/15/30	302,500	249,527,050
0.625%, 08/15/30	229,250	188,146,190
1.250%, 08/15/31	214,250	181,175,156
1.375%, 11/15/31	7,500	6,376,758
2.875%, 05/15/32	16,000	15,313,750

TOTAL U.S. TREASURY OBLIGATIONS		3,668,710,335

TOTAL INVESTMENT SECURITIES (Cost $5,362,983,489)		5,000,317,344

43

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund 4.760%	22,014,658	$22,014,658

TOTAL INVESTMENTS — (100.0%) (Cost $5,384,998,147)		$5,022,332,002

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,331,607,009	—	$1,331,607,009
U.S. Treasury Obligations	—	3,668,710,335	—	3,668,710,335
Temporary Cash Investments	$22,014,658	—	—	22,014,658

TOTAL	$22,014,658	$5,000,317,344	—	$5,022,332,002

See accompanying Notes to Financial Statements.

44

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Face Amount^ (000)	Value†
BONDS — (81.2%)
ABB Finance BV
0.625%, 03/31/24	EUR	1,200	$1,287,571
AbbVie, Inc.
3.800%, 03/15/25		9,000	8,847,713
ABN AMRO Bank NV
1.000%, 04/16/25	EUR	1,000	1,051,422
2.375%, 06/01/27	EUR	1,000	1,033,038
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.875%, 08/14/24		4,000	3,841,500
3.500%, 01/15/25		4,000	3,832,154
6.500%, 07/15/25		7,102	7,171,283
4.450%, 10/01/25		1,800	1,742,805
1.750%, 01/30/26		16,100	14,444,325
4.450%, 04/03/26		410	396,667
AES Corp.
Ω 3.300%, 07/15/25		400	379,860
1.375%, 01/15/26		8,849	8,021,169
Aetna, Inc.
3.500%, 11/15/24		1,236	1,205,817
African Development Bank
1.100%, 12/16/26	AUD	5,000	3,006,311
Agence France Locale
1.375%, 06/20/25	GBP	2,700	3,162,171
AIB Group PLC
1.250%, 05/28/24	EUR	8,303	8,887,587
Airbus SE
1.625%, 04/07/25	EUR	1,000	1,064,453
0.875%, 05/13/26	EUR	500	511,202
Aker BP ASA
Ω 3.000%, 01/15/25		5,250	5,063,245
Ω 2.875%, 01/15/26		7,700	7,320,934
ALD SA
1.250%, 03/02/26	EUR	1,700	1,728,112
Ally Financial, Inc.
5.125%, 09/30/24		1,000	980,630
Altria Group, Inc.
2.350%, 05/06/25		5,000	4,765,620
2.200%, 06/15/27	EUR	5,000	5,097,667
Amazon.com, Inc.
1.000%, 05/12/26		45,789	41,780,540
Amcor Finance USA, Inc.
3.625%, 04/28/26		2,529	2,434,147
Amcor Flexibles North America, Inc.
4.000%, 05/17/25		16,150	15,793,011

		Face Amount^ (000)	Value†
American Electric Power Co., Inc.
1.000%, 11/01/25		1,582	$1,441,660
American Express Co.
2.500%, 07/30/24		8,900	8,627,869
2.250%, 03/04/25		3,080	2,932,808
American Express Co., Floating Rate Note, SOFR + 0.720%, FRN
(r) 5.409%, 05/03/24		775	775,233
American Honda Finance Corp.
0.550%, 07/12/24		50,000	47,529,044
1.950%, 10/18/24	EUR	4,550	4,903,267
0.750%, 11/25/26	GBP	2,000	2,183,165
American Medical Systems Europe BV
0.750%, 03/08/25	EUR	2,000	2,088,745
American Tower Corp.
3.375%, 05/15/24		7,200	7,041,307
2.400%, 03/15/25		7,100	6,758,435
# 4.000%, 06/01/25		7,489	7,355,230
1.300%, 09/15/25		103	94,683
1.600%, 04/15/26		4,600	4,184,663
3.375%, 10/15/26		11,400	10,854,736
0.450%, 01/15/27	EUR	2,000	1,934,695
3.125%, 01/15/27		800	752,834
American Water Capital Corp.
3.400%, 03/01/25		1,800	1,757,261
AmerisourceBergen Corp.
# 3.400%, 05/15/24		4,200	4,122,182
Amgen, Inc.
2.000%, 02/25/26	EUR	3,000	3,176,409
5.500%, 12/07/26	GBP	1,000	1,271,701
Aon Global Ltd.
3.500%, 06/14/24		10,000	9,820,763
2.875%, 05/14/26	EUR	2,900	3,085,777
APA Infrastructure Ltd.
Ω 4.200%, 03/23/25		12,284	12,057,605
# 4.200%, 03/23/25		11,334	11,125,113
ArcelorMittal SA
6.125%, 06/01/25		1,000	1,021,756
Archer-Daniels-Midland Co.
1.000%, 09/12/25	EUR	2,000	2,080,882
Argentum Netherlands BV for Givaudan SA
1.125%, 09/17/25	EUR	11,800	12,283,469
Arrow Electronics, Inc.
3.250%, 09/08/24		1,000	972,260

45

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Arval Service Lease SA
0.875%, 02/17/25	EUR	9,600	$9,954,974
4.125%, 04/13/26	EUR	6,000	6,558,750
Asian Development Bank
0.200%, 05/25/23	EUR	7,000	7,699,496
0.375%, 06/11/24		15,000	14,326,842
1.625%, 01/28/25	NZD	500	290,160
Asian Infrastructure Investment Bank
1.000%, 05/06/26	AUD	800	481,818
Assurant, Inc.
4.200%, 09/27/23		1,000	989,836
AT&T, Inc.
2.850%, 05/25/24	CAD	10,000	7,215,264
4.000%, 11/25/25	CAD	1,000	726,863
0.250%, 03/04/26	EUR	4,800	4,826,093
Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M Swap + 0.920%, FRN
(r) 4.285%, 11/04/25	AUD	7,000	4,660,342
Banco Bilbao Vizcaya Argentaria SA
1.750%, 11/26/25	EUR	17,700	18,583,183
0.375%, 11/15/26	EUR	1,300	1,280,689
Banco Santander SA
3.496%, 03/24/25		4,000	3,862,114
Bank of America Corp.
2.375%, 06/19/24	EUR	5,250	5,696,699
1.375%, 03/26/25	EUR	1,250	1,324,468
2.300%, 07/25/25	GBP	2,907	3,447,520
3.500%, 04/19/26		22,365	21,734,220
Bank of Montreal
2.890%, 06/20/23	CAD	2,900	2,134,893
2.850%, 03/06/24	CAD	27,000	19,552,755
0.625%, 07/09/24		400	379,156
2.280%, 07/29/24	CAD	8,750	6,250,840
1.250%, 09/15/26		7,400	6,592,387
Bank of Montreal, Floating Rate Note, 3M Swap + 1.000%, FRN
(r) 4.661%, 07/17/24	AUD	14,000	9,279,410
Bank of Montreal, Floating Rate Note, SOFR + 0.710%, FRN
(r) 5.510%, 12/12/24		1,380	1,374,015
Bank of New York Mellon Corp.
1.600%, 04/24/25		11,500	10,817,764
Bank of New Zealand
Ω 1.000%, 03/03/26		20	17,977
Bank of Nova Scotia
3.400%, 02/11/24		2,801	2,755,919
0.650%, 07/31/24		300	283,373

		Face Amount^ (000)	Value†
3.450%, 04/11/25		10,993	$10,665,889
# 1.300%, 06/11/25		2,650	2,447,261
1.050%, 03/02/26		12,250	10,991,255
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.380%, FRN
(r) 5.219%, 07/31/24		4,284	4,259,362
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.460%, FRN
(r) 5.297%, 01/10/25		290	287,196
Bank of Nova Scotia
1.300%, 09/15/26		16,675	14,810,725
Banque Federative du Credit Mutuel SA
2.250%, 12/18/23	GBP	2,800	3,450,740
Ω 2.375%, 11/21/24		2,700	2,577,718
Ω 0.998%, 02/04/25		2,950	2,736,317
# 0.998%, 02/04/25		4,400	4,081,287
0.010%, 03/07/25	EUR	11,200	11,502,448
1.000%, 05/23/25	EUR	8,600	8,961,778
1.625%, 01/19/26	EUR	6,000	6,230,758
1.000%, 07/16/26	GBP	1,300	1,436,167
Banque Stellantis France SACA
0.625%, 06/21/24	EUR	8,754	9,309,120
0.000%, 01/22/25	EUR	7,800	8,048,760
3.875%, 01/19/26	EUR	5,600	6,165,694
Barclays PLC
3.125%, 01/17/24	GBP	3,207	3,958,536
3.650%, 03/16/25		12,419	11,885,342
4.375%, 01/12/26		20,380	19,858,366
BAT Capital Corp.
3.222%, 08/15/24		3,800	3,696,616
3.215%, 09/06/26		8,300	7,870,983
BAT International Finance PLC
7.250%, 03/12/24	GBP	3,791	4,822,037
Ω 3.950%, 06/15/25		1,900	1,859,611
1.668%, 03/25/26		15,948	14,520,667
Baxter International, Inc.
0.400%, 05/15/24	EUR	6,014	6,395,937
1.300%, 05/30/25	EUR	200	209,099
Bayer Capital Corp. BV
1.500%, 06/26/26	EUR	2,000	2,070,625
Bayer U.S. Finance II LLC
Ω 2.850%, 04/15/25		1,523	1,443,841
Ω 4.250%, 12/15/25		20,000	19,609,743
Bayer U.S. Finance LLC
Ω 3.375%, 10/08/24		1,000	975,902
Beam Suntory, Inc.
3.250%, 06/15/23		10,000	9,971,783
Belfius Bank SA
0.375%, 09/02/25	EUR	2,800	2,844,173

46

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
0.010%, 10/15/25	EUR	7,600	$7,652,751
0.000%, 08/28/26	EUR	2,000	1,941,857
Bell Telephone Co. of Canada or Bell Canada
2.700%, 02/27/24	CAD	5,000	3,619,810
Berkshire Hathaway, Inc.
0.000%, 03/12/25	EUR	6,790	7,016,664
BHP Billiton Finance Ltd.
3.000%, 05/29/24	EUR	6,300	6,894,309
Biogen, Inc.
4.050%, 09/15/25		50,000	49,025,347
BMW Finance NV
0.625%, 10/06/23	EUR	679	739,713
0.500%, 02/22/25	EUR	16,470	17,320,956
0.000%, 01/11/26	EUR	2,180	2,211,365
1.125%, 05/22/26	EUR	1,000	1,042,971
0.750%, 07/13/26	EUR	500	512,130
BMW U.S. Capital LLC
Ω 0.750%, 08/12/24		6,466	6,144,088
Ω 3.900%, 04/09/25		2,942	2,905,370
BNG Bank NV
3.875%, 05/26/23	EUR	1,400	1,543,395
3.250%, 07/15/25	AUD	2,200	1,437,259
BNP Paribas SA
1.000%, 06/27/24	EUR	4,670	4,985,067
1.125%, 08/28/24	EUR	8,000	8,522,609
1.500%, 11/17/25	EUR	2,000	2,106,842
1.125%, 06/11/26	EUR	4,114	4,196,709
Boardwalk Pipelines LP
5.950%, 06/01/26		2,260	2,305,188
Boeing Co.
# 2.600%, 10/30/25		14,045	13,257,035
Boeing Co.
3.100%, 05/01/26		11,300	10,712,033
2.250%, 06/15/26		307	282,828
Booking Holdings, Inc.
2.375%, 09/23/24	EUR	2,000	2,169,774
0.100%, 03/08/25	EUR	5,250	5,427,697
# 3.650%, 03/15/25		14,600	14,335,479
1.800%, 03/03/27	EUR	3,108	3,227,135
BorgWarner, Inc.
Ω 5.000%, 10/01/25		2,525	2,514,732
Bouygues SA
5.500%, 10/06/26	GBP	650	829,409
BP Capital Markets PLC
1.876%, 04/07/24	EUR	12,036	13,062,210
2.972%, 02/27/26	EUR	7,997	8,710,473
2.213%, 09/25/26	EUR	6,500	6,869,502
BPCE SA
1.000%, 07/15/24	EUR	2,300	2,453,347
Ω 2.375%, 01/14/25		21,027	19,874,070
0.625%, 04/28/25	EUR	2,500	2,588,392
0.250%, 01/15/26	EUR	3,800	3,814,174
Ω 1.000%, 01/20/26		12,080	10,881,459
0.375%, 02/02/26	EUR	2,000	2,009,232

		Face Amount^ (000)	Value†
Bristol-Myers Squibb Co.
3.200%, 06/15/26		1,581	$1,539,953
Brixmor Operating Partnership LP
3.850%, 02/01/25		2,651	2,558,681
Brookfield Corp.
4.000%, 01/15/25		39,625	38,747,463
Brown & Brown, Inc.
4.200%, 09/15/24		4,494	4,440,751
Bunge Ltd. Finance Corp.
1.630%, 08/17/25		1,200	1,109,313
CA Auto Bank SPA
4.250%, 03/24/24	EUR	3,671	4,055,270
Caisse d’Amortissement de la Dette Sociale
2.375%, 01/25/24	EUR	23,110	25,291,758
0.375%, 05/27/24		19,000	18,165,851
CaixaBank SA
0.375%, 02/03/25	EUR	2,300	2,384,585
Campbell Soup Co.
3.950%, 03/15/25		17,000	16,708,263
Canadian Imperial Bank of Commerce
2.970%, 07/11/23	CAD	11,500	8,457,637
3.290%, 01/15/24	CAD	35,000	25,516,662
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.420%, FRN
(r) 5.257%, 10/18/24		3,061	3,041,582
Canadian Natural Resources Ltd.
3.900%, 02/01/25		5,789	5,667,410
2.050%, 07/15/25		9,609	9,042,091
Canadian Pacific Railway Co.
1.589%, 11/24/23	CAD	5,000	3,620,512
Capital One Financial Corp.
3.750%, 04/24/24		1,959	1,916,962
3.300%, 10/30/24		2,628	2,554,809
3.200%, 02/05/25		13,412	12,794,091
Cardinal Health, Inc.
3.079%, 06/15/24		6,000	5,860,101
Cargill, Inc.
Ω 0.750%, 02/02/26		1,860	1,695,025
Carrier Global Corp.
2.242%, 02/15/25		2,200	2,097,819
Celanese U.S. Holdings LLC
1.400%, 08/05/26		19,959	17,499,539
Charles Schwab Corp.
# 1.150%, 05/13/26		1,600	1,416,547
Charles Schwab Corp.
# 3.850%, 05/21/25		9,600	9,308,678

47

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Chubb INA Holdings, Inc.
0.300%, 12/15/24	EUR	7,976	$8,294,228
0.875%, 06/15/27	EUR	1,000	984,744
Cigna Group
3.250%, 04/15/25		4,630	4,493,783
1.250%, 03/15/26		12,487	11,392,879
Citigroup, Inc.
1.750%, 01/28/25	EUR	4,500	4,805,630
3.400%, 05/01/26		16,640	16,031,640
2.125%, 09/10/26	EUR	1,200	1,249,613
3.200%, 10/21/26		2,235	2,122,297
CNA Financial Corp.
3.950%, 05/15/24		11,000	10,829,063
CNH Industrial Capital LLC
# 1.950%, 07/02/23		4,000	3,977,708
4.200%, 01/15/24		2,570	2,540,925
3.950%, 05/23/25		25,770	25,161,422
CNH Industrial Finance Europe SA
1.875%, 01/19/26	EUR	2,000	2,117,720
CNO Financial Group, Inc.
5.250%, 05/30/25		11,350	11,244,489
Comcast Corp.
0.000%, 09/14/26	EUR	11,350	11,167,567
Comerica, Inc.
3.700%, 07/31/23		500	495,009
Commerzbank AG
1.750%, 01/22/25	GBP	1,100	1,274,075
Conagra Brands, Inc.
4.300%, 05/01/24		1,409	1,394,893
4.600%, 11/01/25		5,540	5,503,127
Constellation Energy Generation LLC
3.250%, 06/01/25		40,500	38,942,906
Cooperatieve Rabobank UA
0.625%, 02/27/24	EUR	2,400	2,577,558
Ω 2.625%, 07/22/24		45,658	44,201,890
# 2.625%, 07/22/24		1,000	968,108
1.250%, 01/14/25	GBP	200	234,941
0.250%, 10/30/26	EUR	2,000	1,983,020
Corporate Office Properties LP
2.250%, 03/15/26		5,625	5,022,640
Cox Communications, Inc.
Ω 3.850%, 02/01/25		2,000	1,952,869
Credit Agricole SA
Ω 3.875%, 04/15/24		4,462	4,388,146
2.375%, 05/20/24	EUR	2,300	2,498,890
1.000%, 09/16/24	EUR	3,000	3,178,710
1.375%, 03/13/25	EUR	700	739,150
1.000%, 09/18/25	EUR	11,000	11,423,783
3.125%, 02/05/26	EUR	1,600	1,732,319
1.250%, 04/14/26	EUR	1,800	1,854,296
4.125%, 01/10/27		750	726,639

		Face Amount^ (000)	Value†
Crown Castle, Inc.
3.200%, 09/01/24		400	$389,694
1.050%, 07/15/26		8,250	7,329,722
Daimler Truck Finance North America LLC
Ω 3.500%, 04/07/25		37,415	36,449,554
Daimler Truck International Finance BV
1.250%, 04/06/25	EUR	7,200	7,587,854
Danske Bank AS
0.875%, 05/22/23	EUR	1,500	1,650,530
Ω 5.375%, 01/12/24		2,000	1,981,134
0.625%, 05/26/25	EUR	670	691,722
Deutsche Bank AG
2.625%, 12/16/24	GBP	2,500	2,929,895
Development Bank of Japan, Inc.
0.010%, 10/15/24	EUR	10,700	11,177,945
0.010%, 09/09/25	EUR	2,200	2,234,731
0.875%, 10/10/25	EUR	4,000	4,138,641
Dexia Credit Local SA
1.625%, 12/08/23	GBP	17,400	21,430,981
0.000%, 05/29/24	EUR	8,800	9,331,836
0.500%, 01/17/25	EUR	37,400	39,220,005
DH Europe Finance II Sarl
0.200%, 03/18/26	EUR	8,067	8,129,890
Diageo Finance PLC
0.500%, 06/19/24	EUR	1,000	1,066,210
1.750%, 09/23/24	EUR	2,600	2,804,319
1.000%, 04/22/25	EUR	8,100	8,540,138
2.375%, 05/20/26	EUR	4,400	4,717,262
Discover Bank
3.450%, 07/27/26		8,613	7,987,713
Discover Financial Services
# 4.500%, 01/30/26		11,960	11,572,141
Discovery Communications LLC
2.500%, 09/20/24	GBP	2,800	3,375,259
3.450%, 03/15/25		1,010	974,889
Dominion Energy, Inc.
3.300%, 03/15/25		2,400	2,318,483
Duke Energy Corp.
2.650%, 09/01/26		2,800	2,628,590
Dutch Treasury Certificate
0.000%, 05/30/23	EUR	12,000	13,195,787
DXC Technology Co.
1.800%, 09/15/26		2,639	2,318,805
East Japan Railway Co.
2.614%, 09/08/25	EUR	6,000	6,488,298
Eastern Energy Gas Holdings LLC
2.500%, 11/15/24		914	879,469
Eaton Capital UnLtd Co.
0.750%, 09/20/24	EUR	750	796,330
0.128%, 03/08/26	EUR	12,600	12,598,681

48

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Ecolab, Inc.
1.000%, 01/15/24	EUR	280	$303,071
Edison International
3.550%, 11/15/24		1,500	1,458,769
4.950%, 04/15/25		44,815	44,679,459
Elevance Health, Inc.
3.350%, 12/01/24		400	390,217
2.375%, 01/15/25		4,216	4,054,522
1.500%, 03/15/26		10,628	9,779,308
EMD Finance LLC
Ω 3.250%, 03/19/25		9,143	8,865,697
Emera U.S. Finance LP
0.833%, 06/15/24		2,920	2,766,346
Emerson Electric Co.
1.250%, 10/15/25	EUR	1,500	1,567,537
Enbridge, Inc.
2.500%, 01/15/25		7,500	7,206,853
Enel Finance International NV
5.625%, 08/14/24	GBP	5,250	6,626,772
Energy Transfer LP
4.050%, 03/15/25		13,982	13,708,829
2.900%, 05/15/25		11,606	11,077,839
4.750%, 01/15/26		19,554	19,384,532
Enexis Holding NV
0.875%, 04/28/26	EUR	8,500	8,718,428
Eni Finance International SA
1.275%, 05/05/25	EUR	7,081	7,498,460
Eni SpA
1.250%, 05/18/26	EUR	1,000	1,032,822
Enterprise Products Operating LLC
3.750%, 02/15/25		400	394,905
Equifax, Inc.
3.950%, 06/15/23		10,000	9,969,965
2.600%, 12/01/24		6,900	6,626,320
Equinix, Inc.
2.625%, 11/18/24		15,500	14,903,847
1.450%, 05/15/26		4,719	4,263,069
ERAC USA Finance LLC
Ω 3.850%, 11/15/24		20,900	20,510,431
Erste Group Bank AG
1.500%, 04/07/26	EUR	1,100	1,146,238
ESB Finance DAC
2.125%, 06/08/27	EUR	2,000	2,082,693
EssilorLuxottica SA
0.125%, 05/27/25	EUR	2,800	2,890,175
European Investment Bank
0.875%, 12/15/23	GBP	14,440	17,716,182
4.125%, 04/15/24	EUR	3,000	3,330,170

		Face Amount^ (000)	Value†
European Stability Mechanism
0.125%, 04/22/24	EUR	4,200	$4,487,041
Exelon Corp.
3.950%, 06/15/25		2,850	2,794,954
Expedia Group, Inc.
5.000%, 02/15/26		24,000	23,994,271
Experian Finance PLC
0.739%, 10/29/25	GBP	3,645	4,141,137
1.375%, 06/25/26	EUR	8,694	8,957,936
Exxon Mobil Corp.
0.142%, 06/26/24	EUR	3,700	3,927,592
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25		27,262	27,020,137
Fidelity National Information Services, Inc.
0.600%, 03/01/24		400	383,530
0.625%, 12/03/25	EUR	5,000	5,072,599
1.150%, 03/01/26		18,200	16,389,465
Fiserv, Inc.
3.200%, 07/01/26		13,050	12,443,096
Flex Ltd.
4.750%, 06/15/25		15,825	15,606,700
3.750%, 02/01/26		33,120	31,831,147
FMS Wertmanagement
0.625%, 12/15/23	GBP	1,700	2,082,030
Fortune Brands Innovations, Inc.
4.000%, 06/15/25		2,400	2,357,444
GAS Networks Ireland
0.125%, 12/04/24	EUR	1,700	1,772,177
General Mills, Inc.
# 4.000%, 04/17/25		12,100	11,949,942
0.125%, 11/15/25	EUR	1,000	1,011,512
General Motors Co.
6.125%, 10/01/25		5,700	5,801,554
General Motors Financial Co., Inc.
# 2.750%, 06/20/25		24,253	23,005,191
# 1.250%, 01/08/26		6,600	5,943,970
5.250%, 03/01/26		12,292	12,283,509
Georgia Power Co.
3.250%, 04/01/26		1,998	1,920,367
Georgia-Pacific LLC
Ω 0.625%, 05/15/24		16,000	15,269,362
Ω 3.600%, 03/01/25		2,350	2,297,559
Gilead Sciences, Inc.
3.500%, 02/01/25		6,476	6,358,562
3.650%, 03/01/26		1,691	1,653,696
GlaxoSmithKline Capital PLC
3.000%, 06/01/24		7,358	7,228,902

49

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Glencore Funding LLC
Ω 4.125%, 03/12/24		2,145	$2,110,686
Ω 4.625%, 04/29/24		16,455	16,293,314
Ω 1.625%, 09/01/25		6,626	6,118,586
Ω 1.625%, 04/27/26		20,600	18,687,121
Global Payments, Inc.
3.750%, 06/01/23		1,000	998,060
1.500%, 11/15/24		3,500	3,303,838
2.650%, 02/15/25		10,900	10,406,052
# 1.200%, 03/01/26		16,048	14,388,540
4.800%, 04/01/26		400	395,509
Goldman Sachs Group, Inc.
0.125%, 08/19/24	EUR	6,600	6,937,133
3.500%, 01/23/25		10,400	10,106,171
3.375%, 03/27/25	EUR	3,250	3,558,457
3.750%, 05/22/25		17,519	17,059,241
Groupe Bruxelles Lambert NV
1.375%, 05/23/24	EUR	1,000	1,076,671
1.875%, 06/19/25	EUR	11,500	12,223,905
Harley-Davidson Financial Services, Inc.
# 3.050%, 02/14/27		3,000	2,707,968
Hewlett Packard Enterprise Co.
4.450%, 10/02/23		17,587	17,497,640
1.450%, 04/01/24		9,820	9,470,738
Holcim Finance Luxembourg SA
1.500%, 04/06/25	EUR	1,203	1,270,250
HOWOGE Wohnungsbaugesellschaft mbH
0.000%, 11/01/24	EUR	6,800	7,041,250
HP, Inc.
2.200%, 06/17/25		21,400	20,244,298
1.450%, 06/17/26		712	643,575
HSBC Bank Canada
3.245%, 09/15/23	CAD	10,000	7,334,022
HSBC Holdings PLC
3.196%, 12/05/23	CAD	21,000	15,310,462
0.875%, 09/06/24	EUR	9,000	9,544,518
4.300%, 03/08/26		9,000	8,836,500
3.900%, 05/25/26		2,500	2,416,242
Humana, Inc.
3.850%, 10/01/24		17,000	16,732,133
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
1.375%, 04/14/25	EUR	5,400	5,649,036
Iberdrola Finanzas SA
7.375%, 01/29/24	GBP	6,300	8,032,980
ING Groep NV
1.125%, 02/14/25	EUR	4,900	5,160,630

		Face Amount^ (000)	Value†
Ω 4.625%, 01/06/26		7,000	$6,907,300
Inter-American Development Bank
1.250%, 12/15/23	GBP	8,500	10,452,237
3.000%, 02/21/24		5,000	4,919,935
4.250%, 06/11/26	AUD	41,200	27,732,223
International Bank for Reconstruction & Development
0.500%, 05/18/26	AUD	7,540	4,542,618
International Business Machines Corp.
3.000%, 05/15/24		12,900	12,636,984
0.875%, 01/31/25	EUR	1,200	1,264,523
0.950%, 05/23/25	EUR	1,000	1,048,529
7.000%, 10/30/25		14,010	14,839,424
3.300%, 05/15/26		11,700	11,343,466
International Finance Corp.
1.250%, 12/15/23	GBP	7,772	9,555,900
3.200%, 07/22/26	AUD	5,500	3,590,292
Interpublic Group of Cos., Inc.
4.200%, 04/15/24		1,400	1,380,530
Intesa Sanpaolo SpA
Ω 3.250%, 09/23/24		2,500	2,409,745
J M Smucker Co.
3.500%, 03/15/25		1,000	976,427
JAB Holdings BV
1.750%, 06/25/26	EUR	1,000	1,034,713
Jabil, Inc.
1.700%, 04/15/26		22,280	20,230,751
Japan Bank for International Cooperation
# 1.750%, 10/17/24		1,000	959,186
Johnson Controls International PLC
1.375%, 02/25/25	EUR	1,000	1,058,975
JPMorgan Chase & Co.
3.125%, 01/23/25		1,296	1,260,792
1.500%, 01/27/25	EUR	4,000	4,251,369
# 3.300%, 04/01/26		38,001	36,800,444
Juniper Networks, Inc.
1.200%, 12/10/25		27,000	24,478,118
Kellogg Co.
3.250%, 04/01/26		3,888	3,749,987
Kemper Corp.
4.350%, 02/15/25		8,000	7,817,707
Kering SA
1.250%, 05/05/25	EUR	1,700	1,801,814
Kinder Morgan, Inc.
4.300%, 06/01/25		8,900	8,791,305
Kingdom of Belgium Government Bond
Ω 0.200%, 10/22/23	EUR	10,000	10,862,491

50

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Kinross Gold Corp.
5.950%, 03/15/24		3,715	$3,716,320
Kommunalbanken AS
1.000%, 12/12/24	GBP	2,420	2,862,237
4.250%, 07/16/25	AUD	190	126,749
Koninklijke Philips NV
0.500%, 05/22/26	EUR	2,000	2,001,849
Kreditanstalt fuer Wiederaufbau
1.250%, 08/28/23	NOK	261,500	24,328,882
1.250%, 12/29/23	GBP	21,100	25,909,069
0.250%, 03/08/24		40,800	39,227,493
1.625%, 04/03/24	NOK	104,000	9,556,908
3.200%, 09/11/26	AUD	1,200	783,892
Kuntarahoitus Oyj
0.125%, 03/07/24	EUR	13,000	13,940,832
La Poste SA
0.625%, 10/21/26	EUR	1,900	1,895,526
Laboratory Corp. of America Holdings
3.250%, 09/01/24		5,500	5,372,337
3.600%, 02/01/25		4,900	4,782,720
1.550%, 06/01/26		10,800	9,764,617
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.375%, 12/15/23	GBP	3,500	4,305,067
Landwirtschaftliche Rentenbank
1.125%, 12/15/23	GBP	11,315	13,901,599
4.750%, 05/06/26	AUD	14,100	9,626,361
Lansforsakringar Bank AB
0.050%, 04/15/26	EUR	2,000	1,958,425
Lazard Group LLC
3.750%, 02/13/25		2,000	1,946,718
LeasePlan Corp. NV
Ω 2.875%, 10/24/24		15,100	14,459,620
2.125%, 05/06/25	EUR	4,500	4,751,384
Leggett & Platt, Inc.
3.800%, 11/15/24		400	391,792
Lennar Corp.
4.750%, 05/30/25		18,642	18,520,047
Lloyds Bank Corporate Markets PLC
0.375%, 01/28/25	EUR	3,650	3,793,571
2.375%, 04/09/26	EUR	2,000	2,123,375
Lloyds Bank PLC
7.500%, 04/15/24	GBP	750	959,959
1.250%, 01/13/25	EUR	1,200	1,267,845
Lloyds Banking Group PLC
4.450%, 05/08/25		3,600	3,535,669
London Stock Exchange Group PLC
0.875%, 09/19/24	EUR	1,020	1,082,582

		Face Amount^ (000)	Value†
Lseg Netherlands BV
0.000%, 04/06/25	EUR	5,900	$6,077,074
LSEGA Financing PLC
Ω 1.375%, 04/06/26		2,500	2,241,237
LVMH Moet Hennessy Louis Vuitton SE
0.000%, 02/11/26	EUR	4,200	4,247,460
LyondellBasell Industries NV
5.750%, 04/15/24		2,424	2,427,515
Macquarie Bank Ltd.
#Ω 3.231%, 03/21/25		52,000	50,698,330
Macquarie Bank Ltd., Floating Rate Note, 3M Swap + 0.480%, FRN
(r) 4.116%, 12/09/25	AUD	500	327,352
Marathon Petroleum Corp.
4.700%, 05/01/25		12,089	12,013,979
5.125%, 12/15/26		4,118	4,170,660
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24		35,360	34,695,232
1.349%, 09/21/26	EUR	2,099	2,129,963
McDonald’s Corp.
3.700%, 01/30/26		25,409	25,068,327
McKesson Corp.
0.900%, 12/03/25		13,557	12,310,501
Medtronic Global Holdings SCA
0.250%, 07/02/25	EUR	10,450	10,760,521
0.000%, 10/15/25	EUR	11,250	11,424,529
1.125%, 03/07/27	EUR	5,900	5,983,391
Mercedes-Benz Finance North America LLC
#Ω 2.700%, 06/14/24		3,000	2,925,344
Ω 1.450%, 03/02/26		45,298	41,614,941
Mercedes-Benz International Finance BV
2.000%, 09/04/23	GBP	4,300	5,350,440
2.625%, 04/07/25	EUR	1,997	2,182,068
Merck & Co., Inc.
0.500%, 11/02/24	EUR	3,365	3,558,726
1.875%, 10/15/26	EUR	1,250	1,315,614
Merck Financial Services GmbH
0.125%, 07/16/25	EUR	1,000	1,028,294
MetLife, Inc.
5.375%, 12/09/24	GBP	6,700	8,385,233
Micron Technology, Inc.
# 4.975%, 02/06/26		3,000	2,985,268
4.185%, 02/15/27		400	385,711
Mitsubishi Corp.
3.375%, 07/23/24		750	733,930

51

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Mitsubishi UFJ Financial Group, Inc.
3.407%, 03/07/24		400	$393,718
0.978%, 06/09/24	EUR	1,543	1,645,961
0.339%, 07/19/24	EUR	9,671	10,208,523
2.193%, 02/25/25		29,785	28,173,209
1.412%, 07/17/25		1,000	919,765
2.757%, 09/13/26		5,000	4,641,593
Mizuho Financial Group, Inc.
0.118%, 09/06/24	EUR	3,835	4,020,288
0.214%, 10/07/25	EUR	6,131	6,213,724
0.184%, 04/13/26	EUR	3,500	3,453,593
1.631%, 04/08/27	EUR	4,599	4,640,144
Morgan Stanley
3.000%, 02/07/24	CAD	18,500	13,418,423
3.875%, 04/29/24		8,104	7,990,438
4.000%, 07/23/25		4,900	4,829,468
3.125%, 07/27/26		15,380	14,622,486
1.375%, 10/27/26	EUR	3,408	3,474,044
1.875%, 04/27/27	EUR	2,250	2,293,479
Motability Operations Group PLC
0.875%, 03/14/25	EUR	7,300	7,659,054
0.375%, 01/03/26	EUR	2,951	2,995,766
3.750%, 07/16/26	GBP	900	1,099,812
MPLX LP
4.875%, 12/01/24		6,290	6,265,859
4.000%, 02/15/25		1,000	979,966
1.750%, 03/01/26		28,950	26,630,094
Mylan, Inc.
4.200%, 11/29/23		663	656,096
National Australia Bank Ltd., Floating Rate Note, 3M Swap + 0.470%, FRN
(r) 4.020%, 02/25/25	AUD	10,000	6,608,505
National Bank of Canada
2.983%, 03/04/24	CAD	10,000	7,252,094
National Grid North America, Inc.
0.410%, 01/20/26	EUR	2,000	2,020,978
National Grid PLC
2.179%, 06/30/26	EUR	3,000	3,172,951
National Retail Properties, Inc.
3.900%, 06/15/24		5,500	5,409,119
Nationwide Building Society
Ω 3.900%, 07/21/25		36,818	35,851,595
Ω 1.500%, 10/13/26		20,000	17,706,134
1.500%, 10/13/26		1,500	1,327,960
Naturgy Finance BV
0.875%, 05/15/25	EUR	2,500	2,606,062
NatWest Group PLC
4.800%, 04/05/26		4,743	4,723,003

		Face Amount^ (000)	Value†
NatWest Markets PLC
Ω 3.479%, 03/22/25		50,000	$48,210,000
Nederlandse Waterschapsbank NV
3.150%, 09/02/26	AUD	1,500	972,156
3.500%, 07/20/27	AUD	3,700	2,413,106
Netherlands Government Bond
Ω 0.000%, 01/15/24	EUR	8,300	8,960,663
New South Wales Treasury Corp.
4.000%, 05/20/26	AUD	24,000	16,149,329
Nomura Holdings, Inc.
2.648%, 01/16/25		11,228	10,651,097
1.851%, 07/16/25		20,555	18,879,792
1.653%, 07/14/26		17,657	15,647,098
Nordic Investment Bank
1.875%, 04/10/24	NOK	386,890	35,612,591
NRW Bank
1.050%, 03/31/26	AUD	5,600	3,406,728
NTT Finance Corp.
0.010%, 03/03/25	EUR	10,150	10,496,322
0.082%, 12/13/25	EUR	3,000	3,034,746
Nutrien Ltd.
3.000%, 04/01/25		3,990	3,832,860
Nuveen Finance LLC
Ω 4.125%, 11/01/24		27,200	26,514,300
Nykredit Realkredit AS
0.250%, 01/13/26	EUR	1,000	993,187
OMERS Finance Trust
0.450%, 05/13/25	EUR	10,000	10,353,677
Omnicom Group, Inc./Omnicom Capital, Inc.
3.650%, 11/01/24		6,273	6,150,912
ONEOK, Inc.
2.750%, 09/01/24		1,462	1,417,330
2.200%, 09/15/25		3,160	2,950,348
5.850%, 01/15/26		3,100	3,161,720
Ontario Teachers’ Finance Trust
0.500%, 05/06/25	EUR	7,838	8,120,467
Ontario, Province of Canada
0.500%, 12/15/23	GBP	1,809	2,213,158
OP Corporate Bank PLC
1.000%, 05/22/25	EUR	5,000	5,224,408
0.250%, 03/24/26	EUR	3,086	3,055,930
1.375%, 09/04/26	GBP	5,250	5,729,716
Oracle Corp.
3.400%, 07/08/24		5,000	4,902,523
2.500%, 04/01/25		7,800	7,447,168
1.650%, 03/25/26		13,400	12,304,399

52

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
ORIX Corp.
1.919%, 04/20/26	EUR	5,029	$5,229,074
Paramount Global
4.750%, 05/15/25		9,855	9,756,982
4.000%, 01/15/26		191	184,928
Parker-Hannifin Corp.
3.300%, 11/21/24		2,130	2,084,600
Penske Truck Leasing Co. Lp/PTL Finance Corp.
Ω 3.450%, 07/01/24		636	621,228
Ω 4.000%, 07/15/25		795	771,140
Ω 4.450%, 01/29/26		3,072	2,998,806
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω 4.125%, 08/01/23		2,707	2,693,685
Ω 1.700%, 06/15/26		31,500	28,286,517
Philip Morris International, Inc.
2.875%, 05/01/24		1,500	1,469,087
0.625%, 11/08/24	EUR	2,508	2,640,494
2.750%, 03/19/25	EUR	796	864,561
2.875%, 03/03/26	EUR	5,000	5,413,714
Phillips 66
3.850%, 04/09/25		5,000	4,898,916
PPG Industries, Inc.
1.875%, 06/01/25	EUR	4,750	5,055,913
1.200%, 03/15/26		21,791	19,769,256
Principal Financial Group, Inc.
3.400%, 05/15/25		2,000	1,936,146
Prologis Euro Finance LLC
0.250%, 09/10/27	EUR	900	850,888
Prologis LP
3.000%, 06/02/26	EUR	2,000	2,158,447
Province of Alberta Canada
0.625%, 04/18/25	EUR	22,245	23,238,879
Province of Quebec Canada
2.500%, 04/09/24		3,000	2,934,746
Public Storage
0.875%, 02/15/26		19,230	17,358,250
PulteGroup, Inc.
5.500%, 03/01/26		8,605	8,689,264
PVH Corp.
3.625%, 07/15/24	EUR	2,023	2,215,792
4.625%, 07/10/25		17,556	17,324,528
Quebec, Province of Canada
2.375%, 01/22/24	EUR	1,000	1,091,911
Queensland Treasury Corp.
Ω 3.250%, 07/21/26	AUD	500	329,204
Realty Income Corp.
4.625%, 11/01/25		400	395,704
1.875%, 01/14/27	GBP	2,000	2,211,565

		Face Amount^ (000)	Value†
Reckitt Benckiser Treasury Services Nederland BV
0.375%, 05/19/26	EUR	1,200	$1,223,816
Reckitt Benckiser Treasury Services PLC
Ω 2.750%, 06/26/24		5,625	5,484,994
Regie Autonome des Transports Parisiens
0.375%, 06/15/24	EUR	2,400	2,554,852
Republic of Italy Government International Bond
6.875%, 09/27/23		14,450	14,512,713
2.375%, 10/17/24		23,379	22,383,662
1.250%, 02/17/26		2,066	1,855,495
Reynolds American, Inc.
4.450%, 06/12/25		8,000	7,868,761
Rogers Communications, Inc.
4.000%, 03/13/24	CAD	5,000	3,653,246
3.625%, 12/15/25		313	301,203
Ross Stores, Inc.
4.600%, 04/15/25		7,200	7,160,614
0.875%, 04/15/26		3,000	2,692,752
Royal Bank of Canada
2.352%, 07/02/24	CAD	10,000	7,163,893
0.125%, 07/23/24	EUR	660	696,265
0.875%, 01/20/26		40,238	36,389,272
# 1.200%, 04/27/26		9,600	8,738,082
Royal Bank of Canada, Floating Rate Note, SOFR + 0.300%, FRN
(r) 5.138%, 01/19/24		1,769	1,764,114
Royal Schiphol Group NV
2.000%, 10/05/26	EUR	3,750	3,939,156
Royalty Pharma PLC
1.200%, 09/02/25		10,303	9,394,471
Ryder System, Inc.
# 3.875%, 12/01/23		290	287,459
2.500%, 09/01/24		8,500	8,203,428
4.625%, 06/01/25		4,800	4,759,440
3.350%, 09/01/25		4,300	4,137,127
4.300%, 06/15/27		400	391,127
Sandvik AB
3.000%, 06/18/26	EUR	300	325,753
Santander Holdings USA, Inc.
3.450%, 06/02/25		2,625	2,488,462
SAP SE
0.125%, 05/18/26	EUR	2,200	2,217,937
SBAB Bank AB
1.875%, 12/10/25	EUR	6,250	6,586,830
Schlumberger Finance BV
0.000%, 10/15/24	EUR	4,473	4,689,537
1.375%, 10/28/26	EUR	8,200	8,435,729

53

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Schlumberger Finance France SAS
1.000%, 02/18/26	EUR	1,000	$1,030,776
Sempra Energy
3.300%, 04/01/25		17,708	17,193,230
Shell International Finance BV
1.875%, 09/15/25	EUR	7,500	8,021,400
Siemens Financieringsmaatschappij NV
0.000%, 09/05/24	EUR	1,180	1,247,180
1.000%, 02/20/25	GBP	5,000	5,876,922
2.250%, 03/10/25	EUR	4,600	4,971,515
0.000%, 02/20/26	EUR	1,900	1,921,344
0.375%, 06/05/26	EUR	4,000	4,049,176
0.625%, 02/25/27	EUR	5,000	5,013,272
Simon Property Group LP
2.000%, 09/13/24		14,000	13,385,117
3.500%, 09/01/25		22,000	21,244,626
Skandinaviska Enskilda Banken AB
0.050%, 07/01/24	EUR	900	950,188
4.000%, 11/09/26	EUR	4,750	5,211,228
1.750%, 11/11/26	EUR	1,500	1,543,125
Sky Ltd.
1.875%, 11/24/23	EUR	8,300	9,068,602
2.250%, 11/17/25	EUR	2,580	2,757,889
2.500%, 09/15/26	EUR	10,366	11,088,655
6.000%, 05/21/27	GBP	450	589,916
Societe Generale SA
Ω 4.250%, 09/14/23		500	495,188
Ω 2.625%, 10/16/24		2,000	1,901,762
1.125%, 01/23/25	EUR	100	105,113
#Ω 1.375%, 07/08/25		6,600	6,045,065
0.125%, 02/24/26	EUR	3,200	3,177,119
#Ω 4.000%, 01/12/27		4,000	3,788,906
Solvay Finance America LLC
Ω 4.450%, 12/03/25		4,000	3,927,926
Southwestern Electric Power Co.
1.650%, 03/15/26		36,989	33,891,138
SpareBank 1 SMN
3.125%, 12/22/25	EUR	2,969	3,204,116
Spectra Energy Partners LP
3.500%, 03/15/25		5,800	5,635,114
Standard Chartered PLC
4.050%, 04/12/26		8,744	8,489,934
Statkraft AS
1.125%, 03/20/25	EUR	1,040	1,095,586
Statnett SF
0.875%, 03/08/25	EUR	3,500	3,661,659

		Face Amount^ (000)	Value†
Steel Dynamics, Inc.
2.800%, 12/15/24		3,500	$3,356,259
Stockland Trust
1.625%, 04/27/26	EUR	1,250	1,253,178
Stryker Corp.
3.375%, 11/01/25		13,323	12,907,040
Sumitomo Mitsui Financial Group, Inc.
0.465%, 05/30/24	EUR	4,000	4,248,752
2.696%, 07/16/24		9,364	9,073,046
1.474%, 07/08/25		7,000	6,465,461
0.948%, 01/12/26		20,971	18,812,001
1.546%, 06/15/26	EUR	6,680	6,846,182
2.632%, 07/14/26		16,000	14,951,087
Sumitomo Mitsui Trust Bank Ltd.
Ω 2.550%, 03/10/25		11,800	11,247,857
Suncorp-Metway Ltd., Floating Rate Note, 3M Swap + 0.780%, FRN
(r) 4.456%, 01/25/27	AUD	3,670	2,405,872
Svenska Handelsbanken AB
0.375%, 07/03/23	EUR	2,050	2,247,782
1.000%, 04/15/25	EUR	2,670	2,802,785
Swedbank AB
Ω 0.600%, 09/25/23		7,575	7,421,697
0.750%, 05/05/25	EUR	1,250	1,294,799
3.750%, 11/14/25	EUR	6,000	6,599,661
0.250%, 11/02/26	EUR	2,200	2,138,263
Telefonica Emisiones SA
5.375%, 02/02/26	GBP	4,000	5,031,596
Telenor ASA
0.000%, 09/25/23	EUR	400	434,657
2.625%, 12/06/24	EUR	1,000	1,084,843
Telstra Corp. Ltd.
3.125%, 04/07/25		577	560,725
1.125%, 04/14/26	EUR	2,000	2,056,896
TenneT Holding BV
1.000%, 06/13/26	EUR	3,800	3,933,233
1.625%, 11/17/26	EUR	4,000	4,214,020
Thermo Fisher Scientific Finance I BV
0.000%, 11/18/23	EUR	3,267	3,535,175
0.000%, 11/18/25	EUR	7,080	7,159,583
Thermo Fisher Scientific, Inc.
0.750%, 09/12/24	EUR	2,200	2,334,535
0.125%, 03/01/25	EUR	22,600	23,441,545
1.400%, 01/23/26	EUR	3,400	3,550,829
Toronto-Dominion Bank
0.750%, 01/06/26		32,440	29,147,074
1.200%, 06/03/26		115,958	103,476,069

54

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Toronto-Dominion Bank , Floating Rate Note, 3M Swap + 1.000%, FRN
(r) 4.653%, 07/10/24	AUD	7,200	$4,772,544
TotalEnergies Capital International SA
2.875%, 11/19/25	EUR	4,700	5,154,280
2.500%, 03/25/26	EUR	3,000	3,244,533
1.660%, 07/22/26	GBP	1,700	1,946,967
Toyota Finance Australia Ltd.
0.250%, 04/09/24	EUR	4,500	4,811,471
2.004%, 10/21/24	EUR	3,870	4,173,797
0.064%, 01/13/25	EUR	3,000	3,113,832
Toyota Motor Corp.
1.339%, 03/25/26		4,138	3,809,666
Toyota Motor Credit Corp.
0.625%, 09/13/24		13,300	12,595,160
3.000%, 04/01/25		4,847	4,708,830
0.750%, 11/19/26	GBP	4,983	5,432,346
Toyota Motor Finance Netherlands BV
0.000%, 10/27/25	EUR	3,010	3,046,952
0.750%, 12/19/25	GBP	9,500	10,756,026
Traton Finance Luxembourg SA
4.125%, 01/18/25	EUR	5,500	6,059,725
Treasury Corp. of Victoria
0.500%, 11/20/25	AUD	27,400	16,840,851
Truist Financial Corp.
2.850%, 10/26/24		4,000	3,849,393
U.S. Bancorp
0.850%, 06/07/24	EUR	19,500	20,512,363
UBS AG
0.010%, 03/31/26	EUR	5,320	5,220,941
UBS Group AG
Ω 4.125%, 09/24/25		17,000	16,377,931
# 4.125%, 09/24/25		21,000	20,231,562
# 4.125%, 04/15/26		4,000	3,827,814
Ω 4.125%, 04/15/26		2,700	2,583,774
1.250%, 09/01/26	EUR	1,180	1,169,896
Unedic Asseo
2.375%, 05/25/24	EUR	2,400	2,615,021
Unilever Finance Netherlands BV
0.750%, 02/28/26	EUR	3,895	4,011,392
United Overseas Bank Ltd., Floating Rate Note, 3M Swap + 0.350%, FRN
(r) 3.825%, 05/20/24	AUD	2,500	1,651,562
United Parcel Service, Inc.
1.625%, 11/15/25	EUR	1,000	1,055,696
Utah Acquisition Sub, Inc.
2.250%, 11/22/24	EUR	11,076	11,866,947

		Face Amount^ (000)	Value†
3.950%, 06/15/26		6,500	$6,219,185
Vattenfall AB
3.250%, 04/18/24	EUR	2,461	2,708,094
Ventas Realty LP
3.500%, 04/15/24		1,000	978,187
2.650%, 01/15/25		5,000	4,751,114
3.500%, 02/01/25		5,900	5,700,861
VeriSign, Inc.
5.250%, 04/01/25		750	753,184
Verizon Communications, Inc.
3.376%, 02/15/25		3,000	2,935,086
1.450%, 03/20/26		21,566	19,866,554
VF Corp.
2.400%, 04/23/25		13,632	12,887,920
Viatris, Inc.
1.650%, 06/22/25		1,120	1,032,642
Vinci SA
2.250%, 03/15/27	GBP	4,600	5,266,307
VMware, Inc.
1.400%, 08/15/26		8,409	7,508,781
Volkswagen Financial Services AG
1.375%, 10/16/23	EUR	5,000	5,456,126
0.000%, 02/12/25	EUR	9,900	10,170,702
Volkswagen Financial Services NV
1.625%, 02/10/24	GBP	3,300	4,027,660
Volkswagen Group of America Finance LLC
Ω 2.850%, 09/26/24		1,000	969,573
Volkswagen Leasing GmbH
0.000%, 07/19/24	EUR	13,260	13,954,755
Volvo Treasury AB
0.125%, 09/17/24	EUR	500	525,323
0.625%, 02/14/25	EUR	6,200	6,495,003
1.625%, 05/26/25	EUR	6,770	7,178,778
1.625%, 09/18/25	EUR	4,680	4,937,726
2.625%, 02/20/26	EUR	10,000	10,786,504
2.000%, 08/19/27	EUR	6,700	6,939,341
Vornado Realty LP
3.500%, 01/15/25		2,061	1,929,013
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		2,031	1,952,392
Walt Disney Co.
1.750%, 01/13/26		6,476	6,081,664
Wells Fargo & Co.
3.184%, 02/08/24	CAD	35,750	25,952,624
0.500%, 04/26/24	EUR	1,000	1,065,987
2.125%, 06/04/24	EUR	2,000	2,162,259
3.000%, 02/19/25		9,300	8,997,918
1.625%, 06/02/25	EUR	1,000	1,050,129
3.000%, 10/23/26		11,800	11,104,817
1.375%, 10/26/26	EUR	3,150	3,179,785
1.000%, 02/02/27	EUR	1,650	1,625,075

55

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Welltower OP LLC
4.000%, 06/01/25		400	$389,914
Wendel SE
1.375%, 04/26/26	EUR	2,000	2,052,541
Western Union Co.
1.350%, 03/15/26		55,086	49,605,469
Westpac Banking Corp.
1.150%, 06/03/26		63,758	57,472,228
4.125%, 06/04/26	AUD	1,500	989,770
Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.690%, FRN
(r) 4.376%, 03/17/25	AUD	22,200	14,716,221
Westpac Banking Corp., Floating Rate Note, 3M Swap + 1.230%, FRN
(r) 4.730%, 11/11/27	AUD	5,000	3,352,882
Westpac Securities NZ Ltd.
1.099%, 03/24/26	EUR	625	637,039
Williams Cos., Inc.
4.300%, 03/04/24		5,100	5,057,887
4.000%, 09/15/25		1,538	1,506,052
Williams Cos., Inc.
3.900%, 01/15/25		9,993	9,814,074
WP Carey, Inc.
4.000%, 02/01/25		6,000	5,864,344
WRKCo, Inc.
3.750%, 03/15/25		400	389,071
4.650%, 03/15/26		1,800	1,778,367
Zimmer Biomet Holdings, Inc.
# 3.050%, 01/15/26		3,000	2,874,265

TOTAL BONDS			5,076,535,019

U.S. TREASURY OBLIGATIONS — (15.6%)
U.S. Treasury Notes
0.125%, 07/31/23		51,000	50,378,437
0.125%, 08/15/23		55,000	54,213,672
0.500%, 11/30/23		210,000	204,684,375
2.125%, 11/30/23		111,000	109,196,250
0.125%, 12/15/23		80,000	77,687,500
0.750%, 12/31/23		138,000	134,231,953
0.875%, 01/31/24		150,000	145,546,875
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200, FRN
(r) 5.331%, 01/31/25		197,000	197,383,090

TOTAL U.S. TREASURY OBLIGATIONS			973,322,152

	Face Amount^ (000)	Value†
COMMERCIAL PAPER — (2.8%)
Constellation Brands, Inc.
5.380%, 05/08/23	15,000	$14,977,671
5.380%, 05/09/23	11,000	10,981,958
Credit Agricole Corporate & Investment Bank
5.100%, 05/30/23	7,000	6,968,708
Jabil, Inc.
5.700%, 05/12/23	10,000	9,978,335
Parker-Hannifin Corp.
5.180%, 06/12/23	7,500	7,451,063
Philip Morris International, Inc.
5.080%, 07/17/23	25,000	24,715,945
UnitedHealth Group, Inc.
4.950%, 06/12/23	40,520	40,250,035
Walgreens Boots Alliance, Inc.
5.700%, 05/08/23	40,000	39,938,233
Walt Disney Co.
5.150%, 06/21/23	22,325	22,155,017
TOTAL COMMERCIAL PAPER (Cost $177,511,803)		177,416,965

TOTAL INVESTMENT SECURITIES (Cost $6,412,923,081)		6,227,274,136

	Shares	Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	2,358,871	27,285,062

TOTAL INVESTMENTS — (100.0%) (Cost $6,440,205,412)		$6,254,559,198

56

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

As of April 30, 2023, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	60,382,249	USD	39,784,052	Citibank, N.A.	05/02/23	$170,879
USD	40,484,171	AUD	60,382,249	State Street Bank and Trust	05/02/23	529,241
CAD	531,032	USD	390,110	Citibank, N.A.	05/11/23	1,909
USD	41,715,146	CAD	56,420,365	HSBC Bank	05/11/23	64,404
GBP	4,535,521	USD	5,610,326	HSBC Bank	05/15/23	91,296
GBP	1,368,983	USD	1,672,546	Bank of America Corp.	05/22/23	48,659
USD	13,879,036	NOK	147,581,566	HSBC Bank	05/22/23	17,678
GBP	6,481,866	USD	7,737,986	State Street Bank and Trust	05/22/23	411,580
USD	43,117,015	AUD	64,432,611	Bank of New York Mellon	05/25/23	440,453
USD	19,523,189	EUR	17,646,246	Barclays Capital	05/25/23	53,894
EUR	2,187,130	USD	2,392,438	Citibank, N.A.	05/25/23	20,646
USD	3,729,513	EUR	3,370,520	Citibank, N.A.	05/25/23	10,782
USD	9,952,115	EUR	9,013,576	HSBC Bank	05/25/23	7,339
USD	13,718,466	EUR	12,433,154	Bank of America Corp.	05/26/23	65
USD	86,632,696	EUR	78,495,411	HSBC Bank	05/26/23	23,011
USD	56,227,630	NOK	596,612,070	HSBC Bank	05/26/23	180,766
USD	24,336,096	CAD	32,749,447	Citibank, N.A.	07/11/23	130,536
USD	7,394,293	CAD	9,952,469	HSBC Bank	07/11/23	38,289
USD	29,869,458	CAD	39,853,223	Bank of America Corp.	07/14/23	411,715
USD	34,466,868	CAD	46,621,885	Royal Bank of Canada	07/14/23	6,029
USD	40,944,235	AUD	60,755,605	Citibank, N.A.	07/19/23	609,721
USD	13,037,730	AUD	19,344,440	Citibank, N.A.	07/20/23	194,801

Total Appreciation						$3,463,693

USD	145,920,349	EUR	133,198,604	Societe Generale	05/08/23	$(897,390)
USD	1,501,073	EUR	1,376,476	Bank of America Corp.	05/09/23	(16,239)
USD	139,476,933	EUR	131,822,128	State Street Bank and Trust	05/09/23	(5,832,725)
USD	9,501,641	GBP	7,873,923	Bank of America Corp.	05/15/23	(396,700)
USD	58,880,213	GBP	47,632,105	HSBC Bank	05/15/23	(998,299)
USD	7,031,687	GBP	5,708,965	Royal Bank of Canada	05/15/23	(145,076)
USD	3,578,311	GBP	2,873,500	State Street Bank and Trust	05/15/23	(33,978)
USD	150,608,711	EUR	141,372,824	UBS AG	05/17/23	(5,299,658)
USD	142,924,480	EUR	133,100,257	Barclays Capital	05/22/23	(3,901,825)
USD	73,196,101	GBP	60,689,465	Citibank, N.A.	05/22/23	(3,107,979)
USD	107,316	EUR	98,347	Citibank, N.A.	05/22/23	(1,173)
USD	5,381,356	GBP	4,316,674	State Street Bank and Trust	05/22/23	(45,942)
USD	145,627,012	EUR	134,455,470	HSBC Bank	05/23/23	(2,702,563)
USD	49,701,421	EUR	45,740,051	Bank of America Corp.	05/24/23	(761,247)
USD	25,071,211	EUR	22,814,196	Citibank, N.A.	05/24/23	(98,530)
USD	289,483	NZD	470,130	Citibank, N.A.	05/24/23	(1,229)
USD	23,038,749	EUR	21,019,889	State Street Bank and Trust	05/24/23	(151,426)
USD	76,867,747	EUR	69,675,286	HSBC Bank	05/25/23	(5,751)
USD	78,920,065	GBP	63,415,384	State Street Bank and Trust	05/25/23	(816,254)
USD	2,673,843	EUR	2,433,427	State Street Bank and Trust	05/26/23	(11,133)
USD	6,129,686	EUR	5,571,287	UBS AG	05/26/23	(17,519)
USD	147,939,242	EUR	134,159,882	State Street Bank and Trust	05/30/23	(122,239)
USD	39,836,857	AUD	60,382,249	Citibank, N.A.	06/02/23	(170,788)
USD	22,155,256	CAD	30,076,845	State Street Bank and Trust	07/11/23	(74,948)
USD	1,893,229	AUD	2,866,163	Bank of America Corp.	07/20/23	(9,640)
USD	3,171,465	AUD	4,786,684	Citibank, N.A.	07/20/23	(6,453)

Total (Depreciation)						$(25,626,704)

Total Appreciation (Depreciation)						$(22,163,011)

57

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$5,076,535,019	—	$5,076,535,019
U.S. Treasury Obligations	—	973,322,152	—	973,322,152
Commercial Paper	—	177,416,965	—	177,416,965
Securities Lending Collateral	—	27,285,062	—	27,285,062
Forward Currency Contracts**	—	(22,163,011)	—	(22,163,011)

TOTAL	—	$6,232,396,187	—	$6,232,396,187

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

58

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Face Amount^ (000)	Value†
AGENCY OBLIGATIONS — (0.4%)
Federal National Mortgage Association
0.375%, 08/25/25		5,750	$5,287,041

BONDS — (91.8%)
3M Co.
# 2.375%, 08/26/29		6,900	6,175,956
# 5.700%, 03/15/37		2,000	2,207,244
7-Eleven, Inc.
Ω 1.800%, 02/10/31		5,000	4,000,343
Ω 2.500%, 02/10/41		4,900	3,349,874
Advance Auto Parts, Inc.
3.500%, 03/15/32		950	819,294
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.400%, 10/29/33		4,000	3,214,092
3.850%, 10/29/41		1,000	751,056
Aetna, Inc.
6.750%, 12/15/37		1,000	1,115,658
Affiliated Managers Group, Inc.
3.300%, 06/15/30		5,200	4,510,508
African Development Bank
1.100%, 12/16/26	AUD	3,700	2,224,670
3.300%, 07/27/27	AUD	7,300	4,715,854
Albemarle Corp.
5.050%, 06/01/32		2,000	1,928,749
Alimentation Couche-Tard, Inc.
Ω 3.439%, 05/13/41		650	484,224
Allegion PLC
3.500%, 10/01/29		3,800	3,474,937
Allstate Corp.
5.350%, 06/01/33		1,900	1,944,307
Altria Group, Inc.
3.400%, 05/06/30		2,100	1,872,076
2.450%, 02/04/32		6,200	4,931,554
Amcor Flexibles North America, Inc.
2.630%, 06/19/30		375	316,742
Amdocs Ltd.
2.538%, 06/15/30		1,600	1,364,289
Amgen, Inc.
2.300%, 02/25/31		7,100	6,015,345
4.950%, 10/01/41		1,200	1,139,875
Amphenol Corp.
2.800%, 02/15/30		5,600	5,015,035

		Face Amount^ (000)	Value†
ANZ New Zealand International Ltd.
#Ω 3.450%, 07/17/27		1,000	$952,869
Aon Corp.
3.750%, 05/02/29		9,775	9,370,055
2.800%, 05/15/30		900	792,207
Appalachian Power Co.
7.000%, 04/01/38		1,200	1,414,425
Apple, Inc.
2.200%, 09/11/29		5,000	4,498,555
ArcelorMittal SA
# 4.250%, 07/16/29		2,447	2,334,142
Arizona Public Service Co.
2.200%, 12/15/31		7,500	6,030,725
Arrow Electronics, Inc.
3.875%, 01/12/28		5,330	5,019,085
Ashtead Capital, Inc.
Ω 2.450%, 08/12/31		2,000	1,592,002
Ω 5.500%, 08/11/32		4,600	4,543,549
Asian Development Bank
3.400%, 09/10/27	AUD	4,800	3,129,592
4.250%, 01/17/28	AUD	5,000	3,372,466
Asian Infrastructure Investment Bank
1.900%, 01/18/27	AUD	2,000	1,225,803
Assurant, Inc.
2.650%, 01/15/32		6,000	4,576,925
AT&T, Inc.
4.500%, 05/15/35		2,000	1,883,008
4.900%, 08/15/37		2,000	1,939,010
Australia & New Zealand Banking Group Ltd.
0.750%, 09/29/26	EUR	143	142,904
AvalonBay Communities, Inc.
# 2.450%, 01/15/31		3,000	2,563,524
Avnet, Inc.
3.000%, 05/15/31		8,245	6,729,217
AXIS Specialty Finance PLC
4.000%, 12/06/27		4,280	4,143,880
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27		9,170	8,718,879
3.138%, 11/07/29		2,000	1,816,729
Banco Santander SA
3.800%, 02/23/28		5,800	5,409,813
3.490%, 05/28/30		600	532,181

59

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Bank of Nova Scotia
2.450%, 02/02/32		6,800	$5,653,253
BAT Capital Corp.
4.906%, 04/02/30		8,600	8,302,147
4.390%, 08/15/37		1,200	979,033
Bayer U.S. Finance II LLC
Ω 4.375%, 12/15/28		7,000	6,791,985
Berkshire Hathaway Finance Corp.
1.450%, 10/15/30		4,231	3,522,887
Best Buy Co., Inc.
4.450%, 10/01/28		4,400	4,376,260
Biogen, Inc.
2.250%, 05/01/30		3,400	2,893,190
Black Hills Corp.
4.350%, 05/01/33		8,837	8,186,170
BlackRock, Inc.
1.900%, 01/28/31		2,480	2,081,138
BMW U.S. Capital LLC
Ω 4.150%, 04/09/30		4,000	3,951,497
BNG Bank NV
3.500%, 07/19/27	AUD	1,980	1,289,613
BNP Paribas SA
#Ω 3.500%, 11/16/27		8,631	8,107,879
Boardwalk Pipelines LP
3.600%, 09/01/32		150	130,938
Boeing Co.
2.950%, 02/01/30		1,800	1,597,726
6.125%, 02/15/33		3,335	3,545,205
3.600%, 05/01/34		2,600	2,236,333
3.250%, 02/01/35		300	245,456
Booking Holdings, Inc.
4.625%, 04/13/30		4,900	4,926,429
BP Capital Markets America, Inc.
1.749%, 08/10/30		1,400	1,175,473
2.721%, 01/12/32		1,800	1,574,858
3.060%, 06/17/41		9,200	7,174,342
BPCE SA
Ω 2.700%, 10/01/29		2,000	1,763,067
Bpifrance
0.625%, 05/25/26	EUR	10,000	10,238,198
Bristol-Myers Squibb Co.
4.125%, 06/15/39		4,500	4,216,751
Brixmor Operating Partnership LP
2.500%, 08/16/31		1,833	1,441,625
Broadcom, Inc.
4.300%, 11/15/32		2,800	2,567,325
Ω 3.419%, 04/15/33		600	504,984
Ω 3.137%, 11/15/35		4,900	3,793,385
Brookfield Finance, Inc.
4.350%, 04/15/30		2,000	1,894,808
2.724%, 04/15/31		4,000	3,358,429

		Face Amount^ (000)	Value†
Bunge Ltd. Finance Corp.
3.750%, 09/25/27		2,041	$1,967,588
Camden Property Trust
2.800%, 05/15/30		1,600	1,393,659
Canadian Imperial Bank of Commerce
# 3.600%, 04/07/32		2,000	1,844,340
Canadian Natural Resources Ltd.
5.850%, 02/01/35		2,000	2,016,005
Cargill, Inc.
Ω 2.125%, 04/23/30		3,270	2,803,427
Carrier Global Corp.
3.377%, 04/05/40		1,971	1,534,684
Cboe Global Markets, Inc.
1.625%, 12/15/30		200	161,680
CDP Financial, Inc.
1.125%, 04/06/27	EUR	4,500	4,562,760
Charles Schwab Corp.
2.750%, 10/01/29		3,000	2,593,015
# 4.625%, 03/22/30		5,000	4,906,943
Chevron Corp.
2.954%, 05/16/26		3,000	2,910,464
Choice Hotels International, Inc.
3.700%, 12/01/29		1,580	1,433,381
Chubb Corp.
6.500%, 05/15/38		500	581,145
Cigna Group
4.375%, 10/15/28		4,600	4,568,680
2.400%, 03/15/30		3,866	3,352,116
2.375%, 03/15/31		1,000	847,497
3.200%, 03/15/40		1,070	842,700
Citigroup, Inc.
8.125%, 07/15/39		4,866	6,289,081
5.875%, 01/30/42		3,000	3,199,502
CNO Financial Group, Inc.
5.250%, 05/30/29		3,750	3,569,219
Comcast Corp.
4.250%, 10/15/30		1,000	990,358
# 4.250%, 01/15/33		2,166	2,119,765
7.050%, 03/15/33		3,437	4,078,822
4.400%, 08/15/35		3,250	3,187,207
Comerica, Inc.
4.000%, 02/01/29		700	598,656
Commonwealth Bank of Australia
2.400%, 01/14/27	AUD	5,000	3,096,464
5.000%, 01/13/28	AUD	850	578,361
#Ω 1.875%, 09/15/31		2,300	1,906,276
Conagra Brands, Inc.
5.300%, 11/01/38		6,600	6,518,748
ConocoPhillips
5.900%, 10/15/32		6,600	7,336,438

60

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Consolidated Edison Co. of New York, Inc.
6.750%, 04/01/38		1,300	$1,515,309
5.500%, 12/01/39		1,400	1,420,476
5.700%, 06/15/40		294	303,527
Constellation Energy Generation LLC
5.600%, 06/15/42		568	561,614
Cooperatieve Rabobank UA
1.250%, 03/23/26	EUR	8,000	8,310,004
Cox Communications, Inc.
Ω 4.800%, 02/01/35		3,797	3,508,498
Ω 4.700%, 12/15/42		1,000	860,432
Credit Agricole SA
3.875%, 04/15/24		78	76,709
CRH America Finance, Inc.
Ω 3.950%, 04/04/28		1,280	1,237,381
Danske Bank AS
Ω 4.375%, 06/12/28		6,000	5,684,572
Deere & Co.
5.375%, 10/16/29		250	266,392
Dell International LLC/EMC Corp.
Ω 3.375%, 12/15/41		5,000	3,549,305
Devon Energy Corp.
4.750%, 05/15/42		8,000	7,028,540
Diageo Capital PLC
2.375%, 10/24/29		7,400	6,572,944
Dominion Energy, Inc.
4.900%, 08/01/41		5,755	5,289,895
Dow Chemical Co.
5.250%, 11/15/41		8,000	7,813,981
DuPont de Nemours, Inc.
5.319%, 11/15/38		5,000	5,054,794
Eagle Materials, Inc.
2.500%, 07/01/31		600	488,955
Eastman Chemical Co.
4.800%, 09/01/42		2,000	1,769,985
Eaton Corp.
4.000%, 11/02/32		12,331	11,848,372
EIDP, Inc.
2.300%, 07/15/30		1,225	1,057,056
Elevance Health, Inc.
4.101%, 03/01/28		5,000	4,926,057
2.250%, 05/15/30		3,616	3,109,102
Enel Finance International NV
#Ω 3.500%, 04/06/28		4,000	3,739,401
Enexis Holding NV
0.875%, 04/28/26	EUR	700	717,988
Enterprise Products Operating LLC
6.875%, 03/01/33		2,035	2,336,628
6.650%, 10/15/34		1,500	1,664,461

		Face Amount^ (000)	Value†
EOG Resources, Inc.
4.375%, 04/15/30		7,143	$7,164,194
ERP Operating LP
1.850%, 08/01/31		2,000	1,610,618
Estee Lauder Cos., Inc.
2.600%, 04/15/30		145	130,319
European Investment Bank
3.300%, 02/03/28	AUD	1,931	1,252,694
Expedia Group, Inc.
3.250%, 02/15/30		53	46,578
Fairfax Financial Holdings Ltd.
Ω 5.625%, 08/16/32		950	940,405
FedEx Corp.
4.900%, 01/15/34		3,588	3,578,823
Fidelity National Financial, Inc.
3.400%, 06/15/30		8,900	7,875,873
2.450%, 03/15/31		1,000	816,257
Fidelity National Information Services, Inc.
# 5.100%, 07/15/32		3,500	3,447,261
Flex Ltd.
4.875%, 06/15/29		2,389	2,317,390
4.875%, 05/12/30		2,500	2,436,100
Flowserve Corp.
2.800%, 01/15/32		9,600	7,763,214
FMR LLC
Ω 4.950%, 02/01/33		8,555	8,210,088
Fortune Brands Innovations, Inc.
3.250%, 09/15/29		3,900	3,495,450
Fox Corp.
5.476%, 01/25/39		5,600	5,307,180
GATX Corp.
3.500%, 06/01/32		1,050	931,578
General Motors Co.
5.000%, 04/01/35		1,350	1,231,474
Georgia-Pacific LLC
7.750%, 11/15/29		4,760	5,587,186
Ω 2.300%, 04/30/30		7,000	6,058,821
Gilead Sciences, Inc.
2.600%, 10/01/40		3,786	2,792,735
GlaxoSmithKline Capital, Inc.
3.875%, 05/15/28		1,600	1,580,701
Glencore Funding LLC
#Ω 2.850%, 04/27/31		5,600	4,729,769
Global Payments, Inc.
4.450%, 06/01/28		1,071	1,028,764
Goldman Sachs Group, Inc.
# 6.125%, 02/15/33		6,200	6,736,496
Halliburton Co.
6.700%, 09/15/38		5,400	6,012,215
7.450%, 09/15/39		1,000	1,178,699

61

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω 2.200%, 06/01/30		3,500	$2,938,377
Healthcare Realty Holdings LP
2.000%, 03/15/31		400	312,343
Hess Corp.
5.600%, 02/15/41		2,000	1,944,616
Home Depot, Inc.
# 5.875%, 12/16/36		2,675	3,017,183
3.300%, 04/15/40		3,600	3,000,606
HP, Inc.
3.400%, 06/17/30		8,200	7,267,097
HSBC Holdings PLC
4.950%, 03/31/30		3,556	3,508,358
ING Groep NV
3.950%, 03/29/27		6,550	6,290,682
4.550%, 10/02/28		206	201,792
Intel Corp.
# 4.000%, 12/15/32		1,000	952,227
4.600%, 03/25/40		1,700	1,599,132
2.800%, 08/12/41		3,000	2,177,202
5.625%, 02/10/43		750	769,705
Inter-American Development Bank
3.100%, 02/22/28	AUD	2,000	1,281,008
Inter-American Investment Corp.
2.300%, 02/17/27	AUD	1,500	925,747
Intercontinental Exchange, Inc.
2.650%, 09/15/40		7,000	5,130,090
International Business Machines Corp.
3.300%, 01/27/27		1,726	1,663,038
3.500%, 05/15/29		29	27,211
1.950%, 05/15/30		2,800	2,361,331
4.150%, 05/15/39		2,300	2,040,973
2.850%, 05/15/40		2,000	1,482,915
International Finance Corp.
4.450%, 05/14/27	AUD	5,000	3,401,619
International Flavors & Fragrances, Inc.
Ω 3.268%, 11/15/40		8,500	6,066,933
Interstate Power & Light Co.
2.300%, 06/01/30		2,228	1,883,649
Intesa Sanpaolo SpA
Ω 3.875%, 07/14/27		4,000	3,638,296
Ω 4.000%, 09/23/29		1,500	1,331,768
Jabil, Inc.
3.600%, 01/15/30		3,995	3,675,739

		Face Amount^ (000)	Value†
3.000%, 01/15/31		5,767	$4,918,224
Jackson Financial, Inc.
# 5.670%, 06/08/32		2,000	1,980,666
Jefferies Financial Group, Inc.
2.625%, 10/15/31		1,500	1,208,694
Johnson & Johnson
1.300%, 09/01/30		2,825	2,370,963
# 4.950%, 05/15/33		3,800	4,139,576
# 4.375%, 12/05/33		4,334	4,487,782
2.100%, 09/01/40		9,000	6,543,334
Juniper Networks, Inc.
3.750%, 08/15/29		7,000	6,585,091
Kellogg Co.
7.450%, 04/01/31		700	810,161
Kemper Corp.
# 2.400%, 09/30/30		5,500	4,433,192
3.800%, 02/23/32		3,100	2,680,016
Kimco Realty OP LLC
# 4.600%, 02/01/33		2,500	2,362,984
Kinder Morgan Energy Partners LP
6.500%, 09/01/39		1,565	1,659,823
Kinder Morgan, Inc.
5.300%, 12/01/34		5,000	4,913,812
Kommunalbanken AS
3.000%, 12/09/26	AUD	1,000	643,132
4.350%, 01/18/28	AUD	1,300	874,778
Kroger Co.
# 7.500%, 04/01/31		6,725	7,824,624
Lam Research Corp.
4.000%, 03/15/29		1,600	1,577,341
Landwirtschaftliche Rentenbank
2.600%, 03/23/27	AUD	4,000	2,541,804
4.000%, 01/19/28	AUD	2,360	1,574,619
Lazard Group LLC
4.500%, 09/19/28		7,000	6,740,552
Lear Corp.
3.500%, 05/30/30		3,595	3,202,140
Leggett & Platt, Inc.
4.400%, 03/15/29		6,200	6,037,298
Lincoln National Corp.
3.050%, 01/15/30		4,692	3,831,655
# 3.400%, 01/15/31		60	48,318
3.400%, 03/01/32		1,200	945,313
Lloyds Banking Group PLC
4.375%, 03/22/28		4,000	3,865,811
Lockheed Martin Corp.
4.500%, 05/15/36		2,450	2,442,517
Loews Corp.
6.000%, 02/01/35		1,900	2,051,366
LSEGA Financing PLC
Ω 2.500%, 04/06/31		5,000	4,298,260
Ω 3.200%, 04/06/41		2,700	2,078,840

62

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
LYB International Finance III LLC
3.375%, 10/01/40		9,500	$7,025,149
Manitoba, Province of Canada
3.750%, 06/09/26	AUD	3,000	1,972,167
3.600%, 08/17/27	AUD	2,000	1,301,988
Markel Corp.
3.350%, 09/17/29		7,000	6,427,850
Marriott International, Inc.
2.750%, 10/15/33		3,000	2,434,513
Mars, Inc.
#Ω 3.600%, 04/01/34		9,159	8,395,249
Marsh & McLennan Cos., Inc.
4.375%, 03/15/29		1,762	1,751,092
2.250%, 11/15/30		7,900	6,744,966
2.375%, 12/15/31		65	54,352
5.875%, 08/01/33		2,500	2,718,290
Mercedes-Benz Finance North America LLC
8.500%, 01/18/31		4,788	6,098,733
Merck Sharp & Dohme Corp.
6.400%, 03/01/28		1,091	1,195,350
MetLife, Inc.
# 6.500%, 12/15/32		300	338,378
5.700%, 06/15/35		7,200	7,669,815
Micron Technology, Inc.
4.663%, 02/15/30		4,334	4,153,158
3.366%, 11/01/41		3,200	2,263,694
Microsoft Corp.
3.500%, 02/12/35		16,000	15,284,456
4.200%, 11/03/35		3,750	3,821,536
Mississippi Power Co.
4.250%, 03/15/42		1,200	1,034,483
Mitsubishi UFJ Financial Group, Inc.
2.048%, 07/17/30		8,750	7,190,840
3.751%, 07/18/39		3,200	2,770,360
Mizuho Financial Group, Inc.
2.839%, 09/13/26		2,000	1,860,335
Molson Coors Beverage Co.
5.000%, 05/01/42		2,000	1,897,377
Morgan Stanley
7.250%, 04/01/32		4,234	4,993,915
Morgan Stanley Domestic Holdings, Inc.
4.500%, 06/20/28		2,500	2,491,515
Mosaic Co.
4.050%, 11/15/27		4,000	3,882,964

		Face Amount^ (000)	Value†
Motorola Solutions, Inc.
4.600%, 05/23/29		5,894	$5,798,318
5.600%, 06/01/32		1,111	1,128,326
MPLX LP
4.125%, 03/01/27		1,600	1,562,067
4.500%, 04/15/38		5,610	5,036,399
National Australia Bank Ltd.
4.950%, 11/25/27	AUD	11,550	7,845,325
National Fuel Gas Co.
2.950%, 03/01/31		3,300	2,672,860
Nederlandse Waterschapsbank NV
3.150%, 09/02/26	AUD	3,320	2,151,706
3.500%, 07/20/27	AUD	2,300	1,500,039
NetApp, Inc.
2.700%, 06/22/30		3,600	3,110,144
Newmont Corp.
5.875%, 04/01/35		5,000	5,272,429
Nomura Holdings, Inc.
3.103%, 01/16/30		7,625	6,529,831
2.679%, 07/16/30		2,000	1,643,317
Nordea Bank Abp
0.500%, 05/14/27	EUR	2,000	1,953,083
Northern Trust Corp.
1.950%, 05/01/30		9,100	7,697,317
NOV, Inc.
3.950%, 12/01/42		1,359	1,012,215
Nucor Corp.
3.950%, 05/01/28		6,000	5,846,273
2.700%, 06/01/30		3,100	2,735,129
3.125%, 04/01/32		580	515,373
NVIDIA Corp.
3.500%, 04/01/40		1,600	1,377,852
OP Corporate Bank PLC
4.125%, 04/18/27	EUR	7,000	7,816,600
Oracle Corp.
# 3.250%, 11/15/27		1,799	1,696,007
3.250%, 05/15/30		2,966	2,663,664
3.600%, 04/01/40		4,000	3,106,109
ORIX Corp.
# 2.250%, 03/09/31		1,500	1,244,717
4.000%, 04/13/32		2,500	2,324,274
Owens Corning
3.875%, 06/01/30		4,900	4,601,414
Paramount Global
# 4.200%, 05/19/32		1,690	1,454,365
PayPal Holdings, Inc.
# 4.400%, 06/01/32		5,000	4,907,141
PerkinElmer, Inc.
3.300%, 09/15/29		1,500	1,359,240
Philip Morris International, Inc.
2.100%, 05/01/30		3,800	3,193,173
Phillips 66
2.150%, 12/15/30		2,200	1,835,647

63

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
PNC Financial Services Group, Inc.
3.450%, 04/23/29		150	$138,683
PPG Industries, Inc.
2.800%, 08/15/29		5,500	4,961,637
2.550%, 06/15/30		4,000	3,472,879
Primerica, Inc.
2.800%, 11/19/31		5,950	5,020,522
Progress Energy, Inc.
6.000%, 12/01/39		5,010	5,191,567
Progressive Corp.
3.000%, 03/15/32		200	179,949
6.250%, 12/01/32		900	1,013,906
Prologis Euro Finance LLC
0.250%, 09/10/27	EUR	300	283,629
Prologis LP
4.625%, 01/15/33		8,000	7,970,410
Prudential Financial, Inc.
3.878%, 03/27/28		2,856	2,787,236
5.750%, 07/15/33		3,625	3,892,852
3.000%, 03/10/40		600	457,511
Prudential Funding Asia PLC
3.125%, 04/14/30		3,600	3,239,468
3.625%, 03/24/32		2,750	2,509,389
PulteGroup, Inc.
6.375%, 05/15/33		1,100	1,172,977
QUALCOMM, Inc.
2.150%, 05/20/30		7,717	6,749,964
4.650%, 05/20/35		400	403,406
Ralph Lauren Corp.
# 2.950%, 06/15/30		600	541,209
Rayonier LP
2.750%, 05/17/31		3,500	2,910,747
Raytheon Technologies Corp.
4.450%, 11/16/38		200	190,453
4.875%, 10/15/40		4,000	3,913,641
Realty Income Corp.
5.625%, 10/13/32		2,600	2,692,711
2.850%, 12/15/32		2,067	1,724,723
1.800%, 03/15/33		4,600	3,429,585
Reinsurance Group of America, Inc.
3.950%, 09/15/26		2,357	2,283,351
3.150%, 06/15/30		1,200	1,054,422
Rio Tinto Finance USA Ltd.
7.125%, 07/15/28		2,120	2,395,938
Royal Bank of Canada
3.875%, 05/04/32		2,000	1,872,553
5.000%, 02/01/33		6,000	6,040,786
Royalty Pharma PLC
3.300%, 09/02/40		4,450	3,246,598

		Face Amount^ (000)	Value†
Schlumberger Holdings Corp.
Ω 4.300%, 05/01/29		1,000	$976,268
Schlumberger Investment SA
2.650%, 06/26/30		550	493,845
Siemens Financieringsmaatschappij NV
Ω 6.125%, 08/17/26		80	84,744
Simon Property Group LP
2.650%, 07/15/30		3,800	3,264,412
2.250%, 01/15/32		3,967	3,157,730
Societe Generale SA
Ω 3.000%, 01/22/30		5,400	4,546,909
Southwest Gas Corp.
2.200%, 06/15/30		5,700	4,721,338
Stanley Black & Decker, Inc.
# 3.000%, 05/15/32		7,000	5,942,012
Steel Dynamics, Inc.
3.250%, 01/15/31		6,080	5,417,363
Stellantis Finance US, Inc.
Ω 2.691%, 09/15/31		9,099	7,411,093
STORE Capital Corp.
2.750%, 11/18/30		4,000	2,980,997
Sumitomo Mitsui Financial Group, Inc.
1.546%, 06/15/26	EUR	200	204,976
3.544%, 01/17/28		3,100	2,907,811
3.040%, 07/16/29		3,000	2,684,073
# 2.222%, 09/17/31		6,227	5,052,446
Suncor Energy, Inc.
5.950%, 12/01/34		6,600	6,852,623
6.500%, 06/15/38		1,000	1,077,243
Svenska Handelsbanken AB
3.750%, 11/01/27	EUR	16,000	17,643,983
Swedbank AB
1.300%, 02/17/27	EUR	1,000	987,926
Tapestry, Inc.
3.050%, 03/15/32		1,762	1,459,159
Telefonica Europe BV
8.250%, 09/15/30		6,875	8,095,188
T-Mobile USA, Inc.
4.375%, 04/15/40		450	404,181
3.000%, 02/15/41		8,500	6,318,915
Toronto-Dominion Bank
2.000%, 09/10/31		2,778	2,250,973
3.200%, 03/10/32		5,000	4,435,625
4.456%, 06/08/32		4,909	4,735,705
TotalEnergies Capital International SA
2.829%, 01/10/30		4,000	3,657,118

64

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
TotalEnergies Capital SA
3.883%, 10/11/28		4,528	$4,466,257
Toyota Motor Credit Corp.
3.050%, 01/11/28		7,000	6,653,822
TransCanada PipeLines Ltd.
4.625%, 03/01/34		7,145	6,797,224
Union Pacific Corp.
3.375%, 02/14/42		250	207,229
United Parcel Service, Inc.
6.200%, 01/15/38		1,600	1,838,593
# 5.200%, 04/01/40		5,260	5,491,128
4.875%, 11/15/40		907	910,426
UnitedHealth Group, Inc.
3.875%, 12/15/28		2,600	2,550,759
4.625%, 07/15/35		5,250	5,298,936
2.750%, 05/15/40		1,200	921,303
Unum Group
4.000%, 06/15/29		2,875	2,762,446
Valero Energy Corp.
7.500%, 04/15/32		4,400	5,066,346
6.625%, 06/15/37		2,300	2,523,778
Ventas Realty LP
3.000%, 01/15/30		3,400	2,949,922
Verizon Communications, Inc.
4.500%, 08/10/33		100	96,611
4.812%, 03/15/39		5,000	4,793,951
VF Corp.
# 2.950%, 04/23/30		6,945	5,886,141
Viatris, Inc.
3.850%, 06/22/40		5,350	3,694,622
Virginia Electric & Power Co.
8.875%, 11/15/38		670	935,108
Vodafone Group PLC
7.875%, 02/15/30		7,225	8,448,458
Volvo Treasury AB
2.000%, 08/19/27	EUR	1,000	1,035,723
Vornado Realty LP
3.400%, 06/01/31		3,270	2,324,105
Walt Disney Co.
2.650%, 01/13/31		4,535	4,019,872
6.200%, 12/15/34		6,200	7,086,200
3.500%, 05/13/40		400	340,100

	Face Amount^ (000)	Value†
Wells Fargo & Co.
4.150%, 01/24/29	5,764	$5,548,436
Welltower OP LLC
# 3.100%, 01/15/30	1,200	1,055,325
2.750%, 01/15/31	7,300	6,123,581
Westlake Corp.
3.375%, 06/15/30	1,016	903,151
2.875%, 08/15/41	800	543,249
WestRock MWV LLC
8.200%, 01/15/30	3,885	4,565,064
7.950%, 02/15/31	3,112	3,613,952
Williams Cos., Inc.
8.750%, 03/15/32	4,600	5,549,386
6.300%, 04/15/40	1,000	1,055,033
WRKCo, Inc.
4.200%, 06/01/32	1,600	1,485,571

TOTAL BONDS		1,202,560,220

U.S. TREASURY OBLIGATIONS — (3.4%)
U.S. Treasury Bonds
1.750%, 08/15/41	5,000	3,636,914
U.S. Treasury Notes
0.375%, 04/30/25	3,000	2,790,000
0.250%, 05/31/25	11,750	10,871,963
0.250%, 07/31/25	3,750	3,454,541
0.250%, 08/31/25	11,000	10,108,398
2.250%, 11/15/25	5,000	4,806,836
0.375%, 11/30/25	4,500	4,121,016
2.625%, 01/31/26	5,000	4,847,461

TOTAL U.S. TREASURY OBLIGATIONS		44,637,129

TOTAL INVESTMENT SECURITIES (Cost $1,389,685,516)		1,252,484,390

	Shares
SECURITIES LENDING COLLATERAL — (4.4%)
@§ The DFA Short Term Investment Fund	4,954,256	57,305,877

TOTAL INVESTMENTS — (100.0%) (Cost $1,446,989,525)		$1,309,790,267

65

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

As of April 30, 2023, DFA Intermediate-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	266,035	AUD	398,910	Bank of America Corp.	05/22/23	$1,854
USD	2,043,856	AUD	3,032,372	HSBC Bank	05/22/23	35,642
USD	20,960,821	AUD	30,601,620	Morgan Stanley and Co. International	05/22/23	694,643
USD	251,859	AUD	375,536	State Street Bank and Trust	05/22/23	3,157
USD	2,192,154	AUD	3,238,065	UBS AG	05/22/23	47,718
USD	6,664,354	AUD	9,945,846	Bank of America Corp.	06/22/23	68,849
USD	1,374,098	AUD	2,045,449	Bank of New York Mellon	06/22/23	17,675
USD	2,907,011	AUD	4,347,224	State Street Bank and Trust	06/22/23	24,186
USD	3,176,927	AUD	4,683,744	UBS AG	06/22/23	70,941
USD	8,309,570	AUD	12,325,049	Citibank, N.A.	07/13/23	129,171

Total Appreciation						$1,093,836

USD	27,955,864	EUR	25,513,530	UBS AG	05/24/23	$(191,915)
USD	25,643,941	EUR	23,504,841	State Street Bank and Trust	05/31/23	(297,915)

Total (Depreciation)						$(489,830)

Total Appreciation (Depreciation)						$604,006

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$5,287,041	—	$5,287,041
Bonds	—	1,202,560,220	—	1,202,560,220
U.S. Treasury Obligations	—	44,637,129	—	44,637,129
Securities Lending Collateral	—	57,305,877	—	57,305,877
Forward Currency Contracts**	—	604,006	—	604,006

TOTAL	—	$1,310,394,273	—	$1,310,394,273

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

66

DFA TARGETED CREDIT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Face Amount^ (000)	Value†
BONDS — (93.1%)
AUSTRALIA — (2.3%)
ANZ New Zealand International Ltd.
Ω 3.400%, 03/19/24		4,000	$3,938,257
APA Infrastructure Ltd.
4.250%, 11/26/24	GBP	2,000	2,458,472
4.200%, 03/23/25		2,000	1,963,140
Ω 4.200%, 03/23/25		1,200	1,177,884
BHP Billiton Finance Ltd.
3.250%, 09/25/24	GBP	1,250	1,534,964
FMG Resources August 2006 Pty Ltd.
Ω 5.125%, 05/15/24		1,500	1,490,709
Glencore Finance Europe Ltd.
0.625%, 09/11/24	EUR	397	418,435
1.750%, 03/17/25	EUR	1,000	1,059,949
Glencore Funding LLC
Ω 4.625%, 04/29/24		3,400	3,366,592
Ω 1.625%, 09/01/25		1,175	1,085,019
Ω 1.625%, 04/27/26		700	634,999
Macquarie Group Ltd.
0.625%, 02/03/27	EUR	500	483,772
Westpac Securities NZ Ltd.
1.099%, 03/24/26	EUR	2,235	2,278,051

TOTAL AUSTRALIA			21,890,243

BELGIUM — (1.0%)
Belfius Bank SA
0.375%, 09/02/25	EUR	1,800	1,828,397
0.375%, 02/13/26	EUR	5,000	5,002,000
Groupe Bruxelles Lambert NV
1.875%, 06/19/25	EUR	2,000	2,125,896

TOTAL BELGIUM			8,956,293

CANADA — (4.9%)
Alimentation Couche-Tard, Inc.
1.875%, 05/06/26	EUR	5,000	5,187,692
Bank of Montreal
1.250%, 09/15/26		5,000	4,454,316
Bank of Nova Scotia
1.050%, 03/02/26		5,900	5,293,748
Brookfield Corp.
4.000%, 01/15/25		2,100	2,053,493
Canadian Imperial Bank of Commerce
1.250%, 06/22/26		7,631	6,854,781

		Face Amount^ (000)	Value†
CANADA — (Continued)
Canadian Natural Resources Ltd.
3.900%, 02/01/25		1,200	$1,174,796
Enbridge Pipelines, Inc.
3.000%, 08/10/26	CAD	3,000	2,119,895
Enbridge, Inc.
2.500%, 01/15/25		2,200	2,114,010
Magna International, Inc.
1.900%, 11/24/23	EUR	500	545,479
Royal Bank of Canada
0.875%, 01/20/26		8,000	7,234,807
Spectra Energy Partners LP
4.750%, 03/15/24		500	496,773
Toronto-Dominion Bank
2.350%, 03/08/24		2,000	1,947,844
0.375%, 04/25/24	EUR	550	586,137
1.200%, 06/03/26		7,500	6,692,686

TOTAL CANADA			46,756,457

DENMARK — (1.9%)
AP Moller - Maersk AS
1.750%, 03/16/26	EUR	5,500	5,743,200
Danske Bank AS
Ω 5.375%, 01/12/24		2,000	1,981,134
0.625%, 05/26/25	EUR	2,500	2,581,053
ISS Finance BV
1.250%, 07/07/25	EUR	2,800	2,915,505
Nykredit Realkredit AS
0.250%, 01/13/26	EUR	5,000	4,965,935

TOTAL DENMARK			18,186,827

FINLAND — (0.4%)
OP Corporate Bank PLC
0.125%, 07/01/24	EUR	3,500	3,698,413

FRANCE — (4.3%)
Banque Federative du Credit Mutuel SA
Ω 0.650%, 02/27/24		800	768,889
0.010%, 03/07/25	EUR	1,000	1,027,004
1.000%, 05/23/25	EUR	2,000	2,084,135
1.625%, 01/19/26	EUR	1,500	1,557,689
0.750%, 06/08/26	EUR	3,000	3,007,243
Banque Stellantis France SACA
0.000%, 01/22/25	EUR	2,400	2,476,542
BNP Paribas SA
Ω 3.375%, 01/09/25		2,000	1,932,203

67

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
FRANCE — (Continued)
1.250%, 03/19/25	EUR	3,400	$3,577,758
BPCE SA
1.000%, 07/15/24	EUR	700	746,671
Ω 2.375%, 01/14/25		2,300	2,173,889
0.625%, 04/28/25	EUR	2,600	2,691,927
Ω 1.000%, 01/20/26		3,000	2,702,349
1.375%, 03/23/26	EUR	1,000	1,025,499
Credit Agricole SA
0.500%, 06/24/24	EUR	800	849,641
1.000%, 09/16/24	EUR	1,000	1,059,570
LeasePlan Corp. NV
Ω 2.875%, 10/24/24		3,000	2,872,772
2.125%, 05/06/25	EUR	700	739,104
0.250%, 02/23/26	EUR	1,043	1,031,894
Societe Generale SA
Ω 2.625%, 10/16/24		800	760,705
Ω 1.375%, 07/08/25		3,600	3,297,308
0.125%, 02/24/26	EUR	2,200	2,184,270
Ω 4.000%, 01/12/27		2,000	1,894,453

TOTAL FRANCE			40,461,515

GERMANY — (5.1%)
Bayer U.S. Finance II LLC
Ω 4.250%, 12/15/25		2,800	2,745,364
Bayer U.S. Finance LLC
Ω 3.375%, 10/08/24		1,000	975,902
Commerzbank AG
1.750%, 01/22/25	GBP	600	694,950
1.125%, 06/22/26	EUR	3,000	2,979,025
Daimler Truck Finance North America LLC
Ω 3.500%, 04/07/25		4,490	4,374,141
Daimler Truck International Finance BV
1.250%, 04/06/25	EUR	4,700	4,953,182
Deutsche Bank AG
3.700%, 05/30/24		1,800	1,745,182
2.625%, 12/16/24	GBP	1,000	1,171,958
4.100%, 01/13/26		1,000	935,078
1.625%, 01/20/27	EUR	2,500	2,424,809
Fresenius Medical Care AG & Co. KGaA
3.875%, 09/20/27	EUR	1,500	1,638,190
Fresenius Medical Care U.S. Finance III, Inc.
Ω 1.875%, 12/01/26		3,280	2,876,440
Fresenius SE & Co. KGaA
1.875%, 05/24/25	EUR	2,707	2,881,533
Mercedes-Benz Finance North America LLC
Ω 1.450%, 03/02/26		5,060	4,648,585

		Face Amount^ (000)	Value†
GERMANY — (Continued)
Mercedes-Benz International Finance BV
0.250%, 11/06/23	EUR	750	$813,203
Siemens Financieringsmaatschappij NV
# 1.200%, 03/11/26		4,870	4,468,941
Volkswagen Bank GmbH
1.250%, 06/10/24	EUR	2,000	2,139,227
Volkswagen Financial Services NV
4.250%, 10/09/25	GBP	4,000	4,878,544
Volkswagen Leasing GmbH
0.375%, 07/20/26	EUR	500	491,536
ZF North America Capital, Inc.
Ω 4.750%, 04/29/25		500	488,366

TOTAL GERMANY			48,324,156

IRELAND — (0.6%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.500%, 07/15/25		5,450	5,503,167
1.750%, 01/30/26		500	448,581

TOTAL IRELAND			5,951,748

ITALY — (2.9%)
Enel Finance International NV
0.375%, 06/17/27	EUR	2,000	1,933,862
Eni SpA
0.625%, 09/19/24	EUR	1,000	1,060,892
Holding d’Infrastructures de Transport SASU
2.500%, 05/04/27	EUR	5,400	5,602,362
Intesa Sanpaolo SpA
1.000%, 07/04/24	EUR	2,000	2,131,120
Ω 3.250%, 09/23/24		800	771,118
0.625%, 02/24/26	EUR	3,800	3,802,441
Republic of Italy Government International Bond
6.875%, 09/27/23		750	753,255
2.375%, 10/17/24		1,661	1,590,285
1.250%, 02/17/26		3,500	3,143,385
Snam SpA
0.000%, 08/15/25	EUR	5,000	5,081,766
UniCredit SpA
0.325%, 01/19/26	EUR	1,750	1,751,672

TOTAL ITALY			27,622,158

68

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
JAPAN — (6.7%)
7-Eleven, Inc.
Ω 0.950%, 02/10/26		7,926	$7,164,658
Aircastle Ltd.
4.125%, 05/01/24		2,000	1,957,800
Ω 5.250%, 08/11/25		50	49,021
4.250%, 06/15/26		3,500	3,326,643
American Honda Finance Corp.
0.750%, 01/17/24	EUR	1,900	2,054,293
1.950%, 10/18/24	EUR	3,267	3,520,653
East Japan Railway Co.
2.614%, 09/08/25	EUR	2,700	2,919,734
JT International Financial Services BV
1.125%, 09/28/25	EUR	1,000	1,031,081
Mitsubishi UFJ Financial Group, Inc.
0.339%, 07/19/24	EUR	1,470	1,551,704
3.850%, 03/01/26		4,000	3,874,112
2.757%, 09/13/26		1,000	928,319
Mizuho Financial Group, Inc.
0.118%, 09/06/24	EUR	1,450	1,520,057
3.477%, 04/12/26		3,300	3,170,803
Nissan Motor Acceptance Co. LLC
Ω 1.125%, 09/16/24		500	464,881
Ω 2.000%, 03/09/26		1,500	1,321,883
Nissan Motor Co. Ltd.
#Ω 3.522%, 09/17/25		3,000	2,806,687
Nomura Holdings, Inc.
2.648%, 01/16/25		5,500	5,217,406
1.653%, 07/14/26		700	620,319
NTT Finance Corp.
0.010%, 03/03/25	EUR	580	599,790
0.082%, 12/13/25	EUR	1,000	1,011,582
Sumitomo Mitsui Financial Group, Inc.
0.948%, 01/12/26		5,200	4,664,651
1.546%, 06/15/26	EUR	1,522	1,559,864
2.632%, 07/14/26		615	574,682
Takeda Pharmaceutical Co. Ltd.
2.250%, 11/21/26	EUR	5,900	6,228,162
Toyota Finance Australia Ltd.
2.004%, 10/21/24	EUR	700	754,950
0.064%, 01/13/25	EUR	4,300	4,463,159

TOTAL JAPAN			63,356,894

LUXEMBOURG — (0.7%)
ArcelorMittal SA
# 6.125%, 06/01/25		500	510,878
4.875%, 09/26/26	EUR	5,500	6,195,746

TOTAL LUXEMBOURG			6,706,624

		Face Amount^ (000)	Value†
NETHERLANDS — (2.0%)
ABN AMRO Bank NV
0.875%, 01/15/24	EUR	1,900	$2,053,368
2.375%, 06/01/27	EUR	1,000	1,033,038
Cooperatieve Rabobank UA
Ω 2.625%, 07/22/24		1,450	1,403,757
Enexis Holding NV
0.875%, 04/28/26	EUR	1,000	1,025,697
ING Groep NV
1.125%, 02/14/25	EUR	1,300	1,369,147
Ω 4.625%, 01/06/26		6,100	6,019,219
JAB Holdings BV
1.750%, 06/25/26	EUR	1,500	1,552,070
Koninklijke Philips NV
0.500%, 05/22/26	EUR	4,550	4,554,206

TOTAL NETHERLANDS			19,010,502

NORWAY — (0.4%)
Aker BP ASA
Ω 2.875%, 01/15/26		3,944	3,749,839

PORTUGAL — (0.5%)
EDP - Energias de Portugal SA
2.875%, 06/01/26	EUR	4,100	4,415,907

SPAIN — (2.1%)
Banco Bilbao Vizcaya Argentaria SA
1.750%, 11/26/25	EUR	3,000	3,149,692
Banco Santander SA
# 1.849%, 03/25/26		2,000	1,810,908
CaixaBank SA
2.375%, 02/01/24	EUR	2,000	2,180,485
1.000%, 06/25/24	EUR	300	318,884
0.375%, 02/03/25	EUR	4,000	4,147,104
1.375%, 06/19/26	EUR	1,800	1,819,233
Naturgy Finance BV
0.875%, 05/15/25	EUR	1,500	1,563,637
Santander Holdings USA, Inc.
3.244%, 10/05/26		3,000	2,764,090
Santander UK Group Holdings PLC
3.625%, 01/14/26	GBP	1,000	1,187,199
Telefonica Emisiones SA
5.375%, 02/02/26	GBP	1,000	1,257,899

TOTAL SPAIN			20,199,131

SWEDEN — (1.9%)
Lansforsakringar Bank AB
0.125%, 02/19/25	EUR	3,500	3,601,858

69

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
SWEDEN — (Continued)
Skandinaviska Enskilda Banken AB
1.750%, 11/11/26	EUR	1,000	$1,028,750
Swedbank AB
Ω 0.600%, 09/25/23		1,600	1,567,619
0.250%, 10/09/24	EUR	2,500	2,614,144
0.750%, 05/05/25	EUR	2,000	2,071,679
3.750%, 11/14/25	EUR	1,000	1,099,943
Volvo Treasury AB
2.125%, 09/01/24	EUR	1,000	1,079,382
2.625%, 02/20/26	EUR	4,400	4,746,061

TOTAL SWEDEN			17,809,436

SWITZERLAND — (0.8%)
ABB Finance BV
0.625%, 03/31/24	EUR	1,000	1,072,976
UBS AG
Ω 0.450%, 02/09/24		2,000	1,923,537
0.010%, 03/31/26	EUR	2,000	1,962,760
UBS Group AG
4.125%, 09/24/25		2,000	1,926,815
4.125%, 04/15/26		1,000	956,953

TOTAL SWITZERLAND			7,843,041

UNITED KINGDOM — (6.2%)
Barclays PLC
3.650%, 03/16/25		1,650	1,579,098
4.375%, 01/12/26		2,160	2,104,714
3.000%, 05/08/26	GBP	2,000	2,321,891
BAT Capital Corp.
3.222%, 08/15/24		200	194,559
3.215%, 09/06/26		1,500	1,422,467
BAT International Finance PLC
2.750%, 03/25/25	EUR	900	974,219
1.668%, 03/25/26		3,000	2,731,502
BP Capital Markets PLC
1.876%, 04/07/24	EUR	1,584	1,719,055
0.900%, 07/03/24	EUR	500	534,266
British Telecommunications PLC
0.500%, 09/12/25	EUR	1,000	1,027,868
CK Hutchison Group Telecom Finance SA
0.750%, 04/17/26	EUR	2,000	2,005,018
CNH Industrial Capital LLC
1.950%, 07/02/23		800	795,542
4.200%, 01/15/24		1,567	1,549,272
3.950%, 05/23/25		1,700	1,659,853
Diageo Finance PLC
1.000%, 04/22/25	EUR	2,500	2,635,845
HSBC Holdings PLC
4.300%, 03/08/26		3,000	2,945,500

		Face Amount^ (000)	Value†
UNITED KINGDOM — (Continued)
Lseg Netherlands BV
0.000%, 04/06/25	EUR	325	$334,754
LSEGA Financing PLC
Ω 1.375%, 04/06/26		5,000	4,482,474
Motability Operations Group PLC
0.875%, 03/14/25	EUR	3,552	3,726,707
National Grid North America, Inc.
0.410%, 01/20/26	EUR	2,750	2,778,845
National Grid PLC
2.179%, 06/30/26	EUR	3,300	3,490,246
Nationwide Building Society
1.250%, 03/03/25	EUR	2,000	2,106,988
Ω 3.900%, 07/21/25		1,800	1,752,753
#Ω 1.000%, 08/28/25		2,600	2,368,522
Ω 1.500%, 10/13/26		1,500	1,327,960
NatWest Group PLC
4.800%, 04/05/26		2,367	2,357,021
Reynolds American, Inc.
4.450%, 06/12/25		1,500	1,475,393
Standard Chartered PLC
Ω 3.200%, 04/17/25		2,000	1,902,820
#Ω 4.050%, 04/12/26		2,400	2,330,265
Vodafone Group PLC
1.875%, 09/11/25	EUR	1,500	1,593,107

TOTAL UNITED KINGDOM			58,228,524

UNITED STATES — (48.4%)
AES Corp.
Ω 3.300%, 07/15/25		1,500	1,424,477
Aetna, Inc.
3.500%, 11/15/24		412	401,939
Altria Group, Inc.
2.200%, 06/15/27	EUR	2,000	2,039,067
Amcor Finance USA, Inc.
3.625%, 04/28/26		2,835	2,728,670
American Electric Power Co., Inc.
1.000%, 11/01/25		678	617,854
American Medical Systems Europe BV
0.750%, 03/08/25	EUR	4,400	4,595,239
American Tower Corp.
3.375%, 05/15/24		900	880,163
4.400%, 02/15/26		1,300	1,282,859
1.600%, 04/15/26		4,500	4,093,692
1.950%, 05/22/26	EUR	500	520,173
Ameriprise Financial, Inc.
# 2.875%, 09/15/26		2,181	2,068,970
Amgen, Inc.
2.000%, 02/25/26	EUR	3,500	3,705,810

70

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Archer-Daniels-Midland Co.
1.000%, 09/12/25	EUR	1,000	$1,040,441
Ares Capital Corp.
4.200%, 06/10/24		3,000	2,923,934
3.250%, 07/15/25		2,500	2,316,555
3.875%, 01/15/26		1,000	932,101
Arrow Electronics, Inc.
3.250%, 09/08/24		1,400	1,361,165
AT&T, Inc.
4.000%, 11/25/25	CAD	2,000	1,453,726
Ball Corp.
4.875%, 03/15/26		1,000	990,260
Bank of America Corp.
2.375%, 06/19/24	EUR	1,500	1,627,628
3.500%, 04/19/26		870	845,463
Becton Dickinson & Co.
0.034%, 08/13/25	EUR	4,250	4,331,987
Boardwalk Pipelines LP
4.950%, 12/15/24		3,937	3,908,127
5.950%, 06/01/26		1,926	1,964,510
Boeing Co.
2.600%, 10/30/25		1,827	1,724,500
Boeing Co.
3.100%, 05/01/26		4,100	3,886,667
2.250%, 06/15/26		153	140,954
Brixmor Operating Partnership LP
3.850%, 02/01/25		800	772,141
Brown & Brown, Inc.
4.200%, 09/15/24		1,840	1,818,198
Campbell Soup Co.
3.950%, 03/15/25		1,000	982,839
3.300%, 03/19/25		1,223	1,188,885
Capital One Financial Corp.
3.200%, 02/05/25		1,000	953,929
Cargill, Inc.
Ω 0.750%, 02/02/26		6,390	5,823,230
Carrier Global Corp.
2.242%, 02/15/25		79	75,331
Celanese U.S. Holdings LLC
1.400%, 08/05/26		6,800	5,962,066
CenterPoint Energy, Inc.
1.450%, 06/01/26		500	453,964
Charles Schwab Corp.
0.900%, 03/11/26		3,135	2,775,891
1.150%, 05/13/26		2,150	1,903,485
Cigna Group
1.250%, 03/15/26		5,000	4,561,896
Citigroup, Inc.
2.375%, 05/22/24	EUR	520	564,836
CNO Financial Group, Inc.
5.250%, 05/30/25		5,500	5,448,871

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Conagra Brands, Inc.
4.300%, 05/01/24		704	$696,952
Constellation Energy Generation LLC
3.250%, 06/01/25		3,500	3,365,436
Corporate Office Properties LP
2.250%, 03/15/26		1,200	1,071,496
Cox Communications, Inc.
Ω 3.850%, 02/01/25		380	371,045
Crown Castle, Inc.
1.050%, 07/15/26		6,000	5,330,707
DCP Midstream Operating LP
5.375%, 07/15/25		2,000	2,000,384
Digital Stout Holding LLC
4.250%, 01/17/25	GBP	2,000	2,448,560
Discover Bank
3.450%, 07/27/26		2,000	1,854,804
Discover Financial Services
3.750%, 03/04/25		1,200	1,149,548
# 4.500%, 01/30/26		2,500	2,418,926
4.100%, 02/09/27		1,000	951,985
Discovery Communications LLC
# 4.900%, 03/11/26		4,186	4,181,404
Dominion Energy, Inc.
3.300%, 03/15/25		600	579,621
Dover Corp.
0.750%, 11/04/27	EUR	2,310	2,244,525
Dow Chemical Co.
0.500%, 03/15/27	EUR	525	512,578
DPL, Inc.
4.125%, 07/01/25		2,000	1,922,500
DTE Energy Co.
# 1.050%, 06/01/25		2,300	2,125,195
DXC Capital Funding DAC
0.450%, 09/15/27	EUR	2,500	2,293,220
DXC Technology Co.
1.750%, 01/15/26	EUR	2,000	2,058,989
1.800%, 09/15/26		3,000	2,636,004
Eastman Chemical Co.
3.800%, 03/15/25		1,000	976,579
Ecolab, Inc.
1.000%, 01/15/24	EUR	117	126,640
Edison International
4.950%, 04/15/25		5,500	5,483,366
Elevance Health, Inc.
1.500%, 03/15/26		3,421	3,147,818
Energy Transfer LP
4.050%, 03/15/25		1,500	1,470,694
4.750%, 01/15/26		4,166	4,129,895

71

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
EPR Properties
4.750%, 12/15/26		2,000	$1,820,851
Equinix, Inc.
1.450%, 05/15/26		6,500	5,871,996
ERAC USA Finance LLC
Ω 3.850%, 11/15/24		4,394	4,312,097
Expedia Group, Inc.
5.000%, 02/15/26		1,166	1,165,722
Experian Finance PLC
Ω 1.375%, 06/25/26	EUR	2,000	2,060,717
Fidelity & Guaranty Life Holdings, Inc.
5.500%, 05/01/25		4,900	4,856,528
Fidelity National Information Services, Inc.
0.625%, 12/03/25	EUR	1,000	1,014,520
1.150%, 03/01/26		2,500	2,251,300
1.500%, 05/21/27	EUR	1,500	1,506,884
Fiserv, Inc.
3.200%, 07/01/26		6,500	6,197,711
Flex Ltd.
4.750%, 06/15/25		650	641,033
3.750%, 02/01/26		5,000	4,805,427
Ford Motor Credit Co. LLC
4.134%, 08/04/25		2,000	1,892,574
4.389%, 01/08/26		1,000	950,088
6.950%, 03/06/26		1,000	1,009,177
Freeport-McMoRan, Inc.
4.550%, 11/14/24		2,000	1,975,066
General Mills, Inc.
0.450%, 01/15/26	EUR	2,000	2,029,820
General Motors Co.
6.125%, 10/01/25		1,300	1,323,161
General Motors Financial Co. Inc.
0.850%, 02/26/26	EUR	750	755,911
General Motors Financial Co., Inc.
2.750%, 06/20/25		3,500	3,319,926
# 1.250%, 01/08/26		300	270,180
5.250%, 03/01/26		1,473	1,471,983
Gilead Sciences, Inc.
3.650%, 03/01/26		3,986	3,898,068
Global Payments, Inc.
1.200%, 03/01/26		1,600	1,434,550
4.800%, 04/01/26		4,250	4,202,284
GLP Capital LP/GLP Financing II, Inc.
3.350%, 09/01/24		3,125	3,023,125
Goldman Sachs Group, Inc.
3.375%, 03/27/25	EUR	1,500	1,642,365
4.250%, 01/29/26	GBP	700	857,930
3.750%, 02/25/26		1,500	1,461,622

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Graphic Packaging International LLC
4.125%, 08/15/24		824	$811,455
Hanesbrands, Inc.
#Ω 4.875%, 05/15/26		2,500	2,356,030
Harley-Davidson Financial Services, Inc.
0.900%, 11/19/24	EUR	1,000	1,051,414
HCA, Inc.
5.375%, 02/01/25		3,250	3,251,606
Healthcare Realty Holdings LP
3.500%, 08/01/26		5,000	4,657,634
Hewlett Packard Enterprise Co.
4.450%, 10/02/23		2,302	2,290,303
1.750%, 04/01/26		2,000	1,848,270
Holcim Finance Luxembourg SA
1.500%, 04/06/25	EUR	5,250	5,543,483
Howmet Aerospace, Inc.
6.875%, 05/01/25		112	115,350
HP, Inc.
2.200%, 06/17/25		2,000	1,891,990
1.450%, 06/17/26		2,242	2,026,537
Humana, Inc.
3.850%, 10/01/24		3,000	2,952,729
Huntington Bancshares, Inc.
2.625%, 08/06/24		700	665,308
Hyatt Hotels Corp.
4.850%, 03/15/26		1,796	1,792,498
Intercontinental Exchange, Inc.
3.750%, 12/01/25		4,000	3,923,120
International Flavors & Fragrances, Inc.
1.800%, 09/25/26	EUR	1,000	1,018,024
Interpublic Group of Cos., Inc.
4.200%, 04/15/24		500	493,047
Jabil, Inc.
1.700%, 04/15/26		6,825	6,197,256
Jefferies Financial Group, Inc.
1.000%, 07/19/24	EUR	863	906,120
# 4.850%, 01/15/27		4,000	3,929,890
Johnson Controls International PLC
1.375%, 02/25/25	EUR	2,000	2,117,950
JPMorgan Chase & Co.
3.300%, 04/01/26		2,262	2,190,537
Kellogg Co.
1.250%, 03/10/25	EUR	3,000	3,176,878
Kilroy Realty LP
3.450%, 12/15/24		2,000	1,909,665

72

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Laboratory Corp. of America Holdings
1.550%, 06/01/26		2,502	$2,262,136
Las Vegas Sands Corp.
2.900%, 06/25/25		3,000	2,842,536
Lazard Group LLC
3.750%, 02/13/25		1,000	973,359
Lennar Corp.
4.750%, 05/30/25		1,200	1,192,150
Lincoln National Corp.
3.350%, 03/09/25		1,000	951,984
LYB International Finance II BV
0.875%, 09/17/26	EUR	1,200	1,201,176
LYB International Finance III LLC
1.250%, 10/01/25		316	288,098
ManpowerGroup, Inc.
1.750%, 06/22/26	EUR	130	134,517
Marathon Petroleum Corp.
3.625%, 09/15/24		100	98,007
4.700%, 05/01/25		1,900	1,888,209
5.125%, 12/15/26		250	253,197
Marriott International, Inc.
3.750%, 03/15/25		5,000	4,877,634
McKesson Corp.
1.500%, 11/17/25	EUR	2,000	2,094,805
Medtronic Global Holdings SCA
0.250%, 07/02/25	EUR	1,200	1,235,658
Micron Technology, Inc.
# 4.975%, 02/06/26		1,500	1,492,634
Morgan Stanley
1.750%, 03/11/24	EUR	2,000	2,165,900
3.875%, 01/27/26		4,720	4,607,322
Netflix, Inc.
5.875%, 02/15/25		3,000	3,042,936
Newell Brands, Inc.
4.875%, 06/01/25		2,000	1,946,135
NextEra Energy Operating Partners LP
Ω 3.875%, 10/15/26		1,000	936,250
NIBC Bank NV
2.000%, 04/09/24	EUR	2,000	2,144,391
Nuveen Finance LLC
Ω 4.125%, 11/01/24		2,500	2,436,976
Omnicom Group, Inc./Omnicom Capital, Inc.
3.650%, 11/01/24		500	490,269
OneMain Finance Corp.
6.875%, 03/15/25		3,585	3,507,136

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Oracle Corp.
2.950%, 05/15/25		5,000	$4,817,840
Paramount Global
# 4.750%, 05/15/25		2,162	2,140,497
Penske Truck Leasing Co. Lp/PTL Finance Corp.
Ω 4.450%, 01/29/26		572	558,371
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω 1.700%, 06/15/26		5,150	4,624,621
PerkinElmer, Inc.
1.875%, 07/19/26	EUR	6,000	6,193,575
Perrigo Finance Unlimited Co.
3.900%, 12/15/24		4,500	4,349,811
Philip Morris International, Inc.
0.625%, 11/08/24	EUR	1,118	1,177,062
2.750%, 03/19/25	EUR	2,000	2,172,265
2.750%, 02/25/26		95	90,646
Plains All American Pipeline LP/PAA Finance Corp.
3.600%, 11/01/24		1,500	1,464,777
PPG Industries, Inc.
1.875%, 06/01/25	EUR	4,000	4,257,611
1.200%, 03/15/26		6,000	5,443,327
Prologis LP
3.000%, 06/02/26	EUR	2,100	2,266,369
Public Storage
0.875%, 02/15/26		2,500	2,256,663
PulteGroup, Inc.
5.500%, 03/01/26		3,186	3,217,199
5.000%, 01/15/27		2,000	2,001,909
Qwest Corp.
7.250%, 09/15/25		2,000	1,774,960
Radian Group, Inc.
4.500%, 10/01/24		3,500	3,377,500
Roper Technologies, Inc.
3.800%, 12/15/26		479	466,200
Ross Stores, Inc.
0.875%, 04/15/26		2,024	1,816,710
Royalty Pharma PLC
1.200%, 09/02/25		3,986	3,634,510
Seagate HDD Cayman
4.750%, 01/01/25		1,500	1,458,285
Sealed Air Corp.
Ω 5.500%, 09/15/25		2,500	2,502,148
Sempra Energy
3.300%, 04/01/25		1,477	1,434,064
Sensata Technologies BV
Ω 5.625%, 11/01/24		2,000	2,001,180
Simon Property Group LP
3.500%, 09/01/25		2,000	1,931,330

73

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Sky Ltd.
2.250%, 11/17/25	EUR	1,500	$1,603,424
SLM Corp.
3.125%, 11/02/26		3,000	2,625,000
Southwest Airlines Co.
5.250%, 05/04/25		3,500	3,508,659
Southwestern Electric Power Co.
1.650%, 03/15/26		4,600	4,214,746
Steel Dynamics, Inc.
2.400%, 06/15/25		100	94,746
Stryker Corp.
3.500%, 03/15/26		1,715	1,671,978
Sysco Corp.
1.250%, 06/23/23	EUR	225	247,110
3.300%, 07/15/26		1,349	1,301,446
Thermo Fisher Scientific, Inc.
0.750%, 09/12/24	EUR	800	848,922
0.125%, 03/01/25	EUR	560	580,852
1.400%, 01/23/26	EUR	1,000	1,044,361
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, 06/15/24		250	249,375
Trinity Industries, Inc.
4.550%, 10/01/24		1,000	974,910
U.S. Bancorp
0.850%, 06/07/24	EUR	900	946,724
United Parcel Service, Inc.
1.625%, 11/15/25	EUR	1,000	1,055,696
UnitedHealth Group, Inc.
3.100%, 03/15/26		500	485,151
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		6,000	5,740,786
Ventas Realty LP
3.500%, 04/15/24		1,000	978,187
2.650%, 01/15/25		500	475,111
4.125%, 01/15/26		2,500	2,426,576
Verizon Communications, Inc.
1.450%, 03/20/26		2,103	1,937,279
1.375%, 10/27/26	EUR	1,000	1,026,667
VMware, Inc.
1.400%, 08/15/26		4,607	4,113,801
Vontier Corp.
1.800%, 04/01/26		3,500	3,129,976
Vornado Realty LP
2.150%, 06/01/26		6,100	5,060,258

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Walgreens Boots Alliance, Inc.
3.600%, 11/20/25	GBP	1,000	$1,196,974
3.450%, 06/01/26		5,000	4,806,478
Waste Management, Inc.
0.750%, 11/15/25		2,000	1,816,697
Wells Fargo & Co.
0.500%, 04/26/24	EUR	2,000	2,131,975
1.625%, 06/02/25	EUR	1,600	1,680,206
2.975%, 05/19/26	CAD	2,500	1,748,662
3.000%, 10/23/26		1,000	941,086
Western Digital Corp.
4.750%, 02/15/26		3,000	2,850,977
Western Union Co.
1.350%, 03/15/26		6,000	5,403,057
Williams Cos., Inc.
4.300%, 03/04/24		1,000	991,742
Williams Cos., Inc.
3.900%, 01/15/25		1,596	1,567,423
WRKCo, Inc.
4.650%, 03/15/26		5,500	5,433,899
Xerox Holdings Corp.
#Ω 5.000%, 08/15/25		3,500	3,335,023

TOTAL UNITED STATES			458,519,859

TOTAL BONDS			881,687,567

U.S. TREASURY OBLIGATIONS — (5.5%)
U.S. Treasury Notes
0.125%, 12/15/23		5,000	4,855,469
0.875%, 01/31/24		7,000	6,792,187
0.250%, 05/15/24		42,500	40,555,957

TOTAL U.S. TREASURY OBLIGATIONS			52,203,613

TOTAL INVESTMENT SECURITIES (Cost $962,627,110)			933,891,180

		Shares
SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund		1,111,951	12,861,942

TOTAL INVESTMENTS — (100.0%) (Cost $975,487,052)			$946,753,122

74

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

As of April 30, 2023, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	97,037,154	EUR	87,941,290	Societe Generale	05/16/23	$59,420
USD	99,211,776	EUR	89,677,595	Morgan Stanley and Co. International	05/26/23	263,976
USD	1,293,566	CAD	1,730,891	Citibank, N.A.	07/12/23	14,216

Total Appreciation						$337,612

USD	1,131,063	GBP	933,331	Citibank, N.A.	05/19/23	$(42,328)
USD	1,555,598	GBP	1,244,162	State Street Bank and Trust	05/19/23	(8,573)
USD	15,737,495	GBP	13,039,580	Citibank, N.A.	05/22/23	(657,000)
USD	4,216,640	EUR	3,838,300	Citibank, N.A.	05/24/23	(17,961)
USD	93,787,441	EUR	85,579,237	State Street Bank and Trust	05/24/23	(627,775)
USD	1,196,824	GBP	987,670	Citibank, N.A.	05/26/23	(45,064)
USD	4,057,830	CAD	5,500,737	State Street Bank and Trust	05/26/23	(4,141)

Total (Depreciation)						$(1,402,842)

Total Appreciation (Depreciation)						$(1,065,230)

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$21,890,243	—	$21,890,243
Belgium	—	8,956,293	—	8,956,293
Canada	—	46,756,457	—	46,756,457
Denmark	—	18,186,827	—	18,186,827
Finland	—	3,698,413	—	3,698,413
France	—	40,461,515	—	40,461,515
Germany	—	48,324,156	—	48,324,156
Ireland	—	5,951,748	—	5,951,748
Italy	—	27,622,158	—	27,622,158
Japan	—	63,356,894	—	63,356,894
Luxembourg	—	6,706,624	—	6,706,624
Netherlands	—	19,010,502	—	19,010,502
Norway	—	3,749,839	—	3,749,839
Portugal	—	4,415,907	—	4,415,907
Spain	—	20,199,131	—	20,199,131
Sweden	—	17,809,436	—	17,809,436
Switzerland	—	7,843,041	—	7,843,041
United Kingdom	—	58,228,524	—	58,228,524
United States	—	458,519,859	—	458,519,859
U.S. Treasury Obligations	—	52,203,613	—	52,203,613

75

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$12,861,942	—	$12,861,942
Forward Currency Contracts**	—	(1,065,230)	—	(1,065,230)

TOTAL	—	$945,687,892	—	$945,687,892

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

76

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Face Amount^ (000)	Value†
AGENCY OBLIGATIONS — (8.6%)
Federal Farm Credit Banks Funding Corp.
2.630%, 08/03/26		67	$64,622
Federal National Mortgage Association
2.000%, 05/15/38 TBA		55,046	49,679,015
2.500%, 05/15/38 TBA		45,235	42,034,977
2.000%, 05/15/53 TBA		5,845	4,862,424
2.500%, 05/15/53 TBA		57,958	50,182,345
3.000%, 05/15/53 TBA		56,708	50,935,303
Government National Mortgage Association
3.000%, 01/20/52 TBA		14,696	13,410,100
3.500%, 03/20/52 TBA		27,908	26,196,455
Tennessee Valley Authority
5.625%, 06/07/32	GBP	1,941	2,627,690

TOTAL AGENCY OBLIGATIONS			239,992,931

BONDS — (85.0%)
AUSTRALIA — (5.8%)
ANZ New Zealand International Ltd.
0.200%, 09/23/27	EUR	1,678	1,576,707
0.375%, 09/17/29	EUR	1,745	1,566,618
APA Infrastructure Ltd.
3.500%, 03/22/30	GBP	1,400	1,530,018
2.000%, 07/15/30	EUR	1,367	1,281,965
ASB Finance Ltd.
0.500%, 09/24/29	EUR	2,000	1,774,703
Australia Government Bond
1.000%, 12/21/30	AUD	1,700	953,930
BHP Billiton Finance Ltd.
1.500%, 04/29/30	EUR	1,000	952,375
Buckeye Partners LP
4.150%, 07/01/23		22	21,844
3.950%, 12/01/26		87	79,170
FMG Resources August 2006 Pty Ltd.
Ω 4.500%, 09/15/27		5,800	5,511,382
Ω 5.875%, 04/15/30		2,000	1,939,587
Ω 4.375%, 04/01/31		2,100	1,824,120
Glencore Funding LLC
#Ω 2.500%, 09/01/30		3,310	2,774,221
Macquarie Bank Ltd.
1.125%, 12/15/25	GBP	379	429,816
Macquarie Group Ltd.
0.950%, 05/21/31	EUR	1,971	1,657,053

		Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
New South Wales Treasury Corp.
2.000%, 03/20/31	AUD	8,000	$4,631,743
1.500%, 02/20/32	AUD	14,820	8,018,272
2.000%, 03/08/33	AUD	8,000	4,402,291
1.750%, 03/20/34	AUD	9,200	4,783,282
Queensland Treasury Corp.
Ω 1.750%, 08/21/31	AUD	4,000	2,258,043
Ω 1.500%, 08/20/32	AUD	9,700	5,211,991
Ω 1.750%, 07/20/34	AUD	34,000	17,641,562
Rio Tinto Finance PLC
4.000%, 12/11/29	GBP	3,500	4,199,800
South Australian Government Financing Authority
1.750%, 05/24/32	AUD	29,500	16,215,175
Telstra Corp. Ltd.
1.375%, 03/26/29	EUR	3,000	2,921,328
Treasury Corp. of Victoria
1.500%, 09/10/31	AUD	5,000	2,744,503
4.250%, 12/20/32	AUD	2,500	1,687,470
2.250%, 09/15/33	AUD	6,000	3,341,060
2.250%, 11/20/34	AUD	55,600	29,974,171
2.000%, 09/17/35	AUD	12,900	6,596,062
Western Australian Treasury Corp.
2.000%, 10/24/34	AUD	15,500	8,277,065
Westpac Banking Corp.
0.875%, 04/17/27	EUR	5,700	5,625,867
1.125%, 09/05/27	EUR	2,000	1,982,002
Westpac Securities NZ Ltd.
0.100%, 07/13/27	EUR	9,600	8,998,701

TOTAL AUSTRALIA			163,383,897

AUSTRIA — (0.0%)
JAB Holdings BV
1.000%, 07/14/31	EUR	800	678,048

CANADA — (4.8%)
Alimentation Couche-Tard, Inc.
1.875%, 05/06/26	EUR	700	726,277
Ω 3.550%, 07/26/27		1,620	1,534,449
Bank of Nova Scotia
2.150%, 08/01/31		1,000	817,623
# 2.450%, 02/02/32		15,000	12,470,411
Canadian Imperial Bank of Commerce
# 3.600%, 04/07/32		1,100	1,014,387

77

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
CANADA — (Continued)
Canadian Natural Resources Ltd.
6.250%, 03/15/38		7,295	$7,779,194
Canadian Pacific Railway Co.
3.700%, 02/01/26		45	43,880
CDP Financial, Inc.
1.125%, 04/06/27	EUR	4,000	4,055,787
CI Financial Corp.
3.200%, 12/17/30		7,053	5,235,290
CPPIB Capital, Inc.
0.050%, 02/24/31	EUR	24,593	21,094,650
Enbridge, Inc.
4.000%, 10/01/23		34	33,794
3.500%, 06/10/24		15	14,768
Fairfax Financial Holdings Ltd.
2.750%, 03/29/28	EUR	461	454,109
4.850%, 04/17/28		1,000	983,691
4.625%, 04/29/30		200	191,180
ITC Holdings Corp.
3.650%, 06/15/24		113	111,080
Methanex Corp.
# 5.250%, 12/15/29		7,600	7,131,739
Nutrien Ltd.
3.000%, 04/01/25		40	38,425
Ontario Teachers’ Finance Trust
0.100%, 05/19/28	EUR	9,000	8,420,732
0.050%, 11/25/30	EUR	7,325	6,242,840
1.850%, 05/03/32	EUR	12,500	12,005,619
Ω 1.850%, 05/03/32	EUR	4,500	4,322,023
Province of Alberta Canada
3.600%, 04/11/28	AUD	2,500	1,602,678
Province of British Columbia Canada
# 6.500%, 01/15/26		93	97,803
Province of Quebec Canada
0.875%, 05/04/27	EUR	190	191,082
0.000%, 10/29/30	EUR	6,500	5,634,666
Royal Bank of Canada
2.300%, 11/03/31		700	578,313
3.875%, 05/04/32		8,000	7,490,211
Spectra Energy Partners LP
4.750%, 03/15/24		22	21,858
Suncor Energy, Inc.
5.950%, 12/01/34		1,700	1,765,069
6.800%, 05/15/38		734	808,595
TC PipeLines LP
3.900%, 05/25/27		2,000	1,947,310
Thomson Reuters Corp.
4.300%, 11/23/23		60	59,605
Toronto-Dominion Bank
3.200%, 03/10/32		4,000	3,548,500
3.129%, 08/03/32	EUR	2,000	2,029,965

		Face Amount^ (000)	Value†
CANADA — (Continued)
Toronto-Dominion Bank
1.952%, 04/08/30	EUR	13,200	$12,651,316
TransCanada PipeLines Ltd.
5.600%, 03/31/34		1,000	1,014,878

TOTAL CANADA			134,163,797

DENMARK — (0.8%)
AP Moller—Maersk AS
1.750%, 03/16/26	EUR	4,500	4,698,982
Denmark Government Bond
0.000%, 11/15/24	DKK	115,000	16,229,204
DSV Finance BV
1.375%, 03/16/30	EUR	400	383,183

TOTAL DENMARK			21,311,369

FINLAND — (1.0%)
Nokia Oyj
4.375%, 06/12/27		4,350	4,123,321
Nordea Bank Abp
0.500%, 05/14/27	EUR	11,960	11,679,438
0.500%, 11/02/28	EUR	1,000	917,541
OP Corporate Bank PLC
0.100%, 11/16/27	EUR	8,350	7,849,188
0.625%, 11/12/29	EUR	2,750	2,378,819

TOTAL FINLAND			26,948,307

FRANCE — (4.4%)
Action Logement Services
1.375%, 04/13/32	EUR	3,000	2,824,788
Airbus SE
2.375%, 04/07/32	EUR	1,000	1,005,264
Banque Federative du Credit Mutuel SA
2.625%, 11/06/29	EUR	4,500	4,497,307
0.750%, 01/17/30	EUR	1,200	1,055,034
1.250%, 06/03/30	EUR	1,700	1,533,498
0.625%, 02/21/31	EUR	9,900	8,321,244
1.125%, 01/19/32	EUR	2,700	2,322,471
BNP Paribas SA
1.500%, 11/17/25	EUR	1,200	1,264,105
2.100%, 04/07/32	EUR	500	468,240
BPCE SA
0.010%, 01/14/27	EUR	3,500	3,353,081
#Ω 3.500%, 10/23/27		5,000	4,626,800
#Ω 2.700%, 10/01/29		6,626	5,841,042
0.625%, 01/15/30	EUR	500	444,810
0.250%, 01/14/31	EUR	5,300	4,412,163
2.375%, 04/26/32	EUR	1,400	1,354,317
Credit Agricole SA
1.375%, 05/03/27	EUR	2,000	2,014,847
0.375%, 04/20/28	EUR	1,200	1,107,278

78

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
FRANCE — (Continued)
Electricite de France SA
Ω 3.625%, 10/13/25		40	$39,168
6.250%, 05/30/28	GBP	1,000	1,287,686
5.875%, 07/18/31	GBP	3,200	4,017,933
6.125%, 06/02/34	GBP	1,500	1,903,226
La Poste SA
1.450%, 11/30/28	EUR	4,700	4,645,378
1.375%, 04/21/32	EUR	10,500	9,578,812
MMS USA Holdings, Inc.
1.750%, 06/13/31	EUR	2,500	2,393,394
Orange SA
8.125%, 11/20/28	GBP	1,964	2,839,049
2.000%, 01/15/29	EUR	1,200	1,235,742
3.250%, 01/15/32	GBP	600	665,107
Pernod Ricard SA
Ω 3.250%, 06/08/26		173	169,111
SNCF Reseau
5.250%, 01/31/35	GBP	10,050	13,241,220
Societe Generale SA
#Ω 4.750%, 09/14/28		1,000	965,150
2.125%, 09/27/28	EUR	2,000	1,971,106
Ω 3.000%, 01/22/30		1,400	1,178,828
TotalEnergies Capital Canada Ltd.
2.125%, 09/18/29	EUR	8,400	8,611,749
TotalEnergies Capital International SA
0.696%, 05/31/28	EUR	2,300	2,225,436
0.750%, 07/12/28	EUR	4,600	4,460,544
1.405%, 09/03/31	GBP	3,500	3,402,003
TotalEnergies Capital SA
3.883%, 10/11/28		2,200	2,170,001
Unibail-Rodamco-Westfield SE
1.875%, 01/15/31	EUR	500	452,844
WEA Finance LLC
Ω 3.500%, 06/15/29		9,550	8,027,076

TOTAL FRANCE			121,926,852

GERMANY — (2.4%)
BASF SE
1.500%, 03/17/31	EUR	4,900	4,718,221
3.750%, 06/29/32	EUR	8,400	9,316,590
Bayer Capital Corp. BV
1.500%, 06/26/26	EUR	5,700	5,901,282
2.125%, 12/15/29	EUR	900	901,203
Bayer U.S. Finance II LLC
Ω 5.500%, 08/15/25		26	25,860
BMW Finance NV
1.500%, 02/06/29	EUR	2,600	2,605,951
0.875%, 01/14/32	EUR	3,000	2,725,610
BMW U.S. Capital LLC
3.300%, 04/06/27		500	480,102

		Face Amount^ (000)	Value†
GERMANY — (Continued)
Ω 3.300%, 04/06/27		58	$55,692
Deutsche Bank AG
3.700%, 05/30/24		113	109,590
Deutsche Telekom AG
3.125%, 02/06/34	GBP	3,000	3,203,477
Deutsche Telekom International Finance BV
2.250%, 04/13/29	GBP	1,600	1,745,584
E.ON International Finance BV
6.375%, 06/07/32	GBP	2,150	2,884,851
E.ON SE
1.625%, 05/22/29	EUR	1,200	1,186,218
Fresenius Medical Care AG & Co. KGaA
1.500%, 05/29/30	EUR	3,000	2,762,905
Fresenius Medical Care U.S. Finance III, Inc.
Ω 2.375%, 02/16/31		8,100	6,246,680
HOWOGE Wohnungsbaugesellschaft mbH
1.125%, 11/01/33	EUR	200	159,983
Mercedes-Benz Finance North America LLC
Ω 2.625%, 03/10/30		170	149,720
Mercedes-Benz Group AG
1.000%, 11/15/27	EUR	4,300	4,347,178
2.000%, 02/27/31	EUR	1,000	1,002,776
1.125%, 08/08/34	EUR	1,900	1,646,449
Siemens Financieringsmaatschappij NV
1.000%, 02/25/30	EUR	2,000	1,911,070
Volkswagen International Finance NV
1.875%, 03/30/27	EUR	5,400	5,480,180
Volkswagen Leasing GmbH
0.625%, 07/19/29	EUR	5,000	4,418,279
ZF North America Capital, Inc.
Ω 4.750%, 04/29/25		3,010	2,939,961

TOTAL GERMANY			66,925,412

HONG KONG — (0.6%)
Prudential Funding Asia PLC
3.125%, 04/14/30		100	89,985
3.625%, 03/24/32		19,800	18,067,600

TOTAL HONG KONG			18,157,585

79

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
ITALY — (1.2%)
Eni SpA
1.500%, 01/17/27	EUR	1,000	$1,030,616
1.125%, 09/19/28	EUR	1,700	1,655,561
3.625%, 01/29/29	EUR	312	343,986
0.625%, 01/23/30	EUR	1,000	901,333
Intesa Sanpaolo SpA
Ω 3.875%, 07/14/27		1,500	1,364,361
1.750%, 07/04/29	EUR	3,800	3,594,487
Ω 4.000%, 09/23/29		2,000	1,775,690
2.500%, 01/15/30	GBP	3,850	3,922,176
1.350%, 02/24/31	EUR	1,400	1,164,477
Italy Buoni Poliennali Del Tesoro
Ω 5.000%, 08/01/34	EUR	4,000	4,688,613
Snam SpA
0.625%, 06/30/31	EUR	7,000	5,907,927
UniCredit SpA
1.625%, 01/18/32	EUR	7,400	6,348,134

TOTAL ITALY			32,697,361

JAPAN — (3.5%)
Aircastle Ltd.
4.250%, 06/15/26		3,500	3,326,643
#Ω 2.850%, 01/26/28		1,500	1,308,063
American Honda Finance Corp.
0.300%, 07/07/28	EUR	333	311,867
Japan Finance Organization for Municipalities
0.100%, 09/03/31	EUR	3,500	2,904,444
Japan Government Twenty Year Bond
1.200%, 09/20/35	JPY	550,000	4,313,854
0.400%, 03/20/36	JPY	330,000	2,345,302
0.600%, 09/20/37	JPY	2,200,000	15,817,813
Mitsubishi UFJ Financial Group, Inc.
3.677%, 02/22/27		35	34,456
3.195%, 07/18/29		4,053	3,648,058
2.559%, 02/25/30		5,000	4,281,287
2.048%, 07/17/30		5,200	4,273,414
3.556%, 06/15/32	EUR	4,069	4,215,691
3.751%, 07/18/39		380	328,980
Mizuho Financial Group, Inc.
0.402%, 09/06/29	EUR	12,784	11,227,660
0.797%, 04/15/30	EUR	923	816,644
0.693%, 10/07/30	EUR	1,620	1,396,056
2.096%, 04/08/32	EUR	2,850	2,630,538
Nissan Motor Acceptance Co. LLC
Ω 2.450%, 09/15/28		800	642,553
Nissan Motor Co. Ltd.
#Ω 4.810%, 09/17/30		4,300	3,782,114

		Face Amount^ (000)	Value†
JAPAN — (Continued)
Nomura Holdings, Inc.
3.103%, 01/16/30		10,168	$8,707,583
NTT Finance Corp.
0.342%, 03/03/30	EUR	3,000	2,660,898
Sumitomo Mitsui Financial Group, Inc.
# 3.944%, 07/19/28		700	666,472
3.040%, 07/16/29		9,750	8,723,236
0.632%, 10/23/29	EUR	2,000	1,774,844
2.750%, 01/15/30		790	688,949
2.130%, 07/08/30		4,000	3,305,676
2.222%, 09/17/31		6,000	4,868,263

TOTAL JAPAN			99,001,358

LUXEMBOURG — (0.4%)
ArcelorMittal SA
# 4.250%, 07/16/29		1,000	953,879
Prologis International Funding II SA
2.375%, 11/14/30	EUR	4,550	4,246,820
3.125%, 06/01/31	EUR	2,300	2,250,800
1.625%, 06/17/32	EUR	3,000	2,578,282

TOTAL LUXEMBOURG			10,029,781

NETHERLANDS — (2.6%)
BNGBank NV
3.300%, 04/26/29	AUD	5,000	3,172,488
ING Groep NV
1.375%, 01/11/28	EUR	3,100	3,054,012
4.050%, 04/09/29		300	286,737
Koninklijke KPN NV
5.750%, 09/17/29	GBP	1,500	1,901,046
Koninklijke Philips NV
1.375%, 05/02/28	EUR	2,000	1,972,785
Nederlandse Waterschapsbank NV
3.300%, 05/02/29	AUD	4,500	2,853,717
Shell International Finance BV
1.625%, 01/20/27	EUR	1,408	1,465,502
1.250%, 05/12/28	EUR	5,600	5,565,870
0.750%, 08/15/28	EUR	2,000	1,930,882
1.000%, 12/10/30	GBP	29,953	28,814,022
0.500%, 11/08/31	EUR	4,845	4,158,693
1.875%, 04/07/32	EUR	5,000	4,794,953
Telefonica Europe BV
8.250%, 09/15/30		500	588,741
TenneT Holding BV
2.125%, 11/17/29	EUR	900	929,255
2.375%, 05/17/33	EUR	11,650	11,763,159

TOTAL NETHERLANDS			73,251,862

80

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
NEW ZEALAND — (0.5%)
New Zealand Government Bond
0.500%, 05/15/24	NZD	22,800	$13,439,242

NORWAY — (0.8%)
Aker BP ASA
Ω 2.875%, 01/15/26		4,000	3,803,083
Equinor ASA
2.650%, 01/15/24		81	79,796
6.875%, 03/11/31	GBP	12,814	18,332,487
Kommunalbanken AS
3.400%, 07/24/28	AUD	1,000	642,244

TOTAL NORWAY			22,857,610

SINGAPORE — (0.4%)
Flex Ltd.
4.875%, 06/15/29		1,944	1,885,728
4.875%, 05/12/30		10,200	9,939,288

TOTAL SINGAPORE			11,825,016

SPAIN — (1.3%)
Autonomous Community of Madrid Spain
1.723%, 04/30/32	EUR	6,000	5,699,122
Banco Santander SA
1.000%, 11/04/31	EUR	500	435,151
Merlin Properties Socimi SA
2.375%, 09/18/29	EUR	300	284,456
Santander Holdings USA, Inc.
4.500%, 07/17/25		206	200,647
4.400%, 07/13/27		2,000	1,905,405
Santander UK PLC
4.000%, 03/13/24		103	101,680
3.875%, 10/15/29	GBP	1,478	1,724,337
Spain Government Bond
Ω 0.700%, 04/30/32	EUR	12,000	10,613,708
Ω 2.550%, 10/31/32	EUR	2,800	2,896,191
Telefonica Emisiones SA
1.715%, 01/12/28	EUR	4,300	4,410,954
5.445%, 10/08/29	GBP	650	821,650
7.045%, 06/20/36		4,530	5,033,231
4.665%, 03/06/38		956	833,293

TOTAL SPAIN			34,959,825

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.2%)
Asian Development Bank
2.350%, 06/21/27	JPY	1,780,000	14,295,230
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
3.350%, 05/21/29	AUD	8,000	5,027,274

		Face Amount^ (000)	Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Investment Bank
2.150%, 01/18/27	JPY	1,009,600	$7,975,002
International Finance Corp.
1.250%, 02/06/31	AUD	3,000	1,595,289
1.500%, 04/15/35	AUD	10,100	4,834,942

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			33,727,737

SWEDEN — (0.3%)
Investor AB
2.750%, 06/10/32	EUR	3,909	4,058,078
Skandinaviska Enskilda Banken AB
4.000%, 11/09/26	EUR	2,500	2,742,751
Swedbank AB
0.200%, 01/12/28	EUR	2,000	1,829,560

TOTAL SWEDEN			8,630,389

SWITZERLAND — (0.7%)
UBS AG
0.500%, 03/31/31	EUR	4,000	3,385,170
UBS Group AG
1.250%, 09/01/26	EUR	1,800	1,784,587
0.875%, 11/03/31	EUR	17,900	14,398,454
0.625%, 02/24/33	EUR	200	153,560

TOTAL SWITZERLAND			19,721,771

UNITED KINGDOM — (5.3%)
AstraZeneca PLC
1.250%, 05/12/28	EUR	1,200	1,201,908
5.750%, 11/13/31	GBP	450	614,450
Barclays PLC
4.375%, 01/12/26		2,000	1,948,809
3.250%, 02/12/27	GBP	1,657	1,901,118
3.250%, 01/17/33	GBP	7,500	7,528,607
BAT Capital Corp.
2.726%, 03/25/31		4,000	3,242,028
BAT International Finance PLC
4.000%, 09/04/26	GBP	1,220	1,443,109
1.250%, 03/13/27	EUR	1,000	993,008
3.125%, 03/06/29	EUR	3,200	3,236,654
2.250%, 01/16/30	EUR	6,500	5,964,134
BP Capital Markets America, Inc.
4.234%, 11/06/28		230	230,619
# 3.633%, 04/06/30		800	765,996
BP Capital Markets PLC
1.573%, 02/16/27	EUR	2,850	2,933,928
1.231%, 05/08/31	EUR	4,750	4,347,760
2.822%, 04/07/32	EUR	4,000	4,079,888

81

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED KINGDOM — (Continued)
British Telecommunications PLC
1.500%, 06/23/27	EUR	2,500	$2,543,131
5.125%, 12/04/28		1,000	1,013,641
5.750%, 12/07/28	GBP	1,000	1,280,183
Ω 3.250%, 11/08/29		4,000	3,625,337
3.125%, 11/21/31	GBP	1,500	1,597,206
Centrica PLC
4.375%, 03/13/29	GBP	1,000	1,185,782
CNH Industrial Finance Europe SA
1.750%, 03/25/27	EUR	2,000	2,063,595
1.625%, 07/03/29	EUR	2,550	2,493,755
Coca-Cola Europacific Partners PLC
1.750%, 05/26/28	EUR	1,400	1,409,304
Diageo Finance PLC
1.500%, 10/22/27	EUR	1,000	1,024,811
2.500%, 03/27/32	EUR	1,800	1,835,204
HSBC Holdings PLC
2.625%, 08/16/28	GBP	5,164	5,677,796
4.950%, 03/31/30		2,000	1,973,205
Lloyds Banking Group PLC
3.750%, 01/11/27		3,500	3,331,400
1.500%, 09/12/27	EUR	2,100	2,111,887
LSEGA Financing PLC
Ω 2.500%, 04/06/31		1,500	1,289,478
Ω 3.200%, 04/06/41		450	346,473
National Grid Electricity Distribution South West PLC
2.375%, 05/16/29	GBP	1,300	1,385,464
National Grid PLC
0.750%, 09/01/33	EUR	5,000	3,945,410
Nationwide Building Society
3.250%, 01/20/28	GBP	1,500	1,750,807
3.250%, 09/05/29	EUR	4,800	5,053,016
NatWest Group PLC
4.800%, 04/05/26		3,000	2,987,352
Rolls-Royce PLC
Ω 3.625%, 10/14/25		5,720	5,405,400
3.375%, 06/18/26	GBP	800	908,013
Royalty Pharma PLC
3.300%, 09/02/40		900	656,615
Smith & Nephew PLC
2.032%, 10/14/30		600	489,202
Southern Gas Networks PLC
1.250%, 12/02/31	GBP	4,200	3,831,699
Transport for London
4.000%, 09/12/33	GBP	5,900	6,731,610
Unilever Finance Netherlands BV
1.375%, 07/31/29	EUR	700	694,051

		Face Amount^ (000)	Value†
UNITED KINGDOM — (Continued)
United Kingdom Gilt
0.625%, 07/31/35	GBP	37,000	$31,949,056
Vodafone Group PLC
1.500%, 07/24/27	EUR	1,750	1,795,981
4.200%, 12/13/27	AUD	1,800	1,155,464
7.875%, 02/15/30		77	90,039
6.150%, 02/27/37		5,000	5,386,463

TOTAL UNITED KINGDOM			149,449,846

UNITED STATES — (47.0%)
7-Eleven, Inc.
Ω 1.800%, 02/10/31		209	167,214
AbbVie, Inc.
3.800%, 03/15/25		29	28,509
2.625%, 11/15/28	EUR	3,416	3,563,481
2.125%, 06/01/29	EUR	1,500	1,513,753
Advance Auto Parts, Inc.
3.900%, 04/15/30		1,400	1,284,306
3.500%, 03/15/32		2,600	2,242,277
AECOM
5.125%, 03/15/27		5,660	5,544,366
Aetna, Inc.
6.750%, 12/15/37		700	780,961
Affiliated Managers Group, Inc.
3.300%, 06/15/30		3,100	2,688,957
Alabama Power Co.
2.800%, 04/01/25		30	28,930
Allstate Corp.
5.950%, 04/01/36		600	671,512
Ally Financial, Inc.
8.000%, 11/01/31		7,775	8,201,199
Altria Group, Inc.
2.200%, 06/15/27	EUR	4,700	4,791,807
4.800%, 02/14/29		598	593,801
3.400%, 05/06/30		400	356,586
3.125%, 06/15/31	EUR	3,000	2,840,100
2.450%, 02/04/32		612	486,792
Amazon.com, Inc.
# 1.650%, 05/12/28		5,825	5,184,763
2.875%, 05/12/41		4,000	3,140,641
American International Group, Inc.
3.900%, 04/01/26		22	21,486
1.875%, 06/21/27	EUR	4,075	4,109,732
American Medical Systems Europe BV
1.625%, 03/08/31	EUR	1,000	936,001
American Tower Corp.
0.875%, 05/21/29	EUR	1,000	900,561
0.950%, 10/05/30	EUR	2,000	1,734,682
1.000%, 01/15/32	EUR	3,247	2,680,147
# 4.050%, 03/15/32		2,725	2,526,882

82

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
American Water Capital Corp.
3.850%, 03/01/24		25	$24,774
Ameriprise Financial, Inc.
4.000%, 10/15/23		43	42,724
4.500%, 05/13/32		3,000	2,911,433
AmerisourceBergen Corp.
3.400%, 05/15/24		433	424,977
2.800%, 05/15/30		900	792,357
Amgen, Inc.
3.125%, 05/01/25		37	35,950
2.600%, 08/19/26		28	26,345
4.000%, 09/13/29	GBP	1,836	2,171,627
2.450%, 02/21/30		350	306,175
2.300%, 02/25/31		2,313	1,959,647
3.350%, 02/22/32		1,655	1,498,518
3.150%, 02/21/40		2,000	1,556,425
4.950%, 10/01/41		1,500	1,424,844
Amphenol Technologies Holding GmbH
2.000%, 10/08/28	EUR	4,000	4,097,007
Aon Corp.
4.500%, 12/15/28		1,160	1,146,480
3.750%, 05/02/29		5,000	4,792,867
2.800%, 05/15/30		4,425	3,895,019
Aon Global Ltd.
4.000%, 11/27/23		47	46,565
3.500%, 06/14/24		107	105,082
2.875%, 05/14/26	EUR	1,400	1,489,686
Apache Corp.
6.000%, 01/15/37		500	470,000
Apple, Inc.
2.500%, 02/09/25		53	51,415
2.450%, 08/04/26		200	190,833
3.000%, 06/20/27		64	61,868
Ares Capital Corp.
4.200%, 06/10/24		6,000	5,847,867
# 3.875%, 01/15/26		4,000	3,728,404
3.200%, 11/15/31		3,700	2,866,866
Arizona Public Service Co.
2.600%, 08/15/29		3,900	3,425,846
2.200%, 12/15/31		500	402,048
5.050%, 09/01/41		700	657,822
Arrow Electronics, Inc.
3.875%, 01/12/28		2,203	2,074,492
Ashland LLC
Ω 3.375%, 09/01/31		12,270	10,151,584
Ashtead Capital, Inc.
Ω 2.450%, 08/12/31		300	238,800
Ω 5.500%, 08/11/32		1,000	987,728
Assurant, Inc.
2.650%, 01/15/32		3,750	2,860,578
AT&T, Inc.
1.800%, 09/05/26	EUR	800	831,714

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
4.375%, 09/14/29	GBP	500	$596,523
2.600%, 12/17/29	EUR	1,463	1,505,586
3.550%, 12/17/32	EUR	1,500	1,591,695
2.550%, 12/01/33		931	749,518
4.850%, 03/01/39		1,700	1,595,230
3.500%, 06/01/41		255	200,911
Autodesk, Inc.
3.500%, 06/15/27		2,639	2,554,485
AutoNation, Inc.
# 2.400%, 08/01/31		7,300	5,636,130
3.850%, 03/01/32		8,000	6,763,348
AutoZone, Inc.
3.250%, 04/15/25		72	69,776
Avnet, Inc.
4.625%, 04/15/26		65	64,001
3.000%, 05/15/31		555	452,967
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27		1,729	1,643,941
Ball Corp.
2.875%, 08/15/30		7,865	6,589,128
Baltimore Gas & Electric Co.
2.400%, 08/15/26		8	7,524
Bank of America Corp.
4.000%, 04/01/24		72	71,190
7.000%, 07/31/28	GBP	1,500	2,026,487
5.875%, 02/07/42		4,300	4,632,045
Bath & Body Works, Inc.
# 5.250%, 02/01/28		2,000	1,912,010
Baxter International, Inc.
2.600%, 08/15/26		49	45,823
1.300%, 05/15/29	EUR	1,300	1,222,671
Belo Corp.
7.250%, 09/15/27		1,000	946,213
Berkshire Hathaway Finance Corp.
1.450%, 10/15/30		100	83,264
2.000%, 03/18/34	EUR	6,500	6,098,686
Berkshire Hathaway, Inc.
1.125%, 03/16/27	EUR	4,600	4,640,646
0.440%, 09/13/29	JPY	2,020,000	14,206,442
0.437%, 04/15/31	JPY	2,050,000	14,210,106
0.472%, 01/23/32	JPY	1,100,000	7,586,179
Biogen, Inc.
2.250%, 05/01/30		2,866	2,438,789
Black Hills Corp.
4.350%, 05/01/33		2,250	2,084,291
BlackRock, Inc.
3.250%, 04/30/29		3,228	3,093,014
2.400%, 04/30/30		54	47,873

83

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Block Financial LLC
2.500%, 07/15/28		1,500	$1,296,231
Block, Inc.
# 3.500%, 06/01/31		11,932	9,720,944
Boardwalk Pipelines LP
3.600%, 09/01/32		1,700	1,483,961
Boeing Co.
2.500%, 03/01/25		75	71,469
2.600%, 10/30/25		42	39,644
2.950%, 02/01/30		2,000	1,775,251
Booking Holdings, Inc.
1.800%, 03/03/27	EUR	800	830,665
4.625%, 04/13/30		5,182	5,209,950
4.750%, 11/15/34	EUR	5,000	5,852,326
BorgWarner, Inc.
1.000%, 05/19/31	EUR	1,600	1,348,063
Boston Properties LP
3.400%, 06/21/29		200	169,720
2.450%, 10/01/33		3,000	2,157,640
BP Capital Markets America, Inc.
2.721%, 01/12/32		6,650	5,818,224
Brighthouse Financial, Inc.
# 5.625%, 05/15/30		749	731,553
Brixmor Operating Partnership LP
2.500%, 08/16/31		2,550	2,005,534
Broadcom, Inc.
4.300%, 11/15/32		2,700	2,475,635
Ω 3.419%, 04/15/33		1,000	841,641
Ω 3.137%, 11/15/35		205	158,703
Ω 3.500%, 02/15/41		9,600	7,201,615
Broadstone Net Lease LLC
2.600%, 09/15/31		7,685	5,638,710
Brown & Brown, Inc.
4.200%, 09/15/24		54	53,360
4.500%, 03/15/29		1,800	1,726,690
Brown-Forman Corp.
1.200%, 07/07/26	EUR	2,000	2,037,445
2.600%, 07/07/28	GBP	1,100	1,253,484
Brunswick Corp.
2.400%, 08/18/31		2,700	2,063,333
4.400%, 09/15/32		10,000	8,844,508
Bunge Ltd. Finance Corp.
3.750%, 09/25/27		2,900	2,795,691
Camden Property Trust
2.800%, 05/15/30		5,588	4,867,355
Campbell Soup Co.
3.300%, 03/19/25		47	45,689
# 2.375%, 04/24/30		1,460	1,256,920
Capital One Financial Corp.
3.750%, 04/24/24		54	52,841
3.800%, 01/31/28		4,400	4,110,145
1.650%, 06/12/29	EUR	8,515	7,298,976

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Cboe Global Markets, Inc.
1.625%, 12/15/30		364	$294,258
Celanese U.S. Holdings LLC
0.625%, 09/10/28	EUR	2,000	1,712,640
Charles Schwab Corp.
2.750%, 10/01/29		2,000	1,728,677
Chemours Co.
# 5.375%, 05/15/27		1,600	1,486,983
Choice Hotels International, Inc.
3.700%, 12/01/29		1,500	1,360,804
Chubb INA Holdings, Inc.
3.350%, 05/15/24		60	59,017
1.550%, 03/15/28	EUR	4,900	4,897,921
0.875%, 12/15/29	EUR	4,000	3,657,340
1.400%, 06/15/31	EUR	1,500	1,363,632
Cigna Group
2.375%, 03/15/31		2,000	1,694,994
4.800%, 08/15/38		3,459	3,356,234
Citigroup, Inc.
3.875%, 10/25/23		33	32,752
1.500%, 10/26/28	EUR	1,900	1,839,551
5.875%, 01/30/42		4,000	4,266,003
CMS Energy Corp.
3.600%, 11/15/25		37	35,679
3.000%, 05/15/26		58	55,250
CNO Financial Group, Inc.
5.250%, 05/30/25		2,220	2,199,363
5.250%, 05/30/29		2,000	1,903,583
Coca-Cola Co.
1.250%, 03/08/31	EUR	1,500	1,409,019
Comcast Corp.
0.250%, 09/14/29	EUR	1,000	905,643
0.750%, 02/20/32	EUR	4,700	4,116,443
4.250%, 01/15/33		3,650	3,572,087
4.400%, 08/15/35		1,000	980,679
4.600%, 10/15/38		5,000	4,830,512
Comerica, Inc.
4.000%, 02/01/29		3,400	2,907,756
Conagra Brands, Inc.
5.300%, 11/01/38		2,000	1,975,378
ConocoPhillips Co.
6.950%, 04/15/29		400	451,652
Consolidated Edison Co. of New York, Inc.
3.300%, 12/01/24		15	14,570
3.350%, 04/01/30		3,200	2,971,048
5.500%, 12/01/39		755	766,043
Continental Resources, Inc.
Ω 5.750%, 01/15/31		3,000	2,933,406
Ω 2.875%, 04/01/32		3,000	2,358,317
Corporate Office Properties LP
2.750%, 04/15/31		2,000	1,519,550

84

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
2.900%, 12/01/33		2,875	$2,007,224
Cox Communications, Inc.
Ω 3.850%, 02/01/25		79	77,138
Ω 3.500%, 08/15/27		800	759,448
Ω 4.800%, 02/01/35		8,000	7,392,147
Ω 8.375%, 03/01/39		2,225	2,746,094
CVS Health Corp.
3.375%, 08/12/24		174	170,693
3.250%, 08/15/29		800	737,054
Deere & Co.
5.375%, 10/16/29		5	5,328
Dentsply Sirona, Inc.
3.250%, 06/01/30		5,000	4,437,737
Devon Energy Corp.
4.750%, 05/15/42		1,000	878,567
DH Europe Finance II Sarl
0.750%, 09/18/31	EUR	2,335	2,062,765
DH Europe Finance Sarl
1.200%, 06/30/27	EUR	1,300	1,313,329
Dick’s Sporting Goods, Inc.
3.150%, 01/15/32		12,700	10,529,996
Digital Dutch Finco BV
1.250%, 02/01/31	EUR	1,050	867,177
Discovery Communications LLC
3.900%, 11/15/24		63	61,391
3.450%, 03/15/25		66	63,706
1.900%, 03/19/27	EUR	5,700	5,808,464
# 3.625%, 05/15/30		3,000	2,670,683
Dollar General Corp.
4.150%, 11/01/25		13	12,840
Dominion Energy, Inc.
3.900%, 10/01/25		117	114,681
4.900%, 08/01/41		1,500	1,378,774
Dover Corp.
1.250%, 11/09/26	EUR	3,100	3,180,981
Dow Chemical Co.
1.125%, 03/15/32	EUR	1,932	1,668,682
4.250%, 10/01/34		2,405	2,255,395
DPL, Inc.
4.125%, 07/01/25		940	903,575
4.350%, 04/15/29		6,075	5,475,070
Duke Energy Corp.
3.850%, 06/15/34	EUR	5,000	5,070,946
3.300%, 06/15/41		1,250	955,683
DXC Technology Co.
1.750%, 01/15/26	EUR	2,350	2,419,312
Eagle Materials, Inc.
2.500%, 07/01/31		500	407,462
Eastman Chemical Co.
3.800%, 03/15/25		51	49,806
1.875%, 11/23/26	EUR	5,000	5,214,876
Eaton Capital UnLtd Co.
0.577%, 03/08/30	EUR	1,000	902,831

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Eaton Corp.
4.000%, 11/02/32		500	$480,430
Edison International
4.125%, 03/15/28		995	949,925
EIDP, Inc.
2.300%, 07/15/30		600	517,742
Elevance Health, Inc.
3.500%, 08/15/24		58	56,919
2.550%, 03/15/31		4,000	3,449,723
4.625%, 05/15/42		1,000	930,322
4.650%, 01/15/43		2,000	1,880,846
Eli Lilly & Co.
2.125%, 06/03/30	EUR	3,000	3,083,664
Emerson Electric Co.
3.150%, 06/01/25		62	60,749
2.000%, 10/15/29	EUR	3,000	3,059,156
Energy Transfer LP
4.750%, 01/15/26		2,366	2,345,495
3.750%, 05/15/30		4,050	3,723,530
EnerSys
Ω 4.375%, 12/15/27		3,700	3,459,500
Entergy Corp.
2.800%, 06/15/30		2,000	1,757,852
Enterprise Products Operating LLC
3.900%, 02/15/24		24	23,741
3.700%, 02/15/26		62	60,835
EOG Resources, Inc.
4.375%, 04/15/30		100	100,297
EPR Properties
4.950%, 04/15/28		1,500	1,338,489
3.750%, 08/15/29		7,600	6,060,850
3.600%, 11/15/31		6,000	4,667,073
EQM Midstream Partners LP
Ω 4.750%, 01/15/31		6,000	4,917,427
Equifax, Inc.
3.250%, 06/01/26		900	861,158
3.100%, 05/15/30		4,800	4,210,440
Equinix, Inc.
2.500%, 05/15/31		1,145	945,859
Equitable Holdings, Inc.
4.350%, 04/20/28		800	770,826
Exelon Corp.
3.950%, 06/15/25		27	26,479
Expedia Group, Inc.
3.250%, 02/15/30		2,500	2,197,082
Exxon Mobil Corp.
0.524%, 06/26/28	EUR	3,000	2,853,118
0.835%, 06/26/32	EUR	3,000	2,564,153
FedEx Corp.
1.625%, 01/11/27	EUR	2,000	2,038,661
3.400%, 02/15/28		1,000	951,811
3.100%, 08/05/29		510	470,454

85

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
0.950%, 05/04/33	EUR	3,900	$3,186,453
4.900%, 01/15/34		1,300	1,296,675
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25		8,000	7,929,026
Fidelity National Financial, Inc.
3.400%, 06/15/30		2,907	2,572,490
2.450%, 03/15/31		2,350	1,918,203
Fidelity National Information Services, Inc.
2.000%, 05/21/30	EUR	3,000	2,867,431
3.360%, 05/21/31	GBP	3,143	3,416,989
Fiserv, Inc.
1.625%, 07/01/30	EUR	10,300	9,707,291
3.000%, 07/01/31	GBP	2,000	2,115,317
Five Corners Funding Trust II
Ω 2.850%, 05/15/30		1,500	1,304,162
Flowserve Corp.
3.500%, 10/01/30		300	264,754
2.800%, 01/15/32		13,730	11,103,013
Ford Motor Co.
3.250%, 02/12/32		2,000	1,551,033
Ford Motor Credit Co. LLC
4.134%, 08/04/25		4,000	3,785,148
5.113%, 05/03/29		2,601	2,423,537
4.000%, 11/13/30		1,113	954,360
3.625%, 06/17/31		1,000	824,360
Fortune Brands Innovations, Inc.
4.000%, 03/25/32		500	449,755
Fox Corp.
4.709%, 01/25/29		279	274,055
5.476%, 01/25/39		1,000	947,711
GATX Corp.
3.250%, 03/30/25		60	57,706
3.250%, 09/15/26		32	30,161
3.500%, 03/15/28		500	464,629
3.500%, 06/01/32		3,065	2,719,321
General Mills, Inc.
# 3.200%, 02/10/27		1,007	971,853
1.500%, 04/27/27	EUR	2,000	2,028,951
General Motors Co.
6.125%, 10/01/25		2,000	2,035,633
# 4.200%, 10/01/27		1,400	1,343,345
6.800%, 10/01/27		1,035	1,093,936
5.150%, 04/01/38		1,000	895,587
General Motors Financial Co., Inc.
5.250%, 03/01/26		178	177,877
4.350%, 01/17/27		1,058	1,023,838
3.600%, 06/21/30		1,000	876,355
2.700%, 06/10/31		2,500	2,005,873

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
3.100%, 01/12/32		1,000	$816,848
Georgia Power Co.
3.250%, 03/30/27		154	146,841
Georgia-Pacific LLC
Ω 2.300%, 04/30/30		1,000	865,546
Gilead Sciences, Inc.
5.650%, 12/01/41		7,700	8,258,336
GlaxoSmithKline Capital PLC
5.250%, 12/19/33	GBP	1,388	1,842,340
Glencore Funding LLC
#Ω 2.850%, 04/27/31		3,000	2,533,805
Global Payments, Inc.
4.800%, 04/01/26		69	68,225
2.900%, 05/15/30		2,900	2,485,384
GLP Capital LP/GLP Financing II, Inc.
5.300%, 01/15/29		5,500	5,304,695
3.250%, 01/15/32		1,000	820,009
Goldman Sachs Group, Inc.
4.000%, 03/03/24		250	246,876
1.625%, 07/27/26	EUR	1,175	1,210,990
2.000%, 03/22/28	EUR	2,000	2,012,595
3.800%, 03/15/30		950	892,145
1.875%, 12/16/30	GBP	3,000	2,949,588
3.000%, 02/12/31	EUR	500	508,168
0.750%, 03/23/32	EUR	6,379	5,167,738
# 6.125%, 02/15/33		2,484	2,698,945
Goodyear Tire & Rubber Co.
# 4.875%, 03/15/27		2,739	2,587,122
Graphic Packaging International LLC
Ω 4.750%, 07/15/27		1,151	1,107,700
Ω 3.500%, 03/15/28		2,879	2,609,342
Ω 3.750%, 02/01/30		4,540	4,058,419
Halliburton Co.
3.800%, 11/15/25		48	47,115
2.920%, 03/01/30		300	268,736
Hanesbrands, Inc.
#Ω 4.875%, 05/15/26		7,800	7,350,812
Harley-Davidson, Inc.
# 3.500%, 07/28/25		42	40,240
Hasbro, Inc.
# 3.500%, 09/15/27		3,135	2,977,074
6.350%, 03/15/40		1,350	1,366,625
HAT Holdings I LLC/HAT Holdings II LLC
Ω 3.750%, 09/15/30		5,400	4,244,451
HCA, Inc.
3.500%, 09/01/30		725	652,567
7.500%, 11/06/33		273	306,222

86

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω 2.200%, 06/01/30		2,800	$2,350,702
Healthcare Realty Holdings LP
2.000%, 03/15/31		1,600	1,249,374
Home Depot, Inc.
5.875%, 12/16/36		2,000	2,255,838
Honeywell International, Inc.
2.250%, 02/22/28	EUR	3,905	4,077,689
Howmet Aerospace, Inc.
6.875%, 05/01/25		32	32,957
6.750%, 01/15/28		700	737,711
5.950%, 02/01/37		500	508,781
HP, Inc.
3.400%, 06/17/30		1,601	1,418,856
# 6.000%, 09/15/41		10,400	10,546,984
Humana, Inc.
3.850%, 10/01/24		91	89,566
Huntsman International LLC
4.500%, 05/01/29		5,550	5,216,003
Hyatt Hotels Corp.
4.375%, 09/15/28		5,300	5,135,859
Intel Corp.
5.625%, 02/10/43		6,000	6,157,644
Intercontinental Exchange, Inc.
1.850%, 09/15/32		2,000	1,591,540
International Business Machines Corp.
1.750%, 03/07/28	EUR	1,000	1,019,434
3.500%, 05/15/29		800	750,654
1.500%, 05/23/29	EUR	500	494,158
0.875%, 02/09/30	EUR	2,900	2,694,174
1.950%, 05/15/30		400	337,333
1.750%, 01/31/31	EUR	2,123	2,051,381
0.650%, 02/11/32	EUR	13,860	11,873,573
International Flavors & Fragrances, Inc.
Ω 3.268%, 11/15/40		1,500	1,070,635
Interpublic Group of Cos., Inc.
4.200%, 04/15/24		274	270,190
4.650%, 10/01/28		500	491,185
Invitation Homes Operating Partnership LP
2.000%, 08/15/31		1,000	770,652
2.700%, 01/15/34		2,100	1,618,228
J M Smucker Co.
3.500%, 03/15/25		58	56,633
Jabil, Inc.
3.600%, 01/15/30		1,883	1,732,520

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Jackson Financial, Inc.
3.125%, 11/23/31		1,671	$1,348,019
Janus Henderson U.S. Holdings, Inc.
4.875%, 08/01/25		106	104,230
Jefferies Financial Group, Inc.
4.850%, 01/15/27		57	56,001
2.625%, 10/15/31		1,200	966,956
2.750%, 10/15/32		1,000	792,962
John Deere Cash Management Sarl
2.200%, 04/02/32	EUR	2,000	2,035,660
Johnson & Johnson
# 2.450%, 03/01/26		38	36,500
2.950%, 03/03/27		100	96,897
JPMorgan Chase & Co.
5.500%, 10/15/40		700	725,584
5.600%, 07/15/41		3,000	3,128,670
5.400%, 01/06/42		4,500	4,644,224
Juniper Networks, Inc.
3.750%, 08/15/29		4,000	3,762,909
2.000%, 12/10/30		750	600,005
KB Home
4.000%, 06/15/31		6,540	5,658,539
Kellogg Co.
3.250%, 04/01/26		661	637,536
7.450%, 04/01/31		61	70,600
Kemper Corp.
2.400%, 09/30/30		5,200	4,191,382
3.800%, 02/23/32		3,500	3,025,825
Kilroy Realty LP
2.500%, 11/15/32		10,500	7,110,596
Kimco Realty OP LLC
1.900%, 03/01/28		400	344,668
Kinder Morgan Energy Partners LP
6.950%, 01/15/38		3,300	3,731,460
Kraft Heinz Foods Co.
2.250%, 05/25/28	EUR	200	205,784
Kroger Co.
# 3.700%, 08/01/27		3,394	3,299,665
7.500%, 04/01/31		90	104,716
6.900%, 04/15/38		1,500	1,716,899
Laboratory Corp. of America Holdings
4.000%, 11/01/23		45	44,615
Las Vegas Sands Corp.
3.900%, 08/08/29		9,721	8,873,834
Lazard Group LLC
4.500%, 09/19/28		1,800	1,733,285
Lear Corp.
3.800%, 09/15/27		2,076	1,987,201
4.250%, 05/15/29		1,000	955,731

87

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Legg Mason, Inc.
3.950%, 07/15/24		55	$54,092
4.750%, 03/15/26		23	22,789
Liberty Mutual Group, Inc.
2.750%, 05/04/26	EUR	5,200	5,504,984
Ω 4.569%, 02/01/29		78	75,249
Lincoln National Corp.
3.050%, 01/15/30		7,900	6,451,422
# 3.400%, 01/15/31		127	102,273
Linde Finance BV
0.550%, 05/19/32	EUR	5,000	4,317,554
Lockheed Martin Corp.
4.500%, 05/15/36		700	697,862
Loews Corp.
2.625%, 05/15/23		44	43,948
3.200%, 05/15/30		1,000	906,514
Lowe’s Cos., Inc.
3.375%, 09/15/25		61	59,279
LYB International Finance II BV
1.625%, 09/17/31	EUR	6,500	5,924,870
Marathon Petroleum Corp.
3.625%, 09/15/24		96	94,087
Markel Corp.
3.350%, 09/17/29		4,300	3,948,536
Marriott International, Inc.
3.750%, 03/15/25		1,500	1,463,290
4.000%, 04/15/28		5,901	5,709,547
4.650%, 12/01/28		650	643,527
2.750%, 10/15/33		250	202,876
Mars, Inc.
Ω 3.600%, 04/01/34		595	545,384
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24		97	95,176
1.349%, 09/21/26	EUR	6,000	6,088,507
4.375%, 03/15/29		400	397,524
2.250%, 11/15/30		1,650	1,408,759
2.375%, 12/15/31		1,900	1,588,743
Masonite International Corp.
Ω 3.500%, 02/15/30		10,200	8,734,629
McDonald’s Corp.
5.875%, 04/23/32	GBP	750	1,005,315
McKesson Corp.
3.125%, 02/17/29	GBP	4,420	4,936,694
Medtronic Global Holdings SCA
1.625%, 03/07/31	EUR	4,600	4,422,102
1.000%, 07/02/31	EUR	4,000	3,633,327
Mercedes-Benz Finance North America LLC
8.500%, 01/18/31		1,304	1,660,975
Merck & Co., Inc.
2.750%, 02/10/25		136	132,303
MetLife, Inc.
3.600%, 04/10/24		189	185,965

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
4.550%, 03/23/30		100	$100,223
# 6.500%, 12/15/32		281	316,947
6.375%, 06/15/34		2,200	2,484,882
MGM Resorts International
5.750%, 06/15/25		2,928	2,920,364
4.625%, 09/01/26		2,693	2,575,989
Micron Technology, Inc.
5.327%, 02/06/29		550	547,683
2.703%, 04/15/32		500	400,443
Microsoft Corp.
4.200%, 11/03/35		900	917,169
# 5.300%, 02/08/41		17,500	19,592,477
Molina Healthcare, Inc.
Ω 3.875%, 11/15/30		6,000	5,292,797
Ω 3.875%, 05/15/32		4,850	4,156,366
Molson Coors Beverage Co.
1.250%, 07/15/24	EUR	1,200	1,278,859
Mondelez International, Inc.
1.625%, 03/08/27	EUR	2,500	2,549,654
Morgan Stanley
1.375%, 10/27/26	EUR	2,550	2,599,417
1.875%, 04/27/27	EUR	2,906	2,962,156
7.250%, 04/01/32		1,500	1,769,219
Morgan Stanley Domestic Holdings, Inc.
3.800%, 08/24/27		200	191,995
4.500%, 06/20/28		3,297	3,285,809
Mosaic Co.
4.050%, 11/15/27		866	840,662
Motorola Solutions, Inc.
4.600%, 02/23/28		100	99,208
4.600%, 05/23/29		260	255,779
MPLX LP
4.125%, 03/01/27		2,876	2,807,815
4.000%, 03/15/28		1,500	1,449,225
4.500%, 04/15/38		3,500	3,142,139
Mylan, Inc.
4.200%, 11/29/23		52	51,458
Nasdaq, Inc.
1.750%, 03/28/29	EUR	5,924	5,810,132
0.900%, 07/30/33	EUR	1,000	809,192
National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32		1,232	1,490,796
Netflix, Inc.
5.875%, 11/15/28		1,300	1,365,771
Ω 5.375%, 11/15/29		1,000	1,022,305
NewMarket Corp.
2.700%, 03/18/31		3,255	2,739,522

88

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
NextEra Energy Capital Holdings, Inc.
3.550%, 05/01/27		784	$756,694
NextEra Energy Operating Partners LP
Ω 4.500%, 09/15/27		4,700	4,418,000
Nordstrom, Inc.
# 4.000%, 03/15/27		1,500	1,288,980
# 4.375%, 04/01/30		2,300	1,798,738
Norfolk Southern Corp.
2.900%, 06/15/26		526	501,854
NOV, Inc.
3.600%, 12/01/29		5,000	4,582,954
Nucor Corp.
2.700%, 06/01/30		400	352,920
3.125%, 04/01/32		7,300	6,486,585
NuStar Logistics LP
5.625%, 04/28/27		432	412,217
Nuveen Finance LLC
Ω 4.125%, 11/01/24		32	31,193
Omnicom Group, Inc.
4.200%, 06/01/30		300	289,651
OneMain Finance Corp.
6.875%, 03/15/25		3,500	3,423,982
7.125%, 03/15/26		5,000	4,872,706
ONEOK, Inc.
4.000%, 07/13/27		77	74,145
4.550%, 07/15/28		1,766	1,733,813
4.350%, 03/15/29		3,073	2,939,373
6.350%, 01/15/31		2,000	2,115,073
Oracle Corp.
4.300%, 07/08/34		500	461,044
3.800%, 11/15/37		2,000	1,673,278
6.125%, 07/08/39		1,400	1,477,067
3.600%, 04/01/40		2,000	1,553,055
5.375%, 07/15/40		1,100	1,059,717
3.650%, 03/25/41		6,000	4,653,132
Owens Corning
3.875%, 06/01/30		583	547,474
Paramount Global
7.875%, 07/30/30		2,013	2,220,415
# 4.950%, 01/15/31		500	464,489
# 4.200%, 05/19/32		3,000	2,581,713
5.500%, 05/15/33		400	377,253
Parker-Hannifin Corp.
3.300%, 11/21/24		71	69,487
3.250%, 06/14/29		2,550	2,377,462
Penske Truck Leasing Co. Lp/PTL Finance Corp.
Ω 3.400%, 11/15/26		1,589	1,492,288
PepsiCo, Inc.
0.875%, 07/18/28	EUR	1,500	1,466,964
PerkinElmer, Inc.
3.300%, 09/15/29		1,100	996,776

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Perrigo Finance Unlimited Co.
4.375%, 03/15/26		2,500	$2,403,467
Pfizer, Inc.
1.700%, 05/28/30		2,200	1,862,767
3.900%, 03/15/39		400	365,636
Philip Morris International, Inc.
3.250%, 11/10/24		68	66,514
0.125%, 08/03/26	EUR	2,500	2,479,248
2.875%, 05/14/29	EUR	2,650	2,781,837
3.375%, 08/15/29		1,600	1,484,384
0.800%, 08/01/31	EUR	3,200	2,657,530
Piedmont Operating Partnership LP
3.150%, 08/15/30		5,300	4,003,011
Plains All American Pipeline LP/PAA Finance Corp.
3.800%, 09/15/30		5,000	4,524,314
6.700%, 05/15/36		800	824,153
6.650%, 01/15/37		1,700	1,767,699
PNC Financial Services Group, Inc.
2.550%, 01/22/30		4,600	3,941,667
PPG Industries, Inc.
1.400%, 03/13/27	EUR	1,800	1,825,441
2.800%, 08/15/29		947	854,304
2.550%, 06/15/30		6,000	5,209,318
Primerica, Inc.
2.800%, 11/19/31		4,350	3,670,465
Principal Financial Group, Inc.
3.125%, 05/15/23		52	51,952
3.700%, 05/15/29		2,800	2,657,587
6.050%, 10/15/36		500	528,673
4.625%, 09/15/42		1,000	881,109
Progress Energy, Inc.
7.750%, 03/01/31		1,130	1,321,112
7.000%, 10/30/31		630	707,675
Prologis Euro Finance LLC
0.625%, 09/10/31	EUR	1,493	1,236,107
0.500%, 02/16/32	EUR	11,500	9,283,274
Prologis LP
2.250%, 04/15/30		104	89,585
Public Service Enterprise Group, Inc.
8.625%, 04/15/31		575	689,291
Public Storage
0.875%, 01/24/32	EUR	9,400	7,751,515
PulteGroup, Inc.
5.500%, 03/01/26		759	766,432
5.000%, 01/15/27		2,763	2,765,637
6.000%, 02/15/35		800	829,245
Quanta Services, Inc.
2.900%, 10/01/30		301	261,097

89

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Quest Diagnostics, Inc.
3.500%, 03/30/25		4	$3,895
4.200%, 06/30/29		925	908,822
Radian Group, Inc.
4.500%, 10/01/24		6,000	5,790,000
Ralph Lauren Corp.
2.950%, 06/15/30		4,872	4,394,619
Rayonier LP
2.750%, 05/17/31		3,185	2,648,780
Raytheon Technologies Corp.
2.250%, 07/01/30		400	345,717
4.450%, 11/16/38		1,000	952,266
Realty Income Corp.
5.875%, 03/15/35		156	159,821
Reinsurance Group of America, Inc.
4.700%, 09/15/23		45	44,871
Rockwell Automation, Inc.
# 2.875%, 03/01/25		67	64,998
Royalty Pharma PLC
2.150%, 09/02/31		1,600	1,276,639
Sabra Health Care LP
3.900%, 10/15/29		8,230	6,859,503
3.200%, 12/01/31		3,658	2,745,315
Schlumberger Finance BV
0.500%, 10/15/31	EUR	5,600	4,826,775
2.000%, 05/06/32	EUR	2,900	2,801,786
Seagate HDD Cayman
4.091%, 06/01/29		1,900	1,647,376
4.125%, 01/15/31		9,500	7,885,000
# 5.750%, 12/01/34		2,800	2,485,196
Sealed Air Corp.
#Ω 4.000%, 12/01/27		1,600	1,495,255
Ω 6.875%, 07/15/33		3,492	3,709,517
Sempra Energy
3.800%, 02/01/38		1,253	1,100,095
Sensata Technologies, Inc.
Ω 4.375%, 02/15/30		5,000	4,554,375
Simon Property Group LP
2.450%, 09/13/29		6,500	5,666,401
2.650%, 07/15/30		7,264	6,240,180
2.250%, 01/15/32		500	398,000
Southern Power Co.
1.850%, 06/20/26	EUR	1,200	1,246,431
Southwest Airlines Co.
3.000%, 11/15/26		1,107	1,040,954
Southwest Gas Corp.
2.200%, 06/15/30		900	745,474
Steel Dynamics, Inc.
3.250%, 01/15/31		700	623,710
Steelcase, Inc.
5.125%, 01/18/29		5,542	4,932,546
Stellantis Finance US, Inc.
Ω 2.691%, 09/15/31		800	651,596

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
STORE Capital Corp.
4.625%, 03/15/29		1,200	$1,065,879
Stryker Corp.
3.375%, 05/15/24		6	5,889
2.125%, 11/30/27	EUR	7,009	7,286,688
Sutter Health
2.294%, 08/15/30		2,400	2,029,707
Tanger Properties LP
2.750%, 09/01/31		1,000	726,352
Tapestry, Inc.
3.050%, 03/15/32		1,800	1,490,628
Targa Resources Corp.
4.200%, 02/01/33		1,500	1,362,776
Taylor Morrison Communities, Inc.
Ω 5.875%, 06/15/27		100	99,711
Ω 5.750%, 01/15/28		5,000	4,954,050
Ω 5.125%, 08/01/30		2,100	1,969,183
Teledyne FLIR LLC
2.500%, 08/01/30		2,000	1,684,270
Textron, Inc.
2.450%, 03/15/31		750	636,252
Thermo Fisher Scientific Finance I BV
0.800%, 10/18/30	EUR	3,000	2,727,904
Thermo Fisher Scientific, Inc.
1.450%, 03/16/27	EUR	1,000	1,026,876
1.375%, 09/12/28	EUR	1,315	1,315,552
0.875%, 10/01/31	EUR	8,300	7,379,359
2.375%, 04/15/32	EUR	4,821	4,819,444
Timken Co.
4.125%, 04/01/32		600	554,714
Toll Brothers Finance Corp.
4.875%, 03/15/27		1,800	1,764,556
4.350%, 02/15/28		4,018	3,846,795
# 3.800%, 11/01/29		4,000	3,647,780
Travelers Cos., Inc.
6.250%, 06/15/37		1,200	1,359,863
5.350%, 11/01/40		500	526,696
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, 06/15/24		3,400	3,391,500
TWDC Enterprises 18 Corp.
4.125%, 12/01/41		545	490,990
U.S. Cellular Corp.
6.700%, 12/15/33		800	728,000
Under Armour, Inc.
3.250%, 06/15/26		6,250	5,736,529
UnitedHealth Group, Inc.
4.625%, 07/15/35		1,000	1,009,321
Unum Group
3.875%, 11/05/25		23	22,268
4.000%, 06/15/29		5,100	4,900,339

90

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		2,173	$2,079,121
3.125%, 11/22/28	EUR	3,400	3,467,388
Verizon Communications, Inc.
1.375%, 10/27/26	EUR	1,500	1,540,001
4.329%, 09/21/28		200	197,881
1.375%, 11/02/28	EUR	2,000	1,964,384
4.016%, 12/03/29		183	175,725
2.625%, 12/01/31	EUR	2,500	2,530,498
2.355%, 03/15/32		53	43,510
4.750%, 02/17/34	GBP	1,500	1,811,839
VF Corp.
# 2.950%, 04/23/30		2,166	1,835,764
Viatris, Inc.
3.850%, 06/22/40		12,500	8,632,294
VMware, Inc.
3.900%, 08/21/27		3,521	3,390,966
Vontier Corp.
2.950%, 04/01/31		13,875	10,927,962
Vornado Realty LP
3.400%, 06/01/31		4,650	3,304,920
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		1,064	1,022,819
2.125%, 11/20/26	EUR	2,700	2,794,945
# 3.200%, 04/15/30		330	291,449
Walmart, Inc.
5.250%, 09/28/35	GBP	4,886	6,465,277
Walt Disney Co.
# 3.800%, 03/22/30		1,496	1,447,261
6.400%, 12/15/35		300	346,647
4.625%, 03/23/40		1,500	1,470,113
3.500%, 05/13/40		500	425,125
Waste Management, Inc.
2.950%, 06/01/41		1,000	767,450
WEC Energy Group, Inc.
3.550%, 06/15/25		12	11,598
Wells Fargo & Co.
3.000%, 02/19/25		190	183,828
3.000%, 04/22/26		32	30,473
2.000%, 04/27/26	EUR	800	833,962
1.375%, 10/26/26	EUR	3,500	3,533,094
1.000%, 02/02/27	EUR	7,700	7,583,684
4.150%, 01/24/29		1,000	962,602
2.500%, 05/02/29	GBP	750	799,740
0.625%, 03/25/30	EUR	1,016	878,675
0.625%, 08/14/30	EUR	3,461	2,950,459
Welltower OP LLC
# 3.100%, 01/15/30		1,000	879,438
Western Digital Corp.
4.750%, 02/15/26		5,980	5,682,946
2.850%, 02/01/29		4,800	3,796,848
Westlake Corp.
1.625%, 07/17/29	EUR	6,000	5,469,772
3.375%, 06/15/30		1,100	977,821

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
WestRock MWV LLC
8.200%, 01/15/30		180	$211,509
Weyerhaeuser Co.
7.375%, 03/15/32		254	294,704
Whirlpool Corp.
3.700%, 05/01/25		145	142,217
# 4.750%, 02/26/29		400	399,666
Whirlpool Finance Luxembourg Sarl
1.250%, 11/02/26	EUR	1,200	1,221,428
1.100%, 11/09/27	EUR	500	492,167
Williams Cos., Inc.
4.000%, 09/15/25		136	133,175
3.750%, 06/15/27		16	15,445
Willis North America, Inc.
2.950%, 09/15/29		600	531,169
Wisconsin Electric Power Co.
3.100%, 06/01/25		37	35,655
Wisconsin Power & Light Co.
3.000%, 07/01/29		1,000	916,280
WP Carey, Inc.
2.450%, 02/01/32		1,900	1,526,768
WRKCo, Inc.
# 4.200%, 06/01/32		2,200	2,042,661
Xerox Corp.
# 3.800%, 05/15/24		2,050	2,005,002
Xerox Holdings Corp.
Ω 5.000%, 08/15/25		5,000	4,764,318
Yum! Brands, Inc.
Ω 4.750%, 01/15/30		3,875	3,748,373
3.625%, 03/15/31		5,370	4,743,333
Zoetis, Inc.
3.000%, 09/12/27		62	58,986

TOTAL UNITED STATES			1,312,515,012

TOTAL BONDS			2,375,602,077

U.S. TREASURY OBLIGATIONS — (3.6%)
U.S. Treasury Bills
#∞ 4.733%, 12/28/23		16,200	15,727,429
U.S. Treasury Notes
0.125%, 12/15/23		26,000	25,248,438
2.250%, 12/31/23		8,000	7,861,250
2.500%, 01/31/24		7,000	6,875,859
2.125%, 03/31/24		23,500	22,925,352
2.250%, 03/31/24		9,000	8,791,875

91

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
2.500%, 04/30/24	13,000	$12,704,453

TOTAL U.S. TREASURY OBLIGATIONS		100,134,656

TOTAL INVESTMENT SECURITIES (Cost $3,009,299,220)		2,715,729,664

	Shares	Value†
SECURITIES LENDING COLLATERAL — (2.8%)
@§ The DFA Short Term Investment Fund	6,692,608	$77,413,391

TOTAL INVESTMENTS — (100.0%) (Cost $3,086,705,234)		$2,793,143,055

As of April 30, 2023, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	60,324,734	USD	39,732,283	Citibank, N.A.	05/02/23	$184,592
USD	40,424,660	AUD	60,324,734	State Street Bank and Trust	05/02/23	507,787
GBP	40,569,607	USD	50,592,734	State Street Bank and Trust	05/03/23	393,133
GBP	1,801,168	USD	2,242,791	Morgan Stanley and Co. International	05/12/23	21,323
GBP	9,618,910	USD	11,562,303	State Street Bank and Trust	05/12/23	528,913
EUR	907,496	USD	997,616	Citibank, N.A.	05/15/23	3,074
GBP	10,758,551	USD	13,388,389	State Street Bank and Trust	05/15/23	136,229
USD	128,559,605	EUR	116,143,620	UBS AG	05/15/23	488,763
USD	128,135,831	EUR	116,143,535	State Street Bank and Trust	05/16/23	57,919
USD	6,876,804	NZD	11,006,612	State Street Bank and Trust	05/16/23	70,609
EUR	2,823,391	USD	3,100,366	UBS AG	05/16/23	13,144
GBP	6,523,673	USD	8,098,105	State Street Bank and Trust	05/22/23	104,024
USD	1,539,538	AUD	2,293,095	Citibank, N.A.	06/08/23	19,804
USD	1,467,867	AUD	2,183,858	Morgan Stanley and Co. International	06/08/23	20,529
USD	1,533,593	AUD	2,292,487	Societe Generale	06/08/23	14,263
USD	3,149,545	AUD	4,719,618	State Street Bank and Trust	06/08/23	21,649
USD	43,584,617	AUD	64,953,461	UBS AG	06/29/23	498,322
USD	79,080,824	JPY	10,353,695,645	Citibank, N.A.	07/13/23	2,252,798
USD	42,361,690	AUD	62,843,992	Citibank, N.A.	07/19/23	640,734
USD	4,473,908	JPY	588,510,890	HSBC Bank	07/25/23	98,992

Total Appreciation						$6,076,601

USD	50,297,294	GBP	40,569,607	Citibank, N.A.	05/03/23	$(688,573)
USD	8,109,200	EUR	7,499,044	HSBC Bank	05/09/23	(157,117)
USD	78,802,769	EUR	74,493,358	State Street Bank and Trust	05/09/23	(3,312,462)
USD	159,049	DKK	1,097,778	HSBC Bank	05/10/23	(3,324)
USD	15,490,718	DKK	108,689,260	State Street Bank and Trust	05/10/23	(585,564)
USD	84,130,543	EUR	79,381,737	State Street Bank and Trust	05/10/23	(3,378,729)
USD	66,469,730	GBP	55,187,010	Citibank, N.A.	05/12/23	(2,901,754)
USD	53,308,580	GBP	44,212,734	HSBC Bank	05/15/23	(2,271,427)
USD	3,265,047	GBP	2,675,937	State Street Bank and Trust	05/15/23	(98,884)
USD	55,337,556	GBP	45,895,251	Citibank, N.A.	05/22/23	(2,365,950)
USD	85,674,529	EUR	79,117,113	State Street Bank and Trust	05/23/23	(1,606,470)
USD	80,173,929	EUR	73,162,530	Citibank, N.A.	05/24/23	(542,566)
USD	6,582,248	NZD	10,686,700	Morgan Stanley and Co. International	05/24/23	(26,025)
USD	88,421,513	EUR	80,228,717	UBS AG	05/25/23	(95,700)
USD	6,224,308	EUR	5,676,033	HSBC Bank	05/31/23	(40,224)
USD	79,465,839	EUR	72,802,340	State Street Bank and Trust	05/31/23	(884,752)
USD	39,219,006	AUD	59,466,679	Citibank, N.A.	06/02/23	(182,006)

92

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	50,630,256	GBP	40,572,597	State Street Bank and Trust	06/02/23	$(392,821)
USD	8,791,951	AUD	13,279,887	State Street Bank and Trust	06/08/23	(9,208)
AUD	3,587,305	USD	2,418,622	UBS AG	06/29/23	(39,015)

Total (Depreciation)						$(19,582,571)

Total Appreciation (Depreciation)						$(13,505,970)

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$239,992,931	—	$239,992,931
Bonds
Australia	—	163,383,897	—	163,383,897
Austria	—	678,048	—	678,048
Canada	—	134,163,797	—	134,163,797
Denmark	—	21,311,369	—	21,311,369
Finland	—	26,948,307	—	26,948,307
France	—	121,926,852	—	121,926,852
Germany	—	66,925,412	—	66,925,412
Hong Kong	—	18,157,585	—	18,157,585
Italy	—	32,697,361	—	32,697,361
Japan	—	99,001,358	—	99,001,358
Luxembourg	—	10,029,781	—	10,029,781
Netherlands	—	73,251,862	—	73,251,862
New Zealand	—	13,439,242	—	13,439,242
Norway	—	22,857,610	—	22,857,610
Singapore	—	11,825,016	—	11,825,016
Spain	—	34,959,825	—	34,959,825
Supranational Organization Obligations	—	33,727,737	—	33,727,737
Sweden	—	8,630,389	—	8,630,389
Switzerland	—	19,721,771	—	19,721,771
United Kingdom	—	149,449,846	—	149,449,846
United States	—	1,312,515,012	—	1,312,515,012
U.S. Treasury Obligations	—	100,134,656	—	100,134,656
Securities Lending Collateral	—	77,413,391	—	77,413,391
Forward Currency Contracts**	—	(13,505,970)	—	(13,505,970)

TOTAL	—	$2,779,637,085	—	$2,779,637,085

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

93

DFA INVESTMENT GRADE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Face Amount^ (000)	Value†
AGENCY OBLIGATIONS — (15.5%)
Federal Farm Credit Banks Funding Corp.
2.630%, 08/03/26		5,760	$5,555,600
Federal Home Loan Bank
2.750%, 12/13/24		37,645	36,637,011
3.125%, 09/12/25		10,000	9,771,664
5.750%, 06/12/26		7,000	7,378,002
2.500%, 12/10/27		4,000	3,787,134
3.000%, 03/10/28		30,815	30,114,507
3.250%, 06/09/28		109,035	106,579,297
# 3.250%, 11/16/28		91,250	89,775,585
2.125%, 09/14/29		10,000	9,052,325
2.125%,12/14/29		23,735	21,449,807
# 5.500%, 07/15/36		22,355	25,860,155
Federal Home Loan Mortgage Corp.
6.750%, 09/15/29		76,476	89,298,895
# 6.750%, 03/15/31		100,575	121,338,894
# 6.250%, 07/15/32		105,446	125,545,318
Federal National Mortgage Association
# 2.125%, 04/24/26		86,970	82,947,926
1.875%, 09/24/26		168,929	158,926,923
# 0.750%, 10/08/27		73,250	64,780,156
6.250%, 05/15/29		102,508	116,669,666
7.125%, 01/15/30		72,196	86,576,149
7.250%, 05/15/30		72,729	88,656,445
# 0.875%, 08/05/30		239,600	196,908,012
# 6.625%, 11/15/30		93,212	111,318,246
Tennessee Valley Authority
2.875%, 02/01/27		31,804	30,695,112
7.125%, 05/01/30		70,383	83,490,800
1.500%, 09/15/31		10,000	8,272,140
4.650%, 06/15/35		5,000	5,136,616

TOTAL AGENCY OBLIGATIONS			1,716,522,385

BONDS — (56.0%)
AUSTRALIA — (1.7%)
ANZ New Zealand International Ltd.
0.200%, 09/23/27	EUR	5,000	4,698,173
APA Infrastructure Ltd.
Ω 5.000%, 03/23/35		4,000	3,827,972
Australia & New Zealand Banking Group Ltd.
0.750%, 09/29/26	EUR	3,000	2,997,980

		Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
Commonwealth Bank of Australia
Ω 3.150%, 09/19/27		290	$274,485
Glencore Funding LLC
#Ω 2.500%, 09/01/30		4,600	3,855,413
Ω 2.625%, 09/23/31		11,000	9,119,769
Macquarie Bank Ltd.
Ω 3.900%, 01/15/26		23,911	23,424,823
Macquarie Group Ltd.
0.350%, 03/03/28	EUR	2,000	1,834,955
National Australia Bank Ltd.
# 3.375%, 01/14/26		3,000	2,917,451
#Ω 3.500%, 01/10/27		15,999	15,447,562
Westpac Banking Corp.
3.350%, 03/08/27		31,867	30,629,268
2.650%, 01/16/30		6,160	5,519,954
# 2.150%, 06/03/31		96,768	82,567,583

TOTAL AUSTRALIA			187,115,388

AUSTRIA — (0.0%)
Oesterreichische Kontrollbank AG
0.250%, 09/26/24	EUR	4,000	4,213,579

BELGIUM — (0.8%)
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 04/13/28		11,200	11,097,234
# 4.900%, 01/23/31		800	834,226
5.875%, 06/15/35		2,846	3,158,655
4.375%, 04/15/38		400	386,179
5.450%, 01/23/39		6,000	6,376,298
4.950%, 01/15/42		5,000	5,011,416
Belfius Bank SA
0.000%, 08/28/26	EUR	1,800	1,747,671
Dexia Credit Local SA
1.625%, 12/08/23	GBP	10,000	12,316,656
0.500%, 01/17/25	EUR	42,400	44,463,321
Solvay Finance America LLC
Ω 4.450%, 12/03/25		865	849,414

TOTAL BELGIUM			86,241,070

CANADA — (2.5%)
Alimentation Couche-Tard, Inc.
1.875%, 05/06/26	EUR	8,200	8,507,815
Ω 3.550%, 07/26/27		980	928,247
Ω 3.439%, 05/13/41		15,600	11,621,386

94

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
CANADA — (Continued)
Bank of Montreal
2.750%, 06/15/27	EUR	6,200	$6,558,238
Bank of Nova Scotia
2.450%, 02/02/32		24,975	20,763,234
Barrick North America Finance LLC
5.700%, 05/30/41		4,500	4,733,886
Brookfield Finance, Inc.
4.350%, 04/15/30		5,500	5,210,723
Canadian Natural Resources Ltd.
2.950%, 07/15/30		12,722	11,181,911
5.850%, 02/01/35		3,000	3,024,008
6.250%, 03/15/38		6,000	6,398,240
Emera U.S. Finance LP
2.639%, 06/15/31		3,000	2,438,397
Enbridge Energy Partners LP
7.500%, 04/15/38		3,000	3,489,838
Enbridge, Inc.
3.500%, 06/10/24		880	866,402
Fairfax Financial Holdings Ltd.
3.375%, 03/03/31		3,400	2,891,851
ITC Holdings Corp.
3.650%, 06/15/24		9,714	9,548,959
Magna International, Inc.
1.900%, 11/24/23	EUR	2,600	2,836,492
National Bank of Canada
3.750%, 01/25/28	EUR	5,000	5,433,691
Nutrien Ltd.
3.000%, 04/01/25		3,460	3,323,733
Province of Alberta Canada
0.500%, 04/16/25	EUR	16,495	17,203,622
0.625%, 04/18/25	EUR	8,470	8,848,429
Quebec, Province of Canada
0.200%, 04/07/25	EUR	3,300	3,419,092
Rogers Communications, Inc.
7.500%, 08/15/38		2,500	2,832,933
Royal Bank of Canada
0.250%, 05/02/24	EUR	1,900	2,022,577
2.300%, 11/03/31		700	578,313
Spectra Energy Partners LP
4.750%, 03/15/24		1,915	1,902,639
Suncor Energy, Inc.
6.800%, 05/15/38		10,283	11,328,036
6.850%, 06/01/39		3,000	3,278,932
Thomson Reuters Corp.
4.300%, 11/23/23		2,520	2,503,413
Toronto-Dominion Bank
0.375%, 04/25/24	EUR	3,350	3,570,105
0.500%, 01/18/27	EUR	5,900	5,721,275

		Face Amount^ (000)	Value†
CANADA — (Continued)
2.551%, 08/03/27	EUR	5,000	$5,195,284
2.000%, 09/10/31		3,600	2,917,027
3.200%, 03/10/32		41,100	36,460,838
4.456%, 06/08/32		20,850	20,113,966
TransCanada PipeLines Ltd.
4.875%, 01/15/26		3,660	3,664,065
4.250%, 05/15/28		300	293,430
4.625%, 03/01/34		20,566	19,564,968
6.200%, 10/15/37		3,000	3,178,363
7.250%, 08/15/38		7,000	8,095,327

TOTAL CANADA			272,449,685

DENMARK — (0.4%)
Danske Bank AS
0.625%, 05/26/25	EUR	4,283	4,421,860
Ω 4.375%, 06/12/28		2,000	1,894,857
Denmark Government Bond
1.500%, 11/15/23	DKK	238,000	34,874,809
Nykredit Realkredit AS
0.250%, 01/13/26	EUR	592	587,967

TOTAL DENMARK			41,779,493

FINLAND — (0.3%)
Kuntarahoitus Oyj
0.125%, 03/07/24	EUR	400	428,949
0.000%, 11/15/24	EUR	24,000	25,126,609
Nordea Bank Abp
1.125%, 02/16/27	EUR	1,900	1,894,550
0.500%, 05/14/27	EUR	3,000	2,929,625
OP Corporate Bank PLC
0.250%, 03/24/26	EUR	2,800	2,772,717
1.375%, 09/04/26	GBP	1,950	2,128,180

TOTAL FINLAND			35,280,630

FRANCE — (1.2%)
Airbus SE
Ω 3.150%, 04/10/27		5,500	5,271,216
Banque Federative du Credit Mutuel SA
2.250%, 12/18/23	GBP	3,400	4,190,184
0.750%, 06/08/26	EUR	2,800	2,806,760
1.000%, 07/16/26	GBP	4,700	5,192,296
1.250%, 05/26/27	EUR	11,900	11,851,837
BNP Paribas SA
1.000%, 04/17/24	EUR	2,000	2,147,824
1.250%, 03/19/25	EUR	5,700	5,998,007
Ω 3.500%, 11/16/27		500	469,695
Ω 4.400%, 08/14/28		2,600	2,524,948
BPCE SA
1.000%, 07/15/24	EUR	17,900	19,093,441
0.625%, 09/26/24	EUR	6,900	7,261,125
1.000%, 04/01/25	EUR	1,000	1,043,006

95

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
FRANCE — (Continued)
0.010%, 01/14/27	EUR	1,700	$1,628,639
0.500%, 02/24/27	EUR	4,800	4,637,354
Bpifrance
0.500%, 05/25/25	EUR	5,000	5,214,402
Credit Agricole SA
1.375%, 05/03/27	EUR	15,400	15,514,322
Electricite de France SA
Ω 3.625%, 10/13/25		6,638	6,499,872
3.875%, 01/12/27	EUR	3,300	3,638,839
LeasePlan Corp. NV
2.125%, 05/06/25	EUR	10,000	10,558,631
Region of Ile de France
0.500%, 06/14/25	EUR	2,000	2,081,327
Societe Generale SA
Ω 3.000%, 01/22/30		5,000	4,210,101
TotalEnergies Capital International SA
3.750%, 04/10/24		4,800	4,744,808
2.829%, 01/10/30		3,400	3,108,550
2.986%, 06/29/41		9,127	7,160,399

TOTAL FRANCE			136,847,583

GERMANY — (1.4%)
Bayer U.S. Finance II LLC
Ω 5.500%, 08/15/25		2,240	2,227,980
Bayer U.S. Finance LLC
Ω 3.375%, 10/08/24		9,544	9,314,009
Bayer US Finance II LLC
Ω 4.625%, 06/25/38		700	641,728
BMW U.S. Capital LLC
Ω 2.800%, 04/11/26		19,530	18,739,922
Ω 3.300%, 04/06/27		6,742	6,473,697
1.000%, 04/20/27	EUR	7,700	7,811,446
Daimler Truck International Finance BV
1.250%, 04/06/25	EUR	13,500	14,227,226
Deutsche Bank AG
2.625%, 02/12/26	EUR	9,500	9,832,225
1.625%, 01/20/27	EUR	2,900	2,812,778
FMS Wertmanagement
0.625%, 12/15/23	GBP	10,000	12,247,233
HeidelbergCement AG
1.500%, 02/07/25	EUR	4,000	4,245,393
Kreditanstalt fuer Wiederaufbau
0.125%, 01/15/24	EUR	22,000	23,712,708
Siemens Financieringsmaatschappij NV
Ω 2.875%, 03/11/41		8,256	6,426,826
Traton Finance Luxembourg SA
4.125%, 01/18/25	EUR	1,400	1,542,475
0.125%, 03/24/25	EUR	4,800	4,926,140

		Face Amount^ (000)	Value†
GERMANY — (Continued)
Volkswagen Leasing GmbH
0.000%, 07/19/24	EUR	24,497	$25,780,516
1.375%, 01/20/25	EUR	1,083	1,144,784

TOTAL GERMANY			152,107,086

HONG KONG — (0.1%)
Prudential Funding Asia PLC
3.125%, 04/14/30		1,100	989,838
3.625%, 03/24/32		6,000	5,475,030

TOTAL HONG KONG			6,464,868

IRELAND — (0.1%)
Allegion PLC
3.500%, 10/01/29		10,000	9,144,571

ITALY — (0.3%)
Cassa Depositi e Prestiti SpA
1.500%, 06/21/24	EUR	1,800	1,934,839
Intesa Sanpaolo SpA
2.125%, 05/26/25	EUR	4,145	4,397,526
4.750%, 09/06/27	EUR	4,800	5,320,381
Ω 4.000%, 09/23/29		15,800	14,027,951
UniCredit SpA
0.500%, 04/09/25	EUR	9,800	10,124,077

TOTAL ITALY			35,804,774

JAPAN — (1.8%)
American Honda Finance Corp.
2.300%, 09/09/26		14,910	13,929,261
1.800%, 01/13/31		2,500	2,077,133
Beam Suntory, Inc.
3.250%, 06/15/23		764	761,844
Development Bank of Japan, Inc.
0.010%, 10/15/24	EUR	6,600	6,894,807
JT International Financial Services BV
1.125%, 09/28/25	EUR	3,500	3,608,785
Mitsubishi UFJ Financial Group, Inc.
0.339%, 07/19/24	EUR	420	443,344
3.850%, 03/01/26		1,195	1,157,391
# 3.677%, 02/22/27		2,065	2,032,909
3.741%, 03/07/29		2,700	2,542,374
3.195%, 07/18/29		5,777	5,199,811
2.048%, 07/17/30		14,450	11,875,159
4.286%, 07/26/38		400	368,508
# 3.751%, 07/18/39		11,191	9,688,467
Mizuho Financial Group, Inc.
# 2.839%, 09/13/26		11,800	10,975,978

96

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
JAPAN — (Continued)
MUFG Bank Ltd.
# 3.250%, 09/08/24		3,237	$3,160,011
Nomura Holdings, Inc.
3.103%, 01/16/30		10,062	8,616,808
2.679%, 07/16/30		3,600	2,957,970
2.608%, 07/14/31		10,000	7,964,437
NTT Finance Corp.
0.010%, 03/03/25	EUR	1,500	1,551,181
ORIX Corp.
# 2.250%, 03/09/31		10,000	8,298,111
Sumitomo Mitsui Banking Corp.
3.950%, 07/19/23		5,931	5,913,595
Sumitomo Mitsui Financial Group, Inc.
0.934%, 10/11/24	EUR	7,486	7,914,683
3.784%, 03/09/26		2,642	2,572,463
1.546%, 06/15/26	EUR	1,900	1,947,267
3.040%, 07/16/29		18,167	16,253,849
2.130%, 07/08/30		14,250	11,776,470
2.222%, 09/17/31		10,157	8,241,158
# 2.296%, 01/12/41		7,700	5,212,368
Toyota Finance Australia Ltd.
2.004%, 10/21/24	EUR	1,428	1,540,099
Toyota Motor Credit Corp.
3.200%, 01/11/27		20,836	20,056,267
# 3.650%, 01/08/29		9,908	9,662,054

TOTAL JAPAN			195,194,562

LUXEMBOURG — (0.0%)
ArcelorMittal SA
4.875%, 09/26/26	EUR	2,000	2,252,999

NETHERLANDS — (0.5%)
ABN AMRO Bank NV
2.375%, 06/01/27	EUR	4,600	4,751,976
BNG Bank NV
1.125%, 09/04/24	EUR	5,000	5,350,983
Enel Finance International NV
Ω 3.500%, 04/06/28		2,800	2,617,581
Enexis Holding NV
0.875%, 04/28/26	EUR	9,900	10,154,404
ING Groep NV
3.950%, 03/29/27		4,000	3,841,638
# 4.050%, 04/09/29		4,000	3,823,160
Telefonica Europe BV
8.250%, 09/15/30		16,567	19,507,342
TenneT Holding BV
1.000%, 06/13/26	EUR	2,700	2,794,666

TOTAL NETHERLANDS			52,841,750

		Face Amount^ (000)	Value†
NORWAY — (0.2%)
Equinor ASA
2.650%, 01/15/24		6,950	$6,846,736
1.750%, 01/22/26		3,000	2,804,521
1.250%, 02/17/27	EUR	9,200	9,373,422
Norsk Hydro ASA
1.125%, 04/11/25	EUR	5,000	5,201,422

TOTAL NORWAY			24,226,101

SINGAPORE — (0.1%)
Flex Ltd.
4.875%, 06/15/29		2,300	2,231,057
4.875%, 05/12/30		4,000	3,897,760

TOTAL SINGAPORE			6,128,817

SPAIN — (0.9%)
Banco Bilbao Vizcaya Argentaria SA
0.375%, 10/02/24	EUR	5,000	5,254,302
3.375%, 09/20/27	EUR	15,000	16,228,580
Banco Santander SA
3.750%, 01/16/26	EUR	13,600	14,933,995
0.500%, 02/04/27	EUR	2,900	2,799,428
3.800%, 02/23/28		7,000	6,529,085
3.490%, 05/28/30		4,000	3,547,876
Santander Holdings USA, Inc.
4.500%, 07/17/25		17,590	17,132,944
4.400%, 07/13/27		1,200	1,143,243
Santander UK PLC
4.000%, 03/13/24		8,788	8,675,396
Telefonica Emisiones SA
7.045%, 06/20/36		13,000	14,444,149
4.665%, 03/06/38		11,755	10,246,196

TOTAL SPAIN			100,935,194

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.6%)
Asian Development Bank
1.375%, 12/15/23	GBP	6,300	7,752,051
European Financial Stability Facility
0.000%, 04/19/24	EUR	10,000	10,679,289
1.750%, 06/27/24	EUR	27,296	29,551,420
Inter-American Development Bank
1.250%, 12/15/23	GBP	15,775	19,398,121
6.750%, 07/15/27		1,942	2,132,442

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			69,513,323

97

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
SWEDEN — (0.5%)
Skandinaviska Enskilda Banken AB
0.050%, 07/01/24	EUR	15,000	$15,836,458
4.000%, 11/09/26	EUR	1,000	1,097,101
1.750%, 11/11/26	EUR	14,800	15,225,495
3.750%, 02/07/28	EUR	5,000	5,396,006
Svenska Handelsbanken AB
0.050%, 09/03/26	EUR	4,700	4,551,235
Swedbank AB
0.200%, 01/12/28	EUR	5,000	4,573,901
Volvo Treasury AB
2.625%, 02/20/26	EUR	7,500	8,089,878
2.000%, 08/19/27	EUR	1,900	1,967,873

TOTAL SWEDEN			56,737,947

SWITZERLAND — (0.3%)
Novartis Capital Corp.
2.200%, 08/14/30		3,250	2,873,859
UBS AG
0.010%, 03/31/26	EUR	7,000	6,869,659
0.010%, 06/29/26	EUR	5,000	4,862,687
UBS Group AG
Ω 4.125%, 09/24/25		20,990	20,221,928

TOTAL SWITZERLAND			34,828,133

UNITED KINGDOM — (2.4%)
AstraZeneca PLC
3.375%, 11/16/25		5,230	5,112,188
6.450%, 09/15/37		3,700	4,382,552
AXIS Specialty Finance PLC
4.000%, 12/06/27		19,920	19,286,470
Barclays PLC
3.650%, 03/16/25		14,330	13,714,224
# 4.375%, 01/12/26		9,970	9,714,814
BP Capital Markets America, Inc.
3.119%, 05/04/26		5,615	5,451,693
# 3.017%, 01/16/27		573	548,532
4.234%, 11/06/28		67	67,180
BP Capital Markets PLC
1.876%, 04/07/24	EUR	8,758	9,504,722
0.900%, 07/03/24	EUR	3,400	3,633,011
3.279%, 09/19/27		6,600	6,392,187
British Telecommunications PLC
5.125%, 12/04/28		7,200	7,298,216
Ω 3.250%, 11/08/29		3,000	2,719,003
Diageo Capital PLC
2.375%, 10/24/29		1,350	1,199,118
2.125%, 04/29/32		7,255	6,067,579
HSBC Holdings PLC
0.875%, 09/06/24	EUR	7,520	7,974,975

		Face Amount^ (000)	Value†
UNITED KINGDOM — (Continued)
4.300%, 03/08/26		13,770	$13,519,845
4.950%, 03/31/30		13,500	13,319,131
6.100%, 01/14/42		4,500	4,823,970
HSBC USA, Inc.
3.500%, 06/23/24		7,593	7,454,124
Lloyds Bank Corporate Markets PLC
2.375%, 04/09/26	EUR	5,000	5,308,439
Lloyds Banking Group PLC
3.750%, 01/11/27		5,250	4,997,101
4.375%, 03/22/28		9,000	8,698,074
London Stock Exchange Group PLC
0.875%, 09/19/24	EUR	3,170	3,364,495
LSEGA Financing PLC
Ω 3.200%, 04/06/41		24,202	18,634,110
Mead Johnson Nutrition Co.
4.125%, 11/15/25		5,131	5,049,977
Motability Operations Group PLC
0.875%, 03/14/25	EUR	6,323	6,634,000
Nationwide Building Society
Ω 3.900%, 07/21/25		4,600	4,479,259
0.250%, 07/22/25	EUR	7,410	7,556,653
2.000%, 04/28/27	EUR	6,400	6,583,984
RELX Capital, Inc.
3.000%, 05/22/30		900	809,241
4.750%, 05/20/32		4,300	4,314,099
Royalty Pharma PLC
3.300%, 09/02/40		45,745	33,374,298
Vodafone Group PLC
7.875%, 02/15/30		7,107	8,310,476
# 6.250%, 11/30/32		2,500	2,741,173

TOTAL UNITED KINGDOM			263,038,913

UNITED STATES — (39.9%)
3M Co.
# 2.875%, 10/15/27		9,290	8,730,129
7-Eleven, Inc.
Ω 1.800%, 02/10/31		12,280	9,824,843
Ω 2.500%, 02/10/41		30,950	21,158,896
Abbott Laboratories
2.950%, 03/15/25		5,200	5,076,536
AbbVie, Inc.
3.600%, 05/14/25		300	293,091
# 4.250%, 11/14/28		25,100	24,908,672
Activision Blizzard, Inc.
3.400%, 06/15/27		5,908	5,685,621
1.350%, 09/15/30		2,800	2,278,791
Acuity Brands Lighting, Inc.
2.150%, 12/15/30		1,642	1,330,811

98

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Advance Auto Parts, Inc.
3.900%, 04/15/30		6,400	$5,871,114
3.500%, 03/15/32		7,300	6,295,624
AEP Texas, Inc.
4.700%, 05/15/32		20,000	19,684,661
Aetna, Inc.
3.500%, 11/15/24		4,959	4,837,901
6.750%, 12/15/37		8,500	9,483,095
Affiliated Managers Group, Inc.
3.500%, 08/01/25		3,410	3,276,520
3.300%, 06/15/30		21,400	18,562,477
Aflac, Inc.
3.600%, 04/01/30		400	377,094
Air Products & Chemicals, Inc.
2.700%, 05/15/40		400	310,027
Allstate Corp.
5.350%, 06/01/33		7,500	7,674,896
Altria Group, Inc.
1.700%, 06/15/25	EUR	10,000	10,534,168
4.800%, 02/14/29		60	59,579
3.400%, 05/06/30		10,700	9,538,671
2.450%, 02/04/32		27,231	21,659,861
3.400%, 02/04/41		5,000	3,535,294
Amazon.com, Inc.
# 3.150%, 08/22/27		6,200	5,973,114
1.500%, 06/03/30		8,616	7,201,876
2.100%, 05/12/31		55,400	47,573,222
Amcor Flexibles North America, Inc.
2.630%, 06/19/30		2,500	2,111,611
Amdocs Ltd.
2.538%, 06/15/30		2,000	1,705,361
American Electric Power Co., Inc.
4.300%, 12/01/28		200	196,914
American Express Co.
3.300%, 05/03/27		13,329	12,693,658
American Tower Corp.
0.450%, 01/15/27	EUR	9,800	9,480,004
2.700%, 04/15/31		300	253,558
2.300%, 09/15/31		12,575	10,199,585
# 4.050%, 03/15/32		3,125	2,897,801
American Water Capital Corp.
3.850%, 03/01/24		2,115	2,095,892
2.950%, 09/01/27		184	174,095
3.450%, 06/01/29		75	70,877
Ameriprise Financial, Inc.
4.500%, 05/13/32		9,800	9,510,681
AmerisourceBergen Corp.
2.800%, 05/15/30		29,884	26,309,777
Amgen, Inc.
2.600%, 08/19/26		7,575	7,127,300
2.300%, 02/25/31		4,200	3,558,373
2.000%, 01/15/32		9,600	7,779,754
3.350%, 02/22/32		14,200	12,857,374

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
3.150%, 02/21/40	26,545	$20,657,651
2.800%, 08/15/41	26,250	19,128,624
Amphenol Corp.
2.800%, 02/15/30	400	358,217
Analog Devices, Inc.
Ω 3.450%, 06/15/27	5,531	5,368,493
2.800%, 10/01/41	800	614,453
Aon Corp.
4.500%, 12/15/28	2,300	2,273,193
3.750%, 05/02/29	300	287,572
2.800%, 05/15/30	14,600	12,851,362
Aon Global Ltd.
3.500%, 06/14/24	8,747	8,590,222
Apple, Inc.
2.900%, 09/12/27	400	384,283
3.000%, 11/13/27	8,420	8,122,357
1.650%, 02/08/31	14,633	12,361,303
Applied Materials, Inc.
3.300%, 04/01/27	12,995	12,582,637
5.850%, 06/15/41	400	445,097
Arizona Public Service Co.
3.150%, 05/15/25	9,580	9,232,030
2.600%, 08/15/29	5,646	4,959,571
2.200%, 12/15/31	31,150	25,047,611
5.050%, 09/01/41	400	375,898
Arrow Electronics, Inc.
3.875%, 01/12/28	11,938	11,241,620
Ashtead Capital, Inc.
Ω 2.450%, 08/12/31	4,750	3,781,006
Assurant, Inc.
2.650%, 01/15/32	4,000	3,051,283
Assured Guaranty U.S. Holdings, Inc.
# 3.150%, 06/15/31	5,000	4,378,147
AT&T, Inc.
2.750%, 06/01/31	1,000	862,334
# 2.550%, 12/01/33	18,868	15,190,023
3.500%, 06/01/41	27,000	21,272,948
Atmos Energy Corp.
1.500%, 01/15/31	750	604,785
Autodesk, Inc.
4.375%, 06/15/25	3,015	2,987,590
3.500%, 06/15/27	10,809	10,462,836
2.400%, 12/15/31	400	335,479
Automatic Data Processing, Inc.
1.250%, 09/01/30	5,657	4,664,539
AutoZone, Inc.
3.250%, 04/15/25	5,203	5,042,276
Avnet, Inc.
4.625%, 04/15/26	4,760	4,686,824
3.000%, 05/15/31	17,500	14,282,752
5.500%, 06/01/32	13,180	12,788,480

99

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Baker Hughes Holdings LLC
5.125%, 09/15/40		2,677	$2,621,986
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27		300	285,241
Bank of America Corp.
5.875%, 02/07/42		24,900	26,822,774
Bank of New York Mellon Corp.
1.600%, 04/24/25		14,050	13,216,486
2.800%, 05/04/26		88	84,031
BAT Capital Corp.
4.906%, 04/02/30		20,600	19,886,538
Bayer U.S. Finance II LLC
Ω 4.375%, 12/15/28		14,000	13,583,970
Berkshire Hathaway Finance Corp.
1.850%, 03/12/30		28,700	24,934,491
1.450%, 10/15/30		82,003	68,278,728
Berkshire Hathaway, Inc.
3.125%, 03/15/26		21,400	20,875,718
Best Buy Co., Inc.
4.450%, 10/01/28		19,093	18,989,983
# 1.950%, 10/01/30		13,000	10,663,427
Biogen, Inc.
4.050%, 09/15/25		6,550	6,422,320
2.250%, 05/01/30		20,387	17,348,078
Black Hills Corp.
2.500%, 06/15/30		2,650	2,231,019
4.350%, 05/01/33		5,728	5,306,142
BlackRock, Inc.
# 3.250%, 04/30/29		5,742	5,501,886
2.400%, 04/30/30		34,900	30,939,962
1.900%, 01/28/31		56,117	47,091,614
BMW U.S. Capital LLC
Ω 4.150%, 04/09/30		1,330	1,313,873
Boardwalk Pipelines LP
3.600%, 09/01/32		9,310	8,126,867
Boeing Co.
2.500%, 03/01/25		6,399	6,097,749
2.600%, 10/30/25		2,168	2,046,369
3.200%, 03/01/29		4,600	4,212,445
2.950%, 02/01/30		5,400	4,793,177
3.600%, 05/01/34		2,000	1,720,256
3.250%, 02/01/35		2,463	2,015,193
3.550%, 03/01/38		2,150	1,703,431
Booking Holdings, Inc.
4.000%, 11/15/26	EUR	1,900	2,132,343
1.800%, 03/03/27	EUR	700	726,832
4.625%, 04/13/30		5,410	5,439,180
Boston Properties LP
3.250%, 01/30/31		2,300	1,883,668

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Boston Scientific Corp.
4.550%, 03/01/39	1,264	$1,190,481
BP Capital Markets America, Inc.
2.721%, 01/12/32	2,300	2,012,318
3.060%, 06/17/41	50,100	39,068,973
Brighthouse Financial, Inc.
# 5.625%, 05/15/30	3,000	2,930,120
Bristol-Myers Squibb Co.
4.125%, 06/15/39	19,900	18,647,409
2.350%, 11/13/40	400	289,707
3.550%, 03/15/42	800	681,620
Brixmor Operating Partnership LP
4.050%, 07/01/30	5,600	5,061,438
2.500%, 08/16/31	1,850	1,454,995
Broadcom, Inc.
4.300%, 11/15/32	31,000	28,423,952
Ω 2.600%, 02/15/33	200	157,836
Ω 3.419%, 04/15/33	200	168,328
Ω 3.469%, 04/15/34	5,000	4,130,834
Ω 3.137%, 11/15/35	17,502	13,549,352
Ω 4.926%, 05/15/37	1,000	912,793
Ω 3.500%, 02/15/41	8,150	6,113,871
Broadstone Net Lease LLC
2.600%, 09/15/31	360	264,143
Brown & Brown, Inc.
4.200%, 09/15/24	4,660	4,604,784
2.375%, 03/15/31	3,000	2,457,189
Bunge Ltd. Finance Corp.
3.750%, 09/25/27	15,000	14,460,471
Burlington Northern Santa Fe LLC
6.150%, 05/01/37	400	455,727
5.750%, 05/01/40	400	431,710
5.050%, 03/01/41	400	400,966
5.400%, 06/01/41	400	416,619
4.950%, 09/15/41	400	397,768
4.400%, 03/15/42	400	371,791
Camden Property Trust
2.800%, 05/15/30	300	261,311
Campbell Soup Co.
4.150%, 03/15/28	3,028	2,981,495
Capital One Financial Corp.
3.750%, 04/24/24	4,607	4,508,138
3.200%, 02/05/25	2,300	2,194,036
3.750%, 03/09/27	12,365	11,584,005
3.800%, 01/31/28	3,600	3,362,846
Cargill, Inc.
Ω 2.125%, 04/23/30	5,460	4,680,951
Carrier Global Corp.
2.700%, 02/15/31	2,500	2,147,631
Caterpillar, Inc.
3.803%, 08/15/42	800	717,716

100

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
CenterPoint Energy Resources Corp.
4.000%, 04/01/28		4,800	$4,719,736
Charles Schwab Corp.
3.000%, 03/10/25		12,777	12,194,396
3.625%, 04/01/25		5,758	5,569,426
2.300%, 05/13/31		400	326,862
1.950%, 12/01/31		1,500	1,173,870
2.900%, 03/03/32		14,300	12,089,483
Chevron Corp.
# 1.554%, 05/11/25		3,254	3,076,212
Chevron USA, Inc.
3.250%, 10/15/29		2,485	2,362,933
Choice Hotels International, Inc.
3.700%, 12/01/29		2,750	2,494,808
Chubb Corp.
6.000%, 05/11/37		400	445,607
6.500%, 05/15/38		400	464,916
Chubb INA Holdings, Inc.
3.350%, 05/15/24		4,320	4,249,234
Cigna Group
3.500%, 06/15/24		1,792	1,762,156
3.400%, 03/01/27		11,320	10,870,719
2.400%, 03/15/30		2,167	1,878,954
2.375%, 03/15/31		19,300	16,356,692
4.800%, 08/15/38		35,497	34,442,395
3.200%, 03/15/40		15,445	12,164,019
Cincinnati Financial Corp.
6.920%, 05/15/28		3,200	3,574,490
Citigroup, Inc.
2.375%, 05/22/24	EUR	1,175	1,276,312
1.750%, 01/28/25	EUR	4,200	4,485,255
2.125%, 09/10/26	EUR	4,900	5,102,588
8.125%, 07/15/39		15,697	20,287,649
5.875%, 01/30/42		10,125	10,798,321
Clorox Co.
3.100%, 10/01/27		3,077	2,931,615
3.900%, 05/15/28		14,312	13,998,090
CMS Energy Corp.
3.600%, 11/15/25		3,163	3,050,088
3.000%, 05/15/26		3,742	3,564,578
CNA Financial Corp.
4.500%, 03/01/26		21,057	20,865,953
3.900%, 05/01/29		1,650	1,567,710
CNO Financial Group, Inc.
5.250%, 05/30/29		4,800	4,568,600
Coca-Cola Co.
1.875%, 09/22/26	EUR	5,708	6,009,997
2.900%, 05/25/27		1,535	1,470,529
2.875%, 05/05/41		400	322,200
Comcast Corp.
3.150%, 03/01/26		7,998	7,769,346
3.150%, 02/15/28		2,200	2,097,229

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
4.250%, 10/15/30	7,600	$7,526,722
# 4.250%, 01/15/33	21,467	21,008,767
7.050%, 03/15/33	14,000	16,614,347
6.500%, 11/15/35	400	461,188
3.200%, 07/15/36	400	339,896
3.900%, 03/01/38	800	720,443
4.600%, 10/15/38	800	772,882
3.250%, 11/01/39	2,200	1,785,233
3.750%, 04/01/40	15,100	13,032,184
Comerica, Inc.
4.000%, 02/01/29	3,665	3,134,390
Conagra Brands, Inc.
4.850%, 11/01/28	170	169,872
5.300%, 11/01/38	25,700	25,383,609
ConocoPhillips
5.900%, 05/15/38	400	438,749
6.500%, 02/01/39	800	939,400
Consolidated Edison Co. of New York, Inc.
3.300%, 12/01/24	1,280	1,243,307
5.300%, 03/01/35	400	410,832
6.750%, 04/01/38	400	466,249
5.700%, 06/15/40	400	412,962
4.200%, 03/15/42	1,174	1,025,033
Constellation Brands, Inc.
3.600%, 02/15/28	7,225	6,920,206
3.150%, 08/01/29	7,000	6,433,836
Constellation Energy Generation LLC
5.750%, 10/01/41	2,300	2,276,961
Costco Wholesale Corp.
1.600%, 04/20/30	30,100	25,602,676
1.750%, 04/20/32	74	61,154
Cox Communications, Inc.
Ω 3.850%, 02/01/25	6,790	6,629,989
Ω 4.800%, 02/01/35	8,981	8,298,609
CRH America Finance, Inc.
Ω 3.950%, 04/04/28	1,520	1,469,390
Crown Castle, Inc.
3.100%, 11/15/29	400	359,465
2.100%, 04/01/31	300	244,989
2.900%, 04/01/41	17,205	12,298,459
CVS Health Corp.
3.375%, 08/12/24	10,857	10,650,623
3.875%, 07/20/25	105	103,311
3.250%, 08/15/29	3,800	3,501,005
2.700%, 08/21/40	4,600	3,294,903
Deere & Co.
3.900%, 06/09/42	400	369,233
Dell International LLC/EMC Corp.
Ω 3.375%, 12/15/41	5,000	3,549,305
Devon Energy Corp.
5.600%, 07/15/41	4,800	4,678,636

101

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
DH Europe Finance II Sarl
3.250%, 11/15/39		400	$334,757
Dick’s Sporting Goods, Inc.
3.150%, 01/15/32		9,525	7,897,497
Discover Bank
4.650%, 09/13/28		2,800	2,677,262
Discovery Communications LLC
3.900%, 11/15/24		4,796	4,673,517
3.450%, 03/15/25		4,209	4,062,681
Dollar Tree, Inc.
4.200%, 05/15/28		17,841	17,492,286
Dominion Energy, Inc.
3.375%, 04/01/30		200	182,437
Duke Energy Corp.
3.750%, 04/15/24		3,205	3,153,054
2.550%, 06/15/31		300	252,718
3.300%, 06/15/41		25,250	19,304,800
Duquesne Light Holdings, Inc.
Ω 2.532%, 10/01/30		1,500	1,233,142
Ω 2.775%, 01/07/32		641	517,372
Eagle Materials, Inc.
2.500%, 07/01/31		3,400	2,770,743
Eastman Chemical Co.
3.800%, 03/15/25		8,127	7,936,658
Eaton Corp.
4.000%, 11/02/32		13,105	12,592,078
Eaton Vance Corp.
3.500%, 04/06/27		10,062	9,533,644
Ecolab, Inc.
1.000%, 01/15/24	EUR	1,010	1,093,221
2.700%, 11/01/26		2,959	2,822,354
5.500%, 12/08/41		1,000	1,056,604
EIDP, Inc.
2.300%, 07/15/30		4,000	3,451,613
Elevance Health, Inc.
3.500%, 08/15/24		3,786	3,715,416
4.101%, 03/01/28		11,400	11,231,411
5.950%, 12/15/34		1,300	1,396,390
4.625%, 05/15/42		400	372,129
Emerson Electric Co.
3.150%, 06/01/25		4,912	4,812,869
Enterprise Products Operating LLC
3.900%, 02/15/24		1,280	1,266,186
6.875%, 03/01/33		1,800	2,066,796
6.125%, 10/15/39		4,800	5,214,900
6.450%, 09/01/40		5,000	5,465,340
5.700%, 02/15/42		400	409,167
EOG Resources, Inc.
4.375%, 04/15/30		3,800	3,811,275
Equifax, Inc.
3.100%, 05/15/30		200	175,435
Equinix, Inc.
# 3.200%, 11/18/29		2,500	2,245,441

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
2.500%, 05/15/31		6,900	$5,699,936
3.900%, 04/15/32		75	68,338
ERAC USA Finance LLC
Ω 3.850%, 11/15/24		6,590	6,467,165
ERP Operating LP
2.500%, 02/15/30		2,400	2,083,142
Eversource Energy
4.250%, 04/01/29		600	590,577
Exelon Corp.
3.400%, 04/15/26		8,140	7,861,288
Experian Finance PLC
1.375%, 06/25/26	EUR	2,000	2,060,717
Extra Space Storage LP
2.350%, 03/15/32		13,100	10,421,453
FedEx Corp.
3.400%, 02/15/28		4,450	4,235,558
4.900%, 01/15/34		2,075	2,069,693
3.900%, 02/01/35		2,800	2,523,573
3.250%, 05/15/41		9,750	7,442,677
Fidelity National Financial, Inc.
3.400%, 06/15/30		19,454	17,215,420
2.450%, 03/15/31		1,800	1,469,262
Fidelity National Information Services, Inc.
3.100%, 03/01/41		10,000	7,037,468
First American Financial Corp.
2.400%, 08/15/31		17,544	13,635,182
Flowserve Corp.
2.800%, 01/15/32		29,138	23,562,972
FMR LLC
Ω 4.950%, 02/01/33		2,400	2,303,239
Fortune Brands Innovations, Inc.
3.250%, 09/15/29		4,300	3,853,957
4.000%, 03/25/32		8,200	7,375,978
Fox Corp.
5.476%, 01/25/39		2,000	1,895,421
Franklin Resources, Inc.
1.600%, 10/30/30		1,000	796,941
GATX Corp.
3.250%, 03/30/25		3,170	3,048,813
3.250%, 09/15/26		7,349	6,926,553
3.500%, 06/01/32		6,850	6,077,438
GE Capital Funding LLC
# 4.550%, 05/15/32		2,144	2,119,600
General Dynamics Corp.
4.250%, 04/01/40		5,000	4,668,140
2.850%, 06/01/41		400	310,943
General Mills, Inc.
# 4.200%, 04/17/28		7,400	7,360,155
General Motors Co.
6.800%, 10/01/27		300	317,083
5.150%, 04/01/38		3,669	3,285,910

102

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CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
General Motors Financial Co., Inc.
1.694%, 03/26/25	EUR	4,600	$4,874,163
5.250%, 03/01/26		13,336	13,326,788
4.350%, 01/17/27		263	254,508
# 3.600%, 06/21/30		6,000	5,258,131
3.100%, 01/12/32		8,400	6,861,525
Georgia Power Co.
3.250%, 04/01/26		2,200	2,114,518
3.250%, 03/30/27		11,066	10,551,542
4.300%, 03/15/42		400	354,834
Georgia-Pacific LLC
7.750%, 11/15/29		800	939,023
Gilead Sciences, Inc.
3.700%, 04/01/24		1,212	1,194,943
4.600%, 09/01/35		800	795,688
# 4.000%, 09/01/36		800	744,474
2.600%, 10/01/40		5,800	4,278,358
5.650%, 12/01/41		9,900	10,617,860
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/38		157	186,441
Glencore Funding LLC
#Ω 2.850%, 04/27/31		33,500	28,294,151
Global Payments, Inc.
4.450%, 06/01/28		6,820	6,551,049
2.900%, 11/15/31		400	331,452
Globe Life, Inc.
4.800%, 06/15/32		10,000	9,727,877
Goldman Sachs Group, Inc.
4.000%, 03/03/24		14,004	13,829,022
0.125%, 08/19/24	EUR	2,900	3,048,134
3.375%, 03/27/25	EUR	1,315	1,439,807
3.750%, 05/22/25		6,213	6,049,949
3.750%, 02/25/26		5,700	5,554,164
1.625%, 07/27/26	EUR	5,000	5,153,148
2.600%, 02/07/30		4,600	3,971,154
3.800%, 03/15/30		12,000	11,269,203
# 6.125%, 02/15/33		2,421	2,630,493
6.250%, 02/01/41		750	827,876
Halliburton Co.
2.920%, 03/01/30		800	716,629
6.700%, 09/15/38		5,760	6,413,029
7.450%, 09/15/39		2,200	2,593,138
4.500%, 11/15/41		3,000	2,596,751
Harley-Davidson, Inc.
# 3.500%, 07/28/25		5,193	4,975,345
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω 2.200%, 06/01/30		27,200	22,835,388

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Healthcare Realty Holdings LP
2.000%, 03/15/31	2,800	$2,186,404
Home Depot, Inc.
# 5.875%, 12/16/36	200	225,584
3.300%, 04/15/40	1,600	1,333,603
5.400%, 09/15/40	5,600	5,916,015
5.950%, 04/01/41	1,200	1,346,245
Honeywell International, Inc.
2.500%, 11/01/26	18	17,134
5.375%, 03/01/41	670	714,029
HP, Inc.
3.400%, 06/17/30	50,435	44,697,077
2.650%, 06/17/31	1,000	814,348
# 6.000%, 09/15/41	5,000	5,070,665
Humana, Inc.
3.850%, 10/01/24	5,825	5,733,216
Intel Corp.
4.000%, 12/15/32	1,400	1,333,118
4.600%, 03/25/40	25,324	23,821,426
2.800%, 08/12/41	23,576	17,109,907
Intercontinental Exchange, Inc.
3.750%, 12/01/25	11,500	11,278,970
4.600%, 03/15/33	15,000	15,009,150
2.650%, 09/15/40	16,100	11,799,207
International Business Machines Corp.
3.375%, 08/01/23	4,409	4,387,661
3.300%, 01/27/27	26,154	25,206,754
1.950%, 05/15/30	22,940	19,346,045
4.150%, 05/15/39	8,300	7,365,251
2.850%, 05/15/40	31,266	23,182,410
4.000%, 06/20/42	400	342,548
Interpublic Group of Cos., Inc.
4.200%, 04/15/24	1,953	1,925,840
4.750%, 03/30/30	1,175	1,153,673
Interstate Power & Light Co.
2.300%, 06/01/30	3,978	3,363,176
Intuit, Inc.
1.650%, 07/15/30	1,280	1,066,737
Invitation Homes Operating Partnership LP
2.000%, 08/15/31	3,000	2,311,957
2.700%, 01/15/34	1,500	1,155,877
J M Smucker Co.
3.500%, 03/15/25	3,600	3,515,139
4.250%, 03/15/35	2,000	1,887,136
Jabil, Inc.
3.600%, 01/15/30	23,950	22,036,033
3.000%, 01/15/31	15,033	12,820,473
Jackson Financial, Inc.
3.125%, 11/23/31	6,177	4,983,071

103

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Janus Henderson U.S. Holdings, Inc.
4.875%, 08/01/25	9,046	$8,894,941
Jefferies Financial Group, Inc.
2.625%, 10/15/31	20,514	16,530,105
2.750%, 10/15/32	6,280	4,979,799
Johnson & Johnson
# 2.450%, 03/01/26	1,612	1,548,381
1.300%, 09/01/30	18,000	15,107,018
JPMorgan Chase & Co.
3.625%, 05/13/24	9,931	9,795,810
3.900%, 07/15/25	22,016	21,690,730
3.200%, 06/15/26	276	266,578
6.400%, 05/15/38	20,000	22,624,789
5.500%, 10/15/40	3,600	3,731,577
5.600%, 07/15/41	7,100	7,404,518
5.400%, 01/06/42	9,350	9,649,666
Juniper Networks, Inc.
3.750%, 08/15/29	4,000	3,762,909
2.000%, 12/10/30	5,000	4,000,034
Kellogg Co.
3.250%, 04/01/26	6,801	6,559,584
3.400%, 11/15/27	7,300	6,979,909
7.450%, 04/01/31	6,959	8,054,159
Kemper Corp.
# 2.400%, 09/30/30	6,265	5,049,809
3.800%, 02/23/32	24,700	21,353,678
Keurig Dr Pepper, Inc.
4.050%, 04/15/32	200	189,988
Kimco Realty OP LLC
2.250%, 12/01/31	10,200	8,021,361
Kinder Morgan Energy Partners LP
6.950%, 01/15/38	5,800	6,558,323
6.500%, 09/01/39	1,900	2,015,121
Kroger Co.
7.500%, 04/01/31	16,177	18,822,147
L3Harris Technologies, Inc.
3.950%, 05/28/24	2,469	2,437,278
Lazard Group LLC
4.500%, 09/19/28	17,626	16,972,711
4.375%, 03/11/29	400	381,483
Lear Corp.
3.800%, 09/15/27	223	213,461
Legg Mason, Inc.
3.950%, 07/15/24	4,736	4,657,809
4.750%, 03/15/26	9,317	9,231,656
Liberty Mutual Group, Inc.
Ω 4.569%, 02/01/29	10,065	9,710,034
Ω 6.500%, 03/15/35	4,250	4,468,081
Lincoln National Corp.
3.050%, 01/15/30	400	326,654
# 3.400%, 01/15/31	10,680	8,600,558
# 3.400%, 03/01/32	34,700	27,335,292

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Lockheed Martin Corp.
3.550%, 01/15/26		2,400	$2,366,058
3.600%, 03/01/35		671	623,184
4.500%, 05/15/36		1,000	996,946
Loews Corp.
2.625%, 05/15/23		2,681	2,677,857
3.750%, 04/01/26		10,270	10,095,368
Lowe’s Cos., Inc.
2.800%, 09/15/41		25,000	17,713,896
LYB International Finance III LLC
3.375%, 10/01/40		8,000	5,915,915
LyondellBasell Industries NV
5.750%, 04/15/24		1,611	1,613,336
Marathon Petroleum Corp.
3.625%, 09/15/24		6,891	6,753,674
6.500%, 03/01/41		4,500	4,753,739
Marriott International, Inc.
2.750%, 10/15/33		7,200	5,842,832
Mars, Inc.
#Ω 1.625%, 07/16/32		8,150	6,445,409
Ω 3.600%, 04/01/34		400	366,645
Ω 3.875%, 04/01/39		800	698,082
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24		8,320	8,163,584
3.750%, 03/14/26		1,700	1,668,860
2.375%, 12/15/31		2,961	2,475,931
Medtronic Global Holdings SCA
0.250%, 07/02/25	EUR	2,400	2,471,316
1.125%, 03/07/27	EUR	4,800	4,867,844
Medtronic, Inc.
4.375%, 03/15/35		8,065	8,040,825
Mercedes-Benz Finance North America LLC
8.500%, 01/18/31		26,296	33,494,631
Merck & Co., Inc.
3.400%, 03/07/29		11,084	10,707,362
1.450%, 06/24/30		56,500	47,022,120
3.900%, 03/07/39		400	366,374
2.350%, 06/24/40		800	590,285
MetLife, Inc.
6.375%, 06/15/34		17,000	19,201,362
5.700%, 06/15/35		6,800	7,243,714
4.125%, 08/13/42		5,000	4,317,875
Micron Technology, Inc.
4.663%, 02/15/30		330	316,230
2.703%, 04/15/32		2,650	2,122,348
3.366%, 11/01/41		24,100	17,048,449
Microsoft Corp.
3.300%, 02/06/27		12,692	12,468,547
Mohawk Industries, Inc.
# 3.625%, 05/15/30		2,800	2,555,387

104

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Molson Coors Beverage Co.
1.250%, 07/15/24	EUR	2,000	$2,131,432
3.000%, 07/15/26		49	46,514
Morgan Stanley
3.875%, 04/29/24		6,982	6,884,161
3.875%, 01/27/26		15,083	14,722,930
3.625%, 01/20/27		10,526	10,133,141
1.875%, 04/27/27	EUR	5,000	5,096,620
7.250%, 04/01/32		15,766	18,595,668
Morgan Stanley Domestic Holdings, Inc.
4.500%, 06/20/28		7,696	7,669,879
Mosaic Co.
4.050%, 11/15/27		3,867	3,753,855
Motorola Solutions, Inc.
4.600%, 05/23/29		4,300	4,230,195
2.300%, 11/15/30		25,444	20,859,891
MPLX LP
4.125%, 03/01/27		11,620	11,344,512
4.500%, 04/15/38		4,700	4,219,443
Mylan, Inc.
4.200%, 11/29/23		3,480	3,443,760
National Fuel Gas Co.
2.950%, 03/01/31		5,000	4,049,788
National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32		2,708	3,276,848
Nestle Holdings, Inc.
Ω 1.250%, 09/15/30		24,000	19,538,107
NetApp, Inc.
3.300%, 09/29/24		3,451	3,359,784
2.700%, 06/22/30		5,000	4,319,645
NewMarket Corp.
2.700%, 03/18/31		4,000	3,366,540
NIKE, Inc.
2.850%, 03/27/30		40,500	37,443,233
Northern Trust Corp.
1.950%, 05/01/30		22,270	18,837,279
Nucor Corp.
3.950%, 05/01/28		5,045	4,915,742
2.700%, 06/01/30		8,000	7,058,398
3.125%, 04/01/32		8,140	7,232,987
6.400%, 12/01/37		6,585	7,615,158
Nuveen Finance LLC
Ω 4.125%, 11/01/24		2,348	2,288,808
Omnicom Group, Inc.
4.200%, 06/01/30		12,855	12,411,536
ONE Gas, Inc.
# 4.250%, 09/01/32		6,700	6,576,525
Oracle Corp.
2.650%, 07/15/26		7,252	6,810,469
# 3.250%, 11/15/27		34,794	32,802,048
2.950%, 04/01/30		500	442,938

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
4.300%, 07/08/34		400	$368,835
3.900%, 05/15/35		800	701,838
Owens Corning
3.875%, 06/01/30		9,226	8,663,806
Paramount Global
# 4.200%, 05/19/32		10,891	9,372,479
Parker-Hannifin Corp.
3.300%, 11/21/24		3,093	3,027,073
3.250%, 06/14/29		6,000	5,594,027
Penske Truck Leasing Co. Lp/PTL Finance Corp.
Ω 3.400%, 11/15/26		200	187,827
PepsiCo, Inc.
2.625%, 04/28/26	EUR	2,800	3,031,816
4.875%, 11/01/40		400	423,139
2.625%, 10/21/41		1,200	929,721
PerkinElmer, Inc.
3.300%, 09/15/29		1,300	1,178,008
Pfizer, Inc.
3.000%, 12/15/26		24,880	24,095,533
1.700%, 05/28/30		3,000	2,540,137
4.000%, 12/15/36		400	385,164
4.100%, 09/15/38		1,600	1,514,769
3.900%, 03/15/39		6,200	5,667,357
7.200%, 03/15/39		200	252,629
2.550%, 05/28/40		2,000	1,513,629
5.600%, 09/15/40		400	435,628
Philip Morris International, Inc.
0.625%, 11/08/24	EUR	774	814,889
3.250%, 11/10/24		6,698	6,551,661
3.125%, 08/17/27		400	380,315
3.375%, 08/15/29		6,400	5,937,537
2.100%, 05/01/30		10,350	8,697,195
6.375%, 05/16/38		10,000	11,062,056
Phillips 66
2.150%, 12/15/30		400	333,754
5.875%, 05/01/42		800	848,386
Piedmont Operating Partnership LP
3.150%, 08/15/30		6,500	4,909,354
PNC Bank NA
2.950%, 02/23/25		1,093	1,047,616
3.250%, 06/01/25		4,680	4,475,825
PPG Industries, Inc.
1.875%, 06/01/25	EUR	2,125	2,261,856
2.800%, 08/15/29		2,403	2,167,784
2.550%, 06/15/30		9,250	8,031,032
PPL Capital Funding, Inc.
3.100%, 05/15/26		5,400	5,166,781
Precision Castparts Corp.
3.250%, 06/15/25		26,684	26,149,467
Primerica, Inc.
2.800%, 11/19/31		15,500	13,078,670

105

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Principal Financial Group, Inc.
3.400%, 05/15/25		2,300	$2,226,567
3.100%, 11/15/26		5,072	4,858,391
2.125%, 06/15/30		400	333,746
Procter & Gamble Co.
# 2.850%, 08/11/27		7,650	7,334,922
Progress Energy, Inc.
7.750%, 03/01/31		2,500	2,922,814
6.000%, 12/01/39		600	621,745
Progressive Corp.
# 3.000%, 03/15/32		16,900	15,205,648
Prologis Euro Finance LLC
0.250%, 09/10/27	EUR	4,600	4,348,981
Prologis LP
3.000%, 06/02/26	EUR	6,700	7,230,796
Prudential Financial, Inc.
3.000%, 03/10/40		9,850	7,510,812
Public Service Enterprise Group, Inc.
8.625%, 04/15/31		1,000	1,198,767
PulteGroup, Inc.
7.875%, 06/15/32		3,895	4,546,454
6.375%, 05/15/33		11,000	11,729,770
6.000%, 02/15/35		6,449	6,684,753
QUALCOMM, Inc.
2.150%, 05/20/30		3,600	3,148,875
1.650%, 05/20/32		12,243	9,873,974
Quanta Services, Inc.
2.900%, 10/01/30		302	261,964
Quest Diagnostics, Inc.
# 2.800%, 06/30/31		1,000	875,866
Raytheon Technologies Corp.
4.450%, 11/16/38		1,200	1,142,719
4.700%, 12/15/41		5,600	5,313,451
4.500%, 06/01/42		28,524	26,929,333
Realty Income Corp.
2.850%, 12/15/32		8,967	7,482,146
1.800%, 03/15/33		2,600	1,938,461
Reinsurance Group of America, Inc.
4.700%, 09/15/23		3,840	3,828,980
3.950%, 09/15/26		15,789	15,295,639
3.900%, 05/15/29		4,725	4,443,681
3.150%, 06/15/30		15,455	13,580,080
Roche Holdings, Inc.
Ω 2.625%, 05/15/26		1,000	954,090
Ross Stores, Inc.
1.875%, 04/15/31		9,000	7,303,261
Royalty Pharma PLC
2.200%, 09/02/30		10,000	8,197,058
Salesforce, Inc.
3.700%, 04/11/28		10,800	10,716,227
2.700%, 07/15/41		1,200	897,490

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Sanofi
3.625%, 06/19/28		11,400	$11,213,019
Schlumberger Finance BV
1.375%, 10/28/26	EUR	9,750	10,030,288
Schlumberger Investment SA
2.650%, 06/26/30		9,052	8,127,784
Sherwin-Williams Co.
2.950%, 08/15/29		6,000	5,426,877
Simon Property Group LP
2.450%, 09/13/29		400	348,702
# 2.650%, 07/15/30		20,400	17,524,736
2.200%, 02/01/31		14,208	11,593,569
2.250%, 01/15/32		7,377	5,872,087
6.750%, 02/01/40		800	896,382
4.750%, 03/15/42		400	357,574
Southern California Edison Co.
6.650%, 04/01/29		400	430,593
Southern Power Co.
5.150%, 09/15/41		3,000	2,860,166
Southwest Gas Corp.
3.700%, 04/01/28		2,900	2,754,224
2.200%, 06/15/30		13,700	11,347,778
Spirit Realty LP
2.700%, 02/15/32		14,491	11,450,224
Stanley Black & Decker, Inc.
2.300%, 03/15/30		3,000	2,503,249
5.200%, 09/01/40		400	367,698
State Street Corp.
3.550%, 08/18/25		1,854	1,799,066
Steel Dynamics, Inc.
# 3.250%, 01/15/31		20,925	18,644,462
Stellantis Finance US, Inc.
Ω 2.691%, 09/15/31		11,500	9,366,696
Stryker Corp.
3.650%, 03/07/28		22,379	21,680,568
Sutter Health
3.161%, 08/15/40		2,000	1,530,137
Sysco Corp.
3.250%, 07/15/27		1,308	1,246,815
Tapestry, Inc.
3.050%, 03/15/32		16,062	13,301,371
Targa Resources Corp.
4.200%, 02/01/33		3,000	2,725,551
Target Corp.
2.500%, 04/15/26		521	501,732
# 4.000%, 07/01/42		2,100	1,926,120
TCI Communications, Inc.
7.875%, 02/15/26		1,120	1,212,414
Texas Instruments, Inc.
# 2.900%, 11/03/27		2,100	2,001,576
Textron, Inc.
2.450%, 03/15/31		15,590	13,225,555

106

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Thermo Fisher Scientific, Inc.
2.800%, 10/15/41		2,700	$2,070,137
Toyota Motor Credit Corp.
3.050%, 01/11/28		9,550	9,077,714
Travelers Cos., Inc.
6.250%, 06/15/37		535	606,272
5.350%, 11/01/40		1,200	1,264,070
Travelers Property Casualty Corp.
6.375%, 03/15/33		400	461,342
Truist Financial Corp.
3.700%, 06/05/25		7,545	7,268,018
TWDC Enterprises 18 Corp.
7.000%, 03/01/32		540	631,299
4.375%, 08/16/41		10,000	9,280,192
U.S. Bancorp
0.850%, 06/07/24	EUR	800	841,533
Union Pacific Corp.
3.250%, 01/15/25		9,115	8,914,651
2.891%, 04/06/36		22,950	19,121,387
3.600%, 09/15/37		1,000	882,918
3.550%, 08/15/39		400	344,200
3.200%, 05/20/41		15,400	12,378,645
3.375%, 02/14/42		5,150	4,268,908
United Parcel Service, Inc.
4.875%, 11/15/40		1,020	1,023,853
UnitedHealth Group, Inc.
2.300%, 05/15/31		350	302,946
4.200%, 05/15/32		18,800	18,433,742
5.800%, 03/15/36		400	441,111
6.625%, 11/15/37		400	472,094
6.875%, 02/15/38		350	425,468
3.500%, 08/15/39		16,638	14,262,925
2.750%, 05/15/40		11,200	8,598,828
5.700%, 10/15/40		2,400	2,588,979
5.950%, 02/15/41		1,000	1,105,005
3.050%, 05/15/41		28,172	22,379,457
4.625%, 11/15/41		1,200	1,161,496
Unum Group
3.875%, 11/05/25		1,977	1,914,085
4.000%, 06/15/29		10,963	10,533,807
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		17,367	16,616,706
Valero Energy Corp.
7.500%, 04/15/32		580	667,837
6.625%, 06/15/37		11,550	12,673,753
Ventas Realty LP
3.000%, 01/15/30		1,100	954,387
VeriSign, Inc.
# 2.700%, 06/15/31		5,106	4,348,756
Verizon Communications, Inc.
4.329%, 09/21/28		600	593,642
4.016%, 12/03/29		17,153	16,471,131

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
2.355%, 03/15/32		2,733	$2,243,625
VF Corp.
# 2.800%, 04/23/27		200	185,423
# 2.950%, 04/23/30		6,516	5,522,548
Viatris, Inc.
2.700%, 06/22/30		1,000	814,739
3.850%, 06/22/40		10,000	6,905,836
Visa, Inc.
2.050%, 04/15/30		78,659	68,820,394
VMware, Inc.
3.900%, 08/21/27		224	215,727
Vornado Realty LP
3.400%, 06/01/31		8,951	6,361,794
Walgreens Boots Alliance, Inc.
# 3.200%, 04/15/30		23,552	20,800,611
Walt Disney Co.
3.700%, 09/15/24		3,814	3,766,629
1.750%, 01/13/26		1,800	1,690,395
# 2.650%, 01/13/31		16,150	14,315,529
6.200%, 12/15/34		100	114,294
4.625%, 03/23/40		6,500	6,370,490
3.500%, 05/13/40		23,016	19,569,365
6.150%, 02/15/41		400	449,251
Waste Management, Inc.
1.500%, 03/15/31		5,500	4,460,802
WEC Energy Group, Inc.
3.550%, 06/15/25		1,757	1,698,204
Wells Fargo & Co.
0.500%, 04/26/24	EUR	12,349	13,163,877
2.125%, 06/04/24	EUR	6,240	6,746,249
3.000%, 02/19/25		4,264	4,125,497
1.625%, 06/02/25	EUR	3,400	3,570,438
3.000%, 04/22/26		5,073	4,830,892
2.000%, 04/27/26	EUR	5,000	5,212,265
1.375%, 10/26/26	EUR	2,500	2,523,639
1.000%, 02/02/27	EUR	10,000	9,848,940
4.150%, 01/24/29		600	577,561
Welltower OP LLC
4.125%, 03/15/29		1,550	1,452,440
2.750%, 01/15/31		17,596	14,760,348
2.750%, 01/15/32		5,000	4,113,011
Westlake Corp.
3.375%, 06/15/30		11,785	10,476,018
WestRock MWV LLC
8.200%, 01/15/30		19,367	22,757,167
Weyerhaeuser Co.
7.375%, 03/15/32		1,213	1,407,387
Whirlpool Corp.
3.700%, 05/01/25		14,663	14,381,611
# 4.750%, 02/26/29		700	699,415
Williams Cos., Inc.
4.000%, 09/15/25		8,158	7,988,539
# 3.500%, 11/15/30		14,800	13,543,390

107

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
8.750%, 03/15/32	1,000	$1,206,388
6.300%, 04/15/40	20,000	21,100,658
WP Carey, Inc.
2.400%, 02/01/31	2,300	1,881,007
2.450%, 02/01/32	9,800	7,874,910
WRKCo, Inc.
# 4.200%, 06/01/32	1,800	1,671,268
# 3.000%, 06/15/33	19,705	16,110,639
Zoetis, Inc.
3.000%, 09/12/27	14,723	14,007,263

TOTAL UNITED STATES		4,409,585,402

TOTAL BONDS		6,182,731,868

U.S. TREASURY OBLIGATIONS — (23.2%)
U.S. Treasury Bonds
6.750%, 08/15/26	38,863	42,482,226
# 6.625%, 02/15/27	34,651	38,301,316
1.125%, 05/15/40	159,000	106,542,421
1.125%, 08/15/40	20,000	13,292,188
1.375%, 11/15/40	112,000	77,520,625
# 1.750%, 08/15/41	195,000	141,839,648
2.000%, 11/15/41	136,000	103,046,562
2.750%, 11/15/42	62,500	53,288,574
U.S. Treasury Notes
0.125%, 07/15/23	45,000	44,539,453
0.125%, 07/31/23	84,000	82,976,250
0.125%, 08/15/23	129,000	127,155,703
0.125%, 08/31/23	55,000	54,108,398
0.125%, 10/15/23	55,000	53,818,359
0.375%, 10/31/23	47,000	45,949,844
0.250%, 11/15/23	35,000	34,130,469
0.500%, 11/30/23	100,000	97,468,750
2.875%, 11/30/23	25,000	24,717,774
0.125%, 12/15/23	85,000	82,542,969
0.750%, 12/31/23	69,000	67,115,976
2.625%, 12/31/23	20,000	19,700,000

	Face Amount^ (000)	Value†
# 0.375%, 04/15/24	60,000	$57,520,313
0.250%, 05/15/24	25,000	23,856,445
2.500%, 05/31/24	30,000	29,282,813
0.250%, 06/15/24	82,000	78,044,140
1.625%, 05/15/26	55,000	51,712,891
1.500%, 08/15/26	78,788	73,484,545
1.625%, 09/30/26	50,000	46,753,906
2.000%, 11/15/26	70,000	66,174,609
1.625%, 11/30/26	39,750	37,083,955
1.500%, 01/31/27	59,500	55,093,281
2.250%, 02/15/27	60,000	57,128,906
2.375%, 05/15/27	91,200	87,053,250
2.250%, 08/15/27	40,000	37,925,000
2.250%, 11/15/27	39,018	36,901,253
2.750%, 02/15/28	47,000	45,391,719
1.125%, 02/29/28	54,000	48,270,938
1.250%, 03/31/28	85,000	76,320,703
1.250%, 04/30/28	80,000	71,696,875
2.875%, 05/15/28	69,000	66,903,047
2.875%, 08/15/28	90,000	87,187,500
3.125%, 11/15/28	75,000	73,458,984
2.625%, 02/15/29	25,000	23,823,242
1.250%, 08/15/31	30,000	25,368,750

TOTAL U.S. TREASURY OBLIGATIONS		2,566,974,570

TOTAL INVESTMENT SECURITIES (Cost $11,288,105,669)		10,466,228,823

	Shares
SECURITIES LENDING COLLATERAL — (5.3%)
@§ The DFA Short Term Investment Fund	50,339,877	582,281,360

TOTAL INVESTMENTS — (100.0%) (Cost $11,870,341,362)		$11,048,510,183

As of April 30, 2023, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	127,836	USD	152,655	Citibank, N.A.	05/09/23	$8,027
EUR	3,496,713	USD	3,836,946	Bank of America Corp.	05/12/23	18,210
USD	5,741,562	EUR	5,192,327	Bank of America Corp.	05/12/23	16,976
USD	48,349,351	EUR	43,700,793	Citibank, N.A.	05/12/23	168,845
EUR	4,771,906	USD	5,216,423	Citibank, N.A.	05/12/23	44,645
USD	149,710,707	EUR	135,198,488	Barclays Capital	05/15/23	628,181

108

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	146,659,979	EUR	132,990,920	State Street Bank and Trust	05/16/23	$3,522
USD	9,853,292	EUR	8,929,307	Bank of America Corp.	05/26/23	940
USD	9,088,543	EUR	8,223,062	Royal Bank of Canada	05/26/23	15,441

Total Appreciation						$904,787

USD	7,291,590	GBP	5,984,219	Bank of America Corp.	05/09/23	$(230,223)
USD	4,238,403	GBP	3,394,802	Barclays Capital	05/09/23	(28,665)
USD	11,872,180	EUR	10,870,161	Citibank, N.A.	05/09/23	(110,174)
USD	77,892,685	EUR	72,426,848	HSBC Bank	05/09/23	(1,944,598)
USD	53,012,348	EUR	49,693,911	State Street Bank and Trust	05/09/23	(1,766,051)
USD	51,566,025	GBP	41,362,341	State Street Bank and Trust	05/09/23	(424,016)
USD	59,566,777	EUR	54,089,119	Bank of America Corp.	05/12/23	(66,950)
USD	32,651,496	EUR	29,848,757	Citibank, N.A.	05/12/23	(257,019)
USD	1,129,377	EUR	1,028,633	HSBC Bank	05/12/23	(4,699)
USD	6,418,353	EUR	5,844,813	UBS AG	05/12/23	(25,605)
USD	150,148,542	EUR	139,825,505	Barclays Capital	05/22/23	(4,096,557)
USD	34,949,346	DKK	237,635,698	State Street Bank and Trust	05/24/23	(232,132)
USD	26,165,051	EUR	23,812,218	State Street Bank and Trust	05/26/23	(108,698)

Total (Depreciation)						$(9,295,387)

Total Appreciation (Depreciation)						$(8,390,600)

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,716,522,385	—	$1,716,522,385
Bonds
Australia	—	187,115,388	—	187,115,388
Austria	—	4,213,579	—	4,213,579
Belgium	—	86,241,070	—	86,241,070
Canada	—	272,449,685	—	272,449,685
Denmark	—	41,779,493	—	41,779,493
Finland	—	35,280,630	—	35,280,630
France	—	136,847,583	—	136,847,583
Germany	—	152,107,086	—	152,107,086
Hong Kong	—	6,464,868	—	6,464,868
Ireland	—	9,144,571	—	9,144,571
Italy	—	35,804,774	—	35,804,774
Japan	—	195,194,562	—	195,194,562
Luxembourg	—	2,252,999	—	2,252,999
Netherlands	—	52,841,750	—	52,841,750
Norway	—	24,226,101	—	24,226,101
Singapore	—	6,128,817	—	6,128,817
Spain	—	100,935,194	—	100,935,194
Supranational Organization Obligations	—	69,513,323	—	69,513,323
Sweden	—	56,737,947	—	56,737,947
Switzerland	—	34,828,133	—	34,828,133

109

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	—	$263,038,913	—	$263,038,913
United States	—	4,409,585,402	—	4,409,585,402
U.S. Treasury Obligations	—	2,566,974,570	—	2,566,974,570
Securities Lending Collateral	—	582,281,360	—	582,281,360
Forward Currency Contracts**	—	(8,390,600)	—	(8,390,600)

TOTAL	—	$11,040,119,583	—	$11,040,119,583

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

110

DFA DIVERSIFIED FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face
	Amount± (000)	Value†
U.S. TREASURY OBLIGATIONS — (19.7%)
Treasury Inflation Protected Security
0.625%, 01/15/24	103,449	$102,006,837
0.500%, 04/15/24	98,628	96,532,175
0.125%, 07/15/24	93,993	91,643,947
0.125%, 10/15/24	94,081	91,471,807
0.250%, 01/15/25	3,810	3,697,869

TOTAL U.S. TREASURY OBLIGATIONS		385,352,635

	Shares
AFFILIATED INVESTMENT COMPANIES — (80.2%)
DFA Intermediate Government Fixed Income Portfolio
DFA Investment Dimensions Group Inc.	87,650,232	982,559,100
DFA Two-Year Global Fixed Income Portfolio
DFA Investment Dimensions Group, Inc.	60,338,169	582,866,710

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES Cost ($1,699,576,796)		1,565,425,810

TOTAL INVESTMENT SECURITIES (Cost $2,090,161,518)		1,950,778,445

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 4.760%	2,592,033	2,592,033

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	1	12

TOTAL INVESTMENTS — (100.0%) (Cost $ 2,092,753,563)		$1,953,370,490

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$385,352,635	—	$385,352,635
Affiliated Investment Companies	$1,565,425,810	—	—	1,565,425,810
Temporary Cash Investments	2,592,033	—	—	2,592,033
Securities Lending Collateral	—	12	—	12

TOTAL	$1,568,017,843	$385,352,647	—	$1,953,370,490

See accompanying Notes to Financial Statements.

111

DFA LTIP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face Amount± (000)	Value†
U.S. TREASURY OBLIGATIONS — (100.0%)
U.S. Treasury Inflation Indexed Bonds
0.250%, 02/15/50	140,409	$100,495,379
0.125%, 02/15/51	146,874	100,327,079
0.125%, 02/15/52	146,856	100,107,425
1.500%, 02/15/53	39,101	39,090,375

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 453,347,888)		340,020,258

TOTAL INVESTMENTS — (100.0%) (Cost $ 453,347,888)		$340,020,258

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$340,020,258	—	$340,020,258

TOTAL	—	$340,020,258	—	$340,020,258

See accompanying Notes to Financial Statements.

112

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face Amount± (000)	Value†
U.S. TREASURY OBLIGATIONS — (99.9%)
Treasury Inflation Protected Security
0.125%, 01/15/23	0	$125
0.375%, 01/15/27	117,047	112,625,655
0.375%, 07/15/27	563,776	543,592,558
0.500%, 01/15/28	278,755	268,559,237
0.750%, 07/15/28	109,042	106,612,714
0.875%, 01/15/29	552,126	540,177,490
0.250%, 07/15/29	160,509	151,517,975
0.125%, 01/15/30	238,492	221,338,264
0.125%, 07/15/30	73,908	68,433,643
0.125%, 01/15/31	144,432	132,757,540
0.125%, 07/15/31	105,491	96,574,685
0.125%, 01/15/32	199,653	181,486,548
U.S. Treasury Inflation Indexed Bonds
2.375%, 01/15/27	117,084	121,006,519
1.750%, 01/15/28	404,451	412,595,087
3.625%, 04/15/28	463,990	515,495,787
2.500%, 01/15/29	472,821	503,683,254
3.875%, 04/15/29	451,459	517,314,931
3.375%, 04/15/32	288,922	339,754,779
2.125%, 02/15/40	418,878	459,648,646
2.125%, 02/15/41	389,820	427,911,092
0.750%, 02/15/42	126,458	109,360,495

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 6,292,948,390)		5,830,447,024

	Shares
TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 4.760%	7,427,701	7,427,701

TOTAL INVESTMENTS — (100.0%) (Cost $ 6,300,376,091)		$5,837,874,725

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$5,830,447,024	—	$5,830,447,024
Temporary Cash Investments	$7,427,701	—	—	7,427,701

TOTAL	$7,427,701	$5,830,447,024	—	$5,837,874,725

See accompanying Notes to Financial Statements.

113

DFA SHORT-DURATION REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Face Amount^ (000)	Value†
BONDS — (79.9%)
AUSTRALIA — (3.4%)
APA Infrastructure Ltd.
4.200%, 03/23/25		4,000	$3,926,280
Ω 4.200%, 03/23/25		2,300	2,257,611
ASB Finance Ltd.
0.750%, 03/13/24	EUR	1,438	1,539,405
BHP Billiton Finance Ltd.
3.000%, 05/29/24	EUR	1,000	1,094,335
Glencore Funding LLC
Ω 4.625%, 04/29/24		9,283	9,191,786
Ω 1.625%, 04/27/26		2,300	2,086,426
Ω 4.000%, 03/27/27		3,000	2,901,655
New South Wales Treasury Corp.
4.000%, 05/20/26	AUD	14,700	9,891,464
Queensland Treasury Corp.
Ω 3.250%, 07/21/26	AUD	1,500	987,612
South Australian Government Financing Authority
3.000%, 07/20/26	AUD	2,000	1,306,682
Stockland Trust
1.625%, 04/27/26	EUR	750	751,907
Telstra Corp. Ltd.
3.125%, 04/07/25		192	186,584
Treasury Corp. of Victoria
0.500%, 11/20/25	AUD	15,950	9,803,342
Westpac Banking Corp.
4.125%, 06/04/26	AUD	500	329,923
Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.690%, FRN
4.376%, 03/17/25	AUD	2,500	1,657,232
Westpac Securities NZ Ltd.
1.099%, 03/24/26	EUR	15,070	15,360,283

TOTAL AUSTRALIA			63,272,527

AUSTRIA — (0.1%)
Erste Group Bank AG
1.500%, 04/07/26	EUR	600	625,220
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
1.375%, 04/14/25	EUR	1,600	1,673,789

TOTAL AUSTRIA			2,299,009

		Face Amount^ (000)	Value†
BELGIUM — (1.0%)
Belfius Bank SA
0.010%, 10/15/25	EUR	2,500	$2,517,352
0.000%, 08/28/26	EUR	500	485,464
Dexia Credit Local SA
1.625%, 12/08/23	GBP	1,700	2,093,831
0.000%, 05/29/24	EUR	3,800	4,029,657
0.500%, 01/17/25	EUR	5,000	5,243,316
Groupe Bruxelles Lambert NV
1.375%, 05/23/24	EUR	400	430,669
1.875%, 06/19/25	EUR	2,500	2,657,371
Solvay Finance America LLC
Ω 4.450%, 12/03/25		2,000	1,963,963

TOTAL BELGIUM			19,421,623

CANADA — (3.5%)
Bank of Montreal
0.625%, 07/09/24		3,150	2,985,856
2.280%, 07/29/24	CAD	5,750	4,107,695
(r) SOFR + 0.465%, FRN, 5.302%, 01/10/25		523	518,004
1.250%, 09/15/26		2,000	1,781,726
2.750%, 06/15/27	EUR	300	317,334
Bank of Nova Scotia
0.125%, 09/04/26	EUR	1,000	979,274
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.460%, FRN
(r) 5.297%, 01/10/25		825	817,024
Bank of Nova Scotia
2.700%, 08/03/26		2,000	1,871,914
1.300%, 09/15/26		9,182	8,155,447
Canadian Imperial Bank of Commerce
1.250%, 06/22/26		9,362	8,409,705
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.420%, FRN
(r) 5.257%, 10/18/24		2,367	2,351,985
Canadian Natural Resources Ltd.
3.900%, 02/01/25		559	547,259
2.050%, 07/15/25		555	522,256
Ontario, Province of Canada
0.500%, 12/15/23	GBP	100	122,342
Royal Bank of Canada
2.352%, 07/02/24	CAD	6,500	4,656,530

114

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
CANADA — (Continued)
0.125%, 07/23/24	EUR	440	$464,176
(r) SOFR + 0.340%, FRN, 5.177%, 10/07/24		1,325	1,315,268
0.875%, 01/20/26		860	777,742
1.200%, 04/27/26		10,000	9,102,169
Toronto-Dominion Bank
0.375%, 04/25/24	EUR	2,000	2,131,406
1.200%, 06/03/26		1,300	1,160,066
0.500%, 01/18/27	EUR	6,111	5,925,883
2.875%, 04/05/27	GBP	1,500	1,719,745
2.551%, 08/03/27	EUR	2,000	2,078,114
Toronto-Dominion Bank
3.005%, 05/30/23	CAD	5,000	3,685,279

TOTAL CANADA			66,504,199

DENMARK — (0.3%)
AP Moller - Maersk AS
1.750%, 03/16/26	EUR	1,250	1,305,273
Danske Bank AS
0.625%, 05/26/25	EUR	4,660	4,811,083

TOTAL DENMARK			6,116,356

FINLAND — (0.5%)
Nordea Bank Abp
1.500%, 09/30/26		2,447	2,179,213
Ω 1.500%, 09/30/26		1,500	1,335,847
OP Corporate Bank PLC
0.375%, 06/19/24	EUR	1,600	1,692,184
0.250%, 03/24/26	EUR	1,624	1,608,176
1.375%, 09/04/26	GBP	2,487	2,714,248

TOTAL FINLAND			9,529,668

FRANCE — (5.7%)
Airbus SE
1.625%, 04/07/25	EUR	500	532,227
0.875%, 05/13/26	EUR	2,500	2,556,012
Arval Service Lease SA
0.875%, 02/17/25	EUR	400	414,791
4.125%, 04/13/26	EUR	1,500	1,639,687
Banque Federative du Credit Mutuel SA
0.125%, 02/05/24	EUR	2,000	2,144,651
0.010%, 03/07/25	EUR	12,000	12,324,051
1.000%, 05/23/25	EUR	600	625,240
1.000%, 07/16/26	GBP	1,000	1,104,744
1.250%, 05/26/27	EUR	1,000	995,953
Banque Stellantis France SACA
0.625%, 06/21/24	EUR	3,109	3,306,152
0.000%, 01/22/25	EUR	3,700	3,818,002
BNP Paribas SA
1.000%, 06/27/24	EUR	1,630	1,739,970
3.375%, 01/09/25		5,000	4,830,507

		Face Amount^ (000)	Value†
FRANCE — (Continued)
BPCE SA
1.000%, 07/15/24	EUR	2,100	$2,240,013
Ω 2.375%, 01/14/25		7,200	6,805,217
2.375%, 01/14/25		5,500	5,198,430
0.250%, 01/15/26	EUR	3,000	3,011,190
Ω 1.000%, 01/20/26		600	540,470
Credit Agricole SA
Ω 3.250%, 10/04/24		8,000	7,756,139
1.000%, 09/18/25	EUR	2,000	2,077,052
3.125%, 02/05/26	EUR	700	757,889
4.125%, 01/10/27		1,000	968,852
1.375%, 05/03/27	EUR	1,200	1,208,908
EssilorLuxottica SA
0.125%, 05/27/25	EUR	300	309,662
Kering SA
1.250%, 05/05/25	EUR	300	317,967
LeasePlan Corp. NV
Ω 2.875%, 10/24/24		1,000	957,591
LVMH Moet Hennessy Louis Vuitton SE
0.000%, 02/11/26	EUR	1,600	1,618,080
Societe Generale SA
Ω 4.250%, 09/14/23		5,000	4,951,882
Ω 2.625%, 10/16/24		1,700	1,616,498
2.625%, 01/22/25		5,000	4,705,886
Ω 2.625%, 01/22/25		4,420	4,160,003
0.125%, 02/24/26	EUR	3,100	3,077,834
0.250%, 07/08/27	EUR	1,500	1,420,939
TotalEnergies Capital International SA
0.250%, 07/12/23	EUR	1,500	1,643,224
2.875%, 11/19/25	EUR	1,500	1,644,983
1.660%, 07/22/26	GBP	100	114,527
Unedic Asseo
2.375%, 05/25/24	EUR	1,100	1,198,551
Vinci SA
2.250%, 03/15/27	GBP	400	457,940
WEA Finance LLC
2.875%, 01/15/27		14,903	13,025,587

TOTAL FRANCE			107,817,301

GERMANY — (4.8%)
Bayer U.S. Finance II LLC
Ω 3.375%, 07/15/24		5,000	4,887,671
Ω 4.250%, 12/15/25		7,700	7,549,751
BMW Finance NV
0.625%, 10/06/23	EUR	2,200	2,396,715
0.500%, 02/22/25	EUR	2,580	2,713,301
0.000%, 01/11/26	EUR	580	588,345
BMW U.S. Capital LLC
Ω 3.450%, 04/01/27		5,000	4,861,242
1.000%, 04/20/27	EUR	3,144	3,189,505

115

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
GERMANY — (Continued)
Daimler Truck Finance North America LLC
Ω 3.650%, 04/07/27		5,000	$4,794,223
Daimler Truck International Finance BV
1.250%, 04/06/25	EUR	5,300	5,585,504
Deutsche Bank AG
1.686%, 03/19/26		2,410	2,157,045
FMS Wertmanagement
0.625%, 12/15/23	GBP	200	244,945
Fresenius Medical Care AG & Co. KGaA
3.875%, 09/20/27	EUR	500	546,063
HOWOGE Wohnungsbaugesellschaft mbH
0.000%, 11/01/24	EUR	3,500	3,624,173
Kreditanstalt fuer Wiederaufbau
1.625%, 04/03/24	NOK	86,330	7,933,153
3.200%, 09/11/26	AUD	600	391,946
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.375%, 12/15/23	GBP	1,500	1,845,029
4.250%, 08/07/25	AUD	4,200	2,796,959
Landwirtschaftliche Rentenbank
1.125%, 12/15/23	GBP	3,600	4,422,957
4.750%, 05/06/26	AUD	2,000	1,365,441
Mercedes-Benz Finance North America LLC
Ω 1.450%, 03/02/26		10,536	9,679,346
Mercedes-Benz International Finance BV
2.000%, 09/04/23	GBP	2,300	2,861,863
0.000%, 02/08/24	EUR	2,000	2,152,382
2.625%, 04/07/25	EUR	998	1,090,488
1.500%, 02/09/27	EUR	950	985,385
Merck Financial Services GmbH
0.125%, 07/16/25	EUR	400	411,317
NRW Bank
1.050%, 03/31/26	AUD	580	352,840
Siemens Financieringsmaatschappij NV
0.250%, 06/05/24	EUR	400	426,732
0.000%, 09/05/24	EUR	580	613,020
1.000%, 02/20/25	GBP	500	587,692
2.250%, 03/10/25	EUR	1,200	1,296,917
Volkswagen Group of America Finance LLC
Ω 2.850%, 09/26/24		500	484,787
Ω 4.350%, 06/08/27		5,000	4,926,200

		Face Amount^ (000)	Value†
GERMANY — (Continued)
Volkswagen Leasing GmbH
0.375%, 07/20/26	EUR	3,000	$2,949,214

TOTAL GERMANY			90,712,151

IRELAND — (0.8%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.500%, 01/15/25		3,000	2,874,116
1.750%, 01/30/26		12,800	11,483,687
4.450%, 04/03/26		150	145,122
GAS Networks Ireland
0.125%, 12/04/24	EUR	800	833,966

TOTAL IRELAND			15,336,891

ITALY — (0.9%)
Eni Finance International SA
1.275%, 05/05/25	EUR	1,000	1,058,955
Intesa Sanpaolo SpA
Ω 3.250%, 09/23/24		5,900	5,686,997
Republic of Italy Government International Bond
6.875%, 09/27/23		5,500	5,523,870
2.375%, 10/17/24		3,961	3,792,364
1.250%, 02/17/26		686	616,104

TOTAL ITALY			16,678,290

JAPAN — (6.3%)
7-Eleven, Inc.
Ω 0.950%, 02/10/26		8,500	7,683,521
American Honda Finance Corp.
1.950%, 10/18/24	EUR	1,440	1,551,803
Development Bank of Japan, Inc.
0.875%, 10/10/25	EUR	3,900	4,035,175
East Japan Railway Co.
2.614%, 09/08/25	EUR	3,500	3,784,841
JT International Financial Services BV
1.125%, 09/28/25	EUR	600	618,649
Mitsubishi UFJ Financial Group, Inc.
3.407%, 03/07/24		1,000	984,295
0.978%, 06/09/24	EUR	960	1,024,059
0.339%, 07/19/24	EUR	6,550	6,914,055
2.193%, 02/25/25		8,500	8,040,030
1.412%, 07/17/25		2,500	2,299,413
2.757%, 09/13/26		786	729,658

116

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CONTINUED

		Face Amount^ (000)	Value†
JAPAN — (Continued)
Mizuho Financial Group, Inc.
0.118%, 09/06/24	EUR	1,750	$1,834,551
0.214%, 10/07/25	EUR	250	253,373
Ω 3.477%, 04/12/26		950	912,807
0.184%, 04/13/26	EUR	4,000	3,946,963
1.631%, 04/08/27	EUR	9,574	9,659,652
Nomura Holdings, Inc.
2.648%, 01/16/25		600	569,172
1.851%, 07/16/25		6,215	5,708,485
1.653%, 07/14/26		5,528	4,898,746
2.329%, 01/22/27		2,000	1,777,469
NTT Finance Corp.
0.010%, 03/03/25	EUR	2,050	2,119,947
0.082%, 12/13/25	EUR	300	303,475
ORIX Corp.
1.919%, 04/20/26	EUR	3,750	3,899,190
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/23		1,988	1,967,400
Sumitomo Mitsui Financial Group, Inc.
2.696%, 07/16/24		6,500	6,298,035
0.934%, 10/11/24	EUR	800	845,812
0.948%, 01/12/26		3,500	3,139,669
1.546%, 06/15/26	EUR	7,580	7,768,572
2.632%, 07/14/26		3,000	2,803,329
Sumitomo Mitsui Trust Bank Ltd.
Ω 2.550%, 03/10/25		3,200	3,050,266
2.800%, 03/10/27		6,500	6,075,147
Takeda Pharmaceutical Co. Ltd.
2.250%, 11/21/26	EUR	1,500	1,583,431
Toyota Finance Australia Ltd.
0.250%, 04/09/24	EUR	2,000	2,138,432
2.004%, 10/21/24	EUR	970	1,046,145
0.064%, 01/13/25	EUR	3,450	3,580,907
Toyota Motor Credit Corp.
0.750%, 11/19/26	GBP	1,049	1,143,594
Toyota Motor Finance Netherlands BV
0.625%, 09/26/23	EUR	1,500	1,634,210
0.000%, 10/27/25	EUR	800	809,821
0.750%, 12/19/25	GBP	1,500	1,698,320

TOTAL JAPAN			119,132,419

NETHERLANDS — (1.5%)
BNG Bank NV
3.250%, 07/15/25	AUD	1,500	979,949
Cooperatieve Rabobank UA
0.625%, 02/27/24	EUR	6,000	6,443,896
Ω 2.625%, 07/22/24		1,000	968,108
de Volksbank NV
0.010%, 09/16/24	EUR	1,900	1,989,224

		Face Amount^ (000)	Value†
NETHERLANDS — (Continued)
Enexis Holding NV
0.875%, 04/28/26	EUR	1,400	$1,435,976
ING Groep NV
3.550%, 04/09/24		4,000	3,919,732
1.125%, 02/14/25	EUR	1,000	1,053,190
Ω 4.625%, 01/06/26		8,525	8,412,105
Royal Schiphol Group NV
2.000%, 10/05/26	EUR	700	735,309
TenneT Holding BV
1.000%, 06/13/26	EUR	200	207,012
1.625%, 11/17/26	EUR	2,500	2,633,763

TOTAL NETHERLANDS			28,778,264

NEW ZEALAND — (1.0%)
New Zealand Government Bond
0.500%, 05/15/24	NZD	31,000	18,272,654

NORWAY — (1.3%)
Aker BP ASA
Ω 2.875%, 01/15/26		3,000	2,852,312
Kommunalbanken AS
4.250%, 07/16/25	AUD	90	60,039
Norway Government Bond
Ω 3.000%, 03/14/24	NOK	214,700	20,032,462
Statkraft AS
1.125%, 03/20/25	EUR	440	463,517
Telenor ASA
2.625%, 12/06/24	EUR	500	542,421
0.750%, 05/31/26	EUR	400	405,294

TOTAL NORWAY			24,356,045

SPAIN — (2.2%)
Autonomous Community of Madrid
4.125%, 05/21/24	EUR	5,000	5,544,994
Banco Bilbao Vizcaya Argentaria SA
1.750%, 11/26/25	EUR	8,300	8,714,148
0.375%, 11/15/26	EUR	700	689,602
3.375%, 09/20/27	EUR	3,000	3,245,716
Banco Santander SA
2.746%, 05/28/25		2,000	1,884,738
1.849%, 03/25/26		1,000	905,454
Santander Holdings USA, Inc.
3.500%, 06/07/24		1,550	1,509,058
4.500%, 07/17/25		1,000	974,016
3.244%, 10/05/26		6,000	5,528,180
Telefonica Emisiones SA
4.103%, 03/08/27		12,200	11,815,781

TOTAL SPAIN			40,811,687

117

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CONTINUED

		Face Amount^ (000)	Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.2%)
Asian Development Bank
1.625%, 01/28/25	NZD	667	$387,073
0.800%, 11/06/25	AUD	15,650	9,640,901
0.500%, 05/05/26	AUD	10,700	6,451,473
Asian Infrastructure Investment Bank
1.000%, 05/06/26	AUD	17,500	10,539,772
European Investment Bank
1.500%, 01/26/24	NOK	50,000	4,609,155
Inter-American Development Bank
1.250%, 12/15/23	GBP	1,100	1,352,642
2.750%, 10/30/25	AUD	1,000	646,995
4.250%, 06/11/26	AUD	21,500	14,471,912
International Bank for Reconstruction & Development
0.500%, 05/18/26	AUD	1,572	947,082
International Finance Corp.
1.250%, 12/15/23	GBP	890	1,094,281
0.375%, 09/10/25	NZD	2,000	1,108,302
3.200%, 07/22/26	AUD	2,500	1,631,951
Nordic Investment Bank
1.875%, 04/10/24	NOK	75,000	6,903,627

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			59,785,166

SWEDEN — (2.0%)
Kommuninvest I Sverige AB
1.000%, 11/13/23	SEK	10,000	961,352
Lansforsakringar Bank AB
0.125%, 02/19/25	EUR	1,500	1,543,653
SBAB Bank AB
1.875%, 12/10/25	EUR	2,200	2,318,564
Skandinaviska Enskilda Banken AB
Ω 1.200%, 09/09/26		5,250	4,639,286
4.000%, 11/09/26	EUR	1,750	1,919,926
1.750%, 11/11/26	EUR	6,150	6,326,811
Svenska Handelsbanken AB
1.000%, 04/15/25	EUR	660	692,823
Swedbank AB
0.400%, 08/29/23	EUR	250	272,759
0.250%, 10/09/24	EUR	1,200	1,254,789
0.750%, 05/05/25	EUR	750	776,880
0.250%, 11/02/26	EUR	2,200	2,138,263
1.300%, 02/17/27	EUR	1,000	987,926
Vattenfall AB
3.250%, 04/18/24	EUR	800	880,323

		Face Amount^ (000)	Value†
SWEDEN — (Continued)
Volvo Treasury AB
0.625%, 02/14/25	EUR	2,641	$2,766,662
1.625%, 09/18/25	EUR	1,780	1,878,024
2.625%, 02/20/26	EUR	5,500	5,932,577
2.000%, 08/19/27	EUR	2,918	3,022,238

TOTAL SWEDEN			38,312,856

SWITZERLAND — (1.0%)
ABB Finance BV
0.625%, 03/31/24	EUR	480	515,028
Argentum Netherlands BV for Givaudan SA
1.125%, 09/17/25	EUR	1,200	1,249,166
UBS AG
0.010%, 03/31/26	EUR	4,410	4,327,886
Ω 1.250%, 06/01/26		4,000	3,544,260
UBS Group AG
4.125%, 09/24/25		3,000	2,890,223
4.125%, 04/15/26		5,000	4,784,768
1.250%, 09/01/26	EUR	580	575,034

TOTAL SWITZERLAND			17,886,365

UNITED KINGDOM — (5.3%)
Barclays PLC
3.125%, 01/17/24	GBP	322	397,458
4.375%, 01/12/26		11,400	11,108,213
BAT Capital Corp.
3.222%, 08/15/24		1,500	1,459,190
3.215%, 09/06/26		6,900	6,543,348
BAT International Finance PLC
Ω 3.950%, 06/15/25		2,000	1,957,485
1.668%, 03/25/26		6,000	5,463,005
BP Capital Markets PLC
1.876%, 04/07/24	EUR	3,072	3,333,924
0.900%, 07/03/24	EUR	2,500	2,671,332
2.972%, 02/27/26	EUR	2,662	2,899,497
2.213%, 09/25/26	EUR	3,000	3,170,539
1.573%, 02/16/27	EUR	338	347,953
CNH Industrial Capital LLC
4.200%, 01/15/24		210	207,624
Diageo Finance PLC
0.500%, 06/19/24	EUR	174	185,521
1.750%, 09/23/24	EUR	1,200	1,294,301
1.000%, 04/22/25	EUR	1,800	1,897,808
HSBC Holdings PLC
3.600%, 05/25/23		775	774,003
4.300%, 03/08/26		500	490,917
3.900%, 05/25/26		9,500	9,181,719
Lloyds Bank Corporate Markets PLC
0.375%, 01/28/25	EUR	855	888,631

118

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CONTINUED

		Face Amount^ (000)	Value†
UNITED KINGDOM — (Continued)
Lloyds Bank PLC
1.250%, 01/13/25	EUR	800	$845,230
Lloyds Banking Group PLC
4.450%, 05/08/25		5,000	4,910,652
3.750%, 01/11/27		3,570	3,398,028
Lseg Netherlands BV
0.000%, 04/06/25	EUR	1,980	2,039,425
LSEGA Financing PLC
Ω 1.375%, 04/06/26		4,064	3,643,355
Mead Johnson Nutrition Co.
4.125%, 11/15/25		1,113	1,095,425
Motability Operations Group PLC
0.875%, 03/14/25	EUR	2,000	2,098,371
0.375%, 01/03/26	EUR	1,200	1,218,204
Nationwide Building Society
0.250%, 07/22/25	EUR	4,150	4,232,134
Ω 1.500%, 10/13/26		10,021	8,871,658
1.500%, 10/13/26		1,500	1,327,960
2.000%, 04/28/27	EUR	1,280	1,316,797
NatWest Group PLC
4.800%, 04/05/26		3,455	3,440,434
NatWest Markets PLC
Ω 0.800%, 08/12/24		700	660,639
Reckitt Benckiser Treasury Services Nederland BV
0.375%, 05/19/26	EUR	600	611,908
Reynolds American, Inc.
4.450%, 06/12/25		1,500	1,475,393
Standard Chartered PLC
Ω 3.200%, 04/17/25		2,000	1,902,820
4.050%, 04/12/26		1,800	1,747,699
Unilever Finance Netherlands BV
0.750%, 02/28/26	EUR	930	957,791

TOTAL UNITED KINGDOM			100,066,391

UNITED STATES — (35.1%)
AES Corp.
1.375%, 01/15/26		3,000	2,719,347
American Express Co., SOFR + 0.930%, FRN
(r) 5.710%, 03/04/25		829	828,876
American Medical Systems Europe BV
0.750%, 03/08/25	EUR	2,000	2,088,745
American Tower Corp.
4.000%, 06/01/25		700	687,497
1.600%, 04/15/26		7,500	6,822,820
3.375%, 10/15/26		3,000	2,856,509
3.125%, 01/15/27		6,600	6,210,878
AmerisourceBergen Corp.
3.400%, 05/15/24		4,000	3,925,887

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Amgen, Inc.
2.000%, 02/25/26	EUR	3,600	$3,811,690
5.500%, 12/07/26	GBP	500	635,850
2.200%, 02/21/27		10,000	9,251,519
Aon Global Ltd.
3.500%, 06/14/24		200	196,415
Archer-Daniels-Midland Co.
1.000%, 09/12/25	EUR	750	780,331
Arrow Electronics, Inc.
3.250%, 09/08/24		1,400	1,361,165
Avnet, Inc.
4.625%, 04/15/26		5,000	4,923,134
Baltimore Gas & Electric Co.
3.350%, 07/01/23		610	607,787
Bank of America Corp.
2.375%, 06/19/24	EUR	500	542,543
1.375%, 03/26/25	EUR	750	794,681
3.500%, 04/19/26		3,110	3,022,286
Baxter International, Inc.
0.400%, 05/15/24	EUR	130	138,256
Boardwalk Pipelines LP
5.950%, 06/01/26		1,600	1,631,992
Boeing Co.
2.600%, 10/30/25		7,882	7,439,797
Boeing Co.
3.100%, 05/01/26		4,500	4,265,854
2.250%, 06/15/26		154	141,875
Booking Holdings, Inc.
0.100%, 03/08/25	EUR	1,470	1,519,755
3.650%, 03/15/25		1,697	1,666,254
4.000%, 11/15/26	EUR	1,000	1,122,286
1.800%, 03/03/27	EUR	2,100	2,180,497
Brown & Brown, Inc.
4.200%, 09/15/24		10,428	10,304,440
Bunge Ltd. Finance Corp.
1.630%, 08/17/25		400	369,771
Capital One Financial Corp.
3.200%, 02/05/25		1,900	1,812,464
4.250%, 04/30/25		1,500	1,454,015
3.750%, 03/09/27		5,000	4,684,191
Cargill, Inc.
Ω 0.750%, 02/02/26		670	610,573
Celanese U.S. Holdings LLC
1.400%, 08/05/26		13,753	12,058,278
CenterPoint Energy, Inc.
1.450%, 06/01/26		160	145,268
Charles Schwab Corp.
0.750%, 03/18/24		1,381	1,321,194
Chubb INA Holdings, Inc.
0.300%, 12/15/24	EUR	2,350	2,443,761
Cigna Group
3.750%, 07/15/23		1,084	1,080,021

119

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CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
1.250%, 03/15/26		1,858	$1,695,201
Citigroup, Inc.
3.875%, 10/25/23		530	526,009
1.750%, 01/28/25	EUR	500	533,959
3.400%, 05/01/26		5,700	5,491,607
2.125%, 09/10/26	EUR	800	833,076
3.200%, 10/21/26		3,000	2,848,721
1.750%, 10/23/26	GBP	2,000	2,239,052
CNA Financial Corp.
3.950%, 05/15/24		3,000	2,953,381
CNO Financial Group, Inc.
5.250%, 05/30/25		5,600	5,547,942
Coca-Cola Co.
1.875%, 09/22/26	EUR	1,500	1,579,362
Comcast Corp.
0.000%, 09/14/26	EUR	3,850	3,788,117
0.250%, 05/20/27	EUR	1,000	972,086
Constellation Energy Generation LLC
3.250%, 06/01/25		9,272	8,915,522
Cox Communications, Inc.
Ω 3.350%, 09/15/26		3,000	2,863,702
Crown Castle, Inc.
1.050%, 07/15/26		4,000	3,553,805
2.900%, 03/15/27		10,000	9,328,132
DH Europe Finance II Sarl
0.200%, 03/18/26	EUR	1,000	1,007,796
Discover Bank
3.450%, 07/27/26		7,000	6,491,814
Discover Financial Services
3.950%, 11/06/24		3,022	2,930,771
3.750%, 03/04/25		250	239,489
4.500%, 01/30/26		3,838	3,713,535
Discovery Communications LLC
3.450%, 03/15/25		200	193,047
Dominion Energy, Inc.
3.300%, 03/15/25		1,400	1,352,449
DXC Technology Co.
1.800%, 09/15/26		15,069	13,240,650
Eaton Capital UnLtd Co.
0.128%, 03/08/26	EUR	10,800	10,798,869
Edison International
3.550%, 11/15/24		1,000	972,513
4.950%, 04/15/25		8,017	7,992,753
Emerson Electric Co.
1.250%, 10/15/25	EUR	800	836,020
Energy Transfer LP
4.050%, 03/15/25		3,241	3,177,679
2.900%, 05/15/25		2,000	1,908,985
4.750%, 01/15/26		10,000	9,913,333
Equifax, Inc.
3.950%, 06/15/23		5,000	4,984,983
2.600%, 12/01/24		5,000	4,801,681

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Equinix, Inc.
2.625%, 11/18/24		5,000	$4,807,692
1.450%, 05/15/26		8,900	8,040,117
ERAC USA Finance LLC
Ω 3.850%, 11/15/24		1,600	1,570,177
Expedia Group, Inc.
5.000%, 02/15/26		4,800	4,798,854
Experian Finance PLC
0.739%, 10/29/25	GBP	750	852,086
1.375%, 06/25/26	EUR	3,447	3,551,646
Exxon Mobil Corp.
0.142%, 06/26/24	EUR	1,600	1,698,418
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25		4,000	3,964,513
Fidelity National Information Services, Inc.
1.150%, 03/01/26		300	270,156
Fiserv, Inc.
3.200%, 07/01/26		850	810,470
Flex Ltd.
3.750%, 02/01/26		7,937	7,628,134
Fortune Brands Innovations, Inc.
4.000%, 06/15/25		1,000	982,268
Franklin Resources, Inc.
2.850%, 03/30/25		1,700	1,622,277
GATX Corp.
3.850%, 03/30/27		850	813,921
General Motors Co.
6.125%, 10/01/25		2,200	2,239,196
General Motors Financial Co., Inc.
2.250%, 09/06/24	GBP	275	330,148
2.750%, 06/20/25		6,300	5,975,867
1.250%, 01/08/26		7,290	6,565,385
Gilead Sciences, Inc.
3.650%, 03/01/26		5,560	5,437,345
Global Payments, Inc.
3.750%, 06/01/23		4,480	4,471,307
2.650%, 02/15/25		2,500	2,386,709
1.200%, 03/01/26		700	627,616
2.150%, 01/15/27		5,000	4,485,092
Goldman Sachs Group, Inc.
3.375%, 03/27/25	EUR	5,750	6,295,732
3.750%, 05/22/25		7,300	7,108,423
3.750%, 02/25/26		1,800	1,753,947
Hewlett Packard Enterprise Co.
4.450%, 10/02/23		921	916,320
Holcim Finance Luxembourg SA
1.500%, 04/06/25	EUR	910	960,870

120

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CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
HP, Inc.
2.200%, 06/17/25		5,500	$5,202,974
1.450%, 06/17/26		415	375,117
3.000%, 06/17/27		5,000	4,659,978
International Business Machines Corp.
0.875%, 01/31/25	EUR	5,800	6,111,863
1.250%, 01/29/27	EUR	500	510,356
J M Smucker Co.
3.500%, 03/15/25		1,000	976,427
Jabil, Inc.
1.700%, 04/15/26		12,174	11,054,271
4.250%, 05/15/27		5,000	4,875,456
Jefferies Financial Group, Inc.
4.850%, 01/15/27		2,000	1,964,945
6.450%, 06/08/27		5,000	5,193,235
JPMorgan Chase & Co.
1.500%, 01/27/25	EUR	1,000	1,062,842
3.300%, 04/01/26		819	793,126
Laboratory Corp. of America Holdings
4.000%, 11/01/23		5,000	4,957,228
1.550%, 06/01/26		2,000	1,808,262
Lazard Group LLC
3.750%, 02/13/25		1,000	973,359
3.625%, 03/01/27		6,000	5,655,266
Legg Mason, Inc.
4.750%, 03/15/26		17,000	16,844,280
Lennar Corp.
4.750%, 05/30/25		3,900	3,874,487
Linde, Inc.
1.200%, 02/12/24	EUR	6,625	7,179,858
Marathon Petroleum Corp.
4.700%, 05/01/25		2,970	2,951,569
5.125%, 12/15/26		1,034	1,047,223
McDonald’s Corp.
3.700%, 01/30/26		1,800	1,775,866
Medtronic Global Holdings SCA
0.250%, 07/02/25	EUR	1,550	1,596,058
1.125%, 03/07/27	EUR	1,000	1,014,134
Merck & Co., Inc.
0.500%, 11/02/24	EUR	300	317,271
1.875%, 10/15/26	EUR	750	789,368
MetLife, Inc.
5.375%, 12/09/24	GBP	1,300	1,626,985
Micron Technology, Inc.
4.185%, 02/15/27		5,000	4,821,390
Morgan Stanley
1.750%, 01/30/25	EUR	3,000	3,198,088
6.250%, 08/09/26		6,000	6,226,506
1.375%, 10/27/26	EUR	1,004	1,023,457
1.875%, 04/27/27	EUR	2,750	2,803,141
MPLX LP
4.875%, 12/01/24		1,330	1,324,895

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
1.750%, 03/01/26		6,900	$6,347,069
Mylan, Inc.
4.200%, 11/29/23		200	197,917
NetApp, Inc.
1.875%, 06/22/25		275	257,790
Nucor Corp.
2.000%, 06/01/25		1,750	1,652,090
ONEOK, Inc.
5.850%, 01/15/26		12,938	13,195,590
Oracle Corp.
2.500%, 04/01/25		5,200	4,964,778
3.125%, 07/10/25	EUR	1,500	1,641,278
1.650%, 03/25/26		7,007	6,434,099
Ovintiv Exploration, Inc.
5.375%, 01/01/26		6,174	6,194,910
Paramount Global
4.750%, 05/15/25		3,034	3,003,824
Penske Truck Leasing Co. Lp/PTL Finance Corp.
Ω 4.000%, 07/15/25		341	330,766
Ω 4.450%, 01/29/26		1,572	1,534,545
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω 4.125%, 08/01/23		700	696,557
Ω 1.200%, 11/15/25		4,000	3,597,880
Philip Morris International, Inc.
2.750%, 03/19/25	EUR	636	690,780
PPG Industries, Inc.
1.875%, 06/01/25	EUR	2,450	2,607,787
1.200%, 03/15/26		3,392	3,077,294
Principal Financial Group, Inc.
3.125%, 05/15/23		890	889,173
Prologis Euro Finance LLC
0.250%, 09/10/27	EUR	828	782,817
Prologis LP
3.000%, 06/02/26	EUR	3,600	3,885,204
PulteGroup, Inc.
5.500%, 03/01/26		1,000	1,009,792
5.000%, 01/15/27		1,500	1,501,432
PVH Corp.
4.625%, 07/10/25		4,003	3,950,221
Realty Income Corp.
4.125%, 10/15/26		2,000	1,954,640
1.875%, 01/14/27	GBP	1,700	1,879,830
3.000%, 01/15/27		2,500	2,346,827
Reinsurance Group of America, Inc.
4.700%, 09/15/23		4,600	4,586,799
Ross Stores, Inc.
4.600%, 04/15/25		1,000	994,530

121

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CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Royalty Pharma PLC
1.200%, 09/02/25		5,372	$4,898,291
Ryder System, Inc.
4.625%, 06/01/25		1,000	991,550
4.300%, 06/15/27		3,023	2,955,944
Schlumberger Finance BV
0.000%, 10/15/24	EUR	1,080	1,132,283
1.375%, 10/28/26	EUR	600	617,248
Sky Ltd.
2.250%, 11/17/25	EUR	1,080	1,154,465
2.500%, 09/15/26	EUR	1,767	1,890,185
Southwest Airlines Co.
5.250%, 05/04/25		8,152	8,172,168
Southwestern Electric Power Co.
1.650%, 03/15/26		7,281	6,671,210
Spirit Realty LP
3.200%, 01/15/27		15,000	13,719,462
Steel Dynamics, Inc.
2.400%, 06/15/25		100	94,746
Thermo Fisher Scientific Finance IBV
0.000%, 11/18/23	EUR	492	532,386
0.000%, 11/18/25	EUR	3,380	3,417,993
Thermo Fisher Scientific, Inc.
0.750%, 09/12/24	EUR	1,000	1,061,152
0.125%, 03/01/25	EUR	6,300	6,534,590
1.400%, 01/23/26	EUR	800	835,489
1.750%, 04/15/27	EUR	900	933,146
Truist Bank
1.500%, 03/10/25		280	260,008
4.050%, 11/03/25		5,000	4,846,585
U.S. Bancorp
0.850%, 06/07/24	EUR	1,500	1,577,874
United Parcel Service, Inc.
1.625%, 11/15/25	EUR	750	791,772
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		17,900	17,126,680
Ventas Realty LP
2.650%, 01/15/25		800	760,178
3.500%, 02/01/25		3,000	2,898,743
4.125%, 01/15/26		2,000	1,941,261
Verizon Communications, Inc.
3.376%, 02/15/25		1,000	978,362
1.450%, 03/20/26		820	755,382
VF Corp.
2.400%, 04/23/25		6,253	5,911,690
VMware, Inc.
1.400%, 08/15/26		12,325	11,005,556
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		677	650,797
Walt Disney Co.
7.430%, 10/01/26		7,392	8,010,729

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Waste Management, Inc.
2.400%, 05/15/23		200	$199,796
Wells Fargo & Co.
0.500%, 04/26/24	EUR	2,000	2,131,975
1.625%, 06/02/25	EUR	4,000	4,200,516
1.000%, 02/02/27	EUR	2,650	2,609,969
Western Union Co.
1.350%, 03/15/26		11,347	10,218,082
Williams Cos., Inc.
4.000%, 09/15/25		1,462	1,431,631
Williams Cos., Inc.
3.900%, 01/15/25		2,277	2,236,230
Zimmer Biomet Holdings, Inc.
3.050%, 01/15/26		2,000	1,916,177

TOTAL UNITED STATES			660,517,030

TOTAL BONDS			1,505,606,892

U.S. TREASURY OBLIGATIONS — (18.2%)
Treasury Inflation Protected Security
0.250%, 01/15/25		6,350	6,163,115
U.S. Treasury Notes
0.125%, 08/15/23		206,000	203,054,843
0.125%, 08/31/23		5,000	4,918,945
0.250%, 11/15/23		5,000	4,875,781
0.125%, 12/15/23		23,000	22,335,156
0.750%, 12/31/23		25,000	24,317,383
0.250%, 03/15/24		3,750	3,603,662
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR + 0.200, FRN, 5.331%, 01/31/25		73,500	73,642,930

TOTAL U.S. TREASURY OBLIGATIONS			342,911,815

		Shares	Value
COMMERCIAL PAPER — (1.9%)
UNITED STATES — (1.9%)
Constellation Brands, Inc.		5,000,000	4,992,557
Constellation Brands, Inc.		8,000,000	7,986,878
Philip Morris International, Inc.		4,000,000	3,954,551
Walgreens Boots Alliance, Inc.		13,000,000	12,965,665

122

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CONTINUED

	Shares	Value
UNITED STATES — (Continued)
Walt Disney Co	7,000,000	$6,946,702

TOTAL UNITED STATES		36,846,353

TOTAL INVESTMENT SECURITIES (Cost $1,942,501,635)		1,885,365,060

	Shares^	Value†
SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	876	$10,132

TOTAL INVESTMENTS — (100.0%) (Cost $1,942,511,767)		$1,885,375,192

As of April 30, 2023, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	1,816,506	AUD	2,695,906	Citibank, N.A.	05/02/23	$32,626
AUD	41,995,354	USD	27,667,799	Citibank, N.A.	05/02/23	120,524
USD	26,338,148	AUD	39,299,448	State Street Bank and Trust	05/02/23	333,706
USD	19,964,698	NZD	32,025,995	State Street Bank and Trust	05/02/23	159,819
NZD	32,025,995	USD	19,686,379	State Street Bank and Trust	05/02/23	118,500
GBP	670,599	USD	794,780	Barclays Capital	05/09/23	48,124
GBP	482,981	USD	580,772	Citibank, N.A.	05/09/23	26,307
GBP	201,600	USD	243,502	State Street Bank and Trust	05/09/23	9,897
USD	10,894,810	CAD	14,729,494	HSBC Bank	05/11/23	21,177
USD	86,747,864	EUR	78,612,258	Citibank, N.A.	05/16/23	57,771
USD	40,700,549	NOK	422,673,500	State Street Bank and Trust	05/16/23	1,013,368
USD	4,369,141	CAD	5,878,686	HSBC Bank	07/05/23	24,622
USD	47,168,029	AUD	69,988,781	Citibank, N.A.	07/19/23	703,781

Total Appreciation						$2,670,222

USD	957,447	SEK	9,891,186	Citibank, N.A.	05/08/23	$(7,314)
USD	13,261,249	GBP	10,884,825	Citibank, N.A.	05/09/23	(420,339)
USD	4,329,155	GBP	3,492,489	Societe Generale	05/09/23	(60,699)
CAD	3,561,455	USD	2,630,942	Citibank, N.A.	05/11/23	(1,798)
USD	15,214,468	GBP	12,264,217	Barclays Capital	05/22/23	(205,174)
USD	90,464,275	EUR	82,548,418	State Street Bank and Trust	05/24/23	(607,193)
USD	145,417,367	EUR	134,995,361	State Street Bank and Trust	05/25/23	(3,524,478)
USD	87,878,259	EUR	80,543,295	State Street Bank and Trust	05/31/23	(1,015,880)
USD	28,149,345	AUD	42,669,607	Citibank, N.A.	06/02/23	(122,383)
USD	19,664,890	NZD	31,993,857	State Street Bank and Trust	06/02/23	(118,644)

Total (Depreciation)						$(6,083,902)

Total Appreciation (Depreciation)						$(3,413,680)

As of April 30, 2023, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty*	Payments made by Fund	Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.243% Fixed	CPI	Maturity	USD	26,000,000	01/14/25	—	—	$685,652	$685,652

123

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CONTINUED

Counterparty*	Payments made by Fund	Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.070% Fixed	CPI	Maturity	USD	18,000,000	01/25/25	—	—	$526,272	$526,272
Bank of America Corp.	2.933% Fixed	CPI	Maturity	USD	48,000,000	08/17/23	—	—	3,194,457	3,194,457
Bank of America Corp.	2.905% Fixed	CPI	Maturity	USD	21,000,000	10/08/24	—	—	1,045,304	1,045,304
Bank of America Corp.	2.889% Fixed	CPI	Maturity	USD	20,000,000	08/04/24	—	—	1,239,297	1,239,297
Bank of America Corp.	2.820% Fixed	CPI	Maturity	USD	44,000,000	09/03/24	—	—	2,477,761	2,477,761
Bank of America Corp.	2.736% Fixed	CPI	Maturity	USD	54,000,000	07/29/26	—	—	3,326,822	3,326,822
Bank of America Corp.	2.608% Fixed	CPI	Maturity	USD	44,000,000	06/17/26	—	—	3,325,513	3,325,513
Bank of America Corp.	2.602% Fixed	CPI	Maturity	USD	60,000,000	07/09/26	—	—	4,311,845	4,311,845
Bank of America Corp.	2.581% Fixed	CPI	Maturity	USD	31,000,000	04/16/26	—	—	2,596,741	2,596,741
Bank of America Corp.	2.580% Fixed	CPI	Maturity	USD	29,000,000	06/15/26	—	—	2,242,633	2,242,633
Bank of America Corp.	2.495% Fixed	CPI	Maturity	USD	43,000,000	03/16/26	—	—	3,830,044	3,830,044
Bank of America Corp.	2.340% Fixed	CPI	Maturity	USD	21,000,000	09/26/23	—	—	1,868,401	1,868,401
Bank of America Corp.	1.310% Fixed	CPI	Maturity	USD	38,000,000	06/24/24	—	—	5,546,191	5,546,191
Citibank, N.A.	4.010% Fixed	CPI	Maturity	USD	35,000,000	11/18/23	—	—	1,222,196	1,222,196
Citibank, N.A.	3.859% Fixed	CPI	Maturity	USD	39,000,000	03/09/25	—	—	10,135	10,135
Citibank, N.A.	3.774% Fixed	CPI	Maturity	USD	22,000,000	03/04/25	—	—	75,164	75,164
Citibank, N.A.	3.726% Fixed	CPI	Maturity	USD	33,000,000	02/24/24	—	—	697,860	697,860
Citibank, N.A.	3.590% Fixed	CPI	Maturity	USD	28,000,000	10/29/23	—	—	1,254,452	1,254,452
Citibank, N.A.	3.546% Fixed	CPI	Maturity	USD	30,000,000	11/01/23	—	—	1,365,535	1,365,535
Citibank, N.A.	3.361% Fixed	CPI	Maturity	USD	48,000,000	01/18/24	—	—	1,650,927	1,650,927
Citibank, N.A.	3.299% Fixed	CPI	Maturity	USD	21,000,000	02/01/24	—	—	689,296	689,296
Citibank, N.A.	3.255% Fixed	CPI	Maturity	USD	57,000,000	10/19/23	—	—	2,966,805	2,966,805
Citibank, N.A.	3.125% Fixed	CPI	Maturity	USD	42,000,000	01/31/25	—	—	1,116,028	1,116,028
Citibank, N.A.	2.965% Fixed	CPI	Maturity	USD	20,000,000	09/01/23	—	—	1,250,487	1,250,487
Citibank, N.A.	2.539% Fixed	CPI	Maturity	USD	30,000,000	04/07/26	—	—	2,591,571	2,591,571
Citibank, N.A.	2.196% Fixed	CPI	Maturity	USD	24,000,000	05/31/23	—	—	2,262,772	2,262,772
Citibank, N.A.	1.998% Fixed	CPI	Maturity	USD	23,000,000	12/10/23	—	—	2,428,748	2,428,748
Citibank, N.A.	1.303% Fixed	CPI	Maturity	USD	25,000,000	06/22/25	—	—	3,874,923	3,874,923
Deutsche Bank AG	3.345% Fixed	CPI	Maturity	USD	30,000,000	11/01/24	—	—	1,082,793	1,082,793
Deutsche Bank AG	3.318% Fixed	CPI	Maturity	USD	25,000,000	11/29/25	—	—	666,743	666,743
Deutsche Bank AG	3.280% Fixed	CPI	Maturity	USD	20,000,000	01/05/25	—	—	540,331	540,331
Deutsche Bank AG	3.275% Fixed	CPI	Maturity	USD	43,000,000	11/08/24	—	—	1,628,745	1,628,745
Deutsche Bank AG	3.223% Fixed	CPI	Maturity	USD	20,000,000	12/01/25	—	—	606,135	606,135
Deutsche Bank AG	2.860% Fixed	CPI	Maturity	USD	30,000,000	09/24/23	—	—	1,859,624	1,859,624
Deutsche Bank AG	2.748% Fixed	CPI	Maturity	USD	25,000,000	05/17/26	—	—	1,833,638	1,833,638
Deutsche Bank AG	2.735% Fixed	CPI	Maturity	USD	31,000,000	05/27/26	—	—	2,259,357	2,259,357
Deutsche Bank AG	2.710% Fixed	CPI	Maturity	USD	27,000,000	05/25/26	—	—	2,010,689	2,010,689

124

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CONTINUED

Counterparty*	Payments made by Fund	Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	2.698% Fixed	CPI	Maturity	USD	32,000,000	06/08/26	—	—	$2,329,338	$2,329,338
Deutsche Bank AG	2.695% Fixed	CPI	Maturity	USD	32,000,000	09/24/25	—	—	1,723,992	1,723,992
Deutsche Bank AG	2.623% Fixed	CPI	Maturity	USD	40,000,000	07/14/26	—	—	2,798,333	2,798,333
Deutsche Bank AG	2.588% Fixed	CPI	Maturity	USD	40,000,000	06/24/26	—	—	3,012,583	3,012,583
Deutsche Bank AG	2.423% Fixed	CPI	Maturity	USD	45,000,000	03/08/26	—	—	4,181,249	4,181,249
Deutsche Bank AG	2.420% Fixed	CPI	Maturity	USD	20,000,000	03/05/26	—	—	1,858,915	1,858,915
Deutsche Bank AG	2.325% Fixed	CPI	Maturity	USD	42,000,000	03/02/26	—	—	4,102,876	4,102,876
Deutsche Bank AG	1.540% Fixed	CPI	Maturity	USD	20,000,000	07/15/25	—	—	2,956,441	2,956,441
Deutsche Bank AG	1.518% Fixed	CPI	Maturity	USD	34,000,000	07/20/24	—	—	4,826,575	4,826,575
Morgan Stanley and Co. International	3.665% Fixed	CPI	Maturity	USD	42,000,000	02/22/24	—	—	952,166	952,166
Morgan Stanley and Co. International	2.600% Fixed	CPI	Maturity	USD	50,000,000	03/17/24	—	—	119,919	119,919

Total Appreciation									$101,024,274	$101,024,274
Bank of America Corp.	3.175% Fixed	CPI	Maturity	USD	37,000,000	05/27/27	—	—	(319,522)	(319,522)
Bank of America Corp.	2.765% Fixed	CPI	Maturity	USD	22,000,000	12/05/24	—	—	(45,717)	(45,717)
Citibank, N.A.	3.849% Fixed	CPI	Maturity	USD	40,000,000	03/15/26	—	—	(569,088)	(569,088)
Deutsche Bank AG	3.959% Fixed	CPI	Maturity	USD	30,000,000	05/04/25	—	—	(364,753)	(364,753)
Deutsche Bank AG	3.488% Fixed	CPI	Maturity	USD	59,000,000	04/22/27	—	—	(913,384)	(913,384)
Deutsche Bank AG	2.902% Fixed	CPI	Maturity	USD	35,000,000	07/12/27	—	—	(64,374)	(64,374)
Deutsche Bank AG	2.725% Fixed	CPI	Maturity	USD	22,000,000	11/16/25	—	—	(67,677)	(67,677)
Intercontinental Exchange, Inc	2.970% Fixed	CPI	Maturity	USD	32,000,000	10/28/25	—	—	(324,632)	(324,632)

Total (Depreciation)									$(2,669,147)	$(2,669,147)

Total Appreciation (Depreciation)									$98,355,127	$98,355,127

*	As of April 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $46,314,820 in connection with open inflation swap contracts.

125

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CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$63,272,527	—	$63,272,527
Austria	—	2,299,009	—	2,299,009
Belgium	—	19,421,623	—	19,421,623
Canada	—	66,504,199	—	66,504,199
Denmark	—	6,116,356	—	6,116,356
Finland	—	9,529,668	—	9,529,668
France	—	107,817,301	—	107,817,301
Germany	—	90,712,151	—	90,712,151
Ireland	—	15,336,891	—	15,336,891
Italy	—	16,678,290	—	16,678,290
Japan	—	119,132,419	—	119,132,419
Netherlands	—	28,778,264	—	28,778,264
New Zealand	—	18,272,654	—	18,272,654
Norway	—	24,356,045	—	24,356,045
Spain	—	40,811,687	—	40,811,687
Supranational Organization Obligations	—	59,785,166	—	59,785,166
Sweden	—	38,312,856	—	38,312,856
Switzerland	—	17,886,365	—	17,886,365
United Kingdom	—	100,066,391	—	100,066,391
United States	—	660,517,030	—	660,517,030
U.S. Treasury Obligations	—	342,911,815	—	342,911,815
Commercial Paper	—	36,846,353	—	36,846,353
Securities Lending Collateral	—	10,132	—	10,132
Forward Currency Contracts**	—	(3,413,680)	—	(3,413,680)
Swap Agreements**	—	98,355,127	—	98,355,127

TOTAL	—	$1,980,316,639	—	$1,980,316,639

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

126

DFA GLOBAL CORE PLUS REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Face Amount^ (000)	Value†
AGENCY OBLIGATIONS — (9.0%)
Federal National Mortgage Association
2.000%, 05/15/38 TBA		5,469	$4,935,773
2.500%, 05/15/38 TBA		4,505	4,186,306
2.000%, 05/15/53 TBA		581	483,331
2.500%, 05/15/53 TBA		5,748	4,976,847
3.000%, 05/15/53 TBA		5,640	5,065,866
Government National Mortgage Association
3.000%, 01/20/52 TBA		1,456	1,328,600
3.500%, 03/20/52 TBA		2,766	2,596,366

TOTAL AGENCY OBLIGATIONS			23,573,089

BONDS — (86.4%)
AUSTRALIA — (6.7%)
ANZ New Zealand International Ltd.
0.375%, 09/17/29	EUR	255	228,933
APA Infrastructure Ltd.
0.750%, 03/15/29	EUR	1,500	1,353,810
ASB Finance Ltd.
0.500%, 09/24/29	EUR	300	266,205
FMG Resources August 2006 Pty Ltd.
Ω 4.500%, 09/15/27		1,150	1,092,774
Ω 4.375%, 04/01/31		200	173,726
Macquarie Group Ltd.
0.350%, 03/03/28	EUR	500	458,739
New South Wales Treasury Corp.
2.000%, 03/20/31	AUD	900	521,071
1.500%, 02/20/32	AUD	5,860	3,170,518
3.500%, 11/20/37	AUD	2,000	1,179,930
Queensland Treasury Corp.
Ω 1.500%, 08/20/32	AUD	1,700	913,442
South Australian Government Financing Authority
1.750%, 05/24/32	AUD	1,200	659,600
Telstra Corp. Ltd.
1.375%, 03/26/29	EUR	2,000	1,947,552
Treasury Corp. of Victoria
4.250%, 12/20/32	AUD	900	607,489
2.250%, 09/15/33	AUD	2,100	1,169,371
2.250%, 11/20/34	AUD	4,090	2,204,934

		Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
Westpac Securities NZ Ltd.
0.100%, 07/13/27	EUR	1,880	$1,762,246

TOTAL AUSTRALIA			17,710,340

BELGIUM — (0.2%)
Anheuser-Busch InBev SA/NV
2.000%, 03/17/28	EUR	470	489,109

CANADA — (6.2%)
Bank of Nova Scotia
2.450%, 02/02/32		200	166,272
Brookfield Finance, Inc.
4.850%, 03/29/29		600	590,191
Canadian Imperial Bank of Commerce
# 3.600%, 04/07/32		300	276,651
Canadian Natural Resources Ltd.
2.950%, 07/15/30		500	439,471
CDP Financial, Inc.
1.125%, 04/06/27	EUR	900	912,552
CI Financial Corp.
3.200%, 12/17/30		1,500	1,113,418
CPPIB Capital, Inc.
1.125%, 12/14/29	GBP	2,350	2,411,254
Fairfax Financial Holdings Ltd.
4.625%, 04/29/30		500	477,950
Ontario Teachers’ Finance Trust
0.100%, 05/19/28	EUR	1,000	935,637
3.300%, 10/05/29	EUR	900	980,567
0.050%, 11/25/30	EUR	1,600	1,363,624
1.850%, 05/03/32	EUR	1,800	1,728,809
Province of Alberta Canada
3.600%, 04/11/28	AUD	500	320,535
Province of Quebec Canada
0.250%, 05/05/31	EUR	2,000	1,738,129
Royal Bank of Canada
2.125%, 04/26/29	EUR	500	494,937
Toronto-Dominion Bank
3.129%, 08/03/32	EUR	500	507,491
Toronto-Dominion Bank
1.952%, 04/08/30	EUR	880	843,421
TransCanada PipeLines Ltd.
4.625%, 03/01/34		1,200	1,141,591

TOTAL CANADA			16,442,500

127

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CONTINUED

		Face Amount^ (000)	Value†
DENMARK — (0.9%)
Denmark Government Bond
0.000%, 11/15/24	DKK	13,000	$1,834,606
DSV Finance BV
1.375%, 03/16/30	EUR	700	670,570

TOTAL DENMARK			2,505,176

FINLAND — (1.6%)
Nokia Oyj
4.375%, 06/12/27		900	853,101
OP Corporate Bank PLC
4.125%, 04/18/27	EUR	1,150	1,284,156
0.100%, 11/16/27	EUR	2,100	1,974,047

TOTAL FINLAND			4,111,304

FRANCE — (6.4%)
Airbus SE
1.625%, 06/09/30	EUR	1,600	1,563,450
Banque Federative du Credit Mutuel SA
0.250%, 07/19/28	EUR	500	450,509
1.250%, 06/03/30	EUR	1,300	1,172,675
0.625%, 02/21/31	EUR	600	504,318
1.125%, 01/19/32	EUR	400	344,070
BNP Paribas SA
1.500%, 05/25/28	EUR	900	893,432
1.375%, 05/28/29	EUR	500	467,551
1.250%, 07/13/31	GBP	400	362,632
BPCE SA
Ω 2.700%, 10/01/29		1,500	1,322,300
0.250%, 01/14/31	EUR	1,200	998,980
Electricite de France SA
6.125%, 06/02/34	GBP	300	380,645
JCDecaux SE
1.625%, 02/07/30	EUR	1,200	1,092,428
La Poste SA
2.625%, 09/14/28	EUR	800	850,607
1.375%, 04/21/32	EUR	1,100	1,003,495
Societe Generale SA
0.750%, 01/25/27	EUR	500	486,815
0.875%, 09/24/29	EUR	1,000	888,841
Societe Nationale SNCF SA
1.500%, 02/02/29	EUR	900	903,932
TotalEnergies Capital International SA
1.405%, 09/03/31	GBP	1,000	972,001
Vinci SA
2.750%, 09/15/34	GBP	700	723,029
WEA Finance LLC
Ω 3.500%, 06/15/29		1,800	1,512,957

TOTAL FRANCE			16,894,667

		Face Amount^ (000)	Value†
GERMANY — (2.2%)
BASF SE
3.750%, 06/29/32	EUR	500	$554,559
Bayer Capital Corp. BV
2.125%, 12/15/29	EUR	500	500,668
Deutsche Bank AG
1.750%, 01/17/28	EUR	400	376,540
Deutsche Telekom AG
3.125%, 02/06/34	GBP	320	341,704
E.ON International Finance BV
6.375%, 06/07/32	GBP	250	335,448
Fresenius Medical Care U.S. Finance III, Inc.
Ω 2.375%, 02/16/31		750	578,396
Mercedes-Benz International Finance BV
0.625%, 05/06/27	EUR	500	498,435
Volkswagen Financial Services AG
0.375%, 02/12/30	EUR	900	760,354
Wintershall Dea Finance BV
1.332%, 09/25/28	EUR	1,000	928,035
1.823%, 09/25/31	EUR	1,000	869,162

TOTAL GERMANY			5,743,301

HONG KONG — (0.7%)
Prudential Funding Asia PLC
3.125%, 04/14/30		1,000	899,852
3.625%, 03/24/32		1,000	912,505

TOTAL HONG KONG			1,812,357

ITALY — (1.3%)
Eni SpA
3.625%, 01/29/29	EUR	200	220,504
0.625%, 01/23/30	EUR	1,000	901,333
Holding d’Infrastructures de Transport SASU
1.625%, 09/18/29	EUR	1,100	1,035,792
Intesa Sanpaolo SpA
2.500%, 01/15/30	GBP	400	407,499
UniCredit SpA
1.625%, 01/18/32	EUR	1,000	857,856

TOTAL ITALY			3,422,984

JAPAN — (4.5%)
Aircastle Ltd.
Ω 2.850%, 01/26/28		400	348,817
American Honda Finance Corp.
0.300%, 07/07/28	EUR	370	346,519

128

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CONTINUED

		Face Amount^ (000)	Value†
JAPAN — (Continued)
Japan Government Twenty Year Bond
1.500%, 03/20/34	JPY	161,000	$1,305,052
1.200%, 09/20/35	JPY	104,000	815,711
0.600%, 09/20/37	JPY	20,000	143,798
Mitsubishi UFJ Financial Group, Inc.
3.195%, 07/18/29		1,000	900,088
3.556%, 06/15/32	EUR	1,480	1,533,355
Mizuho Financial Group, Inc.
0.402%, 09/06/29	EUR	1,700	1,493,040
0.693%, 10/07/30	EUR	600	517,058
2.096%, 04/08/32	EUR	400	369,198
Nissan Motor Co. Ltd.
Ω 4.810%, 09/17/30		1,450	1,275,364
Nomura Holdings, Inc.
2.172%, 07/14/28		300	252,670
2.608%, 07/14/31		1,000	796,444
NTT Finance Corp.
0.342%, 03/03/30	EUR	138	122,401
Sumitomo Mitsui Financial Group, Inc.
2.724%, 09/27/29		1,000	871,587
2.222%, 09/17/31		1,000	811,377

TOTAL JAPAN			11,902,479

LUXEMBOURG — (0.6%)
ArcelorMittal SA
4.250%, 07/16/29		940	896,647
Prologis International Funding II SA
3.125%, 06/01/31	EUR	700	685,026

TOTAL LUXEMBOURG			1,581,673

NETHERLANDS — (1.4%)
Cooperatieve Rabobank UA
4.550%, 08/30/29	GBP	700	866,470
ING Groep NV
2.000%, 09/20/28	EUR	500	499,642
Nederlandse Waterschapsbank NV
3.300%, 05/02/29	AUD	500	317,080
TenneT Holding BV
2.125%, 11/17/29	EUR	1,000	1,032,505
2.375%, 05/17/33	EUR	1,000	1,009,713

TOTAL NETHERLANDS			3,725,410

NORWAY — (0.1%)
Aker BP ASA
Ω 4.000%, 01/15/31		300	274,152

		Face Amount^ (000)	Value†
SPAIN — (0.5%)
Merlin Properties Socimi SA
2.375%, 09/18/29	EUR	900	$853,367
SP Transmission PLC
2.000%, 11/13/31	GBP	435	439,773

TOTAL SPAIN			1,293,140

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.4%)
Asian Development Bank
2.350%, 06/21/27	JPY	130,000	1,044,033
Inter-American Development Bank
1.000%, 08/04/28	AUD	1,300	741,283
International Bank for Reconstruction & Development
1.100%, 11/18/30	AUD	1,000	530,531
International Finance Corp.
3.150%, 06/26/29	AUD	300	189,498
1.500%, 04/15/35	AUD	2,500	1,196,768

TOTAL SUPRANATIONAL
ORGANIZATION OBLIGATIONS			3,702,113

SWEDEN — (0.3%)
Skandinaviska Enskilda Banken AB
0.625%, 11/12/29	EUR	200	175,177
Svenska Handelsbanken AB
0.050%, 09/06/28	EUR	400	363,119
1.375%, 02/23/29	EUR	140	131,729

TOTAL SWEDEN			670,025

SWITZERLAND — (0.9%)
UBS AG
0.500%, 03/31/31	EUR	500	423,146
UBS Group AG
0.875%, 11/03/31	EUR	2,270	1,825,949
0.625%, 02/24/33	EUR	200	153,560

TOTAL SWITZERLAND			2,402,655

UNITED KINGDOM — (4.4%)
Barclays PLC
3.250%, 01/17/33	GBP	600	602,288
BAT International Finance PLC
2.250%, 06/26/28	GBP	400	414,265
2.250%, 01/16/30	EUR	500	458,780
BAT Netherlands Finance BV
3.125%, 04/07/28	EUR	100	104,138
BP Capital Markets PLC
1.231%, 05/08/31	EUR	2,300	2,105,231

129

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CONTINUED

		Face Amount^ (000)	Value†
UNITED KINGDOM — (Continued)
2.822%, 04/07/32	EUR	300	$305,992
British Telecommunications PLC
3.125%, 11/21/31	GBP	560	596,290
Centrica PLC
4.375%, 03/13/29	GBP	400	474,313
CNH Industrial Finance Europe SA
1.750%, 03/25/27	EUR	500	515,899
HSBC Holdings PLC
2.625%, 08/16/28	GBP	400	439,798
Lloyds Banking Group PLC
4.550%, 08/16/28		300	289,299
London Stock Exchange Group PLC
1.750%, 09/19/29	EUR	1,200	1,183,914
National Gas Transmission PLC
1.125%, 01/14/33	GBP	656	553,521
National Grid Electricity Distribution West Midlands PLC
5.750%, 04/16/32	GBP	300	387,212
Nationwide Building Society
0.250%, 09/14/28	EUR	1,000	903,098
Southern Gas Networks PLC
1.250%, 12/02/31	GBP	1,250	1,140,387
United Kingdom Gilt
0.625%, 07/31/35	GBP	1,000	863,488
Vodafone Group PLC
6.150%, 02/27/37		200	215,458

TOTAL UNITED KINGDOM			11,553,371

UNITED STATES — (46.1%)
7-Eleven, Inc.
Ω 1.800%, 02/10/31		300	240,021
Advance Auto Parts, Inc.
3.900%, 04/15/30		150	137,604
3.500%, 03/15/32		270	232,852
AECOM
5.125%, 03/15/27		750	734,678
Allstate Corp.
5.950%, 04/01/36		1,400	1,566,861
Ally Financial, Inc.
# 8.000%, 11/01/31		300	316,445
Altria Group, Inc.
3.400%, 05/06/30		200	178,293
Amazon.com, Inc.
2.875%, 05/12/41		1,000	785,160
American Assets Trust LP
3.375%, 02/01/31		1,000	794,134

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
American Tower Corp.
1.000%, 01/15/32	EUR	500	$412,711
American Water Capital Corp.
3.450%, 06/01/29		600	567,016
Amgen, Inc.
4.000%, 09/13/29	GBP	356	421,078
Aon Corp.
2.800%, 05/15/30		2,000	1,760,460
Apple, Inc.
3.200%, 05/11/27		1,375	1,341,565
Ares Capital Corp.
3.200%, 11/15/31		800	619,863
Arrow Electronics, Inc.
3.875%, 01/12/28		1,000	941,667
Ashland LLC
Ω 3.375%, 09/01/31		400	330,940
Ashtead Capital, Inc.
Ω 2.450%, 08/12/31		200	159,200
Ω 5.500%, 08/11/32		1,000	987,728
Assurant, Inc.
2.650%, 01/15/32		1,000	762,821
Assured Guaranty U.S. Holdings, Inc.
3.150%, 06/15/31		1,000	875,629
AT&T, Inc.
4.350%, 03/01/29		100	98,290
Atmos Energy Corp.
1.500%, 01/15/31		150	120,957
AutoNation, Inc.
2.400%, 08/01/31		1,500	1,158,109
3.850%, 03/01/32		500	422,709
Bank of America Corp.
5.875%, 02/07/42		700	754,054
Bath & Body Works, Inc.
5.250%, 02/01/28		600	573,603
Berkshire Hathaway, Inc.
0.437%, 04/15/31	JPY	410,000	2,842,021
0.472%, 01/23/32	JPY	200,000	1,379,305
Biogen, Inc.
2.250%, 05/01/30		567	482,482
Black Hills Corp.
2.500%, 06/15/30		800	673,515
Block, Inc.
# 3.500%, 06/01/31		1,500	1,222,043
Boardwalk Pipelines LP
3.600%, 09/01/32		100	87,292
Boeing Co.
3.200%, 03/01/29		200	183,150
Boston Scientific Corp.
0.625%, 12/01/27	EUR	800	774,089
Brixmor Operating Partnership LP
4.050%, 07/01/30		300	271,148

130

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CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Broadcom, Inc.
Ω 2.600%, 02/15/33		1,000	$789,182
Ω 3.187%, 11/15/36		150	114,151
Broadstone Net Lease LLC
2.600%, 09/15/31		1,904	1,397,021
Brown & Brown, Inc.
2.375%, 03/15/31		1,000	819,063
Capital One Financial Corp.
1.650%, 06/12/29	EUR	373	319,732
Celanese U.S. Holdings LLC
0.625%, 09/10/28	EUR	1,000	856,320
Chubb INA Holdings, Inc.
0.875%, 12/15/29	EUR	1,000	914,335
1.400%, 06/15/31	EUR	700	636,361
Cigna Group
4.375%, 10/15/28		100	99,319
Citigroup, Inc.
1.625%, 03/21/28	EUR	1,000	987,836
Clorox Co.
1.800%, 05/15/30		300	250,287
Comcast Corp.
0.250%, 09/14/29	EUR	300	271,693
5.500%, 11/23/29	GBP	350	457,545
Conagra Brands, Inc.
5.300%, 11/01/38		200	197,538
ConocoPhillips
6.500%, 02/01/39		300	352,275
Continental Resources, Inc.
4.375%, 01/15/28		1,000	950,870
Cox Communications, Inc.
Ω 3.500%, 08/15/27		650	617,051
Crown Castle, Inc.
3.800%, 02/15/28		600	574,646
Dentsply Sirona, Inc.
3.250%, 06/01/30		650	576,906
Dick’s Sporting Goods, Inc.
3.150%, 01/15/32		500	414,567
Digital Dutch Finco BV
1.000%, 01/15/32	EUR	1,000	782,651
Discover Bank
4.650%, 09/13/28		200	191,233
Discovery Communications LLC
1.900%, 03/19/27	EUR	900	917,126
Dow Chemical Co.
1.125%, 03/15/32	EUR	267	230,610
DPL, Inc.
4.350%, 04/15/29		1,500	1,351,869
Duquesne Light Holdings, Inc.
Ω 2.775%, 01/07/32		1,000	807,132
DXC Technology Co.
2.375%, 09/15/28		400	339,324

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Edison International
4.125%, 03/15/28		650	$620,554
Elevance Health, Inc.
2.875%, 09/15/29		250	228,213
4.625%, 05/15/42		500	465,161
Energy Transfer LP
3.750%, 05/15/30		350	321,787
EnerSys
Ω 4.375%, 12/15/27		1,000	935,000
EPR Properties
4.950%, 04/15/28		500	446,163
3.750%, 08/15/29		1,200	956,976
Equinix, Inc.
2.150%, 07/15/30		300	246,591
ERP Operating LP
4.150%, 12/01/28		600	583,065
Expedia Group, Inc.
3.250%, 02/15/30		650	571,241
Experian Finance PLC
Ω 2.750%, 03/08/30		602	523,866
Fidelity National Information Services, Inc.
1.500%, 05/21/27	EUR	500	502,295
First American Financial Corp.
2.400%, 08/15/31		300	233,160
Five Corners Funding Trust II
Ω 2.850%, 05/15/30		500	434,721
Flowserve Corp.
2.800%, 01/15/32		2,000	1,617,336
Fluor Corp.
# 4.250%, 09/15/28		600	555,354
Ford Motor Credit Co. LLC
4.134%, 08/04/25		350	331,200
2.900%, 02/16/28		250	216,408
Fox Corp.
4.709%, 01/25/29		300	294,683
GATX Corp.
# 4.700%, 04/01/29		200	196,621
3.500%, 06/01/32		500	443,609
General Motors Financial Co., Inc.
5.650%, 01/17/29		600	601,272
Gilead Sciences, Inc.
5.650%, 12/01/41		1,000	1,072,511
Glencore Funding LLC
Ω 2.850%, 04/27/31		500	422,301
Global Payments, Inc.
3.200%, 08/15/29		250	221,111
GLP Capital LP/GLP Financing II, Inc.
5.750%, 06/01/28		200	196,855

131

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CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
4.000%, 01/15/30		200	$177,388
Goldman Sachs Group, Inc.
3.125%, 07/25/29	GBP	400	442,276
1.875%, 12/16/30	GBP	331	325,438
Graphic Packaging International LLC
Ω 4.750%, 07/15/27		500	481,190
HAT Holdings I LLC/HAT Holdings II LLC
Ω 3.750%, 09/15/30		600	471,606
HCA, Inc.
7.500%, 11/06/33		117	131,238
Honeywell International, Inc.
2.250%, 02/22/28	EUR	450	469,900
Howmet Aerospace, Inc.
6.875%, 05/01/25		10	10,299
# 3.000%, 01/15/29		500	448,701
HP, Inc.
2.650%, 06/17/31		200	162,870
4.200%, 04/15/32		172	154,128
Humana, Inc.
3.125%, 08/15/29		150	136,218
Huntsman International LLC
2.950%, 06/15/31		1,000	826,211
Hyatt Hotels Corp.
4.375%, 09/15/28		1,000	969,030
Indiana Michigan Power Co.
6.050%, 03/15/37		500	544,215
Intel Corp.
5.625%, 02/10/43		500	513,137
International Business Machines Corp.
1.750%, 03/07/28	EUR	500	509,717
0.875%, 02/09/30	EUR	1,000	929,025
1.250%, 02/09/34	EUR	1,000	855,976
Invitation Homes Operating Partnership LP
2.700%, 01/15/34		900	693,526
JAB Holdings BV
2.000%, 05/18/28	EUR	500	500,824
Jackson Financial, Inc.
3.125%, 11/23/31		1,000	806,714
Jefferies Financial Group, Inc.
2.625%, 10/15/31		300	241,739
JPMorgan Chase & Co.
6.400%, 05/15/38		500	565,620
5.400%, 01/06/42		500	516,025
Juniper Networks, Inc.
2.000%, 12/10/30		1,200	960,008
KB Home
4.000%, 06/15/31		1,500	1,297,830

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Kemper Corp.
3.800%, 02/23/32		1,000	$864,521
Kilroy Realty LP
2.500%, 11/15/32		1,600	1,083,519
Kimco Realty OP LLC
1.900%, 03/01/28		700	603,169
Kinder Morgan Energy Partners LP
6.950%, 01/15/38		100	113,075
Las Vegas Sands Corp.
3.900%, 08/08/29		1,000	912,852
Lazard Group LLC
4.500%, 09/19/28		500	481,468
Lear Corp.
3.800%, 09/15/27		265	253,665
Lennar Corp.
4.750%, 05/30/25		500	496,729
Lincoln National Corp.
# 3.400%, 01/15/31		700	563,707
LYB International Finance III LLC
3.375%, 10/01/40		500	369,745
Marriott International, Inc.
4.000%, 04/15/28		650	628,911
2.750%, 10/15/33		100	81,150
Marsh & McLennan Cos., Inc.
1.979%, 03/21/30	EUR	300	288,842
Masonite International Corp.
Ω 3.500%, 02/15/30		1,500	1,284,504
MGM Resorts International
4.625%, 09/01/26		350	334,792
Micron Technology, Inc.
3.366%, 11/01/41		500	353,702
Molina Healthcare, Inc.
Ω 3.875%, 11/15/30		1,000	882,133
Ω 3.875%, 05/15/32		250	214,246
Motorola Solutions, Inc.
2.300%, 11/15/30		200	163,967
Nasdaq, Inc.
1.750%, 03/28/29	EUR	500	490,389
National Fuel Gas Co.
2.950%, 03/01/31		1,000	809,958
NewMarket Corp.
2.700%, 03/18/31		1,000	841,635
NextEra Energy Operating Partners LP
Ω 4.500%, 09/15/27		300	282,000
Nordstrom, Inc.
# 4.000%, 03/15/27		885	760,498
NOV, Inc.
3.600%, 12/01/29		400	366,636

132

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CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
OneMain Finance Corp.
7.125%, 03/15/26		450	$438,544
ONEOK, Inc.
6.350%, 01/15/31		300	317,261
Oracle Corp.
6.125%, 07/08/39		600	633,029
3.600%, 04/01/40		875	679,461
Ovintiv, Inc.
8.125%, 09/15/30		400	446,143
Paramount Global
4.950%, 01/15/31		200	185,795
Philip Morris International, Inc.
0.800%, 08/01/31	EUR	800	664,383
Piedmont Operating Partnership LP
3.150%, 08/15/30		1,000	755,285
Plains All American Pipeline LP/PAA Finance Corp.
3.550%, 12/15/29		200	180,618
3.800%, 09/15/30		50	45,243
6.700%, 05/15/36		200	206,038
6.650%, 01/15/37		500	519,912
Primerica, Inc.
2.800%, 11/19/31		1,000	843,785
Principal Financial Group, Inc.
3.700%, 05/15/29		177	167,997
6.050%, 10/15/36		147	155,430
Progress Energy, Inc.
7.000%, 10/30/31		290	325,755
Prologis Euro Finance LLC
0.500%, 02/16/32	EUR	2,100	1,695,207
Public Storage
1.850%, 05/01/28		200	177,756
0.500%, 09/09/30	EUR	1,000	841,918
0.875%, 01/24/32	EUR	200	164,926
PulteGroup, Inc.
5.500%, 03/01/26		450	454,407
Ralph Lauren Corp.
2.950%, 06/15/30		1,000	902,015
Reinsurance Group of America, Inc.
3.150%, 06/15/30		258	226,701
Ross Stores, Inc.
1.875%, 04/15/31		99	80,336
Royalty Pharma PLC
2.200%, 09/02/30		150	122,956
Sabra Health Care LP
3.900%, 10/15/29		500	416,738
3.200%, 12/01/31		1,200	900,595
Seagate HDD Cayman
4.875%, 06/01/27		600	574,146
4.091%, 06/01/29		400	346,816

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
4.125%, 01/15/31		500	$415,000
Sealed Air Corp.
Ω 4.000%, 12/01/27		400	373,814
Sensata Technologies BV
Ω 5.000%, 10/01/25		150	147,688
Sensata Technologies, Inc.
Ω 4.375%, 02/15/30		850	774,244
Simon Property Group LP
2.450%, 09/13/29		500	435,877
Southwest Airlines Co.
5.125%, 06/15/27		600	604,853
Spirit Realty LP
2.100%, 03/15/28		800	675,653
4.000%, 07/15/29		203	184,097
Steelcase, Inc.
5.125%, 01/18/29		700	623,021
Stellantis NV
4.500%, 07/07/28	EUR	600	681,264
STORE Capital Corp.
4.625%, 03/15/29		900	799,409
Stryker Corp.
2.125%, 11/30/27	EUR	500	519,809
Tapestry, Inc.
3.050%, 03/15/32		300	248,438
Taylor Morrison Communities, Inc.
Ω 5.750%, 01/15/28		1,000	990,810
Toll Brothers Finance Corp.
4.350%, 02/15/28		900	861,651
@ 3.800%, 11/01/29		350	319,181
Truist Financial Corp.
1.950%, 06/05/30		200	161,017
U.S. Cellular Corp.
6.700%, 12/15/33		200	182,000
Utah Acquisition Sub, Inc.
3.125%, 11/22/28	EUR	550	560,901
Valero Energy Corp.
4.350%, 06/01/28		547	539,269
Visa, Inc.
1.500%, 06/15/26	EUR	1,800	1,876,832
Vontier Corp.
1.800%, 04/01/26		500	447,140
2.400%, 04/01/28		400	334,788
2.950%, 04/01/31		665	523,755
Vornado Realty LP
3.400%, 06/01/31		1,350	959,493
Walmart, Inc.
5.625%, 03/27/34	GBP	850	1,159,240
5.250%, 09/28/35	GBP	1,580	2,090,695
Walt Disney Co.
6.400%, 12/15/35		700	808,843
3.500%, 05/13/40		500	425,125
Wells Fargo & Co.
4.150%, 01/24/29		500	481,301

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CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
3.500%, 09/12/29	GBP	400	$448,387
0.625%, 08/14/30	EUR	278	236,992
2.125%, 09/24/31	GBP	1,000	986,632
Welltower OP LLC
2.050%, 01/15/29		1,000	843,171
Western Digital Corp.
2.850%, 02/01/29		1,200	949,212
Western Union Co.
1.350%, 03/15/26		600	540,306
Westlake Corp.
1.625%, 07/17/29	EUR	500	455,814
WPC Eurobond BV
1.350%, 04/15/28	EUR	600	553,327
Yum! Brands, Inc.
Ω 4.750%, 01/15/30		200	193,464
3.625%, 03/15/31		500	441,651
Zimmer Biomet Holdings, Inc.
1.164%, 11/15/27	EUR	600	590,020

TOTAL UNITED STATES			121,244,232

TOTAL BONDS			227,480,988

	Face Amount^ (000)	Value†
U.S. TREASURY OBLIGATIONS — (3.3%)
U.S. Treasury Notes
0.125%, 12/15/23	4,800	$4,661,250
2.250%, 12/31/23	1,000	982,656
0.125%, 01/15/24	600	580,265
2.250%, 01/31/24	700	686,137
2.750%, 02/15/24	850	835,557
0.375%, 04/15/24	1,000	958,672

TOTAL U.S. TREASURY OBLIGATIONS		8,704,537

TOTAL INVESTMENT SECURITIES (Cost $292,130,917)		259,758,614

	Shares
SECURITIES LENDING COLLATERAL — (1.3%)
@§ The DFA Short Term Investment Fund	297,635	3,442,744

TOTAL INVESTMENTS — (100.0%) (Cost $295,573,085)		$263,201,358

As of April 30, 2023, DFA Global Core Plus Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	19,687,988	EUR	17,844,252	State Street Bank and Trust	05/16/23	$10,142
GBP	405,149	USD	502,818	Citibank, N.A.	05/22/23	6,570
GBP	376,254	USD	458,943	State Street Bank and Trust	05/22/23	14,116
USD	3,851,506	AUD	5,757,690	Morgan Stanley and Co. International	05/25/23	37,934
EUR	668,406	USD	735,298	Citibank, N.A.	05/31/23	2,410
USD	6,963,496	JPY	904,075,520	UBS AG	07/05/23	263,068
USD	10,352,230	AUD	15,310,348	Citibank, N.A.	07/12/23	190,832
USD	843,051	JPY	110,880,981	Societe Generale	07/25/23	18,776

Total Appreciation						$543,848

USD	17,965	DKK	124,097	Citibank, N.A.	05/09/23	$(389)
USD	1,749	DKK	12,292	State Street Bank and Trust	05/09/23	(69)
USD	1,748,743	DKK	12,274,320	Societe Generale	05/10/23	(66,758)
USD	18,139,731	GBP	15,037,154	Citibank, N.A.	05/22/23	(766,288)
USD	14,044,369	EUR	13,073,377	Citibank, N.A.	05/22/23	(377,208)
USD	3,588,152	EUR	3,303,256	State Street Bank and Trust	05/22/23	(55,754)
USD	273,393	GBP	219,359	Morgan Stanley and Co. International	05/24/23	(2,416)
USD	1,165,266	GBP	954,632	State Street Bank and Trust	05/24/23	(35,029)
USD	19,344,108	EUR	17,550,945	Morgan Stanley and Co. International	05/25/23	(20,040)
USD	182,071	AUD	275,354	Morgan Stanley and Co. International	05/25/23	(308)
USD	20,095,141	EUR	18,419,474	State Street Bank and Trust	05/31/23	(234,090)
AUD	211,194	USD	142,439	Citibank, N.A.	07/12/23	(2,271)

134

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CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	267,239	USD	181,364	State Street Bank and Trust	07/12/23	$(3,999)

Total (Depreciation)						$(1,564,619)

Total Appreciation (Depreciation)						$(1,020,771)

As of April 30, 2023, DFA Global Core Plus Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund	Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.770% Fixed	CPI	Maturity	USD	4,000,000	05/04/24	—	—	$325,050	$325,050
Bank of America Corp.	2.745% Fixed	CPI	Maturity	USD	8,000,000	12/30/31	—	—	225,701	225,701
Bank of America Corp.	2.664% Fixed	CPI	Maturity	USD	11,000,000	12/20/31	—	—	426,484	426,484
Bank of America Corp.	2.657% Fixed	CPI	Maturity	USD	11,000,000	01/20/32	—	—	358,079	358,079
Bank of America Corp.	2.635% Fixed	CPI	Maturity	USD	7,000,000	05/03/28	—	—	545,817	545,817
Bank of America Corp.	2.620% Fixed	CPI	Maturity	USD	6,000,000	08/20/27	—	—	365,661	365,661
Bank of America Corp.	2.595% Fixed	CPI	Maturity	USD	13,000,000	04/29/28	—	—	1,051,833	1,051,833
Bank of America Corp.	2.546% Fixed	CPI	Maturity	USD	40,000,000	04/29/31	—	—	3,332,354	3,332,354
Bank of America Corp.	2.533% Fixed	CPI	Maturity	USD	3,000,000	05/03/36	—	—	229,146	229,146
Bank of America Corp.	2.355% Fixed	CPI	Maturity	USD	8,000,000	01/18/28	—	—	55,853	55,853
Citibank, N.A.	2.807% Fixed	CPI	Maturity	USD	11,000,000	05/03/24	—	—	877,556	877,556
Deutsche Bank AG	3.120% Fixed	CPI	Maturity	USD	7,000,000	11/22/28	—	—	122,726	122,726
Deutsche Bank AG	3.089% Fixed	CPI	Maturity	USD	4,000,000	11/03/26	—	—	124,625	124,625
Deutsche Bank AG	2.816% Fixed	CPI	Maturity	USD	6,000,000	12/30/28	—	—	182,011	182,011
Deutsche Bank AG	2.678% Fixed	CPI	Maturity	USD	7,000,000	08/03/28	—	—	424,651	424,651
Deutsche Bank AG	2.600% Fixed	CPI	Maturity	USD	5,000,000	06/14/26	—	—	383,203	383,203
Deutsche Bank AG	2.596% Fixed	CPI	Maturity	USD	4,000,000	06/09/28	—	—	305,281	305,281
Deutsche Bank AG	2.550% Fixed	CPI	Maturity	USD	7,000,000	08/23/28	—	—	450,048	450,048
Deutsche Bank AG	2.529% Fixed	CPI	Maturity	USD	4,000,000	07/02/29	—	—	308,831	308,831
Deutsche Bank AG	2.515% Fixed	CPI	Maturity	USD	4,000,000	06/09/36	—	—	297,121	297,121
Deutsche Bank AG	2.468% Fixed	CPI	Maturity	USD	5,000,000	06/21/29	—	—	419,825	419,825

135

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CONTINUED

Counterparty	Payments made by Fund	Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Morgan Stanleyand Co. International	2.385% Fixed	CPI	Maturity	USD	10,000,000	03/21/30	—	—	$98,842	$98,842

Total Appreciation									$10,910,698	$10,910,698
Bank of America Corp.	3.090% Fixed	CPI	Maturity	USD	10,000,000	03/22/32	—	—	(183,285)	(183,285)
Bank of America Corp.	2.643% Fixed	CPI	Maturity	USD	13,000,000	12/02/32	—	—	(114,854)	(114,854)
Deutsche Bank AG	2.833% Fixed	CPI	Maturity	USD	15,000,000	07/12/28	—	—	(15,031)	(15,031)
Intercontinental Exchange, Inc.	2.540% Fixed	CPI	Maturity	USD	7,000,000	12/16/26	—	—	(1,456)	(1,456)
Morgan Stanleyand Co. International	2.815% Fixed	CPI	Maturity	USD	10,000,000	08/01/29	—	—	(75,514)	(75,514)

Total (Depreciation)									$(390,140)	$(390,140)

Total Appreciation (Depreciation)									$10,520,558	$10,520,558

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$23,573,089	—	$23,573,089
Bonds
Australia	—	17,710,340	—	17,710,340
Belgium	—	489,109	—	489,109
Canada	—	16,442,500	—	16,442,500
Denmark	—	2,505,176	—	2,505,176
Finland	—	4,111,304	—	4,111,304
France	—	16,894,667	—	16,894,667
Germany	—	5,743,301	—	5,743,301
Hong Kong	—	1,812,357	—	1,812,357
Italy	—	3,422,984	—	3,422,984
Japan	—	11,902,479	—	11,902,479
Luxembourg	—	1,581,673	—	1,581,673
Netherlands	—	3,725,410	—	3,725,410
Norway	—	274,152	—	274,152
Spain	—	1,293,140	—	1,293,140
Supranational Organization Obligations	—	3,702,113	—	3,702,113
Sweden	—	670,025	—	670,025
Switzerland	—	2,402,655	—	2,402,655
United Kingdom	—	11,553,371	—	11,553,371
United States	—	121,244,232	—	121,244,232
U.S. Treasury Obligations	—	8,704,537	—	8,704,537
Securities Lending Collateral	—	3,442,744	—	3,442,744

136

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CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Forward Currency Contracts**	—	$(1,020,771)	—	$(1,020,771)
Swap Agreements**	—	10,520,558	—	10,520,558

TOTAL	—	$272,701,145	—	$272,701,145

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

137

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA One-Year Fixed Income Portfolio*	DFA Two-Year Global Fixed Income Portfolio*	DFA Selectively Hedged Global Fixed Income Portfolio*	DFA Five-Year Global Fixed Income Portfolio*
ASSETS:
Investment Securities at Value (including $35,461, $1,934, $2,720 and $10,897 of securities on loan, respectively)	$5,077,663	$4,982,541	$1,016,057	$9,606,666
Temporary Cash Investments at Value & Cost	19,811	—	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $36,018, $1,947, $2,796 and $11,092, respectively)	36,024	1,948	2,796	11,094
Foreign Currencies at Value	1	8,620	377	40,615
Cash	—	27,889	8,327	38,805
Receivables:
Investment Securities Sold	6,515	16,048	7,231	37,644
Dividends and Interest	20,132	25,644	7,340	46,845
Securities Lending Income	10	1	1	2
Fund Shares Sold	3,648	1,482	266	3,702
Unrealized Gain on Forward Currency Contracts	—	11,382	1,208	17,792
Unrealized Gain on Foreign Currency Contracts	—	—	16	—
Prepaid Expenses and Other Assets	42	80	21	122

Total Assets	5,163,846	5,075,635	1,043,640	9,803,287

LIABILITIES:
Payables:
Upon Return of Securities Loaned	36,188	1,979	2,798	11,174
Investment Securities Purchased	15,045	15,045	11,837	—
Fund Shares Redeemed	6,267	957	289	8,255
Due to Advisor	420	580	118	1,437
Unrealized Loss on Forward Currency Contracts	—	25,041	2,767	80,763
Unrealized Loss on Foreign Currency Contracts	—	6	1	29
Accrued Expenses and Other Liabilities	501	360	60	673

Total Liabilities	58,421	43,968	17,870	102,331

NET ASSETS	$5,105,425	$5,031,667	$1,025,770	$9,700,956

Institutional Class Shares — based on net assets of $5,105,425; $5,031,667; $1,025,770 and $9,700,956 and shares outstanding of 503,780,570, 520,966,869, 112,196,831 and 969,661,465, respectively	$10.13	$9.66	$9.14	$10.00

NUMBER OF SHARES AUTHORIZED	4,000,000,000	4,000,000,000	1,000,000,000	6,600,000,000

Investment Securities at Cost	$5,127,592	$5,082,759	$1,042,490	$9,559,895

Foreign Currencies at Cost	$1	$8,619	$376	$40,622

NET ASSETS CONSIST OF:
Paid-In Capital	$5,223,245	$5,211,385	$1,160,511	$10,799,269
Total Distributable Earnings (Loss)	(117,820)	(179,718)	(134,741)	(1,098,313)

NET ASSETS	$5,105,425	$5,031,667	$1,025,770	$9,700,956

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

138

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA World ex U.S. Government Fixed Income Portfolio	DFA Short- Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short- Term Extended Quality Portfolio*
ASSETS:
Investment Securities at Value (including $0, $0, $0 and $26,657 of securities on loan, respectively)	$1,077,452	$1,518,141	$5,000,317	$6,227,274
Temporary Cash Investments at Value & Cost	—	1,247	22,015	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $0, $0 and $27,282,respectively)	—	—	—	27,285
Foreign Currencies at Value	3,633	—	—	1,147
Cash	49,599	—	—	76,246
Receivables:
Investment Securities Sold	—	—	—	26,025
Dividends, Interest and Tax Reclaims	8,328	5,933	53,744	39,759
Securities Lending Income	—	—	—	10
Fund Shares Sold	817	424	5,745	3,783
Unrealized Gain on Forward Currency Contracts	3,611	—	—	3,464
Unrealized Gain on Foreign Currency Contracts	—	—	—	94
Prepaid Expenses and Other Assets	22	25	59	88

Total Assets	1,143,462	1,525,770	5,081,880	6,405,175

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	—	27,303
Investment Securities Purchased	—	—	16,098	76,906
Fund Shares Redeemed	307	814	1,502	3,221
Due to Advisor	153	175	372	870
Unrealized Loss on Forward Currency Contracts	20,133	—	—	25,627
Unrealized Loss on Foreign Currency Contracts	1	—	—	9
Accrued Expenses and Other Liabilities	83	129	300	306

Total Liabilities	20,677	1,118	18,272	134,242

NET ASSETS	$1,122,785	$1,524,652	$5,063,608	$6,270,933

Institutional Class Shares — based on net assets of $1,122,785; $1,524,652; $5,063,608 and $6,270,933 and shares outstanding of 133,177,202, 154,522,683, 451,548,794 and 609,496,520, respectively	$8.43	$9.87	$11.21	$10.29

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,500,000,000	1,700,000,000	3,000,000,000

Investment Securities at Cost	$1,324,020	$1,524,605	$5,362,983	$6,412,923

Foreign Currencies at Cost	$3,627	$—	$—	$1,148

NET ASSETS CONSIST OF:
Paid-In Capital	$1,398,330	$1,669,065	$5,715,084	$6,693,272
Total Distributable Earnings (Loss)	(275,545)	(144,413)	(651,476)	(422,339)

NET ASSETS	$1,122,785	$1,524,652	$5,063,608	$6,270,933

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

139

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Intermediate- Term Extended Quality Portfolio*	DFA Targeted Credit Portfolio*	DFA Global Core Plus Fixed Income Portfolio*	DFA Investment Grade Portfolio*
ASSETS:
Investment Securities at Value (including $56,088, $12,562, $75,711 and $570,518 of securities on loan, respectively)	$1,252,484	$933,891	$2,715,730	$10,466,229
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $57,304, $12,860, $77,406 and $582,236, respectively)	57,306	12,862	77,413	582,281
Segregated Cash for Futures Contracts	—	—	4,719	—
Foreign Currencies at Value	165	98	1,030	782
Segregated Cash for Swaps Contracts	—	—	4,444	—
Cash	11,480	21,742	13,678	47,564
Receivables:
Investment Securities Sold	236	7,033	—	6,612
Dividends and Interest	13,689	7,424	24,377	95,371
Securities Lending Income	50	4	28	172
Fund Shares Sold	1,454	645	4,058	8,158
Unrealized Gain on Forward Currency Contracts	1,094	338	6,077	905
Unrealized Gain on Foreign Currency Contracts	—	—	1	—
Prepaid Expenses and Other Assets	26	41	80	121

Total Assets	1,337,984	984,078	2,851,635	11,208,195

LIABILITIES:
Payables:
Upon Return of Securities Loaned	57,372	12,867	77,441	582,651
Investment Securities Purchased	4,824	—	246,597	9,927
Fund Shares Redeemed	270	276	1,595	5,025
Due to Advisor	185	129	411	1,584
Segregated Cash for Swap Contracts	—	—	545	—
Unrealized Loss on Forward Currency Contracts	490	1,403	19,583	9,295
Unrealized Loss on Foreign Currency Contracts	—	—	1	1
Accrued Expenses and Other Liabilities	106	34	129	470

Total Liabilities	63,247	14,709	346,302	608,953

NET ASSETS	$1,274,737	$969,369	$2,505,333	$10,599,242

Institutional Class Shares — based on net assets of $1,274,737; $969,369; $2,505,333 and $10,599,242 and shares outstanding of 134,440,031, 103,963,183, 277,554,466 and 1,055,787,758, respectively	$9.48	$9.32	$9.03	$10.04

NUMBER OF SHARES AUTHORIZED	2,000,000,000	1,000,000,000	2,000,000,000	2,000,000,000

Investment Securities at Cost	$1,389,686	$962,627	$3,009,299	$11,288,106

Foreign Currencies at Cost	$164	$98	$1,031	$783

NET ASSETS CONSIST OF:
Paid-In Capital	$1,552,216	$1,034,051	$2,980,596	$11,964,895
Total Distributable Earnings (Loss)	(277,479)	(64,682)	(475,263)	(1,365,653)

NET ASSETS	$1,274,737	$969,369	$2,505,333	$10,599,242

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

140

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Diversified Fixed Income Portfolio*	DFA LTIP Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value.	$1,565,426	—	—	—
Investment Securities at Value	385,353	$340,020	$5,830,447	$1,885,365
Temporary Cash Investments at Value & Cost	2,592	—	7,428	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $0, $0 and $10, respectively)	—	—	—	10
Foreign Currencies at Value	—	—	—	480
Segregated Cash for Swaps Contracts	—	—	—	62,320
Cash	—	391	—	18,895
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	—	—	15,671
Dividends and Interest	273	270	15,273	11,875
Fund Shares Sold	1,882	265	4,759	1,073
Unrealized Gain on Swap Contracts	—	—	—	101,024
Unrealized Gain on Forward Currency Contracts	—	—	—	2,670
Prepaid Expenses and Other Assets	52	15	55	34

Total Assets	1,955,578	340,961	5,857,962	2,099,417

LIABILITIES:
Payables:
Investment Securities/Affiliated Investment Companies Purchased	—	—	—	26,374
Fund Shares Redeemed	513	39	7,169	2,513
Due to Advisor	22	28	434	298
Segregated Cash for Swap Contracts	—	—	—	62,320
Unrealized Loss on Swap Contracts	—	—	—	2,669
Unrealized Loss on Forward Currency Contracts	—	—	—	6,084
Accrued Expenses and Other Liabilities	73	21	304	121

Total Liabilities	608	88	7,907	100,379

NET ASSETS	$1,954,970	$340,873	$5,850,055	$1,999,038

Institutional Class Shares — based on net assets of $1,954,970; $340,873; $5,850,055 and $1,999,038 and shares outstanding of 211,489,103, 48,417,048, 519,974,103 and 194,206,369, respectively	$9.24	$7.04	$11.25	$10.29

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$1,699,577	$—	$—	$—

Investment Securities at Cost	$390,585	$453,348	$6,292,948	$1,942,502

Foreign Currencies at Cost	$—	$—	$—	$479

NET ASSETS CONSIST OF:
Paid-In Capital	$2,144,198	$461,605	$6,366,867	$1,993,061
Total Distributable Earnings (Loss)	(189,228)	(120,732)	(516,812)	5,977

NET ASSETS	$1,954,970	$340,873	$5,850,055	$1,999,038

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

141

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA Global Core Plus Real Return Portfolio*
ASSETS:
Investment Securities at Value (including $3,363 of securities on loan, respectively)	$259,759
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $3,442)	3,443
Segregated Cash for Futures Contracts	430
Foreign Currencies at Value	106
Segregated Cash for Swaps Contracts	4,582
Cash	1,983
Receivables:
Dividends and Interest	2,215
Securities Lending Income	3
Fund Shares Sold	259
Unrealized Gain on Swap Contracts	10,911
Unrealized Gain on Forward Currency Contracts	544
Prepaid Expenses and Other Assets	18

Total Assets	284,253

LIABILITIES:
Payables:
Upon Return of Securities Loaned	3,441
Investment Securities Purchased	24,525
Fund Shares Redeemed	146
Due to Advisor	41
Segregated Cash for Swap Contracts	4,152
Unrealized Loss on Swap Contracts	390
Unrealized Loss on Forward Currency Contracts	1,565
Accrued Expenses and Other Liabilities	79

Total Liabilities	34,339

NET ASSETS	$249,914

Institutional Class Shares — based on net assets of $249,914 and shares outstanding of 26,773,414	$9.33

NUMBER OF SHARES AUTHORIZED	500,000,000

Investment Securities at Cost	$292,131

Foreign Currencies at Cost	$105

NET ASSETS CONSIST OF:
Paid-In Capital	$285,007
Total Distributable Earnings (Loss)	(35,093)

NET ASSETS	$249,914

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

142

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio#	DFA Two-Year Global Fixed Income Portfolio#	DFA Selectively Hedged Global Fixed Income Portfolio#	DFA Five-Year Global Fixed Income Portfolio#
Investment Income
Interest	$64,298	$51,520	$12,787	$124,085
Income from Securities Lending	82	8	19	12

Total Investment Income	64,380	51,528	12,806	124,097

Expenses
Investment Management Fees	2,608	3,489	715	9,456
Accounting & Transfer Agent Fees	480	402	60	1,035
Custodian Fees	47	67	12	156
Filing Fees	104	95	16	132
Shareholders’ Reports	64	46	15	143
Directors’/Trustees’ Fees & Expenses	21	21	4	42
Professional Fees	29	28	6	60
Other	55	59	12	122

Total Expenses	3,408	4,207	840	11,146

Fees Paid Indirectly (Note C)	—	72	13	169

Net Expenses	3,408	4,135	827	10,977

Net Investment Income (Loss)	60,972	47,393	11,979	113,120

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(33,437)	(43,245)	(28,424)	(272,400)
Affiliated Investment Companies Shares Sold	45	(2)	2	(4)
Foreign Currency Transactions	—	536	213	2,367
Forward Currency Contracts	—	(86,041)	(15,801)	(310,616)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	90,579	204,653	73,120	751,119
Affiliated Investment Companies Shares	35	10	9	13
Translation of Foreign Currency-Denominated Amounts	—	533	140	1,207
Forward Currency Contracts	—	(12,914)	(3,797)	(53,058)

Net Realized and Unrealized Gain (Loss)	57,222	63,530	25,462	118,628

Net Increase (Decrease) in Net Assets Resulting from Operations	$118,194	$110,923	$37,441	$231,748

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

143

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio	DFA Short- Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short- Term Extended Quality Portfolio#
Investment Income
Interest	$8,104	$22,114	$55,524	$83,387
Income from Securities Lending	—	—	—	96

Total Investment Income	8,104	22,114	55,524	83,483

Expenses
Investment Management Fees	928	1,164	2,161	4,847
Accounting & Transfer Agent Fees	98	151	408	620
Custodian Fees	39	8	28	51
Filing Fees	20	38	63	132
Shareholders’ Reports	29	29	56	79
Directors’/Trustees’ Fees & Expenses	4	6	19	25
Professional Fees	7	8	26	37
Previously Waived Fees Recovered by Advisor (Note C)	12	—	—	336
Other	14	16	55	70

Total Expenses	1,151	1,420	2,816	6,197

Fees Waived, Expenses Reimbursed by Advisor (Note C)	37	—	—	7
Fees Paid Indirectly (Note C)	37	—	—	52

Net Expenses	1,077	1,420	2,816	6,138

Net Investment Income (Loss)	7,027	20,694	52,708	77,345

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(47,495)	(12,983)	(164,973)	(148,091)
Affiliated Investment Companies Shares Sold	—	—	—	(2)
Foreign Currency Transactions	135	—	—	484
Forward Currency Contracts	(80,740)	—	—	(47,362)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	166,005	26,162	398,330	375,224
Affiliated Investment Companies Shares	—	—	—	33
Translation of Foreign Currency-Denominated Amounts	678	—	—	468
Forward Currency Contracts	(14,919)	—	—	(28,124)

Net Realized and Unrealized Gain (Loss)	23,664	13,179	233,357	152,630

Net Increase (Decrease) in Net Assets Resulting from Operations	$30,691	$33,873	$286,065	$229,975

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

144

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	DFA Intermediate- Term Extended Quality Portfolio#	DFA Targeted Credit Portfolio#	DFA Global Core Plus Fixed Income Portfolio#	DFA Investment Grade Portfolio#
Investment Income
Interest	$22,543	$12,494	$39,450	$166,309
Income from Securities Lending	171	32	167	1,408

Total Investment Income	22,714	12,526	39,617	167,717

Expenses
Investment Management Fees	1,006	865	2,552	8,558
Accounting & Transfer Agent Fees	132	90	239	990
Custodian Fees	5	4	48	37
Filing Fees	32	39	50	130
Shareholders’ Reports	32	21	39	116
Directors’/Trustees’ Fees & Expenses	5	4	10	42
Professional Fees	9	5	15	63
Previously Waived Fees Recovered by Advisor (Note C)	42	2	—	749
Other	15	9	32	118

Total Expenses	1,278	1,039	2,985	10,803

Fees Waived, Expenses Reimbursed by Advisor (Note C)	9	78	—	10
Fees Paid Indirectly (Note C)	5	5	47	36

Net Expenses	1,264	956	2,938	10,757

Net Investment Income (Loss)	21,450	11,570	36,679	156,960

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(63,939)	(16,922)	(48,416)	(276,475)
Affiliated Investment Companies Shares Sold	(12)	3	4	(1)
Foreign Currency Transactions	85	73	144	368
Forward Currency Contracts	(343)	(17,248)	(77,968)	(13,473)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	149,220	63,018	277,362	879,573
Affiliated Investment Companies Shares	19	10	29	348
Translation of Foreign Currency-Denominated Amounts	2	83	884	130
Forward Currency Contracts	605	(821)	(18,295)	(8,797)

Net Realized and Unrealized Gain (Loss)	85,637	28,196	133,744	581,673

Net Increase (Decrease) in Net Assets Resulting from Operations	$107,087	$39,766	$170,423	$738,633

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

145

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	DFA Diversified Fixed Income Portfolio#	DFA LTIP Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio#
Investment Income
Income Distributions	$16,209	—	—	—

Total Investment Income	16,209	—	—	—

Fund Investment Income
Interest	8,570	$8,228	$99,378	$29,635
Income from Securities Lending	—	—	—	64

Total Fund Investment Income	8,570	8,228	99,378	29,699

Expenses
Investment Management Fees	1,149	164	2,598	1,883
Accounting & Transfer Agent Fees	193	11	377	215
Custodian Fees	2	1	32	39
Filing Fees	59	15	60	45
Shareholders’ Reports	18	11	72	33
Directors’/Trustees’ Fees & Expenses	8	1	24	8
Professional Fees	9	2	33	12
Other	7	5	68	39

Total Expenses	1,445	210	3,264	2,274

Fees Waived, Expenses Reimbursed by Advisor (Note C)	1,045	—	—	—
Fees Paid Indirectly (Note C)	—	1	—	—

Net Expenses	400	209	3,264	2,274

Net Investment Income (Loss)	24,379	8,019	96,114	27,425

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(2,596)	(5,119)	(44,281)	(61,673)
Affiliated Investment Companies Shares Sold	(21,063)	—	—	17
Swap Contracts	—	—	—	2,983
Foreign Currency Transactions	—	—	—	136
Forward Currency Contracts	—	—	—	(28,340)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,892	23,608	232,368	148,924
Affiliated Investment Companies Shares	74,560	—	—	29
Swap Contracts	—	—	—	(17,993)
Translation of Foreign Currency-Denominated Amounts	—	—	—	200
Forward Currency Contracts	—	—	—	(4,484)

Net Realized and Unrealized Gain (Loss)	52,793	18,489	188,087	39,799

Net Increase (Decrease) in Net Assets Resulting from Operations	$77,172	$26,508	$284,201	$67,224

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

146

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

DFA Global Core Plus Real Return Portfolio#
Investment Income
Interest	$3,705
Income from Securities Lending	30

Total Investment Income	3,735

Expenses
Investment Management Fees	266
Accounting & Transfer Agent Fees	33
Custodian Fees	35
Filing Fees	21
Shareholders’ Reports	14
Directors’/Trustees’ Fees & Expenses	1
Professional Fees	2
Other	18

Total Expenses	390

Fees Waived, Expenses Reimbursed by Advisor (Note C)	34
Fees Paid Indirectly (Note C)	6

Net Expenses	350

Net Investment Income (Loss)	3,385

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(5,248)
Affiliated Investment Companies Shares Sold	1
Swap Contracts	5,040
Foreign Currency Transactions	(7,215)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	27,736
Affiliated Investment Companies Shares	1
Swap Contracts	(8,108)
Translation of Foreign Currency-Denominated Amounts	75
Forward Currency Contracts	(2,256)

Net Realized and Unrealized Gain (Loss)	10,026

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,411

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

147

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio		DFA Two-Year Global Fixed Income Portfolio		DFA Selectively Hedged Global Fixed Income Portfolio		DFA Five-Year Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$60,972	$46,136	$47,393	$46,530	$11,979	$15,990	$113,120	$141,826
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(33,437)	(30,143)	(43,245)	(137,602)	(28,424)	(36,009)	(272,400)	(832,549)
Affiliated Investment Companies Shares Sold	45	(226)	(2)	(41)	2	(5)	(4)	(72)
Foreign Currency Transactions	—	—	536	(339)	213	(91)	2,367	(324)
Forward Currency Contracts	—	—	(86,041)	213,512	(15,801)	14,368	(310,616)	303,472
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	90,579	(139,475)	204,653	(331,711)	73,120	(96,918)	751,119	(550,339)
Affiliated Investment Companies Shares	35	(37)	10	(17)	9	(9)	13	(12)
Translation of Foreign
Currency-Denominated Amounts	—	—	533	(719)	140	(101)	1,207	(861)
Forward Currency Contracts	—	—	(12,914)	21,548	(3,797)	6,949	(53,058)	23,390

Net Increase (Decrease) in Net Assets Resulting from Operations	118,194	(123,745)	110,923	(188,839)	37,441	(95,826)	231,748	(915,469)

Distributions:
Institutional Class Shares	(54,009)	(41,461)	(58,219)	(13,251)	(454)	(21,454)	(123,412)	(138,146)
Capital Share Transactions (1):
Shares Issued	1,015,004	2,559,201	528,081	1,551,922	83,903	226,931	1,138,280	3,036,685
Shares Issued in Lieu of Cash Distributions	49,220	37,969	50,036	11,517	454	21,423	121,417	136,008
Shares Redeemed	(1,372,442)	(2,940,804)	(638,102)	(2,016,317)	(114,716)	(347,902)	(2,127,794)	(5,279,634)

Net Increase (Decrease) from Capital Share Transactions	(308,218)	(343,634)	(59,985)	(452,878)	(30,359)	(99,548)	(868,097)	(2,106,941)

Total Increase (Decrease) in Net Assets	(244,033)	(508,840)	(7,281)	(654,968)	6,628	(216,828)	(759,761)	(3,160,556)
Net Assets
Beginning of Period	5,349,458	5,858,298	5,038,948	5,693,916	1,019,142	1,235,970	10,460,717	13,621,273

End of Period	$5,105,425	$5,349,458	$5,031,667	$5,038,948	$1,025,770	$1,019,142	$9,700,956	$10,460,717

(1) Shares Issued and Redeemed:
Shares Issued	100,734	251,248	55,219	159,778	9,337	24,726	114,886	295,268
Shares Issued in Lieu of Cash Distributions	4,885	3,766	5,267	1,165	51	2,250	12,327	13,016
Shares Redeemed	(136,209)	(289,589)	(66,712)	(208,199)	(12,746)	(38,058)	(214,660)	(515,126)

Net Increase (Decrease) from Shares Issued and Redeemed	(30,590)	(34,575)	(6,226)	(47,256)	(3,358)	(11,082)	(87,447)	(206,842)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

148

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio		DFA Short-Term Government Portfolio		DFA Intermediate Government Fixed Income Portfolio		DFA Short-Term Extended Quality Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$7,027	$11,820	$20,694	$25,597	$52,708	$87,765	$77,345	$104,861
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(47,495)	(73,691)	(12,983)	(103,726)	(164,973)	(136,576)	(148,091)	(210,311)
Affiliated Investment Companies Shares Sold	—	—	—	—	—	—	(2)	(39)
Foreign Currency Transactions	135	(1,621)	—	—	—	—	484	(525)
Forward Currency Contracts	(80,740)	218,171	—	—	—	—	(47,362)	153,469
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	166,005	(424,788)	26,162	(11,471)	398,330	(782,211)	375,224	(548,914)
Affiliated Investment Companies Shares	—	—	—	—	—	—	33	(30)
Translation of Foreign Currency-Denominated Amounts	678	(269)	—	—	—	—	468	(355)
Forward Currency Contracts	(14,919)	5,493	—	—	—	—	(28,124)	13,469

Net Increase (Decrease) in Net Assets Resulting from Operations	30,691	(264,885)	33,873	(89,600)	286,065	(831,022)	229,975	(488,375)

Distributions:
Institutional Class Shares	(59)	(30,706)	(17,783)	(21,142)	(47,614)	(141,857)	(89,624)	(84,526)
Capital Share Transactions (1):
Shares Issued	154,146	467,293	178,955	514,274	678,468	1,493,542	914,928	2,445,018
Shares Issued in Lieu of Cash Distributions	56	29,598	17,329	20,650	46,475	139,670	88,971	83,680
Shares Redeemed	(180,964)	(805,621)	(259,506)	(600,770)	(687,499)	(2,072,849)	(1,370,378)	(2,739,944)

Net Increase (Decrease) from Capital Share Transactions	(26,762)	(308,730)	(63,222)	(65,846)	37,444	(439,637)	(366,479)	(211,246)

Total Increase (Decrease) in Net Assets	3,870	(604,321)	(47,132)	(176,588)	275,895	(1,412,516)	(226,128)	(784,147)
Net Assets
Beginning of Period	1,118,915	1,723,236	1,571,784	1,748,372	4,787,713	6,200,229	6,497,061	7,281,208

End of Period	$1,122,785	$1,118,915	$1,524,652	$1,571,784	$5,063,608	$4,787,713	$6,270,933	$6,497,061

(1) Shares Issued and Redeemed:
Shares Issued	18,488	51,008	18,255	51,108	61,809	126,998	90,003	233,008
Shares Issued in Lieu of Cash Distributions	7	2,902	1,770	2,090	4,219	11,570	8,806	7,874
Shares Redeemed	(21,689)	(88,092)	(26,483)	(59,854)	(62,833)	(175,128)	(135,057)	(261,384)

Net Increase (Decrease) from Shares Issued and Redeemed	(3,194)	(34,182)	(6,458)	(6,656)	3,195	(36,560)	(36,248)	(20,502)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

149

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Intermediate- Term Extended Quality Portfolio		DFA Targeted Credit Portfolio		DFA Global Core Plus Fixed Income Portfolio		DFA Investment Grade Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$21,450	$47,509	$11,570	$14,171	$36,679	$67,163	$156,960	$286,693
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(63,939)	(77,254)	(16,922)	(9,702)	(48,416)	(242,243)	(276,475)	(284,930)
Affiliated Investment Companies Shares Sold	(12)	(16)	3	(7)	4	(21)	(1)	(160)
Foreign Currency Transactions	85	—	73	(41)	144	(1,066)	368	9
Forward Currency Contracts	(343)	—	(17,248)	3,284	(77,968)	198,392	(13,473)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	149,220	(335,984)	63,018	(91,977)	277,362	(612,544)	879,573	(2,038,092)
Affiliated Investment Companies Shares	19	(19)	10	(9)	29	(24)	348	(327)
Translation of Foreign
Currency-Denominated Amounts	2	—	83	8	884	(425)	130	11
Forward Currency Contracts	605	(1)	(821)	(115)	(18,295)	13,136	(8,797)	407

Net Increase (Decrease) in Net Assets Resulting from Operations	107,087	(365,765)	39,766	(84,388)	170,423	(577,632)	738,633	(2,036,389)

Distributions:
Institutional Class Shares	(20,416)	(81,214)	(3,877)	(24,970)	(38,103)	(83,818)	(138,490)	(391,343)
Capital Share Transactions (1):
Shares Issued	329,523	494,273	236,223	399,556	465,238	1,400,607	1,565,779	4,309,196
Shares Issued in Lieu of Cash Distributions	19,574	78,576	3,827	24,332	37,990	83,676	135,276	384,513
Shares Redeemed	(451,802)	(908,863)	(172,644)	(385,306)	(530,789)	(1,541,734)	(1,699,426)	(5,891,418)

Net Increase (Decrease) from Capital Share Transactions	(102,705)	(336,014)	67,406	38,582	(27,561)	(57,451)	1,629	(1,197,709)

Total Increase (Decrease) in Net Assets	(16,034)	(782,993)	103,295	(70,776)	104,759	(718,901)	601,772	(3,625,441)
Net Assets
Beginning of Period	1,290,771	2,073,764	866,074	936,850	2,400,574	3,119,475	9,997,470	13,622,911

End of Period	$1,274,737	$1,290,771	$969,369	$866,074	$2,505,333	$2,400,574	$10,599,242	$9,997,470

(1) Shares Issued and Redeemed:
Shares Issued	35,385	48,577	25,972	42,301	52,488	144,573	158,646	407,498
Shares Issued in Lieu of Cash Distributions	2,105	7,469	419	2,521	4,298	8,273	13,636	36,020
Shares Redeemed	(49,615)	(89,930)	(18,818)	(40,501)	(60,442)	(164,109)	(172,602)	(562,225)

Net Increase (Decrease) from Shares Issued and Redeemed	(12,125)	(33,884)	7,573	4,321	(3,656)	(11,263)	(320)	(118,707)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

150

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Diversified Fixed Income Portfolio		DFA LTIP Portfolio		DFA Inflation- Protected Securities Portfolio		DFA Short-Duration Real Return Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$24,379	$48,423	$8,019	$30,436	$96,114	$527,412	$27,425	$35,209
Capital Gain Distributions Received from Investment Securities.	—	12,140	—	—	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(2,596)	(12,934)	(5,119)	(5,549)	(44,281)	(53,868)	(61,673)	(38,676)
Affiliated Investment Companies Shares Sold.	(21,063)	(28,718)	—	—	—	—	17	(9)
Swap Contracts	—	—	—	—	—	—	2,983	34,935
Foreign Currency Transactions	—	—	—	—	—	—	136	(229)
Forward Currency Contracts	—	—	—	—	—	—	(28,340)	50,889
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,892	(25,114)	23,608	(184,077)	232,368	(1,345,892)	148,924	(208,259)
Affiliated Investment Companies Shares	74,560	(194,304)	—	—	—	—	29	(29)
Swap Contracts	—	—	—	—	—	—	(17,993)	41,372
Translation of Foreign
Currency-Denominated Amounts	—	—	—	—	—	—	200	(183)
Forward Currency Contracts	—	—	—	—	—	—	(4,484)	9,191

Net Increase (Decrease) in Net Assets Resulting from Operations	77,172	(200,507)	26,508	(159,190)	284,201	(872,348)	67,224	(75,789)

Distributions:
Institutional Class Shares	(20,669)	(66,753)	(3,822)	(37,152)	(44,141)	(527,766)	(36,318)	(18,197)
Capital Share Transactions (1):
Shares Issued	306,508	865,705	51,936	195,066	709,802	2,167,801	317,210	1,212,852
Shares Issued in Lieu of Cash Distributions	20,666	66,747	3,822	37,152	43,329	518,667	35,801	17,868
Shares Redeemed.	(360,250)	(1,095,570)	(33,789)	(126,880)	(1,035,568)	(2,617,661)	(556,303)	(763,275)

Net Increase (Decrease) from Capital Share Transactions	(33,076)	(163,118)	21,969	105,338	(282,437)	68,807	(203,292)	467,445

Total Increase (Decrease) in Net Assets	23,427	(430,378)	44,655	(91,004)	(42,377)	(1,331,307)	(172,386)	373,459
Net Assets
Beginning of Period	1,931,543	2,361,921	296,218	387,222	5,892,432	7,223,739	2,171,424	1,797,965

End of Period	$1,954,970	$1,931,543	$340,873	$296,218	$5,850,055	$5,892,432	$1,999,038	$2,171,424

(1) Shares Issued and Redeemed:
Shares Issued.	33,664	89,805	7,544	20,973	64,663	171,811	31,218	116,221
Shares Issued in Lieu of Cash Distributions	2,263	6,963	528	4,337	3,939	44,626	3,541	1,712
Shares Redeemed	(39,568)	(114,776)	(4,781)	(12,606)	(94,296)	(213,035)	(54,716)	(73,758)

Net Increase (Decrease) from Shares Issued and Redeemed	(3,641)	(18,008)	3,291	12,704	(25,694)	3,402	(19,957)	44,175

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

151

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Core Plus Real Return Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,385	$6,282
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(5,248)	(37,220)
Affiliated Investment Companies Shares Sold	1	—
Swap Contracts.	5,040	6,497
Foreign Currency Transactions.	(7,215)	(60)
Forward Currency Contracts.	—	21,153
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	27,736	(54,424)
Affiliated Investment Companies Shares.	1	—
Swap Contracts.	(8,108)	7,713
Translation of Foreign Currency-Denominated Amounts	75	(34)
Forward Currency Contracts.	(2,256)	1,316

Net Increase (Decrease) in Net Assets Resulting from Operations	13,411	(48,777)

Distributions:
Institutional Class Shares.	(2,778)	(4,464)
Capital Share Transactions (1):
Shares Issued.	35,510	161,089
Shares Issued in Lieu of Cash Distributions.	2,762	4,462
Shares Redeemed.	(82,903)	(111,207)

Net Increase (Decrease) from Capital Share Transactions.	(44,631)	54,344

Total Increase (Decrease) in Net Assets.	(33,998)	1,103
Net Assets
Beginning of Period.	283,912	282,809

End of Period.	$249,914	$283,912

(1) Shares Issued and Redeemed:
Shares Issued.	3,882	16,083
Shares Issued in Lieu of Cash Distributions.	301	462
Shares Redeemed	(9,182)	(11,867)

Net Increase (Decrease) from Shares Issued and Redeemed.	(4,999)	4,678

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.

See accompanying Notes to Financial Statements.

152

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio							DFA Two-Year Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.01		$10.30	$10.30	$10.31	$10.24	$10.29	$9.56		$9.91	$10.00	$10.03	$9.95	$9.99

Income from Investment Operations (A)
Net Investment Income (Loss)	0.12		0.08	(—)	0.10	0.23	0.18	0.09		0.08	0.01	0.08	0.18	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	0.10		(0.30)	—	(0.01)	0.06	(0.06)	0.12		(0.41)	(0.04)	0.04	0.15	(0.08)

Total from Investment Operations	0.22		(0.22)	—	0.09	0.29	0.12	0.21		(0.33)	(0.03)	0.12	0.33	0.09

Less Distributions:
Net Investment Income	(0.10)		(0.07)	(—)	(0.10)	(0.22)	(0.17)	(0.11)		(0.02)	(0.06)	(0.15)	(0.25)	(0.13)

Total Distributions	(0.10)		(0.07)	—	(0.10)	(0.22)	(0.17)	(0.11)		(0.02)	(0.06)	(0.15)	(0.25)	(0.13)

Net Asset Value, End of Period	$10.13		$10.01	$10.30	$10.30	$10.31	$10.24	$9.66		$9.56	$9.91	$10.00	$10.03	$9.95

Total Return	2.25	%(B)	(2.10%)	0.02%	0.84%	2.90%	1.22%	2.23	%(B)	(3.31%)	(0.33%)	1.23%	3.42%	0.87%

Net Assets, End of Period (thousands)	$5,105,425		$5,349,458	$5,858,298	$6,655,886	$7,418,534	$7,970,071	$5,031,667		$5,038,948	$5,693,916	$5,321,434	$5,518,420	$5,590,939
Ratio of Expenses to Average Net Assets	0.13	%(C)	0.13%	0.17%	0.17%	0.18%	0.17%	0.17	%(C)	0.16%	0.17%	0.17%	0.18%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.13	%(C)	0.13%	0.17%	0.17%	0.18%	0.17%	0.17	%(C)	0.16%	0.17%	0.18%	0.18%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.34	%(C)	0.79%	—	0.95%	2.22%	1.76%	1.90	%(C)	0.85%	0.09%	0.80%	1.83%	1.73%
Portfolio Turnover Rate	15	%(B)	67%	96%	83%	30%	68%	14	%(B)	111%	93%	51%	59%	81%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

153

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Selectively Hedged Global Fixed Income Portfolio							DFA Five-Year Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$8.82		$9.76	$9.76	$9.79	$9.60	$9.66	$9.90		$10.78	$10.89	$10.96	$10.90	$11.03

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.13	0.08	0.10	0.15	0.15	0.11		0.12	0.04	0.04	0.07	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	0.22		(0.90)	(0.08)	0.11	0.34	(0.04)	0.11		(0.88)	(0.15)	0.14	0.44	(0.07)

Total from Investment Operations	0.32		(0.77)	—	0.21	0.49	0.11	0.22		(0.76)	(0.11)	0.18	0.51	0.04

Less Distributions:
Net Investment Income	(—)		(0.17)	(—)	(0.24)	(0.30)	(0.17)	(0.12)		(0.12)	(—)	(0.25)	(0.45)	(0.16)
Net Realized Gains	—		—	—	—	—	—	—		—	—	—	—	(0.01)

Total Distributions	—		(0.17)	—	(0.24)	(0.30)	(0.17)	(0.12)		(0.12)	—	(0.25)	(0.45)	(0.17)

Net Asset Value, End of Period	$9.14		$8.82	$9.76	$9.76	$9.79	$9.60	$10.00		$9.90	$10.78	$10.89	$10.96	$10.90

Total Return	3.67	%(B)	(8.03%)	0.03%	2.20%	5.29%	1.12%	2.27	%(B)	(7.15%)	(0.98%)	1.64%	4.88%	0.38%

Net Assets, End of Period (thousands)	$1,025,770		$1,019,142	$1,235,970	$1,130,900	$1,235,997	$1,210,704	$9,700,956		$10,460,717	$13,621,273	$13,288,386	$15,555,653	$15,130,986
Ratio of Expenses to Average Net Assets	0.16	%(C)	0.16%	0.17%	0.17%	0.18%	0.17%	0.23	%(C)	0.23%	0.26%	0.26%	0.28%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.16	%(C)	0.16%	0.17%	0.17%	0.18%	0.17%	0.23	%(C)	0.23%	0.26%	0.27%	0.29%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.35	%(C)	1.42%	0.80%	1.01%	1.60%	1.62%	2.31	%(C)	1.17%	0.39%	0.38%	0.63%	1.03%
Portfolio Turnover Rate	25	%(B)	62%	94%	45%	62%	63%	18	%(B)	111%	126%	47%	46%	67%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

154

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA World Ex U.S. Government Fixed Income Portfolio							DFA Short-Term Government Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$8.20		$10.10	$10.85	$10.85	$10.45	$10.22	$9.76		$10.43	$10.56	$10.57	$10.38	$10.59

Income from Investment Operations (A)
Net Investment Income (Loss)	0.05		0.08	0.07	0.07	0.09	0.10	0.13		0.15	0.01	0.06	0.20	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	0.18		(1.79)	(0.64)	0.37	1.08	0.15	0.09		(0.69)	(0.13)	0.01	0.19	(0.22)

Total from Investment Operations	0.23		(1.71)	(0.57)	0.44	1.17	0.25	0.22		(0.54)	(0.12)	0.07	0.39	(0.06)

Less Distributions:
Net Investment Income	(—)		(0.09)	(0.09)	(0.33)	(0.73)	(0.02)	(0.11)		(0.13)	(0.01)	(0.08)	(0.20)	(0.15)
Net Realized Gains	—		(0.10)	(0.09)	(0.11)	(0.04)	—	—		—	—	—	—	—

Total Distributions	—		(0.19)	(0.18)	(0.44)	(0.77)	(0.02)	(0.11)		(0.13)	(0.01)	(0.08)	(0.20)	(0.15)

Net Asset Value, End of Period	$8.43		$8.20	$10.10	$10.85	$10.85	$10.45	$9.87		$9.76	$10.43	$10.56	$10.57	$10.38

Total Return	2.81	%(B)	(17.33%)	(5.34%)	4.28%	11.92%	2.42%	2.31	%(B)	(5.19%)	(1.15%)	0.63%	3.75%	(0.60%)

Net Assets, End of Period (thousands)	$1,122,785		$1,118,915	$1,723,236	$1,702,457	$1,487,373	$1,126,037	$1,524,652		$1,571,784	$1,748,372	$2,518,761	$2,306,858	$2,304,374
Ratio of Expenses to Average Net Assets	0.20	%(C)	0.20%	0.20%	0.19%	0.20%	0.20%	0.19	%(C)	0.18%	0.20%	0.20%	0.20%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.20	%(C)	0.20%	0.21%	0.22%	0.22%	0.21%	0.19	%(C)	0.18%	0.20%	0.20%	0.20%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.26	%(C)	0.83%	0.70%	0.66%	0.85%	0.94%	2.72	%(C)	1.53%	0.11%	0.52%	1.92%	1.52%
Portfolio Turnover Rate	8	%(B)	41%	31%	41%	49%	37%	37	%(B)	226%	58%	85%	58%	30%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

155

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate Government Fixed Income Portfolio							DFA Short-Term Extended Quality Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.68		$12.79	$13.72	$12.99	$11.88	$12.45	$10.06		$10.93	$10.97	$10.95	$10.68	$10.85

Income from Investment Operations (A)
Net Investment Income (Loss)	0.12		0.19	0.19	0.25	0.29	0.27	0.13		0.16	0.09	0.13	0.19	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	0.52		(2.00)	(0.61)	0.74	1.10	(0.57)	0.25		(0.90)	(0.10)	0.10	0.35	(0.16)

Total from Investment Operations	0.64		(1.81)	(0.42)	0.99	1.39	(0.30)	0.38		(0.74)	(0.01)	0.23	0.54	0.03

Less Distributions:
Net Investment Income	(0.11)		(0.17)	(0.17)	(0.26)	(0.28)	(0.26)	(0.15)		(0.12)	(0.03)	(0.21)	(0.27)	(0.19)
Net Realized Gains	—		(0.13)	(0.34)	—	—	(0.01)	—		(0.01)	—	—	—	(0.01)

Total Distributions	(0.11)		(0.30)	(0.51)	(0.26)	(0.28)	(0.27)	(0.15)		(0.13)	(0.03)	(0.21)	(0.27)	(0.20)

Net Asset Value, End of Period	$11.21		$10.68	$12.79	$13.72	$12.99	$11.88	$10.29		$10.06	$10.93	$10.97	$10.95	$10.68

Total Return	6.00	%(B)	(14.37%)	(3.20%)	7.67%	11.81%	(2.44%)	3.76	%(B)	(6.81%)	(0.05%)	2.13%	5.11%	0.22%

Net Assets, End of Period (thousands)	$5,063,608		$4,787,713	$6,200,229	$5,838,968	$5,611,187	$4,964,670	$6,270,933		$6,497,061	$7,281,208	$6,246,736	$6,534,046	$5,650,059
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.11%	0.12%	0.12%	0.13%	0.12%	0.20	%(C)	0.20%	0.22%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.12	%(C)	0.11%	0.12%	0.12%	0.13%	0.12%	0.20	%(C)	0.20%	0.22%	0.23%	0.23%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.20	%(C)	1.62%	1.44%	1.85%	2.28%	2.22%	2.50	%(C)	1.52%	0.80%	1.20%	1.73%	1.76%
Portfolio Turnover Rate	20	%(B)	22%	25%	45%	25%	16%	17	%(B)	74%	80%	40%	51%	27%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

156

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate-Term Extended Quality Portfolio							DFA Targeted Credit Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$8.81		$11.49	$11.79	$11.29	$10.11	$10.85	$8.99		$10.18	$10.18	$10.19	$9.80	$10.06

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16		0.29	0.28	0.32	0.35	0.33	0.11		0.16	0.14	0.16	0.21	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	0.67		(2.49)	(0.21)	0.50	1.17	(0.71)	0.26		(1.08)	(0.05)	0.07	0.42	(0.24)

Total from Investment Operations	0.83		(2.20)	0.07	0.82	1.52	(0.38)	0.37		(0.92)	0.09	0.23	0.63	(0.02)

Less Distributions:
Net Investment Income	(0.16)		(0.29)	(0.28)	(0.32)	(0.34)	(0.33)	(0.04)		(0.25)	(0.09)	(0.24)	(0.24)	(0.22)
Net Realized Gains	—		(0.19)	(0.09)	—	—	(0.03)	—		(0.02)	—	(—)	—	(0.02)

Total Distributions	(0.16)		(0.48)	(0.37)	(0.32)	(0.34)	(0.36)	(0.04)		(0.27)	(0.09)	(0.24)	(0.24)	(0.24)

Net Asset Value, End of Period	$9.48		$8.81	$11.49	$11.79	$11.29	$10.11	$9.32		$8.99	$10.18	$10.18	$10.19	$9.80

Total Return	9.43	%(B)	(19.74%)	0.52%	7.37%	15.27%	(3.53%)	4.08	%(B)	(9.17%)	0.85%	2.32%	6.51%	(0.18%)

Net Assets, End of Period (thousands)	$1,274,737		$1,290,771	$2,073,764	$2,131,021	$1,712,376	$1,782,191	$969,369		$866,074	$936,850	$818,911	$766,607	$651,780
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.21%	0.22%	0.22%	0.22%	0.22%	0.20	%(C)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived,
Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.21	%(C)	0.21%	0.22%	0.23%	0.23%	0.22%	0.22	%(C)	0.22%	0.22%	0.23%	0.24%	0.23%
Ratio of Net Investment Income to Average Net Assets	3.55	%(C)	2.83%	2.44%	2.80%	3.25%	3.21%	2.41	%(C)	1.63%	1.41%	1.61%	2.12%	2.25%
Portfolio Turnover Rate	26	%(B)	21%	43%	42%	19%	24%	17	%(B)	39%	65%	35%	17%	19%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

157

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Global Core Plus Fixed Income Portfolio								DFA Investment Grade Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Period Jan 11, 2018 to Oct 31, 2018		Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018

	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$8.54		$10.67	$10.91	$10.50	$9.89	$10.00		$9.47		$11.60	$11.96	$11.38	$10.38	$10.90

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.22	0.20	0.20	0.20	0.15		0.15		0.25	0.24	0.28	0.29	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	0.50		(2.07)	(0.22)	0.39	0.96	(0.21)		0.55		(2.04)	(0.36)	0.57	1.00	(0.53)

Total from Investment Operations	0.63		(1.85)	(0.02)	0.59	1.16	(0.06)		0.70		(1.79)	(0.12)	0.85	1.29	(0.26)

Less Distributions:
Net Investment Income	(0.14)		(0.20)	(0.19)	(0.18)	(0.55)	(0.05)		(0.13)		(0.24)	(0.24)	(0.27)	(0.29)	(0.26)
Net Realized Gains	—		(0.08)	(0.03)	—	—	—		—		(0.10)	(—)	—	—	—

Total Distributions	(0.14)		(0.28)	(0.22)	(0.18)	(0.55)	(0.05)		(0.13)		(0.34)	(0.24)	(0.27)	(0.29)	(0.26)

Net Asset Value, End of Period	$9.03		$8.54	$10.67	$10.91	$10.50	$9.89		$10.04		$9.47	$11.60	$11.96	$11.38	$10.38

Total Return	7.46	%(B)	(17.71%)	(0.22%)	5.69%	12.33%	(0.56	%)(B)	7.44	%(B)	(15.69%)	(1.01%)	7.54%	12.60%	(2.38%)

Net Assets, End of Period (thousands)	$2,505,333		$2,400,574	$3,119,475	$2,368,742	$1,521,379	$592,325		$10,599,242		$9,997,470	$13,622,911	$11,162,601	$9,843,294	$8,638,793
Ratio of Expenses to Average Net Assets **	0.25	%(C)	0.25%	0.28%	0.29%	0.30%	0.30	%(C)(D)(E)	0.21	%(C)	0.21%	0.22%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.25	%(C)	0.25%	0.28%	0.29%	0.30%	0.31	%(C)(D)(E)	0.21	%(C)	0.21%	0.22%	0.23%	0.23%	0.22%
Ratio of Net Investment Income to Average Net Assets	3.06	%(C)	2.28%	1.87%	1.90%	1.99%	1.82	%(C)(E)	3.05	%(C)	2.38%	2.02%	2.38%	2.69%	2.55%
Portfolio Turnover Rate	14	%(B)	45%	17%	32%	14%	68	%(B)	12	%(B)	25%	17%	22%	21%	15%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	0.01%		N/A		N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

158

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Diversified Fixed Income Portfolio												DFA LTIP Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)												(Unaudited)
Net Asset Value, Beginning of Period	$8.98		$10.13		$10.36		$10.00		$9.47		$9.76		$6.56		$11.94	$12.16	$10.11	$8.47	$9.31

Income from Investment Operations (A)
Net Investment Income (Loss)	0.12		0.21		0.17		0.17		0.22		0.19		0.17		0.83	0.56	0.20	0.24	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	0.24		(1.07)		(0.22)		0.35		0.53		(0.29)		0.39		(5.17)	0.39	1.99	1.66	(0.83)

Total from Investment Operations	0.36		(0.86)		(0.05)		0.52		0.75		(0.10)		0.56		(4.34)	0.95	2.19	1.90	(0.50)

Less Distributions:
Net Investment Income	(0.10)		(0.21)		(0.17)		(0.16)		(0.22)		(0.19)		(0.08)		(0.77)	(0.52)	(0.14)	(0.22)	(0.34)
Net Realized Gains	—		(0.08)		(0.01)		—		—		(—)		—		(0.27)	(0.65)	—	(0.04)	—

Total Distributions	(0.10)		(0.29)		(0.18)		(0.16)		(0.22)		(0.19)		(0.08)		(1.04)	(1.17)	(0.14)	(0.26)	(0.34)

Net Asset Value, End of Period	$9.24		$8.98		$10.13		$10.36		$10.00		$9.47		$7.04		$6.56	$11.94	$12.16	$10.11	$8.47

Total Return	4.01	%(B)	(8.63%)		(0.54%)		5.26%		7.97%		(1.05%)		8.55	%(B)	(38.26%)	8.30%	21.75%	22.69%	(5.73%)

Net Assets, End of Period (thousands)	$1,954,970		$1,931,543		$2,361,921		$1,528,078		$1,064,950		$796,296		$340,873		$296,218	$387,222	$290,675	$215,040	$168,648
Ratio of Expenses to Average Net Assets **	0.15	%(C)(D)	0.15	%(D)	0.15	%(D)	0.15	%(D)	0.15	%(D)	0.15	%(D)	0.13	%(C)	0.13%	0.13%	0.14%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisorand Fees Paid Indirectly) *	0.26	%(C)(D)	0.26	%(D)	0.26	%(D)	0.27	%(D)	0.27	%(D)	0.26	%(D)	0.13	%(C)	0.13%	0.13%	0.14%	0.15%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.55	%(C)	2.17%		1.63%		1.61%		2.21%		1.93%		4.88	%(C)	8.72%	4.86%	1.71%	2.52%	3.52%
Portfolio Turnover Rate	10	%(B)	43%		2%		12%		3%		3%		26	%(B)	60%	39%	65%	38%	53%

* The Ratio of Expenses to Average Net Assets isinclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.11	%(C)	0.10%		0.11%		0.11%		0.12%		0.11%		N/A		N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

159

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Inflation-Protected Securities Portfolio							DFA Short-Duration Real Return Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.80		$13.32	$13.05	$12.03	$11.25	$11.79	$10.14		$10.58	$10.05	$10.06	$9.92	$10.02

Income from Investment Operations (A)
Net Investment Income (Loss)	0.18		0.94	0.61	0.19	0.25	0.35	0.13		0.17	0.12	0.17	0.20	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	0.35		(2.50)	0.27	0.97	0.78	(0.52)	0.19		(0.51)	0.49	0.07	0.20	(0.11)

Total from Investment Operations	0.53		(1.56)	0.88	1.16	1.03	(0.17)	0.32		(0.34)	0.61	0.24	0.40	0.07

Less Distributions:
Net Investment Income	(0.08)		(0.95)	(0.57)	(0.13)	(0.25)	(0.37)	(0.17)		(0.10)	(0.08)	(0.25)	(0.26)	(0.17)
Net Realized Gains	—		(0.01)	(0.04)	(0.01)	—	—	—		—	—	—	—	—

Total Distributions	(0.08)		(0.96)	(0.61)	(0.14)	(0.25)	(0.37)	(0.17)		(0.10)	(0.08)	(0.25)	(0.26)	(0.17)

Net Asset Value, End of Period	$11.25		$10.80	$13.32	$13.05	$12.03	$11.25	$10.29		$10.14	$10.58	$10.05	$10.06	$9.92

Total Return	4.95	%(B)	(12.04%)	6.91%	9.69%	9.16%	(1.53%)	3.18	%(B)	(3.21%)	6.13%	2.43%	4.16%	0.70%

Net Assets, End of Period (thousands)	$5,850,055		$5,892,432	$7,223,739	$5,622,483	$4,887,736	$4,491,326	$1,999,038		$2,171,424	$1,797,965	$1,393,554	$1,484,797	$1,441,718
Ratio of Expenses to Average Net Assets	0.11	%(C)	0.11%	0.11%	0.12%	0.12%	0.12%	0.22	%(C)	0.22%	0.22%	0.23%	0.24%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.11	%(C)	0.11%	0.11%	0.12%	0.12%	0.12%	0.22	%(C)	0.22%	0.22%	0.23%	0.24%	0.23%
Ratio of Net Investment Income to Average Net Assets	3.33	%(C)	7.59%	4.58%	1.49%	2.13%	3.01%	2.62	%(C)	1.67%	1.17%	1.68%	1.98%	1.78%
Portfolio Turnover Rate	7	%(B)	13%	1%	15%	28%	24%	19	%(B)	56%	72%	44%	42%	39%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

160

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Global Core Plus Real Return Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Period Apr 26, 2021 to Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$8.94		$10.44	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.19	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	0.36		(1.55)	0.40

Total from Investment Operations	0.49		(1.36)	0.48

Less Distributions:
Net Investment Income	(0.10)		(0.13)	(0.04)
Net Realized Gains	—		(0.01)	—

Total Distributions	(0.10)		(0.14)	(0.04)

Net Asset Value, End of Period	$9.33		$8.94	$10.44

Total Return	5.53	%(B)	(13.16%)	4.78	%(B)

Net Assets, End of Period (thousands)	$249,914		$283,912	$282,809
Ratio of Expenses to Average Net Assets	0.29	%(C)	0.29%	0.30	%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.32	%(C)	0.35%	0.38	%(C)(E)
Ratio of Net Investment Income to Average Net Assets	2.76	%(C)	1.90%	1.34	%(C)(E)
Portfolio Turnover Rate	16	%(B)	80%	27	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

161

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which seventeen (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The DFA Diversified Fixed Income Portfolio achieves its investment objective by investing directly in securities as listed on its Schedule of Investments and/or in other series of the Fund as indicated below (collectively, the “Underlying Funds”). The Underlying Funds’ shareholder reports are included in this report. As of April 30, 2023, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Fund of Funds	Underlying Funds	Percentage Ownership at 04/30/23
DFA Diversified Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	12%
	DFA Intermediate Government Fixed Income Portfolio	19%

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available

162

(including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board. These securities are generally categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Underlying Funds shares held by the DFA Diversified Fixed Income Portfolio) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Global Core Plus Real Return Portfolio (the “International Fixed Income Portfolios”), DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio and DFA Short-Duration Real Return Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio and DFA Short-Duration Real Return Portfolio may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. The DFA Selectively Hedged Global Fixed Income Portfolio may also enter into foreign currency forward contracts in order to gain exposure to foreign currencies in a more efficient manner. Forward currency contracts are marked-to-market daily based on daily forward exchange rates.

The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio and the U.S. dollar equivalent amounts actually received or paid.

163

3. Treasury Inflation-Protected Securities (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

4. To-Be-Announced (TBA) Commitments: TBA commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 90 days. TBA’s may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in each Portfolio’s other assets. Unsettled TBA securities are valued by an independent pricing service based on the characteristics of the securities to be delivered or received.

5. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

6. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the

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related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2023, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA One-Year Fixed Income Portfolio	0.10%
DFA Two-Year Global Fixed Income Portfolio	0.14%
DFA Selectively Hedged Global Fixed Income Portfolio	0.14%
DFA Five-Year Global Fixed Income Portfolio	0.19%*
DFA World ex U.S. Government Fixed Income Portfolio	0.17%*
DFA Short-Term Government Portfolio	0.15%*
DFA Intermediate Government Fixed Income Portfolio	0.09%
DFA Short-Term Extended Quality Portfolio	0.16%*
DFA Intermediate-Term Extended Quality Portfolio	0.17%*
DFA Targeted Credit Portfolio	0.18%
DFA Global Core Plus Fixed Income Portfolio	0.21%*
DFA Investment Grade Portfolio	0.17%*
DFA Diversified Fixed Income Portfolio	0.12%
DFA LTIP Portfolio	0.10%
DFA Inflation-Protected Securities Portfolio	0.09%
DFA Short-Duration Real Return Portfolio	0.18%
DFA Global Core Plus Real Return Portfolio	0.22%*

*	Effective as of February 28, 2023, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2023	Management Fee Effective February 28, 2023
DFA Five-Year Global Fixed Income Portfolio	0.20%	0.18%
DFA World ex U.S. Government Fixed Income Portfolio	0.17%	0.16%
DFA Short-Term Government Portfolio	0.16%	0.14%
DFA Short-Term Extended Quality Portfolio	0.16%	0.15%
DFA Intermediate-Term Extended Quality Portfolio	0.17%	0.16%
DFA Global Core Plus Fixed Income Portfolio	0.22%	0.20%
DFA Investment Grade Portfolio	0.17%	0.16%
DFA Global Core Plus Real Return Portfolio	0.22%	0.21%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for each of the Portfolios will remain in effect through February 28, 2024. The Fee Waiver Agreements may only be terminated by the Fund’s Board of Directors prior to such applicable date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2023, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2023, and the

165

previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2023, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the DFA Short-Duration Real Return Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA Selectively Hedged Global Fixed Income Portfolio (1)	0.25%	—	—	—	—
DFA World ex U.S. Government Fixed Income Portfolio (1)	0.20%	—	$12	$37	$495
DFA Short-Term Government Portfolio (2)	0.20%	—	—	—	—
DFA Short-Term Extended Quality Portfolio (1)	0.20%	—	336	7	445
DFA Intermediate-Term Extended Quality Portfolio (1)	0.21%	—	42	9	196
DFA Targeted Credit Portfolio (1)	0.20%	—	2	78	582
DFA Global Core Plus Fixed Income Portfolio (3)	0.30%	—	—	—	—
DFA Investment Grade Portfolio (4)	0.21%	—	749	10	117
DFA Diversified Fixed Income Portfolio (3)	0.15%	—	—	1,045	6,388
DFA LTIP Portfolio (1)	0.15%	—	—	—	—
DFA Inflation-Protected Securities Portfolio (1)	0.20%	—	—	—	—
DFA Short-Duration Real Return Portfolio (5)	0.24%	0.18%	—	—	—
DFA Global Core Plus Real Return Portfolio (3)	0.29%	—	—	34	217

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amounts for each of DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio was 0.22%.

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of the Portfolio (the “Expense Limitation Amount”).

166

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the Portfolio was 0.30% of the average net assets of such class of the Portfolio on an annualized basis.

(4)

The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of the average net assets of a class of the Portfolio (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the Portfolio was 0.22% of the average net assets of such class of the Portfolio on an annualized basis.

(5)

The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.18% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Underlying Funds”). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
DFA Two-Year Global Fixed Income Portfolio	$72
DFA Selectively Hedged Global Fixed Income Portfolio	13
DFA Five-Year Global Fixed Income Portfolio	169
DFA World ex U.S. Government Fixed Income Portfolio	37
DFA Short-Term Extended Quality Portfolio	52
DFA Intermediate-Term Extended Quality Portfolio	5
DFA Targeted Credit Portfolio	5
DFA Global Core Plus Fixed Income Portfolio	47
DFA Investment Grade Portfolio	36
DFA LTIP Portfolio	1
DFA Global Core Plus Real Return Portfolio	6

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amount paid by the Fund to the CCO was $73 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA One-Year Fixed Income Portfolio	$196
DFA Two-Year Global Fixed Income Portfolio	145

167

DFA Selectively Hedged Global Fixed Income Portfolio	$12
DFA Five-Year Global Fixed Income Portfolio	131
DFA World ex U.S. Government Fixed Income Portfolio	1
DFA Short-Term Government Portfolio	39
DFA Intermediate Government Fixed Income Portfolio	46
DFA Short-Term Extended Quality Portfolio	27
DFA Intermediate-Term Extended Quality Portfolio	8
DFA Targeted Credit Portfolio	1
DFA Global Core Plus Fixed Income Portfolio	3
DFA Investment Grade Portfolio	12
DFA Diversified Fixed Income Portfolio	2
DFA LTIP Portfolio	—
DFA Inflation-Protected Securities Portfolio	14
DFA Short-Duration Real Return Portfolio	3
DFA Global Core Plus Real Return Portfolio	—

E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA One-Year Fixed Income Portfolio	$406,589	$1,325,668	$280,499	$531,652
DFA Two-Year Global Fixed Income Portfolio	334,700	977,811	276,563	638,957
DFA Selectively Hedged Global Fixed Income Portfolio	68,161	44,627	177,298	285,660
DFA Five-Year Global Fixed Income Portfolio	434,908	2,216,934	1,115,642	2,660,644
DFA World ex U.S. Government Fixed Income Portfolio	6,174	48,675	82,606	175,962
DFA Short-Term Government Portfolio	510,502	866,774	—	—
DFA Intermediate Government Fixed Income Portfolio	984,826	942,393	—	—
DFA Short-Term Extended Quality Portfolio	326,675	361,400	692,630	1,581,356
DFA Intermediate-Term Extended Quality Portfolio	19,491	25,631	290,292	331,197
DFA Targeted Credit Portfolio	9,363	1,924	236,594	155,907
DFA Global Core Plus Fixed Income Portfolio	72,991	16,705	253,050	320,317
DFA Investment Grade Portfolio	385,980	762,934	760,354	975,606
DFA Diversified Fixed Income Portfolio	137,919	59,753	38,303	77,600
DFA LTIP Portfolio	105,261	85,874	—	—
DFA Inflation-Protected Securities Portfolio	413,272	695,932	—	—
DFA Short-Duration Real Return Portfolio	127,947	217,838	211,663	607,259
DFA Global Core Plus Real Return Portfolio	8,032	3,600	28,925	32,477

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For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
DFA One-Year Fixed Income Portfolio
DFA Short Term Investment Fund	$665,832	$1,369,541	$1,999,429	$45	$35	$36,024	3,114	$1,633	—

Total	$665,832	$1,369,541	$1,999,429	$45	$35	$36,024	3,114	$1,633	—

DFA Two-Year Global Fixed Income Portfolio
DFA Short Term Investment Fund	$33,936	$66,602	$98,598	$(2)	$10	$1,948	168	$145	—

Total	$33,936	$66,602	$98,598	$(2)	$10	$1,948	168	$145	—

DFA Selectively Hedged Global Fixed Income Portfolio
DFA Short Term Investment Fund	$23,288	$24,021	$44,524	$2	$9	$2,796	242	$213	—

Total	$23,288	$24,021	$44,524	$2	$9	$2,796	242	$213	—

DFA Five-Year Global Fixed Income Portfolio
DFA Short Term Investment Fund	$31,698	$125,563	$146,176	$(4)	$13	$11,094	959	$185	—

Total	$31,698	$125,563	$146,176	$(4)	$13	$11,094	959	$185	—

DFA Short-Term Extended Quality Portfolio
DFA Short Term Investment Fund	$77,101	$131,155	$181,002	$(2)	$33	$27,285	2,359	$1,077	—

Total	$77,101	$131,155	$181,002	$(2)	$33	$27,285	2,359	$1,077	—

DFA Intermediate-Term Extended Quality Portfolio
DFA Short Term Investment Fund	$44,981	$146,618	$134,300	$(12)	$19	$57,306	4,954	$766	—

Total	$44,981	$146,618	$134,300	$(12)	$19	$57,306	4,954	$766	—

DFA Targeted Credit Portfolio
DFA Short Term Investment Fund	$26,782	$71,266	$85,199	$3	$10	$12,862	1,112	$364	—

Total	$26,782	$71,266	$85,199	$3	$10	$12,862	1,112	$364	—

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	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
DFA Global Core Plus Fixed Income Portfolio
DFA Short Term Investment Fund	$57,224	$157,791	$137,635	$4	$29	$77,413	6,693	—	—

Total	$57,224	$157,791	$137,635	$4	$29	$77,413	6,693	—	—

DFA Investment Grade Portfolio
DFA Short Term Investment Fund	$652,171	$621,513	$691,750	$(1)	$348	$582,281	50,340	$14,958	—

Total	$652,171	$621,513	$691,750	$(1)	$348	$582,281	50,340	$14,958	—

DFA Diversified Fixed Income Portfolio
Investment in DFA Intermediate Government Fixed Income Portfolio	$974,424	$38,304	$77,600	$(20,086)	$67,517	$982,559	87,650	$9,554	—
DFA Two-Year Global Fixed Income Portfolio	585,448	12,955	21,600	(977)	7,041	582,867	60,338	6,655	—
DFA Short Term Investment Fund	27,162	50,750	77,914	—	2	—	—	—	—

Total	$1,587,034	$102,009	$177,114	$(21,063)	$74,560	$1,565,426	147,988	$16,209	—

DFA Short-Duration Real Return Portfolio
DFA Short Term Investment Fund	$70,378	$70,392	$140,806	$17	$29	$10	1	$639	—

Total	$70,378	$70,392	$140,806	$17	$29	$10	1	$639	—

DFA Global Core Plus Real Return Portfolio
DFA Short Term Investment Fund	$2,067	$14,053	$12,679	$1	$1	$3,443	298	$55	—

Total	$2,067	$14,053	$12,679	$1	$1	$3,443	298	$55	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

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The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA One-Year Fixed Income Portfolio
2021	$1,592	—	—	$1,592
2022	41,461	—	—	41,461
DFA Two-Year Global Fixed Income Portfolio
2021	30,533	—	—	30,533
2022	13,251	—	—	13,251
DFA Selectively Hedged Global Fixed Income Portfolio
2021	353	—	—	353
2022	21,454	—	—	21,454
DFA Five-Year Global Fixed Income Portfolio
2021	3,819	—	—	3,819
2022	138,146	—	—	138,146
DFA World ex U.S. Government Fixed Income Portfolio
2021	18,746	$10,937	—	29,683
2022	14,658	16,048	—	30,706
DFA Short-Term Government Portfolio
2021	1,444	—	—	1,444
2022	21,142	—	—	21,142
DFA Intermediate Government Fixed Income Portfolio
2021	91,121	131,228	—	222,349
2022	78,465	63,393	—	141,858
DFA Short-Term Extended Quality Portfolio
2021	21,477	—	—	21,477
2022	75,449	9,077	—	84,526
DFA Intermediate-Term Extended Quality Portfolio
2021	52,008	15,915	—	67,923
2022	46,253	34,961	—	81,214
DFA Targeted Credit Portfolio
2021	7,207	—	—	7,207
2022	23,056	1,914	—	24,970
DFA Global Core Plus Fixed Income Portfolio
2021	48,617	2,604	—	51,221
2022	62,263	21,555	—	83,818
DFA Investment Grade Portfolio
2021	257,741	—	—	257,741
2022	274,726	116,617	—	391,343
DFA Diversified Fixed Income Portfolio
2021	31,946	1,454	—	33,400
2022	48,872	17,880	—	66,752
DFA LTIP Portfolio
2021	16,485	15,336	—	31,821
2022	28,431	8,721	—	37,152

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Inflation-Protected Securities Portfolio
2021	$290,081	$18,151	—	$308,232
2022	524,096	3,670	—	527,766
DFA Short-Duration Real Return Portfolio
2021	11,480	—	—	11,480
2022	18,197	—	—	18,197
DFA Global Core Plus Real Return Portfolio
2021	950	—	—	950
2022	4,464	—	—	4,464

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA One-Year Fixed Income Portfolio	$(3,587)	—	$(3,587)
DFA Short-Term Government Portfolio	(2,433)	—	(2,433)
DFA Intermediate Government Fixed Income Portfolio	(3,619)	—	(3,619)
DFA Short-Term Extended Quality Portfolio	(10,749)	—	(10,749)
DFA Intermediate-Term Extended Quality Portfolio	(948)	—	(948)
DFA Targeted Credit Portfolio	(869)	—	(869)
DFA Global Core Plus Fixed Income Portfolio	(5,653)	—	(5,653)
DFA Investment Grade Portfolio	(16,025)	—	(16,025)
DFA Diversified Fixed Income Portfolio	(327)	—	(327)
DFA LTIP Portfolio	(1,786)	—	(1,786)
DFA Inflation-Protected Securities Portfolio	(13,688)	—	(13,688)
DFA Short-Duration Real Return Portfolio	(3,464)	—	(3,464)
DFA Global Core Plus Real Return Portfolio	(503)	—	(503)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA One-Year Fixed Income Portfolio	—	—	$(40,629)	$(141,186)	$(181,815)
DFA Two-Year Global Fixed Income Portfolio	$43,690	—	(114,648)	(161,643)	(232,601)
DFA Selectively Hedged Global Fixed Income Portfolio	—	—	(92,562)	(79,213)	(171,775)
DFA Five-Year Global Fixed Income Portfolio	86,766	—	(828,027)	(465,793)	(1,207,054)

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	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA World ex U.S. Government Fixed Income Portfolio	—	—	$(56,846)	$(249,720)	$(306,566)
DFA Short-Term Government Portfolio	$2,371	—	(130,007)	(32,831)	(160,467)
DFA Intermediate Government Fixed Income Portfolio	7,684	—	(136,576)	(760,995)	(889,887)
DFA Short-Term Extended Quality Portfolio	63,779	—	(143,822)	(482,793)	(562,836)
DFA Intermediate-Term Extended Quality Portfolio	394	—	(77,554)	(286,983)	(364,143)
DFA Targeted Credit Portfolio	118	—	(9,223)	(91,338)	(100,443)
DFA Global Core Plus Fixed Income Portfolio	26,331	—	(216,687)	(417,770)	(608,126)
DFA Investment Grade Portfolio	22,165	—	(284,253)	(1,703,614)	(1,965,702)
DFA Diversified Fixed Income Portfolio	—	—	(17,487)	(228,242)	(245,729)
DFA LTIP Portfolio	215	—	(3,949)	(139,685)	(143,419)
DFA Inflation-Protected Securities Portfolio	—	—	(53,673)	(703,192)	(756,865)
DFA Short-Duration Real Return Portfolio	27,521	—	(2,543)	(50,018)	(25,040)
DFA Global Core Plus Real Return Portfolio	1,667	—	(24,260)	(23,078)	(45,671)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA One-Year Fixed Income Portfolio	$40,629	$40,629
DFA Two-Year Global Fixed Income Portfolio	114,648	114,648
DFA Selectively Hedged Global Fixed Income Portfolio	92,562	92,562
DFA Five-Year Global Fixed Income Portfolio	828,027	828,027
DFA World ex U.S. Government Fixed Income Portfolio	56,846	56,846
DFA Short-Term Government Portfolio	130,007	130,007
DFA Intermediate Government Fixed Income Portfolio	136,576	136,576
DFA Short-Term Extended Quality Portfolio	143,822	143,822
DFA Intermediate-Term Extended Quality Portfolio	77,554	77,554
DFA Targeted Credit Portfolio	9,223	9,223
DFA Global Core Plus Fixed Income Portfolio	216,687	216,687
DFA Investment Grade Portfolio	284,253	284,253
DFA Diversified Fixed Income Portfolio	17,487	17,487
DFA LTIP Portfolio	3,949	3,949
DFA Inflation-Protected Securities Portfolio	53,673	53,673
DFA Short-Duration Real Return Portfolio	2,543	2,543
DFA Global Core Plus Real Return Portfolio	24,260	24,260

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During the year ended October 31, 2022, the following Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

DFA Short-Duration Real Return Portfolio	$8,130

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA One-Year Fixed Income Portfolio	$5,184,067	$2,542	$(52,465)	$(49,923)
DFA Two-Year Global Fixed Income Portfolio	4,941,154	73,023	(186,900)	(113,877)
DFA Selectively Hedged Global Fixed Income Portfolio	1,025,132	17,398	(45,636)	(28,238)
DFA Five-Year Global Fixed Income Portfolio	9,322,048	266,752	(283,001)	(16,249)
DFA World ex U.S. Government Fixed Income Portfolio	1,160,787	7,718	(270,812)	(263,094)
DFA Short-Term Government Portfolio	1,526,056	1,738	(8,201)	(6,463)
DFA Intermediate Government Fixed Income Portfolio	5,384,998	2,769	(365,435)	(362,666)
DFA Short-Term Extended Quality Portfolio	6,363,661	62,850	(272,383)	(209,533)
DFA Intermediate-Term Extended Quality Portfolio	1,447,977	4,020	(141,058)	(137,038)
DFA Targeted Credit Portfolio	975,558	19,857	(50,142)	(30,285)
DFA Global Core Plus Fixed Income Portfolio	2,693,303	21,142	(325,834)	(304,692)
DFA Investment Grade Portfolio	11,873,241	37,125	(868,290)	(831,165)
DFA Diversified Fixed Income Portfolio	2,105,161	11	(139,394)	(139,383)
DFA LTIP Portfolio	456,097	740	(114,067)	(113,327)
DFA Inflation-Protected Securities Portfolio	6,308,699	1,831	(464,333)	(462,502)
DFA Short-Duration Real Return Portfolio	1,904,099	29,633	(90,536)	(60,903)
DFA Global Core Plus Real Return Portfolio	253,345	2,189	(35,342)	(33,153)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

2. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Duration Real Return Portfolio and DFA Global Core Plus Real Return Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by a Portfolio may not pay income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by Portfolios.

3. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. Swap Agreements: The Portfolios noted below may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the Portfolios to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating “synthetic” inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real

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interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the Portfolios from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.

Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio. To the extent that a Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.

5. Repurchase Agreements: The Portfolios may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Portfolios, through their custodian, receive delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Portfolios and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Portfolios’ ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Portfolios seek to assert its rights.

Repurchase agreements (“RA”) permit the Portfolios, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the RA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolios’ obligation under bankruptcy law to return the excess to the counterparty.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2023 was as follows (amounts in thousands):

	Forward Currency Contracts*	Swap Contracts**
DFA Two-Year Global Fixed Income Portfolio	$2,571,834	$—
DFA Selectively Hedged Global Fixed Income Portfolio	373,778	—
DFA Five-Year Global Fixed Income Portfolio	6,445,700	—
DFA World ex U.S. Government Fixed Income Portfolio	1,433,385	—
DFA Short-Term Extended Quality Portfolio	1,485,794	—

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	Forward Currency Contracts*	Swap Contracts**
DFA Intermediate-Term Extended Quality Portfolio	$51,456	$—
DFA Targeted Credit Portfolio	261,468	—
DFA Global Core Plus Fixed Income Portfolio	1,478,582	—
DFA Investment Grade Portfolio	377,826	—
DFA Short-Duration Real Return Portfolio	660,999	2,012,286
DFA Global Core Plus Real Return Portfolio	156,054	243,143

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of agreements.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2023	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$11,382	$11,382	—
DFA Selectively Hedged Global Fixed Income Portfolio	1,208	1,208	—
DFA Five-Year Global Fixed Income Portfolio	17,792	17,792	—
DFA World ex U.S. Government Fixed Income Portfolio	3,611	3,611	—
DFA Short-Term Extended Quality Portfolio	3,464	3,464	—
DFA Intermediate-Term Extended Quality Portfolio	1,094	1,094	—
DFA Targeted Credit Portfolio	338	338	—
DFA Global Core Plus Fixed Income Portfolio	6,077	6,077	—
DFA Investment Grade Portfolio	905	905	—
DFA Short-Duration Real Return Portfolio	103,694	2,670	$101,024
DFA Global Core Plus Real Return Portfolio	11,455	544	10,911

	Liability Derivatives Value
	Total Value at April 30, 2023	Forward Currency Contracts (3)	Swap Contracts (4)
DFA Two-Year Global Fixed Income Portfolio	$(25,041)	$(25,041)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(2,767)	(2,767)	—
DFA Five-Year Global Fixed Income Portfolio	(80,763)	(80,763)	—
DFA World ex U.S. Government Fixed Income Portfolio	(20,133)	(20,133)	—
DFA Short-Term Extended Quality Portfolio	(25,627)	(25,627)	—
DFA Intermediate-Term Extended Quality Portfolio	(490)	(490)	—
DFA Targeted Credit Portfolio	(1,403)	(1,403)	—
DFA Global Core Plus Fixed Income Portfolio	(19,583)	(19,583)	—
DFA Investment Grade Portfolio	(9,295)	(9,295)	—
DFA Short-Duration Real Return Portfolio	(8,753)	(6,084)	$(2,669)
DFA Global Core Plus Real Return Portfolio	(1,955)	(1,565)	(390)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.

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(2)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Swap Contracts.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$(86,041)	$(86,041)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(15,801)	(15,801)	—
DFA Five-Year Global Fixed Income Portfolio	(310,616)	(310,616)	—
DFA World ex U.S. Government Fixed Income Portfolio	(80,740)	(80,740)	—
DFA Short-Term Extended Quality Portfolio	(47,362)	(47,362)	—
DFA Intermediate-Term Extended Quality Portfolio	(343)	(343)	—
DFA Targeted Credit Portfolio	(17,248)	(17,248)	—
DFA Global Core Plus Fixed Income Portfolio	(77,968)	(77,968)	—
DFA Investment Grade Portfolio	(13,473)	(13,473)	—
DFA Short-Duration Real Return Portfolio	(25,357)	(28,340)	$2,983
DFA Global Core Plus Real Return Portfolio	5,040	—	5,040

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Swap Contracts (4)
DFA Two-Year Global Fixed Income Portfolio	$(12,914)	$(12,914)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(3,797)	(3,797)	—
DFA Five-Year Global Fixed Income Portfolio	(53,058)	(53,058)	—
DFA World ex U.S. Government Fixed Income Portfolio	(14,919)	(14,919)	—
DFA Short-Term Extended Quality Portfolio	(28,124)	(28,124)	—
DFA Intermediate-Term Extended Quality Portfolio	605	605	—
DFA Targeted Credit Portfolio	(821)	(821)	—
DFA Global Core Plus Fixed Income Portfolio	(18,295)	(18,295)	—
DFA Investment Grade Portfolio	(8,797)	(8,797)	—
DFA Short-Duration Real Return Portfolio	(22,477)	(4,484)	$(17,993)
DFA Global Core Plus Real Return Portfolio	(10,364)	(2,256)	(8,108)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

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Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The Portfolios are subject to master netting agreements (“MNA”) with certain counterparties that govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA’s are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA’s contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2023 (amounts in thousands):

Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA Two-Year Global Fixed Income Portfolio
Citibank, N.A.	$2,351	$2,351	$(2,351)	—	—	—	$5,211	$5,211	$(2,351)	—	—	$2,860
Societe Generale	—	—	—	—	—	—	7,346	7,346	—	—	—	7,346
Barclays Capital	101	101	(101)	—	—	—	509	509	(101)	—	—	408
Bank of America Corp.	3,288	3,288	(3,099)	—	—	$189	3,099	3,099	(3,099)	—	—	—
Morgan Stanley and Co. International	—	—	—	—	—	—	444	444	—	—	—	444
HSBC Bank	3,113	3,113	(3,113)	—	—	—	3,364	3,364	(3,113)	—	—	251
Bank of New York Mellon	572	572	(572)	—	—	—	830	830	(572)	—	—	258
State Street Bank and Trust	1,260	1,260	(1,260)	—	—	—	4,237	4,237	(1,260)	—	—	2,977
UBS AG	696	696	—	—	—	696	—	—	—	—	—	—

Total	$11,381	$11,381	$(10,496)	—	—	$885	$25,040	$25,040	$(10,496)	—	—	$14,544

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Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA Selectively Hedged Global Fixed Income Portfolio
Citibank, N.A.	$555	$555	$(154)	—	—	$401	$154	$154	$(154)	—	—	—
Bank of America Corp.	—	—	—	—	—	—	161	161	—	—	—	$161
HSBC Bank	183	183	(183)	—	—	—	1,678	1,678	(183)	—	—	1,495
Barclays Capital	193	193	—	—	—	193	—	—	—	—	—	—
UBS AG	271	271	(271)	—	—	—	676	676	(271)	—	—	405
State Street Bank and Trust	6	6	(6)	—	—	—	97	97	(6)	—	—	91
Royal Bank of Canada	—	—	—	—	—	—	1	1	—	—	—	1

Total	$1,208	$1,208	$(614)	—	—	$594	$2,767	$2,767	$(614)	—	—	$2,153

DFA Five-Year Global Fixed Income Portfolio
Barclays Capital	$1,167	$1,167	$(1,167)	—	—	—	$33,223	$33,223	$(1,167)	—	—	$32,056
Bank of America Corp.	4,531	4,531	(4,531)	—	—	—	8,284	8,284	(4,531)	—	—	3,753
Citibank, N.A.	3,782	3,782	(3,782)	—	—	—	6,472	6,472	(3,782)	—	—	2,690
State Street Bank and Trust	4,594	4,594	(4,594)	—	—	—	25,603	25,603	(4,594)	—	—	21,009
HSBC Bank	1,268	1,268	(214)	—	—	$1,054	214	214	(214)	—	—	—
Bank of New York Mellon	311	311	(311)	—	—	—	1,856	1,856	(311)	—	—	1,545
Societe Generale	22	22	(22)	—	—	—	1,169	1,169	(22)	—	—	1,147
UBS AG	1,962	1,962	(1,962)	—	—	—	2,816	2,816	(1,962)	—	—	854
Morgan Stanley and Co. International	155	155	(155)	—	—	—	1,126	1,126	(155)	—	—	971

Total	$17,792	$17,792	$(16,738)	—	—	$1,054	$80,763	$80,763	$(16,738)	—	—	$64,025

DFA World ex U.S. Government Fixed Income Portfolio
Bank of America Corp.	$214	$214	$(214)	—	—	—	$8,403	$8,403	$(214)	—	—	$8,189
HSBC Bank	282	282	(282)	—	—	—	2,860	2,860	(282)	—	—	2,578
State Street Bank and Trust	1,523	1,523	(1,523)	—	—	—	6,347	6,347	(1,523)	—	—	4,824
Societe Generale	—	—	—	—	—	—	13	13	—	—	—	13
UBS AG	—	—	—	—	—	—	228	228	—	—	—	228
Barclays Capital	—	—	—	—	—	—	1,695	1,695	—	—	—	1,695
Citibank, N.A.	1,584	1,584	(585)	—	—	$999	585	585	(585)	—	—	—
Morgan Stanley and Co. International	9	9	—	—	—	9	—	—	—	—	—	—
Australia & New Zealand Banking Group Ltd.	—	—	—	—	—	—	3	3	—	—	—	3

Total	$3,612	$3,612	$(2,604)	—	—	$1,008	$20,134	$20,134	$(2,604)	—	—	$17,530

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Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA Short-Term Extended Quality Portfolio
Bank of America Corp.	$461	$461	$(461)	—	—	—	$1,184	$1,184	$(461)	—	—	$723
State Street Bank and Trust	941	941	(941)	—	—	—	7,089	7,089	(941)	—	—	6,148
HSBC Bank	423	423	(423)	—	—	—	3,707	3,707	(423)	—	—	3,284
Citibank, N.A.	1,139	1,139	(1,139)	—	—	—	3,386	3,386	(1,139)	—	—	2,247
UBS AG	—	—	—	—	—	—	5,317	5,317	—	—	—	5,317
Barclays Capital	54	54	(54)	—	—	—	3,902	3,902	(54)	—	—	3,848
Royal Bank of Canada	6	6	(6)	—	—	—	145	145	(6)	—	—	139
Societe Generale	—	—	—	—	—	—	897	897	—	—	—	897
Bank of New York Mellon	440	440	—	—	—	$440	—	—	—	—	—	—

Total	$3,464	$3,464	$(3,024)	—	—	$440	$25,627	$25,627	$(3,024)	—	—	$22,603

DFA Intermediate-Term Extended Quality Portfolio
Morgan Stanley and Co. International	$695	$695	—	—	—	$695	—	—	—	—	—	—
HSBC Bank	35	35	—	—	—	35	—	—	—	—	—	—
UBS AG	119	119	$(119)	—	—	—	$192	$192	$(119)	—	—	$73
Bank of America Corp.	71	71	—	—	—	71	—	—	—	—	—	—
State Street Bank and Trust	27	27	(27)	—	—	—	298	298	(27)	—	—	271
Bank of New York Mellon	18	18	—	—	—	18	—	—	—	—	—	—
Citibank, N.A.	129	129	—	—	—	129	—	—	—	—	—	—

Total	$1,094	$1,094	$(146)	—	—	$948	$490	$490	$(146)	—	—	$344

DFA Targeted Credit Portfolio Citibank, N.A.	$14	$14	$(14)	—	—	—	$762	$762	$(14)	—	—	$748
State Street Bank and Trust	—	—	—	—	—	—	640	640	—	—	—	640
Societe Generale	59	59	—	—	—	$59	—	—	—	—	—	—
Morgan Stanley and Co. International	264	264	—	—	—	264	—	—	—	—	—	—

Total	$337	$337	$(14)	—	—	$323	$1,402	$1,402	$(14)	—	—	$1,388

DFA Global Core Plus Fixed Income Portfolio
Citibank, N.A.	$3,101	$3,101	$(3,101)	—	—	—	$6,681	$6,681	$(3,101)	—	—	$3,580
HSBC Bank	99	99	(99)	—	—	—	2,472	2,472	(99)	—	—	2,373
State Street Bank and Trust	1,820	1,820	(1,820)	—	—	—	10,269	10,269	(1,820)	—	—	8,449
Societe Generale	14	14	—	—	—	$14	—	—	—	—	—	—
UBS AG	1,000	1,000	(134)	—	—	866	134	134	(134)	—	—	—
Morgan Stanley and Co. International	42	42	(26)	—	—	16	26	26	(26)	—	—	—

Total	$6,076	$6,076	$(5,180)	—	—	$896	$19,582	$19,582	$(5,180)	—	—	$14,402

181

Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA Investment Grade Portfolio
Bank of America Corp.	$36	$36	$(36)	—	—	—	$297	$297	$(36)	—	—	$261
Citibank, N.A.	221	221	(221)	—	—	—	367	367	(221)	—	—	146
State Street Bank and Trust	4	4	(4)	—	—	—	2,531	2,531	(4)	—	—	2,527
HSBC Bank	—	—	—	—	—	—	1,949	1,949	—	—	—	1,949
Barclays Capital	628	628	(628)	—	—	—	4,125	4,125	(628)	—	—	3,497
UBS AG	—	—	—	—	—	—	26	26	—	—	—	26
Royal Bank of Canada	15	15	—	—	—	$15	—	—	—	—	—	—

Total	$904	$904	$(889)	—	—	$15	$9,295	$9,295	$(889)	—	—	$8,406

DFA Short-Duration Real Return Portfolio
Citibank, N.A	$24,398	$24,398	$(1,121)	—	$(23,180)	$97	$1,121	$1,121	$(1,121)	—	—	—
Bank of America Corp	36,217	36,217	(365)	$(35,852)	—	—	365	365	(365)	—	—	—
Deutsche Bank AG	40,278	40,278	(1,410)	—	(38,868)	—	1,410	1,410	(1,410)	—	—	—
Morgan Stanley and Co. International	1,072	1,072	—	—	—	1,072	—	—	—	—	—	—
Intercontinental Exchange, Inc	—	—	—	—	—	—	325	325	—	—	—	$325
State Street Bank and Trust	1,635	1,635	(1,635)	—	—	—	5,266	5,266	(1,635)	—	—	3,631
HSBC Bank	46	46	—	—	—	46	—	—	—	—	—	—
Barclays Capital	48	48	(48)	—	—	—	205	205	(48)	—	—	157
Societe Generale	—	—	—	—	—	—	61	61	—	—	—	61

Total	$103,694	$103,694	$(4,579)	$(35,852)	$(62,048)	$1,215	$8,753	$8,753	$(4,579)	—	—	$4,174

DFA Global Core Plus Real Return Portfolio
Bank of America Corp.	$6,916	$6,916	$(298)	—	—	$6,618	$298	$298	$(298)	—	—	—
Citibank, N.A.	1,077	1,077	(1,077)	—	—	—	1,146	1,146	(1,077)	—	—	$69
Deutsche Bank AG	3,018	3,018	(15)	—	$(3,003)	—	15	15	(15)	—	—	—
Morgan Stanley and Co. International	137	137	(98)	—	—	39	98	98	(98)	—	—	—
Intercontinental
Exchange, Inc.	—	—	—	—	—	—	1	1	—	—	—	1
State Street Bank and Trust	24	24	(24)	—	—	—	329	329	(24)	—	—	305
Societe Generale	19	19	(19)	—	—	—	67	67	(19)	—	—	48
UBS AG	263	263	—	—	—	263	—	—	—	—	—	—

Total	$11,454	$11,454	$(1,531)	—	$(3,003)	$6,920	$1,954	$1,954	$(1,531)	—	—	$423

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

182

Note I contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2023.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2023.

I. Securities Lending:

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

183

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA One-Year Fixed Income Portfolio Agency Obligations, Bonds, U.S. Treasury Obligations	$36,188	—	—	—	$36,188
DFA Two-Year Global Fixed Income Portfolio Bonds	1,979	—	—	—	1,979
DFA Selectively Hedged Global Fixed Income Portfolio Bonds	2,798	—	—	—	2,798
DFA Five-Year Global Fixed Income Portfolio Bonds	11,174	—	—	—	11,174
DFA Short-Term Extended Quality Portfolio Bonds, U.S. Treasury Obligations	27,303	—	—	—	27,303
DFA Intermediate-Term Extended Quality Portfolio Agency Obligations, Bonds	57,372	—	—	—	57,372
DFA Targeted Credit Portfolio Bonds	12,867	—	—	—	12,867
DFA Global Core Plus Fixed Income Portfolio Bonds	77,441	—	—	—	77,441
DFA Investment Grade Portfolio Agency Obligations, Bonds	582,651	—	—	—	582,651
DFA Global Core Plus Real Return Portfolio Bonds	3,441	—	—	—	3,441

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

184

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

L. Other:

As of April 30, 2023, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA One-Year Fixed Income Portfolio	4	71%
DFA Two-Year Global Fixed Income Portfolio	5	84%
DFA Selectively Hedged Global Fixed Income Portfolio	3	85%
DFA Five-Year Global Fixed Income Portfolio	3	78%
DFA World ex U.S. Government Fixed Income Portfolio	5	84%
DFA Short-Term Government Portfolio	5	91%
DFA Intermediate Government Fixed Income Portfolio	4	86%
DFA Short-Term Extended Quality Portfolio	4	81%
DFA Intermediate-Term Extended Quality Portfolio	3	84%
DFA Targeted Credit Portfolio	3	91%
DFA Global Core Plus Fixed Income Portfolio	5	92%
DFA Investment Grade Portfolio	4	80%
DFA Diversified Fixed Income Portfolio	3	93%
DFA LTIP Portfolio	7	85%
DFA Inflation-Protected Securities Portfolio	3	46%
DFA Short-Duration Real Return Portfolio	4	83%
DFA Global Core Plus Real Return Portfolio	3	93%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

185

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

186

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2023

EXPENSE TABLES

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Two-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,022.50	0.21%	$1.05
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05

DFA Two-Year Government Portfolio
Actual Fund Return	$1,000.00	$1,022.90	0.17%	$0.85

187

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

188

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

DFA Two-Year Fixed Income Portfolio
Communications	0.8%
Consumer, Non-cyclical	0.7%
Energy	2.9%
Financials	22.8%
Foreign Government	24.8%
Supranational	16.6%
U.S. Government	31.4%

100.0%

DFA Two-Year Government Portfolio
U.S. Government	100.0%

100.0%

189

DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face Amount (000)	Value†
AGENCY OBLIGATIONS — (0.3%)
Federal Home Loan Bank
0.000%, 02/06/24	500	$482,410

BONDS — (62.5%)
African Development Bank
3.000%, 09/20/23	4,250	4,215,635
Agence Francaise de Developpement EPIC
3.125%, 06/30/24	3,000	2,942,043
Amazon.com, Inc.
2.730%, 04/13/24	1,000	980,270
Asian Development Bank
0.250%, 10/06/23	250	244,892
# 1.625%, 03/15/24	3,800	3,697,072
Asian Infrastructure Investment Bank
0.250%, 09/29/23	1,349	1,322,706
Caisse d’Amortissement de la Dette Sociale
3.375%, 03/20/24	3,000	2,957,510
0.375%, 05/27/24	550	525,854
Canadian Imperial Bank of Commerce
3.500%, 09/13/23	3,000	2,980,534
CDP Financial, Inc.
3.150%, 07/24/24	500	490,314
Cooperatieve Rabobank UA
0.375%, 01/12/24	1,000	966,067
CPPIB Capital, Inc.
Ω 3.125%, 09/25/23	500	496,212
Ω 3.000%, 06/13/24	558	546,622
Dexia Credit Local SA
3.250%, 09/26/23	2,000	1,984,220
Equinor ASA
2.650%, 01/15/24	3,812	3,755,361
Erste Abwicklungsanstalt
0.250%, 03/01/24	4,000	3,844,736
European Bank for Reconstruction & Development
0.250%, 07/10/23	2,000	1,980,754
European Investment Bank
3.125%, 12/14/23	3,250	3,212,591
2.625%, 03/15/24	600	589,047
Export Development Canada
2.625%, 02/21/24	2,225	2,184,490
FMS Wertmanagement
0.375%, 05/06/24	200	191,342

	Face Amount (000)	Value†
Inter-American Development Bank
3.000%, 10/04/23	1,000	$990,693
0.250%, 11/15/23	2,000	1,948,556
3.000%, 02/21/24	628	617,944
International Bank for Reconstruction & Development
3.000%, 09/27/23	500	495,848
2.500%, 03/19/24	1,562	1,530,656
2.250%, 03/28/24	1,033	1,008,966
Kommunalbanken AS
Ω 0.250%, 12/08/23	500	485,625
0.250%, 12/08/23	950	922,602
2.750%, 02/05/24	2,132	2,094,221
Kommunekredit
1.000%, 12/15/23	3,190	3,109,937
Kommuninvest I Sverige AB
0.375%, 02/16/24	2,500	2,409,825
Ω 1.375%, 05/08/24	1,000	966,503
1.375%, 05/08/24	500	483,192
Kreditanstalt fuer Wiederaufbau
0.250%, 03/08/24	1,500	1,442,187
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.250%, 02/12/24	1,838	1,771,477
2.000%, 07/23/24	400	387,183
Manitoba, Province of Canada
2.600%, 04/16/24	750	734,006
Nederlandse Waterschapsbank NV
1.125%, 03/15/24	200	193,335
Nordea Bank Abp
Ω 0.625%, 05/24/24	1,500	1,425,213
Province of Alberta Canada
3.350%, 11/01/23	1,947	1,929,685
2.950%, 01/23/24	2,100	2,067,498
Province of Ontario Canada
3.400%, 10/17/23	500	496,061
3.050%, 01/29/24	3,500	3,449,125
Roche Holdings, Inc.
Ω 1.882%, 03/08/24	1,000	973,131
Skandinaviska Enskilda Banken AB
Ω 0.650%, 09/09/24	261	245,673
Svensk Exportkredit AB
0.500%, 11/10/23	200	195,233

190

DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount (000)	Value†
1.750%, 12/12/23	2,350	$2,302,045
0.375%, 03/11/24	1,000	961,186
0.375%, 07/30/24	500	474,149
Svenska Handelsbanken AB
3.900%, 11/20/23	2,900	2,876,844
Ω 0.550%, 06/11/24	750	713,262
Swedbank AB
Ω 0.600%, 09/25/23	1,322	1,295,245
Westpac Banking Corp.
3.300%, 02/26/24	1,827	1,804,839
1.019%, 11/18/24	400	377,902

TOTAL BONDS		83,288,119

U.S. TREASURY OBLIGATIONS — (30.8%)
U.S. Treasury Notes
0.125%, 08/31/23	10,000	9,837,891
1.375%, 08/31/23	1,900	1,876,844
0.375%, 10/31/23	6,000	5,865,937
0.250%, 11/15/23	4,000	3,900,625
0.500%, 11/30/23	1,950	1,900,641
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.140, FRN
(r) 5.271%, 10/31/24	4,950	4,955,659
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200, FRN
(r) 5.331%, 01/31/25	12,650	12,674,599

TOTAL U.S. TREASURY OBLIGATIONS		41,012,196

COMMERCIAL PAPER — (5.4%)
Bank of Montreal
4.980%, 07/11/23	750	742,252

	(000)
BNG Bank
4.999%, 05/17/23	500	$498,706
4.920%, 05/19/23	500	498,568
Caisse des Depots et Consignations
5.046%, 06/20/23	1,000	992,645
Hydro-Quebec
4.820%, 07/06/23	1,000	990,528
National Securities Clearing Corp.
5.133%, 06/26/23	1,250	1,239,740
4.990%, 06/13/23	1,000	993,634
4.960%, 07/13/23	500	494,689
Province of Quebec Canada
4.853%, 05/02/23	750	749,600

TOTAL COMMERCIAL PAPER (Cost $7,203,811)		7,200,362

TOTAL INVESTMENT SECURITIES (Cost $133,292,561)		131,983,087

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund 4.760%	449,530	449,530

SECURITIES LENDING COLLATERAL — (0.6%)
@§ The DFA Short Term Investment Fund	71,974	832,524

TOTAL INVESTMENTS — (100.0%) (Cost $134,574,471)		$133,265,141

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$482,410	—	$482,410
Bonds	—	83,288,119	—	83,288,119
U.S. Treasury Obligations	—	41,012,196	—	41,012,196
Commercial Paper	—	7,200,362	—	7,200,362
Temporary Cash Investments	$449,530	—	—	449,530
Securities Lending Collateral	—	832,524	—	832,524

TOTAL	$449,530	$132,815,611	—	$133,265,141

See accompanying Notes to Financial Statements.

191

DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face Amount (000)	Value†
AGENCY OBLIGATIONS — (7.9%)
Federal Home Loan Bank
0.000%, 07/12/23	1,946	$1,927,324
0.000%, 07/14/23	2,200	2,178,302
0.000%, 07/19/23	342	338,400
0.000%, 07/21/23	6,500	6,429,862
0.000%, 11/01/23	310	302,542
0.000%, 02/06/24	500	482,410
0.000%, 03/08/24	400	384,803

TOTAL AGENCY OBLIGATIONS		12,043,643

U.S. TREASURY OBLIGATIONS — (91.9%)
U.S. Treasury Bills
4.870%, 07/13/23	6,135	6,073,591
4.766%, 07/20/23	8,565	8,471,737
U.S. Treasury Notes
0.125%, 07/31/23	7,800	7,704,937
0.125%, 08/15/23	4,150	4,090,668
0.125%, 08/31/23	4,150	4,082,725
1.375%, 08/31/23	440	434,637
0.250%, 09/30/23	16,765	16,449,347
0.125%, 10/15/23	17,200	16,830,469
0.375%, 10/31/23	17,019	16,638,732
0.250%, 11/15/23	17,750	17,309,023
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.037, FRN
(r) 5.168%, 07/31/24	13,550	13,551,232
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.140, FRN
(r) 5.271%, 10/31/24	14,400	14,416,463
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200, FRN
(r) 5.331%, 01/31/25	14,975	15,004,121

TOTAL U.S. TREASURY OBLIGATIONS		141,057,682

TOTAL INVESTMENT SECURITIES (Cost $154,175,504)		153,101,325

	Shares
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 4.760%	314,577	314,577

TOTAL INVESTMENTS — (100.0%) (Cost $154,490,081)		$153,415,902

192

DFA TWO-YEAR GOVERNMENT PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$12,043,643	—	$12,043,643
U.S. Treasury Obligations	—	141,057,682	—	141,057,682
Temporary Cash Investments	$314,577	—	—	314,577

TOTAL	$314,577	$153,101,325	—	$153,415,902

See accompanying Notes to Financial Statements.

193

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Two-Year Fixed Income Portfolio*	DFA Two-Year Government Portfolio
ASSETS:
Investment Securities at Value (including $819 and $0 of securities on loan, respectively)	$131,983	$153,101
Temporary Cash Investments at Value & Cost	450	315
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $832 and $0, respectively)	833	—
Receivables:
Investment Securities Sold	987	—
Dividends and Interest	709	596
Fund Shares Sold	348	—
Prepaid Expenses and Other Assets	16	26

Total Assets	135,326	154,038

LIABILITIES:
Payables:
Due to Custodian	490	—
Upon Return of Securities Loaned	836	—
Investment Securities Purchased	576	—
Fund Shares Redeemed	41	27
Due to Advisor	15	13
Accrued Expenses and Other Liabilities	17	15

Total Liabilities	1,975	55

NET ASSETS	$133,351	$153,983

Institutional Class Shares — based on net assets of $133,351 and $153,983 and shares outstanding of 13,964,155 and 16,346,922, respectively	$9.55	$9.42

NUMBER OF SHARES AUTHORIZED	300,000,000	300,000,000

Investment Securities at Cost	$133,293	$154,176

NET ASSETS CONSIST OF:
Paid-In Capital	$138,199	$161,585
Total Distributable Earnings (Loss)	(4,848)	(7,602)

NET ASSETS	$133,351	$153,983

*	See Note H in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

194

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	DFA Two-Year Fixed Income Portfolio#	DFA Two-Year Government Portfolio
Investment Income
Interest	$1,975	$1,725
Income from Securities Lending	4	—

Total Investment Income	1,979	1,725

Fund Expenses
Investment Management Fees	96	78
Accounting & Transfer Agent Fees	17	19
Custodian Fees	2	1
Filing Fees	17	18
Shareholders’ Reports	9	10
Professional Fees	1	2
Previously Waived Fees Recovered by Advisor (Note C)	2	—
Other	2	2

Total Fund Expenses	146	130

Fees Waived, Expenses Reimbursed by Advisor (Note C)	2	—

Net Expenses	144	130

Net Investment Income (Loss)	1,835	1,595

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(1,574)	(2,014)
Affiliated Investment Companies Shares Sold	1	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,777	3,891
Affiliated Investment Companies Shares	1	—

Net Realized and Unrealized Gain (Loss)	1,205	1,877

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,040	$3,472

**	Net of foreign capital gain taxes withheld of $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

195

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Two-Year Fixed Income Portfolio		DFA Two-Year Government Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,835	$1,419	$1,595	$1,468
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(1,574)	(2,310)	(2,014)	(3,566)
Affiliated Investment Companies Shares Sold	1	(6)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,777	(3,928)	3,891	(4,647)
Affiliated Investment Companies Shares	1	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	3,040	(4,825)	3,472	(6,745)

Distributions:
Institutional Class Shares	(1,407)	(1,088)	(1,369)	(1,120)
Capital Share Transactions (1):
Shares Issued	51,631	95,462	34,090	70,032
Shares Issued in Lieu of Cash Distributions	1,407	1,088	1,368	1,120
Shares Redeemed	(51,089)	(57,017)	(55,542)	(56,599)

Net Increase (Decrease) from Capital Share Transactions	1,949	39,533	(20,084)	14,553

Total Increase (Decrease) in Net Assets	3,582	33,620	(17,981)	6,688
Net Assets
Beginning of Period	129,769	96,149	171,964	165,276

End of Period	$133,351	$129,769	$153,983	$171,964

(1) Shares Issued and Redeemed:
Shares Issued	5,450	9,875	3,649	7,401
Shares Issued in Lieu of Cash Distributions	148	114	146	120
Shares Redeemed	(5,379)	(5,922)	(5,952)	(5,975)

Net Increase (Decrease) from Shares Issued and Redeemed	219	4,067	(2,157)	1,546

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0 and $0, respectively.o

See accompanying Notes to Financial Statements.

196

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Two-Year Fixed Income Portfolio							DFA Two-Year Government Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$9.44		$9.94	$9.96	$9.97	$9.91	$9.98	$9.29		$9.75	$9.78	$9.77	$9.72	$9.81

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.11	(—)	0.10	0.23	0.19	0.10		0.08	(0.01)	0.04	0.20	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	0.08		(0.53)	(0.02)	—	0.07	(0.10)	0.11		(0.48)	(0.02)	0.03	0.05	(0.11)

Total from Investment Operations	0.21		(0.42)	(0.02)	0.10	0.30	0.09	0.21		(0.40)	(0.03)	0.07	0.25	0.06

Less Distributions:
Net Investment Income	(0.10)		(0.08)	(—)	(0.11)	(0.24)	(0.16)	(0.08)		(0.06)	—	(0.06)	(0.20)	(0.15)

Total Distributions	(0.10)		(0.08)	—	(0.11)	(0.24)	(0.16)	(0.08)		(0.06)	—	(0.06)	(0.20)	(0.15)

Net Asset Value, End of Period.	$9.55		$9.44	$9.94	$9.96	$9.97	$9.91	$9.42		$9.29	$9.75	$9.78	$9.77	$9.72

Total Return	2.25	%(B)	(4.25%)	(0.18%)	1.00%	3.07%	0.86%	2.29	%(B)	(4.06%)	(0.31%)	0.77%	2.63%	0.60%

Net Assets, End of Period (thousands)	$133,351		$129,769	$96,149	$100,447	$105,173	$128,569	$153,983		$171,964	$165,276	$157,724	$121,148	$124,210
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.21%	0.21%	0.22%	0.25%	0.21%	0.17	%(C)	0.17%	0.20%	0.21%	0.26%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21	%(C)	0.21%	0.24%	0.25%	0.25%	0.21%	0.17	%(C)	0.17%	0.21%	0.22%	0.26%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.69	%(C)	1.17%	—	0.98%	2.34%	1.92%	2.06	%(C)	0.88%	(0.08%)	0.45%	2.06%	1.76%
Portfolio Turnover Rate	26	%(B)	108%	186%	65%	50%	89%	38	%(B)	121%	108%	103%	57%	115%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

197

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, two of which, DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio (the “Portfolios”) are presented in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

198

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2023, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA Two-Year Fixed Income Portfolio	0.14%
DFA Two-Year Government Portfolio	0.10%

Pursuant to Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2024, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2023, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2023, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

199

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA Two-Year Fixed Income Portfolio (1)	0.21%	$2	$2	$24
DFA Two-Year Government Portfolio (1)	0.17%	—	—	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the Portfolio’s average net assets (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the DFA Two-Year Government Portfolio was 0.20%.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amount paid by the Fund to the CCO was $7 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA Two-Year Fixed Income Portfolio	$2
DFA Two-Year Government Portfolio	4

E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Two-Year Fixed Income Portfolio	$20,768	$38,017	$6,636	$25,547
DFA Two-Year Government Portfolio	50,684	107,451	—	—

For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
DFA Two-Year Fixed Income Portfolio
DFA Short Term Investment Fund	$886	$32,762	$32,817	$1	$1	$833	72	$62	—

Total	$886	$32,762	$32,817	$1	$1	$833	72	$62	—

200

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Two-Year Fixed Income Portfolio
2021	$21	—	—	$21
2022	1,088	—	—	1,088
DFA Two-Year Government Portfolio
2021	—	—	—	—
2022	1,120	—	—	1,120

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Two-Year Fixed Income Portfolio	$(141)	—	$(141)
DFA Two-Year Government Portfolio	(146)	—	(146)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Two-Year Fixed Income Portfolio	$178	—	$(2,567)	$(4,090)	$(6,479)
DFA Two-Year Government Portfolio	197	—	(4,501)	(5,398)	(9,702)

201

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Two-Year Fixed Income Portfolio	$2,567	$2,567
DFA Two-Year Government Portfolio	4,501	4,501

During the year ended October 31, 2022, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Two-Year Fixed Income Portfolio	$134,577	$33	$(1,342)	$(1,309)
DFA Two-Year Government Portfolio	154,922	200	(1,274)	(1,074)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

202

There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2023.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2023.

H. Securities Lending:

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

203

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA Two-Year Fixed Income Portfolio Bonds, U.S. Treasury Obligations	$836	—	—	—	$836

I. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

K. Other:

As of April 30, 2023, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Two-Year Fixed Income Portfolio	3	94%
DFA Two-Year Government Portfolio	4	98%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

204

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

205

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelvemonth period beginning July 1st and ending June 30th.

206

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 23-24, 2023, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of sanctions regimes adopted by various government and regulatory bodies on Russian securities in response to the Russia-Ukraine conflict and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

208

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 19-20, 2022 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc. (together, the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2022, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board also considered the proposed reduction of the management fee for certain Funds. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

209

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

210

DFA043023-002S 00286340

Semi-Annual Report

Six Months Ended: April 30, 2023 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA Municipal Real Return Portfolio

DFA California Municipal Real Return Portfolio

DFA Municipal Bond Portfolio

DFA Short-Term Municipal Bond Portfolio

DFA Intermediate-Term Municipal Bond Portfolio

DFA Selective State Municipal Bond Portfolio

DFA Short-Term Selective State Municipal Bond Portfolio

DFA California Short-Term Municipal Bond Portfolio

DFA California Intermediate-Term Municipal Bond Portfolio

DFA NY Municipal Bond Portfolio

DFA MN Municipal Bond Portfolio

DFA Oregon Municipal Bond Portfolio

June 2023

Dear Shareholder,

Dimensional has a long history of putting financial science to work for investors around the world. We believe in the power of markets. We focus on the drivers of higher expected returns. We add value through implementation. And we’re committed to delivering an exceptional client experience to help investors pursue their goals.

We’ve been innovating on behalf of investors since 1981. We start with what clients are looking for and then determine how best to deliver flexible, low-cost, diversified strategies to meet those needs. Our ability to capture long-term premiums has led Dimensional to outperform benchmarks and peers over long periods of time and across strategies.

Whether you’re investing through mutual funds or ETFs, we believe investors can have a successful investment experience without having to outguess the market. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and CHIEF INVESTMENT OFFICE

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
CNTY GTD	County Guarantee
ETM	Escrowed to Maturity
GO	General Obligation
MUN GOVT GTD	General Obligation Guarantee of the Municipality
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
SD CRED PROG	School District Credit Program
ST	Special Tax
ST AID DIR DEP	State Aid Direct Deposit
ST AID WITHHLDG	State Aid Withholding
AMBAC	American Municipal Bond Assurance Corporation
ST GTD	State Guaranteed
ST INTERCEPT	State Intercept
FGIC	Federal Guaranty Insurance Corporation
NPFGC	National Public Finance Guarantee Corp.
USD	United States Dollar

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Note B to Financial Statements.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
~	Security pledged as collateral for Swap Agreements.

Financial Highlights

*	Tax return of capital is calculated based on the average shares method. Amounts are less than $0.01 per share.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

1

CONTINUED

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
CPI	Consumer Price Index
Commencement of Operations

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2023

EXPENSE TABLES

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Municipal Real Return Portfolio
Actual Fund Return	$1,000.00	$1,026.10	0.24%	$1.21
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20

DFA California Municipal Real Return Portfolio
Actual Fund Return	$1,000.00	$1,026.50	0.26%	$1.31
Hypothetical 5% Annual Return	$1,000.00	$1,023.51	0.26%	$1.30

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,036.30	0.21%	$1.06
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05
DFA Short-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,017.20	0.20%	$1.00
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00
DFA Intermediate-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,041.40	0.20%	$1.01
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00
DFA Selective State Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,053.70	0.23%	$1.17
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15
DFA Short-Term Selective State Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,020.50	0.25%	$1.25
Hypothetical 5% Annual Return	$1,000.00	$1,023.56	0.25%	$1.25
DFA California Short-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,017.70	0.19%	$0.95
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.19%	$0.95
DFA California Intermediate-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,037.40	0.20%	$1.01
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00
DFA NY Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,016.90	0.25%	$1.25
Hypothetical 5% Annual Return	$1,000.00	$1,023.56	0.25%	$1.25
DFA MN Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,020.60	0.32%	$1.60
Hypothetical 5% Annual Return	$1,000.00	$1,023.21	0.32%	$1.61
DFA Oregon Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,036.00	0.32%	$1.62
Hypothetical 5% Annual Return	$1,000.00	$1,023.21	0.32%	$1.61

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

4

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

DFA Municipal Real Return Portfolio
Airport	0.2%
Education	1.7%
General Obligation	64.8%
Higher Education	2.2%
Medical	0.4%
Power	0.8%
School District	20.3%
Transportation	0.8%
Utilities	2.3%
Water	6.5%

100.0%

DFA California Municipal Real Return Portfolio
Airport	0.6%
Education	1.0%
General Obligation	47.8%
Higher Education	8.9%
Medical	2.2%
Multifamily Housing	0.4%
Power	4.0%
School District	23.9%
Tobacco Settlement	1.9%
Transportation	0.7%
Utilities	0.2%
Water	8.4%

100.0%

DFA Municipal Bond Portfolio
Education	0.3%
General Obligation	64.3%
Higher Education	0.8%
Nursing Homes	0.3%
Power	0.5%
School District	22.7%
Transportation	0.5%
Utilities	2.3%
Water	8.3%

100.0%

DFA Short-Term Municipal Bond Portfolio
Airport	0.6%
Bond Bank	0.3%
Development	0.2%
Education	2.7%
Facilities	0.7%
General Obligation	53.7%
Higher Education	1.0%
Housing	0.1%
Medical	1.4%
Multifamily Housing	0.6%
Power	2.1%
School District	23.1%
Tobacco Settlement	0.1%
Transportation	8.6%
Utilities	2.0%
Water	2.8%

100.0%

DFA Intermediate-Term Municipal Bond Portfolio
Airport	1.2%
Bond Bank	0.1%
Development	0.3%
Education	1.2%
General Obligation	63.7%
Higher Education	2.8%
Medical	4.3%
Nursing Homes	0.8%
Power	1.4%
School District	12.5%
Transportation	4.1%
Utilities	0.2%
Water	6.4%
Investment Companies	1.0%

100.0%

DFA Selective State Municipal Bond Portfolio
Airport	4.1%
Bond Bank	0.1%
Development	0.4%
Education	2.4%
Facilities	0.1%
General Obligation	34.4%
Higher Education	4.4%
Housing	0.1%
Medical	12.4%
Pollution	0.1%
Power	4.7%
School District	15.9%
Transportation	5.9%
Utilities	7.6%
Water	6.3%
Investment Companies	1.1%

100.0%

5

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DFA Short-Term Selective State Municipal Bond Portfolio
Airport	2.4%
Bond Bank	0.9%
Education	3.7%
Facilities	0.7%
General Obligation	41.4%
Higher Education	3.6%
Medical	5.9%
Power	4.3%
School District	19.6%
Tobacco Settlement	0.6%
Transportation	5.4%
Utilities	2.6%
Water	7.7%
Investment Companies	1.2%

100.0%

DFA California Short-Term Municipal Bond Portfolio
Airport	1.0%
Education	1.6%
Facilities	1.3%
General Obligation	47.5%
Higher Education	5.3%
Medical	3.6%
Multifamily Housing	0.6%
Power	3.4%
School District	22.1%
Tobacco Settlement	2.5%
Transportation	2.5%
Utilities	1.4%
Water	6.7%
Investment Companies	0.5%

100.0%

DFA California Intermediate-Term Municipal Bond Portfolio
Airport	0.5%
Development	0.2%
Education	0.4%
General Obligation	43.8%
Higher Education	6.6%
Medical	5.4%
Power	5.2%
School District	22.4%
Transportation	1.1%
Utilities	1.8%
Water	12.0%
Investment Companies	0.6%

100.0%

DFA NY Municipal Bond Portfolio
Airport	0.3%
Development	0.4%
Education	0.5%
General Obligation	58.3%
Higher Education	2.9%
Housing	4.0%
Medical	0.8%
Multifamily Housing	1.0%
School District	23.0%
Transportation	2.9%
Utilities	0.3%
Water	5.0%
Investment Companies	0.6%

100.0%

DFA MN Municipal Bond Portfolio
General Obligation	60.6%
Higher Education	4.6%
Medical	0.7%
Nursing Homes	0.9%
Power	8.5%
School District	24.2%
Utilities	0.5%

100.0%

DFA Oregon Municipal Bond Portfolio
Airport	1.0%
General Obligation	55.6%
Medical	2.4%
School District	23.3%
Transportation	4.3%
Utilities	0.6%
Water	12.8%

100.0%

6

DFA MUNICIPAL REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face Amount^ (000)	Value†
MUNICIPAL BONDS — (99.8%)
ALABAMA — (1.8%)
Alabama Federal Aid Highway Finance Authority (RB) Series A
¤ 5.000%, 09/01/32 (Pre-refunded @ $100, 9/1/26)	1,010	$1,086,129
¤ 5.000%, 09/01/33 (Pre-refunded @ $100, 9/1/26)	2,540	2,731,453
¤ 5.000%, 09/01/34 (Pre-refunded @ $100, 9/1/26)	4,725	5,081,147
¤ 5.000%, 09/01/36 (Pre-refunded @ $100, 9/1/26)	4,000	4,301,500
Alabama State (GO) Series
5.000%, 11/01/24	2,665	2,745,216
Alabama State (GO) Series A
5.000%, 08/01/23	2,200	2,209,549
City of Huntsville (GO) Series A
5.000%, 03/01/24	1,995	2,026,801
City of Huntsville (GO) Series C
5.000%, 03/01/24	1,330	1,351,201
Tuscaloosa County Board of Education (ST)
¤ 5.000%, 02/01/43 (Pre-refunded @ $100, 2/1/27)	1,090	1,186,152
Water Works Board of the City of Birmingham (RB) Series B
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 1/1/25)	5,650	5,844,856

TOTAL ALABAMA		28,564,004

ALASKA — (0.2%)
City of Anchorage (GO) Series A
5.000%, 09/01/23	2,585	2,600,107

	Face Amount^ (000)	Value†
ALASKA — (Continued)
City of Anchorage (GO) Series B
5.000%, 09/01/23	635	$638,711

TOTAL ALASKA		3,238,818

ARIZONA — (0.6%)
City of Phoenix (GO) Series A
5.000%, 07/01/27	1,500	1,644,731
City of Tempe (GO)
5.000%, 07/01/26	1,695	1,817,085
5.000%, 07/01/27	955	1,049,128
Coconino County Unified School District No. 1-Flagstaff (GO) Series B
4.000%, 07/01/27	1,000	1,059,251
Coconino County Unified School District No. 1-Flagstaff (GO) Series C
5.000%, 07/01/28	1,250	1,405,873
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	650	649,704
Town of Gilbert (GO)
5.000%, 07/15/27	1,500	1,649,353

TOTAL ARIZONA		9,275,125

ARKANSAS — (0.1%)
University of Arkansas (RB) Series A
¤ 5.000%, 11/01/29 (Pre-refunded @ $100, 11/1/24)	1,385	1,426,894

CALIFORNIA — (4.5%)
California State Public Works Board (RB) Series B
5.000%, 05/01/28	1,185	1,323,575
California State Public Works Board (RB) Series D
5.000%, 05/01/28	2,235	2,496,363

7

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
4.000%, 11/01/30	7,835	$8,246,845
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/23	5,935	5,952,741
5.000%, 07/01/25	15	15,734
5.000%, 07/01/26	2,135	2,295,509
Los Angeles Unified School District (GO) Series D
5.000%, 07/01/23	1,000	1,002,989
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/25)	790	825,546
San Diego Unified School District (GO) Series F-2
5.000%, 07/01/23	2,700	2,707,846
San Diego Unified School District (GO) Series M-2
5.000%, 07/01/24	2,000	2,045,553
San Francisco Unified School District (GO)
5.000%, 06/15/28	5,390	6,072,621
San Francisco Unified School District (GO) Series C
5.000%, 06/15/28	3,410	3,841,863
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	540	564,297
State of California (GO)
5.000%, 08/01/26	9,000	9,658,957
5.000%, 12/01/26	5,535	5,988,495
3.500%, 08/01/27	1,500	1,542,695
5.000%, 08/01/27	4,000	4,392,680
5.000%, 10/01/27	4,320	4,322,568
5.000%, 04/01/28	2,500	2,788,149
5.000%, 10/01/29	1,020	1,093,443
State of California (GO) Series B
5.000%, 09/01/25	3,140	3,298,892

TOTAL CALIFORNIA		70,477,361

	Face Amount^ (000)	Value†
COLORADO — (2.9%)
Board of Water Commissioners City & County of Denver (RB) Series A
5.000%, 12/15/26	3,310	$3,582,215
5.000%, 12/15/27	3,450	3,823,020
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG) Series C
5.000%, 12/15/29	3,000	3,239,173
City & County of Denver (GO) Series B
5.000%, 08/01/27	2,920	3,220,276
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/23	1,650	1,665,756
City of Colorado Springs Utilities System Revenue (RB) Series A-1
5.000%, 11/15/26	3,000	3,245,518
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/25	550	580,785
Colorado State Education Loan Program (RN) Series B
5.000%, 06/29/23	15,010	15,051,157
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	900	929,601
Douglas County School District No. Re-1 Douglas & Elbert Counties (GO) (ST AID WITHHLDG) Series A
5.000%, 12/15/23	2,645	2,675,144
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/23	1,825	1,844,661
5.000%, 12/01/26	335	363,045

8

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
COLORADO — (Continued)
Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork (GO) (ST AID WITHHLDG) Series 1
¤ 5.000%, 12/15/29 (Pre-refunded @ $100, 12/15/25)	570	$603,293
Jefferson County School District R-1 (GO) (ST AID WITHHLDG) Series A
5.250%, 12/15/24	1,000	1,036,990
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	390	412,356
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/23	2,425	2,436,317

TOTAL COLORADO		44,709,307

CONNECTICUT — (0.7%)
Town of Darien (GO)
4.000%, 04/25/24	8,000	8,053,981
Town of Greenwich (GO)
4.000%, 02/08/24	3,000	3,019,884

TOTAL CONNECTICUT		11,073,865

DELAWARE — (0.4%)
County of New Castle (GO) Series A
5.000%, 10/01/23	2,275	2,292,607
County of New Castle (GO) Series N
5.000%, 10/01/23	1,500	1,511,609
Delaware State (GO)
5.000%, 03/01/26	2,000	2,129,650

TOTAL DELAWARE		5,933,866

DISTRICT OF COLUMBIA — (0.5%)
District of Columbia (GO) Series B
5.000%, 06/01/25	1,000	1,045,813
District of Columbia (GO) Series E
5.000%, 06/01/26	1,885	2,016,164

	Face Amount^ (000)	Value†
DISTRICT OF COLUMBIA — (Continued)
Washington Metropolitan Area Transit Authority (RB) Series A-1
5.000%, 07/01/27	4,535	$4,944,451

TOTAL DISTRICT OF COLUMBIA		8,006,428

FLORIDA — (2.4%)
City of Hollywood (GO)
5.000%, 07/01/23	2,310	2,315,869
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	345	361,136
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/26	5,000	5,345,990
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,380	1,449,512
Florida State (GO) Series A
5.000%, 06/01/23	700	700,960
5.000%, 06/01/24	225	229,586
5.000%, 07/01/24	510	521,675
5.000%, 07/01/27	2,105	2,281,068
Florida State (GO) Series B
5.000%, 06/01/23	685	685,940
5.000%, 06/01/24	1,250	1,275,475
5.000%, 06/01/25	3,075	3,212,061
5.000%, 07/01/27	1,496	1,643,451
Florida State (GO) Series C
5.000%, 06/01/26	4,000	4,278,333
Hillsborough County Aviation Authority (RB) Series B
¤ 5.000%, 10/01/35 (Pre-refunded @ $100, 10/1/24)	2,400	2,467,734
Miami-Dade County (GO) Series A
5.000%, 07/01/23	1,955	1,960,747
5.000%, 07/01/26	1,810	1,939,798
5.000%, 07/01/28	1,560	1,747,286
Palm Beach County Health Facilities Authority (RB)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	1,400	1,441,880

9

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
FLORIDA — (Continued)
Palm County Beach (RB) Series D
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/25)	1,600	$1,692,127
School Board of Miami-Dade County (GO) (BAM) Series
5.000%, 03/15/28	2,515	2,791,005

TOTAL FLORIDA		38,341,633

GEORGIA — (4.4%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/23	2,500	2,527,367
City of Atlanta (GO) Series A-1
5.000%, 12/01/24	825	852,134
City of Atlanta (GO) Series A-2
5.000%, 12/01/24	1,655	1,709,433
City of Cartersville (GO) (ST AID WITHHLDG)
5.000%, 10/01/25	1,250	1,314,632
Clarke County School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/27	3,120	3,434,229
Georgia State (GO) Series A
5.000%, 02/01/25	2,500	2,593,244
5.000%, 07/01/26	1,200	1,288,322
5.000%, 07/01/27	8,000	8,805,155
Georgia State (GO) Series C
5.000%, 01/01/27	1,150	1,250,107
4.000%, 07/01/29	4,000	4,363,224
Georgia State (GO) Series C-1
5.000%, 07/01/24	3,200	3,273,624
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	1,580	1,592,098
Gwinnett County School District (GO) Series B
5.000%, 08/01/27	25,000	27,570,857
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/23	3,000	3,006,095

	Face Amount^ (000)	Value†
GEORGIA — (Continued)
Henry County School District (GO) (ST AID WITHHLDG)
4.000%, 08/01/27	3,950	$4,173,209
Richmond County Board of Education (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/25	1,000	1,052,904

TOTAL GEORGIA		68,806,634

HAWAII — (1.3%)
City & County of Honolulu (GO) Series A
5.000%, 11/01/25	3,025	3,191,373
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	2,150	2,166,017
5.000%, 10/01/25	450	473,807
5.000%, 10/01/26	430	453,368
5.000%, 03/01/27	2,350	2,556,384
Hawaii State (GO) Series
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/23)	1,000	1,004,216
Hawaii State (GO) Series B
5.000%, 08/01/23	970	974,210
Hawaii State (GO) Series EH
5.000%, 08/01/23	1,225	1,230,012
Hawaii State (GO) Series EH-2017
5.000%, 08/01/23	305	306,248
Hawaii State (GO) Series EZ
5.000%, 10/01/23	1,140	1,148,493
Hawaii State (GO) Series FH
5.000%, 10/01/23	2,050	2,065,272
5.000%, 10/01/26	1,760	1,895,303
Hawaii State (GO) Series FK
5.000%, 05/01/23	1,800	1,800,000
Maui County (GO)
5.000%, 03/01/25	750	778,802

TOTAL HAWAII		20,043,505

ILLINOIS — (0.1%)
County of Will (GO)
¤ 5.000%, 11/15/34 (Pre-refunded @ $100, 11/15/25)	1,000	1,048,794

10

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
IOWA — (0.6%)
City of Sioux City (GO) Series A
3.000%, 06/01/27	1,325	$1,340,194
City of Urbandale (GO) Series A
5.000%, 06/01/27	1,040	1,136,907
City of Urbandale (GO) Series B
5.000%, 06/01/24	1,000	1,020,701
Iowa Finance Authority (RB)
¤ 5.000%, 07/01/25 (Pre-refunded @ $100, 7/1/23)	1,245	1,248,122
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/23)	1,000	1,004,340
Iowa Valley Community College District (GO)
4.000%, 06/01/28	2,890	3,097,121

TOTAL IOWA		8,847,385

KANSAS — (1.1%)
City of Merriam (GO) Series A
5.000%, 10/01/25	200	210,341
City of Wichita (GO) Series 310
5.000%, 10/13/23	13,000	13,104,134
City of Wichita (GO) Series 828
4.000%, 06/01/23	700	700,429
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	1,500	1,613,789
Kansas Development Finance Authority (RB) Series D
5.000%, 05/01/28	2,000	2,227,913

TOTAL KANSAS		17,856,606

KENTUCKY — (1.1%)
Louisville Water Co. (RB)
5.000%, 11/15/27	4,000	4,416,781
Louisville/Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/25	3,800	4,005,183
5.000%, 04/01/28	7,885	8,770,668

TOTAL KENTUCKY		17,192,632

	Face Amount^ (000)	Value†
LOUISIANA — (1.5%)
City of Shreveport (GO)
¤ 5.000%, 09/01/34 (Pre-refunded @ $100, 9/1/24)	1,750	$1,791,315
East Baton Rouge Sewerage Commission (RB)
¤ 5.000%, 02/01/32 (Pre-refunded @ $100, 2/1/25)	2,250	2,332,358
Louisiana Local Government Environmental Facilities & Community Dev. Authority (RB)
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/24)	1,000	1,025,423
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	1,040	1,066,440
Louisiana State (GO) Series
5.000%, 10/01/24	7,025	7,227,206
Louisiana State (GO) Series A
5.000%, 04/01/27	3,725	4,067,773
Louisiana State (GO) Series D-1
5.000%, 12/01/26	4,265	4,398,590
St. Tammany Parish Wide School District No. 12 (GO) Series
5.000%, 03/01/28	1,175	1,303,358

TOTAL LOUISIANA		23,212,463

MAINE — (0.3%)
City of Portland (GO)
5.000%, 05/01/27	1,000	1,093,916
Maine Governmental Facilities Authority (RB) Series A
¤ 5.000%, 10/01/25 (Pre-refunded @ $100, 10/1/23)	1,000	1,007,450
Maine State (GO) Series B
5.000%, 06/01/23	495	495,687
5.000%, 06/01/28	1,700	1,909,219

TOTAL MAINE		4,506,272

11

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
MARYLAND — (7.1%)
Anne County Arundel (GO)
5.000%, 10/01/28	6,560	$7,427,719
Baltimore County (GO)
3.000%, 11/01/24	5,015	5,023,722
5.000%, 03/01/28	2,235	2,496,382
Charles County (GO)
5.000%, 10/01/24	1,615	1,660,353
Charles County (GO) Series B
5.000%, 10/01/28	4,370	4,948,039
City of Baltimore (GO) Series
5.000%, 10/15/26	800	863,969
Harford County (GO) Series A
5.000%, 10/01/26	3,625	3,915,998
Harford County (GO) Series B
5.000%, 01/15/26	2,335	2,478,584
Howard County (GO) Series A
5.000%, 02/15/28	3,000	3,347,332
Howard County (GO) Series C
5.000%, 02/15/27	2,435	2,652,453
Howard County (GO) Series D
5.000%, 02/15/24	4,000	4,059,593
5.000%, 02/15/25	8,390	8,708,757
Maryland State (GO) Series
4.000%, 08/01/26	5,400	5,414,173
Maryland State (GO) Series A
5.000%, 03/15/26	1,000	1,064,147
~ 5.000%, 03/15/28	8,030	8,965,785
5.000%, 06/01/29	4,000	4,590,963
Maryland State (GO) Series B
5.000%, 08/01/26	6,535	7,017,696
Montgomery County (GO) Series A
¤ 5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/24)	1,880	1,936,866
Montgomery County (GO) Series C
5.000%, 10/01/26	5,500	5,941,515
5.000%, 10/01/27	6,655	7,360,003
Prince County George’s (GO) Series A
5.000%, 07/15/23	4,250	4,265,986

	Face Amount^ (000)	Value†
MARYLAND — (Continued)
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	4,325	$4,415,925
3.000%, 06/01/26	2,080	2,096,899
¤ 4.000%, 06/01/39 (Pre-refunded @ $100, 6/1/24)	8,715	8,802,573
Wicomico County (GO) Series A
5.000%, 12/01/25	1,000	1,057,066

TOTAL MARYLAND		110,512,498

MASSACHUSETTS — (2.5%)
City of Cambridge (GO)
5.000%, 02/15/28	4,055	4,528,366
City of Framingham (GO)
5.000%, 06/15/23	1,100	1,102,223
City of Springfield (GO) (ST AID WITHHLDG)
5.000%, 03/01/28	2,055	2,288,385
Commonwealth of Massachusetts (GO)
5.000%, 07/01/26	500	536,013
Commonwealth of Massachusetts (GO) Series B
5.000%, 07/01/23	3,085	3,094,119
5.250%, 08/01/23	1,140	1,145,841
5.000%, 11/01/23	2,500	2,523,560
5.000%, 07/01/28	1,070	1,202,321
Commonwealth of Massachusetts (GO) Series C
5.000%, 08/01/24	1,360	1,394,077
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	1,000	1,107,248
Massachusetts School Building Authority (RB) Series A
5.000%, 11/15/25	3,240	3,422,478
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	9,010	10,263,289
Town of Lexington (GO)
4.000%, 02/15/27	1,000	1,051,559
Town of Nantucket (GO)
5.000%, 10/01/23	1,775	1,788,591

12

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
MASSACHUSETTS — (Continued)
Town of Norwood (GO)
5.000%, 03/15/28	1,430	$1,597,343
Town of Wellesley (GO)
5.000%, 12/01/26	1,865	2,023,794

TOTAL MASSACHUSETTS		39,069,207

MICHIGAN — (0.2%)
L’Anse Creuse Public Schools (GO) (Q-SBLF)
¤ 5.000%, 05/01/27 (Pre-refunded @ $100, 5/1/25)	1,000	1,042,217
Michigan State (GO) Series A
5.000%, 05/01/25	1,510	1,574,345

TOTAL MICHIGAN		2,616,562

MINNESOTA — (3.7%)
City of Lakeville (GO) Series B
4.000%, 02/01/27	1,080	1,130,576
City of Saint Paul (GO) Series D
5.000%, 09/01/27	1,055	1,163,533
Hennepin County (GO) Series
5.000%, 12/01/31	1,310	1,460,954
Hennepin County (GO) Series A
5.000%, 12/01/23	1,500	1,516,853
5.000%, 12/01/31	3,005	3,233,068
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	1,115	1,151,289
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/25	3,745	3,877,536
Metropolitan Council (GO) Series A
5.000%, 03/01/27	4,360	4,759,564
Metropolitan Council (GO) Series C
5.000%, 03/01/24	6,250	6,349,112
Metropolitan Council (GO) Series D
5.000%, 03/01/28	1,780	1,990,755

	Face Amount^ (000)	Value†
MINNESOTA — (Continued)
Minnesota State (GO) Series
5.000%, 09/01/25	2,100	$2,204,322
Minnesota State (GO) Series A
5.000%, 08/01/25	12,000	12,572,094
5.000%, 08/01/28	6,000	6,757,939
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	2,610	2,898,295
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series B
5.000%, 02/01/24	305	309,219
University of Minnesota (RB) Series B
5.000%, 10/01/25	800	841,173
West State Paul-Mendota Heights-Eagan Independent School District No. 197 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	3,250	3,294,952
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	1,520	1,654,083

TOTAL MINNESOTA		57,165,317

MISSISSIPPI — (0.7%)
Mississippi State (GO) Series A
5.000%, 10/01/28	1,140	1,255,823
¤ 4.000%, 10/01/33 (Pre-refunded @ $100, 10/1/25)	5,025	5,176,607
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/26)	4,600	4,966,889

TOTAL MISSISSIPPI		11,399,319

MISSOURI — (0.3%)
City of Kansas City (GO) Series A
4.000%, 02/01/27	1,000	1,050,006

13

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
MISSOURI — (Continued)
City of Kansas City Sanitary Sewer System Revenue (RB) Series B
5.000%, 01/01/26	1,020	$1,080,881
Metropolitan St. Louis Sewer District (RB) Series B
5.000%, 05/01/29	150	171,338
¤ 5.000%, 05/01/43 (Pre-refunded @ $100, 5/1/23)	1,375	1,375,000
North Kansas City School District No. 74 (RB) (ST AID DIR DEP)
4.000%, 03/01/26	1,845	1,907,947

TOTAL MISSOURI		5,585,172

NEBRASKA — (0.9%)
City of Omaha (GO)
5.000%, 04/15/24	1,240	1,262,680
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	3,000	3,140,579
Omaha School District (GO)
5.000%, 12/15/26	3,975	4,299,045
Omaha School District (GO) Series A
5.000%, 12/15/25	1,345	1,421,321
Sarpy County (GO)
5.000%, 06/01/26	1,110	1,186,218
5.000%, 06/01/27	2,535	2,747,188

TOTAL NEBRASKA		14,057,031

NEVADA — (2.5%)
Clark County (GO) Series B
5.000%, 11/01/24	8,665	8,936,109
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/27	11,490	12,579,303
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/28	2,500	2,800,053
Nevada State (GO) Series D
5.000%, 04/01/25	11,645	12,080,211
Washoe County School District (GO) Series B
5.000%, 04/01/26	3,000	3,188,079

TOTAL NEVADA		39,583,755

	Face Amount^ (000)	Value†
NEW HAMPSHIRE — (0.5%)
City of Nashua (GO)
4.000%, 07/15/24	2,000	$2,024,129
5.000%, 08/01/28	1,655	1,869,290
New Hampshire State (GO) Series C
5.000%, 03/01/28	3,545	3,957,871

TOTAL NEW HAMPSHIRE		7,851,290

NEW JERSEY — (3.2%)
City of Hoboken (GO)
3.000%, 02/01/27	1,000	1,005,720
County of Union NJ (GO)
4.000%, 03/01/28	1,330	1,419,624
4.000%, 03/01/29	1,350	1,461,051
Mercer County (GO)
4.000%, 02/01/27	3,430	3,599,380
Mercer County (GO) Series A
4.000%, 02/01/28	3,290	3,501,010
New Jersey Economic Dev. Authority (RB) Series BBB
¤ 5.500%, 06/15/30 (Pre-refunded @ $100, 12/15/26)	6,015	6,616,144
Rutgers The State University of New Jersey (RB) Series J
¤ 5.000%, 05/01/29 (Pre-refunded @ $100, 5/1/23)	2,000	2,000,000
¤ 5.000%, 05/01/36 (Pre-refunded @ $100, 5/1/23)	1,540	1,540,000
Township of Toms River NJ (GO)
4.000%, 06/01/27	865	911,893
4.000%, 06/01/28	1,255	1,340,612
Township of Union/Union County (GO)
5.000%, 01/23/24	16,000	16,200,555
Township of Woodbridge (GO)
4.500%, 03/15/24	10,000	10,108,330

TOTAL NEW JERSEY		49,704,319

NEW MEXICO — (0.6%)
City of Albuquerque (GO) Series A
5.000%, 07/01/28	3,370	3,776,321

14

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
NEW MEXICO — (Continued)
New Mexico State (GO) Series B
5.000%, 03/01/24	125	$127,086
New Mexico State Severance Tax Permanent Fund (RB) Series D
5.000%, 07/01/26	5,580	5,973,133

TOTAL NEW MEXICO		9,876,540

NEW YORK — (5.4%)
City of New York (GO) Series B
5.000%, 08/01/26	500	535,319
City of New York (GO) Series C
5.000%, 08/01/26	3,705	3,966,716
City of New York (GO) Series E
5.000%, 08/01/26	3,825	4,095,192
New Rochelle City School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/15/24	1,505	1,539,967
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	170	176,358
5.000%, 03/15/26	1,000	1,061,584
5.000%, 03/15/28	6,310	7,017,754
5.000%, 02/15/33	1,260	1,337,179
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	345	358,025
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/24	700	710,456
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	14,000	15,257,656
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/27	7,000	7,658,581
5.000%, 03/15/28	10,460	11,633,234
New York State Thruway Authority (RB) Series A
5.000%, 03/15/28	4,000	4,442,844
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/26	6,890	7,306,479

	Face Amount^ (000)	Value†
NEW YORK — (Continued)
North Shore Central School District (GO) (ST AID WITHHLDG)
4.000%, 04/26/24	5,000	$5,033,352
Town of Amherst (GO)
4.750%, 11/03/23	6,000	6,039,455
Village of Garden City (GO)
4.000%, 02/16/24	6,000	6,040,915

TOTAL NEW YORK		84,211,066

NORTH CAROLINA — (3.2%)
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/23	1,000	1,002,923
5.000%, 07/01/27	1,900	2,088,851
City of Raleigh (RB)
¤ 5.000%, 10/01/30 (Pre-refunded @ $100, 10/1/23)	1,000	1,007,450
County of New Hanover NC (RB)
¤ 5.000%, 10/01/29 (Pre-refunded @ $100, 10/1/27)	3,500	3,863,062
Durham Capital Financing Corp. (RB)
¤ 5.000%, 06/01/34 (Pre-refunded @ $100, 6/1/23)	1,650	1,652,277
Gaston County (GO)
5.000%, 02/01/26	2,500	2,653,186
Guilford County (GO) Series A
5.000%, 03/01/27	2,160	2,357,949
Guilford County (GO) Series B
5.000%, 03/01/27	6,355	6,937,392
Iredell County (GO) Series B
2.500%, 02/01/24	2,285	2,271,104
North Carolina State (GO)
5.000%, 06/01/23	1,600	1,602,287
North Carolina State (GO) Series A
5.000%, 06/01/23	4,500	4,506,433
North Carolina Turnpike Authority (RB) Series B
5.000%, 02/01/24	1,545	1,565,910

15

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
NORTH CAROLINA — (Continued)
University of North Carolina at Charlotte (RB)
¤ 5.000%, 04/01/43 (Pre-refunded @ $100, 4/1/24)	1,500	$1,524,337
Wake County (GO)
5.000%, 09/01/24	4,000	4,107,619
Wake County (GO) Series B
5.000%, 02/01/26	4,135	4,394,020
Wake County (GO) Series C
5.000%, 03/01/25	7,555	7,853,376

TOTAL NORTH CAROLINA.		49,388,176

OHIO — (3.3%)
Butler County Port Authority (RB)
¤ 6.625%, 07/01/36 (Pre-refunded @ $100, 7/1/23)	1,255	1,261,600
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	4,205	4,436,156
City of Columbus (GO) Series A
4.000%, 04/01/24	4,000	4,033,853
4.000%, 08/15/25	3,500	3,601,011
5.000%, 04/01/27	2,000	2,184,039
Highland Local School District/Medina County (GO) Series A
¤ 5.250%, 12/01/48 (Pre-refunded @ $100, 6/1/23)	3,095	3,099,885
Ohio State (GO) Series A
5.000%, 12/15/23	2,800	2,832,773
4.000%, 03/01/24	2,625	2,645,281
5.000%, 09/15/25	1,985	2,088,770
5.000%, 09/01/28	2,500	2,821,196
Ohio State (GO) Series B
5.000%, 09/15/23	5,010	5,044,035
5.000%, 09/01/27	9,310	10,267,762
5.000%, 09/15/27	3,700	4,084,427
Ohio State (GO) Series C
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 5/1/25)	500	521,604
Ohio State (GO) Series X
5.000%, 05/01/29	650	743,248

	Face Amount^ (000)	Value†
OHIO — (Continued)
Upper Arlington City School District (GO) Series A
5.000%, 12/01/26	1,530	$1,651,546

TOTAL OHIO		51,317,186

OKLAHOMA — (0.2%)
City of Bixby (GO) Series A
4.000%, 06/01/26	790	817,713
4.000%, 06/01/28	1,790	1,904,019

TOTAL OKLAHOMA		2,721,732

OREGON — (1.7%)
City of Portland (GO)
5.000%, 06/15/25	150	156,920
City of Portland (GO) Series A
5.000%, 06/01/26	1,465	1,568,286
City of Portland Sewer System Revenue (RB) Series A
5.000%, 10/01/23	3,570	3,597,187
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/27	1,780	1,943,795
City of Salem (GO)
5.000%, 06/01/23	875	876,208
Lane & Douglas Counties School District No. 28J Fern Ridge (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/26)	1,115	1,194,556
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
5.000%, 06/15/27	4,030	4,414,382
Multnomah County (GO) Series A
5.000%, 06/15/28	4,500	5,056,044
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY) Series B
5.000%, 06/15/23	1,605	1,608,498
Oregon State (GO) Series A
5.000%, 05/01/26	850	907,355
5.000%, 05/01/27	670	732,390

16

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
OREGON — (Continued)
¤ 5.000%, 08/01/37 (Pre-refunded @ $100, 8/1/24)	1,740	$1,782,305
Oregon State Department of Transportation (RB) Series A
5.000%, 11/15/26	1,685	1,824,680
Portland Community College District (GO)
5.000%, 06/15/27	1,340	1,432,922

TOTAL OREGON		27,095,528

PENNSYLVANIA — (1.6%)
Chester County (GO) Series A
4.000%, 07/15/28	5,265	5,499,239
City of Philadelphia (GO) Series A
¤ 5.250%, 07/15/32 (Pre-refunded @ $100, 1/15/24)	4,380	4,444,585
City of Philadelphia Water & Wastewater Revenue (RB) Series A
¤ 5.000%, 07/01/45 (Pre-refunded @ $100, 7/1/24)	5,000	5,109,263
County of Montgomery PA (GO)
5.000%, 07/01/28	5,925	6,685,326
Northampton County General Purpose Authority (RB) Series A
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 11/1/23)	1,500	1,513,617
Township of Lower Merion (GO)
5.000%, 05/01/27	1,160	1,270,793

TOTAL PENNSYLVANIA		24,522,823

RHODE ISLAND — (0.1%)
Rhode State Island (GO) Series A
5.000%, 04/01/27	1,060	1,156,300

	Face Amount^ (000)	Value†
SOUTH CAROLINA — (3.3%)
Aiken County Consolidated School District (GO) (SCSDE)
5.000%, 04/01/24	3,185	$3,240,430
5.000%, 04/01/25	4,850	5,046,892
5.000%, 04/01/26	3,520	3,750,860
5.000%, 04/01/27	2,800	3,057,655
Beaufort County School District (GO) (SCSDE) Series C
5.000%, 03/01/28	5,660	6,302,802
5.000%, 03/01/29	4,500	5,126,168
Beaufort County School District (GO) (SCSDE) Series D
5.000%, 03/01/25	7,650	7,950,737
Clemson University (RB) Series B
5.000%, 05/01/25	750	780,624
Dorchester County (GO)
5.000%, 04/01/28	610	680,607
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/24	2,000	2,040,974
5.000%, 06/01/25	290	302,986
Lexington & Richland School District No. 5 (GO) (SCSDE)
5.000%, 03/01/24	2,750	2,793,383
Richland County (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/25	2,860	2,972,432
5.000%, 03/01/26	1,870	1,991,223
State of South Carolina (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	3,000	3,022,970
State of South Carolina (GO) Series A
5.000%, 04/01/29	1,130	1,294,373
State of South Carolina (GO) Series C
5.000%, 04/01/25	1,050	1,093,824

TOTAL SOUTH CAROLINA.		51,448,940

17

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
TENNESSEE — (3.0%)
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/27	885	$968,558
City of Memphis (GO)
5.000%, 05/01/25	1,995	2,077,643
City of Memphis (GO) Series B
5.000%, 05/01/24	2,775	2,824,990
City of Murfreesboro (GO)
5.000%, 06/01/28	4,340	4,860,892
City of Pigeon Forge (GO) Series B
5.000%, 06/01/27	1,740	1,900,721
City of Sevierville (GO)
5.000%, 06/01/29	3,135	3,573,401
Knox County (GO)
5.000%, 06/01/28	1,750	1,960,037
Knox County (GO) Series
5.000%, 06/01/26	125	133,736
Maury County (GO)
5.000%, 04/01/24	650	661,017
Metropolitan Government of Nashville & Davidson County (GO) Series
4.000%, 01/01/26	4,000	4,129,271
Metropolitan Government of Nashville & Davidson County (GO) Series A
5.000%, 01/01/26	5,000	5,295,787
Metropolitan Government of Nashville & Davidson County (GO) Series C
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/25)	3,035	3,178,256
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/23	2,800	2,807,718
Shelby County (GO) Series A
5.000%, 04/01/25	5,000	5,198,235
Tennessee State (GO)
5.000%, 08/01/27	1,500	1,580,191
Tennessee State (GO) Series A
5.000%, 11/01/25	1,500	1,584,360
Tennessee State (GO) Series B
5.000%, 09/01/27	1,900	2,097,106

	Face Amount^ (000)	Value†
TENNESSEE — (Continued)
Washington County (GO) Series A
4.000%, 06/01/26	1,705	$1,768,900

TOTAL TENNESSEE		46,600,819

TEXAS — (16.3%)
Alamo Heights Independent School District (GO) (PSF-GTD)
4.000%, 02/01/27	5,685	5,924,390
Alamo Heights Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/01/24	1,255	1,272,452
Alief Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,650	1,673,422
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	1,200	1,333,769
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	500	524,395
5.000%, 08/01/26	2,250	2,416,919
Birdville Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	1,395	1,515,368
City of Anna (GO)
4.000%, 02/15/28	1,350	1,425,685
City of Arlington (GO)
5.000%, 08/15/24	2,795	2,866,901
5.000%, 08/15/25	1,000	1,048,611
City of Arlington (GO) Series A
5.000%, 08/15/25	1,595	1,672,534
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/25	2,205	2,296,011
City of Austin (GO)
5.000%, 09/01/23	3,500	3,520,570
5.000%, 05/01/24	1,600	1,629,930
5.000%, 09/01/25	4,500	4,733,965
5.000%, 09/01/27	3,690	4,077,596
City of Austin Electric Utility Revenue (RB) Series A
5.000%, 11/15/25	1,000	1,054,965

18

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
TEXAS — (Continued)
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/27	1,000	$1,102,842
City of Bedford (GO)
5.000%, 02/01/25	2,920	3,023,339
City of Carrollton (GO)
5.000%, 08/15/25	1,240	1,295,788
5.000%, 08/15/26	1,420	1,521,234
City of Cedar Park (GO)
5.000%, 02/15/26	500	530,179
City of College Station (GO)
5.000%, 02/15/28	500	554,070
City of Corpus Christi (GO) Series A
5.000%, 03/01/26	1,810	1,917,163
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/23	2,375	2,391,124
City of Denton (GO)
5.000%, 02/15/28	2,040	2,263,519
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/26	375	396,468
5.000%, 03/01/27	225	243,307
City of El Paso Water & Sewer Revenue (RB) Series A
5.000%, 03/01/24	425	431,214
City of Fort Worth (GO)
5.000%, 03/01/27	5,160	5,595,498
5.000%, 03/01/28	5,000	5,543,807
City of Frisco (GO) Series A
5.000%, 02/15/24	1,730	1,756,315
5.000%, 02/15/25	2,050	2,128,248
City of Garland (GO) Series A
5.000%, 02/15/24	400	405,553
City of Houston (GO) Series A
5.000%, 03/01/25	5,030	5,217,687
5.000%, 03/01/26	7,000	7,118,453
5.000%, 03/01/27	5,000	5,429,596
City of Irving (GO)
5.000%, 09/15/27	2,020	2,224,594
City of Leander (GO) Series A
5.000%, 08/15/24	1,100	1,127,034
5.000%, 08/15/25	1,050	1,101,279
City of Lewisville (GO)
5.000%, 02/15/27	620	673,030
5.000%, 02/15/28	745	826,983

	Face Amount^ (000)	Value†
TEXAS — (Continued)
City of Lewisville Waterworks & Sewer System Revenue (RB)
4.000%, 02/15/27	1,070	$1,116,354
City of Midland (GO)
5.000%, 03/01/28	705	779,651
City of Pflugerville (GO)
5.000%, 08/01/26	1,135	1,213,714
City of San Angelo (GO)
3.000%, 02/15/28	1,165	1,176,833
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/24	825	835,186
5.000%, 02/01/26	2,850	3,014,535
4.000%, 02/01/27	1,500	1,567,358
City of San Antonio Electric & Gas Systems Revenue (RB) Series ETM
5.000%, 02/01/24	8,755	8,867,643
5.000%, 08/01/28	350	390,738
City of Temple (GO) Series B
5.000%, 08/01/27	160	175,167
City of Temple Utility System Revenue (RB)
5.000%, 08/01/26	1,000	1,071,605
City of Waco (GO) Series A
4.000%, 02/01/25	1,070	1,089,593
Collin County (GO) Series A
5.000%, 02/15/25	1,605	1,665,124
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,190	1,233,313
5.000%, 02/15/32	1,000	1,055,398
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	8,710	9,240,534
5.000%, 02/15/29	880	1,000,949
Crowley Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/01/36 (Pre-refunded @ $100, 8/1/25)	1,000	1,048,343
Cypress-Fairbanks Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/25	1,940	2,011,298

19

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
TEXAS — (Continued)
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/46 (Pre-refunded @ $100, 12/1/25)	1,000	$1,052,719
Dallas Independent School District (GO) (PSF-GTD) Series A
¤ 4.000%, 02/15/34 (Pre-refunded @ $100, 2/15/25)	1,420	1,445,077
Eagle Mountain & Saginaw Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	575	614,870
Eagle Mountain & Saginaw Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/25	1,060	1,111,768
Eanes Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/27	2,280	2,499,011
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	3,035	3,111,137
5.000%, 08/15/25	1,000	1,049,291
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/27	1,000	1,096,176
Fort Bend Independent School District (GO) (PSF-GTD) Series E
5.000%, 02/15/25	1,245	1,290,314
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,150	1,192,264
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	785	851,258
4.000%, 02/15/28	2,000	2,128,653
Frisco Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/28	1,400	1,548,738

	Face Amount^ (000)	Value†
TEXAS — (Continued)
Frisco Independent School District (GO) Series A
5.000%, 02/15/28	1,075	$1,192,274
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/26	230	243,466
5.000%, 02/01/27	180	195,073
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	2,000	2,068,550
Goose Creek Consolidated Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/28	2,000	2,120,716
Goose Creek Consolidated Independent School District (GO) (PSF-GTD) Series FH
5.000%, 02/15/27	3,000	3,261,117
Harris County (GO)
5.000%, 10/01/25	660	694,600
Harris County (GO) Series A
5.000%, 10/01/25	1,130	1,189,240
5.000%, 10/01/28	1,400	1,579,872
Harris County Flood Control District (GO) Series A
5.000%, 10/01/25	490	515,219
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	300	304,376
¤ 5.000%, 02/15/34 (Pre-refunded @ $100, 2/15/24)	1,000	1,013,921
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	330	349,645
5.000%, 02/15/27	1,000	1,084,780
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,095	1,135,631
5.000%, 02/15/26	1,155	1,223,756
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/28	150	168,476

20

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
TEXAS — (Continued)
Joshua Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/40 (Pre-refunded @ $100, 8/15/24)	2,000	$2,045,278
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	375	424,593
Lake Worth Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/29 (Pre-refunded @ $100, 2/15/25)	2,860	2,962,404
Lone Star College System (GO) Series A
5.000%, 02/15/26	7,500	7,944,400
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,995	2,005,542
Permanent University Fund - University of Texas System (RB) Series B
5.250%, 07/01/28	2,620	2,971,516
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,225	2,258,148
Plano Independent School District (GO)
5.000%, 02/15/24	3,185	3,230,957
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	575	653,032
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	750	760,998
Richardson Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	155	168,608
Round Rock Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/26	3,900	4,175,490
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	1,500	1,649,379

	Face Amount^ (000)	Value†
TEXAS — (Continued)
San Antonio Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/28	1,955	$2,193,615
Spring Branch Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	500	556,176
Tarrant County (GO)
5.000%, 07/15/28	500	561,032
Tarrant County (GO) Series A
5.000%, 07/15/29	350	400,504
Tarrant County College District (GO)
5.000%, 08/15/23	2,075	2,085,546
5.000%, 08/15/24	1,750	1,794,124
5.000%, 08/15/28	1,000	1,118,376
Temple Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	500	554,992
Texas State (GO)
5.000%, 10/01/23	7,200	7,253,640
5.000%, 10/01/26	8,045	8,238,300
¤ 4.000%, 10/01/33 (Pre-refunded @ $100, 4/1/24)	2,040	2,056,346
Texas State (GO) Series A
5.000%, 10/01/26	200	214,495
5.000%, 04/01/27	1,385	1,457,123
Texas State (GO) Series B
5.000%, 10/01/26	4,555	4,781,806
Texas State (GO) Series C
5.000%, 08/01/27	420	459,105
Travis County (GO) Series A
5.000%, 03/01/26	1,265	1,344,867
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	415	455,390
5.000%, 08/01/28	575	645,525
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/27	700	754,721
University of Texas System (RB) Series J
5.000%, 08/15/25	12,510	13,123,796
5.000%, 08/15/26	3,895	4,176,489

21

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
TEXAS — (Continued)
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	250	$273,194

TOTAL TEXAS		255,440,638

UTAH — (1.5%)
City of American Fork (GO)
5.000%, 05/01/26	1,165	1,240,491
City of Salt Lake City UT Public Utilities Revenue (RB)
5.000%, 02/01/29	1,400	1,591,798
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/23	1,000	1,001,438
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/25	650	684,387
Murray City School District (GO) (SCH BD GTY) Series B
5.000%, 02/01/25	1,815	1,880,806
Nebo School District (GO) (SCH BD GTY)
5.000%, 07/01/25	4,170	4,365,037
Salt Lake City Corp. (GO)
5.000%, 06/15/23	2,000	2,004,310
Tooele County School District (GO) (SCH BD GTY)
5.000%, 06/01/27	1,175	1,285,918
5.000%, 06/01/28	1,890	2,116,840
Utah State (GO)
5.000%, 07/01/25	4,650	4,872,487
5.000%, 07/01/26	2,025	2,175,322
Utah State (GO) Series B
5.000%, 07/01/23	1,000	1,002,923

TOTAL UTAH		24,221,757

VERMONT — (0.1%)
Vermont State (GO) Series A
5.000%, 08/15/27	1,270	1,400,821

VIRGINIA — (3.2%)
Arlington County (GO)
5.000%, 08/15/27	3,820	4,215,131
Arlington County (GO) Series D
5.000%, 08/15/27	4,000	4,413,750

	Face Amount^ (000)	Value†
VIRGINIA — (Continued)
City of Lynchburg (GO)
5.000%, 02/01/26	1,930	$2,051,425
City of Newport News Water Revenue (RB)
5.000%, 07/15/23	2,035	2,042,404
City of Roanoke (GO) (ST AID WITHHLDG)
5.000%, 04/01/27	205	223,864
5.000%, 04/01/28	730	814,497
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/24	2,315	2,370,064
5.000%, 09/15/24	3,040	3,124,259
Fairfax County (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/23	3,570	3,581,611
5.000%, 10/01/26	5,535	5,979,324
Fairfax County Water Authority (RB)
5.000%, 04/01/24	1,525	1,551,679
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/26	1,165	1,262,944
5.000%, 12/01/28	4,795	5,450,248
5.000%, 12/01/29	7,050	8,185,348
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/25	3,850	3,986,595
Virginia Public Building Authority (RB) Series C
5.000%, 08/01/23	600	602,545

TOTAL VIRGINIA		49,855,688

WASHINGTON — (7.1%)
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue (RB) Series S-1
¤ 5.000%, 11/01/36 (Pre-refunded @ $100, 11/01/25)	420	442,267
City of Bellevue (GO)
5.000%, 12/01/28	1,165	1,322,895
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 07/01/28	6,170	6,923,456

22

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
WASHINGTON — (Continued)
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 04/01/24	3,000	$3,050,306
City of Seattle Water System Revenue (RB)
5.000%, 05/01/24	1,340	1,365,729
5.000%, 08/01/25	3,770	3,945,533
5.000%, 09/01/29	3,945	4,540,158
City of Spokane (GO)
5.000%, 12/01/25	1,190	1,256,994
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/24	2,500	2,580,264
County of Snohomish (GO)
5.000%, 12/01/23	1,500	1,516,420
County of Snohomish (GO) Series A
5.000%, 12/01/27	1,500	1,660,685
Energy Northwest (RB) Series A
5.000%, 07/01/23	2,000	2,005,845
4.000%, 07/01/24	2,520	2,547,647
5.000%, 07/01/26	1,310	1,402,295
5.000%, 07/01/28	5,735	6,420,567
King County (GO) Series A
5.000%, 12/01/23	2,410	2,435,546
4.000%, 01/01/25	1,515	1,543,309
5.000%, 12/01/25	1,830	1,936,309
5.000%, 01/01/28	2,555	2,836,527
5.000%, 12/01/24	10,265	10,586,524
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series C
5.000%, 12/01/23	2,175	2,197,553
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
4.000%, 12/01/24	1,000	1,015,996
King County Sewer Revenue (RB)
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/25)	1,110	1,149,749
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	1,000	1,055,785

	Face Amount^ (000)	Value†
WASHINGTON — (Continued)
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY) Series A
4.000%, 12/01/26	165	$173,085
5.000%, 12/01/29	3,015	3,476,700
Spokane County (GO)
5.000%, 12/01/26	3,850	4,165,439
Washington State (GO) Series 2017-A
5.000%, 08/01/26	1,505	1,614,221
Washington State (GO) Series A-1
5.000%, 08/01/26	1,570	1,643,100
Washington State (GO) Series B
5.000%, 07/01/25	940	982,754
Washington State (GO) Series C
5.000%, 02/01/25	6,930	7,181,258
5.000%, 02/01/26	3,000	3,179,730
Washington State (GO) Series D
5.000%, 06/01/26	2,350	2,510,644
Washington State (GO) Series R
4.000%, 07/01/27	4,820	5,086,031
4.000%, 07/01/28	2,425	2,429,354
Washington State (GO) Series RC
5.000%, 08/01/27	4,850	5,328,176
Washington State (GO) Series RD
5.000%, 08/01/27	6,500	7,140,855

TOTAL WASHINGTON		110,649,706

WEST VIRGINIA — (0.0%)
West Virginia State (GO) Series A
5.000%, 12/01/24	495	511,048

WISCONSIN — (3.1%)
Appleton Area School District (GO)
¤ 3.500%, 03/01/32 (Pre-refunded @ $100, 3/1/24)	2,180	2,186,733
¤ 3.750%, 03/01/33 (Pre-refunded @ $100, 3/1/24)	1,415	1,422,245

23

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
WISCONSIN — (Continued)
City of Madison (GO) Series A
5.000%, 10/01/23	1,840	$1,854,088
City of Madison (GO) Series C
5.000%, 10/01/23	845	851,470
City of Oshkosh (GO) Series B
3.000%, 12/01/23	650	649,109
Germantown School District (GO) Series EY
5.000%, 04/01/27	2,200	2,382,786
3.000%, 03/01/24	1,245	1,244,057
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/27	895	989,418
Wisconsin State (GO) Series
5.000%, 05/01/23	1,975	1,975,000
Wisconsin State (GO) Series 1
5.000%, 11/01/24	4,040	4,164,602
5.000%, 05/01/26	5,000	5,343,341
Wisconsin State (GO) Series 2
5.000%, 11/01/24	5,150	5,308,836
5.000%, 11/01/26	4,230	4,576,215
Wisconsin State (GO) Series 2021-2
5.000%, 05/01/28	2,020	2,260,251

	Face Amount^ (000)	Value†
WISCONSIN — (Continued)
Wisconsin State (GO) Series A
5.000%, 05/01/25	8,750	$9,129,802
Wisconsin State (GO) Series B
5.000%, 05/01/26	4,000	4,274,673

TOTAL WISCONSIN		48,612,626

TOTAL MUNICIPAL BONDS (Cost $1,575,506,800)		1,559,137,456

CERTIFICATES OF DEPOSIT — (0.2%)
California Educational Facilities Authority
2.600%, 06/07/23	3,200	3,197,542

	Shares	Value†
INVESTMENT COMPANIES — (0.0%)
BlackRock Liquidity Funds MuniCash (Cost $382)	382	382

TOTAL INVESTMENTS — (100.0%) (Cost $1,578,707,182)		$1,562,335,380

As of April 30, 2023, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.272%	Fixed	CPI	Maturity	USD	15,000,000	11/15/26	—	—	$323,272	$323,272
Bank of America Corp.	3.232%	Fixed	CPI	Maturity	USD	17,000,000	12/01/25	—	—	508,431	508,431
Bank of America Corp.	3.150%	Fixed	CPI	Maturity	USD	20,000,000	11/23/27	—	—	424,361	424,361
Bank of America Corp.	3.063%	Fixed	CPI	Maturity	USD	9,000,000	11/08/26	—	—	290,605	290,605
Bank of America Corp.	3.050%	Fixed	CPI	Maturity	USD	16,000,000	02/15/26	—	—	335,514	335,514
Bank of America Corp.	3.042%	Fixed	CPI	Maturity	USD	11,000,000	02/11/25	—	—	303,334	303,334
Bank of America Corp.	3.015%	Fixed	CPI	Maturity	USD	14,000,000	01/11/26	—	—	393,069	393,069

24

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.975%	Fixed	CPI	Maturity	USD	8,000,000	10/25/29	—	—	$195,105	$195,105
Bank of America Corp.	2.966%	Fixed	CPI	Maturity	USD	31,000,000	12/13/26	—	—	1,012,339	1,012,339
Bank of America Corp.	2.956%	Fixed	CPI	Maturity	USD	17,000,000	01/14/27	—	—	432,188	432,188
Bank of America Corp.	2.955%	Fixed	CPI	Maturity	USD	8,000,000	11/02/28	—	—	238,809	238,809
Bank of America Corp.	2.929%	Fixed	CPI	Maturity	USD	23,000,000	02/02/27	—	—	536,252	536,252
Bank of America Corp.	2.920%	Fixed	CPI	Maturity	USD	19,000,000	12/30/26	—	—	574,835	574,835
Bank of America Corp.	2.909%	Fixed	CPI	Maturity	USD	23,000,000	12/03/26	—	—	878,580	878,580
Bank of America Corp.	2.874%	Fixed	CPI	Maturity	USD	18,000,000	10/14/26	—	—	758,016	758,016
Bank of America Corp.	2.860%	Fixed	CPI	Maturity	USD	9,000,000	12/17/26	—	—	331,162	331,162
Bank of America Corp.	2.850%	Fixed	CPI	Maturity	USD	10,000,000	05/03/23	—	—	856,676	856,676
Bank of America Corp.	2.837%	Fixed	CPI	Maturity	USD	8,000,000	09/21/24	—	—	426,752	426,752
Bank of America Corp.	2.826%	Fixed	CPI	Maturity	USD	13,000,000	01/25/27	—	—	386,848	386,848
Bank of America Corp.	2.817%	Fixed	CPI	Maturity	USD	10,000,000	05/19/26	—	—	695,302	695,302
Bank of America Corp.	2.762%	Fixed	CPI	Maturity	USD	22,000,000	07/06/29	—	—	61,738	61,738
Bank of America Corp.	2.746%	Fixed	CPI	Maturity	USD	12,000,000	08/13/26	—	—	688,468	688,468
Bank of America Corp.	2.736%	Fixed	CPI	Maturity	USD	12,000,000	07/29/26	—	—	739,294	739,294
Bank of America Corp.	2.717%	Fixed	CPI	Maturity	USD	8,000,000	05/25/26	—	—	592,772	592,772
Bank of America Corp.	2.679%	Fixed	CPI	Maturity	USD	13,000,000	07/19/26	—	—	863,043	863,043
Bank of America Corp.	2.627%	Fixed	CPI	Maturity	USD	10,000,000	04/14/24	—	—	871,270	871,270
Bank of America Corp.	2.554%	Fixed	CPI	Maturity	USD	10,000,000	06/10/29	—	—	791,873	791,873
Bank of America Corp.	2.545%	Fixed	CPI	Maturity	USD	8,000,000	07/01/28	—	—	610,390	610,390
Bank of America Corp.	2.498%	Fixed	CPI	Maturity	USD	10,000,000	06/24/29	—	—	812,113	812,113
Bank of America Corp.	2.489%	Fixed	CPI	Maturity	USD	9,000,000	06/16/31	—	—	748,107	748,107
Bank of America Corp.	2.489%	Fixed	CPI	Maturity	USD	17,000,000	06/30/31	—	—	1,370,075	1,370,075
Bank of America Corp.	2.373%	Fixed	CPI	Maturity	USD	18,000,000	07/13/26	—	—	1,485,781	1,485,781
Bank of America Corp.	2.350%	Fixed	CPI	Maturity	USD	14,000,000	09/20/26	—	—	1,179,979	1,179,979
Bank of America Corp.	2.349%	Fixed	CPI	Maturity	USD	14,000,000	08/13/27	—	—	1,195,940	1,195,940
Bank of America Corp.	2.244%	Fixed	CPI	Maturity	USD	15,000,000	11/01/27	—	—	1,467,235	1,467,235
Bank of America Corp.	2.195%	Fixed	CPI	Maturity	USD	15,000,000	01/09/24	—	—	1,496,642	1,496,642

25

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.193%	Fixed	CPI	Maturity	USD	14,000,000	03/29/25	—	—	$1,345,974	$1,345,974
Bank of America Corp.	2.187%	Fixed	CPI	Maturity	USD	20,000,000	11/20/25	—	—	1,932,280	1,932,280
Bank of America Corp.	2.177%	Fixed	CPI	Maturity	USD	11,000,000	09/20/27	—	—	1,242,450	1,242,450
Bank of America Corp.	2.149%	Fixed	CPI	Maturity	USD	14,000,000	08/10/27	—	—	1,596,801	1,596,801
Bank of America Corp.	2.064%	Fixed	CPI	Maturity	USD	13,000,000	10/24/24	—	—	1,455,324	1,455,324
Bank of America Corp.	2.029%	Fixed	CPI	Maturity	USD	15,000,000	05/24/25	—	—	1,710,631	1,710,631
Bank of America Corp.	2.004%	Fixed	CPI	Maturity	USD	14,000,000	06/13/25	—	—	1,633,762	1,633,762
Bank of America Corp.	1.998%	Fixed	CPI	Maturity	USD	32,000,000	01/13/24	—	—	243,845	243,845
Bank of America Corp.	1.971%	Fixed	CPI	Maturity	USD	25,000,000	02/21/25	—	—	2,761,618	2,761,618
Bank of America Corp.	1.715%	Fixed	CPI	Maturity	USD	11,000,000	09/28/23	—	—	1,552,969	1,552,969
Bank of America Corp.	1.033%	Fixed	CPI	Maturity	USD	11,000,000	06/09/23	—	—	1,553,478	1,553,478
Bank of America Corp.	0.022%	Fixed	CPI	Maturity	USD	16,000,000	02/14/24	—	—	1,587,089	1,587,089
Citibank, N.A.	3.300%	Fixed	CPI	Maturity	USD	32,000,000	08/17/23	—	—	83,983	83,983
Citibank, N.A.	3.290%	Fixed	CPI	Maturity	USD	37,000,000	11/07/23	—	—	11,718	11,718
Citibank, N.A.	2.855%	Fixed	CPI	Maturity	USD	10,000,000	09/09/24	—	—	544,282	544,282
Citibank, N.A.	2.805%	Fixed	CPI	Maturity	USD	20,000,000	08/23/23	—	—	1,357,603	1,357,603
Citibank, N.A.	2.780%	Fixed	CPI	Maturity	USD	31,000,000	09/21/23	—	—	121,420	121,420
Citibank, N.A.	2.670%	Fixed	CPI	Maturity	USD	42,000,000	12/14/23	—	—	150,516	150,516
Citibank, N.A.	2.390%	Fixed	CPI	Maturity	USD	40,000,000	09/28/23	—	—	326,057	326,057
Citibank, N.A.	2.367%	Fixed	CPI	Maturity	USD	10,000,000	05/04/28	—	—	857,669	857,669
Citibank, N.A.	2.171%	Fixed	CPI	Maturity	USD	11,000,000	04/07/24	—	—	1,069,299	1,069,299
Citibank, N.A.	2.148%	Fixed	CPI	Maturity	USD	19,000,000	01/04/24	—	—	1,942,444	1,942,444
Citibank, N.A.	2.141%	Fixed	CPI	Maturity	USD	17,000,000	04/16/28	—	—	1,942,129	1,942,129
Citibank, N.A.	2.114%	Fixed	CPI	Maturity	USD	14,000,000	12/19/23	—	—	1,495,606	1,495,606
Citibank, N.A.	2.113%	Fixed	CPI	Maturity	USD	11,000,000	05/02/24	—	—	1,114,767	1,114,767
Citibank, N.A.	2.113%	Fixed	CPI	Maturity	USD	27,000,000	12/21/24	—	—	2,794,521	2,794,521
Citibank, N.A.	2.103%	Fixed	CPI	Maturity	USD	11,000,000	11/21/26	—	—	1,238,427	1,238,427
Citibank, N.A.	2.100%	Fixed	CPI	Maturity	USD	18,000,000	12/11/25	—	—	1,931,280	1,931,280
Citibank, N.A.	2.099%	Fixed	CPI	Maturity	USD	48,000,000	01/10/24	—	—	323,203	323,203
Citibank, N.A.	2.005%	Fixed	CPI	Maturity	USD	12,000,000	11/09/25	—	—	1,452,849	1,452,849
Citibank, N.A.	1.986%	Fixed	CPI	Maturity	USD	20,000,000	07/24/23	—	—	2,318,549	2,318,549
Citibank, N.A.	1.789%	Fixed	CPI	Maturity	USD	21,000,000	03/31/24	—	—	2,869,322	2,869,322
Citibank, N.A.	1.752%	Fixed	CPI	Maturity	USD	17,000,000	05/20/23	—	—	2,354,994	2,354,994
Citibank, N.A.	1.678%	Fixed	CPI	Maturity	USD	15,000,000	06/17/23	—	—	1,782,888	1,782,888
Citibank, N.A.	1.675%	Fixed	CPI	Maturity	USD	20,000,000	09/03/24	—	—	2,449,068	2,449,068
Citibank, N.A	1.558%	Fixed	CPI	Maturity	USD	7,000,000	07/17/25	—	—	1,029,847	1,029,847
Citibank, N.A	0.680%	Fixed	CPI	Maturity	USD	25,000,000	05/22/23	—	—	3,657,249	3,657,249
Intercontinental Exchange, Inc.	2.920%	Fixed	CPI	Maturity	USD	37,000,000	11/16/23	—	—	129,692	129,692
Intercontinental Exchange, Inc.	2.375%	Fixed	CPI	Maturity	USD	27,000,000	10/04/23	—	—	229,287	229,287
Morgan Stanley and Co. International	3.090%	Fixed	CPI	Maturity	USD	11,000,000	02/25/27	—	—	137,529	137,529

26

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Morgan Stanley and Co. International	2.847%	Fixed	CPI	Maturity	USD	51,000,000	07/18/26	—	—	$121,040	$121,040

Total Appreciation										$79,329,629	$79,329,629
Bank of America Corp.	3.595%	Fixed	CPI	Maturity	USD	16,000,000	03/21/27	—	—	(252,474)	(252,474)
Bank of America Corp.	3.270%	Fixed	CPI	Maturity	USD	25,000,000	08/12/24	—	—	(133,077)	(133,077)
Bank of America Corp.	3.037%	Fixed	CPI	Maturity	USD	23,000,000	05/12/29	—	—	(152,528)	(152,528)
Citibank, N.A.	3.700%	Fixed	CPI	Maturity	USD	36,000,000	04/21/26	—	—	(509,917)	(509,917)
Morgan Stanley and Co. International	3.550%	Fixed	CPI	Maturity	USD	10,000,000	03/04/26	—	—	(7,652)	(7,652)
Morgan Stanley and Co. International	3.495%	Fixed	CPI	Maturity	USD	32,000,000	04/28/27	—	—	(536,779)	(536,779)
Morgan Stanley and Co. International	3.267%	Fixed	CPI	Maturity	USD	43,000,000	05/31/27	—	—	(636,483)	(636,483)
Morgan Stanley and Co. International	3.170%	Fixed	CPI	Maturity	USD	22,000,000	04/11/29	—	—	(211,332)	(211,332)
Morgan Stanley and Co. International	2.740%	Fixed	CPI	Maturity	USD	24,000,000	03/31/24	—	—	(36,829)	(36,829)

Total (Depreciation)										$(2,477,071)	$(2,477,071)

Total Appreciation (Depreciation)										$76,852,558	$76,852,558

*	As of April 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $55,756,736 in connection with open inflation swap contracts.

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	—	$3,197,542	—	$3,197,542
Municipal Bonds	—	1,559,137,456	—	1,559,137,456
Investment Companies	$382	—	—	382
Swap Agreements**	—	76,852,558	—	76,852,558

TOTAL	$382	$1,639,187,556	—	$1,639,187,938

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

27

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face Amount^ (000)	Value†
MUNICIPAL BONDS — (99.0%)
CALIFORNIA — (99.0%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/30	1,585	$1,607,530
Albany Unified School District (GO)
5.000%, 08/01/25	255	268,011
Alhambra Unified School District (GO) Series B
5.000%, 08/01/23	100	100,489
Antelope Valley Community College District (GO) Series A
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	2,295	2,352,789
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	695	768,541
Berryessa Union School District (GO) Series B
5.000%, 08/01/23	100	100,459
Burbank Unified School District (GO)
5.000%, 08/01/24	565	579,367
Cajon Valley Union School District (GO)
5.000%, 08/01/24	350	358,813
California Health Facilities Financing Authority (RB)
5.000%, 02/01/34	1,000	1,073,079
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/26	700	756,056
5.000%, 11/15/29	1,185	1,300,901
¤ 5.000%, 08/15/52 (Pre-refunded @ $100, 8/15/23)	1,000	1,005,150
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	115	128,370

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/30	200	$219,720
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/24	815	842,445
California State Department of Water Resources (RB) Series BB
5.000%, 12/01/25	35	37,051
California State Public Works Board (RB) Series A
5.000%, 08/01/27	2,000	2,198,879
5.000%, 02/01/28	860	954,994
California State Public Works Board (RB) Series B
5.000%, 12/01/23	1,000	1,012,625
California State Public Works Board (RB) Series C
5.000%, 11/01/25	1,380	1,457,611
5.000%, 11/01/28	1,000	1,129,529
California State Public Works Board (RB) Series D
5.000%, 11/01/26	1,125	1,217,863
5.000%, 05/01/28	1,000	1,116,941
California State Public Works Board (RB) Series H
5.000%, 12/01/26	2,480	2,630,213
California State University (RB) Series
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/24)	760	783,779
California State University (RB) Series A
5.000%, 11/01/23	375	378,515
5.000%, 11/01/24	1,005	1,036,146
5.000%, 11/01/25	320	338,156
3.250%, 11/01/28	2,510	2,552,758
3.375%, 11/01/29	3,500	3,568,798

28

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
California Statewide Communities Development Authority (RB) Series A
5.000%, 03/01/27	625	$655,072
Carlsbad Unified School District (GO)
5.000%, 08/01/26	310	332,998
Carlsbad Unified School District (COP)
4.000%, 10/01/27	100	105,728
4.000%, 10/01/28	100	107,366
4.000%, 10/01/29	55	59,839
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/34	1,000	1,032,151
Chino Valley Unified School District (GO) Series C
4.000%, 08/01/27	350	371,252
City & County of San Francisco (COP)
5.000%, 04/01/25	410	427,424
5.000%, 04/01/26	330	352,601
City & County of San Francisco (GO) Series A
5.000%, 06/15/24	800	818,409
City of Grover Beach (GO)
5.000%, 09/01/26	345	370,206
City of Grover Beach (GO) Series B
5.000%, 09/01/27	445	488,859
City of Long Beach CA Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/29	200	229,061
City of Los Angeles (RN)
4.000%, 06/29/23	2,000	2,002,606
City of Los Angeles Department of Airports (RB) Series I
5.000%, 05/15/25	780	815,531
City of Pacifica (COP)
5.000%, 01/01/24	250	253,144
City of Pittsburg Water Revenue (RB) Series A
5.000%, 08/01/24	275	281,482
City of Rancho Cordova (ST)
5.000%, 09/01/26	205	218,225

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/37	1,000	$1,105,108
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
4.000%, 11/01/30	2,625	2,762,983
5.000%, 11/01/35	620	667,896
City of San Francisco Public Utilities Commission Water Revenue (RB) Series D
5.000%, 11/01/25	270	285,722
5.000%, 11/01/26	195	211,300
City of San Mateo (ST) (BAM)
5.000%, 09/01/29	400	445,916
Coast Community College District (GO) Series A
5.000%, 08/01/23	1,515	1,521,765
Conejo Valley Unified School District (GO) Series B
4.000%, 08/01/27	525	554,704
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/24	2,800	2,846,253
5.000%, 03/01/32	605	634,372
County of Riverside CA (RN) Series A
3.700%, 10/19/23	380	380,628
Culver City Unified School District (GO) Series C
8.000%, 08/01/23	460	465,412
Davis Joint Unified School District (COP) (AGM)
4.000%, 08/01/27	1,625	1,671,998
Desert Community College District (GO)
5.000%, 08/01/28	2,000	2,215,439
Desert Sands Unified School District (GO) Series E
5.000%, 06/01/23	375	375,533
Dublin Unified School District (GO) Series A-2
5.000%, 08/01/24	990	1,014,560

29

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
East Bay Municipal Utility District Wastewater System Revenue (RB) Series B
5.000%, 06/01/27	100	$110,215
5.000%, 06/01/28	125	141,085
East Bay Municipal Utility District Water System Revenue (RB) Series B
5.000%, 06/01/25	1,785	1,870,472
East Bay Regional Park District (GO) Series A-1
5.000%, 09/01/23	1,490	1,499,301
East Side Union High School District (GO)
5.000%, 08/01/27	265	292,589
5.000%, 08/01/28	300	339,002
East Side Union High School District (GO) Series B
5.000%, 08/01/33	975	1,034,526
El Monte Union High School District (GO)
5.000%, 06/01/24	270	275,821
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	400	408,695
Emery Unified School District (GO)
5.000%, 08/01/27	600	661,191
Evergreen School District (GO)
3.000%, 08/01/25	745	747,364
Fairfield-Suisun Unified School District (GO)
5.000%, 08/01/26	695	747,684
Foothill-De Anza Community College District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/23)	550	563,849
Fremont Unified School District/Alameda County (GO) Series E
5.000%, 08/01/27	1,675	1,849,385

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
Fremont Union High School District (GO)
¤ 4.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	4,500	$4,509,030
Fremont Union High School District (GO) Series A
2.000%, 08/01/23	770	767,278
Fresno Unified School District (GO)
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/24)	2,000	2,051,848
Fresno Unified School District (GO) Series A
4.000%, 08/01/28	1,000	1,072,689
Gilroy School Facilities Financing Authority (RB) Series A
¤ 4.000%, 08/01/47 (Pre-refunded @ $100, 8/1/23)	615	616,234
Golden State Tobacco Securitization Corp. (RB) (ST APPROP) Series A
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	5,025	5,261,450
Grossmont Healthcare District (GO) Series C
5.000%, 07/15/23	1,000	1,003,618
Hayward Area Recreation & Park District (GO) Series
5.000%, 08/01/24	315	323,049
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/28	265	294,001
Inglewood Unified School District (GO) (AGM) Series A
4.000%, 08/01/24	555	560,662
Kern High School District (GO) Series E
4.000%, 08/01/24	200	202,311
La Quinta Redevelopment Agency Successor Agency (TAN) Series A
¤ 5.000%, 09/01/30 (Pre-refunded @ $100, 9/1/23)	1,000	1,005,844

30

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/24	750	$759,213
4.000%, 08/01/25	390	400,246
4.000%, 08/01/26	330	343,526
Lodi Unified School District (GO)
5.000%, 08/01/27	600	662,211
5.000%, 08/01/28	500	564,740
Long Beach Community College District (GO) Series D
4.000%, 08/01/24	500	506,020
4.000%, 08/01/25	530	544,041
Los Alamitos Unified School District (GO) Series A
3.000%, 08/01/37	1,175	1,081,399
Los Angeles Community College District (GO) Series A
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/24)	1,170	1,199,461
Los Angeles Community College District (GO) Series C
5.000%, 06/01/26	580	623,208
Los Angeles Community College District (GO) Series C-1
5.000%, 08/01/24	1,110	1,138,363
Los Angeles County Metropolitan Transportation Authority (RB)
5.000%, 07/01/25	1,910	2,005,503
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/25	970	1,018,083
5.000%, 07/01/27	815	899,746
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB)
5.000%, 07/01/24	400	409,573

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 07/01/24	625	$639,958
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series B
5.000%, 07/01/23	1,000	1,002,923
Los Angeles County Public Works Financing Authority (RB) Series D
5.000%, 12/01/28	1,270	1,352,422
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/24	270	279,262
5.000%, 12/01/25	240	254,497
Los Angeles County Public Works Financing Authority (RB) Series G
5.000%, 12/01/28	625	713,567
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/23	805	807,406
5.000%, 07/01/27	1,840	2,027,487
5.000%, 07/01/31	1,275	1,427,128
Los Angeles Department of Water & Power (RB) Series B
5.000%, 07/01/24	1,000	1,023,354
Los Angeles Department of Water & Power (RB) Series C
4.000%, 07/01/26	1,000	1,043,240
5.000%, 07/01/28	515	581,355
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/26	550	591,002
5.000%, 07/01/30	750	801,132
Los Angeles Department of Water & Power Power System Revenue (RB) Series D
5.000%, 07/01/27	1,000	1,101,895

31

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/24	250	$256,070
5.000%, 07/01/25	50	52,468
5.000%, 07/01/26	1,015	1,080,181
5.000%, 07/01/33	1,405	1,501,507
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
5.000%, 07/01/29	350	383,198
Los Angeles Department of Water & Power Water System Revenue (RB) Series C
5.000%, 07/01/26	345	370,719
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/23	525	526,569
5.000%, 07/01/24	455	465,626
5.000%, 07/01/25	2,305	2,417,769
5.000%, 07/01/26	1,575	1,693,409
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	300	330,819
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/27	2,615	2,698,279
Los Angeles Unified School District (COP) (BAM) Series A
5.000%, 10/01/27	1,050	1,155,688
Los Rios Community College District (GO)
5.000%, 08/01/28	660	745,805
Marin Community College District (GO)
¤ 3.500%, 08/01/38 (Pre-refunded @ $100, 8/1/25)	1,750	1,784,714
Metropolitan Water District of Southern California (RB) Series A
5.000%, 10/01/28	1,000	1,139,361
Metropolitan Water District of Southern California (RB) Series B
3.000%, 07/01/28	2,205	2,277,947

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
Millbrae Public Financing Authority (RB)
5.000%, 12/01/25	390	$411,258
5.000%, 12/01/26	265	286,052
5.000%, 12/01/27	385	425,364
Modesto Irrigation District (RB) Series B
5.000%, 10/01/24	650	668,527
Montebello Unified School District (GO) Series
5.000%, 08/01/23	130	130,506
Montebello Unified School District (GO) (BAM) Series A
5.000%, 08/01/28	680	759,855
Morongo Unified School District (GO) Series A
5.000%, 08/01/25	20	21,021
5.000%, 08/01/26	280	301,225
5.000%, 08/01/27	130	143,258
Mount Diablo Unified School District (GO) Series B
5.000%, 08/01/27	250	276,134
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	130	129,880
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/23	760	767,388
5.000%, 11/01/24	505	521,176
Murrieta Valley Unified School District (GO) (AGM)
5.000%, 09/01/24	265	272,200
New Haven Unified School District (GO)
5.000%, 08/01/26	225	242,566
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/27	150	165,795
5.000%, 12/01/28	175	197,353
Northern California Transmission Agency (RB) Series A
5.000%, 05/01/24	280	285,099
Northern Humboldt Union High School District (GO)
4.000%, 08/01/25	120	123,047

32

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
Oakdale Joint Unified School District (GO)
4.000%, 08/01/23	400	$400,862
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/25	1,075	1,125,053
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/28	320	343,639
Oakland Unified School District/Alameda County (GO) Series
5.000%, 08/01/28	1,000	1,049,310
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/25	200	208,867
Orange County Sanitation District (RB) Series A
5.000%, 02/01/33	860	923,799
Pacific Grove Unified School District (GO)
3.000%, 08/01/26	210	211,841
Palm Springs Financing Authority (RB)
5.000%, 11/01/25	275	289,444
Palomar Community College District (GO)
5.000%, 05/01/23	200	200,000
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/25)	580	606,097
Pasadena Unified School District (GO)
5.000%, 08/01/26	560	602,450
Pasadena Unified School District (GO) Series B
5.000%, 08/01/26	1,015	1,091,941
Peralta Community College District (GO) Series A
5.000%, 08/01/25	700	714,858
5.000%, 08/01/29	1,930	1,970,727
Placentia-Yorba Linda Unified School District (GO)
5.000%, 08/01/23	205	205,946
Pleasanton Unified School District (GO)
5.000%, 08/01/24	560	574,795

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
Pomona Unified School District (GO)
5.000%, 08/01/29	350	$403,248
Redondo Beach Unified School District (GO) (AGM) Series A
5.000%, 08/01/23	255	256,139
Reed Union School District (GO)
4.000%, 08/01/26	250	261,926
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.000%, 05/15/25 (Pre-refunded @ $100, 5/15/23)	530	530,325
¤ 5.250%, 05/15/27 (Pre-refunded @ $100, 5/15/23)	260	260,182
Rio Elementary School District Community Facilities District (ST)
¤ 5.000%, 09/01/28 (Pre-refunded @ $100, 9/1/24)	1,000	1,026,508
Riverside County Transportation Commission Sales Tax Revenue (RB) Series A
¤ 5.250%, 06/01/39 (Pre-refunded @ $100, 6/1/23)	2,015	2,018,247
Ross Valley Public Financing Authority (RB)
5.000%, 01/01/25	410	423,328
Sacramento City Unified School District (GO) (AGM)
4.000%, 07/01/28	615	647,642
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/28	500	564,422
Sacramento Municipal Utility District (RB) Series J
5.000%, 08/15/28	750	850,678

33

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
San Bernardino Community College District (GO) Series A
¤ 4.000%, 08/01/29 (Pre-refunded @ $100, 8/1/23)	1,000	$1,002,007
San Diego Association of Governments (RB) Series A
5.000%, 11/15/25	570	587,955
San Diego Community College District (GO)
5.000%, 08/01/23	500	502,233
5.000%, 08/01/26	1,725	1,861,357
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	1,500	1,506,660
San Diego County Regional Transportation Commission (RB) Series A
¤ 5.000%, 04/01/44 (Pre-refunded @ $100, 4/1/24)	675	687,115
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	959,351
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	170	182,538
5.000%, 05/01/27	115	126,767
San Diego Unified School District (GO) (AGM) Series F-1
5.250%, 07/01/27	475	527,270
San Diego Unified School District (GO) Series F-2
5.000%, 07/01/23	900	902,615
San Diego Unified School District (GO) Series M-2
5.000%, 07/01/24	1,500	1,534,165
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	240	257,816
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
5.000%, 05/01/28	530	595,158

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series B
5.000%, 10/01/29	2,000	$2,320,922
San Francisco Community College District (GO)
5.000%, 06/15/24	1,360	1,388,272
San Francisco Unified School District (GO)
5.000%, 06/15/23	2,905	2,911,189
5.000%, 06/15/28	1,850	2,084,295
San Francisco Unified School District (GO) Series A
5.000%, 06/15/25	710	743,355
5.000%, 06/15/26	880	942,388
San Francisco Unified School District (GO) Series B
4.000%, 06/15/28	1,500	1,609,892
San Francisco Unified School District (GO) Series C
5.000%, 06/15/28	1,160	1,306,909
San Gabriel Unified School District (GO) Series A
5.000%, 08/01/25	240	252,246
San Jose Evergreen Community College District (GO) Series C
5.000%, 09/01/24	390	401,474
San Luis Obispo County Community College District (GO) Series C
4.000%, 08/01/23	2,000	2,003,964
San Luis Obispo County Financing Authority (RB) Series A
5.000%, 11/15/24	250	258,104
5.000%, 11/15/25	560	592,191
San Mateo Foster City Public Financing Authority (RB) Series B
5.000%, 08/01/25	800	839,746
San Mateo Joint Powers Financing Authority (RB) Series A
5.000%, 07/15/26	1,000	1,068,270

34

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
San Mateo Union High School District (GO) Series C
4.000%, 09/01/26	320	$335,336
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	150	170,478
San Rafael City High School District (GO) Series B
5.000%, 08/01/27	145	160,220
Santa Ana College Improvement District #1 Rancho Santiago Community College Dist (GO) Series A
¤ 5.000%, 08/01/39 (Pre-refunded @ $100, 8/1/24)	670	686,871
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	1,015	1,060,669
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 06/01/26	420	451,548
Santa County Clara (GO) Series C
5.000%, 08/01/26	1,150	1,240,904
Santa Cruz City Elementary School District (GO) Series C
3.000%, 08/01/25	1,150	1,156,834
Santa Monica Community College District (GO) Series B
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/24)	545	559,264
Santee School District (GO)
5.000%, 08/01/24	290	297,374
Scotts Valley Unified School District (GO) Series B
4.000%, 08/01/24	150	151,769
5.000%, 08/01/26	250	268,951
Scotts Valley Unified School District (GO) Series C
4.000%, 08/01/25	325	333,610

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
Silicon Valley Clean Water (RB)
¤ 5.000%, 02/01/39 (Pre-refunded @ $100, 2/1/24)	595	$603,584
¤ 5.000%, 02/01/44 (Pre-refunded @ $100, 2/1/24)	1,455	1,475,990
Simi Valley Unified School District (GO) Series C
5.000%, 08/01/24	1,000	1,025,800
Southwestern Community College District (GO) Series B
4.000%, 08/01/25	260	266,602
Southwestern Community College District (GO) Series C
3.000%, 08/01/23	730	729,561
Southwestern Community College District (GO) Series D
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/25)	1,045	1,098,555
State Center Community College District (GO) Series C
5.000%, 08/01/24	385	395,172
State of California (GO)
5.000%, 08/01/23	585	587,758
5.000%, 09/01/23	800	805,100
5.000%, 11/01/23	1,500	1,514,730
4.000%, 03/01/24	3,700	3,731,624
5.000%, 04/01/24	2,900	2,953,367
5.000%, 09/01/24	1,000	1,026,905
5.000%, 10/01/24	1,250	1,286,156
4.000%, 11/01/24	310	315,096
5.000%, 11/01/24	795	819,638
5.000%, 12/01/24	1,645	1,663,322
5.000%, 10/01/25	1,710	1,800,056
5.000%, 11/01/25	1,825	1,841,387
3.000%, 03/01/26	1,250	1,253,287
5.000%, 08/01/26	4,510	4,840,210
~ 5.000%, 08/01/26	2,575	2,763,535
5.000%, 09/01/26	2,525	2,715,322
4.000%, 11/01/26	1,735	1,812,360
5.000%, 12/01/26	255	275,893
3.500%, 08/01/27	8,905	9,158,468
5.000%, 08/01/27	5,695	6,254,078
5.000%, 11/01/27	245	270,616
5.000%, 04/01/28	1,685	1,879,212

35

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
5.000%, 08/01/28	2,815	$3,163,216
5.000%, 11/01/29	2,000	2,218,198
State of California (GO) Series C
5.000%, 12/01/27	2,230	2,467,867
State of California (GO) (AMBAC)
5.000%, 02/01/27	655	710,823
Stockton Unified School District (GO)
5.000%, 08/01/26	1,835	1,950,897
Sweetwater Union High School District (GO) (BAM)
5.000%, 08/01/26	275	280,973
5.000%, 08/01/28	2,000	2,042,698
Sylvan Union School District (GO)
5.000%, 08/01/26	620	666,998
Sylvan Union School District (GO) Series C
5.000%, 08/01/25	380	399,389
Tahoe-Truckee Unified School District (GO) Series B
5.000%, 08/01/26	100	107,742
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	425	444,953
Union Elementary School District (GO) Series A
¤ 5.000%, 09/01/44 (Pre-refunded @ $100, 9/1/24)	500	513,584
Union Sanitary District Financing Authority (RB) Series A
4.000%, 09/01/23	1,055	1,057,942
University of California (RB) Series AO
5.000%, 05/15/27	3,550	3,728,521

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
University of California (RB) Series BN
5.000%, 05/15/24	7,000	$7,145,395
Ventura County Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	1,060	1,114,324
Washington Union School District/Monterey County (GO)
5.000%, 08/01/27	135	147,740
West Basin Municipal Water District (RB) Series A
5.000%, 08/01/26	450	483,820
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/23	3,390	3,405,391
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/27	220	243,561

TOTAL MUNICIPAL BONDS (Cost $283,068,468)		279,025,850

CERTIFICATES OF DEPOSIT — (1.0%)
California Educational Facilities Authority
2.850%, 06/08/23	1,000	999,372
2.600%, 06/07/23	1,920	1,918,525

TOTAL CERTIFICATES OF DEPOSIT (Cost $2,920,000)		2,917,897

TOTAL INVESTMENTS — (100.0%) (Cost $285,988,468)		$281,943,747

As of April 30, 2023, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.204%	Fixed	CPI	Maturity	USD 6,000,000	11/16/27	—	—	$109,583	$109,583

36

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.030%	Fixed	CPI	Maturity	USD	6,000,000	05/17/23	—	—	$479,212	$479,212
Bank of America Corp.	3.020%	Fixed	CPI	Maturity	USD	9,000,000	12/30/25	—	—	274,110	274,110
Bank of America Corp.	2.940%	Fixed	CPI	Maturity	USD	5,000,000	10/19/26	—	—	193,925	193,925
Bank of America Corp.	2.915%	Fixed	CPI	Maturity	USD	5,000,000	12/09/27	—	—	163,367	163,367
Bank of America Corp.	2.910%	Fixed	CPI	Maturity	USD	4,000,000	01/05/29	—	—	89,938	89,938
Bank of America Corp.	2.847%	Fixed	CPI	Maturity	USD	5,000,000	12/27/27	—	—	159,150	159,150
Bank of America Corp.	2.827%	Fixed	CPI	Maturity	USD	4,000,000	01/11/28	—	—	118,651	118,651
Bank of America Corp.	2.737%	Fixed	CPI	Maturity	USD	10,000,000	08/05/26	—	—	598,821	598,821
Bank of America Corp.	2.581%	Fixed	CPI	Maturity	USD	4,000,000	06/18/28	—	—	304,496	304,496
Bank of America Corp.	2.578%	Fixed	CPI	Maturity	USD	5,000,000	07/15/29	—	—	355,604	355,604
Bank of America Corp.	2.497%	Fixed	CPI	Maturity	USD	10,000,000	06/28/29	—	—	804,624	804,624
Bank of America Corp.	2.367%	Fixed	CPI	Maturity	USD	6,000,000	07/17/25	—	—	490,482	490,482
Bank of America Corp.	2.317%	Fixed	CPI	Maturity	USD	6,000,000	05/09/25	—	—	549,072	549,072
Bank of America Corp.	2.265%	Fixed	CPI	Maturity	USD	7,000,000	02/23/24	—	—	652,588	652,588
Bank of America Corp.	2.065%	Fixed	CPI	Maturity	USD	9,000,000	12/12/26	—	—	980,138	980,138
Bank of America Corp.	2.063%	Fixed	CPI	Maturity	USD	4,000,000	11/08/23	—	—	448,126	448,126
Bank of America Corp.	1.968%	Fixed	CPI	Maturity	USD	10,000,000	01/11/24	—	—	80,015	80,015
Bank of America Corp.	1.961%	Fixed	CPI	Maturity	USD	4,000,000	12/17/24	—	—	452,773	452,773
Bank of America Corp.	1.885%	Fixed	CPI	Maturity	USD	8,000,000	01/22/24	—	—	890,573	890,573
Citibank, N.A.	4.233%	Fixed	CPI	Maturity	USD	12,000,000	03/09/24	—	—	113,088	113,088
Citibank, N.A.	3.361%	Fixed	CPI	Maturity	USD	8,000,000	01/20/24	—	—	271,285	271,285
Citibank, N.A.	3.244%	Fixed	CPI	Maturity	USD	4,000,000	02/15/25	—	—	84,303	84,303
Citibank, N.A.	2.924%	Fixed	CPI	Maturity	USD	5,000,000	09/14/24	—	—	258,685	258,685
Citibank, N.A.	2.687%	Fixed	CPI	Maturity	USD	5,000,000	11/21/23	—	—	27,677	27,677
Citibank, N.A.	2.670%	Fixed	CPI	Maturity	USD	16,000,000	12/14/23	—	—	57,340	57,340
Citibank, N.A.	2.313%	Fixed	CPI	Maturity	USD	7,000,000	07/24/23	—	—	613,199	613,199
Citibank, N.A.	1.986%	Fixed	CPI	Maturity	USD	6,000,000	02/20/26	—	—	683,400	683,400
Citibank, N.A.	1.808%	Fixed	CPI	Maturity	USD	4,000,000	07/01/25	—	—	476,299	476,299
Citibank, N.A.	1.635%	Fixed	CPI	Maturity	USD	4,000,000	07/27/24	—	—	551,523	551,523
Citibank, N.A.	0.723%	Fixed	CPI	Maturity	USD	7,000,000	05/28/23	—	—	1,024,241	1,024,241
Morgan Stanley and Co. International	2.270%	Fixed	CPI	Maturity	USD	11,000,000	01/27/24	—	—	55,458	55,458

Total Appreciation										$12,411,746	$12,411,746
Bank of America Corp.	3.307%	Fixed	CPI	Maturity	USD	7,000,000	05/16/26	—	—	(29,238)	(29,238)
Bank of America Corp.	3.200%	Fixed	CPI	Maturity	USD	7,000,000	05/12/27	—	—	(39,740)	(39,740)

37

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.185%	Fixed	CPI	Maturity	USD	6,000,000	06/07/28	—	—	$(103,874)	$(103,874)
Bank of America Corp.	3.175%	Fixed	CPI	Maturity	USD	6,000,000	05/27/27	—	—	(51,814)	(51,814)
Bank of America Corp.	3.075%	Fixed	CPI	Maturity	USD	12,000,000	02/23/24	—	—	(6,616)	(6,616)
Bank of America Corp.	2.732%	Fixed	CPI	Maturity	USD	5,000,000	10/20/29	—	—	(53,089)	(53,089)
Intercontinental Exchange, Inc.	2.964%	Fixed	CPI	Maturity	USD	6,000,000	11/09/26	—	—	(84,925)	(84,925)
Intercontinental Exchange, Inc.	2.792%	Fixed	CPI	Maturity	USD	5,000,000	10/20/27	—	—	(52,250)	(52,250)
Morgan Stanley and Co. International	3.875%	Fixed	CPI	Maturity	USD	4,000,000	05/09/25	—	—	(45,485)	(45,485)
Morgan Stanley and Co. International	3.510%	Fixed	CPI	Maturity	USD	9,000,000	05/17/26	—	—	(113,680)	(113,680)
Morgan Stanley and Co. International	2.740%	Fixed	CPI	Maturity	USD	5,000,000	03/31/24	—	—	(7,673)	(7,673)

Total (Depreciation)										$(588,384)	$(588,384)

Total Appreciation (Depreciation)										$11,823,362	$11,823,362

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	—	$2,917,897	—	$2,917,897
Municipal Bonds	—	279,025,850	—	279,025,850
Swap Agreements**	—	11,823,362	—	11,823,362

TOTAL	—	$293,767,109	—	$293,767,109

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

38

DFA MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face Amount^ (000)	Value†
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.7%)
Alabama State (GO) Series A
5.000%, 08/01/23	300	$301,302
Tuscaloosa County Board of Education (ST)
¤ 5.000%, 02/01/43 (Pre-refunded @ $100, 2/1/27)	1,525	1,659,524
Water Works Board of the City of Birmingham (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,000	1,034,488
Water Works Board of the City of Birmingham (RB) Series B
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 1/1/27)	1,415	1,536,623

TOTAL ALABAMA		4,531,937

ALASKA — (0.2%)
Municipality of Anchorage (GO) Series A
5.000%, 09/01/23	1,140	1,146,662
5.000%, 09/01/33	315	350,511

TOTAL ALASKA		1,497,173

ARIZONA — (0.5%)
City of Phoenix (GO)
5.000%, 07/01/24	240	245,466
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/25	435	455,346
Maricopa County Union High School District No. 210-Phoenix (GO) Series B
5.000%, 07/01/25	2,010	2,101,852

TOTAL ARIZONA		2,802,664

	Face Amount^ (000)	Value†
CALIFORNIA — (2.7%)
California State (GO)
4.000%, 10/01/36	1,000	$1,046,977
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/25	1,500	1,573,385
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/23	140	140,414
State of California (GO)
3.000%, 03/01/26	1,000	1,002,630
5.000%, 09/01/26	1,000	1,075,375
3.500%, 08/01/27	5,000	5,142,318
5.000%, 08/01/27	270	296,506
5.000%, 10/01/27	2,000	2,204,824
5.000%, 04/01/29	1,000	1,140,719
5.000%, 10/01/29	3,045	3,264,248

TOTAL CALIFORNIA		16,887,396

COLORADO — (1.9%)
Board of Water Commissioners City & County of Denver (RB) Series A
5.000%, 12/15/25	1,515	1,599,000
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	1,000	1,015,996
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/26	575	622,058
Colorado Health Facilities Authority, Revenue Bonds (RB) Series A
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	1,840	1,921,254
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	4,150	4,386,825

39

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
COLORADO — (Continued)
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	550	$568,089
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/26	175	189,650
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	320	338,343
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
5.000%, 12/01/29	650	750,819

TOTAL COLORADO		11,392,034

CONNECTICUT — (0.8%)
City of Waterbury (GO) Series B
4.000%, 09/01/23	500	501,312
Town of Greenwich (GO) Series A
5.000%, 01/15/25	2,925	3,035,702
Town of South Windsor (GO) Series B
4.000%, 12/15/25	1,345	1,390,657

TOTAL CONNECTICUT		4,927,671

DELAWARE — (0.2%)
Delaware State (GO) Series B
5.000%, 07/01/24	780	797,405
Kent County (GO)
4.000%, 09/01/24	415	420,955

TOTAL DELAWARE		1,218,360

DISTRICT OF COLUMBIA — (0.4%)
District of Columbia (GO) Series B
5.000%, 06/01/25	880	920,315
5.000%, 06/01/27	500	548,013
District of Columbia (GO) Series D
5.000%, 06/01/25	340	355,576

	Face Amount^ (000)	Value†
DISTRICT OF COLUMBIA — (Continued)
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/25	720	$750,743

TOTAL DISTRICT OF COLUMBIA		2,574,647

FLORIDA — (5.8%)
City of Fort Lauderdale (GO) Series A
5.000%, 07/01/27	495	544,819
5.000%, 07/01/28	435	490,144
City of Gainesville Utilities System Revenue (RB)
5.000%, 10/01/31	1,000	1,097,239
City of Lakeland FL Department of Electric Utilities, Revenue Bonds (RB)
5.000%, 10/01/25	1,010	1,063,191
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	655	685,635
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,000	1,050,371
Florida State (GO) Series A
5.000%, 06/01/24	350	357,133
5.000%, 07/01/25	1,015	1,062,473
Florida State (GO) Series B
5.000%, 06/01/25	1,070	1,117,693
5.000%, 06/01/29	2,153	2,461,910
Florida State (GO) (ST GTD) Series A
5.000%, 06/01/29	1,195	1,306,504
Hillsborough County School Board (COP)
5.000%, 07/01/30	65	71,684
Miami-Dade County (GO) Series A
5.000%, 07/01/28	10,385	11,674,623
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/25	3,275	3,448,260
Orlando Utilities Commission (RB) Series A
4.000%, 10/01/31	4,265	4,427,902
School District of Broward County (GO)
5.000%, 07/01/24	1,035	1,058,454

40

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
FLORIDA — (Continued)
5.000%, 07/01/25	3,855	$4,037,791

TOTAL FLORIDA		35,955,826

GEORGIA — (2.1%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	1,015	1,072,922
Georgia State (GO) Series A
5.000%, 02/01/25	2,560	2,655,482
5.000%, 07/01/26	4,535	4,868,785
Georgia State (GO) Series F
5.000%, 07/01/26	1,495	1,605,035
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/25	1,530	1,571,538
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	1,080	1,135,151

TOTAL GEORGIA		12,908,913

HAWAII — (2.4%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	150	151,118
5.000%, 10/01/25	725	763,355
City & County of Honolulu (GO) Series D
5.000%, 07/01/25	1,075	1,125,279
Hawaii County (GO) Series D
4.000%, 09/01/27	1,025	1,077,714
Hawaii State (GO) Series EY
5.000%, 10/01/27	3,220	3,390,350
Hawaii State (GO) Series FE
5.000%, 10/01/24	1,005	1,033,223
5.000%, 10/01/25	2,815	2,963,924
Hawaii State (GO) Series FH
4.000%, 10/01/30	4,000	4,153,277
Maui County (GO)
5.000%, 03/01/26	200	212,515

TOTAL HAWAII		14,870,755

	Face Amount^ (000)	Value†
ILLINOIS — (0.4%)
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	2,000	$2,111,571
Kane Cook & DuPage etc Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/25	600	617,143

TOTAL ILLINOIS		2,728,714

IOWA — (0.4%)
City of Ankeny (GO) Series A
5.000%, 06/01/25	490	511,436
City of Sioux City (GO) Series A
3.000%, 06/01/26	155	156,221
City of Urbandale (GO) Series A
5.000%, 06/01/26	605	645,987
Waukee Community School District (GO) Series B
5.000%, 06/01/24	1,290	1,315,738

TOTAL IOWA		2,629,382

KANSAS — (0.8%)
City of Leawood (GO) Series A
4.000%, 09/01/26	1,135	1,183,478
City of Merriam (GO) Series A
5.000%, 10/01/25	800	841,365
City of Overland Park (GO) Series A
5.000%, 09/01/28	1,330	1,497,331
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	225	242,069
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/26	1,035	1,111,985

TOTAL KANSAS		4,876,228

KENTUCKY — (0.6%)
Louisville Water Co. (RB)
5.000%, 11/15/29	3,000	3,435,117

41

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
LOUISIANA — (0.7%)
Louisiana Local Government Environmental Facilities & Community Dev. Authority (RB)
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/24)	4,000	$4,101,693

MAINE — (0.1%)
City of Portland (GO)
5.000%, 05/01/25	245	255,440
Maine State (GO) Series B
4.000%, 06/01/26	500	518,178

TOTAL MAINE		773,618

MARYLAND — (8.3%)
Anne County Arundel (GO)
5.000%, 10/01/24	1,520	1,561,620
5.000%, 10/01/25	650	685,167
5.000%, 10/01/27	1,005	1,111,466
Baltimore County (GO)
5.000%, 03/01/26	6,905	7,352,617
5.000%, 03/01/28	1,335	1,491,127
Charles County (GO)
5.000%, 10/01/25	2,945	3,104,334
City of Baltimore (GO) Series A
5.000%, 10/15/24	700	720,821
5.000%, 10/15/25	1,530	1,612,815
City of Baltimore (GO) Series B
5.000%, 10/15/27	2,070	2,289,588
Harford County (GO)
5.000%, 10/01/25	2,750	2,898,784
Harford County (GO) Series A
5.000%, 10/01/29	1,920	2,219,410
Harford County (GO) Series B
5.000%, 01/15/29	1,020	1,161,493
Howard County (GO) Series A
5.000%, 08/15/29	840	968,540
Maryland Stadium Authority (RB) (ST INTERCEPT) Series A
¤ 5.000%, 05/01/47 (Pre-refunded @ $100, 5/1/28)	1,610	1,804,706

	Face Amount^ (000)	Value†
MARYLAND — (Continued)
Maryland State (GO) Series A
5.000%, 08/01/25	2,035	$2,136,560
5.000%, 03/15/27	1,500	1,635,626
5.000%, 08/01/27	3,560	3,917,022
Maryland State (GO) Series B
5.000%, 08/01/27	1,550	1,705,445
Maryland State (GO) Series C
4.000%, 03/01/29	2,950	3,204,361
Prince County George’s (GO) Series A
5.000%, 07/15/29	3,565	4,103,764
Queen County Anne’s (GO)
5.000%, 07/15/25	1,235	1,293,928
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	655	668,770
Wicomico County (GO) Series A
5.000%, 12/01/25	905	956,645
5.000%, 12/01/26	2,065	2,237,135

TOTAL MARYLAND		50,841,744

MASSACHUSETTS — (3.3%)
City of Beverly (GO)
5.000%, 03/15/25	500	519,807
City of Lowell (GO) (ST AID WITHHLDG)
4.000%, 09/01/23	250	250,664
City of Quincy (GO)
5.000%, 01/15/25	405	418,957
City of Springfield (GO) (ST AID WITHHLDG)
5.000%, 03/01/29	2,340	2,665,607
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	285	285,544
City of Worcester (GO)
5.000%, 02/15/26	1,910	2,028,983
5.000%, 02/15/29	1,225	1,397,626
Commonwealth of Massachusetts (GO) Series A
5.000%, 07/01/26	1,250	1,340,033
5.000%, 09/01/28	2,040	2,301,007

42

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) Series F
5.000%, 05/01/25	1,610	$1,679,884
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	400	412,004
Town of East Bridgewater (GO)
5.000%, 04/15/26	1,655	1,765,248
Town of Milford (GO)
5.000%, 12/01/25	1,000	1,058,349
Town of Nantucket (GO)
5.000%, 10/01/26	1,500	1,620,924
Town of Norwood (GO)
5.000%, 03/15/29	340	388,655
Town of Watertown (GO)
5.000%, 04/15/26	2,045	2,184,834

TOTAL MASSACHUSETTS		20,318,126

MICHIGAN — (0.5%)
Michigan State (GO) Series B
4.000%, 11/01/25	1,020	1,052,627
Troy School District (GO) (Q-SBLF)
5.000%, 05/01/29	1,505	1,718,197

TOTAL MICHIGAN		2,770,824

MINNESOTA — (3.3%)
City of Saint Paul (GO) Series A
5.000%, 03/01/25	2,020	2,096,107
5.000%, 09/01/29	1,040	1,200,199
Hennepin County (GO) Series A
5.000%, 12/01/26	4,005	4,343,139
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series
5.000%, 02/01/27	4,735	5,136,784
Minnesota State (GO) Series A
5.000%, 09/01/29	1,375	1,585,928
Minnesota State (GO) Series B
4.000%, 08/01/26	560	584,219
Ramsey County (GO) Series A
5.000%, 02/01/25	1,150	1,193,691

	Face Amount^ (000)	Value†
MINNESOTA — (Continued)
South State Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/29	1,905	$2,173,665
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	1,735	1,883,515

TOTAL MINNESOTA		20,197,247

MISSISSIPPI — (0.4%)
Mississippi State (GO) Series B
¤ 5.000%, 12/01/32 (Pre-refunded @ $100, 12/1/26)	2,020	2,189,105

MISSOURI — (1.6%)
Columbia School District (GO) Series B
5.000%, 03/01/25	1,725	1,789,679
Metropolitan Saint Louis Sewer District (RB) Series B
¤ 5.000%, 05/01/26 (Pre-refunded @ $100, 5/1/25)	1,540	1,606,540
Saint Louis County (GO)
5.000%, 02/01/25	1,270	1,317,368
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	5,040	5,347,446

TOTAL MISSOURI		10,061,033

NEBRASKA — (2.1%)
City of Omaha (GO)
5.000%, 04/15/28	270	302,065
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/28	2,240	2,536,086
Omaha Public Power District (RB) Series A
5.000%, 02/01/33	1,000	1,106,585
Omaha School District (GO) Series A
5.000%, 12/15/25	4,000	4,226,976

43

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CONTINUED

	Face Amount^ (000)	Value†
NEBRASKA — (Continued)
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/25	600	$616,762
Sarpy County (GO)
5.000%, 06/01/25	1,925	2,010,405
5.000%, 06/01/26	1,115	1,191,562
Sarpy County School District No. 1 (GO)
¤ 5.000%, 12/15/33 (Pre-refunded @ $100, 12/15/27)	1,095	1,209,205

TOTAL NEBRASKA		13,199,646

NEVADA — (1.3%)
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/27	1,000	1,094,804
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	405	413,297
Nevada State (GO) Series C
5.000%, 11/01/24	485	498,377
Washoe County NV (GO)
5.000%, 07/01/24	1,265	1,292,498
Washoe County School District (GO) Series A
5.000%, 10/01/29	1,125	1,286,039
Washoe County School District (GO) Series B
5.000%, 04/01/29	3,010	3,408,747

TOTAL NEVADA		7,993,762

NEW HAMPSHIRE — (0.4%)
City of Nashua (GO)
4.000%, 07/15/24	770	779,290
New Hampshire State (GO) Series A
5.000%, 03/01/29	1,500	1,715,740

TOTAL NEW HAMPSHIRE		2,495,030

NEW JERSEY — (0.7%)
City of Hoboken (GO)
3.000%, 02/01/25	975	974,885
Monmouth County (GO)
5.000%, 07/15/26	1,200	1,288,793
Montville Township (GO)
3.000%, 10/01/25	500	502,896

	Face Amount^ (000)	Value†
NEW JERSEY — (Continued)
Princeton (GO)
2.000%, 12/15/25	1,815	$1,765,272

TOTAL NEW JERSEY		4,531,846

NEW MEXICO — (1.3%)
Albuquerque Metropolitan Arroyo Flood Control Authority (GO)
5.000%, 08/01/23	1,000	1,004,465
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series
5.000%, 08/01/34	1,950	2,227,022
City of Albuquerque (GO) Series B
5.000%, 07/01/26	200	214,091
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	4,095	4,486,721

TOTAL NEW MEXICO		7,932,299

NEW YORK — (3.0%)
City of New York (GO) Series A
5.000%, 08/01/24	1,000	1,024,809
5.000%, 08/01/25	1,700	1,778,396
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	1,530	1,544,764
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	150	155,610
5.000%, 03/15/28	4,010	4,459,777
5.000%, 03/15/33	2,000	2,258,125
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	350	363,214
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/24	300	304,481
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/29	5,000	5,683,218
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	500	519,622

44

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
NEW YORK — (Continued)
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/23	315	$312,251

TOTAL NEW YORK		18,404,267

NORTH CAROLINA — (2.4%)
City of Charlotte (GO) Series A
5.000%, 06/01/29	2,000	2,299,146
City of Greensboro (GO) Series B
5.000%, 04/01/26	1,010	1,077,705
Mecklenburg County (GO) Series A
5.000%, 12/01/24	825	852,393
North Carolina State (GO)
5.000%, 06/01/25	2,045	2,138,687
5.000%, 06/01/25	4,130	4,319,207
Wake County (GO)
5.000%, 04/01/25	4,015	4,182,574

TOTAL NORTH CAROLINA.		14,869,712

OHIO — (1.9%)
City of Columbus (GO) Series 3
5.000%, 02/15/27	1,270	1,382,456
City of Columbus (GO) Series A
5.000%, 04/01/29	2,000	2,288,550
Northeast Ohio Regional Sewer District (RB)
¤ 5.000%, 11/15/49 (Pre-refunded @ $100, 11/15/24)	1,145	1,179,629
Ohio State (GO) Series A
5.000%, 09/01/26	1,580	1,699,092
5.000%, 03/01/28	510	568,905
5.000%, 06/15/30	1,350	1,577,100
Ohio State (GO) Series C
5.000%, 08/01/28	2,000	2,252,646
Ohio State (GO) Series W
4.000%, 05/01/24	215	216,968
4.000%, 05/01/25	215	220,056

TOTAL OHIO		11,385,402

OKLAHOMA — (1.0%)
City of Oklahoma City (GO)
4.000%, 03/01/25	1,255	1,282,775
City of Tulsa (GO)
5.000%, 03/01/24	200	203,056

	Face Amount^ (000)	Value†
OKLAHOMA — (Continued)
5.000%, 03/01/26	2,750	$2,925,945
Oklahoma City Water Utilities Trust (RB)
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/26)	1,885	2,016,030

TOTAL OKLAHOMA		6,427,806

OREGON — (2.8%)
City of Salem (GO)
5.000%, 06/01/26	1,220	1,305,265
Clackamas County School District No. 7J Lake Oswego (GO) (SCH BD GTY)
5.000%, 06/01/24	400	408,195
Jackson County (GO)
4.000%, 06/01/23	40	40,023
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
3.000%, 06/15/25	940	943,576
Multnomah County (GO) Series A
5.000%, 06/15/29	250	286,848
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/29	4,000	4,584,662
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,000	1,044,873
Oregon State (GO) Series A
5.000%, 05/01/26	1,010	1,078,151
Oregon State (GO) Series C
5.000%, 05/01/25	700	729,829
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/24)	1,185	1,221,741
Salem ORE (GO)
5.000%, 06/01/25	1,280	1,337,317

45

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CONTINUED

	Face Amount^ (000)	Value†
OREGON — (Continued)
Tri-County Metropolitan Transportation District of Oregon (RB) Series B
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/25)	150	$157,521
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/24)	665	678,437
Washington County (GO)
5.000%, 03/01/24	1,000	1,015,858
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/29	2,010	2,304,507

TOTAL OREGON		17,136,803

PENNSYLVANIA — (0.9%)
Chartiers Valley School District (GO) (ST AID WITHHLDG) Series B
¤ 5.000%, 10/15/40 (Pre-refunded @ $100, 4/15/25)	1,900	1,979,414
Montgomery County (GO) Series A
5.000%, 01/01/26	2,745	2,911,023
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	55	55,859
5.000%, 03/01/25	130	134,922
Township of Lower Merion (GO)
5.000%, 05/01/29	605	694,704

TOTAL PENNSYLVANIA		5,775,922

RHODE ISLAND — (0.4%)
Rhode State Island (GO) Series B
5.000%, 08/01/29	2,000	2,207,401

SOUTH CAROLINA — (3.6%)
Beaufort County School District (GO) (SCSDE) Series A
5.000%, 03/01/26	2,280	2,424,591

	Face Amount^ (000)	Value†
SOUTH CAROLINA — (Continued)
Beaufort County School District (GO) (SCSDE) Series D
5.000%, 03/01/25	995	$1,034,115
Clemson University (RB) Series B
5.000%, 05/01/25	750	780,624
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/26	1,205	1,288,110
Richland County (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/25	6,000	6,235,872
Richland County (GO) (ST AID WITHHLDG) Series B
5.000%, 03/01/25	535	556,032
Richland County School District No. 2 (GO) (SCSDE)
5.000%, 03/01/28	3,020	3,362,979
Richland County School District No. 2 (RB) (SCSDE) Series A
5.000%, 03/01/27	855	931,720
Spartanburg County (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/25	1,715	1,714,807
3.000%, 04/01/26	1,500	1,502,237
State of South Carolina (GO) (ST AID WITHHLDG) Series B
5.000%, 04/01/26	1,210	1,290,761
State of South Carolina (GO) Series C
5.000%, 04/01/25	1,090	1,135,493

TOTAL SOUTH CAROLINA		22,257,341

TENNESSEE — (4.8%)
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/24	2,050	2,093,379
5.000%, 07/01/25	1,775	1,856,113
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/26	865	925,943

46

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
TENNESSEE — (Continued)
City of Knoxville TN Wastewater System Revenue (RB) Series A
5.000%, 04/01/29	3,000	$3,425,710
City of Memphis (GO)
5.000%, 05/01/26	1,000	1,066,285
City of Memphis (GO) Series A
5.000%, 04/01/25	2,545	2,644,936
County of Shelby (GO)
4.000%, 04/01/37	1,400	1,458,232
County of Sumner (GO)
5.000%, 06/01/26	1,500	1,603,456
Johnson City Energy Authority (RB)
5.000%, 05/01/28	1,000	1,093,489
Knox County (GO) Series B
5.000%, 06/01/25	1,000	1,046,020
Metropolitan Government of Nashville & Davidson County (GO)
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 7/1/26)	1,235	1,320,847
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	330	361,157
Tennessee State (GO) Series B
5.000%, 08/01/25	1,015	1,065,655
Williamson County (GO)
5.000%, 04/01/29	3,620	4,142,275
Williamson County (GO) Series A
5.000%, 04/01/26	1,015	1,081,569
5.000%, 04/01/28	1,325	1,481,622
Williamson County (GO) Series B
5.000%, 05/01/28	2,700	3,025,175

TOTAL TENNESSEE		29,691,863

TEXAS — (18.7%)
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,500	1,554,861

	Face Amount^ (000)	Value†
TEXAS — (Continued)
Austin Community College District (GO)
¤ 5.000%, 08/01/30
(Pre-refunded @ $100, 8/1/25)	210	$219,684
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	250	256,202
Bexar County (GO)
4.000%, 06/15/26	650	673,802
5.000%, 06/15/26	1,625	1,737,182
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	2,000	2,074,212
Bridgeport Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,600	1,639,934
City of Amarillo (GO)
2.000%, 02/15/24	725	716,171
2.000%, 02/15/25	725	710,166
4.000%, 02/15/26	1,685	1,742,726
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,025	1,093,502
City of Austin (GO)
5.000%, 09/01/23	500	502,934
5.000%, 09/01/26	2,635	2,840,515
5.000%, 09/01/27	2,255	2,491,865
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/26	525	566,858
City of Carrollton (GO)
5.000%, 08/15/25	1,420	1,483,886
City of Cedar Park (GO)
5.000%, 02/15/24	395	400,730
5.000%, 02/15/33	1,805	2,003,694
City of Celina (GO)
4.125%, 09/01/25	1,415	1,449,875
4.125%, 09/01/26	2,520	2,617,742
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/27	2,660	2,793,720
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	120	123,101
5.000%, 10/01/25	500	525,853

47

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
TEXAS — (Continued)
City of Fort Worth (GO)
5.000%, 03/01/28	2,000	$2,119,455
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	1,500	1,522,465
5.000%, 02/15/25	4,380	4,543,299
City of Frisco (GO)
4.000%, 02/15/25	2,550	2,603,226
5.000%, 02/15/28	3,495	3,881,270
City of Garland (GO) Series A
5.000%, 02/15/24	200	202,777
City of Houston (GO) Series A
5.000%, 03/01/26	1,020	1,081,820
City of Irving (GO)
5.000%, 09/15/25	1,750	1,838,192
City of Lubbock (GO) Series A
5.000%, 02/15/25	770	797,889
City of Midland (GO)
5.000%, 03/01/28	1,200	1,327,066
City of Pearland (GO)
5.000%, 03/01/25	565	586,492
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	1,000	1,057,048
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,010	2,132,431
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/23	160	160,326
4.000%, 08/15/24	140	141,618
County of Collin (GO)
5.000%, 02/15/25	1,010	1,047,835
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	85	86,220
5.000%, 02/15/25	85	88,124
Dallas College (GO)
5.000%, 02/15/28	850	942,324
Eanes Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/25	1,505	1,576,750

	Face Amount^ (000)	Value†
TEXAS — (Continued)
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	$512,543
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/24	170	174,156
Fort Bend Independent School District (GO) (PSF-GTD) Series C
5.000%, 02/15/24	1,275	1,293,099
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	470	498,238
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	765	793,522
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	175	189,644
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,000	1,034,275
Grapevine-Colleyville Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/28	1,000	1,120,476
Grapevine-Colleyville Independent School District (GO) Series B
5.000%, 08/15/27	2,570	2,823,742
Harris County (GO)
5.000%, 10/01/26	460	495,363
Harris County (GO) Series A
5.000%, 10/01/24	715	735,279
Harris County Flood Control District (GO) Series A
5.000%, 10/01/26	550	592,096
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,525	1,581,586

48

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CONTINUED

	Face Amount^ (000)	Value†
TEXAS — (Continued)
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/29	1,690	$1,856,660
Katy Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,765	1,870,557
Lamar Consolidated Independent School District (GO)
5.000%, 02/15/29	2,060	2,328,879
5.000%, 02/15/30	855	983,941
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	700	717,203
Mansfield Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/28 (Pre-refunded @ $100, 2/15/25)	885	915,123
McKinney Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,000	2,029,171
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/23	125	125,755
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	1,013,805
Plano Independent School District (GO)
5.000%, 02/15/24	1,065	1,080,367
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/23	70	70,522
Port Neches-Groves Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,014,742
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	810	869,595

	Face Amount^ (000)	Value†
TEXAS — (Continued)
5.000%, 08/15/30	2,850	$3,059,687
Spring Independent School District (GO)
5.000%, 08/15/29	1,500	1,715,400
Tarrant County College District (GO)
5.000%, 08/15/24	2,000	2,050,428
Tarrant Regional Water District (RB) Series A
4.000%, 09/01/29	5,730	6,228,393
Texas State (GO)
5.000%, 10/01/23	415	418,092
Texas State (GO) Series A
5.000%, 04/01/25	2,185	2,271,629
5.000%, 10/01/25	2,465	2,590,685
Texas State (GO) Series B
5.000%, 08/01/25	350	366,452
Texas State (GO) Series C
5.000%, 08/01/25	675	706,729
5.000%, 08/01/26	1,420	1,517,111
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/24	120	122,829
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/26	325	342,704
University of Texas System (RB) Series J
5.000%, 08/15/25	3,055	3,204,892
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	330	368,545
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	105	106,811
Williamson County (GO)
4.000%, 02/15/26	4,000	4,139,306
Ysleta Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	1,200	1,257,626

TOTAL TEXAS		115,143,500

49

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
UTAH — (1.5%)
Canyons School District (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,615	$1,689,509
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	2,500	2,611,948
Provo School District (GO) (SCH BD GTY)
5.000%, 06/15/25	2,000	2,091,429
Salt Lake County (GO) Series B
5.000%, 12/15/24	1,600	1,653,931
Utah State (GO) Series B
5.000%, 07/01/24	575	588,163
Utah Transit Authority (RB) Series A
¤ 5.000%, 06/15/35 (Pre-refunded @ $100, 6/15/25)	795	830,738

TOTAL UTAH		9,465,718

VIRGINIA — (3.8%)
City of Alexandria (GO) (ST AID WITHHLDG) Series D
5.000%, 07/01/26	2,235	2,400,911
City of Lynchburg (GO)
5.000%, 08/01/28	1,935	2,183,506
City of Manassas (GO) (ST AID WITHHLDG)
5.000%, 01/01/26	2,485	2,633,980
City of Newport News Water Revenue (RB)
5.000%, 07/15/24	950	972,596
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/25	1,430	1,495,808
Fairfax County (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/27	750	795,677
Fairfax County Water Authority (RB)
5.000%, 04/01/26	1,290	1,376,849
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	3,000	3,304,680

	Face Amount^ (000)	Value†
VIRGINIA — (Continued)
Henrico County (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/25	1,545	$1,622,451
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	1,820	1,925,261
Loudoun County (GO) Series B
5.000%, 12/01/26	2,270	2,460,844
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/26	2,165	2,297,092

TOTAL VIRGINIA		23,469,655

WASHINGTON — (7.2%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/25	1,035	1,091,414
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	200	204,463
5.000%, 07/01/25	175	182,809
City of Bellevue (GO) Series A
4.000%, 12/01/25	270	278,722
City of Seattle (GO) Series A
5.000%, 12/01/25	2,000	2,116,698
5.000%, 05/01/26	3,165	3,384,224
5.000%, 12/01/26	1,500	1,627,180
City of Seattle Water System Revenue (RB)
5.000%, 08/01/26	5,740	6,156,563
Clark County School District No. 37 Vancouver (GO) (SCH BD GTY)
4.000%, 12/01/26	2,080	2,171,033
County of King (GO) Series A
4.000%, 01/01/26	710	733,315
King County (GO) Series E
5.000%, 12/01/25	1,285	1,359,649
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,000	1,055,785

50

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CONTINUED

	Face Amount^ (000)	Value†
WASHINGTON — (Continued)
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	995	$1,077,587
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
4.000%, 12/01/25	1,390	1,433,147
King County Sewer Revenue (RB) Series B
5.000%, 07/01/25	1,305	1,366,037
5.000%, 07/01/28	1,510	1,616,860
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 06/01/24	1,045	1,065,849
Snohomish County Public Utility District No. 1 (RB) Series A
5.000%, 12/01/23	595	601,341
Snohomish County School District No. 6 Mukilteo (GO) (SCH BD GTY)
5.000%, 12/01/25	2,000	2,114,133
Spokane County (GO)
5.000%, 12/01/28	1,215	1,376,956
State of Washington (GO)
5.000%, 07/01/35	1,000	1,200,730
State of Washington (GO) Series C
5.000%, 02/01/34	2,450	2,585,454
Washington State (GO) Series A
5.000%, 08/01/36	1,000	1,157,153
Washington State (GO) Series B
5.000%, 07/01/25	570	595,925
Washington State (GO) Series C
5.000%, 02/01/25	1,000	1,036,257
Washington State (GO) Series D
5.000%, 06/01/25	1,260	1,314,861
5.000%, 02/01/28	1,035	1,123,210
Washington State (GO) Series R-2018D
5.000%, 08/01/25	1,435	1,503,093

	Face Amount^ (000)	Value†
WASHINGTON — (Continued)
Washington State (GO) Series RC
5.000%, 08/01/25	2,550	$2,671,002

TOTAL WASHINGTON		44,201,450

WEST VIRGINIA — (0.5%)
West Virginia State (GO) Series A
5.000%, 12/01/23	525	530,747
5.000%, 12/01/36	2,000	2,218,471

TOTAL WEST VIRGINIA		2,749,218

WISCONSIN — (3.6%)
Appleton Area School District (GO)
5.000%, 03/01/30	2,165	2,512,606
City of Madison (GO) Series A
4.000%, 10/01/26	1,000	1,045,433
Janesville School District (GO)
3.000%, 03/01/24	2,000	1,998,495
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/25	1,300	1,254,034
Milwaukee County Metropolitan Sewer District (GO) Series A
5.000%, 10/01/25	2,635	2,778,195
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/25	620	653,693
State of Wisconsin (GO)
5.000%, 05/01/37	555	647,380
Waukesha WIS (GO) Series C
5.000%, 10/01/25	200	209,434
Wisconsin State (GO) Series 1
5.000%, 05/01/26	2,745	2,933,494
5.000%, 05/01/29	1,250	1,430,824
Wisconsin State (GO) Series A
5.000%, 05/01/25	970	1,012,104
Wisconsin State (GO) Series B
5.000%, 05/01/25	2,025	2,112,897

51

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
WISCONSIN — (Continued)
5.000%, 05/01/27	3,065	$3,351,631

TOTAL WISCONSIN		21,940,220

TOTAL MUNICIPAL BONDS (Cost $640,227,349)		615,769,068

TOTAL INVESTMENTS — (100.0%) (Cost $640,227,349)		$615,769,068

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$615,769,068	—	$615,769,068

TOTAL	—	$615,769,068	—	$615,769,068

See accompanying Notes to Financial Statements.

52

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face Amount^ (000)	Value†
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.0%)
Mobile County Board of School Commissioners (ST) (BAM)
4.000%, 03/01/24	550	$552,854
5.000%, 03/01/25	245	253,210

TOTAL ALABAMA		806,064

ALASKA — (0.3%)
Alaska Municipal Bond Bank Authority (RB) Series ONE
5.000%, 12/01/23	200	201,855
Municipality of Anchorage (GO)
4.250%, 12/15/23	4,500	4,524,963

TOTAL ALASKA		4,726,818

ARIZONA — (1.3%)
Arizona Health Facilities Authority (RB) Series A
5.000%, 12/01/26	4,315	4,439,816
Arizona State Lottery Revenue (RB)
5.000%, 07/01/23	6,250	6,267,228
City of Chandler (GO)
5.000%, 07/01/23	5,000	5,014,780
City of Phoenix (GO)
5.000%, 07/01/24	760	777,310
City of Tempe (GO)
5.000%, 07/01/24	2,200	2,249,092
Coconino County Unified School District No. 1-Flagstaff (GO) Series C
5.000%, 07/01/25	500	523,386
Maricopa County Unified School District No. 4 Mesa (GO) Series E
5.000%, 07/01/24	1,300	1,329,009
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/24	675	690,452
Pima County (GO)
4.000%, 07/01/23	1,085	1,086,385

	Face Amount^ (000)	Value†
ARIZONA — (Continued)
Pima County Unified School District No. 6 Marana (GO) (AGM)
5.000%, 07/01/24	615	$627,943
Pima County Unified School District No. 6 Marana (GO) (AGM) Series
5.000%, 07/01/24	485	495,207

TOTAL ARIZONA		23,500,608

ARKANSAS — (0.1%)
North Little Rock School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 02/01/25	300	310,877
University of Arkansas (RB) Series A
¤ 5.000%, 11/01/36 (Pre-refunded @ $100, 11/1/24)	1,585	1,632,943

TOTAL ARKANSAS		1,943,820

CALIFORNIA — (5.1%)
City of Los Angeles (RN)
4.000%, 06/29/23	7,740	7,750,087
County of Los Angeles CA (RN)
4.000%, 06/30/23	4,165	4,170,865
County of Riverside CA (RN)
5.000%, 06/30/23	10,920	10,951,002
County of Riverside CA (RN) Series A
3.700%, 10/19/23	625	626,032
County of Santa Cruz CA (RN)
5.000%, 07/06/23	9,660	9,688,905
Golden State Tobacco Securitization Corp. (RB) (ST APPROP) Series A
¤ 5.000%, 06/01/40 (Pre-refunded @ $100, 6/1/25)	1,000	1,047,055

53

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
Inglewood Unified School District (GO) (AGM) Series A
4.000%, 08/01/23	1,125	$1,126,727
Orange County Transportation Authority (RB)
5.000%, 10/15/24	15,000	15,428,425
San Diego Unified School District (RN) Series A
4.000%, 06/30/23	5,970	5,977,913
San Diego Unified School District (GO) Series F-2
5.000%, 07/01/23	7,200	7,220,924
San Diego Unified School District (GO) Series M-2
5.000%, 07/01/24	5,000	5,113,882
San Francisco Community College District (GO)
5.000%, 06/15/29	4,765	5,007,702
San Francisco Unified School District (GO)
5.000%, 06/15/24	2,445	2,498,814
San Francisco Unified School District (GO) Series C
5.000%, 06/15/24	1,475	1,507,464
5.000%, 06/15/25	565	591,543
Sequoia Union High School District (RN)
3.000%, 06/30/23	2,000	1,999,622
State of California (GO)
4.000%, 03/01/24	1,275	1,285,897
5.000%, 04/01/24	3,000	3,055,208
5.000%, 10/01/27	4,320	4,322,568
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/23	920	924,177

TOTAL CALIFORNIA		90,294,812

COLORADO — (0.9%)
Board of Water Commissioners City & County of Denver (RB) Series B
5.000%, 09/15/24	1,365	1,402,833
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/23	1,415	1,428,512

	Face Amount^ (000)	Value†
COLORADO — (Continued)
City of Colorado Springs Utilities System Revenue (RB) Series C
5.000%, 11/15/23	3,440	$3,472,848
Colorado Health Facilities Authority (RB) Series A-1
5.000%, 08/01/25	885	913,704
Douglas County School District No. Re-1 Douglas & Elbert Counties (GO) (ST AID WITHHLDG) Series A
5.000%, 12/15/23	3,340	3,378,064
Powhaton Road Metropolitan District No. 2 (GO) Series B
¤ 7.750%, 12/15/48 (Pre-refunded @ $103, 12/15/23)	1,410	1,485,662
Regional Transportation District (COP)
5.000%, 06/01/29	360	373,972
University of Northern Colorado (RB) (ST HGR ED INTERCEPT PROG) Series A
¤ 5.000%, 06/01/31 (Pre-refunded @ $100, 6/1/24)	1,745	1,779,068
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/23	1,520	1,536,639

TOTAL COLORADO		15,771,302

CONNECTICUT — (5.3%)
City of Bridgeport CT (GO) Series B
5.000%, 08/15/26	2,620	2,784,705
City of Bristol (GO)
5.000%, 03/15/24	735	747,788
City of Danbury (GO)
3.000%, 07/13/23	16,000	15,982,235
City of Danbury (GO) Series A
4.000%, 07/15/23	1,200	1,201,971
City of New Haven (GO) Series A
5.000%, 08/01/23	375	376,301

54

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CONTINUED

	Face Amount^ (000)	Value†
CONNECTICUT — (Continued)
City of New Haven (GO) Series B
5.000%, 08/01/26	100	$105,342
City of New Haven (GO) (AGM) Series A
¤ 5.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	300	306,923
City of New London (GO)
5.000%, 03/15/24	6,270	6,371,704
Connecticut State (GO) Series A
4.000%, 01/15/25	10,750	10,921,674
State of Connecticut Special Tax Revenue (RB) Series A
5.000%, 10/01/29	3,180	3,207,611
Town of Darien (GO)
4.000%, 04/25/24	12,000	12,080,971
Town of Greenwich (GO)
4.000%, 02/08/24	17,000	17,112,676
Town of New Canaan (GO) Series B
4.000%, 12/15/23	1,255	1,261,671
Town of North Branford (GO)
5.000%, 08/03/23	15,000	15,060,483
Town of Windham (GO)
4.000%, 09/28/23	4,500	4,509,441
University of Connecticut (RB) Series A
5.000%, 02/15/24	1,625	1,648,829

TOTAL CONNECTICUT		93,680,325

DELAWARE — (0.2%)
Delaware State (GO)
5.000%, 02/01/24	3,000	3,043,055

DISTRICT OF COLUMBIA — (0.0%)
District of Columbia (GO) Series B
5.000%, 06/01/24	785	801,756

FLORIDA — (4.3%)
Bay County School Board (COP) Series A
5.000%, 07/01/25	325	338,669
County of Miami-Dade Aviation Revenue (RB) Series A
5.000%, 10/01/23	1,640	1,649,443
5.000%, 10/01/24	2,500	2,555,889

	Face Amount^ (000)	Value†
FLORIDA — (Continued)
Duval County Public Schools (COP) Series A
5.000%, 07/01/23	1,025	$1,027,740
Florida Dev. Finance Corp. (RB)
5.000%, 11/15/25	1,450	1,508,362
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,070	1,123,897
Florida State (GO) Series A
5.000%, 06/01/23	1,210	1,211,660
5.000%, 07/01/24	8,755	8,955,419
Florida State (GO) Series B
5.000%, 06/01/23	3,355	3,359,603
Fort Pierce Utilities Authority (RB) (AGM) Series A
5.000%, 10/01/25	55	57,568
5.000%, 10/01/26	130	138,897
Indian River County District School Board (COP) Series A
5.000%, 07/01/24	250	254,571
Miami-Dade County (GO) Series A
5.000%, 07/01/24	1,400	1,432,049
Miami-Dade County Expressway Authority (RB) Series A
4.000%, 07/01/23	945	945,956
Miami-Dade County Expressway Authority (RB) Series B
5.000%, 07/01/27	1,040	1,056,750
Miami-Dade County Health Facilities Authority (RB) Series A
5.000%, 08/01/23	300	300,966
Okaloosa County School Board (COP) Series A
5.000%, 10/01/25	940	986,132
Orlando Utilities Commission (RB) Series C
5.000%, 10/01/23	3,600	3,628,756
Orlando-Orange County Expressway Authority (RB) Series B
¤ 5.000%, 07/01/24 (Pre-refunded @ $100, 7/1/23)	830	832,288

55

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
FLORIDA — (Continued)
Palm Beach County Health Facilities Authority (RB)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	1,250	$1,287,393
Palm Beach County School District (COP) Series B
5.000%, 08/01/23	1,475	1,481,034
Sarasota County Public Hospital District (RB)
5.000%, 07/01/26	360	379,757
School Board of Miami-Dade County (GO) (BAM) Series A
5.000%, 03/15/24	1,790	1,819,287
School Board of Miami-Dade County (COP) Series D
5.000%, 11/01/25	2,000	2,051,026
School District of Broward County (RN)
4.000%, 06/30/23	35,175	35,201,849
School District of Broward County (COP) Series B
5.000%, 07/01/24	2,280	2,325,619
5.000%, 07/01/25	310	323,303

TOTAL FLORIDA		76,233,883

GEORGIA — (1.1%)
Clarke County School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/24	1,850	1,899,285
Cobb County Kennestone Hospital Authority (RB)
5.000%, 04/01/30	2,150	2,150,429
Gainesville & Hall County Hospital Authority (RB) Series A
5.000%, 02/15/26	2,500	2,612,547
Georgia State (GO) Series A
5.000%, 07/01/23	5,000	5,014,697
5.000%, 08/01/24	1,075	1,101,802
Henry County School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/23	3,300	3,314,735
Municipal Electric Authority of Georgia (RB) Series A
4.000%, 11/01/24	2,500	2,518,788

	Face Amount^ (000)	Value†
GEORGIA — (Continued)
Paulding County Hospital Authority (RB)
5.000%, 04/01/25	60	$61,869
Private Colleges & Universities Authority (RB)
5.000%, 10/01/23	340	342,042
5.000%, 10/01/24	125	127,847
5.000%, 10/01/25	215	224,019
Troup County School District (GO) (ST AID WITHHLDG)
4.000%, 08/01/23	1,060	1,062,022

TOTAL GEORGIA		20,430,082

HAWAII — (0.3%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	730	735,439
Hawaii County (GO) Series D
5.000%, 09/01/24	500	512,726
Hawaii State (GO) Series
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/23)	1,000	1,004,216
Hawaii State (GO) Series EZ
5.000%, 10/01/23	1,225	1,234,126
Hawaii State (GO) Series FE
5.000%, 10/01/24	1,155	1,187,435
Hawaii State (GO) Series FK
4.000%, 05/01/23	1,030	1,030,000

TOTAL HAWAII		5,703,942

ILLINOIS — (2.3%)
Chicago O’Hare International Airport (RB) Series B
5.000%, 01/01/24	780	788,522
Chicago Park District (GO) Series A
5.000%, 01/01/24	1,150	1,163,399
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/23	1,425	1,426,300
5.000%, 06/01/24	4,355	4,417,734

56

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
ILLINOIS — (Continued)
City of Springfield Electric Revenue (RB)
5.000%, 03/01/26	1,450	$1,485,315
Coles Christian Clark Etc Counties Community College District No. 517 Lake Land (GO) Series
5.000%, 12/01/25	4,820	5,053,260
Cook & Will Counties Community College District No. 515 (GO) (BAM) Series B
5.000%, 12/01/26	200	214,191
Cook County (GO) Series A
5.000%, 11/15/26	3,700	3,933,181
Cook County Township High School District No. 225 (GO) Series B
5.000%, 12/01/25	2,795	2,945,917
County of Cook (GO) Series A
5.000%, 11/15/23	1,575	1,585,939
County of Cook Sales Tax Revenue (RB) Series A
5.000%, 11/15/23	2,435	2,456,437
5.000%, 11/15/24	650	668,005
County of Cook Sales Tax Revenue (RB) Series B
5.000%, 11/15/23	1,595	1,609,042
Illinois State (GO)
5.000%, 02/01/24	1,715	1,732,402
Illinois State (GO) Series A
5.000%, 12/01/24	5,425	5,544,560
Maine Township High School District No. 207 (GO) Series
3.000%, 12/01/23	4,095	4,082,287
Northern Illinois Municipal Power Agency (RB) Series A
5.000%, 12/01/23	525	529,687
Sangamon County School District No. 186 Springfield (GO) (AGM) Series C
4.000%, 06/01/24	500	503,115
Will County Community Unit School District No. 201 (GO) (BAM) Series U-D
5.000%, 01/01/24	390	394,158

TOTAL ILLINOIS		40,533,451

	Face Amount^ (000)	Value†
INDIANA — (0.4%)
Carmel Redevelopment Authority (RB) (ST INTERCEPT)
¤ 5.000%, 02/01/29 (Pre-refunded @ $100, 2/1/24)	1,525	$1,545,074
Indiana Finance Authority (RB) Series A
5.000%, 02/01/24	875	887,167
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/24	1,000	1,016,746
5.000%, 06/01/25	3,250	3,365,491

TOTAL INDIANA		6,814,478

IOWA — (0.3%)
City of Iowa City (GO)
5.000%, 06/01/23	1,080	1,081,490
City of Sioux (GO) Series A
3.000%, 06/01/25	650	651,098
College Community School District (GO) Series A
3.000%, 06/01/25	405	402,350
College Community School District (GO) Series C
3.000%, 06/01/24	240	239,729
Iowa Finance Authority (RB)
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/23)	2,205	2,214,571

TOTAL IOWA		4,589,238

KANSAS — (1.4%)
City of Leawood (GO)
3.000%, 09/01/23	2,000	1,995,787
City of Olathe (GO) Series A
5.000%, 08/01/23	17,000	17,071,432
City of Shawnee (GO) Series A
4.000%, 12/01/23	1,565	1,572,843
City of Topeka (GO) Series A
4.000%, 08/15/23	1,530	1,532,766
City of Wichita (GO) Series 310
5.000%, 10/13/23	2,000	2,016,021

57

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
KANSAS — (Continued)
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/24	275	$282,376

TOTAL KANSAS		24,471,225

KENTUCKY — (0.1%)
Kentucky Municipal Power Agency (RB) (NATL) Series A
5.000%, 09/01/31	245	257,228
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/26	690	731,442
Kentucky State Property & Building Commission (RB) Series B
5.000%, 08/01/25	845	882,090

TOTAL KENTUCKY		1,870,760

LOUISIANA — (2.5%)
Ascension Parish School Board (GO)
5.000%, 03/01/24	35	35,483
5.000%, 03/01/25	200	206,883
5.000%, 03/01/26	75	79,210
City of New Orleans (GO) Series A
5.000%, 12/01/24	5,500	5,656,798
East Ouachita Parish School District (GO)
3.000%, 03/01/24	150	149,729
4.000%, 03/01/25	200	202,911
Louisiana Local Government Environmental Facilities & Community Dev. Authority (RB)
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	10,020	10,274,740
Louisiana State (RB) Series A
¤ 5.000%, 06/15/31 (Pre-refunded @ $100, 6/15/24)	6,335	6,470,031
¤ 5.000%, 06/15/32 (Pre-refunded @ $100, 6/15/24)	8,720	8,905,868

	Face Amount^ (000)	Value†
LOUISIANA — (Continued)
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/24)	3,650	$3,727,800
¤ 5.000%, 06/15/34 (Pre-refunded @ $100, 6/15/24)	4,010	4,095,474
Louisiana State Gasoline & Fuels Tax Revenue (RB) Series B
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/24)	1,065	1,085,027
¤ 5.000%, 05/01/34 (Pre-refunded @ $100, 5/1/24)	1,250	1,273,506
St. Tammany Parish Wide School District No. 12 (GO) Series A
5.000%, 03/01/24	1,000	1,015,528
5.000%, 03/01/25	500	518,747

TOTAL LOUISIANA		43,697,735

MAINE — (0.3%)
City of Portland (GO)
5.000%, 05/01/24	1,000	1,018,607
5.000%, 05/01/25	455	474,389
Maine Health & Higher Educational Facilities Authority (RB)
¤ 5.000%, 07/01/43 (Pre-refunded @ $100, 7/1/23)	2,400	2,406,217
Maine Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 07/01/24	390	396,683
5.000%, 07/01/25	435	450,702

TOTAL MAINE		4,746,598

MARYLAND — (1.7%)
Anne County Arundel (GO)
5.000%, 10/01/24	1,940	1,993,121
Baltimore County (GO) Series A
5.000%, 03/01/24	4,040	4,104,066
Charles County (GO)
5.000%, 10/01/23	1,635	1,647,181
Harford County (GO) Series B
5.000%, 01/15/24	2,225	2,254,667

58

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
MARYLAND — (Continued)
Howard County (GO) Series A
5.000%, 08/15/24	1,700	$1,743,081
Maryland State (GO) Series 1
5.000%, 06/01/23	3,010	3,014,946
Maryland State (GO) Series B
4.000%, 08/01/23	2,355	2,361,364
Maryland State Department of Transportation (RB)
5.000%, 09/01/23	2,630	2,645,893
Prince County George’s (GO) Series A
5.000%, 07/15/23	5,520	5,540,764
Washington Suburban Sanitary Commission (GO) (CNTY GTD) Series 2
¤ 4.000%, 06/01/43 (Pre-refunded @ $100, 6/1/24)	3,180	3,211,954
¤ 4.000%, 06/01/44 (Pre-refunded @ $100, 6/1/24)	2,130	2,151,403

TOTAL MARYLAND		30,668,440

MASSACHUSETTS — (5.6%)
Boston Water & Sewer Commission (RB) Series B
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/23)	1,500	1,513,617
City of Boston (GO) Series A
5.000%, 11/01/23	4,115	4,153,373
City of Cambridge (GO)
5.000%, 02/15/24	5,000	5,078,794
City of Framingham (GO)
5.000%, 12/15/23	1,565	1,582,546
City of Quincy (GO)
4.000%, 07/07/23	18,000	18,014,225
3.750%, 09/15/23	13,000	13,013,799
Commonwealth of Massachusetts (GO) Series B
5.250%, 08/01/23	3,740	3,759,162
5.000%, 11/01/24	9,515	9,808,462

	Face Amount^ (000)	Value†
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) Series C
5.000%, 09/01/23	1,460	$1,468,920
5.000%, 07/01/24	900	920,811
Commonwealth of Massachusetts (GO) Series H
5.000%, 12/01/23	5,500	5,560,842
Nauset Regional School District (GO)
4.000%, 07/20/23	5,345	5,351,375
Town of Brookline (GO)
5.000%, 03/15/24	1,255	1,276,727
Town of Nantucket (GO) Series A
5.000%, 08/15/24	1,000	1,025,725
Town of Northbridge (GO) Series A
3.000%, 06/23/23	7,000	6,996,811
Town of Norwood (GO)
5.000%, 03/15/24	1,775	1,804,041
Town of Plymouth (GO)
5.000%, 05/01/23	1,010	1,010,000
Town of Watertown MA (GO)
5.000%, 06/15/24	260	265,665
5.000%, 06/15/25	500	523,489
Town of Wellesley (GO)
5.000%, 12/01/23	3,765	3,805,779
Town of Westborough (GO)
5.000%, 03/28/24	10,000	10,160,814
University of Massachusetts Building Authority (RB) Series 1
¤ 5.000%, 11/01/44 (Pre-refunded @ $100, 11/1/24)	2,675	2,755,914

TOTAL MASSACHUSETTS		99,850,891

MICHIGAN — (0.1%)
Oakland University (RB) Series A
5.000%, 03/01/24	130	131,794
5.000%, 03/01/25	155	160,390
Romeo Community School District (GO) (Q-SBLF)
4.000%, 05/01/24	320	322,522
4.000%, 05/01/25	460	468,571

TOTAL MICHIGAN		1,083,277

59

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
MINNESOTA — (1.6%)
Cambridge-Isanti Independent School District No. 911 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	1,410	$1,419,076
City of Lakeville (GO) Series C
5.000%, 02/01/24	320	324,545
5.000%, 02/01/25	1,420	1,471,484
City of Rochester Electric Utility Revenue (RB) Series B
¤ 5.000%, 12/01/43 (Pre-refunded @ $100, 12/1/23)	150	151,599
Hermantown Independent School District No. 700 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	360	362,131
Metropolitan Council (GO) Series B
5.000%, 12/01/23	495	500,419
5.000%, 03/01/24	3,770	3,829,785
Metropolitan Council (GO) Series E
5.000%, 12/01/24	1,000	1,032,890
Minnesota Higher Education Facilities Authority (RB) Series B
5.000%, 10/01/25	335	349,132
5.000%, 10/01/26	385	409,413
Minnesota State (GO) Series B
5.000%, 08/01/24	1,230	1,260,514
Minnesota State (GO) Series D
5.000%, 08/01/23	7,825	7,859,940
5.000%, 10/01/24	800	823,027
Minnesota State (GO) Series E
2.000%, 08/01/23	1,000	995,676
Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	1,910	1,936,418

	Face Amount^ (000)	Value†
MINNESOTA — (Continued)
South State Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	1,535	$1,556,459
St. Clair Independent School District No. 75 (GO) (SD CRED PROG) Series A
4.000%, 02/01/25	150	152,413
Western Minnesota Municipal Power Agency (RB)
¤ 5.000%, 01/01/36 (Pre-refunded @ $100, 1/1/24)	1,100	1,113,179
Western Minnesota Municipal Power Agency (RB) Series A
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 1/1/24)	350	354,193
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/24)	2,035	2,059,381

TOTAL MINNESOTA		27,961,674

MISSISSIPPI — (0.1%)
Mississippi State (GO) Series C
5.000%, 10/01/24	1,295	1,331,367

MISSOURI — (0.5%)
City of Columbia Water & Electric System Revenue (RB) Series B
5.000%, 10/01/23	3,005	3,024,905
City of Kansas City (GO)
4.000%, 02/01/24	640	644,498
City of Kansas City (RB) Series C
5.000%, 09/01/24	860	879,738
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/23	850	859,452
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/25	1,000	1,036,149

60

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
MISSOURI — (Continued)
Metropolitan St. Louis Sewer District (RB) Series B
5.000%, 05/01/24	425	$433,160
¤ 5.000%, 05/01/43 (Pre-refunded @ $100, 5/1/23)	1,375	1,375,000
State Charles County School District No. R-IV Wentzville (GO) (ST AID DIR DEP)
4.000%, 03/01/29	1,330	1,371,793

TOTAL MISSOURI		9,624,695

MONTANA — (0.0%)
Montana Facility Finance Authority (RB) Series C
5.000%, 06/01/24	405	411,135

NEBRASKA — (0.5%)
City of Fremont Combined Utility System Revenue (RB)
¤ 4.000%, 11/15/36 (Pre-refunded @ $100, 12/11/23)	2,000	2,010,369
¤ 4.000%, 11/15/37 (Pre-refunded @ $100, 12/11/23)	2,000	2,010,369
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/23	1,515	1,530,360
Nebraska State Colleges Facilities Corp. (RB) (AGM) Series B
5.000%, 07/15/25	275	286,323
5.000%, 07/15/26	645	684,756
Public Power Generation Agency (RB) Series A
5.000%, 01/01/28	300	307,001
5.000%, 01/01/29	650	664,745
Sarpy County (GO)
5.000%, 06/01/24	1,985	2,025,029

TOTAL NEBRASKA		9,518,952

NEVADA — (2.2%)
Clark County School District (GO) Series A
5.000%, 06/15/24	1,550	1,581,878
5.000%, 06/15/26	585	622,856

	Face Amount^ (000)	Value†
NEVADA — (Continued)
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/23	5,035	$5,041,949
Las Vegas Valley Water District (GO) Series B
5.000%, 06/01/24	1,680	1,714,418
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	2,930	2,990,027
Nevada State (GO) Series B
5.000%, 11/01/23	15,675	15,809,558
Washoe County School District (GO) Series B
5.000%, 04/01/24	11,775	11,969,246

TOTAL NEVADA		39,729,932

NEW HAMPSHIRE — (0.3%)
City of Nashua (GO)
5.000%, 08/01/24	1,830	1,875,400
New Hampshire State (GO) Series A
5.000%, 03/01/24	3,545	3,602,681

TOTAL NEW HAMPSHIRE		5,478,081

NEW JERSEY — (9.9%)
Atlantic County (GO)
3.000%, 03/15/24	1,160	1,157,408
Bergen County (GO)
4.000%, 10/19/23	10,065	10,090,377
Borough of Edgewater (GO)
2.500%, 07/14/23	2,500	2,495,350
City of East Orange (GO)
4.500%, 10/23/23	8,500	8,537,136
City of Jersey City (GO) Series A
5.000%, 10/26/23	8,025	8,088,771
County of Union NJ (GO)
3.500%, 06/15/23	22,065	22,068,965
3.000%, 03/01/24	3,895	3,892,674
Cumberland County Improvement Authority (RB) (BAM)
5.000%, 12/15/24	265	272,785
Hudson County Improvement Authority (RN) (CNTY GTD)
4.250%, 04/05/24	5,250	5,287,124

61

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
NEW JERSEY — (Continued)
Hudson County Improvement Authority (RN) (CNTY GTD) Series B
3.000%, 08/04/23	3,090	$3,087,768
Mercer County (GO)
4.000%, 02/01/25	665	677,405
Monmouth County (GO)
5.000%, 07/15/24	2,105	2,155,069
Monmouth County (GO) Series B
5.000%, 01/15/24	3,610	3,658,134
New Jersey Economic Dev. Authority (RB)
5.000%, 06/15/23	850	851,439
New Jersey Economic Dev. Authority (RB) Series WW
¤ 5.250%, 06/15/29 (Pre-refunded @ $100, 6/15/25)	630	662,204
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/25	315	328,248
5.000%, 07/01/26	670	714,054
New Jersey State (GO) Series A
5.000%, 06/01/25	7,585	7,927,785
New Jersey Turnpike Authority (RB) Series A
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 7/1/24)	5,000	5,112,149
Rutgers The State University of New Jersey (RB) Series J
¤ 5.000%, 05/01/29 (Pre-refunded @ $100, 5/1/23)	4,515	4,515,000
¤ 5.000%, 05/01/30 (Pre-refunded @ $100, 5/1/23)	2,000	2,000,000
¤ 5.000%, 05/01/36 (Pre-refunded @ $100, 5/1/23)	1,540	1,540,000
Town of Dover (GO)
5.000%, 01/24/24	7,000	7,085,029
Township of Brick NJ (GO)
3.000%, 06/15/23	6,000	5,998,949

	Face Amount^ (000)	Value†
NEW JERSEY — (Continued)
Township of East Brunswick (GO)
3.500%, 07/18/23	11,000	$11,001,489
Township of Hamilton/Mercer County (GO)
5.000%, 02/13/24	9,000	9,111,568
Township of Livingston (GO)
5.000%, 12/12/23	10,000	10,097,459
Township of Parsippany-Troy Hills (GO) Series A
5.000%, 11/03/23	11,095	11,187,303
Township of Toms River NJ (GO)
4.000%, 06/01/24	1,520	1,534,304
Township of West Orange (GO) Series A
5.000%, 11/09/23	11,025	11,120,219
Township of Woodbridge (GO)
4.500%, 03/15/24	10,000	10,108,330
Ventnor City (GO)
2.500%, 07/12/23	3,000	2,994,994

TOTAL NEW JERSEY		175,359,489

NEW MEXICO — (0.1%)
City of Albuquerque (GO) Series D
5.000%, 07/01/25	995	1,041,538

NEW YORK — (14.2%)
Amityville Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 06/16/23	4,000	4,002,486
Brighton Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/23	2,025	2,020,419
City of Auburn (GO)
3.500%, 08/16/23	7,000	7,000,925
City of New York (GO) Series A
5.000%, 08/01/25	930	972,887
City of New York (GO) Series C
5.000%, 08/01/29	680	704,183
City of New York (GO) Series I
5.000%, 03/01/31	6,120	6,207,460

62

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
NEW YORK — (Continued)
City of New York (GO) Series J
5.000%, 08/01/25	520	$521,816
City of Rochester (GO)
4.000%, 08/02/23	12,000	12,011,971
City of Syracuse (GO) Series B
4.000%, 06/01/23	525	525,304
City of White Plains (GO) Series B
5.000%, 02/15/24	685	695,259
County of Suffolk (GO) (BAM) Series D
5.000%, 10/15/23	2,620	2,640,909
East Ramapo Central School District (GO) (ST AID WITHHLDG) Series A
3.000%, 05/31/23	7,500	7,496,911
East Syracuse-Minoa Central School District (GO) (ST AID WITHHLDG) Series B
3.000%, 06/28/23	13,900	13,887,521
Elmira City School District (GO) (ST AID WITHHLDG)
4.000%, 06/23/23	11,625	11,631,981
Evans-Brant Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 06/23/23	11,625	11,635,712
Genesee County (GO) (BAM)
3.000%, 03/15/24	500	499,462
Hempstead Union Free School District (GO) (ST AID WITHHLDG) Series A
4.000%, 04/19/24	1,300	1,306,401
Hermon-DeKalb Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/29/23	4,000	4,003,587
Horseheads Central School District (GO) (ST AID WITHHLDG)
3.000%, 06/22/23	8,685	8,678,647

	Face Amount^ (000)	Value†
NEW YORK — (Continued)
Lancaster Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/09/23	13,000	$13,008,358
Metropolitan Transportation Authority (RB) Series B
5.000%, 11/15/23	410	410,244
Monroe County Industrial Dev. Corp. (RB) Series A
5.000%, 12/01/26	700	732,659
Monroe-Woodbury Central School District (GO) (ST AID WITHHLDG)
5.000%, 02/15/24	1,385	1,406,501
New York City Housing Dev. Corp. (RB) Series B2
¤ 5.250%, 07/01/31 (Pre-refunded @ $100, 7/3/23)	9,785	9,815,292
New York Convention
Center Dev. Corp. (RB)
5.000%, 11/15/24	2,035	2,087,056
5.000%, 11/15/25	2,000	2,090,418
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/25	310	322,165
¤ 5.000%, 07/01/25 (Pre-refunded @ $100, 7/1/23)	1,000	1,002,840
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/24	20,000	20,322,046
New York State Thruway Authority (RB) Series A
5.000%, 03/15/24	16,235	16,496,421
New York State Thruway Authority (RB) Series J
5.000%, 01/01/27	305	307,730
New York State Urban Dev. Corp. (RB)
5.000%, 03/15/24	1,755	1,783,260
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/24	2,205	2,240,506
5.000%, 03/15/25	6,225	6,469,288
Oswego City School District (GO) (ST AID WITHHLDG)
3.750%, 07/21/23	7,000	6,999,787

63

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
NEW YORK — (Continued)
Pine Bush Central School District (GO) (ST AID WITHHLDG)
5.000%, 07/19/23	6,250	$6,269,998
Port Authority of New York & New Jersey (RB) Series 230
4.000%, 12/01/25	750	772,902
Suffolk County (GO) (AGM) Series B
4.000%, 10/15/24	675	683,250
Town of Carmel (GO)
3.000%, 09/29/23	4,000	3,995,212
Town of Grand Island (GO)
4.000%, 10/06/23	8,000	8,020,170
Town of Oyster Bay (GO)
5.000%, 03/08/24	3,000	3,043,771
Town of Wallkill (GO)
4.000%, 07/28/23	7,500	7,510,667
Utica School District (GO) (ST AID WITHHLDG)
3.000%, 06/22/23	4,250	4,245,560
Village of Garden City (GO)
4.000%, 02/16/24	17,000	17,115,925
Wappingers Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/10/23	7,000	7,009,245
Williamsville Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/07/23	11,000	11,006,813

TOTAL NEW YORK		251,611,925

NORTH CAROLINA — (2.7%)
City of Charlotte (GO) Series A
4.000%, 06/01/23	4,575	4,577,875
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/23	3,000	3,008,768
Guilford County (GO) Series A
5.000%, 03/01/24	1,610	1,636,197
Guilford County (GO) Series B
4.000%, 03/01/24	2,500	2,520,341
North Carolina State (GO)
5.000%, 06/01/23	1,000	1,001,430

	Face Amount^ (000)	Value†
NORTH CAROLINA — (Continued)
North Carolina State (GO) Series A
5.000%, 06/01/23	6,465	$6,474,242
5.000%, 06/01/24	6,575	6,713,933
North Carolina Turnpike Authority (RB) Series B
5.000%, 02/01/24	7,360	7,459,612
Town of Holly Springs (GO)
5.000%, 06/01/23	1,000	1,001,421
Wake County (GO) Series A
5.000%, 02/01/24	8,350	8,469,215
5.000%, 03/01/24	1,010	1,026,100
Wake County (GO) Series B
5.000%, 02/01/24	4,410	4,472,963

TOTAL NORTH CAROLINA.		48,362,097

OHIO — (1.7%)
Akron Bath Copley Joint Township Hospital District (RB) Series A
5.000%, 11/15/24	430	441,195
City of Columbus (GO) Series 1
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/23)	1,000	1,002,840
City of Dublin (GO)
5.000%, 12/01/23	2,090	2,112,637
Highland Local School District/Medina County (GO) Series A
¤ 5.250%, 12/01/48 (Pre-refunded @ $100, 6/1/23)	3,030	3,034,782
Ohio State (GO) Series A
5.000%, 06/15/23	1,000	1,002,118
5.000%, 12/15/23	2,000	2,023,409
4.000%, 03/01/24	2,625	2,645,281
5.000%, 06/15/24	1,500	1,532,848
Ohio State (GO) Series B
5.000%, 09/15/23	9,850	9,916,915
Ohio State (GO) Series C
5.000%, 08/01/23	1,110	1,114,956
5.000%, 09/15/23	2,330	2,345,829
5.000%, 11/01/23	1,485	1,498,848
Ohio State (GO) Series W
4.000%, 05/01/23	1,000	1,000,000
Ohio State (GO) Series X
5.000%, 05/01/24	500	509,452

TOTAL OHIO		30,181,110

64

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
OKLAHOMA — (0.3%)
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/24	4,470	$4,571,417
Oklahoma County Independent School District No. 12 Edmond (GO)
3.000%, 03/01/26	1,605	1,601,590

TOTAL OKLAHOMA		6,173,007

OREGON — (1.0%)
City of Salem (GO)
5.000%, 06/01/23	5,705	5,712,874
Klamath County School District (GO) (SCH BD GTY)
¤ 5.000%, 06/15/31 (Pre-refunded @ $100, 6/15/23)	1,035	1,037,123
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	395	412,974
Oregon State (GO) Series A
5.000%, 05/01/24	855	870,994
Oregon State (GO) Series C
5.000%, 06/01/24	1,785	1,821,570
Oregon State (GO) Series G
¤ 5.000%, 11/01/30 (Pre-refunded @ $100, 11/1/23)	4,140	4,177,583
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/23)	1,000	1,009,771
Port of Portland Airport
Revenue (RB) Series A
5.000%, 07/01/26	400	426,551
Portland Community
College District (GO)
5.000%, 06/15/24	1,750	1,788,128

	Face Amount^ (000)	Value†
OREGON — (Continued)
Tualatin Valley Fire & Rescue Rural Fire Protection District (GO)
5.000%, 06/01/23	350	$350,498

TOTAL OREGON		17,608,066

PENNSYLVANIA — (5.1%)
Allegheny County Hospital Dev. Authority (RB) Series A
5.000%, 07/15/26	1,200	1,273,210
Bristol Township School District (GO) (BAM ST AID WITHHLDG)
5.000%, 06/01/25	335	348,002
City of Lancaster (GO) (BAM)
5.000%, 05/01/24	335	340,440
City of Philadelphia (GO) Series A
5.000%, 08/01/23	4,000	4,016,564
5.000%, 05/01/25	350	363,324
5.000%, 08/01/25	4,250	4,434,662
¤ 5.000%, 07/15/38 (Pre-refunded @ $100, 1/15/24)	8,820	8,934,863
City of Philadelphia (GO) Series B
5.000%, 02/01/26	695	733,048
City of Philadelphia Water & Wastewater Revenue (RB) Series A
¤ 5.000%, 07/01/45 (Pre-refunded @ $100, 7/1/24)	15,000	15,327,789
Commonwealth of Pennsylvania (GO)
5.000%, 02/01/27	4,390	4,651,808
East Stroudsburg Area School District (GO) (ST AID WITHHLDG) Series AA
4.000%, 09/01/27	2,330	2,393,619
Lebanon County (GO) (AGM)
4.000%, 10/15/24	250	253,233
Lehigh County Authority (RB)
4.000%, 11/01/23	1,435	1,441,002

65

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
PENNSYLVANIA — (Continued)
Monroeville Finance Authority (RB) Series B
5.000%, 02/15/24	550	$557,078
Montgomery County Higher Education and Health Authority (RB) Series B
5.000%, 05/01/24	475	481,779
Pennsylvania Economic Dev. Financing Authority (RB) Series A
5.000%, 02/01/33	60	61,373
Pennsylvania Turnpike Commission (RB) Series B-1
¤ 5.250%, 12/01/43 (Pre-refunded @ $100, 12/1/23)	27,500	27,824,354
Pennsylvania Turnpike Commission (RB) Series C
¤ 5.000%, 12/01/43 (Pre-refunded @ $100, 12/1/23)	15,755	15,904,737
Sports & Exhibition Authority of Pittsburgh and Allegheny County (RB) (AGM) Series A
4.000%, 02/01/24	1,425	1,431,128

TOTAL PENNSYLVANIA		90,772,013

RHODE ISLAND — (0.0%)
Rhode State Island (GO) Series E
5.000%, 08/01/23	745	748,215

SOUTH CAROLINA — (1.9%)
Charleston County School District (GO) Series C
4.000%, 05/10/23	12,925	12,927,402
Florence County (GO) (ST AID WITHHLDG)
5.000%, 06/01/23	8,800	8,812,074
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/23	1,450	1,452,001
Piedmont Municipal Power Agency (RB) Series A
4.000%, 01/01/24	1,265	1,268,277
5.000%, 01/01/30	1,010	1,037,296

	Face Amount^ (000)	Value†
SOUTH CAROLINA — (Continued)
Piedmont Municipal Power Agency (RB) Series B
5.000%, 01/01/25	225	$230,838
South Carolina Public Service Authority (RB) Series C
5.000%, 12/01/23	250	252,017
5.000%, 12/01/24	1,590	1,629,883
5.000%, 12/01/26	4,325	4,443,361
South Carolina Public Service Authority (RB) Series E
5.000%, 12/01/23	330	332,662
State of South Carolina (GO) Series A
5.000%, 04/01/24	1,575	1,602,553

TOTAL SOUTH CAROLINA		33,988,364

TENNESSEE — (1.0%)
City of Knoxville (GO)
5.000%, 05/01/23	3,000	3,000,000
City of Pigeon Forge (GO) Series B
5.000%, 06/01/23	3,990	3,995,442
City of Sevierville (GO)
5.000%, 06/01/24	2,330	2,377,236
Knox County (GO)
5.000%, 06/01/24	1,500	1,531,535
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (RB)
5.000%, 07/01/30	100	106,102
Metropolitan Government of Nashville & Davidson County (GO) Series A
5.000%, 07/01/23	1,670	1,674,603
Sumner County (GO) Series A
5.000%, 12/01/23	2,500	2,526,067
Tennessee State (GO) Series A
5.000%, 11/01/23	1,100	1,110,040
Wilson County (GO)
5.000%, 05/01/23	990	990,000

TOTAL TENNESSEE		17,311,025

66

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
TEXAS — (13.5%)
Alamo Community College District (GO)
5.000%, 08/15/24	800	$820,580
Alamo Heights Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/01/24	1,260	1,277,521
Alief Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,760	1,784,983
Angleton Independent School District (GO)
5.000%, 08/15/23	3,940	3,958,777
Arlington Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/24	1,070	1,085,941
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/23	2,500	2,511,163
Austin Independent School District (GO) Series D
5.000%, 08/01/25	1,145	1,199,587
Brownsville Utilities System Revenue (RB) Series A
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/23)	3,655	3,674,179
Bryan Electric System Revenue (RB) (AGM)
5.000%, 07/01/25	245	256,038
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/40 (Pre-refunded @ $100, 7/1/25)	2,000	2,086,252
Central Texas Regional Mobility Authority (RB) Series D
5.000%, 01/01/24	100	101,027
5.000%, 01/01/25	135	138,613
City of Allen (GO)
5.000%, 08/15/23	1,015	1,020,246
City of Arlington (GO) Series A
5.000%, 08/15/24	1,300	1,333,442
City of Bryan TX Electric System Revenue (RB) (AGM)
5.000%, 07/01/26	860	917,623

	Face Amount^ (000)	Value†
TEXAS — (Continued)
City of Cedar Park (GO)
5.000%, 02/15/24	305	$309,425
5.000%, 02/15/25	520	539,295
City of College Station (GO)
5.000%, 02/15/24	1,060	1,075,378
5.000%, 02/15/25	1,055	1,093,212
City of Conroe (GO) Series C
5.000%, 11/15/25	1,090	1,149,364
City of Dallas (GO)
5.000%, 02/15/25	4,205	4,369,238
City of Dallas Hotel Occupancy Tax Revenue (RB)
5.000%, 08/15/23	1,185	1,189,795
City of Denton (GO)
5.000%, 02/15/24	3,985	4,037,524
5.000%, 02/15/25	995	1,030,335
City of Fort Worth (GO)
5.000%, 03/01/24	3,085	3,132,394
City of Garland (GO)
5.000%, 02/15/24	1,990	2,017,626
City of Houston (GO) Series A
¤ 4.000%, 03/01/33 (Pre-refunded @ $100, 3/1/24)	2,025	2,038,488
¤ 4.000%, 03/01/34 (Pre-refunded @ $100, 3/1/24)	3,000	3,019,982
City of Irving (GO)
2.000%, 09/15/23	1,250	1,242,165
5.000%, 09/15/24	950	976,331
City of Kyle (GO) (AGM)
5.000%, 08/15/23	1,725	1,733,271
City of Lewisville (GO)
5.000%, 02/15/24	450	456,563
City of Pflugerville (GO)
5.000%, 08/01/23	1,250	1,255,582
City of San Antonio (GO)
5.000%, 08/01/23	1,875	1,883,559
City of Temple (GO) Series A
5.000%, 08/01/23	305	306,301
5.000%, 08/01/24	100	102,382
5.000%, 08/01/25	100	104,634
5.000%, 08/01/26	100	107,032
City of Temple (GO) Series B
5.000%, 08/01/25	100	104,634
5.000%, 08/01/26	130	139,141
City of Waco (GO)
5.000%, 02/01/24	3,625	3,675,947

67

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
TEXAS — (Continued)
Clear Lake City Water Authority (GO) Series A
5.000%, 03/01/25	200	$206,486
Clear Lake City Water Authority (GO) Series C
5.000%, 03/01/26	250	263,267
Clifton Higher Education Finance Corp. (RB) (PSF-GTD) Series T
5.000%, 08/15/24	425	434,579
5.000%, 08/15/25	440	458,407
Conroe Independent School District (GO) (PSF-GTD) Series 2022
5.000%, 02/15/24	3,350	3,397,291
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	190	192,727
5.000%, 02/15/25	190	196,983
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/25)	1,450	1,526,443
¤ 5.000%, 12/01/32 (Pre-refunded @ $100, 12/1/24)	1,450	1,493,602
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	350	368,525
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/24	1,000	1,027,877
5.000%, 11/01/25	1,850	1,944,882
Dallas Fort Worth International Airport (RB) Series B
5.000%, 11/01/24	800	822,302
Dallas Fort Worth International Airport (RB) Series F
5.125%, 11/01/25	700	706,222
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	5,690	5,774,771
Dallas Independent School District (GO) (PSF-GTD) Series
5.000%, 02/15/24	11,365	11,534,318

	Face Amount^ (000)	Value†
TEXAS — (Continued)
Eagle Mountain & Saginaw Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,250	$1,255,957
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/24	980	1,003,960
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	3,000	3,043,757
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	350	355,023
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/24	960	973,064
Georgetown Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	6,010	6,040,546
Grand Parkway
Transportation Corp. (RB) Series B
¤ 5.250%, 10/01/51 (Pre-refunded @ $100, 10/1/23)	9,105	9,180,600
Harris County (GO) Series A
5.000%, 10/01/23	1,420	1,430,873
5.000%, 10/01/24	645	663,294
Harris County (GO) Series D
5.000%, 10/01/23	2,700	2,720,673
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 12/01/25	300	309,304
5.000%, 05/15/27	800	856,537
Harris County Flood Control District (GO) Series A
4.000%, 10/01/23	2,040	2,047,978
5.000%, 10/01/23	3,645	3,674,115

68

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
TEXAS — (Continued)
Hays Consolidated Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/34 (Pre-refunded @ $100, 2/15/24)	1,420	$1,439,768
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,115	1,120,731
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	180	184,287
5.000%, 08/01/25	125	130,904
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	195	197,738
5.000%, 02/15/25	220	228,046
Lower Colorado River Authority (RB)
5.000%, 05/15/24	1,130	1,151,264
5.000%, 05/15/25	275	286,637
5.000%, 05/15/26	1,770	1,885,847
Lower Colorado River Authority (RB) (AGM)
5.000%, 05/15/24	1,355	1,381,890
Mansfield Independent School District (GO) (PSF-GTD)
¤ 4.000%, 02/15/29 (Pre-refunded @ $100, 2/15/24)	5,000	5,025,329
Midway Independent School District/McLennan County (GO) (PSF-GTD)
5.000%, 08/01/25	2,000	2,094,457
Navasota Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/31 (Pre-refunded @ $100, 2/15/25)	885	916,688
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/25	7,355	7,449,203
5.000%, 01/01/26	6,850	6,923,036
5.000%, 01/01/27	1,435	1,450,868
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	5,900	5,931,177

	Face Amount^ (000)	Value†
TEXAS — (Continued)
Pflugerville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	15,000	$15,071,487
Port Arthur Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,700	1,724,928
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,835	1,861,048
5.000%, 02/15/25	635	658,112
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,855	1,882,201
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,415	1,449,595
San Patricio County (GO)
5.000%, 04/01/24	130	132,003
5.000%, 04/01/25	200	207,286
Tarrant County (GO)
5.000%, 07/15/24	315	322,380
5.000%, 07/15/25	435	455,280
Tarrant County College District (GO)
5.000%, 08/15/23	2,225	2,236,309
5.000%, 08/15/24	1,370	1,404,543
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/26	300	317,578
Tarrant Regional Water District Water Supply System Revenue (RB)
¤ 5.000%, 03/01/30 (Pre-refunded @ $100, 3/1/24)	5,570	5,654,651
Texas State (GO)
5.000%, 10/01/23	5,120	5,158,144
¤ 5.000%, 04/01/39 (Pre-refunded @ $100, 4/1/24)	10,000	10,167,684
Texas State (GO) Series A
5.000%, 10/01/23	10,760	10,840,162
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	10,080	10,344,721

69

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CONTINUED

	Face Amount^ (000)	Value†
TEXAS — (Continued)
¤ 5.000%, 10/01/44 (Pre-refunded @ $100, 10/1/24)	1,660	$1,703,595
Texas State (GO) Series B
5.000%, 08/01/24	180	184,466
Texas State (GO) Series C
5.000%, 08/01/24	680	696,870
Texas State Technical College (RB) (AGM) Series A
5.000%, 08/01/23	1,410	1,415,382
Timber Lane Utility District (GO) (AGM) Series A
4.000%, 08/01/25	555	564,964
Town of Prosper (GO)
5.000%, 02/15/24	215	218,002
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/23	1,145	1,149,684
5.000%, 08/01/24	405	414,546
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/25	660	683,929
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	250	261,473
5.000%, 08/15/26	100	106,966
West Travis County Public Utility Agency (RB) (AGM)
6.500%, 08/15/25	675	727,585
6.500%, 08/15/26	280	311,863

TOTAL TEXAS		239,285,240

UTAH — (1.2%)
City of Salt Lake City UT Public Utilities Revenue (RB)
5.000%, 02/01/25	1,285	1,331,590
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/23	1,100	1,108,422
Salt Lake City Corp. (GO)
5.000%, 06/15/23	430	430,926
Utah State (GO)
5.000%, 07/01/23	11,000	11,032,150

	Face Amount^ (000)	Value†
UTAH — (Continued)
Utah State (GO) Series B
5.000%, 07/01/23	6,575	$6,594,217

TOTAL UTAH		20,497,305

VIRGINIA — (1.5%)
City of Harrisonburg (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/23	3,000	3,010,730
City of Roanoke (GO) (ST AID WITHHLDG)
5.000%, 04/01/24	165	167,857
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
5.000%, 09/01/23	4,475	4,502,043
Fairfax County (GO) (ST AID WITHHLDG) Series
4.000%, 10/01/23	13,635	13,679,347
4.000%, 10/01/23	3,745	3,757,180
Virginia Public Building Authority (RB) Series A
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/24)	1,000	1,024,313

TOTAL VIRGINIA		26,141,470

WASHINGTON — (5.2%)
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 09/01/23	1,115	1,121,553
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 07/01/23	8,425	8,448,924
City of Seattle Water
System Revenue (RB)
5.000%, 08/01/23	1,695	1,702,568
Energy Northwest (RB)
4.000%, 07/01/23	1,165	1,166,526
5.000%, 07/01/26	500	522,313
5.000%, 07/01/23	15,200	15,244,425
Energy Northwest (RB) Series C
5.000%, 07/01/23	985	987,879
King County (GO)
¤ 5.000%, 12/01/26 (Pre-refunded @ $100, 6/1/23)	1,025	1,026,482

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CONTINUED

	Face Amount^ (000)	Value†
WASHINGTON — (Continued)
King County (GO) Series A
5.000%, 12/01/23	2,570	$2,597,242
King County Public Hospital District No. 1 (GO)
5.000%, 12/01/25	905	950,866
King County School District No. 401 Highline (GO) (SCH BD GTY) Series A
4.000%, 06/01/24	3,000	3,030,784
King County School District No. 403 Renton (GO) (SCH BD GTY)
5.000%, 12/01/23	1,500	1,515,987
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/24	10,000	10,313,223
King County School District No. 415 Kent (GO) (SCH BD GTY)
4.000%, 12/01/23	1,885	1,893,797
King County Sewer Revenue (RB)
¤ 5.000%, 07/01/40 (Pre-refunded @ $100, 1/1/25)	1,300	1,346,553
Washington Health Care Facilities Authority (RB) Series A-2
5.000%, 08/01/26	100	104,996
Washington State (COP) Series A
5.000%, 01/01/24	3,735	3,778,270
Washington State (COP) Series B
5.000%, 07/01/23	825	827,206
Washington State (GO) Series C
5.000%, 08/01/23	7,600	7,636,212
5.000%, 02/01/24	14,650	14,858,074
Washington State (GO) Series RD
5.000%, 08/01/23	5,000	5,023,823
5.000%, 08/01/24	370	378,950
Whatcom County School District No. 501 Bellingham (GO) (SCH BD GTY)
5.000%, 12/01/23	8,325	8,413,726

TOTAL WASHINGTON		92,890,379

	Face Amount^ (000)	Value†
WISCONSIN — (1.9%)
City of Madison (GO) Series A
5.000%, 10/01/23	1,780	$1,793,629
City of Madison (GO) Series C
5.000%, 10/01/23	845	851,470
City of Milwaukee (GO) Series N2
5.000%, 04/01/24	2,575	2,607,706
City of Milwaukee (GO) Series N4
5.000%, 04/01/25	3,040	3,135,848
5.000%, 04/01/27	1,060	1,131,010
City of Waukesha (GO) Series C
5.000%, 10/01/23	210	211,443
Madison Metropolitan School District (GO)
3.000%, 03/01/24	990	988,212
Public Finance Authority (RB) Series A
4.000%, 07/01/25	1,385	1,414,150
5.000%, 07/01/26	1,275	1,355,651
Wisconsin Department of Transportation (RB) Series 1
¤ 4.500%, 07/01/32 (Pre-refunded @ $100, 7/1/23)	8,345	8,361,967
Wisconsin State (GO) Series
5.000%, 05/01/23	2,125	2,125,000
Wisconsin State (GO) Series 1
5.000%, 05/01/23	1,000	1,000,000
Wisconsin State (GO) Series A
5.000%, 05/01/23	4,260	4,260,000
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/23)	2,720	2,720,000

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CONTINUED

	Face Amount^ (000)	Value†
WISCONSIN — (Continued)
Wisconsin State (GO) Series C
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/24)	2,025	$2,061,079

TOTAL WISCONSIN		34,017,165

TOTAL MUNICIPAL BONDS (Cost $1,790,987,196)		1,775,306,804

TOTAL INVESTMENTS — (100.0%) (Cost $1,790,987,196)		$1,775,306,804

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,775,306,804	—	$1,775,306,804

TOTAL.	—	$1,775,306,804	—	$1,775,306,804

See accompanying Notes to Financial Statements.

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SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face Amount^ (000)	Value†
MUNICIPAL BONDS — (99.0%)
ALABAMA — (0.5%)
Alabama State (GO) Series C
5.000%, 08/01/24	3,000	$3,072,569
Mobile County Board of School Commissioners (RB) (BAM)
5.000%, 03/01/29	575	641,097
Mobile County Board of School Commissioners (ST) (BAM)
5.000%, 03/01/30	810	916,624
4.000%, 03/01/33	1,230	1,297,130
Mobile County Board of School Commissioners (ST) (BAM) Series B
5.000%, 03/01/28	650	712,336
Water Works Board of the City of Birmingham (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,275	1,318,972

TOTAL ALABAMA		7,958,728

ALASKA — (0.2%)
Alaska State International Airports System (RB) Series A
5.000%, 10/01/27	210	219,343
City of Anchorage (GO) Series B
5.000%, 09/01/23	200	201,169
City of Anchorage (GO) Series C
5.000%, 09/01/24	2,765	2,836,835
Municipality of Anchorage (GO) Series A
5.000%, 09/01/33	300	333,820

TOTAL ALASKA		3,591,167

ARIZONA — (0.8%)
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,865	2,049,327

	Face Amount^ (000)	Value†
ARIZONA — (Continued)
City of Tucson (GO) Series A
5.000%, 07/01/24	700	$716,024
City of Tucson Water System Revenue (RB)
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/25)	1,000	1,047,201
Glendale Union High School District No. 205 (GO) (AGM) Series B
5.000%, 07/01/28	250	278,603
5.000%, 07/01/29	500	568,970
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	1,810	1,809,174
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/24	250	255,579
Maricopa County Unified School District No. 80 Chandler (GO) Series B
5.000%, 07/01/24	2,100	2,146,860
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/24	3,250	3,324,399
Scottsdale Municipal Property Corp. (RB)
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/25)	1,230	1,288,058

TOTAL ARIZONA		13,484,195

ARKANSAS — (0.1%)
City of Fort Smith AR Water & Sewer Revenue (RB)
5.000%, 10/01/30	2,100	2,307,915

CALIFORNIA — (1.9%)
California State (GO)
4.000%, 10/01/36	2,410	2,523,216

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CONTINUED

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
San Joaquin Hills Transportation Corridor Agency (RB) Series A
5.000%, 01/15/30	750	$833,016
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/23	430	431,271
State of California (GO)
5.000%, 08/01/25	4,915	5,153,705
5.000%, 11/01/25	1,985	2,093,681
3.000%, 03/01/26	3,000	3,007,890
5.000%, 08/01/26	4,750	5,097,782
3.500%, 08/01/27	800	822,771
5.000%, 11/01/27	5,610	6,196,562
5.000%, 04/01/29	2,000	2,281,439
State of California (GO) Series B
5.000%, 09/01/25	2,000	2,101,205
Union Elementary School District (GO) Series A
¤ 5.000%, 09/01/44 (Pre-refunded @ $100, 9/1/24)	500	513,585

TOTAL CALIFORNIA		31,056,123

COLORADO — (1.1%)
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG) Series C
5.000%, 12/15/29	815	879,975
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	2,185	2,219,950
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/30	1,000	1,115,117
Colorado Health Facilities Authority (RB) Series A-2
5.000%, 08/01/34	30	32,193
Colorado Health Facilities Authority, Revenue Bonds (RB) Series A
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	12,000	12,529,918

	Face Amount^ (000)	Value†
COLORADO — (Continued)
Denver Health & Hospital Authority (COP)
5.000%, 12/01/29	325	$348,412
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/24	870	897,932

TOTAL COLORADO		18,023,497

CONNECTICUT — (1.2%)
City of Bristol (GO)
5.000%, 03/15/29	830	952,205
City of New Haven (GO) Series A
5.000%, 08/01/28	1,000	1,083,192
5.000%, 08/01/29	1,000	1,094,305
City of Waterbury (GO)
5.000%, 08/01/29	625	718,519
City of Waterbury (GO) Series B
4.000%, 09/01/23	1,500	1,503,935
Connecticut State (GO) Series A
4.000%, 01/15/28	2,175	2,303,467
4.000%, 01/15/34	7,000	7,601,383
State of Connecticut (GO) Series A
5.000%, 10/15/29	715	769,719
Town of Greenwich (GO) Series A
5.000%, 01/15/25	2,925	3,035,702
University of Connecticut (RB) Series A
5.000%, 04/15/27	945	1,029,263

TOTAL CONNECTICUT		20,091,690

DELAWARE — (0.4%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/25	45	47,037
Delaware State (GO)
5.000%, 02/01/29	5,010	5,725,252
Delaware State (GO) Series B
5.000%, 07/01/24	470	480,488

TOTAL DELAWARE		6,252,777

DISTRICT OF COLUMBIA — (1.3%)
District of Columbia (GO) Series A
5.000%, 06/01/24	1,485	1,516,697

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CONTINUED

	Face Amount^ (000)	Value†
DISTRICT OF COLUMBIA — (Continued)
5.000%, 06/01/25	1,500	$1,568,719
District of Columbia (GO) Series B
5.000%, 06/01/25	4,500	4,706,158
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/26	3,525	3,757,881
5.000%, 07/01/27	8,230	8,973,060

TOTAL DISTRICT OF COLUMBIA		20,522,515

FLORIDA — (5.6%)
Alachua County School Board (COP) (AGM)
5.000%, 07/01/29	5,230	5,862,706
Bay County School Board (COP) Series A
5.000%, 07/01/28	555	616,514
Board of Governors State University System of Florida (RB) Series A
3.000%, 07/01/24	2,580	2,580,798
Broward County Tourist Dev. Tax Revenue (RB)
4.000%, 09/01/36	2,225	2,275,265
4.000%, 09/01/38	5,000	5,053,895
Central Florida Expressway Authority (RB) (AGM)
4.000%, 07/01/34	2,075	2,240,040
4.000%, 07/01/35	1,750	1,861,388
Central Florida Expressway Authority (RB) Series B
4.000%, 07/01/30	1,500	1,541,014
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	2,025	2,388,418
County of Hillsborough FL Wastewater Impact Fee (RB)
5.000%, 05/01/27	1,010	1,093,651
Duval County Public Schools (COP) (AGM) Series A
5.000%, 07/01/29	1,485	1,682,598
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/25	1,000	1,045,268

	Face Amount^ (000)	Value†
FLORIDA — (Continued)
Florida Dev. Finance Corp. (RB)
5.000%, 11/15/28	1,310	$1,430,596
5.000%, 11/15/29	1,060	1,168,783
5.000%, 11/15/30	1,220	1,357,838
Florida State (GO) Series A
5.000%, 06/01/24	1,400	1,428,532
5.000%, 07/01/24	5,000	5,114,460
5.000%, 06/01/25	6,500	6,789,723
Florida State (GO) Series B
5.000%, 06/01/23	350	350,480
Florida State (GO) Series C
5.000%, 06/01/27	2,000	2,189,609
Florida State (GO) (ST GTD) Series A
5.000%, 06/01/27	6,580	7,203,814
Hillsborough County School Board (COP)
5.000%, 07/01/29	1,810	2,028,967
Miami-Dade County (GO) Series A
5.000%, 07/01/25	2,295	2,400,861
Miami-Dade County Aviation Revenue (RB) Series A
4.000%, 10/01/34	2,510	2,608,265
Miami-Dade County Health Facilities Authority (RB) Series A
5.000%, 08/01/26	500	526,712
Okaloosa County School Board (COP) Series A
5.000%, 10/01/29	1,090	1,248,804
Orange County Health Facilities Authority (RB) Series A
5.000%, 10/01/29	665	749,294
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/24	3,000	3,083,827
Palm Beach County Health Facilities Authority (RB)
5.000%, 08/15/26	105	110,926
Pasco County School Board (COP) (AGM) Series A
5.000%, 08/01/37	3,000	3,357,889
Pasco County School Board (GO) (AGM) Series B
5.000%, 08/01/36	1,985	2,245,549
Peace River Manasota Regional Water Supply Authority (RB)
5.000%, 10/01/25	2,030	2,128,657

75

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CONTINUED

	Face Amount^ (000)	Value†
FLORIDA — (Continued)
School Board of Miami-Dade County (COP) Series D
5.000%, 02/01/26	165	$173,319
School District of Broward County (COP) Series A
5.000%, 07/01/27	650	709,222
School District of Broward County (COP) Series B
5.000%, 07/01/28	1,000	1,094,258
5.000%, 07/01/35	8,000	9,335,192
Tampa Bay Water (RB) Series A
5.000%, 10/01/25	2,850	2,991,229

TOTAL FLORIDA		90,068,361

GEORGIA — (2.5%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	2,000	2,114,133
DeKalb County Water & Sewerage Revenue (RB) Series B
5.250%, 10/01/24	2,830	2,921,186
Dev. Authority for Fulton County (RB) Series A
5.000%, 07/01/28	740	787,869
Georgia State (GO) Series A
5.000%, 07/01/26	1,340	1,438,627
5.000%, 07/01/27	6,090	6,702,924
Georgia State (GO) Series C
4.000%, 07/01/29	1,000	1,090,806
Georgia State (GO) Series C-1
5.000%, 07/01/26	9,210	9,887,875
Georgia State (GO) Series E
5.000%, 12/01/26	3,060	3,319,447
Georgia State (GO) Series F
5.000%, 07/01/26	5,335	5,727,667
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/25	2,000	2,054,297
Henry County (GO)
5.000%, 05/01/24	1,200	1,223,041
Paulding County Hospital Authority (RB)
5.000%, 04/01/29	250	276,610

	Face Amount^ (000)	Value†
GEORGIA — (Continued)
Private Colleges & Universities Authority (RB)
5.000%, 10/01/28	130	$143,098
5.000%, 10/01/29	265	294,973
5.000%, 10/01/30	285	321,131
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	2,420	2,543,578

TOTAL GEORGIA		40,847,262

HAWAII — (2.3%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	200	201,490
5.000%, 10/01/24	7,045	7,242,841
5.000%, 10/01/25	4,925	5,185,551
City & County of Honolulu (GO) Series D
5.000%, 07/01/24	675	690,062
5.000%, 07/01/25	845	884,522
Hawaii State (GO) Series FE
5.000%, 10/01/24	1,500	1,542,124
Hawaii State (GO) Series FH
5.000%, 10/01/25	1,640	1,726,762
Hawaii State (GO) Series FT
5.000%, 01/01/25	1,805	1,866,654
5.000%, 01/01/27	10,060	10,891,657
Hawaii State (GO) Series FW
5.000%, 01/01/26	5,000	5,289,174
Maui County (GO)
5.000%, 03/01/24	880	893,955

TOTAL HAWAII		36,414,792

IDAHO — (0.0%)
Idaho Health Facilities Authority (RB) Series A
5.000%, 03/01/28	275	300,464

ILLINOIS — (2.6%)
Chicago O’Hare International Airport (RB) (AGM) Series A
4.000%, 01/01/39	5,000	5,028,773

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CONTINUED

	Face Amount^ (000)	Value†
ILLINOIS — (Continued)
Chicago O’Hare International Airport (RB) Series B
5.000%, 01/01/33	785	$808,722
Chicago O’Hare International Airport (RB) Series D
5.250%, 01/01/36	130	138,552
5.000%, 06/01/28	3,125	3,388,087
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/24	2,000	2,060,767
5.000%, 12/01/25	1,180	1,245,827
Cook County Sales Tax Revenue (RB) Series A
4.000%, 11/15/39	2,110	2,107,250
County of Cook (GO) Series A
5.000%, 11/15/29	1,000	1,123,914
County of Cook Sales Tax (RB) Series B
5.000%, 11/15/29	260	290,740
Illinois Finance Authority (RB) Series A
5.000%, 08/15/29	3,450	3,868,657
5.000%, 08/15/34	2,380	2,716,871
5.000%, 08/15/35	2,220	2,507,013
Illinois Finance Authority (RB) Series C
5.000%, 02/15/30	5,260	5,668,046
4.000%, 02/15/33	2,805	2,874,050
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	930	938,876
Lake County Forest Preserve District (GO)
5.000%, 12/15/24	2,475	2,556,834
Sangamon County School District No. 186 Springfield (GO) (AGM)
4.000%, 02/01/31	1,310	1,417,069
University of Illinois (RB) Series A
5.000%, 04/01/30	640	736,891
Will County Community Unit School District No. 201 (GO) (AGM) Series E
5.000%, 01/01/26	425	443,563
5.000%, 01/01/27	630	670,277

	Face Amount^ (000)	Value†
ILLINOIS — (Continued)
Will County Community Unit School District No. 201 (GO) (BAM) Series U-A
5.000%, 01/01/26	550	$574,023

TOTAL ILLINOIS		41,164,802

INDIANA — (0.6%)
Franklin Township-Marion County Multiple School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/35	1,550	1,799,316
Greater Clark Building Corp. (RB) (ST INTERCEPT)
4.000%, 07/15/30	385	406,766
Indiana Finance Authority (RB) Series A
4.000%, 02/01/34	5,305	5,708,002
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/27	1,495	1,610,845
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	500	538,802

TOTAL INDIANA		10,063,731

IOWA — (0.5%)
Cedar Falls Community School District (GO) (AGM) Series A
4.000%, 06/01/29	1,470	1,581,454
4.000%, 06/01/30	1,090	1,181,550
City of Ankeny (GO) Series A
5.000%, 06/01/25	2,050	2,139,681
City of Iowa City (GO)
5.000%, 06/01/26	1,045	1,116,116
Waukee Community School District (GO) Series B
5.000%, 06/01/24	2,150	2,192,896

TOTAL IOWA		8,211,697

KANSAS — (0.5%)
City of Topeka (GO) Series A
4.000%, 08/15/26	1,425	1,484,272

77

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CONTINUED

	Face Amount^ (000)	Value†
KANSAS — (Continued)
City of Wichita (GO) Series 828
4.000%, 06/01/25	1,190	$1,218,181
Johnson County Unified School District No. 233 Olathe (GO) Series A
¤ 3.000%, 09/01/34 (Pre-refunded @ $100, 9/1/25)	2,000	2,011,523
Johnson County Unified School District No. 233 Olathe (GO) Series B
5.000%, 09/01/23	2,000	2,011,755
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/27	1,500	1,646,548

TOTAL KANSAS		8,372,279

KENTUCKY — (1.0%)
Eastern Kentucky University (RB) (BAM ST INTERCEPT) Series A
5.000%, 04/01/35	350	398,332
5.000%, 04/01/36	1,520	1,711,321
5.000%, 04/01/37	1,600	1,779,607
Glasgow Independent School District Finance Corp. (GO) (ST INTERCEPT)
5.000%, 02/01/33	1,000	1,156,070
Kentucky State Property & Building Commission (RB)
5.000%, 04/01/28	1,600	1,718,356
5.000%, 08/01/31	920	956,107
5.000%, 04/01/33	3,500	3,733,383
Kentucky State Property & Building Commission (RB) Series A
5.000%, 05/01/30	635	724,796
5.000%, 06/01/30	550	628,597
Kentucky Turnpike Authority (RB) Series A
5.000%, 07/01/29	155	160,792
Louisville/Jefferson County Metropolitan Government (RB) Series
5.000%, 10/01/26	2,540	2,684,148

TOTAL KENTUCKY		15,651,509

	Face Amount^ (000)	Value†
LOUISIANA — (0.6%)
Ascension Parish School Board (GO)
5.000%, 03/01/29	380	$427,594
City of New Orleans (GO)
5.000%, 12/01/30	1,015	1,082,388
City of New Orleans (GO) Series
5.000%, 12/01/27	2,020	2,208,914
5.000%, 12/01/33	1,195	1,351,050
5.000%, 12/01/34	2,370	2,658,925
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	1,040	1,143,943
East Ouachita Parish School District (GO)
4.000%, 03/01/29	355	375,185
4.000%, 03/01/30	400	428,234

TOTAL LOUISIANA		9,676,233

MAINE — (0.2%)
Maine Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 07/01/28	500	545,833
5.000%, 07/01/29	480	533,194
Maine State (GO) Series B
5.000%, 06/01/27	2,000	2,193,679

TOTAL MAINE		3,272,706

MARYLAND — (8.3%)
Anne County Arundel (GO)
5.000%, 10/01/24	6,880	7,068,386
5.000%, 10/01/29	6,560	7,582,982
Baltimore County (GO)
3.000%, 11/01/24	1,000	1,001,739
5.000%, 03/01/27	5,000	5,452,477
5.000%, 11/01/27	2,175	2,410,220
5.000%, 03/01/28	4,000	4,467,798
Baltimore County (GO) Series B
5.000%, 08/01/24	5,800	5,943,889
City of Baltimore (GO) Series
5.000%, 10/15/30	1,825	2,146,434
Frederick County (GO) Series A
5.000%, 08/01/27	4,725	5,201,476
Harford County (GO)
4.000%, 10/01/24	2,650	2,689,841

78

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CONTINUED

	Face Amount^ (000)	Value†
MARYLAND — (Continued)
Harford County (GO) Series A
5.000%, 10/01/29	1,680	$1,941,983
Harford County (GO) Series B
5.000%, 01/15/29	1,515	1,725,159
Howard County (GO) Series A
5.000%, 02/15/25	3,900	4,048,171
5.000%, 02/15/28	1,220	1,361,249
Howard County (GO) Series D
5.000%, 02/15/24	5,140	5,216,577
Maryland State (GO) Series A
5.000%, 03/15/26	5,000	5,320,733
5.000%, 08/01/27	5,010	5,512,439
Maryland State (GO) Series B
5.000%, 08/01/27	6,020	6,623,729
5.000%, 08/01/28	4,130	4,651,715
Montgomery County (GO) Series A
5.000%, 11/01/27	2,500	2,770,368
Montgomery County (GO) Series C
5.000%, 10/01/27	8,500	9,400,454
Montgomery County (GO) Series D
4.000%, 11/01/26	9,500	9,951,812
Prince County George’s (GO) Series A
5.000%, 07/15/25	17,780	18,647,833
4.000%, 07/01/26	2,000	2,083,711
3.000%, 09/15/27	10,950	11,027,662

TOTAL MARYLAND		134,248,837

MASSACHUSETTS — (3.2%)
City of Boston (GO) Series C
5.000%, 03/01/28	6,800	7,611,724
City of Boston (GO) Series D
5.000%, 03/01/25	1,210	1,255,808
City of Fall River (GO) (ST AID WITHHLDG)
3.000%, 12/01/34	965	917,485
City of Framingham (GO)
5.000%, 06/15/24	1,500	1,531,515
5.000%, 06/15/25	1,565	1,638,191

	Face Amount^ (000)	Value†
MASSACHUSETTS — (Continued)
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	150	$150,286
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	3,700	3,811,036
Commonwealth of Massachusetts (GO) Series B
5.000%, 07/01/28	5,725	6,432,979
4.000%, 02/01/39	1,000	1,031,232
Commonwealth of Massachusetts (GO) Series C
5.000%, 08/01/24	1,500	1,537,585
5.000%, 04/01/26	2,000	2,131,170
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/23	970	979,141
5.000%, 11/01/27	9,010	9,976,306
Massachusetts Bay Transportation Authority (RB) (NATL) Series B
5.500%, 07/01/24	3,020	3,106,270
Massachusetts Dev. Finance Agency (RB)
5.000%, 07/01/37	2,680	2,897,408
Massachusetts Dev. Finance Agency (RB) Series K
5.000%, 07/01/34	170	187,903
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	1,000	1,139,100
Town of Brookline (GO)
4.000%, 02/15/25	2,000	2,044,557
Town of Watertown (GO)
5.000%, 04/15/25	2,380	2,483,721

TOTAL MASSACHUSETTS		50,863,417

MICHIGAN — (0.7%)
Farmington Public School District (GO) (AGM)
5.000%, 05/01/25	2,140	2,232,889
Michigan Finance Authority (RB)
5.000%, 11/15/27	2,595	2,725,794

79

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CONTINUED

	Face Amount^ (000)	Value†
MICHIGAN — (Continued)
Michigan Finance Authority (RB) Series A
5.000%, 12/01/28	985	$1,103,734
Michigan State (GO) Series A
5.000%, 05/01/25	2,000	2,085,226
Oakland University (RB) Series A
5.000%, 03/01/29	695	775,683
5.000%, 03/01/30	805	913,638
Romeo Community School District (GO) (Q-SBLF)
5.000%, 05/01/30	225	260,381
Romeo Community School District (GO) (Q-SBLF) Series A
5.000%, 05/01/29	270	306,314
Saginaw City School District (GO) (Q-SBLF)
4.000%, 05/01/28	1,390	1,467,764

TOTAL MICHIGAN		11,871,423

MINNESOTA — (1.9%)
Hennepin County (GO) Series C
5.000%, 12/01/26	4,070	4,413,628
5.000%, 12/01/27	5,800	6,442,545
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/25	2,630	2,723,076
Metropolitan Council (GO) Series A
5.000%, 03/01/26	700	745,378
Minnesota Higher Education Facilities Authority (RB) Series B
5.000%, 10/01/29	635	713,906
Minnesota State (GO) Series A
5.000%, 08/01/27	5,000	5,505,677
5.000%, 08/01/28	6,150	6,926,888
Minnesota State (GO) Series D
5.000%, 08/01/24	500	512,404

	Face Amount^ (000)	Value†
MINNESOTA — (Continued)
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	1,125	$1,131,080
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	1,090	1,210,399
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	350	362,519

TOTAL MINNESOTA		30,687,500

MISSISSIPPI — (0.6%)
Mississippi State (GO) Series A
5.000%, 10/01/27	9,220	10,148,037

MISSOURI — (1.1%)
City of Belton (GO) Series C
5.000%, 03/01/27	2,150	2,328,194
City of Kansas City (GO) Series A
3.000%, 02/01/25	4,215	4,225,210
5.000%, 02/01/37	400	462,384
City of Kansas City (RB) Series C
5.000%, 09/01/29	2,000	2,236,920
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/27	630	699,216
City of Wentzville (COP)
5.000%, 11/01/32	600	639,812
Columbia School District (GO) Series B
5.000%, 03/01/24	2,100	2,132,782
Columbia School District (GO) (ST AID DIR DEP) Series B
5.000%, 03/01/24	1,500	1,523,415
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/29	1,385	1,544,745

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CONTINUED

	Face Amount^ (000)	Value†
MISSOURI — (Continued)
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	2,000	$2,122,003

TOTAL MISSOURI		17,914,681

MONTANA — (0.0%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	400	411,439

NEBRASKA — (0.3%)
City of Omaha (GO) Series A
4.000%, 04/15/24	750	756,729
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	2,380	2,491,526
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/24	655	665,076
Public Power Generation Agency (RB) Series A
5.000%, 01/01/29	45	46,021

TOTAL NEBRASKA		3,959,352

NEVADA — (1.3%)
Clark County (GO) Series A
5.000%, 07/01/25	2,700	2,823,384
Clark County NV Passenger Facility Charge Revenue (RB) Series B
5.000%, 07/01/27	475	520,241
Clark County NV Passenger Facility Charge Revenue (RB) Series C
5.000%, 07/01/26	2,060	2,203,194
Clark County NV Passenger Facility Charge Revenue (RB) Series E
5.000%, 07/01/28	2,850	3,193,625
Clark County School District (GO) (AGM) Series A
5.000%, 06/15/28	2,000	2,226,736
Las Vegas Convention & Visitors Authority (RB) Series B
5.000%, 07/01/27	745	807,675
5.000%, 07/01/28	2,570	2,837,883

	Face Amount^ (000)	Value†
NEVADA — (Continued)
Las Vegas Valley Water District (GO) Series B
5.000%, 06/01/24	2,820	$2,877,773
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/28	1,870	2,094,440
Washoe County School District (GO)
5.000%, 06/01/24	1,715	1,748,299

TOTAL NEVADA		21,333,250

NEW HAMPSHIRE — (0.4%)
City of Portsmouth (GO)
4.000%, 04/01/25	1,505	1,536,838
New Hampshire State (GO) Series A
5.000%, 12/01/24	2,835	2,930,468
State of New Hampshire (GO) Series A
5.000%, 02/15/37	1,455	1,714,182

TOTAL NEW HAMPSHIRE		6,181,488

NEW JERSEY — (1.8%)
City of Hoboken (GO)
3.000%, 02/01/26	2,945	2,954,939
3.000%, 02/01/27	3,035	3,052,359
3.000%, 02/01/28	4,560	4,590,853
City of Princeton (GO)
2.000%, 12/15/24	1,790	1,750,361
Monmouth County (GO)
5.000%, 01/15/24	970	982,933
Montville Township (GO)
3.000%, 10/01/25	505	507,925
New Jersey Economic Dev. Authority (RB) Series DDD
5.000%, 06/15/29	1,000	1,076,295
New Jersey State (GO) Series A
5.000%, 06/01/28	6,000	6,689,773
5.000%, 06/01/29	500	567,807
4.000%, 06/01/31	2,365	2,581,983
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/31	735	834,710
5.000%, 06/15/35	2,500	2,818,596

TOTAL NEW JERSEY		28,408,534

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CONTINUED

	Face Amount^ (000)	Value†
NEW MEXICO — (0.5%)
ALBUQUERQUE NM MUNI SCH DIST ALBSCD 08/37 FIXED 5 (GO)
5.000%, 08/01/37	500	$554,446
5.000%, 07/01/24	2,800	2,862,481
City of Albuquerque (GO) Series B
5.000%, 07/01/26	1,000	1,070,454
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	2,000	2,191,316
Santa Fe Public School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/24	2,000	2,045,906

TOTAL NEW MEXICO		8,724,603

NEW YORK — (4.5%)
City of New York (GO) Series A
5.000%, 08/01/24	3,860	3,955,761
5.000%, 08/01/26	7,015	7,510,529
City of New York (GO) Series E
5.000%, 08/01/23	6,000	6,026,791
5.000%, 08/01/26	2,500	2,676,596
City of Syracuse (GO) Series B
4.000%, 06/01/25	500	511,374
Dutchess County Local Dev. Corp. (RB) Series B
5.000%, 07/01/28	205	218,343
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	2,000	2,019,300
New York City Industrial Dev. Agency (RB) (AGM) Series A
5.000%, 03/01/28	2,650	2,886,652
5.000%, 03/01/30	1,275	1,434,414
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	4,055	4,209,533
5.000%, 03/15/28	1,050	1,167,772
5.000%, 07/01/34	440	453,910
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/24	4,900	4,973,190

	Face Amount^ (000)	Value†
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	1,280	$1,394,986
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/24	2,950	2,994,064
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/26	7,135	7,574,399
5.000%, 03/15/28	2,520	2,802,653
5.000%, 03/15/29	1,000	1,136,644
New York State Thruway Authority (RB) Series A
5.000%, 03/15/29	5,000	5,677,369
New York State Urban Development Corp (RB) Series A
5.000%, 03/15/27	5,880	6,408,216
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	3,440	3,574,996
Town of Cheektowaga (GO)
5.000%, 07/15/23	300	301,128
Town of Huntington (GO)
2.000%, 12/01/23	100	99,012
Town of Oyster Bay (GO) (AGM)
5.000%, 08/01/29	165	189,380
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 11/15/29	500	580,348
Triborough Bridge & Tunnel Authority (RB) Series C-1
4.000%, 11/15/27	1,250	1,327,576

TOTAL NEW YORK		72,104,936

NORTH CAROLINA — (3.8%)
Charlotte-Mecklenburg Hospital Authority (RB) Series A
5.000%, 01/15/38	2,720	2,819,701
City of Greensboro (GO) Series B
5.000%, 10/01/27	4,430	4,905,165
Guilford County (GO)
5.000%, 03/01/24	2,300	2,337,424
Guilford County (GO) Series A
5.000%, 03/01/29	1,995	2,284,275

82

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CONTINUED

	Face Amount^ (000)	Value†
NORTH CAROLINA — (Continued)
Guilford County (GO) Series B
5.000%, 05/01/24	2,500	$2,549,238
Mecklenburg County (GO)
5.000%, 03/01/25	2,000	2,079,352
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/32	1,375	1,549,355
North Carolina State (RB)
5.000%, 03/01/25	2,815	2,922,081
5.000%, 03/01/33	50	56,502
North Carolina State (GO) Series A
5.000%, 06/01/28	5,050	5,676,644
5.000%, 06/01/25	20,545	21,486,224
North Carolina Turnpike Authority (RB) (AGM)
5.000%, 01/01/38	1,550	1,638,778
Wake County (GO)
5.000%, 04/01/25	4,000	4,166,948
Wake County (GO) Series A
5.000%, 03/01/28	2,000	2,236,803
Wake County (GO) Series B
5.000%, 03/01/25	5,000	5,197,469

TOTAL NORTH CAROLINA		61,905,959

NORTH DAKOTA — (0.2%)
West Fargo Public School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 08/01/24	3,330	3,408,491

OHIO — (3.8%)
Akron Bath Copley Joint Township Hospital District (RB) Series A
5.000%, 11/15/29	250	282,248
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/28	235	258,080
Butler County (RB)
4.000%, 11/15/35	1,000	935,340
Cincinnati City School District (COP)
¤ 5.000%, 12/15/28 (Pre-refunded @ $100, 12/15/24)	2,000	2,061,248
City of Columbus (GO) Series 1
5.000%, 07/01/26	4,260	4,566,833

	Face Amount^ (000)	Value†
OHIO — (Continued)
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	3,745	$3,950,869
City of Columbus (GO) Series E
4.000%, 04/01/27	8,865	9,352,325
Montgomery County (RB)
5.000%, 08/01/30	1,350	1,519,581
4.000%, 08/01/39	1,400	1,399,869
Ohio State (GO) Series A
5.000%, 06/15/24	800	817,519
5.000%, 03/01/25	3,525	3,663,575
5.000%, 09/01/25	5,635	5,924,059
5.000%, 08/01/27	7,060	7,771,021
Ohio State (GO) Series B
5.000%, 08/01/24	970	994,064
5.000%, 09/01/24	2,665	2,736,349
5.000%, 09/01/27	625	689,297
5.000%, 09/15/27	1,500	1,655,849
Ohio State (GO) Series U
5.000%, 05/01/28	4,360	4,882,917
Ohio State (GO) Series W
4.000%, 05/01/24	785	792,187
4.000%, 05/01/25	785	803,459
Olentangy Local School District (GO)
5.000%, 12/01/24	1,355	1,398,503
Upper Arlington City School District (GO) Series A
5.000%, 12/01/27	3,190	3,524,448
Warrensville Heights City School District (GO) (BAM) Series A
¤ 5.250%, 12/01/55 (Pre-refunded @ $100, 12/1/24)	1,000	1,035,311

TOTAL OHIO		61,014,951

OKLAHOMA — (1.3%)
City of Tulsa (GO)
5.000%, 03/01/24	7,500	7,614,601
5.000%, 03/01/26	6,250	6,649,875
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/28	3,430	3,773,276
Garfield County Educational Facilities Authority (RB) Series A
5.000%, 09/01/30	1,400	1,470,778

83

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CONTINUED

	Face Amount^ (000)	Value†
OKLAHOMA — (Continued)
Oklahoma County Independent School District No. 12 Edmond (GO) Series G
4.000%, 03/01/27	740	$771,566

TOTAL OKLAHOMA		20,280,096

OREGON — (2.7%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	600	684,077
City of Portland (GO) Series A
5.000%, 06/15/24	400	408,759
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/26	1,560	1,670,596
5.000%, 04/01/29	1,440	1,646,901
City of Salem (GO)
5.000%, 06/01/25	530	553,733
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	4,680	5,126,379
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
5.000%, 06/15/29	4,855	5,564,634
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,200	1,253,848
Oregon State (GO) Series G
5.000%, 12/01/24	2,290	2,361,728
Oregon State (GO) Series H
5.000%, 05/01/25	2,420	2,523,124
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/27 (Pre-refunded @ $100, 11/15/24)	150	154,651

	Face Amount^ (000)	Value†
OREGON — (Continued)
Oregon State Department of Transportation (RB) Series B
5.000%, 11/15/26	3,530	$3,822,624
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/29	2,255	2,559,175
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	2,390	2,617,959
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	2,300	2,349,089
Washington County (GO)
5.000%, 03/01/24	2,400	2,438,059
5.000%, 03/01/25	5,100	5,297,709
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/24	1,045	1,066,409
5.000%, 06/01/25	1,395	1,457,467

TOTAL OREGON		43,556,921

PENNSYLVANIA — (1.6%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 04/01/31	1,500	1,612,977
Bristol Township School District (GO) (BAM ST AID WITHHLDG)
5.000%, 06/01/26	570	604,798
Chichester School District (GO) (AGM ST AID WITHHLDG)
4.000%, 09/15/28	225	238,405
City of Philadelphia (GO) Series B
5.000%, 02/01/33	1,200	1,337,838
County of Montgomery PA (GO)
5.000%, 07/01/29	3,000	3,463,752
Lebanon County (GO) (AGM)
4.000%, 10/15/27	150	158,481
Lehigh County (RB)
5.000%, 07/01/29	875	974,572

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CONTINUED

	Face Amount^ (000)	Value†
PENNSYLVANIA — (Continued)
Monroeville Finance Authority (RB) Series B
5.000%, 02/15/29	665	$737,819
Montgomery County (GO)
5.000%, 05/01/23	1,000	1,000,000
Montgomery County (GO) Series A
5.000%, 01/01/25	2,390	2,473,610
Pennsylvania Economic Dev. Financing Authority (RB) Series A
5.000%, 02/15/29	395	438,254
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/34	2,280	2,390,471
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	205	208,200
5.000%, 03/01/25	540	560,443
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/33	3,495	3,722,835
Pittsburgh Water & Sewer Authority (RB) (AGM) Series A
5.000%, 09/01/26	3,675	3,928,960
Snyder County Higher Education Authority (RB)
5.000%, 01/01/27	340	352,480
Sports & Exhibition Authority of Pittsburgh and Allegheny County (RB) (AGM) Series A
5.000%, 02/01/33	1,700	1,972,424

TOTAL PENNSYLVANIA		26,176,319

RHODE ISLAND — (0.3%)
Rhode Island Turnpike & Bridge Authority (RB) Series A
5.000%, 10/01/32	950	995,956
Rhode State Island (GO) Series B
5.000%, 08/01/29	3,290	3,631,174

TOTAL RHODE ISLAND		4,627,130

	Face Amount^ (000)	Value†
SOUTH CAROLINA — (2.3%)
Aiken County Consolidated School District (GO) (SCSDE)
5.000%, 04/01/25	2,140	$2,226,876
Beaufort County (GO) (ST AID WITHHLDG)
5.000%, 03/01/24	1,135	1,152,999
Charleston County (GO) Series A
5.000%, 11/01/27	4,655	5,166,807
5.000%, 11/01/29	8,145	9,462,650
Charleston County (GO) (ST AID WITHHLDG) Series C
5.000%, 11/01/27	2,855	3,168,901
Dorchester County School District No. 2 (GO) (SCSDE) Series B
5.000%, 03/01/25	1,430	1,484,916
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/25	1,085	1,133,585
Piedmont Municipal Power Agency (RB) Series C
5.000%, 01/01/27	5,765	6,131,512
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	1,000	1,030,634
Richland County School District No. 2 (RB) (SCSDE) Series A
5.000%, 03/01/27	1,140	1,242,294
South Carolina Public Service Authority (RB) Series E
5.000%, 12/01/30	2,610	2,906,364
Spartanburg County (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/25	1,000	999,887
State of South Carolina (GO) (ST AID WITHHLDG) Series B
4.000%, 08/01/26	1,405	1,465,764

TOTAL SOUTH CAROLINA		37,573,189

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CONTINUED

	Face Amount^ (000)	Value†
SOUTH DAKOTA — (0.1%)
South Dakota State Building Authority (RB) Series A
¤ 5.000%, 06/01/34 (Pre-refunded @ $100, 6/1/24)	2,175	$2,219,793

TENNESSEE — (3.7%)
City of Knoxville TN Wastewater System Revenue (RB) Series A
5.000%, 04/01/29	3,260	3,722,604
City of Memphis (GO) Series A
5.000%, 04/01/25	1,945	2,021,376
City of Sevierville (GO)
5.000%, 06/01/30	3,285	3,811,693
Hamilton County (GO) Series A
5.000%, 04/01/26	3,000	3,201,105
Knox County (GO)
5.000%, 04/01/24	2,000	2,034,988
5.000%, 06/01/29	1,750	2,004,280
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (RB) Series A
5.000%, 07/01/31	5,465	6,109,945
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/27	3,535	3,876,083
Metropolitan Government of Nashville & Davidson County (GO) Series
5.000%, 01/01/30	970	1,120,274
Metropolitan Government of Nashville & Davidson County (GO) Series A
4.000%, 07/01/28	10,000	10,714,060
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	1,910	2,090,335
Sumner County (GO)
5.000%, 06/01/24	720	734,751
5.000%, 06/01/25	1,750	1,830,534
Tennessee State (GO) Series A
5.000%, 09/01/24	4,075	4,184,098
5.000%, 02/01/27	7,720	8,401,002

	Face Amount^ (000)	Value†
TENNESSEE — (Continued)
Tennessee State (GO) Series B
5.000%, 08/01/25	1,000	$1,049,907
Tennessee State School Bond Authority (GO) (ST INTERCEPT) Series B
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	3,000	3,155,345

TOTAL TENNESSEE		60,062,380

TEXAS — (17.0%)
Alamo Community College District (GO)
5.000%, 08/15/24	1,000	1,025,725
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	4,750	4,926,253
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,014,273
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,445	1,497,850
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	750	768,606
5.000%, 08/01/25	250	262,197
Bexar County (RB)
5.000%, 08/15/27	680	737,064
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	3,105	3,151,259
Brushy Creek Regional Utility Authority, Inc. (RB)
4.000%, 08/01/32	1,000	1,024,587
Carroll Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	1,014,976
Central Texas Regional Mobility Authority (RB) Series D
5.000%, 01/01/28	1,020	1,102,010
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	2,315	2,497,816
City of Amarillo (GO)
2.000%, 02/15/24	4,900	4,840,327

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CONTINUED

	Face Amount^ (000)	Value†
TEXAS — (Continued)
4.000%, 02/15/24	1,555	$1,566,435
2.000%, 02/15/25	5,015	4,912,386
4.000%, 02/15/25	1,620	1,653,814
City of Arlington (GO) Series A
5.000%, 08/15/24	1,595	1,636,031
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,180	1,258,861
City of Austin (GO)
5.000%, 09/01/24	1,215	1,246,696
City of Austin Water & Wastewater System (RB)
5.000%, 11/15/29	895	1,026,549
City of Bryan TX Electric System Revenue (RB) (AGM)
5.000%, 07/01/29	575	648,025
5.000%, 07/01/30	1,040	1,184,377
City of Carrollton (GO)
5.000%, 08/15/24	1,835	1,879,162
City of Cedar Park (GO)
5.000%, 02/15/29	500	567,565
City of Celina (GO)
4.125%, 09/01/24	2,325	2,355,731
5.000%, 09/01/31	405	474,549
5.000%, 09/01/32	435	516,293
City of College Station (GO)
5.000%, 02/15/29	330	373,832
City of Dallas Hotel Occupancy Tax Revenue (RB)
4.000%, 08/15/27	620	632,711
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	680	697,573
5.000%, 10/01/25	1,000	1,051,706
City of Denton (GO)
3.000%, 02/15/24	3,615	3,603,110
4.000%, 02/15/25	3,790	3,859,147
5.000%, 02/15/29	2,150	2,439,290
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/29	1,520	1,714,753
City of Fort Worth (GO) Series A
5.000%, 03/01/25	5,000	5,191,106

	Face Amount^ (000)	Value†
TEXAS — (Continued)
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	4,000	$4,059,906
5.000%, 02/15/25	9,470	9,823,070
City of Garland (GO)
5.000%, 02/15/25	2,030	2,101,013
City of Houston (GO) Series A
5.000%, 03/01/25	500	518,657
City of Irving (GO)
5.000%, 09/15/28	1,845	2,076,004
City of New Braunfels (GO)
5.000%, 02/01/28	1,025	1,131,936
City of Pearland (GO)
5.000%, 03/01/25	3,885	4,032,784
City of Richardson (GO)
5.000%, 02/15/27	1,715	1,862,334
City of Temple Utility System Revenue (RB)
5.000%, 08/01/24	500	511,909
Clear Creek Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	2,175	2,254,164
Clear Lake City Water Authority (GO)
5.000%, 03/01/29	355	395,404
Clifton Higher Education Finance Corp. (GO) (PSF-GTD) Series T
5.000%, 08/15/31	670	771,403
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,260	2,397,659
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/23	330	330,672
4.000%, 08/15/24	410	414,739
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	885	1,001,531
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/28	760	850,974
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	512,543

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CONTINUED

	Face Amount^ (000)	Value†
TEXAS — (Continued)
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,000	$1,024,449
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/23	620	621,121
4.000%, 08/15/24	500	505,969
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	2,000	2,049,407
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	450	487,655
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,014,976
Gulf Coast Authority (RB) Series B
5.000%, 10/01/30	1,315	1,521,328
5.000%, 10/01/33	895	1,074,656
Harris County (GO) Series A
5.000%, 10/01/24	1,000	1,028,363
5.000%, 10/01/29	1,940	2,233,803
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 11/15/26	1,045	1,110,393
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/28	1,495	1,624,751
5.000%, 07/01/29	2,125	2,397,446
3.000%, 10/01/40	2,120	1,835,153
Harris County Flood Control District (GO) Series A
5.000%, 10/01/24	670	690,038
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,355	1,361,848
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	7,020	7,437,896

	Face Amount^ (000)	Value†
TEXAS — (Continued)
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,150	$1,218,459
Humble Independent School District (GO) (PSF-GTD) Series A
5.500%, 02/15/25	7,000	7,327,729
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/24	1,520	1,558,713
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,000	1,036,574
Katy Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/30	500	540,844
Katy Independent School District (GO)
5.000%, 02/15/37	250	287,034
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	2,000	2,049,152
Lower Colorado River Authority (RB) (AGM)
5.000%, 05/15/26	500	533,478
5.000%, 05/15/32	1,475	1,718,798
Lower Colorado River Authority (RB)
5.000%, 05/15/33	1,090	1,220,516
5.000%, 05/15/41	1,600	1,750,660
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/29	500	567,350
5.000%, 05/15/30	400	460,153
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/23	300	301,813
5.000%, 09/01/24	5,715	5,868,005
North Texas Municipal Water District Water System Revenue (RB) Series A
5.000%, 09/01/28	2,000	2,248,435
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/26	3,500	3,693,184

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CONTINUED

	Face Amount^ (000)	Value†
TEXAS — (Continued)
North Texas Tollway Authority (RB) Series B
5.000%, 01/01/27	1,910	$2,060,266
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,000	1,026,108
5.000%, 08/15/25	1,880	1,973,948
Northside Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/24	5,215	5,285,835
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/26	5,500	5,884,041
Permanent University Fund-Texas A&M University System (RB)
5.000%, 07/01/40	4,595	5,262,978
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	6,000	6,089,389
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/23	355	357,645
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	4,340	4,659,312
5.000%, 08/15/30	1,000	1,162,362
San Antonio Public Facilities Corp. (RB)
5.000%, 09/15/31	6,815	7,970,859
San County Patricio (GO)
5.000%, 04/01/29	150	168,732
Tarrant County College District (GO)
5.000%, 08/15/29	1,120	1,278,734
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/29	200	223,835
5.000%, 07/01/30	455	517,533
Tarrant Regional Water District (RB)
6.000%, 09/01/24	3,450	3,585,199
Temple Independent School District (GO) (PSF-GTD)
5.000%, 02/01/29	500	566,205

	Face Amount^ (000)	Value†
TEXAS — (Continued)
5.000%, 02/01/30	1,000	$1,153,355
Texas State (GO) Series A
5.000%, 04/01/25	1,000	1,039,647
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	15,000	15,393,930
Texas State Technical College (RB) (AGM) Series A
5.000%, 08/01/29	820	922,932
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/25	10,000	10,495,540
5.250%, 04/01/26	300	320,546
5.000%, 10/01/26	4,375	4,698,001
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	3,315	3,637,630
5.000%, 08/01/29	250	286,783
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/29	500	563,353
University of Texas System (RB) Series C
5.000%, 08/15/24	1,850	1,896,410
University of Texas System (RB) Series D
5.000%, 08/15/26	2,080	2,230,320
University of Texas System (RB) Series E
5.000%, 08/15/26	4,860	5,211,228
University of Texas System (RB) Series J
5.000%, 08/15/25	2,500	2,622,661
5.000%, 08/15/26	1,540	1,651,295
Upper Trinity Regional Water District (RB) (BAM)
5.000%, 08/01/31	195	227,663
5.000%, 08/01/32	485	573,460
Waller Consolidated Independent School District (GO) (BAM)
5.000%, 02/15/31	3,715	4,343,922
West Travis County Public Utility Agency (RB) (AGM)
6.500%, 08/15/27	765	879,449

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CONTINUED

	Face Amount^ (000)	Value†
TEXAS — (Continued)
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	495	$503,538
Willis Independent School District (GO) (PSF-GTD)
5.000%, 02/15/30	540	625,810
5.000%, 02/15/31	875	1,030,559
Ysleta Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	5,865	6,146,648

TOTAL TEXAS		274,327,157

UTAH — (1.8%)
Canyons School District (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	2,750	2,876,872
City of Salt Lake City UT Public Utilities Revenue (RB)
5.000%, 02/01/30	2,120	2,452,233
Nebo School District (GO) (SCH BD GTY)
4.000%, 07/01/24	1,100	1,112,068
Salt County Lake (GO)
5.000%, 12/15/26	1,105	1,197,866
Utah State (GO)
5.000%, 07/01/24	7,000	7,160,244
5.000%, 07/01/25	1,000	1,047,847
5.000%, 07/01/26	4,450	4,780,336
5.000%, 07/01/27	6,130	6,754,617
Utah State (GO) Series B
5.000%, 07/01/24	1,010	1,033,121

TOTAL UTAH		28,415,204

VERMONT — (0.1%)
Vermont State (GO) Series B
5.000%, 08/15/23	1,270	1,276,601
Vermont State (GO) Series C
4.000%, 08/15/23	225	225,536

TOTAL VERMONT		1,502,137

	Face Amount^ (000)	Value†
VIRGINIA — (3.8%)
Arlington County Industrial Dev. Authority (RB)
5.000%, 07/01/26	100	$105,426
Chesterfield County (GO) (ST AID WITHHLDG)
5.000%, 01/01/24	2,130	2,156,223
City of Alexandria (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/27	3,160	3,482,604
City of Harrisonburg (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/25	3,000	3,143,144
City of Norfolk (GO) (ST AID WITHHLDG) Series A
5.000%, 09/01/36	275	321,029
5.000%, 09/01/37	550	636,859
City of Norfolk (GO) (ST AID WITHHLDG) Series B
5.000%, 08/01/28	2,405	2,706,282
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/24	3,170	3,245,022
City of Richmond (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/26	3,635	3,902,809
City of Richmond (GO) (ST AID WITHHLDG) Series D
5.000%, 03/01/27	3,275	3,570,121
City of Richmond (GO) Series B
5.000%, 07/15/25	5,350	5,608,787
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
5.000%, 02/01/25	2,590	2,686,151
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/25	1,000	1,049,467
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/24	2,250	2,297,302
5.000%, 06/01/25	500	523,010

90

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CONTINUED

	Face Amount^ (000)	Value†
VIRGINIA — (Continued)
Fairfax County (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/24	5,000	$5,138,309
5.000%, 10/01/26	1,000	1,080,275
5.000%, 10/01/27	1,000	1,107,261
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	1,680	1,850,620
5.000%, 08/01/28	2,905	3,271,969
Henrico County Water & Sewer Revenue (RB)
5.000%, 05/01/25	3,345	3,491,521
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/24	2,490	2,569,553
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	500	528,918
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/28	4,480	4,990,357
Lynchburg Economic Dev. Authority (RB)
5.000%, 01/01/28	420	449,063
5.000%, 01/01/29	530	575,156

TOTAL VIRGINIA		60,487,238

WASHINGTON — (5.3%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/24	2,000	2,065,152
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	1,000	1,022,314
5.000%, 07/01/25	900	940,163
City of Bellevue (GO) Series A
4.000%, 12/01/24	335	340,878
City of Seattle (GO) Series A
5.000%, 12/01/26	3,030	3,286,904
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 07/01/27	8,400	9,210,495

	Face Amount^ (000)	Value†
WASHINGTON — (Continued)
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 07/01/24	2,265	$2,314,758
City of Seattle Water System Revenue (RB)
5.000%, 08/01/24	1,790	1,834,407
Clark County Public Utility District No. 1 (RB)
5.000%, 01/01/29	645	724,722
5.000%, 01/01/30	880	1,007,601
Clark County Public Utility District No. 1 Electric Revenue (RB)
5.000%, 01/01/24	270	272,950
5.000%, 01/01/29	410	460,676
5.000%, 01/01/30	500	572,501
Energy Northwest (RB) Series A
5.000%, 07/01/28	1,040	1,140,778
King County (GO) Series A
5.000%, 06/01/28	3,555	3,985,284
5.000%, 06/01/29	2,050	2,350,368
King County (GO) Series E
5.000%, 12/01/25	975	1,031,640
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,815	1,916,250
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	2,425	2,560,280
5.000%, 12/01/26	1,555	1,684,067
King County School District No. 414 Lake Washington (GO)
4.000%, 12/01/24	2,850	2,895,587
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/25	4,000	4,227,240
State of Washington (GO)
5.000%, 07/01/35	6,000	7,204,380
State of Washington (GO) Series E
5.000%, 06/01/38	2,410	2,678,606
Washington State (GO) Series A
5.000%, 08/01/23	750	753,574
5.000%, 08/01/36	3,000	3,471,458

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CONTINUED

	Face Amount^ (000)	Value†
WASHINGTON — (Continued)
5.000%, 08/01/39	1,000	$1,116,905
Washington State (GO) Series B
5.000%, 07/01/24	2,000	2,043,705
5.000%, 07/01/25	1,500	1,568,225
Washington State (GO) Series C
5.000%, 02/01/25	3,865	4,005,132
5.000%, 02/01/26	2,640	2,798,162
Washington State (GO) Series D
5.000%, 06/01/25	1,500	1,565,311
Washington State (GO) Series R
5.000%, 07/01/25	5,000	5,227,415
4.000%, 07/01/29	3,030	3,276,248
Washington State (GO) Series R-2018D
5.000%, 08/01/25	3,635	3,807,487

TOTAL WASHINGTON		85,361,623

WEST VIRGINIA — (0.1%)
West Virginia State (GO) Series A
5.000%, 12/01/23	500	505,473
5.000%, 12/01/24	755	779,477

TOTAL WEST VIRGINIA		1,284,950

WISCONSIN — (2.6%)
City of Madison (GO) Series A
4.000%, 10/01/26	5,000	5,227,166
5.000%, 10/01/26	920	993,227
City of Madison (GO) Series C
5.000%, 10/01/26	945	1,020,217
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	4,015	4,283,968
5.000%, 04/01/28	5,385	5,852,291
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/34	1,185	1,358,596
City of Oshkosh (GO) Series B
3.000%, 12/01/23	445	444,390

	Face Amount^ (000)	Value†
WISCONSIN — (Continued)
DeForest Area School District (GO)
5.000%, 04/01/24	1,810	$1,840,679
Dodge County (GO) Series A
3.000%, 03/01/28	1,355	1,356,802
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/24	2,235	2,203,411
Public Finance Authority (RB) Series A
4.000%, 07/01/37	655	664,884
State of Wisconsin (GO)
5.000%, 05/01/37	1,575	1,837,159
University of Wisconsin Hospitals & Clinics (RB) Series B
5.000%, 04/01/28	1,020	1,128,112
Wisconsin State (GO) Series 1
5.000%, 05/01/24	2,515	2,563,289
5.000%, 05/01/29	1,500	1,716,989
Wisconsin State (GO) Series 2021-2
5.000%, 05/01/36	1,210	1,378,374
Wisconsin State (GO) Series A
5.000%, 05/01/25	7,885	8,227,256

TOTAL WISCONSIN		42,096,810

TOTAL MUNICIPAL BONDS (Cost $1,632,529,475)		1,598,490,288

	Shares
INVESTMENT COMPANIES — (1.0%)
BlackRock Liquidity Funds MuniCash (Cost $15,547,056)	15,548,019	15,546,464

TOTAL INVESTMENTS — (100.0%) (Cost $1,648,076,531)		$1,614,036,752

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CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,598,490,288	—	$1,598,490,288
Investment Companies	$15,546,464	—	—	15,546,464

TOTAL	$15,546,464	$1,598,490,288	—	$1,614,036,752

See accompanying Notes to Financial Statements.

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SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face Amount^ (000)	Value†
MUNICIPAL BONDS — (98.9%)
ALABAMA — (0.6%)
Alabama Community College System (RB) (BAM)
5.000%, 10/01/32	685	$721,155
Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB) Series A
3.000%, 02/01/30	350	339,639
4.000%, 02/01/38	750	726,903
University of South Alabama (RB) (AGM)
4.000%, 04/01/38	250	249,379

TOTAL ALABAMA		2,037,076

ALASKA — (0.9%)
Alaska Municipal Bond Bank Authority (RB) Series 1
5.000%, 05/01/27	250	269,136
Alaska State (GO) Series
5.000%, 08/01/29	1,085	1,132,384
Alaska State (GO) Series A
5.000%, 08/01/36	250	282,376
Alaska State (GO) Series B
5.000%, 08/01/30	500	521,282
Borough of Matanuska-Susitna AK (RB)
5.250%, 09/01/28	290	303,155
Borough of North Slope (GO) Series B
5.000%, 06/30/27	450	491,531

TOTAL ALASKA		2,999,864

ARIZONA — (0.9%)
Arizona Industrial Dev. Authority (RB) Series A
5.000%, 02/01/37	1,145	1,293,606
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,000	1,098,835

	Face Amount^ (000)	Value†
ARIZONA — (Continued)
Maricopa County Industrial Dev. Authority (RB) Series A
3.250%, 01/01/37	250	$230,410
4.000%, 09/01/37	375	378,363
Pinal County Electric District No. 3 (RB)
5.000%, 07/01/28	160	177,897

TOTAL ARIZONA		3,179,111

ARKANSAS — (0.3%)
Arkansas Dev. Finance Authority (RB)
5.000%, 09/01/28	40	43,042
5.000%, 09/01/30	10	11,007
North Little Rock School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 02/01/25	410	424,865
2.000%, 02/01/30	250	232,562
Pulaski County Special School District (GO) (ST AID WITHHLDG)
2.000%, 02/01/29	250	235,370

TOTAL ARKANSAS		946,846

CALIFORNIA — (0.8%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 04/01/33	250	276,334
City of Sacramento Transient Occupancy Tax Revenue (RB) Series A
5.000%, 06/01/26	250	264,354
Hesperia Community Redevelopment Agency Successor Agency (TAN) (AGM) Series A
3.375%, 09/01/37	500	456,442
Imperial Beach Redevelopment Agency Successor Agency (TAN)
4.000%, 06/01/38	260	263,209

94

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CONTINUED

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
Lower Tule River Irrigation District (RB) Series A
5.000%, 08/01/26	300	$319,555
Mountain House Public Financing Authority (RB) (BAM) Series A
4.000%, 12/01/29	165	178,281
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020-B
4.000%, 05/01/40	210	213,076
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	475	497,300
Victor Valley Transit Authority (COP)
3.000%, 07/01/37	225	198,223
Washington Township Health Care District (RB) Series A
4.000%, 07/01/33	100	101,966

TOTAL CALIFORNIA		2,768,740

COLORADO — (1.5%)
Cherokee Metropolitan District (RB) (BAM)
4.000%, 08/01/34	175	186,779
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/30	530	591,012
Colorado Health Facilities Authority (RB) Series A-1
5.000%, 08/01/25	25	25,811
4.000%, 08/01/37	300	295,515
Colorado Health Facilities Authority (RB) Series A-2
5.000%, 08/01/35	770	820,740
Denver Health & Hospital Authority (COP)
5.000%, 12/01/30	325	348,410
Denver Health & Hospital Authority (RB) Series A
5.000%, 12/01/33	990	1,058,171
E-470 Public Highway Authority (RB) Series A
5.000%, 09/01/34	220	252,840
5.000%, 09/01/36	300	336,934

	Face Amount^ (000)	Value†
COLORADO — (Continued)
Flying Horse Metropolitan District No. 2 (GO) (AGM) Series A
4.000%, 12/01/40	430	$426,797
Fossil Ridge Metropolitan District No. 3 (GO) (BAM)
5.000%, 12/01/29	280	314,730
South Suburban Park & Recreation District (COP)
5.000%, 12/15/31	280	313,005
Upper Eagle Regional Water Authority (RB) (AGM)
5.000%, 12/01/29	125	144,142

TOTAL COLORADO		5,114,886

CONNECTICUT — (1.0%)
City of Bridgeport (GO) Series A
5.000%, 06/01/32	355	404,375
City of Bridgeport CT (GO) Series B
5.000%, 08/15/26	500	531,432
City of New Haven (GO) Series A
5.000%, 08/01/29	595	651,111
Connecticut State (GO) Series A
4.000%, 04/15/38	500	507,781
Connecticut State Health & Educational Facilities Authority (RB) Series A
5.000%, 07/01/34	245	268,209
State of Connecticut Special Tax Revenue (RB) Series A
5.000%, 05/01/35	515	595,827
5.000%, 05/01/38	500	556,244

TOTAL CONNECTICUT		3,514,979

DELAWARE — (0.0%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/29	115	130,652

DISTRICT OF COLUMBIA — (0.4%)
District of Columbia (RB)
5.000%, 04/01/26	25	26,316

95

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CONTINUED

	Face Amount^ (000)	Value†
DISTRICT OF COLUMBIA — (Continued)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (RB) Series A
5.000%, 10/01/32	310	$338,091
Washington Convention & Sports Authority (RB) Series A
5.000%, 10/01/29	680	771,743
Washington Metropolitan Area Transit Authority (RB)
5.000%, 07/01/31	250	272,725

TOTAL DISTRICT OF COLUMBIA		1,408,875

FLORIDA — (14.3%)
Brevard County Health Facilities Authority (RB) Series A
5.000%, 04/01/41	1,500	1,603,611
Brevard County School District (COP)
5.000%, 07/01/27	305	310,682
Broward County Airport System Revenue (RB) Series C
¤ 5.250%, 10/01/30 (Pre-refunded @ $100, 10/1/23)	3,325	3,353,158
Broward County Tourist Dev. Tax Revenue (RB)
4.000%, 09/01/38	1,000	1,010,779
Central Florida Expressway Authority (RB) (AGM)
4.000%, 07/01/34	250	269,884
Central Florida Expressway Authority (RB) Series A
4.000%, 07/01/37	325	326,981
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	265	312,558
City of Fort Lauderdale FL (GO) Series B
5.000%, 07/01/23	1,905	1,910,314
5.000%, 10/01/25	2,025	2,124,484
City of Hollywood Water & Sewer Revenue (RB)
5.000%, 10/01/28	250	282,120

	Face Amount^ (000)	Value†
FLORIDA — (Continued)
City of Lakeland FL Department of Electric Utilities, Revenue Bonds (RB)
5.000%, 10/01/24	945	$967,838
5.000%, 10/01/25	1,295	1,363,200
City of Orlando Tourist Dev. Tax Revenue (RB) (AGM) Series A
5.000%, 11/01/25	800	831,810
City of Pompano Beach (GO)
5.000%, 07/01/26	1,355	1,448,763
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/31	1,665	1,739,973
City of Tampa Sales Tax Revenue (RB)
5.000%, 10/01/26	1,000	1,077,216
Country of Hillsborough Fl Wastewater Impact Fee (RB)
5.000%, 05/01/34	750	850,866
County of Miami-Dade FL Water & Sewer System Revenue (RB)
5.000%, 10/01/26	2,200	2,307,969
County of Seminole FL Water & Sewer Revenue (RB) Series A
5.000%, 10/01/27	550	577,123
Duval County Public Schools (COP) Series B
5.000%, 07/01/28	350	364,346
Florida Dev. Finance Corp. (RB)
5.000%, 11/15/29	100	110,263
Hillsborough County School Board (COP)
5.000%, 07/01/30	610	672,732
Hillsborough County School Board (COP) Series A
5.000%, 07/01/26	595	617,994
Hillsborough County School Board (COP) Series B
5.000%, 07/01/28	590	633,064
JEA Electric System Revenue (RB) Series A
5.000%, 10/01/33	1,000	1,168,954
JEA Water & Sewer System Revenue (RB) Series
4.000%, 10/01/30	1,020	1,031,517

96

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CONTINUED

	Face Amount^ (000)	Value†
FLORIDA — (Continued)
Miami-Dade County (GO) Series B
4.000%, 07/01/33	1,435	$1,442,740
Miami-Dade County Aviation Revenue (RB) Series A
5.000%, 10/01/30	475	504,576
Miami-Dade County Educational Facilities Authority (RB) Series A
5.000%, 04/01/33	375	407,875
Miami-Dade County Expressway Authority (RB) Series A
5.000%, 07/01/33	300	314,067
Miami-Dade County Seaport Department (RB) Series B
5.000%, 10/01/37	750	836,258
North Broward Hospital District (RB) Series B
5.000%, 01/01/35	250	262,950
Orange County Health Facilities Authority (RB) Series A
5.000%, 10/01/42	500	541,353
Orlando Utilities Commission (RB) Series A
4.000%, 10/01/32	3,220	3,337,725
Pasco County (GO) Series A
5.000%, 10/01/24	570	585,608
5.000%, 10/01/25	570	597,702
Pasco County School Board (COP) Series A
5.000%, 08/01/31	1,000	1,171,534
Polk County School District (COP) Series A
5.000%, 01/01/28	570	628,577
Reedy Creek Improvement District Utility Revenue (RB) Series 2018-1
5.000%, 10/01/29	400	448,289
5.000%, 10/01/37	400	439,030
School Board of Miami-Dade County (The) (GO) (BAM) Series
5.000%, 03/15/27	2,500	2,717,381
School Board of Miami-Dade County (The) (COP) Series A
5.000%, 05/01/31	450	464,128

	Face Amount^ (000)	Value†
FLORIDA — (Continued)
School District of Broward County (GO)
5.000%, 07/01/27	1,585	$1,736,618
School District of Broward County (COP) Series A
5.000%, 07/01/32	540	570,469
South Florida Water Management District (COP)
3.000%, 10/01/31	450	447,837
5.000%, 10/01/36	1,305	1,361,108
Sunshine State Governmental Financing Commission (RB) Series C
¤ 5.500%, 09/01/27 (Pre-refunded @ $100, 9/1/23)	1,530	1,541,227
Town of Longboat Key (GO)
5.000%, 08/01/24	375	383,978
Volusia County School Board (COP) Series A
5.000%, 08/01/30	500	581,507
West Palm Beach Community Redevelopment Agency (TAN)
5.000%, 03/01/28	260	272,376

TOTAL FLORIDA		48,863,112

GEORGIA — (0.7%)
Board of Water Light & Sinking Fund Commissioners of The City of Dalton (RB)
5.000%, 03/01/26	100	104,532
5.000%, 03/01/29	250	264,927
Brookhaven Dev. Authority (RB) Series A
5.000%, 07/01/34	250	281,856
City of Atlanta Department of Aviation (RB) Series E
5.000%, 07/01/34	375	422,783
Dev. Authority for Fulton County (RB) Series A
5.000%, 10/01/30	425	476,506
Municipal Electric Authority of Georgia (RB) Series A
5.000%, 11/01/27	100	107,849

97

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CONTINUED

	Face Amount^ (000)	Value†
GEORGIA — (Continued)
Paulding County Hospital Authority (RB)
4.000%, 04/01/41	170	$165,998
Private Colleges & Universities Authority (RB)
5.000%, 10/01/27	200	216,481
5.000%, 10/01/28	170	187,128

TOTAL GEORGIA		2,228,060

HAWAII — (0.5%)
Hawaii State Airports System Revenue (RB) Series D
5.000%, 07/01/29	315	357,490
4.000%, 07/01/39	700	707,349
University of Hawaii (RB) Series B
3.000%, 10/01/31	510	506,052

TOTAL HAWAII		1,570,891

IDAHO — (0.1%)
Idaho Health Facilities Auth. (RB) Series A
5.000%, 03/01/37	425	441,250

ILLINOIS — (6.8%)
Chicago O’Hare International Airport (RB) Series A
5.000%, 01/01/31	260	295,987
Chicago O’Hare International Airport (RB) Series C
5.000%, 01/01/38	970	1,004,821
Chicago O’Hare International Airport (RB) Series D
5.000%, 01/01/41	1,000	1,098,840
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	575	623,408
5.000%, 06/01/29	1,025	1,124,062
City of Chicago (RB)
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 1/1/25)	2,235	2,308,393

	Face Amount^ (000)	Value†
ILLINOIS — (Continued)
City of Chicago IL (RB)
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 1/1/25)	3,000	$3,098,513
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	1,000	1,055,785
Cook County Sales Tax Revenue (RB) Series A
4.000%, 11/15/39	100	99,870
5.000%, 11/15/42	1,255	1,340,152
Cook County Township High School District No. 227 Rich Township (GO)
3.000%, 12/01/24	425	424,130
County of Cook Sales Tax Revenue (RB) Series A
5.000%, 11/15/29	135	150,961
Du Page Cook & Will Counties Community College District No. 502 (GO)
5.000%, 06/01/23	1,000	1,001,339
Grundy & Will Counties Community Unit School District No. 1 Coal City (GO)
5.000%, 02/01/27	575	606,478
Illinois Finance Authority (RB)
5.000%, 01/01/27	1,160	1,257,588
Illinois Finance Authority (RB) Series A
5.000%, 08/15/35	345	389,603
Illinois Finance Authority (RB) Series C
5.000%, 02/15/30	750	808,181
5.000%, 02/15/31	535	575,883
4.000%, 02/15/33	285	292,016
Illinois State (GO)
5.500%, 01/01/30	1,000	1,136,484
4.000%, 06/01/37	100	98,782
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	250	252,386
5.000%, 01/01/39	740	790,293

98

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CONTINUED

	Face Amount^ (000)	Value†
ILLINOIS — (Continued)
Kane Cook & DuPage etc Counties Community College District No. 509 Elgin (GO) Series N4
4.000%, 12/15/26	300	$313,108
Knox & Warren Counties Community Unit School District No. 205 Galesburg (GO) (BAM) Series A
4.000%, 01/01/27	500	516,877
Springfield Electric Revenue (RB)
5.000%, 03/01/28	140	143,435
5.000%, 03/01/29	360	368,961
Village of Glencoe (GO) Series A
3.000%, 12/15/24	915	915,078
Village of Schaumburg (GO) Series A
4.000%, 12/01/26	510	529,668
¤ 5.000%, 01/01/27(Pre-refunded @ $100, 1/1/26)	300	317,489
Will County Community Unit School District No. 201 (GO) (AGM) Series E
5.000%, 01/01/27	235	246,244

TOTAL ILLINOIS		23,184,815

INDIANA — (1.1%)
Ball State University (RB) Series R
5.000%, 07/01/29	255	278,515
City of Hobart (GO) (ST INTERCEPT) Series B
3.000%, 01/01/26	300	293,219
Indiana Finance Authority (RB) Series A
5.000%, 07/01/29	400	436,101
4.000%, 02/01/34	750	806,975
Indiana Municipal Power Agency (RB) Series A
4.000%, 01/01/39	1,595	1,596,715
Indiana State University (RB) Series T
4.000%, 10/01/39	110	106,709
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	350	377,161

TOTAL INDIANA		3,895,395

	Face Amount^ (000)	Value†
IOWA — (0.8%)
Cedar Falls Community School District (GO)
4.000%, 06/01/24	1,215	$1,223,598
City of Sioux City (GO) Series C
5.000%, 06/01/25	1,350	1,407,667

TOTAL IOWA		2,631,265

KENTUCKY — (1.5%)
Campbell Kenton & Boone Counties Sanitation District No. 1 (RB)
2.000%, 08/01/30	300	269,186
City of Hazard (RB)
5.000%, 07/01/29	1,000	1,097,253
Eastern Kentucky University (RB) (BAM ST INTERCEPT) Series A
5.000%, 04/01/38	680	750,747
Kentucky Municipal Power Agency (RB) (NATL) Series A
5.000%, 09/01/24	95	97,031
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/36	500	536,326
Kentucky State Property & Building Commission (RB) Series A
5.000%, 11/01/29	525	584,468
Louisville/Jefferson County Metropolitan Government (RB) Series
5.000%, 10/01/26	1,010	1,067,319
University of Louisville (RB) (BAM ST INTERCEPT) Series B
4.000%, 09/01/30	400	419,044
University of Louisville (RB) (ST INTERCEPT) Series C
4.000%, 09/01/26	375	383,649

TOTAL KENTUCKY		5,205,023

LOUISIANA — (0.9%)
City of New Orleans (GO)
5.000%, 12/01/30	1,000	1,149,699

99

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CONTINUED

	Face Amount^ (000)	Value†
LOUISIANA — (Continued)
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	125	$137,493
City of New Orleans Water System Revenue (RB)
5.000%, 12/01/28	300	312,471
Lafourche Parish School Board (GO)
5.000%, 03/01/29	40	44,872
Lafourche Parish School Board (GO) Series A-1
5.000%, 03/01/28	625	687,903
Louisiana Public Facilities Authority (RB) Series A
5.000%, 05/15/31	250	279,215
Tangipahoa Parish Hospital Service District No. 1 (RB)
5.000%, 02/01/29	480	513,533

TOTAL LOUISIANA		3,125,186

MAINE — (0.1%)
City of Portland General Airport Revenue (RB)
5.000%, 01/01/27	210	221,783

MARYLAND — (0.3%)
Maryland Health & Higher Educational Facilities Auth. (RB) Series B
4.000%, 01/01/35	1,000	974,719

MASSACHUSETTS — (0.9%)
Commonwealth of Massachusetts (RB) (NATL)
5.500%, 01/01/28	250	281,025
Massachusetts Dev. Finance Agency (RB) Series G
5.000%, 07/01/33	300	332,946
Massachusetts Dev. Finance Agency (RB) Series H
5.000%, 01/01/24	70	70,696
Massachusetts Dev. Finance Agency (RB) Series I
5.000%, 07/01/29	470	498,801
5.000%, 10/01/29	100	110,391

	Face Amount^ (000)	Value†
MASSACHUSETTS — (Continued)
Massachusetts Dev. Finance Agency (RB) Series K
5.000%, 07/01/30	775	$861,431
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue (RB) Series A
5.000%, 01/01/33	670	750,799

TOTAL MASSACHUSETTS		2,906,089

MICHIGAN — (2.0%)
Central Michigan University (RB)
4.000%, 10/01/35	450	462,451
4.000%, 10/01/36	470	478,186
City of Dearborn Heights (GO) (BAM)
3.000%, 05/01/27	855	865,485
City of Saginaw Water Supply System Revenue (RB) (AGM)
4.000%, 07/01/29	500	533,653
Eastern Michigan University (RB) (BAM) Series A
5.000%, 03/01/31	645	690,238
4.000%, 03/01/34	250	257,787
Farmington Public School District (GO) (BAM)
3.375%, 05/01/34	250	249,909
Ferris State University (RB)
5.000%, 10/01/27	480	512,527
Grand Traverse County Hospital Finance Authority (RB)
5.000%, 07/01/29	215	240,237
Kalamazoo Public Schools (GO)
4.000%, 05/01/25	40	40,815
Karegnondi Water Authority (RB)
5.000%, 11/01/29	500	542,770
Michigan Finance Authority (RB)
5.000%, 11/15/27	1,175	1,234,223
4.000%, 11/15/35	295	293,621
Wayne County Airport Authority (RB) Series A
5.000%, 12/01/40	500	553,212

TOTAL MICHIGAN		6,955,114

100

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
MINNESOTA — (0.1%)
Plymouth Intermediate District No. 287 (COP) Series A
5.000%, 02/01/30	230	$248,689

MISSISSIPPI — (0.3%)
Mississippi Dev. Bank (RB) Series A
5.000%, 04/01/28	270	285,086
Mississippi State (RB) Series A
5.000%, 10/15/23	595	599,078

TOTAL MISSISSIPPI		884,164

MISSOURI — (1.0%)
City of Saint Charles (COP) Series B
3.000%, 02/01/37	440	402,542
Jefferson City School District (COP)
4.000%, 04/01/24	200	201,225
Jefferson County Consolidated School District No. 6 (GO) (ST AID DIR DEP) Series A
3.000%, 03/01/34	140	139,485
Kansas City Industrial Dev. Authority (RB) Series B
5.000%, 03/01/30	15	17,074
5.000%, 03/01/33	450	508,381
Missouri Joint Municipal Electric Utility Commission (RB)
5.000%, 01/01/27	1,285	1,372,665
Missouri State Health & Educational Facilities Authority (RB) Series A
4.000%, 07/01/34	500	520,537
Missouri State Health & Educational Facilities Authority (RB) Series E
5.000%, 11/15/29	350	384,033

TOTAL MISSOURI		3,545,942

MONTANA — (0.2%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	500	514,299

	Face Amount^ (000)	Value†
NEVADA — (3.3%)
City of North Las Vegas NV (GO) (BAM)
5.000%, 06/01/28	545	$607,654
Clark County Department of Aviation (RB) Series B
5.000%, 07/01/32	425	480,651
5.000%, 07/01/40	500	539,512
Clark County NV (GO) Series B
5.000%, 11/01/27	1,025	1,134,469
Clark County NV Passenger Facility Charge Revenue (RB) Series E
5.000%, 07/01/32	285	320,939
Clark County School District (GO) Series A
5.000%, 06/15/28	390	425,283
Clark County School District (GO) (AGM) Series A
4.000%, 06/15/40	395	391,368
Las Vegas Convention & Visitors Authority (RB) Series C
4.000%, 07/01/35	1,345	1,358,465
Nevada State (GO) Series D
5.000%, 04/01/27	2,105	2,188,856
Nevada System of Higher Education (RB)
3.000%, 07/01/32	275	275,426
Washoe County NV (GO)
5.000%, 07/01/24	735	750,977
Washoe County School District (GO)
5.000%, 06/01/25	1,495	1,558,861
Washoe County School District (GO) Series B
5.000%, 04/01/27	1,000	1,086,183
Washoe County School District (GO) (BAM)
5.000%, 10/01/25	200	210,341

TOTAL NEVADA		11,328,985

NEW JERSEY — (2.4%)
City of Vineland (GO) (AGM)
3.000%, 10/01/28	515	518,100
Gloucester County Improvement Authority (RB) (BAM)
5.000%, 07/01/32	145	164,258

101

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
NEW JERSEY — (Continued)
New Brunswick Parking Authority (RB) (BAM MUN GOVT GTD)
5.000%, 09/01/27	325	$340,792
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/33	300	326,317
New Jersey Educational Facilities Authority (RB) (AGM) Series C
5.000%, 07/01/28	100	109,417
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 10/01/23	735	739,111
New Jersey State (GO) Series A
4.000%, 06/01/30	880	953,179
4.000%, 06/01/31	345	376,653
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/31	700	794,962
5.250%, 06/15/31	270	281,827
New Jersey Turnpike Authority (RB) Series G
3.250%, 01/01/38	865	789,397
Passaic Valley Sewerage Commission (RB) (AGM) Series J
3.000%, 12/01/32	750	742,004
Township of Union/Union County (GO)
5.000%, 01/23/24	2,000	2,025,069

TOTAL NEW JERSEY		8,161,086

NEW YORK — (2.0%)
City of New York (GO) Series A-1
5.000%, 08/01/36	2,000	2,006,339
Metropolitan Transportation Authority (RB) Series C-1
5.000%, 11/15/30	1,000	1,072,429
Monroe County Industrial Dev. Corp. (RB)
5.000%, 07/01/27	150	160,366
Monroe County Industrial Dev. Corp. (RB) Series A
5.000%, 12/01/25	715	738,990
5.000%, 12/01/28	315	336,600

	Face Amount^ (000)	Value†
NEW YORK — (Continued)
New York City Industrial Dev. Agency (RB) (AGM) Series A
3.000%, 01/01/33	500	$477,416
Pine Bush Central School District (GO) (ST AID WITHHLDG)
5.000%, 07/19/23	1,250	1,253,999
Port Authority of New York & New Jersey (RB) Series
5.000%, 11/15/28	300	330,977
Triborough Bridge & Tunnel Authority (RB) Series A
4.000%, 11/15/31	500	560,512

TOTAL NEW YORK		6,937,628

NORTH CAROLINA — (1.5%)
Charlotte-Mecklenburg Hospital Authority (RB) Series A
5.000%, 01/15/38	1,495	1,549,799
City of Charlotte Airport Revenue (RB) Series A
5.000%, 07/01/41	1,460	1,624,559
North Carolina Capital Facilities Finance Agency (RB)
4.000%, 05/01/34	490	509,072
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/29	400	443,882
North Carolina Turnpike Authority (RB) (AGM)
5.000%, 01/01/38	1,000	1,057,276

TOTAL NORTH CAROLINA.		5,184,588

NORTH DAKOTA — (0.0%)
City of Grand Forks (RB)
5.000%, 12/01/29	125	130,953

OHIO — (1.4%)
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/29	1,565	1,746,279
Butler County (RB)
4.000%, 11/15/35	1,000	935,340
City of Mansfield (GO) (BAM)
5.000%, 12/01/25	190	198,906

102

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
OHIO — (Continued)
Montgomery County (RB)
5.000%, 08/01/28	360	$394,679
4.000%, 08/01/39	600	599,944
4.000%, 08/01/40	500	495,059
Ohio Higher Educational Facility Commission (RB)
4.000%, 05/01/40	10	9,723
Ohio Higher Educational Facility Commission (RB) Series B
5.000%, 12/01/26	275	292,873

TOTAL OHIO		4,672,803

OKLAHOMA — (1.7%)
City of Bixby (GO) Series A
4.000%, 06/01/26	1,000	1,035,080
City of Oklahoma City (GO) Series A
2.000%, 03/01/26	2,000	1,920,225
Grady County School Finance Authority (RB) Series A
4.000%, 12/01/23	500	501,188
Oklahoma Dev. Finance Authority (RB) Series B
4.000%, 06/01/29	770	797,035
Oklahoma Municipal Power Authority (RB) Series A
5.000%, 01/01/31	600	624,028
Oklahoma Turnpike Authority (RB) Series A
5.000%, 01/01/28	525	579,680
University of Oklahoma (RB) Series C
5.000%, 07/01/27	215	229,137

TOTAL OKLAHOMA		5,686,373

OREGON — (0.4%)
Deschutes County Hospital Facilities Authority (RB) Series A
5.000%, 01/01/28	215	229,782
Metro (RB)
5.000%, 06/15/30	225	243,709
Salem Hospital Facility Authority (RB) Series A
5.000%, 05/15/31	575	606,315
5.000%, 05/15/37	200	213,565

TOTAL OREGON		1,293,371

	Face Amount^ (000)	Value†
PENNSYLVANIA — (4.6%)
Allegheny County Hospital Dev. Authority (RB) Series A
4.000%, 07/15/38	1,125	$1,121,981
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 04/01/31	1,250	1,344,148
Butler Area Sewer Authority (RB) (BAM) Series A
2.000%, 07/01/29	300	274,950
Chester County School Authority (RB)
5.000%, 03/01/28	235	248,060
City of Philadelphia (GO) Series C
4.000%, 05/01/38	810	816,300
City of Philadelphia Airport Revenue (RB) Series A
4.000%, 07/01/39	850	853,628
City of Philadelphia Airport Revenue (RB) Series B
4.000%, 07/01/36	250	254,870
City of Philadelphia PA (GO) Series B
5.000%, 02/01/37	500	545,528
Derry Township Industrial & Commercial Dev. Authority (RB)
4.000%, 11/15/29	400	426,314
DuBois Hospital Authority (RB)
5.000%, 07/15/32	250	267,791
Lancaster Higher Education Authority (RB) (BAM)
5.000%, 10/01/28	500	553,276
Montgomery County Higher Education and Health Authority (RB)
5.000%, 09/01/27	955	1,030,410
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/29	80	84,398
5.000%, 05/01/34	1,260	1,321,050
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/33	1,535	1,635,065
5.000%, 12/01/37	1,250	1,388,830

103

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
PENNSYLVANIA — (Continued)
Philadelphia Gas Works Co. (RB) (AGM) Series A
5.000%, 08/01/28	250	$275,871
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/30	475	540,963
5.000%, 09/01/31	780	900,453
Pittsburgh Water & Sewer Authority (RB) (AGM) Series B
5.000%, 09/01/28	245	273,747
Reading School District (GO) (BAM ST AID WITHHLDG) Series C
5.000%, 04/01/24	1,000	1,013,783
Westmoreland County (GO) Series A
5.000%, 08/15/29	500	552,249

TOTAL PENNSYLVANIA		15,723,665

RHODE ISLAND — (0.0%)
City of Providence (GO) Series A
5.000%, 01/15/26	110	115,238

SOUTH CAROLINA — (1.0%)
College of Charleston (RB) Series A
3.000%, 04/01/32	750	747,904
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/27	375	385,542
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	500	515,317
South Carolina Public Service Authority (RB) Series A
4.000%, 12/01/40	1,095	1,063,960
South Carolina Public Service Authority (RB) Series C
5.000%, 12/01/25	630	647,375

TOTAL SOUTH CAROLINA		3,360,098

SOUTH DAKOTA — (0.3%)
Sioux Falls SD Sales Tax Revenue (RB) Series A
5.000%, 11/15/26	860	925,852

	Face Amount^ (000)	Value†
SOUTH DAKOTA — (Continued)
South Dakota Health & Educational Facilities Authority (RB)
3.250%, 09/01/32	130	$129,921

TOTAL SOUTH DAKOTA		1,055,773

TENNESSEE — (2.8%)
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/24	965	985,420
5.000%, 07/01/25	970	1,014,327
City of Knoxville Gas System Revenue (RB) Series AA
5.000%, 03/01/26	2,020	2,145,262
Greeneville Health & Educational Facilities Board (RB)
5.000%, 07/01/30	650	702,562
Knox County Health Educational & Housing Facility Board (RB) Series A
5.000%, 01/01/33	610	643,553
Maury County (GO)
5.000%, 04/01/25	825	857,709
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (RB)
5.000%, 07/01/30	100	106,102
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (RB) Series A
5.000%, 07/01/31	1,000	1,118,014
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/28	1,000	1,070,751
Sumner County (GO)
5.000%, 06/01/24	940	959,258

TOTAL TENNESSEE		9,602,958

104

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
TEXAS — (23.1%)
Arlington Higher Education Finance Corp. (RB) (PSF-GTD) Series A
5.000%, 08/15/28	300	$333,475
Bell County (GO)
¤ 5.000%, 08/15/31 (Pre-refunded @ $100, 8/15/24)	2,500	2,561,373
Bexar County (GO)
4.000%, 06/15/26	600	621,971
5.000%, 06/15/28	1,350	1,438,608
Bexar County Hospital District (GO)
5.000%, 02/15/27	555	600,803
Brushy Creek Regional Utility Authority, Inc. (RB)
4.000%, 08/01/32	200	204,917
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 7/1/25)	2,110	2,200,996
Central Texas Regional Mobility Authority (RB) Series B
5.000%, 01/01/39	500	537,810
4.000%, 01/01/40	755	736,119
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	1,310	1,413,451
City of Austin (GO)
5.000%, 09/01/27	1,330	1,362,275
City of Austin (GO) Series A
5.000%, 09/01/24	45	46,175
City of Austin Airport System Revenue (RB) Series A
5.000%, 11/15/32	360	384,140
City of Austin Electric Utility Revenue (RB) Series A
5.000%, 11/15/25	2,070	2,183,778
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/24	690	704,692
City of Celina (GO)
4.125%, 09/01/25	1,000	1,024,647
City of El Paso (GO) Series A
5.000%, 08/15/26	1,010	1,081,018

	Face Amount^ (000)	Value†
TEXAS — (Continued)
City of El Paso (GO) Series B
5.000%, 08/15/23	455	$457,103
City of Fort Worth (GO)
4.000%, 03/01/29	2,185	2,242,168
City of Fort Worth (GO) Series A
5.000%, 03/01/25	505	524,302
City of Garland (GO)
5.000%, 02/15/26	2,295	2,429,720
City of Houston (GO) Series A
5.000%, 03/01/26	3,000	3,050,765
5.000%, 03/01/30	1,220	1,327,736
City of Hutto (GO) (BAM) Series A
3.000%, 08/01/27	515	517,733
City of Irving TX (GO)
5.000%, 09/15/26	240	258,095
City of League City (GO)
4.000%, 02/15/28	160	168,066
City of Mount Pleasant (GO) (AGM)
5.000%, 05/15/29	390	440,904
5.000%, 05/15/30	415	476,835
City of New Braunfels Utility System Revenue (RB)
5.000%, 07/01/25	1,145	1,194,870
City of Odessa (GO)
5.000%, 03/01/29	170	185,851
City of San Angelo (GO)
5.000%, 02/15/25	1,000	1,037,283
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/26	6,000	6,346,390
5.000%, 02/01/27	1,145	1,239,176
City of Waco (GO) Series A
4.000%, 02/01/25	2,000	2,036,622
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	1,280	1,353,022
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/32	3,995	4,216,314
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	730	756,570
Dallas College (GO)
5.000%, 02/15/28	430	476,705

105

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
TEXAS — (Continued)
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	795	$837,078
Dallas Fort Worth International Airport (RB)
5.000%, 11/01/30	35	40,522
4.000%, 11/01/39	465	467,084
Dallas Fort Worth International Airport (RB) Series F
5.125%, 11/01/25	100	100,889
Fort Bend County Municipal Management District No. 1 (GO) (BAM)
2.000%, 09/01/30	245	220,419
Fort Bend County Municipal Utility District No. 57 (GO) (AGM)
2.000%, 04/01/28	350	330,970
Fort Bend County Municipal Utility District No. 58 (GO) (BAM)
2.000%, 04/01/24	100	97,953
Greater Greenspoint Redevelopment Authority (TAN) (AGM)
4.000%, 09/01/34	250	262,572
Harris County (GO) Series A
5.000%, 10/01/26	560	587,082
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 12/01/26	700	722,438
5.000%, 05/15/28	775	842,262
5.000%, 07/01/28	360	398,254
5.000%, 05/15/31	510	562,492
3.000%, 10/01/40	100	86,564
Harris County Flood Control District (GO) Series A
5.000%, 10/01/27	300	330,724
Houston Community College System (RB)
5.000%, 04/15/26	1,210	1,252,908
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,035	1,073,404

	Face Amount^ (000)	Value†
TEXAS — (Continued)
Hunt Memorial Hospital District Charitable Health (GO)
5.000%, 02/15/28	250	$269,436
Katy Independent School District (GO) (PSF-GTD) Series B5
5.000%, 02/15/25	1,070	1,109,134
Keller Independent School District (GO) (PSF-GTD) Series A
¤ 5.000%, 02/15/33 (Pre-refunded @ $100, 2/15/25)	2,500	2,589,514
Lone Star College System (GO) Series A
5.000%, 02/15/26	2,500	2,648,133
Lower Colorado River Authority (RB)
5.000%, 05/15/38	425	466,301
5.000%, 05/15/39	1,205	1,316,821
5.000%, 05/15/41	725	785,809
Mesquite Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/25	1,110	1,164,461
Northside Independent School District (GO) (PSF-GTD)
4.000%, 08/15/26	1,385	1,439,506
Pharr San Juan Alamo Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/01/28 (Pre-refunded @ $100, 2/1/25)	635	657,803
Point Aquarius Municipal Utility District (GO) (BAM)
3.000%, 03/01/26	100	98,290
Port Freeport (RB) Series B
5.000%, 06/01/29	350	378,206
Roma Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/26	540	557,032
Southwest Independent School District (GO) (PSF-GTD)
5.000%, 02/01/25	800	828,728

106

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
TEXAS — (Continued)
Stephen F Austin State University (RB)
5.000%, 10/15/29	340	$362,200
Texas Municipal Power Agency (RB) (AGM)
3.000%, 09/01/32	200	195,500
Texas State (GO) Series A
5.000%, 10/01/23	2,200	2,216,390
Texas State Technical College (RB) (AGM) Series A
5.000%, 08/01/31	1,000	1,161,090
Texas Transportation Commission State Highway Fund (RB) Series A
5.000%, 10/01/25	1,520	1,595,322
Timber Lane Utility District (GO) (AGM) Series
4.000%, 08/01/26	365	377,428
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/24	755	765,443
5.000%, 02/01/25	400	414,503
Waco Educational Finance Corp. (RB)
5.000%, 03/01/36	250	285,183
Waco Educational Finance Corp. (RB) Series A
5.000%, 03/01/35	675	764,630

TOTAL TEXAS		78,832,956

UTAH — (2.0%)
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	1,000	1,044,779
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/28	390	440,318
Murray City School District (GO) (SCH BD GTY) Series B
5.000%, 02/01/25	1,250	1,295,321
Ogden City School District (GO) (SCH BD GTY)
5.000%, 06/15/26	2,500	2,681,120

	Face Amount^ (000)	Value†
UTAH — (Continued)
Uintah County (GO)
¤ 4.000%, 12/15/28 (Pre-refunded @ $100, 6/15/26)	750	$781,185
Utah Associated Municipal Power Systems (RB) Series B
5.000%, 09/01/35	655	705,334

TOTAL UTAH		6,948,057

VIRGINIA — (0.1%)
Lynchburg Economic Dev. Authority (RB)
5.000%, 01/01/29	190	206,188

WASHINGTON — (7.6%)
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue (RB) Series S-1
¤ 5.000%, 11/01/45 (Pre-refunded @ $100, 11/1/25)	630	663,401
City of Port Angeles Water & Wastewater Utility Revenue (RB)
5.000%, 11/01/25	1,255	1,324,647
5.000%, 11/01/26	750	810,602
City of Seattle Drainage & Wastewater Revenue (RB)
4.000%, 04/01/33	600	619,252
City of Seattle Solid Waste Revenue (RB)
4.000%, 06/01/29	170	177,195
City of Seattle Water System Revenue (RB)
5.000%, 05/01/24	2,000	2,038,401
Energy Northwest (RB)
4.000%, 07/01/27	250	254,799
Energy Northwest (RB) Series C
5.000%, 07/01/23	795	797,323
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,000	1,055,785
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
5.000%, 12/01/26	1,000	1,081,220

107

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
WASHINGTON — (Continued)
King County Sewer Revenue (RB) Series
5.000%, 07/01/23	1,010	$1,012,952
Klickitat County Public Utility District No. 1 (RB) (AGM) Series A
5.000%, 12/01/28	275	309,212
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/25)	2,000	2,099,836
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY) Series C
5.000%, 12/01/26	545	588,877
Snohomish County School District No 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/27	2,075	2,189,162
State of Washington (COP) Series D
5.000%, 07/01/40	630	685,647
Washington Health Care Facilities Auth. (RB) Series A
4.000%, 07/01/37	200	188,529
Washington Health Care Facilities Authority (RB) Series A-1
5.000%, 08/01/25	35	36,135
Washington Health Care Facilities Authority (RB) Series B
5.000%, 08/15/35	1,000	1,040,457
Washington State (GO) Series A-1
5.000%, 08/01/26	1,035	1,083,190
Washington State (GO) Series B
5.000%, 07/01/24	1,125	1,149,584
5.000%, 08/01/29	855	912,923
Washington State (GO) Series C
5.000%, 06/01/29	1,000	1,064,392
5.000%, 02/01/34	2,015	2,230,968

	Face Amount^ (000)	Value†
WASHINGTON — (Continued)
Washington State (GO) Series E
5.000%, 02/01/27	625	$633,830
Washington State (GO) Series R-2018D
5.000%, 08/01/25	690	722,742
Washington State (GO) Series RC
5.000%, 08/01/27	1,035	1,137,044

TOTAL WASHINGTON		25,908,105

WEST VIRGINIA — (0.1%)
West Virginia Hospital Finance Authority (RB) Series A
5.000%, 09/01/32	440	469,349

WISCONSIN — (6.6%)
City of Kaukauna Electric System Revenue (RB) (AGM)
4.000%, 12/15/30	800	863,134
City of Milwaukee (GO) Series
4.000%, 04/01/28	325	335,320
City of Milwaukee (GO) Series B3
3.000%, 03/01/30	610	596,401
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/27	225	244,057
City of Milwaukee WI (GO) Series
5.000%, 04/01/26	480	502,539
City of Waukesha (GO) Series C
5.000%, 10/01/26	260	278,231
Green Bay Area Public School District (GO)
5.000%, 04/01/25	350	363,014
Lomira School District (GO) (AGM)
¤ 3.500%, 03/01/30 (Pre-refunded @ $100, 3/1/24)	1,530	1,532,853
¤ 3.750%, 03/01/31 (Pre-refunded @ $100, 3/1/24)	1,585	1,591,173

108

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CONTINUED

	Face Amount^ (000)	Value†
WISCONSIN — (Continued)
Mequon & Thiensville School District (GO)
2.000%, 03/01/25	1,345	$1,308,502
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/26	855	923,344
Platteville School District (GO)
5.000%, 03/01/31	565	644,216
Public Finance Authority (RB) Series A
4.000%, 07/01/38	675	680,718
4.000%, 07/01/39	675	676,917
River Falls School District (GO) Series A
3.000%, 04/01/25	1,520	1,510,453
Sauk Prairie School District (GO)
¤ 3.500%, 03/01/32 (Pre-refunded @ $100, 3/1/24)	2,235	2,240,990
Wisconsin Health & Educational Facilities Authority (RB)
5.000%, 04/04/32	670	741,906

	Face Amount^ (000)	Value†
WISCONSIN — (Continued)
5.000%, 07/01/34	220	$233,561
Wisconsin Health & Educational Facilities Authority (RB) Series A
4.000%, 10/15/33	1,200	1,259,700
Wisconsin State (GO) Series 2021-2
5.000%, 05/01/35	4,000	4,158,584
Wisconsin State (GO) Series A
5.000%, 05/01/30	1,100	1,172,587
WPPI Energy (RB) Series A
5.000%, 07/01/36	600	628,133

TOTAL WISCONSIN		22,486,333

TOTAL MUNICIPAL BONDS (Cost $351,944,653)		337,601,332

	Shares
INVESTMENT COMPANIES — (1.1%)
BlackRock Liquidity Funds MuniCash (Cost $3,834,609)	3,834,629	3,834,245

TOTAL INVESTMENTS — (100.0%) (Cost $355,779,262)		$341,435,577

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$337,601,332	—	$337,601,332
Investment Companies	$3,834,245	—	—	3,834,245

TOTAL	$3,834,245	$337,601,332	—	$341,435,577

See accompanying Notes to Financial Statements.

109

DFA SHORT-TERM SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face Amount^ (000)	Value†
MUNICIPAL BONDS — (98.8%)
ALABAMA — (0.2%)
Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB) Series A
5.000%, 02/01/24	380	$383,989

ALASKA — (1.7%)
Alaska Municipal Bond Bank Authority (RB)
5.000%, 12/01/23	680	686,306
Municipality of Anchorage (GO)
4.250%, 12/15/23	2,000	2,011,095

TOTAL ALASKA		2,697,401

ARIZONA — (0.1%)
Arizona Health Facilities Authority (RB) Series A
5.000%, 12/01/26	115	118,326

CALIFORNIA — (1.6%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/24	250	258,066
County of Riverside CA (RN)
5.000%, 06/30/23	735	737,087
County of Riverside CA (RN) Series A
3.700%, 10/19/23	125	125,206
County of Santa Cruz CA (RN)
5.000%, 07/06/23	550	551,646
Montebello Unified School District (GO) Series
5.000%, 08/01/23	120	120,467
Peralta Community College District (GO) Series A
5.000%, 08/01/25	780	796,556

TOTAL CALIFORNIA		2,589,028

	Face Amount^ (000)	Value†
COLORADO — (0.7%)
City & County of Denver Airport System Revenue (RB) Series C
5.000%, 11/15/25	225	$237,481
E-470 Public Highway Authority (RB) Series A
5.000%, 09/01/26	850	910,698

TOTAL COLORADO		1,148,179

CONNECTICUT — (3.8%)
City of Danbury (GO)
3.000%, 07/13/23	3,500	3,496,114
City of New Haven (GO) Series C
5.000%, 08/01/23	375	376,301
Connecticut State (GO) Series A
4.000%, 01/15/25	355	360,669
Connecticut State Health & Educational Facilities Authority (RB) Series M
5.000%, 07/01/27	600	632,923
Connecticut State Special Tax Revenue (RB) Series A
5.000%, 01/01/24	350	354,193
Town of Windham (GO)
4.000%, 09/28/23	1,000	1,002,098

TOTAL CONNECTICUT		6,222,298

DISTRICT OF COLUMBIA — (0.1%)
District of Columbia (GO) Series B
5.000%, 06/01/24	215	219,589

FLORIDA — (8.0%)
Bay County School Board (COP) Series A
5.000%, 07/01/24	280	285,377
Broward County Airport System Revenue (RB) Series C
¤ 5.250%, 10/01/30 (Pre-refunded @ $100, 10/1/23)	1,000	1,008,469
City of Jacksonville (RB)
5.000%, 10/01/23	395	397,616

110

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CONTINUED

	Face Amount^ (000)	Value†
FLORIDA — (Continued)
County of Miami-Dade Aviation Revenue (RB) Series A
5.000%, 10/01/23	1,050	$1,056,046
Duval County Public Schools (COP) Series A
5.000%, 07/01/24	200	204,232
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	2,715	2,851,758
Florida State (GO) Series C
5.000%, 06/01/24	500	510,190
Florida State Department of Transportation Turnpike System Revenue (RB) Series A
5.000%, 07/01/24	1,165	1,190,996
Fort Pierce Utilities Authority (RB) (AGM) Series A
5.000%, 10/01/25	45	47,101
Hillsborough County School Board (COP) Series A
5.000%, 07/01/26	320	332,366
Indian River County District School Board (COP) Series A
5.000%, 07/01/24	950	967,370
Miami-Dade County Expressway Authority (RB) Series A
4.000%, 07/01/23	820	820,830
Palm Beach County Health Facilities Authority (RB)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	1,000	1,029,914
Palm Beach County School District (COP) Series B
5.000%, 08/01/23	225	225,921
School Board of Miami-Dade County (COP) Series D
5.000%, 11/01/25	1,195	1,225,488
School District of Broward County (COP) Series A
5.000%, 07/01/24	885	902,708

TOTAL FLORIDA		13,056,382

	Face Amount^ (000)	Value†
GEORGIA — (1.7%)
Gainesville & Hall County Hospital Authority (RB) Series A
5.000%, 02/15/26	460	$480,709
Municipal Electric Authority of Georgia (RB) Series A
4.000%, 11/01/24	500	503,757
Private Colleges & Universities Authority (RB)
5.000%, 10/01/24	160	163,644
5.000%, 04/01/25	600	618,692
Troup County School District (GO) (ST AID WITHHLDG)
4.000%, 08/01/23	950	951,812

TOTAL GEORGIA		2,718,614

ILLINOIS — (4.0%)
Chicago O’Hare International Airport (RB) Series B
5.000%, 01/01/24	1,120	1,132,237
Chicago Park District (GO) Series A
¤ 5.000%, 01/01/37 (Pre-refunded @ $100, 1/1/24)	485	489,852
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/23	1,600	1,601,459
Cook County (GO) Series A
5.000%, 11/15/26	700	744,115
Cook County Community Consolidated School District No. 15 Palatine (GO)
5.000%, 12/01/23	195	196,910
County of Cook (GO) Series A
5.000%, 11/15/23	345	347,396
County of Cook Sales Tax Revenue (RB) Series A
5.000%, 11/15/23	350	353,081
Illinois Finance Authority (RB) Series A
5.000%, 02/15/25	300	309,067
Illinois State (GO) Series A
5.000%, 12/01/24	500	511,020

111

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CONTINUED

	Face Amount^ (000)	Value†
ILLINOIS — (Continued)
Northern Illinois Municipal Power Agency (RB) Series A
5.000%, 12/01/23	400	$403,571
Village of Bartlett (GO) Series A
5.000%, 12/01/24	425	437,382

TOTAL ILLINOIS		6,526,090

INDIANA — (0.5%)
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/25	700	724,875

IOWA — (2.9%)
Cedar Falls Community School District (GO)
4.000%, 06/01/24	1,000	1,007,077
City of Davenport (GO) Series C
4.000%, 06/01/24	1,260	1,273,197
City of Sioux City (GO) Series A
3.000%, 06/01/24	500	498,314
City of Urbandale (GO) Series A
5.000%, 06/01/25	1,115	1,164,238
College Community School District (GO) Series C
3.000%, 06/01/24	345	344,610
Iowa Finance Authority (RB) Series E
5.000%, 08/15/23	435	436,511

TOTAL IOWA		4,723,947

KANSAS — (1.0%)
City of Olathe (GO) Series A
5.000%, 08/01/23	500	502,101
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/24	1,090	1,119,235

TOTAL KANSAS		1,621,336

	Face Amount^ (000)	Value†
KENTUCKY — (1.6%)
Hardin County School District Finance Corp. (RB) (ST INTERCEPT)
5.000%, 05/01/24	500	$507,627
Kentucky State Property & Building Commission (RB) Series B
5.000%, 08/01/25	1,025	1,069,991
Kentucky Turnpike Authority (RB) Series B
5.000%, 07/01/25	970	1,009,967

TOTAL KENTUCKY		2,587,585

LOUISIANA — (1.0%)
Ascension Parish School Board (GO)
5.000%, 03/01/24	140	141,932
City of New Orleans (GO) Series A
5.000%, 12/01/24	1,500	1,542,763

TOTAL LOUISIANA		1,684,695

MAINE — (0.2%)
Maine Health & Higher Educational Facilities Authority (RB)
¤ 5.000%, 07/01/43 (Pre-refunded @ $100, 7/1/23)	350	350,907

MASSACHUSETTS — (0.9%)
City of Quincy (GO)
4.000%, 07/07/23	1,000	1,000,790
Nauset Regional School District (GO)
4.000%, 07/20/23	440	440,525

TOTAL MASSACHUSETTS		1,441,315

MISSOURI — (1.4%)
City of Columbia Water & Electric System Revenue (RB) Series B
5.000%, 10/01/23	750	754,968
City of Kansas City (RB) Series C
5.000%, 09/01/24	140	143,213
Health & Educational Facilities Authority of the State of Missouri (RB)
5.000%, 11/15/24	500	513,244

112

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CONTINUED

	Face Amount^ (000)	Value†
MISSOURI — (Continued)
Missouri Joint Municipal Electric Utility Commission (RB) Series A
5.000%, 01/01/24	850	$858,839

TOTAL MISSOURI		2,270,264

NEBRASKA — (0.6%)
City of Gretna (COP)
5.000%, 12/15/25	380	391,858
Nebraska State Colleges Facilities Corp. (RB) (AGM) Series B
5.000%, 07/15/24	250	254,904
5.000%, 07/15/25	240	249,883

TOTAL NEBRASKA		896,645

NEVADA — (0.3%)
Las Vegas Convention & Visitors Authority (RB) Series B
5.000%, 07/01/25	520	540,982

NEW JERSEY — (7.4%)
Borough of Edgewater (GO)
2.500%, 07/14/23	1,000	998,140
City of East Orange (GO)
4.500%, 10/23/23	1,500	1,506,553
City of Jersey City (GO) Series A
5.000%, 11/01/24	1,000	1,028,617
Hudson County Improvement Authority (RN) (CNTY GTD)
4.250%, 04/05/24	750	755,303
Hudson County Improvement Authority (RN) (CNTY GTD) Series B
3.000%, 08/04/23	260	259,812
New Jersey Economic Dev. Authority (RB)
5.000%, 06/15/23	400	400,677
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 10/01/23	500	502,797
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/23	100	100,169

	Face Amount^ (000)	Value†
NEW JERSEY — (Continued)
Township of East Brunswick (GO)
3.500%, 07/18/23	1,000	$1,000,136
Township of Livingston (GO)
5.000%, 12/12/23	1,000	1,009,746
Township of Parsippany-Troy Hills (GO) Series A
5.000%, 11/03/23	1,015	1,023,444
Township of Union/Union County (GO)
5.000%, 01/23/24	1,000	1,012,535
Township of Verona NJ (GO)
5.000%, 10/26/23	750	755,960
Township of West Orange (GO) Series A
5.000%, 11/09/23	700	706,046
Ventnor City (GO)
2.500%, 07/12/23	1,000	998,332

TOTAL NEW JERSEY		12,058,267

NEW YORK — (8.6%)
City of Auburn (GO)
3.500%, 08/16/23	1,000	1,000,132
City of Rochester (GO)
4.000%, 08/02/23	1,000	1,000,997
East Ramapo Central School District (GO) (ST AID WITHHLDG) Series A
3.000%, 05/31/23	500	499,794
Elmira City School District (GO) (ST AID WITHHLDG)
4.000%, 06/23/23	775	775,465
Evans-Brant Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 06/23/23	775	775,714
Hempstead Union Free School District (GO) (ST AID WITHHLDG) Series A
4.000%, 04/19/24	555	557,733
Hermon-DeKalb Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/29/23	1,000	1,000,897

113

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CONTINUED

	Face Amount^ (000)	Value†
NEW YORK — (Continued)
Horseheads Central School District (GO) (ST AID WITHHLDG)
3.000%, 06/22/23	655	$654,521
New York State Dormitory Authority (RB) Series A
5.000%, 05/01/24	895	909,094
5.000%, 05/01/26	215	223,007
Oswego City School District (GO) (ST AID WITHHLDG)
3.750%, 07/21/23	1,000	999,969
Suffolk County (GO) (AGM) Series B
4.000%, 10/15/24	1,000	1,012,222
Town of Amherst (GO)
4.750%, 11/03/23	1,250	1,258,220
Town of Grand Island (GO)
4.000%, 10/06/23	1,000	1,002,521
Town of Oyster Bay (GO)
5.000%, 08/01/24	200	204,764
Utica School District (GO) (ST AID WITHHLDG)
3.000%, 06/22/23	750	749,216
Wappingers Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/10/23	1,250	1,251,651

TOTAL NEW YORK		13,875,917

NORTH CAROLINA — (1.0%)
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/25	415	429,107
North Carolina Turnpike Authority (RB) Series B
5.000%, 02/01/24	1,245	1,261,850

TOTAL NORTH CAROLINA.		1,690,957

OHIO — (1.5%)
Akron Bath Copley Joint Township Hospital District (RB) Series A
5.000%, 11/15/24	70	71,822
American Municipal Power, Inc. (RB) Series B
5.000%, 02/15/24	855	866,203

	Face Amount^ (000)	Value†
OHIO — (Continued)
County of Allen Hospital Facilities Revenue (RB) Series A
5.000%, 12/01/26	750	$805,067
Ohio Higher Educational Facility Commission (RB)
5.000%, 05/01/28	635	694,569

TOTAL OHIO		2,437,661

OKLAHOMA — (2.0%)
City of Bixby (GO) Series A
4.000%, 06/01/25	1,290	1,319,236
Cleveland County Educational Facilities Authority (RB)
5.000%, 06/01/24	415	421,950
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/24	530	542,025
Oklahoma County Finance Authority (RB)
5.000%, 10/01/25	885	924,430

TOTAL OKLAHOMA		3,207,641

OREGON — (0.4%)
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/24)	30	30,930
Oregon State Facilities Authority (RB) Series A
5.000%, 06/01/24	600	608,898

TOTAL OREGON		639,828

PENNSYLVANIA — (2.6%)
Allegheny County Hospital Dev. Authority (RB) Series B
5.000%, 10/15/24	245	251,336
City of Lancaster (GO) (BAM)
5.000%, 05/01/24	710	721,530
City of Philadelphia (GO) Series A
5.000%, 08/01/23	1,245	1,250,155
5.000%, 05/01/25	250	259,517

114

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CONTINUED

	Face Amount^ (000)	Value†
PENNSYLVANIA — (Continued)
Montgomery County Higher Education and Health Authority (RB)
5.000%, 09/01/24	250	$255,049
Pennsylvania Higher Educational Facilities Authority (RB) Series AW
5.000%, 06/15/26	265	282,966
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/25	460	480,097
Reading School District (GO) (BAM ST AID WITHHLDG) Series C
5.000%, 04/01/24	650	658,959

TOTAL PENNSYLVANIA		4,159,609

SOUTH CAROLINA — (0.5%)
Piedmont Municipal Power Agency (RB) Series B
5.000%, 01/01/25	300	307,784
South Carolina Public Service Authority (RB) Series C
5.000%, 12/01/24	395	404,908
South Carolina Public Service Authority (RB) Series E
5.000%, 12/01/23	110	110,887

TOTAL SOUTH CAROLINA.		823,579

SOUTH DAKOTA — (0.6%)
Educational Enhancement Funding Corp. (RB) Series B
¤ 5.000%, 06/01/26 (Pre-refunded @ $100, 6/1/23)	1,000	1,001,298

TENNESSEE — (1.8%)
Bedford County (GO)
5.000%, 06/01/26	500	534,179
City of Knoxville Electric System Revenue (RB)
5.000%, 07/01/24	575	587,167
5.000%, 07/01/25	845	883,615

	Face Amount^ (000)	Value†
TENNESSEE — (Continued)
Shelby County Health Educational & Housing Facilities Board (RB)
5.000%, 05/01/24	835	$847,656

TOTAL TENNESSEE		2,852,617

TEXAS — (22.8%)
Angleton Independent School District (GO)
5.000%, 08/15/23	1,000	1,004,766
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	500	524,395
Brownsville Utilities System Revenue (RB) Series A
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/23)	500	502,624
Bryan Electric System Revenue (RB) (AGM)
5.000%, 07/01/25	155	161,983
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/40 (Pre-refunded @ $100, 7/1/25)	2,250	2,347,033
Channelview Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	515	527,329
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/24	2,665	2,748,543
City of Carrollton (GO)
5.000%, 08/15/24	1,800	1,843,319
City of Corpus Christi (GO) Series B
5.000%, 03/01/24	1,290	1,309,179
City of Dallas (GO)
5.000%, 02/15/25	900	935,152
City of Denton (GO)
5.000%, 02/15/24	545	552,183
5.000%, 02/15/25	855	885,363
City of El Paso (GO) Series A
5.000%, 08/15/26	465	497,697
City of Fort Worth (GO)
5.000%, 03/01/24	115	116,767

115

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CONTINUED

	Face Amount^ (000)	Value†
TEXAS — (Continued)
City of Georgetown Utility System Revenue (RB)
5.000%, 08/15/25	290	$302,132
City of Houston (GO) Series A
5.000%, 03/01/24	1,880	1,909,503
City of Irving (GO)
4.000%, 09/15/24	1,000	1,014,394
City of Laredo Waterworks & Sewer System Revenue (RB)
5.000%, 03/01/24	250	253,655
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	90	93,276
Dallas Fort Worth International Airport (RB) Series F
5.125%, 11/01/25	510	514,533
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	160	162,296
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 12/01/25	385	396,941
5.000%, 12/01/26	540	557,310
5.000%, 05/15/27	500	535,336
5.000%, 07/01/28	285	315,284
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,250	1,281,837
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	60	60,842
Lewisville Independent School District (GO)
5.000%, 08/15/24	965	987,978
Lone Star College System (GO) Series A
5.000%, 02/15/24	2,400	2,435,756
Lower Colorado River Authority (RB)
5.000%, 05/15/24	715	728,456
5.000%, 05/15/26	510	543,380
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/25	1,560	1,579,980
5.000%, 01/01/27	100	101,106

	Face Amount^ (000)	Value†
TEXAS — (Continued)
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	520	$533,576
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,140	1,183,311
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	165	167,342
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	270	273,959
Stephen F Austin State University (RB)
5.000%, 10/15/26	900	960,899
Tarrant County College District (GO)
5.000%, 08/15/24	130	133,278
5.000%, 10/01/23	2,450	2,468,253
Texas State (GO) Series B
5.000%, 08/01/24	170	174,217
Texas State Technical College (RB) (AGM) Series A
5.000%, 08/01/23	590	592,252
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/24	600	608,299
University of Texas System (RB) Series J
5.000%, 08/15/24	1,040	1,066,090
West Harris County Regional Water Authority (RB) Series A
5.000%, 12/15/24	450	463,508
West Travis County Public Utility Agency (RB) (AGM)
6.500%, 08/15/24	630	656,249

TOTAL TEXAS		37,011,561

UTAH — (0.9%)
Central Utah Water Conservancy District (RB) Series A
5.000%, 10/01/24	1,160	1,192,576

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CONTINUED

	Face Amount^ (000)	Value†
UTAH — (Continued)
City of Salt Lake City UT Public Utilities Revenue (RB)
5.000%, 02/01/25	275	$284,970

TOTAL UTAH		1,477,546

WASHINGTON — (9.5%)
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 05/01/23	700	700,000
City of Seattle Water System Revenue (RB)
5.000%, 08/01/24	1,060	1,086,297
Clark County Public Utility District No 1 (RB)
5.000%, 01/01/24	275	278,005
Clark County Public Utility District No. 1 (RB)
5.000%, 01/01/24	860	869,396
Energy Northwest (RB) Series A
5.000%, 07/01/23	1,265	1,268,697
5.000%, 07/01/26	500	535,227
King County Public Hospital District No. 1 (GO)
5.000%, 12/01/24	490	504,199
King County School District No. 415 Kent (GO) (SCH BD GTY)
4.000%, 12/01/23	2,700	2,712,601
King County Sewer Revenue (RB) Series
5.000%, 07/01/23	1,000	1,002,923
Washington State (GO) Series A-1
5.000%, 08/01/26	500	523,280
Washington State (GO) Series B
5.000%, 07/01/23	620	621,853
Washington State (GO) Series C
5.000%, 07/01/25	1,515	1,521,694
Washington State (GO) Series E
5.000%, 07/01/24	1,065	1,088,273
Washington State (GO) Series RD
5.000%, 08/01/24	830	850,077

	Face Amount^ (000)	Value†
WASHINGTON — (Continued)
Washington State (COP) Series B
5.000%, 07/01/23	1,275	$1,278,409
Whatcom County School District No. 501 Bellingham (GO) (SCH BD GTY)
5.000%, 12/01/23	540	545,755

TOTAL WASHINGTON		15,386,686

WISCONSIN — (6.9%)
Appleton Area School District (GO)
¤ 3.750%, 03/01/34 (Pre-refunded @ $100, 3/1/24)	1,405	1,412,194
City of Beaver Dam (GO) (BAM) Series A
5.000%, 03/01/24	440	446,433
City of Milwaukee (GO) Series N2
5.000%, 04/01/24	700	708,891
City of Milwaukee (GO) Series N4
5.000%, 04/01/25	110	113,468
Madison Area Technical College (GO)
4.000%, 03/01/24	2,500	2,517,881
Madison Metropolitan School District (GO)
3.000%, 03/01/24	2,080	2,076,243
Onalaska School District (GO)
¤ 3.250%, 04/01/28 (Pre-refunded @ $100, 4/1/24)	400	400,488
Waunakee Community School District (GO)
6.000%, 04/01/24	1,000	1,024,610
Wisconsin State (GO) Series 2021-2
5.000%, 05/01/24	2,520	2,568,385

TOTAL WISCONSIN		11,268,593

TOTAL MUNICIPAL BONDS (Cost $161,206,961)		160,414,207

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CONTINUED

	Shares	Value†
INVESTMENT COMPANIES — (1.2%)
BlackRock Liquidity Funds MuniCash (Cost $1,980,788)	1,980,936	$1,980,737

TOTAL INVESTMENTS — (100.0%) (Cost $163,187,749)		$162,394,944

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$160,414,207	—	$160,414,207
Investment Companies	$1,980,737	—	—	1,980,737

TOTAL	$1,980,737	$160,414,207	—	$162,394,944

See accompanying Notes to Financial Statements.

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SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face Amount^ (000)	Value†
MUNICIPAL BONDS — (98.2%)
CALIFORNIA — (98.2%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/30	7,000	$7,099,502
Alum Rock Union Elementary School District (GO) Series A
5.000%, 08/01/23	780	783,191
5.000%, 08/01/24	600	613,772
Anaheim Public Financing Authority (RB) Series A
¤ 5.000%, 05/01/39 (Pre-refunded @ $100, 5/1/24)	5,500	5,607,235
¤ 5.000%, 05/01/46 (Pre-refunded @ $100, 5/1/24)	6,165	6,285,201
Apple Valley Unified School District (GO) (BAM)
5.000%, 08/01/26	780	783,230
Bay Area Toll Authority (RB)
¤ 5.000%, 10/01/54 (Pre-refunded @ $100, 10/1/24)	2,810	2,890,882
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/54 (Pre-refunded @ $100, 4/1/24)	1,820	1,852,335
Berkeley Unified School District (GO) Series D
5.000%, 08/01/23	295	296,354
Berryessa Union School District (GO) Series B
5.000%, 08/01/23	150	150,689
Burbank Unified School District (GO) Series A
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 2/1/25)	1,075	1,116,029
California Educational Facilities Authority (RB) Series C
5.250%, 10/01/24	1,135	1,172,689

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
California Health Facilities Financing Authority (RB)
5.000%, 11/15/23	775	$782,731
5.000%, 11/15/24	100	102,619
California Health Facilities Financing Authority (RB) Series A
5.000%, 02/01/24	600	607,186
5.000%, 10/01/24	1,020	1,047,215
5.000%, 11/15/24	5,630	5,811,641
5.000%, 11/15/25	150	158,207
5.000%, 02/01/26	3,040	3,152,064
5.000%, 03/01/26	2,565	2,565,685
5.000%, 11/15/26	1,000	1,080,080
5.000%, 02/01/27	525	544,472
4.000%, 03/01/28	4,660	4,661,498
5.000%, 10/01/29	2,390	2,465,196
¤ 5.000%, 11/15/35 (Pre-refunded @ $100, 11/15/25)	1,775	1,878,999
¤ 5.000%, 08/15/52 (Pre-refunded @ $100, 8/15/23)	1,095	1,100,639
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/25	1,970	2,022,749
5.000%, 02/01/26	1,135	1,180,060
5.000%, 02/01/28	750	802,974
California Municipal Finance Authority (RB) Series B
5.000%, 10/01/23	1,555	1,566,906
California State Department of Water Resources (RB) Series AP
¤ 4.000%, 12/01/31 (Pre-refunded @ $100, 6/1/23)	2,515	2,516,560
California State Department of Water Resources (RB) Series AR
¤ 5.000%, 12/01/25 (Pre-refunded @ $100, 6/1/24)	1,750	1,787,354
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/24	420	434,143

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CONTINUED

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
¤ 5.000%, 12/01/27 (Pre-refunded @ $100, 12/1/24)	3,035	$3,138,157
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/24)	1,690	1,747,441
California State Public Works Board (RB) Series A
5.000%, 02/01/24	5,000	5,069,157
5.000%, 09/01/28	1,175	1,206,613
California State Public Works Board (RB) Series B
5.000%, 05/01/23	695	695,000
5.000%, 12/01/23	1,500	1,518,937
5.000%, 05/01/24	1,200	1,222,447
California State Public Works Board (RB) Series D
5.000%, 04/01/24	2,155	2,191,722
5.000%, 05/01/24	6,500	6,621,589
5.000%, 11/01/25	1,460	1,542,110
California State Public Works Board (RB) Series E
5.000%, 11/01/24	1,000	1,030,100
5.000%, 06/01/28	4,400	4,405,676
5.000%, 06/01/29	4,015	4,020,179
California State Public Works Board (RB) Series F
5.000%, 05/01/24	1,825	1,859,138
California State Public Works Board (RB) Series H
5.000%, 12/01/25	1,795	1,854,601
California State Public Works Board (RB) Series I
5.000%, 11/01/24	1,335	1,348,538
5.250%, 11/01/28	1,180	1,190,990
California State University (RB) Series
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/24)	1,500	1,546,932
California State University (RB) Series A
5.000%, 11/01/23	4,350	4,390,780

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
¤ 5.000%, 11/01/25 (Pre-refunded @ $100, 11/1/24)	495	$510,487
¤ 5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/24)	1,595	1,644,904
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 11/1/24)	1,020	1,051,913
California Statewide Communities Development Authority (RB) (CA MTG INS)
¤ 5.000%, 08/15/35 (Pre-refunded @ $100, 2/15/26)	1,000	1,065,163
Calleguas Municipal Water District (RB) Series A
¤ 5.000%, 07/01/29 (Pre-refunded @ $100, 7/1/24)	1,310	1,340,443
Carlsbad Unified School District (COP)
4.000%, 10/01/23	150	150,513
4.000%, 10/01/24	125	126,610
4.000%, 10/01/25	100	102,648
Carlsbad Unified School District (GO) Series B
2.000%, 08/01/23	785	781,606
Central Contra Costa Sanitary District (COP)
5.000%, 09/01/23	5,125	5,155,461
Chabot-Las Positas Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/23)	3,500	3,515,541
Chabot-Las Positas Community College District (GO) Series B
5.000%, 08/01/24	4,540	4,655,444
Chico Unified School District (GO) Series C
3.000%, 08/01/23	570	569,765
Chino Valley Unified School District (GO)
4.000%, 08/01/23	750	751,617
Chino Valley Unified School District (GO) Series C
4.000%, 08/01/23	275	275,593

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CONTINUED

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
4.000%, 08/01/24	125	$126,490
4.000%, 08/01/25	275	282,406
City & County of San Francisco (GO) Series A
5.000%, 06/15/24	1,245	1,273,649
City & County of San Francisco (GO) Series B
2.000%, 06/15/23	1,000	998,031
City & County of San Francisco (GO) Series C-1
5.000%, 06/15/23	1,250	1,252,800
City & County of San Francisco (GO) Series R1
5.000%, 06/15/27	1,860	1,864,573
City & County of San Francisco (GO) Series R2
5.000%, 06/15/23	1,250	1,252,800
City & County of San Francisco (COP) Series B
5.000%, 04/01/24	2,400	2,436,332
City & County of San Francisco (COP) Series R1
4.000%, 09/01/30	5,215	5,242,880
City of Long Beach Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/24	150	153,009
5.000%, 06/01/25	200	208,791
5.000%, 06/01/26	200	213,733
City of Los Angeles (RN)
4.000%, 06/29/23	9,055	9,066,800
City of Oakland (GO) Series C-1
5.000%, 07/15/24	3,580	3,668,147
City of Rancho Cordova (ST)
4.000%, 09/01/24	125	126,064
4.000%, 09/01/25	150	152,861
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/31	1,055	1,116,084
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
5.000%, 11/01/23	3,240	3,272,137

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
City of San Mateo (ST) (BAM)
5.000%, 09/01/24	125	$127,902
5.000%, 09/01/25	280	291,719
5.000%, 09/01/26	250	265,720
Contra Costa Water District (RB) Series W
5.000%, 10/01/23	1,515	1,526,537
County of Los Angeles CA (RN)
4.000%, 06/30/23	4,880	4,886,872
County of Riverside CA (RN)
5.000%, 06/30/23	4,170	4,181,839
County of Riverside CA (RN) Series A
3.700%, 10/19/23	1,090	1,091,800
County of Santa Cruz CA (RN)
5.000%, 07/06/23	7,290	7,311,813
Delano Union School District (GO) (AGM)
4.000%, 02/01/24	275	276,669
4.000%, 02/01/25	300	305,422
4.000%, 02/01/26	315	325,421
Desert Community College District (GO) Series A-1
4.000%, 08/01/23	1,500	1,503,047
Dublin Unified School District (GO) Series A-2
5.000%, 08/01/23	3,000	3,013,396
5.000%, 08/01/24	510	522,652
East Bay Municipal Utility District Wastewater System Revenue (RB) Series A
5.000%, 06/01/24	110	112,442
5.000%, 06/01/25	150	157,183
East Bay Regional Park District (GO) Series A-1
5.000%, 09/01/23	3,250	3,270,287
East Bay Regional Park District (GO) Series A-2
5.000%, 09/01/24	5,000	5,137,829
East Side Union High School District (GO)
5.000%, 08/01/23	375	376,721
5.000%, 08/01/24	275	281,993
East Side Union High School District (GO) Series C
2.000%, 08/01/24	6,420	6,290,453

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CONTINUED

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
Eastern Municipal Water District (RB) Series A
3.000%, 07/01/24	1,545	$1,544,776
El Dorado Irrigation District (RB) (AGM) Series A
¤ 5.000%, 03/01/34 (Pre-refunded @ $100, 3/1/24)	3,015	3,062,314
¤ 5.250%, 03/01/39 (Pre-refunded @ $100, 3/1/24)	4,000	4,070,902
El Rancho Unified School District (GO) (BAM) Series C
5.000%, 08/01/25	675	704,329
Evergreen School District (GO)
2.000%, 08/01/23	3,000	2,986,464
Fairfield-Suisun Unified School District (GO)
4.000%, 08/01/23	1,150	1,152,479
Foothill-De Anza Community College District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/23)	1,165	1,194,335
Foothill-Eastern Transportation Corridor Agency (RB) Series A
¤ 6.000%, 01/15/49 (Pre-refunded @ $100, 1/15/24)	9,180	9,371,845
Fremont Unified School District/Alameda County (GO) Series A
¤ 4.000%, 08/01/35 (Pre-refunded @ $100, 8/1/24)	1,940	1,965,276
¤ 4.000%, 08/01/46 (Pre-refunded @ $100, 8/1/24)	5,000	5,065,145
Fremont Union High School District (GO)
¤ 4.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	3,000	3,006,020
Fremont Union High School District (GO) Series A
2.000%, 08/01/23	730	727,419

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
Fresno Unified School District (GO)
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/24)	8,000	$8,207,393
Fresno Unified School District (GO) Series D
2.000%, 08/01/23	1,600	1,593,983
Gilroy School Facilities Financing Authority (RB) Series A
¤ 5.000%, 08/01/46 (Pre-refunded @ $100, 8/1/23)	3,060	3,073,587
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/23	1,915	1,919,509
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	1,500	1,537,770
Glendale Community College District (GO) Series B
4.000%, 08/01/23	525	526,001
Golden State Tobacco Securitization Corp. (RB) (ST APPROP) Series A
¤ 5.000%, 06/01/29 (Pre-refunded @ $100, 6/1/23)	1,150	1,151,767
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	10,070	10,543,841
Golden State Tobacco Securitization Corp. (RB) Series A-1
5.000%, 06/01/23	10,275	10,289,097
Grossmont Union High School District (GO) Series J2
4.000%, 08/01/23	1,000	1,002,255
Grossmont-Cuyamaca Community College District (GO)
5.000%, 08/01/23	1,640	1,647,568
Hayward Area Recreation & Park District (GO) Series
5.000%, 08/01/24	1,485	1,522,945
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/24	125	128,318

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CONTINUED

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
5.000%, 11/01/25	225	$235,432
5.000%, 11/01/26	300	320,506
Inglewood Unified School District (GO) (AGM) Series A
4.000%, 08/01/23	1,125	1,126,727
Kern High School District (GO)
5.000%, 08/01/24	600	614,439
La Quinta Redevelopment Agency Successor Agency (TAN) Series A
5.000%, 09/01/23	1,500	1,508,766
¤ 5.000%, 09/01/28 (Pre-refunded @ $100, 9/1/23)	1,500	1,508,766
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/24)	1,000	1,027,169
¤ 5.000%, 09/01/30 (Pre-refunded @ $100, 9/1/23)	1,000	1,005,844
Las Lomitas Elementary School District (GO) Series B
2.000%, 07/01/23	1,315	1,311,580
Lodi Unified School District (GO)
3.000%, 08/01/23	750	749,549
5.000%, 08/01/24	600	614,885
5.000%, 08/01/25	500	525,512
Long Beach Bond Finance Authority (RB)
5.000%, 08/01/24	685	701,231
Long Beach Community College District (GO) Series D
4.000%, 08/01/23	1,825	1,828,934
4.000%, 08/01/24	1,285	1,300,470
Los Angeles Community College District (GO) Series A
5.000%, 08/01/23	2,670	2,682,522
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	1,040	1,066,187
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/24)	1,080	1,107,195

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/24)	9,000	$9,226,622
Los Angeles Community College District (GO) Series C-1
5.000%, 08/01/24	3,890	3,989,398
Los Angeles Community College District (GO) Series F
5.000%, 08/01/23	3,000	3,014,069
Los Angeles Community College District (GO) Series G
5.000%, 08/01/23	3,360	3,375,758
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB)
5.000%, 07/01/24	1,600	1,638,293
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 07/01/23	5,925	5,942,317
5.000%, 07/01/24	8,010	8,201,702
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series B
5.000%, 07/01/23	4,285	4,297,524
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series C
5.000%, 07/01/23	1,500	1,504,384
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/23	300	303,509
5.000%, 12/01/24	245	253,404
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/23	2,360	2,367,055

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CONTINUED

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power (RB) Series B
5.000%, 01/01/24	1,100	$1,112,378
5.000%, 07/01/24	1,825	1,867,622
5.000%, 07/01/31	4,675	4,741,215
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/24	3,200	3,277,697
Los Angeles Department of Water & Power (RB) Series E
5.000%, 07/01/24	4,000	4,097,121
5.000%, 07/01/26	1,870	1,915,404
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/31	3,565	3,811,510
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
5.000%, 07/01/24	1,050	1,075,494
Los Angeles Department of Water & Power Water System Revenue (RB) Series C
5.000%, 07/01/24	320	327,770
5.000%, 07/01/25	515	540,418
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/24	5,540	5,669,384
5.000%, 07/01/25	1,555	1,631,076
Los Angeles Unified School District (GO) Series B
5.000%, 07/01/24	2,500	2,558,386
Los Angeles Unified School District (GO) Series B-1
4.000%, 07/01/24	1,025	1,037,302
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/27	4,500	4,601,974
5.000%, 07/01/28	1,625	1,663,139
Los Rios Community College District (GO)
5.000%, 08/01/25	500	525,512
Manhattan Beach Unified School District (GO) Series B
3.000%, 09/01/23	1,140	1,139,495

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
Marin Community College District (GO)
¤ 3.500%, 08/01/34 (Pre-refunded @ $100, 8/1/25)	1,750	$1,784,714
¤ 3.500%, 08/01/35 (Pre-refunded @ $100, 8/1/25)	1,750	1,784,714
¤ 3.500%, 08/01/36 (Pre-refunded @ $100, 8/1/25)	1,975	2,014,177
¤ 3.500%, 08/01/37 (Pre-refunded @ $100, 8/1/25)	3,500	3,569,428
¤ 3.500%, 08/01/38 (Pre-refunded @ $100, 8/1/25)	2,000	2,039,673
Menifee Union School District (GO) Series C
4.000%, 08/01/23	505	506,089
Merced Community College District (GO)
5.000%, 08/01/24	50	51,209
Midpeninsula Regional Open Space District Field Employees Corp. (GO) Series A
5.000%, 09/01/23	1,415	1,423,551
Miracosta Community College District (GO) Series B
4.000%, 08/01/23	2,000	2,004,162
Modesto Irrigation District (RB) Series B
5.000%, 10/01/23	1,050	1,057,953
5.000%, 10/01/24	2,170	2,231,852
5.000%, 10/01/25	1,025	1,079,964
Morgan Hill Redevelopment Agency Successor Agency (TAN) Series A
¤ 5.000%, 09/01/33 (Pre-refunded @ $100, 9/1/23)	1,750	1,760,518
Mount Diablo Unified School District (GO) Series B
4.000%, 08/01/24	1,425	1,443,205
Mount San Antonio Community College District (GO) Series C
4.000%, 08/01/23	3,350	3,356,722

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CONTINUED

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
Municipal Improvement Corp. of Los Angeles (RB) Series C
5.000%, 11/01/23	1,650	$1,666,039
Natomas Unified School District (GO)
5.000%, 08/01/25	1,690	1,727,539
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/24	170	175,378
5.000%, 12/01/25	175	184,852
Northern California Power Agency (RB) Series A
5.000%, 07/01/24	500	511,215
5.000%, 07/01/25	810	849,977
Northern California Transmission Agency (RB) Series A
5.000%, 05/01/24	500	509,106
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/23	1,500	1,505,950
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/28	910	977,224
Oceanside Public Financing Authority (RB) Series A
¤ 5.250%, 05/01/33 (Pre-refunded @ $100, 5/1/23)	1,500	1,500,000
Orange County Sanitation District (RB) Series A
5.000%, 02/01/24	5,420	5,506,666
5.000%, 02/01/33	1,600	1,718,696
Orange County Transportation Authority (RB)
5.000%, 10/15/24	5,720	5,883,373
Palomar Community College District (GO)
5.000%, 05/01/23	725	725,000
Panama-Buena Vista Union School District (GO)
3.000%, 08/01/23	1,480	1,479,627
3.000%, 08/01/24	2,450	2,444,708
Pasadena Area Community College District (GO)
4.000%, 08/01/24	1,625	1,646,971

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
Pasadena Unified School District (GO) Series A
3.000%, 08/01/23	3,000	$2,998,421
Pasadena Unified School District (GO) Series B
2.000%, 08/01/23	13,160	13,104,082
Peralta Community College District (GO)
5.000%, 08/01/24	1,000	1,024,190
Peralta Community College District (GO) Series A
4.000%, 08/01/23	2,140	2,144,082
5.000%, 08/01/25	800	816,980
5.000%, 08/01/29	500	510,551
Pleasanton Unified School District (GO)
5.000%, 08/01/24	2,600	2,668,693
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.000%, 05/15/25 (Pre-refunded @ $100, 5/15/23)	265	265,162
¤ 5.250%, 05/15/27 (Pre-refunded @ $100, 5/15/23)	200	200,140
¤ 5.250%, 05/15/29 (Pre-refunded @ $100, 5/15/23)	515	515,361
Rio Elementary School District Community Facilities District (ST)
¤ 5.000%, 09/01/27 (Pre-refunded @ $100, 9/1/24)	1,000	1,026,508
¤ 5.000%, 09/01/30 (Pre-refunded @ $100, 9/1/24)	1,000	1,026,508
Riverside County Transportation Commission Sales Tax Revenue (RB) Series A
¤ 5.250%, 06/01/39 (Pre-refunded @ $100, 6/1/23)	1,000	1,001,611
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/25	830	870,249

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CONTINUED

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
Sacramento City Unified School District (GO) (BAM) Series A
5.000%, 08/01/24	1,210	$1,239,269
Sacramento City Unified School District (GO) (AGM)
4.000%, 07/01/26	1,025	1,055,953
5.000%, 07/01/28	1,000	1,019,433
Sacramento Municipal Utility District (RB) Series F
5.000%, 08/15/23	6,290	6,319,977
Sacramento Municipal Utility District (RB) Series J
5.000%, 08/15/24	300	307,411
5.000%, 08/15/25	750	789,185
San Bernardino Community College District (GO) Series A
¤ 4.000%, 08/01/29 (Pre-refunded @ $100, 8/1/23)	1,290	1,292,589
San Diego Association of Governments (RB) Series A
5.000%, 11/15/25	6,555	6,761,487
San Diego Community College District (GO)
5.000%, 08/01/23	440	441,965
5.000%, 08/01/24	1,250	1,281,011
¤ 5.000%, 08/01/32 (Pre-refunded @ $100, 8/1/23)	10	10,044
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	2,690	2,701,944
San Diego County Regional Airport Authority (RB) Series A
¤ 5.000%, 07/01/43 (Pre-refunded @ $100, 7/1/23)	5,470	5,485,896
San Diego County Regional Transportation Commission (RB) Series A
¤ 5.000%, 04/01/44 (Pre-refunded @ $100, 4/1/24)	2,825	2,875,703

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
San Diego County Water Authority (RB)
5.000%, 05/01/24	1,050	$1,071,616
San Diego County Water Authority (RB) Series A
5.000%, 05/01/23	3,800	3,800,000
5.000%, 05/01/25	1,505	1,575,412
San Diego Public Facilities Financing Authority (RB)
3.000%, 05/15/24	2,000	2,001,432
5.000%, 05/15/24	1,070	1,092,445
San Diego Unified School District (RN) Series A
4.000%, 06/30/23	3,095	3,099,102
San Diego Unified School District (GO) Series M-2
5.000%, 07/01/23	800	802,325
5.000%, 07/01/24	4,020	4,111,561
San Diego Unified School District (GO) Series N-2
¤ 4.000%, 07/01/38 (Pre-refunded @ $100, 7/1/23)	7,920	7,930,241
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/23	2,000	2,005,812
San Francisco Bay Area Rapid Transit District (GO) Series C-1
5.000%, 08/01/24	3,505	3,597,604
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series A
5.000%, 05/01/25	1,105	1,152,306
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
5.000%, 05/01/26	2,500	2,674,655
San Francisco Community College District (GO)
5.000%, 06/15/29	1,500	1,576,401
San Francisco Community College District (GO) Series B
5.000%, 06/15/23	4,345	4,353,677
San Francisco Unified School District (GO)
4.000%, 06/15/23	2,920	2,922,788

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CONTINUED

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
5.000%, 06/15/23	4,500	$4,509,588
5.000%, 06/15/24	1,055	1,078,220
5.000%, 06/15/25	1,750	1,832,212
San Francisco Unified School District (GO) Series B
4.000%, 06/15/25	1,515	1,549,129
San Francisco Unified School District (GO) Series C
4.000%, 06/15/24	8,755	8,852,066
5.000%, 06/15/24	800	817,608
5.000%, 06/15/25	560	586,308
San Gabriel Unified School District (GO) Series A
4.000%, 08/01/23	315	315,679
San Gabriel Unified School District (GO) Series B
4.000%, 08/01/24	300	303,575
San Joaquin Hills Transportation Corridor Agency (RB) Series A
¤ 5.000%, 01/15/29 (Pre-refunded @ $100, 1/15/25)	1,925	1,997,786
San Jose Evergreen Community College District (GO) Series C
5.000%, 09/01/24	560	576,475
San Jose Financing Authority (RB) Series B
5.000%, 11/01/23	825	833,060
5.000%, 11/01/24	600	619,576
5.000%, 11/01/25	500	529,363
San Jose Unified School District (GO)
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/23)	1,455	1,461,461
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 8/1/23)	1,685	1,692,482
San Jose Unified School District (GO) Series C
¤ 5.000%, 08/01/32 (Pre-refunded @ $100, 8/1/24)	3,130	3,206,876
¤ 4.500%, 08/01/33 (Pre-refunded @ $100, 8/1/24)	3,875	3,946,641

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
¤ 4.500%, 08/01/34 (Pre-refunded @ $100, 8/1/24)	4,275	$4,354,036
San Lorenzo Unified School District (GO) Series B
4.000%, 08/01/23	700	701,613
San Luis Coastal Unified School District (GO) Series C
¤ 5.000%, 08/01/39 (Pre-refunded @ $100, 8/1/26)	750	808,311
San Luis Obispo County Community College District (GO) Series C
4.000%, 08/01/23	1,070	1,072,121
San Luis Obispo County Financing Authority (RB) Series A
5.000%, 11/15/23	300	303,105
San Mateo Joint Powers Financing Authority (RB) Series A
5.000%, 07/15/24	4,000	4,092,754
San Mateo Union High School District (GO) Series A
4.000%, 09/01/23	1,025	1,027,858
San Pablo Joint Powers Financing Authority (RB) (AGM)
4.000%, 11/01/23	125	125,517
4.000%, 11/01/24	175	177,280
4.000%, 11/01/25	180	184,377
San Ramon Valley Unified School District (GO)
¤ 4.000%, 08/01/28 (Pre-refunded @ $100, 8/1/23)	985	986,977
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/23	2,190	2,190,000
3.000%, 11/15/25	1,000	1,003,710
Santa Clara Unified School District (GO)
5.000%, 07/01/23	1,250	1,253,716
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 06/01/23	5,500	5,508,133

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CONTINUED

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
¤ 5.000%, 04/01/34 (Pre-refunded @ $100, 4/1/25)	1,000	$1,042,689
Santa Cruz City Elementary School District (GO) Series B
3.000%, 08/01/23	710	709,707
Santa Cruz City Elementary School District (GO) Series C
3.000%, 08/01/24	1,100	1,101,233
Santa Monica Community College District (GO) Series B
¤ 4.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	1,225	1,242,165
4.000%, 08/01/23	6,055	6,068,504
Santa Monica-Malibu Unified School District (GO) Series D
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	865	868,841
Santa Rosa Elementary School District (GO) Series A
5.000%, 08/01/24	500	513,272
Sequoia Union High School District (RN)
3.000%, 06/30/23	6,000	5,998,866
Silicon Valley Clean Water (RB) Series A
3.000%, 03/01/24	1,925	1,923,396
Simi Valley Unified School District (GO) Series C
5.000%, 08/01/24	2,465	2,528,597
Southern California Public Power Authority (RB)
5.000%, 07/01/25	475	498,136
Southern California Public Power Authority (RB) Series 1
5.000%, 07/01/23	270	270,798
Southern California Public Power Authority (RB) Series A
5.000%, 04/01/24	2,500	2,532,167
5.000%, 07/01/31	1,465	1,536,649

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/23	820	$819,506
State Center Community College District (GO) Series C
5.000%, 08/01/24	765	785,212
State of California (GO)
4.000%, 05/01/23	2,440	2,440,000
5.000%, 09/01/23	3,770	3,794,035
4.000%, 10/01/23	2,515	2,525,043
5.000%, 10/01/23	21,915	22,091,863
5.000%, 11/01/23	10,590	10,693,991
5.000%, 12/01/23	4,345	4,395,075
3.000%, 03/01/24	5,000	5,002,048
4.000%, 03/01/24	3,350	3,378,632
5.000%, 03/01/24	11,000	11,183,528
5.000%, 04/01/24	18,800	19,145,968
5.000%, 08/01/24	2,510	2,575,381
5.000%, 09/01/24	7,300	7,496,404
4.000%, 10/01/24	1,160	1,177,601
5.000%, 10/01/24	16,575	17,054,419
5.000%, 11/01/24	2,015	2,077,446
5.000%, 12/01/24	3,800	3,925,578
5.500%, 02/01/25	4,440	4,643,183
5.000%, 04/01/25	1,035	1,078,198
5.000%, 10/01/25	885	931,608
5.000%, 11/01/25	1,300	1,311,673
5.000%, 12/01/25	3,095	3,127,807
3.000%, 03/01/26	1,775	1,779,668
5.000%, 08/01/26	3,500	3,756,261
5.000%, 10/01/27	9,500	9,505,648
5.000%, 11/01/28	3,000	3,029,014
5.000%, 05/01/31	5,850	5,975,655
5.000%, 08/01/31	4,540	4,780,394
5.000%, 10/01/31	10,050	10,354,808
State of California (GO) Series A
5.000%, 11/01/24	10,000	10,309,906
State of California (GO) Series C
5.000%, 09/01/28	1,805	1,905,808
Stockton Public Financing Authority (RB) Series A
¤ 6.250%, 10/01/40 (Pre-refunded @ $100, 10/1/23)	6,370	6,450,428
Stockton Unified School District (GO) (AGM) Series B
4.000%, 08/01/23	1,000	1,001,957
4.000%, 08/01/24	600	605,979

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CONTINUED

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
Sweetwater Union High School District (GO) (BAM)
5.000%, 08/01/26	1,000	$1,021,719
5.000%, 08/01/28	6,000	6,128,093
Temecula Valley Unified School District (GO) Series D
4.000%, 08/01/23	280	280,604
Tracy Public Financing Authority (RB) Series A
5.000%, 11/01/23	150	151,258
5.000%, 11/01/24	285	292,734
5.000%, 11/01/25	440	460,941
Ukiah Public Financing Authority (RB)
4.000%, 04/01/24	325	327,107
4.000%, 04/01/25	300	304,754
4.000%, 04/01/26	350	359,398
University of California (RB) Series AM
5.000%, 05/15/25	1,255	1,281,107
University of California (RB) Series BE
5.000%, 05/15/23	2,800	2,801,851
University of California (RB) Series BN
5.000%, 05/15/24	15,055	15,367,703
Val Verde Unified School District (GO) (BAM) Series A
¤ 5.000%, 08/01/38 (Pre-refunded @ $100, 8/1/23)	140	140,622
Vallejo City Unified School District (GO) (BAM)
5.000%, 08/01/23	2,170	2,179,689
Ventura Unified School District (GO) Series A
5.000%, 08/01/24	4,860	4,985,991

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
Vista Unified School District (COP) (AGM)
5.000%, 10/01/23	1,035	$1,042,283
5.000%, 10/01/24	1,195	1,224,880
5.000%, 10/01/25	1,295	1,356,084
Walnut Energy Center Authority (RB) Series A
5.000%, 01/01/32	1,625	1,657,888
Walnut Valley Unified School District (GO) Series B
4.000%, 08/01/23	2,200	2,204,743
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/23	5,915	5,941,855

TOTAL MUNICIPAL BONDS (Cost $882,457,610)		874,716,886

CERTIFICATES OF DEPOSIT — (1.3%)
California Educational Facilities Authority
2.850%, 06/08/23	7,000	6,995,603
2.600%, 06/07/23	4,480	4,476,558

TOTAL CERTIFICATES OF DEPOSIT (Cost $11,480,000)		11,472,161

	Shares	Value†
INVESTMENT COMPANIES — (0.5%)
BlackRock Liquidity Funds California Money Fund Portfolio (Cost $4,932,787)	4,936,353	4,932,898

TOTAL INVESTMENTS — (100.0%) (Cost $898,870,397)		$891,121,945

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CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	—	$11,472,161	—	$11,472,161
Municipal Bonds	—	874,716,886	—	874,716,886
Investment Companies	$4,932,898	—	—	4,932,898

TOTAL	$4,932,898	$886,189,047	—	$891,121,945

See accompanying Notes to Financial Statements.

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SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face Amount^ (000)	Value†
MUNICIPAL BONDS — (99.4%)
CALIFORNIA — (99.4%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/31	1,000	$1,013,588
Antelope Valley Community College District (GO) Series A
5.000%, 08/01/24	850	871,614
Arcadia Unified School District (GO)
3.000%, 08/01/26	1,035	1,041,310
Berkeley Unified School District (GO) Series D
5.000%, 08/01/23	600	602,754
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	455	503,146
Berryessa Union School District (GO) Series B
5.000%, 08/01/26	150	161,516
Beverly Hills Unified School District (GO) Series
4.000%, 08/01/30	1,330	1,425,751
Burbank Unified School District (GO)
5.000%, 08/01/24	300	307,628
Calexico Unified School District (GO) (BAM)
5.000%, 08/01/31	385	456,363
4.000%, 08/01/34	525	564,948
California Health Facilities Financing Authority (RB)
5.000%, 02/01/33	1,045	1,123,845
5.000%, 02/01/34	1,250	1,341,349
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/25	4,840	5,104,813
5.000%, 02/01/27	1,740	1,804,537
5.000%, 11/15/34	3,000	3,293,714
¤ 5.000%, 11/15/46 (Pre-refunded @ $100, 11/15/25)	5,955	6,303,910
California Health Facilities Financing Authority (RB) Series B
5.000%, 08/15/35	1,560	1,662,418

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
California Infrastructure & Economic Development Bank (RB) (FGIC) (ETM) Series A
5.000%, 07/01/25	2,500	$2,627,162
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	385	429,760
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/27	685	724,772
5.000%, 02/01/29	825	896,452
5.000%, 02/01/30	1,000	1,098,598
California State Department of Water Resources (RB) Series AR
5.000%, 12/01/23	900	910,112
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/24	1,000	1,033,675
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/24)	1,495	1,545,814
California State Public Works Board (RB) Series A
5.000%, 08/01/27	4,000	4,397,759
5.000%, 02/01/28	5,030	5,585,604
California State Public Works Board (RB) Series C
5.000%, 03/01/26	2,070	2,204,188
5.000%, 11/01/28	1,790	2,021,857
California State Public Works Board (RB) Series D
5.000%, 11/01/23	570	575,738
5.000%, 05/01/28	3,040	3,395,501

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CONTINUED

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
California State University (RB) Series A
5.000%, 11/01/25	4,010	$4,237,514
5.000%, 11/01/26	1,375	1,491,862
3.250%, 11/01/28	4,000	4,068,140
3.375%, 11/01/29	5,000	5,098,283
5.000%, 11/01/29	1,500	1,741,679
5.000%, 11/01/31	1,100	1,183,839
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/24)	765	788,935
California Statewide Communities Development Authority (RB) (AGM)
¤ 5.000%, 11/15/49 (Pre-refunded @ $100, 11/15/24)	1,000	1,031,310
California Statewide Communities Development Authority (RB) Series A
4.000%, 06/01/25	1,165	1,190,929
4.000%, 06/01/26	1,035	1,072,858
5.000%, 03/01/27	1,490	1,561,692
Carlsbad Unified School District (COP)
4.000%, 10/01/26	85	88,564
4.000%, 10/01/28	150	161,049
4.000%, 10/01/29	110	119,678
Cerritos Community College District (GO) Series C
5.000%, 08/01/29	400	463,372
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/34	2,610	2,693,913
Chico Unified School District (GO) Series A-2
4.000%, 08/01/24	250	252,948
Chula Vista Municipal Financing Authority (RB)
5.000%, 05/01/25	275	286,882
City & County of San Francisco (COP)
5.000%, 04/01/25	1,000	1,042,498
5.000%, 04/01/26	700	747,941
City & County of San Francisco (GO) Series A
5.000%, 06/15/24	1,000	1,023,011

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
City & County of San Francisco (GO) Series D-1
5.000%, 06/15/24	1,265	$1,294,109
5.000%, 06/15/25	2,300	2,412,904
City of Grover Beach (GO)
5.000%, 09/01/23	360	362,176
City of Long Beach Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/27	200	218,961
5.000%, 06/01/28	100	112,053
City of Long Beach Harbor Revenue (RB) Series A
5.000%, 05/15/28	500	564,003
5.000%, 05/15/29	385	443,599
City of Los Angeles (GO) Series B
5.000%, 09/01/24	1,560	1,606,515
City of Oakland (GO) Series A
5.000%, 01/15/25	500	518,584
City of Pacifica (COP)
5.000%, 01/01/24	250	253,144
City of Pasadena Water Revenue (RB) Series A
5.000%, 06/01/25	360	376,865
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/37	2,260	2,497,544
City of San Francisco CA Public Utilities Commission Water Revenue (RB) Series A
5.000%, 11/01/24	3,015	3,113,369
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
5.000%, 11/01/24	1,250	1,290,783
5.000%, 11/01/25	1,090	1,153,469
4.000%, 11/01/30	1,040	1,094,667
City of San Mateo (ST) (BAM)
5.000%, 09/01/27	250	270,797
5.000%, 09/01/28	370	407,413
Clovis Unified School District (GO) Series B
5.000%, 08/01/31	425	503,723
5.000%, 08/01/32	300	353,075

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CONTINUED

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/32	1,000	$1,048,548
Contra Costa Transportation Authority (RB) Series B
5.000%, 03/01/27	1,250	1,369,349
Contra Costa Water District (RB) Series W
5.000%, 10/01/24	360	370,817
5.000%, 10/01/25	400	422,122
Corona-Norco Unified School District (GO) Series B
3.000%, 08/01/23	500	499,605
5.000%, 08/01/27	165	181,827
Culver City School Facilities Financing Authority (RB) (AGM)
5.500%, 08/01/26	855	931,655
Del Mar Union School District (GO) Series A
4.000%, 08/01/28	255	275,373
Desert Sands Unified School District (GO)
5.000%, 08/01/29	535	619,085
East Bay Municipal Utility District Wastewater System Revenue (RB) Series A
5.000%, 06/01/26	170	182,665
East Bay Regional Park District (GO) Series A-1
5.000%, 09/01/27	550	610,162
East Side Union High School District (GO)
5.000%, 08/01/25	275	289,032
5.000%, 08/01/26	325	349,952
East Side Union High School District (GO) Series C
2.000%, 08/01/24	2,000	1,959,643
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	200	204,347
Evergreen School District (GO)
3.000%, 08/01/25	1,400	1,404,442

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) (AGM) Series B
5.000%, 10/01/26	250	$269,814
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) Series C
5.000%, 10/01/25	100	105,530
Fountain Valley Public Finance Authority (RB) Series A
5.000%, 07/01/24	250	255,434
Franklin-Mckinley School District (GO)
4.000%, 08/01/23	325	325,701
Fremont Unified School District/Alameda County (GO) Series E
5.000%, 08/01/26	2,660	2,865,948
Fremont Union High School District (GO) Series A
5.000%, 08/01/25	795	836,455
Fresno Unified School District (GO) Series A
4.000%, 08/01/27	710	750,172
Gilroy Unified School District (GO)
4.000%, 08/01/24	140	141,668
4.000%, 08/01/25	100	102,561
Grossmont Healthcare District (GO) Series C
5.000%, 07/15/23	100	100,362
Grossmont Union High School District (GO)
5.000%, 08/01/27	500	552,907
4.000%, 08/01/30	1,750	1,828,614
Hacienda La Puente Unified School District (GO) (NPFGC )
5.000%, 08/01/23	225	225,999
Hermosa Beach City School District (GO) Series C
3.000%, 08/01/28	510	516,495
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/27	275	299,720
5.000%, 11/01/29	350	395,347

133

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CONTINUED

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
Kern Community College District (GO) Series C
4.000%, 08/01/25	265	$271,729
Kern High School District (GO)
5.000%, 08/01/25	670	704,187
5.000%, 08/01/26	1,000	1,075,804
Kern High School District (GO) Series A
3.000%, 08/01/26	990	998,679
Lakeside Union School District/San Diego County (GO)
5.000%, 08/01/23	695	698,103
Las Lomitas Elementary School District (GO) Series B
3.000%, 07/01/24	1,810	1,813,031
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/25	610	626,026
4.000%, 08/01/26	525	546,519
Lodi Unified School District (GO)
5.000%, 08/01/26	500	538,226
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/27	335	355,480
Long Beach Bond Finance Authority (RB)
5.000%, 08/01/26	680	729,788
Long Beach Community College District (GO) Series C
5.000%, 08/01/28	140	157,980
Long Beach Unified School District (GO)
5.000%, 08/01/26	200	215,550
Long Beach Unified School District (GO) Series A
5.000%, 08/01/33	5,025	5,445,520
Los Angeles Community College District (GO) Series A
5.000%, 08/01/23	340	341,595
5.000%, 08/01/24	250	256,388
Los Angeles Community College District (GO) Series C
5.000%, 08/01/25	1,240	1,304,659
5.000%, 06/01/26	2,530	2,718,478

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
Los Angeles Community College District (GO) Series C-1
5.000%, 08/01/26	5,020	$5,416,817
Los Angeles Community College District (GO) Series G
5.000%, 08/01/23	650	653,048
Los Angeles Community College District (GO) Series L
5.000%, 08/01/26	2,545	2,746,175
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/25	5,025	5,274,089
5.000%, 07/01/27	3,725	4,112,338
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB)
5.000%, 07/01/28	1,310	1,481,510
Los Angeles County Public Works Financing Authority (RB) Series A
5.000%, 12/01/32	1,000	1,186,211
Los Angeles County Public Works Financing Authority (RB) Series D
5.000%, 12/01/25	190	201,477
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/25	340	360,538
5.000%, 12/01/26	350	380,678
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/26	1,010	1,085,294
5.000%, 07/01/30	4,010	4,725,924
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/27	510	561,966
Los Angeles Department of Water & Power (RB) Series E
5.000%, 07/01/29	500	577,603
5.000%, 07/01/30	300	353,560

134

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CONTINUED

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/24	1,800	$1,843,704
5.000%, 07/01/25	290	304,313
5.000%, 07/01/26	1,680	1,787,886
5.000%, 07/01/29	4,925	5,127,098
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
3.000%, 07/01/26	8,435	8,505,128
5.000%, 07/01/28	840	949,976
5.000%, 07/01/29	680	744,499
Los Angeles Department of Water & Power Water System Revenue (RB) Series C
5.000%, 07/01/26	1,665	1,789,123
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/24	1,220	1,248,492
5.000%, 07/01/25	1,010	1,059,413
5.000%, 07/01/26	4,025	4,327,600
5.000%, 07/01/27	1,580	1,742,313
5.000%, 07/01/28	1,055	1,191,479
Los Angeles Unified School District (GO) Series B-1
4.000%, 07/01/25	3,000	3,071,922
5.000%, 07/01/27	560	617,529
5.000%, 07/01/34	1,735	1,922,464
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/27	3,055	3,368,840
Los Angeles Unified School District (COP) (BAM) Series A
5.000%, 10/01/27	1,000	1,100,655
Los Rios Community College District (GO)
5.000%, 08/01/26	500	539,037
5.000%, 08/01/27	400	442,326
5.000%, 08/01/28	220	248,602
Los Rios Community College District (GO) Series B
5.000%, 08/01/23	510	512,341
Manhattan Beach Unified School District (GO) Series B
3.000%, 09/01/24	950	951,448

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
Metropolitan Water District of Southern California (RB) Series A
5.000%, 10/01/27	810	$900,469
Metropolitan Water District of Southern California (RB) Series B
4.000%, 10/01/25	1,000	1,031,117
3.000%, 07/01/28	3,380	3,491,819
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/24	1,650	1,689,680
5.000%, 07/01/25	200	210,000
Milpitas Unified School District (GO) Series B
4.000%, 08/01/25	400	411,742
4.000%, 08/01/26	400	418,572
4.000%, 08/01/27	250	266,201
4.000%, 08/01/28	510	550,746
Modesto Irrigation District (RB) Series A
5.000%, 10/01/37	1,055	1,169,043
Morongo Unified School District (GO) Series A
5.000%, 08/01/24	100	102,543
5.000%, 08/01/25	80	84,082
5.000%, 08/01/26	220	236,677
5.000%, 08/01/27	120	132,238
Mount Diablo Unified School District (GO)
5.000%, 08/01/30	3,900	4,588,942
Mount Diablo Unified School District (GO) Series A
4.000%, 08/01/25	925	948,691
4.000%, 08/01/26	475	494,770
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	800	799,259
Mount San Jacinto Community College District (GO) Series C
4.000%, 08/01/24	600	607,228
4.000%, 08/01/25	400	411,742
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/24	325	335,410
5.000%, 11/01/30	3,775	4,452,032

135

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CONTINUED

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/31	3,725	$4,062,221
5.000%, 11/01/32	1,485	1,618,127
Murrieta Valley Unified School District (GO) (AGM)
5.000%, 09/01/24	1,160	1,191,516
Napa Valley Unified School District (GO) Series A
4.000%, 08/01/34	1,010	1,044,057
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/26	200	216,244
Northern California Power Agency (RB) Series A
5.000%, 07/01/28	3,400	3,841,604
Northern Humboldt Union High School District (GO)
4.000%, 08/01/26	240	249,533
Novato Sanitary District (RB)
5.000%, 02/01/28	1,475	1,651,248
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/23	300	301,190
5.000%, 08/01/24	1,125	1,152,213
5.000%, 08/01/25	1,250	1,308,201
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/24	900	920,547
5.000%, 08/01/26	575	613,954
Oakland Unified School District/Alameda County (GO) Series A
4.000%, 08/01/24	500	503,480
5.000%, 08/01/25	1,290	1,347,195
Oakland Unified School District/Alameda County (GO) Series B
5.000%, 08/01/24	1,675	1,713,239
Oakland Unified School District/Alameda County (GO) Series C
5.000%, 08/01/26	500	533,873
Oceanside Public Financing Authority (RB)
4.000%, 11/01/34	600	630,571

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
Palm Springs Unified School District (GO) Series A
3.000%, 08/01/25	5,415	$5,420,462
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/25)	1,000	1,044,994
Palomar Community College District (GO) Series D
5.000%, 08/01/23	150	150,670
Pasadena Unified School District (GO) Series B
5.000%, 08/01/24	800	820,144
Peralta Community College District (GO) Series E-1
5.000%, 08/01/25	1,500	1,574,860
Placentia-Yorba Linda Unified School District (GO)
4.000%, 08/01/29	1,000	1,084,786
Pomona Unified School District (GO)
5.000%, 08/01/27	225	247,947
Redlands Unified School District (GO)
5.000%, 07/01/26	300	322,081
5.000%, 07/01/27	510	561,329
Redwood City School District (GO)
5.000%, 08/01/27	50	55,142
5.000%, 08/01/28	85	96,006
Reed Union School District (GO)
4.000%, 08/01/27	460	490,578
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.250%, 05/15/29 (Pre-refunded @ $100, 5/15/23)	670	670,470
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/23)	500	500,316

136

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CONTINUED

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
Riverside County Infrastructure Financing Authority (RB) Series A
5.000%, 11/01/24	1,100	$1,132,417
5.000%, 11/01/25	1,255	1,324,335
Riverside Unified School District (GO) Series C
5.000%, 08/01/27	200	221,163
5.000%, 08/01/29	225	259,938
5.000%, 08/01/30	300	353,471
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/27	750	826,421
Sacramento County (COP) (AGM)
5.000%, 10/01/28	780	879,371
Sacramento County Sanitation Districts Financing Authority (RB)
5.000%, 12/01/24	300	310,338
Sacramento County Sanitation Districts Financing Authority (RB) Series A
5.000%, 12/01/24	1,000	1,034,461
5.000%, 12/01/25	1,000	1,060,148
5.000%, 12/01/26	335	364,243
Sacramento Municipal Utility District (RB) Series E
5.000%, 08/15/26	1,060	1,143,542
Sacramento Municipal Utility District (RB) Series F
5.000%, 08/15/24	1,895	1,941,814
Sacramento Municipal Utility District (RB) Series I
5.000%, 08/15/25	1,500	1,578,370
Sacramento Municipal Utility District (RB) Series J
5.000%, 08/15/26	900	970,932
Sacramento Suburban Water District (RB) Series A
5.000%, 11/01/26	1,220	1,322,835
5.000%, 11/01/27	765	850,490

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
San Diego Association of Governments (RB) Series A
5.000%, 11/15/25	1,125	$1,160,438
5.000%, 11/15/26	1,565	1,654,459
San Diego Community College District (GO)
¤ 6.000%, 08/01/33 (Pre-refunded @ $100, 8/1/27)	7,695	8,821,746
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	959,351
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	330	354,339
5.000%, 05/01/27	160	176,372
San Diego Public Facilities Financing Authority (RB)
5.000%, 05/15/25	1,020	1,068,118
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/25	2,675	2,832,067
San Diego Unified School District (GO) (AGM) Series E-2
5.500%, 07/01/27	3,000	3,360,969
San Diego Unified School District (GO) Series C-2
5.000%, 07/01/29	895	1,032,240
San Diego Unified School District (GO) Series F-2
5.000%, 07/01/29	2,400	2,768,019
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/23	300	300,872
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	320	343,755
San Diego Unified School District (GO) (NPFGC ) Series D-1
5.500%, 07/01/24	190	195,428
5.500%, 07/01/25	445	471,129
San Dieguito Union High School District (GO) Series A-2
5.000%, 08/01/23	490	492,249

137

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CONTINUED

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
San Francisco Bay Area Rapid Transit District (GO) Series C-1
5.000%, 08/01/24	1,045	$1,072,609
5.000%, 08/01/25	2,045	2,152,094
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
4.000%, 07/01/26	385	402,308
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020 B
4.000%, 05/01/37	500	517,239
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
5.000%, 05/01/27	2,020	2,216,162
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/28	8,015	9,096,975
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series B
5.000%, 10/01/29	2,000	2,320,922
San Francisco Community College District (GO)
5.000%, 06/15/24	2,720	2,776,544
5.000%, 06/15/25	805	841,631
San Francisco Unified School District (GO) Series A
5.000%, 06/15/26	1,625	1,740,205
San Francisco Unified School District (GO) Series C
5.000%, 06/15/27	2,175	2,391,395
San Joaquin Hills Transportation Corridor Agency (RB) Series A
5.000%, 01/15/30	750	833,016
4.000%, 01/15/34	250	261,724

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
San Jose Evergreen Community College District (GO) Series A
4.000%, 09/01/23	100	$100,345
San Jose Financing Authority (RB) Series B
5.000%, 11/01/29	500	584,172
5.000%, 11/01/30	400	476,885
San Jose Unified School District (GO)
5.000%, 08/01/31	1,280	1,347,202
San Juan Unified School District (GO)
3.000%, 08/01/24	610	609,954
3.000%, 08/01/25	1,475	1,480,639
3.000%, 08/01/26	3,135	3,165,406
San Juan Water District (RB)
5.000%, 02/01/26	500	529,274
San Leandro Unified School District (GO) (BAM) Series A
4.000%, 08/01/24	200	202,114
4.000%, 08/01/25	125	128,532
San Luis Obispo County Financing Authority (RB) Series A
5.000%, 11/15/27	150	166,512
5.000%, 11/15/29	250	289,517
San Mateo County Community College District (GO) Series B
5.000%, 09/01/27	450	499,223
San Mateo Foster City Public Financing Authority (RB) Series B
5.000%, 08/01/25	4,770	5,006,988
San Mateo Joint Powers Financing Authority (RB) Series A
5.000%, 07/15/26	3,000	3,204,809
San Mateo Union High School District (GO) Series B
4.000%, 09/01/24	1,000	1,013,824
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	400	454,607

138

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CONTINUED

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
San Pablo Joint Powers Financing Authority (RB) (AGM)
4.000%, 11/01/26	165	$171,405
4.000%, 11/01/27	140	147,637
4.000%, 11/01/28	145	154,941
San Rafael Joint Powers Financing Authority (RB)
5.000%, 06/01/27	100	109,237
Santa Ana Unified School District (GO)
5.000%, 08/01/25	350	368,015
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	3,180	3,323,083
Santa Clara Unified School District (GO)
5.000%, 07/01/24	1,000	1,023,701
Santa County Clara (GO) Series C
5.000%, 08/01/26	900	971,143
5.000%, 08/01/27	3,435	3,802,871
Santa Monica Community College District (GO) Series A
5.000%, 08/01/26	105	113,130
Santa Monica Community College District (GO) Series B
¤ 4.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	1,000	1,014,012
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/24)	500	513,086
Simi Valley Unified School District (GO)
5.000%, 08/01/23	260	261,200
Sonoma County Junior College District (GO) Series C
5.000%, 08/01/29	1,000	1,155,279
5.000%, 08/01/30	800	942,589
Sonoma Valley Unified School District (GO) Series B
5.000%, 08/01/25	500	525,512
Southern California Public Power Authority (RB)
5.000%, 07/01/25	1,000	1,048,708

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
Southern California Public Power Authority (RB) Series 1
5.000%, 07/01/24	700	$716,186
5.000%, 07/01/25	965	1,012,003
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/23	430	431,271
5.000%, 07/01/26	5,555	5,967,364
5.000%, 07/01/30	1,115	1,169,621
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/24	900	897,855
3.000%, 08/01/25	200	200,635
4.000%, 08/01/26	280	291,477
Standard Elementary School District (GO) Series A
4.000%, 08/01/24	240	242,139
State of California (GO)
5.000%, 10/01/23	100	100,807
5.000%, 11/01/23	875	883,592
5.000%, 05/01/24	975	994,686
5.000%, 10/01/24	1,200	1,234,709
5.000%, 11/01/24	1,130	1,165,019
5.000%, 12/01/24	750	774,785
5.500%, 02/01/25	1,000	1,045,762
5.000%, 08/01/25	6,525	6,841,898
5.000%, 09/01/25	840	882,506
5.000%, 10/01/25	1,750	1,842,162
5.000%, 11/01/25	2,550	2,689,616
3.000%, 03/01/26	3,055	3,063,034
5.000%, 08/01/26	5,535	5,940,258
5.000%, 09/01/26	4,640	4,989,740
5.000%, 12/01/26	4,615	4,993,118
3.000%, 03/01/27	2,525	2,541,348
3.500%, 08/01/27	4,720	4,854,348
5.000%, 08/01/27	8,860	9,729,785
5.000%, 10/01/27	5,735	6,322,332
5.000%, 04/01/28	1,825	2,035,349
5.000%, 08/01/28	3,440	3,838,351
5.000%, 10/01/28	8,955	10,100,693
5.000%, 11/01/28	1,085	1,201,850
5.000%, 04/01/29	7,265	8,287,327
5.000%, 10/01/29	1,530	1,640,164
5.000%, 11/01/29	1,050	1,211,644
5.000%, 12/01/29	3,015	3,484,626
5.000%, 09/01/30	1,250	1,351,970
5.000%, 10/01/30	3,655	4,290,248

139

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CONTINUED

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
Sunnyvale Elementary School District (GO)
5.000%, 09/01/25	640	$674,612
Sylvan Union School District (GO) Series C
5.000%, 08/01/26	405	435,701
Torrance Unified School District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/23)	445	446,976
Tracy Public Financing Authority (RB) Series A
5.000%, 11/01/27	490	534,478
5.000%, 11/01/28	345	383,870
University of California (RB) Series AF
¤ 5.000%, 05/15/26 (Pre-refunded @ $100, 5/15/23)	400	400,253
University of California (RB) Series AV
5.000%, 05/15/32	1,610	1,776,087
University of California (RB) Series BH
5.000%, 05/15/25	1,115	1,167,600
University of California (RB) Series BN
5.000%, 05/15/28	3,000	3,385,541
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
5.000%, 08/01/23	350	351,563
5.000%, 08/01/24	300	307,034
Ventura County Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	500	525,624
Walnut Creek Elementary School District Contra Costa County (GO)
4.000%, 09/01/25	100	103,005

	Face Amount^ (000)	Value†
CALIFORNIA — (Continued)
West Basin Municipal Water District (RB) Series A
5.000%, 08/01/27	745	$820,978
5.000%, 08/01/30	2,780	2,979,856
West Contra Costa Unified School District (GO) Series A
5.000%, 08/01/24	1,095	1,122,844
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/25	520	543,633
5.000%, 08/01/26	545	582,797
5.000%, 08/01/27	575	629,263
West Valley-Mission Community College District (GO) Series A
5.000%, 08/01/29	135	156,729
Westside Union School District (GO) Series A
4.000%, 08/01/23	700	701,509
Windsor Unified School District (GO)
4.000%, 08/01/26	105	109,171

TOTAL MUNICIPAL BONDS (Cost $516,456,560)		505,592,774

	Shares
INVESTMENT COMPANIES — (0.6%)
BlackRock Liquidity Funds California Money Fund Portfolio (Cost $2,868,985)	2,871,003	2,868,993

TOTAL INVESTMENTS — (100.0%) (Cost $519,325,545)		$508,461,767

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CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$505,592,774	—	$505,592,774
Investment Companies	$2,868,993	—	—	2,868,993

TOTAL	$2,868,993	$505,592,774	—	$508,461,767

See accompanying Notes to Financial Statements.

141

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SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face Amount^ (000)	Value†
MUNICIPAL BONDS — (99.4%)
NEW YORK — (99.4%)
Amityville Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 06/16/23	2,000	$2,001,243
5.000%, 06/15/24	1,500	1,532,681
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 08/15/23	290	288,862
Bethlehem Central School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/25	2,000	2,095,222
Chautauqua County (GO)
4.000%, 06/01/24	575	579,496
Chautauqua County (GO) (BAM)
4.000%, 06/01/25	325	332,345
City of Auburn (GO)
3.500%, 08/16/23	1,000	1,000,132
City of Buffalo (GO) Series A
5.000%, 10/01/24	500	513,341
City of New York (GO) Series 1
5.000%, 08/01/23	1,000	1,004,465
City of New York (GO) Series A
5.000%, 08/01/23	1,985	1,993,863
5.000%, 08/01/24	3,980	4,078,739
5.000%, 08/01/25	1,975	2,066,078
5.000%, 08/01/27	1,800	1,887,420
City of New York (GO) Series B
3.000%, 08/01/23	460	459,723
City of New York (GO) Series C
5.000%, 08/01/23	510	512,277
5.000%, 08/01/29	500	517,782
City of New York (GO) Series C-1
5.000%, 08/01/23	1,590	1,597,100
City of New York (GO) Series E
5.000%, 08/01/23	1,825	1,833,149

	Face Amount^ (000)	Value†
NEW YORK — (Continued)
City of New York (GO) Series H
5.000%, 01/01/25	1,500	$1,552,475
City of New York (GO) Series I
5.000%, 03/01/31	1,500	1,521,436
City of New York (GO) Series J
5.000%, 08/01/24	1,715	1,723,448
City of Rochester (GO)
4.000%, 08/02/23	3,025	3,028,018
City of Rochester (GO) Series I
4.500%, 02/28/24	2,000	2,017,721
City of Syracuse (GO) Series B
4.000%, 06/01/23	405	405,235
City of White Plains (GO) Series B
5.000%, 02/15/24	505	512,563
Cold Spring Harbor Central School District (GO) (ST AID WITHHLDG)
2.500%, 06/15/24	300	297,617
3.000%, 06/15/25	300	301,141
Cornwall Central School District (GO) (ST AID WITHHLDG)
4.000%, 10/15/23	500	501,829
County of Rockland (GO) Series A
5.000%, 09/01/23	750	754,408
Dutchess County Local Dev. Corp. (RB) Series B
4.000%, 07/01/34	20	19,180
East Syracuse-Minoa Central School District (GO) (ST AID WITHHLDG) Series B
3.000%, 06/28/23	1,000	999,102
Eastport-South Manor Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/01/23	500	501,152
Erie County (GO) Series A
5.000%, 09/15/23	200	201,344

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CONTINUED

	Face Amount^ (000)	Value†
NEW YORK — (Continued)
Erie County Industrial Dev. Agency (RB) (ST AID WITHHLDG) Series B
5.000%, 05/01/24	770	$784,708
Erie County Industrial Development Agency (RB) (ST AID WITHHLDG) Series A
5.000%, 05/01/24	500	509,551
5.000%, 05/01/25	250	261,249
Genesee County (GO) (BAM)
3.000%, 03/15/24	365	364,607
Harrison/Village of Harrison (GO)
5.000%, 07/01/24	135	138,090
5.000%, 07/01/25	140	146,729
Haverstraw-Stony Point Central School District (GO) (ST AID WITHHLDG)
3.000%, 08/15/23	360	359,609
Hermon-DeKalb Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/29/23	1,000	1,000,897
Horseheads Central School District (GO) (ST AID WITHHLDG)
3.000%, 06/22/23	660	659,517
Island Park Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 07/15/24	580	586,654
Ithaca City School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/23	580	578,645
Lake Placid Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/15/24	350	353,842
4.000%, 06/15/25	560	573,660
Lancaster Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/09/23	1,000	1,000,643
Lindenhurst Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 09/01/23	195	194,011

	Face Amount^ (000)	Value†
NEW YORK — (Continued)
Long Island Power Authority (RB) Series A
5.000%, 09/01/35	500	$509,183
Metropolitan Transportation Authority (RB) Series B
5.000%, 11/15/23	260	260,155
Metropolitan Transportation Authority (RB) Series C
¤ 5.000%, 11/15/32 (Pre-refunded @ $100, 5/15/23)	1,740	1,741,073
Metropolitan Transportation Authority (RB) Series E
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/23)	1,100	1,110,748
Middle Country Central School District At Centereach (GO) (ST AID WITHHLDG)
3.000%, 01/15/24	640	639,449
Middletown City School District (GO) (ST AID WITHHLDG)
5.000%, 09/15/24	145	148,763
Monroe County Industrial Dev. Corp. (RB) Series A
5.000%, 12/01/25	300	310,066
5.000%, 07/01/26	1,145	1,194,379
Monroe-Woodbury Central School District (GO) (ST AID WITHHLDG)
5.000%, 02/15/24	1,000	1,015,524
Mount Vernon City School District (GO) (ST AID WITHHLDG)
5.000%, 12/01/24	450	461,987
Nassau County (GO) Series B
5.000%, 04/01/24	415	422,260
Nassau County (GO) Series C
5.000%, 10/01/32	485	532,489
New Rochelle City School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/23	560	563,607
New Rochelle City School District (GO) (ST AID WITHHLDG) Series A
5.000%, 04/05/24	3,000	3,047,900

143

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CONTINUED

	Face Amount^ (000)	Value†
NEW YORK — (Continued)
New York City Housing Dev. Corp. (RB) Series B2
¤ 5.250%, 07/01/31 (Pre-refunded @ $100, 7/3/23)	1,480	$1,484,582
New York City Industrial Dev. Agency (RB) (AGM) Series A
5.000%, 03/01/28	510	555,544
New York City Municipal Water Finance Authority (RB) Series CC
¤ 5.000%, 06/15/47 (Pre-refunded @ $100, 6/15/23)	7,225	7,239,822
New York City Transitional Finance Authority Building Aid Revenue (RB) (ST AID WITHHLDG) Series S-2
5.000%, 07/15/23	1,905	1,911,709
New York Convention Center Dev. Corp. (RB)
5.000%, 11/15/23	560	564,841
5.000%, 11/15/25	75	78,391
New York State Dormitory Authority (RB)
5.000%, 02/15/28	1,790	1,815,968
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/24	3,015	3,063,853
5.000%, 05/01/24	300	304,724
¤ 5.000%, 02/15/25 (Pre-refunded @ $100, 2/15/24)	3,520	3,568,728
5.000%, 03/15/25	1,020	1,060,028
¤ 5.000%, 07/01/25 (Pre-refunded @ $100, 7/1/23)	1,450	1,454,117
5.000%, 03/15/26	585	607,740
¤ 5.000%, 03/15/27 (Pre-refunded @ $100, 3/15/25)	1,690	1,758,137
¤ 5.000%, 07/01/28 (Pre-refunded @ $100, 7/1/23)	515	516,531
¤ 5.000%, 07/01/29 (Pre-refunded @ $100, 7/1/23)	4,400	4,412,494

	Face Amount^ (000)	Value†
NEW YORK — (Continued)
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/24)	500	$509,774
5.000%, 07/01/34	515	531,281
¤ 5.000%, 07/01/37 (Pre-refunded @ $100, 7/1/23)	1,040	1,043,092
¤ 5.000%, 07/01/44 (Pre-refunded @ $100, 7/1/24)	1,000	1,019,548
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	1,970	2,044,376
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/24	455	461,796
5.000%, 02/15/25	550	570,960
5.000%, 02/15/29	1,420	1,472,438
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/31	1,630	1,656,528
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/24	3,130	3,176,752
5.000%, 02/15/25	2,350	2,439,557
5.000%, 02/15/26	740	784,052
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/24	1,000	1,016,102
New York State Thruway Authority (RB) Series A-1
5.000%, 03/15/24	1,760	1,788,340
New York State Thruway Authority (RB) Series J
5.000%, 01/01/27	535	539,789
New York State Urban Dev. Corp. (RB)
5.000%, 03/15/24	1,110	1,127,874
New York State Urban Dev. Corp. (RB) Series A
5.000%, 03/15/24	2,265	2,301,472
5.000%, 03/15/25	700	727,463
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	1,210	1,257,484
5.000%, 03/15/28	1,000	1,001,874
New York State Urban Development Corp. (RB) Series E
5.000%, 03/15/25	200	207,849

144

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CONTINUED

	Face Amount^ (000)	Value†
NEW YORK — (Continued)
North Colonie Central School District (GO) (ST AID WITHHLDG)
2.000%, 07/15/23	800	$796,909
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/23	550	545,199
4.000%, 04/26/24	2,500	2,516,676
Oceanside Union Free School District (GO) (ST AID WITHHLDG)
2.500%, 07/01/23	520	519,068
Onondaga County (GO)
5.000%, 08/15/24	700	718,454
Oswego City School District (GO) (ST AID WITHHLDG)
3.750%, 07/21/23	750	749,977
Pine Bush Central School District (GO) (ST AID WITHHLDG)
5.000%, 07/19/23	500	501,600
Pittsford Central School District (GO) (ST AID WITHHLDG)
4.000%, 12/15/23	250	251,482
Port Authority of New York & New Jersey (RB) Series 230
4.000%, 12/01/25	375	386,451
Riverhead Central School District (GO) (ST AID WITHHLDG) Series A
5.000%, 03/15/24	995	1,011,194
5.000%, 03/15/25	710	736,284
Sales Tax Asset Receivable Corp. (RB) Series A
¤ 4.000%, 10/15/32 (Pre-refunded @ $100, 10/15/24)	510	517,224
Schenectady County (GO)
5.000%, 06/15/25	140	146,459
Sewanhaka Central High School District of Elmont (GO) (ST AID WITHHLDG)
3.000%, 07/15/23	600	599,588

	Face Amount^ (000)	Value†
NEW YORK — (Continued)
Smithtown Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/28/23	2,515	$2,517,659
Tonawanda City School District (GO) (ST AID WITHHLDG)
3.125%, 06/15/23	1,300	1,299,760
Town of Amherst (GO)
4.750%, 11/03/23	1,250	1,258,220
Town of Babylon (GO)
3.000%, 07/01/25	375	377,288
Town of Bedford (GO) Series A
3.000%, 03/15/25	330	331,378
Town of Brookhaven (GO) Series B
4.000%, 12/15/23	540	543,599
Town of Carmel (GO)
3.000%, 09/29/23	2,500	2,497,007
Town of Cheektowaga (GO)
5.000%, 07/15/23	265	265,997
Town of Clarence (GO)
2.250%, 08/01/24	210	206,718
Town of Grand Island (GO)
4.000%, 10/06/23	2,000	2,005,042
Town of Hempstead (GO)
5.000%, 06/15/23	1,000	1,002,167
Town of Huntington (GO)
2.000%, 12/01/23	220	217,826
Town of North Hempstead (GO) Series A
3.000%, 04/01/24	425	424,898
Town of Ramapo (GO) Series B
2.000%, 05/01/23	665	665,000
Triborough Bridge & Tunnel Authority (RB) Series B
4.000%, 11/15/23	430	432,113
Triborough Bridge & Tunnel Authority (RB) Series C-2
5.000%, 05/15/25	1,000	1,043,732
Trust for Cultural Resources of The City of New York/The (RB) Series A
¤ 5.000%, 08/01/33 (Pre-refunded @ $100, 8/1/23)	1,015	1,019,406
Village of Garden City (GO)
4.000%, 02/16/24	2,250	2,265,343

145

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CONTINUED

	Face Amount^ (000)	Value†
NEW YORK — (Continued)
Wappingers Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/10/23	1,015	$1,016,341
Williamsville Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/07/23	1,000	1,000,619

TOTAL MUNICIPAL BONDS (Cost $146,022,398)		144,562,870

	Shares	Value†
INVESTMENT COMPANIES — (0.6%)
BlackRock Liquidity Funds New York Money Fund Portfolio (Cost $913,900)	913,900	$913,900

TOTAL INVESTMENTS — (100.0%) (Cost $146,936,298)		$145,476,770

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$144,562,870	—	$144,562,870
Investment Companies	$913,900	—	—	913,900

TOTAL	$913,900	$144,562,870	—	$145,476,770

See accompanying Notes to Financial Statements.

146

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SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face Amount^ (000)	Value†
MUNICIPAL BONDS — (100.0%)
MINNESOTA — (100.0%)
Buffalo-Hanover-Montrose Independent School District No. 877 (GO) (SD CRED PROG)
3.000%, 02/01/25	365	$362,608
Cambridge-Isanti Independent School District No. 911 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	300	301,931
City of Albert Lea (GO) Series A
4.000%, 02/01/26	270	278,643
City of Eden Prairie (GO) Series A
4.000%, 02/01/25	345	351,081
City of Lakeville (GO) Series B
5.000%, 02/01/24	530	537,528
City of Lakeville (GO) Series C
5.000%, 02/01/24	90	91,278
City of Minneapolis (GO)
3.000%, 12/01/23	495	494,407
5.000%, 12/01/24	250	258,222
3.000%, 12/01/27	1,450	1,455,789
City of Red Wing (GO) Series A
4.000%, 02/01/26	700	720,722
City of Richfield (GO) Series A
3.000%, 02/01/24	255	254,272
City of Rochester Electric Utility Revenue (RB) Series B
¤ 5.000%, 12/01/43 (Pre-refunded @ $100, 12/1/23)	165	166,759
City of Saint Cloud (GO) Series A
3.000%, 02/01/24	450	449,711
City of State Paul (GO) Series A
5.000%, 09/01/23	275	276,498
5.000%, 09/01/24	690	707,653

	Face Amount^ (000)	Value†
MINNESOTA — (Continued)
City of State Paul (GO) Series B
5.000%, 11/01/23	265	$267,236
City of Waconia (GO) Series A
3.000%, 02/01/26	820	826,010
Eden Prairie Independent School District No. 272 (GO) (SD CRED PROG) Series
5.000%, 02/01/25	160	165,912
Edina Independent School District No. 273 (GO) (SD CRED PROG) Series B
5.000%, 02/01/24	200	202,975
Fosston Independent School District No. 601 (GO) (SD CRED PROG)
4.000%, 02/01/25	550	559,600
Hawley Independent School District No. 150 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	100	103,556
Hennepin County (GO) Series
5.000%, 12/01/24	170	175,725
Hennepin County (GO) Series A
5.000%, 12/01/24	500	516,837
5.000%, 12/01/31	1,000	1,075,896
Hennepin County (GO) Series B
5.000%, 12/01/25	350	370,422
Hennepin County Sales Tax Revenue (RB)
5.000%, 12/15/23	205	207,273
Hermantown Independent School District No. 700 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	250	251,480
Housing & Redevelopment Authority of The City of State Paul Minnesota (RB) Series A
5.000%, 07/01/32	250	259,004

147

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CONTINUED

	Face Amount^ (000)	Value†
MINNESOTA — (Continued)
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/26	500	$529,819
Metropolitan Council (GO) Series B
5.000%, 12/01/23	890	899,742
Minneapolis/St. Paul Housing & Redevelopment Authority (RB)
5.000%, 11/15/26	200	213,850
Minnesota Higher Education Facilities Authority (RB) Series 8-G
5.000%, 12/01/25	200	210,646
Minnesota Municipal Power Agency (RB) Series A
4.000%, 10/01/23	150	150,537
Minnesota State (GO) Series
5.000%, 10/01/25	150	157,756
Minnesota State (GO) Series A
5.000%, 10/01/23	615	619,709
5.000%, 09/01/24	500	513,386
5.000%, 10/01/24	225	231,476
5.000%, 08/01/25	770	798,142
Minnesota State (GO) Series B
5.000%, 08/01/23	1,060	1,064,733
5.000%, 08/01/24	200	204,962
5.000%, 10/01/26	45	48,551
Minnesota State (GO) Series D
5.000%, 08/01/23	785	788,505
5.000%, 08/01/24	275	281,822
5.000%, 10/01/24	200	205,757
5.000%, 08/01/25	280	293,349
Minnesota State (GO) Series D-UNREFUND_WWW
5.000%, 08/01/24	215	220,334
Minnesota State Colleges And Universities Foundation (RB) Series A
5.000%, 10/01/24	300	308,046

	Face Amount^ (000)	Value†
MINNESOTA — (Continued)
Moorhead Independent School District No. 152 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	670	$674,115
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	300	301,621
North Saint Paul-Maplewood-Oakdale Independent School District No. 622 (GO) (SD CRED PROG) Series A
3.000%, 02/01/24	255	254,862
Olmsted County (GO) Series A
5.000%, 02/01/24	675	684,537
Polk County (GO) Series
5.000%, 02/01/24	200	202,811
Ramsey County (GO) Series A
5.000%, 02/01/24	1,090	1,105,887
Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	500	506,916
5.000%, 02/01/25	495	512,947
Sartell-St. Stephen Independent School District No. 748 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	40	40,550
South State Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	350	354,893
St. Clair Independent School District No. 75 (GO) (SD CRED PROG) Series A
4.000%, 02/01/25	360	365,791

148

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CONTINUED

	Face Amount^ (000)	Value†
MINNESOTA — (Continued)
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series B
5.000%, 02/01/24	280	$283,873
University of Minnesota (RB) Series B
5.000%, 10/01/25	775	814,887
Western Minnesota Municipal Power Agency (RB) Series
¤ 5.000%, 01/01/40 (Pre-refunded @ $100, 1/1/24)	655	662,848
Western Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/25	210	216,792
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 1/1/24)	675	683,087

	Face Amount^ (000)	Value†
MINNESOTA — (Continued)
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/24)	735	$743,806
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	200	207,154
Windom Independent School District No. 177 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	1,050	1,087,705

TOTAL MUNICIPAL BONDS (Cost $29,600,945)		29,135,232

TOTAL INVESTMENTS — (100.0%) (Cost $29,600,945)		$29,135,232

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$29,135,232	—	$29,135,232

TOTAL	—	$29,135,232	—	$29,135,232

See accompanying Notes to Financial Statements.

149

DFA OREGON MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face Amount^ (000)	Value†
MUNICIPAL BONDS — (100.0%)
OREGON — (100.0%)
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis (GO) (SCH BD GTY) Series J
5.000%, 06/15/24	200	$204,269
5.000%, 06/15/29	610	699,161
Blue Mountain Community College District (GO) (SCH BD GTY)
4.000%, 06/15/23	245	245,213
Central Oregon Community College (GO) (SCH BD GTY)
4.000%, 06/15/28	250	267,181
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	100	114,013
City of Bend Water (RB)
5.000%, 12/01/30	350	372,750
City of Bend Water Revenue (RB)
5.000%, 12/01/26	200	213,611
City of Cottage Grove (GO)
5.000%, 09/01/26	515	552,626
4.000%, 06/01/29	100	108,025
City of Eugene Electric Utility System Revenue (RB) Series A
5.000%, 08/01/24	190	194,478
City of Hillsboro (GO)
5.000%, 06/01/24	450	459,171
City of Hillsboro Water Revenue (RB)
5.000%, 06/01/28	235	263,205
City of Lake Oswego (GO)
5.000%, 12/01/26	250	271,197
City of Medford (GO) Series A
5.000%, 06/01/24	555	566,430
City of Newberg (GO)
4.000%, 12/01/25	100	102,693
City of Portland (GO)
5.000%, 06/15/25	270	282,457
City of Portland (GO) Series A
5.000%, 03/01/26	100	106,089

	Face Amount^ (000)	Value†
OREGON — (Continued)
5.000%, 06/01/26	700	$749,352
5.000%, 04/01/27	900	983,521
5.000%, 06/01/27	540	592,513
3.000%, 06/15/28	150	150,768
4.000%, 04/01/32	210	221,058
City of Portland (GO) Series B
5.000%, 06/01/25	620	648,019
5.000%, 06/01/26	850	909,927
5.000%, 06/15/26	465	498,255
City of Portland (GO) Series D
5.000%, 04/01/28	250	279,797
City of Portland (GO) Series B
5.000%, 06/15/25	100	104,614
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/23	140	140,295
5.000%, 10/01/23	225	226,713
5.000%, 06/15/24	175	178,813
5.000%, 06/15/27	700	747,675
City of Portland Sewer System Revenue (RB) Series A
5.000%, 05/01/24	380	387,259
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/24	325	330,656
5.000%, 04/01/25	445	463,065
5.000%, 04/01/27	365	398,587
City of Redmond (GO) Series B-1
5.000%, 06/01/30	80	90,607
City of Salem (GO)
5.000%, 06/01/23	180	180,248
5.000%, 06/01/25	395	412,688
5.000%, 06/01/26	185	197,930
City of Salem Water & Sewer Revenue (RB)
5.000%, 06/01/25	645	673,217
City of Springfield Sewer System Revenue (RB)
4.000%, 04/01/24	165	166,263
4.000%, 04/01/26	250	258,458
4.000%, 04/01/27	280	293,506

150

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
OREGON — (Continued)
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY)
¤ 5.000%, 06/15/30 (Pre-refunded @ $100, 6/15/25)	810	$847,264
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY) Series B
5.000%, 06/15/26	250	267,414
Clackamas Community College District (GO) Series B
4.000%, 06/15/25	110	112,666
Clackamas County (GO)
5.000%, 06/01/24	100	102,081
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY)
5.000%, 06/15/32	310	347,337
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	530	554,229
Clackamas County School District No. 7J Lake Oswego (GO) (AGM)
5.250%, 06/01/25	295	309,691
Clackamas County School District No. 86 Canby (GO) (SCH BD GTY) Series A
5.000%, 06/15/23	50	50,103
Clackamas County Service District No. 1 (RB)
5.000%, 12/01/23	135	136,470
5.000%, 12/01/26	230	249,090
Clatsop County School District No. 30 Warrenton-Hammond (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	285	312,183
5.000%, 06/15/29	500	571,554

	Face Amount^ (000)	Value†
OREGON — (Continued)
Columbia Gorge Community College District (GO)
4.000%, 04/01/26	75	$77,403
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY) Series C
5.000%, 06/15/26	1,090	1,167,276
Deschutes County Hospital Facilities Authority (RB) Series A
5.000%, 01/01/28	250	267,188
5.000%, 01/01/32	255	282,249
Hillsboro School District No. 1J (GO) (SCH BD GTY) Series A
5.000%, 06/15/28	1,290	1,411,454
Jackson County (GO)
4.000%, 06/01/23	135	135,078
Jefferson County School District No. 509J (GO) (SCH BD GTY) Series F
4.000%, 06/15/27	60	63,270
Lane & Douglas Counties School District No. 28J Fern Ridge (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/26)	1,000	1,071,350
Lane Community College (GO) (SCH BD GTY)
4.000%, 06/15/24	340	343,357
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
¤ 4.000%, 06/15/33 (Pre-refunded @ $100, 6/15/24)	305	307,836
Linn & Benton Counties School District No. 8J Greater Albany (GO) (SCH BD GTY)
5.000%, 06/15/26	595	636,260
Medford Hospital Facilities Authority (RB) Series A
5.000%, 08/15/33	185	206,721
Metro (GO)
5.000%, 06/01/26	1,140	1,220,024

151

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
OREGON — (Continued)
Metropolitan Wastewater Management Commission (RB)
5.000%, 11/01/23	785	$792,243
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	685	749,774
Multnomah County (GO)
5.000%, 06/01/29	270	295,487
Multnomah County (GO) Series A
5.000%, 06/15/28	515	578,636
5.000%, 06/15/29	830	952,335
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/24	410	419,206
5.000%, 06/15/25	1,050	1,099,106
5.000%, 06/15/26	315	337,821
5.000%, 06/15/27	250	274,873
5.000%, 06/15/29	545	624,660
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY)
4.000%, 06/01/24	185	186,839
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	630	658,270
5.000%, 06/15/27	1,000	1,044,663
Oregon Health & Science University (RB) Series A
5.000%, 07/01/37	140	158,778
Oregon State (GO) Series
5.000%, 06/01/26	340	363,658
Oregon State (GO) Series A
5.000%, 05/01/24	175	178,274
5.000%, 05/01/25	450	469,176
5.000%, 05/01/27	550	601,216
¤ 5.000%, 08/01/37 (Pre-refunded @ $100, 8/1/24)	500	512,157
Oregon State (GO) Series B
5.000%, 08/01/25	240	251,656
Oregon State (GO) Series C
5.000%, 06/01/31	715	781,044

	Face Amount^ (000)	Value†
OREGON — (Continued)
5.000%, 08/01/33	950	$995,291
5.000%, 06/01/35	1,315	1,422,681
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/24)	255	261,200
Oregon State (GO) Series D
5.000%, 05/01/24	220	224,115
5.000%, 05/01/25	310	323,210
5.000%, 06/01/26	510	545,487
Oregon State (GO) Series F
5.000%, 05/01/31	500	532,251
5.000%, 05/01/32	1,065	1,133,063
Oregon State (GO) Series G
5.000%, 12/01/33	1,000	1,074,835
Oregon State (GO) Series H
5.000%, 08/01/23	130	130,564
5.000%, 06/01/25	215	224,583
5.000%, 06/01/27	380	406,209
5.000%, 06/01/29	365	389,951
Oregon State (GO) Series N
5.000%, 05/01/27	380	415,385
Oregon State (GO) Series P
5.000%, 08/01/23	100	100,434
Oregon State (GO) Series A
5.000%, 05/01/29	125	142,932
Oregon State (GO) Series D
5.000%, 06/01/28	165	185,055
Oregon State (GO) Series K
5.000%, 11/01/26	380	410,573
Oregon State Department of Transportation (RB) Series A
5.000%, 11/15/23	125	126,247
5.000%, 11/15/26	335	362,770
¤ 5.000%, 11/15/27 (Pre-refunded @ $100, 11/15/24)	230	237,131
5.000%, 11/15/27	570	624,554
Oregon State Department of Transportation (RB) Series A
5.000%, 11/15/25	920	972,190
Oregon State Facilities Authority (RB) Series A
5.000%, 06/01/24	345	350,116

152

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
OREGON — (Continued)
Port of Portland Airport Revenue (RB) Series 23
5.000%, 07/01/35	435	$452,231
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/28	150	166,778
Portland Community College District (GO)
5.000%, 06/15/23	280	280,593
5.000%, 06/15/26	895	959,007
5.000%, 06/15/33	970	1,032,171
Salem Hospital Facility Authority (RB) Series A
5.000%, 05/15/31	350	369,061
Salem-Keizer School District No. 24J (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	1,320	1,443,197
State of Oregon (GO) Series B
5.000%, 08/01/27	1,495	1,643,662
Tri-County Metropolitan Transportation District of Oregon (RB)
5.000%, 09/01/34	155	176,987
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
5.000%, 09/01/25	150	157,695
5.000%, 09/01/26	780	840,085
3.250%, 10/01/34	420	406,521
5.000%, 09/01/38	525	581,492
Tri-County Metropolitan Transportation District of Oregon (RB) Series B
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/25)	375	393,802
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/26)	415	446,968
Tualatin Hills Park & Recreation District (GO)
4.000%, 06/01/26	110	113,793
Tualatin Valley Fire & Rescue Rural Fire Protection District (GO)
5.000%, 06/01/23	250	250,355

	Face Amount^ (000)	Value†
OREGON — (Continued)
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series J
5.000%, 06/15/28	180	$197,095
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series B
5.000%, 06/15/26	265	283,623
5.000%, 06/15/30	325	378,517
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	425	465,537
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	200	204,269
Washington Clackamas & Yamhill Counties School District No. 88J (GO) (SCH BD GTY)
5.000%, 06/15/25	435	454,428
Washington County (GO)
5.000%, 03/01/25	820	851,789
4.000%, 03/01/30	1,020	1,058,305
Washington County Clean Water Services (RB)
5.000%, 10/01/24	235	241,731
5.000%, 10/01/25	480	505,970
5.000%, 10/01/27	450	497,473
5.000%, 10/01/28	300	339,357
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/24	95	96,946
5.000%, 06/01/29	400	458,608

TOTAL MUNICIPAL BONDS (Cost $66,926,034)		65,024,666

TOTAL INVESTMENTS — (100.0%) (Cost $66,926,034)		$65,024,666

153

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$65,024,666	—	$65,024,666

TOTAL	—	$65,024,666	—	$65,024,666

See accompanying Notes to Financial Statements.

154

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Municipal Real Return Portfolio	DFA California Municipal Real Return Portfolio	DFA Municipal Bond Portfolio	DFA Short- Term Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$1,562,335	$281,944	$615,769	$1,775,307
Segregated Cash for Swaps Contracts	34,827	4,200	—	—
Cash	—	—	4,711	2,115
Receivables:
Investment Securities Sold	—	2,635	—	—
Dividends and Interest	19,216	3,776	7,130	30,900
Fund Shares Sold	13,130	23	220	1,108
Unrealized Gain on Swap Contracts	79,330	12,412	—	—
Prepaid Expenses and Other Assets	51	11	48	52

Total Assets	1,708,889	305,001	627,878	1,809,482

LIABILITIES:
Payables:
Due to Custodian	32,718	3,329	—	—
Investment Securities Purchased	2,115	1,698	3,306	1,794
Fund Shares Redeemed	2,548	161	317	1,173
Due to Advisor	281	49	85	225
Unrealized Loss on Swap Contracts	2,477	588	—	—
Accrued Expenses and Other Liabilities	94	39	11	128

Total Liabilities	40,233	5,864	3,719	3,320

NET ASSETS	$1,668,656	$299,137	$624,159	$1,806,162

Institutional Class Shares — based on net assets of $1,668,656; $299,137; $624,159 and $1,806,162 and shares outstanding of 155,226,114, 28,018,624, 63,106,845 and 179,207,310, respectively	$10.75	$10.68	$9.89	$10.08

NUMBER OF SHARES AUTHORIZED	1,000,000,000	500,000,000	1,000,000,000	1,500,000,000

Investment Securities at Cost	$1,578,707	$285,988	$640,227	$1,790,987

NET ASSETS CONSIST OF:
Paid-In Capital	$1,608,420	$288,875	$652,526	$1,826,026
Total Distributable Earnings (Loss)	60,236	10,262	(28,367)	(19,864)

NET ASSETS	$1,668,656	$299,137	$624,159	$1,806,162

See accompanying Notes to Financial Statements.

155

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Intermediate- Term Municipal Bond Portfolio	DFA Selective State Municipal Bond Portfolio	DFA Short-Term Selective State Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$1,614,036	$341,435	$162,395	$891,122
Receivables:
Dividends and Interest	19,472	4,116	2,515	11,985
Fund Shares Sold	561	6,513	100	170
Prepaid Expenses and Other Assets	53	23	34	24

Total Assets	1,634,122	352,087	165,044	903,301

LIABILITIES:
Payables:
Investment Securities Purchased	14,959	2,727	1,211	1,131
Fund Shares Redeemed	1,497	1,436	345	683
Due to Advisor	214	54	13	120
Accrued Expenses and Other Liabilities	98	18	6	36

Total Liabilities	16,768	4,235	1,575	1,970

NET ASSETS	$1,617,354	$347,852	$163,469	$901,331

Institutional Class Shares — based on net assets of $1,617,354; $347,852; $163,469 and $901,331 and shares outstanding of 162,495,157, 37,147,002, 16,464,368 and 89,086,498, respectively	$9.95	$9.36	$9.93	$10.12

NUMBER OF SHARES AUTHORIZED	1,500,000,000	500,000,000	500,000,000	1,000,000,000

Investment Securities at Cost	$1,648,077	$355,779	$163,188	$898,870

NET ASSETS CONSIST OF:
Paid-In Capital	$1,657,953	$366,945	$164,667	$912,978
Total Distributable Earnings (Loss)	(40,599)	(19,093)	(1,198)	(11,647)

NET ASSETS	$1,617,354	$347,852	$163,469	$901,331

See accompanying Notes to Financial Statements.

156

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA California Intermediate- Term Municipal Bond Portfolio	DFA NY Municipal Bond Portfolio	DFA MN Municipal Bond Portfolio	DFA Oregon Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$508,462	$145,477	$29,135	$65,025
Cash	—	—	29	975
Receivables:
Investment Securities Sold	4,904	—	—	—
Dividends and Interest	6,531	2,163	362	1,051
Fund Shares Sold	371	168	2	—
Prepaid Expenses and Other Assets	15	17	5	8

Total Assets	520,283	147,825	29,533	67,059

LIABILITIES:
Payables:
Investment Securities Purchased	4,665	57	—	89
Fund Shares Redeemed	216	31	—	—
Due to Advisor	69	24	4	13
Accrued Expenses and Other Liabilities	40	17	8	14

Total Liabilities	4,990	129	12	116

NET ASSETS	$515,293	$147,696	$29,521	$66,943

Institutional Class Shares — based on net assets of $515,293; $147,696; $29,521 and $66,943 and shares outstanding of 50,325,134, 14,694,014, 3,036,022 and 6,898,340, respectively	$10.24	$10.05	$9.72	$9.70

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	500,000,000	500,000,000

Investment Securities at Cost	$519,326	$146,937	$29,601	$66,926

NET ASSETS CONSIST OF:
Paid-In Capital	$534,306	$149,288	$30,179	$69,508
Total Distributable Earnings (Loss)	(19,013)	(1,592)	(658)	(2,565)

NET ASSETS	$515,293	$147,696	$29,521	$66,943

See accompanying Notes to Financial Statements.

157

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	DFA Municipal Real Return Portfolio	DFA California Municipal Real Return Portfolio	DFA Municipal Bond Portfolio	DFA Short- Term Municipal Bond Portfolio
Investment Income
Interest	$16,849	$2,398	$3,696	$15,746

Total Investment Income	16,849	2,398	3,696	15,746

Expenses
Investment Management Fees	1,726	291	483	1,521
Accounting & Transfer Agent Fees	194	35	57	234
Custodian Fees	38	15	4	13
Filing Fees	43	10	48	75
Shareholders’ Reports	15	9	12	21
Directors’/Trustees’ Fees & Expenses	7	1	3	9
Professional Fees	9	2	3	11
Previously Waived Fees Recovered by Advisor (Note C)	—	—	17	—
Other	835	125	8	26

Total Expenses	2,867	488	635	1,910

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	1	—
Fees Paid Indirectly (Note C)	72	25	20	54

Net Expenses	2,795	463	614	1,856

Net Investment Income (Loss)	14,054	1,935	3,082	13,890

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(11,475)	(1,626)	(908)	(3,557)
Swap Contracts	12,353	3,987	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	53,752	8,900	18,537	24,384
Swap Contracts	(23,491)	(5,764)	—	—

Net Realized and Unrealized Gain (Loss)	31,139	5,497	17,629	20,827

Net Increase (Decrease) in Net Assets Resulting from Operations	$45,193	$7,432	$20,711	$34,717

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

158

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	DFA Intermediate- Term Municipal Bond Portfolio	DFA Selective State Municipal Bond Portfolio	DFA Short-Term Selective State Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
Investment Income
Interest	$14,661	$3,016	$2,057	$7,069

Total Investment Income	14,661	3,016	2,057	7,069

Expenses
Investment Management Fees	1,296	328	149	711
Accounting & Transfer Agent Fees	180	26	17	96
Custodian Fees	10	2	2	5
Filing Fees	84	25	53	11
Shareholders’ Reports	22	9	8	12
Directors’/Trustees’ Fees & Expenses	7	1	2	3
Professional Fees	10	2	1	4
Organizational & Offering Costs	—	—	34	—
Previously Waived Fees Recovered by Advisor (Note C)	—	—	40	—
Other	24	5	1	10

Total Expenses	1,633	398	307	852

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	21	101	—
Fees Paid Indirectly (Note C)	42	11	9	26

Net Expenses	1,591	366	197	826

Net Investment Income (Loss)	13,070	2,650	1,860	6,243

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(2,673)	(526)	(290)	(1,443)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	55,953	12,998	2,251	10,414

Net Realized and Unrealized Gain (Loss)	53,280	12,472	1,961	8,971

Net Increase (Decrease) in Net Assets Resulting from Operations	$66,350	$15,122	$3,821	$15,214

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

159

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	DFA California Intermediate- Term Municipal Bond Portfolio	DFA NY Municipal Bond Portfolio	DFA MN Municipal Bond Portfolio	DFA Oregon Municipal Bond Portfolio
Investment Income
Interest	$4,189	$1,248	$222	$529

Total Investment Income	4,189	1,248	222	529

Expenses
Investment Management Fees	409	153	37	85
Accounting & Transfer Agent Fees	61	18	5	8
Custodian Fees	3	1	—	1
Filing Fees	13	9	9	10
Shareholders’ Reports	11	9	9	6
Directors’/Trustees’ Fees & Expenses	3	1	—	—
Professional Fees	3	1	—	—
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	1
Other	7	3	1	1

Total Expenses	510	195	61	112

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	3	14	4
Fees Paid Indirectly (Note C)	18	11	4	6

Net Expenses	492	181	43	102

Net Investment Income (Loss)	3,697	1,067	179	427

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(2,512)	(43)	(122)	(251)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	17,593	1,519	565	2,203

Net Realized and Unrealized Gain (Loss)	15,081	1,476	443	1,952

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,778	$2,543	$622	$2,379

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

160

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Municipal Real Return Portfolio		DFA California Municipal Real Return Portfolio		DFA Municipal Bond Portfolio		DFA Short-Term Municipal Bond Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$14,054	$16,794	$1,935	$2,258	$3,082	$5,730	$13,890	$10,106
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(11,475)	(15,542)	(1,626)	(841)	(908)	(2,752)	(3,557)	(1,304)
Swap Contracts	12,353	18,061	3,987	2,757	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	53,752	(98,492)	8,900	(16,645)	18,537	(52,764)	24,384	(39,511)
Swap Contracts	(23,491)	36,736	(5,764)	7,069	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	45,193	(42,443)	7,432	(5,402)	20,711	(49,786)	34,717	(30,709)

Distributions:
Institutional Class Shares	(13,852)	(16,450)	(1,866)	(2,206)	(2,987)	(5,770)	(13,619)	(9,420)
Capital Share Transactions (1):
Shares Issued	388,669	1,108,939	48,983	144,856	185,893	663,604	317,213	1,073,642
Shares Issued in Lieu of Cash Distributions	13,803	16,415	1,866	2,206	2,970	5,739	13,199	9,172
Shares Redeemed	(552,357)	(432,680)	(46,516)	(64,432)	(152,022)	(692,781)	(700,261)	(1,324,205)

Net Increase (Decrease) from Capital Share Transactions	(149,885)	692,674	4,333	82,630	36,841	(23,438)	(369,849)	(241,391)

Total Increase (Decrease) in Net Assets	(118,544)	633,781	9,899	75,022	54,565	(78,994)	(348,751)	(281,520)
Net Assets
Beginning of Period	1,787,200	1,153,419	289,238	214,216	569,594	648,588	2,154,913	2,436,433

End of Period	$1,668,656	$1,787,200	$299,137	$289,238	$624,159	$569,594	$1,806,162	$2,154,913

(1) Shares Issued and Redeemed:
Shares Issued	36,315	102,114	4,612	13,547	18,880	66,306	31,541	106,563
Shares Issued in Lieu of Cash Distributions	1,284	1,521	175	207	300	577	1,310	914
Shares Redeemed	(51,545)	(40,184)	(4,389)	(6,035)	(15,474)	(70,026)	(69,568)	(131,455)

Net Increase (Decrease) from Shares Issued and Redeemed	(13,946)	63,451	398	7,719	3,706	(3,143)	(36,717)	(23,978)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

161

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Intermediate- Term Municipal Bond Portfolio		DFA Selective State Municipal Bond Portfolio		DFA Short-Term Selective State Municipal Bond Portfolio		DFA California Short-Term Municipal Bond Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Period Apr 12, 2022 to Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$13,070	$27,110	$2,650	$2,464	$1,860	$1,636	$6,243	$4,832
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(2,673)	(3,485)	(526)	(4,480)	(290)	(232)	(1,443)	(1,257)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	55,953	(151,275)	12,998	(26,302)	2,251	(3,044)	10,414	(19,386)

Net Increase (Decrease) in Net Assets Resulting from Operations	66,350	(127,650)	15,122	(28,318)	3,821	(1,640)	15,214	(15,811)

Distributions:
Institutional Class Shares	(12,899)	(27,157)	(2,530)	(2,396)	(1,842)	(1,537)	(6,047)	(4,577)
Capital Share Transactions (1):
Shares Issued	340,265	1,265,510	143,934	274,185	32,771	241,761	359,094	607,207
Shares Issued in Lieu of Cash Distributions	12,146	26,086	2,328	2,260	1,841	1,526	5,993	4,527
Shares Redeemed	(449,093)	(1,609,509)	(75,367)	(248,492)	(73,155)	(40,077)	(311,627)	(625,463)

Net Increase (Decrease) from Capital Share Transactions	(96,682)	(317,913)	70,895	27,953	(38,543)	203,210	53,460	(13,729)

Total Increase (Decrease) in Net Assets	(43,231)	(472,720)	83,487	(2,761)	(36,564)	200,033	62,627	(34,117)
Net Assets
Beginning of Period	1,660,585	2,133,305	264,365	267,126	200,033	—	838,704	872,821

End of Period	$1,617,354	$1,660,585	$347,852	$264,365	$163,469	$200,033	$901,331	$838,704

(1) Shares Issued and Redeemed:
Shares Issued	34,451	126,642	15,516	29,085	3,296	24,207	35,566	60,050
Shares Issued in Lieu of Cash Distributions	1,221	2,604	249	240	185	153	592	448
Shares Redeemed	(45,531)	(161,402)	(8,148)	(26,512)	(7,349)	(4,027)	(30,887)	(61,853)

Net Increase (Decrease) from Shares Issued and Redeemed	(9,859)	(32,156)	7,617	2,813	(3,868)	20,333	5,271	(1,355)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.
The Portfolio commenced operations on April 12, 2022.

See accompanying Notes to Financial Statements.

162

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA California Intermediate-Term Municipal Bond Portfolio		DFA NY Municipal Bond Portfolio		DFA MN Municipal Bond Portfolio		DFA Oregon Municipal Bond Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,697	$6,148	$1,067	$839	$179	$297	$427	$406
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(2,512)	(5,480)	(43)	(35)	(122)	(83)	(251)	(334)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	17,593	(41,300)	1,519	(3,595)	565	(1,534)	2,203	(4,467)

Net Increase (Decrease) in Net Assets Resulting from Operations	18,778	(40,632)	2,543	(2,791)	622	(1,320)	2,379	(4,395)

Distributions:
Institutional Class Shares	(3,616)	(6,164)	(1,024)	(805)	(174)	(297)	(414)	(393)
Capital Share Transactions (1):
Shares Issued	165,450	497,220	26,375	88,885	4,158	13,220	14,945	48,215
Shares Issued in Lieu of Cash Distributions	3,608	6,112	1,005	796	174	297	413	393
Shares Redeemed	(160,927)	(615,265)	(34,351)	(55,871)	(8,966)	(19,037)	(11,085)	(37,358)

Net Increase (Decrease) from Capital Share Transactions	8,131	(111,933)	(6,971)	33,810	(4,634)	(5,520)	4,273	11,250

Total Increase (Decrease) in Net Assets	23,293	(158,729)	(5,452)	30,214	(4,186)	(7,137)	6,238	6,462
Net Assets
Beginning of Period	492,000	650,729	153,148	122,934	33,707	40,844	60,705	54,243

End of Period	$515,293	$492,000	$147,696	$153,148	$29,521	$33,707	$66,943	$60,705

(1) Shares Issued and Redeemed:
Shares Issued	16,310	48,309	2,624	8,830	428	1,352	1,556	4,936
Shares Issued in Lieu of Cash Distributions	352	593	100	79	18	30	43	41
Shares Redeemed	(15,855)	(60,058)	(3,415)	(5,544)	(929)	(1,946)	(1,147)	(3,878)

Net Increase (Decrease) from Shares Issued and Redeemed	807	(11,156)	(691)	3,365	(483)	(564)	452	1,099

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

163

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Municipal Real Return Portfolio							DFA California Municipal Real Return Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Period Nov 1, 2017 to Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.56		$10.91	$10.21	$9.99	$9.71	$9.94	$10.47		$10.76	$10.10	$10.02	$9.80	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.09		0.12	0.11	0.15	0.16	0.15	0.07		0.09	0.09	0.12	0.15	0.13
Net Gains (Losses) on Securities (Realized and Unrealized)	0.19		(0.36)	0.70	0.22	0.28	(0.23)	0.21		(0.29)	0.66	0.08	0.21	(0.22)

Total from Investment Operations	0.28		(0.24)	0.81	0.37	0.44	(0.08)	0.28		(0.20)	0.75	0.20	0.36	(0.09)
Less Distributions:
Net Investment Income	(0.09)		(0.11)	(0.11)	(0.15)	(0.16)	(0.15)	(0.07)		(0.09)	(0.09)	(0.12)	(0.14)	(0.11)
Return of Capital	—		—	—	—	—	—	—		—	—	(0.00)*	—	—

Total Distributions	(0.09)		(0.11)	(0.11)	(0.15)	(0.16)	(0.15)	(0.07)		(0.09)	(0.09)	(0.12)	(0.14)	(0.11)

Net Asset Value, End of Period	$10.75		$10.56	$10.91	$10.21	$9.99	$9.71	$10.68		$10.47	$10.76	$10.10	$10.02	$9.80

Total Return	2.61	%(B)	(2.22%)	8.00%	3.77%	4.56%	(0.86%)	2.65	%(B)	(1.91%)	7.41%	2.04%	3.73%	(0.86	%)(B)

Net Assets, End of Period (thousands)	$1,668,656		$1,787,200	$1,153,419	$856,386	$884,142	$865,710	$299,137		$289,238	$214,216	$156,192	$135,575	$122,368
Ratio of Expenses to Average Net Assets	0.24	%(C)	0.24%	0.24%	0.24%	0.23%	0.23%	0.26	%(C)	0.26%	0.26%	0.27%	0.28%	0.30	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.24	%(C)	0.24%	0.24%	0.24%	0.24%	0.24%	0.26	%(C)	0.26%	0.26%	0.28%	0.29%	0.32	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	1.63	%(C)	1.07%	1.08%	1.51%	1.62%	1.51%	1.33	%(C)	0.84%	0.86%	1.19%	1.46%	1.31	%(C)(D)
Portfolio Turnover Rate	20	%(B)	26%	14%	34%	6%	8%	11	%(B)	27%	24%	21%	12%	2	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

164

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Municipal Bond Portfolio							DFA Short-Term Municipal Bond Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$9.59		$10.37	$10.50	$10.33	$9.96	$10.18	$9.98		$10.16	$10.19	$10.18	$10.10	$10.18

Income from Investment Operations (A)
Net Investment Income (Loss)	0.05		0.09	0.11	0.15	0.15	0.14	0.07		0.04	0.03	0.09	0.12	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	0.30		(0.78)	(0.13)	0.17	0.37	(0.23)	0.10		(0.18)	(0.03)	0.01	0.08	(0.08)

Total from Investment Operations	0.35		(0.69)	(0.02)	0.32	0.52	(0.09)	0.17		(0.14)	—	0.10	0.20	0.03

Less Distributions:
Net Investment Income	(0.05)		(0.09)	(0.11)	(0.15)	(0.15)	(0.13)	(0.07)		(0.04)	(0.03)	(0.09)	(0.12)	(0.11)

Total Distributions	(0.05)		(0.09)	(0.11)	(0.15)	(0.15)	(0.13)	(0.07)		(0.04)	(0.03)	(0.09)	(0.12)	(0.11)

Net Asset Value, End of Period	$9.89		$9.59	$10.37	$10.50	$10.33	$9.96	$10.08		$9.98	$10.16	$10.19	$10.18	$10.10

Total Return	3.63	%(B)	(6.71%)	(0.23%)	3.11%	5.28%	(0.84%)	1.72	%(B)	(1.36%)	(0.03%)	1.02%	2.03%	0.28%

Net Assets, End of Period (thousands)	$624,159		$569,594	$648,588	$527,633	$509,830	$453,447	$1,806,162		$2,154,913	$2,436,433	$2,633,204	$2,618,249	$2,553,257
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.21%	0.23%	0.23%	0.22%	0.23%	0.20	%(C)	0.20%	0.22%	0.22%	0.23%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.21	%(C)	0.22%	0.23%	0.23%	0.25%	0.24%	0.20	%(C)	0.20%	0.22%	0.22%	0.23%	0.22%
Ratio of Net Investment Income to Average Net Assets	1.02	%(C)	0.85%	1.02%	1.43%	1.51%	1.38%	1.43	%(C)	0.43%	0.29%	0.88%	1.22%	1.08%
Portfolio Turnover Rate	4	%(B)	34%	15%	33%	13%	11%	34	%(B)	75%	67%	140%	90%	31%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

165

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate-Term Municipal Bond Portfolio							DFA Selective State Municipal Bond Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Period Sep 30, 2020 to Oct 31, 2020
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$9.63		$10.43	$10.58	$10.38	$9.93	$10.19	$8.95		$10.00	$9.99	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.14	0.14	0.16	0.16	0.15	0.07		0.09	0.06	—
Net Gains (Losses) on Securities (Realized and Unrealized)	0.32		(0.80)	(0.15)	0.20	0.45	(0.26)	0.41		(1.05)	0.01	(0.01)

Total from Investment Operations	0.40		(0.66)	(0.01)	0.36	0.61	(0.11)	0.48		(0.96)	0.07	(0.01)

Less Distributions:
Net Investment Income	(0.08)		(0.14)	(0.14)	(0.16)	(0.16)	(0.15)	(0.07)		(0.09)	(0.06)	(—)

Total Distributions	(0.08)		(0.14)	(0.14)	(0.16)	(0.16)	(0.15)	(0.07)		(0.09)	(0.06)	—

Net Asset Value, End of Period	$9.95		$9.63	$10.43	$10.58	$10.38	$9.93	$9.36		$8.95	$10.00	$9.99

Total Return	4.14	%(B)	(6.36%)	(0.11%)	3.47%	6.17%	(1.08%)	5.37	%(B)	(9.67%)	0.66%	(0.10	%)(B)

Net Assets, End of Period (thousands)	$1,617,354		$1,660,585	$2,133,305	$2,044,065	$2,069,659	$1,782,680	$347,852		$264,365	$267,126	$85,450
Ratio of Expenses to Average Net Assets	0.20	%(C)	0.20%	0.22%	0.23%	0.23%	0.22%	0.23	%(C)	0.23%	0.23%	0.23	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.20	%(C)	0.20%	0.22%	0.23%	0.23%	0.22%	0.24	%(C)	0.27%	0.34%	0.34	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	1.61	%(C)	1.38%	1.35%	1.50%	1.57%	1.51%	1.62	%(C)	0.93%	0.64%	0.11	%(C)(D)
Portfolio Turnover Rate	13	%(B)	21%	9%	31%	12%	6%	31	%(B)	36%	3%	0	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

166

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Short-Term Selective State Municipal Bond Portfolio				DFA California Short-Term Municipal Bond Portfolio
	Six Months Ended Apr 30, 2023		Period Apr 12, 2022 to Oct 31, 2022		Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)				(Unaudited)
Net Asset Value, Beginning of Period	$9.84		$10.00		$10.01		$10.25	$10.29	$10.30	$10.23	$10.31

Income from Investment Operations (A)
Net Investment Income (Loss)	0.11		0.10		0.07		0.06	0.06	0.09	0.12	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	0.09		(0.17)		0.11		(0.24)	(0.05)	(0.01)	0.07	(0.09)

Total from Investment Operations	0.20		(0.07)		0.18		(0.18)	0.01	0.08	0.19	0.02

Less Distributions:
Net Investment Income	(0.11)		(0.09)		(0.07)		(0.06)	(0.05)	(0.09)	(0.12)	(0.10)
Return of Capital	—		—		—		—	—	(0.00)*	—	—

Total Distributions	(0.11)		(0.09)		(0.07)		(0.06)	(0.05)	(0.09)	(0.12)	(0.10)

Net Asset Value, End of Period	$9.93		$9.84		$10.12		$10.01	$10.25	$10.29	$10.30	$10.23

Total Return	2.05	%(B)	(0.75	%)(B)	1.77	%(B)	(1.80%)	0.05%	0.82%	1.88%	0.22%

Net Assets, End of Period (thousands)	$163,469		$200,033		$901,331		$838,704	$872,821	$1,036,970	$1,228,326	$1,185,733
Ratio of Expenses to Average Net Assets	0.25	%(C)	0.25	%(C)(D)	0.19	%(C)	0.19%	0.22%	0.22%	0.23%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.37	%(C)	0.30	%(C)(D)	0.19	%(C)	0.19%	0.22%	0.22%	0.24%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.25	%(C)	1.75	%(C)(D)	1.40	%(C)	0.57%	0.58%	0.87%	1.19%	1.02%
Portfolio Turnover Rate	31	%(B)	17	%(B)	48	%(B)	65%	55%	83%	97%	39%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

167

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA California Intermediate-Term Municipal Bond Portfolio							DFA NY Municipal Bond Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$9.94		$10.73	$10.85	$10.72	$10.33	$10.58	$9.95		$10.23	$10.29	$10.26	$10.10	$10.24

Income from Investment Operations (A)
Net Investment Income (Loss)	0.07		0.11	0.12	0.15	0.16	0.15	0.07		0.06	0.08	0.11	0.14	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	0.30		(0.79)	(0.13)	0.13	0.38	(0.25)	0.10		(0.28)	(0.07)	0.03	0.15	(0.14)

Total from Investment Operations	0.37		(0.68)	(0.01)	0.28	0.54	(0.10)	0.17		(0.22)	0.01	0.14	0.29	(0.02)

Less Distributions:
Net Investment Income	(0.07)		(0.11)	(0.11)	(0.15)	(0.15)	(0.15)	(0.07)		(0.06)	(0.07)	(0.11)	(0.13)	(0.12)
Return of Capital	—		—	—	(0.00)*	—	—	—		—	—	—	—	—

Total Distributions	(0.07)		(0.11)	(0.11)	(0.15)	(0.15)	(0.15)	(0.07)		(0.06)	(0.07)	(0.11)	(0.13)	(0.12)

Net Asset Value, End of Period	$10.24		$9.94	$10.73	$10.85	$10.72	$10.33	$10.05		$9.95	$10.23	$10.29	$10.26	$10.10

Total Return	3.74	%(B)	(6.36%)	(0.07%)	2.66%	5.30%	(0.96%)	1.69	%(B)	(2.17%)	0.10%	1.39%	2.92%	(0.20%)

Net Assets, End of Period (thousands)	$515,293		$492,000	$650,729	$568,867	$519,431	$435,549	$147,696		$153,148	$122,934	$110,128	$121,169	$100,432
Ratio of Expenses to Average Net Assets	0.20	%(C)	0.20%	0.23%	0.23%	0.22%	0.23%	0.25	%(C)	0.25%	0.25%	0.24%	0.23%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.20	%(C)	0.20%	0.23%	0.23%	0.24%	0.23%	0.25	%(C)	0.25%	0.28%	0.28%	0.29%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.45	%(C)	1.05%	1.07%	1.38%	1.47%	1.45%	1.40	%(C)	0.62%	0.79%	1.07%	1.32%	1.20%
Portfolio Turnover Rate	27	%(B)	32%	10%	33%	19%	7%	50	%(B)	36%	54%	91%	40%	27%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

168

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA MN Municipal Bond Portfolio							DFA Oregon MunicipalBond Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Period Sep 10, 2019 to Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$9.58		$10.00	$10.15	$10.05	$9.73	$9.95	$9.42		$10.14	$10.21	$10.00	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.06		0.08	0.08	0.11	0.11	0.11	0.06		0.06	0.05	0.09	0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	0.14		(0.42)	(0.10)	0.10	0.32	(0.22)	0.28		(0.72)	(0.08)	0.21	(0.01)

Total from Investment Operations	0.20		(0.34)	(0.02)	0.21	0.43	(0.11)	0.34		(0.66)	(0.03)	0.30	—

Less Distributions:
Net Investment Income	(0.06)		(0.08)	(0.08)	(0.11)	(0.11)	(0.11)	(0.06)		(0.06)	(0.04)	(0.09)	(—)
Net Realized Gains	—		—	(0.05)	—	—	—	—		—	—	—	—
Return of Capital	—		—	—	—	—	—	—		—	—	(0.00)*	—

Total Distributions	(0.06)		(0.08)	(0.13)	(0.11)	(0.11)	(0.11)	(0.06)		(0.06)	(0.04)	(0.09)	—

Net Asset Value, End of Period	$9.72		$9.58	$10.00	$10.15	$10.05	$9.73	$9.70		$9.42	$10.14	$10.21	$10.00

Total Return	2.06	%(B)	(3.40%)	(0.18%)	2.13%	4.47%	(1.16%)	3.60	%(B)	(6.51%)	(0.25%)	3.03%	0.05	%(B)

Net Assets, End of Period (thousands)	$29,521		$33,707	$40,844	$38,103	$74,139	$66,318	$66,943		$60,705	$54,243	$39,413	$23,144
Ratio of Expenses to Average Net Assets	0.32	%(C)	0.32%	0.32%	0.30%	0.30%	0.32%	0.32	%(C)	0.32%	0.32%	0.29%	0.32	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.41	%(C)	0.38%	0.41%	0.37%	0.38%	0.38%	0.33	%(C)	0.34%	0.37%	0.87%	0.65	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	1.22	%(C)	0.82%	0.83%	1.05%	1.14%	1.09%	1.27	%(C)	0.66%	0.45%	0.87%	0.47	%(C)(D)
Portfolio Turnover Rate	12	%(B)	44%	20%	27%	14%	14%	9	%(B)	30%	8%	11%	0	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

169

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twelve (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Shares held by the Portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board. These securities are generally categorized as Level 2 in the hierarchy.

170

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

171

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2023, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA Municipal Real Return Portfolio	0.20%
DFA California Municipal Real Return Portfolio	0.20%
DFA Municipal Bond Portfolio	0.16%
DFA Short-Term Municipal Bond Portfolio	0.16%*
DFA Intermediate-Term Municipal Bond Portfolio	0.16%
DFA Selective State Municipal Bond Portfolio	0.20%
DFA Short-Term Selective State Municipal Bond Portfolio	0.18%
DFA California Short-Term Municipal Bond Portfolio	0.16%
DFA California Intermediate-Term Municipal Bond Portfolio	0.16%
DFA NY Municipal Bond Portfolio	0.20%
DFA MN Municipal Bond Portfolio	0.25%
DFA Oregon Municipal Bond Portfolio	0.25%

*	Effective as of February 28, 2023, the management fee payable by the DFA Short-Term Municipal Bond Portfolio was reduced from 0.16% to 0.15%.

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for each of the Portfolios will remain in effect through February 28, 2024. The Fee Waiver Agreements may only be terminated by the Fund’s Board of Directors prior to such applicable date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2023, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2023, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA Municipal Real Return Portfolio (1)	0.27%	—	—	—
DFA California Municipal Real Return Portfolio (2)	0.30%	—	—	—
DFA Municipal Bond Portfolio (1)	0.21%	$17	$1	$12
DFA Short-Term Municipal Bond Portfolio (3)	0.30%	—	—	—
DFA Intermediate-Term Municipal Bond Portfolio (1)	0.23%	—	—	—
DFA Selective State Municipal Bond Portfolio (1)	0.23%	—	21	245
DFA Short-Term Selective State Municipal Bond Portfolio (1)	0.25%	40	101	109
DFA California Short-Term Municipal Bond Portfolio (1)	0.30%	—	—	—

172

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA California Intermediate-Term Municipal Bond Portfolio (1)	0.23%	—	—	—
DFA NY Municipal Bond Portfolio (1)	0.25%	—	$3	$69
DFA MN Municipal Bond Portfolio (1)	0.32%	—	14	96
DFA Oregon Municipal Bond Portfolio (1)	0.32%	$1	4	115

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the DFA Municipal Bond Portfolio was 0.23%.

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the Portfolio was 0.30% of the average net assets of such class of the Portfolio on an annualized basis.

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of the Portfolio (the “Expense Limitation Amount”).

Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
DFA Municipal Real Return Portfolio	$72
DFA California Municipal Real Return Portfolio	25
DFA Municipal Bond Portfolio	20
DFA Short-Term Municipal Bond Portfolio	54
DFA Intermediate-Term Municipal Bond Portfolio	42
DFA Selective State Municipal Bond Portfolio	11
DFA Short-Term Selective State Municipal Bond Portfolio	9
DFA California Short-Term Municipal Bond Portfolio	26
DFA California Intermediate-Term Municipal Bond Portfolio	18
DFA NY Municipal Bond Portfolio	11
DFA MN Municipal Bond Portfolio	4
DFA Oregon Municipal Bond Portfolio	6

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amount paid by the Fund to the CCO was $73 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

173

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA Municipal Real Return Portfolio	$2
DFA California Municipal Real Return Portfolio	—
DFA Municipal Bond Portfolio	1
DFA Short-Term Municipal Bond Portfolio	37
DFA Intermediate-Term Municipal Bond Portfolio	2
DFA Selective State Municipal Bond Portfolio	—
DFA Short-Term Selective State Municipal Bond Portfolio	—
DFA California Short-Term Municipal Bond Portfolio	10
DFA California Intermediate-Term Municipal Bond Portfolio	1
DFA NY Municipal Bond Portfolio	—
DFA MN Municipal Bond Portfolio	—
DFA Oregon Municipal Bond Portfolio	—

E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Municipal Real Return Portfolio	—	—	$312,329	$450,099
DFA California Municipal Real Return Portfolio	—	—	30,149	32,485
DFA Municipal Bond Portfolio	—	—	67,632	23,066
DFA Short-Term Municipal Bond Portfolio	—	—	588,299	1,020,134
DFA Intermediate-Term Municipal Bond Portfolio	—	—	202,215	248,622
DFA Selective State Municipal Bond Portfolio	—	—	165,546	98,019
DFA Short-Term Selective State Municipal Bond Portfolio	—	—	46,206	82,728
DFA California Short-Term Municipal Bond Portfolio	—	—	393,106	390,662
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	154,039	136,738
DFA NY Municipal Bond Portfolio	—	—	70,892	78,299
DFA MN Municipal Bond Portfolio	—	—	3,400	8,386
DFA Oregon Municipal Bond Portfolio	—	—	10,047	5,825

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

174

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of non-deductible expenses, bond amortization, and other book to tax differences, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total*
DFA Municipal Real Return Portfolio
2021	—	—	$10,503	$10,503
2022	—	—	16,450	16,450
DFA California Municipal Real Return Portfolio
2021	—	—	1,502	1,502
2022	—	—	2,206	2,206
DFA Municipal Bond Portfolio
2021	—	—	6,104	6,104
2022	—	—	5,770	5,770
DFA Short-Term Municipal Bond Portfolio
2021	—	—	6,543	6,676
2022	—	—	9,420	9,420
DFA Intermediate-Term Municipal Bond Portfolio
2021	—	—	28,015	28,015
2022	—	—	27,157	27,157
DFA Selective State Municipal Bond Portfolio
2021	—	—	1,085	1,085
2022	—	—	2,396	2,396
DFA Short-Term Selective State Municipal Bond Portfolio
2022	—	—	1,537	1,537
DFA California Short-Term Municipal Bond Portfolio
2021	—	—	4,219	4,219
2022	—	—	4,577	4,577
DFA California Intermediate-Term Municipal Bond Portfolio
2021	—	—	6,427	6,427
2022	—	—	6,164	6,164
DFA NY Municipal Bond Portfolio
2021	—	—	757	757
2022	—	—	805	805
DFA MN Municipal Bond Portfolio
2021	$13	$177	323	513
2022	—	—	297	297
DFA Oregon Municipal Bond Portfolio
2021	—	—	210	210
2022	—	—	393	393

*	Totals do not include the distribution from return of capital during the year ended October 31, 2021, of $133 for the DFA Short-Term Municipal Bond Portfolio.

175

DFA Short-Term Selective State Municipal Bond Portfolio commenced operations on April 12, 2022, and did not pay any distributions for the year ended October 31, 2021.

As of October 31, 2022, the Portfolios did not have any net investment income and short-term capital gains or long-term capital gains distributions designated for federal income tax purposes due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares.

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Municipal Real Return Portfolio	—	—	$(2,004)	$30,216	$28,212
DFA California Municipal Real Return Portfolio	—	—	(46)	4,654	4,608
DFA Municipal Bond Portfolio	—	—	(3,216)	(42,997)	(46,213)
DFA Short-Term Municipal Bond Portfolio	—	—	(1,488)	(40,107)	(41,595)
DFA Intermediate-Term Municipal Bond Portfolio	—	—	(4,855)	(89,944)	(94,799)
DFA Selective State Municipal Bond Portfolio	—	—	(4,507)	(27,265)	(31,772)
DFA Short-Term Selective State Municipal Bond Portfolio	—	—	(233)	(3,043)	(3,276)
DFA California Short-Term Municipal Bond Portfolio	—	—	(2,895)	(18,171)	(21,066)
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	(5,878)	(28,473)	(34,351)
DFA NY Municipal Bond Portfolio	—	—	(173)	(2,979)	(3,152)
DFA MN Municipal Bond Portfolio	—	—	(84)	(1,031)	(1,115)
DFA Oregon Municipal Bond Portfolio	—	—	(442)	(4,103)	(4,545)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Municipal Real Return Portfolio	$2,004	$2,004
DFA California Municipal Real Return Portfolio	46	46
DFA Municipal Bond Portfolio	3,216	3,216

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	Unlimited	Total
DFA Short-Term Municipal Bond Portfolio	$1,488	$1,488
DFA Intermediate-Term Municipal Bond Portfolio	4,855	4,855
DFA Selective State Municipal Bond Portfolio	4,507	4,507
DFA Short-Term Selective State Municipal Bond Portfolio	233	233
DFA California Short-Term Municipal Bond Portfolio	2,895	2,895
DFA California Intermediate-Term Municipal Bond Portfolio	5,878	5,878
DFA NY Municipal Bond Portfolio	173	173
DFA MN Municipal Bond Portfolio	84	84
DFA Oregon Municipal Bond Portfolio	442	442

During the year ended October 31, 2022, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA Municipal Real Return Portfolio	$2,518
DFA California Municipal Real Return Portfolio	1,916

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Municipal Real Return Portfolio	$1,578,697	$2,751	$(19,108)	$(16,357)
DFA California Municipal Real Return Portfolio	285,966	447	(4,480)	(4,033)
DFA Municipal Bond Portfolio	640,229	420	(24,880)	(24,460)
DFA Short-Term Municipal Bond Portfolio	1,791,076	84	(15,810)	(15,726)
DFA Intermediate-Term Municipal Bond Portfolio	1,647,964	4,067	(38,043)	(33,976)
DFA Selective State Municipal Bond Portfolio	355,631	769	(15,040)	(14,271)
DFA Short-Term Selective State Municipal Bond Portfolio	163,185	81	(870)	(789)
DFA California Short-Term Municipal Bond Portfolio	898,898	274	(8,041)	(7,767)
DFA California Intermediate-Term Municipal Bond Portfolio	519,339	1,754	(12,616)	(10,862)
DFA NY Municipal Bond Portfolio	146,936	8	(1,467)	(1,459)
DFA MN Municipal Bond Portfolio	29,601	7	(473)	(466)
DFA Oregon Municipal Bond Portfolio	66,924	121	(2,022)	(1,901)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA Municipal Real Return Portfolio and DFA California Municipal Real Return Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by a Portfolio may not pay income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Swap Agreements: The Portfolios noted below may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the Portfolios to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating “synthetic” inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the Portfolios from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.

Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio. To the extent that a Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.

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3. Repurchase Agreements: The Portfolios may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Portfolios, through their custodian, receive delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Portfolios and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Portfolios’ ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Portfolios seek to assert its rights.

Repurchase agreements (“RA”) permit the Portfolios, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the RA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolios’ obligation under bankruptcy law to return the excess to the counterparty.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2023 was as follows (amounts in thousands):

Swap Contracts*
DFA Municipal Real Return Portfolio	$1,650,286
DFA California Municipal Real Return Portfolio	281,143

*	Average Notional Value of agreements.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2023	Swap Contracts (1)
DFA Municipal Real Return Portfolio	$79,330	$79,330
DFA California Municipal Real Return Portfolio	12,412	12,412

	Liability Derivatives Value
	Total Value at April 30, 2023	Swap Contracts (2)
DFA Municipal Real Return Portfolio	$(2,477)	$(2,477)
DFA California Municipal Real Return Portfolio	(588)	(588)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Swap Contracts.

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The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Swap Contracts (1)
DFA Municipal Real Return Portfolio	$12,353	$12,353
DFA California Municipal Real Return Portfolio	3,987	3,987

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Swap Contracts (2)
DFA Municipal Real Return Portfolio	$(23,491)	$(23,491)
DFA California Municipal Real Return Portfolio	(5,764)	(5,764)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The Portfolios are subject to master netting agreements (“MNA”) with certain counterparties that govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA’s are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA’s contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.

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The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2023 (amounts in thousands):

		Net Amounts of	Gross Amounts Not Offset in the Statements of Assets					Net Amounts of	Gross Amounts Not Offset in the Statements of Assets
		Assets	and Liabilities					Liabilities	and Liabilities
		Presented						Presented
	Gross	in the					Gross	in the
	Amounts of	Statements					Amounts of	Statements
	Recognized	of Assets	Financial	Non-Cash	Cash	Net	Recognized	of Assets	Financial	Non-Cash	Cash	Net
	Assets	and	Instruments	Collateral	Collateral	Amount	Liabilities	and	Instruments	Collateral	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	Received	(c)	(a)	Liabilities	(d)	Pledged	Pledged	(e)
	Assets						Liabilities
DFA Municipal Real Return Portfolio
Bank of America Corp.	$43,492	$43,492	$(538)	$(42,954)	—	—	$538	$538	$(538)	—	—	—
Citibank, N.A.	35,220	35,220	(510)	—	$(34,710)	—	510	510	(510)	—	—	—
Morgan Stanley and Co. International	259	259	(259)	—	—	—	1,429	1,429	(259)	—	—	$1,170
Intercontinental Exchange, Inc.	359	359	—	—	—	$359	—	—	—	—	—	—

Total	$79,330	$79,330	$(1,307)	$(42,954)	$(34,710)	$359	$2,477	$2,477	$(1,307)	—	—	$1,170

DFA California Municipal Real Return Portfolio
Bank of America Corp.	$8,195	$8,195	$(284)	$(7,911)	—	—	$284	$284	$(284)	—	—	—
Citibank, N.A.	4,161	4,161	—	—	$(4,161)	—	—	—	—	—	—	—
Morgan Stanley and Co. International	55	55	(55)	—	—	—	167	167	(55)	—	—	$112
Intercontinental Exchange, Inc.	—	—	—	—	—	—	137	137	—	—	—	137

Total	$12,411	$12,411	$(339)	$(7,911)	$(4,161)	—	$588	$588	$(339)	—	—	$249

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Note I contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings

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under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2023.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2023, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2023
DFA Municipal Real Return Portfolio	Borrower	4.19%	$35,917	1	$4	$35,917	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023 that the Portfolio utilized the interfund lending program.

I. Securities Lending:

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

L. Other:

As of April 30, 2023, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Municipal Real Return Portfolio	3	88%
DFA California Municipal Real Return Portfolio	4	99%
DFA Municipal Bond Portfolio	5	97%
DFA Short-Term Municipal Bond Portfolio	4	90%
DFA Intermediate-Term Municipal Bond Portfolio	3	79%
DFA Selective State Municipal Bond Portfolio	4	88%
DFA Short-Term Selective State Municipal Bond Portfolio	3	100%
DFA California Short-Term Municipal Bond Portfolio	3	95%
DFA California Intermediate-Term Municipal Bond Portfolio	3	95%

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	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA NY Municipal Bond Portfolio	3	92%
DFA MN Municipal Bond Portfolio	3	96%
DFA Oregon Municipal Bond Portfolio	3	97%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 23-24, 2023, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of sanctions regimes adopted by various government and regulatory bodies on Russian securities in response to the Russia-Ukraine conflict and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

187

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 19-20, 2022 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc. (together, the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2022, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board also considered the proposed reduction of the management fee for DFA Short-Term Municipal Bond Portfolio. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

188

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

189

DFA043023-002MS 00286341

Semi-Annual Report

Six Months Ended: April 30, 2023 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Social Core Equity 2 Portfolio

U.S. Sustainability Core 1 Portfolio

U.S. Sustainability Targeted Value Portfolio

International Sustainability Core 1 Portfolio

International Social Core Equity Portfolio

Emerging Markets Sustainability Core 1 Portfolio

Emerging Markets Social Core Equity Portfolio

Global Social Core Equity Portfolio

DFA Social Fixed Income Portfolio

DFA Global Sustainability Fixed Income Portfolio

June 2023

Dear Shareholder,

Dimensional has a long history of putting financial science to work for investors around the world. We believe in the power of markets. We focus on the drivers of higher expected returns. We add value through implementation. And we’re committed to delivering an exceptional client experience to help investors pursue their goals.

We’ve been innovating on behalf of investors since 1981. We start with what clients are looking for and then determine how best to deliver flexible, low-cost, diversified strategies to meet those needs. Our ability to capture long-term premiums has led Dimensional to outperform benchmarks and peers over long periods of time and across strategies.

Whether you’re investing through mutual funds or ETFs, we believe investors can have a successful investment experience without having to outguess the market. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler CO-CHIEF EXECUTIVE OFFICER	Gerard O’Reilly CO-CHIEF EXECUTIVE OFFICER and CHIEF INVESTMENT OFFICE

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings/Schedules of Investments

Investment Abbreviations

ADR	American Depositary Receipt
SA	Special Assessment
GDR	Global Depositary Receipt
SOFR	Secured Overnight Financing Rate
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
USD	United States Dollar

Investment Footnotes
†	See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
^	Denominated in USD, unless otherwise noted.
(r)	The adjustable rate shown is effective as of April 30, 2023.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

1

CONTINUED

(E)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
℧	Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2023

EXPENSE TABLES

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Social Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$1,068.60	0.21%	$1.08
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05

U.S. Sustainability Core 1 Portfolio
Actual Fund Return	$1,000.00	$1,070.20	0.17%	$0.87
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Sustainability Targeted Value Portfolio
Actual Fund Return	$1,000.00	$989.00	0.34%	$1.68
Hypothetical 5% Annual Return	$1,000.00	$1,023.11	0.34%	$1.71

International Sustainability Core 1 Portfolio
Actual Fund Return	$1,000.00	$1,236.70	0.24%	$1.33
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20

International Social Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,230.80	0.27%	$1.49
Hypothetical 5% Annual Return	$1,000.00	$1,023.46	0.27%	$1.35

Emerging Markets Sustainability Core 1 Portfolio
Actual Fund Return	$1,000.00	$1,185.80	0.46%	$2.49
Hypothetical 5% Annual Return	$1,000.00	$1,022.51	0.46%	$2.31

Emerging Markets Social Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,182.50	0.44%	$2.38
Hypothetical 5% Annual Return	$1,000.00	$1,022.61	0.44%	$2.21

Global Social Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,125.80	0.34%	$1.79
Hypothetical 5% Annual Return	$1,000.00	$1,023.11	0.34%	$1.71

DFA Social Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,076.00	0.22%	$1.13
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

DFA Global Sustainability Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,065.30	0.23%	$1.18
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

4

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FUND OF FUNDS

Affiliated Investment Companies
Global Social Core Equity Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

U.S. Social Core Equity 2 Portfolio
Communication Services	8.2%
Consumer Discretionary	13.0%
Consumer Staples	6.2%
Energy	3.0%
Financials	17.6%
Health Care	6.4%
Industrials	15.8%
Information Technology	23.0%
Materials	5.3%
Real Estate	0.4%
Utilities	1.1%

100.0%

U.S. Sustainability Core 1 Portfolio
Communication Services	8.8%
Consumer Discretionary	12.8%
Consumer Staples	6.6%
Energy	2.2%
Financials	16.9%
Health Care	14.7%
Industrials	13.4%
Information Technology	19.6%
Materials	3.6%
Real Estate	0.3%
Utilities	1.1%

100.0%

U.S. Sustainability Targeted Value Portfolio
Communication Services	3.8%
Consumer Discretionary	17.0%
Consumer Staples	4.1%
Energy	4.2%
Financials	26.4%
Health Care	6.8%
Industrials	21.2%
Information Technology	9.4%
Materials	5.4%
Real Estate	1.4%
Utilities	0.3%

100.0%

5

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

International Sustainability Core 1 Portfolio
Communication Services	5.7%
Consumer Discretionary	14.0%
Consumer Staples	7.5%
Energy	1.5%
Financials	19.2%
Health Care	10.4%
Industrials	20.0%
Information Technology	8.3%
Materials	8.3%
Real Estate	2.3%
Utilities	2.8%

100.0%

International Social Core Equity Portfolio
Communication Services	6.5%
Consumer Discretionary	13.9%
Consumer Staples	6.1%
Energy	3.0%
Financials	20.9%
Health Care	3.4%
Industrials	20.4%
Information Technology	8.5%
Materials	11.4%
Real Estate	2.6%
Utilities	3.3%

100.0%

Emerging Markets Sustainability Core 1 Portfolio
Communication Services	8.3%
Consumer Discretionary	12.9%
Consumer Staples	6.7%
Energy	1.7%
Financials	18.9%
Health Care	5.8%
Industrials	10.3%
Information Technology	20.6%
Materials	8.9%
Real Estate	3.3%
Utilities	2.6%

100.0%

Emerging Markets Social Core Equity Portfolio
Communication Services	8.4%
Consumer Discretionary	12.6%
Consumer Staples	5.6%
Energy	2.3%
Financials	20.1%
Health Care	3.1%
Industrials	10.0%
Information Technology	22.0%
Materials	9.9%
Real Estate	3.6%
Utilities	2.4%

100.0%

FIXED INCOME PORTFOLIOS

DFA Social Fixed Income Portfolio
Basic Materials	2.0%
Communications	5.0%
Consumer, Cyclical	6.2%
Consumer, Non-cyclical	4.6%
Energy	3.1%
Financials	25.8%
Foreign Government	1.4%
Industrials	4.0%
Supranational	0.3%
Technology	4.6%
U.S. Government	41.8%
Utilities	1.2%

100.0%

DFA Global Sustainability Fixed Income Portfolio
Basic Materials	0.2%
Communications	5.1%
Consumer, Cyclical	7.5%
Consumer, Non-cyclical	10.6%
Financials	37.9%
Foreign Government	15.9%
Industrials	9.1%
Supranational	6.0%
Technology	4.0%
U.S. Government	3.7%

100.0%

6

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (94.9%)
COMMUNICATION SERVICES — (7.8%)
* Alphabet, Inc., Class A	153,535	$16,480,447	1.1%
* Alphabet, Inc., Class C	143,420	15,520,912	1.1%
AT&T, Inc.	275,027	4,859,727	0.3%
Comcast Corp., Class A	193,628	8,010,390	0.6%
* Meta Platforms, Inc., Class A	108,659	26,112,931	1.8%
Verizon Communications, Inc.	235,673	9,151,183	0.6%
* Walt Disney Co.	46,713	4,788,082	0.3%
Other Securities		37,022,937	2.4%

TOTAL COMMUNICATION SERVICES		121,946,609	8.2%

CONSUMER DISCRETIONARY — (12.3%)
* Amazon.com, Inc.	235,844	24,869,750	1.7%
* Booking Holdings, Inc.	1,537	4,128,858	0.3%
DR Horton, Inc.	33,341	3,661,509	0.3%
Home Depot, Inc.	40,862	12,280,665	0.8%
NIKE, Inc., Class B	39,552	5,012,029	0.3%
* Tesla, Inc.	40,538	6,660,799	0.5%
TJX Cos., Inc.	46,971	3,702,254	0.3%
Other Securities		132,320,271	8.7%

TOTAL CONSUMER DISCRETIONARY		192,636,135	12.9%

CONSUMER STAPLES — (5.9%)
Coca-Cola Co.	83,717	5,370,446	0.4%
Costco Wholesale Corp.	10,731	5,400,054	0.4%
Kroger Co.	79,338	3,858,207	0.3%
PepsiCo, Inc.	61,706	11,779,058	0.8%
Target Corp.	23,531	3,712,015	0.3%
Walmart, Inc.	40,579	6,126,212	0.4%
Other Securities		56,617,605	3.6%

TOTAL CONSUMER STAPLES		92,863,597	6.2%

ENERGY — (2.8%)
Marathon Petroleum Corp.	33,181	4,048,082	0.3%
Occidental Petroleum Corp.	58,591	3,605,104	0.3%
Other Securities		36,493,840	2.3%

TOTAL ENERGY		44,147,026	2.9%

FINANCIALS — (16.7%)
American Express Co.	32,460	5,237,096	0.4%
Bank of America Corp.	191,203	5,598,424	0.4%
Goldman Sachs Group, Inc.	10,685	3,669,656	0.3%
JPMorgan Chase & Co.	112,899	15,607,158	1.1%
Mastercard, Inc., Class A	34,316	13,041,109	0.9%
Morgan Stanley	50,042	4,502,279	0.3%
# Visa, Inc., Class A	60,057	13,977,066	0.9%
Wells Fargo & Co.	116,492	4,630,557	0.3%
Other Securities		195,950,613	13.0%

TOTAL FINANCIALS		262,213,958	17.6%

7

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (6.1%)
CVS Health Corp.	50,222	$3,681,775	0.3%
Other Securities		92,030,938	6.1%

TOTAL HEALTH CARE		95,712,713	6.4%

INDUSTRIALS — (15.0%)
Automatic Data Processing, Inc.	18,010	3,962,200	0.3%
Caterpillar, Inc.	22,679	4,962,165	0.3%
Deere & Co.	13,655	5,161,863	0.4%
Honeywell International, Inc.	20,503	4,097,320	0.3%
Union Pacific Corp.	30,526	5,973,938	0.4%
United Parcel Service, Inc., Class B	33,849	6,086,389	0.4%
Other Securities		204,901,659	13.7%

TOTAL INDUSTRIALS		235,145,534	15.8%

INFORMATION TECHNOLOGY — (21.8%)
Accenture PLC, Class A	25,686	7,199,529	0.5%
* Adobe, Inc.	17,884	6,752,283	0.5%
Apple, Inc.	442,982	75,165,186	5.1%
Applied Materials, Inc.	41,905	4,736,522	0.3%
Broadcom, Inc.	20,802	13,032,453	0.9%
Cisco Systems, Inc.	118,324	5,590,809	0.4%
Intel Corp.	130,734	4,060,598	0.3%
International Business Machines Corp.	43,893	5,548,514	0.4%
Microsoft Corp.	260,389	80,007,124	5.4%
NVIDIA Corp.	18,917	5,249,278	0.4%
QUALCOMM, Inc.	51,747	6,044,050	0.4%
Texas Instruments, Inc.	45,032	7,529,350	0.5%
Other Securities		121,511,123	7.8%

TOTAL INFORMATION TECHNOLOGY		342,426,819	22.9%

MATERIALS — (5.1%)
Linde PLC	15,837	5,850,980	0.4%
Other Securities		73,353,153	4.9%

TOTAL MATERIALS		79,204,133	5.3%

REAL ESTATE — (0.4%)
Other Securities		5,576,207	0.4%

UTILITIES — (1.0%)
Other Securities		15,924,149	1.1%

TOTAL COMMON STOCKS		1,487,796,880	99.7%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		23,421	0.0%

8

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$91,936	0.0%

TOTAL PREFERRED STOCKS		115,357	0.0%

TOTAL INVESTMENT SECURITIES (Cost $844,139,003)		1,487,912,237

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	2,837,580	2,837,580	0.2%

SECURITIES LENDING COLLATERAL — (4.9%)
@§ The DFA Short Term Investment Fund	6,694,993	77,440,979	5.2%

TOTAL INVESTMENTS—(100.0%) (Cost $924,408,550)		$1,568,190,796	105.1%

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$121,946,609	—	—	$121,946,609
Consumer Discretionary	191,849,707	$786,428	—	192,636,135
Consumer Staples	92,849,336	14,261	—	92,863,597
Energy	44,147,026	—	—	44,147,026
Financials	262,175,307	38,651	—	262,213,958
Health Care	95,351,199	297,173	$64,341	95,712,713
Industrials	235,145,232	—	302	235,145,534
Information Technology	342,426,819	—	—	342,426,819
Materials	79,182,288	17,825	4,020	79,204,133
Real Estate	5,576,207	—	—	5,576,207
Utilities	15,924,149	—	—	15,924,149
Preferred Stocks
Communication Services	23,421	—	—	23,421
Industrials	91,936	—	—	91,936
Temporary Cash Investments	2,837,580	—	—	2,837,580
Securities Lending Collateral	—	77,440,979	—	77,440,979

TOTAL	$1,489,526,816	$78,595,317	$68,663^	$1,568,190,796

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

9

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.1%)
COMMUNICATION SERVICES — (8.5%)
* Alphabet, Inc., Class A	738,387	$79,258,461	1.5%
* Alphabet, Inc., Class C	682,120	73,819,026	1.4%
Comcast Corp., Class A	814,312	33,688,087	0.7%
* Meta Platforms, Inc., Class A	499,426	120,022,056	2.3%
Verizon Communications, Inc.	647,843	25,155,744	0.5%
* Walt Disney Co.	190,408	19,516,820	0.4%
Other Securities		103,640,315	1.9%

TOTAL COMMUNICATION SERVICES		455,100,509	8.7%

CONSUMER DISCRETIONARY — (12.4%)
* Amazon.com, Inc.	768,916	81,082,192	1.6%
* Booking Holdings, Inc.	6,994	18,788,052	0.4%
DR Horton, Inc.	155,179	17,041,758	0.3%
Home Depot, Inc.	163,348	49,092,608	1.0%
McDonald’s Corp.	66,182	19,573,326	0.4%
NIKE, Inc., Class B	247,014	31,301,614	0.6%
* Tesla, Inc.	312,608	51,364,620	1.0%
Other Securities		395,701,981	7.5%

TOTAL CONSUMER DISCRETIONARY		663,946,151	12.8%

CONSUMER STAPLES — (6.4%)
Coca-Cola Co.	537,516	34,481,651	0.7%
Costco Wholesale Corp.	75,825	38,156,656	0.7%
PepsiCo, Inc.	121,503	23,193,708	0.5%
Procter & Gamble Co.	263,175	41,155,306	0.8%
Walmart, Inc.	227,402	34,330,880	0.7%
Other Securities		169,793,032	3.2%

TOTAL CONSUMER STAPLES		341,111,233	6.6%

ENERGY — (2.1%)
Schlumberger NV	328,618	16,217,298	0.3%
Other Securities		97,475,084	1.9%

TOTAL ENERGY		113,692,382	2.2%

FINANCIALS — (16.4%)
American Express Co.	98,561	15,901,832	0.3%
JPMorgan Chase & Co.	342,926	47,406,090	0.9%
Mastercard, Inc., Class A	125,721	47,777,752	0.9%
Morgan Stanley	203,317	18,292,430	0.4%
Travelers Cos., Inc.	100,687	18,238,443	0.4%
# Visa, Inc., Class A	235,534	54,815,828	1.1%
Other Securities		671,812,928	12.8%

TOTAL FINANCIALS		874,245,303	16.8%

HEALTH CARE — (14.3%)
AbbVie, Inc.	269,102	40,666,694	0.8%
Amgen, Inc.	87,600	21,001,224	0.4%
Bristol-Myers Squibb Co.	370,018	24,706,102	0.5%

10

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Cigna Group	68,560	$17,365,562	0.3%
CVS Health Corp.	249,508	18,291,431	0.4%
Danaher Corp.	70,075	16,601,468	0.3%
Elevance Health, Inc.	44,081	20,658,561	0.4%
Eli Lilly & Co.	59,388	23,509,334	0.5%
Gilead Sciences, Inc.	260,829	21,442,752	0.4%
Johnson & Johnson	336,501	55,085,214	1.1%
Merck & Co., Inc.	239,442	27,648,368	0.5%
Pfizer, Inc.	889,684	34,599,811	0.7%
Thermo Fisher Scientific, Inc.	32,388	17,972,101	0.4%
UnitedHealth Group, Inc.	176,057	86,635,889	1.7%
Other Securities		336,447,255	6.3%

TOTAL HEALTH CARE		762,631,766	14.7%

INDUSTRIALS — (13.0%)
Raytheon Technologies Corp.	175,840	17,566,416	0.3%
Other Securities		678,431,894	13.1%

TOTAL INDUSTRIALS		695,998,310	13.4%

INFORMATION TECHNOLOGY — (19.1%)
Accenture PLC, Class A	88,943	24,929,833	0.5%
* Adobe, Inc.	52,437	19,798,114	0.4%
Apple, Inc.	1,678,000	284,723,040	5.5%
Broadcom, Inc.	74,752	46,832,128	0.9%
Cisco Systems, Inc.	538,922	25,464,064	0.5%
International Business Machines Corp.	157,533	19,913,747	0.4%
Microsoft Corp.	540,305	166,014,114	3.2%
NVIDIA Corp.	225,605	62,603,131	1.2%
Oracle Corp.	197,919	18,746,888	0.4%
QUALCOMM, Inc.	197,675	23,088,440	0.5%
Other Securities		326,985,748	6.1%

TOTAL INFORMATION TECHNOLOGY		1,019,099,247	19.6%

MATERIALS — (3.5%)
Other Securities		188,140,265	3.6%

REAL ESTATE — (0.3%)
Other Securities		13,435,147	0.3%

UTILITIES — (1.1%)
Other Securities		58,104,431	1.1%

TOTAL COMMON STOCKS		5,185,504,744	99.8%

PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
Other Security		129,146	0.0%

TOTAL PREFERRED STOCKS		129,146	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,533,021,567)		5,185,633,890

11

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	9,474,952	$9,474,952	0.2%

SECURITIES LENDING COLLATERAL — (2.7%)
@§ The DFA Short Term Investment Fund	12,701,612	146,919,550	2.8%

TOTAL INVESTMENTS—(100.0%) (Cost $3,689,402,337)		$5,342,028,392	102.8%

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$455,100,509	—	—	$455,100,509
Consumer Discretionary	662,357,813	$1,588,338	—	663,946,151
Consumer Staples	341,080,809	30,424	—	341,111,233
Energy	113,692,382	—	—	113,692,382
Financials	874,056,083	189,220	—	874,245,303
Health Care	761,995,318	513,010	$123,438	762,631,766
Industrials	695,998,310	—	—	695,998,310
Information Technology	1,019,099,247	—	—	1,019,099,247
Materials	188,137,482	2,783	—	188,140,265
Real Estate	13,435,147	—	—	13,435,147
Utilities	58,104,431	—	—	58,104,431
Preferred Stocks
Industrials	129,146	—	—	129,146
Temporary Cash Investments	9,474,952	—	—	9,474,952
Securities Lending Collateral	—	146,919,550	—	146,919,550

TOTAL	$5,192,661,629	$149,243,325	$123,438^	$5,342,028,392

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

12

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.7%)
COMMUNICATION SERVICES — (3.8%)
News Corp., Class A	71,983	$1,267,621	0.4%
Other Securities		11,544,449	3.4%

TOTAL COMMUNICATION SERVICES		12,812,070	3.8%

CONSUMER DISCRETIONARY — (16.6%)
Academy Sports & Outdoors, Inc.	19,783	1,256,616	0.4%
* AutoNation, Inc.	8,609	1,133,805	0.3%
BorgWarner, Inc.	51,783	2,492,316	0.7%
Lithia Motors, Inc.	5,861	1,294,636	0.4%
* Mohawk Industries, Inc.	11,917	1,262,010	0.4%
Penske Automotive Group, Inc.	13,166	1,824,544	0.6%
PulteGroup, Inc.	43,132	2,896,314	0.9%
PVH Corp.	12,462	1,069,364	0.3%
* Taylor Morrison Home Corp.	28,582	1,231,598	0.4%
Toll Brothers, Inc.	24,849	1,588,100	0.5%
Other Securities		40,541,373	12.0%

TOTAL CONSUMER DISCRETIONARY		56,590,676	16.9%

CONSUMER STAPLES — (4.0%)
Molson Coors Beverage Co., Class B	27,312	1,624,518	0.5%
Other Securities		12,075,437	3.6%

TOTAL CONSUMER STAPLES		13,699,955	4.1%

ENERGY — (4.1%)
HF Sinclair Corp.	40,798	1,799,600	0.5%
* TechnipFMC PLC	86,764	1,187,799	0.4%
Other Securities		10,853,209	3.2%

TOTAL ENERGY		13,840,608	4.1%

FINANCIALS — (25.8%)
Everest Re Group Ltd.	2,918	1,103,004	0.3%
First American Financial Corp.	20,698	1,192,412	0.4%
First Horizon Corp.	74,501	1,307,493	0.4%
Invesco Ltd.	82,884	1,419,803	0.4%
Jefferies Financial Group, Inc.	37,162	1,190,299	0.4%
New York Community Bancorp, Inc.	159,367	1,703,623	0.5%
Old Republic International Corp.	63,596	1,607,071	0.5%
Prosperity Bancshares, Inc.	19,566	1,225,223	0.4%
SouthState Corp.	18,992	1,310,068	0.4%
Unum Group	39,977	1,687,029	0.5%
Voya Financial, Inc.	14,014	1,071,791	0.3%
Webster Financial Corp.	28,458	1,061,483	0.3%
Other Securities		72,302,214	21.6%

TOTAL FINANCIALS		88,181,513	26.4%

HEALTH CARE — (6.7%)
* Envista Holdings Corp.	31,343	1,206,392	0.4%
Perrigo Co. PLC	28,145	1,046,713	0.3%

13

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Universal Health Services, Inc., Class B	16,077	$2,417,177	0.7%
Other Securities		18,149,520	5.4%

TOTAL HEALTH CARE		22,819,802	6.8%

INDUSTRIALS — (20.7%)
AGCO Corp.	12,422	1,539,583	0.5%
Air Lease Corp.	29,576	1,189,547	0.4%
* Builders FirstSource, Inc.	24,363	2,308,881	0.7%
* Gates Industrial Corp. PLC	77,664	1,046,134	0.3%
Knight-Swift Transportation Holdings, Inc.	32,720	1,842,790	0.6%
Regal Rexnord Corp.	13,105	1,705,747	0.5%
Triton International Ltd.	19,559	1,616,942	0.5%
U-Haul Holding Co.	23,965	1,296,506	0.4%
WESCO International, Inc.	9,720	1,399,680	0.4%
Other Securities		56,791,542	16.9%

TOTAL INDUSTRIALS		70,737,352	21.2%

INFORMATION TECHNOLOGY — (9.1%)
Amkor Technology, Inc.	52,846	1,182,165	0.4%
* Arrow Electronics, Inc.	15,398	1,761,993	0.5%
* DXC Technology Co.	57,016	1,359,832	0.4%
* First Solar, Inc.	5,946	1,085,621	0.3%
* Flex Ltd.	57,182	1,176,234	0.4%
TD SYNNEX Corp.	18,648	1,660,418	0.5%
Other Securities		22,985,681	6.8%

TOTAL INFORMATION TECHNOLOGY		31,211,944	9.3%

MATERIALS — (5.2%)
Commercial Metals Co.	25,087	1,171,312	0.4%
Huntsman Corp.	53,497	1,433,185	0.4%
Reliance Steel & Aluminum Co.	9,040	2,240,112	0.7%
WestRock Co.	44,329	1,326,767	0.4%
Other Securities		11,714,985	3.5%

TOTAL MATERIALS		17,886,361	5.4%

REAL ESTATE — (1.4%)
* Jones Lang LaSalle, Inc.	9,546	1,327,276	0.4%
Other Securities		3,355,670	1.0%

TOTAL REAL ESTATE		4,682,946	1.4%

UTILITIES — (0.3%)
Other Securities		1,050,757	0.3%

TOTAL COMMON STOCKS (Cost $310,579,466)		333,513,984	99.7%

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	1,106,886	1,106,886	0.3%

14

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	588,120	$6,802,787	2.1%

TOTAL INVESTMENTS—(100.0%) (Cost $318,488,714)		$341,423,657	102.1%

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$12,812,070	—	—	$12,812,070
Consumer Discretionary	56,048,848	$541,828	—	56,590,676
Consumer Staples	13,699,955	—	—	13,699,955
Energy	13,840,608	—	—	13,840,608
Financials	88,181,513	—	—	88,181,513
Health Care	22,424,955	376,607	$18,240	22,819,802
Industrials	70,737,352	—	—	70,737,352
Information Technology	31,201,493	10,451	—	31,211,944
Materials	17,886,361	—	—	17,886,361
Real Estate	4,682,946	—	—	4,682,946
Utilities	1,050,757	—	—	1,050,757
Temporary Cash Investments	1,106,886	—	—	1,106,886
Securities Lending Collateral	—	6,802,787	—	6,802,787

TOTAL	$333,673,744	$7,731,673	$18,240^	$341,423,657

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

15

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (90.7%)
AUSTRALIA — (4.4%)
Other Securities		$152,561,846	4.8%

AUSTRIA — (0.3%)
Other Securities		10,058,157	0.3%

BELGIUM — (1.0%)
Other Securities		34,589,961	1.1%

CANADA — (8.7%)
National Bank of Canada	128,460	9,579,152	0.3%
Royal Bank of Canada	108,645	10,786,315	0.4%
# Royal Bank of Canada	113,636	11,285,191	0.4%
Other Securities		267,150,276	8.4%

TOTAL CANADA		298,800,934	9.5%

CHINA — (0.0%)
Other Securities		381,456	0.0%

DENMARK — (3.7%)
Novo Nordisk AS, Class B	374,500	62,299,704	2.0%
Novo Nordisk AS, Sponsored ADR	14,665	2,450,375	0.1%
Other Securities		62,335,134	1.9%

TOTAL DENMARK		127,085,213	4.0%

FINLAND — (1.9%)
Sampo Oyj, Class A	175,524	8,901,692	0.3%
Other Securities		56,711,404	1.8%

TOTAL FINLAND		65,613,096	2.1%

FRANCE — (9.5%)
# Airbus SE	113,134	15,842,684	0.5%
# AXA SA	355,330	11,598,036	0.4%
BNP Paribas SA	151,420	9,783,763	0.3%
Hermes International	8,129	17,648,672	0.6%
Kering SA	13,378	8,566,826	0.3%
# L’Oreal SA	50,782	24,269,580	0.8%
# LVMH Moet Hennessy Louis Vuitton SE	55,094	52,993,880	1.7%
Orange SA	977,626	12,724,697	0.4%
Sanofi	101,017	10,886,429	0.4%
Schneider Electric SE	48,655	8,485,033	0.3%
# Vinci SA	83,652	10,347,017	0.3%
Other Securities		141,904,488	4.3%

TOTAL FRANCE		325,051,105	10.3%

GERMANY — (6.5%)
Adidas AG	46,381	8,167,973	0.3%
Allianz SE	58,066	14,580,777	0.5%
E.ON SE	689,106	9,115,319	0.3%
Mercedes-Benz Group AG	175,252	13,667,204	0.4%

16

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
SAP SE	79,831	$10,802,422	0.4%
Siemens AG	86,878	14,320,301	0.5%
Other Securities		153,941,367	4.7%

TOTAL GERMANY		224,595,363	7.1%

HONG KONG — (1.6%)
AIA Group Ltd.	1,762,200	19,185,197	0.6%
Other Securities		35,130,793	1.1%

TOTAL HONG KONG		54,315,990	1.7%

IRELAND — (0.5%)
Other Securities		18,567,033	0.6%

ISRAEL — (0.6%)
Other Securities		18,881,918	0.6%

ITALY — (2.0%)
Other Securities		67,514,267	2.1%

JAPAN — (18.3%)
KDDI Corp.	307,000	9,583,966	0.3%
Keyence Corp.	26,200	11,815,049	0.4%
Nintendo Co. Ltd.	288,000	12,175,882	0.4%
Recruit Holdings Co. Ltd.	375,900	10,545,343	0.4%
Shin-Etsu Chemical Co. Ltd.	296,000	8,446,602	0.3%
Sony Group Corp.	204,300	18,483,777	0.6%
Tokyo Electron Ltd.	73,500	8,416,153	0.3%
Toyota Motor Corp.	1,239,500	17,018,364	0.6%
Other Securities		532,863,980	16.6%

TOTAL JAPAN		629,349,116	19.9%

NETHERLANDS — (4.4%)
ASML Holding NV	6,365	4,039,251	0.1%
ASML Holding NV	56,060	35,702,372	1.1%
# ING Groep NV	669,178	8,299,338	0.3%
Koninklijke Ahold Delhaize NV	254,581	8,753,678	0.3%
Prosus NV	118,163	8,842,556	0.3%
Wolters Kluwer NV	79,859	10,580,814	0.3%
Other Securities		73,268,747	2.3%

TOTAL NETHERLANDS		149,486,756	4.7%

NEW ZEALAND — (0.3%)
Other Securities		10,442,854	0.3%

NORWAY — (0.6%)
Other Securities		19,688,677	0.6%

PORTUGAL — (0.2%)
Other Securities		6,372,687	0.2%

SINGAPORE — (0.6%)
Other Securities		21,706,218	0.7%

17

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (2.0%)
Other Securities		$70,036,812	2.2%

SWEDEN — (3.5%)
Other Securities		121,640,644	3.8%

SWITZERLAND — (8.0%)
ABB Ltd.	252,324	9,102,239	0.3%
Givaudan SA	3,305	11,560,782	0.4%
Novartis AG, Sponsored ADR	245,119	25,141,856	0.8%
# Roche Holding AG	5,649	1,911,630	0.1%
Roche Holding AG	140,776	44,082,617	1.4%
Sika AG	51,290	14,167,473	0.5%
Swisscom AG	14,924	10,246,078	0.3%
Zurich Insurance Group AG	26,003	12,610,212	0.4%
Other Securities		145,559,736	4.5%

TOTAL SWITZERLAND		274,382,623	8.7%

UNITED KINGDOM — (11.8%)
3i Group PLC	404,981	9,010,438	0.3%
AstraZeneca PLC, Sponsored ADR	224,271	16,421,123	0.5%
# Diageo PLC, Sponsored ADR	85,975	15,948,362	0.5%
Experian PLC	313,842	11,111,537	0.4%
# HSBC Holdings PLC, Sponsored ADR	269,126	9,701,992	0.3%
# RELX PLC, Sponsored ADR	395,718	13,102,216	0.4%
# Unilever PLC, Sponsored ADR	385,422	21,402,484	0.7%
Other Securities		306,653,234	9.7%

TOTAL UNITED KINGDOM		403,351,386	12.8%

UNITED STATES — (0.3%)
Other Securities		9,524,785	0.3%

TOTAL COMMON STOCKS		3,113,998,897	98.4%

PREFERRED STOCKS — (0.6%)

GERMANY — (0.6%)
Other Securities		18,852,214	0.6%

RIGHTS/WARRANTS — (0.0%)

FRANCE — (0.0%)
Other Security		8,236	0.0%

SPAIN — (0.0%)
Other Securities		28,861	0.0%

TOTAL RIGHTS/WARRANTS		37,097	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,658,942,016)		3,132,888,208

18

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (8.7%)
@§ The DFA Short Term Investment Fund	25,897,235	$299,553,320	9.5%

TOTAL INVESTMENTS — (100.0%) (Cost $2,958,469,012)		$3,432,441,528	108.5%

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$94,934	$152,459,641	$7,271	$152,561,846
Austria	—	10,058,157	—	10,058,157
Belgium	709,691	33,880,270	—	34,589,961
Canada	298,506,117	294,817	—	298,800,934
China	174,330	207,126	—	381,456
Denmark	2,450,375	124,634,838	—	127,085,213
Finland	—	65,613,096	—	65,613,096
France	—	325,051,105	—	325,051,105
Germany	2,659,298	221,936,065	—	224,595,363
Hong Kong	5,717	54,307,678	2,595	54,315,990
Ireland	—	18,567,033	—	18,567,033
Israel	2,115,654	16,766,264	—	18,881,918
Italy	7,141,600	60,372,667	—	67,514,267
Japan	2,882,116	626,467,000	—	629,349,116
Netherlands	40,570,834	108,915,922	—	149,486,756
New Zealand	23,324	10,419,530	—	10,442,854
Norway	102,151	19,586,526	—	19,688,677
Portugal	—	6,372,687	—	6,372,687
Singapore	—	21,684,362	21,856	21,706,218
Spain	292,445	69,744,367	—	70,036,812
Sweden	284,095	121,356,549	—	121,640,644
Switzerland	39,142,401	235,240,222	—	274,382,623
United Kingdom	94,258,561	309,092,825	—	403,351,386
United States	1,343,704	8,181,081	—	9,524,785
Preferred Stocks
Germany	—	18,852,214	—	18,852,214
Rights/Warrants
France	—	8,236	—	8,236
Spain	—	28,861	—	28,861
Securities Lending Collateral	—	299,553,320	—	299,553,320

TOTAL	$492,757,347	$2,939,652,459	$31,722^	$3,432,441,528

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

19

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (91.9%)
AUSTRALIA — (5.5%)
Commonwealth Bank of Australia	54,285	$3,592,369	0.3%
National Australia Bank Ltd.	170,482	3,281,975	0.3%
Rio Tinto Ltd.	40,480	3,036,187	0.2%
Woodside Energy Group Ltd.	154,410	3,503,613	0.3%
Other Securities		68,161,303	4.8%

TOTAL AUSTRALIA		81,575,447	5.9%

AUSTRIA — (0.7%)
Other Securities		9,676,130	0.7%

BELGIUM — (1.1%)
KBC Group NV	46,398	3,316,919	0.3%
Other Securities		13,258,277	0.9%

TOTAL BELGIUM		16,575,196	1.2%

CANADA — (10.0%)
Bank of Montreal	43,404	3,914,607	0.3%
National Bank of Canada	48,537	3,619,362	0.3%
Nutrien Ltd.	55,811	3,873,295	0.3%
Royal Bank of Canada	94,684	9,403,068	0.7%
# Toronto-Dominion Bank	56,477	3,424,201	0.3%
Other Securities		122,764,740	8.8%

TOTAL CANADA		146,999,273	10.7%

CHINA — (0.0%)
Other Securities		451,100	0.0%

DENMARK — (1.6%)
Other Securities		23,692,075	1.7%

FINLAND — (1.8%)
Other Securities		26,037,541	1.9%

FRANCE — (8.2%)
# Airbus SE	24,597	3,444,433	0.3%
# AXA SA	107,411	3,505,915	0.3%
BNP Paribas SA	45,758	2,956,581	0.2%
Cie de Saint-Gobain	49,501	2,865,846	0.2%
Hermes International	1,336	2,900,557	0.2%
# L’Oreal SA	11,825	5,651,368	0.4%
# LVMH Moet Hennessy Louis Vuitton SE	14,037	13,501,926	1.0%
Orange SA	453,437	5,901,897	0.4%
# Vinci SA	47,193	5,837,359	0.4%
Other Securities		73,952,024	5.4%

TOTAL FRANCE		120,517,906	8.8%

GERMANY — (6.7%)
Allianz SE	19,118	4,800,663	0.4%
BASF SE	76,467	3,955,189	0.3%

20

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Bayerische Motoren Werke AG	25,608	$2,870,257	0.2%
Deutsche Post AG	81,076	3,899,721	0.3%
Deutsche Telekom AG	339,750	8,191,976	0.6%
E.ON SE	262,958	3,478,341	0.3%
Mercedes-Benz Group AG	88,978	6,939,039	0.5%
Other Securities		65,037,629	4.6%

TOTAL GERMANY		99,172,815	7.2%

HONG KONG — (2.3%)
AIA Group Ltd.	611,600	6,658,533	0.5%
Other Securities		26,429,566	1.9%

TOTAL HONG KONG		33,088,099	2.4%

IRELAND — (0.9%)
CRH PLC, Sponsored ADR	95,626	4,637,861	0.3%
Other Securities		8,049,251	0.6%

TOTAL IRELAND		12,687,112	0.9%

ISRAEL — (0.8%)
Other Securities		11,698,153	0.9%

ITALY — (2.9%)
Eni SpA	263,045	3,973,931	0.3%
# Stellantis NV	247,907	4,111,927	0.3%
Other Securities		34,115,148	2.5%

TOTAL ITALY		42,201,006	3.1%

JAPAN — (20.9%)
KDDI Corp.	103,300	3,224,833	0.3%
Mitsubishi UFJ Financial Group, Inc.	488,200	3,055,904	0.2%
Seven & I Holdings Co. Ltd.	65,900	2,986,419	0.2%
Shin-Etsu Chemical Co. Ltd.	107,000	3,053,332	0.2%
Sony Group Corp.	75,100	6,794,575	0.5%
Other Securities		288,955,432	21.0%

TOTAL JAPAN		308,070,495	22.4%

NETHERLANDS — (3.4%)
ASML Holding NV	16,394	10,440,613	0.8%
Koninklijke Ahold Delhaize NV	115,481	3,970,764	0.3%
Other Securities		35,714,303	2.6%

TOTAL NETHERLANDS		50,125,680	3.7%

NEW ZEALAND — (0.3%)
Other Securities		4,929,134	0.4%

NORWAY — (0.9%)
Other Securities		13,154,065	1.0%

PORTUGAL — (0.4%)
Other Securities		5,449,741	0.4%

21

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (1.1%)
Other Securities		$15,640,145	1.1%

SPAIN — (2.8%)
Banco Bilbao Vizcaya Argentaria SA	654,459	4,791,284	0.4%
# Banco Santander SA	849,458	2,984,211	0.2%
Repsol SA	273,915	4,023,729	0.3%
Telefonica SA	948,346	4,307,567	0.3%
Other Securities		25,579,153	1.8%

TOTAL SPAIN		41,685,944	3.0%

SWEDEN — (3.2%)
Volvo AB, Class B	159,032	3,269,809	0.3%
Other Securities		43,871,798	3.1%

TOTAL SWEDEN		47,141,607	3.4%

SWITZERLAND — (6.0%)
Sika AG	11,846	3,272,137	0.3%
Swisscom AG	5,450	3,741,700	0.3%
Zurich Insurance Group AG	8,538	4,140,522	0.3%
Other Securities		76,470,783	5.5%

TOTAL SWITZERLAND		87,625,142	6.4%

UNITED KINGDOM — (10.2%)
BT Group PLC	1,494,683	2,985,318	0.2%
# HSBC Holdings PLC, Sponsored ADR	160,754	5,795,182	0.4%
Rio Tinto PLC	59,752	3,798,576	0.3%
Rio Tinto PLC, Sponsored ADR	62,597	4,005,582	0.3%
Unilever PLC, Sponsored ADR	87,906	4,881,420	0.4%
Other Securities		129,005,981	9.4%

TOTAL UNITED KINGDOM		150,472,059	11.0%

UNITED STATES — (0.2%)
Other Securities		3,173,423	0.2%

TOTAL COMMON STOCKS		1,351,839,288	98.4%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Other Securities		7,326,738	0.5%

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
Other Security		8,004	0.0%

SPAIN — (0.0%)
Other Securities		16,416	0.0%

TOTAL RIGHTS/WARRANTS		24,420	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,179,473,339)		1,359,190,446

22

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (7.6%)
@§ The DFA Short Term Investment Fund	9,705,896	$112,268,102	8.1%

TOTAL INVESTMENTS — (100.0%) (Cost $1,291,734,074)		$1,471,458,548	107.0%

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$206,594	$81,366,725	$2,128	$81,575,447
Austria	—	9,676,130	—	9,676,130
Belgium	364,335	16,210,861	—	16,575,196
Canada	146,615,775	383,498	—	146,999,273
China	286,592	164,508	—	451,100
Denmark	—	23,692,075	—	23,692,075
Finland	519,879	25,517,662	—	26,037,541
France	530,125	119,987,781	—	120,517,906
Germany	2,061,860	97,110,955	—	99,172,815
Hong Kong	7,190	33,078,400	2,509	33,088,099
Ireland	4,637,861	8,049,251	—	12,687,112
Israel	269,207	11,428,946	—	11,698,153
Italy	319,083	41,881,923	—	42,201,006
Japan	536,364	307,534,131	—	308,070,495
Netherlands	11,769,219	38,356,461	—	50,125,680
New Zealand	—	4,929,134	—	4,929,134
Norway	161,066	12,992,999	—	13,154,065
Portugal	—	5,449,741	—	5,449,741
Singapore	—	15,618,819	21,326	15,640,145
Spain	588,463	41,097,481	—	41,685,944
Sweden	5,450	47,136,157	—	47,141,607
Switzerland	8,761,545	78,863,597	—	87,625,142
United Kingdom	22,130,176	128,341,883	—	150,472,059
United States	669,458	2,503,965	—	3,173,423
Preferred Stocks
Germany	—	7,326,738	—	7,326,738
Rights/Warrants
France	—	8,004	—	8,004
Spain	—	16,416	—	16,416
Securities Lending Collateral	—	112,268,102	—	112,268,102

TOTAL	$200,440,242	$1,270,992,343	$25,963^	$1,471,458,548

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

23

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (98.3%)
	BRAZIL — (3.8%)
	Other Securities		$34,785,603	3.8%

	CHILE — (0.6%)
	Other Securities		5,148,502	0.6%

	CHINA — (30.0%)
*	Alibaba Group Holding Ltd.	981,700	10,380,125	1.2%
*	Alibaba Group Holding Ltd., Sponsored ADR	69,011	5,844,542	0.7%
	ANTA Sports Products Ltd.	206,200	2,562,287	0.3%
	Bank of China Ltd., Class H	12,469,000	4,979,594	0.6%
	China Construction Bank Corp., Class H	7,699,000	5,146,982	0.6%
	China Merchants Bank Co. Ltd., Class H	547,000	2,640,436	0.3%
	China Resources Land Ltd.	638,000	2,971,010	0.4%
	Industrial & Commercial Bank of China Ltd., Class H	9,272,000	4,988,373	0.6%
	Kweichow Moutai Co. Ltd., Class A	10,700	2,723,806	0.3%
	Lenovo Group Ltd.	4,002,000	4,094,349	0.5%
	Li Ning Co. Ltd.	577,000	4,126,482	0.5%
*Ω	Meituan, Class B	212,410	3,630,182	0.4%
	NetEase, Inc.	165,800	2,951,638	0.3%
#	NetEase, Inc., ADR	30,627	2,729,784	0.3%
	PICC Property & Casualty Co. Ltd., Class H	1,817,000	2,197,586	0.3%
	Ping An Insurance Group Co. of China Ltd., Class H	919,500	6,708,231	0.8%
	Sinopharm Group Co. Ltd., Class H	770,400	2,728,971	0.3%
	Tencent Holdings Ltd.	579,900	25,756,903	2.9%
*	Vipshop Holdings Ltd., ADR	171,914	2,699,050	0.3%
*Ω	Xiaomi Corp., Class B	2,196,600	3,117,862	0.4%
	Other Securities		170,697,283	18.2%

TOTAL CHINA			273,675,476	30.2%

	COLOMBIA — (0.1%)
	Other Securities		606,900	0.1%

	CZECH REPUBLIC — (0.0%)
	Other Security		211,426	0.0%

	EGYPT — (0.0%)
	Other Security		175,840	0.0%

	GREECE — (0.4%)
	Other Securities		3,939,622	0.4%

	HONG KONG — (0.0%)
	Other Securities		26,485	0.0%

	HUNGARY — (0.1%)
	Other Securities		1,201,205	0.1%

	INDIA — (15.5%)
	Asian Paints Ltd.	69,692	2,473,089	0.3%
	HDFC Bank Ltd.	128,433	2,654,670	0.3%
	Hindustan Unilever Ltd.	77,554	2,335,006	0.3%

24

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
Housing Development Finance Corp. Ltd.	134,586	$4,576,342	0.5%
ICICI Bank Ltd., Sponsored ADR	156,926	3,570,066	0.4%
Infosys Ltd.	326,432	5,037,374	0.6%
Infosys Ltd., Sponsored ADR	249,310	3,874,277	0.4%
Mahindra & Mahindra Ltd.	148,703	2,234,052	0.3%
Tata Consultancy Services Ltd.	122,193	4,824,727	0.5%
* Tata Motors Ltd.	404,077	2,408,420	0.3%
Other Securities		107,280,960	11.7%

TOTAL INDIA		141,268,983	15.6%

INDONESIA — (0.9%)
Other Securities		8,013,192	0.9%

KUWAIT — (0.2%)
Other Securities		1,767,438	0.2%

MALAYSIA — (1.1%)
Other Securities		10,369,643	1.1%

MEXICO — (2.4%)
Grupo Financiero Banorte SAB de CV, Class O	259,298	2,247,216	0.3%
Wal-Mart de Mexico SAB de CV	609,430	2,456,430	0.3%
Other Securities		16,716,964	1.8%

TOTAL MEXICO		21,420,610	2.4%

PERU — (0.1%)
Other Securities		706,979	0.1%

PHILIPPINES — (0.4%)
Other Securities		3,606,829	0.4%

POLAND — (0.7%)
Other Securities		6,729,883	0.7%

QATAR — (0.8%)
Other Securities		7,631,264	0.8%

SAUDI ARABIA — (3.6%)
Al Rajhi Bank	183,940	3,796,512	0.4%
Saudi National Bank	172,423	2,262,993	0.3%
Saudi Telecom Co.	197,840	2,381,197	0.3%
Other Securities		24,801,841	2.7%

TOTAL SAUDI ARABIA		33,242,543	3.7%

SOUTH AFRICA — (2.8%)
Gold Fields Ltd., Sponsored ADR	157,913	2,457,126	0.3%
Other Securities		22,888,683	2.5%

TOTAL SOUTH AFRICA		25,345,809	2.8%

SOUTH KOREA — (13.8%)
LG Electronics, Inc.	32,197	2,643,950	0.3%
Samsung Electronics Co. Ltd.	343,746	16,913,708	1.9%
Samsung Electronics Co. Ltd., GDR	2,910	3,605,864	0.4%

25

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	SOUTH KOREA — (Continued)
Ω	Samsung Electronics Co. Ltd., GDR	4,405	$5,435,770	0.6%
	SK Hynix, Inc.	39,759	2,675,124	0.3%
#*	SK Innovation Co. Ltd.	19,000	2,472,891	0.3%
	Other Securities		91,751,004	10.0%

TOTAL SOUTH KOREA			125,498,311	13.8%

	TAIWAN — (16.8%)
	ASE Technology Holding Co. Ltd.	686,000	2,255,258	0.3%
	Hon Hai Precision Industry Co. Ltd.	1,058,600	3,607,230	0.4%
	MediaTek, Inc.	186,000	4,044,354	0.5%
	Novatek Microelectronics Corp.	186,000	2,542,826	0.3%
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,152,000	18,864,684	2.1%
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	84,973	7,163,224	0.8%
	Other Securities		115,220,416	12.6%

TOTAL TAIWAN			153,697,992	17.0%

	THAILAND — (1.9%)
	Other Securities		17,564,088	1.9%

	TURKEY — (0.7%)
	Other Securities		6,397,979	0.7%

	UNITED ARAB EMIRATES — (1.6%)
	Emirates Telecommunications Group Co. PJSC	374,246	2,449,798	0.3%
	Other Securities		11,783,270	1.3%

TOTAL UNITED ARAB EMIRATES			14,233,068	1.6%

	UNITED STATES — (0.0%)
	Other Security		104,087	0.0%

TOTAL COMMON STOCKS			897,369,757	98.9%

	MUTUAL FUNDS — (0.0%)
	UNITED STATES — (0.0%)
	Other Security		8,130	0.0%

TOTAL MUTUAL FUNDS			8,130	0.0%

	PREFERRED STOCKS — (0.9%)
	BRAZIL — (0.8%)
	Itau Unibanco Holding SA	468,618	2,435,258	0.3%
	Other Securities		4,982,947	0.5%

TOTAL BRAZIL			7,418,205	0.8%

	CHILE — (0.1%)
	Other Securities		543,920	0.1%

	COLOMBIA — (0.0%)
	Other Securities		157,580	0.0%

26

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (0.0%)
Other Security		$66,700	0.0%

PHILIPPINES — (0.0%)
Other Security		2,313	0.0%

TOTAL PREFERRED STOCKS		8,188,718	0.9%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Security		1,730	0.0%

TOTAL INVESTMENT SECURITIES (Cost $884,695,876)		905,568,335

		Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	604,923	6,997,150	0.8%

TOTAL INVESTMENTS—(100.0%) (Cost $891,691,981)		$912,565,485	100.6%

As of April 30, 2023, Emerging Markets Sustainability Core 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	4	06/16/23	$834,963	$837,700	$2,737

Total Futures Contracts			$834,963	$837,700	$2,737

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	nvestments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$34,422,223	$363,380	—	$34,785,603
Chile	1,420,520	3,727,982	—	5,148,502
China	22,436,979	250,912,351	$326,146	273,675,476
Colombia	598,922	7,978	—	606,900
Czech Republic	—	211,426	—	211,426
Egypt	175,840	—	—	175,840
Greece	37,001	3,902,621	—	3,939,622
Hong Kong	5,809	20,676	—	26,485
Hungary	—	1,201,205	—	1,201,205
India	7,481,619	133,787,364	—	141,268,983
Indonesia	340,552	7,659,027	13,613	8,013,192
Kuwait	1,300,697	466,741	—	1,767,438
Malaysia	—	10,369,643	—	10,369,643
Mexico	21,321,798	98,812	—	21,420,610
Peru	706,979	—	—	706,979

27

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Philippines	—	$3,593,211	$13,618	$3,606,829
Poland	—	6,729,883	—	6,729,883
Qatar	—	7,631,264	—	7,631,264
Saudi Arabia	$52,622	33,189,921	—	33,242,543
South Africa	3,676,753	21,669,056	—	25,345,809
South Korea	5,556,970	119,874,357	66,984	125,498,311
Taiwan	7,203,399	146,486,953	7,640	153,697,992
Thailand	15,893,825	1,670,263	—	17,564,088
Turkey	—	6,397,979	—	6,397,979
United Arab Emirates	—	14,233,068	—	14,233,068
United States	—	104,087	—	104,087
Preferred Stocks
Brazil	7,418,205	—	—	7,418,205
Chile	—	543,920	—	543,920
Colombia	157,580	—	—	157,580
India	—	66,700	—	66,700
Philippines	—	2,313	—	2,313
Rights/Warrants
Brazil	—	1,730	—	1,730
Mutual Funds	8,130	—	—	8,130
Securities Lending Collateral	—	6,997,150	—	6,997,150
Futures Contracts**	2,737	—	—	2,737

TOTAL	$130,219,160	$781,921,061	$428,001^	$912,568,222

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

28

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.2%)
BRAZIL — (3.1%)
Other Securities		$46,531,620	3.1%

CHILE — (0.6%)
Other Securities		8,386,879	0.6%

CHINA — (27.4%)
* Alibaba Group Holding Ltd.	1,637,700	17,316,422	1.2%
* Alibaba Group Holding Ltd., Sponsored ADR	144,635	12,249,138	0.8%
Bank of China Ltd., Class H	17,477,356	6,979,721	0.5%
BYD Co. Ltd., Class H	108,000	3,275,234	0.2%
China Construction Bank Corp., Class H	22,262,990	14,883,387	1.0%
China Merchants Bank Co. Ltd., Class H	1,080,098	5,213,765	0.4%
China Overseas Land & Investment Ltd.	1,186,000	3,007,865	0.2%
China Resources Land Ltd.	978,222	4,555,340	0.3%
CSPC Pharmaceutical Group Ltd.	3,364,640	3,426,201	0.3%
Industrial & Commercial Bank of China Ltd., Class H	12,607,017	6,782,625	0.5%
Lenovo Group Ltd.	3,042,000	3,112,196	0.2%
Li Ning Co. Ltd.	448,500	3,207,500	0.2%
NetEase, Inc.	288,800	5,141,333	0.4%
Ping An Insurance Group Co. of China Ltd., Class H	1,588,500	11,588,934	0.8%
Tencent Holdings Ltd.	883,900	39,259,401	2.7%
Other Securities		270,561,918	18.0%

TOTAL CHINA		410,560,980	27.7%

COLOMBIA — (0.1%)
Other Securities		1,694,290	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		827,122	0.1%

EGYPT — (0.0%)
Other Securities		415,858	0.0%

GREECE — (0.4%)
Other Securities		6,074,539	0.4%

HONG KONG — (0.0%)
Other Securities		34,130	0.0%

HUNGARY — (0.1%)
Other Securities		2,013,368	0.1%

INDIA — (14.4%)
Axis Bank Ltd.	518,449	5,472,696	0.4%
Bharti Airtel Ltd.	517,353	5,062,012	0.4%
HDFC Bank Ltd.	341,763	7,064,135	0.5%
Housing Development Finance Corp. Ltd.	112,834	3,836,706	0.3%
ICICI Bank Ltd.	331,769	3,749,450	0.3%
ICICI Bank Ltd., Sponsored ADR	184,237	4,191,403	0.3%
Infosys Ltd.	587,115	9,060,135	0.6%
Mahindra & Mahindra Ltd.	206,161	3,097,277	0.2%

29

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
Ω Reliance Industries Ltd., GDR	141,693	$8,444,903	0.6%
Tata Consultancy Services Ltd.	149,712	5,911,312	0.4%
* Tata Motors Ltd.	532,412	3,173,334	0.2%
Other Securities		156,317,257	10.3%

TOTAL INDIA		215,380,620	14.5%

INDONESIA — (1.7%)
Other Securities		25,419,410	1.7%

KUWAIT — (0.4%)
Other Securities		6,230,335	0.4%

MALAYSIA — (1.5%)
Other Securities		23,207,763	1.6%

MEXICO — (2.5%)
America Movil SAB de CV, Class B	3,334,665	3,596,271	0.3%
Other Securities		33,234,921	2.2%

TOTAL MEXICO		36,831,192	2.5%

PERU — (0.1%)
Other Securities		907,699	0.1%

PHILIPPINES — (0.7%)
Other Securities		11,022,705	0.8%

POLAND — (1.0%)
Other Securities		14,779,602	1.0%

QATAR — (0.9%)
Qatar National Bank QPSC	803,974	3,404,305	0.2%
Other Securities		9,704,144	0.7%

TOTAL QATAR		13,108,449	0.9%

SAUDI ARABIA — (3.8%)
Al Rajhi Bank	262,895	5,426,139	0.4%
* Saudi Arabian Mining Co.	172,378	3,224,638	0.2%
Saudi Basic Industries Corp.	134,883	3,337,364	0.2%
Saudi National Bank	277,180	3,637,893	0.3%
Saudi Telecom Co.	302,693	3,643,205	0.3%
Other Securities		37,403,080	2.4%

TOTAL SAUDI ARABIA		56,672,319	3.8%

SOUTH AFRICA — (3.4%)
FirstRand Ltd.	974,447	3,434,216	0.2%
Gold Fields Ltd., Sponsored ADR	226,538	3,524,931	0.2%
MTN Group Ltd.	470,128	3,302,088	0.2%
Other Securities		40,794,369	2.8%

TOTAL SOUTH AFRICA		51,055,604	3.4%

SOUTH KOREA — (12.8%)
Hyundai Motor Co.	26,064	3,860,842	0.3%

30

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
Kia Corp.	77,376	$4,900,475	0.4%
LG Electronics, Inc.	38,603	3,169,998	0.2%
Samsung Electronics Co. Ltd.	746,962	36,753,582	2.5%
Samsung Electronics Co. Ltd., GDR	11,788	14,606,847	1.0%
SK Hynix, Inc.	147,658	9,934,945	0.7%
Other Securities		118,391,166	7.8%

TOTAL SOUTH KOREA		191,617,855	12.9%

TAIWAN — (19.0%)
Hon Hai Precision Industry Co. Ltd.	1,516,599	5,167,884	0.4%
MediaTek, Inc.	219,360	4,769,729	0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,135,214	34,965,397	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.,
Sponsored ADR	335,993	28,324,210	1.9%
United Microelectronics Corp.	2,723,081	4,379,683	0.3%
Other Securities		207,681,054	13.9%

TOTAL TAIWAN.		285,287,957	19.2%

THAILAND — (1.9%)
Other Securities		29,116,034	2.0%

TURKEY — (0.8%)
Other Securities		12,555,980	0.9%

UNITED ARAB EMIRATES — (1.5%)
Emaar Properties PJSC	1,990,049	3,226,388	0.2%
Emirates Telecommunications Group Co. PJSC	565,279	3,700,291	0.3%
Other Securities		15,465,645	1.0%

TOTAL UNITED ARAB EMIRATES		22,392,324	1.5%

UNITED STATES — (0.0%)
Other Security		390,784	0.0%

TOTAL COMMON STOCKS		1,472,515,418	99.3%

MUTUAL FUNDS — (0.0%)
UNITED STATES — (0.0%)
Other Security		20,295	0.0%

TOTAL MUTUAL FUNDS		20,295	0.0%

PREFERRED STOCKS — (0.8%)
BRAZIL — (0.7%)
Itau Unibanco Holding SA	663,719	3,449,135	0.3%
Other Securities		7,091,102	0.4%

TOTAL BRAZIL		10,540,237	0.7%

CHILE — (0.1%)
Other Securities		255,531	0.0%

COLOMBIA — (0.0%)
Other Securities		219,066	0.0%

31

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (0.0%)
Other Security		$133,834	0.0%

PHILIPPINES — (0.0%)
Other Security		52,587	0.0%

TOTAL PREFERRED STOCKS		11,201,255	0.7%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		1,010	0.0%

THAILAND — (0.0%)
Other Securities		893	0.0%

TOTAL RIGHTS/WARRANTS		1,903	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,241,011,785)		1,483,738,871

		Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@§ The DFA Short Term Investment Fund	1,355,128	15,674,771	1.1%

TOTAL INVESTMENTS—(100.0%) (Cost $1,256,684,543)		$1,499,413,642	101.1%

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$45,909,456	$622,164	—	$46,531,620
Chile	2,594,022	5,792,857	—	8,386,879
China	33,080,161	376,793,186	$687,633	410,560,980
Colombia	1,643,425	50,865	—	1,694,290
Czech Republic	—	827,122	—	827,122
Egypt	8,284	407,574	—	415,858
Greece	55,978	6,018,561	—	6,074,539
Hong Kong	—	34,130	—	34,130
Hungary	—	2,013,368	—	2,013,368
India	14,429,368	200,950,581	671	215,380,620
Indonesia	1,613,899	23,767,037	38,474	25,419,410
Kuwait	5,633,233	597,102	—	6,230,335
Malaysia	—	23,207,763	—	23,207,763
Mexico	36,290,481	540,711	—	36,831,192
Peru	907,699	—	—	907,699
Philippines	173,960	10,810,821	37,924	11,022,705
Poland	—	14,779,602	—	14,779,602
Qatar	—	13,108,449	—	13,108,449
Saudi Arabia	100,428	56,571,891	—	56,672,319
South Africa	6,918,884	44,136,720	—	51,055,604
South Korea	2,769,842	188,682,154	165,859	191,617,855

32

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Taiwan	$29,691,891	$255,580,543	$15,523	$285,287,957
Thailand	26,832,402	2,283,147	485	29,116,034
Turkey	—	12,555,980	—	12,555,980
United Arab Emirates	—	22,392,324	—	22,392,324
United States	—	390,784	—	390,784
Preferred Stocks
Brazil	10,517,009	23,228	—	10,540,237
Chile	—	255,531	—	255,531
Colombia	219,066	—	—	219,066
India	—	133,834	—	133,834
Philippines	—	52,587	—	52,587
Rights/Warrants
Brazil	—	1,010	—	1,010
Thailand	—	893	—	893
Mutual Funds	20,295	—	—	20,295
Securities Lending Collateral	—	15,674,771	—	15,674,771

TOTAL	$219,409,783	$1,279,057,290	$946,569^	$1,499,413,642

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

33

GLOBAL SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Social Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	1,354,895	$27,829,533
Investment in International Social Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	1,040,113	14,197,546
Investment in Emerging Markets Social Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	417,995	5,546,791

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $45,788,870)		$47,573,870

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 4.760% (Cost $14,486)	14,486	14,486

TOTAL INVESTMENTS — (100.0%) (Cost $45,803,356)		$47,588,356

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$47,573,870	—	—	$47,573,870
Temporary Cash Investments	14,486	—	—	14,486

TOTAL	$47,588,356	—	—	$47,588,356

See accompanying Notes to Financial Statements.

34

DFA SOCIAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (13.4%)
Federal Home Loan Bank
	2.750%,12/13/24		1,700	$1,654,481
	3.125%,09/12/25		1,000	977,166
	5.750%,06/12/26		200	210,800
	3.000%,09/11/26		1,200	1,166,541
	3.000%,03/10/28		2,500	2,443,170
	3.250%,06/09/28		3,190	3,118,154
	3.250%,11/16/28		7,100	6,985,278
	2.125%,09/14/29		945	855,445
	2.125%,12/14/29		1,000	903,721
	5.500%,07/15/36		3,295	3,811,640
Federal Home Loan Mortgage Corp.
	6.750%,09/15/29		2,500	2,919,180
	6.750%,03/15/31		3,815	4,602,614
#	6.250%,07/15/32		4,239	5,047,006
Federal National Mortgage Association
	2.125%,04/24/26		3,800	3,624,263
	1.875%,09/24/26		6,000	5,644,747
#	0.750%,10/08/27		1,750	1,547,649
	6.250%,05/15/29		4,330	4,928,197
	7.125%,01/15/30		3,583	4,296,669
	7.250%,05/15/30		3,316	4,042,195
#	0.875%,08/05/30		10,700	8,793,471
	6.625%,11/15/30		4,400	5,254,691

TOTAL AGENCY OBLIGATIONS				72,827,078

BONDS — (55.5%)
3M Co.
#	2.875%,10/15/27		850	798,774
#	2.375%,08/26/29		800	716,053
7-Eleven, Inc.
Ω	1.800%,02/10/31		220	176,015
Ω	2.500%,02/10/41		1,050	717,830
ABN AMRO Bank NV
	2.375%,06/01/27	EUR	400	413,215
Activision Blizzard, Inc.
	3.400%,06/15/27		100	96,236
Advance Auto Parts, Inc.
	3.500%,03/15/32		270	232,852
Aetna, Inc.
	3.500%,11/15/24		50	48,779
Affiliated Managers Group, Inc.
	3.500%,08/01/25		150	144,128
	3.300%,06/15/30		800	693,924

			Face Amount^	Value†
			(000)
Ahold Finance USA LLC
	6.875%, 05/01/29		40	$43,683
Airbus SE
Ω	3.150%, 04/10/27		200	191,681
Aker BP ASA
Ω	3.750%, 01/15/30		1,400	1,272,372
Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	420	435,766
Ω	3.550%, 07/26/27		400	378,876
Ω	3.439%, 05/13/41		1,150	856,705
Amazon.com, Inc.
#	3.150%, 08/22/27		600	578,043
	1.500%, 06/03/30		4,300	3,594,251
	2.100%, 05/12/31		1,000	858,722
	4.800%, 12/05/34		300	311,447
Amcor Flexibles North America, Inc.
	2.630%, 06/19/30		125	105,581
American Express Co.
	3.300%, 05/03/27		700	666,634
American Honda Finance Corp.
	2.300%, 09/09/26		750	700,667
	1.800%, 01/13/31		300	249,256
American International Group, Inc.
	3.900%, 04/01/26		100	97,663
American Medical Systems Europe BV
	0.750%, 03/08/25	EUR	500	522,186
American Tower Corp.
	0.450%, 01/15/27	EUR	200	193,469
	2.300%, 09/15/31		500	405,550
#	4.050%, 03/15/32		625	579,560
American Water Capital Corp.
	2.950%, 09/01/27		100	94,617
Ameriprise Financial, Inc.
	4.000%, 10/15/23		30	29,807
	3.700%, 10/15/24		400	392,244
	2.875%, 09/15/26		500	474,317
	4.500%, 05/13/32		200	194,096
Analog Devices, Inc.
Ω	3.450%, 06/15/27		150	145,593
ANZ New Zealand International Ltd.
Ω	3.450%, 07/17/27		500	476,434
Aon Corp.
	3.750%, 05/02/29		1,000	958,573

35

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	Aon Global Ltd.
	3.500%, 06/14/24		275	$270,071
	APA Infrastructure Ltd.
Ω	5.000%, 03/23/35		1,000	956,993
	Apple, Inc.
	3.250%, 02/23/26		250	244,699
	2.450%, 08/04/26		295	281,478
	1.650%, 02/08/31		300	253,427
	Applied Materials, Inc.
	3.300%, 04/01/27		300	290,480
	Arrow Electronics, Inc.
	3.875%, 01/12/28		400	376,667
	Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		1,000	796,001
	AT&T, Inc.
	2.750%, 06/01/31		1,025	883,893
	2.550%, 12/01/33		228	183,556
Australia & New Zealand Banking Group Ltd.
	3.700%, 11/16/25		250	243,720
	Autodesk, Inc.
	3.500%, 06/15/27		845	817,938
	AutoZone, Inc.
	3.125%, 04/21/26		450	431,191
AvalonBay Communities, Inc.
	2.050%, 01/15/32		500	406,506
	Avnet, Inc.
	4.625%, 04/15/26		250	246,157
	3.000%, 05/15/31		1,500	1,224,236
	5.500%, 06/01/32		120	116,435
	AXIS Specialty Finance PLC
	4.000%, 12/06/27		728	704,847
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27		600	570,483
	Banco Santander SA
	3.750%, 01/16/26	EUR	900	988,279
	0.500%, 02/04/27	EUR	600	579,192
	3.800%, 02/23/28		200	186,545
	Bank of America Corp.
	4.000%, 04/01/24		136	134,470
	5.875%, 02/07/42		1,925	2,073,648
	Bank of Montreal
	1.850%, 05/01/25		2,000	1,883,340
	2.750%, 06/15/27	EUR	300	317,334
Bank of New York Mellon Corp.
	1.600%, 04/24/25		650	611,439
	2.800%, 05/04/26		500	477,450
	Bank of Nova Scotia
	2.150%, 08/01/31		3,000	2,452,869

			Face Amount^	Value†
			(000)
#	2.450%, 02/02/32		275	$228,624
Banque Federative du Credit Mutuel SA
	2.250%, 12/18/23	GBP	400	492,963
	0.750%, 06/08/26	EUR	200	200,483
	1.000%, 07/16/26	GBP	700	773,321
	1.250%, 05/26/27	EUR	300	298,786
Barclays PLC
	4.375%, 01/12/26		500	487,202
Barrick North America Finance LLC
	5.700%, 05/30/41		500	525,987
Belfius Bank SA
	0.000%, 08/28/26	EUR	100	97,093
Best Buy Co., Inc.
	4.450%, 10/01/28		300	298,381
	1.950%, 10/01/30		800	656,211
BlackRock, Inc.
	3.250%, 04/30/29		2,000	1,916,366
	2.400%, 04/30/30		1,000	886,532
	1.900%, 01/28/31		1,000	839,168
BMW U.S. Capital LLC
	1.000%, 04/20/27	EUR	300	304,342
Boardwalk Pipelines LP
	3.600%, 09/01/32		1,050	916,564
Booking Holdings, Inc.
	4.000%, 11/15/26	EUR	100	112,229
	1.800%, 03/03/27	EUR	100	103,833
	4.625%, 04/13/30		800	804,315
BPCE SA
	4.000%, 04/15/24		500	492,141
	1.000%, 07/15/24	EUR	800	853,338
	0.010%, 01/14/27	EUR	300	287,407
	0.500%, 02/24/27	EUR	700	676,281
Brighthouse Financial, Inc.
#	5.625%, 05/15/30		1,500	1,465,060
British Telecommunications PLC
	5.125%, 12/04/28		500	506,821
Ω	3.250%, 11/08/29		1,000	906,334
Broadcom, Inc.
	4.150%, 11/15/30		322	299,489
	4.300%, 11/15/32		500	458,451
Ω	3.419%, 04/15/33		767	645,538
Ω	3.469%, 04/15/34		345	285,028
Ω	3.137%, 11/15/35		483	373,919
Ω	3.187%, 11/15/36		41	31,201
Ω	4.926%, 05/15/37		436	397,978
Ω	3.500%, 02/15/41		1,400	1,050,235
Brown & Brown, Inc.
	4.200%, 09/15/24		240	237,156
Bunge Ltd. Finance Corp.
	3.750%, 09/25/27		965	930,290
Campbell Soup Co.
	4.150%, 03/15/28		86	84,679

36

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
Canadian Pacific Railway Co.
2.900%, 02/01/25		50	$48,275
Capital One Financial Corp.
3.750%, 04/24/24		50	48,927
3.750%, 03/09/27		500	468,419
3.800%, 01/31/28		300	280,237
Carrier Global Corp.
3.377%, 04/05/40		1,000	778,632
Cassa Depositi e Prestiti SpA
1.500%, 06/21/24	EUR	200	214,982
Charles Schwab Corp.
3.625%, 04/01/25		30	29,018
3.200%, 03/02/27		700	650,476
2.900%, 03/03/32		400	338,167
Choice Hotels International, Inc.
3.700%, 12/01/29		1,500	1,360,805
Chubb INA Holdings, Inc.
3.350%, 05/15/24		50	49,181
Cigna Group
3.500%, 06/15/24		250	245,837
3.250%, 04/15/25		350	339,703
3.400%, 03/01/27		56	53,777
2.400%, 03/15/30		367	318,217
2.375%, 03/15/31		400	338,999
4.800%, 08/15/38		2,000	1,940,581
3.200%, 03/15/40		300	236,271
Cincinnati Financial Corp.
6.920%, 05/15/28		600	670,217
Citigroup, Inc.
3.875%, 10/25/23		380	377,139
1.750%, 01/28/25	EUR	500	533,959
2.125%, 09/10/26	EUR	100	104,134
8.125%, 07/15/39		1,167	1,508,294
5.875%, 01/30/42		400	426,600
Citizens Bank NA
# 3.750%, 02/18/26		2,000	1,841,258
Clorox Co.
3.900%, 05/15/28		550	537,937
CME Group, Inc.
3.750%, 06/15/28		600	588,137
CNA Financial Corp.
3.950%, 05/15/24		300	295,338
4.500%, 03/01/26		280	277,460
CNO Financial Group, Inc.
5.250%, 05/30/29		700	666,254
Coca-Cola Co.
1.875%, 09/22/26	EUR	300	315,872
2.900%, 05/25/27		400	383,200
Comcast Corp.
3.375%, 08/15/25		100	97,685
3.150%, 03/01/26		200	194,282
# 4.250%, 01/15/33		367	359,166

			Face Amount^	Value†
			(000)
	7.050%, 03/15/33		400	$474,696
	3.750%, 04/01/40		1,773	1,530,203
Comerica, Inc.
	4.000%, 02/01/29		200	171,045
Commonwealth Bank of Australia
Ω	3.150%, 09/19/27		100	94,650
Conagra Brands, Inc.
	4.850%, 11/01/28		1,000	999,244
	5.300%, 11/01/38		300	296,307
Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24		300	291,400
	5.300%, 03/01/35		350	359,478
	4.200%, 03/15/42		600	523,867
Constellation Energy Generation LLC
	3.250%, 06/01/25		200	192,311
	5.750%, 10/01/41		500	494,992
Costco Wholesale Corp.
	1.600%, 04/20/30		2,800	2,381,644
	1.750%, 04/20/32		600	495,844
Cox Communications, Inc.
Ω	4.800%, 02/01/35		300	277,206
Ω	8.375%, 03/01/39		1,500	1,851,299
Credit Agricole SA
	0.500%, 06/24/24	EUR	1,000	1,062,051
	1.375%, 05/03/27	EUR	1,400	1,410,393
CRH America Finance, Inc.
Ω	3.950%, 04/04/28		200	193,341
Crown Castle, Inc.
	2.900%, 04/01/41		550	393,150
CVS Health Corp.
	2.700%, 08/21/40		400	286,513
Danske Bank AS
	0.625%, 05/26/25	EUR	300	309,726
Deere & Co.
	5.375%, 10/16/29		80	85,245
	3.900%, 06/09/42		1,000	923,082
Denmark Government Bond
	1.500%, 11/15/23	DKK	12,000	1,758,394
Deutsche Bank AG
	2.625%, 02/12/26	EUR	500	517,486
	1.625%, 01/20/27	EUR	100	96,992
Development Bank of Japan, Inc.
	0.010%, 10/15/24	EUR	900	940,201
Devon Energy Corp.
	5.600%, 07/15/41		200	194,943
Dexia Credit Local SA
	1.625%, 12/08/23	GBP	1,000	1,231,666
	0.000%, 05/29/24	EUR	1,000	1,060,436
	0.500%, 01/17/25	EUR	2,400	2,516,792

37

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	Dick’s Sporting Goods, Inc.
	3.150%, 01/15/32		300	$248,740
	Discover Bank
	4.650%, 09/13/28		1,400	1,338,631
Discovery Communications LLC
	3.900%, 11/15/24		150	146,169
	Dollar General Corp.
	4.150%, 11/01/25		500	493,843
	Dollar Tree, Inc.
	4.200%, 05/15/28		400	392,182
	Dow Chemical Co.
	6.300%, 03/15/33		1,200	1,319,811
	5.250%, 11/15/41		1,250	1,220,934
	Eaton Corp.
	3.103%, 09/15/27		400	382,265
	4.000%, 11/02/32		567	544,808
	Eaton Vance Corp.
	3.500%, 04/06/27		1,500	1,421,235
	Ecolab, Inc.
	1.000%, 01/15/24	EUR	150	162,360
	2.700%, 11/01/26		500	476,910
	Electricite de France SA
	3.875%, 01/12/27	EUR	200	220,536
	Electronic Arts, Inc.
	4.800%, 03/01/26		164	165,188
	Elevance Health, Inc.
	3.500%, 08/15/24		150	147,203
	3.650%, 12/01/27		1,100	1,067,858
	4.101%, 03/01/28		400	394,085
	2.250%, 05/15/30		100	85,982
	Enbridge Energy Partners LP
	5.500%, 09/15/40		650	628,918
	Enbridge, Inc.
	3.500%, 06/10/24		300	295,364
	3.700%, 07/15/27		500	479,460
	Enel Finance International NV
Ω	3.500%, 04/06/28		200	186,970
Ω	6.000%, 10/07/39		1,750	1,750,276
Enterprise Products Operating LLC
	3.900%, 02/15/24		100	98,921
	6.125%, 10/15/39		200	217,288
	Equinix, Inc.
	2.150%, 07/15/30		300	246,591
	2.500%, 05/15/31		500	413,039
	Equinor ASA
#	2.650%, 01/15/24		100	98,514
	1.250%, 02/17/27	EUR	1,600	1,630,160
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		200	196,272

			Face Amount^	Value†
			(000)
European Bank for Reconstruction & Development
	0.000%, 10/17/24	EUR	1,500	$1,572,687
	Exelon Corp.
	3.400%, 04/15/26		200	193,152
	Expedia Group, Inc.
	3.250%, 02/15/30		2,000	1,757,665
	Experian Finance PLC
	1.375%, 06/25/26	EUR	100	103,036
	Extra Space Storage LP
	2.350%, 03/15/32		900	715,978
	FedEx Corp.
	4.900%, 01/15/34		672	670,281
	3.250%, 05/15/41		250	190,838
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		700	619,451
	First American Financial Corp.
	2.400%, 08/15/31		350	272,020
	Flex Ltd.
	4.875%, 06/15/29		700	679,017
	Flowserve Corp.
	2.800%, 01/15/32		900	727,801
	FMR LLC
Ω	4.950%, 02/01/33		250	239,921
	FMS Wertmanagement
	0.625%, 12/15/23	GBP	1,000	1,224,723
Fortune Brands Innovations, Inc.
	3.250%, 09/15/29		2,000	1,792,538
	Franklin Resources, Inc.
	1.600%, 10/30/30		3,300	2,629,907
	GATX Corp.
	3.250%, 09/15/26		400	377,007
	3.500%, 06/01/32		850	754,135
	General Mills, Inc.
	4.200%, 04/17/28		400	397,846
General Motors Financial Co., Inc.
	1.694%, 03/26/25	EUR	400	423,840
	5.250%, 03/01/26		130	129,910
	Georgia-Pacific LLC
	7.750%, 11/15/29		40	46,951
	Global Payments, Inc.
	4.800%, 04/01/26		530	524,050
	4.450%, 06/01/28		1,107	1,063,345
	Goldman Sachs Group, Inc.
	4.000%, 03/03/24		1,800	1,777,509
	3.750%, 02/25/26		1,150	1,120,577
	Halliburton Co.
	6.700%, 09/15/38		795	885,132
	7.450%, 09/15/39		800	942,959

38

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	Harley-Davidson, Inc.
#	3.500%, 07/28/25		585	$560,481
	Hasbro, Inc.
	3.500%, 09/15/27		100	94,962
	6.350%, 03/15/40		1,900	1,923,398
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		1,000	839,536
	Honeywell International, Inc.
	2.500%, 11/01/26		300	285,565
	HP, Inc.
	3.400%, 06/17/30		2,000	1,772,463
#	6.000%, 09/15/41		750	760,600
	HSBC Holdings PLC
	4.300%, 03/08/26		200	196,367
	6.100%, 01/14/42		1,500	1,607,990
	Illinois Tool Works, Inc.
	3.500%, 03/01/24		100	98,729
	4.875%, 09/15/41		1,000	1,013,590
	ING Groep NV
	3.550%, 04/09/24		500	489,967
	4.050%, 04/09/29		700	669,053
	Intel Corp.
#	3.150%, 05/11/27		100	95,883
	4.600%, 03/25/40		300	282,200
	2.800%, 08/12/41		2,300	1,669,188
	Intercontinental Exchange, Inc.
	2.650%, 09/15/40		4,750	3,481,133
International Business Machines Corp.
	3.300%, 01/27/27		750	722,850
	1.950%, 05/15/30		3,000	2,529,997
	4.000%, 06/20/42		400	342,548
	International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40		650	463,942
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24		124	122,276
	Intesa Sanpaolo SpA
	2.125%, 05/26/25	EUR	100	106,092
	4.750%, 09/06/27	EUR	700	775,889
	Invitation Homes Operating Partnership LP
	2.000%, 08/15/31		1,000	770,652
	2.700%, 01/15/34		1,000	770,585
	ITC Holdings Corp.
	3.650%, 06/15/24		200	196,602
	Jabil, Inc.
	3.600%, 01/15/30		750	690,064
	Jackson Financial, Inc.
	3.125%, 11/23/31		235	189,578

		Face Amount^	Value†
		(000)
Janus Henderson U.S. Holdings, Inc.
	4.875%, 08/01/25	350	$344,155
	Jefferies Financial Group, Inc.
	2.625%, 10/15/31	350	282,029
	2.750%, 10/15/32	2,120	1,681,078
	JPMorgan Chase & Co.
	3.900%, 07/15/25	1,000	985,226
	2.950%, 10/01/26	500	474,440
	5.500%, 10/15/40	800	829,239
	Kellogg Co.
	3.250%, 04/01/26	200	192,901
	Kemper Corp.
	3.800%, 02/23/32	800	691,617
	Keurig Dr Pepper, Inc.
	3.400%, 11/15/25	250	241,906
	Kimberly-Clark Corp.
	2.400%, 06/01/23	50	49,889
	Kimco Realty OP LLC
	2.700%, 10/01/30	2,200	1,845,729
Kinder Morgan Energy Partners LP
	6.500%, 09/01/39	100	106,059
	5.000%, 08/15/42	1,000	884,036
	Kraft Heinz Foods Co.
	6.875%, 01/26/39	500	571,324
	4.625%, 10/01/39	1,700	1,565,683
	Kroger Co.
	7.500%, 04/01/31	424	493,329
Laboratory Corp. of America Holdings
	3.600%, 09/01/27	750	721,632
	Lam Research Corp.
	4.000%, 03/15/29	250	246,460
	Lear Corp.
	3.800%, 09/15/27	111	106,252
	LeasePlan Corp. NV
Ω	2.875%, 10/24/24	900	861,832
	Legg Mason, Inc.
	4.750%, 03/15/26	30	29,725
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	1,000	964,733
	Lincoln National Corp.
	3.350%, 03/09/25	75	71,399
#	3.400%, 01/15/31	450	362,383
	3.400%, 03/01/32	450	354,492
	7.000%, 06/15/40	1,250	1,265,033
	Lloyds Banking Group PLC
	4.450%, 05/08/25	700	687,491
	3.750%, 01/11/27	450	428,323
	4.375%, 03/22/28	1,000	966,453
	Loews Corp.
	2.625%, 05/15/23	50	49,941

39

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	3.750%, 04/01/26		200	$196,599
London Stock Exchange Group PLC
	0.875%, 09/19/24	EUR	480	509,450
Lowe’s Cos., Inc.
	3.875%, 09/15/23		50	49,758
	3.375%, 09/15/25		125	121,473
LSEGA Financing PLC
Ω	2.500%, 04/06/31		750	644,739
Ω	3.200%, 04/06/41		2,113	1,626,885
LyondellBasell Industries NV
	5.750%, 04/15/24		100	100,145
Macquarie Bank Ltd.
Ω	3.900%, 01/15/26		250	244,917
Macquarie Group Ltd.
	0.625%, 02/03/27	EUR	500	483,772
Marathon Petroleum Corp.
	6.500%, 03/01/41		1,750	1,848,676
Marriott International, Inc.
	2.750%, 10/15/33		2,000	1,623,009
Mars, Inc.
Ω	1.625%, 07/16/32		1,400	1,107,187
Marsh & McLennan Cos., Inc.
	3.500%, 03/10/25		250	244,853
	2.375%, 12/15/31		574	479,968
	4.750%, 03/15/39		500	473,676
Mastercard, Inc.
	2.950%, 11/21/26		300	288,256
Medtronic Global Holdings SCA
	1.125%, 03/07/27	EUR	200	202,827
Medtronic, Inc.
	4.375%, 03/15/35		300	299,101
MetLife, Inc.
	3.600%, 04/10/24		50	49,197
	3.000%, 03/01/25		250	242,001
	5.700%, 06/15/35		2,450	2,609,868
Micron Technology, Inc.
	4.663%, 02/15/30		600	574,964
	3.366%, 11/01/41		2,950	2,086,843
Microsoft Corp.
	3.300%, 02/06/27		1,900	1,866,549
	4.200%, 11/03/35		200	203,815
Mizuho Financial Group, Inc.
	0.118%, 09/06/24	EUR	1,000	1,048,315
Mohawk Industries, Inc.
#	3.625%, 05/15/30		500	456,319
Morgan Stanley
	3.875%, 04/29/24		350	345,095
	3.875%, 01/27/26		400	390,451
	3.625%, 01/20/27		400	385,071

			Face Amount^	Value†
			(000)
Morgan Stanley Domestic Holdings, Inc.
	4.500%, 06/20/28		750	$747,454
	Mosaic Co.
	4.250%, 11/15/23		194	192,613
Motability Operations Group PLC
	0.875%, 03/14/25	EUR	200	209,837
	Motorola Solutions, Inc.
	4.600%, 05/23/29		900	885,390
	MPLX LP
	4.125%, 03/01/27		397	387,588
	4.500%, 04/15/38		300	269,326
	National Australia Bank Ltd.
Ω	3.500%, 01/10/27		250	241,383
National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		121	146,417
	Nationwide Building Society
Ω	3.900%, 07/21/25		600	584,251
	0.250%, 07/22/25	EUR	440	448,708
	2.000%, 04/28/27	EUR	200	205,750
	NatWest Group PLC
	4.800%, 04/05/26		200	199,157
	NetApp, Inc.
	3.300%, 09/29/24		200	194,714
	2.700%, 06/22/30		500	431,964
	NIKE, Inc.
	2.375%, 11/01/26		100	94,449
	2.850%, 03/27/30		7,700	7,118,837
	Nomura Holdings, Inc.
	2.679%, 07/16/30		400	328,663
	Nordea Bank Abp
	1.125%, 02/16/27	EUR	100	99,713
	Northern Trust Corp.
	1.950%, 05/01/30		400	338,344
	NTT Finance Corp.
	0.010%, 03/03/25	EUR	100	103,412
	Nucor Corp.
#	3.950%, 05/01/28		300	292,314
	3.125%, 04/01/32		1,480	1,315,089
#	6.400%, 12/01/37		1,750	2,023,770
	Nuveen Finance LLC
Ω	4.125%, 11/01/24		50	48,740
Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24		300	294,161
	Ontario, Province of Canada
	0.875%, 01/21/25	EUR	2,100	2,214,027
	OP Corporate Bank PLC
	0.250%, 03/24/26	EUR	200	198,051

40

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	1.375%, 09/04/26	GBP	350	$381,981
	Oracle Corp.
	2.950%, 05/15/25		850	819,033
	3.250%, 11/15/27		1,750	1,649,813
	Paramount Global
#	4.200%, 05/19/32		300	258,171
Penske Truck Leasing Co. Lp/PTL Finance Corp.
Ω	3.400%, 11/15/26		721	677,117
	PepsiCo, Inc.
	2.625%, 04/28/26	EUR	200	216,558
Piedmont Operating Partnership LP
	3.150%, 08/15/30		500	377,643
	PNC Bank NA
	3.250%, 06/01/25		250	239,093
	PPG Industries, Inc.
	1.875%, 06/01/25	EUR	375	399,151
	2.800%, 08/15/29		273	246,278
	Primerica, Inc.
	2.800%, 11/19/31		1,700	1,434,435
	Principal Financial Group, Inc.
	3.100%, 11/15/26		100	95,788
	Progressive Corp.
	2.450%, 01/15/27		200	186,831
	3.000%, 03/15/32		1,700	1,529,562
	Prologis Euro Finance LLC
	0.250%, 09/10/27	EUR	200	189,086
	Prologis LP
	3.000%, 06/02/26	EUR	400	431,689
	Province of Alberta Canada
	0.500%, 04/16/25	EUR	1,300	1,355,848
	Province of Quebec Canada
	7.500%, 09/15/29		500	595,835
	Prudential Funding Asia PLC
	3.625%, 03/24/32		2,400	2,190,012
	PulteGroup, Inc.
	6.000%, 02/15/35		1,500	1,554,835
	Quanta Services, Inc.
	2.900%, 10/01/30		1,147	994,942
	Quest Diagnostics, Inc.
	3.500%, 03/30/25		200	194,733
	Realty Income Corp.
	2.850%, 12/15/32		366	305,394
	1.800%, 03/15/33		2,000	1,491,124
Reinsurance Group of America, Inc.
	3.950%, 09/15/26		400	387,501
	3.150%, 06/15/30		1,300	1,142,291
	RELX Capital, Inc.
	4.750%, 05/20/32		200	200,656

			Face Amount^	Value†
			(000)
	Rockwell Automation, Inc.
#	2.875%, 03/01/25		300	$291,035
	Rogers Communications, Inc.
	7.500%, 08/15/38		300	339,952
	Roper Technologies, Inc.
	3.800%, 12/15/26		200	194,656
	Ross Stores, Inc.
	1.875%, 04/15/31		1,000	811,473
	Royal Bank of Canada
	0.250%, 05/02/24	EUR	100	106,451
	Royalty Pharma PLC
	2.200%, 09/02/30		1,800	1,475,470
	3.300%, 09/02/40		1,425	1,039,641
	Ryder System, Inc.
	3.350%, 09/01/25		1,000	962,123
	Salesforce, Inc.
	3.700%, 04/11/28		200	198,449
	Santander Holdings USA, Inc.
	4.500%, 07/17/25		250	243,504
	4.400%, 07/13/27		200	190,540
	Santander UK PLC
	4.000%, 03/13/24		50	49,359
	Schlumberger Finance BV
	1.375%, 10/28/26	EUR	350	360,062
	Schlumberger Investment SA
	2.650%, 06/26/30		439	394,178
	Shell International Finance BV
	2.875%, 05/10/26		250	241,285
	4.125%, 05/11/35		250	240,262
	Sherwin-Williams Co.
	3.450%, 08/01/25		100	97,148
	2.950%, 08/15/29		1,000	904,480
	Simon Property Group LP
	2.200%, 02/01/31		1,000	815,989
	2.250%, 01/15/32		2,366	1,883,335
Skandinaviska Enskilda Banken AB
	0.050%, 07/01/24	EUR	1,500	1,583,646
	1.750%, 11/11/26	EUR	200	205,750
	Societe Generale SA
Ω	3.000%, 01/22/30		1,900	1,599,838
	Solvay Finance America LLC
Ω	4.450%, 12/03/25		200	196,396
	Southwest Gas Corp.
	3.700%, 04/01/28		100	94,973
	2.200%, 06/15/30		500	414,152
	Spectra Energy Partners LP
	4.750%, 03/15/24		400	397,418

41

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	Standard Chartered PLC
Ω	4.050%, 04/12/26		200	$194,189
	State Street Corp.
	3.550%, 08/18/25		200	194,074
	Steel Dynamics, Inc.
	3.250%, 01/15/31		125	111,377
	Stryker Corp.
	3.375%, 05/15/24		200	196,290
	3.375%, 11/01/25		100	96,878
Sumitomo Mitsui Financial Group, Inc.
	0.934%, 10/11/24	EUR	514	543,434
	3.784%, 03/09/26		600	584,208
	1.546%, 06/15/26	EUR	100	102,488
	3.040%, 07/16/29		800	715,753
	2.130%, 07/08/30		1,800	1,487,554
	2.222%, 09/17/31		250	202,844
	Svenska Handelsbanken AB
	0.050%, 09/03/26	EUR	300	290,504
	Tapestry, Inc.
	3.050%, 03/15/32		500	414,063
	Target Corp.
	2.500%, 04/15/26		195	187,788
#	4.000%, 07/01/42		600	550,320
	TCI Communications, Inc.
	7.875%, 02/15/26		140	151,552
	Telefonica Emisiones SA
	7.045%, 06/20/36		700	777,762
	4.665%, 03/06/38		500	435,823
	Telefonica Europe BV
	8.250%, 09/15/30		975	1,148,045
	TenneT Holding BV
	1.000%, 06/13/26	EUR	300	310,518
	Texas Instruments, Inc.
	2.900%, 11/03/27		300	285,940
	1.750%, 05/04/30		1,305	1,109,002
	TJX Cos., Inc.
	2.250%, 09/15/26		1,150	1,084,482
	Toronto-Dominion Bank
	0.500%, 01/18/27	EUR	770	746,675
	2.551%, 08/03/27	EUR	2,000	2,078,114
	4.456%, 06/08/32		750	723,524
	TransCanada PipeLines Ltd.
	4.875%, 01/15/26		90	90,100
	4.250%, 05/15/28		300	293,430
	4.625%, 03/01/34		800	761,061
	7.250%, 08/15/38		800	925,180
	Traton Finance Luxembourg SA
	4.125%, 01/18/25	EUR	100	110,177
	0.125%, 03/24/25	EUR	200	205,256

		Face Amount^	Value†
		(000)
Travelers Cos., Inc.
5.350%, 11/01/40		800	$842,714
Travelers Property Casualty Corp.
6.375%, 03/15/33		675	778,514
TWDC Enterprises 18 Corp.
3.150%, 09/17/25		200	194,301
4.375%, 08/16/41		2,000	1,856,038
U.S. Bancorp
3.700%, 01/30/24		75	74,122
0.850%, 06/07/24	EUR	200	210,383
U.S. Bank NA
2.800%, 01/27/25		750	719,481
UDR, Inc.
2.100%, 06/15/33		1,000	757,558
UniCredit SpA
0.500%, 04/09/25	EUR	200	206,614
Unilever Capital Corp.
2.000%, 07/28/26		100	93,980
Union Pacific Corp.
3.750%, 03/15/24		200	197,810
2.891%, 04/06/36		650	541,564
3.200%, 05/20/41		2,500	2,009,520
Valero Energy Corp.
6.625%, 06/15/37		450	493,783
VeriSign, Inc.
# 2.700%, 06/15/31		1,000	851,695
Verizon Communications, Inc.
4.329%, 09/21/28		623	616,399
4.016%, 12/03/29		151	144,997
2.355%, 03/15/32		238	195,383
Visa, Inc.
2.050%, 04/15/30		1,600	1,399,873
4.150%, 12/14/35		2,552	2,512,144
VMware, Inc.
3.900%, 08/21/27		160	154,091
Vodafone Group PLC
7.875%, 02/15/30		200	233,867
# 6.250%, 11/30/32		533	584,418
Volkswagen Leasing GmbH
0.000%, 07/19/24	EUR	2,800	2,946,705
1.375%, 01/20/25	EUR	120	126,846
Volvo Treasury AB
2.625%, 02/20/26	EUR	100	107,865
2.000%, 08/19/27	EUR	100	103,572
Vornado Realty LP
3.400%, 06/01/31		600	426,441
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		158	151,885
Walmart, Inc.
6.200%, 04/15/38		100	119,014
Walt Disney Co.
3.700%, 09/15/24		200	197,516

42

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
6.200%, 12/15/34		300	$342,881
4.625%, 03/23/40		500	490,038
Wells Fargo & Co.
0.500%, 04/26/24	EUR	1,560	1,662,940
2.125%, 06/04/24	EUR	500	540,565
3.000%, 02/19/25		450	435,383
1.375%, 10/26/26	EUR	500	504,728
Welltower OP LLC
4.125%, 03/15/29		450	421,676
2.750%, 01/15/31		2,000	1,677,694
Westlake Corp.
3.375%, 06/15/30		100	88,893
Westpac Banking Corp.
2.850%, 05/13/26		300	285,300
3.350%, 03/08/27		350	336,406
Westpac Securities NZ Ltd.
0.427%, 12/14/26	EUR	1,250	1,221,181
WestRock MWV LLC
8.200%, 01/15/30		222	260,861
Whirlpool Corp.
3.700%, 05/01/25		200	196,162
# 4.750%, 02/26/29		600	599,498
WP Carey, Inc.
2.450%, 02/01/32		1,000	803,562
WRKCo, Inc.
3.000%, 06/15/33		1,700	1,389,905
Zoetis, Inc.
3.000%, 09/12/27		34	32,347

TOTAL BONDS			301,826,864

U.S. TREASURY OBLIGATIONS — (26.4%)
U.S. Treasury Bonds
6.750%, 08/15/26		1,000	1,093,125
6.625%, 02/15/27		3,000	3,316,055
1.125%, 05/15/40		7,600	5,092,594
1.125%, 08/15/40		800	531,687
1.375%, 11/15/40		7,500	5,191,113
1.750%, 08/15/41		7,300	5,309,895
2.000%, 11/15/41		6,900	5,228,098
2.750%, 11/15/42		2,500	2,131,543
U.S. Treasury Notes
0.125%, 07/15/23		1,700	1,682,602
0.125%, 07/31/23		2,600	2,568,312
0.125%, 08/15/23		6,000	5,914,219
0.125%, 08/31/23		3,700	3,640,020
0.125%, 10/15/23		800	782,812
0.375%, 10/31/23		5,800	5,670,406

	Face Amount^	Value†
	(000)
0.250%, 11/15/23	2,000	$1,950,312
0.500%, 11/30/23	5,400	5,263,312
2.875%, 11/30/23	2,000	1,977,422
0.125%, 12/15/23	6,200	6,020,781
0.750%, 12/31/23	2,000	1,945,391
0.250%, 03/15/24	2,700	2,594,637
0.375%, 04/15/24	3,300	3,163,617
0.250%, 05/15/24	1,500	1,431,387
2.500%, 05/31/24	2,300	2,245,016
0.250%, 06/15/24	4,200	3,997,383
2.250%, 11/15/25	1,000	961,367
1.500%, 08/15/26	3,500	3,264,434
1.625%, 09/30/26	2,000	1,870,156
2.000%, 11/15/26	3,000	2,836,055
1.625%, 11/30/26	1,500	1,399,395
1.500%, 01/31/27	2,000	1,851,875
2.250%, 02/15/27	2,500	2,380,371
2.375%, 05/15/27	3,775	3,603,355
0.500%, 06/30/27	2,500	2,204,590
2.250%, 08/15/27	1,700	1,611,812
0.500%, 10/31/27	3,800	3,320,695
2.250%, 11/15/27	1,000	945,742
0.625%, 11/30/27	1,250	1,096,680
2.750%, 02/15/28	1,700	1,641,828
1.125%, 02/29/28	4,500	4,022,578
1.250%, 03/31/28	5,250	4,713,926
1.250%, 04/30/28	5,800	5,198,023
2.875%, 05/15/28	4,250	4,120,840
2.875%, 08/15/28	4,250	4,117,187
3.125%, 11/15/28	5,000	4,897,266
2.625%, 02/15/29	4,000	3,811,719
1.250%, 08/15/31	6,000	5,073,750

TOTAL U.S. TREASURY OBLIGATIONS		143,685,383

TOTAL INVESTMENT SECURITIES (Cost $558,584,344)		518,339,325

	Shares
SECURITIES LENDING COLLATERAL — (4.7%) @§ The DFA Short Term Investment Fund	2,186,081	25,286,401

TOTAL INVESTMENTS — (100.0%) (Cost $583,870,998)		$543,625,726

43

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

As of April 30, 2023, DFA Social Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	20,253	USD	24,182	Citibank, N.A.	05/09/23	$1,275
USD	2,991,666	EUR	2,708,107	Citibank, N.A.	05/25/23	3,782

Total Appreciation						$5,057

USD	1,643,241	GBP	1,338,920	Citibank, N.A.	05/09/23	$(39,703)
USD	11,606	GBP	9,306	State Street Bank and Trust	05/09/23	(91)
USD	2,444,300	GBP	1,960,182	UBS AG	05/09/23	(19,533)
USD	1,762,295	DKK	11,981,632	State Street Bank and Trust	05/24/23	(11,562)
USD	2,526,347	EUR	2,299,402	State Street Bank and Trust	05/25/23	(10,608)
USD	37,725,361	EUR	34,228,632	UBS AG	05/25/23	(39,460)

Total (Depreciation)						$(120,957)

Total Appreciation (Depreciation)						$(115,900)

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$72,827,078	—	$72,827,078
Bonds	—	301,826,864	—	301,826,864
U.S. Treasury Obligations	—	143,685,383	—	143,685,383
Securities Lending Collateral	—	25,286,401	—	25,286,401
Forward Currency Contracts**	—	(115,900)	—	(115,900)

TOTAL	—	$543,509,826	—	$543,509,826

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

44

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (1.1%)
Federal Home Loan Bank
	0.010%, 02/26/24		2,000	$1,926,027
	2.125%, 12/14/29		500	451,860
Federal National Mortgage Association
	6.210%, 08/06/38		5,000	6,201,448

TOTAL AGENCY OBLIGATIONS				8,579,335

BONDS — (95.4%)
AUSTRALIA — (5.3%)
ASB Finance Ltd.
	0.250%, 09/08/28	EUR	1,000	906,831
Australia Government Bond
	2.750%, 06/21/35	AUD	2,300	1,413,962
Commonwealth Bank of Australia
Ω	3.150%, 09/19/27		829	784,647
Macquarie Group Ltd.
	0.625%, 02/03/27	EUR	1,250	1,209,429
National Australia Bank Ltd.
	1.375%, 08/30/28	EUR	1,800	1,778,529
New South Wales Treasury Corp.
	1.500%, 02/20/32	AUD	7,900	4,274,248
Queensland Treasury Corp.
Ω	1.750%, 08/21/31	AUD	6,000	3,387,064
Ω	1.750%, 07/20/34	AUD	10,000	5,188,695
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	2,500	1,374,167
Treasury Corp. of Victoria
	1.500%, 09/10/31	AUD	4,500	2,470,053
	2.250%, 09/15/33	AUD	2,000	1,113,687
	2.250%, 11/20/34	AUD	19,900	10,728,166
	2.000%, 09/17/35	AUD	4,800	2,454,349
	2.000%, 11/20/37	AUD	7,500	3,620,646
Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	2,500	1,335,010

TOTAL AUSTRALIA				42,039,483

BELGIUM — (1.7%)
Dexia Credit Local SA
	0.250%, 12/10/26	GBP	2,000	2,154,467
	1.000%, 10/18/27	EUR	1,250	1,256,594

			Face Amount^	Value†
			(000)
	BELGIUM — (Continued)
	0.000%, 01/21/28	EUR	11,000	$10,475,031

	TOTAL BELGIUM			13,886,092

	CANADA — (10.9%)
Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	800	830,031
	Bank of Montreal
	2.700%, 09/11/24	CAD	3,000	2,156,741
	Bank of Nova Scotia
	2.150%, 08/01/31		3,600	2,943,443
Bell Telephone Co. of Canada or Bell Canada
	3.000%, 03/17/31	CAD	3,000	1,980,352
	Brookfield Finance, Inc.
	4.850%, 03/29/29		2,800	2,754,223
	CDP Financial, Inc.
	3.150%, 07/24/24		3,000	2,941,882
	CPPIB Capital, Inc.
	1.125%, 12/14/29	GBP	3,000	3,078,196
	1.250%, 01/28/31		4,000	3,292,030
	0.050%, 02/24/31	EUR	9,000	7,719,752
	1.500%, 03/04/33	EUR	9,650	8,952,208
Fairfax Financial Holdings Ltd.
Ω	2.750%, 03/29/28	EUR	500	492,526
	2.750%, 03/29/28	EUR	384	378,260
Ontario Teachers’ Finance Trust
	1.125%, 05/15/26	GBP	2,800	3,170,459
	0.100%, 05/19/28	EUR	9,000	8,420,732
	0.050%, 11/25/30	EUR	6,000	5,113,589
	1.850%, 05/03/32	EUR	10,600	10,180,765
	Ontario, Province of Canada
	2.250%, 05/26/26	GBP	2,800	3,283,629
	Province of Ontario Canada
	0.250%, 12/15/26	GBP	1,199	1,290,166
	0.010%, 11/25/30	EUR	2,500	2,160,700
	0.250%, 06/09/31	EUR	4,400	3,802,260
	Province of Quebec Canada
	0.000%, 10/15/29	EUR	1,000	896,870
	Royal Bank of Canada
	1.833%, 07/31/28	CAD	5,000	3,254,973
	2.125%, 04/26/29	EUR	2,500	2,474,687
	Thomson Reuters Corp.
	3.350%, 05/15/26		500	483,584
	Toronto-Dominion Bank
	1.888%, 03/08/28	CAD	4,000	2,629,723

45

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	CANADA — (Continued)
	4.456%, 06/08/32		1,800	$1,736,458

	TOTAL CANADA			86,418,239

	DENMARK — (1.2%)
	Danske Bank AS
Ω	4.375%, 06/12/28		1,000	947,429
	Denmark Government Bond
	0.000%, 11/15/24	DKK	36,000	5,080,446
	Kommunekredit
	0.000%, 03/03/31	EUR	2,000	1,742,298
	0.010%, 05/04/34	EUR	2,400	1,879,199

	TOTAL DENMARK			9,649,372

	FINLAND — (1.5%)
	Kuntarahoitus Oyj
	0.000%, 03/02/31	EUR	3,100	2,708,426
	1.250%, 02/23/33	EUR	800	747,956
	0.050%, 09/10/35	EUR	2,300	1,743,962
	Nordea Bank Abp
	0.500%, 11/02/28	EUR	7,500	6,881,561

	TOTAL FINLAND			12,081,905

	FRANCE — (8.7%)
	Action Logement Services
	1.375%, 04/13/32	EUR	2,000	1,883,192
	0.500%, 10/30/34	EUR	4,100	3,273,375
	Agence Francaise de Developpement EPIC
	1.375%, 07/05/32	EUR	600	566,288
	1.500%, 10/31/34	EUR	2,800	2,566,062
	0.500%, 05/31/35	EUR	4,600	3,639,519
	0.375%, 05/25/36	EUR	500	372,828
	1.125%, 03/02/37	EUR	2,500	2,044,858
	Banque Federative du Credit Mutuel SA
	0.625%, 02/21/31	EUR	600	504,318
	BNP Paribas SA
Ω	4.400%, 08/14/28		2,000	1,942,268
	BPCE SA
	2.375%, 04/26/32	EUR	7,000	6,771,586
	Caisse d’Amortissement de la Dette Sociale
	1.375%, 01/20/31		6,900	5,781,326
	Credit Agricole SA
	0.375%, 04/20/28	EUR	500	461,366
	0.875%, 01/14/32	EUR	2,200	1,871,613
	Ile-de-France Mobilites
	0.400%, 05/28/31	EUR	3,100	2,766,886
	0.200%, 11/16/35	EUR	4,000	2,977,670
	Orange SA
	8.125%, 01/28/33	EUR	500	749,782

			Face Amount^	Value†
			(000)
	FRANCE — (Continued)
	Pernod Ricard SA
	1.500%, 05/18/26	EUR	600	$627,416
	SNCF Reseau
	5.000%, 10/10/33	EUR	3,000	3,761,769
	5.250%, 01/31/35	GBP	5,870	7,733,926
	0.750%, 05/25/36	EUR	1,500	1,183,656
	Societe Generale SA
	1.375%, 01/13/28	EUR	900	869,448
Ω	4.750%, 09/14/28		700	675,605
	0.875%, 09/24/29	EUR	1,500	1,333,262
Ω	3.000%, 01/22/30		1,600	1,347,232
	Societe Nationale SNCF SA
	5.375%, 03/18/27	GBP	1,600	2,057,950
	0.625%, 04/17/30	EUR	3,000	2,774,197
	Unedic Asseo
	1.250%, 05/25/33	EUR	500	464,225
	0.250%, 07/16/35	EUR	4,800	3,715,952
	Vinci SA
	2.750%, 09/15/34	GBP	3,800	3,925,012

	TOTAL FRANCE			68,642,587

	GERMANY — (4.5%)
	Allianz Finance II BV
	1.500%, 01/15/30	EUR	1,400	1,398,453
	BMW Finance NV
	1.500%, 02/06/29	EUR	1,400	1,403,204
	0.875%, 01/14/32	EUR	1,000	908,537
	BMW U.S. Capital LLC
	1.000%, 04/20/27	EUR	900	913,026
Deutsche Bahn Finance GMBH
	1.875%, 02/13/26	GBP	500	586,278
	1.125%, 12/18/28	EUR	1,000	996,433
	2.750%, 03/19/29	EUR	107	116,718
	0.875%, 07/11/31	EUR	4,000	3,711,068
	0.350%, 09/29/31	EUR	1,841	1,626,336
	0.750%, 07/16/35	EUR	500	403,366
	0.625%, 04/15/36	EUR	6,600	5,157,106
	Deutsche Telekom International Finance BV
	1.375%, 01/30/27	EUR	800	829,258
	2.000%, 12/01/29	EUR	500	516,445
	FMS Wertmanagement
	2.750%, 01/30/24		264	259,576
	JAB Holdings BV
	2.250%, 12/19/39	EUR	5,300	4,135,180
	Kreditanstalt fuer Wiederaufbau
	0.750%, 12/07/27	GBP	5,300	5,709,325
	Landwirtschaftliche Rentenbank
	2.000%, 01/13/25		800	769,927
	Mercedes-Benz Group AG
	1.375%, 05/11/28	EUR	900	906,562

46

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	GERMANY — (Continued)
	1.125%, 08/08/34	EUR	500	$433,276
	NRW Bank
	0.750%, 06/30/28	EUR	1,000	983,982
Siemens Financieringsmaatschappij NV
	1.000%, 09/06/27	EUR	800	825,676
Ω	2.875%, 03/11/41		250	194,611
	State of North Rhine-Westphalia Germany
	0.950%, 03/13/28	EUR	2,500	2,507,259

	TOTAL GERMANY			35,291,602

	HONG KONG — (0.7%)
	Prudential Funding Asia PLC
	3.125%, 04/14/30		2,700	2,429,601
	3.625%, 03/24/32		3,500	3,193,767

	TOTAL HONG KONG			5,623,368

	ITALY — (0.3%)
	Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		1,500	1,364,361
	1.750%, 07/04/29	EUR	800	756,734

	TOTAL ITALY			2,121,095

	JAPAN — (2.8%)
American Honda Finance Corp.
	0.300%, 07/07/28	EUR	2,500	2,341,346
	Japan Government Thirty Year Bond
	2.200%, 03/20/41	JPY	220,000	1,940,608
	Japan Government Twenty Year Bond
	1.200%, 09/20/35	JPY	600,000	4,706,022
	0.400%, 03/20/36	JPY	215,000	1,528,000
Mitsubishi UFJ Financial Group, Inc.
	3.741%, 03/07/29		1,000	941,620
	2.048%, 07/17/30		1,500	1,232,716
	4.153%, 03/07/39		2,000	1,808,227
	Mizuho Financial Group, Inc.
	2.839%, 09/13/26		600	558,101
	Nomura Holdings, Inc.
	3.103%, 01/16/30		1,629	1,395,029
	2.679%, 07/16/30		1,000	821,658
Sumitomo Mitsui Financial Group, Inc.
	3.446%, 01/11/27		600	569,922
	2.750%, 01/15/30		2,000	1,744,174

			Face Amount^	Value†
			(000)
	JAPAN — (Continued)
	2.222%, 09/17/31		1,000	$811,377
	2.296%, 01/12/41		2,507	1,697,066

	TOTAL JAPAN			22,095,866

	NETHERLANDS — (3.9%)
	BNG Bank NV
	1.625%, 08/26/25	GBP	700	822,306
	0.500%, 12/21/26	GBP	4,500	4,898,867
	3.300%, 04/26/29	AUD	3,000	1,903,493
	1.000%, 06/03/30		4,200	3,472,686
	Cooperatieve Rabobank UA
	1.375%, 02/03/27	EUR	600	613,927
	Heineken NV
	1.375%, 01/29/27	EUR	1,000	1,021,254
	ING Groep NV
	3.950%, 03/29/27		1,500	1,440,614
	1.375%, 01/11/28	EUR	900	886,649
	JAB Holdings BV
	3.375%, 04/17/35	EUR	1,200	1,151,045
	Koninklijke KPN NV
	5.750%, 09/17/29	GBP	3,288	4,167,092
	Koninklijke Philips NV
	1.375%, 05/02/28	EUR	800	789,114
Nederlandse Waterschapsbank NV
	1.125%, 03/15/24		200	193,335
Ω	1.750%, 01/15/25		10,000	9,565,080

	TOTAL NETHERLANDS			30,925,462

	NEW ZEALAND — (0.2%)
New Zealand Local Government Funding Agency Bond
	3.500%, 04/14/33	NZD	2,500	1,375,340

	NORWAY — (2.3%)
	Kommunalbanken AS
	0.625%, 04/20/26	EUR	1,700	1,735,211
	1.125%, 06/14/30		17,500	14,573,230
	Norway Government Bond
Ω	1.750%, 09/06/29	NOK	20,000	1,728,996

	TOTAL NORWAY			18,037,437

	SINGAPORE — (0.5%)
	Flex Ltd.
	4.875%, 06/15/29		1,000	970,025
	4.875%, 05/12/30		1,500	1,461,660
	Optus Finance Pty. Ltd.
	1.000%, 06/20/29	EUR	1,429	1,299,049

	TOTAL SINGAPORE			3,730,734

47

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
SPAIN — (0.9%)
Banco Santander SA
1.375%, 01/05/26	EUR	900	$926,730
3.490%, 05/28/30		400	354,788
Merlin Properties Socimi SA
2.375%, 07/13/27	EUR	2,000	2,016,610
1.875%, 12/04/34	EUR	400	300,928
Santander UK Group Holdings PLC
3.625%, 01/14/26	GBP	400	474,880
Telefonica Emisiones SA
5.375%, 02/02/26	GBP	600	754,739
7.045%, 06/20/36		2,300	2,555,503

TOTAL SPAIN			7,384,178

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (6.3%)
African Development Bank
3.350%, 08/08/28	AUD	2,200	1,409,868
Asian Development Bank
1.625%, 03/15/24		278	270,470
2.350%, 06/21/27	JPY	800,000	6,424,822
0.750%, 12/07/27	GBP	1,000	1,074,833
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
0.150%, 10/10/34	EUR	1,020	800,394
European Bank for Reconstruction & Development
0.500%, 05/19/25		5,000	4,642,795
5.625%, 12/07/28	GBP	800	1,074,548
European Financial Stability Facility
0.625%, 10/16/26	EUR	1,700	1,731,547
0.875%, 04/10/35	EUR	1,100	936,936
European Investment Bank
2.150%, 01/18/27	JPY	590,000	4,660,511
0.050%, 10/13/34	EUR	500	390,793
0.010%, 11/15/35	EUR	5,000	3,730,845
European Stability Mechanism
1.200%, 05/23/33	EUR	600	556,917
European Union
1.250%, 04/04/33	EUR	500	466,270
0.200%, 06/04/36	EUR	4,100	3,069,081
Inter-American Development Bank
7.000%, 06/15/25		4,000	4,220,614
3.125%, 09/18/28		500	487,245
3.875%, 10/28/41		5,000	4,824,267
International Bank for Reconstruction & Development
5.750%, 06/07/32	GBP	2,200	3,112,901

		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
1.200%, 08/08/34	EUR	1,300	$1,173,970
International Development Association
0.350%, 04/22/36	EUR	2,280	1,773,029
International Finance Corp.
1.250%, 02/06/31	AUD	1,053	559,946
1.500%, 04/15/35	AUD	5,300	2,537,148

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			49,929,750

SWEDEN — (0.7%)
Kommuninvest I Sverige AB
1.375%, 05/08/24		200	193,277
Svenska Handelsbanken AB
0.500%, 02/18/30	EUR	5,500	4,753,988
Swedbank AB
0.200%, 01/12/28	EUR	800	731,824

TOTAL SWEDEN			5,679,089

SWITZERLAND — (1.7%)
Swiss Confederation Government Bond
0.500%, 05/27/30	CHF	10,000	10,806,914
UBS Group AG
1.250%, 09/01/26	EUR	800	793,150
0.875%, 11/03/31	EUR	2,000	1,608,766

TOTAL SWITZERLAND			13,208,830

UNITED KINGDOM — (3.4%)
AXIS Specialty Finance PLC
4.000%, 12/06/27		800	774,557
Barclays PLC
4.375%, 01/12/26		1,000	974,405
3.250%, 01/17/33	GBP	1,800	1,806,866
British Telecommunications PLC
3.125%, 11/21/31	GBP	1,200	1,277,765
CNH Industrial Finance Europe SA
1.625%, 07/03/29	EUR	1,700	1,662,503
Diageo Finance PLC
1.500%, 10/22/27	EUR	500	512,406
HSBC Holdings PLC
4.300%, 03/08/26		2,000	1,963,667
4.950%, 03/31/30		1,500	1,479,903
Lloyds Banking Group PLC
1.500%, 09/12/27	EUR	900	905,094

48

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
LSEGA Financing PLC
Ω	2.500%, 04/06/31		3,700	$3,180,712
Ω	3.200%, 04/06/41		750	577,456
Motability Operations Group PLC
	3.625%, 03/10/36	GBP	2,000	2,210,031
Nationwide Building Society
	3.250%, 01/20/28	GBP	700	817,043
NatWest Group PLC
	4.800%, 04/05/26		700	697,049
Royalty Pharma PLC
	3.300%, 09/02/40		5,500	4,012,649
Unilever Finance Netherlands BV
	1.375%, 07/31/29	EUR	700	694,051
United Kingdom Gilt
	0.625%, 07/31/35	GBP	2,600	2,245,069
Vodafone Group PLC
	1.875%, 11/20/29	EUR	600	598,284
	1.625%, 11/24/30	EUR	750	720,069

TOTAL UNITED KINGDOM				27,109,579

UNITED STATES — (37.9%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		6,400	5,120,439
Abbott Ireland Financing DAC
	1.500%, 09/27/26	EUR	800	831,637
	0.375%, 11/19/27	EUR	2,000	1,941,879
AbbVie, Inc.
	4.250%, 11/14/28		200	198,475
	2.125%, 06/01/29	EUR	800	807,335
Advance Auto Parts, Inc.
	3.900%, 04/15/30		750	688,021
Amazon.com, Inc.
	4.800%, 12/05/34		400	415,263
American Express Co.
	3.000%, 10/30/24		1,000	971,203
American International Group, Inc.
	1.875%, 06/21/27	EUR	800	806,819
American Tower Corp.
	3.950%, 03/15/29		1,000	946,384
	0.950%, 10/05/30	EUR	700	607,139
	1.000%, 01/15/32	EUR	1,400	1,155,592
	4.050%, 03/15/32		1,875	1,738,680
AmerisourceBergen Corp.
	2.800%, 05/15/30		3,300	2,905,309
Amgen, Inc.
	2.300%, 02/25/31		2,100	1,779,186
	3.150%, 02/21/40		3,375	2,626,467
	2.800%, 08/15/41		3,500	2,550,483

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Amphenol Technologies Holding GmbH
	2.000%, 10/08/28	EUR	600	$614,551
	Aon Corp.
	4.500%, 12/15/28		500	494,172
	3.750%, 05/02/29		500	479,287
	2.800%, 05/15/30		1,500	1,320,345
	Aon Global Ltd.
	2.875%, 05/14/26	EUR	500	532,031
	Apple, Inc.
	1.200%, 02/08/28		3,600	3,183,370
	1.375%, 05/24/29	EUR	1,600	1,602,893
	3.050%, 07/31/29	GBP	1,300	1,527,291
	Applied Materials, Inc.
	3.300%, 04/01/27		375	363,100
	Arrow Electronics, Inc.
	3.875%, 01/12/28		1,000	941,667
	Assurant, Inc.
	2.650%, 01/15/32		4,000	3,051,283
	AT&T, Inc.
	2.750%, 06/01/31		2,000	1,724,669
	5.200%, 11/18/33	GBP	500	622,264
	3.500%, 06/01/41		2,500	1,969,717
	Autodesk, Inc.
	3.500%, 06/15/27		500	483,987
AvalonBay Communities, Inc.
	2.450%, 01/15/31		3,000	2,563,524
	Avnet, Inc.
	4.625%, 04/15/26		500	492,313
	3.000%, 05/15/31		4,350	3,550,284
	Baxter International, Inc.
	1.300%, 05/15/29	EUR	500	470,258
	Best Buy Co., Inc.
	4.450%, 10/01/28		800	795,684
	Biogen, Inc.
	2.250%, 05/01/30		2,800	2,382,627
	BlackRock, Inc.
	3.250%, 04/30/29		651	623,777
	Block Financial LLC
	2.500%, 07/15/28		5,000	4,320,769
	Booking Holdings, Inc.
	1.800%, 03/03/27	EUR	500	519,166
	4.625%, 04/13/30		253	254,365
	BorgWarner, Inc.
	1.000%, 05/19/31	EUR	2,900	2,443,365
	Boston Properties LP
	3.250%, 01/30/31		1,400	1,146,580
	Bristol-Myers Squibb Co.
	4.125%, 06/15/39		3,000	2,811,167
	Broadcom, Inc.
	4.300%, 11/15/32		1,000	916,902
Ω	3.469%, 04/15/34		4,000	3,304,667
Ω	3.137%, 11/15/35		1,000	774,160

49

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Brown & Brown, Inc.
	4.500%, 03/15/29		1,000	$959,272
	2.375%, 03/15/31		3,100	2,539,095
	Brown-Forman Corp.
	2.600%, 07/07/28	GBP	700	797,671
	Campbell Soup Co.
	4.150%, 03/15/28		600	590,785
Capital One Financial Corp.
	3.800%, 01/31/28		700	653,887
	1.650%, 06/12/29	EUR	2,800	2,400,133
	Carrier Global Corp.
	3.377%, 04/05/40		4,500	3,503,844
Choice Hotels International, Inc.
	3.700%, 12/01/29		500	453,602
Chubb INA Holdings, Inc.
	1.550%, 03/15/28	EUR	800	799,661
	0.875%, 12/15/29	EUR	1,833	1,675,976
	Cigna Group
	4.375%, 10/15/28		1,000	993,191
	2.400%, 03/15/30		1,500	1,300,614
	Citigroup, Inc.
	5.875%, 01/30/42		750	799,876
	Citizens Bank NA
	3.750%, 02/18/26		500	460,315
	Clorox Co.
	1.800%, 05/15/30		2,000	1,668,580
CNO Financial Group, Inc.
	5.250%, 05/30/29		3,000	2,855,375
	Coca-Cola Co.
	0.950%, 05/06/36	EUR	1,500	1,206,168
	Comcast Corp.
	4.250%, 01/15/33		500	489,327
	3.250%, 11/01/39		5,000	4,057,348
Constellation Brands, Inc.
	3.600%, 02/15/28		1,000	957,814
	3.150%, 08/01/29		1,000	919,119
Costco Wholesale Corp.
	1.600%, 04/20/30		2,000	1,701,174
Cox Communications, Inc.
Ω	3.500%, 08/15/27		500	474,655
Ω	4.800%, 02/01/35		460	425,048
Darden Restaurants, Inc.
	3.850%, 05/01/27		1,000	976,226
DH Europe Finance Sarl
	1.200%, 06/30/27	EUR	800	808,203
Discover Financial Services
	4.500%, 01/30/26		800	774,056
	Dover Corp.
	3.150%, 11/15/25		1,000	965,494
	Eaton Corp.
	4.000%, 11/02/32		550	528,473
	Eaton Vance Corp.
	3.500%, 04/06/27		477	451,953

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Elevance Health, Inc.
	4.625%, 05/15/42		4,000	$3,721,290
	4.650%, 01/15/43		2,000	1,880,846
Emerson Electric Co.
	1.250%, 10/15/25	EUR	500	522,512
	2.000%, 10/15/29	EUR	300	305,916
Equinix, Inc.
	3.200%, 11/18/29		2,700	2,425,077
	2.150%, 07/15/30		1,500	1,232,957
Expedia Group, Inc.
	3.800%, 02/15/28		1,000	943,820
Experian Finance PLC
Ω	2.750%, 03/08/30		3,500	3,045,730
FedEx Corp.
	1.625%, 01/11/27	EUR	700	713,531
	1.300%, 08/05/31	EUR	1,000	889,734
	4.900%, 01/15/34		594	592,481
Fidelity National Financial, Inc.
	3.400%, 06/15/30		1,300	1,150,408
Fiserv, Inc.
	1.625%, 07/01/30	EUR	2,200	2,073,402
Five Corners Funding Trust II
Ω	2.850%, 05/15/30		2,500	2,173,603
FMR LLC
Ω	4.950%, 02/01/33		1,250	1,199,604
Fortune Brands Innovations, Inc.
	3.250%, 09/15/29		1,000	896,269
Fox Corp.
	4.709%, 01/25/29		700	687,593
Franklin Resources, Inc.
	1.600%, 10/30/30		400	318,777
GATX Corp.
	3.500%, 03/15/28		600	557,555
General Dynamics Corp.
	4.250%, 04/01/40		1,000	933,628
General Motors Financial Co., Inc.
	0.600%, 05/20/27	EUR	500	478,484
	0.650%, 09/07/28	EUR	2,000	1,813,124
	3.100%, 01/12/32		2,000	1,633,696
Gilead Sciences, Inc.
	3.650%, 03/01/26		600	586,764
	4.000%, 09/01/36		1,750	1,628,537
	2.600%, 10/01/40		600	442,589
	5.650%, 12/01/41		1,750	1,876,894
GlaxoSmithKline Capital PLC
	1.000%, 09/12/26	EUR	800	821,055
Global Payments, Inc.
	4.450%, 06/01/28		1,000	960,564

50

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Goldman Sachs Group, Inc.
	3.125%, 07/25/29	GBP	500	$552,844
	3.000%, 02/12/31	EUR	1,000	1,016,336
	0.750%, 03/23/32	EUR	2,271	1,839,776
	6.125%, 02/15/33		1,000	1,086,532
	6.250%, 02/01/41		1,000	1,103,835
	Harley-Davidson, Inc.
	3.500%, 07/28/25		1,000	958,087
	Hasbro, Inc.
	3.500%, 09/15/27		1,900	1,804,287
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		2,700	2,266,748
Healthcare Realty Holdings LP
	2.000%, 03/15/31		1,000	780,859
	Home Depot, Inc.
	3.300%, 04/15/40		217	180,870
	5.950%, 04/01/41		1,000	1,121,871
	Honeywell International, Inc.
	2.250%, 02/22/28	EUR	800	835,378
	HP, Inc.
	3.400%, 06/17/30		3,000	2,658,694
	6.000%, 09/15/41		2,500	2,535,333
	Illinois Tool Works, Inc.
	2.125%, 05/22/30	EUR	1,600	1,604,787
	International Business Machines Corp.
	0.300%, 02/11/28	EUR	1,000	953,497
	1.750%, 03/07/28	EUR	800	815,547
	J M Smucker Co.
	4.250%, 03/15/35		1,400	1,320,995
	Jabil, Inc.
	3.000%, 01/15/31		2,800	2,387,902
	Johnson & Johnson
	3.550%, 03/01/36		2,908	2,718,278
	JPMorgan Chase & Co.
	2.950%, 10/01/26		100	94,888
	3.500%, 12/18/26	GBP	400	480,415
	5.500%, 10/15/40		3,300	3,420,613
	Juniper Networks, Inc.
	3.750%, 08/15/29		2,000	1,881,455
	Kemper Corp.
	2.400%, 09/30/30		1,200	967,242
	3.800%, 02/23/32		1,000	864,521
	Kroger Co.
	7.500%, 04/01/31		600	698,108
	Lazard Group LLC
	4.375%, 03/11/29		2,600	2,479,637
	Lear Corp.
#	3.800%, 09/15/27		130	124,439
	4.250%, 05/15/29		500	477,865

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Legg Mason, Inc.
	4.750%, 03/15/26		900	$891,756
	Leggett & Platt, Inc.
	4.400%, 03/15/29		500	486,879
	Liberty Mutual Group, Inc.
	2.750%, 05/04/26	EUR	1,100	1,164,516
Ω	6.500%, 03/15/35		900	946,182
	Lincoln National Corp.
	3.050%, 01/15/30		1,000	816,636
#	3.400%, 01/15/31		2,000	1,610,591
	7.000%, 06/15/40		1,500	1,518,040
	Markel Corp.
	3.500%, 11/01/27		800	761,253
	Mars, Inc.
Ω	3.600%, 04/01/34		1,200	1,099,934
	McDonald’s Corp.
	1.750%, 05/03/28	EUR	800	816,018
	McKesson Corp.
	3.125%, 02/17/29	GBP	1,200	1,340,279
Mercedes-Benz Finance North America LLC
	8.500%, 01/18/31		2,000	2,547,508
	Merck & Co., Inc.
	1.875%, 10/15/26	EUR	600	631,495
	MetLife, Inc.
	6.500%, 12/15/32		500	563,963
	5.700%, 06/15/35		2,550	2,716,393
	Micron Technology, Inc.
	5.327%, 02/06/29		950	945,998
	4.663%, 02/15/30		800	766,619
	Mohawk Industries, Inc.
#	3.625%, 05/15/30		3,000	2,737,915
	Molson Coors Beverage Co.
	3.000%, 07/15/26		1,500	1,423,892
	Morgan Stanley
	1.375%, 10/27/26	EUR	800	815,503
	3.625%, 01/20/27		1,000	962,677
	Motorola Solutions, Inc.
	4.600%, 05/23/29		1,000	983,766
	2.300%, 11/15/30		1,000	819,835
	NIKE, Inc.
	2.850%, 03/27/30		2,000	1,849,049
	3.250%, 03/27/40		4,650	3,924,335
	Oracle Corp.
	3.400%, 07/08/24		2,000	1,961,009
	2.950%, 04/01/30		3,500	3,100,567
	3.600%, 04/01/40		750	582,395
	Paramount Global
	4.000%, 01/15/26		600	580,927
#	4.200%, 05/19/32		300	258,171
	PepsiCo, Inc.
	0.875%, 07/18/28	EUR	900	880,179

51

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
PPG Industries, Inc.
1.400%, 03/13/27	EUR	800	$811,307
2.800%, 08/15/29		500	451,058
2.550%, 06/15/30		500	434,110
Principal Financial Group, Inc.
3.100%, 11/15/26		800	766,308
Procter & Gamble Co.
1.200%, 10/30/28	EUR	1,000	996,698
Progressive Corp.
6.250%, 12/01/32		500	563,281
Prologis Euro Finance LLC
1.000%, 02/08/29	EUR	3,000	2,754,291
0.500%, 02/16/32	EUR	3,200	2,583,172
PulteGroup, Inc.
6.375%, 05/15/33		850	906,391
6.000%, 02/15/35		1,000	1,036,557
Quest Diagnostics, Inc.
4.200%, 06/30/29		1,000	982,510
Ralph Lauren Corp.
2.950%, 06/15/30		2,000	1,804,031
Reinsurance Group of America, Inc.
3.150%, 06/15/30		1,400	1,230,159
Roche Holdings, Inc., SOFR + 0.240%, FRN (r)Ω 5.020%, 03/05/24		500	498,931
Ryder System, Inc.
3.350%, 09/01/25		2,000	1,924,245
Sanofi
3.625%, 06/19/28		800	786,879
Simon Property Group LP
2.650%, 07/15/30		2,865	2,461,195
Sky Ltd.
4.000%, 11/26/29	GBP	600	720,623
Starbucks Corp.
4.000%, 11/15/28		100	98,781
Sysco Corp.
3.250%, 07/15/27		1,500	1,429,834
Teledyne FLIR LLC
2.500%, 08/01/30		2,000	1,684,270
Thermo Fisher Scientific, Inc.
1.375%, 09/12/28	EUR	900	900,378
Travelers Cos., Inc.
6.250%, 06/15/37		1,000	1,133,220
5.350%, 11/01/40		4,500	4,740,264
TWDC Enterprises 18 Corp.
2.758%, 10/07/24	CAD	1,000	716,847
United Parcel Service, Inc.
1.000%, 11/15/28	EUR	800	778,971
UnitedHealth Group, Inc.
3.875%, 12/15/28		1,000	981,061

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
4.625%, 07/15/35		600	$605,593
6.875%, 02/15/38		954	1,159,704
3.050%, 05/15/41		1,800	1,429,896
Upjohn Finance BV
1.908%, 06/23/32	EUR	500	422,276
Utah Acquisition Sub, Inc.
2.250%, 11/22/24	EUR	800	857,129
3.125%, 11/22/28	EUR	2,000	2,039,640
Ventas Realty LP
4.125%, 01/15/26		2,000	1,941,261
Verizon Communications, Inc.
4.500%, 08/17/27	AUD	2,000	1,321,888
2.625%, 12/01/31	EUR	800	809,759
3.375%, 10/27/36	GBP	1,300	1,334,059
VF Corp.
2.800%, 04/23/27		2,900	2,688,640
# 2.950%, 04/23/30		3,500	2,966,378
Visa, Inc.
2.375%, 06/15/34	EUR	1,500	1,510,735
VMware, Inc.
3.900%, 08/21/27		1,400	1,348,297
Walgreens Boots Alliance, Inc.
3.600%, 11/20/25	GBP	700	837,882
# 3.200%, 04/15/30		2,270	2,004,814
Walmart, Inc.
5.750%, 12/19/30	GBP	1,490	2,027,531
5.625%, 03/27/34	GBP	3,100	4,227,815
5.250%, 09/28/35	GBP	684	905,086
Walt Disney Co.
6.200%, 12/15/34		400	457,174
3.500%, 05/13/40		2,000	1,700,501
Wells Fargo & Co.
4.150%, 01/24/29		2,500	2,406,504
Welltower OP LLC
# 3.100%, 01/15/30		1,600	1,407,100
2.750%, 01/15/31		900	754,962
Whirlpool Corp.
4.750%, 02/26/29		500	499,582
Whirlpool Finance Luxembourg Sarl
1.100%, 11/09/27	EUR	650	639,817
WPC Eurobond BV
1.350%, 04/15/28	EUR	450	414,995

TOTAL UNITED STATES			299,494,230

TOTAL BONDS			754,724,238

U.S. TREASURY OBLIGATIONS — (2.5%)
U.S. Treasury Bonds
1.125%, 08/15/40		6,000	3,987,656
U.S. Treasury Notes
0.250%, 03/15/24		8,000	7,687,813
2.500%, 05/15/24		5,000	4,884,570

52

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
0.250%, 06/15/24	3,500	$3,331,153

TOTAL U.S. TREASURY OBLIGATIONS		19,891,192

TOTAL INVESTMENT SECURITIES (Cost $887,537,228)		783,194,765

	Shares	Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@§ The DFA Short Term Investment Fund	687,430	$7,951,503

TOTAL INVESTMENTS — (100.0%) (Cost $895,488,538)		$791,146,268

As of April 30, 2023, DFA Global Sustainability Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	635,020	USD	782,457	HSBC Bank	05/09/23	$15,726
GBP	677,339	USD	841,870	State Street Bank and Trust	05/09/23	9,505
USD	1,399,811	NZD	2,240,622	Citibank, N.A.	05/16/23	14,270
EUR	643,438	USD	707,341	Citibank, N.A.	05/16/23	2,214
USD	77,385,086	EUR	70,146,392	State Street Bank and Trust	05/16/23	30,772
USD	3,551,747	DKK	23,981,371	State Street Bank and Trust	05/16/23	3,239
EUR	2,024,604	USD	2,221,803	UBS AG	05/16/23	10,841
USD	1,751,169	NOK	18,592,258	Citibank, N.A.	05/26/23	4,577
USD	1,184,970	AUD	1,771,842	Citibank, N.A.	06/07/23	10,744
USD	514,674	AUD	769,373	State Street Bank and Trust	06/07/23	4,799
USD	1,054,511	AUD	1,579,917	UBS AG	06/07/23	7,476
USD	10,912,863	CHF	9,638,826	State Street Bank and Trust	06/27/23	60,965
USD	1,221,354	JPY	158,525,967	Citibank, N.A.	07/05/23	46,461
USD	18,826,316	JPY	2,463,560,548	State Street Bank and Trust	07/07/23	562,455

Total Appreciation						$784,044

USD	36,214,352	GBP	29,729,867	Citibank, N.A.	05/09/23	$(1,154,350)
USD	63,857,120	EUR	60,368,446	State Street Bank and Trust	05/09/23	(2,687,992)
USD	965,223	GBP	785,450	State Street Bank and Trust	05/09/23	(22,042)
USD	1,525,311	DKK	10,375,391	Citibank, N.A.	05/15/23	(9,827)
NZD	39,441	USD	24,495	Citibank, N.A.	05/16/23	(106)
USD	14,179	NZD	23,069	Citibank, N.A.	05/16/23	(86)
USD	13,767	NZD	22,482	UBS AG	05/16/23	(136)
USD	62,637,853	EUR	57,836,258	HSBC Bank	05/23/23	(1,166,376)
USD	36,852,293	GBP	29,616,509	State Street Bank and Trust	05/25/23	(386,485)
USD	45,325,817	EUR	41,523,251	State Street Bank and Trust	06/01/23	(505,190)
AUD	819,734	USD	549,923	Citibank, N.A.	06/07/23	(6,673)
AUD	1,053,369	USD	709,500	Morgan Stanley and Co. International	06/07/23	(11,417)
USD	44,614,316	AUD	67,365,845	State Street Bank and Trust	06/07/23	(30,042)
AUD	1,054,904	USD	710,942	State Street Bank and Trust	06/07/23	(11,841)
USD	2,129,022	CAD	2,909,908	Citibank, N.A.	06/21/23	(20,885)
USD	8,567,035	CAD	11,727,398	Citibank, N.A.	06/26/23	(98,299)

Total (Depreciation)						$(6,111,747)

Total Appreciation (Depreciation)						$(5,327,703)

53

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$8,579,335	—	$8,579,335
Bonds
Australia	—	42,039,483	—	42,039,483
Belgium	—	13,886,092	—	13,886,092
Canada	—	86,418,239	—	86,418,239
Denmark	—	9,649,372	—	9,649,372
Finland	—	12,081,905	—	12,081,905
France	—	68,642,587	—	68,642,587
Germany	—	35,291,602	—	35,291,602
Hong Kong	—	5,623,368	—	5,623,368
Italy	—	2,121,095	—	2,121,095
Japan	—	22,095,866	—	22,095,866
Netherlands	—	30,925,462	—	30,925,462
New Zealand	—	1,375,340	—	1,375,340
Norway	—	18,037,437	—	18,037,437
Singapore	—	3,730,734	—	3,730,734
Spain	—	7,384,178	—	7,384,178
Supranational Organization Obligations	—	49,929,750	—	49,929,750
Sweden	—	5,679,089	—	5,679,089
Switzerland	—	13,208,830	—	13,208,830
United Kingdom	—	27,109,579	—	27,109,579
United States	—	299,494,230	—	299,494,230
U.S. Treasury Obligations	—	19,891,192	—	19,891,192
Securities Lending Collateral	—	7,951,503	—	7,951,503
Forward Currency Contracts**	—	(5,327,703)	—	(5,327,703)

TOTAL	—	$785,818,565	—	$785,818,565

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

54

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Social Core Equity 2 Portfolio*	U.S. Sustainability Core 1 Portfolio*	U.S. Sustainability Targeted Value Portfolio*	International Sustainability Core 1 Portfolio*	International Social Core Equity Portfolio*
ASSETS:
Investment Securities at Value (including $85,466, $214,621, $9,044, $301,764 and $111,818 of securities on loan, respectively)	$1,487,912	$5,185,634	$333,514	$3,132,888	$1,359,190
Temporary Cash Investments at Value & Cost	2,838	9,475	1,107	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $77,432, $146,906, $6,802, $299,527 and $112,261, respectively)	77,441	146,920	6,803	299,553	112,268
Foreign Currencies at Value	—	—	—	10,415	4,690
Cash	42	224	—	1,142	304
Receivables:
Investment Securities Sold	1,749	2,597	178	8,260	3,767
Dividends and Interest	1,017	3,713	89	18,783	9,562
Securities Lending Income	17	46	2	266	156
Fund Shares Sold.	916	4,139	135	1,514	201
Unrealized Gain on Foreign Currency Contracts	—	—	—	—	2
Deferred Offering Costs	—	—	1	—	—
Prepaid Expenses and Other Assets	18	51	10	35	23

Total Assets	1,571,950	5,352,799	341,839	3,472,856	1,490,163

LIABILITIES:
Payables:
Upon Return of Securities Loaned	77,468	146,944	6,805	299,574	112,276
Investment Securities Purchased	2,168	4,721	499	5,370	2,359
Fund Shares Redeemed	363	1,638	111	3,603	408
Due to Advisor	220	591	79	515	247
Accrued Expenses and Other Liabilities	31	186	21	249	132

Total Liabilities	80,250	154,080	7,515	309,311	115,422

NET ASSETS	$1,491,700	$5,198,719	$334,324	$3,163,545	$1,374,741

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	72,637,128	161,508,419	21,505,184	267,894,669	100,728,784

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$20.54	$32.19	$15.55	$11.81	$13.65

Investment Securities at Cost	$844,139	$3,533,022	$310,579	$2,658,942	$1,179,473

Foreign Currencies at Cost	$—	$—	$—	$10,393	$4,686

NET ASSETS CONSIST OF:
Paid-In Capital	$831,417	$3,542,201	$307,094	$2,712,809	$1,187,827
Total Distributable Earnings (Loss)	660,283	1,656,518	27,230	450,736	186,914

NET ASSETS	$1,491,700	$5,198,719	$334,324	$3,163,545	$1,374,741

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	500,000,000	1,000,000,000	1,000,000,000

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

55

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Sustainability Core 1 Portfolio*	Emerging Markets Social Core Equity Portfolio*	Global Social Core Equity Portfolio	DFA Social Fixed Income Portfolio*	DFA Global Sustainability Fixed Income Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$47,574	—	—
Investment Securities at Value (including $21,975, $45,408, $0, $24,744 and $7,786 of securities on loan)	$905,568	$1,483,739	—	$518,339	$783,195
Temporary Cash Investments at Value & Cost	—	—	14	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $6,996, $15,673, $0, $25,287 and $7, 951, respectively)	6,997	15,675	—	25,286	7,952
Foreign Currencies at Value	3,413	4,758	—	22	527
Cash	3,286	2,884	—	1,959	7,663
Receivables:
Investment Securities Sold	150	386	—	79	—
Dividends, Interest and Tax Reclaims	1,339	2,366	—	4,473	6,419
Securities Lending Income	73	167	—	7	3
Fund Shares Sold	407	222	22	554	133
Futures Margin Variation	3	—	—	—	—
Unrealized Gain on Forward Currency Contracts	—	—	—	5	784
Unrealized Gain on Foreign Currency Contracts	—	1	—	—	—
Prepaid Expenses and Other Assets	30	33	14	22	17

Total Assets	921,266	1,510,231	47,624	550,746	806,693

LIABILITIES:
Payables:
Upon Return of Securities Loaned	7,006	15,686	—	25,281	7,954
Investment Securities Purchased	2,964	3,265	13	1,318	503
Fund Shares Redeemed	575	647	—	46	195
Due to Advisor	261	428	—	77	117
Line of Credit	1	—	—	—	—
Unrealized Loss on Forward Currency Contracts	—	—	—	121	6,112
Unrealized Loss on Foreign Currency Contracts	—	—	—	—	1
Deferred Taxes Payable	3,133	6,395	—	—	—
Accrued Expenses and Other Liabilities	244	537	17	33	34

Total Liabilities	14,184	26,958	30	26,876	14,916

NET ASSETS	$907,082	$1,483,273	$47,594	$523,870	$791,777

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	105,628,958	111,741,495	4,095,995	57,405,264	84,091,354

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$8.59	$13.27	$11.62	$9.13	$9.42

Investments in Affiliated Investment Companies at Cost	$—	$—	$45,789	$—	$—

Investment Securities at Cost	$884,696	$1,241,012	$—	$558,584	$887,537

Foreign Currencies at Cost	$3,408	$4,757	$—	$22	$527

NET ASSETS CONSIST OF:
Paid-In Capital	$948,846	$1,341,558	$45,661	$585,031	$924,349
Total Distributable Earnings (Loss)	(41,764)	141,715	1,933	(61,161)	(132,572)

NET ASSETS	$907,082	$1,483,273	$47,594	$523,870	$791,777

(1) NUMBER OF SHARES AUTHORIZED	500,000,000	1,500,000,000	500,000,000	1,000,000,000	500,000,000

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

56

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	U.S. Social Core Equity 2 Portfolio#	U.S. Sustainability Core 1 Portfolio#	U.S. Sustainability Targeted Value Portfolio#	International Sustainability Core 1 Portfolio#	International Social Core Equity Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $10, $15, $3, $4,730 and $2,360, respectively)	$12,118	$40,213	$2,932	$41,325	$20,841
Income from Securities Lending	76	274	12	881	501

Total Investment Income	12,194	40,487	2,944	42,206	21,342

Expenses
Investment Management Fees	1,305	3,463	475	2,970	1,429
Accounting & Transfer Agent Fees	114	438	37	264	79
Custodian Fees	13	30	9	179	118
Filing Fees	27	50	18	67	21
Shareholders’ Reports	23	34	7	29	24
Directors’/Trustees’ Fees & Expenses	5	20	2	11	6
Professional Fees	8	29	2	19	9
Previously Waived Fees Recovered by Advisor (Note C)	—	—	23	—	—
Other	51	96	5	65	63

Total Expenses.	1,546	4,160	578	3,604	1,749

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	1	—	—
Fees Paid Indirectly (Note C)	—	—	—	88	44
Net Expenses	1,546	4,160	577	3,516	1,705

Net Investment Income (Loss)	10,648	36,327	2,367	38,690	19,637

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	14,923	6,197	4,246	(19,682)	5,098
Affiliated Investment Companies Shares Sold	(11)	15	(1)	(10)	3
Futures	(80)	54	(62)	46	31
Foreign Currency Transactions	—	—	—	792	299
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	68,666	292,710	(10,622)	596,385	236,031
Affiliated Investment Companies Shares	23	49	6	92	35
Translation of Foreign Currency-Denominated Amounts	—	—	—	471	211

Net Realized and Unrealized Gain (Loss)	83,521	299,025	(6,433)	578,094	241,708

Net Increase (Decrease) in Net Assets Resulting from Operations	$94,169	$335,352	$(4,066)	$616,784	$261,345

**	Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

57

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	Emerging Markets Sustainability Core 1 Portfolio#	Emerging Markets Social Core Equity Portfolio#	Global Social Core Equity Portfolio	DFA Social Fixed Income Portfolio#	DFA Global Sustainability Fixed Income Portfolio#
Investment Income
Income Distributions Received from Affiliated Investment Companies	—	—	$314	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	314	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $1,158, $1,984, $0, $0 and $0, respectively)	$9,359	$16,509	—	—	—
Interest	—	—	—	$7,937	$10,744
Income from Securities Lending	427	818	—	47	27

Total Fund Investment Income	9,786	17,327	—	7,984	10,771

Fund Expenses
Investment Management Fees	1,537	2,527	—	445	760
Accounting & Transfer Agent Fees	95	85	3	40	86
Custodian Fees	273	430	—	2	18
Filing Fees	25	23	12	22	20
Shareholders’ Reports	19	30	—	18	15
Directors’/Trustees’ Fees & Expenses	3	6	—	3	3
Professional Fees	24	32	—	3	5
Previously Waived Fees Recovered by Advisor (Note C)	—	—	15	—	3
Other	33	75	—	5	9

Total Fund Expenses	2,009	3,208	30	538	919

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	11	—	3
Fees Paid Indirectly (Note C)	21	27	—	2	19

Net Expenses	1,988	3,181	19	536	897

Net Investment Income (Loss)	7,798	14,146	295	7,448	9,874

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	789	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(29,399)	(19,418)	—	(11,751)	(25,758)
Affiliated Investment Companies Shares Sold	(3)	(1)	(492)	4	1
Futures	14	54	2	—	—
Foreign Currency Transactions	62	116	—	37	77
Forward Currency Contracts	—	—	—	(1,360)	(26,138)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	163,861	235,544	—	41,291	99,400
Affiliated Investment Companies Shares	11	13	4,500	6	6
Futures	3	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	15	13	—	7	243
Forward Currency Contracts	—	—	—	(122)	(7,553)

Net Realized and Unrealized Gain (Loss)	134,564	216,321	4,799	28,112	40,278

Net Increase (Decrease) in Net Assets Resulting from Operations	$142,362	$230,467	$5,094	$35,560	$50,152

**	Net of foreign capital gain taxes withheld of $260, $704, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

58

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Social Core Equity 2 Portfolio		U.S. Sustainability Core 1 Portfolio		U.S. Sustainability Targeted Value Portfolio		International Sustainability Core 1 Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$10,648	$19,961	$36,327	$65,414	$2,367	$4,063	$38,690	$83,391
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	14,923	47,003	6,197	(2,951)	4,246	8,898	(19,682)	(13,359)
Affiliated Investment Companies Shares Sold	(11)	(14)	15	(30)	(1)	(1)	(10)	(19)
Futures	(80)	327	54	—	(62)	(224)	46	(71)
Foreign Currency Transactions	—	—	—	—	—	—	792	(2,205)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	68,666	(321,125)	292,710	(937,918)	(10,622)	(29,625)	596,385	(1,015,915)
Affiliated Investment Companies Shares	23	(17)	49	(41)	6	(5)	92	(79)
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	—	—	471	(507)

Net Increase (Decrease) in Net Assets Resulting from Operations	94,169	(253,865)	335,352	(875,526)	(4,066)	(16,894)	616,784	(948,764)

Distributions:
Institutional Class Shares	(52,425)	(81,329)	(34,956)	(128,219)	(9,855)	(15,936)	(15,779)	(91,322)
Capital Share Transactions (1):
Shares Issued	145,317	352,196	634,832	1,373,414	52,170	145,067	251,359	1,160,713
Shares Issued in Lieu of Cash Distributions	48,931	74,089	33,019	120,003	9,847	15,927	14,450	83,313
Shares Redeemed	(153,058)	(426,837)	(631,105)	(1,252,750)	(36,254)	(91,524)	(358,974)	(934,484)

Net Increase (Decrease) from Capital Share Transactions	41,190	(552)	36,746	240,667	25,763	69,470	(93,165)	309,542

Total Increase (Decrease) in Net Assets	82,934	(335,746)	337,142	(763,078)	11,842	36,640	507,840	(730,544)
Net Assets
Beginning of Period	1,408,766	1,744,512	4,861,577	5,624,655	322,482	285,842	2,655,705	3,386,249

End of Period	$1,491,700	$1,408,766	$5,198,719	$4,861,577	$334,324	$322,482	$3,163,545	$2,655,705

(1) Shares Issued and Redeemed:
Shares Issued.	7,105	16,322	20,225	42,266	3,219	8,810	23,094	103,057
Shares Issued in Lieu of Cash Distributions	2,450	3,202	1,053	3,520	617	945	1,306	7,544
Shares Redeemed	(7,567)	(19,444)	(20,291)	(39,141)	(2,237)	(5,674)	(33,223)	(85,977)

Net Increase (Decrease) from Shares Issued and Redeemed	1,988	80	987	6,645	1,599	4,081	(8,823)	24,624

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

59

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Social Core Equity Portfolio		Emerging Markets Sustainability Core 1 Portfolio		Emerging Markets Social Core Equity Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$19,637	$42,038	$7,798	$23,017	$14,146	$41,770
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	5,098	(2,410)	(29,399)	(28,407)	(19,418)	(29,983)
Affiliated Investment Companies Shares Sold	3	(12)	(3)	(5)	(1)	(7)
Futures	31	(1,380)	14	175	54	(1,572)
Foreign Currency Transactions	299	(1,307)	62	(261)	116	(667)
Forward Currency Contracts	—	—	—	(1)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	236,031	(427,569)	163,861	(288,495)	235,544	(488,104)
Affiliated Investment Companies Shares	35	(36)	11	(11)	13	(11)
Futures	—	—	3	—	—	—
Translation of Foreign Currency-Denominated Amounts	211	(255)	15	4	13	10

Net Increase (Decrease) in Net Assets Resulting from Operations	261,345	(390,931)	142,362	(293,984)	230,467	(478,564)

Distributions:
Institutional Class Shares	(8,104)	(55,426)	(6,762)	(38,657)	(17,557)	(42,842)
Capital Share Transactions (1):
Shares Issued	80,660	341,848	116,980	470,749	128,689	452,504
Shares Issued in Lieu of Cash Distributions	7,415	50,164	6,609	37,940	14,972	36,271
Shares Redeemed	(104,336)	(409,427)	(148,627)	(343,401)	(133,057)	(421,764)

Net Increase (Decrease) from Capital Share Transactions	(16,261)	(17,415)	(25,038)	165,288	10,604	67,011

Total Increase (Decrease) in Net Assets	236,980	(463,772)	110,562	(167,353)	223,514	(454,395)
Net Assets
Beginning of Period	1,137,761	1,601,533	796,520	963,873	1,259,759	1,714,154

End of Period	$1,374,741	$1,137,761	$907,082	$796,520	$1,483,273	$1,259,759

(1) Shares Issued and Redeemed:
Shares Issued	6,317	26,256	14,119	52,640	9,981	31,762
Shares Issued in Lieu of Cash Distributions	586	3,829	783	4,232	1,162	2,754
Shares Redeemed	(8,083)	(30,805)	(18,332)	(39,508)	(10,269)	(30,254)

Net Increase (Decrease) from Shares Issued and Redeemed	(1,180)	(720)	(3,430)	17,364	874	4,262

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $260 and $704, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $385 and $1,424, respectively.

See accompanying Notes to Financial Statements.

60

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Global Social Core Equity Portfolio		DFA Social Fixed Income Portfolio		DFA Global Sustainability Fixed Income Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$295	$693	$7,448	$11,586	$9,874	$17,566
Capital Gain Distributions Received from Affiliated Investment Companies	789	680	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	(11,751)	(9,230)	(25,758)	(32,657)
Affiliated Investment Companies Shares Sold	(492)	(804)	4	—	1	(5)
Futures	2	10	—	—	—	—
Foreign Currency Transactions	—	—	37	1	77	90
Forward Currency Contracts	—	—	(1,360)	—	(26,138)	63,952
In-Kind Redemptions	—	10,806	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	41,291	(91,337)	99,400	(215,582)
Affiliated Investment Companies Shares	4,500	(18,774)	6	(7)	6	(5)
Translation of Foreign Currency-Denominated Amounts	—	—	7	1	243	(125)
Forward Currency Contracts	—	—	(122)	5	(7,553)	2,718

Net Increase (Decrease) in Net Assets Resulting from Operations	5,094	(7,389)	35,560	(88,981)	50,152	(164,048)

Distributions:
Institutional Class Shares	(298)	(833)	(6,182)	(16,681)	(10,613)	(18,107)
Capital Share Transactions (1):
Shares Issued	5,730	25,251	84,690	189,509	111,588	540,698
Shares Issued in Lieu of Cash Distributions	295	820	6,068	16,184	10,592	18,018
Shares Redeemed	(2,980)	(48,339)	(61,934)	(179,371)	(189,162)	(449,079)

Net Increase (Decrease) from Capital Share Transactions	3,045	(22,268)	28,824	26,322	(66,982)	109,637

Total Increase (Decrease) in Net Assets	7,841	(30,490)	58,202	(79,340)	(27,443)	(72,518)
Net Assets
Beginning of Period	39,753	70,243	465,668	545,008	819,220	891,738

End of Period	$47,594	$39,753	$523,870	$465,668	$791,777	$819,220

(1) Shares Issued and Redeemed:
Shares Issued	509	2,116	9,468	19,569	12,084	54,226
Shares Issued in Lieu of Cash Distributions.	26	72	677	1,655	1,137	1,744
Shares Redeemed	(265)	(3,647)	(6,929)	(18,679)	(20,519)	(45,631)

Net Increase (Decrease) from Shares Issued and Redeemed	270	(1,459)	3,216	2,545	(7,298)	10,339

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

61

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Social Core Equity 2 Portfolio							U.S. Sustainability Core 1 Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$19.94		$24.72	$16.94	$16.92	$15.83	$15.58	$30.29		$36.55	$25.40	$23.65	$21.35	$20.47

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15		0.28	0.27	0.25	0.25	0.24	0.23		0.41	0.37	0.34	0.33	0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	1.20		(3.89)	7.78	0.39	1.33	0.41	1.89		(5.85)	11.17	1.92	2.46	1.06

Total from Investment Operations	1.35		(3.61)	8.05	0.64	1.58	0.65	2.12		(5.44)	11.54	2.26	2.79	1.36

Less Distributions:
Net Investment Income	(0.13)		(0.25)	(0.27)	(0.24)	(0.24)	(0.22)	(0.22)		(0.38)	(0.39)	(0.30)	(0.30)	(0.28)
Net Realized Gains	(0.62)		(0.92)	—	(0.38)	(0.25)	(0.18)	—		(0.44)	—	(0.21)	(0.19)	(0.20)
Total Distributions	(0.75)		(1.17)	(0.27)	(0.62)	(0.49)	(0.40)	(0.22)		(0.82)	(0.39)	(0.51)	(0.49)	(0.48)

Net Asset Value, End of Period	$20.54		$19.94	$24.72	$16.94	$16.92	$15.83	$32.19		$30.29	$36.55	$25.40	$23.65	$21.35

Total Return	6.86	%(B)	(15.22%)	47.73%	3.85%	10.43%	4.19%	7.02	%(B)	(15.14%)	45.64%	9.73%	13.39%	6.68%

Net Assets, End of Period (thousands)	$1,491,700		$1,408,766	$1,744,512	$1,246,167	$1,248,004	$1,203,289	$5,198,719		$4,861,577	$5,624,655	$3,237,305	$2,099,507	$1,656,355
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.21%	0.23%	0.28%	0.29%	0.28%	0.17	%(C)	0.18%	0.21%	0.25%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.21	%(C)	0.21%	0.23%	0.28%	0.29%	0.28%	0.17	%(C)	0.18%	0.21%	0.25%	0.26%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.47	%(C)	1.29%	1.20%	1.56%	1.59%	1.44%	1.47	%(C)	1.25%	1.13%	1.39%	1.48%	1.38%
Portfolio Turnover Rate	6	%(B)	14%	16%	13%	18%	9%	5	%(B)	7%	8%	5%	12%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

62

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Sustainability Targeted Value Portfolio						International Sustainability Core 1 Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Period Jul 7, 2020 ℧ to Oct 31, 2020		Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)						(Unaudited)
Net Asset Value, Beginning of Period	$16.20		$18.06	$11.28	$10.00		$9.60		$13.43	$10.09	$10.55	$9.74	$10.86

Income from Investment Operations (A)
Net Investment Income (Loss)	0.11		0.22	0.23	0.05		0.14		0.31	0.29	0.20	0.29	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.28)		(1.12)	6.81	1.27		2.13		(3.80)	3.31	(0.47)	0.79	(1.14)

Total from Investment Operations	(0.17)		(0.90)	7.04	1.32		2.27		(3.49)	3.60	(0.27)	1.08	(0.87)

Less Distributions:
Net Investment Income	(0.10)		(0.21)	(0.20)	(0.04)		(0.06)		(0.34)	(0.26)	(0.19)	(0.27)	(0.25)
Net Realized Gains	(0.38)		(0.75)	(0.06)	—		—		—	—	—	—	—

Total Distributions	(0.48)		(0.96)	(0.26)	(0.04)		(0.06)		(0.34)	(0.26)	(0.19)	(0.27)	(0.25)

Net Asset Value, End of Period	$15.55		$16.20	$18.06	$11.28		$11.81		$9.60	$13.43	$10.09	$10.55	$9.74

Total Return	(1.10	%)(B)	(5.18%)	62.79%	13.19	%(B)	23.67	%(B)	(26.29%)	35.82%	(2.58%)	11.26%	(8.21%)

Net Assets, End of Period (thousands)	$334,324		$322,482	$285,842	$90,512		$3,163,545		$2,655,705	$3,386,249	$2,179,432	$1,375,052	$932,412
Ratio of Expenses to Average Net Assets	0.34	%(C)	0.36%	0.40%	0.40	%(C)(D)	0.24	%(C)	0.25%	0.27%	0.32%	0.35%	0.37%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.34	%(C)	0.37%	0.46%	0.78	%(C)(D)	0.24	%(C)	0.25%	0.27%	0.33%	0.36%	0.34%
Ratio of Net Investment Income to Average Net Assets	1.39	%(C)	1.33%	1.39%	1.35	%(C)(D)	2.61	%(C)	2.70%	2.28%	1.97%	2.89%	2.47%
Portfolio Turnover Rate	9	%(B)	29%	21%	3	%(B)	5	%(B)	14%	7%	4%	5%	8%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

63

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International Social Core Equity Portfolio							Emerging Markets Sustainability Core 1 Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Period Mar 27, 2018 ℧ to Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$11.16		$15.60	$11.49	$12.64	$12.17	$13.69	$7.30		$10.51	$8.99	$8.86	$8.01	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.19		0.41	0.37	0.27	0.38	0.37	0.07		0.23	0.20	0.17	0.21	0.13
Net Gains (Losses) on Securities (Realized and Unrealized)	2.38		(4.30)	4.09	(1.16)	0.47	(1.55)	1.28		(3.05)	1.49	0.11	0.81	(2.04)

Total from Investment Operations	2.57		(3.89)	4.46	(0.89)	0.85	(1.18)	1.35		(2.82)	1.69	0.28	1.02	(1.91)

Less Distributions:
Net Investment Income	(0.08)		(0.48)	(0.35)	(0.26)	(0.38)	(0.34)	(0.06)		(0.22)	(0.17)	(0.15)	(0.17)	(0.08)
Net Realized Gains	—		(0.07)	—	—	—	—	—		(0.17)	—	—	—	—

Total Distributions	(0.08)		(0.55)	(0.35)	(0.26)	(0.38)	(0.34)	(0.06)		(0.39)	(0.17)	(0.15)	(0.17)	(0.08)

Net Asset Value, End of Period	$13.65		$11.16	$15.60	$11.49	$12.64	$12.17	$8.59		$7.30	$10.51	$8.99	$8.86	$8.01

Total Return	23.08	%(B)	(25.40%)	38.96%	(7.10%)	7.18%	(8.86%)	18.58	%(B)	(27.51%)	18.83%	3.27%	12.85%	(19.13	%)(B)

Net Assets, End of Period (thousands)	$1,374,741		$1,137,761	$1,601,533	$1,215,312	$1,207,738	$1,057,790	$907,082		$796,520	$963,873	$663,516	$272,648	$111,976
Ratio of Expenses to Average Net Assets	0.27	%(C)	0.27%	0.29%	0.32%	0.33%	0.33%	0.46	%(C)	0.46%	0.49%	0.60%	0.63%	0.65	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.27	%(C)	0.27%	0.29%	0.33%	0.35%	0.33%	0.46	%(C)	0.46%	0.49%	0.61%	0.69%	0.73	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	3.02	%(C)	3.09%	2.49%	2.29%	3.15%	2.67%	1.78	%(C)	2.45%	1.87%	1.97%	2.44%	2.32	%(C)(D)
Portfolio Turnover Rate	6	%(B)	24%	20%	9%	17%	8%	7	%(B)	14%	13%	5%	6%	6	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

64

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Social Core Equity Portfolio							Global Social Core Equity Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022		Year Ended Oct 31, 2021		Period Nov 19, 2019 ℧ to Oct 31, 2020
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period.	$11.36		$16.08	$13.18	$13.38	$12.25	$14.41	$10.39		$13.29		$9.60		$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.38	0.33	0.27	0.35	0.31	0.07		0.22		0.20		0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	1.94		(4.71)	2.87	(0.18)	1.13	(2.18)	1.23		(2.82)		3.77		(0.41)

Total from Investment Operations	2.07		(4.33)	3.20	0.09	1.48	(1.87)	1.30		(2.60)		3.97		(0.24)

Less Distributions:
Net Investment Income	(0.16)		(0.39)	(0.30)	(0.29)	(0.35)	(0.29)	(0.07)		(0.24)		(0.19)		(0.16)
Net Realized Gains	—		—	—	—	—	—	—		(0.06)		(0.09)		—

Total Distributions	(0.16)		(0.39)	(0.30)	(0.29)	(0.35)	(0.29)	(0.07)		(0.30)		(0.28)		(0.16)

Net Asset Value, End of Period	$13.27		$11.36	$16.08	$13.18	$13.38	$12.25	$11.62		$10.39		$13.29		$9.60

Total Return	18.25	%(B)	(27.23%)	24.28%	0.82%	12.20%	(13.19%)	12.58	%(B)	(19.80%)		41.79%		(2.29	%)(B)

Net Assets, End of Period (thousands)	$1,483,273		$1,259,759	$1,714,154	$1,467,837	$1,466,938	$1,318,615	$47,594		$39,753		$70,243		$75,851
Ratio of Expenses to Average Net Assets *	0.44	%(C)	0.45%	0.47%	0.53%	0.54%	0.53%	0.34	%(C)(E)	0.34	%(E)	0.34	%(E)	0.34	%(C)(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.44	%(C)	0.45%	0.47%	0.54%	0.55%	0.53%	0.39	%(C)(E)	0.34	%(E)	0.36	%(E)	0.57	%(C)(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.96	%(C)	2.64%	2.00%	2.16%	2.64%	2.18%	1.30	%(C)(E)	1.87	%(E)	1.60	%(E)	1.86	%(C)(D)(E)
Portfolio Turnover Rate	9	%(B)	25%	22%	20%	15%	11%	N/A	(B)	N/A		N/A		N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A	0.25	%(C)	0.26%		0.28%		0.32	%(C)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

65

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Social Fixed Income Portfolio							DFA Global Sustainability Fixed Income Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Period Nov 6, 2018 ℧ to Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$8.59		$10.55	$10.89	$10.36	$9.43	$9.90	$8.96		$11.00	$11.40	$11.00	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.22	0.20	0.24	0.26	0.23	0.12		0.20	0.17	0.18	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	0.52		(1.86)	(0.33)	0.53	0.92	(0.48)	0.46		(2.03)	(0.37)	0.45	0.96

Total from Investment Operations	0.65		(1.64)	(0.13)	0.77	1.18	(0.25)	0.58		(1.83)	(0.20)	0.63	1.16

Less Distributions:
Net Investment Income	(0.11)		(0.22)	(0.19)	(0.24)	(0.25)	(0.22)	(0.12)		(0.20)	(0.18)	(0.21)	(0.16)
Net Realized Gains	—		(0.10)	(0.02)	—	—	—	—		(0.01)	(0.02)	(0.02)	—

Total Distributions	(0.11)		(0.32)	(0.21)	(0.24)	(0.25)	(0.22)	(0.12)		(0.21)	(0.20)	(0.23)	(0.16)

Net Asset Value, End of Period	$9.13		$8.59	$10.55	$10.89	$10.36	$9.43	$9.42		$8.96	$11.00	$11.40	$11.00

Total Return	7.60	%(B)	(15.92%)	(1.19%)	7.54%	12.72%	(2.50%)	6.53	%(B)	(16.88%)	(1.78%)	5.83%	11.65	%(B)

Net Assets, End of Period (thousands)	$523,870		$465,668	$545,008	$406,803	$298,233	$226,233	$791,777		$819,220	$891,738	$561,436	$351,487
Ratio of Expenses to Average Net Assets	0.22	%(C)	0.22%	0.23%	0.25%	0.27%	0.27%	0.23	%(C)	0.26%	0.28%	0.28%	0.28	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.22	%(C)	0.22%	0.23%	0.25%	0.26%	0.25%	0.23	%(C)	0.26%	0.28%	0.30%	0.33	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	3.01	%(C)	2.26%	1.89%	2.21%	2.60%	2.43%	2.51	%(C)	1.99%	1.55%	1.62%	1.85	%(C)(D)
Portfolio Turnover Rate	17	%(B)	27%	21%	18%	15%	9%	8	%(B)	29%	11%	19%	7	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

66

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company whose shares are offered without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers one hundred and two operational portfolios, ten of which, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Sustainability Core 1 Portfolio, Emerging Markets Social Core Equity Portfolio, Global Social Core Equity Portfolio, DFA Social Fixed Income Portfolio, and DFA Global Sustainability Fixed Income Portfolio (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Global Social Core Equity Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (collectively, the “Underlying Funds”). The Global Social Core Equity Portfolio may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Global Social Core Equity Portfolio invests in three Underlying Funds within the Fund. As of April 30, 2023, the Global Social Core Equity Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Fund of Funds	Underlying Funds	Percentage Ownership at 4/30/2023
Global Social Core Equity Portfolio	U.S. Social Core Equity 2 Portfolio (IDG)	2%
	International Social Core Equity Portfolio (IDG)	1%
	Emerging Markets Social Core Equity Portfolio (IDG)	—

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 — inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

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Debt securities held by the DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Securities held by U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio and U.S. Sustainability Targeted Value Portfolio (the “Domestic Equity Portfolios”) and International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio and Emerging Markets Sustainability Core 1 Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

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Shares held by the Global Social Core Equity Portfolio in other investment companies (such as the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables are included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions

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that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Emerging Markets Social Core Equity Portfolio and Emerging Markets Sustainability Core 1 Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. The Advisor is not paid a fee for the services it provides as investment advisor to the Global Social Core Equity Portfolio. As a shareholder of the Underlying Funds, the Global Social Core Equity Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

For the six months ended April 30, 2023, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Social Core Equity 2 Portfolio	0.18%
U.S. Sustainability Core 1 Portfolio	0.14%
U.S. Sustainability Targeted Value Portfolio	0.28%
International Sustainability Core 1 Portfolio	0.20%
International Social Core Equity Portfolio	0.22%
Emerging Markets Sustainability Core 1 Portfolio	0.35%
Emerging Markets Social Core Equity Portfolio	0.35%
Global Social Core Equity Portfolio	0.00%
DFA Social Fixed Income Portfolio	0.18%
DFA Global Sustainability Fixed Income Portfolio	0.19%*

*	Effective as of February 28, 2023, the management fee payable by the DFA Global Sustainability Fixed Income Portfolio was reduced from 0.20% to 0.18%.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, including management fees, and in some instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the Portfolios will remain in effect through February 28, 2024. The Fee Waiver Agreements may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2023, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2023, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover

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fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Social Core Equity 2 Portfolio (1)	0.60%	—	—	—
U.S. Sustainability Core 1 Portfolio (2)	0.25%	—	—	—
U.S. Sustainability Targeted Value Portfolio (3)	0.34%	$23	$1	$120
International Sustainability Core 1 Portfolio (2)	0.38%	—	—	—
International Social Core Equity Portfolio (2)	0.38%	—	—	—
Emerging Markets Sustainability Core 1 Portfolio (3)	0.65%	—	—	—
Emerging Markets Social Core Equity Portfolio (2)	0.57%	—	—	—
Global Social Core Equity Portfolio (4)	0.34%	15	11	93
DFA Social Fixed Income Portfolio (2)	0.27%	—	—	—
DFA Global Sustainability Fixed Income Portfolio (3)	0.25%	3	3	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the Portfolio’s ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the class of the Portfolio’s average net assets (the “Expense Limitation Amount”).

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio listed above, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”).

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of each of the Portfolios listed above (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio listed above to the rates listed above as a percentage of the average net assets of a class of the respective Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amounts for the U.S. Sustainability Targeted Value Portfolio and DFA Global Sustainability Fixed Income Portfolio were 0.40% and 0.28%, respectively.

(4)

The Advisor has contractually agreed to assume all or a portion of the ordinary other expenses of the Institutional Class of the Global Social Core Equity Portfolio to the extent necessary to limit the ordinary operating expenses of the Institutional Class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund) (“Portfolio Expenses”) to the rate listed above as a percentage of the class of the Portfolio’s average net assets (the “Expense Limitation Amount”). The maximum amount assumed under this assumption agreement is the full amount of the ordinary other expenses incurred directly by the Global Social Core Equity Portfolio and, accordingly, it is possible for the net Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount under certain circumstances.

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Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
International Sustainability Core 1 Portfolio	$88
International Social Core Equity Portfolio	44
Emerging Markets Sustainability Core 1 Portfolio	21
Emerging Markets Social Core Equity Portfolio	27
DFA Social Fixed Income Portfolio	2
DFA Global Sustainability Fixed Income Portfolio	19

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amount paid by the Fund to the CCO was $73 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

U.S. Social Core Equity 2 Portfolio	$2
U.S. Sustainability Core 1 Portfolio	6
U.S. Sustainability Targeted Value Portfolio	—
International Sustainability Core 1 Portfolio	3
International Social Core Equity Portfolio	1
Emerging Markets Sustainability Core 1 Portfolio	1
Emerging Markets Social Core Equity Portfolio	8
Global Social Core Equity Portfolio	—
DFA Social Fixed Income Portfolio	1
DFA Global Sustainability Fixed Income Portfolio	1

E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Portfolios made the following purchases and sales of investment securities other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Equity Portfolios) (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Social Core Equity 2 Portfolio	—	—	$93,043	$89,012
U.S. Sustainability Core 1 Portfolio	—	—	312,367	266,898
U.S. Sustainability Targeted Value Portfolio	—	—	47,770	30,531
International Sustainability Core 1 Portfolio	—	—	135,776	201,582

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	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
International Social Core Equity Portfolio	—	—	$78,419	$88,848
Emerging Markets Sustainability Core 1 Portfolio	—	—	64,403	92,355
Emerging Markets Social Core Equity Portfolio	—	—	131,307	127,936
DFA Social Fixed Income Portfolio	$23,826	$26,018	60,466	55,704
DFA Global Sustainability Fixed Income Portfolio	17,980	14,277	45,578	143,165

For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
U.S. Social Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$36,090	$207,786	$166,447	$(11)	$23	$77,441	6,695	$1,079	—

Total	$36,090	$207,786	$166,447	$(11)	$23	$77,441	6,695	$1,079	—

U.S. Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$83,418	$498,973	$435,535	$15	$49	$146,920	12,702	$2,917	—

Total	$83,418	$498,973	$435,535	$15	$49	$146,920	12,702	$2,917	—

U.S. Sustainability Targeted Value Portfolio
The DFA Short Term Investment Fund	$12,634	$34,275	$40,111	$(1)	$6	$6,803	588	$222	—

Total	$12,634	$34,275	$40,111	$(1)	$6	$6,803	588	$222	—

International Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$166,261	$490,255	$357,045	$(10)	$92	$299,553	25,897	$3,180	—

Total	$166,261	$490,255	$357,045	$(10)	$92	$299,553	25,897	$3,180	—

International Social Core Equity Portfolio
The DFA Short Term Investment Fund	$76,583	$188,292	$152,643	$3	$35	$112,268	9,706	$1,507	—

Total	$76,583	$188,292	$152,643	$3	$35	$112,268	9,706	$1,507	—

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	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
Emerging Markets Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$22,609	$41,482	$57,102	$(3)	$11	$6,997	605	—	—

Total	$22,609	$41,482	$57,102	$(3)	$11	$6,997	605	—	—

Emerging Markets Social Core Equity Portfolio
The DFA Short Term Investment Fund	$28,674	$64,821	$77,832	$(1)	$13	$15,675	1,355	$431	—

Total	$28,674	$64,821	$77,832	$(1)	$13	$15,675	1,355	$431	—

Global Social Core Equity Portfolio
U.S. Social Core Equity 2 Portfolio	$24,527	$3,946	$1,390	$(274)	$1,021	$27,830	1,355	$167	$789
International Social Core Equity Portfolio	10,895	1,625	835	(135)	2,648	14,198	1,040	83	—
Emerging Markets Social Core Equity Portfolio	4,326	883	410	(83)	831	5,547	418	65	—

Total	$39,748	$6,454	$2,635	$(492)	$4,500	$47,575	2,813	$315	$789

DFA Social Fixed Income Portfolio
The DFA Short Term Investment Fund	$17,696	$38,638	$31,058	$4	$6	$25,286	2,186	$529	—

Total	$17,696	$38,638	$31,058	$4	$6	$25,286	2,186	$529	—

DFA Global Sustainability Fixed Income Portfolio
The DFA Short Term Investment Fund	$13,408	$21,583	$27,046	$1	$6	$7,952	687	$217	—

Total	$13,408	$21,583	$27,046	$1	$6	$7,952	687	$217	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the

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dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Social Core Equity 2 Portfolio
2021	$19,291	—	—	$19,291
2022	19,275	$62,054	—	81,329
U.S. Sustainability Core 1 Portfolio
2021	54,438	—	—	54,438
2022	62,697	65,523	—	128,220
U.S. Sustainability Targeted Value Portfolio
2021	2,889	111	—	3,000
2022	14,071	1,866	—	15,937
International Sustainability Core 1 Portfolio
2021	61,506	—	—	61,506
2022	91,322	—	—	91,322
International Social Core Equity Portfolio
2021	35,542	—	—	35,542
2022	50,390	5,036	—	55,426
Emerging Markets Sustainability Core 1 Portfolio
2021	14,961	—	—	14,961
2022	23,758	14,899	—	38,657
Emerging Markets Social Core Equity Portfolio
2021	32,216	—	—	32,216
2022	42,842	—	—	42,842
Global Social Core Equity Portfolio
2021	1,629	745	—	2,374
2022	790	43	—	833
DFA Social Fixed Income Portfolio
2021	8,775	729	—	9,504
2022	12,092	4,589	—	16,681
DFA Global Sustainability Fixed Income Portfolio
2021	9,900	982	—	10,882
2022	17,132	975	—	18,107

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Social Core Equity 2 Portfolio	$(1,763)	$(4,414)	$(6,177)

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Sustainability Core 1 Portfolio	$(1,362)	—	$(1,362)
U.S. Sustainability Targeted Value Portfolio	(177)	$(1,289)	(1,466)
International Sustainability Core 1 Portfolio	(3,195)	—	(3,195)
International Social Core Equity Portfolio	(1,772)	—	(1,772)
Emerging Markets Sustainability Core 1 Portfolio	(2,222)	—	(2,222)
Emerging Markets Social Core Equity Portfolio	(3,714)	—	(3,714)
Global Social Core Equity Portfolio	(25)	—	(25)
DFA Social Fixed Income Portfolio	(281)	—	(281)
DFA Global Sustainability Fixed Income Portfolio	(1,580)	—	(1,580)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Social Core Equity 2 Portfolio	—	$43,259	—	$575,281	$618,540
U.S. Sustainability Core 1 Portfolio	$3,705	—	$(2,655)	1,355,070	1,356,120
U.S. Sustainability Targeted Value Portfolio	—	7,688	—	33,462	41,150
International Sustainability Core 1 Portfolio	4,310	—	(22,682)	(131,897)	(150,269)
International Social Core Equity Portfolio	2,255	—	(5,427)	(63,155)	(66,327)
Emerging Markets Sustainability Core 1 Portfolio	1,969	—	(28,428)	(150,907)	(177,366)
Emerging Markets Social Core Equity Portfolio	9,623	—	(67,089)	(13,724)	(71,190)
Global Social Core Equity Portfolio	—	—	(138)	(2,725)	(2,863)
DFA Social Fixed Income Portfolio	297	—	(9,124)	(81,709)	(90,536)
DFA Global Sustainability Fixed Income Portfolio	6,856	—	(27,091)	(151,958)	(172,193)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
U.S. Sustainability Core 1 Portfolio	$2,655	$2,655
International Sustainability Core 1 Portfolio	22,682	22,682
International Social Core Equity Portfolio	5,427	5,427
Emerging Markets Sustainability Core 1 Portfolio	28,428	28,428
Emerging Markets Social Core Equity Portfolio	67,089	67,089
Global Social Core Equity Portfolio	138	138
DFA Social Fixed Income Portfolio	9,124	9,124

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	Unlimited	Total
DFA Global Sustainability Fixed Income Portfolio	$27,091	$27,091

During the year ended October 31, 2022, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Social Core Equity 2 Portfolio	$924,221	$688,094	$(44,311)	$643,783
U.S. Sustainability Core 1 Portfolio	3,694,200	1,827,644	(175,018)	1,652,626
U.S. Sustainability Targeted Value Portfolio	318,580	52,787	(29,852)	22,935
International Sustainability Core 1 Portfolio	2,967,363	686,173	(212,201)	473,972
International Social Core Equity Portfolio	1,298,269	301,008	(121,284)	179,724
Emerging Markets Sustainability Core 1 Portfolio	896,465	152,323	(131,449)	20,874
Emerging Markets Social Core Equity Portfolio	1,271,179	430,112	(187,383)	242,729
Global Social Core Equity Portfolio	45,814	1,988	(203)	1,785
DFA Social Fixed Income Portfolio	584,094	3,051	(43,467)	(40,416)
DFA Global Sustainability Fixed Income Portfolio	844,237	6,526	(116,869)	(110,343)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

2. Forward Currency Contracts: The DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio hedge their foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency exchange rates. The DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income

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Portfolio may enter into forward foreign currency contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. The DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio also may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts.

3. Futures Contracts: Each Portfolio may purchase or sell futures contracts and options on futures contracts for securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements.

The Domestic Equity Portfolios, Global Social Core Equity Portfolio and the International Equity Portfolios entering into stock index futures are subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2023 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
U.S. Sustainability Targeted Value Portfolio	$—	$193
Emerging Markets Sustainability Core 1 Portfolio	—	119
Emerging Markets Social Core Equity Portfolio	—	630
DFA Social Fixed Income Portfolio	23,563	—
DFA Global Sustainability Fixed Income Portfolio	491,235	—

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2023	Forward Currency Contracts (1)	Equity Contracts (2)
Emerging Markets Sustainability Core 1 Portfolio	$3	—	$3

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	Asset Derivatives Value
	Total Value at April 30, 2023	Forward Currency Contracts (1)	Equity Contracts (2)
DFA Social Fixed Income Portfolio	$5	$5	—
DFA Global Sustainability Fixed Income Portfolio	784	784	—

	Liability Derivatives Value
	Total Value at April 30, 2023	Forward Currency Contracts (3)
DFA Social Fixed Income Portfolio	$(121)	$(121)
DFA Global Sustainability Fixed Income Portfolio	(6,112)	(6,112)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
U.S. Social Core Equity 2 Portfolio	$(80)	—	$(80	)*
U.S. Sustainability Core 1 Portfolio	54	—	54	*
U.S. Sustainability Targeted Value Portfolio	(62)	—	(62	)*
International Sustainability Core 1 Portfolio	46	—	46	*
International Social Core Equity Portfolio	31	—	31	*
Emerging Markets Sustainability Core 1 Portfolio	14	—	14
Emerging Markets Social Core Equity Portfolio	54	—	54	*
Global Social Core Equity Portfolio	2	—	2
DFA Social Fixed Income Portfolio	(1,360)	$(1,360)	—	*
DFA Global Sustainability Fixed Income Portfolio	(26,138)	(26,138)	—	*

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Emerging Markets Sustainability Core 1 Portfolio	$3	—	$3
DFA Social Fixed Income Portfolio	(122)	$(122)	—
DFA Global Sustainability Fixed Income Portfolio	(7,553)	(7,553)	—

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.

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(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2023, there were no futures contracts outstanding. During the six months ended April 30, 2023, the Portfolios had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Portfolio entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, a Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents each Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2023 (amounts in thousands):

Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (e)
			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received				Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged
	Assets						Liabilities
DFA Social Fixed Income Portfolio
Citibank, N.A	$5	$5	$(5)	—	—	—	$40	$40	$(5)	—	—	$35
State Street Bank and Trust	—	—	—	—	—	—	22	22	—	—	—	22
UBS AG	—	—	—	—	—	—	59	59	—	—	—	59

Total	$5	$5	$(5)	—	—	—	$121	$121	$(5)	—	—	$116

DFA Global Sustainability Fixed Income Portfolio
Citibank, N.A	$78	$78	$(78)	—	—	—	$1,290	$1,290	$(78)	—	—	$1,212
State Street Bank and Trust	672	672	(672)	—	—	—	3,644	3,644	(672)	—	—	2,972
UBS AG	18	18	—	—	—	$18	—	—	—	—	—	—
HSBC Bank	16	16	(16)	—	—	—	1,167	1,167	(16)	—	—	1,151
Morgan Stanley and Co. International	—	—	—	—	—	—	11	11	—	—	—	11

Total	$784	$784	$(766)	—	—	$18	$6,112	$6,112	$(766)	—	—	$5,346

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

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(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Note J contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

For the six months ended April 30, 2023, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2023
U.S. Social Core Equity 2 Portfolio	5.02%	$4,363	18	$12	$17,999	—
U.S. Sustainability Core 1 Portfolio	4.83%	9,884	23	30	31,889	—
U.S. Sustainability Targeted Value Portfolio	5.12%	643	12	1	1,553	—
International Sustainability Core 1 Portfolio	4.83%	6,525	13	11	17,311	—
International Social Core Equity Portfolio	4.91%	1,269	15	2	6,648	—
Emerging Markets Sustainability Core 1 Portfolio	4.89%	2,582	50	17	14,939	—
Emerging Markets Social Core Equity Portfolio	4.97%	1,534	37	8	8,130	—

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	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2023
Global Social Core Equity Portfolio	5.58%	$710	1	—	$710	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2023, activity by the following Portfolio under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2023
U.S. Sustainability Core 1 Portfolio	Borrower	4.19%	$22,198	1	$3	$22,198	—

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2023, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2023, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Social Core Equity 2 Portfolio	$8,116	$8,372	$1,331
U.S. Sustainability Core 1 Portfolio	35,481	29,527	315
U.S. Sustainability Targeted Value Portfolio	8,603	5,586	211
International Sustainability Core 1 Portfolio	16,489	21,120	(4,855)
International Social Core Equity Portfolio	8,999	9,082	(280)
Emerging Markets Sustainability Core 1 Portfolio	161	905	(57)
Emerging Markets Social Core Equity Portfolio	252	268	2

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J. Securities Lending:

As of April 30, 2023, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. Additionally, the following Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Social Core Equity 2 Portfolio	$9,099
U.S. Sustainability Core 1 Portfolio	72,492
U.S. Sustainability Targeted Value Portfolio	2,380
International Sustainability Core 1 Portfolio	16,160
International Social Core Equity Portfolio	11,298
Emerging Markets Sustainability Core 1 Portfolio	16,482
Emerging Markets Social Core Equity Portfolio	32,812

The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

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The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Social Core Equity 2 Portfolio Common Stocks	$77,468	—	—	—	$77,468
U.S. Sustainability Core 1 Portfolio Common Stocks	146,944	—	—	—	146,944
U.S. Sustainability Targeted Value Portfolio Common Stocks	6,805	—	—	—	6,805
International Sustainability Core 1 Portfolio Common Stocks	299,574	—	—	—	299,574
International Social Core Equity Portfolio Common Stocks	112,276	—	—	—	112,276
Emerging Markets Sustainability Core 1 Portfolio Common Stocks	7,006	—	—	—	7,006
Emerging Markets Social Core Equity Portfolio Common Stocks	15,686	—	—	—	15,686
DFA Social Fixed Income Portfolio Agency Obligations, Bonds	25,281	—	—	—	25,281
DFA Global Sustainability Fixed Income Portfolio Bonds	7,954	—	—	—	7,954

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

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M. Other:

As of April 30, 2023, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Social Core Equity 2 Portfolio	4	69%
U.S. Sustainability Core 1 Portfolio	4	76%
U.S. Sustainability Targeted Value Portfolio	3	93%
International Sustainability Core 1 Portfolio	3	74%
International Social Core Equity Portfolio	6	59%
Emerging Markets Sustainability Core 1 Portfolio	3	87%
Emerging Markets Social Core Equity Portfolio	4	51%
Global Social Core Equity Portfolio	6	93%
DFA Social Fixed Income Portfolio	5	84%
DFA Global Sustainability Fixed Income Portfolio	4	91%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve month period beginning July 1st and ending June 30th.

86

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 23-24, 2023, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of sanctions regimes adopted by various government and regulatory bodies on Russian securities in response to the Russia-Ukraine conflict and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

87

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

88

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 19-20, 2022 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2022, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board also considered the proposed reduction of the management fee for the DFA Global Sustainability Fixed Income Portfolio. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

89

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

90

DFA043023-005S 00286343

Semi-Annual Report

Six Months Ended: April 30, 2023 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

VA U.S. Targeted Value Portfolio

VA U.S. Large Value Portfolio

VA International Value Portfolio

VA International Small Portfolio

VA Short-Term Fixed Portfolio

VA Global Bond Portfolio

VIT Inflation-Protected Securities Portfolio

VA Global Moderate Allocation Portfolio

VA Equity Allocation Portfolio

June 2023

Dear Shareholder,

Dimensional has a long history of putting financial science to work for investors around the world. We believe in the power of markets. We focus on the drivers of higher expected returns. We add value through implementation. And we’re committed to delivering an exceptional client experience to help investors pursue their goals.

We’ve been innovating on behalf of investors since 1981. We start with what clients are looking for and then determine how best to deliver flexible, low-cost, diversified strategies to meet those needs. Our ability to capture long-term premiums has led Dimensional to outperform benchmarks and peers over long periods of time and across strategies.

Whether you’re investing through mutual funds or ETFs, we believe investors can have a successful investment experience without having to outguess the market. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and CHIEF INVESTMENT OFFICE

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings/Schedules of Investments

Investment Abbreviations

ADR	American Depositary Receipt
SA	Special Assessment
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
3M Swap	Three Month Swap
AUD	Australian Dollars
CAD	Canadian Dollars
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
SGD	Singapore Dollars
USD	United States Dollar

Investment Footnotes

†	See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.
(r)	The adjustable rate shown is effective as of April 30, 2023.
^	Denominated in USD, unless otherwise noted.
±	Face Amount of security is not adjusted for inflation.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized

1

CONTINUED

(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2023

EXPENSE TABLES

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
VA U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$983.90	0.29%	$1.43
Hypothetical 5% Annual Return	$1,000.00	$1,023.36	0.29%	$1.45

VA U.S. Large Value Portfolio
Actual Fund Return	$1,000.00	$1,022.00	0.21%	$1.05
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
VA International Value Portfolio
Actual Fund Return	$1,000.00	$1,220.60	0.28%	$1.54
Hypothetical 5% Annual Return	$1,000.00	$1,023.41	0.28%	$1.40

VA International Small Portfolio
Actual Fund Return	$1,000.00	$1,201.90	0.41%	$2.24
Hypothetical 5% Annual Return	$1,000.00	$1,022.76	0.41%	$2.06

VA Short-Term Fixed Portfolio
Actual Fund Return	$1,000.00	$1,022.40	0.12%	$0.60
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60

VA Global Bond Portfolio
Actual Fund Return	$1,000.00	$1,023.80	0.23%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15

VIT Inflation-Protected Securities Portfolio
Actual Fund Return	$1,000.00	$1,050.80	0.11%	$0.56
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55

VA Global Moderate Allocation Portfolio (2)
Actual Fund Return	$1,000.00	$1,073.60	0.28%	$1.44
Hypothetical 5% Annual Return	$1,000.00	$1,023.41	0.28%	$1.40

VA Equity Allocation Portfolio (2)
Actual Fund Return	$1,000.00	$1,093.60	0.31%	$1.61
Hypothetical 5% Annual Return	$1,000.00	$1,023.26	0.31%	$1.56

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

4

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FUNDS OF FUNDS

Affiliated Investment Companies
VA Global Moderate Allocation Portfolio	100.0%
VA Equity Allocation Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

VA U.S. Targeted Value Portfolio
Communication Services	3.2%
Consumer Discretionary	15.4%
Consumer Staples	4.5%
Energy	8.4%
Financials	24.5%
Health Care	6.8%
Industrials	18.8%
Information Technology	8.8%
Materials	7.9%
Real Estate	1.3%
Utilities	0.4%

100.0%

VA U.S. Large Value Portfolio
Communication Services	9.0%
Consumer Discretionary	5.4%
Consumer Staples	5.5%
Energy	15.3%
Financials	20.3%
Health Care	15.6%
Industrials	12.4%
Information Technology	7.7%
Materials	8.2%
Real Estate	0.4%
Utilities	0.2%

100.0%

VA International Value Portfolio
Communication Services	4.1%
Consumer Discretionary	12.2%
Consumer Staples	4.7%
Energy	13.6%
Financials	28.2%
Health Care	7.3%
Industrials	11.2%
Information Technology	1.5%
Materials	13.8%
Real Estate	2.2%
Utilities	1.2%

100.0%

5

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

VA International Small Portfolio
Communication Services	4.0%
Consumer Discretionary	12.5%
Consumer Staples	6.1%
Energy	5.2%
Financials	13.7%
Health Care	5.3%
Industrials.	23.8%
Information Technology	10.4%
Materials.	11.7%
Real Estate.	4.1%
Utilities.	3.2%

100.0%

FIXED INCOME PORTFOLIOS

VA Short-Term Fixed Portfolio
Communications	1.4%
Consumer, Non-cyclical	1.3%
Energy	0.4%
Financials	32.6%
Foreign Government	16.6%
Supranational	12.8%
U.S. Government	34.9%

100.0%

VA Global Bond Portfolio
Communications	1.4%
Consumer, Non-cyclical	2.3%
Energy	2.0%
Financials	31.2%
Foreign Government	38.5%
Industrials	1.3%
Multi-National	0.6%
Supranational	18.2%
Technology	0.1%
U.S. Government	4.4%

100.0%

VIT Inflation-Protected Securities Portfolio
U.S. Government	100.0%

100.0%

6

VA U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (88.6%)
COMMUNICATION SERVICES — (2.8%)
News Corp., Class A	93,533	$1,647,116	0.3%
# Nexstar Media Group, Inc.	10,495	1,820,358	0.4%
Other Securities		13,131,182	2.5%

TOTAL COMMUNICATION SERVICES		16,598,656	3.2%

CONSUMER DISCRETIONARY — (13.6%)
# Academy Sports & Outdoors, Inc.	26,744	1,698,779	0.3%
#* AutoNation, Inc.	16,789	2,211,111	0.4%
BorgWarner, Inc.	70,277	3,382,432	0.6%
* Mohawk Industries, Inc.	23,257	2,462,916	0.5%
# Penske Automotive Group, Inc.	18,053	2,501,785	0.5%
PulteGroup, Inc.	56,956	3,824,595	0.7%
PVH Corp.	22,634	1,942,224	0.4%
* Taylor Morrison Home Corp.	47,063	2,027,945	0.4%
Toll Brothers, Inc.	42,098	2,690,483	0.5%
Other Securities		57,796,907	11.0%

TOTAL CONSUMER DISCRETIONARY		80,539,177	15.3%

CONSUMER STAPLES — (4.0%)
Molson Coors Beverage Co., Class B	37,568	2,234,545	0.4%
* Post Holdings, Inc.	17,549	1,588,009	0.3%
Other Securities		19,823,688	3.8%

TOTAL CONSUMER STAPLES		23,646,242	4.5%

ENERGY — (7.4%)
HF Sinclair Corp.	50,712	2,236,906	0.4%
Matador Resources Co.	37,489	1,838,086	0.4%
Murphy Oil Corp.	60,093	2,206,014	0.4%
PDC Energy, Inc.	34,743	2,260,032	0.4%
* TechnipFMC PLC.	122,516	1,677,244	0.3%
Other Securities		33,672,196	6.4%

TOTAL ENERGY		43,890,478	8.3%

FINANCIALS — (21.7%)
American Equity Investment Life Holding Co.	41,299	1,591,663	0.3%
First Horizon Corp.	138,417	2,429,218	0.5%
Invesco Ltd.	112,454	1,926,337	0.4%
Jefferies Financial Group, Inc.	53,150	1,702,394	0.3%
# New York Community Bancorp, Inc.	224,952	2,404,737	0.5%
Old Republic International Corp.	68,471	1,730,262	0.3%
Unum Group	53,709	2,266,520	0.4%
# Voya Financial, Inc.	26,070	1,993,834	0.4%
Other Securities		112,322,778	21.2%

TOTAL FINANCIALS		128,367,743	24.3%

HEALTH CARE — (6.0%)
* Envista Holdings Corp.	47,455	1,826,543	0.4%
Universal Health Services, Inc., Class B	18,761	2,820,716	0.5%
Other Securities		31,020,834	5.9%

TOTAL HEALTH CARE		35,668,093	6.8%

7

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (16.7%)
AGCO Corp.	14,964	$1,854,638	0.4%
Air Lease Corp.	41,619	1,673,916	0.3%
* Builders FirstSource, Inc.	23,154	2,194,305	0.4%
# Knight-Swift Transportation Holdings, Inc.	43,670	2,459,494	0.5%
Maxar Technologies, Inc.	29,664	1,563,886	0.3%
Regal Rexnord Corp.	12,848	1,672,296	0.3%
Triton International Ltd.	23,925	1,977,880	0.4%
U-Haul Holding Co.	30,077	1,627,166	0.3%
WESCO International, Inc.	12,823	1,846,512	0.4%
Other Securities		81,740,381	15.4%

TOTAL INDUSTRIALS		98,610,474	18.7%

INFORMATION TECHNOLOGY — (7.8%)
Amkor Technology, Inc.	93,254	2,086,092	0.4%
* Arrow Electronics, Inc.	28,136	3,219,602	0.6%
Avnet, Inc.	41,414	1,708,742	0.3%
* DXC Technology Co.	68,588	1,635,824	0.3%
* Flex Ltd.	97,576	2,007,138	0.4%
Other Securities		35,381,145	6.7%

TOTAL INFORMATION TECHNOLOGY		46,038,543	8.7%

MATERIALS — (7.0%)
Alcoa Corp.	50,271	1,867,065	0.4%
Berry Global Group, Inc.	29,240	1,690,364	0.3%
Commercial Metals Co.	41,452	1,935,394	0.4%
# Huntsman Corp.	74,390	1,992,908	0.4%
Reliance Steel & Aluminum Co.	15,360	3,806,208	0.7%
WestRock Co.	64,914	1,942,876	0.4%
Other Securities		28,065,314	5.2%

TOTAL MATERIALS		41,300,129	7.8%

REAL ESTATE — (1.2%)
* Jones Lang LaSalle, Inc.	12,917	1,795,980	0.3%
Other Securities		4,917,251	1.0%

TOTAL REAL ESTATE		6,713,231	1.3%

UTILITIES — (0.4%)
Other Securities		2,258,855	0.4%

TOTAL COMMON STOCKS		523,631,621	99.3%

PREFERRED STOCKS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Other Security		9,410	0.0%

8

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$154,686	0.1%

TOTAL PREFERRED STOCKS		164,096	0.1%

TOTAL INVESTMENT SECURITIES (Cost $457,799,648)		523,795,717

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	4,624,287	4,624,287	0.9%

SECURITIES LENDING COLLATERAL — (10.6%)
@§ The DFA Short Term Investment Fund	5,405,928	62,530,373	11.8%

TOTAL INVESTMENTS—(100.0%) (Cost $524,944,946)		$590,950,377	112.1%

As of April 30, 2023, VA U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	8	06/16/23	$1,676,319	$1,675,400	$(919)

Total Futures Contracts			$1,676,319	$1,675,400	$(919)

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$16,598,656	—	—	$16,598,656
Consumer Discretionary	79,694,503	$844,674	—	80,539,177
Consumer Staples	23,646,242	—	—	23,646,242
Energy	43,890,478	—	—	43,890,478
Financials	128,367,743	—	—	128,367,743
Health Care	34,914,446	677,571	$76,076	35,668,093
Industrials	98,604,890	3,833	1,751	98,610,474
Information Technology	45,840,412	198,131	—	46,038,543
Materials	41,265,035	35,094	—	41,300,129
Real Estate	6,713,231	—	—	6,713,231
Utilities	2,258,855	—	—	2,258,855
Preferred Stocks
Consumer Discretionary	9,410	—	—	9,410
Industrials	154,686	—	—	154,686
Temporary Cash Investments	4,624,287	—	—	4,624,287

9

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$62,530,373	—		$62,530,373
Futures Contracts**	$(919)	—	—		(919)

TOTAL	$526,581,955	$64,289,676	$77,827	^	$590,949,458

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

10

VA U.S. LARGE VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.7%)
COMMUNICATION SERVICES — (8.9%)
AT&T, Inc.	467,196	$8,255,353	1.3%
Comcast Corp., Class A	302,220	12,502,841	2.0%
* Meta Platforms, Inc., Class A	23,817	5,723,701	0.9%
* T-Mobile U.S., Inc.	38,754	5,576,701	0.9%
Verizon Communications, Inc.	272,600	10,585,058	1.7%
* Walt Disney Co.	45,722	4,686,505	0.7%
Other Securities		8,886,140	1.4%

TOTAL COMMUNICATION SERVICES		56,216,299	8.9%

CONSUMER DISCRETIONARY — (5.3%)
DR Horton, Inc.	56,104	6,161,341	1.0%
Other Securities		27,489,589	4.4%

TOTAL CONSUMER DISCRETIONARY		33,650,930	5.4%

CONSUMER STAPLES — (5.5%)
General Mills, Inc.	51,759	4,587,400	0.7%
Kroger Co.	81,457	3,961,254	0.6%
Mondelez International, Inc., Class A	45,886	3,520,374	0.6%
Other Securities		22,525,892	3.6%

TOTAL CONSUMER STAPLES		34,594,920	5.5%

ENERGY — (15.3%)
Chevron Corp.	111,364	18,773,743	3.0%
ConocoPhillips	104,549	10,757,047	1.7%
EOG Resources, Inc.	31,707	3,788,035	0.6%
Exxon Mobil Corp.	258,940	30,642,960	4.9%
Marathon Petroleum Corp.	30,153	3,678,666	0.6%
Occidental Petroleum Corp.	70,385	4,330,789	0.7%
Other Securities		24,374,247	3.8%

TOTAL ENERGY		96,345,487	15.3%

FINANCIALS — (20.2%)
Bank of America Corp.	260,019	7,613,356	1.2%
* Berkshire Hathaway, Inc., Class B	41,380	13,595,399	2.2%
Capital One Financial Corp.	40,470	3,937,731	0.6%
Citigroup, Inc.	83,916	3,949,926	0.6%
Goldman Sachs Group, Inc.	19,868	6,823,466	1.1%
Hartford Financial Services Group, Inc.	50,871	3,611,332	0.6%
JPMorgan Chase & Co.	158,438	21,902,469	3.5%
Morgan Stanley	78,168	7,032,775	1.1%
Travelers Cos., Inc.	24,511	4,439,923	0.7%
Wells Fargo & Co.	174,647	6,942,218	1.1%
Other Securities		47,418,810	7.5%

TOTAL FINANCIALS		127,267,405	20.2%

HEALTH CARE — (15.6%)
* Biogen, Inc.	13,718	4,173,427	0.7%
Bristol-Myers Squibb Co.	79,137	5,283,978	0.8%

11

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Cigna Group	21,048	$5,331,248	0.9%
CVS Health Corp.	77,059	5,649,195	0.9%
Danaher Corp.	24,690	5,849,308	0.9%
Elevance Health, Inc.	14,962	7,011,941	1.1%
Gilead Sciences, Inc.	55,353	4,550,570	0.7%
Humana, Inc.	9,065	4,808,892	0.8%
Medtronic PLC	47,049	4,279,107	0.7%
Pfizer, Inc.	393,447	15,301,154	2.4%
Thermo Fisher Scientific, Inc.	14,136	7,844,066	1.3%
Other Securities		28,224,242	4.4%

TOTAL HEALTH CARE		98,307,128	15.6%

INDUSTRIALS — (12.4%)
Eaton Corp. PLC	22,399	3,743,321	0.6%
FedEx Corp.	18,335	4,176,346	0.7%
Norfolk Southern Corp.	17,447	3,542,264	0.6%
PACCAR, Inc.	50,315	3,758,027	0.6%
Raytheon Technologies Corp.	43,416	4,337,258	0.7%
Republic Services, Inc.	37,656	5,445,811	0.9%
Other Securities		53,036,226	8.3%

TOTAL INDUSTRIALS		78,039,253	12.4%

INFORMATION TECHNOLOGY — (7.7%)
Analog Devices, Inc.	22,797	4,100,724	0.6%
Intel Corp.	240,158	7,459,308	1.2%
Micron Technology, Inc.	83,365	5,365,371	0.8%
Other Securities		31,647,953	5.1%

TOTAL INFORMATION TECHNOLOGY		48,573,356	7.7%

MATERIALS — (8.2%)
Dow, Inc.	67,218	3,656,659	0.6%
Freeport-McMoRan, Inc.	103,786	3,934,527	0.6%
Linde PLC	16,327	6,032,010	1.0%
Nucor Corp.	41,885	6,206,519	1.0%
Other Securities		31,579,592	5.0%

TOTAL MATERIALS		51,409,307	8.2%

REAL ESTATE — (0.4%)
Other Securities		2,705,292	0.4%

UTILITIES — (0.2%)
Other Securities		1,509,448	0.2%

TOTAL COMMON STOCKS (Cost $438,084,364)		628,618,825	99.8%

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	1,099,238	1,099,238	0.2%

12

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.1%)
@§ The DFA Short Term Investment Fund	50,489	$584,009	0.1%

TOTAL INVESTMENTS—(100.0%) (Cost $439,767,521)		$630,302,072	100.1%

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$56,216,299	—	—	$56,216,299
Consumer Discretionary	33,633,196	$17,734	—	33,650,930
Consumer Staples	34,594,920	—	—	34,594,920
Energy	96,345,487	—	—	96,345,487
Financials	127,267,405	—	—	127,267,405
Health Care	98,307,128	—	—	98,307,128
Industrials	78,039,253	—	—	78,039,253
Information Technology	48,573,356	—	—	48,573,356
Materials	51,409,307	—	—	51,409,307
Real Estate	2,705,292	—	—	2,705,292
Utilities	1,509,448	—	—	1,509,448
Temporary Cash Investments	1,099,238	—	—	1,099,238
Securities Lending Collateral	—	584,009	—	584,009

TOTAL	$629,700,329	$601,743	—	$630,302,072

See accompanying Notes to Financial Statements.

13

VA INTERNATIONAL VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (93.1%)
AUSTRALIA — (6.4%)
Australia & New Zealand Banking Group Ltd.	237,324	$3,853,722	0.9%
National Australia Bank Ltd.	187,661	3,612,690	0.8%
Westpac Banking Corp.	190,089	2,845,475	0.7%
Woodside Energy Group Ltd.	119,585	2,713,422	0.6%
Other Securities		15,870,468	3.7%

TOTAL AUSTRALIA		28,895,777	6.7%

AUSTRIA — (0.1%)
Other Security		366,974	0.1%

BELGIUM — (0.5%)
Other Securities		2,502,465	0.6%

CANADA — (8.8%)
# Bank of Montreal	11,593	1,045,026	0.2%
Bank of Montreal	36,570	3,298,248	0.8%
Bank of Nova Scotia	37,950	1,894,349	0.4%
Bank of Nova Scotia	62,885	3,138,590	0.7%
Canadian Imperial Bank of Commerce	46,632	1,954,975	0.5%
Fairfax Financial Holdings Ltd.	3,164	2,211,075	0.5%
Nutrien Ltd.	38,541	2,674,787	0.6%
Suncor Energy, Inc.	85,336	2,672,724	0.6%
Teck Resources Ltd., Class B	65,263	3,041,256	0.7%
Other Securities		18,135,437	4.3%

TOTAL CANADA		40,066,467	9.3%

CHINA — (0.0%)
Other Security		21,400	0.0%

DENMARK — (2.0%)
Carlsberg AS, Class B	12,608	2,086,583	0.5%
DSV AS	12,455	2,344,059	0.6%
Other Securities		4,884,916	1.1%

TOTAL DENMARK		9,315,558	2.2%

FINLAND — (0.9%)
Other Securities		4,145,263	1.0%

FRANCE — (10.6%)
# AXA SA	95,223	3,108,096	0.7%
BNP Paribas SA	55,714	3,599,872	0.8%
Cie de Saint-Gobain	58,668	3,396,566	0.8%
Cie Generale des Etablissements Michelin SCA	80,994	2,579,464	0.6%
# Engie SA	145,439	2,327,647	0.5%
Orange SA	246,390	3,206,991	0.7%
Sanofi	33,288	3,587,391	0.8%
TotalEnergies SE	214,352	13,697,074	3.2%
TotalEnergies SE, Sponsored ADR	7,191	459,721	0.1%
Other Securities		12,040,778	2.9%

TOTAL FRANCE		48,003,600	11.1%

14

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.7%)
BASF SE	65,381	$3,381,776	0.8%
Bayer AG	77,612	5,122,103	1.2%
Bayerische Motoren Werke AG	26,131	2,928,877	0.7%
Mercedes-Benz Group AG	86,769	6,766,768	1.6%
Other Securities		12,268,920	2.7%

TOTAL GERMANY		30,468,444	7.0%

HONG KONG — (2.0%)
Other Securities		9,035,257	2.1%

IRELAND — (0.5%)
Other Securities		2,370,856	0.5%

ISRAEL — (0.6%)
Other Securities		2,807,860	0.7%

ITALY — (2.3%)
Eni SpA	150,476	2,273,304	0.5%
# Stellantis NV	145,096	2,406,645	0.6%
UniCredit SpA	161,671	3,203,584	0.7%
Other Securities		2,633,191	0.6%

TOTAL ITALY		10,516,724	2.4%

JAPAN — (18.2%)
Honda Motor Co. Ltd.	108,400	2,875,096	0.7%
Mitsubishi Corp.	76,200	2,825,180	0.7%
Mitsubishi UFJ Financial Group, Inc.	398,200	2,492,546	0.6%
Takeda Pharmaceutical Co. Ltd.	78,467	2,601,898	0.6%
Toyota Motor Corp.	252,050	3,460,653	0.8%
Other Securities		68,541,287	15.7%

TOTAL JAPAN		82,796,660	19.1%

NETHERLANDS — (3.4%)
Koninklijke Ahold Delhaize NV	133,198	4,579,983	1.1%
Other Securities		10,676,216	2.4%

TOTAL NETHERLANDS		15,256,199	3.5%

NEW ZEALAND — (0.3%)
Other Securities		1,140,611	0.3%

NORWAY — (0.8%)
Other Securities		3,658,904	0.8%

PORTUGAL — (0.1%)
Other Securities		497,308	0.1%

SINGAPORE — (1.0%)
Other Securities		4,616,353	1.1%

15

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (2.2%)
# Banco Santander SA	1,370,586	$4,814,973	1.1%
Repsol SA	149,808	2,200,635	0.5%
Other Securities		3,035,770	0.7%

TOTAL SPAIN		10,051,378	2.3%

SWEDEN — (2.5%)
Other Securities		11,242,331	2.6%

SWITZERLAND — (9.9%)
Cie Financiere Richemont SA, Class A	33,393	5,519,889	1.3%
Holcim AG	40,627	2,684,336	0.6%
Novartis AG	14,430	1,476,101	0.3%
Novartis AG, Sponsored ADR	102,431	10,506,348	2.4%
Swisscom AG	3,536	2,427,642	0.6%
UBS Group AG	149,412	3,040,918	0.7%
* UBS Group AG	66,767	1,352,032	0.3%
Zurich Insurance Group AG	12,509	6,066,267	1.4%
Other Securities		11,778,162	2.8%

TOTAL SWITZERLAND		44,851,695	10.4%

UNITED KINGDOM — (13.3%)
BP PLC	637,336	4,275,884	1.0%
BP PLC, Sponsored ADR	2,325	93,647	0.0%
British American Tobacco PLC	106,755	3,944,148	0.9%
British American Tobacco PLC, Sponsored ADR	14,611	541,338	0.1%
Glencore PLC	441,948	2,608,657	0.6%
HSBC Holdings PLC	16,506	118,964	0.0%
# HSBC Holdings PLC, Sponsored ADR	151,414	5,458,475	1.3%
Lloyds Banking Group PLC	3,261,234	1,981,267	0.5%
Shell PLC	36,847	1,132,240	0.3%
Shell PLC, ADR	290,164	17,984,365	4.2%
Vodafone Group PLC	2,031,496	2,440,081	0.6%
Other Securities		20,062,468	4.5%

TOTAL UNITED KINGDOM		60,641,534	14.0%

TOTAL COMMON STOCKS		423,269,618	97.9%

PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
Volkswagen AG	18,370	2,508,419	0.6%
Other Securities		1,017,936	0.2%

TOTAL GERMANY		3,526,355	0.8%

TOTAL INVESTMENT SECURITIES (Cost $394,387,084)		426,795,973

		Value†
SECURITIES LENDING COLLATERAL — (6.1%)
@§ The DFA Short Term Investment Fund	2,379,536	27,524,092	6.3%

TOTAL INVESTMENTS—(100.0%) (Cost $421,908,596)		$454,320,065	105.0%

16

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

As of April 30, 2023, VA International Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	4	06/16/23	$824,178	$837,701	$13,523

Total Futures Contracts.			$824,178	$837,701	$13,523

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$28,895,777	—	$28,895,777
Austria	—	366,974	—	366,974
Belgium	—	2,502,465	—	2,502,465
Canada	$40,066,467	—	—	40,066,467
China	—	21,400	—	21,400
Denmark	—	9,315,558	—	9,315,558
Finland	90,692	4,054,571	—	4,145,263
France	459,721	47,543,879	—	48,003,600
Germany	526,806	29,941,638	—	30,468,444
Hong Kong	—	9,035,257	—	9,035,257
Ireland	1,665,296	705,560	—	2,370,856
Israel	319,754	2,488,106	—	2,807,860
Italy	563,784	9,952,940	—	10,516,724
Japan	—	82,796,660	—	82,796,660
Netherlands	1,495,391	13,760,808	—	15,256,199
New Zealand	—	1,140,611	—	1,140,611
Norway	—	3,658,904	—	3,658,904
Portugal	—	497,308	—	497,308
Singapore	—	4,616,353	—	4,616,353
Spain	629,970	9,421,408	—	10,051,378
Sweden	—	11,242,331	—	11,242,331
Switzerland	14,753,729	30,097,966	—	44,851,695
United Kingdom	29,076,530	31,565,004	—	60,641,534
Preferred Stocks
Germany	—	3,526,355	—	3,526,355
Securities Lending Collateral	—	27,524,092	—	27,524,092
Futures Contracts**	13,523	—	—	13,523

TOTAL	$89,661,663	$364,671,925	—	$454,333,588

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

17

VA INTERNATIONAL SMALL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (93.6%)
AUSTRALIA — (5.7%)
Other Securities		$16,663,686	6.0%

AUSTRIA — (1.3%)
ANDRITZ AG	8,743	567,821	0.2%
Ω BAWAG Group AG	10,483	511,298	0.2%
voestalpine AG	15,702	544,415	0.2%
Other Securities		2,301,328	0.8%

TOTAL AUSTRIA		3,924,862	1.4%

BELGIUM — (1.4%)
Ackermans & van Haaren NV	3,042	535,074	0.2%
Other Securities		3,755,706	1.3%

TOTAL BELGIUM		4,290,780	1.5%

CANADA — (10.9%)
Alamos Gold, Inc., Class A	51,088	660,255	0.2%
* Bombardier, Inc., Class B	11,648	503,108	0.2%
Crescent Point Energy Corp.	74,375	550,375	0.2%
Finning International, Inc.	20,006	518,442	0.2%
* MEG Energy Corp.	30,139	501,853	0.2%
SNC-Lavalin Group, Inc.	23,816	548,444	0.2%
Other Securities		28,906,866	10.3%

TOTAL CANADA		32,189,343	11.5%

CHINA — (0.1%)
Other Securities		243,150	0.1%

DENMARK — (2.8%)
* Jyske Bank AS	7,096	518,816	0.2%
Ringkjoebing Landbobank AS	3,786	532,499	0.2%
Royal Unibrew AS	6,337	566,427	0.2%
SimCorp AS	5,628	610,049	0.2%
Other Securities		6,050,872	2.2%

TOTAL DENMARK		8,278,663	3.0%

FINLAND — (2.0%)
Valmet Oyj	20,218	684,010	0.3%
Wartsila OYJ Abp	51,266	594,539	0.2%
Other Securities		4,682,383	1.6%

TOTAL FINLAND		5,960,932	2.1%

FRANCE — (4.6%)
Alten SA	3,190	542,325	0.2%
Rexel SA	28,213	653,515	0.3%
SCOR SE	20,315	525,470	0.2%
SPIE SA	16,615	518,605	0.2%
Valeo	26,631	520,014	0.2%
Other Securities		10,902,280	3.8%

TOTAL FRANCE		13,662,209	4.9%

18

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.0%)
Bechtle AG	10,890	$506,485	0.2%
* CTS Eventim AG & Co. KGaA	7,837	516,342	0.2%
Gerresheimer AG	5,314	579,053	0.2%
HUGO BOSS AG	8,152	614,592	0.2%
thyssenkrupp AG	70,904	510,240	0.2%
Other Securities		14,869,418	5.3%

TOTAL GERMANY		17,596,130	6.3%

HONG KONG — (2.1%)
Other Securities		6,068,542	2.2%

IRELAND — (0.5%)
Bank of Ireland Group PLC	88,039	910,580	0.4%
Other Securities		661,003	0.2%

TOTAL IRELAND		1,571,583	0.6%

ISRAEL — (1.0%)
Other Securities		2,932,879	1.0%

ITALY — (3.8%)
Banco BPM SpA	201,502	819,322	0.3%
Interpump Group SpA	9,210	514,007	0.2%
Leonardo SpA	54,790	652,927	0.2%
Other Securities		9,149,677	3.3%

TOTAL ITALY		11,135,933	4.0%

JAPAN — (22.4%)
Other Securities		65,881,942	23.6%

NETHERLANDS — (1.9%)
Aalberts NV	12,632	583,416	0.2%
# BE Semiconductor Industries NV	8,732	785,999	0.3%
Ω Signify NV	15,520	518,313	0.2%
Other Securities		3,788,404	1.3%

TOTAL NETHERLANDS		5,676,132	2.0%

NEW ZEALAND — (0.4%)
Other Securities		1,092,533	0.4%

NORWAY — (1.0%)
Other Securities		2,989,975	1.1%

PORTUGAL — (0.4%)
Other Securities		1,093,595	0.4%

SINGAPORE — (1.0%)
Other Securities		2,873,841	1.0%

19

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (2.2%)
Banco de Sabadell SA	739,755	$770,970	0.3%
# Bankinter SA	84,414	499,158	0.2%
Enagas SA	30,879	618,219	0.2%
Other Securities		4,583,822	1.6%

TOTAL SPAIN		6,472,169	2.3%

SWEDEN — (2.7%)
Other Securities		7,834,556	2.8%

SWITZERLAND — (7.5%)
Adecco Group AG	22,394	770,276	0.3%
Baloise Holding AG	5,446	911,623	0.3%
Belimo Holding AG	1,374	663,132	0.2%
* Dufry AG	12,942	598,299	0.2%
Flughafen Zurich AG	2,534	487,716	0.2%
Ω Galenica AG	6,980	625,539	0.2%
Georg Fischer AG	11,602	846,016	0.3%
Helvetia Holding AG	4,948	740,183	0.3%
PSP Swiss Property AG	6,211	731,415	0.3%
Swiss Prime Site AG	9,061	820,198	0.3%
Other Securities		14,771,487	5.3%

TOTAL SWITZERLAND		21,965,884	7.9%

UNITED KINGDOM — (11.9%)
Games Workshop Group PLC	4,534	565,925	0.2%
Man Group PLC	171,000	489,055	0.2%
* Marks & Spencer Group PLC	259,437	536,800	0.2%
Tate & Lyle PLC	52,039	533,603	0.2%
Other Securities		32,947,921	11.8%

TOTAL UNITED KINGDOM		35,073,304	12.6%

UNITED STATES — (0.0%)
Other Securities		76,487	0.0%

TOTAL COMMON STOCKS		275,549,110	98.7%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		971,214	0.3%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Security		13	0.0%

FRANCE — (0.0%)
Other Security		4,233	0.0%

SINGAPORE — (0.0%)
Other Securities		295	0.0%

20

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (0.0%)
Other Securities		$11,201	0.0%

TOTAL RIGHTS/WARRANTS		15,742	0.0%

TOTAL INVESTMENT SECURITIES (Cost $276,819,321)		276,536,066

		Value†
SECURITIES LENDING COLLATERAL — (6.0%)
@§ The DFA Short Term Investment Fund	1,536,360	17,771,075	6.4%

TOTAL INVESTMENTS—(100.0%) (Cost $294,589,108)		$294,307,141	105.4%

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$111,667	$16,529,249	$22,770		$16,663,686
Austria	—	3,924,862	—		3,924,862
Belgium	283,034	4,007,746	—		4,290,780
Canada	32,112,343	77,000	—		32,189,343
China	218,466	24,684	—		243,150
Denmark	—	8,278,663	—		8,278,663
Finland	—	5,960,932	—		5,960,932
France	—	13,662,209	—		13,662,209
Germany	32,488	17,563,642	—		17,596,130
Hong Kong	5,891	6,056,928	5,723		6,068,542
Ireland	—	1,571,583	—		1,571,583
Israel	51,271	2,881,608	—		2,932,879
Italy	—	11,135,933	—		11,135,933
Japan	—	65,881,942	—		65,881,942
Netherlands	—	5,676,132	—		5,676,132
New Zealand	—	1,092,533	—		1,092,533
Norway	151,927	2,838,048	—		2,989,975
Portugal	—	1,093,595	—		1,093,595
Singapore	—	2,860,225	13,616		2,873,841
Spain	—	6,472,169	—		6,472,169
Sweden	11,747	7,822,809	—		7,834,556
Switzerland	9,760	21,956,124	—		21,965,884
United Kingdom	13,178	35,060,126	—		35,073,304
United States	—	76,487	—		76,487
Preferred Stocks
Germany	—	971,214	—		971,214
Rights/Warrants
Canada	—	13	—		13
France	—	4,233	—		4,233
Singapore	—	295	—		295
Spain	—	11,201	—		11,201
Securities Lending Collateral	—	17,771,075	—		17,771,075

TOTAL	$33,001,772	$261,263,260	$42,109	^	$294,307,141

^	reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

21

VA SHORT-TERM FIXED PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face Amount (000)	Value†
AGENCY OBLIGATIONS — (0.3%)
Federal Home Loan Bank
0.010%, 02/26/24	1,000	$963,013

BONDS — (58.0%)
Agence Francaise de Developpement EPIC
3.125%, 06/30/24	8,600	8,433,857
Amazon.com, Inc.
2.730%, 04/13/24	3,000	2,940,811
0.450%, 05/12/24	1,782	1,704,370
Asian Development Bank
1.625%, 03/15/24	4,000	3,891,654
Asian Infrastructure Investment Bank
0.250%, 09/29/23	1,000	980,509
BNG Bank NV
3.000%, 09/20/23	5,000	4,958,163
Caisse d’Amortissement de la Dette Sociale
3.375%, 03/20/24	813	801,485
0.375%, 05/27/24	3,050	2,916,097
Canadian Imperial Bank of Commerce
3.500%, 09/13/23	7,500	7,451,335
CDP Financial, Inc.
3.150%, 07/24/24	8,000	7,845,020
Cooperatieve Rabobank UA
0.375%, 01/12/24	1,000	966,067
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.300%, FRN
(r) 5.137%, 01/12/24	6,500	6,479,321
Council Of Europe Development Bank
0.250%, 10/20/23	5,965	5,833,542
CPPIB Capital, Inc.
Ω 3.000%, 06/13/24	1,117	1,094,224
Dexia Credit Local SA
3.250%, 09/26/23	5,250	5,208,577
0.500%, 07/16/24	1,052	1,000,282
Equinor ASA
2.650%, 01/15/24	1,350	1,329,942
Erste Abwicklungsanstalt
0.250%, 08/25/23	3,000	2,953,202
0.250%, 03/01/24	4,000	3,844,736

	Face Amount (000)	Value†
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
0.375%, 11/16/23	3,275	$3,191,597
European Bank for Reconstruction & Development
0.250%, 07/10/23	4,500	4,456,697
European Investment Bank
3.125%, 12/14/23	1,000	988,489
European Stability Mechanism
0.250%, 09/08/23	300	294,897
Export Development Canada
2.625%, 02/21/24	965	947,431
0.496%, 04/08/24	400	384,516
Inter-American Development Bank
3.000%, 10/04/23	950	941,158
0.250%, 11/15/23	7,000	6,819,947
2.625%, 01/16/24	2,000	1,967,966
Inter-American Investment Corp., Floating Rate Note, SOFR + 0.270%, FRN
(r) 5.087%, 03/22/24	4,000	3,999,014
International Bank for Reconstruction & Development
3.000%, 09/27/23	4,000	3,966,788
International Finance Corp.
# 2.875%, 07/31/23	5,000	4,968,638
Kommunalbanken AS
Ω 0.250%, 12/08/23	1,900	1,845,375
Kommunalbanken AS, Floating Rate Note, SOFR + 0.160%, FRN
(r)Ω 4.998%, 10/27/23	3,500	3,498,005
Kommunekredit
1.000%, 12/15/23	1,000	974,902
Kommuninvest I Sverige AB
Ω 3.250%, 01/16/24	850	839,040
Ω 0.375%, 02/16/24	9,000	8,676,540
Kreditanstalt fuer Wiederaufbau
# 0.250%, 10/19/23	279	272,824

22

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

	Face Amount (000)	Value†
Kuntarahoitus Oyj
2.500%, 11/15/23	2,390	$2,356,485
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.250%, 02/12/24	4,000	3,855,228
National Australia Bank Ltd.
5.132%, 11/22/24	1,550	1,558,293
Nederlandse Waterschapsbank NV
1.125%, 03/15/24	2,500	2,416,688
Nordea Bank Abp
Ω 0.625%, 05/24/24	4,000	3,800,568
OMERS Finance Trust
2.500%, 05/02/24	2,000	1,954,217
Ontario Teachers’ Finance Trust
0.375%, 09/29/23	1,568	1,536,772
Province of Alberta Canada
3.350%, 11/01/23	7,763	7,693,964
2.950%, 01/23/24	1,700	1,673,689
Province of Ontario Canada
3.400%, 10/17/23	400	396,849
3.050%, 01/29/24	9,200	9,066,271
Roche Holdings, Inc.
Ω 1.882%, 03/08/24	4,500	4,379,088
Skandinaviska Enskilda Banken AB
Ω 0.550%, 09/01/23	800	786,504
Svensk Exportkredit AB
0.250%, 09/29/23	500	489,966
0.500%, 11/10/23	1,450	1,415,438
1.750%, 12/12/23	2,218	2,172,739
0.375%, 03/11/24	2,000	1,922,372
Svenska Handelsbanken AB
Ω 0.625%, 06/30/23	2,000	1,983,962
3.900%, 11/20/23	2,478	2,458,214
Ω 0.550%, 06/11/24	2,000	1,902,031
Swedbank AB
Ω 0.600%, 09/25/23	2,000	1,959,524
Toronto-Dominion Bank
3.500%, 07/19/23	3,958	3,942,188
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.220%, FRN
(r) 4.995%, 06/02/23	3,500	3,498,740
Westpac Banking Corp.
3.300%, 02/26/24	9,520	9,404,525

TOTAL BONDS		192,291,333

	Face Amount (000)	Value†
U.S. TREASURY OBLIGATIONS — (34.3%)
U.S. Treasury Notes
0.125%, 08/15/23	8,400	$8,279,906
0.125%, 08/31/23	16,600	16,330,899
0.250%, 09/30/23	10,450	10,253,246
0.125%, 10/15/23	15,000	14,677,734
0.375%, 10/31/23	29,000	28,352,031
# 0.250%, 11/15/23	750	731,367
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.140, FRN
(r) 5.271%, 10/31/24	3,650	3,654,173
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200, FRN
(r) 5.331%, 01/31/25	31,600	31,661,450

TOTAL U.S. TREASURY OBLIGATIONS		113,940,806

COMMERCIAL PAPER — (6.8%)
Bank of Montreal
4.980%, 07/11/23	1,500	1,484,503
BNG Bank
4.919%, 05/09/23	2,000	1,997,025
4.999%, 05/17/23	1,500	1,496,119
Caisse des Depots et Consignations
4.960%, 06/06/23	3,000	2,983,854
5.046%, 06/20/23	3,000	2,977,934
Hydro-Quebec
4.820%, 07/06/23	2,000	1,981,056
National Securities Clearing Corp.
5.133%, 06/26/23	3,500	3,471,274
4.990%, 06/13/23	1,000	993,634
4.950%, 07/11/23	1,000	989,663
4.960%, 07/13/23	1,000	989,379
NRW Bank
4.800%, 05/03/23	1,500	1,498,990
Province of Quebec Canada
4.853%, 05/02/23	1,750	1,749,066

TOTAL COMMERCIAL PAPER (Cost $22,623,427)		22,612,497

TOTAL INVESTMENT SECURITIES (Cost $332,571,530)		329,807,649

23

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 4.760%	918,699	$918,699

	Shares	Value†
SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	91,220	$1,055,138

TOTAL INVESTMENTS — (100.0%) (Cost $334,545,186)		$331,781,486

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$963,013	—	$963,013
Bonds	—	192,291,333	—	192,291,333
U.S. Treasury Obligations	—	113,940,806	—	113,940,806
Commercial Paper	—	22,612,497	—	22,612,497
Temporary Cash Investments	$918,699	—	—	918,699
Securities Lending Collateral	—	1,055,138	—	1,055,138

TOTAL	$918,699	$330,862,787	—	$331,781,486

See accompanying Notes to Financial Statements.

24

VA GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face Amount^ (000)		Value†
AGENCY OBLIGATIONS — (0.3%)
Federal Home Loan Bank
0.010%, 02/26/24		1,000	$963,013

BONDS — (86.7%)

AUSTRALIA — (5.4%)
Australia & New Zealand Banking Group Ltd.
(r) 3M Swap + 1.030%, FRN, 4.663%, 12/06/23	AUD	200	132,815
4.050%, 05/12/25	AUD	700	462,486
Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M Swap + 0.920%, FRN
(r) 4.285%, 11/04/25	AUD	1,000	665,763
Commonwealth Bank of Australia
4.200%, 08/18/25	AUD	1,500	994,033
Ω 1.125%, 06/15/26		551	496,497
(r) 3M Swap + 1.150%, FRN, 4.795%, 01/13/28	AUD	1,000	668,206
Commonwealth Bank of Australia, Floating Rate Note
(r) 3M Swap + 0.800%, FRN, 4.275%, 08/18/25	AUD	1,000	663,883
(r) 3M Swap + 0.900%, FRN, 4.545%, 01/13/26	AUD	500	332,547
National Australia Bank Ltd.
0.250%, 05/20/24	EUR	800	850,297
2.350%, 02/25/25	AUD	500	320,440
3.900%, 05/30/25	AUD	2,000	1,316,775
(r) 3M Swap + 0.900%, FRN, 4.463%, 05/30/25	AUD	1,000	665,854
2.900%, 02/25/27	AUD	500	314,714
National Australia Bank Ltd., Floating Rate Note, 3M Swap + 0.920%, FRN
(r) 4.470%, 11/25/25	AUD	1,000	665,817
Westpac Banking Corp.
0.750%, 10/17/23	EUR	600	651,950
3.300%, 02/26/24		1,323	1,306,952

	Face Amount^ (000)		Value†
AUSTRALIA — (Continued)
(r) 3M Swap + 0.880%, FRN, 4.354%, 08/16/24	AUD	100	$66,462
2.700%, 03/17/25	AUD	700	451,114
(r) 3M Swap + 0.800%, FRN, 4.300%, 08/11/25	AUD	1,000	663,813
(r) 3M Swap + 0.750%, FRN, 4.224%, 02/16/26	AUD	500	331,170
1.150%, 06/03/26		3,090	2,785,363
4.125%, 06/04/26	AUD	500	329,923
(r) 3M Swap + 0.700%, FRN, 4.376%, 01/25/27	AUD	500	329,011
Westpac Banking Corp., Floating Rate Note
(r) 3M Swap + 0.690%, FRN, 4.376%, 03/17/25	AUD	1,200	795,471
(r) 3M Swap + 0.950%, FRN, 4.450%, 11/11/25	AUD	500	332,965
(r) 3M Swap + 1.230%, FRN, 4.730%, 11/11/27	AUD	1,500	1,005,865

TOTAL AUSTRALIA			17,600,186

AUSTRIA — (1.2%)
Oesterreichische Kontrollbank AG
1.250%, 12/15/23	GBP	1,500	1,843,736
Republic of Austria Government Bond
Ω 1.750%, 10/20/23	EUR	750	820,996
Ω 1.650%, 10/21/24	EUR	1,000	1,080,479

TOTAL AUSTRIA			3,745,211

BELGIUM — (2.8%)
Dexia Credit Local SA
0.500%, 07/22/23	GBP	500	622,238
1.625%, 12/08/23	GBP	500	615,833
0.000%, 05/29/24	EUR	800	848,349
0.500%, 07/16/24		3,500	3,327,935
1.250%, 11/26/24	EUR	2,100	2,236,782
Euroclear Bank SA
0.125%, 07/07/25	EUR	150	153,940

25

VA GLOBAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)		Value†
BELGIUM — (Continued)
Kingdom of Belgium Government Bond
Ω 2.600%, 06/22/24	EUR	300	$328,957
Ω 0.500%, 10/22/24	EUR	1,100	1,170,940

TOTAL BELGIUM			9,304,974

CANADA — (13.6%)
Bank of Montreal
2.890%, 06/20/23	CAD	4,500	3,312,765
2.700%, 09/11/24	CAD	300	215,674
Bank of Nova Scotia
2.290%, 06/28/24	CAD	2,600	1,867,122
Canadian Imperial Bank of Commerce
2.970%, 07/11/23	CAD	3,100	2,279,885
CPPIB Capital, Inc.
0.375%, 07/25/23	GBP	600	746,463
Ω 3.125%, 09/25/23		250	248,106
0.375%, 06/20/24	EUR	2,900	3,081,022
0.875%, 12/17/24	GBP	1,100	1,297,290
Export Development Canada
1.375%, 12/08/23	GBP	1,100	1,354,185
2.625%, 02/21/24		55	53,999
0.000%, 01/27/25	EUR	500	520,269
Manitoba, Province of Canada
2.600%, 04/16/24		1,500	1,468,012
3.050%, 05/14/24		419	411,533
OMERS Finance Trust
2.500%, 05/02/24		290	283,361
0.450%, 05/13/25	EUR	1,400	1,449,515
Ontario Teachers’ Finance Trust
0.500%, 05/06/25	EUR	900	932,434
Ontario, Province of Canada
0.500%, 12/15/23	GBP	100	122,342
0.375%, 06/14/24	EUR	600	637,440
0.875%, 01/21/25	EUR	100	105,430
3.100%, 08/26/25	AUD	1,000	648,712
Province of Alberta Canada
3.350%, 11/01/23		900	891,996
2.950%, 01/23/24		801	788,603
0.500%, 04/16/25	EUR	600	625,776
0.625%, 04/18/25	EUR	900	940,211
Province of Ontario Canada
3.400%, 10/17/23		1,265	1,255,034
3.050%, 01/29/24		2,900	2,857,846
3.200%, 05/16/24		2,200	2,162,603
Province of Quebec Canada
2.250%, 07/17/23	EUR	1,100	1,209,341
2.500%, 04/09/24		3,329	3,256,589
0.750%, 12/13/24	GBP	300	353,300
0.875%, 01/15/25	EUR	980	1,033,854
3.700%, 05/20/26	AUD	2,100	1,380,325

	Face Amount^ (000)		Value†
CANADA — (Continued)
PSP Capital, Inc.
2.090%, 11/22/23	CAD	1,100	$801,205
Royal Bank of Canada
2.333%, 12/05/23	CAD	1,700	1,236,169
Toronto-Dominion Bank
1.909%, 07/18/23	CAD	1,600	1,173,751
0.625%, 07/20/23	EUR	200	219,013
0.750%, 01/06/26		1,274	1,144,679
1.200%, 06/03/26		923	823,647
Toronto-Dominion Bank
3.005%, 05/30/23	CAD	1,700	1,252,995

TOTAL CANADA			44,442,496

DENMARK — (4.5%)
Denmark Government Bond
0.000%, 11/15/24	DKK	77,000	10,866,510
Kommunekredit
0.250%, 05/15/23	EUR	588	647,285
0.125%, 08/28/23	EUR	500	545,244
1.000%, 12/15/23		1,200	1,169,882
0.250%, 02/16/24	EUR	500	537,024
2.000%, 06/25/24	GBP	600	729,250
0.375%, 11/15/24	GBP	250	293,652
Novo Nordisk Finance Netherlands BV
0.750%, 03/31/25	EUR	100	104,827

TOTAL DENMARK			14,893,674

FINLAND — (1.3%)
Finland Government Bond
Ω 2.000%, 04/15/24	EUR	100	109,045
Ω 0.000%, 09/15/24	EUR	900	953,932
Kuntarahoitus Oyj
0.125%, 03/07/24	EUR	900	965,134
0.000%, 11/15/24	EUR	300	314,083
0.875%, 12/16/24	GBP	1,200	1,415,814
OP Corporate Bank PLC
1.000%, 05/22/25	EUR	500	522,441

TOTAL FINLAND			4,280,449

FRANCE — (5.6%)
Agence Francaise de Developpement EPIC
3.125%, 01/04/24	EUR	2,700	2,965,611
0.000%, 03/25/25	EUR	900	933,687
BNP Paribas SA
2.875%, 09/26/23	EUR	21	23,077
Bpifrance
0.500%, 05/25/25	EUR	600	625,728
Caisse d’Amortissement de la Dette Sociale
0.125%, 10/25/23	EUR	300	325,420

26

VA GLOBAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)		Value†
FRANCE — (Continued)
2.375%, 01/25/24	EUR	800	$875,526
3.375%, 03/20/24		417	411,094
0.375%, 05/27/24		1,000	956,097
1.375%, 11/25/24	EUR	1,500	1,606,356
French Republic Government Bond OAT
0.000%, 03/25/24	EUR	300	321,546
2.250%, 05/25/24	EUR	300	327,717
1.750%, 11/25/24	EUR	300	324,615
0.000%, 02/25/25	EUR	2,500	2,615,967
Region of Ile de France
2.250%, 06/10/23	EUR	300	330,154
3.625%, 03/27/24	EUR	200	220,422
SFIL SA
0.125%, 10/18/24	EUR	700	736,381
SNCF Reseau
4.500%, 01/30/24	EUR	100	110,939
Societe Nationale SNCF SA
4.875%, 06/12/23	EUR	1,100	1,213,889
4.625%, 02/02/24	EUR	750	832,404
4.125%, 02/19/25	EUR	1,200	1,339,680
Unedic Asseo
2.375%, 05/25/24	EUR	600	653,755
0.125%, 11/25/24	EUR	400	419,289
0.625%, 02/17/25	EUR	300	315,966

TOTAL FRANCE			18,485,320

GERMANY — (5.0%)
Erste Abwicklungsanstalt
0.010%, 11/03/23	EUR	500	541,441
0.250%, 03/01/24		1,800	1,730,131
FMS Wertmanagement
0.625%, 12/15/23	GBP	200	244,945
1.375%, 03/07/25	GBP	100	118,399
Kreditanstalt fuer Wiederaufbau
1.250%, 12/29/23	GBP	160	196,467
0.250%, 03/08/24		3,033	2,916,103
0.875%, 07/18/24	GBP	100	119,866
0.125%, 10/04/24	EUR	300	316,939
0.000%, 11/15/24	EUR	280	294,381
0.000%, 02/18/25	EUR	1,080	1,127,451
4.000%, 02/27/25	AUD	500	332,882
0.010%, 03/31/25	EUR	96	99,849
Land Hessen
0.000%, 03/10/25	EUR	200	207,638
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.375%, 12/15/23	GBP	550	676,511
2.000%, 07/23/24		3,181	3,079,074
0.375%, 12/09/24	GBP	1,078	1,263,186
Landwirtschaftliche Rentenbank
4.250%, 01/09/25	AUD	1,000	667,645

	Face Amount^ (000)		Value†
GERMANY — (Continued)
4.750%, 05/06/26	AUD	400	$273,088
NRW Bank
1.375%, 12/15/23	GBP	300	369,115
0.375%, 12/16/24	GBP	800	936,685
State of North Rhine-Westphalia Germany
0.625%, 12/16/24	GBP	700	822,538

TOTAL GERMANY			16,334,334

IRELAND — (2.8%)
Ireland Government Bond
3.400%, 03/18/24	EUR	4,750	5,247,931
5.400%, 03/13/25	EUR	3,481	4,015,172

TOTAL IRELAND			9,263,103

NETHERLANDS — (5.3%)
BNG Bank NV
3.875%, 05/26/23	EUR	2,100	2,315,092
0.050%, 07/11/23	EUR	500	547,606
2.000%, 04/12/24	GBP	600	733,349
0.250%, 06/07/24	EUR	700	745,100
3.250%, 07/15/25	AUD	1,700	1,110,609
Dutch Treasury Certificate
0.000%, 05/30/23	EUR	2,300	2,529,193
Nederlandse Waterschapsbank NV
3.000%, 11/16/23	EUR	300	329,676
1.125%, 03/15/24		400	386,670
2.000%, 12/16/24	GBP	950	1,140,421
Netherlands Government Bond
Ω 0.000%, 01/15/24	EUR	750	809,699
Ω 2.000%, 07/15/24	EUR	2,500	2,726,807
Shell International Finance BV
1.125%, 04/07/24	EUR	610	657,694
0.500%, 05/11/24	EUR	400	428,266
0.750%, 05/12/24	EUR	2,800	3,005,226

TOTAL NETHERLANDS			17,465,408

NEW ZEALAND — (0.9%)
New Zealand Government Bond
0.500%, 05/15/24	NZD	500	294,720
New Zealand Local Government Funding Agency Bond
2.250%, 04/15/24	NZD	4,500	2,697,123

TOTAL NEW ZEALAND			2,991,843

27

VA GLOBAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)		Value†
NORWAY — (3.3%)
DNB Bank ASA
0.600%, 09/25/23	EUR	700	$762,706
0.050%, 11/14/23	EUR	800	864,821
Kommunalbanken AS
0.250%, 12/08/23		1,600	1,553,856
2.750%, 02/05/24		400	392,912
2.000%, 06/19/24		800	776,483
1.000%, 12/12/24	GBP	350	413,960
4.250%, 07/16/25	AUD	1,800	1,200,781
0.600%, 06/01/26	AUD	2,100	1,259,945
Norway Government Bond
Ω 3.000%, 03/14/24	NOK	26,500	2,472,567
Ω 1.750%, 03/13/25	NOK	10,900	992,409

TOTAL NORWAY			10,690,440

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (21.0%)
African Development Bank
3.000%, 09/20/23		1,670	1,656,496
0.250%, 01/24/24	EUR	300	322,705
4.750%, 03/06/24	AUD	500	333,190
4.000%, 01/10/25	AUD	500	331,846
4.500%, 06/02/26	AUD	1,000	676,369
Asian Development Bank
1.375%, 12/15/23	GBP	2,340	2,879,333
1.625%, 03/15/24		3,303	3,213,533
0.375%, 06/11/24		1,300	1,241,660
2.500%, 12/19/24	GBP	150	181,929
3.750%, 03/12/25	AUD	1,500	993,827
3.700%, 06/17/25	AUD	500	331,019
0.500%, 05/05/26	AUD	1,000	602,941
Asian Infrastructure Investment Bank
0.250%, 09/29/23		1,212	1,188,377
2.250%, 05/16/24		438	426,744
1.000%, 05/06/26	AUD	500	301,136
Council Of Europe Development Bank
0.125%, 05/25/23	EUR	73	80,289
0.375%, 03/27/25	EUR	350	364,820
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
0.375%, 11/16/23		500	487,267
European Financial Stability Facility
0.125%, 10/17/23	EUR	420	456,287
2.125%, 02/19/24	EUR	2,000	2,183,460
0.000%, 04/19/24	EUR	4,300	4,592,094
1.750%, 06/27/24	EUR	1,647	1,783,089
0.400%, 02/17/25	EUR	150	157,462
0.500%, 07/11/25	EUR	120	125,079
0.000%, 10/15/25	EUR	450	460,860

	Face Amount^ (000)		Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Investment Bank
0.000%, 10/16/23	EUR	1,833	$1,990,699
0.500%, 11/15/23	EUR	140	152,049
0.050%, 12/15/23	EUR	200	216,069
0.875%, 12/15/23	GBP	1,310	1,607,216
2.125%, 01/15/24	EUR	323	352,963
3.250%, 01/29/24		541	534,674
0.000%, 03/15/24	EUR	133	142,452
4.125%, 04/15/24	EUR	200	222,011
0.750%, 09/09/24	NOK	15,000	1,352,952
0.875%, 09/13/24	EUR	200	213,421
0.750%, 11/15/24	GBP	500	592,702
1.375%, 03/07/25	GBP	1,165	1,382,171
0.000%, 03/25/25	EUR	140	145,465
1.250%, 05/12/25	SEK	2,000	186,429
European Stability Mechanism
0.100%, 07/31/23	EUR	500	546,907
0.125%, 04/22/24	EUR	5,052	5,397,368
0.000%, 12/16/24	EUR	1,300	1,361,420
0.000%, 03/14/25	EUR	1,184	1,231,584
European Union
1.875%, 04/04/24	EUR	200	217,487
0.500%, 04/04/25	EUR	700	733,891
0.800%, 07/04/25	EUR	6,550	6,877,838
European Union Bill
2.484%, 05/05/23	EUR	600	661,039
Inter-American Development Bank
3.000%, 10/04/23		500	495,346
1.250%, 12/15/23	GBP	3,200	3,934,960
2.625%, 01/16/24		2,000	1,967,966
3.000%, 02/21/24		454	446,730
1.375%, 12/15/24	GBP	800	952,928
International Bank for Reconstruction & Development
2.500%, 08/03/23	CAD	2,500	1,835,332
2.500%, 03/19/24		4,314	4,227,433
International Development Association
0.750%, 12/12/24	GBP	300	353,811
International Finance Corp.
4.000%, 04/03/25	AUD	2,500	1,664,145
3.200%, 07/22/26	AUD	1,500	979,171
Nordic Investment Bank
1.500%, 03/13/25	NOK	2,000	180,088
3.400%, 02/06/26	AUD	600	392,881

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			68,921,410

28

VA GLOBAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)		Value†
SWEDEN — (8.4%)
Kommuninvest I Sverige AB
1.000%, 11/13/23	SEK	2,000	$192,270
3.250%, 01/16/24		1,000	987,105
0.375%, 02/16/24		300	289,179
1.375%, 05/08/24		2,200	2,126,044
Ω 1.375%, 05/08/24		1,000	966,503
Ω 2.875%, 07/03/24		1,783	1,746,409
1.000%, 10/02/24	SEK	19,000	1,784,911
1.000%, 05/12/25	SEK	17,000	1,577,801
Skandinaviska Enskilda Banken AB
Ω 1.400%, 11/19/25		2,534	2,315,756
Ω 1.200%, 09/09/26		2,381	2,104,027
Svensk Exportkredit AB
1.375%, 12/15/23	GBP	260	319,744
# 0.375%, 03/11/24		2,000	1,922,372
0.375%, 07/30/24		3,000	2,844,894
# 3.625%, 09/03/24		2,500	2,466,480
Svenska Handelsbanken AB
Ω 0.550%, 06/11/24		1,250	1,188,770
0.125%, 06/18/24	EUR	1,000	1,058,513
1.000%, 04/15/25	EUR	200	209,946
Sweden Government Bond
1.500%, 11/13/23	SEK	35,000	3,376,782

TOTAL SWEDEN			27,477,506

UNITED KINGDOM — (0.2%)
Network Rail Infrastructure Finance PLC
4.750%, 01/22/24	GBP	613	769,779

UNITED STATES — (5.4%)
Abbott Ireland Financing DAC
0.875%, 09/27/23	EUR	920	1,003,368
0.100%, 11/19/24	EUR	200	209,548
Amazon.com, Inc.
2.730%, 04/13/24		3,750	3,676,014
1.000%, 05/12/26		1,097	1,000,966
Apple, Inc.
3.600%, 06/10/26	AUD	500	326,962
Berkshire Hathaway, Inc.
0.000%, 03/12/25	EUR	290	299,681
3.125%, 03/15/26		1,514	1,476,908
Exxon Mobil Corp.
0.142%, 06/26/24	EUR	2,100	2,229,174
Procter & Gamble Co.
0.625%, 10/30/24	EUR	500	529,887
1.000%, 04/23/26		662	608,026
Roche Finance Europe BV
0.875%, 02/25/25	EUR	400	426,107
Roche Holdings, Inc.
Ω 1.882%, 03/08/24		2,600	2,530,140
Ω 3.350%, 09/30/24		2,000	1,969,296

	Face Amount^ (000)		Value†
UNITED STATES — (Continued)
Sanofi
0.625%, 04/05/24	EUR	1,200	$1,291,051

TOTAL UNITED STATES			17,577,128

TOTAL BONDS			284,243,261

U.S. TREASURY OBLIGATIONS — (4.1%)
U.S. Treasury Notes
0.125%, 10/15/23		2,500	2,446,289
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR + 0.140, FRN, 5.271%, 10/31/24		6,000	6,006,860
(r) 3M USTMMR + 0.200, FRN, 5.331%, 01/31/25		5,000	5,009,723

TOTAL U.S. TREASURY OBLIGATIONS			13,462,872

		Shares	Value
COMMERCIAL PAPER — (5.1%)
CANADA — (0.4%)
Hydro-Quebec, 4.820%		1,500,000	1,485,792

GERMANY — (0.5%)
ERSTE ABWICKLUNGSANSTALT, 4.850%		1,500,000	1,496,533

UNITED STATES — (4.2%)
BNG Bank		1,500,000	1,497,769
BNG Bank		1,000,000	997,413
Caisse des Depots et Consignations		3,000,000	2,977,934
National Securities Clearing Corp		1,500,000	1,493,395
National Securities Clearing Corp		2,000,000	1,987,268
National Securities Clearing Corp		1,000,000	989,663
National Securities Clearing Corp		1,000,000	989,379
Nestle Finance International Ltd		3,000,000	2,992,825

TOTAL UNITED STATES			13,925,646

TOTAL COMMERCIAL PAPER			16,907,971

29

VA GLOBAL BOND PORTFOLIO

CONTINUED

	Shares (000)		Value†
FOREIGN SOVEREIGN OBLIGATIONS — (2.8%)
FINLAND — (0.6%)
Finland T-Bills
2.836%, 08/14/23	EUR	1,900,000	$2,074,911

NETHERLANDS — (0.4%)
Dutch Treasury Certificate
0.000%, 06/29/23	EUR	1,000,000	1,097,063

SINGAPORE — (0.6%)
Monetary Authority of Singapore Bill
3.831%, 05/19/23	SGD	2,700,000	2,019,560

SWEDEN — (0.2%)
Sweden Treasury Bills
Ω 2.433%, 06/21/23	SEK	7,000,000	679,620

UNITED KINGDOM — (1.0%)
U.K. Treasury Bills
4.139%, 07/31/23	GBP	2,700,000	3,356,721

TOTAL FOREIGN SOVEREIGN OBLIGATIONS			9,227,875

TOTAL INVESTMENT SECURITIES (Cost $323,340,236)			324,804,992

	Shares	Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@§ The DFA Short Term Investment Fund	270,251	$3,125,998

TOTAL INVESTMENTS — (100.0%) (Cost $326,465,809)		$327,930,990

As of April 30, 2023, VA Global Bond Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
SEK	15,717,410	USD	1,522,164	Citibank, N.A.	05/08/23	$10,871
USD	2,407,629	DKK	16,194,137	State Street Bank and Trust	05/15/23	11,552
USD	2,049,828	NOK	21,290,296	Bank of America Corp.	05/16/23	50,763
EUR	2,287,438	USD	2,506,243	Bank of America Corp.	05/17/23	16,383
EUR	1,244,739	USD	1,359,727	Citibank, N.A.	05/17/23	12,993
EUR	722,422	USD	794,012	Citibank, N.A.	05/23/23	2,955
USD	17,986,514	AUD	26,884,855	State Street Bank and Trust	05/25/23	179,488
USD	3,035,036	NOK	32,205,051	HSBC Bank	05/26/23	9,633
USD	28,263	AUD	42,015	Citibank, N.A.	06/07/23	418
USD	183,051	AUD	274,845	State Street Bank and Trust	06/07/23	907
USD	3,978,826	AUD	5,928,518	Bank of America Corp.	06/29/23	46,197
USD	14,225,853	CAD	19,091,920	Bank of New York Mellon	06/30/23	117,776
USD	2,026,597	SGD	2,691,900	State Street Bank and Trust	07/20/23	3,282

Total Appreciation						$463,218

USD	6,895,380	SEK	71,248,360	Citibank, N.A.	05/08/23	$(53,998)
USD	38,047,833	EUR	35,708,934	UBS AG	05/17/23	(1,332,590)

30

VA GLOBAL BOND PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	26,438,090	GBP	21,814,338	Bank of America Corp.	05/19/23	$(987,084)
USD	4,085,824	GBP	3,365,764	Citibank, N.A.	05/19/23	(145,643)
USD	1,227,482	GBP	986,607	State Street Bank and Trust	05/19/23	(12,889)
USD	4,097,829	DKK	28,558,543	HSBC Bank	05/22/23	(129,643)
USD	38,094,541	EUR	35,174,274	State Street Bank and Trust	05/23/23	(709,274)
EUR	1,353,440	USD	1,493,219	Citibank, N.A.	05/24/23	(37)
USD	2,980,682	NZD	4,839,948	Morgan Stanley and Co. International	05/24/23	(12,169)
USD	38,121,912	EUR	34,793,020	UBS AG	05/24/23	(263,456)
USD	2,405,752	SEK	24,722,745	Citibank, N.A.	05/25/23	(7,729)
USD	4,219,777	DKK	28,796,557	Bank of America Corp.	05/31/23	(45,476)
USD	3,549,126	AUD	5,358,592	Bank of America Corp.	06/07/23	(2,094)
AUD	57,796	USD	38,436	Citibank, N.A.	06/07/23	(133)
USD	23,088	AUD	34,878	Citibank, N.A.	06/07/23	(26)

Total (Depreciation)						$(3,702,241)

Total Appreciation (Depreciation)						$(3,239,023)

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$963,013	—	$963,013
Bonds
Australia	—	17,600,186	—	17,600,186
Austria	—	3,745,211	—	3,745,211
Belgium	—	9,304,974	—	9,304,974
Canada	—	44,442,496	—	44,442,496
Denmark	—	14,893,674	—	14,893,674
Finland	—	4,280,449	—	4,280,449
France	—	18,485,320	—	18,485,320
Germany	—	16,334,334	—	16,334,334
Ireland	—	9,263,103	—	9,263,103
Netherlands	—	17,465,408	—	17,465,408
New Zealand	—	2,991,843	—	2,991,843
Norway	—	10,690,440	—	10,690,440
Supranational Organization Obligations	—	68,921,410	—	68,921,410
Sweden	—	27,477,506	—	27,477,506
United Kingdom	—	769,779	—	769,779
United States	—	17,577,128	—	17,577,128
U.S. Treasury Obligations	—	13,462,872	—	13,462,872
Commercial Paper	—	16,907,971	—	16,907,971
Foreign Sovereign Obligations	—	9,227,875	—	9,227,875
Securities Lending Collateral	—	3,125,998	—	3,125,998
Forward Currency Contracts**	—	(3,239,023)	—	(3,239,023)

TOTAL	—	$324,691,967	—	$324,691,967

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

31

VIT INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Face Amount± (000)	Value†
U.S. TREASURY OBLIGATIONS — (99.2%)
Treasury Inflation Protected Security
0.750%, 07/15/28	18,393	$17,983,573
0.875%, 01/15/29	21,680	21,210,853
0.250%, 07/15/29	1,470	1,387,527
0.125%, 01/15/30	16,542	15,352,630
0.125%, 07/15/30	5,162	4,779,493
0.125%, 01/15/31	11,802	10,847,884
0.125%, 07/15/31	9,483	8,681,448
0.125%, 01/15/32	14,540	13,216,955
U.S. Treasury Inflation Indexed Bonds
1.750%, 01/15/28	10,022	10,223,336
3.625%, 04/15/28	19,512	21,677,682
2.500%, 01/15/29	20,104	21,415,865
3.875%, 04/15/29	18,187	20,839,775
3.375%, 04/15/32	12,743	14,985,079
2.125%, 02/15/40	12,037	13,209,172
2.125%, 02/15/41	8,104	8,895,497
0.750%, 02/15/42	2,662	2,302,326

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 221,284,358)		207,009,095

	Shares
TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund 4.760%	1,689,641	1,689,641

TOTAL INVESTMENTS — (100.0%) (Cost $ 222,973,999)		$208,698,736

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$207,009,095	—	$207,009,095
Temporary Cash Investments	$1,689,641	—	—	1,689,641

TOTAL	$1,689,641	$207,009,095	—	$208,698,736

See accompanying Notes to Financial Statements.

32

VA GLOBAL MODERATE ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	1,915,762	$54,848,268
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	1,513,053	22,453,703
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	2,454,248	22,431,829
Investment in VA Global Bond Portfolio of DFA Investment Dimensions Group, Inc.	2,290,773	22,426,666
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	620,302	19,607,749
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	464,583	9,867,735
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	927,557	8,960,196
Investment in VA Short-Term Fixed Portfolio of DFA Investment Dimensions Group, Inc.	888,831	8,959,422
Investment in VA Short-Term Fixed Portfolio of DFA Investment Dimensions Group, Inc.	126,694	3,904,702
Investment in VA Global Bond Portfolio of DFA Investment Dimensions Group, Inc.	187,085	2,520,040
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	53,987	2,016,431
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	193,022	733,484

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $140,993,135)		$178,730,225

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 4.760% (Cost $50,808)	50,808	50,808

TOTAL INVESTMENTS — (100.0%) (Cost $141,043,943)		$178,781,033

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$178,730,225	—	—	$178,730,225
Temporary Cash Investments	50,808	—	—	50,808

TOTAL	$178,781,033	—	—	$178,781,033

See accompanying Notes to Financial Statements.

33

VA EQUITY ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	930,516	$29,413,609
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	827,050	23,521,297
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	1,019,218	15,125,200
Investment in VA Global Bond Portfolio of DFA Investment Dimensions Group, Inc.	652,902	13,266,963
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	428,901	9,109,865
Investment in VA Short-Term Fixed Portfolio of DFA Investment Dimensions Group, Inc.	239,179	7,371,504
Investment in VA Global Bond Portfolio of DFA Investment Dimensions Group, Inc.	401,772	4,660,550
Investment in VA Global Bond Portfolio of DFA Investment Dimensions Group, Inc.	259,179	3,491,135
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	50,216	1,875,561
* Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	175,789	667,999

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $89,045,064)		$108,503,683

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$108,503,683	—	—	$108,503,683

TOTAL	$108,503,683	—	—	$108,503,683

See accompanying Notes to Financial Statements.

34

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	VA U.S. Targeted Value Portfolio*	VA U.S. Large Value Portfolio*	VA International Value Portfolio*	VA International Small Portfolio*
ASSETS:
Investment Securities at Value (including $75,524, $987, $28,901 and $20,831 of securities on loan, respectively)	$523,796	$628,619	$426,796	$276,536
Temporary Cash Investments at Value & Cost	4,624	1,099	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $62,521, $584, $27,522 and $17,770, respectively)	62,530	584	27,524	17,771
Segregated Cash for Futures Contracts	—	—	45	—
Foreign Currencies at Value	—	—	934	676
Cash	—	—	2,922	2,055
Receivables:
Investment Securities Sold	808	—	746	368
Dividends and Interest	187	941	3,760	1,858
Securities Lending Income	13	—	60	32
Fund Shares Sold	933	245	68	104
Futures Margin Variation	—	—	93	—
Unrealized Gain on Foreign Currency Contracts	—	—	1	—
Prepaid Expenses and Other Assets	1	1	1	1

Total Assets	592,892	631,489	462,950	299,401

LIABILITIES:
Payables:
Upon Return of Securities Loaned	62,528	584	27,523	17,776
Investment Securities Purchased	2,840	1,087	2,672	2,168
Fund Shares Redeemed	147	191	87	90
Due to Advisor	117	98	88	79
Futures Margin Variation	1	—	—	—
Accrued Expenses and Other Liabilities	21	28	56	79

Total Liabilities	65,654	1,988	30,426	20,192

NET ASSETS	$527,238	$629,501	$432,524	$279,209

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	25,948,423	20,425,455	32,118,298	24,059,059

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$20.32	$30.82	$13.47	$11.61

Investment Securities at Cost	$457,800	$438,084	$394,387	$276,819

Foreign Currencies at Cost	$—	$—	$931	$676

NET ASSETS CONSIST OF:
Paid-In Capital	$443,943	$429,320	$391,014	$280,518
Total Distributable Earnings (Loss)	83,295	200,181	41,510	(1,309)

NET ASSETS	$527,238	$629,501	$432,524	$279,209

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

35

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	VA Short- Term Fixed Portfolio*	VA Global Bond Portfolio*	VIT Inflation- Protected Securities Portfolio
ASSETS:
Investment Securities at Value (including $1,034, $3,061 and $0 of securities on loan, respectively)	$329,808	$324,805	$207,009
Temporary Cash Investments at Value & Cost	919	—	1,690
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,055, $3,126 and $0, respectively)	1,055	3,126	—
Foreign Currencies at Value	—	1,763	—
Cash	—	5,167	—
Receivables:
Investment Securities Sold	494	1,264	—
Dividends and Interest	1,622	1,624	496
Securities Lending Income	2	1	—
Fund Shares Sold	97	8	107
Unrealized Gain on Forward Currency Contracts	—	463	—

Total Assets	333,997	338,221	209,302

LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,055	3,130	—
Investment Securities Purchased	—	3,004	—
Fund Shares Redeemed	100	211	46
Due to Advisor	27	51	16
Unrealized Loss on Forward Currency Contracts	—	3,702	—
Accrued Expenses and Other Liabilities	20	19	16

Total Liabilities	1,202	10,117	78

NET ASSETS	$332,795	$328,104	$209,224

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	33,009,915	33,515,207	22,159,330

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.08	$9.79	$9.44

Investment Securities at Cost	$332,572	$323,340	$221,284

Foreign Currencies at Cost	$—	$1,763	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$336,317	$358,445	$235,384
Total Distributable Earnings (Loss)	(3,522)	(30,341)	(26,160)

NET ASSETS	$332,795	$328,104	$209,224

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

36

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	VA Global Moderate Allocation Portfolio	VA Equity Allocation Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$178,730	$108,504
Temporary Cash Investments at Value & Cost	51	—
Cash	—	871
Receivables:
Dividends and Interest	2	—
Fund Shares Sold	518	—

Total Assets	179,301	109,375

LIABILITIES:
Payables:
Investment Securities/Affiliated Investment Companies Purchased	—	818
Fund Shares Redeemed	4	15
Due to Advisor	10	9
Accrued Expenses and Other Liabilities	11	4

Total Liabilities	25	846

NET ASSETS	$179,276	$108,529

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	12,529,145	8,296,247

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$14.31	$13.08

Investments in Affiliated Investment Companies at Cost	$140,993	$89,045

NET ASSETS CONSIST OF:
Paid-In Capital	$140,946	$89,075
Total Distributable Earnings (Loss)	38,330	19,454

NET ASSETS	$179,276	$108,529

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	500,000,000

See accompanying Notes to Financial Statements.

37

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	VA U.S. Targeted Value Portfolio#	VA U.S. Large Value Portfolio#	VA International Value Portfolio#	VA International Small Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $5, $0, $1,063 and $394, respectively)	$4,889	$7,994	$9,392	$3,723
Income from Securities Lending	34	3	137	157

Total Investment Income	4,923	7,997	9,529	3,880

Expenses
Investment Management Fees	719	598	509	463
Accounting & Transfer Agent Fees	9	12	10	8
Custodian Fees	8	4	25	45
Shareholders’ Reports	11	10	10	10
Directors’/Trustees’ Fees & Expenses	2	3	1	1
Professional Fees	4	5	4	2
Other	11	13	9	19

Total Expenses	764	645	568	548

Fees Paid Indirectly (Note C)	—	—	12	5

Net Expenses	764	645	556	543

Net Investment Income (Loss)	4,159	7,352	8,973	3,337

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	15,417	4,732	3,487	(691)
Affiliated Investment Companies Shares Sold	(1)	—	(6)	1
Futures	(37)	(78)	(13)	18
Foreign Currency Transactions	—	—	112	65
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(28,107)	2,201	66,154	45,085
Affiliated Investment Companies Shares	17	1	9	7
Futures	(1)	(10)	1	(17)
Translation of Foreign Currency-Denominated Amounts	—	—	60	45

Net Realized and Unrealized Gain (Loss)	(12,712)	6,846	69,804	44,513

Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,553)	$14,198	$78,777	$47,850

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

38

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	VA Short- Term Fixed Portfolio#	VA Global Bond Portfolio#	VIT Inflation- Protected Securities Portfolio
Investment Income
Interest	$4,651	$4,274	$3,434
Income from Securities Lending	7	4	—

Total Investment Income	4,658	4,278	3,434

Expenses
Investment Management Fees	163	338	93
Accounting & Transfer Agent Fees	6	7	4
Custodian Fees	4	11	1
Shareholders’ Reports	10	9	9
Directors’/Trustees’ Fees & Expenses	1	1	1
Professional Fees	2	3	2
Other	3	4	2

Total Expenses	189	373	112

Fees Paid Indirectly (Note C)	—	12	—

Net Expenses	189	361	112

Net Investment Income (Loss)	4,469	3,917	3,322

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(1,634)	(8,210)	(4,735)
Affiliated Investment Companies Shares Sold	5	—	—
Foreign Currency Transactions	—	87	—
Forward Currency Contracts	—	(9,279)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	4,416	24,089	11,610
Affiliated Investment Companies Shares	1	3	—
Translation of Foreign Currency-Denominated Amounts	—	47	—
Forward Currency Contracts	—	(2,836)	—

Net Realized and Unrealized Gain (Loss)	2,788	3,901	6,875

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,257	$7,818	$10,197

**	Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

39

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	VA Global Moderate Allocation Portfolio*	VA Equity Allocation Portfolio*
Investment Income
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0 and $0, respectively)	$4	—

Income Distributions Received from Affiliated Investment Companies	1,474	$1,124

Total Investment Income	1,478	1,124

Expenses
Investment Management Fees	194	140
Custodian Fees	—	1
Shareholders’ Reports	7	4
Directors’/Trustees’ Fees & Expenses	1	—
Professional Fees	2	1
Other	2	2

Total Expenses	206	148

Fees Waived, Expenses Reimbursed by Advisor (Note C)	137	90
Fees Paid Indirectly (Note C)	—	1

Net Expenses	69	57

Net Investment Income (Loss)	1,409	1,067

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	2,045	2,853
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(156)	(666)
Futures	18	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	8,695	6,003

Net Realized and Unrealized Gain (Loss)	10,602	8,190

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,011	$9,257

*	Investment Income and Realized and Unrealized Gain (Loss) were distributed from the Portfolio’s Underlying Funds (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

40

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA U.S. Targeted Value Portfolio		VA U.S. Large Value Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$4,159	$7,287	$7,352	$13,713
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	15,417	39,915	4,732	14,785
Affiliated Investment Companies Shares Sold	(1)	(7)	—	—
Futures	(37)	37	(78)	46
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(28,107)	(53,867)	2,201	(48,750)
Affiliated Investment Companies Shares	17	(10)	1	(1)
Futures	(1)	—	(10)	10

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,553)	(6,645)	14,198	(20,197)

Distributions:
Institutional Class Shares	(47,350)	(43,331)	(21,821)	(10,957)
Capital Share Transactions (1):
Shares Issued	66,695	109,722	41,478	136,235
Shares Issued in Lieu of Cash Distributions	46,966	42,935	21,781	10,935
Shares Redeemed	(49,901)	(110,402)	(69,428)	(121,115)

Net Increase (Decrease) from Capital Share Transactions	63,760	42,255	(6,169)	26,055

Total Increase (Decrease) in Net Assets	7,857	(7,721)	(13,792)	(5,099)
Net Assets
Beginning of Period	519,381	527,102	643,293	648,392

End of Period	$527,238	$519,381	$629,501	$643,293

(1) Shares Issued and Redeemed:
Shares Issued	3,133	4,786	1,341	4,249
Shares Issued in Lieu of Cash Distributions	2,244	1,891	704	341
Shares Redeemed	(2,312)	(4,811)	(2,225)	(3,815)

Net Increase (Decrease) from Shares Issued and Redeemed	3,065	1,866	(180)	775

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

41

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA International Value Portfolio		VA International Small Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$8,973	$16,643	$3,337	$7,312
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	3,487	6,391	(691)	4,956
Affiliated Investment Companies Shares Sold	(6)	4	1	(6)
Futures	(13)	(62)	18	(7)
Foreign Currency Transactions	112	(339)	65	(269)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	66,154	(79,602)	45,085	(95,800)
Affiliated Investment Companies Shares	9	(10)	7	(7)
Futures	1	12	(17)	17
Translation of Foreign Currency-Denominated Amounts	60	(74)	45	(54)

Net Increase (Decrease) in Net Assets Resulting from Operations	78,777	(57,037)	47,850	(83,858)

Distributions:
Institutional Class Shares	(19,942)	(15,923)	(11,443)	(29,105)
Capital Share Transactions (1):
Shares Issued	28,329	54,817	34,244	47,177
Shares Issued in Lieu of Cash Distributions	19,888	15,877	11,284	28,732
Shares Redeemed	(32,923)	(47,062)	(39,359)	(37,332)

Net Increase (Decrease) from Capital Share Transactions	15,294	23,632	6,169	38,577

Total Increase (Decrease) in Net Assets	74,129	(49,328)	42,576	(74,386)
Net Assets
Beginning of Period	358,395	407,723	236,633	311,019

End of Period	$432,524	$358,395	$279,209	$236,633

(1) Shares Issued and Redeemed:
Shares Issued	2,199	4,248	3,077	3,925
Shares Issued in Lieu of Cash Distributions	1,632	1,227	1,056	2,182
Shares Redeemed	(2,561)	(3,614)	(3,511)	(3,016)

Net Increase (Decrease) from Shares Issued and Redeemed	1,270	1,861	622	3,091

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

42

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA Short-Term Fixed Portfolio		VA Global Bond Portfolio		VIT Inflation-Protected Securities Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$4,469	$2,966	$3,917	$4,572	$3,322	$18,284
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(1,634)	(2,121)	(8,210)	(24,197)	(4,735)	(8,676)
Affiliated Investment Companies Shares Sold	5	(23)	—	(3)	—	—
Foreign Currency Transactions	—	—	87	(31)	—	—
Forward Currency Contracts	—	—	(9,279)	11,627	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	4,416	(7,112)	24,089	(18,515)	11,610	(41,627)
Affiliated Investment Companies Shares	1	(2)	3	(2)	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	47	(33)	—	—
Forward Currency Contracts	—	—	(2,836)	(47)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	7,257	(6,292)	7,818	(26,629)	10,197	(32,019)

Distributions:
Institutional Class Shares	(4,223)	(18)	(5,491)	(2,983)	(18,023)	(12,245)
Capital Share Transactions (1):
Shares Issued	36,925	182,965	16,760	33,903	35,458	150,869
Shares Issued in Lieu of Cash Distributions	4,215	18	5,446	2,957	18,023	12,245
Shares Redeemed	(39,972)	(130,509)	(34,512)	(60,915)	(45,705)	(130,496)

Net Increase (Decrease) from Capital Share Transactions	1,168	52,474	(12,306)	(24,055)	7,776	32,618

Total Increase (Decrease) in Net Assets	4,202	46,164	(9,979)	(53,667)	(50)	(11,646)
Net Assets
Beginning of Period	328,593	282,429	338,083	391,750	209,274	220,920

End of Period	$332,795	$328,593	$328,104	$338,083	$209,224	$209,274

(1) Shares Issued and Redeemed:
Shares Issued	3,699	18,160	1,726	3,346	3,792	13,903
Shares Issued in Lieu of Cash Distributions	425	2	565	283	1,963	1,094
Shares Redeemed	(3,997)	(12,971)	(3,562)	(6,085)	(4,934)	(12,358)

Net Increase (Decrease) from Shares Issued and Redeemed	127	5,191	(1,271)	(2,456)	821	2,639

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

43

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA Global Moderate Allocation Portfolio		VA Equity Allocation Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,409	$2,780	$1,067	$1,960
Capital Gain Distributions Received from Affiliated Investment Companies	2,045	2,610	2,853	3,040
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(156)	(599)	(666)	(302)
Futures	18	21	—	5
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	8,695	(26,064)	6,003	(20,235)

Net Increase (Decrease) in Net Assets Resulting from Operations	12,011	(21,252)	9,257	(15,532)

Distributions:
Institutional Class Shares	(4,947)	(8,604)	(4,628)	(7,006)
Capital Share Transactions (1):
Shares Issued	12,601	20,642	8,224	21,913
Shares Issued in Lieu of Cash Distributions	4,947	8,604	4,628	7,006
Shares Redeemed	(7,389)	(19,449)	(7,136)	(10,120)

Net Increase (Decrease) from Capital Share Transactions	10,159	9,797	5,716	18,799

Total Increase (Decrease) in Net Assets	17,223	(20,059)	10,345	(3,739)
Net Assets
Beginning of Period	162,053	182,112	98,184	101,923

End of Period	$179,276	$162,053	$108,529	$98,184

(1) Shares Issued and Redeemed:
Shares Issued	891	1,389	640	1,572
Shares Issued in Lieu of Cash Distributions	356	552	366	478
Shares Redeemed	(522)	(1,312)	(553)	(708)

Net Increase (Decrease) from Shares Issued and Redeemed	725	629	453	1,342

See accompanying Notes to Financial Statements.

44

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA U.S. Targeted Value Portfolio							VA U.S. Large Value Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$22.70		$25.08	$14.54	$17.42	$18.75	$20.42	$31.22		$32.69	$22.57	$26.49	$26.00	$26.88

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.32	0.34	0.24	0.24	0.23	0.36		0.67	0.53	0.57	0.58	0.53
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.47)		(0.64)	10.48	(2.41)	(0.24)	(0.42)	0.33		(1.59)	10.13	(3.63)	1.08	0.15

Total from Investment Operations	(0.30)		(0.32)	10.82	(2.17)	—	(0.19)	0.69		(0.92)	10.66	(3.06)	1.66	0.68

Less Distributions:
Net Investment Income	(0.30)		(0.34)	(0.28)	(0.26)	(0.19)	(0.21)	(0.71)		(0.55)	(0.54)	(0.57)	(0.59)	(0.49)
Net Realized Gains	(1.78)		(1.72)	—	(0.45)	(1.14)	(1.27)	(0.38)		—	—	(0.29)	(0.58)	(1.07)

Total Distributions	(2.08)		(2.06)	(0.28)	(0.71)	(1.33)	(1.48)	(1.09)		(0.55)	(0.54)	(0.86)	(1.17)	(1.56)

Net Asset Value, End of Period	$20.32		$22.70	$25.08	$14.54	$17.42	$18.75	$30.82		$31.22	$32.69	$22.57	$26.49	$26.00

Total Return	(1.61	%)(B)	(1.25%)	75.17%	(13.18%)	0.85%	(1.05%)	2.20	%(B)	(2.85%)	47.86%	(12.12%)	7.08%	2.47%

Net Assets, End of Period (thousands)	$527,238		$519,381	$527,102	$317,817	$340,608	$331,049	$629,501		$643,293	$648,392	$456,107	$553,107	$471,268
Ratio of Expenses to Average Net Assets	0.29	%(C)	0.30%	0.34%	0.38%	0.38%	0.37%	0.21	%(C)	0.21%	0.24%	0.27%	0.27%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.29	%(C)	0.30%	0.34%	0.38%	0.38%	0.37%	0.21	%(C)	0.21%	0.24%	0.27%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.56	%(C)	1.42%	1.55%	1.61%	1.42%	1.14%	2.34	%(C)	2.11%	1.78%	2.39%	2.30%	1.97%
Portfolio Turnover Rate	9	%(B)	19%	23%	23%	19%	24%	4	%(B)	13%	15%	12%	8%	9%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

45

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA International Value Portfolio							VA International Small Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$11.62		$14.07	$9.57	$12.15	$12.13	$13.57	$10.10		$15.29	$11.22	$12.09	$12.23	$14.30

Income from Investment Operations (A)
Net Investment Income (Loss)	0.28		0.55	0.43	0.26	0.43	0.41	0.14		0.32	0.26	0.22	0.28	0.29
Net Gains (Losses) on Securities (Realized and Unrealized)	2.22		(2.45)	4.33	(2.41)	(0.03)	(1.48)	1.87		(4.09)	4.28	(0.61)	0.37	(1.65)

Total from Investment Operations	2.50		(1.90)	4.76	(2.15)	0.40	(1.07)	2.01		(3.77)	4.54	(0.39)	0.65	(1.36)

Less Distributions:
Net Investment Income	(0.51)		(0.55)	(0.26)	(0.43)	(0.34)	(0.37)	(0.30)		(0.38)	(0.25)	(0.33)	(0.22)	(0.34)
Net Realized Gains	(0.14)		—	—	—	(0.04)	—	(0.20)		(1.04)	(0.22)	(0.15)	(0.57)	(0.37)

Total Distributions	(0.65)		(0.55)	(0.26)	(0.43)	(0.38)	(0.37)	(0.50)		(1.42)	(0.47)	(0.48)	(0.79)	(0.71)

Net Asset Value, End of Period	$13.47		$11.62	$14.07	$9.57	$12.15	$12.13	$11.61		$10.10	$15.29	$11.22	$12.09	$12.23

Total Return	22.06	%(B)	(13.92%)	50.31%	(18.49%)	3.61%	(8.12%)	20.30	%(B)	(26.82%)	41.32%	(3.66%)	6.30%	(9.97%)

Net Assets, End of Period (thousands)	$432,524		$358,395	$407,723	$281,549	$327,525	$279,149	$279,209		$236,633	$311,019	$229,844	$244,418	$218,924
Ratio of Expenses to Average Net Assets	0.28	%(C)	0.30%	0.38%	0.43%	0.44%	0.43%	0.41	%(C)	0.42%	0.50%	0.56%	0.56%	0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.28	%(C)	0.30%	0.38%	0.44%	0.45%	0.43%	0.41	%(C)	0.42%	0.50%	0.56%	0.57%	0.55%
Ratio of Net Investment Income to Average Net Assets	4.41	%(C)	4.27%	3.33%	2.52%	3.68%	3.06%	2.52	%(C)	2.69%	1.84%	1.96%	2.40%	2.10%
Portfolio Turnover Rate	6	%(B)	14%	19%	16%	16%	20%	13	%(B)	18%	23%	19%	17%	19%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

46

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA Short-Term Fixed Portfolio							VA Global Bond Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$9.99		$10.20	$10.26	$10.41	$10.28	$10.27	$9.72		$10.52	$10.62	$10.73	$10.71	$10.86

Income from Investment Operations (A)
Net Investment Income (Loss)	0.14		0.10	(—)	0.09	0.23	0.17	0.12		0.13	0.04	0.04	0.07	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	0.08		(0.31)	—	—	0.06	(0.06)	0.11		(0.85)	(0.14)	0.12	0.44	(0.06)

Total from Investment Operations	0.22		(0.21)	—	0.09	0.29	0.11	0.23		(0.72)	(0.10)	0.16	0.51	0.05

Less Distributions:
Net Investment Income	(0.13)		(—)	(0.06)	(0.24)	(0.16)	(0.10)	(0.16)		(0.08)	(—)	(0.27)	(0.49)	(0.19)
Net Realized Gains	—		—	—	—	—	—	—		(—)	—	—	—	(0.01)

Total Distributions	(0.13)		—	(0.06)	(0.24)	(0.16)	(0.10)	(0.16)		(0.08)	—	(0.27)	(0.49)	(0.20)

Net Asset Value, End of Period	$10.08		$9.99	$10.20	$10.26	$10.41	$10.28	$9.79		$9.72	$10.52	$10.62	$10.73	$10.71

Total Return	2.24	%(B)	(2.05%)	0.01%	0.84%	2.86%	1.13%	2.38	%(B)	(6.90%)	(0.92%)	1.54%	5.00%	0.42%

Net Assets, End of Period (thousands)	$332,795		$328,593	$282,429	$359,871	$319,471	$292,914	$328,104		$338,083	$391,750	$416,369	$405,709	$360,991
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.13%	0.18%	0.21%	0.23%	0.27%	0.23	%(C)	0.23%	0.24%	0.23%	0.24%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.13%	0.18%	0.21%	0.23%	0.27%	0.23	%(C)	0.23%	0.24%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to Average Net Assets	2.75	%(C)	0.96%	(0.01%)	0.91%	2.23%	1.68%	2.39	%(C)	1.25%	0.39%	0.40%	0.70%	1.07%
Portfolio Turnover Rate	19	%(B)	74%	109%	97%	37%	70%	31	%(B)	118%	133%	49%	45%	67%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

47

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VIT Inflation-Protected Securities Portfolio							VA Global Moderate Allocation Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$9.81		$11.81	$11.23	$10.40	$9.73	$10.14	$13.73		$16.30		$13.19		$13.15		$12.49		$12.78

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15		0.80	0.48	0.15	0.19	0.28	0.12		0.24		0.16		0.25		0.30		0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	0.32		(2.16)	0.28	0.85	0.69	(0.44)	0.88		(2.06)		3.27		0.19		0.67		(0.17)

Total from Investment Operations	0.47		(1.36)	0.76	1.00	0.88	(0.16)	1.00		(1.82)		3.43		0.44		0.97		0.03

Less Distributions:
Net Investment Income	(0.84)		(0.54)	(0.12)	(0.17)	(0.21)	(0.25)	(0.21)		(0.23)		(0.15)		(0.30)		(0.27)		(0.22)
Net Realized Gains	—		(0.10)	(0.06)	—	—	—	(0.21)		(0.52)		(0.17)		(0.10)		(0.04)		(0.10)

Total Distributions	(0.84)		(0.64)	(0.18)	(0.17)	(0.21)	(0.25)	(0.42)		(0.75)		(0.32)		(0.40)		(0.31)		(0.32)

Net Asset Value, End of Period	$9.44		$9.81	$11.81	$11.23	$10.40	$9.73	$14.31		$13.73		$16.30		$13.19		$13.15		$12.49

Total Return	5.08	%(B)	(12.22%)	6.89%	9.72%	9.18%	(1.60%)	7.36	%(B)	(11.67%)		26.33%		3.35%		8.07%		0.15%

Net Assets, End of Period (thousands)	$209,224		$209,274	$220,920	$210,287	$150,732	$127,746	$179,276		$162,053		$182,112		$146,978		$138,838		$118,858
Ratio of Expenses to Average Net Assets *	0.11	%(C)	0.11%	0.12%	0.14%	0.15%	0.12%	0.28	%(C)(D)	0.28	%(D)	0.29	%(D)	0.30	%(D)	0.33	%(D)	0.40	%(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *	0.11	%(C)	0.11%	0.12%	0.14%	0.15%	0.12%	0.44	%(C)(D)	0.45	%(D)	0.46	%(D)	0.50	%(D)	0.53	%(D)	0.50	%(D)
Ratio of Net Investment Income to Average Net Assets	3.21	%(C)	7.49%	4.16%	1.34%	1.88%	2.84%	1.67	%(C)	1.61%		1.03%		1.94%		2.40%		1.57%
Portfolio Turnover Rate	15	%(B)	46%	17%	48%	43%	31%	N/A	(B)	N/A		N/A		N/A		N/A		N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A	0.20	%(C)	0.20%		0.21%		0.23%		0.24%		0.24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

48

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA Equity Allocation Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$12.52		$15.68	$10.98	$11.28	$10.55	$10.72

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.27	0.22	0.19	0.19	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	1.02		(2.35)	4.71	(0.20)	0.79	(0.20)

Total from Investment Operations	1.15		(2.08)	4.93	(0.01)	0.98	(0.02)

Less Distributions:
Net Investment Income	(0.24)		(0.32)	(0.20)	(0.21)	(0.19)	(0.15)
Net Realized Gains	(0.35)		(0.76)	(0.03)	(0.08)	(0.06)	(—)

Total Distributions	(0.59)		(1.08)	(0.23)	(0.29)	(0.25)	(0.15)

Net Asset Value, End of Period	$13.08		$12.52	$15.68	$10.98	$11.28	$10.55

Total Return	9.36	%(B)	(14.25%)	45.39%	(0.25%)	9.60%	(0.19%)

Net Assets, End of Period (thousands)	$108,529		$98,184	$101,923	$81,083	$69,829	$43,331
Ratio of Expenses to Average Net Assets *(D)	0.31	%(C)	0.31%	0.32%	0.39%	0.40%	0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(D)	0.49	%(C)	0.49%	0.52%	0.59%	0.63%	0.66%
Ratio of Net Investment Income to Average Net Assets	2.06	%(C)	1.96%	1.56%	1.80%	1.80%	1.65%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio in directly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20	%(C)	0.21%	0.23%	0.25%	0.26%	0.25%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

49

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, nine of which (the “Portfolios”) are included in this report. The remaining portfolios are presented in separate reports. The Portfolios are only available through a select group of insurance products. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

VA Global Moderate Allocation Portfolio (formerly known as DFA VA Global Moderate Allocation Portfolio) and VA Equity Allocation Portfolio (each, a “Fund of Funds”) invest in other portfolios within the Fund and Dimensional Investment Group Inc. (“DIG”) (the “Underlying Funds”). The Funds of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. Certain of the Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov.

As of April 30, 2023, each Fund of Funds was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/23
VA Global Moderate Allocation Portfolio	U.S. Core Equity 1 Portfolio (IDG)	—
	U.S. Core Equity 2 Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Selectively Hedged Global Fixed Income Portfolio (IDG)	2%
	VA U.S. Large Value Portfolio (IDG)	1%
	VA International Value Portfolio (IDG)	1%
	DFA Real Estate Securities Portfolio (IDG)	—
	VA Short-Term Fixed Portfolio (IDG)	3%
	VA Global Bond Portfolio (IDG)	7%
	DFA International Real Estate Securities Portfolio (IDG)	—

VA Equity Allocation Portfolio	U.S. Core Equity 1 Portfolio (IDG)	—
	DFA Real Estate Securities Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	VA U.S. Large Value Portfolio (IDG)	1%
	VA U.S. Targeted Value Portfolio (IDG)	3%
	U.S. Large Company Portfolio (DIG)	—
	VA International Value Portfolio (IDG)	1%
	VA International Small Portfolio (IDG)	2%
	DFA International Real Estate Securities Portfolio (IDG)	—

50

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by VA U.S. Targeted Value Portfolio and VA U.S. Large Value Portfolio (the “Domestic Equity Portfolios”) and by VA International Value Portfolio and VA International Small Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios’ are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International

51

Equity Portfolios’ shares at the close of the NYSE, the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the VA Short-Term Fixed Portfolio, VA Global Bond Portfolio and VIT Inflation-Protected Securities Portfolio (the “Fixed Income Portfolios”), are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the VA Global Moderate Allocation Portfolio and the VA Equity Allocation Portfolio of the Underlying Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. These securities are generally categorized as Level 1 in the hierarchy. A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Portfolios’ Summary Schedules of Portfolio Holdings/Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The VA Global Bond Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the VA Global Bond Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

52

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Treasury Inflation-Protected Securities (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

4. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

5. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity

53

Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2023, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

VA U.S. Targeted Value Portfolio	0.27%
VA U.S. Large Value Portfolio	0.19%
VA International Value Portfolio	0.25%
VA International Small Portfolio	0.35%
VA Short-Term Fixed Portfolio	0.10%
VA Global Bond Portfolio	0.21%*
VIT Inflation-Protected Securities Portfolio	0.09%
VA Global Moderate Allocation Portfolio	0.23%
VA Equity Allocation Portfolio	0.27%

*

Effective as of February 28, 2023, the management fee payable by the VA Global Bond Portfolio was reduced to 0.19% of average daily net assets. Prior to February 28, 2023, the VA Global Bond Portfolio’s investment management fees were based on an effective annual rate of 0.25% of the first $100 million of average daily net assets and 0.20% of average daily net assets exceeding $100 million.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the VIT Inflation-Protected Securities Portfolio, VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2024, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2023, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2023, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the VA Equity Allocation Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

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Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
VIT Inflation-Protected Securities Portfolio (1)	0.15%	—	—	—	—
VA Global Moderate Allocation Portfolio (2)	0.28%	—	—	$137	$891
VA Equity Allocation Portfolio (3)	0.37%	0.27%	—	90	—

(1)

Effective February 28, 2020, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2020, the Expense Limitation Amount was 0.18%.

(2)

Effective February 28, 2021, the Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of the Institutional Class shares of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class shares of the Portfolio, on an annualized basis, to the rate listed above as a percentage of such class of the Portfolio’s average daily net assets (the “Expense Limitation Amount”). From February 28, 2019 to February 27, 2021, the Expense Limitation Amount was 0.30% of the average net assets of such class of the Portfolio on an annualized basis. Prior to February 28, 2019, the Expense Limitation Amount was 0.40% of the average net assets of such class of the Portfolio on an annualized basis.

(3)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.27% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, effective February 28, 2021, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2021, the Expense Limitation Amount was 0.40%.

Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
VA International Value Portfolio	$12
VA International Small Portfolio	5
VA Global Bond Portfolio	12
VA Equity Allocation Portfolio	1

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amount paid by the Fund to the CCO was $73 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

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D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

VA U.S. Targeted Value Portfolio	$1
VA U.S. Large Value Portfolio	1
VA International Value Portfolio	1
VA International Small Portfolio	1
VA Short-Term Fixed Portfolio	3
VA Global Bond Portfolio	3
VIT Inflation-Protected Securities Portfolio	—
VA Global Moderate Allocation Portfolio	—
VA Equity Allocation Portfolio	—

E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
VA U.S. Targeted Value Portfolio	—	—	$69,861	$47,488
VA U.S. Large Value Portfolio	—	—	26,200	28,936
VA International Value Portfolio	—	—	29,234	26,242
VA International Small Portfolio	—	—	38,820	33,261
VA Short-Term Fixed Portfolio	$38,444	$74,005	12,002	39,848
VA Global Bond Portfolio	37,707	73,743	49,398	89,165
VIT Inflation-Protected Securities Portfolio	30,642	40,389	—	—

For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
VA U.S. Targeted Value Portfolio
DFA Short Term Investment Fund	$22,228	$146,623	$106,337	$(1)	$17	$62,530	5,406	$526	—

Total	$22,228	$146,623	$106,337	$(1)	$17	$62,530	5,406	$526	—

VA U.S. Large Value Portfolio
DFA Short Term Investment Fund	$2,011	$11,091	$12,519	—	$1	$584	50	$24	—

Total	$2,011	$11,091	$12,519	—	$1	$584	50	$24	—

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	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
VA International Value Portfolio
DFA Short Term Investment Fund	$20,183	$104,957	$97,619	$(6)	$9	$27,524	2,380	$480	—

Total	$20,183	$104,957	$97,619	$(6)	$9	$27,524	2,380	$480	—

VA International Small Portfolio
DFA Short Term Investment Fund	$13,895	$26,961	$23,093	$1	$7	$17,771	1,536	$267	—

Total	$13,895	$26,961	$23,093	$1	$7	$17,771	1,536	$267	—

VA Short-Term Fixed Portfolio
DFA Short Term Investment Fund	$33,196	$260,693	$292,840	$5	$1	$1,055	91	$237	—

Total	$33,196	$260,693	$292,840	$5	$1	$1,055	91	$237	—

VA Global Bond Portfolio
DFA Short Term Investment Fund	$5,100	$3,757	$5,734	—	$3	$3,126	270	$75	—

Total	$5,100	$3,757	$5,734	—	$3	$3,126	270	$75	—

VA Global Moderate Allocation Portfolio
U.S. Core Equity 2 Portfolio	$52,121	$4,434	$2,948	$(7)	$1,248	$54,848	1,916	$371	$1,460
International Core Equity Portfolio	18,284	777	558	(15)	3,966	22,454	1,513	117	—
DFA Selectively Hedged Global Fixed Income Portfolio	20,101	2,118	536	(43)	792	22,432	2,454	9	—
VA Global Bond Portfolio	20,103	2,728	563	(54)	213	22,427	2,291	338	—
U.S. Core Equity 1 Portfolio	18,404	1,201	565	(30)	598	19,608	620	133	447
Emerging Markets Core Equity Portfolio	7,988	533	31	(6)	1,384	9,868	465	85	—
DFA Two-Year Global Fixed Income Portfolio	8,149	816	96	(4)	95	8,960	928	95	—
VA Short-Term Fixed Portfolio	8,140	827	87	(2)	81	8,959	889	107	—
VA U.S. Large Value Portfolio	3,800	248	97	2	(48)	3,905	127	86	47
VA International Value Portfolio	2,080	155	58	3	340	2,520	187	90	25
DFA Real Estate Securities Portfolio	1,897	171	—	—	(52)	2,016	54	43	66
DFA International Real Estate Securities Portfolio	621	34	—	—	78	733	193	—	—

Total	$161,688	$14,042	$5,539	$(156)	$8,695	$178,730	11,637	$1,474	$2,045

57

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
VA Equity Allocation Portfolio
U.S. Core Equity 1 Portfolio	$27,416	$2,057	$887	$(156)	$984	$29,414	931	$201	$665
U.S. Large Company Portfolio	21,682	2,088	998	(227)	976	23,521	827	162	966
International Core Equity Portfolio	12,480	833	884	(88)	2,784	15,125	1,019	80	—
VA U.S. Targeted Value Portfolio	12,697	2,970	1,135	(17)	(1,248)	13,267	653	162	962
Emerging Markets Core Equity
Portfolio	7,559	1,048	817	(101)	1,421	9,110	429	82	—
VA U.S. Large Value Portfolio	7,069	760	376	(2)	(80)	7,371	239	155	84
VA International Small Portfolio	3,809	457	196	(41)	632	4,661	402	114	78
VA International Value Portfolio	2,866	309	161	2	475	3,491	259	127	35
DFA Real Estate Securities Portfolio	1,817	184	73	(25)	(27)	1,876	50	41	63
DFA International Real Estate
Securities Portfolio	593	42	42	(11)	86	668	176	—	—

Total	$97,988	$10,748	$5,569	$(666)	$6,003	$108,504	4,985	$1,124	$2,853

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, net foreign currency gains/losses, and distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
VA U.S. Targeted Value Portfolio
2021	$5,973	—	—	$5,973
2022	16,994	$26,336	—	43,330
VA U.S. Large Value Portfolio
2021	11,001	—	—	11,001
2022	10,957	—	—	10,957
VA International Value Portfolio
2021	7,551	—	—	7,551
2022	15,923	—	—	15,923

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
VA International Small Portfolio
2021	$6,421	$3,126	—	$9,547
2022	13,089	16,016	—	29,105
VA Short-Term Fixed Portfolio
2021	1,996	—	—	1,996
2022	18	—	—	18
VA Global Bond Portfolio
2021	112	—	—	112
2022	2,982	—	—	2,982
VIT Inflation-Protected Securities Portfolio
2021	2,475	1,009	—	3,484
2022	10,568	1,677	—	12,245
VA Global Moderate Allocation Portfolio
2021	1,722	1,862	—	3,584
2022	3,107	5,497	—	8,604
VA Equity Allocation Portfolio
2021	1,478	224	—	1,702
2022	2,781	4,225	—	7,006

As of October 31, 2022, the Portfolios did not have any net investment income and short-term capital gains or long-term capital gains distributions designated for federal income tax purposes due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares.

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
VA U.S. Targeted Value Portfolio	$6,985	$38,438	—	$93,775	$139,198
VA U.S. Large Value Portfolio	11,389	7,656	—	188,757	207,802
VA International Value Portfolio	13,037	4,337	—	(34,699)	(17,325)
VA International Small Portfolio	5,849	4,635	—	(48,199)	(37,715)
VA Short-Term Fixed Portfolio	2,904	—	$(1,996)	(7,461)	(6,553)
VA Global Bond Portfolio	4,184	—	(22,600)	(14,275)	(32,691)
VIT Inflation-Protected Securities Portfolio	16,269	—	(7,964)	(26,640)	(18,335)
VA Global Moderate Allocation Portfolio	1,388	2,344	—	27,534	31,266
VA Equity Allocation Portfolio	976	2,729	—	11,119	14,824

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For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
VA Short-Term Fixed Portfolio	$1,996	$1,996
VA Global Bond Portfolio	22,600	22,600
VIT Inflation-Protected Securities Portfolio	7,964	7,964

During the year ended October 31, 2022, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

VA U.S. Large Value Portfolio	$7,206
VA International Value Portfolio	1,528

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
VA U.S. Targeted Value Portfolio	$525,265	$122,315	$(56,310)	$66,005
VA U.S. Large Value Portfolio	439,343	215,296	(24,761)	190,535
VA International Value Portfolio	422,769	68,452	(36,041)	32,411
VA International Small Portfolio	297,358	50,597	(50,879)	(282)
VA Short-Term Fixed Portfolio	334,826	78	(2,841)	(2,763)
VA Global Bond Portfolio	317,688	8,401	(10,179)	(1,778)
VIT Inflation-Protected Securities Portfolio	223,728	—	(14,275)	(14,275)
VA Global Moderate Allocation Portfolio	142,552	40,456	(2,719)	37,737
VA Equity Allocation Portfolio	91,382	19,571	(112)	19,459

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.

2. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the VIT Inflation-Protected Securities Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by the Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

3. Forward Currency Contracts: The VA Global Bond Portfolio may enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates, or to transfer balances from one currency to another currency. The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. Futures Contracts: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by

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the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2023 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
VA U.S. Targeted Value Portfolio	$—	$239
VA U.S. Large Value Portfolio	—	2,356
VA International Value Portfolio	—	761
VA International Small Portfolio	—	1,191
VA Global Bond Portfolio	223,960	—

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2023	Forward Currency Contracts (1)	Equity Contracts *,(2)
VA International Value Portfolio	$14	—	$14
VA Global Bond Portfolio	463	$463	—

	Liability Derivatives Value
	Total Value at April 30, 2023	Forward Currency Contracts (3)	Equity Contracts (4)
VA U.S. Targeted Value Portfolio	$(1)	—	$(1)
VA Global Bond Portfolio	(3,702)	$(3,702)	—

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

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The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
VA U.S. Targeted Value Portfolio	$(37)	—	$(37)
VA U.S. Large Value Portfolio	(78)	—	(78)
VA International Value Portfolio	(13)	—	(13)
VA International Small Portfolio	18	—	18
VA Global Bond Portfolio	(9,279)	$(9,279)	—
VA Global Moderate Allocation Portfolio	18	—	18

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
VA U.S. Targeted Value Portfolio	$(1)	—	$(1)
VA U.S. Large Value Portfolio	(10)	—	(10)
VA International Value Portfolio	1	—	1
VA International Small Portfolio	(17)	—	(17)
VA Global Bond Portfolio	(2,836)	$(2,836)	—

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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The following table presents the VA Global Bond Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2023 (amounts in thousands):

	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities				Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)			Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
VA Global Bond Portfolio
Bank of America Corp.	$113	$113	$(113)	—	—	—	$1,034	$1,034	$(113)	—	—	$921
Citibank, N.A.	27	27	(27)	—	—	—	208	208	(27)	—	—	181
HSBC Bank	10	10	(10)	—	—	—	130	130	(10)	—	—	120
UBS AG	—	—	—	—	—	—	1,596	1,596	—	—	—	1,596
State Street Bank and Trust	195	195	(195)	—	—	—	722	722	(195)	—	—	527
Morgan Stanley and Co. International	—	—	—	—	—	—	12	12	—	—	—	12
Bank of New York Mellon	118	118	—	—	—	$118	—	—	—	—	—	—

Total	$463	$463	$(345)	—	—	$118	$3,702	$3,702	$(345)	—	—	$3,357

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Note J contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates

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agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

For the six months ended April 30, 2023, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2023
VA U.S. Targeted Value Portfolio	4.94%	$1,169	14	$2	$1,609	—
VA U.S. Large Value Portfolio	5.10%	1,669	20	5	3,950	—
VA International Value Portfolio	5.32%	408	40	2	1,079	—
VA International Small Portfolio	5.32%	2,571	31	12	14,796	—
VA Global Moderate Allocation Portfolio	5.17%	399	11	1	764	—
VA Equity Allocation Portfolio	5.25%	167	37	1	627	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2023.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2023, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Directors/Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2023, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
VA U.S. Targeted Value Portfolio	$6,385	$4,166	$699
VA U.S. Large Value Portfolio	5,060	4,645	20
VA International Value Portfolio	5,275	1,355	156
VA International Small Portfolio	4,907	2,737	210

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J. Securities Lending:

As of April 30, 2023, some of the Portfolios had securities on loan to brokers/dealers, for which such Portfolios received cash collateral. Additionally, the following Portfolios received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
VA U.S. Targeted Value Portfolio	$13,833
VA U.S. Large Value Portfolio	427
VA International Value Portfolio	2,779
VA International Small Portfolio	4,348

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

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The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
VA U.S. Targeted Value Portfolio Common Stocks, Preferred Stocks	$62,528	—	—	—	$62,528
VA U.S. Large Value Portfolio Common Stocks	584	—	—	—	584
VA International Value Portfolio Common Stocks, Preferred Stocks	27,523	—	—	—	27,523
VA International Small Portfolio Common Stocks, Preferred Stocks, Rights/Warrants	17,776	—	—	—	17,776
VA Short-Term Fixed Portfolio Agency Obligations, Bonds, U.S. Treasury Obligations	1,055	—	—	—	1,055
VA Global Bond Portfolio Bonds	3,130	—	—	—	3,130

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

M. Other:

As of April 30, 2023, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

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	Number of Shareholders	Approximate Percentage of Outstanding Shares
VA U.S. Targeted Value Portfolio	6	67%
VA U.S. Large Value Portfolio	6	73%
VA International Value Portfolio	5	73%
VA International Small Portfolio	4	63%
VA Short-Term Fixed Portfolio	4	76%
VA Global Bond Portfolio	7	90%
VIT Inflation-Protected Securities Portfolio	3	76%
VA Global Moderate Allocation Portfolio	4	76%
VA Equity Allocation Portfolio	3	85%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 23-24, 2023, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of sanctions regimes adopted by various government and regulatory bodies on Russian securities in response to the Russia-Ukraine conflict and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 19-20, 2022 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2022, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board also considered the proposed reduction of the management fee for VA Global Bond Portfolio. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

72

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

73

DFA043023-004S 00286342

Semi-Annual Report

Six Months Ended: April 30, 2023 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Large Cap Growth Portfolio

U.S. Small Cap Growth Portfolio

International Large Cap Growth Portfolio

International Small Cap Growth Portfolio

June 2023

Dear Shareholder,

Dimensional has a long history of putting financial science to work for investors around the world. We believe in the power of markets. We focus on the drivers of higher expected returns. We add value through implementation. And we’re committed to delivering an exceptional client experience to help investors pursue their goals.

We’ve been innovating on behalf of investors since 1981. We start with what clients are looking for and then determine how best to deliver flexible, low-cost, diversified strategies to meet those needs. Our ability to capture long-term premiums has led Dimensional to outperform benchmarks and peers over long periods of time and across strategies.

Whether you’re investing through mutual funds or ETFs, we believe investors can have a successful investment experience without having to outguess the market. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICE

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR	American Depositary Receipt
SA	Special Assessment

Investment Footnotes
†	See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
#	Total or Partial Securities on Loan.
»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero, or less than $500.
SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended April 30, 2023

EXPENSE TABLES

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Cap Growth Portfolio
Actual Fund Return	$1,000.00	$1,099.70	0.18%	$0.94
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.18%	$0.90

U.S. Small Cap Growth Portfolio
Actual Fund Return	$1,000.00	$1,042.30	0.32%	$1.62
Hypothetical 5% Annual Return	$1,000.00	$1,023.21	0.32%	$1.61

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
International Large Cap Growth Portfolio
Actual Fund Return	$1,000.00	$1,225.00	0.28%	$1.54
Hypothetical 5% Annual Return	$1,000.00	$1,023.41	0.28%	$1.40

International Small Cap Growth Portfolio
Actual Fund Return	$1,000.00	$1,184.40	0.52%	$2.82
Hypothetical 5% Annual Return	$1,000.00	$1,022.22	0.52%	$2.61

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

3

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

U.S. Large Cap Growth Portfolio
Communication Services	0.3%
Consumer Discretionary	15.5%
Consumer Staples	13.0%
Energy	0.7%
Financials	10.1%
Health Care	16.4%
Industrials	14.6%
Information Technology	28.5%
Materials	0.9%

100.0%

U.S. Small Cap Growth Portfolio
Communication Services	3.5%
Consumer Discretionary	16.6%
Consumer Staples	6.7%
Energy	4.4%
Financials	8.0%
Health Care	10.9%
Industrials	27.7%
Information Technology	13.8%
Materials	7.5%
Real Estate	0.3%
Utilities	0.6%

100.0%

International Large Cap Growth Portfolio
Communication Services	7.0%
Consumer Discretionary	16.1%
Consumer Staples	11.7%
Energy	2.7%
Financials	5.1%
Health Care	12.7%
Industrials	22.1%
Information Technology	11.4%
Materials	7.8%
Real Estate	0.4%
Utilities	3.0%

100.0%

International Small Cap Growth Portfolio
Communication Services	4.3%
Consumer Discretionary	14.7%
Consumer Staples	8.2%
Energy	4.0%
Financials	6.2%
Health Care	7.3%
Industrials	25.3%
Information Technology	18.9%
Materials	7.6%
Real Estate	1.3%
Utilities	2.2%

100.0%

4

U.S. LARGE CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (0.3%)
Other Securities		$8,634,482	0.3%

CONSUMER DISCRETIONARY — (15.4%)
* Amazon.com, Inc.	460,536	48,563,521	1.8%
* Booking Holdings, Inc.	7,838	21,055,298	0.8%
Home Depot, Inc.	322,959	97,062,098	3.7%
Lowe’s Cos., Inc.	212,743	44,214,378	1.7%
NIKE, Inc., Class B	167,588	21,236,751	0.8%
* O’Reilly Automotive, Inc.	29,564	27,119,353	1.0%
Starbucks Corp.	343,683	39,279,530	1.5%
Other Securities		103,647,824	4.0%

TOTAL CONSUMER DISCRETIONARY		402,178,753	15.3%

CONSUMER STAPLES — (12.8%)
Altria Group, Inc.	473,547	22,498,218	0.9%
Coca-Cola Co.	615,949	39,513,128	1.5%
Costco Wholesale Corp.	74,615	37,547,760	1.4%
PepsiCo, Inc.	296,694	56,635,918	2.2%
Procter & Gamble Co.	456,608	71,404,359	2.7%
Sysco Corp.	233,129	17,890,319	0.7%
Other Securities		90,900,510	3.4%

TOTAL CONSUMER STAPLES		336,390,212	12.8%

ENERGY — (0.7%)
Other Securities		19,050,859	0.7%

FINANCIALS — (10.0%)
Aon PLC, Class A	60,490	19,670,138	0.8%
Mastercard, Inc., Class A	273,601	103,976,588	4.0%
MSCI, Inc.	40,997	19,779,003	0.8%
Visa, Inc., Class A	301,480	70,163,440	2.7%
Other Securities		49,608,989	1.7%

TOTAL FINANCIALS		263,198,158	10.0%

HEALTH CARE — (16.3%)
AbbVie, Inc.	562,217	84,962,233	3.2%
Amgen, Inc.	190,975	45,784,346	1.8%
Eli Lilly & Co.	186,408	73,791,471	2.8%
* IDEXX Laboratories, Inc.	38,467	18,931,919	0.7%
Johnson & Johnson	405,578	66,393,119	2.5%
Merck & Co., Inc.	443,692	51,233,115	2.0%
* Mettler-Toledo International, Inc.	14,091	21,016,726	0.8%
Zoetis, Inc.	98,882	17,381,478	0.7%
Other Securities		47,313,136	1.8%

TOTAL HEALTH CARE		426,807,543	16.3%

INDUSTRIALS — (14.4%)
Automatic Data Processing, Inc.	102,900	22,638,000	0.9%
* Boeing Co.	82,836	17,128,828	0.6%

5

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Caterpillar, Inc.	115,239	$25,214,293	1.0%
Deere & Co.	56,291	21,279,124	0.8%
Honeywell International, Inc.	86,034	17,193,034	0.6%
Illinois Tool Works, Inc.	73,283	17,730,089	0.7%
Lockheed Martin Corp.	60,233	27,975,217	1.1%
Union Pacific Corp.	144,734	28,324,444	1.1%
United Parcel Service, Inc., Class B	235,754	42,390,927	1.6%
Waste Management, Inc.	122,177	20,287,491	0.8%
WW Grainger, Inc.	29,186	20,300,906	0.8%
Other Securities		118,077,196	4.4%

TOTAL INDUSTRIALS		378,539,549	14.4%

INFORMATION TECHNOLOGY — (28.2%)
Accenture PLC, Class A	138,718	38,881,268	1.5%
* Adobe, Inc.	63,123	23,832,720	0.9%
Apple, Inc.	779,238	132,221,274	5.0%
Applied Materials, Inc.	220,549	24,928,653	1.0%
Broadcom, Inc.	120,100	75,242,650	2.9%
International Business Machines Corp.	192,212	24,297,519	0.9%
KLA Corp.	44,582	17,232,726	0.7%
Lam Research Corp.	35,132	18,411,979	0.7%
Microsoft Corp.	455,923	140,086,901	5.3%
NVIDIA Corp.	64,376	17,863,696	0.7%
Oracle Corp.	745,382	70,602,583	2.7%
QUALCOMM, Inc.	345,514	40,356,035	1.5%
Texas Instruments, Inc.	226,497	37,870,298	1.4%
Other Securities		76,608,038	3.0%

TOTAL INFORMATION TECHNOLOGY		738,436,340	28.2%

MATERIALS — (0.9%)
Other Securities		22,491,694	0.9%

TOTAL COMMON STOCKS (Cost $1,399,895,743)		2,595,727,590	98.9%

TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	25,741,468	25,741,468	1.0%

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	13	148	0.0%

TOTAL INVESTMENTS — (100.0%) (Cost $1,425,637,359)		$2,621,469,206	99.9%

6

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

As of April 30, 2023, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	87	06/16/23	$17,356,536	$18,219,975	$863,439

Total Futures Contracts			$17,356,536	$18,219,975	$863,439

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$8,634,482	—	—	$8,634,482
Consumer Discretionary	402,097,812	$80,941	—	402,178,753
Consumer Staples	336,390,212	—	—	336,390,212
Energy	19,050,859	—	—	19,050,859
Financials	263,198,158	—	—	263,198,158
Health Care	426,807,543	—	—	426,807,543
Industrials	378,539,549	—	—	378,539,549
Information Technology	738,436,340	—	—	738,436,340
Materials	22,491,694	—	—	22,491,694
Temporary Cash Investments	25,741,468	—	—	25,741,468
Securities Lending Collateral	—	148	—	148
Futures Contracts**	863,439	—	—	863,439

TOTAL	$2,622,251,556	$81,089	—	$2,622,332,645

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

7

U.S. SMALL CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (85.8%)
COMMUNICATION SERVICES — (3.0%)
	Iridium Communications, Inc.	92,938	$5,898,775	0.7%
	Other Securities		24,274,370	2.8%

TOTAL COMMUNICATION SERVICES			30,173,145	3.5%

CONSUMER DISCRETIONARY — (14.2%)
	Brunswick Corp.	50,019	4,241,111	0.5%
#	H&R Block, Inc.	141,271	4,790,500	0.6%
	Installed Building Products, Inc.	34,225	4,253,141	0.5%
	Murphy USA, Inc.	21,233	5,843,959	0.7%
#*	SeaWorld Entertainment, Inc.	82,730	4,439,292	0.5%
*	Skyline Champion Corp.	55,715	4,132,382	0.5%
#	Texas Roadhouse, Inc.	43,898	4,855,997	0.6%
#	Wendy’s Co.	200,091	4,422,011	0.5%
	Other Securities		107,355,609	12.2%

TOTAL CONSUMER DISCRETIONARY			144,334,002	16.6%

CONSUMER STAPLES — (5.8%)
	Coca-Cola Consolidated, Inc.	7,412	4,369,078	0.5%
*	elf Beauty, Inc.	61,168	5,673,944	0.7%
#	Flowers Foods, Inc.	163,285	4,491,970	0.5%
	Inter Parfums, Inc.	33,118	5,026,981	0.6%
#	Lancaster Colony Corp.	21,652	4,527,866	0.5%
#*	Sprouts Farmers Market, Inc.	117,824	4,083,780	0.5%
	Other Securities		30,188,325	3.4%

TOTAL CONSUMER STAPLES			58,361,944	6.7%

ENERGY — (3.8%)
	Other Securities		38,004,855	4.4%

FINANCIALS — (6.9%)
	Evercore, Inc., Class A	36,114	4,119,524	0.5%
#	Kinsale Capital Group, Inc.	15,683	5,123,793	0.6%
	Primerica, Inc.	27,245	4,972,485	0.6%
	RLI Corp.	37,498	5,214,097	0.6%
	Other Securities		49,998,648	5.7%

TOTAL FINANCIALS			69,428,547	8.0%

HEALTH CARE — (9.3%)
#*	AMN Healthcare Services, Inc.	47,308	4,085,046	0.5%
*	CorVel Corp.	20,184	4,077,773	0.5%
#	Ensign Group, Inc.	47,396	4,601,678	0.5%
*	Lantheus Holdings, Inc.	52,771	4,509,282	0.5%
#*	Medpace Holdings, Inc.	28,687	5,741,416	0.7%
*	Merit Medical Systems, Inc.	51,387	4,177,249	0.5%
	Other Securities		67,094,219	7.6%

TOTAL HEALTH CARE			94,286,663	10.8%

8

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (23.8%)
	AAON, Inc.	51,440	$5,041,120	0.6%
*	Aerojet Rocketdyne Holdings, Inc.	74,930	4,226,801	0.5%
	Allison Transmission Holdings, Inc.	89,446	4,364,070	0.5%
	Applied Industrial Technologies, Inc.	33,123	4,493,466	0.5%
#*	Atkore, Inc.	52,786	6,668,455	0.8%
*	Casella Waste Systems, Inc., Class A	49,128	4,372,392	0.5%
*	Clean Harbors, Inc.	46,180	6,703,489	0.8%
	Comfort Systems USA, Inc.	35,901	5,366,841	0.6%
*	Evoqua Water Technologies Corp.	116,876	5,779,518	0.7%
*	ExlService Holdings, Inc.	32,295	5,760,782	0.7%
	Exponent, Inc.	49,829	4,586,759	0.5%
*	FTI Consulting, Inc.	23,399	4,223,520	0.5%
#*	Saia, Inc.	13,485	4,015,428	0.5%
	Science Applications International Corp.	41,000	4,183,230	0.5%
	Simpson Manufacturing Co., Inc.	38,678	4,864,919	0.6%
*	TriNet Group, Inc.	58,213	5,401,002	0.6%
	Other Securities		161,029,468	18.3%

TOTAL INDUSTRIALS			241,081,260	27.7%

INFORMATION TECHNOLOGY — (11.8%)
	Badger Meter, Inc.	35,327	4,674,822	0.5%
*	Cirrus Logic, Inc.	49,387	4,236,911	0.5%
*	Qualys, Inc.	38,512	4,349,545	0.5%
*	Rambus, Inc.	101,274	4,490,489	0.5%
	Other Securities		102,117,150	11.8%

TOTAL INFORMATION TECHNOLOGY			119,868,917	13.8%

MATERIALS — (6.4%)
#	Cabot Corp.	59,523	4,271,370	0.5%
	Eagle Materials, Inc.	33,514	4,967,110	0.6%
#	Graphic Packaging Holding Co.	249,088	6,142,510	0.7%
#	Louisiana-Pacific Corp.	95,154	5,684,500	0.7%
	Silgan Holdings, Inc.	96,364	4,746,891	0.5%
	Other Securities		39,449,403	4.5%

TOTAL MATERIALS			65,261,784	7.5%

REAL ESTATE — (0.3%)
	Other Securities		2,804,580	0.3%

UTILITIES — (0.5%)
	Other Securities		5,550,226	0.6%

TOTAL COMMON STOCKS			869,155,923	99.9%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
	Other Security		56,211	0.0%

TOTAL PREFERRED STOCKS			56,211	0.0%

TOTAL INVESTMENT SECURITIES (Cost $623,822,251)			869,212,134

9

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund, 4.760%	3,879,713	$3,879,713	0.4%

SECURITIES LENDING COLLATERAL — (13.8%)
@§ The DFA Short Term Investment Fund	12,108,694	140,061,258	16.1%

TOTAL INVESTMENTS—(100.0%) (Cost $767,749,849)		$1,013,153,105	116.4%

As of April 30, 2023, U.S. Small Cap Growth Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	2	06/16/23	$407,577	$418,850	$11,273

Total Futures Contracts			$407,577	$418,850	$11,273

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$30,173,145	—	—	$30,173,145
Consumer Discretionary	144,334,002	—	—	144,334,002
Consumer Staples	57,950,550	$411,394	—	58,361,944
Energy	38,004,855	—	—	38,004,855
Financials	69,428,547	—	—	69,428,547
Health Care	92,240,780	2,045,883	—	94,286,663
Industrials	241,081,260	—	—	241,081,260
Information Technology	119,868,917	—	—	119,868,917
Materials	65,261,784	—	—	65,261,784
Real Estate	2,804,580	—	—	2,804,580
Utilities	5,550,226	—	—	5,550,226
Preferred Stocks
Communication Services	56,211	—	—	56,211
Temporary Cash Investments	3,879,713	—	—	3,879,713
Securities Lending Collateral	—	140,061,258	—	140,061,258
Futures Contracts**	11,273	—	—	11,273

TOTAL	$870,645,843	$142,518,535	—	$1,013,164,378

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

10

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (90.0%)
AUSTRALIA — (6.2%)
BHP Group Ltd., Class DI	165,660	$4,916,370	0.8%
BHP Group Ltd., Class DI	71,676	2,110,108	0.3%
# BHP Group Ltd., Sponsored ADR	125,138	7,388,148	1.2%
Other Securities.		29,188,903	4.5%

TOTAL AUSTRALIA		43,603,529	6.8%

AUSTRIA — (0.2%)
Other Securities		1,233,219	0.2%

BELGIUM — (0.6%)
Other Securities		4,222,764	0.6%

CANADA — (9.0%)
Alimentation Couche-Tard, Inc.	65,533	3,270,725	0.5%
Canadian National Railway Co.	34,869	4,158,826	0.7%
Canadian Natural Resources Ltd.	84,127	5,129,223	0.8%
Constellation Software, Inc.	2,145	4,198,364	0.7%
Other Securities		46,627,890	7.2%

TOTAL CANADA		63,385,028	9.9%

DENMARK — (3.3%)
Novo Nordisk AS, Class B	131,950	21,950,456	3.4%
Other Security		1,108,414	0.2%

TOTAL DENMARK		23,058,870	3.6%

FINLAND — (1.0%)
Other Securities		7,441,338	1.2%

FRANCE — (10.4%)
# Airbus SE	60,661	8,494,644	1.3%
Hermes International	2,735	5,937,891	0.9%
Kering SA	8,939	5,724,238	0.9%
# L’Oreal SA	9,004	4,303,165	0.7%
# LVMH Moet Hennessy Louis Vuitton SE	25,417	24,448,133	3.8%
STMicroelectronics NV	65,906	2,819,266	0.4%
Thales SA	18,476	2,819,500	0.4%
Other Securities		18,771,684	3.0%

TOTAL FRANCE		73,318,521	11.4%

GERMANY — (7.1%)
Adidas AG	19,614	3,454,143	0.5%
Deutsche Post AG	103,523	4,979,413	0.8%
Deutsche Telekom AG	347,287	8,373,706	1.3%
Infineon Technologies AG	87,712	3,194,188	0.5%
RWE AG	117,626	5,515,041	0.9%
Siemens AG	34,634	5,708,802	0.9%
Other Securities		18,736,606	2.9%

TOTAL GERMANY		49,961,899	7.8%

11

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (1.8%)
AIA Group Ltd.	341,800	$3,721,201	0.6%
Hong Kong Exchanges & Clearing Ltd.	89,890	3,731,954	0.6%
Other Securities		5,557,526	0.8%

TOTAL HONG KONG		13,010,681	2.0%

IRELAND — (0.5%)
Other Securities		3,265,844	0.5%

ISRAEL — (0.5%)
Other Securities		3,250,614	0.5%

ITALY — (1.8%)
Enel SpA	463,513	3,166,774	0.5%
Other Securities		9,449,591	1.5%

TOTAL ITALY		12,616,365	2.0%

JAPAN — (17.9%)
Fast Retailing Co. Ltd.	15,000	3,552,025	0.6%
Hoya Corp.	29,300	3,072,251	0.5%
KDDI Corp.	199,200	6,218,652	1.0%
Nintendo Co. Ltd.	72,000	3,043,971	0.5%
Recruit Holdings Co. Ltd.	117,600	3,299,102	0.5%
Shin-Etsu Chemical Co. Ltd.	138,000	3,937,943	0.6%
Sony Group Corp.	126,900	11,481,113	1.8%
Tokyo Electron Ltd.	41,100	4,706,175	0.7%
Other Securities		87,520,877	13.5%

TOTAL JAPAN		126,832,109	19.7%

NETHERLANDS — (3.5%)
ASML Holding NV	3,091	1,961,587	0.3%
ASML Holding NV	26,912	17,139,176	2.7%
Wolters Kluwer NV	32,615	4,321,282	0.7%
Other Security		1,426,615	0.2%

TOTAL NETHERLANDS		24,848,660	3.9%

NEW ZEALAND — (0.2%)
Other Securities		1,734,772	0.3%

NORWAY — (0.7%)
Other Securities		4,905,853	0.8%

PORTUGAL — (0.1%)
Other Securities		509,521	0.1%

SINGAPORE — (0.9%)
DBS Group Holdings Ltd.	129,312	3,195,293	0.5%
Other Securities		3,569,939	0.5%

TOTAL SINGAPORE		6,765,232	1.0%

SPAIN — (2.2%)
Iberdrola SA	215,825	2,796,682	0.4%
Telefonica SA	816,599	3,709,147	0.6%

12

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$9,257,399	1.4%

TOTAL SPAIN		15,763,228	2.4%

SWEDEN — (2.4%)
Atlas Copco AB, Class A	253,368	3,664,746	0.6%
Other Securities		13,327,656	2.0%

TOTAL SWEDEN		16,992,402	2.6%

SWITZERLAND — (7.1%)
# Kuehne & Nagel International AG	13,818	4,093,664	0.6%
Nestle SA	91,738	11,769,028	1.8%
Roche Holding AG	2,118	716,734	0.1%
Roche Holding AG	54,937	17,202,980	2.7%
SGS SA	35,775	3,237,470	0.5%
Other Securities		13,206,604	2.1%

TOTAL SWITZERLAND		50,226,480	7.8%

UNITED KINGDOM — (11.8%)
Ashtead Group PLC	95,067	5,481,194	0.9%
AstraZeneca PLC, Sponsored ADR	65,292	4,780,680	0.7%
# Diageo PLC, Sponsored ADR	23,354	4,332,167	0.7%
Experian PLC	98,066	3,472,015	0.5%
GSK PLC, Sponsored ADR	131,363	4,732,987	0.7%
Imperial Brands PLC	213,938	5,295,839	0.8%
Rio Tinto PLC	86,642	5,508,037	0.9%
Rio Tinto PLC, Sponsored ADR	43,071	2,756,113	0.4%
Unilever PLC	712	39,646	0.0%
# Unilever PLC, Sponsored ADR	164,032	9,108,697	1.4%
Other Securities		38,181,294	6.0%

TOTAL UNITED KINGDOM		83,688,669	13.0%

UNITED STATES — (0.8%)
Ferguson PLC	20,620	2,913,647	0.5%
Other Security		2,653,190	0.4%

TOTAL UNITED STATES		5,566,837	0.9%

TOTAL COMMON STOCKS		636,202,435	99.0%

PREFERRED STOCKS — (0.3%)

GERMANY — (0.3%)
Other Securities		2,239,718	0.3%

TOTAL INVESTMENT SECURITIES (Cost $484,385,458)		638,442,153

		Value†

SECURITIES LENDING COLLATERAL — (9.7%)
@§ The DFA Short Term Investment Fund	5,917,986	68,453,339	10.6%

TOTAL INVESTMENTS—(100.0%) (Cost $552,830,559)		$706,895,492	109.9%

13

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,748,800	$35,854,729	—	$43,603,529
Austria	—	1,233,219	—	1,233,219
Belgium	155,409	4,067,355	—	4,222,764
Canada	63,385,028	—	—	63,385,028
Denmark	—	23,058,870	—	23,058,870
Finland	—	7,441,338	—	7,441,338
France	186,356	73,132,165	—	73,318,521
Germany	710,370	49,251,529	—	49,961,899
Hong Kong	—	13,010,681	—	13,010,681
Ireland	—	3,265,844	—	3,265,844
Israel	836,493	2,414,121	—	3,250,614
Italy	1,615,276	11,001,089	—	12,616,365
Japan	—	126,832,109	—	126,832,109
Netherlands	17,139,176	7,709,484	—	24,848,660
New Zealand	—	1,734,772	—	1,734,772
Norway	151,404	4,754,449	—	4,905,853
Portugal	—	509,521	—	509,521
Singapore	—	6,765,232	—	6,765,232
Spain	—	15,763,228	—	15,763,228
Sweden	—	16,992,402	—	16,992,402
Switzerland	537,519	49,688,961	—	50,226,480
United Kingdom	27,218,810	56,469,859	—	83,688,669
United States	2,653,190	2,913,647	—	5,566,837
Preferred Stocks
Germany	—	2,239,718	—	2,239,718
Securities Lending Collateral	—	68,453,339	—	68,453,339

TOTAL	$122,337,831	$584,557,661	—	$706,895,492

See accompanying Notes to Financial Statements.

14

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2023

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (95.4%)
	AUSTRALIA — (6.3%)
	Other Securities		$17,770,089	6.5%

	AUSTRIA — (1.4%)
	ANDRITZ AG	28,264	1,835,628	0.7%
	Wienerberger AG	31,802	958,027	0.3%
	Other Securities		1,119,972	0.4%

	TOTAL AUSTRIA		3,913,627	1.4%

	BELGIUM — (1.4%)
	Lotus Bakeries NV	126	870,029	0.3%
	Other Securities		3,165,407	1.2%

	TOTAL BELGIUM		4,035,436	1.5%

	CANADA — (10.8%)
*	Aritzia, Inc.	32,122	1,020,905	0.4%
*	ATS Corp.	27,628	1,184,363	0.4%
	Enerplus Corp.	75,981	1,136,676	0.4%
	Finning International, Inc.	49,721	1,288,485	0.5%
	Gibson Energy, Inc.	51,172	868,321	0.3%
	Parkland Corp.	50,753	1,196,855	0.4%
	PrairieSky Royalty Ltd.	60,896	960,960	0.4%
#	Premium Brands Holdings Corp.	12,536	941,091	0.3%
	Other Securities		22,133,236	8.1%

	TOTAL CANADA		30,730,892	11.2%

	DENMARK — (2.9%)
	ISS AS	51,446	1,075,618	0.4%
	Ringkjoebing Landbobank AS	6,363	894,952	0.3%
	Royal Unibrew AS	17,211	1,538,390	0.6%
	SimCorp AS	14,556	1,577,802	0.6%
	Other Securities		3,058,968	1.1%

	TOTAL DENMARK		8,145,730	3.0%

	FINLAND — (1.9%)
	Orion Oyj, Class B	29,702	1,395,195	0.5%
	Valmet Oyj	28,641	968,975	0.4%
	Other Securities		3,004,381	1.1%

	TOTAL FINLAND		5,368,551	2.0%

	FRANCE — (4.6%)
	Alten SA	9,179	1,560,503	0.6%
	Gaztransport Et Technigaz SA	8,197	876,597	0.3%
*	SOITEC	7,699	1,137,172	0.4%
	Sopra Steria Group SACA	5,081	1,099,851	0.4%
	SPIE SA	38,484	1,201,202	0.4%
Ω	Verallia SA	22,651	919,411	0.3%

15

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	FRANCE — (Continued)
	Other Securities		$6,093,936	2.3%

	TOTAL FRANCE		12,888,672	4.7%

	GERMANY — (6.6%)
	Bechtle AG	22,343	1,039,155	0.4%
*	CTS Eventim AG & Co. KGaA	16,943	1,116,293	0.4%
	GEA Group AG	18,828	885,535	0.3%
#*	HelloFresh SE	34,432	924,573	0.3%
	HUGO BOSS AG	16,811	1,267,407	0.5%
	Other Securities		13,331,475	4.9%

	TOTAL GERMANY		18,564,438	6.8%

	HONG KONG — (2.2%)
*Ω	Samsonite International SA	307,800	975,370	0.4%
	Other Securities		5,222,831	1.9%

	TOTAL HONG KONG		6,198,201	2.3%

	IRELAND — (0.3%)
	Other Securities		933,054	0.3%

	ISRAEL — (0.9%)
	Other Securities		2,610,283	0.9%

	ITALY — (3.8%)
	Brunello Cucinelli SpA	11,735	1,123,654	0.4%
	Interpump Group SpA	18,929	1,056,422	0.4%
	Other Securities		8,582,794	3.1%

	TOTAL ITALY		10,762,870	3.9%

	JAPAN — (22.5%)
	Other Securities		63,812,162	23.3%

	NETHERLANDS — (2.2%)
	Arcadis NV	27,432	1,133,187	0.4%
#	BE Semiconductor Industries NV	19,776	1,780,109	0.7%
	Other Securities		3,439,224	1.2%

	TOTAL NETHERLANDS		6,352,520	2.3%

	NEW ZEALAND — (0.4%)
	Other Securities		1,222,156	0.4%

	NORWAY — (1.2%)
	Other Securities		3,452,364	1.3%

	PORTUGAL — (0.3%)
	Other Securities		860,150	0.3%

	SINGAPORE — (0.9%)
	Other Securities		2,541,718	0.9%

	SPAIN — (2.1%)
	Other Securities		5,999,479	2.2%

16

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	SWEDEN — (2.3%)
	Other Securities		$6,590,015	2.4%

	SWITZERLAND — (8.0%)
	Belimo Holding AG	3,447	1,663,621	0.6%
*	Dufry AG	23,523	1,087,450	0.4%
Ω	Galenica AG	14,402	1,290,690	0.5%
	Georg Fischer AG	27,232	1,985,754	0.7%
	Siegfried Holding AG	1,437	1,107,508	0.4%
	Temenos AG	21,904	1,845,053	0.7%
Ω	VAT Group AG	5,889	2,077,577	0.8%
	Other Securities		11,761,826	4.2%

	TOTAL SWITZERLAND		22,819,479	8.3%

	UNITED KINGDOM — (12.4%)
	Britvic PLC	88,023	1,011,963	0.4%
	Diploma PLC	31,953	1,082,784	0.4%
	Games Workshop Group PLC	8,702	1,086,166	0.4%
	Greggs PLC	33,984	1,206,973	0.4%
	IMI PLC	47,786	958,771	0.4%
	Inchcape PLC	109,083	1,110,515	0.4%
*	Indivior PLC	47,014	902,371	0.3%
	Man Group PLC	351,183	1,004,372	0.4%
	Rotork PLC	221,063	911,064	0.3%
	Tate & Lyle PLC	87,137	893,489	0.3%
	Other Securities		24,979,494	9.1%

	TOTAL UNITED KINGDOM		35,147,962	12.8%

	TOTAL COMMON STOCKS		270,719,848	98.7%

	PREFERRED STOCKS — (0.4%)

	GERMANY — (0.4%)
	Other Securities		1,094,995	0.4%

	RIGHTS/WARRANTS — (0.0%)

	AUSTRALIA — (0.0%)
	Other Security		417	0.0%

	TOTAL INVESTMENT SECURITIES (Cost $256,897,294)		271,815,260

			Value†
	SECURITIES LENDING COLLATERAL — (4.2%)
@§	The DFA Short Term Investment Fund	1,038,857	12,016,462	4.4%

	TOTAL INVESTMENTS—(100.0%) (Cost $268,912,196)		$283,831,722	103.5%

17

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

As of April 30, 2023, International Small Cap Growth Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	2	06/16/23	$415,342	$418,850	$3,508

Total Futures Contracts			$415,342	$418,850	$3,508

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$147,727	$17,587,080	$35,282	$17,770,089
Austria	—	3,913,627	—	3,913,627
Belgium	—	4,035,436	—	4,035,436
Canada	30,530,148	200,744	—	30,730,892
Denmark	—	8,145,730	—	8,145,730
Finland	—	5,368,551	—	5,368,551
France	—	12,888,672	—	12,888,672
Germany	63,103	18,501,335	—	18,564,438
Hong Kong	—	6,198,201	—	6,198,201
Ireland	—	933,054	—	933,054
Israel	211,806	2,398,477	—	2,610,283
Italy	—	10,762,870	—	10,762,870
Japan	—	63,812,162	—	63,812,162
Netherlands	—	6,352,520	—	6,352,520
New Zealand	—	1,222,156	—	1,222,156
Norway	—	3,452,364	—	3,452,364
Portugal	—	860,150	—	860,150
Singapore	—	2,517,915	23,803	2,541,718
Spain	—	5,999,479	—	5,999,479
Sweden	—	6,590,015	—	6,590,015
Switzerland	—	22,819,479	—	22,819,479
United Kingdom	—	35,147,962	—	35,147,962
Preferred Stocks
Germany	—	1,094,995	—	1,094,995
Rights/Warrants
Australia	—	417	—	417
Securities Lending Collateral	—	12,016,462	—	12,016,462
Futures Contracts**	3,508	—	—	3,508

TOTAL	$30,956,292	$252,819,853	$59,085^	$283,835,230

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

18

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Large Cap Growth Portfolio*	U.S. Small Cap Growth Portfolio*	International Large Cap Growth Portfolio*	International Small Cap Growth Portfolio*
ASSETS:
Investment Securities at Value (including $0, $152,476, $66,995 and $16,070 of securities on loan, respectively)	$2,595,728	$869,212	$638,442	$271,815
Temporary Cash Investments at Value & Cost	25,741	3,880	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $140,048, $68,445 and $12,015, respectively)	—	140,061	68,453	12,016
Segregated Cash for Futures Contracts	974	—	—	22
Foreign Currencies at Value	—	—	1,846	757
Cash	—	15	967	161
Receivables:
Investment Securities Sold	144	918	10	130
Dividends and Interest	2,521	163	2,846	1,526
Securities Lending Income	—	19	16	31
Fund Shares Sold	3,012	585	333	71
Futures Margin Variation	151	11	—	3
Unrealized Gain on Foreign Currency Contracts	—	—	2	—
Prepaid Expenses and Other Assets	49	24	26	16

Total Assets	2,628,320	1,014,888	712,941	286,548

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	140,074	68,456	12,027
Investment Securities Purchased	3,068	3,628	930	96
Fund Shares Redeemed	1,597	504	416	119
Due to Advisor	319	200	121	101
Accrued Expenses and Other Liabilities	129	58	81	83

Total Liabilities	5,113	144,464	70,004	12,426

NET ASSETS	$2,623,207	$870,424	$642,937	$274,122

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $2,623,207; $870,424; $642,937 and $274,122 and shares outstanding of 95,901,953, 38,956,165, 42,054,498 and 18,616,030, respectively	$27.35	$22.34	$15.29	$14.73

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

Investment Securities at Cost	$1,399,896	$623,822	$484,385	$256,897

Foreign Currencies at Cost	$—	$—	$1,844	$756

NET ASSETS CONSIST OF:
Paid-In Capital	$1,384,847	$617,905	$521,502	$267,411
Total Distributable Earnings (Loss)	1,238,360	252,519	121,435	6,711

NET ASSETS	$2,623,207	$870,424	$642,937	$274,122

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

19

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	U.S. Large Cap Growth Portfolio#	U.S. Small Cap Growth Portfolio#	International Large Cap Growth Portfolio#	International Small Cap Growth Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $2, $9, $775 and $328, respectively)	$21,978	$5,394	$7,657	$3,049
Income from Securities Lending	2	97	90	175

Total Investment Income	21,980	5,491	7,747	3,224

Fund Expenses
Investment Management Fees	1,834	1,189	685	513
Accounting & Transfer Agent Fees	218	76	59	24
Custodian Fees	13	13	34	42
Filing Fees	36	19	26	11
Shareholders’ Reports	41	25	21	13
Directors’/Trustees’ Fees & Expenses	10	3	3	1
Professional Fees	14	5	3	2
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	71
Other	30	12	11	8

Total Fund Expenses	2,196	1,342	842	685

Fees Paid Indirectly (Note C)	—	—	15	3

Net Expenses	2,196	1,342	827	682

Net Investment Income (Loss)	19,784	4,149	6,920	2,542

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	38,663	5,901	1,533	(4,674)
Affiliated Investment Companies Shares Sold	—	(7)	—	—
Futures	(1,100)	(6)	48	(51)
Foreign Currency Transactions	—	—	123	32
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	177,752	25,067	108,743	45,644
Affiliated Investment Companies Shares	1	32	21	7
Futures	1,583	11	—	4
Translation of Foreign Currency-Denominated Amounts	—	—	125	33

Net Realized and Unrealized Gain (Loss)	216,899	30,998	110,593	40,995

Net Increase (Decrease) in Net Assets Resulting from Operations	$236,683	$35,147	$117,513	$43,537

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

20

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Cap Growth Portfolio		U.S. Small Cap Growth Portfolio		International Large Cap Growth Portfolio		International Small Cap Growth Portfolio
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$19,784	$36,505	$4,149	$6,274	$6,920	$15,059	$2,542	$6,030
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	38,663	175,066	5,901	28,764	1,533	(8,370)	(4,674)	(4,659)
Affiliated Investment Companies Shares Sold	—	—	(7)	(7)	—	(5)	—	(8)
Futures	(1,100)	(2,306)	(6)	28	48	(113)	(51)	187
Foreign Currency Transactions	—	—	—	—	123	(232)	32	(402)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	177,752	(527,315)	25,067	(164,632)	108,743	(182,129)	45,644	(119,687)
Affiliated Investment Companies Shares	1	(1)	32	(22)	21	(17)	7	(7)
Futures	1,583	(1,201)	11	—	—	—	4	—
Translation of Foreign Currency-Denominated Amounts.	—	—	—	—	125	(121)	33	(40)

Net Increase (Decrease) in Net Assets Resulting from Operations	236,683	(319,252)	35,147	(129,595)	117,513	(175,928)	43,537	(118,586)

Distributions:
Institutional Class Shares.	(170,361)	(214,344)	(29,672)	(73,212)	(4,355)	(14,738)	(1,518)	(21,988)
Capital Share Transactions (1):
Shares Issued	307,980	492,119	87,049	222,618	48,632	210,385	20,594	168,797
Shares Issued in Lieu of Cash Distributions	168,630	213,154	29,199	72,506	4,343	14,708	1,494	21,677
Shares Redeemed	(275,039)	(758,820)	(80,316)	(247,929)	(46,104)	(173,920)	(28,108)	(79,244)

Net Increase (Decrease) from Capital Share Transactions	201,571	(53,547)	35,932	47,195	6,871	51,173	(6,020)	111,230

Total Increase (Decrease) in Net Assets	267,893	(587,143)	41,407	(155,612)	120,029	(139,493)	35,999	(29,344)
Net Assets
Beginning of Period	2,355,314	2,942,457	829,017	984,629	522,908	662,401	238,123	267,467

End of Period	$2,623,207	$2,355,314	$870,424	$829,017	$642,937	$522,908	$274,122	$238,123

(1) Shares Issued and Redeemed:
Shares Issued	11,630	17,487	3,909	9,715	3,393	14,773	1,469	9,552
Shares Issued in Lieu of Cash Distributions	6,343	6,764	1,332	2,809	295	1,071	106	1,282
Shares Redeemed	(10,335)	(25,861)	(3,613)	(10,393)	(3,232)	(12,414)	(2,001)	(5,137)

Net Increase (Decrease) from Shares Issued and Redeemed	7,638	(1,610)	1,628	2,131	456	3,430	(426)	5,697

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2023 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

21

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Growth Portfolio							U.S. Small Cap Growth Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$26.68		$32.74	$24.35	$22.13	$19.78	$18.22	$22.21		$27.98	$18.67	$18.50	$18.19	$18.25

Income from Investment Operations (A)
Net Investment Income (Loss)	0.21		0.41	0.40	0.39	0.38	0.37	0.11		0.17	0.16	0.12	0.15	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	2.39		(4.02)	8.37	2.41	2.81	1.59	0.81		(3.83)	9.30	0.27	1.00	0.12

Total from Investment Operations	2.60		(3.61)	8.77	2.80	3.19	1.96	0.92		(3.66)	9.46	0.39	1.15	0.27

Less Distributions:
Net Investment Income	(0.18)		(0.38)	(0.38)	(0.38)	(0.35)	(0.35)	(0.10)		(0.17)	(0.15)	(0.12)	(0.15)	(0.15)
Net Realized Gains	(1.75)		(2.07)	—	(0.20)	(0.49)	(0.05)	(0.69)		(1.94)	—	(0.10)	(0.69)	(0.18)

Total Distributions	(1.93)		(2.45)	(0.38)	(0.58)	(0.84)	(0.40)	(0.79)		(2.11)	(0.15)	(0.22)	(0.84)	(0.33)

Net Asset Value, End of Period	$27.35		$26.68	$32.74	$24.35	$22.13	$19.78	$22.34		$22.21	$27.98	$18.67	$18.50	$18.19

Total Return	9.97	%(B)	(12.12%)	36.20%	12.89%	16.87%	10.72%	4.23	%(B)	(14.10%)	50.76%	2.23%	7.04%	1.43%

Net Assets, End of Period (thousands)	$2,623,207		$2,355,314	$2,942,457	$2,393,740	$2,196,279	$1,961,442	$870,424		$829,017	$984,629	$694,814	$621,629	$591,766
Ratio of Expenses to Average Net Assets	0.18	%(C)	0.18%	0.18%	0.19%	0.20%	0.19%	0.32	%(C)	0.33%	0.37%	0.38%	0.39%	0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.18	%(C)	0.18%	0.18%	0.19%	0.20%	0.19%	0.32	%(C)	0.33%	0.37%	0.38%	0.39%	0.38%
Ratio of Net Investment Income to Average Net Assets	1.62	%(C)	1.43%	1.35%	1.69%	1.83%	1.83%	0.98	%(C)	0.74%	0.64%	0.68%	0.84%	0.78%
Portfolio Turnover Rate	7	%(B)	13%	11%	20%	11%	19%	11	%(B)	30%	29%	32%	24%	23%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

22

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International Large Cap Growth Portfolio							International Small Cap Growth Portfolio
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$12.57		$17.35	$13.40	$13.30	$11.83	$13.00	$12.50		$20.04	$14.79	$14.23	$13.92	$15.83

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.38	0.31	0.23	0.30	0.30	0.14		0.33	0.27	0.19	0.30	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	2.65		(4.80)	3.93	0.09	1.46	(1.18)	2.17		(6.67)	5.23	0.62	0.69	(1.53)

Total from Investment Operations	2.82		(4.42)	4.24	0.32	1.76	(0.88)	2.31		(6.34)	5.50	0.81	0.99	(1.20)

Less Distributions:
Net Investment Income	(0.10)		(0.36)	(0.29)	(0.22)	(0.29)	(0.29)	(0.08)		(0.29)	(0.25)	(0.18)	(0.28)	(0.32)
Net Realized Gains	—		—	—	—	—	—	—		(0.91)	—	(0.07)	(0.40)	(0.39)

Total Distributions	(0.10)		(0.36)	(0.29)	(0.22)	(0.29)	(0.29)	(0.08)		(1.20)	(0.25)	(0.25)	(0.68)	(0.71)

Net Asset Value, End of Period	$15.29		$12.57	$17.35	$13.40	$13.30	$11.83	$14.73		$12.50	$20.04	$14.79	$14.23	$13.92

Total Return	22.50	%(B)	(25.63%)	31.77%	2.50%	15.01%	(6.92%)	18.52	%(B)	(33.14%)	37.31%	5.75%	7.64%	(8.00%)

Net Assets, End of Period (thousands)	$642,937		$522,908	$662,401	$523,019	$414,117	$312,302	$274,122		$238,123	$267,467	$215,690	$206,913	$182,527
Ratio of Expenses to Average Net Assets	0.28	%(C)	0.29%	0.30%	0.29%	0.29%	0.30%	0.52	%(C)	0.53%	0.55%	0.55%	0.54%	0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.28	%(C)	0.29%	0.30%	0.30%	0.33%	0.30%	0.52	%(C)	0.53%	0.56%	0.58%	0.61%	0.57%
Ratio of Net Investment Income to Average Net Assets	2.32	%(C)	2.55%	1.86%	1.78%	2.39%	2.30%	1.93	%(C)	2.10%	1.45%	1.35%	2.21%	2.08%
Portfolio Turnover Rate	6	%(B)	17%	14%	17%	20%	19%	10	%(B)	32%	24%	34%	35%	30%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

23

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund offers one hundred and two operational portfolios, four of which, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio (the “Domestic Equity Portfolios”) and International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing

24

is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio,

25

DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

For the six months ended April 30, 2023, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Large Cap Growth Portfolio	0.15%
U.S. Small Cap Growth Portfolio	0.28%
International Large Cap Growth Portfolio	0.23%
International Small Cap Growth Portfolio	0.39%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”) for the Portfolios, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) and its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed below as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). The

26

Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2024, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

During the six months ended April 30, 2023, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2023 and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2023 are also reflected below (amounts in thousands). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Cap Growth Portfolio	0.20%	—	—	—
U.S. Small Cap Growth Portfolio	0.40%	—	—	—
International Large Cap Growth Portfolio	0.30%	—	—	—
International Small Cap Growth Portfolio (1)	0.52%	$71	—	$20

(1)	Prior to February 28, 2022, the Expense Limitation Amount for International Small Cap Growth Portfolio was 0.55%.

Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
International Large Cap Growth Portfolio	$15
International Small Cap Growth Portfolio	3

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amount paid by the Fund to the CCO was $73 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

U.S. Large Cap Growth Portfolio	$3
U.S. Small Cap Growth Portfolio	1
International Large Cap Growth Portfolio	1
International Small Cap Growth Portfolio	—

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E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Large Cap Growth Portfolio	—	—	$231,199	$182,078
U.S. Small Cap Growth Portfolio	—	—	112,322	98,788
International Large Cap Growth Portfolio	—	—	47,145	37,091
International Small Cap Growth Portfolio	—	—	26,012	30,622

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
U.S. Large Cap Growth Portfolio
The DFA Short Term Investment Fund	$4,051	$32,439	$36,491	—	$1	—	—	$37	—

Total	$4,051	$32,439	$36,491	—	$1	—	—	$37	—

U.S. Small Cap Growth Portfolio
The DFA Short Term Investment Fund	$49,339	$397,632	$306,935	$(7)	$32	$140,061	12,109	$1,853	—

Total	$49,339	$397,632	$306,935	$(7)	$32	$140,061	12,109	$1,853	—

International Large Cap Growth Portfolio
The DFA Short Term Investment Fund	$30,397	$160,318	$122,283	—	$21	$68,453	5,918	$611	—

Total	$30,397	$160,318	$122,283	—	$21	$68,453	5,918	$611	—

International Small Cap Growth Portfolio
The DFA Short Term Investment Fund	$14,101	$28,020	$30,112	—	$7	$12,016	1,039	$258	—

Total	$14,101	$28,020	$30,112	—	$7	$12,016	1,039	$258	—

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F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Large Cap Growth Portfolio
2021	$35,282	—	—	$35,282
2022	33,452	$180,892	—	214,344
U.S. Small Cap Growth Portfolio
2021	5,339	—	—	5,339
2022	9,615	63,597	—	73,212
International Large Cap Growth Portfolio
2021	11,245	—	—	11,245
2022	14,738	—	—	14,738
International Small Cap Growth Portfolio
2021	3,390	—	—	3,390
2022	7,633	14,355	—	21,988

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Cap Growth Portfolio	$(3,021)	$(17,601)	$(20,622)
U.S. Small Cap Growth Portfolio	—	(3,196)	(3,196)
International Large Cap Growth Portfolio	(582)	—	(582)
International Small Cap Growth Portfolio	(273)	—	(273)

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As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Cap Growth Portfolio	—	$153,940	—	$1,018,097	$1,172,037
U.S. Small Cap Growth Portfolio	—	25,701	—	221,342	247,043
International Large Cap Growth Portfolio	$464	—	$(37,276)	45,088	8,276
International Small Cap Growth Portfolio	771	—	(4,516)	(31,564)	(35,309)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
International Large Cap Growth Portfolio	$37,276	$37,276
International Small Cap Growth Portfolio	4,516	4,516

During the year ended October 31, 2022, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Cap Growth Portfolio	$1,425,619	$1,219,589	$(23,757)	$1,195,832
U.S. Small Cap Growth Portfolio	766,712	273,335	(27,931)	245,404
International Large Cap Growth Portfolio	552,939	172,896	(18,831)	154,065
International Small Cap Growth Portfolio	269,700	43,085	(28,166)	14,919

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio’s tax positions and has concluded that no additional provision for income tax is required in any Portfolio’s financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the International Equity Portfolios may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Futures Contracts: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2023 was as follows (amounts in thousands):

Futures*
U.S. Large Cap Growth Portfolio	$17,192
U.S. Small Cap Growth Portfolio	115
International Large Cap Growth Portfolio	441
International Small Cap Growth Portfolio	559

*	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2023	Equity Contracts *,(1)
U.S. Large Cap Growth Portfolio	$863	$863
U.S. Small Cap Growth Portfolio	11	11
International Small Cap Growth Portfolio	4	4

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(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
U.S. Large Cap Growth Portfolio	$(1,100)	$(1,100)
U.S. Small Cap Growth Portfolio	(6)	(6)
International Large Cap Growth Portfolio	48	48 *
International Small Cap Growth Portfolio	(51)	(51)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
U.S. Large Cap Growth Portfolio	$1,583	$1,583
U.S. Small Cap Growth Portfolio	11	11
International Small Cap Growth Portfolio	4	4

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2023, there were no futures contracts outstanding. During the six months ended April 30, 2023, the Portfolio had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

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For the six months ended April 30, 2023, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2023
U.S. Small Cap Growth Portfolio	5.08%	$349	7	—	$583	—
International Large Cap Growth Portfolio	4.72%	282	11	—	1,084	—
International Small Cap Growth Portfolio	5.04%	275	31	$1	1,192	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2023.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2023, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2023, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Growth Portfolio	$51,772	$17,924	$8,591
U.S. Small Cap Growth Portfolio	17,081	22,173	(2,954)
International Large Cap Growth Portfolio	15,105	13,587	(1,034)
International Small Cap Growth Portfolio	6,779	6,130	(688)

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J. Securities Lending:

As of April 30, 2023, the following Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. Additionally, the following Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Small Cap Growth Portfolio	$15,584
International Large Cap Growth Portfolio	1,363
International Small Cap Growth Portfolio	5,403

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio with securities on loan’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, a Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Small Cap Growth Portfolio Common Stocks	$140,074	—	—	—	$140,074
Securities Lending Transactions
International Large Cap Growth Portfolio Common Stocks	68,456	—	—	—	$68,456
International Small Cap Growth Portfolio Common Stocks	12,027	—	—	—	12,027

34

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

M. Other:

As of April 30, 2023, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Cap Growth Portfolio	4	82%
U.S. Small Cap Growth Portfolio	4	80%
International Large Cap Growth Portfolio	3	86%
International Small Cap Growth Portfolio	4	88%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

35

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

36

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

37

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 23-24, 2023, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of sanctions regimes adopted by various government and regulatory bodies on Russian securities in response to the Russia-Ukraine conflict and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

38

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

39

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 19-20, 2022 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2022, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

40

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

41

DFA043023-011S 00286347

Semi-Annual Report

Six Months Ended: April 30, 2023 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional Retirement Income Fund

June 2023

Dear Shareholder,

Dimensional has a long history of putting financial science to work for investors around the world. We believe in the power of markets. We focus on the drivers of higher expected returns. We add value through implementation. And we’re committed to delivering an exceptional client experience to help investors pursue their goals.

We’ve been innovating on behalf of investors since 1981. We start with what clients are looking for and then determine how best to deliver flexible, low-cost, diversified strategies to meet those needs. Our ability to capture long-term premiums has led Dimensional to outperform benchmarks and peers over long periods of time and across strategies.

Whether you’re investing through mutual funds or ETFs, we believe investors can have a successful investment experience without having to outguess the market. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICE

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Footnotes

†	See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.

(B)	Non-Annualized

(C)	Represents the combined ratios for the Portfolio and its pro-rata share of its Underlying Funds.

(D)	Annualized

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.

SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2023

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/22	04/30/23	Ratio (1)	Period (1)
Dimensional Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,054.40	0.19%	$0.97
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.19%	$0.95

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

FUND OF FUNDS

Affiliated Investment Companies
Dimensional Retirement Income Fund	100.0%

3

DIMENSIONAL RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	3,331,930	$37,484,218
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	2,467,180	24,992,528
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	188,050	5,348,136
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	168,411	5,323,483
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	94,233	2,410,477
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	66,662	1,415,902
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	81,288	1,206,320

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $78,114,351)		$78,181,064

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 4.760% (Cost $34,172)	34,172	34,172

TOTAL INVESTMENTS — (100.0%) (Cost $78,148,523)		$78,215,236

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$78,181,064	—	—	$78,181,064
Temporary Cash Investments	34,172	—	—	34,172

TOTAL	$78,215,236	—	—	$78,215,236

See accompanying Notes to Financial Statements.

4

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

Dimensional
Retirement
Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$78,181
Temporary Cash Investments at Value & Cost	34
Receivables:
Fund Shares Sold	3
Due from Advisor	2
Prepaid Expenses and Other Assets	12

Total Assets	78,232

LIABILITIES:
Payables:
Fund Shares Redeemed	720
Accrued Expenses and Other Liabilities	9

Total Liabilities	729

NET ASSETS	$77,503

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	7,027,914

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.03

Investments in Affiliated Investment Companies at Cost	$78,114

NET ASSETS CONSIST OF:
Paid-In Capital	$80,459
Total Distributable Earnings (Loss)	(2,956)

NET ASSETS	$77,503

(1) NUMBER OF SHARES AUTHORIZED	800,000,000

+	See Note C to the Financial Statements for additional information about the Due from Advisor receivable.

See accompanying Notes to Financial Statements.

5

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

Dimensional
Retirement
Income Fund
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0)	$1

Income Distributions Received from Affiliated Investment Companies	673

Total Investment Income	674

Expenses
Accounting & Transfer Agent Fees	9
Custodian Fees	1
Filing Fees	15
Shareholders’ Reports	7
Other	3

Total Expenses	35

Fees Waived, Expenses Reimbursed by Advisor (Note C)	11

Net Expenses	24

Net Investment Income (Loss)	650

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	375
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(2,294)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	5,608

Net Realized and Unrealized Gain (Loss)	3,689

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,339

See accompanying Notes to Financial Statements.

6

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional
	Retirement
	Income Fund
	Six Months	Year
	Ended	Ended
	Apr 30,	Oct 31,
	2023	2022
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$650	$3,664
Capital Gain Distributions Received from Affiliated Investment Companies	375	424
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(2,294)	(884)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	5,608	(11,727)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,339	(8,523)

Distributions:
Institutional Class Shares	(846)	(3,760)
Capital Share Transactions (1):
Shares Issued	9,886	46,329
Shares Issued in Lieu of Cash Distributions	846	3,760
Shares Redeemed	(24,605)	(22,309)

Net Increase (Decrease) from Capital Share Transactions	(13,873)	27,780

Total Increase (Decrease) in Net Assets	(10,380)	15,497
Net Assets
Beginning of Period	87,883	72,386

End of Period	$77,503	$87,883

(1) Shares Issued and Redeemed:
Shares Issued	921	4,026
Shares Issued in Lieu of Cash Distributions	78	342
Shares Redeemed	(2,284)	(1,966)

Net Increase (Decrease) from Shares Issued and Redeemed	(1,285)	2,402

See accompanying Notes to Financial Statements.

7

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional Retirement Income Fund
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022	2021	2020	2019	2018
	(Unaudited)
Net Asset Value, Beginning of Period	$10.57		$12.24	$11.36	$10.83	$10.27	$10.59

Income from Investment Operations (A)
Net Investment Income (Loss)	0.09		0.51	0.31	0.13	0.22	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	0.48		(1.67)	0.89	0.53	0.57	(0.27)

Total from Investment Operations	0.57		(1.16)	1.20	0.66	0.79	(0.02)

Less Distributions:
Net Investment Income	(0.08)		(0.48)	(0.28)	(0.12)	(0.22)	(0.28)
Net Realized Gains	(0.03)		(0.03)	(0.04)	(0.01)	(0.01)	(0.02)

Total Distributions	(0.11)		(0.51)	(0.32)	(0.13)	(0.23)	(0.30)

Net Asset Value, End of Period	$11.03		$10.57	$12.24	$11.36	$10.83	$10.27

Total Return	5.44	%(B)	(9.59%)	10.60%	6.19%	7.72%	(0.23%)

Net Assets, End of Period (thousands)	$77,503		$87,883	$72,386	$34,812	$19,602	$16,007
Ratio of Expenses to Average Net Assets *(C)	0.19	%(D)	0.19%	0.20%	0.22%	0.22%	0.21%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.22	%(D)	0.19%	0.25%	0.46%	0.57%	0.42%
Ratio of Net Investment Income to Average Net Assets	1.62	%(D)	4.43%	2.59%	1.14%	2.07%	2.38%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.13	%(D)	0.13%	0.14%	0.16%	0.16%	0.15%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

8

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, one of which, the Dimensional Retirement Income Fund (the “Portfolio”), is included in this report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio achieves its investment objective by investing substantially all of its assets in other series of the Fund and Dimensional Investment Group Inc. (“DIG”) (collectively, the “Underlying Funds”). The Portfolio may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Fund shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of April 30, 2023, the Portfolio was the owner of record of less than 1% of the total outstanding shares of each Underlying Fund listed on the Schedule of Investments.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•

Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund and money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A valuation hierarchy is included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

9

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from investments in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

For the six months ended April 30, 2023, the Portfolio did not pay a management fee to the Advisor for the services provided by the Advisor to the Portfolio. As a shareholder of the Underlying Funds, the Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

Effective February 28, 2019, pursuant to an Expense Assumption Agreement (the “Expense Assumption Agreement”) for the Portfolio, the Advisor has contractually agreed to assume the ordinary operating expenses of the Institutional Class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to 0.06% of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2024, and may only be terminated by the Fund’s Board of Directors prior to that date. The Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The net amount of expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2023, are reflected below (amounts in thousands). Prior to February 28, 2019, pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor had contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the Expense Limitation Amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of the Institutional Class of the Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was

10

in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolio, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Previously
		Recovery		Waived Fees/
	Expense	of Previously	Waived Fees/	Expenses Assumed
	Limitation	Waived Fees/	Expenses	Subject to Future
Institutional Class Shares	Amount	Expenses Assumed	Assumed	Recovery
Dimensional Retirement Income Fund	0.06%	—	$11	$74

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amount paid by the Fund to the CCO was $73 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

Dimensional Retirement Income Fund	—

E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Portfolio’s transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2022	at Cost	from Sales	on Sales	Depreciation	April 30, 2023	April 30, 2023	Income	Distributions
Dimensional Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$42,184	$2,297	$8,597	$(1,832)	$3,433	$37,485	3,332	$293	—
DFA One-Year Fixed Income Portfolio	28,059	1,870	5,244	(128)	436	24,993	2,467	263	—
U.S. Large Company Portfolio	6,298	1,029	2,185	(124)	330	5,348	188	39	$242
U.S. Core Equity 1 Portfolio	6,302	996	2,176	(40)	241	5,323	168	39	133
Large Cap International Portfolio	2,492	378	957	(56)	553	2,410	94	18	—
Emerging Markets Core Equity Portfolio	1,474	252	562	(85)	337	1,416	67	14	—
International Core Equity Portfolio	1,233	173	449	(29)	278	1,206	81	7	—

Total	$88,042	$6,995	$20,170	$(2,294)	$5,608	$78,181	6,397	$673	$375

11

F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022 can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term	Tax Exempt
	Capital Gains	Capital Gains	Income	Total
Dimensional Retirement Income Fund
2021	$1,429	$118	—	$1,547
2022	3,580	180	—	3,760

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
Dimensional Retirement Income Fund	$(109)	$(85)	$(194)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
Dimensional Retirement Income Fund	—	$252	—	$(6,701)	$(6,449)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains.

12

During the year ended October 31, 2022, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Dimensional Retirement Income Fund	$79,308	$2,906	$(2,840)	$66

The difference between GAAP-basis and tax-basis unrealized appreciation (depreciation) can occur as a result of wash sales and other book to tax differences.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

For the six months ended April 30, 2023, borrowings by the following Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2023
Dimensional Retirement Income Fund	5.08%	$343	49	$2	$881	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023, that the Portfolio’s available line of credit was used.

13

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2023.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

J. Other:

As of April 30, 2023, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
Dimensional Retirement Income Fund	4	88%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

14

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

15

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve month period beginning July 1st and ending June 30th.

16

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 23-24, 2023, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of sanctions regimes adopted by various government and regulatory bodies on Russian securities in response to the Russia-Ukraine conflict and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

17

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

18

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

At the Board meeting held on December 19-20, 2022 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreement (the “Management Agreement”) for the portfolio (the “Fund”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreement. At a Board meeting held on October 31, 2022, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreement. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; and (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Broadridge Reports, which compared the performance of the Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering the Fund’s investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of the Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

19

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

CONTINUED

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for the Fund was in the best interests of the Fund and its shareholders.

20

DFA043023-015S 00286350

Semi-Annual Report

Six Months Ended: April 30, 2023 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional 2025 Target Date Retirement Income Fund

Dimensional 2030 Target Date Retirement Income Fund

Dimensional 2035 Target Date Retirement Income Fund

Dimensional 2040 Target Date Retirement Income Fund

Dimensional 2045 Target Date Retirement Income Fund

Dimensional 2050 Target Date Retirement Income Fund

Dimensional 2055 Target Date Retirement Income Fund

Dimensional 2060 Target Date Retirement Income Fund

Dimensional 2065 Target Date Retirement Income Fund

June 2023

Dear Shareholder,

Dimensional has a long history of putting financial science to work for investors around the world. We believe in the power of markets. We focus on the drivers of higher expected returns. We add value through implementation. And we’re committed to delivering an exceptional client experience to help investors pursue their goals.

We’ve been innovating on behalf of investors since 1981. We start with what clients are looking for and then determine how best to deliver flexible, low-cost, diversified strategies to meet those needs. Our ability to capture long-term premiums has led Dimensional to outperform benchmarks and peers over long periods of time and across strategies.

Whether you’re investing through mutual funds or ETFs, we believe investors can have a successful investment experience without having to outguess the market. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICE

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes
†	See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Six Months Ended April 30, 2023
EXPENSE TABLES
	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional 2025 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,079.00	0.17%	$0.88
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85
Dimensional 2030 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,087.80	0.18%	$0.93
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.18%	$0.90

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional 2035 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,093.60	0.20%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00
Dimensional 2040 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,096.70	0.22%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10
Dimensional 2045 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,100.80	0.22%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10
Dimensional 2050 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,109.90	0.22%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10
Dimensional 2055 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,109.70	0.22%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10
Dimensional 2060 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,109.70	0.22%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10
Dimensional 2065 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,110.00	0.22%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

3

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

FUNDS OF FUNDS

Affiliated Investment Companies
Dimensional 2025 Target Date Retirement Income Fund	99.7%
Dimensional 2030 Target Date Retirement Income Fund	99.7%
Dimensional 2035 Target Date Retirement Income Fund	99.8%
Dimensional 2040 Target Date Retirement Income Fund	99.7%
Dimensional 2045 Target Date Retirement Income Fund	99.7%
Dimensional 2050 Target Date Retirement Income Fund	99.9%
Dimensional 2055 Target Date Retirement Income Fund	99.6%
Dimensional 2060 Target Date Retirement Income Fund	99.2%
Dimensional 2065 Target Date Retirement Income Fund	100.0%

4

DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.7%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	7,078,402	$79,632,022
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	5,744,220	40,439,306
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	618,085	17,578,332
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	554,578	17,530,217
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	312,782	8,000,960
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	222,969	4,735,862
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	270,957	4,020,999
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	165,852	1,602,133
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	155,384	1,598,906

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $165,719,749)		$175,138,737

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 4.760% (Cost $535,784)	535,784	535,784

TOTAL INVESTMENTS — (100.0%) (Cost $166,255,533)		$175,674,521

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$175,138,737	—	—	$175,138,737
Temporary Cash Investments	535,784	—	—	535,784

TOTAL	$175,674,521	—	—	$175,674,521

See accompanying Notes to Financial Statements.

5

DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.7%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	8,068,845	$56,804,671
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	3,521,995	39,622,450
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	896,307	28,332,265
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	995,832	28,321,468
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	498,062	12,740,419
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	352,540	7,487,953
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	662,005	6,812,028
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	704,539	6,805,844
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	429,623	6,375,599

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $180,133,014)		$193,302,697

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 4.760% (Cost $658,602)	658,602	658,602

TOTAL INVESTMENTS — (100.0%) (Cost $180,791,616)		$193,961,299

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$193,302,697	—	—	$193,302,697
Temporary Cash Investments	658,602	—	—	658,602

TOTAL	$193,961,299	—	—	$193,961,299

See accompanying Notes to Financial Statements.

6

DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	6,521,614	$45,912,162
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,066,624	33,715,996
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	1,185,060	33,703,094
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	594,776	15,214,380
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	1,052,494	10,830,163
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	1,120,090	10,820,073
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	421,067	8,943,454
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	771,814	8,682,910
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	512,586	7,606,776

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $158,304,985)		$175,429,008

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 4.760% (Cost $416,506)	416,506	416,506

TOTAL INVESTMENTS — (100.0%) (Cost $158,721,491)		$175,845,514

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$175,429,008	—	—	$175,429,008
Temporary Cash Investments	416,506	—	—	416,506

TOTAL	$175,845,514	—	—	$175,845,514

See accompanying Notes to Financial Statements.

7

DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.7%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,115,303	$35,254,740
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	1,239,135	35,241,009
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	2,601,220	18,312,589
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	620,451	15,871,123
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	1,264,174	13,008,347
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	1,345,397	12,996,531
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	438,306	9,309,626
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	534,273	7,928,617

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $125,319,510)		$147,922,582

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 4.760% (Cost $505,845)	505,845	505,845

TOTAL INVESTMENTS — (100.0%) (Cost $125,825,355)		$148,428,427

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$147,922,582	—	—	$147,922,582
Temporary Cash Investments	505,845	—	—	505,845

TOTAL	$148,428,427	—	—	$148,428,427

See accompanying Notes to Financial Statements.

8

DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.7%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,179,511	$37,284,361
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	1,310,483	37,270,141
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	657,355	16,815,134
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	1,056,739	10,873,844
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	1,124,642	10,864,041
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	465,556	9,888,417
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	566,752	8,410,599

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $111,422,028)		$131,406,537

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 4.760% (Cost $331,938)	331,938	331,938

TOTAL INVESTMENTS — (100.0%) (Cost $111,753,966)		$131,738,475

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$131,406,537	—	—	$131,406,537
Temporary Cash Investments	331,938	—	—	331,938

TOTAL	$131,738,475	—	—	$131,738,475

See accompanying Notes to Financial Statements.

9

DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,016,034	$32,116,823
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	1,128,817	32,103,558
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	567,704	14,521,864
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	401,020	8,517,664
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	489,324	7,261,571
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	240,306	2,472,750
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	255,749	2,470,532

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $81,183,235)		$99,464,762

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 4.760% (Cost $141,864)	141,864	141,864

TOTAL INVESTMENTS — (100.0%) (Cost $81,325,099)		$99,606,626

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$99,464,762	—	—	$99,464,762
Temporary Cash Investments	141,864	—	—	141,864

TOTAL	$99,606,626	—	—	$99,606,626

See accompanying Notes to Financial Statements.

10

DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.6%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	627,120	$19,823,264
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	696,734	19,815,102
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	349,524	8,940,813
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	246,423	5,234,029
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	301,223	4,470,157
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	148,318	1,526,195
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	157,702	1,523,399

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $53,390,731)		$61,332,959

TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund, 4.760% (Cost $216,782)	216,782	216,782

TOTAL INVESTMENTS — (100.0%) (Cost $53,607,513)		$61,549,741

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$61,332,959	—	—	$61,332,959
Temporary Cash Investments	216,782	—	—	216,782

TOTAL	$61,549,741	—	—	$61,549,741

See accompanying Notes to Financial Statements.

11

DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.2%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	475,762	$15,038,850
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	528,586	15,032,991
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	264,380	6,762,839
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	187,133	3,974,712
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	228,052	3,384,285
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	112,490	1,157,527
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	119,719	1,156,482

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $39,455,650)		$46,507,686

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 4.760% (Cost $389,122)	389,122	389,122

TOTAL INVESTMENTS — (100.0%) (Cost $39,844,772)		$46,896,808

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$46,507,686	—	—	$46,507,686
Temporary Cash Investments	389,122	—	—	389,122

TOTAL	$46,896,808	—	—	$46,896,808

See accompanying Notes to Financial Statements.

12

DIMENSIONAL 2065 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	74,686	$2,360,829
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	82,963	2,359,475
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	41,703	1,066,771
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	29,450	625,519
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	35,969	533,772
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	17,686	181,994
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	18,691	180,552

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $7,147,101)		$7,308,912

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 4.760% (Cost $1,356)	1,356	1,356

TOTAL INVESTMENTS — (100.0%) (Cost $7,148,457)		$7,310,268

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$7,308,912	—	—	$7,308,912
Temporary Cash Investments	1,356	—	—	1,356

TOTAL	$7,310,268	—	—	$7,310,268

See accompanying Notes to Financial Statements.

13

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional	Dimensional	Dimensional	Dimensional
	2025 Target	2030 Target	2035 Target	2040 Target
	Date	Date	Date	Date
	Retirement	Retirement	Retirement	Retirement
	Income Fund+	Income Fund+	Income Fund+	Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$175,139	$193,303	$175,429	$147,923
Temporary Cash Investments at Value & Cost	536	659	417	506
Receivables:
Dividends and Interest	1	1	2	1
Fund Shares Sold	89	126	168	169
Prepaid Expenses and Other Assets	18	9	11	9

Total Assets	175,783	194,098	176,027	148,608

LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	460	564	333	434
Fund Shares Redeemed	131	86	190	32
Due to Advisor	—	—	—	2
Accrued Expenses and Other Liabilities	8	8	8	7

Total Liabilities	599	658	531	475

NET ASSETS	$175,184	$193,440	$175,496	$148,133

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $175,184; $193,440; $175,496 and $148,133 and shares outstanding of 15,657,017, 16,184,157, 13,709,585 and 10,606,478, respectively	$11.19	$11.95	$12.80	$13.97

NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000	800,000,000

Investments in Affiliated Investment Companies at Cost	$165,720	$180,133	$158,305	$125,320

NET ASSETS CONSIST OF:
Paid-In Capital	$171,404	$186,348	$162,440	$126,853
Total Distributable Earnings (Loss)	3,780	7,092	13,056	21,280

NET ASSETS	$175,184	$193,440	$175,496	$148,133

+	See Note C to the Financial Statements for additional information about the Due from Advisor receivable and Due to Advisor payable.

See accompanying Notes to Financial Statements.

14

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional	Dimensional	Dimensional	Dimensional	Dimensional
	2045 Target	2050 Target	2055 Target	2060 Target	2065 Target
	Date	Date	Date	Date	Date
	Retirement	Retirement	Retirement	Retirement	Retirement
	Income Fund+	Income Fund+	Income Fund+	Income Fund+	Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$131,407	$99,465	$61,333	$46,508	$7,309
Temporary Cash Investments at Value & Cost	332	142	217	389	1
Receivables:
Dividends and Interest	1	1	—	—	—
Fund Shares Sold	220	197	211	223	39
Due from Advisor	—	—	1	1	2
Prepaid Expenses and Other Assets	10	9	9	8	11

Total Assets	131,970	99,814	61,771	47,129	7,362

LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	270	96	192	371	5
Fund Shares Redeemed	50	170	121	49	6
Due to Advisor	2	1	—	—	—
Accrued Expenses and Other Liabilities	6	5	4	5	6

Total Liabilities	328	272	317	425	17

NET ASSETS	$131,642	$99,542	$61,454	$46,704	$7,345

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $131,642; $99,542; $61,454; $46,704 and $7,345 and shares outstanding of 8,574,555, 6,497,138, 3,932,574, 2,969,605 and 629,152, respectively	$15.35	$15.32	$15.63	$15.73	$11.67

NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000	800,000,000	800,000,000

Investments in Affiliated Investment Companies at Cost	$111,422	$81,183	$53,391	$39,456	$7,147

NET ASSETS CONSIST OF:
Paid-In Capital	$111,824	$81,517	$53,633	$40,294	$7,215
Total Distributable Earnings (Loss)	19,818	18,025	7,821	6,410	130

NET ASSETS	$131,642	$99,542	$61,454	$46,704	$7,345

+	See Note C to the Financial Statements for additional information about the Due from Advisor receivable and Due to Advisor payable.

See accompanying Notes to Financial Statements.

15

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	Dimensional	Dimensional	Dimensional	Dimensional
	2025 Target	2030 Target	2035 Target	2040 Target
	Date	Date	Date	Date
	Retirement	Retirement	Retirement	Retirement
	Income Fund	Income Fund	Income Fund	Income Fund
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $0, respectively)	$4	$6	$6	$4

Income Distributions Received from Affiliated Investment Companies	1,437	1,566	1,432	1,171

Total Investment Income	1,441	1,572	1,438	1,175

Expenses
Accounting & Transfer Agent Fees	7	6	7	6
Custodian Fees	1	1	—	1
Filing Fees	17	11	12	10
Shareholders’ Reports	5	6	5	5
Professional Fees	1	1	1	—
Previously Waived Fees Recovered by Advisor (Note C)	—	—	6	14
Other	11	10	9	7

Total Expenses	42	35	40	43

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	3	2

Net Expenses	42	35	37	41

Net Investment Income (Loss)	1,399	1,537	1,401	1,134

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	1,150	1,695	2,000	2,113
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(3,875)	(4,216)	(3,145)	(1,741)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	13,936	15,608	14,016	10,844

Net Realized and Unrealized Gain (Loss)	11,211	13,087	12,871	11,216

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,610	$14,624	$14,272	$12,350

See accompanying Notes to Financial Statements.

16

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	Dimensional	Dimensional	Dimensional	Dimensional	Dimensional
	2045 Target	2050 Target	2055 Target	2060 Target	2065 Target
	Date	Date	Date	Date	Date
	Retirement	Retirement	Retirement	Retirement	Retirement
	Income Fund	Income Fund	Income Fund	Income Fund	Income Fund
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $0 and $0, respectively)	$4	$3	$2	$2	—

Income Distributions Received from Affiliated Investment Companies	936	676	400	326	$48

Total Investment Income	940	679	402	328	48

Expenses
Accounting & Transfer Agent Fees	5	4	3	3	1
Custodian Fees	1	1	1	1	—
Filing Fees	10	9	10	9	9
Shareholders’ Reports	4	4	4	4	2
Previously Waived Fees Recovered by Advisor (Note C)	10	5	—	—	—
Other	6	5	2	2	1

Total Expenses	36	28	20	19	13

Fees Waived, Expenses Reimbursed by Advisor (Note C)	1	1	4	6	11

Net Expenses	35	27	16	13	2

Net Investment Income (Loss)	905	652	386	315	46

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	2,148	1,911	1,088	941	132
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(605)	(979)	(299)	(708)	(151)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	8,666	7,726	4,265	4,076	618

Net Realized and Unrealized Gain (Loss)	10,209	8,658	5,054	4,309	599

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,114	$9,310	$5,440	$4,624	$645

See accompanying Notes to Financial Statements.

17

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2025 Target Date Retirement Income Fund		Dimensional 2030 Target Date Retirement Income Fund		Dimensional 2035 Target Date Retirement Income Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2023	2022	2023	2022	2023	2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,399	$10,150	$1,537	$8,807	$1,401	$5,863
Capital Gain Distributions Received from Affiliated Investment Companies	1,150	2,797	1,695	3,748	2,000	3,549
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(3,875)	(1,940)	(4,216)	(3,134)	(3,145)	(2,229)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	13,936	(49,972)	15,608	(54,976)	14,016	(44,590)

Net Increase (Decrease) in Net Assets
Resulting from Operations	12,610	(38,965)	14,624	(45,555)	14,272	(37,407)

Distributions:
Institutional Class Shares	(3,650)	(18,188)	(3,754)	(15,135)	(4,219)	(8,716)
Capital Share Transactions (1):
Shares Issued	33,397	63,689	43,396	64,528	36,000	56,143
Shares Issued in Lieu of Cash Distributions	3,649	18,188	3,753	15,135	4,217	8,716
Shares Redeemed	(33,435)	(46,429)	(29,238)	(44,953)	(25,737)	(29,488)

Net Increase (Decrease) from Capital Share Transactions	3,611	35,448	17,911	34,710	14,480	35,371

Total Increase (Decrease) in Net Assets	12,571	(21,705)	28,781	(25,980)	24,533	(10,752)
Net Assets
Beginning of Period	162,613	184,318	164,659	190,639	150,963	161,715

End of Period	$175,184	$162,613	$193,440	$164,659	$175,496	$150,963

(1) Shares Issued and Redeemed:
Shares Issued	3,056	5,084	3,705	4,728	2,872	3,980
Shares Issued in Lieu of Cash Distributions	333	1,445	321	1,136	338	633
Shares Redeemed	(3,067)	(3,652)	(2,507)	(3,408)	(2,050)	(2,154)

Net Increase (Decrease) from Shares Issued and Redeemed	322	2,877	1,519	2,456	1,160	2,459

See accompanying Notes to Financial Statements.

18

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2040 Target Date Retirement Income Fund		Dimensional 2045 Target Date Retirement Income Fund		Dimensional 2050 Target Date Retirement Income Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2023	2022	2023	2022	2023	2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,134	$3,004	$905	$1,883	$652	$1,482
Capital Gain Distributions Received from Affiliated Investment Companies	2,113	2,771	2,148	2,397	1,911	1,914
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(1,741)	(1,020)	(605)	(1,004)	(979)	(454)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	10,844	(27,529)	8,666	(20,081)	7,726	(15,930)

Net Increase (Decrease) in Net Assets Resulting from Operations	12,350	(22,774)	11,114	(16,805)	9,310	(12,988)

Distributions:
Institutional Class Shares	(3,492)	(4,766)	(3,065)	(2,734)	(2,379)	(2,026)
Capital Share Transactions (1):
Shares Issued	30,168	50,518	27,415	43,066	23,818	37,374
Shares Issued in Lieu of Cash Distributions	3,490	4,766	3,065	2,734	2,379	2,026
Shares Redeemed	(20,510)	(29,339)	(12,990)	(21,185)	(16,281)	(15,680)

Net Increase (Decrease) from Capital Share Transactions	13,148	25,945	17,490	24,615	9,916	23,720

Total Increase (Decrease) in Net Assets	22,006	(1,595)	25,539	5,076	16,847	8,706
Net Assets
Beginning of Period	126,127	127,722	106,103	101,027	82,695	73,989

End of Period	$148,133	$126,127	$131,642	$106,103	$99,542	$82,695

(1) Shares Issued and Redeemed:
Shares Issued	2,218	3,463	1,837	2,738	1,603	2,412
Shares Issued in Lieu of Cash Distributions	258	326	207	174	162	131
Shares Redeemed	(1,509)	(2,002)	(873)	(1,368)	(1,099)	(995)

Net Increase (Decrease) from Shares Issued and Redeemed	967	1,787	1,171	1,544	666	1,548

See accompanying Notes to Financial Statements.

19

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2055 Target Date Retirement Income Fund		Dimensional 2060 Target Date Retirement Income Fund		Dimensional 2065 Target Date Retirement Income Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2023	2022	2023	2022	2023	2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$386	$859	$315	$741	$46	$89
Capital Gain Distributions Received from Affiliated Investment Companies	1,088	1,057	941	975	132	66
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(299)	(297)	(708)	(346)	(151)	(57)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	4,265	(9,189)	4,076	(7,813)	618	(918)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,440	(7,570)	4,624	(6,443)	645	(820)

Distributions:
Institutional Class Shares	(1,341)	(1,105)	(1,163)	(949)	(53)	(89)
Capital Share Transactions (1):
Shares Issued	17,016	22,687	13,043	19,747	2,346	4,696
Shares Issued in Lieu of Cash Distributions	1,341	1,105	1,163	949	53	89
Shares Redeemed	(7,678)	(9,702)	(11,458)	(10,368)	(1,304)	(701)

Net Increase (Decrease) from Capital Share Transactions	10,679	14,090	2,748	10,328	1,095	4,084

Total Increase (Decrease) in Net Assets	14,778	5,415	6,209	2,936	1,687	3,175
Net Assets
Beginning of Period	46,676	41,261	40,495	37,559	5,658	2,483

End of Period	$61,454	$46,676	$46,704	$40,495	$7,345	$5,658

(1) Shares Issued and Redeemed:
Shares Issued	1,123	1,418	856	1,239	208	393
Shares Issued in Lieu of Cash Distributions	89	70	77	60	5	8
Shares Redeemed	(507)	(605)	(744)	(639)	(117)	(62)

Net Increase (Decrease) from Shares Issued and Redeemed	705	883	189	660	96	339

See accompanying Notes to Financial Statements.

20

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2025 Target Date Retirement Income Fund							Dimensional 2030 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.60		$14.79	$13.23	$12.08	$10.81	$11.32	$11.23		$15.61	$13.44	$12.37	$11.09	$11.53

Income from Investment Operations (A)
Net Investment Income (Loss)	0.09		0.74	0.46	0.18	0.25	0.30	0.10		0.63	0.41	0.21	0.26	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	0.74		(3.56)	1.88	1.18	1.28	(0.48)	0.88		(3.87)	2.52	1.11	1.29	(0.40)

Total from Investment Operations	0.83		(2.82)	2.34	1.36	1.53	(0.18)	0.98		(3.24)	2.93	1.32	1.55	(0.13)

Less Distributions:
Net Investment Income	(0.09)		(0.72)	(0.46)	(0.18)	(0.25)	(0.31)	(0.10)		(0.62)	(0.40)	(0.20)	(0.26)	(0.29)
Net Realized Gains	(0.15)		(0.65)	(0.32)	(0.03)	(0.01)	(0.02)	(0.16)		(0.52)	(0.36)	(0.05)	(0.01)	(0.02)

Total Distributions	(0.24)		(1.37)	(0.78)	(0.21)	(0.26)	(0.33)	(0.26)		(1.14)	(0.76)	(0.25)	(0.27)	(0.31)

Net Asset Value, End of Period	$11.19		$10.60	$14.79	$13.23	$12.08	$10.81	$11.95		$11.23	$15.61	$13.44	$12.37	$11.09

Total Return	7.90	%(B)	(20.29%)	18.13%	11.36%	14.33%	(1.80%)	8.78	%(B)	(21.74%)	22.29%	10.80%	14.20%	(1.32%)

Net Assets, End of Period (thousands)	$175,184		$162,613	$184,318	$167,857	$172,021	$129,914	$193,440		$164,659	$190,639	$146,402	$159,851	$138,382
Ratio of Expenses to Average Net Assets *(C)	0.17	%(D)	0.18%	0.19%	0.21%	0.22%	0.21%	0.18	%(D)	0.20%	0.21%	0.23%	0.24%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.17	%(D)	0.18%	0.20%	0.21%	0.24%	0.24%	0.18	%(D)	0.20%	0.22%	0.24%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.65	%(D)	5.77%	3.25%	1.44%	2.20%	2.62%	1.72	%(D)	4.71%	2.76%	1.61%	2.21%	2.32%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.12	%(D)	0.13%	0.13%	0.15%	0.16%	0.15%	0.14	%(D)	0.14%	0.15%	0.17%	0.18%	0.18%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

21

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2035 Target Date Retirement Income Fund							Dimensional 2040 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$12.03		$16.02	$13.20	$12.45	$11.35	$11.66	$13.08		$16.27	$12.90	$12.65	$11.75	$11.94

Income from Investment Operations (A)
Net Investment Income (Loss)	0.11		0.51	0.33	0.23	0.26	0.24	0.11		0.34	0.24	0.24	0.26	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	1.00		(3.72)	3.08	0.78	1.12	(0.28)	1.15		(2.97)	3.60	0.27	0.92	(0.15)

Total from Investment Operations	1.11		(3.21)	3.41	1.01	1.38	(0.04)	1.26		(2.63)	3.84	0.51	1.18	0.07

Less Distributions:
Net Investment Income	(0.11)		(0.49)	(0.32)	(0.22)	(0.26)	(0.25)	(0.12)		(0.33)	(0.23)	(0.23)	(0.26)	(0.24)
Net Realized Gains	(0.23)		(0.29)	(0.27)	(0.04)	(0.02)	(0.02)	(0.25)		(0.23)	(0.24)	(0.03)	(0.02)	(0.02)

Total Distributions	(0.34)		(0.78)	(0.59)	(0.26)	(0.28)	(0.27)	(0.37)		(0.56)	(0.47)	(0.26)	(0.28)	(0.26)

Net Asset Value, End of Period	$12.80		$12.03	$16.02	$13.20	$12.45	$11.35	$13.97		$13.08	$16.27	$12.90	$12.65	$11.75

Total Return	9.36	%(B)	(20.61%)	26.31%	8.23%	12.42%	(0.45%)	9.67	%(B)	(16.49%)	30.23%	4.17%	10.25%	0.51%

Net Assets, End of Period (thousands)	$175,496		$150,963	$161,715	$115,093	$129,931	$100,409	$148,133		$126,127	$127,722	$91,658	$105,567	$79,498
Ratio of Expenses to Average Net Assets *(C)	0.20	%(D)	0.21%	0.22%	0.25%	0.26%	0.25%	0.22	%(D)	0.22%	0.23%	0.25%	0.27%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.20	%(D)	0.21%	0.23%	0.26%	0.29%	0.29%	0.22	%(D)	0.22%	0.24%	0.28%	0.31%	0.30%
Ratio of Net Investment Income to Average Net Assets	1.74	%(D)	3.62%	2.17%	1.78%	2.20%	2.03%	1.66	%(D)	2.34%	1.55%	1.93%	2.16%	1.83%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:.	0.15	%(D)	0.15%	0.16%	0.19%	0.20%	0.19%	0.16	%(D)	0.16%	0.17%	0.19%	0.21%	0.20%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

22

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2045 Target Date Retirement Income Fund							Dimensional 2050 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$14.33		$17.24	$13.10	$12.94	$11.90	$12.14	$14.18		$17.27	$13.04	$12.89	$11.86	$12.09

Income from Investment Operations (A)
Net Investment Income (Loss)	0.11		0.28	0.24	0.25	0.26	0.24	0.11		0.30	0.25	0.25	0.26	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	1.32		(2.76)	4.35	0.18	1.06	(0.20)	1.43		(2.97)	4.62	0.17	1.06	(0.19)

Total from Investment Operations	1.43		(2.48)	4.59	0.43	1.32	0.04	1.54		(2.67)	4.87	0.42	1.32	0.05

Less Distributions:
Net Investment Income	(0.12)		(0.28)	(0.23)	(0.24)	(0.26)	(0.26)	(0.11)		(0.29)	(0.25)	(0.24)	(0.27)	(0.26)
Net Realized Gains	(0.29)		(0.15)	(0.22)	(0.03)	(0.02)	(0.02)	(0.29)		(0.13)	(0.39)	(0.03)	(0.02)	(0.02)

Total Distributions	(0.41)		(0.43)	(0.45)	(0.27)	(0.28)	(0.28)	(0.40)		(0.42)	(0.64)	(0.27)	(0.29)	(0.28)

Net Asset Value, End of Period	$15.35		$14.33	$17.24	$13.10	$12.94	$11.90	$15.32		$14.18	$17.27	$13.04	$12.89	$11.86

Total Return	10.08	%(B)	(14.64%)	35.48%	3.42%	11.32%	0.22%	10.99	%(B)	(15.66%)	38.07%	3.37%	11.28%	0.30%

Net Assets, End of Period (thousands)	$131,642		$106,103	$101,027	$62,585	$78,184	$55,544	$99,542		$82,695	$73,989	$47,328	$63,803	$45,683
Ratio of Expenses to Average Net Assets *(C)	0.22	%(D)	0.22%	0.23%	0.25%	0.26%	0.26%	0.22	%(D)	0.22%	0.23%	0.25%	0.27%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.22	%(D)	0.22%	0.24%	0.29%	0.33%	0.31%	0.22	%(D)	0.22%	0.26%	0.32%	0.35%	0.33%
Ratio of Net Investment Income to Average Net Assets	1.53	%(D)	1.77%	1.47%	1.92%	2.14%	1.90%	1.44	%(D)	1.91%	1.56%	1.95%	2.16%	1.89%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.16	%(D)	0.16%	0.17%	0.19%	0.20%	0.20%	0.16	%(D)	0.16%	0.17%	0.19%	0.21%	0.20%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

23

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2055 Target Date Retirement Income Fund							Dimensional 2060 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$14.46		$17.60	$13.06	$12.88	$11.85	$12.08	$14.56		$17.71	$13.10	$12.94	$11.89	$12.13

Income from Investment Operations (A)
Net Investment Income (Loss)	0.11		0.31	0.26	0.25	0.26	0.24	0.11		0.30	0.25	0.24	0.26	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	1.46		(3.04)	4.67	0.19	1.05	(0.20)	1.47		(3.05)	4.70	0.18	1.07	(0.20)

Total from Investment Operations	1.57		(2.73)	4.93	0.44	1.31	0.04	1.58		(2.75)	4.95	0.42	1.33	0.04

Less Distributions:
Net Investment Income	(0.11)		(0.30)	(0.25)	(0.24)	(0.26)	(0.26)	(0.11)		(0.30)	(0.25)	(0.24)	(0.26)	(0.27)
Net Realized Gains	(0.29)		(0.11)	(0.14)	(0.02)	(0.02)	(0.01)	(0.30)		(0.10)	(0.09)	(0.02)	(0.02)	(0.01)

Total Distributions	(0.40)		(0.41)	(0.39)	(0.26)	(0.28)	(0.27)	(0.41)		(0.40)	(0.34)	(0.26)	(0.28)	(0.28)

Net Asset Value, End of Period	$15.63		$14.46	$17.60	$13.06	$12.88	$11.85	$15.73		$14.56	$17.71	$13.10	$12.94	$11.89

Total Return	10.97	%(B)	(15.71%)	38.10%	3.56%	11.26%	0.29%	10.97	%(B)	(15.70%)	38.13%	3.40%	11.37%	0.27%

Net Assets, End of Period (thousands)	$61,454		$46,676	$41,261	$25,074	$32,952	$17,769	$46,704		$40,495	$37,559	$20,934	$23,244	$12,880
Ratio of Expenses to Average Net Assets *(C)	0.22	%(D)	0.22%	0.23%	0.25%	0.27%	0.26%	0.22	%(D)	0.22%	0.23%	0.25%	0.26%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.23	%(D)	0.24%	0.43%	0.40%	0.47%	0.42%	0.25	%(D)	0.26%	0.39%	0.45%	0.57%	0.48%
Ratio of Net Investment Income to Average Net Assets	1.44	%(D)	1.92%	1.57%	1.92%	2.15%	1.90%	1.44	%(D)	1.90%	1.55%	1.91%	2.12%	1.92%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:.	0.16	%(D)	0.16%	0.17%	0.19%	0.21%	0.20%	0.16	%(D)	0.16%	0.17%	0.19%	0.20%	0.20%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

24

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2065 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Period Jan 2, 2020 Ʊ to Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$10.60		$12.82	$9.43	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.23	0.19	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	1.08		(2.23)	3.38	(0.51)

Total from Investment Operations	1.16		(2.00)	3.57	(0.34)

Less Distributions:
Net Investment Income	(0.08)		(0.22)	(0.18)	(0.23)
Net Realized Gains	(0.01)		(—)	—	—

Total Distributions	(0.09)		(0.22)	(0.18)	(0.23)

Net Asset Value, End of Period	$11.67		$10.60	$12.82	$9.43

Total Return	11.00	%(B)	(15.66%)	38.01%	(3.18	%)(B)

Net Assets, End of Period (thousands)	$7,345		$5,658	$2,483	$954
Ratio of Expenses to Average Net Assets *(C)	0.22	%(D)	0.22%	0.23%	0.21	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.57	%(D)	0.85%	2.33%	35.30	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.44	%(D)	1.98%	1.61%	2.18	%(D)(E)

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.16	%(D)	0.16%	0.17%	0.15%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

25

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which nine portfolios (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolios achieve their investment objectives by investing substantially all of their assets in other series of IDG and Dimensional Investment Group Inc. (“DIG”) (collectively, the “Underlying Funds”). The Portfolios may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of April 30, 2023, the Portfolios were the owners of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/23
Dimensional 2025 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	Large Cap International Portfolio (IDG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	12%
	DFA Inflation-Protected Securities Portfolio (IDG)	1%
Dimensional 2030 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	17%
	DFA Inflation-Protected Securities Portfolio (IDG)	1%

26

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/23
Dimensional 2035 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	13%
	DFA Inflation-Protected Securities Portfolio (IDG)	—
Dimensional 2040 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	5%
Dimensional 2045 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
Dimensional 2050 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
Dimensional 2055 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—

27

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/23
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
Dimensional 2060 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
Dimensional 2065 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•

Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund and money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A valuation hierarchy is included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

28

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from investments in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

For the six months ended April 30, 2023, each Portfolio did not pay a management fee to the Advisor for the services provided by the Advisor to the Portfolio. As a shareholder of the Underlying Funds, each Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

Effective February 28, 2019, pursuant to an Expense Assumption Agreement (the “Expense Assumption Agreement”) for each Portfolio, the Advisor has contractually agreed to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the expense limitation amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Expense Assumption Agreement for each Portfolio will remain in effect through February 28, 2024, and may only be terminated by the Fund’s Board of Directors prior to that date. The Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The net amount of expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2023, are reflected below (amounts in thousands). Prior to February 28, 2019, pursuant to a Fee Waiver and

29

Expense Assumption Agreement for each Portfolio, the Advisor had contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the Expense Limitation Amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Dimensional 2025 Target Date Retirement Income Fund	0.06%	—	—	—
Dimensional 2030 Target Date Retirement Income Fund	0.06%	—	—	—
Dimensional 2035 Target Date Retirement Income Fund	0.06%	$6	$3	—
Dimensional 2040 Target Date Retirement Income Fund	0.06%	14	2	$11
Dimensional 2045 Target Date Retirement Income Fund	0.06%	10	1	26
Dimensional 2050 Target Date Retirement Income Fund	0.06%	5	1	39
Dimensional 2055 Target Date Retirement Income Fund	0.06%	—	4	106
Dimensional 2060 Target Date Retirement Income Fund	0.06%	—	6	94
Dimensional 2065 Target Date Retirement Income Fund	0.06%	—	11	142

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amount paid by the Fund to the CCO was $73 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Dimensional 2025 Target Date Retirement Income Fund	—
Dimensional 2030 Target Date Retirement Income Fund	—
Dimensional 2035 Target Date Retirement Income Fund	—
Dimensional 2040 Target Date Retirement Income Fund	—

30

Dimensional 2045 Target Date Retirement Income Fund	—
Dimensional 2050 Target Date Retirement Income Fund	—
Dimensional 2055 Target Date Retirement Income Fund	—
Dimensional 2060 Target Date Retirement Income Fund	—
Dimensional 2065 Target Date Retirement Income Fund	—

E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
Dimensional 2025 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$68,620	$12,594	$4,541	$(958)	$3,918	$79,633	7,078	$532	—
DFA LTIP Portfolio	39,628	5,194	7,310	(3,268)	6,195	40,439	5,744	493	—
U.S. Large Company Portfolio	17,629	2,801	3,468	85	531	17,578	618	123	$742
U.S. Core Equity 1 Portfolio	17,751	2,596	3,389	215	357	17,530	555	123	408
Large Cap International Portfolio	7,076	913	1,466	75	1,403	8,001	313	54	—
Emerging Markets Core Equity Portfolio	4,273	612	863	(4)	718	4,736	223	43	—
International Core Equity Portfolio	3,558	369	646	36	704	4,021	271	22	—
DFA Two-Year Global Fixed Income Portfolio	1,918	268	601	(21)	38	1,602	166	21	—
DFA Short-Term Extended Quality Portfolio	1,912	276	626	(35)	72	1,599	155	26	—

Total	$162,365	$25,623	$22,910	$(3,875)	$13,936	$175,139	15,123	$1,437	$1,150

Dimensional 2030 Target Date Retirement Income Fund
DFA LTIP Portfolio	$48,255	$10,691	$5,879	$(3,546)	$7,285	$56,806	8,068	$612	—
DFA Inflation-Protected Securities Portfolio	31,235	8,493	1,487	(331)	1,712	39,622	3,522	241	—
U.S. Core Equity 1 Portfolio	25,857	4,443	2,769	(72)	873	28,332	896	189	$602
U.S. Large Company Portfolio	25,688	4,580	2,894	(127)	1,074	28,321	996	189	1,093
Large Cap International Portfolio	10,247	1,636	1,335	5	2,187	12,740	498	82	—
Emerging Markets Core Equity Portfolio	6,064	995	598	(35)	1,062	7,488	353	64	—
DFA Short-Term Extended Quality Portfolio	6,165	1,482	979	(59)	203	6,812	662	87	—
DFA Two-Year Global Fixed Income Portfolio	6,177	1,572	1,014	(38)	109	6,806	705	70	—
International Core Equity Portfolio	5,106	699	519	(13)	1,103	6,376	430	32	—

Total	$164,794	$34,591	$17,474	$(4,216)	$15,608	$193,303	16,130	$1,566	$1,695

31

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
Dimensional 2035 Target Date Retirement Income Fund
DFA LTIP Portfolio	$37,174	$9,270	$3,444	$(2,197)	$5,110	$45,913	6,521	$483	—
U.S. Core Equity 1 Portfolio	30,972	4,674	2,905	(147)	1,122	33,716	1,067	222	$709
U.S. Large Company Portfolio	30,898	4,457	2,800	(275)	1,423	33,703	1,185	223	1,291
Large Cap International Portfolio	12,368	1,512	1,296	(67)	2,697	15,214	595	96	—
DFA Short-Term Extended Quality Portfolio	9,731	2,117	1,247	(79)	308	10,830	1,052	138	—
DFA Two-Year Global Fixed Income Portfolio	9,743	2,286	1,319	(49)	159	10,820	1,120	112	—
Emerging Markets Core Equity Portfolio	7,452	842	608	(84)	1,341	8,943	421	75	—
DFA Inflation-Protected Securities Portfolio	6,244	3,146	998	(198)	489	8,683	772	45	—
International Core Equity Portfolio	6,248	561	520	(49)	1,367	7,607	513	38	—

Total	$150,830	$28,865	$15,137	$(3,145)	$14,016	$175,429	13,246	$1,432	$2,000

Dimensional 2040 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$32,121	$4,757	$2,660	$(182)	$1,218	$35,254	1,117	$234	$750
U.S. Large Company Portfolio	31,980	4,862	2,808	(321)	1,528	35,241	1,239	236	1,363
DFA LTIP Portfolio	13,489	5,127	1,363	(995)	2,055	18,313	2,601	175	—
Large Cap International Portfolio	12,718	1,429	1,031	(57)	2,812	15,871	620	103	—
DFA Short-Term Extended Quality Portfolio	11,154	2,653	1,068	(77)	346	13,008	1,264	167	—
DFA Two-Year Global Fixed Income Portfolio	11,177	2,832	1,143	(45)	176	12,997	1,345	137	—
Emerging Markets Core Equity Portfolio	7,469	744	187	(37)	1,321	9,310	438	79	—
International Core Equity Portfolio	6,282	583	297	(27)	1,388	7,929	534	40	—

Total	$126,390	$22,987	$10,557	$(1,741)	$10,844	$147,923	9,158	$1,171	$2,113

Dimensional 2045 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$31,800	$5,651	$1,213	$(145)	$1,192	$37,285	1,179	$242	$762
U.S. Large Company Portfolio	31,735	5,545	1,258	(251)	1,499	37,270	1,310	243	1,386
Large Cap International Portfolio	12,635	2,008	609	(65)	2,846	16,815	657	105	—
DFA Short-Term Extended Quality Portfolio	7,978	3,483	796	(63)	272	10,874	1,057	123	—
DFA Two-Year Global Fixed Income Portfolio	7,994	3,526	763	(30)	137	10,864	1,125	101	—
Emerging Markets Core Equity Portfolio	7,519	1,252	173	(41)	1,331	9,888	466	81	—
International Core Equity Portfolio	6,303	821	92	(10)	1,389	8,411	567	41	—

Total	$105,964	$22,286	$4,904	$(605)	$8,666	$131,407	6,361	$936	$2,148

32

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
Dimensional 2050 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$27,763	$5,311	$1,837	$(243)	$1,123	$32,117	1,016	$211	$678
U.S. Large Company Portfolio	27,684	5,479	2,081	(418)	1,439	32,103	1,129	211	1,233
Large Cap International Portfolio	11,001	2,155	1,063	(100)	2,528	14,521	568	91	—
Emerging Markets Core Equity Portfolio	6,536	1,521	677	(134)	1,272	8,518	401	71	—
International Core Equity Portfolio	5,518	892	355	(45)	1,252	7,262	489	36	—
DFA Short-Term Extended Quality Portfolio	2,056	768	400	(24)	73	2,473	240	31	—
DFA Two-Year Global Fixed Income Portfolio	2,057	809	419	(15)	39	2,471	256	25	—

Total	$82,615	$16,935	$6,832	$(979)	$7,726	$99,465	4,099	$676	$1,911

Dimensional 2055 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$15,659	$4,163	$529	$(73)	$604	$19,824	627	$126	$386
U.S. Large Company Portfolio	15,626	4,110	569	(109)	757	19,815	697	126	702
Large Cap International Portfolio	6,189	1,754	405	(37)	1,440	8,941	350	53	—
Emerging Markets Core Equity Portfolio	3,692	1,130	231	(44)	687	5,234	246	41	—
International Core Equity Portfolio	3,099	806	131	(16)	712	4,470	301	21	—
DFA Short-Term Extended Quality Portfolio	1,154	546	204	(12)	42	1,526	148	18	—
DFA Two-Year Global Fixed Income Portfolio	1,156	562	210	(8)	23	1,523	158	15	—

Total	$46,575	$13,071	$2,279	$(299)	$4,265	$61,333	2,527	$400	$1,088

Dimensional 2060 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$13,549	$3,026	$2,008	$(169)	$641	$15,039	476	$101	$334
U.S. Large Company Portfolio	13,516	3,191	2,190	(322)	838	15,033	529	101	607
Large Cap International Portfolio	5,404	1,154	983	(61)	1,249	6,763	264	44	—
Emerging Markets Core Equity Portfolio	3,193	843	624	(100)	663	3,975	187	35	—
International Core Equity Portfolio	2,697	512	418	(30)	623	3,384	228	17	—
DFA Short-Term Extended Quality Portfolio	1,012	387	265	(16)	40	1,158	112	15	—
DFA Two-Year Global Fixed Income Portfolio	1,012	411	279	(10)	22	1,156	120	13	—

Total	$40,383	$9,524	$6,767	$(708)	$4,076	$46,508	1,916	$326	$941

33

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
Dimensional 2065 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$1,899	$633	$231	$(42)	$101	$2,360	74	$15	$47
U.S. Large Company Portfolio	1,890	631	233	(57)	128	2,359	83	15	85
Large Cap International Portfolio	754	280	136	(22)	191	1,067	42	6	—
Emerging Markets Core Equity Portfolio	450	167	70	(17)	96	626	29	5	—
International Core Equity Portfolio	375	132	57	(10)	94	534	36	3	—
DFA Short-Term Extended Quality Portfolio	141	62	24	(2)	5	182	18	2	—
DFA Two-Year Global Fixed Income Portfolio	141	64	26	(1)	3	181	19	2	—

Total	$5,650	$1,969	$777	$(151)	$618	$7,309	301	$48	$132

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Dimensional 2025 Target Date Retirement Income Fund
2021	$6,151	$3,163	—	$9,314
2022	10,203	7,985	—	18,188
Dimensional 2030 Target Date Retirement Income Fund
2021	5,078	3,566	—	8,644
2022	8,709	6,426	—	15,135
Dimensional 2035 Target Date Retirement Income Fund
2021	3,232	2,285	—	5,517
2022	5,801	2,915	—	8,716

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Dimensional 2040 Target Date Retirement Income Fund
2021	$1,742	$1,659	—	$3,401
2022	3,035	1,731	—	4,766
Dimensional 2045 Target Date Retirement Income Fund
2021	1,228	1,009	—	2,237
2022	1,886	848	—	2,734
Dimensional 2050 Target Date Retirement Income Fund
2021	1,072	1,332	—	2,404
2022	1,560	466	—	2,026
Dimensional 2055 Target Date Retirement Income Fund
2021	534	264	—	798
2022	864	240	—	1,104
Dimensional 2060 Target Date Retirement Income Fund
2021	479	164	—	643
2022	768	181	—	949
Dimensional 2065 Target Date Retirement Income Fund
2021	27	—	—	27
2022	89	—	—	89

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional 2025 Target Date Retirement Income Fund	$(195)	$(460)	$(655)
Dimensional 2030 Target Date Retirement Income Fund	(104)	(479)	(583)
Dimensional 2035 Target Date Retirement Income Fund	(85)	(382)	(467)
Dimensional 2040 Target Date Retirement Income Fund	(47)	(300)	(347)
Dimensional 2045 Target Date Retirement Income Fund	(59)	(217)	(276)
Dimensional 2050 Target Date Retirement Income Fund	(34)	(155)	(189)
Dimensional 2055 Target Date Retirement Income Fund	(24)	(93)	(117)
Dimensional 2060 Target Date Retirement Income Fund	(23)	(109)	(132)
Dimensional 2065 Target Date Retirement Income Fund	(2)	(1)	(3)

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As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional 2025 Target Date Retirement Income Fund	—	$2,248	—	$(7,428)	$(5,180)
Dimensional 2030 Target Date Retirement Income Fund	—	2,206	—	(5,982)	(3,776)
Dimensional 2035 Target Date Retirement Income Fund	—	2,821	—	181	3,002
Dimensional 2040 Target Date Retirement Income Fund	—	2,358	—	10,065	12,423
Dimensional 2045 Target Date Retirement Income Fund	—	2,161	—	9,609	11,770
Dimensional 2050 Target Date Retirement Income Fund	—	1,730	—	9,362	11,092
Dimensional 2055 Target Date Retirement Income Fund	—	955	—	2,768	3,723
Dimensional 2060 Target Date Retirement Income Fund	—	849	—	2,099	2,948
Dimensional 2065 Target Date Retirement Income Fund	—	8	—	(470)	(462)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolios did not have any capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2022, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional 2025 Target Date Retirement Income Fund	$169,167	$19,898	$(10,479)	$9,419
Dimensional 2030 Target Date Retirement Income Fund	184,336	28,349	(15,179)	13,170
Dimensional 2035 Target Date Retirement Income Fund	161,649	29,052	(11,928)	17,124
Dimensional 2040 Target Date Retirement Income Fund	127,520	27,363	(4,760)	22,603
Dimensional 2045 Target Date Retirement Income Fund	113,465	20,238	(253)	19,985
Dimensional 2050 Target Date Retirement Income Fund	82,519	18,322	(41)	18,281
Dimensional 2055 Target Date Retirement Income Fund	54,517	7,959	(17)	7,942
Dimensional 2060 Target Date Retirement Income Fund	40,721	7,064	(12)	7,052
Dimensional 2065 Target Date Retirement Income Fund	7,162	181	(19)	162

36

The difference between GAAP-basis and tax-basis unrealized appreciation (depreciation) can occur as a result of wash sales and other book to tax differences.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

37

For the six months ended April 30, 2023, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2023
Dimensional 2025 Target Date Retirement Income Fund	5.27%	$456	56	$4	$1,603	—
Dimensional 2030 Target Date Retirement Income Fund	4.91%	509	36	3	1,785	—
Dimensional 2035 Target Date Retirement Income Fund	5.00%	461	24	2	1,554	—
Dimensional 2040 Target Date Retirement Income Fund	4.97%	682	21	2	1,360	—
Dimensional 2045 Target Date Retirement Income Fund	5.16%	540	16	1	1,029	—
Dimensional 2050 Target Date Retirement Income Fund	5.08%	305	17	1	903	—
Dimensional 2055 Target Date Retirement Income Fund	5.08%	214	7	—	420	—
Dimensional 2060 Target Date Retirement Income Fund	5.28%	381	5	—	462	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2023.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

38

J. Other:

As of April 30, 2023, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Dimensional 2025 Target Date Retirement Income Fund	7	85%
Dimensional 2030 Target Date Retirement Income Fund	6	79%
Dimensional 2035 Target Date Retirement Income Fund	7	84%
Dimensional 2040 Target Date Retirement Income Fund	7	85%
Dimensional 2045 Target Date Retirement Income Fund	4	75%
Dimensional 2050 Target Date Retirement Income Fund	5	80%
Dimensional 2055 Target Date Retirement Income Fund	4	79%
Dimensional 2060 Target Date Retirement Income Fund	5	87%
Dimensional 2065 Target Date Retirement Income Fund	4	88%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

39

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

40

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 23-24, 2023, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of sanctions regimes adopted by various government and regulatory bodies on Russian securities in response to the Russia-Ukraine conflict and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

41

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

42

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 19-20, 2022 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements (the “Management Agreements”) for each portfolio (collectively, the “Funds”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2022, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

43

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

44

DFA043023-013S
00286348

Semi-Annual Report

Six Months Ended: April 30, 2023 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional 2010 Target Date Retirement Income Fund

Dimensional 2015 Target Date Retirement Income Fund

Dimensional 2020 Target Date Retirement Income Fund

June 2023

Dear Shareholder,

Dimensional has a long history of putting financial science to work for investors around the world. We believe in the power of markets. We focus on the drivers of higher expected returns. We add value through implementation. And we’re committed to delivering an exceptional client experience to help investors pursue their goals.

We’ve been innovating on behalf of investors since 1981. We start with what clients are looking for and then determine how best to deliver flexible, low-cost, diversified strategies to meet those needs. Our ability to capture long-term premiums has led Dimensional to outperform benchmarks and peers over long periods of time and across strategies.

Whether you’re investing through mutual funds or ETFs, we believe investors can have a successful investment experience without having to outguess the market. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICE

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes
†	See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(D)	Annualized

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2023

EXPENSE TABLES

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional 2010 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,059.60	0.18%	$0.92
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.18%	$0.90

Dimensional 2015 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,068.00	0.17%	$0.87
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional 2020 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,070.40	0.19%	$0.98
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.19%	$0.95

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

3

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 27, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

FUNDS OF FUNDS

Affiliated Investment Companies
Dimensional 2010 Target Date Retirement Income Fund	99.3%
Dimensional 2015 Target Date Retirement Income Fund	99.9%
Dimensional 2020 Target Date Retirement Income Fund	99.8%

4

DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.3%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	1,231,301	$13,852,129
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	297,842	3,017,142
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	50,550	1,597,895
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	56,162	1,597,255
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	28,087	718,474
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	19,877	422,194
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	24,254	359,922

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $20,099,269)		$21,565,011

TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund, 4.760% (Cost $145,838)	145,838	145,838

TOTAL INVESTMENTS — (100.0%) (Cost $20,245,107)		$21,710,849

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$21,565,011	—	—	$21,565,011
Temporary Cash Investments	145,838	—	—	145,838

TOTAL	$21,710,849	—	—	$21,710,849

See accompanying Notes to Financial Statements.

5

DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	2,176,561	$24,486,313
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	104,045	2,959,032
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	93,314	2,949,666
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	234,372	1,649,979
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	52,154	1,334,108
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	36,940	784,612
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	45,016	668,029

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $31,764,915)		$34,831,739

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 4.760% (Cost $18,056)	18,056	18,056

TOTAL INVESTMENTS — (100.0%) (Cost $31,782,971)		$34,849,795

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$34,831,739	—	—	$34,831,739
Temporary Cash Investments	18,056	—	—	18,056

TOTAL	$34,849,795	—	—	$34,849,795

See accompanying Notes to Financial Statements.

6

DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	5,563,445	$62,588,752
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	1,918,761	13,508,079
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	273,144	8,634,095
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	303,475	8,630,834
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	152,609	3,903,738
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	107,657	2,286,626
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	131,477	1,951,122

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $95,488,187)		$101,503,246

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 4.760% (Cost $154,421)	154,421	154,421

TOTAL INVESTMENTS — (100.0%) (Cost $95,642,608)		$101,657,667

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$101,503,246	—	—	$101,503,246
Temporary Cash Investments	154,421	—	—	154,421

TOTAL	$101,657,667	—	—	$101,657,667

See accompanying Notes to Financial Statements.

7

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2023

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional 2010 Target Date Retirement Income Fund+	Dimensional 2015 Target Date Retirement Income Fund+	Dimensional 2020 Target Date Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$21,565	$34,832	$101,503
Temporary Cash Investments at Value & Cost	146	18	154
Receivables:
Fund Shares Sold	5	9	26
Due from Advisor	2	1	—
Prepaid Expenses and Other Assets	9	8	10

Total Assets	21,727	34,868	101,693

LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	140	4	102
Fund Shares Redeemed	24	1	1
Accrued Expenses and Other Liabilities	5	6	11

Total Liabilities	169	11	114

NET ASSETS	$21,558	$34,857	$101,579

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $21,558; $34,857 and $101,579 and shares outstanding of 1,934,759, 3,190,184 and 9,298,732, respectively	$11.14	$10.93	$10.92

NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000

Investments in Affiliated Investment Companies at Cost	$20,099	$31,765	$95,488

NET ASSETS CONSIST OF:
Paid-In Capital	$21,089	$32,409	$98,472
Total Distributable Earnings (Loss)	469	2,448	3,107

NET ASSETS	$21,558	$34,857	$101,579

+	See Note C to the Financial Statements for additional information about the Due from Advisor receivable.

See accompanying Notes to Financial Statements.

8

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2023

(Unaudited)

(Amounts in thousands)

	Dimensional 2010 Target Date Retirement Income Fund	Dimensional 2015 Target Date Retirement Income Fund	Dimensional 2020 Target Date Retirement Income Fund
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0 and $0, respectively)	—	—	$2

Income Distributions Received from Affiliated Investment Companies	$162	$259	758

Total Investment Income	162	259	760

Expenses
Accounting & Transfer Agent Fees	3	2	7
Custodian Fees	—	—	1
Filing Fees	9	9	12
Shareholders’ Reports	4	5	7
Previously Waived Fees Recovered by Advisor (Note C)	—	—	1
Other	1	3	6

Total Expenses	17	19	34

Fees Waived, Expenses Reimbursed by Advisor (Note C)	11	9	4

Net Expenses	6	10	30

Net Investment Income (Loss)	156	249	730

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	105	190	524
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(228)	(168)	(1,092)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	1,160	1,997	6,823

Net Realized and Unrealized Gain (Loss)	1,037	2,019	6,255

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,193	$2,268	$6,985

See accompanying Notes to Financial Statements.

9

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2010 Target Date Retirement Income Fund		Dimensional 2015 Target Date Retirement Income Fund		Dimensional 2020 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022	Six Months Ended Apr 30, 2023	Year Ended Oct 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$156	$1,411	$249	$2,506	$730	$7,475
Capital Gain Distributions Received from Affiliated Investment Companies	105	172	190	381	524	1,386
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(228)	(902)	(168)	(601)	(1,092)	(1,933)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	1,160	(3,786)	1,997	(8,699)	6,823	(29,242)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,193	(3,105)	2,268	(6,413)	6,985	(22,314)

Distributions:
Institutional Class Shares	(150)	(1,683)	(249)	(3,523)	(1,347)	(11,627)
Capital Share Transactions (1):
Shares Issued	3,532	7,672	6,007	8,301	14,215	24,828
Shares Issued in Lieu of Cash Distributions	150	1,683	249	3,523	1,347	11,627
Shares Redeemed	(3,820)	(9,899)	(6,954)	(14,024)	(20,468)	(33,144)

Net Increase (Decrease) from Capital Share Transactions	(138)	(544)	(698)	(2,200)	(4,906)	3,311

Total Increase (Decrease) in Net Assets	905	(5,332)	1,321	(12,136)	732	(30,630)
Net Assets
Beginning of Period	20,653	25,985	33,536	45,672	100,847	131,477

End of Period	$21,558	$20,653	$34,857	$33,536	$101,579	$100,847

(1) Shares Issued and Redeemed:
Shares Issued	321	645	573	670	1,331	2,001
Shares Issued in Lieu of Cash Distributions	14	148	23	305	126	978
Shares Redeemed	(351)	(869)	(659)	(1,188)	(1,902)	(2,760)

Net Increase (Decrease) from Shares Issued and Redeemed	(16)	(76)	(63)	(213)	(445)	219

See accompanying Notes to Financial Statements.

10

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2010 Target Date Retirement Income Fund							Dimensional 2015 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.59		$12.82	$11.84	$11.13	$10.32	$10.76	$10.31		$13.18	$12.20	$11.28	$10.34	$10.83

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.66	0.41	0.14	0.23	0.30	0.08		0.72	0.47	0.14	0.23	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	0.55		(2.11)	1.18	0.76	0.80	(0.41)	0.62		(2.55)	1.27	0.93	0.94	(0.45)

Total from Investment Operations	0.63		(1.45)	1.59	0.90	1.03	(0.11)	0.70		(1.83)	1.74	1.07	1.17	(0.14)

Less Distributions:
Net Investment Income	(0.08)		(0.64)	(0.41)	(0.14)	(0.22)	(0.30)	(0.08)		(0.74)	(0.46)	(0.14)	(0.23)	(0.31)
Net Realized Gains	—		(0.14)	(0.20)	(0.05)	—	(0.03)	—		(0.30)	(0.30)	(0.01)	(—)	(0.04)

Total Distributions	(0.08)		(0.78)	(0.61)	(0.19)	(0.22)	(0.33)	(0.08)		(1.04)	(0.76)	(0.15)	(0.23)	(0.35)

Net Asset Value, End of Period	$11.14		$10.59	$12.82	$11.84	$11.13	$10.32	$10.93		$10.31	$13.18	$12.20	$11.28	$10.34

Total Return	5.96	%(B)	(11.62%)	13.65%	8.09%	10.09%	(1.10%)	6.80	%(B)	(14.53%)	14.68%	9.58%	11.39%	(1.42%)

Net Assets, End of Period (thousands)	$21,558		$20,653	$25,985	$18,952	$19,681	$15,016	$34,857		$33,536	$45,672	$41,450	$51,570	$48,518
Ratio of Expenses to Average Net Assets *(C)	0.18	%(D)	0.18%	0.19%	0.20%	0.21%	0.20%	0.17	%(D)	0.17%	0.18%	0.19%	0.19%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.29	%(D)	0.24%	0.34%	0.45%	0.55%	0.38%	0.23	%(D)	0.19%	0.25%	0.29%	0.33%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.55	%(D)	5.55%	3.25%	1.22%	2.10%	2.77%	1.45	%(D)	6.02%	3.69%	1.23%	2.09%	2.83%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:.	0.12	%(D)	0.12%	0.13%	0.14%	0.15%	0.14%	0.11	%(D)	0.11%	0.12%	0.13%	0.13%	0.13%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

11

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2020 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$10.35		$13.80	$12.66	$11.60	$10.52	$11.03

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.76	0.48	0.15	0.24	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	0.64		(3.01)	1.35	1.12	1.11	(0.48)

Total from Investment Operations	0.72		(2.25)	1.83	1.27	1.35	(0.17)

Less Distributions:
Net Investment Income	(0.08)		(0.76)	(0.48)	(0.15)	(0.24)	(0.32)
Net Realized Gains	(0.07)		(0.44)	(0.21)	(0.06)	(0.03)	(0.02)

Total Distributions	(0.15)		(1.20)	(0.69)	(0.21)	(0.27)	(0.34)

Net Asset Value, End of Period	$10.92		$10.35	$13.80	$12.66	$11.60	$10.52

Total Return	7.04	%(B)	(17.18%)	14.83%	11.11%	12.94%	(1.67%)

Net Assets, End of Period (thousands)	$101,579		$100,847	$131,477	$125,810	$120,380	$100,643
Ratio of Expenses to Average Net Assets *(C)	0.19	%(D)	0.19%	0.19%	0.20%	0.21%	0.21%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.19	%(D)	0.18%	0.20%	0.22%	0.25%	0.24%
Ratio of Net Investment Income to Average Net Assets	1.48	%(D)	6.20%	3.60%	1.27%	2.15%	2.77%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.13	%(D)	0.13%	0.13%	0.14%	0.15%	0.15%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

12

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, three of which, the Dimensional 2010 Target Date Retirement Income Fund, the Dimensional 2015 Target Date Retirement Income Fund, and the Dimensional 2020 Target Date Retirement Income Fund (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolios achieve their investment objectives by investing substantially all of their assets in other series of IDG and Dimensional Investment Group Inc. (“DIG”) (collectively, the “Underlying Funds”). The Portfolios may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of April 30, 2023, the Portfolios were the owners of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/23
Dimensional 2010 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	DFA Inflation-Protected Securities Portfolio (IDG)	—
	DFA One-Year Fixed Income Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—

Dimensional 2015 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	—
	DFA Inflation-Protected Securities Portfolio (IDG)	—

Dimensional 2020 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	4%
	DFA Inflation-Protected Securities Portfolio (IDG)	1%

13

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•

Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund and money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A valuation hierarchy is included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred

14

fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from investments in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Portfolio. For the six months ended April 30, 2023, each Portfolio did not pay a management fee to the Advisor for the services provided by the Advisor to the Portfolio. As a shareholder of the Underlying Funds, each Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

Effective February 28, 2019, pursuant to an Expense Assumption Agreement (the “Expense Assumption Agreement”) for each Portfolio, the Advisor has contractually agreed to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the expense limitation amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Expense Assumption Agreement for each Portfolio will remain in effect through February 28, 2024, and may only be terminated by the Fund’s Board of Directors prior to that date. The Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The net amount of expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2023, are reflected below (amounts in thousands). Prior to February 28, 2019, pursuant to a Fee Waiver and Expense Assumption Agreement for each Portfolio, the Advisor had contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the Expense Limitation Amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

15

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Dimensional 2010 Target Date Retirement Income Fund	0.06%	—	$11	$83
Dimensional 2015 Target Date Retirement Income Fund	0.06%	—	9	84
Dimensional 2020 Target Date Retirement Income Fund	0.06%	$1	4	35

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2023, the total related amount paid by the Fund to the CCO was $73 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Dimensional 2010 Target Date Retirement Income Fund	—
Dimensional 2015 Target Date Retirement Income Fund	—
Dimensional 2020 Target Date Retirement Income Fund	—

E. Purchases and Sales of Securities:

For the six months ended April 30, 2023, the Portfolios’ transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
Dimensional 2010 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$13,410	$1,690	$1,793	$(235)	$781	$13,853	1,231	$102	—
DFA One-Year Fixed Income Portfolio	2,668	792	473	(11)	41	3,017	298	27	—
U.S. Core Equity 1 Portfolio	1,614	259	321	12	34	1,598	51	11	$38
U.S. Large Company Portfolio	1,611	275	337	(6)	54	1,597	56	11	67
Large Cap International Portfolio	638	96	148	8	124	718	28	5	—
Emerging Markets Core Equity Portfolio	380	50	73	1	64	422	20	4	—
International Core Equity Portfolio	319	41	65	3	62	360	24	2	—

Total	$20,640	$3,203	$3,210	$(228)	$1,160	$21,565	1,708	$162	$105

16

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gain Distributions
Dimensional 2015 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$23,542	$3,291	$3,347	$(207)	$1,207	$24,486	2,177	$177	—
U.S. Large Company Portfolio	2,969	571	691	72	38	2,959	104	21	$123
U.S. Core Equity 1 Portfolio	2,978	530	657	73	26	2,950	93	20	67
DFA LTIP Portfolio	1,523	629	623	(134)	255	1,650	234	21	—
Large Cap International Portfolio	1,196	215	328	14	237	1,334	52	9	—
Emerging Markets Core Equity Portfolio	721	144	203	5	118	785	37	7	—
International Core Equity Portfolio	605	100	162	9	116	668	45	4	—

Total	$33,534	$5,480	$6,011	$(168)	$1,997	$34,832	2,742	$259	$190

Dimensional 2020 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$61,951	$6,862	$8,793	$(1,144)	$3,712	$62,588	5,563	$431	—
DFA LTIP Portfolio	13,498	1,913	3,033	(744)	1,874	13,508	1,919	156	—
U.S. Core Equity 1 Portfolio	9,007	1,290	1,940	362	(85)	8,634	273	58	$186
U.S. Large Company Portfolio	8,988	1,333	2,009	301	18	8,631	303	58	338
Large Cap International Portfolio	3,630	503	954	82	643	3,904	153	25	—
Emerging Markets Core Equity Portfolio	2,174	271	510	15	337	2,287	108	20	—
International Core Equity Portfolio	1,824	222	455	36	324	1,951	131	10	—

Total	$101,072	$12,394	$17,694	$(1,092)	$6,823	$101,503	8,450	$758	$524

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

17

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Dimensional 2010 Target Date Retirement Income Fund
2021	$668	$324	—	$992
2022	1,450	233	—	1,683
Dimensional 2015 Target Date Retirement Income Fund
2021	1,657	896	—	2,553
2022	2,487	1,035	—	3,522
Dimensional 2020 Target Date Retirement Income Fund
2021	4,726	2,066	—	6,792
2022	7,431	4,196	—	11,627

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional 2010 Target Date Retirement Income Fund	$(18)	—	$(18)
Dimensional 2015 Target Date Retirement Income Fund	(19)	$(9)	(28)
Dimensional 2020 Target Date Retirement Income Fund	(61)	(264)	(325)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional 2010 Target Date Retirement Income Fund	—	—	$(323)	$(249)	$(572)
Dimensional 2015 Target Date Retirement Income Fund	—	—	—	431	431
Dimensional 2020 Target Date Retirement Income Fund	—	$610	—	(3,143)	(2,533)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Dimensional 2010 Target Date Retirement Income Fund	$323	$323

During the year ended October 31, 2022, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

18

As of April 30, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional 2010 Target Date Retirement Income Fund	$20,800	$1,674	$(209)	$1,465
Dimensional 2015 Target Date Retirement Income Fund	32,421	3,451	(384)	3,067
Dimensional 2020 Target Date Retirement Income Fund	97,977	9,681	(3,666)	6,015

The difference between GAAP-basis and tax-basis unrealized appreciation (depreciation) can occur as a result of wash sales and other book to tax differences.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on December 27, 2023.

For the six months ended April 30, 2023, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2023
Dimensional 2010 Target Date Retirement Income Fund	5.09%	$61	31	—	$215	—
Dimensional 2015 Target Date Retirement Income Fund	4.87%	$117	33	$1	$356	—
Dimensional 2020 Target Date Retirement Income Fund	4.99%	237	39	1	1,003	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2023, that each Portfolio’s available line of credit was used.

19

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2023.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

J. Other:

As of April 30, 2023, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

20

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Dimensional 2010 Target Date Retirement Income Fund	7	85%
Dimensional 2015 Target Date Retirement Income Fund	9	83%
Dimensional 2020 Target Date Retirement Income Fund	6	81%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

21

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve month period beginning July 1st and ending June 30th.

22

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 23-24, 2023, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of sanctions regimes adopted by various government and regulatory bodies on Russian securities in response to the Russia-Ukraine conflict and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

23

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

24

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 19-20, 2022 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements (the “Management Agreements”) for each portfolio (collectively, the “Funds”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2022, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

25

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

26

DFA043023-014S 00286349

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
U.S. Large Cap Equity Portfolio	Series of Registrant

U.S. Targeted Value Portfolio	Series of Registrant

U.S. Small Cap Value Portfolio	Series of Registrant

U.S. Core Equity 1 Portfolio	Series of Registrant

U.S. Core Equity 2 Portfolio	Series of Registrant

U.S. Vector Equity Portfolio	Series of Registrant

U.S. Small Cap Portfolio	Series of Registrant

U.S. Micro Cap Portfolio	Series of Registrant

DFA Real Estate Securities Portfolio	Series of Registrant

Large Cap International Portfolio	Series of Registrant

International Core Equity Portfolio	Series of Registrant

DFA International Real Estate Securities Portfolio	Series of Registrant

DFA Global Real Estate Securities Portfolio	Series of Registrant

DFA International Small Cap Value Portfolio	Series of Registrant

International Vector Equity Portfolio	Series of Registrant

World ex U.S. Targeted Value Portfolio	Series of Registrant

World ex U.S. Core Equity Portfolio	Series of Registrant

Emerging Markets Core Equity Portfolio	Series of Registrant

U.S. High Relative Profitability Portfolio	Series of the Registrant

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
International High Relative Profitability Portfolio	Series of the Registrant

Emerging Markets Targeted Value Portfolio	Series of the Registrant

Emerging Markets ex China Core Equity Portfolio	Series of the Registrant

The U.S. Large Cap Value Series	Master fund for U.S. Large Cap Value Portfolio

The Japanese Small Company Series	Master fund for Japanese Small Company Portfolio

The Asia Pacific Small Company Series	Master fund for Asia Pacific Small Company Portfolio

The United Kingdom Small Company Series	Master fund for United Kingdom Small Company Portfolio

The Continental Small Company Series	Master fund for Continental Small Company Portfolio

The Emerging Markets Series	Master fund for Emerging Markets Portfolio

The Emerging Markets Small Cap Series	Master fund for Emerging Markets Small Cap Portfolio

Dimensional Emerging Markets Value Fund	Master fund for Emerging Markets Value Portfolio

U.S. Social Core Equity 2 Portfolio	Series of Registrant

U.S. Sustainability Core 1 Portfolio	Series of Registrant

U.S. Sustainability Targeted Value Portfolio	Series of Registrant

International Sustainability Core 1 Portfolio	Series of Registrant

International Social Core Equity Portfolio	Series of Registrant

Emerging Markets Social Core Equity Portfolio	Series of Registrant

Emerging Markets Sustainability Core 1 Portfolio	Series of Registrant

VA U.S. Targeted Value Portfolio	Series of Registrant

VA U.S. Large Value Portfolio	Series of Registrant

VA International Value Portfolio	Series of Registrant

VA International Small Portfolio	Series of Registrant

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
U.S. Large Cap Growth Portfolio	Series of Registrant

U.S. Small Cap Growth Portfolio	Series of Registrant

International Large Cap Growth Portfolio	Series of Registrant

International Small Cap Growth Portfolio	Series of Registrant

U.S. LARGE CAP EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.6%)
COMMUNICATION SERVICES — (8.5%)
	Activision Blizzard, Inc.	33,967	$2,639,576
*	Alphabet, Inc., Class A	263,444	28,278,079
*	Alphabet, Inc., Class C	234,319	25,358,002
	AT&T, Inc.	260,553	4,603,972
*	Charter Communications, Inc., Class A	5,189	1,913,184
	Comcast Corp., Class A	192,293	7,955,161
	Electronic Arts, Inc.	17,089	2,175,088
#*	Endeavor Group Holdings, Inc., Class A	7,973	205,544
	Fox Corp., Class A	18,977	631,175
	Fox Corp., Class B	9,190	280,663
	Interpublic Group of Cos., Inc.	48,814	1,744,124
*	Liberty Broadband Corp., Class A	2,108	178,189
*	Liberty Broadband Corp., Class C	8,740	740,977
*	Liberty Media Corp.-Liberty Formula One, Class A	1,915	124,054
*	Liberty Media Corp.-Liberty Formula One, Class C	14,506	1,047,188
*	Liberty Media Corp.-Liberty SiriusXM, Class A	8,443	237,248
*	Liberty Media Corp.-Liberty SiriusXM, Class C	17,636	492,750
*	Live Nation Entertainment, Inc.	7,530	510,383
*	Match Group, Inc.	8,718	321,694
*	Meta Platforms, Inc., Class A	99,762	23,974,804
*	Netflix, Inc.	11,850	3,909,670
	News Corp., Class A	32,133	565,862
	News Corp., Class B	17,470	310,093
	Omnicom Group, Inc.	21,759	1,970,713
	Paramount Global, Class A	4,394	116,265
	Paramount Global, Class B	44,917	1,047,914
*	Pinterest, Inc., Class A	23,644	543,812
*	ROBLOX Corp., Class A	12,728	453,117
*	Roku, Inc.	3,727	209,495
#	Sirius XM Holdings, Inc.	38,728	147,166
*	Snap, Inc., Class A	24,862	216,548
*	Spotify Technology SA.	5,364	716,630
*	Take-Two Interactive Software, Inc.	7,107	883,329
*	T-Mobile U.S., Inc.	26,178	3,767,014
*	Trade Desk, Inc., Class A	10,796	694,615
	Verizon Communications, Inc.	250,085	9,710,801
*	Walt Disney Co.	57,180	5,860,950
*	Warner Bros Discovery, Inc.	112,168	1,526,606
	Warner Music Group Corp., Class A	2,458	74,895
*	ZoomInfo Technologies, Inc.	1,314	28,790

TOTAL COMMUNICATION SERVICES			136,166,140

CONSUMER DISCRETIONARY — (10.2%)
	Advance Auto Parts, Inc.	6,492	814,941
*	Airbnb, Inc., Class A	3,838	459,293
*	Amazon.com, Inc.	376,141	39,664,068
*	Aptiv PLC	13,328	1,370,918
	Aramark	23,172	804,068
	Autoliv, Inc.	2,482	212,980
*	AutoZone, Inc.	656	1,747,131
	Bath & Body Works, Inc.	11,676	409,828
	Best Buy Co., Inc.	21,374	1,592,790
*	Booking Holdings, Inc.	1,637	4,397,489

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	BorgWarner, Inc.	24,939	$1,200,314
*	Burlington Stores, Inc.	1,554	299,627
*	Caesars Entertainment, Inc.	15,188	687,865
*	CarMax, Inc.	11,086	776,353
#*	Carnival Corp.	23,717	218,434
#*	Chewy, Inc., Class A	2,749	85,247
*	Chipotle Mexican Grill, Inc.	1,099	2,272,314
	Churchill Downs, Inc.	1,909	558,440
*	Crocs, Inc.	2,299	284,317
	Darden Restaurants, Inc.	6,141	933,002
*	Deckers Outdoor Corp.	2,348	1,125,490
	Dick’s Sporting Goods, Inc.	7,783	1,128,613
	Domino’s Pizza, Inc.	1,361	432,077
*	DoorDash, Inc., Class A	14,688	898,759
	DR Horton, Inc.	35,833	3,935,180
*	DraftKings, Inc., Class A	7,634	167,261
	eBay, Inc.	46,386	2,153,702
*	Etsy, Inc.	4,630	467,769
*	Expedia Group, Inc.	5,821	546,941
*	Five Below, Inc.	3,506	691,944
*	Floor & Decor Holdings, Inc., Class A	7,925	787,270
	Ford Motor Co.	145,104	1,723,836
	Garmin Ltd.	14,209	1,394,898
	General Motors Co.	60,444	1,997,070
	Genuine Parts Co.	10,106	1,700,941
	Hasbro, Inc.	13,563	803,201
	Hilton Worldwide Holdings, Inc.	9,339	1,345,003
	Home Depot, Inc.	41,719	12,538,228
*	Hyatt Hotels Corp., Class A	3,073	351,244
*	Las Vegas Sands Corp.	12,354	788,803
	Lear Corp.	5,632	718,981
	Lennar Corp., Class A	22,658	2,556,049
	Lennar Corp., Class B	1,823	178,326
	LKQ Corp.	27,616	1,594,272
	Lowe’s Cos., Inc.	20,999	4,364,222
*	Lululemon Athletica, Inc.	4,788	1,819,105
	Marriott International, Inc., Class A	11,952	2,023,952
	McDonald’s Corp.	24,973	7,385,765
	MGM Resorts International	18,488	830,481
	NIKE, Inc., Class B	44,993	5,701,513
*	NVR, Inc.	295	1,722,800
*	O’Reilly Automotive, Inc.	2,227	2,042,849
	Penske Automotive Group, Inc.	12,500	1,732,250
	Pool Corp.	2,189	769,039
	PulteGroup, Inc.	23,572	1,582,860
	Ralph Lauren Corp.	1,009	115,823
	Ross Stores, Inc.	16,583	1,769,904
*	Royal Caribbean Cruises Ltd.	7,900	516,897
	Service Corp. International	20,541	1,441,773
	Starbucks Corp.	40,229	4,597,772
	Tapestry, Inc.	27,799	1,134,477
*	Tesla, Inc.	81,710	13,425,770
	TJX Cos., Inc.	53,682	4,231,215
	Tractor Supply Co.	6,831	1,628,510
*	Ulta Beauty, Inc.	3,201	1,765,127
	Vail Resorts, Inc.	3,391	815,603
	VF Corp.	27,093	636,956
	Whirlpool Corp.	5,779	806,691
#	Williams-Sonoma, Inc.	8,562	1,036,344

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Wynn Resorts Ltd.	1,775	$202,847
	Yum! Brands, Inc.	9,486	1,333,542

TOTAL CONSUMER DISCRETIONARY			164,249,364

CONSUMER STAPLES — (7.4%)
	Albertsons Cos., Inc., Class A	8,917	186,365
	Altria Group, Inc.	56,799	2,698,520
	Archer-Daniels-Midland Co.	19,727	1,540,284
*	BJ’s Wholesale Club Holdings, Inc.	11,700	893,529
	Brown-Forman Corp., Class A	3,116	205,282
	Brown-Forman Corp., Class B	13,915	905,727
	Bunge Ltd.	13,483	1,262,009
	Campbell Soup Co.	21,365	1,160,120
	Casey’s General Stores, Inc.	2,576	589,440
*	Celsius Holdings, Inc.	1,534	146,604
	Church & Dwight Co., Inc.	14,507	1,408,920
	Clorox Co.	5,263	871,658
	Coca-Cola Co.	139,387	8,941,676
	Colgate-Palmolive Co.	35,583	2,839,523
	Conagra Brands, Inc.	33,550	1,273,558
	Constellation Brands, Inc., Class A	6,081	1,395,407
	Costco Wholesale Corp.	16,380	8,242,744
*	Coty, Inc., Class A	39,531	469,233
*	Darling Ingredients, Inc.	18,963	1,129,626
	Dollar General Corp.	8,903	1,971,658
*	Dollar Tree, Inc.	23,856	3,666,906
	Estee Lauder Cos., Inc., Class A	8,103	1,999,172
	General Mills, Inc.	26,209	2,322,904
	Hershey Co.	6,595	1,800,831
	Hormel Foods Corp.	36,869	1,490,982
	J M Smucker Co.	8,290	1,280,059
	Kellogg Co.	23,950	1,670,992
	Keurig Dr Pepper, Inc.	23,660	773,682
	Kimberly-Clark Corp.	12,559	1,819,674
	Kraft Heinz Co.	24,761	972,364
	Kroger Co.	91,614	4,455,189
	Lamb Weston Holdings, Inc.	9,433	1,054,704
	McCormick & Co., Inc.	12,474	1,095,841
	McCormick & Co., Inc.	612	53,060
	Molson Coors Beverage Co., Class B	9,470	563,276
	Mondelez International, Inc., Class A	47,658	3,656,322
*	Monster Beverage Corp.	22,868	1,280,608
	PepsiCo, Inc.	63,200	12,064,248
*	Performance Food Group Co.	13,200	827,508
	Philip Morris International, Inc.	53,008	5,299,210
	Procter & Gamble Co.	89,222	13,952,536
	Sysco Corp.	23,113	1,773,692
	Target Corp.	23,229	3,664,375
	Tyson Foods, Inc., Class A	25,906	1,618,866
*	U.S. Foods Holding Corp.	16,831	646,310
	Walgreens Boots Alliance, Inc.	42,673	1,504,223
	Walmart, Inc.	63,137	9,531,793

TOTAL CONSUMER STAPLES			118,971,210

ENERGY — (6.0%)
*	Antero Resources Corp.	33,351	766,739
	APA Corp.	14,486	533,809
	Baker Hughes Co.	51,860	1,516,386

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Cheniere Energy, Inc.	8,489	$1,298,817
	Chesapeake Energy Corp.	15,829	1,308,742
	Chevron Corp.	80,363	13,547,595
	ConocoPhillips.	69,272	7,127,396
	Coterra Energy, Inc.	72,604	1,858,662
	Devon Energy Corp.	62,810	3,355,938
	Diamondback Energy, Inc.	15,074	2,143,523
	EOG Resources, Inc.	33,415	3,992,090
	EQT Corp.	31,137	1,084,813
	Exxon Mobil Corp.	208,006	24,615,430
	Halliburton Co.	80,149	2,624,880
	Hess Corp.	16,202	2,350,262
	HF Sinclair Corp.	21,661	955,467
	Kinder Morgan, Inc.	71,747	1,230,461
	Marathon Oil Corp.	62,489	1,509,734
	Marathon Petroleum Corp.	29,033	3,542,026
	NOV, Inc.	27,487	460,407
	Occidental Petroleum Corp.	67,646	4,162,258
	ONEOK, Inc.	31,204	2,041,054
	Ovintiv, Inc.	31,458	1,135,005
	Phillips 66	17,787	1,760,913
	Pioneer Natural Resources Co.	10,475	2,278,836
	Schlumberger NV	62,223	3,070,705
	Targa Resources Corp.	13,951	1,053,719
	Texas Pacific Land Corp.	363	536,387
	Valero Energy Corp.	22,551	2,585,923
	Vitesse Energy, Inc.	739	13,598
	Williams Cos., Inc.	79,930	2,418,682

TOTAL ENERGY.			96,880,257

FINANCIALS — (13.7%)
	Aflac, Inc.	20,960	1,464,056
	Allstate Corp.	19,226	2,225,602
	Ally Financial, Inc.	38,862	1,025,180
	American Express Co.	31,456	5,075,111
	American Financial Group, Inc.	13,538	1,661,519
	American International Group, Inc.	51,593	2,736,493
	Ameriprise Financial, Inc.	6,505	1,984,806
	Aon PLC, Class A	7,027	2,285,040
	Apollo Global Management, Inc.	17,589	1,114,967
*	Arch Capital Group Ltd.	26,543	1,992,583
	Ares Management Corp., Class A	4,814	421,658
	Arthur J Gallagher & Co.	9,675	2,012,980
	Bank of America Corp.	246,054	7,204,461
	Bank of New York Mellon Corp.	27,444	1,168,840
*	Berkshire Hathaway, Inc., Class B	61,526	20,214,367
	BlackRock, Inc.	5,239	3,516,417
	Blackstone, Inc.	25,683	2,294,262
*	Block, Inc.	15,720	955,619
	Brown & Brown, Inc.	20,872	1,343,948
	Capital One Financial Corp.	16,983	1,652,446
	Carlyle Group, Inc.	24,872	754,368
	Cboe Global Markets, Inc.	8,205	1,146,239
	Charles Schwab Corp.	54,310	2,837,154
	Chubb Ltd.	14,375	2,897,425
	Cincinnati Financial Corp.	11,930	1,269,829
	Citigroup, Inc.	60,757	2,859,832
	Citizens Financial Group, Inc.	29,073	899,519
	CME Group, Inc.	12,698	2,358,907

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	CNA Financial Corp.	4,083	$158,870
*	Coinbase Global, Inc., Class A	1,100	59,169
	Commerce Bancshares, Inc.	13,482	752,970
	Cullen/Frost Bankers, Inc.	4,142	456,656
	Discover Financial Services	32,014	3,312,489
	East West Bancorp, Inc.	11,617	600,483
	Equitable Holdings, Inc.	38,759	1,007,346
	Erie Indemnity Co., Class A	1,552	337,296
	Everest Re Group Ltd.	2,916	1,102,248
	F&G Annuities & Life, Inc.	2,683	49,179
	FactSet Research Systems, Inc.	1,691	696,168
	Fidelity National Financial, Inc.	42,479	1,507,580
	Fidelity National Information Services, Inc.	18,623	1,093,543
	Fifth Third Bancorp	48,790	1,278,298
	First Citizens BancShares, Inc., Class A	862	868,189
	First Horizon Corp.	52,153	915,285
*	Fiserv, Inc.	20,623	2,518,481
*	FleetCor Technologies, Inc.	4,575	978,684
#	Franklin Resources, Inc.	16,632	447,068
	Global Payments, Inc.	13,611	1,534,096
	Globe Life, Inc.	9,864	1,070,441
	Goldman Sachs Group, Inc.	11,610	3,987,338
	Hartford Financial Services Group, Inc.	30,658	2,176,411
	Huntington Bancshares, Inc.	90,043	1,008,482
	Interactive Brokers Group, Inc., Class A	2,406	187,307
	Intercontinental Exchange, Inc.	18,862	2,054,638
	Invesco Ltd.	9,674	165,716
	Jack Henry & Associates, Inc.	3,976	649,440
	Jefferies Financial Group, Inc.	6,280	201,148
	JPMorgan Chase & Co.	108,436	14,990,193
	KeyCorp	60,421	680,340
	Kinsale Capital Group, Inc.	711	232,291
	KKR & Co., Inc.	18,869	1,001,378
	Loews Corp.	17,071	982,777
	LPL Financial Holdings, Inc.	4,741	990,110
	M&T Bank Corp.	9,905	1,246,049
*	Markel Corp.	959	1,312,420
	MarketAxess Holdings, Inc.	2,035	647,883
	Marsh & McLennan Cos., Inc.	19,603	3,532,265
	Mastercard, Inc., Class A	38,147	14,497,004
	MetLife, Inc.	23,135	1,418,870
	Moody’s Corp.	7,051	2,207,809
	Morgan Stanley	48,723	4,383,608
	Morningstar, Inc.	3,764	671,159
	MSCI, Inc.	2,761	1,332,044
	Nasdaq, Inc.	29,103	1,611,433
	Northern Trust Corp.	15,729	1,229,379
	Old Republic International Corp.	17,100	432,117
*	PayPal Holdings, Inc.	33,458	2,542,808
	PNC Financial Services Group, Inc.	13,946	1,816,466
	Principal Financial Group, Inc.	20,000	1,493,800
	Progressive Corp.	17,380	2,370,632
	Prudential Financial, Inc.	30,726	2,673,162
	Raymond James Financial, Inc.	19,609	1,775,203
	Regions Financial Corp.	74,541	1,361,119
	Reinsurance Group of America, Inc.	10,920	1,554,134
	RenaissanceRe Holdings Ltd.	2,053	442,237
*	Robinhood Markets, Inc., Class A	31,027	274,589
#*	Rocket Cos., Inc., Class A	9,767	87,024

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	S&P Global, Inc.	11,055	$4,008,322
	SEI Investments Co.	18,771	1,105,800
	State Street Corp.	26,967	1,948,635
	Synchrony Financial	49,494	1,460,568
	T Rowe Price Group, Inc.	14,676	1,648,555
#*	Toast, Inc., Class A	11,923	216,999
	Tradeweb Markets, Inc., Class A	6,784	477,661
	Travelers Cos., Inc.	14,953	2,708,586
	Truist Financial Corp.	47,039	1,532,531
	U.S. Bancorp	50,369	1,726,649
	Unum Group	25,182	1,062,680
#	Visa, Inc., Class A	64,047	14,905,658
	W R Berkley Corp.	22,549	1,328,587
	Webster Financial Corp.	17,500	652,750
	Wells Fargo & Co.	119,523	4,751,039
	Willis Towers Watson PLC	8,655	2,004,498

TOTAL FINANCIALS			219,878,468

HEALTH CARE — (14.2%)
	Abbott Laboratories	62,251	6,876,868
	AbbVie, Inc.	81,196	12,270,340
	Agilent Technologies, Inc.	10,805	1,463,321
#*	agilon health, Inc.	1,688	40,968
*	Align Technology, Inc.	2,691	875,382
*	Alnylam Pharmaceuticals, Inc.	2,986	594,811
	AmerisourceBergen Corp.	6,986	1,165,614
	Amgen, Inc.	24,239	5,811,058
*	Apellis Pharmaceuticals, Inc.	1,264	105,456
*	Avantor, Inc.	39,036	760,421
	Baxter International, Inc.	28,681	1,367,510
	Becton Dickinson & Co.	10,071	2,661,866
*	Biogen, Inc.	6,528	1,986,013
*	BioMarin Pharmaceutical, Inc.	11,388	1,093,704
*	Bio-Rad Laboratories, Inc., Class A	1,741	784,825
	Bio-Techne Corp.	6,217	496,614
*	Boston Scientific Corp.	49,354	2,572,331
	Bristol-Myers Squibb Co.	105,905	7,071,277
	Bruker Corp.	15,710	1,243,132
	Cardinal Health, Inc.	10,174	835,285
*	Catalent, Inc.	15,212	762,425
*	Centene Corp.	24,227	1,669,967
*	Charles River Laboratories International, Inc.	4,149	788,808
	Chemed Corp.	1,200	661,500
	Cigna Group	11,209	2,839,128
††	Contra Abiomed, Inc.	2,233	34,857
	Cooper Cos., Inc.	2,424	924,635
	CVS Health Corp.	44,233	3,242,721
	Danaher Corp.	24,535	5,812,587
*	DaVita, Inc.	9,824	887,697
	DENTSPLY SIRONA, Inc.	8,498	356,321
*	DexCom, Inc.	9,544	1,158,069
*	Edwards Lifesciences Corp.	17,420	1,532,612
	Elevance Health, Inc.	10,294	4,824,283
	Eli Lilly & Co.	36,750	14,547,855
*	Exact Sciences Corp.	6,175	395,632
*	GE HealthCare Technologies, Inc.	6,206	504,796
	Gilead Sciences, Inc.	75,102	6,174,135
	HCA Healthcare, Inc.	8,770	2,519,884
*	Henry Schein, Inc.	13,610	1,099,824

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Hologic, Inc.	22,842	$1,964,640
*	Horizon Therapeutics PLC	16,733	1,860,040
	Humana, Inc.	5,082	2,695,950
*	IDEXX Laboratories, Inc.	3,987	1,962,242
*	Illumina, Inc.	5,052	1,038,489
*	Incyte Corp.	15,787	1,174,711
*	Insulet Corp.	1,723	547,983
*	Intuitive Surgical, Inc.	9,725	2,929,365
*	IQVIA Holdings, Inc.	9,712	1,828,090
*	Jazz Pharmaceuticals PLC	8,305	1,166,603
	Johnson & Johnson	112,109	18,352,243
	Laboratory Corp. of America Holdings	7,957	1,803,932
*	Masimo Corp.	2,139	404,570
	McKesson Corp.	4,817	1,754,544
	Medtronic PLC	41,709	3,793,434
	Merck & Co., Inc.	127,000	14,664,690
*	Mettler-Toledo International, Inc.	803	1,197,675
*	Moderna, Inc.	15,874	2,109,496
*	Molina Healthcare, Inc.	3,901	1,162,069
*	Neurocrine Biosciences, Inc.	3,826	386,579
#*	Novocure Ltd.	2,076	136,808
*	Penumbra, Inc.	1,006	285,825
	PerkinElmer, Inc.	6,423	838,137
	Pfizer, Inc.	274,999	10,694,711
	Quest Diagnostics, Inc.	10,300	1,429,743
*	Regeneron Pharmaceuticals, Inc.	4,764	3,819,728
*	Repligen Corp.	3,917	593,935
	ResMed, Inc.	5,315	1,280,702
	Royalty Pharma PLC, Class A	19,043	669,361
*	Sarepta Therapeutics, Inc.	2,275	279,302
*	Seagen, Inc.	5,271	1,054,200
#*	Shockwave Medical, Inc.	1,392	403,903
	STERIS PLC	7,072	1,333,426
	Stryker Corp.	10,433	3,126,248
	Teleflex, Inc.	2,812	766,326
	Thermo Fisher Scientific, Inc.	15,127	8,393,972
*	United Therapeutics Corp.	4,400	1,012,572
	UnitedHealth Group, Inc.	34,736	17,093,238
	Universal Health Services, Inc., Class B	3,621	544,417
*	Veeva Systems, Inc., Class A	4,424	792,250
*	Vertex Pharmaceuticals, Inc.	9,119	3,107,117
	Viatris, Inc.	57,635	537,735
*	Waters Corp.	2,690	807,968
	West Pharmaceutical Services, Inc.	2,654	958,731
	Zimmer Biomet Holdings, Inc.	8,833	1,222,841
	Zoetis, Inc.	18,191	3,197,614

TOTAL HEALTH CARE			227,992,687

INDUSTRIALS — (10.8%)
	3M Co.	21,736	2,308,798
	AECOM	11,249	934,230
	AGCO Corp.	7,015	869,439
	Allegion PLC	8,851	977,859
#*	American Airlines Group, Inc.	35,712	487,112
	AMETEK, Inc.	17,254	2,379,844
	AO Smith Corp.	13,701	935,641
	Automatic Data Processing, Inc.	19,128	4,208,160
*	Avis Budget Group, Inc.	254	44,874
*	Axon Enterprise, Inc.	2,386	502,754

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
	INDUSTRIALS — (Continued)
*	Boeing Co.	20,058	$4,147,593
	Booz Allen Hamilton Holding Corp.	6,553	627,253
	Broadridge Financial Solutions, Inc.	6,452	938,185
*	Builders FirstSource, Inc.	23,377	2,215,438
	Carlisle Cos., Inc.	3,294	711,010
	Carrier Global Corp.	65,734	2,748,996
	Caterpillar, Inc.	23,334	5,105,479
*	Ceridian HCM Holding, Inc.	9,635	611,630
	CH Robinson Worldwide, Inc.	10,105	1,019,291
	Cintas Corp.	3,641	1,659,459
*	Copart, Inc.	27,257	2,154,666
*	CoStar Group, Inc.	21,040	1,619,028
	CSX Corp.	103,942	3,184,783
	Cummins, Inc.	12,538	2,946,932
	Deere & Co.	14,121	5,338,020
*	Delta Air Lines, Inc.	43,625	1,496,774
	Dover Corp.	9,740	1,423,598
	Eaton Corp. PLC	14,317	2,392,657
	Emerson Electric Co.	20,298	1,690,012
	Equifax, Inc.	8,509	1,773,105
	Expeditors International of Washington, Inc.	13,235	1,506,672
	Fastenal Co.	29,308	1,577,943
	FedEx Corp.	13,476	3,069,563
	Fortive Corp.	24,937	1,573,275
	Fortune Brands Innovations, Inc.	12,825	829,649
	General Dynamics Corp.	10,072	2,199,121
	General Electric Co.	18,619	1,842,722
	Genpact Ltd.	18,844	839,500
	Graco, Inc.	11,855	939,983
	HEICO Corp.	1,837	309,792
	HEICO Corp., Class A	2,697	362,018
	Honeywell International, Inc.	23,846	4,765,385
	Howmet Aerospace, Inc.	26,972	1,194,590
	Hubbell, Inc.	3,796	1,022,339
	Huntington Ingalls Industries, Inc.	3,466	698,954
	IDEX Corp.	4,354	898,317
	Illinois Tool Works, Inc.	14,082	3,406,999
	Ingersoll Rand, Inc.	29,247	1,667,664
	Jacobs Solutions, Inc.	9,377	1,082,668
	JB Hunt Transport Services, Inc.	8,635	1,513,629
	Johnson Controls International PLC	24,292	1,453,633
	Knight-Swift Transportation Holdings, Inc.	20,768	1,169,654
	L3Harris Technologies, Inc.	7,671	1,496,996
	Leidos Holdings, Inc.	12,144	1,132,550
	Lennox International, Inc.	1,509	425,402
	Lincoln Electric Holdings, Inc.	903	151,523
	Lockheed Martin Corp.	10,538	4,894,374
	Masco Corp.	7,236	387,198
*	Middleby Corp.	3,201	450,957
	Nordson Corp.	3,436	743,241
	Norfolk Southern Corp.	11,222	2,278,403
	Northrop Grumman Corp.	5,251	2,422,129
	Old Dominion Freight Line, Inc.	5,552	1,778,805
	Otis Worldwide Corp.	13,947	1,189,679
	Owens Corning	12,012	1,283,002
	PACCAR, Inc.	36,850	2,752,327
	Parker-Hannifin Corp.	10,375	3,370,630
	Paychex, Inc.	13,536	1,487,065
*	Paycom Software, Inc.	2,244	651,590

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Paylocity Holding Corp.	2,600	$502,554
	Pentair PLC	21,752	1,263,356
	Quanta Services, Inc.	12,289	2,084,706
	Raytheon Technologies Corp.	50,121	5,007,088
	Regal Rexnord Corp.	5,531	719,915
	Republic Services, Inc.	14,404	2,083,107
	Robert Half International, Inc.	8,180	597,140
	Rockwell Automation, Inc.	5,091	1,442,840
	Rollins, Inc.	15,673	662,184
	Sensata Technologies Holding PLC	13,780	598,741
	Snap-on, Inc.	5,139	1,333,108
	Southwest Airlines Co.	34,300	1,038,947
	SS&C Technologies Holdings, Inc.	15,765	922,883
	Stanley Black & Decker, Inc.	11,189	966,058
	Tetra Tech, Inc.	4,200	581,154
	Textron, Inc.	16,164	1,082,018
	Toro Co.	10,242	1,067,831
	Trane Technologies PLC	10,282	1,910,498
	TransDigm Group, Inc.	1,949	1,490,985
	TransUnion	9,035	621,698
*	Uber Technologies, Inc.	29,580	918,459
#	U-Haul Holding Co.	2,400	146,544
	U-Haul Holding Co.	24,100	1,303,810
	Union Pacific Corp.	27,984	5,476,469
*	United Airlines Holdings, Inc.	12,349	540,886
	United Parcel Service, Inc., Class B	32,630	5,867,200
	United Rentals, Inc.	8,970	3,239,157
	Verisk Analytics, Inc.	6,169	1,197,465
	Waste Management, Inc.	17,006	2,823,846
#	Watsco, Inc.	2,383	825,424
	Westinghouse Air Brake Technologies Corp.	13,555	1,323,917
*	WillScot Mobile Mini Holdings Corp.	23,145	1,050,783
	WW Grainger, Inc.	3,240	2,253,647
	Xylem, Inc.	10,338	1,073,498

TOTAL INDUSTRIALS			172,290,477

INFORMATION TECHNOLOGY — (22.3%)
	Accenture PLC, Class A	26,455	7,415,072
*	Adobe, Inc.	17,341	6,547,268
*	Advanced Micro Devices, Inc.	54,976	4,913,205
*	Akamai Technologies, Inc.	14,245	1,167,663
*	Allegro MicroSystems, Inc.	1,184	42,352
	Amdocs Ltd.	16,085	1,467,756
	Amphenol Corp., Class A	25,376	1,915,127
	Analog Devices, Inc.	18,365	3,303,496
*	ANSYS, Inc.	4,116	1,292,095
	Apple, Inc.	480,027	81,451,151
	Applied Materials, Inc.	32,663	3,691,899
*	Arista Networks, Inc.	7,496	1,200,559
*	Aspen Technology, Inc.	3,283	581,091
*	Atlassian Corp., Class A	3,630	536,006
*	Autodesk, Inc.	9,105	1,773,563
	Bentley Systems, Inc., Class B	7,957	338,650
*	Bills Holdings, Inc.	3,754	288,345
*	Black Knight, Inc.	11,932	651,964
	Broadcom, Inc.	19,205	12,031,932
*	Cadence Design Systems, Inc.	9,306	1,949,142
	CDW Corp.	6,151	1,043,148
*	Ciena Corp.	15,092	694,836

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Cisco Systems, Inc.	175,806	$8,306,833
#*	Cloudflare, Inc., Class A	3,637	171,121
	Cognex Corp.	9,379	447,285
	Cognizant Technology Solutions Corp., Class A	36,029	2,151,292
	Corning, Inc.	69,592	2,311,846
*	Crowdstrike Holdings, Inc., Class A	4,868	584,403
*	Datadog, Inc., Class A	4,330	291,755
	Dell Technologies, Inc., Class C	8,265	359,445
*	DocuSign, Inc.	4,816	238,103
	Dolby Laboratories, Inc., Class A	6,404	535,951
*	Dropbox, Inc., Class A	10,423	212,004
*	Dynatrace, Inc.	8,589	363,143
*	Enphase Energy, Inc.	4,650	763,530
	Entegris, Inc.	7,773	582,353
*	EPAM Systems, Inc.	2,400	677,856
*	F5, Inc.	6,243	838,809
*	Fair Isaac Corp.	1,125	818,944
*	First Solar, Inc.	7,786	1,421,568
*	Flex Ltd.	52,100	1,071,697
*	Fortinet, Inc.	24,244	1,528,584
*	Gartner, Inc.	2,756	833,580
	Gen Digital, Inc.	22,329	394,553
*	GoDaddy, Inc., Class A	5,302	401,255
	Hewlett Packard Enterprise Co.	91,810	1,314,719
	HP, Inc.	36,905	1,096,448
*	HubSpot, Inc.	1,208	508,508
	Intel Corp.	144,743	4,495,718
	International Business Machines Corp.	43,820	5,539,286
	Intuit, Inc.	7,577	3,363,809
	Jabil, Inc.	23,278	1,819,176
	Juniper Networks, Inc.	40,396	1,217,939
*	Keysight Technologies, Inc.	9,163	1,325,336
	KLA Corp.	6,281	2,427,858
	Lam Research Corp.	6,255	3,278,120
*	Lattice Semiconductor Corp.	9,435	751,970
*	Manhattan Associates, Inc.	1,874	310,484
	Marvell Technology, Inc.	39,097	1,543,550
	Microchip Technology, Inc.	28,855	2,106,126
	Micron Technology, Inc.	46,897	3,018,291
	Microsoft Corp.	276,759	85,036,970
*	MongoDB, Inc.	1,556	373,378
	Monolithic Power Systems, Inc.	1,525	704,504
	Motorola Solutions, Inc.	6,025	1,755,685
	NetApp, Inc.	11,183	703,299
	NVIDIA Corp.	72,084	20,002,589
	NXP Semiconductors NV	10,711	1,753,819
*	Okta, Inc.	4,590	314,553
*	ON Semiconductor Corp.	34,453	2,479,238
	Oracle Corp.	55,977	5,302,141
*	Palantir Technologies, Inc., Class A	58,655	454,576
*	Palo Alto Networks, Inc.	7,398	1,349,839
#*	Procore Technologies, Inc.	835	44,597
*	PTC, Inc.	6,265	788,074
*	Pure Storage, Inc., Class A	15,710	358,659
*	Qorvo, Inc.	10,024	923,010
	QUALCOMM, Inc.	52,811	6,168,325
#*	Qualtrics International, Inc., Class A	11,435	205,030
	Roper Technologies, Inc.	3,778	1,718,159
*	Salesforce, Inc.	32,588	6,464,482

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Samsara, Inc., Class A	6,978	$125,953
	Seagate Technology Holdings PLC	8,085	475,155
*	ServiceNow, Inc.	4,528	2,080,254
	Skyworks Solutions, Inc.	8,981	951,088
*	Snowflake, Inc., Class A	3,815	564,925
*	SolarEdge Technologies, Inc.	1,688	482,143
*	Splunk, Inc.	3,957	341,252
*	Synopsys, Inc.	4,293	1,594,077
	TD SYNNEX Corp.	7,250	645,540
	TE Connectivity Ltd.	14,200	1,737,654
*	Teledyne Technologies, Inc.	3,310	1,371,664
	Teradyne, Inc.	11,940	1,091,077
	Texas Instruments, Inc.	38,442	6,427,502
*	Trimble, Inc.	17,675	832,492
*	Twilio, Inc., Class A	7,382	388,367
*	Tyler Technologies, Inc.	1,743	660,649
*	UiPath, Inc., Class A	17,382	244,739
*	Unity Software, Inc.	17,567	473,782
*	VeriSign, Inc.	3,746	830,863
*	VMware, Inc., Class A	7,951	994,114
*	Western Digital Corp.	26,139	900,227
#*	Wolfspeed, Inc.	8,681	404,101
*	Workday, Inc., Class A	3,528	656,702
*	Zebra Technologies Corp., Class A	3,118	898,078
*	Zoom Video Communications, Inc., Class A	10,259	630,210
*	Zscaler, Inc.	2,717	244,802

TOTAL INFORMATION TECHNOLOGY			356,667,905

MATERIALS — (4.0%)
	Air Products & Chemicals, Inc.	8,086	2,380,195
	Albemarle Corp.	6,251	1,159,310
	Alcoa Corp.	10,913	405,309
	Amcor PLC	141,765	1,555,162
	AptarGroup, Inc.	8,457	1,002,239
	Avery Dennison Corp.	4,736	826,337
	Ball Corp.	19,115	1,016,536
	Berry Global Group, Inc.	7,192	415,770
	Celanese Corp.	15,715	1,669,562
	CF Industries Holdings, Inc.	16,618	1,189,516
*	Cleveland-Cliffs, Inc.	52,837	812,633
	Corteva, Inc.	25,393	1,552,020
	Crown Holdings, Inc.	14,348	1,230,771
	Dow, Inc.	43,139	2,346,762
	DuPont de Nemours, Inc.	18,431	1,285,009
	Eastman Chemical Co.	15,556	1,310,904
	Ecolab, Inc.	9,119	1,530,533
	FMC Corp.	8,248	1,019,288
	Freeport-McMoRan, Inc.	84,923	3,219,431
	International Flavors & Fragrances, Inc.	11,034	1,069,857
	International Paper Co.	30,074	995,750
	Linde PLC	18,643	6,887,656
	LyondellBasell Industries NV, Class A	41,038	3,882,605
	Martin Marietta Materials, Inc.	4,677	1,698,686
	Mosaic Co.	28,274	1,211,541
	Newmont Corp.	35,737	1,693,934
	Nucor Corp.	20,037	2,969,083
	Olin Corp.	20,985	1,162,569
	Packaging Corp. of America	12,009	1,624,337
	PPG Industries, Inc.	14,198	1,991,412

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Reliance Steel & Aluminum Co.	8,877	$2,199,721
	Royal Gold, Inc.	2,975	394,009
	RPM International, Inc.	12,571	1,031,199
	Sherwin-Williams Co.	11,093	2,635,031
	Southern Copper Corp.	5,635	432,937
	Steel Dynamics, Inc.	26,812	2,787,107
	Vulcan Materials Co.	9,940	1,740,693
	Westlake Corp.	6,774	770,746
	WestRock Co.	24,602	736,338

TOTAL MATERIALS			63,842,498

REAL ESTATE — (0.2%)
*	CBRE Group, Inc., Class A	27,838	2,134,061
*	Jones Lang LaSalle, Inc.	983	136,676
*	Zillow Group, Inc., Class A	5,703	243,975
*	Zillow Group, Inc., Class C	5,195	226,190

TOTAL REAL ESTATE			2,740,902

UTILITIES — (2.3%)
	AES Corp.	21,998	520,473
	Alliant Energy Corp.	8,692	479,277
	Ameren Corp.	8,985	799,395
	American Electric Power Co., Inc.	17,907	1,654,965
	American Water Works Co., Inc.	6,163	913,665
	Atmos Energy Corp.	5,126	585,082
#	Avangrid, Inc.	2,608	104,998
#	Brookfield Renewable Corp., Class A	12,100	404,261
	CenterPoint Energy, Inc.	22,462	684,417
	CMS Energy Corp.	10,354	644,640
	Consolidated Edison, Inc.	12,644	1,245,055
	Constellation Energy Corp.	11,780	911,772
	Dominion Energy, Inc.	28,952	1,654,317
	DTE Energy Co.	6,698	752,922
	Duke Energy Corp.	26,406	2,611,025
	Edison International	8,123	597,853
	Entergy Corp.	7,258	780,816
	Essential Utilities, Inc.	9,352	399,330
	Evergy, Inc.	7,152	444,211
	Eversource Energy	11,615	901,440
	Exelon Corp.	33,009	1,400,902
	FirstEnergy Corp.	20,207	804,239
	NextEra Energy, Inc.	68,409	5,242,182
	NiSource, Inc.	14,351	408,429
	NRG Energy, Inc.	12,308	420,564
	OGE Energy Corp.	13,861	520,342
*	PG&E Corp.	45,405	776,880
	Pinnacle West Capital Corp.	1,600	125,536
	PPL Corp.	18,293	525,375
	Public Service Enterprise Group, Inc.	16,884	1,067,069
	Sempra Energy	11,302	1,757,348
	Southern Co.	36,657	2,696,122
	UGI Corp.	5,647	191,320
	Vistra Corp.	60,172	1,435,704
	WEC Energy Group, Inc.	10,814	1,039,982

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
Xcel Energy, Inc.	19,412	$1,357,093

TOTAL UTILITIES		36,859,001

TOTAL COMMON STOCKS Cost ($796,237,056)		1,596,538,909

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 4.760%	2,306,002	2,306,002

SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	343,332	3,971,317

TOTAL INVESTMENTS — (100.0%) (Cost $802,513,819)		$1,602,816,228

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$136,166,140	—	—		$136,166,140
Consumer Discretionary	164,249,364	—	—		164,249,364
Consumer Staples.	118,971,210	—	—		118,971,210
Energy	96,880,257	—	—		96,880,257
Financials	219,878,468	—	—		219,878,468
Health Care	227,957,830	—	$34,857		227,992,687
Industrials	172,290,477	—	—		172,290,477
Information Technology	356,667,905	—	—		356,667,905
Materials	63,842,498	—	—		63,842,498
Real Estate	2,740,902	—	—		2,740,902
Utilities	36,859,001	—	—		36,859,001
Temporary Cash Investments	2,306,002	—	—		2,306,002
Securities Lending Collateral	—	$3,971,317	—		3,971,317

TOTAL	$1,598,810,054	$3,971,317	$34,857	^	$1,602,816,228

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS
April 30, 2023

(Unaudited)

		Shares	Value†
COMMON STOCKS — (93.5%)
COMMUNICATION SERVICES — (2.6%)
*	AMC Networks, Inc., Class A	287,857	$5,092,190
#*	Angi, Inc.	23,341	53,684
	ATN International, Inc.	147,831	5,347,047
*	Bandwidth, Inc., Class A	123,144	1,498,662
*	Beasley Broadcast Group, Inc., Class A	19,773	19,180
*	Boston Omaha Corp., Class A	162,186	3,318,326
*	Bumble, Inc., Class A	140,259	2,554,116
	Cable One, Inc.	225	170,642
*	Cargurus, Inc.	73,296	1,204,986
#*	Cars.com, Inc.	558,620	10,932,193
#*	comScore, Inc.	248,496	250,981
*	Consolidated Communications Holdings, Inc.	879,339	3,403,042
#*	Cumulus Media, Inc., Class A	99,089	348,298
*	Daily Journal Corp.	1,967	537,286
#	DallasNews Corp.	38,373	164,620
*	DHI Group, Inc.	484,547	1,778,288
#*	DISH Network Corp., Class A	266,959	2,004,862
#*	EchoStar Corp., Class A	325,812	5,561,611
	Entravision Communications Corp., Class A	706,613	4,416,331
*	EW Scripps Co., Class A	776,292	6,544,142
*	FG Group Holdings, Inc.	177,578	344,501
#*	Frontier Communications Parent, Inc.	359,338	8,099,479
*	Gaia, Inc.	86,886	264,133
#*	Gannett Co., Inc.	408,911	776,931
	Gray Television, Inc.	948,936	7,316,297
#*	iHeartMedia, Inc., Class A	10,034	34,818
#*	IMAX Corp.	215,348	4,511,541
*	Integral Ad Science Holding Corp.	80,320	1,263,434
#	John Wiley & Sons, Inc., Class A	256,699	9,900,880
	John Wiley & Sons, Inc., Class B	455	17,367
*	Lee Enterprises, Inc.	6,720	77,414
#*	Liberty Latin America Ltd., Class A	385,087	3,415,722
#*	Liberty Latin America Ltd., Class C	1,433,652	12,730,830
*	Liberty Media Corp.-Liberty SiriusXM, Class A	8,622	242,278
*	Liberty Media Corp.-Liberty SiriusXM, Class C	15,305	427,622
#*	Lions Gate Entertainment Corp., Class A	416,149	4,785,714
#*	Lions Gate Entertainment Corp., Class B	430,132	4,589,508
#	Lumen Technologies, Inc.	1,346,691	3,191,658
#*	Madison Square Garden Entertainment Corp.	158,837	5,125,670
#*	Magnite, Inc.	343,074	3,224,896
#	Marcus Corp.	275,784	4,831,736
	News Corp., Class A	1,429,276	25,169,550
#	News Corp., Class B	745,868	13,239,157
#	Nexstar Media Group, Inc.	313,260	54,334,947
#	Paltalk, Inc.	5,029	9,354
#*	PubMatic, Inc., Class A	170,498	2,329,003
*	QuinStreet, Inc.	462,284	5,135,975
#*	Reading International, Inc., Class A	29,029	93,764
	Saga Communications, Inc., Class A	43,315	963,759
*	Salem Media Group, Inc.	23,272	23,970
#	Scholastic Corp.	353,759	13,609,109
#	Shenandoah Telecommunications Co.	164,724	3,427,906
#	Sinclair Broadcast Group, Inc., Class A	153,064	3,044,443

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Sphere Entertainment Co.	158,837	$4,469,673
	Spok Holdings, Inc.	178,249	2,179,985
	TEGNA, Inc.	1,150,047	19,665,804
	Telephone & Data Systems, Inc.	864,058	8,640,580
#*	Thryv Holdings, Inc.	220,012	4,941,470
	Townsquare Media, Inc., Class A	60,457	571,923
*	TrueCar, Inc.	974,892	2,505,472
#*	U.S. Cellular Corp.	410,530	8,719,657
*	Urban One, Inc.	258,944	1,504,465
*	Urban One, Inc.	56,088	400,468
#*	WideOpenWest, Inc.	142,429	1,627,963
*	Yelp, Inc.	247,255	7,397,870
#*	Ziff Davis, Inc.	18,736	1,370,351

TOTAL COMMUNICATION SERVICES.			315,749,534

CONSUMER DISCRETIONARY — (13.9%)
#*	1-800-Flowers.com, Inc., Class A	197,691	1,820,734
*	1stdibs.com, Inc.	67,898	255,296
*	2U, Inc.	127,063	703,929
	Aaron’s Co., Inc.	184,016	2,456,614
*	Abercrombie & Fitch Co., Class A	440,046	10,358,683
#	Academy Sports & Outdoors, Inc.	384,838	24,444,910
#	Acushnet Holdings Corp.	138,107	6,923,304
*	Adient PLC	766,719	28,322,600
#	ADT, Inc.	841,418	5,637,501
*	Adtalem Global Education, Inc.	518,580	21,038,791
	AMCON Distributing Co.	2,433	450,105
*	American Axle & Manufacturing Holdings, Inc.	884,372	6,323,260
#	American Eagle Outfitters, Inc.	1,546,410	20,706,430
*	American Outdoor Brands, Inc.	150,497	1,345,443
#*	American Public Education, Inc.	170,586	972,340
#*	America’s Car-Mart, Inc.	70,866	5,696,918
#	Ark Restaurants Corp.	41,445	724,459
#*	Asbury Automotive Group, Inc.	77,240	14,942,850
	Autoliv, Inc.	4,564	391,637
#*	AutoNation, Inc.	505,011	66,509,949
*	Barnes & Noble Education, Inc.	428,493	668,449
	Bassett Furniture Industries, Inc.	99,063	1,421,554
*	Beazer Homes USA, Inc.	145,760	3,106,146
	Big 5 Sporting Goods Corp.	30,819	242,854
#	Big Lots, Inc.	327,161	2,941,177
*	Biglari Holdings, Inc., Class A	957	827,374
*	Biglari Holdings, Inc., Class B	16,939	2,933,835
*	BJ’s Restaurants, Inc.	246,861	8,032,857
*	Boot Barn Holdings, Inc.	49,447	3,583,424
	BorgWarner, Inc.	1,734,241	83,469,019
	Brunswick Corp.	31,252	2,649,857
	Build-A-Bear Workshop, Inc.	160,459	3,722,649
#	Caleres, Inc.	372,785	8,499,498
*	Capri Holdings Ltd.	512,888	21,284,852
#*	CarParts.com, Inc.	153,581	727,974
	Carriage Services, Inc.	47,852	1,373,831
*	Carrols Restaurant Group, Inc.	199,500	768,075
#	Cato Corp., Class A	214,174	1,766,935
*	Cavco Industries, Inc.	71,124	21,352,847
*	Century Casinos, Inc.	18,388	129,452
#	Century Communities, Inc.	339,013	22,829,135
*	Chegg, Inc.	538,258	9,677,879
#*	Chico’s FAS, Inc.	995,154	5,015,576

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Children’s Place, Inc.	121,049	$3,587,892
*	Chuy’s Holdings, Inc.	201,287	7,020,891
#*	Citi Trends, Inc.	74,171	1,280,191
	Clarus Corp.	12,613	122,724
#*	Conn’s, Inc.	222,384	1,062,995
*	Container Store Group, Inc.	518,795	1,603,077
*	Cooper-Standard Holdings, Inc.	29,009	390,171
	Culp, Inc.	98,828	539,601
	Dana, Inc.	1,201,699	17,773,128
*	Delta Apparel, Inc.	47,838	544,875
#	Designer Brands, Inc., Class A	464,494	3,804,206
*	Destination XL Group, Inc.	126,067	553,434
#	Dick’s Sporting Goods, Inc.	16,580	2,404,266
#	Dillard’s, Inc., Class A	161,625	48,227,284
#*	Dorman Products, Inc.	20,724	1,785,580
*	Duluth Holdings, Inc., Class B	45,225	283,108
#	El Pollo Loco Holdings, Inc.	363,699	3,389,675
	Escalade, Inc.	35,092	530,591
#	Ethan Allen Interiors, Inc.	288,266	8,051,269
*	Fiesta Restaurant Group, Inc.	216,767	1,740,639
#*	First Watch Restaurant Group, Inc.	19,374	311,534
	Flanigan’s Enterprises, Inc.	2,672	73,560
#	Flexsteel Industries, Inc.	67,348	1,167,814
#	Foot Locker, Inc.	949,570	39,872,444
*	Fossil Group, Inc.	295,499	992,877
*	Full House Resorts, Inc.	11,886	83,677
#*	Funko, Inc., Class A	60,091	592,497
#	Gap, Inc.	484,037	4,646,755
*	Genesco, Inc.	142,460	4,937,664
*	Gentherm, Inc.	2,884	172,031
*	G-III Apparel Group Ltd.	457,763	7,186,879
*	Goodyear Tire & Rubber Co.	2,565,416	27,372,989
*	GoPro, Inc., Class A	1,434,510	6,139,703
	Graham Holdings Co., Class B	39,653	22,823,077
#*	Green Brick Partners, Inc.	179,567	6,692,462
	Group 1 Automotive, Inc.	166,163	37,300,270
#*	GrowGeneration Corp.	255,061	872,309
#	Guess?, Inc.	541,120	10,200,112
	Hamilton Beach Brands Holding Co., Class A	27,700	277,277
	Harley-Davidson, Inc.	117,600	4,362,960
#	Haverty Furniture Cos., Inc.	171,735	5,176,093
	Haverty Furniture Cos., Inc., Class A	844	25,316
#*	Helen of Troy Ltd.	123,882	12,430,320
	Hibbett, Inc.	143,053	7,772,069
#*	Holley, Inc.	4,907	11,826
	Hooker Furnishings Corp.	95,973	1,517,333
#*	Hovnanian Enterprises, Inc., Class A	18,997	1,401,409
*	iRobot Corp.	63,421	2,494,348
*	JAKKS Pacific, Inc.	4,649	104,138
#	Johnson Outdoors, Inc., Class A	78,961	4,579,738
#	KB Home	221,451	9,703,983
#»	Kohl’s Corp.	816,523	17,988,002
#	Lakeland Industries, Inc.	72,086	868,636
#*	Lands’ End, Inc.	113,523	813,960
*	Landsea Homes Corp.	17,916	118,246
*	Latham Group, Inc.	12,160	29,306
	Laureate Education, Inc.	1,118,590	13,859,330
#	La-Z-Boy, Inc.	459,381	13,198,016
#*	Lazydays Holdings, Inc.	1,060	12,561

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	LCI Industries	87,028	$9,830,683
	Lear Corp.	144,244	18,414,189
#*	Legacy Housing Corp.	25,376	548,122
	Leggett & Platt, Inc.	44,408	1,434,822
#*	LGI Homes, Inc.	220,376	26,180,669
#*	Life Time Group Holdings, Inc.	75,062	1,560,539
#	Lifetime Brands, Inc.	187,465	918,578
#*	Lincoln Educational Services Corp.	107,607	627,349
#	Lithia Motors, Inc.	193,912	42,833,222
#*	LL Flooring Holdings, Inc.	95,523	314,271
#*	Lovesac Co.	93,070	2,446,810
*	M/I Homes, Inc.	132,543	8,965,208
	Macy’s, Inc.	1,777,938	29,051,507
*	Malibu Boats, Inc., Class A	59,280	3,364,140
#*	MarineMax, Inc.	221,513	6,450,459
	Marriott Vacations Worldwide Corp.	40,354	5,430,034
*	MasterCraft Boat Holdings, Inc.	31,431	919,985
	MDC Holdings, Inc.	776,480	31,812,386
#	Meritage Homes Corp.	252,136	32,286,015
*	Modine Manufacturing Co.	573,768	11,997,489
*	Mohawk Industries, Inc.	295,727	31,317,489
	Monarch Casino & Resort, Inc.	13,813	958,070
#	Monro, Inc.	231,788	11,329,797
*	Motorcar Parts of America, Inc.	145,246	707,348
	Movado Group, Inc.	177,433	4,545,833
#*	National Vision Holdings, Inc.	140,370	2,953,385
#*	Nautilus, Inc.	53,107	70,632
	Newell Brands, Inc.	711,389	8,643,376
*	ODP Corp.	421,368	18,207,311
*	Ollie’s Bargain Outlet Holdings, Inc.	111,580	7,280,595
*	OneSpaWorld Holdings Ltd.	107,547	1,290,564
#*	OneWater Marine, Inc., Class A	15,417	407,009
#	Oxford Industries, Inc.	77,766	8,024,674
#	Patrick Industries, Inc.	169,202	11,612,333
#*	Penn Entertainment, Inc.	24,553	731,434
#	Penske Automotive Group, Inc.	522,178	72,363,427
*	Perdoceo Education Corp.	716,781	9,303,817
*	Petco Health & Wellness Co., Inc.	294,022	2,928,459
#	PetMed Express, Inc.	81,986	1,260,125
*	Playa Hotels & Resorts NV	1,054,902	9,821,138
	PulteGroup, Inc.	684,692	45,977,068
#	Purple Innovation, Inc.	6,594	19,584
	PVH Corp.	157,374	13,504,263
	Ralph Lauren Corp.	18,248	2,094,688
#	RCI Hospitality Holdings, Inc.	72,575	5,435,867
#*	Red Robin Gourmet Burgers, Inc.	2,259	29,525
#	Rocky Brands, Inc.	68,146	1,991,226
#	Shoe Carnival, Inc.	305,951	7,113,361
#	Signet Jewelers Ltd.	448,465	32,998,055
*	Skechers USA, Inc., Class A	27,133	1,443,204
#	Smith & Wesson Brands, Inc.	367,505	4,417,410
*	Solo Brands, Inc., Class A	25,029	199,982
#	Sonic Automotive, Inc., Class A	264,403	11,771,222
#*	Sportsman’s Warehouse Holdings, Inc.	425,023	2,643,643
	Standard Motor Products, Inc.	244,733	8,812,835
	Steven Madden Ltd.	110,904	3,886,076
*	Stoneridge, Inc.	291,179	5,482,901
	Strategic Education, Inc.	89,027	7,834,376
*	Strattec Security Corp.	33,448	648,891

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Stride, Inc.	425,551	$18,281,671
#	Superior Group of Cos., Inc.	81,003	631,823
*	Taylor Morrison Home Corp.	1,219,613	52,553,124
#	Thor Industries, Inc.	204,803	16,183,533
#*	Tile Shop Holdings, Inc.	64,491	302,463
#*	Tilly’s, Inc., Class A	233,863	1,756,311
	Toll Brothers, Inc.	1,187,844	75,915,110
*	TopBuild Corp.	9,780	2,205,194
#*	Topgolf Callaway Brands Corp.	567,881	12,589,922
#*	Toughbuilt Industries, Inc.	16,027	14,424
*	Traeger, Inc.	6,498	19,754
*	TravelCenters of America, Inc.	87,013	7,494,430
#*	Tri Pointe Homes, Inc.	1,137,794	32,631,932
*	Under Armour, Inc., Class A	124,982	1,108,590
*	Under Armour, Inc., Class C	126,382	1,016,111
#*	Unifi, Inc.	171,281	1,503,847
*	Universal Electronics, Inc.	109,791	1,103,400
*	Universal Technical Institute, Inc.	317,318	2,240,265
#	Upbound Group, Inc.	154,336	4,114,598
#*	Urban Outfitters, Inc.	1,050,212	28,418,737
*	Vera Bradley, Inc.	347,219	1,819,428
#*	Vista Outdoor, Inc.	629,292	15,165,937
#*	VOXX International Corp.	240,551	3,071,836
#	Weyco Group, Inc.	82,809	2,247,436
#	Winnebago Industries, Inc.	344,112	20,006,672
*††	Zagg, Inc.	262,920	0
#*	Zumiez, Inc.	219,484	3,837,678

TOTAL CONSUMER DISCRETIONARY			1,701,611,816

CONSUMER STAPLES — (4.5%)
#	Alico, Inc.	86,028	2,026,820
	Andersons, Inc.	357,730	15,990,531
*	BellRing Brands, Inc.	487,660	17,550,883
*	Bridgford Foods Corp.	1,732	22,334
#	Calavo Growers, Inc.	58,044	1,855,086
#	Cal-Maine Foods, Inc.	333,160	15,825,100
#*	Central Garden & Pet Co.	107,744	3,969,289
*	Central Garden & Pet Co., Class A	357,108	12,616,626
*	Coffee Holding Co., Inc.	13,332	21,198
*	Duckhorn Portfolio, Inc.	228,080	3,444,008
#	Edgewell Personal Care Co.	591,717	25,840,281
#*	Farmer Bros Co.	114,361	325,929
	Fresh Del Monte Produce, Inc.	541,351	15,542,187
#*	Grocery Outlet Holding Corp.	340,577	10,142,383
#*	Hain Celestial Group, Inc.	140,232	2,514,360
#*	Honest Co., Inc.	85,398	141,761
#*	Hostess Brands, Inc.	1,382,161	35,604,467
	Ingles Markets, Inc., Class A	162,019	14,912,229
	Ingredion, Inc.	420,555	44,650,324
#	J & J Snack Foods Corp.	3,255	498,666
	Lifevantage Corp.	21,571	71,184
#*	Lifeway Foods, Inc.	148,431	890,586
#	Limoneira Co.	129,593	2,165,499
#	MGP Ingredients, Inc.	80,378	7,931,701
#*	Mission Produce, Inc.	16,727	190,521
	Molson Coors Beverage Co., Class B	933,388	55,517,918
*	Natural Alternatives International, Inc.	44,878	399,863
	Natural Grocers by Vitamin Cottage, Inc.	241,339	2,604,048
#	Natural Health Trends Corp.	3,000	18,450

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Nature’s Sunshine Products, Inc.	35,883	$393,278
#	Nu Skin Enterprises, Inc., Class A	424,071	16,733,842
#	Oil-Dri Corp. of America	55,906	2,369,296
*	Performance Food Group Co.	52,062	3,263,767
*	Pilgrim’s Pride Corp.	377,096	8,601,560
*	Post Holdings, Inc.	517,681	46,844,954
	PriceSmart, Inc.	192,641	14,193,789
	Seaboard Corp.	3,879	15,287,411
*	Seneca Foods Corp., Class A	67,033	3,190,771
*»	Seneca Foods Corp., Class B	189	8,955
*	Simply Good Foods Co.	287,500	10,456,375
	SpartanNash Co.	395,501	9,697,684
	Spectrum Brands Holdings, Inc.	237,599	15,800,333
#*	Sprouts Farmers Market, Inc.	203,760	7,062,322
#	Tootsie Roll Industries, Inc.	8,179	334,357
*	TreeHouse Foods, Inc.	443,376	23,609,772
	Turning Point Brands, Inc.	24,983	594,346
*	U.S. Foods Holding Corp.	482,456	18,526,310
*	United Natural Foods, Inc.	671,474	18,311,096
#	Universal Corp.	253,726	13,927,020
#*	USANA Health Sciences, Inc.	13,492	895,464
	Village Super Market, Inc., Class A	114,897	2,515,095
#	Weis Markets, Inc.	266,308	21,967,747
#*	Whole Earth Brands, Inc.	112,917	271,001
*	Willamette Valley Vineyards, Inc.	4,392	26,659

TOTAL CONSUMER STAPLES			548,167,436

ENERGY — (8.0%)
	Adams Resources & Energy, Inc.	31,660	1,206,246
	Antero Midstream Corp.	592,339	6,373,568
#*	Antero Resources Corp.	1,006,388	23,136,860
	Arch Resources, Inc.	117,439	14,356,918
	Archrock, Inc.	1,758,014	18,089,964
	Ardmore Shipping Corp.	413,732	6,077,723
	Berry Corp.	550,109	4,202,833
*	Bristow Group, Inc.	85,454	1,911,606
	California Resources Corp.	233,959	9,475,340
*	Callon Petroleum Co.	473,121	15,679,230
	ChampionX Corp.	65,816	1,782,297
#	Chesapeake Energy Corp.	14,582	1,205,640
	Chord Energy Corp.	82,835	11,789,906
#	Civitas Resources, Inc.	32,359	2,234,389
#*	Clean Energy Fuels Corp.	1,818,143	7,763,471
#*	CNX Resources Corp.	1,891,622	29,376,890
#	Comstock Resources, Inc.	239,845	2,758,218
	CONSOL Energy, Inc.	301,513	17,891,781
	Delek U.S. Holdings, Inc.	769,583	16,738,430
*	Denbury, Inc.	29,876	2,789,821
	DHT Holdings, Inc.	1,813,773	17,212,706
*	DMC Global, Inc.	21,597	409,047
#	Dorian LPG Ltd.	454,411	10,097,012
#*	Dril-Quip, Inc.	233,999	6,383,493
*	DT Midstream, Inc.	121,086	5,965,907
	EnLink Midstream LLC	89,429	877,299
#	Epsilon Energy Ltd.	41,880	224,477
	Equitrans Midstream Corp.	1,094,853	5,638,493
#	Evolution Petroleum Corp.	184,635	1,216,745
#*	Expro Group Holdings NV	66,723	1,327,120
#*	Forum Energy Technologies, Inc.	36,691	813,073

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#*	Geospace Technologies Corp.	61,673	$445,279
#*	Green Plains, Inc.	431,619	14,748,421
*	Gulf Island Fabrication, Inc.	166,934	580,930
*	Gulfport Energy Corp.	3,084	278,979
*	Hallador Energy Co.	130,568	1,049,767
*	Helix Energy Solutions Group, Inc.	1,296,616	9,400,466
	Helmerich & Payne, Inc.	810,285	26,869,051
	HF Sinclair Corp.	1,477,867	65,188,713
#*	Independence Contract Drilling, Inc.	26,810	82,039
#	International Seaways, Inc.	452,454	18,016,718
	Liberty Energy, Inc.	931,073	11,927,045
#	Magnolia Oil & Gas Corp., Class A	34,590	730,541
*	Mammoth Energy Services, Inc.	46,769	172,578
	Matador Resources Co.	841,863	41,276,543
#	Mexco Energy Corp.	1,981	23,455
	Murphy Oil Corp.	1,454,666	53,400,789
#*	Nabors Industries Ltd.	23,398	2,333,717
	NACCO Industries, Inc., Class A	58,557	2,115,079
#*	National Energy Services Reunited Corp.	157,401	480,073
*	Natural Gas Services Group, Inc.	127,861	1,316,968
*	Newpark Resources, Inc.	576,992	2,307,968
#*	NexTier Oilfield Solutions, Inc.	1,496,915	12,095,073
#*	Noble Corp. PLC	93,346	3,589,154
#	Nordic American Tankers Ltd.	1,257,416	4,438,679
	NOV, Inc.	423,701	7,096,992
*	Oceaneering International, Inc.	96,183	1,705,325
*	Oil States International, Inc.	646,260	4,549,670
#*	Overseas Shipholding Group, Inc., Class A	713,047	2,738,100
	Ovintiv, Inc.	39,839	1,437,391
*	Par Pacific Holdings, Inc.	189,087	4,430,308
	Patterson-UTI Energy, Inc.	1,917,137	21,452,763
	PBF Energy, Inc., Class A	1,099,741	38,336,971
	PDC Energy, Inc.	866,489	56,365,109
#*	Peabody Energy Corp.	1,041,120	25,007,702
#	Permian Resources Corp.	1,340,890	14,012,301
#	PHX Minerals, Inc.	186,744	506,076
*	PrimeEnergy Resources Corp.	3,380	291,981
*	ProPetro Holding Corp.	953,746	6,618,997
	Range Resources Corp.	2,084,081	55,123,942
*	Ranger Energy Services, Inc.	9,892	110,790
*	REX American Resources Corp.	196,352	5,554,798
	Riley Exploration Permian, Inc.	1,677	70,451
#	RPC, Inc.	998,167	7,376,454
#*	SandRidge Energy, Inc.	242,772	3,440,079
	Scorpio Tankers, Inc.	550,461	28,761,587
*	SEACOR Marine Holdings, Inc.	181,531	1,513,969
	Select Energy Services, Inc., Class A	766,733	5,696,826
	SFL Corp. Ltd.	933,923	8,489,360
	Sitio Royalties Corp., Class A	51,908	1,317,944
	SM Energy Co.	955,693	26,835,859
*	Smart Sand, Inc.	53,708	92,378
	Solaris Oilfield Infrastructure, Inc., Class A	265,722	2,040,745
*	Southwestern Energy Co.	277,202	1,438,678
#*	Talos Energy, Inc.	625,726	8,528,645
#*	TechnipFMC PLC	2,372,205	32,475,486
*	Teekay Corp.	346,114	1,955,544
*	Teekay Tankers Ltd., Class A	334,681	13,551,234
*	Tidewater, Inc.	354,307	15,954,444
#*	Transocean Ltd.	3,057,807	18,041,061

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	U.S. Silica Holdings, Inc.	687,171	$8,967,582
#	VAALCO Energy, Inc.	51,527	220,536
#*	Vital Energy, Inc.	87,100	4,052,763
	Vitesse Energy, Inc.	117,986	2,170,942
	World Fuel Services Corp.	679,586	16,065,413
TOTAL ENERGY			972,271,724
FINANCIALS — (23.6%)
	1st Source Corp.	224,480	9,356,326
#*	Acacia Research Corp.	154,545	594,998
#	ACNB Corp.	25,651	777,995
	Alerus Financial Corp.	18,725	269,453
	Ally Financial, Inc.	218,211	5,756,406
#	Amalgamated Financial Corp.	139,336	2,268,390
#	A-Mark Precious Metals, Inc.	125,704	4,500,203
*	Ambac Financial Group, Inc.	85,074	1,356,930
#	Amerant Bancorp, Inc.	69,876	1,299,694
#	American Equity Investment Life Holding Co.	954,761	36,796,489
#	American National Bankshares, Inc.	88,347	2,552,345
	Ameris Bancorp	635,099	21,275,817
	AmeriServ Financial, Inc.	164,740	479,393
#	Ames National Corp.	34,954	673,214
#	Argo Group International Holdings Ltd.	330,195	9,711,035
#	Arrow Financial Corp.	122,950	2,654,491
*	AssetMark Financial Holdings, Inc.	46,422	1,424,227
	Associated Banc-Corp	1,650,147	29,422,121
#	Associated Capital Group, Inc., Class A	17,975	671,007
	Assured Guaranty Ltd.	667,928	35,981,281
	Atlantic American Corp.	864	1,892
#	Atlantic Union Bankshares Corp.	755,643	21,626,503
#*	Atlanticus Holdings Corp.	54,161	1,579,335
	Auburn National BanCorp, Inc.	692	15,259
*	Avantax, Inc.	283,935	7,203,431
	Axis Capital Holdings Ltd.	673,941	38,104,624
*	Axos Financial, Inc.	401,943	16,347,022
	Banc of California, Inc.	671,920	7,626,292
	BancFirst Corp.	204	16,298
*	Bancorp, Inc.	194,623	6,210,420
	Bank of Marin Bancorp	176,060	3,103,938
	Bank of NT Butterfield & Son Ltd.	62,580	1,610,183
#	Bank OZK	1,161,169	41,476,957
#	Bank7 Corp.	18,390	440,992
	BankFinancial Corp.	144,704	1,197,426
	BankUnited, Inc.	786,502	17,735,620
	Bankwell Financial Group, Inc.	44,939	1,045,281
	Banner Corp.	342,295	17,087,366
	Bar Harbor Bankshares	81,219	2,014,231
#	BayCom Corp.	93,241	1,555,260
	BCB Bancorp, Inc.	180,168	2,125,982
	Berkshire Hills Bancorp, Inc.	501,286	10,662,353
#*	Blue Foundry Bancorp	62,217	598,528
	Blue Ridge Bankshares, Inc.	54,206	524,172
#*	BM Technologies, Inc.	57,419	172,257
	BOK Financial Corp.	204,165	17,123,319
#	Bread Financial Holdings, Inc.	287,201	7,926,748
*	Bridgewater Bancshares, Inc.	110,696	1,101,425
*	Brighthouse Financial, Inc.	570,971	25,236,918
	Brookline Bancorp, Inc.	769,550	7,341,512
	Business First Bancshares, Inc.	67,781	1,045,183

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Byline Bancorp, Inc.	215,684	$4,173,485
#	C&F Financial Corp.	23,696	1,261,812
	Cadence Bank	1,065,839	21,551,265
*	California BanCorp.	1,554	27,444
*»	California First Leasing Corp.	2,388	37,133
#	Cambridge Bancorp	22,584	1,166,464
#	Camden National Corp.	165,921	5,301,176
*	Cannae Holdings, Inc.	493,068	8,993,560
	Capital Bancorp, Inc.	38,119	642,305
#	Capital City Bank Group, Inc.	157,340	4,792,576
	Capitol Federal Financial, Inc.	1,428,633	8,857,525
#	Capstar Financial Holdings, Inc.	120,979	1,618,699
#*	Carter Bankshares, Inc.	82,421	1,059,110
*	Carver Bancorp, Inc.	6,158	27,711
	Cass Information Systems, Inc.	62,193	2,275,020
	Cathay General Bancorp	450,892	14,369,928
#*»	CCUR Holdings, Inc.	14	46,200
	Central Pacific Financial Corp.	181,680	2,885,078
#	Central Valley Community Bancorp	86,491	1,262,769
	Chemung Financial Corp.	13,859	556,439
#	Citizens & Northern Corp.	94,249	1,800,156
#	Citizens Community Bancorp, Inc.	18,131	182,760
#*	Citizens, Inc.	25,330	47,367
	Civista Bancshares, Inc.	109,820	1,742,843
	CNA Financial Corp.	17,059	663,766
#	CNB Financial Corp.	159,871	2,999,180
	CNO Financial Group, Inc.	789,069	17,706,708
*	Coastal Financial Corp.	5,690	206,263
	Codorus Valley Bancorp, Inc.	52,726	1,036,593
	Colony Bankcorp, Inc.	23,582	232,990
	Columbia Banking System, Inc.	1,402,470	29,956,759
#*	Columbia Financial, Inc.	50,842	853,129
	Comerica, Inc.	223,138	9,677,495
#	Community Bank System, Inc.	64,011	3,197,990
	Community Financial Corp.	11,828	360,754
	Community Trust Bancorp, Inc.	202,447	7,290,116
	Community West Bancshares	5,040	63,302
	ConnectOne Bancorp, Inc.	401,219	6,331,236
#*	Consumer Portfolio Services, Inc.	223,877	2,330,560
#*	CrossFirst Bankshares, Inc.	184,999	1,855,540
*	Customers Bancorp, Inc.	362,211	7,910,688
	CVB Financial Corp.	127,753	1,912,462
#	Dime Community Bancshares, Inc.	442,807	9,121,824
	Donegal Group, Inc., Class A	287,604	4,049,464
	Eagle Bancorp Montana, Inc.	2,674	37,489
	Eagle Bancorp, Inc.	270,424	6,787,642
	Eastern Bankshares, Inc.	464,129	5,407,103
#*	eHealth, Inc.	53,180	319,080
	Employers Holdings, Inc.	312,765	12,382,366
	Enact Holdings, Inc.	3,520	84,973
#*	Encore Capital Group, Inc.	269,015	13,821,991
*	Enova International, Inc.	355,322	15,605,742
*	Enstar Group Ltd.	136,199	32,769,479
	Enterprise Bancorp, Inc.	55,152	1,590,584
	Enterprise Financial Services Corp.	220,023	9,408,183
#	Equity Bancshares, Inc., Class A	176,983	4,167,950
#	Esquire Financial Holdings, Inc.	2,608	100,825
	ESSA Bancorp, Inc.	35,707	574,526
	Essent Group Ltd.	182,569	7,753,705

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Evans Bancorp, Inc.	28,288	$872,685
	Everest Re Group Ltd.	124,373	47,012,994
#*	EZCORP, Inc., Class A	593,429	5,109,424
#	Farmers & Merchants Bancorp, Inc.	5,079	115,801
	Farmers National Banc Corp.	239,010	2,794,027
	FB Financial Corp.	300,672	8,848,777
	Federal Agricultural Mortgage Corp., Class A	300	33,209
#	Federal Agricultural Mortgage Corp., Class C	69,077	9,207,273
	Fidelity D&D Bancorp, Inc.	1,845	79,870
	Fidelity National Financial, Inc.	11,937	423,644
	Financial Institutions, Inc.	177,161	3,096,774
#	First American Financial Corp.	226,775	13,064,508
#	First Bancorp	334,072	10,282,736
	First BanCorp	2,073,531	24,363,989
#	First Bancorp, Inc.	96,040	2,372,188
	First Bancshares, Inc.	107,788	2,705,479
#	First Bank	96,027	932,422
	First Busey Corp.	495,317	9,004,863
#	First Business Financial Services, Inc.	82,868	2,377,483
	First Citizens BancShares, Inc., Class A	26,110	26,297,470
	First Commonwealth Financial Corp.	950,667	11,864,324
	First Community Bankshares, Inc.	183,710	4,300,651
	First Community Corp.	3,070	65,176
	First Financial Bancorp	986,298	20,416,369
	First Financial Corp.	55,023	1,901,045
	First Financial Northwest, Inc.	91,175	1,107,776
#	First Foundation, Inc.	437,682	2,753,020
#	First Hawaiian, Inc.	713,364	13,632,386
	First Horizon Corp.	3,817,193	66,991,737
	First Internet Bancorp	101,073	1,486,784
#	First Interstate BancSystem, Inc., Class A	641,607	16,418,723
	First Merchants Corp.	551,434	16,090,844
#	First Mid Bancshares, Inc.	94,269	2,484,931
	First Northwest Bancorp	12,251	151,177
#	First of Long Island Corp.	239,769	2,805,297
	First United Corp.	25,902	387,753
*	First Western Financial, Inc.	29,325	520,812
	Flushing Financial Corp.	325,311	3,913,491
	FNB Corp.	2,789,769	32,026,548
	FS Bancorp, Inc.	70,699	2,114,607
	Fulton Financial Corp.	1,842,232	21,977,828
#*	FVCBankcorp, Inc.	41,722	400,948
*	Genworth Financial, Inc., Class A	4,329,523	25,154,529
	German American Bancorp, Inc.	111,558	3,242,991
#	Great Southern Bancorp, Inc.	139,078	7,076,289
*	Green Dot Corp., Class A	267,114	4,591,690
#*	Greenlight Capital Re Ltd., Class A	311,960	3,050,969
#	Guaranty Bancshares, Inc.	53,897	1,299,457
#*	Hallmark Financial Services, Inc.	6,216	34,934
	Hancock Whitney Corp.	719,673	26,282,458
	Hanmi Financial Corp.	344,729	5,570,821
	HarborOne Bancorp, Inc.	475,983	5,116,817
	Hawthorn Bancshares, Inc.	760	16,811
#	HBT Financial, Inc.	19,400	342,216
	Heartland Financial USA, Inc.	355,697	11,581,494
	Heritage Commerce Corp.	680,987	5,788,390
	Heritage Financial Corp.	395,987	6,973,331
	Heritage Insurance Holdings, Inc.	179,789	580,718
	Hilltop Holdings, Inc.	498,481	15,462,881

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Hingham Institution For Savings	2,103	$409,160
	HMN Financial, Inc.	4,634	83,968
	Home Bancorp, Inc.	55,083	1,725,750
	Home BancShares, Inc.	133,337	2,902,747
	HomeStreet, Inc.	197,415	1,926,770
	HomeTrust Bancshares, Inc.	53,620	1,119,049
	Hope Bancorp, Inc.	1,384,790	12,601,589
	Horace Mann Educators Corp.	468,639	14,659,028
	Horizon Bancorp, Inc.	495,641	5,219,100
	Independent Bank Corp.	264,271	14,799,176
	Independent Bank Corp.	198,262	3,533,029
	Independent Bank Group, Inc.	463,646	16,867,441
	International Bancshares Corp.	620,952	26,496,022
	Invesco Ltd.	3,332,133	57,079,438
	Investar Holding Corp.	24,497	328,750
	Investors Title Co.	13,072	1,944,852
#	Jackson Financial, Inc., Class A	476,204	17,148,106
	James River Group Holdings Ltd.	285,038	5,549,690
	Janus Henderson Group PLC	997,066	25,873,863
	Jefferies Financial Group, Inc.	1,002,496	32,109,947
#	Kearny Financial Corp.	773,888	6,028,588
	Kemper Corp.	408,054	19,851,827
	Kentucky First Federal Bancorp	315	1,922
	Kingstone Cos., Inc.	89,841	115,895
	Lake Shore Bancorp, Inc.	406	4,389
	Lakeland Bancorp, Inc.	541,553	7,765,870
#	Landmark Bancorp, Inc.	1,651	33,433
	LCNB Corp.	48,557	742,922
*	LendingClub Corp.	577,102	4,143,592
	Limestone Bancorp, Inc.	1,296	30,352
#	Live Oak Bancshares, Inc.	80,136	1,888,004
	Luther Burbank Corp.	115,182	1,041,245
	Macatawa Bank Corp.	378,073	3,534,983
#*	Maiden Holdings Ltd.	919,999	2,023,998
	MainStreet Bancshares, Inc.	5,608	120,516
#*	Malvern Bancorp, Inc.	1,318	19,190
*	MBIA, Inc.	229,574	2,309,514
	Mercantile Bank Corp.	180,384	5,061,575
#	Merchants Bancorp	87,138	2,021,602
	Mercury General Corp.	205,137	6,238,216
	Meridian Corp.	4,392	41,065
#	Metrocity Bankshares, Inc.	26,294	429,907
#*	Metropolitan Bank Holding Corp.	81,147	2,604,007
	MGIC Investment Corp.	1,331,031	19,792,431
	Mid Penn Bancorp, Inc.	36,117	816,967
	Midland States Bancorp, Inc.	230,701	4,614,020
	MidWestOne Financial Group, Inc.	89,427	1,851,139
*	Mr Cooper Group, Inc.	464,321	21,498,062
	MVB Financial Corp.	31,216	569,692
	National Bank Holdings Corp., Class A	272,728	8,672,750
	National Bankshares, Inc.	19,108	577,253
#	National Western Life Group, Inc., Class A	30,390	7,748,842
	Navient Corp.	1,452,082	24,017,436
	NBT Bancorp, Inc.	354,364	11,424,695
	Nelnet, Inc., Class A	283,948	27,344,192
#	New York Community Bancorp, Inc.	4,950,960	52,925,762
*	NI Holdings, Inc.	30,311	408,895
*	Nicholas Financial, Inc.	44,982	221,311
#*	Nicolet Bankshares, Inc.	64,698	3,707,842

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	NMI Holdings, Inc., Class A	775,693	$18,151,216
#	Northeast Bank	84,245	3,104,428
#	Northeast Community Bancorp, Inc.	13,268	173,413
#	Northfield Bancorp, Inc.	540,222	5,629,113
	Northrim BanCorp, Inc.	60,074	2,075,557
#	Northwest Bancshares, Inc.	1,466,401	17,142,228
#	Norwood Financial Corp.	5,957	160,124
	Oak Valley Bancorp	4,331	111,697
	OceanFirst Financial Corp.	548,175	8,770,800
#*	Ocwen Financial Corp.	63,484	1,828,339
	OFG Bancorp	537,202	13,736,255
#	Ohio Valley Banc Corp.	10,660	245,180
	Old National Bancorp	1,921,625	25,768,991
	Old Republic International Corp.	1,965,944	49,679,405
#	Old Second Bancorp, Inc.	276,199	3,394,486
	OneMain Holdings, Inc.	66,932	2,568,181
	OP Bancorp	59,109	537,301
#*	Oportun Financial Corp.	36,864	150,036
	Oppenheimer Holdings, Inc., Class A	65,321	2,442,352
#	Origin Bancorp, Inc.	54,961	1,617,502
	Orrstown Financial Services, Inc.	61,204	1,173,281
*	Oscar Health, Inc., Class A	117,712	792,202
*	Oxbridge Re Holdings Ltd.	4,468	5,272
	Pacific Premier Bancorp, Inc.	1,048,296	23,314,103
#	PacWest Bancorp	769,707	7,812,526
#	Park National Corp.	13,907	1,506,406
#	Parke Bancorp, Inc.	49,999	859,483
	Pathward Financial, Inc.	264,503	11,778,319
*	Paysafe Ltd.	55,085	791,021
#	PCB Bancorp	40,071	553,781
	Peapack-Gladstone Financial Corp.	203,310	5,399,914
	Penns Woods Bancorp, Inc.	35,770	833,083
#	PennyMac Financial Services, Inc.	402,612	25,159,224
	Peoples Bancorp of North Carolina, Inc.	14,746	414,068
#	Peoples Bancorp, Inc.	320,637	8,355,800
#	Peoples Financial Services Corp.	16,754	676,024
	Pinnacle Financial Partners, Inc.	316,450	17,161,084
	Plumas Bancorp	3,026	115,926
#*	Ponce Financial Group, Inc.	43,858	327,619
	Popular, Inc.	721,158	43,276,692
*	PRA Group, Inc.	412,548	14,963,116
	Preferred Bank	80,479	3,869,430
	Premier Financial Corp.	407,592	6,770,103
	Primis Financial Corp.	252,091	2,231,005
	Princeton Bancorp, Inc.	956	27,409
	ProAssurance Corp.	212,139	3,810,016
#*	PROG Holdings, Inc.	204,138	6,171,092
	Prosperity Bancshares, Inc.	379,616	23,771,554
#	Provident Bancorp, Inc.	32,000	218,560
	Provident Financial Holdings, Inc.	49,350	673,134
#	Provident Financial Services, Inc.	864,674	15,114,502
	QCR Holdings, Inc.	171,674	7,107,304
	Radian Group, Inc.	758,065	18,398,238
	RBB Bancorp	94,016	1,169,559
	Red River Bancshares, Inc.	498	22,908
#	Regional Management Corp.	108,314	2,898,483
	Reinsurance Group of America, Inc.	66,051	9,400,378
	RenaissanceRe Holdings Ltd.	6,195	1,334,465
	Renasant Corp.	624,697	17,566,480

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#*	Repay Holdings Corp.	100,566	$630,549
	Republic Bancorp, Inc., Class A	87,968	3,457,142
#*	Republic First Bancorp, Inc.	339,425	417,493
	Richmond Mutual BanCorp, Inc.	3,315	33,117
	Riverview Bancorp, Inc.	224,450	1,150,306
	S&T Bancorp, Inc.	361,973	9,965,117
	Safety Insurance Group, Inc.	128,930	9,423,494
#	Sandy Spring Bancorp, Inc.	472,279	10,616,832
#	Seacoast Banking Corp. of Florida	310,665	6,893,656
*	Security National Financial Corp., Class A	48,941	366,568
	Shore Bancshares, Inc.	97,634	1,296,580
	Sierra Bancorp	172,428	2,826,095
	Simmons First National Corp., Class A	1,124,464	18,789,793
*	SiriusPoint Ltd.	367,760	3,195,834
	SLM Corp.	476,980	7,164,240
	SmartFinancial, Inc.	72,805	1,568,220
	South Plains Financial, Inc.	32,351	664,166
#*	Southern First Bancshares, Inc.	60,000	1,654,800
	Southern Missouri Bancorp, Inc.	51,349	1,862,942
	Southern States Bancshares, Inc.	646	14,613
#	Southside Bancshares, Inc.	201,336	6,388,391
#	SouthState Corp.	528,541	36,458,758
	Stellar Bancorp, Inc.	368,155	8,445,476
#*	Sterling Bancorp, Inc.	58,432	316,701
#	Stewart Information Services Corp.	293,497	12,224,150
	Stifel Financial Corp.	148,118	8,882,636
*	StoneX Group, Inc.	163,078	15,993,059
	Summit Financial Group, Inc.	61,322	1,191,486
	Summit State Bank	3,741	56,601
	Synovus Financial Corp.	184,346	5,677,857
	Territorial Bancorp, Inc.	83,313	1,395,493
*	Texas Capital Bancshares, Inc.	550,767	27,676,042
#	TFS Financial Corp.	26,440	318,338
*	Third Coast Bancshares, Inc.	734	10,232
	Timberland Bancorp, Inc.	86,531	2,228,173
	Tiptree, Inc.	402,004	5,535,595
#	Tompkins Financial Corp.	19,861	1,164,252
	Towne Bank	588,234	13,935,263
	TriCo Bancshares	222,109	7,953,723
#	Trinity Capital, Inc.	10,285	125,066
#*	Triumph Financial, Inc.	76,101	3,954,208
	TrustCo Bank Corp. NY	212,245	6,333,391
	Trustmark Corp.	687,898	16,433,883
	UMB Financial Corp.	7,266	462,190
	United Bancshares, Inc.	7,312	146,240
	United Bankshares, Inc.	1,057,936	35,049,420
#	United Community Banks, Inc.	766,498	19,085,800
	United Fire Group, Inc.	282,969	7,611,866
#	United Insurance Holdings Corp.	7,726	31,908
	United Security Bancshares	129,991	782,546
	Unity Bancorp, Inc.	71,780	1,661,707
	Universal Insurance Holdings, Inc.	350,734	5,408,318
	Univest Financial Corp.	324,273	6,524,373
	Unum Group	1,570,502	66,275,184
#	Valley National Bancorp	3,571,786	33,503,353
	Veritex Holdings, Inc.	317,548	5,465,001
	Victory Capital Holdings, Inc., Class A	73,353	2,240,201
	Virginia National Bankshares Corp.	2,823	92,397
	Virtus Investment Partners, Inc.	13,296	2,422,664

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Voya Financial, Inc.	608,873	$46,566,607
	Walker & Dunlop, Inc.	104,148	7,010,202
#	Washington Federal, Inc.	740,934	20,775,789
	Washington Trust Bancorp, Inc.	121,126	3,404,852
#	Waterstone Financial, Inc.	248,508	3,441,836
	Webster Financial Corp.	685,410	25,565,793
	WesBanco, Inc.	670,583	17,850,919
#	West BanCorp, Inc.	112,179	1,932,844
	Westamerica BanCorp	11,213	454,239
	Western New England Bancorp, Inc.	245,591	1,662,651
	Westwood Holdings Group, Inc.	25,105	308,038
	White Mountains Insurance Group Ltd.	24,024	34,405,731
	Wintrust Financial Corp.	411,675	28,146,220
#*	World Acceptance Corp.	9,427	951,184
	WSFS Financial Corp.	680,805	23,943,912
	WVS Financial Corp.	111	1,388
	Zions Bancorp NA	866,130	24,130,382

TOTAL FINANCIALS			2,875,638,093

HEALTH CARE — (5.4%)
*	23andMe Holding Co., Class A	49,823	98,151
*	89bio, Inc.	2,982	47,652
#*	Aadi Bioscience, Inc.	15,322	118,899
#*	Absci Corp.	11,515	15,200
*	Acadia Healthcare Co., Inc.	726,801	52,540,444
#*	Accolade, Inc.	108,561	1,468,830
††	Achillion Pharmaceuticals, Inc.	1,609,952	434,687
*	Acumen Pharmaceuticals, Inc.	2,262	8,731
#*	AdaptHealth Corp.	89,460	1,062,785
#*	Addus HomeCare Corp.	106,314	8,690,106
#*	Adicet Bio, Inc.	18,021	105,243
#*	Agiliti, Inc.	85,126	1,423,307
*	Agios Pharmaceuticals, Inc.	486,554	11,127,490
#*	Aldeyra Therapeutics, Inc.	76,564	729,655
#*	Allakos, Inc.	60,255	256,084
#*	Allogene Therapeutics, Inc.	101,158	549,288
#*	ALX Oncology Holdings, Inc.	10,332	61,372
*»	Amedisys, Inc.	74,029	5,944,529
*	American Shared Hospital Services	12,364	34,372
#*	American Well Corp., Class A	568,346	1,244,678
#*	Amneal Pharmaceuticals, Inc.	226,346	436,848
*	Amphastar Pharmaceuticals, Inc.	233,600	8,355,872
*	AnaptysBio, Inc.	157,776	3,284,896
*	AngioDynamics, Inc.	373,374	3,106,472
*	ANI Pharmaceuticals, Inc.	95,720	3,610,558
#*	Anika Therapeutics, Inc.	108,043	2,772,383
*	Arcus Biosciences, Inc.	115,145	2,055,338
*	ARS Pharmaceuticals, Inc.	49,988	324,922
#*	Artivion, Inc.	70,939	983,924
*	Athira Pharma, Inc.	79,471	221,724
#*	Avanos Medical, Inc.	521,936	15,417,989
#*	Avidity Biosciences, Inc.	22,525	279,310
*	Avita Medical, Inc.	3,556	55,189
#*	Aytu BioPharma, Inc.	3,169	7,447
#*	Biomea Fusion, Inc.	3,453	101,760
#*	Brookdale Senior Living, Inc.	1,284,210	5,509,261
#*	C4 Therapeutics, Inc.	76,654	231,495
*	Caribou Biosciences, Inc.	27,599	118,676
	Carisma Therapeutics, Inc.	5,237	21,734

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Castle Biosciences, Inc.	73,556	$1,664,572
*	Century Therapeutics, Inc.	1,299	4,066
#*	Certara, Inc.	164,828	3,983,893
#*	Collegium Pharmaceutical, Inc.	42,213	982,297
*	Community Health Systems, Inc.	11,057	70,101
#*	Computer Programs & Systems, Inc.	105,398	2,727,700
*	Corbus Pharmaceuticals Holdings, Inc.	1,311	11,511
*	Cross Country Healthcare, Inc.	405,925	8,922,231
#*	CryoPort, Inc.	12,503	263,063
#*	Cullinan Oncology, Inc.	77,005	749,259
*	Cumberland Pharmaceuticals, Inc.	161,297	275,818
#*	Definitive Healthcare Corp.	29,405	314,634
	DENTSPLY SIRONA, Inc.	490,411	20,562,933
#*	Diffusion Pharmaceuticals, Inc.	1,400	5,250
*	Dominari Holdings, Inc.	5,968	20,052
#*	Dynavax Technologies Corp.	282,673	2,942,626
*	Eagle Pharmaceuticals, Inc.	57,102	1,603,424
#*	Editas Medicine, Inc.	174,196	1,421,439
*	Elanco Animal Health, Inc.	261,495	2,476,358
*	Electromed, Inc.	61,047	668,465
#*	Emergent BioSolutions, Inc.	294,130	2,597,168
*	Enhabit, Inc.	103,931	1,273,155
*	Enovis Corp.	475,976	27,725,602
*	Envista Holdings Corp.	1,142,228	43,964,356
#*	Enzo Biochem, Inc.	65,760	166,373
#*	EyePoint Pharmaceuticals, Inc.	6,902	43,345
*	FONAR Corp.	54,847	865,211
#*	Fulcrum Therapeutics, Inc.	33,243	83,108
#*	Fulgent Genetics, Inc.	181,826	5,376,595
#*	Generation Bio Co.	111,117	546,696
#*	GoodRx Holdings, Inc., Class A	108,740	507,816
*	Graphite Bio, Inc.	3,106	9,908
#*	Gritstone bio, Inc.	18,918	45,025
#*	Harvard Bioscience, Inc.	278,380	1,592,334
*	Health Catalyst, Inc.	78,265	986,139
	HealthStream, Inc.	321,580	7,923,731
#*	Heska Corp.	12,932	1,515,113
#*	Icosavax, Inc.	5,351	29,484
*	Ideaya Biosciences, Inc.	50,296	918,405
*	Immunovant, Inc.	79,161	1,277,659
#*	Innoviva, Inc.	706,428	8,286,400
*	Inogen, Inc.	128,134	1,705,464
*	Integer Holdings Corp.	306,863	25,270,168
#*	Ironwood Pharmaceuticals, Inc.	712,437	7,416,469
#*	iTeos Therapeutics, Inc.	50,524	694,200
*	Jounce Therapeutics, Inc.	51	98
	Kala Pharmaceuticals, Inc.	226	3,564
#*	KalVista Pharmaceuticals, Inc.	25,429	216,909
*	Kewaunee Scientific Corp.	14,522	225,817
*	Kinnate Biopharma, Inc.	5,659	14,317
*	Kiora Pharmaceuticals, Inc.	5,817	25,827
*	Kodiak Sciences, Inc.	117,725	515,635
*	Kura Oncology, Inc.	82,870	807,154
*	LENSAR, Inc.	116,724	333,831
#*	LifeStance Health Group, Inc.	26,581	216,635
#*	Ligand Pharmaceuticals, Inc.	29,977	2,288,744
#*	Lisata Therapeutics, Inc.	3,664	11,945
*	LivaNova PLC	163,482	7,830,788
#*	Lumos Pharma, Inc.	4,529	13,678

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Lyell Immunopharma, Inc.	12,639	$25,657
	MEI Pharma, Inc.	2,331	11,865
*	Merit Medical Systems, Inc.	46,934	3,815,265
#	Mesa Laboratories, Inc.	18,287	3,044,968
*	Milestone Pharmaceuticals, Inc.	12,623	45,821
*	ModivCare, Inc.	2,763	175,727
*	Monte Rosa Therapeutics, Inc.	4,291	19,481
#	Mustang Bio, Inc.	4,581	19,515
*	Myriad Genetics, Inc.	466,513	9,932,062
	National HealthCare Corp.	140,007	8,107,805
#*	Nektar Therapeutics	104,407	78,545
*	NeoGenomics, Inc.	195,052	2,851,660
*	NeuroBo Pharmaceuticals, Inc.	729	467
*	Neuronetics, Inc.	50,466	115,567
*	NextCure, Inc.	48,270	72,888
#*	NextGen Healthcare, Inc.	330,062	5,525,238
#*	NGM Biopharmaceuticals, Inc.	31,100	140,261
*	Nurix Therapeutics, Inc.	32,003	308,189
*	NuVasive, Inc.	150,542	6,479,328
*	Olema Pharmaceuticals, Inc.	538,895	2,581,307
*	OmniAb, Inc.	153,203	533,146
#*»	OmniAb, Inc.	10,236	0
#*»	OmniAb, Inc.	10,236	0
*	Omnicell, Inc.	14,933	907,478
»	Opiant Pharmaceuticals, Inc.	26,299	17,094
#*	OPKO Health, Inc.	450,056	661,582
*	OraSure Technologies, Inc.	357,539	2,431,265
#*	Organogenesis Holdings, Inc.	24,336	49,889
#*	ORIC Pharmaceuticals, Inc.	3,521	18,204
*	Orthofix Medical, Inc.	257,319	4,845,317
*	Owens & Minor, Inc.	545,249	8,473,169
*	Pacira BioSciences, Inc.	60,050	2,720,865
	Patterson Cos., Inc.	825,080	22,367,919
#*††	PDL BioPharma, Inc.	1,058,582	1,707,029
*	Pediatrix Medical Group, Inc.	503,618	7,216,846
	Perrigo Co. PLC	1,020,771	37,962,473
#*	Personalis, Inc.	25,447	58,019
*	PetIQ, Inc.	94,447	1,113,530
	Phibro Animal Health Corp., Class A	77,698	1,208,981
#*	Poseida Therapeutics, Inc.	59,341	156,660
#*	Praxis Precision Medicines, Inc.	12,695	13,203
	Premier, Inc., Class A	423,788	14,124,854
*	Prestige Consumer Healthcare, Inc.	460,569	28,338,811
#	ProPhase Labs, Inc.	5,273	39,548
*	Protagonist Therapeutics, Inc.	62,554	1,413,720
#*	Quanterix Corp.	84,835	1,072,314
*	Rallybio Corp.	1,898	10,230
#*	REGENXBIO, Inc.	129,462	2,506,384
*	Repare Therapeutics, Inc.	2,383	21,352
*	Replimune Group, Inc.	12,861	215,165
*	Sage Therapeutics, Inc.	310,386	15,162,356
#*	Scholar Rock Holding Corp.	8,087	51,757
*	Seer, Inc.	48,504	162,003
#	Select Medical Holdings Corp.	697,974	21,288,207
*	Soleno Therapeutics, Inc.	9,389	31,641
#*	Solid Biosciences, Inc.	5,197	25,361
#*	SomaLogic, Inc.	49,952	139,866
#*	Spruce Biosciences, Inc.	16,668	34,336
#*	Stoke Therapeutics, Inc.	3,571	31,746

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Supernus Pharmaceuticals, Inc.	436,699	$16,096,725
*	Sutro Biopharma, Inc.	154,633	658,737
*	Syneos Health, Inc.	54,507	2,139,945
#*	Synlogic, Inc.	138,585	73,450
#*	Syros Pharmaceuticals, Inc.	4,843	15,401
*	Tactile Systems Technology, Inc.	1,969	35,895
*	Taro Pharmaceutical Industries Ltd.	48,603	1,224,796
*	Tarsus Pharmaceuticals, Inc.	707	10,548
#*	TCR2 Therapeutics, Inc.	34,715	61,272
#*	Teladoc Health, Inc.	251,036	6,659,985
*	Tenaya Therapeutics, Inc.	10,057	53,453
#*	Terns Pharmaceuticals, Inc.	2,932	38,263
††	Tetraphase Pharmaceuticals, Inc.	1,600	128
*	UFP Technologies, Inc.	38,080	5,248,947
#*	UNITY Biotechnology, Inc.	9,525	20,384
	Universal Health Services, Inc., Class B	190,978	28,713,542
	Utah Medical Products, Inc.	6,236	591,422
*	Vanda Pharmaceuticals, Inc.	532,818	3,271,503
#*	Varex Imaging Corp.	426,809	7,571,592
*	Veracyte, Inc.	348,839	7,897,715
#*	Veradigm, Inc.	1,218,028	15,213,170
*	Vir Biotechnology, Inc.	9,356	235,303
*	Vor BioPharma, Inc.	2,709	12,055
*	Xencor, Inc.	149,903	3,963,435
#*	XOMA Corp.	2,655	48,825
#*	Zevra Therapeutics, Inc.	5,596	30,218

TOTAL HEALTH CARE			656,222,504

INDUSTRIALS — (18.4%)
#*	3D Systems Corp.	87,326	799,906
*	AAR Corp.	389,255	20,544,879
#	ABM Industries, Inc.	599,829	25,540,719
	ACCO Brands Corp.	988,746	4,528,457
	Acme United Corp.	38,617	1,011,765
*	AerSale Corp.	17,600	284,768
	AGCO Corp.	369,245	45,764,225
	Air Lease Corp.	1,250,208	50,283,366
*	Air Transport Services Group, Inc.	588,535	11,953,146
	Alamo Group, Inc.	101,965	18,020,274
*	Alaska Air Group, Inc.	351,935	15,295,095
	Albany International Corp., Class A	64,925	5,921,809
	Allied Motion Technologies, Inc.	46,185	1,589,688
#	Alta Equipment Group, Inc.	28,724	406,157
#*	American Superconductor Corp.	36,157	146,436
*	American Woodmark Corp.	149,969	7,576,434
#*	API Group Corp.	52,578	1,196,675
	Apogee Enterprises, Inc.	231,830	9,866,685
	ARC Document Solutions, Inc.	153,269	465,938
	ArcBest Corp.	249,836	23,584,518
	Arcosa, Inc.	478,170	32,295,602
#	Argan, Inc.	151,180	6,081,971
*	ASGN, Inc.	44,737	3,202,722
	Astec Industries, Inc.	249,808	10,312,074
*	Astronics Corp.	214,048	3,155,068
*	Astronics Corp., Class B	5,303	109,799
*	Asure Software, Inc.	145,408	1,939,743
*	Avalon Holdings Corp., Class A	11,325	30,578
#*	AZEK Co., Inc.	322,282	8,746,733
	AZZ, Inc.	139,456	5,261,675

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Barnes Group, Inc.	456,991	$19,207,332
	Barrett Business Services, Inc.	5,801	485,022
#*	Beacon Roofing Supply, Inc.	579,646	34,883,096
	BGSF, Inc.	78,168	752,758
#*	BlueLinx Holdings, Inc.	85,764	6,008,626
	Boise Cascade Co.	359,406	24,551,024
*	Bowman Consulting Group Ltd.	1,263	37,637
	Brady Corp., Class A	78,510	4,006,365
*	BrightView Holdings, Inc.	244,663	1,352,986
*	Broadwind, Inc.	39,486	195,851
*	Builders FirstSource, Inc.	683,763	64,800,220
*	CACI International, Inc., Class A	62,005	19,427,407
*	CBIZ, Inc.	434,700	22,904,343
*	CECO Environmental Corp.	380,820	4,421,320
	Chicago Rivet & Machine Co.	2,571	77,130
*	CIRCOR International, Inc.	89,629	2,495,271
*	Civeo Corp.	77,401	1,489,969
#*	Clarivate PLC	571,262	5,061,381
*	Clean Harbors, Inc.	147,389	21,394,987
	Columbus McKinnon Corp.	276,541	9,598,738
	Comfort Systems USA, Inc.	22,023	3,292,218
#*	Commercial Vehicle Group, Inc.	224,589	1,646,237
#††	Communications Systems, Inc.	17,714	54,028
	CompX International, Inc.	11,424	206,774
	Concentrix Corp.	227,605	21,966,159
*	Concrete Pumping Holdings, Inc.	152,799	1,061,953
*	Conduent, Inc.	1,796,655	6,306,259
*	Construction Partners, Inc., Class A	6,379	165,471
#	Copa Holdings SA, Class A	60,717	5,483,959
#	Costamare, Inc.	1,097,986	9,914,814
#	Covenant Logistics Group, Inc.	112,222	4,420,425
#*»	CPI Aerostructures, Inc.	34,845	115,337
	CRA International, Inc.	64,585	6,790,467
	Deluxe Corp.	75,698	1,146,825
#*	Distribution Solutions Group, Inc.	42,488	1,983,340
*	DLH Holdings Corp.	60,374	589,854
*	Ducommun, Inc.	136,081	6,804,050
	Dun & Bradstreet Holdings, Inc.	155,285	1,734,533
*	DXP Enterprises, Inc.	187,758	4,731,502
#*	Dycom Industries, Inc.	230,533	21,351,966
#	Eagle Bulk Shipping, Inc.	149,340	6,678,485
	Eastern Co.	45,017	799,052
	EMCOR Group, Inc.	79,271	13,555,341
#	Encore Wire Corp.	202,311	31,627,279
	Enerpac Tool Group Corp.	5,193	123,386
	EnerSys	159,175	13,206,750
	Eneti, Inc.	35,837	307,123
	Ennis, Inc.	281,060	5,460,996
	EnPro Industries, Inc.	132,581	12,498,411
#	Esab Corp.	350,178	20,436,388
	ESCO Technologies, Inc.	223,143	20,879,491
	Espey Mfg. & Electronics Corp.	8,752	193,613
*	EVI Industries, Inc.	550	10,962
	Federal Signal Corp.	417,850	21,469,133
#*	First Advantage Corp.	80,218	1,031,603
	Flowserve Corp.	77,547	2,589,294
#*	Fluor Corp.	568,636	16,524,562
	Fortune Brands Innovations, Inc.	26,873	1,738,414
*	Gates Industrial Corp. PLC	691,503	9,314,545

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	GATX Corp.	338,606	$38,570,609
#	Genco Shipping & Trading Ltd.	441,208	6,799,015
*	Gencor Industries, Inc.	88,546	1,168,807
*	Gibraltar Industries, Inc.	311,389	15,581,906
*	GMS, Inc.	353,571	20,528,332
	Gorman-Rupp Co.	277,388	6,809,875
*	Graham Corp.	27,631	355,611
#	Granite Construction, Inc.	400,711	15,279,110
#*	Great Lakes Dredge & Dock Corp.	642,015	3,678,746
#	Greenbrier Cos., Inc.	283,484	7,498,152
	Griffon Corp.	333,216	9,479,995
*	Harsco Corp.	287,068	1,972,157
#*	Hawaiian Holdings, Inc.	261,250	2,176,213
	Healthcare Services Group, Inc.	44,068	687,901
#	Heartland Express, Inc.	620,594	8,986,201
	Heidrick & Struggles International, Inc.	224,375	5,634,056
	Helios Technologies, Inc.	91,664	5,512,673
	Herc Holdings, Inc.	84,783	8,479,996
*	Heritage-Crystal Clean, Inc.	149,547	5,228,163
#*	Hertz Global Holdings, Inc.	92,954	1,550,473
	Hillenbrand, Inc.	153,679	7,010,836
#	HNI Corp.	78,253	2,033,013
*	Hub Group, Inc., Class A	311,734	23,504,744
*	Hudson Global, Inc.	12,048	262,044
*	Hudson Technologies, Inc.	218,016	1,685,264
	Hurco Cos., Inc.	62,305	1,397,501
*	Huron Consulting Group, Inc.	223,242	18,928,689
	Hyster-Yale Materials Handling, Inc.	62,997	3,317,422
	ICF International, Inc.	152,039	17,332,446
*	IES Holdings, Inc.	49,433	2,135,011
	Insteel Industries, Inc.	219,328	6,038,100
	Interface, Inc.	229,886	1,802,306
*	JELD-WEN Holding, Inc.	131,821	1,684,672
*	JetBlue Airways Corp.	1,453,540	10,378,276
	Kaman Corp.	303,317	6,694,206
*	KAR Auction Services, Inc.	789,038	10,683,575
#	Kelly Services, Inc., Class A	315,378	5,175,353
#	Kennametal, Inc.	895,991	23,259,926
	Kimball International, Inc., Class B	195,591	2,407,725
*	Kirby Corp.	301,074	21,629,156
	Knight-Swift Transportation Holdings, Inc.	1,369,894	77,152,430
	Korn Ferry	464,824	22,320,848
*	Kratos Defense & Security Solutions, Inc.	33,004	425,752
*	L B Foster Co., Class A	106,134	1,186,578
*	Limbach Holdings, Inc.	62,309	1,055,514
*	LS Starrett Co., Class A	3,180	33,962
#	LSI Industries, Inc.	273,120	3,465,893
	Luxfer Holdings PLC	38,084	580,781
*	Manitex International, Inc.	44,864	231,947
*	Manitowoc Co., Inc.	380,640	5,819,986
	ManpowerGroup, Inc.	157,909	11,955,290
	Marten Transport Ltd.	562,945	11,365,860
*	Masonite International Corp.	105,593	9,652,256
*	MasTec, Inc.	402,479	35,744,160
*	Mastech Digital, Inc.	9,609	84,847
*	Masterbrand, Inc.	26,873	216,865
*	Matrix Service Co.	236,609	1,126,259
	Matson, Inc.	402,116	27,355,952
	Matthews International Corp., Class A	137,382	5,202,656

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Maxar Technologies, Inc.	359,137	$18,933,703
*	Mayville Engineering Co., Inc.	69,586	841,991
	McGrath RentCorp.	201,289	17,890,566
	MDU Resources Group, Inc.	647,349	18,915,538
#*	Mercury Systems, Inc.	83,560	3,983,305
*	Mesa Air Group, Inc.	28,555	60,251
	Miller Industries, Inc.	105,835	3,450,221
#	MillerKnoll, Inc.	99,111	1,685,878
*	Mistras Group, Inc.	72,643	589,861
#	Moog, Inc., Class A	231,036	20,818,654
*	MRC Global, Inc.	502,567	4,895,003
#	Mueller Industries, Inc.	311,050	22,348,943
	Mueller Water Products, Inc., Class A	410,270	5,497,618
*	MYR Group, Inc.	155,533	19,906,669
#	National Presto Industries, Inc.	60,634	4,124,325
	NL Industries, Inc.	87,147	560,355
#*	NN, Inc.	223,627	241,517
*	Northwest Pipe Co.	111,956	3,083,268
*	NOW, Inc.	1,221,364	13,031,954
#*	NV5 Global, Inc.	57,945	5,489,130
	nVent Electric PLC	306,635	12,857,206
#*	Orion Energy Systems, Inc.	45,868	70,637
*	Orion Group Holdings, Inc.	287,688	684,697
	Oshkosh Corp.	148,099	11,332,535
	Owens Corning	153,341	16,378,352
	P&F Industries, Inc., Class A	1,458	7,436
*	PAM Transportation Services, Inc.	121,393	2,725,273
	Pangaea Logistics Solutions Ltd.	143,687	892,296
	Park Aerospace Corp.	32,537	425,584
	Park-Ohio Holdings Corp.	135,989	1,763,777
*	Parsons Corp.	83,851	3,647,519
*	Patriot Transportation Holding, Inc.	5,926	54,341
*	Performant Financial Corp.	5,582	18,086
#*	Perma-Fix Environmental Services, Inc.	8,644	78,488
*	Perma-Pipe International Holdings, Inc.	30,152	327,149
*	PGT Innovations, Inc.	324,864	8,336,010
*	Pineapple Energy, Inc.	64,392	88,861
	Powell Industries, Inc.	133,278	5,339,117
#	Preformed Line Products Co.	48,649	6,046,098
	Primoris Services Corp.	582,216	14,730,065
#*	Proto Labs, Inc.	159,043	4,575,667
*	Quad/Graphics, Inc.	322,742	1,126,370
#	Quanex Building Products Corp.	374,005	7,143,496
#*	Quest Resource Holding Corp.	9,326	50,127
*	Radiant Logistics, Inc.	505,418	3,335,759
#*	RCM Technologies, Inc.	28,639	321,902
	Regal Rexnord Corp.	299,962	39,043,054
*	Resideo Technologies, Inc.	768,373	13,677,039
#	Resources Connection, Inc.	373,689	5,452,123
#	REV Group, Inc.	650,223	6,976,893
	Rush Enterprises, Inc., Class A	325,730	17,299,520
#	Rush Enterprises, Inc., Class B	52,846	3,095,719
	Ryder System, Inc.	391,993	31,030,166
	Schneider National, Inc., Class B	474,993	12,430,567
	Sensata Technologies Holding PLC	318,230	13,827,094
*	SIFCO Industries, Inc.	17,808	40,780
#*	SkyWest, Inc.	337,813	9,560,108
*	SP Plus Corp.	66,942	2,287,408
#	Spirit Airlines, Inc.	856,924	14,653,400

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	SPX Technologies, Inc.	16,283	$1,036,901
	Standex International Corp.	31,865	3,913,341
	Steelcase, Inc., Class A	52,941	423,528
*	Sterling Infrastructure, Inc.	271,644	10,029,096
	Tennant Co.	12,205	932,706
	Terex Corp.	562,697	25,090,659
#	Textainer Group Holdings Ltd.	431,221	15,135,857
*	Thermon Group Holdings, Inc.	318,725	6,623,106
	Timken Co.	295,963	22,744,757
*	Titan International, Inc.	708,819	6,918,073
*	Titan Machinery, Inc.	255,608	8,013,311
	Trinity Industries, Inc.	895,767	21,453,620
	Triton International Ltd.	647,481	53,527,254
#*	TrueBlue, Inc.	370,656	5,615,438
*	Tutor Perini Corp.	79,124	419,357
*	Twin Disc, Inc.	80,543	922,217
#*	U.S. Xpress Enterprises, Inc., Class A	87,726	529,865
	UFP Industries, Inc.	445,831	35,006,650
#	U-Haul Holding Co.	68,137	4,160,445
	U-Haul Holding Co.	767,142	41,502,382
*	Ultralife Corp.	136,994	574,005
	UniFirst Corp.	76,638	12,544,108
*	Univar Solutions, Inc.	477,202	16,940,671
#	Universal Logistics Holdings, Inc.	82,032	2,100,019
#*	V2X, Inc.	115,707	4,998,542
	Veritiv Corp.	152,544	17,522,729
*	Virco Mfg. Corp.	19,199	71,228
#	VSE Corp.	117,290	4,960,194
	Wabash National Corp.	537,965	13,809,562
	Werner Enterprises, Inc.	533,759	24,109,894
	WESCO International, Inc.	358,650	51,645,600
#*	Willdan Group, Inc.	2,518	36,889
#*	Willis Lease Finance Corp.	25,217	1,273,459

TOTAL INDUSTRIALS.			2,238,260,391

INFORMATION TECHNOLOGY — (8.3%)
*	ACI Worldwide, Inc.	415,648	10,528,364
	Adeia, Inc.	691,905	5,286,154
#	ADTRAN Holdings, Inc.	163,324	1,489,515
*	Airgain, Inc.	18,272	107,257
*	Alithya Group, Inc., Class A	62,439	115,512
#*	Alpha & Omega Semiconductor Ltd.	311,174	7,430,835
	Amkor Technology, Inc.	2,293,308	51,301,300
*	Amtech Systems, Inc.	158,242	1,365,628
*	Arrow Electronics, Inc.	648,374	74,193,437
*	AstroNova, Inc.	75,105	1,104,795
*	Aviat Networks, Inc.	51,057	1,675,180
	Avnet, Inc.	955,916	39,441,094
*	Aware, Inc.	216,359	359,156
*	AXT, Inc.	350,055	934,647
#	Bel Fuse, Inc., Class A	3,065	128,699
	Bel Fuse, Inc., Class B	116,316	4,725,919
	Belden, Inc.	172,132	13,579,493
	Benchmark Electronics, Inc.	397,279	8,481,907
	BK Technologies Corp.	1,650	22,474
#*	Brightcove, Inc.	176,800	731,952
*	Cambium Networks Corp.	1,100	16,654
*	Cerence, Inc.	53,803	1,374,667
*	CEVA, Inc.	99,671	2,504,732

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Climb Global Solutions, Inc.	34,528	$1,533,043
*	Cognyte Software Ltd.	17,038	70,878
#*	Coherent Corp.	40,531	1,383,728
*	Cohu, Inc.	506,995	17,156,711
*	Computer Task Group, Inc.	175,978	1,191,371
	Comtech Telecommunications Corp.	212,563	2,200,027
#*	Consensus Cloud Solutions, Inc.	6,036	225,324
	CSP, Inc.	5,024	63,554
	CTS Corp.	203,148	7,965,433
#*	Daktronics, Inc.	264,048	1,270,071
*	Data I/O Corp.	68,369	308,344
#*	Digi International, Inc.	352,367	10,627,389
#*»	Digital Turbine, Inc.	114,128	1,338,721
*	Diodes, Inc.	294,207	23,448,298
*	DXC Technology Co.	1,511,333	36,045,292
#*	E2open Parent Holdings, Inc.	109,128	686,415
#	Ebix, Inc.	234,577	3,814,222
*	ePlus, Inc.	204,791	8,916,600
*	Fabrinet.	230,692	21,904,205
#*	FARO Technologies, Inc.	33,150	774,052
#*	Fastly, Inc., Class A	348,994	5,158,131
#*	First Solar, Inc.	80,579	14,712,114
*	Flex Ltd.	2,308,000	47,475,560
*	FormFactor, Inc.	277,331	7,573,910
	Frequency Electronics, Inc.	108,565	706,758
*	Genasys, Inc.	13,137	38,754
#*	GSI Technology, Inc.	141,860	218,464
#*	Harmonic, Inc.	28,646	403,622
#*	Ichor Holdings Ltd.	269,262	7,498,947
#*	Identiv, Inc.	6,973	38,352
	Immersion Corp.	79,191	521,869
	Information Services Group, Inc.	128,462	653,872
#*	Insight Enterprises, Inc.	261,986	31,687,207
#	InterDigital, Inc.	42,968	2,910,652
*	inTEST Corp.	125,351	2,381,669
#*	Intevac, Inc.	221,447	1,401,760
*	IPG Photonics Corp.	6,329	727,708
#*	Issuer Direct Corp.	7,476	140,755
*	Iteris, Inc.	127,894	589,591
*	Itron, Inc.	89,990	4,805,466
	Jabil, Inc.	267,369	20,894,887
	Juniper Networks, Inc.	450,014	13,567,922
*	Key Tronic Corp.	80,677	552,637
*	Kimball Electronics, Inc.	278,433	5,604,856
*	Knowles Corp.	920,392	15,536,217
#	Kulicke & Soffa Industries, Inc.	481,066	22,927,606
*	KVH Industries, Inc.	192,153	2,021,450
*	Kyndryl Holdings, Inc.	935,657	13,529,600
#*	Lantronix, Inc.	42,964	158,108
*	LiveRamp Holdings, Inc.	169,221	4,076,534
#*	Luna Innovations, Inc.	76,577	480,904
*	Magnachip Semiconductor Corp.	228,948	2,033,058
	Methode Electronics, Inc.	370,243	15,176,261
#*	Mirion Technologies, Inc.	28,432	230,299
#*	Mitek Systems, Inc.	60,223	543,211
#	MKS Instruments, Inc.	7,817	655,612
*	NCR Corp.	270,368	6,026,503
*	NETGEAR, Inc.	326,486	4,613,247
*	NetScout Systems, Inc.	799,147	21,744,790

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	NetSol Technologies, Inc.	2,106	$4,991
	Network-1 Technologies, Inc.	110,240	231,504
*	nLight, Inc.	38,099	334,128
*	ON24, Inc.	115,321	1,003,293
*	OneSpan, Inc.	77,052	1,135,746
*	Onto Innovation, Inc.	216,681	17,546,827
*	Optical Cable Corp.	55,866	226,816
*	OSI Systems, Inc.	145,211	16,403,035
#	Park City Group, Inc.	3,700	23,865
	PC Connection, Inc.	166,352	6,698,995
	PCTEL, Inc.	203,071	966,618
	PFSweb, Inc.	110,129	442,719
*	Photronics, Inc.	610,874	8,833,238
*	Plexus Corp.	246,308	21,544,561
#*	Powerfleet, Inc.	9,095	26,103
*	RF Industries Ltd.	71,364	287,597
*	Ribbon Communications, Inc.	1,022,625	2,617,920
#	Richardson Electronics Ltd.	135,565	2,091,768
*	Rogers Corp.	140,207	22,566,317
*	Sanmina Corp.	646,586	33,790,584
#	Sapiens International Corp. NV	25,143	506,129
*	ScanSource, Inc.	286,065	7,823,878
#*	SecureWorks Corp., Class A	56,434	511,856
*	Semtech Corp.	131,590	2,564,689
#*	SigmaTron International, Inc.	5,630	12,780
#*††	Silicon Graphics, Inc.	494	0
*	SolarWinds Corp.	823,811	7,101,251
#*	Stratasys Ltd.	304,036	4,365,957
*	Super Micro Computer, Inc.	401,668	42,347,857
*	Synaptics, Inc.	7,957	704,672
	Taitron Components, Inc., Class A	12,497	44,364
	TD SYNNEX Corp.	473,146	42,128,920
*	TESSCO Technologies, Inc.	98,276	862,863
*	Trio-Tech International	3,288	14,270
*	TSR, Inc.	3,389	25,214
*	TTM Technologies, Inc.	1,102,925	13,025,544
*	Turtle Beach Corp.	18,597	202,149
*	Ultra Clean Holdings, Inc.	465,491	13,285,113
#*	Upland Software, Inc.	4,986	18,299
#*	Veeco Instruments, Inc.	438,361	8,074,610
*	Verint Systems, Inc.	158,183	5,772,098
#*	Viasat, Inc.	421,074	14,750,222
	Vishay Intertechnology, Inc.	1,441,588	30,691,409
*	Vishay Precision Group, Inc.	139,765	5,246,778
*	WidePoint Corp.	8,081	15,192
	Xerox Holdings Corp.	1,328,326	20,814,868
#*	Xperi, Inc.	266,602	2,530,053

TOTAL INFORMATION TECHNOLOGY			1,008,059,572

MATERIALS — (7.5%)
*	Advanced Emissions Solutions, Inc.	14,271	26,401
	AdvanSix, Inc.	285,405	10,754,060
	Alcoa Corp.	1,167,919	43,376,512
#	Alpha Metallurgical Resources, Inc.	25,760	3,775,386
#*	Alto Ingredients, Inc.	354,392	464,254
	American Vanguard Corp.	332,514	6,400,895
#*	Ampco-Pittsburgh Corp.	75,205	227,119
*	Arconic Corp.	447,825	11,083,669
*	Ascent Industries Co.	69,029	655,085

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Ashland, Inc.	357,753	$36,351,282
	Avient Corp.	10,908	420,067
	Berry Global Group, Inc.	168,898	9,763,993
#	Caledonia Mining Corp. PLC	3,942	56,134
	Carpenter Technology Corp.	527,421	27,816,184
#*	Century Aluminum Co.	421,761	3,622,927
	Chase Corp.	17,171	1,877,305
*	Clearwater Paper Corp.	190,932	6,892,645
*	Cleveland-Cliffs, Inc.	618,750	9,516,375
#*	Coeur Mining, Inc.	2,101,564	7,145,318
	Commercial Metals Co.	1,102,931	51,495,848
	Compass Minerals International, Inc.	80,230	2,625,928
*	Core Molding Technologies, Inc.	37,724	707,325
	Eastman Chemical Co.	37,247	3,138,805
*	Ecovyst, Inc.	422,903	4,799,949
	Element Solutions, Inc.	1,130,316	20,515,235
#*	Ferroglobe PLC	312,554	1,262,718
#	Flexible Solutions International, Inc.	27,598	83,622
	Fortitude Gold Corp.	93,160	641,872
	Friedman Industries, Inc.	79,184	882,902
	FutureFuel Corp.	327,806	2,458,545
	Glatfelter Corp.	291,967	1,319,691
	Greif, Inc., Class A	202,581	12,720,061
#	Greif, Inc., Class B	45,152	3,555,268
	Hawkins, Inc.	204,408	8,245,819
	Haynes International, Inc.	142,504	6,699,113
	HB Fuller Co.	385,510	25,509,197
#	Hecla Mining Co.	5,541,188	33,524,187
	Huntsman Corp.	2,068,448	55,413,722
	Innospec, Inc.	217,568	22,111,436
#*	Intrepid Potash, Inc.	148,463	3,827,376
#	Kaiser Aluminum Corp.	90,908	5,974,474
	Koppers Holdings, Inc.	114,839	3,767,868
#	Kronos Worldwide, Inc.	205,313	1,909,411
	Louisiana-Pacific Corp.	20,889	1,247,909
#*	LSB Industries, Inc.	146,966	1,312,406
#	Materion Corp.	174,882	18,941,469
#	Mativ Holdings, Inc.	457,997	8,871,402
#	Mercer International, Inc.	737,517	7,176,040
	Minerals Technologies, Inc.	362,924	21,506,876
	Myers Industries, Inc.	47,950	908,653
#	Nexa Resources SA	23,509	141,054
	Northern Technologies International Corp.	28,308	324,976
*	O-I Glass, Inc.	198,611	4,462,789
	Olin Corp.	780,083	43,216,598
#	Olympic Steel, Inc.	125,385	5,839,179
#	Orion Engineered Carbons SA	122,423	2,963,861
	Pactiv Evergreen, Inc.	93,174	736,075
#	Quaker Chemical Corp.	7,841	1,463,366
#	Ramaco Resources, Inc.	7,326	59,560
*	Ranpak Holdings Corp.	22,854	93,244
*	Rayonier Advanced Materials, Inc.	678,701	3,692,133
	Reliance Steel & Aluminum Co.	406,385	100,702,203
»	Resolute Forest Products, Inc.	792,851	1,125,848
	Ryerson Holding Corp.	252,212	9,526,047
	Schnitzer Steel Industries, Inc., Class A	307,212	8,875,355
	Silgan Holdings, Inc.	10,675	525,851
	Sonoco Products Co.	261,632	15,860,132
	Steel Dynamics, Inc.	573,534	59,618,859

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Stepan Co.	178,087	$16,419,621
*	Summit Materials, Inc., Class A	891,412	24,433,603
	SunCoke Energy, Inc.	900,259	7,004,015
#*	TimkenSteel Corp.	494,159	8,272,222
#	Tredegar Corp.	268,733	2,520,716
	TriMas Corp.	134,714	3,423,083
	Trinseo PLC	101,105	1,832,023
	Tronox Holdings PLC	1,343,689	18,395,102
#	U.S. Steel Corp.	1,309,959	29,971,862
#	United States Lime & Minerals, Inc.	35,210	5,665,289
*	Universal Stainless & Alloy Products, Inc.	68,796	651,498
#	Warrior Met Coal, Inc.	156,603	5,413,766
#	Westlake Corp.	4,609	524,412
	WestRock Co.	125,993	3,770,971
	Worthington Industries, Inc.	340,075	20,197,054

TOTAL MATERIALS			921,103,105

REAL ESTATE — (1.0%)
#*	AMREP Corp.	5,056	70,278
*	Anywhere Real Estate, Inc.	893,203	5,689,703
#*	Cushman & Wakefield PLC	1,028,209	10,127,859
#	Douglas Elliman, Inc.	303,181	967,147
#*	Five Point Holdings LLC, Class A	15,583	38,178
#*	Forestar Group, Inc.	179,085	3,463,504
*	FRP Holdings, Inc.	65,937	3,824,346
*	Howard Hughes Corp.	326,530	25,263,626
*	Jones Lang LaSalle, Inc.	285,586	39,707,878
#	Kennedy-Wilson Holdings, Inc.	555,689	9,324,462
	Marcus & Millichap, Inc.	191,469	6,025,530
	Newmark Group, Inc., Class A	868,259	5,504,762
#*	Opendoor Technologies, Inc.	98,748	136,272
*	Rafael Holdings, Inc., Class B	35,612	74,785
#	RE/MAX Holdings, Inc., Class A	200,677	3,875,073
#	Stratus Properties, Inc.	26,619	569,647
*	Tejon Ranch Co.	230,705	3,986,582

TOTAL REAL ESTATE			118,649,632

UTILITIES — (0.3%)
#	Genie Energy Ltd., Class B	175,430	2,731,445
	New Jersey Resources Corp.	167,082	8,628,115
	NRG Energy, Inc.	306,394	10,469,483
#	Ormat Technologies, Inc.	22,825	1,958,613
#*	Sunnova Energy International, Inc.	452,290	8,123,128
	Vistra Corp.	337,785	8,059,550

TOTAL UTILITIES			39,970,334

TOTAL COMMON STOCKS			11,395,704,141

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%		12,408	283,523

INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	174,585	4,748,712

TOTAL PREFERRED STOCKS			5,032,235

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*» Biocept, Inc. Warrants 08/02/23	366,740	$0

TOTAL INVESTMENT SECURITIES (Cost $8,383,100,311)		11,400,736,376

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund 4.760%	89,357,282	89,357,282

SECURITIES LENDING COLLATERAL — (5.7%)
@§ The DFA Short Term Investment Fund	60,362,191	698,209,466

TOTAL INVESTMENTS — (100.0%) (Cost $9,170,550,294)		$12,188,303,124

As of April 30, 2023, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500 ® E-mini Index	496	06/16/23	$99,466,702	$103,874,800	$4,408,098

Total Futures Contracts			$99,466,702	$103,874,800	$4,408,098

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$315,749,534	—	—		$315,749,534
Consumer Discretionary	1,683,623,814	$17,988,002	—		1,701,611,816
Consumer Staples	548,158,481	8,955	—		548,167,436
Energy	972,271,724	—	—		972,271,724
Financials	2,875,554,760	83,333	—		2,875,638,093
Health Care	648,119,037	5,961,623	$2,141,844		656,222,504
Industrials	2,238,091,026	115,337	54,028		2,238,260,391
Information Technology	1,006,720,851	1,338,721	—		1,008,059,572
Materials	919,977,257	1,125,848	—		921,103,105
Real Estate	118,649,632	—	—		118,649,632
Utilities	39,970,334	—	—		39,970,334
Preferred Stocks
Communication Services	283,523	—	—		283,523
Industrials	4,748,712	—	—		4,748,712
Temporary Cash Investments	89,357,282	—	—		89,357,282
Securities Lending Collateral	—	698,209,466	—		698,209,466
Futures Contracts**	4,408,098	—	—		4,408,098

TOTAL	$11,465,684,065	$724,831,285	$2,195,872	^	$12,192,711,222

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value†
COMMON STOCKS — (91.0%)
COMMUNICATION SERVICES — (1.7%)
*	AMC Networks, Inc., Class A	85,185	$1,506,923
#	ATN International, Inc.	291,470	10,542,470
*	Bandwidth, Inc., Class A	8,806	107,169
*	Beasley Broadcast Group, Inc., Class A	14,112	13,689
*	Boston Omaha Corp., Class A	161,169	3,297,518
*	Cars.com, Inc.	348,816	6,826,329
*	Consolidated Communications Holdings, Inc.	568,063	2,198,404
#*	Cumulus Media, Inc., Class A	211,520	743,493
#*	Daily Journal Corp.	1,114	304,289
*	DHI Group, Inc.	576,329	2,115,127
#*	EchoStar Corp., Class A	651,479	11,120,746
#	Entravision Communications Corp., Class A	656,872	4,105,450
#*	EW Scripps Co., Class A	1,746,992	14,727,142
*	FG Group Holdings, Inc.	298,374	578,846
#*	Frontier Communications Parent, Inc.	632,993	14,267,662
*	Gaia, Inc.	4,314	13,115
#*	Gannett Co., Inc.	434,404	825,368
	Gray Television, Inc.	1,630,661	12,572,396
	Gray Television, Inc., Class A	8,376	69,605
#*	Liberty Latin America Ltd., Class A	322,275	2,858,579
#*	Liberty Latin America Ltd., Class C	1,949,429	17,310,929
#*	Madison Square Garden Entertainment Corp.	209,613	6,764,211
#*	Magnite, Inc.	740,272	6,958,557
#	Marcus Corp.	570,847	10,001,239
#	Nexstar Media Group, Inc.	67,802	11,760,257
#*	Reading International, Inc., Class A	32,692	105,595
	Saga Communications, Inc., Class A	144,015	3,204,334
#	Scholastic Corp.	848,462	32,640,333
#	Shenandoah Telecommunications Co.	185,832	3,867,164
#	Sinclair Broadcast Group, Inc., Class A	236,849	4,710,927
#*	Sphere Entertainment Co.	209,613	5,898,510
	Spok Holdings, Inc.	70,743	865,187
	TEGNA, Inc.	1,067,091	18,247,256
	Telephone & Data Systems, Inc.	586,745	5,867,450
#*	Thryv Holdings, Inc.	199,356	4,477,536
	Townsquare Media, Inc., Class A	7,215	68,254
#*	U.S. Cellular Corp.	738,141	15,678,115
*	Urban One, Inc.	85,185	494,925
*	Urban One, Inc.	105,330	752,056
*	WideOpenWest, Inc.	3,287	37,570
#*	Ziff Davis, Inc.	71,971	5,263,959

TOTAL COMMUNICATION SERVICES.			243,768,684

CONSUMER DISCRETIONARY — (14.8%)
#*	1-800-Flowers.com, Inc., Class A	287,342	2,646,420
	Aaron’s Co., Inc.	455,808	6,085,037
#*	Abercrombie & Fitch Co., Class A	770,163	18,129,637
#	Academy Sports & Outdoors, Inc.	373,470	23,722,814
#*	Adient PLC	1,075,162	39,716,484
#	ADT, Inc.	84,124	563,631
#*	Adtalem Global Education, Inc.	1,239,493	50,286,231
#	AMCON Distributing Co.	4,641	858,585
*	American Axle & Manufacturing Holdings, Inc.	1,534,723	10,973,269

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	American Eagle Outfitters, Inc.	2,360,727	$31,610,135
*	American Outdoor Brands, Inc.	207,363	1,853,825
	Ark Restaurants Corp.	1,282	22,409
#*	Asbury Automotive Group, Inc.	15,346	2,968,837
#*	Bally’s Corp.	5,118	88,030
*	Barnes & Noble Education, Inc.	53,590	83,600
#	Bassett Furniture Industries, Inc.	202,980	2,912,763
#*	Beazer Homes USA, Inc.	54,686	1,165,359
#	Big Lots, Inc.	49,724	447,019
#*	Biglari Holdings, Inc., Class A	923	797,980
*	Biglari Holdings, Inc., Class B	7,210	1,248,772
#*	BJ’s Restaurants, Inc.	37,924	1,234,047
	Build-A-Bear Workshop, Inc.	89,460	2,075,472
#	Caleres, Inc.	45,096	1,028,189
#	Canterbury Park Holding Corp.	15,171	341,348
	Carriage Services, Inc.	7,261	208,463
#*	Carrols Restaurant Group, Inc.	35,457	136,509
#	Cato Corp., Class A	298,639	2,463,772
*	Century Casinos, Inc.	25,398	178,802
#	Century Communities, Inc.	817,143	55,026,410
*	Chico’s FAS, Inc.	53,104	267,644
#*	Chuy’s Holdings, Inc.	22,666	790,590
#*	Citi Trends, Inc.	98,774	1,704,839
#*	Conn’s, Inc.	351,283	1,679,133
*	Container Store Group, Inc.	497,291	1,536,629
#*	Cooper-Standard Holdings, Inc.	8,255	111,030
#	Crown Crafts, Inc.	148,737	821,028
	Culp, Inc.	90,978	496,740
	Dana, Inc.	2,428,070	35,911,155
*	Delta Apparel, Inc.	184,766	2,104,485
#	Dillard’s, Inc., Class A	182,823	54,552,555
*	Duluth Holdings, Inc., Class B	2,289	14,329
#	El Pollo Loco Holdings, Inc.	500,254	4,662,367
	Escalade, Inc.	44,219	668,591
#	Ethan Allen Interiors, Inc.	575,552	16,075,167
*	Fiesta Restaurant Group, Inc.	128,052	1,028,258
#*	First Watch Restaurant Group, Inc.	3,155	50,732
	Flanigan’s Enterprises, Inc.	5,134	141,339
#	Flexsteel Industries, Inc.	126,165	2,187,701
#	Foot Locker, Inc.	1,962,487	82,404,829
*	Fossil Group, Inc.	226,644	761,524
#	Gap, Inc.	2,800,838	26,888,045
*	Genesco, Inc.	209,566	7,263,558
#*	G-III Apparel Group Ltd.	634,674	9,964,382
*	Goodyear Tire & Rubber Co.	4,491,856	47,928,104
#*	GoPro, Inc., Class A	1,332,667	5,703,815
	Graham Holdings Co., Class B	97,408	56,065,123
#*	Green Brick Partners, Inc.	584,289	21,776,451
#	Group 1 Automotive, Inc.	343,001	76,996,865
#	Guess?, Inc.	562,632	10,605,613
	Hamilton Beach Brands Holding Co., Class A	3,359	33,624
	Harley-Davidson, Inc.	532,482	19,755,082
#	Haverty Furniture Cos., Inc.	356,987	10,759,588
	Haverty Furniture Cos., Inc., Class A	5,701	171,002
#*	Helen of Troy Ltd.	186,251	18,688,425
#	Hibbett, Inc.	98,781	5,366,772
	Hooker Furnishings Corp.	285,844	4,519,194
#*	Hovnanian Enterprises, Inc., Class A	29,862	2,202,920
#*	JAKKS Pacific, Inc.	1,915	42,896

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Johnson Outdoors, Inc., Class A	149,748	$8,685,384
#	KB Home	378,883	16,602,653
#»	Kohl’s Corp.	1,615,595	35,591,558
#	Lakeland Industries, Inc.	156,082	1,880,788
*	Lands’ End, Inc.	114,363	819,983
	Laureate Education, Inc.	1,551,635	19,224,758
	La-Z-Boy, Inc.	684,103	19,654,279
#	LCI Industries	124,940	14,113,222
#*	Legacy Housing Corp.	61,073	1,319,177
#*	LGI Homes, Inc.	353,711	42,020,867
#*	Life Time Group Holdings, Inc.	427,081	8,879,014
#	Lifetime Brands, Inc.	201,094	985,361
#*	Lincoln Educational Services Corp.	70,047	408,374
#	Lithia Motors, Inc.	35,830	7,914,489
*	Live Ventures, Inc.	8,729	277,146
*	M/I Homes, Inc.	434,428	29,384,710
	Macy’s, Inc.	2,821,287	46,099,830
#*	Malibu Boats, Inc., Class A	11,621	659,492
#*	MarineMax, Inc.	438,956	12,782,399
#	Marriott Vacations Worldwide Corp.	238,820	32,135,619
#	MDC Holdings, Inc.	1,862,398	76,302,446
#	Meritage Homes Corp.	575,946	73,749,885
*	Modine Manufacturing Co.	1,297,471	27,130,119
*	Mohawk Industries, Inc.	79,156	8,382,620
#	Monro, Inc.	141,455	6,914,320
#*	Motorcar Parts of America, Inc.	244,082	1,188,679
#	Movado Group, Inc.	347,672	8,907,357
#	Newell Brands, Inc.	1,132,168	13,755,841
	Nobility Homes, Inc.	1,505	38,754
#*	ODP Corp.	1,053,414	45,518,019
#	Patrick Industries, Inc.	203,044	13,934,910
#*	Penn Entertainment, Inc.	504	15,014
#	Penske Automotive Group, Inc.	364,135	50,461,828
*	Perdoceo Education Corp.	940,906	12,212,960
*	Petco Health & Wellness Co., Inc.	85,416	850,743
*	Playa Hotels & Resorts NV	1,111,988	10,352,608
	PVH Corp.	540,393	46,371,123
*»	QEP Co., Inc.	20,692	349,591
#	RCI Hospitality Holdings, Inc.	28,356	2,123,864
	Rocky Brands, Inc.	193,299	5,648,197
#	Shoe Carnival, Inc.	674,766	15,688,310
#	Signet Jewelers Ltd.	183,737	13,519,368
*	Skechers USA, Inc., Class A	1,102,012	58,616,018
#	Smith & Wesson Brands, Inc.	196,916	2,366,930
*	Solo Brands, Inc., Class A	47,168	376,872
#	Sonic Automotive, Inc., Class A	515,604	22,954,690
*	Sportsman’s Warehouse Holdings, Inc.	599,547	3,729,182
	Standard Motor Products, Inc.	220,601	7,943,842
*	Stoneridge, Inc.	20,541	386,787
#	Strategic Education, Inc.	280,735	24,704,680
#*	Strattec Security Corp.	84,473	1,638,776
#*	Stride, Inc.	692,743	29,760,239
#	Superior Group of Cos., Inc.	213,643	1,666,415
*	Superior Industries International, Inc.	129,165	634,200
*	Taylor Morrison Home Corp.	2,858,591	123,176,686
#	Thor Industries, Inc.	798,293	63,081,113
#*	Tile Shop Holdings, Inc.	170,258	798,510
#*	Tilly’s, Inc., Class A	358,813	2,694,686
#*	Topgolf Callaway Brands Corp.	2,619,567	58,075,800

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	TravelCenters of America, Inc.	158,479	$13,649,796
#*	Tri Pointe Homes, Inc.	2,638,710	75,678,203
#*	Unifi, Inc.	215,611	1,893,065
*	Universal Technical Institute, Inc.	288,321	2,035,546
#	Upbound Group, Inc.	11,655	310,722
#*	Urban Outfitters, Inc.	1,641,488	44,418,665
*	Vera Bradley, Inc.	57,244	299,959
#*	Vista Outdoor, Inc.	769,224	18,538,298
#*	VOXX International Corp.	179,331	2,290,057
#	Weyco Group, Inc.	108,597	2,947,323
#	Winnebago Industries, Inc.	494,067	28,725,055
#	Wolverine World Wide, Inc.	45,825	767,111
*††	Zagg, Inc.	226,626	0
#*	Zumiez, Inc.	510,937	8,933,733

TOTAL CONSUMER DISCRETIONARY			2,127,524,591

CONSUMER STAPLES — (4.5%)
#	Alico, Inc.	31,131	733,446
	Andersons, Inc.	827,888	37,006,594
*	Bridgford Foods Corp.	13,817	178,170
#	Cal-Maine Foods, Inc.	143,548	6,818,530
#*	Central Garden & Pet Co.	183,490	6,759,772
*	Central Garden & Pet Co., Class A	645,534	22,806,716
#	Edgewell Personal Care Co.	908,272	39,664,238
	Fresh Del Monte Produce, Inc.	1,254,280	36,010,379
#*	Hain Celestial Group, Inc.	598,304	10,727,591
*	Hostess Brands, Inc.	2,763,321	71,183,149
#*††	Imperial Sugar Co.	83,457	0
#	Ingles Markets, Inc., Class A	362,269	33,343,239
	Ingredion, Inc.	557,483	59,187,970
*	Lifeway Foods, Inc.	4,902	29,412
#	Limoneira Co.	83,286	1,391,709
#*	Mission Produce, Inc.	36,282	413,252
*	Natural Alternatives International, Inc.	164,433	1,465,098
	Natural Grocers by Vitamin Cottage, Inc.	319,740	3,449,995
#*	Nature’s Sunshine Products, Inc.	27,169	297,772
#	Nu Skin Enterprises, Inc., Class A	69,542	2,744,127
#	Oil-Dri Corp. of America.	92,704	3,928,796
*	Pilgrim’s Pride Corp.	324,908	7,411,151
*	Post Holdings, Inc.	401,875	36,365,669
	PriceSmart, Inc.	34,424	2,536,360
	Seaboard Corp.	17,242	67,951,929
#*	Seneca Foods Corp., Class A	166,899	7,944,392
*»	Seneca Foods Corp., Class B	24,020	1,138,068
*	Simply Good Foods Co.	26,586	966,933
	SpartanNash Co.	840,468	20,608,275
*	TreeHouse Foods, Inc.	640,056	34,082,982
#*	United Natural Foods, Inc.	1,149,511	31,347,165
#	Universal Corp.	637,532	34,994,132
#	Village Super Market, Inc., Class A	251,079	5,496,119
#	Weis Markets, Inc.	652,964	53,863,000
*	Willamette Valley Vineyards, Inc.	4,137	25,112

TOTAL CONSUMER STAPLES			642,871,242

ENERGY — (8.1%)
	Adams Resources & Energy, Inc.	109,663	4,178,160
#	Antero Midstream Corp.	1,844,216	19,843,764
	Arch Resources, Inc.	28,417	3,473,978

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	Archrock, Inc.	1,401,177	$14,418,111
	Ardmore Shipping Corp.	646,189	9,492,516
	Barnwell Industries, Inc.	4,144	11,686
*	Battalion Oil Corp.	1,509	10,623
#	Berry Corp.	737,954	5,637,969
*	Bristow Group, Inc.	109,846	2,457,255
#	California Resources Corp.	624,174	25,279,047
#*	Callon Petroleum Co.	783,466	25,964,063
	ChampionX Corp.	67,194	1,819,614
#	Chord Energy Corp.	50,902	7,244,882
#	Civitas Resources, Inc.	68,609	4,737,451
#*	Clean Energy Fuels Corp.	682,660	2,914,958
#*	CNX Resources Corp.	4,305,530	66,864,881
#	Comstock Resources, Inc.	593,412	6,824,238
	CONSOL Energy, Inc.	566,229	33,600,029
	Delek U.S. Holdings, Inc.	572,913	12,460,858
	DHT Holdings, Inc.	4,207,147	39,925,825
*	DMC Global, Inc.	1,608	30,456
#	Dorian LPG Ltd.	1,015,469	22,563,721
#*	Dril-Quip, Inc.	337,056	9,194,888
#*	DT Midstream, Inc.	686,587	33,828,141
	Energy Services of America Corp.	4,204	8,408
	Epsilon Energy Ltd.	99,751	534,665
#*	Expro Group Holdings NV	66,738	1,327,419
*	Forum Energy Technologies, Inc.	47,868	1,060,755
#*	Geospace Technologies Corp.	66,541	480,426
*	Gulf Island Fabrication, Inc.	3,556	12,375
#*	Gulfport Energy Corp.	5,363	485,137
#*	Hallador Energy Co.	154,358	1,241,038
#*	Helix Energy Solutions Group, Inc.	2,254,023	16,341,667
#	Helmerich & Payne, Inc.	1,575,064	52,229,122
#	International Seaways, Inc.	770,976	30,700,264
	Liberty Energy, Inc.	2,031,800	26,027,358
#	Matador Resources Co.	580,926	28,482,802
	Mexco Energy Corp.	4,558	53,966
	Murphy Oil Corp.	2,447,210	89,837,079
#	NACCO Industries, Inc., Class A	150,027	5,418,975
#*	National Energy Services Reunited Corp.	69,089	210,721
#*	Natural Gas Services Group, Inc.	197,975	2,039,143
*	Newpark Resources, Inc.	943,306	3,773,224
#*	Noble Corp. PLC	144,247	5,546,297
#	Nordic American Tankers Ltd.	109,040	384,911
	NOV, Inc.	974,003	16,314,550
*	Oil States International, Inc.	443,878	3,124,901
*	Overseas Shipholding Group, Inc., Class A	1,393,140	5,349,658
#	Patterson-UTI Energy, Inc.	2,635,427	29,490,428
	PBF Energy, Inc., Class A	1,957,939	68,253,754
#	PDC Energy, Inc.	1,231,303	80,096,260
#*	Peabody Energy Corp.	2,173,629	52,210,569
#	Permian Resources Corp.	3,135,022	32,760,980
#	PHX Minerals, Inc.	122,204	331,173
*	PrimeEnergy Resources Corp.	617	53,300
#*	ProPetro Holding Corp.	1,734,088	12,034,571
*	Ranger Energy Services, Inc.	56,345	631,064
*	REX American Resources Corp.	460,830	13,036,881
	Riley Exploration Permian, Inc.	2,071	87,003
#	RPC, Inc.	87,983	650,194
#*	SandRidge Energy, Inc.	151,692	2,149,476
#	Scorpio Tankers, Inc.	1,087,211	56,806,775

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#*	SEACOR Marine Holdings, Inc.	13,969	$116,501
#	Select Energy Services, Inc., Class A	697,185	5,180,085
	SFL Corp. Ltd.	1,488,871	13,533,837
	SM Energy Co.	381,124	10,701,962
#	Solaris Oilfield Infrastructure, Inc., Class A	162,566	1,248,507
*	Southwestern Energy Co.	216,864	1,125,524
*	Talos Energy, Inc.	1,006,415	13,717,436
*	TechnipFMC PLC	3,962,669	54,248,939
*	Teekay Corp.	747,970	4,226,031
*	Teekay Tankers Ltd., Class A	332,324	13,455,799
*	Tidewater, Inc.	101,903	4,588,692
#*	U.S. Silica Holdings, Inc.	1,074,372	14,020,555
#	VAALCO Energy, Inc.	50,348	215,489
#*	Vital Energy, Inc.	107,133	4,984,898
	World Fuel Services Corp.	1,443,809	34,131,645

TOTAL ENERGY			1,167,850,303

FINANCIALS — (22.6%)
	1st Source Corp.	334,241	13,931,165
#*	Acacia Research Corp.	161,368	621,267
#	ACNB Corp.	31,152	944,840
*	Affinity Bancshares, Inc.	711	10,494
#	Amalgamated Financial Corp.	25,026	407,423
*	Ambac Financial Group, Inc.	624,528	9,961,222
	Amerant Bancorp, Inc.	79,190	1,472,934
#	American Equity Investment Life Holding Co.	2,145,606	82,691,655
#	American National Bankshares, Inc.	47,257	1,365,255
	Ameris Bancorp	734,178	24,594,963
	AmeriServ Financial, Inc.	383,105	1,114,836
#	Ames National Corp.	19,040	366,710
#	Argo Group International Holdings Ltd.	665,630	19,576,178
	Associated Banc-Corp	3,660,256	65,262,365
#	Associated Capital Group, Inc., Class A	14,334	535,088
	Assured Guaranty Ltd.	1,301,830	70,129,582
	Atlantic American Corp.	234,432	513,406
#	Atlantic Union Bankshares Corp.	1,563,396	44,744,394
#*	Atlanticus Holdings Corp.	38,101	1,111,025
*	Avantax, Inc.	287,099	7,283,702
	Axis Capital Holdings Ltd.	966,195	54,628,665
	Banc of California, Inc.	1,020,536	11,583,084
	Bank of Marin Bancorp	120,806	2,129,810
#	Bank OZK	2,166,738	77,395,881
	BankFinancial Corp.	234,904	1,943,831
#	BankUnited, Inc.	1,239,464	27,949,913
	Bankwell Financial Group, Inc.	20,175	469,271
	Banner Corp.	528,966	26,405,983
	Bar Harbor Bankshares	149,751	3,713,825
#	BayCom Corp.	93,982	1,567,620
#	BCB Bancorp, Inc.	269,551	3,180,702
	Berkshire Hills Bancorp, Inc.	577,075	12,274,385
#*	Blue Foundry Bancorp	54,323	522,587
#	Blue Ridge Bankshares, Inc.	27,261	263,614
#*	BM Technologies, Inc.	51,125	153,375
	BOK Financial Corp.	156,469	13,123,055
#	Bread Financial Holdings, Inc.	527,152	14,549,395
*	Brighthouse Financial, Inc.	1,127,264	49,825,069
	Brookline Bancorp, Inc.	1,375,569	13,122,928
#	Business First Bancshares, Inc.	69,852	1,077,118
#	Byline Bancorp, Inc.	348,546	6,744,365

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	C&F Financial Corp.	56,873	$3,028,487
#	Cadence Bank	1,308,611	26,460,114
*	California BanCorp	1,966	34,720
*»	California First Leasing Corp.	41,912	651,732
#	Cambridge Bancorp	1,357	70,089
#	Camden National Corp.	12,815	409,439
*	Cannae Holdings, Inc.	55,464	1,011,663
	Capital City Bank Group, Inc.	97,577	2,972,195
#	Capitol Federal Financial, Inc.	1,400,509	8,683,156
#	Capstar Financial Holdings, Inc.	65,954	882,465
#*	Carter Bankshares, Inc.	93,206	1,197,697
	Cass Information Systems, Inc.	21,071	770,777
	Cathay General Bancorp	495,741	15,799,266
#	CB Financial Services, Inc.	1,113	23,957
*»	CCUR Holdings, Inc.	53	174,900
	Central Pacific Financial Corp.	2,123	33,713
	Central Valley Community Bancorp	129,626	1,892,540
#	Chemung Financial Corp.	7,238	290,606
#	ChoiceOne Financial Services, Inc.	701	16,985
	Citizens Community Bancorp, Inc.	47,640	480,211
	Civista Bancshares, Inc.	137,700	2,185,299
	CNB Financial Corp.	96,527	1,810,847
	CNO Financial Group, Inc.	679,796	15,254,622
	Codorus Valley Bancorp, Inc.	77,589	1,525,400
#	Colony Bankcorp, Inc.	20,691	204,427
	Columbia Banking System, Inc.	1,400,547	29,915,684
	Community Financial Corp.	16,618	506,849
	Community Trust Bancorp, Inc.	167,496	6,031,531
#	Community West Bancshares.	31,371	394,020
	ConnectOne Bancorp, Inc.	672,727	10,615,632
#*	Consumer Portfolio Services, Inc.	382,707	3,983,980
#*	CrossFirst Bankshares, Inc.	163,914	1,644,057
*	Customers Bancorp, Inc.	639,663	13,970,240
#	Dime Community Bancshares, Inc.	539,274	11,109,044
#	Donegal Group, Inc., Class A	419,790	5,910,643
	Donegal Group, Inc., Class B	54,141	790,459
#	Eagle Bancorp Montana, Inc.	10,506	147,294
	Eagle Bancorp, Inc.	331,200	8,313,120
	Eastern Bankshares, Inc.	34,992	407,657
	Employers Holdings, Inc.	580,726	22,990,942
	Enact Holdings, Inc.	18,632	449,776
#*	Encore Capital Group, Inc.	440,764	22,646,454
*	Enova International, Inc.	328,736	14,438,085
*	Enstar Group Ltd.	105,747	25,442,728
	Enterprise Financial Services Corp.	28,357	1,212,545
#	Equity Bancshares, Inc., Class A	86,070	2,026,949
	ESSA Bancorp, Inc.	174,964	2,815,171
	Essent Group Ltd.	683,623	29,033,469
	Evans Bancorp, Inc.	16,169	498,814
#*	EZCORP, Inc., Class A	1,129,558	9,725,494
#	Farmers & Merchants Bancorp, Inc.	4,038	92,066
	Financial Institutions, Inc.	296,282	5,179,009
*	Finwise Bancorp	1,185	10,013
	First American Financial Corp.	306,299	17,645,885
	First Bancorp	1,513,305	17,781,334
#	First Bancshares, Inc.	70,781	1,776,603
#	First Bank	146,214	1,419,738
	First Busey Corp.	709,076	12,891,002
	First Business Financial Services, Inc.	138,871	3,984,209

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Commonwealth Financial Corp.	1,203,668	$15,021,777
	First Community Bankshares, Inc.	142,991	3,347,419
#	First Community Corp.	4,450	94,474
#	First Financial Bancorp	1,824,943	37,776,320
	First Financial Corp.	150,623	5,204,025
	First Financial Northwest, Inc.	258,650	3,142,598
#	First Foundation, Inc.	26,612	167,389
#	First Hawaiian, Inc.	24,529	468,749
	First Internet Bancorp	157,744	2,320,414
	First Merchants Corp.	232,967	6,797,977
#	First Mid Bancshares, Inc.	57,298	1,510,375
	First Northwest Bancorp	134,077	1,654,510
	First of Long Island Corp.	130,356	1,525,165
#	First Savings Financial Group, Inc.	6,477	96,702
	First United Corp.	107,921	1,615,577
*	First Western Financial, Inc.	7,148	126,948
	Flushing Financial Corp.	675,195	8,122,596
	FNB Corp.	8,069,732	92,640,523
#	Franklin Financial Services Corp.	6,905	200,383
	FS Bancorp, Inc.	42,320	1,265,791
	Fulton Financial Corp.	4,000,270	47,723,221
#*	FVCBankcorp, Inc.	8,104	77,879
*	Genworth Financial, Inc., Class A	8,376,048	48,664,839
#	Great Southern Bancorp, Inc.	52,316	2,661,838
*	Green Dot Corp., Class A	371,834	6,391,826
#*	Greenlight Capital Re Ltd., Class A	462,573	4,523,964
	Hancock Whitney Corp.	1,104,474	40,335,391
	Hanmi Financial Corp.	531,278	8,585,453
	HarborOne Bancorp, Inc.	319,334	3,432,841
#	Hawthorn Bancshares, Inc.	45,233	1,000,554
	Heartland Financial USA, Inc.	514,928	16,766,056
#	Hennessy Advisors, Inc.	1,605	12,070
	Heritage Commerce Corp.	468,275	3,980,338
	Heritage Financial Corp.	253,941	4,471,901
#	Hilltop Holdings, Inc.	1,127,969	34,989,598
#	HMN Financial, Inc.	98,539	1,785,527
	Home Bancorp, Inc.	82,317	2,578,992
	HomeStreet, Inc.	463,628	4,525,009
	HomeTrust Bancshares, Inc.	210,432	4,391,716
	Hope Bancorp, Inc.	2,163,609	19,688,842
	Horace Mann Educators Corp.	550,884	17,231,652
	Horizon Bancorp, Inc.	219,528	2,311,630
	Independent Bank Corp.	61,271	3,431,176
	Independent Bank Corp.	55,578	990,400
	Independent Bank Group, Inc.	616,583	22,431,290
	International Bancshares Corp.	1,115,161	47,583,920
	Investar Holding Corp.	50,183	673,456
	Investors Title Co.	1,707	253,967
#	Jackson Financial, Inc., Class A	1,094,527	39,413,917
#	Janus Henderson Group PLC	1,334,438	34,628,666
#	Kearny Financial Corp.	1,688,385	13,152,519
	Kemper Corp.	455,201	22,145,529
	Lakeland Bancorp, Inc.	907,469	13,013,105
	Landmark Bancorp, Inc.	53,119	1,075,660
	LCNB Corp.	113,470	1,736,091
*	LendingClub Corp.	60,605	435,144
	Luther Burbank Corp.	183,127	1,655,468
	Magyar Bancorp, Inc.	45,251	465,633
#*	Maiden Holdings Ltd.	55,180	121,396

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	MainStreet Bancshares, Inc.	15,862	$340,874
*	MBIA, Inc.	301,435	3,032,436
	Mercantile Bank Corp.	365,650	10,260,139
#	Merchants Bancorp	35,068	813,578
	Meridian Corp.	33,724	315,319
	MGIC Investment Corp.	4,553,567	67,711,541
#	Mid Penn Bancorp, Inc.	59,899	1,354,915
#	Middlefield Banc Corp.	12,568	341,724
	Midland States Bancorp, Inc.	301,354	6,027,080
#*††	Midwest Banc Holdings, Inc.	1,629	0
	MidWestOne Financial Group, Inc.	158,677	3,284,614
*	Mr Cooper Group, Inc.	442,457	20,485,759
#	National Western Life Group, Inc., Class A	76,067	19,395,564
#	Navient Corp.	3,389,358	56,059,981
#	NBT Bancorp, Inc.	34,833	1,123,016
	Nelnet, Inc., Class A	712,412	68,605,276
#	New York Community Bancorp, Inc.	8,439,223	90,215,305
#*	Nicholas Financial, Inc.	170,735	840,016
#*	Nicolet Bankshares, Inc.	54,324	3,113,308
*	NMI Holdings, Inc., Class A	750,081	17,551,895
#	Northeast Bank	92,831	3,420,822
#	Northeast Community Bancorp, Inc.	20,633	269,673
#	Northfield Bancorp, Inc.	1,049,753	10,938,426
#	Northrim BanCorp, Inc.	172,639	5,964,677
#	Northwest Bancshares, Inc.	2,178,617	25,468,033
	Norwood Financial Corp.	2,700	72,576
	OceanFirst Financial Corp.	795,448	12,727,168
#*	Ocwen Financial Corp.	64,456	1,856,333
	OFG Bancorp	1,089,626	27,861,737
#	Old National Bancorp	3,730,428	50,025,040
	OP Bancorp	78,827	716,537
#	Oppenheimer Holdings, Inc., Class A	152,133	5,688,253
*	OptimumBank Holdings, Inc.	1,253	3,759
#	Origin Bancorp, Inc.	3,914	115,189
	Orrstown Financial Services, Inc.	87,639	1,680,040
	Pacific Premier Bancorp, Inc.	1,567,617	34,863,802
#	PacWest Bancorp	34,075	345,861
#	Parke Bancorp, Inc.	34,745	597,267
#*	Paysafe Ltd.	209,287	3,005,361
#	PCB Bancorp	61,361	848,009
	Peapack-Gladstone Financial Corp.	313,881	8,336,679
#	Penns Woods Bancorp, Inc.	41,943	976,852
#	PennyMac Financial Services, Inc.	664,533	41,526,667
#	Peoples Bancorp of North Carolina, Inc.	10,108	283,833
#	Peoples Bancorp, Inc.	701,406	18,278,640
#	Peoples Financial Services Corp.	25,786	1,040,465
#	Pinnacle Financial Partners, Inc.	39,749	2,155,588
#*	Pioneer Bancorp, Inc.	2,548	22,473
#*	Ponce Financial Group, Inc.	13,175	98,417
	Popular, Inc.	1,165,993	69,971,240
*	PRA Group, Inc.	309,997	11,243,591
	Premier Financial Corp.	600,701	9,977,644
	Primis Financial Corp.	178,100	1,576,185
#	Princeton Bancorp, Inc.	19,521	559,667
	ProAssurance Corp.	786,759	14,130,192
	Prosperity Bancshares, Inc.	406,744	25,470,309
	Provident Financial Holdings, Inc.	175,826	2,398,267
	Provident Financial Services, Inc.	1,922,564	33,606,419
	QCR Holdings, Inc.	119,075	4,929,705

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Radian Group, Inc.	1,590,600	$38,603,862
#	RBB Bancorp	161,674	2,011,225
#	Regional Management Corp.	197,498	5,285,046
	Renasant Corp.	1,174,064	33,014,680
#*	Repay Holdings Corp.	231,407	1,450,922
	Republic Bancorp, Inc., Class A	146,520	5,758,236
#	Richmond Mutual BanCorp, Inc.	7,448	74,406
	Riverview Bancorp, Inc.	546,342	2,800,003
	S&T Bancorp, Inc.	481,452	13,254,374
#	Salisbury Bancorp, Inc.	9,456	216,921
	Sandy Spring Bancorp, Inc.	546,642	12,288,512
	SB Financial Group, Inc.	57,739	819,894
	Seacoast Banking Corp. of Florida	1,706	37,856
*	Security National Financial Corp., Class A	35,696	267,363
#	Shore Bancshares, Inc.	236,105	3,135,474
#	Sierra Bancorp	312,067	5,114,778
#	Simmons First National Corp., Class A	2,144,166	35,829,014
#*	SiriusPoint Ltd.	11,971	104,028
	SmartFinancial, Inc.	121,573	2,618,682
	South Plains Financial, Inc.	19,505	400,438
#*	Southern First Bancshares, Inc.	15,747	434,302
	Southern Missouri Bancorp, Inc.	4,151	150,598
#	SouthState Corp.	107,911	7,443,701
#	Stellar Bancorp, Inc.	296,524	6,802,261
#*	Sterling Bancorp, Inc.	80,083	434,050
#	Stewart Information Services Corp.	310,453	12,930,367
	Summit Financial Group, Inc.	23,135	449,513
#	Summit State Bank	10,197	154,281
#*	SWK Holdings Corp.	2,921	51,205
#	Territorial Bancorp, Inc.	144,043	2,412,720
*	Texas Capital Bancshares, Inc.	896,083	45,028,171
*	Third Coast Bancshares, Inc.	16,258	226,637
	Timberland Bancorp, Inc.	138,668	3,570,701
	Tiptree, Inc.	808,744	11,136,405
#	Towne Bank	562,386	13,322,924
	TrustCo Bank Corp. NY	189,758	5,662,379
	Trustmark Corp.	789,956	18,872,049
	U.S. Global Investors, Inc., Class A	10,527	28,633
#*	Unico American Corp.	132,227	136,194
	United Bancshares, Inc.	21,025	420,500
	United Bankshares, Inc.	2,090,812	69,268,602
#	United Fire Group, Inc.	417,379	11,227,495
	United Security Bancshares	281,751	1,696,141
	Unity Bancorp, Inc.	40,388	934,982
	Universal Insurance Holdings, Inc.	45,296	698,464
	Univest Financial Corp.	622,817	12,531,078
	Unum Group	1,952,775	82,407,105
#	Valley National Bancorp	5,871,086	55,070,787
#*	Velocity Financial, Inc.	4,045	36,890
	Veritex Holdings, Inc.	142,170	2,446,746
#	Washington Federal, Inc.	1,655,519	46,420,753
	Waterstone Financial, Inc.	432,457	5,989,529
	WesBanco, Inc.	1,448,363	38,555,423
	Western New England Bancorp, Inc.	520,977	3,527,014
	Westwood Holdings Group, Inc.	18,087	221,928
	White Mountains Insurance Group Ltd.	43,400	62,154,876
#	William Penn Bancorp	23,209	240,445
	Wintrust Financial Corp.	571,849	39,097,316
	WSFS Financial Corp.	521,742	18,349,666

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	WVS Financial Corp.	1,740	$21,750

TOTAL FINANCIALS			3,250,941,000

HEALTH CARE — (4.2%)
#*	Acadia Healthcare Co., Inc.	1,075,525	77,749,702
#*	AdaptHealth Corp.	23,216	275,806
#*	Addus HomeCare Corp.	1,383	113,046
*	American Shared Hospital Services	118,315	328,916
*	Amphastar Pharmaceuticals, Inc.	10,417	372,616
*	AngioDynamics, Inc.	651,028	5,416,553
#*	Anika Therapeutics, Inc.	217,700	5,586,182
#*	Avanos Medical, Inc.	753,462	22,257,267
#*	Aytu BioPharma, Inc.	23,993	56,384
#*	Brookdale Senior Living, Inc.	1,036,728	4,447,563
*	Computer Programs & Systems, Inc.	93,711	2,425,241
#*	Cullinan Oncology, Inc.	37,527	365,138
*	Cumberland Pharmaceuticals, Inc.	38,585	65,980
#*††	Curative Health Services, Inc.	347,123	0
*	Eagle Pharmaceuticals, Inc.	71,521	2,008,310
*	Elanco Animal Health, Inc.	193,389	1,831,394
#*	Enhabit, Inc.	136,856	1,676,486
*	Enovis Corp.	873,888	50,903,976
*	Envista Holdings Corp.	1,092,299	42,042,589
*	FONAR Corp.	88,950	1,403,186
#*	Fulgent Genetics, Inc.	81,638	2,414,036
#*	Harvard Bioscience, Inc.	11,600	66,352
	HealthStream, Inc.	55,219	1,360,596
*	ImmuCell Corp.	36,020	176,498
#*	Innoviva, Inc.	521,760	6,120,245
*	Inogen, Inc.	5,958	79,301
*	Integer Holdings Corp.	597,474	49,201,984
#*	iTeos Therapeutics, Inc.	65,744	903,323
#*	Kewaunee Scientific Corp.	65,931	1,025,227
#*	LENSAR, Inc.	106,880	305,677
#*	Ligand Pharmaceuticals, Inc.	5,353	408,702
#*	Mallinckrodt PLC	2,544	14,857
	National HealthCare Corp.	191,384	11,083,047
#*††	OCA, Inc.	492,841	0
*»	OmniAb, Inc.	2,029	0
*»	OmniAb, Inc.	2,029	0
#*	OPKO Health, Inc.	103,936	152,786
*	OraSure Technologies, Inc.	2,957	20,108
*	Orthofix Medical, Inc.	2,419	45,550
*	Owens & Minor, Inc.	8,376	130,163
	Patterson Cos., Inc.	76,594	2,076,463
#*††	PDL BioPharma, Inc.	1,226,353	1,977,570
*	Pediatrix Medical Group, Inc.	457,016	6,549,039
	Perrigo Co. PLC	2,142,498	79,679,501
	Premier, Inc., Class A	859,963	28,662,567
*	Prestige Consumer Healthcare, Inc.	1,083,951	66,695,505
#*	REGENXBIO, Inc.	186,554	3,611,685
#*	Supernus Pharmaceuticals, Inc.	132,557	4,886,051
*	Syneos Health, Inc.	260,018	10,208,307
#*	Taro Pharmaceutical Industries Ltd.	23,740	598,248
#*	Teladoc Health, Inc.	1,983,116	52,612,067
*††	U.S. Diagnostic, Inc.	3	0
*	Vanda Pharmaceuticals, Inc.	359,888	2,209,712
#*	Varex Imaging Corp.	468,725	8,315,181
#*	Veracyte, Inc.	584,106	13,224,160

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Veradigm, Inc.	2,514,388	$31,404,706
*	Vir Biotechnology, Inc.	149,441	3,758,441

TOTAL HEALTH CARE			609,303,990

INDUSTRIALS — (19.8%)
*	AAR Corp.	889,189	46,931,395
#	ABM Industries, Inc.	1,395,124	59,404,380
	ACCO Brands Corp.	1,791,043	8,202,977
	Acme United Corp.	20,660	541,292
#*	AerSale Corp.	18,475	298,926
	Air Lease Corp.	2,041,374	82,104,062
*	Air Transport Services Group, Inc.	467,428	9,493,463
	Alamo Group, Inc.	6,882	1,216,256
#*	Alaska Air Group, Inc.	1,228,568	53,393,565
*	Alight, Inc., Class A	1,995,839	18,461,511
*	Allegiant Travel Co.	102,372	10,637,475
*	American Woodmark Corp.	250,524	12,656,472
	Apogee Enterprises, Inc.	116,795	4,970,795
	ARC Document Solutions, Inc.	258,490	785,810
#	ArcBest Corp.	613,281	57,893,726
	Arcosa, Inc.	650,225	43,916,196
#	Argan, Inc.	66,570	2,678,111
	Astec Industries, Inc.	300,188	12,391,761
*	Astronics Corp.	65,112	959,751
*	Asure Software, Inc.	111,751	1,490,758
#*	Avalon Holdings Corp., Class A	15,718	42,439
#*	AZEK Co., Inc.	669,417	18,167,977
	AZZ, Inc.	178,625	6,739,521
	Barnes Group, Inc.	1,085,014	45,603,138
#*	Beacon Roofing Supply, Inc.	952,004	57,291,601
#	BGSF, Inc.	39,784	383,120
#*	BlueLinx Holdings, Inc.	106,991	7,495,789
	Boise Cascade Co.	651,886	44,530,333
*	BrightView Holdings, Inc.	440,205	2,434,334
#*	Broadwind, Inc.	23,688	117,492
*	CACI International, Inc., Class A	33,449	10,480,241
*	CBIZ, Inc.	623,642	32,859,697
*	CECO Environmental Corp.	651,102	7,559,294
	Chicago Rivet & Machine Co.	27,374	821,220
*	Civeo Corp.	58,537	1,126,837
#*	Clarivate PLC	400,721	3,550,388
	Columbus McKinnon Corp.	432,188	15,001,245
*	Commercial Vehicle Group, Inc.	111,664	818,497
#	CompX International, Inc.	69,865	1,264,557
	Concentrix Corp.	23,973	2,313,634
*	Concrete Pumping Holdings, Inc.	156,734	1,089,301
*	Conduent, Inc.	1,559,700	5,474,547
#	Costamare, Inc.	1,966,210	17,754,876
#	Covenant Logistics Group, Inc.	207,241	8,163,223
#*»	CPI Aerostructures, Inc.	39,198	129,745
	CRA International, Inc.	89,378	9,397,203
	Deluxe Corp.	126,082	1,910,142
#*	Distribution Solutions Group, Inc.	50,326	2,349,218
*	DLH Holdings Corp.	25,897	253,014
*	Ducommun, Inc.	307,409	15,370,450
	Dun & Bradstreet Holdings, Inc.	1,320,372	14,748,555
*	DXP Enterprises, Inc.	120,714	3,041,993
#	Eagle Bulk Shipping, Inc.	243,373	10,883,641
#	Eastern Co.	114,048	2,024,352

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	Encore Wire Corp.	483,947	$75,655,435
	EnerSys	277,188	22,998,288
	Ennis, Inc.	664,425	12,909,778
	EnPro Industries, Inc.	397,893	37,509,373
	Esab Corp.	636,930	37,171,235
#	ESCO Technologies, Inc.	259,896	24,318,469
#*	First Advantage Corp.	435,682	5,602,871
*	Gates Industrial Corp. PLC	2,146,203	28,909,354
#	GATX Corp.	790,355	90,029,338
#	Genco Shipping & Trading Ltd.	755,888	11,648,234
*	Gencor Industries, Inc.	174,691	2,305,921
*	Gibraltar Industries, Inc.	298,842	14,954,054
*	GMS, Inc.	795,767	46,202,232
*	Graham Corp.	26,267	338,056
#	Granite Construction, Inc.	526,545	20,077,161
#*	Great Lakes Dredge & Dock Corp.	960,030	5,500,972
#	Greenbrier Cos., Inc.	701,273	18,548,671
	Griffon Corp.	383,973	10,924,032
*	GXO Logistics, Inc.	22,543	1,197,710
*	Harsco Corp.	650,933	4,471,910
#*	Hayward Holdings, Inc.	5,948	71,614
#	Heartland Express, Inc.	200,724	2,906,484
	Heidrick & Struggles International, Inc.	282,109	7,083,757
*	Heritage-Crystal Clean, Inc.	144,262	5,043,400
#*	Hertz Global Holdings, Inc.	527,975	8,806,623
#	Hillenbrand, Inc.	6,590	300,636
#	HNI Corp.	53,513	1,390,268
*	Hub Group, Inc., Class A	778,349	58,687,515
#	Hurco Cos., Inc.	147,663	3,312,081
#*	Huron Consulting Group, Inc.	328,646	27,865,894
	Hyster-Yale Materials Handling, Inc.	58,683	3,090,247
	ICF International, Inc.	327,928	37,383,792
*	IES Holdings, Inc.	26,588	1,148,336
#	Insteel Industries, Inc.	177,398	4,883,767
	Interface, Inc.	384,672	3,015,828
*	JELD-WEN Holding, Inc.	205,130	2,621,561
#*	JetBlue Airways Corp.	5,199,700	37,125,858
	Kaman Corp.	130,124	2,871,837
#*	KAR Auction Services, Inc.	1,727,194	23,386,207
#	Kelly Services, Inc., Class A	807,102	13,244,544
#	Kennametal, Inc.	945,144	24,535,938
#	Kimball International, Inc., Class B	556,892	6,855,341
*	Kirby Corp.	807,289	57,995,642
	Korn Ferry	766,154	36,790,715
*	Kratos Defense & Security Solutions, Inc.	253,940	3,275,826
*	L B Foster Co., Class A	125,933	1,407,931
*	Limbach Holdings, Inc.	88,993	1,507,541
*	LS Starrett Co., Class A	21,227	226,704
	LSI Industries, Inc.	204,595	2,596,311
*	Manitowoc Co., Inc.	561,355	8,583,118
	ManpowerGroup, Inc.	504,907	38,226,509
#	Marten Transport Ltd.	1,777,207	35,881,809
*	MasTec, Inc.	163,775	14,544,858
*	Matrix Service Co.	5,213	24,814
	Matson, Inc.	555,427	37,785,699
#	Matthews International Corp., Class A	330,541	12,517,588
	Maxar Technologies, Inc.	89,042	4,694,294
*	Mayville Engineering Co., Inc.	50,194	607,347
	McGrath RentCorp	175,742	15,619,949

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	MDU Resources Group, Inc.	1,018,666	$29,765,421
#*	Mercury Systems, Inc.	133,071	6,343,495
	Miller Industries, Inc.	301,637	9,833,366
#	MillerKnoll, Inc.	408,535	6,949,180
*	Mistras Group, Inc.	414,945	3,369,353
	Moog, Inc., Class A	194,664	17,541,173
*	MRC Global, Inc.	133,096	1,296,355
#	Mueller Industries, Inc.	32,210	2,314,289
*	MYR Group, Inc.	202,215	25,881,498
#	National Presto Industries, Inc.	62,333	4,239,891
	NL Industries, Inc.	807,645	5,193,157
#*	NN, Inc.	248,014	267,855
*	Northwest Pipe Co.	185,140	5,098,756
*	NOW, Inc.	1,296,508	13,833,740
	nVent Electric PLC	888,820	37,268,223
*	Orion Group Holdings, Inc.	439,279	1,045,484
	Oshkosh Corp.	82,743	6,331,494
	P&F Industries, Inc., Class A	17,337	88,419
*	PAM Transportation Services, Inc.	360,028	8,082,629
	Pangaea Logistics Solutions Ltd.	291,185	1,808,259
#	Park Aerospace Corp.	71,117	930,210
	Park-Ohio Holdings Corp.	119,171	1,545,648
*	Parsons Corp.	54,095	2,353,132
*	Patriot Transportation Holding, Inc.	2,456	22,522
#*	Perma-Pipe International Holdings, Inc.	181,198	1,965,998
#*	PGT Innovations, Inc.	98,279	2,521,839
	Powell Industries, Inc.	129,323	5,180,679
#	Preformed Line Products Co.	100,071	12,436,824
	Primoris Services Corp.	612,932	15,507,180
*	Proto Labs, Inc.	4,966	142,872
*	Quad/Graphics, Inc.	250,539	874,381
#	Quanex Building Products Corp.	817,969	15,623,208
#*	Quest Resource Holding Corp.	20,238	108,779
*	Radiant Logistics, Inc.	579,041	3,821,671
*	Resideo Technologies, Inc.	1,804,853	32,126,383
	Resources Connection, Inc.	763,125	11,133,994
	REV Group, Inc.	441,898	4,741,566
	Rush Enterprises, Inc., Class A	949,206	50,412,331
#	Rush Enterprises, Inc., Class B	418,540	24,518,073
*	RXO, Inc.	470,215	8,506,189
	Ryder System, Inc.	152,509	12,072,612
	Schneider National, Inc., Class B	857,786	22,448,260
*	Servotronics, Inc.	15,025	182,028
*	SIFCO Industries, Inc.	49,091	112,418
#*	SkyWest, Inc.	1,113,671	31,516,889
#	Spirit Airlines, Inc.	1,319,995	22,571,914
#	Standex International Corp.	70,279	8,630,964
#*	StarTek, Inc.	4,308	14,173
#	Steelcase, Inc., Class A	1,467,313	11,738,504
*	Stericycle, Inc.	97,098	4,432,524
*	Sterling Infrastructure, Inc.	126,600	4,674,072
#*	Sunrun, Inc.	1,030,337	21,678,290
*	Taylor Devices, Inc.	6,091	132,479
#	Terex Corp.	313,282	13,969,244
#	Textainer Group Holdings Ltd.	1,140,844	40,043,624
*	Thermon Group Holdings, Inc.	332,596	6,911,345
	Timken Co.	195,997	15,062,369
*	Titan Machinery, Inc.	579,062	18,153,594
#	Trinity Industries, Inc.	1,626,010	38,942,939

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Triton International Ltd.	1,426,643	$117,940,577
*	TrueBlue, Inc.	539,766	8,177,455
*	Tutor Perini Corp.	538,818	2,855,735
*	Twin Disc, Inc.	50,946	583,332
	UFP Industries, Inc.	194,272	15,254,237
*	Ultralife Corp.	178,862	749,432
	UniFirst Corp.	93,011	15,224,040
*	Univar Solutions, Inc.	1,819,175	64,580,712
#	Universal Logistics Holdings, Inc.	14,018	358,861
#*	V2X, Inc.	57,384	2,478,989
#	Veritiv Corp.	213,188	24,488,906
#*	Virco Mfg. Corp.	55,251	204,981
#	VSE Corp.	195,973	8,287,698
#	Wabash National Corp.	482,268	12,379,820
#	Werner Enterprises, Inc.	851,018	38,440,483
	WESCO International, Inc.	542,302	78,091,488
#*	Willis Lease Finance Corp.	237,855	12,011,677

TOTAL INDUSTRIALS.			2,855,233,754

INFORMATION TECHNOLOGY — (6.8%)
*	ACI Worldwide, Inc.	95,941	2,430,186
	Adeia, Inc.	242,410	1,852,012
*	Alithya Group, Inc., Class A	260,197	481,364
#*	Alpha & Omega Semiconductor Ltd.	587,946	14,040,151
	Amkor Technology, Inc.	4,867,059	108,876,110
*	Amtech Systems, Inc.	407,681	3,518,287
*	AstroNova, Inc.	178,090	2,619,704
*	Aviat Networks, Inc.	8,510	279,213
	Avnet, Inc.	2,071,123	85,454,535
#*	Aware, Inc.	603,241	1,001,380
#*	AXT, Inc.	780,833	2,084,824
#	Bel Fuse, Inc., Class A	16,404	688,804
	Bel Fuse, Inc., Class B	207,121	8,415,326
	Benchmark Electronics, Inc.	904,125	19,303,069
*	Cohu, Inc.	583,989	19,762,188
*	Computer Task Group, Inc.	34,821	235,738
#	Comtech Telecommunications Corp.	364,318	3,770,691
	CSP, Inc.	117,769	1,489,778
	CTS Corp.	43,246	1,695,676
#*	Daktronics, Inc.	246,048	1,183,491
#*	Digi International, Inc.	669,019	20,177,613
#*	Diodes, Inc.	71,173	5,672,488
*	DXC Technology Co.	1,282,534	30,588,436
#	Ebix, Inc.	152,413	2,478,235
*	ePlus, Inc.	218,464	9,511,923
#	Frequency Electronics, Inc.	242,245	1,577,015
#*	Ichor Holdings Ltd.	211,948	5,902,752
	Immersion Corp.	127,346	839,210
#*	Insight Enterprises, Inc.	533,461	64,522,108
	InterDigital, Inc.	29,459	1,995,553
*	inTEST Corp.	13,387	254,353
*	Intevac, Inc.	453,471	2,870,471
*	IPG Photonics Corp.	9,829	1,130,138
*	Key Tronic Corp.	348,661	2,388,328
*	Kimball Electronics, Inc.	731,526	14,725,618
*	Knowles Corp.	1,365,444	23,048,695
#	Kulicke & Soffa Industries, Inc.	172,437	8,218,347
*	KVH Industries, Inc.	183,108	1,926,296
*	Kyndryl Holdings, Inc.	1,639,588	23,708,443

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	LiveRamp Holdings, Inc.	3,324	$80,075
*	Magnachip Semiconductor Corp.	200,464	1,780,120
	Methode Electronics, Inc.	344,410	14,117,366
*	NETGEAR, Inc.	306,395	4,329,361
*	NetScout Systems, Inc.	1,668,271	45,393,654
#*	NetSol Technologies, Inc.	14,748	34,953
*	Onto Innovation, Inc.	92,177	7,464,494
#*	Optical Cable Corp.	128,552	521,921
#*	OSI Systems, Inc.	1,333	150,576
	PC Connection, Inc.	674,693	27,169,887
#	PCTEL, Inc.	27,100	128,996
#*	Photronics, Inc.	1,178,861	17,046,330
*	Plexus Corp.	360,206	31,507,219
*	RF Industries Ltd.	48,062	193,690
#	Richardson Electronics Ltd.	295,564	4,560,553
*	Sanmina Corp.	1,485,715	77,643,466
*	ScanSource, Inc.	412,895	11,292,678
#*	SecureWorks Corp., Class A	9,114	82,664
#*††	Silicon Graphics, Inc.	289,563	0
#*	SolarWinds Corp.	23,612	203,535
#*	Stratasys Ltd.	283,804	4,075,425
#*	Super Micro Computer, Inc.	293,488	30,942,440
#*††	Superior Telecom, Inc.	29,232	0
#	Taitron Components, Inc., Class A	7,394	26,249
*	TESSCO Technologies, Inc.	56,735	498,133
#*	Trio-Tech International.	51,061	221,605
*	TTM Technologies, Inc.	2,470,649	29,178,365
#*	Ultra Clean Holdings, Inc.	392,786	11,210,112
#*	Viasat, Inc.	977,200	34,231,316
	Vishay Intertechnology, Inc.	3,103,708	66,077,943
*	Vishay Precision Group, Inc.	288,783	10,840,914
	Xerox Holdings Corp.	2,521,606	39,513,566
#*	Xperi, Inc.	318,408	3,021,692

TOTAL INFORMATION TECHNOLOGY			974,257,847

MATERIALS — (7.4%)
	AdvanSix, Inc.	337,185	12,705,131
#	Alpha Metallurgical Resources, Inc.	147,321	21,591,366
*	American Biltrite, Inc.	25	2,692
	American Vanguard Corp.	779,434	15,004,104
#*	Ampco-Pittsburgh Corp.	13,784	41,628
*	Arconic Corp.	893,069	22,103,458
*	Ascent Industries Co.	60,421	573,395
	Ashland, Inc.	519,548	52,791,272
	Avient Corp.	271,557	10,457,660
	Caledonia Mining Corp. PLC	18,301	260,606
	Carpenter Technology Corp.	1,243,623	65,588,677
#*	Century Aluminum Co.	88,756	762,414
*	Clearwater Paper Corp.	174,899	6,313,854
#*	Coeur Mining, Inc.	1,359,077	4,620,862
	Commercial Metals Co.	2,254,212	105,249,158
#*	Core Molding Technologies, Inc.	148,824	2,790,450
*	Ecovyst, Inc.	1,139,006	12,927,718
	Element Solutions, Inc.	4,474,175	81,206,276
#*	Ferroglobe PLC	102,714	414,965
#	Flexible Solutions International, Inc.	3,203	9,705
	Fortitude Gold Corp.	45,330	312,324
	Friedman Industries, Inc.	178,693	1,992,427
	FutureFuel Corp.	693,975	5,204,813

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Greif, Inc., Class A	585,420	$36,758,522
#	Greif, Inc., Class B	27,770	2,186,610
	Hawkins, Inc.	43,872	1,769,796
#	Haynes International, Inc.	324,449	15,252,347
	HB Fuller Co.	326,022	21,572,876
	Hecla Mining Co.	10,987,996	66,477,376
	Huntsman Corp.	2,390,522	64,042,084
	Innospec, Inc.	62,154	6,316,711
#*	Intrepid Potash, Inc.	178,309	4,596,806
#	Kaiser Aluminum Corp.	84,179	5,532,244
	Koppers Holdings, Inc.	134,529	4,413,896
#	Kronos Worldwide, Inc.	599,392	5,574,346
#*	LSB Industries, Inc.	232,623	2,077,323
	Materion Corp.	317,829	34,424,059
#	Mativ Holdings, Inc.	537,164	10,404,867
#	Mercer International, Inc.	1,328,215	12,923,532
	Minerals Technologies, Inc.	574,584	34,049,848
#	Nexa Resources SA	266,850	1,601,100
*	O-I Glass, Inc.	320,375	7,198,826
#	Olympic Steel, Inc.	260,670	12,139,402
	Pactiv Evergreen, Inc.	145,183	1,146,946
*	Ranpak Holdings Corp.	163,973	669,010
*	Rayonier Advanced Materials, Inc.	1,032,483	5,616,708
#»	Resolute Forest Products, Inc.	1,372,760	1,949,319
	Ryerson Holding Corp.	310,273	11,719,011
	Schnitzer Steel Industries, Inc., Class A	707,983	20,453,629
	Stepan Co.	41,995	3,871,939
*	Summit Materials, Inc., Class A	1,693,866	46,428,867
	SunCoke Energy, Inc.	2,174,126	16,914,700
#*	TimkenSteel Corp.	881,299	14,752,945
#	Tredegar Corp.	549,154	5,151,065
	TriMas Corp.	625,545	15,895,098
#	Trinseo PLC	214,684	3,890,074
#	Tronox Holdings PLC	2,506,771	34,317,695
#	U.S. Steel Corp.	3,597,899	82,319,929
#	United States Lime & Minerals, Inc.	3,998	643,278
*	Universal Stainless & Alloy Products, Inc.	124,526	1,179,261
#	Warrior Met Coal, Inc.	380,293	13,146,729
*»	Webco Industries, Inc.	5,747	1,033,023
	Worthington Industries, Inc.	236,804	14,063,790

TOTAL MATERIALS			1,067,400,542

REAL ESTATE — (0.9%)
#*	AMREP Corp.	1,394	19,376
#*	Anywhere Real Estate, Inc.	633,683	4,036,561
#*	Cushman & Wakefield PLC	749,164	7,379,265
	Douglas Elliman, Inc.	376,456	1,200,895
#*	Forestar Group, Inc.	257,148	4,973,242
*	FRP Holdings, Inc.	55,835	3,238,430
#*	Howard Hughes Corp.	696,329	53,874,975
#	Kennedy-Wilson Holdings, Inc.	1,520,296	25,510,567
#	Marcus & Millichap, Inc.	216,791	6,822,413
	Newmark Group, Inc., Class A	478,971	3,036,676
#	RE/MAX Holdings, Inc., Class A	430,600	8,314,886
#	Stratus Properties, Inc.	111,357	2,383,040
*	Tejon Ranch Co.	369,461	6,384,286

TOTAL REAL ESTATE			127,174,612

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (0.2%)
Genie Energy Ltd., Class B	85,092	$1,324,882
New Jersey Resources Corp.	366,175	18,909,277
# Ormat Technologies, Inc.	18,573	1,593,749
#* Sunnova Energy International, Inc.	544,053	9,771,192

TOTAL UTILITIES		31,599,100

TOTAL COMMON STOCKS		13,097,925,665

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	12,188	278,496

CONSUMER DISCRETIONARY — (0.0%)
# Qurate Retail, Inc., 8.000%	39,735	1,217,877

INDUSTRIALS — (0.0%)
(r) WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	220,804	6,005,869

TOTAL PREFERRED STOCKS		7,502,242

TOTAL INVESTMENT SECURITIES (Cost $9,415,551,548)		13,105,427,907

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund 4.760%	128,336,291	128,336,291

SECURITIES LENDING COLLATERAL — (8.1%)
@§ The DFA Short Term Investment Fund	100,700,281	1,164,800,146

TOTAL INVESTMENTS — (100.0%) (Cost $10,708,576,488)		$14,398,564,344

As of April 30, 2023, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500 ® E-mini Index	584	06/16/23	$115,622,213	$122,304,200	$6,681,987

Total Futures Contracts			$115,622,213	$122,304,200	$6,681,987

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$243,768,684	—	—	$243,768,684
Consumer Discretionary	2,091,583,442	$35,941,149	—	2,127,524,591
Consumer Staples	641,733,174	1,138,068	—	642,871,242
Energy	1,167,850,303	—	—	1,167,850,303
Financials	3,250,114,368	826,632	—	3,250,941,000
Health Care	607,326,420	—	$1,977,570	609,303,990
Industrials	2,855,104,009	129,745	—	2,855,233,754

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Information Technology	$974,257,847	—	—		$974,257,847
Materials	1,064,418,200	$2,982,342	—		1,067,400,542
Real Estate	127,174,612	—	—		127,174,612
Utilities	31,599,100	—	—		31,599,100
Preferred Stocks
Communication Services	278,496	—	—		278,496
Consumer Discretionary	1,217,877	—	—		1,217,877
Industrials	6,005,869	—	—		6,005,869
Temporary Cash Investments	128,336,291	—	—		128,336,291
Securities Lending Collateral	—	1,164,800,146	—		1,164,800,146
Futures Contracts**	6,681,987	—	—		6,681,987

TOTAL	$13,197,450,679	$1,205,818,082	$1,977,570	^	$14,405,246,331

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.3%)
COMMUNICATION SERVICES — (7.1%)
	Activision Blizzard, Inc.	346,005	$26,888,049
#*††	Akazoo SA	1,631	0
*	Alphabet, Inc., Class A	3,212,000	344,776,080
*	Alphabet, Inc., Class C	2,978,380	322,320,284
#*	Altice USA, Inc., Class A	273,714	957,999
*	AMC Networks, Inc., Class A	77,257	1,366,676
#*	Angi, Inc.	108,826	250,300
#*	Anterix, Inc.	28,374	896,051
	AT&T, Inc.	4,726,717	83,521,089
	ATN International, Inc.	37,028	1,339,303
*	Bandwidth, Inc., Class A	30,638	372,864
*	Boston Omaha Corp., Class A	10,588	216,630
*	Bumble, Inc., Class A	152,263	2,772,709
#	Cable One, Inc.	10,002	7,585,617
#*	Cargurus, Inc.	51,420	845,345
*	Cars.com, Inc.	166,237	3,253,258
*	Charter Communications, Inc., Class A	97,492	35,945,300
#*	Cinemark Holdings, Inc.	112,554	1,899,912
	Cogent Communications Holdings, Inc.	68,755	4,746,845
	Comcast Corp., Class A	4,160,985	172,139,949
*	Consolidated Communications Holdings, Inc.	169,647	656,534
#*	Cumulus Media, Inc., Class A	16,489	57,959
*	Daily Journal Corp.	108	29,500
#	DallasNews Corp.	7,816	33,531
*	DHI Group, Inc.	775,296	2,845,336
#*	DISH Network Corp., Class A	286,519	2,151,758
*	EchoStar Corp., Class A	80,460	1,373,452
	Electronic Arts, Inc.	155,923	19,845,879
#*	Emerald Holding, Inc.	24,642	91,422
#*	Endeavor Group Holdings, Inc., Class A	73,042	1,883,023
	Entravision Communications Corp., Class A	146,505	915,656
*	EverQuote, Inc., Class A	5,754	40,105
*	EW Scripps Co., Class A	144,715	1,219,947
*	FG Group Holdings, Inc.	13,352	25,903
	Fox Corp., Class A	321,821	10,703,766
	Fox Corp., Class B	189,993	5,802,386
#*	Frontier Communications Parent, Inc.	108,803	2,452,420
#*	Gaia, Inc.	18,401	55,939
#*	Gannett Co., Inc.	126,079	239,550
	Gray Television, Inc.	229,946	1,772,884
	Gray Television, Inc., Class A	600	4,986
*	Harte Hanks, Inc.	2,554	21,556
*	IDT Corp., Class B	190,707	6,333,379
#*	iHeartMedia, Inc., Class A	11,859	41,151
#*	IMAX Corp.	78,881	1,652,557
*	Integral Ad Science Holding Corp.	5,946	93,531
	Interpublic Group of Cos., Inc.	682,571	24,388,262
	Iridium Communications, Inc.	209,946	13,325,273
	John Wiley & Sons, Inc., Class A	68,297	2,634,215
#	John Wiley & Sons, Inc., Class B	4,638	177,032
*	Lee Enterprises, Inc.	5,611	64,639
*	Liberty Broadband Corp., Class A	19,932	1,684,852
*	Liberty Broadband Corp., Class C	132,267	11,213,596

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Latin America Ltd., Class A	170,570	$1,512,956
*	Liberty Latin America Ltd., Class C	644,838	5,726,161
#*	Liberty Media Corp.-Liberty Braves, Class A	14,764	578,306
*	Liberty Media Corp.-Liberty Braves, Class B	239	11,831
*	Liberty Media Corp.-Liberty Braves, Class C	49,759	1,891,837
*	Liberty Media Corp.-Liberty Formula One, Class A	22,083	1,430,537
#*	Liberty Media Corp.-Liberty Formula One, Class C	191,767	13,843,660
*	Liberty Media Corp.-Liberty SiriusXM, Class A	75,781	2,129,446
*	Liberty Media Corp.-Liberty SiriusXM, Class B	2,392	70,444
*	Liberty Media Corp.-Liberty SiriusXM, Class C	188,725	5,272,977
#*	Lions Gate Entertainment Corp., Class A	190,048	2,185,552
*	Lions Gate Entertainment Corp., Class B	319,299	3,406,920
*	Live Nation Entertainment, Inc.	139,583	9,460,936
#	Lumen Technologies, Inc.	1,824,813	4,324,807
#*	Madison Square Garden Entertainment Corp.	47,519	1,533,438
	Madison Square Garden Sports Corp.	7,423	1,488,312
#*	Magnite, Inc.	23,585	221,699
#*	Marchex, Inc., Class B	5,288	9,889
#	Marcus Corp.	53,996	946,010
*	Match Group, Inc.	178,919	6,602,111
*	Meta Platforms, Inc., Class A	1,474,881	354,443,402
*	Netflix, Inc.	161,177	53,177,128
	New York Times Co., Class A	249,157	9,903,991
	News Corp., Class A	367,113	6,464,860
#	News Corp., Class B	207,046	3,675,067
	Nexstar Media Group, Inc.	105,343	18,271,743
	Omnicom Group, Inc.	247,999	22,461,269
*	Ooma, Inc.	1,045	12,854
	Paramount Global, Class A	15,306	404,997
	Paramount Global, Class B	474,309	11,065,629
*	Pinterest, Inc., Class A	88,608	2,037,984
*	Playtika Holding Corp.	76,268	762,680
#*	PubMatic, Inc., Class A	15,945	217,809
*	QuinStreet, Inc.	75,323	836,839
#*	Quotient Technology, Inc.	101,559	286,396
*	Reading International, Inc., Class A	74,588	240,919
*	ROBLOX Corp., Class A	123,408	4,393,325
*	Roku, Inc.	21,704	1,219,982
	Saga Communications, Inc., Class A	1,544	34,354
*	Salem Media Group, Inc.	7,597	7,825
#	Scholastic Corp.	69,019	2,655,161
*	Sciplay Corp., Class A	17,146	292,854
#	Shenandoah Telecommunications Co.	112,607	2,343,352
	Shutterstock, Inc.	51,387	3,442,929
#	Sinclair Broadcast Group, Inc., Class A	52,327	1,040,784
#	Sirius XM Holdings, Inc.	860,794	3,271,017
*	Snap, Inc., Class A	155,041	1,350,407
#*	Sphere Entertainment Co.	47,519	1,337,185
	Spok Holdings, Inc.	52,509	642,185
*	Spotify Technology SA	46,020	6,148,272
*	Take-Two Interactive Software, Inc.	141,181	17,547,387
#*	TechTarget, Inc.	39,812	1,357,191
	TEGNA, Inc.	472,548	8,080,571
	Telephone & Data Systems, Inc.	217,408	2,174,080
#*	Telesat Corp.	6,903	59,849
#*	Thryv Holdings, Inc.	24,814	557,322
*	T-Mobile U.S., Inc.	364,088	52,392,263
	Townsquare Media, Inc., Class A	28,652	271,048
*	Trade Desk, Inc., Class A	129,403	8,325,789

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Travelzoo.	58,147	$433,195
*	TripAdvisor, Inc.	159,476	2,827,509
*	TrueCar, Inc.	99,872	256,671
*	U.S. Cellular Corp.	76,094	1,616,237
#*	Urban One, Inc.	144,888	841,799
*	Urban One, Inc.	8,360	59,690
	Verizon Communications, Inc.	4,742,127	184,136,791
*	Walt Disney Co.	796,408	81,631,820
*	Warner Bros Discovery, Inc.	1,867,610	25,418,172
	Warner Music Group Corp., Class A	10,591	322,708
*	WideOpenWest, Inc.	35,936	410,748
#	World Wrestling Entertainment, Inc., Class A	73,691	7,897,464
*	Yelp, Inc.	112,128	3,354,870
*	Zedge, Inc., Class B	7,377	14,606
#*	Ziff Davis, Inc.	100,702	7,365,344
*	ZoomInfo Technologies, Inc.	98,509	2,158,332

TOTAL COMMUNICATION SERVICES			2,110,528,723

CONSUMER DISCRETIONARY — (10.7%)
#	Cheesecake Factory, Inc.	63,434	2,137,091
#*	1-800-Flowers.com, Inc., Class A	77,501	713,784
*	1stdibs.com, Inc.	4,758	17,890
*	2U, Inc.	53,977	299,033
	Aaron’s Co., Inc.	63,892	852,958
*	Abercrombie & Fitch Co., Class A	117,026	2,754,792
	Academy Sports & Outdoors, Inc.	57,092	3,626,484
#	Acushnet Holdings Corp.	122,824	6,157,167
*	Adient PLC	154,303	5,699,953
#	ADT, Inc.	364,678	2,443,343
*	Adtalem Global Education, Inc.	101,505	4,118,058
	Advance Auto Parts, Inc.	103,912	13,044,073
*	Airbnb, Inc., Class A	104,899	12,553,263
*	Amazon.com, Inc.	4,770,102	503,007,256
#	AMCON Distributing Co.	377	69,745
*	American Axle & Manufacturing Holdings, Inc.	269,035	1,923,600
	American Eagle Outfitters, Inc.	347,198	4,648,981
*	American Outdoor Brands, Inc.	35,616	318,407
*	American Public Education, Inc.	48,233	274,928
#*	America’s Car-Mart, Inc.	16,795	1,350,150
*	Aptiv PLC	153,600	15,799,296
	Aramark	352,644	12,236,747
	Ark Restaurants Corp.	3,088	53,978
	Arko Corp.	10,420	87,111
#*	Asbury Automotive Group, Inc.	41,573	8,042,713
	Autoliv, Inc.	158,853	13,631,176
*	AutoNation, Inc.	189,578	24,967,423
*	AutoZone, Inc.	11,388	30,329,774
*	Barnes & Noble Education, Inc.	86,236	134,528
	Bassett Furniture Industries, Inc.	15,323	219,885
	Bath & Body Works, Inc.	155,937	5,473,389
*	Beazer Homes USA, Inc.	61,898	1,319,046
	Best Buy Co., Inc.	351,343	26,182,080
#	Big 5 Sporting Goods Corp.	217,841	1,716,587
#	Big Lots, Inc.	31,109	279,670
*	Biglari Holdings, Inc., Class A	309	267,146
*	Biglari Holdings, Inc., Class B	3,890	673,748
*	BJ’s Restaurants, Inc.	51,535	1,676,949
#	Bloomin’ Brands, Inc.	125,935	3,119,410
#	Bluegreen Vacations Holding Corp.	801	23,061

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Booking Holdings, Inc.	17,120	$45,989,627
*	Boot Barn Holdings, Inc.	62,822	4,552,710
	BorgWarner, Inc.	411,382	19,799,816
	Boyd Gaming Corp.	41,929	2,909,873
*	Bright Horizons Family Solutions, Inc.	59,337	4,516,732
#*	Brinker International, Inc.	55,597	2,219,432
	Brunswick Corp.	161,884	13,726,144
#	Buckle, Inc.	52,870	1,772,731
	Build-A-Bear Workshop, Inc.	34,148	792,234
#*	Burlington Stores, Inc.	30,146	5,812,450
*	Caesars Entertainment, Inc.	72,536	3,285,155
#	Caleres, Inc.	77,555	1,768,254
	Camping World Holdings, Inc., Class A	24,923	558,026
*	Capri Holdings Ltd.	254,099	10,545,108
*	CarMax, Inc.	180,375	12,631,661
#*	Carnival Corp.	494,919	4,558,204
*	CarParts.com, Inc.	29,913	141,788
	Carriage Services, Inc.	42,220	1,212,136
*	Carrols Restaurant Group, Inc.	91,577	352,571
#	Carter’s, Inc.	81,521	5,687,720
	Cato Corp., Class A	69,430	572,798
*	Cavco Industries, Inc.	15,131	4,542,629
	Century Communities, Inc.	72,027	4,850,298
*	Chegg, Inc.	103,743	1,865,299
#*	Chewy, Inc., Class A	29,010	899,600
*	Chico’s FAS, Inc.	222,218	1,119,979
#*	Children’s Place, Inc.	33,003	978,209
#*	Chipotle Mexican Grill, Inc.	16,132	33,354,846
#	Choice Hotels International, Inc.	69,223	8,827,317
#	Churchill Downs, Inc.	35,650	10,428,694
*	Chuy’s Holdings, Inc.	34,705	1,210,510
*	Citi Trends, Inc.	24,237	418,331
#	Columbia Sportswear Co.	111,496	9,314,376
*	Conn’s, Inc.	52,984	253,264
*	Container Store Group, Inc.	63,774	197,062
*	Cooper-Standard Holdings, Inc.	27,898	375,228
*	Coursera, Inc.	4,156	51,701
#	Cracker Barrel Old Country Store, Inc.	38,904	4,130,049
*	Crocs, Inc.	42,005	5,194,758
	Crown Crafts, Inc.	10,832	59,793
	Culp, Inc.	23,254	126,967
	Dana, Inc.	216,338	3,199,639
#	Darden Restaurants, Inc.	124,486	18,913,158
*	Dave & Buster’s Entertainment, Inc.	65,338	2,316,885
*	Deckers Outdoor Corp.	40,831	19,571,932
*	Delta Apparel, Inc.	18,200	207,298
*	Denny’s Corp.	90,673	1,016,444
#	Designer Brands, Inc., Class A	88,298	723,161
#*	Destination XL Group, Inc.	10,654	46,771
	Dick’s Sporting Goods, Inc.	121,465	17,613,640
#	Dillard’s, Inc., Class A	42,601	12,711,712
#	Dine Brands Global, Inc.	13,739	892,073
	Domino’s Pizza, Inc.	25,961	8,241,839
*	DoorDash, Inc., Class A	88,264	5,400,874
*	Dorman Products, Inc.	51,956	4,476,529
	DR Horton, Inc.	430,128	47,236,657
*	DraftKings, Inc., Class A	141,296	3,095,795
*	Duluth Holdings, Inc., Class B	5,670	35,494
	eBay, Inc.	720,438	33,449,936

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Educational Development Corp.	5,764	$12,162
#	El Pollo Loco Holdings, Inc.	81,041	755,302
#	Escalade, Inc.	25,241	381,644
#	Ethan Allen Interiors, Inc.	59,702	1,667,477
*	Etsy, Inc.	81,324	8,216,164
#*	European Wax Center, Inc., Class A	1,713	32,273
*	Expedia Group, Inc.	44,251	4,157,824
*	Fiesta Restaurant Group, Inc.	56,297	452,065
*	Five Below, Inc.	84,265	16,630,540
	Flanigan’s Enterprises, Inc.	1,100	30,283
#	Flexsteel Industries, Inc.	14,862	257,707
#*	Floor & Decor Holdings, Inc., Class A	129,586	12,873,073
#	Foot Locker, Inc.	168,813	7,088,458
	Ford Motor Co.	2,428,039	28,845,103
*	Fossil Group, Inc.	108,389	364,187
*	Fox Factory Holding Corp.	62,549	6,934,808
#	Franchise Group, Inc.	16,398	479,642
*	Frontdoor, Inc.	83,884	2,295,066
*	Full House Resorts, Inc.	1,684	11,855
#*	Funko, Inc., Class A	38,847	383,031
#*	GameStop Corp., Class A	47,896	923,914
	Gap, Inc.	487,964	4,684,454
	Garmin Ltd.	184,653	18,127,385
	General Motors Co.	1,077,916	35,614,345
*	Genesco, Inc.	31,488	1,091,374
	Gentex Corp.	432,433	11,930,826
*	Gentherm, Inc.	66,801	3,984,680
	Genuine Parts Co.	141,647	23,840,607
*	G-III Apparel Group Ltd.	174,135	2,733,920
*	Good Times Restaurants, Inc.	689	1,819
*	Goodyear Tire & Rubber Co.	356,137	3,799,982
#*	GoPro, Inc., Class A	232,517	995,173
	Graham Holdings Co., Class B	8,782	5,054,656
*	Grand Canyon Education, Inc.	79,088	9,387,746
*	Green Brick Partners, Inc.	14,320	533,706
	Group 1 Automotive, Inc.	41,040	9,212,659
#*	Groupon, Inc.	1,328	4,754
#*	GrowGeneration Corp.	14,084	48,167
#	Guess?, Inc.	134,524	2,535,777
#	H&R Block, Inc.	203,394	6,897,091
	Hamilton Beach Brands Holding Co., Class A	21,074	210,951
#	Hanesbrands, Inc.	689,178	3,611,293
	Harley-Davidson, Inc.	252,407	9,364,300
	Hasbro, Inc.	129,306	7,657,501
#	Haverty Furniture Cos., Inc.	39,090	1,178,173
	Haverty Furniture Cos., Inc., Class A	1,608	48,232
#*	Helen of Troy Ltd.	42,508	4,265,253
#	Hibbett, Inc.	35,730	1,941,211
#*	Hilton Grand Vacations, Inc.	93,890	4,018,492
	Hilton Worldwide Holdings, Inc.	165,906	23,893,782
	Home Depot, Inc.	578,985	174,008,152
	Hooker Furnishings Corp.	41,055	649,080
#*	Hovnanian Enterprises, Inc., Class A	99	7,303
*	Hyatt Hotels Corp., Class A	57,885	6,616,256
	Installed Building Products, Inc.	55,478	6,894,251
#	International Game Technology PLC	41,102	1,156,610
*	iRobot Corp.	42,166	1,658,389
*	J Jill, Inc.	933	23,073
	Jack in the Box, Inc.	33,995	3,150,997

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Jerash Holdings US, Inc.	1,800	$8,244
	Johnson Outdoors, Inc., Class A	19,173	1,112,034
	KB Home	105,351	4,616,481
#	Kohl’s Corp.	300,033	6,609,727
#	Kontoor Brands, Inc.	77,950	3,521,002
*	Koss Corp.	884	3,739
#*	Kura Sushi USA, Inc., Class A	1,729	119,163
#	Lakeland Industries, Inc.	23,593	284,296
#*	Lands’ End, Inc.	72,626	520,728
*	Landsea Homes Corp.	2,003	13,220
*	Las Vegas Sands Corp.	185,026	11,813,910
	Laureate Education, Inc.	99,669	1,234,899
*††	Lazare Kaplan International, Inc.	1,600	0
	La-Z-Boy, Inc.	96,895	2,783,793
#*	Lazydays Holdings, Inc.	2,974	35,242
#	LCI Industries.	54,831	6,193,710
	Lear Corp.	115,316	14,721,241
#*	Legacy Housing Corp.	3,454	74,606
#	Leggett & Platt, Inc.	242,260	7,827,421
	Lennar Corp., Class A	263,561	29,732,316
#	Lennar Corp., Class B	21,010	2,055,198
#*	Leslie’s, Inc.	65,675	712,574
#	Levi Strauss & Co., Class A	100,376	1,451,437
#*	LGI Homes, Inc.	48,714	5,787,223
#*	Life Time Group Holdings, Inc.	2,798	58,170
#	Lifetime Brands, Inc.	76,501	374,855
*	Light & Wonder, Inc.	132,363	7,980,165
*	Lincoln Educational Services Corp.	13,808	80,501
#	Lithia Motors, Inc.	52,714	11,643,995
#*	Live Ventures, Inc.	320	10,160
	LKQ Corp.	281,098	16,227,788
#*	LL Flooring Holdings, Inc.	80,616	265,227
#*	Lovesac Co.	11,683	307,146
	Lowe’s Cos., Inc.	329,483	68,476,452
#*	Lululemon Athletica, Inc.	64,632	24,555,636
*	M/I Homes, Inc.	45,749	3,094,462
	Macy’s, Inc.	609,715	9,962,743
#*	Malibu Boats, Inc., Class A	51,158	2,903,217
	Marine Products Corp.	25,388	349,593
*	MarineMax, Inc.	63,014	1,834,968
	Marriott International, Inc., Class A	182,906	30,973,302
#	Marriott Vacations Worldwide Corp.	63,590	8,556,670
*	MasterCraft Boat Holdings, Inc.	45,377	1,328,185
*	Mattel, Inc.	459,312	8,267,616
	McDonald’s Corp.	392,232	116,002,614
	MDC Holdings, Inc.	143,084	5,862,151
	Meritage Homes Corp.	85,142	10,902,433
	MGM Resorts International	365,526	16,419,428
*	Modine Manufacturing Co.	102,280	2,138,675
*	Mohawk Industries, Inc.	69,893	7,401,669
	Monarch Casino & Resort, Inc.	6,425	445,638
#	Monro, Inc.	58,577	2,863,244
*	Motorcar Parts of America, Inc.	54,774	266,749
	Movado Group, Inc.	34,986	896,341
	Murphy USA, Inc.	58,399	16,073,157
	Nathan’s Famous, Inc.	8,747	652,964
#*	National Vision Holdings, Inc.	114,917	2,417,854
#*	Nautilus, Inc.	69,651	92,636
	Newell Brands, Inc.	634,860	7,713,549

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	NIKE, Inc., Class B	667,223	$84,550,499
	Nobility Homes, Inc.	1,105	28,454
*	Noodles & Co.	11,233	55,491
	Nordstrom, Inc.	227,920	3,523,643
*	NVR, Inc.	4,300	25,112,000
#*	ODP Corp.	104,503	4,515,575
#*	Ollie’s Bargain Outlet Holdings, Inc.	106,876	6,973,659
*	ONE Group Hospitality, Inc.	4,643	36,355
*	OneSpaWorld Holdings Ltd.	18,026	216,312
#*	OneWater Marine, Inc., Class A	677	17,873
*	O’Reilly Automotive, Inc.	35,048	32,149,881
#	Oxford Industries, Inc.	36,978	3,815,760
#	Papa John’s International, Inc.	52,319	3,912,938
	Patrick Industries, Inc.	58,494	4,014,443
#*	Penn Entertainment, Inc.	120,323	3,584,422
#	Penske Automotive Group, Inc.	160,308	22,215,483
*	Perdoceo Education Corp.	151,914	1,971,844
#	PetMed Express, Inc.	26,614	409,057
#*	Planet Fitness, Inc., Class A	118,732	9,871,378
*	Playa Hotels & Resorts NV	192,694	1,793,981
*	PlayAGS, Inc.	13,971	73,767
#	Polaris, Inc.	118,376	12,861,552
#	Pool Corp.	39,521	13,884,518
*	Potbelly Corp.	44,397	465,281
	PulteGroup, Inc.	485,426	32,596,356
#	Purple Innovation, Inc.	19,782	58,753
	PVH Corp.	99,498	8,537,923
#	Ralph Lauren Corp.	75,065	8,616,711
	RCI Hospitality Holdings, Inc.	8,400	629,160
#*	Red Robin Gourmet Burgers, Inc.	20,835	272,313
#	Red Rock Resorts, Inc., Class A	96,885	4,727,988
#*	Revolve Group, Inc.	37,490	774,169
#*	RH	25,398	6,479,792
	Rocky Brands, Inc.	9,570	279,635
	Ross Stores, Inc.	289,586	30,907,514
*	Royal Caribbean Cruises Ltd.	158,493	10,370,197
	Ruth’s Hospitality Group, Inc.	75,815	1,225,170
#*	Sally Beauty Holdings, Inc.	218,533	3,109,725
#*	SeaWorld Entertainment, Inc.	100,649	5,400,825
#	Service Corp. International	257,961	18,106,283
*	Shake Shack, Inc., Class A	36,561	2,003,908
#	Shoe Carnival, Inc.	61,692	1,434,339
#	Signet Jewelers Ltd.	107,623	7,918,900
*	Six Flags Entertainment Corp.	56,094	1,361,401
*	Skechers USA, Inc., Class A	211,628	11,256,493
*	Skyline Champion Corp.	96,528	7,159,482
*	Sleep Number Corp.	40,053	903,195
#	Smith & Wesson Brands, Inc.	147,843	1,777,073
#	Sonic Automotive, Inc., Class A	99,885	4,446,880
#*	Sonos, Inc.	118,896	2,513,461
#*	Sportsman’s Warehouse Holdings, Inc.	119,009	740,236
	Standard Motor Products, Inc.	42,900	1,544,829
	Starbucks Corp.	610,387	69,761,130
	Steven Madden Ltd.	145,902	5,112,406
#*	Stitch Fix, Inc., Class A	49,878	170,084
*	Stoneridge, Inc.	72,873	1,372,199
#	Strategic Education, Inc.	35,908	3,159,904
*	Strattec Security Corp.	5,496	106,622
#*	Stride, Inc.	90,178	3,874,047

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Superior Group of Cos., Inc.	59,180	$461,604
*	Superior Industries International, Inc.	153,998	756,130
*	Sypris Solutions, Inc.	5,139	10,124
*	Tandy Leather Factory, Inc.	2,202	9,425
	Tapestry, Inc.	481,503	19,650,137
*	Taylor Morrison Home Corp.	276,183	11,900,725
	Tempur Sealy International, Inc.	253,569	9,501,230
*	Tesla, Inc.	1,117,865	183,676,398
	Texas Roadhouse, Inc.	111,420	12,325,280
#	Thor Industries, Inc.	113,269	8,950,516
#*	Tile Shop Holdings, Inc.	3,530	16,556
#*	Tilly’s, Inc., Class A	92,634	695,681
	TJX Cos., Inc.	756,801	59,651,055
	Toll Brothers, Inc.	193,184	12,346,389
*	TopBuild Corp.	65,045	14,666,347
#*	Topgolf Callaway Brands Corp.	87,763	1,945,706
#*	Toughbuilt Industries, Inc.	7,149	6,434
	Tractor Supply Co.	120,980	28,841,632
	Travel & Leisure Co.	123,903	4,741,768
*	TravelCenters of America, Inc.	13,556	1,167,578
*	Tri Pointe Homes, Inc.	267,910	7,683,659
*	Ulta Beauty, Inc.	56,884	31,367,544
*	Under Armour, Inc., Class A	225,312	1,998,517
#*	Under Armour, Inc., Class C	250,872	2,017,011
*	Unifi, Inc.	56,465	495,763
*	Universal Electronics, Inc.	24,906	250,305
*	Universal Technical Institute, Inc.	55,794	393,906
#	Upbound Group, Inc.	80,238	2,139,145
*	Urban Outfitters, Inc.	219,639	5,943,431
#	Vail Resorts, Inc.	36,055	8,671,949
	Valvoline, Inc.	226,402	7,822,189
*	Vera Bradley, Inc.	83,961	439,956
	VF Corp.	301,846	7,096,399
#*	Victoria’s Secret & Co.	74,892	2,322,401
#*	Vince Holding Corp.	4,110	28,154
#*	Vista Outdoor, Inc.	155,315	3,743,092
*	Visteon Corp.	45,101	6,331,729
*	Vizio Holding Corp., Class A	17,637	151,149
#*	VOXX International Corp.	79,250	1,012,023
	Wendy’s Co.	363,034	8,023,051
	Weyco Group, Inc.	18,839	511,290
	Whirlpool Corp.	114,586	15,995,060
#	Williams-Sonoma, Inc.	130,531	15,799,472
#	Wingstop, Inc.	37,504	7,504,925
	Winmark Corp.	6,666	2,225,911
#	Winnebago Industries, Inc.	59,273	3,446,132
#	Wolverine World Wide, Inc.	118,979	1,991,708
	Wyndham Hotels & Resorts, Inc.	113,547	7,746,176
*	Wynn Resorts Ltd.	69,330	7,923,032
#*	XPEL, Inc.	2,535	185,207
#*	YETI Holdings, Inc.	75,147	2,964,549
	Yum! Brands, Inc.	172,941	24,312,046
*††	Zagg, Inc.	55,398	0
#*	Zumiez, Inc.	48,597	849,719

TOTAL CONSUMER DISCRETIONARY			3,150,726,329

CONSUMER STAPLES — (6.9%)
	Albertsons Cos., Inc., Class A	199,686	4,173,437
#	Alico, Inc.	20,042	472,190

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Altria Group, Inc.	902,999	$42,901,482
	Andersons, Inc.	66,984	2,994,185
	Archer-Daniels-Midland Co.	340,773	26,607,556
	B&G Foods, Inc.	126,141	2,023,302
*	BellRing Brands, Inc.	199,439	7,177,810
*	BJ’s Wholesale Club Holdings, Inc.	191,460	14,621,800
*	Boston Beer Co., Inc., Class A	12,086	3,837,426
#*	Bridgford Foods Corp.	5,919	76,326
#	Brown-Forman Corp., Class A	54,490	3,589,801
	Brown-Forman Corp., Class B	225,181	14,657,031
	Bunge Ltd.	177,291	16,594,438
#	Calavo Growers, Inc.	22,969	734,089
	Cal-Maine Foods, Inc.	78,315	3,719,962
#	Campbell Soup Co.	377,432	20,494,558
	Casey’s General Stores, Inc.	71,921	16,456,963
#*	Celsius Holdings, Inc.	23,319	2,228,597
#*	Central Garden & Pet Co.	25,073	923,689
*	Central Garden & Pet Co., Class A	89,901	3,176,202
*	Chefs’ Warehouse, Inc.	65,464	2,177,333
	Church & Dwight Co., Inc.	176,491	17,140,806
	Clorox Co.	106,669	17,666,520
	Coca-Cola Co.	2,473,253	158,659,180
	Coca-Cola Consolidated, Inc.	17,084	10,070,335
*	Coffee Holding Co., Inc.	300	477
	Colgate-Palmolive Co.	471,504	37,626,019
	Conagra Brands, Inc.	429,115	16,289,205
	Constellation Brands, Inc., Class A	70,197	16,108,106
	Costco Wholesale Corp.	266,821	134,269,664
*	Coty, Inc., Class A	1,007,252	11,956,081
*	Darling Ingredients, Inc.	289,662	17,255,165
	Dollar General Corp.	147,104	32,577,652
*	Dollar Tree, Inc.	242,773	37,316,638
*	Duckhorn Portfolio, Inc.	32,124	485,072
	Edgewell Personal Care Co.	62,579	2,732,825
*	elf Beauty, Inc.	84,378	7,826,903
#	Energizer Holdings, Inc.	90,665	3,030,931
	Estee Lauder Cos., Inc., Class A	123,536	30,478,802
#*	Farmer Bros Co.	49,522	141,138
#	Flowers Foods, Inc.	395,981	10,893,437
	Fresh Del Monte Produce, Inc.	102,829	2,952,221
#*	Fresh Market, Inc.	23,061	0
#*	Freshpet, Inc.	28,301	1,951,920
	General Mills, Inc.	371,874	32,959,193
*	Grocery Outlet Holding Corp.	27,285	812,547
*	Hain Celestial Group, Inc.	151,050	2,708,326
#*	Herbalife Ltd.	149,812	2,226,206
	Hershey Co.	110,231	30,099,677
#*	HF Foods Group, Inc.	500	1,960
#*	Honest Co., Inc.	2,363	3,923
#	Hormel Foods Corp.	395,113	15,978,370
*	Hostess Brands, Inc.	293,717	7,566,150
	Ingles Markets, Inc., Class A	36,506	3,360,012
	Ingredion, Inc.	133,515	14,175,288
	Inter Parfums, Inc.	49,667	7,538,954
#	J & J Snack Foods Corp.	24,949	3,822,187
	J M Smucker Co.	105,829	16,341,056
	John B Sanfilippo & Son, Inc.	23,822	2,476,297
	Kellogg Co.	396,323	27,651,456
	Keurig Dr Pepper, Inc.	326,838	10,687,603

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Kimberly-Clark Corp.	198,892	$28,817,462
	Kraft Heinz Co.	354,517	13,921,883
	Kroger Co.	1,272,898	61,901,030
	Lamb Weston Holdings, Inc.	125,502	14,032,379
	Lancaster Colony Corp.	48,206	10,080,839
#	Lifevantage Corp.	11,327	37,379
*	Lifeway Foods, Inc.	13,678	82,068
	Limoneira Co.	35,823	598,602
#	Mannatech, Inc.	519	6,347
	McCormick & Co., Inc.	195,004	17,131,101
	McCormick & Co., Inc.	8,596	745,273
#	Medifast, Inc.	18,566	1,701,574
#	MGP Ingredients, Inc.	33,440	3,299,859
*	Mission Produce, Inc.	1,947	22,176
	Molson Coors Beverage Co., Class B	193,004	11,479,878
	Mondelez International, Inc., Class A	577,565	44,310,787
*	Monster Beverage Corp.	300,184	16,810,304
#*	National Beverage Corp.	92,365	4,590,540
*	Natural Alternatives International, Inc.	9,699	86,418
	Natural Grocers by Vitamin Cottage, Inc.	53,013	572,010
#	Natural Health Trends Corp.	13,193	81,137
*	Nature’s Sunshine Products, Inc.	34,510	378,230
	Nu Skin Enterprises, Inc., Class A	74,693	2,947,386
	Oil-Dri Corp. of America	9,075	384,598
	PepsiCo, Inc.	1,032,401	197,075,027
*	Performance Food Group Co.	229,098	14,362,154
	Philip Morris International, Inc.	757,518	75,729,074
*	Pilgrim’s Pride Corp.	248,664	5,672,026
*	Post Holdings, Inc.	145,511	13,167,290
	PriceSmart, Inc.	55,390	4,081,135
	Procter & Gamble Co.	1,498,080	234,269,750
#	Reynolds Consumer Products, Inc.	11,216	314,384
*	Rocky Mountain Chocolate Factory, Inc.	5,266	28,331
	Seaboard Corp.	622	2,451,346
#*	Seneca Foods Corp., Class A	18,887	899,021
*	Seneca Foods Corp., Class B	1,493	70,738
*	Simply Good Foods Co.	140,141	5,096,928
*	Sovos Brands, Inc.	5,195	89,094
	SpartanNash Co.	87,356	2,141,969
	Spectrum Brands Holdings, Inc.	71,666	4,765,789
#*	Sprouts Farmers Market, Inc.	237,033	8,215,564
	Sysco Corp.	342,238	26,263,344
	Target Corp.	313,394	49,437,903
*	Thorne HealthTech, Inc.	4,721	20,820
#	Tootsie Roll Industries, Inc.	39,506	1,615,005
*	TreeHouse Foods, Inc.	105,451	5,615,266
	Turning Point Brands, Inc.	40,051	952,813
	Tyson Foods, Inc., Class A	263,098	16,440,994
*	U.S. Foods Holding Corp.	333,333	12,799,987
*	United Natural Foods, Inc.	129,013	3,518,185
	United-Guardian, Inc.	1,741	16,766
	Universal Corp.	51,242	2,812,673
*	Upexi, Inc.	2,196	8,718
#*	USANA Health Sciences, Inc.	42,686	2,833,070
	Vector Group Ltd.	199,021	2,535,528
	Village Super Market, Inc., Class A	24,867	544,339
*	Vital Farms, Inc.	6,185	79,663
	Walgreens Boots Alliance, Inc.	519,045	18,296,336
	Walmart, Inc.	1,038,431	156,771,928

‘U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
#	WD-40 Co.	16,578	$3,156,451
#	Weis Markets, Inc.	54,171	4,468,566
*	Willamette Valley Vineyards, Inc.	1,470	8,923

TOTAL CONSUMER STAPLES			2,046,122,637

ENERGY — (6.0%)
	Adams Resources & Energy, Inc.	3,234	123,215
#*	Amplify Energy Corp.	7,749	53,546
	Antero Midstream Corp.	541,872	5,830,543
#*	Antero Resources Corp.	447,117	10,279,220
	APA Corp.	185,025	6,818,171
	Arch Resources, Inc.	33,151	4,052,710
	Archrock, Inc.	573,431	5,900,605
	Ardmore Shipping Corp.	97,147	1,427,089
	Baker Hughes Co.	537,224	15,708,430
#*	Battalion Oil Corp.	5,434	38,255
	Berry Corp.	113,121	864,244
*	Bristow Group, Inc.	15,448	345,572
	Cactus, Inc., Class A	57,555	2,329,826
	California Resources Corp.	74,100	3,001,050
*	Callon Petroleum Co.	94,004	3,115,293
#*	Centrus Energy Corp., Class A	1,757	51,480
	ChampionX Corp.	306,633	8,303,622
	Cheniere Energy, Inc.	148,356	22,698,468
#	Chesapeake Energy Corp.	155,209	12,832,680
	Chevron Corp.	1,541,098	259,798,301
	Chord Energy Corp.	39,902	5,679,252
#	Civitas Resources, Inc.	1,009	69,671
#*	Clean Energy Fuels Corp.	428,454	1,829,499
#*	CNX Resources Corp.	455,989	7,081,509
#	Comstock Resources, Inc.	524,228	6,028,622
	ConocoPhillips	1,164,407	119,805,836
	CONSOL Energy, Inc.	64,834	3,847,250
#	Core Laboratories NV	55,784	1,255,698
	Coterra Energy, Inc.	1,424,119	36,457,446
#	CVR Energy, Inc.	182,755	4,813,767
	Delek U.S. Holdings, Inc.	158,660	3,450,855
*	Denbury, Inc.	74,218	6,930,477
	Devon Energy Corp.	823,451	43,996,987
	DHT Holdings, Inc.	372,797	3,537,843
	Diamondback Energy, Inc.	261,703	37,214,167
*	DMC Global, Inc.	25,649	485,792
#	Dorian LPG Ltd.	88,547	1,967,514
#*	Dril-Quip, Inc.	121,596	3,317,139
*	DT Midstream, Inc.	78,932	3,888,980
	Energy Services of America Corp.	6,208	12,416
	EnLink Midstream LLC.	621,388	6,095,816
	EOG Resources, Inc.	500,872	59,839,178
	Epsilon Energy Ltd.	60,463	324,082
#	EQT Corp.	355,009	12,368,514
	Equitrans Midstream Corp.	647,319	3,333,693
	Evolution Petroleum Corp.	88,922	585,996
#*	Expro Group Holdings NV	46,242	919,753
	Exxon Mobil Corp.	2,724,619	322,431,412
*	Forum Energy Technologies, Inc.	11,503	254,906
*	Geospace Technologies Corp.	24,656	178,016
#*	Green Plains, Inc.	107,141	3,661,008
*	Gulf Island Fabrication, Inc.	63,013	219,285
#*	Gulfport Energy Corp.	5,165	467,226

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Hallador Energy Co.	3,100	$24,924
	Halliburton Co.	843,384	27,620,826
*	Helix Energy Solutions Group, Inc.	368,980	2,675,105
	Helmerich & Payne, Inc.	192,167	6,372,258
	Hess Corp.	230,914	33,496,385
	HF Sinclair Corp.	415,328	18,320,118
*	Independence Contract Drilling, Inc.	2,220	6,793
	International Seaways, Inc.	59,946	2,387,050
	Kinder Morgan, Inc.	1,300,294	22,300,042
*	Kosmos Energy Ltd.	903,906	5,784,998
#	Liberty Energy, Inc.	268,637	3,441,240
#*	Lightbridge Corp.	1,125	4,129
#	Magnolia Oil & Gas Corp., Class A	266,703	5,632,767
*	Mammoth Energy Services, Inc.	9,845	36,328
	Marathon Oil Corp.	987,021	23,846,427
	Marathon Petroleum Corp.	529,963	64,655,486
	Matador Resources Co.	308,984	15,149,485
	Mexco Energy Corp.	5,900	69,855
	Murphy Oil Corp.	319,973	11,746,209
#*	Nabors Industries Ltd.	17,056	1,701,165
	NACCO Industries, Inc., Class A	13,931	503,188
#*	National Energy Services Reunited Corp.	17,905	54,610
#*	Natural Gas Services Group, Inc.	45,516	468,815
*	NCS Multistage Holdings, Inc.	343	7,083
#	New Fortress Energy, Inc.	23,954	725,567
*	Newpark Resources, Inc.	175,070	700,280
#*	NexTier Oilfield Solutions, Inc.	416,239	3,363,211
#*	Nine Energy Service, Inc.	42,943	165,760
#*	Noble Corp. PLC	6,988	268,689
#	Nordic American Tankers Ltd.	221,252	781,020
#	Northern Oil & Gas, Inc.	12,626	418,804
	NOV, Inc.	516,627	8,653,502
	Occidental Petroleum Corp.	1,156,145	71,137,602
*	Oceaneering International, Inc.	224,425	3,979,055
*	Oil States International, Inc.	135,091	951,041
	ONEOK, Inc.	489,308	32,005,636
*	Overseas Shipholding Group, Inc., Class A	168,614	647,478
	Ovintiv, Inc.	339,853	12,261,896
*	Par Pacific Holdings, Inc.	138,110	3,235,917
	Patterson-UTI Energy, Inc.	411,672	4,606,610
	PBF Energy, Inc., Class A	267,435	9,322,784
	PDC Energy, Inc.	243,716	15,853,726
*	Peabody Energy Corp.	291,400	6,999,428
#	Permian Resources Corp.	449,928	4,701,748
	Phillips 66	302,239	29,921,661
#	PHX Minerals, Inc.	33,600	91,056
	Pioneer Natural Resources Co.	196,999	42,857,132
*	PrimeEnergy Resources Corp.	2,614	225,810
*	ProPetro Holding Corp.	233,452	1,620,157
	Range Resources Corp.	486,564	12,869,618
*	Ranger Energy Services, Inc.	10,562	118,294
#	Ranger Oil Corp., Class A	35,158	1,448,510
*	REX American Resources Corp.	34,500	976,005
	Riley Exploration Permian, Inc.	675	28,357
#	RPC, Inc.	316,186	2,336,615
*	SandRidge Energy, Inc.	36,068	511,084
	Schlumberger NV	744,980	36,764,763
	Scorpio Tankers, Inc.	118,692	6,201,657
*	SEACOR Marine Holdings, Inc.	63,811	532,184

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Select Energy Services, Inc., Class A	181,074	$1,345,380
	SFL Corp. Ltd.	386,592	3,514,121
	Sitio Royalties Corp., Class A	18,711	475,072
	SM Energy Co.	230,397	6,469,548
#*	Smart Sand, Inc.	18,736	32,226
	Solaris Oilfield Infrastructure, Inc., Class A	65,649	504,184
*	Southwestern Energy Co.	1,573,173	8,164,768
#*	Stabilis Solutions, Inc.	2,642	8,534
*	Talos Energy, Inc.	174,326	2,376,063
	Targa Resources Corp.	242,766	18,336,116
*	TechnipFMC PLC	679,264	9,299,124
*	Teekay Corp.	50,287	284,122
*	Teekay Tankers Ltd., Class A	66,722	2,701,574
*	TETRA Technologies, Inc.	142,621	406,470
#	Texas Pacific Land Corp.	861	1,272,257
*	Tidewater, Inc.	74,980	3,376,349
#*	Transocean Ltd.	684,728	4,039,895
*	U.S. Silica Holdings, Inc.	153,903	2,008,434
#*	Valaris Ltd.	29,015	1,740,900
	Valero Energy Corp.	398,748	45,724,433
#*	Vital Energy, Inc.	39,305	1,828,862
	Vitesse Energy, Inc.	45,874	844,082
#*	W&T Offshore, Inc.	141,948	620,313
*	Weatherford International PLC	54,754	3,538,751
	Williams Cos., Inc.	815,228	24,668,799
	World Fuel Services Corp.	137,677	3,254,684

TOTAL ENERGY			1,776,344,929

FINANCIALS — (14.3%)
	1st Source Corp.	58,116	2,422,275
*	Acacia Research Corp.	41,664	160,406
	ACNB Corp.	13,445	407,787
	Affiliated Managers Group, Inc.	66,061	9,537,887
#*	Affinity Bancshares, Inc.	6,685	98,671
	Aflac, Inc.	397,521	27,766,842
	Alerus Financial Corp.	442	6,360
	Allstate Corp.	245,952	28,471,404
	Ally Financial, Inc.	528,777	13,949,137
#	Amalgamated Financial Corp.	9,833	160,081
#	A-Mark Precious Metals, Inc.	48,564	1,738,591
*	Ambac Financial Group, Inc.	48,467	773,049
	Amerant Bancorp, Inc.	2,391	44,473
	American Equity Investment Life Holding Co.	166,321	6,410,011
	American Express Co.	432,393	69,762,287
	American Financial Group, Inc.	126,871	15,570,878
	American International Group, Inc.	641,194	34,008,930
#	American National Bankshares, Inc.	22,485	649,592
	Ameriprise Financial, Inc.	131,853	40,230,987
	Ameris Bancorp	126,400	4,234,400
	AMERISAFE, Inc.	35,426	1,971,457
	AmeriServ Financial, Inc.	8,436	24,549
	Ames National Corp.	17,858	343,945
	Aon PLC, Class A	119,230	38,771,211
	Apollo Global Management, Inc.	258,683	16,397,915
*	Arch Capital Group Ltd.	372,851	27,989,925
	Ares Management Corp., Class A	94,871	8,309,751
#	Argo Group International Holdings Ltd.	71,702	2,108,756
#	Arrow Financial Corp.	33,266	718,213
	Arthur J Gallagher & Co.	108,845	22,646,291

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Artisan Partners Asset Management, Inc., Class A	91,987	$3,189,189
*	Ashford, Inc.	404	4,202
*	AssetMark Financial Holdings, Inc.	8,157	250,257
	Associated Banc-Corp	267,037	4,761,270
#	Associated Capital Group, Inc., Class A	5,637	210,429
	Assurant, Inc.	86,759	10,682,636
	Assured Guaranty Ltd.	175,467	9,452,407
	Atlantic American Corp.	2,737	5,994
#	Atlantic Union Bankshares Corp.	143,174	4,097,640
#*	Atlanticus Holdings Corp.	17,720	516,715
	Auburn National BanCorp, Inc.	1,203	26,526
*	Avantax, Inc.	54,213	1,375,384
	Axis Capital Holdings Ltd.	137,209	7,757,797
*	Axos Financial, Inc.	116,759	4,748,589
#	B Riley Financial, Inc.	4,403	138,694
	Banc of California, Inc.	128,633	1,459,985
	BancFirst Corp.	60,430	4,827,753
*	Bancorp, Inc.	140,123	4,471,325
	Bank of America Corp.	3,912,477	114,557,327
#	Bank of Hawaii Corp.	69,691	3,375,135
	Bank of Marin Bancorp	33,690	593,955
	Bank of New York Mellon Corp.	433,530	18,464,043
	Bank of NT Butterfield & Son Ltd.	110,012	2,830,609
#	Bank of South Carolina Corp.	5,861	83,226
	Bank of the James Financial Group, Inc.	3,363	32,184
	Bank OZK	220,755	7,885,369
	Bank7 Corp.	743	17,817
	BankFinancial Corp.	47,049	389,330
#	BankUnited, Inc.	168,075	3,790,091
	Bankwell Financial Group, Inc.	8,501	197,733
	Banner Corp.	63,952	3,192,484
	Bar Harbor Bankshares	22,343	554,106
	BayCom Corp.	9,313	155,341
#	BCB Bancorp, Inc.	30,823	363,711
*	Berkshire Hathaway, Inc., Class B	954,456	313,586,519
	Berkshire Hills Bancorp, Inc.	101,883	2,167,051
	BGC Partners, Inc., Class A	449,828	2,037,721
	BlackRock, Inc.	61,690	41,406,328
	Blackstone, Inc.	276,980	24,742,623
*	Block, Inc.	63,840	3,880,834
#*	Blue Foundry Bancorp	2,039	19,615
	Blue Ridge Bankshares, Inc.	4,341	41,977
#*	BM Technologies, Inc.	9,173	27,519
	BOK Financial Corp.	97,679	8,192,338
#	Bread Financial Holdings, Inc.	84,253	2,325,383
#*	Bridgewater Bancshares, Inc.	13,739	136,703
*	Brighthouse Financial, Inc.	128,792	5,692,606
	Brightsphere Investment Group, Inc.	65,502	1,479,035
	Brookline Bancorp, Inc.	180,455	1,721,536
	Brown & Brown, Inc.	264,001	16,999,024
#*	BRP Group, Inc., Class A	2,353	59,272
	Business First Bancshares, Inc.	3,854	59,429
	Byline Bancorp, Inc.	12,056	233,284
	C&F Financial Corp.	6,412	341,439
	Cadence Bank	318,170	6,433,397
*	California BanCorp	110	1,943
#	Cambridge Bancorp	2,891	149,320
	Camden National Corp.	32,220	1,029,429
*	Cannae Holdings, Inc.	160,164	2,921,391

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Cantaloupe, Inc.	11,909	$65,619
	Capital Bancorp, Inc.	2,903	48,916
	Capital City Bank Group, Inc.	38,827	1,182,670
	Capital One Financial Corp.	279,228	27,168,884
	Capitol Federal Financial, Inc.	250,949	1,555,884
	Capstar Financial Holdings, Inc.	35,598	476,301
#	Carlyle Group, Inc.	91,643	2,779,532
*	Carter Bankshares, Inc.	1,399	17,977
*	Carver Bancorp, Inc.	2,116	9,522
	Cass Information Systems, Inc.	25,031	915,634
	Cathay General Bancorp	134,527	4,287,375
#	CB Financial Services, Inc.	1,493	32,137
	Cboe Global Markets, Inc.	94,710	13,230,987
*	CCUR Holdings, Inc.	1	3,300
	Central Pacific Financial Corp.	58,570	930,092
	Central Valley Community Bancorp	26,313	384,170
#	CF Bankshares, Inc.	2,535	42,943
	Charles Schwab Corp.	573,157	29,941,722
	Chemung Financial Corp.	9,008	361,671
	Chubb Ltd.	227,406	45,835,953
	Cincinnati Financial Corp.	131,496	13,996,434
	Citigroup, Inc.	982,314	46,237,520
#	Citizens & Northern Corp.	14,399	275,021
	Citizens Community Bancorp, Inc.	18,370	185,170
	Citizens Financial Group, Inc.	475,929	14,725,243
#	Citizens Holding Co.	1,272	16,332
#*	Citizens, Inc.	39,312	73,513
#	City Holding Co.	29,158	2,658,918
	Civista Bancshares, Inc.	27,140	430,712
	CME Group, Inc.	135,048	25,087,867
	CNA Financial Corp.	43,698	1,700,289
	CNB Financial Corp.	32,003	600,376
	CNO Financial Group, Inc.	184,317	4,136,073
#*	Coastal Financial Corp.	5,422	196,547
	Codorus Valley Bancorp, Inc.	17,121	336,599
	Cohen & Co., Inc.	765	4,965
#	Cohen & Steers, Inc.	85,298	5,122,998
*	Coinbase Global, Inc., Class A	7,300	392,667
	Colony Bankcorp, Inc.	15,348	151,638
	Columbia Banking System, Inc.	385,936	8,243,593
#*	Columbia Financial, Inc.	5,103	85,628
	Comerica, Inc.	198,601	8,613,325
#	Commerce Bancshares, Inc.	212,404	11,862,763
#	Community Bank System, Inc.	115,603	5,775,526
	Community Financial Corp.	9,835	299,967
	Community Trust Bancorp, Inc.	39,856	1,435,215
	Community West Bancshares	9,137	114,761
	ConnectOne Bancorp, Inc.	81,545	1,286,780
*	Consumer Portfolio Services, Inc.	137,807	1,434,571
#	Crawford & Co., Class A	92,729	837,343
	Crawford & Co., Class B	53,098	432,749
#*	Credit Acceptance Corp.	29,619	14,498,500
#*	CrossFirst Bankshares, Inc.	3,201	32,106
	Cullen/Frost Bankers, Inc.	96,437	10,632,179
*	Customers Bancorp, Inc.	59,614	1,301,970
#	CVB Financial Corp.	243,472	3,644,776
	Diamond Hill Investment Group, Inc.	10,041	1,627,847
	Dime Community Bancshares, Inc.	98,470	2,028,482
	Discover Financial Services	421,358	43,597,912

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Donegal Group, Inc., Class A	102,385	$1,441,581
#	Donegal Group, Inc., Class B	2,147	31,346
*	Donnelley Financial Solutions, Inc.	79,822	3,452,301
	Eagle Bancorp Montana, Inc.	10,879	152,524
	Eagle Bancorp, Inc.	66,093	1,658,934
	East West Bancorp, Inc.	229,404	11,857,893
	Eastern Bankshares, Inc.	1,800	20,970
#*	eHealth, Inc.	34,428	206,568
	Employers Holdings, Inc.	66,819	2,645,364
#*	Encore Capital Group, Inc.	75,940	3,901,797
*	Enova International, Inc.	84,162	3,696,395
*	Enstar Group Ltd.	32,164	7,738,658
	Enterprise Bancorp, Inc.	8,490	244,852
	Enterprise Financial Services Corp.	56,694	2,424,235
	Equitable Holdings, Inc.	625,570	16,258,564
	Equity Bancshares, Inc., Class A	32,237	759,181
#	Erie Indemnity Co., Class A	49,603	10,780,220
#	Esquire Financial Holdings, Inc.	10,386	401,523
	ESSA Bancorp, Inc.	9,594	154,367
	Essent Group Ltd.	161,779	6,870,754
*	Euronet Worldwide, Inc.	71,012	7,863,869
	Evans Bancorp, Inc.	8,786	271,048
	Evercore, Inc., Class A	90,797	10,357,214
	Everest Re Group Ltd.	42,252	15,971,256
	EVERTEC, Inc.	112,423	3,899,954
#*	EZCORP, Inc., Class A	178,592	1,537,677
#	F&G Annuities & Life, Inc.	36,363	666,534
	FactSet Research Systems, Inc.	32,638	13,436,738
#	Farmers & Merchants Bancorp, Inc.	1,121	25,559
	Farmers National Banc Corp.	27,473	321,159
	FB Financial Corp.	95,685	2,816,010
	Federal Agricultural Mortgage Corp., Class A	1,374	152,095
	Federal Agricultural Mortgage Corp., Class C	20,856	2,779,896
	Federated Hermes, Inc.	209,546	8,673,109
*	FFBW, Inc.	7,231	78,095
#	Fidelity D&D Bancorp, Inc.	1,322	57,229
	Fidelity National Financial, Inc.	534,758	18,978,561
	Fidelity National Information Services, Inc.	302,460	17,760,451
	Fifth Third Bancorp	628,365	16,463,163
	Financial Institutions, Inc.	53,073	927,716
	Finward Bancorp	310	9,145
*	Finwise Bancorp	1,572	13,283
	First American Financial Corp.	184,793	10,645,925
	First Bancorp	75,265	2,316,657
	First BanCorp.	464,247	5,454,902
	First Bancorp, Inc.	21,518	531,495
	First Bancshares, Inc.	9,134	229,263
	First Bank	20,980	203,716
	First Busey Corp.	111,863	2,033,669
	First Business Financial Services, Inc.	16,313	468,020
	First Capital, Inc.	3,880	93,935
	First Citizens BancShares, Inc., Class A	21,001	21,151,787
	First Commonwealth Financial Corp.	235,442	2,938,316
#	First Community Bankshares, Inc.	39,477	924,157
	First Community Corp.	13,022	276,457
	First Financial Bancorp	205,339	4,250,517
	First Financial Bankshares, Inc.	206,746	6,049,388
	First Financial Corp.	13,938	481,558
	First Financial Northwest, Inc.	14,137	171,765

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Foundation, Inc.	97,966	$616,206
	First Hawaiian, Inc.	177,102	3,384,419
	First Horizon Corp.	921,728	16,176,326
	First Internet Bancorp	19,229	282,859
	First Interstate BancSystem, Inc., Class A	168,884	4,321,742
	First Merchants Corp.	113,515	3,312,368
	First Mid Bancshares, Inc.	20,583	542,568
#	First National Corp.	1,287	18,726
	First Northwest Bancorp	19,278	237,891
	First of Long Island Corp.	51,943	607,733
#	First Savings Financial Group, Inc.	2,715	40,535
*	First Seacoast Bancorp, Inc.	23	197
	First U.S. Bancshares, Inc.	5,297	37,609
	First United Corp.	12,304	184,191
*	First Western Financial, Inc.	526	9,342
	FirstCash Holdings, Inc.	72,932	7,514,184
*	Fiserv, Inc.	253,288	30,931,531
*	FleetCor Technologies, Inc.	89,206	19,082,948
	Flushing Financial Corp.	62,746	754,834
*	Flywire Corp.	8,397	244,940
	FNB Corp.	582,553	6,687,708
	FNCB Bancorp, Inc.	4,559	28,722
#	Franklin Financial Services Corp.	1,272	36,913
#	Franklin Resources, Inc.	385,682	10,367,132
	FS Bancorp, Inc.	18,178	543,704
	Fulton Financial Corp.	350,199	4,177,874
#*	FVCBankcorp, Inc.	1,542	14,819
*	Genworth Financial, Inc., Class A	148,223	861,176
	German American Bancorp, Inc.	58,636	1,704,549
#	Glacier Bancorp, Inc.	181,689	6,037,525
	Global Payments, Inc.	149,441	16,843,495
	Globe Life, Inc.	122,436	13,286,755
	Goldman Sachs Group, Inc.	207,897	71,400,146
#*	Goosehead Insurance, Inc., Class A	2,415	138,862
	Great Southern Bancorp, Inc.	26,148	1,330,410
*	Green Dot Corp., Class A	98,279	1,689,416
	Greenhill & Co., Inc.	21,781	154,645
#*	Greenlight Capital Re Ltd., Class A	58,568	572,795
#	Guaranty Bancshares, Inc.	12,030	290,043
#*	Hallmark Financial Services, Inc.	5,615	31,556
	Hamilton Lane, Inc., Class A	33,121	2,440,355
	Hancock Whitney Corp.	158,058	5,772,278
	Hanmi Financial Corp.	64,947	1,049,544
	Hanover Insurance Group, Inc.	74,234	8,875,417
	HarborOne Bancorp, Inc.	70,532	758,219
	Hartford Financial Services Group, Inc.	430,639	30,571,063
	Hawthorn Bancshares, Inc.	11,363	251,350
#	HBT Financial, Inc.	930	16,405
#	HCI Group, Inc.	21,758	1,102,260
	Heartland Financial USA, Inc.	74,509	2,426,013
#	Hennessy Advisors, Inc.	13,944	104,859
	Heritage Commerce Corp.	129,038	1,096,823
	Heritage Financial Corp.	79,845	1,406,070
*	Heritage Global, Inc.	5,934	17,149
	Heritage Insurance Holdings, Inc.	59,531	192,285
#	Hilltop Holdings, Inc.	173,804	5,391,400
#	Hingham Institution For Savings	3,464	673,956
	HMN Financial, Inc.	6,890	124,847
	Home Bancorp, Inc.	14,364	450,024

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Home BancShares, Inc.	305,401	$6,648,580
#	Home Federal Bancorp, Inc. of Louisiana	2,148	39,931
	HomeStreet, Inc.	49,402	482,164
	HomeTrust Bancshares, Inc.	761	15,882
	Hope Bancorp, Inc.	339,876	3,092,872
	Horace Mann Educators Corp.	92,710	2,899,969
	Horizon Bancorp, Inc.	78,326	824,773
	Houlihan Lokey, Inc.	85,808	7,841,135
	Huntington Bancshares, Inc.	1,405,113	15,737,266
#*	I3 Verticals, Inc., Class A	1,200	27,900
#*	ICC Holdings, Inc.	1,000	17,860
#	IF Bancorp, Inc.	2,855	42,254
	Independent Bank Corp.	85,583	4,792,648
	Independent Bank Corp.	43,834	781,122
	Independent Bank Group, Inc.	77,581	2,822,397
	Interactive Brokers Group, Inc., Class A	49,433	3,848,359
	Intercontinental Exchange, Inc.	226,479	24,670,357
	International Bancshares Corp.	131,276	5,601,547
*	International Money Express, Inc.	14,436	372,160
	Invesco Ltd.	471,520	8,077,138
	Investar Holding Corp.	18,897	253,598
	Investors Title Co.	3,752	558,223
	Jack Henry & Associates, Inc.	72,297	11,808,992
	James River Group Holdings Ltd.	82,209	1,600,609
#	Janus Henderson Group PLC	263,590	6,840,160
	Jefferies Financial Group, Inc.	389,778	12,484,589
	JPMorgan Chase & Co.	2,201,688	304,361,349
#	Kearny Financial Corp.	198,330	1,544,991
	Kemper Corp.	117,228	5,703,142
	Kentucky First Federal Bancorp	6,958	42,444
	KeyCorp	822,997	9,266,946
	Kingstone Cos., Inc.	16,836	21,718
	Kinsale Capital Group, Inc.	25,262	8,253,348
	KKR & Co., Inc.	223,300	11,850,531
	Lake Shore Bancorp, Inc.	2,985	32,268
	Lakeland Bancorp, Inc.	114,981	1,648,828
#	Lakeland Financial Corp.	50,167	2,541,962
	Landmark Bancorp, Inc.	7,229	146,387
	Lazard Ltd., Class A	209,931	6,570,840
	LCNB Corp.	24,728	378,338
*	LendingClub Corp.	132,457	951,041
*	LendingTree, Inc.	20,092	478,792
	Limestone Bancorp, Inc.	8,255	193,332
	Lincoln National Corp.	169,548	3,684,278
#	Live Oak Bancshares, Inc.	98,612	2,323,299
	Loews Corp.	227,665	13,106,674
	LPL Financial Holdings, Inc.	88,990	18,584,672
	Luther Burbank Corp.	840	7,594
	M&T Bank Corp.	179,417	22,570,659
	Macatawa Bank Corp.	68,654	641,915
#	Magyar Bancorp, Inc.	5,872	60,423
#*	Maiden Holdings Ltd.	184,895	406,769
	MainStreet Bancshares, Inc.	901	19,362
*	Malvern Bancorp, Inc.	13,382	194,842
*	Markel Corp.	10,873	14,880,027
	MarketAxess Holdings, Inc.	27,070	8,618,276
*	Marqeta, Inc., Class A	8,635	34,972
	Marsh & McLennan Cos., Inc.	310,585	55,964,311
	Mastercard, Inc., Class A	579,715	220,309,091

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	MBIA, Inc.	296,282	$2,980,597
	Mercantile Bank Corp.	34,968	981,202
	Merchants Bancorp	3,251	75,423
	Mercury General Corp.	107,082	3,256,364
	Meridian Corp.	2,368	22,141
	MetLife, Inc.	297,190	18,226,663
#	Metrocity Bankshares, Inc.	651	10,644
*	Metropolitan Bank Holding Corp.	6,059	194,433
	MGIC Investment Corp.	174,562	2,595,737
	Mid Penn Bancorp, Inc.	1,613	36,486
	Middlefield Banc Corp.	11,702	318,177
	Midland States Bancorp, Inc.	37,502	750,040
	Mid-Southern Bancorp, Inc.	362	4,145
*	Midwest Holding, Inc.	1,003	13,721
	MidWestOne Financial Group, Inc.	22,738	470,677
#	Moelis & Co., Class A	94,582	3,582,766
#*	MoneyGram International, Inc.	161,600	1,641,856
	Moody’s Corp.	112,571	35,248,232
	Morgan Stanley	1,062,417	95,585,657
	Morningstar, Inc.	65,738	11,721,743
*	Mr Cooper Group, Inc.	20,870	966,281
	MSCI, Inc.	45,780	22,086,561
#	MVB Financial Corp.	18,456	336,822
	Nasdaq, Inc.	376,167	20,828,367
	National Bank Holdings Corp., Class A	82,308	2,617,394
	National Bankshares, Inc.	2,559	77,307
	National Western Life Group, Inc., Class A	7,419	1,891,697
	Navient Corp.	431,770	7,141,476
	NBT Bancorp, Inc.	95,328	3,073,375
	Nelnet, Inc., Class A	64,519	6,213,180
#	New York Community Bancorp, Inc.	2,230,478	23,843,810
*	NI Holdings, Inc.	14,645	197,561
*	Nicholas Financial, Inc.	9,629	47,375
#*	Nicolet Bankshares, Inc.	20,074	1,150,441
*	NMI Holdings, Inc., Class A	135,194	3,163,540
	Northeast Bank.	16,291	600,323
	Northeast Community Bancorp, Inc.	2,484	32,466
	Northern Trust Corp.	188,525	14,735,114
#	Northfield Bancorp, Inc.	122,530	1,276,763
	Northrim BanCorp, Inc.	8,802	304,109
#	Northwest Bancshares, Inc.	253,412	2,962,386
#	Norwood Financial Corp.	4,680	125,798
#	Oak Valley Bancorp	8,602	221,846
	OceanFirst Financial Corp.	129,983	2,079,728
#	Oconee Federal Financial Corp.	365	7,165
*	Ocwen Financial Corp.	1,470	42,336
	OFG Bancorp	98,751	2,525,063
	Ohio Valley Banc Corp.	5,333	122,659
	Old National Bancorp	534,926	7,173,358
#	Old Point Financial Corp.	2,092	45,187
	Old Republic International Corp.	490,431	12,393,191
	Old Second Bancorp, Inc.	4,388	53,929
	OneMain Holdings, Inc.	278,517	10,686,697
	OP Bancorp	2,570	23,361
*	Open Lending Corp., Class A	51,007	358,579
	Oppenheimer Holdings, Inc., Class A	13,697	512,131
#*	OptimumBank Holdings, Inc.	1,636	4,908
	Orange County Bancorp, Inc.	8	290
	Origin Bancorp, Inc.	3,001	88,319

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Orrstown Financial Services, Inc.	21,101	$404,506
*	Oscar Health, Inc., Class A	23,443	157,771
	Pacific Premier Bancorp, Inc.	181,625	4,039,340
#	PacWest Bancorp	172,640	1,752,296
#*	Palomar Holdings, Inc.	14,434	725,453
#	Park National Corp.	30,887	3,345,680
	Parke Bancorp, Inc.	25,939	445,891
#	Pathfinder Bancorp, Inc.	4,141	63,399
	Pathward Financial, Inc.	76,339	3,399,376
*	Patriot National Bancorp, Inc.	1,773	14,911
*	PayPal Holdings, Inc.	414,542	31,505,192
#*	Paysafe Ltd.	49,578	711,940
#	PCB Bancorp	3,606	49,835
	Peapack-Gladstone Financial Corp.	40,657	1,079,850
	Penns Woods Bancorp, Inc.	12,528	291,777
	PennyMac Financial Services, Inc.	51,088	3,192,489
	Peoples Bancorp of North Carolina, Inc.	12,672	355,830
#	Peoples Bancorp, Inc.	61,112	1,592,579
#	Peoples Financial Services Corp.	1,679	67,748
#	Pinnacle Financial Partners, Inc.	115,311	6,253,316
*	Pioneer Bancorp, Inc.	4,586	40,449
	Piper Sandler Cos	33,328	4,513,944
	PJT Partners, Inc., Class A	20,457	1,406,828
#	Plumas Bancorp	9,875	378,311
	PNC Financial Services Group, Inc.	220,907	28,773,137
#*	Ponce Financial Group, Inc.	42,866	320,209
	Popular, Inc.	150,766	9,047,468
*	PRA Group, Inc.	73,345	2,660,223
	Preferred Bank	32,744	1,574,332
	Premier Financial Corp.	77,450	1,286,444
	Primerica, Inc.	94,923	17,324,397
	Primis Financial Corp.	54,303	480,582
	Princeton Bancorp, Inc.	9,863	282,772
	Principal Financial Group, Inc.	304,082	22,711,885
	ProAssurance Corp.	100,109	1,797,958
*	PROG Holdings, Inc.	117,289	3,545,646
	Progressive Corp.	220,073	30,017,957
	Prosperity Bancshares, Inc.	137,841	8,631,603
#	Provident Bancorp, Inc.	24,763	169,131
	Provident Financial Holdings, Inc.	16,764	228,661
	Provident Financial Services, Inc.	170,216	2,975,376
	Prudential Financial, Inc.	447,852	38,963,124
	QCR Holdings, Inc.	32,926	1,363,136
	Radian Group, Inc.	139,181	3,377,923
	Raymond James Financial, Inc.	225,121	20,380,204
	RBB Bancorp	13,820	171,921
	Red River Bancshares, Inc.	487	22,402
	Regional Management Corp.	26,063	697,446
	Regions Financial Corp.	862,555	15,750,254
	Reinsurance Group of America, Inc.	76,308	10,860,155
*	Remitly Global, Inc.	7,062	118,642
	RenaissanceRe Holdings Ltd.	62,334	13,427,367
	Renasant Corp.	121,007	3,402,717
#*	Repay Holdings Corp.	12,408	77,798
	Republic Bancorp, Inc., Class A	30,924	1,215,313
#*	Republic First Bancorp, Inc.	109,335	134,482
*	Rhinebeck Bancorp, Inc.	310	2,241
	Richmond Mutual BanCorp, Inc.	5,167	51,618
	Riverview Bancorp, Inc.	50,627	259,463

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	RLI Corp.	70,993	$9,871,577
*	Robinhood Markets, Inc., Class A	20,796	184,045
#*	Rocket Cos., Inc., Class A	63,887	569,233
	S&P Global, Inc.	134,834	48,888,112
	S&T Bancorp, Inc.	83,464	2,297,764
#*	Safeguard Scientifics, Inc.	41,559	75,637
	Safety Insurance Group, Inc.	36,412	2,661,353
#	Salisbury Bancorp, Inc.	8,628	197,926
	Sandy Spring Bancorp, Inc.	81,698	1,836,571
	SB Financial Group, Inc.	9,865	140,083
#	Seacoast Banking Corp. of Florida	56,533	1,254,467
*	Security National Financial Corp., Class A	23,555	176,427
	SEI Investments Co.	218,654	12,880,907
#	Selective Insurance Group, Inc.	111,647	10,754,956
#	ServisFirst Bancshares, Inc.	95,897	4,842,798
#*	Shift4 Payments, Inc., Class A	15,587	1,056,331
	Shore Bancshares, Inc.	35,084	465,916
	Sierra Bancorp	45,265	741,893
	Silvercrest Asset Management Group, Inc., Class A	14,147	264,973
	Simmons First National Corp., Class A	227,214	3,796,746
*	SiriusPoint Ltd.	420,891	3,657,543
	SLM Corp.	944,116	14,180,622
	SmartFinancial, Inc.	11,445	246,525
#	Sound Financial Bancorp, Inc.	3,278	122,827
	South Plains Financial, Inc.	1,533	31,472
*	Southern First Bancshares, Inc.	15,608	430,469
	Southern Missouri Bancorp, Inc.	8,071	292,816
	Southern States Bancshares, Inc.	933	21,104
	Southside Bancshares, Inc.	71,052	2,254,480
#	SouthState Corp.	125,099	8,629,329
	State Street Corp.	274,944	19,867,453
#	Stellar Bancorp, Inc.	71,797	1,647,023
	StepStone Group, Inc., Class A	4,250	93,628
#*	Sterling Bancorp, Inc.	6,151	33,338
#	Stewart Information Services Corp.	60,541	2,521,533
	Stifel Financial Corp.	184,922	11,089,772
	Stock Yards Bancorp, Inc.	53,081	2,579,737
*	StoneX Group, Inc.	34,586	3,391,849
	Summit Financial Group, Inc.	8,032	156,062
#	Summit State Bank	7,605	115,064
	Synchrony Financial	771,495	22,766,817
	Synovus Financial Corp.	258,458	7,960,506
	T Rowe Price Group, Inc.	200,294	22,499,025
	Territorial Bancorp, Inc.	19,133	320,478
*	Texas Capital Bancshares, Inc.	92,017	4,623,854
#	TFS Financial Corp.	231,815	2,791,053
*	Third Coast Bancshares, Inc.	857	11,947
	Timberland Bancorp, Inc.	15,487	398,790
	Tiptree, Inc.	80,023	1,101,917
#*	Toast, Inc., Class A	58,407	1,063,007
	Tompkins Financial Corp.	30,252	1,773,372
	Towne Bank	146,572	3,472,291
	Tradeweb Markets, Inc., Class A	3,183	224,115
	Travelers Cos., Inc.	284,421	51,520,020
	TriCo Bancshares	64,648	2,315,045
*	Triumph Financial, Inc.	58,000	3,013,680
	Truist Financial Corp.	679,774	22,147,037
#*	Trupanion, Inc.	8,654	303,842
	TrustCo Bank Corp. NY	45,497	1,357,630

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Trustmark Corp.	139,495	$3,332,536
	U.S. Bancorp	1,001,983	34,347,977
	U.S. Global Investors, Inc., Class A	2,359	6,416
#	UMB Financial Corp.	80,523	5,122,068
	Union Bankshares, Inc.	863	19,012
#	United Bancorp, Inc.	5,663	71,071
	United Bancshares, Inc.	3,436	68,720
	United Bankshares, Inc.	238,391	7,897,894
#	United Community Banks, Inc.	175,219	4,362,953
	United Fire Group, Inc.	56,566	1,521,625
	United Security Bancshares	37,670	226,773
	Unity Bancorp, Inc.	24,003	555,669
	Universal Insurance Holdings, Inc.	92,240	1,422,341
	Univest Financial Corp.	64,761	1,302,991
	Unum Group	281,779	11,891,074
#*	Usio, Inc.	5,175	9,419
#	Valley National Bancorp	704,111	6,604,561
#	Value Line, Inc.	6,620	303,196
*	Velocity Financial, Inc.	4,733	43,165
	Veritex Holdings, Inc.	64,925	1,117,359
	Victory Capital Holdings, Inc., Class A	10,266	313,524
	Virginia National Bankshares Corp.	1,583	51,812
	Virtu Financial, Inc., Class A	220,589	4,422,809
	Virtus Investment Partners, Inc.	18,144	3,306,018
#	Visa, Inc., Class A	913,551	212,610,724
#	Voya Financial, Inc.	200,682	15,348,159
	W R Berkley Corp.	263,688	15,536,497
#	Walker & Dunlop, Inc.	78,369	5,275,017
#	Washington Federal, Inc.	160,091	4,488,952
	Washington Trust Bancorp, Inc.	37,135	1,043,865
	Waterstone Financial, Inc.	56,696	785,240
	Webster Financial Corp.	318,253	11,870,837
	Wells Fargo & Co.	1,930,857	76,751,566
	WesBanco, Inc.	125,906	3,351,618
	West BanCorp, Inc.	35,687	614,887
	Westamerica BanCorp	49,364	1,999,736
	Western Alliance Bancorp	177,448	6,586,870
	Western New England Bancorp, Inc.	72,206	488,835
	Western Union Co.	339,451	3,710,199
	Westwood Holdings Group, Inc.	27,788	340,959
*	WEX, Inc.	49,920	8,853,312
	White Mountains Insurance Group Ltd.	6,648	9,520,867
	Willis Towers Watson PLC	87,059	20,162,864
	Wintrust Financial Corp.	100,877	6,896,960
#	WisdomTree, Inc.	229,422	1,431,593
#*	World Acceptance Corp.	18,404	1,856,964
	WSFS Financial Corp.	133,292	4,687,880
	WVS Financial Corp.	803	10,038
	Zions Bancorp NA	243,847	6,793,577

TOTAL FINANCIALS			4,238,936,207

HEALTH CARE — (11.8%)
*	10X Genomics, Inc., Class A	8,507	446,022
*	89bio, Inc.	6,050	96,679
	Abbott Laboratories	802,839	88,689,624
	AbbVie, Inc.	1,217,399	183,973,337
*	AC Immune SA	4,792	9,296
*	Acadia Healthcare Co., Inc.	175,256	12,669,256
*	Accolade, Inc.	13,122	177,541

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Accuray, Inc.	69,870	$233,366
#††	Achillion Pharmaceuticals, Inc.	281,426	75,985
*	Acumen Pharmaceuticals, Inc.	1,866	7,203
*	Acurx Pharmaceuticals, Inc.	1,403	4,195
*	Adaptive Biotechnologies Corp.	18,626	132,990
*	Addus HomeCare Corp.	22,272	1,820,513
#*	Adicet Bio, Inc.	5,069	29,603
††	Aduro Biotech, Inc.	7,016	17,189
	Agilent Technologies, Inc.	156,191	21,152,947
#*	Agiliti, Inc.	7,532	125,935
#*	agilon health, Inc.	63,729	1,546,703
*	Agios Pharmaceuticals, Inc.	84,180	1,925,197
*	Akero Therapeutics, Inc.	29,496	1,319,651
	Albireo Pharma, Inc.	28,723	61,754
#*	Aldeyra Therapeutics, Inc.	11,609	110,634
*	Alector, Inc.	18,050	119,130
*	Align Technology, Inc.	26,591	8,650,052
*	Alkermes PLC	93,819	2,678,532
#*	Allakos, Inc.	4,006	17,025
#*	Allogene Therapeutics, Inc.	78,457	426,021
*	Alnylam Pharmaceuticals, Inc.	30,629	6,101,297
#*	Alpha Teknova, Inc.	6,582	12,440
*	Alpine Immune Sciences, Inc.	6,024	45,120
*	Altimmune, Inc.	29,511	149,031
*	Amedisys, Inc.	48,850	3,922,655
*	American Shared Hospital Services	797	2,216
#*	American Well Corp., Class A	114,410	250,558
	AmerisourceBergen Corp.	158,172	26,390,998
	Amgen, Inc.	375,293	89,972,744
#*	AMN Healthcare Services, Inc.	100,258	8,657,278
#*	Amneal Pharmaceuticals, Inc.	25,370	48,964
*	Amphastar Pharmaceuticals, Inc.	84,821	3,034,047
#*	AnaptysBio, Inc.	58,169	1,211,079
*	AngioDynamics, Inc.	82,349	685,144
*	ANI Pharmaceuticals, Inc.	28,317	1,068,117
*	Anika Therapeutics, Inc.	32,067	822,839
#*	Anixa Biosciences, Inc.	3,561	14,529
#*	Annovis Bio, Inc.	1,232	17,950
*	Apellis Pharmaceuticals, Inc.	6,764	564,321
#*	Apollo Medical Holdings, Inc.	12,079	428,684
#*	Apyx Medical Corp.	42,178	143,405
#*	Arcturus Therapeutics Holdings, Inc.	7,343	195,471
*	Arcus Biosciences, Inc.	6,304	112,526
#*	Arcutis Biotherapeutics, Inc.	23,699	327,994
*	ARS Pharmaceuticals, Inc.	7,081	46,026
*	Artivion, Inc.	60,524	839,468
*	Atara Biotherapeutics, Inc.	84,543	229,112
*	Athira Pharma, Inc.	18,933	52,823
#*	Atreca, Inc., Class A	5,971	5,971
*	AtriCure, Inc.	55,637	2,447,472
#	Atrion Corp.	2,868	1,764,680
*	aTyr Pharma, Inc.	3,082	6,010
*	Avanos Medical, Inc.	105,299	3,110,532
*	Avantor, Inc.	395,318	7,700,795
*	Avid Bioservices, Inc.	28,330	511,356
#*	Avidity Biosciences, Inc.	54,508	675,899
*	Avita Medical, Inc.	2,421	37,574
*	Axogen, Inc.	100	902
*	Axonics, Inc.	12,121	696,473

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Azenta, Inc.	57,007	$2,479,234
	Baxter International, Inc.	356,126	16,980,088
#*	Beam Therapeutics, Inc.	8,695	267,023
	Becton Dickinson & Co.	114,489	30,260,588
*	Bellerophon Therapeutics, Inc.	4,382	33,522
#*	Beyond Air, Inc.	3,422	19,950
*	Biogen, Inc.	100,981	30,721,450
*	BioLife Solutions, Inc.	3,661	64,287
*	BioMarin Pharmaceutical, Inc.	94,931	9,117,173
#*	Biomea Fusion, Inc.	1,758	51,808
*	Bio-Path Holdings, Inc.	495	698
*	Bio-Rad Laboratories, Inc., Class A	22,033	9,932,256
	Bio-Techne Corp.	82,412	6,583,071
#*	Bioventus, Inc., Class A	1,448	1,462
#*	Bluebird Bio, Inc.	215,193	936,090
*	Boston Scientific Corp.	510,328	26,598,295
	Bristol-Myers Squibb Co.	1,399,024	93,412,832
#*	Brookdale Senior Living, Inc.	767,534	3,292,721
	Bruker Corp.	234,221	18,533,908
#*	C4 Therapeutics, Inc.	15,790	47,686
#*	Cara Therapeutics, Inc.	19,014	79,859
	Cardinal Health, Inc.	236,555	19,421,165
#*	CareCloud, Inc.	7,095	23,201
#*	CareDx, Inc.	36,055	291,685
*	Caribou Biosciences, Inc.	4,587	19,724
*	Castle Biosciences, Inc.	6,131	138,745
*	Catalent, Inc.	152,791	7,657,885
#*	Catalyst Pharmaceuticals, Inc.	50,836	809,309
#*	Celcuity, Inc.	400	4,108
*	Celldex Therapeutics, Inc.	65,454	2,057,874
*	Centene Corp.	359,764	24,798,532
#*	Certara, Inc.	16,487	398,491
#*	Champions Oncology, Inc.	1,165	5,732
*	Charles River Laboratories International, Inc.	43,208	8,214,705
	Chemed Corp.	21,936	12,092,220
*	Chinook Therapeutics, Inc.	54,163	1,083,802
	Cigna Group	239,976	60,783,521
*	Codexis, Inc.	8,329	32,650
*	Cogent Biosciences, Inc.	5,375	57,835
#*	Collegium Pharmaceutical, Inc.	33,877	788,318
*	Community Health Systems, Inc.	155,550	986,187
*	Computer Programs & Systems, Inc.	26,167	677,202
#	CONMED Corp.	44,505	5,588,493
††	Contra Abiomed, Inc.	26,621	415,554
	Cooper Cos., Inc.	33,854	12,913,608
#*	Corcept Therapeutics, Inc.	123,457	2,781,486
*	CorVel Corp.	35,516	7,175,297
#*	Crinetics Pharmaceuticals, Inc.	5,726	111,886
#*	CRISPR Therapeutics AG	68,506	3,352,684
#*	Cross Country Healthcare, Inc.	98,518	2,165,426
#*	CryoPort, Inc.	20,345	428,059
#*	Cue Biopharma, Inc.	66,029	285,906
#*	Cullinan Oncology, Inc.	2,346	22,827
*	Cumberland Pharmaceuticals, Inc.	22,381	38,271
	CVS Health Corp.	859,715	63,025,707
#*	Cymabay Therapeutics, Inc.	2,917	31,387
*	Cyteir Therapeutics, Inc.	5,017	10,837
	Danaher Corp.	252,353	59,784,949
*	DaVita, Inc.	159,980	14,455,793

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Day One Biopharmaceuticals, Inc.	1,700	$21,080
#*	Decibel Therapeutics, Inc.	5,175	16,663
*	Deciphera Pharmaceuticals, Inc.	93,942	1,334,916
*	Denali Therapeutics, Inc.	31,143	773,592
	DENTSPLY SIRONA, Inc.	207,646	8,706,597
#*	Design Therapeutics, Inc.	6,389	41,209
*	DexCom, Inc.	104,215	12,645,448
*	Dominari Holdings, Inc.	2,503	8,410
#*	Doximity, Inc., Class A	21,017	772,375
#*	Dynavax Technologies Corp.	100,424	1,045,414
*	Dyne Therapeutics, Inc.	3,147	32,603
*	Eagle Pharmaceuticals, Inc.	19,747	554,496
#*	Editas Medicine, Inc.	126,500	1,032,240
*	Edwards Lifesciences Corp.	221,790	19,513,084
*	Ekso Bionics Holdings, Inc.	4,430	6,601
*	Elanco Animal Health, Inc.	415,064	3,930,656
#*	Electromed, Inc.	5,226	57,225
#*	Eledon Pharmaceuticals, Inc.	990	2,079
	Elevance Health, Inc.	134,124	62,857,213
	Eli Lilly & Co.	520,601	206,085,112
#	Embecta Corp.	22,897	635,392
*	Emergent BioSolutions, Inc.	97,613	861,923
*	Enanta Pharmaceuticals, Inc.	28,497	1,013,068
	Encompass Health Corp.	169,770	10,890,745
*	Enhabit, Inc.	84,885	1,039,841
*	Enovis Corp.	58,934	3,432,905
	Ensign Group, Inc.	94,348	9,160,247
*	Envista Holdings Corp.	159,544	6,140,849
#*	enVVeno Medical Corp.	4,348	17,522
#*	Enzo Biochem, Inc.	145,565	368,279
*	Evolent Health, Inc., Class A	161,116	5,866,234
*	Exact Sciences Corp.	92,947	5,955,114
*	Exagen, Inc.	1,700	4,318
*	Exelixis, Inc.	450,101	8,236,848
*	Eyenovia, Inc.	4,941	26,286
#*	Fate Therapeutics, Inc.	8,612	52,275
#*	Figs, Inc., Class A	85,661	616,759
#*	FONAR Corp.	20,622	325,312
#*	Fulcrum Therapeutics, Inc.	686	1,715
#*	Fulgent Genetics, Inc.	11,124	328,937
*	Gain Therapeutics, Inc.	3,313	16,664
*	GE HealthCare Technologies, Inc.	128,510	10,453,003
#*	Generation Bio Co.	21,394	105,258
	Gilead Sciences, Inc.	1,043,144	85,756,868
*	Glaukos Corp.	25,813	1,226,376
*	Globus Medical, Inc., Class A	111,760	6,497,726
#*	GoodRx Holdings, Inc., Class A	16,047	74,939
*	Graphite Bio, Inc.	1,112	3,547
*	Great Elm Group, Inc.	33,083	66,497
#*	Gritstone bio, Inc.	8,954	21,311
*	Haemonetics Corp.	76,775	6,426,835
*	Halozyme Therapeutics, Inc.	85,452	2,745,573
#*	Harmony Biosciences Holdings, Inc.	26,087	841,045
#*	Harrow Health, Inc.	19,091	481,666
#*	Harvard Bioscience, Inc.	100,799	576,570
	HCA Healthcare, Inc.	124,520	35,778,332
*	Health Catalyst, Inc.	34,161	430,429
*	HealthEquity, Inc.	56,627	3,026,713
	HealthStream, Inc.	47,468	1,169,612

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Henry Schein, Inc.	139,654	$11,285,440
#*	Heska Corp.	15,220	1,783,175
*	Hologic, Inc.	313,238	26,941,600
*	Horizon Therapeutics PLC	138,538	15,399,884
	Humana, Inc.	72,592	38,509,330
*	Ideaya Biosciences, Inc.	49,303	900,273
*	IDEXX Laboratories, Inc.	57,965	28,528,054
*	Ikena Oncology, Inc.	1,124	6,160
*	Illumina, Inc.	47,772	9,820,012
*	ImmuCell Corp.	1,149	5,630
#*	ImmunoGen, Inc.	120,456	649,258
#*	Immunome, Inc.	2,913	13,982
*	ImmunoPrecise Antibodies Ltd.	3,814	10,031
#*	Immunovant, Inc.	14,787	238,662
*	Incyte Corp.	81,536	6,067,094
#*	InfuSystem Holdings, Inc.	25,741	241,193
*	Innoviva, Inc.	191,112	2,241,744
*	Inogen, Inc.	38,534	512,888
*	Inovio Pharmaceuticals, Inc.	172,894	133,561
*	Inspire Medical Systems, Inc.	2,120	567,376
#*	Insulet Corp.	17,168	5,460,111
*	Integer Holdings Corp.	61,973	5,103,477
#*	Integra LifeSciences Holdings Corp.	133,156	7,366,190
*	Intellia Therapeutics, Inc.	81,574	3,079,418
*	Intuitive Surgical, Inc.	120,861	36,405,750
*	Iovance Biotherapeutics, Inc.	158,671	894,904
*	IQVIA Holdings, Inc.	144,166	27,136,366
	iRadimed Corp.	6,081	253,152
*	IRIDEX Corp.	6,830	15,572
*	Ironwood Pharmaceuticals, Inc.	232,148	2,416,661
*	iTeos Therapeutics, Inc.	1,600	21,984
*	IVERIC bio, Inc.	34,802	1,144,638
*	Jazz Pharmaceuticals PLC	88,712	12,461,375
	Johnson & Johnson	1,572,785	257,464,904
#*	Joint Corp.	5,100	80,529
#*	KalVista Pharmaceuticals, Inc.	6,582	56,144
#*	Karuna Therapeutics, Inc.	7,841	1,555,968
*	Kewaunee Scientific Corp.	3,487	54,223
#*	Kiniksa Pharmaceuticals Ltd., Class A	6,941	74,616
*	Kodiak Sciences, Inc.	6,525	28,579
*	KORU Medical Systems, Inc.	469	2,096
#*	Krystal Biotech, Inc.	10,527	884,268
*	Kura Oncology, Inc.	118,812	1,157,229
#*	Kymera Therapeutics, Inc.	3,500	110,390
	Laboratory Corp. of America Holdings	99,818	22,629,739
#*	Lantern Pharma, Inc.	1,951	9,404
*	Lantheus Holdings, Inc.	115,540	9,872,893
*	Larimar Therapeutics, Inc.	4,152	19,639
#	LeMaitre Vascular, Inc.	37,067	2,001,618
#*	LENSAR, Inc.	23,475	67,138
#*	Lexaria Bioscience Corp.	6,609	13,615
*	Lexicon Pharmaceuticals, Inc.	7,663	18,315
#*	Ligand Pharmaceuticals, Inc.	32,219	2,459,921
*	LivaNova PLC	74,887	3,587,087
*	Lumos Pharma, Inc.	950	2,869
#*	MacroGenics, Inc.	72,299	498,140
*	Maravai LifeSciences Holdings, Inc., Class A	26,238	361,822
#*	Marinus Pharmaceuticals, Inc.	10,918	99,354
*	Masimo Corp.	44,429	8,403,301

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	McKesson Corp.	83,179	$30,297,119
*	MediciNova, Inc.	5,066	10,689
#*	Medpace Holdings, Inc.	50,395	10,086,055
	Medtronic PLC	485,330	44,140,763
#*	MeiraGTx Holdings PLC	28,600	153,010
	Merck & Co., Inc.	1,532,708	176,981,793
*	Merit Medical Systems, Inc.	83,744	6,807,550
#*	Merrimack Pharmaceuticals, Inc.	26,708	331,446
#	Mesa Laboratories, Inc.	3,902	649,722
*	Mettler-Toledo International, Inc.	17,972	26,805,238
*	Milestone Pharmaceuticals, Inc.	4,105	14,901
*	Mirati Therapeutics, Inc.	10,076	446,468
*	Moderna, Inc.	297,386	39,519,626
*	ModivCare, Inc.	30,718	1,953,665
*	Molina Healthcare, Inc.	72,841	21,698,605
#*	Morphic Holding, Inc.	23,216	1,097,188
*	Myriad Genetics, Inc.	146,795	3,125,266
	National HealthCare Corp.	32,630	1,889,603
	National Research Corp.	21,103	918,614
*	Nektar Therapeutics	57,234	43,057
#*	Neogen Corp.	138,448	2,384,075
*	NeoGenomics, Inc.	118,547	1,733,157
*	Neurocrine Biosciences, Inc.	60,345	6,097,259
*	Neuronetics, Inc.	4,448	10,186
*	Nevro Corp.	9,560	279,821
*	NextCure, Inc.	46,265	69,860
*	NextGen Healthcare, Inc.	111,221	1,861,840
#*	NGM Biopharmaceuticals, Inc.	6,940	31,299
#*	Novocure Ltd.	37,661	2,481,860
*	Nurix Therapeutics, Inc.	33,258	320,275
*	NuVasive, Inc.	77,502	3,335,686
#*	Ocuphire Pharma, Inc.	4,152	21,300
*	Olema Pharmaceuticals, Inc.	101,816	487,699
#*	Omega Therapeutics, Inc.	7,978	61,111
*	OmniAb, Inc.	157,875	549,405
*	OmniAb, Inc.	12,217	0
*	OmniAb, Inc.	12,217	0
*	Omnicell, Inc.	44,989	2,733,982
#	Opiant Pharmaceuticals, Inc.	3,087	2,007
#*	OPKO Health, Inc.	99,783	146,681
*	OptimizeRx Corp.	12,021	180,676
*	Option Care Health, Inc.	40,348	1,297,188
*	OraSure Technologies, Inc.	234,292	1,593,186
#*	Organogenesis Holdings, Inc.	17,889	36,672
	Organon & Co.	221,782	5,462,491
#*	Organovo Holdings, Inc.	3,109	6,063
#*	Orgenesis, Inc.	4,400	4,840
*	Orthofix Medical, Inc.	76,634	1,443,018
#*	OrthoPediatrics Corp.	15,679	790,849
*	Outset Medical, Inc.	13,277	238,853
#*	Ovid therapeutics, Inc.	23,402	83,779
*	Owens & Minor, Inc.	182,492	2,835,926
*	Pacific Biosciences of California, Inc.	88,992	943,315
*	Pacira BioSciences, Inc.	55,057	2,494,633
	Patterson Cos., Inc.	141,623	3,839,400
#*††	PDL BioPharma, Inc.	309,383	498,899
*	Pediatrix Medical Group, Inc.	173,850	2,491,270
#*	Pennant Group, Inc.	57,609	799,037
#*	Penumbra, Inc.	20,139	5,721,893

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	PerkinElmer, Inc.	102,415	$13,364,133
	Perrigo Co. PLC	163,477	6,079,710
#*	Personalis, Inc.	2,937	6,696
*	PetIQ, Inc.	40,149	473,357
	Pfizer, Inc.	3,138,575	122,059,182
#*	PharmaCyte Biotech, Inc.	3,571	10,427
#	Phibro Animal Health Corp., Class A	33,571	522,365
*	Phreesia, Inc.	24,687	781,097
*	Pliant Therapeutics, Inc.	14,659	414,117
#*	PMV Pharmaceuticals, Inc.	12,147	55,998
#*	Portage Biotech, Inc.	2,313	7,725
#*	Poseida Therapeutics, Inc.	1,300	3,432
	Premier, Inc., Class A	168,797	5,626,004
*	Prestige Consumer Healthcare, Inc.	115,113	7,082,903
*	Pro-Dex, Inc.	7,945	126,325
††	Progenic Pharmaceuticals, Inc.	48,282	55,524
#*	Protagonist Therapeutics, Inc.	53,154	1,201,280
*	Protara Therapeutics, Inc.	3,719	11,752
#*	Prothena Corp. PLC	98,078	5,160,864
	Psychemedics Corp.	5,773	31,463
*	Pulmatrix, Inc.	302	864
#*	Pulmonx Corp.	749	8,801
*	Puma Biotechnology, Inc.	4,817	12,910
*	Quanterix Corp.	11,961	151,187
	Quest Diagnostics, Inc.	137,691	19,112,888
#*	R1 RCM, Inc.	3,567	55,610
#*	RadNet, Inc.	69,278	1,916,229
#*	Rain Oncology, Inc.	2,336	16,422
*	Rallybio Corp.	2,156	11,621
#*	RAPT Therapeutics, Inc.	4,400	80,080
*	Regeneron Pharmaceuticals, Inc.	72,381	58,034,362
*	REGENXBIO, Inc.	81,149	1,571,045
#*	Relay Therapeutics, Inc.	17,646	200,635
#*	Reneo Pharmaceuticals, Inc.	3,307	33,798
#*	Repare Therapeutics, Inc.	3,182	28,511
#*	Repligen Corp.	36,574	5,545,716
*	Replimune Group, Inc.	44,159	738,780
	ResMed, Inc.	90,044	21,697,002
*	REVOLUTION Medicines, Inc.	25,638	602,237
#*	Rhythm Pharmaceuticals, Inc.	10,598	213,762
*	Rocket Pharmaceuticals, Inc.	25,622	459,146
	Royalty Pharma PLC, Class A	24,033	844,760
*	RVL Pharmaceuticals PLC	5,403	4,701
*	Sage Therapeutics, Inc.	28,444	1,389,489
*	Sangamo Therapeutics, Inc.	249,898	367,350
*	Sarepta Therapeutics, Inc.	50,384	6,185,644
#*	Schrodinger, Inc.	26,350	777,852
#*	scPharmaceuticals, Inc.	17,778	175,291
#*	SCYNEXIS, Inc.	4,780	15,057
*	Seagen, Inc.	59,998	11,999,600
*	Seer, Inc.	1,833	6,122
#	Select Medical Holdings Corp.	272,990	8,326,195
#*	Selecta Biosciences, Inc.	29,724	35,372
#*	Semler Scientific, Inc.	902	25,328
#*	Sensus Healthcare, Inc.	9,865	46,661
#*	Shattuck Labs, Inc.	9,431	28,293
#*	Shockwave Medical, Inc.	12,780	3,708,245
#*	SI-BONE, Inc.	843	18,630
#	SIGA Technologies, Inc.	2,600	15,158

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Sight Sciences, Inc.	2,514	$24,310
#	Simulations Plus, Inc.	8,299	346,483
*	Soleno Therapeutics, Inc.	6,313	21,275
*	Solid Biosciences, Inc.	3,417	16,675
#*	Sotera Health Co.	27,790	466,038
#*	SpringWorks Therapeutics, Inc.	24,232	566,544
#*	Spruce Biosciences, Inc.	5,417	11,159
#*	STAAR Surgical Co.	39,979	2,817,320
	STERIS PLC	86,275	16,267,151
#*	Stoke Therapeutics, Inc.	14,578	129,598
*	Streamline Health Solutions, Inc.	12,233	21,530
	Stryker Corp.	134,011	40,156,396
*	Supernus Pharmaceuticals, Inc.	98,611	3,634,801
#*	Surgery Partners, Inc.	101,550	4,027,473
*	Surmodics, Inc.	24,348	560,978
*	Sutro Biopharma, Inc.	20,773	88,493
*	Syndax Pharmaceuticals, Inc.	46,907	963,939
*	Syneos Health, Inc.	150,835	5,921,782
*	Synlogic, Inc.	62,889	33,331
*	Tactile Systems Technology, Inc.	24,077	438,924
*	Taro Pharmaceutical Industries Ltd.	63,694	1,605,089
*	Tarsus Pharmaceuticals, Inc.	1,488	22,201
*	Teladoc Health, Inc.	124,278	3,297,095
#	Teleflex, Inc.	34,639	9,439,820
*	Tenet Healthcare Corp.	164,161	12,036,285
#*	Terns Pharmaceuticals, Inc.	2,761	36,031
	Thermo Fisher Scientific, Inc.	163,488	90,719,491
*	TransMedics Group, Inc.	5,300	419,230
#*	Twist Bioscience Corp.	25,475	317,928
#	U.S. Physical Therapy, Inc.	19,777	2,105,459
*	UFP Technologies, Inc.	12,641	1,742,435
*	United Therapeutics Corp.	53,845	12,391,350
	UnitedHealth Group, Inc.	461,505	227,101,995
	Universal Health Services, Inc., Class B	131,742	19,807,410
	Utah Medical Products, Inc.	6,686	634,100
*	Vanda Pharmaceuticals, Inc.	89,127	547,240
#*	Varex Imaging Corp.	76,098	1,349,979
*	Vaxcyte, Inc.	2,247	96,239
*	Veeva Systems, Inc., Class A	48,960	8,767,757
*	Veracyte, Inc.	37,615	851,604
*	Veradigm, Inc.	263,469	3,290,728
*	Vericel Corp.	34,242	1,078,965
*	Vertex Pharmaceuticals, Inc.	108,217	36,872,778
	Viatris, Inc.	977,307	9,118,274
*	Viking Therapeutics, Inc.	8,285	176,553
#*	Vor BioPharma, Inc.	2,186	9,728
#*	Voyager Therapeutics, Inc.	9,996	72,471
*	Waters Corp.	51,456	15,455,324
	West Pharmaceutical Services, Inc.	51,177	18,487,179
#*	XBiotech, Inc.	1,680	5,779
*	Xencor, Inc.	94,563	2,500,246
#*	Xilio Therapeutics, Inc.	4,711	15,122
#*	XOMA Corp.	803	14,767
#*	Y-mAbs Therapeutics, Inc.	1,312	7,859
#*	Zentalis Pharmaceuticals, Inc.	35,164	774,663
	Zimmer Biomet Holdings, Inc.	161,548	22,364,705
#*	Zimvie, Inc.	16,154	132,947
	Zoetis, Inc.	257,028	45,180,382

TOTAL HEALTH CARE			3,491,642,219

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (12.6%)
#*	3D Systems Corp.	198,883	$1,821,768
	3M Co.	340,431	36,160,581
	AAON, Inc.	81,819	8,018,262
*	AAR Corp.	88,516	4,671,874
	ABM Industries, Inc.	132,624	5,647,130
	ACCO Brands Corp.	308,933	1,414,913
	Acme United Corp.	3,771	98,800
	Acuity Brands, Inc.	59,931	9,431,941
#*	ACV Auctions, Inc., Class A	67,011	873,153
#	Advanced Drainage Systems, Inc.	119,804	10,269,599
	AECOM	152,291	12,647,768
*	Aerojet Rocketdyne Holdings, Inc.	154,966	8,741,632
#*	AeroVironment, Inc.	39,958	4,023,371
*	AerSale Corp.	802	12,976
	AGCO Corp.	153,997	19,086,388
*	Air Industries Group	1,067	3,881
	Air Lease Corp.	292,878	11,779,553
#*	Air T, Inc.	3,463	85,571
*	Air Transport Services Group, Inc.	170,036	3,453,431
	Alamo Group, Inc.	22,524	3,980,667
*	Alaska Air Group, Inc.	188,155	8,177,216
	Albany International Corp., Class A	55,813	5,090,704
#*	Allegiant Travel Co.	25,358	2,634,950
	Allegion PLC	88,656	9,794,715
	Allied Motion Technologies, Inc.	31,080	1,069,774
	Allison Transmission Holdings, Inc.	214,026	10,442,329
*	Alpha Pro Tech Ltd.	8,900	35,867
	Alta Equipment Group, Inc.	1,996	28,223
#*	Ameresco, Inc., Class A	50,423	2,097,597
#*	American Airlines Group, Inc.	124,911	1,703,786
#*	American Superconductor Corp.	43,594	176,556
*	American Woodmark Corp.	35,048	1,770,625
	AMETEK, Inc.	189,073	26,078,839
	AO Smith Corp.	200,432	13,687,501
*	API Group Corp.	13,960	317,730
	Apogee Enterprises, Inc.	47,324	2,014,109
	Applied Industrial Technologies, Inc.	54,332	7,370,679
	ARC Document Solutions, Inc.	18,124	55,097
	ArcBest Corp.	41,022	3,872,477
	Arcosa, Inc.	99,103	6,693,417
	Argan, Inc.	35,110	1,412,475
	Armstrong World Industries, Inc.	87,624	6,016,264
*	Art’s-Way Manufacturing Co., Inc.	2,230	5,976
*	ASGN, Inc.	89,068	6,376,378
	Astec Industries, Inc.	46,368	1,914,071
*	Astronics Corp.	49,000	722,260
*	Astronics Corp., Class B	10,587	219,204
*	Asure Software, Inc.	18,562	247,617
#*	Atkore, Inc.	102,243	12,916,358
	Automatic Data Processing, Inc.	297,826	65,521,720
#*	Avalon Holdings Corp., Class A	6,700	18,090
*	Avis Budget Group, Inc.	67,704	11,961,266
*	Axon Enterprise, Inc.	59,856	12,612,258
#*	AZEK Co., Inc.	67,640	1,835,750
	AZZ, Inc.	49,847	1,880,727
	Barnes Group, Inc.	94,127	3,956,158
	Barrett Business Services, Inc.	14,347	1,199,553
#*	Beacon Roofing Supply, Inc.	125,285	7,539,651
	BGSF, Inc.	22,090	212,727

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	Blue Bird Corp.	9,063	$169,478
*	BlueLinx Holdings, Inc.	14,532	1,018,112
*	Boeing Co.	293,933	60,779,466
	Boise Cascade Co.	96,903	6,619,444
	Booz Allen Hamilton Holding Corp.	168,578	16,136,286
*	Bowman Consulting Group Ltd.	713	21,247
	Brady Corp., Class A	82,315	4,200,534
*	BrightView Holdings, Inc.	8,500	47,005
	Brink’s Co.	62,803	3,947,169
	Broadridge Financial Solutions, Inc.	119,813	17,422,008
#*	Broadwind, Inc.	37,600	186,496
*	Builders FirstSource, Inc.	341,227	32,338,083
	BWX Technologies, Inc.	127,681	8,245,639
#*	Byrna Technologies, Inc.	4,544	23,720
*	CACI International, Inc., Class A	45,785	14,345,356
	Carlisle Cos., Inc.	74,637	16,110,396
	Carrier Global Corp.	847,446	35,440,192
*	Casella Waste Systems, Inc., Class A	59,354	5,282,506
	Caterpillar, Inc.	338,671	74,101,215
*	CBIZ, Inc.	101,190	5,331,701
*	CECO Environmental Corp.	68,343	793,462
*	Ceridian HCM Holding, Inc.	57,326	3,639,054
	CH Robinson Worldwide, Inc.	179,472	18,103,341
#*	Chart Industries, Inc.	60,860	8,100,466
	Chicago Rivet & Machine Co.	474	14,220
#*	Cimpress PLC	38,742	2,012,647
	Cintas Corp.	59,947	27,322,044
*	CIRCOR International, Inc.	59,163	1,647,098
*	Civeo Corp.	8,328	160,314
#*	Clarivate PLC	95,492	846,059
*	Clean Harbors, Inc.	106,173	15,412,073
	Columbus McKinnon Corp.	64,669	2,244,661
	Comfort Systems USA, Inc.	74,989	11,210,106
*	Commercial Vehicle Group, Inc.	60,558	443,890
#††	Communications Systems, Inc.	5,421	16,534
	CompX International, Inc.	5,126	92,781
	Concentrix Corp.	101,285	9,775,015
*	Concrete Pumping Holdings, Inc.	21,068	146,423
*	Conduent, Inc.	409,102	1,435,948
*	Construction Partners, Inc., Class A	67,152	1,741,923
#	Copa Holdings SA, Class A	38,989	3,521,486
*	Copart, Inc.	354,206	27,999,984
#*	Core & Main, Inc., Class A	17,286	450,473
#	Costamare, Inc.	265,002	2,392,968
*	CoStar Group, Inc.	177,750	13,677,862
	Covenant Logistics Group, Inc.	45,000	1,772,550
#*	CPI Aerostructures, Inc.	14,667	48,548
	CRA International, Inc.	15,631	1,643,443
*	Crane Co.	96,286	6,939,332
#	Crane NXT Co.	96,286	4,560,105
	CSG Systems International, Inc.	71,218	3,751,764
	CSW Industrials, Inc.	32,483	4,374,486
	CSX Corp.	1,442,600	44,201,264
	Cummins, Inc.	146,299	34,386,117
	Curtiss-Wright Corp.	74,598	12,668,978
*	Daseke, Inc.	10,684	87,395
	Deere & Co.	201,276	76,086,354
*	Delta Air Lines, Inc.	730,861	25,075,841
	Deluxe Corp.	92,915	1,407,662

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	Distribution Solutions Group, Inc.	15,719	$733,763
*	DLH Holdings Corp.	17,566	171,620
	Donaldson Co., Inc.	236,772	15,046,861
	Douglas Dynamics, Inc.	48,640	1,425,638
	Dover Corp.	148,675	21,730,338
#*	Driven Brands Holdings, Inc.	6,863	210,694
*	Ducommun, Inc.	25,514	1,275,700
	Dun & Bradstreet Holdings, Inc.	52,107	582,035
*	DXP Enterprises, Inc.	37,437	943,412
*	Dycom Industries, Inc.	74,706	6,919,270
#	Eagle Bulk Shipping, Inc.	37,516	1,677,716
#	Eastern Co.	10,629	188,665
	Eaton Corp. PLC	220,266	36,810,854
	EMCOR Group, Inc.	90,816	15,529,536
	Emerson Electric Co.	274,648	22,867,192
	Encore Wire Corp.	46,521	7,272,628
*	Energy Recovery, Inc.	2,624	59,119
	Enerpac Tool Group Corp.	81,526	1,937,058
	EnerSys	76,542	6,350,690
	Eneti, Inc.	16,517	141,551
	Ennis, Inc.	54,680	1,062,432
	EnPro Industries, Inc.	41,288	3,892,220
#	Equifax, Inc.	83,240	17,345,551
	Esab Corp.	63,631	3,713,505
	ESCO Technologies, Inc.	42,104	3,939,671
	Espey Mfg. & Electronics Corp.	1,489	32,940
#*	EVI Industries, Inc.	100	1,993
*	Evoqua Water Technologies Corp.	51,529	2,548,109
*	ExlService Holdings, Inc.	51,770	9,234,733
	Expeditors International of Washington, Inc.	189,090	21,526,006
	Exponent, Inc.	63,465	5,841,953
	Fastenal Co.	497,576	26,789,492
	Federal Signal Corp.	129,836	6,670,974
	FedEx Corp.	234,331	53,375,915
#*	First Advantage Corp.	11,240	144,546
	Flowserve Corp.	137,160	4,579,772
*	Fluor Corp.	119,211	3,464,272
#*	Flux Power Holdings, Inc.	5,680	22,209
#*	Forrester Research, Inc.	32,201	996,299
	Fortive Corp.	210,263	13,265,493
	Fortune Brands Innovations, Inc.	232,918	15,067,465
	Forward Air Corp.	46,562	4,912,757
*	Franklin Covey Co.	22,463	824,841
	Franklin Electric Co., Inc.	82,295	7,362,934
*	FTI Consulting, Inc.	64,333	11,612,106
#*	FuelCell Energy, Inc.	580,023	1,090,443
*	Gates Industrial Corp. PLC	14,941	201,255
	GATX Corp.	70,939	8,080,661
#	Genco Shipping & Trading Ltd.	91,197	1,405,346
*	Gencor Industries, Inc.	20,887	275,708
*	Generac Holdings, Inc.	54,427	5,563,528
	General Dynamics Corp.	131,153	28,635,946
	General Electric Co.	385,532	38,156,102
	Genpact Ltd.	313,805	13,980,013
*	Gibraltar Industries, Inc.	61,179	3,061,397
	Global Industrial Co.	75,437	2,010,396
*	GMS, Inc.	79,138	4,594,752
	Gorman-Rupp Co.	57,516	1,412,018
	Graco, Inc.	209,841	16,638,293

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	GrafTech International Ltd.	208,869	$983,773
*	Graham Corp.	38,135	490,797
	Granite Construction, Inc.	65,049	2,480,318
*	Great Lakes Dredge & Dock Corp.	228,135	1,307,214
#	Greenbrier Cos., Inc.	70,830	1,873,453
	Griffon Corp.	122,556	3,486,718
*	GXO Logistics, Inc.	186,001	9,882,233
	H&E Equipment Services, Inc.	94,834	3,461,441
*	Harsco Corp.	160,833	1,104,923
#*	Hawaiian Holdings, Inc.	82,882	690,407
#*	Hayward Holdings, Inc.	37,565	452,283
	Healthcare Services Group, Inc.	112,477	1,755,766
	Heartland Express, Inc.	174,654	2,528,990
#	HEICO Corp.	28,816	4,859,530
	HEICO Corp., Class A	48,221	6,472,705
	Heidrick & Struggles International, Inc.	43,173	1,084,074
	Helios Technologies, Inc.	64,285	3,866,100
	Herc Holdings, Inc.	72,161	7,217,543
*	Heritage-Crystal Clean, Inc.	54,929	1,920,318
#*	Hertz Global Holdings, Inc.	310,985	5,187,230
	Hexcel Corp.	142,430	10,266,354
	Hillenbrand, Inc.	159,607	7,281,271
	HireQuest, Inc.	1,513	31,622
#	HNI Corp.	95,559	2,482,623
	Honeywell International, Inc.	366,579	73,257,147
	Howmet Aerospace, Inc.	302,882	13,414,644
*	Hub Group, Inc., Class A	71,789	5,412,891
	Hubbell, Inc.	68,426	18,428,490
#*	Hudson Global, Inc.	15,507	337,277
*	Hudson Technologies, Inc.	38,337	296,345
	Huntington Ingalls Industries, Inc.	68,352	13,783,864
	Hurco Cos., Inc.	16,016	359,239
*	Huron Consulting Group, Inc.	60,255	5,109,021
	Hyster-Yale Materials Handling, Inc.	28,642	1,508,288
*	IBEX Holdings Ltd.	825	16,888
	ICF International, Inc.	35,088	4,000,032
*	Ideal Power, Inc.	1,020	9,823
	IDEX Corp.	54,755	11,297,052
*	IES Holdings, Inc.	10,446	451,163
	Illinois Tool Works, Inc.	209,472	50,679,656
	Ingersoll Rand, Inc.	335,208	19,113,560
*	Innodata, Inc.	35,954	238,015
*	Innovative Solutions & Support, Inc.	12,502	80,638
	Insperity, Inc.	50,138	6,139,899
#	Insteel Industries, Inc.	46,239	1,272,960
	Interface, Inc.	123,357	967,119
	ITT, Inc.	141,683	11,963,713
	Jacobs Solutions, Inc.	91,834	10,603,154
	JB Hunt Transport Services, Inc.	113,434	19,883,846
*	JELD-WEN Holding, Inc.	177,485	2,268,258
*	JetBlue Airways Corp.	489,957	3,498,293
	John Bean Technologies Corp.	59,434	6,461,070
	Johnson Controls International PLC	286,100	17,120,224
	Kadant, Inc.	23,674	4,399,339
	Kaman Corp.	60,342	1,331,748
*	KAR Auction Services, Inc.	227,943	3,086,348
	Karat Packaging, Inc.	2,625	35,595
#	KBR, Inc.	259,474	14,719,960
#	Kelly Services, Inc., Class A	117,405	1,926,616

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	Kennametal, Inc.	149,050	$3,869,338
#	Kforce, Inc.	61,901	3,660,825
	Kimball International, Inc., Class B	69,256	852,541
*	Kirby Corp.	103,353	7,424,880
	Knight-Swift Transportation Holdings, Inc.	278,609	15,691,259
	Korn Ferry	119,716	5,748,762
*	Kratos Defense & Security Solutions, Inc.	175,939	2,269,613
*	L B Foster Co., Class A	36,948	413,079
	L3Harris Technologies, Inc.	109,382	21,345,897
	Landstar System, Inc.	69,504	12,234,789
	Leidos Holdings, Inc.	147,262	13,733,654
	Lennox International, Inc.	38,309	10,799,690
*	Limbach Holdings, Inc.	23,954	405,781
#	Lincoln Electric Holdings, Inc.	106,623	17,891,339
	Lindsay Corp.	18,041	2,178,270
*	Liquidity Services, Inc.	77,445	1,012,206
	Lockheed Martin Corp.	186,232	86,495,452
*	LS Starrett Co., Class A	90,794	969,680
	LSI Industries, Inc.	72,180	915,964
	Luxfer Holdings PLC	2,239	34,145
*	Manitex International, Inc.	31,987	165,373
*	Manitowoc Co., Inc.	127,537	1,950,041
	ManpowerGroup, Inc.	94,695	7,169,358
	Marten Transport Ltd.	176,079	3,555,035
	Masco Corp.	170,498	9,123,348
*	Masonite International Corp.	50,520	4,618,033
*	MasTec, Inc.	151,521	13,456,580
*	Mastech Digital, Inc.	14,713	129,916
*	Masterbrand, Inc.	237,018	1,912,735
*	Matrix Service Co.	80,809	384,651
	Matson, Inc.	104,665	7,120,360
	Matthews International Corp., Class A	68,195	2,582,545
	Maxar Technologies, Inc.	147,691	7,786,270
	Maximus, Inc.	117,123	9,797,339
*	Mayville Engineering Co., Inc.	4,400	53,240
	McGrath RentCorp.	52,725	4,686,198
	MDU Resources Group, Inc.	343,412	10,034,499
*	Mercury Systems, Inc.	79,052	3,768,409
*	Mesa Air Group, Inc.	21,251	44,840
*	Middleby Corp.	87,826	12,372,927
	Miller Industries, Inc.	15,561	507,289
#	MillerKnoll, Inc.	137,262	2,334,827
*	Mistras Group, Inc.	54,077	439,105
#*	Montrose Environmental Group, Inc.	4,613	140,512
	Moog, Inc., Class A	60,150	5,420,116
*	MRC Global, Inc.	187,095	1,822,305
	MSA Safety, Inc.	50,384	6,537,324
	MSC Industrial Direct Co., Inc., Class A	86,189	7,819,928
#	Mueller Industries, Inc.	142,014	10,203,706
	Mueller Water Products, Inc., Class A	288,030	3,859,602
*	MYR Group, Inc.	39,987	5,117,936
#	National Presto Industries, Inc.	13,061	888,409
	NL Industries, Inc.	260,217	1,673,195
#*	NN, Inc.	80,710	87,167
	Nordson Corp.	50,827	10,994,388
	Norfolk Southern Corp.	156,816	31,838,352
	Northrop Grumman Corp.	65,021	29,992,237
*	Northwest Pipe Co.	15,604	429,734
*	NOW, Inc.	240,130	2,562,187

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	NV5 Global, Inc.	23,588	$2,234,491
	nVent Electric PLC	241,846	10,140,603
	Old Dominion Freight Line, Inc.	102,475	32,831,965
#	Omega Flex, Inc.	6,888	757,749
*	Orion Energy Systems, Inc.	3,639	5,604
*	Orion Group Holdings, Inc.	85,460	203,395
	Oshkosh Corp.	114,146	8,734,452
	Otis Worldwide Corp.	270,834	23,102,140
	Owens Corning	190,278	20,323,593
	P&F Industries, Inc., Class A	504	2,570
	PACCAR, Inc.	523,717	39,116,423
*	PAM Transportation Services, Inc.	62,384	1,400,521
	Pangaea Logistics Solutions Ltd.	49,980	310,376
	Park Aerospace Corp.	41,363	541,028
	Parker-Hannifin Corp.	99,003	32,164,095
	Park-Ohio Holdings Corp.	43,896	569,331
*	Parsons Corp.	27,358	1,190,073
*	Patriot Transportation Holding, Inc.	3,354	30,756
	Paychex, Inc.	208,098	22,861,646
*	Paycom Software, Inc.	36,043	10,465,806
#*	Paycor HCM, Inc.	14,640	344,040
*	Paylocity Holding Corp.	34,710	6,709,096
	Pentair PLC	274,046	15,916,592
*	Performant Financial Corp.	16,216	52,540
#*	Perma-Fix Environmental Services, Inc.	9,203	83,563
*	Perma-Pipe International Holdings, Inc.	8,588	93,180
*	PGT Innovations, Inc.	113,912	2,922,982
*	Pineapple Energy, Inc.	5,421	7,481
#	Pitney Bowes, Inc.	217,515	763,478
#*	Plug Power, Inc.	132,731	1,198,561
#*	Polar Power, Inc.	4,786	5,360
	Powell Industries, Inc.	42,698	1,710,482
	Preformed Line Products Co.	10,079	1,252,618
	Primoris Services Corp.	107,379	2,716,689
*	Proto Labs, Inc.	56,120	1,614,572
*	Quad/Graphics, Inc.	119,501	417,058
	Quanex Building Products Corp.	72,949	1,393,326
	Quanta Services, Inc.	146,911	24,921,982
#*	Quest Resource Holding Corp.	6,743	36,244
*	Radiant Logistics, Inc.	109,234	720,944
	Raytheon Technologies Corp.	782,005	78,122,299
#*	RBC Bearings, Inc.	29,592	6,717,680
#*	RCM Technologies, Inc.	13,755	154,606
#*	Red Violet, Inc.	3,537	60,483
	Regal Rexnord Corp.	120,784	15,721,245
	Republic Services, Inc.	182,489	26,391,559
*	Resideo Technologies, Inc.	95,117	1,693,083
#	Resources Connection, Inc.	71,179	1,038,502
	REV Group, Inc.	103,388	1,109,353
	Robert Half International, Inc.	202,264	14,765,272
	Rockwell Automation, Inc.	100,772	28,559,793
	Rollins, Inc.	311,938	13,179,380
	Rush Enterprises, Inc., Class A	103,642	5,504,427
#	Rush Enterprises, Inc., Class B	11,071	648,539
#*	RXO, Inc.	217,562	3,935,697
	Ryder System, Inc.	136,567	10,810,644
#*	Saia, Inc.	55,413	16,500,329
	Schneider National, Inc., Class B	162,889	4,262,805
	Science Applications International Corp.	113,078	11,537,348

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Sensata Technologies Holding PLC	242,008	$10,515,248
*	Servotronics, Inc.	389	4,713
*	Shoals Technologies Group, Inc., Class A	66,622	1,391,734
#	Shyft Group, Inc.	69,362	1,739,599
*	SIFCO Industries, Inc.	3,251	7,445
	Simpson Manufacturing Co., Inc.	77,914	9,800,023
#*	SiteOne Landscape Supply, Inc.	61,370	9,066,804
#*	SkyWest, Inc.	103,573	2,931,116
	Snap-on, Inc.	67,937	17,623,537
	Southwest Airlines Co.	430,236	13,031,848
*	SP Plus Corp.	50,772	1,734,879
#	Spirit AeroSystems Holdings, Inc., Class A	32,023	953,004
#	Spirit Airlines, Inc.	155,695	2,662,384
*	SPX Technologies, Inc.	80,175	5,105,544
	SS&C Technologies Holdings, Inc.	227,027	13,290,161
	Standex International Corp.	25,188	3,093,338
	Stanley Black & Decker, Inc.	144,791	12,501,255
	Steelcase, Inc., Class A	188,631	1,509,048
*	Stericycle, Inc.	131,206	5,989,554
#*	Sterling Check Corp.	13,081	147,030
*	Sterling Infrastructure, Inc.	62,906	2,322,490
*	Sunrun, Inc.	264,505	5,565,185
#*	TaskUS, Inc., Class A	2,592	34,888
*	Taylor Devices, Inc.	439	9,548
	Tecnoglass, Inc.	16,317	715,500
	Tennant Co.	38,252	2,923,218
	Terex Corp.	124,301	5,542,582
	Tetra Tech, Inc.	78,447	10,854,711
	Textainer Group Holdings Ltd.	114,026	4,002,313
	Textron, Inc.	189,605	12,692,159
*	Thermon Group Holdings, Inc.	63,420	1,317,868
	Timken Co.	149,714	11,505,521
#*	Titan International, Inc.	216,752	2,115,500
*	Titan Machinery, Inc.	49,817	1,561,763
	Toro Co.	146,945	15,320,486
#*	TPI Composites, Inc.	54,294	671,074
	Trane Technologies PLC	159,337	29,606,408
#*	Transcat, Inc.	14,702	1,121,616
	TransDigm Group, Inc.	35,393	27,075,645
	TransUnion	149,425	10,281,934
*	Trex Co., Inc.	141,580	7,738,763
*	TriNet Group, Inc.	123,118	11,422,888
	Trinity Industries, Inc.	228,697	5,477,293
	Triton International Ltd.	159,067	13,150,069
*	Triumph Group, Inc.	5,087	54,990
*	TrueBlue, Inc.	77,453	1,173,413
	TTEC Holdings, Inc.	96,834	3,299,134
*	Tutor Perini Corp.	121,995	646,573
*	Twin Disc, Inc.	24,297	278,201
#*	U.S. Xpress Enterprises, Inc., Class A	34,593	208,942
*	Uber Technologies, Inc.	215,455	6,689,878
	UFP Industries, Inc.	110,846	8,703,628
#	U-Haul Holding Co.	31,120	1,900,187
	U-Haul Holding Co.	300,336	16,248,178
*	Ultralife Corp.	50,332	210,891
	UniFirst Corp.	26,576	4,349,960
	Union Pacific Corp.	458,821	89,791,270
*	United Airlines Holdings, Inc.	275,595	12,071,061
	United Parcel Service, Inc., Class B	521,453	93,762,464

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	United Rentals, Inc.	133,757	$48,300,990
*	Univar Solutions, Inc.	262,523	9,319,566
	Universal Logistics Holdings, Inc.	63,922	1,636,403
*	V2X, Inc.	21,780	940,896
	Valmont Industries, Inc.	37,586	10,920,988
	Verisk Analytics, Inc.	134,242	26,057,715
#	Veritiv Corp.	49,822	5,723,053
#*	Verra Mobility Corp.	109,151	1,850,109
*	Viad Corp.	30,538	581,138
#*	Vicor Corp.	27,067	1,163,069
*	Virco Mfg. Corp.	14,468	53,676
*	VirTra, Inc.	2,827	14,927
	VSE Corp.	24,726	1,045,663
#	Wabash National Corp.	118,253	3,035,554
	Waste Management, Inc.	314,321	52,193,002
#	Watsco, Inc.	43,329	15,008,299
#	Watsco, Inc., Class B	2,268	783,345
	Watts Water Technologies, Inc., Class A	47,397	7,665,517
#	Werner Enterprises, Inc.	154,083	6,959,929
	WESCO International, Inc.	100,857	14,523,408
	Westinghouse Air Brake Technologies Corp.	165,917	16,205,113
*	Wilhelmina International, Inc.	584	2,278
#*	Willdan Group, Inc.	25,061	367,144
*	Willis Lease Finance Corp.	4,420	223,210
*	WillScot Mobile Mini Holdings Corp.	418,008	18,977,563
	Woodward, Inc.	100,229	9,623,989
	WW Grainger, Inc.	50,698	35,264,008
*	XPO, Inc.	217,562	9,611,889
	Xylem, Inc.	129,051	13,400,656
#*	Yellow Corp.	20,558	38,443
#	Zurn Elkay Water Solutions Corp.	123,194	2,654,831

TOTAL INDUSTRIALS.			3,735,293,380

INFORMATION TECHNOLOGY — (19.9%)
	A10 Networks, Inc.	14,600	206,444
	Accenture PLC, Class A	397,785	111,495,158
*	ACI Worldwide, Inc.	198,394	5,025,320
*	ADDvantage Technologies Group, Inc.	3,642	3,460
	Adeia, Inc.	214,925	1,642,027
*	Adobe, Inc.	257,391	97,180,546
	ADTRAN Holdings, Inc.	139,172	1,269,249
	Advanced Energy Industries, Inc.	60,751	5,254,961
*	Advanced Micro Devices, Inc.	692,606	61,898,198
*	Agilysys, Inc.	32,445	2,532,008
*	Airgain, Inc.	10,681	62,697
*	Akamai Technologies, Inc.	148,639	12,183,939
*	Alarm.com Holdings, Inc.	55,635	2,653,233
*	Alithya Group, Inc., Class A	19,215	35,548
*	Allegro MicroSystems, Inc.	19,459	696,048
*	Alpha & Omega Semiconductor Ltd.	72,667	1,735,288
#*	Altair Engineering, Inc., Class A	13,164	908,974
*	Ambarella, Inc.	42,585	2,639,418
	Amdocs Ltd.	146,737	13,389,751
	American Software, Inc., Class A	51,227	611,650
	Amkor Technology, Inc.	540,454	12,089,956
	Amphenol Corp., Class A	356,605	26,912,979
*	AmpliTech Group, Inc.	5,076	15,939
*	Amtech Systems, Inc.	28,269	243,961
	Analog Devices, Inc.	219,172	39,424,659

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	ANSYS, Inc.	49,330	$15,485,674
#*	Appfolio, Inc., Class A	12,069	1,685,074
	Apple, Inc.	8,785,848	1,490,782,689
	Applied Materials, Inc.	568,804	64,291,916
#*	AppLovin Corp., Class A	19,267	327,539
*	Arista Networks, Inc.	126,686	20,290,030
*	Arlo Technologies, Inc.	103,915	669,213
*	Arrow Electronics, Inc.	142,490	16,305,131
#*	Aspen Technology, Inc.	34,831	6,165,087
*	AstroNova, Inc.	10,455	153,793
*	Atlassian Corp., Class A	25,965	3,833,992
*	AudioEye, Inc.	2,210	13,415
*	Autodesk, Inc.	118,624	23,106,769
*	Aviat Networks, Inc.	44,312	1,453,877
*	Avid Technology, Inc.	64,457	1,902,126
	Avnet, Inc.	173,801	7,171,029
*	Aware, Inc.	26,185	43,467
*	Axcelis Technologies, Inc.	62,487	7,392,212
*	AXT, Inc.	124,851	333,352
	Badger Meter, Inc.	49,152	6,504,284
#	Bel Fuse, Inc., Class A	1,700	71,383
	Bel Fuse, Inc., Class B	21,828	886,872
	Belden, Inc.	82,011	6,469,848
	Benchmark Electronics, Inc.	68,774	1,468,325
#	Bentley Systems, Inc., Class B	56,465	2,403,150
#*	Bills Holdings, Inc.	20,804	1,597,955
#	BK Technologies Corp.	1,352	18,420
*	Black Knight, Inc.	116,435	6,362,008
*	Blackbaud, Inc.	61,098	4,237,452
*	Box, Inc., Class A	171,054	4,526,089
*	Brightcove, Inc.	5,600	23,184
	Broadcom, Inc.	314,651	197,128,851
*	Cadence Design Systems, Inc.	129,299	27,081,676
*	CalAmp Corp.	44,377	112,718
*	Calix, Inc.	101,248	4,627,034
*	Cambium Networks Corp.	18,700	283,118
#*	CCC Intelligent Solutions Holdings, Inc.	5,500	47,740
	CDW Corp.	121,804	20,656,740
#*	Cerence, Inc.	59,049	1,508,702
*	CEVA, Inc.	30,076	755,810
*	Ciena Corp.	268,852	12,377,946
*	Cirrus Logic, Inc.	91,803	7,875,779
	Cisco Systems, Inc.	2,518,417	118,995,203
#*	Clearfield, Inc.	21,492	938,771
	Climb Global Solutions, Inc.	4,700	208,680
#*	Cloudflare, Inc., Class A	42,253	1,988,004
#*	Coda Octopus Group, Inc.	10,231	81,746
	Cognex Corp.	119,150	5,682,263
	Cognizant Technology Solutions Corp., Class A	360,809	21,543,905
*	Cognyte Software Ltd.	66,449	276,428
#*	Coherent Corp.	69,073	2,358,152
*	Cohu, Inc.	80,407	2,720,973
*	CommScope Holding Co., Inc.	185,440	914,219
*	CommVault Systems, Inc.	30,682	1,787,840
*	Computer Task Group, Inc.	36,691	248,398
	Comtech Telecommunications Corp.	99,127	1,025,964
*	Confluent, Inc., Class A	13,798	303,556
#*	Consensus Cloud Solutions, Inc.	33,567	1,253,056
#*	CoreCard Corp.	605	15,585

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Corning, Inc.	623,539	$20,713,966
#*	CPI Card Group, Inc.	1,323	55,394
#*	CPS Technologies Corp.	2,406	6,496
*	Crowdstrike Holdings, Inc., Class A	30,883	3,707,504
	CSP, Inc.	1,909	24,149
	CTS Corp.	62,834	2,463,721
#*	CVD Equipment Corp.	2,900	29,754
*	Daktronics, Inc.	149,741	720,254
*	Data I/O Corp.	13,075	58,968
*	Datadog, Inc., Class A	75,759	5,104,641
	Dell Technologies, Inc., Class C	155,755	6,773,785
#*	Digi International, Inc.	62,322	1,879,632
#*	Digital Turbine, Inc.	12,098	141,910
#*	DigitalOcean Holdings, Inc.	8,285	261,309
*	Diodes, Inc.	95,808	7,635,898
*	DocuSign, Inc.	31,545	1,559,585
	Dolby Laboratories, Inc., Class A	97,283	8,141,614
*	DoubleVerify Holdings, Inc.	23,721	697,872
*	Dropbox, Inc., Class A	169,039	3,438,253
*	DXC Technology Co.	376,440	8,978,094
*	Dynatrace, Inc.	138,129	5,840,094
#*	DZS, Inc.	39,128	266,070
#	Ebix, Inc.	54,747	890,186
#*	Edgio, Inc.	137,713	91,028
*	eGain Corp.	35,687	261,943
#*	Electro-Sensors, Inc.	2,348	10,707
#*	EMCORE Corp.	47,148	51,391
*	EngageSmart, Inc.	4,274	73,385
*	Enphase Energy, Inc.	63,767	10,470,541
#	Entegris, Inc.	120,587	9,034,378
#*	Envestnet, Inc.	57,875	3,668,117
*	EPAM Systems, Inc.	28,288	7,989,663
*	ePlus, Inc.	62,070	2,702,528
*	Everspin Technologies, Inc.	2,982	18,548
*	Extreme Networks, Inc.	70,683	1,256,744
*	F5, Inc.	69,270	9,307,117
*	Fabrinet	66,013	6,267,934
*	Fair Isaac Corp.	26,236	19,098,496
#*	FARO Technologies, Inc.	40,114	936,662
#*	Fastly, Inc., Class A	140,076	2,070,323
*	First Solar, Inc.	156,531	28,579,430
#*	Flex Ltd.	985,371	20,269,081
*	FormFactor, Inc.	131,285	3,585,393
*	Fortinet, Inc.	409,667	25,829,504
*	Franklin Wireless Corp.	2,438	9,728
	Frequency Electronics, Inc.	25,787	167,873
*	Freshworks, Inc., Class A	8,078	107,922
*	Gartner, Inc.	65,661	19,859,826
	Gen Digital, Inc.	415,838	7,347,857
*	Genasys, Inc.	28,220	83,249
*	Globant SA	42,446	6,658,504
*	GoDaddy, Inc., Class A	107,562	8,140,292
*	Grid Dynamics Holdings, Inc.	31,986	347,688
*	GSI Technology, Inc.	38,386	59,114
*	Guidewire Software, Inc.	54,204	4,129,803
	Hackett Group, Inc.	60,823	1,128,875
#*	Harmonic, Inc.	189,187	2,665,645
	Hewlett Packard Enterprise Co.	1,228,466	17,591,633
	HP, Inc.	781,967	23,232,240

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	HubSpot, Inc.	12,544	$5,280,397
*	Ichor Holdings Ltd.	46,859	1,305,023
#*	Identiv, Inc.	15,673	86,201
	Immersion Corp.	51,298	338,054
#*	Infinera Corp.	39,185	248,041
*	Informatica, Inc., Class A	14,898	230,323
	Information Services Group, Inc.	73,262	372,904
#*	Insight Enterprises, Inc.	75,946	9,185,669
	Intel Corp.	2,571,581	79,873,306
#	InterDigital, Inc.	46,307	3,136,836
	International Business Machines Corp.	609,825	77,087,978
*	inTEST Corp.	11,556	219,564
*	Intevac, Inc.	48,372	306,195
	Intuit, Inc.	100,847	44,771,026
*	IPG Photonics Corp.	69,066	7,941,209
*	Issuer Direct Corp.	1,400	26,359
*	Iteris, Inc.	49,178	226,711
*	Itron, Inc.	78,163	4,173,904
	Jabil, Inc.	399,040	31,184,976
*	Jamf Holding Corp.	2,750	52,030
*	JFrog Ltd.	4,869	90,417
	Juniper Networks, Inc.	345,665	10,421,800
*	Key Tronic Corp.	11,279	77,261
*	Keysight Technologies, Inc.	145,115	20,989,434
*	Kimball Electronics, Inc.	29,046	584,696
	KLA Corp.	98,703	38,152,658
*	Knowles Corp.	325,731	5,498,339
#	Kulicke & Soffa Industries, Inc.	134,547	6,412,510
*	KVH Industries, Inc.	34,704	365,086
*	Kyndryl Holdings, Inc.	202,920	2,934,223
	Lam Research Corp.	123,441	64,692,959
#*	Lantronix, Inc.	13,349	49,124
*	Lattice Semiconductor Corp.	121,248	9,663,466
*	LGL Group, Inc.	1,687	7,440
	Littelfuse, Inc.	39,397	9,543,529
*	LiveRamp Holdings, Inc.	125,954	3,034,232
*	Lumentum Holdings, Inc.	83,057	4,007,500
#*	Luna Innovations, Inc.	49,988	313,925
*	MACOM Technology Solutions Holdings, Inc.	96,470	5,628,060
*	Magnachip Semiconductor Corp.	40,091	356,008
*	Manhattan Associates, Inc.	66,633	11,039,755
	Marvell Technology, Inc.	341,720	13,491,106
*	MaxLinear, Inc.	112,542	2,715,638
	Methode Electronics, Inc.	73,464	3,011,289
	Microchip Technology, Inc.	404,022	29,489,566
	Micron Technology, Inc.	884,719	56,940,515
	Microsoft Corp.	4,150,122	1,275,166,486
#*	Mitek Systems, Inc.	53,036	478,385
#	MKS Instruments, Inc.	48,968	4,106,946
#*	Model N, Inc.	2,462	75,830
#*	MongoDB, Inc.	19,934	4,783,363
#	Monolithic Power Systems, Inc.	22,800	10,532,916
	Motorola Solutions, Inc.	98,334	28,654,528
*	M-Tron Industries, Inc.	843	9,896
#*	N-able, Inc.	15,567	198,479
#*	Napco Security Technologies, Inc.	57,520	1,783,120
	National Instruments Corp.	168,151	9,791,433
*	NCR Corp.	300,074	6,688,649
*	Neonode, Inc.	2,126	15,212

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	NetApp, Inc.	197,406	$12,414,863
*	NETGEAR, Inc.	61,594	870,323
*	NetScout Systems, Inc.	145,109	3,948,416
*	NetSol Technologies, Inc.	15,653	37,098
#	Network-1 Technologies, Inc.	28,392	59,623
*	nLight, Inc.	35,966	315,422
*	Nortech Systems, Inc.	1,100	11,000
#*	Novanta, Inc.	46,196	7,060,597
	NVE Corp.	5,648	425,916
	NVIDIA Corp.	821,975	228,089,843
	NXP Semiconductors NV	111,198	18,207,561
*	Okta, Inc.	36,811	2,522,658
#*	Olo, Inc., Class A	50,431	345,452
*	ON Semiconductor Corp.	448,097	32,245,060
*	ON24, Inc.	8,779	76,377
#*	One Stop Systems, Inc.	4,476	10,921
*	OneSpan, Inc.	112,551	1,659,002
*	Onto Innovation, Inc.	87,794	7,109,558
*	Optical Cable Corp.	3,696	15,006
	Oracle Corp.	840,214	79,585,070
*	OSI Systems, Inc.	36,800	4,156,928
#*	Palantir Technologies, Inc., Class A	411,294	3,187,528
*	Palo Alto Networks, Inc.	66,407	12,116,621
#*	PAR Technology Corp.	3,926	120,096
	PC Connection, Inc.	56,955	2,293,578
	PCTEL, Inc.	205,594	978,627
*	PDF Solutions, Inc.	64,721	2,333,192
*	Perficient, Inc.	57,716	3,746,923
#	PFSweb, Inc.	35,131	141,227
*	Photronics, Inc.	363,549	5,256,919
#*	Pixelworks, Inc.	14,292	20,152
*	Plexus Corp.	51,721	4,524,036
#	Power Integrations, Inc.	91,633	6,669,050
#*	Powerfleet, Inc.	7,191	20,638
*	PowerSchool Holdings, Inc., Class A	10,360	216,317
#*	Procore Technologies, Inc.	406	21,684
#	Progress Software Corp.	96,220	5,280,554
*	PTC, Inc.	83,954	10,560,574
*	Pure Storage, Inc., Class A	224,117	5,116,591
*	Qorvo, Inc.	150,088	13,820,103
	QUALCOMM, Inc.	829,776	96,917,837
#*	Qualtrics International, Inc., Class A	18,434	330,522
*	Qualys, Inc.	50,301	5,680,995
#*	QuickLogic Corp.	2,500	13,625
*	Rambus, Inc.	211,363	9,371,835
*	RF Industries Ltd.	9,040	36,431
*	Ribbon Communications, Inc.	247,720	634,163
	Richardson Electronics Ltd.	19,306	297,892
#*	Rimini Street, Inc.	3,067	11,471
*	Rogers Corp.	29,975	4,824,476
	Roper Technologies, Inc.	41,731	18,978,424
*	Salesforce, Inc.	267,063	52,977,287
#*	Samsara, Inc., Class A	21,297	384,411
*	Sanmina Corp.	143,556	7,502,237
	Sapiens International Corp. NV	13,138	264,468
*	ScanSource, Inc.	57,595	1,575,223
	Seagate Technology Holdings PLC	213,303	12,535,817
#*	SecureWorks Corp., Class A	5,975	54,193
*	Semtech Corp.	79,516	1,549,767

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	ServiceNow, Inc.	36,022	$16,549,227
*	SigmaTron International, Inc.	3,900	8,853
*	Silicon Laboratories, Inc.	48,623	6,773,184
	Skyworks Solutions, Inc.	179,788	19,039,549
#*	SMART Global Holdings, Inc.	102,226	1,576,325
*	Smartsheet, Inc., Class A	14,000	572,180
*	Snowflake, Inc., Class A	35,519	5,259,654
*	Socket Mobile, Inc.	2,194	3,840
#*	SolarEdge Technologies, Inc.	24,862	7,101,333
*	SolarWinds Corp.	192,667	1,660,790
#*	Sono-Tek Corp.	1,447	7,886
#*	SoundThinking, Inc.	1,436	42,721
*	Splunk, Inc.	46,663	4,024,217
*	SPS Commerce, Inc.	34,252	5,045,320
#*	Squarespace, Inc., Class A	11,148	346,703
*	Stratasys Ltd.	210,411	3,021,502
*	Sumo Logic, Inc.	15,068	180,816
#*	Super Micro Computer, Inc.	68,977	7,272,245
*	Synaptics, Inc.	56,263	4,982,651
*	Synopsys, Inc.	55,277	20,525,456
	Taitron Components, Inc., Class A	500	1,775
	TD SYNNEX Corp.	106,389	9,472,877
	TE Connectivity Ltd.	181,858	22,253,963
*	Teledyne Technologies, Inc.	34,169	14,159,634
*	Telos Corp.	6,055	10,293
*	Teradata Corp.	123,982	4,799,343
#	Teradyne, Inc.	153,117	13,991,831
*	TESSCO Technologies, Inc.	14,267	125,264
	Texas Instruments, Inc.	750,861	125,543,959
#*	TransAct Technologies, Inc.	8,492	47,555
*	Trimble, Inc.	199,370	9,390,327
*	Trio-Tech International.	1,525	6,618
*	TSR, Inc.	210	1,562
*	TTM Technologies, Inc.	222,508	2,627,819
#*	Turtle Beach Corp.	40,559	440,876
*	Twilio, Inc., Class A	50,024	2,631,763
*	Tyler Technologies, Inc.	22,321	8,460,329
*	UiPath, Inc., Class A	76,043	1,070,685
*	Ultra Clean Holdings, Inc.	84,268	2,405,009
#*	Unisys Corp.	109,707	352,159
*	Unity Software, Inc.	81,330	2,193,470
	Universal Display Corp.	48,479	6,470,007
*	Upland Software, Inc.	16,499	60,551
#*	Veeco Instruments, Inc.	102,558	1,889,118
*	VerifyMe, Inc.	3,897	6,937
*	Verint Systems, Inc.	98,726	3,602,512
*	VeriSign, Inc.	77,009	17,080,596
*	Vertex, Inc., Class A	6,367	131,479
*	Viant Technology, Inc., Class A	2,954	13,057
#*	Viasat, Inc.	88,535	3,101,381
*	Viavi Solutions, Inc.	378,130	3,388,045
	Vishay Intertechnology, Inc.	247,054	5,259,780
*	Vishay Precision Group, Inc.	26,269	986,138
*	VMware, Inc., Class A	76,529	9,568,421
	Vontier Corp.	221,777	6,016,810
*	Western Digital Corp.	273,423	9,416,688
#*	WidePoint Corp.	4,900	9,212
*	Wireless Telecom Group, Inc.	37,817	68,071
#*	Wolfspeed, Inc.	131,980	6,143,669

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Workday, Inc., Class A	43,583	$8,112,540
	Xerox Holdings Corp.	342,976	5,374,434
*	Xperi, Inc.	85,970	815,855
*	Yext, Inc.	14,501	127,319
*	Zebra Technologies Corp., Class A	39,399	11,348,094
*	Zoom Video Communications, Inc., Class A	42,034	2,582,149
#*	Zscaler, Inc.	33,761	3,041,866

TOTAL INFORMATION TECHNOLOGY			5,877,348,889

MATERIALS — (4.3%)
*	Advanced Emissions Solutions, Inc.	65,637	121,428
	AdvanSix, Inc.	60,699	2,287,138
	Air Products & Chemicals, Inc.	96,372	28,368,062
	Albemarle Corp.	71,400	13,241,844
	Alcoa Corp.	332,293	12,341,362
	Alpha Metallurgical Resources, Inc.	16,072	2,355,512
#*	Alto Ingredients, Inc.	84,700	110,957
	Amcor PLC	1,256,699	13,785,988
*	American Biltrite, Inc.	17	1,831
	American Vanguard Corp.	52,596	1,012,473
#*	Ampco-Pittsburgh Corp.	199,817	603,447
	AptarGroup, Inc.	104,911	12,433,003
*	Arconic Corp.	125,586	3,108,254
	Ardagh Metal Packaging SA	51,678	210,846
*	Ascent Industries Co.	19,475	184,818
	Ashland, Inc.	95,682	9,722,248
#*	ATI, Inc.	185,772	7,174,515
	Avery Dennison Corp.	90,810	15,844,529
	Avient Corp.	150,801	5,807,347
*	Axalta Coating Systems Ltd.	439,770	13,883,539
	Balchem Corp.	49,896	6,556,334
	Ball Corp.	304,752	16,206,711
	Berry Global Group, Inc.	303,278	17,532,501
#	Cabot Corp.	123,272	8,845,999
	Caledonia Mining Corp. PLC	1,100	15,664
	Carpenter Technology Corp.	87,213	4,599,614
	Celanese Corp.	122,887	13,055,515
*	Century Aluminum Co.	202,687	1,741,081
	CF Industries Holdings, Inc.	305,398	21,860,389
	Chase Corp.	19,162	2,094,981
	Chemours Co.	298,747	8,684,575
*	Clearwater Paper Corp.	266,641	9,625,740
*	Cleveland-Cliffs, Inc.	1,037,892	15,962,779
#*	Coeur Mining, Inc.	372,862	1,267,731
	Commercial Metals Co.	265,048	12,375,091
	Compass Minerals International, Inc.	68,825	2,252,642
*	Core Molding Technologies, Inc.	12,521	234,769
	Corteva, Inc.	468,452	28,631,786
	Crown Holdings, Inc.	188,037	16,129,814
*	Dakota Gold Corp.	7,159	23,553
	Dow, Inc.	845,628	46,002,163
	DuPont de Nemours, Inc.	199,677	13,921,480
	Eagle Materials, Inc.	68,709	10,183,361
	Eastman Chemical Co.	146,610	12,354,825
	Ecolab, Inc.	113,210	19,001,166
*	Ecovyst, Inc.	97,815	1,110,200
	Element Solutions, Inc.	437,424	7,939,246
#*	Ferroglobe PLC	151,743	613,042
#	Flexible Solutions International, Inc.	4,491	13,608

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
#*	Flotek Industries, Inc.	480,437	$316,128
	FMC Corp.	114,822	14,189,703
	Fortitude Gold Corp.	38,385	264,473
	Freeport-McMoRan, Inc.	1,066,679	40,437,801
	Friedman Industries, Inc.	7,421	82,744
	FutureFuel Corp.	108,539	814,043
	Glatfelter Corp.	107,887	487,649
	Graphic Packaging Holding Co.	694,617	17,129,255
	Greif, Inc., Class A	69,652	4,373,449
#	Greif, Inc., Class B	23,807	1,874,563
	Hawkins, Inc.	47,316	1,908,727
	Haynes International, Inc.	27,644	1,299,544
	HB Fuller Co.	102,295	6,768,860
#	Hecla Mining Co.	1,065,069	6,443,667
	Huntsman Corp.	416,582	11,160,232
*	Ingevity Corp.	54,126	3,882,999
	Innospec, Inc.	44,386	4,510,949
	International Flavors & Fragrances, Inc.	208,234	20,190,369
	International Paper Co.	380,437	12,596,269
#*	Intrepid Potash, Inc.	23,470	605,057
	Kaiser Aluminum Corp.	20,375	1,339,045
	Koppers Holdings, Inc.	43,115	1,414,603
#	Kronos Worldwide, Inc.	104,956	976,091
	Linde PLC	225,284	83,231,174
#*	Livent Corp.	248,043	5,419,740
	Louisiana-Pacific Corp.	172,921	10,330,301
*	LSB Industries, Inc.	232,203	2,073,573
	LyondellBasell Industries NV, Class A	482,619	45,660,584
	Martin Marietta Materials, Inc.	55,426	20,130,723
	Materion Corp.	44,374	4,806,148
#	Mativ Holdings, Inc.	110,902	2,148,172
#	Mercer International, Inc.	163,115	1,587,109
	Minerals Technologies, Inc.	66,740	3,955,012
	Mosaic Co.	478,946	20,522,836
#*	MP Materials Corp.	58,778	1,273,719
	Myers Industries, Inc.	77,547	1,469,516
	NewMarket Corp.	19,207	7,675,117
	Newmont Corp.	592,176	28,069,142
#	Nexa Resources SA	7,300	43,800
	Northern Technologies International Corp.	11,400	130,872
	Nucor Corp.	446,724	66,195,562
*	O-I Glass, Inc.	349,557	7,854,546
	Olin Corp.	359,920	19,939,568
	Olympic Steel, Inc.	42,024	1,957,058
	Orion Engineered Carbons SA	4,171	100,980
	Packaging Corp. of America	150,152	20,309,560
	PPG Industries, Inc.	183,526	25,741,357
#	Quaker Chemical Corp.	6,445	1,202,830
#	Ramaco Resources, Inc.	2,300	18,699
*	Ranpak Holdings Corp.	3,199	13,052
*	Rayonier Advanced Materials, Inc.	223,975	1,218,424
	Reliance Steel & Aluminum Co.	118,332	29,322,670
#	Resolute Forest Products, Inc.	163,412	232,045
	Royal Gold, Inc.	91,793	12,157,065
	RPM International, Inc.	154,445	12,669,123
	Ryerson Holding Corp.	91,981	3,474,122
	Schnitzer Steel Industries, Inc., Class A	57,115	1,650,052
#	Scotts Miracle-Gro Co.	78,272	5,229,352
	Sealed Air Corp.	161,535	7,752,065

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Sensient Technologies Corp.	66,018	$4,915,700
	Sherwin-Williams Co.	164,408	39,053,476
	Silgan Holdings, Inc.	283,667	13,973,436
	Sonoco Products Co.	194,662	11,800,410
#	Southern Copper Corp.	58,239	4,474,502
	Steel Dynamics, Inc.	489,571	50,890,905
	Stepan Co.	37,766	3,482,025
*	Summit Materials, Inc., Class A	240,950	6,604,440
	SunCoke Energy, Inc.	153,758	1,196,237
#	Sylvamo Corp.	61,657	2,825,124
*	TimkenSteel Corp.	139,370	2,333,054
	Tredegar Corp.	92,094	863,842
	TriMas Corp.	95,214	2,419,388
	Trinseo PLC	127,610	2,312,293
	Tronox Holdings PLC	255,777	3,501,587
#*	U.S. Gold Corp.	2,698	11,628
#	U.S. Steel Corp.	506,319	11,584,579
	United States Lime & Minerals, Inc.	9,696	1,560,086
*	Universal Stainless & Alloy Products, Inc.	19,376	183,491
	Vulcan Materials Co.	117,856	20,638,943
#	Warrior Met Coal, Inc.	117,737	4,070,168
#	Westlake Corp.	135,096	15,371,223
	WestRock Co.	255,189	7,637,807
	Worthington Industries, Inc.	90,166	5,354,959

TOTAL MATERIALS.			1,267,126,692

REAL ESTATE — (0.2%)
#*	AMREP Corp.	6,773	94,145
*	Anywhere Real Estate, Inc.	226,927	1,445,525
*	CBRE Group, Inc., Class A	302,427	23,184,054
#*	CKX Lands, Inc.	743	7,259
*	Comstock Holding Cos., Inc.	2,585	11,374
#*	Cushman & Wakefield PLC	151,945	1,496,658
#	Douglas Elliman, Inc.	88,941	283,722
#	eXp World Holdings, Inc.	5,165	60,379
*	Fathom Holdings, Inc.	1,615	7,914
*	Five Point Holdings LLC, Class A	62,036	151,988
*	Forestar Group, Inc.	18,863	364,810
*	FRP Holdings, Inc.	18,316	1,062,328
#*	Howard Hughes Corp.	63,065	4,879,339
*	InterGroup Corp.	200	8,096
*	Jones Lang LaSalle, Inc.	78,214	10,874,875
*	JW Mays, Inc.	900	39,807
#	Kennedy-Wilson Holdings, Inc.	246,549	4,137,092
	Marcus & Millichap, Inc.	84,317	2,653,456
*	Maui Land & Pineapple Co., Inc.	20,394	254,721
	Newmark Group, Inc., Class A	304,570	1,930,974
*	Rafael Holdings, Inc., Class B	23,666	49,699
#	RE/MAX Holdings, Inc., Class A	47,188	911,200
	RMR Group, Inc., Class A	24,138	573,278
#	St. Joe Co.	97,660	4,013,826
#	Stratus Properties, Inc.	14,910	319,074
*	Tejon Ranch Co.	65,816	1,137,300
*	Zillow Group, Inc., Class A	56,750	2,427,765
#*	Zillow Group, Inc., Class C	155,436	6,767,683

TOTAL REAL ESTATE			69,148,341

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
UTILITIES — (2.5%)
	AES Corp.	445,524	$10,541,098
	ALLETE, Inc.	67,880	4,234,354
	Alliant Energy Corp.	178,183	9,825,011
	Ameren Corp.	176,424	15,696,443
	American Electric Power Co., Inc.	250,817	23,180,507
	American States Water Co.	56,525	5,016,594
	American Water Works Co., Inc.	113,895	16,884,934
#	Artesian Resources Corp., Class A	12,735	697,623
#	Atlantica Sustainable Infrastructure PLC	153,959	4,098,389
	Atmos Energy Corp.	101,606	11,597,309
#	Avangrid, Inc.	64,111	2,581,109
#	Avista Corp.	88,378	3,894,818
	Black Hills Corp.	79,892	5,216,149
#	Brookfield Renewable Corp., Class A	39,845	1,331,221
	California Water Service Group	72,894	4,087,896
	CenterPoint Energy, Inc.	464,681	14,158,830
	Chesapeake Utilities Corp.	25,608	3,162,588
#	Clearway Energy, Inc., Class A	54,538	1,580,511
#	Clearway Energy, Inc., Class C	120,901	3,671,763
	CMS Energy Corp.	200,108	12,458,724
	Consolidated Edison, Inc.	200,215	19,715,171
#	Consolidated Water Co. Ltd.	26,390	445,991
	Constellation Energy Corp.	172,554	13,355,680
	Dominion Energy, Inc.	408,179	23,323,348
	DTE Energy Co.	122,301	13,747,855
	Duke Energy Corp.	383,805	37,950,638
	Edison International	235,986	17,368,570
	Entergy Corp.	137,734	14,817,424
	Essential Utilities, Inc.	219,773	9,384,307
	Evergy, Inc.	160,004	9,937,848
	Eversource Energy	198,030	15,369,108
	Exelon Corp.	486,134	20,631,527
	FirstEnergy Corp.	327,337	13,028,013
	Genie Energy Ltd., Class B	47,408	738,143
	Global Water Resources, Inc.	1,904	20,887
	Hawaiian Electric Industries, Inc.	158,012	6,195,651
#	IDACORP, Inc.	72,282	8,031,976
	MGE Energy, Inc.	53,374	4,088,982
	Middlesex Water Co.	26,334	1,921,855
#	National Fuel Gas Co.	117,112	6,546,561
	New Jersey Resources Corp.	154,239	7,964,902
	NextEra Energy, Inc.	957,284	73,356,673
	NiSource, Inc.	453,468	12,905,699
	Northwest Natural Holding Co.	44,788	2,103,244
	NorthWestern Corp.	68,394	4,009,256
	NRG Energy, Inc.	488,682	16,698,264
	OGE Energy Corp.	269,039	10,099,724
#	ONE Gas, Inc.	75,164	5,783,870
#	Ormat Technologies, Inc.	94,696	8,125,864
#	Otter Tail Corp.	63,286	4,553,428
*	PG&E Corp.	530,888	9,083,494
	Pinnacle West Capital Corp.	127,225	9,982,074
	PNM Resources, Inc.	122,521	5,896,936
	Portland General Electric Co.	125,713	6,363,592
	PPL Corp.	467,288	13,420,511
	Public Service Enterprise Group, Inc.	300,038	18,962,402
*	Pure Cycle Corp.	35,231	347,730
	RGC Resources, Inc.	10,999	210,631
	Sempra Energy	153,873	23,925,713

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
# SJW Group	41,008	$3,113,327
Southern Co.	534,107	39,283,570
Southwest Gas Holdings, Inc.	82,487	4,619,272
Spire, Inc.	69,717	4,721,932
#* Sunnova Energy International, Inc.	163,525	2,936,909
UGI Corp.	236,810	8,023,123
Unitil Corp.	27,033	1,502,764
# Via Renewables, Inc.	3,740	38,709
Vistra Corp.	797,662	19,032,215
WEC Energy Group, Inc.	187,363	18,018,700
Xcel Energy, Inc.	308,463	21,564,648
York Water Co.	20,352	855,598

TOTAL UTILITIES		748,040,180

TOTAL COMMON STOCKS		28,511,258,526

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	12,322	281,558

CONSUMER DISCRETIONARY — (0.0%)
# Qurate Retail, Inc., 8.000%	9,858	302,148

INDUSTRIALS — (0.0%)
(r) WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	53,920	1,466,624

TOTAL PREFERRED STOCKS		2,050,330

TOTAL INVESTMENT SECURITIES (Cost $12,811,624,003)		28,513,308,856

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund 4.760%	242,325,084	242,325,084

SECURITIES LENDING COLLATERAL — (2.9%)
@§ The DFA Short Term Investment Fund	74,781,034	864,992,218

TOTAL INVESTMENTS — (100.0%) (Cost $13,918,899,568)		$29,620,626,158

As of April 30, 2023, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500 ® E-mini Index	1,175	06/16/23	$234,437,130	$246,074,375	$11,637,245

Total Futures Contracts			$234,437,130	$246,074,375	$11,637,245

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$2,110,516,892	$11,831	—		$2,110,528,723
Consumer Discretionary	3,139,365,409	11,360,920	—		3,150,726,329
Consumer Staples	2,045,962,805	159,832	—		2,046,122,637
Energy	1,776,344,929	—	—		1,776,344,929
Financials	4,238,932,907	3,300	—		4,238,936,207
Health Care	3,486,592,652	3,986,416	$1,063,151		3,491,642,219
Industrials	3,734,444,953	831,893	16,534		3,735,293,380
Information Technology	5,877,206,979	141,910	—		5,877,348,889
Materials	1,266,894,647	232,045	—		1,267,126,692
Real Estate	69,108,534	39,807	—		69,148,341
Utilities	748,040,180	—	—		748,040,180
Preferred Stocks
Communication Services	281,558	—	—		281,558
Consumer Discretionary	302,148	—	—		302,148
Industrials	1,466,624	—	—		1,466,624
Temporary Cash Investments	242,325,084	—	—		242,325,084
Securities Lending Collateral	—	864,992,218	—		864,992,218
Futures Contracts**	11,637,245	—	—		11,637,245

TOTAL	$28,749,423,546	$881,760,172	$1,079,685	^	$29,632,263,403

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.1%)
COMMUNICATION SERVICES — (6.4%)
	Activision Blizzard, Inc.	310,270	$24,111,082
*	Alphabet, Inc., Class A	2,445,000	262,446,300
*	Alphabet, Inc., Class C	2,361,300	255,539,886
#*	Altice USA, Inc., Class A	298,013	1,043,046
*	AMC Networks, Inc., Class A	102,741	1,817,488
#*	Angi, Inc.	81,572	187,616
#*	Anterix, Inc.	41,276	1,303,496
	AT&T, Inc.	4,477,834	79,123,327
	ATN International, Inc.	78,832	2,851,353
*	Bandwidth, Inc., Class A	34,064	414,559
*	Boston Omaha Corp., Class A	12,080	247,157
*	Bumble, Inc., Class A	60,639	1,104,236
#	Cable One, Inc.	12,624	9,574,168
*	Cargurus, Inc.	62,619	1,029,456
*	Cars.com, Inc.	164,649	3,222,181
*	Charter Communications, Inc., Class A	110,276	40,658,761
#*	Cinemark Holdings, Inc.	146,011	2,464,666
	Cogent Communications Holdings, Inc.	79,744	5,505,526
	Comcast Corp., Class A	3,103,081	128,374,461
*	Consolidated Communications Holdings, Inc.	190,075	735,590
#*	Cumulus Media, Inc., Class A	22,762	80,008
*	Daily Journal Corp.	426	116,362
#	DallasNews Corp.	6,262	26,864
*	DHI Group, Inc.	750,413	2,754,016
#*	DISH Network Corp., Class A	336,650	2,528,242
#*	EchoStar Corp., Class A	113,595	1,939,067
	Electronic Arts, Inc.	116,272	14,799,100
#*	Emerald Holding, Inc.	27,806	103,160
#*	Endeavor Group Holdings, Inc., Class A	60,407	1,557,292
	Entravision Communications Corp., Class A	179,258	1,120,363
#*	EverQuote, Inc., Class A	9,844	68,613
#*	EW Scripps Co., Class A	197,447	1,664,478
*	FG Group Holdings, Inc.	5,733	11,122
#	Fox Corp., Class A	421,532	14,020,154
	Fox Corp., Class B	250,842	7,660,715
#*	Frontier Communications Parent, Inc.	62,641	1,411,928
*	Gaia, Inc.	23,801	72,355
#*	Gannett Co., Inc.	258,245	490,666
	Gray Television, Inc.	211,353	1,629,532
#	Gray Television, Inc., Class A	3,160	26,260
*	Harte Hanks, Inc.	1,395	11,774
*	IDT Corp., Class B	253,897	8,431,919
#*	iHeartMedia, Inc., Class A	31,256	108,458
#*	IMAX Corp.	124,166	2,601,278
*	Insignia Systems, Inc.	500	3,230
*	Integral Ad Science Holding Corp.	10,300	162,019
	Interpublic Group of Cos., Inc.	754,483	26,957,678
	Iridium Communications, Inc.	309,905	19,669,670
#	John Wiley & Sons, Inc., Class A	105,869	4,083,367
	John Wiley & Sons, Inc., Class B	7,502	286,351
*	Lee Enterprises, Inc.	2,052	23,639
*	Liberty Broadband Corp., Class A	22,571	1,907,927
*	Liberty Broadband Corp., Class B	1,306	110,396

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Broadband Corp., Class C	149,382	$12,664,606
*	Liberty Latin America Ltd., Class A	260,460	2,310,280
*	Liberty Latin America Ltd., Class C	825,857	7,333,610
#*	Liberty Media Corp.-Liberty Braves, Class A	24,483	958,999
#*	Liberty Media Corp.-Liberty Braves, Class B	522	25,839
*	Liberty Media Corp.-Liberty Braves, Class C	68,418	2,601,252
*	Liberty Media Corp.-Liberty Formula One, Class A	29,710	1,924,614
#*	Liberty Media Corp.-Liberty Formula One, Class C	260,815	18,828,235
*	Liberty Media Corp.-Liberty SiriusXM, Class A	95,225	2,675,822
#*	Liberty Media Corp.-Liberty SiriusXM, Class B	3,315	97,627
*	Liberty Media Corp.-Liberty SiriusXM, Class C	240,787	6,727,589
#*	Lions Gate Entertainment Corp., Class A	332,841	3,827,671
*	Lions Gate Entertainment Corp., Class B	496,148	5,293,899
*	Live Nation Entertainment, Inc.	144,355	9,784,382
#	Lumen Technologies, Inc.	1,978,233	4,688,412
#*	Madison Square Garden Entertainment Corp.	59,864	1,931,811
	Madison Square Garden Sports Corp.	2,989	599,295
#*	Magnite, Inc.	131,408	1,235,235
*	Marchex, Inc., Class B	5,100	9,537
#	Marcus Corp.	66,458	1,164,344
*	Match Group, Inc.	174,316	6,432,260
*	Meta Platforms, Inc., Class A	1,749,802	420,512,417
*	Netflix, Inc.	70,486	23,255,446
	New York Times Co., Class A	249,625	9,922,594
	News Corp., Class A	427,879	7,534,949
#	News Corp., Class B	280,427	4,977,579
	Nexstar Media Group, Inc.	114,781	19,908,764
#	Omnicom Group, Inc.	334,357	30,282,713
*	Ooma, Inc.	2,577	31,697
	Paramount Global, Class A	19,160	506,974
	Paramount Global, Class B	560,715	13,081,481
*	Pinterest, Inc., Class A	68,016	1,564,368
*	Playtika Holding Corp.	70,444	704,440
#*	PubMatic, Inc., Class A	8,277	113,064
*	QuinStreet, Inc.	113,207	1,257,730
*	Quotient Technology, Inc.	213,866	603,102
#*	Reading International, Inc., Class A	86,600	279,718
#*	Reading International, Inc., Class B	300	6,555
*	ROBLOX Corp., Class A	59,489	2,117,808
*	Roku, Inc.	9,859	554,174
	Saga Communications, Inc., Class A	5,094	113,342
#	Scholastic Corp.	87,305	3,358,623
*	Sciplay Corp., Class A	1,000	17,080
#	Shenandoah Telecommunications Co.	180,301	3,752,064
#	Shutterstock, Inc.	77,574	5,197,458
#	Sinclair Broadcast Group, Inc., Class A	16,150	321,224
#	Sirius XM Holdings, Inc.	914,131	3,473,698
*	Snap, Inc., Class A	77,553	675,487
#*	Sphere Entertainment Co.	59,864	1,684,573
	Spok Holdings, Inc.	66,436	812,512
*	Spotify Technology SA	29,127	3,891,367
*	Take-Two Interactive Software, Inc.	173,922	21,616,765
#*	TechTarget, Inc.	61,558	2,098,512
	TEGNA, Inc.	555,794	9,504,077
	Telephone & Data Systems, Inc.	344,097	3,440,970
#*	Telesat Corp.	11,449	99,263
*	Thryv Holdings, Inc.	16,474	370,006
*	T-Mobile U.S., Inc.	420,494	60,509,087
	Townsquare Media, Inc., Class A	44,674	422,616

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Trade Desk, Inc., Class A	87,947	$5,658,510
*	Travelzoo	64,626	481,464
*	TripAdvisor, Inc.	145,468	2,579,148
*	TrueCar, Inc.	217,344	558,574
#*	U.S. Cellular Corp.	71,843	1,525,945
*	Urban One, Inc.	139,944	813,075
*	Urban One, Inc.	8,372	59,776
	Verizon Communications, Inc.	3,814,696	148,124,646
*	Vimeo, Inc.	29,855	98,223
*	Walt Disney Co.	652,782	66,910,155
*	Warner Bros Discovery, Inc.	1,688,577	22,981,533
	Warner Music Group Corp., Class A	46,177	1,407,013
*	WideOpenWest, Inc.	28,077	320,920
#	World Wrestling Entertainment, Inc., Class A	79,408	8,510,155
*	Yelp, Inc.	135,731	4,061,072
*	Zedge, Inc., Class B	5,460	10,811
#*	Ziff Davis, Inc.	135,280	9,894,379

TOTAL COMMUNICATION SERVICES.			1,961,877,373

CONSUMER DISCRETIONARY — (10.1%)
#	Cheesecake Factory, Inc.	106,182	3,577,272
#*	1-800-Flowers.com, Inc., Class A	98,553	907,673
*	2U, Inc.	86,375	478,517
	Aaron’s Co., Inc.	90,572	1,209,136
#*	Abercrombie & Fitch Co., Class A	173,759	4,090,287
#	Academy Sports & Outdoors, Inc.	82,278	5,226,299
#	Acushnet Holdings Corp.	167,733	8,408,455
*	Adient PLC	163,118	6,025,579
#	ADT, Inc.	219,223	1,468,794
#*	Adtalem Global Education, Inc.	130,670	5,301,282
	Advance Auto Parts, Inc.	90,313	11,336,991
*	Airbnb, Inc., Class A	41,023	4,909,222
*	Amazon.com, Inc.	3,411,440	359,736,348
#	AMCON Distributing Co.	1,168	216,080
*	American Axle & Manufacturing Holdings, Inc.	290,600	2,077,790
	American Eagle Outfitters, Inc.	452,251	6,055,641
*	American Outdoor Brands, Inc.	47,550	425,097
*	American Public Education, Inc.	77,791	443,409
#*	America’s Car-Mart, Inc.	24,380	1,959,908
*	Aptiv PLC	178,266	18,336,441
	Aramark	369,099	12,807,735
	Ark Restaurants Corp.	7,366	128,758
	Arko Corp.	5,617	46,958
#*	Asbury Automotive Group, Inc.	67,885	13,133,032
#	Autoliv, Inc.	155,704	13,360,960
#*	AutoNation, Inc.	257,829	33,956,079
*	AutoZone, Inc.	7,044	18,760,356
*	Barnes & Noble Education, Inc.	120,653	188,219
#	Bassett Furniture Industries, Inc.	18,048	258,989
	Bath & Body Works, Inc.	125,058	4,389,536
*	Beazer Homes USA, Inc.	81,478	1,736,296
	Best Buy Co., Inc.	562,690	41,931,659
	Big 5 Sporting Goods Corp.	320,032	2,521,852
#	Big Lots, Inc.	99,382	893,444
*	Biglari Holdings, Inc., Class A	475	410,661
*	Biglari Holdings, Inc., Class B	5,247	908,780
*	BJ’s Restaurants, Inc.	59,031	1,920,869
#	Bloomin’ Brands, Inc.	197,620	4,895,047
#	Bluegreen Vacations Holding Corp.	1,201	34,577

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Booking Holdings, Inc.	13,217	$35,504,959
*	Boot Barn Holdings, Inc.	94,067	6,817,035
	BorgWarner, Inc.	443,098	21,326,307
	Boyd Gaming Corp.	77,977	5,411,604
*	Bright Horizons Family Solutions, Inc.	68,676	5,227,617
#*	Brinker International, Inc.	73,049	2,916,116
	Brunswick Corp.	244,212	20,706,735
#	Buckle, Inc.	96,967	3,251,304
	Build-A-Bear Workshop, Inc.	42,347	982,450
*	Burlington Stores, Inc.	54,847	10,575,050
*	Caesars Entertainment, Inc.	45,189	2,046,610
#	Caleres, Inc.	87,525	1,995,570
	Camping World Holdings, Inc., Class A	41,769	935,208
*	Capri Holdings Ltd.	336,852	13,979,358
*	CarMax, Inc.	198,716	13,916,081
#*	Carnival Corp.	471,076	4,338,610
#*	CarParts.com, Inc.	49,245	233,421
	Carriage Services, Inc.	52,962	1,520,539
*	Carrols Restaurant Group, Inc.	96,184	370,308
#	Carter’s, Inc.	99,777	6,961,441
#	Cato Corp., Class A	100,877	832,235
*	Cavco Industries, Inc.	18,713	5,618,017
	Century Communities, Inc.	84,771	5,708,479
#*	Chegg, Inc.	93,606	1,683,036
#*	Chewy, Inc., Class A	14,657	454,514
*	Chico’s FAS, Inc.	256,014	1,290,311
#*	Children’s Place, Inc.	37,140	1,100,830
*	Chipotle Mexican Grill, Inc.	13,101	27,087,890
#	Choice Hotels International, Inc.	78,280	9,982,266
#	Churchill Downs, Inc.	42,090	12,312,588
*	Chuy’s Holdings, Inc.	47,295	1,649,650
#*	Citi Trends, Inc.	27,107	467,867
#	Columbia Sportswear Co.	148,332	12,391,655
#*	Conn’s, Inc.	90,124	430,793
*	Container Store Group, Inc.	99,925	308,768
#*	Cooper-Standard Holdings, Inc.	43,784	588,895
#	Cracker Barrel Old Country Store, Inc.	58,253	6,184,138
*	Crocs, Inc.	43,839	5,421,569
	Crown Crafts, Inc.	22,116	122,080
	Culp, Inc.	32,546	177,701
	Dana, Inc.	368,104	5,444,258
	Darden Restaurants, Inc.	156,571	23,787,832
*	Dave & Buster’s Entertainment, Inc.	88,319	3,131,792
*	Deckers Outdoor Corp.	83,980	40,254,973
*	Delta Apparel, Inc.	23,691	269,840
*	Denny’s Corp.	113,530	1,272,671
#	Designer Brands, Inc., Class A	137,389	1,125,216
*	Destination XL Group, Inc.	9,135	40,103
	Dick’s Sporting Goods, Inc.	205,560	29,808,256
#	Dillard’s, Inc., Class A	58,162	17,354,959
#	Dine Brands Global, Inc.	11,026	715,918
	Domino’s Pizza, Inc.	31,727	10,072,371
*	DoorDash, Inc., Class A	165,089	10,101,796
#*	Dorman Products, Inc.	84,113	7,247,176
	DR Horton, Inc.	472,989	51,943,652
*	DraftKings, Inc., Class A	277,744	6,085,371
*	Duluth Holdings, Inc., Class B	3,601	22,542
	eBay, Inc.	747,182	34,691,660
*	Educational Development Corp.	13,726	28,962

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	El Pollo Loco Holdings, Inc.	104,205	$971,191
#*	Envela Corp.	829	5,231
	Escalade, Inc.	37,461	566,410
#	Ethan Allen Interiors, Inc.	63,310	1,768,248
*	Etsy, Inc.	90,383	9,131,394
#*	European Wax Center, Inc., Class A	4,948	93,220
*	Everi Holdings, Inc.	13,173	200,230
*	Expedia Group, Inc.	42,777	4,019,327
*	Fiesta Restaurant Group, Inc.	80,799	648,816
*	Five Below, Inc.	87,336	17,236,633
	Flanigan’s Enterprises, Inc.	2,891	79,589
#	Flexsteel Industries, Inc.	20,065	347,927
#*	Floor & Decor Holdings, Inc., Class A	137,669	13,676,038
#	Foot Locker, Inc.	236,395	9,926,226
	Ford Motor Co.	2,081,479	24,727,971
*	Fossil Group, Inc.	163,558	549,555
*	Fox Factory Holding Corp.	98,149	10,881,780
#	Franchise Group, Inc.	6,330	185,152
#*	Frontdoor, Inc.	142,869	3,908,896
*	Full House Resorts, Inc.	23,954	168,636
#*	Funko, Inc., Class A	62,496	616,211
*	GameStop Corp., Class A	19,049	367,455
#	Gap, Inc.	556,311	5,340,586
	Garmin Ltd.	161,695	15,873,598
#*	Garrett Motion, Inc.	3,105	25,647
	General Motors Co.	1,050,213	34,699,038
*	Genesco, Inc.	41,713	1,445,773
	Gentex Corp.	591,316	16,314,408
*	Gentherm, Inc.	104,316	6,222,449
	Genuine Parts Co.	171,216	28,817,365
*	G-III Apparel Group Ltd.	195,619	3,071,218
#*	Good Times Restaurants, Inc.	1,690	4,462
*	Goodyear Tire & Rubber Co.	477,694	5,096,995
*	GoPro, Inc., Class A	330,976	1,416,577
	Graham Holdings Co., Class B	10,480	6,031,974
*	Grand Canyon Education, Inc.	101,162	12,007,929
*	Green Brick Partners, Inc.	15,871	591,512
#	Group 1 Automotive, Inc.	47,152	10,584,681
#*	GrowGeneration Corp.	21,249	72,672
#	Guess?, Inc.	141,423	2,665,824
#	H&R Block, Inc.	272,291	9,233,388
	Hamilton Beach Brands Holding Co., Class A	31,592	316,236
#	Hanesbrands, Inc.	749,232	3,925,976
	Harley-Davidson, Inc.	264,017	9,795,031
	Hasbro, Inc.	124,085	7,348,314
#	Haverty Furniture Cos., Inc.	59,491	1,793,059
	Haverty Furniture Cos., Inc., Class A	2,523	75,677
#*	Helen of Troy Ltd.	61,809	6,201,915
#	Hibbett, Inc.	58,833	3,196,397
*	Hilton Grand Vacations, Inc.	97,152	4,158,106
	Hilton Worldwide Holdings, Inc.	127,794	18,404,892
	Home Depot, Inc.	497,060	149,386,412
	Hooker Furnishings Corp.	54,970	869,076
#*	Hovnanian Enterprises, Inc., Class A	300	22,131
#*	Hyatt Hotels Corp., Class A	76,915	8,791,384
	Installed Building Products, Inc.	85,113	10,576,992
#	International Game Technology PLC	98,836	2,781,245
*	iRobot Corp.	66,470	2,614,265
*	J Jill, Inc.	1,647	40,730

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Jack in the Box, Inc.	40,385	$3,743,286
	Jerash Holdings US, Inc.	5,937	27,191
	Johnson Outdoors, Inc., Class A	28,142	1,632,236
	KB Home.	157,600	6,906,032
#	Kohl’s Corp.	300,451	6,618,936
#	Kontoor Brands, Inc.	54,930	2,481,188
*	Koss Corp.	1,133	4,793
#*	Kura Sushi USA, Inc., Class A	741	51,070
#	Lakeland Industries, Inc.	30,717	370,140
#*	Lands’ End, Inc.	90,428	648,369
*	Las Vegas Sands Corp.	39,122	2,497,940
	Laureate Education, Inc.	110,900	1,374,051
*††	Lazare Kaplan International, Inc.	3,667	0
	La-Z-Boy, Inc.	133,506	3,835,627
#*	Lazydays Holdings, Inc.	11,759	139,344
#	LCI Industries.	77,616	8,767,503
	Lear Corp.	118,491	15,126,561
#*	Legacy Housing Corp.	1,425	30,780
	Leggett & Platt, Inc.	310,557	10,034,097
	Lennar Corp., Class A	341,640	38,540,408
#	Lennar Corp., Class B	39,269	3,841,294
#*	Leslie’s, Inc.	35,315	383,168
#	Levi Strauss & Co., Class A	53,940	779,972
#*	LGI Homes, Inc.	69,991	8,314,931
	Lifetime Brands, Inc.	109,205	535,104
*	Light & Wonder, Inc.	120,879	7,287,795
#*	Lincoln Educational Services Corp.	56,293	328,188
#	Lithia Motors, Inc.	75,478	16,672,335
*	Live Ventures, Inc.	246	7,810
	LKQ Corp.	347,551	20,064,119
#*	LL Flooring Holdings, Inc.	106,970	351,931
#*	Lovesac Co.	14,534	382,099
	Lowe’s Cos., Inc.	167,179	34,744,812
#*	Lululemon Athletica, Inc.	49,611	18,848,707
*	M/I Homes, Inc.	73,907	4,999,069
	Macy’s, Inc.	682,146	11,146,266
#*	Malibu Boats, Inc., Class A	65,250	3,702,937
#	Marine Products Corp.	27,683	381,195
*	MarineMax, Inc.	61,282	1,784,532
	Marriott International, Inc., Class A	189,143	32,029,476
#	Marriott Vacations Worldwide Corp.	98,481	13,251,603
#*	MasterCraft Boat Holdings, Inc.	46,154	1,350,928
*	Mattel, Inc.	781,906	14,074,308
	McDonald’s Corp.	168,336	49,785,372
	MDC Holdings, Inc.	189,048	7,745,297
#	Meritage Homes Corp.	110,232	14,115,208
	MGM Resorts International	427,901	19,221,313
*	Modine Manufacturing Co.	129,827	2,714,683
*	Mohawk Industries, Inc.	114,370	12,111,783
	Monarch Casino & Resort, Inc.	6,743	467,694
#	Monro, Inc.	76,624	3,745,381
*	Motorcar Parts of America, Inc.	70,186	341,806
	Movado Group, Inc.	47,080	1,206,190
	Murphy USA, Inc.	102,442	28,195,112
	Nathan’s Famous, Inc.	8,885	663,265
#*	National Vision Holdings, Inc.	172,545	3,630,347
#*	Nautilus, Inc.	75,979	101,052
	Newell Brands, Inc.	710,735	8,635,430
	NIKE, Inc., Class B	423,077	53,612,317

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Nobility Homes, Inc.	2,557	$65,843
*	Noodles & Co.	3,938	19,454
	Nordstrom, Inc.	145,423	2,248,240
*	NVR, Inc.	5,545	32,382,800
*	ODP Corp.	124,431	5,376,663
#*	Ollie’s Bargain Outlet Holdings, Inc.	118,573	7,736,888
*	ONE Group Hospitality, Inc.	6,673	52,250
*	OneSpaWorld Holdings Ltd.	4,539	54,468
#*	OneWater Marine, Inc., Class A	2,916	76,982
*	O’Reilly Automotive, Inc.	21,423	19,651,532
#	Oxford Industries, Inc.	49,171	5,073,955
#	Papa John’s International, Inc.	52,889	3,955,568
#	Patrick Industries, Inc.	70,798	4,858,867
#*	Penn Entertainment, Inc.	155,367	4,628,383
#	Penske Automotive Group, Inc.	241,111	33,413,162
*	Perdoceo Education Corp.	169,046	2,194,217
#	PetMed Express, Inc.	39,873	612,848
#*	Planet Fitness, Inc., Class A	113,210	9,412,279
*	Playa Hotels & Resorts NV	229,517	2,136,803
#	Polaris, Inc.	131,180	14,252,707
	Pool Corp.	62,833	22,074,490
*	Potbelly Corp.	57,616	603,816
	PulteGroup, Inc.	452,420	30,380,003
#	Purple Innovation, Inc.	9,308	27,645
	PVH Corp.	136,467	11,710,233
#*	QuantumScape Corp.	137,152	960,064
	Ralph Lauren Corp.	80,996	9,297,531
	RCI Hospitality Holdings, Inc.	15,909	1,191,584
#*	Red Robin Gourmet Burgers, Inc.	25,693	335,808
	Red Rock Resorts, Inc., Class A	140,814	6,871,723
#*	Revolve Group, Inc.	22,726	469,292
#*	RH	53,640	13,685,173
	Rocky Brands, Inc.	15,031	439,206
	Ross Stores, Inc.	325,599	34,751,181
*	Royal Caribbean Cruises Ltd.	190,799	12,483,979
	Ruth’s Hospitality Group, Inc.	93,539	1,511,590
#*	Sally Beauty Holdings, Inc.	270,578	3,850,325
#*	SeaWorld Entertainment, Inc.	155,945	8,368,009
	Service Corp. International.	493,717	34,653,996
*	Shake Shack, Inc., Class A	44,856	2,458,557
#	Shoe Carnival, Inc.	88,622	2,060,461
#	Signet Jewelers Ltd.	152,601	11,228,382
*	Six Flags Entertainment Corp.	50,596	1,227,965
*	Skechers USA, Inc., Class A	282,853	15,044,951
*	Skyline Champion Corp.	149,453	11,084,929
#*	Sleep Number Corp.	62,361	1,406,241
#	Smith & Wesson Brands, Inc.	165,557	1,989,995
#	Sonic Automotive, Inc., Class A	84,938	3,781,440
#*	Sonos, Inc.	119,025	2,516,188
*	Sportsman’s Warehouse Holdings, Inc.	111,297	692,267
	Standard Motor Products, Inc.	56,161	2,022,358
	Starbucks Corp.	261,927	29,935,637
#	Steven Madden Ltd.	203,023	7,113,926
#*	Stitch Fix, Inc., Class A	42,044	143,370
*	Stoneridge, Inc.	95,048	1,789,754
#	Strategic Education, Inc.	64,691	5,692,808
*	Strattec Security Corp.	8,355	162,087
*	Stride, Inc.	101,879	4,376,722
	Superior Group of Cos., Inc.	83,655	652,509

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Superior Industries International, Inc.	142,929	$701,781
*	Sypris Solutions, Inc.	5,324	10,488
*	Tandy Leather Factory, Inc.	825	3,531
	Tapestry, Inc.	534,326	21,805,844
*	Taylor Morrison Home Corp.	329,873	14,214,228
	Tempur Sealy International, Inc.	509,963	19,108,314
*	Tesla, Inc.	441,815	72,594,623
	Texas Roadhouse, Inc.	125,353	13,866,549
#	Thor Industries, Inc.	92,300	7,293,546
#*	Tile Shop Holdings, Inc.	13,200	61,908
#*	Tilly’s, Inc., Class A	88,904	667,669
	TJX Cos., Inc.	681,383	53,706,608
	Toll Brothers, Inc.	283,295	18,105,383
*	TopBuild Corp.	118,731	26,771,466
#*	Topgolf Callaway Brands Corp.	74,140	1,643,684
#*	Toughbuilt Industries, Inc.	6,666	5,999
	Tractor Supply Co.	190,565	45,430,696
	Travel & Leisure Co.	144,276	5,521,443
*	TravelCenters of America, Inc.	20,953	1,804,682
*	Tri Pointe Homes, Inc.	343,264	9,844,812
*	Ulta Beauty, Inc.	76,930	42,421,510
*	Under Armour, Inc., Class A	312,515	2,772,008
*	Under Armour, Inc., Class C	321,162	2,582,142
#*	Unifi, Inc.	89,823	788,646
*	Universal Electronics, Inc.	53,667	539,353
*	Universal Technical Institute, Inc.	67,732	478,188
#	Upbound Group, Inc.	156,114	4,161,999
*	Urban Outfitters, Inc.	275,313	7,449,970
#	Vail Resorts, Inc.	50,995	12,265,317
	Valvoline, Inc.	334,586	11,559,946
*	Vera Bradley, Inc.	154,670	810,471
	VF Corp.	411,507	9,674,530
#*	Victoria’s Secret & Co.	51,522	1,597,697
#*	Vince Holding Corp.	3,562	24,400
#*	Vista Outdoor, Inc.	183,916	4,432,376
*	Visteon Corp.	64,948	9,118,050
#*	VOXX International Corp.	82,262	1,050,486
#*	Vuzix Corp.	1,337	5,375
	Wendy’s Co.	622,228	13,751,239
#	Weyco Group, Inc.	26,365	715,546
	Whirlpool Corp.	129,378	18,059,875
#	Williams-Sonoma, Inc.	224,034	27,117,075
#	Wingstop, Inc.	41,509	8,306,366
#	Winmark Corp.	7,748	2,587,212
#	Winnebago Industries, Inc.	85,156	4,950,970
	Wolverine World Wide, Inc.	179,599	3,006,487
	Wyndham Hotels & Resorts, Inc.	109,334	7,458,765
*	Wynn Resorts Ltd.	73,771	8,430,550
#*	XPEL, Inc.	2,323	169,718
#*	YETI Holdings, Inc.	111,288	4,390,312
	Yum! Brands, Inc.	109,405	15,380,155
*††	Zagg, Inc.	75,640	0
#*	Zumiez, Inc.	56,600	989,651

TOTAL CONSUMER DISCRETIONARY			3,072,437,175

CONSUMER STAPLES — (6.7%)
	Albertsons Cos., Inc., Class A	146,094	3,053,365
#	Alico, Inc.	30,679	722,797
	Altria Group, Inc.	525,734	24,977,622

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Andersons, Inc.	78,567	$3,511,945
	Archer-Daniels-Midland Co.	410,666	32,064,801
	B&G Foods, Inc.	155,718	2,497,717
*	BellRing Brands, Inc.	243,570	8,766,084
*	BJ’s Wholesale Club Holdings, Inc.	210,987	16,113,077
*	Boston Beer Co., Inc. , Class A	19,989	6,346,707
#*	Bridgford Foods Corp.	11,491	148,176
	Brown-Forman Corp., Class A	59,147	3,896,604
	Brown-Forman Corp., Class B	310,975	20,241,363
	Bunge Ltd.	258,376	24,183,994
#	Calavo Growers, Inc.	38,797	1,239,952
#	Cal-Maine Foods, Inc.	126,608	6,013,880
	Campbell Soup Co.	480,228	26,076,380
	Casey’s General Stores, Inc.	110,874	25,370,189
#*	Celsius Holdings, Inc.	10,117	966,882
*	Central Garden & Pet Co.	40,949	1,508,561
*	Central Garden & Pet Co., Class A	134,388	4,747,928
#*	Chefs’ Warehouse, Inc.	96,902	3,222,961
	Church & Dwight Co., Inc.	224,890	21,841,317
	Clorox Co.	129,663	21,474,786
	Coca-Cola Co.	1,810,068	116,115,862
	Coca-Cola Consolidated, Inc.	26,301	15,503,387
*	Coffee Holding Co., Inc.	5,400	8,586
	Colgate-Palmolive Co.	265,280	21,169,344
	Conagra Brands, Inc.	435,771	16,541,867
	Constellation Brands, Inc., Class A	62,682	14,383,639
	Costco Wholesale Corp.	201,341	101,318,818
*	Coty, Inc., Class A	1,143,253	13,570,413
*	Darling Ingredients, Inc.	394,494	23,500,008
	Dollar General Corp.	188,749	41,800,354
*	Dollar Tree, Inc.	305,601	46,973,930
*	Duckhorn Portfolio, Inc.	8,150	123,065
#	Edgewell Personal Care Co.	134,744	5,884,270
#*	elf Beauty, Inc.	101,357	9,401,875
#	Energizer Holdings, Inc.	129,376	4,325,040
	Estee Lauder Cos., Inc., Class A	82,890	20,450,621
#*	Farmer Bros Co.	45,135	128,635
#	Flowers Foods, Inc.	629,426	17,315,509
	Fresh Del Monte Produce, Inc.	119,860	3,441,181
#*	Fresh Market, Inc.	18,803	0
#*	Freshpet, Inc.	23,935	1,650,797
	General Mills, Inc.	410,880	36,416,294
#*	Grocery Outlet Holding Corp.	26,800	798,104
#*	Hain Celestial Group, Inc.	201,957	3,621,089
#*	Herbalife Ltd.	177,535	2,638,170
	Hershey Co.	140,242	38,294,481
#*	HF Foods Group, Inc.	1,484	5,817
#*	Honest Co., Inc.	28,371	47,096
#	Hormel Foods Corp.	474,828	19,202,044
*	Hostess Brands, Inc.	328,321	8,457,549
	Ingles Markets, Inc., Class A	40,749	3,750,538
	Ingredion, Inc.	159,753	16,960,976
	Inter Parfums, Inc.	72,071	10,939,657
#	J & J Snack Foods Corp.	42,031	6,439,149
	J M Smucker Co.	123,946	19,138,502
	John B Sanfilippo & Son, Inc.	34,146	3,549,477
	Kellogg Co.	404,698	28,235,779
	Keurig Dr Pepper, Inc.	203,351	6,649,578
	Kimberly-Clark Corp.	118,509	17,170,769

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Kraft Heinz Co.	292,880	$11,501,398
	Kroger Co.	1,328,188	64,589,782
	Lamb Weston Holdings, Inc.	180,850	20,220,838
	Lancaster Colony Corp.	59,103	12,359,619
#	Lifevantage Corp.	21,105	69,646
*	Lifeway Foods, Inc.	25,136	150,816
	Limoneira Co.	41,918	700,450
#	Mannatech, Inc.	462	5,650
	McCormick & Co., Inc.	244,315	21,463,073
#	McCormick & Co., Inc.	6,660	577,422
#	Medifast, Inc.	40,157	3,680,389
#	MGP Ingredients, Inc.	67,874	6,697,806
#*	Mission Produce, Inc.	7,767	88,466
	Molson Coors Beverage Co., Class B	185,337	11,023,845
	Mondelez International, Inc., Class A	545,190	41,826,977
*	Monster Beverage Corp.	166,864	9,344,384
#*	National Beverage Corp.	153,467	7,627,310
*	Natural Alternatives International, Inc.	16,951	151,033
	Natural Grocers by Vitamin Cottage, Inc.	59,159	638,326
	Natural Health Trends Corp.	16,960	104,304
#*	Nature’s Sunshine Products, Inc.	48,329	529,686
#	Nu Skin Enterprises, Inc., Class A	134,568	5,310,053
	Oil-Dri Corp. of America.	13,370	566,621
	PepsiCo, Inc.	986,623	188,336,464
*	Performance Food Group Co.	140,615	8,815,154
	Philip Morris International, Inc.	329,158	32,905,925
*	Pilgrim’s Pride Corp.	257,979	5,884,501
*	Post Holdings, Inc.	204,060	18,465,389
	PriceSmart, Inc.	78,815	5,807,089
	Procter & Gamble Co.	1,537,814	240,483,353
#	Reynolds Consumer Products, Inc.	18,520	519,116
*	Rocky Mountain Chocolate Factory, Inc.	12,203	65,652
	Seaboard Corp.	1,310	5,162,802
*	Seneca Foods Corp., Class A	23,166	1,102,702
*	Seneca Foods Corp., Class B	1,999	94,713
*	Simply Good Foods Co.	221,076	8,040,534
#*	Sovos Brands, Inc.	23,413	401,533
	SpartanNash Co.	114,528	2,808,227
	Spectrum Brands Holdings, Inc.	148,410	9,869,265
#*	Sprouts Farmers Market, Inc.	287,252	9,956,154
	Sysco Corp.	396,096	30,396,407
	Target Corp.	430,413	67,897,651
#*	Thorne HealthTech, Inc.	10,386	45,802
#	Tootsie Roll Industries, Inc.	94,276	3,854,003
*	TreeHouse Foods, Inc.	134,179	7,145,032
#	Turning Point Brands, Inc.	52,079	1,238,959
	Tyson Foods, Inc., Class A	347,698	21,727,648
*	U.S. Foods Holding Corp.	427,399	16,412,122
*	United Natural Foods, Inc.	138,267	3,770,541
	United-Guardian, Inc.	4,655	44,828
	Universal Corp.	63,018	3,459,058
*	USANA Health Sciences, Inc.	73,690	4,890,805
#	Utz Brands, Inc.	4,172	78,893
	Vector Group Ltd.	248,808	3,169,814
	Village Super Market, Inc., Class A	29,418	643,960
*	Vital Farms, Inc.	2,960	38,125
	Walgreens Boots Alliance, Inc.	536,001	18,894,035
	Walmart, Inc.	845,272	127,610,714
#	WD-40 Co.	30,320	5,772,928

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Weis Markets, Inc.	66,046	$5,448,135
#*	Whole Earth Brands, Inc.	3,012	7,229
*	Willamette Valley Vineyards, Inc.	6,260	37,998

TOTAL CONSUMER STAPLES			2,035,440,512

ENERGY — (5.9%)
	Adams Resources & Energy, Inc.	7,057	268,872
#*	Amplify Energy Corp.	5,415	37,418
#	Antero Midstream Corp.	798,708	8,594,098
#*	Antero Resources Corp.	525,341	12,077,590
	APA Corp.	137,496	5,066,728
	Arch Resources, Inc.	37,673	4,605,524
	Archrock, Inc.	783,348	8,060,651
	Ardmore Shipping Corp.	125,062	1,837,161
	Baker Hughes Co.	508,327	14,863,482
#*	Battalion Oil Corp.	7,657	53,905
	Berry Corp.	123,270	941,783
*	Bristow Group, Inc.	27,501	615,197
#	Cactus, Inc., Class A	81,136	3,284,385
	California Resources Corp.	70,471	2,854,076
#*	Callon Petroleum Co.	126,015	4,176,137
*	Centrus Energy Corp., Class A	500	14,650
	ChampionX Corp.	396,850	10,746,698
	Cheniere Energy, Inc.	92,759	14,192,127
#	Chesapeake Energy Corp.	149,638	12,372,070
	Chevron Corp.	1,119,772	188,771,164
	Chord Energy Corp.	33,420	4,756,669
#	Civitas Resources, Inc.	1,368	94,460
#*	Clean Energy Fuels Corp.	567,121	2,421,607
#*	CNX Resources Corp.	605,909	9,409,767
#	Comstock Resources, Inc.	431,439	4,961,549
	ConocoPhillips.	1,162,116	119,570,115
#	CONSOL Energy, Inc.	66,833	3,965,870
#	Core Laboratories NV.	78,889	1,775,791
	Coterra Energy, Inc.	1,374,026	35,175,066
#	CVR Energy, Inc.	173,685	4,574,863
	Delek U.S. Holdings, Inc.	181,212	3,941,361
#*	Denbury, Inc.	64,722	6,043,740
	Devon Energy Corp.	875,136	46,758,517
	DHT Holdings, Inc.	464,918	4,412,072
	Diamondback Energy, Inc.	239,168	34,009,690
*	DMC Global, Inc.	26,347	499,012
#	Dorian LPG Ltd.	114,658	2,547,701
#*	Dril-Quip, Inc.	153,560	4,189,117
*	DT Midstream, Inc.	85,253	4,200,415
	Energy Services of America Corp.	9,814	19,628
#	EnLink Midstream LLC	788,883	7,738,942
	EOG Resources, Inc.	415,229	49,607,409
#	Epsilon Energy Ltd.	67,458	361,575
#	EQT Corp.	408,230	14,222,733
	Equitrans Midstream Corp.	953,012	4,908,012
	Evolution Petroleum Corp.	76,644	505,084
*	Expro Group Holdings NV	35,410	704,305
	Exxon Mobil Corp.	3,270,177	386,992,746
*	Forum Energy Technologies, Inc.	14,058	311,525
*	Geospace Technologies Corp.	63,557	458,882
#*	Green Plains, Inc.	131,980	4,509,757
*	Gulf Island Fabrication, Inc.	72,244	251,409
#*	Gulfport Energy Corp.	4,605	416,568

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Hallador Energy Co.	9,905	$79,636
	Halliburton Co.	1,019,970	33,404,018
*	Helix Energy Solutions Group, Inc.	488,105	3,538,761
	Helmerich & Payne, Inc.	277,707	9,208,764
	Hess Corp.	390,172	56,598,350
	HF Sinclair Corp.	407,621	17,980,162
*	Independence Contract Drilling, Inc.	738	2,258
#	International Seaways, Inc.	67,341	2,681,519
	Kinder Morgan, Inc.	918,203	15,747,181
*	Kosmos Energy Ltd.	875,913	5,605,843
	Liberty Energy, Inc.	168,782	2,162,097
#*	Lightbridge Corp.	9,276	34,043
#	Magnolia Oil & Gas Corp., Class A	301,682	6,371,524
*	Mammoth Energy Services, Inc.	4,771	17,605
	Marathon Oil Corp.	913,976	22,081,660
	Marathon Petroleum Corp.	577,227	70,421,694
	Matador Resources Co.	305,453	14,976,361
	Mexco Energy Corp.	305	3,611
	Murphy Oil Corp.	376,366	13,816,396
#*	Nabors Industries Ltd.	21,570	2,151,392
	NACCO Industries, Inc., Class A	12,135	438,316
#*	National Energy Services Reunited Corp.	31,473	95,993
*	Natural Gas Services Group, Inc.	64,398	663,299
*	NCS Multistage Holdings, Inc.	1,988	41,052
#	New Fortress Energy, Inc.	26,688	808,380
*	Newpark Resources, Inc.	356,388	1,425,552
#*	NexTier Oilfield Solutions, Inc.	448,041	3,620,171
#*	Nine Energy Service, Inc.	53,827	207,772
#*	Noble Corp. PLC	20,204	776,844
#	Nordic American Tankers Ltd.	231,280	816,418
	NOV, Inc.	656,530	10,996,878
	Occidental Petroleum Corp.	894,161	55,017,726
*	Oceaneering International, Inc.	266,384	4,722,988
*	Oil States International, Inc.	157,057	1,105,681
	ONEOK, Inc.	501,921	32,830,653
*	Overseas Shipholding Group, Inc., Class A	234,750	901,440
	Ovintiv, Inc.	341,613	12,325,397
*	Par Pacific Holdings, Inc.	78,557	1,840,591
#	Patterson-UTI Energy, Inc.	559,111	6,256,452
	PBF Energy, Inc., Class A	298,441	10,403,653
#	PDC Energy, Inc.	291,295	18,948,740
*	Peabody Energy Corp.	319,273	7,668,937
#	Permian Resources Corp.	521,351	5,448,118
	Phillips 66.	262,444	25,981,956
#	PHX Minerals, Inc.	2,371	6,425
	Pioneer Natural Resources Co.	148,679	32,345,116
*	PrimeEnergy Resources Corp.	3,139	271,163
*	ProPetro Holding Corp.	294,323	2,042,602
	Range Resources Corp.	704,611	18,636,961
*	Ranger Energy Services, Inc.	17,872	200,166
	Ranger Oil Corp., Class A	7,870	324,244
*	REX American Resources Corp.	44,943	1,271,438
#	Riley Exploration Permian, Inc.	600	25,206
#	RPC, Inc.	346,578	2,561,211
#*	SandRidge Energy, Inc.	46,447	658,154
	Schlumberger NV.	730,852	36,067,546
	Scorpio Tankers, Inc.	139,897	7,309,618
#*	SEACOR Marine Holdings, Inc.	85,466	712,786
#	Select Energy Services, Inc., Class A	233,195	1,732,639

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	SFL Corp. Ltd.	480,047	$4,363,627
	Sitio Royalties Corp., Class A	16,723	424,597
	SM Energy Co.	254,044	7,133,556
*	Smart Sand, Inc.	3,900	6,708
	Solaris Oilfield Infrastructure, Inc., Class A	90,630	696,038
*	Southwestern Energy Co.	2,120,206	11,003,869
#*	Stabilis Solutions, Inc.	2,409	7,781
#*	Talos Energy, Inc.	139,440	1,900,567
	Targa Resources Corp.	296,572	22,400,083
*	TechnipFMC PLC	845,183	11,570,555
*	Teekay Corp.	163,206	922,114
*	Teekay Tankers Ltd., Class A	95,471	3,865,621
#*	TETRA Technologies, Inc.	61,518	175,326
#	Texas Pacific Land Corp.	5,195	7,676,392
*	Tidewater, Inc.	102,784	4,628,364
#*	Transocean Ltd.	535,079	3,156,966
*	U.S. Silica Holdings, Inc.	197,716	2,580,194
#*	Valaris Ltd.	60,147	3,608,820
	Valero Energy Corp.	367,416	42,131,593
#*	Vital Energy, Inc.	34,314	1,596,630
	Vitesse Energy, Inc.	57,236	1,053,142
#*	W&T Offshore, Inc.	199,704	872,707
*	Weatherford International PLC	67,772	4,380,104
	Williams Cos., Inc.	991,951	30,016,437
	World Fuel Services Corp.	163,081	3,855,235

TOTAL ENERGY.			1,812,167,856

FINANCIALS — (14.8%)
	1st Source Corp.	84,857	3,536,840
#*	Acacia Research Corp.	79,793	307,203
#	ACNB Corp.	20,654	626,436
	Affiliated Managers Group, Inc.	70,707	10,208,677
*	Affinity Bancshares, Inc.	7,887	116,412
	Aflac, Inc.	404,788	28,274,442
	Alerus Financial Corp.	1,395	20,074
	Allstate Corp.	306,989	35,537,047
	Ally Financial, Inc.	643,804	16,983,550
#	Amalgamated Financial Corp.	5,082	82,735
#	A-Mark Precious Metals, Inc.	56,381	2,018,440
*	Ambac Financial Group, Inc.	64,306	1,025,681
	Amerant Bancorp, Inc.	6,360	118,296
	American Equity Investment Life Holding Co.	227,817	8,780,067
	American Express Co.	617,346	99,602,604
	American Financial Group, Inc.	164,262	20,159,875
	American International Group, Inc.	481,742	25,551,596
#	American National Bankshares, Inc.	28,136	812,849
	Ameriprise Financial, Inc.	151,811	46,320,572
	Ameris Bancorp	201,627	6,754,504
	AMERISAFE, Inc.	53,400	2,971,710
	AmeriServ Financial, Inc.	21,821	63,499
	Ames National Corp.	21,956	422,873
	Aon PLC, Class A	71,719	23,321,584
	Apollo Global Management, Inc.	237,324	15,043,968
*	Arch Capital Group Ltd.	457,069	34,312,170
	Ares Management Corp., Class A	72,067	6,312,349
#	Argo Group International Holdings Ltd.	89,352	2,627,842
	Arrow Financial Corp.	45,287	977,746
	Arthur J Gallagher & Co.	95,579	19,886,167
#	Artisan Partners Asset Management, Inc., Class A	148,444	5,146,553

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#*	Ashford, Inc.	703	$7,311
*	AssetMark Financial Holdings, Inc.	10,973	336,652
	Associated Banc-Corp	338,868	6,042,016
#	Associated Capital Group, Inc., Class A	6,655	248,431
	Assurant, Inc.	119,482	14,711,819
	Assured Guaranty Ltd.	194,273	10,465,487
	Atlantic American Corp.	17,563	38,463
#	Atlantic Union Bankshares Corp.	191,273	5,474,233
#*	Atlanticus Holdings Corp.	36,049	1,051,189
	Auburn National BanCorp, Inc.	5,123	112,962
*	Avantax, Inc.	75,507	1,915,613
*	AvidXchange Holdings, Inc.	66,392	493,293
	Axis Capital Holdings Ltd.	186,997	10,572,810
#*	Axos Financial, Inc.	164,349	6,684,074
#	B Riley Financial, Inc.	15,134	476,721
	Banc of California, Inc.	185,467	2,105,050
#	BancFirst Corp.	85,674	6,844,496
*	Bancorp, Inc.	193,948	6,188,881
	Bank of America Corp.	3,352,939	98,174,054
#	Bank of Hawaii Corp.	108,068	5,233,733
	Bank of Marin Bancorp	41,251	727,255
	Bank of New York Mellon Corp.	389,555	16,591,147
	Bank of NT Butterfield & Son Ltd.	129,865	3,341,426
#	Bank of South Carolina Corp.	10,128	143,818
	Bank of the James Financial Group, Inc.	8,408	80,465
#	Bank OZK	282,555	10,092,865
	Bank7 Corp.	506	12,134
	BankFinancial Corp.	64,787	536,112
	BankUnited, Inc.	248,659	5,607,260
	Bankwell Financial Group, Inc.	15,051	350,086
	Banner Corp.	83,217	4,154,193
	Bar Harbor Bankshares.	36,327	900,910
	BayCom Corp.	12,706	211,936
	BCB Bancorp, Inc.	45,724	539,543
*	Berkshire Hathaway, Inc., Class B	840,748	276,227,755
	Berkshire Hills Bancorp, Inc.	149,350	3,176,674
	BGC Partners, Inc., Class A	714,273	3,235,657
	BlackRock, Inc.	75,253	50,509,814
	Blackstone, Inc.	145,728	13,017,882
*	Block, Inc.	26,947	1,638,108
#*	Blue Foundry Bancorp	3,149	30,293
	Blue Ridge Bankshares, Inc.	1,163	11,246
#*	BM Technologies, Inc.	14,728	44,184
	BOK Financial Corp.	121,206	10,165,547
#	Bread Financial Holdings, Inc.	109,065	3,010,194
#*	Bridgewater Bancshares, Inc.	38,692	384,985
*	Brighthouse Financial, Inc.	52,344	2,313,605
	Brightsphere Investment Group, Inc.	115,744	2,613,500
	Brookline Bancorp, Inc.	237,055	2,261,500
	Brown & Brown, Inc.	328,916	21,178,901
	Business First Bancshares, Inc.	2,673	41,218
#	Byline Bancorp, Inc.	9,550	184,792
	C&F Financial Corp.	9,438	502,573
	Cadence Bank.	437,249	8,841,175
*	California BanCorp.	601	10,614
*	California First Leasing Corp.	4,858	75,542
#	Cambridge Bancorp	7,369	380,609
#	Camden National Corp.	46,551	1,487,304
*	Cannae Holdings, Inc.	201,846	3,681,671

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Cantaloupe, Inc.	4,641	$25,572
	Capital Bancorp, Inc.	492	8,290
	Capital City Bank Group, Inc.	44,630	1,359,430
	Capital One Financial Corp.	248,863	24,214,370
#	Capitol Federal Financial, Inc.	434,505	2,693,931
	Capstar Financial Holdings, Inc.	52,453	701,821
	Carlyle Group, Inc.	54,907	1,665,329
#*	Carter Bankshares, Inc.	2,223	28,566
*	Carver Bancorp, Inc.	1,913	8,609
	Cass Information Systems, Inc.	35,291	1,290,945
	Cathay General Bancorp	191,815	6,113,144
#	CB Financial Services, Inc.	469	10,095
	Cboe Global Markets, Inc.	76,244	10,651,287
#*	CCUR Holdings, Inc.	4	13,200
	Central Pacific Financial Corp.	83,966	1,333,380
	Central Valley Community Bancorp	33,147	483,946
#	CF Bankshares, Inc.	6,476	109,703
	Charles Schwab Corp.	460,262	24,044,087
	Chemung Financial Corp.	10,517	422,258
	Chubb Ltd.	224,710	45,292,548
	Cincinnati Financial Corp.	188,721	20,087,463
	Citigroup, Inc.	998,090	46,980,096
#	Citizens & Northern Corp.	26,465	505,481
	Citizens Community Bancorp, Inc.	24,520	247,162
	Citizens Financial Group, Inc.	574,485	17,774,566
#	Citizens Holding Co.	5,685	72,995
#*	Citizens, Inc.	80,221	150,013
#	City Holding Co.	39,096	3,565,164
	Civista Bancshares, Inc.	38,222	606,583
	CME Group, Inc.	130,742	24,287,941
	CNA Financial Corp.	110,847	4,313,057
	CNB Financial Corp.	40,786	765,145
	CNO Financial Group, Inc.	170,411	3,824,023
#*	Coastal Financial Corp.	13,503	489,484
	Codorus Valley Bancorp, Inc.	25,045	492,385
	Cohen & Co., Inc.	985	6,393
#	Cohen & Steers, Inc.	131,992	7,927,440
*	Coinbase Global, Inc., Class A	15,014	807,603
#	Colony Bankcorp, Inc.	22,274	220,067
	Columbia Banking System, Inc.	527,575	11,269,002
#*	Columbia Financial, Inc.	83,138	1,395,056
	Comerica, Inc.	249,009	10,799,520
	Commerce Bancshares, Inc.	271,224	15,147,860
#	Community Bank System, Inc.	149,412	7,464,624
	Community Financial Corp.	15,436	470,798
	Community Trust Bancorp, Inc.	51,213	1,844,180
	Community West Bancshares	17,906	224,899
	ConnectOne Bancorp, Inc.	103,157	1,627,817
#*	Consumer Portfolio Services, Inc.	175,197	1,823,801
	Crawford & Co., Class A	102,954	929,675
	Crawford & Co., Class B	65,775	536,066
#*	Credit Acceptance Corp.	55,438	27,136,901
#*	CrossFirst Bankshares, Inc.	2,045	20,511
	Cullen/Frost Bankers, Inc.	113,352	12,497,058
*	Customers Bancorp, Inc.	80,900	1,766,856
#	CVB Financial Corp.	371,695	5,564,274
	Diamond Hill Investment Group, Inc.	11,997	1,944,954
#	Dime Community Bancshares, Inc.	132,057	2,720,374
	Discover Financial Services	432,189	44,718,596

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Donegal Group, Inc., Class A	80,923	$1,139,396
	Donegal Group, Inc., Class B	5,678	82,899
#*	Donnelley Financial Solutions, Inc.	98,704	4,268,948
	Eagle Bancorp Montana, Inc.	17,152	240,471
	Eagle Bancorp, Inc.	82,480	2,070,248
	East West Bancorp, Inc.	257,210	13,295,185
	Eastern Bankshares, Inc.	2,468	28,752
*	eHealth, Inc.	61,247	367,482
	Employers Holdings, Inc.	85,132	3,370,376
#*	Encore Capital Group, Inc.	85,781	4,407,428
*	Enova International, Inc.	130,591	5,735,557
*	Enstar Group Ltd.	45,885	11,039,931
	Enterprise Bancorp, Inc.	18,776	541,500
	Enterprise Financial Services Corp.	97,648	4,175,428
	Equitable Holdings, Inc.	601,371	15,629,632
	Equity Bancshares, Inc., Class A	42,909	1,010,507
#	Erie Indemnity Co., Class A	57,516	12,499,952
	Esquire Financial Holdings, Inc.	17,523	677,439
	ESSA Bancorp, Inc.	19,001	305,726
	Essent Group Ltd.	178,380	7,575,799
#*	Euronet Worldwide, Inc.	86,083	9,532,831
	Evans Bancorp, Inc.	14,380	443,623
	Evercore, Inc., Class A	111,649	12,735,801
	Everest Re Group Ltd.	54,089	20,445,642
	EVERTEC, Inc.	158,139	5,485,842
#*	EZCORP, Inc., Class A	158,564	1,365,236
#	F&G Annuities & Life, Inc.	32,157	589,438
	FactSet Research Systems, Inc.	43,092	17,740,545
#	Farmers & Merchants Bancorp, Inc.	8,932	203,650
	Farmers National Banc Corp.	51,693	604,291
	FB Financial Corp.	124,462	3,662,917
	Federal Agricultural Mortgage Corp., Class A	2,460	272,310
	Federal Agricultural Mortgage Corp., Class C	26,328	3,509,259
	Federated Hermes, Inc.	265,579	10,992,315
*	FFBW, Inc.	8,696	93,917
#	Fidelity D&D Bancorp, Inc.	5,497	237,965
	Fidelity National Financial, Inc.	508,490	18,046,310
	Fidelity National Information Services, Inc.	276,247	16,221,224
	Fifth Third Bancorp	780,570	20,450,934
#	Financial Institutions, Inc.	75,203	1,314,548
*	Finwise Bancorp	2,811	23,753
	First American Financial Corp.	289,431	16,674,120
#	First Bancorp	110,734	3,408,393
	First BanCorp	714,381	8,393,977
	First Bancorp, Inc.	28,285	698,639
	First Bancshares, Inc.	29,331	736,208
#	First Bank	36,002	349,579
	First Busey Corp.	149,199	2,712,438
	First Business Financial Services, Inc.	26,280	753,973
	First Capital, Inc.	6,938	167,969
	First Citizens BancShares, Inc., Class A	26,516	26,706,385
#	First Commonwealth Financial Corp.	347,400	4,335,552
	First Community Bankshares, Inc.	47,759	1,118,038
#	First Community Corp.	19,898	422,435
	First Financial Bancorp	232,813	4,819,229
#	First Financial Bankshares, Inc.	268,216	7,848,000
	First Financial Corp.	23,250	803,287
	First Financial Northwest, Inc.	22,460	272,889
	First Foundation, Inc.	138,501	871,171

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	First Guaranty Bancshares, Inc.	6,919	$94,029
#	First Hawaiian, Inc.	28,760	549,604
	First Horizon Corp.	1,308,440	22,963,122
#	First Internet Bancorp	23,535	346,200
	First Interstate BancSystem, Inc., Class A	213,014	5,451,028
	First Merchants Corp.	169,801	4,954,793
#	First Mid Bancshares, Inc.	34,623	912,662
#	First National Corp.	4,411	64,180
	First Northwest Bancorp	27,220	335,895
#	First of Long Island Corp.	66,958	783,409
#	First Savings Financial Group, Inc.	10,533	157,258
*	First Seacoast Bancorp, Inc.	1,086	9,296
	First U.S. Bancshares, Inc.	11,301	80,237
	First United Corp.	18,660	279,340
*	First Western Financial, Inc.	5,714	101,481
	FirstCash Holdings, Inc.	104,652	10,782,296
*	Fiserv, Inc.	218,222	26,649,271
	Five Star Bancorp	677	14,393
*	FleetCor Technologies, Inc.	119,372	25,536,058
#	Flushing Financial Corp.	89,521	1,076,938
*	Flywire Corp.	7,045	205,503
#	FNB Corp.	852,288	9,784,266
	FNCB Bancorp, Inc.	305	1,922
#	Franklin Financial Services Corp.	2,735	79,370
#	Franklin Resources, Inc.	285,638	7,677,949
	FS Bancorp, Inc.	25,306	756,902
	Fulton Financial Corp.	402,176	4,797,960
#*	FVCBankcorp, Inc.	10,699	102,817
*	Genworth Financial, Inc., Class A	715,120	4,154,847
	German American Bancorp, Inc.	79,577	2,313,303
#	Glacier Bancorp, Inc.	250,107	8,311,056
#	Glen Burnie Bancorp	793	5,646
	Global Payments, Inc.	155,375	17,512,316
	Globe Life, Inc.	159,563	17,315,777
	Goldman Sachs Group, Inc.	169,100	58,075,704
#*	Goosehead Insurance, Inc., Class A	1,300	74,750
#	Great Southern Bancorp, Inc.	37,798	1,923,162
*	Green Dot Corp., Class A	133,986	2,303,219
	Greene County Bancorp, Inc.	3,874	79,611
#	Greenhill & Co., Inc.	39,752	282,239
#*	Greenlight Capital Re Ltd., Class A	68,485	669,783
#	Guaranty Bancshares, Inc.	23,127	557,592
#*	Hallmark Financial Services, Inc.	4,992	28,055
	Hamilton Lane, Inc., Class A	46,666	3,438,351
	Hancock Whitney Corp.	226,032	8,254,689
	Hanmi Financial Corp.	106,232	1,716,709
	Hanover Insurance Group, Inc.	95,739	11,446,555
	HarborOne Bancorp, Inc.	96,508	1,037,461
	Hartford Financial Services Group, Inc.	503,807	35,765,259
	Hawthorn Bancshares, Inc.	18,556	410,459
#	HBT Financial, Inc.	826	14,571
#	HCI Group, Inc.	23,697	1,200,490
	Heartland Financial USA, Inc.	101,777	3,313,859
#	Hennessy Advisors, Inc.	19,696	148,114
	Heritage Commerce Corp.	146,053	1,241,450
	Heritage Financial Corp.	109,432	1,927,098
*	Heritage Global, Inc.	4,693	13,563
	Heritage Insurance Holdings, Inc.	95,790	309,402
	Hilltop Holdings, Inc.	296,569	9,199,570

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Hingham Institution For Savings	5,536	$1,077,084
#	HMN Financial, Inc.	11,368	205,988
	Home Bancorp, Inc.	19,761	619,112
#	Home BancShares, Inc.	415,260	9,040,210
	Home Federal Bancorp, Inc. of Louisiana	5,228	97,189
	HomeStreet, Inc.	57,218	558,448
	HomeTrust Bancshares, Inc.	14,545	303,554
	Hope Bancorp, Inc.	440,716	4,010,516
	Horace Mann Educators Corp.	142,339	4,452,364
	Horizon Bancorp, Inc.	107,089	1,127,647
	Houlihan Lokey, Inc.	98,343	8,986,583
	Huntington Bancshares, Inc.	1,813,776	20,314,291
#*	HV Bancorp, Inc.	1,600	49,808
#*	I3 Verticals, Inc., Class A	5,358	124,573
#*	ICC Holdings, Inc.	4,514	80,620
	IF Bancorp, Inc.	6,461	95,623
	Independent Bank Corp.	121,719	6,816,264
	Independent Bank Corp.	57,752	1,029,141
	Independent Bank Group, Inc.	106,859	3,887,530
	Interactive Brokers Group, Inc., Class A	48,222	3,754,083
	Intercontinental Exchange, Inc.	244,598	26,644,060
	International Bancshares Corp.	202,040	8,621,047
*	International Money Express, Inc.	11,293	291,134
	Invesco Ltd.	599,951	10,277,161
	Investar Holding Corp.	26,149	350,920
	Investors Title Co.	5,686	845,963
	Jack Henry & Associates, Inc.	97,300	15,892,982
	James River Group Holdings Ltd.	118,333	2,303,944
	Janus Henderson Group PLC	294,503	7,642,353
	Jefferies Financial Group, Inc.	486,320	15,576,830
	JPMorgan Chase & Co.	1,979,363	273,627,141
	Kearny Financial Corp.	207,145	1,613,660
	Kemper Corp.	165,791	8,065,732
#	Kentucky First Federal Bancorp	16,790	102,419
	KeyCorp.	1,039,211	11,701,516
	Kingstone Cos., Inc.	26,663	34,395
#	Kinsale Capital Group, Inc.	24,672	8,060,589
	KKR & Co., Inc.	220,163	11,684,050
	Lake Shore Bancorp, Inc.	8,295	89,669
	Lakeland Bancorp, Inc.	160,464	2,301,054
#	Lakeland Financial Corp.	73,806	3,739,750
	Landmark Bancorp, Inc.	13,084	264,951
	Lazard Ltd., Class A	200,760	6,283,788
	LCNB Corp.	30,267	463,085
*	LendingClub Corp.	181,392	1,302,395
*	LendingTree, Inc.	17,487	416,715
	Limestone Bancorp, Inc.	14,697	344,204
	Lincoln National Corp.	253,699	5,512,879
#	Live Oak Bancshares, Inc.	114,349	2,694,062
	Loews Corp.	302,222	17,398,921
	LPL Financial Holdings, Inc.	131,126	27,384,354
	Luther Burbank Corp.	6,429	58,118
	M&T Bank Corp.	186,536	23,466,229
	Macatawa Bank Corp.	100,732	941,844
	Magyar Bancorp, Inc.	10,243	105,400
#*	Maiden Holdings Ltd.	216,792	476,942
	MainStreet Bancshares, Inc.	3,548	76,247
#*	Malvern Bancorp, Inc.	21,444	312,225
*	Markel Corp.	14,157	19,374,279

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	MarketAxess Holdings, Inc.	36,476	$11,612,864
*	Marqeta, Inc., Class A	75,658	306,415
	Marsh & McLennan Cos., Inc.	278,953	50,264,541
	Mastercard, Inc., Class A	587,552	223,287,387
#*	MBIA, Inc.	411,864	4,143,352
	Mercantile Bank Corp.	48,457	1,359,703
	Merchants Bancorp	5,262	122,078
	Mercury General Corp.	144,986	4,409,024
	Meridian Corp.	8,876	82,991
	MetLife, Inc.	319,114	19,571,262
#	Metrocity Bankshares, Inc.	1,727	28,236
#*	Metropolitan Bank Holding Corp.	14,626	469,348
	MGIC Investment Corp.	310,234	4,613,180
#	Mid Penn Bancorp, Inc.	5,767	130,450
#	Middlefield Banc Corp.	15,418	419,215
	Midland States Bancorp, Inc.	55,496	1,109,920
	Mid-Southern Bancorp, Inc.	754	8,633
*	Midwest Holding, Inc.	2,022	27,661
	MidWestOne Financial Group, Inc.	31,798	658,219
#	Moelis & Co., Class A	96,382	3,650,950
#*	MoneyGram International, Inc.	114,828	1,166,652
	Moody’s Corp.	113,811	35,636,500
	Morgan Stanley	939,887	84,561,633
#	Morningstar, Inc.	72,325	12,896,271
*	Mr Cooper Group, Inc.	52,741	2,441,908
	MSCI, Inc.	25,759	12,427,430
#	MVB Financial Corp.	28,426	518,774
	Nasdaq, Inc.	523,164	28,967,591
	National Bank Holdings Corp., Class A	115,054	3,658,717
	National Bankshares, Inc.	7,777	234,943
#	National Western Life Group, Inc., Class A	11,084	2,826,198
	Navient Corp.	510,368	8,441,487
	NBT Bancorp, Inc.	136,557	4,402,598
	Nelnet, Inc., Class A	93,672	9,020,614
#	New York Community Bancorp, Inc.	2,977,347	31,827,839
*	NI Holdings, Inc.	24,329	328,198
#*	Nicholas Financial, Inc.	18,462	90,833
#*	Nicolet Bankshares, Inc.	32,862	1,883,321
*	NMI Holdings, Inc., Class A	207,959	4,866,241
	Northeast Bank.	24,203	891,881
	Northeast Community Bancorp, Inc.	2,308	30,166
	Northern Trust Corp.	238,095	18,609,505
	Northfield Bancorp, Inc.	164,282	1,711,818
	Northrim BanCorp, Inc.	16,807	580,682
#	Northwest Bancshares, Inc.	327,758	3,831,491
	Norwood Financial Corp.	10,571	284,148
	Oak Valley Bancorp	15,008	387,056
	OceanFirst Financial Corp.	193,027	3,088,432
#	Oconee Federal Financial Corp.	2,225	43,677
*	Ocwen Financial Corp.	1,835	52,848
	OFG Bancorp	146,742	3,752,193
	Ohio Valley Banc Corp.	8,757	201,411
	Old National Bancorp	666,743	8,941,024
#	Old Point Financial Corp.	7,052	152,323
	Old Republic International Corp.	628,536	15,883,105
	Old Second Bancorp, Inc.	13,666	167,955
	OneMain Holdings, Inc.	303,407	11,641,727
	OP Bancorp	1,106	10,054
*	Open Lending Corp., Class A	1,209	8,499

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#*	Oportun Financial Corp.	5,100	$20,757
#	Oppenheimer Holdings, Inc., Class A	16,285	608,896
#*	OptimumBank Holdings, Inc.	179	537
	Orange County Bancorp, Inc.	796	28,903
#	Origin Bancorp, Inc.	23,801	700,463
	Orrstown Financial Services, Inc.	28,231	541,188
#*	Oscar Health, Inc., Class A	55,422	372,990
	Pacific Premier Bancorp, Inc.	247,103	5,495,571
#	PacWest Bancorp	231,140	2,346,071
#*	Palomar Holdings, Inc.	3,488	175,307
#	Park National Corp.	41,386	4,482,932
#	Parke Bancorp, Inc.	27,897	479,549
	Pathfinder Bancorp, Inc.	8,118	124,287
	Pathward Financial, Inc.	128,221	5,709,681
#*	Patriot National Bancorp, Inc.	5,433	45,692
*	Paymentus Holdings, Inc., Class A	5,000	41,150
*	PayPal Holdings, Inc.	198,032	15,050,432
*	Paysafe Ltd.	16,563	237,845
#	PCB Bancorp	22,984	317,639
	Peapack-Gladstone Financial Corp.	54,171	1,438,782
	Penns Woods Bancorp, Inc.	18,588	432,915
#	PennyMac Financial Services, Inc.	72,724	4,544,523
	Peoples Bancorp of North Carolina, Inc.	17,920	503,194
#	Peoples Bancorp, Inc.	89,286	2,326,793
#	Peoples Financial Services Corp.	8,101	326,875
#	Pinnacle Financial Partners, Inc.	156,641	8,494,641
#*	Pioneer Bancorp, Inc.	2,756	24,308
	Piper Sandler Cos	47,791	6,472,813
	PJT Partners, Inc., Class A	29,090	2,000,519
#	Plumas Bancorp	13,751	526,801
	PNC Financial Services Group, Inc.	200,864	26,162,536
#*	Ponce Financial Group, Inc.	68,303	510,223
	Popular, Inc.	209,318	12,561,173
#*	PRA Group, Inc.	101,481	3,680,716
	Preferred Bank	47,770	2,296,782
	Premier Financial Corp.	111,794	1,856,898
	Primerica, Inc.	149,337	27,255,496
	Primis Financial Corp.	78,041	690,663
#	Princeton Bancorp, Inc.	15,499	444,356
	Principal Financial Group, Inc.	293,742	21,939,590
	ProAssurance Corp.	128,826	2,313,715
#*	PROG Holdings, Inc.	137,016	4,141,994
	Progressive Corp.	142,919	19,494,152
	Prosperity Bancshares, Inc.	189,642	11,875,382
#	Provident Bancorp, Inc.	43,546	297,419
	Provident Financial Holdings, Inc.	18,377	250,662
#	Provident Financial Services, Inc.	198,248	3,465,375
	Prudential Financial, Inc.	255,959	22,268,433
	QCR Holdings, Inc.	45,773	1,895,002
	Radian Group, Inc.	195,407	4,742,528
	Raymond James Financial, Inc.	272,319	24,653,039
#	RBB Bancorp	23,880	297,067
	Red River Bancshares, Inc.	245	11,270
	Regional Management Corp.	33,931	907,994
	Regions Financial Corp.	1,012,946	18,496,394
	Reinsurance Group of America, Inc.	94,766	13,487,097
	RenaissanceRe Holdings Ltd.	85,190	18,350,778
	Renasant Corp.	157,429	4,426,903
#*	Repay Holdings Corp.	13,709	85,955

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Republic Bancorp, Inc., Class A	43,711	$1,717,842
#*	Republic First Bancorp, Inc.	146,531	180,233
*	Rhinebeck Bancorp, Inc.	10	72
	Richmond Mutual BanCorp, Inc.	3,528	35,245
	Riverview Bancorp, Inc.	55,458	284,222
	RLI Corp.	99,196	13,793,204
*	Robinhood Markets, Inc., Class A	196,370	1,737,874
#*	Rocket Cos., Inc., Class A	51,584	459,613
#*	Root, Inc., Class A	752	3,226
	S&P Global, Inc.	106,122	38,477,715
	S&T Bancorp, Inc.	100,107	2,755,946
#*	Safeguard Scientifics, Inc.	52,212	95,026
	Safety Insurance Group, Inc.	44,485	3,251,409
#	Salisbury Bancorp, Inc.	14,158	324,785
	Sandy Spring Bancorp, Inc.	115,538	2,597,294
	SB Financial Group, Inc.	18,347	260,527
	Seacoast Banking Corp. of Florida	71,438	1,585,209
*	Security National Financial Corp., Class A	40,814	305,697
	SEI Investments Co.	277,051	16,321,074
#	Selective Insurance Group, Inc.	160,483	15,459,327
#	ServisFirst Bancshares, Inc.	135,057	6,820,378
#*	Shift4 Payments, Inc., Class A	10,336	700,471
	Shore Bancshares, Inc.	48,711	646,882
#*	Siebert Financial Corp.	2,656	6,773
	Sierra Bancorp	60,381	989,645
	Silvercrest Asset Management Group, Inc., Class A	27,562	516,236
#	Simmons First National Corp., Class A	309,976	5,179,699
*	SiriusPoint Ltd.	575,171	4,998,236
	SLM Corp.	1,050,366	15,776,497
	SmartFinancial, Inc.	22,886	492,964
	Sound Financial Bancorp, Inc.	5,599	209,795
	South Plains Financial, Inc.	600	12,318
*	Southern First Bancshares, Inc.	22,417	618,261
#	Southern Missouri Bancorp, Inc.	15,829	574,276
	Southern States Bancshares, Inc.	1,122	25,380
#	Southside Bancshares, Inc.	105,817	3,357,573
#	SouthState Corp.	146,699	10,119,297
	State Street Corp.	309,280	22,348,573
	Stellar Bancorp, Inc.	103,075	2,364,540
#*	Sterling Bancorp, Inc.	24,721	133,988
	Stewart Information Services Corp.	80,005	3,332,208
	Stifel Financial Corp.	201,037	12,056,189
	Stock Yards Bancorp, Inc.	59,637	2,898,358
*	StoneX Group, Inc.	46,863	4,595,854
	Summit Financial Group, Inc.	17,934	348,458
#	Summit State Bank.	14,814	224,136
	Synchrony Financial	927,351	27,366,128
	Synovus Financial Corp.	379,709	11,695,037
#	T Rowe Price Group, Inc.	209,783	23,564,924
	Territorial Bancorp, Inc.	24,002	402,033
*	Texas Capital Bancshares, Inc.	126,929	6,378,182
#	TFS Financial Corp.	316,921	3,815,729
*	Third Coast Bancshares, Inc.	813	11,333
	Timberland Bancorp, Inc.	22,178	571,083
	Tiptree, Inc.	128,893	1,774,857
#*	Toast, Inc., Class A	98,969	1,801,236
#	Tompkins Financial Corp.	39,573	2,319,769
	Towne Bank.	183,777	4,353,677
	Tradeweb Markets, Inc., Class A	6,193	436,049

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Travelers Cos., Inc.	304,649	$55,184,120
	TriCo Bancshares	97,972	3,508,377
#	Trinity Capital, Inc.	716	8,707
*	Triumph Financial, Inc.	89,285	4,639,249
	Truist Financial Corp.	625,854	20,390,323
#*	Trupanion, Inc.	1,537	53,964
	TrustCo Bank Corp. NY	49,603	1,480,154
	Trustmark Corp.	194,838	4,654,680
	U.S. Bancorp	909,248	31,169,021
	U.S. Global Investors, Inc., Class A	9,655	26,262
	UMB Financial Corp.	116,592	7,416,417
*	Unico American Corp.	5,450	5,614
	Union Bankshares, Inc.	2,439	53,731
#	United Bancorp, Inc.	11,080	139,054
#	United Bancshares, Inc.	6,375	127,500
	United Bankshares, Inc.	330,509	10,949,763
#	United Community Banks, Inc.	240,321	5,983,993
#	United Fire Group, Inc.	80,475	2,164,777
	United Security Bancshares	42,847	257,939
	Unity Bancorp, Inc.	24,920	576,898
#	Universal Insurance Holdings, Inc.	149,268	2,301,713
	Univest Financial Corp.	89,460	1,799,935
	Unum Group	321,974	13,587,303
*	USCB Financial Holdings, Inc.	3,781	35,995
#*	Usio, Inc.	4,538	8,259
#	Valley National Bancorp	865,224	8,115,801
	Value Line, Inc.	11,063	506,685
#*	Velocity Financial, Inc.	2,113	19,271
	Veritex Holdings, Inc.	91,340	1,571,961
	Victory Capital Holdings, Inc., Class A	8,635	263,713
	Virginia National Bankshares Corp.	461	15,089
	Virtu Financial, Inc., Class A	218,126	4,373,426
	Virtus Investment Partners, Inc.	23,333	4,251,506
#	Visa, Inc., Class A	832,357	193,714,445
#	Voya Financial, Inc.	250,373	19,148,527
	W R Berkley Corp.	317,457	18,704,566
	Walker & Dunlop, Inc.	110,689	7,450,477
#	Washington Federal, Inc.	175,486	4,920,627
	Washington Trust Bancorp, Inc.	45,456	1,277,768
	Waterstone Financial, Inc.	88,635	1,227,595
	Webster Financial Corp.	461,502	17,214,025
	Wells Fargo & Co.	1,746,400	69,419,400
	WesBanco, Inc.	150,264	4,000,028
#	West BanCorp, Inc.	53,638	924,183
	Westamerica BanCorp	71,138	2,881,800
	Western Alliance Bancorp	205,782	7,638,628
	Western New England Bancorp, Inc.	84,490	571,997
	Western Union Co.	509,835	5,572,497
	Westwood Holdings Group, Inc.	43,521	534,003
*	WEX, Inc.	61,986	10,993,217
	White Mountains Insurance Group Ltd.	7,435	10,647,961
	Willis Towers Watson PLC	101,246	23,448,574
	Wintrust Financial Corp.	142,496	9,742,452
#	WisdomTree, Inc.	331,125	2,066,220
#*	World Acceptance Corp.	27,449	2,769,604
	WSFS Financial Corp.	171,973	6,048,290
	WVS Financial Corp.	2,157	26,963
	Zions Bancorp NA	271,529	7,564,798

TOTAL FINANCIALS			4,514,113,524

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (11.5%)
	Abbott Laboratories	620,994	$68,601,207
	AbbVie, Inc.	1,169,550	176,742,396
*	AC Immune SA	8,197	15,902
*	Acadia Healthcare Co., Inc.	265,926	19,223,791
#*	Accolade, Inc.	24,103	326,114
#*	Accuray, Inc.	79,188	264,488
#††	Achillion Pharmaceuticals, Inc.	448,234	121,023
*	Actinium Pharmaceuticals, Inc.	1,549	13,631
*	Acumen Pharmaceuticals, Inc.	5,118	19,755
*	Acurx Pharmaceuticals, Inc.	4,444	13,288
*	Adaptive Biotechnologies Corp.	16,344	116,696
#*	Addus HomeCare Corp.	31,897	2,607,261
#*	Adicet Bio, Inc.	8,128	47,468
#††	Aduro Biotech, Inc.	19,543	47,880
	Agilent Technologies, Inc.	116,278	15,747,530
#*	Agiliti, Inc.	200	3,344
#*	agilon health, Inc.	42,154	1,023,078
#*	Agios Pharmaceuticals, Inc.	102,613	2,346,759
*	Akero Therapeutics, Inc.	30,839	1,379,737
	Albireo Pharma, Inc.	26,553	57,089
#*	Aldeyra Therapeutics, Inc.	7,311	69,674
*	Alector, Inc.	4,590	30,294
*	Align Technology, Inc.	21,911	7,127,648
*	Alkermes PLC	127,246	3,632,873
#*	Allogene Therapeutics, Inc.	16,187	87,895
#*	Allovir, Inc.	7,096	24,410
*	Alnylam Pharmaceuticals, Inc.	21,324	4,247,741
#*	Alpha Teknova, Inc.	12,197	23,052
#*	Alpine Immune Sciences, Inc.	19,427	145,508
*	Altimmune, Inc.	25,496	128,755
*	Amedisys, Inc.	67,149	5,392,065
*	American Shared Hospital Services	3,958	11,003
#*	American Well Corp., Class A	105,214	230,419
	AmerisourceBergen Corp.	188,916	31,520,635
	Amgen, Inc.	365,932	87,728,538
#*	AMN Healthcare Services, Inc.	162,758	14,054,153
#*	Amneal Pharmaceuticals, Inc.	30,297	58,473
*	Amphastar Pharmaceuticals, Inc.	120,491	4,309,963
#*	AnaptysBio, Inc.	77,100	1,605,222
*	AngioDynamics, Inc.	108,422	902,071
#*	ANI Pharmaceuticals, Inc.	44,223	1,668,092
*	Anika Therapeutics, Inc.	49,012	1,257,648
#*	Anixa Biosciences, Inc.	7,188	29,327
#*	Annovis Bio, Inc.	1,583	23,064
#*	Apellis Pharmaceuticals, Inc.	7,967	664,687
#*	Apollo Medical Holdings, Inc.	4,278	151,826
*	Aptevo Therapeutics, Inc.	3,470	6,662
#*	Apyx Medical Corp.	71,717	243,838
*	Arcturus Therapeutics Holdings, Inc.	1,930	51,377
*	Arcus Biosciences, Inc.	10,538	188,103
#*	Arcutis Biotherapeutics, Inc.	12,107	167,561
*	ARS Pharmaceuticals, Inc.	8,585	55,802
#*	Artivion, Inc.	129,202	1,792,032
*	Atara Biotherapeutics, Inc.	168,774	457,378
#*	Athira Pharma, Inc.	6,770	18,888
*	AtriCure, Inc.	83,924	3,691,817
#	Atrion Corp.	4,902	3,016,201
*	aTyr Pharma, Inc.	13,077	25,500
*	Avanos Medical, Inc.	148,686	4,392,184

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Avantor, Inc.	477,162	$9,295,116
*	Avid Bioservices, Inc.	27,714	500,238
#*	Avidity Biosciences, Inc.	71,560	887,344
*	Avita Medical, Inc.	5,305	82,334
*	Axogen, Inc.	28,332	255,555
*	Axonics, Inc.	6,330	363,722
#*	Azenta, Inc.	58,986	2,565,301
	Baxter International, Inc.	364,193	17,364,722
	Becton Dickinson & Co.	85,776	22,671,455
*	Bellerophon Therapeutics, Inc.	4,488	34,333
*	Biogen, Inc.	111,911	34,046,684
#*	BioLife Solutions, Inc.	7,284	127,907
*	BioMarin Pharmaceutical, Inc.	91,526	8,790,157
*	Bio-Rad Laboratories, Inc., Class A	26,353	11,879,669
	Bio-Techne Corp.	113,600	9,074,368
#*	Bioventus, Inc., Class A	1,485	1,500
#*	Bluebird Bio, Inc.	325,473	1,415,808
*	Blueprint Medicines Corp.	32,033	1,635,285
*	Boston Scientific Corp.	348,414	18,159,338
	Bristol-Myers Squibb Co.	1,487,212	99,301,145
#*	Brookdale Senior Living, Inc.	532,825	2,285,819
	Bruker Corp.	267,925	21,200,905
#*	C4 Therapeutics, Inc.	9,718	29,348
#*	Cara Therapeutics, Inc.	16,136	67,771
	Cardinal Health, Inc.	259,708	21,322,027
#*	CareCloud, Inc.	3,375	11,036
#*	CareDx, Inc.	18,015	145,741
*	Caribou Biosciences, Inc.	6,153	26,458
*	Castle Biosciences, Inc.	41,169	931,654
*	Catalent, Inc.	191,872	9,616,625
#*	Catalyst Pharmaceuticals, Inc.	81,892	1,303,721
#*	Celcuity, Inc.	1,047	10,753
*	Celldex Therapeutics, Inc.	70,854	2,227,650
#*	CEL-SCI Corp.	3,132	6,609
*	Centene Corp.	375,289	25,868,671
#*	Certara, Inc.	31,968	772,667
#*	Champions Oncology, Inc.	259	1,274
*	Charles River Laboratories International, Inc.	62,975	11,972,807
	Chemed Corp.	40,296	22,213,170
*	Chinook Therapeutics, Inc.	21,057	421,351
	Cigna Group	249,677	63,240,687
*††	Clementia Pharmaceuticals, Inc.	1,000	0
*	Codexis, Inc.	3,161	12,391
*	Cogent Biosciences, Inc.	8,733	93,967
#*	Collegium Pharmaceutical, Inc.	38,512	896,174
*	Community Health Systems, Inc.	187,097	1,186,195
*	Computer Programs & Systems, Inc.	35,295	913,435
#	CONMED Corp.	61,134	7,676,596
††	Contra Abiomed, Inc.	32,675	510,057
	Cooper Cos., Inc.	41,817	15,951,095
#*	Corcept Therapeutics, Inc.	184,305	4,152,392
*	CorVel Corp.	59,204	11,960,984
#*	Crinetics Pharmaceuticals, Inc.	7,600	148,504
#*	CRISPR Therapeutics AG	73,946	3,618,917
#*	Cross Country Healthcare, Inc.	117,614	2,585,156
#*	CryoPort, Inc.	19,848	417,602
#*	Cue Biopharma, Inc.	104,535	452,637
#*	Cullinan Oncology, Inc.	952	9,263
*	Cumberland Pharmaceuticals, Inc.	37,326	63,827

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	CVS Health Corp.	829,846	$60,836,010
#*	Cymabay Therapeutics, Inc.	59,073	635,625
#*	CytoSorbents Corp.	19,029	46,621
	Danaher Corp.	282,263	66,870,927
*	DaVita, Inc.	258,690	23,375,228
*	Day One Biopharmaceuticals, Inc.	8,441	104,668
*	Decibel Therapeutics, Inc.	3,368	10,845
*	Deciphera Pharmaceuticals, Inc.	19,807	281,457
*	Denali Therapeutics, Inc.	111,571	2,771,424
	DENTSPLY SIRONA, Inc.	218,160	9,147,449
#*	Design Therapeutics, Inc.	3,511	22,646
*	DexCom, Inc.	44,108	5,352,065
*	Dominari Holdings, Inc.	2,213	7,436
#*	Doximity, Inc., Class A	25,241	927,607
#*	Dynavax Technologies Corp.	84,905	883,861
*	Dyne Therapeutics, Inc.	2,399	24,854
*	Eagle Pharmaceuticals, Inc.	17,413	488,957
#*	Editas Medicine, Inc.	72,519	591,755
*	Edwards Lifesciences Corp.	102,426	9,011,439
*	Ekso Bionics Holdings, Inc.	4,343	6,471
*	Elanco Animal Health, Inc.	383,389	3,630,694
*	Electromed, Inc.	13,044	142,832
*	Eledon Pharmaceuticals, Inc.	5,084	10,676
	Elevance Health, Inc.	165,540	77,580,321
	Eli Lilly & Co.	538,596	213,208,613
	Embecta Corp.	17,155	476,051
#*	Emergent BioSolutions, Inc.	86,253	761,614
*	Enanta Pharmaceuticals, Inc.	46,358	1,648,027
	Encompass Health Corp.	293,851	18,850,542
*	Enhabit, Inc.	146,925	1,799,831
*	Enliven Therapeutics, Inc.	1,546	29,436
*	Enovis Corp.	57,689	3,360,384
	Ensign Group, Inc.	168,474	16,357,141
*	Envista Holdings Corp.	196,246	7,553,509
#*	enVVeno Medical Corp.	3,133	12,626
#*	Enzo Biochem, Inc.	207,345	524,583
*	Evolent Health, Inc., Class A	196,347	7,148,994
*	Exact Sciences Corp.	63,961	4,097,981
#*	Exagen, Inc.	4,152	10,546
*	Exelixis, Inc.	456,537	8,354,627
*	Eyenovia, Inc.	9,381	49,907
#*	Fate Therapeutics, Inc.	11,886	72,148
#*	Figs, Inc., Class A	109,087	785,426
*	FONAR Corp.	33,920	535,088
#*	Fulcrum Therapeutics, Inc.	22,479	56,197
#*	Fulgent Genetics, Inc.	11,986	354,426
#*	Gain Therapeutics, Inc.	10,218	51,397
*	GE HealthCare Technologies, Inc.	106,174	8,636,193
#*	Generation Bio Co.	15,126	74,420
	Gilead Sciences, Inc.	912,518	75,018,105
*	Glaukos Corp.	27,735	1,317,690
*	Globus Medical, Inc., Class A	148,608	8,640,069
#*	GlycoMimetics, Inc.	12,930	18,102
#*	GoodRx Holdings, Inc., Class A	54,097	252,633
*	Great Elm Group, Inc.	61,827	124,272
*	Haemonetics Corp.	109,830	9,193,869
*	Halozyme Therapeutics, Inc.	122,629	3,940,070
#*	Harmony Biosciences Holdings, Inc.	2,603	83,921
#*	Harrow Health, Inc.	15,553	392,402

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Harvard Bioscience, Inc.	201,593	$1,153,112
	HCA Healthcare, Inc.	64,579	18,555,484
*	Health Catalyst, Inc.	5,593	70,472
*	HealthEquity, Inc.	56,145	3,000,950
	HealthStream, Inc.	80,903	1,993,450
*	Henry Schein, Inc.	175,487	14,181,104
#*	Heska Corp.	15,539	1,820,549
*	Hologic, Inc.	356,814	30,689,572
*	Horizon Therapeutics PLC	211,834	23,547,467
	Humana, Inc.	80,713	42,817,439
*	Ideaya Biosciences, Inc.	33,507	611,838
*	IDEXX Laboratories, Inc.	70,833	34,861,169
*	Illumina, Inc.	17,609	3,619,706
#	IMARA, Inc.	6,186	1,980
*	ImmuCell Corp.	6,242	30,586
*	ImmunoGen, Inc.	1,800	9,702
#*	Immunome, Inc.	2,656	12,749
*	ImmunoPrecise Antibodies Ltd.	2,251	5,920
*	Immunovant, Inc.	5,958	96,162
*	Incyte Corp.	61,966	4,610,890
*	InfuSystem Holdings, Inc.	40,643	380,825
#*	Innoviva, Inc.	176,154	2,066,286
*	Inogen, Inc.	53,969	718,327
#*	Inozyme Pharma, Inc.	2,075	11,433
*	Inspire Medical Systems, Inc.	1,310	350,595
#*	Insulet Corp.	8,002	2,544,956
*	Integer Holdings Corp.	82,556	6,798,487
#*	Integra LifeSciences Holdings Corp.	209,087	11,566,693
*	Intellia Therapeutics, Inc.	124,669	4,706,255
*	Intuitive Surgical, Inc.	62,310	18,769,018
*	Iovance Biotherapeutics, Inc.	72,752	410,321
*	IQVIA Holdings, Inc.	204,409	38,475,906
	iRadimed Corp.	6,240	259,771
*	IRIDEX Corp.	15,940	36,343
#*	Ironwood Pharmaceuticals, Inc.	145,086	1,510,345
*	iTeos Therapeutics, Inc.	10,082	138,527
*	IVERIC bio, Inc.	62,378	2,051,612
*	Jazz Pharmaceuticals PLC	85,223	11,971,275
	Johnson & Johnson	1,214,024	198,735,729
*	Joint Corp.	14,513	229,160
#*	Jounce Therapeutics, Inc.	40,369	77,912
#*	KalVista Pharmaceuticals, Inc.	3,291	28,072
#*	Karuna Therapeutics, Inc.	924	183,359
*	Kewaunee Scientific Corp.	6,314	98,183
#*	Kiniksa Pharmaceuticals Ltd., Class A	12,135	130,451
*	Kiora Pharmaceuticals, Inc.	6,437	28,580
*	Kodiak Sciences, Inc.	4,129	18,085
*	KORU Medical Systems, Inc.	5,740	25,658
#*	Krystal Biotech, Inc.	4,772	400,848
*	Kura Oncology, Inc.	131,823	1,283,956
#*	Kymera Therapeutics, Inc.	468	14,761
	Laboratory Corp. of America Holdings	114,141	25,876,906
#*	Lantern Pharma, Inc.	3,159	15,226
*	Lantheus Holdings, Inc.	147,478	12,601,995
*	Larimar Therapeutics, Inc.	4,948	23,404
#	LeMaitre Vascular, Inc.	54,359	2,935,386
#*	LENSAR, Inc.	35,748	102,239
#*	Lexaria Bioscience Corp.	4,587	9,449
#*	Lexicon Pharmaceuticals, Inc.	6,928	16,558

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Ligand Pharmaceuticals, Inc.	36,347	$2,775,093
*	LivaNova PLC	114,567	5,487,759
*	Lumos Pharma, Inc.	2,606	7,870
#*	MacroGenics, Inc.	115,420	795,244
*	Maravai LifeSciences Holdings, Inc., Class A	84,404	1,163,931
#*	Marinus Pharmaceuticals, Inc.	1,515	13,787
*	Masimo Corp.	49,872	9,432,790
	McKesson Corp.	48,743	17,754,150
*	MediciNova, Inc.	15,143	31,952
*	Medpace Holdings, Inc.	64,490	12,907,029
	Medtronic PLC	420,257	38,222,374
#*	MeiraGTx Holdings PLC	39,266	210,073
	Merck & Co., Inc.	1,861,625	214,961,839
*	Merit Medical Systems, Inc.	122,981	9,997,125
#*	Merrimack Pharmaceuticals, Inc.	34,774	431,545
*	Mersana Therapeutics, Inc.	44,631	195,484
#	Mesa Laboratories, Inc.	5,532	921,133
*	Mettler-Toledo International, Inc.	22,640	33,767,560
*	Milestone Pharmaceuticals, Inc.	6,885	24,993
*	Mirati Therapeutics, Inc.	32,564	1,442,911
*	Moderna, Inc.	221,264	29,403,773
*	ModivCare, Inc.	45,020	2,863,272
*	Molina Healthcare, Inc.	108,968	32,460,478
*	Monte Rosa Therapeutics, Inc.	2,190	9,943
#*	Morphic Holding, Inc.	8,250	389,895
*	Myriad Genetics, Inc.	218,219	4,645,883
	National HealthCare Corp.	40,692	2,356,474
	National Research Corp.	41,021	1,785,644
#*	Nautilus Biotechnology, Inc.	11,252	29,030
*	Nektar Therapeutics.	73,623	55,387
#*	Neogen Corp.	142,517	2,454,143
#*	NeoGenomics, Inc.	126,762	1,853,260
*	Neurocrine Biosciences, Inc.	42,269	4,270,860
*	Neuronetics, Inc.	5,188	11,881
*	Nevro Corp.	28,459	832,995
#*	NextGen Healthcare, Inc.	154,138	2,580,270
#*	NGM Biopharmaceuticals, Inc.	20,893	94,227
#*	Novocure Ltd.	16,434	1,083,001
#*	Nurix Therapeutics, Inc.	13,285	127,935
*	NuVasive, Inc.	113,212	4,872,644
*	Olema Pharmaceuticals, Inc.	140,919	675,002
#*	Omega Therapeutics, Inc.	2,616	20,039
*	OmniAb, Inc.	178,102	619,795
*	OmniAb, Inc.	13,783	0
*	OmniAb, Inc.	13,783	0
*	Omnicell, Inc.	67,043	4,074,203
#	Opiant Pharmaceuticals, Inc.	5,178	3,366
#*	OPKO Health, Inc.	200,325	294,478
*	OptimizeRx Corp.	3,669	55,145
*	Option Care Health, Inc.	43,424	1,396,082
*	OraSure Technologies, Inc.	332,689	2,262,285
#*	Organogenesis Holdings, Inc.	16,945	34,737
	Organon & Co.	203,829	5,020,308
#*	Organovo Holdings, Inc.	3,847	7,502
#*	Orgenesis, Inc.	9,564	10,520
*	Orthofix Medical, Inc.	97,379	1,833,647
*	OrthoPediatrics Corp.	600	30,264
*	Outset Medical, Inc.	15,533	279,439
#*	Ovid therapeutics, Inc.	19,250	68,915

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Owens & Minor, Inc.	195,119	$3,032,149
#*	Pacific Biosciences of California, Inc.	108,740	1,152,644
*	Pacira BioSciences, Inc.	53,983	2,445,970
	Patterson Cos., Inc.	205,995	5,584,524
#*††	PDL BioPharma, Inc.	458,319	739,068
#*	PDS Biotechnology Corp.	4,591	27,913
*	Pediatrix Medical Group, Inc.	307,591	4,407,779
*	Pennant Group, Inc.	85,823	1,190,365
#*	Penumbra, Inc.	9,215	2,618,166
	PerkinElmer, Inc.	127,578	16,647,653
	Perrigo Co. PLC	257,836	9,588,921
#*	PetIQ, Inc.	58,822	693,511
	Pfizer, Inc.	3,960,374	154,018,945
#*	PharmaCyte Biotech, Inc.	4,744	13,852
	Phibro Animal Health Corp., Class A	48,411	753,275
*	Phreesia, Inc.	13,147	415,971
*	Pliant Therapeutics, Inc.	3,414	96,445
#*	PMV Pharmaceuticals, Inc.	32,401	149,369
#*	Portage Biotech, Inc.	1,467	4,900
#*	Poseida Therapeutics, Inc.	3,168	8,364
	Premier, Inc., Class A	241,931	8,063,560
*	Prestige Consumer Healthcare, Inc.	131,063	8,064,306
#*	Pro-Dex, Inc.	6,861	109,090
††	Progenic Pharmaceuticals, Inc.	132,661	152,560
*	Protagonist Therapeutics, Inc.	78,791	1,780,677
*	Protara Therapeutics, Inc.	1,048	3,312
#*	Prothena Corp. PLC	140,907	7,414,526
#	Psychemedics Corp.	7,568	41,246
*	Pulmatrix, Inc.	2,902	8,300
#*	Pulmonx Corp.	7,167	84,212
*	Puma Biotechnology, Inc.	9,918	26,580
#*	Quanterix Corp.	7,809	98,706
	Quest Diagnostics, Inc.	151,722	21,060,531
#*	R1 RCM, Inc.	20,295	316,399
#*	RadNet, Inc.	125,981	3,484,634
*	Rallybio Corp.	864	4,657
#*	RAPT Therapeutics, Inc.	3,558	64,756
#*	Recursion Pharmaceuticals, Inc., Class A	23,990	114,432
*	Regeneron Pharmaceuticals, Inc.	79,174	63,480,921
*	REGENXBIO, Inc.	119,550	2,314,488
#*	Relay Therapeutics, Inc.	54,903	624,247
#*	Reneo Pharmaceuticals, Inc.	1,125	11,498
#*	Repare Therapeutics, Inc.	1,049	9,399
#*	Repligen Corp.	45,396	6,883,395
*	Replimune Group, Inc.	67,195	1,124,172
	ResMed, Inc.	101,037	24,345,876
*	REVOLUTION Medicines, Inc.	22,424	526,740
*	Rhythm Pharmaceuticals, Inc.	13,174	265,720
*	Rocket Pharmaceuticals, Inc.	62,948	1,128,028
#*	Rockwell Medical, Inc.	214	591
	Royalty Pharma PLC, Class A	24,444	859,207
*	Sage Therapeutics, Inc.	16,410	801,628
*	Sangamo Therapeutics, Inc.	351,369	516,512
*	Sarepta Therapeutics, Inc.	27,558	3,383,296
#*	Schrodinger, Inc.	9,802	289,355
#*	scPharmaceuticals, Inc.	9,561	94,271
*	Seagen, Inc.	48,429	9,685,800
*	Seer, Inc.	3,598	12,017
#	Select Medical Holdings Corp.	486,830	14,848,315

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Semler Scientific, Inc.	325	$9,126
*	Sensei Biotherapeutics, Inc.	5,932	8,661
#*	Sensus Healthcare, Inc.	26,485	125,274
*	Shattuck Labs, Inc.	1,704	5,112
#*	Shockwave Medical, Inc.	1,007	292,191
#*	SI-BONE, Inc.	29,736	657,166
#	SIGA Technologies, Inc.	14,990	87,392
#	Simulations Plus, Inc.	9,442	394,203
*	Soleno Therapeutics, Inc.	4,635	15,620
*	Solid Biosciences, Inc.	5,023	24,512
*	Sotera Health Co.	72,643	1,218,223
#*	SpringWorks Therapeutics, Inc.	12,332	288,322
#*	Spruce Biosciences, Inc.	4,844	9,979
#*	STAAR Surgical Co.	18,577	1,309,121
*††	Steadymed Ltd.	10,116	0
	STERIS PLC	104,158	19,638,991
#*	Stoke Therapeutics, Inc.	11,776	104,689
*	Streamline Health Solutions, Inc.	9,617	16,926
	Stryker Corp.	83,305	24,962,343
#*	Supernus Pharmaceuticals, Inc.	146,822	5,411,859
#*	Surgery Partners, Inc.	121,163	4,805,325
*	Surmodics, Inc.	40,602	935,470
*	Sutro Biopharma, Inc.	16,704	71,159
*	Syndax Pharmaceuticals, Inc.	61,110	1,255,810
*	Syneos Health, Inc.	178,949	7,025,538
*	Synlogic, Inc.	59,553	31,563
*	Tactile Systems Technology, Inc.	30,971	564,601
#*	Taro Pharmaceutical Industries Ltd.	89,947	2,266,664
*	Tarsus Pharmaceuticals, Inc.	211	3,148
*	Teladoc Health, Inc.	142,299	3,775,192
#	Teleflex, Inc.	32,713	8,914,947
*	Tenet Healthcare Corp.	224,555	16,464,373
#*	Terns Pharmaceuticals, Inc.	4,909	64,062
	Thermo Fisher Scientific, Inc.	153,905	85,401,884
#*	Twist Bioscience Corp.	4,304	53,714
#	U.S. Physical Therapy, Inc.	29,194	3,107,993
*	UFP Technologies, Inc.	20,152	2,777,752
*	United Therapeutics Corp.	86,207	19,838,817
	UnitedHealth Group, Inc.	302,176	148,697,788
	Universal Health Services, Inc., Class B	126,472	19,015,065
	Utah Medical Products, Inc.	8,679	823,116
*	Vanda Pharmaceuticals, Inc.	130,996	804,315
#*	Varex Imaging Corp.	106,979	1,897,807
*	Vaxcyte, Inc.	1,300	55,679
*	Veeva Systems, Inc., Class A	22,665	4,058,848
#*	Veracyte, Inc.	14,831	335,774
*	Veradigm, Inc.	336,013	4,196,802
*	Vericel Corp.	35,671	1,123,993
*	Vertex Pharmaceuticals, Inc.	105,355	35,897,609
	Viatris, Inc.	1,114,599	10,399,209
*	Viking Therapeutics, Inc.	24,300	517,833
*	Vor BioPharma, Inc.	3,041	13,532
#*	Voyager Therapeutics, Inc.	3,442	24,954
*	Waters Corp.	45,107	13,548,339
	West Pharmaceutical Services, Inc.	63,928	23,093,351
#*	XBiotech, Inc.	9,859	33,915
#*	Xencor, Inc.	122,955	3,250,930
#*	Xilio Therapeutics, Inc.	4,115	13,209
#*	XOMA Corp.	1,135	20,873

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Yield10 Bioscience, Inc.	2,915	$8,308
#*	Zentalis Pharmaceuticals, Inc.	2,622	57,763
	Zimmer Biomet Holdings, Inc.	131,131	18,153,776
#*	Zimvie, Inc.	13,113	107,920
	Zoetis, Inc.	188,364	33,110,624
*	Zymeworks, Inc.	4,629	38,884

TOTAL HEALTH CARE			3,500,911,680

INDUSTRIALS — (14.3%)
#*	3D Systems Corp.	226,428	2,074,080
	3M Co	422,649	44,893,777
	AAON, Inc.	144,188	14,130,424
*	AAR Corp.	91,593	4,834,279
#	ABM Industries, Inc.	170,203	7,247,244
	ACCO Brands Corp.	425,443	1,948,529
	Acme United Corp.	7,309	191,496
	Acuity Brands, Inc.	70,832	11,147,540
#*	ACV Auctions, Inc., Class A	15,338	199,854
#	Advanced Drainage Systems, Inc.	120,583	10,336,375
	AECOM	187,871	15,602,687
*	Aerojet Rocketdyne Holdings, Inc.	209,080	11,794,203
*	AeroVironment, Inc.	50,092	5,043,763
#*	AerSale Corp.	4,062	65,723
	AGCO Corp.	199,026	24,667,282
*	Air Industries Group	125	455
	Air Lease Corp.	289,325	11,636,651
#*	Air T, Inc.	6,373	157,477
*	Air Transport Services Group, Inc.	168,853	3,429,404
	Alamo Group, Inc.	29,471	5,208,410
#*	Alaska Air Group, Inc.	237,302	10,313,145
	Albany International Corp., Class A	84,031	7,664,468
#*	Allegiant Travel Co.	43,367	4,506,265
	Allegion PLC	160,684	17,752,368
	Allied Motion Technologies, Inc.	57,514	1,979,632
	Allison Transmission Holdings, Inc.	292,373	14,264,879
#*	Alpha Pro Tech Ltd.	28,782	115,991
#	Alta Equipment Group, Inc.	3,877	54,821
#*	Ameresco, Inc., Class A	74,961	3,118,378
#*	American Airlines Group, Inc.	242,596	3,309,009
#*	American Superconductor Corp.	60,639	245,588
*	American Woodmark Corp.	44,314	2,238,743
	AMETEK, Inc.	237,458	32,752,582
	AO Smith Corp.	289,050	19,739,224
*	API Group Corp.	54,468	1,239,692
	Apogee Enterprises, Inc.	62,269	2,650,169
	Applied Industrial Technologies, Inc.	103,509	14,042,031
	ARC Document Solutions, Inc.	5,045	15,337
	ArcBest Corp.	44,062	4,159,453
	Arcosa, Inc.	128,638	8,688,211
	Argan, Inc.	55,995	2,252,679
	Armstrong World Industries, Inc.	109,506	7,518,682
#*	Art’s-Way Manufacturing Co., Inc.	3,357	8,997
*	ASGN, Inc.	161,839	11,586,054
	Astec Industries, Inc.	60,978	2,517,172
#*	Astronics Corp.	70,873	1,044,668
#*	Astronics Corp., Class B	38,887	805,155
*	Asure Software, Inc.	20,330	271,202
*	Atkore, Inc.	163,382	20,640,048
	Automatic Data Processing, Inc.	302,104	66,462,880

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Avalon Holdings Corp., Class A	6,800	$18,360
*	Avis Budget Group, Inc.	91,935	16,242,156
*	Axon Enterprise, Inc.	54,191	11,418,586
#*	AZEK Co., Inc.	57,700	1,565,978
	AZZ, Inc.	62,419	2,355,069
	Barnes Group, Inc.	131,840	5,541,235
	Barrett Business Services, Inc.	19,697	1,646,866
*	Beacon Roofing Supply, Inc.	200,218	12,049,119
	BGSF, Inc.	27,857	268,263
*	BlueLinx Holdings, Inc.	9,436	661,086
*	Boeing Co.	124,648	25,774,713
	Boise Cascade Co.	108,436	7,407,263
	Booz Allen Hamilton Holding Corp.	228,458	21,868,000
*	Bowman Consulting Group Ltd.	779	23,214
	Brady Corp., Class A	108,218	5,522,365
*	BrightView Holdings, Inc.	11,932	65,984
	Brink’s Co.	108,700	6,831,795
	Broadridge Financial Solutions, Inc.	148,071	21,531,004
#*	Broadwind, Inc.	4,684	23,233
*	Builders FirstSource, Inc.	455,474	43,165,271
	BWX Technologies, Inc.	193,548	12,499,330
#*	Byrna Technologies, Inc.	5,301	27,671
*	CACI International, Inc., Class A	60,078	18,823,639
	Carlisle Cos., Inc.	95,452	20,603,314
	Carrier Global Corp.	952,881	39,849,483
*	Casella Waste Systems, Inc., Class A	110,876	9,867,964
	Caterpillar, Inc.	426,704	93,362,835
*	CBIZ, Inc.	155,483	8,192,399
*	CECO Environmental Corp.	96,273	1,117,730
*	Ceridian HCM Holding, Inc.	53,959	3,425,317
#	CH Robinson Worldwide, Inc.	196,178	19,788,475
#*	Chart Industries, Inc.	94,765	12,613,221
	Chicago Rivet & Machine Co.	653	19,590
#*	Cimpress PLC	41,514	2,156,652
	Cintas Corp.	61,979	28,248,169
*	CIRCOR International, Inc.	85,764	2,387,670
*	Civeo Corp.	14,372	276,661
#*	Clarivate PLC	89,005	788,584
*	Clean Harbors, Inc.	152,293	22,106,852
	Columbus McKinnon Corp.	83,583	2,901,166
	Comfort Systems USA, Inc.	119,929	17,928,186
*	Commercial Vehicle Group, Inc.	85,531	626,942
#††	Communications Systems, Inc.	5,301	16,168
	CompX International, Inc.	9,138	165,398
	Concentrix Corp.	158,296	15,277,147
*	Concrete Pumping Holdings, Inc.	4,502	31,289
*	Conduent, Inc.	529,535	1,858,668
#*	Construction Partners, Inc., Class A	86,689	2,248,713
#	Copa Holdings SA, Class A	65,685	5,932,669
*	Copart, Inc.	474,427	37,503,454
#*	Core & Main, Inc., Class A	4,753	123,863
	Costamare, Inc.	387,171	3,496,154
*	CoStar Group, Inc.	185,770	14,295,001
	Covenant Logistics Group, Inc.	38,654	1,522,581
*	CPI Aerostructures, Inc.	27,297	90,353
	CRA International, Inc.	23,082	2,426,841
*	Crane Co.	121,368	8,746,992
#	Crane NXT Co.	121,368	5,747,988
	CSG Systems International, Inc.	94,123	4,958,400

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	CSW Industrials, Inc.	50,720	$6,830,462
	CSX Corp.	2,147,111	65,787,481
	Cummins, Inc.	177,336	41,681,053
	Curtiss-Wright Corp.	115,059	19,540,470
*	Daseke, Inc.	10,060	82,291
	Deere & Co.	214,381	81,040,306
*	Delta Air Lines, Inc.	599,121	20,555,842
	Deluxe Corp.	102,562	1,553,814
#*	Distribution Solutions Group, Inc.	22,223	1,037,370
*	DLH Holdings Corp.	24,977	244,025
	Donaldson Co., Inc.	254,309	16,161,337
	Douglas Dynamics, Inc.	94,316	2,764,402
	Dover Corp.	200,203	29,261,670
#*	Driven Brands Holdings, Inc.	10,895	334,477
*	Ducommun, Inc.	30,827	1,541,350
	Dun & Bradstreet Holdings, Inc.	50,915	568,721
*	DXP Enterprises, Inc.	47,518	1,197,454
#*	Dycom Industries, Inc.	89,317	8,272,541
#	Eagle Bulk Shipping, Inc.	44,637	1,996,167
#	Eastern Co.	16,904	300,046
	Eaton Corp. PLC	255,540	42,705,845
	EMCOR Group, Inc.	147,948	25,299,108
	Emerson Electric Co.	268,071	22,319,591
#	Encore Wire Corp.	64,050	10,012,936
*	Energy Recovery, Inc.	6,828	153,835
	Enerpac Tool Group Corp.	132,352	3,144,684
	EnerSys	104,077	8,635,269
	Eneti, Inc.	31,238	267,710
	Ennis, Inc.	72,001	1,398,979
	EnPro Industries, Inc.	52,274	4,927,870
#	Equifax, Inc.	70,584	14,708,294
	Esab Corp.	91,490	5,339,356
	ESCO Technologies, Inc.	65,644	6,142,309
	Espey Mfg. & Electronics Corp.	4,614	102,071
*	EVI Industries, Inc.	1,292	25,750
*	Evoqua Water Technologies Corp.	132,517	6,552,966
*	ExlService Holdings, Inc.	66,553	11,871,724
	Expeditors International of Washington, Inc.	209,244	23,820,337
	Exponent, Inc.	101,735	9,364,707
	Fastenal Co.	537,333	28,930,009
	Federal Signal Corp.	166,270	8,542,953
	FedEx Corp.	192,028	43,740,138
#*	First Advantage Corp.	5,010	64,429
	Flowserve Corp.	196,958	6,576,428
#*	Fluor Corp.	130,458	3,791,109
*	Flux Power Holdings, Inc.	3,590	14,037
#*	Forrester Research, Inc.	39,296	1,215,818
	Fortive Corp.	253,056	15,965,303
	Fortune Brands Innovations, Inc.	287,782	18,616,618
	Forward Air Corp.	71,609	7,555,466
*	Franklin Covey Co.	42,047	1,543,966
	Franklin Electric Co., Inc.	118,930	10,640,667
*	FTI Consulting, Inc.	91,131	16,449,145
#*	FuelCell Energy, Inc.	461,494	867,609
*	Gates Industrial Corp. PLC	10,504	141,489
#	GATX Corp.	100,773	11,479,052
#	Genco Shipping & Trading Ltd.	136,155	2,098,149
*	Gencor Industries, Inc.	30,874	407,537
*	Generac Holdings, Inc.	61,984	6,336,004

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	General Dynamics Corp.	145,473	$31,762,575
	General Electric Co.	318,522	31,524,122
	Genpact Ltd.	402,767	17,943,270
*	Gibraltar Industries, Inc.	82,181	4,112,337
	Global Industrial Co.	84,890	2,262,318
*	GMS, Inc.	102,650	5,959,859
	Gorman-Rupp Co.	72,915	1,790,063
	Graco, Inc.	282,239	22,378,730
#	GrafTech International Ltd.	296,362	1,395,865
*	Graham Corp.	46,875	603,281
#	Granite Construction, Inc.	149,851	5,713,819
#*	Great Lakes Dredge & Dock Corp.	230,767	1,322,295
	Greenbrier Cos., Inc.	102,717	2,716,865
#*	GreenPower Motor Co., Inc.	5,005	14,114
	Griffon Corp.	143,646	4,086,729
*	GXO Logistics, Inc.	244,132	12,970,733
	H&E Equipment Services, Inc.	131,617	4,804,020
*	Harsco Corp.	226,483	1,555,938
#*	Hawaiian Holdings, Inc.	127,984	1,066,107
#*	Hayward Holdings, Inc.	17,854	214,962
	Healthcare Services Group, Inc.	137,977	2,153,821
#	Heartland Express, Inc.	183,325	2,654,546
#	HEICO Corp.	30,847	5,202,038
	HEICO Corp., Class A	63,690	8,549,109
	Heidrick & Struggles International, Inc.	56,313	1,414,019
	Helios Technologies, Inc.	87,494	5,261,889
	Herc Holdings, Inc.	96,806	9,682,536
*	Heritage-Crystal Clean, Inc.	81,861	2,861,861
#*	Hertz Global Holdings, Inc.	68,985	1,150,670
	Hexcel Corp.	217,628	15,686,626
	Hillenbrand, Inc.	189,771	8,657,353
#	HireQuest, Inc.	871	18,204
#	HNI Corp.	101,091	2,626,344
	Honeywell International, Inc.	246,521	49,264,757
	Howmet Aerospace, Inc.	368,333	16,313,469
*	Hub Group, Inc., Class A	85,433	6,441,648
#	Hubbell, Inc.	90,311	24,322,559
*	Hudson Global, Inc.	21,842	475,064
*	Hudson Technologies, Inc.	16,594	128,272
	Huntington Ingalls Industries, Inc.	84,916	17,124,161
	Hurco Cos., Inc.	17,410	390,506
*	Huron Consulting Group, Inc.	85,109	7,216,392
	Hyster-Yale Materials Handling, Inc.	44,515	2,344,160
*	IBEX Holdings Ltd.	1,622	33,202
	ICF International, Inc.	46,467	5,297,238
*	Ideal Power, Inc.	980	9,437
	IDEX Corp.	68,726	14,179,548
*	IES Holdings, Inc.	35,220	1,521,152
	Illinois Tool Works, Inc.	211,517	51,174,423
	Ingersoll Rand, Inc.	414,080	23,610,842
*	Innodata, Inc.	37,353	247,277
*	Innovative Solutions & Support, Inc.	32,517	209,735
	Insperity, Inc.	93,167	11,409,231
#	Insteel Industries, Inc.	56,913	1,566,815
	Interface, Inc.	148,144	1,161,449
	ITT, Inc.	214,992	18,153,924
	Jacobs Solutions, Inc.	125,906	14,537,107
*	Janus International Group, Inc.	13,827	124,443
	JB Hunt Transport Services, Inc.	162,249	28,440,627

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	JELD-WEN Holding, Inc.	238,444	$3,047,314
*	JetBlue Airways Corp.	774,137	5,527,338
	John Bean Technologies Corp.	75,632	8,221,955
	Johnson Controls International PLC	257,148	15,387,736
	Kadant, Inc.	31,929	5,933,366
	Kaman Corp.	69,029	1,523,470
*	KAR Auction Services, Inc.	318,712	4,315,360
	Karat Packaging, Inc.	2,335	31,663
#	KBR, Inc.	390,768	22,168,269
#	Kelly Services, Inc., Class A	156,157	2,562,536
#	Kennametal, Inc.	204,551	5,310,144
#	Kforce, Inc.	89,580	5,297,761
	Kimball International, Inc., Class B	110,299	1,357,781
*	Kirby Corp.	143,861	10,334,974
	Knight-Swift Transportation Holdings, Inc.	359,120	20,225,638
	Korn Ferry.	156,783	7,528,720
*	Kratos Defense & Security Solutions, Inc.	255,088	3,290,635
*	L B Foster Co., Class A	53,580	599,024
	L3Harris Technologies, Inc.	81,492	15,903,164
#	Landstar System, Inc.	89,478	15,750,812
	Leidos Holdings, Inc.	192,635	17,965,140
	Lennox International, Inc.	42,358	11,941,144
*	Limbach Holdings, Inc.	29,902	506,540
#	Lincoln Electric Holdings, Inc.	140,662	23,603,084
	Lindsay Corp.	25,421	3,069,332
*	Liquidity Services, Inc.	113,568	1,484,334
	Lockheed Martin Corp.	161,715	75,108,532
*	LS Starrett Co., Class A	125,165	1,336,762
	LSI Industries, Inc.	75,131	953,412
	Luxfer Holdings PLC	717	10,934
*	Manitex International, Inc.	52,595	271,916
*	Manitowoc Co., Inc.	173,657	2,655,216
	ManpowerGroup, Inc.	126,144	9,550,362
	Marten Transport Ltd.	242,734	4,900,799
	Masco Corp.	173,150	9,265,256
*	Masonite International Corp.	58,009	5,302,603
*	MasTec, Inc.	238,312	21,164,489
*	Mastech Digital, Inc.	18,872	166,640
*	Masterbrand, Inc.	296,507	2,392,811
*	Matrix Service Co.	121,080	576,341
	Matson, Inc.	134,791	9,169,832
	Matthews International Corp., Class A	95,417	3,613,442
	Maxar Technologies, Inc.	211,793	11,165,727
	Maximus, Inc.	159,916	13,376,973
*	Mayville Engineering Co., Inc.	7,782	94,162
	McGrath RentCorp.	83,386	7,411,348
	MDU Resources Group, Inc.	366,024	10,695,221
*	Mega Matrix Corp.	4,971	8,401
#*	Mercury Systems, Inc.	106,468	5,075,330
*	Mesa Air Group, Inc.	9,262	19,543
*	Middleby Corp.	118,953	16,758,099
	Miller Industries, Inc.	17,424	568,022
	MillerKnoll, Inc.	119,003	2,024,241
*	Mistras Group, Inc.	76,856	624,071
#*	Montrose Environmental Group, Inc.	13,038	397,137
	Moog, Inc., Class A	86,896	7,830,199
*	MRC Global, Inc.	195,901	1,908,076
	MSA Safety, Inc.	71,863	9,324,224
	MSC Industrial Direct Co., Inc., Class A	120,801	10,960,275

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	Mueller Industries, Inc.	178,096	$12,796,198
	Mueller Water Products, Inc., Class A	385,013	5,159,174
*	MYR Group, Inc.	54,599	6,988,126
#	National Presto Industries, Inc.	18,702	1,272,110
	NL Industries, Inc.	280,077	1,800,895
#*	NN, Inc.	108,311	116,976
	Nordson Corp.	86,320	18,671,879
	Norfolk Southern Corp.	177,703	36,079,040
	Northrop Grumman Corp.	64,731	29,858,468
*	Northwest Pipe Co.	29,609	815,432
*	NOW, Inc.	303,242	3,235,592
#*	NV5 Global, Inc.	31,191	2,954,723
	nVent Electric PLC	200,418	8,403,527
	Old Dominion Freight Line, Inc.	146,803	47,034,213
#	Omega Flex, Inc.	9,847	1,083,268
*	Orion Energy Systems, Inc.	20,054	30,883
*	Orion Group Holdings, Inc.	156,441	372,330
	Oshkosh Corp.	160,430	12,276,104
	Otis Worldwide Corp.	276,063	23,548,174
	Owens Corning.	225,681	24,104,988
	P&F Industries, Inc., Class A	2,869	14,632
	PACCAR, Inc.	609,181	45,499,729
*	PAM Transportation Services, Inc.	67,432	1,513,848
	Pangaea Logistics Solutions Ltd.	74,703	463,906
	Park Aerospace Corp.	81,147	1,061,403
	Parker-Hannifin Corp.	140,456	45,631,345
#	Park-Ohio Holdings Corp.	63,201	819,717
*	Parsons Corp.	51,843	2,255,170
*	Patriot Transportation Holding, Inc.	7,392	67,785
	Paychex, Inc.	201,591	22,146,787
*	Paycom Software, Inc.	45,175	13,117,465
#*	Paycor HCM, Inc.	4,374	102,789
*	Paylocity Holding Corp.	35,766	6,913,210
	Pentair PLC	372,610	21,641,189
*	Performant Financial Corp.	8,742	28,324
#*	Perma-Fix Environmental Services, Inc.	20,738	188,301
*	Perma-Pipe International Holdings, Inc.	16,930	183,691
*	PGT Innovations, Inc.	175,403	4,500,841
#	Pitney Bowes, Inc.	290,270	1,018,848
#*	Plug Power, Inc.	74,214	670,152
#	Powell Industries, Inc.	60,852	2,437,731
	Preformed Line Products Co.	15,008	1,865,194
	Primoris Services Corp.	142,329	3,600,924
#*	Proterra, Inc.	797	932
*	Proto Labs, Inc.	78,299	2,252,662
*	Quad/Graphics, Inc.	111,186	388,039
	Quanex Building Products Corp.	89,451	1,708,514
	Quanta Services, Inc.	180,964	30,698,733
#*	Quest Resource Holding Corp.	16,114	86,613
*	Radiant Logistics, Inc.	131,550	868,230
	Raytheon Technologies Corp.	701,753	70,105,125
#*	RBC Bearings, Inc.	30,855	7,004,394
#*	RCM Technologies, Inc.	22,400	251,776
#*	Red Violet, Inc.	3,910	66,861
	Regal Rexnord Corp.	171,447	22,315,542
	Republic Services, Inc.	173,384	25,074,794
*	Resideo Technologies, Inc.	159,600	2,840,880
#	Resources Connection, Inc.	82,921	1,209,817
	REV Group, Inc.	189,385	2,032,101

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Robert Half International, Inc.	240,774	$17,576,502
	Rockwell Automation, Inc.	126,860	35,953,393
	Rollins, Inc.	360,518	15,231,885
	Rush Enterprises, Inc., Class A	150,127	7,973,245
	Rush Enterprises, Inc., Class B	21,490	1,258,884
*	RXO, Inc.	244,132	4,416,348
	Ryder System, Inc.	146,730	11,615,147
#*	Saia, Inc.	88,327	26,301,131
	Schneider National, Inc., Class B	36,225	948,008
	Science Applications International Corp.	126,544	12,911,284
	Sensata Technologies Holding PLC	271,440	11,794,068
*	Servotronics, Inc.	1,473	17,845
*	Shoals Technologies Group, Inc., Class A	80,719	1,686,220
	Shyft Group, Inc.	98,230	2,463,608
*	SIFCO Industries, Inc.	7,118	16,300
	Simpson Manufacturing Co., Inc.	93,249	11,728,859
#*	SiteOne Landscape Supply, Inc.	69,119	10,211,641
#*	SkyWest, Inc.	128,704	3,642,323
	Snap-on, Inc.	69,826	18,113,563
	Southwest Airlines Co.	540,293	16,365,475
*	SP Plus Corp.	62,668	2,141,366
#	Spirit Airlines, Inc.	200,426	3,427,285
*	SPX Technologies, Inc.	120,388	7,666,308
	SS&C Technologies Holdings, Inc.	238,881	13,984,094
	Standex International Corp.	33,399	4,101,731
	Stanley Black & Decker, Inc.	139,980	12,085,873
*	StarTek, Inc.	5,556	18,279
	Steelcase, Inc., Class A	266,270	2,130,160
*	Stericycle, Inc.	118,761	5,421,440
#*	Sterling Check Corp.	8,850	99,474
*	Sterling Infrastructure, Inc.	78,696	2,905,456
*	Sunrun, Inc.	350,039	7,364,821
#*	TaskUS, Inc., Class A	5,443	73,263
*	Taylor Devices, Inc.	4,452	96,831
	Tecnoglass, Inc.	42,859	1,879,367
	Tennant Co.	47,147	3,602,974
	Terex Corp.	193,637	8,634,274
	Tetra Tech, Inc.	103,145	14,272,174
#	Textainer Group Holdings Ltd.	134,733	4,729,128
	Textron, Inc.	264,784	17,724,641
*	Thermon Group Holdings, Inc.	84,860	1,763,391
	Timken Co.	202,283	15,545,449
#*	Titan International, Inc.	254,984	2,488,644
*	Titan Machinery, Inc.	58,512	1,834,351
	Toro Co.	194,335	20,261,367
#*	TPI Composites, Inc.	77,675	960,063
	Trane Technologies PLC	134,782	25,043,843
#*	Transcat, Inc.	23,287	1,776,565
	TransDigm Group, Inc.	23,057	17,638,605
	TransUnion.	167,794	11,545,905
*	Trex Co., Inc.	225,690	12,336,215
*	TriNet Group, Inc.	173,616	16,108,092
	Trinity Industries, Inc.	287,379	6,882,727
	Triton International Ltd.	180,495	14,921,522
*	Triumph Group, Inc.	7,808	84,404
*	TrueBlue, Inc.	114,165	1,729,600
	TTEC Holdings, Inc.	145,440	4,955,141
*	Tutor Perini Corp.	159,117	843,320
*	Twin Disc, Inc.	35,321	404,425

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	U.S. Xpress Enterprises, Inc., Class A	38,971	$235,385
*	Uber Technologies, Inc.	5,144	159,721
	UFP Industries, Inc.	200,248	15,723,473
#	U-Haul Holding Co.	34,451	2,103,578
	U-Haul Holding Co.	327,290	17,706,389
*	Ultralife Corp.	65,830	275,828
	UniFirst Corp.	35,315	5,780,359
	Union Pacific Corp.	574,109	112,353,131
*	United Airlines Holdings, Inc.	376,365	16,484,787
	United Parcel Service, Inc., Class B	446,131	80,218,815
	United Rentals, Inc.	150,931	54,502,693
*	Univar Solutions, Inc.	218,195	7,745,922
#	Universal Logistics Holdings, Inc.	72,087	1,845,427
#*	V2X, Inc.	30,979	1,338,293
	Valmont Industries, Inc.	54,352	15,792,517
	Verisk Analytics, Inc.	127,878	24,822,399
#	Veritiv Corp.	73,121	8,399,409
#*	Verra Mobility Corp.	57,165	968,947
*	Viad Corp.	34,893	664,014
#*	Vicor Corp.	37,966	1,631,399
*	Virco Mfg. Corp.	31,667	117,485
*	VirTra, Inc.	6,136	32,398
	VSE Corp.	32,029	1,354,506
	Wabash National Corp.	192,420	4,939,421
	Waste Management, Inc.	331,754	55,087,752
#	Watsco, Inc.	55,494	19,222,012
#	Watsco, Inc., Class B	4,958	1,712,444
	Watts Water Technologies, Inc., Class A	66,495	10,754,236
	Werner Enterprises, Inc.	193,671	8,748,119
	WESCO International, Inc.	150,795	21,714,480
	Westinghouse Air Brake Technologies Corp.	190,221	18,578,885
*	Wilhelmina International, Inc.	3,392	13,229
*	Willdan Group, Inc.	29,256	428,600
*	Willis Lease Finance Corp.	8,926	450,763
*	WillScot Mobile Mini Holdings Corp.	602,914	27,372,296
	Woodward, Inc.	135,694	13,029,338
	WW Grainger, Inc.	61,672	42,897,193
*	XPO, Inc.	244,132	10,785,752
	Xylem, Inc.	141,223	14,664,596
#*	Yellow Corp.	21,138	39,528
#	Zurn Elkay Water Solutions Corp.	126,730	2,731,031

TOTAL INDUSTRIALS			4,380,887,838

INFORMATION TECHNOLOGY — (19.5%)
#*	8x8, Inc.	14,651	42,048
*	908 Devices, Inc.	712	4,813
	A10 Networks, Inc.	7,694	108,793
	Accenture PLC, Class A	449,831	126,083,131
*	ACI Worldwide, Inc.	241,525	6,117,828
	Adeia, Inc.	290,487	2,219,321
*	Adobe, Inc.	215,170	81,239,585
#	ADTRAN Holdings, Inc.	204,532	1,865,332
	Advanced Energy Industries, Inc.	101,003	8,736,759
*	Advanced Micro Devices, Inc.	628,898	56,204,614
*	Agilysys, Inc.	60,910	4,753,416
#*	Airgain, Inc.	21,069	123,675
*	Akamai Technologies, Inc.	159,798	13,098,642
#*	Akoustis Technologies, Inc.	15,149	43,175
*	Alarm.com Holdings, Inc.	54,518	2,599,963

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Alithya Group, Inc., Class A	39,261	$72,633
*	Alkami Technology, Inc.	18,975	227,510
*	Allegro MicroSystems, Inc.	32,605	1,166,281
*	Alpha & Omega Semiconductor Ltd.	90,146	2,152,686
#*	Altair Engineering, Inc., Class A	24,387	1,683,922
*	Ambarella, Inc.	67,066	4,156,751
	Amdocs Ltd.	152,769	13,940,171
	American Software, Inc., Class A	72,741	868,528
	Amkor Technology, Inc.	775,818	17,355,049
	Amphenol Corp., Class A	281,697	21,259,673
*	AmpliTech Group, Inc.	308	967
*	Amtech Systems, Inc.	33,942	292,919
	Analog Devices, Inc.	208,424	37,491,309
*	ANSYS, Inc.	58,464	18,353,019
*	Appfolio, Inc., Class A	12,662	1,767,868
	Apple, Inc.	9,033,496	1,532,803,601
	Applied Materials, Inc.	712,387	80,521,103
#*	AppLovin Corp., Class A	185,199	3,148,383
*	Arista Networks, Inc.	91,347	14,630,136
*	Arlo Technologies, Inc.	158,675	1,021,867
*	Arrow Electronics, Inc.	180,882	20,698,327
#*	Aspen Technology, Inc.	51,382	9,094,614
*	AstroNova, Inc.	16,656	245,010
*	Astrotech Corp.	1,031	10,619
*	Atlassian Corp., Class A	22,273	3,288,831
*	Autodesk, Inc.	94,216	18,352,335
*	Aviat Networks, Inc.	55,622	1,824,958
#*	Avid Technology, Inc.	85,924	2,535,617
	Avnet, Inc.	238,383	9,835,683
*	Aware, Inc.	51,506	85,500
*	Axcelis Technologies, Inc.	88,236	10,438,319
*	AXT, Inc.	166,493	444,536
	Badger Meter, Inc.	92,472	12,236,820
	Bel Fuse, Inc., Class A	4,354	182,824
	Bel Fuse, Inc., Class B	27,443	1,115,009
	Belden, Inc.	107,318	8,466,317
	Benchmark Electronics, Inc.	89,392	1,908,519
#	Bentley Systems, Inc., Class B	31,290	1,331,702
*	Bills Holdings, Inc.	771	59,221
#	BK Technologies Corp.	4,889	66,593
*	Black Knight, Inc.	139,839	7,640,803
*	Blackbaud, Inc.	87,616	6,076,608
*	Box, Inc., Class A	126,308	3,342,110
*	Brightcove, Inc.	20,580	85,201
	Broadcom, Inc.	284,762	178,403,393
*	Cadence Design Systems, Inc.	49,256	10,316,669
*	CalAmp Corp.	43,839	111,351
*	Calix, Inc.	158,187	7,229,146
*	Cambium Networks Corp.	14,819	224,360
#*	CCC Intelligent Solutions Holdings, Inc.	21,572	187,245
	CDW Corp.	187,327	31,768,786
*	Cerence, Inc.	76,264	1,948,545
*	CEVA, Inc.	48,328	1,214,483
*	Ciena Corp.	293,050	13,492,022
*	Cirrus Logic, Inc.	146,292	12,550,391
	Cisco Systems, Inc.	2,308,415	109,072,609
#*	Clearfield, Inc.	31,727	1,385,835
	Climb Global Solutions, Inc.	9,192	408,125
#*	Cloudflare, Inc., Class A	6,205	291,945

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Coda Octopus Group, Inc.	22,446	$179,344
	Cognex Corp.	86,749	4,137,060
	Cognizant Technology Solutions Corp., Class A	440,603	26,308,405
*	Cognyte Software Ltd.	144,448	600,904
#*	Coherent Corp.	111,706	3,813,643
*	Cohu, Inc.	130,441	4,414,123
*	CommScope Holding Co., Inc.	170,380	839,973
*	CommVault Systems, Inc.	30,502	1,777,352
*	Computer Task Group, Inc.	47,645	322,557
	Comtech Telecommunications Corp.	124,868	1,292,384
*	Confluent, Inc., Class A	19,898	437,756
*	Consensus Cloud Solutions, Inc.	45,092	1,683,284
#*	CoreCard Corp.	729	18,779
	Corning, Inc.	743,399	24,695,715
*	CPI Card Group, Inc.	215	9,002
#*	CPS Technologies Corp.	3,094	8,354
*	Crowdstrike Holdings, Inc., Class A	12,102	1,452,845
	CSP, Inc.	5,597	70,802
	CTS Corp.	77,908	3,054,773
*	CVD Equipment Corp.	2,767	28,389
*	Daktronics, Inc.	206,111	991,394
*	Data I/O Corp.	16,306	73,540
*	Datadog, Inc., Class A	14,735	992,844
	Dell Technologies, Inc., Class C	160,487	6,979,580
#*	Digi International, Inc.	76,996	2,322,199
#*	Digital Turbine, Inc.	48,053	563,662
*	Diodes, Inc.	130,146	10,372,636
*	DocuSign, Inc.	13,840	684,250
	Dolby Laboratories, Inc., Class A	117,937	9,870,148
*	DoubleVerify Holdings, Inc.	10,546	310,263
*	Dropbox, Inc., Class A	308,723	6,279,426
*	DXC Technology Co.	406,733	9,700,582
*	Dynatrace, Inc.	53,832	2,276,017
#*	DZS, Inc.	55,452	377,074
#	Ebix, Inc.	77,624	1,262,166
#*	Edgio, Inc.	206,795	136,692
*	eGain Corp.	48,808	358,251
*	Electro-Sensors, Inc.	1,588	7,241
*	EMCORE Corp.	72,739	79,286
*	EngageSmart, Inc.	2,646	45,432
*	Enphase Energy, Inc.	66,551	10,927,674
#	Entegris, Inc.	163,169	12,224,621
#*	Envestnet, Inc.	46,814	2,967,071
*	EPAM Systems, Inc.	35,260	9,958,834
*	ePlus, Inc.	71,642	3,119,293
*	Everspin Technologies, Inc.	2,019	12,558
*	Extreme Networks, Inc.	22,772	404,886
*	F5, Inc.	72,060	9,681,982
*	Fabrinet	88,036	8,359,018
*	Fair Isaac Corp.	37,770	27,494,671
#*	FARO Technologies, Inc.	53,087	1,239,581
*	Fastly, Inc., Class A	50,731	749,804
*	First Solar, Inc.	217,114	39,640,674
#*	Flex Ltd.	1,008,494	20,744,722
*	FormFactor, Inc.	195,926	5,350,739
*	Fortinet, Inc.	210,490	13,271,394
#*	Franklin Wireless Corp.	8,801	35,116
	Frequency Electronics, Inc.	36,985	240,772
*	Freshworks, Inc., Class A	24,578	328,362

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Gartner, Inc.	79,544	$24,058,878
	Gen Digital, Inc.	447,226	7,902,483
*	Genasys, Inc.	60,454	178,339
*	Globant SA.	41,877	6,569,245
*	GoDaddy, Inc., Class A	96,687	7,317,272
*	Grid Dynamics Holdings, Inc.	2,762	30,023
#*	GSI Technology, Inc.	60,553	93,252
*	Guidewire Software, Inc.	66,357	5,055,740
	Hackett Group, Inc.	105,620	1,960,307
#*	Harmonic, Inc.	259,780	3,660,300
	Hewlett Packard Enterprise Co.	1,175,649	16,835,294
	HP, Inc.	536,451	15,937,959
*	HubSpot, Inc.	5,453	2,295,440
#*	Ichor Holdings Ltd.	67,700	1,885,445
#*	Identiv, Inc.	30,918	170,049
	Immersion Corp.	62,202	409,911
#*	Infinera Corp.	41,463	262,461
*	Informatica, Inc., Class A	5,302	81,969
	Information Services Group, Inc.	115,883	589,844
#*	Insight Enterprises, Inc.	86,519	10,464,473
	Intel Corp.	1,953,693	60,681,705
#*	Intellicheck, Inc.	12,293	27,290
#	InterDigital, Inc.	88,259	5,978,665
	International Business Machines Corp.	703,932	88,984,044
*	inTEST Corp.	24,960	474,240
*	Intevac, Inc.	59,949	379,477
	Intuit, Inc.	60,759	26,973,958
*	IPG Photonics Corp.	85,508	9,831,710
*	Issuer Direct Corp.	7,605	143,184
*	Iteris, Inc.	87,120	401,623
*	Itron, Inc.	109,244	5,833,630
	Jabil, Inc.	545,108	42,600,190
#*	Jamf Holding Corp.	5,933	112,252
*	JFrog Ltd.	13,055	242,431
	Juniper Networks, Inc.	398,555	12,016,433
*	Key Tronic Corp.	22,454	153,810
*	Keysight Technologies, Inc.	173,657	25,117,748
*	Kimball Electronics, Inc.	47,292	951,988
	KLA Corp.	122,930	47,517,362
*	Knowles Corp.	437,426	7,383,751
#	Kulicke & Soffa Industries, Inc.	186,880	8,906,701
*	KVH Industries, Inc.	53,670	564,608
*	Kyndryl Holdings, Inc.	142,486	2,060,348
	Lam Research Corp.	144,358	75,655,141
*	Lantronix, Inc.	35,760	131,597
*	Lattice Semiconductor Corp.	167,024	13,311,813
*	LGL Group, Inc.	6,640	29,282
	Littelfuse, Inc.	58,078	14,068,815
*	LiveRamp Holdings, Inc.	152,789	3,680,687
*	Lumentum Holdings, Inc.	95,081	4,587,658
#*	Luna Innovations, Inc.	65,955	414,197
*	MACOM Technology Solutions Holdings, Inc.	102,186	5,961,531
*	Magnachip Semiconductor Corp.	83,558	741,995
*	Manhattan Associates, Inc.	143,352	23,750,559
	Marvell Technology, Inc.	412,775	16,296,357
*	MaxLinear, Inc.	138,012	3,330,230
#*	MeridianLink, Inc.	2,467	36,857
	Methode Electronics, Inc.	92,194	3,779,032
	Microchip Technology, Inc.	566,055	41,316,354

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Micron Technology, Inc.	750,261	$48,286,798
	Microsoft Corp.	4,545,568	1,396,671,224
#*	Mitek Systems, Inc.	69,635	628,108
#	MKS Instruments, Inc.	50,377	4,225,119
*	Model N, Inc.	743	22,884
#*	MongoDB, Inc.	7,294	1,750,268
	Monolithic Power Systems, Inc.	26,218	12,111,929
	Motorola Solutions, Inc.	52,044	15,165,622
*	M-Tron Industries, Inc.	3,320	38,973
#*	N-able, Inc.	1,650	21,038
#*	Napco Security Technologies, Inc.	59,390	1,841,090
	National Instruments Corp.	212,091	12,350,059
*	NCR Corp.	342,734	7,639,541
*	Neonode, Inc.	2,413	17,265
	NetApp, Inc.	262,486	16,507,745
*	NETGEAR, Inc.	88,648	1,252,596
*	NetScout Systems, Inc.	176,271	4,796,334
#*	NetSol Technologies, Inc.	27,104	64,236
#	Network-1 Technologies, Inc.	57,475	120,698
*	nLight, Inc.	32,754	287,253
*	Nortech Systems, Inc.	446	4,460
#*	Novanta, Inc.	63,865	9,761,127
	NVE Corp.	7,415	559,165
	NVIDIA Corp.	345,618	95,905,539
	NXP Semiconductors NV	82,783	13,554,888
*	Okta, Inc.	14,634	1,002,868
#*	Olo, Inc., Class A	38,303	262,376
*	ON Semiconductor Corp.	570,378	41,044,401
*	ON24, Inc.	8,622	75,011
#*	One Stop Systems, Inc.	21,252	51,855
*	OneSpan, Inc.	143,739	2,118,713
*	Onto Innovation, Inc.	123,072	9,966,371
*	Optical Cable Corp.	8,150	33,089
	Oracle Corp.	463,128	43,867,484
*	OSI Systems, Inc.	48,760	5,507,930
#*	Palantir Technologies, Inc., Class A	91,842	711,775
*	Palo Alto Networks, Inc.	34,785	6,346,871
#*	PAR Technology Corp.	5,101	156,040
	PC Connection, Inc.	68,869	2,773,355
	PCTEL, Inc.	173,857	827,559
*	PDF Solutions, Inc.	89,834	3,238,516
#*	Perficient, Inc.	89,548	5,813,456
	PFSweb, Inc.	74,009	297,516
*	Photronics, Inc.	331,515	4,793,707
#*	Pixelworks, Inc.	63,468	89,490
*	Plexus Corp.	86,602	7,575,077
#	Power Integrations, Inc.	124,140	9,034,909
*	Powerfleet, Inc.	9,933	28,508
*	PowerSchool Holdings, Inc., Class A	9,272	193,599
*	Procore Technologies, Inc.	300	16,023
#	Progress Software Corp.	134,361	7,373,732
*	PTC, Inc.	81,914	10,303,962
*	Pure Storage, Inc., Class A	179,745	4,103,578
*	Qorvo, Inc.	128,541	11,836,055
	QUALCOMM, Inc.	817,724	95,510,163
#*	Qualtrics International, Inc., Class A	43,892	786,984
*	Qualys, Inc.	76,204	8,606,480
#*	QuickLogic Corp.	8,226	44,832
*	Rambus, Inc.	288,458	12,790,228

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	RF Industries Ltd.	19,118	$77,046
*	Ribbon Communications, Inc.	356,561	912,796
#	Richardson Electronics Ltd.	28,815	444,615
#*	Rimini Street, Inc.	12,521	46,829
*	Rogers Corp.	40,264	6,480,491
	Roper Technologies, Inc.	42,200	19,191,716
*	Salesforce, Inc.	185,416	36,780,972
#*	Samsara, Inc., Class A	69,922	1,262,092
*	Sanmina Corp.	183,395	9,584,223
	Sapiens International Corp. NV	52,324	1,053,282
*	ScanSource, Inc.	123,840	3,387,024
	Seagate Technology Holdings PLC	257,472	15,131,629
#*	SecureWorks Corp., Class A	14,173	128,549
*	Semtech Corp.	128,025	2,495,207
*	ServiceNow, Inc.	15,136	6,953,781
#*	SigmaTron International, Inc.	9,201	20,886
*	Silicon Laboratories, Inc.	67,612	9,418,352
	Skyworks Solutions, Inc.	258,666	27,392,729
#*	SMART Global Holdings, Inc.	148,014	2,282,376
*	Snowflake, Inc., Class A	23,612	3,496,465
*	Socket Mobile, Inc.	3,691	6,459
*	SolarEdge Technologies, Inc.	20,505	5,856,843
*	SolarWinds Corp.	261,550	2,254,561
#*	Sono-Tek Corp.	696	3,793
#*	SoundThinking, Inc.	529	15,738
*	Splunk, Inc.	30,493	2,629,716
*	SPS Commerce, Inc.	43,929	6,470,742
*	Squarespace, Inc., Class A	13,756	427,812
††	SRAX, Inc.	3,513	351
#*	Stratasys Ltd.	312,547	4,488,175
*	Sumo Logic, Inc.	17,715	212,580
#*	Super Micro Computer, Inc.	46,252	4,876,348
*	Synaptics, Inc.	91,544	8,107,137
*	Synopsys, Inc.	28,109	10,437,434
	Taitron Components, Inc., Class A	1,484	5,268
	TD SYNNEX Corp.	158,296	14,094,676
	TE Connectivity Ltd.	215,681	26,392,884
*	Teledyne Technologies, Inc.	50,034	20,734,090
#*	Telos Corp.	14,459	24,580
*	Teradata Corp.	182,290	7,056,446
#	Teradyne, Inc.	253,971	23,207,870
*	TESSCO Technologies, Inc.	22,794	200,131
	Texas Instruments, Inc.	676,325	113,081,540
#*	TransAct Technologies, Inc.	17,129	95,922
*	Trimble, Inc.	235,510	11,092,521
*	Trio-Tech International	3,963	17,199
*	TSR, Inc.	1,081	8,043
*	TTM Technologies, Inc.	280,924	3,317,712
*	Turtle Beach Corp.	58,041	630,906
*	Twilio, Inc., Class A	18,985	998,801
*	Tyler Technologies, Inc.	18,698	7,087,103
#*	UiPath, Inc., Class A	157,194	2,213,292
*	Ultra Clean Holdings, Inc.	114,885	3,278,818
#*	Unisys Corp.	141,296	453,560
#*	Unity Software, Inc.	27,080	730,348
	Universal Display Corp.	36,693	4,897,048
*	Upland Software, Inc.	21,159	77,654
#*	Veeco Instruments, Inc.	142,797	2,630,321
*	Verint Systems, Inc.	132,787	4,845,398

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	VeriSign, Inc.	68,246	$15,136,963
#*	Vertex, Inc., Class A	2,317	47,846
*	Viant Technology, Inc., Class A	2,633	11,638
#*	Viasat, Inc.	126,831	4,442,890
*	Viavi Solutions, Inc.	496,738	4,450,772
#	Vishay Intertechnology, Inc.	322,340	6,862,619
*	Vishay Precision Group, Inc.	31,774	1,192,796
*	VMware, Inc., Class A	54,196	6,776,126
	Vontier Corp.	172,181	4,671,271
*	Western Digital Corp.	338,999	11,675,126
#*	WidePoint Corp.	2,899	5,450
*	Wireless Telecom Group, Inc.	55,860	100,548
#*	Wolfspeed, Inc.	100,664	4,685,909
*	Workday, Inc., Class A	13,900	2,587,346
	Xerox Holdings Corp.	370,354	5,803,447
#*	Xperi, Inc.	116,194	1,102,681
*	Yext, Inc.	42,888	376,557
*	Zebra Technologies Corp., Class A	50,016	14,406,108
*	Zoom Video Communications, Inc., Class A	25,472	1,564,745
*	Zscaler, Inc.	14,108	1,271,131

TOTAL INFORMATION TECHNOLOGY			5,967,333,609

MATERIALS — (4.7%)
*	Advanced Emissions Solutions, Inc.	90,608	167,625
	AdvanSix, Inc.	67,203	2,532,209
	Air Products & Chemicals, Inc.	96,668	28,455,192
	Albemarle Corp.	107,476	19,932,499
	Alcoa Corp.	352,172	13,079,668
#	Alpha Metallurgical Resources, Inc.	9,054	1,326,954
#*	Alto Ingredients, Inc.	136,760	179,156
	Amcor PLC	1,615,087	17,717,504
*	American Biltrite, Inc.	36	3,876
	American Vanguard Corp.	76,378	1,470,276
#*	Ampco-Pittsburgh Corp.	162,224	489,916
	AptarGroup, Inc.	162,513	19,259,416
*	Arconic Corp.	169,291	4,189,952
	Ardagh Metal Packaging SA	5,790	23,623
*	Ascent Industries Co.	24,899	236,292
	Ashland, Inc.	127,468	12,952,023
#*	ATI, Inc.	199,016	7,685,998
	Avery Dennison Corp.	136,814	23,871,307
	Avient Corp.	178,804	6,885,742
*	Axalta Coating Systems Ltd.	572,929	18,087,369
	Balchem Corp.	79,418	10,435,525
	Ball Corp.	338,707	18,012,438
	Berry Global Group, Inc.	323,985	18,729,573
#	Cabot Corp.	137,563	9,871,521
#	Caledonia Mining Corp. PLC	1,563	22,257
	Carpenter Technology Corp.	118,680	6,259,183
#	Celanese Corp.	130,115	13,823,418
#*	Century Aluminum Co.	290,611	2,496,348
	CF Industries Holdings, Inc.	376,519	26,951,230
	Chase Corp.	25,373	2,774,030
	Chemours Co.	288,167	8,377,015
*	Clearwater Paper Corp.	111,620	4,029,482
*	Cleveland-Cliffs, Inc.	891,858	13,716,776
#*	Coeur Mining, Inc.	580,125	1,972,425
	Commercial Metals Co.	311,174	14,528,714
	Compass Minerals International, Inc.	97,005	3,174,974

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Core Molding Technologies, Inc.	18,851	$353,456
	Corteva, Inc.	458,974	28,052,491
	Crown Holdings, Inc.	253,463	21,742,056
*	Dakota Gold Corp.	17,015	55,979
	Dow, Inc.	792,534	43,113,850
	DuPont de Nemours, Inc.	152,551	10,635,856
	Eagle Materials, Inc.	112,205	16,629,903
	Eastman Chemical Co.	156,668	13,202,412
	Ecolab, Inc.	91,823	15,411,572
*	Ecovyst, Inc.	109,710	1,245,208
	Element Solutions, Inc.	619,946	11,252,020
#*	Ferroglobe PLC	118,351	478,138
#	Flexible Solutions International, Inc.	1,236	3,745
#*	Flotek Industries, Inc.	503,089	331,033
	FMC Corp.	151,107	18,673,803
	Fortitude Gold Corp.	54,214	373,534
	Freeport-McMoRan, Inc.	1,347,461	51,082,247
	Friedman Industries, Inc.	15,398	171,688
#	FutureFuel Corp.	130,281	977,108
	Glatfelter Corp.	166,695	753,461
	Gold Resource Corp.	19,384	17,870
	Graphic Packaging Holding Co.	1,013,404	24,990,543
	Greif, Inc., Class A	75,813	4,760,298
#	Greif, Inc., Class B	32,148	2,531,334
	Hawkins, Inc.	60,754	2,450,816
	Haynes International, Inc.	32,819	1,542,821
	HB Fuller Co.	126,455	8,367,527
	Hecla Mining Co.	1,347,054	8,149,677
	Huntsman Corp.	569,356	15,253,047
*	Ingevity Corp.	100,470	7,207,718
	Innospec, Inc.	59,516	6,048,611
	International Flavors & Fragrances, Inc.	203,680	19,748,813
	International Paper Co.	445,579	14,753,121
#*	Intrepid Potash, Inc.	33,722	869,353
#	Kaiser Aluminum Corp.	34,717	2,281,601
	Koppers Holdings, Inc.	52,218	1,713,273
#	Kronos Worldwide, Inc.	170,735	1,587,835
	Linde PLC	183,953	67,961,436
#*	Livent Corp.	378,191	8,263,473
	Louisiana-Pacific Corp.	308,405	18,424,115
*	LSB Industries, Inc.	204,429	1,825,551
	LyondellBasell Industries NV, Class A	492,153	46,562,595
	Martin Marietta Materials, Inc.	58,468	21,235,578
	Materion Corp.	52,387	5,674,036
#	Mativ Holdings, Inc.	156,912	3,039,385
#	Mercer International, Inc.	179,703	1,748,510
	Minerals Technologies, Inc.	81,152	4,809,068
	Mosaic Co.	460,619	19,737,524
#*	MP Materials Corp.	78,640	1,704,129
	Myers Industries, Inc.	119,166	2,258,196
	NewMarket Corp.	21,784	8,704,886
	Newmont Corp.	528,515	25,051,611
#	Nexa Resources SA	10,918	65,508
	Northern Technologies International Corp.	17,402	199,775
	Nucor Corp.	366,177	54,260,108
*	O-I Glass, Inc.	389,062	8,742,223
	Olin Corp.	431,988	23,932,135
#	Olympic Steel, Inc.	54,092	2,519,064
#	Orion Engineered Carbons SA	26,123	632,438

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Packaging Corp. of America	172,965	$23,395,246
	Pactiv Evergreen, Inc.	4,011	31,687
	PPG Industries, Inc.	251,076	35,215,920
#	Quaker Chemical Corp.	2,856	533,015
#	Ramaco Resources, Inc.	18,463	150,104
*	Ranpak Holdings Corp.	4,961	20,241
#*	Rayonier Advanced Materials, Inc.	297,052	1,615,963
	Reliance Steel & Aluminum Co.	143,264	35,500,819
	Resolute Forest Products, Inc.	229,171	325,423
#	Royal Gold, Inc.	98,520	13,047,989
	RPM International, Inc.	231,586	18,997,000
	Ryerson Holding Corp.	111,001	4,192,508
	Schnitzer Steel Industries, Inc., Class A	74,622	2,155,830
#	Scotts Miracle-Gro Co.	118,088	7,889,459
	Sealed Air Corp.	185,813	8,917,166
	Sensient Technologies Corp.	92,373	6,878,094
	Sherwin-Williams Co.	184,804	43,898,342
	Silgan Holdings, Inc.	336,994	16,600,324
	Sonoco Products Co.	282,079	17,099,629
#	Southern Copper Corp.	99,431	7,639,284
	Steel Dynamics, Inc.	481,497	50,051,613
	Stepan Co.	67,327	6,207,549
*	Summit Materials, Inc., Class A	302,080	8,280,013
	SunCoke Energy, Inc.	198,945	1,547,792
#	Sylvamo Corp.	60,627	2,777,929
#*	TimkenSteel Corp.	177,100	2,964,654
#	Tredegar Corp.	113,552	1,065,118
	TriMas Corp.	121,631	3,090,644
#	Trinseo PLC	99,608	1,804,897
	Tronox Holdings PLC	385,176	5,273,059
#*	U.S. Gold Corp.	2,268	9,775
	U.S. Steel Corp.	518,453	11,862,205
#	United States Lime & Minerals, Inc.	14,087	2,266,598
*	Universal Stainless & Alloy Products, Inc.	32,024	303,267
	Vulcan Materials Co.	124,001	21,715,055
	Warrior Met Coal, Inc.	126,547	4,374,730
#	Westlake Corp.	140,920	16,033,878
	WestRock Co.	327,363	9,797,975
	Worthington Industries, Inc.	126,194	7,494,662

TOTAL MATERIALS			1,418,912,124

REAL ESTATE — (0.3%)
#*	AMREP Corp.	14,457	200,952
*	Anywhere Real Estate, Inc.	321,989	2,051,070
*	CBRE Group, Inc., Class A	360,063	27,602,430
#*	CKX Lands, Inc.	2,161	21,113
*	Comstock Holding Cos., Inc.	2,731	12,016
#*	Cushman & Wakefield PLC	76,211	750,678
	Douglas Elliman, Inc.	124,404	396,849
*	Fathom Holdings, Inc.	1,075	5,268
*	Five Point Holdings LLC, Class A	101,104	247,705
#*	Forestar Group, Inc.	32,817	634,681
*	FRP Holdings, Inc.	23,658	1,372,164
#*	Howard Hughes Corp.	90,582	7,008,329
*	InterGroup Corp.	677	27,405
*	Jones Lang LaSalle, Inc.	101,821	14,157,192
*	JW Mays, Inc.	2,713	119,996
#	Kennedy-Wilson Holdings, Inc.	336,154	5,640,664
#	Marcus & Millichap, Inc.	100,575	3,165,095

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
*	Maui Land & Pineapple Co., Inc.	13,708	$171,213
	Newmark Group, Inc., Class A	360,291	2,284,245
*	Rafael Holdings, Inc., Class B	38,641	81,146
#	RE/MAX Holdings, Inc., Class A	77,133	1,489,438
	RMR Group, Inc., Class A	21,961	521,574
#	St. Joe Co.	194,168	7,980,305
#	Stratus Properties, Inc.	22,438	480,173
*	Tejon Ranch Co.	78,933	1,363,962
*	Zillow Group, Inc., Class A	49,328	2,110,252
#*	Zillow Group, Inc., Class C	150,468	6,551,377

TOTAL REAL ESTATE			86,447,292

UTILITIES — (1.9%)
	AES Corp.	497,941	11,781,284
	ALLETE, Inc.	78,390	4,889,968
	Alliant Energy Corp.	141,127	7,781,743
	Ameren Corp.	144,378	12,845,311
	American Electric Power Co., Inc.	109,537	10,123,410
	American States Water Co.	56,210	4,988,638
	American Water Works Co., Inc.	105,607	15,656,238
#	Artesian Resources Corp., Class A	17,059	934,492
#	Atlantica Sustainable Infrastructure PLC	234,494	6,242,230
	Atmos Energy Corp.	78,451	8,954,397
#	Avangrid, Inc.	62,463	2,514,760
	Avista Corp.	102,191	4,503,557
	Black Hills Corp.	111,989	7,311,762
#	Brookfield Renewable Corp., Class A	69,657	2,327,240
	California Water Service Group	92,876	5,208,486
	CenterPoint Energy, Inc.	297,695	9,070,767
	Chesapeake Utilities Corp.	33,768	4,170,348
#	Clearway Energy, Inc., Class A	67,535	1,957,164
#	Clearway Energy, Inc., Class C	118,070	3,585,786
	CMS Energy Corp.	165,770	10,320,840
	Consolidated Edison, Inc.	139,189	13,705,941
	Consolidated Water Co. Ltd.	40,703	687,881
	Constellation Energy Corp.	93,591	7,243,943
	Dominion Energy, Inc.	170,652	9,751,055
	DTE Energy Co.	109,778	12,340,145
	Duke Energy Corp.	151,638	14,993,965
	Edison International	211,080	15,535,488
	Entergy Corp.	116,917	12,577,931
	Essential Utilities, Inc.	188,103	8,031,998
	Evergy, Inc.	171,898	10,676,585
	Eversource Energy	148,396	11,517,014
	Exelon Corp.	259,219	11,001,254
	FirstEnergy Corp.	314,908	12,533,338
	Genie Energy Ltd., Class B	60,892	948,088
	Global Water Resources, Inc.	1,921	21,073
	Hawaiian Electric Industries, Inc.	122,659	4,809,459
#	IDACORP, Inc.	68,279	7,587,163
	MGE Energy, Inc.	65,025	4,981,565
	Middlesex Water Co.	35,564	2,595,461
	National Fuel Gas Co.	93,204	5,210,104
	New Jersey Resources Corp.	192,921	9,962,440
	NextEra Energy, Inc.	427,752	32,778,636
	NiSource, Inc.	284,011	8,082,953
#	Northwest Natural Holding Co.	47,422	2,226,937
	NorthWestern Corp.	76,091	4,460,454
	NRG Energy, Inc.	651,199	22,251,470

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
UTILITIES — (Continued)
	OGE Energy Corp.	209,231	$7,854,532
#	ONE Gas, Inc.	84,597	6,509,739
#	Ormat Technologies, Inc.	137,949	11,837,404
#	Otter Tail Corp.	85,677	6,164,460
*	PG&E Corp.	712,198	12,185,708
	Pinnacle West Capital Corp.	101,396	7,955,530
	PNM Resources, Inc.	170,699	8,215,743
	Portland General Electric Co.	143,914	7,284,927
	PPL Corp.	447,715	12,858,375
	Public Service Enterprise Group, Inc.	241,400	15,256,480
*	Pure Cycle Corp.	41,462	409,230
	RGC Resources, Inc.	16,102	308,353
	Sempra Energy.	71,702	11,148,944
#	SJW Group.	63,604	4,828,816
	Southern Co.	226,157	16,633,847
	Southwest Gas Holdings, Inc.	73,783	4,131,848
	Spire, Inc.	73,774	4,996,713
#*	Sunnova Energy International, Inc.	78,520	1,410,219
	UGI Corp.	223,261	7,564,083
	Unitil Corp.	32,521	1,807,842
#	Via Renewables, Inc.	7,443	77,035
	Vistra Corp.	737,210	17,589,831
	WEC Energy Group, Inc.	133,404	12,829,463
	Xcel Energy, Inc.	213,294	14,911,384
	York Water Co.	29,489	1,239,718

TOTAL UTILITIES			577,690,986

TOTAL COMMON STOCKS			29,328,219,969

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	12,891	294,559

CONSUMER DISCRETIONARY — (0.0%)
#	Qurate Retail, Inc., 8.000%	15,643	479,458

INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	73,575	2,001,240

TOTAL PREFERRED STOCKS.			2,775,257

TOTAL INVESTMENT SECURITIES (Cost $13,266,509,803)			29,330,995,226

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 4.760%	255,182,570	255,182,570

SECURITIES LENDING COLLATERAL — (3.1%)
@§	The DFA Short Term Investment Fund	82,162,268	950,370,957

TOTAL INVESTMENTS — (100.0%) (Cost $14,471,936,337)			$30,536,548,753

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

As of April 30, 2023, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500 ® E-mini Index	1,209	06/16/23	$241,344,966	$253,194,825	$11,849,859

Total Futures Contracts			$241,344,966	$253,194,825	$11,849,859

Summary of the Portfolios investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$1,961,734,583	$142,790	—		$1,961,877,373
Consumer Discretionary	3,060,293,265	12,143,910	—		3,072,437,175
Consumer Staples	2,034,944,266	496,246	—		2,035,440,512
Energy	1,812,167,856	—	—		1,812,167,856
Financials	4,513,531,489	582,035	—		4,514,113,524
Health Care	3,493,886,592	5,454,500	$1,570,588		3,500,911,680
Industrials	4,379,068,873	1,802,797	16,168		4,380,887,838
Information Technology	5,966,769,596	563,662	351		5,967,333,609
Materials	1,418,586,701	325,423	—		1,418,912,124
Real Estate	86,327,296	119,996	—		86,447,292
Utilities	577,690,986	—	—		577,690,986
Preferred Stocks
Communication Services	294,559	—	—		294,559
Consumer Discretionary	479,458	—	—		479,458
Industrials	2,001,240	—	—		2,001,240
Temporary Cash Investments	255,182,570	—	—		255,182,570
Securities Lending Collateral	—	950,370,957	—		950,370,957
Futures Contracts**	11,849,859	—	—		11,849,859

TOTAL	$29,574,809,189	$972,002,316	$1,587,107	^	$30,548,398,612

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value†
COMMON STOCKS — (93.0%)
COMMUNICATION SERVICES — (5.7%)
	Activision Blizzard, Inc.	35,792	$2,781,396
*	Alphabet, Inc., Class A	204,320	21,931,709
*	Alphabet, Inc., Class C	174,880	18,925,514
*	Altice USA, Inc., Class A	31,187	109,155
*	AMC Networks, Inc., Class A	46,693	825,999
#*	Angi, Inc.	62,968	144,826
#*	Anterix, Inc.	2,469	77,971
	AT&T, Inc.	591,989	10,460,446
	ATN International, Inc.	17,671	639,160
*	Bandwidth, Inc., Class A	20,692	251,822
*	Boston Omaha Corp., Class A	16,757	342,848
*	Bumble, Inc., Class A	25,957	472,677
#	Cable One, Inc.	1,330	1,008,685
*	Cargurus, Inc.	32,833	539,775
*	Cars.com, Inc.	58,406	1,143,005
*	Charter Communications, Inc., Class A	6,662	2,456,279
#*	Cinemark Holdings, Inc.	48,992	826,985
	Cogent Communications Holdings, Inc.	17,652	1,218,694
	Comcast Corp., Class A	440,297	18,215,087
#*	comScore, Inc.	55,509	56,064
*	Consolidated Communications Holdings, Inc.	63,509	245,780
#*	Cumulus Media, Inc., Class A	667	2,345
*	Daily Journal Corp.	563	153,784
#	DallasNews Corp.	1,667	7,151
*	DHI Group, Inc.	42,317	155,303
#*	DISH Network Corp., Class A	117,268	880,683
*	EchoStar Corp., Class A	37,732	644,085
	Electronic Arts, Inc.	9,605	1,222,524
*	Emerald Holding, Inc.	3,272	12,139
#*	Endeavor Group Holdings, Inc., Class A	2,837	73,138
	Entravision Communications Corp., Class A	65,727	410,794
#*	EverQuote, Inc., Class A	11,338	79,026
*	EW Scripps Co., Class A	72,777	613,510
*	FG Group Holdings, Inc.	7,403	14,362
	Fox Corp., Class A	92,467	3,075,452
	Fox Corp., Class B	102,451	3,128,854
#*	Frontier Communications Parent, Inc.	49,921	1,125,219
*	Gaia, Inc.	9,523	28,950
#*	Gannett Co., Inc.	128,396	243,952
	Gray Television, Inc.	82,293	634,479
#	Gray Television, Inc., Class A	2,300	19,113
*	Harte Hanks, Inc.	2,751	23,218
*	IDT Corp., Class B	62,410	2,072,636
#*	iHeartMedia, Inc., Class A	107,845	374,222
#*	IMAX Corp.	43,682	915,138
*	Integral Ad Science Holding Corp.	32,098	504,902
	Interpublic Group of Cos., Inc.	80,376	2,871,835
	Iridium Communications, Inc.	65,223	4,139,704
	John Wiley & Sons, Inc., Class A	28,602	1,103,179
#	John Wiley & Sons, Inc., Class B	2,087	79,661
*	Lee Enterprises, Inc.	3,798	43,753
*	Liberty Broadband Corp., Class A	2,788	235,670
*	Liberty Broadband Corp., Class B	234	19,780

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Broadband Corp., Class C	37,226	$3,156,020
#*	Liberty Latin America Ltd., Class A	118,400	1,050,208
#*	Liberty Latin America Ltd., Class C	233,210	2,070,905
#*	Liberty Media Corp.-Liberty Braves, Class A	7,775	304,547
*	Liberty Media Corp.-Liberty Braves, Class B	93	4,604
*	Liberty Media Corp.-Liberty Braves, Class C	18,966	721,087
*	Liberty Media Corp.-Liberty Formula One, Class A	5,158	334,135
#*	Liberty Media Corp.-Liberty Formula One, Class C	37,385	2,698,823
*	Liberty Media Corp.-Liberty SiriusXM, Class A	13,224	371,594
*	Liberty Media Corp.-Liberty SiriusXM, Class B	309	9,100
*	Liberty Media Corp.-Liberty SiriusXM, Class C	49,556	1,384,595
#*	Lions Gate Entertainment Corp., Class A	44,192	508,208
#*	Lions Gate Entertainment Corp., Class B	93,098	993,356
*	Live Nation Entertainment, Inc.	11,490	778,792
#	Lumen Technologies, Inc.	627,754	1,487,777
*	Madison Square Garden Entertainment Corp.	22,059	711,844
	Madison Square Garden Sports Corp.	3,747	751,274
#*	Magnite, Inc.	85,791	806,435
#*	Marchex, Inc., Class B	16,221	30,333
#	Marcus Corp.	26,154	458,218
*	Match Group, Inc.	9,850	363,465
*	Meta Platforms, Inc., Class A	172,392	41,429,245
*	Netflix, Inc.	8,150	2,688,930
	New York Times Co., Class A	41,331	1,642,907
	News Corp., Class A	174,543	3,073,702
#	News Corp., Class B	90,843	1,612,463
	Nexstar Media Group, Inc.	33,521	5,814,218
#	Omnicom Group, Inc.	38,949	3,527,611
*	Ooma, Inc.	2,567	31,574
	Paramount Global, Class A	3,778	99,966
	Paramount Global, Class B	114,690	2,675,718
*	Pinterest, Inc., Class A	9,803	225,469
*	PubMatic, Inc., Class A	8,379	114,457
*	QuinStreet, Inc.	35,147	390,483
*	Quotient Technology, Inc.	24,406	68,825
#*	Reading International, Inc., Class A	38,223	123,460
*	Roku, Inc.	12,653	711,225
	Saga Communications, Inc., Class A	5,577	124,088
	Scholastic Corp.	33,683	1,295,785
*	Sciplay Corp., Class A	9,292	158,707
	Shenandoah Telecommunications Co.	57,187	1,190,062
	Shutterstock, Inc.	17,912	1,200,104
#	Sinclair Broadcast Group, Inc., Class A	43,919	873,549
#	Sirius XM Holdings, Inc.	120,878	459,336
#*	Sphere Entertainment Co.	22,059	620,740
	Spok Holdings, Inc.	28,056	343,125
*	Spotify Technology SA	5,966	797,058
*	Take-Two Interactive Software, Inc.	32,115	3,991,573
*	TechTarget, Inc.	17,658	601,961
	TEGNA, Inc.	194,817	3,331,371
	Telephone & Data Systems, Inc.	136,068	1,360,680
*	Thryv Holdings, Inc.	20,095	451,334
*	T-Mobile U.S., Inc.	48,874	7,032,969
	Townsquare Media, Inc., Class A	16,264	153,857
*	Trade Desk, Inc., Class A	8,822	567,608
#*	Travelzoo	12,456	92,797
*	TripAdvisor, Inc.	47,885	849,001
*	TrueCar, Inc.	67,934	174,590
#*	U.S. Cellular Corp.	8,049	170,961

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Urban One, Inc.	27,678	$160,809
*	Urban One, Inc.	4,808	34,329
	Verizon Communications, Inc.	566,316	21,990,050
*	Vimeo, Inc.	39,219	129,031
*	Walt Disney Co.	87,280	8,946,200
*	Warner Bros Discovery, Inc.	311,509	4,239,638
*	WideOpenWest, Inc.	45,003	514,384
#	World Wrestling Entertainment, Inc., Class A	10,889	1,166,974
*	Yelp, Inc.	40,602	1,214,812
*	Zedge, Inc., Class B	5,669	11,225
#*	Ziff Davis, Inc.	32,238	2,357,887

TOTAL COMMUNICATION SERVICES			257,414,606

CONSUMER DISCRETIONARY — (10.7%)
#	Cheesecake Factory, Inc.	26,709	899,826
#*	1-800-Flowers.com, Inc., Class A	39,182	360,866
*	1stdibs.com, Inc.	14,223	53,478
*	2U, Inc.	25,184	139,519
	Aaron’s Co., Inc.	37,551	501,306
*	Abercrombie & Fitch Co., Class A	58,127	1,368,310
#	Academy Sports & Outdoors, Inc.	62,116	3,945,608
#	Acushnet Holdings Corp.	69,470	3,482,531
*	Adient PLC	51,141	1,889,149
#	ADT, Inc.	180,143	1,206,958
*	Adtalem Global Education, Inc.	49,847	2,022,293
	Advance Auto Parts, Inc.	16,644	2,089,321
*	Amazon.com, Inc.	227,136	23,951,491
	AMCON Distributing Co.	438	81,030
*	American Axle & Manufacturing Holdings, Inc.	125,762	899,198
	American Eagle Outfitters, Inc.	133,690	1,790,109
*	American Outdoor Brands, Inc.	14,342	128,217
*	American Public Education, Inc.	25,590	145,863
#*	America’s Car-Mart, Inc.	10,033	806,553
*	Aptiv PLC	17,650	1,815,479
	Aramark	111,373	3,864,643
	Ark Restaurants Corp.	2,975	52,003
	Arko Corp.	8,342	69,739
*	Asbury Automotive Group, Inc.	19,530	3,778,274
	Autoliv, Inc.	26,841	2,303,226
*	AutoNation, Inc.	44,678	5,884,093
*	Barnes & Noble Education, Inc.	50,735	79,147
	Bassett Furniture Industries, Inc.	9,023	129,480
	Bath & Body Works, Inc.	16,472	578,167
*	Beazer Homes USA, Inc.	33,974	723,986
	Best Buy Co., Inc.	38,802	2,891,525
	Big 5 Sporting Goods Corp.	27,233	214,596
#	Big Lots, Inc.	38,202	343,436
*	Biglari Holdings, Inc., Class A	142	122,766
*	Biglari Holdings, Inc., Class B	1,757	304,312
*	BJ’s Restaurants, Inc.	25,838	840,769
#	Bloomin’ Brands, Inc.	44,701	1,107,244
#	Bluegreen Vacations Holding Corp.	4,277	123,135
*	Boot Barn Holdings, Inc.	35,095	2,543,335
	BorgWarner, Inc.	143,346	6,899,243
	Boyd Gaming Corp.	57,508	3,991,055
*	Bright Horizons Family Solutions, Inc.	15,179	1,155,425
*	Brinker International, Inc.	18,604	742,672
	Brunswick Corp.	50,302	4,265,107
#	Buckle, Inc.	25,922	869,165

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Build-A-Bear Workshop, Inc.	15,113	$350,622
*	Burlington Stores, Inc.	2,401	462,937
*	Caesars Entertainment, Inc.	17,048	772,104
#	Caleres, Inc.	41,504	946,291
	Camping World Holdings, Inc., Class A	10,608	237,513
#*	Capri Holdings Ltd.	44,674	1,853,971
*	CarMax, Inc.	59,186	4,144,796
#*	Carnival Corp.	43,104	396,988
*	CarParts.com, Inc.	2,107	9,987
	Carriage Services, Inc.	24,853	713,530
*	Carrols Restaurant Group, Inc.	41,335	159,140
#	Carter’s, Inc.	19,745	1,377,609
	Cato Corp., Class A	31,952	263,604
*	Cavco Industries, Inc.	7,684	2,306,890
	Century Communities, Inc.	28,311	1,906,463
*	Chegg, Inc.	76,327	1,372,359
#*	Chico’s FAS, Inc.	143,828	724,893
#*	Children’s Place, Inc.	14,364	425,749
#	Choice Hotels International, Inc.	8,184	1,043,624
#	Churchill Downs, Inc.	2,565	750,339
#*	Chuy’s Holdings, Inc.	14,866	518,526
*	Citi Trends, Inc.	8,687	149,938
#	Columbia Sportswear Co.	32,436	2,709,703
#*	Conn’s, Inc.	22,508	107,588
*	Container Store Group, Inc.	9,288	28,700
#*	Cooper-Standard Holdings, Inc.	15,357	206,552
*	Coursera, Inc.	8,253	102,667
#	Cracker Barrel Old Country Store, Inc.	16,117	1,710,981
#	Cricut, Inc., Class A	4,863	44,399
*	Crocs, Inc.	480	59,362
	Crown Crafts, Inc.	4,355	24,040
	Culp, Inc.	13,186	71,996
	Dana, Inc.	68,940	1,019,623
	Darden Restaurants, Inc.	16,601	2,522,190
*	Dave & Buster’s Entertainment, Inc.	24,291	861,359
*	Deckers Outdoor Corp.	10,419	4,994,243
*	Delta Apparel, Inc.	12,387	141,088
*	Denny’s Corp.	22,857	256,227
#	Designer Brands, Inc., Class A	37,142	304,193
#*	Destination XL Group, Inc.	21,721	95,355
	Dick’s Sporting Goods, Inc.	26,403	3,828,699
#	Dillard’s, Inc., Class A	25,677	7,661,760
	Dine Brands Global, Inc.	1,652	107,264
	Domino’s Pizza, Inc.	3,037	964,156
*	DoorDash, Inc., Class A	18,626	1,139,725
*	Dorman Products, Inc.	28,751	2,477,186
	DR Horton, Inc.	125,278	13,758,030
*	DraftKings, Inc., Class A	39,133	857,404
*	Duluth Holdings, Inc., Class B	3,783	23,682
	eBay, Inc.	25,601	1,188,654
*	Educational Development Corp.	6,574	13,871
	El Pollo Loco Holdings, Inc.	39,351	366,751
	Escalade, Inc.	12,824	193,899
#	Ethan Allen Interiors, Inc.	28,196	787,514
*	Etsy, Inc.	4,577	462,414
#*	European Wax Center, Inc., Class A	4,248	80,032
*	Expedia Group, Inc.	4,495	422,350
*	Fiesta Restaurant Group, Inc.	22,316	179,197
*	Five Below, Inc.	10,014	1,976,363

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Flanigan’s Enterprises, Inc.	1,001	$27,558
	Flexsteel Industries, Inc.	8,594	149,020
#*	Floor & Decor Holdings, Inc., Class A	15,459	1,535,697
#	Foot Locker, Inc.	59,658	2,505,039
	Ford Motor Co.	462,094	5,489,677
*	Fossil Group, Inc.	15,043	50,544
*	Fox Factory Holding Corp.	14,392	1,595,641
#	Franchise Group, Inc.	4,692	137,241
*	Frontdoor, Inc.	15,293	418,416
*	Full House Resorts, Inc.	19,188	135,084
#*	Funko, Inc., Class A	24,947	245,977
#	Gap, Inc.	184,953	1,775,549
	Garmin Ltd.	22,692	2,227,674
	General Motors Co.	208,405	6,885,701
*	Genesco, Inc.	14,308	495,915
	Gentex Corp.	155,770	4,297,694
*	Gentherm, Inc.	32,515	1,939,520
	Genuine Parts Co.	16,918	2,847,469
*	G-III Apparel Group Ltd.	56,994	894,806
#*	Good Times Restaurants, Inc.	3,814	10,069
*	Goodyear Tire & Rubber Co.	185,034	1,974,313
#*	GoPro, Inc., Class A	111,110	475,551
	Graham Holdings Co., Class B	4,229	2,434,086
*	Grand Canyon Education, Inc.	25,569	3,035,040
*	Green Brick Partners, Inc.	22,902	853,558
	Group 1 Automotive, Inc.	15,409	3,459,012
#*	GrowGeneration Corp.	41,350	141,417
#	Guess?, Inc.	46,868	883,462
	H&R Block, Inc.	34,561	1,171,964
	Hamilton Beach Brands Holding Co., Class A	15,306	153,213
#	Hanesbrands, Inc.	144,709	758,275
	Harley-Davidson, Inc.	66,129	2,453,386
	Hasbro, Inc.	16,501	977,189
#	Haverty Furniture Cos., Inc.	19,633	591,739
	Haverty Furniture Cos., Inc., Class A	1,796	53,871
#*	Helen of Troy Ltd.	20,370	2,043,926
#	Hibbett, Inc.	15,878	862,652
*	Hilton Grand Vacations, Inc.	13,880	594,064
	Hooker Furnishings Corp.	23,717	374,966
*	Hovnanian Enterprises, Inc., Class A	2,664	196,523
#*	Hyatt Hotels Corp., Class A	14,623	1,671,409
	Installed Building Products, Inc.	15,522	1,928,919
#	International Game Technology PLC	102,105	2,873,235
*	iRobot Corp.	19,545	768,705
*	J Jill, Inc.	915	22,628
	Jack in the Box, Inc.	6,082	563,741
*	JAKKS Pacific, Inc.	1,600	35,840
	Jerash Holdings US, Inc.	2,916	13,355
	Johnson Outdoors, Inc., Class A	12,917	749,186
	KB Home.	80,690	3,535,836
»	Kohl’s Corp.	103,004	2,269,178
#	Kontoor Brands, Inc.	24,669	1,114,299
*	Koss Corp.	833	3,524
#	Krispy Kreme, Inc.	7,917	121,763
#*	Kura Sushi USA, Inc., Class A	604	41,628
	Lakeland Industries, Inc.	7,500	90,375
*	Lands’ End, Inc.	34,301	245,938
*	Landsea Homes Corp.	2,909	19,199
*	Las Vegas Sands Corp.	15,717	1,003,530

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Laureate Education, Inc.	91,957	$1,139,347
	La-Z-Boy, Inc.	49,990	1,436,213
#	LCI Industries	25,955	2,931,877
	Lear Corp.	52,945	6,758,959
*	Legacy Housing Corp.	1,200	25,920
	Leggett & Platt, Inc.	56,008	1,809,618
	Lennar Corp., Class A	86,062	9,708,654
#	Lennar Corp., Class B	9,841	962,647
#*	Leslie’s, Inc.	10,853	117,755
#	Levi Strauss & Co., Class A	9,166	132,540
#*	LGI Homes, Inc.	24,836	2,950,517
#*	Life Time Group Holdings, Inc.	4,934	102,578
#	Lifetime Brands, Inc.	35,820	175,518
*	Light & Wonder, Inc.	19,895	1,199,470
#*	Lincoln Educational Services Corp.	12,212	71,196
#	Lithia Motors, Inc.	18,484	4,082,931
*	Live Ventures, Inc.	1,150	36,513
	LKQ Corp.	47,567	2,746,043
#*	LL Flooring Holdings, Inc.	25,614	84,270
#*	Lovesac Co.	12,689	333,594
*	M/I Homes, Inc.	33,882	2,291,778
	Macy’s, Inc.	243,055	3,971,519
*	Malibu Boats, Inc., Class A	21,691	1,230,964
	Marine Products Corp.	15,913	219,122
#*	MarineMax, Inc.	26,965	785,221
	Marriott Vacations Worldwide Corp.	32,640	4,392,038
*	MasterCraft Boat Holdings, Inc.	9,736	284,973
*	Mattel, Inc.	85,940	1,546,920
	McDonald’s Corp.	1,857	549,208
	MDC Holdings, Inc.	82,456	3,378,222
	Meritage Homes Corp.	35,556	4,552,946
	MGM Resorts International	55,466	2,491,533
*	Modine Manufacturing Co.	50,652	1,059,133
*	Mohawk Industries, Inc.	35,296	3,737,846
	Monarch Casino & Resort, Inc.	5,624	390,081
#	Monro, Inc.	30,744	1,502,767
#*	Motorcar Parts of America, Inc.	20,304	98,880
	Movado Group, Inc.	17,417	446,224
	Murphy USA, Inc.	12,927	3,557,898
	Nathan’s Famous, Inc.	4,206	313,978
#*	National Vision Holdings, Inc.	48,286	1,015,937
#*	Nautilus, Inc.	8,350	11,106
	Newell Brands, Inc.	295,559	3,591,042
	Nobility Homes, Inc.	1,284	33,063
*	Noodles & Co.	8,060	39,816
	Nordstrom, Inc.	34,419	532,118
*	NVR, Inc.	623	3,638,320
*	ODP Corp.	36,903	1,594,579
*	Ollie’s Bargain Outlet Holdings, Inc.	42,835	2,794,984
*	ONE Group Hospitality, Inc.	1,700	13,311
*	OneSpaWorld Holdings Ltd.	6,459	77,508
#	Oxford Industries, Inc.	16,622	1,715,224
#	Papa John’s International, Inc.	7,165	535,870
#	Patrick Industries, Inc.	24,604	1,688,573
#*	Penn Entertainment, Inc.	38,186	1,137,561
#	Penske Automotive Group, Inc.	69,663	9,653,899
*	Perdoceo Education Corp.	72,173	936,806
#	PetMed Express, Inc.	15,853	243,661
#*	Planet Fitness, Inc., Class A	9,900	823,086

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Playa Hotels & Resorts NV	130,771	$1,217,478
#	Polaris, Inc.	20,839	2,264,157
	Pool Corp.	1,426	500,982
*	Potbelly Corp.	8,889	93,157
	PulteGroup, Inc.	146,869	9,862,253
#	Purple Innovation, Inc.	46,779	138,934
	PVH Corp.	38,180	3,276,226
#*	QEP Co., Inc.	1,575	26,610
#*	QuantumScape Corp.	19,644	137,508
#*	Qurate Retail, Inc., Class A	250,486	199,537
	Ralph Lauren Corp.	24,732	2,838,986
	RCI Hospitality Holdings, Inc.	9,765	731,399
#*	Red Robin Gourmet Burgers, Inc.	3,839	50,176
	Red Rock Resorts, Inc., Class A	21,324	1,040,611
#*	Revolve Group, Inc.	9,318	192,417
#*	RH	6,650	1,696,614
#	Rocky Brands, Inc.	7,323	213,978
	Ross Stores, Inc.	14,432	1,540,327
*	Royal Caribbean Cruises Ltd.	11,741	768,214
	Ruth’s Hospitality Group, Inc.	27,514	444,626
#*	Sally Beauty Holdings, Inc.	105,122	1,495,886
*	SeaWorld Entertainment, Inc.	28,528	1,530,812
	Service Corp. International	89,573	6,287,129
*	Shake Shack, Inc., Class A	14,745	808,173
#	Shoe Carnival, Inc.	30,438	707,684
#	Signet Jewelers Ltd.	46,478	3,419,851
*	Skechers USA, Inc., Class A	89,150	4,741,888
*	Skyline Champion Corp.	43,338	3,214,379
*	Sleep Number Corp.	12,790	288,415
#	Smith & Wesson Brands, Inc.	64,994	781,228
*	Solo Brands, Inc., Class A	3,537	28,261
	Sonic Automotive, Inc., Class A	40,894	1,820,601
#*	Sonos, Inc.	67,525	1,427,478
#*	Sportsman’s Warehouse Holdings, Inc.	37,037	230,370
	Standard Motor Products, Inc.	30,561	1,100,502
	Steven Madden Ltd.	64,835	2,271,818
#*	Stitch Fix, Inc., Class A	38,129	130,020
*	Stoneridge, Inc.	31,731	597,495
#	Strategic Education, Inc.	24,634	2,167,792
*	Strattec Security Corp.	3,345	64,893
*	Stride, Inc.	46,169	1,983,420
	Superior Group of Cos., Inc.	29,554	230,521
*	Superior Industries International, Inc.	2,376	11,666
*	Sypris Solutions, Inc.	12,526	24,676
#*»	Tandy Leather Factory, Inc.	2,500	10,700
	Tapestry, Inc.	157,237	6,416,842
*	Taylor Morrison Home Corp.	114,538	4,935,442
	Tempur Sealy International, Inc.	35,385	1,325,876
	Texas Roadhouse, Inc.	21,627	2,392,379
#	Thor Industries, Inc.	33,052	2,611,769
#*	Tile Shop Holdings, Inc.	30,029	140,836
#*	Tilly’s, Inc., Class A	29,187	219,194
	Toll Brothers, Inc.	94,747	6,055,281
*	TopBuild Corp.	28,635	6,456,620
*	Topgolf Callaway Brands Corp.	118,166	2,619,740
#*	Toughbuilt Industries, Inc.	4,204	3,784
	Tractor Supply Co.	17,500	4,172,000
»	Travel & Leisure Co.	18,662	714,195
*	TravelCenters of America, Inc.	10,101	869,999

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Tri Pointe Homes, Inc.	103,909	$2,980,110
*	Twin Vee PowerCats Co.	2,917	3,938
*	Ulta Beauty, Inc.	6,395	3,526,395
*	Under Armour, Inc., Class A	132,412	1,174,494
*	Under Armour, Inc., Class C	101,751	818,078
*	Unifi, Inc.	17,499	153,641
*	Universal Electronics, Inc.	13,337	134,037
*	Universal Technical Institute, Inc.	33,658	237,625
#	Upbound Group, Inc.	30,347	809,051
*	Urban Outfitters, Inc.	135,047	3,654,372
	Vail Resorts, Inc.	5,219	1,255,274
	Valvoline, Inc.	31,325	1,082,279
*	Vera Bradley, Inc.	36,774	192,696
	VF Corp.	20,136	473,397
*	Victoria’s Secret & Co.	5,490	170,245
#*	Vince Holding Corp.	1,700	11,645
#*	Vista Outdoor, Inc.	65,311	1,573,995
*	Visteon Corp.	16,990	2,385,226
*	Vizio Holding Corp., Class A	10,564	90,533
*	VOXX International Corp.	36,231	462,670
	Wendy’s Co.	112,635	2,489,233
#	Weyco Group, Inc.	10,880	295,283
	Whirlpool Corp.	23,870	3,332,013
#	Williams-Sonoma, Inc.	31,734	3,841,083
	Wingstop, Inc.	6,181	1,236,880
	Winmark Corp.	2,807	937,313
#	Winnebago Industries, Inc.	36,274	2,108,970
	Wolverine World Wide, Inc.	42,169	705,909
	Wyndham Hotels & Resorts, Inc.	19,618	1,338,340
*	Wynn Resorts Ltd.	7,029	803,274
*	YETI Holdings, Inc.	14,854	585,990
*††	Zagg, Inc.	25,325	0
#*	Zumiez, Inc.	29,480	515,458

TOTAL CONSUMER DISCRETIONARY			482,922,651

CONSUMER STAPLES — (5.1%)
#	Alico, Inc.	11,914	280,694
	Andersons, Inc.	34,511	1,542,642
	Archer-Daniels-Midland Co.	75,839	5,921,509
	B&G Foods, Inc.	42,598	683,272
*	BellRing Brands, Inc.	80,404	2,893,740
*	BJ’s Wholesale Club Holdings, Inc.	19,268	1,471,497
*	Boston Beer Co., Inc. , Class A	2,839	901,411
*	Bridgford Foods Corp.	4,114	53,050
#	Brown-Forman Corp., Class A	3,283	216,284
	Brown-Forman Corp., Class B	800	52,072
	Bunge Ltd.	94,400	8,835,840
#	Calavo Growers, Inc.	12,517	400,043
#	Cal-Maine Foods, Inc.	37,112	1,762,820
	Campbell Soup Co.	66,808	3,627,674
	Casey’s General Stores, Inc.	18,796	4,300,901
*	Celsius Holdings, Inc.	3,888	371,576
#*	Central Garden & Pet Co.	20,939	771,393
*	Central Garden & Pet Co., Class A	49,488	1,748,411
*	Chefs’ Warehouse, Inc.	40,811	1,357,374
	Church & Dwight Co., Inc.	20,030	1,945,314
	Coca-Cola Co.	42,381	2,718,741
	Coca-Cola Consolidated, Inc.	7,611	4,486,380
*	Coffee Holding Co., Inc.	1,900	3,021

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Conagra Brands, Inc.	64,281	$2,440,107
	Constellation Brands, Inc., Class A	7,145	1,639,563
	Costco Wholesale Corp.	7,743	3,896,432
*	Coty, Inc., Class A	172,064	2,042,400
*	Darling Ingredients, Inc.	65,425	3,897,367
	Dollar General Corp.	11,806	2,614,557
*	Dollar Tree, Inc.	31,716	4,875,066
*	Duckhorn Portfolio, Inc.	54,109	817,046
#	Edgewell Personal Care Co.	52,483	2,291,933
#*	elf Beauty, Inc.	45,692	4,238,390
	Energizer Holdings, Inc.	40,956	1,369,159
*	Farmer Bros Co.	14,454	41,194
#	Flowers Foods, Inc.	126,752	3,486,948
	Fresh Del Monte Produce, Inc.	60,762	1,744,477
#*	Fresh Market, Inc.	6,378	0
#*	Freshpet, Inc.	10,006	690,114
	General Mills, Inc.	39,083	3,463,926
#*	Grocery Outlet Holding Corp.	66,958	1,994,009
*	Hain Celestial Group, Inc.	48,656	872,402
*	Herbalife Ltd.	22,190	329,743
#*	Honest Co., Inc.	50,292	83,485
#	Hormel Foods Corp.	45,106	1,824,087
*	Hostess Brands, Inc.	117,508	3,027,006
	Ingles Markets, Inc., Class A	13,131	1,208,577
	Ingredion, Inc.	44,866	4,763,423
	Inter Parfums, Inc.	25,661	3,895,083
#	J & J Snack Foods Corp.	12,350	1,892,020
	J M Smucker Co.	38,387	5,927,337
	John B Sanfilippo & Son, Inc.	13,938	1,448,855
	Kellogg Co.	32,803	2,288,665
	Keurig Dr Pepper, Inc.	56,539	1,848,825
	Kraft Heinz Co.	77,535	3,044,799
	Kroger Co.	148,256	7,209,689
	Lamb Weston Holdings, Inc.	5,072	567,100
	Lancaster Colony Corp.	9,836	2,056,904
	Lifevantage Corp.	3,901	12,873
#*	Lifeway Foods, Inc.	6,493	38,958
	Limoneira Co.	14,670	245,136
#	Mannatech, Inc.	99	1,211
	McCormick & Co., Inc.	23,510	2,065,353
	McCormick & Co., Inc.	2,128	184,498
#	Medifast, Inc.	10,658	976,806
#	MGP Ingredients, Inc.	22,542	2,224,445
#*	Mission Produce, Inc.	7,780	88,614
	Molson Coors Beverage Co., Class B	43,945	2,613,849
	Mondelez International, Inc., Class A	66,070	5,068,890
*	Monster Beverage Corp.	27,050	1,514,800
#*	National Beverage Corp.	20,130	1,000,461
*	Natural Alternatives International, Inc.	8,015	71,414
	Natural Grocers by Vitamin Cottage, Inc.	14,428	155,678
*	Nature’s Sunshine Products, Inc.	15,233	166,954
	Nu Skin Enterprises, Inc., Class A	39,542	1,560,327
#	Oil-Dri Corp. of America	4,973	210,756
*	Performance Food Group Co.	67,726	4,245,743
	Philip Morris International, Inc.	24,545	2,453,764
*	Pilgrim’s Pride Corp.	97,831	2,231,525
*	Post Holdings, Inc.	62,190	5,627,573
	PriceSmart, Inc.	19,327	1,424,013
	Procter & Gamble Co.	90,151	14,097,813

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Reynolds Consumer Products, Inc.	3,464	$97,096
*	Rocky Mountain Chocolate Factory, Inc.	5,160	27,761
	Seaboard Corp.	618	2,435,581
*	Seneca Foods Corp., Class A	6,380	303,688
*	Seneca Foods Corp., Class B	1,251	59,272
*	Simply Good Foods Co.	75,394	2,742,080
#*»	Sovos Brands, Inc.	4,230	72,545
	SpartanNash Co.	41,900	1,027,388
	Spectrum Brands Holdings, Inc.	25,661	1,706,457
#*	Sprouts Farmers Market, Inc.	78,613	2,724,727
	Target Corp.	27,480	4,334,970
#*	Thorne HealthTech, Inc.	16,284	71,812
#	Tootsie Roll Industries, Inc.	30,601	1,250,969
*	TreeHouse Foods, Inc.	51,287	2,731,033
	Turning Point Brands, Inc.	14,313	340,506
	Tyson Foods, Inc., Class A	113,483	7,091,553
*	U.S. Foods Holding Corp.	57,892	2,223,053
*	United Natural Foods, Inc.	67,619	1,843,970
	United-Guardian, Inc.	1,872	18,027
	Universal Corp.	29,225	1,604,160
#*	Upexi, Inc.	2,664	10,576
*	USANA Health Sciences, Inc.	19,418	1,288,773
	Utz Brands, Inc.	2,046	38,690
	Vector Group Ltd.	34,078	434,154
	Village Super Market, Inc., Class A	12,152	266,007
*	Vita Coco Co., Inc.	3,645	78,914
*	Vital Farms, Inc.	3,810	49,073
	Walgreens Boots Alliance, Inc.	133,350	4,700,587
	Walmart, Inc.	63,339	9,562,289
#	WD-40 Co.	6,701	1,275,870
#	Weis Markets, Inc.	23,728	1,957,323
#*	Whole Earth Brands, Inc.	11,119	26,686
*	Willamette Valley Vineyards, Inc.	800	4,856

TOTAL CONSUMER STAPLES			230,858,247

ENERGY — (8.0%)
	Adams Resources & Energy, Inc.	4,112	156,667
#*	Amplify Energy Corp.	9,303	64,284
#	Antero Midstream Corp.	382,870	4,119,681
*	Antero Resources Corp.	253,676	5,832,011
	APA Corp.	21,097	777,424
	Arch Resources, Inc.	13,781	1,684,727
	Archrock, Inc.	247,933	2,551,231
	Ardmore Shipping Corp.	48,293	709,424
	Baker Hughes Co.	159,850	4,674,014
*	Battalion Oil Corp.	8,207	57,777
	Berry Corp.	58,449	446,550
*	Bristow Group, Inc.	7,758	173,546
	Cactus, Inc., Class A	26,100	1,056,528
	California Resources Corp.	45,439	1,840,280
#*	Callon Petroleum Co.	32,320	1,071,085
*	Centrus Energy Corp., Class A	1,800	52,740
	ChampionX Corp.	80,947	2,192,045
	Cheniere Energy, Inc.	10,173	1,556,469
#	Chesapeake Energy Corp.	54,858	4,535,659
	Chevron Corp.	193,378	32,599,663
	Chord Energy Corp.	22,221	3,162,715
#	Civitas Resources, Inc.	603	41,637
#*	Clean Energy Fuels Corp.	221,737	946,817

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#*	CNX Resources Corp.	208,465	$3,237,461
#	Comstock Resources, Inc.	210,476	2,420,474
	ConocoPhillips	107,669	11,078,063
	CONSOL Energy, Inc.	36,002	2,136,359
#	Core Laboratories NV	31,613	711,609
#	Coterra Energy, Inc.	441,905	11,312,768
#	CVR Energy, Inc.	42,430	1,117,606
	Delek U.S. Holdings, Inc.	71,468	1,554,429
*	Denbury, Inc.	30,788	2,874,983
	Devon Energy Corp.	128,907	6,887,501
	DHT Holdings, Inc.	185,564	1,761,002
	Diamondback Energy, Inc.	87,509	12,443,780
*	DMC Global, Inc.	11,853	224,496
	Dorian LPG Ltd.	45,854	1,018,876
*	Dril-Quip, Inc.	41,230	1,124,754
*	DT Midstream, Inc.	45,032	2,218,727
#*	Empire Petroleum Corp.	179	1,942
	Energy Services of America Corp.	4,053	8,106
	EnLink Midstream LLC	301,646	2,959,147
	EOG Resources, Inc.	74,939	8,952,962
#	Epsilon Energy Ltd.	15,216	81,558
#	EQT Corp.	216,761	7,551,953
	Equitrans Midstream Corp.	234,111	1,205,672
	Evolution Petroleum Corp.	34,987	230,564
*	Expro Group Holdings NV	11,182	222,410
	Exxon Mobil Corp.	313,493	37,098,762
*	Forum Energy Technologies, Inc.	3,812	84,474
*	Geospace Technologies Corp.	7,440	53,717
#*	Green Plains, Inc.	43,687	1,492,785
*	Gulf Island Fabrication, Inc.	10,040	34,939
#*	Gulfport Energy Corp.	7,033	636,205
*	Hallador Energy Co.	11,287	90,747
	Halliburton Co.	110,561	3,620,873
*	Helix Energy Solutions Group, Inc.	155,684	1,128,709
	Helmerich & Payne, Inc.	63,879	2,118,228
	Hess Corp.	33,658	4,882,429
	HF Sinclair Corp.	169,076	7,457,942
#	International Seaways, Inc.	32,840	1,307,689
	Kinder Morgan, Inc.	244,405	4,191,546
*	Kosmos Energy Ltd.	152,106	973,478
	Liberty Energy, Inc.	166,725	2,135,747
#	Magnolia Oil & Gas Corp., Class A	101,530	2,144,314
*	Mammoth Energy Services, Inc.	4,793	17,686
	Marathon Oil Corp.	323,936	7,826,294
	Marathon Petroleum Corp.	85,987	10,490,414
	Matador Resources Co.	96,926	4,752,282
	Mexco Energy Corp.	4,700	55,648
	Murphy Oil Corp.	130,435	4,788,269
#*	Nabors Industries Ltd.	11,678	1,164,764
	NACCO Industries, Inc., Class A	6,859	247,747
#*	National Energy Services Reunited Corp.	12,444	37,954
*	Natural Gas Services Group, Inc.	10,917	112,445
*	NCS Multistage Holdings, Inc.	1,080	22,302
#	New Fortress Energy, Inc.	18,395	557,185
*	Newpark Resources, Inc.	90,911	363,644
#*	NexTier Oilfield Solutions, Inc.	191,354	1,546,140
#*	Nine Energy Service, Inc.	7,572	29,228
#*	Noble Corp. PLC	38,125	1,465,906
#	Nordic American Tankers Ltd.	194,274	685,787

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	NOV, Inc.	169,517	$2,839,410
	Occidental Petroleum Corp.	118,726	7,305,211
*	Oceaneering International, Inc.	90,141	1,598,200
*	Oil States International, Inc.	77,668	546,783
	ONEOK, Inc.	71,124	4,652,221
*	Overseas Shipholding Group, Inc., Class A	41,462	159,214
	Ovintiv, Inc.	74,736	2,696,475
*	Par Pacific Holdings, Inc.	69,312	1,623,980
	Patterson-UTI Energy, Inc.	162,481	1,818,162
	PBF Energy, Inc., Class A	108,386	3,778,336
	PDC Energy, Inc.	81,735	5,316,862
*	Peabody Energy Corp.	96,780	2,324,656
	Permian Resources Corp.	257,561	2,691,512
	Phillips 66	58,638	5,805,162
#	PHX Minerals, Inc.	30,919	83,790
	Pioneer Natural Resources Co.	27,646	6,014,387
*	PrimeEnergy Resources Corp.	1,031	89,063
*	ProPetro Holding Corp.	121,593	843,855
	Range Resources Corp.	176,353	4,664,537
*	Ranger Energy Services, Inc.	2,026	22,691
#	Ranger Oil Corp., Class A	13,367	550,720
*	REX American Resources Corp.	16,597	469,529
	Riley Exploration Permian, Inc.	1,159	48,690
#	RPC, Inc.	160,645	1,187,167
#*	SandRidge Energy, Inc.	35,627	504,835
	Schlumberger NV	111,868	5,520,686
	Scorpio Tankers, Inc.	45,654	2,385,421
*	SEACOR Marine Holdings, Inc.	16,915	141,071
	Select Energy Services, Inc., Class A	85,155	632,702
	SFL Corp. Ltd.	196,602	1,787,112
	Sitio Royalties Corp., Class A	21,394	543,194
	SM Energy Co.	116,907	3,282,749
*	Smart Sand, Inc.	4,961	8,533
	Solaris Oilfield Infrastructure, Inc., Class A	35,470	272,410
*	Southwestern Energy Co.	522,011	2,709,237
#*	Stabilis Solutions, Inc.	2,037	6,580
*	Talos Energy, Inc.	76,260	1,039,424
	Targa Resources Corp.	53,518	4,042,215
*	TechnipFMC PLC	239,042	3,272,485
*	Teekay Corp.	34,055	192,411
*	Teekay Tankers Ltd., Class A	31,849	1,289,566
#*	TETRA Technologies, Inc.	23,409	66,716
#	Texas Pacific Land Corp.	67	99,003
*	Tidewater, Inc.	22,177	998,630
#*	Transocean Ltd.	450,842	2,659,968
*	U.S. Silica Holdings, Inc.	78,875	1,029,319
*	Valaris Ltd.	9,315	558,900
	Valero Energy Corp.	55,971	6,418,195
#*	Vital Energy, Inc.	16,800	781,704
	Vitesse Energy, Inc.	17,411	320,362
*	W&T Offshore, Inc.	12,251	53,537
*	Weatherford International PLC	25,310	1,635,785
	Williams Cos., Inc.	101,371	3,067,486
	World Fuel Services Corp.	53,103	1,255,355

TOTAL ENERGY			360,962,659

FINANCIALS — (20.0%)
	1st Source Corp.	39,221	1,634,731
*	Acacia Research Corp.	30,327	116,759

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	ACNB Corp.	7,905	$239,759
	Affiliated Managers Group, Inc.	28,014	4,044,661
*	Affinity Bancshares, Inc.	610	9,004
	Aflac, Inc.	92,218	6,441,427
	Alerus Financial Corp.	3,731	53,689
	Allstate Corp.	65,280	7,556,813
	Ally Financial, Inc.	188,760	4,979,489
#	Amalgamated Financial Corp.	17,768	289,263
#	A-Mark Precious Metals, Inc.	24,656	882,685
*	Ambac Financial Group, Inc.	20,986	334,727
	Amerant Bancorp, Inc.	5,350	99,510
	American Equity Investment Life Holding Co.	79,259	3,054,642
	American Express Co.	33,003	5,324,704
	American Financial Group, Inc.	33,279	4,084,332
	American International Group, Inc.	163,720	8,683,709
#	American National Bankshares, Inc.	9,565	276,333
	Ameriprise Financial, Inc.	14,077	4,295,174
	Ameris Bancorp	58,199	1,949,666
	AMERISAFE, Inc.	21,486	1,195,696
	AmeriServ Financial, Inc.	15,921	46,330
	Ames National Corp.	7,690	148,109
	Apollo Global Management, Inc.	43,496	2,757,211
*	Arch Capital Group Ltd.	105,193	7,896,839
	Ares Management Corp., Class A	4,739	415,089
	Argo Group International Holdings Ltd.	32,130	944,943
	Arrow Financial Corp.	16,719	360,963
	Arthur J Gallagher & Co.	14,066	2,926,572
#	Artisan Partners Asset Management, Inc., Class A	20,958	726,614
*	AssetMark Financial Holdings, Inc.	9,935	304,806
	Associated Banc-Corp	125,354	2,235,062
	Associated Capital Group, Inc., Class A	2,402	89,667
	Assurant, Inc.	40,745	5,016,932
	Assured Guaranty Ltd.	66,849	3,601,156
	Atlantic American Corp.	5,179	11,342
#	Atlantic Union Bankshares Corp.	72,661	2,079,558
#*	Atlanticus Holdings Corp.	19,831	578,272
	Auburn National BanCorp, Inc.	2,722	60,020
*	Avantax, Inc.	51,074	1,295,747
*»	AvidXchange Holdings, Inc.	14,961	111,160
	Axis Capital Holdings Ltd.	57,026	3,224,250
*	Axos Financial, Inc.	53,309	2,168,077
#	B Riley Financial, Inc.	4,535	142,852
	Banc of California, Inc.	53,725	609,779
#	BancFirst Corp.	39,183	3,130,330
*	Bancorp, Inc.	51,310	1,637,302
	Bank of America Corp.	491,054	14,378,061
#	Bank of Hawaii Corp.	33,585	1,626,522
	Bank of Marin Bancorp	16,358	288,392
	Bank of New York Mellon Corp.	145,973	6,216,990
	Bank of NT Butterfield & Son Ltd.	46,046	1,184,764
#	Bank of South Carolina Corp.	3,898	55,352
	Bank of the James Financial Group, Inc.	1,690	16,173
	Bank OZK	80,917	2,890,355
	Bank7 Corp.	3,833	91,915
	BankFinancial Corp.	21,510	177,995
	BankUnited, Inc.	77,053	1,737,545
	Bankwell Financial Group, Inc.	4,462	103,786
	Banner Corp.	30,684	1,531,745
	Bar Harbor Bankshares	12,235	303,428

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	BayCom Corp.	7,342	$122,465
#	BCB Bancorp, Inc.	19,282	227,528
*	Berkshire Hathaway, Inc., Class B	110,049	36,156,599
	Berkshire Hills Bancorp, Inc.	53,267	1,132,989
	BGC Partners, Inc., Class A	203,956	923,921
	BlackRock, Inc.	6,183	4,150,030
*	Block, Inc.	13,547	823,522
#*	Blue Foundry Bancorp	2,619	25,195
	Blue Ridge Bankshares, Inc.	3,670	35,489
#*	BM Technologies, Inc.	3,884	11,652
	BOK Financial Corp.	49,055	4,114,243
#	Bread Financial Holdings, Inc.	40,226	1,110,238
*	Bridgewater Bancshares, Inc.	12,889	128,246
*	Brighthouse Financial, Inc.	68,814	3,041,579
	Brightsphere Investment Group, Inc.	21,135	477,228
	Brookline Bancorp, Inc.	98,791	942,461
	Brown & Brown, Inc.	39,544	2,546,238
#*	BRP Group, Inc., Class A	1,933	48,692
	Business First Bancshares, Inc.	13,511	208,340
	Byline Bancorp, Inc.	9,818	189,978
	C&F Financial Corp.	4,203	223,810
#	Cadence Bank	134,820	2,726,060
*	California BanCorp	1,994	35,214
*	California First Leasing Corp.	3,253	50,584
	Cambridge Bancorp	6,744	348,328
#	Camden National Corp.	18,415	588,359
*	Cannae Holdings, Inc.	74,786	1,364,097
*	Cantaloupe, Inc.	7,057	38,884
	Capital Bancorp, Inc.	3,304	55,672
	Capital City Bank Group, Inc.	20,372	620,531
	Capital One Financial Corp.	56,876	5,534,035
#	Capitol Federal Financial, Inc.	126,503	784,319
#	Capstar Financial Holdings, Inc.	11,979	160,279
#	Carlyle Group, Inc.	56,321	1,708,216
#*	Carter Bankshares, Inc.	1,237	15,895
*	Carver Bancorp, Inc.	1,815	8,168
	Cass Information Systems, Inc.	12,382	452,934
	Cathay General Bancorp	70,157	2,235,904
#	CB Financial Services, Inc.	960	20,664
	Cboe Global Markets, Inc.	11,984	1,674,165
*	CCUR Holdings, Inc.	2	6,600
	Central Pacific Financial Corp.	24,880	395,094
	Central Valley Community Bancorp	13,842	202,093
#	CF Bankshares, Inc.	1,469	24,885
	Charles Schwab Corp.	59,213	3,093,287
	Chemung Financial Corp.	3,608	144,861
	Chubb Ltd.	25,440	5,127,686
	Cincinnati Financial Corp.	61,758	6,573,522
	Citigroup, Inc.	117,753	5,542,634
#	Citizens & Northern Corp.	12,891	246,218
	Citizens Community Bancorp, Inc.	4,408	44,433
	Citizens Financial Group, Inc.	158,104	4,891,738
#	Citizens Financial Services, Inc.	129	11,170
#	Citizens Holding Co.	2,806	36,029
#*	Citizens, Inc.	46,149	86,299
#	City Holding Co.	13,464	1,227,782
	Civista Bancshares, Inc.	15,887	252,127
	CME Group, Inc.	14,913	2,770,388
	CNA Financial Corp.	18,368	714,699

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	CNB Financial Corp.	19,895	$373,230
	CNO Financial Group, Inc.	16,341	366,692
#*	Coastal Financial Corp.	800	29,000
	Codorus Valley Bancorp, Inc.	9,206	180,990
	Cohen & Co., Inc.	326	2,116
	Cohen & Steers, Inc.	29,832	1,791,710
*	Coinbase Global, Inc., Class A	7,571	407,244
	Colony Bankcorp, Inc.	9,574	94,591
	Columbia Banking System, Inc.	175,426	3,747,099
#*	Columbia Financial, Inc.	44,039	738,974
	Comerica, Inc.	55,383	2,401,961
#	Commerce Bancshares, Inc.	71,240	3,978,754
	Community Bank System, Inc.	54,753	2,735,460
	Community Financial Corp.	3,756	114,558
	Community Trust Bancorp, Inc.	19,752	711,270
	Community West Bancshares.	8,152	102,389
	ConnectOne Bancorp, Inc.	40,400	637,512
*	Consumer Portfolio Services, Inc.	54,459	566,918
#	Crawford & Co., Class A	44,722	403,840
	Crawford & Co., Class B	28,431	231,713
#*	Credit Acceptance Corp.	7,852	3,843,554
#*	CrossFirst Bankshares, Inc.	9,937	99,668
	Cullen/Frost Bankers, Inc.	37,986	4,187,956
*	Customers Bancorp, Inc.	31,038	677,870
	CVB Financial Corp.	123,991	1,856,145
	Diamond Hill Investment Group, Inc.	4,348	704,898
	Dime Community Bancshares, Inc.	44,019	906,791
	Discover Financial Services	82,641	8,550,864
	Donegal Group, Inc., Class A	30,139	424,357
	Donegal Group, Inc., Class B	3,821	55,787
*	Donnelley Financial Solutions, Inc.	33,283	1,439,490
	Eagle Bancorp Montana, Inc.	4,214	59,080
	Eagle Bancorp, Inc.	28,702	720,420
	East West Bancorp, Inc.	76,183	3,937,899
	Eastern Bankshares, Inc.	75,820	883,303
#*	eHealth, Inc.	13,573	81,438
	Employers Holdings, Inc.	31,431	1,244,353
#*	Encore Capital Group, Inc.	31,458	1,616,312
*	Enova International, Inc.	37,642	1,653,237
*	Enstar Group Ltd.	16,714	4,021,388
	Enterprise Bancorp, Inc.	6,505	187,604
	Enterprise Financial Services Corp.	30,921	1,322,182
	Equitable Holdings, Inc.	129,582	3,367,836
	Equity Bancshares, Inc., Class A	16,452	387,445
#	Erie Indemnity Co., Class A	5,762	1,252,255
	Esquire Financial Holdings, Inc.	826	31,933
	ESSA Bancorp, Inc.	12,606	202,831
	Essent Group Ltd.	36,623	1,555,379
*	Euronet Worldwide, Inc.	16,823	1,862,979
	Evans Bancorp, Inc.	5,198	160,358
	Evercore, Inc., Class A	19,836	2,262,693
	Everest Re Group Ltd.	16,892	6,385,176
	EVERTEC, Inc.	36,485	1,265,665
#*	EZCORP, Inc., Class A	64,340	553,967
	F&G Annuities & Life, Inc.	11,495	210,703
	FactSet Research Systems, Inc.	3,846	1,583,360
#	Farmers & Merchants Bancorp, Inc.	2,553	58,208
	Farmers National Banc Corp.	15,082	176,309
	FB Financial Corp.	48,261	1,420,321

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Federal Agricultural Mortgage Corp., Class A	987	$109,256
	Federal Agricultural Mortgage Corp., Class C	13,008	1,733,836
	Federated Hermes, Inc.	61,326	2,538,283
*	FFBW, Inc.	1,966	21,233
*	FG Financial Group, Inc.	4,644	11,053
	Fidelity D&D Bancorp, Inc.	50	2,165
	Fidelity National Financial, Inc.	169,050	5,999,584
	Fidelity National Information Services, Inc.	40,739	2,392,194
	Fifth Third Bancorp	219,351	5,746,996
	Financial Institutions, Inc.	26,469	462,678
	Finward Bancorp	303	8,939
*	Finwise Bancorp	6,243	52,753
	First American Financial Corp.	109,129	6,286,922
#	First Bancorp	38,239	1,176,996
	First BanCorp	224,091	2,633,069
	First Bancorp, Inc.	10,347	255,571
	First Bancshares, Inc.	4,666	117,117
#	First Bank	13,573	131,794
	First Busey Corp.	58,316	1,060,185
	First Business Financial Services, Inc.	8,680	249,029
	First Capital, Inc.	2,700	65,367
#	First Citizens BancShares, Inc., Class A	6,764	6,812,566
#	First Commonwealth Financial Corp.	123,543	1,541,817
	First Community Bankshares, Inc.	18,130	424,423
	First Community Corp.	8,626	183,130
	First Financial Bancorp	84,250	1,743,975
#	First Financial Bankshares, Inc.	69,371	2,029,795
	First Financial Corp.	13,801	476,825
	First Financial Northwest, Inc.	19,410	235,831
	First Foundation, Inc.	52,865	332,521
#	First Guaranty Bancshares, Inc.	425	5,776
	First Hawaiian, Inc.	10,800	206,388
	First Horizon Corp.	432,866	7,596,798
	First Internet Bancorp	7,590	111,649
	First Interstate BancSystem, Inc., Class A	74,699	1,911,547
	First Merchants Corp.	56,233	1,640,879
#	First Mid Bancshares, Inc.	8,392	221,213
	First Northwest Bancorp	8,648	106,716
	First of Long Island Corp.	23,462	274,505
	First Savings Financial Group, Inc.	6,504	97,105
*	First Seacoast Bancorp, Inc.	822	7,036
	First U.S. Bancshares, Inc.	1,708	12,127
	First United Corp.	7,908	118,383
*	First Western Financial, Inc.	4,791	85,088
	FirstCash Holdings, Inc.	41,450	4,270,593
*	Fiserv, Inc.	22,803	2,784,702
#	Five Star Bancorp	3,639	77,365
*	FleetCor Technologies, Inc.	8,593	1,838,215
	Flushing Financial Corp.	39,237	472,021
*	Flywire Corp.	9,275	270,552
	FNB Corp.	287,757	3,303,450
#	FNCB Bancorp, Inc.	14,887	93,788
#	Franklin Financial Services Corp.	1,210	35,114
#	Franklin Resources, Inc.	55,025	1,479,072
	FS Bancorp, Inc.	7,078	211,703
	Fulton Financial Corp.	140,591	1,677,251
#*	FVCBankcorp, Inc.	7,996	76,842
*	Genworth Financial, Inc., Class A	135,563	787,621
	German American Bancorp, Inc.	31,054	902,740

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Glacier Bancorp, Inc.	82,727	$2,749,018
	Global Payments, Inc.	40,938	4,614,122
	Globe Life, Inc.	38,140	4,138,953
	Goldman Sachs Group, Inc.	24,912	8,555,777
#*	Goosehead Insurance, Inc., Class A	5,779	332,292
	Great Southern Bancorp, Inc.	13,243	673,804
*	Green Dot Corp., Class A	46,999	807,913
	Greenhill & Co., Inc.	8,239	58,497
*	Greenlight Capital Re Ltd., Class A	21,584	211,092
	Guaranty Bancshares, Inc.	3,958	95,427
	Hamilton Lane, Inc., Class A	6,988	514,876
	Hancock Whitney Corp.	71,063	2,595,221
	Hanmi Financial Corp.	36,518	590,131
	Hanover Insurance Group, Inc.	24,764	2,960,784
	HarborOne Bancorp, Inc.	37,187	399,760
	Hartford Financial Services Group, Inc.	139,081	9,873,360
	Hawthorn Bancshares, Inc.	7,024	155,371
#	HBT Financial, Inc.	947	16,705
#	HCI Group, Inc.	14,403	729,656
	Heartland Financial USA, Inc.	43,020	1,400,731
#	Hennessy Advisors, Inc.	6,499	48,872
	Heritage Commerce Corp.	59,958	509,643
	Heritage Financial Corp.	40,187	707,693
*	Heritage Global, Inc.	4,129	11,933
	Heritage Insurance Holdings, Inc.	8,308	26,835
	Hilltop Holdings, Inc.	87,768	2,722,563
#	Hingham Institution For Savings	2,051	399,043
	HMN Financial, Inc.	2,450	44,394
	Home Bancorp, Inc.	7,804	244,499
#	Home BancShares, Inc.	137,523	2,993,876
	Home Federal Bancorp, Inc. of Louisiana	944	17,549
	HomeStreet, Inc.	23,834	232,620
	HomeTrust Bancshares, Inc.	9,675	201,917
	Hope Bancorp, Inc.	180,897	1,646,163
	Horace Mann Educators Corp.	48,965	1,531,625
	Horizon Bancorp, Inc.	41,369	435,616
	Houlihan Lokey, Inc.	25,633	2,342,344
	Huntington Bancshares, Inc.	468,169	5,243,493
#*	HV Bancorp, Inc.	1,247	38,819
#*	I3 Verticals, Inc., Class A	6,745	156,821
	IF Bancorp, Inc.	781	11,559
	Independent Bank Corp.	49,292	2,760,352
	Independent Bank Corp.	20,166	359,358
	Independent Bank Group, Inc.	35,445	1,289,489
	Interactive Brokers Group, Inc., Class A	4,012	312,334
	Intercontinental Exchange, Inc.	30,481	3,320,295
	International Bancshares Corp.	67,107	2,863,456
*	International Money Express, Inc.	6,409	165,224
	Invesco Ltd.	139,516	2,389,909
	Investar Holding Corp.	8,770	117,693
	Investors Title Co.	2,106	313,331
	Jack Henry & Associates, Inc.	12,721	2,077,848
#	Jackson Financial, Inc., Class A	4,164	149,946
	James River Group Holdings Ltd.	34,894	679,386
	Janus Henderson Group PLC	106,840	2,772,498
	Jefferies Financial Group, Inc.	147,940	4,738,518
	JPMorgan Chase & Co.	273,311	37,782,513
	Kearny Financial Corp.	80,751	629,050
	Kemper Corp.	69,177	3,365,461

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Kentucky First Federal Bancorp	2,320	$14,152
	KeyCorp	233,029	2,623,907
#	Kinsale Capital Group, Inc.	4,708	1,538,151
	KKR & Co., Inc.	55,029	2,920,389
	Lake Shore Bancorp, Inc.	2,509	27,122
	Lakeland Bancorp, Inc.	59,844	858,163
#	Lakeland Financial Corp.	25,757	1,305,107
	Landmark Bancorp, Inc.	4,818	97,564
	Lazard Ltd., Class A	28,730	899,249
#	LCNB Corp.	11,830	180,999
*	LendingClub Corp.	85,496	613,861
*	LendingTree, Inc.	10,116	241,064
	Limestone Bancorp, Inc.	1,669	39,088
	Lincoln National Corp.	91,251	1,982,884
#	Live Oak Bancshares, Inc.	43,537	1,025,732
	Loews Corp.	70,740	4,072,502
	LPL Financial Holdings, Inc.	16,691	3,485,748
	Luther Burbank Corp.	2,587	23,386
	M&T Bank Corp.	65,415	8,229,207
	Macatawa Bank Corp.	41,131	384,575
#	Magyar Bancorp, Inc.	2,911	29,954
#*	Maiden Holdings Ltd.	72,795	160,149
	MainStreet Bancshares, Inc.	828	17,794
#*	Malvern Bancorp, Inc.	7,168	104,366
*	Markel Corp.	4,430	6,062,588
	MarketAxess Holdings, Inc.	531	169,054
*	Marqeta, Inc., Class A	86,063	348,555
	Marsh & McLennan Cos., Inc.	7,935	1,429,808
*	MBIA, Inc.	77,359	778,232
	Mercantile Bank Corp.	17,978	504,463
	Merchants Bancorp	6,597	153,050
	Mercury General Corp.	45,463	1,382,530
	Meridian Corp.	632	5,909
	MetLife, Inc.	46,316	2,840,560
#	Metrocity Bankshares, Inc.	3,195	52,238
#*	Metropolitan Bank Holding Corp.	8,570	275,011
	MGIC Investment Corp.	70,927	1,054,684
	Mid Penn Bancorp, Inc.	3,123	70,642
#	Middlefield Banc Corp.	8,086	219,858
	Midland States Bancorp, Inc.	23,368	467,360
	Mid-Southern Bancorp, Inc.	425	4,866
*	Midwest Holding, Inc.	2,276	31,136
	MidWestOne Financial Group, Inc.	14,212	294,188
#	Moelis & Co., Class A	28,456	1,077,913
#*	MoneyGram International, Inc.	33,326	338,592
	Morgan Stanley	152,000	13,675,440
	Morningstar, Inc.	5,538	987,481
*	Mr Cooper Group, Inc.	74,750	3,460,925
	MSCI, Inc.	4,997	2,410,803
	MVB Financial Corp.	10,817	197,410
	Nasdaq, Inc.	57,093	3,161,239
	National Bank Holdings Corp., Class A	38,269	1,216,954
	National Bankshares, Inc.	4,963	149,932
	National Western Life Group, Inc., Class A	3,908	996,462
	Navient Corp.	149,752	2,476,898
	NBT Bancorp, Inc.	49,907	1,609,002
	Nelnet, Inc., Class A	29,960	2,885,148
#	New York Community Bancorp, Inc.	1,071,287	11,452,058
*	NI Holdings, Inc.	13,970	188,455

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#*	Nicholas Financial, Inc.	8,010	$39,409
#*	Nicolet Bankshares, Inc.	8,664	496,534
*	NMI Holdings, Inc., Class A	75,110	1,757,574
	Northeast Bank	7,150	263,477
	Northern Trust Corp.	85,297	6,666,814
	Northfield Bancorp, Inc.	70,466	734,256
	Northrim BanCorp, Inc.	7,507	259,367
	Northwest Bancshares, Inc.	119,855	1,401,105
	Norwood Financial Corp.	2,461	66,152
#	Oak Valley Bancorp	6,523	168,228
	OceanFirst Financial Corp.	82,564	1,321,024
	Oconee Federal Financial Corp.	1,780	34,941
#*	Ocwen Financial Corp.	4,375	126,000
	OFG Bancorp	48,458	1,239,071
	Ohio Valley Banc Corp.	4,011	92,253
	Old National Bancorp	262,716	3,523,022
	Old Point Financial Corp.	4,109	88,754
	Old Republic International Corp.	241,850	6,111,549
	Old Second Bancorp, Inc.	14,324	176,042
	OneMain Holdings, Inc.	57,775	2,216,827
	OP Bancorp	1,093	9,935
*	Open Lending Corp., Class A	36,049	253,424
#*	Oportun Financial Corp.	10,434	42,466
	Oppenheimer Holdings, Inc., Class A	9,819	367,132
*	OptimumBank Holdings, Inc.	2,148	6,444
	Orange County Bancorp, Inc.	394	14,306
#	Origin Bancorp, Inc.	12,952	381,177
	Orrstown Financial Services, Inc.	9,962	190,972
#*	Oscar Health, Inc., Class A	24,052	161,870
	Pacific Premier Bancorp, Inc.	77,483	1,723,222
#	PacWest Bancorp	78,218	793,913
*	Palomar Holdings, Inc.	10,732	539,390
#	Park National Corp.	14,712	1,593,604
	Parke Bancorp, Inc.	11,518	197,994
#	Partners Bancorp	3,165	23,421
	Pathfinder Bancorp, Inc.	1,218	18,648
	Pathward Financial, Inc.	34,832	1,551,069
#*	Patriot National Bancorp, Inc.	877	7,376
*	Paymentus Holdings, Inc., Class A	2,078	17,102
*	PayPal Holdings, Inc.	10,461	795,036
#*	Paysafe Ltd.	12,157	174,575
#	PCB Bancorp	5,431	75,056
	Peapack-Gladstone Financial Corp.	19,523	518,531
	Penns Woods Bancorp, Inc.	7,925	184,573
#	PennyMac Financial Services, Inc.	26,497	1,655,798
	Peoples Bancorp of North Carolina, Inc.	3,887	109,147
#	Peoples Bancorp, Inc.	32,120	837,047
#	Peoples Financial Services Corp.	916	36,961
#	Pinnacle Financial Partners, Inc.	60,315	3,270,882
#*	Pioneer Bancorp, Inc.	9,620	84,848
	Piper Sandler Cos	16,627	2,251,961
	PJT Partners, Inc., Class A	9,227	634,541
	Plumas Bancorp	5,164	197,833
	PNC Financial Services Group, Inc.	31,663	4,124,106
#*	Ponce Financial Group, Inc.	1,442	10,772
	Popular, Inc.	80,189	4,812,142
*	PRA Group, Inc.	39,756	1,441,950
	Preferred Bank	15,267	734,037
	Premier Financial Corp.	42,630	708,084

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Primerica, Inc.	32,455	$5,923,362
	Primis Financial Corp.	36,619	324,078
#	Princeton Bancorp, Inc.	618	17,718
	Principal Financial Group, Inc.	88,509	6,610,737
	ProAssurance Corp.	48,763	875,783
*	PROG Holdings, Inc.	58,627	1,772,294
	Progressive Corp.	19,237	2,623,927
	Prosperity Bancshares, Inc.	79,051	4,950,174
#	Provident Bancorp, Inc.	15,467	105,640
	Provident Financial Holdings, Inc.	7,891	107,633
	Provident Financial Services, Inc.	74,593	1,303,886
	Prudential Financial, Inc.	48,729	4,239,423
	QCR Holdings, Inc.	17,892	740,729
	Radian Group, Inc.	118,291	2,870,923
	Raymond James Financial, Inc.	39,549	3,580,371
	RBB Bancorp	11,571	143,943
	Red River Bancshares, Inc.	2,099	96,554
	Regional Management Corp.	18,076	483,714
	Regions Financial Corp.	256,883	4,690,684
	Reinsurance Group of America, Inc.	30,108	4,284,971
*	Remitly Global, Inc.	7,121	119,633
	RenaissanceRe Holdings Ltd.	33,797	7,280,212
	Renasant Corp.	58,551	1,646,454
*	Repay Holdings Corp.	3,686	23,111
	Republic Bancorp, Inc., Class A	15,725	617,992
#*	Republic First Bancorp, Inc.	48,833	60,065
*	Rhinebeck Bancorp, Inc.	1,151	8,322
	Richmond Mutual BanCorp, Inc.	10,309	102,987
	Riverview Bancorp, Inc.	19,717	101,050
	RLI Corp.	28,361	3,943,597
*	Robinhood Markets, Inc., Class A	164,794	1,458,427
	S&P Global, Inc.	11,333	4,109,119
	S&T Bancorp, Inc.	37,917	1,043,855
#*	Safeguard Scientifics, Inc.	9,010	16,398
	Safety Insurance Group, Inc.	16,044	1,172,656
	Salisbury Bancorp, Inc.	2,634	60,424
	Sandy Spring Bancorp, Inc.	41,834	940,428
	SB Financial Group, Inc.	6,557	93,109
#	Seacoast Banking Corp. of Florida	44,570	989,008
*	Security National Financial Corp., Class A	15,620	116,994
	SEI Investments Co.	55,511	3,270,153
#	Selective Insurance Group, Inc.	58,766	5,660,929
#	ServisFirst Bancshares, Inc.	43,676	2,205,638
#*	Shift4 Payments, Inc., Class A	3,336	226,081
	Shore Bancshares, Inc.	15,868	210,727
	Sierra Bancorp	16,552	271,287
	Silvercrest Asset Management Group, Inc., Class A	7,061	132,253
	Simmons First National Corp., Class A	114,267	1,909,402
*	SiriusPoint Ltd.	161,677	1,404,973
	SLM Corp.	282,090	4,236,992
	SmartFinancial, Inc.	3,356	72,288
	Sound Financial Bancorp, Inc.	1,802	67,521
	South Plains Financial, Inc.	4,113	84,440
#*	Southern First Bancshares, Inc.	8,505	234,568
	Southern Missouri Bancorp, Inc.	3,699	134,200
	Southern States Bancshares, Inc.	2,286	51,709
	Southside Bancshares, Inc.	36,678	1,163,793
#	SouthState Corp.	66,894	4,614,348
	State Street Corp.	97,744	7,062,981

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Stellar Bancorp, Inc.	20,713	$475,156
	StepStone Group, Inc., Class A	3,289	72,457
#*	Sterling Bancorp, Inc.	30,188	163,619
	Stewart Information Services Corp.	27,267	1,135,671
	Stifel Financial Corp.	103,447	6,203,717
	Stock Yards Bancorp, Inc.	28,793	1,399,340
*	StoneX Group, Inc.	17,123	1,679,253
	Summit Financial Group, Inc.	4,130	80,246
#	Summit State Bank	4,662	70,536
	Synchrony Financial	201,688	5,951,813
	Synovus Financial Corp.	121,400	3,739,120
#	T Rowe Price Group, Inc.	26,566	2,984,159
	Territorial Bancorp, Inc.	9,218	154,401
*	Texas Capital Bancshares, Inc.	42,958	2,158,639
#	TFS Financial Corp.	46,620	561,305
	Timberland Bancorp, Inc.	8,054	207,390
	Tiptree, Inc.	69,777	960,829
#*	Toast, Inc., Class A	5,584	101,629
#	Tompkins Financial Corp.	18,337	1,074,915
	Towne Bank	64,511	1,528,266
	Tradeweb Markets, Inc., Class A	7,876	554,549
	Travelers Cos., Inc.	45,604	8,260,709
	TriCo Bancshares	34,001	1,217,576
*	Triumph Financial, Inc.	24,123	1,253,431
	Truist Financial Corp.	85,027	2,770,180
#*	Trupanion, Inc.	4,045	142,020
	TrustCo Bank Corp. NY	22,901	683,366
	Trustmark Corp.	65,441	1,563,385
	U.S. Bancorp	69,476	2,381,637
	U.S. Global Investors, Inc., Class A	3,303	8,984
	UMB Financial Corp.	39,371	2,504,389
	Union Bankshares, Inc.	2,000	44,060
	United Bancorp, Inc.	2,256	28,313
	United Bancshares, Inc.	2,040	40,800
	United Bankshares, Inc.	145,029	4,804,811
	United Community Banks, Inc.	59,636	1,484,936
	United Fire Group, Inc.	28,536	767,618
	United Security Bancshares	16,748	100,823
	Unity Bancorp, Inc.	6,471	149,804
	Universal Insurance Holdings, Inc.	50,736	782,349
	Univest Financial Corp.	33,946	682,994
	Unum Group	128,011	5,402,064
*	USCB Financial Holdings, Inc.	7,102	67,611
#*	Usio, Inc.	4,787	8,712
#	Valley National Bancorp	290,252	2,722,564
	Value Line, Inc.	3,433	157,231
*	Velocity Financial, Inc.	20,216	184,370
	Veritex Holdings, Inc.	40,314	693,804
	Victory Capital Holdings, Inc., Class A	4,755	145,218
	Virginia National Bankshares Corp.	4,480	146,630
	Virtu Financial, Inc., Class A	47,412	950,611
	Virtus Investment Partners, Inc.	7,909	1,441,099
#	Voya Financial, Inc.	87,328	6,678,845
	W R Berkley Corp.	63,862	3,762,749
	Walker & Dunlop, Inc.	35,100	2,362,581
#	Washington Federal, Inc.	73,039	2,048,014
	Washington Trust Bancorp, Inc.	17,402	489,170
	Waterstone Financial, Inc.	23,894	330,932
	Webster Financial Corp.	144,019	5,371,909

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Wells Fargo & Co.	236,095	$9,384,776
	WesBanco, Inc.	56,508	1,504,243
#	West BanCorp, Inc.	20,480	352,870
	Westamerica BanCorp	27,893	1,129,945
	Western Alliance Bancorp	65,872	2,445,169
	Western New England Bancorp, Inc.	33,957	229,889
	Western Union Co.	14,373	157,097
	Westwood Holdings Group, Inc.	12,948	158,872
*	WEX, Inc.	8,860	1,571,321
	White Mountains Insurance Group Ltd.	2,746	3,932,656
	Willis Towers Watson PLC	16,771	3,884,164
	Wintrust Financial Corp.	47,223	3,228,637
#	WisdomTree, Inc.	128,029	798,901
#*	World Acceptance Corp.	9,717	980,445
	WSFS Financial Corp.	63,826	2,244,760
	WVS Financial Corp.	1,627	20,338
	Zions Bancorp NA	108,744	3,029,608

TOTAL FINANCIALS			900,841,248

HEALTH CARE — (9.4%)
*	4D Molecular Therapeutics, Inc.	4,586	82,594
#*	9 Meters Biopharma, Inc.	1,830	1,592
	Abbott Laboratories.	64,235	7,096,040
*	AC Immune SA	15,821	30,693
*	Acadia Healthcare Co., Inc.	83,721	6,052,191
*	Accolade, Inc.	39,198	530,349
*	Accuray, Inc.	13,289	44,385
#††	Achillion Pharmaceuticals, Inc.	196,899	53,163
#*	Actinium Pharmaceuticals, Inc.	4,846	42,645
*	Acumen Pharmaceuticals, Inc.	6,544	25,260
*	Acurx Pharmaceuticals, Inc.	3,199	9,565
*	Adaptive Biotechnologies Corp.	34,055	243,153
*	Addus HomeCare Corp.	12,182	995,757
#*	Adicet Bio, Inc.	9,565	55,860
#††	Aduro Biotech, Inc.	740	1,813
	Agilent Technologies, Inc.	12,036	1,630,035
#*	Agiliti, Inc.	3,100	51,832
#*	agilon health, Inc.	25,149	610,366
*	Agios Pharmaceuticals, Inc.	60,229	1,377,437
*	Akero Therapeutics, Inc.	22,661	1,013,853
»	Albireo Pharma, Inc.	7,009	15,069
#*	Aldeyra Therapeutics, Inc.	59,230	564,462
*	Alector, Inc.	18,129	119,651
*	Align Technology, Inc.	2,744	892,623
*	Alkermes PLC	55,103	1,573,191
#*	Allakos, Inc.	17,237	73,257
#*	Allogene Therapeutics, Inc.	87,286	473,963
#*	Allovir, Inc.	7,700	26,488
*	Alnylam Pharmaceuticals, Inc.	3,691	735,247
#*	Alpha Teknova, Inc.	13,659	25,815
#*	Alpine Immune Sciences, Inc.	7,056	52,849
#*	ALX Oncology Holdings, Inc.	3,024	17,963
*»	Amedisys, Inc.	9,963	800,029
*	American Shared Hospital Services	3,867	10,750
#*	American Well Corp., Class A	138,345	302,976
	AmerisourceBergen Corp.	8,850	1,476,622
#*	AMN Healthcare Services, Inc.	43,183	3,728,852
#*	Amneal Pharmaceuticals, Inc.	3,401	6,564
#*	Amphastar Pharmaceuticals, Inc.	56,072	2,005,695

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	AnaptysBio, Inc.	26,019	$541,716
*	AngioDynamics, Inc.	23,249	193,432
*	ANI Pharmaceuticals, Inc.	18,156	684,844
*	Anika Therapeutics, Inc.	16,206	415,846
*	Anixa Biosciences, Inc.	3,476	14,182
*	Annexon, Inc.	6,937	36,801
#*	Annovis Bio, Inc.	1,082	15,765
*	Apellis Pharmaceuticals, Inc.	759	63,323
#*	Apollo Medical Holdings, Inc.	22,275	790,540
#*	Apyx Medical Corp.	35,123	119,418
*	Arcturus Therapeutics Holdings, Inc.	11,991	319,200
*	Arcus Biosciences, Inc.	68,423	1,221,351
#*	Arcutis Biotherapeutics, Inc.	7,681	106,305
*	ARS Pharmaceuticals, Inc.	2,866	18,629
#*	Artivion, Inc.	46,350	642,874
*	Atara Biotherapeutics, Inc.	5,316	14,406
*	Athira Pharma, Inc.	28,120	78,455
*	AtriCure, Inc.	27,378	1,204,358
	Atrion Corp.	1,718	1,057,085
*	aTyr Pharma, Inc.	5,008	9,766
*	Avanos Medical, Inc.	53,806	1,589,429
*	Avantor, Inc.	38,978	759,291
*	Avid Bioservices, Inc.	4,100	74,005
*	Avidity Biosciences, Inc.	30,339	376,204
*	Avita Medical, Inc.	5,588	86,726
*	Axogen, Inc.	17,704	159,690
*	Axonics, Inc.	20,962	1,204,477
*	Azenta, Inc.	10,627	462,168
	Baxter International, Inc.	26,265	1,252,315
	Becton Dickinson & Co.	9,587	2,533,940
*	Biogen, Inc.	8,875	2,700,041
#*	BioLife Solutions, Inc.	10,619	186,470
*	BioMarin Pharmaceutical, Inc.	6,298	604,860
#*	Biomea Fusion, Inc.	5,405	159,285
*	Bio-Path Holdings, Inc.	705	994
*	Bio-Rad Laboratories, Inc., Class A	3,895	1,755,827
	Bio-Techne Corp.	8,280	661,406
#*	Bluebird Bio, Inc.	72,703	316,258
*	Boston Scientific Corp.	41,667	2,171,684
	Bristol-Myers Squibb Co.	122,040	8,148,611
#*	Brookdale Senior Living, Inc.	132,764	569,558
	Bruker Corp.	22,783	1,802,819
#*	C4 Therapeutics, Inc.	13,963	42,168
#*	Cara Therapeutics, Inc.	9,340	39,228
	Cardinal Health, Inc.	40,183	3,299,024
#*	CareCloud, Inc.	2,414	7,894
#*	CareDx, Inc.	5,218	42,214
*	Caribou Biosciences, Inc.	21,320	91,676
#*	Castle Biosciences, Inc.	14,431	326,574
*	Catalent, Inc.	18,600	932,232
#*	Catalyst Pharmaceuticals, Inc.	64,975	1,034,402
*	Celcuity, Inc.	1,900	19,513
*	Celldex Therapeutics, Inc.	10,192	320,436
#*	CEL-SCI Corp.	4,511	9,518
*	Centene Corp.	65,364	4,505,541
*	Century Therapeutics, Inc.	2,037	6,376
#*	Certara, Inc.	8,041	194,351
*	Charles River Laboratories International, Inc.	11,265	2,141,702
	Chemed Corp.	4,093	2,256,266

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Chinook Therapeutics, Inc.	45,796	$916,378
	Cigna Group	32,553	8,245,349
*	Codexis, Inc.	19,464	76,299
*	Cogent Biosciences, Inc.	10,417	112,087
#*	Collegium Pharmaceutical, Inc.	18,965	441,316
*	Community Health Systems, Inc.	38,093	241,510
*	Computer Programs & Systems, Inc.	16,610	429,867
#	CONMED Corp.	15,145	1,901,758
††	Contra Abiomed, Inc.	2,059	32,141
	Cooper Cos., Inc.	3,932	1,499,861
#*	Corcept Therapeutics, Inc.	67,943	1,530,756
*	CorVel Corp.	12,788	2,583,560
#*	CRISPR Therapeutics AG	36,797	1,800,845
*	Cross Country Healthcare, Inc.	39,131	860,099
#*	CryoPort, Inc.	4,894	102,970
*	Cue Biopharma, Inc.	31,542	136,577
#*	Cullinan Oncology, Inc.	7,545	73,413
*	Cumberland Pharmaceuticals, Inc.	23,548	40,267
	CVS Health Corp.	118,113	8,658,864
*	Cymabay Therapeutics, Inc.	3,502	37,682
	Danaher Corp.	31,151	7,379,983
#*	DarioHealth Corp.	12,097	40,767
*	DaVita, Inc.	23,556	2,128,520
*	Day One Biopharmaceuticals, Inc.	3,014	37,374
*	Decibel Therapeutics, Inc.	5,274	16,982
*	Deciphera Pharmaceuticals, Inc.	28,592	406,292
*	Denali Therapeutics, Inc.	26,705	663,352
	DENTSPLY SIRONA, Inc.	59,357	2,488,839
#*	Design Therapeutics, Inc.	200	1,290
*	Dominari Holdings, Inc.	1,877	6,307
#*	Doximity, Inc., Class A	11,557	424,720
#*	Dynavax Technologies Corp.	69,916	727,826
*	Dyne Therapeutics, Inc.	11,367	117,762
*	Eagle Pharmaceuticals, Inc.	12,170	341,734
#*	Editas Medicine, Inc.	65,309	532,921
*	Elanco Animal Health, Inc.	175,749	1,664,343
*	Electromed, Inc.	3,600	39,420
*	Eledon Pharmaceuticals, Inc.	4,111	8,633
	Elevance Health, Inc.	15,836	7,421,541
	Embecta Corp.	1,917	53,197
*	Emergent BioSolutions, Inc.	46,412	409,818
*	Enanta Pharmaceuticals, Inc.	12,298	437,194
	Encompass Health Corp.	29,522	1,893,836
*	Enhabit, Inc.	22,621	277,107
*	Enovis Corp.	33,906	1,975,024
	Ensign Group, Inc.	59,295	5,756,952
*	Envista Holdings Corp.	64,729	2,491,419
#*	enVVeno Medical Corp.	2,854	11,502
*	Enzo Biochem, Inc.	40,669	102,893
*	Erasca, Inc.	3,846	10,615
*	Evoke Pharma, Inc.	300	564
*	Evolent Health, Inc., Class A	75,979	2,766,395
*	Exact Sciences Corp.	9,431	604,244
*	Exagen, Inc.	7,187	18,255
*	Exelixis, Inc.	124,120	2,271,396
*	Eyenovia, Inc.	6,032	32,090
#*	Fate Therapeutics, Inc.	29,502	179,077
*	FibroGen, Inc.	20,225	346,252
#*	Figs, Inc., Class A	49,554	356,789

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	FONAR Corp.	7,435	$117,287
#*	Fulcrum Therapeutics, Inc.	5,840	14,600
#*	Fulgent Genetics, Inc.	17,180	508,013
*	Gain Therapeutics, Inc.	4,143	20,839
*	GE HealthCare Technologies, Inc.	596	48,479
#*	Generation Bio Co.	8,000	39,360
	Gilead Sciences, Inc.	71,697	5,894,210
*	Glaukos Corp.	19,786	940,033
*	Globus Medical, Inc., Class A	32,209	1,872,631
#*	GoodRx Holdings, Inc., Class A	2,600	12,142
*	Graphite Bio, Inc.	9,175	29,268
#*	Great Elm Group, Inc.	9,183	18,458
#*	Gritstone bio, Inc.	4,800	11,424
*	Haemonetics Corp.	27,326	2,287,459
*	Halozyme Therapeutics, Inc.	27,932	897,455
#*	Harmony Biosciences Holdings, Inc.	9,317	300,380
*	Harrow Health, Inc.	3,170	79,979
#*	Harvard Bioscience, Inc.	43,252	247,401
*	Health Catalyst, Inc.	31,328	394,733
*	HealthEquity, Inc.	32,458	1,734,880
	HealthStream, Inc.	28,860	711,110
*	Henry Schein, Inc.	33,422	2,700,832
*	Heska Corp.	10,040	1,176,286
*	Hologic, Inc.	36,504	3,139,709
*	Horizon Therapeutics PLC	24,532	2,726,977
	Humana, Inc.	9,303	4,935,148
*	Ideaya Biosciences, Inc.	33,268	607,474
*	Ikena Oncology, Inc.	3,525	19,317
*	Illumina, Inc.	2,200	452,232
*	ImmuCell Corp.	2,993	14,666
#*	ImmunoGen, Inc.	20,442	110,182
*	Immunome, Inc.	700	3,360
*	ImmunoPrecise Antibodies Ltd.	2,801	7,367
#*	Immunovant, Inc.	24,112	389,168
#*	IN8bio, Inc.	9,573	13,977
*	Incyte Corp.	7,515	559,191
*	InfuSystem Holdings, Inc.	10,768	100,896
#*	Innoviva, Inc.	78,775	924,031
*	Inogen, Inc.	22,644	301,392
*	Inspire Medical Systems, Inc.	229	61,287
#*	Insulet Corp.	1,544	491,054
*	Integer Holdings Corp.	27,936	2,300,530
#*	Integra LifeSciences Holdings Corp.	29,459	1,629,672
*	Intellia Therapeutics, Inc.	28,727	1,084,444
*	Intuitive Surgical, Inc.	2,106	634,369
*	Iovance Biotherapeutics, Inc.	69,438	391,630
*	IQVIA Holdings, Inc.	7,513	1,414,172
	iRadimed Corp.	3,451	143,665
*	IRIDEX Corp.	1,305	2,975
*	Ironwood Pharmaceuticals, Inc.	127,910	1,331,543
*	iTeos Therapeutics, Inc.	14,349	197,155
*	IVERIC bio, Inc.	45,990	1,512,611
*	Jazz Pharmaceuticals PLC	36,717	5,157,637
	Johnson & Johnson	105,798	17,319,133
#*	Joint Corp.	2,836	44,780
#*	KalVista Pharmaceuticals, Inc.	7,800	66,534
#*	Karuna Therapeutics, Inc.	1,384	274,641
*	Kewaunee Scientific Corp.	2,037	31,675
*	Kodiak Sciences, Inc.	3,539	15,501

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	KORU Medical Systems, Inc.	4,316	$19,293
#*	Krystal Biotech, Inc.	13,343	1,120,812
*	Kura Oncology, Inc.	65,461	637,590
#*	Kymera Therapeutics, Inc.	17,308	545,894
	Laboratory Corp. of America Holdings	22,412	5,081,025
#*	Lantern Pharma, Inc.	1,402	6,758
*	Lantheus Holdings, Inc.	26,564	2,269,894
*	Larimar Therapeutics, Inc.	5,523	26,124
#	LeMaitre Vascular, Inc.	22,383	1,208,682
*	LENSAR, Inc.	38,325	109,609
#*	Lexicon Pharmaceuticals, Inc.	9,292	22,208
#*	Ligand Pharmaceuticals, Inc.	17,120	1,307,112
*	LivaNova PLC	27,907	1,336,745
#*	MacroGenics, Inc.	34,760	239,496
#*	Marinus Pharmaceuticals, Inc.	6,635	60,378
*	Masimo Corp.	5,582	1,055,779
	McKesson Corp.	10,320	3,758,957
*	MediciNova, Inc.	21,397	45,148
*	Medpace Holdings, Inc.	11,051	2,211,747
	Medtronic PLC	57,439	5,224,077
#*	MeiraGTx Holdings PLC	19,000	101,650
	Merck & Co., Inc.	111,689	12,896,729
*	Merit Medical Systems, Inc.	36,353	2,955,135
#*	Merrimack Pharmaceuticals, Inc.	9,794	121,544
*	Mersana Therapeutics, Inc.	13,525	59,239
#	Mesa Laboratories, Inc.	2,031	338,182
*	Microbot Medical, Inc.	2,205	3,285
*	Milestone Pharmaceuticals, Inc.	5,942	21,569
*	Mirati Therapeutics, Inc.	7,114	315,221
*	Moderna, Inc.	28,451	3,780,853
*	ModivCare, Inc.	22,606	1,437,742
*	Molina Healthcare, Inc.	9,555	2,846,339
#*	Morphic Holding, Inc.	15,367	726,244
*	Myriad Genetics, Inc.	87,462	1,862,066
	National HealthCare Corp.	16,273	942,369
	National Research Corp.	17,603	766,259
*	Nektar Therapeutics.	29,969	22,546
#*	Neogen Corp.	21,556	371,194
*	NeoGenomics, Inc.	71,081	1,039,204
*	Neurocrine Biosciences, Inc.	2,879	290,894
*	Neuronetics, Inc.	9,416	21,563
*	NeuroPace, Inc.	356	1,780
*	Nevro Corp.	17,263	505,288
#*	NextGen Healthcare, Inc.	49,485	828,379
#*	NGM Biopharmaceuticals, Inc.	16,918	76,300
#*	Novocure Ltd.	1,600	105,440
*	Nurix Therapeutics, Inc.	27,187	261,811
*	NuVasive, Inc.	28,418	1,223,111
*	Nuvation Bio, Inc.	47,666	76,742
#*	Ocuphire Pharma, Inc.	3,832	19,658
*	Olema Pharmaceuticals, Inc.	55,678	266,698
#*	Omega Therapeutics, Inc.	3,493	26,756
*	OmniAb, Inc.	83,889	291,934
*»	OmniAb, Inc.	6,492	0
*»	OmniAb, Inc.	6,492	0
#*	Omnicell, Inc.	11,467	696,850
#*	OPKO Health, Inc.	181,917	267,418
*	OptimizeRx Corp.	4,188	62,946
*	Option Care Health, Inc.	68,345	2,197,292

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	OraSure Technologies, Inc.	64,666	$439,729
#*	Organogenesis Holdings, Inc.	16,434	33,690
	Organon & Co.	12,919	318,195
#*	Orgenesis, Inc.	2,338	2,572
*	Orthofix Medical, Inc.	46,279	871,434
#*	OrthoPediatrics Corp.	14,198	716,147
*	Outset Medical, Inc.	12,245	220,288
#*	Ovid therapeutics, Inc.	28,928	103,562
*	Owens & Minor, Inc.	61,324	952,975
#*	Pacific Biosciences of California, Inc.	101,206	1,072,784
*	Pacira BioSciences, Inc.	24,374	1,104,386
	Patterson Cos., Inc.	73,369	1,989,034
#*††	PDL BioPharma, Inc.	418,608	675,031
#*	PDS Biotechnology Corp.	3,101	18,854
*	Pediatrix Medical Group, Inc.	119,635	1,714,370
*	Pennant Group, Inc.	27,637	383,325
#*	Penumbra, Inc.	1,533	435,556
	PerkinElmer, Inc.	17,908	2,336,815
	Perrigo Co. PLC	62,840	2,337,020
#*	Personalis, Inc.	1,685	3,842
*	PetIQ, Inc.	10,035	118,313
	Pfizer, Inc.	346,628	13,480,363
*	PharmaCyte Biotech, Inc.	4,103	11,981
	Phibro Animal Health Corp., Class A	25,877	402,646
*	Phreesia, Inc.	25,836	817,451
*	Pliant Therapeutics, Inc.	8,503	240,210
#*	PMV Pharmaceuticals, Inc.	44,191	203,720
#*	Portage Biotech, Inc.	5	17
#*	Poseida Therapeutics, Inc.	7,718	20,376
	Premier, Inc., Class A	89,034	2,967,503
*	Prestige Consumer Healthcare, Inc.	44,176	2,718,149
*	Pro-Dex, Inc.	800	12,720
*	Protagonist Therapeutics, Inc.	2,113	47,754
*	Protara Therapeutics, Inc.	3,878	12,254
#*	Prothena Corp. PLC	44,814	2,358,113
	Psychemedics Corp.	1,189	6,480
*	Pulmatrix, Inc.	2,118	6,057
#*	Pulmonx Corp.	29,137	342,360
*	Puma Biotechnology, Inc.	21,979	58,904
#*	Quanterix Corp.	5,926	74,905
	Quest Diagnostics, Inc.	23,710	3,291,185
*	RadNet, Inc.	38,586	1,067,289
#*	Rain Oncology, Inc.	2,156	15,157
*	Rallybio Corp.	1,343	7,239
#*	RAPT Therapeutics, Inc.	18,806	342,269
#*	Recursion Pharmaceuticals, Inc., Class A	11,238	53,605
*	Regeneron Pharmaceuticals, Inc.	4,878	3,911,132
*	REGENXBIO, Inc.	49,925	966,548
#*	Relay Therapeutics, Inc.	63,516	722,177
#*	Reneo Pharmaceuticals, Inc.	12,039	123,039
#*	Repare Therapeutics, Inc.	5,981	53,590
#*	Repligen Corp.	5,096	772,706
*	Replimune Group, Inc.	38,410	642,599
	ResMed, Inc.	9,930	2,392,733
#*	REVOLUTION Medicines, Inc.	33,853	795,207
*	Rocket Pharmaceuticals, Inc.	19,027	340,964
	Royalty Pharma PLC, Class A	17,638	619,976
*	RxSight, Inc.	1,456	26,062
*	Sage Therapeutics, Inc.	24,807	1,211,822

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Sangamo Therapeutics, Inc.	121,757	$178,983
*	Sarepta Therapeutics, Inc.	1,206	148,061
*	Schrodinger, Inc.	29,341	866,146
#*	scPharmaceuticals, Inc.	2,070	20,410
*	Seagen, Inc.	6,155	1,231,000
*	Seer, Inc.	22,335	74,599
#	Select Medical Holdings Corp.	139,776	4,263,168
#*	Semler Scientific, Inc.	784	22,015
#*	Shattuck Labs, Inc.	10,509	31,527
#*	Shockwave Medical, Inc.	2,657	770,955
*	SI-BONE, Inc.	12,705	280,780
#	SIGA Technologies, Inc.	6,123	35,697
#	Simulations Plus, Inc.	1,697	70,850
*	Soleno Therapeutics, Inc.	46	155
#*	Solid Biosciences, Inc.	1,737	8,477
#*	Sotera Health Co.	7,459	125,087
#*	SpringWorks Therapeutics, Inc.	16,077	375,880
#*	STAAR Surgical Co.	6,552	461,719
	STERIS PLC	11,494	2,167,194
#*	Stoke Therapeutics, Inc.	10,098	89,771
	Stryker Corp.	5,109	1,530,912
#*	Supernus Pharmaceuticals, Inc.	50,130	1,847,792
#*	Surgery Partners, Inc.	31,137	1,234,893
*	Surmodics, Inc.	16,171	372,580
*	Sutro Biopharma, Inc.	43,783	186,516
*	Syndax Pharmaceuticals, Inc.	50,133	1,030,233
*	Syneos Health, Inc.	68,802	2,701,167
#*	Tactile Systems Technology, Inc.	7,033	128,212
*	Taro Pharmaceutical Industries Ltd.	28,006	705,751
*	Tarsus Pharmaceuticals, Inc.	8,681	129,521
#*	Teladoc Health, Inc.	74,465	1,975,556
#	Teleflex, Inc.	4,431	1,207,536
#*	Telesis Bio, Inc.	7,589	19,655
*	Tenet Healthcare Corp.	35,047	2,569,646
#*	Terns Pharmaceuticals, Inc.	752	9,814
	Thermo Fisher Scientific, Inc.	15,310	8,495,519
*	TransMedics Group, Inc.	7,864	622,042
#*	Twist Bioscience Corp.	20,531	256,227
#	U.S. Physical Therapy, Inc.	8,465	901,184
*	UFP Technologies, Inc.	6,922	954,128
*	United Therapeutics Corp.	7,437	1,711,477
	UnitedHealth Group, Inc.	24,210	11,913,499
	Universal Health Services, Inc., Class B	31,476	4,732,417
	Utah Medical Products, Inc.	3,795	359,918
*	Vanda Pharmaceuticals, Inc.	46,115	283,146
*	Varex Imaging Corp.	44,504	789,501
*	Vaxcyte, Inc.	17,251	738,860
*	Veeva Systems, Inc., Class A	2,094	374,994
#*	Veracyte, Inc.	34,238	775,148
*	Veradigm, Inc.	124,448	1,554,356
*	Vericel Corp.	3,500	110,285
*	Vertex Pharmaceuticals, Inc.	10,772	3,670,344
	Viatris, Inc.	237,645	2,217,228
*	Viking Therapeutics, Inc.	8,393	178,855
#*	Vor BioPharma, Inc.	4,801	21,364
#*	Voyager Therapeutics, Inc.	12,000	87,000
*	Waters Corp.	4,673	1,403,582
	West Pharmaceutical Services, Inc.	7,074	2,555,412
#*	XBiotech, Inc.	1,910	6,570

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Xencor, Inc.	29,201	$772,074
#*	Xilio Therapeutics, Inc.	5,540	17,783
#*	XOMA Corp.	579	10,648
#*	Zentalis Pharmaceuticals, Inc.	5,937	130,792
	Zimmer Biomet Holdings, Inc.	22,890	3,168,892
#*	Zimvie, Inc.	2,536	20,871

TOTAL HEALTH CARE			422,683,412

INDUSTRIALS — (17.1%)
#*	3D Systems Corp.	122,429	1,121,450
	3M Co.	17,809	1,891,672
	AAON, Inc.	29,333	2,874,634
*	AAR Corp.	39,764	2,098,744
	ABM Industries, Inc.	60,654	2,582,647
	ACCO Brands Corp.	106,717	488,764
	Acme United Corp.	1,921	50,330
	Acuity Brands, Inc.	23,535	3,703,938
#*	ACV Auctions, Inc., Class A	19,001	247,583
#	Advanced Drainage Systems, Inc.	19,953	1,710,371
	AECOM	28,187	2,340,930
*	Aerojet Rocketdyne Holdings, Inc.	33,883	1,911,340
*	AeroVironment, Inc.	16,292	1,640,441
*	AerSale Corp.	34,432	557,110
	AGCO Corp.	39,893	4,944,338
*	Air Industries Group	302	1,099
	Air Lease Corp.	120,144	4,832,192
*	Air T, Inc.	8	198
*	Air Transport Services Group, Inc.	67,935	1,379,760
	Alamo Group, Inc.	11,635	2,056,254
#*	Alaska Air Group, Inc.	41,588	1,807,414
	Albany International Corp., Class A	27,180	2,479,088
*	Allegiant Travel Co.	10,141	1,053,751
	Allegion PLC	10,433	1,152,638
	Allied Motion Technologies, Inc.	23,454	807,287
	Allison Transmission Holdings, Inc.	45,214	2,205,991
*	Alpha Pro Tech Ltd.	2,600	10,478
	Alta Equipment Group, Inc.	2,092	29,581
*	Ameresco, Inc., Class A	28,526	1,186,682
#*	American Airlines Group, Inc.	35,363	482,351
#*	American Superconductor Corp.	25,200	102,060
*	American Woodmark Corp.	16,559	836,561
	AMETEK, Inc.	27,671	3,816,661
	AO Smith Corp.	39,705	2,711,454
*	API Group Corp.	1,727	39,307
	Apogee Enterprises, Inc.	22,486	957,004
	Applied Industrial Technologies, Inc.	30,817	4,180,634
	ARC Document Solutions, Inc.	30,100	91,504
	ArcBest Corp.	27,286	2,575,798
	Arcosa, Inc.	40,664	2,746,447
#	Argan, Inc.	18,178	731,301
	Armstrong World Industries, Inc.	24,436	1,677,776
*	Art’s-Way Manufacturing Co., Inc.	2,856	7,654
*	ASGN, Inc.	48,920	3,502,183
	Astec Industries, Inc.	24,868	1,026,551
*	Astronics Corp.	31,546	464,988
#*	Astronics Corp., Class B	13,763	284,963
*	Asure Software, Inc.	15,600	208,104
*	Atkore, Inc.	44,248	5,589,850
*	Avis Budget Group, Inc.	9,268	1,637,378

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Axon Enterprise, Inc.	7,691	$1,620,571
#*	AZEK Co., Inc.	76,302	2,070,836
	AZZ, Inc.	25,830	974,566
	Barnes Group, Inc.	45,004	1,891,518
	Barrett Business Services, Inc.	5,321	444,889
*	Beacon Roofing Supply, Inc.	66,745	4,016,714
	BGSF, Inc.	14,224	136,977
#*	Blue Bird Corp.	590	11,033
*	BlueLinx Holdings, Inc.	8,862	620,872
	Boise Cascade Co.	43,747	2,988,358
	Booz Allen Hamilton Holding Corp.	24,570	2,351,840
*	Bowman Consulting Group Ltd.	550	16,390
	Brady Corp., Class A	44,173	2,254,148
*	BrightView Holdings, Inc.	3,230	17,862
	Brink’s Co.	18,815	1,182,523
	Broadridge Financial Solutions, Inc.	14,240	2,070,638
*	Broadwind, Inc.	4,505	22,345
*	Builders FirstSource, Inc.	139,031	13,175,968
	BWX Technologies, Inc.	29,270	1,890,257
#*	Byrna Technologies, Inc.	3,751	19,580
*	CACI International, Inc., Class A	20,394	6,389,848
	Carlisle Cos., Inc.	11,532	2,489,182
	Carrier Global Corp.	54,682	2,286,801
*	Casella Waste Systems, Inc., Class A	33,003	2,937,267
	Caterpillar, Inc.	23,075	5,048,810
*	CBIZ, Inc.	56,917	2,998,957
*	CECO Environmental Corp.	38,067	441,958
*	Ceridian HCM Holding, Inc.	32,007	2,031,804
	CH Robinson Worldwide, Inc.	18,084	1,824,133
#*	Chart Industries, Inc.	18,219	2,424,949
	Chicago Rivet & Machine Co.	855	25,650
*	Cimpress PLC	8,368	434,718
*	CIRCOR International, Inc.	33,404	929,967
*	Civeo Corp.	7,765	149,476
#*	Clarivate PLC	161,632	1,432,060
*	Clean Harbors, Inc.	56,739	8,236,233
	Columbus McKinnon Corp.	36,755	1,275,766
	Comfort Systems USA, Inc.	38,125	5,699,306
*	Commercial Vehicle Group, Inc.	30,826	225,955
#††	Communications Systems, Inc.	2,485	7,579
	CompX International, Inc.	3,722	67,368
	Concentrix Corp.	40,401	3,899,100
*	Concrete Pumping Holdings, Inc.	4,934	34,291
*	Conduent, Inc.	114,233	400,958
*	Construction Partners, Inc., Class A	12,662	328,452
#	Copa Holdings SA, Class A	14,555	1,314,608
*	Copart, Inc.	50,284	3,974,950
#*	Core & Main, Inc., Class A	2,300	59,938
#	Costamare, Inc.	147,189	1,329,117
*	CoStar Group, Inc.	19,470	1,498,216
#	Covenant Logistics Group, Inc.	13,527	532,829
*	CPI Aerostructures, Inc.	7,398	24,487
	CRA International, Inc.	12,547	1,319,192
*	Crane Co.	31,638	2,280,151
	Crane NXT Co.	31,638	1,498,376
	CSG Systems International, Inc.	32,459	1,709,940
	CSW Industrials, Inc.	16,758	2,256,800
	CSX Corp.	119,497	3,661,388
	Cummins, Inc.	19,861	4,668,129

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Curtiss-Wright Corp.	32,696	$5,552,762
*	Daseke, Inc.	24,080	196,974
	Deere & Co.	19,219	7,265,166
*	Delta Air Lines, Inc.	20,897	716,976
	Deluxe Corp.	40,224	609,394
*	Distribution Solutions Group, Inc.	12,319	575,051
*	DLH Holdings Corp.	3,701	36,159
	Donaldson Co., Inc.	31,166	1,980,599
	Douglas Dynamics, Inc.	38,123	1,117,385
	Dover Corp.	16,701	2,441,018
*	Driven Brands Holdings, Inc.	8,643	265,340
*	Ducommun, Inc.	13,252	662,600
	Dun & Bradstreet Holdings, Inc.	153,358	1,713,009
*	DXP Enterprises, Inc.	17,910	451,332
#*	Dycom Industries, Inc.	31,668	2,933,090
#	Eagle Bulk Shipping, Inc.	15,314	684,842
	Eastern Co.	5,972	106,003
	Eaton Corp. PLC	26,007	4,346,290
	EMCOR Group, Inc.	37,902	6,481,242
	Emerson Electric Co.	27,946	2,326,784
	Encore Wire Corp.	18,399	2,876,316
*	Energy Recovery, Inc.	24,223	545,744
	Enerpac Tool Group Corp.	49,153	1,167,875
	EnerSys	35,677	2,960,121
	Eneti, Inc.	36,854	315,839
	Ennis, Inc.	26,375	512,466
	EnPro Industries, Inc.	24,193	2,280,674
#	Equifax, Inc.	7,143	1,488,458
	Esab Corp.	37,506	2,188,850
	ESCO Technologies, Inc.	24,130	2,257,844
	Espey Mfg. & Electronics Corp.	3,027	66,964
#*	EVI Industries, Inc.	3,830	76,332
*	Evoqua Water Technologies Corp.	57,972	2,866,715
*	ExlService Holdings, Inc.	16,113	2,874,237
	Expeditors International of Washington, Inc.	10,629	1,210,005
	Exponent, Inc.	23,078	2,124,330
	Fastenal Co.	27,033	1,455,457
	Federal Signal Corp.	61,545	3,162,182
	FedEx Corp.	21,097	4,805,475
#*	First Advantage Corp.	3,395	43,660
	Flowserve Corp.	47,162	1,574,739
#*	Fluor Corp.	62,332	1,811,368
#*	Flux Power Holdings, Inc.	4,043	15,808
#*	Forrester Research, Inc.	15,901	491,977
	Fortive Corp.	40,474	2,553,505
	Fortune Brands Innovations, Inc.	25,464	1,647,266
	Forward Air Corp.	28,548	3,012,099
*	Franklin Covey Co.	22,877	840,043
	Franklin Electric Co., Inc.	42,569	3,808,648
#*	Frontier Group Holdings, Inc.	47,686	452,540
*	FTI Consulting, Inc.	25,552	4,612,136
#*	FuelCell Energy, Inc.	381,996	718,152
*	Gates Industrial Corp. PLC	54,936	739,988
#	GATX Corp.	33,088	3,769,054
#	Genco Shipping & Trading Ltd.	49,562	763,750
*	Gencor Industries, Inc.	12,690	167,508
*	Generac Holdings, Inc.	6,608	675,470
	General Dynamics Corp.	15,911	3,474,008
	General Electric Co.	1,790	177,156

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Genpact Ltd.	66,360	$2,956,338
*	Gibraltar Industries, Inc.	30,285	1,515,461
	Global Industrial Co.	34,554	920,864
*	GMS, Inc.	38,466	2,233,336
	Gorman-Rupp Co.	23,618	579,822
	Graco, Inc.	29,532	2,341,592
#	GrafTech International Ltd.	18,104	85,270
*	Graham Corp.	10,619	136,667
#	Granite Construction, Inc.	61,159	2,331,993
*	Great Lakes Dredge & Dock Corp.	83,978	481,194
	Greenbrier Cos., Inc.	35,955	951,010
	Griffon Corp.	49,908	1,419,883
*	GXO Logistics, Inc.	23,874	1,268,426
	H&E Equipment Services, Inc.	46,830	1,709,295
*	Harsco Corp.	115,188	791,342
#*	Hawaiian Holdings, Inc.	51,449	428,570
#*	Hayward Holdings, Inc.	61,904	745,324
	Healthcare Services Group, Inc.	40,878	638,106
	Heartland Express, Inc.	64,040	927,299
	HEICO Corp.	3,400	573,376
	HEICO Corp., Class A	5,443	730,614
	Heidrick & Struggles International, Inc.	22,184	557,040
	Helios Technologies, Inc.	31,722	1,907,761
	Herc Holdings, Inc.	27,075	2,708,041
*	Heritage-Crystal Clean, Inc.	29,680	1,037,613
#*	Hertz Global Holdings, Inc.	82,342	1,373,465
	Hexcel Corp.	42,016	3,028,513
	Hillenbrand, Inc.	40,968	1,868,960
#	HireQuest, Inc.	1,551	32,416
#	HNI Corp.	62,658	1,627,855
	Honeywell International, Inc.	22,922	4,580,732
	Howmet Aerospace, Inc.	52,078	2,306,535
*	Hub Group, Inc., Class A	29,119	2,195,573
	Hubbell, Inc.	10,111	2,723,095
*	Hudson Global, Inc.	5,895	128,216
*	Hudson Technologies, Inc.	36,681	283,544
	Huntington Ingalls Industries, Inc.	17,118	3,452,016
	Hurco Cos., Inc.	6,566	147,275
*	Huron Consulting Group, Inc.	33,674	2,855,218
	Hyster-Yale Materials Handling, Inc.	19,311	1,016,917
*	IBEX Holdings Ltd.	801	16,396
	ICF International, Inc.	19,317	2,202,138
*	Ideal Power, Inc.	666	6,414
	IDEX Corp.	6,614	1,364,600
*	IES Holdings, Inc.	19,906	859,740
	Ingersoll Rand, Inc.	47,776	2,724,188
*	Innodata, Inc.	20,391	134,988
*	Innovative Solutions & Support, Inc.	14,202	91,603
	Insperity, Inc.	11,619	1,422,863
	Insteel Industries, Inc.	24,067	662,565
	Interface, Inc.	54,680	428,691
	ITT, Inc.	57,568	4,861,042
	Jacobs Solutions, Inc.	10,283	1,187,275
	JB Hunt Transport Services, Inc.	17,722	3,106,489
*	JELD-WEN Holding, Inc.	87,621	1,119,796
*	JetBlue Airways Corp.	267,985	1,913,413
	John Bean Technologies Corp.	13,334	1,449,539
	Johnson Controls International PLC	62,064	3,713,910
	Kadant, Inc.	11,594	2,154,513

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Kaman Corp.	30,126	$664,881
*	KAR Auction Services, Inc.	110,347	1,494,098
	Karat Packaging, Inc.	5,494	74,499
#	KBR, Inc.	51,889	2,943,663
	Kelly Services, Inc., Class A	54,974	902,123
#	Kennametal, Inc.	63,714	1,654,015
#	Kforce, Inc.	35,869	2,121,293
	Kimball International, Inc., Class B	30,739	378,397
*	Kirby Corp.	50,715	3,643,366
	Knight-Swift Transportation Holdings, Inc.	138,261	7,786,860
	Korn Ferry	47,339	2,273,219
*	Kratos Defense & Security Solutions, Inc.	124,862	1,610,720
*	L B Foster Co., Class A	9,119	101,950
	L3Harris Technologies, Inc.	19,092	3,725,804
#	Landstar System, Inc.	13,301	2,341,375
	Leidos Holdings, Inc.	26,625	2,483,047
	Lennox International, Inc.	4,245	1,196,708
*	Limbach Holdings, Inc.	18,803	318,523
#	Lincoln Electric Holdings, Inc.	19,234	3,227,465
	Lindsay Corp.	9,330	1,126,504
*	Liquidity Services, Inc.	37,467	489,694
	Lockheed Martin Corp.	2,444	1,135,116
*	LS Starrett Co., Class A	5,375	57,405
	LSI Industries, Inc.	25,235	320,232
	Luxfer Holdings PLC	3,259	49,700
*	Manitex International, Inc.	17,056	88,180
*	Manitowoc Co., Inc.	57,461	878,579
	ManpowerGroup, Inc.	51,785	3,920,642
	Marten Transport Ltd.	90,946	1,836,200
	Masco Corp.	25,301	1,353,857
*	Masonite International Corp.	25,598	2,339,913
*	MasTec, Inc.	60,112	5,338,547
*	Mastech Digital, Inc.	1,982	17,501
*	Masterbrand, Inc.	25,464	205,494
*	Matrix Service Co.	37,258	177,348
	Matson, Inc.	44,826	3,049,513
	Matthews International Corp., Class A	35,245	1,334,728
	Maxar Technologies, Inc.	46,147	2,432,870
	Maximus, Inc.	25,230	2,110,489
*	Mayville Engineering Co., Inc.	7,256	87,798
	McGrath RentCorp.	30,219	2,685,865
	MDU Resources Group, Inc.	167,375	4,890,697
*	Mercury Systems, Inc.	30,305	1,444,639
*	Mesa Air Group, Inc.	5,761	12,156
*	Middleby Corp.	10,556	1,487,129
	Miller Industries, Inc.	12,245	399,187
#	MillerKnoll, Inc.	45,659	776,660
*	Mistras Group, Inc.	30,433	247,116
#*	Monitronics International, Inc.	707	35
*	Montrose Environmental Group, Inc.	8,198	249,711
	Moog, Inc., Class A	25,777	2,322,765
*	MRC Global, Inc.	73,915	719,932
	MSA Safety, Inc.	14,013	1,818,187
	MSC Industrial Direct Co., Inc., Class A	24,221	2,197,571
#	Mueller Industries, Inc.	57,072	4,100,623
	Mueller Water Products, Inc., Class A	140,860	1,887,524
*	MYR Group, Inc.	18,525	2,371,015
#	National Presto Industries, Inc.	6,876	467,706
	NL Industries, Inc.	33,143	213,109

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	NN, Inc.	30,941	$33,416
	Nordson Corp.	8,764	1,895,741
	Norfolk Southern Corp.	13,284	2,697,051
	Northrop Grumman Corp.	9,443	4,355,773
*	Northwest Pipe Co.	10,018	275,896
*	NOW, Inc.	117,970	1,258,740
*	NV5 Global, Inc.	9,540	903,724
	nVent Electric PLC	84,713	3,552,016
	Old Dominion Freight Line, Inc.	14,774	4,733,442
#	Omega Flex, Inc.	4,638	510,226
*	Orion Energy Systems, Inc.	9,496	14,624
*	Orion Group Holdings, Inc.	32,630	77,659
	Oshkosh Corp.	55,655	4,258,721
	Otis Worldwide Corp.	27,948	2,383,964
	Owens Corning.	86,571	9,246,648
	P&F Industries, Inc., Class A	2,014	10,271
	PACCAR, Inc.	87,970	6,570,479
*	PAM Transportation Services, Inc.	30,280	679,786
	Pangaea Logistics Solutions Ltd.	36,161	224,560
	Park Aerospace Corp.	24,205	316,601
	Parker-Hannifin Corp.	17,006	5,524,909
	Park-Ohio Holdings Corp.	24,377	316,170
*	Parsons Corp.	31,968	1,390,608
*	Patriot Transportation Holding, Inc.	2,586	23,714
	Paychex, Inc.	10,435	1,146,389
*	Paycom Software, Inc.	2,951	856,882
*	Paylocity Holding Corp.	4,147	801,574
	Pentair PLC	72,189	4,192,737
*	Performant Financial Corp.	8,931	28,936
#*	Perma-Fix Environmental Services, Inc.	2,877	26,123
*	Perma-Pipe International Holdings, Inc.	5,730	62,170
*	PGT Innovations, Inc.	60,041	1,540,652
#	Pitney Bowes, Inc.	60,327	211,748
#*	Plug Power, Inc.	25,372	229,109
#*	Polar Power, Inc.	3,170	3,550
	Powell Industries, Inc.	19,042	762,823
	Preformed Line Products Co.	4,776	593,561
	Primoris Services Corp.	51,587	1,305,151
#*	Proterra, Inc.	24,768	28,979
*	Proto Labs, Inc.	28,510	820,233
*	Quad/Graphics, Inc.	66,720	232,853
	Quanex Building Products Corp.	37,808	722,133
	Quanta Services, Inc.	24,553	4,165,171
#*	Quest Resource Holding Corp.	10,130	54,449
*	Radiant Logistics, Inc.	44,703	295,040
	Raytheon Technologies Corp.	115,471	11,535,553
#*	RBC Bearings, Inc.	15,134	3,435,569
*	RCM Technologies, Inc.	3,727	41,891
	Regal Rexnord Corp.	65,957	8,584,963
	Republic Services, Inc.	15,538	2,247,106
*	Resideo Technologies, Inc.	88,071	1,567,664
	Resources Connection, Inc.	33,053	482,243
	REV Group, Inc.	86,124	924,111
	Robert Half International, Inc.	28,346	2,069,258
	Rockwell Automation, Inc.	1,280	362,765
	Rollins, Inc.	21,642	914,374
	Rush Enterprises, Inc., Class A	45,034	2,391,756
#	Rush Enterprises, Inc., Class B	11,409	668,339
*	RXO, Inc.	46,495	841,095

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Ryder System, Inc.	45,181	$3,576,528
#*	Saia, Inc.	14,900	4,436,773
	Schneider National, Inc., Class B	60,240	1,576,481
	Science Applications International Corp.	28,065	2,863,472
	Sensata Technologies Holding PLC	52,970	2,301,546
*	Servotronics, Inc.	1,499	18,160
*	Shoals Technologies Group, Inc., Class A	39,423	823,546
	Shyft Group, Inc.	38,885	975,236
*	SIFCO Industries, Inc.	4,888	11,194
	Simpson Manufacturing Co., Inc.	46,415	5,838,079
#*	SiteOne Landscape Supply, Inc.	10,251	1,514,483
*	SkyWest, Inc.	52,334	1,481,052
	Snap-on, Inc.	14,002	3,632,259
	Southwest Airlines Co.	65,450	1,982,480
*	SP Plus Corp.	30,383	1,038,187
#	Spirit Airlines, Inc.	80,700	1,379,970
*	SPX Technologies, Inc.	43,739	2,785,300
	SS&C Technologies Holdings, Inc.	30,416	1,780,553
	Standex International Corp.	13,043	1,601,811
	Stanley Black & Decker, Inc.	24,168	2,086,665
*	StarTek, Inc.	18,058	59,411
	Steelcase, Inc., Class A	112,847	902,776
*	Stericycle, Inc.	48,232	2,201,791
#*	Sterling Check Corp.	19,020	213,785
*	Sterling Infrastructure, Inc.	24,499	904,503
*	Sunrun, Inc.	150,841	3,173,695
#*	TaskUS, Inc., Class A	7,728	104,019
*	Taylor Devices, Inc.	1,412	30,711
	Tecnoglass, Inc.	10,263	450,033
	Tennant Co.	18,358	1,402,918
	Terex Corp.	58,736	2,619,038
	Tetra Tech, Inc.	18,531	2,564,134
	Textainer Group Holdings Ltd.	54,230	1,903,473
	Textron, Inc.	43,382	2,903,991
*	Thermon Group Holdings, Inc.	34,298	712,712
	Timken Co.	79,996	6,147,693
*	Titan International, Inc.	80,234	783,084
*	Titan Machinery, Inc.	25,162	788,829
	Toro Co.	19,647	2,048,396
#*	TPI Composites, Inc.	25,937	320,581
	Trane Technologies PLC	10,333	1,919,975
#*	Transcat, Inc.	7,856	599,334
	TransDigm Group, Inc.	3,542	2,709,630
	TransUnion	12,705	874,231
*	Trex Co., Inc.	18,744	1,024,547
*	TriNet Group, Inc.	28,219	2,618,159
	Trinity Industries, Inc.	101,146	2,422,447
	Triton International Ltd.	59,424	4,912,582
#*	Triumph Group, Inc.	4,063	43,921
*	TrueBlue, Inc.	39,208	594,001
	TTEC Holdings, Inc.	42,582	1,450,769
*	Tutor Perini Corp.	64,386	341,246
*	Twin Disc, Inc.	12,774	146,262
	UFP Industries, Inc.	65,346	5,130,968
#	U-Haul Holding Co.	13,857	846,108
	U-Haul Holding Co.	124,713	6,746,973
*	Ultralife Corp.	19,266	80,725
	UniFirst Corp.	17,486	2,862,108
	Union Pacific Corp.	27,524	5,386,447

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	United Airlines Holdings, Inc.	41,196	$1,804,385
	United Rentals, Inc.	16,006	5,779,927
*	Univar Solutions, Inc.	79,577	2,824,983
#	Universal Logistics Holdings, Inc.	26,011	665,882
#*	Urban-Gro, Inc.	4,714	9,192
*	V2X, Inc.	12,884	556,589
	Valmont Industries, Inc.	13,308	3,866,772
	Verisk Analytics, Inc.	9,491	1,842,298
#	Veritiv Corp.	14,939	1,716,043
#*	Verra Mobility Corp.	98,841	1,675,355
*	Viad Corp.	15,387	292,815
#*	Vicor Corp.	10,138	435,630
*	Virco Mfg. Corp.	18,900	70,119
*	VirTra, Inc.	2,086	11,014
#	VSE Corp.	13,143	555,817
	Wabash National Corp.	63,600	1,632,612
	Waste Management, Inc.	21,260	3,530,223
#	Watsco, Inc.	7,308	2,531,345
#	Watsco, Inc., Class B	1,205	416,195
	Watts Water Technologies, Inc., Class A	25,609	4,141,744
	Werner Enterprises, Inc.	69,250	3,128,022
	WESCO International, Inc.	50,302	7,243,488
	Westinghouse Air Brake Technologies Corp.	54,176	5,291,370
*	Willdan Group, Inc.	13,889	203,474
*	Willis Lease Finance Corp.	7,583	382,941
*	WillScot Mobile Mini Holdings Corp.	68,847	3,125,654
	Woodward, Inc.	29,442	2,827,021
	WW Grainger, Inc.	4,935	3,432,638
*	XPO, Inc.	23,874	1,054,753
	Xylem, Inc.	16,126	1,674,524
#	Zurn Elkay Water Solutions Corp.	18,154	391,219

TOTAL INDUSTRIALS			767,576,790

INFORMATION TECHNOLOGY — (8.8%)
#*	8x8, Inc.	13,934	39,991
	A10 Networks, Inc.	41,134	581,635
	Accenture PLC, Class A	10,298	2,886,426
*	ACI Worldwide, Inc.	105,442	2,670,846
	Adeia, Inc.	61,370	468,867
#	ADTRAN Holdings, Inc.	63,520	579,302
	Advanced Energy Industries, Inc.	34,564	2,989,786
*	Advanced Micro Devices, Inc.	75,622	6,758,338
*	Agilysys, Inc.	22,325	1,742,243
*	Airgain, Inc.	7,221	42,387
*	Akamai Technologies, Inc.	17,530	1,436,934
*	Alarm.com Holdings, Inc.	13,875	661,699
*	Alithya Group, Inc., Class A	10,105	18,694
*	Alkami Technology, Inc.	7,544	90,453
*	Allegro MicroSystems, Inc.	8,262	295,532
*	Alpha & Omega Semiconductor Ltd.	31,612	754,895
#*	Altair Engineering, Inc., Class A	4,241	292,841
*	Ambarella, Inc.	16,716	1,036,058
	Amdocs Ltd.	29,378	2,680,742
	American Software, Inc., Class A	29,205	348,708
	Amkor Technology, Inc.	308,829	6,908,505
	Amphenol Corp., Class A	24,798	1,871,505
*	AmpliTech Group, Inc.	1,832	5,752
*	Amtech Systems, Inc.	11,930	102,956
	Analog Devices, Inc.	26,601	4,784,988

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	ANSYS, Inc.	7,175	$2,252,376
#*	Appfolio, Inc., Class A	2,156	301,021
	Applied Materials, Inc.	7,835	885,590
*	Arista Networks, Inc.	17,841	2,857,415
*	Arlo Technologies, Inc.	71,690	461,684
*	Arrow Electronics, Inc.	63,192	7,231,061
*	Aspen Technology, Inc.	5,221	924,117
*	AstroNova, Inc.	7,311	107,545
*	Aviat Networks, Inc.	11,588	380,202
*	Avid Technology, Inc.	14,234	420,045
	Avnet, Inc.	82,723	3,413,151
*	Aware, Inc.	18,258	30,308
*	Axcelis Technologies, Inc.	29,321	3,468,674
#*	AXT, Inc.	56,792	151,635
	Badger Meter, Inc.	19,606	2,594,462
	Bel Fuse, Inc., Class A	2,276	95,569
	Bel Fuse, Inc., Class B	10,532	427,915
	Belden, Inc.	28,935	2,282,682
	Benchmark Electronics, Inc.	35,202	751,563
#*	Bills Holdings, Inc.	1,158	88,946
#	BK Technologies Corp.	1,537	20,940
*	Black Knight, Inc.	20,752	1,133,889
*	Blackbaud, Inc.	17,415	1,207,817
*	Box, Inc., Class A	31,556	834,972
*	Brightcove, Inc.	15,867	65,689
	Broadcom, Inc.	1,387	868,955
*	CalAmp Corp.	19,395	49,263
*	Calix, Inc.	47,347	2,163,758
*	Cambium Networks Corp.	800	12,112
	CDW Corp.	10,144	1,720,321
*	Cerence, Inc.	29,048	742,176
*	CEVA, Inc.	15,224	382,579
*	Ciena Corp.	94,198	4,336,876
*	Cirrus Logic, Inc.	50,742	4,353,156
	Cisco Systems, Inc.	174,127	8,227,501
#*	Clearfield, Inc.	11,060	483,101
	Climb Global Solutions, Inc.	4,672	207,437
*	Coda Octopus Group, Inc.	4,669	37,305
	Cognex Corp.	10,076	480,524
	Cognizant Technology Solutions Corp., Class A	27,803	1,660,117
*	Cognyte Software Ltd.	54,400	226,304
#*	Coherent Corp.	6,301	215,116
*	Cohu, Inc.	54,502	1,844,348
*	CommScope Holding Co., Inc.	51,109	251,967
*	CommVault Systems, Inc.	14,829	864,086
*	Computer Task Group, Inc.	17,123	115,923
	Comtech Telecommunications Corp.	39,044	404,105
*	Consensus Cloud Solutions, Inc.	10,746	401,148
#*	CoreCard Corp.	1,025	26,404
	Corning, Inc.	109,229	3,628,587
*	CPI Card Group, Inc.	706	29,560
#*	CPS Technologies Corp.	3,306	8,926
#	Crexendo, Inc.	4,326	6,229
	CSP, Inc.	2,269	28,703
	CTS Corp.	32,535	1,275,697
*	CVD Equipment Corp.	5,741	58,903
*	Daktronics, Inc.	87,962	423,097
*	Data I/O Corp.	3,111	14,031
#*	Digi International, Inc.	29,420	887,307

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Diodes, Inc.	42,123	$3,357,203
	Dolby Laboratories, Inc., Class A	28,306	2,368,929
*	DoubleVerify Holdings, Inc.	2,133	62,753
*	Dropbox, Inc., Class A	32,653	664,162
*	DXC Technology Co.	160,142	3,819,387
*	Dynatrace, Inc.	5,949	251,524
#*	DZS, Inc.	15,843	107,732
	Ebix, Inc.	29,521	480,011
*	Edgio, Inc.	48,844	32,286
*	eGain Corp.	25,600	187,904
*	Enphase Energy, Inc.	6,057	994,559
#	Entegris, Inc.	21,376	1,601,490
#*	Envestnet, Inc.	18,013	1,141,664
*	EPAM Systems, Inc.	4,374	1,235,393
*	ePlus, Inc.	27,501	1,197,394
*	Everspin Technologies, Inc.	1,444	8,982
*	Extreme Networks, Inc.	51,584	917,164
*	F5, Inc.	12,726	1,709,865
*	Fabrinet.	34,607	3,285,935
*	Fair Isaac Corp.	3,221	2,344,727
#*	FARO Technologies, Inc.	20,718	483,765
#*	Fastly, Inc., Class A	76,545	1,131,335
*	First Solar, Inc.	83,806	15,301,299
#*	Flex Ltd.	337,264	6,937,520
*	FormFactor, Inc.	71,695	1,957,990
#*	Franklin Wireless Corp.	6,922	27,619
	Frequency Electronics, Inc.	8,185	53,284
*	Freshworks, Inc., Class A	3,912	52,264
*	Gartner, Inc.	6,468	1,956,311
	Gen Digital, Inc.	46,058	813,845
*	Genasys, Inc.	5,386	15,889
*	Globant SA	5,573	874,236
*	Grid Dynamics Holdings, Inc.	7,988	86,830
#*	GSI Technology, Inc.	12,300	18,942
*	Guidewire Software, Inc.	19,676	1,499,114
	Hackett Group, Inc.	40,314	748,228
#*	Harmonic, Inc.	97,724	1,376,931
	Hewlett Packard Enterprise Co.	375,365	5,375,227
	HP, Inc.	82,578	2,453,392
*	HubSpot, Inc.	884	372,120
*	Ichor Holdings Ltd.	26,522	738,638
*	Identiv, Inc.	2,416	13,288
	Immersion Corp.	18,725	123,398
#*	Infinera Corp.	12,833	81,233
	Information Services Group, Inc.	22,614	115,105
#*	Insight Enterprises, Inc.	29,949	3,622,332
	Intel Corp.	359,241	11,158,025
	InterDigital, Inc.	38,244	2,590,649
	International Business Machines Corp.	52,019	6,575,722
*	inTEST Corp.	8,305	157,795
#*	Intevac, Inc.	27,518	174,189
	Intuit, Inc.	2,073	920,308
*	IPG Photonics Corp.	26,180	3,010,176
*	Issuer Direct Corp.	427	8,039
*	Iteris, Inc.	20,318	93,666
*	Itron, Inc.	36,254	1,935,964
	Jabil, Inc.	133,106	10,402,234
#*	Jamf Holding Corp.	4,450	84,194
*	JFrog Ltd.	8,956	166,313

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Juniper Networks, Inc.	151,640	$4,571,946
*	Key Tronic Corp.	10,062	68,925
*	Keysight Technologies, Inc.	20,470	2,960,781
*	Kimball Electronics, Inc.	23,340	469,834
*	Knowles Corp.	183,551	3,098,341
#	Kulicke & Soffa Industries, Inc.	59,739	2,847,161
*	KVH Industries, Inc.	24,199	254,573
*	Kyndryl Holdings, Inc.	89,401	1,292,738
	Lam Research Corp.	785	411,403
#*	Lantronix, Inc.	13,607	50,074
*	Lattice Semiconductor Corp.	13,421	1,069,654
*	LGL Group, Inc.	2,275	10,033
	Littelfuse, Inc.	11,638	2,819,189
*	LiveRamp Holdings, Inc.	66,405	1,599,696
#*	Lumentum Holdings, Inc.	34,088	1,644,746
*	Luna Innovations, Inc.	15,206	95,494
*	MACOM Technology Solutions Holdings, Inc.	25,256	1,473,435
*	Magnachip Semiconductor Corp.	39,222	348,291
*	Manhattan Associates, Inc.	9,196	1,523,593
	Marvell Technology, Inc.	50,922	2,010,401
*	MaxLinear, Inc.	44,393	1,071,203
*	MeridianLink, Inc.	1,870	27,938
	Methode Electronics, Inc.	34,926	1,431,617
	Microchip Technology, Inc.	24,136	1,761,687
	Micron Technology, Inc.	133,994	8,623,854
	Microsoft Corp.	13,572	4,170,133
#*	Mitek Systems, Inc.	11,273	101,682
#	MKS Instruments, Inc.	7,218	605,374
#*	Model N, Inc.	8,423	259,428
	Monolithic Power Systems, Inc.	3,143	1,451,972
*	M-Tron Industries, Inc.	1,137	13,347
#*	N-able, Inc.	33,899	432,212
#*	Napco Security Technologies, Inc.	36,440	1,129,640
	National Instruments Corp.	37,332	2,173,842
*	NCR Corp.	70,738	1,576,750
*	Neonode, Inc.	2,085	14,918
	NetApp, Inc.	7,400	465,386
*	NETGEAR, Inc.	31,201	440,870
*	NetScout Systems, Inc.	62,760	1,707,700
*	NetSol Technologies, Inc.	4,255	10,084
	Network-1 Technologies, Inc.	6,962	14,620
*	nLight, Inc.	34,046	298,583
*	Nortech Systems, Inc.	1,040	10,400
#*	Novanta, Inc.	14,492	2,214,957
	NVE Corp.	3,647	275,020
	NXP Semiconductors NV	3,694	604,856
*	Okta, Inc.	1,162	79,632
#*	Olo, Inc., Class A	90,423	619,398
*	ON Semiconductor Corp.	77,943	5,608,778
*	ON24, Inc.	35,685	310,459
#*	One Stop Systems, Inc.	7,681	18,742
*	OneSpan, Inc.	72,302	1,065,731
*	Onto Innovation, Inc.	49,456	4,004,947
*	Optical Cable Corp.	6,626	26,902
*	OSI Systems, Inc.	15,073	1,702,646
#*	Palantir Technologies, Inc., Class A	15,291	118,505
#*	PAR Technology Corp.	4,582	140,163
	PC Connection, Inc.	30,727	1,237,376
	PCTEL, Inc.	16,219	77,202

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	PDF Solutions, Inc.	39,463	$1,422,641
*	Perficient, Inc.	25,917	1,682,532
	PFSweb, Inc.	17,930	72,079
*	Photronics, Inc.	89,745	1,297,713
#*	Pixelworks, Inc.	2,378	3,353
*	Plexus Corp.	29,692	2,597,159
#	Power Integrations, Inc.	44,136	3,212,218
#*	Powerfleet, Inc.	20,937	60,089
*	PowerSchool Holdings, Inc., Class A	8,885	185,519
#*	Procore Technologies, Inc.	6,394	341,504
#	Progress Software Corp.	40,738	2,235,701
*	PTC, Inc.	8,262	1,039,277
*	Pure Storage, Inc., Class A	35,471	809,803
*	Qorvo, Inc.	48,731	4,487,150
#*	Qualtrics International, Inc., Class A	3,519	63,096
*	Qualys, Inc.	13,938	1,574,158
*	Rambus, Inc.	105,706	4,687,004
*	RF Industries Ltd.	7,730	31,152
*	Ribbon Communications, Inc.	95,921	245,558
	Richardson Electronics Ltd.	12,056	186,024
*	Rimini Street, Inc.	4,654	17,406
*	Rogers Corp.	15,355	2,471,387
	Roper Technologies, Inc.	4,888	2,222,965
*	Salesforce, Inc.	18,769	3,723,207
*	Sanmina Corp.	55,177	2,883,550
	Sapiens International Corp. NV	18,036	363,065
*	ScanSource, Inc.	50,523	1,381,804
	Seagate Technology Holdings PLC	19,339	1,136,553
#*	SecureWorks Corp., Class A	7,556	68,533
*	Semtech Corp.	35,522	692,324
*	Silicon Laboratories, Inc.	16,179	2,253,735
	Skyworks Solutions, Inc.	22,219	2,352,992
#*	SMART Global Holdings, Inc.	44,736	689,829
*	Socket Mobile, Inc.	3,342	5,848
*	SolarEdge Technologies, Inc.	2,609	745,209
*	SolarWinds Corp.	111,689	962,759
#*	Sono-Tek Corp.	1,661	9,052
*	SoundThinking, Inc.	81	2,410
*	SPS Commerce, Inc.	7,115	1,048,039
*	Squarespace, Inc., Class A	8,708	270,819
*	Stratasys Ltd.	100,747	1,446,727
*	Sumo Logic, Inc.	25,862	310,344
*	Super Micro Computer, Inc.	40,553	4,275,503
*	Synaptics, Inc.	17,623	1,560,693
*	Synopsys, Inc.	5,301	1,968,367
	Taitron Components, Inc., Class A	2,735	9,709
	TD SYNNEX Corp.	51,134	4,552,971
	TE Connectivity Ltd.	21,510	2,632,179
*	Teledyne Technologies, Inc.	5,520	2,287,488
*	Teradata Corp.	40,315	1,560,594
	Teradyne, Inc.	19,994	1,827,052
*	TESSCO Technologies, Inc.	8,501	74,639
#*	TransAct Technologies, Inc.	8,099	45,354
*	Trimble, Inc.	20,017	942,801
*	TTM Technologies, Inc.	106,695	1,260,068
#*	Tucows, Inc., Class A	1,590	35,600
*	Turtle Beach Corp.	8,288	90,091
*	Twilio, Inc., Class A	1,622	85,333
*	Tyler Technologies, Inc.	2,256	855,092

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	UiPath, Inc., Class A	58,960	$830,157
*	Ultra Clean Holdings, Inc.	50,224	1,433,393
#*	Unisys Corp.	31,053	99,680
	Universal Display Corp.	12,895	1,720,967
*	Veeco Instruments, Inc.	33,404	615,302
*	Verint Systems, Inc.	47,340	1,727,437
*	VeriSign, Inc.	7,426	1,647,087
*	Veritone, Inc.	4,485	21,349
*	Vertex, Inc., Class A	2,937	60,649
*	Viant Technology, Inc., Class A	2,723	12,036
#*	Viasat, Inc.	38,124	1,335,484
#*	Viavi Solutions, Inc.	194,528	1,742,971
	Vishay Intertechnology, Inc.	131,816	2,806,363
*	Vishay Precision Group, Inc.	13,685	513,735
*	VMware, Inc., Class A	943	117,903
	Vontier Corp.	59,654	1,618,413
*	Western Digital Corp.	121,540	4,185,838
*	WidePoint Corp.	1,177	2,213
#*	Wolfspeed, Inc.	19,971	929,650
	Xerox Holdings Corp.	154,629	2,423,036
#*	Xperi, Inc.	24,548	232,961
*	Zebra Technologies Corp., Class A	5,373	1,547,585
*	Zoom Video Communications, Inc., Class A	16,315	1,002,230

TOTAL INFORMATION TECHNOLOGY			394,652,568

MATERIALS — (6.6%)
*	Advanced Emissions Solutions, Inc.	7,017	12,981
	AdvanSix, Inc.	27,385	1,031,867
	Air Products & Chemicals, Inc.	8,130	2,393,147
	Albemarle Corp.	10,037	1,861,462
	Alcoa Corp.	128,363	4,767,402
	Alpha Metallurgical Resources, Inc.	9,144	1,340,145
#*	Alto Ingredients, Inc.	53,553	70,154
	Amcor PLC	209,218	2,295,121
*	American Biltrite, Inc.	22	2,369
	American Vanguard Corp.	44,049	847,943
#*	Ampco-Pittsburgh Corp.	5,007	15,121
	AptarGroup, Inc.	28,975	3,433,827
*	Arconic Corp.	51,533	1,275,442
*	Ascent Industries Co.	9,589	91,000
	Ashland, Inc.	46,949	4,770,488
#*	ATI, Inc.	68,340	2,639,291
	Avery Dennison Corp.	13,122	2,289,527
	Avient Corp.	81,816	3,150,734
#*	Axalta Coating Systems Ltd.	68,159	2,151,780
	Balchem Corp.	25,088	3,296,563
	Ball Corp.	25,400	1,350,772
	Berry Global Group, Inc.	61,972	3,582,601
#	Cabot Corp.	47,034	3,375,160
	Caledonia Mining Corp. PLC	1,210	17,230
	Carpenter Technology Corp.	40,717	2,147,415
	Celanese Corp.	20,196	2,145,623
#*	Century Aluminum Co.	100,963	867,272
	CF Industries Holdings, Inc.	57,803	4,137,539
	Chase Corp.	8,009	875,624
	Chemours Co.	97,444	2,832,697
*	Clearwater Paper Corp.	18,869	681,171
*	Cleveland-Cliffs, Inc.	289,487	4,452,310
#*	Coeur Mining, Inc.	277,000	941,800

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Commercial Metals Co.	98,249	$4,587,246
	Compass Minerals International, Inc.	33,449	1,094,786
*	Core Molding Technologies, Inc.	8,981	168,394
	Corteva, Inc.	80,250	4,904,880
	Crown Holdings, Inc.	25,923	2,223,675
*	Dakota Gold Corp.	4,688	15,424
	Dow, Inc.	161,180	8,768,192
	DuPont de Nemours, Inc.	62,654	4,368,237
	Eagle Materials, Inc.	26,397	3,912,299
	Eastman Chemical Co.	107,472	9,056,665
	Ecolab, Inc.	9,334	1,566,619
*	Ecovyst, Inc.	128,768	1,461,517
	Element Solutions, Inc.	246,475	4,473,521
#*	Ferroglobe PLC	152,400	615,696
#	Flexible Solutions International, Inc.	2,593	7,857
	FMC Corp.	17,977	2,221,598
	Fortitude Gold Corp.	17,074	117,640
	Freeport-McMoRan, Inc.	127,751	4,843,040
	Friedman Industries, Inc.	9,833	109,638
	FutureFuel Corp.	58,300	437,250
	Glatfelter Corp.	44,200	199,784
	Graphic Packaging Holding Co.	252,443	6,225,244
	Greif, Inc., Class A	30,282	1,901,407
	Greif, Inc., Class B	9,575	753,936
	Hawkins, Inc.	19,412	783,080
	Haynes International, Inc.	12,861	604,596
	HB Fuller Co.	44,273	2,929,544
	Hecla Mining Co.	538,529	3,258,100
#	Huntsman Corp.	201,971	5,410,803
*	Ingevity Corp.	19,251	1,381,067
	Innospec, Inc.	23,208	2,358,629
	International Flavors & Fragrances, Inc.	36,778	3,565,995
	International Paper Co.	72,968	2,415,970
#*	Intrepid Potash, Inc.	10,556	272,134
#	Kaiser Aluminum Corp.	20,040	1,317,029
	Koppers Holdings, Inc.	19,886	652,460
#	Kronos Worldwide, Inc.	51,467	478,643
	Linde PLC	28,454	10,512,330
#*	Livent Corp.	51,804	1,131,917
#	Louisiana-Pacific Corp.	65,945	3,939,554
*	LSB Industries, Inc.	89,983	803,548
	LyondellBasell Industries NV, Class A	79,944	7,563,502
	Martin Marietta Materials, Inc.	6,388	2,320,122
	Materion Corp.	19,349	2,095,690
#	Mativ Holdings, Inc.	56,202	1,088,633
	Mercer International, Inc.	55,417	539,207
	Minerals Technologies, Inc.	28,868	1,710,718
	Mosaic Co.	145,688	6,242,731
#*	MP Materials Corp.	4,747	102,868
	Myers Industries, Inc.	42,892	812,803
	NewMarket Corp.	3,889	1,554,044
	Newmont Corp.	80,536	3,817,406
	Northern Technologies International Corp.	7,510	86,215
	Nucor Corp.	83,510	12,374,512
*	O-I Glass, Inc.	78,570	1,765,468
	Olin Corp.	133,961	7,421,439
	Olympic Steel, Inc.	12,040	560,703
	Orion Engineered Carbons SA	16,656	403,242
	Packaging Corp. of America	21,503	2,908,496

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	PPG Industries, Inc.	17,778	$2,493,542
#	Quaker Chemical Corp.	5,410	1,009,668
#	Ramaco Resources, Inc.	11,878	96,568
*	Ranpak Holdings Corp.	9,031	36,846
*	Rayonier Advanced Materials, Inc.	105,806	575,585
	Reliance Steel & Aluminum Co.	43,567	10,795,903
»	Resolute Forest Products, Inc.	66,341	94,204
	Royal Gold, Inc.	9,767	1,293,541
	RPM International, Inc.	22,467	1,842,968
	Ryerson Holding Corp.	39,011	1,473,445
	Schnitzer Steel Industries, Inc., Class A	26,040	752,296
#	Scotts Miracle-Gro Co.	10,869	726,158
	Sealed Air Corp.	20,895	1,002,751
	Sensient Technologies Corp.	31,409	2,338,714
	Silgan Holdings, Inc.	40,498	1,994,931
	Sonoco Products Co.	56,204	3,407,087
#	Southern Copper Corp.	4,558	350,191
	Steel Dynamics, Inc.	126,737	13,174,311
	Stepan Co.	21,974	2,026,003
*	Summit Materials, Inc., Class A	100,829	2,763,723
	SunCoke Energy, Inc.	89,949	699,803
	Sylvamo Corp.	6,633	303,924
*	TimkenSteel Corp.	53,524	895,992
#	Tredegar Corp.	42,379	397,515
	TriMas Corp.	44,003	1,118,116
	Trinseo PLC	32,900	596,148
	Tronox Holdings PLC	92,805	1,270,500
#*	U.S. Gold Corp.	2,664	11,482
	U.S. Steel Corp.	121,246	2,774,109
	United States Lime & Minerals, Inc.	6,942	1,116,968
*	Universal Stainless & Alloy Products, Inc.	7,785	73,724
	Vulcan Materials Co.	15,682	2,746,232
	Warrior Met Coal, Inc.	42,685	1,475,620
#	Westlake Corp.	57,390	6,529,834
	WestRock Co.	106,901	3,199,547
	Worthington Industries, Inc.	39,194	2,327,732

TOTAL MATERIALS			298,147,002

REAL ESTATE — (0.5%)
#*	AMREP Corp.	6,528	90,739
#*	Anywhere Real Estate, Inc.	232,065	1,478,254
*	CBRE Group, Inc., Class A	40,033	3,068,930
*	CKX Lands, Inc.	465	4,543
*	Compass, Inc., Class A	12,071	28,246
*	Comstock Holding Cos., Inc.	2,434	10,710
#*	Cushman & Wakefield PLC	83,620	823,657
	Douglas Elliman, Inc.	26,034	83,048
*	Fathom Holdings, Inc.	1,294	6,341
#*	Forestar Group, Inc.	13,020	251,807
*	FRP Holdings, Inc.	9,320	540,560
*	Howard Hughes Corp.	34,850	2,696,344
*	InterGroup Corp.	235	9,513
*	Jones Lang LaSalle, Inc.	36,319	5,049,794
*	JW Mays, Inc.	300	13,269
#	Kennedy-Wilson Holdings, Inc.	67,081	1,125,619
	Marcus & Millichap, Inc.	47,247	1,486,863
*	Maui Land & Pineapple Co., Inc.	1,380	17,236
	Newmark Group, Inc., Class A	126,541	802,270
*	Rafael Holdings, Inc., Class B	20,549	43,153

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
#	RE/MAX Holdings, Inc., Class A	20,908	$403,733
	RMR Group, Inc., Class A	9,755	231,681
#	St. Joe Co.	54,167	2,226,264
#	Stratus Properties, Inc.	8,335	178,369
*	Tejon Ranch Co.	28,614	494,450
*	Zillow Group, Inc., Class A	4,894	209,365
#*	Zillow Group, Inc., Class C	40,401	1,759,060

TOTAL REAL ESTATE			23,133,818

UTILITIES — (1.1%)
	AES Corp.	54,711	1,294,462
	ALLETE, Inc.	9,015	562,356
	Alliant Energy Corp.	106	5,845
	American States Water Co.	11,069	982,374
#	Artesian Resources Corp., Class A	5,487	300,578
#	Atlantica Sustainable Infrastructure PLC	31,600	841,192
	Atmos Energy Corp.	12,134	1,384,975
#	Avangrid, Inc.	9,028	363,467
	Avista Corp.	20,799	916,612
	Black Hills Corp.	8,173	533,615
	Brookfield Renewable Corp., Class A	18,351	613,107
	California Water Service Group.	16,250	911,300
	CenterPoint Energy, Inc.	6,565	200,036
	Chesapeake Utilities Corp.	7,116	878,826
	Clearway Energy, Inc., Class A	3,852	111,631
	Clearway Energy, Inc., Class C	14,450	438,846
	CMS Energy Corp.	17,300	1,077,098
	Consolidated Water Co. Ltd.	12,933	218,568
	Essential Utilities, Inc.	18,470	788,669
	Evergy, Inc.	22,911	1,423,002
	Eversource Energy.	15,733	1,221,038
	Genie Energy Ltd., Class B	25,298	393,890
	Global Water Resources, Inc.	1,359	14,908
	Hawaiian Electric Industries, Inc.	20,043	785,886
#	IDACORP, Inc.	5,746	638,495
	MGE Energy, Inc.	14,329	1,097,745
	Middlesex Water Co.	7,465	544,796
	National Fuel Gas Co.	10,267	573,925
	New Jersey Resources Corp.	65,027	3,357,994
	NiSource, Inc.	31,603	899,421
	Northwest Natural Holding Co.	10,249	481,293
	NorthWestern Corp.	14,061	824,256
	NRG Energy, Inc.	123,332	4,214,254
	OGE Energy Corp.	16,299	611,864
#	ONE Gas, Inc.	7,311	562,581
#	Ormat Technologies, Inc.	56,661	4,862,080
#	Otter Tail Corp.	18,309	1,317,333
	Pinnacle West Capital Corp.	7,400	580,604
	PNM Resources, Inc.	20,489	986,136
	Portland General Electric Co.	15,008	759,705
*	Pure Cycle Corp.	2,900	28,623
	RGC Resources, Inc.	1,634	31,291
#	SJW Group	12,053	915,064
	Southwest Gas Holdings, Inc.	7,654	428,624
	Spire, Inc.	7,217	488,807
#*	Sunnova Energy International, Inc.	58,074	1,043,009
	UGI Corp.	26,511	898,193
	Unitil Corp.	8,110	450,835
	Via Renewables, Inc.	505	5,227

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
Vistra Corp.	183,923	$4,388,403
WEC Energy Group, Inc.	6,451	620,393
York Water Co.	7,798	327,828

TOTAL UTILITIES		48,201,060

TOTAL COMMON STOCKS		4,187,394,061

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	12,868	294,034

CONSUMER DISCRETIONARY — (0.0%)
# Qurate Retail, Inc., 8.000%	4,810	147,426

INDUSTRIALS — (0.0%)
(r) WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	29,437	800,686

TOTAL PREFERRED STOCKS		1,242,146

TOTAL INVESTMENT SECURITIES (Cost $2,167,058,913)		4,188,636,207

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund 4.760%	37,670,915	37,670,915

SECURITIES LENDING COLLATERAL — (6.2%)
@§ The DFA Short Term Investment Fund	24,073,101	278,453,555

TOTAL INVESTMENTS — (100.0%) (Cost $2,483,145,437)		$4,504,760,677

As of April 30, 2023, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500 ® E-mini Index	177	06/16/23	$35,314,094	$37,068,225	$1,754,131

Total Futures Contracts			$35,314,094	$37,068,225	$1,754,131

Summary of the Portfolios investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$257,390,222	$24,384	—	$257,414,606
Consumer Discretionary	479,901,968	3,020,683	—	482,922,651
Consumer Staples	230,726,430	131,817	—	230,858,247
Energy	360,962,659	—	—	360,962,659
Financials	900,672,904	168,344	—	900,841,248
Health Care	421,106,166	815,098	$762,148	422,683,412
Industrials	767,128,494	440,717	7,579	767,576,790
Information Technology	394,652,568	—	—	394,652,568

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Materials	$298,052,798	$94,204	—		$298,147,002
Real Estate	23,120,549	13,269	—		23,133,818
Utilities	48,201,060	—	—		48,201,060
Preferred Stocks
Communication Services	294,034	—	—		294,034
Consumer Discretionary	147,426	—	—		147,426
Industrials	800,686	—	—		800,686
Temporary Cash Investments	37,670,915	—	—		37,670,915
Securities Lending Collateral	—	278,453,555	—		278,453,555
Futures Contracts**	1,754,131	—	—		1,754,131

TOTAL	$4,222,583,010	$283,162,071	$769,727	^	$4,506,514,808

**	Valued at the unrealized appreciation/(depreciation) on the investment.
∧	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value†
COMMON STOCKS — (91.7%)
COMMUNICATION SERVICES — (2.7%)
#*	Altice USA, Inc., Class A	367,756	$1,287,146
*	AMC Networks, Inc., Class A	101,484	1,795,252
#*	Angi, Inc.	25,575	58,823
#*	Anterix, Inc.	73,333	2,315,856
	ATN International, Inc.	83,869	3,033,542
*	Bandwidth, Inc., Class A	126,429	1,538,641
*	Beasley Broadcast Group, Inc., Class A	35,128	34,074
*	Boston Omaha Corp., Class A	134,422	2,750,274
*	Bumble, Inc., Class A	636,222	11,585,603
#	Cable One, Inc.	3,428	2,599,829
#*	Cargurus, Inc.	182,625	3,002,355
#*	Cars.com, Inc.	462,995	9,060,812
#*	Cinemark Holdings, Inc.	577,581	9,749,567
	Cogent Communications Holdings, Inc.	358,675	24,762,922
#*	comScore, Inc.	77,332	78,105
*	Consolidated Communications Holdings, Inc.	549,851	2,127,923
#*	Cumulus Media, Inc., Class A	66,045	232,148
#*	Daily Journal Corp.	2,725	744,334
#	DallasNews Corp.	7,407	31,776
*	DHI Group, Inc.	273,023	1,001,994
*	Dolphin Entertainment, Inc.	3,007	5,593
#*	EchoStar Corp., Class A	158,724	2,709,419
	Entravision Communications Corp., Class A	431,286	2,695,537
*	EverQuote, Inc., Class A	74,068	516,254
*	EW Scripps Co., Class A	377,057	3,178,591
*	FG Group Holdings, Inc.	109,208	211,864
#*	Frontier Communications Parent, Inc.	56,369	1,270,557
*	Gaia, Inc.	18,271	55,544
#*	Gannett Co., Inc.	142,436	270,628
#*	Genius Brands International, Inc.	6,013	15,514
*	Gogo, Inc.	304,614	4,084,874
	Gray Television, Inc.	461,991	3,561,951
#	Gray Television, Inc., Class A	9,142	75,970
*	Harte Hanks, Inc.	37,513	316,610
*	IDT Corp., Class B	240,975	8,002,780
#*	iHeartMedia, Inc., Class A	34,530	119,819
*	IMAX Corp.	293,243	6,143,441
*	Insignia Systems, Inc.	7,998	51,667
*	Integral Ad Science Holding Corp.	107,204	1,686,319
	Iridium Communications, Inc.	575,682	36,538,537
	John Wiley & Sons, Inc., Class A	279,628	10,785,252
*	Lee Enterprises, Inc.	31,920	367,718
#*	Liberty Latin America Ltd., Class A	162,642	1,442,635
*	Liberty Latin America Ltd., Class C	700,403	6,219,579
#*	Liberty Media Corp.-Liberty Braves, Class A	55,654	2,179,967
*	Liberty Media Corp.-Liberty Braves, Class C	165,943	6,309,153
#*	Lions Gate Entertainment Corp., Class A	601,455	6,916,732
*	Lions Gate Entertainment Corp., Class B	1,142,375	12,189,141
*	Madison Square Garden Entertainment Corp.	26,821	865,514
	Madison Square Garden Sports Corp.	27,893	5,592,546
#*	Magnite, Inc.	397,989	3,741,097
*	Marchex, Inc., Class B	79,878	149,372
#	Marcus Corp.	128,331	2,248,359

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	MediaAlpha, Inc., Class A	16,045	$118,733
	Motorsport Games, Inc., Class A	13,507	65,779
	New York Times Co., Class A	313,989	12,481,063
	Nexstar Media Group, Inc.	80,759	14,007,649
*	Ooma, Inc.	130,985	1,611,115
	Paltalk, Inc.	3,698	6,878
*	Pegasus Cos., Inc.	34	1,700
*	Playtika Holding Corp.	451,781	4,517,810
#*	PubMatic, Inc., Class A	218,593	2,985,980
*	QuinStreet, Inc.	350,041	3,888,956
#*	Quotient Technology, Inc.	167,392	472,045
#*	Reading International, Inc., Class A	45,733	147,718
#*	Reading International, Inc., Class B	2,710	59,214
	Saga Communications, Inc., Class A	25,993	578,344
#	Scholastic Corp.	174,025	6,694,742
*	Sciplay Corp., Class A	84,559	1,444,268
#	Shenandoah Telecommunications Co.	360,509	7,502,192
	Shutterstock, Inc.	225,059	15,078,953
#	Sinclair Broadcast Group, Inc., Class A	229,375	4,562,269
#*	Sphere Entertainment Co.	33,149	932,813
	Spok Holdings, Inc.	110,214	1,347,917
*	Stagwell, Inc.	188,840	1,174,585
#*	TechTarget, Inc.	226,772	7,730,657
	TEGNA, Inc.	866,096	14,810,242
	Telephone & Data Systems, Inc.	526,112	5,261,120
#*	Telesat Corp.	5,211	45,179
#*	Thryv Holdings, Inc.	187,126	4,202,850
	Townsquare Media, Inc., Class A	113,877	1,077,276
#*	Travelzoo	64,725	482,201
*	TripAdvisor, Inc.	690,191	12,237,086
*	TrueCar, Inc.	347,444	892,931
#*	U.S. Cellular Corp.	234,607	4,983,053
*	Urban One, Inc.	54,280	315,367
*	Urban One, Inc.	44,795	319,836
*	Vimeo, Inc.	319,297	1,050,487
#*	WideOpenWest, Inc.	264,360	3,021,635
#	World Wrestling Entertainment, Inc., Class A	111,389	11,937,559
*	Yelp, Inc.	369,154	11,045,088
*	Zedge, Inc., Class B	5,436	10,763
#*	Ziff Davis, Inc.	261,182	19,102,851

TOTAL COMMUNICATION SERVICES			386,516,414

CONSUMER DISCRETIONARY — (13.3%)
#	Cheesecake Factory, Inc.	270,461	9,111,831
#*	1-800-Flowers.com, Inc., Class A	268,526	2,473,124
*	1stdibs.com, Inc.	41,444	155,829
*	2U, Inc.	177,106	981,167
	Aaron’s Co., Inc.	240,435	3,209,807
#*	Abercrombie & Fitch Co., Class A	261,316	6,151,379
	Academy Sports & Outdoors, Inc.	400,498	25,439,633
#	Acushnet Holdings Corp.	266,461	13,357,690
#*	Adient PLC	550,264	20,326,752
	ADT, Inc.	162,301	1,087,417
#*	Adtalem Global Education, Inc.	337,721	13,701,341
#	AMCON Distributing Co.	3,090	571,650
*	American Axle & Manufacturing Holdings, Inc.	612,277	4,377,781
	American Eagle Outfitters, Inc.	1,009,217	13,513,416
*	American Outdoor Brands, Inc.	115,738	1,034,698
#*	American Public Education, Inc.	94,409	538,131

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	America’s Car-Mart, Inc.	49,749	$3,999,322
	Ark Restaurants Corp.	19,347	338,186
	Arko Corp.	66,502	555,957
#*	Asbury Automotive Group, Inc.	158,010	30,568,615
	Autoliv, Inc.	49,097	4,213,014
*	AutoNation, Inc.	202,316	26,645,017
#*	Bally’s Corp.	177,758	3,057,438
#*	Barnes & Noble Education, Inc.	266,524	415,777
	Bassett Furniture Industries, Inc.	113,835	1,633,532
#*	Beazer Homes USA, Inc.	65,174	1,388,858
#	Big 5 Sporting Goods Corp.	144,363	1,137,580
#	Big Lots, Inc.	145,063	1,304,116
*	Biglari Holdings, Inc., Class A	240	207,492
*	Biglari Holdings, Inc., Class B	11,383	1,971,536
*	BJ’s Restaurants, Inc.	139,906	4,552,541
#	Bloomin’ Brands, Inc.	637,396	15,788,299
#	Bluegreen Vacations Holding Corp.	17,784	512,001
*	Boot Barn Holdings, Inc.	226,612	16,422,572
*	Bowlero Corp.	19,440	284,407
*	Bright Horizons Family Solutions, Inc.	16,420	1,249,890
#*	Brinker International, Inc.	265,481	10,598,002
	Brunswick Corp.	188,121	15,950,780
#	Buckle, Inc.	257,168	8,622,843
	Build-A-Bear Workshop, Inc.	125,344	2,907,981
#	Caleres, Inc.	272,029	6,202,261
	Camping World Holdings, Inc., Class A	50,184	1,123,620
*	Capri Holdings Ltd.	11,580	480,570
#*	CarParts.com, Inc.	292,574	1,386,801
	Carriage Services, Inc.	150,218	4,312,759
*	Carrols Restaurant Group, Inc.	124,831	480,599
#	Carter’s, Inc.	194,279	13,554,846
#	Cato Corp., Class A	94,737	781,580
*	Cavco Industries, Inc.	65,557	19,681,523
*	Century Casinos, Inc.	34,494	242,838
	Century Communities, Inc.	248,183	16,712,643
#*	Chegg, Inc.	662,439	11,910,653
#*	Chico’s FAS, Inc.	659,668	3,324,727
#*	Children’s Place, Inc.	65,573	1,943,584
#	Choice Hotels International, Inc.	69,077	8,808,699
#*	Chuy’s Holdings, Inc.	132,896	4,635,412
#*	Citi Trends, Inc.	65,273	1,126,612
#	Clarus Corp.	22,328	217,251
	Columbia Sportswear Co.	124,925	10,436,234
#*	Conn’s, Inc.	123,701	591,291
#*	Container Store Group, Inc.	61,634	190,449
#*	ContextLogic, Inc., Class A	22,024	158,793
#*	Cooper-Standard Holdings, Inc.	91,475	1,230,339
*	Coursera, Inc.	221,556	2,756,157
#	Cracker Barrel Old Country Store, Inc.	110,956	11,779,089
	Crown Crafts, Inc.	7,793	43,017
	Culp, Inc.	63,338	345,825
	Dana, Inc.	1,090,680	16,131,157
*	Dave & Buster’s Entertainment, Inc.	260,052	9,221,444
#*	Delta Apparel, Inc.	34,544	393,456
*	Denny’s Corp.	334,433	3,748,994
#	Designer Brands, Inc., Class A	280,697	2,298,908
#*	Destination XL Group, Inc.	336,410	1,476,840
#	Dillard’s, Inc., Class A	32,376	9,660,675
#	Dine Brands Global, Inc.	66,321	4,306,223

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Dorman Products, Inc.	229,551	$19,778,114
#*	Dream Finders Homes, Inc., Class A	1,651	25,178
*	Duluth Holdings, Inc., Class B	28,203	176,551
#*	Educational Development Corp.	43,671	92,146
#	El Pollo Loco Holdings, Inc.	273,615	2,550,092
#*	Envela Corp.	20,374	128,560
	Escalade, Inc.	59,535	900,169
#	Ethan Allen Interiors, Inc.	183,841	5,134,679
#*	European Wax Center, Inc., Class A	91,545	1,724,708
*	Everi Holdings, Inc.	160,881	2,445,391
*	Fiesta Restaurant Group, Inc.	127,423	1,023,207
#*	First Watch Restaurant Group, Inc.	14,500	233,160
	Flanigan’s Enterprises, Inc.	10,335	284,523
#	Flexsteel Industries, Inc.	43,343	751,568
#	Foot Locker, Inc.	453,323	19,035,033
*	Fossil Group, Inc.	220,403	740,554
*	Fox Factory Holding Corp.	272,732	30,237,797
#	Franchise Group, Inc.	159,909	4,677,338
*	Frontdoor, Inc.	356,001	9,740,187
*	Full House Resorts, Inc.	37,508	264,056
#*	Funko, Inc., Class A	193,001	1,902,990
#	Gap, Inc.	1,114,266	10,696,954
#*	Garrett Motion, Inc.	110,905	916,075
*	Genesco, Inc.	120,482	4,175,906
	Gentex Corp.	56,938	1,570,919
#*	Gentherm, Inc.	250,646	14,951,034
*	G-III Apparel Group Ltd.	255,737	4,015,071
*	Goodyear Tire & Rubber Co.	1,442,015	15,386,300
#*	GoPro, Inc., Class A	680,382	2,912,035
	Graham Holdings Co., Class B	29,577	17,023,634
*	Grand Canyon Education, Inc.	115,584	13,719,821
#*	Green Brick Partners, Inc.	104,930	3,910,741
#	Group 1 Automotive, Inc.	112,353	25,221,001
#*	GrowGeneration Corp.	291,689	997,576
#	Guess?, Inc.	356,979	6,729,054
#	H&R Block, Inc.	549,934	18,648,262
	Hamilton Beach Brands Holding Co., Class A	61,375	614,364
#	Hanesbrands, Inc.	207,912	1,089,459
	Harley-Davidson, Inc.	440,532	16,343,737
#	Haverty Furniture Cos., Inc.	84,839	2,557,047
	Haverty Furniture Cos., Inc., Class A	3,785	113,531
#*	Helen of Troy Ltd.	174,991	17,558,597
#	Hibbett, Inc.	99,419	5,401,434
*	Hilton Grand Vacations, Inc.	45,500	1,947,400
	Hooker Furnishings Corp.	60,926	963,240
#*	Hovnanian Enterprises, Inc., Class A	17,891	1,319,819
*	Inspired Entertainment, Inc.	87,579	1,121,011
	Installed Building Products, Inc.	212,162	26,365,372
#	International Game Technology PLC	334,217	9,404,866
*	iRobot Corp.	188,516	7,414,334
*	J Jill, Inc.	52,964	1,309,800
	Jack in the Box, Inc.	159,867	14,818,072
*	JAKKS Pacific, Inc.	4,524	101,338
	Johnson Outdoors, Inc., Class A	65,517	3,799,986
#	KB Home.	656,226	28,755,823
#*	Kirkland’s, Inc.	4,700	14,335
#	Kohl’s Corp.	541,146	11,921,446
#	Kontoor Brands, Inc.	134,494	6,075,094
#*	Koss Corp.	7,268	30,744

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Krispy Kreme, Inc.	67,632	$1,040,180
#*	Kura Sushi USA, Inc., Class A	33,121	2,282,699
#	Lakeland Industries, Inc.	57,597	694,044
#*	Lands’ End, Inc.	163,437	1,171,843
	Laureate Education, Inc.	759,713	9,412,844
*††	Lazare Kaplan International, Inc.	9,600	0
	La-Z-Boy, Inc.	314,252	9,028,460
#*	Lazydays Holdings, Inc.	21,101	250,047
#	LCI Industries.	184,514	20,842,701
#*	Legacy Housing Corp.	30,965	668,844
#	Leggett & Platt, Inc.	280,193	9,053,036
#*	Leslie’s, Inc.	735,049	7,975,282
#	Levi Strauss & Co., Class A	35,837	518,203
#*	LGI Homes, Inc.	93,886	11,153,657
#*	Life Time Group Holdings, Inc.	139,826	2,906,983
#	Lifetime Brands, Inc.	112,549	551,490
*	Light & Wonder, Inc.	284,894	17,176,259
#*	Lincoln Educational Services Corp.	112,850	657,915
#	Lithia Motors, Inc.	13,545	2,991,955
*	Live Ventures, Inc.	11,697	371,380
#*	LL Flooring Holdings, Inc.	28,226	92,864
#*	Lovesac Co.	80,230	2,109,247
*	M/I Homes, Inc.	158,879	10,746,576
	Macy’s, Inc.	983,279	16,066,779
#*	Malibu Boats, Inc., Class A	159,071	9,027,279
	Marine Products Corp.	122,657	1,688,987
#*	MarineMax, Inc.	167,811	4,886,656
	Marriott Vacations Worldwide Corp.	209,205	28,150,625
*	MasterCraft Boat Holdings, Inc.	133,246	3,900,110
*	Mattel, Inc.	34,297	617,346
	MDC Holdings, Inc.	544,563	22,310,746
	Meritage Homes Corp.	234,498	30,027,469
*	Modine Manufacturing Co.	277,947	5,811,872
	Monarch Casino & Resort, Inc.	25,809	1,790,112
#	Monro, Inc.	219,309	10,719,824
#*	Motorcar Parts of America, Inc.	104,378	508,321
	Movado Group, Inc.	120,830	3,095,665
	Murphy USA, Inc.	152,990	42,107,438
	Nathan’s Famous, Inc.	56,186	4,194,285
#*	National Vision Holdings, Inc.	294,559	6,197,521
#*	Nautilus, Inc.	17,535	23,322
*	Noodles & Co.	243,356	1,202,179
#	Nordstrom, Inc.	322,095	4,979,589
*	ODP Corp.	345,577	14,932,382
*	Ollie’s Bargain Outlet Holdings, Inc.	327,230	21,351,757
*	ONE Group Hospitality, Inc.	103,537	810,695
*	OneSpaWorld Holdings Ltd.	417,287	5,007,444
#*	OneWater Marine, Inc., Class A	2,402	63,413
#	Oxford Industries, Inc.	121,670	12,555,127
#	Papa John’s International, Inc.	259,744	19,426,254
	Patrick Industries, Inc.	177,033	12,149,775
#*	Penn Entertainment, Inc.	82,063	2,444,657
#	Penske Automotive Group, Inc.	256,204	35,504,750
*	Perdoceo Education Corp.	515,695	6,693,721
*	Petco Health & Wellness Co., Inc.	202,334	2,015,247
#	PetMed Express, Inc.	155,602	2,391,603
#*	Planet Fitness, Inc., Class A	97,764	8,128,099
*	Playa Hotels & Resorts NV	536,771	4,997,338
*	PlayAGS, Inc.	44,994	237,568

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Polaris, Inc.	12,000	$1,303,800
#*	Potbelly Corp.	111,363	1,167,084
#	Purple Innovation, Inc.	185,599	551,229
	PVH Corp.	85,394	7,327,659
#	RCI Hospitality Holdings, Inc.	70,051	5,246,820
	Red Rock Resorts, Inc., Class A	66,913	3,265,354
#*	Revolve Group, Inc.	200,014	4,130,289
#*	RH	5,713	1,457,558
#	Rocky Brands, Inc.	75,340	2,201,435
	Ruth’s Hospitality Group, Inc.	257,655	4,163,705
*	Sally Beauty Holdings, Inc.	459,233	6,534,886
*	SeaWorld Entertainment, Inc.	307,746	16,513,650
*	Shake Shack, Inc., Class A	211,727	11,604,757
#	Shoe Carnival, Inc.	212,203	4,933,720
#	Signet Jewelers Ltd.	351,222	25,842,915
*	Six Flags Entertainment Corp.	343,794	8,343,880
*	Skechers USA, Inc., Class A	328,722	17,484,723
*	Skyline Champion Corp.	267,587	19,846,928
*	Sleep Number Corp.	171,856	3,875,353
#	Smith & Wesson Brands, Inc.	358,517	4,309,374
*	Solo Brands, Inc., Class A	52,147	416,655
#	Sonic Automotive, Inc., Class A	199,574	8,885,034
#*	Sonos, Inc.	607,718	12,847,159
#*	Sportsman’s Warehouse Holdings, Inc.	296,623	1,844,995
	Standard Motor Products, Inc.	158,328	5,701,391
	Steven Madden Ltd.	499,118	17,489,095
#*	Stitch Fix, Inc., Class A	427,442	1,457,577
*	Stoneridge, Inc.	208,582	3,927,599
#	Strategic Education, Inc.	131,462	11,568,656
*	Strattec Security Corp.	21,609	419,215
*	Stride, Inc.	327,113	14,052,774
	Superior Group of Cos., Inc.	79,069	616,738
*	Superior Industries International, Inc.	41,500	203,765
#*	Sweetgreen, Inc., Class A	47,297	375,538
*	Taylor Morrison Home Corp.	846,325	36,468,144
	Tempur Sealy International, Inc.	467,639	17,522,433
	Texas Roadhouse, Inc.	203,045	22,460,838
#	Thor Industries, Inc.	151,085	11,938,737
#*	Tile Shop Holdings, Inc.	69,002	323,619
#*	Tilly’s, Inc., Class A	120,095	901,913
	Toll Brothers, Inc.	142,625	9,115,164
*	TopBuild Corp.	94,387	21,282,381
#*	Topgolf Callaway Brands Corp.	520,613	11,541,990
*	Traeger, Inc.	3,946	11,996
	Travel & Leisure Co.	412,662	15,792,575
*	TravelCenters of America, Inc.	54,009	4,651,795
#*	Tri Pointe Homes, Inc.	788,267	22,607,498
*	Under Armour, Inc., Class A	779,506	6,914,218
*	Under Armour, Inc., Class C	894,355	7,190,614
#*	Unifi, Inc.	93,939	824,784
*	Universal Electronics, Inc.	65,410	657,371
*	Universal Technical Institute, Inc.	123,527	872,101
#	Upbound Group, Inc.	281,634	7,508,362
#*	Urban Outfitters, Inc.	490,311	13,267,816
	Valvoline, Inc.	885,550	30,595,752
*	Vera Bradley, Inc.	158,599	831,059
#*	Victoria’s Secret & Co.	329,907	10,230,416
#*	Vince Holding Corp.	10,854	74,350
#*	Vista Outdoor, Inc.	416,280	10,032,348

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Visteon Corp.	167,302	$23,487,528
*	Vizio Holding Corp., Class A	53,050	454,639
*	VOXX International Corp.	243,647	3,111,372
	Wendy’s Co.	1,052,992	23,271,123
#	Weyco Group, Inc.	59,166	1,605,765
#	Wingstop, Inc.	74,442	14,896,589
	Winmark Corp.	38,244	12,770,436
#	Winnebago Industries, Inc.	238,573	13,870,634
	Wolverine World Wide, Inc.	423,277	7,085,657
#*	WW International, Inc.	136,947	1,143,507
	Wyndham Hotels & Resorts, Inc.	83,991	5,729,866
#*	XPEL, Inc.	33,614	2,455,839
#*	YETI Holdings, Inc.	359,497	14,182,157
*††	Zagg, Inc.	343,229	0
#*	Zumiez, Inc.	152,248	2,662,056

TOTAL CONSUMER DISCRETIONARY			1,921,783,720

CONSUMER STAPLES — (4.5%)
#	Alico, Inc.	40,882	963,180
	Andersons, Inc.	256,031	11,444,586
	B&G Foods, Inc.	164,928	2,645,445
#*	Beauty Health Co.	52,627	603,105
*	BellRing Brands, Inc.	308,793	11,113,460
*	Boston Beer Co., Inc., Class A	36,710	11,655,792
*	Bridgford Foods Corp.	28,975	373,633
#	Calavo Growers, Inc.	89,641	2,864,926
#	Cal-Maine Foods, Inc.	293,265	13,930,088
#*	Central Garden & Pet Co.	86,191	3,175,276
*	Central Garden & Pet Co., Class A	314,198	11,100,615
#*	Chefs’ Warehouse, Inc.	279,139	9,284,163
	Coca-Cola Consolidated, Inc.	54,568	32,165,653
*	Coffee Holding Co., Inc.	21,395	34,018
*	Coty, Inc., Class A	1,311,909	15,572,360
*	Duckhorn Portfolio, Inc.	305,608	4,614,681
#	Edgewell Personal Care Co.	273,564	11,946,540
#*	elf Beauty, Inc.	277,556	25,746,095
	Energizer Holdings, Inc.	235,995	7,889,313
#*	Farmer Bros Co.	105,571	300,877
#	Flowers Foods, Inc.	703,470	19,352,460
	Fresh Del Monte Produce, Inc.	366,969	10,535,680
#*	Fresh Market, Inc.	285,242	0
#*	Freshpet, Inc.	258,750	17,845,988
#*	Grocery Outlet Holding Corp.	395,771	11,786,060
*	Hain Celestial Group, Inc.	104,784	1,878,777
#*	Herbalife Ltd.	207,442	3,082,588
#*	Honest Co., Inc.	359,977	597,562
#*	Hostess Brands, Inc.	767,110	19,760,754
#	Ingles Markets, Inc., Class A	113,027	10,403,005
	Ingredion, Inc.	147,072	15,614,634
#	Inter Parfums, Inc.	234,744	35,631,792
#	J & J Snack Foods Corp.	107,465	16,463,638
#	John B Sanfilippo & Son, Inc.	69,422	7,216,417
	Lancaster Colony Corp.	161,749	33,824,951
	Lifevantage Corp.	67,874	223,984
*	Lifeway Foods, Inc.	3,939	23,634
#	Limoneira Co.	87,948	1,469,611
#	Medifast, Inc.	86,675	7,943,764
#	MGP Ingredients, Inc.	136,280	13,448,110
#*	Mission Produce, Inc.	7,783	88,648

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	National Beverage Corp.	224,184	$11,141,945
*	Natural Alternatives International, Inc.	49,339	439,611
	Natural Grocers by Vitamin Cottage, Inc.	121,079	1,306,442
#*	Nature’s Sunshine Products, Inc.	62,236	682,107
#	Nu Skin Enterprises, Inc., Class A	262,101	10,342,505
#	Oil-Dri Corp. of America	28,972	1,227,833
*	Pilgrim’s Pride Corp.	341,009	7,778,415
*	Post Holdings, Inc.	178,030	16,109,935
	PriceSmart, Inc.	165,210	12,172,673
#	Reynolds Consumer Products, Inc.	151,091	4,235,081
#*	Rocky Mountain Chocolate Factory, Inc.	16,642	89,534
	Seaboard Corp.	2,274	8,961,993
#*	Seneca Foods Corp., Class A	64,855	3,087,098
*	Seneca Foods Corp., Class B	2,794	132,380
*	Simply Good Foods Co.	535,779	19,486,282
#*	Sovos Brands, Inc.	43,634	748,323
	SpartanNash Co.	257,217	6,306,961
	Spectrum Brands Holdings, Inc.	220,817	14,684,331
#*	Sprouts Farmers Market, Inc.	630,481	21,852,471
#	Tootsie Roll Industries, Inc.	213,016	8,708,094
*	TreeHouse Foods, Inc.	302,155	16,089,754
	Turning Point Brands, Inc.	87,977	2,092,973
*	United Natural Foods, Inc.	418,397	11,409,686
	United-Guardian, Inc.	21,668	208,663
#	Universal Corp.	182,996	10,044,650
#*	USANA Health Sciences, Inc.	139,337	9,247,797
#	Utz Brands, Inc.	230,806	4,364,541
	Vector Group Ltd.	779,115	9,925,925
#	Village Super Market, Inc., Class A	54,665	1,196,617
*	Vital Farms, Inc.	214,076	2,757,299
#	WD-40 Co.	97,752	18,611,981
#	Weis Markets, Inc.	200,998	16,580,325
#*	Whole Earth Brands, Inc.	29,013	69,631
#*	Zevia PBC, Class A	6,018	21,123

TOTAL CONSUMER STAPLES			656,730,842

ENERGY — (4.6%)
	Adams Resources & Energy, Inc.	26,720	1,018,032
#*	Amplify Energy Corp.	193,912	1,339,932
#	Antero Midstream Corp.	1,663,081	17,894,752
	Arch Resources, Inc.	109,384	13,372,194
	Archrock, Inc.	705,098	7,255,458
	Ardmore Shipping Corp.	202,549	2,975,445
	Barnwell Industries, Inc.	49,095	138,448
*	Battalion Oil Corp.	8,566	60,305
	Berry Corp.	382,922	2,925,524
*	Bristow Group, Inc.	132,437	2,962,616
	Cactus, Inc., Class A	331,711	13,427,661
	California Resources Corp.	250,026	10,126,053
#*	Callon Petroleum Co.	206,779	6,852,656
#*	Centrus Energy Corp., Class A	74,645	2,187,098
	ChampionX Corp.	692,967	18,765,546
	Chord Energy Corp.	98,433	14,009,969
#	Civitas Resources, Inc.	120,588	8,326,601
#*	Clean Energy Fuels Corp.	1,593,523	6,804,343
#*	CNX Resources Corp.	1,348,839	20,947,470
#	Comstock Resources, Inc.	841,570	9,678,055
	CONSOL Energy, Inc.	181,381	10,763,149
#	Core Laboratories NV	139,703	3,144,715

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	CVR Energy, Inc.	352,065	$9,273,392
	Delek U.S. Holdings, Inc.	347,731	7,563,149
*	Denbury, Inc.	169,790	15,854,990
	DHT Holdings, Inc.	1,238,840	11,756,592
*	DMC Global, Inc.	93,237	1,765,909
#	Dorian LPG Ltd.	270,190	6,003,622
#*	Dril-Quip, Inc.	178,800	4,877,664
*	DT Midstream, Inc.	169,660	8,359,148
	EnLink Midstream LLC	1,152,686	11,307,850
	Epsilon Energy Ltd.	124,810	668,982
	Equitrans Midstream Corp.	849,718	4,376,048
	Evolution Petroleum Corp.	178,657	1,177,350
*	Expro Group Holdings NV	22,997	457,410
*	Forum Energy Technologies, Inc.	44,631	989,023
*	Geospace Technologies Corp.	40,656	293,536
#*	Green Plains, Inc.	319,272	10,909,524
*	Gulf Island Fabrication, Inc.	85,143	296,298
#*	Gulfport Energy Corp.	15,331	1,386,842
#*	Hallador Energy Co.	177,618	1,428,049
*	Helix Energy Solutions Group, Inc.	728,879	5,284,373
	Helmerich & Payne, Inc.	401,173	13,302,897
*	Houston American Energy Corp.	8,288	18,648
#*	Independence Contract Drilling, Inc.	43,770	133,936
#	International Seaways, Inc.	265,670	10,578,979
*	Kosmos Energy Ltd.	1,883,122	12,051,981
	Liberty Energy, Inc.	680,918	8,722,560
#*	Lightbridge Corp.	13,724	50,367
#	Magnolia Oil & Gas Corp., Class A	566,751	11,969,781
*	Mammoth Energy Services, Inc.	73,818	272,388
	Matador Resources Co.	410,461	20,124,903
	Mexco Energy Corp.	11,942	141,392
	Murphy Oil Corp.	492,863	18,093,001
#*	Nabors Industries Ltd.	49,886	4,975,630
#	NACCO Industries, Inc., Class A	45,173	1,631,649
#*	National Energy Services Reunited Corp.	140,640	428,952
#*	Natural Gas Services Group, Inc.	64,111	660,343
*	NCS Multistage Holdings, Inc.	6,080	125,552
*	Newpark Resources, Inc.	401,837	1,607,348
#*	NextDecade Corp.	18,728	116,675
#*	NexTier Oilfield Solutions, Inc.	1,041,991	8,419,287
#*	Nine Energy Service, Inc.	178,337	688,381
#*	Noble Corp. PLC	64,117	2,465,299
#	Nordic American Tankers Ltd.	1,089,678	3,846,563
#	Northern Oil & Gas, Inc.	94,223	3,125,377
	NOV, Inc.	483,130	8,092,427
*	Oceaneering International, Inc.	280,745	4,977,609
*	Oil States International, Inc.	325,702	2,292,942
*	Overseas Shipholding Group, Inc., Class A	470,558	1,806,943
*	Par Pacific Holdings, Inc.	326,710	7,654,815
#	Patterson-UTI Energy, Inc.	892,951	9,992,122
	PBF Energy, Inc., Class A	569,621	19,856,988
	PDC Energy, Inc.	285,836	18,593,632
#*	Peabody Energy Corp.	737,070	17,704,421
#	Permian Resources Corp.	965,026	10,084,522
#	PHX Minerals, Inc.	190,398	515,979
*	PrimeEnergy Resources Corp.	3,592	310,295
#*	ProPetro Holding Corp.	583,052	4,046,381
	Range Resources Corp.	461,681	12,211,462
*	Ranger Energy Services, Inc.	4,954	55,485

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	Ranger Oil Corp., Class A	96,936	$3,993,763
*	REX American Resources Corp.	136,137	3,851,316
	Riley Exploration Permian, Inc.	24,025	1,009,290
#*	Ring Energy, Inc.	30,526	55,252
#	RPC, Inc.	434,834	3,213,423
#*	SandRidge Energy, Inc.	224,526	3,181,533
	Scorpio Tankers, Inc.	310,895	16,244,264
*	SEACOR Marine Holdings, Inc.	124,027	1,034,385
	Select Energy Services, Inc., Class A	478,613	3,556,095
	SFL Corp. Ltd.	333,589	3,032,324
	Sitio Royalties Corp., Class A	141,067	3,581,691
	SM Energy Co.	732,318	20,563,489
	Solaris Oilfield Infrastructure, Inc., Class A	172,946	1,328,225
#*	Talos Energy, Inc.	421,463	5,744,541
*	TechnipFMC PLC	1,654,034	22,643,725
*	Teekay Corp.	444,749	2,512,832
*	Teekay Tankers Ltd., Class A	160,419	6,495,365
*	TETRA Technologies, Inc.	684,342	1,950,375
*	Tidewater, Inc.	254,045	11,439,646
#*	Transocean Ltd.	280,917	1,657,410
*	U.S. Silica Holdings, Inc.	407,627	5,319,532
	VAALCO Energy, Inc.	24,400	104,432
*	Valaris Ltd.	86,064	5,163,840
#*	Vital Energy, Inc.	109,857	5,111,646
#*	W&T Offshore, Inc.	763,441	3,336,237
*	Weatherford International PLC	89,490	5,783,739
	World Fuel Services Corp.	326,593	7,720,659

TOTAL ENERGY			670,382,714

FINANCIALS — (17.4%)
	1st Source Corp.	197,010	8,211,377
#*	Acacia Research Corp.	188,208	724,601
#	ACNB Corp.	18,090	548,670
	Affiliated Managers Group, Inc.	197,864	28,567,604
	Alerus Financial Corp.	27,714	398,804
#	Amalgamated Financial Corp.	98,620	1,605,534
#	A-Mark Precious Metals, Inc.	169,022	6,050,988
*	Ambac Financial Group, Inc.	127,747	2,037,565
	Amerant Bancorp, Inc.	41,223	766,748
#	American Equity Investment Life Holding Co.	667,310	25,718,127
#	American National Bankshares, Inc.	59,786	1,727,218
	Ameris Bancorp	515,551	17,270,958
	AMERISAFE, Inc.	149,828	8,337,928
#	AmeriServ Financial, Inc.	196,617	572,155
#	Ames National Corp.	25,921	499,238
#	Argo Group International Holdings Ltd.	199,587	5,869,854
#	Arrow Financial Corp.	141,502	3,055,028
#	Artisan Partners Asset Management, Inc., Class A	397,995	13,798,487
*	AssetMark Financial Holdings, Inc.	71,932	2,206,874
	Associated Banc-Corp	1,054,459	18,801,004
#	Associated Capital Group, Inc., Class A	14,726	549,722
#	Assured Guaranty Ltd.	315,076	16,973,144
	Atlantic American Corp.	19,437	42,567
#	Atlantic Union Bankshares Corp.	564,427	16,153,901
#*	Atlanticus Holdings Corp.	84,227	2,456,059
	Auburn National BanCorp, Inc.	2,786	61,431
*	Avantax, Inc.	302,058	7,663,211
*	AvidXchange Holdings, Inc.	511,606	3,801,233
	Axis Capital Holdings Ltd.	223,535	12,638,669

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#*	Axos Financial, Inc.	436,790	$17,764,249
#	B Riley Financial, Inc.	64,597	2,034,805
	Banc of California, Inc.	452,092	5,131,244
	BancFirst Corp.	201,661	16,110,697
*	Bancorp, Inc.	550,909	17,579,506
#	Bank First Corp.	549	37,546
#	Bank of Hawaii Corp.	287,421	13,919,799
	Bank of Marin Bancorp	80,429	1,417,963
	Bank of NT Butterfield & Son Ltd.	144,609	3,720,790
	Bank of South Carolina Corp.	808	11,474
#	Bank OZK	653,236	23,333,590
	BankFinancial Corp.	114,651	948,737
#	BankUnited, Inc.	381,382	8,600,164
	Bankwell Financial Group, Inc.	37,621	875,064
	Banner Corp.	255,407	12,749,917
	Bar Harbor Bankshares	103,550	2,568,040
#	BayCom Corp.	58,047	968,224
#	BCB Bancorp, Inc.	95,132	1,122,558
	Berkshire Hills Bancorp, Inc.	294,971	6,274,033
	BGC Partners, Inc., Class A	1,103,316	4,998,021
#*	Blue Foundry Bancorp	28,131	270,620
	Blue Ridge Bankshares, Inc.	31,233	302,023
#*	BM Technologies, Inc.	26,808	80,424
	BOK Financial Corp.	130,169	10,917,274
#	Bread Financial Holdings, Inc.	128,559	3,548,228
#	Bridge Investment Group Holdings, Inc., Class A	30,212	301,818
#*	Bridgewater Bancshares, Inc.	106,051	1,055,207
*	Brighthouse Financial, Inc.	380,042	16,797,856
	Brightsphere Investment Group, Inc.	257,859	5,822,456
	Brookline Bancorp, Inc.	646,940	6,171,803
#*	BRP Group, Inc., Class A	248,530	6,260,471
#	Business First Bancshares, Inc.	54,630	842,395
#	Byline Bancorp, Inc.	139,149	2,692,533
#	C&F Financial Corp.	22,409	1,193,279
#	Cadence Bank	1,200,303	24,270,127
*	California BanCorp	1,023	18,066
#*	California First Leasing Corp.	6,634	103,159
#	Cambridge Bancorp	30,137	1,556,576
#	Camden National Corp.	114,376	3,654,313
*	Cannae Holdings, Inc.	200,754	3,661,753
*	Cantaloupe, Inc.	158,716	874,525
	Capital Bancorp, Inc.	24,825	418,301
	Capital City Bank Group, Inc.	103,513	3,153,006
#	Capitol Federal Financial, Inc.	733,163	4,545,611
#	Capstar Financial Holdings, Inc.	115,829	1,549,792
#*	Carter Bankshares, Inc.	57,282	736,074
*	Carver Bancorp, Inc.	14,778	66,501
	Cass Information Systems, Inc.	106,713	3,903,562
	Cathay General Bancorp	527,986	16,826,914
*	CCUR Holdings, Inc.	16	52,800
	Central Pacific Financial Corp.	195,756	3,108,605
	Central Valley Community Bancorp	62,222	908,441
	Chemung Financial Corp.	17,574	705,596
#	Citizens & Northern Corp.	82,044	1,567,040
	Citizens Community Bancorp, Inc.	6,918	69,733
	Citizens Holding Co.	1,503	19,299
#*	Citizens, Inc.	126,727	236,979
#	City Holding Co.	120,728	11,009,186
	Civista Bancshares, Inc.	81,009	1,285,613

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	CNB Financial Corp.	107,031	$2,007,902
	CNO Financial Group, Inc.	467,043	10,480,445
#*	Coastal Financial Corp.	64,166	2,326,017
	Codorus Valley Bancorp, Inc.	47,104	926,065
	Cohen & Co., Inc.	2,174	14,109
	Cohen & Steers, Inc.	338,875	20,352,832
	Colony Bankcorp, Inc.	50,469	498,634
	Columbia Banking System, Inc.	1,096,551	23,422,329
#*	Columbia Financial, Inc.	149,326	2,505,690
	Community Bank System, Inc.	311,979	15,586,471
	Community Financial Corp.	12,422	378,871
	Community Trust Bancorp, Inc.	142,533	5,132,613
	Community West Bancshares.	5,845	73,413
	ConnectOne Bancorp, Inc.	283,381	4,471,752
#*	Consumer Portfolio Services, Inc.	151,454	1,576,636
	Crawford & Co., Class A	195,863	1,768,643
	Crawford & Co., Class B	159,649	1,301,139
#*	Credit Acceptance Corp.	2,231	1,092,074
#*	CrossFirst Bankshares, Inc.	119,985	1,203,450
*	Customers Bancorp, Inc.	238,095	5,199,995
#	CVB Financial Corp.	1,022,591	15,308,187
	Diamond Hill Investment Group, Inc.	28,463	4,614,422
#	Dime Community Bancshares, Inc.	286,975	5,911,685
#	Donegal Group, Inc., Class A	197,867	2,785,967
	Donegal Group, Inc., Class B	5,267	76,898
#*	Donnelley Financial Solutions, Inc.	263,814	11,409,955
	Eagle Bancorp Montana, Inc.	5,657	79,311
#	Eagle Bancorp, Inc.	229,933	5,771,318
	Eastern Bankshares, Inc.	275,879	3,213,990
#*	eHealth, Inc.	54,403	326,418
	Employers Holdings, Inc.	222,302	8,800,936
	Enact Holdings, Inc.	693	16,729
#*	Encore Capital Group, Inc.	182,673	9,385,739
*	Enova International, Inc.	272,752	11,979,268
*	Enstar Group Ltd.	93,457	22,485,754
	Enterprise Bancorp, Inc.	48,103	1,387,291
	Enterprise Financial Services Corp.	250,039	10,691,668
#	Equity Bancshares, Inc., Class A	85,731	2,018,965
#	Esquire Financial Holdings, Inc.	31,035	1,199,813
	ESSA Bancorp, Inc.	50,145	806,833
	Essent Group Ltd.	422,279	17,934,189
*	Euronet Worldwide, Inc.	16,682	1,847,365
	Evans Bancorp, Inc.	28,836	889,591
	Evercore, Inc., Class A	267,875	30,556,501
	EVERTEC, Inc.	422,179	14,645,390
#*	EZCORP, Inc., Class A	416,646	3,587,322
#	Farmers & Merchants Bancorp, Inc.	17,200	392,160
	Farmers National Banc Corp.	212,259	2,481,308
	FB Financial Corp.	243,916	7,178,448
	Federal Agricultural Mortgage Corp., Class A	2,089	231,242
	Federal Agricultural Mortgage Corp., Class C	74,977	9,993,684
	Federated Hermes, Inc.	632,095	26,162,412
#	Fidelity D&D Bancorp, Inc.	1,159	50,173
	Financial Institutions, Inc.	128,254	2,241,880
	First American Financial Corp.	132,038	7,606,709
#	First Bancorp	243,436	7,492,960
	First BanCorp	1,559,431	18,323,314
	First Bancorp, Inc.	81,851	2,021,720
#	First Bancshares, Inc.	147,677	3,706,693

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	First Bank.	85,233	$827,612
	First Busey Corp.	338,355	6,151,294
	First Business Financial Services, Inc.	58,414	1,675,898
#	First Commonwealth Financial Corp.	721,518	9,004,545
	First Community Bankshares, Inc.	170,857	3,999,762
	First Community Corp.	1,740	36,940
#	First Financial Bancorp	704,554	14,584,268
	First Financial Bankshares, Inc.	580,747	16,992,657
	First Financial Corp.	60,500	2,090,275
	First Financial Northwest, Inc.	87,822	1,067,037
	First Foundation, Inc.	303,461	1,908,770
#	First Hawaiian, Inc.	661,643	12,643,998
#	First Internet Bancorp	59,447	874,465
#	First Interstate BancSystem, Inc., Class A	489,427	12,524,437
	First Merchants Corp.	395,266	11,533,862
#	First Mid Bancshares, Inc.	82,752	2,181,343
	First Northwest Bancorp	51,214	631,981
	First of Long Island Corp.	119,318	1,396,021
	First Savings Financial Group, Inc.	1,053	15,721
#	First U.S. Bancshares, Inc.	2,966	21,059
	First United Corp.	38,967	583,336
#*	First Western Financial, Inc.	19,205	341,081
	FirstCash Holdings, Inc.	307,746	31,707,070
	Five Star Bancorp	6,687	142,166
#	Flushing Financial Corp.	219,884	2,645,205
*	Flywire Corp.	393,545	11,479,708
	FNB Corp.	1,470,101	16,876,759
	FS Bancorp, Inc.	46,576	1,393,088
	Fulton Financial Corp.	1,291,168	15,403,634
#*	FVCBankcorp, Inc.	24,550	235,925
*	Genworth Financial, Inc., Class A	2,415,740	14,035,449
	German American Bancorp, Inc.	213,425	6,204,265
#	Glacier Bancorp, Inc.	741,922	24,654,068
#*	Goosehead Insurance, Inc., Class A	24,383	1,402,022
#	Great Southern Bancorp, Inc.	101,042	5,141,017
*	Green Dot Corp., Class A	273,484	4,701,190
	Greene County Bancorp, Inc.	14,678	301,633
	Greenhill & Co., Inc.	29,445	209,059
#*	Greenlight Capital Re Ltd., Class A	152,223	1,488,741
	Guaranty Bancshares, Inc.	56,043	1,351,197
#*	Hallmark Financial Services, Inc.	6,052	34,012
	Hamilton Lane, Inc., Class A	127,224	9,373,864
	Hancock Whitney Corp.	544,991	19,903,071
	Hanmi Financial Corp.	236,394	3,820,127
	Hanover Insurance Group, Inc.	96,027	11,480,988
	HarborOne Bancorp, Inc.	274,053	2,946,070
	Hawthorn Bancshares, Inc.	8,877	196,359
	HBT Financial, Inc.	38,655	681,874
#	HCI Group, Inc.	76,495	3,875,237
	Heartland Financial USA, Inc.	234,001	7,619,073
	Heritage Commerce Corp.	344,948	2,932,058
	Heritage Financial Corp.	258,633	4,554,527
	Heritage Insurance Holdings, Inc.	71,562	231,145
	Hilltop Holdings, Inc.	504,542	15,650,893
#	Hingham Institution For Savings	11,317	2,201,836
	HMN Financial, Inc.	33,914	614,522
	Home Bancorp, Inc.	34,403	1,077,846
#	Home BancShares, Inc.	1,169,573	25,461,604
	HomeStreet, Inc.	219,351	2,140,866

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	HomeTrust Bancshares, Inc.	58,901	$1,229,264
	Hope Bancorp, Inc.	857,751	7,805,534
	Horace Mann Educators Corp.	319,864	10,005,346
	Horizon Bancorp, Inc.	234,154	2,465,642
	Houlihan Lokey, Inc.	127,773	11,675,897
#*	I3 Verticals, Inc., Class A	124,520	2,895,090
	Independent Bank Corp.	328,686	18,406,416
	Independent Bank Corp.	113,791	2,027,756
	Independent Bank Group, Inc.	231,554	8,423,935
	International Bancshares Corp.	503,061	21,465,613
*	International Money Express, Inc.	200,865	5,178,300
	Investar Holding Corp.	33,792	453,489
	Investors Title Co.	15,612	2,322,753
#	Jackson Financial, Inc., Class A	313,326	11,282,869
	James River Group Holdings Ltd.	93,344	1,817,408
	Janus Henderson Group PLC	353,027	9,161,051
#	Kearny Financial Corp.	371,801	2,896,330
	Kemper Corp.	432,852	21,058,250
#	Kentucky First Federal Bancorp	11,174	68,161
	Kingstone Cos., Inc.	23,268	30,016
#	Kinsale Capital Group, Inc.	70,785	23,126,167
	Lake Shore Bancorp, Inc.	537	5,805
	Lakeland Bancorp, Inc.	422,063	6,052,383
#	Lakeland Financial Corp.	188,800	9,566,496
	Landmark Bancorp, Inc.	15,104	305,856
	Lazard Ltd., Class A	126,476	3,958,699
	LCNB Corp.	39,923	610,822
*	LendingClub Corp.	39,504	283,639
#*	LendingTree, Inc.	69,008	1,644,461
	Limestone Bancorp, Inc.	3,260	76,349
#	Live Oak Bancshares, Inc.	208,585	4,914,263
	Luther Burbank Corp.	93,400	844,336
	Macatawa Bank Corp.	235,689	2,203,692
	Magyar Bancorp, Inc.	4,764	49,022
#*	Maiden Holdings Ltd.	890,401	1,958,882
	MainStreet Bancshares, Inc.	8,895	191,154
*	Malvern Bancorp, Inc.	5,335	77,678
*	Marqeta, Inc., Class A	1,032,668	4,182,305
*	MBIA, Inc.	263,577	2,651,585
	Mercantile Bank Corp.	123,936	3,477,644
	Merchants Bancorp	57,644	1,337,341
	Mercury General Corp.	209,205	6,361,924
	Meridian Corp.	35,662	333,440
#	Metrocity Bankshares, Inc.	49,814	814,459
*	Metropolitan Bank Holding Corp.	59,028	1,894,209
	MGIC Investment Corp.	1,365,759	20,308,836
#	Mid Penn Bancorp, Inc.	22,253	503,363
	Middlefield Banc Corp.	769	20,909
	Midland States Bancorp, Inc.	117,034	2,340,680
	MidWestOne Financial Group, Inc.	77,871	1,611,930
#	Moelis & Co., Class A	317,357	12,021,483
*	Mr Cooper Group, Inc.	320,473	14,837,900
#	MVB Financial Corp.	34,918	637,253
	National Bank Holdings Corp., Class A	239,469	7,615,114
	National Bankshares, Inc.	20,682	624,803
	National Western Life Group, Inc., Class A	18,103	4,615,903
	Navient Corp.	1,132,179	18,726,241
#	NBT Bancorp, Inc.	320,620	10,336,789
	Nelnet, Inc., Class A	244,773	23,571,640

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	NerdWallet, Inc., Class A	9,359	$127,002
#	New York Community Bancorp, Inc.	2,274,718	24,316,735
*	NI Holdings, Inc.	2,804	37,826
#*	Nicholas Financial, Inc.	48,675	239,481
#*	Nicolet Bankshares, Inc.	64,310	3,685,606
*	NMI Holdings, Inc., Class A	459,915	10,762,011
	Northeast Bank	58,834	2,168,033
	Northeast Community Bancorp, Inc.	18,354	239,887
#	Northfield Bancorp, Inc.	373,149	3,888,213
	Northrim BanCorp, Inc.	57,697	1,993,431
#	Northwest Bancshares, Inc.	949,113	11,095,131
	Norwood Financial Corp.	11,292	303,529
#	Oak Valley Bancorp	2,339	60,323
	OceanFirst Financial Corp.	426,513	6,824,208
*	Ocwen Financial Corp.	38,619	1,112,227
	OFG Bancorp	380,181	9,721,228
#	Ohio Valley Banc Corp.	16,114	370,622
	Old National Bancorp	1,329,715	17,831,478
	Old Republic International Corp.	167,059	4,221,581
#	Old Second Bancorp, Inc.	198,883	2,444,272
	OneMain Holdings, Inc.	270,476	10,378,164
	OP Bancorp	43,369	394,224
*	Open Lending Corp., Class A	222,406	1,563,514
#*	Oportun Financial Corp.	46,761	190,317
	Oppenheimer Holdings, Inc., Class A	68,996	2,579,760
#	Origin Bancorp, Inc.	60,049	1,767,242
#*††	Orleans Homebuilders, Inc.	25,819	0
	Orrstown Financial Services, Inc.	52,379	1,004,105
*	Oscar Health, Inc., Class A	3,881	26,119
*	Oxbridge Re Holdings Ltd.	20,328	23,987
	Pacific Premier Bancorp, Inc.	555,107	12,345,580
#	PacWest Bancorp	411,507	4,176,796
#*	Palomar Holdings, Inc.	40,956	2,058,449
#	Park National Corp.	85,384	9,248,795
#	Parke Bancorp, Inc.	39,452	678,180
	Pathward Financial, Inc.	249,132	11,093,848
*	Paymentus Holdings, Inc., Class A	12,586	103,583
#*	Paysafe Ltd.	25,772	370,086
*	Paysign, Inc.	32,117	114,015
#	PCB Bancorp	25,436	351,526
	Peapack-Gladstone Financial Corp.	140,379	3,728,466
	Penns Woods Bancorp, Inc.	42,420	987,962
#	PennyMac Financial Services, Inc.	211,459	13,214,073
#	Peoples Bancorp of North Carolina, Inc.	18,608	522,513
#	Peoples Bancorp, Inc.	215,307	5,610,900
#	Peoples Financial Services Corp.	10,728	432,875
#	Pinnacle Financial Partners, Inc.	136,139	7,382,818
	Piper Sandler Cos	95,541	12,940,073
	PJT Partners, Inc., Class A	144,057	9,906,800
	Plumas Bancorp	3,619	138,644
#*	Ponce Financial Group, Inc.	46,814	349,701
	Popular, Inc.	249,616	14,979,456
#*	PRA Group, Inc.	304,460	11,042,764
	Preferred Bank	112,145	5,391,932
	Premier Financial Corp.	269,130	4,470,249
	Primerica, Inc.	133,144	24,300,111
	Primis Financial Corp.	131,054	1,159,828
#	Princeton Bancorp, Inc.	1,068	30,620
	ProAssurance Corp.	43,002	772,316

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#*	PROG Holdings, Inc.	390,819	$11,814,458
	Prosperity Bancshares, Inc.	29,788	1,865,325
#	Provident Bancorp, Inc.	23,429	160,020
	Provident Financial Holdings, Inc.	55,925	762,817
#	Provident Financial Services, Inc.	549,701	9,608,773
#	QCR Holdings, Inc.	113,150	4,684,410
	Radian Group, Inc.	225,556	5,474,244
	RBB Bancorp	85,224	1,060,187
	Red River Bancshares, Inc.	8,077	371,542
#	Regional Management Corp.	100,889	2,699,790
	Reinsurance Group of America, Inc.	3,486	496,128
	RenaissanceRe Holdings Ltd.	15,283	3,292,111
	Renasant Corp.	426,622	11,996,611
#*	Repay Holdings Corp.	110,067	690,120
	Republic Bancorp, Inc., Class A	113,494	4,460,314
#*	Republic First Bancorp, Inc.	130,156	160,092
	Richmond Mutual BanCorp, Inc.	5,690	56,843
	Riverview Bancorp, Inc.	171,678	879,850
	RLI Corp.	248,926	34,613,160
	S&T Bancorp, Inc.	253,867	6,988,959
*	Safeguard Scientifics, Inc.	77,049	140,229
	Safety Insurance Group, Inc.	115,120	8,414,121
#	Salisbury Bancorp, Inc.	7,476	171,499
#	Sandy Spring Bancorp, Inc.	237,692	5,343,316
	SB Financial Group, Inc.	4,414	62,679
#	Seacoast Banking Corp. of Florida	407,897	9,051,234
*	Security National Financial Corp., Class A	34,493	258,353
#	Selective Insurance Group, Inc.	396,604	38,204,863
#*	Selectquote, Inc.	7,591	8,046
#	ServisFirst Bancshares, Inc.	379,168	19,147,984
#*	Shift4 Payments, Inc., Class A	79,936	5,417,263
	Shore Bancshares, Inc.	103,334	1,372,276
	Sierra Bancorp	93,832	1,537,906
	Silvercrest Asset Management Group, Inc., Class A	50,153	939,366
	Simmons First National Corp., Class A	680,271	11,367,328
*	SiriusPoint Ltd.	112,820	980,406
	SLM Corp.	1,099,374	16,512,597
#	SmartFinancial, Inc.	55,399	1,193,294
#	Sound Financial Bancorp, Inc.	100	3,747
	South Plains Financial, Inc.	20,379	418,381
*	Southern First Bancshares, Inc.	63,209	1,743,304
#	Southern Missouri Bancorp, Inc.	55,649	2,018,946
#	Southside Bancshares, Inc.	241,573	7,665,111
#	SouthState Corp.	285,775	19,712,759
#	Stellar Bancorp, Inc.	267,410	6,134,385
	StepStone Group, Inc., Class A	118,927	2,619,962
#*	Sterling Bancorp, Inc.	46,730	253,277
#	Stewart Information Services Corp.	211,897	8,825,510
	Stifel Financial Corp.	199,391	11,957,478
	Stock Yards Bancorp, Inc.	196,366	9,543,388
*	StoneX Group, Inc.	150,604	14,769,734
	Summit Financial Group, Inc.	41,519	806,714
#	Summit State Bank.	817	12,361
	Synovus Financial Corp.	359,846	11,083,257
	Territorial Bancorp, Inc.	77,224	1,293,502
*	Texas Capital Bancshares, Inc.	364,129	18,297,482
#	TFS Financial Corp.	211,734	2,549,277
*	Third Coast Bancshares, Inc.	1,925	26,835
	Timberland Bancorp, Inc.	82,412	2,122,109

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Tiptree, Inc.	283,179	$3,899,375
#	Tompkins Financial Corp.	112,002	6,565,557
#	Towne Bank	531,758	12,597,347
	TriCo Bancshares	212,328	7,603,466
#	Trinity Capital, Inc.	13,035	158,506
#*	Triumph Financial, Inc.	146,154	7,594,162
#*	Trupanion, Inc.	44,652	1,567,732
	TrustCo Bank Corp. NY	138,550	4,134,332
	Trustmark Corp.	471,862	11,272,783
	UMB Financial Corp.	348,208	22,149,511
	Union Bankshares, Inc.	2,252	49,612
	United Bancshares, Inc.	900	18,000
	United Bankshares, Inc.	917,556	30,398,630
#	United Community Banks, Inc.	689,130	17,159,337
	United Fire Group, Inc.	132,687	3,569,280
	United Security Bancshares.	58,361	351,333
	Unity Bancorp, Inc.	62,599	1,449,167
	Universal Insurance Holdings, Inc.	219,241	3,380,696
	Univest Financial Corp.	221,548	4,457,546
	Unum Group	341,989	14,431,936
#*	Usio, Inc.	24,537	44,657
#	Valley National Bancorp	2,289,359	21,474,187
#	Value Line, Inc.	21,281	974,670
	Veritex Holdings, Inc.	138,203	2,378,474
	Victory Capital Holdings, Inc., Class A	140,656	4,295,634
	Virginia National Bankshares Corp.	804	26,315
	Virtu Financial, Inc., Class A	454,274	9,108,194
	Virtus Investment Partners, Inc.	56,644	10,321,103
#	Voya Financial, Inc.	17,236	1,318,209
	Walker & Dunlop, Inc.	242,981	16,355,051
#	Washington Federal, Inc.	510,823	14,323,477
	Washington Trust Bancorp, Inc.	143,629	4,037,411
#	Waterstone Financial, Inc.	256,997	3,559,408
	WesBanco, Inc.	461,930	12,296,577
#	West BanCorp, Inc.	145,681	2,510,084
	Westamerica BanCorp	182,566	7,395,749
	Western New England Bancorp, Inc.	256,893	1,739,166
	Western Union Co.	481,387	5,261,560
	Westwood Holdings Group, Inc.	19,370	237,670
	White Mountains Insurance Group Ltd.	20,129	28,827,546
	Wintrust Financial Corp.	299,174	20,454,526
#	WisdomTree, Inc.	804,036	5,017,185
#*	World Acceptance Corp.	59,463	5,999,817
	WSFS Financial Corp.	452,927	15,929,443
	WVS Financial Corp.	4,423	55,287

TOTAL FINANCIALS			2,522,524,428

HEALTH CARE — (10.3%)
*	23andMe Holding Co., Class A	49,738	97,984
#*	4D Molecular Therapeutics, Inc.	43,388	781,418
*	89bio, Inc.	8,976	143,436
#*	Aadi Bioscience, Inc.	12,536	97,279
*	Abeona Therapeutics, Inc.	3,982	12,225
*	Acadia Healthcare Co., Inc.	351,777	25,429,959
#*	Accolade, Inc.	161,844	2,189,749
#*	Accuray, Inc.	379,474	1,267,443
#††	Achillion Pharmaceuticals, Inc.	2,084,145	562,719
*	Aclaris Therapeutics, Inc.	30,956	275,199
#*	Actinium Pharmaceuticals, Inc.	62,917	553,670

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	AdaptHealth Corp.	23,655	$281,021
*	Adaptive Biotechnologies Corp.	344,823	2,462,036
#*	Addus HomeCare Corp.	97,173	7,942,921
#*	Adicet Bio, Inc.	157,763	921,336
#††	Aduro Biotech, Inc.	57,164	140,052
*	Aerovate Therapeutics, Inc.	4,493	94,218
	Aerpio Pharmaceuticals, Inc.	15,393	462
#*	Agiliti, Inc.	121,280	2,027,802
*	Agios Pharmaceuticals, Inc.	256,227	5,859,911
#	AirSculpt Technologies, Inc.	3,015	14,774
#*	Akero Therapeutics, Inc.	42,483	1,900,689
	Albireo Pharma, Inc.	36,732	78,974
#*	Aldeyra Therapeutics, Inc.	295,027	2,811,607
*	Alector, Inc.	101,921	672,679
*	Alkermes PLC	880,303	25,132,651
#*	Allakos, Inc.	88,449	375,908
#*	Allogene Therapeutics, Inc.	153,301	832,424
#*	Allovir, Inc.	51,247	176,290
*	Alpine Immune Sciences, Inc.	20,848	156,152
*	Altimmune, Inc.	239,904	1,211,515
#*	ALX Oncology Holdings, Inc.	3,416	20,291
*	Amedisys, Inc.	78,279	6,285,804
*	American Shared Hospital Services	3,446	9,580
#*	American Well Corp., Class A	226,229	495,442
#*	AMN Healthcare Services, Inc.	325,193	28,080,416
#*	Amneal Pharmaceuticals, Inc.	136,679	263,790
*	Amphastar Pharmaceuticals, Inc.	340,314	12,173,032
*	AnaptysBio, Inc.	149,891	3,120,731
*	AngioDynamics, Inc.	208,131	1,731,650
#*	ANI Pharmaceuticals, Inc.	92,894	3,503,962
#*	Anika Therapeutics, Inc.	91,952	2,359,488
#*	Annovis Bio, Inc.	1,017	14,818
#*	Apollo Medical Holdings, Inc.	64,045	2,272,957
#*	Apyx Medical Corp.	55,743	189,526
#*	Arcturus Therapeutics Holdings, Inc.	140,459	3,739,019
#*	Arcus Biosciences, Inc.	299,919	5,353,554
#*	Arcutis Biotherapeutics, Inc.	69,306	959,195
*	ARS Pharmaceuticals, Inc.	67,193	436,754
#*	Artivion, Inc.	267,436	3,709,337
*	Arvinas, Inc.	3,010	78,892
*	Atara Biotherapeutics, Inc.	305,489	827,875
*	Athira Pharma, Inc.	124,699	347,910
*	AtriCure, Inc.	167,644	7,374,660
	Atrion Corp.	13,521	8,319,471
*	aTyr Pharma, Inc.	28,210	55,010
*	Aura Biosciences, Inc.	3,528	31,893
#*	Avanos Medical, Inc.	250,945	7,412,915
#*	Avid Bioservices, Inc.	329,862	5,954,009
#*	Avidity Biosciences, Inc.	370,429	4,593,320
*	Avita Medical, Inc.	27,964	434,001
#*	Axogen, Inc.	108,439	978,120
*	Axonics, Inc.	239,790	13,778,333
#*	Azenta, Inc.	27,547	1,198,019
#*	Beam Therapeutics, Inc.	40,697	1,249,805
#*	Beyondspring, Inc.	7,301	7,071
#*	BioAtla, Inc.	13,409	45,188
#*	BioLife Solutions, Inc.	133,904	2,351,354
#*	Biomea Fusion, Inc.	20,751	611,532
#*	Bluebird Bio, Inc.	563,441	2,450,968

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Blueprint Medicines Corp.	7,972	$406,971
#*	Brookdale Senior Living, Inc.	819,282	3,514,720
#*	C4 Therapeutics, Inc.	30,088	90,866
*	Cabaletta Bio, Inc.	4,424	45,921
#*	Capricor Therapeutics, Inc.	17,741	69,012
#*	Cara Therapeutics, Inc.	286,740	1,204,308
#*	CareCloud, Inc.	70,135	229,341
#*	CareDx, Inc.	26,185	211,837
*	Caribou Biosciences, Inc.	9,087	39,074
	Carisma Therapeutics, Inc.	8,059	33,445
#*	Castle Biosciences, Inc.	74,293	1,681,251
#*	Catalyst Pharmaceuticals, Inc.	560,442	8,922,237
#*	Celldex Therapeutics, Inc.	88,353	2,777,818
*	Century Therapeutics, Inc.	8,962	28,051
#*	Certara, Inc.	439,062	10,612,129
#*	Champions Oncology, Inc.	71,951	353,999
	Chemed Corp.	8,762	4,830,052
*	Chinook Therapeutics, Inc.	354,594	7,095,426
*††	Clementia Pharmaceuticals, Inc.	2,928	0
*	Codexis, Inc.	56,161	220,151
*	Cogent Biosciences, Inc.	263,285	2,832,947
#*	Collegium Pharmaceutical, Inc.	223,363	5,197,657
*	Community Health Systems, Inc.	706,347	4,478,240
#*	Compass Therapeutics, Inc.	15,893	47,838
*	Computer Programs & Systems, Inc.	99,513	2,575,396
#	CONMED Corp.	187,635	23,561,327
*	Corbus Pharmaceuticals Holdings, Inc.	17,756	155,898
#*	Corcept Therapeutics, Inc.	535,437	12,063,396
*	CorVel Corp.	157,571	31,834,069
#*	Crinetics Pharmaceuticals, Inc.	234,343	4,579,062
#*	CRISPR Therapeutics AG	306,002	14,975,738
#*	Cross Country Healthcare, Inc.	291,325	6,403,323
#*	CryoPort, Inc.	71,308	1,500,320
#*	Cue Biopharma, Inc.	153,335	663,941
#*	Cullinan Oncology, Inc.	23,618	229,803
*	Cumberland Pharmaceuticals, Inc.	72,056	123,216
#*	Cymabay Therapeutics, Inc.	373,645	4,020,420
#*	Cytek Biosciences, Inc.	17,675	202,909
*	Day One Biopharmaceuticals, Inc.	50,622	627,713
*	Deciphera Pharmaceuticals, Inc.	406,428	5,775,342
*	Definitive Healthcare Corp.	4,251	45,486
*	Denali Therapeutics, Inc.	55,045	1,367,318
#*	Design Therapeutics, Inc.	22,472	144,944
*	Dominari Holdings, Inc.	12,448	41,825
#*	Doximity, Inc., Class A	15,651	575,174
#*	Dynavax Technologies Corp.	676,130	7,038,513
*	Dyne Therapeutics, Inc.	176,226	1,825,701
*	Eagle Pharmaceuticals, Inc.	59,555	1,672,304
#*	Edgewise Therapeutics, Inc.	11,185	98,092
#*	Editas Medicine, Inc.	259,273	2,115,668
#*	Eiger BioPharmaceuticals, Inc.	59,365	61,146
*	Elanco Animal Health, Inc.	94,143	891,534
#*	ElectroCore, Inc.	2,539	15,412
*	Electromed, Inc.	61,656	675,133
	Embecta Corp.	159,188	4,417,467
#*	Emergent BioSolutions, Inc.	251,369	2,219,588
*	Enanta Pharmaceuticals, Inc.	148,657	5,284,756
	Encompass Health Corp.	268,526	17,225,943
#*	Enhabit, Inc.	179,120	2,194,220

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Enliven Therapeutics, Inc.	8,491	$161,669
*	Enovis Corp.	286,785	16,705,226
	Ensign Group, Inc.	424,098	41,175,675
*	Envista Holdings Corp.	477,513	18,379,475
#*	Enzo Biochem, Inc.	73,774	186,648
*	Erasca, Inc.	15,983	44,113
*	Evolent Health, Inc., Class A	718,674	26,166,920
#*	Exagen, Inc.	31,171	79,174
*	Exelixis, Inc.	1,117,557	20,451,293
#*	EyePoint Pharmaceuticals, Inc.	16,779	105,372
#*	Fate Therapeutics, Inc.	113,985	691,889
#*	Figs, Inc., Class A	130,485	939,492
#*	FONAR Corp.	34,845	549,680
#*	Fulcrum Therapeutics, Inc.	229,493	573,732
#*	Fulgent Genetics, Inc.	74,543	2,204,237
#*	G1 Therapeutics, Inc.	3,932	11,285
#*	Generation Bio Co.	60,990	300,071
*	Glaukos Corp.	248,615	11,811,699
*	Globus Medical, Inc., Class A	175,622	10,210,663
*	GoodRx Holdings, Inc., Class A	304,002	1,419,689
#*	Gritstone bio, Inc.	47,212	112,365
*	Haemonetics Corp.	146,529	12,265,943
*	Halozyme Therapeutics, Inc.	364,859	11,722,920
#*	Harmony Biosciences Holdings, Inc.	277,357	8,941,990
#*	Harrow Health, Inc.	150,398	3,794,542
#*	Harvard Bioscience, Inc.	219,379	1,254,848
*	Health Catalyst, Inc.	144,830	1,824,858
*	HealthEquity, Inc.	274,606	14,677,691
	HealthStream, Inc.	238,815	5,884,402
#*	Heska Corp.	58,571	6,862,178
*	Ideaya Biosciences, Inc.	243,057	4,438,221
#*	IGM Biosciences, Inc.	10,021	108,527
	IMARA, Inc.	8,795	2,814
*	ImmuCell Corp.	2,602	12,750
#*	Immuneering Corp., Class A	875	9,608
#*	ImmunoGen, Inc.	259,237	1,397,287
#*	Immunovant, Inc.	177,155	2,859,282
#*	Inari Medical, Inc.	137,812	9,153,473
#*	InfuSystem Holdings, Inc.	100,570	942,341
#*	Innoviva, Inc.	370,853	4,350,106
*	Inogen, Inc.	71,020	945,276
#*	Inozyme Pharma, Inc.	5,730	31,572
*	Integer Holdings Corp.	222,096	18,289,606
#*	Integra LifeSciences Holdings Corp.	158,638	8,775,854
#*	Intellia Therapeutics, Inc.	270,203	10,200,163
#*	Iovance Biotherapeutics, Inc.	226,424	1,277,031
	iRadimed Corp.	49,615	2,065,472
#*	IRIDEX Corp.	81,072	184,844
#*	Ironwood Pharmaceuticals, Inc.	818,353	8,519,055
*	iTeos Therapeutics, Inc.	36,260	498,212
*	IVERIC bio, Inc.	442,425	14,551,358
#*	Janux Therapeutics, Inc.	1,397	21,402
*	Joint Corp.	67,434	1,064,783
	Kala Pharmaceuticals, Inc.	9,915	156,360
#*	KalVista Pharmaceuticals, Inc.	72,526	618,647
#*	Kewaunee Scientific Corp.	19,223	298,918
#*	Kiniksa Pharmaceuticals Ltd., Class A	172,820	1,857,815
*	Kinnate Biopharma, Inc.	7,676	19,420
#*	Kodiak Sciences, Inc.	98,053	429,472

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Krystal Biotech, Inc.	127,245	$10,688,580
#*	Kura Oncology, Inc.	366,069	3,565,512
#*	Kymera Therapeutics, Inc.	215,471	6,795,955
*	Lantheus Holdings, Inc.	494,601	42,263,655
*	Larimar Therapeutics, Inc.	44,417	210,092
#	LeMaitre Vascular, Inc.	171,855	9,280,170
#*	LENSAR, Inc.	102,775	293,937
*	Lexicon Pharmaceuticals, Inc.	118,571	283,385
#*	Ligand Pharmaceuticals, Inc.	84,623	6,460,966
#*	Lisata Therapeutics, Inc.	2,262	7,374
*	LivaNova PLC	268,858	12,878,298
#*	Lyell Immunopharma, Inc.	5,810	11,794
#*	MacroGenics, Inc.	274,799	1,893,365
*	Maravai LifeSciences Holdings, Inc., Class A	12,676	174,802
*	MediciNova, Inc.	9,742	20,556
*	Medpace Holdings, Inc.	163,980	32,818,957
	MEI Pharma, Inc.	5,576	28,382
#*	MeiraGTx Holdings PLC	69,253	370,504
*	Merit Medical Systems, Inc.	403,213	32,777,185
#*	Merrimack Pharmaceuticals, Inc.	115,240	1,430,128
*	Mersana Therapeutics, Inc.	46,199	202,352
#	Mesa Laboratories, Inc.	12,560	2,091,366
*	Microbot Medical, Inc.	16,265	24,235
*	Milestone Pharmaceuticals, Inc.	65,447	237,573
*	Mirati Therapeutics, Inc.	41,824	1,853,221
#*	ModivCare, Inc.	114,028	7,252,181
#*	Morphic Holding, Inc.	22,991	1,086,555
#	Mustang Bio, Inc.	14,358	61,165
*	Myriad Genetics, Inc.	425,776	9,064,771
	National HealthCare Corp.	81,857	4,740,339
	National Research Corp.	143,450	6,244,378
*	Nektar Therapeutics.	42,442	31,929
#*	Neogen Corp.	65,503	1,127,962
#*	NeoGenomics, Inc.	602,601	8,810,027
*	NeuroBo Pharmaceuticals, Inc.	2,846	1,821
*	Neuronetics, Inc.	138,830	317,921
*	Nevro Corp.	112,200	3,284,094
*	Nexgel, Inc.	152	237
#*	NextGen Healthcare, Inc.	405,616	6,790,012
#*	NGM Biopharmaceuticals, Inc.	147,315	664,391
#*	Nkarta, Inc.	22,255	110,162
#*	Nurix Therapeutics, Inc.	109,831	1,057,673
#*	Nuvalent, Inc., Class A	478	16,916
*	NuVasive, Inc.	369,487	15,902,720
*	Olema Pharmaceuticals, Inc.	269,395	1,290,402
#*	Omega Therapeutics, Inc.	1,536	11,766
#*	Omeros Corp.	967	5,609
*	OmniAb, Inc.	278,065	967,666
#*	OmniAb, Inc.	30,196	0
#*	OmniAb, Inc.	30,196	0
*	Omnicell, Inc.	328,715	19,976,011
	Opiant Pharmaceuticals, Inc.	18,273	11,877
#*	OPKO Health, Inc.	408,021	599,791
*	OptimizeRx Corp.	36,358	546,461
*	Option Care Health, Inc.	943,431	30,331,307
*	OraSure Technologies, Inc.	351,265	2,388,602
#*	ORIC Pharmaceuticals, Inc.	818	4,229
*	Orthofix Medical, Inc.	181,058	3,409,322
#*	OrthoPediatrics Corp.	115,063	5,803,778

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Outset Medical, Inc.	103,967	$1,870,366
*	Owens & Minor, Inc.	595,488	9,253,884
#*	Pacific Biosciences of California, Inc.	1,221,539	12,948,313
*	Pacira BioSciences, Inc.	247,463	11,212,549
	Patterson Cos., Inc.	511,387	13,863,702
#*††	PDL BioPharma, Inc.	1,354,466	2,184,160
*	Pediatrix Medical Group, Inc.	419,148	6,006,391
*	Pennant Group, Inc.	233,511	3,238,798
	Perrigo Co. PLC	707,433	26,309,433
#*	Personalis, Inc.	53,891	122,871
*	PetIQ, Inc.	50,890	599,993
	Phibro Animal Health Corp., Class A	99,349	1,545,870
*	Phreesia, Inc.	45,380	1,435,823
*	Pliant Therapeutics, Inc.	36,407	1,028,498
#*	PMV Pharmaceuticals, Inc.	64,748	298,488
#*	Poseida Therapeutics, Inc.	148,086	390,947
#*	Praxis Precision Medicines, Inc.	7,969	8,288
	Premier, Inc., Class A	597,717	19,921,908
*	Prestige Consumer Healthcare, Inc.	386,315	23,769,962
*	Privia Health Group, Inc.	94,648	2,615,124
#*	Pro-Dex, Inc.	25,019	397,802
#††	Progenic Pharmaceuticals, Inc.	310,647	357,244
#	ProPhase Labs, Inc.	3,340	25,050
*	Protagonist Therapeutics, Inc.	264,944	5,987,734
#*	Prothena Corp. PLC	332,659	17,504,517
	Psychemedics Corp.	12,821	69,874
#*	Pulmonx Corp.	66,718	783,936
*	Puma Biotechnology, Inc.	241,621	647,544
*	Quanterix Corp.	50,181	634,288
*	RadNet, Inc.	448,062	12,393,395
#*	Rain Oncology, Inc.	11,551	81,204
*	Rallybio Corp.	2,315	12,478
#*	RAPT Therapeutics, Inc.	150,974	2,747,727
#*	Recursion Pharmaceuticals, Inc., Class A	177,474	846,551
#*	REGENXBIO, Inc.	162,282	3,141,780
*	Relay Therapeutics, Inc.	283,409	3,222,360
#*	Reneo Pharmaceuticals, Inc.	282	2,882
#*	Repare Therapeutics, Inc.	3,094	27,722
*	Replimune Group, Inc.	277,599	4,644,231
#*	REVOLUTION Medicines, Inc.	538,887	12,658,456
*††	Rexahn Pharmaceuticals, Inc.	246	0
*	Rocket Pharmaceuticals, Inc.	388,492	6,961,777
*	RxSight, Inc.	2,872	51,409
*	Sage Therapeutics, Inc.	301,123	14,709,859
#*	Sangamo Therapeutics, Inc.	687,210	1,010,199
#*	Savara, Inc.	23,648	44,458
#*	Scholar Rock Holding Corp.	3,797	24,301
*	Schrodinger, Inc.	195,027	5,757,197
#*	scPharmaceuticals, Inc.	65,257	643,434
*	Seer, Inc.	29,999	100,197
#	Select Medical Holdings Corp.	1,008,311	30,753,485
#*	Semler Scientific, Inc.	6,709	188,389
#*	Sensus Healthcare, Inc.	20,285	95,948
#	Sera Prognostics, Inc., Class A	4,942	16,556
#*	SI-BONE, Inc.	112,089	2,477,167
#	SIGA Technologies, Inc.	328,688	1,916,251
#*	Sight Sciences, Inc.	34,584	334,427
#	Simulations Plus, Inc.	65,720	2,743,810
#*	Sonida Senior Living, Inc.	230	1,718

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	SpringWorks Therapeutics, Inc.	231,630	$5,415,509
#*	STAAR Surgical Co.	118,116	8,323,635
#*	Stoke Therapeutics, Inc.	31,409	279,226
#††	Strongbridge Biopharma PLC	207,363	62,955
*	Supernus Pharmaceuticals, Inc.	418,763	15,435,604
#*	Surgery Partners, Inc.	278,561	11,047,729
*	Surmodics, Inc.	129,108	2,974,648
*	Sutro Biopharma, Inc.	264,050	1,124,853
*	Syndax Pharmaceuticals, Inc.	310,558	6,381,967
*	Syneos Health, Inc.	102,101	4,008,485
#*	Syros Pharmaceuticals, Inc.	7,399	23,529
*	Tactile Systems Technology, Inc.	115,013	2,096,687
#*	Tandem Diabetes Care, Inc.	155,704	6,162,764
*	Taro Pharmaceutical Industries Ltd.	45,806	1,154,311
*	Tarsus Pharmaceuticals, Inc.	73,316	1,093,875
*	Teladoc Health, Inc.	175,956	4,668,113
*	Tenaya Therapeutics, Inc.	12,202	64,854
*	Tenet Healthcare Corp.	386,755	28,356,877
#*	Terns Pharmaceuticals, Inc.	68,364	892,150
††	Tetraphase Pharmaceuticals, Inc.	2,198	176
#*	Theravance Biopharma, Inc.	7,603	82,340
*	Theseus Pharmaceuticals, Inc.	10,240	104,858
*	TransMedics Group, Inc.	118,073	9,339,574
#*	Twist Bioscience Corp.	151,295	1,888,162
*	Tyra Biosciences, Inc.	322	4,563
#	U.S. Physical Therapy, Inc.	101,559	10,811,971
*	UFP Technologies, Inc.	47,771	6,584,755
#*	UNITY Biotechnology, Inc.	18,659	39,930
	Utah Medical Products, Inc.	37,996	3,603,541
*	Vanda Pharmaceuticals, Inc.	143,595	881,673
#*	Varex Imaging Corp.	215,947	3,830,900
*	Vaxcyte, Inc.	56,866	2,435,571
*	Vera Therapeutics, Inc.	896	5,958
#*	Veracyte, Inc.	227,988	5,161,648
#*	Veradigm, Inc.	885,385	11,058,459
#*	Vericel Corp.	126,943	3,999,974
#*	Vicarious Surgical, Inc.	27,639	62,188
#*	ViewRay, Inc.	446,025	526,309
*	Viking Therapeutics, Inc.	32,672	696,240
*	Vir Biotechnology, Inc.	16,721	420,533
*	Viracta Therapeutics, Inc.	19,344	24,954
*	Viridian Therapeutics, Inc.	5,217	146,233
#*	Voyager Therapeutics, Inc.	55,606	403,143
#*	VYNE Therapeutics, Inc.	3,873	20,372
#*	Xencor, Inc.	275,122	7,274,226
#*	XOMA Corp.	4,470	82,203
#*	Y-mAbs Therapeutics, Inc.	36,257	217,179
#*	Zentalis Pharmaceuticals, Inc.	88,215	1,943,376
*	Zymeworks, Inc.	8,260	69,384

TOTAL HEALTH CARE			1,484,544,299

INDUSTRIALS — (19.2%)
#*	3D Systems Corp.	215,962	1,978,212
	AAON, Inc.	409,694	40,150,012
*	AAR Corp.	260,394	13,743,595
	ABM Industries, Inc.	482,427	20,541,742
	ACCO Brands Corp.	496,362	2,273,338
	Acme United Corp.	20,105	526,751
	Acuity Brands, Inc.	79,224	12,468,273

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	ACV Auctions, Inc., Class A	8,817	$114,886
*	Aerojet Rocketdyne Holdings, Inc.	707,916	39,933,542
*	AeroVironment, Inc.	156,741	15,782,251
*	AerSale Corp.	3,048	49,317
#	Air Lease Corp.	376,792	15,154,574
#*	Air T, Inc.	1,157	28,589
*	Air Transport Services Group, Inc.	428,720	8,707,303
	Alamo Group, Inc.	92,518	16,350,706
*	Alaska Air Group, Inc.	412,046	17,907,519
	Albany International Corp., Class A	240,074	21,897,150
*	Allegiant Travel Co.	97,428	10,123,743
	Allied Motion Technologies, Inc.	152,203	5,238,827
	Allison Transmission Holdings, Inc.	191,360	9,336,454
*	Alpha Pro Tech Ltd.	20,453	82,426
#	Alta Equipment Group, Inc.	90,596	1,281,027
#*	Ameresco, Inc., Class A	210,179	8,743,446
#*	American Superconductor Corp.	10,872	44,032
*	American Woodmark Corp.	124,925	6,311,211
	Apogee Enterprises, Inc.	198,751	8,458,843
	Applied Industrial Technologies, Inc.	272,046	36,905,760
	ARC Document Solutions, Inc.	92,827	282,194
	ArcBest Corp.	188,835	17,826,024
	Arcosa, Inc.	119,906	8,098,451
#	Argan, Inc.	108,354	4,359,081
	Armstrong World Industries, Inc.	332,259	22,812,903
#*	Array Technologies, Inc.	118,703	2,427,476
*	ASGN, Inc.	380,466	27,237,561
	Astec Industries, Inc.	131,106	5,412,056
*	Astronics Corp.	100,756	1,485,143
#*	Astronics Corp., Class B	46,658	966,054
*	Asure Software, Inc.	108,621	1,449,004
*	Atkore, Inc.	257,880	32,577,980
*	Avalon Holdings Corp., Class A	27,805	75,074
#*	AZEK Co., Inc.	185,653	5,038,622
	AZZ, Inc.	119,339	4,502,660
	Barnes Group, Inc.	384,801	16,173,186
	Barrett Business Services, Inc.	58,946	4,928,475
#*	Beacon Roofing Supply, Inc.	507,317	30,530,337
	BGSF, Inc.	32,475	312,734
#*	Blue Bird Corp.	49,136	918,843
*	BlueLinx Holdings, Inc.	19,906	1,394,614
	Boise Cascade Co.	305,055	20,838,307
*	Bowman Consulting Group Ltd.	600	17,880
	Brady Corp., Class A	359,993	18,370,443
*	BrightView Holdings, Inc.	31,186	172,459
	Brink’s Co.	314,995	19,797,436
#*	Broadwind, Inc.	29,436	146,003
	BWX Technologies, Inc.	148,669	9,601,044
*	CACI International, Inc., Class A	46,999	14,725,727
	Cadre Holdings, Inc.	5,620	118,357
*	Casella Waste Systems, Inc., Class A	397,666	35,392,274
*	CBIZ, Inc.	405,020	21,340,504
*	CECO Environmental Corp.	232,342	2,697,491
#*	Chart Industries, Inc.	226,410	30,135,171
	Chicago Rivet & Machine Co.	4,905	147,150
#*	Cimpress PLC	137,208	7,127,956
*	CIRCOR International, Inc.	53,146	1,479,585
*	Civeo Corp.	31,303	602,583
*	Clean Harbors, Inc.	179,194	26,011,801

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Columbus McKinnon Corp.	170,392	$5,914,306
	Comfort Systems USA, Inc.	287,366	42,958,343
*	Commercial Vehicle Group, Inc.	262,603	1,924,880
#††	Communications Systems, Inc.	5,954	18,160
	CompX International, Inc.	24,785	448,609
	Concentrix Corp.	48,124	4,644,447
*	Concrete Pumping Holdings, Inc.	82,300	571,985
*	Conduent, Inc.	851,781	2,989,751
*	Construction Partners, Inc., Class A	60,916	1,580,161
#	Copa Holdings SA, Class A	108,739	9,821,306
#*	Core & Main, Inc., Class A	38,467	1,002,450
#	Costamare, Inc.	546,940	4,938,868
	Covenant Logistics Group, Inc.	90,542	3,566,449
*	CPI Aerostructures, Inc.	4,192	13,876
	CRA International, Inc.	57,098	6,003,284
*	Crane Co.	35,552	2,562,233
#	Crane NXT Co.	68,039	3,222,327
	CSG Systems International, Inc.	252,074	13,279,258
	CSW Industrials, Inc.	111,864	15,064,725
	Curtiss-Wright Corp.	57,814	9,818,552
*	Daseke, Inc.	126,741	1,036,741
	Deluxe Corp.	191,212	2,896,862
*	Distribution Solutions Group, Inc.	90,784	4,237,797
*	DLH Holdings Corp.	20,826	203,470
	Donaldson Co., Inc.	53,860	3,422,803
	Douglas Dynamics, Inc.	186,935	5,479,065
#*	Driven Brands Holdings, Inc.	10,800	331,560
*	Ducommun, Inc.	94,535	4,726,750
	Dun & Bradstreet Holdings, Inc.	30,821	344,271
*	DXP Enterprises, Inc.	137,609	3,467,747
#*	Dycom Industries, Inc.	228,176	21,133,661
#	Eagle Bulk Shipping, Inc.	67,318	3,010,461
#	Eastern Co.	40,784	723,916
	EMCOR Group, Inc.	188,880	32,298,480
#	Encore Wire Corp.	145,631	22,766,494
#*	Energy Recovery, Inc.	69,722	1,570,837
	Enerpac Tool Group Corp.	367,635	8,735,008
	EnerSys	297,374	24,673,121
	Eneti, Inc.	27,102	232,264
	Ennis, Inc.	193,673	3,763,066
	EnPro Industries, Inc.	148,047	13,956,391
	Esab Corp.	233,468	13,625,192
	ESCO Technologies, Inc.	185,822	17,387,365
	Espey Mfg. & Electronics Corp.	10,912	241,396
#*	EVI Industries, Inc.	12,796	255,024
*	Evoqua Water Technologies Corp.	226,058	11,178,568
*	ExlService Holdings, Inc.	253,105	45,148,870
	Exponent, Inc.	397,601	36,599,172
	Federal Signal Corp.	473,649	24,336,086
#*	First Advantage Corp.	7,784	100,102
	Flowserve Corp.	265,317	8,858,935
#*	Fluor Corp.	212,041	6,161,911
#*	Forrester Research, Inc.	156,905	4,854,641
	Forward Air Corp.	194,279	20,498,377
*	Franklin Covey Co.	115,067	4,225,260
	Franklin Electric Co., Inc.	337,550	30,200,598
#*	Frontier Group Holdings, Inc.	98,073	930,713
*	FTI Consulting, Inc.	175,457	31,669,988
#*	FuelCell Energy, Inc.	822,607	1,546,501

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Gates Industrial Corp. PLC	169,602	$2,284,539
#	GATX Corp.	268,237	30,554,877
#	Genco Shipping & Trading Ltd.	273,301	4,211,568
*	Gencor Industries, Inc.	122,097	1,611,680
*	Gibraltar Industries, Inc.	228,981	11,458,209
	Global Industrial Co.	193,021	5,144,010
*	GMS, Inc.	212,110	12,315,107
#	Gorman-Rupp Co.	261,535	6,420,684
#	GrafTech International Ltd.	44,406	209,152
*	Graham Corp.	26,698	343,603
#	Granite Construction, Inc.	325,503	12,411,429
#*	Great Lakes Dredge & Dock Corp.	469,495	2,690,206
	Greenbrier Cos., Inc.	256,075	6,773,184
	Griffon Corp.	292,559	8,323,304
*	GXO Logistics, Inc.	5,754	305,710
	H&E Equipment Services, Inc.	283,629	10,352,459
*	Harsco Corp.	72,075	495,155
#*	Hawaiian Holdings, Inc.	309,634	2,579,251
#*	Hayward Holdings, Inc.	306,202	3,686,672
	Healthcare Services Group, Inc.	17,818	278,139
#	Heartland Express, Inc.	545,262	7,895,394
	Heidrick & Struggles International, Inc.	155,137	3,895,490
	Helios Technologies, Inc.	232,798	14,000,472
	Herc Holdings, Inc.	196,597	19,663,632
*	Heritage-Crystal Clean, Inc.	187,745	6,563,565
	Hexcel Corp.	130,297	9,391,808
#	Hillenbrand, Inc.	105,849	4,828,831
	HireQuest, Inc.	703	14,693
#	HNI Corp.	227,459	5,909,385
*	Hub Group, Inc., Class A	253,233	19,093,768
*	Hudson Global, Inc.	11,940	259,695
*	Hudson Technologies, Inc.	220,839	1,707,085
	Hurco Cos., Inc.	36,763	824,594
*	Huron Consulting Group, Inc.	162,349	13,765,572
	Hyster-Yale Materials Handling, Inc.	66,463	3,499,942
*	IBEX Holdings Ltd.	46,365	949,092
	ICF International, Inc.	145,426	16,578,564
*	IES Holdings, Inc.	201,839	8,717,426
*	Innodata, Inc.	65,962	436,668
*	Innovative Solutions & Support, Inc.	89,600	577,920
	Insperity, Inc.	170,415	20,869,021
#	Insteel Industries, Inc.	151,939	4,182,881
	Interface, Inc.	293,049	2,297,504
	ITT, Inc.	45,027	3,802,080
*	Janus International Group, Inc.	12,406	111,654
*	JELD-WEN Holding, Inc.	38,960	497,909
*	JetBlue Airways Corp.	1,201,913	8,581,659
	John Bean Technologies Corp.	231,283	25,142,775
	Kadant, Inc.	63,412	11,783,852
	Kaman Corp.	140,460	3,099,952
*	KAR Auction Services, Inc.	361,841	4,899,327
#	KBR, Inc.	252,329	14,314,624
#	Kelly Services, Inc., Class A	166,738	2,736,171
#	Kennametal, Inc.	403,172	10,466,345
#	Kforce, Inc.	179,878	10,637,985
	Kimball International, Inc., Class B	152,352	1,875,453
*	Kirby Corp.	154,744	11,116,809
	Korn Ferry	399,297	19,174,242
*	Kratos Defense & Security Solutions, Inc.	781,868	10,086,097

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	L B Foster Co., Class A	56,632	$633,146
	Landstar System, Inc.	103,366	18,195,517
*	Limbach Holdings, Inc.	73,970	1,253,052
	Lindsay Corp.	71,234	8,600,793
*	Liquidity Services, Inc.	354,991	4,639,732
*	LS Starrett Co., Class A	18,242	194,825
	LSI Industries, Inc.	304,721	3,866,909
	Luxfer Holdings PLC	67,119	1,023,565
*	Manitex International, Inc.	100,713	520,686
*	Manitowoc Co., Inc.	185,277	2,832,885
	ManpowerGroup, Inc.	73,661	5,576,874
	Marten Transport Ltd.	572,841	11,565,660
*	Masonite International Corp.	100,618	9,197,491
*	MasTec, Inc.	211,347	18,769,727
*	Mastech Digital, Inc.	77,353	683,027
*	Masterbrand, Inc.	5,433	43,844
*	Matrix Service Co.	132,191	629,229
	Matson, Inc.	267,861	18,222,584
	Matthews International Corp., Class A	108,251	4,099,465
	Maxar Technologies, Inc.	60,378	3,183,128
	Maximus, Inc.	80,595	6,741,772
*	Mayville Engineering Co., Inc.	17,255	208,786
#	McGrath RentCorp.	178,908	15,901,343
	MDU Resources Group, Inc.	439,306	12,836,521
#*	Mercury Systems, Inc.	283,702	13,524,074
	Miller Industries, Inc.	88,299	2,878,547
#	MillerKnoll, Inc.	157,888	2,685,675
*	Mistras Group, Inc.	60,167	488,556
#*	Montrose Environmental Group, Inc.	34,890	1,062,749
	Moog, Inc., Class A	209,879	18,912,197
*	MRC Global, Inc.	407,556	3,969,595
	MSA Safety, Inc.	265,964	34,508,829
	MSC Industrial Direct Co., Inc., Class A	96,501	8,755,536
#	Mueller Industries, Inc.	409,700	29,436,945
	Mueller Water Products, Inc., Class A	1,180,743	15,821,956
*	MYR Group, Inc.	155,170	19,860,208
#	National Presto Industries, Inc.	33,959	2,309,891
	NL Industries, Inc.	209,206	1,345,195
#*	NN, Inc.	16,363	17,672
*	Northwest Pipe Co.	84,718	2,333,134
*	NOW, Inc.	356,568	3,804,581
*	NV5 Global, Inc.	91,209	8,640,229
	nVent Electric PLC	401,553	16,837,117
#	Omega Flex, Inc.	74,297	8,173,413
#*	Orion Energy Systems, Inc.	26,813	41,292
*	Orion Group Holdings, Inc.	168,779	401,694
	Oshkosh Corp.	132,330	10,125,892
	P&F Industries, Inc., Class A	9,000	45,900
*	PAM Transportation Services, Inc.	159,762	3,586,657
	Pangaea Logistics Solutions Ltd.	104,412	648,399
	Park Aerospace Corp.	74,722	977,364
	Park-Ohio Holdings Corp.	38,345	497,335
*	Parsons Corp.	138,490	6,024,315
*	Patriot Transportation Holding, Inc.	12,982	119,045
*	Performant Financial Corp.	108,403	351,226
#*	Perma-Fix Environmental Services, Inc.	5,695	51,711
*	Perma-Pipe International Holdings, Inc.	44,379	481,512
*	PGT Innovations, Inc.	458,226	11,758,079
#	Pitney Bowes, Inc.	199,906	701,670

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Powell Industries, Inc.	96,831	$3,879,050
#	Preformed Line Products Co.	38,233	4,751,597
	Primoris Services Corp.	368,225	9,316,093
*	Proto Labs, Inc.	57,749	1,661,439
*	Quad/Graphics, Inc.	82,341	287,370
#	Quanex Building Products Corp.	240,512	4,593,779
*	Radiant Logistics, Inc.	381,713	2,519,306
*	RBC Bearings, Inc.	12,354	2,804,482
#*	RCM Technologies, Inc.	87,142	979,476
#*	Red Violet, Inc.	21,712	371,275
*	Resideo Technologies, Inc.	356,812	6,351,254
#	Resources Connection, Inc.	262,727	3,833,187
	REV Group, Inc.	301,998	3,240,439
	Rush Enterprises, Inc., Class A	330,443	17,549,828
	Rush Enterprises, Inc., Class B	81,618	4,781,182
*	RXO, Inc.	143,868	2,602,572
	Ryder System, Inc.	21,895	1,733,208
*	Saia, Inc.	108,827	32,405,416
	Schneider National, Inc., Class B	208,181	5,448,097
	Science Applications International Corp.	137,042	13,982,395
*	Servotronics, Inc.	1,500	18,173
*	Shoals Technologies Group, Inc., Class A	109,788	2,293,471
	Shyft Group, Inc.	330,738	8,294,909
*	SIFCO Industries, Inc.	14,255	32,644
	Simpson Manufacturing Co., Inc.	339,115	42,653,885
#*	SiteOne Landscape Supply, Inc.	42,514	6,281,018
#*	SkyWest, Inc.	232,772	6,587,448
*	SP Plus Corp.	174,687	5,969,055
#	Spirit Airlines, Inc.	86,135	1,472,909
*	SPX Technologies, Inc.	251,708	16,028,765
	Standex International Corp.	93,097	11,433,243
*	StarTek, Inc.	3,629	11,939
	Steelcase, Inc., Class A	265,254	2,122,032
*	Stericycle, Inc.	176,597	8,061,653
*	Sterling Infrastructure, Inc.	229,191	8,461,732
#*	Sunrun, Inc.	414,311	8,717,103
#*	Sunworks, Inc.	12,686	10,288
#*	TaskUS, Inc., Class A	93,956	1,264,648
*	Taylor Devices, Inc.	769	16,726
	Tecnoglass, Inc.	41,561	1,822,450
	Tennant Co.	141,670	10,826,421
#	Terex Corp.	449,364	20,037,141
	Tetra Tech, Inc.	102,893	14,237,304
	Textainer Group Holdings Ltd.	326,135	11,447,339
*	Thermon Group Holdings, Inc.	172,605	3,586,732
	Timken Co.	427,105	32,823,019
#*	Titan International, Inc.	445,500	4,348,080
*	Titan Machinery, Inc.	177,370	5,560,550
#*	TPI Composites, Inc.	113,713	1,405,493
#*	Transcat, Inc.	46,873	3,575,941
*	Trex Co., Inc.	8,248	450,836
*	TriNet Group, Inc.	389,730	36,159,149
	Trinity Industries, Inc.	456,074	10,922,972
	Triton International Ltd.	446,876	36,943,239
#*	Triumph Group, Inc.	160,680	1,736,951
*	TrueBlue, Inc.	216,711	3,283,172
	TTEC Holdings, Inc.	366,245	12,477,967
*	Tutor Perini Corp.	229,066	1,214,050
*	Twin Disc, Inc.	65,590	751,006

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	UFP Industries, Inc.	457,594	$35,930,281
*	Ultralife Corp.	122,630	513,820
	UniFirst Corp.	108,554	17,768,119
*	Univar Solutions, Inc.	345,115	12,251,582
#	Universal Logistics Holdings, Inc.	131,610	3,369,216
#*	V2X, Inc.	96,880	4,185,216
	Valmont Industries, Inc.	106,122	30,834,808
#	Veritiv Corp.	142,099	16,322,912
#*	Verra Mobility Corp.	410,216	6,953,161
*	Viad Corp.	60,077	1,143,265
*	Vicor Corp.	117,439	5,046,354
*	Virco Mfg. Corp.	20,526	76,151
#	VSE Corp.	86,185	3,644,764
#	Wabash National Corp.	374,505	9,613,543
	Watts Water Technologies, Inc., Class A	208,817	33,771,973
	Werner Enterprises, Inc.	493,689	22,299,932
	WESCO International, Inc.	112,668	16,224,192
#*	Willdan Group, Inc.	30,532	447,294
*	Willis Lease Finance Corp.	32,653	1,648,977
	Woodward, Inc.	54,920	5,273,418
*	XPO, Inc.	142,513	6,296,224
	Zurn Elkay Water Solutions Corp.	577,730	12,450,081

TOTAL INDUSTRIALS			2,778,633,412

INFORMATION TECHNOLOGY — (10.5%)
#*	8x8, Inc.	138,307	396,941
*	908 Devices, Inc.	12,444	84,121
	A10 Networks, Inc.	392,495	5,549,879
*	ACI Worldwide, Inc.	788,524	19,973,313
	Adeia, Inc.	376,314	2,875,039
#	ADTRAN Holdings, Inc.	193,282	1,762,732
	Advanced Energy Industries, Inc.	272,581	23,578,256
#*	Aehr Test Systems.	118,945	2,943,889
*	Agilysys, Inc.	262,313	20,470,906
#*	Airgain, Inc.	56,575	332,095
#*	Akoustis Technologies, Inc.	4,728	13,475
*	Alarm.com Holdings, Inc.	327,669	15,626,535
*	Alithya Group, Inc., Class A	58,809	108,797
*	Alkami Technology, Inc.	29,443	353,022
#*	Alpha & Omega Semiconductor Ltd.	214,092	5,112,517
#*	Altair Engineering, Inc., Class A	110,890	7,656,954
*	Ambarella, Inc.	204,598	12,680,984
	American Software, Inc., Class A	306,301	3,657,234
	Amkor Technology, Inc.	1,479,289	33,091,695
*	Amtech Systems, Inc.	133,506	1,152,157
*	Appfolio, Inc., Class A	52,420	7,318,880
*	Arlo Technologies, Inc.	467,670	3,011,795
*	AstroNova, Inc.	44,545	655,257
#*	AvePoint, Inc.	19,135	83,046
*	Aviat Networks, Inc.	44,129	1,447,872
*	Avid Technology, Inc.	450,624	13,297,914
	Avnet, Inc.	431,410	17,799,977
*	Aware, Inc.	105,398	174,961
*	Axcelis Technologies, Inc.	256,590	30,354,597
*	AXT, Inc.	317,804	848,537
	Badger Meter, Inc.	228,630	30,254,608
#	Bel Fuse, Inc., Class A	11,432	480,030
	Bel Fuse, Inc., Class B	55,675	2,262,075
	Belden, Inc.	319,826	25,231,073

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Benchmark Electronics, Inc.	242,656	$5,180,706
#	BK Technologies Corp.	18,182	247,643
*	Blackbaud, Inc.	281,194	19,502,210
*	Box, Inc., Class A	657,244	17,390,676
*	Brightcove, Inc.	221,679	917,751
#*	C3.ai, Inc., Class A	138,125	2,461,387
*	CalAmp Corp.	158,561	402,745
*	Calix, Inc.	492,012	22,484,948
*	Cambium Networks Corp.	95,373	1,443,947
*	Cerence, Inc.	78,354	2,001,945
*	CEVA, Inc.	136,370	3,426,978
*	Cirrus Logic, Inc.	379,987	32,599,085
#*	Clearfield, Inc.	49,961	2,182,296
	Climb Global Solutions, Inc.	23,242	1,031,945
*	Coda Octopus Group, Inc.	11,706	93,531
*	Cognyte Software Ltd.	113,436	471,894
*	Cohu, Inc.	342,542	11,591,621
*	CommScope Holding Co., Inc.	809,469	3,990,682
*	CommVault Systems, Inc.	236,425	13,776,485
*	Computer Task Group, Inc.	128,639	870,886
#	Comtech Telecommunications Corp.	135,851	1,406,058
#*	Consensus Cloud Solutions, Inc.	106,160	3,962,953
#*	CoreCard Corp.	34,016	876,252
*	Corsair Gaming, Inc.	93,688	1,632,045
#*	Couchbase, Inc.	10,523	161,633
*	CPI Card Group, Inc.	9,566	400,528
#*	CPS Technologies Corp.	4,114	11,108
#*	Credo Technology Group Holding Ltd.	25,884	209,919
*	CS Disco, Inc.	1,689	9,931
	CSP, Inc.	24,755	313,151
	CTS Corp.	247,725	9,713,297
*	CVD Equipment Corp.	8,212	84,255
*	Daktronics, Inc.	329,574	1,585,251
*	Data I/O Corp.	48,870	220,404
#*	Digi International, Inc.	264,422	7,974,968
#*	Digimarc Corp.	9,993	170,281
#*	Digital Turbine, Inc.	84,399	990,000
#*	DigitalOcean Holdings, Inc.	99,230	3,129,714
#*	Diodes, Inc.	368,456	29,365,943
*	DoubleVerify Holdings, Inc.	299,705	8,817,321
*	DXC Technology Co.	70,323	1,677,204
#*	DZS, Inc.	142,668	970,142
#*	E2open Parent Holdings, Inc.	193,665	1,218,153
#	Ebix, Inc.	155,422	2,527,162
#*	Edgio, Inc.	498,744	329,670
*	eGain Corp.	191,836	1,408,076
*	EngageSmart, Inc.	334,795	5,748,430
#*	Envestnet, Inc.	292,574	18,543,340
*	ePlus, Inc.	179,957	7,835,328
*	Everbridge, Inc.	54,801	1,440,170
#*	EverCommerce, Inc.	1,112	13,422
*	Everspin Technologies, Inc.	104,019	646,998
*	Extreme Networks, Inc.	486,814	8,655,553
*	Fabrinet.	281,778	26,754,821
#*	FARO Technologies, Inc.	101,137	2,361,549
#*	Fastly, Inc., Class A	648,867	9,590,254
*	FormFactor, Inc.	562,634	15,365,535
	Frequency Electronics, Inc.	63,812	415,416
*	Freshworks, Inc., Class A	49,628	663,030

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Genasys, Inc.	4,009	$11,827
*	Grid Dynamics Holdings, Inc. .	98,397	1,069,575
#*	GSI Technology, Inc.	82,144	126,502
*	Guidewire Software, Inc.	71,352	5,436,309
	Hackett Group, Inc.	270,309	5,016,935
#*	Harmonic, Inc.	823,593	11,604,425
#*	Ichor Holdings Ltd.	198,417	5,525,913
#*	Identiv, Inc.	112,107	616,588
	Immersion Corp.	130,369	859,132
	Information Services Group, Inc.	253,635	1,291,002
#*	Insight Enterprises, Inc.	271,478	32,835,264
#	InterDigital, Inc.	225,365	15,266,225
*	inTEST Corp.	80,241	1,524,579
*	Intevac, Inc.	183,732	1,163,024
#*	IonQ, Inc.	29,826	164,341
*	IPG Photonics Corp.	157,619	18,123,033
*	Issuer Direct Corp.	20,404	384,158
*	Iteris, Inc.	229,546	1,058,207
*	Itron, Inc.	323,324	17,265,502
*	Jamf Holding Corp.	206,104	3,899,488
*	JFrog Ltd.	356,780	6,625,405
*	Key Tronic Corp.	65,330	447,510
*	Kimball Electronics, Inc.	188,008	3,784,601
*	Knowles Corp.	647,890	10,936,383
#	Kulicke & Soffa Industries, Inc.	376,040	17,922,066
*	KVH Industries, Inc.	119,493	1,257,066
*	Kyndryl Holdings, Inc.	1,068,480	15,450,221
#*	Lantronix, Inc.	193,382	711,646
*	Lattice Semiconductor Corp.	88,321	7,039,184
*	LGL Group, Inc.	15,751	69,462
	Littelfuse, Inc.	35,761	8,662,745
*	LiveRamp Holdings, Inc.	428,020	10,311,002
*	Lumentum Holdings, Inc.	288,692	13,929,389
#*	Luna Innovations, Inc.	177,505	1,114,731
*	MACOM Technology Solutions Holdings, Inc.	264,811	15,449,074
*	Magnachip Semiconductor Corp.	220,070	1,954,222
#*	Matterport, Inc.	21,322	49,680
*	MaxLinear, Inc.	424,060	10,232,568
*	MeridianLink, Inc.	5,646	84,351
	Methode Electronics, Inc.	269,180	11,033,688
#*	Mitek Systems, Inc.	239,478	2,160,092
#*	Model N, Inc.	74,329	2,289,333
*	Momentive Global, Inc.	69,473	652,351
*	M-Tron Industries, Inc.	7,875	92,445
#*	N-able, Inc.	261,381	3,332,608
#*	Napco Security Technologies, Inc.	386,880	11,993,280
	National Instruments Corp.	400,274	23,307,955
*	NCR Corp.	638,009	14,221,221
*	Neonode, Inc.	9,943	71,142
*	NETGEAR, Inc.	176,040	2,487,445
*	NetScout Systems, Inc.	517,914	14,092,440
*	NetSol Technologies, Inc.	57,026	135,152
	Network-1 Technologies, Inc.	135,577	284,712
*	nLight, Inc.	197,293	1,730,260
#*	Novanta, Inc.	254,279	38,864,002
	NVE Corp.	25,546	1,926,424
#*	Olo, Inc., Class A	230,289	1,577,480
#*	ON24, Inc.	143,306	1,246,762
#*	One Stop Systems, Inc.	4,116	10,043

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	OneSpan, Inc.	174,483	$2,571,879
*	Onto Innovation, Inc.	287,368	23,271,061
*	Optical Cable Corp.	19,296	78,342
#*	OSI Systems, Inc.	131,658	14,872,088
#*	PAR Technology Corp.	119,203	3,646,420
	PC Connection, Inc.	131,937	5,313,103
	PCTEL, Inc.	143,581	683,446
*	PDF Solutions, Inc.	271,611	9,791,577
#*	Perficient, Inc.	254,423	16,517,141
#	PFSweb, Inc.	126,507	508,558
#*	Photronics, Inc.	475,289	6,872,679
#*	Pixelworks, Inc.	88,065	124,172
*	Plexus Corp.	218,438	19,106,772
	Power Integrations, Inc.	433,937	31,581,935
#*	Powerfleet, Inc.	21,307	61,151
*	PowerSchool Holdings, Inc., Class A	137,508	2,871,167
#	Progress Software Corp.	321,160	17,625,261
*	Q2 Holdings, Inc.	6,904	169,976
*	Qualys, Inc.	269,933	30,486,233
*	Rambus, Inc.	632,279	28,035,251
*	RF Industries Ltd.	69,712	280,939
*	Ribbon Communications, Inc.	488,106	1,249,551
#	Richardson Electronics Ltd.	89,564	1,381,973
#*	Rimini Street, Inc.	243,615	911,120
*	Rogers Corp.	125,982	20,276,803
*	Sanmina Corp.	447,400	23,381,124
	Sapiens International Corp. NV	125,808	2,532,515
*	ScanSource, Inc.	147,330	4,029,475
#*	SecureWorks Corp., Class A	17,245	156,412
#*	SEMrush Holdings, Inc., Class A	7,386	71,349
*	Semtech Corp.	464,787	9,058,699
#*	SentinelOne, Inc., Class A	48,394	777,692
*	SigmaTron International, Inc.	7,390	16,775
#*††	Silicon Graphics, Inc.	10,199	0
*	Silicon Laboratories, Inc.	160,815	22,401,529
#*	SiTime Corp.	17,640	1,913,411
#*	SMART Global Holdings, Inc.	365,586	5,637,336
*	Socket Mobile, Inc.	46,860	82,005
*	SolarWinds Corp.	550,775	4,747,680
#*	SoundThinking, Inc.	41,649	1,239,058
*	Sprinklr, Inc., Class A	14,209	169,940
*	SPS Commerce, Inc.	133,444	19,656,301
#*	Squarespace, Inc., Class A	240,568	7,481,665
††	SRAX, Inc.	70,653	7,065
#*	Stratasys Ltd.	218,725	3,140,891
*	Sumo Logic, Inc.	435,846	5,230,152
#*	Super Micro Computer, Inc.	258,070	27,208,320
*	Synaptics, Inc.	264,687	23,440,681
#*	Telos Corp.	60,452	102,768
*	Teradata Corp.	232,370	8,995,043
*	TESSCO Technologies, Inc.	56,331	494,586
*	Tingo Group, Inc.	7,971	18,333
#*	TransAct Technologies, Inc.	52,680	295,008
*	Trio-Tech International.	12,740	55,292
*	TTM Technologies, Inc.	740,238	8,742,211
#*	Tucows, Inc., Class A	7,050	157,849
#*	Turtle Beach Corp.	80,890	879,274
#*	Ultra Clean Holdings, Inc.	332,593	9,492,204
#*	Unisys Corp.	119,054	382,163

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Universal Display Corp.	25,236	$3,367,997
*	Upland Software, Inc.	14,863	54,547
#*	Veeco Instruments, Inc.	276,112	5,085,983
*	Verint Systems, Inc.	376,528	13,739,507
*	Vertex, Inc., Class A	100,910	2,083,791
#*	Viant Technology, Inc., Class A	21,642	95,658
#*	Viasat, Inc.	319,048	11,176,251
*	Viavi Solutions, Inc.	1,262,298	11,310,190
	Vishay Intertechnology, Inc.	966,577	20,578,424
*	Vishay Precision Group, Inc.	96,551	3,624,525
	Vontier Corp.	202,998	5,507,336
*	Weave Communications, Inc.	2,837	12,568
*	Wireless Telecom Group, Inc.	83,275	149,895
	Xerox Holdings Corp.	775,694	12,155,125
*	Xperi, Inc.	171,116	1,623,891
*	Yext, Inc.	93,611	821,905

TOTAL INFORMATION TECHNOLOGY			1,512,362,956

MATERIALS — (5.6%)
*	Advanced Emissions Solutions, Inc.	5,023	9,293
	AdvanSix, Inc.	168,417	6,345,953
#	Alpha Metallurgical Resources, Inc.	59,228	8,680,456
#*	Alto Ingredients, Inc.	184,348	241,496
	American Vanguard Corp.	232,947	4,484,230
#*	Ampco-Pittsburgh Corp.	20,596	62,200
*	Arconic Corp.	264,265	6,540,559
	Ardagh Metal Packaging SA	18,969	77,394
*	Ascent Industries Co.	55,246	524,285
	Ashland, Inc.	262,464	26,668,967
#*	ATI, Inc.	622,069	24,024,305
	Avient Corp.	514,455	19,811,662
*	Axalta Coating Systems Ltd.	364,524	11,508,023
	Balchem Corp.	231,262	30,387,827
*	Bioceres Crop Solutions Corp.	7,851	88,010
#	Cabot Corp.	374,530	26,876,273
#	Caledonia Mining Corp. PLC	7,480	106,515
	Carpenter Technology Corp.	340,979	17,983,232
#*	Century Aluminum Co.	493,777	4,241,544
	Chase Corp.	57,055	6,237,823
	Chemours Co.	448,712	13,044,058
*	Clearwater Paper Corp.	94,336	3,405,530
#*	Coeur Mining, Inc.	1,592,104	5,413,154
	Commercial Metals Co.	723,546	33,782,363
	Compass Minerals International, Inc.	86,870	2,843,255
*	Core Molding Technologies, Inc.	46,870	878,812
*	Dakota Gold Corp.	63,531	209,017
	Eagle Materials, Inc.	153,806	22,795,587
*	Ecovyst, Inc.	416,282	4,724,801
	Element Solutions, Inc.	1,868,610	33,915,271
#*	Ferroglobe PLC	459,070	1,854,643
	Fortitude Gold Corp.	181,671	1,251,713
	Friedman Industries, Inc.	66,554	742,077
#	FutureFuel Corp.	218,959	1,642,192
#	Glatfelter Corp.	133,346	602,724
	Graphic Packaging Holding Co.	563,716	13,901,237
	Greif, Inc., Class A	206,029	12,936,561
#	Greif, Inc., Class B	26,310	2,071,649
	Hawkins, Inc.	182,828	7,375,282
	Haynes International, Inc.	104,540	4,914,425

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	HB Fuller Co.	345,983	$22,893,695
#	Hecla Mining Co.	2,951,850	17,858,692
#	Huntsman Corp.	276,366	7,403,845
#††	IKONICS Corp.	10,011	33,537
*	Ingevity Corp.	182,145	13,067,082
	Innospec, Inc.	188,098	19,116,400
#*	Intrepid Potash, Inc.	71,030	1,831,153
#	Kaiser Aluminum Corp.	138,077	9,074,420
	Koppers Holdings, Inc.	155,448	5,100,249
#	Kronos Worldwide, Inc.	118,868	1,105,472
#*	Livent Corp.	658,115	14,379,813
	Louisiana-Pacific Corp.	543,675	32,479,144
*	LSB Industries, Inc.	386,001	3,446,989
#	Materion Corp.	112,144	12,146,317
#	Mativ Holdings, Inc.	321,435	6,226,196
#	Mercer International, Inc.	424,231	4,127,768
	Minerals Technologies, Inc.	252,278	14,949,994
#*	MP Materials Corp.	239,485	5,189,640
	Myers Industries, Inc.	322,182	6,105,349
	NewMarket Corp.	11,952	4,776,019
	Northern Technologies International Corp.	65,055	746,831
*	O-I Glass, Inc.	696,385	15,647,771
	Olin Corp.	977	54,126
#	Olympic Steel, Inc.	86,079	4,008,699
#	Orion Engineered Carbons SA	321,847	7,791,916
	Pactiv Evergreen, Inc.	115,536	912,734
#*	Piedmont Lithium, Inc.	3,903	224,422
#	Quaker Chemical Corp.	32,008	5,973,653
#	Ramaco Resources, Inc.	22,134	179,949
*	Ranpak Holdings Corp.	8,529	34,798
*	Rayonier Advanced Materials, Inc.	339,460	1,846,662
#	Resolute Forest Products, Inc.	595,780	846,008
	Ryerson Holding Corp.	289,118	10,919,987
	Schnitzer Steel Industries, Inc., Class A	208,517	6,024,056
#	Scotts Miracle-Gro Co.	46,934	3,135,661
	Sensient Technologies Corp.	293,903	21,884,017
	Silgan Holdings, Inc.	656,892	32,358,500
*	Smith-Midland Corp.	5,979	98,653
	Sonoco Products Co.	151,949	9,211,148
	Stepan Co.	173,432	15,990,430
*	Summit Materials, Inc., Class A	630,224	17,274,440
	SunCoke Energy, Inc.	425,291	3,308,764
#	Sylvamo Corp.	132,015	6,048,927
#*	TimkenSteel Corp.	345,548	5,784,474
#	Tredegar Corp.	182,561	1,712,422
	TriMas Corp.	327,798	8,329,347
	Trinseo PLC	90,915	1,647,380
	Tronox Holdings PLC	754,495	10,329,037
#*	U.S. Gold Corp.	17,209	74,171
	U.S. Steel Corp.	660,234	15,106,154
#	United States Lime & Minerals, Inc.	41,843	6,732,539
*	Universal Stainless & Alloy Products, Inc.	42,974	406,964
#	Warrior Met Coal, Inc.	172,367	5,958,727
	Worthington Industries, Inc.	335,502	19,925,464

TOTAL MATERIALS			805,045,003

REAL ESTATE — (0.5%)
#*	Altisource Portfolio Solutions SA	9,234	34,535
#*	AMREP Corp.	8,253	114,717

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
*	Anywhere Real Estate, Inc.	316,135	$2,013,780
#*	CKX Lands, Inc.	5,107	49,895
#*	Compass, Inc., Class A	144,630	338,434
*	Comstock Holding Cos., Inc.	23,978	105,503
#*	Cushman & Wakefield PLC	695,802	6,853,650
#	Douglas Elliman, Inc.	163,383	521,192
#*	Five Point Holdings LLC, Class A	52,870	129,532
#*	Forestar Group, Inc.	166,603	3,222,102
*	FRP Holdings, Inc.	88,521	5,134,218
*	Howard Hughes Corp.	71,312	5,517,409
*	InterGroup Corp.	927	37,525
*	JW Mays, Inc.	200	8,846
#	Kennedy-Wilson Holdings, Inc.	725,580	12,175,232
#	Marcus & Millichap, Inc.	217,285	6,837,959
*	Maui Land & Pineapple Co., Inc.	102,459	1,279,713
	Newmark Group, Inc., Class A	246,047	1,559,938
#*	Opendoor Technologies, Inc.	380,766	525,457
*	Rafael Holdings, Inc., Class B	43,282	90,892
#	RE/MAX Holdings, Inc., Class A	94,960	1,833,678
	RMR Group, Inc., Class A	84,028	1,995,665
#	St. Joe Co.	304,256	12,504,922
#	Stratus Properties, Inc.	45,787	979,842
*	Tejon Ranch Co.	154,744	2,673,976

TOTAL REAL ESTATE			66,538,612

UTILITIES — (3.1%)
	ALLETE, Inc.	290,360	18,112,657
	American States Water Co.	263,790	23,411,362
#	Artesian Resources Corp., Class A	87,226	4,778,240
#	Atlantica Sustainable Infrastructure PLC	394,276	10,495,627
#	Avista Corp.	465,167	20,499,910
	Black Hills Corp.	266,411	17,393,974
	California Water Service Group	394,285	22,111,503
	Chesapeake Utilities Corp.	135,606	16,747,341
#	Clearway Energy, Inc., Class A	132,634	3,843,733
#	Clearway Energy, Inc., Class C	162,919	4,947,850
#	Consolidated Water Co. Ltd.	109,567	1,851,682
	Genie Energy Ltd., Class B	181,498	2,825,924
	Hawaiian Electric Industries, Inc.	373,334	14,638,426
	IDACORP, Inc.	79,769	8,863,931
	MGE Energy, Inc.	271,952	20,834,243
	Middlesex Water Co.	132,725	9,686,271
	National Fuel Gas Co.	221,609	12,387,943
	New Jersey Resources Corp.	569,998	29,434,697
	Northwest Natural Holding Co.	215,501	10,119,927
	NorthWestern Corp.	344,149	20,174,014
#	ONE Gas, Inc.	171,225	13,175,764
#	Ormat Technologies, Inc.	281,687	24,171,561
#	Otter Tail Corp.	317,106	22,815,777
	PNM Resources, Inc.	635,715	30,596,963
#	Portland General Electric Co.	345,137	17,470,835
#*	Pure Cycle Corp.	129,174	1,274,947
	RGC Resources, Inc.	25,712	492,385
#	SJW Group	171,818	13,044,423
	Southwest Gas Holdings, Inc.	218,240	12,221,440
#	Spire, Inc.	316,622	21,444,808
#*	Sunnova Energy International, Inc.	401,501	7,210,958
	Unitil Corp.	121,608	6,760,189
#	Via Renewables, Inc.	16,801	173,890

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
York Water Co.	133,977	$5,632,393

TOTAL UTILITIES		449,645,588

TOTAL COMMON STOCKS		13,254,707,988

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	12,708	290,378

INDUSTRIALS — (0.0%)
(r) WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	132,442	3,602,422

TOTAL PREFERRED STOCKS		3,892,800

RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
* Biocept, Inc. Warrants 08/02/23	479,820	0

TOTAL INVESTMENT SECURITIES (Cost $8,114,436,043)		13,258,600,788

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund 4.760%	122,506,574	122,506,574

SECURITIES LENDING COLLATERAL — (7.4%)
@§ The DFA Short Term Investment Fund	92,894,016	1,074,505,088

TOTAL INVESTMENTS — (100.0%) (Cost $9,311,301,842)		$14,455,612,450

As of April 30, 2023, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500 ® E-mini Index	609	06/16/23	$119,990,524	$127,539,826	$7,549,302

Total Futures Contracts			$119,990,524	$127,539,826	$7,549,302

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$386,455,500	$60,914	—	$386,516,414
Consumer Discretionary	1,894,069,699	27,714,021	—	1,921,783,720
Consumer Staples	655,850,139	880,703	—	656,730,842
Energy	670,382,714	—	—	670,382,714
Financials	2,518,567,236	3,957,192	—	2,522,524,428
Health Care	1,474,857,062	6,379,931	$3,307,306	1,484,544,299
Industrials	2,778,601,376	13,876	18,160	2,778,633,412
Information Technology	1,511,365,891	990,000	7,065	1,512,362,956

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Materials	$804,165,458	$846,008	$33,537		$805,045,003
Real Estate	66,529,766	8,846	—		66,538,612
Utilities	449,645,588	—	—		449,645,588
Preferred Stocks
Communication Services	290,378	—	—		290,378
Industrials	3,602,422	—	—		3,602,422
Temporary Cash Investments	122,506,574	—	—		122,506,574
Securities Lending Collateral	—	1,074,505,088	—		1,074,505,088
Futures Contracts**	7,549,302	—	—		7,549,302

TOTAL	$13,344,439,105	$1,115,356,579	$3,366,068	^	$14,463,161,752

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. MICRO CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value†
COMMON STOCKS — (87.8%)
COMMUNICATION SERVICES — (3.0%)
#*	Altice USA, Inc., Class A	153,848	$538,468
*	AMC Networks, Inc., Class A	27,908	493,693
#*	Anterix, Inc.	70,708	2,232,959
	ATN International, Inc.	142,622	5,158,638
#*	Bandwidth, Inc., Class A	127,303	1,549,278
*	Boston Omaha Corp., Class A	127,698	2,612,701
*	Cargurus, Inc.	444,224	7,303,043
#*	Cars.com, Inc.	414,504	8,111,843
#*	Cinemark Holdings, Inc.	550,854	9,298,416
	Cogent Communications Holdings, Inc.	62,642	4,324,804
*	Consolidated Communications Holdings, Inc.	158,058	611,684
#*	Cumulus Media, Inc., Class A	56,131	197,300
*	Daily Journal Corp.	3,216	878,450
#	DallasNews Corp.	9,668	41,476
*	DHI Group, Inc.	227,369	834,444
*	EchoStar Corp., Class A	178,958	3,054,813
#*	Emerald Holding, Inc.	115,008	426,680
#	Entravision Communications Corp., Class A	810,206	5,063,787
*	EverQuote, Inc., Class A	3,014	21,008
#*	EW Scripps Co., Class A	523,326	4,411,638
*	FG Group Holdings, Inc.	72,905	141,436
*	Gaia, Inc.	1,421	4,320
#*	Gannett Co., Inc.	188,553	358,251
#*	Gogo, Inc.	491,939	6,596,902
	Gray Television, Inc.	488,500	3,766,335
#	Gray Television, Inc., Class A	8,248	68,541
#*	Harte Hanks, Inc.	24,244	204,619
*	IDT Corp., Class B	243,518	8,087,233
#*	iHeartMedia, Inc., Class A	25,626	88,922
*	IMAX Corp.	272,549	5,709,902
*	Insignia Systems, Inc.	4,206	27,171
*	Integral Ad Science Holding Corp.	140,266	2,206,384
#	John Wiley & Sons, Inc., Class A	182,992	7,058,001
*	Lee Enterprises, Inc.	2,124	24,468
#*	Liberty Latin America Ltd., Class A	200,424	1,777,761
#*	Liberty Latin America Ltd., Class C	774,361	6,876,326
#*	Liberty Media Corp.-Liberty Braves, Class A	59,953	2,348,359
#*	Liberty Media Corp.-Liberty Braves, Class C	203,906	7,752,506
*	LICT Corp.	1	12,220
#*	Lions Gate Entertainment Corp., Class A	334,358	3,845,117
*	Lions Gate Entertainment Corp., Class B	364,042	3,884,328
#*	Madison Square Garden Entertainment Corp.	104,065	3,358,178
#*	Magnite, Inc.	578,876	5,441,434
#	Marcus Corp.	125,376	2,196,588
#*	MediaAlpha, Inc., Class A	72,754	538,380
*	Ooma, Inc.	92,211	1,134,195
*»	Pegasus Cos., Inc.	41	2,050
#*	PubMatic, Inc., Class A	203,150	2,775,029
*	QuinStreet, Inc.	305,244	3,391,261
#*	Quotient Technology, Inc.	294,271	829,844
#*	Reading International, Inc., Class A	128,253	414,257
#*»	Reading International, Inc., Class B	11,620	253,897
	Saga Communications, Inc., Class A	19,685	437,991

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	Scholastic Corp.	145,538	$5,598,847
*	Sciplay Corp., Class A	93,315	1,593,820
#	Shenandoah Telecommunications Co.	380,425	7,916,644
#	Shutterstock, Inc.	199,899	13,393,233
#	Sinclair Broadcast Group, Inc., Class A	240,024	4,774,077
#*	Sphere Entertainment Co.	111,925	3,149,569
	Spok Holdings, Inc.	68,707	840,287
#*	Stagwell, Inc.	278,277	1,730,883
#*	TechTarget, Inc.	192,094	6,548,484
	Telephone & Data Systems, Inc.	332,501	3,325,010
*	Thryv Holdings, Inc.	148,924	3,344,833
	Townsquare Media, Inc., Class A	102,557	970,189
*	Travelzoo.	28,054	209,002
#*	TripAdvisor, Inc.	230,207	4,081,570
*	TrueCar, Inc.	312,727	803,708
#*	U.S. Cellular Corp.	186,111	3,952,998
*	Urban One, Inc.	66,447	386,057
*	Urban One, Inc.	30,717	219,319
*	Vimeo, Inc.	170,647	561,429
*	WideOpenWest, Inc.	64,056	732,160
*	Yelp, Inc.	323,228	9,670,982
*	Zedge, Inc., Class B	24,863	49,229

TOTAL COMMUNICATION SERVICES			212,629,659

CONSUMER DISCRETIONARY — (12.0%)
#	Cheesecake Factory, Inc.	239,847	8,080,445
#*	1-800-Flowers.com, Inc., Class A	229,669	2,115,252
*	1stdibs.com, Inc.	21,342	80,246
*	2U, Inc.	226,328	1,253,857
	Aaron’s Co., Inc.	68,570	915,410
#*	Abercrombie & Fitch Co., Class A	309,087	7,275,908
#	Academy Sports & Outdoors, Inc.	43,760	2,779,635
#	Acushnet Holdings Corp.	147,332	7,385,753
#*	Adient PLC	52,066	1,923,318
*	Adtalem Global Education, Inc.	269,759	10,944,123
#	AMCON Distributing Co.	5,890	1,089,650
*	American Axle & Manufacturing Holdings, Inc.	590,201	4,219,937
	American Eagle Outfitters, Inc.	157,137	2,104,064
*	American Outdoor Brands, Inc.	71,461	638,861
*	American Public Education, Inc.	11,285	64,325
#*	America’s Car-Mart, Inc.	61,632	4,954,597
	Ark Restaurants Corp.	36,613	639,995
	Arko Corp.	324,456	2,712,452
#*	Bally’s Corp.	14,066	241,935
#*	Barnes & Noble Education, Inc.	130,549	203,656
#	Bassett Furniture Industries, Inc.	83,006	1,191,136
*	Beazer Homes USA, Inc.	81,581	1,738,491
#	Big Lots, Inc.	111,615	1,003,419
*	Biglari Holdings, Inc., Class A	840	726,222
#*	Biglari Holdings, Inc., Class B	9,577	1,658,736
*	BJ’s Restaurants, Inc.	168,389	5,479,378
#	Bloomin’ Brands, Inc.	558,653	13,837,835
#	Bluegreen Vacations Holding Corp.	12,004	345,595
*	Boot Barn Holdings, Inc.	218,493	15,834,188
#*	Brinker International, Inc.	201,307	8,036,175
#	Buckle, Inc.	280,069	9,390,714
	Build-A-Bear Workshop, Inc.	136,220	3,160,304
#	Caleres, Inc.	227,259	5,181,505
	Camping World Holdings, Inc., Class A	2,784	62,334

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Canterbury Park Holding Corp.	10,905	$245,363
#*	CarParts.com, Inc.	257,335	1,219,768
	Carriage Services, Inc.	184,714	5,303,139
*	Carrols Restaurant Group, Inc.	255,440	983,444
#	Carter’s, Inc.	114,115	7,961,804
#	Cato Corp., Class A	96,341	794,813
*	Cavco Industries, Inc.	67,389	20,231,526
*	Century Casinos, Inc.	11,409	80,319
#	Century Communities, Inc.	212,216	14,290,625
*	Chegg, Inc.	275,918	4,961,006
*	Chico’s FAS, Inc.	588,686	2,966,977
#*	Children’s Place, Inc.	58,637	1,738,001
#*	Chuy’s Holdings, Inc.	120,127	4,190,030
#*	Citi Trends, Inc.	82,951	1,431,734
#*	Conn’s, Inc.	101,659	485,930
*	Container Store Group, Inc.	202,113	624,529
#*	Cooper-Standard Holdings, Inc.	14,270	191,932
*	Coursera, Inc.	651,028	8,098,788
#	Cracker Barrel Old Country Store, Inc.	75,832	8,050,325
	Crown Crafts, Inc.	12,250	67,620
	Culp, Inc.	149,674	817,220
	Dana, Inc.	594,679	8,795,302
#*	Dave & Buster’s Entertainment, Inc.	286,201	10,148,688
*	Delta Apparel, Inc.	77,427	881,894
*	Denny’s Corp.	285,841	3,204,278
#	Designer Brands, Inc., Class A	224,146	1,835,756
#*	Destination XL Group, Inc.	209,084	917,879
#	Dillard’s, Inc., Class A	5,551	1,656,363
#	Dine Brands Global, Inc.	72,940	4,735,994
#*	Dorman Products, Inc.	70,143	6,043,521
*	Duluth Holdings, Inc., Class B	44,844	280,723
#*	Educational Development Corp.	72,586	153,156
#	El Pollo Loco Holdings, Inc.	170,436	1,588,464
	Escalade, Inc.	71,194	1,076,453
#	Ethan Allen Interiors, Inc.	227,675	6,358,963
#*	European Wax Center, Inc., Class A	184,260	3,471,458
*	Everi Holdings, Inc.	329,857	5,013,826
*	Fiesta Restaurant Group, Inc.	229,976	1,846,707
#*	First Watch Restaurant Group, Inc.	9,893	159,079
	Flanigan’s Enterprises, Inc.	21,606	594,813
	Flexsteel Industries, Inc.	39,695	688,311
#	Foot Locker, Inc.	81,310	3,414,207
*	Fossil Group, Inc.	164,889	554,027
#	Franchise Group, Inc.	187,193	5,475,395
*	Frontdoor, Inc.	371,382	10,161,012
*	Full House Resorts, Inc.	29,152	205,230
#*	Funko, Inc., Class A	24,192	238,533
#*	Garrett Motion, Inc.	105,669	872,826
#*	Genesco, Inc.	114,985	3,985,380
*	Gentherm, Inc.	225,299	13,439,085
*	G-III Apparel Group Ltd.	210,885	3,310,895
*	Goodyear Tire & Rubber Co.	94,403	1,007,280
#*	GoPro, Inc., Class A	535,681	2,292,715
	Graham Holdings Co., Class B	13,765	7,922,721
*	Grand Canyon Education, Inc.	76,485	9,078,770
*	Green Brick Partners, Inc.	192,927	7,190,389
#	Group 1 Automotive, Inc.	75,809	17,017,604
#*	GrowGeneration Corp.	143,976	492,398
#	Guess?, Inc.	473,394	8,923,477

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Hamilton Beach Brands Holding Co., Class A	86,372	$864,584
#	Hanesbrands, Inc.	844,803	4,426,768
#	Haverty Furniture Cos., Inc.	120,317	3,626,354
	Haverty Furniture Cos., Inc., Class A	18,389	551,578
#*	Helen of Troy Ltd.	13,325	1,337,031
#	Hibbett, Inc.	87,179	4,736,435
	Hooker Furnishings Corp.	43,623	689,680
#*	Hovnanian Enterprises, Inc., Class A	21,342	1,574,399
*	Inspired Entertainment, Inc.	19,360	247,808
#	Installed Building Products, Inc.	99,891	12,413,455
*	iRobot Corp.	95,132	3,741,542
*	J Jill, Inc.	28,480	704,310
	Jack in the Box, Inc.	109,730	10,170,874
#*	JAKKS Pacific, Inc.	3,333	74,659
#	Johnson Outdoors, Inc., Class A	68,121	3,951,018
#	KB Home.	82,438	3,612,433
#	Kontoor Brands, Inc.	103,325	4,667,190
*	Koss Corp.	115,127	486,987
#	Krispy Kreme, Inc.	9,910	152,416
#*	Kura Sushi USA, Inc., Class A	19,961	1,375,712
	Lakeland Industries, Inc.	54,204	653,158
#*	Lands’ End, Inc.	85,413	612,411
*	Landsea Homes Corp.	21,707	143,266
	Laureate Education, Inc.	868,618	10,762,177
*††	Lazare Kaplan International, Inc.	81,643	0
	La-Z-Boy, Inc.	328,859	9,448,119
#	LCI Industries.	55,334	6,250,529
#*††	Lear Corp.	498,411	0
#*	Legacy Housing Corp.	27,166	586,786
#*	Leslie’s, Inc.	365,989	3,970,981
#*	LGI Homes, Inc.	14,170	1,683,396
#	Lifetime Brands, Inc.	165,730	812,077
*	Lincoln Educational Services Corp.	55,387	322,906
*	Live Ventures, Inc.	1,917	60,865
#*	Lovesac Co.	55,459	1,458,017
*	M/I Homes, Inc.	121,927	8,247,142
#*	Malibu Boats, Inc., Class A	132,182	7,501,329
#	Marine Products Corp.	185,819	2,558,728
#*	MarineMax, Inc.	156,654	4,561,765
*	MasterCraft Boat Holdings, Inc.	72,690	2,127,636
#	MDC Holdings, Inc.	57,572	2,358,725
*	Modine Manufacturing Co.	300,478	6,282,995
#	Monarch Casino & Resort, Inc.	27,353	1,897,204
#	Monro, Inc.	143,268	7,002,940
*	Motorcar Parts of America, Inc.	83,018	404,298
	Movado Group, Inc.	126,566	3,242,621
#	Nathan’s Famous, Inc.	53,185	3,970,260
#*	National Vision Holdings, Inc.	77,330	1,627,023
	Nobility Homes, Inc.	9,074	233,656
#*	Noodles & Co.	217,358	1,073,749
	Nordstrom, Inc.	58,505	904,487
*	ODP Corp.	354,824	15,331,945
#*	Ollie’s Bargain Outlet Holdings, Inc.	55,453	3,618,308
#*	ONE Group Hospitality, Inc.	108,686	851,011
*	OneSpaWorld Holdings Ltd.	361,754	4,341,048
#*	OneWater Marine, Inc., Class A	20,157	532,145
#	Oxford Industries, Inc.	129,087	13,320,488
#	Papa John’s International, Inc.	84,792	6,341,594
#	Patrick Industries, Inc.	161,967	11,115,795

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Perdoceo Education Corp.	538,380	$6,988,172
#	PetMed Express, Inc.	151,729	2,332,075
*	Playa Hotels & Resorts NV	714,810	6,654,881
*	PlayAGS, Inc.	68,953	364,072
*	Potbelly Corp.	71,250	746,700
#	Purple Innovation, Inc.	217,255	645,247
*»	QEP Co., Inc.	8,890	150,197
#	RCI Hospitality Holdings, Inc.	32,826	2,458,667
#*	Revolve Group, Inc.	180,514	3,727,614
	Rocky Brands, Inc.	50,650	1,479,993
	Ruth’s Hospitality Group, Inc.	263,741	4,262,055
*	Sally Beauty Holdings, Inc.	631,757	8,989,902
*	Shake Shack, Inc., Class A	150,689	8,259,264
#	Shoe Carnival, Inc.	203,740	4,736,955
#	Signet Jewelers Ltd.	195,670	14,397,399
#*	Six Flags Entertainment Corp.	280,753	6,813,875
*	Skyline Champion Corp.	92,938	6,893,211
#*	Sleep Number Corp.	188,376	4,247,879
#	Smith & Wesson Brands, Inc.	335,382	4,031,292
*	Solo Brands, Inc., Class A	6,030	48,180
#	Sonic Automotive, Inc., Class A	240,130	10,690,588
#*	Sonos, Inc.	122,371	2,586,923
*	Sportsman’s Warehouse Holdings, Inc.	185,477	1,153,667
	Standard Motor Products, Inc.	164,872	5,937,041
	Steven Madden Ltd.	122,118	4,279,015
#*	Stitch Fix, Inc., Class A	341,774	1,165,449
*	Stoneridge, Inc.	235,367	4,431,961
#	Strategic Education, Inc.	110,032	9,682,816
*	Strattec Security Corp.	31,436	609,858
#*	Stride, Inc.	307,962	13,230,048
#	Superior Group of Cos., Inc.	112,673	878,849
*	Superior Industries International, Inc.	134,618	660,974
#*	Sweetgreen, Inc., Class A	35,332	280,536
#*	Target Hospitality Corp.	16,822	212,125
*	Taylor Morrison Home Corp.	448,504	19,326,037
#*	Tile Shop Holdings, Inc.	93,103	436,653
#*	Tilly’s, Inc., Class A	130,600	980,806
*	Traeger, Inc.	34,810	105,822
*	TravelCenters of America, Inc.	42,610	3,669,999
*	Tri Pointe Homes, Inc.	625,733	17,946,022
*	Unifi, Inc.	78,286	687,351
#*	Universal Electronics, Inc.	73,224	735,901
*	Universal Technical Institute, Inc.	172,720	1,219,403
#	Upbound Group, Inc.	343,482	9,157,230
#*	Urban Outfitters, Inc.	349,230	9,450,164
*	Vera Bradley, Inc.	43,897	230,020
*	Victoria’s Secret & Co.	67,495	2,093,020
#*	Vista Outdoor, Inc.	499,839	12,046,120
*	Visteon Corp.	23,006	3,229,812
*	Vizio Holding Corp., Class A	116,711	1,000,213
#*	VOXX International Corp.	115,181	1,470,861
#	Weyco Group, Inc.	78,198	2,122,294
#	Winmark Corp.	42,095	14,056,362
#	Winnebago Industries, Inc.	191,418	11,129,043
#	Wolverine World Wide, Inc.	359,494	6,017,930
#*	XPEL, Inc.	92,149	6,732,406
*††	Zagg, Inc.	155,163	0
#*	Zumiez, Inc.	202,338	3,537,880

TOTAL CONSUMER DISCRETIONARY			844,063,558

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (5.0%)
#	Alico, Inc.	41,194	$970,531
	Andersons, Inc.	246,851	11,034,240
#*	Beauty Health Co.	133,059	1,524,856
*	BellRing Brands, Inc.	51,485	1,852,945
*	Bridgford Foods Corp.	72,953	940,729
#	Calavo Growers, Inc.	117,112	3,742,900
#	Cal-Maine Foods, Inc.	218,681	10,387,347
#*	Central Garden & Pet Co.	69,768	2,570,253
*	Central Garden & Pet Co., Class A	280,783	9,920,063
#*	Chefs’ Warehouse, Inc.	277,666	9,235,171
*	Coffee Holding Co., Inc.	31,890	50,705
#*	Duckhorn Portfolio, Inc.	504,616	7,619,702
#	Edgewell Personal Care Co.	360,314	15,734,912
*	elf Beauty, Inc.	202,613	18,794,382
#	Energizer Holdings, Inc.	239,231	7,997,492
#*	Farmer Bros Co.	97,917	279,063
	Fresh Del Monte Produce, Inc.	227,079	6,519,438
#*	Freshpet, Inc.	40,030	2,760,869
#*	Grocery Outlet Holding Corp.	103,397	3,079,163
*	Hain Celestial Group, Inc.	261,357	4,686,131
#*	Herbalife Ltd.	289,452	4,301,257
#*	Honest Co., Inc.	122,259	202,950
*	Hostess Brands, Inc.	659,960	17,000,570
	Ingles Markets, Inc., Class A	123,817	11,396,117
#	Inter Parfums, Inc.	160,958	24,431,815
#	J & J Snack Foods Corp.	46,655	7,147,546
	John B Sanfilippo & Son, Inc.	72,313	7,516,936
*	Lifeway Foods, Inc.	4,260	25,560
#	Limoneira Co.	64,193	1,072,665
#	Medifast, Inc.	72,543	6,648,566
#	MGP Ingredients, Inc.	143,333	14,144,100
*	Mission Produce, Inc.	33,928	386,440
*	Natural Alternatives International, Inc.	73,124	651,535
	Natural Grocers by Vitamin Cottage, Inc.	114,017	1,230,243
*	Nature’s Sunshine Products, Inc.	163,343	1,790,239
#	Nu Skin Enterprises, Inc., Class A	257,967	10,179,378
#	Oil-Dri Corp. of America	56,726	2,404,048
	PriceSmart, Inc.	157,174	11,580,580
*	Rocky Mountain Chocolate Factory, Inc.	70,528	379,441
*	Seneca Foods Corp., Class A	54,757	2,606,433
*»	Seneca Foods Corp., Class B	11,120	526,866
#*»	Sovos Brands, Inc.	320,361	5,494,191
	SpartanNash Co.	290,851	7,131,667
#*	Sprouts Farmers Market, Inc.	356,037	12,340,242
#*	Thorne HealthTech, Inc.	9,652	42,565
#	Tootsie Roll Industries, Inc.	155,386	6,352,180
*	TreeHouse Foods, Inc.	240,921	12,829,043
	Turning Point Brands, Inc.	93,903	2,233,952
*	United Natural Foods, Inc.	332,109	9,056,612
	United-Guardian, Inc.	39,576	381,117
#	Universal Corp.	144,082	7,908,661
#*	USANA Health Sciences, Inc.	93,019	6,173,671
	Vector Group Ltd.	914,140	11,646,144
#	Village Super Market, Inc., Class A	66,491	1,455,488
*	Vita Coco Co., Inc.	13,869	300,264
*	Vital Farms, Inc.	168,211	2,166,558
#	WD-40 Co.	27,724	5,278,650
#	Weis Markets, Inc.	196,657	16,222,236
#*	Willamette Valley Vineyards, Inc.	3,868	23,479

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	Zevia PBC, Class A	2,300	$8,073

TOTAL CONSUMER STAPLES.			352,368,970

ENERGY — (4.7%)
	Adams Resources & Energy, Inc.	39,742	1,514,170
#*	Amplify Energy Corp.	185,574	1,282,316
	Arch Resources, Inc.	77,264	9,445,524
	Archrock, Inc.	894,239	9,201,719
	Ardmore Shipping Corp.	218,185	3,205,138
#	Berry Corp.	400,940	3,063,182
#*	Bristow Group, Inc.	117,497	2,628,408
	Cactus, Inc., Class A	6,792	274,940
#	California Resources Corp.	170,701	6,913,391
#*	Callon Petroleum Co.	163,317	5,412,325
*	Centrus Energy Corp., Class A	56,049	1,642,236
#*	Clean Energy Fuels Corp.	1,054,346	4,502,057
#*	CNX Resources Corp.	1,161,237	18,034,011
#	CONSOL Energy, Inc.	159,990	9,493,807
#	Core Laboratories NV	207,063	4,660,988
#	CVR Energy, Inc.	236,183	6,221,060
	Delek U.S. Holdings, Inc.	336,926	7,328,140
	DHT Holdings, Inc.	971,142	9,216,138
*	DMC Global, Inc.	64,167	1,215,323
#	Dorian LPG Ltd.	226,600	5,035,052
#*	Dril-Quip, Inc.	150,286	4,099,802
#*	Empire Petroleum Corp.	918	9,960
	EnLink Midstream LLC	49,757	488,116
	Epsilon Energy Ltd.	33,799	181,163
	Equitrans Midstream Corp.	253,932	1,307,750
	Evolution Petroleum Corp.	194,809	1,283,791
#*	Expro Group Holdings NV	71,833	1,428,758
*	Forum Energy Technologies, Inc.	40,676	901,380
*	Geospace Technologies Corp.	121,063	874,075
#*	Green Plains, Inc.	300,570	10,270,477
*	Gulf Island Fabrication, Inc.	63,972	222,623
#*	Gulfport Energy Corp.	53,223	4,814,553
#*	Hallador Energy Co.	90,535	727,901
*	Helix Energy Solutions Group, Inc.	992,495	7,195,589
#*	Independence Contract Drilling, Inc.	16,749	51,252
#	International Seaways, Inc.	256,449	10,211,799
#*	Kosmos Energy Ltd.	917,065	5,869,216
	Liberty Energy, Inc.	543,233	6,958,815
*	Mammoth Energy Services, Inc.	8,433	31,118
	Mexco Energy Corp.	1,906	22,567
#*	Nabors Industries Ltd.	49,029	4,890,152
	NACCO Industries, Inc., Class A	40,634	1,467,700
#*	National Energy Services Reunited Corp.	64,897	197,936
*	Natural Gas Services Group, Inc.	93,996	968,159
*	Newpark Resources, Inc.	725,833	2,903,332
#»	Next Bridge Hydrocarbons, Inc.	18,077	52,423
#*	NexTier Oilfield Solutions, Inc.	1,303,794	10,534,656
#*	Nine Energy Service, Inc.	84,501	326,174
#	Nordic American Tankers Ltd.	927,820	3,275,205
#	Northern Oil & Gas, Inc.	31,710	1,051,821
*	Oceaneering International, Inc.	459,365	8,144,541
#*	Oil States International, Inc.	257,983	1,816,200
#*	Overseas Shipholding Group, Inc., Class A	352,617	1,354,049
*	Par Pacific Holdings, Inc.	310,089	7,265,385
	Patterson-UTI Energy, Inc.	347,923	3,893,258

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	PHX Minerals, Inc.	67,946	$184,134
*	PrimeEnergy Resources Corp.	2,472	213,544
*	ProPetro Holding Corp.	497,206	3,450,610
*	Ranger Energy Services, Inc.	13,891	155,579
#	Ranger Oil Corp., Class A	73,808	3,040,890
*	REX American Resources Corp.	154,662	4,375,388
	Riley Exploration Permian, Inc.	5,051	212,193
#*	Ring Energy, Inc.	18,458	33,409
#	RPC, Inc.	1,011,047	7,471,637
#*	SandRidge Energy, Inc.	47,791	677,198
	Scorpio Tankers, Inc.	281,079	14,686,378
*	SEACOR Marine Holdings, Inc.	83,735	698,350
#	Select Energy Services, Inc., Class A	426,262	3,167,127
	SFL Corp. Ltd.	935,737	8,505,849
	Sitio Royalties Corp., Class A	234,924	5,964,720
	Solaris Oilfield Infrastructure, Inc., Class A	112,833	866,557
*	Talos Energy, Inc.	581,406	7,924,564
*	Teekay Corp.	417,513	2,358,948
*	Teekay Tankers Ltd., Class A	160,516	6,499,293
#*	TETRA Technologies, Inc.	557,565	1,589,060
*	Tidewater, Inc.	228,378	10,283,861
#*	Transocean Ltd.	1,372,020	8,094,918
#*	U.S. Silica Holdings, Inc.	332,317	4,336,737
#	VAALCO Energy, Inc.	83,365	356,802
#*	Vital Energy, Inc.	80,447	3,743,199
#*	W&T Offshore, Inc.	681,594	2,978,566
*	Weatherford International PLC	129,525	8,371,201
	World Fuel Services Corp.	300,150	7,095,546

TOTAL ENERGY			332,717,879

FINANCIALS — (16.6%)
	1st Source Corp.	198,015	8,253,265
#*	Acacia Research Corp.	166,789	642,138
#	ACNB Corp.	27,972	848,391
*	Affinity Bancshares, Inc.	1,853	27,350
	Alerus Financial Corp.	12,019	172,953
#	Amalgamated Financial Corp.	94,025	1,530,727
#	A-Mark Precious Metals, Inc.	125,454	4,491,253
*	Ambac Financial Group, Inc.	216,302	3,450,017
	Amerant Bancorp, Inc.	63,167	1,174,906
	American Equity Investment Life Holding Co.	179,866	6,932,036
#	American National Bankshares, Inc.	55,430	1,601,373
	Ameris Bancorp	187,133	6,268,955
	AMERISAFE, Inc.	147,059	8,183,833
	AmeriServ Financial, Inc.	129,505	376,860
#	Ames National Corp.	24,863	478,861
	Argo Group International Holdings Ltd.	72,579	2,134,548
#	Arrow Financial Corp.	153,769	3,319,873
*	AssetMark Financial Holdings, Inc.	92,368	2,833,850
	Associated Banc-Corp	433,681	7,732,532
#	Associated Capital Group, Inc., Class A	16,459	614,414
	Assured Guaranty Ltd.	18,508	997,026
	Atlantic American Corp.	7,131	15,617
#	Atlantic Union Bankshares Corp.	194,021	5,552,881
#*	Atlanticus Holdings Corp.	115,004	3,353,517
	Auburn National BanCorp, Inc.	12,735	280,807
*	Avantax, Inc.	277,010	7,027,744
*»	AvidXchange Holdings, Inc.	645,089	4,793,011
#*	Axos Financial, Inc.	277,383	11,281,167

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	B Riley Financial, Inc.	39,589	$1,247,053
	Banc of California, Inc.	272,665	3,094,748
#	BancFirst Corp.	237,248	18,953,743
*	Bancorp, Inc.	494,971	15,794,525
#	Bank First Corp.	1,424	97,387
#	Bank of Hawaii Corp.	79,802	3,864,811
	Bank of Marin Bancorp	75,364	1,328,667
	Bank of NT Butterfield & Son Ltd.	231,760	5,963,185
	Bank7 Corp.	4,265	102,275
	BankFinancial Corp.	70,881	586,540
	Bankwell Financial Group, Inc.	36,117	840,081
	Banner Corp.	263,148	13,136,348
	Bar Harbor Bankshares	90,644	2,247,971
#	BayCom Corp.	36,851	614,675
#	BCB Bancorp, Inc.	78,507	926,383
	Berkshire Hills Bancorp, Inc.	206,797	4,398,572
#	BGC Partners, Inc., Class A	851,965	3,859,401
#*	Blue Foundry Bancorp	55,660	535,449
	Blue Ridge Bankshares, Inc.	4,060	39,260
#	Bread Financial Holdings, Inc.	218,532	6,031,483
#*	Bridgewater Bancshares, Inc.	47,674	474,356
	Brightsphere Investment Group, Inc.	291,671	6,585,931
	Brookline Bancorp, Inc.	475,815	4,539,280
#*	BRP Group, Inc., Class A	31,503	793,561
	Business First Bancshares, Inc.	33,257	512,823
#	Byline Bancorp, Inc.	152,606	2,952,926
	C&F Financial Corp.	18,341	976,658
*	California BanCorp	755	13,333
*»	California First Leasing Corp.	33,262	517,224
#	Cambridge Bancorp	24,995	1,290,992
#	Camden National Corp.	122,100	3,901,095
*	Cannae Holdings, Inc.	95,146	1,735,463
*	Cantaloupe, Inc.	271,345	1,495,111
	Capital Bancorp, Inc.	12,381	208,620
	Capital City Bank Group, Inc.	87,789	2,674,053
#	Capitol Federal Financial, Inc.	602,238	3,733,876
	Capstar Financial Holdings, Inc.	87,197	1,166,696
*	Carter Bankshares, Inc.	24,999	321,237
*	Carver Bancorp, Inc.	5,791	26,060
	Cass Information Systems, Inc.	95,148	3,480,514
	Cathay General Bancorp	169,131	5,390,205
*»	CCUR Holdings, Inc.	11	36,300
	Central Pacific Financial Corp.	126,487	2,008,614
	Central Valley Community Bancorp	65,423	955,176
	Chemung Financial Corp.	12,247	491,717
#	Citizens & Northern Corp.	72,265	1,380,261
	Citizens Community Bancorp, Inc.	8,182	82,475
#	Citizens Holding Co.	7,830	100,537
#*	Citizens, Inc.	227,782	425,952
#	City Holding Co.	117,002	10,669,412
	Civista Bancshares, Inc.	74,382	1,180,442
	CNB Financial Corp.	90,970	1,706,597
#*	Coastal Financial Corp.	51,751	1,875,974
	Codorus Valley Bancorp, Inc.	46,964	923,312
#	Cohen & Steers, Inc.	37,815	2,271,169
	Colony Bankcorp, Inc.	12,955	127,995
#*	Columbia Financial, Inc.	318,107	5,337,835
	Community Financial Corp.	2,083	63,532
	Community Trust Bancorp, Inc.	157,372	5,666,966

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Community West Bancshares	24,371	$306,100
	ConnectOne Bancorp, Inc.	184,876	2,917,343
#*	Consumer Portfolio Services, Inc.	124,706	1,298,189
#	Crawford & Co., Class A	241,413	2,179,959
	Crawford & Co., Class B	128,246	1,045,205
#*	CrossFirst Bankshares, Inc.	106,800	1,071,204
*	Customers Bancorp, Inc.	155,785	3,402,344
#	CVB Financial Corp.	152,593	2,284,317
	Diamond Hill Investment Group, Inc.	15,714	2,547,554
	Dime Community Bancshares, Inc.	251,672	5,184,443
	Donegal Group, Inc., Class A	137,958	1,942,449
	Donegal Group, Inc., Class B	34,951	510,285
#*	Donnelley Financial Solutions, Inc.	155,898	6,742,588
	Eagle Bancorp Montana, Inc.	578	8,104
	Eagle Bancorp, Inc.	144,200	3,619,420
#*	eHealth, Inc.	88,096	528,576
	Employers Holdings, Inc.	226,428	8,964,285
#*	Encore Capital Group, Inc.	238,170	12,237,175
*	Enova International, Inc.	275,497	12,099,828
	Enterprise Bancorp, Inc.	58,029	1,673,556
	Enterprise Financial Services Corp.	216,927	9,275,799
#	Equity Bancshares, Inc., Class A	73,797	1,737,919
#	Esquire Financial Holdings, Inc.	22,334	863,432
	ESSA Bancorp, Inc.	60,516	973,702
	Evans Bancorp, Inc.	25,309	780,783
#	EVERTEC, Inc.	293,666	10,187,274
#*	EZCORP, Inc., Class A	454,423	3,912,582
#	Farmers & Merchants Bancorp, Inc.	1,090	24,852
	Farmers National Banc Corp.	193,801	2,265,534
	FB Financial Corp.	215,765	6,349,964
	Federal Agricultural Mortgage Corp., Class A	4,200	464,919
	Federal Agricultural Mortgage Corp., Class C	80,626	10,746,640
	Federated Hermes, Inc.	214,694	8,886,185
#	Fidelity D&D Bancorp, Inc.	657	28,442
	Financial Institutions, Inc.	109,160	1,908,117
*	Finwise Bancorp	1,870	15,802
#	First Bancorp	253,216	7,793,988
	First BanCorp	1,576,127	18,519,492
#	First Bancorp, Inc.	79,231	1,957,006
#	First Bancshares, Inc.	131,726	3,306,323
#	First Bank	88,864	862,869
	First Busey Corp.	256,727	4,667,297
	First Business Financial Services, Inc.	48,671	1,396,371
	First Capital, Inc.	350	8,474
#	First Commonwealth Financial Corp.	738,487	9,216,318
	First Community Bankshares, Inc.	103,189	2,415,654
#	First Community Corp.	23,267	493,958
	First Financial Bancorp	434,657	8,997,400
	First Financial Corp.	94,219	3,255,266
	First Financial Northwest, Inc.	62,754	762,461
	First Foundation, Inc.	240,729	1,514,185
#	First Hawaiian, Inc.	117,474	2,244,928
	First Internet Bancorp	43,608	641,474
	First Merchants Corp.	337,033	9,834,623
#	First Mid Bancshares, Inc.	74,899	1,974,338
	First Northwest Bancorp	48,907	603,512
	First of Long Island Corp.	103,528	1,211,278
#	First Savings Financial Group, Inc.	474	7,077
	First United Corp.	34,139	511,061

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	First Western Financial, Inc.	4,309	$76,528
#	Five Star Bancorp	7,950	169,017
	Flushing Financial Corp.	219,892	2,645,301
*	Flywire Corp.	65,530	1,911,510
#	Franklin Financial Services Corp.	1,044	30,297
	FS Bancorp, Inc.	42,693	1,276,948
	Fulton Financial Corp.	582,265	6,946,421
#*	FVCBankcorp, Inc.	9,971	95,821
*	Genworth Financial, Inc., Class A	2,085,115	12,114,518
#	German American Bancorp, Inc.	157,885	4,589,717
	Glen Burnie Bancorp	1,500	10,680
#*	GoHealth, Inc., Class A	2,046	17,800
#*	Goosehead Insurance, Inc., Class A	102,305	5,882,537
	Great Southern Bancorp, Inc.	121,894	6,201,967
*	Green Dot Corp., Class A	248,174	4,266,111
	Greenhill & Co., Inc.	39,689	281,792
#*	Greenlight Capital Re Ltd., Class A	115,317	1,127,800
#	Guaranty Bancshares, Inc.	29,890	720,648
	Hanmi Financial Corp.	247,168	3,994,235
#	HarborOne Bancorp, Inc.	245,137	2,635,223
	Hawthorn Bancshares, Inc.	16,524	365,511
#	HBT Financial, Inc.	68,828	1,214,126
#	HCI Group, Inc.	100,407	5,086,619
	Heartland Financial USA, Inc.	197,309	6,424,381
	Heritage Commerce Corp.	282,112	2,397,952
	Heritage Financial Corp.	181,340	3,193,397
*	Heritage Global, Inc.	23,956	69,233
	Heritage Insurance Holdings, Inc.	15,094	48,754
#	Hingham Institution For Savings	14,873	2,893,691
	HMN Financial, Inc.	34,270	620,972
	Home Bancorp, Inc.	39,086	1,224,564
	HomeStreet, Inc.	137,443	1,341,444
#	HomeTrust Bancshares, Inc.	64,228	1,340,438
	Hope Bancorp, Inc.	667,272	6,072,175
	Horace Mann Educators Corp.	306,765	9,595,609
	Horizon Bancorp, Inc.	204,624	2,154,691
#*	I3 Verticals, Inc., Class A	131,572	3,059,049
	Independent Bank Corp.	36,319	2,033,864
	Independent Bank Corp.	83,635	1,490,376
	Independent Bank Group, Inc.	180,209	6,556,003
	International Bancshares Corp.	183,982	7,850,512
*	International Money Express, Inc.	250,412	6,455,621
	Investar Holding Corp.	8,289	111,238
	Investors Title Co.	20,940	3,115,453
	Jackson Financial, Inc., Class A	6,355	228,844
	James River Group Holdings Ltd.	152,739	2,973,828
	Kearny Financial Corp.	565,189	4,402,822
	Kemper Corp.	9,423	458,429
#	Kentucky First Federal Bancorp	40,640	247,904
	Kingstone Cos., Inc.	37,196	47,983
#	Lake Shore Bancorp, Inc.	4,212	45,532
	Lakeland Bancorp, Inc.	441,948	6,337,534
#	Lakeland Financial Corp.	183,511	9,298,502
	Landmark Bancorp, Inc.	24,599	498,130
	LCNB Corp.	36,303	555,436
*	LendingClub Corp.	85,149	611,370
#*	LendingTree, Inc.	52,111	1,241,805
	Limestone Bancorp, Inc.	9,401	220,171
#	Live Oak Bancshares, Inc.	193,108	4,549,624

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Luther Burbank Corp.	86,816	$784,817
	Macatawa Bank Corp.	230,816	2,158,130
	Magyar Bancorp, Inc.	23,997	246,929
*	Maiden Holdings Ltd.	524,535	1,153,977
	MainStreet Bancshares, Inc.	5,019	107,858
*	Malvern Bancorp, Inc.	16,521	240,546
*	MBIA, Inc.	125,695	1,264,492
	Mercantile Bank Corp.	86,413	2,424,749
#	Merchants Bancorp	119,516	2,772,771
	Mercury General Corp.	180,685	5,494,631
	Meridian Corp.	2,922	27,321
#	Metrocity Bankshares, Inc.	37,621	615,103
#*	Metropolitan Bank Holding Corp.	11,163	358,221
	Mid Penn Bancorp, Inc.	29,341	663,693
	Middlefield Banc Corp.	1,832	49,812
	Midland States Bancorp, Inc.	99,541	1,990,820
	MidWestOne Financial Group, Inc.	75,748	1,567,984
#*	MoneyGram International, Inc.	223,425	2,269,998
*	Mr Cooper Group, Inc.	246,861	11,429,664
#	MVB Financial Corp.	17,026	310,725
	National Bank Holdings Corp., Class A	248,513	7,902,713
	National Bankshares, Inc.	4,337	131,021
#	National Western Life Group, Inc., Class A	16,646	4,244,397
#	Navient Corp.	470,913	7,788,901
#	NBT Bancorp, Inc.	322,073	10,383,634
	Nelnet, Inc., Class A	59,790	5,757,777
#*	NerdWallet, Inc., Class A	47,198	640,477
*	NI Holdings, Inc.	29,297	395,217
*	Nicholas Financial, Inc.	57,620	283,490
#*	Nicolet Bankshares, Inc.	65,165	3,734,606
*	NMI Holdings, Inc., Class A	581,320	13,602,888
#	Northeast Bank.	42,137	1,552,748
	Northfield Bancorp, Inc.	344,299	3,587,596
	Northrim BanCorp, Inc.	50,162	1,733,097
#	Northwest Bancshares, Inc.	683,858	7,994,300
	Norwood Financial Corp.	21,923	589,290
	Oak Valley Bancorp	7,182	185,224
	OceanFirst Financial Corp.	290,020	4,640,320
#*	Ocwen Financial Corp.	29,679	854,755
	OFG Bancorp	404,726	10,348,844
#	Ohio Valley Banc Corp.	18,090	416,070
#	Old Second Bancorp, Inc.	108,700	1,335,923
	OP Bancorp	7,797	70,875
*	Open Lending Corp., Class A	258,487	1,817,164
#	Oppenheimer Holdings, Inc., Class A	57,747	2,159,160
*	OptimumBank Holdings, Inc.	3,264	9,792
	Orange County Bancorp, Inc.	275	9,985
#	Origin Bancorp, Inc.	103,564	3,047,889
	Orrstown Financial Services, Inc.	41,317	792,047
*	Oscar Health, Inc., Class A	281,113	1,891,890
*	Oxbridge Re Holdings Ltd.	3,300	3,894
	Pacific Premier Bancorp, Inc.	327,755	7,289,271
#*	Palomar Holdings, Inc.	71,749	3,606,105
#	Park National Corp.	80,239	8,691,488
	Parke Bancorp, Inc.	33,509	576,020
	Pathfinder Bancorp, Inc.	100	1,531
#	Pathward Financial, Inc.	287,658	12,809,411
*	Paymentus Holdings, Inc., Class A	7,205	59,297
*	Paysafe Ltd.	101,698	1,460,383

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	PCB Bancorp	17,360	$239,915
	Peapack-Gladstone Financial Corp.	134,290	3,566,742
#	Penns Woods Bancorp, Inc.	54,091	1,259,779
#	PennyMac Financial Services, Inc.	133,589	8,347,977
	Peoples Bancorp of North Carolina, Inc.	27,160	762,653
#	Peoples Bancorp, Inc.	149,197	3,888,074
#	Peoples Financial Services Corp.	7,078	285,597
#*	Pioneer Bancorp, Inc.	6,908	60,929
	Piper Sandler Cos	134,207	18,176,996
	PJT Partners, Inc., Class A	57,749	3,971,399
#	Plumas Bancorp	3,021	115,735
#*	Ponce Financial Group, Inc.	14,694	109,764
*	PRA Group, Inc.	336,231	12,195,098
	Preferred Bank.	128,788	6,192,127
	Premier Financial Corp.	203,236	3,375,750
	Primis Financial Corp.	85,542	757,047
#	Princeton Bancorp, Inc.	400	11,468
	ProAssurance Corp.	191,681	3,442,591
#*	PROG Holdings, Inc.	234,428	7,086,758
	Provident Financial Holdings, Inc.	68,250	930,930
#	Provident Financial Services, Inc.	349,767	6,113,927
	QCR Holdings, Inc.	106,826	4,422,596
	RBB Bancorp	37,051	460,914
	Red River Bancshares, Inc.	2,303	105,938
	Regional Management Corp.	77,644	2,077,753
*	Remitly Global, Inc.	11,045	185,556
	Renasant Corp.	345,294	9,709,667
#*	Repay Holdings Corp.	155,974	977,957
	Republic Bancorp, Inc., Class A	172,853	6,793,123
#*	Republic First Bancorp, Inc.	34,431	42,350
	Riverview Bancorp, Inc.	99,818	511,567
	S&T Bancorp, Inc.	246,460	6,785,044
#*	Safeguard Scientifics, Inc.	66,747	121,480
	Safety Insurance Group, Inc.	116,851	8,540,640
#	Salisbury Bancorp, Inc.	18,230	418,196
	Sandy Spring Bancorp, Inc.	208,122	4,678,583
	SB Financial Group, Inc.	8,523	121,027
	Seacoast Banking Corp. of Florida	349,893	7,764,126
*	Security National Financial Corp., Class A	61,175	458,201
	Shore Bancshares, Inc.	62,195	825,950
	Sierra Bancorp	59,653	977,713
	Silvercrest Asset Management Group, Inc., Class A	22,778	426,632
#	Simmons First National Corp., Class A	270,952	4,527,608
#*	SiriusPoint Ltd.	528,322	4,591,118
	SmartFinancial, Inc.	63,539	1,368,630
#	Sound Financial Bancorp, Inc.	300	11,241
	South Plains Financial, Inc.	20,685	424,663
#*	Southern First Bancshares, Inc.	38,074	1,050,081
	Southern Missouri Bancorp, Inc.	43,698	1,585,363
	Southern States Bancshares, Inc.	4,141	93,669
#	Southside Bancshares, Inc.	254,034	8,060,499
	Stellar Bancorp, Inc.	241,864	5,548,360
#*	Sterling Bancorp, Inc.	61,930	335,661
#	Stewart Information Services Corp.	200,788	8,362,820
	Stock Yards Bancorp, Inc.	194,594	9,457,268
*	StoneX Group, Inc.	151,167	14,824,948
	Summit Financial Group, Inc.	53,127	1,032,258
	Summit State Bank	2,285	34,572
	Territorial Bancorp, Inc.	42,303	708,575

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Texas Capital Bancshares, Inc.	74,296	$3,733,374
*	Third Coast Bancshares, Inc.	7,137	99,490
	Timberland Bancorp, Inc.	70,916	1,826,087
	Tiptree, Inc.	258,075	3,553,693
#	Tompkins Financial Corp.	110,044	6,450,779
#	Towne Bank	308,465	7,307,536
	TriCo Bancshares	226,614	8,115,047
#	Trinity Capital, Inc.	5,269	64,071
#*	Triumph Financial, Inc.	200,880	10,437,725
	TrustCo Bank Corp. NY	88,339	2,636,036
	Trustmark Corp.	283,473	6,772,170
#	U.S. Global Investors, Inc., Class A	18,287	49,741
#*	Unico American Corp.	95,372	98,233
#	Union Bankshares, Inc.	14,917	328,622
#	United Bancorp, Inc.	2,991	37,537
	United Bancshares, Inc.	7,872	157,440
#	United Community Banks, Inc.	87,549	2,179,970
	United Fire Group, Inc.	180,861	4,865,161
#	United Insurance Holdings Corp.	6,743	27,849
	United Security Bancshares	39,842	239,849
	Unity Bancorp, Inc.	56,000	1,296,400
	Universal Insurance Holdings, Inc.	295,542	4,557,258
	Univest Financial Corp.	176,821	3,557,639
*	USCB Financial Holdings, Inc.	4,473	42,583
	Value Line, Inc.	60,258	2,759,816
	Veritex Holdings, Inc.	148,796	2,560,779
	Victory Capital Holdings, Inc., Class A	255,019	7,788,280
#	Virginia National Bankshares Corp.	4,265	139,593
#	Virtus Investment Partners, Inc.	58,936	10,738,729
#	Walker & Dunlop, Inc.	141,082	9,496,229
#	Washington Federal, Inc.	301,903	8,465,360
#	Washington Trust Bancorp, Inc.	141,928	3,989,596
	Waterstone Financial, Inc.	175,144	2,425,744
	WesBanco, Inc.	383,033	10,196,338
#	West BanCorp, Inc.	97,229	1,675,256
	Westamerica BanCorp	124,968	5,062,454
	Western New England Bancorp, Inc.	177,531	1,201,885
	Westwood Holdings Group, Inc.	8,102	99,412
	White Mountains Insurance Group Ltd.	4,310	6,172,523
#	WisdomTree, Inc.	648,981	4,049,641
#*	World Acceptance Corp.	63,898	6,447,308
	WSFS Financial Corp.	449,053	15,793,194
	WVS Financial Corp.	10,626	132,825

TOTAL FINANCIALS			1,164,010,009

HEALTH CARE — (11.4%)
#*	4D Molecular Therapeutics, Inc.	82,740	1,490,147
#*	89bio, Inc.	32,393	517,640
*	Abeona Therapeutics, Inc.	1,795	5,511
*	AC Immune SA	10,530	20,428
#*	Accolade, Inc.	321,902	4,355,334
#*	Accuray, Inc.	402,927	1,345,776
#††	Achillion Pharmaceuticals, Inc.	895,529	241,793
#*	Aclaris Therapeutics, Inc.	3,356	29,835
#*	Actinium Pharmaceuticals, Inc.	53,972	474,954
*	Acumen Pharmaceuticals, Inc.	16,045	61,934
#*	Adaptive Biotechnologies Corp.	680,088	4,855,828
#*	Addus HomeCare Corp.	116,046	9,485,600
#*	Adicet Bio, Inc.	13,703	80,026

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#††	Aduro Biotech, Inc.	3,260	$7,987
*	Aerovate Therapeutics, Inc.	1,554	32,587
#*	Agiliti, Inc.	135,135	2,259,457
#*	Agios Pharmaceuticals, Inc.	236,050	5,398,463
#*	Akero Therapeutics, Inc.	11,066	495,093
»	Albireo Pharma, Inc.	44,018	94,639
#*	Aldeyra Therapeutics, Inc.	247,718	2,360,753
*	Alector, Inc.	9,533	62,918
#*	Allakos, Inc.	128,056	544,238
#*	Allogene Therapeutics, Inc.	69,050	374,941
#*	Allovir, Inc.	81,202	279,335
#*	Alpine Immune Sciences, Inc.	21,137	158,316
#*	Altimmune, Inc.	96,876	489,224
*»	Amedisys, Inc.	7,742	621,683
*	American Shared Hospital Services	5,689	15,815
#*	American Well Corp., Class A	236,747	518,476
#*	Amphastar Pharmaceuticals, Inc.	363,850	13,014,914
#*	AnaptysBio, Inc.	130,015	2,706,912
*	AngioDynamics, Inc.	197,442	1,642,717
#*	ANI Pharmaceuticals, Inc.	78,593	2,964,528
*	Anika Therapeutics, Inc.	130,184	3,340,521
#*	Annovis Bio, Inc.	8,428	122,796
#*	Apollo Medical Holdings, Inc.	106,047	3,763,608
#*	Apyx Medical Corp.	21,396	72,746
#*	ARCA biopharma, Inc.	32,400	64,800
#*	Arcturus Therapeutics Holdings, Inc.	122,352	3,257,010
#*	Arcus Biosciences, Inc.	265,074	4,731,571
#*	Arcutis Biotherapeutics, Inc.	87,421	1,209,907
#*	ARS Pharmaceuticals, Inc.	44,286	287,859
#*	Artivion, Inc.	288,919	4,007,307
*	Arvinas, Inc.	121,752	3,191,120
*	Atara Biotherapeutics, Inc.	216,909	587,823
#*	Atea Pharmaceuticals, Inc.	54,751	179,036
#*	Athira Pharma, Inc.	4,819	13,445
*	AtriCure, Inc.	240,280	10,569,917
#	Atrion Corp.	13,689	8,422,842
*	Avanos Medical, Inc.	227,855	6,730,837
#*	Avid Bioservices, Inc.	308,502	5,568,461
#*	Avidity Biosciences, Inc.	360,539	4,470,684
*	Avita Medical, Inc.	18,761	291,171
*	Axogen, Inc.	165,326	1,491,241
#*	Axonics, Inc.	59,895	3,441,567
#*	BioLife Solutions, Inc.	155,063	2,722,906
#*	Biomea Fusion, Inc.	20,772	612,151
#*	Bluebird Bio, Inc.	83,706	364,121
#*	Blueprint Medicines Corp.	43,436	2,217,408
#*	Brookdale Senior Living, Inc.	667,623	2,864,103
#*	Cabaletta Bio, Inc.	11,728	121,737
#*	Capricor Therapeutics, Inc.	6,494	25,262
#*	Cara Therapeutics, Inc.	152,891	642,142
#*	CareCloud, Inc.	12,983	42,454
#*	CareDx, Inc.	18,070	146,186
*	Caribou Biosciences, Inc.	16,885	72,606
*	Castle Biosciences, Inc.	58,442	1,322,542
#*	Catalyst Pharmaceuticals, Inc.	729,890	11,619,849
#*	Celcuity, Inc.	7,153	73,461
*	Celldex Therapeutics, Inc.	90,611	2,848,810
#*	Certara, Inc.	58,958	1,425,015
#*	Champions Oncology, Inc.	13,732	67,561

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Chinook Therapeutics, Inc.	384,400	$7,691,844
*	Cogent Biosciences, Inc.	163,691	1,761,315
#*	Collegium Pharmaceutical, Inc.	232,091	5,400,758
*	Community Health Systems, Inc.	563,882	3,575,012
*	Computer Programs & Systems, Inc.	98,433	2,547,446
#	CONMED Corp.	93,451	11,734,642
#*	Corcept Therapeutics, Inc.	464,405	10,463,045
*	CorVel Corp.	172,288	34,807,345
#*	Crinetics Pharmaceuticals, Inc.	40,547	792,288
#*	Cross Country Healthcare, Inc.	296,441	6,515,773
#*	CryoPort, Inc.	67,905	1,428,721
#*	Cue Biopharma, Inc.	40,464	175,209
#*	Cullinan Oncology, Inc.	70,301	684,029
*	Cumberland Pharmaceuticals, Inc.	66,384	113,517
#*††	Curative Health Services, Inc.	113,000	0
#*	Cymabay Therapeutics, Inc.	320,927	3,453,175
#*	Day One Biopharmaceuticals, Inc.	161,617	2,004,051
*	Deciphera Pharmaceuticals, Inc.	351,968	5,001,465
#*	Definitive Healthcare Corp.	56,849	608,284
#*	Dynavax Technologies Corp.	599,162	6,237,276
*	Dyne Therapeutics, Inc.	226,654	2,348,135
*	Eagle Pharmaceuticals, Inc.	54,850	1,540,188
#*	Edgewise Therapeutics, Inc.	6,004	52,655
#*	Editas Medicine, Inc.	205,383	1,675,925
#*	Eiger BioPharmaceuticals, Inc.	77,975	80,314
#*	Electromed, Inc.	48,929	535,773
#	Embecta Corp.	262,929	7,296,280
#*	Emergent BioSolutions, Inc.	49,675	438,630
*	Enanta Pharmaceuticals, Inc.	96,984	3,447,781
*	Enhabit, Inc.	118,032	1,445,892
*	Enovis Corp.	123,499	7,193,817
#*	Enzo Biochem, Inc.	265,321	671,262
*	Eterna Therapeutics, Inc.	5,904	16,826
*	Evolent Health, Inc., Class A	323,342	11,772,882
*	FibroGen, Inc.	1,050	17,976
#*	Figs, Inc., Class A	536,568	3,863,290
*	FONAR Corp.	54,951	866,852
#*	Fulgent Genetics, Inc.	91,489	2,705,330
#*	Generation Bio Co.	102,028	501,978
*	Glaukos Corp.	180,463	8,573,797
*	GoodRx Holdings, Inc., Class A	22,064	103,039
#*	Gritstone bio, Inc.	37,460	89,155
#*	Harmony Biosciences Holdings, Inc.	159,958	5,157,046
#*	Harrow Health, Inc.	152,325	3,843,160
#*	Harvard Bioscience, Inc.	223,941	1,280,943
*	Health Catalyst, Inc.	172,414	2,172,416
	HealthStream, Inc.	263,522	6,493,182
#*	Heska Corp.	48,175	5,644,183
*	Ideaya Biosciences, Inc.	238,664	4,358,005
#*	IGM Biosciences, Inc.	28,292	306,402
*	Ikena Oncology, Inc.	11,383	62,379
#*	ImmunoGen, Inc.	159,604	860,266
#*	Immunome, Inc.	4,456	21,389
*	Immunovant, Inc.	104,736	1,690,439
*	InfuSystem Holdings, Inc.	70,613	661,644
#*	Inmune Bio, Inc.	5,679	41,173
#*	Innoviva, Inc.	402,219	4,718,029
*	Inogen, Inc.	60,186	801,076
*	Integer Holdings Corp.	153,874	12,671,524

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Iovance Biotherapeutics, Inc.	376,900	$2,125,716
	iRadimed Corp.	51,711	2,152,729
#*	IRIDEX Corp.	37,623	85,780
#*	Ironwood Pharmaceuticals, Inc.	1,021,012	10,628,735
*	iTeos Therapeutics, Inc.	44,206	607,390
*	IVERIC bio, Inc.	335,285	11,027,524
#*	Janux Therapeutics, Inc.	2,981	45,669
#*	Joint Corp.	65,949	1,041,335
#*	KalVista Pharmaceuticals, Inc.	25,332	216,082
*	Kewaunee Scientific Corp.	26,379	410,193
#*	Kiniksa Pharmaceuticals Ltd., Class A	83,367	896,195
#*	Kodiak Sciences, Inc.	96,285	421,728
#*	KORU Medical Systems, Inc.	3,700	16,539
#*	Krystal Biotech, Inc.	144,924	12,173,616
#*	Kura Oncology, Inc.	317,787	3,095,245
#*	Kymera Therapeutics, Inc.	277,599	8,755,472
*	Larimar Therapeutics, Inc.	85,070	402,381
#	LeMaitre Vascular, Inc.	171,467	9,259,218
*	LENSAR, Inc.	81,309	232,544
#*	Lexicon Pharmaceuticals, Inc.	192,803	460,799
#*	LifeStance Health Group, Inc.	36,959	301,216
#*	Ligand Pharmaceuticals, Inc.	92,176	7,037,638
#*	Liquidia Corp.	20,267	135,992
#*	Lisata Therapeutics, Inc.	1,588	5,177
#*	LivaNova PLC	114,267	5,473,389
#*	MacroGenics, Inc.	275,314	1,896,913
#*	MeiraGTx Holdings PLC	47,111	252,044
#*	Merrimack Pharmaceuticals, Inc.	148,849	1,847,216
*	Mersana Therapeutics, Inc.	63,616	278,638
#	Mesa Laboratories, Inc.	19,708	3,281,579
*	Microbot Medical, Inc.	23,220	34,598
*	Milestone Pharmaceuticals, Inc.	44,769	162,511
#*	ModivCare, Inc.	115,462	7,343,383
*	Monte Rosa Therapeutics, Inc.	13,597	61,730
#*	Morphic Holding, Inc.	78,769	3,722,623
*	Myriad Genetics, Inc.	378,664	8,061,757
	National HealthCare Corp.	107,117	6,203,145
	National Research Corp.	222,620	9,690,649
#*	NeoGenomics, Inc.	534,798	7,818,747
*	Neuronetics, Inc.	24,589	56,309
#*	Nevro Corp.	108,406	3,173,044
*	Nexgel, Inc.	198	309
#*	NextGen Healthcare, Inc.	468,330	7,839,844
#*	Nurix Therapeutics, Inc.	142,799	1,375,154
*	NuVasive, Inc.	255,664	11,003,779
*	Olema Pharmaceuticals, Inc.	255,760	1,225,090
*	OmniAb, Inc.	431,689	1,502,278
*»	OmniAb, Inc.	35,754	0
*»	OmniAb, Inc.	35,754	0
»	Opiant Pharmaceuticals, Inc.	15,320	9,958
#*	OPKO Health, Inc.	710,011	1,043,716
*	OptimizeRx Corp.	78,286	1,176,639
*	OraSure Technologies, Inc.	362,037	2,461,852
#*	ORIC Pharmaceuticals, Inc.	4,496	23,244
*	Orthofix Medical, Inc.	159,556	3,004,439
#*	OrthoPediatrics Corp.	107,054	5,399,804
#*	Outset Medical, Inc.	118,351	2,129,134
#*	Ovid therapeutics, Inc.	4,311	15,433
#*	Owens & Minor, Inc.	354,198	5,504,237

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Pacific Biosciences of California, Inc.	816,057	$8,650,204
*	Pacira BioSciences, Inc.	185,175	8,390,279
	Patterson Cos., Inc.	458,801	12,438,095
#*††	PDL BioPharma, Inc.	616,320	993,854
#*	PDS Biotechnology Corp.	14,335	87,157
*	Pediatrix Medical Group, Inc.	388,767	5,571,031
*	Pennant Group, Inc.	236,375	3,278,521
#*	PetIQ, Inc.	111,586	1,315,599
#	Phibro Animal Health Corp., Class A	95,345	1,483,568
*	Phreesia, Inc.	151,068	4,779,792
*	Pliant Therapeutics, Inc.	50,165	1,417,161
#*	Poseida Therapeutics, Inc.	230,459	608,412
#*	Prelude Therapeutics, Inc.	2,935	18,960
*	Prestige Consumer Healthcare, Inc.	285,192	17,547,864
*	Pro-Dex, Inc.	376	5,978
††	Progenic Pharmaceuticals, Inc.	86,844	99,871
#	ProPhase Labs, Inc.	2,990	22,425
*	Protagonist Therapeutics, Inc.	242,459	5,479,573
#*	Prothena Corp. PLC	219,747	11,563,087
#	Psychemedics Corp.	3,770	20,547
#*	Pulmonx Corp.	40,770	479,047
*	Puma Biotechnology, Inc.	11,427	30,624
#*	Pyxis Oncology, Inc.	4,999	14,747
*	Quanterix Corp.	97,489	1,232,261
*	RadNet, Inc.	388,934	10,757,914
#*	Rain Oncology, Inc.	12,090	84,993
#*	RAPT Therapeutics, Inc.	96,719	1,760,286
#*	Recursion Pharmaceuticals, Inc., Class A	169,025	806,249
*	REGENXBIO, Inc.	193,715	3,750,322
#*	Relay Therapeutics, Inc.	220,189	2,503,549
#*	Reneo Pharmaceuticals, Inc.	8,774	89,670
*	Replimune Group, Inc.	291,876	4,883,085
#*	REVOLUTION Medicines, Inc.	454,218	10,669,581
*	Rhythm Pharmaceuticals, Inc.	9,548	192,583
*	Rocket Pharmaceuticals, Inc.	334,219	5,989,204
*	RxSight, Inc.	18,095	323,901
*	Sage Therapeutics, Inc.	260,206	12,711,063
#*	Sangamo Therapeutics, Inc.	200,451	294,663
#*	Savara, Inc.	57,676	108,431
#*	Scholar Rock Holding Corp.	41,083	262,931
#*	Schrodinger, Inc.	299,226	8,833,152
#*	scPharmaceuticals, Inc.	24,981	246,313
*	Seer, Inc.	15,579	52,034
#	Select Medical Holdings Corp.	143,174	4,366,807
#*	Semler Scientific, Inc.	6,748	189,484
#*	SI-BONE, Inc.	93,710	2,070,991
#	SIGA Technologies, Inc.	219,490	1,279,627
#*	Sight Sciences, Inc.	54,634	528,311
#	Simulations Plus, Inc.	92,853	3,876,613
*	Soleno Therapeutics, Inc.	4,472	15,071
*	Solid Biosciences, Inc.	6,277	30,632
#*	Sonida Senior Living, Inc.	179	1,337
#*	SpringWorks Therapeutics, Inc.	284,480	6,651,142
#*	STAAR Surgical Co.	7,581	534,233
#*	Stoke Therapeutics, Inc.	8,027	71,360
††	Strongbridge Biopharma PLC	9,014	2,737
*	Supernus Pharmaceuticals, Inc.	314,990	11,610,531
*	Surmodics, Inc.	102,330	2,357,683
*	Sutro Biopharma, Inc.	192,946	821,950

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Syndax Pharmaceuticals, Inc.	337,718	$6,940,105
#*	Tactile Systems Technology, Inc.	87,440	1,594,031
#*	Taro Pharmaceutical Industries Ltd.	44,903	1,131,556
#*	Tarsus Pharmaceuticals, Inc.	65,604	978,812
#*	TCR2 Therapeutics, Inc.	15,055	26,572
#*	Tenaya Therapeutics, Inc.	2,827	15,026
#*	Terns Pharmaceuticals, Inc.	81,675	1,065,859
*	TransMedics Group, Inc.	57,360	4,537,176
*	Tyra Biosciences, Inc.	2,087	29,573
*††	U.S. Diagnostic, Inc.	3	0
#	U.S. Physical Therapy, Inc.	94,167	10,025,019
*	UFP Technologies, Inc.	44,298	6,106,036
	Utah Medical Products, Inc.	46,317	4,392,704
*	Vanda Pharmaceuticals, Inc.	35,549	218,271
#*	Varex Imaging Corp.	187,272	3,322,205
*	Vaxcyte, Inc.	92,952	3,981,134
*	Veracyte, Inc.	317,878	7,196,758
*	Veradigm, Inc.	1,011,644	12,635,434
#*	Vericel Corp.	198,353	6,250,103
#*	Verrica Pharmaceuticals, Inc.	5,321	32,831
#*	ViewRay, Inc.	214,886	253,565
*	Viking Therapeutics, Inc.	12,327	262,688
*	Viracta Therapeutics, Inc.	22,066	28,465
*	Viridian Therapeutics, Inc.	4,227	118,483
#*	Voyager Therapeutics, Inc.	32,833	238,039
#*	XBiotech, Inc.	15,235	52,408
#*	Xencor, Inc.	278,744	7,369,991
#*	XOMA Corp.	7,845	144,270
#*	Zentalis Pharmaceuticals, Inc.	53,308	1,174,375
#*	Zevra Therapeutics, Inc.	4,679	25,267
#*	Zymeworks, Inc.	24,890	209,076

TOTAL HEALTH CARE			800,249,633

INDUSTRIALS — (17.2%)
#*	3D Systems Corp.	592,781	5,429,874
#	AAON, Inc.	181,845	17,820,810
*	AAR Corp.	264,917	13,982,319
#	ABM Industries, Inc.	178,836	7,614,837
	ACCO Brands Corp.	492,021	2,253,456
	Acme United Corp.	32,984	864,181
#*	ACV Auctions, Inc., Class A	479,361	6,246,074
*	Aerojet Rocketdyne Holdings, Inc.	2,093	118,066
*	AeroVironment, Inc.	151,819	15,286,655
#*	AerSale Corp.	69,842	1,130,044
*	Air Transport Services Group, Inc.	436,117	8,857,536
	Alamo Group, Inc.	91,149	16,108,763
	Albany International Corp., Class A	178,866	16,314,368
*	Allegiant Travel Co.	73,634	7,651,309
	Allied Motion Technologies, Inc.	107,019	3,683,594
#	Alta Equipment Group, Inc.	113,749	1,608,411
#*	Ameresco, Inc., Class A	155,020	6,448,832
#*	American Superconductor Corp.	68,056	275,627
*	American Woodmark Corp.	129,866	6,560,830
	Apogee Enterprises, Inc.	197,436	8,402,876
	ARC Document Solutions, Inc.	18,766	57,049
#	ArcBest Corp.	191,857	18,111,301
	Arcosa, Inc.	74,111	5,005,457
	Argan, Inc.	120,680	4,854,956
	Astec Industries, Inc.	173,758	7,172,730

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Astronics Corp.	132,624	$1,954,878
#*	Astronics Corp., Class B	36,903	764,077
*	Asure Software, Inc.	21,321	284,422
*	AZEK Co., Inc.	129,362	3,510,885
	AZZ, Inc.	55,761	2,103,863
	Barnes Group, Inc.	211,835	8,903,425
	Barrett Business Services, Inc.	40,155	3,357,360
#*	Beacon Roofing Supply, Inc.	84,250	5,070,165
	BGSF, Inc.	28,240	271,951
#*	Blue Bird Corp.	7,371	137,838
*	BlueLinx Holdings, Inc.	43,609	3,055,247
	Boise Cascade Co.	282,825	19,319,776
#*	Bowman Consulting Group Ltd.	16,067	478,797
	Brady Corp., Class A	92,892	4,740,279
	Brink’s Co.	22,152	1,392,253
#*	Broadwind, Inc.	7,587	37,632
	Cadre Holdings, Inc.	21,766	458,392
*	CBIZ, Inc.	406,188	21,402,046
*	CECO Environmental Corp.	251,431	2,919,114
	Chicago Rivet & Machine Co.	17,700	531,000
#*	Cimpress PLC	80,230	4,167,948
*	CIRCOR International, Inc.	96,604	2,689,455
#*	Civeo Corp.	20,784	400,092
	Columbus McKinnon Corp.	162,185	5,629,441
	Comfort Systems USA, Inc.	128,595	19,223,667
*	Commercial Vehicle Group, Inc.	123,112	902,411
#††	Communications Systems, Inc.	22,311	68,049
	CompX International, Inc.	22,380	405,078
*	Concrete Pumping Holdings, Inc.	125,358	871,238
*	Conduent, Inc.	599,173	2,103,097
*	Construction Partners, Inc., Class A	184,697	4,791,040
#	Copa Holdings SA, Class A	59,565	5,379,911
#	Costamare, Inc.	724,227	6,539,770
	Covenant Logistics Group, Inc.	67,340	2,652,523
	CRA International, Inc.	82,906	8,716,737
	CSG Systems International, Inc.	226,031	11,907,313
	CSW Industrials, Inc.	67,432	9,081,067
*	Daseke, Inc.	239,178	1,956,476
#	Deluxe Corp.	139,455	2,112,743
#*	Distribution Solutions Group, Inc.	61,960	2,892,293
*	DLH Holdings Corp.	32,322	315,786
	Douglas Dynamics, Inc.	198,169	5,808,333
*	Ducommun, Inc.	98,591	4,929,550
*	DXP Enterprises, Inc.	106,385	2,680,902
#*	Dycom Industries, Inc.	57,354	5,312,127
#	Eagle Bulk Shipping, Inc.	63,655	2,846,652
	Eastern Co.	56,600	1,004,650
#	Encore Wire Corp.	95,610	14,946,711
#*	Energy Recovery, Inc.	294,384	6,632,472
#	Enerpac Tool Group Corp.	274,712	6,527,157
	EnerSys	32,693	2,712,538
	Eneti, Inc.	132,700	1,137,239
	Ennis, Inc.	219,027	4,255,695
	EnPro Industries, Inc.	125,591	11,839,464
	ESCO Technologies, Inc.	174,924	16,367,639
	Espey Mfg. & Electronics Corp.	35,187	778,410
#*	EVI Industries, Inc.	35,070	698,945
	Federal Signal Corp.	327,771	16,840,874
#*	First Advantage Corp.	146,971	1,890,047

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	Forrester Research, Inc.	192,371	$5,951,959
	Forward Air Corp.	191,213	20,174,884
#*	Franklin Covey Co.	148,131	5,439,370
#*	Frontier Group Holdings, Inc.	80,876	767,513
#*	FuelCell Energy, Inc.	571,379	1,074,193
*	Gates Industrial Corp. PLC	26,685	359,447
#	Genco Shipping & Trading Ltd.	180,372	2,779,533
*	Gencor Industries, Inc.	55,104	727,373
*	Gibraltar Industries, Inc.	212,636	10,640,305
	Global Industrial Co.	297,670	7,932,905
*	GMS, Inc.	223,238	12,961,198
	Gorman-Rupp Co.	234,749	5,763,088
#	GrafTech International Ltd.	821,517	3,869,345
#*	Graham Corp.	86,246	1,109,986
#	Granite Construction, Inc.	297,076	11,327,508
#*	Great Lakes Dredge & Dock Corp.	308,009	1,764,892
#	Greenbrier Cos., Inc.	230,037	6,084,479
	Griffon Corp.	417,724	11,884,248
	H&E Equipment Services, Inc.	280,843	10,250,769
*	Harsco Corp.	273,450	1,878,601
#*	Hawaiian Holdings, Inc.	86,119	717,371
#*	Hayward Holdings, Inc.	24,552	295,606
	Healthcare Services Group, Inc.	328,491	5,127,745
#	Heartland Express, Inc.	254,567	3,686,130
	Heidrick & Struggles International, Inc.	149,469	3,753,167
	Helios Technologies, Inc.	244,713	14,717,040
	Herc Holdings, Inc.	55,465	5,547,609
*	Heritage-Crystal Clean, Inc.	112,881	3,946,320
	Hillenbrand, Inc.	89,764	4,095,034
	HireQuest, Inc.	878	18,350
#	HNI Corp.	185,567	4,821,031
*	Hub Group, Inc., Class A	196,714	14,832,236
*	Hudson Global, Inc.	4,143	90,110
*	Hudson Technologies, Inc.	173,327	1,339,818
#	Hurco Cos., Inc.	54,761	1,228,289
*	Huron Consulting Group, Inc.	170,273	14,437,448
	Hyster-Yale Materials Handling, Inc.	96,179	5,064,786
*	IBEX Holdings Ltd.	62,416	1,277,656
	ICF International, Inc.	129,423	14,754,222
*	IES Holdings, Inc.	156,480	6,758,371
#*	Innodata, Inc.	45,069	298,357
#*	Innovative Solutions & Support, Inc.	137,613	887,604
#	Insteel Industries, Inc.	156,860	4,318,356
	Interface, Inc.	296,857	2,327,359
*	Janus International Group, Inc.	289,414	2,604,726
*	JELD-WEN Holding, Inc.	265,608	3,394,470
*	JetBlue Airways Corp.	98,835	705,682
	Kadant, Inc.	84,503	15,703,192
	Kaman Corp.	203,090	4,482,196
*	KAR Auction Services, Inc.	576,421	7,804,740
#	Karat Packaging, Inc.	4,702	63,759
	Kelly Services, Inc., Class A	310,302	5,092,056
#	Kennametal, Inc.	363,529	9,437,213
#	Kforce, Inc.	169,253	10,009,622
#	Kimball International, Inc., Class B	73,133	900,267
	Korn Ferry	105,485	5,065,390
*	Kratos Defense & Security Solutions, Inc.	580,592	7,489,637
*	L B Foster Co., Class A	98,654	1,102,952
*	Limbach Holdings, Inc.	97,186	1,646,331

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Lindsay Corp.	81,445	$9,833,669
*	Liquidity Services, Inc.	205,898	2,691,087
*	LS Starrett Co., Class A	9,201	98,267
	LSI Industries, Inc.	239,767	3,042,643
	Luxfer Holdings PLC	98,992	1,509,628
*	Manitex International, Inc.	47,126	243,641
*	Manitowoc Co., Inc.	201,968	3,088,091
	Marten Transport Ltd.	621,259	12,543,219
#*	Masonite International Corp.	108,242	9,894,401
*	Mastech Digital, Inc.	59,786	527,910
*	Matrix Service Co.	152,479	725,800
	Matson, Inc.	225,848	15,364,439
	Matthews International Corp., Class A	152,567	5,777,712
	Maxar Technologies, Inc.	48,269	2,544,742
*	Mayville Engineering Co., Inc.	13,670	165,407
	McGrath RentCorp.	184,266	16,377,562
#*	Mercury Systems, Inc.	50,088	2,387,695
	Miller Industries, Inc.	87,308	2,846,241
	MillerKnoll, Inc.	126,997	2,160,219
*	Mistras Group, Inc.	69,208	561,969
#*	Montrose Environmental Group, Inc.	126,620	3,856,845
	Moog, Inc., Class A	54,079	4,873,059
*	MRC Global, Inc.	418,699	4,078,128
#	Mueller Water Products, Inc., Class A	903,193	12,102,786
*	MYR Group, Inc.	136,039	17,411,632
#	National Presto Industries, Inc.	32,848	2,234,321
	NL Industries, Inc.	47,842	307,624
*	Northwest Pipe Co.	91,196	2,511,538
*	NOW, Inc.	521,935	5,569,046
*	NV5 Global, Inc.	68,516	6,490,521
#	Omega Flex, Inc.	92,135	10,135,771
*	Orion Group Holdings, Inc.	184,163	438,308
	P&F Industries, Inc., Class A	2,656	13,546
*	PAM Transportation Services, Inc.	163,228	3,664,469
	Pangaea Logistics Solutions Ltd.	67,554	419,510
	Park Aerospace Corp.	149,415	1,954,348
	Park-Ohio Holdings Corp.	117,622	1,525,557
*	Patriot Transportation Holding, Inc.	31,961	293,082
#*	Performant Financial Corp.	74,883	242,621
#*	Perma-Fix Environmental Services, Inc.	4,843	43,974
*	Perma-Pipe International Holdings, Inc.	55,119	598,041
*	PGT Innovations, Inc.	440,554	11,304,616
#	Pitney Bowes, Inc.	698,986	2,453,441
	Powell Industries, Inc.	112,544	4,508,513
#	Preformed Line Products Co.	51,179	6,360,526
	Primoris Services Corp.	361,141	9,136,867
#*	Proterra, Inc.	2,846	3,330
*	Proto Labs, Inc.	116,179	3,342,470
*	Quad/Graphics, Inc.	361,051	1,260,068
#	Quanex Building Products Corp.	278,645	5,322,119
#*	Quest Resource Holding Corp.	1,700	9,137
*	Radiant Logistics, Inc.	211,173	1,393,742
#*	RCM Technologies, Inc.	13,134	147,626
#*	Red Violet, Inc.	1,887	32,268
*	Resideo Technologies, Inc.	107,136	1,907,021
	Resources Connection, Inc.	236,483	3,450,287
#	REV Group, Inc.	256,751	2,754,938
	Rush Enterprises, Inc., Class A	245,524	13,039,780
#	Rush Enterprises, Inc., Class B	135,663	7,947,139

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Servotronics, Inc.	24,804	$300,500
	Shyft Group, Inc.	272,634	6,837,661
*	SIFCO Industries, Inc.	45,608	104,442
#*	SkyWest, Inc.	213,560	6,043,748
*	SP Plus Corp.	178,296	6,092,374
#	Spirit Airlines, Inc.	103,083	1,762,719
*	SPX Technologies, Inc.	221,779	14,122,887
	Standex International Corp.	87,438	10,738,261
	Steelcase, Inc., Class A	270,925	2,167,400
#*	Sterling Check Corp.	35,646	400,661
*	Sterling Infrastructure, Inc.	144,036	5,317,809
#*	TaskUS, Inc., Class A	105,277	1,417,028
	Tecnoglass, Inc.	179,573	7,874,276
	Tennant Co.	138,250	10,565,065
#	Terex Corp.	171,708	7,656,460
#	Textainer Group Holdings Ltd.	264,433	9,281,598
*	Thermon Group Holdings, Inc.	154,786	3,216,453
*	Titan International, Inc.	374,549	3,655,598
*	Titan Machinery, Inc.	115,055	3,606,974
#*	Transcat, Inc.	44,874	3,423,437
#	Trinity Industries, Inc.	373,870	8,954,186
#*	Triumph Group, Inc.	277,005	2,994,424
*	TrueBlue, Inc.	280,752	4,253,393
	TTEC Holdings, Inc.	84,413	2,875,951
*	Tutor Perini Corp.	225,294	1,194,058
*	Twin Disc, Inc.	88,449	1,012,741
#*††	U.S. Airways Group, Inc.	5,375	0
*	Ultralife Corp.	105,392	441,592
#	Universal Logistics Holdings, Inc.	107,689	2,756,838
#*	V2X, Inc.	88,164	3,808,685
#	Veritiv Corp.	173,696	19,952,460
#*	Verra Mobility Corp.	351,759	5,962,315
*	Viad Corp.	27,409	521,593
#*	Vicor Corp.	37,560	1,613,953
#*	Virco Mfg. Corp.	133,476	495,196
#	VSE Corp.	75,217	3,180,927
#	Wabash National Corp.	457,466	11,743,152
#	Werner Enterprises, Inc.	163,849	7,401,059
#*	Willdan Group, Inc.	40,834	598,218
#*	Willis Lease Finance Corp.	74,923	3,783,611

TOTAL INDUSTRIALS			1,208,805,399

INFORMATION TECHNOLOGY — (10.1%)
#*	8x8, Inc.	11,067	31,762
#	A10 Networks, Inc.	411,676	5,821,099
*	ACI Worldwide, Inc.	307,805	7,796,701
*	ADDvantage Technologies Group, Inc.	77,942	74,045
#	Adeia, Inc.	247,901	1,893,964
#	ADTRAN Holdings, Inc.	90,175	822,396
	Advanced Energy Industries, Inc.	58,288	5,041,912
#*	Aehr Test Systems	130,362	3,226,459
*	Agilysys, Inc.	187,965	14,668,789
*	Airgain, Inc.	53,287	312,795
*	Alarm.com Holdings, Inc.	47,794	2,279,296
*	Alithya Group, Inc., Class A	105,048	194,339
*	Alkami Technology, Inc.	58,167	697,422
#*	Alpha & Omega Semiconductor Ltd.	196,970	4,703,644
*	Ambarella, Inc.	89,974	5,576,588
	American Software, Inc., Class A	224,960	2,686,022

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Amtech Systems, Inc.	69,487	$599,673
#*	Arlo Technologies, Inc.	270,584	1,742,561
*	AstroNova, Inc.	59,126	869,743
#*	AvePoint, Inc.	7,490	32,507
*	Aviat Networks, Inc.	26,743	877,438
#*	Avid Technology, Inc.	284,160	8,385,562
*	Aware, Inc.	106,294	176,448
*	Axcelis Technologies, Inc.	134,645	15,928,503
*	AXT, Inc.	260,439	695,372
	Badger Meter, Inc.	144,183	19,079,736
#	Bel Fuse, Inc., Class A	33,047	1,387,644
	Bel Fuse, Inc., Class B	83,530	3,393,824
	Belden, Inc.	204,344	16,120,698
	Benchmark Electronics, Inc.	296,235	6,324,617
#	BK Technologies Corp.	6,841	93,177
*	Blackbaud, Inc.	109,289	7,579,739
*	Brightcove, Inc.	125,515	519,632
*	CalAmp Corp.	5,179	13,155
*	Calix, Inc.	288,495	13,184,221
*	Cambium Networks Corp.	105,691	1,600,162
*	Cerence, Inc.	172,161	4,398,714
*	CEVA, Inc.	161,558	4,059,953
#*	Clearfield, Inc.	23,678	1,034,255
	Climb Global Solutions, Inc.	32,917	1,461,515
#*	Cognyte Software Ltd.	6,869	28,575
*	Cohu, Inc.	288,294	9,755,869
*	CommScope Holding Co., Inc.	404,985	1,996,576
*	CommVault Systems, Inc.	116,269	6,774,995
*	Computer Task Group, Inc.	250,505	1,695,919
	Comtech Telecommunications Corp.	119,669	1,238,574
#*	Consensus Cloud Solutions, Inc.	67,541	2,521,306
#*	CoreCard Corp.	5,645	145,415
*	Corsair Gaming, Inc.	295,406	5,145,972
	CSP, Inc.	49,891	631,121
	CTS Corp.	254,031	9,960,555
*	CVD Equipment Corp.	38,740	397,472
*	Daktronics, Inc.	149,925	721,139
*	Data I/O Corp.	62,984	284,058
#*	Digi International, Inc.	251,019	7,570,733
#*	Digimarc Corp.	4,243	72,301
#*»	Digital Turbine, Inc.	207,653	2,435,770
#*	Diodes, Inc.	99,271	7,911,899
#*	DZS, Inc.	54,455	370,294
#*	E2open Parent Holdings, Inc.	397,490	2,500,212
#	Ebix, Inc.	124,442	2,023,427
#*	Edgio, Inc.	67,265	44,462
*	eGain Corp.	152,244	1,117,471
*	Electro-Sensors, Inc.	4,550	20,748
*	EngageSmart, Inc.	30,173	518,070
*	Envestnet, Inc.	76,441	4,844,831
*	ePlus, Inc.	206,398	8,986,569
#*	EverCommerce, Inc.	3,049	36,801
#*	Everspin Technologies, Inc.	48,999	304,774
*	Extreme Networks, Inc.	617,687	10,982,475
*	Fabrinet	124,433	11,814,913
#*	FARO Technologies, Inc.	111,015	2,592,200
#*	Fastly, Inc., Class A	591,267	8,738,926
*	FormFactor, Inc.	482,486	13,176,693
	Frequency Electronics, Inc.	67,479	439,288

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Genasys, Inc.	6,763	$19,951
*	Grid Dynamics Holdings, Inc.	105,300	1,144,611
#*	GSI Technology, Inc.	121,932	187,775
	Hackett Group, Inc.	317,440	5,891,686
#*	Harmonic, Inc.	861,681	12,141,085
#*	Ichor Holdings Ltd.	126,644	3,527,035
#*	Identiv, Inc.	5,392	29,656
#	Immersion Corp.	133,046	876,773
	Information Services Group, Inc.	130,460	664,041
#*	Insight Enterprises, Inc.	125,128	15,134,232
#*	Intapp, Inc.	761	30,684
#	InterDigital, Inc.	126,902	8,596,341
*	inTEST Corp.	81,789	1,553,991
*	Intevac, Inc.	146,930	930,067
#*	IonQ, Inc.	19,907	109,688
*	Issuer Direct Corp.	2,095	39,444
*	Iteris, Inc.	194,967	898,798
*	Itron, Inc.	98,516	5,260,754
#*	Jamf Holding Corp.	141,408	2,675,439
*	JFrog Ltd.	215,527	4,002,336
*	Key Tronic Corp.	19,708	135,000
*	Kimball Electronics, Inc.	183,859	3,701,082
*	Knowles Corp.	661,343	11,163,470
#	Kulicke & Soffa Industries, Inc.	372,420	17,749,537
*	KVH Industries, Inc.	124,002	1,304,501
*	Kyndryl Holdings, Inc.	327,418	4,734,464
#*	Lantronix, Inc.	74,967	275,879
*	LGL Group, Inc.	51,187	225,735
*	LiveRamp Holdings, Inc.	292,799	7,053,528
#*	Luna Innovations, Inc.	167,256	1,050,368
*	Magnachip Semiconductor Corp.	185,218	1,644,736
*	MaxLinear, Inc.	306,004	7,383,876
#*	MeridianLink, Inc.	47,639	711,727
	Methode Electronics, Inc.	275,786	11,304,468
#*	Mitek Systems, Inc.	155,744	1,404,811
#*	Model N, Inc.	137,349	4,230,349
*	Momentive Global, Inc.	238,445	2,238,999
#*	M-Tron Industries, Inc.	25,593	300,436
#*	N-able, Inc.	541,889	6,909,085
#*	Napco Security Technologies, Inc.	371,440	11,514,640
*	Neonode, Inc.	4,229	30,258
*	NETGEAR, Inc.	183,737	2,596,204
*	NetScout Systems, Inc.	424,006	11,537,203
#*	NetSol Technologies, Inc.	29,140	69,062
#	Network-1 Technologies, Inc.	41,388	86,915
*	nLight, Inc.	173,826	1,524,454
	NVE Corp.	26,627	2,007,942
#*	Olo, Inc., Class A	472,377	3,235,782
#*	ON24, Inc.	172,091	1,497,192
*	OneSpan, Inc.	154,974	2,284,317
*	Optical Cable Corp.	27,967	113,546
*	OSI Systems, Inc.	130,061	14,691,691
#*	PAR Technology Corp.	117,330	3,589,125
	PC Connection, Inc.	152,870	6,156,075
	PCTEL, Inc.	112,258	534,348
*	PDF Solutions, Inc.	170,662	6,152,365
*	Perficient, Inc.	165,810	10,764,385
	PFSweb, Inc.	35,517	142,778
*	Photronics, Inc.	339,230	4,905,266

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Plexus Corp.	205,049	$17,935,636
#*	Powerfleet, Inc.	50,321	144,421
#	Progress Software Corp.	298,601	16,387,223
#*	Q2 Holdings, Inc.	37,568	924,924
*	Rambus, Inc.	348,268	15,442,203
*	RF Industries Ltd.	63,848	257,307
#*	Ribbon Communications, Inc.	269,907	690,962
#	Richardson Electronics Ltd.	103,699	1,600,076
#*	Rimini Street, Inc.	258,162	965,526
*	Rogers Corp.	77,667	12,500,504
*	Sanmina Corp.	275,638	14,404,842
#	Sapiens International Corp. NV	257,546	5,184,401
*	ScanSource, Inc.	243,771	6,667,137
#*	SecureWorks Corp., Class A	39,784	360,841
*	Semtech Corp.	286,846	5,590,629
#*	SigmaTron International, Inc.	9,385	21,304
#*	SMART Global Holdings, Inc.	302,404	4,663,070
*	SolarWinds Corp.	419,801	3,618,685
#*	SoundThinking, Inc.	44,551	1,325,392
#*	Squarespace, Inc., Class A	24,439	760,053
††	SRAX, Inc.	29,242	2,924
#*	Stratasys Ltd.	306,397	4,399,861
*	Sumo Logic, Inc.	361,507	4,338,084
#*	Super Micro Computer, Inc.	163,098	17,195,422
*	TESSCO Technologies, Inc.	8,266	72,575
#*	TransAct Technologies, Inc.	75,004	420,022
*	Trio-Tech International.	2,853	12,382
*	TSR, Inc.	51,284	381,553
*	TTM Technologies, Inc.	746,559	8,816,862
#*	Turtle Beach Corp.	63,770	693,180
*	Ultra Clean Holdings, Inc.	267,586	7,636,904
#*	Veeco Instruments, Inc.	341,997	6,299,585
*	Verint Systems, Inc.	102,479	3,739,459
#*	Vertex, Inc., Class A	106,495	2,199,122
*	Viant Technology, Inc., Class A	3,501	15,474
#*	Viasat, Inc.	72,326	2,533,580
*	Viavi Solutions, Inc.	183,316	1,642,511
	Vishay Intertechnology, Inc.	273,967	5,832,757
*	Vishay Precision Group, Inc.	106,087	3,982,506
	Vontier Corp.	63,350	1,718,685
*	Wireless Telecom Group, Inc.	9,852	17,734
	Xerox Holdings Corp.	226,090	3,542,830
#*	Xperi, Inc.	99,160	941,028

TOTAL INFORMATION TECHNOLOGY			709,736,647

MATERIALS — (4.8%)
	AdvanSix, Inc.	152,778	5,756,675
#	Alpha Metallurgical Resources, Inc.	65,382	9,582,386
#*	Alto Ingredients, Inc.	59,262	77,633
*	American Biltrite, Inc.	127	13,675
	American Vanguard Corp.	197,788	3,807,419
#*	Ampco-Pittsburgh Corp.	13,633	41,172
*	Arconic Corp.	83,786	2,073,703
*	Ascent Industries Co.	61,275	581,500
#*	ATI, Inc.	341,316	13,181,624
*	Bioceres Crop Solutions Corp.	15,939	178,676
	Caledonia Mining Corp. PLC	4,071	57,971
	Carpenter Technology Corp.	256,503	13,527,968
#*	Century Aluminum Co.	804,592	6,911,445

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Chase Corp.	73,821	$8,070,850
*	Clearwater Paper Corp.	108,887	3,930,821
*	Coeur Mining, Inc.	1,635,474	5,560,612
	Compass Minerals International, Inc.	180,139	5,895,949
*	Core Molding Technologies, Inc.	45,561	854,269
*	Dakota Gold Corp.	13,340	43,889
*	Ecovyst, Inc.	572,043	6,492,688
#*	Ferroglobe PLC	687,616	2,777,969
	Fortitude Gold Corp.	56,138	386,791
	Friedman Industries, Inc.	73,974	824,810
	FutureFuel Corp.	205,137	1,538,528
#	Glatfelter Corp.	158,965	718,522
	Greif, Inc., Class A	95,064	5,969,069
#	Greif, Inc., Class B	17,972	1,415,115
	Hawkins, Inc.	197,821	7,980,099
#	Haynes International, Inc.	73,813	3,469,949
	Hecla Mining Co.	661,717	4,003,388
#††	IKONICS Corp.	1,808	6,057
*	Ingevity Corp.	103,923	7,455,436
	Innospec, Inc.	180,162	18,309,864
#*	Intrepid Potash, Inc.	61,933	1,596,633
#	Kaiser Aluminum Corp.	121,347	7,974,925
	Koppers Holdings, Inc.	128,414	4,213,263
#	Kronos Worldwide, Inc.	264,888	2,463,458
*	LSB Industries, Inc.	326,480	2,915,466
	Materion Corp.	151,333	16,390,877
#	Mativ Holdings, Inc.	255,273	4,944,638
#	Mercer International, Inc.	307,240	2,989,445
	Minerals Technologies, Inc.	187,797	11,128,850
	Myers Industries, Inc.	308,235	5,841,053
	NewMarket Corp.	5,611	2,242,156
#	Nexa Resources SA	14,356	86,136
	Northern Technologies International Corp.	76,828	881,985
*	O-I Glass, Inc.	573,987	12,897,488
#	Olympic Steel, Inc.	91,634	4,267,395
#	Orion Engineered Carbons SA	273,199	6,614,148
	Pactiv Evergreen, Inc.	302,078	2,386,416
#	Quaker Chemical Corp.	16,435	3,067,264
#	Ramaco Resources, Inc.	18,748	152,421
*	Ranpak Holdings Corp.	96,790	394,903
*	Rayonier Advanced Materials, Inc.	378,515	2,059,122
»	Resolute Forest Products, Inc.	332,327	471,904
	Ryerson Holding Corp.	195,361	7,378,785
	Schnitzer Steel Industries, Inc., Class A	235,509	6,803,855
	Sensient Technologies Corp.	32,204	2,397,910
*	Smith-Midland Corp.	560	9,240
	Stepan Co.	163,210	15,047,962
*	Summit Materials, Inc., Class A	193,080	5,292,323
	SunCoke Energy, Inc.	412,466	3,208,985
	Sylvamo Corp.	228,376	10,464,188
#*	TimkenSteel Corp.	342,359	5,731,090
#	Tredegar Corp.	158,618	1,487,837
	TriMas Corp.	329,648	8,376,356
#	Trinseo PLC	135,187	2,449,588
	Tronox Holdings PLC	461,795	6,321,974
#	United States Lime & Minerals, Inc.	58,620	9,431,958
*	Universal Stainless & Alloy Products, Inc.	45,031	426,444
#	Warrior Met Coal, Inc.	214,407	7,412,050

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Worthington Industries, Inc.	148,180	$8,800,410

TOTAL MATERIALS			338,517,423

REAL ESTATE — (0.8%)
#*	AMREP Corp.	66,750	927,825
#*	Anywhere Real Estate, Inc.	14,401	91,734
*	CKX Lands, Inc.	15,043	146,970
#*	Compass, Inc., Class A	1,048,506	2,453,504
#*	Cushman & Wakefield PLC	192,401	1,895,150
	Douglas Elliman, Inc.	121,472	387,496
#*	Forestar Group, Inc.	106,137	2,052,690
*	FRP Holdings, Inc.	89,566	5,194,828
*	InterGroup Corp.	1,046	42,342
*»	JW Mays, Inc.	2,700	119,421
#	Kennedy-Wilson Holdings, Inc.	252,953	4,244,551
#	Marcus & Millichap, Inc.	292,656	9,209,884
*	Maui Land & Pineapple Co., Inc.	63,857	797,574
	Newmark Group, Inc., Class A	473,627	3,002,795
#*	Opendoor Technologies, Inc.	30,218	41,701
*	Rafael Holdings, Inc., Class B	114,197	239,814
	RE/MAX Holdings, Inc., Class A	57,105	1,102,697
	RMR Group, Inc., Class A	73,127	1,736,766
#	St. Joe Co.	421,390	17,319,129
#	Stratus Properties, Inc.	55,387	1,185,282
*	Tejon Ranch Co.	124,481	2,151,032

TOTAL REAL ESTATE			54,343,185

UTILITIES — (2.2%)
	ALLETE, Inc.	22,818	1,423,387
	American States Water Co.	100,166	8,889,733
#	Artesian Resources Corp., Class A	52,046	2,851,080
#	Avista Corp.	251,373	11,078,008
#	California Water Service Group.	247,671	13,889,390
	Chesapeake Utilities Corp.	123,935	15,305,972
#	Consolidated Water Co. Ltd.	90,999	1,537,883
	Genie Energy Ltd., Class B	210,566	3,278,513
	Global Water Resources, Inc.	52,357	574,356
	MGE Energy, Inc.	131,963	10,109,685
#	Middlesex Water Co.	128,045	9,344,724
#	Northwest Natural Holding Co.	208,310	9,782,238
	NorthWestern Corp.	146,007	8,558,930
#	Otter Tail Corp.	297,207	21,384,044
#*	Pure Cycle Corp.	83,642	825,547
	RGC Resources, Inc.	24,596	471,013
#	SJW Group	182,599	13,862,916
#*	Sunnova Energy International, Inc.	351,153	6,306,708
	Unitil Corp.	116,438	6,472,788
#	Via Renewables, Inc.	2,447	25,326
	York Water Co.	96,999	4,077,838

TOTAL UTILITIES			150,050,079

TOTAL COMMON STOCKS			6,167,492,441

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	12,682	289,784

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	55,524	$1,510,253

TOTAL PREFERRED STOCKS			1,800,037

TOTAL INVESTMENT SECURITIES (Cost $3,981,574,400)			6,169,292,478

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 4.760%	62,545,814	62,545,814

SECURITIES LENDING COLLATERAL — (11.3%)
@§	The DFA Short Term Investment Fund	68,829,596	796,151,938

TOTAL INVESTMENTS — (100.0%) (Cost $4,840,242,201)			$7,027,990,230

As of April 30, 2023, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500 ® E-mini Index	324	06/16/23	$64,202,070	$67,853,700	$3,651,630

Total Futures Contracts			$64,202,070	$67,853,700	$3,651,630

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$212,373,712	$255,947	—		$212,629,659
Consumer Discretionary	843,913,361	150,197	—		844,063,558
Consumer Staples	346,347,913	6,021,057	—		352,368,970
Energy	332,665,456	52,423	—		332,717,879
Financials	1,158,663,474	5,346,535	—		1,164,010,009
Health Care	798,177,111	726,280	$1,346,242		800,249,633
Industrials	1,208,737,350	—	68,049		1,208,805,399
Information Technology	707,297,953	2,435,770	2,924		709,736,647
Materials	338,039,462	471,904	6,057		338,517,423
Real Estate	54,223,764	119,421	—		54,343,185
Utilities	150,050,079	—	—		150,050,079
Preferred Stocks
Communication Services	289,784	—	—		289,784
Industrials	1,510,253	—	—		1,510,253
Temporary Cash Investments	62,545,814	—	—		62,545,814
Securities Lending Collateral	—	796,151,938	—		796,151,938
Futures Contracts**	3,651,630	—	—		3,651,630

TOTAL	$6,218,487,116	$811,731,472	$1,423,272	^	$7,031,641,860

**	Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. MICRO CAP PORTFOLIO

CONTINUED

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.0%)
REAL ESTATE — (97.0%)
#	Acadia Realty Trust	618,406	$8,354,665
#	Agree Realty Corp.	585,659	39,818,955
#	Alexander’s, Inc.	16,036	2,983,819
	Alexandria Real Estate Equities, Inc.	1,079,596	134,064,231
	Alpine Income Property Trust, Inc.	7,817	125,697
	American Assets Trust, Inc.	336,074	6,116,547
	American Homes 4 Rent, Class A	2,108,252	70,120,462
	American Tower Corp.	3,027,468	618,784,185
	Americold Realty Trust, Inc.	1,742,787	51,569,067
	Apartment Income REIT Corp.	966,317	35,734,403
	Apartment Investment & Management Co., Class A	971,342	7,605,608
	Apple Hospitality REIT, Inc.	1,419,388	21,134,687
#*	Ashford Hospitality Trust, Inc.	228,693	777,556
	AvalonBay Communities, Inc.	908,931	163,943,884
#*	Bluerock Homes Trust, Inc.	22,688	448,315
	Boston Properties, Inc.	970,601	51,791,269
#	Braemar Hotels & Resorts, Inc.	335,099	1,273,376
	Brandywine Realty Trust	1,129,223	4,437,846
	Brixmor Property Group, Inc.	1,945,362	41,494,571
	Broadstone Net Lease, Inc.	578,130	9,348,362
#	BRT Apartments Corp.	51,530	893,015
	Camden Property Trust	654,158	71,990,088
	CareTrust REIT, Inc.	645,185	12,574,656
#	Centerspace	97,999	5,525,184
	Chatham Lodging Trust	323,533	3,312,978
	City Office REIT, Inc.	290,087	1,688,306
#	Clipper Realty, Inc.	84,924	445,851
	Community Healthcare Trust, Inc.	161,033	5,763,371
	Corporate Office Properties Trust	728,970	16,686,123
	Cousins Properties, Inc.	986,523	21,516,067
	Creative Media & Community Trust Corp.	24,221	108,510
	Crown Castle, Inc.	2,692,457	331,414,532
#	CTO Realty Growth, Inc.	126,658	2,132,921
	CubeSmart	1,461,129	66,466,758
	DiamondRock Hospitality Co.	1,372,735	11,132,881
	Digital Realty Trust, Inc.	1,897,205	188,107,876
#	Douglas Emmett, Inc.	1,145,104	14,748,940
#	Easterly Government Properties, Inc.	567,826	7,989,312
	EastGroup Properties, Inc.	285,021	47,473,098
#	Elme Communities.	572,631	9,866,432
#	Empire State Realty Trust, Inc., Class A	891,520	5,447,187
#	EPR Properties	491,932	20,641,467
	Equinix, Inc.	607,061	439,560,729
	Equity Commonwealth	709,829	14,707,657
	Equity LifeStyle Properties, Inc.	1,146,079	78,964,843
	Equity Residential	2,345,230	148,335,797
#*††	Esc War Ind	433,542	0
	Essential Properties Realty Trust, Inc.	962,347	23,818,088
	Essex Property Trust, Inc.	420,114	92,311,649
	Extra Space Storage, Inc.	875,013	133,036,977
	Federal Realty Investment Trust	469,614	46,440,128
	First Industrial Realty Trust, Inc.	856,050	44,916,943
	Four Corners Property Trust, Inc.	562,067	14,338,329

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
#	Franklin Street Properties Corp.	691,731	$802,408
	Gaming & Leisure Properties, Inc.	1,711,804	89,013,808
#	Getty Realty Corp.	277,778	9,258,341
#	Gladstone Commercial Corp.	265,471	3,169,724
#	Global Medical REIT, Inc.	411,961	3,822,998
#	Global Net Lease, Inc.	675,140	7,602,076
	Global Self Storage, Inc.	43,975	224,273
	Healthcare Realty Trust, Inc., Class A	2,450,371	48,468,338
	Healthpeak Properties, Inc.	3,591,594	78,907,320
	Hersha Hospitality Trust, Class A	241,056	1,518,653
	Highwoods Properties, Inc.	682,868	15,651,335
	Host Hotels & Resorts, Inc.	4,622,522	74,746,181
#	Hudson Pacific Properties, Inc.	921,711	5,124,713
	Independence Realty Trust, Inc.	1,453,378	24,198,744
	Indus Realty Trust, Inc.	2,724	181,337
	Industrial Logistics Properties Trust	436,888	899,989
	InvenTrust Properties Corp.	164,361	3,706,341
	Invitation Homes, Inc.	3,975,664	132,667,908
#	Iron Mountain, Inc.	1,886,880	104,231,251
	JBG SMITH Properties	676,349	9,651,500
	Kilroy Realty Corp.	684,645	20,019,020
	Kimco Realty Corp.	4,006,913	76,892,660
	Kite Realty Group Trust	1,423,756	29,500,224
	Lamar Advertising Co., Class A	568,396	60,068,089
	Life Storage, Inc.	554,600	74,527,148
#	LTC Properties, Inc.	272,748	9,123,421
	LXP Industrial Trust	1,890,987	17,775,278
	Macerich Co.	1,393,124	13,917,309
#	Medical Properties Trust, Inc.	3,886,946	34,088,516
	Mid-America Apartment Communities, Inc.	760,905	117,027,189
	National Health Investors, Inc.	281,916	14,030,959
	National Retail Properties, Inc.	1,181,078	51,376,893
	National Storage Affiliates Trust	543,461	20,950,422
#	Necessity Retail REIT, Inc.	879,165	4,844,199
	NETSTREIT Corp.	322,875	5,882,783
	NexPoint Residential Trust, Inc.	151,803	6,516,903
#	Office Properties Income Trust	318,186	2,074,573
#	Omega Healthcare Investors, Inc.	1,519,237	40,654,782
	One Liberty Properties, Inc.	117,768	2,593,251
	Orion Office REIT, Inc.	377,544	2,318,120
	Outfront Media, Inc.	913,887	15,225,357
	Paramount Group, Inc.	1,132,538	4,903,890
	Park Hotels & Resorts, Inc.	1,437,684	17,324,092
#	Pebblebrook Hotel Trust	823,174	11,713,766
#	Phillips Edison & Co., Inc.	33,068	1,042,965
#	Physicians Realty Trust	1,545,417	22,284,913
	Piedmont Office Realty Trust, Inc., Class A	807,886	5,259,338
#	Plymouth Industrial REIT, Inc.	220,604	4,465,025
#	Postal Realty Trust, Inc., Class A	12,474	191,725
	Prologis, Inc.	6,010,071	752,761,393
	Public Storage	1,030,597	303,850,914
	Realty Income Corp.	4,343,758	272,961,753
	Regency Centers Corp.	1,000,881	61,484,120
	Retail Opportunity Investments Corp.	815,091	10,620,636
	Rexford Industrial Realty, Inc.	1,288,580	71,864,107
	RLJ Lodging Trust	1,049,163	10,596,546
	RPT Realty	569,507	5,296,415
	Ryman Hospitality Properties, Inc.	338,688	30,366,766
	Sabra Health Care REIT, Inc.	1,497,646	17,073,164

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
#	Saul Centers, Inc.	110,613	$3,985,386
	SBA Communications Corp.	703,161	183,447,673
#	Service Properties Trust	1,079,274	9,465,233
	Simon Property Group, Inc.	2,124,250	240,720,010
	SITE Centers Corp.	1,199,451	14,801,225
#	SL Green Realty Corp.	420,566	9,954,797
*	Sotherly Hotels, Inc.	103,271	195,182
	Spirit Realty Capital, Inc.	915,490	35,209,745
	STAG Industrial, Inc.	1,173,711	39,753,592
	Summit Hotel Properties, Inc.	705,380	4,542,647
	Sun Communities, Inc.	806,272	112,015,369
#	Sunstone Hotel Investors, Inc.	1,354,910	12,912,292
	Tanger Factory Outlet Centers, Inc.	669,173	13,122,483
	Terreno Realty Corp.	518,936	31,961,268
	UDR, Inc.	2,133,638	88,183,259
	UMH Properties, Inc.	368,330	5,598,616
	Uniti Group, Inc.	1,544,579	5,282,460
	Universal Health Realty Income Trust	96,577	4,201,100
#	Urban Edge Properties	767,650	11,261,426
#	Urstadt Biddle Properties, Inc.	47,996	766,976
	Urstadt Biddle Properties, Inc., Class A	188,867	3,252,290
	Ventas, Inc.	2,600,807	124,968,776
*	Veris Residential, Inc.	540,206	8,832,368
	VICI Properties, Inc.	6,533,687	221,753,337
#	Vornado Realty Trust	1,061,065	15,926,586
	Welltower, Inc.	3,222,298	255,270,448
	Whitestone REIT	314,731	2,816,842
	WP Carey, Inc.	1,382,532	102,583,874
	Xenia Hotels & Resorts, Inc.	725,598	9,186,071

TOTAL REAL ESTATE			7,561,571,391

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 4.760%	67,967,544	67,967,544

SECURITIES LENDING COLLATERAL — (2.1%)
@§	The DFA Short Term Investment Fund	14,570,208	168,533,591

TOTAL INVESTMENTS — (100.0%) (Cost $5,050,325,284)			$7,798,072,526

As of April 30, 2023,  DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500 ® E-mini Index	309	06/16/23	$61,225,923	$64,712,325	$3,486,402

Total Futures Contracts			$61,225,923	$64,712,325	$3,486,402

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$7,561,571,391	—	—	$7,561,571,391
Temporary Cash Investments	67,967,544	—	—	67,967,544
Securities Lending Collateral	—	$168,533,591	—	168,533,591
Futures Contracts**	3,486,402	—	—	3,486,402

TOTAL	$7,633,025,337	$168,533,591	—	$7,801,558,928

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.4%)
AUSTRALIA — (6.2%)
	AGL Energy Ltd.	238,431	$1,312,560
*	Allkem Ltd.	207,455	1,703,724
	ALS Ltd.	260,134	2,270,380
	Altium Ltd.	49,349	1,257,967
	Alumina Ltd.	1,066,386	1,082,318
	AMP Ltd.	1,590,062	1,202,178
	Ampol Ltd.	156,813	3,128,846
	Ansell Ltd.	80,495	1,432,416
	APA Group	287,796	1,964,907
	Aristocrat Leisure Ltd.	172,834	4,371,915
	ASX Ltd.	49,418	2,248,990
	Atlas Arteria Ltd.	383,883	1,669,057
	Aurizon Holdings Ltd.	1,367,604	3,109,449
	Australia & New Zealand Banking Group Ltd.	683,329	11,096,054
#	Bank of Queensland Ltd.	321,618	1,241,969
	Beach Energy Ltd.	2,007,403	1,975,864
	Bendigo & Adelaide Bank Ltd.	285,791	1,645,369
#	BHP Group Ltd., Sponsored ADR	298,208	17,606,200
	BHP Group Ltd., Class DI	939,771	27,832,353
	BlueScope Steel Ltd.	331,528	4,406,574
	Brambles Ltd.	449,483	4,257,874
	Breville Group Ltd.	15,032	206,502
	carsales.com Ltd.	103,557	1,642,238
	Challenger Ltd.	285,128	1,147,362
	Champion Iron Ltd.	158,108	686,958
	Cleanaway Waste Management Ltd.	1,014,244	1,633,397
	Cochlear Ltd.	14,527	2,381,957
	Coles Group Ltd.	337,836	4,081,118
	Commonwealth Bank of Australia	355,286	23,511,440
	Computershare Ltd.	174,737	2,601,102
	CSL Ltd.	98,386	19,641,450
	Domino’s Pizza Enterprises Ltd.	27,771	934,759
	Eagers Automotive Ltd.	39,098	369,221
	Endeavour Group Ltd.	417,706	1,882,684
	Evolution Mining Ltd.	1,236,556	2,915,773
#*	Flight Centre Travel Group Ltd.	46,867	615,445
	Fortescue Metals Group Ltd.	497,407	6,959,529
#	Harvey Norman Holdings Ltd.	479,253	1,150,977
	IDP Education Ltd.	63,887	1,200,230
	IGO Ltd.	182,752	1,682,942
	Iluka Resources Ltd.	286,860	2,107,837
	Incitec Pivot Ltd.	1,620,087	3,451,783
	Insurance Australia Group Ltd.	722,472	2,393,612
	James Hardie Industries PLC, CDI	123,983	2,766,693
	JB Hi-Fi Ltd.	74,704	2,210,918
	Lendlease Corp. Ltd.	251,364	1,248,371
	Lottery Corp. Ltd.	723,397	2,425,538
*	Lynas Rare Earths Ltd.	410,692	1,763,883
	Macquarie Group Ltd.	76,264	9,303,633
	Medibank Pvt Ltd.	861,686	2,039,230
	Metcash Ltd.	613,711	1,590,441
	Mineral Resources Ltd.	62,861	3,100,972
	National Australia Bank Ltd.	730,123	14,055,707
	Netwealth Group Ltd.	18,017	163,721
	New Hope Corp. Ltd.	411,259	1,453,766

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Newcrest Mining Ltd.	369,122	$7,048,331
*	NEXTDC Ltd.	165,635	1,271,009
	nib holdings Ltd.	178,366	915,212
	Nine Entertainment Co. Holdings Ltd.	1,029,104	1,419,557
	Northern Star Resources Ltd.	495,637	4,420,986
	Orica Ltd.	240,126	2,591,875
	Origin Energy Ltd.	629,025	3,487,638
	Pilbara Minerals Ltd.	642,828	1,829,624
	Premier Investments Ltd.	66,030	1,149,141
	Pro Medicus Ltd.	23,066	946,787
*	Qantas Airways Ltd.	151,577	668,445
	QBE Insurance Group Ltd.	514,132	5,257,407
	Qube Holdings Ltd.	798,076	1,632,700
	Ramsay Health Care Ltd.	56,172	2,415,464
#	REA Group Ltd.	13,480	1,267,773
	Reece Ltd.	78,480	956,013
	Rio Tinto Ltd.	126,517	9,489,357
	Santos Ltd.	1,087,572	5,151,930
	SEEK Ltd.	95,434	1,557,129
	Seven Group Holdings Ltd.	92,884	1,467,153
	Sims Ltd.	24,608	257,886
	Sonic Healthcare Ltd.	240,961	5,680,159
	South32 Ltd., ADR	6,560	92,365
	South32 Ltd.	2,794,649	7,899,775
	Steadfast Group Ltd.	388,061	1,529,894
	Suncorp Group Ltd.	459,146	3,822,858
	Technology One Ltd.	131,828	1,329,065
	Telstra Group Ltd.	1,190,618	3,454,238
	TPG Telecom Ltd.	149,090	532,178
	Transurban Group.	584,482	5,829,213
	Treasury Wine Estates Ltd.	197,447	1,828,971
Ω	Viva Energy Group Ltd.	713,962	1,475,758
	Wesfarmers Ltd.	328,349	11,358,708
	Westpac Banking Corp.	748,445	11,203,604
	Whitehaven Coal Ltd.	757,665	3,635,864
	WiseTech Global Ltd.	17,873	818,685
#	Woodside Energy Group Ltd., ADR	68,532	1,559,788
	Woodside Energy Group Ltd.	577,109	13,094,253
	Woolworths Group Ltd.	362,823	9,359,678
	Worley Ltd.	155,915	1,566,551
*	Xero Ltd.	24,158	1,508,081
#	Yancoal Australia Ltd.	122,836	454,106

TOTAL AUSTRALIA			365,373,362

AUSTRIA — (0.2%)
	ANDRITZ AG	17,992	1,168,505
	Erste Group Bank AG	161,851	5,884,774
	OMV AG	69,474	3,287,698
	Verbund AG	15,763	1,403,862

TOTAL AUSTRIA			11,744,839

BELGIUM — (1.0%)
	Ageas SA	155,755	6,939,734
	Anheuser-Busch InBev SA	253,610	16,489,576
*	Argenx SE, ADR	1,689	655,129
*	Argenx SE	4,901	1,890,551
	D’ieteren Group	5,987	1,127,285
	Elia Group SA	12,062	1,653,942

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	KBC Group NV	166,326	$11,890,379
	Solvay SA	75,700	9,085,410
#	UCB SA	37,387	3,475,405
#	Umicore SA	114,914	3,772,111

TOTAL BELGIUM			56,979,522

CANADA — (9.8%)
#	Agnico Eagle Mines Ltd.	222,877	12,643,804
*	Air Canada	59,992	839,538
	Alamos Gold, Inc., Class A	31,659	409,351
#	Algonquin Power & Utilities Corp.	212,468	1,810,121
	Alimentation Couche-Tard, Inc.	256,932	12,823,369
	AltaGas Ltd.	153,726	2,689,085
	ARC Resources Ltd.	494,026	6,136,810
#	Bank of Montreal	189,813	17,117,912
	Bank of Nova Scotia	337,511	16,846,408
	Barrick Gold Corp.	407,729	7,780,224
#	BCE, Inc.	24,809	1,192,569
*	Bombardier, Inc., Class B	5,500	237,561
#	Brookfield Asset Management Ltd.,Class A	61,033	2,047,055
	Brookfield Corp.	92,109	2,988,621
#	Brookfield Corp., Class A	152,021	4,934,602
	Brookfield Infrastructure Corp., Class A	33,473	1,425,928
	Brookfield Reinsurance Ltd.	1	32
	BRP, Inc.	13,800	1,031,329
*	CAE, Inc.	121,074	2,725,931
	Cameco Corp.	91,432	2,513,466
	Canadian Imperial Bank of Commerce	264,632	11,097,122
	Canadian National Railway Co.	154,978	18,478,853
	Canadian Natural Resources Ltd.	377,931	23,041,608
#	Canadian Pacific Kansas City Ltd.	153,532	12,103,378
#	Canadian Tire Corp. Ltd., Class A	38,617	5,062,380
#	Canadian Utilities Ltd., Class A	47,572	1,375,352
	Capital Power Corp.	36,989	1,205,620
	CCL Industries, Inc., Class B	61,915	2,911,470
	Cenovus Energy, Inc.	490,537	8,239,067
*	CGI, Inc.	64,200	6,510,801
	Colliers International Group, Inc.	9,138	973,197
	Constellation Software, Inc.	6,143	12,023,567
*	Descartes Systems Group, Inc.	21,066	1,668,975
	Dollarama, Inc.	65,600	4,063,293
	Element Fleet Management Corp.	201,036	2,629,338
#	Emera, Inc.	67,612	2,876,947
	Empire Co. Ltd., Class A	133,325	3,580,000
#	Enbridge, Inc.	385,145	15,313,376
	Endeavour Mining PLC	142,300	3,663,449
	Fairfax Financial Holdings Ltd.	11,881	8,302,713
	First Quantum Minerals Ltd.	309,148	7,511,640
	FirstService Corp.	24,022	3,614,707
#	Fortis, Inc.	110,760	4,863,355
	Franco-Nevada Corp.	27,970	4,245,287
	George Weston Ltd.	22,648	3,041,019
	GFL Environmental, Inc.	44,208	1,604,750
	Gildan Activewear, Inc.	98,507	3,209,358
#	Great-West Lifeco, Inc.	94,127	2,676,143
Ω	Hydro One Ltd.	67,923	1,989,286
	iA Financial Corp., Inc.	74,967	5,030,262
	IGM Financial, Inc.	46,148	1,416,270
	Imperial Oil Ltd.	78,661	4,006,205

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Intact Financial Corp.	55,685	$8,423,135
*	Ivanhoe Mines Ltd., Class A	133,750	1,159,953
#	Keyera Corp.	111,100	2,614,214
	Kinross Gold Corp.	806,885	4,067,627
	Loblaw Cos. Ltd.	51,628	4,855,877
	Lundin Mining Corp.	485,351	3,707,704
	Magna International, Inc.	180,360	9,407,578
#	Manulife Financial Corp.	362,694	7,162,169
*	MEG Energy Corp.	254,802	4,242,782
	Metro, Inc.	99,373	5,663,801
	National Bank of Canada	182,575	13,614,461
	Northland Power, Inc.	116,672	2,864,163
	Nutrien Ltd.	193,373	13,420,059
*	Nuvei Corp.	8,822	358,614
	Onex Corp.	47,559	2,190,062
#	Open Text Corp.	114,159	4,325,285
	Pan American Silver Corp.	44,938	800,346
	Parkland Corp.	41,328	974,595
	Pembina Pipeline Corp.	166,746	5,490,800
	Quebecor, Inc., Class B	78,607	2,028,923
#	Restaurant Brands International, Inc.	87,030	6,101,863
#	Ritchie Bros Auctioneers, Inc.	60,734	3,474,100
	Rogers Communications, Inc.,Class B	127,012	6,274,238
	Royal Bank of Canada	424,846	42,184,977
	Saputo, Inc.	64,284	1,664,452
*	Shopify, Inc., Class A	142,637	6,910,746
	Stantec, Inc.	53,716	3,228,867
	Sun Life Financial, Inc.	146,265	7,178,686
	Suncor Energy, Inc.	535,689	16,777,779
	TC Energy Corp.	197,478	8,203,369
	Teck Resources Ltd., Class B	348,218	16,226,959
	TELUS Corp.	78,760	1,669,548
#*	TELUS International CDA, Inc.	26,046	517,458
	TFI International, Inc.	27,939	3,011,824
#	Thomson Reuters Corp.	27,037	3,555,636
	TMX Group Ltd.	21,681	2,195,864
	Toromont Industries Ltd.	47,649	3,850,325
	Toronto-Dominion Bank	493,136	29,887,481
	Tourmaline Oil Corp.	192,986	8,670,375
	Waste Connections, Inc.	52,564	7,313,180
	West Fraser Timber Co. Ltd.	72,167	5,220,036
#	Wheaton Precious Metals Corp.	77,871	3,845,270
#	Whitecap Resources, Inc.	591,209	4,660,377
	WSP Global, Inc.	36,783	4,854,536

TOTAL CANADA			581,372,598

CHINA — (0.0%)
Ω	BOC Aviation Ltd.	37,700	298,809

DENMARK — (2.7%)
	AP Moller - Maersk AS, Class A	764	1,365,415
	AP Moller - Maersk AS, Class B	953	1,722,597
	Carlsberg AS, Class B	47,226	7,815,748
	Chr Hansen Holding AS	48,984	3,812,397
	Coloplast AS, Class B	40,338	5,811,932
*	Danske Bank AS	261,093	5,518,144
*	Demant AS	52,005	2,228,725
	DSV AS	47,095	8,863,387
*	Genmab AS	19,432	7,985,862

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Novo Nordisk AS, Sponsored ADR	45,587	$7,617,132
	Novo Nordisk AS, Class B	461,515	76,775,028
	Novozymes AS, Class B	78,331	4,078,122
Ω	Orsted AS	37,774	3,390,219
	Pandora AS	76,835	7,111,987
	Rockwool AS, Class A	43	10,353
	Rockwool AS, Class B	4,499	1,089,669
	Topdanmark AS	16,991	896,950
	Tryg AS	132,631	3,134,465
*	Vestas Wind Systems AS	272,040	7,527,506

TOTAL DENMARK			156,755,638

FINLAND — (1.1%)
	Elisa Oyj	79,278	4,923,266
	Fortum Oyj	167,954	2,508,558
	Kesko Oyj, Class A	57,974	1,202,999
	Kesko Oyj, Class B	169,381	3,531,228
	Kone Oyj, Class B	107,052	6,107,396
	Metso Outotec Oyj	357,940	3,951,916
	Neste Oyj	126,038	6,108,359
	Nokia Oyj	1,718,223	7,274,423
#	Nokia Oyj, Sponsored ADR	120,812	506,202
	Nordea Bank Abp.	747,679	8,302,690
	Orion Oyj, Class B	51,137	2,402,063
	Sampo Oyj, Class A	167,794	8,509,665
	Stora Enso Oyj, Class R	289,596	3,674,060
	UPM-Kymmene Oyj	258,602	8,246,921

TOTAL FINLAND.			67,249,746

FRANCE — (10.1%)
*	Accor SA	81,247	2,882,408
*	Aeroports de Paris	8,073	1,282,848
	Air Liquide SA	111,890	20,127,924
#	Airbus SE	172,375	24,138,478
Ω	ALD SA	18,406	221,735
	Alstom SA	149,327	3,753,269
Ω	Amundi SA	28,160	1,844,898
	Arkema SA	52,317	5,176,401
	AXA SA	416,283	13,587,553
	BioMerieux	14,576	1,526,185
	BNP Paribas SA	263,532	17,027,702
#	Bollore SE	356,077	2,405,430
	Bouygues SA	161,160	5,901,556
	Bureau Veritas SA	147,122	4,242,278
	Capgemini SE	42,500	7,750,187
	Carrefour SA	475,879	9,898,572
	Cie de Saint-Gobain	210,307	12,175,661
	Cie Generale des Etablissements Michelin SCA	410,970	13,088,402
	Credit Agricole SA	281,798	3,444,566
	Danone SA	141,798	9,384,710
	Dassault Aviation SA	9,740	1,903,369
	Dassault Systemes SE	130,587	5,301,262
	Edenred	63,753	4,142,264
	Eiffage SA	77,712	9,249,579
	Engie SA	616,001	9,858,657
	EssilorLuxottica SA	52,257	10,345,843
	Eurazeo SE	6,421	458,484
	Eurofins Scientific SE	61,652	4,306,381

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
Ω	Euronext NV	43,909	$3,492,050
*	Faurecia SE	3,490	72,178
	Getlink SE	135,102	2,524,954
	Hermes International	9,337	20,271,331
	Ipsen SA	29,135	3,533,061
	Kering SA	22,325	14,296,187
Ω	La Francaise des Jeux SAEM	49,664	2,122,731
	Legrand SA	93,619	8,861,407
	L’Oreal SA	60,975	29,140,988
	LVMH Moet Hennessy Louis Vuitton SE	80,391	77,326,587
	Orange SA, Sponsored ADR	22,324	290,658
	Orange SA	1,534,917	19,978,349
	Pernod Ricard SA	41,934	9,684,617
	Publicis Groupe SA	118,727	9,706,771
	Remy Cointreau SA	8,773	1,517,975
*	Renault SA	109,123	4,053,151
	Rexel SA	142,203	3,293,934
	Safran SA	63,519	9,878,458
	Sanofi.	216,767	23,360,608
	Sartorius Stedim Biotech.	7,879	2,110,774
	Schneider Electric SE	118,448	20,656,488
	Societe Generale SA	356,806	8,666,198
	Sodexo SA	44,242	4,741,328
	Sodexo, Inc.	16,625	1,780,616
*	SOITEC	9,453	1,396,245
	STMicroelectronics NV	178,896	7,652,649
	STMicroelectronics NV	40,867	1,752,377
#	Teleperformance	20,262	4,049,473
	Thales SA	30,885	4,713,155
	TotalEnergies SE, Sponsored ADR	18,895	1,207,957
	TotalEnergies SE	919,458	58,753,284
#	Veolia Environnement SA, ADR	34,172	542,310
	Veolia Environnement SA	106,407	3,369,373
	Vinci SA	172,447	21,330,179
	Vivendi SE	313,740	3,446,257
*Ω	Worldline SA	90,067	3,918,159

TOTAL FRANCE			598,919,419

GERMANY — (6.9%)
	Adidas AG	48,528	8,546,073
	Allianz SE	112,391	28,222,162
	Allianz SE, ADR	157,779	3,949,208
	BASF SE	283,028	14,639,378
	Bayer AG	362,228	23,905,702
	Bayerische Motoren Werke AG	99,560	11,159,122
	Bechtle AG	22,087	1,027,248
	Beiersdorf AG	15,444	2,156,436
	Brenntag SE	113,353	9,238,794
	Carl Zeiss Meditec AG	9,280	1,248,181
*	Commerzbank AG	540,702	6,008,879
	Continental AG	55,760	3,912,521
*Ω	Covestro AG	149,751	6,569,643
*	CTS Eventim AG & Co. KGaA	12,972	854,663
*	Daimler Truck Holding AG	233,437	7,713,449
*Ω	Delivery Hero SE	31,585	1,262,490
	Deutsche Bank AG	742,745	8,177,299
	Deutsche Boerse AG	52,231	9,960,907
*	Deutsche Lufthansa AG	346,934	3,729,514
	Deutsche Post AG	335,704	16,147,221

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Deutsche Telekom AG	1,271,712	$30,663,235
	Deutsche Wohnen SE	16,485	373,262
Ω	DWS Group GmbH & Co. KGaA	17,259	573,868
	E.ON SE	1,072,548	14,187,392
	Evonik Industries AG	120,082	2,620,968
	Fresenius Medical Care AG & Co. KGaA	114,475	5,554,780
	Fresenius SE & Co. KGaA	205,170	5,944,589
	GEA Group AG	72,669	3,417,831
	Hannover Rueck SE	17,608	3,762,108
#Ω	Hapag-Lloyd AG	11,492	3,573,459
	HeidelbergCement AG	89,397	6,771,070
	Hella GmbH & Co. KGaA	826	69,852
	Henkel AG & Co. KGaA	24,639	1,822,159
	Infineon Technologies AG	335,425	12,215,096
	Knorr-Bremse AG	32,189	2,256,182
	Mercedes-Benz Group AG	320,152	24,967,376
	Merck KGaA	26,704	4,789,864
	MTU Aero Engines AG	17,122	4,495,714
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	29,532	11,098,936
	Nemetschek SE	32,759	2,560,552
	Puma SE	49,619	2,907,577
*	QIAGEN NV	92,142	4,116,104
	Rational AG	2,164	1,567,319
	Rheinmetall AG	24,323	7,124,031
	RTL Group SA	27,409	1,284,773
	RWE AG	148,737	6,973,719
	SAP SE	154,573	20,916,220
	Siemens AG	171,082	28,199,841
*	Siemens Energy AG	188,562	4,628,084
Ω	Siemens Healthineers AG	48,068	2,995,869
	Symrise AG	26,361	3,185,002
*	Talanx AG	29,099	1,463,556
	Telefonica Deutschland Holding AG	1,005,777	3,398,493
	Volkswagen AG	13,157	2,208,964
	Vonovia SE	176,675	3,831,820
	Wacker Chemie AG	13,133	2,031,039
*Ω	Zalando SE	65,264	2,684,273

TOTAL GERMANY			409,663,867

HONG KONG — (2.1%)
	AIA Group Ltd.	3,249,000	35,372,095
	BOC Hong Kong Holdings Ltd.	945,000	2,983,102
Ω	Budweiser Brewing Co. APAC Ltd.	404,800	1,169,552
#*	Cathay Pacific Airways Ltd.	1,192,000	1,153,417
	Chow Tai Fook Jewellery Group Ltd.	663,800	1,333,051
	CK Asset Holdings Ltd.	631,986	3,737,010
	CK Hutchison Holdings Ltd.	862,962	5,769,270
	CK Infrastructure Holdings Ltd.	226,000	1,286,705
	CLP Holdings Ltd.	317,400	2,363,272
Ω	ESR Group Ltd.	764,400	1,194,868
*	Galaxy Entertainment Group Ltd.	370,000	2,633,398
	Hang Lung Properties Ltd.	1,105,000	2,019,859
	Hang Seng Bank Ltd.	169,400	2,510,990
	Henderson Land Development Co. Ltd.	572,571	2,038,768
	HK Electric Investments & HK Electric Investments Ltd.	966,500	609,494
	HKT Trust & HKT Ltd.	3,186,000	4,187,269
	Hong Kong & China Gas Co. Ltd.	4,349,661	3,862,198
	Hong Kong Exchanges & Clearing Ltd.	349,451	14,508,122
*	MGM China Holdings Ltd.	198,400	270,989

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	MTR Corp. Ltd.	365,314	$1,825,299
	New World Development Co. Ltd.	813,215	2,168,744
	PCCW Ltd.	683,000	356,272
	Power Assets Holdings Ltd.	277,707	1,586,900
	Prada SpA	186,900	1,376,085
*Ω	Samsonite International SA	576,300	1,826,205
*	Sands China Ltd.	294,800	1,055,802
	Sino Land Co. Ltd.	1,779,504	2,398,008
	SITC International Holdings Co. Ltd.	1,134,000	2,097,540
	Sun Hung Kai Properties Ltd.	274,108	3,816,482
	Swire Pacific Ltd., Class A	235,500	1,869,429
	Swire Pacific Ltd., Class B	387,500	491,975
	Swire Properties Ltd.	188,600	506,906
	Techtronic Industries Co. Ltd.	442,000	4,781,771
Ω	WH Group Ltd.	7,920,235	4,409,499
	Wharf Real Estate Investment Co. Ltd.	312,609	1,802,727
*	Wynn Macau Ltd.	425,600	460,452
	Xinyi Glass Holdings Ltd.	1,617,000	2,958,366

TOTAL HONG KONG			124,791,891

IRELAND — (0.8%)
	AIB Group PLC	467,557	2,010,764
	Bank of Ireland Group PLC	636,858	6,586,969
	CRH PLC, Sponsored ADR	319,684	15,504,674
*	Flutter Entertainment PLC	36,186	7,239,323
	Kerry Group PLC, Class A	32,177	3,395,938
	Kingspan Group PLC	54,673	3,788,825
	Smurfit Kappa Group PLC	181,890	6,738,867

TOTAL IRELAND			45,265,360

ISRAEL — (0.6%)
*	Airport City Ltd.	22,079	282,767
	Alony Hetz Properties & Investments Ltd.	55,963	441,900
	Amot Investments Ltd.	66,234	351,006
	Ashtrom Group Ltd.	33,311	524,995
	Azrieli Group Ltd.	7,368	429,673
	Bank Hapoalim BM	391,423	3,371,948
	Bank Leumi Le-Israel BM	497,245	3,941,503
	Bezeq The Israeli Telecommunication Corp. Ltd.	572,050	778,804
*	Big Shopping Centers Ltd.	2,966	252,954
	Delek Group Ltd.	10,168	1,107,652
#	Elbit Systems Ltd.	5,040	928,807
	Electra Ltd.	961	412,795
	Energix-Renewable Energies Ltd.	57,459	170,994
*	Enlight Renewable Energy Ltd.	26,462	438,539
#*	Fattal Holdings 1998 Ltd.	3,098	278,349
	First International Bank of Israel Ltd.	26,357	957,656
	Gav-Yam Lands Corp. Ltd.	14,388	103,840
	Harel Insurance Investments & Financial Services Ltd.	142,775	1,281,561
	ICL Group Ltd.	191,591	1,189,938
	Israel Discount Bank Ltd., Class A	719,148	3,574,053
	Kenon Holdings Ltd.	9,009	239,675
	Matrix IT Ltd.	12,504	224,707
	Maytronics Ltd.	9,731	102,394
	Melisron Ltd.	6,899	461,212
*	Migdal Insurance & Financial Holdings Ltd.	4,581	4,940
#	Mivne Real Estate KD Ltd.	148,767	416,736
	Mizrahi Tefahot Bank Ltd.	50,700	1,662,618

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#*	Nice Ltd., Sponsored ADR	9,377	$1,913,002
*	Nova Ltd.	10,161	944,786
*	OPC Energy Ltd.	20,000	142,710
*	Perion Network Ltd.	8,770	316,045
	Phoenix Holdings Ltd.	136,655	1,466,084
#	Shapir Engineering & Industry Ltd.	32,809	234,475
	Shufersal Ltd.	67,756	345,375
	Strauss Group Ltd.	11,004	245,368
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	239,724	2,092,791
*	Tower Semiconductor Ltd.	71,467	3,158,181

TOTAL ISRAEL			34,790,833

ITALY — (2.0%)
	Amplifon SpA	66,280	2,433,132
	Assicurazioni Generali SpA	265,633	5,532,635
	Banca Mediolanum SpA	96,969	876,729
	Banco BPM SpA	23,774	96,667
	CNH Industrial NV	85,854	1,208,123
	Davide Campari-Milano NV	94,542	1,218,407
	DiaSorin SpA	5,437	590,527
	Enel SpA	2,157,960	14,743,430
	Eni SpA	961,040	14,518,833
	Ferrari NV	35,768	9,966,805
	FinecoBank Banca Fineco SpA	237,914	3,606,226
Ω	Infrastrutture Wireless Italiane SpA	91,240	1,266,367
	Intesa Sanpaolo SpA	3,384,258	8,898,538
	Leonardo SpA	73,472	875,558
	Mediobanca Banca di Credito Finanziario SpA	293,203	3,148,760
	Moncler SpA	56,996	4,228,030
*Ω	Nexi SpA	220,310	1,826,764
Ω	Poste Italiane SpA	160,848	1,673,936
	Prysmian SpA	90,379	3,698,818
	Recordati Industria Chimica e Farmaceutica SpA	60,469	2,783,535
	Snam SpA	506,687	2,816,002
#	Stellantis NV	852,765	14,144,448
	Stellantis NV	26,989	448,827
#*	Telecom Italia SpA	392,456	115,426
*	Telecom Italia SpA	4,281,711	1,236,494
*	Telecom Italia SpA, Sponsored ADR	53,165	155,401
	Tenaris SA	101,644	1,454,045
	Tenaris SA, ADR	24,326	698,399
	Terna - Rete Elettrica Nazionale	354,252	3,066,314
	UniCredit SpA	460,280	9,120,666
#	UnipolSai Assicurazioni SpA	244,332	657,302

TOTAL ITALY			117,105,144

JAPAN — (19.4%)
	ABC-Mart, Inc.	5,900	335,289
	Acom Co. Ltd.	211,300	517,714
	Advantest Corp.	58,100	4,527,842
	Aeon Co. Ltd.	212,200	4,325,060
	AEON Financial Service Co. Ltd.	13,800	122,925
	Aeon Mall Co. Ltd.	38,848	523,770
	AGC, Inc.	131,300	4,895,502
	Air Water, Inc.	175,500	2,217,579
	Aisin Corp.	99,500	2,920,470
	Ajinomoto Co., Inc.	129,500	4,657,383
	Alfresa Holdings Corp.	87,600	1,268,403

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Alps Alpine Co. Ltd.	195,400	$1,784,012
	Amada Co. Ltd.	164,800	1,538,737
	Amvis Holdings, Inc.	2,100	45,732
*	ANA Holdings, Inc.	30,900	674,023
#	Aozora Bank Ltd.	50,200	900,537
	Asahi Group Holdings Ltd.	114,000	4,404,284
	Asahi Intecc Co. Ltd.	60,100	1,087,584
	Asahi Kasei Corp.	743,800	5,253,577
	Asics Corp.	37,500	1,048,174
	Astellas Pharma, Inc.	348,875	5,255,648
	Azbil Corp.	36,000	1,006,803
	Bandai Namco Holdings, Inc.	178,200	4,047,886
	Bank of Kyoto Ltd.	27,788	1,367,237
	BayCurrent Consulting, Inc.	33,000	1,147,080
	Benefit One, Inc.	34,600	476,244
	BIPROGY, Inc.	49,200	1,186,191
	Bridgestone Corp.	187,413	7,526,195
	Brother Industries Ltd.	195,300	3,067,233
	Calbee, Inc.	45,100	975,274
	Canon Marketing Japan, Inc.	28,600	715,084
	Canon, Inc., Sponsored ADR	22,768	540,057
	Canon, Inc.	205,100	4,884,937
	Capcom Co. Ltd.	48,600	1,826,271
	Casio Computer Co. Ltd.	93,900	893,440
	Central Japan Railway Co.	28,945	3,583,352
	Chiba Bank Ltd.	198,137	1,293,840
	Chubu Electric Power Co., Inc.	146,800	1,637,166
	Chugai Pharmaceutical Co. Ltd.	183,900	4,745,657
	Coca-Cola Bottlers Japan Holdings, Inc.	65,560	706,491
	COMSYS Holdings Corp.	60,800	1,163,478
	Concordia Financial Group Ltd.	460,464	1,747,166
	Cosmo Energy Holdings Co. Ltd.	80,000	2,557,526
#	Cosmos Pharmaceutical Corp.	8,800	865,526
	Credit Saison Co. Ltd.	127,600	1,767,886
	CyberAgent, Inc.	174,500	1,522,791
	Dai Nippon Printing Co. Ltd.	80,600	2,316,936
	Daicel Corp.	237,000	1,868,475
	Daifuku Co. Ltd.	93,147	1,716,213
	Dai-ichi Life Holdings, Inc.	289,065	5,376,831
	Daiichi Sankyo Co. Ltd.	215,738	7,402,964
	Daikin Industries Ltd.	67,500	12,260,097
	Daito Trust Construction Co. Ltd.	31,700	3,004,453
	Daiwa House Industry Co. Ltd.	228,500	5,824,117
	Daiwa Securities Group, Inc.	513,300	2,384,121
*	DeNA Co. Ltd.	41,400	581,452
	Denka Co. Ltd.	80,900	1,620,221
	Denso Corp.	97,100	5,861,304
	Dentsu Group, Inc.	104,882	3,779,404
	DIC Corp.	65,900	1,217,398
	Disco Corp.	28,200	3,210,716
	Dowa Holdings Co. Ltd.	43,140	1,409,404
	East Japan Railway Co.	60,400	3,456,185
	Ebara Corp.	73,200	3,202,596
	Eisai Co. Ltd.	37,100	2,140,792
	Electric Power Development Co. Ltd.	50,000	799,487
	ENEOS Holdings, Inc.	2,373,370	8,443,321
	EXEO Group, Inc.	45,800	849,824
	Ezaki Glico Co. Ltd.	16,600	426,963
	Fancl Corp.	34,000	588,392

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	FANUC Corp.	168,500	$5,690,446
	Fast Retailing Co. Ltd.	52,500	12,432,086
	Food & Life Cos. Ltd.	49,800	1,199,492
	FP Corp.	31,200	776,104
	Fuji Electric Co. Ltd.	55,500	2,240,284
	Fuji Kyuko Co. Ltd.	4,800	184,377
	Fuji Media Holdings, Inc.	21,500	201,556
	Fuji Soft, Inc.	7,700	460,031
	FUJIFILM Holdings Corp.	69,100	3,601,488
	Fujikura Ltd.	168,300	1,147,489
	Fujitsu General Ltd.	18,600	478,471
	Fujitsu Ltd.	59,744	7,962,514
	Fukuoka Financial Group, Inc.	88,700	1,670,671
	Fuyo General Lease Co. Ltd.	2,900	212,237
	GMO internet group, Inc.	38,900	782,538
	GMO Payment Gateway, Inc.	9,000	703,906
	Goldwin, Inc.	8,000	726,897
	Hachijuni Bank Ltd.	24,900	111,555
	Hakuhodo DY Holdings, Inc.	120,100	1,415,178
	Hamamatsu Photonics KK	28,700	1,521,497
	Hankyu Hanshin Holdings, Inc.	86,548	2,702,140
	Harmonic Drive Systems, Inc.	19,800	605,369
	Haseko Corp.	258,800	3,159,514
	Hikari Tsushin, Inc.	5,800	791,381
*	Hino Motors Ltd.	209,400	825,060
	Hirose Electric Co. Ltd.	9,900	1,336,093
	Hisamitsu Pharmaceutical Co., Inc.	19,380	536,043
	Hitachi Construction Machinery Co. Ltd.	57,000	1,404,587
	Hitachi Ltd.	304,915	16,866,256
	Honda Motor Co. Ltd., Sponsored ADR	30,582	812,870
	Honda Motor Co. Ltd.	344,569	9,139,011
	Horiba Ltd.	24,400	1,344,261
	Hoshizaki Corp.	26,000	915,751
	House Foods Group, Inc.	27,900	613,468
	Hoya Corp.	112,100	11,754,243
	Hulic Co. Ltd.	203,600	1,753,007
	Ibiden Co. Ltd.	57,700	2,270,276
	Idemitsu Kosan Co. Ltd.	160,639	3,420,493
	IHI Corp.	103,600	2,610,523
	Iida Group Holdings Co. Ltd.	65,750	1,168,988
	Information Services International-Dentsu Ltd.	13,500	475,906
	INFRONEER Holdings, Inc.	150,700	1,190,317
	Inpex Corp.	417,117	4,564,530
	Internet Initiative Japan, Inc.	47,200	976,767
	Isetan Mitsukoshi Holdings Ltd.	149,580	1,651,476
	Isuzu Motors Ltd.	348,193	4,111,817
#	Ito En Ltd.	24,200	748,562
#	ITOCHU Corp.	370,100	12,278,016
	Itochu Techno-Solutions Corp.	31,600	818,300
	Iwatani Corp.	32,900	1,557,577
	J Front Retailing Co. Ltd.	180,800	1,901,519
	Japan Airlines Co. Ltd.	34,300	654,327
	Japan Airport Terminal Co. Ltd.	7,600	372,423
	Japan Exchange Group, Inc.	174,400	2,831,869
	Japan Post Bank Co. Ltd.	71,900	574,162
	Japan Post Holdings Co. Ltd.	509,190	4,191,614
	Japan Post Insurance Co. Ltd.	62,700	1,018,190
	Japan Tobacco, Inc.	349,900	7,528,753
	JFE Holdings, Inc.	366,613	4,337,140

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	JGC Holdings Corp.	105,200	$1,316,080
	JSR Corp.	43,100	1,000,068
	JTEKT Corp.	134,360	1,109,545
	Kadokawa Corp.	30,600	652,599
	Kagome Co. Ltd.	23,200	563,502
	Kajima Corp.	214,800	2,841,920
	Kakaku.com, Inc.	64,300	884,685
	Kamigumi Co. Ltd.	48,000	1,051,961
	Kaneka Corp.	34,800	925,808
	Kansai Electric Power Co., Inc.	166,900	1,801,636
	Kansai Paint Co. Ltd.	51,400	724,636
	Kao Corp.	131,100	5,297,550
	Kawasaki Heavy Industries Ltd.	122,400	2,662,720
#	Kawasaki Kisen Kaisha Ltd.	64,600	1,539,439
	KDDI Corp.	559,200	17,457,179
	Keihan Holdings Co. Ltd.	40,900	1,125,826
	Keikyu Corp.	82,500	801,896
	Keio Corp.	24,700	917,356
	Keisei Electric Railway Co. Ltd.	24,000	846,934
	Kewpie Corp.	53,000	889,726
	Keyence Corp.	41,604	18,761,576
	Kikkoman Corp.	31,400	1,859,938
	Kinden Corp.	65,500	893,073
	Kintetsu Group Holdings Co. Ltd.	32,128	1,084,553
	Kirin Holdings Co. Ltd.	154,600	2,511,526
	Kobayashi Pharmaceutical Co. Ltd.	9,900	617,780
	Kobe Bussan Co. Ltd.	34,800	973,300
	Kobe Steel Ltd.	186,100	1,386,601
	Koei Tecmo Holdings Co. Ltd.	17,524	322,262
	Koito Manufacturing Co. Ltd.	80,300	1,553,280
	Komatsu Ltd.	298,500	7,423,655
	Konami Group Corp.	31,200	1,535,164
	Konica Minolta, Inc.	236,800	987,780
	Kose Corp.	5,790	675,665
	Kotobuki Spirits Co. Ltd.	2,100	155,074
	K’s Holdings Corp.	114,556	1,015,336
	Kubota Corp.	217,200	3,291,229
	Kuraray Co. Ltd.	290,700	2,718,514
	Kurita Water Industries Ltd.	43,400	1,818,844
	Kyocera Corp.	66,215	3,475,462
	Kyowa Kirin Co. Ltd.	44,200	983,511
*	Kyushu Electric Power Co., Inc.	146,300	851,889
	Kyushu Railway Co.	43,600	990,102
	Lasertec Corp.	22,800	3,101,849
	Lawson, Inc.	26,800	1,217,300
	Lion Corp.	114,700	1,250,439
	Lixil Corp.	162,940	2,564,843
	M3, Inc.	132,200	3,244,977
	Mabuchi Motor Co. Ltd.	20,600	581,377
	Makita Corp.	84,900	2,395,088
	Marubeni Corp.	429,500	6,095,975
	Marui Group Co. Ltd.	81,400	1,296,916
	Maruichi Steel Tube Ltd.	30,900	698,992
	MatsukiyoCocokara & Co.	30,580	1,637,554
	Mazda Motor Corp.	269,499	2,438,827
#	McDonald’s Holdings Co. Japan Ltd.	26,100	1,087,332
	Mebuki Financial Group, Inc.	513,249	1,314,767
	Medipal Holdings Corp.	89,050	1,360,499
	MEIJI Holdings Co. Ltd.	124,624	3,007,141

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Mercari, Inc.	25,900	$445,396
	Minebea Mitsumi, Inc.	163,900	3,035,203
	MISUMI Group, Inc.	87,000	2,194,766
	Mitsubishi Chemical Group Corp.	946,690	5,553,889
	Mitsubishi Corp.	301,400	11,174,663
	Mitsubishi Electric Corp.	432,900	5,367,476
	Mitsubishi Estate Co. Ltd.	290,353	3,578,398
	Mitsubishi Gas Chemical Co., Inc.	97,500	1,419,451
	Mitsubishi HC Capital, Inc.	613,970	3,186,955
	Mitsubishi Heavy Industries Ltd.	120,200	4,558,012
	Mitsubishi Logistics Corp.	28,700	711,163
	Mitsubishi Materials Corp.	62,400	1,021,776
*	Mitsubishi Motors Corp.	306,899	1,179,607
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	908,164	5,703,270
	Mitsubishi UFJ Financial Group, Inc.	1,563,572	9,787,230
	Mitsui & Co. Ltd., Sponsored ADR	2,003	1,257,604
	Mitsui & Co. Ltd.	284,455	8,880,318
	Mitsui Chemicals, Inc.	135,100	3,418,165
	Mitsui Fudosan Co. Ltd.	188,200	3,738,030
	Mitsui High-Tec, Inc.	10,700	645,275
#	Mitsui OSK Lines Ltd.	117,900	2,922,813
	Miura Co. Ltd.	32,700	871,039
	Mizuho Financial Group, Inc.	501,612	7,271,282
	MonotaRO Co. Ltd.	62,000	937,991
	MS&AD Insurance Group Holdings, Inc.	92,695	3,042,463
	Murata Manufacturing Co. Ltd.	159,900	9,072,114
	Nabtesco Corp.	46,600	1,123,224
	Nagoya Railroad Co. Ltd.	64,428	1,039,360
	Nankai Electric Railway Co. Ltd.	38,100	888,840
	NEC Corp.	139,055	5,347,387
	NEC Networks & System Integration Corp.	28,800	359,007
	NET One Systems Co. Ltd.	55,600	1,310,957
	Nexon Co. Ltd.	73,800	1,667,168
	NGK Insulators Ltd.	163,900	2,057,244
	NH Foods Ltd.	49,000	1,429,966
	Nichirei Corp.	82,300	1,688,392
	Nidec Corp.	111,300	5,507,353
	Nifco, Inc.	62,500	1,797,529
	Nihon Kohden Corp.	32,000	885,395
	Nihon M&A Center Holdings, Inc.	124,600	952,423
	Nikon Corp.	150,800	1,558,830
	Nintendo Co. Ltd.	305,000	12,894,598
	Nippon Electric Glass Co. Ltd.	28,800	549,798
	Nippon Express Holdings, Inc.	54,000	3,168,824
	Nippon Paint Holdings Co. Ltd.	116,500	1,051,091
	Nippon Sanso Holdings Corp.	93,700	1,690,599
	Nippon Shinyaku Co. Ltd.	25,700	1,175,227
	Nippon Steel Corp.	314,942	6,726,345
	Nippon Telegraph & Telephone Corp.	296,900	9,059,600
#	Nippon Yusen KK	264,600	6,254,850
	Nissan Chemical Corp.	43,300	1,924,341
	Nissan Motor Co. Ltd.	589,600	2,149,938
	Nisshin Seifun Group, Inc.	89,270	1,082,082
	Nissin Foods Holdings Co. Ltd.	18,900	1,822,187
	Niterra Co. Ltd.	119,400	2,502,603
	Nitori Holdings Co. Ltd.	24,700	3,145,195
	Nitto Denko Corp.	74,900	4,842,151
	NOF Corp.	33,800	1,544,370
	Nomura Holdings, Inc.	405,500	1,453,677

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Nomura Holdings, Inc., Sponsored ADR	506,061	$1,801,577
	Nomura Real Estate Holdings, Inc.	72,800	1,814,104
	Nomura Research Institute Ltd.	105,834	2,662,736
	NS Solutions Corp.	16,900	459,933
	NSK Ltd.	214,653	1,211,913
	NTT Data Corp.	204,600	2,779,111
	Obayashi Corp.	324,700	2,706,949
#	OBIC Business Consultants Co. Ltd.	9,700	368,344
	Obic Co. Ltd.	15,300	2,357,350
	Odakyu Electric Railway Co. Ltd.	55,400	773,845
	Oji Holdings Corp.	663,600	2,607,748
	Olympus Corp.	340,700	5,964,436
	Omron Corp.	43,400	2,545,805
	Ono Pharmaceutical Co. Ltd.	111,900	2,253,117
	Open House Group Co. Ltd.	34,000	1,359,073
	Oracle Corp.	12,300	882,756
	Oriental Land Co. Ltd.	158,500	5,609,185
	ORIX Corp.	361,800	6,155,130
	Osaka Gas Co. Ltd.	85,500	1,414,272
	Otsuka Corp.	35,600	1,295,806
	Otsuka Holdings Co. Ltd.	70,300	2,391,659
	PALTAC Corp.	11,700	448,892
	Pan Pacific International Holdings Corp.	119,100	2,225,614
	Panasonic Holdings Corp.	756,387	7,124,241
	Panasonic Holdings Corp., ADR	83,890	786,888
*	Park24 Co. Ltd.	75,700	1,170,101
*	PeptiDream, Inc.	14,700	198,611
	Persol Holdings Co. Ltd.	56,800	1,171,183
	Pigeon Corp.	30,500	474,933
	Pola Orbis Holdings, Inc.	26,900	373,914
	Rakus Co. Ltd.	28,300	430,142
	Rakuten Group, Inc.	229,713	1,145,797
	Recruit Holdings Co. Ltd.	381,000	10,688,416
	Relo Group, Inc.	63,800	991,859
*	Renesas Electronics Corp.	329,000	4,287,676
	Resona Holdings, Inc.	620,631	3,093,200
	Resonac Holdings Corp.	182,800	2,894,682
	Ricoh Co. Ltd.	258,400	2,139,481
	Rinnai Corp.	43,500	1,051,402
	Rohm Co. Ltd.	34,562	2,602,109
	Rohto Pharmaceutical Co. Ltd.	54,300	1,126,566
	Ryohin Keikaku Co. Ltd.	135,300	1,423,807
	Sankyo Co. Ltd.	9,400	414,694
	Sankyu, Inc.	50,500	1,781,120
	Sanrio Co. Ltd.	20,100	930,265
	Santen Pharmaceutical Co. Ltd.	180,600	1,519,501
	Sanwa Holdings Corp.	162,800	1,783,173
	SBI Holdings, Inc.	126,350	2,467,711
*	SBI Shinsei Bank Ltd.	27,200	488,103
	SCREEN Holdings Co. Ltd.	23,500	1,911,471
	SCSK Corp.	66,300	1,000,985
	Secom Co. Ltd.	46,000	2,945,564
	Sega Sammy Holdings, Inc.	57,448	1,073,790
	Seibu Holdings, Inc.	91,200	1,020,745
	Seiko Epson Corp.	199,100	3,044,983
	Seino Holdings Co. Ltd.	71,200	790,462
	Sekisui Chemical Co. Ltd.	177,100	2,520,567
	Sekisui House Ltd.	165,160	3,395,465
	Seven & I Holdings Co. Ltd.	242,776	11,001,987

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Seven Bank Ltd.	441,500	$903,745
	SG Holdings Co. Ltd.	109,000	1,568,490
*	Sharp Corp.	164,400	1,171,679
*	SHIFT, Inc.	5,400	1,005,276
	Shimadzu Corp.	72,000	2,251,927
	Shimamura Co. Ltd.	11,854	1,088,249
	Shimano, Inc.	21,000	3,247,700
	Shimizu Corp.	265,700	1,622,632
	Shin-Etsu Chemical Co. Ltd.	533,500	15,223,858
	Shinko Electric Industries Co. Ltd.	40,200	1,193,599
	Shionogi & Co. Ltd.	59,600	2,667,966
	Shiseido Co. Ltd.	96,900	4,857,188
	Shizuoka Financial Group, Inc.	202,870	1,529,162
	SHO-BOND Holdings Co. Ltd.	15,300	653,860
#*	Skylark Holdings Co. Ltd.	139,100	1,866,341
	SMC Corp.	10,200	5,087,197
	SMS Co. Ltd.	28,300	665,053
	SoftBank Corp.	682,000	7,678,508
	SoftBank Group Corp.	257,876	9,670,972
	Sohgo Security Services Co. Ltd.	52,900	1,477,457
	Sojitz Corp.	120,399	2,535,785
	Sompo Holdings, Inc.	73,094	3,050,183
	Sony Group Corp.	371,800	33,638,122
	Square Enix Holdings Co. Ltd.	27,500	1,353,251
	Stanley Electric Co. Ltd.	75,300	1,698,610
	Subaru Corp.	352,786	5,758,107
	Sugi Holdings Co. Ltd.	25,000	1,060,621
	SUMCO Corp.	218,400	3,007,729
	Sumitomo Chemical Co. Ltd.	762,248	2,575,803
	Sumitomo Corp.	265,000	4,749,557
	Sumitomo Electric Industries Ltd.	353,200	4,507,629
	Sumitomo Forestry Co. Ltd.	113,600	2,454,238
	Sumitomo Heavy Industries Ltd.	88,500	2,138,337
	Sumitomo Metal Mining Co. Ltd.	158,736	5,858,739
	Sumitomo Mitsui Financial Group, Inc.	271,540	11,098,823
	Sumitomo Mitsui Trust Holdings, Inc.	95,840	3,454,822
	Sumitomo Pharma Co. Ltd.	88,369	554,395
	Sumitomo Realty & Development Co. Ltd.	145,400	3,394,978
	Sumitomo Rubber Industries Ltd.	148,400	1,361,112
	Sundrug Co. Ltd.	47,800	1,317,493
	Suntory Beverage & Food Ltd.	58,500	2,202,254
	Suzuken Co. Ltd.	33,738	960,207
	Suzuki Motor Corp.	105,300	3,671,647
	Sysmex Corp.	52,200	3,357,670
	T&D Holdings, Inc.	190,200	2,329,256
	Taiheiyo Cement Corp.	78,200	1,402,215
	Taisei Corp.	76,300	2,595,032
	Taisho Pharmaceutical Holdings Co. Ltd.	16,200	699,611
	Taiyo Yuden Co. Ltd.	63,100	1,932,035
	Takashimaya Co. Ltd.	72,500	1,070,993
	Takeda Pharmaceutical Co. Ltd.	343,052	11,375,308
	TBS Holdings, Inc.	17,600	265,367
#	TDK Corp.	197,602	6,793,339
	TechnoPro Holdings, Inc.	62,400	1,702,501
	Teijin Ltd.	186,000	2,077,422
	Terumo Corp.	133,900	4,009,740
	THK Co. Ltd.	72,700	1,631,020
	TIS, Inc.	79,200	2,174,809
	Tobu Railway Co. Ltd.	35,200	898,508

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Toei Animation Co. Ltd.	2,000	$203,783
	Toei Co. Ltd.	2,800	377,020
	Toho Co. Ltd.	21,800	866,038
	Toho Gas Co. Ltd.	7,000	130,973
*	Tohoku Electric Power Co., Inc.	160,400	824,702
	Tokai Carbon Co. Ltd.	69,000	627,052
	Tokio Marine Holdings, Inc.	411,243	8,268,870
	Tokyo Century Corp.	35,400	1,217,836
*	Tokyo Electric Power Co. Holdings, Inc.	350,600	1,257,046
	Tokyo Electron Ltd.	131,100	15,011,669
	Tokyo Gas Co. Ltd.	94,000	1,925,404
	Tokyo Ohka Kogyo Co. Ltd.	13,400	699,523
	Tokyo Tatemono Co. Ltd.	159,219	2,016,508
	Tokyu Corp.	94,517	1,334,212
	Tokyu Fudosan Holdings Corp.	517,000	2,623,669
	Toppan, Inc.	100,000	2,125,875
	Toray Industries, Inc.	571,293	3,237,688
	Toridoll Holdings Corp.	5,400	115,179
	Toshiba Corp.	88,800	2,861,116
	Tosoh Corp.	170,700	2,280,601
	TOTO Ltd.	42,000	1,436,472
	Toyo Seikan Group Holdings Ltd.	72,000	1,017,068
	Toyo Suisan Kaisha Ltd.	18,500	825,968
	Toyo Tire Corp.	100,800	1,200,931
	Toyoda Gosei Co. Ltd.	47,500	814,619
	Toyota Boshoku Corp.	67,300	1,065,274
	Toyota Industries Corp.	30,100	1,749,348
#	Toyota Motor Corp., Sponsored ADR	50,791	6,975,128
	Toyota Motor Corp.	2,420,615	33,235,102
	Toyota Tsusho Corp.	88,160	3,664,572
	Trend Micro, Inc.	37,800	1,847,039
	Tsuruha Holdings, Inc.	28,400	1,860,078
	Ulvac, Inc.	24,300	964,672
	Unicharm Corp.	87,100	3,516,219
	USS Co. Ltd.	72,000	1,209,887
*	Visional, Inc.	6,800	356,617
	Welcia Holdings Co. Ltd.	28,200	590,425
	West Japan Railway Co.	39,100	1,694,663
	Workman Co. Ltd.	10,900	444,025
	Yakult Honsha Co. Ltd.	24,500	1,842,742
	Yamada Holdings Co. Ltd.	365,600	1,274,017
	Yamaha Corp.	30,000	1,182,288
	Yamaha Motor Co. Ltd.	189,300	4,908,783
	Yamato Holdings Co. Ltd.	108,100	1,856,897
	Yamato Kogyo Co. Ltd.	21,200	832,886
	Yamazaki Baking Co. Ltd.	65,800	881,665
	Yaoko Co. Ltd.	11,800	618,551
	Yaskawa Electric Corp.	48,300	1,967,048
	Yokogawa Electric Corp.	53,900	875,378
	Yokohama Rubber Co. Ltd.	104,300	2,267,544
	Z Holdings Corp.	539,000	1,476,451
	Zenkoku Hosho Co. Ltd.	40,600	1,492,217
	Zensho Holdings Co. Ltd.	36,200	1,150,179
	Zeon Corp.	101,600	1,048,292
	ZOZO, Inc.	38,500	810,207

TOTAL JAPAN			1,146,305,186

NETHERLANDS — (3.6%)
#Ω	ABN AMRO Bank NV, CVA	201,391	3,227,745

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
*Ω	Adyen NV	3,907	$6,277,971
	Aegon NV	350,997	1,601,503
	Aegon NV, Class NY	524,477	2,375,881
#	Akzo Nobel NV	87,402	7,250,708
#	ArcelorMittal SA	303,729	8,647,182
	ASM International NV	18,052	6,553,768
	ASML Holding NV	30,871	19,590,956
	ASML Holding NV	82,305	52,416,762
	ASR Nederland NV	91,948	4,044,116
#	BE Semiconductor Industries NV	12,298	1,106,988
	Coca-Cola Europacific Partners PLC	102,269	6,540,282
Ω	CTP NV	28,031	367,781
#	Heineken NV	67,737	7,777,912
	IMCD NV	30,645	4,613,276
#	ING Groep NV	811,477	10,064,171
#	JDE Peet’s NV	37,519	1,141,238
	Koninklijke Ahold Delhaize NV	436,412	15,005,873
	Koninklijke KPN NV	2,295,181	8,370,261
	Koninklijke Philips NV	169,859	3,586,065
#	Koninklijke Philips NV	126,874	2,679,580
	NN Group NV	118,884	4,433,227
	OCI NV	91,239	2,404,178
	Prosus NV	151,357	11,326,581
	Randstad NV	74,085	4,025,465
	Universal Music Group NV	181,501	3,965,328
	Wolters Kluwer NV	96,704	12,812,670

TOTAL NETHERLANDS			212,207,468

NEW ZEALAND — (0.3%)
*	a2 Milk Co. Ltd.	293,662	1,072,563
*	Air New Zealand Ltd.	671,417	316,341
*	Auckland International Airport Ltd.	250,964	1,374,117
	Chorus Ltd.	377,181	2,016,781
	Contact Energy Ltd.	207,764	1,007,664
	EBOS Group Ltd.	44,945	1,233,426
	Fisher & Paykel Healthcare Corp. Ltd.	156,165	2,678,683
	Fletcher Building Ltd.	384,449	1,071,966
	Fonterra Co-operative Group Ltd.	22,286	47,615
	Genesis Energy Ltd.	175,732	294,901
	Infratil Ltd.	214,360	1,267,553
	Mainfreight Ltd.	27,514	1,221,978
	Mercury NZ Ltd.	140,960	553,680
	Meridian Energy Ltd.	240,712	815,216
	Port of Tauranga Ltd.	117,196	457,754
	Ryman Healthcare Ltd.	190,367	625,367
	Spark New Zealand Ltd.	675,725	2,189,451
	Summerset Group Holdings Ltd.	132,022	665,324
	Vector Ltd.	65,942	162,089

TOTAL NEW ZEALAND			19,072,469

NORWAY — (0.8%)
*	Adevinta ASA	61,332	472,438
	AF Gruppen ASA	5,148	78,352
#	Aker ASA, Class A	7,951	485,978
	Aker BP ASA	99,143	2,370,094
	Aker Solutions ASA	101,864	363,576
	Austevoll Seafood ASA	46,393	436,904
#	Bakkafrost P/F	13,496	983,955

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Borregaard ASA	25,982	$434,740
#	DNB Bank ASA	205,466	3,614,163
Ω	Elkem ASA	305,194	1,032,959
Ω	Entra ASA	6,847	69,577
	Equinor ASA	303,757	8,745,471
*	FLEX LNG Ltd.	14,230	491,719
#	Frontline PLC	54,697	848,547
	Gjensidige Forsikring ASA	36,071	628,347
*	Golar LNG Ltd.	6,906	156,766
	Golden Ocean Group Ltd.	102,795	946,924
	Hafnia Ltd.	63,983	347,106
	Kongsberg Gruppen ASA	19,687	884,257
	Leroy Seafood Group ASA	87,170	459,017
	Mowi ASA	92,851	1,771,533
*	NEL ASA	413,227	567,872
#*	Nordic Semiconductor ASA	57,782	625,662
#	Norsk Hydro ASA	448,618	3,301,407
	Orkla ASA	181,805	1,306,774
	Salmar ASA	12,345	548,470
	Schibsted ASA, Class A	25,439	451,666
	Schibsted ASA, Class B	34,120	552,467
	SpareBank 1 SR-Bank ASA	79,319	929,177
	Storebrand ASA	180,151	1,389,957
#	Subsea 7 SA	118,877	1,358,824
#	Telenor ASA	181,689	2,267,141
	TGS ASA	86,512	1,356,713
	TOMRA Systems ASA	59,769	916,515
	Wallenius Wilhelmsen ASA	60,983	456,399
	Yara International ASA	54,744	2,204,477

TOTAL NORWAY			43,855,944

PORTUGAL — (0.2%)
#	EDP - Energias de Portugal SA	497,099	2,739,015
	EDP Renovaveis SA	93,788	2,084,690
	Galp Energia SGPS SA	508,501	6,144,569
	Jeronimo Martins SGPS SA	75,294	1,900,060

TOTAL PORTUGAL			12,868,334

SINGAPORE — (1.0%)
	CapitaLand Ascott Trust	39,296	31,905
	Capitaland Investment Ltd.	689,250	1,929,365
	City Developments Ltd.	364,100	1,904,712
	DBS Group Holdings Ltd.	480,426	11,871,304
	DFI Retail Group Holdings Ltd.	160,100	481,848
	Genting Singapore Ltd.	1,125,900	957,831
	Great Eastern Holdings Ltd.	13,000	166,100
	Hongkong Land Holdings Ltd.	427,400	1,902,116
	Jardine Cycle & Carriage Ltd.	61,210	1,558,942
	Keppel Corp. Ltd.	524,200	2,434,063
	Olam Group Ltd.	381,455	460,417
	Oversea-Chinese Banking Corp. Ltd.	797,157	7,541,810
	Sembcorp Industries Ltd.	817,920	2,631,779
*	Sembcorp Marine Ltd.	10,004,374	933,034
	Singapore Airlines Ltd.	611,900	2,691,312
	Singapore Exchange Ltd.	396,600	2,854,181
	Singapore Technologies Engineering Ltd.	424,600	1,155,898
	Singapore Telecommunications Ltd.	1,651,850	3,165,524
	United Overseas Bank Ltd.	347,565	7,381,569

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	UOL Group Ltd.	242,187	$1,263,459
	Venture Corp. Ltd.	129,400	1,653,183
	Wilmar International Ltd.	1,406,500	4,154,401
	Yangzijiang Shipbuilding Holdings Ltd.	1,504,200	1,402,724

TOTAL SINGAPORE			60,527,477

SPAIN — (2.1%)
	Acciona SA	18,175	3,367,625
	ACS Actividades de Construccion y Servicios SA	133,998	4,607,171
*Ω	Aena SME SA	16,248	2,736,438
*	Amadeus IT Group SA	94,773	6,661,120
#	Banco Bilbao Vizcaya Argentaria SA	1,401,013	10,256,795
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	729,514	5,354,633
	Banco de Sabadell SA	1,807,851	1,884,135
#	Banco Santander SA	4,156,956	14,603,705
#	Bankinter SA	161,692	956,120
	CaixaBank SA	1,012,279	3,747,056
Ω	Cellnex Telecom SA	96,819	4,076,467
	Endesa SA	108,730	2,439,109
	Ferrovial SA	106,186	3,329,288
*	Grifols SA	48,825	502,585
	Iberdrola SA	1,381,695	17,904,141
#	Industria de Diseno Textil SA	322,128	11,073,718
	Mapfre SA	438,623	878,617
#	Naturgy Energy Group SA	33,680	1,048,670
	Red Electrica Corp. SA	169,736	3,086,028
	Repsol SA	890,789	13,085,427
	Telefonica SA, Sponsored ADR	76,125	343,324
	Telefonica SA	3,021,501	13,724,229

TOTAL SPAIN			125,666,401

SWEDEN — (2.6%)
	AAK AB	54,219	1,092,682
	AddTech AB, Class B	79,712	1,597,603
	AFRY AB	16,125	303,132
#	Alfa Laval AB	67,234	2,466,636
	Assa Abloy AB, Class B	199,102	4,743,804
	Atlas Copco AB, Class A	817,620	11,826,155
	Atlas Copco AB, Class B	495,880	6,360,554
	Atrium Ljungberg AB, Class B	12,064	224,361
#	Avanza Bank Holding AB	46,352	986,246
	Axfood AB	38,731	961,193
#	Beijer Ref AB	62,555	1,023,252
	Billerud AB	96,566	927,442
#	Boliden AB	120,439	4,304,113
Ω	Bravida Holding AB	124,115	1,511,068
#	Bure Equity AB	3,050	77,984
#	Castellum AB	47,565	578,205
	Catena AB	9,850	377,849
Ω	Dometic Group AB	33,939	243,262
	Electrolux AB, Class B	114,581	1,728,465
#	Elekta AB, Class B	138,147	1,161,567
	Epiroc AB, Class A	192,008	3,846,510
	Epiroc AB, Class B	115,155	1,982,754
	Essity AB, Class A	8,605	261,158
	Essity AB, Class B	146,574	4,441,964
Ω	Evolution AB	37,245	4,976,246
	Fabege AB	57,262	459,224

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#*	Fastighets AB Balder, Class B	108,312	$504,281
	Fortnox AB	133,813	922,365
	Getinge AB, Class B	79,031	2,005,875
#	H & M Hennes & Mauritz AB, Class B	225,500	3,306,006
	Hexagon AB, Class B	344,854	3,948,477
#	Hexatronic Group AB	72,441	612,757
#	Hexpol AB	103,407	1,218,735
	Holmen AB, Class B	30,769	1,163,985
	Hufvudstaden AB, Class A	31,720	452,325
	Husqvarna AB, Class A	12,600	108,247
	Husqvarna AB, Class B	200,647	1,731,830
	Indutrade AB	83,588	2,007,107
	Kindred Group PLC, SDR	173,479	2,135,029
	Lagercrantz Group AB, Class B	99,053	1,274,753
	Lifco AB, Class B	63,235	1,442,042
	Loomis AB	56,209	1,799,181
#	Medicover AB, Class B	22,894	377,476
*	Millicom International Cellular SA, SDR	165,670	2,971,503
	Nibe Industrier AB, Class B	236,728	2,650,613
	Nordnet AB publ	41,279	648,965
#	Orron Energy AB	44,955	52,455
*	OX2 AB	19,256	148,859
	Pandox AB	64,157	764,459
	Saab AB, Class B	26,400	1,482,341
	Sagax AB, Class B	32,558	798,607
#	Samhallsbyggnadsbolaget i Norden AB	147,663	173,697
#	Samhallsbyggnadsbolaget i Norden AB, Class D	21,471	32,527
#	Sandvik AB	320,773	6,534,086
	Sectra AB, Class B	38,037	600,616
	Securitas AB, Class B	225,286	2,019,303
#*Ω	Sinch AB	185,644	492,749
	Skandinaviska Enskilda Banken AB, Class A	320,811	3,647,870
	Skanska AB, Class B	166,180	2,718,116
	SKF AB, Class A	5,065	91,577
	SKF AB, Class B	137,927	2,498,087
	SSAB AB, Class A	149,884	1,064,454
	SSAB AB, Class B	431,312	2,915,273
	Svenska Cellulosa AB SCA, Class A	8,605	117,546
#	Svenska Cellulosa AB SCA, Class B	143,721	1,971,811
	Svenska Handelsbanken AB, Class A	292,444	2,585,142
#	Svenska Handelsbanken AB, Class B	3,612	39,688
	Sweco AB, Class B	72,597	973,225
	Swedbank AB, Class A	193,925	3,369,724
*	Swedish Orphan Biovitrum AB	43,580	1,060,540
	Tele2 AB, Class B	358,041	3,804,601
#	Telefonaktiebolaget LM Ericsson, Class A	17,870	109,589
	Telefonaktiebolaget LM Ericsson, Class B	856,460	4,715,405
	Telia Co. AB	787,982	2,193,876
#Ω	Thule Group AB	47,384	1,370,515
	Trelleborg AB, Class B	97,629	2,453,230
	Vitrolife AB	16,903	380,566
	Volvo AB, Class A	92,380	1,956,253
	Volvo AB, Class B	497,007	10,218,812
#*	Volvo Car AB, Class B	51,432	212,298
#	Wallenstam AB, Class B	102,980	408,633
	Wihlborgs Fastigheter AB	89,786	725,735

TOTAL SWEDEN			154,447,246

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (7.9%)
	ABB Ltd.	487,512	$17,586,320
	Alcon, Inc.	181,884	13,189,466
	Baloise Holding AG	15,636	2,617,360
#	Banque Cantonale VaudoiSE	5,024	528,647
	Barry Callebaut AG	1,997	4,263,774
	Chocoladefabriken Lindt & Spruengli AG	32	3,944,379
	Cie Financiere Richemont SA, Class A	119,968	19,830,805
*	Credit Suisse Group AG	391,773	352,535
	Credit Suisse Group AG, Sponsored ADR	366,545	328,021
*	DSM-Firmenich AG	62,242	8,145,094
	EMS-Chemie Holding AG	1,593	1,308,333
	Geberit AG	9,299	5,296,356
	Givaudan SA	3,711	12,980,956
	Holcim AG	196,158	12,952,846
	Julius Baer Group Ltd.	128,040	9,174,858
#	Kuehne & Nagel International AG	20,346	6,027,623
#	Logitech International SA	106,190	6,310,119
	Lonza Group AG	15,806	9,857,255
	Nestle SA	702,768	90,157,798
	Novartis AG, Sponsored ADR	195,278	20,029,664
	Novartis AG	340,245	34,804,978
	Partners Group Holding AG	7,505	7,285,350
	Roche Holding AG	7,438	2,517,030
	Roche Holding AG	205,381	64,313,036
	Schindler Holding AG	11,885	2,538,907
	SGS SA	42,225	3,821,165
	SIG Group AG	172,828	4,625,852
	Sika AG	42,519	11,744,722
	Sonova Holding AG	17,402	5,518,629
	Straumann Holding AG	29,987	4,511,561
#	Swatch Group AG	13,401	4,597,379
	Swatch Group AG	23,959	1,511,522
	Swiss Life Holding AG	11,467	7,568,869
	Swiss Prime Site AG	27,938	2,528,937
	Swiss Re AG	110,968	11,174,912
	Swisscom AG	20,449	14,039,269
*	UBS Group AG	792,163	16,083,530
#Ω	VAT Group AG	12,780	4,508,649
	Zurich Insurance Group AG	37,235	18,057,195

TOTAL SWITZERLAND			466,633,701

UNITED KINGDOM — (12.8%)
	3i Group PLC	489,969	10,901,339
	abrdn PLC	1,302,288	3,489,778
	Admiral Group PLC	58,028	1,686,533
Ω	Airtel Africa PLC	795,172	1,200,333
	Anglo American PLC	403,510	12,433,824
	Antofagasta PLC	127,906	2,352,575
	Ashtead Group PLC	159,177	9,177,528
	Associated British Foods PLC	142,156	3,502,521
	AstraZeneca PLC, Sponsored ADR	367,665	26,920,431
	AstraZeneca PLC	126,555	18,624,205
Ω	Auto Trader Group PLC	427,444	3,418,257
	Aviva PLC	1,074,091	5,718,829
	B&M European Value Retail SA	497,943	3,006,057
	BAE Systems PLC	589,279	7,507,403
	Barclays PLC, Sponsored ADR	658,843	5,316,863
	Barclays PLC	2,341,417	4,716,576
	Barratt Developments PLC	521,862	3,283,249

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Beazley PLC	190,679	$1,430,562
	Bellway PLC	44,865	1,360,282
	Berkeley Group Holdings PLC	53,150	2,974,381
	BP PLC, Sponsored ADR	765,146	30,820,101
	BP PLC	2,286,869	15,342,591
	British American Tobacco PLC, Sponsored ADR	22,867	847,222
	British American Tobacco PLC	446,549	16,498,108
	BT Group PLC	5,282,149	10,549,992
	Bunzl PLC	102,060	4,062,710
	Burberry Group PLC	158,590	5,176,692
*	Carnival PLC	39,739	328,166
*	Carnival PLC, ADR	3,555	29,578
	Centrica PLC	4,642,043	6,670,387
	Coca-Cola HBC AG	60,881	1,858,495
	Compass Group PLC	333,854	8,807,389
Ω	ConvaTec Group PLC	701,027	1,938,039
	Croda International PLC	30,613	2,689,646
	DCC PLC	47,931	2,982,120
#	Diageo PLC, Sponsored ADR	105,239	19,521,834
	Diageo PLC	169,923	7,751,222
	Diploma PLC	46,071	1,561,198
*	Dowlais Group PLC	635,760	1,059,463
	DS Smith PLC	846,006	3,303,027
*	easyJet PLC	41,783	262,141
	Entain PLC	174,085	3,172,048
*††	Evraz PLC	179,407	0
	Experian PLC	258,564	9,154,426
*	Frasers Group PLC	104,619	1,011,001
	Fresnillo PLC	78,641	703,773
	Glencore PLC	3,869,489	22,840,178
	GSK PLC	539,608	9,730,845
	GSK PLC, Sponsored ADR	281,778	10,152,447
	Haleon PLC	486,669	2,139,737
#	Haleon PLC, ADR	352,222	3,124,209
	Halma PLC	90,250	2,624,776
	Hargreaves Lansdown PLC	158,343	1,603,104
	Hikma Pharmaceuticals PLC	111,963	2,593,149
	Hiscox Ltd.	136,430	2,030,510
	Howden Joinery Group PLC	387,823	3,343,181
	HSBC Holdings PLC	1,377,459	9,927,824
#	HSBC Holdings PLC, Sponsored ADR	551,216	19,871,337
	IG Group Holdings PLC	249,093	2,299,507
	IMI PLC	108,722	2,181,382
	Imperial Brands PLC, Sponsored ADR	7,637	189,856
	Imperial Brands PLC	417,231	10,328,171
	Inchcape PLC	131,822	1,342,008
	Informa PLC	421,585	3,832,661
#	InterContinental Hotels Group PLC, ADR	1,227	85,034
	InterContinental Hotels Group PLC	39,805	2,736,860
	Intermediate Capital Group PLC	126,832	2,082,563
*	International Consolidated Airlines Group SA	119,677	229,567
	Intertek Group PLC	49,463	2,587,618
	Investec PLC	290,606	1,619,994
	ITV PLC	1,056,490	1,075,315
	J Sainsbury PLC	1,028,876	3,575,349
	JD Sports Fashion PLC	1,217,361	2,470,715
	Johnson Matthey PLC	123,850	3,059,541
*Ω	Just Eat Takeaway.com NV	39,916	699,651
	Kingfisher PLC	1,174,836	3,807,756

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Legal & General Group PLC	2,180,641	$6,434,029
*	Liberty Global PLC, Class A	6,399	124,844
*	Liberty Global PLC, Class C	15,388	312,992
	Lloyds Banking Group PLC	11,430,511	6,944,271
	Lloyds Banking Group PLC, ADR	1,256,966	3,041,858
	London Stock Exchange Group PLC	58,745	6,167,811
	M&G PLC	1,502,506	3,883,281
	Man Group PLC	768,033	2,196,550
*	Marks & Spencer Group PLC	14,490	29,981
	Mediclinic International PLC	173,666	1,088,582
	Melrose Industries PLC	635,760	3,274,859
	Mondi PLC	239,441	3,815,571
	National Grid PLC	283,331	4,062,379
	National Grid PLC, Sponsored ADR	94,014	6,736,103
	NatWest Group PLC	1,124,693	3,704,848
	NatWest Group PLC, Sponsored ADR	85,461	566,604
	Next PLC	32,817	2,784,416
*	Ocado Group PLC	77,271	491,780
	Pearson PLC	249,529	2,776,205
	Pearson PLC, Sponsored ADR	88,193	973,651
	Persimmon PLC	158,255	2,619,073
	Phoenix Group Holdings PLC	306,592	2,284,280
#	Prudential PLC, ADR	45,859	1,405,578
	Prudential PLC	451,071	6,901,852
	Reckitt Benckiser Group PLC	155,309	12,550,485
#	RELX PLC, Sponsored ADR	218,250	7,226,259
	RELX PLC	387,363	12,895,582
	Renishaw PLC	2,216	100,517
	Rentokil Initial PLC	566,438	4,509,558
	Rightmove PLC	357,334	2,586,410
	Rio Tinto PLC	154,229	9,804,702
	Rio Tinto PLC, Sponsored ADR	241,166	15,432,212
*	Rolls-Royce Holdings PLC	1,513,143	2,898,682
	RS GROUP PLC	179,713	2,085,039
	Sage Group PLC	232,230	2,394,972
	Schroders PLC	350,999	2,149,837
	Severn Trent PLC	62,676	2,308,582
	Shell PLC	36,838	1,131,949
	Shell PLC, ADR	1,187,857	73,623,377
#	Smith & Nephew PLC, Sponsored ADR	9,028	295,216
	Smith & Nephew PLC	222,446	3,663,633
	Smiths Group PLC	131,756	2,785,934
	Softcat PLC	46,354	781,008
	Spectris PLC	43,528	2,061,382
	Spirax-Sarco Engineering PLC	15,651	2,187,071
	SSE PLC	306,102	7,062,740
	St. James’s Place PLC	81,007	1,231,963
	Standard Chartered PLC	1,001,127	7,932,061
	Tate & Lyle PLC	218,719	2,242,709
	Taylor Wimpey PLC	2,004,682	3,235,288
	Tesco PLC	2,838,337	10,034,807
#	Unilever PLC, Sponsored ADR	358,803	19,924,331
	Unilever PLC	337,393	18,790,510
	United Utilities Group PLC	160,469	2,179,886
	Vodafone Group PLC	10,960,131	13,164,490
	Vodafone Group PLC, Sponsored ADR	21,712	259,463
	Weir Group PLC	127,397	2,948,394
	Whitbread PLC	89,645	3,669,353
*	Wise PLC, Class A	61,064	422,797

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	WPP PLC	391,338	$4,560,816

TOTAL UNITED KINGDOM			753,061,153

UNITED STATES — (0.2%)
	Ferguson PLC	70,805	10,004,300

TOTAL COMMON STOCKS			5,574,960,707

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Bayerische Motoren Werke AG	16,869	1,793,086
*	Dr Ing hc F Porsche AG	24,434	3,059,599
	Henkel AG & Co. KGaA	43,402	3,508,988
	Porsche Automobil Holding SE	55,237	3,076,549
	Sartorius AG	7,791	3,028,278
	Volkswagen AG	74,261	10,140,321

	TOTAL GERMANY		24,606,821

TOTAL INVESTMENT SECURITIES (Cost $3,951,623,177)			5,599,567,528

			Value†
SECURITIES LENDING COLLATERAL — (5.2%)
@§	The DFA Short Term Investment Fund	26,727,154	309,152,995

TOTAL INVESTMENTS — (100.0%) (Cost $4,260,763,777)			$5,908,720,523

As of April 30, 2023, Large Cap International Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500 ® E-mini Index	180	06/16/23	$36,235,908	$37,696,500	$1,460,592

Total Futures Contracts			$36,235,908	$37,696,500	$1,460,592

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$19,258,353	$346,115,009	—	$365,373,362
Austria	—	11,744,839	—	11,744,839
Belgium	655,129	56,324,393	—	56,979,522
Canada	578,665,906	2,706,692	—	581,372,598
China	—	298,809	—	298,809
Denmark	7,617,132	149,138,506	—	156,755,638
Finland	506,202	66,743,544	—	67,249,746
France	3,793,302	595,126,117	—	598,919,419
Germany	13,755,869	395,907,998	—	409,663,867
Hong Kong	—	124,791,891	—	124,791,891
Ireland	15,504,674	29,760,686	—	45,265,360

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Israel	$4,943,149	$29,847,684	—	$34,790,833
Italy	1,320,739	115,784,405	—	117,105,144
Japan	17,877,394	1,128,427,792	—	1,146,305,186
Netherlands	66,119,405	146,088,063	—	212,207,468
New Zealand	—	19,072,469	—	19,072,469
Norway	388,689	43,467,255	—	43,855,944
Portugal	—	12,868,334	—	12,868,334
Singapore	—	60,527,477	—	60,527,477
Spain	5,697,957	119,968,444	—	125,666,401
Sweden	—	154,447,246	—	154,447,246
Switzerland	53,468,660	413,165,041	—	466,633,701
United Kingdom	247,860,863	505,200,290	—	753,061,153
United States	88,435	9,915,865	—	10,004,300
Preferred Stocks
Germany	—	24,606,821	—	24,606,821
Securities Lending Collateral	—	309,152,995	—	309,152,995
Futures Contracts**	1,460,592	—	—	1,460,592

TOTAL	$1,038,982,450	$4,871,198,665	—	$5,910,181,115

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.3%)
AUSTRALIA — (6.1%)
*	3P Learning Ltd.	182,513	$139,061
*	A2B Australia Ltd.	950,290	968,056
	Accent Group Ltd.	1,632,618	2,762,838
#	Adairs Ltd.	474,957	708,721
	Adbri Ltd.	1,810,964	1,912,079
	AGL Energy Ltd.	1,039,947	5,724,896
*	Ainsworth Game Technology Ltd.	387,271	248,647
*	Alkane Resources Ltd.	2,028,893	1,183,511
#*	Alliance Aviation Services Ltd.	42,210	86,867
*	Allkem Ltd.	810,060	6,652,615
	ALS Ltd.	1,192,855	10,410,921
*	Altech Batteries Ltd.	165,453	12,682
	Altium Ltd.	255,250	6,506,640
	Alumina Ltd.	4,274,040	4,337,896
#*	AMA Group Ltd.	1,828,989	199,950
	AMP Ltd.	10,296,608	7,784,823
	Ampol Ltd.	675,011	13,468,305
	Ansell Ltd.	412,472	7,339,978
	APA Group	1,158,388	7,908,813
#*	Appen Ltd.	361,002	756,900
#*	Arafura Rare Earths Ltd.	3,064,355	841,813
#	ARB Corp. Ltd.	236,376	5,049,666
*	Ardea Resources Ltd.	28,411	7,378
	Ardent Leisure Group Ltd.	1,741,068	631,541
#*	Argosy Minerals Ltd.	38,616	10,510
	Aristocrat Leisure Ltd.	747,818	18,916,399
	ASX Ltd.	78,535	3,574,090
	Atlas Arteria Ltd.	2,292,826	9,968,810
	AUB Group Ltd.	159,353	2,920,529
#*	Audinate Group Ltd.	12,462	72,636
#*	Aura Energy Ltd.	120,034	18,426
#*	Aurelia Metals Ltd.	5,681,890	512,196
	Aurizon Holdings Ltd.	5,227,723	11,885,998
#*	Aussie Broadband Ltd.	193,753	426,988
	Austal Ltd.	1,707,129	1,873,569
	Australia & New Zealand Banking Group Ltd.	2,477,843	40,235,787
*	Australian Agricultural Co. Ltd.	1,380,389	1,406,090
	Australian Clinical Labs Ltd.	115,426	270,829
	Australian Ethical Investment Ltd.	84,413	182,190
#	Australian Finance Group Ltd.	931,545	998,089
#*	Australian Strategic Materials Ltd.	426,234	299,276
#*	Australian Vanadium Ltd.	1,298,655	32,002
	Australian Vintage Ltd.	101,209	34,268
	Auswide Bank Ltd.	48,211	168,416
	AVJennings Ltd.	297,081	89,464
#	Baby Bunting Group Ltd.	382,353	549,948
#	Bank of Queensland Ltd.	2,572,916	9,935,643
#*	Bannerman Energy Ltd.	81,394	78,889
	Bapcor Ltd.	1,489,373	6,499,018
	Base Resources Ltd.	50,433	6,338
	Beach Energy Ltd.	10,224,703	10,064,059
#	Beacon Lighting Group Ltd.	6,765	8,202
	Bega Cheese Ltd.	1,283,626	3,232,223
#	Bell Financial Group Ltd.	267,799	172,295
*	Bellevue Gold Ltd.	1,075,872	1,009,979

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Bendigo & Adelaide Bank Ltd.	1,855,742	$10,683,960
#*	Betmakers Technology Group Ltd.	21,129	2,471
#	BHP Group Ltd., Sponsored ADR	1,283,423	75,773,294
	BHP Group Ltd.,Class DI	5,730,049	169,659,384
#*	Bigtincan Holdings Ltd.	215,674	58,940
#*	Black Rock Mining Ltd.	99,755	8,978
	Blackmores Ltd.	42,992	2,715,659
	BlueScope Steel Ltd.	2,124,816	28,242,436
#*	Boral Ltd.	37,970	104,222
#*	Boss Energy Ltd.	302,103	531,969
	Brambles Ltd.	2,212,899	20,962,405
#	Bravura Solutions Ltd.	1,392,040	416,564
#	Breville Group Ltd.	323,664	4,446,331
	Brickworks Ltd.	382,335	6,361,346
#*	BWX Ltd.	252,368	33,398
	Capitol Health Ltd.	1,906,520	346,848
	Capral Ltd.	2,587	12,652
*	Capricorn Metals Ltd.	700,606	2,061,538
#*	Carnarvon Energy Ltd.	4,980,321	413,507
	carsales.com Ltd.	951,283	15,085,731
	Cash Converters International Ltd.	2,116,492	328,303
#*	Catapult Group International Ltd.	192,104	99,255
	Cedar Woods Properties Ltd.	338,706	1,100,092
*††	Centrebet International Ltd.	44,010	0
	Challenger Ltd.	2,091,980	8,418,181
	Champion Iron Ltd.	779,880	3,388,473
#*	City Chic Collective Ltd.	510,287	165,138
*	Clean Seas Seafood Ltd.	49,960	17,864
	Cleanaway Waste Management Ltd.	6,840,039	11,015,590
#	Clinuvel Pharmaceuticals Ltd.	79,385	1,068,269
	Clover Corp. Ltd.	41,173	33,401
#*	Cobalt Blue Holdings Ltd.	58,513	13,039
	Cochlear Ltd.	74,643	12,239,032
#	Codan Ltd.	587,540	2,854,007
#*	Cogstate Ltd.	34,463	36,435
	Coles Group Ltd.	1,402,320	16,940,272
	Collins Foods Ltd.	673,642	3,883,806
	Commonwealth Bank of Australia	931,529	61,644,950
	Computershare Ltd.	710,970	10,583,367
*	Cooper Energy Ltd.	13,995,021	1,582,379
#*	Core Lithium Ltd.	435,141	286,438
#	Corporate Travel Management Ltd.	186,002	2,602,401
	Costa Group Holdings Ltd.	1,536,803	2,550,224
	Credit Corp. Group Ltd.	212,266	2,556,016
	CSL Ltd.	175,158	34,967,954
	CSR Ltd.	3,132,389	10,965,624
*	Danakali Ltd.	56,341	15,285
	Data#3 Ltd.	595,155	3,004,469
*	De Grey Mining Ltd.	952,404	1,022,228
#*	Deep Yellow Ltd.	266,315	95,354
	Deterra Royalties Ltd.	1,362,163	4,176,893
	Dicker Data Ltd.	209,184	1,132,025
	Domain Holdings Australia Ltd.	664,339	1,481,676
	Domino’s Pizza Enterprises Ltd.	150,650	5,070,810
	Downer EDI Ltd.	3,426,263	8,105,625
#	Eagers Automotive Ltd.	538,787	5,088,021
#*	Ecograf Ltd.	178,153	23,242
	Elders Ltd.	649,032	3,494,399
#*	Electro Optic Systems Holdings Ltd.	24,374	9,577

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Elixir Energy Ltd.	311,800	$29,056
#	Emeco Holdings Ltd.	1,014,439	461,721
*	Emerald Resources NL	12,204	15,601
#*	EML Payments Ltd.	912,671	438,703
	Endeavour Group Ltd.	1,237,265	5,576,599
*	Energy Transition Minerals Ltd.	413,383	9,884
*	Energy World Corp. Ltd.	9,786,818	226,658
	Enero Group Ltd.	58,108	70,285
	EQT Holdings Ltd.	37,210	666,309
	Estia Health Ltd.	1,282,168	2,237,012
#*	European Lithium Ltd.	596,468	36,548
	Euroz Hartleys Group Ltd.	124,938	98,014
	Evolution Mining Ltd.	5,429,545	12,802,753
	EVT Ltd.	447,919	3,589,727
	Finbar Group Ltd.	5,532	2,291
	FleetPartners Group Ltd.	1,598,656	2,228,166
	Fleetwood Ltd.	413,728	415,111
#*	Flight Centre Travel Group Ltd.	110,582	1,452,134
	Fortescue Metals Group Ltd.	2,687,213	37,598,460
#*	Frontier Digital Ventures Ltd.	46,215	15,355
	G8 Education Ltd.	3,914,671	3,169,923
#*	Galan Lithium Ltd.	119,680	85,752
#*	Gascoyne Resources Ltd.	95,159	8,027
	Gold Road Resources Ltd.	3,429,830	4,267,682
	GrainCorp Ltd., Class A	1,135,294	5,143,775
	Grange Resources Ltd.	2,576,146	1,057,346
	GUD Holdings Ltd.	564,849	3,603,140
	GWA Group Ltd.	1,080,852	1,262,579
	Hansen Technologies Ltd.	580,011	1,737,287
#	Harvey Norman Holdings Ltd.	2,212,760	5,314,180
	Healius Ltd.	3,721,707	7,396,106
	Healthia Ltd.	25,081	19,693
	Helia Group Ltd.	2,180,109	4,579,501
#*	Highfield Resources Ltd.	332,037	124,671
	Horizon Oil Ltd.	113,020	12,055
*	Hot Chili Ltd.	31,366	22,108
#	HT&E Ltd.	1,243,739	946,465
	HUB24 Ltd.	90,734	1,715,632
#	Humm Group Ltd.	1,932,590	614,424
	IDP Education Ltd.	322,567	6,059,991
	IGO Ltd.	701,257	6,457,793
	Iluka Resources Ltd.	1,600,687	11,761,792
	Image Resources NL	504,095	38,342
	Imdex Ltd.	1,729,904	2,390,442
*	Immutep Ltd., Sponsored ADR	5,613	9,261
	Incitec Pivot Ltd.	5,888,063	12,545,199
	Infomedia Ltd.	1,490,914	1,483,927
#	Inghams Group Ltd.	1,445,350	2,698,019
	Insignia Financial Ltd.	3,495,450	6,937,656
	Insurance Australia Group Ltd.	2,525,107	8,365,898
	Integral Diagnostics Ltd.	677,985	1,420,285
#*	Integrated Research Ltd.	399,026	106,050
#	InvoCare Ltd.	430,506	3,179,528
*	ioneer Ltd.	974,026	198,883
	IPH Ltd.	643,687	3,482,137
	IRESS Ltd.	516,967	3,552,074
	IVE Group Ltd.	353,791	558,135
	James Hardie Industries PLC, CDI	524,136	11,696,147
#	James Hardie Industries PLC, Sponsored ADR	39,415	877,378

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	JB Hi-Fi Ltd.	513,926	$15,210,007
	Johns Lyng Group Ltd.	404,627	1,824,297
	Jupiter Mines Ltd.	2,148,540	356,375
*	Karoon Energy Ltd.	2,277,987	3,256,396
	Kelsian Group Ltd.	263,596	1,074,553
#*	Kogan.com Ltd.	234,324	678,617
#*	Lark Distilling Co. Ltd.	15,656	18,074
*††	Lednium Technology Pty. Ltd.	21,998	0
	Lendlease Corp. Ltd.	1,079,992	5,363,657
#	Lifestyle Communities Ltd.	199,127	2,254,553
	Link Administration Holdings Ltd.	1,651,146	2,329,482
#*	Lithium Power International Ltd.	104,968	22,480
	Lottery Corp. Ltd.	3,189,951	10,695,852
	Lovisa Holdings Ltd.	234,434	4,159,131
#	Lycopodium Ltd.	36,281	245,458
*	Lynas Rare Earths Ltd.	2,017,738	8,665,991
#	MA Financial Group Ltd.	91,269	280,740
#	Maas Group Holdings Ltd.	6,134	12,315
#	Macmahon Holdings Ltd.	4,944,481	442,941
	Macquarie Group Ltd.	212,912	25,973,514
*	Macquarie Telecom Group Ltd.	1,516	61,769
#	Mader Group Ltd.	24,395	79,386
#	Magellan Financial Group Ltd.	385,704	2,090,323
#	Mayne Pharma Group Ltd.	376,852	1,039,901
	McMillan Shakespeare Ltd.	444,087	4,536,455
#	McPherson’s Ltd.	645,002	252,258
	Medibank Pvt Ltd.	4,355,975	10,308,667
#*	Megaport Ltd.	1,716	6,488
#*	Mesoblast Ltd.	325,946	186,158
*	Mesoblast Ltd., Sponsored ADR	1,592	4,696
	Mesoblast Ltd.	36,527	20,786
*	Metals X Ltd.	2,115,759	387,939
	Metcash Ltd.	4,466,088	11,573,933
	Michael Hill International Ltd.	142,460	94,348
	Mineral Resources Ltd.	400,236	19,743,889
*	MMA Offshore Ltd.	1,151,011	919,732
#	Monadelphous Group Ltd.	377,270	3,109,873
	Monash IVF Group Ltd.	1,436,371	1,101,063
*	Mount Gibson Iron Ltd.	3,636,464	1,149,785
#	Myer Holdings Ltd.	12,604,512	7,336,395
	MyState Ltd.	358,575	847,712
*	Nanosonics Ltd.	175,842	669,894
	National Australia Bank Ltd.	2,773,071	53,384,806
#	Navigator Global Investments Ltd.	1,053,245	744,984
#*	Neometals Ltd.	551,838	229,092
	Netwealth Group Ltd.	394,791	3,587,484
#*	New Century Resources Ltd.	36,447	26,529
#	New Hope Corp. Ltd.	2,263,298	8,000,567
*	New World Resources Ltd.	584,206	17,132
	Newcrest Mining Ltd.	1,175,342	22,430,663
*	NEXTDC Ltd.	308,805	2,369,632
	nib holdings Ltd.	1,824,557	9,361,969
#	Nick Scali Ltd.	369,427	2,391,037
	Nickel Industries Ltd.	3,659,153	2,328,077
	Nine Entertainment Co. Holdings Ltd.	7,524,955	10,380,005
	Northern Star Resources Ltd.	2,576,232	22,979,488
*	Nova Minerals Ltd.	38,106	8,574
#*	Novonix Ltd.	262,862	174,127
#	NRW Holdings Ltd.	2,895,425	4,653,174

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Nufarm Ltd.	1,585,253	$5,894,320
*	Nuix Ltd.	24,946	17,824
	Objective Corp. Ltd.	22,496	192,584
*	OFX Group Ltd.	1,194,954	1,132,623
#	OM Holdings Ltd.	418,603	186,437
#*	Omni Bridgeway Ltd.	831,931	1,268,584
	oOh!media Ltd.	2,451,740	2,686,251
*	Opthea Ltd.	24,427	11,519
	Orica Ltd.	966,979	10,437,392
	Origin Energy Ltd.	2,742,448	15,205,544
	Orora Ltd.	4,597,026	10,506,678
	Pacific Current Group Ltd.	236,569	1,183,003
	Pacific Smiles Group Ltd.	108,709	101,320
	Pact Group Holdings Ltd.	868,271	576,701
#*	Paladin Energy Ltd.	2,798,930	1,231,029
#*	Panoramic Resources Ltd.	4,222,324	422,942
#*	Pantoro Ltd.	496,314	23,990
	Paragon Care Ltd.	154,646	28,775
	Peet Ltd.	1,092,350	820,173
*	Peninsula Energy Ltd.	209,699	21,805
#	PeopleIN Ltd.	59,829	123,252
#	Pepper Money Ltd.	30,518	26,407
*	Perenti Ltd.	3,067,062	2,350,343
	Perpetual Ltd.	377,338	6,166,784
	Perseus Mining Ltd.	6,124,118	9,050,787
*	PEXA Group Ltd.	243,664	2,162,452
	Pilbara Minerals Ltd.	2,837,069	8,074,895
#	Pinnacle Investment Management Group Ltd.	87,145	479,905
	Platinum Asset Management Ltd.	1,123,508	1,312,487
#*	PointsBet Holdings Ltd.	49,262	51,328
*	Poseidon Nickel Ltd.	492,128	12,445
*	PPK Mining Equipment Group Pty Ltd.	3,734	0
#	Praemium Ltd.	1,027,677	469,350
	Premier Investments Ltd.	361,848	6,297,356
	Pro Medicus Ltd.	159,511	6,547,429
	Propel Funeral Partners Ltd.	19,036	55,538
	PSC Insurance Group Ltd.	50,337	156,371
	PWR Holdings Ltd.	213,662	1,427,225
*	Qantas Airways Ltd.	621,695	2,741,640
	QBE Insurance Group Ltd.	1,659,889	16,973,679
	Qube Holdings Ltd.	3,872,025	7,921,369
	Ramelius Resources Ltd.	4,453,846	3,886,911
	Ramsay Health Care Ltd.	241,084	10,366,906
#	REA Group Ltd.	76,955	7,237,496
	Reckon Ltd.	75,307	25,747
#*	Red 5 Ltd.	4,424,382	498,268
*††	Red River Resources Ltd.	74,847	1,357
#*	Redbubble Ltd.	292,262	79,051
	Reece Ltd.	243,875	2,970,790
#	Regis Healthcare Ltd.	591,209	834,891
#*	Regis Resources Ltd.	3,673,993	5,198,458
*	Reject Shop Ltd.	143,024	456,834
	Reliance Worldwide Corp. Ltd.	2,507,591	6,838,525
#	Resimac Group Ltd.	61,700	38,709
#*	Resolute Mining Ltd.	8,890,470	2,821,126
*	Retail Food Group Ltd.	1,001,267	47,855
	Ridley Corp. Ltd.	1,245,370	1,785,652
	Rio Tinto Ltd.	692,143	51,913,918
*	RPMGlobal Holdings Ltd.	183,650	170,701

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Rumble Resources Ltd.	192,583	$28,189
*††	Salmat Ltd.	68,805	0
*	Sandfire Resources Ltd.	3,593,591	15,656,742
	Santos Ltd.	5,848,305	27,703,967
	SEEK Ltd.	259,791	4,238,826
#	Select Harvests Ltd.	552,133	1,620,134
	Servcorp Ltd.	216,214	453,775
	Service Stream Ltd.	3,056,977	1,350,358
#	Seven Group Holdings Ltd.	387,591	6,122,210
*	Seven West Media Ltd.	4,756,155	1,216,306
	SG Fleet Group Ltd.	296,227	396,811
	Shaver Shop Group Ltd.	400,656	285,525
#*	Sierra Rutile Holdings Ltd.	1,354,820	202,606
	Sigma Healthcare Ltd.	7,871,953	3,653,502
*	Silex Systems Ltd.	66,372	148,322
*	Silver Lake Resources Ltd.	4,249,861	3,582,758
#*	Silver Mines Ltd.	561,109	81,983
	Sims Ltd.	824,444	8,639,965
#	SmartGroup Corp. Ltd.	336,112	1,504,463
#	Solvar Ltd.	973,259	1,219,659
	Sonic Healthcare Ltd.	1,143,237	26,949,458
#	South32 Ltd., ADR	442,761	6,234,075
	South32 Ltd.	8,011,911	22,647,673
	Southern Cross Electrical Engineering Ltd.	56,353	23,944
#	Southern Cross Media Group Ltd.	1,129,009	626,774
*††	SpeedCast International Ltd.	1,370,682	0
	SRG Global Ltd.	118,132	59,257
*	St Barbara Ltd.	4,245,215	1,699,233
*	Star Entertainment Group Ltd.	6,933,554	5,877,398
	Steadfast Group Ltd.	2,024,928	7,983,086
*	Strike Energy Ltd.	151,886	47,980
	Suncorp Group Ltd.	1,903,911	15,852,014
	Sunland Group Ltd.	474,685	452,604
#*	Sunstone Metals Ltd.	1,483,507	34,437
	Super Retail Group Ltd.	1,030,873	9,303,206
*	Superloop Ltd.	1,170,109	477,678
#	Symbio Holdings Ltd.	108,375	152,493
*	Syrah Resources Ltd.	2,230,746	1,724,811
	Tabcorp Holdings Ltd.	6,696,164	4,670,671
	Technology One Ltd.	1,245,710	12,559,016
	Telstra Group Ltd.	6,108,110	17,720,935
	Telstra Group Ltd., ADR	33,618	486,116
#*	Temple & Webster Group Ltd.	73,231	196,345
#	Ten Sixty Four Ltd.	1,871,019	705,690
	Terracom Ltd.	1,180,341	503,008
	TPG Telecom Ltd.	1,137,544	4,060,475
	Transurban Group	1,323,244	13,197,105
	Treasury Wine Estates Ltd.	535,838	4,963,519
#*	Tuas Ltd.	842,979	866,461
#*	Tyro Payments Ltd.	306,765	324,734
#	United Malt Group Ltd.	1,299,693	3,807,702
*††	Virgin Australia Holdings Pty. Ltd.	3,195,173	0
Ω	Viva Energy Group Ltd.	3,684,599	7,616,060
*††	Walkabout Resources Ltd.	27,529	1,930
*	Warrego Energy Ltd.	232,025	55,271
*	Webjet Ltd.	625,196	3,091,809
	Wesfarmers Ltd.	877,160	30,343,933
*	West African Resources Ltd.	2,427,372	1,570,470
#*	Westgold Resources Ltd.	3,213,942	3,248,018

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Westpac Banking Corp.	2,907,202	$43,518,416
	Whitehaven Coal Ltd.	3,587,724	17,216,683
*	Widgie Nickel Ltd.	130,825	24,789
	WiseTech Global Ltd.	48,624	2,227,256
#	Woodside Energy Group Ltd., ADR	463,829	10,556,748
	Woodside Energy Group Ltd.	2,715,880	61,620,528
	Woolworths Group Ltd.	1,011,883	26,103,359
	Worley Ltd.	724,989	7,284,302
*	Xero Ltd.	40,361	2,519,565
#	Yancoal Australia Ltd.	519,474	1,920,418
#*	Zip Co. Ltd.	312,155	106,643

TOTAL AUSTRALIA			1,936,266,321

AUSTRIA — (0.5%)
*	Addiko Bank AG	9,380	143,816
	Agrana Beteiligungs AG	79,691	1,498,236
	ANDRITZ AG	293,662	19,072,113
	AT&S Austria Technologie & Systemtechnik AG	191,206	5,847,003
Ω	BAWAG Group AG	251,870	12,284,715
*	DO & Co. AG	30,594	3,583,438
	Erste Group Bank AG	660,682	24,021,873
	EVN AG	168,166	4,052,865
*	FACC AG	26,185	202,607
*	Immofinanz AG	223,231	0
*	IMMOFINANZ AG	15,464	252,639
*	Kapsch TrafficCom AG	10,948	149,306
*	Lenzing AG	45,427	2,972,980
	Mayr Melnhof Karton AG	22,086	3,525,755
	Oberbank AG	2,814	358,207
	Oesterreichische Post AG	143,988	5,546,596
	OMV AG	412,532	19,522,136
	Palfinger AG	44,518	1,463,735
	POLYTEC Holding AG	65,950	336,693
	Porr AG	65,497	1,001,530
*	Raiffeisen Bank International AG	631,062	9,694,180
	Rosenbauer International AG	4,139	145,182
	S IMMO AG	2,042	28,715
	Schoeller-Bleckmann Oilfield Equipment AG	28,913	1,815,941
	Semperit AG Holding	39,636	1,042,393
*	Telekom Austria AG, ADR	4,200	65,532
	Telekom Austria AG	563,641	4,400,390
	UBM Development AG	4,889	159,595
	UNIQA Insurance Group AG	475,657	4,267,920
	Verbund AG	41,898	3,731,460
	Vienna Insurance Group AG Wiener Versicherung Gruppe	200,570	5,901,371
	voestalpine AG	426,091	14,773,308
	Wienerberger AG	297,486	8,961,691
	Zumtobel Group AG	110,458	867,621

TOTAL AUSTRIA			161,691,542

BELGIUM — (1.2%)
	Ackermans & van Haaren NV	121,345	21,344,017
	Ageas SA	601,623	26,805,649
*	AGFA-Gevaert NV	911,894	2,559,610
	Anheuser-Busch InBev SA	913,054	59,366,244
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	72,462	4,707,856
*	Argenx SE, ADR	5,187	2,011,934
*	Argenx SE	8,301	3,202,095

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Atenor	3,938	$194,557
	Azelis Group NV	23,113	548,344
	Barco NV	104,866	3,062,626
	Bekaert SA	234,617	10,922,381
#*Ω	Biocartis Group NV	31,403	20,790
#	bpost SA	419,997	2,066,391
*	Cie d’Entreprises CFE	55,505	599,957
	Deceuninck NV	311,742	808,868
*	Deme Group NV	55,505	7,344,664
	D’ieteren Group	29,185	5,495,210
	Econocom Group SA	503,717	1,730,206
#	Elia Group SA	87,961	12,061,213
	Etablissements Franz Colruyt NV	303,267	8,424,060
*	Euronav NV	679,724	11,646,409
	EVS Broadcast Equipment SA	54,770	1,334,982
#	Exmar NV	139,830	1,833,289
	Fagron	300,355	5,583,099
*	Galapagos NV	160,408	6,223,720
	Gimv NV	108,700	5,669,676
*	Greenyard NV	26,742	182,765
	Immobel SA	10,459	521,803
	Ion Beam Applications	58,119	1,062,534
	Jensen-Group NV	9,952	333,694
	KBC Group NV	638,145	45,619,963
#*	Kinepolis Group NV	65,202	3,300,071
	Lotus Bakeries NV	1,275	8,803,868
	Melexis NV	89,077	8,491,251
#*	Ontex Group NV	359,471	3,083,232
*	Orange Belgium SA	159,273	2,584,982
#	Proximus SADP	704,668	6,006,999
	Recticel SA	258,558	3,685,617
	Roularta Media Group NV	8,176	158,159
	Shurgard Self Storage Ltd. REIT	76,505	3,955,820
	Sipef NV	18,495	1,205,253
	Solvay SA	314,871	37,790,385
	Telenet Group Holding NV	122,760	2,847,631
*	Tessenderlo Group SA	189,030	6,263,711
#	UCB SA	102,265	9,506,309
#	Umicore SA	460,343	15,110,995
	Van de Velde NV	26,759	1,043,978
#	VGP NV	38,943	4,076,933
	Viohalco SA	172,079	922,939
	WHAT’S COOKING	2,012	201,444

TOTAL BELGIUM			372,328,183

BRAZIL — (0.0%)
*	ERO Copper Corp.	19,658	387,066

CANADA — (10.3%)
*	5N Plus, Inc.	226,250	509,328
	Absolute Software Corp.	81,296	634,239
#	Acadian Timber Corp.	47,364	550,951
*	Advantage Energy Ltd.	2,519,565	14,170,635
#	Aecon Group, Inc.	337,250	3,153,823
	Africa Oil Corp.	435,095	841,384
	AG Growth International, Inc.	43,858	1,918,636
	AGF Management Ltd., Class B	637,306	3,537,322
#	Agnico Eagle Mines Ltd.	980,743	55,637,248
#*	Aimia, Inc.	343,273	894,382

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Air Canada	297,639	$4,165,210
#	AirBoss of America Corp.	95,983	509,368
*	AKITA Drilling Ltd., Class A	6,200	6,452
	Alamos Gold, Inc.,Class A	1,935,240	25,012,844
#	Algoma Central Corp.	16,660	191,826
#	Algonquin Power & Utilities Corp.	838,281	7,129,748
	Alimentation Couche-Tard, Inc.	792,230	39,539,870
#	AltaGas Ltd.	830,170	14,521,924
	Altius Minerals Corp.	93,389	1,464,750
*	Altius Renewable Royalties Corp.	15,233	92,532
	Altus Group Ltd.	45,964	1,825,193
*	Americas Gold & Silver Corp.	51,477	25,837
	Amerigo Resources Ltd.	422,574	502,155
	Andlauer Healthcare Group, Inc.	34,788	1,322,604
#	Andrew Peller Ltd., Class A	102,169	332,557
	ARC Resources Ltd.	2,595,028	32,235,546
*	Argonaut Gold, Inc.	1,405,841	643,334
*	Aritzia, Inc.	350,104	11,127,046
	Atco Ltd., Class I	166,829	5,512,739
*	Athabasca Oil Corp.	1,945,456	4,795,972
*	ATS Corp.	223,419	9,577,574
#*	Aurora Cannabis, Inc.	144,010	86,188
*	AutoCanada, Inc.	192,873	2,925,446
	B2Gold Corp.	6,195,461	24,373,034
	Badger Infrastructure Solutions Ltd.	163,110	3,574,371
#*	Ballard Power Systems, Inc.	196,976	870,634
	Bank of Montreal	902,389	81,386,464
	Bank of Nova Scotia	1,296,960	64,733,551
	Barrick Gold Corp.	1,370,724	26,148,466
*	Bausch Health Cos., Inc.	657,845	4,848,318
#*	Baytex Energy Corp.	1,284,776	4,836,224
#	BCE, Inc.	111,114	5,341,048
#	Birchcliff Energy Ltd.	1,364,140	8,266,295
	Bird Construction, Inc.	155,572	984,059
	Black Diamond Group Ltd.	272,198	1,376,209
#*	BlackBerry Ltd.	585,864	2,290,728
	BMTC Group, Inc.	7,200	71,742
*	Bombardier, Inc., Class A	4,940	215,743
*	Bombardier, Inc., Class B	178,388	7,705,108
*	Bonterra Energy Corp.	136,052	669,791
	Boralex, Inc., Class A	172,816	5,038,367
	Boyd Group Services, Inc.	41,604	6,938,350
	Bridgemarq Real Estate Services	32,200	354,358
#	Brookfield Asset Management Ltd., Class A	54,503	1,828,576
#	Brookfield Corp., Class A	444,446	14,426,717
	Brookfield Infrastructure Corp., Class A	197,338	8,408,570
	Brookfield Reinsurance Ltd.	1,312	42,640
#	BRP, Inc.	96,423	7,203,702
#*	CAE, Inc.	322,493	7,262,007
*	Calfrac Well Services Ltd.	44,963	141,375
	Calian Group Ltd.	23,649	1,096,353
	Cameco Corp.	188,469	5,181,013
#	Canaccord Genuity Group, Inc.	521,257	4,158,973
#	Canacol Energy Ltd.	147,716	1,095,726
#*	Canada Goose Holdings, Inc.	135,676	2,660,927
#	Canadian Imperial Bank of Commerce	1,244,058	52,178,810
	Canadian National Railway Co.	380,602	45,392,137
	Canadian Natural Resources Ltd.	1,718,893	104,800,906
#	Canadian Pacific Kansas City Ltd.	286,143	22,559,290

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Canadian Tire Corp. Ltd., Class A	210,841	$27,639,569
#	Canadian Utilities Ltd., Class A	212,488	6,143,230
	Canadian Western Bank	567,869	10,185,051
*	Canfor Corp.	370,667	5,570,196
*	Canfor Pulp Products, Inc.	157,874	230,720
#*	Canopy Growth Corp.	200,794	260,289
#	Capital Power Corp.	338,869	11,045,101
#*	Capstone Copper Corp.	3,589,481	16,876,403
#	Cardinal Energy Ltd.	603,543	3,251,919
#	Cargojet, Inc.	7,533	566,567
	Cascades, Inc.	489,533	3,988,961
	CCL Industries, Inc., Class B	301,756	14,189,670
*	Celestica, Inc.	613,467	6,660,427
	Cenovus Energy, Inc.	2,376,995	39,919,424
	Centerra Gold, Inc.	1,118,802	7,564,104
	CES Energy Solutions Corp.	1,087,618	2,159,422
*	CGI, Inc.	281,166	28,528,007
#	Chesswood Group Ltd.	31,923	199,335
	CI Financial Corp.	852,844	8,397,194
	Clairvest Group, Inc.	516	30,164
#	Cogeco Communications, Inc.	100,457	4,868,440
	Cogeco, Inc.	42,478	1,808,101
	Colliers International Group, Inc.	66,633	7,096,414
	Computer Modelling Group Ltd.	387,353	2,027,038
	Conifex Timber, Inc.	32,928	37,185
	Constellation Software, Inc.	20,601	40,321,913
#*	Copper Mountain Mining Corp.	1,301,531	2,449,647
	Corby Spirit & Wine Ltd.	40,385	463,808
#	Corus Entertainment, Inc., Class B	1,444,025	1,513,463
	Crescent Point Energy Corp.	2,758,426	20,403,506
#*	Crew Energy, Inc.	2,825,808	9,594,211
#*	Cronos Group, Inc.	411,245	769,028
	DATA Communications Management Corp.	9,100	23,777
	Definity Financial Corp.	3,868	104,919
#*	Denison Mines Corp.	1,668,715	1,835,174
#*	Descartes Systems Group, Inc.	58,898	4,665,649
	Dexterra Group, Inc.	149,186	535,146
	Dollarama, Inc.	342,577	21,219,369
	Doman Building Materials Group Ltd.	328,420	1,488,356
#*	Dorel Industries, Inc., Class B	171,748	503,258
	DREAM Unlimited Corp., Class A	158,374	2,640,638
	Dundee Precious Metals, Inc.	875,387	6,422,369
	Dye & Durham Ltd.	42,052	447,570
#	ECN Capital Corp.	1,126,156	2,626,603
	E-L Financial Corp. Ltd.	538	364,332
#*	Eldorado Gold Corp.	859,411	9,495,842
	Element Fleet Management Corp.	1,753,120	22,928,949
#	Emera, Inc.	299,489	12,743,507
	Empire Co. Ltd., Class A	514,994	13,828,455
	Enbridge, Inc.	932,144	37,062,047
#	Endeavour Mining PLC	726,540	18,704,448
*	Endeavour Silver Corp.	405,095	1,579,415
	Enerflex Ltd.	879,632	5,336,809
*	Energy Fuels, Inc.	205,896	1,170,167
#	Enerplus Corp.	1,127,385	16,864,419
	Enghouse Systems Ltd.	166,592	4,585,169
*	Ensign Energy Services, Inc.	820,218	1,604,294
	EQB, Inc.	150,956	6,696,280
#*	Equinox Gold Corp.	1,058,857	5,270,536

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	ERO Copper Corp.	67,234	$1,323,986
	Evertz Technologies Ltd.	119,536	1,046,387
#	Exchange Income Corp.	102,091	3,934,141
#	Exco Technologies Ltd.	140,152	761,353
#	Extendicare, Inc.	463,580	2,213,797
	Fairfax Financial Holdings Ltd.	52,459	36,659,543
#	Fiera Capital Corp.	275,463	1,510,640
	Finning International, Inc.	676,184	17,522,840
	Firm Capital Mortgage Investment Corp.	141,218	1,159,054
#	First Majestic Silver Corp.	548,167	3,870,350
#	First National Financial Corp.	76,935	2,147,036
	First Quantum Minerals Ltd.	1,453,429	35,315,264
	FirstService Corp.	101,865	15,349,760
#*	Fission Uranium Corp.	1,807,387	840,428
*	Foraco International SA	219,150	287,919
#	Fortis, Inc.	356,356	15,647,374
#*	Fortuna Silver Mines, Inc.	1,682,347	6,302,574
	Franco-Nevada Corp.	41,560	6,307,977
#	Freehold Royalties Ltd.	519,444	5,655,090
*	Frontera Energy Corp.	108,190	1,023,726
#*	Galiano Gold, Inc.	738,913	458,122
	Gamehost, Inc.	83,742	555,663
*	GDI Integrated Facility Services, Inc.	19,421	631,002
#	Gear Energy Ltd.	537,509	416,566
	George Weston Ltd.	167,196	22,449,936
	GFL Environmental, Inc.	73,654	2,673,640
#	Gibson Energy, Inc.	591,838	10,042,703
	Gildan Activewear, Inc.	474,916	15,470,727
	goeasy Ltd.	82,351	5,639,997
#*	GoldMoney, Inc.	48,197	73,638
*	Gran Tierra Energy, Inc.	1,921,398	1,517,434
	Great-West Lifeco, Inc.	403,913	11,483,728
	Guardian Capital Group Ltd., Class A	18,706	584,852
*	H2O Innovation, Inc.	20,200	43,237
	Hammond Power Solutions, Inc.	2,100	61,596
	Headwater Exploration, Inc.	174,895	802,928
*	Heroux-Devtek, Inc.	166,614	1,583,931
	High Liner Foods, Inc.	114,391	1,230,156
#	HLS Therapeutics, Inc.	1,000	4,133
	Home Capital Group, Inc.	389,262	12,512,352
	Hudbay Minerals, Inc.	2,563,067	12,844,788
Ω	Hydro One Ltd.	246,144	7,208,912
#*	i-80 Gold Corp.	413,213	1,036,959
	iA Financial Corp., Inc.	471,017	31,605,089
*	IAMGOLD Corp.	3,465,269	9,923,325
#	IGM Financial, Inc.	216,927	6,657,434
#*	Imperial Metals Corp.	164,385	214,755
	Imperial Oil Ltd.	458,217	23,336,992
	Information Services Corp.	20,944	347,817
	Innergex Renewable Energy, Inc.	399,909	4,102,847
	InPlay Oil Corp.	17,292	35,609
	Intact Financial Corp.	157,815	23,871,725
#*	Interfor Corp.	402,545	6,316,645
#*	Invesque, Inc.	89,083	75,721
*	Ivanhoe Mines Ltd., Class A	326,973	2,835,689
Ω	Jamieson Wellness, Inc.	104,061	2,569,938
*	K92 Mining, Inc.	72,339	343,849
*	Karora Resources, Inc.	28,620	102,452
	K-Bro Linen, Inc.	31,864	660,634

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Kelt Exploration Ltd.	835,753	$3,053,458
#	Keyera Corp.	544,175	12,804,590
*	Kinaxis, Inc.	62,916	8,640,182
	Kingsway Financial Services, Inc.	14,675	127,379
	Kinross Gold Corp.	7,280,646	36,702,817
*	Knight Therapeutics, Inc.	623,089	2,069,528
*	Kolibri Global Energy, Inc.	11,300	40,701
#	KP Tissue, Inc.	37,940	284,792
	Labrador Iron Ore Royalty Corp.	230,597	5,199,644
#*	Laramide Resources Ltd.	26,500	7,628
#*	Largo, Inc.	59,040	279,327
	Lassonde Industries, Inc., Class A	5,985	428,538
#	Laurentian Bank of Canada	298,612	7,099,157
	Leon’s Furniture Ltd.	123,748	1,767,372
#*	Lightspeed Commerce, Inc.	219,620	2,883,611
*††	Lightstream Resources Ltd.	696,278	0
	Linamar Corp.	308,363	14,657,399
	Loblaw Cos. Ltd.	280,613	26,392,935
#*	Lucara Diamond Corp.	1,820,013	698,532
*	Lumine Group, Inc.	61,810	832,588
	Lundin Gold, Inc.	148,871	1,887,739
	Lundin Mining Corp.	4,223,400	32,263,490
#*	MAG Silver Corp.	42,103	546,497
	Magellan Aerospace Corp.	79,701	420,609
	Magna International, Inc.	1,091,517	56,923,270
*	Mainstreet Equity Corp.	18,373	1,769,699
*	Major Drilling Group International, Inc.	473,974	3,655,776
*	Mandalay Resources Corp.	42,348	76,266
#	Manulife Financial Corp.	1,500,954	29,643,159
#	Maple Leaf Foods, Inc.	294,447	6,033,029
#*	Marathon Gold Corp.	309,500	196,457
	Martinrea International, Inc.	633,754	6,618,902
*	Maxim Power Corp.	24,537	71,536
*	MDA Ltd.	17,920	88,221
	Medical Facilities Corp.	168,105	1,064,576
*	MEG Energy Corp.	1,414,917	23,560,193
	Melcor Developments Ltd.	8,941	76,419
*††	Mercator Minerals Ltd.	131,933	0
	Methanex Corp.	299,729	13,421,790
	Metro, Inc.	312,698	17,822,300
	Moneta Gold, Inc.	18,800	16,235
	Morguard Corp.	11,735	894,644
#	MTY Food Group, Inc.	54,186	2,352,451
#	Mullen Group Ltd.	479,341	5,310,483
	National Bank of Canada.	884,154	65,930,604
	Neo Performance Materials, Inc.	31,762	210,520
*	New Gold, Inc.	4,861,417	6,243,396
#*	New Pacific Metals Corp.	9,608	23,619
#	NFI Group, Inc.	193,486	1,129,626
	North American Construction Group Ltd.	119,112	2,290,733
#	North West Co., Inc.	216,659	6,354,968
	Northland Power, Inc.	548,348	13,461,309
#	Nutrien Ltd.	934,837	64,875,000
*	Nuvei Corp.	5,098	207,234
*	NuVista Energy Ltd.	1,036,904	9,000,252
*	Obsidian Energy Ltd.	86,800	564,423
	OceanaGold Corp.	4,177,989	9,559,557
	Onex Corp.	239,869	11,045,818
#	Open Text Corp.	416,074	15,760,900

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*††	Orbite Technologies, Inc.	174,500	$0
#*	Organigram Holdings, Inc.	139,931	69,965
*	Orla Mining Ltd.	91,193	413,104
	Osisko Gold Royalties Ltd.	514,476	8,361,676
*	Osisko Mining, Inc.	924,589	2,634,176
	Pan American Silver Corp.	1,552,994	27,652,820
	Paramount Resources Ltd., Class A	384,613	9,106,818
	Parex Resources, Inc.	739,577	15,016,986
	Park Lawn Corp.	115,744	2,252,773
	Parkland Corp.	599,346	14,133,745
	Pason Systems, Inc.	276,912	2,411,752
	Pembina Pipeline Corp.	524,345	17,266,476
*	Petrus Resources Ltd.	29,921	36,439
#	Peyto Exploration & Development Corp.	868,245	7,907,990
	PHX Energy Services Corp.	163,882	817,686
*	Pieridae Energy Ltd.	200	75
#	Pine Cliff Energy Ltd.	408,078	403,605
#	Pipestone Energy Corp.	46,765	86,292
	Pizza Pizza Royalty Corp.	128,187	1,316,073
	Polaris Renewable Energy, Inc.	93,078	917,830
#	Pollard Banknote Ltd.	24,687	436,398
#	PrairieSky Royalty Ltd.	697,600	11,008,368
*	Precision Drilling Corp.	69,220	3,447,646
#	Premium Brands Holdings Corp.	116,054	8,712,295
	Primo Water Corp.	618,965	9,402,071
	Quarterhill, Inc.	719,660	711,772
	Quebecor, Inc., Class B	464,603	11,991,857
#*	Questerre Energy Corp., Class A	145,025	24,620
*	Real Matters, Inc.	8,805	33,014
#	Restaurant Brands International, Inc.	362,287	25,402,678
*	RF Capital Group, Inc.	11,366	93,117
	Richelieu Hardware Ltd.	184,991	5,562,633
#	Ritchie Bros Auctioneers, Inc.	241,920	13,838,848
	Rogers Communications, Inc.,Class B	540,330	26,694,127
#	Rogers Sugar, Inc.	402,097	1,860,832
#	Royal Bank of Canada	1,945,248	193,160,878
	Russel Metals, Inc.	319,501	8,135,797
	Sandstorm Gold Ltd.	337,624	1,941,241
*	Sangoma Technologies Corp.	2,000	7,115
	Saputo, Inc.	176,759	4,576,673
#	Savaria Corp.	53,033	650,558
#*	Seabridge Gold, Inc.	95,013	1,333,983
	Secure Energy Services, Inc.	972,783	4,530,583
*	ShawCor Ltd.	303,956	2,737,029
*	Shopify, Inc., Class A	97,740	4,735,503
	Sienna Senior Living, Inc.	179,305	1,442,539
*	SilverCrest Metals, Inc.	63,199	413,321
Ω	Sleep Country Canada Holdings, Inc.	147,163	2,553,642
	SNC-Lavalin Group, Inc.	453,805	10,450,394
*	SNDL, Inc.	107,315	159,900
*††	Southern Pacific Resource Corp.	665,787	0
	Spartan Delta Corp.	14,673	166,457
Ω	Spin Master Corp.	105,553	3,003,335
#	Sprott, Inc.	31,542	1,134,597
#	SSR Mining, Inc.	1,238,144	17,729,191
	Stantec, Inc.	327,145	19,660,429
	Stelco Holdings, Inc.	78,048	2,727,086
	Stella-Jones, Inc.	242,967	9,508,145
#*Ω	STEP Energy Services Ltd.	43,194	106,164

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	StorageVault Canada, Inc.	56,907	$243,194
#	Sun Life Financial, Inc.	446,830	21,928,720
	Suncor Energy, Inc.	2,892,177	90,582,998
*	SunOpta, Inc.	121,462	1,028,496
#	Superior Plus Corp.	520,904	3,863,959
	Supremex, Inc.	5,100	21,569
	Surge Energy, Inc.	109,886	711,295
*	Taiga Building Products Ltd.	19,400	38,947
#	Tamarack Valley Energy Ltd.	1,398,189	3,859,635
#*	Taseko Mines Ltd.	1,649,943	2,716,593
#	TC Energy Corp.	424,647	17,641,692
	Teck Resources Ltd., Class A	6,700	520,630
	Teck Resources Ltd.,Class B	1,782,563	83,066,359
	TELUS Corp.	174,880	3,707,092
	TELUS Corp.	97,145	2,059,263
#*	TELUS International CDA, Inc.	31,102	618,454
	TerraVest Industries, Inc.	2,500	49,729
	TFI International, Inc.	218,221	23,518,936
#	Thomson Reuters Corp.	28,793	3,786,261
	Tidewater Midstream & Infrastructure Ltd.	582,130	390,994
	Timbercreek Financial Corp.	184,837	1,075,038
	TMX Group Ltd.	87,514	8,863,469
	Topaz Energy Corp.	24,285	347,914
*	Torex Gold Resources, Inc.	426,256	6,993,889
	Toromont Industries Ltd.	230,107	18,594,025
#	Toronto-Dominion Bank	1,130,690	68,517,563
	Total Energy Services, Inc.	227,898	1,347,353
	Tourmaline Oil Corp.	989,438	44,452,959
	TransAlta Corp.	421,210	3,757,193
	TransAlta Corp.	1,015,122	9,050,946
#	TransAlta Renewables, Inc.	304,090	2,839,236
#	Transcontinental, Inc., Class A	429,497	4,625,133
*††	Trevali Mining Corp.	258,153	0
	Trican Well Service Ltd.	1,739,923	4,070,971
#	Tricon Residential, Inc.	624,986	5,010,277
	Triple Flag Precious Metals Corp.	28,767	466,449
*	Trisura Group Ltd.	75,038	1,734,149
*	Uni-Select, Inc.	176,278	6,055,267
	Vecima Networks, Inc.	1,600	27,162
	Vermilion Energy, Inc.	861,297	10,909,504
	VersaBank	23,598	173,169
*	Victoria Gold Corp.	18,601	133,997
*	Viemed Healthcare, Inc.	36,009	390,698
	Wajax Corp.	120,993	2,147,752
	Waste Connections, Inc.	109,047	15,172,502
*	Wesdome Gold Mines Ltd.	549,251	3,433,706
	West Fraser Timber Co. Ltd.	343,432	24,842,761
	Western Forest Products, Inc.	2,107,243	1,617,546
#	Westshore Terminals Investment Corp.	176,073	3,589,428
#	Wheaton Precious Metals Corp.	163,806	8,088,739
#	Whitecap Resources, Inc.	2,148,148	16,933,406
#*	WildBrain Ltd.	386,389	581,787
	Winpak Ltd.	90,331	3,012,922
	WSP Global, Inc.	130,459	17,217,680
*	Xtract One Technologies, Inc.	184,683	121,318
*	Yangarra Resources Ltd.	278,894	374,644
#	Yellow Pages Ltd.	64,383	617,765

TOTAL CANADA			3,254,344,137

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (0.0%)
#*	AustAsia Group Ltd.	617,016	$251,753
Ω	BOC Aviation Ltd.	233,700	1,852,297
	China Gold International Resources Corp. Ltd.	2,627,562	13,226,536
	Fountain SET Holdings Ltd.	4,088,000	364,569
*	Goodbaby International Holdings Ltd.	3,886,000	273,165
*††	Hanfeng Evergreen, Inc.	42,625	0
*	Neo-Neon Holdings Ltd.	3,211,000	173,824
#	SIIC Environment Holdings Ltd.	4,946,980	725,091

TOTAL CHINA			16,867,235

DENMARK — (2.5%)
*	ALK-Abello AS	433,400	5,486,480
	Alm Brand AS	4,857,214	8,985,715
#*	Ambu AS, Class B	140,964	2,241,371
#	AP Moller - Maersk AS, Class A	2,954	5,279,367
	AP Moller - Maersk AS, Class B	3,757	6,790,971
#*	Bang & Olufsen AS	533,253	752,021
	BankNordik P/F.	1,342	28,685
#*	Bavarian Nordic AS	338,191	9,300,550
*	Brodrene Hartmann AS	12,158	503,534
	Carlsberg AS, Class B	173,585	28,727,748
#	cBrain AS	7,006	144,678
*	Chemometec AS	36,908	2,135,622
	Chr Hansen Holding AS	288,376	22,444,142
	Coloplast AS, Class B	141,332	20,363,229
	Columbus AS	474,800	498,140
	D/S Norden AS	168,448	10,584,712
*	Danske Bank AS	1,157,341	24,460,152
*	Demant AS	324,288	13,897,677
	Dfds AS	174,840	7,043,151
	Djurslands Bank AS	1,040	59,344
	DSV AS	159,905	30,094,534
#	FLSmidth & Co. AS	223,791	8,841,599
	Fluegger Group AS	350	18,866
*	Genmab AS	57,876	23,784,982
#*	GN Store Nord AS	600,927	16,042,275
	GronlandsBANKEN AS	33	2,949
	H Lundbeck AS	1,542,336	8,166,076
	H Lundbeck AS, Class A	5,284	26,614
#*	H+H International AS, Class B	111,854	1,836,311
*	Harboes Bryggeri AS, Class B	2,462	26,954
	ISS AS	784,977	16,412,070
	Jeudan AS	19,563	784,623
*	Jyske Bank AS	298,193	21,802,046
	Matas AS	213,459	2,685,617
#*	MT Hoejgaard Holding AS	328	6,876
#*Ω	Netcompany Group AS	79,396	3,072,790
*	Nilfisk Holding AS	100,348	2,060,515
#*	NKT AS	216,606	11,383,358
*Ω	NNIT AS	67,735	751,411
#	North Media AS	20,687	183,796
	Novo Nordisk AS, Sponsored ADR	595,283	99,465,836
	Novo Nordisk AS, Class B	891,477	148,301,077
	Novozymes AS, Class B	233,804	12,172,463
*	NTG Nordic Transport Group AS, Class A	9,757	519,121
Ω	Orsted AS	74,096	6,650,122
	Pandora AS	399,412	36,970,299
	Parken Sport & Entertainment AS	10,398	156,022
	Per Aarsleff Holding AS	97,171	4,185,195

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Ringkjoebing Landbobank AS	151,626	$21,326,103
	Rockwool AS, Class A	5,789	1,393,872
	Rockwool AS, Class B	34,285	8,303,912
	Royal Unibrew AS	240,968	21,538,705
#*	RTX AS	28,702	581,851
#Ω	Scandinavian Tobacco Group AS, Class A	309,540	6,045,960
	Schouw & Co. AS	71,013	6,045,868
	SimCorp AS	150,405	16,303,200
	Solar AS, Class B	25,629	2,096,712
	SP Group AS	5,454	232,138
	Spar Nord Bank AS	486,759	7,917,357
	Sparekassen Sjaelland-Fyn AS	7,233	206,100
	Sydbank AS	381,764	17,032,147
*	TCM Group AS	8,463	91,505
	Tivoli AS	1,741	208,888
	Topdanmark AS	238,180	12,573,455
	TORM PLC, Class A	59,523	1,863,042
#	Tryg AS	671,846	15,877,719
	UIE PLC	43,770	1,214,789
*	Vestas Wind Systems AS	658,732	18,227,501
*	Zealand Pharma AS	55,994	1,893,716

TOTAL DENMARK			787,106,226

FINLAND — (1.5%)
	Aktia Bank Oyj	204,365	2,056,239
#	Alandsbanken Abp, Class B	1,250	48,503
#*	Alisa Bank PLC	1,367	28,007
	Alma Media Oyj	65,615	643,587
#	Anora Group Oyj	36,670	214,312
#	Apetit Oyj	3,389	45,654
	Aspo Oyj	28,806	258,844
	Atria Oyj	77,416	920,437
#	Bittium Oyj	79,121	361,951
	Cargotec Oyj, Class B	203,864	11,265,396
	Caverion Oyj	60,053	569,636
#	Citycon Oyj	248,494	1,877,671
	Digia Oyj	27,598	167,824
	Elisa Oyj	379,350	23,558,126
Ω	Enento Group Oyj	9,514	194,616
	eQ Oyj	6,540	138,631
#	Evli Oyj, Class B	1,367	28,083
*	Finnair Oyj	3,944,965	2,309,826
	Fiskars Oyj Abp	108,695	1,878,325
	Fortum Oyj	785,073	11,725,835
	F-Secure Oyj	327,087	1,053,947
	Glaston OYJ ABP	11,415	12,365
	Gofore Oyj	2,067	60,378
#	Harvia Oyj	47,384	1,174,248
#*	HKScan Oyj, Class A	213,312	186,882
	Huhtamaki Oyj	584,496	21,068,754
	Ilkka Oyj	29,672	119,446
#	Incap Oyj	41,965	517,991
#	Kamux Corp.	20,796	127,372
	Kemira Oyj	691,838	12,136,060
	Kesko Oyj, Class A	200,457	4,159,616
	Kesko Oyj, Class B	1,296,571	27,030,709
	Kojamo Oyj	352,767	4,380,160
	Kone Oyj, Class B	436,024	24,875,493
	Konecranes Oyj	371,569	14,554,301

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
#	Lassila & Tikanoja Oyj	176,757	$1,986,707
	Marimekko Oyj	76,440	790,420
	Metsa Board Oyj, Class B	819,570	5,909,790
	Metso Outotec Oyj	1,511,364	16,686,551
	Musti Group Oyj	43,407	899,429
#	Neste Oyj	354,481	17,179,717
	Nokia Oyj	3,943,284	16,703,882
#	Nokia Oyj, Sponsored ADR	2,506,247	10,501,175
#	Nokian Renkaat Oyj	695,310	6,773,969
	Nordea Bank Abp	2,440,427	27,111,353
	Olvi Oyj, Class A	39,911	1,302,584
	Oma Saastopankki Oyj	5,497	117,533
	Oriola Oyj, Class A	1,000	1,659
	Oriola Oyj, Class B	705,799	1,129,786
	Orion Oyj, Class A	2,395	112,333
	Orion Oyj, Class B	440,437	20,688,689
#	Outokumpu Oyj	1,924,843	10,493,412
*	Pihlajalinna Oyj	37,321	376,327
	Ponsse Oyj	52,110	1,635,573
	Puuilo Oyj	20,850	161,158
*	QT Group Oyj	12,508	1,078,620
	Raisio Oyj, Class V	431,251	1,083,135
	Rapala VMC Oyj	25,862	114,257
	Revenio Group Oyj	64,304	2,418,030
Ω	Rovio Entertainment Oyj	14,306	146,872
	Sampo Oyj, Class A	665,759	33,763,937
	Sanoma Oyj	503,228	4,364,185
*	Stockmann Oyj Abp, Class B	18,522	43,125
	Stora Enso Oyj, Class R	1,270,432	16,117,774
	Suominen Oyj	10,369	30,876
	Taaleri Oyj	4,803	55,037
#	Talenom Oyj	4,065	34,546
*	Teleste Oyj	20,343	76,988
Ω	Terveystalo Oyj	79,103	691,642
	TietoEVRY Oyj	387,668	12,387,477
	Tokmanni Group Corp.	111,630	1,528,800
	UPM-Kymmene Oyj	1,134,767	36,188,170
	Uponor Oyj	295,787	7,893,410
	Vaisala Oyj, Class A	53,078	2,235,600
	Valmet Oyj	734,310	24,842,977
#	Verkkokauppa.com Oyj	8,621	24,826
	Wartsila OYJ Abp	969,896	11,248,007
*	WithSecure Oyj	228,963	375,786
#	YIT Oyj	717,769	1,858,105

TOTAL FINLAND			468,913,454

FRANCE — (8.3%)
	ABC arbitrage	159,751	1,067,088
*	Accor SA	440,860	15,640,435
*	Aeroports de Paris	16,433	2,611,302
	Air Liquide SA	220,046	39,584,138
#	Airbus SE	424,465	59,439,821
	AKWEL	63,353	940,140
Ω	ALD SA	163,960	1,975,205
	Alstom SA	765,339	19,236,465
	Altamir.	45,949	1,418,002
	Alten SA	118,651	20,171,614
#Ω	Amundi SA	138,299	9,060,639
	Arkema SA	323,359	31,994,112

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Assystem SA	41,501	$1,987,541
#*	Atos SE	288,685	4,001,940
	Aubay	32,832	1,612,535
	AXA SA	1,415,353	46,197,381
	Axway Software SA	27,334	641,170
*	Bastide le Confort Medical	13,234	410,725
	Beneteau SA	182,413	2,936,010
#	Bigben Interactive	81,261	485,424
	BioMerieux	60,550	6,339,909
	BNP Paribas SA	886,338	57,269,322
	Boiron SA	31,355	1,379,570
#	Bollore SE	1,817,900	12,280,573
	Bonduelle SCA	90,488	1,142,824
*††	Bourbon Corp.	56,660	0
	Bouygues SA	936,250	34,284,762
	Bureau Veritas SA	746,797	21,533,967
	Burelle SA	55	29,661
	Capgemini SE	176,688	32,220,353
	Carrefour SA	2,751,041	57,223,325
#*	Casino Guichard Perrachon SA	174,507	1,485,043
	Catana Group	91,952	691,565
	CBo Territoria	2,301	9,740
	Cegedim SA	29,987	655,358
*	CGG SA	3,734,210	2,794,505
#	Chargeurs SA	94,241	1,547,960
	Cie de Saint-Gobain	1,220,836	70,679,938
	Cie des Alpes	115,181	1,826,785
	Cie Generale des Etablissements Michelin SCA	1,673,096	53,284,075
	Cie Plastic Omnium SA	326,359	5,778,056
#*	Claranova SE	70,358	155,646
	Coface SA	685,362	10,490,444
	Credit Agricole SA	1,172,118	14,327,417
	Danone SA	386,572	25,584,747
	Dassault Aviation SA	28,206	5,511,953
	Dassault Systemes SE	182,291	7,400,218
#*	DBV Technologies SA	35,620	114,051
	Derichebourg SA	721,218	4,460,206
	Edenred	356,006	23,131,006
	Eiffage SA	481,145	57,267,716
*	Ekinops SAS	6,333	56,939
	Electricite de Strasbourg SA	1,138	112,711
*Ω	Elior Group SA	555,988	1,934,520
	Elis SA	975,626	19,379,660
	Engie SA	3,017,491	48,292,793
	Equasens	7,684	607,396
	Eramet SA	46,687	4,547,664
	EssilorLuxottica SA	117,505	23,263,644
#*	Esso SA Francaise	10,411	512,238
	Etablissements Maurel et Prom SA	330,266	1,260,688
	Eurazeo SE	102,960	7,351,740
*	Euroapi SA	18,789	225,658
#	Eurofins Scientific SE	322,578	22,532,014
Ω	Euronext NV	294,648	23,433,134
#	Eutelsat Communications SA	948,501	6,305,318
#*	Exail Technologies SA	12,283	256,640
	Exel Industries, Class A	6,839	382,954
*	Faurecia SE	622,231	12,914,555
	Fnac Darty SA	99,146	3,735,996
*	Gaumont SA	768	81,229

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Gaztransport Et Technigaz SA	101,523	$10,856,992
#	GEA	181	17,352
	Getlink SE	406,899	7,604,633
*	GL Events	57,252	1,375,331
	Groupe Crit	22,390	1,851,005
	Groupe SFPI	7,834	19,000
	Guerbet	32,437	595,830
	Guillemot Corp.	18,369	136,190
	Haulotte Group SA	54,664	211,295
	Hermes International	23,514	51,050,668
	HEXAOM.	16,188	314,173
*	ID Logistics Group	11,145	3,275,904
	Imerys SA	188,757	7,759,504
	Infotel SA	1,012	63,101
	Interparfums SA	2,012	159,819
	Ipsen SA	134,646	16,327,870
	IPSOS	211,393	11,461,847
	Jacquet Metals SACA	81,175	1,586,807
*	JCDecaux SE	261,899	5,797,891
#	Kaufman & Broad SA	106,824	3,475,789
	Kering SA	75,617	48,422,609
#	Korian SA	364,097	3,158,990
Ω	La Francaise des Jeux SAEM	229,305	9,800,917
	Laurent-Perrier	6,606	894,907
	Lectra	104,988	3,418,408
	Legrand SA	278,180	26,330,832
	Linedata Services	3,879	193,235
#	LISI	117,537	3,331,401
#	LNA Sante SA	27,399	960,500
	L’Oreal SA	167,437	80,020,987
*	Lumibird	1,775	26,804
	LVMH Moet Hennessy Louis Vuitton SE	248,440	238,969,752
Ω	Maisons du Monde SA	144,638	1,525,635
	Manitou BF SA	37,916	936,455
#	Mersen SA	91,472	3,689,991
	Metropole Television SA	200,359	3,234,764
#*	Nacon SA	39,602	105,099
Ω	Neoen SA	55,713	1,672,687
	Neurones	1,927	80,719
	Nexans SA	189,574	16,311,491
	Nexity SA	225,086	5,905,102
#*	Nicox	71,997	46,844
	NRJ Group	87,380	672,442
	Oeneo SA	143,254	2,272,764
#	Orange SA, Sponsored ADR	134,076	1,745,669
	Orange SA	7,384,067	96,110,387
*	OSE Immuno	3,297	14,733
	Pernod Ricard SA	67,253	15,532,018
*	Pierre Et Vacances SA	99,464	182,378
	Plastiques Du Val De Loire	45,034	154,012
#*	Prodways Group SA	18,925	46,217
#	Publicis Groupe SA, ADR	81,624	1,666,762
	Publicis Groupe SA	495,805	40,535,562
	Quadient SA	186,532	3,707,905
#*	Rallye SA	482,414	816,106
#*††	Recylex SA	65,252	0
	Remy Cointreau SA	25,125	4,347,329
*	Renault SA	589,990	21,913,973
	Rexel SA	1,277,270	29,586,177

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Robertet SA	1,585	$1,517,264
	Rothschild & Co	46,954	2,423,955
	Rubis SCA	237,855	7,029,506
	Safran SA	75,802	11,788,707
	Samse SACA	989	206,672
	Sanofi, ADR	246,722	13,236,635
	Sanofi	432,160	46,573,143
	Sartorius Stedim Biotech	21,195	5,678,112
	Savencia SA	20,844	1,447,630
	Schneider Electric SE	218,018	38,022,920
	SCOR SE	826,692	21,383,294
	SEB SA	119,502	13,702,332
	Seche Environnement SA	12,581	1,439,662
#	SES SA	1,900,136	11,785,844
*Ω	SMCP SA	201,866	1,787,196
	Societe BIC SA	134,748	8,316,133
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	755	81,419
	Societe Generale SA	1,279,926	31,087,179
	Societe LDC SA	574	72,072
	Societe pour l’Informatique Industrielle	19,686	1,098,735
	Sodexo SA	206,179	22,095,796
	Sodexo SA, Sponsored ADR	3,640	77,787
	Sodexo, Inc.	8,908	954,089
*	SOITEC	51,531	7,611,373
#*	Solocal Group	354,103	82,338
	Sopra Steria Group SACA	81,271	17,592,088
	SPIE SA	576,903	18,006,894
	Stef SA	22,404	2,599,987
	STMicroelectronics NV	933,669	39,939,637
	STMicroelectronics NV	34,139	1,463,880
	Sword Group	30,929	1,486,368
	Synergie SE	44,846	1,631,019
	Technip Energies NV	610,865	13,552,530
#	Teleperformance	124,217	24,825,455
	Television Francaise 1	327,494	2,639,200
	Thales SA	105,121	16,041,819
	Thermador Groupe	14,469	1,499,980
	Tikehau Capital SCA	24,876	682,942
	Totalenergies EP Gabon	1,958	388,444
	TotalEnergies SE, Sponsored ADR	217,523	13,906,245
	TotalEnergies SE	4,096,102	261,740,554
	Trigano SA	45,634	5,944,919
*	Ubisoft Entertainment SA	413,668	12,115,159
	Valeo	1,033,122	20,173,421
*	Vallourec SA	504,516	5,763,207
#*	Vantiva SA	32,191	7,745
	Veolia Environnement SA	596,136	18,876,622
Ω	Verallia SA	210,199	8,532,043
	Vetoquinol SA	3,588	351,629
	Vicat SA	84,188	2,456,096
	VIEL & Cie SA	79,165	663,157
	Vilmorin & Cie SA	41,497	1,968,504
	Vinci SA	743,118	91,917,167
	Virbac SA	15,064	5,145,542
	Vivendi SE	1,382,690	15,188,092
#*	Voltalia SA	1,052	15,994
	Vranken-Pommery Monopole SA	8,008	160,102
	Wavestone	24,294	1,249,235
*Ω	Worldline SA	406,893	17,700,948

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*Ω	X-Fab Silicon Foundries SE	237,327	$2,021,435
*	Xilam Animation SA	147	4,000

TOTAL FRANCE			2,619,535,289

GERMANY — (6.7%)
	1&1 AG	190,877	2,227,403
	7C Solarparken AG	173,615	762,629
*	Aareal Bank AG	311,067	10,591,191
#*	About You Holding SE	3,231	19,893
	Adesso SE	10,961	1,643,442
	Adidas AG	253,042	44,562,220
#*	ADVA Optical Networking SE	17,265	380,749
	All for One Group SE	4,257	193,198
#	Allgeier SE	19,044	574,458
	Allianz SE	418,132	104,995,854
	Allianz SE, ADR	93,441	2,338,828
	Amadeus Fire AG	23,286	3,432,226
#	Aroundtown SA	1,762,235	2,400,857
	Atoss Software AG	15,174	3,043,819
Ω	Aumann AG	3,278	60,183
	Aurubis AG	182,838	17,153,360
#*Ω	Auto1 Group SE	50,111	395,431
	BASF SE	1,352,506	69,957,203
	Basler AG	50,652	1,091,471
#*	Bauer AG	133,010	940,767
	Bayer AG	1,586,763	104,720,460
	Bayerische Motoren Werke AG	485,398	54,405,539
	BayWa AG	74,922	3,208,112
	Bechtle AG	286,363	13,318,508
Ω	Befesa SA	93,020	4,188,027
	Beiersdorf AG	15,476	2,160,904
	Bertrandt AG	26,407	1,471,121
*	Bijou Brigitte AG	16,237	980,813
	Bilfinger SE	157,431	6,811,033
#*	Borussia Dortmund GmbH & Co. KGaA	518,015	2,591,374
	Brenntag SE	471,478	38,427,640
	CANCOM SE	113,008	4,069,083
	Carl Zeiss Meditec AG	36,726	4,939,732
#*	CECONOMY AG	820,805	2,504,737
	CENIT AG	41,872	689,091
	Cewe Stiftung & Co. KGAA	43,594	4,490,659
*	Commerzbank AG	2,670,350	29,675,885
	CompuGroup Medical SE & Co. KgaA	105,941	5,824,959
	Continental AG	242,560	17,019,746
*Ω	Covestro AG	870,503	38,189,352
	CropEnergies AG	147,934	1,713,270
*	CTS Eventim AG & Co. KGaA	188,722	12,433,986
*	Daimler Truck Holding AG	921,870	30,461,312
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	2,656	187,116
#*Ω	Delivery Hero SE	126,691	5,063,990
	Dermapharm Holding SE	66,538	3,340,314
	Deutsche Bank AG	3,429,473	37,726,036
	Deutsche Beteiligungs AG	86,360	2,729,312
	Deutsche Boerse AG	92,431	17,627,398
*	Deutsche Lufthansa AG	1,409,207	15,148,868
Ω	Deutsche Pfandbriefbank AG	782,763	7,219,744
	Deutsche Post AG	1,307,426	62,886,638
	Deutsche Telekom AG, Sponsored ADR	10,326	248,340
	Deutsche Telekom AG	6,078,458	146,562,416

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Deutsche Wohnen SE	47,872	$1,083,942
	Deutz AG	225,216	1,497,058
#	DIC Asset AG	167,695	1,276,529
	DMG Mori AG	18,848	893,058
*	Dr Hoenle AG	15,398	326,955
	Draegerwerk AG & Co. KGaA	15,739	725,071
	Duerr AG	224,137	7,776,874
Ω	DWS Group GmbH & Co. KGaA	21,575	717,377
	E.ON SE	5,231,935	69,206,703
	Eckert & Ziegler Strahlen- und Medizintechnik AG	42,508	2,198,447
	EDAG Engineering Group AG	17,807	208,457
	Elmos Semiconductor SE	20,167	1,524,306
	ElringKlinger AG	154,294	1,734,384
	Encavis AG	203,012	3,510,546
	Energiekontor AG	21,733	1,741,399
	Evonik Industries AG	496,081	10,827,704
	Fabasoft AG	1,694	31,181
	Fielmann AG	101,705	5,268,655
#*	flatexDEGIRO AG	132,143	1,424,181
#*	Fraport AG Frankfurt Airport Services Worldwide	134,696	7,254,365
	Freenet AG	807,821	23,030,179
	Fresenius Medical Care AG & Co. KGaA, ADR	10,829	262,278
	Fresenius Medical Care AG & Co. KGaA	509,958	24,745,181
	Fresenius SE & Co. KGaA	844,164	24,458,781
	Fuchs Petrolub SE	96,515	3,134,727
	GEA Group AG	355,306	16,711,057
	Gerresheimer AG	164,535	17,928,946
	Gesco SE	29,514	881,728
	GFT Technologies SE	119,597	4,723,110
	GK Software SE	2,167	451,298
*	Global Fashion Group SA	75,338	68,721
	Grand City Properties SA	261,036	2,180,049
	GRENKE AG	31,459	1,128,280
*	H&R GmbH & Co. KGaA	71,325	409,085
	Hamburger Hafen und Logistik AG	182,268	2,515,316
	Hannover Rueck SE	68,171	14,565,348
#Ω	Hapag-Lloyd AG	53,107	16,513,723
	Hawesko Holding SE	1,974	94,015
	HeidelbergCement AG	396,241	30,011,920
#*	Heidelberger Druckmaschinen AG	1,499,452	3,108,417
	Hella GmbH & Co. KGaA	6,313	533,866
#*	HelloFresh SE	313,507	8,418,334
	Henkel AG & Co. KGaA	89,524	6,620,679
	Hensoldt AG	160,546	6,021,290
*	Highlight Communications AG	42,880	172,176
	Hochtief AG	38,605	3,231,567
	Hornbach Holding AG & Co. KGaA	50,337	4,277,013
	HUGO BOSS AG	256,630	19,347,727
#*	Hypoport SE	10,833	1,737,197
	Indus Holding AG	90,174	2,670,854
	Infineon Technologies AG	922,015	33,576,810
	Infineon Technologies AG, ADR	186,129	6,775,096
Ω	Instone Real Estate Group SE	80,133	641,138
	IVU Traffic Technologies AG	26,261	495,099
	Jenoptik AG	156,464	4,994,382
Ω	JOST Werke SE	9,047	499,867
	K&S AG	303,119	6,045,962
	KION Group AG	393,720	16,328,574
	Kloeckner & Co. SE	329,433	3,656,688

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Knaus Tabbert AG	1,137	$59,008
	Knorr-Bremse AG	145,502	10,198,482
*	Koenig & Bauer AG	72,753	1,503,860
	Kontron AG	155,652	3,012,095
	Krones AG	49,315	6,479,743
	KSB SE & Co. KGaA	267	160,483
	KWS Saat SE & Co. KGaA	33,931	2,200,071
	Lanxess AG	505,632	20,602,883
	LEG Immobilien SE	178,297	11,097,784
	Leifheit AG	29,884	529,278
#*	Leoni AG	120,123	35,251
*	LPKF Laser & Electronics SE	2,544	27,645
#*	Manz AG	11,990	314,960
*	Mediclin AG	12,692	42,086
*	Medigene AG	32,630	65,173
	Mercedes-Benz Group AG	1,688,994	131,717,898
	Merck KGaA	72,484	13,001,368
*	METRO AG	834,647	7,098,609
	MLP SE	269,327	1,535,093
	MTU Aero Engines AG	70,112	18,409,271
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	49,343	18,544,453
	Mutares SE & Co. KGaA	10,293	238,558
#*	Nagarro SE	33,764	3,635,494
	Nemetschek SE	224,005	17,508,976
	New Work SE	11,809	2,153,370
	Nexus AG	27,086	1,553,607
#*	Nordex SE	340,918	4,105,732
	Norma Group SE	168,823	4,015,997
	OHB SE	34,731	1,235,481
	PATRIZIA SE	199,425	2,143,860
	Pfeiffer Vacuum Technology AG	29,586	4,938,891
	PNE AG	358,793	5,862,471
	Progress-Werk Oberkirch AG	5,595	188,967
	ProSiebenSat.1 Media SE	698,671	6,274,203
#	PSI Software AG	24,071	782,500
	Puma SE	280,974	16,464,534
*	PVA TePla AG	51,808	1,109,421
*	q.beyond AG	684,149	553,180
#*	QIAGEN NV	350,772	15,664,321
*	R Stahl AG	4,599	108,688
	Rational AG	11,000	7,966,964
	Rheinmetall AG	204,535	59,906,821
	RTL Group SA	159,605	7,481,344
	RWE AG	635,062	29,775,669
	SAF-Holland SE	82,602	1,142,925
	Salzgitter AG	168,909	6,697,182
	SAP SE	183,174	24,786,397
Ω	Scout24 SE	127,221	7,929,316
	Secunet Security Networks AG	5,375	1,187,014
*	Serviceware SE	611	4,726
#*	SGL Carbon SE	95,259	878,748
	Siemens AG, Sponsored ADR	63,609	5,226,115
	Siemens AG	270,223	44,541,480
*	Siemens Energy AG	893,149	21,921,534
Ω	Siemens Healthineers AG	91,711	5,715,947
	Siltronic AG	92,377	6,658,089
	Sixt SE	88,813	11,018,972
*	SMA Solar Technology AG	26,624	2,879,889
	Software AG	191,378	6,538,175

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Stabilus SE	79,449	$5,192,204
	Stemmer Imaging AG	1,282	62,874
	STRATEC SE	26,196	1,802,561
	Stroeer SE & Co. KGaA	135,812	7,447,836
	Suedzucker AG	363,460	7,342,243
	SUESS MicroTec SE	61,566	1,605,960
	Surteco Group SE	34,391	745,918
	Symrise AG	91,174	11,015,871
	Syzygy AG	4,986	30,529
	TAG Immobilien AG	534,115	4,573,581
	Takkt AG	153,865	2,464,114
*	Talanx AG	163,192	8,207,866
*Ω	TeamViewer SE	458,326	8,458,768
	Technotrans SE	43,416	1,335,525
	Telefonica Deutschland Holding AG	5,141,491	17,372,955
	thyssenkrupp AG	1,679,076	12,082,993
	Traffic Systems SE	11,816	417,094
	United Internet AG	227,252	3,901,766
*	va-Q-tec AG	1,952	48,129
#	Varta AG	46,267	1,199,916
#	VERBIO Vereinigte BioEnergie AG	105,064	3,912,996
*	Vitesco Technologies Group AG, Class A	97,559	6,680,955
	Volkswagen AG	83,331	13,990,667
	Vonovia SE	665,481	14,433,305
	Vossloh AG	38,637	1,772,335
	Wacker Chemie AG	96,571	14,934,855
	Wacker Neuson SE	170,725	4,164,118
	Washtec AG	56,138	2,460,409
#*	Westwing Group SE	26,574	207,053
	Wuestenrot & Wuerttembergische AG	110,562	2,011,450
*Ω	Zalando SE	121,397	4,992,993
	Zeal Network SE	29,852	1,222,162

TOTAL GERMANY			2,135,517,420

HONG KONG — (2.1%)
*	Aceso Life Science Group Ltd.	10,902,900	241,772
	Aeon Credit Service Asia Co. Ltd.	28,000	18,923
	AIA Group Ltd.	11,640,800	126,734,221
#*	Aidigong Maternal & Child Health Ltd.	4,782,000	317,593
	Allied Group Ltd.	1,570,000	334,243
	Analogue Holdings Ltd.	34,000	6,325
	APAC Resources Ltd.	326,034	43,302
#*	Apollo Future Mobility Group Ltd.	2,640,000	40,138
	Asia Financial Holdings Ltd.	400,000	174,804
*	Asia Standard International Group Ltd.	2,185,561	175,547
	ASMPT Ltd.	1,334,100	10,488,899
	Associated International Hotels Ltd.	79,000	94,787
	Bank of East Asia Ltd.	3,274,813	4,315,907
	BOC Hong Kong Holdings Ltd.	3,312,000	10,455,063
	BOCOM International Holdings Co. Ltd.	415,000	23,547
	Bright Smart Securities & Commodities Group Ltd.	2,482,000	438,112
*††	Brightoil Petroleum Holdings Ltd.	7,912,171	0
Ω	Budweiser Brewing Co. APAC Ltd.	1,190,500	3,439,603
	Build King Holdings Ltd.	860,000	113,941
*††	Burwill Holdings Ltd.	9,641,600	0
	Cafe de Coral Holdings Ltd.	2,086,000	2,921,834
#*	Cathay Pacific Airways Ltd.	7,196,180	6,963,253
*	Central Wealth Group Holdings Ltd.	9,184,000	51,439
*	Century City International Holdings Ltd.	3,792,000	162,634

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Chen Hsong Holdings	408,000	$90,561
	Cheuk Nang Holdings Ltd.	124,488	31,073
	Chevalier International Holdings Ltd.	130,276	113,776
#*	China Best Group Holding Ltd.	1,047,000	36,026
*	China Energy Development Holdings Ltd.	33,840,000	392,661
	China Motor Bus Co. Ltd.	6,800	62,374
*††	China Smarter Energy Group Holdings Ltd., Class H	1,462,000	6,705
*	China Star Entertainment Ltd.	8,376,000	829,587
*	China Tonghai International Financial Ltd.	210,000	5,257
*	Chinese Estates Holdings Ltd.	1,983,500	572,979
	Chow Sang Sang Holdings International Ltd.	1,805,000	2,371,602
	Chow Tai Fook Jewellery Group Ltd.	3,484,800	6,998,215
	Chuang’s China Investments Ltd.	6,774,219	209,946
	Chuang’s Consortium International Ltd.	4,671,553	375,376
	CITIC Telecom International Holdings Ltd.	10,788,000	4,334,065
	CK Asset Holdings Ltd.	2,068,624	12,232,025
	CK Hutchison Holdings Ltd.	2,345,908	15,683,398
	CK Infrastructure Holdings Ltd.	947,045	5,391,891
#	CK Life Sciences International Holdings, Inc.	6,910,000	697,541
	CLP Holdings Ltd.	1,360,500	10,129,905
*	C-Mer Eye Care Holdings Ltd.	860,000	492,638
	CN Logistics International Holdings Ltd.	25,000	25,532
	CNT Group Ltd.	814,000	39,311
	Convenience Retail Asia Ltd.	122,000	13,991
#††	Convoy, Inc.	23,823,171	94,993
*	Cowell e Holdings, Inc.	400,000	773,685
Ω	Crystal International Group Ltd.	670,500	258,736
*	CSC Holdings Ltd.	98,610,000	478,512
	CSI Properties Ltd.	28,534,200	577,114
*††	CW Group Holdings Ltd.	1,730,500	0
	Dah Sing Banking Group Ltd.	2,722,902	2,184,026
	Dah Sing Financial Holdings Ltd.	1,069,644	2,740,347
	Dickson Concepts International Ltd.	404,500	212,231
	Dynamic Holdings Ltd.	42,000	51,771
	Eagle Nice International Holdings Ltd.	1,394,000	772,264
	EC Healthcare	1,588,000	1,069,297
*††	EcoGreen International Group Ltd.	468,240	21,254
*	Elegance Optical International Holdings Ltd.	1,000,000	31,229
*	Emperor Entertainment Hotel Ltd.	945,000	71,110
	Emperor International Holdings Ltd.	6,684,416	528,310
	Emperor Watch & Jewellery Ltd.	18,200,000	405,952
*	ENM Holdings Ltd.	4,992,000	258,228
*	Esprit Holdings Ltd.	11,285,969	923,242
Ω	ESR Group Ltd.	1,593,752	2,491,264
*	Eternity Investment Ltd.	520,000	5,696
	EuroEyes International Eye Clinic Ltd., Class C	73,000	49,733
	Fairwood Holdings Ltd.	292,500	437,640
	Far East Consortium International Ltd.	8,692,465	2,195,837
	First Pacific Co. Ltd.	11,527,756	3,860,233
#*Ω	FIT Hon Teng Ltd.	2,155,000	427,275
*Ω	Fosun Tourism Group	325,000	378,852
	Four Seas Mercantile Holdings Ltd.	36,000	12,046
*Ω	Frontage Holdings Corp.	1,578,000	490,977
	FSE Lifestyle Services Ltd.	399,000	306,951
*	Fullwealth International Group Holdings Ltd.	424,000	41,607
*	Galaxy Entertainment Group Ltd.	314,000	2,234,829
*††	Genting Hong Kong Ltd.	1,416,000	14,034
	Get Nice Financial Group Ltd.	798,824	67,239
	Giordano International Ltd.	7,948,000	2,390,954

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Glorious Sun Enterprises Ltd.	1,763,000	$166,302
#*	Gold Fin Holdings	2,104,000	0
*	Gold Peak Technology Group Ltd., Class L	605,000	43,157
	Golden Resources Development International Ltd.	924,000	153,438
*††	Goodresources	3,150,000	0
*	GR Properties Ltd.	2,856,000	323,439
	Great Eagle Holdings Ltd.	1,022,652	2,088,231
	G-Resources Group Ltd.	6,457,820	1,733,365
	Guoco Group Ltd.	26,000	219,793
	Guotai Junan International Holdings Ltd.	14,386,000	1,215,055
#*	Haitong International Securities Group Ltd.	12,800,452	1,080,498
	Hang Lung Group Ltd.	3,074,000	5,404,165
	Hang Lung Properties Ltd.	5,656,000	10,338,751
	Hang Seng Bank Ltd.	578,300	8,572,051
	Hanison Construction Holdings Ltd.	909,496	126,221
*	Harbour Centre Development Ltd.	158,000	145,487
	Henderson Land Development Co. Ltd.	2,398,284	8,539,629
	HK Electric Investments & HK Electric Investments Ltd.	3,919,000	2,471,401
	HKBN Ltd.	3,561,500	2,513,181
	HKR International Ltd.	4,565,238	1,487,520
	HKT Trust & HKT Ltd.	12,492,000	16,417,881
	Hon Kwok Land Investment Co. Ltd.	234,000	60,062
	Hong Kong & China Gas Co. Ltd.	11,833,586	10,507,404
*	Hong Kong ChaoShang Group Ltd.	48,000	4,898
	Hong Kong Exchanges & Clearing Ltd.	821,118	34,090,274
	Hong Kong Ferry Holdings Co. Ltd.	489,000	443,962
#	Hong Kong Technology Venture Co. Ltd.	1,107,000	696,322
*	Hongkong & Shanghai Hotels Ltd.	2,354,226	2,312,643
	Hongkong Chinese Ltd.	3,741,143	253,963
Ω	Honma Golf Ltd.	558,000	237,615
#*††	Hsin Chong Group Holdings Ltd.	7,804,000	0
	Hung Hing Printing Group Ltd.	1,234,524	177,859
	Hutchison Telecommunications Hong Kong Holdings Ltd.	8,562,000	1,485,329
	Hysan Development Co. Ltd.	1,386,215	3,917,507
*	IGG, Inc.	3,530,000	2,918,071
*	Imagi International Holdings Ltd.	946,799	41,057
	International Housewares Retail Co. Ltd.	1,741,000	641,378
*	IPE Group Ltd.	1,865,000	125,859
#*	IRC Ltd.	34,070,000	391,718
	ITC Properties Group Ltd.	677,994	87,308
	Johnson Electric Holdings Ltd.	1,856,326	2,075,490
	K Wah International Holdings Ltd.	3,678,000	1,270,986
*	Kader Holdings Co. Ltd.	100,000	5,495
	Karrie International Holdings Ltd.	2,438,000	267,546
	Kerry Logistics Network Ltd.	2,692,791	3,815,358
	Kerry Properties Ltd.	2,871,083	7,407,697
	Kingmaker Footwear Holdings Ltd.	1,152,000	125,186
	Kowloon Development Co. Ltd.	2,226,000	2,426,118
	KRP Development Holdings Ltd.	609,500	105,600
#*	KuangChi Science Ltd.	4,909,000	100,147
*	Lai Sun Development Co. Ltd.	1,819,480	358,463
	Lam Soon Hong Kong Ltd.	12,000	15,700
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	363,750	48,318
*	Lerado Financial Group Co. Ltd.	74,000	1,489
	Lippo China Resources Ltd.	12,586,000	163,083
	Lippo Ltd.	236,000	59,481
	Liu Chong Hing Investment Ltd.	1,034,000	840,986
	L’Occitane International SA	2,189,250	5,569,619
	Luk Fook Holdings International Ltd.	2,089,000	6,694,250

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Lung Kee Bermuda Holdings	432,000	$122,228
*	Magnificent Hotel Investment Ltd.	4,616,000	67,421
	Man Wah Holdings Ltd.	8,984,000	7,557,675
*	Mason Group Holdings Ltd.	42,923,200	152,857
*††	Master Glory GP	807,080	0
	MECOM Power & Construction Ltd.	3,319,000	605,802
*	Melco International Development Ltd.	1,917,000	2,231,063
*	Melco Resorts & Entertainment Ltd., ADR	47,606	649,346
*	MGM China Holdings Ltd.	1,324,800	1,809,505
#*††	MH Development NPV	564,000	0
*	Midland Holdings Ltd.	1,342,364	140,663
	Miramar Hotel & Investment	572,000	840,244
	Modern Dental Group Ltd.	1,759,000	572,064
*	Mongolian Mining Corp.	1,107,000	397,281
	MTR Corp. Ltd.	946,632	4,729,866
*	NagaCorp Ltd.	5,697,602	4,619,340
	Nameson Holdings Ltd.	1,670,000	108,650
	National Electronics Holdings.	61,600	6,985
*††	National United Resources Holdings Ltd.	332,000	4,207
	NEW Concepts Holdings Ltd.	500,000	40,296
	New World Development Co. Ltd.	4,246,284	11,324,314
*††	NewOcean Energy Holdings Ltd.	4,088,000	3,646
	Nissin Foods Co. Ltd.	1,423,000	1,271,230
	NWS Holdings Ltd.	6,370,221	5,517,640
	Oriental Watch Holdings	2,471,793	1,415,921
#*	Oshidori International Holdings Ltd.	17,547,000	546,252
*††	Pacific Andes International Holdings Ltd.	11,918,411	0
	Pacific Basin Shipping Ltd.	29,105,000	10,127,264
*	Pacific Century Premium Developments Ltd.	2,508,004	112,069
	Pacific Textiles Holdings Ltd.	4,696,000	1,510,974
*	Paliburg Holdings Ltd.	928,790	193,421
*	Paradise Entertainment Ltd.	816,000	87,498
	PC Partner Group Ltd.	1,296,000	743,321
	PCCW Ltd.	20,433,308	10,658,585
#*††	Peace Mark Holdings Ltd.	232,000	0
	Perfect Medical Health Management Ltd.	1,490,000	726,708
	Pico Far East Holdings Ltd.	3,618,000	610,077
	Playmates Holdings Ltd.	3,856,000	280,351
	Plover Bay Technologies Ltd.	1,016,000	301,966
	Power Assets Holdings Ltd.	1,709,000	9,765,735
	Prada SpA	938,600	6,910,611
*	PT International Development Co. Ltd.	4,432,550	66,140
	Public Financial Holdings Ltd.	2,038,000	572,001
#*	Realord Group Holdings Ltd.	90,000	62,273
*	Regal Hotels International Holdings Ltd.	1,641,400	649,084
Ω	Regina Miracle International Holdings Ltd.	1,148,000	410,074
	Samson Holding Ltd.	196,000	6,256
*Ω	Samsonite International SA	2,613,900	8,283,042
*	Sands China Ltd.	398,800	1,428,269
	SAS Dragon Holdings Ltd.	1,326,000	590,388
	SEA Holdings Ltd.	1,123,918	309,148
*	Shangri-La Asia Ltd.	4,816,166	4,442,983
*	Shin Hwa World Ltd.	5,724,000	95,561
*	Shun Ho Property Investments Ltd.	70,224	10,482
*	Shun Tak Holdings Ltd.	10,328,250	1,874,852
	Singamas Container Holdings Ltd.	7,570,000	589,277
	Sino Land Co. Ltd.	9,221,252	12,426,293
	SITC International Holdings Co. Ltd.	4,951,000	9,157,777
#*	SJM Holdings Ltd.	10,902,125	5,677,067

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	SmarTone Telecommunications Holdings Ltd.	2,499,930	$1,521,585
	Solomon Systech International Ltd.	204,000	12,657
	Soundwill Holdings Ltd.	466,500	394,637
*	Space Group Holdings Ltd.	532,500	237,398
	Stella International Holdings Ltd.	1,853,500	1,929,771
	Sun Hung Kai & Co. Ltd.	3,702,787	1,366,249
	Sun Hung Kai Properties Ltd.	847,511	11,800,134
	SUNeVision Holdings Ltd.	1,159,000	658,529
	Swire Pacific Ltd., Class A	919,000	7,295,138
	Swire Pacific Ltd., Class B	1,735,000	2,202,779
	Swire Properties Ltd.	865,050	2,325,023
	TAI Cheung Holdings Ltd.	1,103,000	569,461
	Tai Hing Group Holdings Ltd.	1,034,000	128,059
	Tai Sang Land Development Ltd.	145,523	68,461
#	Tan Chong International Ltd.	372,000	80,069
	Tao Heung Holdings Ltd.	795,000	86,565
	Techtronic Industries Co. Ltd.	1,827,000	19,765,376
*	Television Broadcasts Ltd.	1,228,900	1,077,121
	Texhong International Group Ltd.	807,000	589,510
	Texwinca Holdings Ltd.	4,120,000	735,703
*	Theme International Holdings Ltd.	1,710,000	198,704
	Town Health International Medical Group Ltd.	2,602,000	101,062
	Tradelink Electronic Commerce Ltd.	2,608,000	316,590
	Transport International Holdings Ltd.	1,168,075	1,547,161
	United Laboratories International Holdings Ltd.	6,093,500	4,933,794
*††	Untrade.China Solar	1,033,500	0
*††	Untrade.Lerthai Group	38,000	0
*††	Up Energy Development Group Ltd.	2,252,000	0
*	Value Convergence Holdings Ltd.	1,880,000	35,483
#	Value Partners Group Ltd.	5,187,000	1,646,307
	Vedan International Holdings Ltd.	1,404,000	86,832
	Vitasoy International Holdings Ltd.	2,280,000	4,032,941
*Ω	VPower Group International Holdings Ltd., Class H	3,559,506	165,903
	VSTECS Holdings Ltd.	4,167,200	2,394,033
	VTech Holdings Ltd.	682,500	4,097,413
	Wai Kee Holdings Ltd.	384,000	78,882
*	Wang On Group Ltd.	66,120,000	412,969
#*	Wealthking Investments Ltd.	1,516,000	58,105
Ω	WH Group Ltd.	36,105,734	20,101,450
	Wharf Real Estate Investment Co. Ltd.	1,476,750	8,515,995
	Wing On Co. International Ltd.	123,137	207,428
	Wing Tai Properties Ltd.	462,000	205,368
*	Wynn Macau Ltd.	2,170,800	2,348,567
*	Xingye Alloy Materials Group Ltd.	279,000	38,076
	Xinyi Glass Holdings Ltd.	9,002,000	16,469,516
	YTO International Express & Supply Chain Technology Ltd.	716,000	166,385
	Yue Yuen Industrial Holdings Ltd.	4,112,500	6,189,011
#*	Zensun Enterprises Ltd.	1,420,001	131,286
*	Zhaobangji Properties Holdings Ltd.	3,416,000	141,511

TOTAL HONG KONG			669,212,636

IRELAND — (0.8%)
	AIB Group PLC	2,537,699	10,913,568
	Bank of Ireland Group PLC	4,935,750	51,050,048
	Cairn Homes PLC	2,774,403	3,135,161
	CRH PLC	567,661	27,411,770
	CRH PLC, Sponsored ADR	1,222,589	59,295,567
*	Dalata Hotel Group PLC	468,723	2,355,972
	FBD Holdings PLC	84,655	1,197,301

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
IRELAND — (Continued)
#*	Flutter Entertainment PLC	152,117	$30,482,951
	Glanbia PLC	583,378	8,835,884
*Ω	Glenveagh Properties PLC	2,229,093	2,326,434
	Irish Continental Group PLC	472,770	2,438,946
	Kerry Group PLC,Class A	78,150	8,260,113
	Kingspan Group PLC	366,845	25,421,366
*	Permanent TSB Group Holdings PLC	16,626	41,567
	Smurfit Kappa Group PLC	770,509	28,546,694

TOTAL IRELAND			261,713,342

ISRAEL — (0.7%)
#	Adgar Investment & Development Ltd.	184,659	204,265
#	Afcon Holdings Ltd.	2,028	52,880
#*	AFI Properties Ltd.	50,056	1,334,260
	Africa Israel Residences Ltd.	8,758	320,788
*	Airport City Ltd.	188,609	2,415,530
*	Allot Ltd.	48,893	132,295
	Alony Hetz Properties & Investments Ltd.	175,151	1,383,044
#	Alrov Properties & Lodgings Ltd.	27,535	1,101,483
	Amot Investments Ltd.	347,422	1,841,156
	Arad Ltd.	5,667	70,184
#	Ashtrom Group Ltd.	105,746	1,666,609
#	AudioCodes Ltd.	70,793	720,771
#	Aura Investments Ltd.	322,668	467,977
#	Automatic Bank Services Ltd.	30,312	105,675
*	Avgol Industries 1953 Ltd.	305,415	152,289
#	Azorim-Investment Development & Construction Co. Ltd.	262,554	631,443
	Azrieli Group Ltd.	27,826	1,622,705
	Bank Hapoalim BM	1,256,068	10,820,510
	Bank Leumi Le-Israel BM	2,347,288	18,606,204
#*	Bet Shemesh Engines Holdings 1997 Ltd.	13,690	334,051
#	Bezeq The Israeli Telecommunication Corp. Ltd.	4,936,467	6,720,637
#*	Big Shopping Centers Ltd.	14,843	1,265,876
*	BioLine RX Ltd.	391,980	27,896
#	Blue Square Real Estate Ltd.	19,604	983,210
*	Brack Capital Properties NV	6,273	726,226
*	Camtek Ltd.	23,446	607,867
	Carasso Motors Ltd.	85,096	378,648
*	Cellcom Israel Ltd.	433,182	1,544,939
*	Ceragon Networks Ltd.	99,230	193,499
*	Clal Insurance Enterprises Holdings Ltd.	215,030	3,308,489
#*	Compugen Ltd.	18,025	11,015
	Danel Adir Yeoshua Ltd.	18,119	1,325,116
	Delek Automotive Systems Ltd.	186,786	1,507,988
	Delek Group Ltd.	35,775	3,897,157
	Delta Galil Ltd.	50,883	2,153,460
	Diplomat Holdings Ltd.	5,071	44,694
#	Direct Finance of Direct Group 2006 Ltd.	441	55,181
	Dor Alon Energy in Israel 1988 Ltd.	2,513	49,580
#*	Doral Group Renewable Energy Resources Ltd.	16,831	36,537
#*	Duniec Brothers Ltd.	1,428	63,841
*	El Al Israel Airlines	85,147	90,653
#	Elbit Systems Ltd.	13,470	2,490,900
#	Electra Consumer Products 1970 Ltd.	60,059	1,417,894
#	Electra Ltd.	8,076	3,469,024
	Electra Real Estate Ltd.	44,657	467,162
*	Ellomay Capital Ltd.	1,262	17,006
	Elron Ventures Ltd.	113	132
#	Energix-Renewable Energies Ltd.	283,618	844,029

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Enlight Renewable Energy Ltd.	83,502	$1,383,830
*	Equital Ltd.	122,706	3,116,347
#*	Fattal Holdings 1998 Ltd.	13,541	1,216,632
#	First International Bank of Israel Ltd.	204,850	7,443,025
	FMS Enterprises Migun Ltd.	15,871	461,847
	Formula Systems 1985 Ltd.	52,629	3,333,113
#	Fox Wizel Ltd.	49,060	4,127,736
#	Gav-Yam Lands Corp. Ltd.	187,406	1,352,510
#*	Gilat Satellite Networks Ltd.	86,749	404,069
	Globrands Ltd.	82	8,830
#*	Hagag Group Real Estate Development	17,414	56,750
*	Hamat Group Ltd.	11,261	42,705
	Harel Insurance Investments & Financial Services Ltd.	755,030	6,777,214
	Hilan Ltd.	74,724	3,313,162
	ICL Group Ltd.	832,868	5,172,796
	IDI Insurance Co. Ltd.	38,710	998,770
#	IES Holdings Ltd.	3,436	240,679
	Ilex Medical Ltd.	11,771	256,584
	Inrom Construction Industries Ltd.	260,445	900,939
	Isracard Ltd.	465,908	1,897,163
#	Israel Canada T.R Ltd.	185,753	343,160
	Israel Discount Bank Ltd., Class A	2,795,318	13,892,292
	Israel Land Development Co. Ltd.	49,116	363,926
	Israel Shipyards Industries Ltd.	3,503	68,190
	Isras Investment Co. Ltd.	4,493	781,932
#	Issta Ltd.	9,640	199,080
*	Kamada Ltd.	66,628	306,349
	Kardan Real Estate Enterprise & Development Ltd.	192,137	191,459
	Kenon Holdings Ltd.	56,089	1,492,186
	Kerur Holdings Ltd.	23,328	513,949
#	Klil Industries Ltd.	5,157	233,173
#	Lapidoth Capital Ltd.	5,784	88,379
#	Levinstein Properties Ltd.	11,100	236,349
#	M Yochananof & Sons Ltd.	8,158	378,085
	Magic Software Enterprises Ltd.	58,413	776,870
#	Malam - Team Ltd.	6,524	111,033
	Matrix IT Ltd.	170,242	3,059,381
#	Max Stock Ltd.	17,460	33,357
	Maytronics Ltd.	191,447	2,014,500
	Mediterranean Towers Ltd.	246,856	464,771
#	Mega Or Holdings Ltd.	70,593	1,394,600
*	Mehadrin Ltd.	2,358	73,004
#*	Meitav Investment House Ltd.	115,654	380,123
	Melisron Ltd.	40,076	2,679,126
	Menora Mivtachim Holdings Ltd.	146,516	3,076,349
	Meshulam Levinstein Contracting & Engineering Ltd.	2,214	152,670
*	Migdal Insurance & Financial Holdings Ltd.	2,080,076	2,242,979
#	Mivne Real Estate KD Ltd.	712,214	1,995,100
#	Mivtach Shamir Holdings Ltd.	26,374	513,343
	Mizrahi Tefahot Bank Ltd.	319,390	10,473,839
	Naphtha Israel Petroleum Corp. Ltd.	228,710	969,035
#	Nawi Brothers Ltd.	70,632	495,217
#*	Neto Malinda Trading Ltd.	7,894	138,386
#*	Neto ME Holdings Ltd.	11,813	252,005
#*	Nice Ltd., Sponsored ADR	6,170	1,258,742
*	Nova Ltd.	70,851	6,587,838
#	Novolog Ltd.	182,364	91,403
	Oil Refineries Ltd.	10,257,702	2,856,236
	One Software Technologies Ltd.	47,565	509,180

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	OPC Energy Ltd.	63,456	$452,788
	Palram Industries 1990 Ltd.	7,278	51,241
*	Partner Communications Co. Ltd.	608,663	2,965,460
*	Paz Oil Co. Ltd.	40,983	3,860,822
#	Peninsula Group Ltd.	90,236	41,710
*	Perion Network Ltd.	44,651	1,609,093
	Phoenix Holdings Ltd.	729,360	7,824,837
	Plasson Industries Ltd.	15,752	641,504
	Pluri, Inc.	33,473	34,678
	Polyram Plastic Industries Ltd.	23,110	56,522
	Prashkovsky Investments & Construction Ltd.	17,732	361,273
#*	Priortech Ltd.	15,948	263,946
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	37,873	2,162,650
#	Raval Ics Ltd.	19,152	25,400
	Retailors Ltd.	1,426	27,105
	Sano-Brunos Enterprises Ltd.	139	7,581
*	Scope Metals Group Ltd.	43,299	1,439,127
#	Shapir Engineering & Industry Ltd.	142,559	1,018,820
#*	Shikun & Binui Ltd.	966,808	2,075,114
	Shufersal Ltd.	544,746	2,776,755
#*	Solegreen Ltd.	12,511	19,000
#	Strauss Group Ltd.	62,422	1,391,893
	Summit Real Estate Holdings Ltd.	123,569	1,370,900
#	Suny Cellular Communication Ltd.	515,689	195,586
#	Tadiran Group Ltd.	13,411	1,202,231
Ω	Tamar Petroleum Ltd.	23,573	65,397
	Tel Aviv Stock Exchange Ltd.	50,532	232,699
#	Telsys Ltd.	1,721	101,690
*	Tera Light Ltd.	97,315	123,580
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	687,914	6,005,489
	Tiv Taam Holdings 1 Ltd.	206,177	363,148
*	Tower Semiconductor Ltd.	352,019	15,821,939
	Victory Supermarket Chain Ltd.	1,131	10,946
#	YD More Investments Ltd.	53,576	121,567
	YH Dimri Construction & Development Ltd.	13,610	735,752

TOTAL ISRAEL			237,333,315

ITALY — (2.6%)
	A2A SpA	6,090,245	10,745,537
	ACEA SpA	275,084	4,034,149
*	Aeffe SpA	175,100	246,964
#	Amplifon SpA	456,353	16,752,672
Ω	Anima Holding SpA	1,187,917	4,936,290
	Aquafil SpA	12,802	69,980
	Ariston Holding NV	24,033	274,474
	Arnoldo Mondadori Editore SpA	884,019	1,932,367
	Ascopiave SpA	302,866	969,570
	Assicurazioni Generali SpA	1,050,370	21,877,228
#	Avio SpA	35,879	363,183
#	Azimut Holding SpA	500,412	11,177,239
	Banca Generali SpA	249,008	8,266,806
	Banca IFIS SpA	128,582	2,159,469
	Banca Mediolanum SpA	606,852	5,486,751
*	Banca Monte dei Paschi di Siena SpA	203	468
	Banca Popolare di Sondrio SPA.	2,752,177	12,502,515
	Banca Profilo SpA	963,146	245,308
#Ω	Banca Sistema SpA	243,437	365,908
	Banco BPM SpA	7,714,604	31,368,179
	Banco di Desio e della Brianza SpA	100,099	369,474

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	BasicNet SpA	4,285	$25,121
Ω	BFF Bank SpA	85,667	824,386
	Biesse SpA	9,317	142,348
	BPER Banca	5,363,723	15,065,072
	Brembo SpA	512,575	7,531,792
	Brunello Cucinelli SpA	145,183	13,901,620
	Buzzi Unicem SpA	278,613	6,927,947
	Cairo Communication SpA	388,091	780,265
Ω	Carel Industries SpA	38,530	1,010,554
	Cembre SpA	359	11,994
	Cementir Holding NV	193,185	1,620,597
*	CIR SpA-Compagnie Industriali	1,718,214	724,862
	CNH Industrial NV	462,095	6,502,460
	Credito Emiliano SpA	388,991	2,986,300
	d’Amico International Shipping SA	2,286,063	1,017,624
	Danieli & C Officine Meccaniche SpA	178,159	3,648,872
#	Danieli & C Officine Meccaniche SpA	70,517	1,835,170
	Davide Campari-Milano NV	185,012	2,384,336
	De’ Longhi SpA	131,898	3,064,773
	DiaSorin SpA	27,640	3,002,055
#	Digital Bros SpA	15,743	358,056
Ω	doValue SpA	91,744	644,165
	Elica SpA	105,462	329,022
	Emak SpA	287,089	361,911
Ω	Enav SpA	23,013	108,148
	Enel SpA	5,986,239	40,898,669
	Eni SpA	4,317,248	65,222,469
#	Eni SpA, Sponsored ADR	141,714	4,291,100
	ERG SpA	196,202	5,924,947
	Esprinet SpA	144,644	1,281,519
*	Eurotech SpA	79,018	257,710
#	Exprivia SpA	19,952	29,117
	Ferrari NV	126,575	35,269,970
	Fila SpA	43,066	356,597
*	Fincantieri SpA	1,228,505	748,346
	FinecoBank Banca Fineco SpA	882,672	13,379,265
*	FNM SpA	658,558	320,859
*	Garofalo Health Care SpA	9,743	40,072
	Gefran SpA	20,755	229,431
#*	Geox SpA	218,933	247,776
	GPI SpA	8,180	109,159
	Gruppo MutuiOnline SpA	110,159	3,435,896
	Hera SpA	3,375,803	10,509,741
	IMMSI SpA	1,230,988	788,431
Ω	Infrastrutture Wireless Italiane SpA	301,556	4,185,452
	Interpump Group SpA	110,831	6,185,447
	Intesa Sanpaolo SpA	12,320,332	32,394,973
	Iren SpA	1,875,844	4,053,763
	Italgas SpA	1,456,635	9,511,070
	Italian Sea Group SPA	5,327	50,820
	Italmobiliare SpA	35,301	996,227
*	Iveco Group NV	393,039	3,536,463
*	KME Group SpA	1,101,521	1,178,105
	Leonardo SpA	1,435,712	17,109,226
	LU-VE SpA	11,336	379,761
#	Maire Tecnimont SpA	709,819	3,046,335
#*††	Mariella Burani Fashion Group SpA	2,868	0
	Mediobanca Banca di Credito Finanziario SpA	1,820,172	19,547,157
	MFE-MediaForEurope NV, Class A	5,474,764	2,587,793

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
#	MFE-MediaForEurope NV, Class B	1,524,212	$1,122,944
	Moncler SpA	334,113	24,784,893
*	Newlat Food SpA	7,270	43,672
*Ω	Nexi SpA	464,866	3,854,571
	Openjobmetis SpA agenzia per il lavoro	34,444	377,887
	Orsero SpA	16,378	229,552
Ω	OVS SpA	1,677,213	5,042,168
	Pharmanutra SpA	14,204	788,289
	Piaggio & C SpA	1,596,064	6,567,409
Ω	Piovan SpA	2,034	22,745
Ω	Pirelli & C SpA	1,429,245	7,486,425
Ω	Poste Italiane SpA	872,203	9,076,967
	Prysmian SpA	275,391	11,270,550
Ω	RAI Way SpA	397,583	2,546,921
	Recordati Industria Chimica e Farmaceutica SpA	225,816	10,394,858
	Reply SpA	63,940	7,449,164
	Rizzoli Corriere Della Sera Mediagroup SpA	731,602	632,571
	Sabaf SpA	38,638	702,880
#	SAES Getters SpA	7,969	252,900
	SAES Getters SpA	1,311	41,501
*	Safilo Group SpA	102,103	147,096
#	Salvatore Ferragamo SpA	128,654	2,262,100
#	Sanlorenzo SpA/Ameglia	29,604	1,328,647
*	Saras SpA	2,565,569	3,317,003
	Sesa SpA	33,959	4,161,979
	SIT SpA	10,602	62,446
	Snam SpA	1,900,959	10,564,915
#*	Sogefi SpA	310,054	419,750
	SOL SpA	118,518	3,424,536
#*	Spaxs SpA	165,982	1,171,220
#	Stellantis NV	6,454,309	107,054,857
	Stellantis NV	11,429	190,064
	Tamburi Investment Partners SpA	279,696	2,671,058
Ω	Technogym SpA	462,492	4,220,350
#*	Telecom Italia SpA	33,737,998	9,922,772
*	Telecom Italia SpA, Sponsored ADR	180,144	526,561
	Tenaris SA	284,581	4,071,008
	Tenaris SA, ADR	114,135	3,276,816
	Terna - Rete Elettrica Nazionale	1,876,991	16,246,748
	Tinexta SpA	60,794	1,239,570
*	Tod’s SpA	13,495	570,414
*	TXT e-solutions SpA	15,223	315,063
	UniCredit SpA	2,110,123	41,813,096
#Ω	Unieuro SpA	30,996	372,039
	Unipol Gruppo SpA	2,108,967	11,857,418
#	UnipolSai Assicurazioni SpA	1,978,281	5,321,975
#	Webuild SpA	734,563	1,579,455
	Zignago Vetro SpA	94,997	1,764,550

TOTAL ITALY			829,620,020

JAPAN — (20.5%)
	&Do Holdings Co. Ltd.	22,100	155,752
	77 Bank Ltd.	294,674	4,790,781
	A&D HOLON Holdings Co. Ltd.	106,800	1,077,579
	ABC-Mart, Inc.	24,400	1,386,621
*	Access Co. Ltd.	142,000	900,375
	Achilles Corp.	64,500	686,373
	Acom Co. Ltd.	1,090,600	2,672,120
	AD Works Group Co. Ltd.	62,020	78,512

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Adastria Co. Ltd.	177,100	$3,339,873
	ADEKA Corp.	407,600	6,883,333
	Ad-sol Nissin Corp.	31,400	404,954
	Adtec Plasma Technology Co. Ltd.	1,900	18,267
	Advan Group Co. Ltd.	82,200	573,337
	Advance Create Co. Ltd.	6,000	49,452
#*	Advanced Media, Inc.	63,900	887,665
	Advantest Corp.	210,300	16,389,072
#	Adventure, Inc.	9,200	685,993
	Aeon Co. Ltd.	938,368	19,125,826
	Aeon Delight Co. Ltd.	112,300	2,488,663
	Aeon Fantasy Co. Ltd.	45,100	1,085,249
	AEON Financial Service Co. Ltd.	459,500	4,093,050
#	Aeon Hokkaido Corp.	111,300	667,719
	Aeon Mall Co. Ltd.	198,820	2,680,598
#	Aeria, Inc.	65,500	181,170
	AFC-HD AMS Life Science Co. Ltd.	14,100	78,789
	AGC, Inc.	710,900	26,505,807
	Agro-Kanesho Co. Ltd.	4,700	61,520
	AGS Corp.	4,100	21,632
	Ahresty Corp.	101,200	424,833
	Ai Holdings Corp.	90,700	1,587,879
*	AI inside, Inc.	1,600	51,072
	Aica Kogyo Co. Ltd.	137,100	3,116,936
	Aichi Corp.	171,000	1,059,683
	Aichi Financial Group, Inc.	203,451	3,194,880
	Aichi Steel Corp.	55,400	1,109,295
	Aichi Tokei Denki Co. Ltd.	34,800	393,318
	Aida Engineering Ltd.	259,200	1,632,799
*	Aidma Holdings, Inc.	9,900	201,552
	Aiful Corp.	1,088,100	2,959,584
#	Ain Holdings, Inc.	91,200	3,792,441
	Aiphone Co. Ltd.	47,500	749,097
	Air Water, Inc.	788,400	9,962,047
	Airport Facilities Co. Ltd.	109,900	465,187
	Airtech Japan Ltd.	28,300	230,217
	Airtrip Corp.	54,800	1,102,114
	Aisan Industry Co. Ltd.	198,800	1,422,886
	Aisin Corp.	455,482	13,369,060
#	AIT Corp.	31,500	370,193
#	Aizawa Securities Group Co. Ltd.	155,000	799,309
	Ajinomoto Co., Inc.	333,100	11,979,725
	Ajis Co. Ltd.	18,400	314,284
	Akatsuki Corp.	96,900	226,294
	Akatsuki, Inc.	36,800	611,260
*	Akebono Brake Industry Co. Ltd.	554,564	609,626
	Akita Bank Ltd.	100,100	1,323,661
#	Albis Co. Ltd.	27,700	504,694
	Alconix Corp.	125,800	1,281,378
	Alfresa Holdings Corp.	607,700	8,799,185
#	Alinco, Inc.	76,500	578,999
#	Alleanza Holdings Co. Ltd.	58,700	430,782
*	Allied Architects, Inc.	33,300	161,721
*	Allied Telesis Holdings KK	66,200	53,146
#	Alpen Co. Ltd.	97,100	1,484,734
#	Alpha Corp.	33,700	249,240
	Alpha Systems, Inc.	3,820	116,261
*	AlphaPolis Co. Ltd.	11,300	286,348
	Alps Alpine Co. Ltd.	894,204	8,164,130

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Alps Logistics Co. Ltd.	36,400	$347,658
#	Altech Corp.	92,910	1,754,508
	Amada Co. Ltd.	1,044,400	9,751,556
	Amano Corp.	173,500	3,532,625
	Amiyaki Tei Co. Ltd.	18,500	515,403
	Amuse, Inc.	23,900	326,131
	Amvis Holdings, Inc.	32,000	696,872
*	ANA Holdings, Inc.	130,900	2,855,327
#	Anabuki Kosan, Inc.	12,300	209,551
	Anest Iwata Corp.	148,500	1,113,046
	Anicom Holdings, Inc.	99,700	388,127
	Anritsu Corp.	468,800	4,292,570
	AOI Electronics Co. Ltd.	20,400	283,799
	AOKI Holdings, Inc.	179,100	1,247,490
	Aoki Super Co. Ltd.	1,100	19,508
	Aoyama Trading Co. Ltd.	206,400	1,410,391
	Aoyama Zaisan Networks Co. Ltd.	94,800	701,807
#	Aozora Bank Ltd.	407,800	7,315,517
	Apaman Co. Ltd.	44,700	150,409
	Arakawa Chemical Industries Ltd.	86,900	632,966
	Arata Corp.	70,700	2,298,860
#	Araya Industrial Co. Ltd.	17,700	269,027
#	Arcland Service Holdings Co. Ltd.	57,800	1,215,050
	ARCLANDS Corp.	46,300	524,395
	Arcs Co. Ltd.	181,873	3,306,674
#	Ardepro Co. Ltd.	37,589	106,534
	Arealink Co. Ltd.	34,400	583,207
	Argo Graphics, Inc.	54,900	1,546,920
	Arisawa Manufacturing Co. Ltd.	148,400	1,366,771
	ARTERIA Networks Corp.	85,400	817,963
	Artiza Networks, Inc.	16,700	115,627
	Artnature, Inc.	114,900	660,894
*	Aruhi Corp.	57,770	460,356
	As One Corp.	49,380	2,091,960
	Asahi Broadcasting Group Holdings Corp.	44,000	217,531
	Asahi Co. Ltd.	94,300	901,597
	Asahi Diamond Industrial Co. Ltd.	246,300	1,646,480
	Asahi Group Holdings Ltd.	371,500	14,352,558
	Asahi Holdings, Inc.	265,100	3,902,878
	Asahi Intecc Co. Ltd.	188,800	3,416,570
	Asahi Kasei Corp.	3,428,900	24,218,862
#	Asahi Kogyosha Co. Ltd.	37,800	677,696
	Asahi Net, Inc.	54,600	237,151
	ASAHI YUKIZAI Corp.	70,900	1,662,370
	Asanuma Corp.	67,500	1,551,308
	Asax Co. Ltd.	6,600	30,034
	Ashimori Industry Co. Ltd.	23,400	238,516
	Asia Pile Holdings Corp.	138,100	751,266
	Asics Corp.	137,800	3,851,692
	ASKA Pharmaceutical Holdings Co. Ltd.	125,900	1,180,328
	ASKUL Corp.	124,700	1,661,853
	Astellas Pharma, Inc.	402,700	6,066,498
	Astena Holdings Co. Ltd.	215,900	720,321
	Asti Corp.	18,499	466,215
#	Atled Corp.	4,600	50,015
*	Atrae, Inc.	41,700	252,729
*	Atsugi Co. Ltd.	69,800	216,388
#	Aucnet, Inc.	40,900	478,409
	Autobacs Seven Co. Ltd.	302,800	3,443,369

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Avant Group Corp.	79,300	$820,661
#	Avantia Co. Ltd.	49,100	298,220
	Avex, Inc.	152,400	1,745,388
	Awa Bank Ltd.	222,300	3,324,910
	Axial Retailing, Inc.	95,400	2,475,956
*	Axxzia, Inc.	19,300	158,366
	Azbil Corp.	125,700	3,515,420
#	AZ-COM MARUWA Holdings, Inc.	184,000	2,713,160
	Bandai Namco Holdings, Inc.	504,600	11,462,197
	Bando Chemical Industries Ltd.	155,200	1,246,802
	Bank of Iwate Ltd.	74,300	1,185,912
	Bank of Kochi Ltd.	16,800	84,575
	Bank of Kyoto Ltd.	185,311	9,117,752
	Bank of Nagoya Ltd.	59,899	1,514,787
	Bank of Saga Ltd.	78,700	967,849
	Bank of the Ryukyus Ltd.	297,100	2,025,646
#	Bank of Toyama Ltd.	1,200	14,475
#	Baroque Japan Ltd.	52,000	335,463
	Base Co. Ltd.	16,200	710,668
	BayCurrent Consulting, Inc.	271,000	9,419,956
	Beaglee, Inc.	8,300	75,872
#	Beauty Garage, Inc.	16,100	438,653
	Belc Co. Ltd.	54,538	2,464,005
	Bell System24 Holdings, Inc.	155,300	1,596,572
	Belluna Co. Ltd.	243,100	1,333,774
	Benefit One, Inc.	230,400	3,171,290
	Benesse Holdings, Inc.	224,900	3,227,904
#*	Bengo4.com, Inc.	30,400	585,310
#	Bic Camera, Inc.	300,000	2,509,940
	BIPROGY, Inc.	350,900	8,460,052
	B-Lot Co. Ltd.	3,600	15,788
	BML, Inc.	137,400	3,085,787
#	Bookoff Group Holdings Ltd.	42,000	420,368
	Bourbon Corp.	2,100	32,842
#	BP Castrol KK	24,900	166,277
#	Br Holdings Corp.	172,500	477,888
*	BrainPad, Inc.	72,200	367,659
	Bridgestone Corp.	872,800	35,050,199
	Broadleaf Co. Ltd.	204,400	644,811
	Broccoli Co. Ltd.	2,900	31,915
	Brother Industries Ltd.	725,200	11,389,438
#	Bunka Shutter Co. Ltd.	248,000	2,113,107
	Business Brain Showa-Ota, Inc.	19,900	286,897
	Business Engineering Corp.	5,800	147,358
#	BuySell Technologies Co. Ltd.	11,600	393,856
	C Uyemura & Co. Ltd.	15,500	747,913
	CAC Holdings Corp.	53,700	674,226
	Calbee, Inc.	247,500	5,352,115
	Canare Electric Co. Ltd.	4,400	44,939
	Canon Electronics, Inc.	95,700	1,303,479
	Canon Marketing Japan, Inc.	150,000	3,750,442
#	Canon, Inc., Sponsored ADR	57,577	1,365,726
	Canon, Inc.	488,634	11,637,964
	Capcom Co. Ltd.	334,400	12,565,949
	Careerlink Co. Ltd.	12,600	204,818
#	Carenet, Inc.	33,700	232,544
	Carlit Holdings Co. Ltd.	83,400	427,872
	Carta Holdings, Inc.	18,000	191,911
#	Casa, Inc.	36,200	229,052

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Casio Computer Co. Ltd.	346,500	$3,296,878
#	Cawachi Ltd.	72,600	1,244,610
#	C’BON COSMETICS Co. Ltd.	2,100	24,520
	CDS Co. Ltd.	1,300	17,239
	CE Holdings Co. Ltd.	2,700	10,525
#*	CellSource Co. Ltd.	1,700	32,133
#	Celsys, Inc.	190,800	912,862
	Central Automotive Products Ltd.	33,100	703,737
	Central Glass Co. Ltd.	184,800	3,991,072
	Central Japan Railway Co	61,100	7,564,098
	Central Security Patrols Co. Ltd.	46,600	964,356
#	Central Sports Co. Ltd.	35,300	666,167
#	Ceres, Inc.	21,500	227,486
	Change Holdings, Inc.	16,800	284,220
#	Charm Care Corp. KK	59,500	474,067
	Chiba Bank Ltd.	1,232,363	8,047,363
#	Chiba Kogyo Bank Ltd.	212,000	872,396
*	Chikaranomoto Holdings Co. Ltd.	11,000	115,356
	Chilled & Frozen Logistics Holdings Co. Ltd.	59,300	577,886
#	Chino Corp.	30,600	477,364
	Chiyoda Co. Ltd.	94,400	581,289
*	Chiyoda Corp.	414,100	1,221,655
	Chiyoda Integre Co. Ltd.	56,400	965,415
	Chofu Seisakusho Co. Ltd.	102,300	1,846,820
	Chori Co. Ltd.	48,100	913,695
	Chubu Electric Power Co., Inc.	602,800	6,722,640
	Chubu Shiryo Co. Ltd.	122,600	1,004,985
	Chudenko Corp.	152,700	2,504,343
	Chuetsu Pulp & Paper Co. Ltd.	61,611	454,321
	Chugai Pharmaceutical Co. Ltd.	441,700	11,398,350
	Chugai Ro Co. Ltd.	28,300	372,961
	Chugin Financial Group, Inc.	490,700	3,292,607
*	Chugoku Electric Power Co., Inc.	525,100	2,765,020
	Chugoku Marine Paints Ltd.	144,200	1,260,158
	Chuo Gyorui Co. Ltd.	3,800	83,678
	Chuo Spring Co. Ltd.	82,800	440,693
	CI Takiron Corp.	185,700	684,011
	Citizen Watch Co. Ltd.	1,124,350	6,221,413
	CKD Corp.	138,300	2,106,666
	CK-San-Etsu Co. Ltd.	14,700	465,274
	Cleanup Corp.	140,000	782,736
	CMIC Holdings Co. Ltd.	63,700	911,857
	CMK Corp.	239,700	815,446
	Coca-Cola Bottlers Japan Holdings, Inc.	441,752	4,760,434
	COLOPL, Inc.	114,600	538,864
	Colowide Co. Ltd.	180,300	2,762,310
	Computer Engineering & Consulting Ltd.	89,000	925,292
#	Computer Institute of Japan Ltd.	114,480	459,847
	COMSYS Holdings Corp.	283,294	5,421,156
	Comture Corp.	96,700	1,426,575
	Concordia Financial Group Ltd.	2,299,011	8,723,273
*	COOKPAD, Inc.	176,200	250,463
#	Core Corp.	14,700	182,915
	Corona Corp.	62,900	430,546
	Cosel Co. Ltd.	101,300	810,487
	Cosmo Energy Holdings Co. Ltd.	384,200	12,282,520
	Cosmos Initia Co. Ltd.	55,900	238,967
#	Cosmos Pharmaceutical Corp.	48,700	4,789,898
	Cota Co. Ltd.	51,392	630,131

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	CRE, Inc.	25,500	$243,730
	Create Medic Co. Ltd.	13,200	88,135
	Create Restaurants Holdings, Inc.	398,800	2,910,023
#	Create SD Holdings Co. Ltd.	85,100	2,064,293
	Credit Saison Co. Ltd.	630,000	8,728,593
	Creek & River Co. Ltd.	52,200	816,827
	Cresco Ltd.	67,300	887,343
#	Cross Cat Co. Ltd.	9,600	84,790
*	CrowdWorks, Inc.	9,800	103,187
	CTI Engineering Co. Ltd.	65,600	1,595,366
	CTS Co. Ltd.	102,900	596,867
	Cube System, Inc.	16,400	138,562
	Curves Holdings Co. Ltd.	174,000	1,014,445
*	Cyber Security Cloud, Inc.	7,000	94,613
	CyberAgent, Inc.	638,300	5,570,187
	Cyberlinks Co. Ltd.	4,900	32,523
	Cybozu, Inc.	112,900	2,253,672
	Dai Nippon Printing Co. Ltd.	370,900	10,661,929
	Dai Nippon Toryo Co. Ltd.	111,900	708,665
	Daicel Corp.	1,128,600	8,897,726
	Dai-Dan Co. Ltd.	63,100	1,141,191
	Daido Kogyo Co. Ltd.	33,200	186,089
	Daido Metal Co. Ltd.	194,380	753,024
	Daido Steel Co. Ltd.	133,800	5,152,662
	Daifuku Co. Ltd.	300,000	5,527,433
	Daihatsu Diesel Manufacturing Co. Ltd.	76,100	354,567
	Daihen Corp.	91,800	3,023,096
	Daiho Corp.	55,900	1,605,990
	Dai-Ichi Cutter Kogyo KK	29,400	269,279
	Daiichi Jitsugyo Co. Ltd.	33,800	1,442,225
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	107,400	793,658
	Dai-ichi Life Holdings, Inc.	882,288	16,411,233
	Daiichi Sankyo Co. Ltd.	172,800	5,929,564
	Daiken Corp.	67,800	1,165,334
	Daiken Medical Co. Ltd.	65,400	235,716
	Daiki Aluminium Industry Co. Ltd.	191,600	1,965,696
	Daiki Axis Co. Ltd.	21,800	114,518
	Daikin Industries Ltd.	161,300	29,297,092
	Daiko Denshi Tsushin Ltd.	17,000	63,237
#	Daikoku Denki Co. Ltd.	43,900	987,130
#	Daikokutenbussan Co. Ltd.	31,600	1,265,125
	Daikyonishikawa Corp.	200,400	1,003,295
	Dainichi Co. Ltd.	47,800	239,040
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	59,900	820,812
	Daio Paper Corp.	402,000	3,257,886
	Daiseki Co. Ltd.	98,590	2,820,697
#	Daiseki Eco. Solution Co. Ltd.	30,600	212,955
	Daishi Hokuetsu Financial Group, Inc.	240,900	5,368,344
	Daishinku Corp.	168,000	845,243
	Daisue Construction Co. Ltd.	44,600	401,933
	Daito Bank Ltd.	30,400	146,054
	Daito Pharmaceutical Co. Ltd.	76,400	1,421,965
	Daito Trust Construction Co. Ltd.	113,200	10,728,834
	Daitron Co. Ltd.	44,900	862,685
	Daiwa House Industry Co. Ltd.	1,080,300	27,535,201
	Daiwa Industries Ltd.	137,500	1,452,372
	Daiwa Securities Group, Inc.	2,405,800	11,174,201
	Daiwabo Holdings Co. Ltd.	530,000	10,000,683
	Dawn Corp.	1,300	20,167

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	DCM Holdings Co. Ltd.	573,080	$6,003,195
	Dear Life Co. Ltd.	168,600	894,244
	Delica Foods Holdings Co. Ltd.	14,600	66,485
#*	Demae-Can Co., Ltd.	38,300	106,772
*	DeNA Co. Ltd.	311,100	4,369,317
	Denka Co. Ltd.	426,900	8,549,720
#	Densan System Holdings Co. Ltd.	26,800	527,257
	Denso Corp.	237,400	14,330,315
	Dentsu Group, Inc.	464,000	16,720,155
	Denyo Co. Ltd.	75,900	1,060,538
	Dexerials Corp.	339,500	6,460,878
	DIC Corp.	437,400	8,080,268
	Digital Arts, Inc.	50,800	1,890,955
	Digital Garage, Inc.	50,100	1,767,521
	Digital Hearts Holdings Co. Ltd.	56,200	608,881
#	Digital Holdings, Inc.	69,300	598,394
	Digital Information Technologies Corp.	39,900	474,589
	Dip Corp.	128,700	3,175,297
	Direct Marketing MiX, Inc.	70,700	622,942
	Disco Corp.	121,200	13,799,248
	DKK Co. Ltd.	46,800	795,583
	DKS Co. Ltd.	45,500	633,102
	DMG Mori Co. Ltd.	476,500	7,644,329
	DMW Corp.	900	21,476
	Doshisha Co. Ltd.	90,100	1,418,610
	Double Standard, Inc.	23,400	351,562
	Doutor Nichires Holdings Co. Ltd.	151,123	2,383,125
	Dowa Holdings Co. Ltd.	259,800	8,487,789
	DTS Corp.	175,500	4,169,804
	Duskin Co. Ltd.	185,500	4,550,711
	DyDo Group Holdings, Inc.	32,700	1,222,294
	Eagle Industry Co. Ltd.	146,700	1,415,020
	Earth Corp.	700	25,658
	East Japan Railway Co	127,800	7,312,921
	EAT & Holdings Co. Ltd.	16,500	269,895
	Ebara Corp.	259,200	11,340,339
	Ebara Foods Industry, Inc.	10,100	229,829
	Ebara Jitsugyo Co. Ltd.	33,000	723,415
	Ebase Co. Ltd.	55,300	279,857
	Eco’s Co. Ltd.	41,000	572,603
#	EDION Corp.	409,400	4,028,881
	EF-ON, Inc.	76,539	359,983
	eGuarantee, Inc.	90,100	1,400,177
#	E-Guardian, Inc.	40,300	651,392
	Ehime Bank Ltd.	168,998	1,060,196
#	Eidai Co. Ltd.	108,100	175,753
	Eiken Chemical Co. Ltd.	108,300	1,259,185
	Eisai Co. Ltd.	42,600	2,458,161
	Eizo Corp.	77,800	2,550,138
	EJ Holdings, Inc.	40,500	481,017
	Elan Corp.	142,500	1,067,116
	Elecom Co. Ltd.	179,900	1,707,174
	Electric Power Development Co. Ltd.	262,500	4,197,306
	Elematec Corp.	79,806	1,013,294
	EM Systems Co. Ltd.	15,000	86,593
	en Japan, Inc.	119,600	2,146,854
	Endo Lighting Corp.	73,500	569,194
	ENEOS Holdings, Inc.	12,898,120	45,885,372
	Enigmo, Inc.	94,500	296,835

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Enomoto Co. Ltd.	24,600	$304,048
	Enplas Corp.	28,800	972,538
#	Ensuiko Sugar Refining Co. Ltd.	11,600	17,145
#	Entrust, Inc.	18,200	127,639
#	Envipro Holdings, Inc.	47,200	207,300
	eRex Co. Ltd.	118,600	1,515,573
	ES-Con Japan Ltd.	122,300	780,724
	Eslead Corp.	40,700	669,296
	ESPEC Corp.	82,100	1,241,297
	Exedy Corp.	150,300	2,163,483
	EXEO Group, Inc.	323,648	6,005,318
	Ezaki Glico Co. Ltd.	125,600	3,230,518
	F&M Co. Ltd.	23,100	362,448
	Fabrica Communications Co. Ltd.	800	17,642
#	Faith, Inc.	33,180	123,068
	FALCO HOLDINGS Co. Ltd.	45,000	669,010
	Fancl Corp.	127,300	2,203,010
	FANUC Corp.	176,000	5,943,730
	Fast Retailing Co. Ltd.	123,900	29,339,723
	FCC Co. Ltd.	194,200	2,503,532
*	FDK Corp.	34,700	219,772
	Feed One Co. Ltd.	134,648	733,507
	Felissimo Corp.	5,200	38,024
	Fenwal Controls of Japan Ltd.	800	8,471
	Ferrotec Holdings Corp.	223,700	5,059,305
	Fibergate, Inc.	33,600	311,746
	FIDEA Holdings Co. Ltd.	140,640	1,401,375
	Financial Partners Group Co. Ltd.	104,500	850,805
	FINDEX, Inc.	68,000	314,540
	Fintech Global, Inc.	78,000	42,434
	First Bank of Toyama Ltd.	38,400	176,463
#	First Brothers Co. Ltd.	43,900	287,888
#	First Juken Co. Ltd.	38,200	317,975
#	First-Corp., Inc.	27,500	187,437
	Fixstars Corp.	86,000	886,706
	FJ Next Holdings Co. Ltd.	92,500	703,003
	Focus Systems Corp.	27,600	206,732
	Food & Life Cos. Ltd.	291,400	7,018,714
	Forum Engineering, Inc.	15,800	98,570
	Foster Electric Co. Ltd.	122,500	1,020,208
	FP Corp.	200,400	4,984,975
	France Bed Holdings Co. Ltd.	125,500	997,932
*	FreakOut Holdings, Inc.	10,600	123,814
#	Freebit Co. Ltd.	60,200	683,452
	Freund Corp.	44,900	211,463
	F-Tech, Inc.	43,300	247,118
	FTGroup Co. Ltd.	48,500	389,886
	Fudo Tetra Corp.	81,120	1,066,256
#	Fuji Co. Ltd.	17,700	231,085
	Fuji Corp.	282,700	4,741,773
#	Fuji Corp.	68,000	658,101
	Fuji Corp. Ltd.	124,300	658,803
#	Fuji Die Co. Ltd.	33,800	184,011
	Fuji Electric Co. Ltd.	256,700	10,361,819
	Fuji Furukawa Engineering & Construction Co. Ltd.	2,000	53,998
	Fuji Kyuko Co. Ltd.	79,200	3,042,219
	Fuji Media Holdings, Inc.	219,000	2,053,059
	Fuji Oil Co. Ltd.	289,200	567,983
	Fuji Oil Holdings, Inc.	205,200	3,170,185

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fuji Pharma Co. Ltd.	67,500	$613,234
	Fuji Seal International, Inc.	228,200	2,593,692
	Fuji Soft, Inc.	54,200	3,238,143
	Fujibo Holdings, Inc.	51,200	1,204,756
	Fujicco Co. Ltd.	95,100	1,346,392
	FUJIFILM Holdings Corp.	135,775	7,076,586
	Fujikura Composites, Inc.	108,700	825,646
	Fujikura Kasei Co. Ltd.	117,600	379,913
	Fujikura Ltd.	1,269,300	8,654,234
	Fujimi, Inc.	32,100	1,662,899
	Fujimori Kogyo Co. Ltd.	78,000	1,812,309
	Fujisash Co. Ltd.	461,100	226,536
	Fujishoji Co. Ltd.	33,700	373,084
	Fujitsu General Ltd.	40,400	1,039,261
	Fujitsu Ltd.	254,829	33,962,927
	Fujiya Co. Ltd.	50,100	930,140
#	FuKoKu Co. Ltd.	43,300	337,860
	Fukuda Corp.	30,900	1,099,626
	Fukuda Denshi Co. Ltd.	32,400	995,828
#	Fukui Bank Ltd.	102,400	1,110,437
	Fukui Computer Holdings, Inc.	34,500	684,793
	Fukuoka Financial Group, Inc.	404,356	7,616,075
	Fukushima Bank Ltd.	19,400	32,893
	Fukushima Galilei Co. Ltd.	58,100	2,190,907
	Fukuyama Transporting Co. Ltd.	129,600	3,464,101
	FULLCAST Holdings Co. Ltd.	85,300	1,548,665
	Fumakilla Ltd.	16,801	133,331
	Funai Soken Holdings, Inc.	134,720	2,582,525
	Furukawa Battery Co. Ltd.	63,100	530,951
	Furukawa Co. Ltd.	153,700	1,518,996
	Furukawa Electric Co. Ltd.	356,990	6,535,937
	Furuno Electric Co. Ltd.	121,700	830,155
	Furuya Metal Co. Ltd.	10,200	677,678
	Furyu Corp.	110,900	948,035
	Fuso Chemical Co. Ltd.	112,500	3,130,619
	Fuso Pharmaceutical Industries Ltd.	36,399	548,402
	Futaba Corp.	185,000	714,462
	Futaba Industrial Co. Ltd.	309,300	1,035,734
	Future Corp.	213,800	2,734,783
	Fuyo General Lease Co. Ltd.	113,100	8,277,246
	G-7 Holdings, Inc.	152,400	1,606,951
#*	GA Technologies Co. Ltd.	5,600	44,985
	Gakken Holdings Co. Ltd.	141,700	913,061
	Gakkyusha Co. Ltd.	29,000	461,409
#	Gakujo Co. Ltd.	34,700	412,918
	Gecoss Corp.	69,200	453,647
#	Genki Sushi Co. Ltd.	27,900	666,039
	Genky DrugStores Co. Ltd.	40,800	1,206,004
	Geo Holdings Corp.	204,400	2,472,838
	Gift Holdings, Inc.	10,200	356,256
	Giken Ltd.	17,800	279,760
	GL Sciences, Inc.	27,500	463,820
	GLOBERIDE, Inc.	110,398	2,023,785
	Glory Ltd.	194,745	4,140,555
	Glosel Co. Ltd.	69,000	208,134
	GMO Financial Gate, Inc.	8,200	662,083
#	GMO Financial Holdings, Inc.	127,300	581,260
	GMO GlobalSign Holdings KK	18,200	516,422
	GMO internet group, Inc.	257,800	5,186,077

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	GMO Payment Gateway, Inc.	63,200	$4,942,985
	GMO Pepabo, Inc.	4,500	58,967
	Godo Steel Ltd.	53,900	1,214,209
	Goldcrest Co. Ltd.	79,030	1,059,374
	Goldwin, Inc.	56,600	5,142,794
	Golf Digest Online, Inc.	69,500	469,341
	Good Com Asset Co. Ltd.	74,400	432,751
	Grandy House Corp.	68,500	284,074
*	Greens Co. Ltd.	8,900	96,282
	gremz, Inc.	34,300	544,409
	GS Yuasa Corp.	374,499	6,591,088
	GSI Creos Corp.	49,600	679,193
	G-Tekt Corp.	127,900	1,401,121
	Gun-Ei Chemical Industry Co. Ltd.	21,600	420,295
	GungHo Online Entertainment, Inc.	181,218	3,479,218
	Gunma Bank Ltd.	1,444,301	4,945,912
	Gunze Ltd.	76,400	2,642,442
	H.U. Group Holdings, Inc.	283,100	5,723,207
	H2O Retailing Corp.	435,060	5,155,296
	HABA Laboratories, Inc.	8,500	147,016
	Hachijuni Bank Ltd.	1,620,231	7,258,810
	Hagihara Industries, Inc.	45,500	431,678
	Hagiwara Electric Holdings Co. Ltd., Class C	36,100	867,039
	Hagoromo Foods Corp.	1,500	32,713
	Hakudo Co. Ltd.	35,800	697,160
	Hakuhodo DY Holdings, Inc.	600,100	7,071,178
	Hakuto Co. Ltd.	45,300	1,421,914
	Halows Co. Ltd.	50,800	1,204,734
	Hamakyorex Co. Ltd.	93,200	2,384,737
	Hamamatsu Photonics KK	135,700	7,193,979
#	Hamee Corp.	6,000	43,329
	Hankyu Hanshin Holdings, Inc.	378,700	11,823,501
	Hanwa Co. Ltd.	166,600	5,158,780
	Happinet Corp.	75,400	1,088,727
	Hard Off Corp. Co. Ltd.	44,600	464,433
	Harima Chemicals Group, Inc.	61,900	391,563
	Harmonic Drive Systems, Inc.	56,400	1,724,383
	Haseko Corp.	1,355,900	16,553,267
	Hazama Ando Corp.	958,880	6,329,860
	Heiwa Corp.	264,500	5,222,319
	Heiwa Real Estate Co. Ltd.	143,400	4,103,318
	Heiwado Co. Ltd.	160,900	2,444,738
#	Helios Techno Holding Co. Ltd.	54,400	272,021
#*	Hennge KK	42,400	228,294
	Hibiya Engineering Ltd.	92,400	1,530,668
	Hikari Tsushin, Inc.	21,700	2,960,858
#	HI-LEX Corp.	98,800	889,940
	Himacs Ltd.	2,700	28,219
#	Himaraya Co. Ltd.	21,000	146,568
*	Hino Motors Ltd.	706,200	2,782,510
#	Hioki EE Corp.	23,400	1,558,527
	Hirakawa Hewtech Corp.	50,200	534,328
#	Hirano Tecseed Co. Ltd.	34,700	561,987
#	Hirata Corp.	35,700	1,781,839
	Hirogin Holdings, Inc.	1,020,700	5,062,177
	Hirose Electric Co. Ltd.	35,025	4,726,934
*	Hirose Tusyo, Inc.	3,400	67,266
	Hiroshima Gas Co. Ltd.	109,500	293,564
	Hisaka Works Ltd.	94,600	634,937

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hisamitsu Pharmaceutical Co., Inc.	103,800	$2,871,065
	Hitachi Construction Machinery Co. Ltd.	249,700	6,153,077
	Hitachi Ltd.	1,274,185	70,481,052
#	Hitachi Ltd., ADR	72,877	8,074,772
	Hitachi Zosen Corp.	826,600	5,126,332
	Hito Communications Holdings, Inc.	28,300	329,940
	Hochiki Corp.	73,400	873,130
	Hodogaya Chemical Co. Ltd.	27,700	637,605
	Hogy Medical Co. Ltd.	99,700	2,497,482
*	Hokkaido Electric Power Co., Inc.	537,200	2,023,689
	Hokkaido Gas Co. Ltd.	41,200	587,741
	Hokkan Holdings Ltd.	39,100	401,730
	Hokko Chemical Industry Co. Ltd.	104,100	708,487
	Hokkoku Financial Holdings, Inc.	111,800	3,906,963
#	Hokuetsu Corp.	601,495	3,978,315
#	Hokuetsu Industries Co. Ltd.	106,300	1,089,556
	Hokuhoku Financial Group, Inc.	767,210	5,529,418
#	Hokuriku Electric Industry Co. Ltd.	33,000	297,756
*	Hokuriku Electric Power Co.	504,800	2,358,412
	Hokuriku Electrical Construction Co. Ltd.	27,820	169,291
	Hokuto Corp.	101,500	1,393,192
	Honda Motor Co. Ltd., Sponsored ADR	465,628	12,376,392
	Honda Motor Co. Ltd.	1,042,023	27,637,599
	H-One Co. Ltd.	131,000	647,023
	Honeys Holdings Co. Ltd.	85,830	993,553
	Hoosiers Holdings Co. Ltd.	153,300	953,111
	Horiba Ltd.	112,500	6,197,927
	Hoshizaki Corp.	40,400	1,422,935
	Hosiden Corp.	266,600	3,414,211
	Hosokawa Micron Corp.	66,400	1,438,465
#	Hotland Co. Ltd.	36,700	421,207
*	Hotto Link, Inc.	10,200	23,547
	House Foods Group, Inc.	122,500	2,693,544
	Howa Machinery Ltd.	51,700	320,055
	Hoya Corp.	324,300	34,004,470
#	HPC Systems, Inc.	11,400	170,967
	HS Holdings Co. Ltd.	80,300	596,810
	Hulic Co. Ltd.	916,517	7,891,259
	Hyakugo Bank Ltd.	1,087,600	3,140,332
	Hyakujushi Bank Ltd.	115,800	1,590,351
	I K K Holdings, Inc.	16,200	80,119
	Ibiden Co. Ltd.	248,105	9,761,992
	IBJ, Inc.	99,500	475,230
	Ichibanya Co. Ltd.	10,632	422,353
	Ichigo, Inc.	709,900	1,358,319
	Ichiken Co. Ltd.	32,000	451,492
	Ichikoh Industries Ltd.	204,000	825,672
	Ichimasa Kamaboko Co. Ltd.	1,700	9,701
#	Ichinen Holdings Co. Ltd.	118,272	1,201,919
	Ichiyoshi Securities Co. Ltd.	143,300	622,740
	Icom, Inc.	42,200	858,541
	ID Holdings Corp.	34,025	274,982
	IDEA Consultants, Inc.	2,900	34,810
	Idec Corp.	151,300	3,705,089
	Idemitsu Kosan Co. Ltd.	934,091	19,889,637
	IDOM, Inc.	458,000	2,831,943
	IHI Corp.	440,800	11,107,322
	Iida Group Holdings Co. Ltd.	270,396	4,807,449
	Iino Kaiun Kaisha Ltd.	400,300	3,012,258

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	IJTT Co. Ltd.	96,460	$375,329
	I’ll, Inc.	25,300	515,089
	Imagica Group, Inc.	74,900	335,200
#	Imasen Electric Industrial.	50,700	277,251
	i-mobile Co. Ltd.	5,600	53,765
	Imuraya Group Co. Ltd.	19,000	323,484
	Inaba Denki Sangyo Co. Ltd.	170,300	3,803,813
	Inaba Seisakusho Co. Ltd.	49,800	532,227
	Inabata & Co. Ltd.	216,800	4,425,543
#	Inageya Co. Ltd.	18,700	227,036
*	I-NE Co. Ltd.	6,900	164,761
	Ines Corp.	82,300	841,597
	I-Net Corp.	61,310	595,945
	Infocom Corp.	104,700	1,739,775
	Infomart Corp.	497,900	1,070,240
	Information Services International-Dentsu Ltd.	105,600	3,722,645
	INFRONEER Holdings, Inc.	727,808	5,748,655
	Innotech Corp.	65,600	658,032
	Inpex Corp.	1,959,400	21,441,804
	Insource Co. Ltd.	153,996	1,413,015
	Intage Holdings, Inc.	181,000	2,107,854
	Intelligent Wave, Inc.	20,400	108,711
	Inter Action Corp.	34,500	335,012
	Internet Initiative Japan, Inc.	396,800	8,211,468
#	Inui Global Logistics Co. Ltd.	40,500	514,782
	I-PEX, Inc.	64,100	658,227
	IPS, Inc.	3,200	59,903
	IR Japan Holdings Ltd.	38,700	610,215
	Iriso Electronics Co. Ltd.	75,900	2,598,028
	I’rom Group Co. Ltd.	22,100	294,234
	ISB Corp.	38,300	338,449
	Ise Chemicals Corp.	7,800	417,300
	Iseki & Co. Ltd.	97,900	864,584
	Isetan Mitsukoshi Holdings Ltd.	660,140	7,288,443
	Ishihara Chemical Co. Ltd.	8,100	89,552
	Ishihara Sangyo Kaisha Ltd.	185,300	1,601,186
	Ishii Iron Works Co. Ltd.	2,900	48,512
#	Ishizuka Glass Co. Ltd.	11,699	132,812
	Isuzu Motors Ltd.	1,618,607	19,114,157
*	ITbook Holdings Co. Ltd.	9,800	27,707
	Itfor, Inc.	84,600	540,715
	ITmedia, Inc.	37,200	380,530
#	Ito En Ltd.	106,300	3,288,105
#	ITOCHU Corp.	1,749,300	58,032,783
	Itochu Enex Co. Ltd.	290,300	2,484,736
	Itochu Techno-Solutions Corp.	110,100	2,851,103
	Itochu-Shokuhin Co. Ltd.	24,300	974,311
	Itoham Yonekyu Holdings, Inc.	536,846	2,942,336
	Itoki Corp.	211,500	1,258,368
	IwaiCosmo Holdings, Inc.	96,600	942,928
	Iwaki Co. Ltd.	20,400	195,802
	Iwatani Corp.	229,400	10,860,432
*	Iwatsu Electric Co. Ltd.	44,000	265,257
	Iwatsuka Confectionery Co. Ltd.	500	17,731
	Iyogin Holdings, Inc.	1,030,157	6,031,861
	Izumi Co. Ltd.	145,900	3,430,981
	J Front Retailing Co. Ltd.	1,057,200	11,118,841
#	J Trust Co. Ltd.	290,289	846,828
	JAC Recruitment Co. Ltd.	72,200	1,349,002

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Jaccs Co. Ltd.	125,000	$4,190,093
	JAFCO Group Co. Ltd.	441,000	5,619,268
	JANOME Corp.	88,199	402,829
	Japan Airlines Co. Ltd.	84,100	1,604,341
	Japan Airport Terminal Co. Ltd.	25,083	1,229,142
	Japan Aviation Electronics Industry Ltd.	338,300	5,934,783
	Japan Best Rescue System Co. Ltd.	50,800	289,568
	Japan Cash Machine Co. Ltd.	63,200	590,990
*	Japan Communications, Inc.	746,000	1,385,597
	Japan Electronic Materials Corp.	42,700	433,980
	Japan Elevator Service Holdings Co. Ltd.	226,400	3,367,868
	Japan Exchange Group, Inc.	742,600	12,058,176
#	Japan Foundation Engineering Co. Ltd.	98,200	388,253
*	Japan Hospice Holdings, Inc.	5,600	145,862
	Japan Investment Adviser Co. Ltd.	42,700	349,842
	Japan Lifeline Co. Ltd.	261,100	1,795,946
	Japan Material Co. Ltd.	253,300	3,797,949
	Japan Medical Dynamic Marketing, Inc.	89,600	671,242
	Japan Oil Transportation Co. Ltd.	13,579	260,840
	Japan Petroleum Exploration Co. Ltd.	102,400	3,407,289
	Japan Post Holdings Co. Ltd.	997,500	8,211,345
	Japan Post Insurance Co. Ltd.	231,300	3,756,099
	Japan Property Management Center Co. Ltd.	52,300	430,886
	Japan Pulp & Paper Co. Ltd.	48,100	1,854,494
	Japan Pure Chemical Co. Ltd.	2,200	39,502
	Japan Securities Finance Co. Ltd.	459,400	3,467,096
	Japan Steel Works Ltd.	39,600	719,447
	Japan System Techniques Co. Ltd.	20,400	311,670
	Japan Tobacco, Inc.	1,553,600	33,428,609
	Japan Transcity Corp.	157,600	786,642
	Japan Wool Textile Co. Ltd.	232,700	1,727,850
	Jastec Co. Ltd.	35,900	326,133
	JBCC Holdings, Inc.	54,100	857,760
	JCR Pharmaceuticals Co. Ltd.	164,700	1,781,400
	JCU Corp.	131,500	3,105,122
	JDC Corp.	37,800	170,996
	Jeol Ltd.	132,200	3,857,134
	JFE Holdings, Inc.	1,805,508	21,359,694
	JFE Systems, Inc.	9,800	188,098
	JGC Holdings Corp.	704,500	8,813,482
	Jichodo Co. Ltd.	100	5,187
#*	JIG-SAW, Inc.	18,200	630,018
	Jimoto Holdings, Inc.	89,710	265,626
	JINS Holdings, Inc.	55,100	1,186,561
#	JINUSHI Co. Ltd.	67,300	964,430
	JK Holdings Co. Ltd.	69,700	543,734
	J-Lease Co. Ltd.	27,600	411,568
	JM Holdings Co. Ltd.	78,400	1,146,975
	JMDC, Inc.	4,600	164,904
	JMS Co. Ltd.	107,740	421,516
#*	Joban Kosan Co. Ltd.	26,499	239,018
	J-Oil Mills, Inc.	106,900	1,268,909
	Joshin Denki Co. Ltd.	79,200	1,181,243
	Joyful Honda Co. Ltd.	87,100	1,160,374
	JP-Holdings, Inc.	226,100	519,911
	JSB Co. Ltd.	14,700	468,077
#	JSP Corp.	64,500	742,603
	JSR Corp.	138,300	3,209,035
	J-Stream, Inc.	11,500	45,295

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	JTEKT Corp.	710,400	$5,866,481
#	Juki Corp.	152,999	722,893
	Juroku Financial Group, Inc.	148,300	3,282,976
	Justsystems Corp.	90,600	2,394,105
	JVCKenwood Corp.	898,370	3,061,985
	K&O Energy Group, Inc.	65,400	1,168,146
	Kadokawa Corp.	142,805	3,045,565
	Kadoya Sesame Mills, Inc.	8,500	222,144
	Kaga Electronics Co. Ltd.	86,100	3,054,538
	Kagome Co. Ltd.	21,400	519,782
	Kajima Corp.	1,062,400	14,056,124
	Kakaku.com, Inc.	322,700	4,439,937
	Kaken Pharmaceutical Co. Ltd.	99,800	2,748,009
#	Kakiyasu Honten Co. Ltd.	32,400	545,430
#	Kamakura Shinsho Ltd.	28,200	193,574
	Kameda Seika Co. Ltd.	45,300	1,508,478
	Kamei Corp.	121,400	1,394,151
	Kamigumi Co. Ltd.	293,000	6,421,342
	Kanaden Corp.	81,100	721,687
	Kanagawa Chuo Kotsu Co. Ltd.	20,500	482,180
	Kanamic Network Co. Ltd.	71,200	229,502
#	Kanamoto Co. Ltd.	195,500	3,275,224
	Kandenko Co. Ltd.	474,600	3,575,987
	Kaneka Corp.	198,500	5,280,828
	Kaneko Seeds Co. Ltd.	4,800	56,487
	Kanematsu Corp.	433,200	5,638,851
	Kanemi Co. Ltd.	2,200	46,818
	Kansai Electric Power Co., Inc.	658,700	7,110,473
	Kansai Food Market Ltd.	1,200	13,587
	Kansai Paint Co. Ltd.	160,900	2,268,363
	Kanto Denka Kogyo Co. Ltd.	269,700	2,046,060
	Kao Corp.	422,400	17,068,536
*	Kaonavi, Inc.	3,000	59,368
#*	Kasai Kogyo Co. Ltd.	58,500	84,396
#	Kasumigaseki Capital Co. Ltd.	5,900	160,419
	Katakura & Co-op Agri Corp.	12,200	152,223
	Katakura Industries Co. Ltd.	103,100	1,377,524
	Katitas Co. Ltd.	167,400	3,269,135
	Kato Sangyo Co. Ltd.	83,300	2,215,037
	Kato Works Co. Ltd.	50,926	459,695
	Kawada Technologies, Inc.	23,100	692,977
	Kawagishi Bridge Works Co. Ltd.	8,500	173,829
	Kawai Musical Instruments Manufacturing Co. Ltd.	24,400	554,441
#	Kawasaki Heavy Industries Ltd.	670,600	14,588,398
#	Kawasaki Kisen Kaisha Ltd.	272,466	6,492,953
	KDDI Corp.	2,362,200	73,743,469
	KeePer Technical Laboratory Co. Ltd.	61,300	2,279,366
	Keihan Holdings Co. Ltd.	193,200	5,318,081
	Keihanshin Building Co. Ltd.	118,900	1,121,737
#	Keihin Co. Ltd.	12,500	154,558
	Keikyu Corp.	361,700	3,515,708
	Keio Corp.	93,100	3,457,727
	Keisei Electric Railway Co. Ltd.	131,048	4,624,540
#	KEIWA, Inc.	5,600	57,293
	Keiyo Bank Ltd.	659,600	2,739,395
	Keiyo Co. Ltd.	146,000	902,946
#	KEL Corp.	14,100	179,544
	Kenko Mayonnaise Co. Ltd.	60,200	550,827
	Kewpie Corp.	323,500	5,430,688

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Keyence Corp.	86,520	$39,016,720
	KeyHolder, Inc.	14,400	104,513
	KFC Holdings Japan Ltd.	67,500	1,436,203
	KFC Ltd.	600	5,801
	KH Neochem Co. Ltd.	138,600	2,389,744
	Kibun Foods, Inc.	8,000	61,845
	Kikkoman Corp.	121,950	7,223,549
	Kimoto Co. Ltd.	171,800	240,352
	Kimura Chemical Plants Co. Ltd.	70,300	366,356
	Kimura Unity Co. Ltd.	17,000	131,666
	Kinden Corp.	367,500	5,010,750
	King Jim Co. Ltd.	9,300	63,240
#	Kintetsu Department Store Co. Ltd.	9,900	180,650
	Kintetsu Group Holdings Co. Ltd.	148,000	4,996,075
	Kirin Holdings Co. Ltd.	186,480	3,029,426
	Kissei Pharmaceutical Co. Ltd.	148,200	3,002,441
	Ki-Star Real Estate Co. Ltd.	46,800	1,406,369
	Kitagawa Corp.	69,900	575,475
	Kita-Nippon Bank Ltd.	36,800	561,047
	Kitano Construction Corp.	21,100	502,498
	Kitanotatsujin Corp.	259,743	598,139
	Kitz Corp.	390,200	2,668,505
	Kiyo Bank Ltd.	306,900	3,588,745
*	KNT-CT Holdings Co. Ltd.	8,500	98,257
	Koa Corp.	145,100	1,820,350
#	Koa Shoji Holdings Co. Ltd.	29,400	158,314
	Koatsu Gas Kogyo Co. Ltd.	119,100	651,785
	Kobayashi Pharmaceutical Co. Ltd.	19,500	1,216,839
	Kobe Bussan Co. Ltd.	209,300	5,853,787
*	Kobe Electric Railway Co. Ltd.	15,400	363,031
	Kobe Steel Ltd.	1,261,482	9,399,100
	Koei Tecmo Holdings Co. Ltd.	59,000	1,084,996
	Kohnan Shoji Co. Ltd.	138,800	3,744,916
#	Kohoku Kogyo Co. Ltd.	2,900	108,195
	Kohsoku Corp.	39,800	626,234
	Koike Sanso Kogyo Co. Ltd.	4,000	70,313
	Koito Manufacturing Co. Ltd.	284,600	5,505,148
	Kojima Co. Ltd.	187,200	784,673
	Kokuyo Co. Ltd.	357,864	5,114,130
	KOMAIHALTEC, Inc.	19,300	253,920
	Komatsu Ltd.	1,160,100	28,851,532
	Komatsu Matere Co. Ltd.	117,300	593,792
	Komatsu Wall Industry Co. Ltd.	32,800	566,228
	KOMEDA Holdings Co. Ltd.	199,500	3,765,518
#	Komehyo Holdings Co. Ltd.	35,800	731,568
	Komeri Co. Ltd.	154,400	3,591,456
	Komori Corp.	266,200	2,062,761
#	Konaka Co. Ltd.	228,280	591,337
	Konami Group Corp.	173,162	8,520,258
	Kondotec, Inc.	69,800	524,092
	Konica Minolta, Inc.	1,842,100	7,684,078
	Konishi Co. Ltd.	110,500	1,659,844
	Konoike Transport Co. Ltd.	117,400	1,381,657
	Konoshima Chemical Co. Ltd.	39,300	453,559
	Kosaido Holdings Co. Ltd.	61,100	1,213,385
	Kose Corp.	7,600	886,883
	Koshidaka Holdings Co. Ltd.	61,724	522,553
	Kotobuki Spirits Co. Ltd.	35,400	2,614,102
#	Kotobukiya Co. Ltd.	2,300	159,854

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kozo Keikaku Engineering, Inc.	9,500	$206,527
	KPP Group Holdings Co. Ltd.	20,200	96,438
	Krosaki Harima Corp.	28,700	1,300,412
#	KRS Corp.	73,500	551,875
	K’s Holdings Corp.	769,680	6,821,848
	KU Holdings Co. Ltd.	59,700	626,714
	Kubota Corp., Sponsored ADR	39,134	2,963,618
	Kubota Corp.	285,700	4,329,209
*	Kufu Co., Inc.	6,100	21,639
	Kumagai Gumi Co. Ltd.	224,100	4,764,551
#	Kumiai Chemical Industry Co. Ltd.	317,665	2,114,220
	Kurabo Industries Ltd.	76,900	1,414,542
	Kuraray Co. Ltd.	1,412,200	13,206,347
	Kureha Corp.	86,300	5,357,837
	Kurimoto Ltd.	61,800	916,805
	Kurita Water Industries Ltd.	182,400	7,644,174
	Kuriyama Holdings Corp.	65,700	427,484
	Kuroda Precision Industries Ltd.	2,400	27,729
#	Kusuri no Aoki Holdings Co. Ltd.	57,800	2,773,474
	KYB Corp.	103,100	3,289,062
	Kyocera Corp.	217,230	11,401,865
#	Kyoden Co. Ltd.	131,500	489,421
	Kyodo Printing Co. Ltd.	45,400	945,101
	Kyoei Steel Ltd.	103,500	1,399,392
	Kyokuto Boeki Kaisha Ltd.	59,118	659,944
	Kyokuto Kaihatsu Kogyo Co. Ltd.	152,200	1,919,118
	Kyokuto Securities Co. Ltd.	118,700	530,009
	Kyokuyo Co. Ltd.	45,200	1,189,293
	Kyorin Pharmaceutical Co. Ltd.	187,100	2,408,077
	KYORITSU Co. Ltd.	170,500	187,020
#	Kyoritsu Maintenance Co. Ltd.	106,700	4,307,062
	Kyosan Electric Manufacturing Co. Ltd.	189,500	592,246
	Kyowa Electronic Instruments Co. Ltd.	106,500	281,134
	Kyowa Kirin Co. Ltd.	76,300	1,697,780
	Kyowa Leather Cloth Co. Ltd.	58,800	228,748
	Kyudenko Corp.	196,000	5,226,643
*	Kyushu Electric Power Co., Inc.	715,400	4,165,698
	Kyushu Financial Group, Inc.	1,542,948	5,561,938
	Kyushu Leasing Service Co. Ltd.	3,300	21,179
	Kyushu Railway Co	217,300	4,934,615
	LA Holdings Co. Ltd.	13,100	364,946
#	LAC Co. Ltd.	59,000	299,354
	Lacto Japan Co. Ltd.	44,200	673,278
#*	Laox Holdings Co. Ltd.	55,699	115,615
	Lasertec Corp.	82,100	11,169,378
	Lawson, Inc.	158,600	7,203,874
#	LEC, Inc.	115,700	729,546
*	Leopalace21 Corp.	376,900	994,516
	Life Corp.	94,500	2,004,596
	LIFULL Co. Ltd.	211,500	343,727
#	LIKE, Inc.	34,600	486,398
	Linical Co. Ltd.	43,100	221,255
	Link & Motivation, Inc.	149,800	537,841
	Lintec Corp.	174,200	2,913,152
	Lion Corp.	522,100	5,691,839
	LITALICO, Inc.	65,500	1,173,754
	Lixil Corp.	737,219	11,604,585
#	Loadstar Capital KK	14,700	152,993
*	Locondo, Inc.	27,200	359,516

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Look Holdings, Inc.	31,700	$531,242
*	LTS, Inc.	6,400	122,274
*	M&A Capital Partners Co. Ltd.	60,400	1,706,302
	M3, Inc.	296,600	7,280,335
	Mabuchi Motor Co. Ltd.	138,100	3,897,483
#*	Macbee Planet, Inc.	5,000	555,237
	Macnica Holdings, Inc.	242,550	6,665,343
	Macromill, Inc.	176,200	1,173,165
	Maeda Kosen Co. Ltd.	108,900	2,605,766
#	Maezawa Industries, Inc.	54,300	301,874
	Maezawa Kasei Industries Co. Ltd.	58,900	711,728
	Maezawa Kyuso Industries Co. Ltd.	83,300	658,623
	Makino Milling Machine Co. Ltd.	122,400	4,477,011
	Makita Corp., Sponsored ADR	1,200	33,744
	Makita Corp.	307,891	8,685,818
#	Management Solutions Co. Ltd.	29,000	687,274
	Mandom Corp.	119,800	1,424,101
	Mani, Inc.	106,300	1,391,107
	MarkLines Co. Ltd.	45,600	790,560
	Mars Group Holdings Corp.	52,800	1,180,686
	Marubeni Corp.	1,456,359	20,670,379
	Marubun Corp.	92,400	821,288
	Marudai Food Co. Ltd.	102,900	1,163,079
	Marufuji Sheet Piling Co. Ltd.	2,700	42,378
	Maruha Nichiro Corp.	288,881	5,378,163
	Marui Group Co. Ltd.	442,000	7,042,224
	Maruichi Steel Tube Ltd.	178,400	4,035,603
	MARUKA FURUSATO Corp.	72,976	1,413,544
#	Marumae Co. Ltd.	26,900	317,043
#	Marusan Securities Co. Ltd.	256,900	795,156
	Maruwa Co. Ltd.	57,700	7,358,187
	Maruyama Manufacturing Co., Inc.	15,400	214,628
#	Maruzen CHI Holdings Co. Ltd.	91,800	239,655
	Maruzen Co. Ltd.	26,400	412,604
	Maruzen Showa Unyu Co. Ltd.	59,000	1,476,623
	Marvelous, Inc.	99,900	495,772
#	Matching Service Japan Co. Ltd.	26,400	197,602
	Matsuda Sangyo Co. Ltd.	63,362	1,053,034
	Matsui Construction Co. Ltd.	92,100	483,689
	Matsui Securities Co. Ltd.	310,400	1,776,265
	MatsukiyoCocokara & Co.	84,385	4,518,802
	Matsuoka Corp.	10,400	109,982
	Max Co. Ltd.	93,700	1,496,383
	Maxell Ltd.	227,900	2,510,003
	Maxvalu Tokai Co. Ltd.	29,100	579,882
	Mazda Motor Corp.	1,143,100	10,344,465
#	McDonald’s Holdings Co. Japan Ltd.	81,200	3,382,811
	MCJ Co. Ltd.	407,100	2,815,677
	Mebuki Financial Group, Inc.	3,274,691	8,388,627
	MEC Co. Ltd.	55,200	1,033,217
*	Media Do Co. Ltd.	32,600	336,428
	Medical Data Vision Co. Ltd.	75,900	452,784
	Medical System Network Co. Ltd.	162,500	486,624
	Medikit Co. Ltd.	1,200	20,826
	Medipal Holdings Corp.	468,300	7,154,651
	Medius Holdings Co. Ltd.	11,900	74,094
*	MedPeer, Inc.	10,400	84,738
*	Megachips Corp.	81,100	1,923,180
	Megmilk Snow Brand Co. Ltd.	225,400	3,235,108

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Meidensha Corp.	230,500	$3,131,359
	Meiho Facility Works Ltd.	12,000	68,930
	Meiji Electric Industries Co. Ltd.	24,300	215,107
	MEIJI Holdings Co. Ltd.	561,740	13,554,624
#	Meiji Shipping Co. Ltd.	65,900	312,231
#	Meiko Electronics Co. Ltd.	147,900	2,984,529
	Meisei Industrial Co. Ltd.	167,700	1,157,293
	Meitec Corp.	337,200	5,697,992
	Meito Sangyo Co. Ltd.	39,700	504,996
#	Meiwa Corp.	106,000	547,990
#	Meiwa Estate Co. Ltd.	36,400	218,377
	Melco Holdings, Inc.	22,500	554,760
#	Members Co. Ltd.	29,700	271,957
	Menicon Co. Ltd.	261,900	5,562,572
*	Mercari, Inc.	19,900	342,215
	Mercuria Holdings Co. Ltd.	38,800	205,831
*	MetaReal Corp.	12,000	119,240
	METAWATER Co. Ltd.	60,400	796,008
	Micronics Japan Co. Ltd.	97,900	891,884
#	Midac Holdings Co. Ltd.	22,500	316,342
	Mie Kotsu Group Holdings, Inc.	271,000	1,171,380
	Mikuni Corp.	136,700	340,789
	Milbon Co. Ltd.	75,472	3,182,079
	MIMAKI ENGINEERING Co. Ltd.	87,300	433,752
	Mimasu Semiconductor Industry Co. Ltd.	112,200	2,168,045
	Minebea Mitsumi, Inc.	755,526	13,991,302
	Ministop Co. Ltd.	68,100	706,808
#	Minkabu The Infonoid, Inc.	16,000	199,577
	Mirai Industry Co. Ltd.	900	14,427
	Miraial Co. Ltd.	35,800	398,909
	Mirait One Corp.	363,110	4,510,310
	Mirarth Holdings, Inc.	545,900	1,540,352
	Miroku Jyoho Service Co. Ltd.	75,800	946,816
	MISUMI Group, Inc.	356,300	8,988,449
	Mitachi Co. Ltd.	7,700	78,127
	Mitani Corp.	141,600	1,394,523
	Mitani Sekisan Co. Ltd.	7,000	247,357
	Mito Securities Co. Ltd.	317,800	690,032
	Mitsuba Corp.	166,500	721,460
	Mitsubishi Chemical Group Corp.	5,100,060	29,920,216
	Mitsubishi Corp.	1,052,400	39,018,629
	Mitsubishi Electric Corp.	1,165,300	14,448,416
	Mitsubishi Estate Co. Ltd.	473,020	5,829,641
	Mitsubishi Gas Chemical Co., Inc.	555,600	8,088,690
	Mitsubishi HC Capital, Inc.	3,620,770	18,794,456
	Mitsubishi Heavy Industries Ltd.	295,500	11,205,429
	Mitsubishi Kakoki Kaisha Ltd.	30,900	553,319
	Mitsubishi Logisnext Co. Ltd.	202,500	1,474,728
	Mitsubishi Logistics Corp.	195,399	4,841,834
	Mitsubishi Materials Corp.	420,120	6,879,305
*	Mitsubishi Motors Corp.	1,919,000	7,375,931
	Mitsubishi Paper Mills Ltd.	61,500	181,927
	Mitsubishi Pencil Co. Ltd.	67,500	883,008
	Mitsubishi Research Institute, Inc.	33,900	1,229,986
	Mitsubishi Shokuhin Co. Ltd.	76,200	1,968,532
#	Mitsubishi Steel Manufacturing Co. Ltd.	65,600	551,437
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,126,843	7,076,574
	Mitsubishi UFJ Financial Group, Inc.	7,992,700	50,030,569
	Mitsuboshi Belting Ltd.	94,600	2,710,260

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsui & Co. Ltd., Sponsored ADR	13,209	$8,293,403
	Mitsui & Co. Ltd.	973,645	30,395,939
	Mitsui Chemicals, Inc.	773,789	19,577,630
	Mitsui DM Sugar Holdings Co. Ltd.	81,500	1,366,793
*	Mitsui E&S Co. Ltd.	185,619	713,158
	Mitsui Fudosan Co. Ltd.	576,700	11,454,420
	Mitsui High-Tec, Inc.	77,400	4,667,688
#	Mitsui Matsushima Holdings Co. Ltd.	60,900	1,420,169
	Mitsui Mining & Smelting Co. Ltd.	372,800	8,877,426
#	Mitsui OSK Lines Ltd.	599,700	14,866,927
	Mitsui-Soko Holdings Co. Ltd.	144,900	4,253,216
	Mitsuuroko Group Holdings Co. Ltd.	141,400	1,387,484
	Miura Co. Ltd.	114,100	3,039,312
	Mixi, Inc.	172,400	3,644,737
	Miyaji Engineering Group, Inc.	31,100	891,391
	Miyazaki Bank Ltd.	96,400	1,725,908
#	Miyoshi Oil & Fat Co. Ltd.	42,400	310,180
	Mizuho Financial Group, Inc.	1,743,996	25,280,667
	Mizuho Leasing Co. Ltd.	167,100	4,682,517
	Mizuho Medy Co. Ltd.	13,100	218,693
	Mizuno Corp.	94,821	2,366,792
#*	Mobile Factory, Inc.	19,700	133,263
	Mochida Pharmaceutical Co. Ltd.	39,398	1,012,503
	Molitec Steel Co. Ltd.	41,400	88,842
	Monex Group, Inc.	956,200	3,631,234
	Money Partners Group Co. Ltd.	88,500	174,018
	Monogatari Corp.	115,200	2,421,471
#	MonotaRO Co. Ltd.	367,400	5,558,356
#	MORESCO Corp.	35,400	295,495
	Mori-Gumi Co. Ltd.	51,800	113,915
	Morinaga & Co. Ltd.	158,100	4,685,366
	Morinaga Milk Industry Co. Ltd.	234,200	8,808,462
	Moriroku Holdings Co. Ltd.	13,500	192,435
	Morita Holdings Corp.	150,000	1,580,801
	Morito Co. Ltd.	84,800	665,936
	Morozoff Ltd.	19,398	518,058
#	Mortgage Service Japan Ltd.	30,200	149,043
	Mory Industries, Inc.	25,200	670,272
	MrMax Holdings Ltd.	131,300	604,853
	MS&AD Insurance Group Holdings, Inc.	321,874	10,564,645
	Mugen Estate Co. Ltd.	70,100	323,640
	m-up Holdings, Inc.	58,900	536,058
	Murata Manufacturing Co. Ltd.	515,520	29,248,632
	Musashi Seimitsu Industry Co. Ltd.	296,600	3,997,984
	Musashino Bank Ltd.	176,500	2,865,570
#	Mutoh Holdings Co. Ltd.	11,700	144,071
	Nabtesco Corp.	156,900	3,781,842
#	NAC Co. Ltd.	64,300	453,904
	Nachi-Fujikoshi Corp.	81,100	2,291,922
	Nadex Co. Ltd.	7,600	56,416
	Nafco Co. Ltd.	27,100	370,133
#	Nagano Bank Ltd.	52,300	590,105
	Nagano Keiki Co. Ltd.	61,000	578,891
	Nagase & Co. Ltd.	471,500	7,428,557
	Nagatanien Holdings Co. Ltd.	43,700	706,834
#	Nagawa Co. Ltd.	7,700	359,557
	Nagoya Railroad Co. Ltd.	314,299	5,070,310
	Naigai Tec Corp.	5,100	90,696
	Naigai Trans Line Ltd.	26,700	507,086

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nakabayashi Co. Ltd.	88,700	$315,260
	Nakamoto Packs Co. Ltd.	18,300	212,699
*	Nakamura Choukou Co. Ltd.	3,600	15,965
	Nakamuraya Co. Ltd.	14,400	335,894
	Nakanishi, Inc.	129,400	2,451,458
#	Nakano Corp.	76,100	230,991
#	Nakayama Steel Works Ltd.	116,700	752,296
#*	Namura Shipbuilding Co. Ltd.	240,448	724,978
	Nankai Electric Railway Co. Ltd.	218,800	5,104,412
	Nanto Bank Ltd.	142,101	2,588,638
	Narasaki Sangyo Co. Ltd.	13,400	180,537
	Nasu Denki Tekko Co. Ltd.	1,000	66,657
	Natori Co. Ltd.	29,400	431,465
	NEC Capital Solutions Ltd.	60,900	1,203,212
	NEC Corp.	610,380	23,472,348
	NEC Networks & System Integration Corp.	138,800	1,730,213
#	NEOJAPAN, Inc.	8,800	58,526
	NET One Systems Co. Ltd.	323,200	7,620,529
	Neturen Co. Ltd.	160,700	853,444
	New Art Holdings Co. Ltd.	18,600	238,742
*	New Japan Chemical Co. Ltd.	166,800	264,523
	Nexon Co. Ltd.	90,300	2,039,909
#	Nextage Co. Ltd.	187,100	3,394,074
*	NexTone, Inc.	19,200	414,157
	NF Holdings Corp.	13,500	97,339
	NGK Insulators Ltd.	600,600	7,538,627
	NH Foods Ltd.	300,699	8,775,291
	NHK Spring Co. Ltd.	1,013,237	7,512,264
	Nicca Chemical Co. Ltd.	17,100	112,663
	Nice Corp.	33,700	327,024
#	Nichia Steel Works Ltd.	170,101	392,685
	Nichias Corp.	335,600	6,787,312
	Nichiban Co. Ltd.	41,400	612,237
	Nichicon Corp.	249,100	2,361,281
	Nichiden Corp.	57,600	853,832
	Nichiha Corp.	136,900	2,892,496
	Nichimo Co. Ltd.	4,800	111,119
	Nichirei Corp.	393,099	8,064,462
	Nichireki Co. Ltd.	127,300	1,617,300
	Nichirin Co. Ltd.	57,830	1,000,770
	Nidec Corp.	298,855	14,787,951
	Nifco, Inc.	280,500	8,067,310
	Nihon Chouzai Co. Ltd.	62,720	569,539
	Nihon Dempa Kogyo Co. Ltd.	51,400	448,100
	Nihon Dengi Co. Ltd.	7,200	186,999
	Nihon Denkei Co. Ltd.	30,300	422,759
	Nihon Flush Co. Ltd.	78,400	596,066
#	Nihon House Holdings Co. Ltd.	212,700	611,606
	Nihon Kagaku Sangyo Co. Ltd.	54,300	454,403
	Nihon Kohden Corp.	148,200	4,100,486
	Nihon M&A Center Holdings, Inc.	666,000	5,090,800
#	Nihon Nohyaku Co. Ltd.	198,000	1,003,551
	Nihon Parkerizing Co. Ltd.	296,200	2,318,406
	Nihon Plast Co. Ltd.	93,100	286,523
	Nihon Tokushu Toryo Co. Ltd.	58,000	427,144
	Nihon Trim Co. Ltd.	11,900	255,596
#*	Nihon Yamamura Glass Co. Ltd.	15,300	80,422
	Niitaka Co. Ltd.	10,200	163,348
	Nikkiso Co. Ltd.	214,300	1,505,155

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nikko Co. Ltd.	113,400	$539,305
	Nikkon Holdings Co. Ltd.	260,400	5,046,127
	Nikon Corp.	823,300	8,510,510
	Nintendo Co. Ltd.	980,000	41,431,822
	Nippi, Inc.	8,500	240,827
	Nippn Corp.	268,400	3,489,095
	Nippon Air Conditioning Services Co. Ltd.	73,400	399,086
	Nippon Aqua Co. Ltd.	33,100	214,538
	Nippon Avionics Co. Ltd.	1,400	42,361
	Nippon Beet Sugar Manufacturing Co. Ltd.	57,600	731,365
	Nippon Carbide Industries Co., Inc.	39,800	378,642
	Nippon Carbon Co. Ltd.	43,900	1,345,269
	Nippon Ceramic Co. Ltd.	2,800	56,044
	Nippon Chemical Industrial Co. Ltd.	48,600	661,761
*	Nippon Chemi-Con Corp.	101,000	1,507,377
*	Nippon Coke & Engineering Co. Ltd.	892,500	597,759
	Nippon Concept Corp.	32,900	392,283
*	Nippon Concrete Industries Co. Ltd.	233,900	444,857
	Nippon Denko Co. Ltd.	632,550	1,612,227
	Nippon Densetsu Kogyo Co. Ltd.	163,600	2,121,521
	Nippon Dry-Chemical Co. Ltd.	6,200	85,028
	Nippon Electric Glass Co. Ltd.	360,700	6,885,839
	Nippon Express Holdings, Inc.	222,676	13,067,069
#	Nippon Felt Co. Ltd.	15,100	46,295
	Nippon Filcon Co. Ltd.	48,800	169,065
	Nippon Fine Chemical Co. Ltd.	45,300	885,010
	Nippon Gas Co. Ltd.	567,300	7,977,653
	Nippon Hume Corp.	106,300	616,975
	Nippon Kayaku Co. Ltd.	381,300	3,459,045
	Nippon Kinzoku Co. Ltd.	8,400	57,956
#	Nippon Kodoshi Corp.	40,100	583,255
	Nippon Koei Co. Ltd.	69,800	1,946,051
	Nippon Light Metal Holdings Co. Ltd.	390,630	4,092,988
	Nippon Paint Holdings Co. Ltd.	130,000	1,172,891
*	Nippon Paper Industries Co. Ltd.	463,602	3,714,664
	Nippon Parking Development Co. Ltd.	959,600	1,653,927
	Nippon Pillar Packing Co. Ltd.	97,200	2,702,443
	Nippon Piston Ring Co. Ltd.	54,500	540,970
	Nippon Rietec Co. Ltd.	13,800	129,558
	Nippon Road Co. Ltd.	16,600	984,260
	Nippon Sanso Holdings Corp.	349,500	6,305,915
	Nippon Seiki Co. Ltd.	364,400	2,319,168
	Nippon Seisen Co. Ltd.	8,300	276,392
	Nippon Sharyo Ltd.	48,699	747,561
*	Nippon Sheet Glass Co. Ltd.	402,200	1,946,601
	Nippon Shinyaku Co. Ltd.	121,495	5,555,807
	Nippon Shokubai Co. Ltd.	98,800	3,961,055
	Nippon Signal Company Ltd.	210,200	1,716,547
	Nippon Soda Co. Ltd.	117,200	4,042,530
	Nippon Steel Corp.	1,353,479	28,906,794
	Nippon Telegraph & Telephone Corp.	591,000	18,033,761
	Nippon Thompson Co. Ltd.	311,200	1,348,009
	Nippon Tungsten Co. Ltd.	4,900	94,610
	Nippon Yakin Kogyo Co. Ltd.	66,209	1,924,614
#	Nippon Yusen KK	1,392,090	32,907,462
	Nipro Corp.	832,200	6,267,725
	Nishikawa Rubber Co. Ltd.	800	7,078
	Nishimatsu Construction Co. Ltd.	192,800	5,066,403
#	Nishimatsuya Chain Co. Ltd.	144,900	1,718,456

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nishimoto Co. Ltd.	18,900	$538,400
	Nishi-Nippon Financial Holdings, Inc.	648,014	5,398,519
	Nishi-Nippon Railroad Co. Ltd.	167,000	3,062,835
	Nishio Holdings Co. Ltd.	116,100	2,758,855
	Nissan Chemical Corp.	211,500	9,399,492
	Nissan Motor Co. Ltd.	2,404,500	8,767,852
	Nissan Shatai Co. Ltd.	292,700	2,011,005
	Nissan Tokyo Sales Holdings Co. Ltd.	123,500	318,937
	Nissei ASB Machine Co. Ltd.	27,200	853,117
	Nissei Plastic Industrial Co. Ltd.	71,100	531,446
	Nissha Co. Ltd.	219,900	3,000,584
	Nisshin Group Holdings Co. Ltd.	163,200	562,799
	Nisshin Oillio Group Ltd.	141,300	3,531,652
	Nisshin Seifun Group, Inc.	352,145	4,268,507
	Nisshinbo Holdings, Inc.	618,541	4,761,886
	Nissin Corp.	66,600	1,048,417
	Nissin Foods Holdings Co. Ltd.	43,775	4,220,435
	Nisso Corp.	56,500	323,386
	Nissui Corp.	1,653,600	7,230,326
	Niterra Co. Ltd.	678,800	14,227,530
	Nitori Holdings Co. Ltd.	104,200	13,268,392
	Nitta Corp.	80,200	1,824,557
	Nitta Gelatin, Inc.	53,700	331,124
	NITTAN Corp.	112,600	205,325
	Nittetsu Mining Co. Ltd.	73,602	1,991,200
	Nitto Boseki Co. Ltd.	56,500	789,263
	Nitto Denko Corp.	330,900	21,392,094
	Nitto Fuji Flour Milling Co. Ltd.	3,600	118,871
	Nitto Kogyo Corp.	118,100	2,338,366
	Nitto Kohki Co. Ltd.	54,400	804,355
	Nitto Seiko Co. Ltd.	147,300	657,867
	Nittoc Construction Co. Ltd.	118,949	883,304
	NJS Co. Ltd.	29,100	492,323
	Noda Corp.	53,100	486,314
	Noevir Holdings Co. Ltd.	41,800	1,705,260
	NOF Corp.	151,100	6,903,973
	Nohmi Bosai Ltd.	81,800	1,054,986
	Nojima Corp.	416,600	4,469,111
	NOK Corp.	400,300	5,394,472
	Nomura Holdings, Inc.	2,835,898	10,166,411
#	Nomura Holdings, Inc., Sponsored ADR	269,622	959,854
	Nomura Micro Science Co. Ltd.	9,400	291,705
	Nomura Real Estate Holdings, Inc.	333,900	8,320,460
	Nomura Research Institute Ltd.	239,085	6,015,270
	Noritake Co. Ltd.	49,200	1,689,774
	Noritsu Koki Co. Ltd.	111,800	1,837,705
	Noritz Corp.	153,300	2,078,813
	North Pacific Bank Ltd.	1,308,100	2,798,610
	Nozawa Corp.	30,300	159,791
	NS Solutions Corp.	82,800	2,253,402
	NS Tool Co. Ltd.	62,400	520,217
	NS United Kaiun Kaisha Ltd.	66,600	1,950,493
	NSD Co. Ltd.	172,978	3,182,169
	NSK Ltd.	1,154,347	6,517,348
	NSW, Inc.	34,700	535,808
	NTN Corp.	2,216,700	5,475,596
	NTT Data Corp.	563,200	7,650,026
*	OAK Capital Corp.	143,100	85,268
	Oat Agrio Co. Ltd.	27,500	274,584

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Obara Group, Inc.	51,800	$1,628,305
	Obayashi Corp.	1,412,300	11,774,019
#	OBIC Business Consultants Co. Ltd.	15,400	584,794
	Obic Co. Ltd.	21,600	3,328,023
	Odakyu Electric Railway Co. Ltd.	247,200	3,452,968
	Odawara Engineering Co. Ltd.	1,300	15,783
#	Oenon Holdings, Inc.	183,600	382,917
	Ogaki Kyoritsu Bank Ltd.	232,000	3,159,362
#	Ohara, Inc.	37,400	317,265
#	Ohashi Technica, Inc.	48,100	566,243
	Ohba Co. Ltd.	19,400	112,549
	Ohsho Food Service Corp.	30,100	1,370,739
	OIE Sangyo Co. Ltd.	1,200	9,922
	Oiles Corp.	88,001	1,112,107
#*	Oisix ra daichi, Inc.	67,800	1,268,545
	Oita Bank Ltd.	110,800	1,684,736
	Oji Holdings Corp.	3,008,400	11,822,103
	Okabe Co. Ltd.	184,200	1,140,608
#	Okada Aiyon Corp.	19,400	256,053
	Okamoto Industries, Inc.	42,300	1,259,729
	Okamoto Machine Tool Works Ltd.	21,199	766,396
	Okamura Corp.	261,600	2,793,067
	Okasan Securities Group, Inc.	786,500	2,472,145
	Oki Electric Industry Co. Ltd.	452,278	2,453,372
	Okinawa Cellular Telephone Co	74,400	1,662,220
*	Okinawa Electric Power Co., Inc.	141,858	1,156,986
	Okinawa Financial Group, Inc.	107,840	1,664,871
	OKUMA Corp.	115,600	5,133,403
	Okumura Corp.	136,800	3,356,264
	Okura Industrial Co. Ltd.	45,300	709,366
	Okuwa Co. Ltd.	149,200	984,540
#	Olympic Group Corp.	34,400	133,059
	Olympus Corp.	1,027,900	17,994,844
	Omron Corp.	89,900	5,273,454
	Ono Pharmaceutical Co. Ltd.	426,000	8,577,550
	Onoken Co. Ltd.	83,400	951,589
	Onward Holdings Co. Ltd.	528,696	1,462,970
*	Ootoya Holdings Co. Ltd.	1,200	34,343
	Open House Group Co. Ltd.	217,300	8,686,074
	Optex Group Co. Ltd.	97,860	1,473,028
*	Optim Corp.	64,400	441,689
	Optorun Co. Ltd.	23,500	358,185
	Oracle Corp.	53,200	3,818,100
	Organo Corp.	144,100	3,479,662
	Oricon, Inc.	8,500	69,064
	Orient Corp.	283,280	2,363,304
	Oriental Land Co. Ltd.	140,500	4,972,179
	Oriental Shiraishi Corp.	571,300	1,383,642
#	Origin Co. Ltd.	25,500	234,278
	ORIX Corp.	1,672,600	28,455,144
#	ORIX Corp., Sponsored ADR	8,803	750,984
	Oro Co. Ltd.	27,100	486,999
	Osaka Gas Co. Ltd.	350,100	5,791,072
	Osaka Organic Chemical Industry Ltd.	70,000	1,061,310
	Osaka Soda Co. Ltd.	49,799	1,610,779
	Osaka Steel Co. Ltd.	60,200	579,676
	Osaki Electric Co. Ltd.	256,800	1,068,460
	OSG Corp.	290,600	4,082,262
	Otsuka Corp.	131,700	4,793,753

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Otsuka Holdings Co. Ltd.	171,400	$5,831,157
	OUG Holdings, Inc.	3,900	70,509
	Outsourcing, Inc.	439,500	4,476,998
#*	Oxide Corp.	2,400	56,766
	Oyo Corp.	106,400	1,601,574
#	Ozu Corp.	5,000	66,169
	Pacific Industrial Co. Ltd.	228,300	2,062,842
*	Pacific Metals Co. Ltd.	91,200	1,269,029
	Pack Corp.	57,100	1,308,467
	PAL GROUP Holdings Co. Ltd.	106,100	2,435,717
	PALTAC Corp.	69,958	2,684,070
	Pan Pacific International Holdings Corp.	581,000	10,857,107
	Panasonic Holdings Corp.	3,095,442	29,155,280
#	PAPYLESS Co. Ltd.	16,100	127,335
#	Paraca, Inc.	27,500	396,916
	Paramount Bed Holdings Co. Ltd.	143,600	2,546,427
	Paris Miki Holdings, Inc.	114,600	283,368
*	Park24 Co. Ltd.	340,400	5,261,589
	Parker Corp.	6,000	27,686
#	Pasco Corp.	4,700	51,068
	Pasona Group, Inc.	107,000	1,472,617
	PC Depot Corp.	132,640	290,046
#	PCA Corp.	5,900	47,258
	PCI Holdings, Inc.	16,800	126,193
#	Pegasus Co. Ltd.	104,500	479,014
	Penta-Ocean Construction Co. Ltd.	1,550,700	7,538,997
	People Dreams & Technologies Group Co. Ltd.	17,800	202,109
*	PeptiDream, Inc.	253,600	3,426,379
	Persol Holdings Co. Ltd.	245,500	5,062,066
*	PIA Corp.	1,200	29,211
	Pickles Holdings Co. Ltd.	51,000	441,567
	Pigeon Corp.	359,900	5,604,208
	Pilot Corp.	85,700	2,856,140
	Piolax, Inc.	133,600	1,983,589
	Plus Alpha Consulting Co. Ltd.	9,000	192,655
	Pola Orbis Holdings, Inc.	75,800	1,053,631
	Pole To Win Holdings, Inc.	124,900	842,154
	Poppins Corp.	10,500	146,027
*	Port, Inc.	7,000	87,987
#*	PR Times, Inc.	9,600	96,264
	Premium Group Co. Ltd.	150,000	1,800,939
	Premium Water Holdings, Inc.	4,000	71,090
	Press Kogyo Co. Ltd.	476,300	1,910,459
#	Pressance Corp.	111,800	1,614,566
	Prestige International, Inc.	304,700	1,329,967
	Prima Meat Packers Ltd.	140,999	2,387,676
	Procrea Holdings, Inc.	135,573	2,169,228
	Pronexus, Inc.	38,100	279,876
#	Pro-Ship, Inc.	20,500	209,552
	Proto Corp.	89,500	781,637
	PS Mitsubishi Construction Co. Ltd.	173,800	865,074
	Punch Industry Co. Ltd.	81,500	315,702
	QB Net Holdings Co. Ltd.	46,300	463,625
	Qol Holdings Co. Ltd.	166,700	1,528,233
	Quick Co. Ltd.	43,100	567,052
#	Raccoon Holdings, Inc.	52,400	281,523
	Raito Kogyo Co. Ltd.	231,700	3,417,521
	Raiznext Corp.	136,500	1,461,607
	Rakus Co. Ltd.	247,000	3,754,241

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Rakuten Group, Inc.	572,300	$2,854,604
*	RaQualia Pharma, Inc.	19,100	112,546
#	Rasa Corp.	34,900	379,482
	Rasa Industries Ltd.	46,399	746,810
	Raysum Co. Ltd.	12,479	122,012
	Recruit Holdings Co. Ltd.	1,059,000	29,708,746
	Relia, Inc.	124,200	1,333,456
	Relo Group, Inc.	297,800	4,629,713
	Renaissance, Inc.	3,200	22,401
*	Renesas Electronics Corp.	963,300	12,554,158
	Rengo Co. Ltd.	1,050,310	6,849,887
*	RENOVA, Inc.	82,100	1,162,897
	Resol Holdings Co. Ltd.	600	21,379
	Resona Holdings, Inc.	2,073,848	10,335,977
	Resonac Holdings Corp.	814,200	12,893,053
	Resorttrust, Inc.	303,500	5,011,637
	Restar Holdings Corp.	101,700	1,590,854
	Retail Partners Co. Ltd.	25,600	287,987
	Rheon Automatic Machinery Co. Ltd.	64,200	616,505
	Rhythm Co. Ltd.	28,700	411,488
#	Riberesute Corp.	34,000	206,568
#	Ricoh Co. Ltd.	1,093,319	9,052,382
	Ricoh Leasing Co. Ltd.	77,500	2,241,791
#	Ride On Express Holdings Co. Ltd.	48,200	382,951
*	Right On Co. Ltd.	68,500	291,833
	Riken Corp.	48,103	967,853
	Riken Keiki Co. Ltd.	46,500	1,786,929
	Riken Technos Corp.	208,600	936,849
	Riken Vitamin Co. Ltd.	65,400	981,001
	Rinnai Corp.	196,800	4,756,689
	Rion Co. Ltd.	33,300	493,534
	Riso Kagaku Corp.	26,358	480,476
	Riso Kyoiku Co. Ltd.	519,650	1,134,327
#	Rix Corp.	6,200	127,681
#	Rock Field Co. Ltd.	51,400	574,595
	Rohm Co. Ltd.	95,300	7,174,960
	Rohto Pharmaceutical Co. Ltd.	402,500	8,350,698
#	Rokko Butter Co. Ltd.	63,900	662,066
	Roland Corp.	48,200	1,444,837
	Roland DG Corp.	71,200	1,789,637
	Rorze Corp.	52,700	3,904,228
	Round One Corp.	729,041	3,153,661
	Ryobi Ltd.	125,567	1,461,233
	Ryoden Corp.	75,000	1,151,725
	Ryohin Keikaku Co. Ltd.	609,450	6,413,446
	Ryosan Co. Ltd.	96,900	2,288,782
	S Foods, Inc.	65,000	1,446,138
#	S LINE Co. Ltd.	10,600	62,037
	S&B Foods, Inc.	5,300	138,135
#	Sac’s Bar Holdings, Inc.	78,500	508,106
	Sagami Rubber Industries Co. Ltd.	28,000	174,377
	Saibu Gas Holdings Co. Ltd.	80,100	1,115,340
	Sakai Chemical Industry Co. Ltd.	63,800	857,569
	Sakai Heavy Industries Ltd.	20,300	627,165
	Sakai Moving Service Co. Ltd.	55,900	1,969,296
	Sakata INX Corp.	195,100	1,591,500
	Sakura Internet, Inc.	79,400	398,521
#	Sala Corp.	266,500	1,507,589
	Samco, Inc.	2,300	81,737

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	SAMTY Co. Ltd.	122,700	$2,002,726
	San Holdings, Inc.	41,500	708,089
	San ju San Financial Group, Inc.	100,017	1,172,682
	San-A Co. Ltd.	72,800	2,461,531
	San-Ai Obbli Co. Ltd.	285,400	3,006,983
#*	Sanden Corp.	23,100	37,771
	Sanei Architecture Planning Co. Ltd.	57,700	621,699
	Sangetsu Corp.	174,800	2,914,789
	San-In Godo Bank Ltd.	740,700	4,162,201
	Sanken Electric Co. Ltd.	86,800	6,519,507
	Sanki Engineering Co. Ltd.	173,300	1,915,913
	Sanko Gosei Ltd.	119,800	465,492
	Sanko Metal Industrial Co. Ltd.	11,300	332,160
	Sankyo Co. Ltd.	188,150	8,300,488
	Sankyo Frontier Co. Ltd.	14,100	366,997
	Sankyo Seiko Co. Ltd.	173,400	745,532
	Sankyo Tateyama, Inc.	134,300	675,755
	Sankyu, Inc.	253,600	8,944,395
	Sanoh Industrial Co. Ltd.	149,800	758,566
	Sansei Landic Co. Ltd.	35,100	225,726
	Sansei Technologies, Inc.	44,700	321,407
	Sansha Electric Manufacturing Co. Ltd.	48,400	322,856
	Sanshin Electronics Co. Ltd.	59,400	987,200
	Santen Pharmaceutical Co. Ltd.	487,000	4,097,437
	Sanwa Co. Ltd./Kitahama Chuo-Ku Osaka	12,200	72,556
	Sanwa Holdings Corp.	829,300	9,083,446
	Sanyo Chemical Industries Ltd.	59,500	1,868,004
	Sanyo Denki Co. Ltd.	49,000	2,447,806
#	Sanyo Electric Railway Co. Ltd.	48,500	849,548
	Sanyo Engineering & Construction, Inc.	32,400	149,479
	Sanyo Industries Ltd.	1,500	20,509
	Sanyo Shokai Ltd.	52,799	620,788
	Sanyo Special Steel Co. Ltd.	100,100	1,771,627
	Sanyo Trading Co. Ltd.	114,400	1,087,324
	Sapporo Holdings Ltd.	228,400	6,371,931
	Sata Construction Co. Ltd.	46,000	164,215
	Sato Holdings Corp.	139,700	2,364,032
	Sato Shoji Corp.	47,400	502,206
#	Satori Electric Co. Ltd.	61,500	747,252
	Sawai Group Holdings Co. Ltd.	198,100	5,732,134
	Saxa Holdings, Inc.	21,600	291,276
	SB Technology Corp.	55,400	946,688
	SBI Global Asset Management Co. Ltd.	76,100	280,942
	SBI Holdings, Inc.	470,180	9,182,972
*	SBI Shinsei Bank Ltd.	40,600	728,565
	SBS Holdings, Inc.	113,200	2,758,471
#	Scala, Inc.	51,000	280,961
#	SCREEN Holdings Co. Ltd.	114,500	9,313,339
#	Scroll Corp.	141,300	820,992
	SCSK Corp.	219,677	3,316,641
	SE Corp.	36,600	85,379
#	SEC Carbon Ltd.	2,800	184,356
	Secom Co. Ltd.	88,200	5,647,798
#	Seed Co. Ltd.	37,500	157,908
	Sega Sammy Holdings, Inc.	145,912	2,727,317
	Seibu Holdings, Inc.	394,100	4,410,917
	Seika Corp.	44,100	727,700
	Seikagaku Corp.	182,300	1,119,081
	Seikitokyu Kogyo Co. Ltd.	159,999	1,102,420

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Seiko Electric Co. Ltd.	23,300	$172,014
	Seiko Epson Corp.	913,000	13,963,182
	Seiko Group Corp.	145,600	3,195,940
	Seiko PMC Corp.	63,700	271,499
	Seino Holdings Co. Ltd.	468,100	5,196,845
#	Seiren Co. Ltd.	182,200	3,029,418
	Sekisui Chemical Co. Ltd.	973,300	13,852,442
	Sekisui House Ltd.	828,300	17,028,723
	Sekisui Jushi Corp.	94,200	1,513,121
	Sekisui Kasei Co. Ltd.	160,200	553,691
#	SEMITEC Corp.	30,000	435,269
	Senko Group Holdings Co. Ltd.	625,100	4,467,163
#	Senshu Electric Co. Ltd.	49,400	1,132,338
	Senshu Ikeda Holdings, Inc.	1,136,660	1,999,193
*	Senshukai Co. Ltd.	142,300	430,128
	SERAKU Co. Ltd.	20,400	239,918
	Seria Co. Ltd.	186,700	3,318,948
	Seven & I Holdings Co. Ltd.	970,552	43,982,933
	Seven Bank Ltd.	2,860,900	5,856,227
	SG Holdings Co. Ltd.	449,200	6,463,904
	Sharingtechnology, Inc.	17,500	63,903
*	Sharp Corp.	711,198	5,068,709
#	Shibaura Electronics Co. Ltd.	37,600	1,581,044
	Shibaura Machine Co. Ltd.	97,000	2,258,195
	Shibaura Mechatronics Corp.	24,500	2,743,279
	Shibusawa Warehouse Co. Ltd.	37,500	638,566
	Shibuya Corp.	78,200	1,446,419
	Shidax Corp.	93,800	495,104
*	SHIFT, Inc.	30,400	5,659,332
	Shiga Bank Ltd.	205,636	4,286,603
	Shikibo Ltd.	68,800	518,135
	Shikoku Bank Ltd.	174,900	1,136,132
*	Shikoku Electric Power Co., Inc.	322,100	1,903,093
	Shikoku Kasei Holdings Corp.	129,700	1,351,889
	Shima Seiki Manufacturing Ltd.	116,200	1,589,207
	Shimadzu Corp.	258,800	8,094,425
	Shimamura Co. Ltd.	71,446	6,559,056
	Shimano, Inc.	59,707	9,233,831
	Shimizu Bank Ltd.	136,100	1,459,689
	Shimizu Corp.	1,363,500	8,326,903
#	Shimojima Co. Ltd.	13,800	116,381
	Shin Maint Holdings Co. Ltd.	1,300	12,369
	Shin Nippon Air Technologies Co. Ltd.	52,200	749,151
#	Shin Nippon Biomedical Laboratories Ltd.	103,700	1,894,423
	Shinagawa Refractories Co. Ltd.	29,900	1,029,131
	Shindengen Electric Manufacturing Co. Ltd.	38,600	982,363
	Shin-Etsu Chemical Co. Ltd.	1,673,500	47,754,688
	Shin-Etsu Polymer Co. Ltd.	197,700	1,945,116
#	Shinko Electric Industries Co. Ltd.	175,800	5,219,771
	Shinko Shoji Co. Ltd.	118,000	1,040,033
	Shinmaywa Industries Ltd.	300,900	2,709,420
	Shinnihon Corp.	150,500	1,169,997
#	Shinnihonseiyaku Co. Ltd.	31,500	328,919
	Shinsho Corp.	26,500	1,147,705
	Shinwa Co. Ltd.	33,700	529,234
	Shinwa Co. Ltd.	27,300	143,889
	Shionogi & Co. Ltd.	105,600	4,727,135
	Ship Healthcare Holdings, Inc.	417,300	7,361,098
	Shiseido Co. Ltd.	96,800	4,852,176

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Shizuki Electric Co., Inc.	70,300	$251,526
	Shizuoka Financial Group, Inc.	1,061,730	8,002,946
	Shizuoka Gas Co. Ltd.	225,900	1,920,792
	SHO-BOND Holdings Co. Ltd.	35,300	1,508,578
	Shoei Co. Ltd.	200,400	3,717,637
#	Shoei Foods Corp.	38,900	1,144,392
	Shofu, Inc.	45,300	695,697
	Showa Sangyo Co. Ltd.	87,700	1,726,437
	Showa Shinku Co. Ltd.	17,400	176,389
	Sigma Koki Co. Ltd.	23,700	279,596
#	SIGMAXYZ Holdings, Inc.	142,200	1,119,518
	Siix Corp.	155,184	1,558,019
*	Silver Life Co. Ltd.	10,700	100,405
*	Simplex Holdings, Inc.	16,900	294,024
	Sinanen Holdings Co. Ltd.	32,700	910,100
	Sinfonia Technology Co. Ltd.	111,500	1,425,114
	Sinko Industries Ltd.	86,700	1,150,561
	Sintokogio Ltd.	211,600	1,534,515
	SK-Electronics Co. Ltd.	51,400	674,537
	SKY Perfect JSAT Holdings, Inc.	802,800	3,129,943
#*	Skylark Holdings Co. Ltd.	712,800	9,563,823
*	Smaregi, Inc.	22,100	460,840
	SMC Corp.	11,300	5,635,817
	SMK Corp.	22,999	410,691
	SMS Co. Ltd.	276,700	6,502,475
#	Snow Peak, Inc.	112,700	1,707,396
	SNT Corp.	72,000	130,415
	Soda Nikka Co. Ltd.	70,300	425,922
	Sodick Co. Ltd.	270,100	1,494,320
	Soft99 Corp.	11,800	112,296
	SoftBank Corp.	1,933,500	21,768,909
	SoftBank Group Corp.	760,263	28,511,683
	Softcreate Holdings Corp.	63,000	738,737
#	Software Service, Inc.	9,100	583,167
	Sohgo Security Services Co. Ltd.	228,500	6,381,832
	Sojitz Corp.	596,219	12,557,273
	Soken Chemical & Engineering Co. Ltd.	30,200	380,559
	Solasto Corp.	220,800	1,029,708
	Soliton Systems KK	44,900	345,379
	Solxyz Co. Ltd.	19,900	52,515
	Sompo Holdings, Inc.	195,700	8,166,481
	Sony Group Corp.	1,141,000	103,230,492
	Sony Group Corp., Sponsored ADR	344,389	30,881,362
	Sotetsu Holdings, Inc.	164,400	3,130,287
	Sotoh Co. Ltd.	11,700	69,733
	Space Co. Ltd.	63,460	435,246
	Sparx Group Co. Ltd.	106,539	1,162,061
	SPK Corp.	30,800	396,257
	S-Pool, Inc.	221,700	1,028,436
#	Sprix, Inc.	23,700	161,539
	Square Enix Holdings Co. Ltd.	91,100	4,482,950
	SRA Holdings.	55,200	1,233,814
#*	SRE Holdings Corp.	22,300	500,173
	ST Corp.	28,400	331,696
	St. Marc Holdings Co. Ltd.	79,300	1,081,990
	Stanley Electric Co. Ltd.	388,400	8,761,487
	Star Mica Holdings Co. Ltd.	110,600	523,796
	Star Micronics Co. Ltd.	130,300	1,695,842
	Starts Corp., Inc.	216,900	4,098,935

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Starzen Co. Ltd.	71,198	$1,224,679
	St-Care Holding Corp.	79,400	455,964
	Stella Chemifa Corp.	55,300	1,097,280
	Step Co. Ltd.	29,100	397,106
	STI Foods Holdings, Inc.	1,200	26,619
	Strike Co. Ltd.	33,000	885,667
#	Studio Alice Co. Ltd.	58,100	913,184
	Subaru Corp.	1,376,600	22,468,608
	Subaru Enterprise Co. Ltd.	7,000	495,616
	Sugi Holdings Co. Ltd.	122,200	5,184,315
	Sugimoto & Co. Ltd.	42,100	631,946
	SUMCO Corp.	953,060	13,125,210
	Sumida Corp.	175,200	2,179,528
#	Suminoe Textile Co. Ltd.	25,400	417,767
#	Sumiseki Holdings, Inc.	277,800	676,347
	Sumitomo Bakelite Co. Ltd.	119,200	4,558,562
	Sumitomo Chemical Co. Ltd.	3,415,752	11,542,576
	Sumitomo Corp.	920,100	16,490,819
	Sumitomo Densetsu Co. Ltd.	73,400	1,526,658
	Sumitomo Electric Industries Ltd.	1,523,600	19,444,574
	Sumitomo Forestry Co. Ltd.	829,800	17,927,173
	Sumitomo Heavy Industries Ltd.	453,896	10,967,035
	Sumitomo Metal Mining Co. Ltd.	631,100	23,293,078
	Sumitomo Mitsui Construction Co. Ltd.	913,680	2,590,423
	Sumitomo Mitsui Financial Group, Inc.	950,470	38,849,150
	Sumitomo Mitsui Trust Holdings, Inc.	395,773	14,266,705
	Sumitomo Osaka Cement Co. Ltd.	180,699	5,081,995
	Sumitomo Pharma Co. Ltd.	493,400	3,095,411
	Sumitomo Realty & Development Co. Ltd.	415,000	9,689,932
	Sumitomo Riko Co. Ltd.	221,700	1,180,458
	Sumitomo Rubber Industries Ltd.	924,363	8,478,180
	Sumitomo Seika Chemicals Co. Ltd.	53,600	1,731,332
#	Sumitomo Warehouse Co. Ltd.	291,900	4,849,415
	Sun Frontier Fudousan Co. Ltd.	169,200	1,642,555
	Suncall Corp.	71,300	306,767
	Sundrug Co. Ltd.	259,300	7,146,987
	Suntory Beverage & Food Ltd.	172,800	6,505,121
	Sun-Wa Technos Corp.	56,200	778,708
*	SuRaLa Net Co. Ltd.	18,300	99,550
	Suruga Bank Ltd.	627,300	2,379,367
	Suzuken Co. Ltd.	216,720	6,168,004
	Suzuki Co. Ltd.	62,300	467,573
	Suzuki Motor Corp.	315,700	11,007,968
	SWCC Corp.	272,300	3,536,766
	Sysmex Corp.	209,200	13,456,410
	System Information Co. Ltd.	25,400	144,745
	System Research Co. Ltd.	2,900	51,834
	System Support, Inc.	16,000	231,717
	Systems Engineering Consultants Co. Ltd.	2,100	49,924
	Systena Corp.	1,209,200	2,501,121
#	Syuppin Co. Ltd.	78,300	508,729
	T Hasegawa Co. Ltd.	127,292	3,030,518
	T RAD Co. Ltd.	29,100	506,907
	T&D Holdings, Inc.	897,610	10,992,446
	T&K Toka Co. Ltd.	77,700	664,225
	Tachibana Eletech Co. Ltd.	79,580	1,213,777
	Tachikawa Corp.	51,900	483,551
	Tachi-S Co. Ltd.	142,300	1,274,647
#	Tacmina Corp.	900	8,195

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tadano Ltd.	513,221	$4,017,241
	Taihei Dengyo Kaisha Ltd.	73,100	2,229,662
	Taiheiyo Cement Corp.	520,736	9,337,391
#	Taiheiyo Kouhatsu, Inc.	33,499	211,375
	Taiho Kogyo Co. Ltd.	131,700	705,436
	Taikisha Ltd.	92,400	2,503,269
	Taiko Bank Ltd.	23,200	187,362
	Taisei Corp.	274,580	9,338,707
	Taisei Lamick Co. Ltd.	22,900	482,551
	Taisho Pharmaceutical Holdings Co. Ltd.	117,500	5,074,342
	Taiyo Holdings Co. Ltd.	119,800	2,165,570
	Taiyo Yuden Co. Ltd.	298,300	9,133,534
#	Takachiho Koheki Co. Ltd.	14,800	256,598
	Takamatsu Construction Group Co. Ltd.	66,700	1,082,215
	Takamatsu Machinery Co. Ltd.	1,900	8,098
#	Takamiya Co. Ltd.	126,700	413,109
#	Takano Co. Ltd.	37,300	194,020
	Takaoka Toko Co. Ltd.	63,274	951,524
#	Takara & Co. Ltd.	25,600	447,372
	Takara Bio, Inc.	139,800	1,764,033
	Takara Holdings, Inc.	539,000	4,247,438
	Takara Standard Co. Ltd.	162,648	1,967,271
	Takasago International Corp.	63,300	1,207,223
	Takasago Thermal Engineering Co. Ltd.	182,300	3,061,054
	Takashima & Co. Ltd.	17,900	375,000
	Takashimaya Co. Ltd.	643,500	9,505,990
	Takasho Co. Ltd.	24,700	127,107
	Take & Give Needs Co. Ltd.	20,900	210,981
	TAKEBISHI Corp.	34,600	434,600
	Takeda Pharmaceutical Co. Ltd.	914,063	30,309,538
	Takemoto Yohki Co. Ltd.	48,800	310,398
	Takeuchi Manufacturing Co. Ltd.	171,600	4,709,326
	Takihyo Co. Ltd.	4,000	29,449
	Takisawa Machine Tool Co. Ltd.	32,300	318,515
	Takuma Co. Ltd.	222,900	2,331,936
#	Tama Home Co. Ltd.	102,200	2,795,599
	Tamron Co. Ltd.	76,600	1,868,878
	Tamura Corp.	302,900	1,735,589
	Tanabe Consulting Group Co. Ltd.	2,000	12,911
	Tanabe Engineering Corp.	22,500	159,747
#*	Tanaka Chemical Corp.	13,900	135,642
	Tanseisha Co. Ltd.	116,249	690,416
#	Taoka Chemical Co. Ltd.	6,500	35,727
	Tatsuta Electric Wire & Cable Co. Ltd.	218,400	1,148,576
	Tayca Corp.	73,000	649,932
	Tazmo Co. Ltd.	10,800	144,782
#*	Tbk Co. Ltd.	99,000	200,044
	TBS Holdings, Inc.	124,100	1,871,142
	TDC Soft, Inc.	48,700	526,191
	TDK Corp., Sponsored ADR	137,693	4,760,047
	TDK Corp.	1,115,600	38,353,099
	Tear Corp.	41,400	136,421
	TechMatrix Corp.	128,000	1,527,303
*	Techno Horizon Co. Ltd.	44,500	149,243
	Techno Medica Co. Ltd.	5,200	68,588
	Techno Ryowa Ltd.	23,570	156,041
	Techno Smart Corp.	32,100	372,311
	TechnoPro Holdings, Inc.	373,200	10,182,267
	Tecnos Japan, Inc.	13,500	55,278

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Teijin Ltd.	1,164,050	$13,001,201
	Teikoku Electric Manufacturing Co. Ltd.	56,900	1,003,506
	Teikoku Sen-I Co. Ltd.	79,900	1,012,853
	Teikoku Tsushin Kogyo Co. Ltd.	40,400	461,882
	Tekken Corp.	60,299	856,099
	Temairazu, Inc.	3,300	118,093
	Tenma Corp.	77,100	1,328,227
	Tenpo Innovation Co. Ltd.	1,600	14,126
	Terilogy Holdings	2,600	6,127
	Terumo Corp.	188,500	5,644,780
	Tess Holdings Co. Ltd.	1,700	14,997
	T-Gaia Corp.	88,500	1,085,741
	THK Co. Ltd.	224,400	5,034,401
	Tigers Polymer Corp.	46,700	155,409
	TIS, Inc.	470,600	12,922,541
	TKC Corp.	88,800	2,400,030
*	TKP Corp.	23,800	477,520
	Toa Corp.	103,400	649,891
	Toa Corp.	69,600	1,510,712
	TOA ROAD Corp.	43,200	1,374,596
	Toagosei Co. Ltd.	510,050	4,409,758
	Tobishima Corp.	99,240	832,466
	Tobu Railway Co. Ltd.	157,300	4,015,207
	TOC Co. Ltd.	179,900	886,035
	Tocalo Co. Ltd.	372,400	3,497,285
	Tochigi Bank Ltd.	686,201	1,401,156
	Toda Corp.	881,500	5,157,277
*	Toda Kogyo Corp.	11,900	216,502
#	Toei Animation Co. Ltd.	24,200	2,465,773
	Toei Co. Ltd.	13,200	1,777,379
#	Toell Co. Ltd.	28,000	156,614
	Toenec Corp.	36,500	930,377
	Togami Electric Manufacturing Co. Ltd.	11,600	154,316
	Toho Bank Ltd.	1,138,300	1,878,909
	Toho Chemical Industry Co. Ltd.	23,000	82,798
	Toho Co. Ltd.	45,200	1,795,639
	Toho Co. Ltd.	42,100	737,630
	Toho Gas Co. Ltd.	128,600	2,406,156
	Toho Holdings Co. Ltd.	264,500	5,277,036
#	Toho Titanium Co. Ltd.	188,100	2,807,873
	Toho Zinc Co. Ltd.	65,100	889,034
	Tohoku Bank Ltd.	69,400	499,591
*	Tohoku Electric Power Co., Inc.	810,200	4,165,670
	Tohoku Steel Co. Ltd.	7,300	95,615
	Tohokushinsha Film Corp.	12,200	66,619
	Tokai Carbon Co. Ltd.	720,500	6,547,691
	Tokai Corp.	102,800	1,553,198
	TOKAI Holdings Corp.	522,900	3,396,668
	Tokai Lease Co. Ltd.	4,000	38,612
	Tokai Rika Co. Ltd.	304,800	4,210,507
	Tokai Tokyo Financial Holdings, Inc.	996,300	2,579,014
#	Token Corp.	31,670	1,842,291
	Tokio Marine Holdings, Inc.	889,536	17,885,916
#	Tokio Marine Holdings, Inc., ADR	168,616	3,382,437
	Tokushu Tokai Paper Co. Ltd.	42,138	916,976
	Tokuyama Corp.	394,800	6,438,835
	Tokyo Base Co. Ltd.	17,500	57,876
	Tokyo Century Corp.	169,030	5,814,995
*	Tokyo Electric Power Co. Holdings, Inc.	2,101,212	7,533,713

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokyo Electron Device Ltd.	36,400	$2,085,973
	Tokyo Electron Ltd.	398,100	45,584,634
	Tokyo Energy & Systems, Inc.	107,000	719,147
	Tokyo Gas Co. Ltd.	346,700	7,101,465
	Tokyo Individualized Educational Institute, Inc.	33,000	131,760
	Tokyo Keiki, Inc.	66,299	589,220
	Tokyo Kiraboshi Financial Group, Inc.	142,074	2,894,081
	Tokyo Ohka Kogyo Co. Ltd.	82,400	4,301,545
	Tokyo Printing Ink Manufacturing Co. Ltd.	3,200	64,520
	Tokyo Radiator Manufacturing Co. Ltd.	5,100	20,575
	Tokyo Rakutenchi Co. Ltd.	11,800	366,357
	Tokyo Rope Manufacturing Co. Ltd.	27,199	232,183
#	Tokyo Sangyo Co. Ltd.	86,400	542,209
	Tokyo Seimitsu Co. Ltd.	156,100	5,758,841
	Tokyo Steel Manufacturing Co. Ltd.	289,000	2,908,279
	Tokyo Tatemono Co. Ltd.	715,900	9,066,869
	Tokyo Tekko Co. Ltd.	41,800	569,596
#	Tokyo Theatres Co., Inc.	38,800	324,398
	Tokyotokeiba Co. Ltd.	62,300	1,966,844
	Tokyu Construction Co. Ltd.	479,280	2,541,172
	Tokyu Corp.	497,113	7,017,256
	Tokyu Fudosan Holdings Corp.	2,101,694	10,665,665
	Toli Corp.	201,200	412,134
	Tomato Bank Ltd.	23,400	176,894
	Tomen Devices Corp.	12,600	521,593
	Tomoe Corp.	132,700	432,260
#	Tomoe Engineering Co. Ltd.	34,500	618,509
#	Tomoku Co. Ltd.	52,600	617,107
	TOMONY Holdings, Inc.	1,085,500	2,952,882
	Tomy Co. Ltd.	485,100	5,481,260
	Tonami Holdings Co. Ltd.	26,500	898,917
	Topcon Corp.	506,900	7,220,378
	Toppan, Inc.	437,220	9,294,751
	Topre Corp.	184,600	1,870,552
	Topy Industries Ltd.	95,700	1,317,145
	Toray Industries, Inc.	3,217,900	18,236,801
#	Torex Semiconductor Ltd.	24,000	398,293
	Toridoll Holdings Corp.	200,000	4,265,893
	Torigoe Co. Ltd.	63,900	292,274
	Torii Pharmaceutical Co. Ltd.	76,300	1,937,088
	Torishima Pump Manufacturing Co. Ltd.	90,400	1,051,089
	Tosei Corp.	174,200	2,073,006
	Toshiba Corp.	182,900	5,892,997
	Toshiba TEC Corp.	137,400	3,990,548
	Tosoh Corp.	885,013	11,824,028
	Totech Corp.	29,200	920,578
	Totetsu Kogyo Co. Ltd.	104,200	2,081,924
	TOTO Ltd.	119,300	4,080,265
#	Tottori Bank Ltd.	37,800	327,202
	Toukei Computer Co. Ltd.	7,100	339,058
	Tow Co. Ltd.	54,400	133,015
	Towa Bank Ltd.	201,000	826,116
	Towa Corp.	101,400	1,525,914
	Towa Pharmaceutical Co. Ltd.	151,800	2,166,678
	Toyo Construction Co. Ltd.	522,600	3,742,768
	Toyo Corp.	103,200	1,064,605
	Toyo Denki Seizo KK	33,200	249,097
*	Toyo Engineering Corp.	159,815	682,897
#	Toyo Gosei Co. Ltd.	27,500	1,566,561

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toyo Ink SC Holdings Co. Ltd.	177,000	$2,856,433
	Toyo Kanetsu KK	36,600	731,669
	Toyo Machinery & Metal Co. Ltd.	68,300	321,213
	Toyo Securities Co. Ltd.	337,500	814,257
	Toyo Seikan Group Holdings Ltd.	438,400	6,192,811
	Toyo Suisan Kaisha Ltd.	59,400	2,652,029
	Toyo Tanso Co. Ltd.	72,600	2,110,729
	Toyo Tire Corp.	690,100	8,221,851
	Toyo Wharf & Warehouse Co. Ltd.	27,600	296,284
	Toyobo Co. Ltd.	517,278	3,904,664
	Toyoda Gosei Co. Ltd.	276,500	4,741,941
	Toyota Boshoku Corp.	385,300	6,098,814
	Toyota Industries Corp.	98,600	5,730,424
#	Toyota Motor Corp., Sponsored ADR	193,737	26,605,902
	Toyota Motor Corp.	7,546,470	103,613,213
	Toyota Tsusho Corp.	496,546	20,640,067
	TPR Co. Ltd.	121,541	1,254,055
#	Traders Holdings Co. Ltd.	57,919	205,165
	Trancom Co. Ltd.	44,000	2,208,379
#	Trans Genic, Inc.	15,000	33,340
	Transaction Co. Ltd.	49,900	631,074
	Transcosmos, Inc.	65,900	1,537,602
	TRE Holdings Corp.	127,412	1,116,341
	Trend Micro, Inc., Sponsored ADR	3,540	173,177
	Trend Micro, Inc.	192,500	9,406,217
#	Trenders, Inc.	3,700	36,773
	Tri Chemical Laboratories, Inc.	59,100	955,879
	Trinity Industrial Corp.	7,900	41,850
	Trusco Nakayama Corp.	156,022	2,710,295
	TS Tech Co. Ltd.	429,000	5,784,832
	TSI Holdings Co. Ltd.	278,490	1,327,092
	Tsubaki Nakashima Co. Ltd.	221,900	1,554,551
	Tsubakimoto Chain Co	134,700	3,336,346
	Tsubakimoto Kogyo Co. Ltd.	17,400	529,442
	Tsuburaya Fields Holdings, Inc.	58,900	801,632
	Tsugami Corp.	268,200	2,785,905
	Tsukada Global Holdings, Inc.	83,700	275,014
	Tsukishima Holdings Co. Ltd.	121,400	984,914
#	Tsukuba Bank Ltd.	548,500	854,098
	Tsumura & Co	134,900	2,737,315
	Tsuruha Holdings, Inc.	145,500	9,529,625
	Tsurumi Manufacturing Co. Ltd.	76,800	1,313,528
#	Tsutsumi Jewelry Co. Ltd.	34,000	563,533
	Tsuzuki Denki Co. Ltd.	21,500	243,845
	TV Asahi Holdings Corp.	123,200	1,424,218
	Tv Tokyo Holdings Corp.	31,600	589,737
	TYK Corp.	105,800	265,650
	UACJ Corp.	213,814	4,267,253
	UBE Corp.	610,665	9,687,226
	Ubicom Holdings, Inc.	18,200	289,953
	Uchida Yoko Co. Ltd.	40,200	1,530,452
	ULS Group, Inc.	6,300	146,841
	Ultrafabrics Holdings Co. Ltd.	16,000	251,298
	Ulvac, Inc.	137,400	5,454,563
	Unicharm Corp.	205,400	8,291,980
	Union Tool Co	22,900	547,639
	Unipres Corp.	189,941	1,323,125
	United Arrows Ltd.	15,500	226,223
	United Super Markets Holdings, Inc.	273,200	2,360,270

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	UNITED, Inc.	35,700	$331,351
*	Unitika Ltd.	302,474	484,042
*	Universal Entertainment Corp.	109,300	2,300,940
#	Urbanet Corp. Co. Ltd.	136,400	331,693
	Usen-Next Holdings Co. Ltd.	62,100	1,394,785
#	User Local, Inc.	7,700	114,661
	Ushio, Inc.	448,700	5,581,631
	USS Co. Ltd.	406,200	6,825,777
*	UT Group Co. Ltd.	112,000	2,143,916
	V Technology Co. Ltd.	46,600	1,038,551
	Valor Holdings Co. Ltd.	227,200	3,478,178
	Valqua Ltd.	78,700	1,979,916
*	Valtes Co. Ltd.	3,600	79,013
	Value HR Co. Ltd.	66,800	743,639
	ValueCommerce Co. Ltd.	74,800	724,541
	Valuence Holdings, Inc.	3,400	56,879
#	V-Cube, Inc.	82,500	316,486
	Vector, Inc.	115,700	1,094,140
	Vertex Corp.	106,680	1,070,045
*	Village Vanguard Co. Ltd.	21,700	167,458
	VINX Corp.	22,300	220,865
*	Vision, Inc.	28,300	355,351
*	Visional, Inc.	56,400	2,957,825
	Vital KSK Holdings, Inc.	245,085	1,762,150
	VT Holdings Co. Ltd.	543,600	2,135,008
	Wacoal Holdings Corp.	218,900	4,256,634
	Wacom Co. Ltd.	370,800	1,883,398
	Wakachiku Construction Co. Ltd.	56,300	1,781,851
	Wakita & Co. Ltd.	204,800	2,084,738
	Warabeya Nichiyo Holdings Co. Ltd.	89,700	1,477,527
	Waseda Academy Co. Ltd.	13,000	131,811
	Watahan & Co. Ltd.	91,300	960,432
	Watts Co. Ltd.	35,100	180,876
	Wavelock Holdings Co. Ltd.	19,300	84,556
	WDB Holdings Co. Ltd.	35,600	531,773
	Weathernews, Inc.	13,500	677,329
*	Welbe, Inc.	38,700	194,122
	Welcia Holdings Co. Ltd.	196,688	4,118,067
	Wellneo Sugar Co. Ltd.	58,800	743,454
	Wellnet Corp.	35,100	176,473
	West Holdings Corp.	151,806	3,619,178
	West Japan Railway Co	194,100	8,412,634
	Will Group, Inc.	92,900	728,159
*	WingArc1st, Inc.	29,900	488,061
	WIN-Partners Co. Ltd.	41,000	308,782
#	Wood One Co. Ltd.	35,474	312,095
	Workman Co. Ltd.	46,300	1,886,087
	World Co. Ltd.	86,100	962,938
	World Holdings Co. Ltd.	49,300	1,001,635
	Wowow, Inc.	27,000	260,161
	Xebio Holdings Co. Ltd.	129,500	1,149,289
#	Yachiyo Industry Co. Ltd.	45,400	409,537
	Yahagi Construction Co. Ltd.	135,200	855,382
#	Yaizu Suisankagaku Industry Co. Ltd.	14,700	89,669
	Yakult Honsha Co. Ltd.	42,200	3,174,029
	YAKUODO Holdings Co. Ltd.	42,500	776,867
	YAMABIKO Corp.	180,440	1,787,673
	YAMADA Consulting Group Co. Ltd.	29,800	334,723
	Yamada Holdings Co. Ltd.	2,687,029	9,363,568

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yamae Group Holdings Co. Ltd.	12,700	$203,313
	Yamagata Bank Ltd.	128,399	1,019,787
	Yamaguchi Financial Group, Inc.	808,900	4,973,707
	Yamaha Corp.	67,700	2,668,030
	Yamaha Motor Co. Ltd.	1,068,900	27,717,900
	Yamaichi Electronics Co. Ltd.	130,600	1,733,838
#	YA-MAN Ltd.	135,700	1,171,814
	Yamanashi Chuo Bank Ltd.	139,400	1,163,705
	Yamashina Corp.	175,300	85,080
	Yamashin-Filter Corp.	14,400	35,969
	Yamatane Corp.	52,600	653,564
	Yamato Corp.	82,500	587,197
	Yamato Holdings Co. Ltd.	282,000	4,844,079
	Yamato Kogyo Co. Ltd.	184,600	7,252,390
	Yamaura Corp.	24,100	219,558
#	Yamaya Corp.	15,510	305,943
	Yamazaki Baking Co. Ltd.	407,400	5,458,820
	Yamazen Corp.	230,700	1,789,895
	Yaoko Co. Ltd.	96,700	5,068,975
	Yashima Denki Co. Ltd.	41,300	391,776
	Yaskawa Electric Corp.	260,500	10,609,027
	Yasuda Logistics Corp.	75,700	581,546
#	Yasunaga Corp.	57,400	436,180
	YE DIGITAL Corp.	15,500	52,475
	Yellow Hat Ltd.	150,200	2,134,869
	Yodogawa Steel Works Ltd.	107,200	2,246,797
	Yokogawa Bridge Holdings Corp.	140,100	2,292,905
	Yokogawa Electric Corp.	205,400	3,335,858
	Yokohama Rubber Co. Ltd.	625,500	13,598,743
	Yokorei Co. Ltd.	257,500	2,072,433
	Yokowo Co. Ltd.	77,900	1,151,952
	Yomeishu Seizo Co. Ltd.	21,100	294,219
	Yondenko Corp.	20,860	299,519
	Yondoshi Holdings, Inc.	74,600	975,635
	Yonex Co. Ltd.	34,200	408,315
	Yorozu Corp.	82,609	547,947
*	Yoshimura Food Holdings KK	12,300	82,428
	Yoshinoya Holdings Co. Ltd.	127,200	2,351,817
	Yotai Refractories Co. Ltd.	100,700	1,076,000
*	Yuasa Funashoku Co. Ltd.	2,900	58,707
	Yuasa Trading Co. Ltd.	74,100	2,152,027
	Yuken Kogyo Co. Ltd.	13,300	199,700
#	Yukiguni Maitake Co. Ltd.	65,800	492,629
	Yurtec Corp.	212,300	1,289,758
	Yushin Precision Equipment Co. Ltd.	48,100	280,710
	Yushiro Chemical Industry Co. Ltd.	42,100	266,387
	Yutaka Foods Corp.	4,000	58,781
	Yutaka Giken Co. Ltd.	1,000	13,273
	Z Holdings Corp.	1,075,500	2,946,054
	Zaoh Co. Ltd.	18,400	310,853
#	Zenitaka Corp.	11,800	294,852
	Zenkoku Hosho Co. Ltd.	180,200	6,623,092
	Zenrin Co. Ltd.	140,650	909,943
	Zensho Holdings Co. Ltd.	236,197	7,504,663
	Zeon Corp.	632,300	6,523,964
	ZERIA Pharmaceutical Co. Ltd.	16,800	301,111
	ZIGExN Co. Ltd.	212,800	791,299
	ZOZO, Inc.	286,200	6,022,892

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Zuiko Corp.	52,500	$416,391

TOTAL JAPAN.			6,495,693,073

NETHERLANDS — (3.0%)
	Aalberts NV	550,095	25,406,464
#Ω	ABN AMRO Bank NV, CVA	964,367	15,456,157
	Acomo NV	97,369	2,395,770
*Ω	Adyen NV	6,083	9,774,481
	Aegon NV	4,847,309	22,116,939
	Aegon NV, Class NY	560,048	2,537,018
#	Akzo Nobel NV	338,086	28,047,006
#*Ω	Alfen NV	22,702	1,836,805
	AMG Advanced Metallurgical Group NV	117,398	4,383,017
	APERAM SA	263,595	9,773,409
	Arcadis NV	386,190	15,953,097
#	ArcelorMittal SA	1,326,814	37,774,401
	ASM International NV	46,034	16,712,617
#	ASML Holding NV	127,591	80,970,826
	ASML Holding NV	182,526	116,243,508
	ASR Nederland NV	632,458	27,817,172
*	Avantium NV	31,500	124,648
Ω	B&S Group Sarl	102,397	443,059
#*Ω	Basic-Fit NV	137,563	5,833,620
#	BE Semiconductor Industries NV	312,792	28,155,542
	Beter Bed Holding NV	55,202	191,209
	Brunel International NV	84,777	1,146,494
	Coca-Cola Europacific Partners PLC	269,708	17,248,299
	Corbion NV	340,909	10,732,330
Ω	CTP NV	43,095	565,428
	Flow Traders Ltd.	226,794	5,617,671
#	ForFarmers NV	183,946	594,774
*	Fugro NV	348,655	4,943,694
	Heijmans NV, CVA	143,384	1,783,954
#	Heineken NV	202,928	23,301,244
#	IMCD NV	136,191	20,502,095
#	ING Groep NV, Sponsored ADR	446,135	5,523,151
#	ING Groep NV	2,521,492	31,272,268
*	InPost SA	188,711	2,025,406
#	JDE Peet’s NV	132,896	4,042,376
	Kendrion NV	98,411	2,053,687
	Koninklijke Ahold Delhaize NV	2,259,011	77,675,296
	Koninklijke BAM Groep NV	1,443,411	3,163,156
	Koninklijke KPN NV	11,722,816	42,751,762
	Koninklijke Philips NV	43,102	909,970
#	Koninklijke Philips NV	986,782	20,840,836
#	Koninklijke Vopak NV	342,700	13,094,049
*Ω	Lucas Bols NV	21,883	269,045
	Nedap NV	23,823	1,492,570
	NN Group NV	556,917	20,767,637
	OCI NV	349,823	9,217,952
	Ordina NV	506,759	3,131,753
#*	Pharming Group NV	596,991	673,411
#	PostNL NV	1,264,294	2,274,528
	Prosus NV	386,968	28,958,188
	Randstad NV	445,769	24,221,200
#	SBM Offshore NV	797,147	11,267,363
#Ω	Signify NV	697,082	23,280,052
	Sligro Food Group NV	121,948	2,128,089
#*††	SRH NV	262,485	0

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
#	TKH Group NV	227,653	$11,021,077
#*	TomTom NV	292,042	2,503,904
#	Universal Music Group NV	592,499	12,944,574
	Van Lanschot Kempen NV	105,539	3,207,954
	Wolters Kluwer NV	438,260	58,066,686

TOTAL NETHERLANDS			957,160,688

NEW ZEALAND — (0.3%)
*	a2 Milk Co. Ltd.	805,184	2,940,832
*	Air New Zealand Ltd.	9,078,961	4,277,595
#	Arvida Group Ltd.	441,449	284,150
*	Auckland International Airport Ltd.	821,208	4,496,407
#	Channel Infrastructure NZ Ltd.	963,762	883,030
	Chorus Ltd.	2,105,850	11,259,947
	Chorus Ltd., ADR	10,486	277,931
	Comvita Ltd.	26,297	45,548
	Contact Energy Ltd.	552,679	2,680,517
	EBOS Group Ltd.	149,942	4,114,860
#*	Eroad Ltd.	30,986	11,124
	Fisher & Paykel Healthcare Corp. Ltd.	446,212	7,653,831
#	Fletcher Building Ltd.	1,825,785	5,092,676
#	Fonterra Co-operative Group Ltd.	174,954	373,794
#	Freightways Group Ltd.	495,145	2,910,618
	Genesis Energy Ltd.	1,296,625	2,175,905
#*	Gentrack Group Ltd.	111,983	223,278
#	Hallenstein Glasson Holdings Ltd.	105,182	406,863
	Heartland Group Holdings Ltd.	2,049,629	2,019,038
	Infratil Ltd.	605,940	3,583,043
#	Investore Property Ltd.	300,593	264,316
	KMD Brands Ltd.	2,355,551	1,619,414
	Mainfreight Ltd.	181,324	8,053,131
#	Manawa Energy Ltd.	141,110	429,725
	Mercury NZ Ltd.	420,799	1,652,866
	Meridian Energy Ltd.	607,011	2,055,757
	Napier Port Holdings Ltd.	15,243	23,674
#	NZME Ltd.	1,016,313	653,611
#	NZX Ltd.	706,150	511,065
	Oceania Healthcare Ltd.	978,793	417,967
*	Pacific Edge Ltd.	119,285	34,363
	PGG Wrightson Ltd.	15,190	40,900
#	Port of Tauranga Ltd.	442,610	1,728,782
*	Pushpay Holdings Ltd.	455,556	400,687
*	Rakon Ltd.	215,243	137,264
	Restaurant Brands New Zealand Ltd.	111,871	514,876
	Ryman Healthcare Ltd.	468,197	1,538,056
#	Sanford Ltd.	89,406	227,374
	Scales Corp. Ltd.	341,939	666,912
*	Serko Ltd.	22,050	28,693
	Skellerup Holdings Ltd.	661,963	2,000,673
	SKY Network Television Ltd.	979,866	1,598,269
	SKYCITY Entertainment Group Ltd.	3,062,616	4,548,076
	Spark New Zealand Ltd.	2,492,058	8,074,644
#	Steel & Tube Holdings Ltd.	731,601	466,070
	Summerset Group Holdings Ltd.	1,124,851	5,668,675
*	Synlait Milk Ltd.	220,888	220,344
#*	Tourism Holdings Ltd.	721,857	1,875,868
	TOWER Ltd.	1,285,144	508,686
	Turners Automotive Group Ltd.	9,552	19,834
	Vector Ltd.	322,168	791,905

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
#*	Vista Group International Ltd.	407,985	$310,758
	Warehouse Group Ltd.	451,457	480,873

TOTAL NEW ZEALAND			103,275,095

NORWAY — (0.8%)
#	2020 Bulkers Ltd.	53,975	539,611
	ABG Sundal Collier Holding ASA	2,035,924	1,059,444
*	Adevinta ASA	140,963	1,085,832
	AF Gruppen ASA	77,121	1,173,768
*	Akastor ASA	689,356	680,769
#	Aker ASA, Class A	17,084	1,044,203
	Aker BP ASA	408,617	9,768,311
*	Aker Carbon Capture ASA	47,419	48,651
	Aker Solutions ASA	818,492	2,921,391
#	AMSC ASA	253,981	988,410
*	ArcticZymes Technologies ASA	51,533	186,222
#	Arendals Fossekompani ASA	1,762	36,444
	Atea ASA	390,890	5,377,372
#*	Atlantic Sapphire ASA	4,195	2,001
	Austevoll Seafood ASA	352,691	3,321,449
Ω	Avance Gas Holding Ltd.	35,093	237,706
*	Axactor ASA	759,920	452,452
	B2Holding ASA	980,338	688,228
#	Bakkafrost P/F	43,776	3,191,585
	Belships ASA	432,842	818,409
*	BLUENORD ASA	20,619	701,672
	Bonheur ASA	109,737	2,452,492
*	Borr Drilling Ltd.	179,463	1,247,268
	Borregaard ASA	419,901	7,025,928
	Bouvet ASA	124,563	784,754
*	BW Energy Ltd.	481,794	1,296,223
Ω	BW LPG Ltd.	588,577	4,755,321
	BW Offshore Ltd.	647,507	1,727,849
*	Cadeler AS	78,292	340,501
#*	Carasent ASA	2,705	4,046
*	Cloudberry Clean Energy ASA	26,609	26,340
*Ω	Crayon Group Holding ASA	131,164	1,013,781
#	DNB Bank ASA	857,997	15,092,233
	DNO ASA	3,021,203	3,022,408
Ω	Elkem ASA	501,396	1,697,024
*	Elliptic Laboratories ASA	43,170	47,514
	Elopak ASA	15,259	34,281
Ω	Entra ASA	4,404	44,752
	Equinor ASA	1,316,576	37,905,555
Ω	Europris ASA	662,801	4,746,772
	FLEX LNG Ltd.	124,829	4,329,778
#	Froey ASA	2,906	18,218
#	Frontline PLC	310,953	4,823,993
*	Gaming Innovation Group, Inc.	112,692	288,868
	Gjensidige Forsikring ASA	63,957	1,114,114
*	Golar LNG Ltd.	19,800	449,460
#	Golden Ocean Group Ltd.	676,567	6,232,381
	Grieg Seafood ASA	255,450	2,142,171
	Hafnia Ltd.	345,786	1,875,879
*	Hexagon Composites ASA	254,323	771,289
	Itera ASA	52,344	65,350
#*	Kahoot! ASA	323,634	844,869
Ω	Kid ASA	78,946	653,984
	Kitron ASA	259,651	980,567

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
Ω	Klaveness Combination Carriers ASA	4,349	$32,934
#*	Kongsberg Automotive ASA	4,347,422	1,071,882
	Kongsberg Gruppen ASA	25,812	1,159,366
	Leroy Seafood Group ASA	394,092	2,075,199
*	LINK Mobility Group Holding ASA	99,945	87,449
	Medistim ASA	5,095	125,871
*	MORROW BANK ASA	109,423	53,445
	Mowi ASA	308,411	5,884,256
	MPC Container Ships ASA	1,262,536	2,071,880
#Ω	Multiconsult ASA	21,516	301,071
*	Nekkar ASA	137,243	80,167
#*	NEL ASA	1,897,216	2,607,224
#*	Nordic Semiconductor ASA	227,859	2,467,253
	Norsk Hydro ASA	1,622,940	11,943,314
*Ω	Norske Skog ASA	196,602	874,003
*	Northern Ocean Ltd.	18,343	19,976
*	Norwegian Air Shuttle ASA	150,444	146,191
*	NRC Group ASA	16,222	16,752
#*	Nykode Therapeutics ASA	40,355	97,659
*	Odfjell Drilling Ltd.	560,331	1,308,295
	Odfjell SE, Class A	47,975	449,246
*	Odfjell Technology Ltd.	71,424	357,828
#	OKEA ASA	73,838	213,410
Ω	Okeanis Eco Tankers Corp.	54,969	1,282,515
	Olav Thon Eiendomsselskap ASA	23,024	379,211
	Orkla ASA	496,107	3,565,908
	Otello Corp. ASA	10,504	7,765
	Panoro Energy ASA	162,729	422,168
	Pareto Bank ASA	49,448	240,657
#*	Pexip Holding ASA	65,255	98,282
#*	PGS ASA	3,144,633	2,278,979
*	PhotoCure ASA	20,486	103,003
#*Ω	poLight ASA	42,259	47,875
#*	Prosafe SE	6,413	77,231
	Protector Forsikring ASA	159,840	2,320,772
	Rana Gruber ASA	47,524	256,487
#*	REC Silicon ASA	408,707	614,755
	Salmar ASA	35,906	1,595,269
*	SATS ASA	179,235	175,198
Ω	Scatec ASA	223,337	1,460,095
	Schibsted ASA, Class A	63,195	1,122,018
	Schibsted ASA, Class B	83,624	1,354,030
*	SD Standard ETC PLC	132,941	24,080
*	Self Storage Group ASA	2,994	7,833
	Selvaag Bolig ASA	206,925	707,681
*Ω	Shelf Drilling Ltd.	441,418	1,005,682
*	Siem Offshore, Inc.	31,593	58,822
*	Solstad Offshore ASA	40,084	83,569
	SpareBank 1 Helgeland	808	9,337
	Sparebank 1 Oestlandet	11,051	130,006
	SpareBank 1 Sorost-Norge	3,509	16,731
	SpareBank 1 SR-Bank ASA	514,458	6,026,583
	Sparebanken More	9,695	69,355
	Stolt-Nielsen Ltd.	126,582	3,649,935
	Storebrand ASA	1,037,587	8,005,514
#	Subsea 7 SA	581,287	6,644,403
#	Telenor ASA	526,041	6,564,014
	TGS ASA	516,895	8,106,136
#	TOMRA Systems ASA	194,122	2,976,722

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Treasure ASA	264,434	$442,690
#*	Ultimovacs ASA	20,153	241,139
	Veidekke ASA	412,030	4,743,451
*	Volue ASA	5,911	9,969
*	Vow ASA	20,601	23,224
	Wallenius Wilhelmsen ASA	287,819	2,154,046
	Wilh Wilhelmsen Holding ASA, Class A	50,356	1,319,595
#Ω	XXL ASA	958,209	196,468
	Yara International ASA	251,094	10,111,261

TOTAL NORWAY			256,355,028
PORTUGAL — (0.3%)
#	Altri SGPS SA	497,014	2,572,817
	Banco Comercial Portugues SA, Class R	44,859,200	11,530,771
	Corticeira Amorim SGPS SA	6,478	73,178
	CTT-Correios de Portugal SA	422,574	1,745,696
#	EDP - Energias de Portugal SA	1,992,706	10,979,806
#	EDP - Energias de Portugal SA, Sponsored ADR	7,202	407,921
	EDP Renovaveis SA	237,596	5,281,209
	Galp Energia SGPS SA	1,949,851	23,561,398
#*	Greenvolt-Energias Renovaveis SA	120,896	821,624
	Ibersol SGPS SA	10,010	74,141
	Jeronimo Martins SGPS SA	427,857	10,797,062
	Mota-Engil SGPS SA	523,052	1,143,321
	Navigator Co. SA	1,145,538	4,204,593
#	NOS SGPS SA	1,575,603	6,926,947
	REN - Redes Energeticas Nacionais SGPS SA	1,172,575	3,405,162
	Sonae SGPS SA	6,028,034	6,874,056

TOTAL PORTUGAL			90,399,702

SINGAPORE — (1.0%)
*††	Abterra Ltd.	189,000	0
	AEM Holdings Ltd.	1,169,500	2,980,446
	Amara Holdings Ltd.	248,000	62,192
*	Avarga Ltd.	1,648,100	265,562
	Aztech Global Ltd.	189,100	115,222
*	Banyan Tree Holdings Ltd.	733,700	200,901
#*††	Best World International Ltd.	231,857	380,357
	Bonvests Holdings Ltd.	51,600	37,414
	Boustead Singapore Ltd.	1,300,267	785,058
	BRC Asia Ltd.	9,300	12,207
	Bukit Sembawang Estates Ltd.	678,300	2,063,042
#	Bund Center Investment Ltd.	316,000	115,383
	CapitaLand Ascott Trust	114,197	92,717
	Capitaland India Trust	2,006,900	1,643,424
#	Capitaland Investment Ltd.	2,003,000	5,606,845
	Centurion Corp. Ltd.	1,091,800	294,970
	China Aviation Oil Singapore Corp. Ltd.	1,190,400	826,916
	China Sunsine Chemical Holdings Ltd.	3,162,900	1,093,337
	City Developments Ltd.	1,173,100	6,136,826
	Civmec Ltd.	303,700	156,010
	ComfortDelGro Corp. Ltd.	5,494,669	4,918,679
*	COSCO Shipping International Singapore Co. Ltd.	3,095,600	390,697
*	Creative Technology Ltd.	27,000	27,156
#	CSE Global Ltd.	2,213,760	589,948
	DBS Group Holdings Ltd.	1,206,734	29,818,340
	Del Monte Pacific Ltd.	2,501,782	441,726
	Delfi Ltd.	433,300	377,661

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	DFI Retail Group Holdings Ltd.	756,100	$2,275,613
*††	DMX Technologies Group Ltd.	256,000	0
	Dyna-Mac Holdings Ltd.	1,116,400	214,627
#*††	Ezion Holdings Ltd.	4,315,348	0
#*††	Ezra Holdings Ltd.	3,719,565	0
	Far East Orchard Ltd.	940,673	733,572
	First Resources Ltd.	2,627,600	3,029,314
	Food Empire Holdings Ltd.	1,029,400	780,682
	Frasers Property Ltd.	1,107,100	726,626
#	Frencken Group Ltd.	1,531,700	1,203,443
	Fu Yu Corp. Ltd.	2,514,200	397,422
*	Gallant Venture Ltd.	2,485,000	270,349
	Genting Singapore Ltd.	2,612,900	2,222,860
#	Geo Energy Resources Ltd.	3,320,700	836,034
	Golden Agri-Resources Ltd.	32,088,769	6,636,376
*	Golden Energy & Resources Ltd.	2,206,400	1,584,155
	GP Industries Ltd.	174,000	81,409
	Grand Venture Technology Ltd.	25,000	9,327
	Great Eastern Holdings Ltd.	79,700	1,018,324
	GSH Corp. Ltd.	52,560	7,681
#	GuocoLand Ltd.	1,179,321	1,408,259
	Haw Par Corp. Ltd.	288,400	2,083,098
	Hiap Hoe Ltd.	128,000	71,472
	Ho Bee Land Ltd.	1,013,100	1,652,594
	Hong Fok Corp. Ltd.	2,181,288	1,689,828
#	Hong Leong Asia Ltd.	2,852,000	1,467,933
#	Hong Leong Finance Ltd.	89,000	174,313
	Hongkong Land Holdings Ltd.	1,417,900	6,310,272
	Hotel Grand Central Ltd.	183,373	124,067
	Hour Glass Ltd.	664,500	1,038,694
	Hutchison Port Holdings Trust	24,841,300	4,712,419
#*††	Hyflux Ltd.	2,064,700	0
	iFAST Corp. Ltd.	545,200	1,897,857
#	Indofood Agri Resources Ltd.	10,819,700	2,557,490
	InnoTek Ltd.	433,700	156,683
#	Japfa Ltd.	3,085,080	487,211
	Jardine Cycle & Carriage Ltd.	305,797	7,788,264
*††	Jurong Technologies Industrial Corp. Ltd.	213,200	0
	Keppel Corp. Ltd.	2,018,500	9,372,673
	Keppel Infrastructure Trust	8,042,150	2,956,288
	KSH Holdings Ltd.	555,650	141,731
	Low Keng Huat Singapore Ltd.	293,000	88,077
*	Mandarin Oriental International Ltd.	194,700	354,920
*	Marco Polo Marine Ltd.	1,829,900	61,907
	Metro Holdings Ltd.	1,879,500	840,057
	Mewah International, Inc.	47,900	11,110
#*††	Midas Holdings Ltd.	4,664,147	0
*	mm2 Asia Ltd.	2,636,000	77,299
	Nanofilm Technologies International Ltd.	813,900	921,771
	Netlink NBN Trust	3,215,900	2,111,097
	NSL Ltd.	75,000	49,420
*	Oceanus Group Ltd.	1,015,400	9,183
	Olam Group Ltd.	2,178,675	2,629,666
	OUE Ltd.	1,701,700	1,494,136
	Oversea-Chinese Banking Corp. Ltd.	2,366,868	22,392,663
#	Oxley Holdings Ltd.	5,872,996	603,576
	Pan-United Corp. Ltd.	335,000	95,690
	Propnex Ltd.	495,000	464,285
	PSC Corp. Ltd.	215,900	58,364

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#	Q&M Dental Group Singapore Ltd.	1,415,140	$339,896
	QAF Ltd.	1,193,765	769,715
#*	Raffles Education Ltd.	13,571,227	528,875
	Raffles Medical Group Ltd.	2,864,263	3,163,041
	Riverstone Holdings Ltd.	628,400	285,846
*	SATS Ltd.	478,121	913,348
	SBS Transit Ltd.	77,700	160,273
	Sembcorp Industries Ltd.	4,295,200	13,820,443
*	Sembcorp Marine Ltd.	96,954,240	9,042,208
	Sheng Siong Group Ltd.	2,695,300	3,579,664
#*	SHS Holdings Ltd.	948,600	102,430
*	SIA Engineering Co. Ltd.	304,000	509,875
	Silverlake Axis Ltd.	254,000	63,954
#	Sinarmas Land Ltd.	4,896,900	664,347
	Sing Holdings Ltd.	392,300	103,522
	Singapore Airlines Ltd.	1,834,700	8,069,537
	Singapore Exchange Ltd.	1,680,800	12,096,085
	Singapore Land Group Ltd.	560,723	922,035
	Singapore Post Ltd.	5,370,016	2,057,199
	Singapore Shipping Corp. Ltd.	143,035	26,828
	Singapore Technologies Engineering Ltd.	2,281,400	6,210,708
	Singapore Telecommunications Ltd.	1,929,650	3,697,887
	Stamford Land Corp. Ltd.	2,635,576	790,657
	StarHub Ltd.	2,431,810	1,826,033
	Straits Trading Co. Ltd.	530,700	860,434
#*††	Swiber Holdings Ltd.	1,301,500	0
	Thomson Medical Group Ltd.	2,559,900	121,105
	Tiong Woon Corp. Holding Ltd.	160,750	56,694
#	Tuan Sing Holdings Ltd.	3,547,084	893,232
	UMS Holdings Ltd.	2,852,908	2,216,992
#	United Overseas Bank Ltd.	1,117,889	23,741,674
	United Overseas Insurance Ltd.	1,900	8,937
	UOB-Kay Hian Holdings Ltd.	1,234,123	1,315,996
	UOL Group Ltd.	1,230,488	6,419,301
	Valuetronics Holdings Ltd.	2,771,960	1,072,974
	Venture Corp. Ltd.	752,700	9,616,313
	Vicom Ltd.	9,600	13,319
	Wee Hur Holdings Ltd.	917,300	133,738
	Wilmar International Ltd.	5,404,400	15,963,059
	Wing Tai Holdings Ltd.	2,370,524	2,632,752
	Yangzijiang Shipbuilding Holdings Ltd.	8,652,000	8,068,318
	Yeo Hiap Seng Ltd.	64,554	31,263

TOTAL SINGAPORE			302,725,724

SPAIN — (2.2%)
	Acciona SA	131,094	24,290,256
	Acerinox SA	869,321	9,392,370
#	ACS Actividades de Construccion y Servicios SA	660,017	22,692,961
*††	Adveo Group International SA	60,568	0
Ω	Aedas Homes SA	26,001	398,601
#*Ω	Aena SME SA	61,576	10,370,439
	Alantra Partners SA	1,298	16,169
	Almirall SA	251,186	2,571,371
*	Amadeus IT Group SA	442,232	31,082,277
#*	Amper SA	4,196,935	711,759
	Applus Services SA	637,660	5,350,015
	Atresmedia Corp. de Medios de Comunicacion SA	439,512	1,757,588
	Azkoyen SA	55,415	396,657
	Banco Bilbao Vizcaya Argentaria SA	6,094,239	44,615,827

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	1,362,019	$9,997,219
#	Banco de Sabadell SA	29,306,199	30,542,809
#	Banco Santander SA	16,149,187	56,733,334
#	Banco Santander SA, Sponsored ADR	435,562	1,511,400
#	Bankinter SA	1,807,761	10,689,682
	CaixaBank SA	3,589,708	13,287,686
Ω	Cellnex Telecom SA	175,657	7,395,862
	Cia de Distribucion Integral Logista Holdings SA	331,594	9,005,061
	CIE Automotive SA	310,423	9,360,658
	Construcciones y Auxiliar de Ferrocarriles SA	86,096	2,671,824
#*	Deoleo SA	34,183	9,222
*	Distribuidora Internacional de Alimentacion SA	19,614,497	341,770
#*	Duro Felguera SA	57,344	45,447
#	Ebro Foods SA	220,621	4,095,339
*	eDreams ODIGEO SA	174,892	991,228
	Elecnor SA	67,231	880,968
	Enagas SA	1,098,051	21,983,734
#	Ence Energia y Celulosa SA	751,723	2,944,564
	Endesa SA	660,412	14,814,834
	Ercros SA	642,007	2,996,737
	Faes Farma SA	1,460,626	5,148,811
	Ferrovial SA	507,597	15,914,895
	Fluidra SA	188,942	3,236,583
	Fomento de Construcciones y Contratas SA	72,069	729,515
Ω	Gestamp Automocion SA	822,508	3,560,863
Ω	Global Dominion Access SA	489,016	2,045,032
*	Grifols SA	628,038	6,464,778
	Grupo Catalana Occidente SA	137,430	4,435,402
#	Grupo Empresarial San Jose SA	85,660	373,031
	Iberdrola SA	2,705,767	35,061,597
	Iberpapel Gestion SA	6,948	121,556
	Indra Sistemas SA	760,474	10,069,298
#	Industria de Diseno Textil SA	743,481	25,558,470
	Laboratorios Farmaceuticos Rovi SA	117,255	5,187,175
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,742,693	1,608,281
	Mapfre SA	4,002,142	8,016,795
#*	Mediaset Espana Comunicacion SA	44,066	146,465
*	Melia Hotels International SA	326,766	2,109,849
	Miquel y Costas & Miquel SA	166,113	2,229,526
#	Naturgy Energy Group SA	146,277	4,554,523
Ω	Neinor Homes SA	57,376	581,468
*	Obrascon Huarte Lain SA	1,464,877	833,178
*	Oryzon Genomics SA	8,551	20,007
	Pharma Mar SA	32,865	1,364,403
	Prim SA	5,935	68,578
*	Promotora de Informaciones SA, Class A	739,421	310,306
Ω	Prosegur Cash SA	342,894	237,405
#	Prosegur Cia de Seguridad SA	1,039,552	1,994,339
*	Realia Business SA	722,094	795,537
	Red Electrica Corp. SA	743,271	13,513,661
	Repsol SA, Sponsored ADR	104,826	1,532,563
	Repsol SA	4,909,248	72,115,382
	Sacyr SA	2,611,913	8,642,171
*	Solaria Energia y Medio Ambiente SA	264,349	4,170,557
*	Soltec Power Holdings SA	37,922	216,902
#Ω	Talgo SA	237,124	824,947
#*	Tecnicas Reunidas SA	32,054	297,423
	Telefonica SA, Sponsored ADR	71,009	320,251
	Telefonica SA	15,552,229	70,641,164

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
*	Tubacex SA	319,287	$868,177
#*	Tubos Reunidos SA	28,836	25,657
#Ω	Unicaja Banco SA	3,962,560	4,021,532
	Vidrala SA	70,409	7,391,371
	Viscofan SA	238,501	16,348,458
	Vocento SA	126,195	99,885

TOTAL SPAIN			697,753,435

SWEDEN — (2.7%)
	AAK AB	158,223	3,188,686
Ω	AcadeMedia AB	184,061	934,081
	AddLife AB, Class B	219,091	2,596,147
	AddNode Group AB	219,408	2,790,372
	AddTech AB, Class B	499,673	10,014,539
	AFRY AB	302,663	5,689,723
#	Alfa Laval AB	136,477	5,006,976
Ω	Alimak Group AB	228,216	1,683,822
*	Alleima AB	266,144	1,366,247
	Alligo AB, Class B	114,182	1,273,662
Ω	Ambea AB	182,074	692,632
*	Annehem Fastigheter AB, Class B	225,311	424,404
	AQ Group AB	5,577	222,761
#*	Arise AB	103,484	561,084
	Arjo AB, Class B	701,387	3,111,477
	Assa Abloy AB, Class B	315,904	7,526,729
	Atlas Copco AB, Class A	2,256,584	32,639,506
	Atlas Copco AB, Class B	1,311,308	16,819,887
	Atrium Ljungberg AB, Class B	118,150	2,197,306
*Ω	Attendo AB	265,565	941,042
#	Avanza Bank Holding AB	347,703	7,398,183
	Axfood AB	249,517	6,192,304
	Balco Group AB	10,680	46,135
	Beijer Alma AB	162,590	3,696,951
#	Beijer Ref AB	452,720	7,405,428
	Bergman & Beving AB	126,274	1,769,459
	Betsson AB, Class B	729,014	7,875,652
#*	Better Collective AS	77,236	1,635,066
#*	BHG Group AB	46,080	52,463
	Bilia AB, Class A	574,102	6,479,134
	Billerud AB	577,185	5,543,420
*Ω	BioArctic AB	12,900	333,241
	BioGaia AB, Class B	235,389	2,337,542
	Biotage AB	172,282	2,143,114
	Bjorn Borg AB	96,207	369,704
#	Boliden AB	614,290	21,952,805
	Bonava AB, Class B	426,570	769,378
#*Ω	Boozt AB	49,339	571,908
Ω	Bravida Holding AB	529,225	6,443,178
	Bufab AB	135,143	4,482,626
	Bulten AB	90,673	841,349
	Bure Equity AB	316,890	8,102,415
	Byggmax Group AB	409,192	1,253,731
#	Castellum AB	240,884	2,928,211
	Catella AB	107,740	366,227
	Catena AB	83,896	3,218,272
#*	Catena Media PLC	292,957	825,127
*	Cavotec SA	3,925	5,506
	Cellavision AB	6,677	113,884
	Cibus Nordic Real Estate AB	25,517	272,931

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#	Clas Ohlson AB, Class B	210,579	$1,589,843
	Cloetta AB, Class B	1,470,049	3,111,860
*	Collector Bank AB	276,668	880,978
#	Concentric AB	220,824	4,644,195
Ω	Coor Service Management Holding AB	315,053	2,049,698
	Corem Property Group AB, Class B	2,014,837	1,598,922
#	Corem Property Group AB, Class D	4,533	68,215
	Dedicare AB, Class B	12,936	182,846
	Dios Fastigheter AB	331,390	2,364,953
#Ω	Dometic Group AB	845,063	6,057,097
*	Duni AB	161,535	1,766,618
*Ω	Dustin Group AB	309,926	1,066,467
	Eastnine AB	116,308	1,111,640
*	Egetis Therapeutics AB	32,630	28,353
	Elanders AB, Class B	33,097	420,622
	Electrolux AB, Class B	540,209	8,149,102
#	Electrolux Professional AB, Class B	701,514	4,089,192
#	Elekta AB, Class B	460,795	3,874,453
#*Ω	Eltel AB	80,003	69,284
#*	Enea AB	70,527	465,537
	Eolus Vind AB, Class B	3,148	24,958
	Ependion AB	9,204	102,031
	Epiroc AB, Class A	553,643	11,091,169
	Epiroc AB, Class B	318,743	5,488,160
	Essity AB, Class A	25,611	777,284
	Essity AB, Class B	311,146	9,429,362
Ω	Evolution AB	74,539	9,959,039
	eWork Group AB	26,711	373,612
#	Fabege AB	204,077	1,636,637
	Fagerhult AB	241,032	1,540,596
#*	Fastighets AB Balder, Class B	497,526	2,316,389
	Fastighets AB Trianon	27,136	49,204
#	FastPartner AB, Class A	59,559	364,513
#	Fenix Outdoor International AG	7,787	625,221
#*	Fingerprint Cards AB, Class B	44,648	11,625
	Fortnox AB	482,359	3,324,870
#	G5 Entertainment AB	21,068	464,409
	GARO AB	50,684	402,635
	Getinge AB, Class B	213,273	5,413,053
	Granges AB	595,369	5,921,620
*Ω	Green Landscaping Group AB	3,228	25,717
#	H & M Hennes & Mauritz AB, Class B	894,738	13,117,556
	Hanza AB	73,660	567,403
#	Heba Fastighets AB, Class B	66,891	202,431
	Hemnet Group AB	7,449	122,134
	Hexagon AB, Class B	669,684	7,667,685
#	Hexatronic Group AB	498,361	4,215,489
#	Hexpol AB	532,986	6,281,670
#	HMS Networks AB	100,904	4,694,112
*Ω	Hoist Finance AB	320,698	806,035
	Holmen AB, Class B	147,378	5,575,279
	Hufvudstaden AB, Class A	156,396	2,230,194
*	Humana AB	4,349	6,125
	Husqvarna AB, Class A	95,502	820,458
#	Husqvarna AB, Class B	912,254	7,873,873
	Indutrade AB	508,054	12,199,342
#	Instalco AB	645,855	3,394,879
#*	International Petroleum Corp.	438,091	4,265,908
#	Intrum AB	264,978	2,398,769

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Inwido AB	294,078	$3,090,273
*	ITAB Shop Concept AB	23,230	26,511
#	JM AB	326,513	5,241,754
#*	John Mattson Fastighetsforetagen AB	16,795	116,254
	Kabe Group AB, Class B	500	9,937
*	Karnov Group AB	96,567	523,953
#*	K-fast Holding AB	7,663	15,459
	Kindred Group PLC, SDR	841,467	10,356,044
	KNOW IT AB	133,891	3,102,775
	Lagercrantz Group AB, Class B	783,531	10,083,574
	Lifco AB, Class B	203,734	4,646,051
	Lime Technologies AB	9,587	237,654
	Lindab International AB	394,615	6,319,907
	Loomis AB	534,584	17,111,378
#*	Maha Energy AB	5,355	4,966
*	Medcap AB	621	16,458
#	Medicover AB, Class B	82,698	1,363,525
	MEKO AB	218,864	2,683,820
#*	Micro Systemation AB, Class B	45,756	219,300
*	Millicom International Cellular SA, SDR	765,691	13,733,646
#	MIPS AB	89,032	4,814,257
	Modern Times Group MTG AB, Class B	374,773	3,012,869
*	Momentum Group AB	114,182	935,119
#Ω	Munters Group AB	152,368	1,495,574
	Mycronic AB	252,828	5,373,321
#	NCAB Group AB	188,944	1,444,091
	NCC AB, Class B	350,224	3,482,659
	Nederman Holding AB	14,984	286,103
*	Net Insight AB, Class B	2,048,362	1,046,549
	New Wave Group AB, Class B	279,495	5,644,721
	Nibe Industrier AB, Class B	450,569	5,044,963
	Nilorngruppen AB, Class B	13,985	97,066
*	Nobia AB	654,068	953,798
	Nolato AB, Class B	1,203,472	6,676,937
	Nordic Paper Holding AB	22,638	88,451
	Nordic Waterproofing Holding AB	79,590	1,085,176
	Nordnet AB publ	148,107	2,328,456
*	Note AB	64,425	1,443,071
	NP3 Fastigheter AB	67,370	1,296,798
	Nyfosa AB	483,621	3,314,196
	OEM International AB, Class B	175,370	1,701,930
#*Ω	Oncopeptides AB	17,034	18,701
#	Orron Energy AB	188,014	219,380
*	Ovzon AB	33,979	122,164
*	OX2 AB	79,879	617,505
	Pandox AB	302,606	3,605,683
	Peab AB, Class B	1,109,979	5,871,864
	Platzer Fastigheter Holding AB, Class B	60,991	513,848
	Prevas AB, Class B	21,235	316,017
	Pricer AB, Class B	455,002	465,774
	Proact IT Group AB	131,983	1,417,285
#	Ratos AB, Class B	1,214,706	4,198,716
*	RaySearch Laboratories AB	120,564	806,194
	Rejlers AB	3,366	52,050
Ω	Resurs Holding AB	894,611	1,702,482
	Rottneros AB	362,655	435,500
	Rvrc Holding AB	40,384	120,701
	Saab AB, Class B	72,491	4,070,317
	Sagax AB, Class A	758	18,540

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Sagax AB, Class B	139,963	$3,433,119
#	Samhallsbyggnadsbolaget i Norden AB	2,137,170	2,513,966
#	Samhallsbyggnadsbolaget i Norden AB, Class D	62,171	94,184
#	Sandvik AB	1,336,668	27,227,675
*	Scandi Standard AB	300,827	1,554,798
*Ω	Scandic Hotels Group AB	738,476	2,642,156
*	Sdiptech AB, Class B	21,350	493,326
	Sectra AB, Class B	319,494	5,044,909
#	Securitas AB, Class B	902,155	8,086,276
*	Sensys Gatso Group AB	2,839,018	248,453
*	Serneke Group AB	9,232	25,120
#*Ω	Sinch AB	1,337,419	3,549,869
	Sintercast AB	725	7,505
#	Skandinaviska Enskilda Banken AB, Class A	1,234,100	14,032,675
	Skandinaviska Enskilda Banken AB, Class C	14,509	185,139
	Skanska AB, Class B	738,927	12,086,229
	SKF AB, Class A	44,341	801,701
#	SKF AB, Class B	454,720	8,235,735
#	SkiStar AB	200,668	2,583,603
	Softronic AB, Class B	12,772	24,154
	Solid Forsakring AB	20,794	131,711
	SSAB AB,Class A	829,380	5,888,604
	SSAB AB,Class B	2,031,406	13,713,482
*	Stendorren Fastigheter AB	19,863	390,385
*	Stillfront Group AB	692,832	1,476,144
	Svenska Cellulosa AB SCA, Class A	35,310	482,342
	Svenska Cellulosa AB SCA, Class B	575,643	7,897,657
#	Svenska Handelsbanken AB, Class A	1,127,638	9,968,078
#	Svenska Handelsbanken AB, Class B	30,006	329,699
	Sweco AB, Class B	405,579	5,437,132
#	Swedbank AB, Class A	699,674	12,157,836
*	Swedish Orphan Biovitrum AB	168,646	4,104,082
	Synsam AB	22,216	89,795
	Systemair AB	136,132	1,183,177
	Tele2 AB, Class B	1,625,347	17,271,196
#	Telefonaktiebolaget LM Ericsson, Class A	84,593	518,770
	Telefonaktiebolaget LM Ericsson, Class B	3,658,787	20,144,156
#	Telia Co. AB	3,901,834	10,863,369
	Tethys Oil AB	179,240	917,016
	TF Bank AB	14,102	187,543
#Ω	Thule Group AB	282,490	8,170,624
*	Tobii AB	30,708	64,108
*	Transtema Group AB	11,297	36,574
	Trelleborg AB, Class B	353,176	8,874,639
	Troax Group AB	140,348	3,180,928
	VBG Group AB, Class B	4,050	67,239
*	Viaplay Group AB	140,577	3,592,172
	Vitec Software Group AB, Class B	45,841	2,414,622
	Vitrolife AB	73,086	1,645,509
	Volati AB	30,730	307,388
	Volvo AB, Class A	375,732	7,956,559
	Volvo AB, Class B	2,990,796	61,492,861
#*	Volvo Car AB, Class B	695,012	2,868,824
#	Wallenstam AB, Class B	511,004	2,027,705
#	Wihlborgs Fastigheter AB	686,728	5,550,781
	XANO Industri AB, Class B	16,380	147,122

TOTAL SWEDEN			853,940,234

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (7.7%)
	ABB Ltd.	1,520,601	$54,853,574
#*	Accelleron Industries AG	156,873	3,869,220
#	Adecco Group AG	627,737	21,591,988
#	Alcon, Inc.	750,285	54,520,009
	Allreal Holding AG	87,469	15,522,165
	ALSO Holding AG	32,347	6,934,209
*	ams-OSRAM AG	949,858	6,559,792
	APG SGA SA	4,501	992,811
	Arbonia AG	250,748	3,070,479
*	Aryzta AG	5,166,333	9,179,363
	Ascom Holding AG	138,369	1,338,702
#*	Autoneum Holding AG	15,918	2,419,286
	Baloise Holding AG	205,119	34,335,519
	Banque Cantonale de Geneve	4,792	1,104,085
#	Banque Cantonale Vaudoise	157,370	16,559,166
	Barry Callebaut AG	11,727	25,038,193
*	Basilea Pharmaceutica AG	14,436	699,598
	Belimo Holding AG	26,760	12,915,141
	Bell Food Group AG	10,575	3,358,136
	Bellevue Group AG	49,362	1,735,918
#	Berner Kantonalbank AG	13,673	3,658,131
	BKW AG	63,712	10,910,469
	Bossard Holding AG, Class A	39,379	9,657,429
	Bucher Industries AG	38,395	17,291,022
	Burckhardt Compression Holding AG	12,368	7,637,074
	Burkhalter Holding AG	19,972	2,146,191
	Bystronic AG	6,391	4,613,118
	Calida Holding AG	22,636	1,049,749
	Carlo Gavazzi Holding AG	1,409	514,483
	Cembra Money Bank AG	142,707	11,460,241
	Chocoladefabriken Lindt & Spruengli AG	112	13,805,327
#*	Cicor Technologies Ltd.	9,793	486,720
	Cie Financiere Richemont SA, Class A	370,188	61,192,368
	Cie Financiere Tradition SA	4,874	655,282
	Clariant AG	1,086,690	18,126,213
	Coltene Holding AG	20,222	1,647,994
#	Comet Holding AG	25,185	6,087,646
#	COSMO Pharmaceuticals NV	15,449	931,934
#*	Credit Suisse Group AG	358,380	322,487
	Credit Suisse Group AG, Sponsored ADR	599,936	536,882
	Daetwyler Holding AG	22,355	5,656,660
	DKSH Holding AG	164,427	13,096,750
	dormakaba Holding AG	14,005	6,273,896
*	DSM-Firmenich AG	208,169	27,241,349
#*	Dufry AG	317,276	14,667,428
	EFG International AG	566,354	5,450,226
	Emmi AG	10,232	10,648,478
	EMS-Chemie Holding AG	10,062	8,263,934
	Energiedienst Holding AG	14,276	710,766
#*	Evolva Holding SA	1	21
	Evolva Holding SA	3,534	74,920
	Feintool International Holding AG	33,732	832,410
	Flughafen Zurich AG	106,450	20,488,287
	Forbo Holding AG	5,259	7,741,629
	Fundamenta Real Estate AG	2,030	37,463
Ω	Galenica AG	232,486	20,835,111
#*	GAM Holding AG	1,095,054	1,134,355
	Geberit AG	59,452	33,861,594
	Georg Fischer AG	483,280	35,240,713

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Givaudan SA	13,656	$47,768,241
#*	Gurit Holding AG, Class BR	24,180	2,432,650
	Helvetia Holding AG	217,480	32,533,329
	Hiag Immobilien Holding AG	4,795	445,925
#*	HOCHDORF Holding AG	4,528	97,498
	Holcim AG	882,625	58,271,890
	Huber & Suhner AG	89,969	7,410,669
	Implenia AG	74,894	3,379,756
*	Ina Invest Holding AG	16,484	336,123
	Inficon Holding AG	8,680	9,450,158
#	Interroll Holding AG	3,126	11,409,521
	Intershop Holding AG	4,787	3,361,371
	Investis Holding SA	6,553	730,295
	Julius Baer Group Ltd.	803,809	57,597,884
*	Jungfraubahn Holding AG	10,539	1,796,475
	Kardex Holding AG	36,770	8,403,070
#	Komax Holding AG	22,654	6,004,758
#*	Kudelski SA	184,312	372,860
#	Kuehne & Nagel International AG	83,859	24,843,724
	Landis & Gyr Group AG	104,395	8,648,924
	LEM Holding SA	2,492	5,494,777
	Liechtensteinische Landesbank AG	46,137	3,259,181
#	Logitech International SA	542,272	32,175,255
	Lonza Group AG	55,766	34,777,912
	Luzerner Kantonalbank AG	47,280	4,236,601
Ω	Medacta Group SA	16,242	2,183,024
Ω	Medmix AG	110,231	2,615,622
	Meier Tobler Group AG	22,877	1,364,541
	Metall Zug AG, Class B	966	1,998,902
	Mikron Holding AG	55,845	731,386
	Mobilezone Holding AG	185,118	2,832,938
	Mobimo Holding AG	44,723	11,994,185
	Nestle SA	2,387,647	306,310,185
	Novartis AG, Sponsored ADR	1,541,707	158,132,887
	Novartis AG	11,018	1,127,074
	Novavest Real Estate AG	711	31,563
	OC Oerlikon Corp. AG	1,212,475	6,789,060
#*	Orascom Development Holding AG	65,164	502,709
#	Orell Fuessli AG	613	53,505
	Orior AG	34,976	3,265,037
	Partners Group Holding AG	34,265	33,262,159
#	Peach Property Group AG	1,098	17,153
	Phoenix Mecano AG	1,836	906,107
	Plazza AG, Class A	2,576	910,088
	PSP Swiss Property AG	153,405	18,065,149
#	Rieter Holding AG	18,059	1,966,662
#	Roche Holding AG	24,444	8,271,885
	Roche Holding AG	634,350	198,640,451
	Romande Energie Holding SA	597	862,233
#	Schaffner Holding AG	1,819	542,175
	Schindler Holding AG	34,603	7,391,989
	Schweiter Technologies AG	5,901	4,709,469
*Ω	Sensirion Holding AG	35,905	3,895,553
	SFS Group AG	86,226	11,267,194
	SGS SA	244,200	22,098,959
	Siegfried Holding AG	23,897	18,417,625
	SIG Group AG	1,099,727	29,434,894
	Sika AG	160,345	44,290,963
#	Softwareone Holding AG	156,908	2,366,884

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Sonova Holding AG	80,248	$25,448,737
	St Galler Kantonalbank AG	12,178	6,859,241
#	Stadler Rail AG	11,657	484,452
	Straumann Holding AG	115,678	17,403,820
	Sulzer AG	110,231	9,237,080
#	Swatch Group AG	63,423	21,758,045
	Swatch Group AG	123,048	7,762,834
	Swiss Life Holding AG	63,954	42,213,261
	Swiss Prime Site AG	361,124	32,688,806
	Swiss Re AG	489,111	49,255,391
#*	Swiss Steel Holding AG	1,787,267	282,504
	Swisscom AG	101,477	69,669,075
	Swissquote Group Holding SA	55,419	11,863,686
	Temenos AG	185,885	15,657,767
	Thurgauer Kantonalbank.	1,440	192,619
#	Tornos Holding AG	25,100	169,916
	TX Group AG	11,468	1,335,753
	u-blox Holding AG	41,674	5,023,602
*	UBS Group AG	2,630,594	53,447,653
	Valiant Holding AG	98,526	11,451,707
#	Varia U.S. Properties AG	3,331	162,722
#Ω	VAT Group AG	86,739	30,600,603
	Vaudoise Assurances Holding SA	5,541	2,930,924
	Vetropack Holding AG	40,832	2,122,399
#*	Von Roll Holding AG	106,896	102,102
#	Vontobel Holding AG	157,349	10,539,343
	VP Bank AG, Class A	18,246	2,029,882
	VZ Holding AG	39,368	3,672,100
*	V-ZUG Holding AG	5,941	543,398
	Walliser Kantonalbank	3,138	393,582
#	Warteck Invest AG	199	452,102
	Ypsomed Holding AG	12,744	2,962,611
	Zehnder Group AG	48,935	3,997,041
	Zug Estates Holding AG, Class B	466	920,771
	Zuger Kantonalbank AG	230	2,014,007
	Zurich Insurance Group AG	126,670	61,428,895

TOTAL SWITZERLAND			2,441,151,592

UNITED KINGDOM — (12.4%)
	3i Group PLC	1,992,511	44,331,452
	4imprint Group PLC	47,269	2,682,428
*	888 Holdings PLC	1,292,347	1,305,668
	abrdn PLC	7,249,473	19,426,620
*	accesso Technology Group PLC	4,996	42,826
*	Accsys Technologies PLC	6,992	5,725
	Admiral Group PLC	300,291	8,727,694
	Advanced Medical Solutions Group PLC	73,909	227,372
	AG Barr PLC	354,868	2,240,590
Ω	Airtel Africa PLC	3,417,589	5,158,942
	AJ Bell PLC	357,854	1,471,212
Ω	Alfa Financial Software Holdings PLC	178,210	318,359
	Alliance Pharma PLC	786,062	629,557
	Anglo American PLC	2,478,239	76,364,867
	Anglo-Eastern Plantations PLC	29,335	308,697
	Antofagasta PLC	522,161	9,604,106
	Argentex Group PLC	101,565	153,586
*	Ascential PLC	839,612	2,696,302
	Ashmore Group PLC	1,341,167	4,110,942
	Ashtead Group PLC	721,657	41,607,942

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
#*	ASOS PLC	109,086	$1,015,237
	Associated British Foods PLC	572,445	14,104,229
#*Ω	Aston Martin Lagonda Global Holdings PLC	441,170	1,343,157
	AstraZeneca PLC, Sponsored ADR	925,214	67,744,169
	AstraZeneca PLC	95,527	14,058,034
*	Auction Technology Group PLC	25,895	227,768
Ω	Auto Trader Group PLC	2,655,102	21,232,774
	Aviva PLC	5,177,764	27,568,180
	Avon Protection PLC	91,653	1,143,002
	B&M European Value Retail SA	2,864,274	17,291,478
*	Babcock International Group PLC	3,824,404	15,287,676
	BAE Systems PLC	1,447,962	18,447,008
#Ω	Bakkavor Group PLC	207,716	250,079
	Balfour Beatty PLC	2,190,656	10,557,097
	Bank of Georgia Group PLC	244,814	9,107,152
	Barclays PLC, Sponsored ADR	2,330,619	18,808,095
	Barclays PLC	6,675,474	13,447,149
	Barratt Developments PLC	2,151,703	13,537,249
	Beazley PLC	1,287,873	9,662,219
	Begbies Traynor Group PLC	101,992	168,239
	Bellway PLC	530,954	16,098,236
	Berkeley Group Holdings PLC	308,718	17,276,529
	Bloomsbury Publishing PLC	234,432	1,322,757
*	BlueJay Mining PLC	993,331	40,928
	Bodycote PLC	977,970	8,493,341
*	boohoo Group PLC	1,484,293	920,868
	BP PLC, Sponsored ADR	3,594,991	144,806,237
	BP PLC	11,071,577	74,279,148
	BRAEMAR PLC	71,897	253,879
	Breedon Group PLC	736,279	636,799
Ω	Bridgepoint Group PLC	9,213	27,982
	British American Tobacco PLC, Sponsored ADR	202,038	7,485,508
	British American Tobacco PLC	1,270,371	46,934,867
	Britvic PLC	1,592,483	18,308,106
	Brooks Macdonald Group PLC	757	18,134
	BT Group PLC	26,736,841	53,401,271
	Bunzl PLC	305,988	12,180,489
	Burberry Group PLC	862,728	28,161,153
	Burford Capital Ltd.	615,599	8,097,618
	Bytes Technology Group PLC	683,972	3,573,631
*	C&C Group PLC	1,794,815	3,532,375
*	Capita PLC	2,035,852	889,833
	Capital Ltd.	40,058	50,349
*	Capricorn Energy PLC	3,157,945	8,705,552
*	Card Factory PLC	1,426,613	1,964,310
#*	Carnival PLC	55,429	457,734
*	Carnival PLC, ADR	122,081	1,015,714
	Carr’s Group PLC	71,804	114,696
	Castings PLC	62,252	293,526
#*	Cazoo Group Ltd.	9,724	17,308
	Centamin PLC	6,663,664	8,648,628
	Centaur Media PLC	126,418	77,047
	Central Asia Metals PLC	330,500	854,909
*	CentralNic Group PLC	155,205	231,638
	Centrica PLC	22,511,030	32,347,241
	Chemring Group PLC	1,002,505	3,588,512
	Chesnara PLC	507,075	1,769,594
	City of London Investment Group PLC	8,473	46,492
	Clarkson PLC	83,679	3,266,660

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Close Brothers Group PLC	822,883	$9,405,605
	CLS Holdings PLC	50,807	86,547
Ω	CMC Markets PLC	700,004	1,623,958
	Coats Group PLC	1,613,705	1,589,085
	Coca-Cola HBC AG	231,226	7,058,564
	Compass Group PLC	667,907	17,620,025
	Computacenter PLC	489,909	14,202,941
Ω	ConvaTec Group PLC	2,333,571	6,451,324
*	Costain Group PLC	707,971	529,852
	Cranswick PLC	254,814	10,304,503
	Crest Nicholson Holdings PLC	1,617,599	5,465,968
	Croda International PLC	126,037	11,073,518
	Currys PLC	7,291,371	5,239,843
	CVS Group PLC	138,568	3,692,923
	DCC PLC	257,495	16,020,549
#*	De La Rue PLC	723,286	382,173
*Ω	Deliveroo PLC	255,436	351,506
	DFS Furniture PLC	327,646	518,195
#	Diageo PLC, Sponsored ADR	255,774	47,446,077
	Diageo PLC	436,410	19,907,317
#*	Dialight PLC	31,395	85,519
#*	Dignity PLC	170,277	1,183,769
	Diploma PLC	331,723	11,241,025
	Direct Line Insurance Group PLC	5,673,699	12,263,393
	DiscoverIE Group PLC	248,384	2,639,596
	Diversified Energy Co. PLC	39,656	47,198
	Domino’s Pizza Group PLC	1,661,885	6,148,431
	dotdigital group PLC	392,366	440,043
*	Dowlais Group PLC	3,510,188	5,849,555
	Drax Group PLC	1,964,850	15,569,665
	DS Smith PLC	5,349,281	20,884,981
	Dunelm Group PLC	576,215	8,296,688
Ω	DWF Group PLC	201,610	162,557
††	Dyson Group PLC	3,999	199
*	easyJet PLC	866,636	5,437,163
	Ecora Resources PLC	729,645	1,096,925
	EKF Diagnostics Holdings PLC	38,270	13,481
*	Elementis PLC	3,041,689	4,804,310
	EMIS Group PLC	105,097	2,153,944
	Energean PLC	137,805	2,140,603
*	EnQuest PLC	6,178,206	1,297,139
	Entain PLC	566,131	10,315,616
	Epwin Group PLC	9,451	9,093
*	Ergomed PLC	31,356	421,050
*	Esken Ltd.	828,934	55,262
	Essentra PLC	964,328	2,507,251
*††	Evraz PLC	1,444,631	0
	Experian PLC	1,156,695	40,952,644
*	FD Technologies PLC	7,109	168,495
	FDM Group Holdings PLC	201,584	1,706,431
	Ferrexpo PLC	2,128,896	2,894,672
	Fevertree Drinks PLC	98,168	1,675,214
	Firstgroup PLC	2,685,678	3,787,956
Ω	Forterra PLC	677,378	1,646,765
	Foxtons Group PLC	521,646	254,600
*	Frasers Group PLC	1,002,337	9,686,234
	Fresnillo PLC	493,417	4,415,680
*	Frontier Developments PLC	6,136	38,301
	Fuller Smith & Turner PLC, Class A	77,757	461,859

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*Ω	Funding Circle Holdings PLC	65,068	$44,951
	Future PLC	82,333	1,168,292
	Galliford Try Holdings PLC	642,330	1,434,937
	Games Workshop Group PLC	126,350	15,770,753
#*	Gaming Realms PLC	35,681	13,784
	Gamma Communications PLC	108,985	1,597,960
	GB Group PLC	12,758	52,161
	Gem Diamonds Ltd.	1,834,426	599,256
	Genel Energy PLC	731,360	1,021,975
	Genuit Group PLC	974,611	3,683,905
*	Georgia Capital PLC	216,457	2,190,502
	Glencore PLC	17,549,994	103,591,203
	Gooch & Housego PLC	9,660	62,852
	Goodwin PLC	1,013	49,302
	Grafton Group PLC	682,351	7,442,438
	Grainger PLC	2,238,733	7,283,657
*	Greencore Group PLC	2,265,035	2,442,095
	Greggs PLC	661,068	23,478,431
	GSK PLC	2,378,923	42,899,515
	GSK PLC, Sponsored ADR	560,378	20,190,434
	Gulf Keystone Petroleum Ltd.	1,405,124	2,397,884
*Ω	Gym Group PLC	342,300	447,195
	H&T Group PLC	17,925	103,042
	Haleon PLC	2,973,655	13,074,264
#	Haleon PLC, ADR	231,491	2,053,325
	Halfords Group PLC	1,734,918	4,582,733
	Halma PLC	276,739	8,048,508
	Harbour Energy PLC	879,341	2,735,462
	Hargreaves Lansdown PLC	804,522	8,145,182
	Hargreaves Services PLC	27,085	139,294
	Harworth Group PLC	63,915	94,000
	Hays PLC	6,631,275	9,513,581
	Headlam Group PLC	224,109	821,072
	Helical PLC	1,484,079	5,582,783
*	Helios Towers PLC	1,047,628	1,369,371
	Henry Boot PLC	150,711	451,651
	Hikma Pharmaceuticals PLC	592,924	13,732,574
	Hill & Smith PLC	352,430	6,096,896
	Hilton Food Group PLC	67,861	579,104
	Hiscox Ltd.	1,161,910	17,292,896
	Hochschild Mining PLC	1,636,917	1,478,974
	Hollywood Bowl Group PLC	269,600	815,547
*Ω	Hostelworld Group PLC	111,033	173,917
	Howden Joinery Group PLC	2,719,598	23,443,961
#	HSBC Holdings PLC, Sponsored ADR	3,036,261	109,457,209
Ω	HSS Hire Group PLC	141,629	23,879
	Hunting PLC	761,134	2,239,407
*	Hurricane Energy PLC	726,076	69,346
*	Hyve Group PLC	965,108	1,461,063
Ω	Ibstock PLC	1,741,423	3,722,394
	IDOX PLC	103,546	88,430
	IG Group Holdings PLC	1,667,551	15,394,028
	IMI PLC	1,657,425	33,254,320
	Impax Asset Management Group PLC	97,304	961,909
	Imperial Brands PLC, Sponsored ADR	15,386	382,496
	Imperial Brands PLC	2,292,697	56,753,611
	Inchcape PLC	2,477,916	25,226,316
*	Indivior PLC	602,864	11,571,224
	Informa PLC	1,628,216	14,802,234

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	IntegraFin Holdings PLC	542,932	$1,855,862
#	InterContinental Hotels Group PLC, ADR	77,860	5,394,148
	InterContinental Hotels Group PLC	123,307	8,478,149
	Intermediate Capital Group PLC	406,285	6,671,136
*	International Consolidated Airlines Group SA	937,841	1,798,991
	International Distributions Services PLC	3,890,957	12,387,544
	International Personal Finance PLC	1,814,233	2,245,644
	Intertek Group PLC	279,035	14,597,497
	Investec PLC	2,530,177	14,104,567
	iomart Group PLC	61,222	118,014
	IP Group PLC	1,381,667	977,241
#*	IQE PLC	988,263	307,002
	ITV PLC	13,293,453	13,530,318
*	IWG PLC	4,363,047	9,318,237
*	J D Wetherspoon PLC	446,391	4,008,568
	J Sainsbury PLC	6,330,870	21,999,806
*	James Fisher & Sons PLC	197,097	803,665
	James Halstead PLC	12,571	32,854
	JD Sports Fashion PLC	6,928,216	14,061,274
	JET2 PLC	172,775	2,668,361
*	John Wood Group PLC	2,989,642	8,483,037
	Johnson Matthey PLC	516,568	12,761,123
	Johnson Service Group PLC	442,200	676,034
Ω	JTC PLC	28,097	280,282
	Jupiter Fund Management PLC	2,373,811	3,885,103
#*Ω	Just Eat Takeaway.com NV	117,926	2,067,072
	Just Group PLC	6,516,199	7,240,660
	Kainos Group PLC	284,028	4,432,626
	Keller Group PLC	473,441	3,969,918
*	Kier Group PLC	1,102,076	1,063,670
*	Kin & Carta PLC	896,432	902,356
	Kingfisher PLC	7,572,708	24,543,875
	Kitwave Group PLC	29,615	99,973
	Lancashire Holdings Ltd.	1,283,759	9,895,010
	Learning Technologies Group PLC	65,734	93,168
	Legal & General Group PLC	7,780,785	22,957,375
*	Liberty Global PLC, Class A	115,018	2,244,001
*	Liberty Global PLC, Class C	281,606	5,727,866
	Liontrust Asset Management PLC	123,971	1,342,554
	Lloyds Banking Group PLC	56,053,868	34,053,882
	Lloyds Banking Group PLC, ADR	1,151,680	2,787,066
	London Stock Exchange Group PLC	156,253	16,405,552
	Lookers PLC	1,537,745	1,674,592
	LSL Property Services PLC	52,453	178,645
Ω	Luceco PLC	139,873	196,869
	M&G PLC	8,529,932	22,045,916
	Macfarlane Group PLC	218,218	294,141
	Man Group PLC	9,449,522	27,025,329
*	Marks & Spencer Group PLC	8,540,427	17,670,954
	Marshalls PLC	1,152,622	4,351,700
*	Marston’s PLC	4,837,957	2,119,609
*	McBride PLC	984,768	392,416
	Me Group International PLC	1,474,316	2,384,983
	Mears Group PLC	653,583	1,820,228
	Medica Group PLC	20,810	55,767
	Mediclinic International PLC	1,532,971	9,609,045
	Melrose Industries PLC	3,510,188	18,081,302
*	Metro Bank PLC	28,970	37,149
*	Mitchells & Butlers PLC	2,112,968	4,646,119

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Mitie Group PLC	5,214,713	$6,037,254
	MJ Gleeson PLC	56,612	304,174
	Mondi PLC	1,033,804	16,474,008
	Moneysupermarket.com Group PLC	2,705,325	9,341,860
	Morgan Advanced Materials PLC	1,795,281	6,940,354
	Morgan Sindall Group PLC	245,095	5,227,608
	Mortgage Advice Bureau Holdings Ltd.	8,476	82,981
*	Motorpoint group PLC	58,346	98,923
	MP Evans Group PLC	6,876	73,014
#*	N Brown Group PLC	1,466,385	535,528
#*	Naked Wines PLC	84,053	119,122
	National Express Group PLC	3,497,578	5,345,366
	National Grid PLC	666,462	9,555,683
#	National Grid PLC, Sponsored ADR	270,591	19,387,881
	NatWest Group PLC	5,170,120	17,030,878
#	NatWest Group PLC, Sponsored ADR	767,909	5,091,237
	NCC Group PLC	338,494	456,756
*Ω	Network International Holdings PLC	61,664	300,315
	Next 15 Group PLC	97,207	1,029,632
	Next PLC	206,512	17,521,876
	Ninety One PLC	1,903,778	4,323,529
*	NIOX GROUP PLC	71,546	41,645
	Norcros PLC	85,885	210,716
	Numis Corp. PLC	105,678	452,475
#*	Ocado Group PLC	194,822	1,239,916
*Ω	On the Beach Group PLC	44,207	73,528
	OSB Group PLC	1,152,296	7,214,918
	Oxford Instruments PLC	216,485	7,508,119
	Pagegroup PLC	2,106,718	12,022,905
	Pan African Resources PLC	4,383,627	972,542
	Paragon Banking Group PLC	1,363,899	8,620,704
*	Parkmead Group PLC	21,517	7,011
	PayPoint PLC	336,882	1,860,488
	Pearson PLC	655,236	7,290,013
	Pearson PLC, Sponsored ADR	573,734	6,334,023
*	Pendragon PLC	6,515,837	1,446,122
	Pennon Group PLC	718,641	7,771,848
	Persimmon PLC	880,859	14,577,951
#*	Petrofac Ltd.	1,464,661	1,316,419
	Pets at Home Group PLC	2,234,879	10,842,212
*	Pharos Energy PLC	2,314,874	671,616
	Phoenix Group Holdings PLC	2,115,608	15,762,449
	Phoenix Spree Deutschland Ltd.	11,729	29,859
*	Playtech PLC	1,491,131	10,824,062
	Plus500 Ltd.	354,281	7,411,772
	Polar Capital Holdings PLC	185,760	1,143,399
	Porvair PLC	8,577	67,095
	PPHE Hotel Group Ltd.	12,404	175,527
	Premier Foods PLC	6,377,443	10,010,889
#	Prudential PLC, ADR	328,039	10,054,395
	Prudential PLC	78,155	1,195,852
*	PureTech Health PLC	89,245	235,044
	PZ Cussons PLC	862,627	2,175,440
	QinetiQ Group PLC	3,037,830	14,194,485
Ω	Quilter PLC	4,232,030	4,530,383
*	Rank Group PLC	864,547	1,047,622
	Rathbones Group PLC	155,811	3,831,833
*††	Raven Property Group Ltd.	96,453	0
	Reach PLC	2,473,230	2,632,169

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Reckitt Benckiser Group PLC	475,594	$38,432,643
	Record PLC	117,617	125,233
	Redde Northgate PLC	1,272,053	6,016,382
	Redrow PLC	1,282,803	8,363,343
	RELX PLC, Sponsored ADR	392,885	13,008,420
	RELX PLC	1,040,481	34,645,638
	Renew Holdings PLC	64,694	591,585
*	Renewi PLC	556,942	4,208,345
	Renishaw PLC	77,658	3,522,542
	Rentokil Initial PLC	4,032,481	32,103,612
*	Restaurant Group PLC	3,387,768	1,724,153
	RHI Magnesita NV	150,725	4,255,990
	Ricardo PLC	129,502	974,639
	Rightmove PLC	1,936,248	14,014,708
	Rio Tinto PLC	606,029	38,526,695
#	Rio Tinto PLC, Sponsored ADR	1,132,747	72,484,481
	RM PLC	39,681	41,346
	Robert Walters PLC	178,335	954,960
*	Rockhopper Exploration PLC	104,390	16,321
*	Rolls-Royce Holdings PLC	8,511,246	16,304,735
	Rotork PLC	4,310,398	17,764,379
	RS GROUP PLC	1,102,334	12,789,330
	RWS Holdings PLC	229,796	737,838
	S&U PLC	4,796	147,260
*	S4 Capital PLC	442,489	813,452
Ω	Sabre Insurance Group PLC	123,131	195,788
*	Saga PLC	586,401	963,606
	Sage Group PLC	886,827	9,145,787
*	Savannah Energy PLC	547,478	177,102
	Savills PLC	884,557	10,708,412
	Schroders PLC	1,415,416	8,669,287
	ScS Group PLC	16,720	37,090
	Senior PLC	1,649,458	3,404,369
	Serco Group PLC	3,050,074	5,834,302
	Serica Energy PLC	343,590	1,026,994
	Severfield PLC	697,941	527,435
	Severn Trent PLC	378,966	13,958,676
	Shell PLC	1,488,020	45,724,109
	Shell PLC, ADR	4,640,369	287,610,071
*	SIG PLC	2,819,675	1,579,760
	Sirius Real Estate Ltd.	2,423,032	2,456,730
	Smart Metering Systems PLC	108,571	1,083,369
#	Smith & Nephew PLC, Sponsored ADR	40,311	1,318,186
	Smith & Nephew PLC	529,669	8,723,522
	Smiths Group PLC	569,675	12,045,577
	Smiths News PLC	428,181	285,055
	Softcat PLC	572,986	9,654,112
*	SolGold PLC	560,933	134,308
	Spectris PLC	241,350	11,429,757
	Speedy Hire PLC	2,258,545	913,267
	Spirax-Sarco Engineering PLC	56,907	7,952,158
*Ω	Spire Healthcare Group PLC	1,505,218	4,326,433
	Spirent Communications PLC	2,116,238	4,811,539
	SSE PLC	924,880	21,339,902
*	SSP Group PLC	2,322,035	7,523,030
	St. James’s Place PLC	264,614	4,024,277
*	Staffline Group PLC	61,657	31,579
	Standard Chartered PLC	4,236,364	33,565,272
	SThree PLC	448,843	2,381,578

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Strix Group PLC	90,467	$124,872
*††	Studio Retail Group PLC	86,255	0
	STV Group PLC	65,403	206,439
#*	Superdry PLC	257,299	278,930
	Synthomer PLC	1,982,252	2,986,817
	Tate & Lyle PLC	1,516,741	15,552,427
	Taylor Wimpey PLC	12,104,444	19,534,950
	TBC Bank Group PLC	38,940	1,151,944
	TClarke PLC	71,798	124,296
	Telecom Plus PLC	268,881	6,098,972
	Tesco PLC	9,171,078	32,423,909
#*	THG PLC	311,706	393,233
Ω	TI Fluid Systems PLC	398,118	529,195
	Topps Tiles PLC	992,450	638,369
	TP ICAP Group PLC	6,024,652	12,887,952
	Travis Perkins PLC	1,320,828	15,940,622
*	Tremor International Ltd.	4,362	12,211
*	Tremor International Ltd., ADR	19,617	112,209
	Trifast PLC	118,667	107,273
	TT Electronics PLC	1,110,622	2,375,237
#*	Tullow Oil PLC	3,780,065	1,327,032
	Tyman PLC	307,737	954,168
#	Unilever PLC, Sponsored ADR	806,342	44,776,171
	Unilever PLC	1,049,964	58,476,263
	United Utilities Group PLC	949,917	12,904,116
	Vanquis Banking Group PLC	688,025	1,946,084
*	Verici Dx PLC	765	135
	Vertu Motors PLC	720,052	523,312
	Vesuvius PLC	1,018,529	5,198,594
	Victrex PLC	314,837	6,652,847
	VIDENDUM PLC	80,402	793,863
	Virgin Money UK PLC	4,836,754	9,506,145
	Vistry Group PLC	1,260,213	12,421,676
	Vodafone Group PLC	37,700,502	45,283,026
#	Volex PLC	128,856	414,234
	Volution Group PLC	348,490	1,903,589
	Vp PLC	17,118	137,672
*Ω	Watches of Switzerland Group PLC	676,921	7,086,008
	Watkin Jones PLC	432,266	526,269
	Weir Group PLC	269,196	6,230,098
	WH Smith PLC	432,187	8,572,897
	Whitbread PLC	436,198	17,854,474
	Wickes Group PLC	1,920,329	3,251,285
	Wilmington PLC	150,471	515,409
	Wincanton PLC	506,205	1,369,486
*	Wise PLC, Class A	34,240	237,072
*Ω	Wizz Air Holdings PLC	2,007	76,442
#	WPP PLC, Sponsored ADR	81,227	4,703,856
	WPP PLC	1,263,957	14,730,683
*	Xaar PLC	225,814	495,579
	XP Power Ltd.	9,404	261,224
	XPS Pensions Group PLC	9,211	18,863
	Young & Co’s Brewery PLC, Class A	26,830	385,833
	Zotefoams PLC	10,156	48,412

TOTAL UNITED KINGDOM			3,944,052,155

UNITED STATES — (0.1%)
	ADTRAN Holdings, Inc.	173,129	1,561,689
	Ferguson PLC	298,884	42,202,500

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED STATES — (Continued)
*	Noble Corp. PLC	109,610	$4,112,575

TOTAL UNITED STATES			47,876,764

TOTAL COMMON STOCKS.			29,941,219,676

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG	88,531	9,410,380
#*	Dr Ing hc F Porsche AG	68,178	8,537,175
	Draegerwerk AG & Co. KGaA	53,945	3,035,669
	Fuchs Petrolub SE	243,268	9,610,772
	Henkel AG & Co. KGaA	160,341	12,963,333
	Jungheinrich AG	343,204	13,302,499
	Porsche Automobil Holding SE	252,720	14,075,808
	Sartorius AG	30,402	11,816,932
	Schaeffler AG	106,381	772,802
	Sixt SE	90,052	7,174,660
	STO SE & Co. KGaA	9,414	1,835,084
	Villeroy & Boch AG	61,622	1,306,042
	Volkswagen AG	410,212	56,014,347

TOTAL GERMANY			149,855,503

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Australian Mines Ltd. Warrants 05/30/24	5,460	27
*	Decmil Group Ltd. Warrants 09/06/23	5,654	0

*	European Lithium Ltd. Warrants 03/31/25	49,776	659

*	Highfield Resources Ltd. Warrants 06/19/24	7,045	0
TOTAL AUSTRALIA			686
AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG	202,486	0
*††	S Immo AG 8/11/23	151,701	0

FRANCE — (0.0%)
#*	Arabi Group Holding KSC Rights 05/02/23	91,471	148,597

HONG KONG — (0.0%)
*	MECOM Power & Construction Ltd. Warrants 05/24/23	120,800	185

ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/30	66,474	0

SINGAPORE — (0.0%)
*	Ezion Holdings Ltd.	2,760,613	0
*	Keppel Infrastructure Trust Rights 05/10/23	402,107	6,931

TOTAL SINGAPORE.			6,931

SPAIN — (0.0%)
*	Faes Farma SA Rights 05/02/23	1,460,625	198,085

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
SPAIN — (Continued)
* Tecnicas Reunidas SA Rights 05/02/23	32,054	$36,444

TOTAL SPAIN		234,529

TOTAL RIGHTS/WARRANTS		390,928

TOTAL INVESTMENT SECURITIES
(Cost $24,623,655,810)		30,091,466,107

		Value†
SECURITIES LENDING COLLATERAL — (5.2%)
@§ The DFA Short Term Investment Fund	142,473,866	1,647,995,204

TOTAL INVESTMENTS — (100.0%)
(Cost $26,271,569,932)		$31,739,461,311

As of April 30, 2023, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500 ® E-mini Index	1,272	06/16/23	$253,790,660	$266,388,600	$12,597,940

Total Futures Contracts			$253,790,660	$266,388,600	$12,597,940

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$96,792,691	$1,839,470,343	$3,287	$1,936,266,321
Austria	—	161,691,542	—	161,691,542
Belgium	11,218,322	361,109,861	—	372,328,183
Brazil	387,066	—	—	387,066
Canada	3,244,182,285	10,161,852	—	3,254,344,137
China	13,226,536	3,640,699	—	16,867,235
Denmark	99,465,836	687,640,390	—	787,106,226
Finland	10,501,175	458,412,279	—	468,913,454
France	32,096,978	2,587,438,311	—	2,619,535,289
Germany	41,473,751	2,094,043,669	—	2,135,517,420
Hong Kong	754,946	668,312,851	144,839	669,212,636
Ireland	59,295,567	202,417,775	—	261,713,342
Israel	24,139,907	213,193,408	—	237,333,315
Italy	8,284,541	821,335,479	—	829,620,020
Japan	107,697,992	6,387,995,081	—	6,495,693,073
Netherlands	182,918,914	774,241,774	—	957,160,688
New Zealand	277,931	102,997,164	—	103,275,095
Norway	1,696,728	254,658,300	—	256,355,028
Portugal	407,921	89,991,781	—	90,399,702
Singapore	7,681	302,337,686	380,357	302,725,724
Spain	13,361,433	684,392,002	—	697,753,435
Sweden	228,811	853,711,423	—	853,940,234
Switzerland	246,327,529	2,194,824,063	—	2,441,151,592
United Kingdom	906,290,138	3,037,761,818	199	3,944,052,155
United States	8,607,059	39,269,705	—	47,876,764

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$149,855,503	—	$149,855,503
Rights/Warrants
Australia	—	686	—	686
France	—	148,597	—	148,597
Hong Kong	—	185	—	185
Singapore	—	6,931	—	6,931
Spain	—	234,529	—	234,529
Securities Lending Collateral	—	1,647,995,204	—	1,647,995,204
Futures Contracts**	$12,597,940	—	—	12,597,940

TOTAL.	$5,122,239,678	$26,629,290,891	$528,682^	$31,752,059,251

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.0%)
AUSTRALIA — (19.5%)
	360 Capital Group Ltd.	154,969	$76,609
	Abacus Property Group	4,628,351	8,195,243
	Arena REIT	3,917,876	9,739,521
	Aspen Group Ltd.	1,500,979	1,865,685
#	Australian Unity Office Fund	317,893	324,990
	BWP Trust	5,501,459	14,181,273
	Carindale Property Trust	265,081	772,370
#	Centuria Capital Group	3,737,372	4,282,341
#	Centuria Industrial REIT	6,376,082	13,259,733
	Centuria Office REIT	5,999,541	5,678,257
	Charter Hall Group	5,341,108	39,737,031
	Charter Hall Long Wale REIT	6,763,590	19,579,113
	Charter Hall Retail REIT	5,946,131	15,306,082
	Charter Hall Social Infrastructure REIT	3,905,639	7,856,758
#	Cromwell Property Group	16,224,881	6,148,165
#	Dexus	12,198,885	63,226,639
#	Dexus Convenience Retail REIT	574,259	1,018,709
#	Dexus Industria REIT	2,926,042	5,421,900
	Garda Property Group	280,209	223,330
	GDI Property Group Partnership	6,102,690	2,899,618
	Goodman Group	19,150,708	246,883,846
	GPT Group	21,548,919	63,365,066
	Growthpoint Properties Australia Ltd.	3,056,211	6,624,801
	HMC Capital Ltd.	263,881	690,761
	HomeCo Daily Needs REIT	11,396,796	9,110,429
	Hotel Property Investments Ltd.	2,473,785	5,617,505
	Ingenia Communities Group	4,593,941	13,093,500
	Mirvac Group	44,317,742	71,148,841
	National Storage REIT	12,520,983	20,854,693
*	Pantoro Ltd.	1,321,251	63,865
	Region RE Ltd.	12,864,665	21,052,502
	Scentre Group	58,189,728	111,671,594
	Stockland	26,974,468	79,962,449
	Vicinity Ltd.	43,444,382	60,733,921
	Waypoint REIT Ltd.	7,439,122	12,920,033

TOTAL AUSTRALIA			943,587,173

BELGIUM — (3.5%)
#	Aedifica SA	435,586	36,385,319
	Ascencio	28,686	1,591,559
#	Care Property Invest NV	346,769	5,207,413
#	Cofinimmo SA	340,987	32,576,075
#	Home Invest Belgium SA	34,403	743,750
	Intervest Offices & Warehouses NV	314,789	6,497,184
	Montea NV	138,630	12,145,795
#	Nextensa SA	30,840	1,632,155
	Retail Estates NV	129,302	9,579,812
	Warehouses De Pauw CVA	1,771,234	52,962,868
	Wereldhave Belgium Comm VA	43,456	2,353,625
	Xior Student Housing NV	210,404	6,682,149

TOTAL BELGIUM			168,357,704

CANADA — (5.0%)
	Allied Properties Real Estate Investment Trust	641,601	10,787,667

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Artis Real Estate Investment Trust	641,928	$3,335,552
	Automotive Properties Real Estate Investment Trust	217,864	1,847,627
	Boardwalk Real Estate Investment Trust	255,420	10,934,317
	BSR Real Estate Investment Trust	175,535	2,280,200
#	BTB Real Estate Investment Trust	524,252	1,273,048
	Canadian Apartment Properties REIT	896,589	32,843,276
#	Choice Properties Real Estate Investment Trust	1,676,001	18,110,241
#	Crombie Real Estate Investment Trust	546,219	6,216,701
	CT Real Estate Investment Trust	562,489	6,680,037
#	Dream Industrial Real Estate Investment Trust	1,360,575	14,902,707
#	Dream Office Real Estate Investment Trust	258,698	2,545,259
	European Residential Real Estate Investment Trust	222,941	544,662
	First Capital Real Estate Investment Trust	1,127,589	13,241,275
#	Granite Real Estate Investment Trust	316,685	19,695,079
	H&R Real Estate Investment Trust	1,415,156	12,273,009
#	Inovalis Real Estate Investment Trust	281,154	711,782
	InterRent Real Estate Investment Trust	749,731	7,171,653
	Killam Apartment Real Estate Investment Trust	620,765	7,711,167
#Ω	Minto Apartment Real Estate Investment Trust	214,805	2,246,586
	Morguard North American Residential Real Estate Investment Trust	257,495	3,232,823
#	Morguard Real Estate Investment Trust	354,756	1,390,378
	Nexus Industrial REIT	177,940	1,302,849
#	NorthWest Healthcare Properties Real Estate Investment Trust	1,171,289	7,045,802
#	Plaza Retail REIT	571,462	1,733,556
#	Primaris REIT	439,430	4,333,158
	PRO Real Estate Investment Trust	343,737	1,405,545
#	RioCan Real Estate Investment Trust	1,624,034	25,148,344
#	Slate Grocery REIT, Class U	262,987	2,571,929
#	Slate Office REIT	410,613	651,598
#	SmartCentres Real Estate Investment Trust	763,563	14,754,459
#	True North Commercial Real Estate Investment Trust	500,257	1,133,549

TOTAL CANADA			240,055,835

CHINA — (0.2%)
	China Merchants Commercial Real Estate Investment Trust, Class R	237,000	59,219
	Spring Real Estate Investment Trust	5,905,000	1,778,351
#	Yuexiu Real Estate Investment Trust	23,705,250	6,233,663

TOTAL CHINA			8,071,233

FRANCE — (5.2%)
	Altarea SCA	44,519	5,827,899
	ARGAN SA	77,026	6,009,473
	Carmila SA	554,960	9,393,050
	Covivio Hotels SACA	1,523	28,290
#	Covivio SA	530,963	30,190,015
	Gecina SA	499,004	55,550,434
	ICADE	380,373	17,864,564
	Klepierre SA	2,221,528	56,271,560
	Mercialys SA	862,983	8,677,623
	Societe de la Tour Eiffel	51,211	999,112
#*	Unibail-Rodamco-Westfield	1,101,160	59,050,814
	Vitura SA	18,365	317,963

TOTAL FRANCE			250,180,797

GERMANY — (0.2%)
	Hamborner REIT AG	1,088,921	8,590,072

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (4.6%)
	Champion REIT	24,799,012	$10,351,339
	Fortune Real Estate Investment Trust	16,758,000	14,019,200
	Link REIT	28,366,921	185,544,801
	Prosperity REIT	16,234,000	3,937,847
	Regal Real Estate Investment Trust	9,834,000	1,455,216
	Sunlight Real Estate Investment Trust	12,913,000	5,007,442

TOTAL HONG KONG			220,315,845

IRELAND — (0.1%)
	Irish Residential Properties REIT PLC	5,460,185	6,213,780

ITALY — (0.0%)
#	Immobiliare Grande Distribuzione SIIQ SpA	700,877	2,293,010

JAPAN — (24.3%)
	Activia Properties, Inc.	7,825	22,800,923
	Advance Residence Investment Corp.	14,980	38,867,145
	AEON REIT Investment Corp.	19,088	21,883,416
	Comforia Residential REIT, Inc.	7,462	18,668,569
	CRE Logistics REIT, Inc.	6,113	8,417,276
	Daiwa House REIT Investment Corp.	24,954	53,093,835
	Daiwa Office Investment Corp.	3,518	15,292,091
	Daiwa Securities Living Investments Corp.	21,628	18,389,262
	ESCON Japan Reit Investment Corp.	2,750	2,267,857
	Frontier Real Estate Investment Corp.	5,510	19,907,443
#	Fukuoka REIT Corp.	7,069	8,493,480
#	Global One Real Estate Investment Corp.	10,971	8,489,121
	GLP J-Reit	49,871	56,981,353
	Hankyu Hanshin REIT, Inc.	6,716	7,197,234
	Health Care & Medical Investment Corp.	4,169	5,010,818
	Heiwa Real Estate REIT, Inc.	10,527	12,329,643
#	Hoshino Resorts REIT, Inc.	2,675	13,930,955
	Hulic Reit, Inc.	14,521	16,731,157
	Ichigo Hotel REIT Investment Corp.	2,892	2,260,915
#	Ichigo Office REIT Investment Corp.	13,060	8,451,776
	Industrial & Infrastructure Fund Investment Corp.	22,171	25,408,332
	Invincible Investment Corp.	66,150	28,560,756
	Itochu Advance Logistics Investment Corp.	6,695	6,786,009
	Japan Excellent, Inc.	13,595	11,632,904
	Japan Hotel REIT Investment Corp.	50,504	28,534,411
	Japan Logistics Fund, Inc.	9,487	22,530,130
	Japan Metropolitan Fund Invest.	78,891	57,765,207
	Japan Prime Realty Investment Corp.	9,550	24,831,614
	Japan Real Estate Investment Corp.	13,937	55,223,951
#	Kenedix Office Investment Corp.	9,614	21,254,902
	Kenedix Residential Next Investment Corp.	11,397	17,880,298
	Kenedix Retail REIT Corp.	6,800	12,234,665
	LaSalle Logiport REIT	20,240	24,045,166
	Marimo Regional Revitalization REIT, Inc.	2,244	2,123,023
#	Mirai Corp.	20,158	6,731,999
	Mitsubishi Estate Logistics REIT Investment Corp.	5,039	15,452,799
	Mitsui Fudosan Logistics Park, Inc.	6,158	23,139,131
	Mori Hills REIT Investment Corp.	17,306	19,559,175
	Mori Trust Reit, Inc.	28,872	15,195,927
	Nippon Accommodations Fund, Inc.	5,584	27,143,933
	Nippon Building Fund, Inc.	17,250	72,332,978
	Nippon Prologis REIT, Inc.	24,742	56,364,051
	NIPPON REIT Investment Corp.	5,066	11,892,008
	Nomura Real Estate Master Fund, Inc.	46,823	54,787,864

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	NTT UD REIT Investment Corp.	15,831	$15,257,123
	One REIT, Inc.	2,758	4,879,913
	Ooedo Onsen REIT Investment Corp.	2,755	1,337,473
	Orix JREIT, Inc.	29,613	38,280,477
	Samty Residential Investment Corp.	4,303	3,663,738
	Sankei Real Estate, Inc.	5,024	3,094,452
#	Sekisui House Reit, Inc.	46,891	26,579,424
	SOSiLA Logistics REIT, Inc.	6,802	6,764,246
	Star Asia Investment Corp.	19,276	7,890,255
#	Starts Proceed Investment Corp.	2,896	4,904,000
#	Takara Leben Real Estate Investment Corp.	7,310	4,916,051
	Tokyu REIT, Inc.	9,963	13,309,903
#	Tosei Reit Investment Corp.	3,651	3,483,377
	United Urban Investment Corp.	33,288	36,960,302
#	XYMAX REIT Investment Corp.	2,793	2,236,321

TOTAL JAPAN			1,174,432,557

MALAYSIA — (0.5%)
	Al-’Aqar Healthcare REIT	191,600	54,174
	AmanahRaya Real Estate Investment Trust	294,900	36,372
	AmFIRST Real Estate Investment Trust	1,788,940	140,500
#	Axis Real Estate Investment Trust	9,917,507	4,226,239
	Capitaland Malaysia Trust	12,728,211	1,472,015
#	IGB Real Estate Investment Trust	14,718,500	5,780,894
#	KLCCP Stapled Group	2,629,700	4,145,517
	Pavilion Real Estate Investment Trust	2,456,300	755,156
	Sentral REIT	1,891,400	366,889
	Sunway Real Estate Investment Trust	16,209,700	5,856,406
#	YTL Hospitality REIT	5,611,200	1,221,630

TOTAL MALAYSIA			24,055,792

MEXICO — (2.3%)
#	Asesor de Activos Prisma SAPI de CV	5,358,599	1,707,766
#	Concentradora Fibra Danhos SA de CV	3,343,073	4,449,497
#*Ω	Concentradora Fibra Hotelera Mexicana SA de CV	4,151,669	2,796,335
Ω	FIBRA Macquarie Mexico	13,230,361	21,729,890
	Fibra Shop Portafolios Inmobiliarios SAPI de CV	1,392,054	490,871
	Fibra Uno Administracion SA de CV	32,500,086	44,847,028
#	Prologis Property Mexico SA de CV	4,830,431	16,630,256
	TF Administradora Industrial S de Real de CV	10,104,386	18,939,226

TOTAL MEXICO			111,590,869

NETHERLANDS — (1.0%)
	Eurocommercial Properties NV	580,003	13,909,577
#	NSI NV	257,456	5,913,166
#*	Unibail-Rodamco-Westfield, CDI	6,456,966	17,455,214
	Vastned Retail NV	178,705	4,071,279
#	Wereldhave NV	439,493	6,749,537

TOTAL NETHERLANDS			48,098,773

NEW ZEALAND — (1.3%)
	Argosy Property Ltd.	10,280,207	7,125,533
#	Goodman Property Trust	12,418,938	16,796,742
	Kiwi Property Group Ltd.	18,397,696	10,490,745
	Precinct Properties New Zealand Ltd.	14,191,480	10,888,909
#	Property for Industry Ltd.	3,312,165	4,714,722
#	Stride Property Group	4,279,198	3,416,227

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Vital Healthcare Property Trust	5,527,049	$7,970,905

TOTAL NEW ZEALAND			61,403,783

SINGAPORE — (11.0%)
	AIMS APAC REIT	7,313,854	7,534,697
	ARA U.S. Hospitality Trust	143,100	50,736
	CapitaLand Ascendas REIT	37,374,980	80,428,094
	CapitaLand Ascott Trust	22,100,121	17,943,175
	CapitaLand China Trust	13,746,800	11,464,729
	CapitaLand Integrated Commercial Trust	58,564,311	89,424,085
	CDL Hospitality Trusts	11,437,680	10,849,360
#	EC World Real Estate Investment Trust	2,427,600	519,263
	ESR-LOGOS REIT	66,698,332	16,282,021
	Far East Hospitality Trust	11,013,921	5,129,391
	First Real Estate Investment Trust	17,049,703	3,455,748
	Frasers Centrepoint Trust	11,506,058	19,119,286
	Frasers Hospitality Trust	898,908	323,430
	Frasers Logistics & Commercial Trust	32,631,133	33,118,613
#	IREIT Global	2,272,381	853,086
	Keppel DC REIT	15,267,783	24,685,877
	Keppel Pacific Oak U.S. REIT	8,173,900	2,947,034
	Keppel REIT	20,917,826	13,679,790
	Lendlease Global Commercial REIT	14,709,299	7,738,766
#	Lippo Malls Indonesia Retail Trust	55,201,179	705,389
	Manulife U.S. Real Estate Investment Trust	18,506,386	3,323,765
	Mapletree Industrial Trust	22,697,458	40,574,366
	Mapletree Logistics Trust	37,649,347	49,270,520
	Mapletree Pan Asia Commercial Trust	26,050,406	34,507,637
#	OUE Commercial Real Estate Investment Trust	15,105,555	3,687,981
	Paragon REIT	25,100	17,618
	Parkway Life Real Estate Investment Trust	4,409,600	12,842,648
	Prime U.S. REIT	3,408,700	888,648
	Sabana Industrial Real Estate Investment Trust	7,626,097	2,520,261
#	Sasseur Real Estate Investment Trust	4,111,200	2,224,734
	Starhill Global REIT	22,421,800	8,838,425
	Suntec Real Estate Investment Trust	25,391,100	25,738,547

TOTAL SINGAPORE			530,687,720

SOUTH AFRICA — (1.7%)
	Attacq Ltd.	4,773,027	2,357,638
	Equites Property Fund Ltd.	7,003,007	5,975,622
	Fairvest Ltd., Class B	5,907,089	999,937
	Growthpoint Properties Ltd.	35,947,871	25,054,113
	Hyprop Investments Ltd.	4,344,477	7,589,572
	Investec Property Fund Ltd.	4,947,888	2,381,314
	Lighthouse Properties PLC	120,628	44,078
	Octodec Investments Ltd.	456,880	249,672
	Redefine Properties Ltd.	70,333,841	14,921,006
#	Resilient REIT Ltd.	4,188,638	10,400,751
	SA Corporate Real Estate Ltd.	27,710,906	2,833,345
	Vukile Property Fund Ltd.	9,895,684	6,834,244

TOTAL SOUTH AFRICA			79,641,292

SOUTH KOREA — (0.2%)
	E KOCREF CR-REIT Co. Ltd.	313,055	1,164,150
	IGIS Residence REIT Co. Ltd.	9,848	27,730
	IGIS Value Plus REIT Co. Ltd.	236,030	827,569
	JR Global Reit	1,223,148	4,040,409

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Koramco Energy Plus Reit	609,737	$2,359,160
	Miraeasset Maps Reit1 Co. Ltd.	9,562	25,352
	Shinhan Alpha REIT Co. Ltd.	624,112	2,738,489

TOTAL SOUTH KOREA			11,182,859

SPAIN — (1.2%)
	Inmobiliaria Colonial Socimi SA	3,312,106	21,172,569
	Lar Espana Real Estate Socimi SA	883,463	4,992,136
	Merlin Properties Socimi SA	3,694,410	32,665,235

TOTAL SPAIN			58,829,940

TAIWAN — (0.3%)
	Cathay No. 1 REIT	10,846,000	6,336,890
	Cathay No. 2 REIT	4,142,000	2,367,099
	Fubon No. 1 REIT	1,308,000	651,454
	Fubon No. 2 REIT	4,032,000	1,960,887
	Shin Kong No.1 REIT	4,876,000	3,348,706

TOTAL TAIWAN			14,665,036

TURKEY — (0.3%)
*	Akfen Gayrimenkul Yatirim Ortakligi AS	5,832,376	1,050,872
*	AKIS Gayrimenkul Yatirimi AS	4,681,944	1,035,583
	Alarko Gayrimenkul Yatirim Ortakligi AS	366,922	1,109,703
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	17,985,329	5,568,950
	Halk Gayrimenkul Yatirim Ortakligi AS	2,815,306	543,556
*	Is Gayrimenkul Yatirim Ortakligi AS	4,902,442	2,076,307
*	Nurol Gayrimenkul Yatirim Ortakligi AS	587,390	150,208
*	Ozak Gayrimenkul Yatirim Ortakligi	1,918,457	1,059,407
	Panora Gayrimenkul Yatirim Ortakligi	592,766	806,891
*	Reysas Gayrimenkul Yatirim Ortakligi AS	574,149	317,357
*	Servet Gayrimenkul Yatirim Ortakligi AS	39,332	303,946
*	Torunlar Gayrimenkul Yatirim Ortakligi AS	1,647,432	1,127,473
#*	Vakif Gayrimenkul Yatirim Ortakligi AS	5,463,514	798,786
	Yeni Gimat Gayrimenkul Ortakligi AS	497,770	861,884

TOTAL TURKEY			16,810,923

UNITED KINGDOM — (13.6%)
	ABRDN PROPERTY INCOME TRUST Ltd.	4,433,748	3,068,825
	Assura PLC	34,597,311	22,119,151
	Balanced Commercial Property Trust Ltd.	1,539,704	1,594,403
	Big Yellow Group PLC	2,059,150	31,696,319
	British Land Co. PLC	10,134,704	51,061,075
	Capital & Regional PLC	5,467	3,943
	Civitas Social Housing PLC	6,600,214	4,425,511
	CLS Holdings PLC	781,791	1,331,737
	CT Property Trust Ltd.	127,514	106,132
	Custodian Property Income REIT PLC	3,010,430	3,577,450
	Derwent London PLC	1,160,255	35,028,179
	Ediston Property Investment Co. PLC	939,466	770,094
	Empiric Student Property PLC	6,708,472	7,784,370
	Great Portland Estates PLC	2,480,532	16,638,644
#	Hammerson PLC	52,054,418	18,385,274
	Impact Healthcare REIT PLC	1,797,608	2,212,737
*††	Intu Properties PLC	13,154,605	0
	Land Securities Group PLC	8,116,674	68,876,710
	LondonMetric Property PLC	10,811,437	26,220,428
	LXI REIT PLC	16,432,331	21,795,649

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	NewRiver REIT PLC	4,519,041	$4,602,413
	Palace Capital PLC	27,775	76,456
	Picton Property Income Ltd.	751,159	720,816
	Primary Health Properties PLC	14,400,639	19,317,632
#	PRS REIT PLC	1,668,162	1,808,359
Ω	Regional REIT Ltd.	5,029,365	3,499,033
Ω	Residential Secure Income PLC	132,270	110,390
	Safestore Holdings PLC	2,506,000	31,238,109
	Schroder Real Estate Investment Trust Ltd.	5,633,533	3,293,555
	Segro PLC	13,665,831	143,872,841
#	Shaftesbury Capital PLC	16,690,713	24,686,766
	Target Healthcare REIT PLC	4,978,168	4,829,074
	Town Centre Securities PLC	263	469
Ω	Triple Point Social Housing REIT PLC	331,810	196,028
	Tritax Big Box REIT PLC	21,441,201	41,890,861
	UK Commercial Property REIT Ltd.	2,356,240	1,590,721
	UNITE Group PLC	3,838,072	46,311,236
	Urban Logistics REIT PLC	1,157,916	2,060,563
	Warehouse REIT PLC	285,736	393,303
	Workspace Group PLC	1,821,653	10,926,675

TOTAL UNITED KINGDOM			658,121,931

TOTAL COMMON STOCKS
Cost ($ 4,971,349,035)			4,637,186,924

			Value†
SECURITIES LENDING COLLATERAL — (4.0%)
@§	The DFA Short Term Investment Fund	16,705,651	193,234,263

TOTAL INVESTMENTS — (100.0%)
(Cost $ 5,164,557,245)			$4,830,421,187

As of April 30, 2023, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500 ® E-mini Index	144	06/16/23	$29,731,018	$30,157,200	$426,182

Total Futures Contracts			$29,731,018	$30,157,200	$426,182

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$324,990	$943,262,183	—	$943,587,173
Belgium	—	168,357,704	—	168,357,704
Canada	240,055,835	—	—	240,055,835
China	—	8,071,233	—	8,071,233
France	—	250,180,797	—	250,180,797
Germany	—	8,590,072	—	8,590,072
Hong Kong	—	220,315,845	—	220,315,845
Ireland	—	6,213,780	—	6,213,780

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Italy	—	$2,293,010	—	$2,293,010
Japan	—	1,174,432,557	—	1,174,432,557
Malaysia	—	24,055,792	—	24,055,792
Mexico	$111,590,869	—	—	111,590,869
Netherlands	—	48,098,773	—	48,098,773
New Zealand	—	61,403,783	—	61,403,783
Singapore	—	530,687,720	—	530,687,720
South Africa	—	79,641,292	—	79,641,292
South Korea	—	11,182,859	—	11,182,859
Spain	—	58,829,940	—	58,829,940
Taiwan	—	14,665,036	—	14,665,036
Turkey	—	16,810,923	—	16,810,923
United Kingdom	—	658,121,931	—	658,121,931
Securities Lending Collateral	—	193,234,263	—	193,234,263
Futures Contracts**	426,182	—	—	426,182

TOTAL	$352,397,876	$4,478,449,493	—	$4,830,847,369

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value†
COMMON STOCKS — (63.0%)
UNITED STATES — (63.0%)
	Acadia Realty Trust	430,306	$5,813,434
	Agree Realty Corp.	388,869	26,439,203
	Alexander’s, Inc.	9,975	1,856,048
	Alexandria Real Estate Equities, Inc.	682,331	84,731,864
	Alpine Income Property Trust, Inc.	32,771	526,958
	American Assets Trust, Inc.	257,534	4,687,119
	American Homes 4 Rent, Class A	1,444,464	48,042,886
	American Tower Corp.	2,025,334	413,958,016
	Americold Realty Trust, Inc.	1,048,256	31,017,895
	Apartment Income REIT Corp.	705,929	26,105,256
	Apartment Investment & Management Co., Class A	691,791	5,416,724
	Apple Hospitality REIT, Inc.	997,783	14,856,989
#*	Ashford Hospitality Trust, Inc.	78,534	267,016
	AvalonBay Communities, Inc.	606,180	109,336,687
*	Bluerock Homes Trust, Inc.	14,660	289,689
	Boston Properties, Inc.	638,913	34,092,398
#	Braemar Hotels & Resorts, Inc.	232,123	882,067
	Brandywine Realty Trust	803,208	3,156,607
	Brixmor Property Group, Inc.	1,383,499	29,510,034
	Broadstone Net Lease, Inc.	511,864	8,276,841
	BRT Apartments Corp.	32,888	569,949
	Camden Property Trust	447,254	49,220,303
	CareTrust REIT, Inc.	458,689	8,939,849
	CBL & Associates Properties, Inc.	7,353	170,075
	Centerspace	71,229	4,015,891
	Chatham Lodging Trust	203,866	2,087,588
	City Office REIT, Inc.	196,886	1,145,877
	Clipper Realty, Inc.	12,303	64,591
	Community Healthcare Trust, Inc.	111,295	3,983,248
	Corporate Office Properties Trust	516,520	11,823,143
	Cousins Properties, Inc.	677,333	14,772,633
	Creative Media & Community Trust Corp.	2,013	9,018
	Crown Castle, Inc.	1,919,358	236,253,776
#	CTO Realty Growth, Inc.	96,992	1,633,345
	CubeSmart	994,485	45,239,123
	DiamondRock Hospitality Co	956,722	7,759,015
	Digital Realty Trust, Inc.	1,294,053	128,305,335
	Diversified Healthcare Trust	1,078,686	985,272
#	Douglas Emmett, Inc.	880,126	11,336,023
#	Easterly Government Properties, Inc.	411,669	5,792,183
	EastGroup Properties, Inc.	192,511	32,064,632
	Elme Communities	396,242	6,827,250
#	Empire State Realty Trust, Inc., Class A	624,448	3,815,377
#	EPR Properties	344,556	14,457,570
	Equinix, Inc.	406,569	294,388,482
	Equity Commonwealth	497,410	10,306,335
	Equity LifeStyle Properties, Inc.	768,573	52,954,680
	Equity Residential	1,594,019	100,821,702
*††	Esc War Ind.	183,367	0
	Essential Properties Realty Trust, Inc.	649,810	16,082,797
	Essex Property Trust, Inc.	278,559	61,207,769
#	Extra Space Storage, Inc.	598,237	90,955,953
	Federal Realty Investment Trust	340,631	33,685,000
	First Industrial Realty Trust, Inc.	590,328	30,974,510
	Four Corners Property Trust, Inc.	385,542	9,835,176

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value†
UNITED STATES — (Continued)
	Franklin Street Properties Corp.	446,207	$517,600
	Gaming & Leisure Properties, Inc.	1,162,719	60,461,388
	Getty Realty Corp.	196,030	6,533,680
#	Gladstone Commercial Corp.	159,328	1,902,376
	Global Medical REIT, Inc.	273,382	2,536,985
	Global Net Lease, Inc.	466,799	5,256,160
	Healthcare Realty Trust, Inc., Class A	1,770,994	35,030,261
	Healthpeak Properties, Inc.	2,431,366	53,417,111
	Hersha Hospitality Trust, Class A	161,701	1,018,716
	Highwoods Properties, Inc.	485,747	11,133,321
	Host Hotels & Resorts, Inc.	3,072,957	49,689,715
	Hudson Pacific Properties, Inc.	663,921	3,691,401
	Independence Realty Trust, Inc.	985,899	16,415,221
#	Indus Realty Trust, Inc.	9,892	658,510
	Industrial Logistics Properties Trust	299,759	617,504
	Innovative Industrial Properties, Inc.	23,423	1,605,647
	InvenTrust Properties Corp.	104,360	2,353,318
	Invitation Homes, Inc.	2,726,922	90,997,382
	Iron Mountain, Inc.	1,291,525	71,343,841
#	JBG SMITH Properties.	505,248	7,209,896
	Kilroy Realty Corp.	484,385	14,163,417
	Kimco Realty Corp.	2,762,282	53,008,198
	Kite Realty Group Trust	1,036,243	21,470,955
	Lamar Advertising Co., Class A	387,459	40,946,667
	Life Storage, Inc.	375,293	50,431,806
#	LTC Properties, Inc.	187,699	6,278,532
	LXP Industrial Trust	1,322,329	12,429,893
	Macerich Co.	986,530	9,855,435
#	Medical Properties Trust, Inc.	2,806,625	24,614,101
	Mid-America Apartment Communities, Inc.	517,532	79,596,348
	National Health Investors, Inc.	197,591	9,834,104
	National Retail Properties, Inc.	810,141	35,241,133
	National Storage Affiliates Trust	399,905	15,416,338
	Necessity Retail REIT, Inc.	442,459	2,437,949
#	NETSTREIT Corp.	261,895	4,771,727
	NexPoint Residential Trust, Inc.	108,424	4,654,642
#	Office Properties Income Trust	230,161	1,500,650
#	Omega Healthcare Investors, Inc.	1,092,658	29,239,533
	One Liberty Properties, Inc.	76,170	1,677,263
	Orion Office REIT, Inc.	283,145	1,738,510
	Outfront Media, Inc.	637,651	10,623,266
	Paramount Group, Inc.	853,846	3,697,153
	Park Hotels & Resorts, Inc.	1,012,646	12,202,386
#	Pebblebrook Hotel Trust	604,789	8,606,141
	Phillips Edison & Co., Inc.	86,489	2,727,863
	Physicians Realty Trust	1,079,133	15,561,098
	Piedmont Office Realty Trust, Inc., Class A	615,845	4,009,151
	Plymouth Industrial REIT, Inc.	113,434	2,295,904
	Postal Realty Trust, Inc., Class A	49,305	757,818
	Prologis, Inc.	4,075,996	510,518,462
	Public Storage.	699,382	206,198,795
	Realty Income Corp.	2,680,428	168,438,078
	Regency Centers Corp.	688,316	42,283,227
	Retail Opportunity Investments Corp.	577,531	7,525,229
	Rexford Industrial Realty, Inc.	843,983	47,068,932
	RLJ Lodging Trust	734,663	7,420,095
	RPT Realty.	393,781	3,662,163
	Ryman Hospitality Properties, Inc.	231,470	20,753,600
	Sabra Health Care REIT, Inc.	1,054,952	12,026,453

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value†
UNITED STATES — (Continued)
Saul Centers, Inc.	60,810	$2,190,984
SBA Communications Corp.	479,953	125,214,938
# Service Properties Trust	758,082	6,648,379
Simon Property Group, Inc.	1,451,472	164,480,807
SITE Centers Corp.	878,218	10,837,216
# SL Green Realty Corp.	299,429	7,087,479
Spirit Realty Capital, Inc.	628,364	24,166,887
STAG Industrial, Inc.	772,681	26,170,705
Summit Hotel Properties, Inc.	495,000	3,187,800
Sun Communities, Inc.	535,677	74,421,606
Sunstone Hotel Investors, Inc.	958,835	9,137,698
Tanger Factory Outlet Centers, Inc.	480,198	9,416,683
Terreno Realty Corp.	372,611	22,949,111
UDR, Inc.	1,474,492	60,940,754
UMH Properties, Inc.	229,547	3,489,114
Uniti Group, Inc.	1,018,690	3,483,920
Universal Health Realty Income Trust	58,613	2,549,666
Urban Edge Properties.	538,505	7,899,868
Urstadt Biddle Properties, Inc.	6,002	95,912
Urstadt Biddle Properties, Inc., Class A	131,380	2,262,364
Ventas, Inc.	1,737,571	83,490,304
#* Veris Residential, Inc.	388,320	6,349,032
VICI Properties, Inc.	4,369,899	148,314,356
# Vornado Realty Trust	804,456	12,074,885
Welltower, Inc.	2,137,363	169,321,897
Whitestone REIT	214,745	1,921,968
WP Carey, Inc.	907,152	67,310,678
Xenia Hotels & Resorts, Inc.	546,376	6,917,120

TOTAL UNITED STATES		5,132,152,380

AFFILIATED INVESTMENT COMPANIES — (35.0%)
UNITED STATES — (35.0%)
Investment in DFA International Real Estate Securities Portfolio of
DFA Investment Dimensions Group, Inc.	737,252,785	2,801,560,582
Investment in DFA Real Estate Securities Portfolio of
DFA Investment Dimensions Group, Inc.	1,282,729	47,909,950

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		2,849,470,532

TOTAL INVESTMENT SECURITIES
(Cost $8,047,635,845)		7,981,622,912

SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund.	14,331,867	165,776,705

TOTAL INVESTMENTS — (100.0%)
(Cost $8,213,383,304)		$8,147,399,617

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$5,132,152,380	—	—	$5,132,152,380
Affiliated Investment Companies	2,849,470,532	—	—	2,849,470,532
Securities Lending Collateral	—	$165,776,705	—	165,776,705

TOTAL	$7,981,622,912	$165,776,705	—	$8,147,399,617

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.8%)
AUSTRALIA — (5.8%)
#	29Metals Ltd.	28,724	$22,722
*	A2B Australia Ltd.	37,470	38,170
	Accent Group Ltd.	1,762,494	2,982,624
	Acrow Formwork & Construction Services Ltd.	3,470	2,012
#	Adairs Ltd.	235,892	351,993
	Adbri Ltd.	3,175,433	3,352,733
#*	Aeris Resources Ltd.	181,399	57,283
*	Ainsworth Game Technology Ltd.	814,002	522,628
*	Alkane Resources Ltd.	1,853,591	1,081,252
*	Alliance Aviation Services Ltd.	257,340	529,601
	AMP Ltd.	1,414,400	1,069,367
	Ansell Ltd.	819,055	14,575,161
#*	Appen Ltd.	853,655	1,789,827
*	Aurelia Metals Ltd.	11,685,484	1,053,392
	Austal Ltd.	4,740,662	5,202,862
	Austin Engineering Ltd.	656,808	169,906
*	Australian Agricultural Co. Ltd.	2,617,164	2,665,893
#	Australian Vintage Ltd.	612,478	207,377
	Auswide Bank Ltd.	14,609	51,034
	AVJennings Ltd.	1,267,073	381,571
	Bapcor Ltd.	2,514,411	10,971,868
	Base Resources Ltd.	1,999,653	251,310
*	BCI Minerals Ltd.	917,845	140,199
	Beach Energy Ltd.	21,908,481	21,564,268
	Bega Cheese Ltd.	4,179,557	10,524,296
#	Bell Financial Group Ltd.	49,868	32,084
#*	Boral Ltd.	108,302	297,274
#	Bravura Solutions Ltd.	3,472,458	1,039,123
	Brickworks Ltd.	928,664	15,451,248
*	BWX Ltd.	1,263,882	167,262
	Calima Energy Ltd.	1,517,494	111,436
	Capral Ltd.	28,874	141,207
*††	CDS Technologies Ltd.	15,209	0
#	Cedar Woods Properties Ltd.	987,320	3,206,742
	Champion Iron Ltd.	218,210	948,093
#*	Cooper Energy Ltd.	44,453,096	5,026,192
	Costa Group Holdings Ltd.	3,308,812	5,490,756
	Credit Corp. Group Ltd.	157,577	1,897,475
	CSR Ltd.	1,802,035	6,308,424
	DDH1 Ltd.	131,455	74,306
	Domain Holdings Australia Ltd.	303,716	677,378
	Downer EDI Ltd.	9,764,085	23,099,223
	Elanor Investor Group	68,066	72,817
	Elders Ltd.	671,968	3,617,889
#	Emeco Holdings Ltd.	3,570,667	1,625,185
	Enero Group Ltd.	24,327	29,425
	EQT Holdings Ltd.	35,138	629,206
#	Estia Health Ltd.	3,129,699	5,460,418
	EVT Ltd.	574,658	4,605,442
#	Fenix Resources Ltd.	218,733	34,833
	Finbar Group Ltd.	11,796	4,886
#	FleetPartners Group Ltd.	4,437,897	6,185,427
	Fleetwood Ltd.	1,208,169	1,212,208
#	G8 Education Ltd.	12,341,163	9,993,314
	GrainCorp Ltd., Class A	4,783,456	21,672,818

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Grange Resources Ltd.	8,155,193	$3,347,195
	GTN Ltd.	74,832	23,756
#	GUD Holdings Ltd.	634,094	4,044,850
	GWA Group Ltd.	1,615,953	1,887,649
	Healius Ltd.	10,479,644	20,826,079
	Helia Group Ltd.	6,335,205	13,307,629
	Horizon Oil Ltd.	118,216	12,609
#	HT&E Ltd.	3,102,191	2,360,716
#	Humm Group Ltd.	4,134,906	1,314,601
	Insignia Financial Ltd.	7,900,417	15,680,492
	IVE Group Ltd.	1,209,244	1,907,684
	Jupiter Mines Ltd.	1,747,299	289,822
*	Karoon Energy Ltd.	1,339,927	1,915,434
	Kelsian Group Ltd.	185,568	756,471
*††	Lednium Technology Pty. Ltd.	438,495	0
	Link Administration Holdings Ltd.	4,305,127	6,073,792
	Lycopodium Ltd.	61,224	414,208
	Macmahon Holdings Ltd.	8,442,434	756,298
#	Magellan Financial Group Ltd.	627,859	3,402,683
	McPherson’s Ltd.	1,763,589	689,732
*	Metals X Ltd.	255,210	46,795
	Michael Hill International Ltd.	416,865	276,067
*	MMA Offshore Ltd.	1,637,091	1,308,142
#	Monadelphous Group Ltd.	247,009	2,036,119
	Monash IVF Group Ltd.	4,884,643	3,744,366
#*	Mount Gibson Iron Ltd.	10,696,342	3,381,992
	Myer Holdings Ltd.	12,319,278	7,170,376
	MyState Ltd.	1,283,676	3,034,756
#	Navigator Global Investments Ltd.	1,080,469	764,240
	New Hope Corp. Ltd.	2,993,252	10,580,893
	Nickel Industries Ltd.	11,086,636	7,053,692
	Nine Entertainment Co. Holdings Ltd.	3,354,008	4,626,555
#	NRW Holdings Ltd.	6,891,462	11,075,117
	Nufarm Ltd.	5,947,885	22,115,547
*	Nuix Ltd.	14,040	10,032
	OM Holdings Ltd.	97,211	43,296
	oOh!media Ltd.	4,243,393	4,649,277
	Pacific Current Group Ltd.	70,198	351,037
	Pact Group Holdings Ltd.	896,130	595,205
	Peet Ltd.	3,093,792	2,322,923
*	Perenti Ltd.	11,132,077	8,530,704
	Perpetual Ltd.	298,887	4,884,665
	Perseus Mining Ltd.	16,581,139	24,505,137
*	PEXA Group Ltd.	585,085	5,192,470
	Premier Investments Ltd.	456,042	7,936,643
	Propel Funeral Partners Ltd.	129,988	379,245
#	Ramelius Resources Ltd.	10,933,842	9,542,060
*	Regis Resources Ltd.	12,091,918	17,109,268
#*	Reject Shop Ltd.	261,497	835,249
	Reliance Worldwide Corp. Ltd.	4,979,918	13,580,881
#*	Resolute Mining Ltd.	35,785,522	11,355,469
*	Retail Food Group Ltd.	440,548	21,056
	Ridley Corp. Ltd.	5,393,421	7,733,261
#*	Sandfire Resources Ltd.	8,119,673	35,376,209
	Select Harvests Ltd.	2,316,581	6,797,586
	Servcorp Ltd.	409,955	860,385
#	Service Stream Ltd.	5,757,058	2,543,064
*	Seven West Media Ltd.	223,409	57,133
	SG Fleet Group Ltd.	49,174	65,871

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Shaver Shop Group Ltd.	1,100,901	$784,549
	Sigma Healthcare Ltd. .	13,044,641	6,054,231
*	Silver Lake Resources Ltd.	14,691,434	12,385,313
	Sims Ltd.	3,005,429	31,496,136
#	Solvar Ltd.	2,525,970	3,165,471
	Southern Cross Electrical Engineering Ltd.	209,262	88,912
	Southern Cross Media Group Ltd.	1,809,434	1,004,514
*††	SpeedCast International Ltd.	59,723	0
	SRG Global Ltd.	426,333	213,857
*	Star Entertainment Group Ltd.	22,660,552	19,208,776
#	Sunland Group Ltd.	2,014,844	1,921,120
	Super Retail Group Ltd.	2,101,381	18,964,102
*	Superloop Ltd.	2,535,584	1,035,111
	Tabcorp Holdings Ltd.	22,824,624	15,920,505
	Ten Sixty Four Ltd.	500,279	188,690
#*	Tesserent Ltd.	203,879	7,737
#	United Malt Group Ltd.	5,437,857	15,931,255
*††	Virgin Australia Holdings Pty. Ltd.	39,419,376	0
Ω	Viva Energy Group Ltd.	1,855,219	3,834,735
*	West African Resources Ltd.	2,411,866	1,560,438
*	Westgold Resources Ltd.	4,937,258	4,989,605

TOTAL AUSTRALIA			658,930,980

AUSTRIA — (0.7%)
	Agrana Beteiligungs AG	364,622	6,855,103
Ω	BAWAG Group AG	205,626	10,029,209
	EVN AG	19,686	474,440
*	Lenzing AG	725	47,448
	Oberbank AG	12,812	1,630,900
	POLYTEC Holding AG	44,989	229,681
	Porr AG	56,252	860,162
*	Raiffeisen Bank International AG	530,260	8,145,690
	Semperit AG Holding.	31,359	824,715
	Telekom Austria AG	74,910	584,828
	UNIQA Insurance Group AG	513,315	4,605,814
	Vienna Insurance Group AG Wiener Versicherung Gruppe	419,015	12,328,677
	voestalpine AG	835,802	28,978,694
	Zumtobel Group AG	168,909	1,326,739

TOTAL AUSTRIA.			76,922,100

BELGIUM — (1.6%)
	Ackermans & van Haaren NV	278,162	48,927,393
*	AGFA-Gevaert NV	1,528,535	4,290,470
	Bekaert SA	847,612	39,459,807
#	bpost SA	250,465	1,232,291
*	Cie d’Entreprises CFE	51,813	560,050
#	Deceuninck NV	1,411,924	3,663,480
*	Deme Group NV	33,721	4,462,110
	Euronav NV	2,417,622	41,415,834
	Exmar NV	41,420	543,051
*	Galapagos NV	114,980	4,461,145
	Gimv NV	177,102	9,237,450
#*	Greenyard NV	72,342	494,413
	Immobel SA	25,579	1,276,146
#*	Ontex Group NV	26,323	225,776
#	Proximus SADP	469,040	3,998,369
	Recticel SA	572,870	8,165,979
	Roularta Media Group NV	10,995	212,691

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Sipef NV	89,162	$5,810,367
*	Tessenderlo Group SA	139,577	4,625,029
#	VGP NV	4,600	481,573
	Viohalco SA	35,319	189,432

TOTAL BELGIUM			183,732,856

CANADA — (12.3%)
*	5N Plus, Inc.	82,440	185,587
#	Acadian Timber Corp.	111,077	1,292,079
#	ADENTRA, Inc.	12,223	234,744
*	Advantage Energy Ltd.	3,182,696	17,900,242
#	Aecon Group, Inc.	1,134,943	10,613,520
	Africa Oil Corp.	223,875	432,928
#	AGF Management Ltd., Class B	1,333,476	7,401,365
#	Agnico Eagle Mines Ltd.	480,666	27,267,981
#*	Aimia, Inc.	58,791	153,177
	Alamos Gold, Inc.,Class A	8,134,113	105,128,971
#	Alaris Equity Partners Income	340,992	4,369,208
#	Algoma Central Corp.	307,731	3,543,273
	Amerigo Resources Ltd.	84,315	100,193
#	Andrew Peller Ltd., Class A	36,665	119,344
*	Argonaut Gold, Inc.	3,137,386	1,435,716
	B2Gold Corp.	14,685,789	57,843,878
#*	Baytex Energy Corp.	931,555	3,506,610
#	Birchcliff Energy Ltd.	5,584,757	33,842,016
	Bird Construction, Inc.	4,700	29,729
	Black Diamond Group Ltd.	1,005,535	5,083,895
*	Bonterra Energy Corp.	282,052	1,388,557
*	Calfrac Well Services Ltd.	16,706	52,528
#	Canaccord Genuity Group, Inc.	1,166,180	9,304,650
#	Canadian Western Bank	1,891,296	33,921,462
*	Canfor Corp.	1,020,635	15,337,586
*	Capstone Copper Corp.	2,048,287	9,630,282
#	Cardinal Energy Ltd.	1,024,595	5,520,569
#	Cascades, Inc.	2,349,197	19,142,440
*	Celestica, Inc.	2,322,671	25,201,467
	Centerra Gold, Inc.	4,611,861	31,180,313
	CES Energy Solutions Corp.	1,437,830	2,854,753
	Chesswood Group Ltd.	56,300	351,550
#	Cogeco Communications, Inc.	63,825	3,093,146
#	Cogeco, Inc.	43,923	1,869,609
	Conifex Timber, Inc.	21,950	24,788
#	Corus Entertainment, Inc., Class B	3,400,796	3,564,328
	Crescent Point Energy Corp.	10,780,060	79,745,361
*	Crew Energy, Inc.	2,467,569	8,377,914
	Dexterra Group, Inc.	280,391	1,005,795
	Doman Building Materials Group Ltd.	648,505	2,938,938
*	Dorel Industries, Inc., Class B	117,131	343,219
	DREAM Unlimited Corp., Class A	239,281	3,989,627
	Dundee Precious Metals, Inc.	3,015,064	22,120,335
	ECN Capital Corp.	452,045	1,054,332
	E-L Financial Corp. Ltd.	6,059	4,103,135
#*	Eldorado Gold Corp.	2,912,877	32,186,686
	Element Fleet Management Corp.	28,001	366,223
	Enerflex Ltd.	746,311	4,527,938
*	Ensign Energy Services, Inc.	2,057,648	4,024,628
#	EQB, Inc.	510,080	22,626,717
#*	Equinox Gold Corp.	2,444,500	12,166,294
	Exco Technologies Ltd.	360,519	1,958,460

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Firm Capital Mortgage Investment Corp.	168,232	$1,380,773
#	First Majestic Silver Corp.	118,829	838,933
#*	Fortuna Silver Mines, Inc.	4,097,626	15,320,006
*	Frontera Energy Corp.	432,703	4,094,367
#*	GoldMoney, Inc.	8,200	12,528
*	Gran Tierra Energy, Inc.	4,601,096	3,633,740
	Guardian Capital Group Ltd., Class A	86,770	2,712,903
*	Heroux-Devtek, Inc.	242,947	2,309,597
	High Liner Foods, Inc.	265,296	2,852,982
#	Home Capital Group, Inc.	1,308,749	42,068,140
	Hudbay Minerals, Inc.	4,509,223	22,598,102
*	IAMGOLD Corp.	5,673,110	16,243,096
#	InPlay Oil Corp.	27,400	56,424
*	Interfor Corp.	985,799	15,468,935
*	Kelt Exploration Ltd.	1,246,574	4,554,407
*	Knight Therapeutics, Inc.	607,571	2,017,987
#	KP Tissue, Inc.	7,820	58,700
	Lassonde Industries, Inc., Class A	13,858	992,261
#	Laurentian Bank of Canada.	962,431	22,880,690
	Leon’s Furniture Ltd.	2,558	36,533
#*††	Lightstream Resources Ltd.	2,048,004	0
	Linamar Corp.	965,007	45,869,617
*	Lucara Diamond Corp.	42,000	16,120
	Lundin Mining Corp.	477,075	3,644,482
	Magellan Aerospace Corp.	91,775	484,328
*	Mandalay Resources Corp.	8,398	15,124
	Martinrea International, Inc.	2,202,353	23,001,288
*	MDA Ltd.	66,939	329,544
	Medical Facilities Corp.	60,123	380,747
*	MEG Energy Corp.	4,540,351	75,602,700
	Melcor Developments Ltd.	149,409	1,277,009
*††	Mercator Minerals Ltd.	861,957	0
	Methanex Corp.	286,775	12,842,975
#	Mullen Group Ltd.	1,011,134	11,202,068
	Neo Performance Materials, Inc.	39,626	262,643
*	New Gold, Inc.	2,100,603	2,696,293
*	NuVista Energy Ltd.	2,678,321	23,247,633
#*	Obsidian Energy Ltd.	283,575	1,845,857
	OceanaGold Corp.	13,212,491	30,231,186
	Onex Corp.	144,455	6,652,063
*	Organigram Holdings, Inc.	28,444	14,276
	Osisko Gold Royalties Ltd.	227,386	3,697,246
	Pan American Silver Corp.	2,097,141	37,335,816
#	Paramount Resources Ltd., Class A	688,933	16,312,481
	Parex Resources, Inc.	1,529,655	31,059,386
	Park Lawn Corp.	8,000	155,707
*	Petrus Resources Ltd.	63,260	77,041
#	Peyto Exploration & Development Corp.	2,733,245	24,894,448
	Pizza Pizza Royalty Corp.	475,916	4,886,144
	Polaris Renewable Energy, Inc.	349,776	3,449,096
	PrairieSky Royalty Ltd.	886,362	13,987,098
*	Precision Drilling Corp.	287,604	14,322,771
#	Quarterhill, Inc.	1,386,277	1,371,083
	Russel Metals, Inc.	698,189	17,778,736
*	ShawCor Ltd.	369,236	3,324,855
*	SNDL, Inc.	172,438	256,932
*††	Sonde Resources Corp.	463,104	0
*††	Southern Pacific Resource Corp.	156,000	0
#	SSR Mining, Inc.	3,291,467	47,132,306

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Stella-Jones, Inc.	127,429	$4,986,741
#*Ω	STEP Energy Services Ltd.	86,521	212,654
	Supremex, Inc.	16,500	69,783
	Surge Energy, Inc.	213,214	1,380,143
#	Tamarack Valley Energy Ltd.	1,866,564	5,152,563
#	Tidewater Midstream & Infrastructure Ltd.	1,996,890	1,341,233
	Timbercreek Financial Corp.	1,010,344	5,876,304
*	Torex Gold Resources, Inc.	1,022,781	16,781,505
	Total Energy Services, Inc.	505,474	2,988,410
	TransAlta Corp.	1,017,847	9,075,242
#	Transcontinental, Inc., Class A	1,302,611	14,027,453
	Trican Well Service Ltd.	167,346	391,547
*	Uni-Select, Inc.	197,215	6,774,467
	Vermilion Energy, Inc.	1,167,655	14,791,023
	VersaBank.	39,241	287,874
*	Victoria Gold Corp.	9,246	66,606
	Wajax Corp.	205,240	3,643,224
*	Well Health Technologies Corp.	52,539	215,608
	Western Forest Products, Inc.	2,303,511	1,768,204
#	Whitecap Resources, Inc.	4,488,567	35,382,436
*	Yangarra Resources Ltd.	406,155	545,597

TOTAL CANADA			1,390,004,906

CHINA — (0.2%)
*	AustAsia Group Ltd.	649,992	265,207
Ω	BOC Aviation Ltd.	85,100	674,499
	China Gold International Resources Corp. Ltd.	2,930,833	14,753,132
	Fountain SET Holdings Ltd.	3,380,000	301,429
*	Goodbaby International Holdings Ltd.	4,527,000	318,224
*††	Hanfeng Evergreen, Inc.	707,267	0
#	SIIC Environment Holdings Ltd.	7,034,600	1,031,079

TOTAL CHINA			17,343,570

DENMARK — (3.3%)
	BankNordik P/F.	1,339	28,621
	D/S Norden AS	474,267	29,801,360
	Dfds AS	531,025	21,391,495
#	FLSmidth & Co. AS	518,270	20,475,960
#	GronlandsBANKEN AS	1,455	130,027
	H Lundbeck AS	2,561,947	13,564,525
	H Lundbeck AS, Class A	201,258	1,013,668
*	H+H International AS, Class B	84,576	1,388,488
*	Harboes Bryggeri AS, Class B	3,226	35,318
*	Jyske Bank AS	1,132,114	82,773,241
	Matas AS	637,470	8,020,278
*	Nilfisk Holding AS	11,840	243,119
#*	NKT AS	100,870	5,301,050
*Ω	NNIT AS	12,704	140,930
	North Media AS	31,476	279,652
	Per Aarsleff Holding AS	466,595	20,096,438
	Rockwool AS, Class A	2,007	483,244
	Rockwool AS, Class B	23,345	5,654,217
Ω	Scandinavian Tobacco Group AS, Class A	1,148,645	22,435,426
	Schouw & Co. AS	363,558	30,952,414
	Solar AS, Class B	42,320	3,462,206
	Spar Nord Bank AS	1,956,963	31,830,894
	Sparekassen Sjaelland-Fyn AS	61,472	1,751,606
	Sydbank AS	1,480,098	66,033,587

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	TORM PLC, Class A	133,906	$4,191,194
	UIE PLC	123,246	3,420,558

TOTAL DENMARK.			374,899,516

FINLAND — (2.1%)
#	Aktia Bank Oyj	480,988	4,839,508
	Aspo Oyj	35,079	315,212
	Atria Oyj	285,366	3,392,858
	Cargotec Oyj, Class B	933,302	51,573,680
Ω	Enento Group Oyj	3,047	62,329
	Fiskars Oyj Abp.	229,946	3,973,627
#*	HKScan Oyj, Class A	500,771	438,723
#	Huhtamaki Oyj	101,645	3,663,898
	Kemira Oyj	2,771,507	48,617,124
	Konecranes Oyj	817,033	32,003,058
#	Metsa Board Oyj, Class B	3,719,167	26,818,326
	Oma Saastopankki Oyj	30,578	653,795
	Oriola Oyj, Class A	5,285	8,766
	Oriola Oyj, Class B	532,794	852,853
#	Outokumpu Oyj	5,785,335	31,539,145
	Raisio Oyj, Class V	945,606	2,374,995
	Rapala VMC Oyj	65,979	291,492
	Suominen Oyj	8,980	26,740
*	Teleste Oyj	21,688	82,078
Ω	Terveystalo Oyj	412,704	3,608,504
	TietoEVRY Oyj	746,588	23,856,345
#	YIT Oyj	253,326	655,791

TOTAL FINLAND			239,648,847

FRANCE — (4.5%)
	AKWEL	166,264	2,467,308
Ω	ALD SA	314,553	3,789,379
	Altamir.	343,540	10,601,761
	Assystem SA	34,727	1,663,124
	Axway Software SA	3,827	89,769
	Bigben Interactive	54,993	328,508
	Bonduelle SCA	230,248	2,907,932
	Burelle SA	485	261,559
#*	Casino Guichard Perrachon SA	385,830	3,283,387
*	CGG SA	9,865,362	7,382,767
	Chargeurs SA	3,837	63,025
	Cie des Alpes	346,768	5,499,784
	Cie Plastic Omnium SA	8,680	153,676
	Coface SA	1,425,595	21,820,766
	Derichebourg SA	1,105,763	6,838,335
	Elis SA	3,471,624	68,959,716
	Etablissements Maurel et Prom SA	625,582	2,387,966
	Eurazeo SE	58,583	4,183,052
#	Eutelsat Communications SA	2,195,103	14,592,312
	Exel Industries, Class A	525	29,398
*	Faurecia SE	626,421	13,006,901
	Fnac Darty SA	232,013	8,747,627
*	Gaumont SA	11,739	1,241,603
*	GL Events.	163,560	3,929,106
	Groupe Crit	8,575	708,904
	Groupe SFPI	140,840	341,576
	Guerbet	16,256	298,604
	Haulotte Group SA	27,416	105,972

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Imerys SA	367,799	$15,119,639
	IPSOS	351,893	19,079,836
	Jacquet Metals SACA	304,457	5,951,518
#	Korian SA	742,644	6,443,354
#	LISI.	43,771	1,240,620
Ω	Maisons du Monde SA	235,677	2,485,910
	Manitou BF SA	6,297	155,524
#	Mersen SA	308,418	12,441,620
	Metropole Television SA	10,528	169,973
	Nexity SA	496,933	13,036,974
#*	OL Groupe SA	45,894	148,828
#	Plastiques Du Val De Loire	117,952	403,386
	Quadient SA	579,314	11,515,674
#*	Rallye SA	809	1,369
	Rexel SA	2,650,388	61,392,540
	Rothschild & Co.	425,729	21,977,849
	Samse SACA	990	206,881
	Savencia SA	119,683	8,312,067
	SCOR SE	1,649,490	42,665,865
	Seche Environnement SA	32,590	3,729,322
	SES SA	5,610,885	34,802,254
*Ω	SMCP SA	336,730	2,981,198
	Societe BIC SA	16,075	992,088
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	6,944	748,839
	Societe LDC SA	264	33,148
	Television Francaise 1	730,625	5,887,942
	Totalenergies EP Gabon	9,168	1,818,822
	Valeo	1,884,775	36,803,358
	Vicat SA	269,195	7,853,480
	VIEL & Cie SA	25,721	215,462
	Vilmorin & Cie SA	104,079	4,937,176
	Vranken-Pommery Monopole SA	17,057	341,016
*Ω	X-Fab Silicon Foundries SE	36,215	308,462

TOTAL FRANCE			509,885,811

GERMANY — (5.3%)
	1&1 AG	645,577	7,533,438
	7C Solarparken AG	240,426	1,056,106
*	Aareal Bank AG	1,090,383	37,125,295
	Aurubis AG	569,774	53,454,635
#*	Bauer AG	568,171	4,018,620
	BayWa AG	307,317	13,159,119
	Bertrandt AG	26,998	1,504,046
*	Bijou Brigitte AG	44,636	2,696,285
	Bilfinger SE	332,315	14,377,146
#*	Borussia Dortmund GmbH & Co. KGaA	1,166,642	5,836,136
	CANCOM SE	43,752	1,575,380
*	CECONOMY AG	100,948	308,049
	CropEnergies AG	465,223	5,387,893
	Deutsche Beteiligungs AG	204,110	6,450,670
Ω	Deutsche Pfandbriefbank AG	18,147	167,377
	Deutz AG	1,913,486	12,719,345
	DMG Mori AG	6,754	320,018
	Draegerwerk AG & Co. KGaA	40,773	1,878,348
	Duerr AG	92,993	3,226,575
Ω	DWS Group GmbH & Co. KGaA	141,995	4,721,389
	Elmos Semiconductor SE	4,744	358,571
	ElringKlinger AG	490,051	5,508,553
#*	flatexDEGIRO AG	8,640	93,118

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	FORTEC Elektronik AG	1,354	$34,037
#*	Fraport AG Frankfurt Airport Services Worldwide	243,557	13,117,325
	Freenet AG	417,178	11,893,333
	Gerresheimer AG	67,957	7,405,095
	Gesco SE	105,968	3,165,784
	GRENKE AG	98,438	3,530,487
*	H&R GmbH & Co. KGaA.	225,768	1,294,888
	Hamburger Hafen und Logistik AG	114,887	1,585,452
#*	Heidelberger Druckmaschinen AG	556,607	1,153,866
*	Highlight Communications AG	11,679	46,895
	Hornbach Holding AG & Co. KGaA	155,633	13,223,759
	Indus Holding AG	369,216	10,935,771
Ω	Instone Real Estate Group SE	136,616	1,093,054
	Jenoptik AG	13,128	419,050
Ω	JOST Werke SE	22,136	1,223,063
	K&S AG	3,131,304	62,456,480
	KION Group AG	431,507	17,895,698
	Kloeckner & Co. SE	1,374,368	15,255,410
*	Koenig & Bauer AG	97,453	2,014,427
	Krones AG	53,657	7,050,260
	KSB SE & Co. KGaA	5,653	3,397,796
	KWS Saat SE & Co. KGaA	18,019	1,168,344
	Lanxess AG	712,149	29,017,788
#*	Leoni AG	73,364	21,529
*	Mediclin AG	524,545	1,739,371
*	Medios AG	5,836	117,116
*	METRO AG	1,125,810	9,574,928
	MLP SE	1,308,199	7,456,388
	Mutares SE & Co. KGaA	30,869	715,442
	Norma Group SE	199,820	4,753,360
	PNE AG	554,779	9,064,769
	Progress-Werk Oberkirch AG	5,898	199,201
	ProSiebenSat.1 Media SE	908,129	8,155,177
*	q.beyond AG	1,413,250	1,142,707
	RTL Group SA	10,624	497,991
	SAF-Holland SE	750,702	10,387,106
	Salzgitter AG	708,360	28,086,223
#*	SGL Carbon SE	33,170	305,987
	Siltronic AG	64,309	4,635,083
	Software AG	16,508	563,974
	Suedzucker AG	988,615	19,970,979
	SUESS MicroTec SE	2,869	74,838
#	Surteco Group SE	100,701	2,184,138
	Synlab AG	72,462	765,234
#	Takkt AG	453,329	7,259,963
	Technotrans SE	1,248	38,390
	thyssenkrupp AG	6,684,272	48,101,461
	United Internet AG	503,309	8,641,481
*	Vitesco Technologies Group AG, Class A	135,232	9,260,846
	Vossloh AG	79,974	3,668,524
	Wacker Neuson SE	718,537	17,525,687
	Wuestenrot & Wuerttembergische AG	249,522	4,539,543

TOTAL GERMANY			601,301,610

GREECE — (0.0%)
*††	Michaniki SA	986,718	0
*††	Tropea Holding SA	4,581	0

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (2.2%)
	Aeon Credit Service Asia Co. Ltd.	1,184,000	$800,172
	Allied Group Ltd.	32,450,000	6,908,405
	Asia Financial Holdings Ltd.	3,462,106	1,512,973
*	Asia Standard Hotel Group Ltd.	4,384,077	65,492
*	Asia Standard International Group Ltd.	11,459,503	920,439
	Associated International Hotels Ltd.	917,000	1,100,254
	Bank of East Asia Ltd.	5,464,986	7,202,357
	BOCOM International Holdings Co. Ltd.	3,235,000	183,553
*	Century City International Holdings Ltd.	26,919,300	1,154,533
	Chen Hsong Holdings	3,236,000	718,274
	Cheuk Nang Holdings Ltd.	5,095,016	1,271,764
	Chevalier International Holdings Ltd.	2,506,858	2,189,358
*	China Energy Development Holdings Ltd.	4,910,000	56,973
*	China Tonghai International Financial Ltd.	1,190,000	29,790
	Chinney Investments Ltd.	1,192,000	182,086
	Chow Sang Sang Holdings International Ltd.	3,831,000	5,033,577
	Chuang’s China Investments Ltd.	22,154,415	686,609
	Chuang’s Consortium International Ltd.	17,825,520	1,432,343
	CITIC Telecom International Holdings Ltd.	10,987,000	4,414,013
Ω	Crystal International Group Ltd.	677,000	261,244
*	CSC Holdings Ltd.	3,600,000	17,469
	CSI Properties Ltd.	106,655,476	2,157,145
*††	CW Group Holdings Ltd.	1,696,500	0
	Dah Sing Banking Group Ltd.	7,159,888	5,742,909
	Dah Sing Financial Holdings Ltd.	2,907,356	7,448,426
	Dickson Concepts International Ltd.	1,989,000	1,043,578
	Eagle Nice International Holdings Ltd.	1,116,000	618,254
*††	EcoGreen International Group Ltd.	3,623,840	164,488
	Emperor International Holdings Ltd.	21,990,333	1,738,028
	Emperor Watch & Jewellery Ltd.	54,840,000	1,223,210
*	Esprit Holdings Ltd.	1,800,000	147,248
	Far East Consortium International Ltd.	31,219,443	7,886,463
	First Pacific Co. Ltd.	25,948,000	8,689,057
#*Ω	FIT Hon Teng Ltd.	8,075,000	1,601,041
	Get Nice Financial Group Ltd.	5,013,324	421,982
	Giordano International Ltd.	1,942,000	584,201
	Glorious Sun Enterprises Ltd.	3,412,000	321,851
*	Gold Peak Technology Group Ltd., Class L.	7,106,907	506,958
	Golden Resources Development International Ltd.	9,469,000	1,572,410
*††	Goodresources	500,000	0
*	GR Properties Ltd.	548,000	62,060
	Great Eagle Holdings Ltd.	3,280,240	6,698,173
	G-Resources Group Ltd.	1,353,850	363,391
	Guotai Junan International Holdings Ltd.	21,440,000	1,810,843
*	Haitong International Securities Group Ltd.	19,079,367	1,610,506
	Hang Lung Group Ltd.	4,782,000	8,406,869
	Hanison Construction Holdings Ltd.	7,678,724	1,065,660
*	Harbour Centre Development Ltd.	2,204,000	2,029,450
	HKR International Ltd.	16,349,357	5,327,214
	Hon Kwok Land Investment Co. Ltd.	6,280,935	1,612,162
	Hong Kong Economic Times Holdings Ltd.	64,000	9,539
	Hong Kong Ferry Holdings Co. Ltd.	2,595,000	2,355,994
*	Hongkong & Shanghai Hotels Ltd.	7,658,841	7,523,562
	Hongkong Chinese Ltd.	20,343,100	1,380,967
#*††	Hsin Chong Group Holdings Ltd.	24,669,006	0
	Hung Hing Printing Group Ltd.	6,999,275	1,008,392
	Hutchison Telecommunications Hong Kong Holdings Ltd.	23,694,000	4,110,416
*	IPE Group Ltd.	10,275,000	693,404
#*	IRC Ltd.	80,346,000	923,775

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Jacobson Pharma Corp. Ltd.	650,000	$78,820
	Johnson Electric Holdings Ltd.	3,628,226	4,056,587
	K Wah International Holdings Ltd.	7,804,000	2,696,785
*	Kader Holdings Co. Ltd.	106,000	5,824
	Keck Seng Investments Hong Kong Ltd.	1,046,000	385,412
	Kerry Logistics Network Ltd.	1,875,500	2,657,356
	Kerry Properties Ltd.	4,304,500	11,106,063
	Kowloon Development Co. Ltd.	8,263,277	9,006,147
*	Kwoon Chung Bus Holdings Ltd.	218,000	59,742
*	Lai Sun Development Co. Ltd.	8,347,896	1,644,653
*	Lai Sun Garment International Ltd.	14,413,359	2,846,703
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	3,929,000	521,900
*	Lerado Financial Group Co. Ltd.	65,840	1,325
	Lippo China Resources Ltd.	4,888,000	63,336
	Lippo Ltd.	4,619,500	1,164,292
	Liu Chong Hing Investment Ltd.	4,092,000	3,328,157
	Luk Fook Holdings International Ltd.	779,000	2,496,324
	Lung Kee Bermuda Holdings.	658,000	186,171
*	Magnificent Hotel Investment Ltd.	38,616,600	564,029
*	Mason Group Holdings Ltd.	8,460,400	30,129
*	Midland Holdings Ltd.	1,815,969	190,291
	Miramar Hotel & Investment	2,327,000	3,418,266
	Nanyang Holdings Ltd.	98,350	342,460
	National Electronics Holdings	3,257,648	369,405
	NWS Holdings Ltd.	9,674,000	8,379,246
	Oriental Enterprise Holdings Ltd.	118,000	9,769
	Oriental Watch Holdings.	6,178,587	3,539,290
*††	Pacific Andes International Holdings Ltd.	88,958,890	0
	Pacific Basin Shipping Ltd.	5,472,000	1,904,016
*	Paliburg Holdings Ltd.	9,175,041	1,910,705
	PC Partner Group Ltd.	460,000	263,833
	Pico Far East Holdings Ltd.	786,000	132,538
	Playmates Holdings Ltd.	26,123,000	1,899,277
	Pokfulam Development Co. Ltd.	66,000	69,767
*	PT International Development Co. Ltd.	1,710,000	25,516
	Public Financial Holdings Ltd.	4,868,444	1,366,417
*	Regal Hotels International Holdings Ltd.	7,834,623	3,098,168
	Safety Godown Co. Ltd.	420,000	112,348
	SAS Dragon Holdings Ltd.	36,000	16,029
#	SEA Holdings Ltd.	2,387,368	656,677
*	Shangri-La Asia Ltd.	620,000	571,959
*	Shenwan Hongyuan HK Ltd.	815,000	42,816
*	Shun Ho Property Investments Ltd.	271,173	40,477
*	Shun Tak Holdings Ltd.	24,530,546	4,452,946
	Singamas Container Holdings Ltd.	19,018,000	1,480,432
	SmarTone Telecommunications Holdings Ltd.	2,141,000	1,303,122
	Soundwill Holdings Ltd.	1,507,500	1,275,276
*	South China Holdings Co. Ltd.	30,297,751	172,280
	Stella International Holdings Ltd.	366,500	381,581
	Sun Hung Kai & Co. Ltd.	8,582,688	3,166,827
	TAI Cheung Holdings Ltd.	4,492,000	2,319,145
	Tan Chong International Ltd.	3,879,000	834,918
	Tao Heung Holdings Ltd.	747,000	81,338
	Tern Properties Co. Ltd.	146,000	71,794
	Texhong International Group Ltd.	1,724,000	1,259,374
	Texwinca Holdings Ltd.	10,048,000	1,794,259
	Tian Teck Land Ltd.	432,000	189,776
	Transport International Holdings Ltd.	1,025,879	1,358,817
	United Laboratories International Holdings Ltd.	8,184,000	6,626,433

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

			Shares	Value»
HONG KONG — (Continued)
	Upbest Group Ltd.		4,476,000	$358,838
	Vedan International Holdings Ltd.		6,156,000	380,723
#*Ω	VPower Group International Holdings Ltd., Class H		7,301,000	340,288
	VSTECS Holdings Ltd.		2,170,000	1,246,653
	Wai Kee Holdings Ltd.		974,000	200,080
*	Wang On Group Ltd.		131,840,000	823,440
	Wing On Co. International Ltd.		2,384,500	4,016,762
	Wing Tai Properties Ltd.		2,564,749	1,140,083
	Wong’s International Holdings Ltd.		70,000	14,478
*	Xingye Alloy Materials Group Ltd.		1,406,000	191,882
	Yue Yuen Industrial Holdings Ltd.		6,877,500	10,350,133
#*	Zensun Enterprises Ltd.		2,701,000	249,720

TOTAL HONG KONG				242,341,727

IRELAND — (0.5%)
	AIB Group PLC		1,979,818	8,514,359
	Bank of Ireland Group PLC		4,308,528	44,562,742
	Cairn Homes PLC		625,406	706,728
*	Dalata Hotel Group PLC		666,520	3,350,171
*Ω	Glenveagh Properties PLC		643,782	671,895
*	Permanent TSB Group Holdings PLC		6,196	15,491

TOTAL IRELAND				57,821,386

ISRAEL — (0.8%)
	Afcon Holdings Ltd.		1,768	46,101
	Alrov Properties & Lodgings Ltd.		13,074	522,998
	Ashtrom Group Ltd.		113,031	1,781,412
*	Avgol Industries 1953 Ltd.		8,403	4,190
#	Azorim-Investment Development & Construction Co. Ltd.	.	1,000,116	2,405,283
	Carasso Motors Ltd.		258,607	1,150,714
*	Cellcom Israel Ltd.		614,808	2,199,664
*	Clal Insurance Enterprises Holdings Ltd.		522,397	8,037,690
	Delta Galil Ltd.		15,058	637,282
#	Dor Alon Energy in Israel 1988 Ltd.		40,502	799,085
#*	Equital Ltd.		419,602	10,656,578
	Formula Systems 1985 Ltd.		21,149	1,339,414
	Harel Insurance Investments & Financial Services Ltd.		1,234,844	11,084,065
	IDI Insurance Co. Ltd.		38,448	992,010
#	IES Holdings Ltd.		7,433	520,653
	Isracard Ltd.		1,028,291	4,187,167
	Israel Land Development Co. Ltd.		4,096	30,349
	Isras Investment Co. Ltd.		12,477	2,171,414
#	Kardan Real Estate Enterprise & Development Ltd.		112,731	112,333
	Kerur Holdings Ltd.		11,372	250,541
	Klil Industries Ltd.		595	26,903
#	Mediterranean Towers Ltd.		322,435	607,068
#*	Meitav Investment House Ltd.		217,922	716,250
#	Menora Mivtachim Holdings Ltd.		516,285	10,840,270
	Meshulam Levinstein Contracting & Engineering Ltd.		2,175	149,981
*	Migdal Insurance & Financial Holdings Ltd.		2,136,182	2,303,479
	Mizrahi Tefahot Bank Ltd.		1	38
	Naphtha Israel Petroleum Corp. Ltd.		171,202	725,376
#	Nawi Brothers Ltd.		72,095	505,476
#*	Neto Malinda Trading Ltd.		17,684	310,011
	Oil Refineries Ltd.		25,198,984	7,016,605
#	Palram Industries 1990 Ltd.		52,424	369,093
*	Paz Oil Co. Ltd.		77,665	7,316,447
#	Peninsula Group Ltd.		41,739	19,293

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Plasson Industries Ltd.	10,872	$442,765
#	Prashkovsky Investments & Construction Ltd.	43,663	889,592
	Raval Ics Ltd.	14,781	19,603
*	Shalag Industries Ltd.	5,736	13,592
	Summit Real Estate Holdings Ltd.	566,092	6,280,340
#Ω	Tamar Petroleum Ltd.	164,372	456,006
*	Tera Light Ltd.	222,855	283,002

TOTAL ISRAEL			88,220,133

ITALY — (4.6%)
	A2A SpA	15,424,743	27,215,186
	ACEA SpA	24,543	359,927
Ω	Anima Holding SpA	4,389,431	18,239,914
#	Avio SpA	221,135	2,238,424
	Banca IFIS SpA	283,017	4,753,125
	Banca Popolare di Sondrio SPA.	8,633,798	39,221,385
#	Banca Profilo SpA	2,698,377	687,261
#Ω	Banca Sistema SpA	831,681	1,250,092
#	Banco BPM SpA	22,323,197	90,767,853
	Banco di Desio e della Brianza SpA	439,390	1,621,825
	BPER Banca	4,821,573	13,542,337
	Buzzi Unicem SpA	1,628,332	40,489,845
	Cairo Communication SpA	1,153,816	2,319,771
	Cementir Holding NV	1,327,535	11,136,470
*	CIR SpA-Compagnie Industriali.	7,451,983	3,143,762
	Credito Emiliano SpA	1,475,257	11,325,610
	d’Amico International Shipping SA	7,488,557	3,333,474
	Danieli & C Officine Meccaniche SpA	316,139	6,474,839
#	Danieli & C Officine Meccaniche SpA	299,192	7,786,325
#	Datalogic SpA	12,140	100,809
	Emak SpA	1,343,863	1,694,107
	Esprinet SpA	608,059	5,387,292
#	Exprivia SpA	74,618	108,892
#	Fila SpA	172,287	1,426,580
*	FNM SpA	3,625,310	1,766,306
	Hera SpA	1,808,720	5,631,009
	IMMSI SpA	4,160,633	2,664,828
	Italmobiliare SpA	231,093	6,521,658
*	Iveco Group NV	1,553,013	13,973,621
	IVS Group SA	73,063	304,717
*	KME Group SpA	2,909,563	3,111,852
	Leonardo SpA	5,339,325	63,628,162
	MFE-MediaForEurope NV, Class A	5,873,063	2,776,060
#	MFE-MediaForEurope NV, Class B	1,333,915	982,745
	Openjobmetis SpA agenzia per il lavoro	10,763	118,081
	Orsero SpA	63,308	887,317
Ω	OVS SpA	5,238,011	15,746,915
Ω	Pirelli & C SpA	5,186,490	27,166,980
	Rizzoli Corriere Della Sera Mediagroup SpA	1,355,701	1,172,191
*	Saras SpA	6,555,027	8,474,940
*	Sogefi SpA	615,998	833,935
#*	Spaxs SpA	12,302	86,807
#*	Telecom Italia SpA	43,695,150	12,851,297
	Unipol Gruppo SpA	8,629,926	48,520,740
#	UnipolSai Assicurazioni SpA	599,216	1,612,013
TOTAL ITALY			513,457,279

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (25.2%)
	77 Bank Ltd.	916,900	$14,906,850
	Achilles Corp.	293,300	3,121,135
	AD Works Group Co. Ltd.	209,300	264,957
	ADEKA Corp.	292,900	4,946,340
	AEON Financial Service Co. Ltd.	676,200	6,023,331
	Ahresty Corp.	158,200	664,117
	Aichi Corp.	256,200	1,587,665
	Aichi Financial Group, Inc.	272,909	4,285,610
	Aichi Steel Corp.	264,235	5,290,876
	Aichi Tokei Denki Co. Ltd.	112,000	1,265,852
	Aida Engineering Ltd.	126,100	794,352
	Ainavo Holdings Co. Ltd.	19,600	156,086
	Aiphone Co. Ltd.	210,600	3,321,261
	Airport Facilities Co. Ltd.	547,000	2,315,354
	Aisan Industry Co. Ltd.	782,230	5,598,713
	Akatsuki Corp.	34,100	79,635
	Akatsuki, Inc.	34,100	566,412
*	Akebono Brake Industry Co. Ltd.	83,500	91,791
	Albis Co. Ltd.	72,400	1,319,129
	Alconix Corp.	403,699	4,112,012
#	Alinco, Inc.	199,700	1,511,453
#	Alpen Co. Ltd.	293,086	4,481,512
#	Alpha Corp.	108,400	801,710
	Alps Alpine Co. Ltd.	2,350,188	21,457,342
	Alps Logistics Co. Ltd.	232,300	2,218,710
#	Anabuki Kosan, Inc.	28,800	490,657
	AOI Electronics Co. Ltd.	40,200	559,250
	AOKI Holdings, Inc.	372,900	2,597,370
	Aoyama Trading Co. Ltd.	320,300	2,188,702
#	Aozora Bank Ltd.	32,100	575,841
	Arakawa Chemical Industries Ltd.	337,400	2,457,570
	Arata Corp.	107,900	3,508,443
#	Araya Industrial Co. Ltd.	17,900	272,067
	ARCLANDS Corp.	277,200	3,139,574
	Arcs Co. Ltd.	486,900	8,852,438
	Arealink Co. Ltd.	14,000	237,352
	Arisawa Manufacturing Co. Ltd.	434,882	4,005,284
	Artnature, Inc.	39,100	224,900
	Asahi Broadcasting Group Holdings Corp.	80,800	399,466
	Asahi Diamond Industrial Co. Ltd.	1,078,963	7,212,714
#	Asahi Kogyosha Co. Ltd.	186,948	3,351,690
	Asahi Printing Co. Ltd.	11,900	76,478
	ASAHI YUKIZAI Corp.	235,400	5,519,351
	Ashimori Industry Co. Ltd.	84,499	861,298
	Asia Pile Holdings Corp.	644,900	3,508,267
	ASKA Pharmaceutical Holdings Co. Ltd.	345,300	3,237,229
#	Astena Holdings Co. Ltd.	596,900	1,991,475
	Asti Corp.	50,300	1,267,669
#	Avantia Co. Ltd.	77,500	470,714
	Awa Bank Ltd.	515,423	7,709,110
	Bando Chemical Industries Ltd.	531,100	4,266,600
	Bank of Kochi Ltd.	41,799	210,426
	Bank of Nagoya Ltd.	127,869	3,233,681
	Bank of Saga Ltd.	121,609	1,495,542
	Bank of the Ryukyus Ltd.	349,300	2,381,549
	Belluna Co. Ltd.	971,624	5,330,838
#	Bunka Shutter Co. Ltd.	555,600	4,734,041
	Canon Electronics, Inc.	252,500	3,439,170
	Carlit Holdings Co. Ltd.	452,800	2,323,027

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Cawachi Ltd.	297,700	$5,103,588
	Central Glass Co. Ltd.	607,700	13,124,322
#	Chiba Kogyo Bank Ltd.	688,542	2,833,402
	Chilled & Frozen Logistics Holdings Co. Ltd.	74,700	727,961
	Chino Corp.	34,500	538,204
	Chiyoda Integre Co. Ltd.	149,800	2,564,171
	Chori Co. Ltd.	128,300	2,437,153
	Chubu Shiryo Co. Ltd.	528,179	4,329,624
	Chudenko Corp.	220,960	3,623,835
	Chuetsu Pulp & Paper Co. Ltd.	140,800	1,038,262
	Chugin Financial Group, Inc.	819,800	5,500,875
	Chuo Gyorui Co. Ltd.	61,600	1,356,463
	Chuo Spring Co. Ltd.	169,700	903,208
	Chuo Warehouse Co. Ltd.	35,200	280,896
	CI Takiron Corp.	989,200	3,643,639
	Citizen Watch Co. Ltd.	3,049,100	16,871,714
	CK-San-Etsu Co. Ltd.	9,900	313,348
	Cleanup Corp.	344,700	1,927,207
	CMK Corp.	1,180,800	4,017,015
	Corona Corp.	49,100	336,086
	Cosel Co. Ltd.	157,600	1,260,935
	Create Medic Co. Ltd.	3,600	24,037
	Credit Saison Co. Ltd.	470,900	6,524,277
	CTI Engineering Co. Ltd.	168,800	4,105,149
	Dai Nippon Toryo Co. Ltd.	233,000	1,475,594
	Dai-Dan Co. Ltd.	239,900	4,338,694
	Daido Kogyo Co. Ltd.	124,289	696,652
	Daido Metal Co. Ltd.	772,314	2,991,929
	Daido Steel Co. Ltd.	497,500	19,158,813
	Daihatsu Diesel Manufacturing Co. Ltd.	408,000	1,900,961
	Daiho Corp.	166,800	4,792,114
	Daiichi Jitsugyo Co. Ltd.	141,200	6,024,918
	Daiichi Kensetsu Corp.	12,800	132,880
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	118,100	872,728
	Daiken Corp.	108,400	1,863,160
	Daikyonishikawa Corp.	440,700	2,206,347
	Dainichi Co. Ltd.	239,000	1,195,199
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	235,345	3,224,941
	Daio Paper Corp.	282,500	2,289,435
	Daishi Hokuetsu Financial Group, Inc.	591,843	13,188,950
	Daishinku Corp.	169,100	850,777
	Daisue Construction Co. Ltd.	170,100	1,532,935
	Daito Bank Ltd.	160,900	773,030
	Daito Pharmaceutical Co. Ltd.	55,142	1,026,309
	Daiwa Industries Ltd.	131,200	1,385,827
	DCM Holdings Co. Ltd.	1,732,700	18,150,583
	Denka Co. Ltd.	92,000	1,842,526
	Denyo Co. Ltd.	309,300	4,321,797
	DIC Corp.	773,335	14,286,133
	DKS Co. Ltd.	87,747	1,220,940
	DMW Corp.	45,300	1,080,948
	Doshisha Co. Ltd.	157,800	2,484,536
	Dowa Holdings Co. Ltd.	65,400	2,136,649
	Eagle Industry Co. Ltd.	411,399	3,968,219
#	EDION Corp.	2,118,300	20,846,066
	EF-ON, Inc.	152,639	717,901
	Ehime Bank Ltd.	699,697	4,389,496
	Eizo Corp.	163,500	5,359,223
	EJ Holdings, Inc.	63,200	750,624

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Elematec Corp.	69,200	$878,630
	Endo Lighting Corp.	149,000	1,153,877
	Enomoto Co. Ltd.	84,400	1,043,157
#	Eslead Corp.	185,500	3,050,478
	Exedy Corp.	575,536	8,284,514
	EXEO Group, Inc.	318,600	5,911,657
	FALCO HOLDINGS Co. Ltd.	14,100	209,623
	FCC Co. Ltd.	456,445	5,884,266
	Feed One Co. Ltd.	299,380	1,630,899
	Felissimo Corp.	9,400	68,735
	Ferrotec Holdings Corp.	487,600	11,027,793
	FIDEA Holdings Co. Ltd.	138,960	1,384,635
#	First Bank of Toyama Ltd.	289,700	1,331,287
#	First Juken Co. Ltd.	80,900	673,407
	FJ Next Holdings Co. Ltd.	450,900	3,426,852
	F-Tech, Inc.	121,700	694,556
	Fudo Tetra Corp.	2,100	27,603
	Fuji Co. Ltd.	6,800	88,778
	Fuji Corp. Ltd.	484,501	2,567,908
	Fuji Media Holdings, Inc.	299,200	2,804,910
#	Fuji Oil Co. Ltd.	607,800	1,193,707
	Fuji Oil Holdings, Inc.	26,900	415,585
	Fuji Pharma Co. Ltd.	190,800	1,733,408
	Fuji Seal International, Inc.	143,400	1,629,866
#	Fujikura Composites, Inc.	423,200	3,214,475
	Fujikura Kasei Co. Ltd.	270,000	872,248
	Fujimori Kogyo Co. Ltd.	46,500	1,080,415
#	Fujisash Co. Ltd.	1,129,100	554,721
#	FuKoKu Co. Ltd.	193,500	1,509,835
	Fukuda Corp.	116,000	4,128,044
	Fukuyama Transporting Co. Ltd.	270,600	7,232,915
	Furukawa Co. Ltd.	591,500	5,845,715
	Furukawa Electric Co. Ltd.	1,359,200	24,884,878
	Furuno Electric Co. Ltd.	585,600	3,994,564
	Fuso Pharmaceutical Industries Ltd.	76,800	1,157,099
	Futaba Industrial Co. Ltd.	1,191,100	3,988,564
	Fuyo General Lease Co. Ltd.	302,300	22,123,886
	Gakken Holdings Co. Ltd.	86,400	556,729
	Gecoss Corp.	302,500	1,983,069
	Geo Holdings Corp.	414,600	5,015,844
	Glory Ltd.	436,652	9,283,840
	Glosel Co. Ltd.	20,100	60,630
	Godo Steel Ltd.	64,700	1,457,501
	Goldcrest Co. Ltd.	345,330	4,629,048
	Grandy House Corp.	366,600	1,520,312
	GS Yuasa Corp.	110,500	1,944,772
#	GSI Creos Corp.	191,814	2,626,588
	G-Tekt Corp.	468,268	5,129,789
	Gun-Ei Chemical Industry Co. Ltd.	90,200	1,755,120
	Gunma Bank Ltd.	5,633,896	19,292,899
	Gunze Ltd.	299,200	10,348,410
	H2O Retailing Corp.	1,084,239	12,847,822
#	Hagihara Industries, Inc.	53,805	510,471
	Hagiwara Electric Holdings Co. Ltd., Class C	130,900	3,143,916
	Hamakyorex Co. Ltd.	80,700	2,064,896
	Hanwa Co. Ltd.	640,500	19,833,126
#	Harima Chemicals Group, Inc.	299,900	1,897,090
	Hashimoto Sogyo Holdings Co. Ltd.	7,800	64,117
	Heiwado Co. Ltd.	555,635	8,442,399

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Helios Techno Holding Co. Ltd.	10,200	$51,004
	Hibiya Engineering Ltd.	141,600	2,345,700
	Hirakawa Hewtech Corp.	87,500	931,349
	Hirano Tecseed Co. Ltd.	23,500	380,596
	Hirogin Holdings, Inc.	3,584,081	17,775,302
	Hisaka Works Ltd.	134,200	900,725
	Hochiki Corp.	21,300	253,374
	Hodogaya Chemical Co. Ltd.	58,100	1,337,360
	Hokkaido Coca-Cola Bottling Co. Ltd.	70,099	2,444,729
#	Hokkan Holdings Ltd.	194,900	2,002,483
	Hokko Chemical Industry Co. Ltd.	348,500	2,371,831
#	Hokkoku Financial Holdings, Inc.	546,216	19,088,061
#	Hokuetsu Corp.	3,058,674	20,230,206
	Hokuhoku Financial Group, Inc.	1,048,163	7,554,297
	Hokuriku Electric Industry Co. Ltd.	113,361	1,022,844
#	Hokuriku Electrical Construction Co. Ltd.	194,320	1,182,479
	H-One Co. Ltd.	275,200	1,359,243
#	Hoosiers Holdings Co. Ltd.	425,100	2,642,970
	Hosiden Corp.	1,138,300	14,577,631
	Hosokawa Micron Corp.	800	17,331
	Howa Machinery Ltd.	202,800	1,255,457
	HS Holdings Co. Ltd.	263,400	1,957,656
	Hyakugo Bank Ltd.	2,828,412	8,166,746
	Hyakujushi Bank Ltd.	399,099	5,481,065
#	Ichikawa Co. Ltd.	23,400	230,285
	Ichiken Co. Ltd.	75,300	1,062,417
	Ichikoh Industries Ltd.	362,900	1,468,805
	Ichinen Holdings Co. Ltd.	150,200	1,526,382
	Ichiyoshi Securities Co. Ltd.	44,900	195,122
	Icom, Inc.	2,500	50,861
	Iino Kaiun Kaisha Ltd.	680,300	5,119,258
	IJTT Co. Ltd.	383,560	1,492,444
	Imagica Group, Inc.	28,500	127,546
	Imura & Co. Ltd.	9,500	70,412
	Inaba Seisakusho Co. Ltd.	105,400	1,126,441
	Inabata & Co. Ltd.	915,000	18,677,916
	Ines Corp.	433,300	4,430,909
	INFRONEER Holdings, Inc.	727,700	5,747,802
	Innotech Corp.	330,900	3,319,251
	I-PEX, Inc.	194,600	1,998,298
#	Iseki & Co. Ltd.	384,343	3,394,246
	Ishihara Sangyo Kaisha Ltd.	793,600	6,857,536
#	Ishizuka Glass Co. Ltd.	49,999	567,609
	Itochu Enex Co. Ltd.	732,300	6,267,903
	Itochu-Shokuhin Co. Ltd.	85,200	3,416,103
	Itoham Yonekyu Holdings, Inc.	1,957,100	10,726,438
	Itoki Corp.	543,382	3,232,978
	IwaiCosmo Holdings, Inc.	430,100	4,198,274
	Iyogin Holdings, Inc.	1,224,500	7,169,795
	Izumi Co. Ltd.	81,400	1,914,200
	J Trust Co. Ltd.	7,100	20,712
	Jaccs Co. Ltd.	453,200	15,191,602
	JAFCO Group Co. Ltd.	753,000	9,594,805
#	JANOME Corp.	393,500	1,797,221
	Japan Electronic Materials Corp.	25,100	255,103
#	Japan Foundation Engineering Co. Ltd.	238,100	941,375
	Japan Oil Transportation Co. Ltd.	48,421	930,124
	Japan Pulp & Paper Co. Ltd.	219,300	8,455,107
	Japan Securities Finance Co. Ltd.	527,500	3,981,048

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Japan Transcity Corp.	850,500	$4,245,173
	Japan Wool Textile Co. Ltd.	775,200	5,756,035
	JDC Corp.	239,700	1,084,331
#	Jimoto Holdings, Inc.	2,500	7,402
	JK Holdings Co. Ltd.	266,500	2,078,982
	JMS Co. Ltd.	369,403	1,445,232
	J-Oil Mills, Inc.	382,100	4,535,548
	Joshin Denki Co. Ltd.	249,856	3,726,524
#	JSP Corp.	194,699	2,241,614
#	Juki Corp.	592,887	2,801,284
	Juroku Financial Group, Inc.	430,400	9,527,937
	JVCKenwood Corp.	1,880,099	6,408,089
#	K&O Energy Group, Inc.	271,100	4,842,267
	Kaga Electronics Co. Ltd.	38,700	1,372,946
	Kamei Corp.	581,600	6,679,063
	Kanaden Corp.	363,400	3,233,797
	Kanagawa Chuo Kotsu Co. Ltd.	2,200	51,746
#	Kanamoto Co. Ltd.	373,600	6,258,944
	Kandenko Co. Ltd.	1,456,400	10,973,592
	Kanefusa Corp.	4,100	21,576
	Kaneka Corp.	563,700	14,996,488
	Kanematsu Corp.	1,102,930	14,356,552
	Katakura & Co-op Agri Corp.	1,100	13,725
	Katakura Industries Co. Ltd.	119,500	1,596,645
	Kawada Technologies, Inc.	109,300	3,278,890
	Kawai Musical Instruments Manufacturing Co. Ltd.	23,000	522,629
#	Keihin Co. Ltd.	34,000	420,398
	Keiyo Bank Ltd.	1,358,040	5,640,097
	KEL Corp.	31,900	406,202
	Kenko Mayonnaise Co. Ltd.	129,366	1,183,692
	Kimoto Co. Ltd.	160,500	224,543
#	Kimura Unity Co. Ltd.	93,200	721,837
	Kitagawa Corp.	112,900	929,486
	Kita-Nippon Bank Ltd.	94,735	1,444,316
	Kitano Construction Corp.	88,227	2,101,131
	Kitz Corp.	341,000	2,332,035
	Kiyo Bank Ltd.	1,233,000	14,418,123
	Koatsu Gas Kogyo Co. Ltd.	315,900	1,728,789
	Kobe Steel Ltd.	1,311,900	9,774,756
	Kohnan Shoji Co. Ltd.	170,200	4,592,109
#	Kojima Co. Ltd.	185,100	775,871
	Kokuyo Co. Ltd.	129,611	1,852,233
	Komatsu Matere Co. Ltd.	2,400	12,149
	Komatsu Wall Industry Co. Ltd.	156,300	2,698,215
	Komeri Co. Ltd.	559,900	13,023,681
	Komori Corp.	42,200	327,004
	Konica Minolta, Inc.	7,476,200	31,185,987
	Konishi Co. Ltd.	600	9,013
	Konoike Transport Co. Ltd.	388,200	4,568,648
	KPP Group Holdings Co. Ltd.	294,400	1,405,518
	Krosaki Harima Corp.	59,300	2,686,914
	KRS Corp.	225,400	1,692,418
	K’s Holdings Corp.	198,600	1,760,237
	KU Holdings Co. Ltd.	208,700	2,190,874
	Kumagai Gumi Co. Ltd.	417,185	8,869,697
	Kurabo Industries Ltd.	358,700	6,598,129
	Kureha Corp.	77,700	4,823,916
	Kurimoto Ltd.	167,100	2,478,935
	Kuriyama Holdings Corp.	98,600	641,552

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	KVK Corp.	2,500	$27,288
	KYB Corp.	274,700	8,763,390
	Kyodo Printing Co. Ltd.	126,800	2,639,622
	Kyoei Steel Ltd.	456,792	6,176,144
	Kyokuto Kaihatsu Kogyo Co. Ltd.	726,250	9,157,419
	Kyokuyo Co. Ltd.	29,000	763,042
#	KYORITSU Co. Ltd.	311,700	341,900
	Kyosan Electric Manufacturing Co. Ltd.	927,400	2,898,410
#	Kyowa Electronic Instruments Co. Ltd.	326,000	860,560
	Kyowa Leather Cloth Co. Ltd.	284,300	1,106,004
	Kyudenko Corp.	65,600	1,749,325
	Kyushu Financial Group, Inc.	2,165,455	7,805,918
	Kyushu Leasing Service Co. Ltd.	28,400	182,267
	LEC, Inc.	7,300	46,030
	Lintec Corp.	181,200	3,030,213
	Look Holdings, Inc.	129,799	2,175,225
#	Maezawa Industries, Inc.	84,600	470,323
	Maezawa Kasei Industries Co. Ltd.	213,600	2,581,070
	Maezawa Kyuso Industries Co. Ltd.	312,700	2,472,407
	Makino Milling Machine Co. Ltd.	301,000	11,009,642
	Marubun Corp.	307,800	2,735,850
#	Marudai Food Co. Ltd.	466,500	5,272,853
	Maruha Nichiro Corp.	676,470	12,593,973
	Maruichi Steel Tube Ltd.	208,000	4,705,187
	MARUKA FURUSATO Corp.	89,714	1,737,759
#	Marusan Securities Co. Ltd.	244,400	756,466
#	Maruyama Manufacturing Co., Inc.	25,600	356,784
#	Maruzen CHI Holdings Co. Ltd.	38,000	99,204
	Maruzen Showa Unyu Co. Ltd.	296,900	7,430,669
	Matsuda Sangyo Co. Ltd.	186,100	3,092,857
	Matsui Construction Co. Ltd.	373,800	1,963,117
	Maxell Ltd.	729,300	8,032,230
	Megmilk Snow Brand Co. Ltd.	622,200	8,930,276
	Meidensha Corp.	1,200	16,302
	Meiji Electric Industries Co. Ltd.	45,200	400,117
	Meiji Shipping Co. Ltd.	2,500	11,845
	Meisei Industrial Co. Ltd.	537,800	3,711,344
#	Meiwa Estate Co. Ltd.	182,700	1,096,085
#	Mikuni Corp.	404,900	1,009,404
	Miraial Co. Ltd.	81,200	904,787
	Mirait One Corp.	707,450	8,787,472
	Mirarth Holdings, Inc.	1,251,800	3,532,171
#	Mitani Sangyo Co. Ltd.	130,100	309,524
	Mitsuba Corp.	294,141	1,274,540
	Mitsubishi Kakoki Kaisha Ltd.	80,400	1,439,704
	Mitsubishi Logistics Corp.	192,000	4,757,609
	Mitsubishi Materials Corp.	1,006,700	16,484,330
	Mitsubishi Paper Mills Ltd.	154,536	457,143
	Mitsubishi Shokuhin Co. Ltd.	164,000	4,236,735
	Mitsubishi Steel Manufacturing Co. Ltd.	134,800	1,133,136
	Mitsui DM Sugar Holdings Co. Ltd.	235,406	3,947,870
	Mitsui Mining & Smelting Co. Ltd.	915,985	21,812,201
	Mitsui-Soko Holdings Co. Ltd.	81,000	2,377,574
	Mitsuuroko Group Holdings Co. Ltd.	440,800	4,325,340
	Miyaji Engineering Group, Inc.	129,100	3,700,278
	Miyazaki Bank Ltd.	211,426	3,785,289
	Mizuho Leasing Co. Ltd.	388,200	10,878,234
	Mizuno Corp.	318,879	7,959,420
	MORESCO Corp.	14,500	121,036

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Moriroku Holdings Co. Ltd.	83,200	$1,185,973
	Morita Holdings Corp.	143,300	1,510,191
	Morito Co. Ltd.	170,100	1,335,799
	Mory Industries, Inc.	119,900	3,189,113
	MrMax Holdings Ltd.	195,700	901,521
	Mugen Estate Co. Ltd.	118,400	546,632
#	Murakami Corp.	60,100	1,242,564
	Musashino Bank Ltd.	214,800	3,487,390
	Nachi-Fujikoshi Corp.	174,187	4,922,603
	Nadex Co. Ltd.	4,300	31,920
	Nafco Co. Ltd.	178,700	2,440,695
	Nagano Bank Ltd.	36,799	415,206
	Nagano Keiki Co. Ltd.	151,000	1,432,992
	Nagase & Co. Ltd.	1,468,900	23,142,752
	Nakabayashi Co. Ltd.	468,300	1,664,446
	Nakano Corp.	12,300	37,335
#	Nakayama Steel Works Ltd.	415,500	2,678,484
#*	Namura Shipbuilding Co. Ltd.	605,324	1,825,120
	Nanto Bank Ltd.	460,146	8,382,428
	Narasaki Sangyo Co. Ltd.	34,600	466,163
	Nasu Denki Tekko Co. Ltd.	7,500	499,927
	NEC Capital Solutions Ltd.	228,200	4,508,586
	Neturen Co. Ltd.	771,700	4,098,339
*	New Japan Chemical Co. Ltd.	31,700	50,272
	NHK Spring Co. Ltd.	2,520,300	18,685,815
	Nicca Chemical Co. Ltd.	62,400	411,120
	Nice Corp.	27,600	267,830
	Nichia Steel Works Ltd.	312,799	722,109
	Nichiden Corp.	82,300	1,219,972
	Nichiha Corp.	23,500	496,520
	Nichimo Co. Ltd.	50,200	1,162,119
	Nichireki Co. Ltd.	545,400	6,929,106
	Nichirin Co. Ltd.	116,260	2,011,924
	Nihon Chouzai Co. Ltd.	141,800	1,287,638
	Nihon Denkei Co. Ltd.	73,950	1,031,782
	Nihon Flush Co. Ltd.	2,100	15,966
#	Nihon House Holdings Co. Ltd.	361,574	1,039,683
	Nihon Kagaku Sangyo Co. Ltd.	88,300	738,928
	Nihon Nohyaku Co. Ltd.	726,400	3,681,713
	Nihon Parkerizing Co. Ltd.	80,200	627,739
	Nihon Plast Co. Ltd.	231,500	712,462
	Nihon Tokushu Toryo Co. Ltd.	205,500	1,513,414
#*	Nihon Yamamura Glass Co. Ltd.	40,700	213,933
	Nikkiso Co. Ltd.	651,738	4,577,538
	Nikko Co. Ltd.	474,600	2,257,092
	Nikkon Holdings Co. Ltd.	693,800	13,444,712
	Nippi, Inc.	13,400	379,657
	Nippn Corp.	587,600	7,638,570
	Nippon Beet Sugar Manufacturing Co. Ltd.	201,600	2,559,779
	Nippon Carbide Industries Co., Inc.	182,900	1,740,040
	Nippon Chemical Industrial Co. Ltd.	89,400	1,217,313
*	Nippon Chemi-Con Corp.	264,077	3,941,224
*	Nippon Coke & Engineering Co. Ltd.	2,728,707	1,827,573
*	Nippon Concrete Industries Co. Ltd.	921,000	1,751,660
#	Nippon Denko Co. Ltd.	1,354,800	3,453,079
	Nippon Densetsu Kogyo Co. Ltd.	399,100	5,175,422
#	Nippon Electric Glass Co. Ltd.	1,188,400	22,686,805
#	Nippon Felt Co. Ltd.	135,800	416,347
#	Nippon Filcon Co. Ltd.	146,200	506,503

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Hume Corp.	494,400	$2,869,543
	Nippon Kayaku Co. Ltd.	1,161,400	10,535,890
	Nippon Koei Co. Ltd.	277,800	7,745,172
	Nippon Light Metal Holdings Co. Ltd.	1,189,989	12,468,604
*	Nippon Paper Industries Co. Ltd.	1,773,946	14,213,944
#	Nippon Piston Ring Co. Ltd.	70,800	702,764
	Nippon Rietec Co. Ltd.	25,500	239,401
	Nippon Road Co. Ltd.	78,600	4,660,412
	Nippon Seiki Co. Ltd.	378,900	2,411,451
	Nippon Seisen Co. Ltd.	48,700	1,621,723
	Nippon Sharyo Ltd.	21,800	334,644
	Nippon Shokubai Co. Ltd.	320,100	12,833,337
	Nippon Signal Company Ltd.	634,300	5,179,855
	Nippon Soda Co. Ltd.	435,500	15,021,516
	Nippon Thompson Co. Ltd.	1,374,600	5,954,282
	Nippon Tungsten Co. Ltd.	2,500	48,271
	Nippon Yakin Kogyo Co. Ltd.	261,850	7,611,659
	Nipro Corp.	126,500	952,736
	Nishikawa Rubber Co. Ltd.	29,900	264,525
	Nishimoto Co. Ltd.	44,700	1,273,360
	Nishi-Nippon Financial Holdings, Inc.	1,994,600	16,616,755
	Nishio Holdings Co. Ltd.	171,900	4,084,816
	Nissan Shatai Co. Ltd.	151,300	1,039,512
	Nissan Tokyo Sales Holdings Co. Ltd.	523,200	1,351,158
	Nissei Plastic Industrial Co. Ltd.	330,900	2,473,353
	Nissha Co. Ltd.	422,200	5,761,012
	Nisshin Group Holdings Co. Ltd.	756,000	2,607,083
	Nisshin Oillio Group Ltd.	641,600	16,036,150
	Nisshinbo Holdings, Inc.	2,959,174	22,781,433
	Nissin Corp.	256,500	4,037,822
	Nissui Corp.	1,565,400	6,844,673
	Nitta Corp.	125,200	2,848,311
	Nitta Gelatin, Inc.	136,400	841,066
	NITTAN Corp.	249,000	454,048
	Nittetsu Mining Co. Ltd.	291,398	7,883,369
	Nitto Boseki Co. Ltd.	83,200	1,162,242
	Nitto Fuji Flour Milling Co. Ltd.	70,800	2,337,791
	Nitto Kogyo Corp.	28,700	568,257
	Nitto Kohki Co. Ltd.	70,200	1,037,973
	Nitto Seiko Co. Ltd.	517,300	2,310,352
	NJS Co. Ltd.	18,900	319,756
	Noda Corp.	76,100	696,959
	NOK Corp.	1,050,920	14,162,274
	Noritake Co. Ltd.	192,200	6,601,109
	Noritsu Koki Co. Ltd.	246,500	4,051,827
	Noritz Corp.	284,900	3,863,366
	North Pacific Bank Ltd.	5,794,200	12,396,380
	Nozawa Corp.	19,800	104,418
	NS United Kaiun Kaisha Ltd.	236,900	6,938,014
	NTN Corp.	9,364,679	23,132,221
	Ogaki Kyoritsu Bank Ltd.	282,871	3,852,120
	Ohara, Inc.	36,100	306,237
#	Ohashi Technica, Inc.	200,100	2,355,618
	Oiles Corp.	40,700	514,344
	Oita Bank Ltd.	10,300	156,614
	Okabe Co. Ltd.	513,659	3,180,693
	Okamura Corp.	124,900	1,333,540
#	Okasan Securities Group, Inc.	1,411,300	4,436,031
	Oki Electric Industry Co. Ltd.	1,331,960	7,225,187

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Okinawa Financial Group, Inc.	376,040	$5,805,435
	Okumura Corp.	381,700	9,364,663
	Okura Industrial Co. Ltd.	153,000	2,395,871
	Okuwa Co. Ltd.	457,674	3,020,096
	Onoken Co. Ltd.	417,300	4,761,366
	Onward Holdings Co. Ltd.	353,004	976,807
	Oriental Shiraishi Corp.	931,600	2,256,258
#	Origin Co. Ltd.	29,500	271,027
#	Osaka Steel Co. Ltd.	374,500	3,606,126
	Osaki Electric Co. Ltd.	576,100	2,396,961
#	OUG Holdings, Inc.	22,500	406,782
	Pacific Industrial Co. Ltd.	903,624	8,164,844
	Pack Corp.	23,300	533,928
	Parker Corp.	31,800	146,734
#	PC Depot Corp.	414,581	906,571
#	Pegasus Co. Ltd.	350,300	1,605,729
	Pickles Holdings Co. Ltd.	4,595	39,784
	Piolax, Inc.	446,800	6,633,740
	Press Kogyo Co. Ltd.	1,903,900	7,636,623
#	Pressance Corp.	241,900	3,493,413
	Procrea Holdings, Inc.	382,100	6,113,769
	PS Mitsubishi Construction Co. Ltd.	416,800	2,074,585
	Punch Industry Co. Ltd.	126,700	490,791
	Raiznext Corp.	118,700	1,271,009
#	Rasa Corp.	90,900	988,392
	Rasa Industries Ltd.	95,900	1,543,549
	Raysum Co. Ltd.	15,368	150,259
	Rengo Co. Ltd.	3,322,700	21,669,908
	Restar Holdings Corp.	120,500	1,884,936
	Retail Partners Co. Ltd.	129,800	1,460,184
	Rhythm Co. Ltd.	173,200	2,483,263
	Ricoh Leasing Co. Ltd.	369,800	10,696,960
	Riken Corp.	158,945	3,198,042
	Riken Technos Corp.	951,300	4,272,409
	Ryobi Ltd.	340,333	3,960,483
	Ryoden Corp.	368,900	5,664,951
	Ryosan Co. Ltd.	160,200	3,783,930
	S Foods, Inc.	5,300	117,916
#	S LINE Co. Ltd.	14,300	83,691
	Sakai Chemical Industry Co. Ltd.	365,700	4,915,563
	Sakai Heavy Industries Ltd.	73,400	2,267,681
	Sakata INX Corp.	284,030	2,316,934
	Sala Corp.	633,200	3,582,009
	San Holdings, Inc.	193,200	3,296,452
	San ju San Financial Group, Inc.	14,400	168,838
	San-Ai Obbli Co. Ltd.	997,800	10,512,851
	San-In Godo Bank Ltd.	3,051,000	17,144,426
	Sanki Engineering Co. Ltd.	448,600	4,959,483
	Sanko Gosei Ltd.	254,999	990,819
	Sanko Metal Industrial Co. Ltd.	38,000	1,116,998
	Sankyo Seiko Co. Ltd.	221,300	951,477
	Sankyo Tateyama, Inc.	291,439	1,466,429
	Sanoh Industrial Co. Ltd.	417,600	2,114,667
	Sansei Technologies, Inc.	61,300	440,767
	Sansha Electric Manufacturing Co. Ltd.	215,700	1,438,842
	Sanyo Chemical Industries Ltd.	231,800	7,277,366
	Sanyo Denki Co. Ltd.	49,000	2,447,806
	Sanyo Industries Ltd.	51,900	709,619
	Sanyo Shokai Ltd.	2,900	34,097

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sanyo Special Steel Co. Ltd.	510,900	$9,042,202
	Sanyo Trading Co. Ltd.	105,100	998,931
	Sata Construction Co. Ltd.	67,200	239,897
	Sato Shoji Corp.	231,500	2,452,756
#	Satori Electric Co. Ltd.	62,400	758,187
	Saxa Holdings, Inc.	122,999	1,658,640
	Seibu Electric & Machinery Co. Ltd.	5,500	64,890
	Seika Corp.	157,200	2,593,977
	Seikitokyu Kogyo Co. Ltd.	558,370	3,847,264
	Seiko Group Corp.	307,400	6,747,472
	Seiko PMC Corp.	35,000	149,175
	Seino Holdings Co. Ltd.	872,900	9,690,934
	Sekisui Jushi Corp.	227,200	3,649,481
	Sekisui Kasei Co. Ltd.	268,400	927,656
	Senshu Ikeda Holdings, Inc.	2,681,890	4,716,992
	Shibusawa Warehouse Co. Ltd.	157,100	2,675,166
	Shibuya Corp.	30,900	571,539
	Shiga Bank Ltd.	330,000	6,879,043
	Shikibo Ltd.	66,700	502,320
	Shikoku Bank Ltd.	747,799	4,857,624
	Shimizu Bank Ltd.	9,800	105,106
	Shin Nippon Air Technologies Co. Ltd.	63,320	908,741
	Shinagawa Refractories Co. Ltd.	128,900	4,436,622
	Shindengen Electric Manufacturing Co. Ltd.	176,100	4,481,712
	Shinko Shoji Co. Ltd.	136,700	1,204,851
	Shinmaywa Industries Ltd.	316,200	2,847,187
	Shinnihon Corp.	422,000	3,280,657
	Shinsho Corp.	115,499	5,002,217
	Shinwa Co. Ltd.	1,400	21,986
	Shinwa Co. Ltd.	129,500	682,548
#	Shizuoka Gas Co. Ltd.	690,700	5,872,913
	Showa Sangyo Co. Ltd.	105,300	2,072,905
	Sigma Koki Co. Ltd.	4,200	49,549
	Siix Corp.	137,716	1,382,643
	Sinanen Holdings Co. Ltd.	171,500	4,773,157
	Sinfonia Technology Co. Ltd.	183,200	2,341,532
	Sinko Industries Ltd.	3,800	50,428
	Sintokogio Ltd.	334,462	2,425,506
	SK-Electronics Co. Ltd.	63,600	834,641
	SKY Perfect JSAT Holdings, Inc.	2,995,900	11,680,363
	SMK Corp.	70,849	1,265,144
	SNT Corp.	430,000	778,867
#	Soda Nikka Co. Ltd.	143,200	867,596
#	Sodick Co. Ltd.	995,900	5,509,785
	Soft99 Corp.	88,100	838,416
	Soken Chemical & Engineering Co. Ltd.	80,900	1,019,443
	Space Co. Ltd.	7,400	50,754
	SPK Corp.	106,136	1,365,491
	Starzen Co. Ltd.	191,100	3,287,118
	Stella Chemifa Corp.	85,000	1,686,596
	Subaru Enterprise Co. Ltd.	24,500	1,734,656
	Sugimoto & Co. Ltd.	135,600	2,035,437
	Sumida Corp.	36,600	455,312
#	Suminoe Textile Co. Ltd.	84,100	1,383,237
	Sumitomo Bakelite Co. Ltd.	30,692	1,173,753
	Sumitomo Densetsu Co. Ltd.	11,800	245,430
	Sumitomo Mitsui Construction Co. Ltd.	304,800	864,155
	Sumitomo Osaka Cement Co. Ltd.	652,524	18,351,643
	Sumitomo Riko Co. Ltd.	946,900	5,041,841

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Seika Chemicals Co. Ltd.	135,500	$4,376,780
	Sumitomo Warehouse Co. Ltd.	1,132,400	18,812,874
	Sun Frontier Fudousan Co. Ltd.	471,500	4,577,214
	Suncall Corp.	388,900	1,673,238
	Sun-Wa Technos Corp.	264,800	3,669,074
	Suruga Bank Ltd.	2,766,900	10,494,932
#	Suzuki Co. Ltd.	189,700	1,423,734
	T RAD Co. Ltd.	107,400	1,870,851
	T&K Toka Co. Ltd.	224,400	1,918,304
	Tachibana Eletech Co. Ltd.	378,220	5,768,720
	Tachikawa Corp.	205,500	1,914,640
	Tadano Ltd.	148,900	1,165,516
	Taihei Dengyo Kaisha Ltd.	265,800	8,107,305
	Taiheiyo Cement Corp.	988,121	17,718,129
#	Taiheiyo Kouhatsu, Inc.	110,300	695,982
#	Taiho Kogyo Co. Ltd.	246,099	1,318,201
	Taisei Lamick Co. Ltd.	10,000	210,721
	Takamatsu Construction Group Co. Ltd.	131,400	2,131,979
#	Takano Co. Ltd.	140,500	730,827
	Takaoka Toko Co. Ltd.	236,244	3,552,674
	Takara Standard Co. Ltd.	641,753	7,762,190
	Takasago International Corp.	210,500	4,014,541
#	Takashima & Co. Ltd.	54,600	1,143,854
	Takashimaya Co. Ltd.	1,911,817	28,241,980
	TAKEBISHI Corp.	58,900	739,824
	Tanabe Engineering Corp.	22,700	161,167
	Tatsuta Electric Wire & Cable Co. Ltd.	694,600	3,652,933
	Tayca Corp.	113,000	1,006,058
#*	Tbk Co. Ltd.	465,000	939,598
	Techno Ryowa Ltd.	220,770	1,461,565
	Teijin Ltd.	585,800	6,542,763
	Teikoku Sen-I Co. Ltd.	26,300	333,392
	Teikoku Tsushin Kogyo Co. Ltd.	152,100	1,738,918
	Tekken Corp.	180,500	2,562,660
	Tenma Corp.	336,700	5,800,441
	Terasaki Electric Co. Ltd.	13,100	141,042
	Tigers Polymer Corp.	267,200	889,195
#	Toa Corp.	266,600	1,675,639
#	Toa Corp.	294,600	6,394,479
	TOA ROAD Corp.	204,600	6,510,237
	Toagosei Co. Ltd.	1,828,800	15,811,324
	Tobishima Corp.	278,977	2,340,175
	TOC Co. Ltd.	328,100	1,615,942
	Toda Corp.	1,897,100	11,099,116
	Toenec Corp.	215,500	5,493,048
	Togami Electric Manufacturing Co. Ltd.	13,000	172,940
	Toho Bank Ltd.	518,500	855,850
	Toho Holdings Co. Ltd.	668,500	13,337,234
	Toho Zinc Co. Ltd.	198,600	2,712,168
	Tohoku Bank Ltd.	72,471	521,699
	Tohoku Steel Co. Ltd.	7,500	98,234
	Tokai Corp.	57,365	866,724
	Tokai Lease Co. Ltd.	61,799	596,551
	Tokai Rika Co. Ltd.	914,100	12,627,378
	Tokai Tokyo Financial Holdings, Inc.	2,446,248	6,332,338
	Tokushu Tokai Paper Co. Ltd.	160,422	3,490,984
	Tokuyama Corp.	1,027,458	16,756,921
	Tokyo Energy & Systems, Inc.	554,200	3,724,778
#	Tokyo Keiki, Inc.	299,076	2,657,984

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokyo Kiraboshi Financial Group, Inc.	267,088	$5,440,645
	Tokyo Rakutenchi Co. Ltd.	500	15,524
	Tokyo Rope Manufacturing Co. Ltd.	165,300	1,411,076
	Tokyo Sangyo Co. Ltd.	484,900	3,043,025
	Tokyo Tekko Co. Ltd.	120,700	1,644,742
	Toli Corp.	898,300	1,840,061
#	Tomato Bank Ltd.	120,100	907,903
#	Tomoe Corp.	641,900	2,090,941
#	Tomoe Engineering Co. Ltd.	112,500	2,016,877
	Tomoku Co. Ltd.	235,064	2,757,789
	TOMONY Holdings, Inc.	1,637,900	4,455,573
	Tonami Holdings Co. Ltd.	144,000	4,884,682
	Topre Corp.	457,699	4,637,865
	Topy Industries Ltd.	232,200	3,195,831
	Torigoe Co. Ltd.	106,100	485,293
	Torishima Pump Manufacturing Co. Ltd.	43,300	503,453
	Tosei Corp.	353,200	4,203,132
	Towa Bank Ltd.	285,500	1,173,414
	Towa Pharmaceutical Co. Ltd.	49,900	712,235
	Toyo Construction Co. Ltd.	1,361,200	9,748,671
	Toyo Denki Seizo KK	58,850	441,547
*	Toyo Engineering Corp.	87,585	374,255
	Toyo Ink SC Holdings Co. Ltd.	635,400	10,254,110
	Toyo Kanetsu KK	97,500	1,949,119
	Toyo Logistics Co. Ltd.	92,200	190,903
	Toyo Machinery & Metal Co. Ltd.	341,500	1,606,065
	Toyo Tire Corp.	1,142,600	13,612,936
	Toyo Wharf & Warehouse Co. Ltd.	75,299	808,330
	Toyobo Co. Ltd.	1,561,297	11,785,416
	Toyoda Gosei Co. Ltd.	127,900	2,193,469
	TPR Co. Ltd.	317,697	3,277,985
	Trinity Industrial Corp.	12,100	64,099
	Trusco Nakayama Corp.	11,900	206,718
	TS Tech Co. Ltd.	1,155,900	15,586,683
	TSI Holdings Co. Ltd.	613,533	2,923,676
	Tsubaki Nakashima Co. Ltd.	614,997	4,308,446
	Tsubakimoto Chain Co	445,872	11,043,676
#	Tsubakimoto Kogyo Co. Ltd.	22,700	690,709
	Tsukishima Holdings Co. Ltd.	418,030	3,391,463
	Tsukuba Bank Ltd.	696,367	1,084,349
	Tsumura & Co.	24,600	499,169
	Tsurumi Manufacturing Co. Ltd.	262,000	4,481,046
	Tsuzuki Denki Co. Ltd.	1,300	14,744
	TV Asahi Holdings Corp.	352,000	4,069,196
	Tv Tokyo Holdings Corp.	134,700	2,513,847
	TYK Corp.	479,200	1,203,210
	UACJ Corp.	691,499	13,800,759
	UBE Corp.	1,853,954	29,410,022
#	Ueki Corp.	28,500	277,784
	Unipres Corp.	772,839	5,383,582
	United Super Markets Holdings, Inc.	7,300	63,067
*	Unitika Ltd.	403,625	645,912
	Urbanet Corp. Co. Ltd.	53,700	130,586
	V Technology Co. Ltd.	31,400	699,796
	Valor Holdings Co. Ltd.	492,749	7,543,437
	Vital KSK Holdings, Inc.	15,400	110,725
	Wakachiku Construction Co. Ltd.	162,900	5,155,657
	Wakita & Co. Ltd.	843,100	8,582,237
	Warabeya Nichiyo Holdings Co. Ltd.	239,200	3,940,071

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Wellneo Sugar Co. Ltd.	224,300	$2,836,000
#	Wood One Co. Ltd.	79,275	697,450
	World Co. Ltd.	204,600	2,288,235
	Wowow, Inc.	82,000	790,118
	Xebio Holdings Co. Ltd.	621,203	5,513,066
#	Yachiyo Industry Co. Ltd.	113,500	1,023,842
	Yahagi Construction Co. Ltd.	249,900	1,581,065
#	Yaizu Suisankagaku Industry Co. Ltd.	51,480	314,023
	YAMABIKO Corp.	365,796	3,624,050
	Yamae Group Holdings Co. Ltd.	64,700	1,035,775
	Yamagata Bank Ltd.	13,100	104,045
	Yamaguchi Financial Group, Inc.	574,547	3,532,734
	Yamatane Corp.	203,099	2,523,540
#	Yamato Corp.	335,800	2,390,071
#	Yamaya Corp.	57,600	1,136,192
	Yamazen Corp.	148,000	1,148,264
	Yasuda Logistics Corp.	299,000	2,296,991
	Yellow Hat Ltd.	190,300	2,704,831
	Yodogawa Steel Works Ltd.	464,600	9,737,516
	Yokogawa Bridge Holdings Corp.	174,900	2,862,449
	Yokorei Co. Ltd.	1,142,900	9,198,383
	Yondenko Corp.	184,700	2,652,023
#	Yorozu Corp.	240,200	1,593,251
	Yotai Refractories Co. Ltd.	99,100	1,058,904
*	Yuasa Funashoku Co. Ltd.	39,199	793,531
	Yuasa Trading Co. Ltd.	80,300	2,332,089
#	Yuken Kogyo Co. Ltd.	37,000	555,557
	Yurtec Corp.	1,007,800	6,122,551
	Yushiro Chemical Industry Co. Ltd.	148,600	940,262
	Yutaka Giken Co. Ltd.	10,000	132,729
	Zaoh Co. Ltd.	14,300	241,587
	Zenitaka Corp.	14,000	349,824

TOTAL JAPAN			2,839,641,812

NETHERLANDS — (2.4%)
	Acomo NV	7,951	195,635
	APERAM SA	1,071,181	39,716,578
	ASR Nederland NV	1,543,908	67,905,149
Ω	B&S Group Sarl.	2,877	12,448
	Brunel International NV	15,665	211,848
#	ForFarmers NV	205,613	664,832
*	Fugro NV	664,776	9,426,077
	Heijmans NV, CVA	571,157	7,106,216
	Kendrion NV	52,992	1,105,862
	Koninklijke BAM Groep NV	4,359,730	9,554,110
#	Koninklijke Vopak NV	259,619	9,919,649
	Ordina NV	1,310,822	8,100,835
#	SBM Offshore NV	4,336,093	61,288,990
Ω	Signify NV	1,625,614	54,289,709
	Sligro Food Group NV	10,340	180,441
#*††	SRH NV	4,044,025	0
	Van Lanschot Kempen NV	40,822	1,240,822

TOTAL NETHERLANDS			270,919,201

NEW ZEALAND — (0.2%)
*	Air New Zealand Ltd.	8,689,495	4,094,097
	Arvida Group Ltd.	2,458,429	1,582,433
#	Channel Infrastructure NZ Ltd.	521,168	477,511

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Chorus Ltd.	923,967	$4,940,437
	Colonial Motor Co. Ltd.	247,107	1,407,973
	Heartland Group Holdings Ltd.	1,027,934	1,012,592
	KMD Brands Ltd.	3,794,682	2,608,800
#	Millennium & Copthorne Hotels New Zealand Ltd.	814,983	1,054,862
#	NZME Ltd.	1,169,418	752,076
	Oceania Healthcare Ltd.	1,671,667	713,841
	PGG Wrightson Ltd.	164,726	443,529
*††	RPNZ Ltd.	832,183	0
#	Sanford Ltd.	1,031,849	2,624,159
	SKY Network Television Ltd.	1,067,685	1,741,512
	SKYCITY Entertainment Group Ltd.	668,894	993,328
	Summerset Group Holdings Ltd.	147,762	744,645
#*	Tourism Holdings Ltd.	287,743	747,749
	TOWER Ltd.	403,954	159,893
	Turners Automotive Group Ltd.	20,727	43,039

TOTAL NEW ZEALAND			26,142,476

NORWAY — (1.0%)
#	2020 Bulkers Ltd.	61,251	612,353
#*	Akastor ASA	955,815	943,909
*	Aker BioMarine ASA	6,974	26,090
	Aker Solutions ASA	1,736,777	6,198,965
	AMSC ASA	824,081	3,207,050
	Austevoll Seafood ASA	59,317	558,615
Ω	Avance Gas Holding Ltd.	150,727	1,020,963
	B2Holding ASA	1,884,544	1,323,009
	Belships ASA	84,164	159,136
	Bonheur ASA	186,946	4,177,994
#*	Borr Drilling Ltd.	144,090	999,945
*	BW Energy Ltd.	1,083,047	2,913,842
Ω	BW LPG Ltd.	1,713,127	13,840,956
	BW Offshore Ltd.	2,090,034	5,577,182
*	Cadeler AS	37,564	163,370
	DNO ASA	7,492,668	7,495,657
	FLEX LNG Ltd.	60,200	2,088,079
	Frontline PLC	260,605	4,042,923
	Grieg Seafood ASA	64,066	537,249
	Hafnia Ltd.	347,734	1,886,447
	Hoegh Autoliners ASA	85,796	557,432
Ω	Klaveness Combination Carriers ASA	1,337	10,125
*	Kongsberg Automotive ASA	7,051,415	1,738,568
*	LINK Mobility Group Holding ASA	239,841	209,853
	MPC Container Ships ASA	1,828,055	2,999,923
*Ω	Norske Skog ASA	431,793	1,919,555
*	NRC Group ASA	74,482	76,914
*	Odfjell Drilling Ltd.	1,998,292	4,665,734
	Odfjell SE, Class A	307,399	2,878,539
*	Odfjell Technology Ltd.	350,215	1,754,532
	OKEA ASA	16,957	49,010
Ω	Okeanis Eco Tankers Corp.	122,966	2,868,994
	Panoro Energy ASA	33,030	85,690
	Pareto Bank ASA	70,593	343,567
*	Pexip Holding ASA	32,125	48,384
#*	PGS ASA	6,060,275	4,392,003
	Saga Pure ASA	159,801	22,698
Ω	Scatec ASA	41,707	272,665
	Selvaag Bolig ASA	14,297	48,896
*Ω	Shelf Drilling Ltd.	1,193,486	2,719,116

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	Siem Offshore, Inc.	198,520	$369,621
	Sparebank 1 Oestlandet	97,473	1,146,693
	SpareBank 1 Sorost-Norge	46,808	223,176
	Sparebanken More	22,735	162,640
	Stolt-Nielsen Ltd.	586,868	16,922,073
	TGS ASA	77,428	1,214,254
#	Wilh Wilhelmsen Holding ASA, Class A	223,050	5,845,096
Ω	XXL ASA	103,910	21,305

TOTAL NORWAY			111,340,790

PORTUGAL — (0.3%)
	Banco Comercial Portugues SA, Class R	82,513,054	21,209,454
	Sonae SGPS SA	10,421,234	11,883,833

TOTAL PORTUGAL			33,093,287

SINGAPORE — (0.7%)
	Amara Holdings Ltd.	96,100	24,099
*	Aspen Group Holdings Ltd.	1,603	40
*	Avarga Ltd.	61,600	9,926
*	Banyan Tree Holdings Ltd.	2,791,500	764,365
	Bonvests Holdings Ltd.	1,274,180	923,889
	Bukit Sembawang Estates Ltd.	104,000	316,315
	China Aviation Oil Singapore Corp. Ltd.	1,580,900	1,098,178
	Chuan Hup Holdings Ltd.	6,184,800	919,750
*	COSCO Shipping International Singapore Co. Ltd.	2,143,200	270,494
	Del Monte Pacific Ltd.	943,400	166,571
*††	DMX Technologies Group Ltd.	3,585,000	0
#*††	Ezra Holdings Ltd.	12,978,893	0
	Far East Orchard Ltd.	3,607,207	2,813,035
	First Resources Ltd.	19,900	22,942
	First Sponsor Group Ltd.	1,045,655	1,011,953
	Frencken Group Ltd.	971,500	763,299
	Geo Energy Resources Ltd.	1,204,700	303,301
	Golden Agri-Resources Ltd.	53,810,100	11,128,631
#	GP Industries Ltd.	202,408	94,700
	GuocoLand Ltd.	2,689,700	3,211,843
	Haw Par Corp. Ltd.	296,100	2,138,715
	Hiap Hoe Ltd.	73,800	41,208
	Ho Bee Land Ltd.	5,905,900	9,633,851
	Hong Fok Corp. Ltd.	5,542,860	4,294,012
	Hong Leong Asia Ltd.	3,032,000	1,560,580
#	Hong Leong Finance Ltd.	1,148,400	2,249,220
#	Hotel Grand Central Ltd.	2,738,449	1,852,781
	Hutchison Port Holdings Trust	30,093,400	5,708,748
#*††	Hyflux Ltd.	6,643,700	0
	Indofood Agri Resources Ltd.	423,200	100,033
	InnoTek Ltd.	62,100	22,435
	ISDN Holdings Ltd.	200,500	71,021
#	Japfa Ltd.	3,979,959	628,534
*††	Jurong Technologies Industrial Corp. Ltd.	3,391,000	0
	Low Keng Huat Singapore Ltd.	275,800	82,906
*	Marco Polo Marine Ltd.	822,500	27,826
	Metro Holdings Ltd.	7,036,060	3,144,821
#*††	Midas Holdings Ltd.	29,676,800	0
	Netlink NBN Trust	217,000	142,451
	OUE Ltd.	3,675,500	3,227,182
	Oxley Holdings Ltd.	69,709	7,164
#	PSC Corp. Ltd.	3,464,343	936,514

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	QAF Ltd.	3,245,108	$2,092,378
*	Raffles Education Ltd.	3,822,490	148,963
*	Sembcorp Marine Ltd.	10,035,300	935,918
	Sinarmas Land Ltd.	387,100	52,517
#	Sing Holdings Ltd.	1,587,200	418,837
	Sing Investments & Finance Ltd.	176,600	209,114
	Singapore Land Group Ltd.	1,862,021	3,061,848
	Singapore Post Ltd.	1,692,500	648,380
	Singapura Finance Ltd.	210,000	118,889
#	Stamford Land Corp. Ltd.	7,641,128	2,292,293
	Straits Trading Co. Ltd.	851,400	1,380,392
#*††	Swiber Holdings Ltd.	10,173,200	0
	Tiong Woon Corp. Holding Ltd.	2,037,650	718,647
#	Tuan Sing Holdings Ltd.	13,757,999	3,464,560
	UOB-Kay Hian Holdings Ltd.	397,999	424,403
	Valuetronics Holdings Ltd.	254,200	98,396
	Wee Hur Holdings Ltd.	225,000	32,804
	Wing Tai Holdings Ltd.	6,439,954	7,152,343
	Yeo Hiap Seng Ltd.	323,363	156,601

TOTAL SINGAPORE			83,120,616

SPAIN — (2.7%)
	Acerinox SA	2,817,928	30,445,613
*††	Adveo Group International SA	15,262	0
Ω	Aedas Homes SA	65,398	1,002,566
	Almirall SA	9,502	97,271
	Atresmedia Corp. de Medios de Comunicacion SA	504,409	2,017,109
	Banco de Sabadell SA	96,417,560	100,486,012
	Bankinter SA	8,874,437	52,476,468
	Construcciones y Auxiliar de Ferrocarriles SA	1,976	61,321
#	Ebro Foods SA	1,615,498	29,988,158
*	eDreams ODIGEO SA	4,197	23,787
	Elecnor SA	51,492	674,730
	Ercros SA	2,739,256	12,786,200
	Fomento de Construcciones y Contratas SA	16,212	164,105
Ω	Gestamp Automocion SA	1,569,962	6,796,796
*	Grifols SA	522,257	5,375,909
	Grupo Catalana Occidente SA	705,533	22,770,300
	Iberpapel Gestion SA	66,790	1,168,563
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,925,111	1,776,630
#	Mapfre SA	15,394,205	30,836,534
#*	Mediaset Espana Comunicacion SA	27,853	92,577
Ω	Neinor Homes SA	317,132	3,213,925
*	Obrascon Huarte Lain SA	1,287,599	732,348
	Prosegur Cia de Seguridad SA	380,491	729,957
*	Tubacex SA	1,690,257	4,595,999
	Vocento SA	744,911	589,604

TOTAL SPAIN.			308,902,482

SWEDEN — (2.4%)
Ω	AcadeMedia AB	1,186,860	6,023,128
	AFRY AB	286,844	5,392,343
#Ω	Alimak Group AB	550,962	4,065,104
	Alligo AB, Class B	289,288	3,226,911
Ω	Ambea AB	543,566	2,067,792
	AQ Group AB	19,714	787,432
	Arjo AB, Class B	1,806,317	8,013,143
*Ω	Attendo AB	892,365	3,162,136

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#	BE Group AB	11,407	$118,265
	Bergman & Beving AB	456,817	6,401,309
	Betsson AB, Class B	1,767,708	19,096,824
*	Better Collective AS	2,294	48,563
	Bjorn Borg AB	25,586	98,322
#	Bonava AB, Class B	315,075	568,282
#	Bulten AB	304,296	2,823,544
	Bure Equity AB	415,706	10,628,996
	Byggmax Group AB	1,007,350	3,086,438
*	Catena Media PLC	68,674	193,424
	Cloetta AB, Class B	3,746,744	7,931,262
*	Collector Bank AB	366,581	1,167,283
#Ω	Dometic Group AB	294,494	2,110,823
#*	Doro AB	416,350	618,777
*	Duni AB	568,750	6,220,102
*Ω	Dustin Group AB	191,574	659,213
	Elanders AB, Class B	144,076	1,831,026
*Ω	Eltel AB	29,797	25,805
#*	Enea AB	5,830	38,483
	Fagerhult AB	236,538	1,511,871
#	Granges AB	2,300,193	22,878,028
*Ω	Hoist Finance AB	671,090	1,686,702
*	Humana AB	284,023	399,997
#*	International Petroleum Corp.	1,411,350	13,742,361
#	Intrum AB	74,539	674,780
	Inwido AB	1,274,353	13,391,339
*	ITAB Shop Concept AB	135,825	155,007
#	JM AB	895,989	14,383,973
	Kabe Group AB, Class B	1,549	30,783
#*	K-fast Holding AB	21,898	44,176
#	KNOW IT AB	14,010	324,666
	Lindab International AB	1,245,741	19,951,007
	Loomis AB	374,739	11,994,936
	MEKO AB	667,723	8,187,953
	Modern Times Group MTG AB, Class B	409,823	3,294,642
*	Momentum Group AB	289,288	2,369,190
	NCC AB, Class B	574,059	5,708,494
#	New Wave Group AB, Class B	1,082,140	21,855,056
*	Nobia AB	698,028	1,017,903
	Nordic Waterproofing Holding AB	203,001	2,767,832
#	Peab AB, Class B	1,474,014	7,797,633
	Pricer AB, Class B	147,938	151,440
	Ratos AB, Class B	3,426,212	11,842,940
	Rejlers AB	16,766	259,262
Ω	Resurs Holding AB	436,995	831,620
	Rottneros AB	1,522,717	1,828,578
*	Scandi Standard AB	81,278	420,078
*	Sensys Gatso Group AB	1,274,874	111,569
	Solid Forsakring AB	176,778	1,119,725
*	Stillfront Group AB	1,522,272	3,243,345
	Tethys Oil AB	509,424	2,606,281
	VBG Group AB, Class B	63,603	1,055,949

TOTAL SWEDEN			274,043,846

SWITZERLAND — (6.5%)
#	Adecco Group AG	1,634,029	56,204,964
	Allreal Holding AG	215,585	38,257,507
*	ams-OSRAM AG	2,550,488	17,613,864
	Arbonia AG	863,469	10,573,419

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#*	Autoneum Holding AG	44,243	$6,724,241
	Baloise Holding AG	352,704	59,040,240
	Banque Cantonale de Geneve	34,944	8,051,158
	Banque Cantonale du Jura SA	3,334	204,099
#	Banque Cantonale Vaudoise	56,851	5,982,113
	Bell Food Group AG	41,323	13,122,295
	Bellevue Group AG	31,849	1,120,037
#	Berner Kantonalbank AG	50,506	13,512,586
	Bystronic AG	5,828	4,206,737
	Calida Holding AG	49,269	2,284,861
	Carlo Gavazzi Holding AG	8,919	3,256,689
	Cembra Money Bank AG	138,175	11,096,294
#*	Cicor Technologies Ltd.	21,958	1,091,330
	Cie Financiere Tradition SA	20,847	2,802,763
	Clariant AG	167,490	2,793,768
	EFG International AG	1,952,488	18,789,488
	Energiedienst Holding AG	28,128	1,400,422
	Feintool International Holding AG	74,248	1,832,230
	Flughafen Zurich AG	18,934	3,644,201
#*	GAM Holding AG	1,795,338	1,859,772
*	Gurit Holding AG, Class BR	34,163	3,436,998
	Helvetia Holding AG	623,560	93,279,761
	Huber & Suhner AG	31,932	2,630,212
	Implenia AG	317,451	14,325,672
	Investis Holding SA	22,516	2,509,281
*	Jungfraubahn Holding AG	23,228	3,959,438
#*	Kudelski SA	140,058	283,335
	Landis & Gyr Group AG	257,519	21,334,951
	Liechtensteinische Landesbank AG	202,789	14,325,291
	Luzerner Kantonalbank AG	140,090	12,552,991
Ω	Medmix AG	27,422	650,684
	Meier Tobler Group AG	3,397	202,620
	Metall Zug AG, Class B	1,174	2,429,307
	Mobimo Holding AG	129,979	34,858,846
	OC Oerlikon Corp. AG	1,186,772	6,645,140
#	Orell Fuessli AG	244	21,297
	Phoenix Mecano AG	8,036	3,965,946
#	Rieter Holding AG	25,332	2,758,707
	Schweiter Technologies AG	6,262	4,997,116
	Siegfried Holding AG	63,680	49,078,728
	St Galler Kantonalbank AG	51,111	28,788,198
	Sulzer AG	83,469	6,994,492
	Swiss Prime Site AG	679,052	61,467,527
#*	Swiss Steel Holding AG	2,829,541	447,250
	Thurgauer Kantonalbank.	11,153	1,491,859
	TX Group AG	9,677	1,127,143
	u-blox Holding AG	2,349	283,161
	Valiant Holding AG	18,518	2,152,353
	Vaudoise Assurances Holding SA	22,758	12,037,894
	Vetropack Holding AG	132,287	6,876,121
	Vontobel Holding AG	301,158	20,171,768
	VP Bank AG, Class A	66,758	7,426,882
*	V-ZUG Holding AG	17,959	1,642,635
	Walliser Kantonalbank.	17,020	2,134,722
	Zehnder Group AG	112,140	9,159,665
	Zug Estates Holding AG, Class B	985	1,946,265
	Zuger Kantonalbank AG	378	3,309,977

TOTAL SWITZERLAND			727,169,311

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (11.4%)
#	Alliance Pharma PLC	985,481	$789,271
	Anglo-Eastern Plantations PLC	332,443	3,498,357
	Ashmore Group PLC	393,929	1,207,470
*	ASOS PLC	73,686	685,778
*	Auction Technology Group PLC	1,993	17,530
*	Babcock International Group PLC	631,405	2,523,979
#Ω	Bakkavor Group PLC	329,076	396,190
	Balfour Beatty PLC	8,584,678	41,370,839
	Bank of Georgia Group PLC	852,614	31,717,490
	Beazley PLC	247,751	1,858,743
	Bellway PLC	1,945,791	58,995,324
	Bloomsbury Publishing PLC	794,411	4,482,378
	Bodycote PLC	2,024,254	17,579,965
	Breedon Group PLC	4,547,378	3,932,973
	Burford Capital Ltd.	550,620	7,242,882
*	C&C Group PLC	917,883	1,806,485
	Camellia PLC	661	40,577
	Capital Ltd.	166,611	209,415
#*	Capricorn Energy PLC	2,455,335	6,768,657
*	Card Factory PLC	2,442,843	3,363,561
	Carr’s Group PLC	643,356	1,027,663
	Castings PLC	470,165	2,216,890
#*	Cazoo Group Ltd.	23,815	42,390
	Centamin PLC	28,617,167	37,141,612
	Central Asia Metals PLC	1,379,322	3,567,913
	Chemring Group PLC	1,451,489	5,195,671
	Chesnara PLC	1,314,387	4,586,957
	Close Brothers Group PLC	3,494,218	39,939,134
	Crest Nicholson Holdings PLC	3,574,427	12,078,211
	Currys PLC	9,316,111	6,694,895
*	De La Rue PLC	217,547	114,948
	DFS Furniture PLC	501,413	793,020
	Direct Line Insurance Group PLC	5,754,899	12,438,903
	DiscoverIE Group PLC	9,263	98,439
	Diversified Energy Co. PLC	1,525,418	1,815,530
	Drax Group PLC	3,485,907	27,622,671
	Ecora Resources PLC	2,911,240	4,376,663
*	Elementis PLC	7,188,243	11,353,740
*	EnQuest PLC	36,800,325	7,726,374
	Epwin Group PLC	229,279	220,591
	Essentra PLC	1,775,048	4,615,121
	Ferrexpo PLC	783,657	1,065,543
	Firstgroup PLC	10,296,467	14,522,428
#	Flowtech Fluidpower PLC	90,707	120,158
	Foxtons Group PLC	1,901,394	928,014
*	Frasers Group PLC	2,793,325	26,993,714
*	Frontier Developments PLC	3,175	19,818
	Future PLC	99,390	1,410,328
	Galliford Try Holdings PLC	718,008	1,603,999
	GB Group PLC	108,318	442,856
	Gem Diamonds Ltd.	324,360	105,959
	Genel Energy PLC	2,863,644	4,001,547
	Genuit Group PLC	292,890	1,107,087
*	Georgia Capital PLC	99,881	1,010,776
	Grafton Group PLC	5,294,183	57,743,929
	Grainger PLC	9,210,611	29,966,472
*	Greencore Group PLC	3,464,217	3,735,019
*	Griffin Mining Ltd.	11,516	13,784
	Gulf Keystone Petroleum Ltd.	4,128,089	7,044,702

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*Ω	Gym Group PLC	10,332	$13,498
	H&T Group PLC	77,164	443,577
	Halfords Group PLC	3,117,020	8,233,512
	Hargreaves Services PLC	18,548	95,390
	Harworth Group PLC	331,593	487,672
	Headlam Group PLC	365,548	1,339,265
	Helical PLC	1,671,495	6,287,801
	Henry Boot PLC	1,340,121	4,016,073
	Hochschild Mining PLC	1,004,809	907,857
	Hunting PLC	2,158,917	6,351,962
*	Hyve Group PLC	185,138	280,278
Ω	Ibstock PLC	1,314,260	2,809,308
	IG Group Holdings PLC	154,231	1,423,786
	Inchcape PLC	1,113,195	11,332,833
	International Distributions Services PLC	5,293,836	16,853,855
	International Personal Finance PLC	991,219	1,226,923
	iomart Group PLC	55,118	106,248
	IP Group PLC	3,268,275	2,311,623
#*	IQE PLC	1,103,518	342,806
*	James Fisher & Sons PLC	39,842	162,456
*	John Wood Group PLC	7,796,089	22,121,215
	Jupiter Fund Management PLC	2,365,898	3,872,152
	Keller Group PLC	1,765,755	14,806,287
*	Kier Group PLC	1,519,993	1,467,024
	Lancashire Holdings Ltd.	705,770	5,439,963
	Lookers PLC	4,860,253	5,292,775
	LSL Property Services PLC	66,765	227,388
	Man Group PLC	3,871,363	11,071,974
*	Marks & Spencer Group PLC	20,442,940	42,298,382
*	Marston’s PLC	5,279,605	2,313,105
	Mears Group PLC	2,326,129	6,478,267
	Mediclinic International PLC	6,245,108	39,145,896
*	Mitchells & Butlers PLC	5,127,402	11,274,436
	MJ Gleeson PLC	541,617	2,910,084
	Morgan Sindall Group PLC	180,732	3,854,816
	MP Evans Group PLC	72,512	769,982
#*	N Brown Group PLC	690,728	252,256
	National Express Group PLC	5,655,791	8,643,775
	Norcros PLC	232,009	569,227
	Numis Corp. PLC	61,529	263,445
	OSB Group PLC	5,364,248	33,587,387
	Pan African Resources PLC	3,055,762	677,945
	Paragon Banking Group PLC	6,577,529	41,574,142
*	Pendragon PLC	18,148,714	4,027,918
*	Petra Diamonds Ltd.	54,284	46,486
	Pets at Home Group PLC	5,391,498	26,156,120
*	Pharos Energy PLC	1,008,706	292,657
*	Playtech PLC	4,272,115	31,011,116
	Premier Foods PLC	16,896,533	26,523,061
	QinetiQ Group PLC	1,515,450	7,081,052
Ω	Quilter PLC	15,777,436	16,889,725
*	Rank Group PLC	8,804	10,668
	Rathbones Group PLC	9,201	226,279
	Reach PLC	6,101,388	6,493,487
	Redde Northgate PLC	4,327,193	20,466,159
	Redrow PLC	6,974,382	45,470,064
*	Renewi PLC	419,970	3,173,365
*	Restaurant Group PLC	1,649,391	839,433
	RHI Magnesita NV	84,566	2,403,678

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Ricardo PLC	115,231	$867,235
	RWS Holdings PLC	330,471	1,061,089
	S&U PLC	8,638	265,227
*	Saga PLC	703,396	1,155,859
	Secure Trust Bank PLC	597	4,809
	Senior PLC	2,687,736	5,547,305
	Serco Group PLC	3,285,843	6,285,290
	Severfield PLC	1,380,945	1,043,582
*	SIG PLC	5,891,977	3,301,057
	Speedy Hire PLC	8,214,436	3,321,595
*Ω	Spire Healthcare Group PLC	4,636,267	13,325,975
*	Staffline Group PLC	42,154	21,590
#*	Superdry PLC	794,811	861,630
	Synthomer PLC	366,722	552,569
	TBC Bank Group PLC	288,181	8,525,123
Ω	TI Fluid Systems PLC	720,301	957,454
	TP ICAP Group PLC	11,487,950	24,575,054
	Travis Perkins PLC	4,008,215	48,373,777
#	Trifast PLC	958,439	866,411
	TT Electronics PLC	2,541,771	5,435,971
	Tyman PLC	2,142,267	6,642,306
	Vanquis Banking Group PLC	377,150	1,066,772
	Vertu Motors PLC	3,280,417	2,384,108
	Vesuvius PLC	6,419,919	32,767,403
	Virgin Money UK PLC	11,274,117	22,158,126
	Vistry Group PLC	5,254,832	51,795,866
	Vp PLC	275,589	2,216,434
	Watkin Jones PLC	69,540	84,663
	Wickes Group PLC	1,197,038	2,026,690
	Young & Co’s Brewery PLC, Class A	57,427	825,837
	Zotefoams PLC	3,087	14,715

TOTAL UNITED KINGDOM			1,287,372,769

UNITED STATES — (0.1%)
	ADTRAN Holdings, Inc.	755,157	6,811,805
*	Noble Corp. PLC	53,097	1,992,203
Ω	PolyPeptide Group AG	7,073	177,471
	VAALCO Energy, Inc.	2	6

TOTAL UNITED STATES			8,981,485

TOTAL COMMON STOCKS			10,925,238,796

PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
	Draegerwerk AG & Co. KGaA.	35,484	1,996,806
	Jungheinrich AG	228,334	8,850,167
	STO SE & Co. KGaA	25,451	4,961,197

TOTAL GERMANY			15,808,170

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
#*	Arabi Group Holding KSC Rights 05/02/23	308,418	501,035

ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/30	347,241	0

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»
SINGAPORE — (0.0%)
* Ezion Holdings Ltd.	10,557,095	$0

TOTAL RIGHTS/WARRANTS		501,035
TOTAL INVESTMENT SECURITIES
(Cost $9,793,073,257)		10,941,548,001

		Value†
SECURITIES LENDING COLLATERAL — (3.0%)
@§ The DFA Short Term Investment Fund	29,660,619	343,084,375

TOTAL INVESTMENTS — (100.0%)
(Cost $10,136,113,013)		$11,284,632,376

As of April 30, 2023, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500 ® E-mini Index	500	06/16/23	$100,236,924	$104,712,500	$4,475,576

Total Futures Contracts			$100,236,924	$104,712,500	$4,475,576

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$658,930,980	—	$658,930,980
Austria	—	76,922,100	—	76,922,100
Belgium	—	183,732,856	—	183,732,856
Canada	$1,389,747,974	256,932	—	1,390,004,906
China	14,753,132	2,590,438	—	17,343,570
Denmark	—	374,899,516	—	374,899,516
Finland	—	239,648,847	—	239,648,847
France	—	509,885,811	—	509,885,811
Germany	—	601,301,610	—	601,301,610
Hong Kong	—	242,177,239	$164,488	242,341,727
Ireland	—	57,821,386	—	57,821,386
Israel	101,983	88,118,150	—	88,220,133
Italy	—	513,457,279	—	513,457,279
Japan	—	2,839,641,812	—	2,839,641,812
Netherlands	—	270,919,201	—	270,919,201
New Zealand	—	26,142,476	—	26,142,476
Norway	560,385	110,780,405	—	111,340,790
Portugal	—	33,093,287	—	33,093,287
Singapore	—	83,120,616	—	83,120,616
Spain	—	308,902,482	—	308,902,482
Sweden	516,684	273,527,162	—	274,043,846
Switzerland	—	727,169,311	—	727,169,311
United Kingdom	42,390	1,287,330,379	—	1,287,372,769
United States	6	8,981,479	—	8,981,485

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$15,808,170	—	$15,808,170
Rights/Warrants
France	—	501,035	—	501,035
Securities Lending Collateral	—	343,084,375	—	343,084,375
Futures Contracts**	$4,475,576	—	—	4,475,576

TOTAL	$1,410,198,130	$9,878,745,334	$164,488^	$11,289,107,952

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.0%)
AUSTRALIA — (5.8%)
*	A2B Australia Ltd.	168,428	$171,577
	Accent Group Ltd.	350,750	593,565
#	Adairs Ltd.	103,966	155,136
	Adbri Ltd.	327,958	346,269
	AGL Energy Ltd.	46,695	257,055
*	Ainsworth Game Technology Ltd.	31,523	20,239
*	Alkane Resources Ltd.	338,802	197,633
*	Alliance Aviation Services Ltd.	48,114	99,018
*	Allkem Ltd.	39,920	327,843
	ALS Ltd.	85,381	745,183
	Altium Ltd.	13,192	336,281
	Alumina Ltd.	723,499	734,308
#*	AMA Group Ltd.	431,520	47,175
	AMP Ltd.	1,944,073	1,469,830
	Ampol Ltd.	78,092	1,558,148
	Ansell Ltd.	43,517	774,389
#*	Antipa Minerals Ltd.	1,194,798	15,368
#*	Appen Ltd.	56,091	117,604
#*	Arafura Rare Earths Ltd.	1,043,749	286,730
#	ARB Corp. Ltd.	25,909	553,490
#	Ardent Leisure Group Ltd.	183,308	66,492
	Aristocrat Leisure Ltd.	25,149	636,155
	ASX Ltd.	11,971	544,794
	Atlas Arteria Ltd.	99,259	431,561
	AUB Group Ltd.	34,863	638,949
#*	Audinate Group Ltd.	4,108	23,944
#*	Aurelia Metals Ltd.	1,031,919	93,023
	Aurizon Holdings Ltd.	1,030,995	2,344,119
*	Ausgold Ltd.	1,330,977	44,068
	Ausgold Ltd.	176,432	5,837
*	Aussie Broadband Ltd.	28,190	62,125
	Austal Ltd.	293,169	321,752
	Austin Engineering Ltd.	207,907	53,782
	Australia & New Zealand Banking Group Ltd.	287,199	4,663,604
*	Australian Agricultural Co. Ltd.	366,526	373,350
#	Australian Clinical Labs Ltd.	30,187	70,829
	Australian Ethical Investment Ltd.	20,629	44,524
	Australian Finance Group Ltd.	172,518	184,842
#*	Australian Strategic Materials Ltd.	62,024	43,550
	Auswide Bank Ltd.	12,051	42,098
	AVJennings Ltd.	78,694	23,698
#*††	AVZ Minerals Ltd.	100,493	10,537
	Baby Bunting Group Ltd.	70,664	101,638
#	Bank of Queensland Ltd.	498,280	1,924,172
#*	Bannerman Energy Ltd.	43,076	41,750
	Bapcor Ltd.	286,152	1,248,651
	Base Resources Ltd.	156,783	19,704
	Beach Energy Ltd.	1,801,011	1,772,715
	Beacon Lighting Group Ltd.	69,199	83,897
	Bega Cheese Ltd.	268,693	676,580
#	Bell Financial Group Ltd.	111,621	71,814
*	Bellevue Gold Ltd.	605,345	568,270
	Bendigo & Adelaide Bank Ltd.	295,119	1,699,072
#	BHP Group Ltd., Sponsored ADR	58,819	3,472,674
	BHP Group Ltd., Class DI	178,389	5,294,135

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Blackmores Ltd.	5,211	$329,161
	BlueScope Steel Ltd.	299,998	3,987,493
*	Boral Ltd.	6,080	16,689
#*	Boss Energy Ltd.	59,669	105,070
	Brambles Ltd.	178,347	1,689,450
#	Bravura Solutions Ltd.	396,931	118,780
#	Breville Group Ltd.	28,870	396,601
	Brickworks Ltd.	89,732	1,492,974
#*	BWX Ltd.	108,764	14,394
	Calidus Resources Ltd.	2,819	373
	Calima Energy Ltd.	243,590	17,888
#	Capitol Health Ltd.	499,605	90,892
	Capral Ltd.	4,109	20,095
*	Capricorn Metals Ltd.	75,489	222,127
#*	Carnarvon Energy Ltd.	1,228,400	101,992
	carsales.com Ltd.	52,800	837,318
	Cash Converters International Ltd.	136,158	21,120
	Cedar Woods Properties Ltd.	57,706	187,425
*††	Centrebet International Ltd.	13,296	0
	Challenger Ltd.	471,135	1,895,859
	Champion Iron Ltd.	266,916	1,159,714
#*	City Chic Collective Ltd.	81,434	26,353
*	Clean Seas Seafood Ltd.	70,765	25,303
	Cleanaway Waste Management Ltd.	652,951	1,051,550
#	Clinuvel Pharmaceuticals Ltd.	15,776	212,295
	Clover Corp. Ltd.	36,665	29,744
#*	Cobalt Blue Holdings Ltd.	10,882	2,425
	Cobram Estate Olives Ltd.	11,928	10,362
	Cochlear Ltd.	5,047	827,544
#	Codan Ltd.	72,346	351,425
#*	Cogstate Ltd.	42,738	45,184
	Coles Group Ltd.	71,757	866,837
	Collins Foods Ltd.	98,017	565,106
*	Comet Ridge Ltd.	392,184	36,631
	Commonwealth Bank of Australia	72,307	4,784,995
	Computershare Ltd.	71,095	1,058,307
#*	Cooper Energy Ltd.	2,283,009	258,134
#	Corporate Travel Management Ltd.	22,784	318,777
	Costa Group Holdings Ltd.	286,549	475,509
#	Credit Corp. Group Ltd.	40,836	491,730
	CSR Ltd.	438,908	1,536,495
	Data#3 Ltd.	87,623	442,339
*	De Grey Mining Ltd.	184,303	197,815
*	Deep Yellow Ltd.	76,856	27,518
	Deterra Royalties Ltd.	150,705	462,117
	Dicker Data Ltd.	23,491	127,124
	Domain Holdings Australia Ltd.	124,605	277,907
	Domino’s Pizza Enterprises Ltd.	9,296	312,899
	Downer EDI Ltd.	683,634	1,617,296
	Eagers Automotive Ltd.	77,037	727,501
	Elanor Investor Group	45,594	48,777
	Elders Ltd.	126,847	682,947
#*	Electro Optic Systems Holdings Ltd.	17,371	6,826
#	Emeco Holdings Ltd.	290,588	132,261
*	Emerald Resources NL	68,555	87,637
#*	EML Payments Ltd.	352,189	169,290
	Endeavour Group Ltd.	49,253	221,993
#*	Energy Transition Minerals Ltd.	573,744	13,719
*	Energy World Corp. Ltd.	1,371,925	31,773

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Enero Group Ltd.	40,866	$49,430
#*	EnviroSuite Ltd.	100,794	6,112
	EQT Holdings Ltd.	14,585	261,170
#	Estia Health Ltd.	209,499	365,515
	Euroz Hartleys Group Ltd.	2,967	2,328
	Evolution Mining Ltd.	661,665	1,560,192
	EVT Ltd.	88,634	710,333
	Fenix Resources Ltd.	214,993	34,238
	Finbar Group Ltd.	18,455	7,644
	FleetPartners Group Ltd.	363,531	506,680
	Fleetwood Ltd.	85,236	85,521
#*	Flight Centre Travel Group Ltd.	11,355	149,111
	Fortescue Metals Group Ltd.	119,009	1,665,129
#*	Frontier Digital Ventures Ltd.	56,903	18,906
	G8 Education Ltd.	1,156,384	936,387
#*	Galan Lithium Ltd.	9,485	6,796
#*	Gascoyne Resources Ltd.	221,514	18,686
	Gold Road Resources Ltd.	559,544	696,231
	GR Engineering Services Ltd.	12,983	15,673
	GrainCorp Ltd., Class A	206,682	936,432
	Grange Resources Ltd.	490,389	201,274
	GUD Holdings Ltd.	122,694	782,658
	GWA Group Ltd.	199,820	233,416
	Hansen Technologies Ltd.	137,190	410,921
#	Harvey Norman Holdings Ltd.	487,046	1,169,693
	Healius Ltd.	783,774	1,557,585
	Healthia Ltd.	3,249	2,551
	Helia Group Ltd.	399,142	838,432
#	Helloworld Travel Ltd.	19,262	38,648
#*	Highfield Resources Ltd.	75,056	28,181
*	Hot Chili Ltd.	64,306	45,325
#	HT&E Ltd.	358,450	272,774
	HUB24 Ltd.	10,551	199,502
#	Humm Group Ltd.	288,223	91,634
	IDP Education Ltd.	25,503	479,119
	IGO Ltd.	81,051	746,389
	Iluka Resources Ltd.	156,250	1,148,119
	Imdex Ltd.	368,894	509,751
#*	Immutep Ltd., Sponsored ADR	20,551	33,909
	Incitec Pivot Ltd.	1,503,617	3,203,630
	Infomedia Ltd.	336,009	334,434
	Inghams Group Ltd.	215,704	402,652
	Insignia Financial Ltd.	603,034	1,196,882
	Insurance Australia Group Ltd.	172,005	569,868
#	Integral Diagnostics Ltd.	158,298	331,613
	InvoCare Ltd.	58,370	431,095
*	ioneer Ltd.	343,732	70,185
	IPH Ltd.	96,254	520,703
	IRESS Ltd.	91,339	627,589
	IVE Group Ltd.	112,528	177,522
	James Hardie Industries PLC, CDI	35,000	781,028
#	James Hardie Industries PLC, Sponsored ADR	1,506	33,524
#	JB Hi-Fi Ltd.	44,783	1,325,385
	Johns Lyng Group Ltd.	58,594	264,176
	Jupiter Mines Ltd.	865,202	143,510
*	Karoon Energy Ltd.	498,386	712,446
	Kelsian Group Ltd.	107,259	437,243
#*	Kogan.com Ltd.	19,892	57,608
#*	Lark Distilling Co. Ltd.	13,663	15,773

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Lendlease Corp. Ltd.	169,017	$839,404
	Lifestyle Communities Ltd.	49,025	555,070
	Link Administration Holdings Ltd.	231,855	327,107
	Lottery Corp. Ltd.	313,747	1,051,988
	Lovisa Holdings Ltd.	23,600	418,691
	Lycopodium Ltd.	4,501	30,451
*	Lynas Rare Earths Ltd.	122,965	528,123
	MA Financial Group Ltd.	27,305	83,989
#	Macmahon Holdings Ltd.	971,526	87,032
	Macquarie Group Ltd.	13,642	1,664,221
*	Macquarie Telecom Group Ltd.	1,689	68,818
#	Magellan Financial Group Ltd.	34,094	184,772
#	Mayne Pharma Group Ltd.	68,065	187,821
	McMillan Shakespeare Ltd.	49,924	509,986
#	McPherson’s Ltd.	112,966	44,181
	Medibank Pvt Ltd.	415,793	983,998
#*	Medical Developments International Ltd.	17,518	11,608
#*	Megaport Ltd.	17,926	67,781
#*	Mesoblast Ltd.	176,885	101,025
	Mesoblast Ltd.	19,821	11,279
#*	Metals X Ltd.	449,738	82,463
	Metcash Ltd.	349,021	904,493
	Michael Hill International Ltd.	50,276	33,295
	Mineral Resources Ltd.	30,552	1,507,149
*	MMA Offshore Ltd.	275,076	219,804
	Monadelphous Group Ltd.	42,701	351,988
	Monash IVF Group Ltd.	261,809	200,692
*	Mount Gibson Iron Ltd.	635,242	200,852
	Myer Holdings Ltd.	960,406	559,000
	MyState Ltd.	91,318	215,886
*	Nanosonics Ltd.	38,363	146,149
	National Australia Bank Ltd.	267,552	5,150,684
	National Tyre & Wheel Ltd.	12,430	4,449
	Navigator Global Investments Ltd.	130,494	92,301
#*	Neometals Ltd.	48,923	20,310
	Netwealth Group Ltd.	48,213	438,114
#*	New Century Resources Ltd.	14,742	10,730
	New Hope Corp. Ltd.	358,145	1,266,012
	Newcrest Mining Ltd.	272,572	5,202,244
*	NEXTDC Ltd.	32,973	253,020
	nib holdings Ltd.	183,276	940,406
	Nick Scali Ltd.	48,096	311,291
	Nickel Industries Ltd.	606,292	385,743
	Nine Entertainment Co. Holdings Ltd.	1,034,270	1,426,683
	Northern Star Resources Ltd.	165,192	1,473,480
	NRW Holdings Ltd.	431,557	693,546
	Nufarm Ltd.	378,076	1,405,770
	Objective Corp. Ltd.	6,207	53,137
*	OFX Group Ltd.	145,572	137,979
*	Omni Bridgeway Ltd.	176,068	268,480
	oOh!media Ltd.	465,641	510,180
	Orica Ltd.	127,364	1,374,743
	Origin Energy Ltd.	349,583	1,938,268
	Orora Ltd.	563,257	1,287,345
	Pacific Current Group Ltd.	51,154	255,804
	Pacific Smiles Group Ltd.	19,803	18,457
	Pact Group Holdings Ltd.	127,434	84,641
*	Paladin Energy Ltd.	512,786	225,534
*	Panoramic Resources Ltd.	1,056,690	105,847

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Pantoro Ltd.	1,200,543	$58,030
	Peet Ltd.	285,445	214,322
#*	Peninsula Energy Ltd.	492,784	51,242
#	PeopleIN Ltd.	37,024	76,272
	Pepper Money Ltd.	47,459	41,066
*	Perenti Ltd.	533,613	408,917
	Perpetual Ltd.	59,700	975,664
	Perseus Mining Ltd.	1,083,530	1,601,341
*	PEXA Group Ltd.	49,959	443,373
	Pilbara Minerals Ltd.	194,044	552,290
#	Pinnacle Investment Management Group Ltd.	12,030	66,249
	Platinum Asset Management Ltd.	216,738	253,194
#*	PointsBet Holdings Ltd.	6,569	6,845
*	PolyNovo Ltd.	59,283	64,404
*	Poseidon Nickel Ltd.	595,932	15,070
#	Praemium Ltd.	59,810	27,316
	Premier Investments Ltd.	42,660	742,426
	Pro Medicus Ltd.	10,174	417,611
	Propel Funeral Partners Ltd.	17,391	50,739
	PSC Insurance Group Ltd.	12,146	37,731
	PWR Holdings Ltd.	36,095	241,108
*	Qantas Airways Ltd.	77,152	340,236
	QBE Insurance Group Ltd.	152,109	1,555,435
	Qube Holdings Ltd.	544,788	1,114,525
	Ramelius Resources Ltd.	1,203,759	1,050,531
	Ramsay Health Care Ltd.	19,064	819,775
	REA Group Ltd.	4,186	393,687
*	ReadyTech Holdings Ltd.	22,182	45,399
#*	Red 5 Ltd.	1,320,544	148,718
*††	Red River Resources Ltd.	65,097	1,180
#*	Redbubble Ltd.	56,201	15,201
	Reece Ltd.	20,461	249,248
#	Regis Healthcare Ltd.	92,021	129,950
*	Regis Resources Ltd.	764,204	1,081,298
*	Reject Shop Ltd.	19,979	63,815
	Reliance Worldwide Corp. Ltd.	460,027	1,254,553
#	Resimac Group Ltd.	22,675	14,226
#*	Resolute Mining Ltd.	1,882,556	597,373
*	Retail Food Group Ltd.	2,461,354	117,639
	Ridley Corp. Ltd.	228,380	327,459
	Rio Tinto Ltd.	28,857	2,164,408
*	RPMGlobal Holdings Ltd.	72,882	67,743
*††	Salmat Ltd.	16,043	0
*	Sandfire Resources Ltd.	497,195	2,166,205
	Santos Ltd.	439,518	2,082,038
	SEEK Ltd.	45,271	738,655
	Select Harvests Ltd.	130,624	383,292
	Servcorp Ltd.	42,286	88,747
	Service Stream Ltd.	440,774	194,703
	Seven Group Holdings Ltd.	32,051	506,263
*	Seven West Media Ltd.	822,457	210,330
	SG Fleet Group Ltd.	38,794	51,967
	Shaver Shop Group Ltd.	93,308	66,495
#*	Sierra Rutile Holdings Ltd.	136,845	20,464
	Sigma Healthcare Ltd.	1,302,866	604,681
*	Silver Lake Resources Ltd.	844,813	712,202
#*	Silver Mines Ltd.	479,752	70,096
	Sims Ltd.	160,860	1,685,772
	SmartGroup Corp. Ltd.	87,111	389,916

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Solvar Ltd.	178,823	$224,096
	Sonic Healthcare Ltd.	76,269	1,797,885
	South32 Ltd.	1,856,214	5,247,054
#	Southern Cross Electrical Engineering Ltd.	130,917	55,625
	Southern Cross Media Group Ltd.	216,813	120,365
*††	SpeedCast International Ltd.	198,889	0
	SRG Global Ltd.	28,702	14,397
*	St Barbara Ltd.	779,875	312,161
*	Star Entertainment Group Ltd.	1,337,401	1,133,681
	Steadfast Group Ltd.	194,270	765,891
#*	Strike Energy Ltd.	324,297	102,443
	Suncorp Group Ltd.	282,414	2,351,383
	Sunland Group Ltd.	67,813	64,659
#*	Sunrise Energy Metals Ltd.	15,847	13,902
#*	Sunstone Metals Ltd.	215,581	5,004
	Super Retail Group Ltd.	160,643	1,449,737
*	Superloop Ltd.	304,048	124,123
#	Symbio Holdings Ltd.	30,212	42,511
*	Syrah Resources Ltd.	391,534	302,734
	Tabcorp Holdings Ltd.	1,795,994	1,252,732
	Technology One Ltd.	118,496	1,194,655
	Telstra Group Ltd.	225,970	655,587
#*	Temple & Webster Group Ltd.	15,717	42,140
#	Ten Sixty Four Ltd.	189,882	71,618
	Terracom Ltd.	99,185	42,268
	TPG Telecom Ltd.	96,322	343,822
	Treasury Wine Estates Ltd.	46,748	433,031
*	Tuas Ltd.	41,766	42,929
*	Tyro Payments Ltd.	69,507	73,578
#	United Malt Group Ltd.	230,209	674,442
*††	Virgin Australia Holdings Pty. Ltd.	272,729	0
Ω	Viva Energy Group Ltd.	612,416	1,265,863
#*	Webjet Ltd.	84,776	419,246
	Wesfarmers Ltd.	12,951	448,028
*	West African Resources Ltd.	738,130	477,558
*	Westgold Resources Ltd.	682,606	689,843
	Westpac Banking Corp.	306,685	4,590,822
	Whitehaven Coal Ltd.	784,500	3,764,639
*	Widgie Nickel Ltd.	11,598	2,198
	WiseTech Global Ltd.	4,313	197,560
#	Woodside Energy Group Ltd., ADR	21,257	483,814
	Woodside Energy Group Ltd.	212,097	4,812,549
	Woolworths Group Ltd.	37,895	977,570
	Worley Ltd.	95,808	962,628
*	Xero Ltd.	3,462	216,118
#	Yancoal Australia Ltd.	204,955	757,688
#*	Zip Co. Ltd.	40,095	13,698

TOTAL AUSTRALIA			200,650,691

AUSTRIA — (0.7%)
*	Addiko Bank AG	6,257	95,934
	Agrana Beteiligungs AG	11,893	223,595
	ANDRITZ AG	37,161	2,413,451
	AT&S Austria Technologie & Systemtechnik AG	25,068	766,569
Ω	BAWAG Group AG	38,276	1,866,875
*	CA Immobilien Anlagen AG	3,204	92,953
*	DO & Co. AG	3,767	441,224
	Erste Group Bank AG	49,550	1,801,599
	EVN AG	35,368	852,382

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
*	FACC AG	6,832	$52,863
*	Immofinanz AG	7,951	0
*	Kapsch TrafficCom AG	2,499	34,081
*	Lenzing AG	6,069	397,187
	Mayr Melnhof Karton AG	3,500	558,731
	Oberbank AG	847	107,819
	Oesterreichische Post AG	6,903	265,912
	OMV AG	35,834	1,695,762
	Palfinger AG	8,726	286,908
	POLYTEC Holding AG	14,925	76,196
	Porr AG	16,942	259,064
*	Raiffeisen Bank International AG	88,941	1,366,284
	Rosenbauer International AG	1,017	35,673
	Schoeller-Bleckmann Oilfield Equipment AG	8,213	515,834
	Semperit AG Holding	9,321	245,134
	Telekom Austria AG	108,466	846,803
	UBM Development AG	2,555	83,405
	UNIQA Insurance Group AG	66,625	597,805
	Verbund AG	1,739	154,876
	Vienna Insurance Group AG Wiener Versicherung Gruppe	36,333	1,069,026
	voestalpine AG	93,552	3,243,609
	Wienerberger AG	55,007	1,657,072
	Zumtobel Group AG	27,082	212,723

TOTAL AUSTRIA			22,317,349

BELGIUM — (1.4%)
	Ackermans & van Haaren NV	21,194	3,727,925
	Ageas SA	124,374	5,541,544
*	AGFA-Gevaert NV	185,716	521,289
	Anheuser-Busch InBev SA	22,429	1,458,321
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	6,428	417,627
*	Argenx SE, ADR	768	297,892
*	Argenx SE	66	25,459
	Atenor	3,515	173,659
	Azelis Group NV	4,755	112,810
	Barco NV	9,667	282,326
	Bekaert SA	34,138	1,589,264
	bpost SA	67,097	330,118
*	Cie d’Entreprises CFE	8,983	97,098
	Deceuninck NV	68,481	177,686
*	Deme Group NV	8,565	1,133,358
	D’ieteren Group	2,312	435,324
	Econocom Group SA	125,028	429,456
	Elia Group SA	3,377	463,054
	Etablissements Franz Colruyt NV	39,827	1,106,302
*	Euronav NV	36,698	629,208
	EVS Broadcast Equipment SA	9,185	223,878
	Exmar NV	32,166	421,723
	Fagron	40,102	745,429
*	Galapagos NV	28,594	1,109,428
#*	Galapagos NV, Sponsored ADR	249	9,711
	Gimv NV	23,732	1,237,836
*	Greenyard NV	12,710	86,865
	Immobel SA	4,049	202,006
	Ion Beam Applications	13,085	239,221
	KBC Group NV	98,635	7,051,258
#*	Kinepolis Group NV	6,411	324,480
	Lotus Bakeries NV	202	1,394,809
	Melexis NV	10,065	959,445

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
#*	Ontex Group NV	72,655	$623,172
*	Orange Belgium SA	20,431	331,593
	Proximus SADP	127,985	1,091,019
	Recticel SA	42,061	599,559
	Roularta Media Group NV	1,845	35,690
	Shurgard Self Storage Ltd. REIT	4,178	216,031
	Sipef NV	5,278	343,948
	Solvay SA	74,197	8,905,022
	Telenet Group Holding NV	11,802	273,768
*	Tessenderlo Group SA	24,353	806,983
#	UCB SA	8,579	797,483
#	Umicore SA	33,892	1,112,522
*	Unifiedpost Group SA	7,022	31,466
	Van de Velde NV	4,118	160,660
#	VGP NV	5,150	539,152
	Viohalco SA	25,814	138,452
	WHAT’S COOKING	454	45,455

TOTAL BELGIUM			49,007,784

CANADA — (10.2%)
*	5N Plus, Inc.	42,183	94,961
	Absolute Software Corp.	8,675	67,679
#	Acadian Timber Corp.	7,976	92,779
*	Advantage Energy Ltd.	215,003	1,209,228
	Aecon Group, Inc.	54,035	505,313
	Africa Oil Corp.	329,400	636,992
	AG Growth International, Inc.	12,160	531,958
	AGF Management Ltd., Class B	90,237	500,854
#	Agnico Eagle Mines Ltd.	79,128	4,488,931
#*	Aimia, Inc.	62,327	162,390
*	Air Canada	12,900	180,525
#	AirBoss of America Corp.	12,431	65,970
*	AKITA Drilling Ltd., Class A	6,500	6,765
	Alamos Gold, Inc., Class A	251,436	3,249,914
#	Algoma Central Corp.	4,796	55,222
#	Algonquin Power & Utilities Corp.	67	570
	Alimentation Couche-Tard, Inc.	27,432	1,369,120
	AltaGas Ltd.	158,211	2,767,539
	Altius Minerals Corp.	42,307	663,560
	Altus Group Ltd.	10,266	407,655
#*	Americas Gold & Silver Corp.	57,200	28,709
	Amerigo Resources Ltd.	110,614	131,445
	Andlauer Healthcare Group, Inc.	5,340	203,021
#	Andrew Peller Ltd., Class A	27,192	88,509
	ARC Resources Ltd.	457,247	5,679,937
*	Argonaut Gold, Inc.	295,915	135,415
*	Aritzia, Inc.	44,100	1,401,591
*	Ascot Resources Ltd.	12,500	5,905
	Atco Ltd., Class I	13,800	456,011
*	Athabasca Oil Corp.	399,533	984,936
*	ATS Corp.	31,845	1,365,138
#*	Aurora Cannabis, Inc.	87,883	52,690
*	AutoCanada, Inc.	29,019	440,152
	B2Gold Corp.	1,175,863	4,628,785
	Badger Infrastructure Solutions Ltd.	24,570	538,424
#	Bank of Montreal	84,215	7,594,770
	Bank of Nova Scotia	138,643	6,919,922
	Barrick Gold Corp.	100,384	1,916,840
*	Bausch Health Cos., Inc.	25,253	186,115

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#*	Baytex Energy Corp.	470,586	$1,771,405
#	BCE, Inc.	3,481	167,332
#	Birchcliff Energy Ltd.	262,868	1,592,904
	Bird Construction, Inc.	46,651	295,087
	Black Diamond Group Ltd.	21,857	110,507
#*	BlackBerry Ltd.	74,077	289,641
*	Bombardier, Inc., Class A	244	10,656
*	Bombardier, Inc., Class B	12,533	541,324
*	Bonterra Energy Corp.	29,574	145,594
	Boralex, Inc., Class A	18,928	551,837
	Boyd Group Services, Inc.	5,105	851,367
	Bridgemarq Real Estate Services	1,900	20,909
#	Brookfield Asset Management Ltd., Class A	4,138	138,826
#	Brookfield Corp., Class A	22,327	724,734
	Brookfield Infrastructure Corp., Class A	9,704	413,508
	Brookfield Reinsurance Ltd.	119	3,885
	BRP, Inc.	4,900	366,076
*	CAE, Inc.	36,379	818,906
*	Calfrac Well Services Ltd.	24,846	78,122
	Calian Group Ltd.	5,688	263,692
*	Calibre Mining Corp.	65,939	75,437
	Cameco Corp.	14,151	389,011
	Canaccord Genuity Group, Inc.	110,266	879,781
#	Canacol Energy Ltd.	22,862	169,584
#*	Canada Goose Holdings, Inc.	8,018	157,313
#	Canadian Imperial Bank of Commerce	89,839	3,767,793
	Canadian National Railway Co.	8,400	1,001,868
	Canadian Natural Resources Ltd.	72,158	4,399,473
	Canadian Pacific Kansas City Ltd.	11,600	914,544
#	Canadian Tire Corp. Ltd., Class A	22,383	2,934,232
#	Canadian Utilities Ltd., Class A	10,100	292,001
	Canadian Western Bank	98,718	1,770,563
*	Canfor Corp.	61,024	917,038
*	Canfor Pulp Products, Inc.	27,749	40,553
	Capital Power Corp.	21,084	687,212
*	Capstone Copper Corp.	334,485	1,572,624
#	Cardinal Energy Ltd.	116,611	628,304
*	CareRx Corp.	5,125	8,511
#	Cargojet, Inc.	1,500	112,817
#	Cascades, Inc.	83,572	680,987
	CCL Industries, Inc., Class B	25,267	1,188,147
*	Celestica, Inc.	119,111	1,293,332
	Cenovus Energy, Inc.	165,286	2,776,791
	Centerra Gold, Inc.	186,287	1,259,465
	CES Energy Solutions Corp.	212,968	422,839
*	CGI, Inc.	25,155	2,552,237
	Chesswood Group Ltd.	6,897	43,066
	CI Financial Corp.	146,298	1,440,466
#	Cogeco Communications, Inc.	12,103	586,547
	Cogeco, Inc.	6,264	266,631
	Colliers International Group, Inc.	7,752	825,583
	Computer Modelling Group Ltd.	48,622	254,441
	Conifex Timber, Inc.	13,656	15,421
	Constellation Software, Inc.	1,092	2,137,349
#*	Copper Mountain Mining Corp.	164,383	309,390
	Corby Spirit & Wine Ltd.	7,550	86,709
	Corus Entertainment, Inc., Class B	348,841	365,616
	Crescent Point Energy Corp.	512,452	3,791,624
*	Crew Energy, Inc.	221,085	750,630

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#*	Cronos Group, Inc.	80,820	$151,133
	Definity Financial Corp.	15,569	422,306
#*	Denison Mines Corp.	414,890	456,276
*	Descartes Systems Group, Inc.	4,000	316,720
	Dexterra Group, Inc.	29,187	104,696
	Dollarama, Inc.	25,498	1,579,357
	Doman Building Materials Group Ltd.	61,405	278,279
#*	Dorel Industries, Inc., Class B	25,818	75,652
	DREAM Unlimited Corp., Class A	31,388	523,346
	Dundee Precious Metals, Inc.	176,518	1,295,043
	Dye & Durham Ltd.	16,872	179,573
	ECN Capital Corp.	187,324	436,907
	E-L Financial Corp. Ltd.	977	661,621
#*	Eldorado Gold Corp.	162,101	1,791,113
	Element Fleet Management Corp.	257,205	3,363,968
#	Emera, Inc.	1,377	58,593
	Empire Co. Ltd., Class A	81,595	2,190,963
	Endeavour Mining PLC	144,320	3,715,460
*	Endeavour Silver Corp.	72,822	284,006
	Enerflex Ltd.	167,733	1,017,652
#*	Energy Fuels, Inc.	27,059	153,844
	Enerplus Corp.	176,129	2,634,860
	Enghouse Systems Ltd.	25,432	699,974
*	Ensign Energy Services, Inc.	137,467	268,877
#*	Enthusiast Gaming Holdings, Inc., Class I	16,282	6,840
	EQB, Inc.	26,670	1,183,059
*	Equinox Gold Corp.	208,472	1,037,644
*	ERO Copper Corp.	23,172	456,308
	Evertz Technologies Ltd.	22,556	197,449
	Exchange Income Corp.	14,890	573,796
	Exco Technologies Ltd.	20,517	111,455
#	Extendicare, Inc.	52,304	249,774
	Fairfax Financial Holdings Ltd.	8,072	5,640,897
#	Fiera Capital Corp.	60,771	333,268
	Finning International, Inc.	107,909	2,796,387
	Firm Capital Mortgage Investment Corp.	34,100	279,877
	First Majestic Silver Corp.	58,520	413,151
#*	First Mining Gold Corp.	344,000	45,702
	First National Financial Corp.	9,600	267,909
	First Quantum Minerals Ltd.	135,532	3,293,143
	FirstService Corp.	7,401	1,114,669
#*	Fission Uranium Corp.	337,775	157,064
*	Foraco International SA	56,346	74,027
#*	Fortuna Silver Mines, Inc.	177,149	663,808
	Franco-Nevada Corp.	2,828	429,201
#	Freehold Royalties Ltd.	69,242	753,825
*	Frontera Energy Corp.	37,553	355,338
*	Fury Gold Mines Ltd.	16,500	8,890
#*	Galiano Gold, Inc.	123,493	76,565
	Gamehost, Inc.	6,382	42,347
*	GDI Integrated Facility Services, Inc.	10,440	339,203
#	Gear Energy Ltd.	163,204	126,482
	George Weston Ltd.	10,030	1,346,760
	GFL Environmental, Inc.	6,500	235,950
	Gibson Energy, Inc.	93,400	1,584,874
	Gildan Activewear, Inc.	52,536	1,711,549
	goeasy Ltd.	9,293	636,452
*	GoGold Resources, Inc.	44,852	58,595
#*	GoldMoney, Inc.	37,900	57,905

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Gran Tierra Energy, Inc.	246,892	$194,984
#	Great-West Lifeco, Inc.	44,428	1,263,141
	Guardian Capital Group Ltd., Class A	10,833	338,699
	Headwater Exploration, Inc.	100,932	463,370
*	Heroux-Devtek, Inc.	30,496	289,913
	High Liner Foods, Inc.	21,831	234,770
#	HLS Therapeutics, Inc.	1,200	4,960
#	Home Capital Group, Inc.	59,891	1,925,123
	Hudbay Minerals, Inc.	276,709	1,386,762
	iA Financial Corp., Inc.	83,023	5,570,817
*	IAMGOLD Corp.	844,956	2,418,100
	IGM Financial, Inc.	39,111	1,200,307
*	Imperial Metals Corp.	59,862	78,205
	Imperial Oil Ltd.	16,220	826,132
	Information Services Corp.	7,500	124,553
	Innergex Renewable Energy, Inc.	32,589	334,350
	InPlay Oil Corp.	8,100	16,680
	Intact Financial Corp.	14,156	2,141,293
*	Interfor Corp.	70,212	1,101,751
*	Invesque, Inc.	5,000	4,250
*	Ivanhoe Mines Ltd., Class A	29,103	252,397
Ω	Jamieson Wellness, Inc.	23,636	583,726
*	Journey Energy, Inc.	17,806	79,380
*	Karora Resources, Inc.	41,221	147,560
	K-Bro Linen, Inc.	5,946	123,278
*	Kelt Exploration Ltd.	164,853	602,296
#	Keyera Corp.	43,187	1,016,202
*	Kinaxis, Inc.	4,642	637,481
	Kinross Gold Corp.	874,939	4,413,065
*	Knight Therapeutics, Inc.	85,855	285,159
#	KP Tissue, Inc.	7,100	53,295
	Labrador Iron Ore Royalty Corp.	43,351	977,505
*	Largo, Inc.	5,058	23,924
	Lassonde Industries, Inc., Class A	2,103	150,579
#	Laurentian Bank of Canada	38,117	906,188
	Leon’s Furniture Ltd.	25,080	358,193
#*	Lightspeed Commerce, Inc.	57,931	760,634
*††	Lightstream Resources Ltd.	116,588	0
	Linamar Corp.	54,028	2,568,110
	Loblaw Cos. Ltd.	16,165	1,520,358
*	Lucara Diamond Corp.	322,221	123,670
*	Lumine Group, Inc.	3,276	44,128
	Lundin Gold, Inc.	35,883	455,010
	Lundin Mining Corp.	438,316	3,348,393
*	MAG Silver Corp.	5,040	65,419
	Magellan Aerospace Corp.	14,036	74,073
	Magna International, Inc.	97,737	5,097,808
*	Mainstreet Equity Corp.	1,005	96,802
*	Major Drilling Group International, Inc.	76,787	592,261
*	Mandalay Resources Corp.	2,837	5,109
#	Manulife Financial Corp.	186,321	3,679,840
#	Maple Leaf Foods, Inc.	40,572	831,294
	Martinrea International, Inc.	92,113	962,025
*	Maxim Power Corp.	1,400	4,082
*	MDA Ltd.	2,600	12,800
	Medical Facilities Corp.	27,782	175,938
*	MEG Energy Corp.	295,454	4,919,690
	Melcor Developments Ltd.	7,353	62,847
	Methanex Corp.	56,128	2,513,248

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Metro, Inc.	27,751	$1,581,695
	Morguard Corp.	900	68,614
	MTY Food Group, Inc.	13,275	576,307
#	Mullen Group Ltd.	103,128	1,142,526
	National Bank of Canada	57,679	4,301,073
	Neo Performance Materials, Inc.	11,691	77,488
*	New Gold, Inc.	1,126,007	1,446,103
#*	New Pacific Metals Corp.	11,294	27,783
#	NFI Group, Inc.	36,478	212,969
	North American Construction Group Ltd.	30,957	595,634
#	North West Co., Inc.	48,708	1,428,687
	Northland Power, Inc.	61,356	1,506,219
	Nutrien Ltd.	55,657	3,862,615
*Ω	Nuvei Corp.	2,248	91,381
*	NuVista Energy Ltd.	168,014	1,458,349
#*	Obsidian Energy Ltd.	28,898	188,014
	OceanaGold Corp.	676,723	1,548,394
	Onex Corp.	54,948	2,530,321
#	Open Text Corp.	50,978	1,931,325
*††	Orbite Technologies, Inc.	121,500	0
#*	Organigram Holdings, Inc.	166,500	83,442
	Osisko Gold Royalties Ltd.	105,106	1,708,934
*	Osisko Mining, Inc.	221,763	631,808
	Pan American Silver Corp.	242,880	4,324,742
	Paramount Resources Ltd., Class A	70,661	1,673,099
	Parex Resources, Inc.	161,830	3,285,931
	Park Lawn Corp.	30,543	594,471
	Parkland Corp.	83,241	1,962,985
	Pason Systems, Inc.	44,420	386,874
	Pembina Pipeline Corp.	40,363	1,329,134
*	Perpetua Resources Corp.	6,110	29,389
*	Petrus Resources Ltd.	6,400	7,794
#	Peyto Exploration & Development Corp.	167,519	1,525,766
	PHX Energy Services Corp.	41,391	206,520
#	Pipestone Energy Corp.	17,100	31,553
	Pizza Pizza Royalty Corp.	23,135	237,523
	Polaris Renewable Energy, Inc.	19,845	195,689
	Pollard Banknote Ltd.	2,900	51,264
	PrairieSky Royalty Ltd.	178,306	2,813,730
*	Precision Drilling Corp.	10,919	543,731
#	Premium Brands Holdings Corp.	9,287	697,185
	Primo Water Corp.	57,340	870,991
#	Quarterhill, Inc.	105,924	104,763
	Quebecor, Inc., Class B	32,000	825,951
#*	Questerre Energy Corp., Class A	62,560	10,620
#*	Real Matters, Inc.	18,223	68,327
#	Restaurant Brands International, Inc.	17,096	1,198,942
*	RF Capital Group, Inc.	2,704	22,155
	Richelieu Hardware Ltd.	27,580	829,324
	Ritchie Bros Auctioneers, Inc.	14,768	844,609
	Rogers Communications, Inc.,Class B	47,491	2,346,074
	Rogers Sugar, Inc.	86,462	400,130
	Royal Bank of Canada	76,365	7,582,493
	Russel Metals, Inc.	62,695	1,596,470
	Sandstorm Gold Ltd.	37,764	217,132
*	Sangoma Technologies Corp.	1,500	5,336
	Saputo, Inc.	15,024	389,004
#	Savaria Corp.	24,400	299,316
*	Seabridge Gold, Inc.	33,065	464,057

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Secure Energy Services, Inc.	166,235	$774,212
*	ShawCor Ltd.	67,474	607,582
	Sienna Senior Living, Inc.	59,711	480,385
Ω	Sleep Country Canada Holdings, Inc.	32,571	565,187
	SNC-Lavalin Group, Inc.	85,068	1,958,978
#	SNDL, Inc.	23,678	35,280
	Softchoice Corp.	2,735	33,046
*††	Southern Pacific Resource Corp.	135,301	0
	Spartan Delta Corp.	39,284	445,655
Ω	Spin Master Corp.	18,447	524,879
#	Sprott, Inc.	7,886	283,753
	SSR Mining, Inc.	207,191	2,966,815
	Stantec, Inc.	29,433	1,768,832
	Stelco Holdings, Inc.	32,544	1,137,124
	Stella-Jones, Inc.	50,198	1,964,423
#*Ω	STEP Energy Services Ltd.	11,760	28,904
#	Sun Life Financial, Inc.	36,687	1,800,598
	Suncor Energy, Inc.	166,954	5,228,999
*	SunOpta, Inc.	50,484	428,469
#	Superior Plus Corp.	81,632	605,529
	Supremex, Inc.	17,058	72,143
	Surge Energy, Inc.	27,356	177,074
	Sylogist Ltd.	5,900	27,304
#	Tamarack Valley Energy Ltd.	255,189	704,437
#*	Taseko Mines Ltd.	265,067	436,415
	TC Energy Corp.	35,774	1,486,127
	Teck Resources Ltd., Class A	1,500	116,559
	Teck Resources Ltd.,Class B	315,980	14,724,457
	TELUS Corp.	21,200	449,396
	TELUS Corp.	8,604	182,379
#*	TELUS International CDA, Inc.	1,057	20,992
	TerraVest Industries, Inc.	3,633	72,266
	TFI International, Inc.	14,071	1,516,564
	Thomson Reuters Corp.	2,324	305,601
#	Tidewater Midstream & Infrastructure Ltd.	165,800	111,361
#	Timbercreek Financial Corp.	73,896	429,790
	TMX Group Ltd.	4,181	423,454
	Topaz Energy Corp.	2,288	32,779
*	Torex Gold Resources, Inc.	75,710	1,242,235
	Toromont Industries Ltd.	13,740	1,110,274
	Toronto-Dominion Bank.	98,205	5,951,022
	Total Energy Services, Inc.	38,348	226,717
#*	Touchstone Exploration, Inc.	34,400	26,660
	Tourmaline Oil Corp.	92,414	4,151,928
	TransAlta Corp.	133,691	1,192,524
	TransAlta Corp.	66,278	590,942
	TransAlta Renewables, Inc.	23,543	219,817
	Transcontinental, Inc., Class A	72,771	783,651
	Tree Island Steel Ltd.	3,300	7,453
*††	Trevali Mining Corp.	33,236	0
	Trican Well Service Ltd.	188,619	441,320
	Tricon Residential, Inc.	45,528	364,936
	Triple Flag Precious Metals Corp.	16,673	270,268
*	Trisura Group Ltd.	18,684	431,779
*	Uni-Select, Inc.	31,300	1,075,176
	Vecima Networks, Inc.	1,400	23,766
	Vermilion Energy, Inc.	116,592	1,477,152
	VersaBank	3,600	26,359
*	Victoria Gold Corp.	11,886	85,624

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Viemed Healthcare, Inc.	23,412	$254,020
*	Village Farms International, Inc.	1,355	1,043
	Wajax Corp.	20,712	367,660
	Waste Connections, Inc.	1,884	262,159
*	Wesdome Gold Mines Ltd.	89,978	562,508
	West Fraser Timber Co. Ltd.	75,159	5,436,755
#	Western Forest Products, Inc.	287,084	220,369
	Westshore Terminals Investment Corp.	42,443	865,244
#	Wheaton Precious Metals Corp.	13,400	661,692
#	Whitecap Resources, Inc.	685,734	5,405,499
#*	WildBrain Ltd.	43,011	64,762
	Winpak Ltd.	15,056	502,182
	WSP Global, Inc.	11,085	1,462,973
*	Xtract One Technologies, Inc.	141,605	93,020
*	Yangarra Resources Ltd.	29,500	39,628
	Yellow Pages Ltd.	13,824	132,643

TOTAL CANADA			352,433,054

CHINA — (0.1%)
*	AustAsia Group Ltd.	120,308	49,088
Ω	BOC Aviation Ltd.	25,500	202,112
	China Gold International Resources Corp. Ltd.	243,398	1,225,209
	Fountain SET Holdings Ltd.	1,240,000	110,584
*	Goodbaby International Holdings Ltd.	1,077,000	75,707
*††	Hanfeng Evergreen, Inc.	5,700	0
*	Neo-Neon Holdings Ltd.	613,000	33,184
	SIIC Environment Holdings Ltd.	665,760	97,582

TOTAL CHINA			1,793,466

DENMARK — (2.5%)
*	ALK-Abello AS	67,800	858,291
	Alm Brand AS	707,360	1,308,597
#*	Ambu AS, Class B	40,126	638,016
	AP Moller - Maersk AS, Class A	327	584,412
	AP Moller - Maersk AS, Class B	401	724,828
*	Bang & Olufsen AS	69,915	98,598
	BankNordik P/F	3,257	69,619
#*	Bavarian Nordic AS	62,931	1,730,658
*	Brodrene Hartmann AS	2,387	98,860
	Carlsberg AS, Class B	25,615	4,239,198
#	cBrain AS	1,135	23,438
*	Chemometec AS	4,606	266,519
	Chr Hansen Holding AS	38,926	3,029,589
	Coloplast AS, Class B	7,805	1,124,551
	Columbus AS	64,216	67,373
	D/S Norden AS	35,416	2,225,424
*	Danske Bank AS	174,629	3,690,746
#*	Demant AS	34,650	1,484,959
	Dfds AS	29,846	1,202,298
	DSV AS	16,827	3,166,809
	FLSmidth & Co. AS	42,403	1,675,270
	Fluegger Group AS	275	14,823
*	Genmab AS	4,233	1,739,613
*	GN Store Nord AS	84,704	2,261,248
	H Lundbeck AS	236,642	1,252,928
	H Lundbeck AS, Class A	20,737	104,445
*	H+H International AS, Class B	22,582	370,730
*	Harboes Bryggeri AS, Class B	1,400	15,327

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	ISS AS	145,073	$3,033,144
	Jeudan AS	1,369	54,907
*	Jyske Bank AS	61,980	4,531,598
	Matas AS	30,680	385,998
#*	MT Hoejgaard Holding AS	904	18,951
*Ω	Netcompany Group AS	19,318	747,647
*	Nilfisk Holding AS	20,666	424,349
#*	NKT AS	41,329	2,171,975
*Ω	NNIT AS	4,632	51,385
	North Media AS	7,929	70,446
	Novo Nordisk AS, Class B	47,591	7,916,970
	Novozymes AS, Class B	17,618	917,240
*	NTG Nordic Transport Group AS, Class A	9,713	516,780
	Pandora AS	48,744	4,511,833
	Parken Sport & Entertainment AS	3,780	56,719
	Per Aarsleff Holding AS	17,531	755,067
	Ringkjoebing Landbobank AS	29,794	4,190,508
	Rockwool AS, Class A	2,816	678,035
	Rockwool AS, Class B	6,506	1,575,769
	Royal Unibrew AS	36,734	3,283,435
#*	RTX AS	10,840	219,750
Ω	Scandinavian Tobacco Group AS, Class A	63,134	1,233,138
	Schouw & Co. AS	12,762	1,086,525
	SimCorp AS	26,884	2,914,100
	Solar AS, Class B	5,383	440,384
	SP Group AS	3,777	160,760
	Spar Nord Bank AS	91,682	1,491,249
	Sparekassen Sjaelland-Fyn AS	7,694	219,236
	Sydbank AS	42,354	1,889,595
*	TCM Group AS	3,262	35,270
	Tivoli AS	881	105,704
	Topdanmark AS	25,260	1,333,468
	TORM PLC, Class A	30,726	961,709
	Tryg AS	73,614	1,739,718
	UIE PLC	13,280	368,572
*	Vestas Wind Systems AS	45,016	1,245,619
*	Zealand Pharma AS	26,444	894,336

TOTAL DENMARK			86,299,056

FINLAND — (1.5%)
	Aktia Bank Oyj	47,921	482,162
#	Alandsbanken Abp, Class B	1,791	69,494
#*	Alisa Bank PLC	1,283	26,286
	Alma Media Oyj	16,671	163,518
#	Anora Group Oyj	15,715	91,844
#	Apetit Oyj	2,895	38,999
	Aspo Oyj	15,585	140,043
	Atria Oyj	12,295	146,181
#	Bittium Oyj	11,330	51,831
	Cargotec Oyj, Class B	34,630	1,913,632
	Caverion Oyj	14,015	132,940
	Citycon Oyj	19,538	147,635
	Digia Oyj	6,411	38,985
	Elisa Oyj	29,960	1,860,555
Ω	Enento Group Oyj	5,136	105,061
#	Enersense International Oyj	4,537	23,617
	eQ Oyj	2,449	51,913
#	Evli Oyj, Class B	1,283	26,358
*	Finnair Oyj	179,457	105,074

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Fiskars Oyj Abp	37,019	$639,714
	Fortum Oyj	76,440	1,141,706
	F-Secure Oyj	45,107	145,345
#	Gofore Oyj	471	13,758
#	Harvia Oyj	3,467	85,918
#*	HKScan Oyj, Class A	43,929	38,486
	Huhtamaki Oyj	59,977	2,161,932
	Ilkka Oyj	7,050	28,380
#	Incap Oyj	3,456	42,659
#	Kamux Corp.	7,881	48,270
	Kemira Oyj	109,715	1,924,595
	Kesko Oyj, Class A	23,472	487,060
	Kesko Oyj, Class B	82,366	1,717,153
	Kojamo Oyj	21,751	270,073
	Kone Oyj, Class B	31,808	1,814,670
	Konecranes Oyj	46,376	1,816,541
#	Lassila & Tikanoja Oyj	29,795	334,889
	Marimekko Oyj	9,280	95,959
	Metsa Board Oyj, Class B	110,928	799,884
	Metso Outotec Oyj	166,958	1,843,337
	Musti Group Oyj	8,871	183,815
	Neste Oyj	1,112	53,892
	Nokia Oyj	862,506	3,651,725
#	Nokian Renkaat Oyj	95,774	933,066
	Nordea Bank Abp	312,611	3,470,555
	Olvi Oyj, Class A	9,640	314,623
	Oma Saastopankki Oyj	1,158	24,760
	Oriola Oyj, Class B	109,357	175,050
	Orion Oyj, Class A	11,860	556,273
	Orion Oyj, Class B	33,859	1,590,462
	Outokumpu Oyj	321,816	1,754,402
#*	Pihlajalinna Oyj	13,078	131,872
	Ponsse Oyj	7,483	234,868
	Puuilo Oyj	11,058	85,472
*	QT Group Oyj	3,512	302,855
	Raisio Oyj, Class V	72,424	181,901
	Rapala VMC Oyj	2,750	12,149
	Revenio Group Oyj	11,265	423,599
Ω	Rovio Entertainment Oyj	16,079	165,074
	Sampo Oyj, Class A	56,935	2,887,456
	Sanoma Oyj	62,193	539,362
	Stora Enso Oyj, Class R	184,349	2,338,807
#	Suominen Oyj	6,463	19,245
	Taaleri Oyj	7,765	88,979
	Talenom Oyj	1,081	9,187
Ω	Terveystalo Oyj	70,958	620,426
	TietoEVRY Oyj	56,062	1,791,396
	Tokmanni Group Corp.	41,662	570,571
	UPM-Kymmene Oyj	58,781	1,874,549
	Uponor Oyj	52,312	1,396,005
	Vaisala Oyj, Class A	9,648	406,365
#	Valmet Oyj	82,499	2,791,084
	Wartsila OYJ Abp	83,133	964,104
*	WithSecure Oyj	72,818	119,513
#	YIT Oyj	123,780	320,432

TOTAL FINLAND			52,050,351

FRANCE — (7.7%)
	ABC arbitrage	34,142	228,058

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Accor SA	46,288	$1,642,164
*	Aeroports de Paris	2,096	333,067
	Air Liquide SA	16,489	2,966,211
	AKWEL	9,391	139,360
Ω	ALD SA	48,748	587,261
#	Alstom SA	165,705	4,164,924
	Altamir	17,275	533,112
	Alten SA	13,967	2,374,501
#Ω	Amundi SA	22,944	1,503,173
	Arkema SA	51,529	5,098,434
	Assystem SA	5,099	244,198
*	Atos SE	67,753	939,236
	Aubay	7,481	367,427
	AXA SA, Sponsored ADR	12,088	394,335
#	AXA SA	180,809	5,901,639
	Axway Software SA	6,014	141,070
*	Bastide le Confort Medical	2,869	89,041
	Beneteau SA	42,605	685,744
#	Bigben Interactive	14,042	83,882
	BioMerieux	8,381	877,536
	BNP Paribas SA	106,510	6,881,974
	Boiron SA	3,024	133,051
#	Bollore SE	197,548	1,334,506
	Bonduelle SCA	14,453	182,535
*††	Bourbon Corp.	9,346	0
#	Bouygues SA	199,685	7,312,313
	Bureau Veritas SA	65,918	1,900,752
	Burelle SA	25	13,482
	Capgemini SE	4,741	864,556
	Carrefour SA	319,239	6,640,365
#*	Casino Guichard Perrachon SA	34,093	290,129
	Catana Group	21,782	163,821
#	Cegedim SA	8,220	179,646
#*	CGG SA	735,285	550,252
#	Chargeurs SA	22,076	362,610
	Cie de Saint-Gobain	139,932	8,101,322
	Cie des Alpes	19,762	313,428
	Cie Generale des Etablissements Michelin SCA	286,751	9,132,328
#	Cie Plastic Omnium SA	36,469	645,669
	Coface SA	103,870	1,589,879
	Credit Agricole SA	168,398	2,058,418
	Danone SA	23,058	1,526,063
	Dassault Aviation SA	1,395	272,608
	Dassault Systemes SE	11,029	447,729
	Derichebourg SA	110,840	685,464
	Edenred	18,822	1,222,934
	Eiffage SA	47,100	5,606,022
*	Ekinops SAS	2,213	19,897
	Electricite de Strasbourg SA	88	8,716
#*Ω	Elior Group SA	111,917	389,407
	Elis SA	183,316	3,641,356
#	Engie SA	355,688	5,692,533
	Equasens	3,137	247,970
	Eramet SA	8,814	858,550
	EssilorLuxottica SA	9,172	1,815,873
#*	Esso SA Francaise	1,610	79,215
	Etablissements Maurel et Prom SA	71,160	271,631
	Eurazeo SE	28,024	2,001,021
*	Euroapi SA	2,044	24,549

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Eurofins Scientific SE	33,943	$2,370,912
Ω	Euronext NV	24,982	1,986,800
	Eutelsat Communications SA	149,899	996,479
*	Exail Technologies SA	4,054	84,704
	Exel Industries, Class A	805	45,077
*	Faurecia SE	95,636	1,985,770
	Fnac Darty SA	14,929	562,395
	Gaztransport Et Technigaz SA	12,868	1,376,119
*	Genfit SA	18,891	77,118
	Getlink SE	46,202	863,480
#*	GL Events	9,119	219,060
	Groupe Crit	2,385	197,170
	Groupe SFPI	15,420	37,398
	Guerbet	4,777	87,748
	HEXAOM	2,581	50,091
*	ID Logistics Group	2,185	642,248
	Imerys SA	31,718	1,303,877
	Infotel SA	2,281	142,227
#*	Innate Pharma SA	13,430	38,582
	Interparfums SA	1,394	110,730
	Ipsen SA	16,479	1,998,329
	IPSOS	38,098	2,065,695
	Jacquet Metals SACA	10,777	210,669
*	JCDecaux SE	57,501	1,272,951
#	Kaufman & Broad SA	11,991	390,158
	Kering SA	2,794	1,789,185
#	Korian SA	65,572	568,917
Ω	La Francaise des Jeux SAEM	13,851	592,017
	Laurent-Perrier	1,590	215,395
	Lectra	23,840	776,230
	Legrand SA	18,741	1,773,909
	Linedata Services	862	42,941
#	LISI	17,244	488,754
#	LNA Sante SA	5,697	199,714
#	L’Oreal SA	6,421	3,068,705
*	Lumibird	654	9,876
	LVMH Moet Hennessy Louis Vuitton SE	6,314	6,073,318
Ω	Maisons du Monde SA	20,852	219,946
	Manitou BF SA	9,491	234,410
#	Mersen SA	17,903	722,209
#	Metropole Television SA	23,214	374,786
#*	Nacon SA	10,233	27,157
	Nexans SA	27,225	2,342,517
	Nexity SA	33,186	870,630
*	Nicox	10,169	6,616
	NRJ Group	16,447	126,570
	Oeneo SA	17,064	270,725
	Orange SA	1,286,762	16,748,385
#*	OVH Groupe SAS	769	8,098
	Pernod Ricard SA	4,661	1,076,454
#	Plastiques Du Val De Loire	4,998	17,093
#*	Prodways Group SA	1,893	4,623
	Publicis Groupe SA	32,344	2,644,351
	Quadient SA	34,065	677,148
#*††	Recylex SA	4,720	0
#	Remy Cointreau SA	2,646	457,832
*	Renault SA	93,993	3,491,178
	Rexel SA	244,826	5,671,053
#	Robertet SA	153	146,461

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Rothschild & Co.	31,792	$1,641,231
	Rubis SCA	20,778	614,068
	Safran SA	5,663	880,708
	Samse SACA	244	50,989
	Sanofi	49,096	5,290,992
	Sartorius Stedim Biotech	1,380	369,700
	Savencia SA	5,773	400,939
	Schneider Electric SE	14,664	2,557,506
	SCOR SE	122,465	3,167,691
	SEB SA	14,102	1,616,963
	Seche Environnement SA	4,299	491,941
	SES SA	349,296	2,166,555
*Ω	SMCP SA	22,236	196,864
	Societe BIC SA	15,197	937,901
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	536	57,802
	Societe Generale SA	196,067	4,762,127
	Societe LDC SA	540	67,803
	Societe pour l’Informatique Industrielle	7,168	400,068
	Sodexo SA	16,928	1,814,140
*	SOITEC	5,858	865,212
#*	Solocal Group	32,742	7,613
	Sopra Steria Group SACA	12,430	2,690,748
	SPIE SA	90,996	2,840,261
	Stef SA	3,236	375,538
	STMicroelectronics NV	33,324	1,425,504
	Sword Group	9,760	469,040
	Synergie SE	6,994	254,367
#*	Technicolor Creative Studios SA	68,758	7,538
	Technip Energies NV	109,596	2,431,475
#	Teleperformance	8,764	1,751,534
#	Television Francaise 1	37,945	305,790
	Thales SA	6,704	1,023,053
	Thermador Groupe	4,498	466,301
#	Tikehau Capital SCA	16,729	459,276
	Totalenergies EP Gabon	636	126,175
	TotalEnergies SE	402,956	25,748,853
	Trigano SA	7,260	945,789
*	Ubisoft Entertainment SA	50,467	1,478,035
	Valeo	220,329	4,302,289
*	Vallourec SA	90,944	1,038,875
#*	Vantiva SA	68,758	16,543
Ω	Verallia SA	43,193	1,753,217
	Vetoquinol SA	2,629	257,646
#	Vicat SA	15,104	440,643
	VIEL & Cie SA	15,605	130,721
	Vilmorin & Cie SA	8,065	382,578
#	Vinci SA	36,490	4,513,492
	Virbac SA	2,043	697,845
#	Vivendi SE	300,703	3,303,062
*	Voltalia SA	548	8,331
	Vranken-Pommery Monopole SA	1,534	30,669
	Wavestone	8,634	443,974
*Ω	Worldline SA	93,161	4,052,756
*Ω	X-Fab Silicon Foundries SE	51,294	436,897
#*	Xilam Animation SA	361	9,824

TOTAL FRANCE			266,587,389

GERMANY — (6.5%)
	1&1 AG	42,373	494,464

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	7C Solarparken AG	44,217	$194,230
*	Aareal Bank AG	59,491	2,025,546
	Adesso SE	1,846	276,781
	Adidas AG	10,625	1,871,126
*	ADVA Optical Networking SE	2,199	48,495
	AIXTRON SE	2,356	66,703
	All for One Group SE	2,007	91,085
#	Allgeier SE	3,364	101,474
	Allianz SE	21,119	5,303,128
	Amadeus Fire AG	2,943	433,782
#	Aroundtown SA	62,375	84,980
	Atoss Software AG	2,010	403,195
#Ω	Aumann AG	4,058	74,503
	Aurubis AG	32,751	3,072,609
#*Ω	Auto1 Group SE	21,285	167,962
	BASF SE	137,484	7,111,241
	Basler AG	6,858	147,779
*	Bauer AG	14,712	104,057
	Bayer AG	103,797	6,850,216
	Bayerische Motoren Werke AG	40,913	4,585,709
	BayWa AG	15,030	643,575
	Bechtle AG	37,861	1,760,884
Ω	Befesa SA	25,377	1,142,545
	Beiersdorf AG	2,065	288,335
	Bertrandt AG	4,653	259,216
*	Bijou Brigitte AG	3,016	182,185
	Bilfinger SE	29,414	1,272,556
#*	Borussia Dortmund GmbH & Co. KGaA	73,370	367,034
	Brenntag SE	76,762	6,256,458
	CANCOM SE	20,026	721,077
	Carl Zeiss Meditec AG	2,019	271,560
#*	CECONOMY AG	153,089	467,160
	CENIT AG	3,984	65,565
	Cewe Stiftung & Co. KGAA	4,963	511,243
#*	Cherry SE	2,105	10,579
*	Commerzbank AG	345,582	3,840,488
	CompuGroup Medical SE & Co. KgaA	13,658	750,958
	Continental AG	39,392	2,764,025
*Ω	Covestro AG	178,472	7,829,646
	CropEnergies AG	27,276	315,892
*	CTS Eventim AG & Co. KGaA	25,133	1,655,893
*	Daimler Truck Holding AG	111,419	3,681,613
*Ω	Delivery Hero SE	9,618	384,443
	Dermapharm Holding SE	7,158	359,343
	Deutsche Bank AG	408,778	4,500,319
	Deutsche Beteiligungs AG	13,957	441,095
	Deutsche Boerse AG	8,851	1,687,963
*	Deutsche Lufthansa AG	366,551	3,940,395
Ω	Deutsche Pfandbriefbank AG	132,842	1,225,256
	Deutsche Post AG	62,445	3,003,578
	Deutsche Telekom AG, Sponsored ADR	6,767	162,746
	Deutsche Telekom AG	252,721	6,093,552
	Deutsche Wohnen SE	1,876	42,477
	Deutz AG	71,111	472,690
#	DIC Asset AG	15,876	120,851
	DMG Mori AG	1,815	85,999
*	Dr Hoenle AG	2,767	58,753
	Draegerwerk AG & Co. KGaA	2,439	112,361
	Duerr AG	39,169	1,359,046

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
Ω	DWS Group GmbH & Co. KGaA	16,716	$555,813
	E.ON SE	385,653	5,101,320
	Eckert & Ziegler Strahlen- und Medizintechnik AG	11,832	611,933
	EDAG Engineering Group AG	6,901	80,786
	Elmos Semiconductor SE	7,448	562,951
	ElringKlinger AG	26,663	299,713
	Encavis AG	37,879	655,015
	Energiekontor AG	3,525	282,448
	Evonik Industries AG	130,819	2,855,319
	Fabasoft AG	1,817	33,445
	Fielmann AG	9,854	510,470
#*	flatexDEGIRO AG	18,931	204,030
#*	Fraport AG Frankfurt Airport Services Worldwide	28,897	1,556,315
	Freenet AG	114,320	3,259,150
	Fresenius Medical Care AG & Co. KGaA	105,254	5,107,341
	Fresenius SE & Co. KGaA	128,494	3,722,981
	Fuchs Petrolub SE	12,719	413,103
	GEA Group AG	29,627	1,393,443
	Gerresheimer AG	30,386	3,311,082
	Gesco SE	7,358	219,820
	GFT Technologies SE	23,807	940,183
	GK Software SE	742	154,528
*	Global Fashion Group SA	11,779	10,744
	Grand City Properties SA	16,714	139,587
	GRENKE AG	15,089	541,168
*	H&R GmbH & Co. KGaA	9,526	54,638
	Hamburger Hafen und Logistik AG	23,992	331,092
	Hannover Rueck SE	3,802	812,332
#Ω	Hapag-Lloyd AG	2,785	866,001
	Hawesko Holding SE	1,608	76,584
	HeidelbergCement AG	74,417	5,636,461
#*	Heidelberger Druckmaschinen AG	200,267	415,161
	Hella GmbH & Co. KGaA	2,224	188,075
*	HelloFresh SE	6,368	170,994
	Henkel AG & Co. KGaA	4,855	359,048
	Hensoldt AG	17,351	650,751
*	Highlight Communications AG	13,766	55,275
	Hochtief AG	12,032	1,007,181
	Hornbach Holding AG & Co. KGaA	9,349	794,362
	HUGO BOSS AG	28,027	2,112,998
*	Hypoport SE	2,426	389,037
	Indus Holding AG	19,317	572,148
	Infineon Technologies AG	19,259	701,351
	Infineon Technologies AG, ADR	25,149	915,424
Ω	Instone Real Estate Group SE	36,036	288,321
	IVU Traffic Technologies AG	4,853	91,494
	Jenoptik AG	37,872	1,208,887
Ω	JOST Werke SE	12,719	702,753
	K&S AG	80,366	1,602,967
	Katek SE	122	1,869
	KION Group AG	53,627	2,224,049
	Kloeckner & Co. SE	65,858	731,020
	Knaus Tabbert AG	1,009	52,365
	Knorr-Bremse AG	8,852	620,452
*	Koenig & Bauer AG	11,310	233,786
#	Kontron AG	34,555	668,690
	Krones AG	8,359	1,098,331
	KSB SE & Co. KGaA	83	49,888
	KWS Saat SE & Co. KGaA	7,097	460,166

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Lanxess AG	64,406	$2,624,338
	LEG Immobilien SE	4,955	308,415
	Leifheit AG	5,800	102,724
*	Leoni AG	13,796	4,049
*	LPKF Laser & Electronics SE	3,105	33,741
*	Manz AG	1,585	41,636
*	Medios AG	2,803	56,250
	Mercedes-Benz Group AG	126,187	9,840,820
	Merck KGaA	3,598	645,369
*	METRO AG	130,435	1,109,340
	MLP SE	66,421	378,582
	MTU Aero Engines AG	3,436	902,189
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,012	1,883,647
	Mutares SE & Co. KGaA	5,229	121,191
#*	Nagarro SE	4,431	477,102
	Nemetschek SE	11,975	936,006
	New Work SE	1,591	290,119
	Nexus AG	7,174	411,488
#*	Nordex SE	47,918	577,084
	Norma Group SE	29,691	706,296
	OHB SE	5,091	181,101
	PATRIZIA SE	35,953	386,503
	Pfeiffer Vacuum Technology AG	5,271	879,906
	PNE AG	53,599	875,777
*	ProCredit Holding AG & Co. KGaA	3,430	23,772
	Progress-Werk Oberkirch AG	1,001	33,808
	ProSiebenSat.1 Media SE	112,409	1,009,455
	PSI Software AG	5,104	165,921
	Puma SE	28,648	1,678,717
*	PVA TePla AG	10,545	225,812
*	q.beyond AG	80,281	64,913
*	QIAGEN NV	22,203	990,740
*	R Stahl AG	1,041	24,602
	Rational AG	640	463,532
	Rheinmetall AG	12,054	3,530,529
	RTL Group SA	18,510	867,640
	RWE AG	26,497	1,242,345
	SAF-Holland SE	27,426	379,481
	Salzgitter AG	27,215	1,079,065
	SAP SE	5,803	785,239
Ω	Scout24 SE	26,297	1,639,016
	Secunet Security Networks AG	836	184,622
#*	SGL Carbon SE	57,680	532,088
	Siemens AG	18,539	3,055,826
*	Siemens Energy AG	158,018	3,878,409
Ω	Siemens Healthineers AG	5,426	338,179
	Siltronic AG	12,918	931,067
	Sixt SE	8,966	1,112,406
#*	SMA Solar Technology AG	6,053	654,746
#*	SNP Schneider-Neureither & Partner SE	819	26,609
	Software AG	37,046	1,265,627
	Stabilus SE	18,893	1,234,708
	Stemmer Imaging AG	603	29,573
	STRATEC SE	4,290	295,197
	Stroeer SE & Co. KGaA	14,889	816,502
	Suedzucker AG	68,228	1,378,272
	SUESS MicroTec SE	12,660	330,238
	Surteco Group SE	8,145	176,660
*	SUSE SA	3,123	59,041

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Symrise AG	6,257	$755,986
	Synlab AG	13,249	139,916
	Syzygy AG	896	5,486
	TAG Immobilien AG	32,103	274,895
	Takkt AG	33,697	539,650
*	Talanx AG	18,704	940,732
*Ω	TeamViewer SE	66,746	1,231,850
	Technotrans SE	4,887	150,330
	Telefonica Deutschland Holding AG	766,725	2,590,742
	thyssenkrupp AG	409,830	2,949,225
	Traffic Systems SE	3,426	120,935
	United Internet AG	33,971	583,259
	USU Software AG	554	15,268
*	va-Q-tec AG	1,984	48,918
#	Varta AG	5,344	138,595
	VERBIO Vereinigte BioEnergie AG	17,548	653,556
*	Vitesco Technologies Group AG, Class A	20,586	1,409,726
	Volkswagen AG	5,366	900,912
	Vossloh AG	7,264	333,210
	Wacker Chemie AG	8,251	1,276,030
	Wacker Neuson SE	30,516	744,309
	Washtec AG	6,761	296,320
#*	Westwing Group SE	2,817	21,949
	Wuestenrot & Wuerttembergische AG	20,398	371,100
*Ω	Zalando SE	9,324	383,491
	Zeal Network SE	5,251	214,980

TOTAL GERMANY			222,654,458

HONG KONG — (2.0%)
*	Aceso Life Science Group Ltd.	1,631,933	36,188
	Aeon Credit Service Asia Co. Ltd.	38,000	25,681
	AIA Group Ltd.	448,200	4,879,585
*	Aidigong Maternal & Child Health Ltd.	1,608,000	106,794
	Allied Group Ltd.	236,000	50,243
	Analogue Holdings Ltd.	278,000	51,719
	APAC Resources Ltd.	208,425	27,682
#*	Apollo Future Mobility Group Ltd.	1,892,000	28,765
	Asia Financial Holdings Ltd.	136,000	59,433
*	Asia Standard International Group Ltd.	322,000	25,863
	ASMPT Ltd.	255,100	2,005,635
	Associated International Hotels Ltd.	10,000	11,998
	Bank of East Asia Ltd.	770,775	1,015,812
	BOC Hong Kong Holdings Ltd.	311,500	983,319
	BOCOM International Holdings Co. Ltd.	519,000	29,448
	Bright Smart Securities & Commodities Group Ltd.	386,000	68,135
*††	Brightoil Petroleum Holdings Ltd.	1,027,000	0
Ω	Budweiser Brewing Co. APAC Ltd.	14,200	41,027
*††	Burwill Holdings Ltd.	2,638,000	0
	Cafe de Coral Holdings Ltd.	292,000	409,001
#*	Cathay Pacific Airways Ltd.	814,000	787,652
#*	Central Holding Group Co. Ltd.	31,000	75,421
*	Century City International Holdings Ltd.	520,000	22,302
	Chen Hsong Holdings	162,000	35,958
	Cheuk Nang Holdings Ltd.	24,781	6,186
	Chevalier International Holdings Ltd.	30,055	26,248
*	China Baoli Technologies Holdings Ltd.	32,500	352
*	China Best Group Holding Ltd.	291,000	10,013
*	China Energy Development Holdings Ltd.	4,676,000	54,258
*	China Star Entertainment Ltd.	1,612,000	159,658

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Chinese Estates Holdings Ltd.	359,500	$103,850
	Chinney Investments Ltd.	112,000	17,109
	Chow Sang Sang Holdings International Ltd.	358,000	470,379
	Chow Tai Fook Jewellery Group Ltd.	254,000	510,086
	Chuang’s China Investments Ltd.	1,080,000	33,471
	Chuang’s Consortium International Ltd.	638,925	51,340
	CITIC Telecom International Holdings Ltd.	1,924,000	772,965
	CK Asset Holdings Ltd.	322,152	1,904,924
	CK Hutchison Holdings Ltd.	362,460	2,423,200
	CK Infrastructure Holdings Ltd.	65,000	370,070
#	CK Life Sciences International Holdings, Inc.	672,000	67,836
	CMBC Capital Holdings Ltd.	22,250	3,464
*	C-Mer Eye Care Holdings Ltd.	198,000	113,421
	CNT Group Ltd.	518,000	25,016
#††	Convoy, Inc.	5,166,000	20,599
*	Cowell e Holdings, Inc.	180,000	348,158
Ω	Crystal International Group Ltd.	378,500	146,057
*	CSC Holdings Ltd.	6,810,000	33,046
	CSI Properties Ltd.	3,691,515	74,662
*††	CW Group Holdings Ltd.	443,000	0
	Dah Sing Banking Group Ltd.	350,995	281,531
	Dah Sing Financial Holdings Ltd.	197,466	505,893
	Dickson Concepts International Ltd.	83,500	43,810
	Dynamic Holdings Ltd.	2,000	2,465
	Eagle Nice International Holdings Ltd.	242,000	134,066
	EC Healthcare	327,000	220,189
*††	EcoGreen International Group Ltd.	234,000	10,621
*	Elegance Optical International Holdings Ltd.	400,000	12,492
	Emperor International Holdings Ltd.	515,750	40,763
	Emperor Watch & Jewellery Ltd.	1,020,000	22,751
*	ENM Holdings Ltd.	992,000	51,314
*	Esprit Holdings Ltd.	1,860,548	152,201
Ω	ESR Group Ltd.	533,000	833,156
*	Eternity Investment Ltd.	1,730,000	18,949
	EuroEyes International Eye Clinic Ltd., Class C	44,000	29,976
	Fairwood Holdings Ltd.	67,000	100,246
	Far East Consortium International Ltd.	2,125,938	537,041
	First Pacific Co. Ltd.	2,015,200	674,818
*Ω	FIT Hon Teng Ltd.	1,277,000	253,193
*Ω	Fosun Tourism Group.	132,200	154,105
*Ω	Frontage Holdings Corp.	288,000	89,608
	FSE Lifestyle Services Ltd.	75,000	57,698
*	Fullwealth International Group Holdings Ltd.	48,000	4,710
*	Galaxy Entertainment Group Ltd.	43,000	306,044
*††	Genting Hong Kong Ltd.	436,000	4,321
	Get Nice Financial Group Ltd.	152,150	12,807
	Giordano International Ltd.	1,262,000	379,641
	Glorious Sun Enterprises Ltd.	447,000	42,165
#*	Gold Fin Holdings	204,000	0
	Golden Resources Development International Ltd.	218,000	36,201
*††	Goodresources	2,080,000	0
*	GR Properties Ltd.	668,000	75,650
	Great Eagle Holdings Ltd.	203,003	414,527
*	Greentech Technology International Ltd.	564,000	37,431
	G-Resources Group Ltd.	498,930	133,919
	Guoco Group Ltd.	18,000	152,164
	Guotai Junan International Holdings Ltd.	2,197,000	185,561
#*	Haitong International Securities Group Ltd.	2,053,565	173,343
	Hang Lung Group Ltd.	620,000	1,089,975

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Hang Lung Properties Ltd.	925,000	$1,690,832
	Hang Seng Bank Ltd.	31,700	469,884
	Hanison Construction Holdings Ltd.	381,459	52,939
*	Harbour Centre Development Ltd.	53,000	48,803
	Henderson Land Development Co. Ltd.	251,575	895,789
	HK Electric Investments & HK Electric Investments Ltd.	182,788	115,270
	HKBN Ltd.	720,000	508,070
	HKR International Ltd.	717,188	233,686
	HKT Trust & HKT Ltd.	991,000	1,302,443
	Hon Kwok Land Investment Co. Ltd.	110,000	28,234
	Hong Kong & China Gas Co. Ltd.	792,735	703,894
*	Hong Kong ChaoShang Group Ltd.	240,000	24,488
	Hong Kong Exchanges & Clearing Ltd.	1,200	49,820
	Hong Kong Ferry Holdings Co. Ltd.	96,000	87,158
	Hong Kong Technology Venture Co. Ltd.	327,000	205,689
*	Hongkong & Shanghai Hotels Ltd.	422,720	415,253
	Hongkong Chinese Ltd.	296,000	20,094
*††	Hsin Chong Group Holdings Ltd.	1,532,000	0
	Hung Hing Printing Group Ltd.	280,000	40,340
	Hutchison Telecommunications Hong Kong Holdings Ltd.	838,000	145,376
	Hysan Development Co. Ltd.	117,000	330,647
*	IGG, Inc.	516,000	426,551
*	Imagi International Holdings Ltd.	216,799	9,401
	International Housewares Retail Co. Ltd.	248,000	91,362
*	IPE Group Ltd.	365,000	24,632
*	IRC Ltd.	6,044,000	69,491
	ITC Properties Group Ltd.	160,283	20,640
	Jacobson Pharma Corp. Ltd.	284,000	34,438
	Johnson Electric Holdings Ltd.	261,488	292,360
	K Wah International Holdings Ltd.	1,055,000	364,571
*	Kader Holdings Co. Ltd.	104,000	5,714
	Karrie International Holdings Ltd.	396,000	43,457
	Kerry Logistics Network Ltd.	458,750	649,993
	Kerry Properties Ltd.	406,000	1,047,523
	Kingmaker Footwear Holdings Ltd.	94,000	10,215
#	Kowloon Development Co. Ltd.	414,000	451,219
	KRP Development Holdings Ltd.	99,000	17,152
#*	KuangChi Science Ltd.	1,092,000	22,278
*	Lai Sun Development Co. Ltd.	256,069	50,449
*	Lai Sun Garment International Ltd.	45,334	8,954
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	662,750	88,035
	Lippo China Resources Ltd.	422,000	5,468
	Lippo Ltd.	9,000	2,268
	Liu Chong Hing Investment Ltd.	128,000	104,107
	L’Occitane International SA	330,750	841,453
	Luk Fook Holdings International Ltd.	339,000	1,086,334
	Lung Kee Bermuda Holdings	58,000	16,410
	Man Wah Holdings Ltd.	1,040,400	875,223
*	Mason Group Holdings Ltd.	723,999	2,578
	MECOM Power & Construction Ltd.	330,498	60,324
*	Melco International Development Ltd.	184,000	214,145
	Miramar Hotel & Investment	155,000	227,689
	Modern Dental Group Ltd.	285,000	92,688
*	Mongolian Mining Corp.	459,000	164,726
	MTR Corp Ltd.	58,716	293,376
*	NagaCorp.Ltd.	629,912	510,702
*††	National United Resources Holdings Ltd.	35,000	443
*	New Times Energy Corp. Ltd.	492,000	8,057
	New World Development Co. Ltd.	650,644	1,735,187

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*††	NewOcean Energy Holdings Ltd.	788,000	$703
	Nissin Foods Co. Ltd.	269,000	240,310
	NWS Holdings Ltd.	1,314,830	1,138,855
	Oriental Watch Holdings	390,368	223,615
#*	Oshidori International Holdings Ltd.	3,201,000	99,650
*††	Pacific Andes International Holdings Ltd.	1,218,336	0
	Pacific Basin Shipping Ltd.	4,606,000	1,602,686
	Pacific Textiles Holdings Ltd.	714,000	229,735
*	Paliburg Holdings Ltd.	246,000	51,230
*	Paradise Entertainment Ltd.	220,000	23,590
	PC Partner Group Ltd.	230,000	131,917
	PCCW Ltd.	1,719,415	896,895
	Pentamaster International Ltd.	144,000	20,403
#	Perfect Medical Health Management Ltd.	244,000	119,004
	Pico Far East Holdings Ltd.	550,000	92,743
	Playmates Holdings Ltd.	562,000	40,860
	Plover Bay Technologies Ltd.	144,000	42,798
	Prada SpA	58,500	430,717
*	PT International Development Co. Ltd.	136,000	2,029
	Public Financial Holdings Ltd.	292,000	81,955
#*	Realord Group Holdings Ltd.	94,000	65,041
*	Regal Hotels International Holdings Ltd.	240,000	94,907
Ω	Regina Miracle International Holdings Ltd.	210,000	75,014
	Safety Godown Co. Ltd.	84,000	22,470
*Ω	Samsonite International SA	241,500	765,276
*	Sands China Ltd.	33,600	120,336
	SAS Dragon Holdings Ltd.	294,000	130,901
	SEA Holdings Ltd.	162,968	44,826
*	Shangri-La Asia Ltd.	895,666	826,265
*	Shin Hwa World Ltd.	1,281,000	21,386
*	Shun Ho Property Investments Ltd.	13,497	2,015
*	Shun Tak Holdings Ltd.	1,467,249	266,345
	Singamas Container Holdings Ltd.	1,338,000	104,155
	Sino Land Co. Ltd.	1,382,546	1,863,079
	SITC International Holdings Co. Ltd.	616,000	1,139,404
#*	SJM Holdings Ltd.	1,063,750	553,927
	SmarTone Telecommunications Holdings Ltd.	247,166	150,438
#	Solomon Systech International Ltd.	1,188,000	73,707
	Soundwill Holdings Ltd.	69,000	58,371
*	South China Holdings Co. Ltd.	1,200,000	6,824
*	Space Group Holdings Ltd.	25,000	11,145
	Stella International Holdings Ltd.	350,500	364,923
	Sun Hung Kai & Co. Ltd.	447,341	165,059
	Sun Hung Kai Properties Ltd.	92,282	1,284,868
	SUNeVision Holdings Ltd.	486,000	276,139
	Swire Pacific Ltd., Class A	137,000	1,087,523
	Swire Pacific Ltd., Class B	240,000	304,707
#	TAI Cheung Holdings Ltd.	214,000	110,485
	Tao Heung Holdings Ltd.	323,000	35,170
	Techtronic Industries Co. Ltd.	103,000	1,114,304
*	Television Broadcasts Ltd.	274,500	240,597
	Texhong International Group Ltd.	233,000	170,205
	Texwinca Holdings Ltd.	538,000	96,070
*	Theme International Holdings Ltd.	1,700,000	197,542
#*	Tongda Group Holdings Ltd.	1,270,000	17,862
	Town Health International Medical Group Ltd.	1,265,899	49,168
	Tradelink Electronic Commerce Ltd.	220,000	26,706
	Transport International Holdings Ltd.	167,022	221,227
	United Laboratories International Holdings Ltd.	867,000	701,994

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*††	Untrade.China Solar	64,000	$0
*††	Up Energy Development Group Ltd.	590,000	0
#	Value Partners Group Ltd.	672,000	213,287
	Vedan International Holdings Ltd.	420,000	25,975
	Vesync Co. Ltd.	18,000	7,024
	Vitasoy International Holdings Ltd.	188,000	332,541
*Ω	VPower Group International Holdings Ltd., Class H	463,699	21,612
	VSTECS Holdings Ltd.	687,200	394,793
	VTech Holdings Ltd.	134,200	805,675
	Wai Kee Holdings Ltd.	158,000	32,457
*	Wang On Group Ltd.	9,480,000	59,210
Ω	WH Group Ltd.	6,340,568	3,530,038
	Wharf Real Estate Investment Co. Ltd.	4,000	23,067
	Wing On Co. International Ltd.	30,000	50,536
	Wing Tai Properties Ltd.	154,000	68,456
*	Xingye Alloy Materials Group Ltd.	121,000	16,513
	Xinyi Glass Holdings Ltd.	860,000	1,573,404
	YTO International Express & Supply Chain Technology Ltd.	30,000	6,971
	Yue Yuen Industrial Holdings Ltd.	679,000	1,021,845
#*	Zensun Enterprises Ltd.	446,999	41,327
*	Zhaobangji Properties Holdings Ltd.	1,520,000	62,967

TOTAL HONG KONG			69,755,470

IRELAND — (0.7%)
	AIB Group PLC	596,192	2,563,969
	Bank of Ireland Group PLC	648,419	6,706,540
	Cairn Homes PLC	602,594	680,950
	CRH PLC, Sponsored ADR	102,881	4,989,728
*	Dalata Hotel Group PLC	149,742	752,658
	FBD Holdings PLC	15,411	217,407
*	Flutter Entertainment PLC	7,441	1,490,928
	Glanbia PLC	84,705	1,284,558
*Ω	Glenveagh Properties PLC	505,668	527,750
	Irish Continental Group PLC	100,666	519,320
	Kerry Group PLC, Class A	3,556	374,534
	Kingspan Group PLC	21,865	1,515,239
*	Permanent TSB Group Holdings PLC	40,877	102,197
	Smurfit Kappa Group PLC	62,185	2,303,901

TOTAL IRELAND			24,029,679

ISRAEL — (0.8%)
	Adgar Investment & Development Ltd.	10,959	12,123
	Afcon Holdings Ltd.	1,140	29,726
*	AFI Properties Ltd.	2,858	76,189
	Africa Israel Residences Ltd.	1,245	45,602
*	Airport City Ltd.	5,279	67,609
*	Allot Ltd.	9,849	26,649
	Alony Hetz Properties & Investments Ltd.	9,320	73,593
	Alrov Properties & Lodgings Ltd.	4,709	188,387
	Amot Investments Ltd.	8,270	43,827
	Arad Ltd.	1,380	17,091
	Ashtrom Group Ltd.	15,945	251,301
	AudioCodes Ltd.	18,730	191,046
	Aura Investments Ltd.	59,775	86,694
	Automatic Bank Services Ltd.	4,388	15,298
#*	Avgol Industries 1953 Ltd.	33,733	16,820
#	Azorim-Investment Development & Construction Co. Ltd.	51,981	125,015
	Azrieli Group Ltd.	1,145	66,772

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Bank Hapoalim BM	179,380	$1,545,285
	Bank Leumi Le-Israel BM	179,967	1,426,541
*	Bet Shemesh Engines Holdings 1997 Ltd.	3,699	90,260
	Bezeq The Israeli Telecommunication Corp. Ltd.	283,532	386,008
*	Big Shopping Centers Ltd.	1,066	90,913
	Blue Square Real Estate Ltd.	1,129	56,623
*	Brack Capital Properties NV	528	61,154
*	Camtek Ltd.	1,177	30,515
	Carasso Motors Ltd.	26,998	120,132
*	Cellcom Israel Ltd.	93,324	326,795
*	Ceragon Networks Ltd.	21,364	41,660
*	Clal Insurance Enterprises Holdings Ltd.	55,256	850,178
#*	Compugen Ltd.	7,817	4,777
	Danel Adir Yeoshua Ltd.	2,701	197,535
	Delek Automotive Systems Ltd.	27,018	218,126
	Delek Group Ltd.	8,266	900,438
	Delta Galil Ltd.	6,912	292,528
	Diplomat Holdings Ltd.	2,153	18,976
	Dor Alon Energy in Israel 1988 Ltd.	4,660	91,940
#*	Doral Group Renewable Energy Resources Ltd.	9,859	21,402
#	Elbit Systems Ltd.	666	122,417
	Electra Consumer Products 1970 Ltd.	8,420	198,782
	Electra Ltd.	594	255,151
#	Electra Real Estate Ltd.	11,184	116,997
#*	Ellomay Capital Ltd.	2,696	36,330
	Energix-Renewable Energies Ltd.	24,922	74,165
*	Enlight Renewable Energy Ltd.	3,073	50,927
*	Equital Ltd.	22,785	578,666
*	Fattal Holdings 1998 Ltd.	1,772	159,211
	First International Bank of Israel Ltd.	10,543	383,055
	FMS Enterprises Migun Ltd.	2,031	59,102
	Formula Systems 1985 Ltd.	7,015	444,276
	Fox Wizel Ltd.	4,279	360,020
	Gav-Yam Lands Corp. Ltd.	17,901	129,191
*	Gilat Satellite Networks Ltd.	18,284	85,162
*	Hagag Group Real Estate Development	3,409	11,110
#*	Hamat Group Ltd.	13,740	52,106
	Harel Insurance Investments & Financial Services Ltd.	102,513	920,165
	Hilan Ltd.	8,673	384,549
	ICL Group Ltd.	25,129	156,072
	IDI Insurance Co. Ltd.	6,684	172,456
#	IES Holdings Ltd.	2,142	150,039
	Ilex Medical Ltd.	3,707	80,805
	Inrom Construction Industries Ltd.	86,258	298,386
	Isracard Ltd.	153,720	625,941
	Israel Canada T.R Ltd.	43,856	81,020
	Israel Discount Bank Ltd., Class A	200,635	997,124
	Israel Land Development Co. Ltd.	12,597	93,338
#	Israel Shipyards Industries Ltd.	1,899	36,966
	Isras Investment Co. Ltd.	1,463	254,611
	Issta Ltd.	5,009	103,443
*	Kamada Ltd.	19,848	91,265
	Kardan Real Estate Enterprise & Development Ltd.	52,592	52,406
	Kenon Holdings Ltd.	8,056	214,321
	Kerur Holdings Ltd.	3,188	70,236
	Klil Industries Ltd.	502	22,698
#	Lahav L.R. Real Estate Ltd.	14,754	12,906
#	Lapidoth Capital Ltd.	3,072	46,940
	Levinstein Properties Ltd.	817	17,396

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	M Yochananof & Sons Ltd.	2,887	$133,799
	Magic Software Enterprises Ltd.	17,329	226,675
	Malam - Team Ltd.	5,570	94,797
	Matrix IT Ltd.	9,607	172,645
#	Max Stock Ltd.	16,308	31,156
#	Maytronics Ltd.	20,174	212,281
	Mediterranean Towers Ltd.	60,937	114,730
#	Mega Or Holdings Ltd.	5,500	108,655
*	Mehadrin Ltd.	500	15,485
#*	Meitav Investment House Ltd.	26,669	87,654
	Melisron Ltd.	1,206	80,623
	Menora Mivtachim Holdings Ltd.	25,601	537,536
	Meshulam Levinstein Contracting & Engineering Ltd.	1,224	84,403
*	Migdal Insurance & Financial Holdings Ltd.	398,917	430,158
	Mivne Real Estate KD Ltd.	55,653	155,899
	Mivtach Shamir Holdings Ltd.	5,699	110,925
	Mizrahi Tefahot Bank Ltd.	13,805	452,715
	Naphtha Israel Petroleum Corp. Ltd.	30,324	128,482
	Nawi Brothers Ltd.	15,620	109,518
*	Neto Malinda Trading Ltd.	8,290	145,328
*	Neto ME Holdings Ltd.	1,575	33,599
#*	Nice Ltd., Sponsored ADR	302	61,611
*	Nova Ltd.	4,163	387,082
#	Novolog Ltd.	270,594	135,626
	Oil Refineries Ltd.	2,096,123	583,661
	One Software Technologies Ltd.	13,213	141,444
*	OPC Energy Ltd.	7,062	50,391
	Palram Industries 1990 Ltd.	8,917	62,781
*	Partner Communications Co. Ltd.	93,470	455,394
*	Paz Oil Co. Ltd.	7,737	728,866
*	Perion Network Ltd.	5,120	184,510
	Phoenix Holdings Ltd.	54,003	579,364
	Plasson Industries Ltd.	3,827	155,856
	Polyram Plastic Industries Ltd.	24,917	60,942
	Prashkovsky Investments & Construction Ltd.	5,889	119,983
#*	Priortech Ltd.	6,274	103,837
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,544	259,475
	Raval Ics Ltd.	7,533	9,990
#	Retailors Ltd.	3,201	60,843
*	Scope Metals Group Ltd.	6,302	209,459
	Shapir Engineering & Industry Ltd.	9,371	66,971
*	Shikun & Binui Ltd.	20,578	44,169
	Shufersal Ltd.	43,556	222,020
	Strauss Group Ltd.	1,965	43,816
	Summit Real Estate Holdings Ltd.	33,615	372,932
	Suny Cellular Communication Ltd.	64,446	24,442
	Tadiran Group Ltd.	1,603	143,701
Ω	Tamar Petroleum Ltd.	7,343	20,371
	Tel Aviv Stock Exchange Ltd.	13,896	63,991
	Telsys Ltd.	274	16,169
*	Tera Light Ltd.	25,601	32,511
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	46,637	407,141
	Tiv Taam Holdings 1 Ltd.	51,620	90,920
#*	Tower Semiconductor Ltd.	30,990	1,389,097
#	Victory Supermarket Chain Ltd.	3,836	37,125
#	YD More Investments Ltd.	14,057	31,896
	YH Dimri Construction & Development Ltd.	3,211	173,586

TOTAL ISRAEL			27,104,315

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (2.5%)
	A2A SpA	1,053,396	$1,858,596
	ACEA SpA	34,869	511,359
*	Aeffe SpA	14,032	19,791
	Amplifon SpA	25,120	922,153
Ω	Anima Holding SpA	172,846	718,247
	Aquafil SpA	7,568	41,369
	Ariston Holding NV	11,355	129,682
	Arnoldo Mondadori Editore SpA	120,441	263,271
	Ascopiave SpA	59,015	188,926
	Assicurazioni Generali SpA	68,642	1,429,684
#	Avio SpA	15,324	155,116
	Azimut Holding SpA	65,849	1,470,808
	Banca Generali SpA	22,527	747,873
	Banca IFIS SpA	25,424	426,983
	Banca Mediolanum SpA	64,894	586,728
*	Banca Monte dei Paschi di Siena SpA	1,563	3,603
	Banca Popolare di Sondrio SPA	485,733	2,206,575
	Banca Profilo SpA	193,938	49,395
Ω	Banca Sistema SpA	49,274	74,063
#	Banco BPM SpA	1,560,523	6,345,208
	Banco di Desio e della Brianza SpA	26,638	98,323
Ω	BFF Bank SpA	10,130	97,482
	Biesse SpA	1,204	18,395
	BPER Banca	648,820	1,822,339
	Brembo SpA	63,727	936,406
	Brunello Cucinelli SpA	17,481	1,673,848
	Buzzi Unicem SpA	60,307	1,499,598
	Cairo Communication SpA	68,871	138,467
Ω	Carel Industries SpA	10,474	274,709
	Cembre SpA	363	12,128
	Cementir Holding NV	38,268	321,024
*	CIR SpA-Compagnie Industriali	459,244	193,741
	CNH Industrial NV	49,946	702,811
	Credito Emiliano SpA	87,133	668,924
	d’Amico International Shipping SA	721,236	321,053
	Danieli & C Officine Meccaniche SpA	40,409	827,616
	Danieli & C Officine Meccaniche SpA	13,360	347,687
#	Datalogic SpA	12,311	102,229
	Davide Campari-Milano NV	17,111	220,517
	De’ Longhi SpA	24,785	575,903
	DiaSorin SpA	2,301	249,918
	Digital Bros SpA	1,461	33,229
Ω	doValue SpA	33,180	232,968
	Elica SpA	24,501	76,438
	Emak SpA	71,008	89,514
Ω	Enav SpA	63,749	299,585
	Enel SpA	240,535	1,643,361
	Eni SpA	345,741	5,223,254
	ERG SpA	1,644	49,646
	Esprinet SpA	40,275	356,829
*	Eurotech SpA	11,968	39,032
	Ferrari NV	6,093	1,697,888
	Fila SpA	14,344	118,772
#*	Fincantieri SpA	496,459	302,419
	FinecoBank Banca Fineco SpA	56,093	850,240
*	FNM SpA	128,567	62,640
*	Garofalo Health Care SpA	7,542	31,020
	Gefran SpA	3,892	43,023
*	Geox SpA	47,794	54,091

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	GPI SpA	3,153	$42,076
	Gruppo MutuiOnline SpA	14,143	441,125
	Hera SpA	393,188	1,224,095
	IMMSI SpA	195,704	125,346
Ω	Infrastrutture Wireless Italiane SpA	30,353	421,285
	Interpump Group SpA	16,136	900,546
	Intesa Sanpaolo SpA	573,095	1,506,893
	Iren SpA	110,577	238,961
	Italgas SpA	126,896	828,565
	Italmobiliare SpA	11,221	316,667
*	Iveco Group NV	66,853	601,526
*	KME Group SpA	237,868	254,406
	Leonardo SpA	276,617	3,296,415
	LU-VE SpA	2,828	94,739
#	Maire Tecnimont SpA	148,190	635,988
	Mediobanca Banca di Credito Finanziario SpA	169,218	1,817,263
	MFE-MediaForEurope NV, Class A	1,006,669	475,829
#	MFE-MediaForEurope NV, Class B	134,490	99,084
	Moncler SpA	17,688	1,312,116
*	Newlat Food SpA	8,758	52,611
*Ω	Nexi SpA	100,542	833,673
	Openjobmetis SpA agenzia per il lavoro	2,042	22,403
	Orsero SpA	5,442	76,274
Ω	OVS SpA	259,224	779,299
	Pharmanutra SpA	1,682	93,347
	Piaggio & C SpA	240,865	991,100
Ω	Pirelli & C SpA	251,397	1,316,825
Ω	Poste Italiane SpA	56,383	586,775
	Prysmian SpA	22,273	911,536
Ω	RAI Way SpA	55,432	355,098
	Recordati Industria Chimica e Farmaceutica SpA	17,565	808,560
	Reply SpA	8,013	933,534
	Rizzoli Corriere Della Sera Mediagroup SpA	67,269	58,163
	Sabaf SpA	6,847	124,557
#	SAES Getters SpA	5,257	166,833
	SAES Getters SpA	1,929	61,064
*	Safilo Group SpA	70,674	101,817
*	Saipem SpA	1	2
#	Salvatore Ferragamo SpA	23,886	419,983
#	Sanlorenzo SpA/Ameglia	3,529	158,384
#*	Saras SpA	545,503	705,276
	Sesa SpA	4,033	494,280
	Snam SpA	128,817	715,923
*	Sogefi SpA	19,561	26,482
	SOL SpA	26,480	765,130
#*	Spaxs SpA	21,918	154,660
#	Stellantis NV	247,465	4,104,596
#	Stellantis NV	107,823	1,793,096
	Tamburi Investment Partners SpA	68,503	654,194
Ω	Technogym SpA	66,182	603,927
#*	Telecom Italia SpA	5,534,028	1,627,628
*	Telecom Italia SpA	2,360,204	681,591
	Tenaris SA, ADR	21,027	603,685
	Terna - Rete Elettrica Nazionale	91,450	791,567
	Tinexta SpA	9,290	189,420
*	TXT e-solutions SpA	5,832	120,702
	UniCredit SpA	284,351	5,634,545
#Ω	Unieuro SpA	9,160	109,946
	Unipol Gruppo SpA	341,821	1,921,848

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
#	UnipolSai Assicurazioni SpA	169,969	$457,250
#	Webuild SpA	97,000	208,569
	Zignago Vetro SpA	14,273	265,112

TOTAL ITALY			86,570,687

JAPAN — (21.6%)
	&Do Holdings Co. Ltd.	7,500	52,857
	77 Bank Ltd.	51,500	837,281
	A&D HOLON Holdings Co. Ltd.	22,300	225,000
	ABC-Mart, Inc.	1,300	73,877
*	Access Co. Ltd.	40,900	259,333
	Achilles Corp.	11,100	118,120
	Acom Co. Ltd.	127,800	313,128
	AD Works Group Co. Ltd.	23,460	29,698
	Adastria Co. Ltd.	15,460	291,555
	ADEKA Corp.	78,500	1,325,666
	Ad-sol Nissin Corp.	5,100	65,773
#	Adtec Plasma Technology Co. Ltd.	3,600	34,611
	Advan Group Co. Ltd.	17,100	119,271
	Advance Create Co. Ltd.	5,700	46,979
#*	Advanced Media, Inc.	6,200	86,127
	Advantest Corp.	9,600	748,146
#	Adventure, Inc.	1,000	74,564
	Aeon Co. Ltd.	37,119	756,559
	Aeon Delight Co. Ltd.	8,000	177,287
	Aeon Fantasy Co. Ltd.	5,700	137,160
	AEON Financial Service Co. Ltd.	80,800	719,735
#	Aeon Hokkaido Corp.	20,200	121,185
	Aeon Mall Co. Ltd.	10,300	138,870
#	Aeria, Inc.	17,400	48,128
	AFC-HD AMS Life Science Co. Ltd.	8,000	44,703
	AGC, Inc.	111,800	4,168,447
	Agro-Kanesho Co. Ltd.	3,900	51,048
	Ahresty Corp.	17,600	73,884
	Ai Holdings Corp.	11,400	199,579
	Aica Kogyo Co. Ltd.	21,400	486,524
	Aichi Corp.	36,000	223,091
	Aichi Financial Group, Inc.	36,739	576,929
	Aichi Steel Corp.	7,100	142,166
	Aichi Tokei Denki Co. Ltd.	7,400	83,637
	Aida Engineering Ltd.	50,600	318,749
	Aiful Corp.	205,100	557,863
	Ain Holdings, Inc.	11,400	474,055
	Aiphone Co. Ltd.	8,300	130,895
	Air Water, Inc.	125,200	1,581,999
	Airport Facilities Co. Ltd.	20,400	86,350
	Airtech Japan Ltd.	7,800	63,452
	Airtrip Corp.	6,700	134,747
	Aisan Industry Co. Ltd.	30,300	216,868
	Aisin Corp.	77,206	2,266,108
#	AIT Corp.	5,900	69,338
#	Aizawa Securities Group Co. Ltd.	26,400	136,140
	Ajinomoto Co., Inc.	10,400	374,029
	Ajis Co. Ltd.	2,000	34,161
	Akatsuki Corp.	17,800	41,569
	Akatsuki, Inc.	6,500	107,967
*	Akebono Brake Industry Co. Ltd.	92,900	102,124
	Akita Bank Ltd.	10,600	140,168
	Albis Co. Ltd.	5,800	105,676

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Alconix Corp.	21,900	$223,070
	Alfresa Holdings Corp.	88,200	1,277,091
	Alinco, Inc.	12,100	91,580
	Alleanza Holdings Co. Ltd.	12,500	91,734
*	Allied Architects, Inc.	4,700	22,825
*	Allied Telesis Holdings KK	58,600	47,045
	Alpen Co. Ltd.	15,500	237,007
	Alpha Corp.	3,800	28,104
*	AlphaPolis Co. Ltd.	600	15,204
	Alps Alpine Co. Ltd.	177,948	1,624,675
	Alps Logistics Co. Ltd.	11,900	113,658
	Altech Corp.	11,920	225,097
	Amada Co. Ltd.	122,700	1,145,649
	Amano Corp.	19,000	386,858
	Amiyaki Tei Co. Ltd.	3,600	100,295
	Amuse, Inc.	7,900	107,801
	Amvis Holdings, Inc.	4,600	100,175
	Anabuki Kosan, Inc.	5,300	90,295
	Anest Iwata Corp.	27,400	205,370
	Anicom Holdings, Inc.	27,500	107,056
	Anritsu Corp.	65,900	603,414
	AOI Electronics Co. Ltd.	3,700	51,473
	AOKI Holdings, Inc.	32,978	229,703
	Aoki Super Co. Ltd.	1,800	31,922
	Aoyama Trading Co. Ltd.	33,100	226,182
	Aoyama Zaisan Networks Co. Ltd.	21,200	156,944
#	Aozora Bank Ltd.	72,800	1,305,958
	Arakawa Chemical Industries Ltd.	14,800	107,801
	Arata Corp.	13,100	425,956
#	Araya Industrial Co. Ltd.	3,200	48,638
#	Arcland Service Holdings Co. Ltd.	13,200	277,485
	ARCLANDS Corp.	10,000	113,260
	Arcs Co. Ltd.	39,289	714,322
#	Ardepro Co. Ltd.	5,770	16,353
	Arealink Co. Ltd.	7,427	125,915
	Argo Graphics, Inc.	9,000	253,593
	Arisawa Manufacturing Co. Ltd.	32,700	301,169
	ARTERIA Networks Corp.	19,500	186,772
	Artnature, Inc.	14,800	85,128
*	Aruhi Corp.	7,290	58,092
	As One Corp.	9,100	385,517
	Asahi Broadcasting Group Holdings Corp.	8,100	40,046
	Asahi Co. Ltd.	17,000	162,536
	Asahi Diamond Industrial Co. Ltd.	36,743	245,622
	Asahi Group Holdings Ltd.	22,200	857,676
	Asahi Holdings, Inc.	48,500	714,031
	Asahi Intecc Co. Ltd.	12,400	224,393
	Asahi Kasei Corp.	578,200	4,083,918
#	Asahi Kogyosha Co. Ltd.	7,800	139,842
	Asahi Net, Inc.	8,500	36,919
	ASAHI YUKIZAI Corp.	12,400	290,739
	Asanuma Corp.	16,000	367,717
	Asax Co. Ltd.	1,800	8,191
	Asia Pile Holdings Corp.	28,100	152,864
	Asics Corp.	17,800	497,533
	ASKA Pharmaceutical Holdings Co. Ltd.	24,000	225,003
	ASKUL Corp.	20,600	274,532
	Astellas Pharma, Inc.	45,300	682,424
	Astena Holdings Co. Ltd.	32,700	109,099

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Asti Corp.	3,200	$80,647
*	Atsugi Co. Ltd.	9,300	28,831
	Aucnet, Inc.	10,800	126,328
	Autobacs Seven Co. Ltd.	45,900	521,964
	Avant Group Corp.	11,700	121,081
	Avantia Co. Ltd.	6,100	37,050
	Avex, Inc.	35,000	400,844
	Awa Bank Ltd.	49,397	738,824
	Axial Retailing, Inc.	14,600	378,920
	Azbil Corp.	11,300	316,024
	AZ-COM MARUWA Holdings, Inc.	19,100	281,638
	Bandai Namco Holdings, Inc.	16,800	381,619
	Bando Chemical Industries Ltd.	27,700	222,528
	Bank of Iwate Ltd.	12,300	196,322
	Bank of Kyoto Ltd.	32,200	1,584,318
	Bank of Nagoya Ltd.	9,301	235,213
	Bank of Saga Ltd.	12,271	150,908
	Bank of the Ryukyus Ltd.	69,900	476,582
	Baroque Japan Ltd.	400	2,580
	Base Co. Ltd.	2,200	96,511
	BayCurrent Consulting, Inc.	18,000	625,680
	Beaglee, Inc.	900	8,227
	Beauty Garage, Inc.	2,300	62,665
	Belc Co. Ltd.	6,900	311,739
	Bell System24 Holdings, Inc.	22,600	232,341
	Belluna Co. Ltd.	58,400	320,413
	Benefit One, Inc.	31,800	437,704
	Benesse Holdings, Inc.	49,000	703,278
#*	Bengo4.com, Inc.	3,600	69,313
	Bic Camera, Inc.	34,900	291,990
	BIPROGY, Inc.	17,600	424,329
	BML, Inc.	18,700	419,972
#	Bookoff Group Holdings Ltd.	8,100	81,071
	Bourbon Corp.	5,800	90,706
	BP Castrol KK	5,300	35,392
	Br Holdings Corp.	34,100	94,469
*	BrainPad, Inc.	9,600	48,885
	Bridgestone Corp.	39,100	1,570,191
	Broadband Tower, Inc.	34,100	35,669
	Broadleaf Co. Ltd.	14,200	44,796
	Broadmedia Corp.	10,400	98,491
	Broccoli Co. Ltd.	5,500	60,528
	Brother Industries Ltd.	168,600	2,647,903
#	Bunka Shutter Co. Ltd.	59,800	509,531
	Bushiroad, Inc.	5,500	36,099
	Business Brain Showa-Ota, Inc.	3,100	44,692
	Business Engineering Corp.	1,400	35,569
	BuySell Technologies Co. Ltd.	500	16,977
	C Uyemura & Co. Ltd.	5,200	250,913
	CAC Holdings Corp.	13,400	168,243
	Calbee, Inc.	19,200	415,194
	Canon Electronics, Inc.	20,300	276,496
	Canon Marketing Japan, Inc.	16,400	410,048
	Canon, Inc., Sponsored ADR	24,859	589,655
	Canon, Inc.	15,700	373,932
	Capcom Co. Ltd.	20,400	766,583
	Career Design Center Co. Ltd.	1,500	22,801
	Careerlink Co. Ltd.	1,800	29,260
	Carlit Holdings Co. Ltd.	14,100	72,338

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Carta Holdings, Inc.	4,900	$52,243
	Casa, Inc.	5,300	33,535
	Casio Computer Co. Ltd.	22,300	212,180
	Cawachi Ltd.	13,500	231,436
	CDS Co. Ltd.	800	10,609
#*	CellSource Co. Ltd.	2,200	41,584
	Celsys, Inc.	19,343	92,545
	Central Automotive Products Ltd.	9,600	204,105
	Central Glass Co. Ltd.	38,100	822,835
	Central Security Patrols Co. Ltd.	7,500	155,208
	Central Sports Co. Ltd.	3,200	60,389
#	Ceres, Inc.	4,900	51,846
	Change Holdings, Inc.	10,200	172,562
	Charm Care Corp. KK	13,500	107,561
	Chiba Bank Ltd.	158,500	1,035,009
	Chiba Kogyo Bank Ltd.	35,000	144,028
	Chilled & Frozen Logistics Holdings Co. Ltd.	13,400	130,585
#	Chino Corp.	5,900	92,041
	Chiyoda Co. Ltd.	12,582	77,477
*	Chiyoda Corp.	41,500	122,431
	Chiyoda Integre Co. Ltd.	10,500	179,732
	Chofu Seisakusho Co. Ltd.	16,094	290,545
	Chori Co. Ltd.	10,800	205,154
	Chubu Shiryo Co. Ltd.	20,800	170,503
	Chudenko Corp.	31,800	521,533
	Chuetsu Pulp & Paper Co. Ltd.	1,989	14,667
	Chugai Ro Co. Ltd.	5,500	72,484
	Chugin Financial Group, Inc.	110,700	742,799
*	Chugoku Electric Power Co., Inc.	21,600	113,739
	Chugoku Marine Paints Ltd.	39,000	340,820
	Chuo Spring Co. Ltd.	10,900	58,014
	Chuo Warehouse Co. Ltd.	1,100	8,778
	CI Takiron Corp.	41,900	154,335
	Citizen Watch Co. Ltd.	158,100	874,821
	CKD Corp.	34,100	519,431
	CK-San-Etsu Co. Ltd.	3,400	107,614
	Cleanup Corp.	21,000	117,410
	CMIC Holdings Co. Ltd.	8,200	117,382
	CMK Corp.	53,000	180,303
	Coca-Cola Bottlers Japan Holdings, Inc.	70,004	754,381
	COLOPL, Inc.	35,000	164,574
	Colowide Co. Ltd.	26,300	402,933
	Computer Engineering & Consulting Ltd.	10,300	107,084
#	Computer Institute of Japan Ltd.	20,880	83,872
	COMSYS Holdings Corp.	34,959	668,981
	Comture Corp.	10,500	154,902
	Concordia Financial Group Ltd.	334,738	1,270,116
*	COOKPAD, Inc.	20,600	29,282
	Core Corp.	900	11,199
	Corona Corp.	12,300	84,193
	Cosel Co. Ltd.	23,300	186,420
	Cosmo Energy Holdings Co. Ltd.	82,200	2,627,858
	Cosmos Initia Co. Ltd.	7,700	32,917
	Cosmos Pharmaceutical Corp.	3,800	373,750
	Cota Co. Ltd.	8,926	109,444
	CRE, Inc.	10,400	99,403
	Create Medic Co. Ltd.	2,500	16,692
	Create Restaurants Holdings, Inc.	59,800	436,358
#	Create SD Holdings Co. Ltd.	13,500	327,473

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Credit Saison Co. Ltd.	126,400	$1,751,261
	Creek & River Co. Ltd.	5,400	84,499
	Cresco Ltd.	9,900	130,530
	CTI Engineering Co. Ltd.	13,000	316,155
	CTS Co. Ltd.	13,500	78,306
#	Cube System, Inc.	5,200	43,934
	Curves Holdings Co. Ltd.	27,500	160,329
*	Cyber Security Cloud, Inc.	1,500	20,274
	CyberAgent, Inc.	55,570	484,937
	Cybozu, Inc.	13,800	275,471
	Dai Nippon Printing Co. Ltd.	17,500	503,057
	Dai Nippon Toryo Co. Ltd.	19,300	122,227
	Daicel Corp.	210,200	1,657,188
	Dai-Dan Co. Ltd.	11,900	215,217
	Daido Kogyo Co. Ltd.	3,700	20,739
	Daido Metal Co. Ltd.	43,806	169,704
	Daido Steel Co. Ltd.	24,900	958,903
	Daifuku Co. Ltd.	22,800	420,085
	Daihatsu Diesel Manufacturing Co. Ltd.	15,500	72,218
	Daihen Corp.	11,900	391,883
	Daiho Corp.	16,900	485,532
	Dai-Ichi Cutter Kogyo KK	5,900	54,039
	Daiichi Jitsugyo Co. Ltd.	8,900	379,758
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	18,800	138,927
	Dai-ichi Life Holdings, Inc.	60,300	1,121,626
	Daiichi Sankyo Co. Ltd.	5,400	185,299
	Daiichikosho Co. Ltd.	3,200	57,370
	Daiken Corp.	13,100	225,160
	Daiken Medical Co. Ltd.	6,000	21,625
	Daiki Aluminium Industry Co. Ltd.	34,000	348,819
	Daikin Industries Ltd.	2,100	381,425
#	Daikoku Denki Co. Ltd.	7,900	177,638
	Daikokutenbussan Co. Ltd.	6,400	256,228
	Daikyonishikawa Corp.	38,800	194,251
	Dainichi Co. Ltd.	8,700	43,507
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	11,300	154,844
	Daio Paper Corp.	76,300	618,350
	Daiseki Co. Ltd.	14,000	400,545
#	Daiseki Eco. Solution Co. Ltd.	4,600	32,013
	Daishi Hokuetsu Financial Group, Inc.	50,500	1,125,369
	Daishinku Corp.	32,000	160,999
	Daisue Construction Co. Ltd.	7,600	68,491
	Daito Bank Ltd.	5,000	24,022
	Daito Pharmaceutical Co. Ltd.	10,618	197,623
	Daito Trust Construction Co. Ltd.	7,400	701,355
	Daitron Co. Ltd.	10,400	199,820
	Daiwa House Industry Co. Ltd.	45,400	1,157,177
	Daiwa Industries Ltd.	30,600	323,219
	Daiwa Securities Group, Inc.	337,547	1,567,802
	Daiwabo Holdings Co. Ltd.	64,800	1,222,725
	DCM Holdings Co. Ltd.	124,400	1,303,130
	Dear Life Co. Ltd.	24,400	129,416
	Delica Foods Holdings Co. Ltd.	4,800	21,858
*	DeNA Co. Ltd.	55,100	773,865
	Denka Co. Ltd.	59,500	1,191,633
	Densan System Holdings Co. Ltd.	6,000	118,043
	Denso Corp.	17,100	1,032,217
	Dentsu Group, Inc.	20,700	745,921
	Denyo Co. Ltd.	14,300	199,811

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Dexerials Corp.	32,800	$624,203
	DIC Corp.	71,000	1,311,612
	Digital Arts, Inc.	6,600	245,675
	Digital Garage, Inc.	8,300	292,823
	Digital Hearts Holdings Co. Ltd.	7,100	76,923
	Digital Holdings, Inc.	7,900	68,215
	Digital Information Technologies Corp.	6,700	79,693
	Dip Corp.	16,400	404,622
	Direct Marketing MiX, Inc.	9,500	83,705
	Disco Corp.	8,100	922,227
	DKK Co. Ltd.	9,700	164,896
	DKK-Toa Corp.	1,800	10,776
	DKS Co. Ltd.	7,153	99,529
	DMG Mori Co. Ltd.	70,500	1,131,008
	Doshisha Co. Ltd.	19,100	300,726
	Double Standard, Inc.	2,600	39,062
	Doutor Nichires Holdings Co. Ltd.	31,200	492,007
	Dowa Holdings Co. Ltd.	41,400	1,352,558
#	Drecom Co. Ltd.	9,700	53,485
	DTS Corp.	20,600	489,447
	Duskin Co. Ltd.	27,800	681,993
	DyDo Group Holdings, Inc.	8,400	313,984
	Eagle Industry Co. Ltd.	23,101	222,825
	Earth Corp.	400	14,661
	EAT & Holdings Co. Ltd.	2,000	32,714
	Ebara Corp.	37,700	1,649,424
	Ebara Foods Industry, Inc.	5,100	116,052
	Ebara Jitsugyo Co. Ltd.	10,600	232,370
	Ebase Co. Ltd.	16,000	80,971
	Eco’s Co. Ltd.	8,100	113,124
#	EDION Corp.	79,600	783,339
	EF-ON, Inc.	12,361	58,137
	eGuarantee, Inc.	15,100	234,658
	E-Guardian, Inc.	4,100	66,271
	Ehime Bank Ltd.	21,029	131,924
	Eiken Chemical Co. Ltd.	26,500	308,111
	Eisai Co. Ltd.	5,500	317,368
	Eizo Corp.	15,200	498,227
	EJ Holdings, Inc.	9,400	111,643
	Elan Corp.	22,100	165,497
	Elecom Co. Ltd.	29,700	281,840
	Electric Power Development Co. Ltd.	8,200	131,116
	Elematec Corp.	17,148	217,728
	EM Systems Co. Ltd.	3,100	17,896
	en Japan, Inc.	13,692	245,775
	Endo Lighting Corp.	13,600	105,320
	ENEOS Holdings, Inc.	2,151,970	7,655,685
	Enigmo, Inc.	20,800	65,335
	Enomoto Co. Ltd.	5,700	70,450
	Enplas Corp.	9,700	327,556
#	Entrust, Inc.	5,600	39,273
#	Envipro Holdings, Inc.	10,600	46,555
	eRex Co. Ltd.	8,000	102,231
	ERI Holdings Co. Ltd.	3,400	34,752
	ES-Con Japan Ltd.	14,000	89,372
	Eslead Corp.	8,300	136,490
	ESPEC Corp.	17,300	261,564
	Exedy Corp.	29,364	422,678
	EXEO Group, Inc.	67,654	1,255,327

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ezaki Glico Co. Ltd.	30,300	$779,337
	F&M Co. Ltd.	3,700	58,055
	FALCO HOLDINGS Co. Ltd.	7,700	114,475
	Fancl Corp.	9,300	160,943
	FANUC Corp.	17,000	574,110
	FCC Co. Ltd.	29,655	382,298
*	FDK Corp.	11,900	75,368
	Feed One Co. Ltd.	20,268	110,412
	Felissimo Corp.	1,200	8,775
	Ferrotec Holdings Corp.	36,900	834,548
	Fibergate, Inc.	5,700	52,886
	FIDEA Holdings Co. Ltd.	21,620	215,428
	Financial Partners Group Co. Ltd.	12,400	100,957
	FINDEX, Inc.	6,400	29,604
	First Bank of Toyama Ltd.	39,200	180,140
#	First Juken Co. Ltd.	7,900	65,759
	Fixstars Corp.	13,800	142,285
	FJ Next Holdings Co. Ltd.	21,800	165,681
	Focus Systems Corp.	4,100	30,710
	Food & Life Cos. Ltd.	23,900	575,660
	Forum Engineering, Inc.	7,100	44,294
	Foster Electric Co. Ltd.	20,500	170,729
	FP Corp.	17,700	440,290
	France Bed Holdings Co. Ltd.	28,200	224,237
*	FreakOut Holdings, Inc.	2,300	26,865
#	Freebit Co. Ltd.	8,100	91,960
	Freund Corp.	5,300	24,961
	F-Tech, Inc.	6,600	37,667
	FTGroup Co. Ltd.	6,300	50,645
	Fudo Tetra Corp.	17,000	223,451
	Fuji Co. Ltd.	1,100	14,361
	Fuji Corp.	58,800	986,262
#	Fuji Corp.	12,400	120,007
	Fuji Corp. Ltd.	19,399	102,817
	Fuji Electric Co. Ltd.	20,300	819,419
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,400	37,799
	Fuji Kyuko Co. Ltd.	9,400	361,071
	Fuji Media Holdings, Inc.	37,400	350,614
#	Fuji Oil Co. Ltd.	51,200	100,556
	Fuji Oil Holdings, Inc.	42,900	662,773
	Fuji Pharma Co. Ltd.	12,500	113,562
	Fuji Seal International, Inc.	35,072	398,624
	Fuji Soft, Inc.	7,900	471,980
	Fujibo Holdings, Inc.	8,700	204,714
	Fujicco Co. Ltd.	19,900	281,737
	FUJIFILM Holdings Corp.	15,000	781,799
	Fujikura Composites, Inc.	18,600	141,279
	Fujikura Kasei Co. Ltd.	21,300	68,811
	Fujikura Ltd.	187,200	1,276,351
	Fujimi, Inc.	5,600	290,101
	Fujimori Kogyo Co. Ltd.	15,100	350,844
	Fujisash Co. Ltd.	52,800	25,940
	Fujitsu General Ltd.	2,300	59,166
	Fujitsu Ltd.	7,500	999,579
	Fujiya Co. Ltd.	10,100	187,513
	FuKoKu Co. Ltd.	9,000	70,225
	Fukuda Corp.	5,300	188,609
	Fukuda Denshi Co. Ltd.	15,000	461,031
	Fukui Bank Ltd.	17,000	184,350

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fukui Computer Holdings, Inc.	6,100	$121,079
	Fukuoka Financial Group, Inc.	55,108	1,037,963
	Fukushima Galilei Co. Ltd.	7,300	275,277
	Fukuyama Transporting Co. Ltd.	25,623	684,882
	FULLCAST Holdings Co. Ltd.	10,900	197,895
	Funai Soken Holdings, Inc.	18,760	359,621
	Furukawa Battery Co. Ltd.	10,900	91,717
	Furukawa Co. Ltd.	26,000	256,954
	Furukawa Electric Co. Ltd.	67,600	1,237,653
	Furuno Electric Co. Ltd.	24,800	169,169
	Furuya Metal Co. Ltd.	2,100	139,522
	Furyu Corp.	18,000	153,874
	Fuso Chemical Co. Ltd.	14,000	389,588
	Fuso Pharmaceutical Industries Ltd.	5,100	76,839
	Futaba Corp.	29,000	111,997
	Futaba Industrial Co. Ltd.	48,000	160,735
	Future Corp.	23,400	299,317
	Fuyo General Lease Co. Ltd.	23,500	1,719,852
	G-7 Holdings, Inc.	18,000	189,797
#*	GA Technologies Co. Ltd.	6,700	53,821
	Gakken Holdings Co. Ltd.	25,200	162,379
	Gakkyusha Co. Ltd.	3,300	52,505
#	Gakujo Co. Ltd.	7,000	83,298
	Gecoss Corp.	13,700	89,812
#	Genki Sushi Co. Ltd.	4,900	116,975
	Genky DrugStores Co. Ltd.	8,400	248,295
	Geo Holdings Corp.	43,100	521,425
	Gift Holdings, Inc.	2,500	87,318
	Giken Ltd.	500	7,858
	GL Sciences, Inc.	7,000	118,063
	GLOBERIDE, Inc.	17,400	318,972
	Glory Ltd.	45,673	971,073
	Glosel Co. Ltd.	15,700	47,358
	GMO Financial Gate, Inc.	800	64,593
#	GMO Financial Holdings, Inc.	32,200	147,027
	GMO GlobalSign Holdings KK	3,300	93,637
	GMO internet group, Inc.	18,400	370,147
	GMO Payment Gateway, Inc.	5,600	437,986
	Godo Steel Ltd.	10,300	232,029
	Goldcrest Co. Ltd.	19,090	255,896
	Goldwin, Inc.	3,400	308,931
	Golf Digest Online, Inc.	12,300	83,063
	Good Com Asset Co. Ltd.	14,800	86,085
	Grandy House Corp.	13,500	55,985
*	Greens Co. Ltd.	2,400	25,964
	gremz, Inc.	2,100	33,331
	GS Yuasa Corp.	56,600	996,146
#	GSI Creos Corp.	9,200	125,979
	G-Tekt Corp.	21,032	230,402
	Gun-Ei Chemical Industry Co. Ltd.	4,600	89,507
	GungHo Online Entertainment, Inc.	31,270	600,355
	Gunma Bank Ltd.	330,200	1,130,748
	Gunze Ltd.	15,300	529,180
	H.U. Group Holdings, Inc.	40,400	816,735
	H2O Retailing Corp.	78,300	927,819
#	HABA Laboratories, Inc.	400	6,918
	Hachijuni Bank Ltd.	284,800	1,275,935
	Hagihara Industries, Inc.	9,695	91,981
	Hagiwara Electric Holdings Co. Ltd., Class C	6,900	165,722

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hakudo Co. Ltd.	5,700	$111,000
	Hakuhodo DY Holdings, Inc.	34,700	408,882
	Hakuto Co. Ltd.	5,200	163,222
	Halows Co. Ltd.	8,300	196,837
	Hamakyorex Co. Ltd.	16,400	419,632
	Hamamatsu Photonics KK	8,000	424,111
	Handsman Co. Ltd.	4,200	35,147
	Hankyu Hanshin Holdings, Inc.	16,852	526,141
	Hanwa Co. Ltd.	34,400	1,065,198
	Happinet Corp.	19,600	283,011
	Hard Off Corp. Co. Ltd.	8,200	85,389
	Harima Chemicals Group, Inc.	12,200	77,174
	Harmonic Drive Systems, Inc.	2,800	85,608
	Haseko Corp.	151,200	1,845,899
	Hashimoto Sogyo Holdings Co. Ltd.	3,800	31,236
	Hazama Ando Corp.	145,650	961,480
	Heiwa Corp.	32,300	637,735
	Heiwa Real Estate Co. Ltd.	15,500	443,525
	Heiwado Co. Ltd.	31,500	478,616
#*	Hennge KK	5,200	27,998
	Hibiya Engineering Ltd.	16,700	276,647
	Hikari Tsushin, Inc.	2,100	286,535
#	HI-LEX Corp.	23,800	214,378
*	Hino Motors Ltd.	190,500	750,592
#	Hioki EE Corp.	6,100	406,283
	Hirakawa Hewtech Corp.	10,100	107,504
	Hirano Tecseed Co. Ltd.	11,200	181,391
	Hirata Corp.	7,300	364,354
	Hirogin Holdings, Inc.	241,100	1,195,739
	Hirose Electric Co. Ltd.	1,900	256,422
	Hiroshima Gas Co. Ltd.	16,700	44,772
	Hisaka Works Ltd.	21,000	140,948
	Hisamitsu Pharmaceutical Co., Inc.	12,800	354,043
	Hitachi Construction Machinery Co. Ltd.	15,300	377,021
	Hitachi Ltd.	43,100	2,384,060
	Hitachi Ltd., ADR	303	33,572
	Hitachi Zosen Corp.	190,240	1,179,813
	Hito Communications Holdings, Inc.	3,700	43,137
	Hochiki Corp.	13,400	159,400
	Hodogaya Chemical Co. Ltd.	8,100	186,448
	Hogy Medical Co. Ltd.	17,700	443,385
*	Hokkaido Electric Power Co., Inc.	13,300	50,102
	Hokkaido Gas Co. Ltd.	2,400	34,237
	Hokkan Holdings Ltd.	8,000	82,195
	Hokko Chemical Industry Co. Ltd.	17,500	119,102
	Hokkoku Financial Holdings, Inc.	20,900	730,371
#	Hokuetsu Corp.	109,000	720,931
#	Hokuetsu Industries Co. Ltd.	18,500	189,622
	Hokuhoku Financial Group, Inc.	156,437	1,127,469
#	Hokuriku Electric Industry Co. Ltd.	6,200	55,942
*	Hokuriku Electric Power Co.	21,400	99,980
	Hokuriku Electrical Construction Co. Ltd.	13,199	80,319
	Hokuto Corp.	22,600	310,208
	Honda Motor Co. Ltd., Sponsored ADR	29,040	771,883
	Honda Motor Co. Ltd.	128,435	3,406,484
	H-One Co. Ltd.	19,000	93,843
	Honeys Holdings Co. Ltd.	18,370	212,648
	Hoosiers Holdings Co. Ltd.	29,600	184,032
	Horiba Ltd.	23,200	1,278,150

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hoshizaki Corp.	2,600	$91,575
	Hosiden Corp.	58,000	742,777
	Hosokawa Micron Corp.	13,300	288,126
	Hotland Co. Ltd.	4,600	52,794
	House Foods Group, Inc.	20,600	452,955
	Howa Machinery Ltd.	12,800	79,240
	HPC Systems, Inc.	1,000	14,997
	HS Holdings Co. Ltd.	21,400	159,050
	Hulic Co. Ltd.	58,067	499,960
	Hyakugo Bank Ltd.	194,643	562,011
	Hyakujushi Bank Ltd.	8,401	115,376
	Ibiden Co. Ltd.	24,800	975,786
	IBJ, Inc.	11,100	53,016
	Ichigo, Inc.	109,600	209,708
	Ichiken Co. Ltd.	5,200	73,367
	Ichikoh Industries Ltd.	36,800	148,945
	Ichinen Holdings Co. Ltd.	24,200	245,928
	Ichiyoshi Securities Co. Ltd.	29,300	127,329
	Icom, Inc.	11,100	225,825
	ID Holdings Corp.	3,000	24,245
	IDEA Consultants, Inc.	4,600	55,216
	Idec Corp.	28,400	695,470
	Idemitsu Kosan Co. Ltd.	152,426	3,245,613
	IDOM, Inc.	67,000	414,280
	IHI Corp.	31,800	801,300
	Iida Group Holdings Co. Ltd.	47,720	848,428
	Iino Kaiun Kaisha Ltd.	95,700	720,143
	IJTT Co. Ltd.	17,000	66,148
	I’ll, Inc.	3,700	75,329
	Imagica Group, Inc.	19,800	88,611
#	Imasen Electric Industrial	14,000	76,559
	i-mobile Co. Ltd.	3,300	31,683
	Imuraya Group Co. Ltd.	5,900	100,450
	Inaba Denki Sangyo Co. Ltd.	27,300	609,772
	Inaba Seisakusho Co. Ltd.	7,400	79,086
	Inabata & Co. Ltd.	48,600	992,073
#	Inageya Co. Ltd.	16,200	196,684
*	I-NE Co. Ltd.	4,400	105,065
	Ines Corp.	20,800	212,700
	I-Net Corp.	10,100	98,174
	Infocom Corp.	14,700	244,266
	Infomart Corp.	56,200	120,802
	Information Services International-Dentsu Ltd.	6,400	225,615
	INFRONEER Holdings, Inc.	212,068	1,675,037
	Innotech Corp.	12,900	129,400
	Inpex Corp.	294,500	3,222,727
	Insource Co. Ltd.	24,000	220,216
	Intage Holdings, Inc.	30,500	355,191
	Intelligent Wave, Inc.	2,400	12,789
	Inter Action Corp.	5,000	48,552
	Internet Initiative Japan, Inc.	22,400	463,551
#	Inui Global Logistics Co. Ltd.	4,900	62,282
	I-PEX, Inc.	11,900	122,198
	IPS, Inc.	1,600	29,951
	IR Japan Holdings Ltd.	4,400	69,378
	Iriso Electronics Co. Ltd.	9,600	328,604
	I’rom Group Co. Ltd.	6,200	82,545
	ISB Corp.	6,700	59,206
	Ise Chemicals Corp.	1,600	85,600

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Iseki & Co. Ltd.	14,208	$125,475
	Isetan Mitsukoshi Holdings Ltd.	41,500	458,191
	Ishihara Chemical Co. Ltd.	10,500	116,086
	Ishihara Sangyo Kaisha Ltd.	34,900	301,573
	Ishii Iron Works Co. Ltd.	1,900	31,784
#	Ishizuka Glass Co. Ltd.	1,600	18,164
*	Istyle, Inc.	10,500	41,879
	Isuzu Motors Ltd.	135,400	1,598,941
*	ITbook Holdings Co. Ltd.	6,500	18,377
	Itfor, Inc.	19,000	121,437
	ITmedia, Inc.	3,700	37,848
#	Ito En Ltd.	6,600	204,153
#	ITOCHU Corp.	72,400	2,401,860
	Itochu Enex Co. Ltd.	66,100	565,763
	Itochu Techno-Solutions Corp.	9,200	238,239
	Itochu-Shokuhin Co. Ltd.	5,200	208,495
	Itoham Yonekyu Holdings, Inc.	143,078	784,179
	Itoki Corp.	29,353	174,642
	IwaiCosmo Holdings, Inc.	23,100	225,483
	Iwaki Co. Ltd.	9,600	92,142
	Iwatani Corp.	29,900	1,415,549
*	Iwatsu Electric Co. Ltd.	6,100	36,774
	Iwatsuka Confectionery Co. Ltd.	1,100	39,009
	Iyogin Holdings, Inc.	200,682	1,175,050
	Izumi Co. Ltd.	28,100	660,799
	J Front Retailing Co. Ltd.	150,800	1,586,002
#	J Trust Co. Ltd.	56,800	165,696
	JAC Recruitment Co. Ltd.	13,700	255,974
	Jaccs Co. Ltd.	23,600	791,090
	JAFCO Group Co. Ltd.	86,100	1,097,095
#	JANOME Corp.	22,800	104,134
	Japan Airlines Co. Ltd.	5,300	101,106
	Japan Airport Terminal Co. Ltd.	1,400	68,604
	Japan Aviation Electronics Industry Ltd.	47,200	828,028
	Japan Best Rescue System Co. Ltd.	10,600	60,422
	Japan Cash Machine Co. Ltd.	5,100	47,691
*	Japan Communications, Inc.	77,800	144,503
	Japan Electronic Materials Corp.	9,900	100,618
	Japan Elevator Service Holdings Co. Ltd.	28,600	425,446
	Japan Exchange Group, Inc.	48,600	789,156
#	Japan Foundation Engineering Co. Ltd.	16,100	63,654
*	Japan Hospice Holdings, Inc.	900	23,442
	Japan Investment Adviser Co. Ltd.	6,100	49,977
	Japan Lifeline Co. Ltd.	51,700	355,612
	Japan Material Co. Ltd.	29,700	445,318
	Japan Medical Dynamic Marketing, Inc.	18,700	140,092
	Japan Oil Transportation Co. Ltd.	1,500	28,814
	Japan Petroleum Exploration Co. Ltd.	6,900	229,593
	Japan Post Holdings Co. Ltd.	150,800	1,241,374
	Japan Post Insurance Co. Ltd.	26,800	435,207
	Japan Property Management Center Co. Ltd.	10,700	88,154
	Japan Pulp & Paper Co. Ltd.	13,500	520,492
	Japan Pure Chemical Co. Ltd.	1,100	19,751
	Japan Securities Finance Co. Ltd.	94,200	710,928
	Japan Steel Works Ltd.	12,900	234,365
	Japan System Techniques Co. Ltd.	3,400	51,945
	Japan Tobacco, Inc.	56,200	1,209,248
	Japan Transcity Corp.	33,400	166,712
	Japan Wool Textile Co. Ltd.	52,200	387,597

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Jastec Co. Ltd.	6,100	$55,415
	JBCC Holdings, Inc.	15,100	239,412
	JCR Pharmaceuticals Co. Ltd.	26,000	281,217
	JCU Corp.	16,700	394,339
	JDC Corp.	28,900	130,735
	Jeol Ltd.	23,700	691,483
	JFE Holdings, Inc.	329,160	3,894,060
	JFE Systems, Inc.	1,500	28,791
	JGC Holdings Corp.	66,400	830,682
*	JIG-SAW, Inc.	2,700	93,464
#	Jimoto Holdings, Inc.	12,090	35,798
	JINS Holdings, Inc.	6,400	137,822
#	JINUSHI Co. Ltd.	11,300	161,933
	JK Holdings Co. Ltd.	14,300	111,555
	J-Lease Co. Ltd.	2,100	31,315
	JM Holdings Co. Ltd.	10,400	152,150
	JMDC, Inc.	1,000	35,849
	JMS Co. Ltd.	23,000	89,984
#*	Joban Kosan Co. Ltd.	3,900	35,178
	J-Oil Mills, Inc.	17,400	206,539
	Joshin Denki Co. Ltd.	14,601	217,769
	Joyful Honda Co. Ltd.	22,700	302,417
	JP-Holdings, Inc.	42,700	98,187
	JSB Co. Ltd.	2,200	70,052
#	JSP Corp.	12,401	142,776
	JSR Corp.	11,200	259,878
	J-Stream, Inc.	7,300	28,752
	JTEKT Corp.	139,975	1,155,913
#	Juki Corp.	24,600	116,231
	Juroku Financial Group, Inc.	23,200	513,588
	Justsystems Corp.	16,900	446,582
	JVCKenwood Corp.	146,001	497,627
	K&O Energy Group, Inc.	14,800	264,351
	Kadokawa Corp.	11,353	242,119
	Kadoya Sesame Mills, Inc.	300	7,840
	Kaga Electronics Co. Ltd.	18,700	663,413
	Kagome Co. Ltd.	12,500	303,611
	Kajima Corp.	176,021	2,328,859
	Kakaku.com, Inc.	17,600	242,153
	Kaken Pharmaceutical Co. Ltd.	11,800	324,915
#	Kakiyasu Honten Co. Ltd.	7,700	129,624
#	Kamakura Shinsho Ltd.	9,000	61,779
	Kameda Seika Co. Ltd.	7,300	243,088
	Kamei Corp.	18,600	213,601
	Kamigumi Co. Ltd.	62,200	1,363,165
	Kanaden Corp.	16,600	147,719
	Kanagawa Chuo Kotsu Co. Ltd.	5,000	117,605
	Kanamic Network Co. Ltd.	4,400	14,183
#	Kanamoto Co. Ltd.	27,775	465,316
	Kandenko Co. Ltd.	96,400	726,349
	Kaneka Corp.	50,000	1,330,183
	Kaneko Seeds Co. Ltd.	5,800	68,255
	Kanematsu Corp.	80,300	1,045,244
	Kanemi Co. Ltd.	1,400	29,793
	Kansai Food Market Ltd.	1,000	11,323
	Kansai Paint Co. Ltd.	21,300	300,287
	Kanto Denka Kogyo Co. Ltd.	47,100	357,321
	Kao Corp.	14,500	585,923
*	Kaonavi, Inc.	1,000	19,789

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Katakura Industries Co. Ltd.	18,300	$244,507
	Katitas Co. Ltd.	23,400	456,976
	Kato Sangyo Co. Ltd.	16,600	441,412
	Kato Works Co. Ltd.	8,400	75,825
	Kawada Technologies, Inc.	3,800	113,996
	Kawai Musical Instruments Manufacturing Co. Ltd.	6,200	140,883
	Kawasaki Heavy Industries Ltd.	99,800	2,171,074
#	Kawasaki Kisen Kaisha Ltd.	12,597	300,191
	KDDI Corp.	96,900	3,025,037
	KeePer Technical Laboratory Co. Ltd.	8,300	308,625
	Keihan Holdings Co. Ltd.	16,300	448,679
	Keihanshin Building Co. Ltd.	9,500	89,626
#	Keihin Co. Ltd.	3,500	43,276
	Keikyu Corp.	17,800	173,015
	Keisei Electric Railway Co. Ltd.	1,558	54,980
#	KEIWA, Inc.	5,200	53,201
	Keiyo Bank Ltd.	120,400	500,035
	Keiyo Co. Ltd.	34,800	215,223
#	KEL Corp.	4,100	52,208
	Kenko Mayonnaise Co. Ltd.	13,800	126,269
	Kewpie Corp.	34,600	580,840
	KeyHolder, Inc.	7,300	52,982
	KFC Holdings Japan Ltd.	13,300	282,985
	KFC Ltd.	3,500	33,839
	KH Neochem Co. Ltd.	31,200	537,951
	Kibun Foods, Inc.	5,200	40,199
	Kikkoman Corp.	9,600	568,643
	Kimoto Co. Ltd.	28,900	40,432
	Kimura Chemical Plants Co. Ltd.	18,500	96,410
	Kimura Unity Co. Ltd.	5,600	43,372
	Kinden Corp.	69,000	940,794
	King Jim Co. Ltd.	1,500	10,200
	Kintetsu Department Store Co. Ltd.	3,100	56,567
	Kirin Holdings Co. Ltd.	26,280	426,927
	Kissei Pharmaceutical Co. Ltd.	28,600	579,418
	Ki-Star Real Estate Co. Ltd.	9,100	273,461
	Kitagawa Corp.	6,700	55,160
	Kita-Nippon Bank Ltd.	8,000	121,967
	Kitano Construction Corp.	3,200	76,208
	Kitanotatsujin Corp.	35,800	82,441
	Kitz Corp.	70,000	478,717
	Kiyo Bank Ltd.	61,300	716,813
	Koa Corp.	34,600	434,074
#	Koa Shoji Holdings Co. Ltd.	7,200	38,771
	Koatsu Gas Kogyo Co. Ltd.	27,300	149,402
	Kobayashi Pharmaceutical Co. Ltd.	3,100	193,446
	Kobe Bussan Co. Ltd.	16,800	469,869
#*	Kobe Electric Railway Co. Ltd.	1,600	37,717
	Kobe Steel Ltd.	272,680	2,031,695
	Koei Tecmo Holdings Co. Ltd.	2,200	40,457
	Kohnan Shoji Co. Ltd.	33,000	890,362
	Kohoku Kogyo Co. Ltd.	900	33,578
	Kohsoku Corp.	9,200	144,758
	Koito Manufacturing Co. Ltd.	14,200	274,677
#	Kojima Co. Ltd.	39,300	164,731
	Kokuyo Co. Ltd.	54,800	783,131
	KOMAIHALTEC, Inc.	2,399	31,562
	Komatsu Ltd.	49,600	1,233,545
	Komatsu Matere Co. Ltd.	24,100	121,998

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Komatsu Wall Industry Co. Ltd.	6,800	$117,389
	KOMEDA Holdings Co. Ltd.	23,800	449,220
#	Komehyo Holdings Co. Ltd.	8,100	165,522
	Komeri Co. Ltd.	29,300	681,539
	Komori Corp.	34,200	265,013
	Konaka Co. Ltd.	8,900	23,055
	Konami Group Corp.	14,800	728,219
	Kondotec, Inc.	18,600	139,658
	Konica Minolta, Inc.	397,100	1,656,451
	Konishi Co. Ltd.	25,700	386,045
	Konoike Transport Co. Ltd.	25,500	300,104
	Konoshima Chemical Co. Ltd.	5,200	60,013
	Kosaido Holdings Co. Ltd.	14,900	295,899
	Kose Corp.	600	70,017
	Koshidaka Holdings Co. Ltd.	13,200	111,751
	Kotobuki Spirits Co. Ltd.	4,400	324,917
#	Kotobukiya Co. Ltd.	800	55,601
	Kozo Keikaku Engineering, Inc.	3,200	69,567
	KPP Group Holdings Co. Ltd.	29,100	138,929
	Krosaki Harima Corp.	5,600	253,739
	KRS Corp.	12,200	91,604
	K’s Holdings Corp.	126,320	1,119,603
	KU Holdings Co. Ltd.	11,700	122,823
	Kubota Corp.	34,200	518,232
*	Kufu Co., Inc.	11,700	41,505
	Kumagai Gumi Co. Ltd.	29,432	625,749
#	Kumiai Chemical Industry Co. Ltd.	41,874	278,693
	Kunimine Industries Co. Ltd.	2,100	14,527
	Kurabo Industries Ltd.	13,300	244,648
	Kuraray Co. Ltd.	253,300	2,368,763
	Kureha Corp.	13,100	813,299
	Kurimoto Ltd.	8,300	123,131
	Kurita Water Industries Ltd.	11,600	486,143
	Kuriyama Holdings Corp.	9,500	61,813
	Kuroda Precision Industries Ltd.	1,000	11,554
#	Kusuri no Aoki Holdings Co. Ltd.	8,300	398,267
	KYB Corp.	14,700	468,955
	Kyocera Corp.	23,485	1,232,670
	Kyoden Co. Ltd.	13,100	48,756
	Kyodo Printing Co. Ltd.	6,600	137,394
	Kyoei Steel Ltd.	22,100	298,807
	Kyokuto Boeki Kaisha Ltd.	9,200	102,701
	Kyokuto Kaihatsu Kogyo Co. Ltd.	32,400	408,538
	Kyokuto Securities Co. Ltd.	11,501	51,353
	Kyokuyo Co. Ltd.	7,900	207,863
	Kyorin Pharmaceutical Co. Ltd.	22,700	292,161
	Kyoritsu Maintenance Co. Ltd.	14,700	593,382
	Kyosan Electric Manufacturing Co. Ltd.	39,000	121,887
	Kyowa Electronic Instruments Co. Ltd.	11,700	30,885
	Kyowa Kirin Co. Ltd.	7,800	173,561
	Kyowa Leather Cloth Co. Ltd.	4,900	19,062
	Kyudenko Corp.	33,100	882,663
*	Kyushu Electric Power Co., Inc.	30,800	179,345
	Kyushu Financial Group, Inc.	291,780	1,051,793
	Kyushu Railway Co.	9,600	218,004
	LA Holdings Co. Ltd.	1,200	33,430
	LAC Co. Ltd.	10,100	51,245
	Lacto Japan Co. Ltd.	8,000	121,860
	Lasertec Corp.	4,400	598,602

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Lawson, Inc.	16,100	$731,289
	LEC, Inc.	13,600	85,755
*	Leopalace21 Corp.	62,300	164,389
	Life Corp.	15,800	335,160
	LIFULL Co. Ltd.	65,200	105,962
#	LIKE, Inc.	5,800	81,535
	Linical Co. Ltd.	6,700	34,395
	Link & Motivation, Inc.	20,000	71,808
	Lintec Corp.	34,900	583,634
	Lion Corp.	44,500	485,131
	LITALICO, Inc.	9,600	172,031
	Lixil Corp.	38,900	612,326
*	Locondo, Inc.	6,300	83,270
	Look Holdings, Inc.	5,800	97,199
*	LTS, Inc.	200	3,821
*	M&A Capital Partners Co. Ltd.	8,000	226,000
	Mabuchi Motor Co. Ltd.	20,000	564,444
#*	Macbee Planet, Inc.	800	88,838
	Macnica Holdings, Inc.	45,850	1,259,971
	Macromill, Inc.	36,803	245,040
	Maeda Kosen Co. Ltd.	9,200	220,138
	Maezawa Industries, Inc.	16,300	90,618
	Maezawa Kasei Industries Co. Ltd.	11,300	136,545
	Maezawa Kyuso Industries Co. Ltd.	16,800	132,832
#	Makino Milling Machine Co. Ltd.	22,000	804,691
	Makita Corp., Sponsored ADR	3,976	111,805
	Makita Corp.	11,743	331,278
#	Management Solutions Co. Ltd.	4,900	116,126
	Mandom Corp.	26,700	317,391
	Mani, Inc.	8,100	106,002
	MarkLines Co. Ltd.	5,700	98,820
	Mars Group Holdings Corp.	10,500	234,795
	Marubeni Corp.	99,200	1,407,964
	Marubun Corp.	13,800	122,660
	Marudai Food Co. Ltd.	15,000	169,545
	Marufuji Sheet Piling Co. Ltd.	1,100	17,265
	Maruha Nichiro Corp.	36,430	678,224
	Marui Group Co. Ltd.	35,200	560,829
	Maruichi Steel Tube Ltd.	45,500	1,029,260
	MARUKA FURUSATO Corp.	7,869	152,422
#	Marumae Co. Ltd.	1,900	22,393
#	Marusan Securities Co. Ltd.	60,900	188,498
	Maruwa Co. Ltd.	6,400	816,159
	Maruzen CHI Holdings Co. Ltd.	10,600	27,673
	Maruzen Co. Ltd.	7,900	123,469
	Maruzen Showa Unyu Co. Ltd.	13,900	347,882
	Marvelous, Inc.	26,500	131,511
	Matsuda Sangyo Co. Ltd.	10,500	174,503
	Matsui Construction Co. Ltd.	17,600	92,431
	Matsui Securities Co. Ltd.	59,900	342,778
	MatsukiyoCocokara & Co.	11,060	592,261
	Max Co. Ltd.	17,300	276,280
	Maxell Ltd.	42,500	468,079
	Maxvalu Tokai Co. Ltd.	6,100	121,556
	Mazda Motor Corp.	135,300	1,224,395
#	McDonald’s Holdings Co. Japan Ltd.	5,700	237,463
	MCJ Co. Ltd.	52,900	365,879
	Mebuki Financial Group, Inc.	540,023	1,383,353
	MEC Co. Ltd.	11,600	217,125

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Media Do Co. Ltd.	6,800	$70,175
	Medical Data Vision Co. Ltd.	14,600	87,097
	Medical System Network Co. Ltd.	20,600	61,689
	Medikit Co. Ltd.	2,800	48,595
	Medipal Holdings Corp.	95,100	1,452,930
	Medius Holdings Co. Ltd.	8,400	52,301
*	MedPeer, Inc.	6,200	50,517
*	Megachips Corp.	12,900	305,907
	Megmilk Snow Brand Co. Ltd.	36,800	528,181
	Meidensha Corp.	33,900	460,534
	Meiho Facility Works Ltd.	5,000	28,721
	Meiji Electric Industries Co. Ltd.	6,100	53,998
	MEIJI Holdings Co. Ltd.	27,400	661,154
#	Meiji Shipping Co. Ltd.	6,100	28,902
	Meiko Electronics Co. Ltd.	22,100	445,964
	Meisei Industrial Co. Ltd.	33,800	233,253
	Meitec Corp.	38,700	653,951
	Meito Sangyo Co. Ltd.	11,400	145,011
#	Meiwa Corp.	24,900	128,726
	Meiwa Estate Co. Ltd.	10,900	65,393
	Melco Holdings, Inc.	5,900	145,470
#	Members Co. Ltd.	3,400	31,133
	Menicon Co. Ltd.	33,500	711,516
*	Mercari, Inc.	5,500	94,582
	Mercuria Holdings Co. Ltd.	4,800	25,464
*	MetaReal Corp.	3,000	29,810
	METAWATER Co. Ltd.	13,400	176,598
	Micronics Japan Co. Ltd.	23,000	209,533
	Midac Holdings Co. Ltd.	2,900	40,773
	Mie Kotsu Group Holdings, Inc.	47,700	206,180
#	Mikuni Corp.	12,600	31,411
	Milbon Co. Ltd.	10,504	442,874
	MIMAKI ENGINEERING Co. Ltd.	12,300	61,113
	Mimasu Semiconductor Industry Co. Ltd.	14,900	287,913
	Minebea Mitsumi, Inc.	54,639	1,011,839
	Ministop Co. Ltd.	16,700	173,329
#	Mipox Corp.	10,400	42,422
	Mirai Industry Co. Ltd.	6,700	107,404
	Miraial Co. Ltd.	6,700	74,656
	Mirait One Corp.	81,810	1,016,189
	Mirarth Holdings, Inc.	75,700	213,601
	Miroku Jyoho Service Co. Ltd.	12,800	159,885
	MISUMI Group, Inc.	26,100	658,430
	Mitani Corp.	32,000	315,146
	Mitani Sangyo Co. Ltd.	14,200	33,784
	Mitani Sekisan Co. Ltd.	4,500	159,015
	Mito Securities Co. Ltd.	48,000	104,221
	Mitsuba Corp.	35,561	154,089
	Mitsubishi Chemical Group Corp.	807,480	4,737,194
	Mitsubishi Corp.	114,900	4,260,016
	Mitsubishi Electric Corp.	83,800	1,039,026
	Mitsubishi Estate Co. Ltd.	51,100	629,772
	Mitsubishi Gas Chemical Co., Inc.	89,295	1,299,992
	Mitsubishi HC Capital, Inc.	561,770	2,915,999
	Mitsubishi Heavy Industries Ltd.	28,500	1,080,727
	Mitsubishi Kakoki Kaisha Ltd.	5,900	105,650
	Mitsubishi Logisnext Co. Ltd.	29,000	211,196
	Mitsubishi Logistics Corp.	32,399	802,822
	Mitsubishi Materials Corp.	72,880	1,193,382

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Mitsubishi Motors Corp.	128,700	$494,675
	Mitsubishi Pencil Co. Ltd.	28,350	370,863
	Mitsubishi Research Institute, Inc.	7,800	283,006
	Mitsubishi Shokuhin Co. Ltd.	13,600	351,339
	Mitsubishi Steel Manufacturing Co. Ltd.	9,900	83,220
	Mitsubishi UFJ Financial Group, Inc.	1,117,000	6,991,898
	Mitsuboshi Belting Ltd.	6,900	197,683
	Mitsui & Co. Ltd.	71,100	2,219,650
	Mitsui Chemicals, Inc.	120,700	3,053,831
	Mitsui DM Sugar Holdings Co. Ltd.	15,599	261,603
*	Mitsui E&S Co. Ltd.	42,500	163,287
	Mitsui Fudosan Co. Ltd.	57,800	1,148,024
	Mitsui High-Tec, Inc.	5,800	349,775
#	Mitsui Matsushima Holdings Co. Ltd.	13,300	310,152
	Mitsui Mining & Smelting Co. Ltd.	69,200	1,647,848
#	Mitsui OSK Lines Ltd.	35,100	870,150
	Mitsui-Soko Holdings Co. Ltd.	28,300	830,683
	Mitsuuroko Group Holdings Co. Ltd.	33,400	327,737
	Miura Co. Ltd.	12,300	327,638
	Mixi, Inc.	23,000	486,247
	Miyaji Engineering Group, Inc.	5,800	166,240
	Miyazaki Bank Ltd.	26,900	481,607
	Miyoshi Oil & Fat Co. Ltd.	5,500	40,236
	Mizuho Financial Group, Inc.	219,305	3,179,008
	Mizuho Leasing Co. Ltd.	25,800	722,974
	Mizuho Medy Co. Ltd.	3,000	50,082
	Mizuno Corp.	18,200	454,283
	Mochida Pharmaceutical Co. Ltd.	12,500	321,242
*	Modec, Inc.	1,300	14,115
	Monex Group, Inc.	119,600	454,189
	Money Partners Group Co. Ltd.	13,100	25,759
	Monogatari Corp.	15,300	321,602
	MonotaRO Co. Ltd.	32,400	490,176
	MORESCO Corp.	1,500	12,521
	Morinaga & Co. Ltd.	24,300	720,142
	Morinaga Milk Industry Co. Ltd.	34,800	1,308,858
	Moriroku Holdings Co. Ltd.	7,800	111,185
	Morita Holdings Corp.	27,900	294,029
	Morito Co. Ltd.	17,800	139,784
	Morozoff Ltd.	5,200	138,875
#	Mortgage Service Japan Ltd.	6,000	29,611
	Mory Industries, Inc.	4,800	127,671
	MrMax Holdings Ltd.	31,100	143,267
	MS&AD Insurance Group Holdings, Inc.	41,282	1,354,970
	m-up Holdings, Inc.	14,700	133,787
	Murakami Corp.	4,500	93,037
	Murata Manufacturing Co. Ltd.	19,300	1,095,008
	Musashi Seimitsu Industry Co. Ltd.	52,600	709,015
	Musashino Bank Ltd.	35,200	571,490
#	Mutoh Holdings Co. Ltd.	1,000	12,314
	Nabtesco Corp.	10,600	255,497
#	NAC Co. Ltd.	7,600	53,650
	Nachi-Fujikoshi Corp.	13,126	370,947
	Nadex Co. Ltd.	2,300	17,073
	Nafco Co. Ltd.	9,700	132,483
	Nagano Bank Ltd.	7,500	84,623
	Nagano Keiki Co. Ltd.	13,900	131,911
	Nagase & Co. Ltd.	100,900	1,589,695
	Nagatanien Holdings Co. Ltd.	10,200	164,982

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nagawa Co. Ltd.	1,700	$79,383
	Nagoya Railroad Co. Ltd.	13,900	224,237
	Naigai Tec Corp.	1,100	19,562
	Naigai Trans Line Ltd.	3,000	56,976
	Nakabayashi Co. Ltd.	16,400	58,289
	Nakamoto Packs Co. Ltd.	3,100	36,031
*	Nakamura Choukou Co. Ltd.	1,900	8,426
	Nakamuraya Co. Ltd.	3,208	74,837
	Nakanishi, Inc.	25,800	488,776
	Nakano Corp.	7,900	23,979
	Nakano Refrigerators Co. Ltd.	300	12,445
#	Nakayama Steel Works Ltd.	21,500	138,598
#*	Namura Shipbuilding Co. Ltd.	38,900	117,288
	Nankai Electric Railway Co. Ltd.	14,600	340,605
	Nanto Bank Ltd.	23,453	427,241
	Nanyo Corp.	1,500	25,664
	Narasaki Sangyo Co. Ltd.	2,400	32,335
	Nasu Denki Tekko Co. Ltd.	1,200	79,988
	Natori Co. Ltd.	6,700	98,327
	NEC Capital Solutions Ltd.	10,200	201,523
	NEC Corp.	50,100	1,926,611
	NEC Networks & System Integration Corp.	21,400	266,762
#	NEOJAPAN, Inc.	1,600	10,641
	NET One Systems Co. Ltd.	27,200	641,332
	Neturen Co. Ltd.	29,000	154,013
	New Art Holdings Co. Ltd.	6,700	85,998
	Nexon Co. Ltd.	7,400	167,169
#	Nextage Co. Ltd.	29,500	535,143
*	NexTone, Inc.	2,500	53,927
	NGK Insulators Ltd.	144,200	1,809,973
	NH Foods Ltd.	52,500	1,532,106
	NHK Spring Co. Ltd.	183,200	1,358,267
	Nicca Chemical Co. Ltd.	6,100	40,190
	Nice Corp.	5,300	51,431
#	Nichia Steel Works Ltd.	20,500	47,325
	Nichias Corp.	47,200	954,592
	Nichiban Co. Ltd.	10,100	149,362
	Nichicon Corp.	32,000	303,336
	Nichiden Corp.	10,600	157,129
	Nichiha Corp.	25,000	528,213
	Nichimo Co. Ltd.	1,300	30,095
	Nichirei Corp.	38,000	779,573
	Nichireki Co. Ltd.	25,300	321,427
	Nichirin Co. Ltd.	9,620	166,478
	Nidec Corp.	12,000	593,785
	Nifco, Inc.	26,000	747,772
	Nihon Chouzai Co. Ltd.	10,480	95,165
#	Nihon Dempa Kogyo Co. Ltd.	20,100	175,230
	Nihon Dengi Co. Ltd.	2,200	57,138
	Nihon Denkei Co. Ltd.	6,600	92,086
	Nihon Flush Co. Ltd.	21,700	164,983
#	Nihon House Holdings Co. Ltd.	30,526	87,776
	Nihon Kagaku Sangyo Co. Ltd.	10,600	88,705
	Nihon Kohden Corp.	11,600	320,956
	Nihon M&A Center Holdings, Inc.	35,400	270,592
	Nihon Nohyaku Co. Ltd.	32,800	166,245
	Nihon Parkerizing Co. Ltd.	66,600	521,289
	Nihon Plast Co. Ltd.	18,500	56,935
	Nihon Tokushu Toryo Co. Ltd.	11,600	85,429

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nihon Trim Co. Ltd.	3,400	$73,027
	Niitaka Co. Ltd.	1,700	27,225
	Nikkiso Co. Ltd.	57,500	403,856
	Nikko Co. Ltd.	28,400	135,064
	Nikkon Holdings Co. Ltd.	58,000	1,123,945
	Nikon Corp.	128,200	1,325,212
#	Nintendo Co. Ltd.	14,000	591,883
	Nippi, Inc.	1,599	45,304
	Nippn Corp.	47,300	614,881
	Nippon Air Conditioning Services Co. Ltd.	16,100	87,538
	Nippon Aqua Co. Ltd.	9,500	61,574
	Nippon Beet Sugar Manufacturing Co. Ltd.	11,800	149,828
	Nippon Carbide Industries Co., Inc.	6,900	65,644
	Nippon Carbon Co. Ltd.	7,200	220,636
	Nippon Ceramic Co. Ltd.	4,600	92,072
	Nippon Chemical Industrial Co. Ltd.	8,800	119,825
*	Nippon Chemi-Con Corp.	17,523	261,522
*	Nippon Coke & Engineering Co. Ltd.	182,400	122,164
	Nippon Concept Corp.	4,800	57,233
*	Nippon Concrete Industries Co. Ltd.	38,600	73,414
	Nippon Denko Co. Ltd.	100,165	255,298
	Nippon Densetsu Kogyo Co. Ltd.	30,100	390,329
	Nippon Dry-Chemical Co. Ltd.	2,900	39,771
	Nippon Electric Glass Co. Ltd.	70,600	1,347,769
	Nippon Express Holdings, Inc.	28,700	1,684,171
#	Nippon Filcon Co. Ltd.	6,700	23,212
	Nippon Fine Chemical Co. Ltd.	12,300	240,301
	Nippon Gas Co. Ltd.	68,400	961,875
	Nippon Hume Corp.	18,900	109,697
	Nippon Kayaku Co. Ltd.	110,800	1,005,146
#	Nippon Kodoshi Corp.	5,300	77,089
	Nippon Koei Co. Ltd.	11,800	328,989
	Nippon Light Metal Holdings Co. Ltd.	50,130	525,258
	Nippon Paint Holdings Co. Ltd.	8,500	76,689
*	Nippon Paper Industries Co. Ltd.	80,500	645,015
	Nippon Parking Development Co. Ltd.	143,500	247,331
	Nippon Pillar Packing Co. Ltd.	22,400	622,785
	Nippon Piston Ring Co. Ltd.	7,000	69,482
#	Nippon Rietec Co. Ltd.	13,300	124,864
	Nippon Road Co. Ltd.	3,100	183,808
	Nippon Sanso Holdings Corp.	31,900	575,561
	Nippon Seiki Co. Ltd.	70,500	448,686
	Nippon Seisen Co. Ltd.	2,200	73,261
	Nippon Sharyo Ltd.	6,500	99,779
*	Nippon Sheet Glass Co. Ltd.	82,400	398,806
	Nippon Shinyaku Co. Ltd.	9,700	443,568
	Nippon Shokubai Co. Ltd.	16,400	657,503
	Nippon Signal Company Ltd.	30,600	249,887
	Nippon Soda Co. Ltd.	24,800	855,416
	Nippon Steel Corp.	145,050	3,097,901
	Nippon Thompson Co. Ltd.	66,700	288,921
	Nippon Yakin Kogyo Co. Ltd.	17,900	520,331
#	Nippon Yusen KK	143,663	3,396,034
	Nipro Corp.	127,200	958,008
	Nishikawa Rubber Co. Ltd.	1,400	12,386
	Nishimatsu Construction Co. Ltd.	16,500	433,587
	Nishimatsuya Chain Co. Ltd.	12,100	143,501
	Nishimoto Co. Ltd.	3,700	105,401
	Nishi-Nippon Financial Holdings, Inc.	116,500	970,546

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nishi-Nippon Railroad Co. Ltd.	11,200	$205,412
	Nishio Holdings Co. Ltd.	22,900	544,167
	Nissan Chemical Corp.	12,300	546,637
	Nissan Motor Co. Ltd.	182,974	667,203
	Nissan Shatai Co. Ltd.	58,100	399,178
	Nissan Tokyo Sales Holdings Co. Ltd.	18,900	48,809
	Nissei ASB Machine Co. Ltd.	7,600	238,371
	Nissei Plastic Industrial Co. Ltd.	12,600	94,180
	Nissha Co. Ltd.	44,000	600,390
	Nisshin Group Holdings Co. Ltd.	25,100	86,558
	Nisshin Oillio Group Ltd.	23,700	592,358
	Nisshin Seifun Group, Inc.	64,000	775,773
	Nisshinbo Holdings, Inc.	160,739	1,237,462
	Nissin Corp.	12,300	193,627
	Nissin Foods Holdings Co. Ltd.	2,600	250,671
	Nisso Corp.	21,200	121,341
	Nissui Corp.	264,800	1,157,832
	Niterra Co. Ltd.	102,600	2,150,478
	Nitori Holdings Co. Ltd.	4,400	560,278
	Nitta Corp.	19,100	434,527
	Nitta Gelatin, Inc.	12,000	73,994
	Nittetsu Mining Co. Ltd.	11,400	308,411
	Nitto Boseki Co. Ltd.	24,300	339,453
	Nitto Denko Corp.	21,300	1,377,007
	Nitto Fuji Flour Milling Co. Ltd.	2,600	85,851
	Nitto Kogyo Corp.	19,800	392,038
	Nitto Kohki Co. Ltd.	11,300	167,081
	Nitto Seiko Co. Ltd.	27,700	123,713
	Nittoc Construction Co. Ltd.	27,600	204,955
	NJS Co. Ltd.	5,300	89,667
	Noda Corp.	10,400	95,248
	Noevir Holdings Co. Ltd.	6,800	277,411
	NOF Corp.	15,500	708,217
	Nohmi Bosai Ltd.	15,300	197,326
	Nojima Corp.	59,300	636,146
	NOK Corp.	72,300	974,320
	Nomura Holdings, Inc.	417,300	1,495,979
#	Nomura Holdings, Inc., Sponsored ADR	29,168	103,838
	Nomura Micro Science Co. Ltd.	2,700	83,788
	Nomura Real Estate Holdings, Inc.	85,200	2,123,100
	Nomura Research Institute Ltd.	2,200	55,351
	Noritake Co. Ltd.	10,700	367,491
	Noritsu Koki Co. Ltd.	21,100	346,830
	Noritz Corp.	25,200	341,723
	North Pacific Bank Ltd.	251,400	537,857
	Nozawa Corp.	3,800	20,040
	NS Solutions Corp.	7,800	212,277
#	NS Tool Co. Ltd.	5,800	48,353
	NS United Kaiun Kaisha Ltd.	9,900	289,938
	NSD Co. Ltd.	28,480	523,929
	NSK Ltd.	202,200	1,141,605
	NSW, Inc.	8,700	134,338
	NTN Corp.	376,500	930,014
	NTT Data Corp.	26,500	359,953
	Oat Agrio Co. Ltd.	3,100	30,953
#	Obara Group, Inc.	8,300	260,906
	Obayashi Corp.	201,700	1,681,526
	OBIC Business Consultants Co. Ltd.	3,200	121,516
#	Oenon Holdings, Inc.	45,000	93,852

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ogaki Kyoritsu Bank Ltd.	43,905	$597,896
	Ohara, Inc.	6,500	55,140
	Ohashi Technica, Inc.	10,800	127,140
	Ohmoto Gumi Co. Ltd.	700	33,903
	Ohsho Food Service Corp.	3,500	159,388
	Oiles Corp.	21,716	274,435
#*	Oisix ra daichi, Inc.	16,100	301,233
	Oita Bank Ltd.	16,100	244,804
	Oji Holdings Corp.	551,400	2,166,835
	Okabe Co. Ltd.	27,741	171,779
#	Okada Aiyon Corp.	1,400	18,478
	Okamoto Industries, Inc.	6,200	184,641
	Okamoto Machine Tool Works Ltd.	3,700	133,764
	Okamura Corp.	35,100	374,758
	Okasan Securities Group, Inc.	125,100	393,217
	Oki Electric Industry Co. Ltd.	77,558	420,712
	Okinawa Cellular Telephone Co.	16,200	361,935
*	Okinawa Electric Power Co., Inc.	11,152	90,955
	Okinawa Financial Group, Inc.	19,400	299,504
	OKUMA Corp.	16,500	732,709
	Okumura Corp.	26,600	652,607
	Okura Industrial Co. Ltd.	8,700	136,236
	Okuwa Co. Ltd.	23,726	156,563
	Omron Corp.	12,300	721,507
	Ono Pharmaceutical Co. Ltd.	30,800	620,161
	Onoken Co. Ltd.	17,600	200,815
	Onward Holdings Co. Ltd.	56,600	156,619
*	Ootoya Holdings Co. Ltd.	1,700	48,652
	Open House Group Co. Ltd.	15,300	611,583
	Open Up Group, Inc.	1,700	25,184
	Optex Group Co. Ltd.	20,800	313,090
*	Optim Corp.	7,600	52,125
	Optorun Co. Ltd.	12,400	189,000
	Oracle Corp.	4,200	301,429
	Orchestra Holdings, Inc.	700	7,902
	Organo Corp.	10,100	243,890
	Oricon, Inc.	5,500	44,688
	Orient Corp.	42,940	358,233
	Oriental Shiraishi Corp.	101,400	245,582
	ORIX Corp.	95,500	1,624,696
	Oro Co. Ltd.	3,600	64,694
	Osaka Organic Chemical Industry Ltd.	13,900	210,746
	Osaka Soda Co. Ltd.	9,700	313,752
	Osaka Steel Co. Ltd.	8,300	79,922
	Osaki Electric Co. Ltd.	33,900	141,047
	OSG Corp.	51,800	727,671
	Otsuka Corp.	13,500	491,387
	Otsuka Holdings Co. Ltd.	13,000	442,270
	OUG Holdings, Inc.	2,000	36,158
	Outsourcing, Inc.	95,700	974,855
	Oyo Corp.	18,100	272,448
	Pacific Industrial Co. Ltd.	36,600	330,705
*	Pacific Metals Co. Ltd.	14,599	203,142
	Pack Corp.	13,500	309,357
	PAL GROUP Holdings Co. Ltd.	19,800	454,545
	PALTAC Corp.	8,450	324,200
	Pan Pacific International Holdings Corp.	48,600	908,185
	Panasonic Holdings Corp.	319,423	3,008,574
	Panasonic Holdings Corp., ADR	26,580	249,320

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Paraca, Inc.	3,600	$51,960
	Paramount Bed Holdings Co. Ltd.	34,100	604,688
*	Park24 Co. Ltd.	21,800	336,964
	Parker Corp.	8,500	39,221
#	Pasco Corp.	2,600	28,250
	Pasona Group, Inc.	20,400	280,761
#	PC Depot Corp.	6,119	13,381
	PCI Holdings, Inc.	3,400	25,539
	Pegasus Co. Ltd.	14,400	66,008
	Penta-Ocean Construction Co. Ltd.	188,600	916,912
	People Dreams & Technologies Group Co. Ltd.	5,600	63,585
*	PeptiDream, Inc.	12,900	174,291
	Persol Holdings Co. Ltd.	28,800	593,839
#*	PIA Corp.	2,200	53,553
	Pickles Holdings Co. Ltd.	8,605	74,504
	Pigeon Corp.	48,400	753,664
	Pilot Corp.	13,200	439,919
	Piolax, Inc.	32,600	484,019
	Plus Alpha Consulting Co. Ltd.	2,800	59,937
	Pola Orbis Holdings, Inc.	6,500	90,351
	Pole To Win Holdings, Inc.	26,400	178,005
	Poppins Corp.	2,800	38,941
*	Port, Inc.	3,400	42,737
*	PR Times, Inc.	2,500	25,069
	Premium Group Co. Ltd.	27,600	331,373
	Premium Water Holdings, Inc.	1,400	24,882
	Press Kogyo Co. Ltd.	83,400	334,521
#	Pressance Corp.	16,200	233,953
	Prestige International, Inc.	58,600	255,780
	Prima Meat Packers Ltd.	16,100	272,637
	Procrea Holdings, Inc.	15,234	243,748
	Pronexus, Inc.	11,500	84,477
	Pro-Ship, Inc.	7,700	78,710
	Proto Corp.	26,000	227,068
	PS Mitsubishi Construction Co. Ltd.	40,900	203,576
	Punch Industry Co. Ltd.	17,500	67,789
	QB Net Holdings Co. Ltd.	6,800	68,092
	Qol Holdings Co. Ltd.	22,000	201,686
	Quick Co. Ltd.	6,500	85,518
	Raccoon Holdings, Inc.	7,100	38,145
	Raito Kogyo Co. Ltd.	26,400	389,394
	Raiznext Corp.	24,900	266,623
	Rakus Co. Ltd.	12,600	191,512
	Rakuten Group, Inc.	41,400	206,501
*	RaQualia Pharma, Inc.	1,500	8,839
	Rasa Corp.	5,700	61,978
	Rasa Industries Ltd.	7,800	125,544
	Raysum Co. Ltd.	2,754	26,927
	Relia, Inc.	17,600	188,960
	Relo Group, Inc.	21,200	329,583
	Renaissance, Inc.	1,700	11,901
*	Renesas Electronics Corp.	58,500	762,398
	Rengo Co. Ltd.	196,300	1,280,225
*	RENOVA, Inc.	13,400	189,803
	Resona Holdings, Inc.	572,931	2,855,468
	Resonac Holdings Corp.	169,100	2,677,739
	Resorttrust, Inc.	34,300	566,389
	Restar Holdings Corp.	15,900	248,718
	Retail Partners Co. Ltd.	22,000	247,489

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Rheon Automatic Machinery Co. Ltd.	13,100	$125,798
	Rhythm Co. Ltd.	5,400	77,423
	Riberesute Corp.	7,200	43,744
#	Ricoh Co. Ltd.	174,700	1,446,468
	Ricoh Leasing Co. Ltd.	18,800	543,815
	Ride On Express Holdings Co. Ltd.	4,800	38,136
*	Right On Co. Ltd.	6,100	25,988
	Riken Corp.	10,300	207,240
	Riken Keiki Co. Ltd.	6,700	257,472
	Riken Technos Corp.	35,100	157,639
	Riken Vitamin Co. Ltd.	12,000	180,000
	Rinnai Corp.	23,700	572,833
	Rion Co. Ltd.	7,900	117,085
	Riso Kagaku Corp.	2,158	39,338
	Riso Kyoiku Co. Ltd.	76,100	166,116
#	Rix Corp.	800	16,475
#	Rock Field Co. Ltd.	11,300	126,321
	Rohm Co. Ltd.	6,000	451,729
	Rohto Pharmaceutical Co. Ltd.	22,000	456,436
	Rokko Butter Co. Ltd.	10,000	103,610
	Roland Corp.	6,300	188,848
	Roland DG Corp.	12,800	321,732
	Rorze Corp.	7,600	563,039
	Round One Corp.	117,800	509,575
	RS Technologies Co. Ltd.	9,600	215,688
	Ryobi Ltd.	22,700	264,162
	Ryoden Corp.	16,900	259,522
	Ryohin Keikaku Co. Ltd.	41,900	440,928
	Ryosan Co. Ltd.	19,600	462,953
	S Foods, Inc.	18,200	404,919
	S&B Foods, Inc.	4,100	106,859
	Sac’s Bar Holdings, Inc.	14,850	96,119
	Saibu Gas Holdings Co. Ltd.	7,100	98,863
	Sakai Chemical Industry Co. Ltd.	13,000	174,740
	Sakai Heavy Industries Ltd.	3,400	105,042
	Sakai Moving Service Co. Ltd.	6,400	225,465
	Sakata INX Corp.	37,400	305,085
	Sakura Internet, Inc.	14,000	70,268
	Sala Corp.	57,300	324,146
	Samco, Inc.	1,300	46,199
	SAMTY Co. Ltd.	14,600	238,303
	San Holdings, Inc.	8,400	143,324
	San ju San Financial Group, Inc.	15,760	184,783
	San-A Co. Ltd.	9,500	321,216
	San-Ai Obbli Co. Ltd.	62,600	659,555
#*	Sanden Corp.	14,000	22,891
	Sanei Architecture Planning Co. Ltd.	7,900	85,120
	Sangetsu Corp.	32,600	543,605
	San-In Godo Bank Ltd.	135,700	762,536
	Sanken Electric Co. Ltd.	8,000	600,876
	Sanki Engineering Co. Ltd.	39,400	435,585
	Sanko Gosei Ltd.	22,601	87,818
	Sanko Metal Industrial Co. Ltd.	3,300	97,002
	Sankyo Co. Ltd.	18,900	833,799
	Sankyo Frontier Co. Ltd.	3,200	83,290
	Sankyo Seiko Co. Ltd.	35,800	153,922
	Sankyo Tateyama, Inc.	19,800	99,627
	Sankyu, Inc.	33,500	1,181,535
	Sanoh Industrial Co. Ltd.	32,600	165,082

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sansei Technologies, Inc.	8,000	$57,523
	Sansha Electric Manufacturing Co. Ltd.	10,000	66,706
	Sanshin Electronics Co. Ltd.	9,400	156,224
	Santec Holdings Corp.	4,100	70,231
	Santen Pharmaceutical Co. Ltd.	37,700	317,194
	Sanwa Holdings Corp.	126,200	1,382,287
	Sanyo Chemical Industries Ltd.	11,500	361,043
	Sanyo Denki Co. Ltd.	9,200	459,588
	Sanyo Electric Railway Co. Ltd.	5,100	89,334
	Sanyo Engineering & Construction, Inc.	4,000	18,454
	Sanyo Shokai Ltd.	9,037	106,256
	Sanyo Special Steel Co. Ltd.	13,700	242,470
	Sanyo Trading Co. Ltd.	21,700	206,249
	Sapporo Holdings Ltd.	25,600	714,192
	Sata Construction Co. Ltd.	11,300	40,340
	Sato Foods Co. Ltd.	800	29,385
	Sato Holdings Corp.	22,500	380,750
	Sato Shoji Corp.	13,300	140,914
	Satori Electric Co. Ltd.	8,800	106,924
	Sawai Group Holdings Co. Ltd.	34,500	998,277
	Saxa Holdings, Inc.	1,900	25,621
	SB Technology Corp.	7,700	131,579
	SBI Global Asset Management Co. Ltd.	15,700	57,960
	SBI Holdings, Inc.	60,151	1,174,795
	SBI Insurance Group Co. Ltd.	3,000	20,900
*	SBI Shinsei Bank Ltd.	19,400	348,132
	SBS Holdings, Inc.	17,900	436,189
	SCREEN Holdings Co. Ltd.	10,400	845,928
	Scroll Corp.	28,200	163,850
	SCSK Corp.	16,565	250,095
	SEC Carbon Ltd.	1,500	98,762
	Secom Co. Ltd.	7,100	454,641
	Sega Sammy Holdings, Inc.	13,700	256,074
	Seibu Holdings, Inc.	60,800	680,497
	Seika Corp.	7,000	115,508
	Seikagaku Corp.	37,300	228,973
	Seikitokyu Kogyo Co. Ltd.	28,400	195,681
	Seiko Electric Co. Ltd.	1,900	14,027
	Seiko Epson Corp.	62,900	961,976
	Seiko Group Corp.	23,800	522,413
	Seiko PMC Corp.	9,000	38,359
	Seikoh Giken Co. Ltd.	2,100	27,897
	Seino Holdings Co. Ltd.	102,300	1,135,734
#	Seiren Co. Ltd.	14,100	234,439
	Sekisui Chemical Co. Ltd.	48,200	686,004
	Sekisui House Ltd.	39,140	804,665
	Sekisui Jushi Corp.	20,300	326,076
	Sekisui Kasei Co. Ltd.	16,300	56,337
#	SEMITEC Corp.	4,000	58,036
	Senko Group Holdings Co. Ltd.	99,500	711,059
#	Senshu Electric Co. Ltd.	13,400	307,152
	Senshu Ikeda Holdings, Inc.	238,440	419,376
*	Senshukai Co. Ltd.	23,300	70,429
	SERAKU Co. Ltd.	4,500	52,923
	Seria Co. Ltd.	28,500	506,642
	Seven & I Holdings Co. Ltd.	43,400	1,966,777
	Seven Bank Ltd.	321,100	657,288
	SG Holdings Co. Ltd.	28,700	412,988
*	Sharp Corp.	53,933	384,381

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Shibaura Electronics Co. Ltd.	6,000	$252,294
	Shibaura Machine Co. Ltd.	15,300	356,190
	Shibaura Mechatronics Corp.	4,700	526,262
	Shibusawa Warehouse Co. Ltd.	9,500	161,770
	Shibuya Corp.	14,400	266,348
	Shidax Corp.	9,600	50,672
*	SHIFT, Inc.	1,600	297,860
	Shiga Bank Ltd.	36,222	755,060
	Shikibo Ltd.	11,600	87,360
	Shikoku Bank Ltd.	27,501	178,644
*	Shikoku Electric Power Co., Inc.	31,300	184,933
	Shikoku Kasei Holdings Corp.	28,200	293,934
	Shima Seiki Manufacturing Ltd.	21,700	296,780
	Shimadzu Corp.	13,500	422,236
	Shimamura Co. Ltd.	6,400	587,548
	Shimano, Inc.	3,100	479,422
	Shimizu Bank Ltd.	9,200	98,671
	Shimizu Corp.	149,700	914,219
#	Shimojima Co. Ltd.	10,700	90,237
	Shin Nippon Air Technologies Co. Ltd.	9,800	140,645
	Shin Nippon Biomedical Laboratories Ltd.	14,500	264,890
	Shinagawa Refractories Co. Ltd.	4,300	148,002
	Shindengen Electric Manufacturing Co. Ltd.	6,200	157,789
	Shin-Etsu Chemical Co. Ltd.	59,500	1,697,881
	Shin-Etsu Polymer Co. Ltd.	30,100	296,146
#	Shinki Bus Co. Ltd.	400	10,087
	Shinko Electric Industries Co. Ltd.	17,700	525,540
	Shinko Shoji Co. Ltd.	30,300	267,059
	Shinmaywa Industries Ltd.	43,800	394,392
	Shinnihon Corp.	20,800	161,701
	Shin-Nihon Tatemono Co. Ltd.	8,700	30,847
#	Shinnihonseiyaku Co. Ltd.	6,800	71,005
	Shinsho Corp.	4,800	207,886
	Shinwa Co. Ltd.	11,100	174,317
	Shinwa Co. Ltd.	7,500	39,530
	Shionogi & Co. Ltd.	6,200	277,540
	Ship Healthcare Holdings, Inc.	38,200	673,841
#	Shizuki Electric Co., Inc.	12,600	45,082
	Shizuoka Financial Group, Inc.	145,400	1,095,974
	Shizuoka Gas Co. Ltd.	51,900	441,297
	SHO-BOND Holdings Co. Ltd.	4,600	196,585
	Shoei Co. Ltd.	26,000	482,328
#	Shoei Foods Corp.	6,600	194,164
	Shofu, Inc.	9,900	152,040
	Showa Sangyo Co. Ltd.	17,200	338,594
	Sigma Koki Co. Ltd.	7,100	83,761
	SIGMAXYZ Holdings, Inc.	21,800	171,628
	Siix Corp.	32,200	323,282
*	Silver Life Co. Ltd.	1,600	15,014
*	Simplex Holdings, Inc.	2,700	46,974
	Sinanen Holdings Co. Ltd.	8,100	225,438
	Sinfonia Technology Co. Ltd.	26,300	336,148
	Sinko Industries Ltd.	20,300	269,393
	Sintokogio Ltd.	31,500	228,437
	SK-Electronics Co. Ltd.	9,300	122,047
	SKY Perfect JSAT Holdings, Inc.	128,700	501,773
#*	Skylark Holdings Co. Ltd.	59,500	798,327
	SMC Corp.	1,100	548,619
	SMK Corp.	3,400	60,713

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	SMS Co. Ltd.	18,900	$444,152
#	Snow Peak, Inc.	10,200	154,529
	SNT Corp.	9,700	17,570
	Soda Nikka Co. Ltd.	14,300	86,638
	Sodick Co. Ltd.	42,100	232,917
	Soft99 Corp.	7,600	72,326
	SoftBank Group Corp.	64,400	2,415,155
	Softcreate Holdings Corp.	7,400	86,772
	Software Service, Inc.	2,000	128,169
	Sohgo Security Services Co. Ltd.	30,100	840,670
	Sojitz Corp.	102,540	2,159,647
	Soken Chemical & Engineering Co. Ltd.	7,400	93,249
	Solasto Corp.	33,600	156,695
	Soliton Systems KK	6,200	47,692
	Solxyz Co. Ltd.	6,900	18,209
	Sompo Holdings, Inc.	13,550	565,436
	Sony Group Corp.	23,600	2,135,179
	Sony Group Corp., Sponsored ADR	40,092	3,595,050
	Sotetsu Holdings, Inc.	10,800	205,639
	Sotoh Co. Ltd.	2,700	16,092
	Space Co. Ltd.	12,300	84,361
	Sparx Group Co. Ltd.	16,579	180,833
	SPK Corp.	6,364	81,876
	S-Pool, Inc.	39,100	181,379
	Sprix, Inc.	1,100	7,498
	Square Enix Holdings Co. Ltd.	6,100	300,176
	SRA Holdings.	8,200	183,284
	ST Corp.	7,700	89,932
	St. Marc Holdings Co. Ltd.	10,200	139,172
	Stanley Electric Co. Ltd.	41,600	938,409
	Star Mica Holdings Co. Ltd.	25,800	122,188
	Star Micronics Co. Ltd.	25,600	333,182
	Starts Corp., Inc.	25,700	485,674
	Starzen Co. Ltd.	13,700	235,654
	St-Care Holding Corp.	10,200	58,575
	Stella Chemifa Corp.	9,400	186,518
	Step Co. Ltd.	8,400	114,628
	STI Foods Holdings, Inc.	1,100	24,401
	Strike Co. Ltd.	3,900	104,670
#	Studio Alice Co. Ltd.	9,500	149,316
	Subaru Corp.	246,700	4,026,591
	Subaru Enterprise Co. Ltd.	2,000	141,605
	Sugi Holdings Co. Ltd.	11,000	466,673
	Sugimoto & Co. Ltd.	7,500	112,579
	SUMCO Corp.	64,100	882,763
	Sumida Corp.	26,800	333,398
#	Sumiseki Holdings, Inc.	38,800	94,465
	Sumitomo Bakelite Co. Ltd.	29,000	1,109,046
	Sumitomo Chemical Co. Ltd.	470,200	1,588,909
	Sumitomo Corp.	107,300	1,923,122
	Sumitomo Densetsu Co. Ltd.	13,100	272,469
	Sumitomo Electric Industries Ltd.	243,700	3,110,162
	Sumitomo Forestry Co. Ltd.	118,100	2,551,457
	Sumitomo Heavy Industries Ltd.	76,100	1,838,728
	Sumitomo Metal Mining Co. Ltd.	58,000	2,140,704
	Sumitomo Mitsui Construction Co. Ltd.	119,860	339,822
#	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	100,020	821,164
	Sumitomo Mitsui Financial Group, Inc.	104,441	4,268,882
	Sumitomo Mitsui Trust Holdings, Inc.	50,900	1,834,828

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Osaka Cement Co. Ltd.	30,200	$849,347
	Sumitomo Pharma Co. Ltd.	90,600	568,391
	Sumitomo Realty & Development Co. Ltd.	78,900	1,842,254
	Sumitomo Riko Co. Ltd.	15,900	84,661
	Sumitomo Rubber Industries Ltd.	143,253	1,313,902
	Sumitomo Seika Chemicals Co. Ltd.	8,300	268,098
	Sumitomo Warehouse Co. Ltd.	61,600	1,023,378
	Sun Frontier Fudousan Co. Ltd.	47,100	457,236
	Suncall Corp.	17,300	74,433
	Sundrug Co. Ltd.	21,200	584,327
	Suntory Beverage & Food Ltd.	18,400	692,675
	Sun-Wa Technos Corp.	8,900	123,319
	Suruga Bank Ltd.	150,400	570,472
	Suzuken Co. Ltd.	36,560	1,040,523
	Suzuki Co. Ltd.	12,200	91,563
	Suzuki Motor Corp.	22,000	767,106
	SWCC Corp.	41,900	544,218
	Sysmex Corp.	11,200	720,420
	System Information Co. Ltd.	5,700	32,482
	System Research Co. Ltd.	1,100	19,661
	System Support, Inc.	2,400	34,758
	Systems Engineering Consultants Co. Ltd.	900	21,396
	Systena Corp.	124,000	256,483
	Syuppin Co. Ltd.	18,300	118,898
	T Hasegawa Co. Ltd.	21,900	521,387
	T RAD Co. Ltd.	4,100	71,420
	T&D Holdings, Inc.	38,600	472,709
#	T&K Toka Co. Ltd.	17,100	146,181
	Tachibana Eletech Co. Ltd.	16,820	256,543
	Tachikawa Corp.	10,200	95,033
	Tachi-S Co. Ltd.	27,100	242,747
	Tadano Ltd.	90,700	709,955
	Taihei Dengyo Kaisha Ltd.	16,500	503,275
	Taiheiyo Cement Corp.	93,067	1,668,806
	Taiheiyo Kouhatsu, Inc.	3,900	24,609
	Taiho Kogyo Co. Ltd.	10,500	56,242
	Taikisha Ltd.	14,300	387,411
#	Taiko Bank Ltd.	5,600	45,225
	Taisei Corp.	12,900	438,741
	Taisei Lamick Co. Ltd.	5,000	105,360
	Taisei Oncho Co. Ltd.	600	8,897
	Taisho Pharmaceutical Holdings Co. Ltd.	20,500	885,311
	Taiyo Holdings Co. Ltd.	25,200	455,529
	Taiyo Yuden Co. Ltd.	29,100	891,002
	Takamatsu Construction Group Co. Ltd.	13,300	215,794
	Takamiya Co. Ltd.	15,500	50,538
#	Takano Co. Ltd.	4,800	24,968
	Takaoka Toko Co. Ltd.	8,664	130,291
	Takara & Co. Ltd.	8,500	148,542
	Takara Bio, Inc.	26,400	333,122
	Takara Holdings, Inc.	108,800	857,368
	Takara Standard Co. Ltd.	27,400	331,411
	Takasago International Corp.	14,800	282,258
	Takasago Thermal Engineering Co. Ltd.	29,300	491,985
#	Takashima & Co. Ltd.	2,500	52,374
	Takashimaya Co. Ltd.	114,400	1,689,954
	Takasho Co. Ltd.	17,200	88,512
	Take & Give Needs Co. Ltd.	7,900	79,749
	TAKEBISHI Corp.	5,800	72,852

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Takeda Pharmaceutical Co. Ltd.	59,552	$1,974,693
	Takemoto Yohki Co. Ltd.	4,100	26,079
	Takeuchi Manufacturing Co. Ltd.	24,100	661,391
	Takisawa Machine Tool Co. Ltd.	2,500	24,653
	Takuma Co. Ltd.	28,400	297,115
	Tama Home Co. Ltd.	10,100	276,277
	Tamron Co. Ltd.	14,400	351,330
	Tamura Corp.	77,200	442,349
	Tanabe Engineering Corp.	3,100	22,010
#*	Tanaka Chemical Corp.	1,200	11,710
	Tanseisha Co. Ltd.	42,350	251,522
	Tatsuta Electric Wire & Cable Co. Ltd.	43,700	229,820
	Tayca Corp.	14,400	128,206
	Tazmo Co. Ltd.	7,000	93,840
*	Tbk Co. Ltd.	7,500	15,155
	TBS Holdings, Inc.	18,300	275,922
	TDC Soft, Inc.	13,200	142,623
	TDK Corp.	49,300	1,694,880
	TechMatrix Corp.	20,800	248,187
*	Techno Horizon Co. Ltd.	13,100	43,934
	Techno Medica Co. Ltd.	4,900	64,631
	Techno Ryowa Ltd.	7,000	46,342
	Techno Smart Corp.	8,600	99,747
	Technoflex Corp.	4,500	38,571
	TechnoPro Holdings, Inc.	22,100	602,969
	Tecnos Japan, Inc.	4,600	18,836
	Teijin Ltd.	136,500	1,524,560
	Teikoku Electric Manufacturing Co. Ltd.	6,300	111,109
	Teikoku Sen-I Co. Ltd.	17,100	216,768
	Teikoku Tsushin Kogyo Co. Ltd.	5,200	59,450
	Tekken Corp.	11,400	161,852
	Temairazu, Inc.	1,200	42,943
	Tenma Corp.	16,800	289,419
	Terumo Corp.	12,300	368,333
	Tess Holdings Co. Ltd.	7,500	66,163
	T-Gaia Corp.	16,300	199,973
	THK Co. Ltd.	37,400	839,067
	TIS, Inc.	33,000	906,171
	TKC Corp.	11,500	310,815
*	TKP Corp.	1,300	26,083
	Toa Corp.	20,800	130,732
	Toa Corp.	19,500	423,260
	TOA ROAD Corp.	8,800	280,010
	Toagosei Co. Ltd.	94,000	812,699
	Tobishima Corp.	16,673	139,860
	TOC Co. Ltd.	37,700	185,678
	Tocalo Co. Ltd.	54,400	510,882
	Tochigi Bank Ltd.	89,000	181,729
	Toda Corp.	163,800	958,323
*	Toda Kogyo Corp.	4,000	72,774
#	Toei Animation Co. Ltd.	1,200	122,270
	Toei Co. Ltd.	1,400	188,510
#	Toell Co. Ltd.	1,700	9,509
	Toenec Corp.	6,900	175,879
	Togami Electric Manufacturing Co. Ltd.	1,000	13,303
	Toho Bank Ltd.	175,300	289,355
	Toho Co. Ltd.	4,400	174,797
	Toho Co. Ltd.	6,600	115,638
	Toho Gas Co. Ltd.	4,800	89,810

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toho Holdings Co. Ltd.	47,600	$949,667
#	Toho Titanium Co. Ltd.	29,600	441,856
	Toho Zinc Co. Ltd.	12,500	170,705
	Tohoku Bank Ltd.	7,400	53,271
*	Tohoku Electric Power Co., Inc.	36,300	186,638
	Tohoku Steel Co. Ltd.	1,900	24,886
	Tohokushinsha Film Corp.	11,900	64,981
	Tokai Carbon Co. Ltd.	130,400	1,185,037
	Tokai Corp.	17,235	260,402
	TOKAI Holdings Corp.	69,000	448,212
	Tokai Rika Co. Ltd.	49,800	687,937
	Tokai Tokyo Financial Holdings, Inc.	187,152	484,460
#	Token Corp.	4,320	251,301
	Tokio Marine Holdings, Inc.	76,748	1,543,173
	Tokushu Tokai Paper Co. Ltd.	7,800	169,738
	Tokuyama Corp.	56,606	923,193
	Tokyo Base Co. Ltd.	4,700	15,544
	Tokyo Century Corp.	36,000	1,238,477
*	Tokyo Electric Power Co. Holdings, Inc.	99,600	357,107
	Tokyo Electron Device Ltd.	5,300	303,727
	Tokyo Energy & Systems, Inc.	20,900	140,469
	Tokyo Individualized Educational Institute, Inc.	11,900	47,513
#	Tokyo Keiki, Inc.	8,400	74,653
	Tokyo Kiraboshi Financial Group, Inc.	20,499	417,569
	Tokyo Ohka Kogyo Co. Ltd.	5,700	297,558
	Tokyo Rakutenchi Co. Ltd.	3,200	99,351
	Tokyo Rope Manufacturing Co. Ltd.	13,300	113,535
	Tokyo Sangyo Co. Ltd.	14,200	89,113
	Tokyo Seimitsu Co. Ltd.	27,200	1,003,462
	Tokyo Steel Manufacturing Co. Ltd.	36,500	367,309
	Tokyo Tatemono Co. Ltd.	151,700	1,921,280
	Tokyo Tekko Co. Ltd.	6,600	89,936
	Tokyo Theatres Co., Inc.	7,000	58,525
	Tokyotokeiba Co. Ltd.	10,500	331,491
	Tokyu Construction Co. Ltd.	64,330	341,082
	Tokyu Corp.	7,092	100,111
	Tokyu Fudosan Holdings Corp.	437,582	2,220,639
	Toli Corp.	35,000	71,693
	Tomato Bank Ltd.	3,000	22,679
	Tomen Devices Corp.	2,800	115,909
	Tomoe Corp.	20,300	66,126
	Tomoe Engineering Co. Ltd.	6,200	111,152
	Tomoku Co. Ltd.	12,436	145,900
	TOMONY Holdings, Inc.	256,600	698,028
	Tomy Co. Ltd.	61,000	689,253
	Tonami Holdings Co. Ltd.	5,100	172,999
	Topcon Corp.	66,800	951,512
	Toppan, Inc.	56,900	1,209,623
	Topre Corp.	31,400	318,176
	Topy Industries Ltd.	23,400	322,060
	Toray Industries, Inc.	396,500	2,247,084
	Torex Semiconductor Ltd.	7,100	117,828
	Toridoll Holdings Corp.	25,200	537,503
	Torigoe Co. Ltd.	13,900	63,578
	Torii Pharmaceutical Co. Ltd.	12,200	309,731
	Torishima Pump Manufacturing Co. Ltd.	14,500	168,593
	Tosei Corp.	28,900	343,914
	Toshiba Corp.	17,800	573,512
	Toshiba TEC Corp.	11,900	345,615

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tosho Co. Ltd.	7,800	$78,767
	Tosoh Corp.	166,400	2,223,152
	Totech Corp.	3,400	107,191
	Totetsu Kogyo Co. Ltd.	20,470	408,992
	TOTO Ltd.	7,599	259,899
#	Tottori Bank Ltd.	6,400	55,399
	Toukei Computer Co. Ltd.	1,400	66,857
	Tow Co. Ltd.	4,900	11,981
	Towa Bank Ltd.	31,800	130,699
	Towa Corp.	18,300	275,387
	Towa Pharmaceutical Co. Ltd.	24,200	345,412
	Toyo Construction Co. Ltd.	94,700	678,224
	Toyo Corp.	22,900	236,235
*	Toyo Engineering Corp.	28,599	122,205
#	Toyo Gosei Co. Ltd.	2,700	153,808
	Toyo Ink SC Holdings Co. Ltd.	30,400	490,596
	Toyo Kanetsu KK	6,600	131,940
	Toyo Machinery & Metal Co. Ltd.	12,000	56,436
	Toyo Securities Co. Ltd.	47,300	114,117
	Toyo Seikan Group Holdings Ltd.	86,800	1,226,131
	Toyo Suisan Kaisha Ltd.	3,300	147,335
#	Toyo Tanso Co. Ltd.	13,800	401,213
	Toyo Tire Corp.	95,700	1,140,170
	Toyo Wharf & Warehouse Co. Ltd.	2,400	25,764
	Toyobo Co. Ltd.	67,302	508,028
	Toyoda Gosei Co. Ltd.	45,700	783,749
	Toyota Boshoku Corp.	50,600	800,934
	Toyota Industries Corp.	14,600	848,521
#	Toyota Motor Corp., Sponsored ADR	22,210	3,050,099
	Toyota Motor Corp.	430,090	5,905,146
	Toyota Tsusho Corp.	22,000	914,480
	TPR Co. Ltd.	21,200	218,741
	Traders Holdings Co. Ltd.	20,039	70,984
	Trancom Co. Ltd.	6,900	346,314
	Transaction Co. Ltd.	13,100	165,673
	Transcosmos, Inc.	12,000	279,988
	TRE Holdings Corp.	17,036	149,264
	Trend Micro, Inc.	13,100	640,111
#	Trenders, Inc.	4,200	41,743
	Tri Chemical Laboratories, Inc.	12,500	202,174
	Trinity Industrial Corp.	1,800	9,535
	Trusco Nakayama Corp.	29,800	517,663
	TS Tech Co. Ltd.	79,400	1,070,666
	TSI Holdings Co. Ltd.	40,672	193,815
	Tsubaki Nakashima Co. Ltd.	34,801	243,803
	Tsubakimoto Chain Co.	23,828	590,189
	Tsubakimoto Kogyo Co. Ltd.	2,900	88,240
	Tsuburaya Fields Holdings, Inc.	11,500	156,516
	Tsugami Corp.	39,200	407,187
	Tsukishima Holdings Co. Ltd.	23,970	194,468
	Tsukuba Bank Ltd.	74,400	115,852
	Tsumura & Co.	38,000	771,075
	Tsuruha Holdings, Inc.	12,600	825,246
	Tsurumi Manufacturing Co. Ltd.	13,600	232,604
	Tsutsumi Jewelry Co. Ltd.	4,600	76,243
	Tsuzuki Denki Co. Ltd.	4,100	46,501
	TV Asahi Holdings Corp.	18,900	218,488
	Tv Tokyo Holdings Corp.	11,900	222,085
	UACJ Corp.	30,107	600,862

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	UBE Corp.	106,721	$1,692,958
	Ubicom Holdings, Inc.	3,200	50,981
	Uchida Yoko Co. Ltd.	8,200	312,182
#	Ueki Corp.	3,600	35,089
	ULS Group, Inc.	1,600	37,293
	Ultrafabrics Holdings Co. Ltd.	5,000	78,531
	Ulvac, Inc.	26,300	1,044,069
	Union Tool Co.	4,700	112,398
	Unipres Corp.	24,800	172,756
	United Arrows Ltd.	12,700	185,357
	United Super Markets Holdings, Inc.	47,500	410,369
	UNITED, Inc.	8,900	82,606
*	Unitika Ltd.	38,301	61,292
*	Universal Entertainment Corp.	25,900	545,236
	Urbanet Corp. Co. Ltd.	16,300	39,638
	Usen-Next Holdings Co. Ltd.	7,700	172,944
	User Local, Inc.	1,700	25,315
	Ushio, Inc.	69,500	864,549
	USS Co. Ltd.	27,900	468,831
*	UT Group Co. Ltd.	11,700	223,963
*	UUUM Co. Ltd.	5,300	24,108
	V Technology Co. Ltd.	7,600	169,377
	Valor Holdings Co. Ltd.	36,800	563,367
	Valqua Ltd.	12,400	311,956
*	Valtes Co. Ltd.	500	10,974
	Value HR Co. Ltd.	3,100	34,510
	ValueCommerce Co. Ltd.	8,500	82,334
#	Valuence Holdings, Inc.	2,500	41,823
#	V-Cube, Inc.	11,100	42,582
	Vector, Inc.	17,700	167,384
	Vertex Corp.	21,480	215,453
	VINX Corp.	4,200	41,598
*	Vision, Inc.	5,200	65,294
*	Visional, Inc.	2,400	125,865
	Vital KSK Holdings, Inc.	34,954	251,318
	VT Holdings Co. Ltd.	68,100	267,465
	Wacoal Holdings Corp.	40,500	787,545
	Wacom Co. Ltd.	49,200	249,901
	Wakachiku Construction Co. Ltd.	9,500	300,668
	Wakita & Co. Ltd.	37,200	378,673
	Warabeya Nichiyo Holdings Co. Ltd.	14,500	238,842
	Waseda Academy Co. Ltd.	5,000	50,697
	Watahan & Co. Ltd.	15,200	159,897
	Watts Co. Ltd.	8,400	43,287
	WDB Holdings Co. Ltd.	7,700	115,018
	Weathernews, Inc.	2,800	140,483
	Welcia Holdings Co. Ltd.	13,400	280,556
	Wellneo Sugar Co. Ltd.	12,200	154,254
	Wellnet Corp.	11,500	57,819
	West Holdings Corp.	11,581	276,100
	Will Group, Inc.	7,700	60,353
*	WingArc1st, Inc.	12,667	206,765
	WIN-Partners Co. Ltd.	3,700	27,866
	Wood One Co. Ltd.	6,600	58,066
#	Workman Co. Ltd.	2,800	114,061
	World Co. Ltd.	20,500	229,271
	World Holdings Co. Ltd.	9,600	195,045
	Wowow, Inc.	4,100	39,506
	Xebio Holdings Co. Ltd.	9,801	86,982

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Yachiyo Industry Co. Ltd.	13,800	$124,485
	Yahagi Construction Co. Ltd.	24,500	155,006
	Yaizu Suisankagaku Industry Co. Ltd.	5,200	31,719
	Yakult Honsha Co. Ltd.	5,700	428,719
	YAKUODO Holdings Co. Ltd.	10,400	190,104
	YAMABIKO Corp.	41,800	414,125
	YAMADA Consulting Group Co. Ltd.	2,300	25,834
	Yamada Holdings Co. Ltd.	438,088	1,526,618
	Yamae Group Holdings Co. Ltd.	7,200	115,264
	Yamagata Bank Ltd.	19,799	157,250
	Yamaguchi Financial Group, Inc.	189,801	1,167,035
	Yamaha Corp.	7,800	307,395
	Yamaha Motor Co. Ltd.	72,600	1,882,608
	Yamaichi Electronics Co. Ltd.	23,500	311,985
#	YA-MAN Ltd.	30,200	260,787
	Yamanashi Chuo Bank Ltd.	23,900	199,516
	Yamatane Corp.	8,300	103,129
	Yamato Corp.	16,500	117,439
	Yamato Holdings Co. Ltd.	20,000	343,552
	Yamato Kogyo Co. Ltd.	32,000	1,257,186
#	Yamaya Corp.	4,200	82,847
	Yamazaki Baking Co. Ltd.	54,800	734,274
	Yamazen Corp.	46,000	356,893
	Yaoko Co. Ltd.	8,900	466,534
	Yashima Denki Co. Ltd.	11,200	106,244
	Yaskawa Electric Corp.	11,700	476,490
	Yasuda Logistics Corp.	13,600	104,479
	YE DIGITAL Corp.	3,600	12,188
	Yellow Hat Ltd.	31,600	449,147
	Yodogawa Steel Works Ltd.	21,500	450,617
	Yokogawa Bridge Holdings Corp.	26,400	432,068
	Yokogawa Electric Corp.	13,600	220,875
	Yokohama Rubber Co. Ltd.	104,099	2,263,174
	Yokorei Co. Ltd.	50,700	408,048
	Yokowo Co. Ltd.	14,500	214,420
	Yomeishu Seizo Co. Ltd.	6,700	93,425
	Yondenko Corp.	8,000	114,868
	Yondoshi Holdings, Inc.	12,000	156,939
	Yonex Co. Ltd.	19,700	235,199
	Yorozu Corp.	12,900	85,566
#	Yoshinoya Holdings Co. Ltd.	16,900	312,466
	Yotai Refractories Co. Ltd.	12,200	130,359
*	Yuasa Funashoku Co. Ltd.	1,200	24,292
	Yuasa Trading Co. Ltd.	17,800	516,951
	Yuken Kogyo Co. Ltd.	2,300	34,535
	Yukiguni Maitake Co. Ltd.	10,500	78,611
	Yurtec Corp.	32,100	195,013
	Yushin Precision Equipment Co. Ltd.	16,200	94,543
	Yushiro Chemical Industry Co. Ltd.	5,700	36,067
	Yutaka Giken Co. Ltd.	1,200	15,927
	Z Holdings Corp.	88,800	243,245
	Zaoh Co. Ltd.	3,100	52,372
	Zenitaka Corp.	2,200	54,972
	Zenkoku Hosho Co. Ltd.	16,400	602,768
	Zenrin Co. Ltd.	23,800	153,975
	Zensho Holdings Co. Ltd.	14,850	471,828
	Zeon Corp.	92,400	953,368
	ZERIA Pharmaceutical Co. Ltd.	7,500	134,425
	ZIGExN Co. Ltd.	40,700	151,343

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	ZOZO, Inc.	14,100	$296,725
	Zuiko Corp.	10,200	80,899

TOTAL JAPAN			745,933,293

NETHERLANDS — (3.1%)
	Aalberts NV	70,281	3,245,970
#Ω	ABN AMRO Bank NV, CVA	161,364	2,586,222
	Acomo NV	17,507	430,761
*Ω	Adyen NV	384	617,031
	Aegon NV	1,327,980	6,059,208
	Aegon NV, Class NY	26,405	119,613
*	AFC Ajax NV	70	845
#	Akzo Nobel NV	29,754	2,468,377
#*Ω	Alfen NV	8,585	694,607
	AMG Advanced Metallurgical Group NV	20,899	780,257
	APERAM SA	42,895	1,590,434
	Arcadis NV	54,043	2,232,459
	ArcelorMittal SA	196,387	5,591,155
	ASM International NV	4,555	1,653,690
	ASML Holding NV	7,716	4,913,802
	ASR Nederland NV	149,446	6,573,029
*	Avantium NV	15,563	61,584
Ω	B&S Group Sarl	27,789	120,240
#*Ω	Basic-Fit NV	18,587	788,217
#	BE Semiconductor Industries NV	45,658	4,109,842
	Brunel International NV	22,083	298,643
	Coca-Cola Europacific Partners PLC	21,542	1,377,649
	Corbion NV	41,114	1,294,331
	Flow Traders Ltd.	28,177	697,942
	ForFarmers NV	35,387	114,421
*	Fugro NV	97,544	1,383,108
	Heijmans NV, CVA	32,463	403,898
#	Heineken NV	14,932	1,714,570
	IMCD NV	17,545	2,641,212
#	ING Groep NV, Sponsored ADR	33,099	409,766
#	ING Groep NV	334,691	4,150,934
*	InPost SA	41,245	442,676
#	JDE Peet’s NV	34,473	1,048,586
	Kendrion NV	11,922	248,794
	Koninklijke Ahold Delhaize NV, Sponsored ADR	2,505	86,163
	Koninklijke Ahold Delhaize NV	335,294	11,528,966
	Koninklijke BAM Groep NV	230,316	504,725
	Koninklijke KPN NV	691,053	2,520,191
	Koninklijke Philips NV	14,190	299,579
#	Koninklijke Philips NV	91,290	1,928,043
#	Koninklijke Vopak NV	61,770	2,360,138
*Ω	Lucas Bols NV	4,760	58,523
	Nedap NV	4,185	262,201
	NN Group NV	97,090	3,620,521
	OCI NV	70,092	1,846,947
	Ordina NV	115,800	715,640
*	Pharming Group NV	422,229	476,278
#	PostNL NV	318,476	572,953
	Prosus NV	31,858	2,384,047
	Randstad NV	69,092	3,754,167
#	SBM Offshore NV	162,450	2,296,168
	SIF Holding NV	3,644	48,187
Ω	Signify NV	116,515	3,891,185
	Sligro Food Group NV	20,189	352,314

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
#*††	SRH NV	28,066	$0
	TKH Group NV	36,555	1,769,691
#*	TomTom NV	62,187	533,178
	Universal Music Group NV	26,829	586,144
	Van Lanschot Kempen NV	23,095	701,993
	Wolters Kluwer NV	21,042	2,787,932

TOTAL NETHERLANDS			106,749,747

NEW ZEALAND — (0.3%)
*	a2 Milk Co. Ltd.	57,074	208,455
*	Air New Zealand Ltd.	1,238,310	583,436
	Arvida Group Ltd.	355,674	228,939
*	Auckland International Airport Ltd.	85,754	469,536
	Channel Infrastructure NZ Ltd.	194,866	178,542
	Chorus Ltd.	303,287	1,621,671
	Chorus Ltd., ADR	462	12,245
	Comvita Ltd.	15,006	25,991
	EBOS Group Ltd.	8,802	241,553
#	Fletcher Building Ltd.	400,044	1,115,523
	Fonterra Co-operative Group Ltd.	18,144	38,765
	Freightways Group Ltd.	89,817	527,973
	Genesis Energy Ltd.	61,349	102,952
*	Gentrack Group Ltd.	19,890	39,658
	Hallenstein Glasson Holdings Ltd.	26,425	102,217
#	Heartland Group Holdings Ltd.	602,339	593,349
	Infratil Ltd.	23,756	140,474
#	Investore Property Ltd.	51,879	45,618
	KMD Brands Ltd.	515,382	354,319
	Mainfreight Ltd.	5,267	233,923
	Manawa Energy Ltd.	8,621	26,254
	Napier Port Holdings Ltd.	31,850	49,467
#	NZME Ltd.	54,625	35,130
	NZX Ltd.	199,009	144,030
	Oceania Healthcare Ltd.	558,078	238,312
#	PGG Wrightson Ltd.	5,415	14,580
	Port of Tauranga Ltd.	15,785	61,654
*	Pushpay Holdings Ltd.	233,883	205,713
*	Rakon Ltd.	70,895	45,211
	Restaurant Brands New Zealand Ltd.	14,385	66,206
	Ryman Healthcare Ltd.	62,931	206,732
	Sanford Ltd.	48,633	123,682
	Scales Corp. Ltd.	97,896	190,935
#*	Serko Ltd.	6,303	8,202
	Skellerup Holdings Ltd.	82,005	247,846
	SKY Network Television Ltd.	109,046	177,866
	SKYCITY Entertainment Group Ltd.	538,554	799,769
	Spark New Zealand Ltd.	53,014	171,773
	Steel & Tube Holdings Ltd.	101,052	64,376
	Summerset Group Holdings Ltd.	120,002	604,749
*	Synlait Milk Ltd.	84,620	84,411
*	Tourism Holdings Ltd.	98,466	255,881
	TOWER Ltd.	130,375	51,605
	Turners Automotive Group Ltd.	20,348	42,252
	Vector Ltd.	9,350	22,983
#*	Vista Group International Ltd.	119,972	91,381
#	Warehouse Group Ltd.	89,569	95,405

TOTAL NEW ZEALAND			10,991,544

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (0.8%)
	2020 Bulkers Ltd.	13,441	$134,375
	ABG Sundal Collier Holding ASA	325,871	169,575
*	Adevinta ASA	15,382	118,487
	AF Gruppen ASA	6,299	95,870
*	Agilyx ASA	7,408	20,904
#*	Akastor ASA	111,833	110,440
#	Aker ASA, Class A	1,929	117,904
	Aker BP ASA	20,554	491,360
*	Aker Carbon Capture ASA	27,212	27,919
	Aker Solutions ASA	98,454	351,405
	AMSC ASA	46,537	181,107
*	ArcticZymes Technologies ASA	9,571	34,586
#	Arendals Fossekompani ASA	853	17,643
	Atea ASA	41,500	570,905
#*	Atlantic Sapphire ASA	27,177	12,962
	Austevoll Seafood ASA	34,021	320,391
Ω	Avance Gas Holding Ltd.	9,467	64,126
*	Axactor ASA	88,882	52,920
	B2Holding ASA	181,255	127,247
	Bakkafrost P/F	3,644	265,674
	Belships ASA	68,728	129,949
*	BLUENORD ASA	13,867	471,899
	Bonheur ASA	19,973	446,368
*	Borr Drilling Ltd.	69,960	486,222
	Borregaard ASA	24,753	414,176
	Bouvet ASA	38,590	243,119
#*	BW Energy Ltd.	74,445	200,288
Ω	BW LPG Ltd.	97,983	791,639
	BW Offshore Ltd.	53,784	143,521
*	Cadeler AS	16,914	73,561
#*	Carasent ASA	3,306	4,945
*Ω	Crayon Group Holding ASA	14,613	112,945
#	DNB Bank ASA	108,244	1,904,020
	DNO ASA	530,277	530,489
Ω	Elkem ASA	187,646	635,106
	Elopak ASA	28,430	63,872
	Equinor ASA	58,301	1,678,545
#Ω	Europris ASA	99,014	709,107
	FLEX LNG Ltd.	24,510	850,150
#	Froey ASA	9,282	58,189
#	Frontline PLC	17,269	267,898
*	Gaming Innovation Group, Inc.	31,975	81,963
	Gjensidige Forsikring ASA	1,927	33,568
*	Golar LNG Ltd.	3,400	77,180
#	Golden Ocean Group Ltd.	105,212	969,189
	Grieg Seafood ASA	29,186	244,750
	Hafnia Ltd.	82,199	445,927
*	Hexagon Composites ASA	96,704	293,276
*	IDEX Biometrics ASA	68,923	6,025
#*	Kahoot! ASA	74,448	194,352
Ω	Kid ASA	18,511	153,344
	Kitron ASA	68,056	257,012
#Ω	Klaveness Combination Carriers ASA	3,342	25,308
*	Kongsberg Automotive ASA	541,218	133,440
	Kongsberg Gruppen ASA	3,017	135,511
	Leroy Seafood Group ASA	26,021	137,021
*	LINK Mobility Group Holding ASA	29,645	25,938
	Medistim ASA	2,484	61,367
*	Meltwater NV	19,981	32,525

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	MORROW BANK ASA	101,556	$49,603
	Mowi ASA	9,964	190,114
	MPC Container Ships ASA	202,387	332,126
Ω	Multiconsult ASA	4,496	62,912
*	Nekkar ASA	25,072	14,645
*	NEL ASA	66,164	90,925
*	Nordic Semiconductor ASA	12,027	130,228
	Norsk Hydro ASA	82,974	610,611
*Ω	Norske Skog ASA	33,988	151,095
*	Norwegian Air Shuttle ASA	23,557	22,891
*	NRC Group ASA	5,207	5,377
#*	Nykode Therapeutics ASA	24,149	58,440
*	Odfjell Drilling Ltd.	113,637	265,327
	Odfjell SE, Class A	11,269	105,525
*	Odfjell Technology Ltd.	18,940	94,884
#	OKEA ASA	23,973	69,288
Ω	Okeanis Eco Tankers Corp.	6,326	147,596
	Olav Thon Eiendomsselskap ASA	498	8,202
	Orkla ASA	38,360	275,723
	Otello Corp. ASA	7,924	5,858
	Panoro Energy ASA	60,863	157,897
	Pareto Bank ASA	28,337	137,912
*	Pexip Holding ASA	23,979	36,115
*	PGS ASA	387,311	280,692
*	PhotoCure ASA	9,424	47,384
*	Prosafe SE	2,120	25,531
	Protector Forsikring ASA	25,552	370,998
	Rana Gruber ASA	5,142	27,751
*	REC Silicon ASA	71,698	107,844
	Salmar ASA	3,208	142,540
Ω	Scatec ASA	41,976	274,424
	Schibsted ASA, Class A	4,351	77,251
	Schibsted ASA, Class B	9,610	155,604
	Selvaag Bolig ASA	38,194	130,623
*Ω	Shelf Drilling Ltd.	106,543	242,737
*	Solstad Offshore ASA	49,454	103,104
	SpareBank 1 Helgeland	1,689	19,518
	Sparebank 1 Oestlandet	7,985	93,937
	SpareBank 1 Sorost-Norge	19,867	94,724
	SpareBank 1 SR-Bank ASA	47,249	553,495
	Sparebanken More	9,915	70,929
	Stolt-Nielsen Ltd.	26,310	758,637
	Storebrand ASA	140,479	1,083,867
	Subsea 7 SA	80,484	919,973
	TGS ASA	80,182	1,257,443
	TOMRA Systems ASA	15,468	237,191
	Treasure ASA	54,160	90,669
*	Ultimovacs ASA	3,162	37,835
	Veidekke ASA	49,555	570,497
*	Volue ASA	9,430	15,904
	Wallenius Wilhelmsen ASA	35,432	265,174
	Wilh Wilhelmsen Holding ASA, Class A	10,229	268,054
Ω	XXL ASA	79,028	16,204
	Yara International ASA	12,134	488,622

TOTAL NORWAY			28,661,954

PORTUGAL — (0.4%)
#	Altri SGPS SA	69,122	357,813
	Banco Comercial Portugues SA, Class R	9,946,486	2,556,681

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PORTUGAL — (Continued)
	Corticeira Amorim SGPS SA	25,645	$289,698
	CTT-Correios de Portugal SA	77,262	319,177
	EDP Renovaveis SA	19,580	435,218
	Galp Energia SGPS SA	344,432	4,162,010
#*	Greenvolt-Energias Renovaveis SA	15,072	102,431
	Ibersol SGPS SA	12,755	94,472
	Jeronimo Martins SGPS SA	23,185	585,078
	Mota-Engil SGPS SA	64,984	142,046
	Navigator Co. SA	253,850	931,733
	NOS SGPS SA	214,015	940,893
#*	Pharol SGPS SA	245,241	13,818
	REN - Redes Energeticas Nacionais SGPS SA	92,454	268,487
	Sonae SGPS SA	907,317	1,034,657

TOTAL PORTUGAL			12,234,212

SINGAPORE — (1.0%)
	AEM Holdings Ltd.	135,900	346,338
	Amara Holdings Ltd.	90,000	22,570
*	Avarga Ltd.	188,200	30,325
	Aztech Global Ltd.	73,800	44,968
*	Banyan Tree Holdings Ltd.	176,900	48,439
	Bonvests Holdings Ltd.	30,000	21,753
	Boustead Singapore Ltd.	181,732	109,724
	BRC Asia Ltd.	17,400	22,838
	Bukit Sembawang Estates Ltd.	128,900	392,048
	Bund Center Investment Ltd.	22,000	8,033
	CapitaLand Ascott Trust	5,633	4,573
	Capitaland India Trust	234,200	191,783
	Capitaland Investment Ltd.	98,801	276,566
	Centurion Corp. Ltd.	103,500	27,962
	China Aviation Oil Singapore Corp. Ltd.	270,400	187,834
	China Sunsine Chemical Holdings Ltd.	461,700	159,598
	City Developments Ltd.	281,100	1,470,515
	Civmec Ltd.	140,800	72,329
	ComfortDelGro Corp. Ltd.	385,100	344,731
*	COSCO Shipping International Singapore Co. Ltd.	951,900	120,140
	CSE Global Ltd.	358,440	95,521
	DBS Group Holdings Ltd.	37,098	916,690
#	Del Monte Pacific Ltd.	590,559	104,272
	Delfi Ltd.	179,000	156,015
	DFI Retail Group Holdings Ltd.	31,200	93,902
	Dyna-Mac Holdings Ltd.	229,500	44,121
*††	Ezion Holdings Ltd.	70,344	0
#*††	Ezra Holdings Ltd.	730,927	0
	Far East Orchard Ltd.	137,020	106,853
	First Resources Ltd.	422,100	486,632
	Food Empire Holdings Ltd.	115,500	87,594
	Frasers Property Ltd.	193,800	127,197
	Frencken Group Ltd.	276,400	217,165
	Fu Yu Corp. Ltd.	518,400	81,944
*	Gallant Venture Ltd.	254,500	27,688
	Genting Singapore Ltd.	154,700	131,607
	Geo Energy Resources Ltd.	373,800	94,110
	Golden Agri-Resources Ltd.	5,570,100	1,151,969
*	Golden Energy & Resources Ltd.	219,900	157,884
	Great Eastern Holdings Ltd.	13,900	177,600
	GuocoLand Ltd.	173,633	207,340
	Haw Par Corp. Ltd.	81,900	591,559
	Hiap Hoe Ltd.	39,000	21,777

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#	Ho Bee Land Ltd.	180,200	$293,947
	Hong Fok Corp. Ltd.	406,380	314,820
#	Hong Leong Asia Ltd.	280,900	144,580
	Hong Leong Finance Ltd.	101,500	198,795
	Hongkong Land Holdings Ltd.	181,000	805,529
	Hotel Grand Central Ltd.	68,447	46,310
	Hour Glass Ltd.	179,100	279,955
	HRnetgroup Ltd.	21,600	12,150
	Hutchison Port Holdings Trust	3,614,900	685,750
*††	Hyflux Ltd.	455,600	0
	iFAST Corp. Ltd.	70,800	246,457
	Indofood Agri Resources Ltd.	271,900	64,270
	InnoTek Ltd.	60,000	21,676
#	Japfa Ltd.	601,540	94,998
	Jardine Cycle & Carriage Ltd.	26,944	686,230
	Keppel Corp. Ltd.	198,300	920,783
	Keppel Infrastructure Trust	552,199	202,988
	KSH Holdings Ltd.	112,625	28,728
	Low Keng Huat Singapore Ltd.	98,100	29,489
*	Mandarin Oriental International Ltd.	79,000	144,010
*	Marco Polo Marine Ltd.	2,024,500	68,490
	Metro Holdings Ltd.	401,100	179,275
	Micro-Mechanics Holdings Ltd.	5,500	8,669
#*††	Midas Holdings Ltd.	1,120,000	0
*	mm2 Asia Ltd.	250,000	7,331
	Nanofilm Technologies International Ltd.	140,300	158,895
	Netlink NBN Trust	796,000	522,539
	NSL Ltd.	11,500	7,578
*	Oceanus Group Ltd.	2,050,000	18,540
	Olam Group Ltd.	174,435	210,543
	OUE Ltd.	245,700	215,731
	Oversea-Chinese Banking Corp. Ltd.	219,746	2,078,991
	Oxley Holdings Ltd.	641,546	65,933
	Pacific Century Regional Developments Ltd.	79,400	22,036
	Pan-United Corp. Ltd.	58,750	16,781
	Propnex Ltd.	72,000	67,532
	PSC Corp. Ltd.	226,500	61,230
	Q&M Dental Group Singapore Ltd.	134,040	32,194
	QAF Ltd.	135,353	87,273
*	Raffles Education Ltd.	281,846	10,984
	Raffles Medical Group Ltd.	321,998	355,586
*	RH PetroGas Ltd.	271,500	39,012
	Riverstone Holdings Ltd.	263,100	119,679
*	SATS Ltd.	91,392	174,585
	Sembcorp Industries Ltd.	440,400	1,417,052
*	Sembcorp Marine Ltd.	14,294,162	1,333,111
	Sheng Siong Group Ltd.	408,200	542,136
*	SIA Engineering Co. Ltd.	46,300	77,655
	Silverlake Axis Ltd.	173,000	43,559
	Sinarmas Land Ltd.	415,000	56,302
	Sing Holdings Ltd.	86,800	22,905
	Sing Investments & Finance Ltd.	13,500	15,985
	Singapore Airlines Ltd.	298,950	1,314,868
	Singapore Exchange Ltd.	100,600	723,980
	Singapore Land Group Ltd.	91,984	151,256
	Singapore Post Ltd.	1,194,600	457,639
	Singapore Technologies Engineering Ltd.	102,600	279,310
	Singapore Telecommunications Ltd.	131,000	251,040
*	Sinostar PEC Holdings Ltd.	133,500	16,658

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Stamford Land Corp. Ltd.	531,511	$159,450
	StarHub Ltd.	280,000	210,250
	Straits Trading Co. Ltd.	120,832	195,907
#*††	Swiber Holdings Ltd.	189,500	0
	Thomson Medical Group Ltd.	1,296,800	61,350
	Tiong Woon Corp. Holding Ltd.	68,000	23,983
	Tuan Sing Holdings Ltd.	561,123	141,303
	UMS Holdings Ltd.	343,227	266,721
	United Overseas Bank Ltd.	57,982	1,231,419
	UOB-Kay Hian Holdings Ltd.	249,300	265,839
	UOL Group Ltd.	185,587	968,184
	Valuetronics Holdings Ltd.	310,500	120,189
	Venture Corp. Ltd.	83,200	1,062,943
	Wee Hur Holdings Ltd.	112,000	16,329
	Wilmar International Ltd.	1,026,300	3,031,398
	Wing Tai Holdings Ltd.	479,068	532,063
	Yangzijiang Shipbuilding Holdings Ltd.	1,676,400	1,563,307
	Yeo Hiap Seng Ltd.	10,387	5,031

TOTAL SINGAPORE			35,292,501

SPAIN — (2.3%)
	Acciona SA	9,885	1,831,580
	Acerinox SA	172,929	1,868,369
	ACS Actividades de Construccion y Servicios SA	46,352	1,593,692
Ω	Aedas Homes SA	9,287	142,372
*Ω	Aena SME SA	2,293	386,180
#*	Airtificial Intelligence Structures SA	253,298	23,166
	Alantra Partners SA	1,451	18,075
	Almirall SA	36,106	369,610
*	Amadeus IT Group SA	29,167	2,050,003
*	Amper SA	490,630	83,206
	Applus Services SA	117,624	986,874
	Atresmedia Corp. de Medios de Comunicacion SA	72,852	291,332
	Banco Bilbao Vizcaya Argentaria SA	820,087	6,003,843
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	282,240	2,071,642
	Banco de Sabadell SA	4,141,513	4,316,269
#	Banco Santander SA	1,654,793	5,813,415
#	Banco Santander SA, Sponsored ADR	76,315	264,812
#	Bankinter SA	382,403	2,261,232
	CaixaBank SA	434,195	1,607,219
Ω	Cellnex Telecom SA	12,803	539,057
	Cia de Distribucion Integral Logista Holdings SA	34,685	941,937
	CIE Automotive SA	37,064	1,117,647
	Construcciones y Auxiliar de Ferrocarriles SA	17,533	544,103
*	Deoleo SA	6,806	1,836
*	Distribuidora Internacional de Alimentacion SA	7,680,894	133,835
	Ebro Foods SA	45,413	842,999
*	eDreams ODIGEO SA	37,385	211,885
	Elecnor SA	21,392	280,312
	Enagas SA	124,705	2,496,680
#	Ence Energia y Celulosa SA	107,249	420,102
	Endesa SA	32,894	737,902
	Ercros SA	80,582	376,138
	Faes Farma SA	296,337	1,044,608
	Ferrovial SA	21,091	661,282
	Fluidra SA	28,405	486,579
	Fomento de Construcciones y Contratas SA	31,155	315,365
Ω	Gestamp Automocion SA	151,060	653,980
Ω	Global Dominion Access SA	67,965	284,224

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
*	Grifols SA	77,185	$794,512
	Grupo Catalana Occidente SA	23,468	757,404
#	Grupo Empresarial San Jose SA	8,089	35,226
	Iberdrola SA	220,324	2,854,980
	Iberpapel Gestion SA	3,944	69,010
	Indra Sistemas SA	110,672	1,465,382
	Industria de Diseno Textil SA	48	1,650
	Laboratorio Reig Jofre SA	5,640	15,972
	Laboratorios Farmaceuticos Rovi SA	9,465	418,717
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	351,523	324,410
	Mapfre SA	727,253	1,456,779
#*	Mediaset Espana Comunicacion SA	20,396	67,792
*	Melia Hotels International SA	66,946	432,254
	Miquel y Costas & Miquel SA	21,055	282,595
	Naturgy Energy Group SA	10,254	319,271
Ω	Neinor Homes SA	27,259	276,252
*	Obrascon Huarte Lain SA	301,945	171,737
	Pharma Mar SA	8,980	372,804
*	Promotora de Informaciones SA, Class A	55,966	23,487
#Ω	Prosegur Cash SA	150,442	104,160
	Prosegur Cia de Seguridad SA	159,561	306,111
*	Realia Business SA	69,253	76,297
	Red Electrica Corp. SA	38,398	698,127
	Repsol SA, Sponsored ADR	2,816	41,170
	Repsol SA	825,552	12,127,112
	Sacyr SA	360,622	1,193,208
*	Solaria Energia y Medio Ambiente SA	36,340	573,326
*	Soltec Power Holdings SA	1,913	10,942
#Ω	Talgo SA	23,403	81,418
*	Tecnicas Reunidas SA	9,637	89,420
	Telefonica SA, Sponsored ADR	30,820	138,998
	Telefonica SA	910,913	4,137,541
*	Tubacex SA	81,389	221,306
#Ω	Unicaja Banco SA	1,043,647	1,059,179
	Vidrala SA	10,721	1,125,466
	Viscofan SA	26,608	1,823,891
	Vocento SA	15,612	12,357

TOTAL SPAIN			78,033,625

SWEDEN — (2.5%)
	AAK AB	6,365	128,275
Ω	AcadeMedia AB	99,418	504,531
	AddLife AB, Class B	18,992	225,048
	AddNode Group AB	44,046	560,165
	AddTech AB, Class B	31,649	634,315
	AFRY AB	52,823	993,013
#	Alfa Laval AB	6,113	224,270
Ω	Alimak Group AB	63,528	468,722
*	Alleima AB	13,388	68,726
	Alligo AB, Class B	21,198	236,457
Ω	Ambea AB	63,455	241,391
*	Annehem Fastigheter AB, Class B	23,093	43,499
	AQ Group AB	5,415	216,290
#*	Arise AB	22,692	123,035
	Arjo AB, Class B	107,752	478,007
	Assa Abloy AB, Class B	37,101	883,968
	Atlas Copco AB, Class A	4,644	67,171
*Ω	Attendo AB	69,313	245,614
#	Avanza Bank Holding AB	21,657	460,803

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Axfood AB	15,489	$384,393
	B3 Consulting Group AB	2,376	36,309
	Balco Group AB	4,759	20,558
	Beijer Alma AB	23,618	537,023
#	Beijer Ref AB	30,297	495,587
	Bergman & Beving AB	20,380	285,582
	Betsson AB, Class B	111,000	1,199,150
#*	Better Collective AS	16,813	355,927
	Bilia AB, Class A	81,311	917,650
	Billerud AB	125,275	1,203,170
	BioGaia AB, Class B	23,129	229,684
	Biotage AB	19,899	247,535
	Bjorn Borg AB	5,390	20,713
#	Boliden AB	33,621	1,201,509
	Bonava AB, Class B	81,335	146,699
#*Ω	Boozt AB	15,697	181,950
Ω	Bravida Holding AB	63,022	767,277
	Bufab AB	21,549	714,770
	Bulten AB	14,852	137,811
	Bure Equity AB	59,793	1,528,820
*	Byggfakta Group Nordic Holdco AB	19,183	70,169
	Byggmax Group AB	69,100	211,717
*	Cantargia AB	68,672	40,801
	Catella AB	27,843	94,643
	Catena AB	5,215	200,049
*	Catena Media PLC	46,036	129,663
*	Cavotec SA	14,187	19,902
	Cellavision AB	4,277	72,949
	Cibus Nordic Real Estate AB	2,251	24,077
	Clas Ohlson AB, Class B	34,934	263,747
	Cloetta AB, Class B	325,909	689,898
*	Collector Bank AB	48,614	154,799
	Concentric AB	30,097	632,976
Ω	Coor Service Management Holding AB	84,159	547,528
	Corem Property Group AB, Class B	61,043	48,442
	Dedicare AB, Class B	8,138	115,028
	Dios Fastigheter AB	9,684	69,110
#Ω	Dometic Group AB	144,489	1,035,643
*	Duni AB	29,057	317,780
*Ω	Dustin Group AB	67,381	231,861
	Eastnine AB	14,309	136,761
	Elanders AB, Class B	13,762	174,898
	Electrolux AB, Class B	36,537	551,164
	Electrolux Professional AB, Class B	81,920	477,520
#	Elekta AB, Class B	43,502	365,773
#*Ω	Eltel AB	39,179	33,930
#*	Enea AB	14,517	95,824
	Eolus Vind AB, Class B	781	6,192
	Ependion AB	17,085	189,396
	Epiroc AB, Class A	21,957	439,866
	Epiroc AB, Class B	13,477	232,049
	Essity AB, Class A	1,404	42,611
	Essity AB, Class B	29,281	887,368
	Fagerhult AB	37,705	240,998
	Fasadgruppen Group AB	1,155	9,632
	FastPartner AB, Class A	7,206	44,102
	Fenix Outdoor International AG	1,916	153,836
#*	Fingerprint Cards AB, Class B	180,060	46,881
	Fortnox AB	19,417	133,840

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	G5 Entertainment AB	7,115	$156,838
	GARO AB	15,546	123,498
	Getinge AB, Class B	18,403	467,084
	Granges AB	108,665	1,080,797
*Ω	Green Landscaping Group AB	1,084	8,636
#	H & M Hennes & Mauritz AB, Class B	28,433	416,850
	Hanza AB	14,692	113,172
#	Heba Fastighets AB, Class B	9,928	30,045
	Hexagon AB, Class B	48,747	558,139
#	Hexatronic Group AB	30,112	254,709
#	Hexpol AB	30,256	356,591
#	HMS Networks AB	10,553	490,932
*Ω	Hoist Finance AB	45,540	114,459
	Holmen AB, Class B	18,012	681,390
	Hufvudstaden AB, Class A	6,147	87,656
	Husqvarna AB, Class A	5,896	50,653
#	Husqvarna AB, Class B	57,812	498,989
	Indutrade AB	18,095	434,495
#	Instalco AB	71,074	373,594
#*	International Petroleum Corp.	95,809	932,911
#	Intrum AB	39,889	361,103
	Inwido AB	92,865	975,857
*	ITAB Shop Concept AB	3,909	4,461
	JM AB	43,406	696,829
	Kabe Group AB, Class B	966	19,197
*	Karnov Group AB	37,544	203,706
#*	K-fast Holding AB	11,965	24,138
	Kindred Group PLC, SDR	106,544	1,311,251
	KNOW IT AB	20,767	481,252
	Lagercrantz Group AB, Class B	41,473	533,733
	Lifco AB, Class B	12,877	293,653
	Lime Technologies AB	2,907	72,062
	Lindab International AB	55,926	895,676
	Loomis AB	45,752	1,464,465
*	Medcap AB	4,609	122,151
#	Medicover AB, Class B	13,108	216,125
	MEKO AB	44,060	540,286
*	Micro Systemation AB, Class B	8,848	42,407
*	Millicom International Cellular SA, SDR	146,129	2,621,010
#	MIPS AB	11,142	602,485
	Modern Times Group MTG AB, Class B	85,462	687,045
*	Momentum Group AB	21,198	173,606
#Ω	Munters Group AB	73,040	716,927
	Mycronic AB	34,126	725,275
#	NCAB Group AB	47,802	365,349
	NCC AB, Class B	62,681	623,305
	Nederman Holding AB	3,769	71,965
*	Net Insight AB, Class B	344,039	175,776
	New Wave Group AB, Class B	28,547	576,539
	Nibe Industrier AB, Class B	9,620	107,714
	Nilorngruppen AB, Class B	4,923	34,169
*	Nobia AB	107,020	156,062
	Nolato AB, Class B	133,256	739,312
	Nordic Paper Holding AB	14,723	57,525
	Nordic Waterproofing Holding AB	20,717	282,467
	Nordnet AB publ	12,146	190,953
*	Note AB	12,065	270,247
	NP3 Fastigheter AB	4,103	78,978
	Nyfosa AB	37,694	258,312

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	OEM International AB, Class B	35,332	$342,890
#	Orron Energy AB	7,830	9,136
*	Ovzon AB	20,670	74,315
	Pandox AB	59,206	705,465
	Peab AB, Class B	147,021	777,751
	Platzer Fastigheter Holding AB, Class B	14,475	121,952
	Prevas AB, Class B	5,252	78,160
	Pricer AB, Class B	107,548	110,094
	Proact IT Group AB	21,402	229,823
	Ratos AB, Class B	171,748	593,659
*	RaySearch Laboratories AB	26,157	174,908
	Rejlers AB	1,000	15,464
Ω	Resurs Holding AB	208,226	396,263
	Rottneros AB	66,194	79,490
	Rvrc Holding AB	12,219	36,520
	Saab AB, Class B	5,249	294,727
	Sagax AB, Class B	6,790	166,550
#	Samhallsbyggnadsbolaget i Norden AB	116,878	137,485
#	Samhallsbyggnadsbolaget i Norden AB, Class D	13,648	20,676
#	Sandvik AB	53,653	1,092,901
*	Scandi Standard AB	45,581	235,581
*Ω	Scandic Hotels Group AB	134,212	480,190
*	Sdiptech AB, Class B	10,207	235,849
	Sectra AB, Class B	25,966	410,011
	Securitas AB, Class B	111,780	1,001,916
*	Sensys Gatso Group AB	1,075,106	94,087
#*Ω	Sinch AB	107,411	285,098
	Sintercast AB	1,949	20,176
#	Skandinaviska Enskilda Banken AB, Class A	163,787	1,862,385
	Skanska AB, Class B	95,926	1,569,010
	SKF AB, Class A	4,901	88,612
	SKF AB, Class B	81,824	1,481,969
	SkiStar AB	22,178	285,542
	Softronic AB, Class B	14,044	26,560
	Solid Forsakring AB	13,245	83,894
	SSAB AB,Class A	127,083	902,185
	SSAB AB,Class B	335,848	2,266,265
*	Stendorren Fastigheter AB	1,902	37,382
*	Stillfront Group AB	190,917	406,767
	Svenska Cellulosa AB SCA, Class A	4,829	65,965
#	Svenska Cellulosa AB SCA, Class B	77,203	1,059,203
	Svenska Handelsbanken AB, Class A	156,981	1,387,678
#	Svenska Handelsbanken AB, Class B	4,398	48,324
	Sweco AB, Class B	28,288	379,232
#	Swedbank AB, Class A	86,446	1,502,123
*	Swedish Orphan Biovitrum AB	18,512	450,498
	Systemair AB	38,880	337,921
	Tele2 AB, Class B	102,009	1,083,965
#	Telefonaktiebolaget LM Ericsson, Class A	5,792	35,520
	Telefonaktiebolaget LM Ericsson, Class B	314,278	1,730,318
	Telia Co. AB	423,345	1,178,664
	Tethys Oil AB	28,546	146,045
	TF Bank AB	3,701	49,220
#Ω	Thule Group AB	22,184	641,641
	Trelleborg AB, Class B	26,253	659,688
	Troax Group AB	16,507	374,124
	VBG Group AB, Class B	5,255	87,245
*	Viaplay Group AB	20,615	526,776
	Vitec Software Group AB, Class B	8,739	460,317

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Vitrolife AB	11,792	$265,493
	Volati AB	12,826	128,297
	Volvo AB, Class A	17,854	378,079
	Volvo AB, Class B	151,957	3,124,342
#*	Volvo Car AB, Class B	24,873	102,669
#	Wallenstam AB, Class B	10,628	42,173
	Wihlborgs Fastigheter AB	14,934	120,711
	XANO Industri AB, Class B	12,728	114,320

TOTAL SWEDEN			85,365,910

SWITZERLAND — (8.0%)
	ABB Ltd.	118,801	4,285,581
*	Accelleron Industries AG	9,647	237,949
	Adecco Group AG	144,358	4,965,417
#	Alcon, Inc.	97,268	7,061,160
	Allreal Holding AG	16,566	2,939,786
	ALSO Holding AG	7,288	1,562,325
*	ams-OSRAM AG	230,000	1,588,397
	APG SGA SA	1,168	257,632
	Arbonia AG	42,331	518,355
*	Aryzta AG	906,262	1,610,215
	Ascom Holding AG	22,571	218,372
*	Autoneum Holding AG	2,656	403,670
	Baloise Holding AG	34,694	5,807,539
	Banque Cantonale de Geneve	1,622	373,712
#	Banque Cantonale Vaudoise	26,772	2,817,068
	Barry Callebaut AG	1,030	2,199,142
	Belimo Holding AG	3,885	1,875,012
	Bell Food Group AG	2,112	670,675
	Bellevue Group AG	10,612	373,193
	Berner Kantonalbank AG	5,066	1,355,379
	BKW AG	1,602	274,337
	Bossard Holding AG, Class A	6,265	1,536,448
	Bucher Industries AG	7,246	3,263,205
	Burckhardt Compression Holding AG	2,922	1,804,296
	Burkhalter Holding AG	2,668	286,703
	Bystronic AG	1,238	893,607
	Calida Holding AG	5,059	234,612
	Carlo Gavazzi Holding AG	465	169,790
	Cembra Money Bank AG	27,958	2,245,198
	Chocoladefabriken Lindt & Spruengli AG	7	862,833
#*	Cicor Technologies Ltd.	1,805	89,710
	Cie Financiere Richemont SA, Class A	44,982	7,435,560
	Cie Financiere Tradition SA	1,343	180,559
	Clariant AG	232,810	3,883,319
	Coltene Holding AG	4,044	329,566
#	Comet Holding AG	6,392	1,545,056
#	COSMO Pharmaceuticals NV	3,766	227,177
*	Credit Suisse Group AG	120,084	108,057
	Credit Suisse Group AG, Sponsored ADR	112,475	100,654
	Daetwyler Holding AG	4,889	1,237,102
	DKSH Holding AG	39,733	3,164,767
	dormakaba Holding AG	1,607	719,897
*	DSM-Firmenich AG	20,016	2,619,328
*	Dufry AG	73,076	3,378,248
	EFG International AG	164,502	1,583,061
	Emmi AG	1,461	1,520,468
	EMS-Chemie Holding AG	547	449,252
	Energiedienst Holding AG	3,526	175,551

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Evolva Holding SA	1,344	$28,488
	Feintool International Holding AG	5,901	145,620
	Flughafen Zurich AG	21,469	4,132,109
	Forbo Holding AG	847	1,246,845
	Fundamenta Real Estate AG	1,434	26,464
Ω	Galenica AG	39,186	3,511,801
#*	GAM Holding AG	141,610	146,692
	Geberit AG	3,448	1,963,849
	Georg Fischer AG	70,689	5,154,632
	Givaudan SA	1,003	3,508,461
#*	Gurit Holding AG, Class BR	3,920	394,375
	Helvetia Holding AG	29,697	4,442,442
	Hiag Immobilien Holding AG	1,074	99,880
#*	HOCHDORF Holding AG	524	11,283
	Holcim AG	114,677	7,569,507
	Huber & Suhner AG	17,292	1,424,327
	Implenia AG	13,050	588,910
*	Ina Invest Holding AG	1,743	35,542
	Inficon Holding AG	1,096	1,193,246
#	Interroll Holding AG	448	1,635,146
	Intershop Holding AG	491	344,774
	Investis Holding SA	1,379	153,682
	Julius Baer Group Ltd.	127,245	9,117,891
*	Jungfraubahn Holding AG	3,728	635,474
#	Kardex Holding AG	5,933	1,355,872
	Komax Holding AG	3,885	1,029,773
#*	Kudelski SA	29,355	59,385
#	Kuehne & Nagel International AG	6,334	1,876,485
	Landis & Gyr Group AG	23,146	1,917,601
	LEM Holding SA	284	626,211
	Liechtensteinische Landesbank AG	15,182	1,072,477
	Logitech International SA	69,920	4,151,168
	Lonza Group AG	2,702	1,685,075
	Luzerner Kantonalbank AG	16,460	1,474,925
Ω	Medacta Group SA	3,855	518,136
Ω	Medmix AG	16,925	401,606
	Meier Tobler Group AG	5,366	320,065
	Metall Zug AG, Class B	208	430,405
	Mikron Holding AG	4,766	62,419
	Mobilezone Holding AG	27,329	418,227
	Mobimo Holding AG	9,533	2,556,639
#*	Molecular Partners AG	4,682	31,112
	Nestle SA	126,847	16,273,146
	Novartis AG, Sponsored ADR	111,168	11,402,502
	Novartis AG	23,271	2,380,481
	Novavest Real Estate AG	352	15,626
	OC Oerlikon Corp. AG	193,080	1,081,121
#*	Orascom Development Holding AG	10,410	80,308
#	Orell Fuessli AG	184	16,060
	Orior AG	6,068	566,453
	Partners Group Holding AG	2,214	2,149,202
	Phoenix Mecano AG	583	287,724
	Plazza AG, Class A	723	255,432
	PSP Swiss Property AG	7,620	897,340
	Rieter Holding AG	2,152	234,357
	Roche Holding AG	1,832	573,673
	Romande Energie Holding SA	89	128,541
	Schaffner Holding AG	381	113,562
	Schindler Holding AG	2,290	489,196

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Schweiter Technologies AG	1,066	$851,069
*Ω	Sensirion Holding AG	9,087	985,904
	SFS Group AG	18,326	2,394,668
	SGS SA	12,625	1,142,504
	Siegfried Holding AG	3,728	2,873,202
	SIG Group AG	198,582	5,315,174
	Sika AG	5,452	1,505,967
#	Softwareone Holding AG	40,722	614,272
	Sonova Holding AG	5,335	1,691,868
	St Galler Kantonalbank AG	2,827	1,592,304
#	Stadler Rail AG	12,851	534,073
	Straumann Holding AG	6,174	928,882
	Sulzer AG	20,091	1,683,575
#	Swatch Group AG	10,304	3,534,915
	Swatch Group AG	18,940	1,194,884
#	Swiss Life Holding AG	9,631	6,357,005
	Swiss Prime Site AG	56,955	5,155,545
	Swiss Re AG	66,165	6,663,074
*	Swiss Steel Holding AG	513,876	81,226
	Swisscom AG	16,235	11,146,146
	Swissquote Group Holding SA	10,916	2,336,816
	Temenos AG	22,726	1,914,293
	Thurgauer Kantonalbank	690	92,296
#	Tornos Holding AG	5,138	34,782
	TX Group AG	2,598	302,606
	u-blox Holding AG	6,346	764,980
*	UBS Group AG	357,301	7,255,889
	Valiant Holding AG	14,511	1,686,618
	Varia U.S. Properties AG	756	36,931
Ω	VAT Group AG	5,791	2,043,004
	Vaudoise Assurances Holding SA	1,091	577,087
	Vetropack Holding AG	10,541	547,909
#*	Von Roll Holding AG	8,846	8,449
	Vontobel Holding AG	42,334	2,835,560
	VP Bank AG, Class A	3,631	403,952
	VZ Holding AG	9,592	894,706
*	V-ZUG Holding AG	1,900	173,785
	Walliser Kantonalbank	1,595	200,052
	Warteck Invest AG	44	99,962
	Ypsomed Holding AG	2,872	667,657
	Zehnder Group AG	10,509	858,382
	Zug Estates Holding AG, Class B	246	486,072
	Zuger Kantonalbank AG	92	805,603
#*	Zur Rose Group AG	456	19,952
	Zurich Insurance Group AG	14,535	7,048,780

TOTAL SWITZERLAND			274,225,065

UNITED KINGDOM — (11.5%)
	3i Group PLC	228,043	5,073,737
	4imprint Group PLC	13,580	770,640
*	888 Holdings PLC	147,643	149,165
*	Abcam PLC, Sponsored ADR	8,913	145,193
	abrdn PLC	962,314	2,578,741
*	accesso Technology Group PLC	16,596	142,263
	Admiral Group PLC	26,267	763,427
	Advanced Medical Solutions Group PLC	42,667	131,260
	AG Barr PLC	70,741	446,649
Ω	Airtel Africa PLC	476,058	718,622
	AJ Bell PLC	104,260	428,634

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	Alfa Financial Software Holdings PLC	37,111	$66,296
#	Alliance Pharma PLC	303,543	243,107
	Anglo American PLC	83,978	2,587,712
	Anglo-Eastern Plantations PLC	15,637	164,551
	Antofagasta PLC	36,124	664,429
	Argentex Group PLC	35,836	54,191
*	Ascential PLC	202,189	649,303
	Ashmore Group PLC	293,906	900,880
	Ashtead Group PLC	42,023	2,422,883
*	ASOS PLC	13,541	126,023
	Associated British Foods PLC	34,468	849,242
#*Ω	Aston Martin Lagonda Global Holdings PLC	36,996	112,635
	AstraZeneca PLC, Sponsored ADR	56,525	4,138,760
Ω	Auto Trader Group PLC	142,369	1,138,521
	Aviva PLC	590,641	3,144,774
	Avon Protection PLC	10,708	133,539
	B&M European Value Retail SA	278,741	1,682,745
*	Babcock International Group PLC	492,542	1,968,888
	BAE Systems PLC	104,517	1,331,545
Ω	Bakkavor Group PLC	95,040	114,423
	Balfour Beatty PLC	330,754	1,593,953
	Bank of Georgia Group PLC	39,753	1,478,823
	Barclays PLC, Sponsored ADR	359,916	2,904,522
	Barclays PLC	658,184	1,325,853
	Barratt Developments PLC	578,050	3,636,750
	Beazley PLC	128,689	965,484
	Begbies Traynor Group PLC	82,918	136,776
	Bellway PLC	106,203	3,220,017
	Berkeley Group Holdings PLC	32,278	1,806,349
	Bloomsbury Publishing PLC	70,695	398,889
	Bodycote PLC	148,548	1,290,089
*	boohoo Group PLC	375,256	232,812
	BP PLC	1,487,940	9,982,581
	BRAEMAR PLC	15,684	55,383
	Breedon Group PLC	314,328	271,859
#	British American Tobacco PLC, Sponsored ADR	26,809	993,273
	British American Tobacco PLC	138,937	5,133,138
	Britvic PLC	178,900	2,056,738
	Brooks Macdonald Group PLC	1,676	40,149
	BT Group PLC	4,467,397	8,922,695
	Bunzl PLC	21,838	869,307
	Burberry Group PLC	42,007	1,371,192
	Burford Capital Ltd.	94,134	1,238,243
	Bytes Technology Group PLC	106,235	555,059
*	C&C Group PLC	290,200	571,143
*	Capita PLC	685,708	299,710
	Capital Ltd.	53,870	67,710
*	Capricorn Energy PLC	483,434	1,332,688
*	Card Factory PLC	237,474	326,979
*	Carnival PLC	10,040	82,911
	Carr’s Group PLC	10,633	16,985
	Castings PLC	9,986	47,085
#*	Cazoo Group Ltd.	1,820	3,240
	Centamin PLC	1,092,581	1,418,038
	Centaur Media PLC	24,139	14,712
	Central Asia Metals PLC	145,077	375,273
*	CentralNic Group PLC	8,013	11,959
	Centrica PLC	3,247,413	4,666,372
	Chemring Group PLC	184,214	659,402

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Chesnara PLC	122,081	$426,039
	City of London Investment Group PLC	13,255	72,731
	Clarkson PLC	22,442	876,091
	Close Brothers Group PLC	144,396	1,650,455
?	CMC Markets PLC	104,530	242,502
	Coats Group PLC	1,149,411	1,131,874
	Coca-Cola HBC AG	21,940	669,755
	Compass Group PLC	23,695	625,097
	Computacenter PLC	38,815	1,125,276
Ω	ConvaTec Group PLC	276,288	763,818
*	Costain Group PLC	143,300	107,247
	Cranswick PLC	31,001	1,253,659
	Crest Nicholson Holdings PLC	493,248	1,666,716
	Croda International PLC	10,768	946,027
	Currys PLC	1,801,860	1,294,881
	Curtis Banks Group PLC	3,108	13,272
	CVS Group PLC	26,821	714,796
	DCC PLC	33,370	2,076,179
*	De La Rue PLC	48,430	25,590
*Ω	Deliveroo PLC	244,558	336,537
	DFS Furniture PLC	178,514	282,332
#	Diageo PLC, Sponsored ADR	2,322	430,731
#*	Dialight PLC	11,223	30,571
#*	Dignity PLC	16,357	113,714
	Diploma PLC	18,473	625,990
	Direct Line Insurance Group PLC	787,870	1,702,939
	DiscoverIE Group PLC	57,635	612,492
	Diversified Energy Co. PLC	322,312	383,611
	Domino’s Pizza Group PLC	123,555	457,113
	dotdigital group PLC	73,697	82,652
*	Dowlais Group PLC	684,544	1,140,759
	Dr Martens PLC	19,241	40,115
	Drax Group PLC	311,594	2,469,102
	DS Smith PLC	917,419	3,581,842
	Dunelm Group PLC	58,420	841,166
Ω	DWF Group PLC	98,952	79,784
*	easyJet PLC	83,048	521,032
	Ecora Resources PLC	176,159	264,832
#	EKF Diagnostics Holdings PLC	91,324	32,169
*	Elementis PLC	497,572	785,909
	EMIS Group PLC	37,849	775,709
	Energean PLC	30,941	480,624
*	EnQuest PLC	1,453,845	305,241
	Entain PLC	53,462	974,144
	Epwin Group PLC	20,620	19,839
*	Ergomed PLC	4,603	61,809
*	Esken Ltd.	201,963	13,464
	Essentra PLC	228,952	595,275
*††	Evraz PLC	67,028	0
	Experian PLC	52,061	1,843,213
*	FD Technologies PLC	8,922	211,466
	FDM Group Holdings PLC	46,095	390,199
	Ferrexpo PLC	159,898	217,414
	Firstgroup PLC	685,908	967,424
Ω	Forterra PLC	187,329	455,413
	Foxtons Group PLC	253,365	123,660
*	Frasers Group PLC	104,381	1,008,701
	Fresnillo PLC	26,989	241,530
*	Frontier Developments PLC	6,616	41,297

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Fuller Smith & Turner PLC, Class A	38,355	$227,820
*Ω	Funding Circle Holdings PLC	36,033	24,893
	Galliford Try Holdings PLC	151,507	338,459
	Games Workshop Group PLC	14,184	1,770,418
	Gamma Communications PLC	43,097	631,897
	GB Group PLC	7,900	32,299
	Gem Diamonds Ltd.	108,420	35,418
	Genel Energy PLC	139,970	195,589
	Genuit Group PLC	171,579	648,547
*	Georgia Capital PLC	35,042	354,618
	Glencore PLC	873,439	5,155,593
	Gooch & Housego PLC	9,022	58,701
	Goodwin PLC	236	11,486
	Grafton Group PLC	152,989	1,668,659
	Grainger PLC	483,137	1,571,873
*	Greencore Group PLC	327,871	353,501
	Greggs PLC	68,837	2,444,809
*	Griffin Mining Ltd.	37,665	45,081
	GSK PLC	104,585	1,886,006
	GSK PLC, Sponsored ADR	24,869	896,044
	Gulf Keystone Petroleum Ltd.	211,119	360,281
*Ω	Gym Group PLC	64,979	84,891
	H&T Group PLC	19,362	111,302
	Haleon PLC	16,968	74,603
#	Haleon PLC, ADR	77,488	687,319
	Halfords Group PLC	235,384	621,760
	Halma PLC	17,896	520,476
	Harbour Energy PLC	95,414	296,813
	Hargreaves Lansdown PLC	43,667	442,096
	Hargreaves Services PLC	4,319	22,212
	Harworth Group PLC	99,677	146,595
	Hays PLC	577,619	828,683
	Headlam Group PLC	57,641	211,180
	Helical PLC	131,806	495,826
*	Helios Towers PLC	251,623	328,900
	Henry Boot PLC	89,997	269,703
	Hikma Pharmaceuticals PLC	74,484	1,725,106
	Hill & Smith PLC	66,958	1,158,346
	Hilton Food Group PLC	40,288	343,805
	Hiscox Ltd.	116,546	1,734,577
	Hochschild Mining PLC	315,827	285,353
	Hollywood Bowl Group PLC	144,520	437,177
*Ω	Hostelworld Group PLC	38,772	60,731
	Howden Joinery Group PLC	237,428	2,046,719
	HSBC Holdings PLC	160,618	1,157,630
#	HSBC Holdings PLC, Sponsored ADR	320,826	11,565,777
Ω	HSS Hire Group PLC	43,916	7,404
	Hunting PLC	119,619	351,943
*	Hurricane Energy PLC	536,657	51,255
*	Hyve Group PLC	97,354	147,383
Ω	Ibstock PLC	301,143	643,711
	IDOX PLC	95,089	81,208
	IG Group Holdings PLC	179,725	1,659,135
	IMI PLC	91,312	1,832,073
	Impax Asset Management Group PLC	34,844	344,454
	Imperial Brands PLC	127,262	3,150,254
	Inchcape PLC	342,938	3,491,265
*	Indivior PLC	95,842	1,839,572
	Informa PLC	79,221	720,204

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	IntegraFin Holdings PLC	115,032	$393,205
#	InterContinental Hotels Group PLC, ADR	4,801	332,595
	InterContinental Hotels Group PLC	7,891	542,523
	Intermediate Capital Group PLC	38,545	632,902
	International Distributions Services PLC	680,062	2,165,097
	International Personal Finance PLC	320,361	396,540
	Intertek Group PLC	21,290	1,113,770
	Investec PLC	429,772	2,395,780
	iomart Group PLC	63,484	122,375
	IP Group PLC	898,090	635,211
#*	IQE PLC	453,602	140,911
	ITV PLC	2,395,241	2,437,920
*	IWG PLC	432,895	924,542
*	J D Wetherspoon PLC	34,912	313,508
	J Sainsbury PLC	1,121,075	3,895,741
*	James Fisher & Sons PLC	29,543	120,462
	James Halstead PLC	83,064	217,083
	JD Sports Fashion PLC	540,948	1,097,890
	JET2 PLC	32,832	507,062
*	John Wood Group PLC	544,657	1,545,452
	Johnson Matthey PLC	70,663	1,745,636
	Johnson Service Group PLC	276,930	423,370
Ω	JTC PLC	2,237	22,315
	Jupiter Fund Management PLC	447,663	732,669
*Ω	Just Eat Takeaway.com NV	24,795	434,621
	Just Group PLC	990,354	1,100,460
	Kainos Group PLC	43,100	672,632
	Keller Group PLC	78,359	657,059
*	Kier Group PLC	296,132	285,812
*	Kin & Carta PLC	109,862	110,588
	Kingfisher PLC	1,390,157	4,505,633
	Lancashire Holdings Ltd.	137,279	1,058,125
	Legal & General Group PLC	445,856	1,315,508
*	Liberty Global PLC, Class A	10,594	206,689
*	Liberty Global PLC, Class C	31,782	646,446
	Liontrust Asset Management PLC	35,205	381,255
	Lloyds Banking Group PLC	6,632,075	4,029,122
	Lloyds Banking Group PLC, ADR	328,830	795,769
	London Stock Exchange Group PLC	11,595	1,217,416
	Lookers PLC	242,345	263,912
	LSL Property Services PLC	36,412	124,012
Ω	Luceco PLC	28,120	39,578
	M&G PLC	1,267,778	3,276,618
	Macfarlane Group PLC	112,976	152,283
	Man Group PLC	1,062,578	3,038,939
*	Marks & Spencer Group PLC	1,284,526	2,657,807
	Marshalls PLC	130,862	494,067
*	Marston’s PLC	720,713	315,759
	Me Group International PLC	267,503	432,736
	Mears Group PLC	97,534	271,632
	Medica Group PLC	16,238	43,515
	Mediclinic International PLC	437,436	2,741,958
	Melrose Industries PLC	684,544	3,526,150
*	Metro Bank PLC	101,058	129,589
	Midwich Group PLC	1,516	8,839
*	Mitchells & Butlers PLC	478,313	1,051,743
	Mitie Group PLC	770,148	891,627
	MJ Gleeson PLC	23,498	126,254
	Mondi PLC	61,211	975,417

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Moneysupermarket.com Group PLC	330,495	$1,141,245
	Morgan Advanced Materials PLC	234,614	906,991
	Morgan Sindall Group PLC	37,370	797,061
	Mortgage Advice Bureau Holdings Ltd.	9,355	91,587
*	Motorpoint group PLC	25,365	43,005
	MP Evans Group PLC	6,550	69,552
#*	N Brown Group PLC	192,585	70,333
#*	Naked Wines PLC	7,094	10,054
	National Express Group PLC	990,934	1,514,450
	NatWest Group PLC	1,151,140	3,791,967
	NCC Group PLC	169,006	228,053
*Ω	Network International Holdings PLC	5,996	29,202
	Next 15 Group PLC	44,684	473,300
	Next PLC	12,595	1,068,645
	Ninety One PLC	221,440	502,896
*	NIOX GROUP PLC	36,010	20,960
	Norcros PLC	52,269	128,240
	Numis Corp. PLC	57,466	246,048
*	Ocado Group PLC	43,379	276,079
*Ω	On the Beach Group PLC	53,894	89,640
	OSB Group PLC	303,844	1,902,471
	Oxford Instruments PLC	24,746	858,239
	Pagegroup PLC	203,479	1,161,242
	Pan African Resources PLC	1,515,860	336,306
	Paragon Banking Group PLC	264,262	1,670,303
*	Parkmead Group PLC	43,266	14,097
	PayPoint PLC	54,509	301,035
	Pearson PLC	8,619	95,893
	Pearson PLC, Sponsored ADR	83,518	922,039
*	Pendragon PLC	1,383,100	306,965
	Pennon Group PLC	53,375	577,235
	Persimmon PLC	80,760	1,336,554
*	Petra Diamonds Ltd.	9,651	8,265
#*	Petrofac Ltd.	296,685	266,657
	Pets at Home Group PLC	385,996	1,872,607
*	Pharos Energy PLC	223,153	64,744
	Phoenix Group Holdings PLC	266,708	1,987,122
	Phoenix Spree Deutschland Ltd.	1,965	5,002
*	Playtech PLC	147,184	1,068,403
	Plus500 Ltd.	70,396	1,472,727
	Polar Capital Holdings PLC	47,695	293,575
	Porvair PLC	10,071	78,782
	PPHE Hotel Group Ltd.	11,759	166,400
	Premier Foods PLC	912,815	1,432,877
#	Prudential PLC, ADR	20,147	617,506
	Prudential PLC	25,712	393,420
*	PureTech Health PLC	72,931	192,078
*	PureTech Health PLC, ADR	308	7,885
	PZ Cussons PLC	140,340	353,920
	QinetiQ Group PLC	357,160	1,668,856
Ω	Quilter PLC	994,844	1,064,979
*	Rank Group PLC	148,414	179,842
	Rathbones Group PLC	32,452	798,086
*††	Raven Property Group Ltd.	76,713	0
	Reach PLC	545,083	580,112
	Reckitt Benckiser Group PLC	23,499	1,898,949
	Record PLC	46,761	49,789
	Redde Northgate PLC	198,332	938,043
	Redrow PLC	255,292	1,664,396

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	RELX PLC, Sponsored ADR	35,523	$1,176,167
	RELX PLC	1,141	37,960
	Renew Holdings PLC	35,241	322,256
*	Renewi PLC	78,121	590,293
	Renishaw PLC	10,589	480,314
*	Renold PLC	12,120	4,146
	Rentokil Initial PLC	237,994	1,894,731
*	Restaurant Group PLC	476,511	242,513
	RHI Magnesita NV	23,057	651,775
	Ricardo PLC	47,273	355,779
	Rightmove PLC	134,417	972,920
	Rio Tinto PLC	7,021	446,342
	Rio Tinto PLC, Sponsored ADR	73,351	4,693,730
	Robert Walters PLC	41,421	221,804
*	Rolls-Royce Holdings PLC	121	232
	Rotork PLC	331,336	1,365,530
	RS GROUP PLC	79,972	927,839
	RWS Holdings PLC	66,399	213,196
	S&U PLC	911	27,972
*	S4 Capital PLC	102,501	188,433
Ω	Sabre Insurance Group PLC	182,418	290,058
*	Saga PLC	88,627	145,637
	Sage Group PLC	70,743	729,568
*	Savannah Energy PLC	548,390	177,397
	Savills PLC	115,844	1,402,403
	Schroders PLC	67,869	415,694
	ScS Group PLC	11,597	25,725
	Secure Trust Bank PLC	460	3,705
	Senior PLC	280,763	579,476
	Serco Group PLC	812,170	1,553,551
	Serica Energy PLC	169,033	505,241
	Severfield PLC	241,984	182,868
	Severn Trent PLC	20,628	759,803
	Shell PLC	74,667	2,294,379
	Shell PLC, ADR	407,802	25,275,568
*	SIG PLC	594,916	333,309
	Sirius Real Estate Ltd.	113,143	114,716
	Smart Metering Systems PLC	56,635	565,129
#	Smith & Nephew PLC, Sponsored ADR	7,833	256,139
	Smith & Nephew PLC	40,935	674,190
	Smiths Group PLC	76,884	1,625,685
	Softcat PLC	56,427	950,726
*	SolGold PLC	336,778	80,637
	Spectris PLC	28,041	1,327,954
	Speedy Hire PLC	518,281	209,572
	Spirax-Sarco Engineering PLC	6,299	880,222
*Ω	Spire Healthcare Group PLC	354,809	1,019,824
	Spirent Communications PLC	234,685	533,586
	SSE PLC	53,075	1,224,608
*	SSP Group PLC	325,259	1,053,788
	St. James’s Place PLC	20,916	318,093
*	Staffline Group PLC	15,898	8,143
	Standard Chartered PLC	631,178	5,000,907
	SThree PLC	84,180	446,662
#	Strix Group PLC	10,709	14,782
*††	Studio Retail Group PLC	41,980	0
*	Superdry PLC	54,417	58,992
	Synthomer PLC	227,966	343,494
	Tate & Lyle PLC	128,316	1,315,735

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Tatton Asset Management PLC	1,745	$10,330
	Taylor Wimpey PLC	1,887,582	3,046,304
	TBC Bank Group PLC	36,340	1,075,029
	TClarke PLC	5,747	9,949
	Telecom Plus PLC	37,780	856,956
	Tesco PLC	856,362	3,027,627
Ω	TI Fluid Systems PLC	113,380	150,709
	Topps Tiles PLC	105,193	67,663
	TP ICAP Group PLC	717,913	1,535,761
	Travis Perkins PLC	205,662	2,482,064
#*	Tremor International Ltd.	9,296	26,024
*	Tremor International Ltd., ADR	13,160	75,275
	Trifast PLC	53,698	48,542
	TT Electronics PLC	159,866	341,898
#*	Tullow Oil PLC	695,004	243,989
	Tyman PLC	101,704	315,343
	Unilever PLC, Sponsored ADR	24,421	1,356,098
	United Utilities Group PLC	21,305	289,417
	UP Global Sourcing Holdings PLC	5,939	10,384
	Vanquis Banking Group PLC	115,562	326,868
*	Verici Dx PLC	1,745	307
	Vertu Motors PLC	300,751	218,577
	Vesuvius PLC	250,519	1,278,654
	Victrex PLC	25,792	545,013
	VIDENDUM PLC	25,958	256,301
	Virgin Money UK PLC	1,193,529	2,345,759
	Vistry Group PLC	189,387	1,866,751
	Vodafone Group PLC	3,174,602	3,813,095
	Vodafone Group PLC, Sponsored ADR	52,953	632,791
	Volex PLC	35,479	114,055
	Volution Group PLC	116,887	638,483
	Vp PLC	2,603	20,935
*Ω	Watches of Switzerland Group PLC	138,606	1,450,927
	Watkin Jones PLC	116,686	142,061
	Weir Group PLC	51,445	1,190,610
	WH Smith PLC	52,027	1,032,012
	Whitbread PLC	58,600	2,398,618
	Wickes Group PLC	242,688	410,892
	Wincanton PLC	79,650	215,485
	WPP PLC, Sponsored ADR	1,024	59,300
	WPP PLC	104,858	1,222,059
*	Xaar PLC	64,800	142,212
	XP Power Ltd.	4,423	122,862
	XPS Pensions Group PLC	36,448	74,640
	Young & Co’s Brewery PLC, Class A	22,216	319,480
	Zotefoams PLC	2,560	12,203

TOTAL UNITED KINGDOM			396,403,219

UNITED STATES — (0.1%)
	ADTRAN Holdings, Inc.	61,428	554,101
	Ferguson PLC	22,135	3,123,531
*	Noble Corp. PLC	15,493	581,298

TOTAL UNITED STATES			4,258,930

TOTAL COMMON STOCKS			3,239,403,749

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Bayerische Motoren Werke AG	11,102	$1,180,084
	Draegerwerk AG & Co. KGaA	8,815	496,050
	Fuchs Petrolub SE	40,107	1,584,505
	Henkel AG & Co. KGaA	9,476	766,121
	Jungheinrich AG	31,156	1,207,599
	Porsche Automobil Holding SE	33,026	1,839,457
	Sartorius AG	1,860	722,962
	Sixt SE	12,318	981,405
	STO SE & Co. KGaA	2,398	467,445
	Villeroy & Boch AG	8,449	179,071
	Volkswagen AG	33,725	4,605,140

TOTAL GERMANY			14,029,839

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Australian Mines Ltd. Warrants 05/30/24	12,258	61
*	Decmil Group Ltd. Warrants 09/06/23	965	0
*	Highfield Resources Ltd. Warrants 06/19/24	1,592	0

TOTAL AUSTRALIA			61

AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG	14,098	0
*††	S Immo AG 8/11/23	19,003	0

CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	90,066	49,536
*	Treasury Metals, Inc. Warrants 08/07/23	5,738	159

TOTAL CANADA			49,695

FRANCE — (0.0%)
#*	Arabi Group Holding KSC Rights 05/02/23	17,903	29,084

ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/30	10,222	0

SINGAPORE — (0.0%)
*	Ezion Holdings Ltd.	926,726	0
*	Keppel Infrastructure Trust Rights 05/10/23	27,609	476

TOTAL SINGAPORE			476

SPAIN — (0.0%)
*	Faes Farma SA Rights 05/02/23	296,336	40,188
*	Tecnicas Reunidas SA Rights 05/02/23	9,637	10,957

TOTAL SPAIN			51,145

TOTAL RIGHTS/WARRANTS			130,461

TOTAL INVESTMENT SECURITIES (Cost $2,676,153,046)			3,253,564,049

			Value†
SECURITIES LENDING COLLATERAL — (5.6%)
@§	The DFA Short Term Investment Fund	16,761,682	193,882,372

TOTAL INVESTMENTS — (100.0%) (Cost $2,870,032,324)			$3,447,446,421

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

As of April 30, 2023, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500 ® E-mini Index	126	06/16/23	$25,229,182	$26,387,550	$1,158,368

Total Futures Contracts			$25,229,182	$26,387,550	$1,158,368

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,731,427	$195,907,547	$11,717	$200,650,691
Austria	—	22,317,349	—	22,317,349
Belgium	1,075,782	47,932,002	—	49,007,784
Canada	351,338,329	1,094,725	—	352,433,054
China	1,225,209	568,257	—	1,793,466
Denmark	—	86,299,056	—	86,299,056
Finland	—	52,050,351	—	52,050,351
France	394,335	266,193,054	—	266,587,389
Germany	6,409,557	216,244,901	—	222,654,458
Hong Kong	17,152	69,701,631	36,687	69,755,470
Ireland	4,989,728	19,039,951	—	24,029,679
Israel	2,134,924	24,969,391	—	27,104,315
Italy	2,396,781	84,173,906	—	86,570,687
Japan	9,326,386	736,606,907	—	745,933,293
Netherlands	13,048,542	93,701,205	—	106,749,747
New Zealand	12,245	10,979,299	—	10,991,544
Norway	563,402	28,098,552	—	28,661,954
Portugal	—	12,234,212	—	12,234,212
Singapore	16,658	35,275,843	—	35,292,501
Spain	2,516,622	75,517,003	—	78,033,625
Sweden	40,729	85,325,181	—	85,365,910
Switzerland	24,809,839	249,415,226	—	274,225,065
United Kingdom	59,959,615	336,443,604	—	396,403,219
United States	1,234,569	3,024,361	—	4,258,930
Preferred Stocks
Germany	—	14,029,839	—	14,029,839
Rights/Warrants
Australia	—	61	—	61
Canada	—	49,695	—	49,695
France	—	29,084	—	29,084
Singapore	—	476	—	476
Spain	—	51,145	—	51,145
Securities Lending Collateral	—	193,882,372	—	193,882,372
Futures Contracts**	1,158,368	—	—	1,158,368

TOTAL.	$487,400,199	$2,961,156,186	$48,404^	$3,448,604,789

**	Valued at the unrealized appreciation/(depreciation) on the investment.
∧	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (99.4%)
AUSTRALIA — (4.5%)
*	A2B Australia Ltd.	25,878	$26,362
	Accent Group Ltd.	81,685	138,233
	Acrow Formwork & Construction Services Ltd.	28,450	16,500
	Adairs Ltd.	37,732	56,303
	Adbri Ltd.	100,639	106,258
*	Aeris Resources Ltd.	24,186	7,638
*	Ainsworth Game Technology Ltd.	37,289	23,941
*	Alkane Resources Ltd.	119,817	69,893
*	Alliance Aviation Services Ltd.	17,216	35,430
*	AMA Group Ltd.	251,215	27,463
	AMP Ltd.	261,795	197,932
	Ampol Ltd.	51,784	1,033,232
*	Andromeda Metals Ltd.	373,580	9,960
	Ansell Ltd.	30,027	534,333
*	Appen Ltd.	32,393	67,917
	AUB Group Ltd.	10,215	187,215
*	Aurelia Metals Ltd.	284,621	25,657
	Aurizon Holdings Ltd.	432,171	982,604
*	Aussie Broadband Ltd.	379	835
	Austal Ltd.	102,095	112,049
	Austin Engineering Ltd.	125,433	32,448
*	Australian Agricultural Co. Ltd.	93,256	94,992
	Australian Vintage Ltd.	49,798	16,861
	Auswide Bank Ltd.	12,096	42,255
	AVJennings Ltd.	21,750	6,550
	Bank of Queensland Ltd.	175,181	676,484
	Bapcor Ltd.	77,306	337,332
	Base Resources Ltd.	198,144	24,902
*	BCI Minerals Ltd.	184,277	28,148
	Beach Energy Ltd.	423,772	417,114
	Beacon Minerals Ltd.	563,983	12,354
	Bega Cheese Ltd.	70,343	177,127
	Bell Financial Group Ltd.	35,130	22,602
	Bendigo & Adelaide Bank Ltd.	152,298	876,817
*	Betmakers Technology Group Ltd.	46,896	5,485
	BlueScope Steel Ltd.	22,740	302,253
	Bravura Solutions Ltd.	108,238	32,390
	Brickworks Ltd.	21,859	363,693
	Calima Energy Ltd.	94,438	6,935
	Capitol Health Ltd.	168,805	30,710
	Capral Ltd.	4,333	21,190
*	Catapult Group International Ltd.	16,195	8,368
	Cedar Woods Properties Ltd.	19,289	62,649
	Challenger Ltd.	158,583	638,142
	Champion Iron Ltd.	69,145	300,426
*	Clean Seas Seafood Ltd.	24,111	8,621
	Cleanaway Waste Management Ltd.	145,883	234,938
	ClearView Wealth Ltd.	27,271	9,368
	Codan Ltd.	14,992	72,824
	Collins Foods Ltd.	20,698	119,332
*	Cooper Energy Ltd.	513,578	58,069
	Corporate Travel Management Ltd.	12,453	174,233
	Costa Group Holdings Ltd.	101,206	167,945
	CSR Ltd.	129,917	454,803
	DDH1 Ltd.	44,780	25,312

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Domain Holdings Australia Ltd.	57,445	$128,120
	Downer EDI Ltd.	124,994	295,702
	Eagers Automotive Ltd.	25,071	236,757
	Earlypay Ltd.	25,704	4,616
	Elanor Investor Group	28,014	29,969
	Elders Ltd.	38,689	208,302
	Emeco Holdings Ltd.	101,496	46,196
*	EML Payments Ltd.	69,968	33,632
	Enero Group Ltd.	17,789	21,517
	EQT Holdings Ltd.	7,191	128,767
	Estia Health Ltd.	60,522	105,593
	Eureka Group Holdings Ltd.	41,266	12,555
	Euroz Hartleys Group Ltd.	32,790	25,724
	Evolution Mining Ltd.	313,376	738,934
	EVT Ltd.	26,365	211,295
*	Experience Co. Ltd.	55,953	10,797
	Fenix Resources Ltd.	55,372	8,818
	Finbar Group Ltd.	36,407	15,079
	FleetPartners Group Ltd.	67,227	93,699
	Fleetwood Ltd.	26,550	26,639
	G8 Education Ltd.	273,689	221,621
*	Gascoyne Resources Ltd.	170,669	14,397
*	Genex Power Ltd.	204,048	21,594
	Gold Road Resources Ltd.	216,448	269,323
*	Good Drinks Australia Ltd.	8,765	3,286
	GrainCorp Ltd., Class A	64,503	292,249
	Grange Resources Ltd.	16,927	6,947
	GUD Holdings Ltd.	31,339	199,910
	GWA Group Ltd.	25,420	29,694
	Harvey Norman Holdings Ltd.	156,974	376,990
	Healius Ltd.	161,706	321,356
	Healthia Ltd.	7,132	5,600
	Helia Group Ltd.	111,378	233,959
	Helloworld Travel Ltd.	5,910	11,858
	Horizon Oil Ltd.	246,669	26,309
	HT&E Ltd.	46,336	35,261
	Iluka Resources Ltd.	98,164	721,306
	Imdex Ltd.	21,787	30,106
	Incitec Pivot Ltd.	521,049	1,110,155
	Insignia Financial Ltd.	182,353	361,928
	Integral Diagnostics Ltd.	39,443	82,628
	InvoCare Ltd.	28,223	208,443
	IVE Group Ltd.	39,734	62,684
	Jupiter Mines Ltd.	301,697	50,042
*	Karoon Energy Ltd.	132,359	189,208
	Kelsian Group Ltd.	23,547	95,990
	Lendlease Corp. Ltd.	139,575	693,183
	Lindsay Australia Ltd.	27,065	23,363
	Link Administration Holdings Ltd.	112,098	158,151
	MA Financial Group Ltd.	19,124	58,825
	Maas Group Holdings Ltd.	18,477	37,096
	Macmahon Holdings Ltd.	268,775	24,078
	Magellan Financial Group Ltd.	25,356	137,417
	Maggie Beer Holdings Ltd.	39,479	4,972
	MaxiPARTS Ltd.	13,157	19,562
	Mayne Pharma Group Ltd.	17,427	48,089
	McPherson’s Ltd.	30,963	12,109
	Mesoblast Ltd.	7,618	4,335
*	Metals X Ltd.	140,780	25,813

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Michael Hill International Ltd.	60,880	$40,319
*	MMA Offshore Ltd.	94,336	75,381
	Monadelphous Group Ltd.	22,809	188,017
	Monash IVF Group Ltd.	81,202	62,246
	MotorCycle Holdings Ltd.	10,754	12,979
*	Mount Gibson Iron Ltd.	231,614	73,232
	Myer Holdings Ltd.	222,090	129,266
	MyState Ltd.	29,913	70,718
	National Tyre & Wheel Ltd.	14,448	5,171
	New Hope Corp. Ltd.	117,510	415,388
	Newcrest Mining Ltd.	11,804	224,355
	Nickel Industries Ltd.	298,059	189,635
	Nine Entertainment Co. Holdings Ltd.	313,605	432,590
	NRW Holdings Ltd.	115,605	185,786
	Nufarm Ltd.	94,724	352,205
	OM Holdings Ltd.	28,351	12,627
	oOh!media Ltd.	138,816	152,094
	Pact Group Holdings Ltd.	25,828	17,155
*	Panoramic Resources Ltd.	392,551	39,321
*	Pantoro Ltd.	618,567	29,899
	Paragon Care Ltd.	93,760	17,446
	Peet Ltd.	121,341	91,107
*	Peninsula Energy Ltd.	112,007	11,647
	PeopleIN Ltd.	9,501	19,573
*	Perenti Ltd.	198,527	152,135
	Perpetual Ltd.	23,070	377,025
	Perseus Mining Ltd.	346,093	511,488
*	PEXA Group Ltd.	37,103	329,279
	Premier Investments Ltd.	897	15,611
	Probiotec Ltd.	6,809	10,810
	Propel Funeral Partners Ltd.	10,928	31,883
	QANTM Intellectual Property Ltd.	10,224	5,827
	Qube Holdings Ltd.	324,642	664,151
	Ramelius Resources Ltd.	372,949	325,476
*	Red 5 Ltd.	63,860	7,192
*	Regional Express Holdings Ltd.	9,110	7,903
*	Regis Resources Ltd.	190,085	268,958
*	Reject Shop Ltd.	9,918	31,679
	Reliance Worldwide Corp. Ltd.	163,229	445,147
*	Resolute Mining Ltd.	556,171	176,484
*	Rex Minerals Ltd.	131,221	21,454
	Ridley Corp. Ltd.	73,183	104,932
*	Sandfire Resources Ltd.	119,053	518,696
	Select Harvests Ltd.	36,683	107,640
	Servcorp Ltd.	4,163	8,737
	Service Stream Ltd.	176,528	77,978
	Seven Group Holdings Ltd.	22,509	355,542
*	Seven West Media Ltd.	50,292	12,861
	SG Fleet Group Ltd.	19,134	25,631
	Shaver Shop Group Ltd.	17,609	12,549
	Sigma Healthcare Ltd.	336,346	156,104
*	Silver Lake Resources Ltd.	262,048	220,914
	Sims Ltd.	47,006	492,611
	Southern Cross Electrical Engineering Ltd.	64,303	27,321
	Southern Cross Media Group Ltd.	97,760	54,272
*††	SpeedCast International Ltd.	40,831	0
	SRG Global Ltd.	77,382	38,816
*	St Barbara Ltd.	241,440	96,641
*	Star Entertainment Group Ltd.	17,910	15,182

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Sunland Group Ltd.	37,093	$35,368
	Super Retail Group Ltd.	37,548	338,855
*	Superloop Ltd.	50,061	20,437
*	Syrah Resources Ltd.	170,622	131,925
	Tabcorp Holdings Ltd.	629,505	439,089
	Ten Sixty Four Ltd.	76,973	29,032
	Tribune Resources Ltd.	2,830	6,945
*	Tuas Ltd.	29,329	30,146
	United Malt Group Ltd.	78,780	230,801
Ω	Viva Energy Group Ltd.	208,931	431,860
*	West African Resources Ltd.	247,947	160,418
*	Westgold Resources Ltd.	124,168	125,484
	Whitehaven Coal Ltd.	222,477	1,067,617
*††	Wiluna Mining Corp. Ltd.	13,267	675
	Worley Ltd.	77,297	776,639
	Yancoal Australia Ltd.	76,776	283,829

TOTAL AUSTRALIA			30,802,181

AUSTRIA — (0.7%)
*	Addiko Bank AG	2,488	38,147
	Agrana Beteiligungs AG	3,056	57,454
	AT&S Austria Technologie & Systemtechnik AG	2,338	71,495
Ω	BAWAG Group AG	18,563	905,392
	Erste Group Bank AG	16,335	593,928
*	Lenzing AG	330	21,597
	Porr AG	5,031	76,930
*	Raiffeisen Bank International AG	36,666	563,252
	Semperit AG Holding	1,695	44,577
	Telekom Austria AG	6,757	52,752
	UBM Development AG	983	32,089
	UNIQA Insurance Group AG	21,760	195,246
	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,137	268,838
	voestalpine AG	35,233	1,221,589
	Wienerberger AG	11,938	359,629
	Zumtobel Group AG	5,267	41,371

TOTAL AUSTRIA			4,544,286

BELGIUM — (1.3%)
	Ackermans & van Haaren NV	6,826	1,200,661
	Ageas SA	52,470	2,337,830
*	AGFA-Gevaert NV	56,737	159,256
	Atenor	1,712	84,581
	Bekaert SA	12,618	587,420
	bpost SA	31,716	156,043
*	Cie d’Entreprises CFE	2,176	23,521
	Deceuninck NV	26,971	69,981
*	Deme Group NV	2,176	287,938
	Etablissements Franz Colruyt NV	12,680	352,221
*	Euronav NV	60,537	1,038,962
	Exmar NV	10,727	140,640
*	Greenyard NV	6,487	44,335
	Immobel SA	1,012	50,489
	Jensen-Group NV	1,292	43,321
*	Ontex Group NV	32,809	281,407
	Proximus SADP	41,068	350,087
	Roularta Media Group NV	1,025	19,828
	Sipef NV	1,661	108,241
	Solvay SA	10,559	1,267,277

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
*	Tessenderlo Group SA	5,946	$197,020
	VGP NV	1,080	113,065
	Viohalco SA	1,948	10,448
	WHAT’S COOKING	154	15,419

TOTAL BELGIUM			8,939,991

BRAZIL — (1.0%)
*	3R Petroleum Oleo E Gas SA	26,640	169,150
	Alper Consultoria e Corretora de Seguros SA	2,000	10,987
*	Anima Holding SA	55,436	25,674
	Atacadao SA	82,977	178,837
	Banco Modal SA	103,500	40,671
	Bemobi Mobile Tech SA	9,900	27,133
	Boa Safra Sementes SA	7,600	16,700
	Boa Vista Servicos SA	39,800	60,006
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,721	47,087
	Camil Alimentos SA	30,200	43,594
	CCR SA	184,626	502,301
	Cia Brasileira de Aluminio	23,974	25,378
*	Cia Brasileira de Distribuicao	36,914	111,013
	Cia Siderurgica Nacional SA, Sponsored ADR	9,987	28,463
	Cia Siderurgica Nacional SA	94,675	269,724
	Cielo SA	204,186	223,517
*	Cogna Educacao SA	144,163	58,962
*	Construtora Tenda SA	16,600	19,436
	Cruzeiro do Sul Educacional SA	21,800	10,621
	CSU Digital SA	11,000	25,362
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	61,218	189,626
Ω	Desktop - Sigmanet Comunicacao Multimidia S.A.	8,400	14,854
	Dexco SA	65,428	77,263
	Dimed SA Distribuidora da Medicamentos	12,800	26,638
	Direcional Engenharia SA	14,900	46,900
*	Embraer SA	132,397	515,488
	Empreendimentos Pague Menos SA	50,005	29,475
	Enauta Participacoes SA	21,200	49,092
	Eternit SA	6,900	12,948
	Even Construtora e Inc.orporadora SA	18,597	18,829
	Ez Tec Empreendimentos e Participacoes SA	23,735	69,143
	Fras-Le SA	14,200	26,704
*	Gafisa SA	10,803	12,410
	Grendene SA	57,000	93,366
	Grupo De Moda Soma SA	82,372	138,723
*	Grupo Mateus SA	79,284	87,585
	Guararapes Confeccoes SA	20,300	17,216
*	Hidrovias do Brasil SA	122,297	62,769
*††	Hua Han Health Industry Holdings Ltd.	604,000	0
*	International Meal Co. Alimentacao SA, Class A	30,475	12,831
	Iochpe-Maxion SA	33,526	76,290
	Irani Papel e Embalagem SA	23,200	40,374
*	IRB-Brasil Resseguros SA	2,189	13,810
	Jalles Machado SA	8,200	12,922
	JHSF Participacoes SA	89,076	69,292
	JSL SA	17,000	24,540
	Lavvi Empreendimentos Imobiliarios Ltda.	19,500	21,112
	Localiza Rent a Car SA	9,869	114,781
*Ω	Locaweb Servicos de Internet SA	67,476	71,158
*	Lojas Quero Quero SA	31,046	25,582
	Lojas Renner SA	87,881	279,088
	M Dias Branco SA	15,478	88,751

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Mahle Metal Leve SA	7,100	$40,925
	Marcopolo SA	31,900	17,844
*Ω	Meliuz SA	60,600	10,449
	Melnick Even Desenvolvimento Imobiliario SA	13,300	9,253
	Mills Estruturas e Servicos de Engenharia SA	27,900	51,182
*	Moura Dubeux Engenharia SA	11,800	13,177
	Movida Participacoes SA	26,076	45,013
	MRV Engenharia e Participacoes SA	70,151	101,265
	Natura & Co. Holding SA	115,392	255,871
	Pet Center Comercio e Participacoes SA	47,015	58,158
	Petroreconcavo SA	5,900	23,279
	Porto Seguro SA	41,568	209,432
	Positivo Tecnologia SA	18,900	28,381
Ω	Rede D’Or Sao Luiz SA	57,592	264,071
	Romi SA	9,417	28,282
	Sao Carlos Empreendimentos e Participacoes SA	6,400	21,031
	Sao Martinho SA	26,200	164,938
	Tegma Gestao Logistica SA	5,500	20,775
	TIM SA	157,083	440,908
	Tres Tentos Agroindustrial SA	18,600	40,461
	Tupy SA	19,896	88,953
	Ultrapar Participacoes SA	126,297	365,638
	Usinas Siderurgicas de Minas Gerais SA Usiminas	18,600	26,290
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	9,600	20,248
*	Via SA	149,040	54,981
	Vibra Energia SA	106,696	282,366
	Vulcabras Azaleia SA	17,600	46,966
	Wilson Sons Holdings Brasil SA	7,764	15,566
	YDUQS Participacoes SA	50,463	82,152

TOTAL BRAZIL			7,062,031

CANADA — (7.7%)
*	5N Plus, Inc.	32,502	73,168
	Acadian Timber Corp.	3,300	38,387
*	AcuityAds Holdings, Inc.	9,398	13,734
	ADENTRA, Inc.	5,960	114,462
*	Advantage Energy Ltd.	59,400	334,080
	Aecon Group, Inc.	18,709	174,959
	Africa Oil Corp.	75,300	145,615
	AGF Management Ltd., Class B	22,400	124,330
	Agnico Eagle Mines Ltd.	10,816	613,624
*	Aimia, Inc.	17,503	45,603
	AirBoss of America Corp.	7,610	40,385
	Alamos Gold, Inc.,Class A	116,261	1,502,613
	Alaris Equity Partners Income	11,300	144,789
	Algoma Central Corp.	3,700	42,603
	AltaGas Ltd.	71,960	1,258,776
	Altius Minerals Corp.	14,510	227,581
	Amerigo Resources Ltd.	35,600	42,304
	Andrew Peller Ltd., Class A	8,402	27,348
	ARC Resources Ltd.	157,602	1,957,737
*	Argonaut Gold, Inc.	52,212	23,893
	B2Gold Corp.	296,898	1,169,573
*	Ballard Power Systems, Inc.	32,069	141,745
*	Baytex Energy Corp.	109,174	410,959
	Birchcliff Energy Ltd.	82,787	501,665
	Bird Construction, Inc.	14,359	90,827
	Black Diamond Group Ltd.	9,300	47,020

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Bonterra Energy Corp.	8,208	$40,408
*	Calfrac Well Services Ltd.	12,754	40,102
*	Calibre Mining Corp.	35,119	40,177
	Canaccord Genuity Group, Inc.	24,200	193,086
	Canacol Energy Ltd.	6,190	45,915
	Canadian Western Bank	25,824	463,168
*	Canfor Corp.	18,200	273,500
*	Capstone Copper Corp.	22,271	104,710
	Cardinal Energy Ltd.	36,370	195,963
	Cascades, Inc.	24,037	195,866
*	Celestica, Inc.	34,209	371,346
	Centerra Gold, Inc.	69,000	466,502
	CES Energy Solutions Corp.	68,511	136,026
	CI Financial Corp.	41,117	404,842
	Cogeco Communications, Inc.	1,921	93,097
	Cogeco, Inc.	1,600	68,105
*	Colabor Group, Inc.	12,300	6,990
	Conifex Timber, Inc.	8,294	9,366
*	Converge Technology Solutions Corp.	19,100	46,522
*	Copper Mountain Mining Corp.	45,910	86,408
	Corus Entertainment, Inc., Class B	11,100	11,634
	Crescent Point Energy Corp.	171,589	1,269,344
*	Crew Energy, Inc.	47,200	160,254
*	Cronos Group, Inc.	52,478	98,134
	Definity Financial Corp.	8,315	225,543
*	dentalcorp Holdings Ltd.	9,153	59,923
	Dexterra Group, Inc.	11,120	39,889
	Doman Building Materials Group Ltd.	18,957	85,911
*	Dorel Industries, Inc., Class B	5,500	16,116
	DREAM Unlimited Corp., Class A	10,000	166,734
	Dundee Precious Metals, Inc.	59,238	434,606
	Dye & Durham Ltd.	10,734	114,245
	Dynacor Group, Inc.	10,400	23,412
	E-L Financial Corp. Ltd.	500	338,598
*	Eldorado Gold Corp.	51,945	573,964
	Empire Co. Ltd., Class A	31,178	837,182
	Endeavour Mining PLC	43,136	1,110,525
*	Endeavour Silver Corp.	26,500	103,350
	Enerflex Ltd.	25,826	156,689
*	Ensign Energy Services, Inc.	34,594	67,664
	EQB, Inc.	7,306	324,088
*	Equinox Gold Corp.	94,697	471,358
	Exchange Income Corp.	4,867	187,553
	Exco Technologies Ltd.	7,000	38,026
	Finning International, Inc.	36,989	958,544
	First Majestic Silver Corp.	43,983	310,520
*	Fortuna Silver Mines, Inc.	90,438	337,335
*	Frontera Energy Corp.	14,808	140,118
*	Galiano Gold, Inc.	46,170	28,625
	Gamehost, Inc.	1,600	10,617
	Gear Energy Ltd.	24,772	19,198
*	GoldMoney, Inc.	8,400	12,834
*	Gran Tierra Energy, Inc.	146,400	115,620
*	H2O Innovation, Inc.	7,000	14,983
	Hammond Power Solutions, Inc.	2,700	79,195
*	Heroux-Devtek, Inc.	10,300	97,918
	High Liner Foods, Inc.	6,800	73,127
	Home Capital Group, Inc.	16,933	544,291
	Hudbay Minerals, Inc.	66,113	331,329

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	iA Financial Corp., Inc.	30,644	$2,056,203
*	IAMGOLD Corp.	106,984	305,771
	IGM Financial, Inc.	9,533	292,565
*	Interfor Corp.	15,644	245,482
*	Journey Energy, Inc.	9,502	42,360
	K-Bro Linen, Inc.	2,700	55,979
*	Kelt Exploration Ltd.	45,290	165,469
	Kinross Gold Corp.	337,428	1,702,525
*	Kolibri Global Energy, Inc.	2,926	10,539
	KP Tissue, Inc.	3,200	24,020
	Lassonde Industries, Inc., Class A	900	64,442
	Laurentian Bank of Canada	13,195	313,696
	Leon’s Furniture Ltd.	8,521	121,697
*	Lightspeed Commerce, Inc.	36,105	474,059
*††	Lightstream Resources Ltd.	32,000	0
	Linamar Corp.	13,684	650,441
	Logistec Corp., Class B	700	21,235
*	Lucara Diamond Corp.	96,116	36,890
	Lundin Gold, Inc.	14,491	183,751
	Lundin Mining Corp.	180,250	1,376,970
	Magellan Aerospace Corp.	4,379	23,109
*	Major Drilling Group International, Inc.	9,191	70,890
*	Mandalay Resources Corp.	16,200	29,175
	Maple Leaf Foods, Inc.	18,949	388,253
	Martinrea International, Inc.	26,137	272,974
*	MDA Ltd.	14,694	72,339
	Medical Facilities Corp.	7,992	50,612
*	MEG Energy Corp.	81,109	1,350,569
	Melcor Developments Ltd.	4,500	38,462
	Methanex Corp.	15,692	702,676
	MTY Food Group, Inc.	4,328	187,898
	Mullen Group Ltd.	27,386	303,402
	Neo Performance Materials, Inc.	6,981	46,270
*	New Gold, Inc.	171,422	220,153
	North American Construction Group Ltd.	6,908	132,979
*	Nuvei Corp.	2,700	109,755
*	NuVista Energy Ltd.	53,200	461,772
*	Obsidian Energy Ltd.	13,900	90,489
	OceanaGold Corp.	211,236	483,324
*	Organigram Holdings, Inc.	40,478	20,316
	Osisko Gold Royalties Ltd.	51,469	836,734
	Pan American Silver Corp.	96,216	1,713,286
	Paramount Resources Ltd., Class A	19,972	472,887
	Parex Resources, Inc.	29,536	599,724
	Park Lawn Corp.	10,023	195,082
	Parkland Corp.	34,100	804,144
*	Petrus Resources Ltd.	7,000	8,525
	Peyto Exploration & Development Corp.	52,912	481,924
	PHX Energy Services Corp.	11,400	56,880
	Pipestone Energy Corp.	14,200	26,202
	Pizza Pizza Royalty Corp.	7,500	77,001
	Polaris Renewable Energy, Inc.	6,400	63,110
*	Precision Drilling Corp.	4,480	223,015
	Primo Water Corp.	39,200	595,443
	Quarterhill, Inc.	17,599	17,406
	Rogers Sugar, Inc.	27,030	125,090
*	Roots Corp.	9,200	21,254
	Russel Metals, Inc.	16,034	408,291
	Savaria Corp.	3,900	47,841

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Secure Energy Services, Inc.	74,611	$347,489
*	ShawCor Ltd.	24,476	220,399
	Sienna Senior Living, Inc.	18,800	151,249
Ω	Sleep Country Canada Holdings, Inc.	6,499	112,774
	SNC-Lavalin Group, Inc.	41,940	965,810
	Spartan Delta Corp.	29,028	329,306
Ω	Spin Master Corp.	1,900	54,061
	SSR Mining, Inc.	62,368	893,054
	Stelco Holdings, Inc.	12,563	438,966
	Stella-Jones, Inc.	14,809	579,528
*Ω	STEP Energy Services Ltd.	9,547	23,465
	Superior Plus Corp.	47,700	353,829
	Supremex, Inc.	4,400	18,609
	Surge Energy, Inc.	10,117	65,488
*	Taiga Building Products Ltd.	11,800	23,690
	Tamarack Valley Energy Ltd.	105,475	291,159
*	Taseko Mines Ltd.	74,112	121,984
	TELUS Corp.	402	8,524
	Tidewater Midstream & Infrastructure Ltd.	79,505	53,400
*	Torex Gold Resources, Inc.	28,946	474,938
	Total Energy Services, Inc.	11,632	68,769
	Transcontinental, Inc., Class A	24,323	261,928
	Tree Island Steel Ltd.	2,700	6,098
	Trican Well Service Ltd.	59,976	140,327
*	Uni-Select, Inc.	7,564	259,828
	Vermilion Energy, Inc.	45,347	574,201
	VersaBank	3,835	28,079
*	Victoria Gold Corp.	16,373	117,947
	Wajax Corp.	6,900	122,482
	West Fraser Timber Co. Ltd.	19,494	1,410,054
	Western Forest Products, Inc.	18,350	14,086
	Whitecap Resources, Inc.	159,435	1,256,790
	Winpak Ltd.	8,514	283,978
*††	Xebec Adsorption, Inc.	18,924	0
*	Yangarra Resources Ltd.	8,575	11,519

TOTAL CANADA			52,636,033

CHILE — (0.1%)
	Banco Itau Chile SA	14,259,456	32,149
	CAP SA	8,666	60,665
	Empresa Nacional de Telecomunicaciones SA	18,888	78,570
	Empresas CMPC SA	155,313	243,383
	Grupo Security SA	181,159	38,153
	Inversiones Aguas Metropolitanas SA	36,521	25,335
	Inversiones La Construccion SA	7,291	46,063
	Ripley Corp. SA	163,691	33,215
	Salfacorp SA	145,634	59,119
	SMU SA	236,043	41,229
	Sociedad Matriz SAAM SA	244,501	24,930
	SONDA SA	106,548	54,495

TOTAL CHILE			737,306

CHINA — (6.8%)
Ω	3SBio, Inc.	254,000	254,498
*††	A Metaverse Co.	82,000	303
#*	AAC Technologies Holdings, Inc.	102,000	215,646
Ω	AAG Energy Holdings Ltd.	243,000	50,912
	Accelink Technologies Co. Ltd., Class A	4,000	13,852

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	ADAMA Ltd., Class A	16,500	$20,386
	Addsino Co. Ltd., Class A	33,700	49,409
*	Advanced Technology & Materials Co. Ltd., Class A	23,600	29,962
	Aerospace Hi-Tech Holdings Group Ltd., Class A	15,800	22,164
*	Agora, Inc., ADR	19,296	64,642
*	Alibaba Pictures Group Ltd.	2,310,000	147,001
Ω	A-Living Smart City Services Co. Ltd.	60,750	48,790
	Allmed Medical Products Co. Ltd., Class A	10,600	17,557
	Aluminum Corp. of China Ltd., Class H	840,000	499,011
	Angang Steel Co. Ltd., Class H	296,200	98,394
	Anhui Construction Engineering Group Co. Ltd., Class A	36,100	32,900
	Anhui Guangxin Agrochemical Co. Ltd., Class A	7,140	30,133
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	19,500	26,268
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	5,300	24,675
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	15,100	18,078
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	53,000	40,219
	Anhui Jinhe Industrial Co. Ltd., Class A	9,000	33,566
*	Anhui Tatfook Technology Co. Ltd., Class A	13,500	17,816
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	14,300	14,751
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	17,400	29,384
*	Anton Oilfield Services Group	346,000	20,131
*	Aotecar New Energy Technology Co. Ltd., Class A	56,400	21,049
	APT Satellite Holdings Ltd.	81,000	26,137
#*Ω	Archosaur Games, Inc.	27,000	17,166
Ω	AsiaInfo Technologies Ltd.	36,400	66,635
#*	AustAsia Group Ltd.	32,320	13,187
	AviChina Industry & Technology Co. Ltd., Class H	532,000	287,552
Ω	BAIC Motor Corp. Ltd., Class H	334,500	94,142
	Bank of Changsha Co. Ltd., Class A	68,800	81,423
	Bank of Chongqing Co. Ltd., Class H	106,000	60,154
	Bank of Guiyang Co. Ltd., Class A	46,500	37,968
	Bank of Suzhou Co. Ltd., Class A	53,240	57,837
*	Baoye Group Co. Ltd., Class H	46,000	24,573
#*	Baozun, Inc., Class A	28,500	43,481
	BBMG Corp., Class H	534,000	68,886
	Beibuwan Port Co. Ltd., Class A	16,200	20,063
	Beijing Capital Development Co. Ltd., Class A	28,800	18,613
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	122,800	53,261
*	Beijing Capital International Airport Co. Ltd., Class H	318,000	247,737
*	Beijing Energy International Holding Co. Ltd.	946,000	23,472
	Beijing Enterprises Urban Resources Group Ltd.	36,000	2,251
	Beijing Enterprises Water Group Ltd.	922,000	234,129
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	13,920	19,863
	Beijing Haixin Energy Technology Co. Ltd., Class A	32,500	17,012
*	Beijing Hezong Science & Technology Co. Ltd., Class A	26,267	17,892
*	Beijing Jetsen Technology Co. Ltd., Class A	40,700	41,004
	Beijing Jingyuntong Technology Co. Ltd., Class A	40,900	37,243
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	56,582	15,865
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	29,800	49,357
	Beijing Originwater Technology Co. Ltd., Class A	77,454	61,210
	Beijing Shougang Co. Ltd., Class A	40,100	21,436
	Beijing Sinnet Technology Co. Ltd., Class A	19,300	34,379
	Beijing SL Pharmaceutical Co. Ltd., Class A	5,700	7,827
*	Beijing Thunisoft Corp. Ltd., Class A	21,200	27,537
*	Beijing Watertek Information Technology Co. Ltd., Class A	38,400	17,484
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	12,000	20,601
	Bengang Steel Plates Co. Ltd., Class A	44,600	26,049
	Bestsun Energy Co. Ltd., Class A	22,800	14,097

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Better Life Commercial Chain Share Co. Ltd., Class A	9,100	$6,740
	Binhai Investment Co. Ltd.	52,000	11,163
	Black Peony Group Co. Ltd., Class A	16,600	16,019
*	Blue Sail Medical Co. Ltd., Class A	16,000	17,633
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	25,000	47,278
Ω	BOC Aviation Ltd.	44,800	355,083
*	Bohai Leasing Co. Ltd., Class A	127,800	40,637
	Bright Dairy & Food Co. Ltd., Class A	20,200	31,537
††	Brilliance China Automotive Holdings Ltd.	712,000	299,298
	BYD Electronic International Co. Ltd.	57,000	172,866
	C&D International Investment Group Ltd.	111,796	344,290
	Cabbeen Fashion Ltd.	48,000	5,745
	Camel Group Co. Ltd., Class A	11,700	16,134
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	49,500	31,548
*	Capital Environment Holdings Ltd.	1,066,000	18,994
	Carrianna Group Holdings Co. Ltd.	118,000	6,399
	CECEP Solar Energy Co. Ltd., Class A	57,800	58,178
	CECEP Wind-Power Corp., Class A	68,250	37,691
	Central China Management Co. Ltd.	166,000	10,392
	Central China New Life Ltd.	41,000	14,155
	Central China Real Estate Ltd.	172,366	4,255
	Central China Securities Co. Ltd., Class H	169,000	26,742
#	CGN New Energy Holdings Co. Ltd.	264,000	83,713
	CGN Nuclear Technology Development Co. Ltd., Class A	14,000	15,425
	Changjiang Securities Co. Ltd., Class A	89,800	73,618
#*Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	24,600	10,875
	Chaowei Power Holdings Ltd.	117,000	24,698
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	10,900	22,280
	Chengdu Hongqi Chain Co. Ltd., Class A	22,200	20,014
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	9,800	26,201
	Chengdu Wintrue Holding Co. Ltd., Class A	22,825	34,072
	Chengtun Mining Group Co. Ltd., Class A	29,600	22,458
	Chengxin Lithium Group Co. Ltd., Class A	7,600	34,924
*	Chengzhi Co. Ltd., Class A	18,300	21,776
*	Chiho Environmental Group Ltd.	104,000	8,510
	China Aerospace International Holdings Ltd.	540,000	28,584
	China Aircraft Leasing Group Holdings Ltd.	31,500	19,762
Ω	China Bohai Bank Co. Ltd., Class H	451,500	74,867
*	China Boton Group Co. Ltd.	52,000	18,891
	China CAMC Engineering Co. Ltd., Class A	29,200	59,460
	China Cinda Asset Management Co. Ltd., Class H	1,971,000	234,451
	China Coal Energy Co. Ltd., Class H	410,000	352,276
	China Communications Services Corp. Ltd., Class H	476,000	260,831
*	China Conch Environment Protection Holdings Ltd.	236,500	73,787
	China Conch Venture Holdings Ltd.	175,000	279,217
	China Design Group Co. Ltd., Class A	12,100	16,667
*††	China Dili Group	516,800	16,295
#Ω	China East Education Holdings Ltd.	81,000	40,552
	China Education Group Holdings Ltd.	191,000	170,053
	China Electronics Optics Valley Union Holding Co. Ltd.	480,000	21,737
	China Energy Engineering Corp. Ltd., Class A	142,303	55,737
	China Energy Engineering Corp. Ltd., Class H	192,000	28,951
Ω	China Everbright Greentech Ltd.	99,000	19,097
	China Everbright Water Ltd.	62,444	10,543
	China Foods Ltd.	162,000	59,506
	China Galaxy Securities Co. Ltd., Class H	694,500	377,218
	China Gas Holdings Ltd.	410,000	527,453
	China Glass Holdings Ltd.	190,000	24,568
	China Gold International Resources Corp. Ltd.	106,149	537,416

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China Green Agriculture, Inc.	1,150	$3,921
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	12,200	20,572
	China Hanking Holdings Ltd.	63,000	6,346
	China Harzone Industry Corp. Ltd., Class A	19,500	22,324
*	China High Speed Railway Technology Co. Ltd., Class A	61,400	21,025
*	China High Speed Transmission Equipment Group Co. Ltd.	122,000	44,589
	China Hongqiao Group Ltd.	432,000	425,510
††	China Huiyuan Juice Group Ltd.	110,500	4,935
	China International Marine Containers Group Co. Ltd., Class H	185,520	119,889
	China Isotope & Radiation Corp.	6,400	13,784
	China Jinmao Holdings Group Ltd.	1,167,337	218,084
	China Kepei Education Group Ltd.	26,000	8,547
	China Lesso Group Holdings Ltd.	119,000	102,878
	China Lilang Ltd.	89,000	48,347
*Ω	China Literature Ltd.	73,400	339,114
*††	China Maple Leaf Educational Systems Ltd.	208,000	1,775
	China Medical System Holdings Ltd.	184,000	305,462
	China Merchants Port Holdings Co. Ltd.	332,388	493,205
	China Merchants Property Operation & Service Co. Ltd., Class A	13,200	29,602
	China Modern Dairy Holdings Ltd.	635,000	78,717
	China National Accord Medicines Corp. Ltd., Class A	5,600	52,591
	China National Building Material Co. Ltd., Class H	918,200	688,934
	China National Medicines Corp. Ltd., Class A	13,000	77,624
Ω	China New Higher Education Group Ltd.	127,000	44,185
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	25,200	19,190
	China Nonferrous Mining Corp. Ltd.	102,000	52,200
*	China Oil & Gas Group Ltd.	920,000	30,515
	China Overseas Grand Oceans Group Ltd.	422,646	244,629
	China Publishing & Media Co. Ltd., Class A	20,600	29,687
Ω	China Railway Signal & Communication Corp. Ltd., Class H	250,000	117,404
	China Railway Tielong Container Logistics Co. Ltd., Class A	29,200	26,342
	China Reinsurance Group Corp., Class H	1,250,000	95,763
#Ω	China Renaissance Holdings Ltd.	47,200	43,715
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	5,900	32,372
	China Resources Cement Holdings Ltd.	330,000	149,399
	China Resources Gas Group Ltd.	142,300	449,147
	China Resources Medical Holdings Co. Ltd.	184,000	171,824
Ω	China Resources Pharmaceutical Group Ltd.	315,000	312,909
	China Risun Group Ltd.	205,000	95,961
	China Sanjiang Fine Chemicals Co. Ltd.	169,000	37,144
*	China Shanshui Cement Group Ltd.	270,000	39,895
#*Ω	China Shengmu Organic Milk Ltd.	623,000	24,613
*	China Shuifa Singyes Energy Holdings Ltd.	151,000	13,520
#*	China South City Holdings Ltd.	1,086,000	70,717
	China Starch Holdings Ltd.	325,000	8,054
	China State Construction International Holdings Ltd.	368,000	457,535
	China Sunshine Paper Holdings Co. Ltd.	134,000	46,773
	China Taiping Insurance Holdings Co. Ltd.	127,000	145,879
*	China Tianrui Group Cement Co. Ltd.	50,000	36,692
	China Tianying, Inc., Class A	27,400	18,338
	China Traditional Chinese Medicine Holdings Co. Ltd.	614,000	335,648
*	China Travel International Investment Hong Kong Ltd.	526,000	112,245
	China West Construction Group Co. Ltd., Class A	13,900	18,162
	China XLX Fertiliser Ltd.	112,000	53,804
	China Yongda Automobiles Services Holdings Ltd.	187,500	126,096
*Ω	China Yuhua Education Corp. Ltd.	378,000	62,460
#*	China Zheshang Bank Co. Ltd., Class H	312,000	111,803
	China Zhongwang Holdings Ltd.	319,600	12,825

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chinasoft International Ltd.	480,000	$319,988
*	Chindata Group Holdings Ltd., ADR	18,327	115,643
	Chongqing Department Store Co. Ltd., Class A	4,700	20,074
*	Chongqing Dima Industry Co. Ltd., Class A	54,600	14,120
	Chongqing Gas Group Corp. Ltd., Class A	17,000	18,091
*	Chongqing Iron & Steel Co. Ltd., Class H	90,000	10,235
	Chongqing Machinery & Electric Co. Ltd., Class H	216,000	17,663
	Chongqing Rural Commercial Bank Co. Ltd., Class H	450,000	173,938
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	18,200	19,776
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	18,200	16,977
	Chow Tai Seng Jewellery Co. Ltd., Class A	9,000	22,014
	CIFI Ever Sunshine Services Group Ltd.	122,000	47,403
	CIMC Enric Holdings Ltd.	134,000	123,424
Ω	CIMC Vehicles Group Co. Ltd., Class H	18,500	19,189
	Cinda Real Estate Co. Ltd., Class A	18,201	11,800
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	25,408
	City Development Environment Co. Ltd., Class A	13,200	22,463
*	Citychamp Watch & Jewellery Group Ltd.	196,000	29,483
#*	CMGE Technology Group Ltd.	250,000	80,965
	CMST Development Co. Ltd., Class A	24,300	21,255
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	14,000	28,378
	COFCO Biotechnology Co. Ltd., Class A	24,800	28,281
	COFCO Joycome Foods Ltd.	409,000	105,575
	Comba Telecom Systems Holdings Ltd.	70,000	13,699
	Concord New Energy Group Ltd.	1,310,000	117,009
#	Country Garden Holdings Co. Ltd.	1,443,000	371,716
	CPMC Holdings Ltd.	151,000	86,244
	CQ Pharmaceutical Holding Co. Ltd., Class A	29,600	33,537
	CSG Holding Co. Ltd., Class A	44,700	42,479
	CTS International Logistics Corp. Ltd., Class A	14,800	21,360
	Da Ming International Holdings Ltd.	72,000	15,351
	Daan Gene Co. Ltd., Class A	24,800	55,827
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	30,200	22,037
	Dashang Co. Ltd., Class A	12,618	36,148
	Dawnrays Pharmaceutical Holdings Ltd.	128,000	21,876
	DBG Technology Co. Ltd., Class A	11,100	16,452
	DHC Software Co. Ltd., Class A	27,900	31,381
	Dian Diagnostics Group Co. Ltd., Class A	12,300	48,150
	Digital China Group Co. Ltd., Class A	6,100	23,535
	Digital China Information Service Co. Ltd., Class A	10,300	20,072
	Dongfang Electronics Co. Ltd., Class A	20,400	26,508
	Dongguan Aohai Technology Co. Ltd., Class A	2,400	9,825
	Dongguan Development Holdings Co. Ltd., Class A	12,900	18,606
	Dongjiang Environmental Co. Ltd., Class H	33,400	10,861
	Dongxing Securities Co. Ltd., Class A	36,800	44,335
	Dongyue Group Ltd.	268,000	272,721
	Dynagreen Environmental Protection Group Co. Ltd., Class H	56,000	20,150
	E-Commodities Holdings Ltd.	216,000	35,868
	Edvantage Group Holdings Ltd.	49,441	17,194
	EEKA Fashion Holdings Ltd.	32,500	45,737
	EIT Environmental Development Group Co. Ltd., Class A	5,880	16,025
	Era Co. Ltd., Class A	28,900	21,663
	Essex Bio-technology Ltd.	43,000	20,027
	Eternal Asia Supply Chain Management Ltd., Class A	44,400	35,167
#	EVA Precision Industrial Holdings Ltd.	270,000	30,103
Ω	Everbright Securities Co. Ltd., Class H	13,400	9,939
	Fangda Special Steel Technology Co. Ltd., Class A	26,900	20,748
	Fanhua, Inc., Sponsored ADR	9,200	75,900
	FAWER Automotive Parts Co. Ltd., Class A	15,600	10,505

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	19,520	$57,730
*	FIH Mobile Ltd.	758,000	79,463
	Financial Street Holdings Co. Ltd., Class A	39,900	29,057
	First Capital Securities Co. Ltd., Class A	22,500	19,266
	Fosun International Ltd.	472,500	331,375
	Fountain SET Holdings Ltd.	142,000	12,664
	FriendTimes, Inc.	88,000	11,106
	Fufeng Group Ltd.	298,000	180,622
	Fujian Funeng Co. Ltd., Class A	19,100	32,462
	Fujian Star-net Communication Co. Ltd., Class A	12,200	37,422
	Fulongma Group Co. Ltd., Class A	10,300	14,785
	Gansu Qilianshan Cement Group Co. Ltd., Class A	7,600	12,381
	Gansu Shangfeng Cement Co. Ltd., Class A	9,120	14,823
	GCL Energy Technology Co. Ltd.	18,100	37,218
*	GDS Holdings Ltd., Class A	145,600	281,910
	Gemdale Properties & Investment Corp. Ltd.	1,178,000	78,236
*	Genimous Technology Co. Ltd., Class A	25,100	23,808
*	Glorious Property Holdings Ltd.	64,000	620
*	Glory Sun Financial Group Ltd.	80,000	1,743
*	Golden Eagle Retail Group Ltd.	46,000	26,492
*	Goodbaby International Holdings Ltd.	272,000	19,120
*	Grand Industrial Holding Group Co. Ltd.	11,200	13,134
	Grand Pharmaceutical Group Ltd., Class L	216,500	140,974
*	Grandjoy Holdings Group Co. Ltd., Class A	70,500	37,270
*	Greattown Holdings Ltd., Class A	24,300	10,923
*	Greatview Aseptic Packaging Co. Ltd.	145,000	32,406
	Greenland Hong Kong Holdings Ltd.	219,000	16,807
	Greentown China Holdings Ltd.	216,500	260,199
	Guangdong Advertising Group Co. Ltd., Class A	27,400	23,112
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	22,500	16,602
	Guangdong Dongpeng Holdings Co. Ltd.	10,200	12,232
	Guangdong Dowstone Technology Co. Ltd., Class A	8,300	15,747
	Guangdong HEC Technology Holding Co. Ltd., Class A	37,400	42,020
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	29,900	14,437
	Guangdong Hybribio Biotech Co. Ltd., Class A	6,900	14,613
	Guangdong Provincial Expressway Development Co. Ltd., Class A	9,900	11,097
	Guangdong South New Media Co. Ltd., Class A	4,100	29,153
	Guangdong Tapai Group Co. Ltd., Class A	32,600	38,188
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	6,700	15,813
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	27,100	10,539
*	Guangshen Railway Co. Ltd., Class H	298,000	69,656
	Guangxi Liugong Machinery Co. Ltd., Class A	41,900	46,141
	Guangzhou Automobile Group Co. Ltd., Class H	354,000	220,937
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	28,000	91,983
	Guangzhou Haige Communications Group, Inc. Co., Class A	30,800	43,869
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	14,900	20,173
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	18,500	21,697
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	39,403	38,654
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	30,400	21,391
*	Guosheng Financial Holding, Inc., Class A	34,505	40,799
	Guoyuan Securities Co. Ltd., Class A	36,810	37,267
*	Hainan Meilan International Airport Co. Ltd., Class H	39,000	80,874
	Haitian International Holdings Ltd.	96,000	249,435
	Haitong Securities Co. Ltd., Class H	570,400	378,863
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	8,300	22,768
	Hangxiao Steel Structure Co. Ltd., Class A	35,800	22,991
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	39,900	53,121
*	Harbin Electric Co. Ltd., Class H	200,000	89,170
*††	Harmonicare Medical Holdings Ltd.	118,000	0

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	HBIS Resources Co. Ltd., Class A	10,900	$21,876
	Health & Happiness H&H International Holdings Ltd.	17,500	29,968
#*	Hebei Construction Group Corp. Ltd., Class H	58,000	5,999
	Hefei Urban Construction Development Co. Ltd., Class A	17,000	16,233
	Henan Mingtai Al Industrial Co. Ltd., Class A	9,700	19,471
	Henan Pinggao Electric Co. Ltd., Class A	20,100	33,382
	Henan Thinker Automatic Equipment Co. Ltd., Class A	7,840	21,415
*	Henan Yicheng New Energy Co. Ltd., Class A	13,900	10,719
	Henan Yuguang Gold & Lead Co. Ltd., Class A	23,900	22,072
	Henan Zhongyuan Expressway Co. Ltd., Class A	43,100	21,233
	Hengan International Group Co. Ltd.	70,000	312,652
	Hengyi Petrochemical Co. Ltd., Class A	61,100	67,699
	Hesteel Co. Ltd., Class A	133,300	44,492
	Hisense Home Appliances Group Co. Ltd., Class H	7,000	16,194
*	Holitech Technology Co. Ltd., Class A	52,900	23,771
	Homeland Interactive Technology Ltd.	52,000	11,085
*††Ω	Honworld Group Ltd.	49,000	4,766
*Ω	Hope Education Group Co. Ltd.	606,000	46,527
	Hopson Development Holdings Ltd.	214,995	191,169
*Ω	Hua Hong Semiconductor Ltd.	104,000	427,347
	Huaan Securities Co. Ltd., Class A	44,460	32,106
*	Huafon Microfibre Shanghai Technology Co. Ltd.	37,400	21,095
	Huafu Fashion Co. Ltd., Class A	27,700	12,329
	Huapont Life Sciences Co. Ltd., Class A	52,700	40,211
Ω	Huatai Securities Co. Ltd., Class H	288,600	372,761
	Huaxi Securities Co. Ltd., Class A	40,400	51,642
	Huaxin Cement Co. Ltd., Class A	21,600	46,079
	Huaxin Cement Co. Ltd., Class H	5,200	5,182
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	76,000	37,813
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	9,000	41,038
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	13,500	48,290
	Huishang Bank Corp. Ltd., Class H	173,800	55,280
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	42,830	21,043
	Hunan Valin Steel Co. Ltd., Class A	50,229	38,336
*	Hytera Communications Corp. Ltd., Class A	23,700	20,513
*	HyUnion Holding Co. Ltd., Class A	23,200	24,816
*	IAT Automobile Technology Co. Ltd., Class A	12,000	20,870
*	IBO Technology Co. Ltd.	54,000	9,119
*Ω	iDreamSky Technology Holdings Ltd.	92,000	41,893
Ω	IMAX China Holding, Inc.	13,500	13,132
	Infore Environment Technology Group Co. Ltd., Class A	36,100	27,648
*Ω	Ingdan, Inc.	66,000	13,205
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	34,600	67,408
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	16,200	33,857
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	19,300	24,316
	Inner Mongolia Yitai Coal Co. Ltd., Class H	42,100	86,109
*	Inspur Digital Enterprise Technology Ltd.	80,000	39,313
	Intco Medical Technology Co. Ltd., Class A	9,720	30,746
*	IRICO Group New Energy Co. Ltd., Class H	6,400	6,881
*	JH Educational Technology, Inc.	40,000	5,917
*	Jiangnan Group Ltd.	1,026,000	51,071
	Jiangsu Azure Corp., Class A	15,100	24,302
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	1,277	12,018
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	38,200	43,140
	Jiangsu Guotai International Group Co. Ltd., Class A	16,800	19,863
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	8,602	16,018
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	33,300	19,632
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	21,900	15,524
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	4,700	26,121

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Linyang Energy Co. Ltd., Class A	21,300	$24,185
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	11,400	19,775
	Jiangsu Shagang Co. Ltd., Class A	60,400	34,209
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	11,900	17,090
	Jiangsu Sopo Chemical Co., Class A	13,000	13,060
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	25,920	17,265
	Jiangxi Bank Co. Ltd., Class H	71,500	9,023
	Jiangxi Wannianqing Cement Co. Ltd., Class A	9,600	12,235
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	16,700	12,463
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	35,652	10,492
	Jinchuan Group International Resources Co. Ltd.	520,000	37,255
*††	Jingrui Holdings Ltd.	113,000	2,447
	Jinke Smart Services Group Co. Ltd., Class H	21,500	32,953
*	JinkoSolar Holding Co. Ltd., ADR	8,667	429,970
*	Jinmao Property Services Co. Ltd.	15,891	7,552
	Jinneng Science&Technology Co. Ltd., Class A	14,000	18,777
	Jiuzhitang Co. Ltd., Class A	14,600	27,680
	Jizhong Energy Resources Co. Ltd., Class A	56,900	60,901
	JNBY Design Ltd.	15,500	17,061
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	27,000	50,534
	Jointown Pharmaceutical Group Co. Ltd., Class A	23,900	57,212
*	Joy City Property Ltd.	586,000	24,301
	JSTI Group, Class A	22,800	21,517
	Ju Teng International Holdings Ltd.	128,000	21,264
*Ω	JW Cayman Therapeutics Co. Ltd.	51,000	21,535
	JY Grandmark Holdings Ltd.	50,000	8,120
*	Kaishan Group Co. Ltd., Class A	6,200	14,922
*Ω	Kangda International Environmental Co. Ltd.	94,000	5,966
*	Kasen International Holdings Ltd.	167,000	7,468
*	Keshun Waterproof Technologies Co. Ltd., Class A	12,400	19,326
	Kinetic Development Group Ltd.	342,000	28,356
	Kingboard Holdings Ltd.	148,000	453,284
	Kingboard Laminates Holdings Ltd.	166,500	171,593
*	Kingsoft Cloud Holdings Ltd.	66,000	25,611
	Kingsoft Corp. Ltd.	165,800	728,811
*	Ko Yo Chemical Group Ltd.	668,000	12,941
	Konka Group Co. Ltd., Class A	21,700	14,873
	KPC Pharmaceuticals, Inc., Class A	16,600	50,610
	Kunlun Energy Co. Ltd.	756,000	700,818
	Kunlun Tech Co. Ltd., Class A	13,100	123,388
	Kunming Yunnei Power Co. Ltd., Class A	42,200	14,635
*	KWG Group Holdings Ltd.	253,500	33,464
	KWG Living Group Holdings Ltd.	152,000	20,635
*	Lakala Payment Co. Ltd., Class A	9,900	24,267
	Lao Feng Xiang Co. Ltd., Class A	5,000	48,640
*	Launch Tech Co. Ltd., Class H	62,500	17,341
	Lee & Man Chemical Co. Ltd.	38,000	24,846
	Lee & Man Paper Manufacturing Ltd.	278,000	118,169
	Lee’s Pharmaceutical Holdings Ltd.	45,000	8,604
Ω	Legend Holdings Corp., Class H	81,700	85,594
	Lenovo Group Ltd.	1,174,000	1,201,091
*	Leo Group Co. Ltd., Class A	102,800	33,422
*	Leoch International Technology Ltd.	116,000	24,276
	Lepu Medical Technology Beijing Co. Ltd., Class A	18,000	62,168
*	LexinFintech Holdings Ltd., ADR	9,921	23,711
	Leyard Optoelectronic Co. Ltd., Class A	22,500	20,600
	Lianhe Chemical Technology Co. Ltd., Class A	9,600	16,665
	Liao Ning Oxiranchem, Inc., Class A	13,300	15,490
	Liaoning Port Co. Ltd., Class H	284,000	25,351

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Lier Chemical Co. Ltd., Class A	7,560	$15,944
*	Lifestyle China Group Ltd.	124,000	18,244
	Liuzhou Iron & Steel Co. Ltd., Class A	34,800	21,923
	Loncin Motor Co. Ltd., Class A	38,300	26,583
Ω	Longfor Group Holdings Ltd.	52,000	142,298
	Longhua Technology Group Luoyang Co. Ltd., Class A	14,500	16,696
	Lonking Holdings Ltd.	411,000	72,872
	Luenmei Quantum Co. Ltd., Class A	23,600	20,885
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	11,700	11,960
	Luxi Chemical Group Co. Ltd., Class A	25,900	44,885
*Ω	Luye Pharma Group Ltd.	317,000	155,910
	Maanshan Iron & Steel Co. Ltd., Class H	184,000	39,279
	Maccura Biotechnology Co. Ltd., Class A	7,900	18,758
*Ω	Maoyan Entertainment	98,000	109,091
*	Markor International Home Furnishings Co. Ltd., Class A	33,600	13,196
*	Meilleure Health International Industry Group Ltd.	432,000	14,867
*Ω	Meitu, Inc.	101,500	28,384
	Metallurgical Corp. of China Ltd., Class H	528,000	161,104
	M-Grass Ecology & Environment Group Co. Ltd., Class A	34,800	17,449
Ω	Midea Real Estate Holding Ltd.	67,200	80,335
	Minmetals Land Ltd.	340,000	20,687
Ω	Minsheng Education Group Co. Ltd.	64,000	3,029
	Minth Group Ltd.	134,000	388,009
	MLS Co. Ltd., Class A	24,900	32,013
*	MMG Ltd.	560,000	204,906
*††	Nan Hai Corp. Ltd.	1,800,000	1,513
	NanJi E-Commerce Co. Ltd., Class A	27,200	17,315
	Nanjing Hanrui Cobalt Co. Ltd., Class A	3,900	18,714
	Nanjing Iron & Steel Co. Ltd., Class A	75,000	39,785
	NetDragon Websoft Holdings Ltd.	49,500	96,931
	New China Life Insurance Co. Ltd., Class H	173,800	497,684
*	New World Department Store China Ltd.	124,000	14,241
	Newland Digital Technology Co. Ltd., Class A	17,300	39,981
	Nexteer Automotive Group Ltd.	186,000	104,269
	Nine Dragons Paper Holdings Ltd.	324,000	224,787
	Ningbo Huaxiang Electronic Co. Ltd., Class A	19,100	36,201
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	10,800	21,556
	North Huajin Chemical Industries Co. Ltd., Class A	20,100	20,320
	Northeast Securities Co. Ltd., Class A	37,100	40,897
	NSFOCUS Technologies Group Co. Ltd., Class A	15,200	27,899
	Ocean’s King Lighting Science & Technology Co. Ltd., Class A	11,000	14,196
*	Oceanwide Holdings Co. Ltd., Class A	107,300	13,330
	Offshore Oil Engineering Co. Ltd., Class A	62,700	61,075
	Opple Lighting Co. Ltd., Class A	6,900	20,777
	ORG Technology Co. Ltd., Class A	58,200	40,189
*	Orient Group, Inc., Class A	68,600	23,205
	Orient Overseas International Ltd.	24,000	487,613
Ω	Orient Securities Co. Ltd., Class H	58,800	35,103
	Oriental Energy Co. Ltd., Class A	34,900	44,648
*	Ourpalm Co. Ltd., Class A	18,300	16,296
	Pacific Online Ltd.	71,000	7,259
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	8,000	27,173
	PAX Global Technology Ltd.	93,000	76,608
	PhiChem Corp., Class A	9,000	23,747
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	33,100	46,075
	Poly Property Group Co. Ltd.	484,637	126,274
	Pou Sheng International Holdings Ltd.	447,000	37,088
	Prinx Chengshan Holding Ltd.	20,000	14,249
*	Q Technology Group Co. Ltd.	70,000	34,314

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Qingdao East Steel Tower Stock Co. Ltd., Class A	12,900	$15,034
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	7,100	15,186
	Qingdao Gon Technology Co. Ltd., Class A	4,200	14,988
	Qingdao Hanhe Cable Co. Ltd., Class A	35,600	20,938
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	4,900	20,600
	Qingdao Rural Commercial Bank Corp., Class A	88,900	37,251
	Qinhuangdao Port Co. Ltd., Class H	74,500	13,028
#	Radiance Holdings Group Co. Ltd.	140,000	72,412
	Rainbow Digital Commercial Co. Ltd., Class A	15,000	13,485
	Realcan Pharmaceutical Group Co. Ltd., Class A	29,300	15,886
Ω	Red Star Macalline Group Corp. Ltd., Class H	112,520	50,706
#*Ω	Redco Properties Group Ltd.	156,000	26,432
	Renhe Pharmacy Co. Ltd., Class A	26,500	25,247
	Renrui Human Resources Technology Holdings Ltd.	10,400	5,229
	Rianlon Corp., Class A	3,700	21,650
*	RiseSun Real Estate Development Co. Ltd., Class A	119,800	27,541
	Rongan Property Co. Ltd., Class A	54,000	21,925
*	Roshow Technology Co. Ltd., Class A	29,000	32,283
	Sailun Group Co. Ltd., Class A	33,100	49,242
	Sansteel Minguang Co. Ltd. Fujian, Class A	21,400	14,563
	Sansure Biotech, Inc., Class A	9,559	25,897
	Sealand Securities Co. Ltd., Class A	103,000	51,962
*	Seazen Group Ltd.	164,000	35,254
	S-Enjoy Service Group Co. Ltd.	32,000	19,922
	Shaanxi Construction Machinery Co. Ltd., Class A	17,420	12,738
	Shandong Bohui Paper Industrial Co. Ltd., Class A	17,000	15,701
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	16,200	50,402
*	Shandong Chenming Paper Holdings Ltd., Class H	93,000	28,614
	Shandong Dawn Polymer Co. Ltd., Class A	8,700	21,653
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	37,700	42,248
	Shandong Humon Smelting Co. Ltd., Class A	11,000	19,496
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	6,800	19,772
	Shandong Linglong Tyre Co. Ltd., Class A	18,100	57,652
	Shandong Publishing & Media Co. Ltd., Class A	25,200	42,187
	Shandong Sun Paper Industry JSC Ltd., Class A	33,000	54,305
	Shanghai AJ Group Co. Ltd., Class A	15,900	12,392
	Shanghai Construction Group Co. Ltd., Class A	135,800	55,935
	Shanghai Environment Group Co. Ltd., Class A	11,300	15,806
	Shanghai Industrial Holdings Ltd.	85,000	124,552
	Shanghai Industrial Urban Development Group Ltd.	426,800	26,421
	Shanghai Kinetic Medical Co. Ltd., Class A	13,900	14,240
	Shanghai Maling Aquarius Co. Ltd., Class A	15,300	18,380
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	17,300	35,846
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	134,700	273,841
*	Shanghai Runda Medical Technology Co. Ltd., Class A	15,800	29,597
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	12,100	23,481
	Shanghai Tunnel Engineering Co. Ltd., Class A	53,000	50,084
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	9,000	15,215
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	5,600	14,065
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	56,801	65,678
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	13,100	29,605
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	16,000	12,322
	Shanxi Blue Flame Holding Co. Ltd., Class A	27,700	32,264
	Shanxi Coking Co. Ltd., Class A	25,200	19,618
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	19,600	36,045
	Shanxi Securities Co. Ltd., Class A	45,300	38,532
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	75,600	43,709
	Shanying International Holding Co. Ltd., Class A	45,500	15,586
	Shenghe Resources Holding Co. Ltd., Class A	21,300	42,485

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*Ω	Shengjing Bank Co. Ltd., Class H	95,000	$66,541
	Shengyuan Environmental Protection Co. Ltd., Class A	6,800	17,679
	Shenzhen Agricultural Products Group Co. Ltd., Class A	17,700	16,473
	Shenzhen Airport Co. Ltd., Class A	36,800	38,844
	Shenzhen Aisidi Co. Ltd., Class A	14,000	17,560
	Shenzhen Cereals Holdings Co. Ltd., Class A	20,900	22,948
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	1,506	34,088
	Shenzhen Gas Corp. Ltd., Class A	31,800	31,778
	Shenzhen Gongjin Electronics Co. Ltd., Class A	18,500	24,777
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	19,500	13,115
	Shenzhen Huaqiang Industry Co. Ltd., Class A	12,100	21,425
	Shenzhen International Holdings Ltd.	215,255	193,787
	Shenzhen Investment Ltd.	335,199	64,654
	Shenzhen Jinjia Group Co. Ltd., Class A	37,700	39,852
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	22,000	16,945
	Shenzhen Kinwong Electronic Co. Ltd., Class A	8,200	27,329
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	13,600	16,093
	Shenzhen Leaguer Co. Ltd., Class A	15,600	19,632
	Shenzhen Microgate Technology Co. Ltd., Class A	16,900	20,877
*	Shenzhen MTC Co. Ltd., Class A	62,300	43,326
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	36,500	17,873
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	49,800	23,468
	Shenzhen Properties & Resources Development Group Ltd., Class A	13,300	18,566
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	12,700	22,130
	Shenzhen Sunway Communication Co. Ltd., Class A	6,000	16,653
	Shenzhen Tagen Group Co. Ltd., Class A	33,900	26,236
	Shenzhen Topband Co. Ltd., Class A	16,700	27,208
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	17,300	17,170
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	54,696	42,195
	Shenzhen Yinghe Technology Co. Ltd., Class A	7,900	21,037
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	5,200	19,042
	Shenzhen Zhenye Group Co. Ltd., Class A	14,700	10,277
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	59,400	43,454
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	39,800	39,800
*††	Shimao Group Holdings Ltd.	11,500	1,214
#	Shoucheng Holdings Ltd.	466,000	120,832
	Shougang Fushan Resources Group Ltd.	483,728	164,418
	Shui On Land Ltd.	435,000	52,746
*	Sichuan Development Lomon Co. Ltd., Class A	33,800	45,694
*	Sichuan Haite High-tech Co. Ltd., Class A	9,300	11,976
	Sichuan Hebang Biotechnology Co. Ltd., Class A	124,740	49,825
*	Sichuan Lutianhua Co. Ltd., Class A	20,500	13,427
	Sichuan Yahua Industrial Group Co. Ltd., Class A	12,400	33,686
	SIIC Environment Holdings Ltd.	349,300	51,198
	Sinofert Holdings Ltd.	518,000	65,472
	Sinolink Securities Co. Ltd., Class A	18,400	25,013
	Sinoma International Engineering Co., Class A	49,000	102,172
	Sino-Ocean Group Holding Ltd.	559,500	49,378
	Sinopec Engineering Group Co. Ltd., Class H	285,000	147,790
	Sinopharm Group Co. Ltd., Class H	260,000	920,992
	Sino-Platinum Metals Co. Ltd., Class A	10,790	26,130
	Sinosteel Engineering & Technology Co. Ltd., Class A	25,100	32,136
	Sinotrans Ltd., Class H	409,000	141,521
	Sinotruk Jinan Truck Co. Ltd., Class A	14,420	30,405
	Skyworth Group Ltd.	315,749	157,415
	Sobute New Materials Co. Ltd., Class A	6,800	14,446
*	SOHO China Ltd.	325,000	54,323
*	South Manganese Investment Ltd.	131,000	8,261
	Southwest Securities Co. Ltd., Class A	72,100	40,065

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	STO Express Co. Ltd., Class A	17,500	$27,120
	Sumavision Technologies Co. Ltd., Class A	25,100	23,589
	Sun Art Retail Group Ltd.	456,000	198,214
*	Sun King Technology Group Ltd.	234,000	52,429
	Sunflower Pharmaceutical Group Co. Ltd., Class A	9,300	35,392
	Suning Universal Co. Ltd., Class A	36,974	15,715
*††Ω	Sunshine 100 China Holdings Ltd.	231,000	2,031
*	Sunward Intelligent Equipment Co. Ltd., Class A	16,400	14,332
	Suzhou Anjie Technology Co. Ltd., Class A	11,300	21,380
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	56,500	44,089
	SY Holdings Group Ltd.	61,500	49,006
	Symphony Holdings Ltd.	280,000	33,167
*	Talkweb Information System Co. Ltd., Class A	23,300	40,886
*	Tangrenshen Group Co. Ltd., Class A	21,700	22,853
	Tangshan Jidong Cement Co. Ltd., Class A	27,800	32,785
	TangShan Port Group Co. Ltd., Class A	58,200	33,215
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	25,500	21,314
	TCL Electronics Holdings Ltd.	176,000	82,392
	Tian An China Investment Co. Ltd.	115,000	62,319
	Tian Di Science & Technology Co. Ltd., Class A	50,500	39,876
*††	Tian Shan Development Holding Ltd.	62,000	2,922
	Tiande Chemical Holdings Ltd.	56,000	15,310
	Tiangong International Co. Ltd.	254,000	77,238
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	88,000	35,104
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	8,900	27,663
	Tianjin Teda Co. Ltd., Class A	32,100	19,292
	Tianma Microelectronics Co. Ltd., Class A	34,900	49,745
#	Tianneng Power International Ltd.	136,000	157,922
	Tianshui Huatian Technology Co. Ltd., Class A	53,600	69,469
*††	Tianyun International Holdings Ltd.	66,000	15,120
	Tomson Group Ltd.	94,160	21,304
	Tong Ren Tang Technologies Co. Ltd., Class H	119,000	128,856
#*	Tongdao Liepin Group	27,200	34,850
*	Tongguan Gold Group Ltd.	82,000	3,816
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	24,300	15,460
	Tongling Nonferrous Metals Group Co. Ltd., Class A	142,300	67,708
	Tongyu Heavy Industry Co. Ltd., Class A	102,900	37,475
	Topsec Technologies Group, Inc., Class A	14,700	25,203
	TravelSky Technology Ltd., Class H	14,000	27,946
*	Trigiant Group Ltd.	238,000	12,014
	Truking Technology Ltd., Class A	9,300	21,138
	Truly International Holdings Ltd.	408,000	51,704
	Unilumin Group Co. Ltd., Class A	16,800	20,270
*	United Energy Group Ltd.	1,410,000	212,478
	Valiant Co. Ltd., Class A	9,000	23,835
	Vatti Corp. Ltd., Class A	9,200	9,435
#*Ω	Venus MedTech Hangzhou, Inc., Class H	35,500	49,699
	Victory Giant Technology Huizhou Co. Ltd., Class A	9,300	24,915
	Vinda International Holdings Ltd.	6,000	15,677
*Ω	Viva Biotech Holdings	149,000	30,708
*	Vnet Group, Inc., ADR	31,857	93,660
*	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	14,900	16,971
	Wangneng Environment Co. Ltd., Class A	8,300	20,554
	Wangsu Science & Technology Co. Ltd., Class A	43,600	56,725
	Wanguo International Mining Group Ltd.	38,000	12,729
	Wanxiang Qianchao Co. Ltd., Class A	44,640	32,852
	Wasion Holdings Ltd.	84,000	37,478
	Wasu Media Holding Co. Ltd., Class A	36,300	49,707
*	Weibo Corp., Sponsored ADR	11,195	196,024

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*	Weibo Corp., Class A	620	$11,121
*	Wellhope Foods Co. Ltd., Class A	8,300	12,203
	West China Cement Ltd.	528,000	65,424
	Western Securities Co. Ltd., Class A	59,400	57,512
	Wolong Electric Group Co. Ltd., Class A	17,500	31,044
	Wuchan Zhongda Group Co. Ltd., Class A	60,523	47,701
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	14,200	20,901
	Wuhu Token Science Co. Ltd., Class A	27,900	24,788
	Wushang Group Co. Ltd., Class A	11,700	19,248
	Wuxi Boton Technology Co. Ltd., Class A	10,500	45,248
	Wuxi Taiji Industry Co. Ltd., Class A	17,400	16,600
	Xiamen Intretech, Inc., Class A	9,500	24,513
	Xiamen ITG Group Corp. Ltd., Class A	19,700	25,940
	Xiamen Xiangyu Co. Ltd., Class A	33,700	51,937
*	Xinchen China Power Holdings Ltd.	86,000	3,200
	Xinfengming Group Co. Ltd., Class A	19,600	29,177
	Xingda International Holdings Ltd.	233,143	47,880
	Xingfa Aluminium Holdings Ltd.	46,000	41,368
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	122,000	100,047
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	205,000	36,201
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	45,300	42,820
#	Xinte Energy Co. Ltd., Class H	69,600	172,332
	Xinxiang Chemical Fiber Co. Ltd., Class A	42,300	19,795
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	78,600	51,686
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	24,300	39,809
	Xinyi Energy Holdings Ltd.	355,409	99,444
	Xinyu Iron & Steel Co. Ltd., Class A	32,400	18,600
	Xuji Electric Co. Ltd., Class A	8,700	28,339
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	4,900	21,952
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	9,200	20,127
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	11,600	45,530
	Yeebo International Holdings Ltd.	102,000	36,431
	Yibin Tianyuan Group Co. Ltd., Class A	18,070	18,051
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	89,600	80,893
*	Yifan Pharmaceutical Co. Ltd., Class A	12,000	26,030
	Yip’s Chemical Holdings Ltd.	78,000	35,833
	Yixintang Pharmaceutical Group Co. Ltd., Class A	6,700	27,943
	Youngor Group Co. Ltd., Class A	49,300	48,855
*	Youzu Interactive Co. Ltd., Class A	27,700	87,805
#	Yuexiu Property Co. Ltd.	288,000	416,639
	Yunnan Copper Co. Ltd., Class A	26,500	48,309
	Yunnan Tin Co. Ltd., Class A	23,600	52,719
#*	Zall Smart Commerce Group Ltd.	380,000	19,134
*	Zhaojin Mining Industry Co. Ltd., Class H	51,500	81,982
	Zhefu Holding Group Co. Ltd., Class A	80,600	44,483
*	Zhejiang Century Huatong Group Co. Ltd., Class A	106,800	105,861
	Zhejiang Communications Technology Co. Ltd.	26,100	23,289
	Zhejiang Crystal-Optech Co. Ltd., Class A	13,000	21,847
	Zhejiang Hailiang Co. Ltd., Class A	17,900	31,503
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	15,200	16,926
	Zhejiang Huace Film & Television Co. Ltd., Class A	22,700	28,321
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	27,100	38,557
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	6,100	17,112
*	Zhejiang Jingu Co. Ltd., Class A	21,900	21,226
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	15,400	32,983
	Zhejiang Medicine Co. Ltd., Class A	19,100	33,047
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	1,779	15,145
	Zhejiang Runtu Co. Ltd., Class A	28,700	30,659
	Zhejiang Semir Garment Co. Ltd., Class A	39,800	38,637

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Southeast Space Frame Co. Ltd., Class A	14,900	$13,930
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	5,400	22,018
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	22,300	19,637
*	Zhejiang Wanliyang Co. Ltd., Class A	16,100	19,715
	Zhejiang Wanma Co. Ltd., Class A	15,200	23,691
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	11,600	25,040
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	13,160	23,810
	Zhejiang Yasha Decoration Co. Ltd., Class A	25,500	16,884
	Zhejiang Yinlun Machinery Co. Ltd., Class A	14,100	27,618
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	53,400	59,622
*	Zhong An Group Ltd.	445,000	13,093
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	53,700	40,983
	Zhongsheng Group Holdings Ltd.	83,000	354,536
*Ω	Zhongyuan Bank Co. Ltd., Class H	145,000	10,739
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	122,000	55,905
	Zhuhai Huafa Properties Co. Ltd., Class A	22,100	33,894
	Zhuzhou Kibing Group Co. Ltd., Class A	15,300	22,757
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	32,460	33,359
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	269,800	147,269

TOTAL CHINA.			46,403,676

COLOMBIA — (0.0%)
	Grupo Argos SA	28,904	54,449
	Mineros SA	34,702	14,773

TOTAL COLOMBIA			69,222

DENMARK — (1.8%)
	Alm Brand AS	319,736	591,503
	BankNordik P/F	1,321	28,236
*	Bavarian Nordic AS	14,090	387,487
*	Brodrene Hartmann AS	569	23,566
	Columbus AS	23,788	24,957
	D/S Norden AS	9,351	587,586
	Dfds AS	10,929	440,257
	FLSmidth & Co. AS	16,728	660,895
	Gabriel Holding AS	100	6,301
*	GN Store Nord AS	22,890	611,069
	GronlandsBANKEN AS	210	18,767
	H Lundbeck AS	86,526	458,122
	H Lundbeck AS, Class A	17,847	89,889
*	H+H International AS, Class B	6,441	105,742
	ISS AS	44,132	922,699
*	Jyske Bank AS	18,173	1,328,698
	Matas AS	10,392	130,746
*	Nilfisk Holding AS	7,146	146,734
*	NKT AS	15,364	807,429
	North Media AS	2,598	23,082
	Per Aarsleff Holding AS	5,520	237,749
	Ringkjoebing Landbobank AS	9,222	1,297,139
	Rockwool AS, Class A	1,077	259,320
	Rockwool AS, Class B	2,258	546,893
*	RTX AS	1,806	36,611
Ω	Scandinavian Tobacco Group AS, Class A	18,116	353,843
	Schouw & Co. AS	4,181	355,960
	Solar AS, Class B	1,665	136,214
	SP Group AS	1,806	76,869
	Spar Nord Bank AS	33,505	544,974
	Sparekassen Sjaelland-Fyn AS	4,505	128,367

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Sydbank AS	18,681	$833,440
	TORM PLC, Class A	9,024	282,447
	Vestjysk Bank AS	59,255	30,137

TOTAL DENMARK			12,513,728

FINLAND — (1.7%)
	Aktia Bank Oyj	16,708	168,109
	Alandsbanken Abp, Class B	2,284	88,624
	Anora Group Oyj	6,620	38,690
	Apetit Oyj	1,113	14,994
	Aspo Oyj	4,867	43,734
	Atria Oyj	3,506	41,685
	Bittium Oyj	5,009	22,914
	Cargotec Oyj, Class B	10,303	569,337
	Digia Oyj	4,078	24,798
Ω	Enento Group Oyj	3,980	81,414
	Fiskars Oyj Abp	10,410	179,892
	Fortum Oyj	6,229	93,036
	Glaston OYJ ABP	8,852	9,589
*	HKScan Oyj, Class A	16,407	14,374
	Huhtamaki Oyj	26,666	961,203
	Kamux Corp.	1,769	10,835
	Kemira Oyj	33,583	589,105
	Kesko Oyj, Class A	2,319	48,121
	Kesko Oyj, Class B	6,187	128,986
	Konecranes Oyj	14,581	571,136
	Lassila & Tikanoja Oyj	10,732	120,625
	Metsa Board Oyj, Class A	2,149	25,220
	Metsa Board Oyj, Class B	50,727	365,784
*	NoHo Partners Oyj	1,625	14,385
	Nokian Renkaat Oyj	28,713	279,733
	Olvi Oyj, Class A	3,777	123,271
	Oma Saastopankki Oyj	2,569	54,928
	Oriola Oyj, Class A	4,300	7,132
	Oriola Oyj, Class B	39,268	62,857
	Outokumpu Oyj	104,294	568,566
*	Pihlajalinna Oyj	6,174	62,256
	Ponsse Oyj	730	22,912
	Raisio Oyj, Class V	36,679	92,123
	Rapala VMC Oyj	4,631	20,460
Ω	Rovio Entertainment Oyj	10,536	108,167
	Sanoma Oyj	19,907	172,641
*	SRV Group Oyj	786	3,417
	Stora Enso Oyj, Class R	124,293	1,576,886
	Taaleri Oyj	5,902	67,631
*	Teleste Oyj	3,463	13,106
Ω	Terveystalo Oyj	25,369	221,815
	TietoEVRY Oyj	29,571	944,907
	Uponor Oyj	12,990	346,653
	Valmet Oyj	45,995	1,556,090
	Wartsila OYJ Abp	106,918	1,239,947
*	WithSecure Oyj	25,449	41,768

TOTAL FINLAND			11,813,856

FRANCE — (4.6%)
	AKWEL	2,712	40,245
Ω	ALD SA	33,840	407,666
	Alstom SA	82,238	2,067,017

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
Ω	Amundi SA	10,737	$703,433
	Arkema SA	15,268	1,510,662
	Assystem SA	1,526	73,082
*	Atos SE	24,554	340,384
	Axway Software SA	1,894	44,427
	Beneteau SA	9,933	159,876
	Bigben Interactive	4,235	25,298
	Boiron SA	1,406	61,862
	Bonduelle SCA	2,345	29,616
	Bouygues SA	49,914	1,827,813
	Burelle SA	63	33,976
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	448	24,664
	CBo Territoria	11,180	47,324
	Cegedim SA	2,088	45,633
*	CGG SA	144,850	108,399
	Chargeurs SA	4,216	69,250
	Cie des Alpes	6,837	108,436
	Cie Plastic Omnium SA	14,248	252,255
	Coface SA	34,135	522,485
	Derichebourg SA	23,770	147,000
	Eiffage SA	20,030	2,384,047
*	Ekinops SAS	2,652	23,844
*Ω	Elior Group SA	51,037	177,580
	Elis SA	58,949	1,170,952
	Eramet SA	1,503	146,403
	Etablissements Maurel et Prom SA	22,578	86,185
	Eurazeo SE	10,238	731,033
	Eutelsat Communications SA	38,804	257,956
	Exel Industries, Class A	396	22,174
*	Faurecia SE	42,132	874,822
	Fnac Darty SA	4,875	183,803
*	GL Events	2,532	60,825
	Groupe Crit	1,048	86,639
	Groupe SFPI	8,334	20,212
	Guerbet	1,473	27,057
	HEXAOM	1,004	19,485
	Imerys SA	10,388	427,034
	IPSOS	11,856	642,839
	Jacquet Metals SACA	4,886	95,511
*	JCDecaux SE	5,741	127,094
	Korian SA	1,876	16,277
	Laurent-Perrier	749	101,466
	Linedata Services	173	8,618
	LISI	5,091	144,296
	LNA Sante SA	1,202	42,137
Ω	Maisons du Monde SA	7,171	75,639
	Manitou BF SA	2,169	53,570
	Mersen SA	5,929	239,177
	Metropole Television SA	4,366	70,488
*	Nacon SA	1,906	5,058
	Nexity SA	1,675	43,943
	NRJ Group	6,338	48,775
*	OL Groupe SA	4,185	13,571
	Quadient SA	11,111	220,866
*	Renault SA	55,113	2,047,060
	Rexel SA	51,098	1,183,614
	Rothschild & Co.	10,368	535,238
	Samse SACA	262	54,750
	Savencia SA	1,752	121,678

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	SCOR SE	40,167	$1,038,963
	SEB SA	5,699	653,459
	Seche Environnement SA	1,014	116,034
	SES SA	101,260	628,079
*Ω	SMCP SA	13,403	118,662
	Societe BIC SA	4,041	249,395
	Societe LDC SA	825	103,588
	Sopra Steria Group SACA	3,374	730,348
	Stef SA	927	107,578
	Synergie SE	2,390	86,923
	Technip Energies NV	32,441	719,730
	Television Francaise 1	14,457	116,506
	Totalenergies EP Gabon	282	55,945
	Trigano SA	2,049	266,931
*	Ubisoft Entertainment SA	12,276	359,529
	Valeo	53,608	1,046,785
*	Vallourec SA	34,479	393,869
	Vicat SA	4,021	117,308
	VIEL & Cie SA	3,477	29,127
	Vilmorin & Cie SA	2,045	97,008
	Vivendi SE	161,792	1,777,196
	Vranken-Pommery Monopole SA	1,043	20,852
*Ω	Worldline SA	22,184	965,064
*Ω	X-Fab Silicon Foundries SE	17,602	149,925

TOTAL FRANCE			31,191,323

GERMANY — (5.4%)
	1&1 AG	3,707	43,258
	3U Holding AG	3,974	23,839
	7C Solarparken AG	17,690	77,706
*	Aareal Bank AG	15,492	527,471
	All for One Group SE	212	9,621
	AlzChem Group AG	1,011	21,166
Ω	Aumann AG	2,278	41,823
	Aurubis AG	9,174	860,679
*	Bauer AG	5,022	35,520
	BayWa AG	4,365	186,906
Ω	Befesa SA	5,892	265,275
	Bertrandt AG	898	50,027
*	Bijou Brigitte AG	1,477	89,220
	Bilfinger SE	9,612	415,850
*	Borussia Dortmund GmbH & Co. KGaA	25,902	129,575
	Brenntag SE	20,646	1,682,745
	CANCOM SE	7,430	267,532
*	CECONOMY AG	104,272	318,192
	Cewe Stiftung & Co. KGAA	1,803	185,729
*	Commerzbank AG	21,687	241,010
	Continental AG	27,863	1,955,067
*Ω	Covestro AG	55,738	2,445,251
	CropEnergies AG	8,453	97,897
	Deutz AG	41,097	273,180
	DMG Mori AG	411	19,474
	Draegerwerk AG & Co. KGaA	853	39,296
	Duerr AG	12,498	433,643
Ω	DWS Group GmbH & Co. KGaA	9,831	326,885
	EDAG Engineering Group AG	1,985	23,237
	Elmos Semiconductor SE	2,528	191,077
	ElringKlinger AG	8,846	99,436
	Evonik Industries AG	46,390	1,012,531

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#*	flatexDEGIRO AG	12,319	$132,769
	FORTEC Elektronik AG	585	14,706
#*	Fraport AG Frankfurt Airport Services Worldwide	8,317	447,931
	Freenet AG	36,293	1,034,678
	Fresenius Medical Care AG & Co. KGaA	47,923	2,325,414
	Fuchs Petrolub SE	8,880	288,415
	Gerresheimer AG	8,611	938,318
	Gesco SE	2,252	67,278
*	Global Fashion Group SA	10,958	9,995
*	H&R GmbH & Co. KGaA	4,152	23,814
	Hamburger Hafen und Logistik AG	7,278	100,437
	HeidelbergCement AG	41,205	3,120,932
#*	Heidelberger Druckmaschinen AG	44,000	91,214
	Hornbach Holding AG & Co. KGaA	2,788	236,890
	Indus Holding AG	555	16,438
Ω	Instone Real Estate Group SE	20,685	165,499
	Jenoptik AG	14,474	462,015
Ω	JOST Werke SE	3,772	208,411
	K&S AG	63,951	1,275,556
	KION Group AG	12,675	525,665
	Kloeckner & Co. SE	24,048	266,931
	Knaus Tabbert AG	425	22,057
*	Koenig & Bauer AG	4,875	100,770
	Kontron AG	8,109	156,921
	KPS AG	5,091	16,281
	Krones AG	4,274	561,582
	KSB SE & Co. KGaA	62	37,266
	KWS Saat SE & Co. KGaA	3,488	226,160
	Lanxess AG	16,709	680,838
*	Mediclin AG	5,270	17,475
*	Medios AG	3,771	75,676
*	METRO AG	33,363	283,750
	MLP SE	21,361	121,752
	Mutares SE & Co. KGaA	1,320	30,593
	Norma Group SE	7,620	181,266
	OHB SE	1,667	59,300
	PATRIZIA SE	9,628	103,499
	ProSiebenSat.1 Media SE	28,852	259,097
*	q.beyond AG	32,252	26,078
	Rheinmetall AG	1,069	313,102
	RTL Group SA	4,352	203,996
	SAF-Holland SE	5,757	79,657
	Salzgitter AG	11,280	447,248
	Schloss Wachenheim AG	674	11,671
*	SGL Carbon SE	17,658	162,892
*	Siemens Energy AG	59,809	1,467,958
	Siltronic AG	3,569	257,236
	Sixt SE	3,672	455,583
*	SNP Schneider-Neureither & Partner SE	19	617
	Software AG	9,881	337,571
	Stabilus SE	7,715	504,196
	Suedzucker AG	22,772	460,016
	SUESS MicroTec SE	4,556	118,844
	Surteco Group SE	1,940	42,077
	Synlab AG	7,781	82,171
	Takkt AG	9,737	155,936
*	Talanx AG	16,074	808,454
	Technotrans SE	2,069	63,645
	Telefonica Deutschland Holding AG	276,175	933,188

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	thyssenkrupp AG	117,165	$843,145
	Traffic Systems SE	890	31,416
	United Internet AG	15,148	260,081
*	Vitesco Technologies Group AG, Class A	6,137	420,269
	Vossloh AG	2,264	103,853
	Wacker Chemie AG	4,154	642,423
	Wacker Neuson SE	10,588	258,250
	Wuestenrot & Wuerttembergische AG	8,935	162,554
	Zeal Network SE	2,099	85,935

TOTAL GERMANY			36,817,769

GREECE — (0.1%)
*	Alpha Services & Holdings SA	121,392	152,181
	Autohellas Tourist & Trading SA	2,083	29,418
	Bank of Greece	3,495	62,614
	ElvalHalcor SA	7,892	15,134
	Fourlis Holdings SA	10,074	44,457
	Hellenic Energy Holdings SA	9,333	74,107
	Intracom Holdings SA	11,350	22,260
*	LAMDA Development SA	7,984	49,320
	Motor Oil Hellas Corinth Refineries SA	5,663	134,969
	Mytilineos SA	757	21,963
*	Piraeus Financial Holdings SA	30,166	71,362
	Piraeus Port Authority SA	598	12,613
	Sarantis SA	1,468	11,610
	Thrace Plastics Holding & Co.	2,463	11,283
	Titan Cement International SA	5,589	92,313

TOTAL GREECE			805,604

HONG KONG — (1.5%)
*	Aidigong Maternal & Child Health Ltd.	312,000	20,721
	Analogue Holdings Ltd.	42,000	7,814
#*	Apollo Future Mobility Group Ltd.	1,024,000	15,569
	Asia Financial Holdings Ltd.	32,000	13,984
	ASMPT Ltd.	63,100	496,102
	Associated International Hotels Ltd.	12,000	14,398
	Bank of East Asia Ltd.	307,200	404,862
*	Blue River Holdings Ltd.	290,000	22,946
	BOCOM International Holdings Co. Ltd.	275,000	15,603
	Bright Smart Securities & Commodities Group Ltd.	176,000	31,067
*††	Brightoil Petroleum Holdings Ltd.	238,000	0
	Build King Holdings Ltd.	120,000	15,899
*††	Burwill Holdings Ltd.	664,000	0
#*	Cathay Pacific Airways Ltd.	295,909	286,331
*	Century City International Holdings Ltd.	360,000	15,440
	Cheuk Nang Holdings Ltd.	37,997	9,484
	Chevalier International Holdings Ltd.	20,000	17,467
*	China Energy Development Holdings Ltd.	2,198,000	25,504
	Chow Sang Sang Holdings International Ltd.	103,000	135,332
	CITIC Telecom International Holdings Ltd.	397,000	159,494
Ω	Crystal International Group Ltd.	149,500	57,690
	CSI Properties Ltd.	1,310,000	26,495
*††	CTEG	532,000	0
*††	CW Group Holdings Ltd.	183,500	0
	Dah Sing Banking Group Ltd.	100,400	80,530
	Dah Sing Financial Holdings Ltd.	31,200	79,932
	Eagle Nice International Holdings Ltd.	36,000	19,944
*††	EcoGreen International Group Ltd.	84,000	3,813

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Emperor International Holdings Ltd.	270,000	$21,340
	Emperor Watch & Jewellery Ltd.	790,000	17,621
*	Esprit Holdings Ltd.	775,000	63,398
	Far East Consortium International Ltd.	344,223	86,955
	First Pacific Co. Ltd.	738,000	247,130
*Ω	FIT Hon Teng Ltd.	386,000	76,533
*††	Genting Hong Kong Ltd.	331,000	3,281
	Giordano International Ltd.	296,000	89,044
	Great Eagle Holdings Ltd.	60,527	123,595
	Guotai Junan International Holdings Ltd.	945,000	79,816
#*	Haitong International Securities Group Ltd.	609,922	51,484
	Hang Lung Group Ltd.	212,000	372,701
	Hang Lung Properties Ltd.	512,000	935,898
	Hanison Construction Holdings Ltd.	105,877	14,694
*	Harbour Centre Development Ltd.	17,000	15,654
	HKBN Ltd.	197,500	139,366
	HKR International Ltd.	251,040	81,798
	Hon Kwok Land Investment Co. Ltd.	54,000	13,860
*	Hongkong & Shanghai Hotels Ltd.	121,716	119,566
Ω	Honma Golf Ltd.	28,000	11,923
*††	Hsin Chong Group Holdings Ltd.	532,000	0
Ω	Impro Precision Industries Ltd.	75,000	27,816
*	IRC Ltd.	1,822,000	20,948
	ITC Properties Group Ltd.	84,761	10,915
	Johnson Electric Holdings Ltd.	85,290	95,360
	K Wah International Holdings Ltd.	318,000	109,889
*	Kader Holdings Co. Ltd.	98,000	5,385
	Kerry Logistics Network Ltd.	131,500	186,320
	Kerry Properties Ltd.	154,000	397,336
	Kowloon Development Co. Ltd.	105,000	114,440
*	Lai Sun Development Co. Ltd.	88,200	17,377
*	Lai Sun Garment International Ltd.	136,459	26,951
	Liu Chong Hing Investment Ltd.	40,000	32,533
*††	Long Well International Holdings Ltd.	1,212,000	0
	Luk Fook Holdings International Ltd.	97,000	310,839
*	Midland Holdings Ltd.	187,517	19,649
	Modern Dental Group Ltd.	47,000	15,285
*	Mongolian Mining Corp.	162,000	58,139
	New World Development Co. Ltd.	372,000	992,078
	Nissin Foods Co. Ltd.	28,000	25,014
*††	Pacific Andes International Holdings Ltd.	668,000	0
	Pacific Basin Shipping Ltd.	1,212,000	421,723
*	Pacific Century Premium Developments Ltd.	301,000	13,450
	Pacific Textiles Holdings Ltd.	397,000	127,738
*	Paliburg Holdings Ltd.	86,000	17,910
#	PC Partner Group Ltd.	64,000	36,707
	Pico Far East Holdings Ltd.	278,000	46,877
	Public Financial Holdings Ltd.	116,000	32,557
*	Regal Hotels International Holdings Ltd.	68,000	26,890
Ω	Regina Miracle International Holdings Ltd.	29,000	10,359
	SAS Dragon Holdings Ltd.	64,000	28,495
*	Shangri-La Asia Ltd.	278,000	256,459
*	Shin Hwa World Ltd.	385,200	6,431
*	Shun Tak Holdings Ltd.	362,000	65,713
	Sino Land Co. Ltd.	13,314	17,942
	SmarTone Telecommunications Holdings Ltd.	94,000	57,213
	Soundwill Holdings Ltd.	23,500	19,880
	Stella International Holdings Ltd.	138,500	144,199
	Tai Hing Group Holdings Ltd.	54,000	6,688

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Tao Heung Holdings Ltd.	133,000	$14,482
*	Television Broadcasts Ltd.	82,600	72,398
*††	Tenwow International Holdings Ltd.	120,000	0
	Texhong International Group Ltd.	80,500	58,805
	Texwinca Holdings Ltd.	278,000	49,642
*	Tongda Group Holdings Ltd.	1,935,000	27,215
	Town Health International Medical Group Ltd.	650,000	25,246
	Transport International Holdings Ltd.	40,336	53,427
	United Laboratories International Holdings Ltd.	274,000	221,853
	Vedan International Holdings Ltd.	80,000	4,948
	VSTECS Holdings Ltd.	192,000	110,303
	Wai Kee Holdings Ltd.	72,000	14,790
*	Wang On Group Ltd.	1,400,000	8,744
Ω	WH Group Ltd.	1,552,160	864,147
	Wing Tai Properties Ltd.	72,000	32,005
*	Xingye Alloy Materials Group Ltd.	84,000	11,464
	YTO International Express & Supply Chain Technology Ltd.	28,000	6,507
	Yue Yuen Industrial Holdings Ltd.	201,500	303,243
*	Yunfeng Financial Group Ltd.	58,000	8,753

TOTAL HONG KONG			10,233,555

HUNGARY — (0.0%)
	Richter Gedeon Nyrt	7,511	181,409

INDIA — (5.0%)
	Aarti Drugs Ltd.	8,695	44,862
	Aarti Industries Ltd.	18,622	128,111
*	Aarti Pharmalabs Ltd.	4,656	20,875
	Action Construction Equipment Ltd.	10,111	51,812
*	Adani Transmission Ltd.	6,600	83,404
	ADF Foods Ltd.	3,088	28,164
	Advanced Enzyme Technologies Ltd.	6,791	21,540
	Aegis Logistics Ltd.	31,470	151,354
	AGI Greenpac Ltd.	5,757	29,281
	Agro Tech Foods Ltd.	2,464	24,116
	Ahluwalia Contracts India Ltd.	6,104	38,586
	AIA Engineering Ltd.	9,113	304,547
	Ajanta Pharma Ltd.	7,723	124,452
	Alembic Ltd.	15,848	12,134
	Alembic Pharmaceuticals Ltd.	10,543	71,654
	Alkem Laboratories Ltd.	714	30,775
	Allcargo Logistics Ltd.	14,247	47,814
	Allcargo Terminals Ltd.	14,247	10,686
	Amara Raja Batteries Ltd.	19,535	143,898
*	Amber Enterprises India Ltd.	1,643	37,659
	Anant Raj Ltd.	19,359	33,590
	Andhra Sugars Ltd.	14,285	20,267
	Angel One Ltd.	2,662	40,214
	Apar Industries Ltd.	4,076	140,489
	Apollo Tyres Ltd.	82,490	351,171
*	Arvind Fashions Ltd.	6,635	22,955
*	Arvind Ltd.	42,016	55,568
	Ashiana Housing Ltd.	6,346	13,800
*	Ashoka Buildcon Ltd.	23,322	25,105
*Ω	Aster DM Healthcare Ltd.	27,926	84,167
	Astra Microwave Products Ltd.	16,574	62,646
	Atul Ltd.	910	76,627
	Aurobindo Pharma Ltd.	63,939	481,781
	Automotive Axles Ltd.	1,036	30,611

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Avanti Feeds Ltd.	11,535	$51,114
	Bajaj Consumer Care Ltd.	16,880	32,755
*	Bajaj Hindusthan Sugar Ltd.	245,227	43,998
	Balkrishna Industries Ltd.	3,899	99,375
	Balmer Lawrie & Co. Ltd.	19,247	27,855
	Balrampur Chini Mills Ltd.	29,626	151,149
	Banco Products India Ltd.	7,771	24,586
	Bank of Baroda	234,173	541,698
	Bank of India	114,507	118,053
	Bank of Maharashtra	144,375	53,473
	Bannari Amman Sugars Ltd.	902	31,995
	BASF India Ltd.	378	10,972
*	BEML Land Assets Ltd.	3,201	8,126
	BEML Ltd.	3,201	47,701
	Bharat Bijlee Ltd.	553	18,565
	Bharat Dynamics Ltd.	6,265	77,263
	Bharat Electronics Ltd.	592,686	749,528
	Bharat Heavy Electricals Ltd.	200,182	192,992
	Birla Corp. Ltd.	6,464	72,785
	Birlasoft Ltd.	24,386	81,866
	Bombay Burmah Trading Co.	4,849	61,461
*	Borosil Ltd.	2,401	11,986
	Brigade Enterprises Ltd.	23,418	143,511
	BSE Ltd.	10,692	68,693
*	Camlin Fine Sciences Ltd.	19,146	40,480
	Canara Bank	94,771	368,699
	Caplin Point Laboratories Ltd.	3,997	33,226
	Care Ratings Ltd.	4,579	36,023
	CCL Products India Ltd.	15,057	110,499
	Ceat Ltd.	6,015	115,381
*	Central Bank of India Ltd.	119,974	44,691
	Century Enka Ltd.	3,444	16,894
	Century Textiles & Industries Ltd.	10,821	90,316
	Cera Sanitaryware Ltd.	772	59,105
	Chambal Fertilisers & Chemicals Ltd.	36,837	128,766
††	Chennai Super Kings Cricket Ltd.	33,314	172
	Cholamandalam Financial Holdings Ltd.	21,356	157,710
	Cigniti Technologies Ltd.	3,813	40,297
	City Union Bank Ltd.	90,533	157,398
Ω	Cochin Shipyard Ltd.	8,018	49,475
	Container Corp. of India Ltd.	22,302	166,972
	Coromandel International Ltd.	25,282	292,496
*	Cosmo First Ltd.	4,186	31,940
*	CSB Bank Ltd.	17,397	59,780
	Cyient Ltd.	10,755	155,538
*	D B Realty Ltd.	19,709	21,167
	Dalmia Bharat Ltd.	18,022	441,815
	Dalmia Bharat Sugar & Industries Ltd.	5,261	23,911
	DB Corp. Ltd.	16,814	24,310
	DCB Bank Ltd.	58,753	76,797
	DCM Shriram Ltd.	7,541	75,332
	DCW Ltd.	37,568	21,130
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	14,127	103,660
	Delta Corp. Ltd.	21,699	54,583
*	Dhampur Bio Organics Ltd.	11,450	23,311
	Dhampur Sugar Mills Ltd.	11,450	34,318
	Dhanuka Agritech Ltd.	3,371	26,490
*	Dish TV India Ltd.	209,091	40,708
	Dollar Industries Ltd.	4,294	18,275

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Dwarikesh Sugar Industries Ltd.	19,117	$21,564
	Dynamatic Technologies Ltd.	486	17,401
	eClerx Services Ltd.	4,926	80,633
	EID Parry India Ltd.	19,753	121,591
*	EIH Associated Hotels	1,808	10,561
*	EIH Ltd.	22,745	52,533
	Electrosteel Castings Ltd.	104,310	48,599
Ω	Endurance Technologies Ltd.	5,726	93,750
	Engineers India Ltd.	58,317	59,017
	EPL Ltd.	28,442	60,847
*Ω	Equitas Small Finance Bank Ltd.	56,690	48,027
Ω	Eris Lifesciences Ltd.	7,443	56,956
	Escorts Kubota Ltd.	8,711	211,402
	Everest Industries Ltd.	1,612	17,314
	Everest Kanto Cylinder Ltd.	6,320	7,506
	Excel Industries Ltd.	1,975	21,192
*	Exide Industries Ltd.	88,153	211,271
*	FDC Ltd.	12,195	43,769
	Federal Bank Ltd.	390,779	647,088
*	Federal-Mogul Goetze India Ltd.	4,153	16,906
	FIEM Industries Ltd.	693	15,020
	Filatex India Ltd.	27,476	12,270
	Finolex Cables Ltd.	15,463	169,108
	Finolex Industries Ltd.	48,381	99,314
	Firstsource Solutions Ltd.	58,361	83,443
	Force Motors Ltd.	1,050	17,210
*	Fortis Healthcare Ltd.	95,930	306,626
	Gabriel India Ltd.	17,080	32,250
	GAIL India Ltd.	563,053	739,756
*	Ganesh Housing Corp. Ltd.	2,638	10,753
	Garden Reach Shipbuilders & Engineers Ltd.	6,204	35,252
	Gateway Distriparks Ltd.	4,048	3,168
*	Gati Ltd.	5,798	8,470
*	GE T&D India Ltd.	10,963	23,713
Ω	General Insurance Corp. of India	17,947	33,771
	Genus Power Infrastructures Ltd.	32,993	36,741
	GHCL Ltd.	16,967	101,100
	Ghcl Textiles Ltd.	16,967	6,894
	Glenmark Pharmaceuticals Ltd.	33,446	230,641
	Godawari Power & Ispat Ltd.	12,579	55,080
	Godfrey Phillips India Ltd.	2,468	53,516
Ω	Godrej Agrovet Ltd.	7,864	42,151
*	Godrej Industries Ltd.	9,179	50,345
	Goodyear India Ltd.	1,451	19,661
	Granules India Ltd.	32,878	120,844
	Graphite India Ltd.	14,024	50,973
	Grauer & Weil India Ltd.	10,217	14,136
	Great Eastern Shipping Co. Ltd.	27,406	227,536
	Greaves Cotton Ltd.	24,203	39,646
	Greenpanel Industries Ltd.	9,316	34,102
	Greenply Industries Ltd.	10,082	17,862
	Gujarat Alkalies & Chemicals Ltd.	7,842	65,858
	Gujarat Ambuja Exports Ltd.	12,280	43,978
	Gujarat Fluorochemicals Ltd.	2,208	91,818
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	18,866	135,722
	Gujarat Pipavav Port Ltd.	48,693	67,744
	Gujarat State Petronet Ltd.	64,224	224,298
	Gulf Oil Lubricants India Ltd.	1,725	8,614
*	Hathway Cable & Datacom Ltd.	80,618	13,292

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	HBL Power Systems Ltd.	29,816	$41,219
*	HealthCare Global Enterprises Ltd.	10,118	33,444
	HEG Ltd.	2,257	30,910
	HeidelbergCement India Ltd.	15,130	31,993
	Heritage Foods Ltd.	8,870	18,423
	Hero MotoCorp Ltd.	5,217	163,689
	HFCL Ltd.	147,411	116,718
	HG Infra Engineering Ltd.	2,873	30,955
	Hikal Ltd.	9,005	32,353
	HIL Ltd.	1,383	45,837
	Himadri Speciality Chemical Ltd.	64,558	81,884
	Hindustan Aeronautics Ltd.	11,557	413,558
	Hindustan Copper Ltd.	24,909	30,971
*	Hindware Home Innovation Ltd.	3,544	16,776
	Honda India Power Products Ltd.	598	18,017
	Huhtamaki India Ltd.	2,798	7,774
	I G Petrochemicals Ltd.	4,882	28,937
	ICRA Ltd.	909	52,558
*	IDFC First Bank Ltd.	736,597	561,056
	IDFC Ltd.	299,310	323,393
*	Igarashi Motors India Ltd.	1,465	6,625
	IIFL Securities Ltd.	26,423	19,069
	India Cements Ltd.	43,951	99,865
	India Glycols Ltd.	3,432	23,790
*	Indiabulls Real Estate Ltd.	9,737	8,711
	Indian Bank	62,818	248,269
*	Indian Overseas Bank	360,585	114,219
	Indo Count Industries Ltd.	12,207	20,376
	Indoco Remedies Ltd.	6,798	26,754
	IndusInd Bank Ltd.	26,346	373,145
*	Infibeam Avenues Ltd.	129,114	21,887
*	Inox Wind Ltd.	12,758	16,780
	Insecticides India Ltd.	3,251	19,041
	Intellect Design Arena Ltd.	12,705	69,399
	IOL Chemicals & Pharmaceuticals Ltd.	5,999	29,363
	Ipca Laboratories Ltd.	29,641	257,253
Ω	IRCON International Ltd.	51,030	46,403
	ITD Cementation India Ltd.	8,815	13,396
	J Kumar Infraprojects Ltd.	9,206	30,969
	Jagran Prakashan Ltd.	18,748	16,856
	Jai Corp. Ltd.	12,215	22,250
*	Jammu & Kashmir Bank Ltd.	63,698	45,688
	Jamna Auto Industries Ltd.	6,298	8,080
	Jindal Poly Films Ltd.	3,854	29,488
	Jindal Saw Ltd.	53,430	107,211
	Jindal Stainless Ltd.	110,462	383,920
	Jindal Steel & Power Ltd.	101,247	723,405
	JK Cement Ltd.	5,781	212,702
	JK Lakshmi Cement Ltd.	14,023	134,218
	JK Paper Ltd.	21,843	101,195
	JK Tyre & Industries Ltd.	17,886	39,346
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	548	7,507
	JSW Energy Ltd.	118,534	377,220
	JTEKT India Ltd.	11,906	15,992
	Jubilant Ingrevia Ltd.	13,841	71,356
	Jubilant Pharmova Ltd.	11,620	44,143
*	Just Dial Ltd.	5,109	42,144
	Jyothy Labs Ltd.	34,605	82,171
	Kalpataru Power Transmission Ltd.	17,626	116,649

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Kalyani Steels Ltd.	7,765	$31,513
	Kansai Nerolac Paints Ltd.	16,503	76,772
	Karnataka Bank Ltd.	80,186	132,525
	Karur Vysya Bank Ltd.	100,489	120,460
	Kaveri Seed Co. Ltd.	4,744	30,840
	KCP Ltd.	19,493	25,339
	KEC International Ltd.	25,269	141,888
	KEI Industries Ltd.	10,152	235,929
*	Kesoram Industries Ltd.	39,318	29,364
	Kewal Kiran Clothing Ltd.	3,197	18,107
*	Kiri Industries Ltd.	1,599	5,786
	Kirloskar Brothers Ltd.	5,401	28,259
	Kirloskar Ferrous Industries Ltd.	9,588	48,262
	Kirloskar Oil Engines Ltd.	10,569	51,052
	Kitex Garments Ltd.	5,027	9,895
	KNR Constructions Ltd.	27,447	80,798
	Kolte-Patil Developers Ltd.	5,519	17,089
	Kovai Medical Center & Hospital	843	20,245
	KPR Mill Ltd.	11,903	87,694
	KRBL Ltd.	16,796	81,250
	LA Opala RG Ltd.	7,436	35,012
	Lakshmi Machine Works Ltd.	568	75,183
	LG Balakrishnan & Bros Ltd.	7,187	76,659
	LT Foods Ltd.	40,174	54,636
	Lumax Auto Technologies Ltd.	4,253	16,326
	Lupin Ltd.	42,305	366,386
*	LUX Industries Ltd.	628	10,545
	Maharashtra Seamless Ltd.	14,386	75,783
	Mahindra CIE Automotive Ltd.	29,639	145,280
	Mahindra Lifespace Developers Ltd.	15,138	69,051
	Maithan Alloys Ltd.	1,484	16,464
	Man Infraconstruction Ltd.	15,353	15,360
	Mangalam Cement Ltd.	3,267	11,538
	Marksans Pharma Ltd.	59,055	58,293
	Mastek Ltd.	2,337	49,222
*	Max Ventures & Industries Ltd.	9,610	22,639
	Mayur Uniquoters Ltd.	2,063	12,880
	Mazagon Dock Shipbuilders Ltd.	7,521	69,634
	Meghmani Finechem Ltd.	870	10,219
	Meghmani Organics Ltd.	29,423	30,724
	Minda Corp. Ltd.	16,296	56,582
*	Mirza International Ltd.	11,137	9,033
Ω	Mishra Dhatu Nigam Ltd.	8,726	21,932
	MM Forgings Ltd.	2,528	25,908
	Monte Carlo Fashions Ltd.	1,211	10,515
	Motherson Sumi Wiring India Ltd.	21,035	13,878
	MRF Ltd.	454	494,330
	Mrs Bectors Food Specialities Ltd.	2,572	19,454
	Mukand Ltd.	6,374	10,210
	Multi Commodity Exchange of India Ltd.	6,048	103,836
	Natco Pharma Ltd.	13,605	95,764
	National Aluminium Co. Ltd.	201,774	205,284
*	National Fertilizers Ltd.	13,589	13,177
	Nava Ltd.	21,096	60,920
	Navneet Education Ltd.	18,503	26,095
	NBCC India Ltd.	147,802	71,429
	NCC Ltd.	97,963	143,712
	NCL Industries Ltd.	7,001	16,048
	NESCO Ltd.	3,968	26,922

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Neuland Laboratories Ltd.	2,588	$67,644
	Newgen Software Technologies Ltd.	2,591	16,034
*	NIIT Ltd.	10,780	47,939
	Nilkamal Ltd.	1,432	36,078
Ω	Nippon Life India Asset Management Ltd.	24,048	70,257
	NMDC Ltd.	153,931	205,140
*††	NMDC Steel Ltd.	153,931	69,596
	NOCIL Ltd.	22,530	58,837
	Novartis India Ltd.	1,209	8,811
	NRB Bearings Ltd.	7,863	14,506
	Oberoi Realty Ltd.	18,539	207,367
*	Omaxe Ltd.	8,674	5,675
	Oracle Financial Services Software Ltd.	4,537	198,799
	Orient Cement Ltd.	25,897	40,339
	Orient Paper & Industries Ltd.	25,398	13,526
	Oriental Carbon & Chemicals Ltd.	1,832	15,689
	Panama Petrochem Ltd.	2,894	10,533
*Ω	Parag Milk Foods Ltd.	6,480	6,978
*	Patel Engineering Ltd.	80,785	20,292
*	PC Jeweller Ltd.	62,691	19,623
	PCBL Ltd.	36,684	57,612
	Petronet LNG Ltd.	186,651	541,778
	Phoenix Mills Ltd.	15,920	281,735
	PNC Infratech Ltd.	17,993	62,493
	Polyplex Corp. Ltd.	4,412	73,622
	Power Mech Projects Ltd.	1,284	41,401
*	Prakash Industries Ltd.	25,349	17,003
Ω	Prataap Snacks Ltd.	1,310	11,602
	Prestige Estates Projects Ltd.	32,983	197,863
*	Pricol Ltd.	16,687	51,237
*	Prism Johnson Ltd.	29,365	44,705
	PSP Projects Ltd.	1,511	12,747
	Punjab National Bank	434,872	279,240
	Rain Industries Ltd.	44,748	89,031
	Rajesh Exports Ltd.	12,943	88,444
	Rallis India Ltd.	16,538	38,306
	Ramco Cements Ltd.	22,141	200,221
	Ramkrishna Forgings Ltd.	17,745	70,409
	Rane Holdings Ltd.	2,025	23,083
	Rashtriya Chemicals & Fertilizers Ltd.	39,338	52,558
	Ratnamani Metals & Tubes Ltd.	5,795	152,422
	Raymond Ltd.	9,936	194,006
*Ω	RBL Bank Ltd.	47,416	93,774
	Redington Ltd.	131,696	271,875
	Redtape Ltd.	11,137	29,919
*	Reliance Power Ltd.	642,896	97,186
	Rico Auto Industries Ltd.	16,938	14,909
	RITES Ltd.	11,078	52,177
	RSWM Ltd.	7,446	16,757
	Sagar Cements Ltd.	6,506	15,352
	Samvardhana Motherson International Ltd.	22,537	20,341
	Sandhar Technologies Ltd.	2,664	6,879
	Sangam India Ltd.	1,977	6,600
*	Sanghi Industries Ltd.	18,177	14,346
	Sanghvi Movers Ltd.	2,991	14,175
	Sarda Energy & Minerals Ltd.	2,761	37,801
	Savita Oil Technologies Ltd.	5,680	19,395
*	Sequent Scientific Ltd.	8,389	7,607
	Seshasayee Paper & Boards Ltd.	7,419	25,458

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	SH Kelkar & Co. Ltd.	11,863	$16,719
	Shankara Building Products Ltd.	990	7,642
	Sharda Cropchem Ltd.	4,998	28,477
	Sharda Motor Industries Ltd.	1,048	8,982
	Shipping Corp. of India Ltd.	32,265	35,981
	Shipping Corp. of India Ltd.	32,265	10,665
*	SIS Ltd.	6,676	31,437
	Siyaram Silk Mills Ltd.	2,979	17,848
	Sobha Ltd.	10,497	59,548
	Somany Ceramics Ltd.	3,402	22,217
*	South Indian Bank Ltd.	497,625	100,514
*	Star Cement Ltd.	16,744	23,947
	Steel Authority of India Ltd.	293,027	297,411
	Sterlite Technologies Ltd.	30,912	60,925
*	Strides Pharma Science Ltd.	11,768	48,928
*	Subex Ltd.	107,968	42,874
	Subros Ltd.	5,228	19,758
	Sudarshan Chemical Industries Ltd.	6,005	30,332
	Sun TV Network Ltd.	19,125	101,248
	Sundaram-Clayton Ltd.	1,180	57,602
	Sunteck Realty Ltd.	12,856	47,718
	Suprajit Engineering Ltd.	16,641	73,198
	Supreme Petrochem Ltd.	12,254	57,365
	Surya Roshni Ltd.	4,819	47,027
	Sutlej Textiles & Industries Ltd.	4,639	2,948
	Tamil Nadu Newsprint & Papers Ltd.	11,959	35,426
	Tamilnadu Petroproducts Ltd.	14,233	14,752
	Tata Chemicals Ltd.	38,512	449,599
	Tata Coffee Ltd.	16,634	44,839
	Tata Metaliks Ltd.	1,163	11,077
*Ω	TCNS Clothing Co. Ltd.	1,568	9,391
	TD Power Systems Ltd.	16,940	36,389
	Techno Electric & Engineering Co. Ltd.	13,654	62,337
*Ω	Tejas Networks Ltd.	8,361	67,514
	Texmaco Rail & Engineering Ltd.	63,696	44,487
	Thirumalai Chemicals Ltd.	11,355	27,714
*	Thomas Cook India Ltd.	36,783	29,689
	Tide Water Oil Co. India Ltd.	1,174	12,417
	Time Technoplast Ltd.	29,889	30,982
	Tinplate Co. of India Ltd.	6,946	27,688
*	Titagarh Wagons Ltd.	8,195	33,343
	TransIndia Realty & Logistics Parks Ltd.	14,247	4,225
	Transport Corp. of India Ltd.	6,289	48,543
	Trident Ltd.	241,317	92,144
	Triveni Engineering & Industries Ltd.	13,982	49,266
	TVS Srichakra Ltd.	1,006	34,755
	Uflex Ltd.	9,820	48,498
Ω	Ujjivan Small Finance Bank Ltd.	48,339	16,500
	Unichem Laboratories Ltd.	9,845	45,960
	Union Bank of India Ltd.	182,028	169,464
	UPL Ltd.	117,632	1,066,009
	Usha Martin Ltd.	39,122	102,472
	UTI Asset Management Co. Ltd.	4,540	36,585
*	VA Tech Wabag Ltd.	10,705	51,322
	Vakrangee Ltd.	169,780	35,125
*	Vardhman Textiles Ltd.	26,060	101,334
*Ω	Varroc Engineering Ltd.	8,500	30,297
	Venky’s India Ltd.	1,292	24,736
	Vesuvius India Ltd.	2,035	41,989

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Vimta Labs Ltd.	1,870	$8,762
	Vindhya Telelinks Ltd.	1,643	35,207
*	Vodafone Idea Ltd.	864,094	73,645
	Voltamp Transformers Ltd.	884	32,298
	Voltas Ltd.	8,235	80,582
	VST Industries Ltd.	911	36,489
	VST Tillers Tractors Ltd.	936	28,538
	Welspun Corp. Ltd.	33,813	93,586
	Welspun Enterprises Ltd.	16,081	27,984
	Welspun India Ltd.	49,609	53,388
	West Coast Paper Mills Ltd.	10,379	70,315
*	Wockhardt Ltd.	8,013	16,590
*	Wonderla Holidays Ltd.	2,335	12,906
*	Yes Bank Ltd.	170,161	32,748
	Zee Entertainment Enterprises Ltd.	220,917	534,537
*	Zee Media Corp. Ltd.	125,644	13,846
	Zensar Technologies Ltd.	16,196	55,431
	Zydus Lifesciences Ltd.	44,718	285,127
	Zydus Wellness Ltd.	3,889	74,032

TOTAL INDIA			34,139,655

INDONESIA — (0.5%)
	ABM Investama Tbk PT	132,000	30,067
	Ace Hardware Indonesia Tbk PT	1,049,300	32,248
*	Alam Sutera Realty Tbk PT	1,165,900	14,169
	Astra Agro Lestari Tbk PT	115,100	60,645
	Astra Otoparts Tbk PT	172,500	21,541
*	Bank Bukopin Tbk PT	2,686,500	18,885
*	Bank Capital Indonesia Tbk PT	991,200	8,794
*	Bank China Construction Bank Indonesia Tbk PT	2,929,400	13,782
*	Bank Ganesha Tbk PT	1,421,600	6,492
*	Bank Mayapada International Tbk PT	1,396,100	47,633
	Bank Maybank Indonesia Tbk PT	2,873,800	44,649
*	Bank MNC Internasional Tbk PT	3,124,100	16,848
*	Bank Nationalnobu Tbk PT	80,900	2,762
	Bank OCBC Nisp Tbk PT	566,200	32,065
	Bank Pan Indonesia Tbk PT	621,700	46,847
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	380,853	32,601
	Bank Pembangunan Daerah Jawa Timur Tbk PT	853,700	39,290
	Bank Tabungan Negara Persero Tbk PT	1,208,764	102,810
	BISI International Tbk PT	236,900	27,149
	Blue Bird Tbk PT	151,800	18,282
*	Buana Lintas Lautan Tbk PT	1,461,500	12,061
	Bukit Asam Tbk PT	684,200	193,508
*	Bumi Serpong Damai Tbk PT	1,255,900	91,304
	Ciputra Development Tbk PT	1,736,586	117,829
	Delta Dunia Makmur Tbk PT	888,000	19,648
	Dharma Satya Nusantara Tbk PT	494,300	20,907
	Elnusa Tbk PT	1,110,000	24,420
	Erajaya Swasembada Tbk PT	1,768,000	59,958
*	Gajah Tunggal Tbk PT	310,300	14,804
	Gudang Garam Tbk PT	80,700	156,586
	Harum Energy Tbk PT	231,100	23,881
	Hexindo Adiperkasa Tbk PT	60,300	23,431
	Indah Kiat Pulp & Paper Tbk PT	507,600	269,725
	Indika Energy Tbk PT	467,500	83,158
	Indo Tambangraya Megah Tbk PT	56,400	128,310
	Indocement Tunggal Prakarsa Tbk PT	211,200	156,416
	Indofood Sukses Makmur Tbk PT	617,700	271,894

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Indomobil Sukses Internasional Tbk PT	319,500	$51,407
	Integra Indocabinet Tbk PT	423,800	12,150
	Japfa Comfeed Indonesia Tbk PT	790,900	56,152
*	Kawasan Industri Jababeka Tbk PT	3,135,500	25,643
*	Krakatau Steel Persero Tbk PT	689,800	13,366
*	Lippo Karawaci Tbk PT	4,211,950	26,742
	Medco Energi Internasional Tbk PT	1,754,872	121,608
*	Media Nusantara Citra Tbk PT	1,313,500	52,913
*	MNC Land Tbk PT	12,970,200	61,963
*	MNC Vision Networks Tbk PT	4,804,100	16,386
*	Mulia Industrindo Tbk PT	256,900	8,760
*††	Omni Inovasi Indonesia Tbk PT	247,700	85
	Pabrik Kertas Tjiwi Kimia Tbk PT	189,100	87,506
	Pakuwon Jati Tbk PT	2,451,800	81,331
*	Paninvest Tbk PT	116,400	8,185
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	637,600	44,150
*	PP Persero Tbk PT	199,500	8,852
	Puradelta Lestari Tbk PT	1,263,400	14,567
	Ramayana Lestari Sentosa Tbk PT	603,300	25,115
	Resource Alam Indonesia Tbk PT	280,500	9,453
*††	Rimo International Lestari Tbk PT	4,191,900	0
	Salim Ivomas Pratama Tbk PT	511,500	13,883
	Samator Indo Gas Tbk PT	71,700	9,342
	Sampoerna Agro Tbk PT	68,700	9,885
	Samudera Indonesia Tbk PT	1,503,000	39,588
*	Sarana Meditama Metropolitan Tbk PT	413,200	8,511
*	Semen Baturaja Tbk PT	54,600	1,333
	Semen Indonesia Persero Tbk PT	477,747	194,312
*††	Sri Rejeki Isman Tbk PT	1,787,400	3,335
	Steel Pipe Industry of Indonesia PT	497,300	8,420
	Summarecon Agung Tbk PT	2,151,204	82,286
	Surya Citra Media Tbk PT	1,667,100	18,776
*	Surya Semesta Internusa Tbk PT	515,500	14,840
	Tempo Scan Pacific Tbk PT	117,300	11,194
	Timah Tbk PT	610,700	42,387
*††	Trada Alam Minera Tbk PT	3,776,600	2,413
*	Trimegah Sekuritas IndonesiaTbk PT	1,532,700	21,111
	Triputra Agro Persada PT	451,400	19,707
	Tunas Baru Lampung Tbk PT	685,485	28,514
*	Waskita Karya Persero Tbk PT	697,000	10,932
	XL Axiata Tbk PT	674,293	80,706

TOTAL INDONESIA			3,633,208

IRELAND — (0.9%)
	AIB Group PLC	239,379	1,029,468
	Bank of Ireland Group PLC	330,642	3,419,799
	Cairn Homes PLC	184,023	207,952
*	Dalata Hotel Group PLC	66,572	334,615
	FBD Holdings PLC	9,012	127,134
	Glanbia PLC	15,490	234,907
*Ω	Glenveagh Properties PLC	132,660	138,453
*	Permanent TSB Group Holdings PLC	34,220	85,554
	Smurfit Kappa Group PLC	12,618	467,486

TOTAL IRELAND			6,045,368

ISRAEL — (0.7%)
	Afcon Holdings Ltd.	760	19,817
	Africa Israel Residences Ltd.	1,677	61,425

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Alrov Properties & Lodgings Ltd.	1,983	$79,326
	Arad Ltd.	3,363	41,650
	Ashtrom Group Ltd.	9,980	157,281
	AudioCodes Ltd.	2,162	22,052
	Aura Investments Ltd.	17,501	25,382
*	Avgol Industries 1953 Ltd.	17,326	8,639
	Azorim-Investment Development & Construction Co. Ltd.	33,567	80,729
*	Bet Shemesh Engines Holdings 1997 Ltd.	1,775	43,312
	Carasso Motors Ltd.	6,480	28,834
*	Cellcom Israel Ltd.	28,735	101,044
*	Clal Insurance Enterprises Holdings Ltd.	16,682	256,672
	Delek Group Ltd.	2,316	252,294
	Delta Galil Ltd.	2,465	104,323
	Dor Alon Energy in Israel 1988 Ltd.	1,112	21,939
*	Equital Ltd.	6,299	159,981
	FMS Enterprises Migun Ltd.	889	25,870
	Formula Systems 1985 Ltd.	1,912	121,091
	Formula Systems 1985 Ltd., Sponsored ADR	433	26,993
*	Gilat Satellite Networks Ltd.	8,133	37,883
*	Hagag Group Real Estate Development	3,580	11,667
*	Hamat Group Ltd.	5,206	19,743
	Harel Insurance Investments & Financial Services Ltd.	33,143	297,494
	IDI Insurance Co. Ltd.	1,856	47,887
	Ilex Medical Ltd.	1,003	21,863
	Israel Canada T.R Ltd.	25,831	47,720
	Israel Land Development Co. Ltd.	4,140	30,675
	Isras Investment Co. Ltd.	532	92,586
	Issta Ltd.	1,709	35,293
*	Kamada Ltd.	7,363	34,017
	Kenon Holdings Ltd.	5,371	142,890
	Kerur Holdings Ltd.	1,355	29,853
	Klil Industries Ltd.	356	16,096
	Lapidoth Capital Ltd.	804	12,285
	M Yochananof & Sons Ltd.	1,088	50,424
	Mediterranean Towers Ltd.	24,745	46,589
*	Mehadrin Ltd.	111	3,449
*	Meitav Investment House Ltd.	8,070	26,524
	Menora Mivtachim Holdings Ltd.	7,160	150,336
	Meshulam Levinstein Contracting & Engineering Ltd.	258	17,791
*	Migdal Insurance & Financial Holdings Ltd.	102,324	110,338
	Naphtha Israel Petroleum Corp. Ltd.	11,180	47,369
*	Neto Malinda Trading Ltd.	3,324	58,272
	Oil Refineries Ltd.	617,221	171,864
	Palram Industries 1990 Ltd.	1,933	13,609
*	Partner Communications Co. Ltd.	41,905	204,165
*	Paz Oil Co. Ltd.	2,231	210,172
*	Perion Network Ltd.	5,252	189,267
	Plasson Industries Ltd.	1,011	41,173
	Prashkovsky Investments & Construction Ltd.	1,882	38,344
	Rapac Communication & Infrastructure Ltd.	1,204	8,669
	Raval Ics Ltd.	12,763	16,926
	Sano-Brunos Enterprises Ltd.	536	29,235
*	Scope Metals Group Ltd.	1,359	45,169
*	Shalag Industries Ltd.	2,618	6,204
*	Shikun & Binui Ltd.	12,694	27,246
	Shufersal Ltd.	21,533	109,761
*	Solegreen Ltd.	2,924	4,441
	Suny Cellular Communication Ltd.	38,993	14,789
Ω	Tamar Petroleum Ltd.	16,144	44,787

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Tower Semiconductor Ltd.	14,423	$635,937

TOTAL ISRAEL			4,839,456

ITALY — (2.7%)
	A2A SpA	357,638	631,011
	ACEA SpA	11,629	170,541
*	Aeffe SpA	11,709	16,515
Ω	Anima Holding SpA	54,118	224,883
	Aquafil SpA	4,359	23,828
	Arnoldo Mondadori Editore SpA	38,743	84,688
	Ascopiave SpA	23,764	76,076
*	Autogrill SpA	27,022	197,936
	Avio SpA	4,608	46,644
	Azimut Holding SpA	25,399	567,314
	Banca IFIS SpA	7,189	120,736
	Banca Mediolanum SpA	53,760	486,062
	Banca Popolare di Sondrio SPA	135,001	613,279
	Banca Profilo SpA	114,968	29,282
Ω	Banca Sistema SpA	15,855	23,831
	Banco BPM SpA	394,306	1,603,281
	Banco di Desio e della Brianza SpA	12,049	44,474
	BasicNet SpA	5,417	31,757
	Biesse SpA	1,662	25,393
	BPER Banca	292,670	822,021
	Brembo SpA	36,468	535,862
	Buzzi Unicem SpA	28,147	699,891
	Cairo Communication SpA	9,758	19,619
	Cementir Holding NV	12,612	105,800
*	CIR SpA-Compagnie Industriali	239,509	101,041
	CNH Industrial NV	3,852	54,203
	Credito Emiliano SpA	26,852	206,144
	d’Amico International Shipping SA	332,916	148,195
	Danieli & C Officine Meccaniche SpA	12,070	247,205
	Danieli & C Officine Meccaniche SpA	3,835	99,804
	Datalogic SpA	3,736	31,023
	De’ Longhi SpA	17,338	402,865
	Digital Bros SpA	1,007	22,903
	Elica SpA	8,847	27,601
	Emak SpA	17,371	21,898
Ω	Enav SpA	56,412	265,105
	ERG SpA	3,506	105,875
	Esprinet SpA	7,745	68,619
	Exprivia SpA	9,687	14,137
*	Fiera Milano SpA	6,870	20,518
	Fila SpA	6,120	50,675
*	Fincantieri SpA	92,350	56,255
*	FNM SpA	40,686	19,823
*	Garofalo Health Care SpA	4,490	18,467
	Gefran SpA	2,084	23,037
	Hera SpA	198,526	618,062
	IMMSI SpA	62,616	40,105
	Indel B SpA	373	10,088
*	Iveco Group NV	53,448	480,908
	IVS Group SA	6,481	27,030
*	KME Group SpA	43,866	46,916
*	Landi Renzo SpA	31,422	19,247
	Leonardo SpA	105,578	1,258,162
	Maire Tecnimont SpA	35,493	152,326
	MARR SpA	1,191	18,660

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Mediobanca Banca di Credito Finanziario SpA	144,530	$1,552,134
	MFE-MediaForEurope NV, Class A	224,727	106,223
	MFE-MediaForEurope NV, Class B	86,301	63,581
*	Newlat Food SpA	4,322	25,963
	Openjobmetis SpA agenzia per il lavoro	3,304	36,248
	Orsero SpA	2,608	36,553
Ω	OVS SpA	73,087	219,720
	Piaggio & C SpA	46,282	190,439
Ω	Pirelli & C SpA	99,938	523,478
Ω	Poste Italiane SpA	80,874	841,651
	Rizzoli Corriere Della Sera Mediagroup SpA	15,382	13,300
	Sabaf SpA	2,439	44,369
	SAES Getters SpA	663	21,041
	SAES Getters SpA	2,331	73,790
*	Safilo Group SpA	55,553	80,033
	Salcef Group SpA	671	15,658
*	Saras SpA	147,012	190,071
	SIT SpA	989	5,825
	SOL SpA	1,856	53,628
*	Spaxs SpA	13,057	92,134
*	Telecom Italia SpA	2,714,152	798,266
*	Telecom Italia SpA	1,059,301	305,910
*	Tesmec SpA	66,687	11,978
*	Tod’s SpA	1,626	68,729
	Unipol Gruppo SpA	108,936	612,480
	UnipolSai Assicurazioni SpA	134,436	361,660

TOTAL ITALY			18,222,483

JAPAN — (16.9%)
	77 Bank Ltd.	15,900	258,500
	A&D HOLON Holdings Co. Ltd.	8,100	81,727
	Achilles Corp.	4,600	48,951
	AD Works Group Co. Ltd.	8,300	10,507
	ADEKA Corp.	23,900	403,611
	Advan Group Co. Ltd.	7,500	52,312
	AFC-HD AMS Life Science Co. Ltd.	1,800	10,058
	Agro-Kanesho Co. Ltd.	2,600	34,032
	Ahresty Corp.	9,900	41,560
	Aichi Financial Group, Inc.	13,290	208,699
	Aichi Steel Corp.	3,600	72,084
	Aichi Tokei Denki Co. Ltd.	2,700	30,516
	Aida Engineering Ltd.	10,000	62,994
	Air Water, Inc.	54,200	684,859
	Airport Facilities Co. Ltd.	9,300	39,365
	Aisan Industry Co. Ltd.	13,200	94,477
*	Akebono Brake Industry Co. Ltd.	42,500	46,720
	Akita Bank Ltd.	5,800	76,696
	Albis Co. Ltd.	2,000	36,440
	Alconix Corp.	9,400	95,747
	Alfresa Holdings Corp.	51,600	747,142
	Alinco, Inc.	4,500	34,059
	Alleanza Holdings Co. Ltd.	3,200	23,484
	Alpen Co. Ltd.	5,100	77,983
	Alps Alpine Co. Ltd.	64,981	593,280
	Alps Logistics Co. Ltd.	6,000	57,306
	Amada Co. Ltd.	12,008	112,119
	Anabuki Kosan, Inc.	1,200	20,444
	Anest Iwata Corp.	11,300	84,696
	AOKI Holdings, Inc.	13,800	96,122

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Aoyama Trading Co. Ltd.	15,700	$107,283
Aozora Bank Ltd.	38,400	688,857
Arakawa Chemical Industries Ltd.	5,500	40,061
Arata Corp.	4,700	152,824
ARCLANDS Corp.	10,500	118,923
Arcs Co. Ltd.	13,900	252,719
Arealink Co. Ltd.	1,300	22,040
Asahi Co. Ltd.	5,200	49,717
ASAHI YUKIZAI Corp.	4,500	105,510
Asanuma Corp.	3,600	82,736
Asia Pile Holdings Corp.	10,700	58,208
ASKA Pharmaceutical Holdings Co. Ltd.	7,400	69,376
Astena Holdings Co. Ltd.	8,100	27,025
Autobacs Seven Co. Ltd.	20,300	230,847
Awa Bank Ltd.	12,900	192,944
Axial Retailing, Inc.	5,100	132,362
Axyz Co. Ltd.	800	17,875
Bando Chemical Industries Ltd.	10,800	86,762
Bank of Iwate Ltd.	3,000	47,883
Bank of Nagoya Ltd.	3,600	91,040
Bank of Saga Ltd.	4,600	56,571
Bank of the Ryukyus Ltd.	9,100	62,044
Bank of Toyama Ltd.	1,400	16,887
Belluna Co. Ltd.	17,700	97,111
BML, Inc.	3,900	87,588
Bourbon Corp.	3,000	46,917
Br Holdings Corp.	4,400	12,190
Broadband Tower, Inc.	18,200	19,038
Brother Industries Ltd.	5,400	84,808
Bunka Shutter Co. Ltd.	17,100	145,702
Canon Electronics, Inc.	6,900	93,981
Carlit Holdings Co. Ltd.	5,500	28,217
Cawachi Ltd.	4,800	82,288
Central Glass Co. Ltd.	10,400	224,606
Central Security Patrols Co. Ltd.	2,900	60,014
Central Sports Co. Ltd.	2,100	39,630
Chiba Kogyo Bank Ltd.	25,400	104,523
Chilled & Frozen Logistics Holdings Co. Ltd.	5,400	52,624
Chino Corp.	2,600	40,560
Chori Co. Ltd.	4,500	85,481
Chubu Shiryo Co. Ltd.	7,421	60,832
Chuetsu Pulp & Paper Co. Ltd.	3,600	26,546
Chugin Financial Group, Inc.	49,100	329,462
Chuo Gyorui Co. Ltd.	500	11,010
CI Takiron Corp.	14,900	54,883
Citizen Watch Co. Ltd.	73,800	408,361
CKD Corp.	15,100	230,012
CK-San-Etsu Co. Ltd.	1,300	41,147
CMIC Holdings Co. Ltd.	4,200	60,122
CMK Corp.	17,600	59,874
Coca-Cola Bottlers Japan Holdings, Inc.	41,049	442,354
Concordia Financial Group Ltd.	91,000	345,287
Cosmo Energy Holdings Co. Ltd.	25,600	818,408
CRE, Inc.	2,500	23,895
Create Medic Co. Ltd.	3,000	20,031
CTI Engineering Co. Ltd.	3,300	80,255
Dai Nippon Toryo Co. Ltd.	7,200	45,598
Daicel Corp.	77,800	613,364
Dai-Dan Co. Ltd.	5,100	92,236

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Daido Metal Co. Ltd.	13,400	$51,911
Daido Steel Co. Ltd.	8,000	308,081
Daihatsu Diesel Manufacturing Co. Ltd.	7,400	34,478
Daihen Corp.	5,700	187,709
Daiho Corp.	3,400	97,681
Dai-Ichi Cutter Kogyo KK	2,600	23,814
Daiichi Jitsugyo Co. Ltd.	2,600	110,940
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	6,600	48,772
Daiken Corp.	4,800	82,502
Daiki Aluminium Industry Co. Ltd.	7,600	77,971
Daikyonishikawa Corp.	13,400	67,087
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	4,700	64,404
Daio Paper Corp.	24,100	195,311
Daiseki Eco. Solution Co. Ltd.	1,100	7,655
Daishi Hokuetsu Financial Group, Inc.	7,850	174,934
Daishinku Corp.	9,900	49,809
Daisue Construction Co. Ltd.	3,500	31,542
Daito Pharmaceutical Co. Ltd.	4,000	74,448
Daitron Co. Ltd.	3,400	65,326
DCM Holdings Co. Ltd.	40,200	421,108
Denka Co. Ltd.	20,800	416,571
DIC Corp.	23,500	434,125
DKK-Toa Corp.	3,400	20,355
DKS Co. Ltd.	2,400	33,394
Doutor Nichires Holdings Co. Ltd.	9,700	152,964
Dowa Holdings Co. Ltd.	14,500	473,722
DyDo Group Holdings, Inc.	2,700	100,923
Eagle Industry Co. Ltd.	9,400	90,669
Ebara Foods Industry, Inc.	1,400	31,857
Eco’s Co. Ltd.	3,000	41,898
EDION Corp.	28,600	281,451
EF-ON, Inc.	5,900	27,749
Ehime Bank Ltd.	10,500	65,871
Elematec Corp.	5,800	73,642
Endo Lighting Corp.	4,100	31,751
Enomoto Co. Ltd.	2,300	28,427
ES-Con Japan Ltd.	7,300	46,601
Eslead Corp.	2,900	47,689
ESPEC Corp.	4,800	72,573
Exedy Corp.	9,200	132,429
EXEO Group, Inc.	9,800	181,840
Ezaki Glico Co. Ltd.	13,700	352,373
FALCO HOLDINGS Co. Ltd.	2,300	34,194
Feed One Co. Ltd.	7,300	39,767
Ferrotec Holdings Corp.	13,200	298,537
FIDEA Holdings Co. Ltd.	5,910	58,889
First Bank of Toyama Ltd.	19,100	87,772
Focus Systems Corp.	4,700	35,204
France Bed Holdings Co. Ltd.	7,200	57,252
Freund Corp.	3,200	15,071
F-Tech, Inc.	5,800	33,101
Fudo Tetra Corp.	4,400	57,834
Fuji Corp.	22,400	375,719
Fuji Corp.	3,200	30,969
Fuji Corp. Ltd.	9,800	51,941
Fuji Die Co. Ltd.	1,700	9,255
Fuji Furukawa Engineering & Construction Co. Ltd.	1,200	32,399
Fuji Kosan Co. Ltd.	1,300	11,352
Fuji Oil Co. Ltd.	15,000	29,460

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fuji Oil Holdings, Inc.	13,300	$205,475
	Fuji Pharma Co. Ltd.	5,500	49,967
	Fuji Seal International, Inc.	13,500	153,439
	Fujibo Holdings, Inc.	3,600	84,709
	Fujicco Co. Ltd.	5,300	75,036
	Fujikura Composites, Inc.	6,200	47,093
	Fujikura Ltd.	66,300	452,041
	Fujimori Kogyo Co. Ltd.	4,700	109,203
	Fujiya Co. Ltd.	3,900	72,406
	FuKoKu Co. Ltd.	3,700	28,870
	Fukuda Corp.	2,100	74,732
	Fukuda Denshi Co. Ltd.	6,600	202,854
	Fukui Bank Ltd.	7,700	83,500
	Fukuoka Financial Group, Inc.	56,560	1,065,312
	Fukushima Bank Ltd.	9,000	15,260
	Fukushima Galilei Co. Ltd.	3,300	124,441
	Fukuyama Transporting Co. Ltd.	7,500	200,469
	Fumakilla Ltd.	1,200	9,523
	Furukawa Battery Co. Ltd.	5,200	43,755
	Furukawa Co. Ltd.	10,300	101,794
	Furukawa Electric Co. Ltd.	23,600	432,080
	Furuno Electric Co. Ltd.	8,700	59,345
	Fuso Pharmaceutical Industries Ltd.	2,300	34,653
	Futaba Industrial Co. Ltd.	19,300	64,629
	Gakken Holdings Co. Ltd.	10,300	66,369
	Gecoss Corp.	5,000	32,778
	Geo Holdings Corp.	9,900	119,771
	GL Sciences, Inc.	2,600	43,852
	Glory Ltd.	14,475	307,759
	Glosel Co. Ltd.	9,400	28,354
	Godo Steel Ltd.	3,100	69,834
	Grandy House Corp.	4,100	17,003
	GS Yuasa Corp.	19,600	344,955
	GSI Creos Corp.	3,400	46,558
	G-Tekt Corp.	8,100	88,734
	Gunma Bank Ltd.	97,300	333,197
	Gunze Ltd.	5,300	183,311
	H.U. Group Holdings, Inc.	13,800	278,984
	H2O Retailing Corp.	27,900	330,604
	Hachijuni Bank Ltd.	120,600	540,301
	Hagihara Industries, Inc.	4,100	38,899
	Hagiwara Electric Holdings Co. Ltd., Class C	3,300	79,258
	Hagoromo Foods Corp.	500	10,904
	Hamakyorex Co. Ltd.	4,500	115,143
	Handsman Co. Ltd.	1,900	15,900
	Hanwa Co. Ltd.	11,900	368,484
	Happinet Corp.	4,400	63,533
	Hard Off Corp. Co. Ltd.	3,900	40,612
	Harima Chemicals Group, Inc.	4,400	27,833
	Haseko Corp.	23,000	280,791
	Hashimoto Sogyo Holdings Co. Ltd.	3,200	26,304
	Hazama Ando Corp.	48,000	316,863
	Heiwa Corp.	17,200	339,599
	Heiwa Real Estate Co. Ltd.	8,100	231,777
	Heiwado Co. Ltd.	8,887	135,030
	Himaraya Co. Ltd.	2,700	18,845
*	Hino Motors Ltd.	87,700	345,548
	Hirakawa Hewtech Corp.	4,100	43,640
	Hirano Tecseed Co. Ltd.	2,400	38,869

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hirata Corp.	1,500	$74,867
	Hirogin Holdings, Inc.	80,519	399,335
*	Hirose Tusyo, Inc.	800	15,827
	Hiroshima Electric Railway Co. Ltd.	5,100	30,528
	Hitachi Zosen Corp.	39,600	245,588
	Hochiki Corp.	3,900	46,393
	Hodogaya Chemical Co. Ltd.	2,100	48,338
	Hogy Medical Co. Ltd.	5,500	137,775
	Hokkaido Coca-Cola Bottling Co. Ltd.	900	31,388
	Hokkan Holdings Ltd.	3,400	34,933
	Hokko Chemical Industry Co. Ltd.	5,700	38,793
	Hokkoku Financial Holdings, Inc.	7,500	262,095
	Hokuetsu Corp.	41,600	275,144
	Hokuetsu Industries Co. Ltd.	7,500	76,874
	Hokuhoku Financial Group, Inc.	42,900	309,188
	Hokuriku Electric Industry Co. Ltd.	2,500	22,557
	Hokuto Corp.	6,300	86,474
	H-One Co. Ltd.	4,600	22,720
	Honeys Holdings Co. Ltd.	4,700	54,406
	Hoosiers Holdings Co. Ltd.	10,600	65,903
	Horiba Ltd.	7,600	418,704
	Hosokawa Micron Corp.	4,100	88,821
	House Foods Group, Inc.	8,500	186,899
	Howa Machinery Ltd.	3,900	24,143
	HS Holdings Co. Ltd.	7,200	53,512
	Hyakugo Bank Ltd.	71,200	205,583
	Hyakujushi Bank Ltd.	8,400	115,362
	Ichiken Co. Ltd.	1,900	26,807
	Ichikoh Industries Ltd.	16,400	66,378
	Ichimasa Kamaboko Co. Ltd.	3,000	17,119
	Ichinen Holdings Co. Ltd.	6,400	65,039
	Ichiyoshi Securities Co. Ltd.	12,500	54,321
	IDEA Consultants, Inc.	1,600	19,206
	Iino Kaiun Kaisha Ltd.	25,600	192,640
	IJTT Co. Ltd.	6,900	26,848
	Imagica Group, Inc.	6,500	29,089
	Imura & Co. Ltd.	2,800	20,753
	Inaba Denki Sangyo Co. Ltd.	14,600	326,105
	Inaba Seisakusho Co. Ltd.	3,600	38,474
	Inabata & Co. Ltd.	14,900	304,154
	Inageya Co. Ltd.	5,600	67,989
	INFRONEER Holdings, Inc.	56,352	445,101
	I-PEX, Inc.	3,600	36,968
	Iseki & Co. Ltd.	7,400	65,352
	Ishihara Sangyo Kaisha Ltd.	12,100	104,557
	Ishizuka Glass Co. Ltd.	1,000	11,352
	Itochu Enex Co. Ltd.	16,700	142,939
	Itochu-Shokuhin Co. Ltd.	1,900	76,181
	Itoham Yonekyu Holdings, Inc.	44,000	241,154
	Itoki Corp.	13,700	81,511
	IwaiCosmo Holdings, Inc.	6,600	64,424
	Iwaki Co. Ltd.	2,900	27,835
	Iwatani Corp.	9,100	430,819
	Iyogin Holdings, Inc.	78,300	458,469
	Izumi Co. Ltd.	9,500	223,402
	J Front Retailing Co. Ltd.	39,000	410,173
	J Trust Co. Ltd.	24,700	72,055
	JANOME Corp.	6,900	31,514
	Japan Aviation Electronics Industry Ltd.	11,900	208,761

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Japan Electronic Materials Corp.	4,400	$44,719
Japan Investment Adviser Co. Ltd.	3,100	25,398
Japan Medical Dynamic Marketing, Inc.	3,200	23,973
Japan Oil Transportation Co. Ltd.	700	13,446
Japan Pulp & Paper Co. Ltd.	3,900	150,364
Japan Securities Finance Co. Ltd.	1,300	9,811
Japan Transcity Corp.	10,000	49,914
Japan Wool Textile Co. Ltd.	17,400	129,199
JDC Corp.	12,400	56,094
Jichodo Co. Ltd.	200	10,373
Jimoto Holdings, Inc.	5,600	16,581
JINUSHI Co. Ltd.	2,900	41,558
JK Holdings Co. Ltd.	5,500	42,906
JMS Co. Ltd.	7,000	27,386
J-Oil Mills, Inc.	6,700	79,529
Joshin Denki Co. Ltd.	5,043	75,215
Joyful Honda Co. Ltd.	15,300	203,831
JSP Corp.	4,300	49,507
JTEKT Corp.	61,925	511,376
Juki Corp.	4,500	21,262
Juroku Financial Group, Inc.	12,200	270,076
JVCKenwood Corp.	48,200	164,284
Kadoya Sesame Mills, Inc.	1,100	28,748
Kaga Electronics Co. Ltd.	4,900	173,836
Kamei Corp.	9,700	111,394
Kamigumi Co. Ltd.	13,100	287,098
Kanaden Corp.	6,800	60,511
Kanagawa Chuo Kotsu Co. Ltd.	2,100	49,394
Kaname Kogyo Co. Ltd.	1,300	7,401
Kanamoto Co. Ltd.	9,469	158,635
Kandenko Co. Ltd.	34,400	259,195
Kaneka Corp.	15,000	399,055
Kaneko Seeds Co. Ltd.	4,400	51,780
Kanematsu Corp.	24,400	317,608
Kanemi Co. Ltd.	1,200	25,537
Kanto Denka Kogyo Co. Ltd.	12,700	96,348
Katakura & Co-op Agri Corp.	1,200	14,973
Kato Sangyo Co. Ltd.	6,500	172,842
Kawada Technologies, Inc.	1,700	50,998
Kawai Musical Instruments Manufacturing Co. Ltd.	2,500	56,808
Kawasaki Heavy Industries Ltd.	41,500	902,801
Kawata Manufacturing Co. Ltd.	1,500	9,656
Keiyo Bank Ltd.	34,700	144,113
Kenko Mayonnaise Co. Ltd.	3,934	35,996
KFC Ltd.	1,400	13,536
Kimura Chemical Plants Co. Ltd.	5,800	30,226
Kimura Unity Co. Ltd.	4,900	37,951
Kitagawa Corp.	3,300	27,168
Kita-Nippon Bank Ltd.	4,300	65,557
Kitz Corp.	22,500	153,873
Kiyo Bank Ltd.	19,800	231,532
Koa Corp.	9,700	121,691
Koatsu Gas Kogyo Co. Ltd.	9,700	53,084
Kobe Steel Ltd.	95,900	714,535
Kohnan Shoji Co. Ltd.	7,800	210,449
Kohsoku Corp.	2,700	42,483
Kojima Co. Ltd.	13,300	55,749
Kokuyo Co. Ltd.	21,700	310,108
Komatsu Matere Co. Ltd.	8,000	40,497

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Komeri Co. Ltd.	10,300	$239,585
	Konaka Co. Ltd.	7,500	19,428
	Kondotec, Inc.	5,400	40,546
	Konica Minolta, Inc.	143,900	600,260
	Konishi Co. Ltd.	8,300	124,676
	Konoike Transport Co. Ltd.	9,000	105,919
	KPP Group Holdings Co. Ltd.	9,800	46,787
	Krosaki Harima Corp.	1,800	81,559
	KRS Corp.	3,600	27,031
	K’s Holdings Corp.	43,300	383,778
	KU Holdings Co. Ltd.	3,700	38,842
	Kumagai Gumi Co. Ltd.	10,406	221,240
	Kumiai Chemical Industry Co. Ltd.	18,500	123,127
	Kurabo Industries Ltd.	4,600	84,615
	Kuraray Co. Ltd.	101,500	949,189
	Kureha Corp.	4,900	304,211
	Kurimoto Ltd.	3,200	47,472
	Kuriyama Holdings Corp.	5,000	32,533
	Kuroda Precision Industries Ltd.	900	10,399
	KYB Corp.	6,200	197,790
	Kyoden Co. Ltd.	3,800	14,143
	Kyodo Printing Co. Ltd.	2,200	45,798
	Kyoei Steel Ltd.	6,408	86,641
	Kyokuto Boeki Kaisha Ltd.	4,800	53,583
	Kyokuto Kaihatsu Kogyo Co. Ltd.	10,400	131,136
	Kyokuyo Co. Ltd.	2,800	73,673
	Kyorin Pharmaceutical Co. Ltd.	11,100	142,863
	Kyosan Electric Manufacturing Co. Ltd.	12,300	38,441
	Kyudenko Corp.	10,500	279,999
	Kyushu Financial Group, Inc.	116,100	418,511
	Lacto Japan Co. Ltd.	2,600	39,605
	LEC, Inc.	7,500	47,291
	Life Corp.	4,700	99,699
	LIFULL Co. Ltd.	13,200	21,453
	Lintec Corp.	11,600	193,987
	Lixil Corp.	15,500	243,986
	Look Holdings, Inc.	1,800	30,165
	Mabuchi Motor Co. Ltd.	8,900	251,177
	Macnica Holdings, Inc.	14,200	390,220
	Macromill, Inc.	6,100	40,615
	Maezawa Industries, Inc.	5,300	29,465
	Makino Milling Machine Co. Ltd.	7,300	267,011
	Mandom Corp.	2,000	23,775
	Marubun Corp.	5,500	48,886
	Marudai Food Co. Ltd.	7,700	87,033
	Maruha Nichiro Corp.	11,100	206,651
	MARUKA FURUSATO Corp.	5,038	97,586
	Marusan Securities Co. Ltd.	21,200	65,618
	Maruyama Manufacturing Co., Inc.	1,100	15,331
	Maruzen CHI Holdings Co. Ltd.	3,000	7,832
	Maruzen Showa Unyu Co. Ltd.	4,700	117,629
	Matsuda Sangyo Co. Ltd.	4,300	71,463
	Maxell Ltd.	11,300	124,454
	Maxvalu Tokai Co. Ltd.	2,200	43,840
	Mebuki Financial Group, Inc.	285,490	731,327
	Medical System Network Co. Ltd.	10,600	31,743
	Medipal Holdings Corp.	34,900	533,199
	Medius Holdings Co. Ltd.	2,600	16,189
*	Megachips Corp.	4,900	116,197

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Megmilk Snow Brand Co. Ltd.	13,500	$193,762
	Meidensha Corp.	10,300	139,926
	Meiji Electric Industries Co. Ltd.	3,800	33,638
	Meiji Shipping Co. Ltd.	4,300	20,373
	Meiko Electronics Co. Ltd.	4,700	94,843
	Meiwa Estate Co. Ltd.	4,900	29,397
	Melco Holdings, Inc.	2,000	49,312
	Mie Kotsu Group Holdings, Inc.	16,800	72,617
	Mikuni Corp.	9,900	24,680
	MIMAKI ENGINEERING Co. Ltd.	6,100	30,308
	Mimasu Semiconductor Industry Co. Ltd.	5,700	110,141
	Ministop Co. Ltd.	4,000	41,516
	Mipox Corp.	4,500	18,356
	Mirait One Corp.	28,810	357,859
	Mirarth Holdings, Inc.	29,200	82,393
	Mitani Sangyo Co. Ltd.	11,800	28,074
	Mitsuba Corp.	15,300	66,296
	Mitsubishi Gas Chemical Co., Inc.	40,800	593,986
	Mitsubishi Kakoki Kaisha Ltd.	2,300	41,186
	Mitsubishi Logisnext Co. Ltd.	2,100	15,293
	Mitsubishi Logistics Corp.	15,200	376,644
	Mitsubishi Materials Corp.	35,500	581,299
	Mitsubishi Paper Mills Ltd.	15,464	45,745
	Mitsubishi Research Institute, Inc.	2,400	87,079
	Mitsubishi Shokuhin Co. Ltd.	4,600	118,835
	Mitsubishi Steel Manufacturing Co. Ltd.	5,000	42,030
	Mitsui Chemicals, Inc.	7,200	182,167
	Mitsui DM Sugar Holdings Co. Ltd.	6,095	102,216
*	Mitsui E&S Co. Ltd.	24,500	94,130
	Mitsui Mining & Smelting Co. Ltd.	18,916	450,444
	Mitsui-Soko Holdings Co. Ltd.	5,900	173,181
	Miyazaki Bank Ltd.	3,200	57,292
	Mizuno Corp.	6,300	157,252
	Mochida Pharmaceutical Co. Ltd.	7,000	179,896
*	Modec, Inc.	3,100	33,658
	Monex Group, Inc.	50,300	191,018
	MORESCO Corp.	2,000	16,695
	Morinaga Milk Industry Co. Ltd.	10,900	409,958
	Moriroku Holdings Co. Ltd.	4,700	66,996
	Morita Holdings Corp.	10,700	112,764
	Mory Industries, Inc.	1,800	47,877
	MrMax Holdings Ltd.	8,500	39,157
	Musashi Seimitsu Industry Co. Ltd.	15,800	212,974
	Musashino Bank Ltd.	10,000	162,355
	NAC Co. Ltd.	3,000	21,177
	Nachi-Fujikoshi Corp.	4,687	132,457
	Nafco Co. Ltd.	5,500	75,119
	Nagano Bank Ltd.	2,800	31,593
	Nagano Keiki Co. Ltd.	4,200	39,858
	Nagase & Co. Ltd.	32,400	510,467
	Nagatanien Holdings Co. Ltd.	3,800	61,464
	Naigai Tec Corp.	900	16,005
	Nakabayashi Co. Ltd.	5,900	20,970
	Nakamoto Packs Co. Ltd.	800	9,298
	Nakamuraya Co. Ltd.	1,100	25,659
	Nakayama Steel Works Ltd.	8,000	51,571
*	Namura Shipbuilding Co. Ltd.	20,100	60,604
	Nanto Bank Ltd.	9,600	174,882
	Nanyo Corp.	1,300	22,242

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nasu Denki Tekko Co. Ltd.	400	$26,663
	Natori Co. Ltd.	2,300	33,754
	NF Holdings Corp.	1,500	10,816
	NGK Insulators Ltd.	59,400	745,578
	NHK Spring Co. Ltd.	66,144	490,400
	Nicca Chemical Co. Ltd.	1,800	11,859
	Nice Corp.	2,600	25,230
	Nichias Corp.	16,300	329,658
	Nichiban Co. Ltd.	3,400	50,280
	Nichicon Corp.	13,400	127,022
	Nichiden Corp.	4,700	69,670
	Nichiha Corp.	7,200	152,125
	Nichimo Co. Ltd.	800	18,520
	Nichirin Co. Ltd.	3,750	64,895
	Nihon Chouzai Co. Ltd.	2,600	23,610
	Nihon Dengi Co. Ltd.	2,400	62,333
	Nihon Denkei Co. Ltd.	2,100	29,300
	Nihon Flush Co. Ltd.	7,000	53,220
	Nihon House Holdings Co. Ltd.	13,000	37,381
	Nihon Nohyaku Co. Ltd.	13,700	69,438
	Nihon Plast Co. Ltd.	6,400	19,697
	Nihon Trim Co. Ltd.	1,400	30,070
	Niitaka Co. Ltd.	1,100	17,616
	Nikkiso Co. Ltd.	16,600	116,592
	Nikko Co. Ltd.	8,200	38,997
	Nikkon Holdings Co. Ltd.	17,900	346,873
	Nippi, Inc.	900	25,499
	Nippn Corp.	15,900	206,694
	Nippon Carbide Industries Co., Inc.	2,300	21,881
	Nippon Carbon Co. Ltd.	3,000	91,932
	Nippon Chemical Industrial Co. Ltd.	3,800	51,743
*	Nippon Chemi-Con Corp.	4,800	71,638
*	Nippon Coke & Engineering Co. Ltd.	67,700	45,343
*	Nippon Concrete Industries Co. Ltd.	17,600	33,474
	Nippon Denko Co. Ltd.	35,700	90,991
	Nippon Dry-Chemical Co. Ltd.	1,400	19,200
	Nippon Electric Glass Co. Ltd.	27,600	526,890
	Nippon Filcon Co. Ltd.	3,100	10,740
	Nippon Kayaku Co. Ltd.	36,700	332,932
	Nippon Koei Co. Ltd.	4,400	122,674
	Nippon Light Metal Holdings Co. Ltd.	14,100	147,739
*	Nippon Paper Industries Co. Ltd.	30,200	241,981
	Nippon Piston Ring Co. Ltd.	4,600	45,660
	Nippon Rietec Co. Ltd.	1,900	17,838
	Nippon Road Co. Ltd.	900	53,364
	Nippon Seisen Co. Ltd.	700	23,310
	Nippon Sharyo Ltd.	2,800	42,982
*	Nippon Sheet Glass Co. Ltd.	24,000	116,157
	Nippon Shokubai Co. Ltd.	9,400	376,862
	Nippon Signal Company Ltd.	14,400	117,594
	Nippon Soda Co. Ltd.	6,600	227,651
	Nippon Thompson Co. Ltd.	17,400	75,371
	Nippon Yakin Kogyo Co. Ltd.	5,100	148,251
	Nipro Corp.	41,300	311,051
	Nishi-Nippon Financial Holdings, Inc.	29,200	243,261
	Nishio Holdings Co. Ltd.	6,700	159,210
	Nissan Tokyo Sales Holdings Co. Ltd.	14,900	38,479
	Nissei Plastic Industrial Co. Ltd.	5,800	43,353
	Nissha Co. Ltd.	11,500	156,920

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Nisshin Oillio Group Ltd.	8,600	$214,948
Nisshinbo Holdings, Inc.	38,753	298,343
Nissin Corp.	5,000	78,710
Nissui Corp.	82,900	362,478
Niterra Co. Ltd.	45,600	955,768
Nitta Gelatin, Inc.	3,800	23,431
Nitto Boseki Co. Ltd.	1,900	26,542
Nitto Fuji Flour Milling Co. Ltd.	800	26,416
Nitto Kogyo Corp.	8,800	174,239
Nitto Seiko Co. Ltd.	12,100	54,041
Nittoc Construction Co. Ltd.	5,800	43,070
Nittoku Co. Ltd.	1,700	32,721
Nohmi Bosai Ltd.	7,000	90,280
Nojima Corp.	19,000	203,824
Noritsu Koki Co. Ltd.	6,400	105,200
Noritz Corp.	9,600	130,180
North Pacific Bank Ltd.	82,400	176,290
NS United Kaiun Kaisha Ltd.	2,900	84,931
NSK Ltd.	124,300	701,788
NSW, Inc.	2,600	40,147
NTN Corp.	122,200	301,853
Obara Group, Inc.	2,900	91,160
Ochi Holdings Co. Ltd.	900	8,194
Oenon Holdings, Inc.	12,400	25,862
Ogaki Kyoritsu Bank Ltd.	11,700	159,330
Ohara, Inc.	2,300	19,511
Oiles Corp.	6,500	82,143
Oita Bank Ltd.	2,900	44,095
Oji Holdings Corp.	255,500	1,004,038
Okabe Co. Ltd.	12,900	79,880
Okada Aiyon Corp.	1,100	14,518
Okamoto Industries, Inc.	3,400	101,255
Okamoto Machine Tool Works Ltd.	1,300	46,998
Okamura Corp.	16,400	175,101
Okasan Securities Group, Inc.	57,900	181,993
Oki Electric Industry Co. Ltd.	23,100	125,305
Okinawa Financial Group, Inc.	4,980	76,883
OKUMA Corp.	7,100	315,287
Okumura Corp.	10,700	262,515
Okura Industrial Co. Ltd.	2,800	43,846
Okuwa Co. Ltd.	9,100	60,049
Olba Healthcare Holdings, Inc.	1,600	20,903
Onoken Co. Ltd.	7,100	81,011
Onward Holdings Co. Ltd.	37,900	104,874
Oriental Consultants Holdings Co. Ltd.	500	9,553
Oriental Shiraishi Corp.	36,900	89,369
Osaka Organic Chemical Industry Ltd.	800	12,129
Osaki Electric Co. Ltd.	16,200	67,403
OSG Corp.	18,400	258,478
OUG Holdings, Inc.	1,100	19,887
Pacific Industrial Co. Ltd.	13,600	122,885
Pack Corp.	4,600	105,411
PALTAC Corp.	7,100	272,405
Paraca, Inc.	1,600	23,093
Paramount Bed Holdings Co. Ltd.	10,800	191,514
PC Depot Corp.	14,500	31,707
Pegasus Co. Ltd.	6,000	27,503
People Dreams & Technologies Group Co. Ltd.	2,300	26,115
Pickles Holdings Co. Ltd.	4,900	42,425

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Press Kogyo Co. Ltd.	28,800	$115,518
Pressance Corp.	7,500	108,312
Prima Meat Packers Ltd.	7,200	121,925
Procrea Holdings, Inc.	5,984	95,747
Proto Corp.	8,500	74,234
PS Mitsubishi Construction Co. Ltd.	11,200	55,747
Qol Holdings Co. Ltd.	6,200	56,839
Raiznext Corp.	8,600	92,087
Rasa Corp.	1,900	20,659
Rasa Industries Ltd.	2,800	45,067
Raysum Co. Ltd.	2,100	20,532
Rengo Co. Ltd.	63,700	415,437
Resonac Holdings Corp.	53,700	850,352
Restar Holdings Corp.	5,900	92,291
Retail Partners Co. Ltd.	9,100	102,370
Rheon Automatic Machinery Co. Ltd.	7,100	68,180
Riken Technos Corp.	11,500	51,648
Riken Vitamin Co. Ltd.	5,400	81,000
Rion Co. Ltd.	2,600	38,534
Rix Corp.	600	12,356
Rokko Butter Co. Ltd.	5,100	52,841
Roland DG Corp.	2,700	67,865
Ryobi Ltd.	10,300	119,862
Ryoden Corp.	5,800	89,067
Ryosan Co. Ltd.	5,300	125,186
S Foods, Inc.	5,600	124,590
S&B Foods, Inc.	2,500	65,158
Sac’s Bar Holdings, Inc.	9,400	60,843
Sakai Chemical Industry Co. Ltd.	5,400	72,584
Sakai Heavy Industries Ltd.	1,600	49,432
Sakai Moving Service Co. Ltd.	1,000	35,229
Sakata INX Corp.	10,570	86,223
Sala Corp.	18,200	102,957
San Holdings, Inc.	3,300	56,306
San ju San Financial Group, Inc.	8,530	100,013
San-A Co. Ltd.	4,400	148,774
San-Ai Obbli Co. Ltd.	19,800	208,613
Sanei Architecture Planning Co. Ltd.	3,100	33,401
San-In Godo Bank Ltd.	43,200	242,753
Sanken Electric Co. Ltd.	1,400	105,153
Sanki Engineering Co. Ltd.	11,600	128,243
Sanko Gosei Ltd.	13,300	51,678
Sanko Metal Industrial Co. Ltd.	1,000	29,395
Sankyo Co. Ltd.	800	35,293
Sankyo Frontier Co. Ltd.	1,400	36,439
Sankyo Tateyama, Inc.	3,600	18,114
Sankyu, Inc.	14,300	504,357
Sanoh Industrial Co. Ltd.	9,600	48,613
Sansei Technologies, Inc.	4,600	33,076
Sansha Electric Manufacturing Co. Ltd.	4,900	32,686
Sanshin Electronics Co. Ltd.	2,200	36,563
Sanyo Chemical Industries Ltd.	3,500	109,883
Sanyo Denki Co. Ltd.	2,700	134,879
Sanyo Special Steel Co. Ltd.	6,600	116,811
Sanyo Trading Co. Ltd.	6,600	62,730
Sato Holdings Corp.	8,100	137,070
Sato Shoji Corp.	5,000	52,975
Satori Electric Co. Ltd.	4,200	51,032
Satudora Holdings Co. Ltd.	1,800	11,750

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sawai Group Holdings Co. Ltd.	11,500	$332,759
*	SBI Shinsei Bank Ltd.	9,400	168,683
	Scroll Corp.	9,700	56,360
	Seika Corp.	2,600	42,903
	Seikitokyu Kogyo Co. Ltd.	8,500	58,566
	Seiko Group Corp.	8,200	179,991
	Seino Holdings Co. Ltd.	35,900	398,562
	Sekisui Kasei Co. Ltd.	11,200	38,710
	Senko Group Holdings Co. Ltd.	32,800	234,399
	Senshu Ikeda Holdings, Inc.	71,500	125,756
*	Sharp Corp.	12,700	90,513
	Shibaura Machine Co. Ltd.	7,300	169,947
	Shibusawa Warehouse Co. Ltd.	3,100	52,788
	Shibuya Corp.	3,200	59,189
	Shiga Bank Ltd.	12,400	258,485
	Shikibo Ltd.	4,000	30,124
	Shikoku Bank Ltd.	12,000	77,951
	Shima Seiki Manufacturing Ltd.	8,700	118,985
	Shimizu Bank Ltd.	2,700	28,958
	Shimizu Corp.	119,300	728,566
	Shimojima Co. Ltd.	5,000	42,167
	Shin Nippon Air Technologies Co. Ltd.	3,200	45,925
	Shinagawa Refractories Co. Ltd.	1,700	58,512
	Shindengen Electric Manufacturing Co. Ltd.	2,500	63,625
	Shin-Etsu Polymer Co. Ltd.	11,300	111,178
	Shinko Shoji Co. Ltd.	8,100	71,392
	Shinmaywa Industries Ltd.	14,600	131,464
	Shin-Nihon Tatemono Co. Ltd.	3,600	12,764
	Shinsho Corp.	1,500	64,964
	Shinwa Co. Ltd.	3,600	56,535
	Shinwa Co. Ltd.	3,500	18,447
	Shizuki Electric Co., Inc.	7,500	26,834
	Shizuoka Financial Group, Inc.	146,000	1,100,496
	Shizuoka Gas Co. Ltd.	16,700	141,997
	Shofu, Inc.	2,700	41,465
	Showa Sangyo Co. Ltd.	5,000	98,429
	Showa Shinku Co. Ltd.	700	7,096
	Siix Corp.	10,100	101,402
	Sinanen Holdings Co. Ltd.	2,300	64,013
	Sinfonia Technology Co. Ltd.	7,500	95,860
	Sinko Industries Ltd.	5,700	75,642
	SKY Perfect JSAT Holdings, Inc.	56,500	220,281
	SMK Corp.	1,500	26,785
	Soda Nikka Co. Ltd.	6,400	38,775
	Sodick Co. Ltd.	16,800	92,945
	Sojitz Corp.	70,440	1,483,573
	Soken Chemical & Engineering Co. Ltd.	2,800	35,284
	SPK Corp.	3,200	41,170
	ST Corp.	3,700	43,214
	Star Mica Holdings Co. Ltd.	4,200	19,891
	Star Micronics Co. Ltd.	9,900	128,848
	Starts Corp., Inc.	8,800	166,301
	Starzen Co. Ltd.	4,900	84,285
	Stella Chemifa Corp.	2,900	57,543
	Step Co. Ltd.	1,700	23,199
	Sugimoto & Co. Ltd.	2,800	42,030
	Sumida Corp.	10,300	128,134
	Sumitomo Bakelite Co. Ltd.	10,600	405,376
	Sumitomo Forestry Co. Ltd.	43,200	933,302

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Heavy Industries Ltd.	36,100	$872,248
	Sumitomo Mitsui Construction Co. Ltd.	40,100	113,690
	Sumitomo Osaka Cement Co. Ltd.	9,275	260,851
	Sumitomo Pharma Co. Ltd.	57,600	361,361
	Sumitomo Riko Co. Ltd.	13,900	74,012
	Sumitomo Rubber Industries Ltd.	51,154	469,184
	Sumitomo Seika Chemicals Co. Ltd.	1,600	51,682
	Sumitomo Warehouse Co. Ltd.	15,100	250,860
	Sun Frontier Fudousan Co. Ltd.	9,500	92,224
	Suncall Corp.	7,300	31,408
	Sun-Wa Technos Corp.	3,300	45,725
	Suruga Bank Ltd.	61,100	231,754
	Suzuken Co. Ltd.	16,200	461,063
	Suzuki Co. Ltd.	4,300	32,272
	SWCC Corp.	7,100	92,218
	T Hasegawa Co. Ltd.	9,200	219,030
	T RAD Co. Ltd.	2,300	40,065
	Tachibana Eletech Co. Ltd.	4,500	68,635
	Tachi-S Co. Ltd.	8,200	73,451
	Tadano Ltd.	25,600	200,384
	Taihei Dengyo Kaisha Ltd.	4,000	122,006
	Taiheiyo Cement Corp.	21,000	376,554
	Taiheiyo Kouhatsu, Inc.	1,500	9,465
	Taiho Kogyo Co. Ltd.	6,400	34,281
	Taikisha Ltd.	7,000	189,642
	Taiko Bank Ltd.	3,500	28,266
	Taisei Lamick Co. Ltd.	2,400	50,573
	Takamatsu Construction Group Co. Ltd.	5,400	87,616
	Takaoka Toko Co. Ltd.	3,700	55,641
	Takara & Co. Ltd.	3,300	57,669
	Takara Holdings, Inc.	26,100	205,674
	Takara Standard Co. Ltd.	9,700	117,324
	Takasago International Corp.	4,300	82,007
	Takasago Thermal Engineering Co. Ltd.	12,900	216,608
	Takashima & Co. Ltd.	1,500	31,425
	Takashimaya Co. Ltd.	31,100	459,419
	Takasho Co. Ltd.	4,200	21,613
	TAKEBISHI Corp.	2,800	35,170
	Takeuchi Manufacturing Co. Ltd.	7,400	203,083
	Takuma Co. Ltd.	11,100	116,126
	Tamron Co. Ltd.	4,200	102,471
	Tamura Corp.	24,500	140,383
	Tanabe Engineering Corp.	1,300	9,230
	Tatsuta Electric Wire & Cable Co. Ltd.	11,500	60,479
	Tayca Corp.	5,500	48,967
	Technoflex Corp.	1,200	10,286
	Teijin Ltd.	51,300	572,966
	Tekken Corp.	3,000	42,593
	Tenma Corp.	700	12,059
	Terasaki Electric Co. Ltd.	900	9,690
	Toa Corp.	4,300	93,334
	TOA ROAD Corp.	3,400	108,186
	Tobishima Corp.	6,940	58,216
	Tochigi Bank Ltd.	34,500	70,446
	Toda Corp.	63,000	368,586
*	Toda Kogyo Corp.	1,200	21,832
	Toenec Corp.	2,600	66,273
	Togami Electric Manufacturing Co. Ltd.	700	9,312
	Toho Acetylene Co. Ltd.	1,200	11,898

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toho Bank Ltd.	51,800	$85,503
	Toho Holdings Co. Ltd.	16,800	335,177
	Toho Zinc Co. Ltd.	4,600	62,820
	Tohoku Bank Ltd.	4,728	34,036
	Tokai Carbon Co. Ltd.	58,600	532,540
	Tokai Corp.	4,400	66,479
	Tokai Rika Co. Ltd.	16,900	233,457
	Tokai Tokyo Financial Holdings, Inc.	53,500	138,490
	Tokushu Tokai Paper Co. Ltd.	3,100	67,460
	Tokuyama Corp.	18,500	301,718
	Tokyo Keiki, Inc.	3,800	33,772
	Tokyo Kiraboshi Financial Group, Inc.	8,300	169,073
	Tokyo Rakutenchi Co. Ltd.	900	27,943
	Tokyo Rope Manufacturing Co. Ltd.	6,300	53,780
	Tokyo Sangyo Co. Ltd.	4,000	25,102
	Tokyo Steel Manufacturing Co. Ltd.	3,800	38,240
	Tokyo Tatemono Co. Ltd.	43,000	544,595
	Tokyo Theatres Co., Inc.	3,000	25,082
	Tokyu Construction Co. Ltd.	15,200	80,591
	Tokyu Fudosan Holdings Corp.	185,100	939,344
	Toli Corp.	12,400	25,400
	Tomato Bank Ltd.	3,100	23,435
	Tomen Devices Corp.	1,400	57,955
	Tomoe Engineering Co. Ltd.	2,300	41,234
	Tomoku Co. Ltd.	3,200	37,543
	TOMONY Holdings, Inc.	58,000	157,777
	Tonami Holdings Co. Ltd.	1,600	54,274
	Topre Corp.	9,601	97,287
	Topy Industries Ltd.	4,600	63,311
	Torishima Pump Manufacturing Co. Ltd.	5,200	60,461
	Tosei Corp.	9,200	109,481
	Tosoh Corp.	77,600	1,036,758
	Totetsu Kogyo Co. Ltd.	7,500	149,851
	Tottori Bank Ltd.	3,000	25,968
	Towa Bank Ltd.	11,500	47,265
	Towa Corp.	5,800	87,281
	Towa Pharmaceutical Co. Ltd.	9,300	132,741
	Toyo Construction Co. Ltd.	22,200	158,992
*	Toyo Engineering Corp.	8,900	38,030
	Toyo Ink SC Holdings Co. Ltd.	10,700	172,677
	Toyo Kanetsu KK	2,400	47,978
	Toyo Machinery & Metal Co. Ltd.	5,300	24,926
	Toyo Seikan Group Holdings Ltd.	45,000	635,667
	Toyo Tanso Co. Ltd.	5,300	154,089
	Toyo Tire Corp.	32,200	383,631
	Toyobo Co. Ltd.	17,100	129,079
	Toyoda Gosei Co. Ltd.	20,300	348,143
	Toyota Boshoku Corp.	19,600	310,243
	TRE Holdings Corp.	9,800	85,864
	Trusco Nakayama Corp.	12,300	213,666
	Tsubaki Nakashima Co. Ltd.	14,700	102,983
	Tsubakimoto Chain Co.	7,500	185,765
	Tsubakimoto Kogyo Co. Ltd.	1,000	30,428
	Tsukishima Holdings Co. Ltd.	5,300	42,999
	Tsukuba Bank Ltd.	31,700	49,362
	Tsumura & Co.	16,500	334,809
	Tsuzuki Denki Co. Ltd.	4,100	46,501
	UACJ Corp.	10,800	215,544
	UBE Corp.	33,800	536,183

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Uchida Yoko Co. Ltd.	2,000	$76,142
	Ueki Corp.	1,000	9,747
	Union Tool Co.	3,300	78,917
	Unipres Corp.	11,000	76,626
	United Super Markets Holdings, Inc.	16,200	139,957
	UNITED, Inc.	2,700	25,060
*	Unitika Ltd.	10,000	16,003
*	Universal Entertainment Corp.	8,200	172,623
	Urbanet Corp. Co. Ltd.	7,300	17,752
	Ushio, Inc.	16,300	202,765
	V Technology Co. Ltd.	2,900	64,631
	Valor Holdings Co. Ltd.	13,200	202,077
	Vital KSK Holdings, Inc.	14,400	103,535
	VT Holdings Co. Ltd.	24,900	97,796
	Wacoal Holdings Corp.	12,900	250,848
	Wakachiku Construction Co. Ltd.	3,700	117,102
	Wakita & Co. Ltd.	12,600	128,260
	Warabeya Nichiyo Holdings Co. Ltd.	4,700	77,418
	Wood One Co. Ltd.	2,403	21,141
	World Co. Ltd.	7,600	84,998
	Wowow, Inc.	3,700	35,652
	Xebio Holdings Co. Ltd.	8,802	78,116
	Yachiyo Industry Co. Ltd.	3,600	32,474
	Yagi & Co. Ltd.	800	7,405
	Yahagi Construction Co. Ltd.	7,300	46,186
	YAMABIKO Corp.	11,300	111,952
	Yamada Holdings Co. Ltd.	221,600	772,216
	Yamae Group Holdings Co. Ltd.	5,000	80,044
	Yamagata Bank Ltd.	7,300	57,979
	Yamaguchi Financial Group, Inc.	58,328	358,643
	Yamanashi Chuo Bank Ltd.	9,000	75,132
	Yamashina Corp.	27,600	13,395
	Yamashin-Filter Corp.	7,500	18,734
	Yamatane Corp.	2,300	28,578
	Yamaura Corp.	2,600	23,687
	Yamaya Corp.	1,800	35,506
	Yamazen Corp.	14,700	114,051
	Yashima Denki Co. Ltd.	4,000	37,944
	Yellow Hat Ltd.	11,100	157,770
	Yokogawa Bridge Holdings Corp.	9,000	147,296
	Yokohama Rubber Co. Ltd.	40,300	876,146
	Yokorei Co. Ltd.	14,900	119,919
	Yokowo Co. Ltd.	5,200	76,895
	Yondenko Corp.	3,000	43,076
	Yondoshi Holdings, Inc.	4,400	57,544
	Yorozu Corp.	5,700	37,808
	Yotai Refractories Co. Ltd.	5,200	55,563
	Yuasa Trading Co. Ltd.	5,700	165,541
	Yurtec Corp.	11,800	71,687
	Yushin Precision Equipment Co. Ltd.	4,900	28,596
	Yutaka Giken Co. Ltd.	1,300	17,255
	Zenrin Co. Ltd.	7,800	50,463
	Zeon Corp.	35,400	365,251
	Zuiko Corp.	5,200	41,243

TOTAL JAPAN			115,599,701

KUWAIT — (0.0%)
	A’ayan Leasing & Investment Co. KSCP	146,389	65,921
*	ALAFCO Aviation Lease & Finance Co. KSCP	38,803	24,058

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
	Burgan Bank SAK	60,146	$42,394
	Mezzan Holding Co. KSCC	9,575	11,842

TOTAL KUWAIT			144,215

MALAYSIA — (0.5%)
	Able Global Bhd	27,200	8,067
	Aeon Co. M Bhd	62,600	17,857
#	AFFIN Bank Bhd	87,680	39,949
	Ajinomoto Malaysia Bhd	3,900	13,962
	Alliance Bank Malaysia Bhd	156,100	116,664
	Allianz Malaysia Bhd	10,200	31,767
	AME Elite Consortium Bhd	23,900	7,612
	AMMB Holdings Bhd	300,500	243,699
	Batu Kawan Bhd	15,700	76,718
*	Berjaya Corp. Bhd	528,042	35,563
	BIMB Holdings Bhd	107,200	48,312
	Boustead Holdings Bhd	59,200	11,367
#	Boustead Plantations Bhd	64,100	10,433
*	Bumi Armada Bhd	384,100	58,001
	Cahya Mata Sarawak Bhd	39,200	9,874
#	CB Industrial Product Holding Bhd	30,900	7,076
*	Coastal Contracts Bhd	24,400	12,566
	Dagang NeXchange Bhd	321,100	37,667
	Dayang Enterprise Holdings Bhd	73,040	21,718
	DRB-Hicom Bhd	174,900	55,423
	Duopharma Biotech Bhd	73,300	23,553
	Eco World Development Group Bhd	128,100	21,606
*	Ecofirst Consolidated Bhd	81,300	6,115
#*	Ekovest Bhd	342,300	28,833
#	FGV Holdings Bhd	88,200	29,681
	Formosa Prosonic Industries Bhd	22,200	13,370
	Gamuda Bhd	278,039	258,996
	Genting Plantations Bhd	40,500	54,504
#	Guan Chong Bhd	46,700	27,786
	Hai-O Enterprise Bhd	16,303	4,319
	Hap Seng Plantations Holdings Bhd	39,800	16,609
	Hartalega Holdings Bhd	224,700	94,964
#	Hengyuan Refining Co. Bhd	35,300	26,250
	Hiap Teck Venture Bhd	111,300	8,641
#	Hibiscus Petroleum Bhd	231,700	53,375
	Hong Leong Industries Bhd	10,900	22,285
	IGB Bhd	51,983	34,649
	IJM Corp. Bhd	446,400	156,464
	IOI Properties Group Bhd	183,749	47,860
#*	JAKS Resources Bhd	146,300	7,240
	Jaya Tiasa Holdings Bhd	64,000	9,864
	Kenanga Investment Bank Bhd	48,500	9,738
	Kerjaya Prospek Group Bhd	39,895	10,212
	Kossan Rubber Industries Bhd	151,200	42,465
	KPJ Healthcare Bhd	289,500	72,743
	Kretam Holdings Bhd	95,800	13,981
*	Leong Hup International Bhd	134,700	16,179
	Lii Hen Industries Bhd	46,200	8,655
	Luxchem Corp. Bhd	110,200	11,996
#	Magni-Tech Industries Bhd	28,266	11,294
	Magnum Bhd	144,430	35,981
	Mah Sing Group Bhd	269,500	36,620
#	Malayan Flour Mills Bhd	156,450	25,812
	Malaysia Building Society Bhd	394,884	54,987

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Malaysia Smelting Corp. Bhd	40,000	$18,024
#	Malaysian Resources Corp. Bhd	406,277	27,882
	Matrix Concepts Holdings Bhd	100,125	32,113
	Mega First Corp. Bhd	82,000	62,871
#	MKH Bhd	42,400	12,579
#	MNRB Holdings Bhd	102,843	23,083
	MPHB Capital Bhd	107,000	24,017
	Muda Holdings Bhd	17,600	6,323
*	Muhibbah Engineering M Bhd	82,700	12,462
	Nylex Malaysia Bhd	1,285	126
#	Petron Malaysia Refining & Marketing Bhd	17,400	17,206
*	Sapura Energy Bhd	1,048,700	8,177
	Sarawak Oil Palms Bhd	68,077	37,943
	Scientex Bhd	103,400	79,147
	Sime Darby Property Bhd	448,900	47,435
	Sunway Bhd	418,300	147,435
#	Syarikat Takaful Malaysia Keluarga Bhd	41,346	30,530
#	Ta Ann Holdings Bhd	39,440	27,371
	Taliworks Corp. Bhd	69,900	13,089
#	Thong Guan Industries Bhd	44,900	23,009
#*	Top Glove Corp. Bhd	373,500	82,366
#*	Tropicana Corp. Bhd	116,928	35,680
	TSH Resources Bhd	76,900	17,796
	UMW Holdings Bhd	59,700	51,853
	Unisem M Bhd	48,200	32,511
	United Malacca Bhd	15,200	18,325
	United Plantations Bhd	13,600	50,505
	UOA Development Bhd	145,499	56,128
#	VS Industry Bhd	372,500	68,280
	Yinson Holdings Bhd	189,520	111,435
*	YNH Property Bhd	52,616	59,698

TOTAL MALAYSIA			3,397,321

MEXICO — (0.8%)
*	ALEATICA SAB de CV	32,376	63,250
	Alfa SAB de CV, Class A	346,918	221,509
	Alpek SAB de CV	52,095	55,197
Ω	Banco del Bajio SA	79,104	260,109
*	Cemex SAB de CV	33,134	19,922
*	Cemex SAB de CV, Sponsored ADR	164,690	988,140
	Cia Minera Autlan SAB de CV, Class B	49,936	43,188
	Corp Actinver SAB de CV	15,000	10,929
	El Puerto de Liverpool SAB de CV, Class C1	21,169	130,079
	GCC SAB de CV	2,408	19,152
	Genomma Lab Internacional SAB de CV, Class B	112,180	93,153
	Gentera SAB de CV	133,929	147,192
	Grupo Comercial Chedraui SA de CV	93,959	555,513
	Grupo Herdez SAB de CV	18,613	49,308
	Grupo Industrial Saltillo SAB de CV	37,531	64,710
	Grupo Televisa SAB, Sponsored ADR	7,020	35,521
	Grupo Televisa SAB	187,120	190,456
*Ω	Grupo Traxion SAB de CV	21,848	42,008
*	Industrias CH SAB de CV, Class B	34,322	388,357
*	Industrias Penoles SAB de CV	15,309	236,709
	La Comer SAB de CV	82,402	180,116
	Megacable Holdings SAB de CV	95,361	259,466
*	Minera Frisco SAB de CV, Class A1	268,120	43,545
*Ω	Nemak SAB de CV	309,062	72,369
	Operadora de Sites Mexicanos SA de CV, Class A	119,605	115,484

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Orbia Advance Corp. SAB de CV	109,587	$252,337
*	Organizacion Cultiba SAB de CV	58,298	40,531
*	Organizacion Soriana SAB de CV, Class B	12,168	21,068
	Promotora y Operadora de Infraestructura SAB de CV	10,361	107,825
	Promotora y Operadora de Infraestructura SAB de CV, Class L	4,381	30,456
	Qualitas Controladora SAB de CV	18,417	122,295
	Regional SAB de CV	16,220	118,748
*	Vista Energy SAB de CV, ADR	5,814	121,629
	Vitro SAB de CV, Class A	19,893	20,347

TOTAL MEXICO			5,120,618

NETHERLANDS — (1.9%)
	Aalberts NV	4,719	217,950
Ω	ABN AMRO Bank NV, CVA	112,128	1,797,104
	Acomo NV	5,335	131,268
	Aegon NV	419,896	1,915,870
	Aegon NV, Class NY	118,538	536,977
*	AFC Ajax NV	763	9,210
	APERAM SA	13,851	513,559
	ASR Nederland NV	43,712	1,922,569
Ω	B&S Group Sarl	5,237	22,660
	Brunel International NV	4,689	63,412
	ForFarmers NV	14,165	45,801
*	Fugro NV	30,171	427,804
	Heijmans NV, CVA	7,868	97,892
	Kendrion NV	3,140	65,527
	Koninklijke BAM Groep NV	84,042	184,173
	Koninklijke Vopak NV	16,037	612,750
*Ω	Lucas Bols NV	1,767	21,725
	NN Group NV	34,776	1,296,810
	OCI NV	13,105	345,321
	Ordina NV	16,773	103,657
	Randstad NV	11,276	612,690
	SBM Offshore NV	48,844	690,391
Ω	Signify NV	32,607	1,088,957
	Sligro Food Group NV	6,539	114,111
	TKH Group NV	2,306	111,637
	Van Lanschot Kempen NV	10,130	307,911

TOTAL NETHERLANDS			13,257,736

NEW ZEALAND — (0.3%)
*	Air New Zealand Ltd.	183,186	86,309
	Arvida Group Ltd.	74,856	48,183
	Channel Infrastructure NZ Ltd.	83,783	76,765
	Chorus Ltd.	21,973	117,489
	Comvita Ltd.	6,699	11,603
	Fletcher Building Ltd.	105,386	293,850
	Heartland Group Holdings Ltd.	112,357	110,680
	KMD Brands Ltd.	150,908	103,748
	NZME Ltd.	28,793	18,517
	Oceania Healthcare Ltd.	127,153	54,297
	Ryman Healthcare Ltd.	47,616	156,422
	Sanford Ltd.	17,604	44,770
	SKY Network Television Ltd.	42,112	68,689
	SKYCITY Entertainment Group Ltd.	104,875	155,742
	Steel & Tube Holdings Ltd.	30,627	19,511
	Summerset Group Holdings Ltd.	44,366	223,582
*	Synlait Milk Ltd.	21,865	21,811

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
*	Tourism Holdings Ltd.	35,671	$92,697
	TOWER Ltd.	60,691	24,023

TOTAL NEW ZEALAND			1,728,688

NORWAY — (0.9%)
	2020 Bulkers Ltd.	5,113	51,117
*	Akastor ASA	37,863	37,391
*	Aker BioMarine ASA	2,232	8,350
	AMSC ASA	11,380	44,287
	Austevoll Seafood ASA	16,546	155,821
Ω	Avance Gas Holding Ltd.	5,803	39,307
	Belships ASA	25,709	48,610
*	BLUENORD ASA	678	23,073
	Bonheur ASA	901	20,136
*	Borr Drilling Ltd.	31,060	215,867
*	BW Energy Ltd.	19,446	52,318
Ω	BW LPG Ltd.	23,228	187,667
	BW Offshore Ltd.	27,830	74,263
*	Cadeler AS	9,728	42,308
*	Cloudberry Clean Energy ASA	28,292	28,005
	DNO ASA	122,377	122,426
Ω	Elkem ASA	75,259	254,721
	FLEX LNG Ltd.	3,757	130,328
	Frontline PLC	27,352	424,328
	Golden Ocean Group Ltd.	28,799	265,290
	Grieg Seafood ASA	11,987	100,521
	Hafnia Ltd.	21,611	117,239
*	Kahoot! ASA	35,868	93,636
*	Kongsberg Automotive ASA	246,596	60,800
*	LINK Mobility Group Holding ASA	69,094	60,455
*	MORROW BANK ASA	12,096	5,908
	MPC Container Ships ASA	58,495	95,993
*Ω	Norske Skog ASA	17,847	79,340
*	Northern Ocean Ltd.	10,742	11,699
*	NRC Group ASA	11,663	12,044
*	Odfjell Drilling Ltd.	24,848	58,017
	Odfjell SE, Class A	8,358	78,266
*	Odfjell Technology Ltd.	4,141	20,748
	OKEA ASA	7,081	20,466
Ω	Okeanis Eco Tankers Corp.	3,618	84,414
	Otello Corp. ASA	17,013	12,576
	Panoro Energy ASA	18,567	48,168
	Pareto Bank ASA	8,957	43,592
*	Pexip Holding ASA	22,223	33,471
*	PGS ASA	96,338	69,818
	Salmar ASA	330	14,651
	Sandnes Sparebank	3,712	30,012
Ω	Scatec ASA	22,681	148,280
	Selvaag Bolig ASA	9,155	31,310
*Ω	Shelf Drilling Ltd.	45,698	104,114
*	Siem Offshore, Inc.	8,429	15,694
	Sparebank 1 Oestlandet	7,902	92,961
	SpareBank 1 Sorost-Norge	16,843	80,306
	SpareBank 1 SR-Bank ASA	39,958	468,085
	Sparebanken More	9,555	68,354
	Stolt-Nielsen Ltd.	5,183	149,449
	Subsea 7 SA	55,853	638,428
	TGS ASA	28,155	441,537

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Wallenius Wilhelmsen ASA	27,389	$204,980

TOTAL NORWAY.			5,820,945

PHILIPPINES — (0.2%)
*	8990 Holdings, Inc.	158,000	26,134
	Alliance Global Group, Inc.	432,200	107,830
*	Atlas Consolidated Mining & Development Corp.	95,100	7,570
	Belle Corp.	514,000	10,957
	China Banking Corp.	134,000	81,684
	DMCI Holdings, Inc.	492,000	87,293
	DoubleDragon Corp.	56,800	8,049
	Filinvest Land, Inc.	625,000	8,923
	First Philippine Holdings Corp.	35,390	39,890
	Globe Telecom, Inc.	380	11,693
	GT Capital Holdings, Inc.	12,545	108,456
*	Holcim Philippines, Inc.	9,900	690
*	Integrated Micro-Electronics, Inc.	65,800	6,240
	LT Group, Inc.	276,500	50,751
	Megaworld Corp.	1,550,000	56,093
	Metropolitan Bank & Trust Co.	117,200	124,152
	Petron Corp.	425,100	26,135
††	Philcomsat Holdings Corp.	10,942	14,947
	Philex Mining Corp.	281,400	15,821
*	Philippine National Bank	19,943	6,696
*	Phoenix Petroleum Philippines, Inc.	68,700	9,908
	Puregold Price Club, Inc.	114,200	67,322
	RFM Corp.	131,000	7,684
	Rizal Commercial Banking Corp.	59,520	25,265
	Robinsons Land Corp.	313,031	81,671
	Robinsons Retail Holdings, Inc.	60,780	59,778
	San Miguel Corp.	57,310	109,918
	Security Bank Corp.	69,060	115,203
	Semirara Mining & Power Corp.	66,100	32,292
	Shell Pilipinas Corp.	33,500	10,272
*	Top Frontier Investment Holdings, Inc.	3,550	6,404
	Union Bank of the Philippines	32,273	48,333

TOTAL PHILIPPINES			1,374,054

POLAND — (0.2%)
	AB SA	2,231	27,164
*	Alior Bank SA	11,195	117,278
	Alumetal SA	1,300	24,308
	Amica SA	1,011	18,208
	Arctic Paper SA	3,286	15,426
	ASBISc Enterprises PLC	6,848	47,223
	Asseco Poland SA	5,474	111,062
	Bank Handlowy w Warszawie SA	3,979	85,950
*	Bank Ochrony Srodowiska SA	9,806	23,271
	Cognor Holding SA	27,036	67,709
	ComArch SA	726	26,943
	Cyfrowy Polsat SA	22,746	95,392
	Develia SA	100,947	87,715
	Dom Development SA	609	19,897
	Echo Investment SA	21,847	20,610
*	Enea SA	42,992	69,523
	Fabryki Mebli Forte SA	2,722	17,641
*	Grenevia SA	55,757	44,461
*	Grupa Azoty SA	6,429	49,702

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Inter Cars SA	398	$49,268
*	Jastrzebska Spolka Weglowa SA	5,377	55,650
*	Kernel Holding SA	9,383	40,898
	Lubelski Wegiel Bogdanka SA	1,672	15,616
*	Polimex-Mostostal SA	9,642	10,259
	Polski Koncern Naftowy Orlen SA	16,789	256,144
*	Tauron Polska Energia SA	153,185	76,277
	VRG SA	30,608	25,139
	Warsaw Stock Exchange	2,325	20,208
*	Wawel SA	24	2,914

TOTAL POLAND			1,521,856

PORTUGAL — (0.3%)
	Altri SGPS SA	21,181	109,644
	Banco Comercial Portugues SA, Class R	2,531,594	650,730
	Corticeira Amorim SGPS SA	14,701	166,069
	CTT-Correios de Portugal SA	9,249	38,209
	Galp Energia SGPS SA	41,343	499,576
*	Greenvolt-Energias Renovaveis SA	996	6,769
	Ibersol SGPS SA	4,207	31,160
	Mota-Engil SGPS SA	7,122	15,568
	Navigator Co. SA	73,173	268,575
	NOS SGPS SA	32,438	142,610
	Sonae SGPS SA	282,551	322,206

TOTAL PORTUGAL			2,251,116

QATAR — (0.2%)
	Aamal Co.	303,573	68,826
	Al Khaleej Takaful Group QSC	19,241	12,128
*	Baladna	116,412	44,267
	Barwa Real Estate Co.	279,082	192,722
	Doha Bank QPSC	234,369	100,079
	Doha Insurance Co. QSC	77,894	41,272
	Gulf International Services QSC	191,307	110,906
	Gulf Warehousing Co.	24,568	24,555
	Mannai Corp. QSC	21,980	32,267
*	Mazaya Real Estate Development QPSC	153,404	23,730
	Qatar Aluminum Manufacturing Co.	108,701	46,286
	Qatar Industrial Manufacturing Co. QSC	45,582	36,467
*	Qatar Insurance Co. SAQ	200,169	96,128
	Qatar National Cement Co. QSC	53,035	58,105
*	Salam International Investment Ltd. QSC	270,582	40,290
	United Development Co. QSC	387,788	119,909
	Vodafone Qatar QSC	188,491	89,012

TOTAL QATAR			1,136,949

RUSSIA — (0.0%)
*††	Etalon Group PLC, GDR	30,431	0
*††	Globaltrans Investment PLC, GDR	16,500	0
*††	Lenta International Co. PJSC, GDR	3,874	0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	22,423	0
	O’Key Group SA, GDR	7,059	0
*††	Ros Agro PLC,GDR	14,783	0
*††	RusHydro PJSC, ADR	154,685	0
*††	Tatneft PJSC, Sponsored ADR	10,602	0
*††	VTB Bank PJSC, GDR	176,858	0

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (1.2%)
	Al Babtain Power & Telecommunication Co.	8,017	$56,750
*	Al Hassan Ghazi Ibrahim Shaker Co.	7,787	43,878
*	Al Jouf Cement Co.	19,081	65,168
*	Al Khaleej Training & Education Co.	10,596	52,258
*	AlAbdullatif Industrial Investment Co.	8,897	46,467
*	Al-Etihad Cooperative Insurance Co.	5,479	26,723
*	AlJazira Takaful Ta’awuni Co.	8,883	43,924
*	Allianz Saudi Fransi Cooperative Insurance Co.	5,158	21,887
	Arab National Bank	20,834	152,768
	Arabian Cement Co.	15,098	142,933
	Arriyadh Development Co.	13,704	74,145
	Bank Al-Jazira	63,439	331,945
*	Basic Chemical Industries Ltd.	3,965	38,281
*	Buruj Cooperative Insurance Co.	4,896	24,199
*	Chubb Arabia Cooperative Insurance Co.	4,595	23,018
	City Cement Co.	14,087	82,194
*	Dar Al Arkan Real Estate Development Co.	166,461	718,569
*	Dur Hospitality Co.	16,015	118,934
	Eastern Province Cement Co.	3,868	43,993
*	Electrical Industries Co.	6,406	66,312
*	Emaar Economic City	88,843	230,341
	Etihad Etisalat Co.	79,001	974,356
*	Gulf General Cooperative Insurance Co.	9,428	20,459
	Gulf Insurance Group	6,660	48,938
	Hail Cement Co.	16,024	52,407
*	Jazan Energy & Development Co.	8,139	33,175
	L’Azurde Co. for Jewelry	8,557	33,970
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	10,737	25,531
*	Methanol Chemicals Co.	11,644	78,340
*	Middle East Healthcare Co.	2,702	28,105
*	Middle East Specialized Cables Co.	6,218	21,038
*	Mobile Telecommunications Co. Saudi Arabia	82,390	329,973
	Najran Cement Co.	28,708	109,821
	National Co. for Glass Industries	5,492	50,768
	National Gypsum	4,691	31,218
*	National Industrialization Co.	84,964	311,628
	National Medical Care Co.	4,730	119,999
	Northern Region Cement Co.	35,051	112,369
*	Rabigh Refining & Petrochemical Co.	79,230	236,175
	Sahara International Petrochemical Co.	62,789	654,697
	Saudi Ceramic Co.	6,271	53,866
	Saudi Chemical Co. Holding	13,699	110,325
	Saudi Industrial Services Co.	13,171	96,827
	Saudi Investment Bank	47,808	209,821
*	Saudi Kayan Petrochemical Co.	163,798	556,057
*	Saudi Marketing Co.	7,095	51,074
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	8,469	58,108
*	Saudi Printing & Packaging Co.	7,870	38,670
*	Saudi Public Transport Co.	15,796	77,596
*	Saudi Reinsurance Co.	14,082	61,420
*	Saudi Steel Pipe Co.	2,289	14,515
	Savola Group	25,019	213,111
*	Seera Group Holding	45,531	302,425
*	Sinad Holding Co.	15,976	52,468
	Tabuk Cement Co.	16,107	67,087
*	Takween Advanced Industries Co.	10,266	27,317
	Umm Al-Qura Cement Co.	8,146	38,138
	United International Transportation Co.	7,431	118,385
	Yamama Cement Co.	27,139	238,552

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Yanbu Cement Co.	20,195	$193,494
*	Zamil Industrial Investment Co.	10,609	51,831

TOTAL SAUDI ARABIA			8,308,741

SINGAPORE — (0.8%)
*	Avarga Ltd.	100,900	16,258
	Aztech Global Ltd.	30,200	18,401
	BRC Asia Ltd.	17,700	23,232
	Bukit Sembawang Estates Ltd.	45,200	137,475
	China Aviation Oil Singapore Corp. Ltd.	94,800	65,853
	China Sunsine Chemical Holdings Ltd.	89,700	31,007
	City Developments Ltd.	94,300	493,311
	Civmec Ltd.	27,600	14,178
*	COSCO Shipping International Singapore Co. Ltd.	509,500	64,304
	CSE Global Ltd.	90,200	24,038
	Del Monte Pacific Ltd.	197,000	34,783
	Delfi Ltd.	26,600	23,184
*††	Ezion Holdings Ltd.	1,083,800	0
#*††	Ezra Holdings Ltd.	468,200	0
	Far East Orchard Ltd.	64,355	50,186
	First Resources Ltd.	132,700	152,988
	Food Empire Holdings Ltd.	59,800	45,352
	Frasers Property Ltd.	71,200	46,731
	Frencken Group Ltd.	119,600	93,969
	Fu Yu Corp. Ltd.	116,400	18,400
	Geo Energy Resources Ltd.	113,000	28,449
	Golden Agri-Resources Ltd.	1,767,100	365,459
	Great Eastern Holdings Ltd.	4,300	54,941
	GuocoLand Ltd.	68,600	81,917
	Ho Bee Land Ltd.	50,700	82,703
	Hong Fok Corp. Ltd.	106,790	82,729
	Hong Leong Asia Ltd.	61,800	31,809
	Hotel Grand Central Ltd.	35,281	23,870
	Hutchison Port Holdings Trust	1,096,200	207,950
*††	Hyflux Ltd.	124,600	0
	Indofood Agri Resources Ltd.	57,000	13,473
	ISDN Holdings Ltd.	93,400	33,084
	Japfa Ltd.	161,600	25,521
*	Mandarin Oriental International Ltd.	67,600	123,229
*	Marco Polo Marine Ltd.	1,031,800	34,907
	Mewah International, Inc.	86,100	19,970
*††	Midas Holdings Ltd.	343,400	0
	Netlink NBN Trust	562,100	368,994
	Olam Group Ltd.	125,120	151,020
	OUE Ltd.	79,600	69,891
	Oxley Holdings Ltd.	261,197	26,844
	QAF Ltd.	53,800	34,689
	Riverstone Holdings Ltd.	123,100	55,996
	Samudera Shipping Line Ltd.	67,100	67,197
*	Sembcorp Marine Ltd.	4,754,800	443,445
*	SIA Engineering Co. Ltd.	46,700	78,326
	Sinarmas Land Ltd.	163,500	22,182
	Singapore Land Group Ltd.	50,200	82,547
	Stamford Land Corp. Ltd.	160,398	48,118
*††	Swiber Holdings Ltd.	92,600	0
	Tai Sin Electric Ltd.	34,116	9,983
	Tiong Woon Corp. Holding Ltd.	30,600	10,792
	Tuan Sing Holdings Ltd.	206,377	51,970
	UOB-Kay Hian Holdings Ltd.	92,809	98,966

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	UOL Group Ltd.	125,900	$656,805
	Venture Corp. Ltd.	50,100	640,066
	Wee Hur Holdings Ltd.	60,800	8,864
	Wing Tai Holdings Ltd.	122,600	136,162

TOTAL SINGAPORE			5,626,518

SOUTH AFRICA — (1.1%)
	Adcock Ingram Holdings Ltd.	11,334	31,086
	Advtech Ltd.	87,594	87,927
	AECI Ltd.	21,022	99,305
	African Rainbow Minerals Ltd.	20,343	255,557
	Alexander Forbes Group Holdings Ltd.	37,429	10,064
	Altron Ltd., Class A	34,495	16,510
	AngloGold Ashanti Ltd., Sponsored ADR	20,197	536,836
	Aspen Pharmacare Holdings Ltd.	47,538	475,799
	Astral Foods Ltd.	6,825	62,733
*	Aveng Ltd.	13,124	7,629
	Barloworld Ltd.	34,363	170,510
*	Blue Label Telecoms Ltd.	96,677	23,852
	Curro Holdings Ltd.	22,467	9,961
	DataTec Ltd.	63,848	126,970
	DRDGOLD Ltd.	51,061	54,619
	Foschini Group Ltd.	22,888	118,681
	Grindrod Ltd.	73,728	39,615
	Harmony Gold Mining Co. Ltd.	32,476	152,132
	Harmony Gold Mining Co. Ltd., Sponsored ADR	75,442	347,788
	Hudaco Industries Ltd.	3,075	25,895
	Investec Ltd.	71,546	393,421
	Invicta Holdings Ltd.	8,097	12,621
	KAP Ltd.	246,429	41,022
	Lewis Group Ltd.	12,017	24,925
	Libstar Holdings Ltd.	33,738	9,006
	Life Healthcare Group Holdings Ltd.	258,702	293,572
	Merafe Resources Ltd.	340,993	22,188
*	Metair Investments Ltd.	34,895	46,786
	Momentum Metropolitan Holdings	223,500	226,426
	Motus Holdings Ltd.	23,913	124,193
	Mpact Ltd.	23,171	35,433
	Nedbank Group Ltd.	88,142	1,018,281
	Netcare Ltd.	154,040	134,526
	Oceana Group Ltd.	12,750	46,722
	Old Mutual Ltd.	968,119	615,823
	Omnia Holdings Ltd.	31,449	99,013
Ω	Pepkor Holdings Ltd.	276,572	256,377
*	PPC Ltd.	144,332	22,447
	Raubex Group Ltd.	28,364	40,955
	RCL Foods Ltd.	33,526	20,894
	Reunert Ltd.	19,588	63,170
	Royal Bafokeng Platinum Ltd.	20,360	159,755
	Sappi Ltd.	115,181	262,020
	Sibanye Stillwater Ltd.	10,854	23,996
	Sibanye Stillwater Ltd., ADR	32,044	286,794
*	Southern Sun Ltd.	161,714	39,519
	Super Group Ltd.	75,823	132,846
*	Telkom SA SOC Ltd.	45,813	83,182
	Tiger Brands Ltd.	7,979	86,446
*	Wilson Bayly Holmes-Ovcon Ltd.	12,274	72,724

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
*	Zeda Ltd.	34,363	$22,831

TOTAL SOUTH AFRICA			7,371,383

SOUTH KOREA — (3.4%)
	ABco Electronics Co. Ltd.	2,820	26,504
	ABOV Semiconductor Co. Ltd.	2,056	15,459
*	ADTechnology Co. Ltd.	1,204	16,421
	Advanced Process Systems Corp.	1,767	26,952
	Aekyung Industrial Co. Ltd.	1,589	25,616
*	Agabang&Company	4,211	10,641
*	Ajin Industrial Co. Ltd.	7,583	22,683
	AK Holdings, Inc.	849	12,230
*	ALUKO Co. Ltd.	7,684	18,117
*	Amotech Co. Ltd.	1,614	19,916
*	Anam Electronics Co. Ltd.	15,119	22,822
*	Ananti, Inc.	14,678	69,208
	Asia Cement Co. Ltd.	3,780	30,281
	ASIA Holdings Co. Ltd.	317	32,890
	Asia Paper Manufacturing Co. Ltd.	1,034	27,199
	Avaco Co. Ltd.	2,188	27,806
	Baiksan Co. Ltd.	1,801	10,735
	BH Co. Ltd.	4,637	80,384
*	Binex Co. Ltd.	3,097	21,633
	Binggrae Co. Ltd.	887	29,525
	BIT Computer Co. Ltd.	4,816	20,453
	BNK Financial Group, Inc.	52,192	259,651
	Boditech Med, Inc.	1,727	14,952
*	Bohae Brewery Co. Ltd.	20,395	9,115
	Bookook Securities Co. Ltd.	475	7,059
	Boryung	7,484	48,682
	BYC Co. Ltd.	48	16,823
*	CammSys Corp.	13,416	16,859
	Cell Biotech Co. Ltd.	844	8,477
	Changhae Ethanol Co. Ltd.	1,848	14,117
	Chemtronics Co. Ltd.	1,592	26,470
*	ChinHung International, Inc.	13,013	12,111
*	Choil Aluminum Co. Ltd.	11,866	26,833
	Chong Kun Dang Pharmaceutical Corp.	415	26,313
	Chongkundang Holdings Corp.	729	27,659
	Choong Ang Vaccine Laboratory	1,867	14,541
*	Chorokbaem Media Co. Ltd.	3,919	26,368
*	CJ CheilJedang Corp.	1,584	366,804
	CJ Corp.	3,226	220,886
	CJ Freshway Corp.	1,175	25,043
	CJ Logistics Corp.	1,739	100,443
*	CJ Seafood Corp.	3,352	8,140
*	CKD Bio Corp.	630	11,931
*	CMG Pharmaceutical Co. Ltd.	13,602	21,903
*	Com2uS Holdings Corp.	671	21,905
*	Coreana Cosmetics Co. Ltd.	6,627	14,645
*	Cosmax, Inc.	1,462	84,604
	Coway Co. Ltd.	8,293	304,489
	Cuckoo Holdings Co. Ltd.	1,180	13,607
	Cymechs, Inc.	618	5,770
	D.I Corp.	4,636	23,503
	Dae Won Kang Up Co. Ltd.	12,341	37,522
	Daechang Forging Co. Ltd.	3,508	18,972
	Daedong Corp.	2,582	20,488
	Daeduck Electronics Co. Ltd.	6,699	108,620

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Daehan New Pharm Co. Ltd.	2,847	$18,447
	Daehan Steel Co. Ltd.	1,479	14,611
*	Dae-Il Corp.	4,051	15,261
	Daesang Corp.	4,306	62,696
	Daesang Holdings Co. Ltd.	3,226	18,579
*	Daesung Industrial Co. Ltd.	3,004	8,972
	Daewon Media Co. Ltd.	2,666	30,364
	Daewon Pharmaceutical Co. Ltd.	3,345	37,001
*	Daewoo Engineering & Construction Co. Ltd.	42,035	132,923
	Daewoong Co. Ltd.	3,374	37,739
	Daihan Pharmaceutical Co. Ltd.	1,150	24,067
	Daishin Securities Co. Ltd.	6,759	68,013
*	Danal Co. Ltd.	12,840	39,750
	Daol Investment & Securities Co. Ltd.	5,561	13,920
*	Dasan Networks, Inc.	5,252	14,009
	DB Financial Investment Co. Ltd.	6,876	20,801
	DB HiTek Co. Ltd.	7,004	318,892
	Deutsch Motors, Inc.	5,107	22,399
	DGB Financial Group, Inc.	34,475	176,791
	DI Dong Il Corp.	2,470	38,543
	Digital Daesung Co. Ltd.	2,887	13,303
	DL Holdings Co. Ltd.	2,847	105,491
	DMS Co. Ltd.	6,579	31,027
	DNF Co. Ltd.	2,385	29,849
	Dohwa Engineering Co. Ltd.	3,357	20,617
	Dong-A Hwasung Co. Ltd.	2,885	19,791
	Dong-A Socio Holdings Co. Ltd.	815	50,441
	Dong-A ST Co. Ltd.	697	28,549
	Dong-Ah Geological Engineering Co. Ltd.	1,769	16,297
*	Dongbang Transport Logistics Co. Ltd.	11,205	18,229
	DongKook Pharmaceutical Co. Ltd.	3,587	40,527
	Dongkuk Industries Co. Ltd.	6,108	33,010
	Dongkuk Steel Mill Co. Ltd.	14,483	129,811
*	Dongkuk Structures & Construction Co. Ltd.	8,156	26,942
*	Dongwha Enterprise Co. Ltd.	372	13,815
	Dongwha Pharm Co. Ltd.	3,460	21,728
	Dongwon Development Co. Ltd.	10,704	28,170
	Dongwon F&B Co. Ltd.	1,480	33,858
	Dongwon Industries Co. Ltd.	1,465	50,910
	Dongyang E&P, Inc.	886	10,594
*	Dongyang Steel Pipe Co. Ltd.	27,402	21,983
	Doosan Bobcat, Inc.	6,452	247,541
	Doosan Co. Ltd.	1,214	84,895
	Doosan Tesna, Inc.	2,083	55,842
	DoubleUGames Co. Ltd.	1,391	47,204
	Dreamtech Co. Ltd.	6,678	48,228
*	DSC Investment, Inc.	3,376	9,815
*	Duksan Hi-Metal Co. Ltd.	5,102	21,580
*	Duksan Techopia Co. Ltd.	1,320	19,857
	DY Corp.	2,973	12,175
*	E& Corp. Co. Ltd.	6,916	13,890
*	E&M Co. Ltd.	25,134	5,025
	eBEST Investment & Securities Co. Ltd.	3,852	12,473
	Ecoplastic Corp.	5,979	27,590
	Elentec Co. Ltd.	2,433	23,696
	E-MART, Inc.	987	72,187
*	EMKOREA Co. Ltd.	8,169	17,243
	EM-Tech Co. Ltd.	2,746	56,541
	ENF Technology Co. Ltd.	2,160	33,493

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Eo Technics Co. Ltd.	466	$30,508
	Estechpharma Co. Ltd.	2,011	11,341
	Eugene Investment & Securities Co. Ltd.	15,514	29,364
	F&F Holdings Co. Ltd.	841	13,437
	FarmStory Co. Ltd.	10,797	15,720
	Fila Holdings Corp.	3,607	99,072
	Fine Semitech Corp.	3,380	55,706
	Gabia, Inc.	1,357	11,867
*	GAEASOFT	4,572	24,901
	GC Cell Corp.	394	12,647
	Gemvaxlink Co. Ltd.	14,448	15,648
*	Genie Music Corp.	7,762	22,120
	Genoray Co. Ltd.	1,571	9,224
	Global Standard Technology Co. Ltd.	1,206	23,058
	Gradiant Corp.	2,207	23,504
	Green Cross Corp.	639	59,209
	Green Cross Holdings Corp.	3,608	42,188
	GS Engineering & Construction Corp.	11,153	180,988
*	GS Global Corp.	14,500	33,590
	GS Holdings Corp.	9,868	293,194
	GS Retail Co. Ltd.	6,530	130,073
	Gwangju Shinsegae Co. Ltd.	840	20,717
	HAESUNG DS Co. Ltd.	953	33,431
	Haesung Industrial Co. Ltd.	2,832	19,631
*	Han Chang Corp.	30,444	17,892
	Han Kuk Carbon Co. Ltd.	5,432	46,667
	Hana Micron, Inc.	5,106	58,638
*	Hancom, Inc.	3,305	35,150
	Handok, Inc.	1,695	19,403
	Handsome Co. Ltd.	3,194	59,693
	Hanil Holdings Co. Ltd.	2,225	18,747
	Hanjin Transportation Co. Ltd.	2,502	37,292
	Hankook Tire & Technology Co. Ltd.	15,566	402,021
	Hannong Chemicals, Inc.	1,730	27,021
	Hansae Co. Ltd.	3,681	46,803
*	Hansol HomeDeco Co. Ltd.	24,580	19,000
*	Hansol IONES Co. Ltd.	1,526	9,001
	Hansol Logistics Co. Ltd.	6,962	15,448
	Hansol Paper Co. Ltd.	3,464	29,455
	Hansol Technics Co. Ltd.	5,680	24,925
	Hanwha Aerospace Co. Ltd.	1,544	118,813
	Hanwha Corp.	6,434	130,668
*	Hanwha Investment & Securities Co. Ltd.	30,496	63,162
*	Hanwha Life Insurance Co. Ltd.	58,545	108,780
	Hanyang Eng Co. Ltd.	2,781	30,841
	Hanyang Securities Co. Ltd.	2,469	16,224
	Harim Co. Ltd.	8,073	18,636
	Harim Holdings Co. Ltd.	8,111	57,008
	HB Technology Co. Ltd.	9,405	17,139
	HD Hyundai Co. Ltd.	9,399	416,784
	HD Hyundai Construction Equipment Co. Ltd.	1,836	93,466
	HD Hyundai Energy Solutions Co. Ltd.	595	18,843
	HD Hyundai Infracore Co. Ltd.	23,557	174,294
	HDC Hyundai Engineering Plastics Co. Ltd.	2,805	10,151
	Hecto Financial Co. Ltd.	711	9,636
	Hite Jinro Co. Ltd.	5,909	98,519
	Hitejinro Holdings Co. Ltd.	1,659	11,400
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	3,397	7,529
	HL Holdings Corp.	299	7,420

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	HL Mando Co. Ltd.	678	$23,554
	Home Center Holdings Co. Ltd.	14,297	14,646
*	Humax Co. Ltd.	6,520	18,168
	Humedix Co. Ltd.	632	13,404
	Huons Co. Ltd.	918	22,566
	Husteel Co. Ltd.	12,561	59,222
*	Huvis Corp.	2,628	8,950
	Huvitz Co. Ltd.	3,099	38,251
	Hwa Shin Co. Ltd.	3,952	40,894
*	Hwail Pharm Co. Ltd.	8,763	13,640
	Hwangkum Steel & Technology Co. Ltd.	3,346	20,987
	Hwaseung Enterprise Co. Ltd.	2,016	12,016
	Hyosung Corp.	1,932	95,250
*	Hyosung Heavy Industries Corp.	1,146	67,470
	Hyosung TNC Corp.	427	120,716
	Hyundai Bioland Co. Ltd.	2,118	19,318
	Hyundai BNG Steel Co. Ltd.	2,003	24,326
	Hyundai Department Store Co. Ltd.	2,392	92,618
	Hyundai Elevator Co. Ltd.	4,799	120,475
	Hyundai Engineering & Construction Co. Ltd.	16,090	495,052
	Hyundai Home Shopping Network Corp.	1,138	41,017
*	Hyundai Livart Furniture Co. Ltd.	3,444	20,077
	Hyundai Marine & Fire Insurance Co. Ltd.	9,980	280,377
	Hyundai Motor Securities Co. Ltd.	4,374	29,299
	Hyundai Steel Co.	18,104	495,011
	Hyundai Wia Corp.	3,635	152,836
	HyVision System, Inc.	2,537	33,636
	Iljin Diamond Co. Ltd.	772	11,430
	Iljin Electric Co. Ltd.	4,127	21,634
	Iljin Holdings Co. Ltd.	6,410	21,833
	Iljin Power Co. Ltd.	2,128	20,901
	Ilyang Pharmaceutical Co. Ltd.	2,412	31,101
	iMarketKorea, Inc.	4,396	32,515
	InBody Co. Ltd.	2,711	56,347
*	Infinitt Healthcare Co. Ltd.	1,548	5,859
	Innocean Worldwide, Inc.	1,362	40,791
	InnoWireless Co. Ltd.	715	14,551
*	Insun ENT Co. Ltd.	6,474	39,805
	Intelligent Digital Integrated Security Co. Ltd.	805	13,725
*	Interflex Co. Ltd.	2,428	17,619
	Inzi Controls Co. Ltd.	1,401	8,993
*	IS Dongseo Co. Ltd.	2,486	68,985
	i-SENS, Inc.	2,498	31,981
*	ITEK, Inc.	2,061	14,050
*	Jahwa Electronics Co. Ltd.	1,841	42,863
	JASTECH Ltd.	2,538	16,746
	JB Financial Group Co. Ltd.	21,369	133,706
	JC Chemical Co. Ltd.	2,870	16,423
*	Jeju Semiconductor Corp.	9,500	33,175
	Jinsung T.E.C.	2,323	20,058
	JLS Co. Ltd.	1,761	9,479
	JNK Heaters Co. Ltd.	3,077	14,128
	JS Corp.	1,624	15,391
	Jusung Engineering Co. Ltd.	7,423	87,505
	JVM Co. Ltd.	1,407	21,372
	JW Life Science Corp.	891	7,840
*	Kanglim Co. Ltd.	19,090	14,349
	Kangnam Jevisco Co. Ltd.	1,043	18,973
	KAON Group Co. Ltd.	2,332	12,698

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KC Tech Co. Ltd.	793	$11,165
	KCC Glass Corp.	2,300	79,128
	KCTC	5,539	17,348
	KEC Corp.	19,317	32,577
	KEPCO Plant Service & Engineering Co. Ltd.	2,410	64,467
	KG Chemical Corp.	2,199	63,089
	KG Dongbu Steel	4,319	30,553
	KG Eco Technology Service Co. Ltd.	2,093	25,251
	KGMobilians Co. Ltd.	3,236	15,800
	KH Vatec Co. Ltd.	3,839	54,311
	KidariStudio, Inc.	2,919	15,725
	KISWIRE Ltd.	2,317	32,900
	KIWOOM Securities Co. Ltd.	3,145	221,020
	KM Corp.	2,128	8,819
	Kolmar Korea Co. Ltd.	2,435	73,816
	Kolon Corp.	1,344	20,456
	Kolon Industries, Inc.	3,416	109,628
	Kolon Plastic, Inc.	2,169	16,144
*	Korea Circuit Co. Ltd.	2,209	23,304
	Korea Electric Terminal Co. Ltd.	1,169	53,653
	Korea Export Packaging Industrial Co. Ltd.	6,450	16,259
*	Korea Information & Communications Co. Ltd.	2,706	21,081
	Korea Investment Holdings Co. Ltd.	2,271	93,858
*	Korea Line Corp.	35,444	54,791
	Korea Parts & Fasteners Co. Ltd.	3,051	12,457
	Korea Petrochemical Ind Co. Ltd.	752	81,858
	Korea Petroleum Industries Co.	1,527	12,240
	Korea United Pharm, Inc.	1,778	28,656
	Korean Reinsurance Co.	19,884	112,535
	KSS LINE Ltd.	4,280	26,164
*	KT Alpha Co. Ltd.	3,330	15,003
	KT Skylife Co. Ltd.	6,256	32,435
	KTCS Corp.	8,880	23,510
	Kukdo Chemical Co. Ltd.	659	21,694
	Kukdong Oil & Chemicals Co. Ltd.	7,243	19,678
	Kumho Petrochemical Co. Ltd.	3,162	323,341
*	Kumho Tire Co., Inc.	21,150	71,237
	Kumkang Kind Co. Ltd.	4,208	15,967
	Kwang Myung Electric Co. Ltd.	6,436	12,731
	Kyeryong Construction Industrial Co. Ltd.	2,392	30,668
	Kyobo Securities Co. Ltd.	4,800	18,179
	Kyung Dong Navien Co. Ltd.	1,528	45,842
	Kyungbang Co. Ltd.	2,863	22,653
	Kyungdong Pharm Co. Ltd.	3,591	19,822
	Kyung-In Synthetic Corp.	6,925	24,164
*	LabGenomics Co. Ltd.	4,170	18,548
*	LB Semicon, Inc.	5,733	34,150
*	LG Display Co. Ltd.	47,315	527,458
	LG HelloVision Co. Ltd.	9,008	27,751
	LG Uplus Corp.	45,276	373,453
	LOT Vacuum Co. Ltd.	3,553	41,089
	Lotte Chilsung Beverage Co. Ltd.	618	72,035
	Lotte Corp.	6,376	133,753
*	Lotte Data Communication Co.	593	12,497
	LOTTE Fine Chemical Co. Ltd.	3,403	156,287
	LOTTE Himart Co. Ltd.	1,050	8,902
	Lotte Shopping Co. Ltd.	1,456	87,052
	LS Corp.	3,658	245,702
	LS Electric Co. Ltd.	2,670	126,519

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	LVMC Holdings	16,746	$22,513
	LX Hausys Ltd.	651	20,029
	LX International Corp.	6,246	136,964
	LX Semicon Co. Ltd.	953	75,346
	Macrogen, Inc.	1,592	23,268
	Maeil Dairies Co. Ltd.	532	18,909
	MAKUS, Inc.	1,866	13,987
	Mcnex Co. Ltd.	1,135	26,741
*	ME2ON Co. Ltd.	9,374	25,976
	Medy-Tox, Inc.	686	121,449
	Meerecompany, Inc.	975	23,876
	MegaStudyEdu Co. Ltd.	768	36,064
	Meritz Financial Group, Inc.	9,183	316,081
*	MiCo Ltd.	6,011	37,515
*	Mirae Asset Life Insurance Co. Ltd.	13,834	28,952
	Mirae Asset Securities Co. Ltd.	57,700	299,805
	Miwon Holdings Co. Ltd.	98	7,386
	Moorim P&P Co. Ltd.	5,847	15,997
	Motrex Co. Ltd.	2,673	38,163
	MS Autotech Co. Ltd.	5,868	25,485
	Multicampus Co. Ltd.	168	4,591
	Namhae Chemical Corp.	2,788	18,017
	Namyang Dairy Products Co. Ltd.	66	24,437
	Nasmedia Co. Ltd.	605	9,446
*	NDFOS Co. Ltd.	2,190	4,654
	NeoPharm Co. Ltd.	851	11,145
*	Nepes Ark Corp.	1,026	18,096
	New Power Plasma Co. Ltd.	3,326	12,414
	Nexen Tire Corp.	3,773	23,277
	NH Investment & Securities Co. Ltd.	31,442	220,137
	NICE Holdings Co. Ltd.	4,219	40,068
	Nice Information & Telecommunication, Inc.	884	15,895
	Nong Shim Holdings Co. Ltd.	222	11,591
	Nong Woo Bio Co. Ltd.	2,119	13,709
	NongShim Co. Ltd.	551	163,248
	NOROO Paint & Coatings Co. Ltd.	1,641	9,851
	NOVAREX Co. Ltd.	3,308	21,524
	NPC.	6,447	31,967
	Oceanbridge Co. Ltd.	1,031	10,573
	OCI Co. Ltd.	4,130	369,676
	Openbase, Inc.	3,762	8,051
	OptoElectronics Solutions Co. Ltd.	415	5,093
	Orion Holdings Corp.	5,520	68,445
	Ottogi Corp.	130	44,898
	Paik Kwang Industrial Co. Ltd.	5,088	25,969
	Pan Ocean Co. Ltd.	47,515	193,909
	Partron Co. Ltd.	7,264	43,302
*	PharmGen Science, Inc.	2,381	11,413
	Poongsan Corp.	3,189	101,349
	Posco International Corp.	7,683	154,466
	POSCO Steeleon Co. Ltd.	743	28,937
*	Power Logics Co. Ltd.	6,699	28,974
	Protec Co. Ltd.	1,431	26,336
	PSK, Inc.	3,550	55,190
	Pulmuone Co. Ltd.	2,268	17,170
	Pungkuk Ethanol Co. Ltd.	1,107	11,298
	QSI Co. Ltd.	2,107	15,332
	Reyon Pharmaceutical Co. Ltd.	1,659	23,129
*	RFTech Co. Ltd.	6,444	21,266

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Rorze Systems Corp.	3,368	$20,350
*	S.Y. Co. Ltd.	3,263	7,245
	S-1 Corp.	1,684	73,546
	Sajo Industries Co. Ltd.	390	12,445
	Sajodaerim Corp.	742	14,894
	Sambo Motors Co. Ltd.	2,461	12,273
	SAMHWA Paints Industrial Co. Ltd.	1,739	8,329
	Samick THK Co. Ltd.	2,172	21,550
	Samji Electronics Co. Ltd.	2,577	17,306
	Samjin Pharmaceutical Co. Ltd.	2,378	40,527
*	Samkee Corp.	5,231	12,022
	Sammok S-Form Co. Ltd.	803	9,106
	SAMPYO Cement Co. Ltd.	8,391	21,934
	Samsung Publishing Co. Ltd.	775	12,769
	Samsung Securities Co. Ltd.	12,654	321,219
	SAMT Co. Ltd.	8,621	19,280
	Samyang Corp.	407	12,626
	Samyang Packaging Corp.	765	10,049
*	Samyoung Co. Ltd.	5,365	15,696
	Saramin Co. Ltd.	973	16,609
*	SDN Co. Ltd.	11,212	16,129
	Seah Besteel Holdings Corp.	1,627	28,255
	SeAH Holdings Corp.	197	16,794
	SeAH Steel Corp.	395	41,700
	SeAH Steel Holdings Corp.	440	49,276
*	Seegene, Inc.	6,634	120,897
*	Segyung Hitech Co. Ltd.	604	7,400
	Sejong Industrial Co. Ltd.	2,272	11,484
*	S-Energy Co. Ltd.	2,604	5,603
	Seobu T&D	2,551	14,160
	Seohan Co. Ltd.	14,973	12,151
*	Seojin System Co. Ltd.	3,888	46,792
	Seoul Semiconductor Co. Ltd.	7,302	58,327
	Seoulin Bioscience Co. Ltd.	1,779	15,877
	Seoyon Co. Ltd.	4,111	25,016
	Seoyon E-Hwa Co. Ltd.	2,282	25,517
	SFA Engineering Corp.	3,428	102,460
*	SFA Semicon Co. Ltd.	16,683	66,413
	SGC e Tec E&C Co. Ltd.	429	7,580
	SGC Energy Co. Ltd.	1,491	32,735
	SH Energy & Chemical Co. Ltd.	23,098	13,639
	Shin Heung Energy & Electronics Co. Ltd.	563	20,239
	Shindaeyang Paper Co. Ltd.	3,700	23,311
	Shinil Electronics Co. Ltd.	10,886	17,092
	Shinsegae Food Co. Ltd.	252	8,325
	Shinsegae Information & Communication Co. Ltd.	1,860	20,777
	Shinsegae International, Inc.	2,615	38,394
	Shinsegae, Inc.	1,577	243,462
	Shinsung Delta Tech Co. Ltd.	3,279	26,924
*	Shinsung Tongsang Co. Ltd.	12,783	21,180
*	Shinwha Intertek Corp.	8,653	19,209
	Shinwon Corp.	13,837	14,803
*	Showbox Corp.	6,629	17,236
	Simmtech Co. Ltd.	3,415	73,681
	SIMMTECH HOLDINGS Co. Ltd.	7,163	15,606
	Sinil Pharm Co. Ltd.	1,814	10,564
	SJ Group Co. Ltd.	853	9,104
	SK Chemicals Co. Ltd.	282	15,062
	SK D&D Co. Ltd.	1,980	33,607

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SK Discovery Co. Ltd.	2,498	$60,305
	SK Gas Ltd.	499	45,060
	SK Networks Co. Ltd.	14,722	51,382
	SK Securities Co. Ltd.	15,821	8,054
	SL Corp.	3,258	75,909
	SNT Motiv Co. Ltd.	1,600	57,183
*	SNU Precision Co. Ltd.	4,032	11,654
	Solid, Inc.	10,401	41,075
	Songwon Industrial Co. Ltd.	2,765	35,624
	Soosan Heavy Industries Co. Ltd.	6,373	12,227
	Soulbrain Holdings Co. Ltd.	1,863	37,224
	STIC Investments, Inc.	7,634	36,282
	Sugentech, Inc.	2,462	15,087
	Suheung Co. Ltd.	1,127	24,034
	Sung Kwang Bend Co. Ltd.	4,963	45,563
*	Sungchang Enterprise Holdings Ltd.	15,703	22,937
	Sungshin Cement Co. Ltd.	3,983	28,563
	Sungwoo Hitech Co. Ltd.	11,668	74,413
*	Sunny Electronics Corp.	10,494	17,033
	Systems Technology, Inc.	1,944	16,998
	Tae Kyung Industrial Co. Ltd.	2,320	13,737
*††	Taewoong Co. Ltd.	3,164	31,404
	Taeyoung Engineering & Construction Co. Ltd.	8,227	23,532
	Tailim Packaging Co. Ltd.	6,496	12,753
	TechWing, Inc.	4,910	25,248
	Telechips, Inc.	2,056	25,926
	TES Co. Ltd.	2,135	34,443
*	Thinkware Systems Corp.	1,121	11,233
	TK Corp.	2,713	36,146
	TKG Huchems Co. Ltd.	3,216	54,871
*	Tongyang Life Insurance Co. Ltd.	5,147	15,218
*	Top Engineering Co. Ltd.	3,622	13,741
	Tovis Co. Ltd.	3,257	25,837
	Tplex Co. Ltd.	3,294	10,036
	TS Corp.	13,340	34,468
	TSE Co. Ltd.	1,306	37,404
*	Tuksu Construction Co. Ltd.	2,389	13,874
	TY Holdings Co. Ltd.	5,063	40,985
	TYM Corp.	14,537	27,045
	Ubiquoss, Inc.	645	6,196
	Uju Electronics Co. Ltd.	1,157	10,726
	Uni-Chem Co. Ltd.	17,518	20,421
	Unick Corp.	2,540	10,674
*	Unid Btplus Co. Ltd.	1,293	9,196
	Unid Co. Ltd.	824	40,072
	Union Semiconductor Equipment & Materials Co. Ltd.	4,024	23,164
	Uniquest Corp.	2,969	21,723
	Value Added Technology Co. Ltd.	1,125	32,490
*	Vidente Co. Ltd.	7,159	17,758
	Vieworks Co. Ltd.	428	10,970
	Vitzro Tech Co. Ltd.	3,438	19,101
	Webzen, Inc.	3,048	34,797
*	Welcron Co. Ltd.	8,235	16,922
	Wins Co. Ltd.	1,360	12,738
	WiSoL Co. Ltd.	3,563	17,300
	WONIK IPS Co. Ltd.	2,714	62,155
	Wonik Materials Co. Ltd.	1,400	27,801
	Woojin, Inc.	2,607	16,872
*	Wooree Bio Co. Ltd.	5,593	11,435

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Woori Investment Bank Co. Ltd.	77,941	$44,099
	Y G-1 Co. Ltd.	4,216	20,638
	Y-entec Co. Ltd.	3,150	18,631
*	YIK Corp.	4,000	11,431
*	YMT Co. Ltd.	1,177	10,751
	Youngone Corp.	3,957	130,963
	Youngone Holdings Co. Ltd.	996	48,245
	Yuanta Securities Korea Co. Ltd.	21,566	42,437
	Zeus Co. Ltd.	1,279	27,109
	Zinus, Inc.	2,340	50,149

TOTAL SOUTH KOREA			23,261,534

SPAIN — (1.3%)
	Acerinox SA	60,726	656,099
	ACS Actividades de Construccion y Servicios SA	3,114	107,067
Ω	Aedas Homes SA	4,189	64,218
	Almirall SA	20,008	204,821
	Atresmedia Corp. de Medios de Comunicacion SA	32,384	129,502
	Azkoyen SA	2,368	16,950
	Banco de Sabadell SA	1,583,992	1,650,830
	Bankinter SA	197,117	1,165,596
	Construcciones y Auxiliar de Ferrocarriles SA	5,087	157,865
	Ebro Foods SA	19,701	365,706
	Elecnor SA	10,143	132,910
	Enagas SA	49,228	985,578
	Ercros SA	34,553	161,285
	Fomento de Construcciones y Contratas SA	11,690	118,330
Ω	Gestamp Automocion SA	52,810	228,629
*	Grifols SA	58,336	600,488
	Grupo Catalana Occidente SA	12,282	396,388
	Iberpapel Gestion SA	2,972	52,002
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	48,396	44,663
	Mapfre SA	303,219	607,386
*	Mediaset Espana Comunicacion SA	21,093	70,108
Ω	Metrovacesa SA	14,868	124,261
Ω	Neinor Homes SA	8,459	85,727
*	Obrascon Huarte Lain SA	8,160	4,641
	Prosegur Cia de Seguridad SA	32,230	61,832
Ω	Talgo SA	6,593	22,937
*	Tubacex SA	30,478	82,873
Ω	Unicaja Banco SA	405,633	411,669

TOTAL SPAIN			8,710,361

SWEDEN — (1.6%)
Ω	AcadeMedia AB	24,057	122,085
	AddLife AB, Class B	14,920	176,796
	AFRY AB	18,515	348,061
Ω	Alimak Group AB	8,408	62,036
	Alligo AB, Class B	2,244	25,031
Ω	Ambea AB	15,859	60,330
	AQ Group AB	3,252	129,894
*	Arise AB	7,896	42,812
	Arjo AB, Class B	37,788	167,634
*Ω	Attendo AB	26,639	94,397
	BE Group AB	1,190	12,338
	Beijer Alma AB	1,069	24,307
	Bergman & Beving AB	6,955	97,459
*	Besqab AB	1,299	3,456

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Besqab AB	2,598	$6,840
	Betsson AB, Class B	31,487	340,159
*	Better Collective AS	7,259	153,671
	Bilia AB, Class A	11,022	124,391
	Billerud AB	58,598	562,789
	Bonava AB, Class B	21,899	39,498
	Bulten AB	4,289	39,797
	Byggmax Group AB	11,517	35,287
	Catella AB	9,935	33,771
	Cloetta AB, Class B	62,283	131,843
*	Collector Bank AB	2,562	8,158
Ω	Coor Service Management Holding AB	20,012	130,196
Ω	Dometic Group AB	69,203	496,021
*	Doro AB	6,752	10,035
*	Duni AB	9,087	99,379
*Ω	Dustin Group AB	4,846	16,675
	Eastnine AB	4,151	39,674
	Elanders AB, Class B	6,054	76,939
*	Enea AB	4,344	28,674
	Ependion AB	6,362	70,526
	Fagerhult AB	17,525	112,014
	Fenix Outdoor International AG	548	43,999
	Granges AB	29,575	294,157
	Hanza AB	2,893	22,285
	IAR Systems Group AB	1,899	19,316
*	International Petroleum Corp.	27,926	271,913
	Inwido AB	18,001	189,161
	JM AB	13,502	216,758
	Kabe Group AB, Class B	1,056	20,986
*	Karnov Group AB	21,039	114,153
*	K-fast Holding AB	7,780	15,695
	Kindred Group PLC, SDR	25,042	308,195
	KNOW IT AB	5,782	133,991
	Lindab International AB	26,759	428,555
	Loomis AB	16,693	534,322
	MEKO AB	11,721	143,729
*	Millicom International Cellular SA, SDR	44,518	798,487
	Modern Times Group MTG AB, Class B	25,460	204,678
*	Momentum Group AB	4,669	38,238
Ω	Munters Group AB	27,980	274,639
	Nederman Holding AB	1,482	28,297
	New Wave Group AB, Class B	15,102	305,002
*	Nobia AB	33,177	48,381
	Nolato AB, Class B	26,326	146,058
	Nordic Waterproofing Holding AB	6,524	88,952
*	Ovzon AB	3,173	11,408
	Peab AB, Class B	52,673	278,644
	Prevas AB, Class B	520	7,739
	Pricer AB, Class B	28,295	28,965
	Probi AB	876	15,731
	Ratos AB, Class B	54,687	189,029
	Rejlers AB	3,883	60,045
Ω	Resurs Holding AB	30,400	57,852
	Rottneros AB	28,710	34,477
*	Scandi Standard AB	11,711	60,527
*Ω	Scandic Hotels Group AB	40,522	144,982
*	Sdiptech AB, Class B	3,189	73,687
*	Sensys Gatso Group AB	183,590	16,067
*	Serneke Group AB	3,259	8,868

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*Ω	Sinch AB	103,288	$274,154
	SkiStar AB	9,216	118,656
	Solid Forsakring AB	2,618	16,581
*	Stillfront Group AB	52,249	111,321
	Systemair AB	4,846	42,119
	Tethys Oil AB	8,727	44,648
	TF Bank AB	1,362	18,113
	VBG Group AB, Class B	3,638	60,399
*	Viaplay Group AB	15,448	394,744

TOTAL SWEDEN			10,681,676

SWITZERLAND — (4.3%)
	Adecco Group AG	44,732	1,538,627
	Allreal Holding AG	4,110	729,357
	ALSO Holding AG	1,597	342,348
*	Aluflexpack AG	1,094	22,434
*	ams-OSRAM AG	44,597	307,990
	Arbonia AG	16,275	199,292
*	Autoneum Holding AG	990	150,464
	Baloise Holding AG	13,916	2,329,443
	Banque Cantonale de Geneve	566	130,407
	Banque Cantonale Vaudoise	6,965	732,888
	Bell Food Group AG	708	224,828
	Berner Kantonalbank AG	1,189	318,110
	Bucher Industries AG	1,630	734,063
	Bystronic AG	330	238,199
	Calida Holding AG	1,393	64,601
	Carlo Gavazzi Holding AG	128	46,738
	Cembra Money Bank AG	6,943	557,565
*	Cicor Technologies Ltd.	570	28,329
	Cie Financiere Tradition SA	445	59,828
	Clariant AG	49,508	825,804
	DKSH Holding AG	8,596	684,679
	EFG International AG	21,983	211,550
	Energiedienst Holding AG	4,333	215,729
	Feintool International Holding AG	1,842	45,455
	Flughafen Zurich AG	4,620	889,205
	Forbo Holding AG	126	185,481
Ω	Galenica AG	11,811	1,058,487
*	GAM Holding AG	41,510	43,000
	Georg Fischer AG	8,274	603,339
	Helvetia Holding AG	9,919	1,483,806
	Huber & Suhner AG	4,114	338,867
	Hypothekarbank Lenzburg AG	21	101,809
	Implenia AG	3,965	178,929
	Investis Holding SA	877	97,737
	IVF Hartmann Holding AG	80	10,345
	Julius Baer Group Ltd.	25,323	1,814,550
*	Jungfraubahn Holding AG	1,393	237,450
	Komax Holding AG	902	239,088
	Landis & Gyr Group AG	6,005	497,503
	Liechtensteinische Landesbank AG	3,370	238,061
	Luzerner Kantonalbank AG	4,150	371,868
Ω	Medmix AG	4,514	107,111
	Meier Tobler Group AG	1,437	85,713
	Metall Zug AG, Class B	52	107,601
	Mikron Holding AG	1,680	22,003
	Mobimo Holding AG	2,163	580,091
	OC Oerlikon Corp. AG	28,054	157,084

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	Orascom Development Holding AG	.3,061	$23,614
	Orell Fuessli AG	25	2,182
	Phoenix Mecano AG	199	98,211
	Rieter Holding AG	754	82,112
	Schaffner Holding AG	95	28,316
	Schweiter Technologies AG	281	224,240
	Softwareone Holding AG	21,786	328,632
	St Galler Kantonalbank AG	851	479,325
	Sulzer AG	4,764	399,211
	Swatch Group AG	7,058	2,421,334
	Swatch Group AG	13,116	827,460
	Swiss Prime Site AG	16,975	1,536,571
	Swissquote Group Holding SA	1,521	325,604
	TX Group AG	831	96,792
	u-blox Holding AG	1,701	205,047
	Valiant Holding AG	4,972	577,897
	Vaudoise Assurances Holding SA	279	147,578
	Vetropack Holding AG	3,360	174,649
*	Von Roll Holding AG	8,880	8,482
	Vontobel Holding AG	7,402	495,791
	VP Bank AG, Class A	719	79,989
*	V-ZUG Holding AG	575	52,593
	Walliser Kantonalbank	1,138	142,733
	Zehnder Group AG	2,702	220,701
	Zug Estates Holding AG, Class B	79	156,096
	Zuger Kantonalbank AG	35	306,479
*	Zur Rose Group AG	298	13,039

TOTAL SWITZERLAND			29,642,534

TAIWAN — (5.4%)
	Aaeon Technology, Inc.	10,000	29,524
	ABC Taiwan Electronics Corp.	20,000	18,718
	Ability Enterprise Co. Ltd.	35,000	23,200
	AcBel Polytech, Inc.	69,000	95,365
	Acer, Inc.	554,000	546,473
	ACES Electronic Co. Ltd.	19,323	19,008
*	Acon Holding, Inc.	57,415	21,770
	Action Electronics Co. Ltd.	34,000	16,579
	ADATA Technology Co. Ltd.	32,000	78,533
	Advanced International Multitech Co. Ltd.	14,000	41,294
	Advanced Optoelectronic Technology, Inc.	39,000	24,095
	Advanced Wireless Semiconductor Co.	7,000	18,947
*	ALI Corp.	29,000	18,633
	Alpha Networks, Inc.	37,000	42,770
	Apac Opto Electronics, Inc.	8,000	9,358
	Apacer Technology, Inc.	19,000	31,892
	APAQ Technology Co. Ltd.	8,000	13,499
	APCB, Inc.	39,000	22,049
	Apex Biotechnology Corp.	14,000	12,590
	Apex International Co. Ltd.	28,000	50,418
	Apex Science & Engineering	23,000	8,424
	Arcadyan Technology Corp.	24,000	78,800
	Ardentec Corp.	68,430	120,723
	Argosy Research, Inc.	10,000	33,472
	Asia Cement Corp.	446,000	638,793
	Asia Electronic Material Co. Ltd.	19,000	10,100
	Asia Optical Co., Inc.	42,000	87,911
*	Asia Pacific Telecom Co. Ltd.	351,033	76,695
	Asia Polymer Corp.	63,000	56,603

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Asia Tech Image, Inc.	13,000	$28,808
	ASROCK, Inc.	9,000	39,895
	Aten International Co. Ltd.	14,000	39,100
	AUO Corp.	1,287,200	714,907
	Aver Information, Inc.	10,000	14,101
	Avermedia Technologies	14,000	10,571
	Axiomtek Co. Ltd.	9,000	22,073
*	Azurewave Technologies, Inc.	18,000	13,676
	Bank of Kaohsiung Co. Ltd.	148,632	59,575
	Basso Industry Corp.	28,000	38,324
	BenQ Materials Corp.	23,000	28,525
	BES Engineering Corp.	293,000	99,745
	Bin Chuan Enterprise Co. Ltd.	17,000	13,262
	Brighton-Best International Taiwan, Inc.	54,000	62,398
*	Cameo Communications, Inc.	38,531	17,171
	Capital Futures Corp.	19,043	26,911
	Capital Securities Corp.	211,000	94,269
*	Career Technology MFG. Co. Ltd.	81,528	61,744
	Cathay Real Estate Development Co. Ltd.	113,600	62,552
	Cayman Engley Industrial Co. Ltd.	9,261	21,604
	CCP Contact Probes Co. Ltd.	15,000	21,282
	Celxpert Energy Corp.	21,000	23,093
	Central Reinsurance Co. Ltd.	90,556	53,650
	Chain Chon Industrial Co. Ltd.	35,097	18,404
*	ChainQui Construction Development Co. Ltd.	31,000	15,297
	Champion Building Materials Co. Ltd.	69,300	21,010
	Chang Hwa Commercial Bank Ltd.	603,000	349,687
	Channel Well Technology Co. Ltd.	29,000	51,406
	CHC Healthcare Group	20,000	44,638
	Chen Full International Co. Ltd.	14,000	20,652
	Cheng Loong Corp.	134,000	136,643
	Cheng Mei Materials Technology Corp.	93,476	36,455
	Cheng Shin Rubber Industry Co. Ltd.	110,000	135,563
	Cheng Uei Precision Industry Co. Ltd.	77,000	105,239
*	Chenming Electronic Technology Corp.	22,000	16,137
	Chia Chang Co. Ltd.	11,000	13,422
	Chien Shing Harbour Service Co. Ltd.	8,000	12,922
	China Airlines Ltd.	495,000	307,077
	China Bills Finance Corp.	142,000	69,810
#	China Chemical & Pharmaceutical Co. Ltd.	61,000	54,395
	China General Plastics Corp.	64,516	52,684
	China Metal Products	53,000	59,423
	China Wire & Cable Co. Ltd.	26,000	22,479
	Chinese Maritime Transport Ltd.	16,710	22,198
	Ching Feng Home Fashions Co. Ltd.	28,000	17,874
	Chin-Poon Industrial Co. Ltd.	76,000	79,719
	Chipbond Technology Corp.	114,000	244,790
	ChipMOS Technologies, Inc.	111,344	134,507
	Chong Hong Construction Co. Ltd.	40,000	104,052
	Chun Yuan Steel Industry Co. Ltd.	95,000	50,350
	Chung Hwa Pulp Corp.	70,015	55,981
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	10,000	31,139
	Chunghwa Precision Test Tech Co. Ltd.	4,000	62,991
	Collins Co. Ltd.	19,000	10,669
	Compal Broadband Networks, Inc.	11,000	10,150
	Compal Electronics, Inc.	871,000	679,727
#	Compeq Manufacturing Co. Ltd.	170,000	239,479
	Concord International Securities Co. Ltd.	31,800	16,205
	Concord Securities Co. Ltd.	106,142	38,067

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Continental Holdings Corp.	90,000	$91,520
	Contrel Technology Co. Ltd.	15,000	9,487
	Coretronic Corp.	63,000	153,900
#	Co-Tech Development Corp.	32,000	57,300
	Crowell Development Corp.	16,000	12,784
	CTCI Corp.	94,000	130,148
	CviLux Corp.	17,000	20,562
	CyberPower Systems, Inc.	9,000	36,125
	DA CIN Construction Co. Ltd.	55,000	55,258
	Dadi Early-Childhood Education Group Ltd.	4,000	14,360
	Dafeng TV Ltd.	12,000	19,612
	Da-Li Development Co. Ltd.	62,622	64,425
	Darfon Electronics Corp.	37,000	52,945
*	Darwin Precisions Corp.	76,000	25,435
	De Licacy Industrial Co. Ltd.	71,000	35,388
	Delpha Construction Co. Ltd.	27,000	19,427
	Depo Auto Parts Ind Co. Ltd.	20,000	63,678
	Dimerco Express Corp.	17,000	48,004
	D-Link Corp.	100,400	57,862
	Dynamic Holding Co. Ltd.	43,688	34,831
	Dynapack International Technology Corp.	22,000	54,595
	Eastern Media International Corp.	69,000	42,930
*	Edimax Technology Co. Ltd.	60,000	31,586
	Edom Technology Co. Ltd.	38,000	34,274
	Elite Advanced Laser Corp.	19,000	22,873
	Elite Semiconductor Microelectronics Technology, Inc.	49,000	129,940
	Elitegroup Computer Systems Co. Ltd.	67,000	54,212
	Emerging Display Technologies Corp.	17,000	16,533
	Ennoconn Corp.	8,000	65,459
	Ennostar, Inc.	134,400	219,187
	EnTie Commercial Bank Co. Ltd.	110,000	53,918
	Eson Precision Ind Co. Ltd.	15,000	32,037
	Eternal Materials Co. Ltd.	133,950	141,242
	Eva Airways Corp.	435,648	382,020
	Evergreen International Storage & Transport Corp.	93,000	82,205
	Everlight Chemical Industrial Corp.	81,450	58,178
	Everlight Electronics Co. Ltd.	86,000	112,048
	Excel Cell Electronic Co. Ltd.	28,000	24,685
	Excelsior Medical Co. Ltd.	24,856	70,700
	Far Eastern Department Stores Ltd.	193,000	140,778
	Far Eastern International Bank	459,435	167,644
	Far Eastern New Century Corp.	553,000	574,833
	Farglory Land Development Co. Ltd.	52,000	103,977
	Feedback Technology Corp.	8,400	29,323
	Feng Hsin Steel Co. Ltd.	40,000	88,599
	First Hi-Tec Enterprise Co. Ltd.	10,000	21,357
	First Insurance Co. Ltd.	37,000	18,910
*	First Steamship Co. Ltd.	134,806	40,437
	FIT Holding Co. Ltd.	28,000	34,934
	Fitipower Integrated Technology, Inc.	11,000	56,928
	Fittech Co. Ltd.	7,000	19,833
	FLEXium Interconnect, Inc.	62,000	191,113
	FOCI Fiber Optic Communications, Inc.	12,000	15,169
	Forcecon Tech Co. Ltd.	12,000	26,864
	Formosa Advanced Technologies Co. Ltd.	27,000	38,161
	Formosa Laboratories, Inc.	21,322	57,842
	Formosa Optical Technology Co. Ltd.	7,000	14,924
	Formosan Union Chemical	58,179	50,478
	Founding Construction & Development Co. Ltd.	24,000	14,506

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Foxsemicon Integrated Technology, Inc.	5,000	$30,542
	Froch Enterprise Co. Ltd.	41,000	29,666
	Fu Chun Shin Machinery Manufacture Co. Ltd.	39,978	22,302
	Fulgent Sun International Holding Co. Ltd.	18,000	72,255
	Fulltech Fiber Glass Corp.	74,901	28,717
	Fwusow Industry Co. Ltd.	37,000	25,628
	G Shank Enterprise Co. Ltd.	22,000	37,948
	Gallant Precision Machining Co. Ltd.	23,000	21,314
*	GCS Holdings, Inc.	12,000	13,006
	Gemtek Technology Corp.	73,000	73,835
	General Interface Solution Holding Ltd.	46,000	119,347
	General Plastic Industrial Co. Ltd.	13,000	14,242
	Genmont Biotech, Inc.	14,000	11,301
	Getac Holdings Corp.	64,000	122,757
*	Giantplus Technology Co. Ltd.	73,000	32,527
	Gigabyte Technology Co. Ltd.	35,000	149,873
*	Gigasolar Materials Corp.	632	2,169
	Global Brands Manufacture Ltd.	71,240	78,619
	Global Lighting Technologies, Inc.	17,000	30,678
*	Globe Union Industrial Corp.	48,910	23,104
	GMI Technology, Inc.	26,247	18,200
	Goldsun Building Materials Co. Ltd.	156,520	142,861
	Good Will Instrument Co. Ltd.	16,000	18,507
	Gordon Auto Body Parts	46,000	35,617
	Grand Fortune Securities Co. Ltd.	45,139	17,250
	Great China Metal Industry	26,000	21,409
	Greatek Electronics, Inc.	48,000	84,366
	GTM Holdings Corp.	21,000	19,565
	HannsTouch Solution, Inc.	125,713	41,217
	Harvatek Corp.	29,000	24,195
	Heran Co. Ltd.	5,000	17,758
	Hey Song Corp.	61,000	72,176
	Hiroca Holdings Ltd.	12,000	17,312
	Hitron Technology, Inc.	37,204	31,599
	Hiyes International Co. Ltd.	5,500	12,137
#	Hocheng Corp.	45,920	41,743
	Holy Stone Enterprise Co. Ltd.	22,000	73,142
*	Hong Pu Real Estate Development Co. Ltd.	47,000	37,491
	Hong TAI Electric Industrial.	39,000	26,402
	Hong YI Fiber Industry Co.	14,000	8,044
*	Hotron Precision Electronic Industrial Co. Ltd.	10,805	13,328
	Hsin Kuang Steel Co. Ltd.	54,000	86,079
	HUA ENG Wire & Cable Co. Ltd.	75,000	40,136
	Huaku Development Co. Ltd.	42,000	129,462
	Huang Hsiang Construction Corp.	31,000	46,927
	Huikwang Corp.	9,000	11,393
	Hung Ching Development & Construction Co. Ltd.	33,000	23,928
	Hung Sheng Construction Ltd.	88,352	65,591
	Huxen Corp.	7,000	12,119
	Hwa Fong Rubber Industrial Co. Ltd.	72,117	33,599
	Hwacom Systems, Inc.	18,000	14,371
	Ibase Technology, Inc.	9,000	22,152
	IBF Financial Holdings Co. Ltd.	486,687	195,592
	Ichia Technologies, Inc.	56,000	51,794
	I-Chiun Precision Industry Co. Ltd.	22,000	21,201
*	Ideal Bike Corp.	36,000	14,162
	Innolux Corp.	1,734,885	760,019
	Inpaq Technology Co. Ltd.	17,000	31,452
	Integrated Service Technology, Inc.	7,000	19,000

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Iron Force Industrial Co. Ltd.	4,000	$10,702
	I-Sheng Electric Wire & Cable Co. Ltd.	16,000	23,932
	ITEQ Corp.	37,000	84,478
	Jarllytec Co. Ltd.	14,000	32,387
	Jean Co. Ltd.	47,299	25,192
	Jess-Link Products Co. Ltd.	17,250	29,826
	Jia Wei Lifestyle, Inc.	7,000	15,405
	Jiin Yeeh Ding Enterprise Co. Ltd.	8,800	11,925
	K Laser Technology, Inc.	43,000	33,496
	Kaimei Electronic Corp.	18,000	40,611
	Kedge Construction Co. Ltd.	9,900	22,905
	KEE TAI Properties Co. Ltd.	81,000	35,487
	Kenda Rubber Industrial Co. Ltd.	109,200	111,043
	Kerry TJ Logistics Co. Ltd.	32,000	40,048
	Kindom Development Co. Ltd.	64,300	62,233
	King Chou Marine Technology Co. Ltd.	10,200	13,542
	King Yuan Electronics Co. Ltd.	198,000	303,880
	King’s Town Bank Co. Ltd.	148,000	169,900
*	King’s Town Construction Co. Ltd.	27,000	28,140
	Kinko Optical Co. Ltd.	36,769	37,891
	Kinpo Electronics	221,000	94,896
	Kinsus Interconnect Technology Corp.	48,000	173,735
	KS Terminals, Inc.	9,000	22,319
*	Kung Sing Engineering Corp.	74,426	19,234
	Kuo Toong International Co. Ltd.	40,551	36,925
	Kwong Lung Enterprise Co. Ltd.	21,000	36,399
	L&K Engineering Co. Ltd.	41,000	60,653
	Laser Tek Taiwan Co. Ltd.	8,550	7,663
	Laster Tech Corp. Ltd.	9,745	12,202
	Lealea Enterprise Co. Ltd.	153,000	53,662
	LEE CHI Enterprises Co. Ltd.	37,000	22,889
	Lelon Electronics Corp.	18,508	39,160
*	Leofoo Development Co. Ltd.	17,000	10,123
*	Li Peng Enterprise Co. Ltd.	113,000	29,774
	Lingsen Precision Industries Ltd.	69,000	32,137
	Liton Technology Corp.	9,000	11,555
	Long Da Construction & Development Corp.	27,000	21,460
	Longchen Paper & Packaging Co. Ltd.	146,485	82,174
	Lucky Cement Corp.	46,000	24,134
	Lumax International Corp. Ltd.	13,500	31,517
	Lung Yen Life Service Corp.	28,000	34,187
#	Luxe Green Energy Technology Co. Ltd.	22,470	30,834
	Macauto Industrial Co. Ltd.	8,000	18,653
	Macronix International Co. Ltd.	325,000	341,758
	Mayer Steel Pipe Corp.	27,000	20,517
*	Medigen Biotechnology Corp.	19,000	21,247
	Mercuries & Associates Holding Ltd.	65,347	32,249
*	Mercuries Life Insurance Co. Ltd.	304,605	52,224
	Merry Electronics Co. Ltd.	33,704	94,697
	METAAGE Corp.	15,000	24,158
	Mildef Crete, Inc.	10,000	16,817
	MIN AIK Technology Co. Ltd.	44,000	24,929
	Mirle Automation Corp.	31,000	38,126
	MOSA Industrial Corp.	17,379	13,644
	MPI Corp.	14,000	58,726
	Namchow Holdings Co. Ltd.	32,000	49,995
	Nan Liu Enterprise Co. Ltd.	4,000	10,518
	Nan Pao Resins Chemical Co. Ltd.	8,000	38,585
	Nantex Industry Co. Ltd.	39,000	50,189

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Nanya Technology Corp.	201,000	$445,475
	New Best Wire Industrial Co. Ltd.	19,000	21,867
	Nexcom International Co. Ltd.	26,000	33,113
	Nichidenbo Corp.	12,000	22,371
	Niko Semiconductor Co. Ltd.	14,000	25,056
	Nishoku Technology, Inc.	5,000	14,630
	O-Bank Co. Ltd.	224,375	74,986
	Ocean Plastics Co. Ltd.	35,000	39,112
	OK Biotech Co. Ltd.	17,000	18,807
*	Optimax Technology Corp.	35,000	20,756
	Orient Semiconductor Electronics Ltd.	47,000	30,022
	Oriental Union Chemical Corp.	75,000	51,134
	Pacific Construction Co.	25,000	7,623
	Pacific Hospital Supply Co. Ltd.	6,000	16,766
	Paiho Shih Holdings Corp.	18,000	15,043
	Pan German Universal Motors Ltd.	2,000	19,350
	Pan Jit International, Inc.	14,000	29,964
	Pan-International Industrial Corp.	26,000	31,934
	PChome Online, Inc.	22,000	41,070
	Pegatron Corp.	317,000	723,443
*††	Pharmally International Holding Co. Ltd.	5,000	0
#	Phison Electronics Corp.	22,000	279,255
	Pixart Imaging, Inc.	22,000	74,231
	Plastron Precision Co. Ltd.	35,000	22,719
	Plotech Co. Ltd.	23,400	14,028
	Powerchip Semiconductor Manufacturing Corp.	430,000	417,783
	Powertech Technology, Inc.	123,000	368,306
	Powertip Technology Corp.	40,000	23,970
	President Securities Corp.	166,453	90,325
	Primax Electronics Ltd.	69,000	135,033
	Prince Housing & Development Corp.	185,000	72,319
	Promate Electronic Co. Ltd.	21,000	28,417
	Prosperity Dielectrics Co. Ltd.	17,000	21,525
	Qisda Corp.	116,000	130,889
	QST International Corp.	9,900	21,140
	Qualipoly Chemical Corp.	18,900	21,726
	Quang Viet Enterprise Co. Ltd.	7,000	26,246
	Quanta Storage, Inc.	41,000	71,978
	Quintain Steel Co. Ltd.	52,776	30,483
	Radiant Opto-Electronics Corp.	68,000	250,561
	Radium Life Tech Co. Ltd.	148,760	44,580
	Rechi Precision Co. Ltd.	59,000	34,332
	Rexon Industrial Corp. Ltd.	27,000	26,129
	Rich Development Co. Ltd.	133,000	41,507
*	Ritek Corp.	156,724	46,273
*††	Roo Hsing Co. Ltd.	187,000	6,661
	Sampo Corp.	58,800	50,370
	San Far Property Ltd.	44,171	20,792
	Scan-D Corp.	6,000	9,018
	ScinoPharm Taiwan Ltd.	44,000	40,731
	Sea Sonic Electronics Co. Ltd.	7,000	15,987
	Senao International Co. Ltd.	22,000	25,007
#	Sesoda Corp.	31,000	41,864
	Shan-Loong Transportation Co. Ltd.	28,000	29,533
	Sharehope Medicine Co. Ltd.	11,024	14,595
	ShenMao Technology, Inc.	22,000	34,467
	Shih Her Technologies, Inc.	10,000	19,263
	Shih Wei Navigation Co. Ltd.	69,790	57,277
#	Shihlin Electric & Engineering Corp.	54,000	177,064

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Shin Foong Specialty & Applied Materials Co. Ltd.	9,000	$17,721
	Shin Kong Financial Holding Co. Ltd.	2,551,159	697,245
	Shin Ruenn Development Co. Ltd.	25,460	36,293
	Shin Zu Shing Co. Ltd.	29,000	82,649
*	Shining Building Business Co. Ltd.	102,444	32,234
	Shinkong Insurance Co. Ltd.	36,000	60,298
*	Shuttle, Inc.	85,000	35,125
	Sigurd Microelectronics Corp.	76,046	129,326
	Simplo Technology Co. Ltd.	29,000	291,118
	Sincere Navigation Corp.	62,830	46,235
	Singatron Enterprise Co. Ltd.	18,000	13,454
	Sinher Technology, Inc.	6,000	7,409
	Sinon Corp.	18,000	21,745
	Sinphar Pharmaceutical Co. Ltd.	24,000	25,481
	Sinyi Realty, Inc.	33,000	31,231
	Siward Crystal Technology Co. Ltd.	33,000	40,488
	Solar Applied Materials Technology Corp.	70,000	83,075
	Solteam, Inc.	19,197	29,331
	Southeast Cement Co. Ltd.	19,000	11,358
	Sports Gear Co. Ltd.	31,000	69,869
	Sun Race Sturmey-Archer, Inc.	15,000	19,558
*	Sun Yad Construction Co. Ltd.	57,000	25,010
*	Sunko INK Co. Ltd.	43,000	24,724
	Sunplus Technology Co. Ltd.	68,000	52,677
	Sunrex Technology Corp.	31,685	45,990
	Sunspring Metal Corp.	37,807	27,602
	Supreme Electronics Co. Ltd.	69,765	98,748
	Swancor Holding Co. Ltd.	10,000	32,963
	Sweeten Real Estate Development Co. Ltd.	42,768	37,373
	Syncmold Enterprise Corp.	22,000	42,762
	Systex Corp.	32,000	85,054
	T3EX Global Holdings Corp.	25,000	62,837
	TA Chen Stainless Pipe	256,597	372,135
#	Ta Ya Electric Wire & Cable	127,726	114,320
	TA-I Technology Co. Ltd.	19,000	29,586
*	Tai Tung Communication Co. Ltd.	17,000	8,596
	Taichung Commercial Bank Co. Ltd.	646,142	296,711
	TaiDoc Technology Corp.	8,000	47,978
	Taiflex Scientific Co. Ltd.	36,460	49,872
	Taimide Tech, Inc.	15,000	16,413
	Tainan Spinning Co. Ltd.	234,000	128,998
	Tai-Saw Technology Co. Ltd.	14,000	13,152
	Taishin Financial Holding Co. Ltd.	2,089,336	1,178,752
	TaiSol Electronics Co. Ltd.	10,000	15,601
	Taita Chemical Co. Ltd.	52,132	35,893
	TAI-TECH Advanced Electronics Co. Ltd.	10,000	33,628
	Taitien Electronics Co. Ltd.	12,000	17,055
	Taiwan Business Bank	1,200,236	545,522
	Taiwan Chinsan Electronic Industrial Co. Ltd.	12,730	15,606
	Taiwan Fertilizer Co. Ltd.	119,000	229,136
	Taiwan Fire & Marine Insurance Co. Ltd.	48,000	33,205
	Taiwan FU Hsing Industrial Co. Ltd.	39,000	55,122
	Taiwan Glass Industry Corp.	199,000	131,810
	Taiwan Hon Chuan Enterprise Co. Ltd.	38,000	123,761
††	Taiwan Land Development Corp.	129,466	2,116
	Taiwan Line Tek Electronic	10,000	10,897
	Taiwan Navigation Co. Ltd.	52,000	53,490
	Taiwan Paiho Ltd.	51,000	92,796
	Taiwan PCB Techvest Co. Ltd.	48,000	64,071

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Sanyo Electric Co. Ltd.	27,000	$32,532
	Taiwan Shin Kong Security Co. Ltd.	45,000	60,262
	Taiwan Styrene Monomer	85,000	46,541
	Taiwan Surface Mounting Technology Corp.	44,000	141,594
*	Taiwan TEA Corp.	77,000	57,464
	Taiwan Union Technology Corp.	41,000	88,811
	Taiwan-Asia Semiconductor Corp.	46,000	52,739
	Taiyen Biotech Co. Ltd.	28,000	30,488
	TBI Motion Technology Co. Ltd.	12,000	16,204
	Test Rite International Co. Ltd.	44,000	29,643
	Thye Ming Industrial Co. Ltd.	20,000	29,222
	Ting Sin Co. Ltd.	385	132
	Ton Yi Industrial Corp.	170,000	115,131
	Tong Hsing Electronic Industries Ltd.	25,200	139,788
	Tong Yang Industry Co. Ltd.	75,000	116,600
	Tong-Tai Machine & Tool Co. Ltd.	27,000	15,171
	Top Union Electronics Corp.	20,723	28,289
	Topco Technologies Corp.	8,999	21,778
	Topkey Corp.	6,000	39,354
	Topoint Technology Co. Ltd.	12,000	11,331
	Toung Loong Textile Manufacturing	27,540	25,232
	Transcend Information, Inc.	38,000	87,902
	Tripod Technology Corp.	41,000	153,695
	Tsann Kuen Enterprise Co. Ltd.	14,032	19,043
	TSC Auto ID Technology Co. Ltd.	4,000	30,548
	TSRC Corp.	98,000	88,703
	TST Group Holding Ltd.	4,800	17,421
	Tung Ho Steel Enterprise Corp.	75,190	141,405
	Tung Ho Textile Co. Ltd.	29,000	16,535
	Turvo International Co. Ltd.	5,000	18,826
	TYC Brother Industrial Co. Ltd.	42,000	40,485
*	Tycoons Group Enterprise	83,000	26,362
	Tyntek Corp.	44,000	26,069
	UDE Corp.	10,000	12,401
	U-Ming Marine Transport Corp.	75,000	133,240
	Unic Technology Corp.	29,000	20,616
	Union Bank Of Taiwan	393,299	206,324
	Unitech Computer Co. Ltd.	20,000	22,383
*	Unitech Printed Circuit Board Corp.	153,297	89,905
*	United Orthopedic Corp.	10,000	20,479
	United Radiant Technology	21,000	15,859
*††	Unity Opto Technology Co. Ltd.	91,000	0
	Univacco Technology, Inc.	11,000	9,939
	Universal Cement Corp.	76,277	70,319
	Unizyx Holding Corp.	57,488	77,425
	UPC Technology Corp.	147,664	72,004
	USI Corp.	161,091	133,995
*	Usun Technology Co. Ltd.	8,000	8,602
	U-Tech Media Corp.	33,000	16,405
	Ve Wong Corp.	16,000	19,887
	Ventec International Group Co. Ltd.	10,000	26,905
#	Viking Tech Corp.	14,000	34,077
	Waffer Technology Corp.	1,509	4,729
	Wah Hong Industrial Corp.	15,000	14,919
	Wah Lee Industrial Corp.	34,680	98,633
	Walsin Technology Corp.	57,000	177,686
	Walton Advanced Engineering, Inc.	67,000	29,534
	Wan Hai Lines Ltd.	124,000	263,632
	We & Win Development Co. Ltd.	49,000	11,082

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	WEI Chih Steel Industrial Co. Ltd.	31,000	$26,628
	Wei Chuan Foods Corp.	51,000	33,316
	Weikeng Industrial Co. Ltd.	71,661	69,872
	Well Shin Technology Co. Ltd.	18,000	32,607
	WELLELL, Inc.	14,000	14,510
	Winbond Electronics Corp.	576,363	489,108
	Winstek Semiconductor Co. Ltd.	9,000	16,804
	Wisdom Marine Lines Co. Ltd.	85,000	177,920
	Wistron Corp.	554,841	840,983
	Wistron NeWeb Corp.	45,040	135,856
	WPG Holdings Ltd.	280,000	456,329
	WT Microelectronics Co. Ltd.	78,207	169,352
	XAC Automation Corp.	19,000	16,067
	Xxentria Technology Materials Corp.	26,000	56,497
	Ya Horng Electronic Co. Ltd.	9,000	12,744
	Yageo Corp.	59,694	967,696
	YC INOX Co. Ltd.	73,396	69,899
	Yea Shin International Development Co. Ltd.	32,261	28,867
	Yem Chio Co. Ltd.	92,350	51,609
	Yeong Guan Energy Technology Group Co. Ltd.	18,766	48,259
	YFC-Boneagle Electric Co. Ltd.	15,639	14,457
	YFY, Inc.	234,000	235,019
	Yieh Phui Enterprise Co. Ltd.	183,300	90,946
	YONGGU Group, Inc.	10,000	13,187
	Yonyu Plastics Co. Ltd.	9,000	9,673
	Youngtek Electronics Corp.	24,000	50,632
	Yuanta Futures Co. Ltd.	11,280	18,865
	Yulon Motor Co. Ltd.	94,000	247,157
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	31,434
	YungShin Global Holding Corp.	29,000	43,616
	Zeng Hsing Industrial Co. Ltd.	9,669	35,112
	Zenitron Corp.	27,000	28,371
	Zero One Technology Co. Ltd.	25,475	48,418
	Zhen Ding Technology Holding Ltd.	119,000	433,516
*	Zhong Yang Technology Co. Ltd.	12,000	15,759
	Zig Sheng Industrial Co. Ltd.	111,000	37,479
*	Zinwell Corp.	64,000	40,300
	Zippy Technology Corp.	9,000	13,088
	ZongTai Real Estate Development Co. Ltd.	43,903	70,751

TOTAL TAIWAN			36,814,903

THAILAND — (0.6%)
	AAPICO Hitech PCL	39,160	36,697
	Absolute Clean Energy PCL	272,800	15,978
	Advanced Information Technology PCL, Class F	168,000	25,337
	AJ Plast PCL	46,500	14,162
	Allianz Ayudhya Capital PCL	11,000	12,402
	Amata Corp. PCL	36,100	24,632
*	Ananda Development PCL	597,993	20,489
	AP Thailand PCL	427,100	157,595
	Asia Plus Group Holdings PCL	364,300	29,018
	Asian Insulators PCL	77,450	12,701
	Bangchak Corp. PCL	194,900	172,655
	Bangkok Insurance PCL	16,100	134,844
	Bangkok Land PCL	2,854,800	77,750
	Bangkok Life Assurance PCL, NVDR	47,400	38,867
*	Bangkok Ranch PCL	119,400	10,140
	Banpu PCL	202,532	53,973
*	Better World Green PCL	1,033,000	23,898

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	BG Container Glass PCL	69,400	$20,019
	Cal-Comp Electronics Thailand PCL, Class F	746,044	44,569
	CIMB Thai Bank PCL	1,716,700	39,213
*	Country Group Development PCL	992,900	11,049
	Dhipaya Group Holdings PCL	79,000	89,648
*	Eastern Power Group PCL	115,900	10,657
	Eastern Water Resources Development & Management PCL, Class F	147,800	21,468
	Esso Thailand PCL	136,300	34,726
	Frasers Property Thailand PCL	48,300	21,500
	GFPT PCL	144,700	45,341
	Global Green Chemicals PCL, Class F	86,200	32,564
*	Green Tech Ventures PCL, Class F	14,200	112
	Haad Thip PCL	20,200	19,669
	Hana Microelectronics PCL	78,300	95,159
	Index Livingmall PCL	19,700	11,942
	Interlink Communication PCL	48,000	9,559
	IRPC PCL	1,531,832	105,868
*	Italian-Thai Development PCL	1,107,100	45,390
	KGI Securities Thailand PCL	250,300	33,131
	Khon Kaen Sugar Industry PCL	362,960	36,777
	Kiatnakin Phatra Bank PCL	38,600	67,823
	Lalin Property PCL	107,600	27,414
	Lam Soon Thailand PCL	56,200	7,933
	Lanna Resources PCL	70,000	29,724
	LH Financial Group PCL	450,900	14,129
*	Loxley PCL	479,200	27,926
	LPN Development PCL	298,200	39,996
	MBK PCL	221,205	93,282
	MC Group PCL	100,600	30,050
	Noble Development PCL	181,200	26,001
*	Nusasiri PCL	637,300	18,103
	Origin Property PCL, Class F	149,500	51,661
	Polyplex Thailand PCL	85,200	40,669
*	Power Solution Technologies PCL, Class F	307,700	12,525
	Precious Shipping PCL	182,500	66,271
	Prima Marine PCL	195,700	35,246
	Property Perfect PCL	2,489,056	28,428
	Pruksa Holding PCL	88,800	32,246
	Quality Houses PCL	1,508,200	104,235
	Rabbit Holdings PCL, Class F	2,181,600	47,277
*	Raimon Land PCL	515,800	9,818
	Rojana Industrial Park PCL	220,300	40,321
*	S Hotels & Resorts PCL	367,900	37,493
*	Samart Corp. PCL	178,900	20,851
	Sansiri PCL	2,197,100	122,249
	SC Asset Corp. PCL	339,100	43,098
	SCG Ceramics PCL	308,500	18,611
	Sena Development PCL	196,116	19,872
*	SENA J Property PCL	755,800	20,584
*	Seven Utilities & Power PLC	445,500	7,697
	Siam City Cement PCL	18,700	73,656
	Siamgas & Petrochemicals PCL	83,800	21,473
	Singha Estate PCL	546,200	25,912
	Sino-Thai Engineering & Construction PCL	168,000	57,070
#*††	SMI Holdings Group Ltd.	265,598	0
	SNC Former PCL	53,600	21,190
	Somboon Advance Technology PCL	57,400	33,115
	SPCG PCL	112,000	41,655
	Sri Trang Agro-Industry PCL	179,000	103,267

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Sri Trang Gloves Thailand PCL	148,200	$39,494
	Srithai Superware PCL	235,400	9,720
	Star Petroleum Refining PCL	325,000	92,320
	Supalai PCL	252,825	156,963
	Super Energy Corp. PCL	1,924,700	33,819
	Susco PCL	189,100	18,718
	Syntec Construction PCL	380,800	18,400
	Tata Steel Thailand PCL	749,600	23,049
	Thai Rubber Latex Group PCL	145,680	7,978
	Thai Union Group PCL, Class F	409,300	165,410
	Thaicom PCL	123,400	43,365
	Thaifoods Group PCL, Class F	153,700	23,181
	Thaire Life Assurance PCL, Class F	159,900	21,727
	Thanachart Capital PCL	68,400	86,633
	Thoresen Thai Agencies PCL	282,500	59,565
	Tipco Asphalt PCL	92,300	54,330
	Tisco Financial Group PCL	7,100	18,765
	TKS Technologies PCL	46,640	13,317
	TPI Polene PCL	1,534,100	67,389
	TPI Polene Power PCL	422,400	41,068
	Univanich Palm Oil PCL	46,900	10,164
	Vanachai Group PCL	89,800	12,570
	Workpoint Entertainment PCL	20,800	9,807

TOTAL THAILAND			4,136,122

TURKEY — (0.2%)
*	Albaraka Turk Katilim Bankasi AS	161,888	21,667
*	Alcatel-Lucent Teletas Telekomunikasyon AS	2,850	9,162
*	Anadolu Anonim Turk Sigorta Sirketi	20,900	19,323
	Anadolu Efes Biracilik Ve Malt Sanayii AS	52,270	169,282
	Anadolu Hayat Emeklilik AS	11,468	8,836
	Aygaz AS	6,107	20,430
	Bera Holding AS	140,066	73,191
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	9,716	59,601
*	Bursa Cimento Fabrikasi AS	156,049	42,550
	Cemtas Celik Makina Sanayi Ve Ticaret AS	13,959	28,177
	Cimsa Cimento Sanayi VE Ticaret AS	16,339	71,274
*	Global Yatirim Holding AS	51,542	19,999
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	17,033	15,583
	Is Yatirim Menkul Degerler AS, Class A	9,771	22,075
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	74,149	55,695
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	14,707	10,413
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	170,857	131,759
	Kordsa Teknik Tekstil AS	15,368	50,898
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	327,130	100,326
*	Petkim Petrokimya Holding AS	173,171	115,839
*	Reysas Tasimacilik ve Lojistik Ticaret AS	10,208	14,913
*	TAV Havalimanlari Holding AS	31,148	112,964
	Tekfen Holding AS	12,587	18,657
*	Turkiye Halk Bankasi AS	140,475	75,998
	Turkiye Sigorta AS	34,619	16,815
*	Turkiye Vakiflar Bankasi TAO, Class D	268,499	118,879
*	Vestel Elektronik Sanayi ve Ticaret AS	13,751	29,247
*	Zorlu Enerji Elektrik Uretim AS	97,902	22,325

TOTAL TURKEY			1,455,878

UNITED ARAB EMIRATES — (0.5%)
	Agthia Group PJSC	39,706	49,992

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Ajman Bank PJSC	84,710	$37,873
	Amanat Holdings PJSC	166,793	40,923
	Dana Gas PJSC	765,722	186,651
*	Deyaar Development PJSC	379,056	54,924
	Dubai Investments PJSC	434,216	290,349
	Dubai Islamic Bank PJSC	309,853	470,083
	Emaar Development PJSC	137,355	207,192
	Emaar Properties PJSC	1,206,048	1,955,318
*	Eshraq Investments PJSC	330,919	45,777
	Islamic Arab Insurance Co.	63,649	11,186
*	Manazel PJSC	339,566	35,241
*	RAK Properties PJSC	232,895	39,383
	Ras Al Khaimah Ceramics	74,018	52,803
*	Union Properties PJSC	502,430	35,435

TOTAL UNITED ARAB EMIRATES			3,513,130

UNITED KINGDOM — (9.7%)
*	accesso Technology Group PLC	12,899	110,572
	Advanced Medical Solutions Group PLC	27,578	84,840
	AG Barr PLC	25,691	162,210
Ω	Airtel Africa PLC	237,820	358,996
	Alliance Pharma PLC	155,597	124,618
	Anglo-Eastern Plantations PLC	6,082	64,002
*	Ascential PLC	122,980	394,934
	Ashmore Group PLC	112,983	346,315
*	ASOS PLC	10,132	94,296
*Ω	Aston Martin Lagonda Global Holdings PLC	4,955	15,086
*	Auction Technology Group PLC	14,693	129,237
	Avon Protection PLC	8,698	108,472
*	Babcock International Group PLC	51,315	205,127
Ω	Bakkavor Group PLC	43,163	51,966
	Balfour Beatty PLC	184,807	890,612
	Bank of Georgia Group PLC	13,268	493,573
	Barratt Developments PLC	299,113	1,881,843
	Beazley PLC	97,161	728,947
	Begbies Traynor Group PLC	30,790	50,789
	Bellway PLC	37,237	1,129,006
	Berkeley Group Holdings PLC	10,130	566,884
	Bloomsbury Publishing PLC	27,628	155,888
	Bodycote PLC	52,083	452,323
*	boohoo Group PLC	260,225	161,446
	BRAEMAR PLC	4,667	16,480
	Breedon Group PLC	449,239	388,541
	Brooks Macdonald Group PLC	3,025	72,465
*	C&C Group PLC	107,990	212,535
*	Capita PLC	445,443	194,695
	Capital Ltd.	44,660	56,134
*	Capricorn Energy PLC	107,167	295,430
*	Card Factory PLC	91,534	126,034
	Carr’s Group PLC	21,628	34,547
	Castings PLC	4,281	20,185
*	Cazoo Group Ltd.	1,159	2,063
	Centamin PLC	395,413	513,198
	Centaur Media PLC	16,082	9,801
	Central Asia Metals PLC	51,038	132,021
	Centrica PLC	1,480,134	2,126,880
	Chemring Group PLC	95,737	342,695
	Chesnara PLC	49,224	171,782
	City of London Investment Group PLC	9,126	50,075

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Clarkson PLC	339	$13,234
	Close Brothers Group PLC	47,248	540,048
Ω	CMC Markets PLC	39,647	91,978
	Coats Group PLC	174,125	171,468
*	Costain Group PLC	71,049	53,174
	Cranswick PLC	14,473	585,278
	Crest Nicholson Holdings PLC	84,467	285,419
	Currys PLC	358,895	257,915
	Curtis Banks Group PLC	3,656	15,612
*Ω	Deliveroo PLC	186,086	256,073
	DFS Furniture PLC	44,848	70,930
*	Dialight PLC	7,087	19,305
	Direct Line Insurance Group PLC	350,383	757,334
	DiscoverIE Group PLC	24,510	260,470
	Diversified Energy Co. PLC	155,630	185,229
*	Dowlais Group PLC	341,366	568,870
	Drax Group PLC	112,465	891,184
	DS Smith PLC	416,595	1,626,495
*	easyJet PLC	72,083	452,239
	EKF Diagnostics Holdings PLC	5,160	1,818
*	Elementis PLC	170,962	270,032
*	EnQuest PLC	449,364	94,346
	Epwin Group PLC	23,438	22,550
*	Esken Ltd.	135,985	9,066
	Essentra PLC	37,638	97,859
*	FD Technologies PLC	4,362	103,387
	Ferrexpo PLC	35,085	47,705
	Fintel PLC	1,018	2,500
	Firstgroup PLC	245,111	345,711
	Flowtech Fluidpower PLC	7,489	9,921
Ω	Forterra PLC	50,753	123,385
	Foxtons Group PLC	71,351	34,824
*	Frasers Group PLC	42,129	407,120
	Fresnillo PLC	38,819	347,398
	Fuller Smith & Turner PLC, Class A	13,884	82,468
	Future PLC	17,988	255,247
	Galliford Try Holdings PLC	32,360	72,292
	GB Group PLC	47,647	194,804
	Genel Energy PLC	41,626	58,167
	Genuit Group PLC	41,172	155,625
*	Georgia Capital PLC	13,296	134,553
	Goodwin PLC	579	28,180
	Grafton Group PLC	68,236	744,254
	Grainger PLC	222,491	723,868
*	Greencore Group PLC	55,731	60,088
*	Griffin Mining Ltd.	5,698	6,820
	Gulf Keystone Petroleum Ltd.	67,566	115,303
	H&T Group PLC	15,070	86,630
	Halfords Group PLC	52,707	139,224
	Harbour Energy PLC	90,034	280,078
	Hargreaves Services PLC	7,040	36,206
	Harworth Group PLC	42,528	62,546
	Hays PLC	260,480	373,698
	Headlam Group PLC	25,315	92,747
	Helical PLC	40,177	151,137
	Henry Boot PLC	29,243	87,635
	Hikma Pharmaceuticals PLC	41,760	967,194
	Hill & Smith PLC	7,677	132,809
	Hilton Food Group PLC	22,294	190,250

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Hiscox Ltd.	82,249	$1,224,125
	Hochschild Mining PLC	75,970	68,640
Ω	HSS Hire Group PLC	77,600	13,083
	Hunting PLC	43,030	126,603
*	Hurricane Energy PLC	501,866	47,932
*	Hyve Group PLC	62,986	95,353
Ω	Ibstock PLC	112,898	241,326
	Inchcape PLC	80,233	816,809
	International Distributions Services PLC	185,212	589,655
	Investec PLC	200,205	1,116,050
	iomart Group PLC	8,942	17,237
	ITV PLC	940,777	957,540
	J Sainsbury PLC	531,830	1,848,112
*	James Fisher & Sons PLC	12,277	50,060
	JET2 PLC	2,505	38,688
*	John Wood Group PLC	51,649	146,553
	Johnson Matthey PLC	46,446	1,147,387
	Johnson Service Group PLC	123,460	188,745
	Jupiter Fund Management PLC	169,537	277,473
*Ω	Just Eat Takeaway.com NV	8,306	145,588
	Just Group PLC	332,537	369,508
	Keller Group PLC	25,432	213,254
*	Kier Group PLC	155,101	149,696
	Kingfisher PLC	587,635	1,904,582
	Knights Group Holdings PLC	8,419	8,974
	Lancashire Holdings Ltd.	70,702	544,960
	Lookers PLC	90,787	98,866
	LSL Property Services PLC	29,913	101,878
	Macfarlane Group PLC	49,928	67,299
	Man Group PLC	347,581	994,070
*	Marks & Spencer Group PLC	582,476	1,205,198
*	Marston’s PLC	47,444	20,786
	Me Group International PLC	71,977	116,436
	Mears Group PLC	36,167	100,725
	Mediclinic International PLC	123,286	772,787
	Melrose Industries PLC	341,366	1,758,410
*	Metro Bank PLC	33,672	43,178
*	Mitchells & Butlers PLC	95,058	209,020
	Mitie Group PLC	370,740	429,219
	MJ Gleeson PLC	16,059	86,284
	Mondi PLC	100,071	1,594,664
	Morgan Advanced Materials PLC	17,363	67,123
	Morgan Sindall Group PLC	12,404	264,564
	MP Evans Group PLC	9,588	101,812
*	N Brown Group PLC	6,931	2,531
*	Naked Wines PLC	6,738	9,549
	National Express Group PLC	52,846	80,765
	NCC Group PLC	18,242	24,615
*Ω	Network International Holdings PLC	27,205	132,493
	Norcros PLC	25,348	62,191
	Numis Corp. PLC	21,347	91,400
*Ω	On the Beach Group PLC	41,613	69,214
	OSB Group PLC	98,529	616,924
	Pan African Resources PLC	476,101	105,627
	Pearson PLC, Sponsored ADR	2,636	29,101
*	Pendragon PLC	335,309	74,418
	Persimmon PLC	84,555	1,399,360
*	Petra Diamonds Ltd.	40,127	34,363
*	Petrofac Ltd.	17,866	16,058

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Pets at Home Group PLC	141,097	$684,513
*	Pharos Energy PLC	110,849	32,161
*	Playtech PLC	60,543	439,479
	Plus500 Ltd.	3,261	68,222
	Porvair PLC	8,409	65,780
	PPHE Hotel Group Ltd.	2,772	39,226
	Premier Foods PLC	232,062	364,276
	PZ Cussons PLC	70,319	177,336
	QinetiQ Group PLC	155,098	724,707
*	Rank Group PLC	84,921	102,904
*	REA Holdings PLC	12,065	15,448
	Reach PLC	107,832	114,762
	Redde Northgate PLC	71,260	337,036
	Redrow PLC	85,950	560,361
*	Renewi PLC	22,085	166,876
*	Restaurant Group PLC	236,366	120,295
	RHI Magnesita NV	7,372	209,539
	Ricardo PLC	21,801	164,075
	Robert Walters PLC	12,250	65,597
*	Rockhopper Exploration PLC	89,812	14,042
	RWS Holdings PLC	69,334	222,620
*	S4 Capital PLC	85,166	156,565
Ω	Sabre Insurance Group PLC	57,957	92,156
*	Saga PLC	39,106	64,260
*	Savannah Energy PLC	281,630	91,104
	Savills PLC	40,108	485,546
	Senior PLC	125,663	259,360
	Serco Group PLC	305,215	583,827
	Serica Energy PLC	59,022	176,417
	Severfield PLC	96,126	72,643
*	SIG PLC	220,308	123,430
	Smart Metering Systems PLC	37,511	374,301
	Spectris PLC	9,701	459,416
	Speedy Hire PLC	156,008	63,083
*Ω	Spire Healthcare Group PLC	85,637	246,146
*	Staffline Group PLC	43,578	22,320
*††	Studio Retail Group PLC	11,240	0
*	Superdry PLC	23,220	25,172
	Synthomer PLC	11,084	16,701
	Tate & Lyle PLC	97,855	1,003,388
	Taylor Wimpey PLC	1,065,125	1,718,969
	TBC Bank Group PLC	12,056	356,647
	TClarke PLC	8,710	15,079
*	THG PLC	218,909	276,165
Ω	TI Fluid Systems PLC	37,205	49,454
	TP ICAP Group PLC	187,609	401,334
	Travis Perkins PLC	63,396	765,098
	TT Electronics PLC	58,713	125,567
	Tyman PLC	55,725	172,781
	Vanquis Banking Group PLC	48,706	137,765
	Vertu Motors PLC	110,788	80,517
	Vesuvius PLC	72,682	370,970
	Virgin Money UK PLC	381,121	749,054
	Vistry Group PLC	69,728	687,295
	Volex PLC	3,463	11,133
	Vp PLC	3,924	31,559
	Watkin Jones PLC	17,355	21,129
	Wickes Group PLC	67,099	113,604
*	Xaar PLC	20,729	45,493

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
	UNITED KINGDOM — (Continued)
	XPS Pensions Group PLC	48,496	$99,312
	Young & Co.’s Brewery PLC	3,177	31,217
	Young & Co’s Brewery PLC, Class A	7,717	110,975
	Zotefoams PLC	12,016	57,278

TOTAL UNITED KINGDOM			66,341,589

	UNITED STATES — (0.1%)
	ADTRAN Holdings, Inc.	11,533	104,032
*	Noble Corp. PLC	3,321	124,604
	VAALCO Energy, Inc.	16,212	69,388

TOTAL UNITED STATES			298,024

TOTAL COMMON STOCKS			679,147,732

	PREFERRED STOCKS — (0.4%)
	BRAZIL — (0.1%)
*	Alpargatas SA	11,200	16,639
	Banco ABC Brasil SA	18,556	62,203
Ω	Banco BMG SA	30,400	12,677
	Banco do Estado do Rio Grande do Sul SA Class B	52,100	111,140
	Banco Pan SA	51,165	54,983
	Cia de Ferro Ligas da Bahia FERBASA	9,400	97,057
	Eucatex SA Industria e Comercio	14,000	24,279
	Grazziotin SA	1,600	9,181
	Marcopolo SA	110,973	79,873
	Randon SA Implementos e Participacoes	39,954	66,165
	Schulz SA	35,700	31,350
	Taurus Armas SA	7,600	26,056
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	105,000	151,570

TOTAL BRAZIL			743,173

	GERMANY — (0.3%)
	Draegerwerk AG & Co. KGaA	2,246	126,390
	Einhell Germany AG	70	12,112
	Fuchs Petrolub SE	19,808	782,553
	Jungheinrich AG	13,189	511,202
	Sixt SE	4,534	361,235
	STO SE & Co. KGaA	754	146,978
	Villeroy & Boch AG	889	18,842

TOTAL GERMANY			1,959,312

	INDIA — (0.0%)
	Sundaram-Clayton Ltd.	1,368,800	56,869

	PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	22,520	15,712

TOTAL PREFERRED STOCKS			2,775,066

	RIGHTS/WARRANTS — (0.0%)
	AUSTRALIA — (0.0%)
*	Decmil Group Ltd. Warrants 09/06/23	326	0
*	PointsBet Holdings Ltd. Warrants 07/08/24	370	0

	BRAZIL — (0.0%)
*	3R Petroleum Oleo E Gas SA Rights 05/22/23	4,828	7,434
*	Localiza Rent a Car SA Rights 05/11/23	82	282

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
BRAZIL — (Continued)
* Meliuz SA Rights 05/25/23	412	$48

TOTAL BRAZIL		7,764

FRANCE — (0.0%)
* Arabi Group Holding KSC Rights 05/02/23	5,929	9,632

HONG KONG — (0.0%)
* Xinyi Energy Holdings Ltd. Rights 05/23/23	35,540	0

ITALY — (0.0%)
* Webuild SpA Warrants 08/02/30	2,669	0

MALAYSIA — (0.0%)
* Eco World Development Group Bhd	42,360	997
* Yinson Holdings Bhd Warrants 06/21/25	26,022	3,471

TOTAL MALAYSIA		4,468

SINGAPORE — (0.0%)
* Ezion Holdings Ltd.	196,236	0

TAIWAN — (0.0%)
* Acer, Inc. Rights 06/16/23	247	0

THAILAND — (0.0%)
* Bangkok Ranch PCL Warrants 09/01/26	59,700	472
* Better World Green PCL Warrants 03/13/24	172,167	0
* Eastern Power Group PCL	28,975	221
* Kiatnakin Phatra Bank PCL Warrants 04/26/24	6,432	0

TOTAL THAILAND		693

TOTAL RIGHTS/WARRANTS		22,557

TOTAL INVESTMENT SECURITIES (Cost $654,593,453)		681,945,355

		Value†
SECURITIES LENDING COLLATERAL — (0.2%)
@§ The DFA Short Term Investment Fund	95,599	1,105,792

TOTAL INVESTMENTS — (100.0%) (Cost $655,699,075)		$683,051,147

As of April 30, 2023, World ex U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500 ® E-mini Index	5	06/16/23	$1,043,782	$1,047,125	$3,343

Total Futures Contracts			$1,043,782	$1,047,125	$3,343

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$224,355	$30,577,151	$675	$30,802,181
Austria	—	4,544,286	—	4,544,286
Belgium	475,752	8,464,239	—	8,939,991
Brazil	6,881,688	180,343	—	7,062,031
Canada	52,627,509	8,524	—	52,636,033
Chile	32,149	705,157	—	737,306
China	1,310,777	44,740,280	352,619	46,403,676
Colombia	69,222	—	—	69,222
Denmark	—	12,513,728	—	12,513,728
Finland	—	11,813,856	—	11,813,856
France	—	31,191,323	—	31,191,323
Germany	—	36,817,769	—	36,817,769
Greece	—	805,604	—	805,604
Hong Kong	—	10,226,461	7,094	10,233,555
Hungary	—	181,409	—	181,409
India	29,001	34,040,886	69,768	34,139,655
Indonesia	—	3,627,375	5,833	3,633,208
Ireland	—	6,045,368	—	6,045,368
Israel	121,922	4,717,534	—	4,839,456
Italy	—	18,222,483	—	18,222,483
Japan	—	115,599,701	—	115,599,701
Kuwait	132,373	11,842	—	144,215
Malaysia	—	3,397,321	—	3,397,321
Mexico	5,015,983	104,635	—	5,120,618
Netherlands	536,977	12,720,759	—	13,257,736
New Zealand	—	1,728,688	—	1,728,688
Norway	215,867	5,605,078	—	5,820,945
Philippines	—	1,359,107	14,947	1,374,054
Poland	—	1,521,856	—	1,521,856
Portugal	—	2,251,116	—	2,251,116
Qatar	—	1,136,949	—	1,136,949
Saudi Arabia	51,074	8,257,667	—	8,308,741
Singapore	—	5,626,518	—	5,626,518
South Africa	1,171,418	6,199,965	—	7,371,383
South Korea	—	23,230,130	31,404	23,261,534
Spain	—	8,710,361	—	8,710,361
Sweden	16,136	10,665,540	—	10,681,676
Switzerland	—	29,642,534	—	29,642,534
Taiwan	—	36,806,126	8,777	36,814,903
Thailand	4,019,249	116,873	—	4,136,122
Turkey	—	1,455,878	—	1,455,878
United Arab Emirates	—	3,513,130	—	3,513,130
United Kingdom	600,034	65,741,555	—	66,341,589
United States	69,388	228,636	—	298,024
Preferred Stocks
Brazil	730,496	12,677	—	743,173
Germany	—	1,959,312	—	1,959,312
India	—	56,869	—	56,869
Philippines	—	15,712	—	15,712
Rights/Warrants
Brazil	—	7,764	—	7,764
France	—	9,632	—	9,632
Malaysia	—	4,468	—	4,468
Thailand	—	693	—	693

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$1,105,792	—	$1,105,792
Futures Contracts**	$3,343	—	—	3,343

TOTAL	$74,334,713	$608,228,660	$491,117^	$683,054,490

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD EX U.S. CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.8%)
AUSTRALIA — (4.2%)
*	A2B Australia Ltd.	61,896	$63,053
	Accent Group Ltd.	105,492	178,521
#	Adairs Ltd.	87,909	131,176
	Adbri Ltd.	147,407	155,637
#*	Aeris Resources Ltd.	73,953	23,353
	AGL Energy Ltd.	63,730	350,833
*	Ainsworth Game Technology Ltd.	68,629	44,063
*	Alkane Resources Ltd.	109,258	63,733
*	Alliance Aviation Services Ltd.	11,891	24,471
*	Allkem Ltd.	50,309	413,163
	ALS Ltd.	118,226	1,031,845
	Altium Ltd.	19,621	500,164
	Alumina Ltd.	575,444	584,041
#*	AMA Group Ltd.	138,426	15,133
	AMP Ltd.	864,060	653,279
	Ampol Ltd.	60,737	1,211,868
	Ansell Ltd.	30,497	542,697
	APA Group	108,035	737,601
#*	Appen Ltd.	19,792	41,497
#*	Arafura Rare Earths Ltd.	209,093	57,440
#	ARB Corp. Ltd.	17,630	376,627
	Ardent Leisure Group Ltd.	111,234	40,348
	Aristocrat Leisure Ltd.	51,115	1,292,977
	ASX Ltd.	6,897	313,879
	Atlas Arteria Ltd.	177,693	772,578
	AUB Group Ltd.	13,998	256,547
*	Audinate Group Ltd.	1,894	11,039
#*	Aurelia Metals Ltd.	371,492	33,488
	Aurizon Holdings Ltd.	530,339	1,205,804
	Austal Ltd.	104,574	114,770
	Australia & New Zealand Banking Group Ltd.	212,838	3,456,113
*	Australian Agricultural Co. Ltd.	61,076	62,213
	Australian Ethical Investment Ltd.	11,755	25,371
#	Australian Finance Group Ltd.	60,542	64,867
#*	Australian Strategic Materials Ltd.	22,694	15,934
	Auswide Bank Ltd.	6,856	23,950
	Baby Bunting Group Ltd.	37,265	53,599
#	Bank of Queensland Ltd.	237,530	917,252
	Bapcor Ltd.	102,141	445,702
	Base Resources Ltd.	56,903	7,151
	Beach Energy Ltd.	858,441	844,954
	Beacon Lighting Group Ltd.	19,339	23,447
	Bega Cheese Ltd.	93,777	236,134
	Bell Financial Group Ltd.	34,059	21,913
#*	Bellevue Gold Ltd.	143,303	134,526
	Bendigo & Adelaide Bank Ltd.	143,977	828,911
#*	Betmakers Technology Group Ltd.	105,675	12,360
#	BHP Group Ltd., Sponsored ADR	100,755	5,948,575
	BHP Group Ltd.,Class DI	459,448	13,609,837
	Blackmores Ltd.	2,817	177,940
	BlueScope Steel Ltd.	156,292	2,077,388
*	Boral Ltd.	23,651	64,919
	Brambles Ltd.	183,950	1,742,526
#	Bravura Solutions Ltd.	90,884	27,197
#	Breville Group Ltd.	20,957	287,897

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Brickworks Ltd.	27,903	$464,254
#*	BWX Ltd.	35,547	4,704
	Capitol Health Ltd.	181,140	32,954
*	Capricorn Metals Ltd.	62,003	182,444
#*	Carnarvon Energy Ltd.	446,549	37,076
	carsales.com Ltd.	75,226	1,192,957
	Cash Converters International Ltd.	184,747	28,657
#*	Catapult Group International Ltd.	9,894	5,112
	Cedar Woods Properties Ltd.	24,019	78,012
	Challenger Ltd.	184,675	743,137
	Champion Iron Ltd.	87,340	379,480
#*	City Chic Collective Ltd.	26,152	8,463
	Cleanaway Waste Management Ltd.	568,681	915,836
#	Clinuvel Pharmaceuticals Ltd.	8,370	112,634
#	Clover Corp. Ltd.	24,457	19,840
	Cochlear Ltd.	5,187	850,500
#	Codan Ltd.	54,165	263,109
#*	Cogstate Ltd.	19,223	20,323
	Coles Group Ltd.	103,807	1,254,007
	Collins Foods Ltd.	53,890	310,697
	Commonwealth Bank of Australia	87,813	5,811,121
	Computershare Ltd.	56,192	836,464
*	Cooper Energy Ltd.	972,655	109,976
#*	Core Lithium Ltd.	19,188	12,631
#	Corporate Travel Management Ltd.	21,622	302,519
	Costa Group Holdings Ltd.	162,998	270,484
#	Credit Corp. Group Ltd.	17,125	206,212
	CSL Ltd.	14,398	2,874,368
	CSR Ltd.	273,453	957,283
	Data#3 Ltd.	49,879	251,800
*	De Grey Mining Ltd.	91,830	98,562
#*	Deep Yellow Ltd.	44,504	15,935
	Deterra Royalties Ltd.	123,994	380,211
#	Dicker Data Ltd.	21,013	113,714
#	Domain Holdings Australia Ltd.	58,415	130,283
	Domino’s Pizza Enterprises Ltd.	11,317	380,925
	Downer EDI Ltd.	300,420	710,714
	Eagers Automotive Ltd.	48,592	458,874
	Earlypay Ltd.	37,307	6,700
	Elanor Investor Group	19,470	20,829
	Elders Ltd.	48,040	258,648
#	Emeco Holdings Ltd.	84,755	38,576
#*	EML Payments Ltd.	52,687	25,326
#*	Empire Energy Group Ltd.	51,547	4,970
	Endeavour Group Ltd.	133,532	601,855
	Enero Group Ltd.	5,876	7,107
	EQT Holdings Ltd.	5,268	94,333
	Estia Health Ltd.	97,068	169,356
	Euroz Hartleys Group Ltd.	18,279	14,340
	Evolution Mining Ltd.	444,107	1,047,195
	EVT Ltd.	37,708	302,201
#*††	Firefinch Ltd.	50,216	1,246
	FleetPartners Group Ltd.	141,679	197,469
	Fleetwood Ltd.	28,254	28,348
#*	Flight Centre Travel Group Ltd.	14,687	192,866
	Fortescue Metals Group Ltd.	229,052	3,204,808
#*	Frontier Digital Ventures Ltd.	12,847	4,269
	G8 Education Ltd.	397,771	322,097
#*	Genex Power Ltd.	40,897	4,328

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Gold Road Resources Ltd.	211,910	$263,676
	GR Engineering Services Ltd.	7,383	8,913
	GrainCorp Ltd., Class A	73,533	333,162
	Grange Resources Ltd.	238,429	97,860
	GUD Holdings Ltd.	49,499	315,751
	GWA Group Ltd.	107,097	125,103
	Hansen Technologies Ltd.	40,822	122,273
#	Harvey Norman Holdings Ltd.	180,374	433,187
	Healius Ltd.	238,369	473,708
	Healthia Ltd.	6,519	5,119
	Helia Group Ltd.	140,658	295,463
#	Helloworld Travel Ltd.	3,137	6,294
*	Highfield Resources Ltd.	19,996	7,508
*	Hot Chili Ltd.	25,993	18,321
#	HT&E Ltd.	85,589	65,132
	HUB24 Ltd.	7,160	135,389
#	Humm Group Ltd.	165,170	52,512
	IDP Education Ltd.	31,691	595,371
	IGO Ltd.	63,719	586,781
	Iluka Resources Ltd.	124,167	912,375
	Image Resources NL	68,398	5,202
	Imdex Ltd.	163,577	226,036
*	Immutep Ltd., Sponsored ADR	3,965	6,542
	Incitec Pivot Ltd.	513,175	1,093,379
	Infomedia Ltd.	124,521	123,937
#	Inghams Group Ltd.	110,466	206,206
	Insignia Financial Ltd.	275,762	547,324
	Insurance Australia Group Ltd.	207,999	689,119
	Integral Diagnostics Ltd.	47,171	98,817
	InvoCare Ltd.	21,644	159,853
*	ioneer Ltd.	98,102	20,031
	IPH Ltd.	46,740	252,848
	IRESS Ltd.	55,985	384,672
	IVE Group Ltd.	58,367	92,079
	James Hardie Industries PLC, CDI	45,417	1,013,485
#	James Hardie Industries PLC, Sponsored ADR	1,045	23,262
#	JB Hi-Fi Ltd.	43,035	1,273,652
#*	Jervois Global Ltd.	97,697	5,748
	Johns Lyng Group Ltd.	19,462	87,746
	Jumbo Interactive Ltd.	12,500	108,734
	Jupiter Mines Ltd.	520,847	86,392
*	Karoon Energy Ltd.	154,715	221,166
	Kelly Partners Group Holdings Ltd.	2,739	8,080
	Kelsian Group Ltd.	27,959	113,975
#*	Kogan.com Ltd.	8,258	23,916
	Lendlease Corp. Ltd.	96,461	479,063
*	Leo Lithium Ltd.	35,869	12,598
	Lifestyle Communities Ltd.	23,389	264,815
	Lindsay Australia Ltd.	11,938	10,305
	Link Administration Holdings Ltd.	232,345	327,799
	Lottery Corp. Ltd.	340,266	1,140,906
	Lovisa Holdings Ltd.	18,023	319,749
*	Lynas Rare Earths Ltd.	189,950	815,817
	MA Financial Group Ltd.	3,869	11,901
#	Macmahon Holdings Ltd.	300,111	26,885
	Macquarie Group Ltd.	13,354	1,629,078
*	Macquarie Telecom Group Ltd.	811	33,044
#	Mader Group Ltd.	7,825	25,464
#	Magellan Financial Group Ltd.	28,534	154,640

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Mayne Pharma Group Ltd.	34,952	$96,448
	McMillan Shakespeare Ltd.	32,345	330,412
#	McPherson’s Ltd.	24,606	9,623
	Medibank Pvt Ltd.	437,250	1,034,777
#*	Medical Developments International Ltd.	5,158	3,418
#*	Mesoblast Ltd.	58,643	33,493
	Mesoblast Ltd.	6,572	3,740
#*	Metals X Ltd.	194,260	35,619
	Metcash Ltd.	380,879	987,054
	Mineral Resources Ltd.	35,039	1,728,496
*	MMA Offshore Ltd.	76,024	60,748
	Monadelphous Group Ltd.	24,054	198,279
	Monash IVF Group Ltd.	164,283	125,933
#	MotorCycle Holdings Ltd.	5,493	6,630
*	Mount Gibson Iron Ltd.	146,256	46,244
	Myer Holdings Ltd.	341,996	199,057
	MyState Ltd.	35,840	84,730
*	Nanosonics Ltd.	16,736	63,758
	National Australia Bank Ltd.	210,656	4,055,370
#	Navigator Global Investments Ltd.	51,840	36,668
	Netwealth Group Ltd.	36,767	334,103
	New Hope Corp. Ltd.	195,956	692,688
	Newcrest Mining Ltd.	122,559	2,338,881
*	NEXTDC Ltd.	44,481	341,327
	nib holdings Ltd.	131,011	672,229
	Nick Scali Ltd.	21,590	139,737
	Nickel Industries Ltd.	226,960	144,400
	Nine Entertainment Co. Holdings Ltd.	503,879	695,056
	Northern Star Resources Ltd.	198,279	1,768,610
#*	Novonix Ltd.	17,717	11,736
	NRW Holdings Ltd.	233,457	375,184
	Nufarm Ltd.	108,559	403,646
	Objective Corp. Ltd.	3,211	27,489
*	OFX Group Ltd.	72,450	68,671
	OM Holdings Ltd.	46,008	20,491
*	Omni Bridgeway Ltd.	56,330	85,896
	oOh!media Ltd.	261,366	286,366
*	Opthea Ltd.	11,933	5,627
	Orica Ltd.	102,080	1,101,833
	Origin Energy Ltd.	338,070	1,874,434
	Orora Ltd.	374,152	855,139
	Pacific Current Group Ltd.	15,421	77,115
	Pacific Smiles Group Ltd.	7,482	6,973
	Pact Group Holdings Ltd.	71,659	47,596
*	Paladin Energy Ltd.	285,480	125,560
*	Panoramic Resources Ltd.	449,671	45,043
	Paragon Care Ltd.	7,567	1,408
	Peet Ltd.	131,518	98,748
	PeopleIN Ltd.	5,781	11,909
	Pepper Money Ltd.	14,192	12,280
*	Perenti Ltd.	298,302	228,594
	Perpetual Ltd.	30,892	504,871
	Perseus Mining Ltd.	459,094	678,492
*	PEXA Group Ltd.	33,898	300,836
	Pilbara Minerals Ltd.	296,571	844,103
#	Pinnacle Investment Management Group Ltd.	7,531	41,473
	Platinum Asset Management Ltd.	124,254	145,154
#*	PointsBet Holdings Ltd.	22,639	23,589
*	PolyNovo Ltd.	39,066	42,440

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Praemium Ltd.	17,729	$8,097
	Premier Investments Ltd.	24,655	429,079
	Pro Medicus Ltd.	13,699	562,301
	Propel Funeral Partners Ltd.	13,197	38,503
	PSC Insurance Group Ltd.	14,812	46,013
	PWR Holdings Ltd.	20,749	138,600
*	Qantas Airways Ltd.	57,200	252,248
	QBE Insurance Group Ltd.	185,516	1,897,048
	Qube Holdings Ltd.	310,211	634,628
	Ramelius Resources Ltd.	563,970	492,182
	Ramsay Health Care Ltd.	23,776	1,022,397
#	REA Group Ltd.	5,612	527,800
*	ReadyTech Holdings Ltd.	4,593	9,400
#*	Red 5 Ltd.	379,104	42,694
	Reece Ltd.	18,541	225,859
#	Regis Healthcare Ltd.	48,428	68,389
*	Regis Resources Ltd.	324,294	458,855
*	Reject Shop Ltd.	13,887	44,357
	Reliance Worldwide Corp. Ltd.	137,396	374,697
*	Resolute Mining Ltd.	768,674	243,916
*	Retail Food Group Ltd.	791,185	37,814
	Ridley Corp. Ltd.	99,459	142,608
	Rio Tinto Ltd.	50,406	3,780,683
*	RPMGlobal Holdings Ltd.	22,062	20,506
*	Sandfire Resources Ltd.	277,370	1,208,460
	Santos Ltd.	449,505	2,129,347
	SEEK Ltd.	30,491	497,500
#	Select Harvests Ltd.	36,990	108,540
	Servcorp Ltd.	11,131	23,361
	Service Stream Ltd.	239,973	106,003
	Seven Group Holdings Ltd.	33,336	526,560
*	Seven West Media Ltd.	497,856	127,318
	SG Fleet Group Ltd.	29,150	39,048
	Shaver Shop Group Ltd.	23,611	16,826
*	Sierra Rutile Holdings Ltd.	95,128	14,226
	Sigma Healthcare Ltd.	462,744	214,767
*	Silver Lake Resources Ltd.	306,707	258,563
	Sims Ltd.	69,596	729,348
#	SmartGroup Corp. Ltd.	31,386	140,486
	Solvar Ltd.	73,962	92,687
	Sonic Healthcare Ltd.	93,793	2,210,977
	South32 Ltd., ADR	6,889	96,997
	South32 Ltd.	959,103	2,711,145
#	Southern Cross Media Group Ltd.	113,209	62,848
*††	SpeedCast International Ltd.	165,938	0
	SRG Global Ltd.	118,081	59,232
*	St Barbara Ltd.	359,311	143,822
*	Star Entertainment Group Ltd.	527,126	446,831
	Steadfast Group Ltd.	157,501	620,933
#*	Strike Energy Ltd.	221,146	69,859
	Suncorp Group Ltd.	140,768	1,172,040
	Sunland Group Ltd.	5,329	5,081
	Super Retail Group Ltd.	81,947	739,538
*	Superloop Ltd.	68,327	27,893
#	Symbio Holdings Ltd.	9,158	12,886
*	Syrah Resources Ltd.	138,254	106,898
	Tabcorp Holdings Ltd.	767,749	535,516
	Technology One Ltd.	87,429	881,443
	Telstra Group Ltd.	448,348	1,300,754

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Temple & Webster Group Ltd.	3,363	$9,017
#	Ten Sixty Four Ltd.	85,990	32,433
	Terracom Ltd.	93,214	39,724
	TPG Telecom Ltd.	68,642	245,018
	Transurban Group.	111,008	1,107,116
	Treasury Wine Estates Ltd.	42,268	391,533
*	Tuas Ltd.	91,124	93,662
	United Malt Group Ltd.	123,108	360,669
Ω	Viva Energy Group Ltd.	259,641	536,678
#*	Webjet Ltd.	45,166	223,361
	Wesfarmers Ltd.	79,620	2,754,308
*	West African Resources Ltd.	262,510	169,840
*	Westgold Resources Ltd.	169,533	171,330
	Westpac Banking Corp.	218,195	3,266,199
	Whitehaven Coal Ltd.	263,734	1,265,600
	WiseTech Global Ltd.	6,122	280,423
#	Woodside Energy Group Ltd., ADR	36,413	828,757
	Woodside Energy Group Ltd.	196,461	4,457,527
	Woolworths Group Ltd.	85,461	2,204,622
	Worley Ltd.	52,700	529,501
*	Xero Ltd.	2,095	130,782
#	Yancoal Australia Ltd.	43,273	159,974

TOTAL AUSTRALIA			159,518,308

AUSTRIA — (0.4%)
*	Addiko Bank AG	2,554	39,158
	Agrana Beteiligungs AG	4,658	87,573
	ANDRITZ AG	23,896	1,551,945
	AT&S Austria Technologie & Systemtechnik AG	11,653	356,344
Ω	BAWAG Group AG	13,971	681,422
*	CA Immobilien Anlagen AG	8,747	253,765
*	DO & Co. AG	1,217	142,546
	Erste Group Bank AG	47,727	1,735,316
	EVN AG	13,290	320,294
*	FACC AG	1,947	15,065
*	Immofinanz AG	12,053	0
*	Lenzing AG	1,985	129,909
	Mayr Melnhof Karton AG	2,109	336,676
	Oesterreichische Post AG	11,224	432,362
	OMV AG	36,501	1,727,327
	Palfinger AG	3,950	129,874
	POLYTEC Holding AG	4,035	20,600
	Porr AG	2,886	44,130
*	Raiffeisen Bank International AG	55,975	859,871
	Rosenbauer International AG	582	20,414
	Schoeller-Bleckmann Oilfield Equipment AG	2,762	173,473
	Semperit AG Holding.	1,666	43,814
	Telekom Austria AG	54,154	422,785
	UBM Development AG	1,357	44,298
	UNIQA Insurance Group AG	42,007	376,916
	Verbund AG	3,924	349,474
	Vienna Insurance Group AG Wiener Versicherung Gruppe	18,637	548,356
	voestalpine AG	44,027	1,526,492
	Wienerberger AG	31,530	949,833
	Zumtobel Group AG	4,990	39,195

TOTAL AUSTRIA			13,359,227

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (0.8%)
	Ackermans & van Haaren NV	9,235	$1,624,393
	Ageas SA	46,157	2,056,551
*	AGFA-Gevaert NV	67,716	190,073
	Anheuser-Busch InBev SA	69,892	4,544,338
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	1,081	70,233
*	Argenx SE, ADR	302	117,140
*	Argenx SE	353	136,169
	Atenor	822	40,611
	Barco NV	4,025	117,551
	Bekaert SA	16,807	782,435
	bpost SA	33,088	162,793
*	Cie d’Entreprises CFE	5,331	57,623
	Deceuninck NV	24,144	62,646
*	Deme Group NV	5,331	705,421
	D’ieteren Group	4,480	843,534
	Econocom Group SA	51,414	176,601
	Elia Group SA	7,853	1,076,803
	Etablissements Franz Colruyt NV	23,970	665,832
*	Euronav NV	76,899	1,318,912
	EVS Broadcast Equipment SA	5,263	128,282
	Exmar NV	15,568	204,110
	Fagron	22,568	419,502
*	Galapagos NV	11,788	457,366
	Gimv NV	7,415	386,758
*	Greenyard NV	1,785	12,199
	Immobel SA	2,633	131,361
	Ion Beam Applications	5,245	95,889
	Jensen-Group NV	1,808	60,623
	KBC Group NV	50,310	3,596,581
#*	Kinepolis Group NV	2,739	138,629
	Lotus Bakeries NV	123	849,314
	Melexis NV	6,483	617,991
#*	Ontex Group NV	32,605	279,658
*	Orange Belgium SA	10,518	170,706
	Proximus SADP	49,493	421,907
	Recticel SA	25,013	356,548
	Shurgard Self Storage Ltd. REIT	4,868	251,708
	Sipef NV	2,254	146,885
	Solvay SA	27,594	3,311,794
	Telenet Group Holding NV	10,896	252,752
*	Tessenderlo Group SA	7,463	247,280
#	UCB SA	11,133	1,034,897
#	Umicore SA	42,362	1,390,554
	Van de Velde NV	2,029	79,160
#	VGP NV	2,965	310,405
	Viohalco SA	4,480	24,028
	WHAT’S COOKING	252	25,231

TOTAL BELGIUM			30,151,777

BRAZIL — (1.2%)
*	3R Petroleum Oleo E Gas SA	25,000	158,737
	AES Brasil Energia SA	125,709	269,170
	Aliansce Sonae Shopping Centers SA	91,275	341,104
	Allied Tecnologia SA	11,400	10,651
	Alper Consultoria e Corretora de Seguros SA	2,800	15,382
	Alupar Investimento SA	41,119	222,916
	Ambev SA, ADR	79,200	221,760
	Ambev SA	15,203	43,160
	Ambipar Participacoes e Empreendimentos SA	10,654	43,788

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*	Anima Holding SA	117,215	$54,286
	Arezzo Industria e Comercio SA	6,435	85,640
	Atacadao SA	42,509	91,618
	Auren Energia SA	69,485	219,832
	B3 SA - Brasil Bolsa Balcao	227,041	531,665
	Banco Bradesco SA	102,497	255,225
	Banco BTG Pactual SA	90,560	425,221
	Banco do Brasil SA	85,450	734,269
	Banco Modal SA	44,500	17,487
	Banco Santander Brasil SA	24,555	132,281
	BB Seguridade Participacoes SA	77,255	531,421
	Bemobi Mobile Tech SA	9,714	26,623
	Boa Safra Sementes SA	4,000	8,789
	Boa Vista Servicos SA	18,100	27,289
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	11,722	56,779
	Braskem SA, ADR, Class A	3,700	29,082
*	BRF SA	219,955	279,585
	Brisanet Participacoes SA	12,238	6,060
	Caixa Seguridade Participacoes SA	82,366	156,218
	Camil Alimentos SA	54,757	79,043
	CCR SA	415,887	1,131,478
	Centrais Eletricas Brasileiras SA	55,341	375,575
*	Centro De Imagem Diagnosticos SA	27,204	124,626
	Cia Brasileira de Aluminio	28,400	30,064
*	Cia Brasileira de Distribuicao	48,278	145,188
*	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	40,824	377,564
#*	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	6,900	63,825
	Cia de Saneamento de Minas Gerais Copasa MG	50,202	171,507
	Cia de Saneamento do Parana	85,475	325,599
	Cia de Saneamento do Parana	50,100	37,064
#	Cia Energetica de Minas Gerais, Sponsored ADR	13,278	32,133
	Cia Energetica de Minas Gerais	46,931	190,065
	Cia Paranaense de Energia	39,200	55,879
	Cia Paranaense de Energia, Sponsored ADR	4,800	37,152
	Cia Paranaense de Energia	7,400	57,950
	Cia Siderurgica Nacional SA, Sponsored ADR	28,200	80,370
	Cia Siderurgica Nacional SA	244,382	696,232
	Cielo SA	342,915	375,379
*	Cogna Educacao SA	783,212	320,332
*	Construtora Tenda SA	25,988	30,428
	Cosan SA	194,396	583,835
	CPFL Energia SA	8,400	55,811
	CSU Digital SA	8,100	18,676
	Cury Construtora e Incorporadora SA	27,700	68,753
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	114,587	354,940
	Dexco SA	135,106	159,544
	Diagnosticos da America SA	2,735	4,633
	Dimed SA Distribuidora da Medicamentos	12,500	26,014
	Direcional Engenharia SA	30,000	94,430
	EcoRodovias Infraestrutura e Logistica SA	77,503	95,873
	EDP - Energias do Brasil SA	81,688	368,495
*	Embraer SA	288,217	1,122,173
	Empreendimentos Pague Menos SA	24,793	14,614
	Enauta Participacoes SA	50,328	116,542
	Energisa SA	68,004	569,904
*	Eneva SA	155,221	353,214
	Engie Brasil Energia SA	20,282	167,654
	Equatorial Energia SA	249,412	1,367,121
	Eternit SA	11,000	20,642

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Even Construtora e Incorporadora SA	38,973	$39,459
	Ez Tec Empreendimentos e Participacoes SA	45,456	132,418
	Fleury SA	59,448	173,059
	Fras-Le SA	16,258	30,575
	Gerdau SA, Sponsored ADR	128,138	639,408
Ω	GPS Participacoes e Empreendimentos SA	20,908	52,775
	Grendene SA	50,250	82,309
	Grupo De Moda Soma SA	85,158	143,415
*	Grupo Mateus SA	104,553	115,499
	Grupo SBF SA	19,717	30,359
	Guararapes Confeccoes SA	40,800	34,601
*Ω	Hapvida Participacoes e Investimentos SA	593,054	328,167
*	Hidrovias do Brasil SA	83,974	43,100
*††	Hua Han Health Industry Holdings Ltd.	1,174,000	0
	Hypera SA	31,185	232,897
	Instituto Hermes Pardini SA	29,071	118,026
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	3,500	15,838
*	International Meal Co. Alimentacao SA, Class A	110,406	46,484
	Iochpe-Maxion SA	43,774	99,610
	Irani Papel e Embalagem SA	14,300	24,886
*	IRB-Brasil Resseguros SA	5,958	37,592
	Itau Unibanco Holding SA	21,736	96,265
	Jalles Machado SA	19,400	30,571
	JBS SA	259,366	930,801
	JHSF Participacoes SA	112,959	87,871
	JSL SA	11,709	16,902
	Kepler Weber SA	46,800	67,651
	Klabin SA	259,847	996,606
	Lavvi Empreendimentos Imobiliarios Ltda.	19,300	20,895
	Light SA	77,900	50,290
	Localiza Rent a Car SA	36,332	422,560
*Ω	Locaweb Servicos de Internet SA	67,335	71,010
	LOG Commercial Properties e Participacoes SA	12,594	41,385
*	Log-in Logistica Intermodal SA	12,494	96,865
*	Lojas Quero Quero SA	25,300	20,847
	Lojas Renner SA	113,061	359,053
	M Dias Branco SA	19,158	109,852
*	Magazine Luiza SA	191,791	128,430
	Mahle Metal Leve SA	8,968	51,692
	Marcopolo SA	64,000	35,799
*Ω	Meliuz SA	49,200	8,483
	Melnick Even Desenvolvimento Imobiliario SA	15,200	10,575
	Mills Estruturas e Servicos de Engenharia SA	45,673	83,786
	Minerva SA	79,271	135,885
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	9,900	7,225
*	Moura Dubeux Engenharia SA	17,100	19,096
	Movida Participacoes SA	45,707	78,900
	MRV Engenharia e Participacoes SA	116,035	167,499
	Multilaser Industrial SA	38,472	15,349
	Natura & Co. Holding SA	238,458	528,759
	Odontoprev SA	121,301	243,195
*	Omega Energia SA	23,537	43,602
*	Orizon Valorizacao de Residuos SA	7,560	51,988
	Pet Center Comercio e Participacoes SA	43,600	53,934
*	Petro Rio SA	150,201	1,046,454
	Petroleo Brasileiro SA, Sponsored ADR	42,200	400,478
	Petroleo Brasileiro SA, Sponsored ADR	31,500	334,530
	Petroleo Brasileiro SA	699,723	3,741,452
	Petroreconcavo SA	31,898	125,858

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Porto Seguro SA	107,786	$543,058
	Portobello SA	21,637	26,158
	Positivo Tecnologia SA	15,800	23,726
	Qualicorp Consultoria e Corretora de Seguros SA	57,581	45,831
	Raia Drogasil SA	157,866	831,773
Ω	Rede D’Or Sao Luiz SA	113,829	521,928
	Romi SA	25,550	76,736
	Rumo SA	85,671	338,369
	Santos Brasil Participacoes SA	49,781	84,436
	Sao Carlos Empreendimentos e Participacoes SA	9,300	30,560
	Sao Martinho SA	82,184	517,378
#	Sendas Distribuidora SA, ADR	3,044	37,350
	Sendas Distribuidora SA	162,515	400,439
	SIMPAR SA	97,985	150,677
	Sinqia SA	12,443	39,715
	SLC Agricola SA	41,462	361,598
*	StoneCo Ltd., Class A	37	453
	Suzano SA	147,465	1,176,693
	Suzano SA, Sponsored ADR	1,917	15,279
	SYN prop e tech SA	10,500	7,157
	Tegma Gestao Logistica SA	7,318	27,642
	Telefonica Brasil SA	28,570	235,534
#	Telefonica Brasil SA, ADR	6,100	49,837
	TIM SA	208,859	586,236
	TOTVS SA	50,973	262,233
	Transmissora Alianca de Energia Eletrica SA	65,432	478,428
	Trisul SA	36,232	25,570
	Tupy SA	38,083	170,266
	Ultrapar Participacoes SA	176,276	510,330
	Unipar Carbocloro SA	8,527	107,276
	Usinas Siderurgicas de Minas Gerais SA Usiminas	37,569	53,102
	Vale SA	522,632	7,586,221
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	32,332	68,193
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	25,522	62,528
*	Via SA	473,436	174,651
	Vibra Energia SA	298,101	788,912
	Vivara Participacoes SA	6,600	28,198
	Vulcabras Azaleia SA	46,000	122,752
	WEG SA	61,968	510,871
	Wilson Sons Holdings Brasil SA	29,793	59,732
	Wiz Co.	15,100	17,892
	YDUQS Participacoes SA	61,154	99,557
*	Zamp SA	75,208	63,329

TOTAL BRAZIL			45,767,833

CANADA — (7.1%)
*	5N Plus, Inc.	22,100	49,751
	Absolute Software Corp.	11,062	86,301
	Acadian Timber Corp.	4,133	48,076
*	Advantage Energy Ltd.	83,829	471,474
#	Aecon Group, Inc.	32,656	305,385
	Africa Oil Corp.	64,590	124,904
	AG Growth International, Inc.	3,496	152,938
	AGF Management Ltd., Class B	30,300	168,178
#	Agnico Eagle Mines Ltd.	88,035	4,994,204
#*	Aimia, Inc.	28,292	73,714
*	Air Canada	25,143	351,855
#	AirBoss of America Corp.	9,083	48,202

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Alamos Gold, Inc.,Class A	161,110	$2,082,414
#	Algoma Central Corp.	1,200	13,817
#	Algonquin Power & Utilities Corp.	76,083	647,732
	Alimentation Couche-Tard, Inc.	71,248	3,555,958
	AltaGas Ltd.	83,860	1,466,939
	Altius Minerals Corp.	8,140	127,671
	Altus Group Ltd.	4,925	195,568
*	Americas Gold & Silver Corp.	3,200	1,606
	Amerigo Resources Ltd.	65,100	77,360
	Andlauer Healthcare Group, Inc.	3,771	143,370
	Andrew Peller Ltd., Class A	10,400	33,852
	ARC Resources Ltd.	206,104	2,560,238
*	Argonaut Gold, Inc.	83,845	38,369
*	Aritzia, Inc.	29,744	945,327
	Atco Ltd., Class I	13,642	450,790
*	Athabasca Oil Corp.	187,300	461,735
*	ATS Corp.	16,991	728,374
#*	Aurora Cannabis, Inc.	10,234	6,047
*	AutoCanada, Inc.	10,001	151,692
	B2Gold Corp.	579,712	2,280,596
	Badger Infrastructure Solutions Ltd.	12,872	282,075
#*	Ballard Power Systems, Inc.	30,914	136,640
	Bank of Montreal	69,809	6,296,074
	Bank of Nova Scotia	94,722	4,727,575
	Barrick Gold Corp.	121,855	2,323,922
*	Bausch Health Cos., Inc.	57,299	421,964
#*	Baytex Energy Corp.	130,437	490,998
#	BCE, Inc.	16,001	769,148
#	Birchcliff Energy Ltd.	116,115	703,623
	Bird Construction, Inc.	14,234	90,039
	Black Diamond Group Ltd.	21,800	110,219
#*	BlackBerry Ltd.	64,409	251,793
	BMTC Group, Inc.	1,900	18,932
*	Bombardier, Inc., Class A	504	22,011
*	Bombardier, Inc., Class B	17,338	748,878
*	Bonterra Energy Corp.	12,185	59,987
	Boralex, Inc., Class A	19,162	558,659
	Boyd Group Services, Inc.	4,474	746,134
	Bridgemarq Real Estate Services	1,900	20,909
#	Brookfield Asset Management Ltd., Class A	5,271	176,842
	Brookfield Corp., Class A	51,006	1,655,671
	Brookfield Infrastructure Corp., Class A	21,253	905,609
	Brookfield Reinsurance Ltd.	92	2,985
	BRP, Inc.	7,518	561,665
*	CAE, Inc.	36,811	828,809
	Calian Group Ltd.	1,200	55,631
	Cameco Corp.	16,728	459,853
	Canaccord Genuity Group, Inc.	23,651	188,705
#	Canacol Energy Ltd.	10,897	80,830
#*	Canada Goose Holdings, Inc.	16,831	330,054
	Canadian Imperial Bank of Commerce	106,537	4,469,050
	Canadian National Railway Co.	32,748	3,905,850
#	Canadian Natural Resources Ltd.	132,850	8,099,855
	Canadian Pacific Kansas City Ltd.	16,832	1,327,035
#	Canadian Tire Corp. Ltd., Class A	16,359	2,144,534
#	Canadian Utilities Ltd., Class A	18,639	538,871
	Canadian Utilities Ltd., Class B	900	26,239
	Canadian Western Bank	35,424	635,349
*	Canfor Corp.	34,557	519,305

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Canfor Pulp Products, Inc.	14,588	$21,319
#*	Canopy Growth Corp.	8,400	10,850
	Capital Power Corp.	27,586	899,138
*	Capstone Copper Corp.	147,815	694,971
#	Cardinal Energy Ltd.	41,298	222,516
	Cargojet, Inc.	1,100	82,732
#	Cascades, Inc.	50,702	413,145
	CCL Industries, Inc., Class B	34,188	1,607,645
*	Celestica, Inc.	40,320	437,657
	Cenovus Energy, Inc.	243,670	4,090,930
	Centerra Gold, Inc.	77,268	522,401
	CES Energy Solutions Corp.	82,567	163,933
*	CGI, Inc.	28,849	2,926,920
	Chesswood Group Ltd.	4,500	28,099
	CI Financial Corp.	65,796	647,835
	Cogeco Communications, Inc.	8,612	417,363
	Cogeco, Inc.	3,107	132,251
	Colliers International Group, Inc.	5,721	609,286
	Computer Modelling Group Ltd.	29,984	156,908
	Constellation Software, Inc.	1,541	3,016,168
*	Converge Technology Solutions Corp.	4,200	10,230
#*	Copper Mountain Mining Corp.	54,534	102,640
	Corby Spirit & Wine Ltd.	3,900	44,790
	Corus Entertainment, Inc., Class B	89,165	93,453
	Crescent Point Energy Corp.	190,158	1,406,517
*	Crew Energy, Inc.	63,989	217,256
#*	Cronos Group, Inc.	42,086	78,701
#*	Denison Mines Corp.	90,674	99,719
*	Descartes Systems Group, Inc.	5,278	417,912
	Dexterra Group, Inc.	13,416	48,124
	Dollarama, Inc.	31,000	1,920,153
	Doman Building Materials Group Ltd.	31,012	140,542
*	Dorel Industries, Inc., Class B	11,212	32,854
	DREAM Unlimited Corp., Class A	13,700	228,426
	Dundee Precious Metals, Inc.	70,644	518,287
	Dye & Durham Ltd.	2,400	25,544
	ECN Capital Corp.	110,542	257,824
	E-L Financial Corp. Ltd.	400	270,879
*	Eldorado Gold Corp.	74,926	827,870
	Element Fleet Management Corp.	192,249	2,514,413
#	Emera, Inc.	21,500	914,843
	Empire Co. Ltd., Class A	48,425	1,300,293
	Enbridge, Inc.	91,757	3,648,271
	Endeavour Mining PLC	64,658	1,664,589
#*	Endeavour Silver Corp.	18,077	70,459
	Enerflex Ltd.	65,384	396,691
*	Energy Fuels, Inc.	27,818	158,098
	Enerplus Corp.	100,929	1,509,260
	Enghouse Systems Ltd.	14,122	388,685
*	Ensign Energy Services, Inc.	47,242	92,402
	EQB, Inc.	10,680	473,756
*	Equinox Gold Corp.	92,170	458,603
*	ERO Copper Corp.	15,478	304,796
	Evertz Technologies Ltd.	9,000	78,784
	Exchange Income Corp.	7,900	304,431
	Exco Technologies Ltd.	11,598	63,004
#	Extendicare, Inc.	32,374	154,600
	Fairfax Financial Holdings Ltd.	4,757	3,324,300
#	Fiera Capital Corp.	22,400	122,842

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Finning International, Inc.	56,844	$1,473,073
	Firm Capital Mortgage Investment Corp.	12,344	101,314
#	First Majestic Silver Corp.	44,202	312,104
#	First National Financial Corp.	5,700	159,071
	First Quantum Minerals Ltd.	115,893	2,815,956
	FirstService Corp.	9,147	1,378,755
*	Fission Uranium Corp.	126,692	58,911
*	Foraco International SA	14,152	18,593
#	Fortis, Inc.	28,985	1,272,704
#*	Fortuna Silver Mines, Inc.	83,472	312,978
	Franco-Nevada Corp.	3,820	579,800
#	Freehold Royalties Ltd.	38,798	422,387
*	Frontera Energy Corp.	5,281	49,970
#*	Galiano Gold, Inc.	42,200	26,164
	Gamehost, Inc.	14,487	96,127
*	GDI Integrated Facility Services, Inc.	2,443	79,375
#	Gear Energy Ltd.	22,923	17,765
	George Weston Ltd.	13,024	1,748,774
	GFL Environmental, Inc.	10,728	389,426
#	Gibson Energy, Inc.	56,959	966,518
	Gildan Activewear, Inc.	45,363	1,477,921
	goeasy Ltd.	6,000	410,924
*	GoGold Resources, Inc.	26,800	35,012
#*	GoldMoney, Inc.	5,600	8,556
*	Gran Tierra Energy, Inc.	171,137	135,156
#	Great-West Lifeco, Inc.	29,226	830,930
	Guardian Capital Group Ltd., Class A	8,800	275,136
*	H2O Innovation, Inc.	6,400	13,699
*	Haivision Systems, Inc.	2,628	7,895
	Headwater Exploration, Inc.	37,946	174,207
*	Heroux-Devtek, Inc.	10,900	103,622
	High Liner Foods, Inc.	9,675	104,045
#	HLS Therapeutics, Inc.	2,000	8,267
#	Home Capital Group, Inc.	19,041	612,050
	Hudbay Minerals, Inc.	106,008	531,272
Ω	Hydro One Ltd.	27,371	801,625
	iA Financial Corp., Inc.	36,578	2,454,372
*	IAMGOLD Corp.	283,787	812,705
	IGM Financial, Inc.	18,680	573,284
*	Imperial Metals Corp.	21,384	27,936
	Imperial Oil Ltd.	43,812	2,231,936
	Information Services Corp.	4,900	81,374
	Innergex Renewable Energy, Inc.	25,029	256,787
	InPlay Oil Corp.	4,700	9,679
	Intact Financial Corp.	18,842	2,850,116
*	Interfor Corp.	29,764	467,050
#*	Invesque, Inc.	10,197	8,667
*	Ivanhoe Mines Ltd., Class A	30,741	266,603
Ω	Jamieson Wellness, Inc.	8,711	215,131
*	K92 Mining, Inc.	22,314	106,065
*	Karora Resources, Inc.	3,454	12,364
	K-Bro Linen, Inc.	1,900	39,393
*	Kelt Exploration Ltd.	71,264	260,366
#	Keyera Corp.	50,589	1,190,373
*	Kinaxis, Inc.	138	18,951
	Kinross Gold Corp.	445,385	2,245,252
*	Knight Therapeutics, Inc.	46,627	154,867
#	KP Tissue, Inc.	2,889	21,686
	Labrador Iron Ore Royalty Corp.	20,388	459,721

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#*	Largo, Inc.	4,970	$23,514
	Lassonde Industries, Inc., Class A	900	64,442
#	Laurentian Bank of Canada	19,430	461,926
	Leon’s Furniture Ltd.	10,815	154,460
#*	Lightspeed Commerce, Inc.	26,878	352,908
	Linamar Corp.	23,732	1,128,052
	Loblaw Cos. Ltd.	20,809	1,957,184
	Logistec Corp., Class B	400	12,134
*	Lucara Diamond Corp.	157,133	60,309
*	Lumine Group, Inc.	4,623	62,272
	Lundin Gold, Inc.	16,300	206,690
	Lundin Mining Corp.	241,406	1,844,154
	Magellan Aerospace Corp.	7,228	38,145
	Magna International, Inc.	88,380	4,609,678
*	Mainstreet Equity Corp.	1,200	115,585
*	Major Drilling Group International, Inc.	36,771	283,616
	Manulife Financial Corp.	131,840	2,603,578
#	Maple Leaf Foods, Inc.	27,900	571,653
*	Marathon Gold Corp.	25,300	16,059
	Martinrea International, Inc.	58,998	616,173
	Medical Facilities Corp.	18,722	118,563
*	MEG Energy Corp.	119,337	1,987,115
	Melcor Developments Ltd.	900	7,692
	Methanex Corp.	23,553	1,054,857
	Metro, Inc.	25,425	1,449,093
	Morguard Corp.	1,200	91,485
	MTY Food Group, Inc.	2,060	89,426
#	Mullen Group Ltd.	46,713	517,520
	National Bank of Canada	69,331	5,169,953
	Neo Performance Materials, Inc.	2,000	13,256
*	New Gold, Inc.	258,942	332,553
	NFI Group, Inc.	9,211	53,776
	North American Construction Group Ltd.	19,257	370,259
	North West Co., Inc.	18,436	540,758
	Northland Power, Inc.	59,941	1,471,482
	Nutrien Ltd.	74,235	5,151,708
*	Nuvei Corp.	3,505	142,478
*	NuVista Energy Ltd.	62,611	543,459
	OceanaGold Corp.	290,546	664,791
	Onex Corp.	22,853	1,052,366
#	Open Text Corp.	61,127	2,315,714
#*	Organigram Holdings, Inc.	21,802	10,922
*	Orla Mining Ltd.	12,879	58,342
	Osisko Gold Royalties Ltd.	35,498	576,939
*	Osisko Mining, Inc.	53,875	153,491
	Pan American Silver Corp.	107,381	1,911,756
	Paramount Resources Ltd., Class A	29,332	694,514
	Parex Resources, Inc.	58,296	1,183,690
	Park Lawn Corp.	6,892	134,142
	Parkland Corp.	54,850	1,293,470
	Pason Systems, Inc.	16,655	145,056
	Pembina Pipeline Corp.	45,054	1,483,320
*	Perpetua Resources Corp.	5,688	27,359
#	Peyto Exploration & Development Corp.	70,023	637,771
	PHX Energy Services Corp.	16,900	84,322
*	Pieridae Energy Ltd.	11,800	4,442
#	Pine Cliff Energy Ltd.	37,500	37,089
#	Pipestone Energy Corp.	3,700	6,827
	Pizza Pizza Royalty Corp.	11,300	116,015

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Polaris Renewable Energy, Inc.	7,100	$70,012
	Pollard Banknote Ltd.	3,783	66,873
	PrairieSky Royalty Ltd.	74,675	1,178,397
*	Precision Drilling Corp.	6,009	299,328
	Premium Brands Holdings Corp.	8,728	655,220
	Primo Water Corp.	43,843	665,973
	Quarterhill, Inc.	54,482	53,885
	Quebecor, Inc., Class B	32,277	833,101
#*	Real Matters, Inc.	10,018	37,562
#	Restaurant Brands International, Inc.	31,229	2,189,534
*	RF Capital Group, Inc.	1,521	12,457
	Richelieu Hardware Ltd.	15,300	460,067
#	Ritchie Bros Auctioneers, Inc.	19,289	1,103,255
	Rogers Communications, Inc.,Class B	47,675	2,355,028
	Rogers Sugar, Inc.	35,987	166,541
	Royal Bank of Canada	179,404	17,814,186
	Russel Metals, Inc.	21,780	554,607
	Sandstorm Gold Ltd.	32,228	185,302
	Saputo, Inc.	17,844	462,020
#	Savaria Corp.	4,000	49,068
*	Seabridge Gold, Inc.	6,846	96,004
	Secure Energy Services, Inc.	66,658	310,449
*	ShawCor Ltd.	28,481	256,462
*	Shopify, Inc., Class A	7,224	350,003
#	Sienna Senior Living, Inc.	10,596	85,247
Ω	Sleep Country Canada Holdings, Inc.	15,500	268,963
	SNC-Lavalin Group, Inc.	42,949	989,046
*	SNDL, Inc.	5,618	8,371
	Spartan Delta Corp.	9,557	108,419
Ω	Spin Master Corp.	10,205	290,366
	Sprott, Inc.	1,989	71,539
	SSR Mining, Inc.	93,055	1,332,448
	Stantec, Inc.	25,057	1,505,462
	Stelco Holdings, Inc.	8,325	290,885
	Stella-Jones, Inc.	15,785	617,722
#*Ω	STEP Energy Services Ltd.	5,700	14,010
#	Sun Life Financial, Inc.	51,983	2,551,326
#	Suncor Energy, Inc.	194,638	6,095,757
*	SunOpta, Inc.	11,062	93,650
#	Superior Plus Corp.	37,448	277,782
	Surge Energy, Inc.	8,572	55,490
#	Tamarack Valley Energy Ltd.	101,513	280,222
#*	Taseko Mines Ltd.	90,127	148,343
	TC Energy Corp.	24,442	1,015,479
	Teck Resources Ltd., Class A	700	54,394
	Teck Resources Ltd.,Class B	145,632	6,785,725
	TELUS Corp.	7,002	148,428
	TELUS Corp.	7,243	153,539
#*	TELUS International CDA, Inc.	9,771	194,052
	TerraVest Industries, Inc.	600	11,935
	TFI International, Inc.	17,334	1,868,260
#	Thomson Reuters Corp.	3,333	438,323
	Tidewater Midstream & Infrastructure Ltd.	119,343	80,158
	Timbercreek Financial Corp.	29,944	174,159
	TMX Group Ltd.	5,875	595,023
*	Torex Gold Resources, Inc.	36,072	591,859
	Toromont Industries Ltd.	19,573	1,581,616
	Toronto-Dominion Bank	99,181	6,012,802
	Total Energy Services, Inc.	20,525	121,346

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#*	Touchstone Exploration, Inc.	17,050	$13,214
	Tourmaline Oil Corp.	75,754	3,403,437
	TransAlta Corp.	139,583	1,244,538
	TransAlta Renewables, Inc.	24,408	227,893
	Transcontinental, Inc., Class A	33,308	358,685
	Trican Well Service Ltd.	112,926	264,218
	Tricon Residential, Inc.	43,547	349,057
	Triple Flag Precious Metals Corp.	4,407	71,445
*	Trisura Group Ltd.	6,985	161,471
*	Uni-Select, Inc.	11,713	402,349
	Vermilion Energy, Inc.	58,946	746,374
	VersaBank	2,000	14,644
*	Viemed Healthcare, Inc.	3,105	33,689
*	Village Farms International, Inc.	3,103	2,389
	Wajax Corp.	14,444	256,396
	Waste Connections, Inc.	9,096	1,265,547
*	Wesdome Gold Mines Ltd.	50,400	315,081
	West Fraser Timber Co. Ltd.	27,678	2,002,311
	Western Forest Products, Inc.	171,285	131,481
	Westshore Terminals Investment Corp.	13,432	273,825
#	Wheaton Precious Metals Corp.	14,399	711,023
	Whitecap Resources, Inc.	222,473	1,753,705
#*	WildBrain Ltd.	32,791	49,373
	Winpak Ltd.	10,327	344,449
	WSP Global, Inc.	9,751	1,286,915
*	Xtract One Technologies, Inc.	23,000	15,109
*	Yangarra Resources Ltd.	39,182	52,634
	Yellow Pages Ltd.	5,112	49,050

TOTAL CANADA			270,716,512

CHILE — (0.1%)
	Aguas Andinas SA, Class A	419,596	126,827
	Banco de Chile	1,251,258	133,225
#	Banco de Chile, ADR	7,195	152,530
	Banco de Credito e Inversiones SA	5,956	179,658
	Banco Itau Chile SA, ADR	1,709	5,845
	Banco Itau Chile SA	40,249,941	90,746
	Banco Santander Chile, ADR	4,114	78,783
	Banco Santander Chile	2,665,580	127,459
	Besalco SA	160,822	80,402
	CAP SA	23,985	167,903
	Cencosud SA	257,797	525,334
	Cencosud Shopping SA	53,838	85,367
	Cia Cervecerias Unidas SA	18,409	150,282
	Cia Sud Americana de Vapores SA	3,563,157	364,106
	Colbun SA	1,402,643	196,361
	Embotelladora Andina SA, ADR, Class B	2,841	42,956
	Empresa Nacional de Telecomunicaciones SA	57,647	239,800
	Empresas CMPC SA	238,688	374,036
	Empresas COPEC SA	25,530	177,643
	Enel Americas SA	1,224,078	166,799
	Enel Chile SA	1,915,343	109,143
*	Engie Energia Chile SA	105,813	81,898
	Falabella SA	57,936	124,233
	Forus SA	8,525	15,366
	Grupo Security SA	553,553	116,580
	Hortifrut SA	23,722	37,512
	Inversiones Aguas Metropolitanas SA	170,860	118,528
	Inversiones La Construccion SA	13,361	84,411

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Multiexport Foods SA	25,298	$7,114
	Parque Arauco SA	94,350	133,709
	PAZ Corp. SA	29,524	16,184
	Plaza SA	50,630	64,914
	Ripley Corp. SA	328,431	66,642
	Salfacorp SA	210,901	85,614
	Sigdo Koppers SA	12,552	17,726
	SMU SA	547,535	95,636
	Sociedad Matriz SAAM SA	1,580,635	161,167
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	7,477	504,548
	SONDA SA	190,611	97,491
	Vina Concha y Toro SA	73,365	87,266

TOTAL CHILE			5,491,744

CHINA — (8.1%)
	360 Security Technology, Inc., Class A	46,400	107,219
*	361 Degrees International Ltd.	364,000	205,623
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	47,700	211,796
Ω	3SBio, Inc.	439,500	440,362
	5I5J Holding Group Co. Ltd., Class A	67,400	30,530
*††	A Metaverse Co.	122,000	451
*	AAC Technologies Holdings, Inc.	282,000	596,198
Ω	AAG Energy Holdings Ltd.	70,000	14,666
	Accelink Technologies Co. Ltd., Class A	10,710	37,089
	ADAMA Ltd., Class A	18,100	22,363
	Addsino Co. Ltd., Class A	23,600	34,601
*	Advanced Technology & Materials Co. Ltd., Class A	24,500	31,105
	AECC Aero-Engine Control Co. Ltd., Class A	13,600	46,881
	AECC Aviation Power Co. Ltd., Class A	10,300	65,233
	Aerospace Hi-Tech Holdings Group Ltd., Class A	17,000	23,847
#*	Agile Group Holdings Ltd.	518,000	105,392
*	Agora, Inc., ADR	8,389	28,103
	Agricultural Bank of China Ltd., Class H	3,201,000	1,237,610
	Aier Eye Hospital Group Co. Ltd., Class A	26,559	113,068
*	Air China Ltd., Class H	70,000	61,962
	Aisino Corp., Class A	40,611	85,418
	Ajisen China Holdings Ltd.	255,000	31,898
Ω	Ak Medical Holdings Ltd.	58,000	77,950
*	Alibaba Group Holding Ltd., Sponsored ADR	44,024	3,728,393
*	Alibaba Group Holding Ltd.	1,099,900	11,629,927
#*	Alibaba Health Information Technology Ltd.	222,000	160,020
*	Alibaba Pictures Group Ltd.	4,510,000	287,002
Ω	A-Living Smart City Services Co. Ltd.	281,000	225,681
	All Winner Technology Co. Ltd., Class A	7,600	29,059
*Ω	Alliance International Education Leasing Holdings Ltd.	90,000	63,283
	Allmed Medical Products Co. Ltd., Class A	9,000	14,907
	Aluminum Corp. of China Ltd., Class H	1,254,000	744,952
*	Amlogic Shanghai Co. Ltd., Class A	2,956	35,779
	Amoy Diagnostics Co. Ltd., Class A	6,120	24,885
*	An Hui Wenergy Co. Ltd., Class A	26,300	20,665
	Angang Steel Co. Ltd., Class H	696,800	231,469
	Angel Yeast Co. Ltd., Class A	12,172	70,399
	Anhui Anke Biotechnology Group Co. Ltd., Class A	34,916	55,724
	Anhui Conch Cement Co. Ltd., Class H	260,000	820,955
	Anhui Construction Engineering Group Co. Ltd., Class A	62,100	56,595
	Anhui Expressway Co. Ltd., Class H	114,000	116,140
	Anhui Guangxin Agrochemical Co. Ltd., Class A	19,740	83,309
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	29,900	40,278
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	12,740	59,313

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	53,200	$40,371
	Anhui Jinhe Industrial Co. Ltd., Class A	10,500	39,160
	Anhui Korrun Co. Ltd., Class A	2,300	5,465
	Anhui Kouzi Distillery Co. Ltd., Class A	9,700	84,404
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd., Class A	19,122	17,998
*	Anhui Tatfook Technology Co. Ltd., Class A	11,800	15,573
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	10,000	16,733
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	34,600	35,692
	Anhui Xinhua Media Co. Ltd., Class A	19,800	22,659
	Anhui Yingjia Distillery Co. Ltd., Class A	7,000	64,796
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	24,000	40,530
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	1,302	50,856
	Anjoy Foods Group Co. Ltd., Class A	1,500	36,872
	Anker Innovations Technology Co. Ltd., Class A	4,700	49,791
	ANTA Sports Products Ltd.	169,000	2,100,031
*Ω	Antengene Corp. Ltd.	37,000	12,779
*	Anton Oilfield Services Group	980,000	57,018
	Aoshikang Technology Co. Ltd., Class A	9,200	53,448
*	Aotecar New Energy Technology Co. Ltd., Class A	74,400	27,766
*	Aowei Holdings Ltd.	114,000	9,995
*††	Aoyuan Healthy Life Group Co. Ltd.	14,000	622
	Apeloa Pharmaceutical Co. Ltd., Class A	26,100	77,956
	ApicHope Pharmaceutical Co. Ltd., Class A	4,112	28,515
	APT Satellite Holdings Ltd.	134,750	43,482
#*Ω	Archosaur Games, Inc.	71,000	45,140
*Ω	Ascletis Pharma, Inc.	139,000	45,174
*	Asia -Potash International Investment Guangzhou Co. Ltd., Class A	12,500	44,085
	Asia Cement China Holdings Corp.	255,500	112,107
Ω	AsiaInfo Technologies Ltd.	56,000	102,515
	Asymchem Laboratories Tianjin Co. Ltd., Class A	4,420	80,841
#*	AustAsia Group Ltd.	57,980	23,657
	Autobio Diagnostics Co. Ltd., Class A	10,420	86,173
	Avary Holding Shenzhen Co. Ltd., Class A	18,000	68,031
	AVIC Industry-Finance Holdings Co. Ltd., Class A	109,100	60,262
	AviChina Industry & Technology Co. Ltd., Class H	779,000	421,059
	AVICOPTER PLC, Class A	4,300	26,433
	Bafang Electric Suzhou Co. Ltd., Class A	2,000	25,790
Ω	BAIC Motor Corp. Ltd., Class H	710,500	199,963
*	Baidu, Inc., Sponsored ADR	12,565	1,515,465
*	Baidu, Inc., Class A	35,600	535,848
Ω	BAIOO Family Interactive Ltd.	416,000	22,616
	Bank of Beijing Co. Ltd., Class A	130,000	89,034
	Bank of Changsha Co. Ltd., Class A	60,500	71,600
	Bank of Chengdu Co. Ltd., Class A	68,000	135,172
	Bank of China Ltd., Class H	6,545,000	2,613,798
	Bank of Chongqing Co. Ltd., Class H	235,000	133,360
	Bank of Communications Co. Ltd., Class H	1,155,000	746,015
	Bank of Guiyang Co. Ltd., Class A	89,300	72,915
	Bank of Hangzhou Co. Ltd., Class A	60,000	108,902
	Bank of Jiangsu Co. Ltd., Class A	192,400	214,413
	Bank of Nanjing Co. Ltd., Class A	100,600	136,879
	Bank of Ningbo Co. Ltd., Class A	74,470	294,887
	Bank of Shanghai Co. Ltd., Class A	89,793	81,464
	Bank of Suzhou Co. Ltd., Class A	109,074	118,492
*	Bank of Tianjin Co. Ltd., Class H	42,500	10,132
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	189,969	26,169
	Baoshan Iron & Steel Co. Ltd., Class A	215,300	200,451
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	38,000	26,761
*	Baoye Group Co. Ltd., Class H	78,000	41,668

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*	Baozun, Inc., Sponsored ADR	10,967	$50,777
*	Baozun, Inc., Class A	21,700	33,107
	BBMG Corp., Class H	767,000	98,943
	Bear Electric Appliance Co. Ltd., Class A	5,300	64,573
	Befar Group Co. Ltd., Class A	48,200	35,078
	Beibuwan Port Co. Ltd., Class A	26,100	32,323
*	BeiGene Ltd.	24,200	474,900
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	10,600	17,237
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	5,980	37,701
	Beijing Capital Development Co. Ltd., Class A	50,627	32,719
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	167,830	72,792
*	Beijing Capital International Airport Co. Ltd., Class H	724,000	564,030
	Beijing Career International Co. Ltd., Class A	6,500	38,233
	Beijing Certificate Authority Co. Ltd., Class A	4,950	23,628
*	Beijing Compass Technology Development Co. Ltd., Class A	2,900	20,889
	Beijing Ctrowell Technology Corp. Ltd., Class A	13,800	18,775
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	40,600	41,488
	Beijing Dahao Technology Corp. Ltd., Class A	9,200	19,628
	Beijing Easpring Material Technology Co. Ltd., Class A	3,600	27,911
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	6,300	30,984
*	Beijing Energy International Holding Co. Ltd.	1,960,000	48,632
	Beijing Enlight Media Co. Ltd., Class A	24,998	36,937
	Beijing Enterprises Holdings Ltd.	196,000	813,398
	Beijing Enterprises Water Group Ltd.	1,766,000	448,451
*††	Beijing Gas Blue Sky Holdings Ltd.	2,136,000	27,101
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	29,168	41,620
	Beijing Haixin Energy Technology Co. Ltd., Class A	58,600	30,673
*	Beijing Health Holdings Ltd.	1,836,000	16,835
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	763	29,429
*	Beijing Jetsen Technology Co. Ltd., Class A	70,230	70,755
	Beijing Jingneng Clean Energy Co. Ltd., Class H	466,000	114,326
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	11,700	10,137
	Beijing Jingyuntong Technology Co. Ltd., Class A	41,400	37,698
	Beijing Kingsoft Office Software, Inc., Class A	641	40,839
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	2,500	13,016
	Beijing New Building Materials PLC, Class A	25,875	99,112
	Beijing North Star Co. Ltd., Class H	286,000	32,805
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	64,300	18,029
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	27,900	46,210
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	16,200	69,453
	Beijing Originwater Technology Co. Ltd., Class A	57,219	45,218
*	Beijing Philisense Technology Co. Ltd., Class A	26,700	14,365
	Beijing Roborock Technology Co. Ltd., Class A	1,282	56,198
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	7,500	19,034
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	10,800	17,276
	Beijing Shougang Co. Ltd., Class A	79,700	42,606
	Beijing Shunxin Agriculture Co. Ltd., Class A	11,200	56,039
	Beijing Sinnet Technology Co. Ltd., Class A	35,300	62,879
	Beijing SL Pharmaceutical Co. Ltd., Class A	24,950	34,260
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	23,273	18,839
	Beijing SuperMap Software Co. Ltd., Class A	6,600	20,254
*	Beijing Thunisoft Corp. Ltd., Class A	19,159	24,886
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	76,000	155,295
	Beijing Tongrentang Co. Ltd., Class A	12,346	103,773
	Beijing Ultrapower Software Co. Ltd., Class A	22,000	43,707
	Beijing United Information Technology Co. Ltd., Class A	2,755	23,943
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	98,000	31,909

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	2,800	$42,470
*	Beijing Watertek Information Technology Co. Ltd., Class A	36,800	16,755
	Beijing Yanjing Brewery Co. Ltd., Class A	43,400	82,106
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,700	48,119
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	18,975	32,576
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	143,100	112,299
	Beken Corp., Class A	4,600	19,524
*	Berry Genomics Co. Ltd., Class A	6,400	11,722
	Best Pacific International Holdings Ltd., Class H	180,000	25,482
	Bestsun Energy Co. Ltd., Class A	42,700	26,401
	Betta Pharmaceuticals Co. Ltd., Class A	3,400	33,476
	BGI Genomics Co. Ltd., Class A	5,900	52,931
	Biem.L.Fdlkk Garment Co. Ltd., Class A	11,700	60,919
*	Bilibili, Inc., Class Z	11,140	226,623
	Binjiang Service Group Co. Ltd.	23,500	71,889
	Black Peony Group Co. Ltd., Class A	20,300	19,589
	Bloomage Biotechnology Corp. Ltd., Class A	1,060	15,238
*	Blue Sail Medical Co. Ltd., Class A	35,300	38,903
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	57,800	109,307
Ω	BOC Aviation Ltd.	83,000	657,855
	BOC International China Co. Ltd., Class A	28,400	44,116
	BOE Technology Group Co. Ltd., Class A	400,300	232,621
	BOE Varitronix Ltd.	107,000	175,008
*	Bohai Leasing Co. Ltd., Class A	144,400	45,915
	Bosideng International Holdings Ltd.	1,094,000	539,536
	Bright Dairy & Food Co. Ltd., Class A	22,800	35,597
	Bright Real Estate Group Co. Ltd., Class A	44,700	14,359
	BrightGene Bio-Medical Technology Co. Ltd., Class A	3,634	12,631
††	Brilliance China Automotive Holdings Ltd.	1,032,000	433,814
	B-Soft Co. Ltd., Class A	20,455	25,424
	BTG Hotels Group Co. Ltd., Class A	21,200	66,351
#*	Burning Rock Biotech Ltd., ADR	11,053	34,375
	BYD Co. Ltd., Class H	46,500	1,410,170
	BYD Electronic International Co. Ltd.	289,000	876,461
	By-health Co. Ltd., Class A	22,300	76,884
	C C Land Holdings Ltd.	715,499	149,616
	C&D International Investment Group Ltd.	138,595	426,821
	C&S Paper Co. Ltd., Class A	29,600	50,400
	Cabbeen Fashion Ltd.	101,000	12,089
	Caitong Securities Co. Ltd., Class A	46,670	52,372
	Camel Group Co. Ltd., Class A	41,308	56,964
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	30,400	19,375
	Canmax Technologies Co. Ltd., Class A	5,400	37,997
	Canny Elevator Co. Ltd., Class A	13,800	16,968
#Ω	CanSino Biologics, Inc., Class H	29,400	139,337
	Canvest Environmental Protection Group Co. Ltd.	166,000	87,419
*	Capital Environment Holdings Ltd.	1,420,000	25,302
	Carrianna Group Holdings Co. Ltd.	214,000	11,605
	Castech, Inc., Class A	7,500	29,081
	CCS Supply Chain Management Co. Ltd., Class A	10,500	9,137
	CECEP Guozhen Environmental Protection Technology Co. Ltd., Class A	18,700	19,047
	CECEP Solar Energy Co. Ltd., Class A	68,300	68,747
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	52,800	19,916
	CECEP Wind-Power Corp., Class A	120,120	66,337
	Central China Management Co. Ltd.	355,000	22,225
	Central China New Life Ltd.	97,000	33,489
	Central China Real Estate Ltd.	15,615	385
	Central China Securities Co. Ltd., Class H	361,000	57,123
	CETC Cyberspace Security Technology Co. Ltd., Class A	4,200	19,743

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	CETC Digital Technology Co. Ltd., Class A	13,780	$47,398
	CGN New Energy Holdings Co. Ltd.	866,000	274,603
	CGN Nuclear Technology Development Co. Ltd., Class A	22,700	25,011
Ω	CGN Power Co. Ltd., Class H	841,000	222,077
	Changchun Faway Automobile Components Co. Ltd., Class A	14,500	17,002
	Changchun High & New Technology Industry Group, Inc., Class A	2,600	61,266
	Changjiang Securities Co. Ltd., Class A	53,700	44,023
#*Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	6,000	2,652
	Changzhou Tronly New Electronic Materials Co. Ltd., Class A	11,300	14,022
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	1,200	19,001
	Chaowei Power Holdings Ltd.	302,000	63,749
	Chaozhou Three-Circle Group Co. Ltd., Class A	23,500	102,796
*	Cheetah Mobile, Inc., ADR	320	700
*	ChemPartner PharmaTech Co. Ltd., Class A	9,500	11,906
*	Cheng De Lolo Co. Ltd., Class A	17,700	23,087
	Chengdu ALD Aviation Manufacturing Corp., Class A	4,100	14,113
	Chengdu CORPRO Technology Co. Ltd., Class A	9,000	30,183
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	16,900	34,545
	Chengdu Galaxy Magnets Co. Ltd., Class A	7,100	16,682
	Chengdu Hongqi Chain Co. Ltd., Class A	29,400	26,505
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	3,300	7,957
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	10,752	28,746
	Chengdu Kanghua Biological Products Co. Ltd., Class A	2,550	31,786
	Chengdu Wintrue Holding Co. Ltd., Class A	23,000	34,334
	Chengdu Xingrong Environment Co. Ltd., Class A	33,500	25,273
	Chengtun Mining Group Co. Ltd., Class A	61,400	46,584
	Chengxin Lithium Group Co. Ltd., Class A	16,900	77,660
*	Chengzhi Co. Ltd., Class A	20,300	24,155
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	32,657	78,416
	China Aerospace International Holdings Ltd.	690,000	36,524
	China Aircraft Leasing Group Holdings Ltd.	85,000	53,327
	China Automotive Engineering Research Institute Co. Ltd., Class A	8,000	25,769
	China BlueChemical Ltd., Class H	924,000	244,241
Ω	China Bohai Bank Co. Ltd., Class H	126,000	20,893
#*	China Boton Group Co. Ltd.	130,000	47,227
	China CAMC Engineering Co. Ltd., Class A	30,400	61,903
	China Chengtong Development Group Ltd.	782,000	11,008
	China Cinda Asset Management Co. Ltd., Class H	3,007,000	357,684
	China CITIC Bank Corp. Ltd., Class H	1,089,000	589,111
	China Coal Energy Co. Ltd., Class H	804,000	690,805
	China Communications Services Corp. Ltd., Class H	916,000	501,935
*	China Conch Environment Protection Holdings Ltd.	533,000	166,294
	China Conch Venture Holdings Ltd.	428,000	682,885
	China Construction Bank Corp., Class H	11,532,000	7,709,442
	China CSSC Holdings Ltd., Class A	14,000	52,517
*	China CYTS Tours Holding Co. Ltd., Class A	8,700	17,849
	China Datang Corp. Renewable Power Co. Ltd., Class H	519,000	201,553
*	China Daye Non-Ferrous Metals Mining Ltd.	1,212,000	10,218
	China Design Group Co. Ltd., Class A	19,400	26,722
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	326,000	45,758
*††	China Dili Group	715,599	22,563
*	China Display Optoelectronics Technology Holdings Ltd.	400,000	19,394
	China Dongxiang Group Co. Ltd.	1,499,000	59,512
#Ω	China East Education Holdings Ltd.	169,000	84,609
*	China Eastern Airlines Corp. Ltd., Class H	500,000	196,592
	China Education Group Holdings Ltd.	303,000	269,770
	China Electronics Huada Technology Co. Ltd.	276,000	40,237
	China Electronics Optics Valley Union Holding Co. Ltd.	824,000	37,315
	China Energy Engineering Corp. Ltd., Class A	439,823	172,269

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Energy Engineering Corp. Ltd., Class H	608,000	$91,677
	China Enterprise Co. Ltd., Class A	69,300	27,351
	China Everbright Bank Co. Ltd., Class H	849,000	271,901
	China Everbright Environment Group Ltd.	920,111	390,609
Ω	China Everbright Greentech Ltd.	282,000	54,399
	China Everbright Ltd.	398,000	285,872
	China Everbright Water Ltd.	52,712	8,900
Ω	China Feihe Ltd.	1,048,000	707,702
	China Film Co. Ltd., Class A	31,441	73,416
*††	China Financial Services Holdings Ltd.	19,600	1,860
	China Foods Ltd.	438,000	160,886
	China Galaxy Securities Co. Ltd., Class H	954,500	518,437
	China Gas Holdings Ltd.	1,060,200	1,363,915
	China Glass Holdings Ltd.	312,000	40,343
	China Gold International Resources Corp. Ltd.	94,140	473,879
*	China Grand Automotive Services Group Co. Ltd., Class A	77,200	23,658
	China Great Wall Securities Co. Ltd., Class A	28,400	35,869
	China Greatwall Technology Group Co. Ltd., Class A	28,100	47,118
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	32,600	54,971
*	China Greenland Broad Greenstate Group Co. Ltd.	160,000	3,649
	China Hanking Holdings Ltd.	274,000	27,602
*	China Harmony Auto Holding Ltd.	382,500	43,092
	China Harzone Industry Corp. Ltd., Class A	14,500	16,600
*	China High Speed Railway Technology Co. Ltd., Class A	90,100	30,853
*	China High Speed Transmission Equipment Group Co. Ltd.	167,000	61,036
	China Hongqiao Group Ltd.	846,000	833,290
#††	China Huiyuan Juice Group Ltd.	269,535	12,039
Ω	China International Capital Corp. Ltd., Class H	241,600	507,665
	China International Marine Containers Group Co. Ltd., Class H	326,700	211,124
	China Isotope & Radiation Corp.	8,000	17,230
	China Jinmao Holdings Group Ltd.	2,159,248	403,394
	China Jushi Co. Ltd., Class A	66,065	139,287
	China Kepei Education Group Ltd.	110,000	36,159
	China Kings Resources Group Co. Ltd., Class A	11,733	60,698
	China Lesso Group Holdings Ltd.	565,000	488,456
	China Life Insurance Co. Ltd., Class H	315,000	605,164
	China Lilang Ltd.	281,000	152,647
*Ω	China Literature Ltd.	95,800	442,604
	China Longyuan Power Group Corp. Ltd., Class H	363,000	380,956
*††	China Maple Leaf Educational Systems Ltd.	350,000	2,987
	China Medical System Holdings Ltd.	746,000	1,238,449
	China Meheco Co. Ltd., Class A	20,340	41,839
	China Meidong Auto Holdings Ltd.	226,000	350,708
	China Mengniu Dairy Co. Ltd.	227,000	916,301
	China Merchants Bank Co. Ltd., Class H	620,500	2,995,230
	China Merchants Energy Shipping Co. Ltd., Class A	87,720	84,119
	China Merchants Land Ltd.	654,000	40,391
	China Merchants Port Holdings Co. Ltd.	576,305	855,134
	China Merchants Property Operation & Service Co. Ltd., Class A	23,100	51,803
Ω	China Merchants Securities Co. Ltd., Class H	66,220	67,219
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	24,700	48,725
	China Minsheng Banking Corp. Ltd., Class H	958,900	352,247
	China Modern Dairy Holdings Ltd.	922,000	114,294
	China National Accord Medicines Corp. Ltd., Class A	10,100	94,852
	China National Building Material Co. Ltd., Class H	1,810,350	1,358,323
	China National Medicines Corp. Ltd., Class A	23,300	139,126
	China National Nuclear Power Co. Ltd., Class A	285,772	285,155
Ω	China New Higher Education Group Ltd.	239,000	83,152

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co.
	Ltd., Class A	57,900	$44,092
	China Nonferrous Mining Corp. Ltd.	2,000	1,024
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	20,900	76,127
*	China Oil & Gas Group Ltd.	2,268,000	75,226
	China Oilfield Services Ltd., Class H	684,000	804,537
	China Oriental Group Co. Ltd.	540,000	86,916
	China Overseas Grand Oceans Group Ltd.	832,283	481,729
	China Overseas Land & Investment Ltd.	820,500	2,080,905
	China Overseas Property Holdings Ltd.	560,000	621,880
	China Pacific Insurance Group Co. Ltd., Class H	498,600	1,489,334
	China Petroleum & Chemical Corp., Class H	4,012,000	2,629,525
	China Power International Development Ltd.	1,000,999	379,978
*††	China Properties Group Ltd.	81,000	803
	China Publishing & Media Co. Ltd., Class A	24,900	35,883
	China Railway Group Ltd., Class H	995,000	764,995
	China Railway Hi-tech Industry Co. Ltd., Class A	34,600	53,148
Ω	China Railway Signal & Communication Corp. Ltd., Class H	549,000	257,820
	China Railway Tielong Container Logistics Co. Ltd., Class A	36,500	32,927
*	China Rare Earth Holdings Ltd.	768,399	46,617
*	China Rare Earth Resources & Technology Co. Ltd., Class A	2,900	14,183
	China Reinsurance Group Corp., Class H	911,000	69,792
#Ω	China Renaissance Holdings Ltd.	28,000	25,932
	China Resources Beer Holdings Co. Ltd.	189,807	1,466,216
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	8,500	46,637
	China Resources Cement Holdings Ltd.	1,088,000	492,563
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	24,200	72,673
	China Resources Gas Group Ltd.	400,000	1,262,535
	China Resources Land Ltd.	656,000	3,054,831
	China Resources Medical Holdings Co. Ltd.	337,000	314,699
	China Resources Microelectronics Ltd., Class A	3,619	29,991
Ω	China Resources Mixc Lifestyle Services Ltd.	43,400	230,090
Ω	China Resources Pharmaceutical Group Ltd.	574,500	570,686
	China Resources Power Holdings Co. Ltd.	344,690	750,468
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	12,780	108,883
	China Risun Group Ltd.	387,000	181,156
#*	China Ruyi Holdings Ltd.	1,744,000	424,535
	China Sanjiang Fine Chemicals Co. Ltd.	461,000	101,322
	China Science Publishing & Media Ltd., Class A	10,400	62,434
#*	China Shanshui Cement Group Ltd.	204,000	30,143
*Ω	China Shengmu Organic Milk Ltd.	1,189,000	46,974
	China Shenhua Energy Co. Ltd., Class H	765,500	2,542,644
	China Shineway Pharmaceutical Group Ltd.	147,000	153,562
#*	China Shuifa Singyes Energy Holdings Ltd.	342,000	30,621
*	China Silver Group Ltd.	554,000	29,695
*	China South City Holdings Ltd.	1,600,000	104,186
	China South Publishing & Media Group Co. Ltd., Class A	45,700	91,402
*	China Southern Airlines Co. Ltd., Class H	262,000	183,516
	China Starch Holdings Ltd.	410,000	10,161
	China State Construction Development Holdings Ltd.	122,000	42,765
	China State Construction Engineering Corp. Ltd., Class A	270,029	256,492
	China State Construction International Holdings Ltd.	432,000	537,106
	China Sunshine Paper Holdings Co. Ltd.	260,000	90,754
	China Suntien Green Energy Corp. Ltd., Class H	395,000	173,041
	China Taiping Insurance Holdings Co. Ltd.	613,000	704,124
	China Testing & Certification International Group Co. Ltd., Class A	13,944	23,829
*	China Tianrui Group Cement Co. Ltd.	28,000	20,547
	China Tianying, Inc., Class A	79,700	53,341
	China Tourism Group Duty Free Corp. Ltd., Class A	4,100	95,656

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	China Tower Corp. Ltd., Class H	12,556,000	$1,602,438
	China Traditional Chinese Medicine Holdings Co. Ltd.	1,066,000	582,737
*	China TransInfo Technology Co. Ltd., Class A	42,800	89,973
*	China Travel International Investment Hong Kong Ltd.	966,000	206,137
	China Tungsten & Hightech Materials Co. Ltd., Class A	10,500	20,186
	China Vanke Co. Ltd., Class H	353,784	553,068
*††	China Vered Financial Holding Corp. Ltd.	2,070,000	2,822
	China Water Affairs Group Ltd.	244,000	195,569
	China West Construction Group Co. Ltd., Class A	32,100	41,942
*††	China Wood Optimization Holding Ltd.	56,000	1,204
	China World Trade Center Co. Ltd., Class A	20,600	55,199
Ω	China Xinhua Education Group Ltd.	71,000	7,347
	China XLX Fertiliser Ltd.	218,000	104,726
	China Yangtze Power Co. Ltd., Class A	66,200	209,291
	China Yongda Automobiles Services Holdings Ltd.	332,000	223,273
*Ω	China Yuhua Education Corp. Ltd.	554,000	91,542
*	China ZhengTong Auto Services Holdings Ltd.	349,500	27,295
	China Zhenhua Group Science & Technology Co. Ltd., Class A	5,000	64,969
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	40,900	16,487
	China Zhongwang Holdings Ltd.	809,600	32,489
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	14,800	19,579
	Chinasoft International Ltd.	758,000	505,315
*	Chindata Group Holdings Ltd., ADR	34,924	220,370
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	38,900	100,391
	Chongqing Brewery Co. Ltd., Class A	2,500	37,686
	Chongqing Changan Automobile Co. Ltd., Class A	32,594	56,222
	Chongqing Department Store Co. Ltd., Class A	11,000	46,982
*	Chongqing Dima Industry Co. Ltd., Class A	47,700	12,335
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	19,521	50,056
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	8,200	30,552
*	Chongqing Iron & Steel Co. Ltd., Class H	124,000	14,101
	Chongqing Machinery & Electric Co. Ltd., Class H	482,000	39,415
	Chongqing Rural Commercial Bank Co. Ltd., Class H	935,000	361,405
	Chongqing Zaisheng Technology Corp. Ltd., Class A	15,540	10,036
	Chongqing Zhifei Biological Products Co. Ltd., Class A	8,300	97,702
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	39,000	36,380
	Chow Tai Seng Jewellery Co. Ltd., Class A	24,900	60,907
	Chu Kong Shipping Enterprises Group Co. Ltd.	160,000	20,225
	CIFI Ever Sunshine Services Group Ltd.	240,000	93,253
	CIMC Enric Holdings Ltd.	294,000	270,797
	Cinda Real Estate Co. Ltd., Class A	61,100	39,611
	Cisen Pharmaceutical Co. Ltd., Class A	14,900	34,731
	CITIC Ltd.	771,000	967,829
	CITIC Press Corp., Class A	5,300	25,073
	CITIC Resources Holdings Ltd.	1,542,000	92,606
	CITIC Securities Co. Ltd., Class H	260,475	548,456
*	Citychamp Watch & Jewellery Group Ltd.	516,000	77,619
*	CMGE Technology Group Ltd.	138,000	44,693
	CMOC Group Ltd., Class H	741,000	454,249
	CMST Development Co. Ltd., Class A	63,900	55,892
*	CNFinance Holdings Ltd., ADR	6,181	16,346
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	65,975	60,184
	CNOOC Energy Technology & Services Ltd., Class A	53,200	28,417
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	25,000	50,674
	COFCO Biotechnology Co. Ltd., Class A	60,100	68,536
	COFCO Joycome Foods Ltd.	837,000	216,055
	COFCO Sugar Holding Co. Ltd., Class A	34,300	43,164
	Comba Telecom Systems Holdings Ltd.	652,000	127,599

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Concord New Energy Group Ltd.	2,470,000	$220,620
*	Confidence Intelligence Holdings Ltd.	12,000	36,141
	Consun Pharmaceutical Group Ltd.	207,000	134,572
	Contemporary Amperex Technology Co. Ltd., Class A	21,060	704,722
*	Continental Aerospace Technologies Holding Ltd.	1,270,866	14,613
	COSCO SHIPPING Development Co. Ltd., Class H	1,204,000	161,498
*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	318,000	326,897
	COSCO SHIPPING Holdings Co. Ltd., Class H	1,145,300	1,330,288
	COSCO SHIPPING International Hong Kong Co. Ltd.	224,000	71,375
	COSCO SHIPPING Ports Ltd.	805,617	530,093
	Country Garden Holdings Co. Ltd.	2,858,439	736,333
	Country Garden Services Holdings Co. Ltd.	364,712	573,163
	CPMC Holdings Ltd.	299,000	170,774
	CQ Pharmaceutical Holding Co. Ltd., Class A	54,100	61,295
*	Crazy Sports Group Ltd.	846,000	20,455
	CRRC Corp. Ltd., Class H	518,000	335,199
	Crystal Clear Electronic Material Co. Ltd., Class A	5,063	16,323
Ω	CSC Financial Co. Ltd., Class H	136,500	138,958
	CSG Holding Co. Ltd., Class A	62,295	59,199
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	14,220	25,638
	CSPC Pharmaceutical Group Ltd.	2,064,800	2,102,578
#	CSSC Hong Kong Shipping Co. Ltd.	372,000	64,151
	CTS International Logistics Corp. Ltd., Class A	45,970	66,347
*	CWT International Ltd.	1,480,000	11,313
	Da Ming International Holdings Ltd.	36,000	7,676
	Daan Gene Co. Ltd., Class A	29,100	65,507
Ω	Dali Foods Group Co. Ltd.	752,500	313,157
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	45,400	33,129
	Dalipal Holdings Ltd.	100,000	36,959
	Daqin Railway Co. Ltd., Class A	167,965	186,845
	Dare Power Dekor Home Co. Ltd., Class A	17,700	21,292
	Dashang Co. Ltd., Class A	5,700	16,329
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	14,780	73,551
*	Datang International Power Generation Co. Ltd., Class H	592,000	111,019
	Dawnrays Pharmaceutical Holdings Ltd.	141,000	24,098
	Dazhong Transportation Group Co. Ltd., Class A	59,100	26,131
	Dazzle Fashion Co. Ltd., Class A	12,500	28,669
	DBG Technology Co. Ltd., Class A	14,100	20,899
	DeHua TB New Decoration Materials Co. Ltd., Class A	15,800	24,790
	Dexin China Holdings Co. Ltd.	189,000	13,549
	DHC Software Co. Ltd., Class A	76,700	86,268
	Dian Diagnostics Group Co. Ltd., Class A	15,300	59,894
#	Differ Group Auto Ltd.	990,000	16,818
	Digital China Group Co. Ltd., Class A	15,500	59,802
	Digital China Holdings Ltd.	344,000	142,905
	Digital China Information Service Co. Ltd., Class A	29,600	57,682
	Do-Fluoride Chemicals Co. Ltd., Class A	18,620	54,731
	Dong-E-E-Jiao Co. Ltd., Class A	13,500	100,400
	Dongfang Electric Corp. Ltd., Class H	84,200	119,309
	Dongfang Electronics Co. Ltd., Class A	26,700	34,694
	Dongfeng Motor Group Co. Ltd., Class H	952,000	455,485
	Dongguan Aohai Technology Co. Ltd., Class A	1,900	7,778
	Dongguan Development Holdings Co. Ltd., Class A	26,300	37,933
	Dongjiang Environmental Co. Ltd., Class H	104,400	33,950
	Dongxing Securities Co. Ltd., Class A	44,600	53,733
	Dongyue Group Ltd.	803,000	817,144
*	DouYu International Holdings Ltd., ADR	47,088	52,268
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	127,000	45,698
	East Group Co. Ltd., Class A	21,700	27,533

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	East Money Information Co. Ltd., Class A	25,027	$58,323
	E-Commodities Holdings Ltd.	948,000	157,420
	Ecovacs Robotics Co. Ltd., Class A	4,500	45,288
	Edan Instruments, Inc., Class A	10,600	23,904
	Edifier Technology Co. Ltd., Class A	23,100	66,843
	Edvantage Group Holdings Ltd.	109,630	38,125
	EEKA Fashion Holdings Ltd.	40,500	56,995
	EIT Environmental Development Group Co. Ltd., Class A	5,640	15,371
	Electric Connector Technology Co. Ltd., Class A	7,200	32,170
*	Elion Energy Co. Ltd., Class A	40,170	23,834
	ENN Energy Holdings Ltd.	89,500	1,227,189
	ENN Natural Gas Co. Ltd., Class A	40,000	117,407
	Eoptolink Technology, Inc.Ltd., Class A	5,900	58,950
	Era Co. Ltd., Class A	31,300	23,462
	Essex Bio-technology Ltd.	122,000	56,822
	Eternal Asia Supply Chain Management Ltd., Class A	55,800	44,196
#	EVA Precision Industrial Holdings Ltd.	414,000	46,158
	Everbright Jiabao Co. Ltd., Class A	35,500	15,404
Ω	Everbright Securities Co. Ltd., Class H	80,600	59,781
*	EverChina International Holdings Co. Ltd.	335,000	6,918
#*Ω	Everest Medicines Ltd.	40,000	72,800
*	Fangda Carbon New Material Co. Ltd., Class A	52,700	49,157
	Fangda Special Steel Technology Co. Ltd., Class A	69,640	53,713
	Fanhua, Inc., Sponsored ADR	14,536	119,922
	Far East Horizon Ltd.	852,000	766,478
	FAW Jiefang Group Co. Ltd.	26,900	31,658
	FAWER Automotive Parts Co. Ltd., Class A	37,700	25,387
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	33,900	100,259
	Fibocom Wireless, Inc., Class A	9,750	35,377
*	FIH Mobile Ltd.	1,512,000	158,506
	Financial Street Holdings Co. Ltd., Class A	69,000	50,250
	FinVolution Group, ADR	40,595	161,568
	First Capital Securities Co. Ltd., Class A	45,400	38,875
	First Tractor Co. Ltd., Class H	102,000	54,312
	Flat Glass Group Co. Ltd., Class H	116,000	326,111
	Focus Media Information Technology Co. Ltd., Class A	159,000	148,071
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	15,015	153,352
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	16,500	20,527
	Fosun International Ltd.	685,072	480,457
*	Founder Holdings Ltd.	214,000	14,741
	Founder Securities Co. Ltd., Class A	80,100	81,097
	Fountain SET Holdings Ltd.	350,000	31,213
	Foxconn Industrial Internet Co. Ltd., Class A	113,700	264,877
	FriendTimes, Inc.	138,000	17,416
	Fu Shou Yuan International Group Ltd.	421,000	341,659
*	Fuan Pharmaceutical Group Co. Ltd., Class A	23,900	14,814
	Fufeng Group Ltd.	815,000	493,983
#*††	Fuguiniao Co. Ltd.	37,999	0
	Fujian Boss Software Development Co. Ltd., Class A	8,600	24,349
	Fujian Funeng Co. Ltd., Class A	24,900	42,319
*	Fujian Green Pine Co. Ltd., Class A	12,800	10,888
	Fujian Longking Co. Ltd., Class A	33,901	81,539
	Fujian Star-net Communication Co. Ltd., Class A	9,800	30,060
	Fujian Sunner Development Co. Ltd., Class A	23,000	71,079
*	Fulin Precision Co. Ltd., Class A	21,600	31,818
*	Fullshare Holdings Ltd.	2,525,000	32,509
	Fulongma Group Co. Ltd., Class A	4,400	6,316
	Fulu Holdings Ltd.	16,500	10,100
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	196,400	799,010

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Ganfeng Lithium Group Co. Ltd., Class H	45,480	$300,066
	Gansu Energy Chemical Co. Ltd., Class A	69,800	33,996
	Gansu Qilianshan Cement Group Co. Ltd., Class A	23,800	38,773
	Gansu Shangfeng Cement Co. Ltd., Class A	23,880	38,813
	Gaona Aero Material Co. Ltd., Class A	2,800	15,414
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,600	121,076
	GCL Energy Technology Co. Ltd.	23,400	48,116
*	GCL New Energy Holdings Ltd.	144,851	9,625
*	GCL Technology Holdings Ltd.	3,085,000	774,616
*	GD Power Development Co. Ltd., Class A	38,900	21,703
#*	GDS Holdings Ltd., ADR	4,561	70,832
*	GDS Holdings Ltd., Class A	246,800	477,852
	Geely Automobile Holdings Ltd.	1,289,000	1,600,221
	GEM Co. Ltd., Class A	43,800	44,503
	Gemdale Corp., Class A	55,500	65,483
	Gemdale Properties & Investment Corp. Ltd.	2,404,000	159,659
Ω	Genertec Universal Medical Group Co. Ltd.	474,000	315,377
*	Genimous Technology Co. Ltd., Class A	34,000	32,250
	GEPIC Energy Development Co. Ltd., Class A	30,000	22,075
	Getein Biotech, Inc., Class A	8,036	16,538
	GF Securities Co. Ltd., Class H	204,400	293,528
	Giant Network Group Co. Ltd., Class A	60,700	139,089
*	Ginlong Technologies Co. Ltd., Class A	1,950	32,129
	Glarun Technology Co. Ltd., Class A	11,900	27,738
*	Glorious Property Holdings Ltd.	1,282,000	12,420
	GoerTek, Inc., Class A	50,800	130,416
	Goke Microelectronics Co. Ltd., Class A	2,300	33,887
	Goldcard Smart Group Co. Ltd.	9,300	18,033
*	Golden Eagle Retail Group Ltd.	273,000	157,225
Ω	Golden Throat Holdings Group Co. Ltd.	79,000	27,266
	GoldenHome Living Co. Ltd., Class A	3,640	18,653
	Goldenmax International Group Ltd., Class A	21,100	25,834
	Goldpac Group Ltd.	120,000	26,359
#*	GOME Retail Holdings Ltd.	2,956,000	39,541
*	Goodbaby International Holdings Ltd.	422,000	29,664
	GoodWe Technologies Co. Ltd., Class A	603	22,692
*	Gosuncn Technology Group Co. Ltd., Class A	16,800	8,524
	Gotion High-tech Co. Ltd., Class A	6,960	27,698
*	Gracell Biotechnologies, Inc., ADR	3,301	5,744
*	Grand Baoxin Auto Group Ltd.	386,164	17,743
*	Grand Industrial Holding Group Co. Ltd.	12,100	14,189
	Grand Pharmaceutical Group Ltd., Class L	344,000	223,996
	Grandblue Environment Co. Ltd., Class A	4,400	12,776
*	Grandjoy Holdings Group Co. Ltd., Class A	95,900	50,697
	Great Wall Motor Co. Ltd., Class H	220,500	267,594
*	Greatview Aseptic Packaging Co. Ltd.	392,000	87,608
	Gree Electric Appliances, Inc. of Zhuhai, Class A	30,779	174,941
	Gree Real Estate Co. Ltd., Class A	23,800	27,684
	Greenland Hong Kong Holdings Ltd.	549,000	42,134
	Greentown China Holdings Ltd.	317,500	381,586
Ω	Greentown Management Holdings Co. Ltd.	200,000	191,298
	Greentown Service Group Co. Ltd.	526,000	323,130
	GRG Banking Equipment Co. Ltd., Class A	25,300	43,276
	GRG Metrology & Test Group Co. Ltd., Class A	10,300	33,707
	Grinm Advanced Materials Co. Ltd., Class A	10,300	20,491
	Guangdong Advertising Group Co. Ltd., Class A	30,400	25,643
	Guangdong Aofei Data Technology Co. Ltd., Class A	11,880	22,283
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	40,300	39,330

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,000	$22,136
	Guangdong Dowstone Technology Co. Ltd., Class A	8,500	16,126
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	11,500	12,769
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	6,100	19,038
	Guangdong Haid Group Co. Ltd., Class A	4,000	31,732
	Guangdong HEC Technology Holding Co. Ltd., Class A	54,900	61,682
	Guangdong Hongda Holdings Group Co. Ltd., Class A	7,300	31,538
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	25,000	12,071
	Guangdong Hybribio Biotech Co. Ltd., Class A	14,659	31,045
	Guangdong Investment Ltd.	626,000	598,441
	Guangdong Land Holdings Ltd.	136,000	13,530
	Guangdong Provincial Expressway Development Co. Ltd., Class A	12,000	13,451
	Guangdong Shirongzhaoye Co. Ltd., Class A	15,300	13,951
	Guangdong Sirio Pharma Co. Ltd., Class A	3,300	16,763
	Guangdong South New Media Co. Ltd., Class A	6,200	44,086
	Guangdong Tapai Group Co. Ltd., Class A	34,600	40,530
	Guangdong Topstar Technology Co. Ltd., Class A	9,000	16,055
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	18,700	44,134
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	57,100	22,206
	Guanghui Energy Co. Ltd., Class A	97,500	131,229
*	Guangshen Railway Co. Ltd., Class H	702,000	164,088
	Guangxi Liugong Machinery Co. Ltd., Class A	43,100	47,462
	Guangxi LiuYao Group Co. Ltd., Class A	12,200	42,004
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	95,300	35,943
	Guangzhou Automobile Group Co. Ltd., Class H	631,200	393,942
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	44,100	99,982
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	66,000	216,818
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	4,000	30,142
	Guangzhou Haige Communications Group, Inc. Co., Class A	58,800	83,751
	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	15,700	14,897
	Guangzhou KDT Machinery Co. Ltd., Class A	13,860	33,217
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,300	86,353
	Guangzhou Restaurant Group Co. Ltd., Class A	13,220	58,596
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	2,400	22,890
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	14,134	87,318
	Guangzhou Wondfo Biotech Co. Ltd., Class A	9,140	39,760
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	24,968	24,876
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	36,400	49,281
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	16,400	19,234
	Guizhou Gas Group Corp. Ltd., Class A	21,400	24,505
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	42,371	41,565
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	72,400	50,943
	Guizhou Zhenhua E-chem, Inc., Class A	2,018	10,274
*	Guocheng Mining Co. Ltd., Class A	9,900	25,806
	Guolian Securities Co. Ltd., Class H	130,000	64,182
	Guomai Technologies, Inc., Class A	32,100	36,051
	Guosen Securities Co. Ltd., Class A	9,100	12,379
*	Guosheng Financial Holding, Inc., Class A	32,300	38,191
Ω	Guotai Junan Securities Co. Ltd., Class H	65,400	84,269
	Guoyuan Securities Co. Ltd., Class A	80,730	81,732
*	H World Group Ltd., ADR	10,128	475,003
*Ω	Haichang Ocean Park Holdings Ltd.	1,256,000	260,021
	Haier Smart Home Co. Ltd., Class A	47,100	161,572
	Haier Smart Home Co. Ltd., Class H	482,799	1,573,722
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	5,740	16,340
*	Hainan Meilan International Airport Co. Ltd., Class H	57,000	118,200
	Hainan Poly Pharm Co. Ltd., Class A	13,400	40,895
	Haitian International Holdings Ltd.	270,000	701,536
	Haitong Securities Co. Ltd., Class H	488,400	324,398

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	230,000	$26,103
*	Hand Enterprise Solutions Co. Ltd., Class A	15,900	24,792
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	16,500	45,262
	Hangcha Group Co. Ltd., Class A	11,640	35,905
	Hangjin Technology Co. Ltd., Class A	11,100	64,806
	Hangxiao Steel Structure Co. Ltd., Class A	35,100	22,541
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	55,200	73,491
*	Hangzhou Century Co. Ltd., Class A	31,200	22,373
	Hangzhou First Applied Material Co. Ltd., Class A	4,800	34,103
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	3,800	29,901
	Hangzhou Lion Electronics Co. Ltd., Class A	2,368	15,813
	Hangzhou Onechance Tech Corp., Class A	5,700	24,784
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	10,500	61,024
	Hangzhou Robam Appliances Co. Ltd., Class A	16,100	60,645
	Hangzhou Silan Microelectronics Co. Ltd., Class A	14,500	69,101
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	10,900	90,799
	Han’s Laser Technology Industry Group Co. Ltd., Class A	18,100	68,408
Ω	Hansoh Pharmaceutical Group Co. Ltd.	168,000	306,483
	Haohua Chemical Science & Technology Co. Ltd., Class A	3,400	19,135
*Ω	Harbin Bank Co. Ltd., Class H	359,000	12,371
	Harbin Boshi Automation Co. Ltd., Class A	13,300	31,917
*	Harbin Electric Co. Ltd., Class H	312,000	139,105
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	28,000	9,346
*††	Harmonicare Medical Holdings Ltd.	99,000	0
	HBIS Resources Co. Ltd., Class A	12,100	24,284
*Ω	HBM Holdings Ltd.	148,000	39,108
	Health & Happiness H&H International Holdings Ltd.	95,500	163,541
*	Healthcare Co. Ltd., Class A	15,800	23,296
*	Hebei Construction Group Corp. Ltd., Class H	79,000	8,171
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	10,500	48,968
	Hefei Meiya Optoelectronic Technology, Inc., Class A	17,940	70,397
	Hefei Urban Construction Development Co. Ltd., Class A	19,600	18,716
	Heilongjiang Agriculture Co. Ltd., Class A	35,000	68,677
#	Hello Group, Inc., Sponsored ADR	45,805	382,930
	Henan Jinma Energy Co. Ltd., Class H	22,000	7,218
	Henan Lingrui Pharmaceutical Co., Class A	6,200	14,976
	Henan Pinggao Electric Co. Ltd., Class A	37,500	62,280
*	Henan Senyuan Electric Co. Ltd., Class A	28,300	19,055
	Henan Shenhuo Coal & Power Co. Ltd., Class A	53,200	125,392
	Henan Shuanghui Investment & Development Co. Ltd., Class A	37,500	135,179
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,240	25,239
*	Henan Yicheng New Energy Co. Ltd., Class A	22,500	17,351
	Henan Yuguang Gold & Lead Co. Ltd., Class A	20,400	18,840
*	Henan Yuneng Holdings Co. Ltd., Class A	27,500	17,616
	Henan Zhongyuan Expressway Co. Ltd., Class A	51,100	25,174
	Hengan International Group Co. Ltd.	270,000	1,205,944
*	Hengdeli Holdings Ltd.	1,112,000	20,161
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	31,100	85,442
	Hengli Petrochemical Co. Ltd., Class A	70,500	161,103
	Hengtong Optic-electric Co. Ltd., Class A	21,600	45,508
	Hengyi Petrochemical Co. Ltd., Class A	74,250	82,269
	Hesteel Co. Ltd., Class A	335,900	112,114
	Hexing Electrical Co. Ltd., Class A	15,400	48,123
#*	Hi Sun Technology China Ltd.	819,000	77,387
	Hisense Home Appliances Group Co. Ltd., Class H	128,000	296,113
	Hithink RoyalFlush Information Network Co. Ltd., Class A	4,800	123,824
*	Holitech Technology Co. Ltd., Class A	95,400	42,870
	Homeland Interactive Technology Ltd.	116,000	24,729
*	Hongda Xingye Co. Ltd., Class A	56,700	20,968

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hongfa Technology Co. Ltd., Class A	15,260	$69,014
*	Honghua Group Ltd.	1,432,000	36,942
	Hongta Securities Co. Ltd., Class A	18,450	22,038
*††Ω	Honworld Group Ltd.	72,000	7,003
*Ω	Hope Education Group Co. Ltd.	1,104,000	84,761
	Hopson Development Holdings Ltd.	420,596	373,984
	Hoyuan Green Energy Co. Ltd., Class A	6,694	86,261
*Ω	Hua Hong Semiconductor Ltd.	235,000	965,640
*	Hua Yin International Holdings Ltd.	385,000	21,854
	Huaan Securities Co. Ltd., Class A	94,120	67,968
	Huadian Power International Corp. Ltd., Class H	320,000	155,190
	Huadong Medicine Co. Ltd., Class A	12,000	71,879
	Huafon Chemical Co. Ltd., Class A	110,500	115,013
*	Huafon Microfibre Shanghai Technology Co. Ltd.	44,600	25,156
	Huafu Fashion Co. Ltd., Class A	26,800	11,928
	Huagong Tech Co. Ltd., Class A	11,400	54,994
	Huaibei Mining Holdings Co. Ltd., Class A	49,200	96,707
	Hualan Biological Engineering, Inc., Class A	15,869	53,437
*	Huaneng Power International, Inc., Class H	646,000	402,571
	Huapont Life Sciences Co. Ltd., Class A	52,000	39,677
Ω	Huatai Securities Co. Ltd., Class H	282,600	365,011
*	Huawen Media Group, Class A	59,000	22,082
*	Huaxi Holdings Co. Ltd.	42,000	7,332
	Huaxi Securities Co. Ltd., Class A	66,300	84,749
	Huaxia Bank Co. Ltd., Class A	75,900	63,187
	Huaxin Cement Co. Ltd., Class A	33,600	71,679
	Huayu Automotive Systems Co. Ltd., Class A	62,951	149,123
#	Huazhong In-Vehicle Holdings Co. Ltd.	142,000	43,758
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	96,300	47,913
	Hubei Energy Group Co. Ltd., Class A	31,500	19,423
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	16,900	77,059
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	28,300	101,230
	Huishang Bank Corp. Ltd., Class H	268,400	85,369
	Huizhou Desay Sv Automotive Co. Ltd., Class A	1,200	17,946
	Humanwell Healthcare Group Co. Ltd., Class A	21,400	83,485
	Hunan Aihua Group Co. Ltd., Class A	11,300	36,256
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	51,000	25,057
	Hunan Gold Corp. Ltd., Class A	30,900	67,006
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	44,800	40,718
	Hunan Valin Steel Co. Ltd., Class A	202,040	154,202
	Hundsun Technologies, Inc., Class A	3,276	23,428
*	HUYA, Inc., ADR	28,276	91,897
*Ω	Hygeia Healthcare Holdings Co. Ltd.	55,200	406,780
*	Hytera Communications Corp. Ltd., Class A	62,600	54,181
*	HyUnion Holding Co. Ltd., Class A	21,900	23,426
*	IAT Automobile Technology Co. Ltd., Class A	9,000	15,652
*	IBO Technology Co. Ltd.	24,000	4,053
*Ω	iDreamSky Technology Holdings Ltd.	184,400	83,969
	Iflytek Co. Ltd., Class A	4,800	42,058
	IKD Co. Ltd., Class A	15,900	44,020
*	I-Mab, Sponsored ADR	4,515	13,906
Ω	IMAX China Holding, Inc.	21,500	20,915
	Imeik Technology Development Co. Ltd., Class A	602	47,346
	Industrial & Commercial Bank of China Ltd., Class H	7,015,000	3,774,098
	Industrial Bank Co. Ltd., Class A	147,900	368,418
	Industrial Securities Co. Ltd., Class A	83,720	81,382
	Infore Environment Technology Group Co. Ltd., Class A	49,800	38,140
#*Ω	Ingdan, Inc.	206,000	41,217
	Ingenic Semiconductor Co. Ltd., Class A	2,300	29,427

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Inkeverse Group Ltd.	53,000	$7,386
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	306,400	80,665
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	62,200	121,179
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	28,420	59,397
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	174,700	109,623
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	61,600	35,881
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	45,200	56,948
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	51,000	217,777
	Inner Mongolia Yitai Coal Co. Ltd., Class H	52,800	107,994
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	78,600	83,462
*	Innuovo Technology Co. Ltd., Class A	19,000	17,622
*	Inspur Digital Enterprise Technology Ltd.	132,000	64,867
	Inspur Electronic Information Industry Co. Ltd., Class A	8,000	47,603
*	Inspur Software Co. Ltd., Class A	8,000	18,661
	Intco Medical Technology Co. Ltd., Class A	19,526	61,765
	Intron Technology Holdings Ltd.	23,000	15,504
*	iQIYI, Inc., ADR	102,128	622,981
	IReader Technology Co. Ltd., Class A	7,700	27,750
*	IRICO Group New Energy Co. Ltd., Class H	8,500	9,139
	IVD Medical Holding Ltd.	114,000	20,078
	JA Solar Technology Co. Ltd., Class A	15,260	89,034
	Jafron Biomedical Co. Ltd., Class A	10,500	43,684
	Jason Furniture Hangzhou Co. Ltd., Class A	4,400	23,588
	JCET Group Co. Ltd., Class A	35,400	141,241
*Ω	JD Health International, Inc.	20,300	146,487
	JD.com, Inc., Class A	50,657	904,118
	Jenkem Technology Co. Ltd., Class A	866	15,745
*	JH Educational Technology, Inc.	62,000	9,172
*	Jiajiayue Group Co. Ltd., Class A	10,300	21,972
	Jiangling Motors Corp. Ltd., Class A	9,800	19,429
*	Jiangnan Group Ltd.	756,000	37,632
	Jiangsu Azure Corp., Class A	7,900	12,714
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	1,048	9,863
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	3,600	17,454
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	65,800	74,309
	Jiangsu Cnano Technology Co. Ltd., Class A	1,900	14,815
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	5,700	30,463
	Jiangsu Eastern Shenghong Co. Ltd., Class A	30,900	56,610
*	Jiangsu Etern Co. Ltd., Class A	25,300	23,507
	Jiangsu Expressway Co. Ltd., Class H	216,000	218,799
	Jiangsu Guomao Reducer Co. Ltd., Class A	4,620	12,987
	Jiangsu Guotai International Group Co. Ltd., Class A	47,900	56,632
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	5,717	50,893
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	7,933	55,809
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	16,004	26,354
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	6,100	11,359
	Jiangsu Huaxicun Co. Ltd., Class A	24,200	24,612
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	72,583	42,791
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	7,400	21,415
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	14,200	60,508
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	7,987	69,081
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	26,000	18,431
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	5,875	32,651
	Jiangsu Linyang Energy Co. Ltd., Class A	45,100	51,208
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	18,500	75,977
	Jiangsu Pacific Quartz Co. Ltd., Class A	1,500	25,732
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	23,100	40,070
	Jiangsu Shagang Co. Ltd., Class A	51,900	29,395

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	23,500	$33,749
	Jiangsu Sidike New Material Science & Technology Co. Ltd., Class A	3,200	10,717
	Jiangsu Sopo Chemical Co., Class A	8,800	8,841
	Jiangsu ToLand Alloy Co. Ltd., Class A	3,200	22,656
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	14,000	302,688
	Jiangsu Yangnong Chemical Co. Ltd., Class A	6,300	83,832
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	15,600	71,152
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	48,720	32,452
	Jiangsu Zhongtian Technology Co. Ltd., Class A	25,700	54,291
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	78,200	30,062
	Jiangxi Copper Co. Ltd., Class H	345,000	613,736
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	12,700	23,733
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	3,300	5,700
	Jiangxi Wannianqing Cement Co. Ltd., Class A	16,700	21,284
	Jiangzhong Pharmaceutical Co. Ltd., Class A	16,900	57,055
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	36,500	27,240
	Jiayou International Logistics Co. Ltd., Class A	9,380	37,989
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	29,800	73,160
*	Jilin Electric Power Co. Ltd., Class A	44,000	34,645
	Jinchuan Group International Resources Co. Ltd.	653,000	46,783
	Jinduicheng Molybdenum Co. Ltd., Class A	61,600	99,946
	Jingjin Equipment, Inc., Class A	11,900	49,740
*††	Jingrui Holdings Ltd.	262,000	5,674
	Jingwei Textile Machinery Co. Ltd., Class A	17,144	22,973
	Jinhui Liquor Co. Ltd., Class A	8,000	29,667
#*	JinkoSolar Holding Co. Ltd., ADR	11,019	546,653
*	Jinmao Property Services Co. Ltd.	30,120	14,314
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	41,400	66,894
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	33,900	15,198
	Jinneng Science&Technology Co. Ltd., Class A	32,000	42,918
	JiuGui Liquor Co. Ltd., Class A	3,100	50,100
Ω	Jiumaojiu International Holdings Ltd.	239,000	537,012
	Jiuzhitang Co. Ltd., Class A	27,700	52,515
	Jizhong Energy Resources Co. Ltd., Class A	110,900	118,698
	JL Mag Rare-Earth Co. Ltd., Class A	8,400	33,866
	JNBY Design Ltd.	88,500	97,413
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	39,300	73,555
	Joinn Laboratories China Co. Ltd., Class A	6,232	44,637
	Jointown Pharmaceutical Group Co. Ltd., Class A	49,600	118,733
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	13,100	69,641
*	Joy City Property Ltd.	1,858,000	77,049
	Joyoung Co. Ltd., Class A	17,316	40,758
#	JOYY, Inc., ADR	9,104	277,035
Ω	JS Global Lifestyle Co. Ltd.	341,500	302,765
	JSTI Group, Class A	30,744	29,014
	Ju Teng International Holdings Ltd.	328,000	54,488
	Juewei Food Co. Ltd., Class A	5,600	32,237
*	Juneyao Airlines Co. Ltd., Class A	29,200	75,712
	Jushri Technologies, Inc., Class A	7,040	12,744
*	Jutal Offshore Oil Services Ltd.	8,000	448
	JY Grandmark Holdings Ltd.	98,000	15,914
*	Kaiser China Cultural Co. Ltd., Class A	31,000	29,181
*	Kaishan Group Co. Ltd., Class A	13,200	31,769
*Ω	Kangda International Environmental Co. Ltd.	244,000	15,485
	Kangji Medical Holdings Ltd.	19,500	24,572
*	Kanzhun Ltd., ADR	2,118	39,162
#*	Kasen International Holdings Ltd.	310,000	13,863
	KBC Corp. Ltd., Class A	1,121	28,498
	Keboda Technology Co. Ltd., Class A	1,800	13,956

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Keeson Technology Corp. Ltd., Class A	8,576	$13,811
	Kehua Data Co. Ltd., Class A	9,400	57,061
*	Keshun Waterproof Technologies Co. Ltd., Class A	19,100	29,769
	Kidswant Children Products Co. Ltd., Class A	16,200	25,502
	Kinetic Development Group Ltd.	130,000	10,779
	Kingboard Holdings Ltd.	273,500	837,657
	Kingboard Laminates Holdings Ltd.	427,500	440,577
	KingClean Electric Co. Ltd., Class A	9,180	35,907
	Kingfa Sci & Tech Co. Ltd., Class A	60,200	77,596
	Kingsoft Corp. Ltd.	301,000	1,323,113
*	Ko Yo Chemical Group Ltd.	976,000	18,907
	Konfoong Materials International Co. Ltd., Class A	3,000	31,910
	Konka Group Co. Ltd., Class A	49,000	33,585
	KPC Pharmaceuticals, Inc., Class A	24,300	74,086
	Kuang-Chi Technologies Co. Ltd., Class A	6,500	16,505
	Kunlun Energy Co. Ltd.	1,904,000	1,765,022
	Kunlun Tech Co. Ltd., Class A	30,700	289,161
	Kunming Yunnei Power Co. Ltd., Class A	42,400	14,705
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	12,100	11,447
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	4,400	45,483
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	4,100	7,955
	Kweichow Moutai Co. Ltd., Class A	5,138	1,307,936
#*	KWG Group Holdings Ltd.	477,000	62,968
#	KWG Living Group Holdings Ltd.	325,750	44,222
*	Lakala Payment Co. Ltd., Class A	24,000	58,828
	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	25,500	19,550
	Lao Feng Xiang Co. Ltd., Class A	6,800	66,150
	Laobaixing Pharmacy Chain JSC, Class A	11,410	57,481
*	Launch Tech Co. Ltd., Class H	1,500	416
	LB Group Co. Ltd., Class A	47,900	119,918
#	Lee & Man Chemical Co. Ltd.	62,000	40,538
	Lee & Man Paper Manufacturing Ltd.	600,000	255,041
	Lee’s Pharmaceutical Holdings Ltd.	149,500	28,585
Ω	Legend Holdings Corp., Class H	198,500	207,962
	Lenovo Group Ltd.	2,504,000	2,561,781
	Lens Technology Co. Ltd., Class A	48,000	80,951
*	Leo Group Co. Ltd., Class A	204,800	66,584
	Lepu Medical Technology Beijing Co. Ltd., Class A	31,300	108,103
	Levima Advanced Materials Corp., Class A	6,500	25,204
*	LexinFintech Holdings Ltd., ADR	38,480	91,967
	Leyard Optoelectronic Co. Ltd., Class A	75,300	68,942
#*	Li Auto, Inc., ADR	11,013	258,805
*	Li Auto, Inc., Class A	10,100	119,623
	Li Ning Co. Ltd.	349,000	2,495,914
	Lianhe Chemical Technology Co. Ltd., Class A	10,500	18,227
	Liao Ning Oxiranchem, Inc., Class A	9,800	11,414
	Liaoning Cheng Da Co. Ltd., Class A	20,500	38,471
	Lier Chemical Co. Ltd., Class A	15,680	33,069
*	Lifestyle China Group Ltd.	232,000	34,133
*	Lifetech Scientific Corp.	812,000	284,427
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	57,600	28,351
*	Lingyi iTech Guangdong Co., Class A	102,700	88,089
	Liuzhou Iron & Steel Co. Ltd., Class A	44,400	27,971
	Livzon Pharmaceutical Group, Inc., Class H	40,271	146,043
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	12,100	40,478
#	LK Technology Holdings Ltd.	179,750	183,840
	Loncin Motor Co. Ltd., Class A	55,897	38,797
	Long Yuan Construction Group Co. Ltd., Class A	40,000	28,795
Ω	Longfor Group Holdings Ltd.	577,000	1,578,960

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Longhua Technology Group Luoyang Co. Ltd., Class A	10,400	$11,975
	LONGi Green Energy Technology Co. Ltd., Class A	60,844	307,348
	Longshine Technology Group Co. Ltd., Class A	13,800	47,835
	Lonking Holdings Ltd.	1,099,000	194,858
	Luenmei Quantum Co. Ltd., Class A	19,608	17,352
	Luolai Lifestyle Technology Co. Ltd., Class A	19,600	36,083
*	Luoniushan Co. Ltd., Class A	26,700	28,861
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	15,000	15,334
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	1,700	10,025
	Lushang Health Industry Development Co. Ltd., Class A	22,600	35,808
	Luxi Chemical Group Co. Ltd., Class A	47,000	81,451
	Luxshare Precision Industry Co. Ltd., Class A	37,949	143,523
*Ω	Luye Pharma Group Ltd.	724,000	356,085
	Luzhou Laojiao Co. Ltd., Class A	9,000	294,086
#*	LVGEM China Real Estate Investment Co. Ltd.	376,000	81,764
	Maanshan Iron & Steel Co. Ltd., Class H	276,000	58,918
	Maccura Biotechnology Co. Ltd., Class A	16,300	38,703
	Mango Excellent Media Co. Ltd., Class A	31,602	163,951
#*Ω	Maoyan Entertainment	130,600	145,380
*	Markor International Home Furnishings Co. Ltd., Class A	50,200	19,716
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	6,400	24,200
*	Meilleure Health International Industry Group Ltd.	444,000	15,280
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	65,100	65,952
*Ω	Meitu, Inc.	603,000	168,626
*Ω	Meituan, Class B	54,520	931,771
	Metallurgical Corp. of China Ltd., Class H	834,000	254,471
	M-Grass Ecology & Environment Group Co. Ltd., Class A	42,200	21,159
	Midea Group Co. Ltd., Class A	52,200	428,445
Ω	Midea Real Estate Holding Ltd.	75,600	90,376
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	3,100	41,413
	Min Xin Holdings Ltd.	48,000	20,717
	Ming Yang Smart Energy Group Ltd., Class A	15,900	47,557
#	Ming Yuan Cloud Group Holdings Ltd.	177,000	92,033
*	Mingfa Group International Co. Ltd.	299,000	11,104
	Minmetals Land Ltd.	846,000	51,474
	Minth Group Ltd.	350,000	1,013,455
	MLS Co. Ltd., Class A	42,600	54,770
*	MMG Ltd.	1,424,000	521,047
*Ω	Mobvista, Inc.	69,000	34,355
	Monalisa Group Co. Ltd., Class A	4,900	12,183
*	Montnets Cloud Technology Group Co. Ltd., Class A	7,500	16,265
*Ω	Mulsanne Group Holding Ltd.	28,500	8,016
	Muyuan Foods Co. Ltd., Class A	8,767	60,626
	MYS Group Co. Ltd., Class A	47,900	23,532
*††	Nan Hai Corp. Ltd.	7,550,000	6,348
	NanJi E-Commerce Co. Ltd., Class A	47,100	29,983
	Nanjing Chervon Auto Precision Technology Co. Ltd., Class A	5,200	11,942
	Nanjing Hanrui Cobalt Co. Ltd., Class A	4,100	19,674
	Nanjing Iron & Steel Co. Ltd., Class A	119,200	63,231
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	26,730	56,028
*	Nanjing Sample Technology Co. Ltd., Class H	45,500	23,317
	Nanjing Securities Co. Ltd., Class A	25,800	32,042
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	30,600	36,268
	Nanjing Yunhai Special Metals Co. Ltd., Class A	9,400	31,476
	Nantong Jianghai Capacitor Co. Ltd., Class A	11,800	34,229
	NARI Technology Co. Ltd., Class A	32,944	124,529
*	Natural Food International Holding Ltd., Class H	98,000	5,945
	NavInfo Co. Ltd., Class A	19,200	32,876
	NetDragon Websoft Holdings Ltd.	84,000	164,488

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	NetEase, Inc., ADR	32,467	$2,893,784
	New China Life Insurance Co. Ltd., Class H	290,300	831,288
	New Hope Dairy Co. Ltd., Class A	9,600	22,944
*	New Hope Liuhe Co. Ltd., Class A	31,400	59,010
*	New World Department Store China Ltd.	182,000	20,903
	Newland Digital Technology Co. Ltd., Class A	17,900	41,368
	Nexteer Automotive Group Ltd.	346,000	193,963
	Nine Dragons Paper Holdings Ltd.	946,000	656,322
	Ninestar Corp., Class A	6,700	38,337
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	13,900	11,098
	Ningbo Construction Co. Ltd., Class A	28,900	20,520
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	6,200	29,145
	Ningbo Huaxiang Electronic Co. Ltd., Class A	21,900	41,508
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	13,500	24,930
*	Ningbo Joyson Electronic Corp., Class A	25,200	56,181
	Ningbo Orient Wires & Cables Co. Ltd., Class A	6,400	43,398
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	2,483	23,927
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	30,922	61,719
	Ningbo Xusheng Group Co. Ltd., Class A	5,488	18,456
	Ningbo Yunsheng Co. Ltd., Class A	34,900	42,506
	Ningxia Baofeng Energy Group Co. Ltd., Class A	59,600	113,650
	Ningxia Jiaze New Energy Co. Ltd., Class A	51,600	35,838
#*	NIO, Inc., ADR	18,358	144,477
#*	NIO, Inc., Class A	11,440	90,322
*	Niu Technologies, Sponsored ADR	9,365	34,838
*	Noah Holdings Ltd., Sponsored ADR	3,563	56,509
	Norinco International Cooperation Ltd., Class A	35,880	94,149
	North Huajin Chemical Industries Co. Ltd., Class A	47,400	47,919
	North Industries Group Red Arrow Co. Ltd., Class A	17,500	46,020
	Northeast Pharmaceutical Group Co. Ltd., Class A	13,074	10,972
	Northeast Securities Co. Ltd., Class A	59,500	65,589
	Northking Information Technology Co. Ltd., Class A	5,880	29,533
	NSFOCUS Technologies Group Co. Ltd., Class A	14,100	25,880
*	NVC International Holdings Ltd.	1,091,000	8,895
	Ocean’s King Lighting Science & Technology Co. Ltd., Class A	8,200	10,582
*	Oceanwide Holdings Co. Ltd., Class A	82,800	10,286
*Ω	Ocumension Therapeutics	13,000	14,636
*	Offcn Education Technology Co. Ltd., Class A	4,700	3,340
	Offshore Oil Engineering Co. Ltd., Class A	83,400	81,239
*	OFILM Group Co. Ltd., Class A	64,800	44,656
	Olympic Circuit Technology Co. Ltd., Class C	6,400	16,299
	Oppein Home Group, Inc., Class A	2,400	39,975
	Opple Lighting Co. Ltd., Class A	10,400	31,315
	ORG Technology Co. Ltd., Class A	67,184	46,393
*	Orient Group, Inc., Class A	113,200	38,292
	Orient Overseas International Ltd.	39,500	802,529
Ω	Orient Securities Co. Ltd., Class H	192,400	114,860
	Oriental Energy Co. Ltd., Class A	15,400	19,701
	Oriental Pearl Group Co. Ltd., Class A	69,700	82,937
*	Ourpalm Co. Ltd., Class A	51,000	45,414
	Ovctek China, Inc., Class A	5,180	24,239
*	Overseas Chinese Town Asia Holdings Ltd.	90,000	7,738
	Pacific Online Ltd.	129,000	13,189
*	Pacific Securities Co. Ltd., Class A	130,500	51,369
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	15,500	52,647
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	127,800	77,633
	PAX Global Technology Ltd.	334,000	275,130
	PCI Technology Group Co. Ltd., Class A	48,840	49,601
*	PDD Holdings, Inc., ADR	2,795	190,479

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*Ω	Peijia Medical Ltd.	35,000	$44,312
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	113,300	38,967
	People.cn Co. Ltd., Class A	12,100	36,001
	People’s Insurance Co. Group of China Ltd. , Class H	1,098,000	431,843
	Perennial Energy Holdings Ltd.	80,000	14,319
	Perfect World Co. Ltd., Class A	17,000	53,939
	PetroChina Co. Ltd., Class H	3,612,000	2,509,019
	PharmaBlock Sciences Nanjing, Inc., Class A	1,800	14,546
Ω	Pharmaron Beijing Co. Ltd., Class H	41,050	177,969
	PhiChem Corp., Class A	7,100	18,734
*	Phoenix Media Investment Holdings Ltd.	556,000	22,041
	PICC Property & Casualty Co. Ltd., Class H	1,308,000	1,581,972
	Ping An Bank Co. Ltd., Class A	129,800	235,685
#*Ω	Ping An Healthcare & Technology Co. Ltd.	111,500	278,719
	Ping An Insurance Group Co. of China Ltd., Class H	769,000	5,610,255
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	70,500	98,135
*	PNC Process Systems Co. Ltd., Class A	3,200	19,408
*	Polaris Bay Group Co. Ltd., Class A	35,100	34,783
	Poly Developments & Holdings Group Co. Ltd., Class A	31,800	63,937
	Poly Property Group Co. Ltd.	1,058,189	275,716
	Poly Property Services Co. Ltd., Class H	47,200	291,931
#Ω	Postal Savings Bank of China Co. Ltd., Class H	863,000	562,669
	Pou Sheng International Holdings Ltd.	921,000	76,417
	Power Construction Corp. of China Ltd., Class A	119,400	132,811
	Prinx Chengshan Holding Ltd.	37,000	26,360
	Proya Cosmetics Co. Ltd., Class A	1,680	40,779
*	Q Technology Group Co. Ltd.	154,000	75,491
	Qianhe Condiment & Food Co. Ltd., Class A	6,192	21,288
	Qifu Technology, Inc., ADR	29,424	519,039
	Qingdao East Steel Tower Stock Co. Ltd., Class A	17,100	19,929
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	8,600	18,395
	Qingdao Gon Technology Co. Ltd., Class A	4,700	16,772
	Qingdao Haier Biomedical Co. Ltd., Class A	3,256	32,474
	Qingdao Hanhe Cable Co. Ltd., Class A	53,333	31,368
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	3,100	13,032
Ω	Qingdao Port International Co. Ltd., Class H	81,000	47,425
	Qingdao Rural Commercial Bank Corp., Class A	141,300	59,208
	Qingdao Sentury Tire Co. Ltd., Class A	4,700	19,770
	Qingdao TGOOD Electric Co. Ltd., Class A	14,200	37,947
	Qingdao Topscomm Communication, Inc., Class A	24,300	32,750
	Qingling Motors Co. Ltd., Class H	330,000	34,128
	Qinhuangdao Port Co. Ltd., Class H	125,500	21,947
*	Qudian, Inc., Sponsored ADR	72,373	91,190
	Quectel Wireless Solutions Co. Ltd., Class A	2,600	29,381
#	Radiance Holdings Group Co. Ltd.	65,000	33,620
	Rainbow Digital Commercial Co. Ltd., Class A	31,800	28,589
*	Raisecom Technology Co. Ltd., Class A	5,700	6,185
*	Rastar Group, Class A	39,100	28,534
	Raytron Technology Co. Ltd., Class A	3,690	27,615
	Realcan Pharmaceutical Group Co. Ltd., Class A	39,500	21,416
#Ω	Red Star Macalline Group Corp. Ltd., Class H	166,668	75,107
#*Ω	Redco Properties Group Ltd.	656,000	111,149
*Ω	Remegen Co. Ltd., Class H	7,500	44,075
	Renhe Pharmacy Co. Ltd., Class A	37,500	35,727
	Rianlon Corp., Class A	4,200	24,576
	Richinfo Technology Co. Ltd., Class A	11,600	46,108
*	Risen Energy Co. Ltd., Class A	14,500	52,123
*	RiseSun Real Estate Development Co. Ltd., Class A	117,500	27,012
	Riyue Heavy Industry Co. Ltd., Class A	7,000	21,940

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Road King Infrastructure Ltd.	83,000	$33,073
	Rockchip Electronics Co. Ltd., Class A	1,900	20,157
	Rongan Property Co. Ltd., Class A	57,100	23,184
	Rongsheng Petrochemical Co. Ltd., Class A	92,750	177,192
*	Roshow Technology Co. Ltd., Class A	15,100	16,810
	Ruida Futures Co. Ltd., Class A	9,100	19,249
	Runjian Co. Ltd., Class A	5,100	31,343
	Sai Micro Electronics, Inc., Class A	11,900	34,914
	SAIC Motor Corp. Ltd., Class A	38,465	78,577
	Sailun Group Co. Ltd., Class A	35,700	53,110
	Sanan Optoelectronics Co. Ltd., Class A	12,000	30,911
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	30,204	14,891
	Sangfor Technologies, Inc., Class A	900	15,504
	Sanquan Food Co. Ltd., Class A	14,960	36,317
	Sansteel Minguang Co. Ltd. Fujian, Class A	71,500	48,656
	Sansure Biotech, Inc., Class A	14,206	38,486
	Sany Heavy Equipment International Holdings Co. Ltd.	370,000	490,766
	Sany Heavy Industry Co. Ltd., Class A	33,700	80,398
	Satellite Chemical Co. Ltd., Class A	80,627	165,427
*	Saurer Intelligent Technology Co. Ltd., Class A	42,600	16,019
	SDIC Power Holdings Co. Ltd., Class A	35,400	60,307
	Sealand Securities Co. Ltd., Class A	152,319	76,842
*	Seazen Group Ltd.	890,761	191,479
*	Seazen Holdings Co. Ltd., Class A	35,100	75,511
#	S-Enjoy Service Group Co. Ltd.	82,000	51,051
	SF Holding Co. Ltd., Class A	36,400	296,962
	SG Micro Corp., Class A	3,100	55,657
	Shaanxi Coal Industry Co. Ltd., Class A	173,700	491,571
	Shaanxi Construction Machinery Co. Ltd., Class A	24,440	17,872
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	89,700	181,717
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	31,342	97,512
*	Shandong Chenming Paper Holdings Ltd., Class H	114,250	35,153
	Shandong Dawn Polymer Co. Ltd., Class A	8,200	20,408
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	27,500	41,174
Ω	Shandong Gold Mining Co. Ltd., Class H	92,000	196,109
	Shandong Head Group Co. Ltd., Class A	6,900	19,724
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	15,300	67,726
	Shandong Hi-speed Co. Ltd., Class A	12,100	12,622
*	Shandong Hi-Speed New Energy Group Ltd.	9,445,714	74,824
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	27,500	30,818
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	33,930	156,410
	Shandong Humon Smelting Co. Ltd., Class A	22,300	39,523
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	5,600	16,283
	Shandong Linglong Tyre Co. Ltd., Class A	16,895	53,814
*	Shandong Longda Meishi Co. Ltd., Class A	15,800	19,124
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	24,400	8,330
	Shandong Nanshan Aluminum Co. Ltd., Class A	227,335	111,551
	Shandong New Beiyang Information Technology Co. Ltd., Class A	15,500	16,756
	Shandong Pharmaceutical Glass Co. Ltd., Class A	9,400	33,410
	Shandong Publishing & Media Co. Ltd., Class A	46,300	77,510
	Shandong Sun Paper Industry JSC Ltd., Class A	64,200	105,648
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	566,400	966,500
	Shandong Xiantan Co. Ltd., Class A	21,200	27,506
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	92,200	80,605
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	167,900	74,753
	Shanghai AJ Group Co. Ltd., Class A	48,900	38,112
	Shanghai AtHub Co. Ltd., Class A	8,800	44,283
	Shanghai Bailian Group Co. Ltd., Class A	41,500	80,088
	Shanghai Baolong Automotive Corp., Class A	3,100	19,821

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Baosight Software Co. Ltd., Class A	10,309	$80,433
	Shanghai Belling Co. Ltd., Class A	14,800	40,355
	Shanghai Chinafortune Co. Ltd., Class A	16,400	26,345
	Shanghai Construction Group Co. Ltd., Class A	167,228	68,880
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	6,597	16,120
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	1,000	157
*	Shanghai Electric Group Co. Ltd., Class H	694,000	187,719
*	Shanghai Electric Power Co. Ltd., Class A	16,600	25,096
	Shanghai Environment Group Co. Ltd., Class A	24,600	34,410
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	65,000	185,809
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	87,000	263,379
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	2,600	22,430
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	4,760	30,542
	Shanghai Gench Education Group Ltd.	21,500	10,682
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	10,700	37,903
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	7,600	41,772
	Shanghai Industrial Development Co. Ltd., Class A	38,400	19,872
	Shanghai Industrial Holdings Ltd.	205,000	300,389
	Shanghai Industrial Urban Development Group Ltd.	1,013,600	62,746
	Shanghai International Port Group Co. Ltd., Class A	38,600	31,971
	Shanghai Jahwa United Co. Ltd., Class A	6,400	27,074
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	7,500	57,979
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	10,600	17,948
	Shanghai Kehua Bio-Engineering Co. Ltd., Class A	17,215	30,572
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	18,200	65,702
	Shanghai Kinetic Medical Co. Ltd., Class A	14,800	15,162
	Shanghai Liangxin Electrical Co. Ltd., Class A	16,600	27,575
	Shanghai Lingang Holdings Corp. Ltd., Class A	17,400	30,933
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	21,300	31,048
	Shanghai M&G Stationery, Inc., Class A	7,700	51,596
	Shanghai Maling Aquarius Co. Ltd., Class A	27,800	33,397
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	19,900	41,233
	Shanghai Medicilon, Inc., Class A	1,383	30,019
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	1,000	25,032
	Shanghai Moons’ Electric Co. Ltd., Class A	6,800	38,304
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	285,300	580,007
	Shanghai Pioneer Holding Ltd.	237,000	78,319
	Shanghai Pudong Construction Co. Ltd., Class A	21,500	22,226
	Shanghai Pudong Development Bank Co. Ltd., Class A	192,834	211,783
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	8,260	62,441
	Shanghai RAAS Blood Products Co. Ltd., Class A	96,000	91,057
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	2,200	6,869
*	Shanghai Runda Medical Technology Co. Ltd., Class A	12,100	22,666
	Shanghai Shenda Co. Ltd., Class A	26,200	12,763
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	26,000	50,456
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	6,500	39,461
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	25,823
	Shanghai Tunnel Engineering Co. Ltd., Class A	82,200	77,678
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	19,200	32,458
	Shanghai Wanye Enterprises Co. Ltd., Class A	14,160	41,962
	Shanghai Weaver Network Co. Ltd., Class A	2,160	23,574
	Shanghai Yaoji Technology Co. Ltd., Class A	9,800	48,895
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	3,700	9,293
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	60,570	70,036
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	41,300	93,336
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	28,700	22,103
	Shanxi Blue Flame Holding Co. Ltd., Class A	30,100	35,059
	Shanxi Coking Co. Ltd., Class A	56,160	43,719
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	129,200	191,990

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	32,700	$60,136
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	70,500	205,552
	Shanxi Meijin Energy Co. Ltd., Class A	85,600	97,960
	Shanxi Securities Co. Ltd., Class A	61,360	52,193
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	159,000	91,928
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,040	181,080
	Shanying International Holding Co. Ltd., Class A	140,300	48,059
	Shede Spirits Co. Ltd., Class A	6,500	172,172
	Shenergy Co. Ltd., Class A	31,800	30,650
*	Shengda Resources Co. Ltd., Class A	12,200	33,098
	Shenghe Resources Holding Co. Ltd., Class A	28,400	56,646
*Ω	Shengjing Bank Co. Ltd., Class H	152,500	106,815
	Shengyi Technology Co. Ltd., Class A	40,831	94,765
	Shengyuan Environmental Protection Co. Ltd., Class A	4,700	12,219
	Shennan Circuits Co. Ltd., Class A	7,085	84,277
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	277,600	55,979
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	2,300	58,182
	Shenzhen Agricultural Products Group Co. Ltd., Class A	41,200	38,343
	Shenzhen Airport Co. Ltd., Class A	46,800	49,399
	Shenzhen Aisidi Co. Ltd., Class A	36,600	45,908
*	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	29,100	14,815
	Shenzhen Capchem Technology Co. Ltd., Class A	5,760	40,645
*	Shenzhen Center Power Tech Co. Ltd., Class A	5,700	13,882
	Shenzhen Cereals Holdings Co. Ltd., Class A	21,100	23,167
	Shenzhen Changhong Technology Co. Ltd., Class A	4,600	11,661
	Shenzhen Das Intellitech Co. Ltd., Class A	35,900	20,028
	Shenzhen Desay Battery Technology Co., Class A	5,075	27,101
	Shenzhen Dynanonic Co. Ltd., Class A	1,040	24,636
	Shenzhen Ellassay Fashion Co. Ltd., Class A	7,000	12,225
	Shenzhen Energy Group Co. Ltd., Class A	33,500	31,080
	Shenzhen Envicool Technology Co. Ltd., Class A	3,900	22,435
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	34,280	56,654
	Shenzhen Expressway Corp. Ltd., Class H	178,000	165,968
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	37,400	79,872
	Shenzhen Gas Corp. Ltd., Class A	35,600	35,575
	Shenzhen Gongjin Electronics Co. Ltd., Class A	24,700	33,081
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	10,900	24,819
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	16,400	30,611
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	43,000	28,920
	Shenzhen Heungkong Holding Co. Ltd., Class A	67,300	18,771
	Shenzhen Huaqiang Industry Co. Ltd., Class A	16,100	28,507
	Shenzhen Inovance Technology Co. Ltd., Class A	6,600	58,978
	Shenzhen International Holdings Ltd.	706,555	636,088
	Shenzhen Investment Ltd.	1,293,262	249,447
	Shenzhen Jinjia Group Co. Ltd., Class A	35,900	37,949
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	26,500	20,411
	Shenzhen Kaifa Technology Co. Ltd., Class A	44,800	115,468
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	7,520	32,965
	Shenzhen Kedali Industry Co. Ltd., Class A	3,100	61,524
	Shenzhen Kinwong Electronic Co. Ltd., Class A	14,300	47,659
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,400	28,873
	Shenzhen Megmeet Electrical Co. Ltd., Class A	8,600	37,384
	Shenzhen Microgate Technology Co. Ltd., Class A	11,900	14,700
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,621	208,428
*	Shenzhen MTC Co. Ltd., Class A	130,000	90,408
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	82,000	40,152
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	2,400	18,318
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	50,400	23,751
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	112,906	81,745

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Properties & Resources Development Group Ltd., Class A	13,500	$18,845
	Shenzhen SED Industry Co. Ltd., Class A	11,400	51,995
	Shenzhen SEG Co. Ltd., Class A	23,000	20,486
	Shenzhen Senior Technology Material Co. Ltd., Class A	17,932	44,714
	Shenzhen Sunline Tech Co. Ltd., Class A	16,859	28,506
	Shenzhen Sunlord Electronics Co. Ltd., Class A	14,100	44,956
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	16,600	28,926
	Shenzhen Sunway Communication Co. Ltd., Class A	17,700	49,125
	Shenzhen Tagen Group Co. Ltd., Class A	50,500	39,083
	Shenzhen Topband Co. Ltd., Class A	20,900	34,051
	Shenzhen Transsion Holdings Co. Ltd., Class A	7,427	117,066
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	1,900	8,638
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	34,383	34,125
*	Shenzhen World Union Group, Inc., Class A	62,600	24,484
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	36,700	28,312
	Shenzhen Yinghe Technology Co. Ltd., Class A	12,800	34,085
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	11,600	14,339
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	16,700	61,153
	Shenzhen Zhenye Group Co. Ltd., Class A	50,900	35,584
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	78,200	57,207
	Shenzhou International Group Holdings Ltd.	66,500	638,743
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	48,550	48,550
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	17,640	80,263
*††	Shimao Group Holdings Ltd.	319,500	33,734
	Shinghwa Advanced Material Group Co. Ltd., Class A	3,100	29,267
	Shinva Medical Instrument Co. Ltd., Class A	10,200	47,417
	Shoucheng Holdings Ltd.	738,800	191,568
	Shougang Fushan Resources Group Ltd.	925,525	314,583
*	Shouhang High-Tech Energy Co. Ltd., Class A	58,700	32,366
	Shui On Land Ltd.	1,562,500	189,462
	Sichuan Chuantou Energy Co. Ltd., Class A	16,200	33,670
*	Sichuan Development Lomon Co. Ltd., Class A	39,300	53,130
	Sichuan Expressway Co. Ltd., Class H	138,000	35,371
*	Sichuan Haite High-tech Co. Ltd., Class A	23,100	29,748
	Sichuan Hebang Biotechnology Co. Ltd., Class A	207,700	82,962
	Sichuan Hexie Shuangma Co. Ltd., Class A	11,400	31,663
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	3,510	15,819
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	18,419	84,649
*	Sichuan Lutianhua Co. Ltd., Class A	30,400	19,911
*	Sichuan New Energy Power Co. Ltd.	20,600	43,661
	Sichuan Road & Bridge Group Co. Ltd., Class A	79,500	182,120
	Sichuan Swellfun Co. Ltd., Class A	4,400	41,714
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	5,900	15,571
	Sichuan Yahua Industrial Group Co. Ltd., Class A	18,200	49,442
	Sieyuan Electric Co. Ltd., Class A	11,000	73,087
	Sihuan Pharmaceutical Holdings Group Ltd.	1,583,000	162,131
	SIIC Environment Holdings Ltd.	402,300	58,966
*	Silver Grant International Holdings Group Ltd.	676,000	24,552
Ω	Simcere Pharmaceutical Group Ltd.	171,000	202,122
	Sino Biopharmaceutical Ltd.	1,939,250	1,076,479
	Sino Wealth Electronic Ltd., Class A	6,292	30,898
	Sinocare, Inc., Class A	5,900	24,510
	Sinochem International Corp., Class A	74,300	66,647
	Sinofert Holdings Ltd.	910,000	115,018
	Sinofibers Technology Co. Ltd., Class A	6,400	48,473
	Sinolink Securities Co. Ltd., Class A	39,100	53,153
*	Sinolink Worldwide Holdings Ltd.	1,173,600	24,705
	Sinoma International Engineering Co., Class A	54,000	112,598
	Sinoma Science & Technology Co. Ltd., Class A	39,550	120,726

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinomach Automobile Co. Ltd., Class A	14,500	$21,429
	Sinomine Resource Group Co. Ltd., Class A	1,800	19,810
	Sino-Ocean Group Holding Ltd.	754,500	66,588
	Sinopec Engineering Group Co. Ltd., Class H	659,000	341,732
	Sinopec Kantons Holdings Ltd.	500,000	185,067
*	Sinopec Oilfield Service Corp., Class H	954,000	80,344
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,044,000	182,569
	Sinopharm Group Co. Ltd., Class H	524,400	1,857,570
	Sino-Platinum Metals Co. Ltd., Class A	8,619	20,873
	Sinoseal Holding Co. Ltd., Class A	2,800	18,623
	Sinosoft Co. Ltd., Class A	9,900	55,785
	Sinotrans Ltd., Class H	858,000	296,883
	Sinotruk Hong Kong Ltd.	408,000	623,522
	Sinotruk Jinan Truck Co. Ltd., Class A	20,440	43,098
	Skyworth Digital Co. Ltd., Class A	21,087	50,073
	Skyworth Group Ltd.	520,239	259,362
#Ω	Smoore International Holdings Ltd.	466,000	544,761
	Sobute New Materials Co. Ltd., Class A	5,400	11,472
*	SOHO China Ltd.	1,005,000	167,982
*	Sohu.com Ltd., ADR	5,397	71,564
	Solargiga Energy Holdings Ltd.	314,000	9,752
	Songcheng Performance Development Co. Ltd., Class A	21,000	44,247
	SooChow Securities Co. Ltd., Class A	22,620	23,702
*	South Manganese Investment Ltd.	460,000	29,008
	Southwest Securities Co. Ltd., Class A	65,000	36,119
*	SPT Energy Group, Inc.	558,000	18,890
	SSY Group Ltd.	897,026	627,408
	State Grid Information & Communication Co. Ltd., Class A	12,300	33,048
*	STO Express Co. Ltd., Class A	26,000	40,292
	Sumavision Technologies Co. Ltd., Class A	15,900	14,943
	Sun Art Retail Group Ltd.	775,000	336,877
*	Sun King Technology Group Ltd.	278,000	62,287
	Sun-Create Electronics Co. Ltd., Class A	1,170	5,305
	Sunflower Pharmaceutical Group Co. Ltd., Class A	9,900	37,675
	Sunfly Intelligent Technology Co. Ltd., Class A	10,400	15,946
	Sungrow Power Supply Co. Ltd., Class A	2,200	35,934
	Suning Universal Co. Ltd., Class A	97,900	41,610
	Sunny Optical Technology Group Co. Ltd.	140,300	1,482,593
	Sunresin New Materials Co. Ltd., Class A	2,376	30,883
*††Ω	Sunshine 100 China Holdings Ltd.	272,000	2,391
*	Sunward Intelligent Equipment Co. Ltd., Class A	35,600	31,112
	Sunwoda Electronic Co. Ltd., Class A	12,682	30,867
	Suofeiya Home Collection Co. Ltd., Class A	11,900	32,520
	Suplet Power Co. Ltd., Class A	9,240	39,224
	Suzhou Anjie Technology Co. Ltd., Class A	14,500	27,434
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	32,800	117,249
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	62,300	48,615
	Suzhou Good-Ark Electronics Co. Ltd., Class A	12,600	24,301
	Suzhou Secote Precision Electronic Co. Ltd., Class A	3,500	23,520
	Suzhou TFC Optical Communication Co. Ltd., Class A	5,797	51,056
	SY Holdings Group Ltd.	49,500	39,444
	Symphony Holdings Ltd.	680,000	80,549
*	SYoung Group Co. Ltd., Class A	8,100	17,018
	Taiji Computer Corp. Ltd., Class A	5,319	30,948
*	Tangrenshen Group Co. Ltd., Class A	38,200	40,230
	Tangshan Jidong Cement Co. Ltd., Class A	66,308	78,198
	TangShan Port Group Co. Ltd., Class A	160,437	91,561
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	53,000	44,300
	Tansun Technology Co. Ltd., Class A	10,940	26,283

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tayho Advanced Materials Group Co. Ltd., Class A	20,300	$61,309
	TBEA Co. Ltd., Class A	66,500	217,394
	TCL Electronics Holdings Ltd.	327,666	153,392
	TCL Technology Group Corp., Class A	162,000	93,679
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	26,700	160,532
*	Tech-Bank Food Co. Ltd., Class A	13,700	10,392
	Telling Telecommunication Holding Co. Ltd., Class A	9,300	14,815
	Ten Pao Group Holdings Ltd.	116,000	18,130
	Tencent Holdings Ltd.	442,200	19,640,804
*	Tencent Music Entertainment Group, ADR	179,921	1,333,215
	Three’s Co. Media Group Co. Ltd., Class A	2,713	61,014
	Thunder Software Technology Co. Ltd., Class A	1,190	14,544
	Tian An China Investment Co. Ltd.	148,000	80,202
	Tian Di Science & Technology Co. Ltd., Class A	122,500	96,729
Ω	Tian Ge Interactive Holdings Ltd.	239,000	11,920
#	Tian Lun Gas Holdings Ltd.	35,500	25,387
	Tiande Chemical Holdings Ltd.	68,000	18,591
	Tiangong International Co. Ltd.	390,000	118,593
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	9,700	45,467
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	120,000	47,869
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	78,900	65,768
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	15,500	96,423
	Tianjin Port Development Holdings Ltd.	1,154,000	88,314
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	6,700	20,825
	Tianjin Teda Co. Ltd., Class A	34,500	20,735
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	11,000	10,636
	Tianma Microelectronics Co. Ltd., Class A	37,800	53,878
#	Tianneng Power International Ltd.	346,000	401,772
	Tianshan Aluminum Group Co. Ltd., Class A	67,500	70,810
	Tianshui Huatian Technology Co. Ltd., Class A	79,500	103,038
*††	Tianyun International Holdings Ltd.	138,000	31,615
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	5,300	18,752
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	3,300	28,212
*	Tibet Summit Resources Co. Ltd., Class A	15,300	43,429
	Tibet Tianlu Co. Ltd., Class A	16,348	16,088
*	Tibet Water Resources Ltd.	405,000	23,257
	Tingyi Cayman Islands Holding Corp.	598,000	1,045,035
	Titan Wind Energy Suzhou Co. Ltd., Class A	30,700	61,135
	TK Group Holdings Ltd.	96,000	20,698
	Tofflon Science & Technology Group Co. Ltd., Class A	17,300	61,442
	Toly Bread Co. Ltd., Class A	29,131	48,251
	Tomson Group Ltd.	220,196	49,819
	Tong Ren Tang Technologies Co. Ltd., Class H	231,000	250,132
*	Tongcheng Travel Holdings Ltd.	268,400	570,942
#*	Tongdao Liepin Group	28,000	35,875
*	TongFu Microelectronics Co. Ltd., Class A	38,200	99,003
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	38,825	66,784
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	29,700	22,529
	Tongkun Group Co. Ltd., Class A	23,600	44,038
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,400	27,612
	Tongling Nonferrous Metals Group Co. Ltd., Class A	153,150	72,871
	Tongwei Co. Ltd., Class A	46,237	266,564
	Tongyu Heavy Industry Co. Ltd., Class A	80,400	29,280
	Top Spring International Holdings Ltd.	91,000	11,111
*	Topchoice Medical Corp., Class A	2,200	37,961
	Topsec Technologies Group, Inc., Class A	32,900	56,406
Ω	Topsports International Holdings Ltd.	607,000	541,103
	Towngas Smart Energy Co. Ltd.	240,564	111,154
*	TPV Technology Co. Ltd., Class A	145,100	43,401

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Transfar Zhilian Co. Ltd., Class A	55,900	$44,589
	TravelSky Technology Ltd., Class H	254,000	507,017
*	Trigiant Group Ltd.	330,000	16,657
*	Trip.com Group Ltd., ADR	28,214	1,001,879
*	Trip.com Group Ltd.	45,650	1,623,083
#*	Triumph New Energy Co. Ltd., Class H	38,000	37,051
	TRS Information Technology Corp. Ltd., Class A	13,700	45,968
	Truking Technology Ltd., Class A	19,000	43,184
	Truly International Holdings Ltd.	670,000	84,906
#Ω	Tsaker New Energy Tech Co. Ltd.	108,500	19,842
	Tsingtao Brewery Co. Ltd., Class H	86,000	920,683
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	141,300	34,919
*	Tuniu Corp., Sponsored ADR	18,660	34,521
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	2,799	42,918
	Unilumin Group Co. Ltd., Class A	33,796	40,777
	Uni-President China Holdings Ltd.	628,000	627,037
	Unisplendour Corp. Ltd., Class A	21,300	91,340
*	United Energy Group Ltd.	3,974,000	598,858
	United Strength Power Holdings Ltd.	30,000	23,070
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	23,800	48,464
	Valiant Co. Ltd., Class A	15,700	41,579
	Vats Liquor Chain Store Management JSC Ltd.,Class A	8,000	31,222
	Vatti Corp. Ltd., Class A	27,300	27,998
Ω	VCredit Holdings Ltd.	23,000	7,780
#*Ω	Venus MedTech Hangzhou, Inc., Class H	69,500	97,299
	Victory Giant Technology Huizhou Co. Ltd., Class A	19,700	52,777
	Vinda International Holdings Ltd.	110,000	287,414
*	Viomi Technology Co. Ltd., ADR	5,324	4,942
*	Vipshop Holdings Ltd., ADR	154,900	2,431,930
	Visual China Group Co. Ltd., Class A	8,500	20,256
*Ω	Viva Biotech Holdings	220,000	45,341
*	Vnet Group, Inc., ADR	32,709	96,164
	Walvax Biotechnology Co. Ltd., Class A	3,000	13,845
*	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	11,400	12,984
	Wangfujing Group Co. Ltd., Class A	14,800	47,615
	Wangneng Environment Co. Ltd., Class A	12,800	31,698
	Wangsu Science & Technology Co. Ltd., Class A	58,700	76,371
	Wanhua Chemical Group Co. Ltd., Class A	31,100	414,609
	Want Want China Holdings Ltd.	1,438,000	917,092
	Wanxiang Qianchao Co. Ltd., Class A	70,300	51,737
	Wasion Holdings Ltd.	254,000	113,325
	Wasu Media Holding Co. Ltd., Class A	48,500	66,413
*	Weibo Corp., Sponsored ADR	20,577	360,303
	Weichai Power Co. Ltd., Class H	787,000	1,163,297
	Weifu High-Technology Group Co. Ltd., Class A	15,900	38,404
	Weihai Guangwei Composites Co. Ltd., Class A	5,600	42,171
	Weiqiao Textile Co., Class H	176,000	34,146
*	Wellhope Foods Co. Ltd., Class A	19,600	28,817
	Wens Foodstuffs Group Co. Ltd., Class A	14,300	40,878
	West China Cement Ltd.	1,502,000	186,111
	Western Securities Co. Ltd., Class A	63,600	61,578
	Western Superconducting Technologies Co. Ltd., Class A	3,120	35,160
	Wharf Holdings Ltd.	357,000	816,319
	Will Semiconductor Co. Ltd., Class A	4,925	65,121
*	WiMi Hologram Cloud, Inc., ADR	1,739	1,569
	Wingtech Technology Co. Ltd., Class A	5,300	40,373
	Winning Health Technology Group Co. Ltd., Class A	29,300	47,757
	Wolong Electric Group Co. Ltd., Class A	27,800	49,316
	Wuchan Zhongda Group Co. Ltd., Class A	121,200	95,524

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	12,800	$18,840
	Wuhan Guide Infrared Co. Ltd., Class A	23,772	37,941
*	Wuhan P&S Information Technology Co. Ltd., Class A	45,100	30,924
	Wuhu Token Science Co. Ltd., Class A	56,700	50,377
	Wuliangye Yibin Co. Ltd., Class A	22,600	552,161
	WUS Printed Circuit Kunshan Co. Ltd., Class A	35,423	112,311
	Wushang Group Co. Ltd., Class A	15,200	25,006
Ω	WuXi AppTec Co. Ltd., Class H	41,539	365,333
*Ω	Wuxi Biologics Cayman, Inc.	188,500	1,123,995
	Wuxi Boton Technology Co. Ltd., Class A	6,600	28,442
	Wuxi Taiji Industry Co. Ltd., Class A	58,300	55,620
	Wuxi Xinje Electric Co. Ltd., Class A	3,000	15,996
	XCMG Construction Machinery Co. Ltd., Class A	113,800	112,786
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	212,000	161,498
	Xiamen C&D, Inc., Class A	41,700	73,121
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	12,045	13,862
	Xiamen Faratronic Co. Ltd., Class A	2,600	50,096
	Xiamen International Airport Co. Ltd., Class A	5,200	14,618
	Xiamen Intretech, Inc., Class A	21,020	54,239
	Xiamen ITG Group Corp. Ltd., Class A	48,620	64,022
	Xiamen Jihong Technology Co. Ltd., Class A	9,000	27,541
	Xiamen Kingdomway Group Co., Class A	12,523	37,988
	Xiamen Tungsten Co. Ltd., Class A	24,400	68,998
	Xiamen Xiangyu Co. Ltd., Class A	52,100	80,294
*	Xi’an Tian He Defense Technology Co. Ltd., Class A	14,100	21,019
	Xi’an Triangle Defense Co. Ltd., Class A	9,800	50,769
	Xiandai Investment Co. Ltd., Class A	58,000	36,374
	Xiangcai Co. Ltd., Class A	15,100	18,359
	Xianhe Co. Ltd., Class A	10,700	37,519
#*Ω	Xiaomi Corp., Class B	1,938,800	2,751,940
	Xilinmen Furniture Co. Ltd., Class A	8,700	31,943
*	Xinchen China Power Holdings Ltd.	170,000	6,325
	Xinfengming Group Co. Ltd., Class A	40,600	60,438
	Xingda International Holdings Ltd.	396,904	81,512
	Xingfa Aluminium Holdings Ltd.	55,000	49,462
*	Xinhu Zhongbao Co. Ltd., Class A	168,300	67,408
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	129,000	116,658
	Xinhuanet Co. Ltd., Class A	8,300	37,592
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	239,347	196,278
	Xinjiang Tianshan Cement Co. Ltd., Class A	24,600	29,789
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	5,280	18,081
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	288,000	50,858
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	51,100	48,303
#	Xinte Energy Co. Ltd., Class H	116,000	287,220
	Xinxiang Chemical Fiber Co. Ltd., Class A	39,900	18,672
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	103,000	67,731
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	33,700	55,208
	Xinyi Energy Holdings Ltd.	604,769	169,216
	Xinyi Solar Holdings Ltd.	882,273	948,529
	Xinyu Iron & Steel Co. Ltd., Class A	95,802	54,999
*	Xiwang Foodstuffs Co. Ltd., Class A	29,300	20,293
#*	XPeng, Inc., Class A	99,700	476,062
	Xtep International Holdings Ltd.	444,607	518,541
	Xuji Electric Co. Ltd., Class A	15,700	51,140
*	Xunlei Ltd., ADR	27,524	43,488
Ω	Yadea Group Holdings Ltd.	402,000	939,887
*	YaGuang Technology Group Co. Ltd., Class A	23,100	24,165
*	Yanchang Petroleum International Ltd.	1,580,000	7,856
	Yangling Metron New Material, Inc., Class A	5,820	38,378

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	36,500	$71,434
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	8,400	54,024
	Yankershop Food Co. Ltd., Class A	3,600	65,692
	Yankuang Energy Group Co. Ltd., Class H	438,000	1,502,591
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,900	30,912
	Yantai China Pet Foods Co. Ltd., Class A	6,800	21,280
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	12,900	28,221
	Yantai Eddie Precision Machinery Co. Ltd., Class A	13,900	34,164
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	13,800	54,165
*	YanTai Shuangta Food Co. Ltd., Class A	9,700	7,373
	Yantai Zhenghai Bio-tech Co. Ltd.	3,600	23,952
*	Yashili International Holdings Ltd.	408,000	61,387
*	Yeahka Ltd.	10,800	29,648
	Yealink Network Technology Corp. Ltd., Class A	7,200	68,624
	Yeebo International Holdings Ltd.	76,000	27,145
	YGSOFT, Inc., Class A	18,960	23,274
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	156,200	141,021
*	Yifan Pharmaceutical Co. Ltd., Class A	27,300	59,218
	Yifeng Pharmacy Chain Co. Ltd., Class A	3,700	26,656
	Yihai International Holding Ltd.	139,000	368,919
	Yijiahe Technology Co. Ltd., Class A	2,884	15,234
	Yintai Gold Co. Ltd., Class A	44,860	83,426
	Yip’s Chemical Holdings Ltd.	84,000	38,589
*	Yiren Digital Ltd., Sponsored ADR	18,856	39,975
*Ω	Yixin Group Ltd.	251,000	29,911
	Yixintang Pharmaceutical Group Co. Ltd., Class A	12,900	53,801
	YongXing Special Materials Technology Co. Ltd., Class A	7,150	66,076
	Yonyou Network Technology Co. Ltd., Class A	4,300	13,445
	Yotrio Group Co. Ltd., Class A	69,200	39,465
	Youngor Group Co. Ltd., Class A	66,020	65,424
*	Youngy Co. Ltd., Class A	1,800	18,384
*	Youzu Interactive Co. Ltd., Class A	23,100	73,224
	YTO Express Group Co. Ltd., Class A	42,900	107,281
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	12,000	26,420
#	Yuexiu Property Co. Ltd.	670,800	970,422
	Yuexiu Transport Infrastructure Ltd.	238,000	129,933
	Yum China Holdings, Inc.	46,564	2,848,793
	Yunda Holding Co. Ltd., Class A	48,610	85,304
	Yunnan Aluminium Co. Ltd., Class A	64,800	133,476
	Yunnan Baiyao Group Co. Ltd., Class A	4,900	41,179
	Yunnan Copper Co. Ltd., Class A	41,200	75,108
	Yunnan Energy New Material Co. Ltd., Class A	3,100	46,680
	Yunnan Tin Co. Ltd., Class A	46,900	104,768
	Yusys Technologies Co. Ltd., Class A	17,600	47,035
	Yutong Bus Co. Ltd., Class A	43,440	84,867
	ZBOM Home Collection Co. Ltd., Class A	5,040	23,846
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,500	58,983
*	Zhaojin Mining Industry Co. Ltd., Class H	291,000	463,237
	Zhefu Holding Group Co. Ltd., Class A	68,000	37,529
*	Zhejiang Century Huatong Group Co. Ltd., Class A	88,780	87,999
	Zhejiang China Commodities City Group Co. Ltd., Class A	122,600	171,644
	Zhejiang Chint Electrics Co. Ltd., Class A	11,102	41,861
	Zhejiang Communications Technology Co. Ltd.	23,300	20,791
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	25,400	25,405
	Zhejiang Crystal-Optech Co. Ltd., Class A	17,700	29,745
	Zhejiang Dahua Technology Co. Ltd., Class A	36,344	123,324
	Zhejiang Dingli Machinery Co. Ltd., Class A	8,880	65,584
	Zhejiang Expressway Co. Ltd., Class H	400,000	331,944
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	8,900	16,277

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Hailiang Co. Ltd., Class A	63,100	$111,051
	Zhejiang Hangmin Co. Ltd., Class A	18,000	20,583
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	35,400	39,420
	Zhejiang Huace Film & Television Co. Ltd., Class A	40,800	50,903
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	12,800	36,212
	Zhejiang Huayou Cobalt Co. Ltd., Class A	10,180	76,695
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	38,900	55,346
	Zhejiang Jianfeng Group Co. Ltd., Class A	9,500	16,826
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	2,700	7,574
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	5,800	21,039
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	6,300	62,406
*	Zhejiang Jingu Co. Ltd., Class A	27,500	26,654
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	25,160	53,886
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	65,900	82,999
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	18,400	42,393
	Zhejiang Juhua Co. Ltd., Class A	44,800	98,157
	Zhejiang Longsheng Group Co. Ltd., Class A	72,600	100,537
	Zhejiang Medicine Co. Ltd., Class A	26,043	45,060
	Zhejiang Meida Industrial Co. Ltd., Class A	14,800	23,618
	Zhejiang NHU Co. Ltd., Class A	38,676	95,422
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	62,690	36,154
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	2,747	23,385
*	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	9,600	29,719
	Zhejiang Runtu Co. Ltd., Class A	37,200	39,739
	Zhejiang Semir Garment Co. Ltd., Class A	67,100	65,140
	Zhejiang Southeast Space Frame Co. Ltd., Class A	20,100	18,791
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	4,620	11,557
	Zhejiang Supor Co. Ltd., Class A	8,250	61,384
	Zhejiang Tiantie Industry Co. Ltd., Class A	17,409	23,188
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	7,380	30,091
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	41,400	36,456
*	Zhejiang Wanliyang Co. Ltd., Class A	40,300	49,349
	Zhejiang Wanma Co. Ltd., Class A	18,100	28,211
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	24,477	64,704
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	23,500	75,087
	Zhejiang Windey Co. Ltd., Class A	8,190	16,074
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	7,200	48,171
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	17,400	37,560
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	22,120	40,021
	Zhejiang Yankon Group Co. Ltd., Class A	40,200	19,746
	Zhejiang Yasha Decoration Co. Ltd., Class A	25,400	16,818
	Zhejiang Yinlun Machinery Co. Ltd., Class A	23,500	46,030
	Zhejiang Yongtai Technology Co. Ltd., Class A	17,200	42,467
	Zhende Medical Co. Ltd., Class A	3,200	16,569
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	99,800	111,429
	Zheshang Securities Co. Ltd., Class A	34,300	50,810
*	Zhong An Group Ltd.	1,185,000	34,867
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	128,500	400,025
	Zhongji Innolight Co. Ltd., Class A	10,900	141,830
	Zhongjin Gold Corp. Ltd., Class A	30,000	51,692
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	52,500	40,068
	Zhongshan Public Utilities Group Co. Ltd., Class A	20,300	21,677
	Zhongsheng Group Holdings Ltd.	202,000	862,846
*	Zhongtian Financial Group Co. Ltd., Class A	187,255	17,832
	Zhongyu Energy Holdings Ltd.	189,477	147,102
	Zhongyuan Environment-Protection Co. Ltd., Class A	18,500	18,121
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	319,000	146,178
*	Zhuguang Holdings Group Co. Ltd.	206,000	19,193
	Zhuhai Bojay Electronics Co. Ltd., Class A	2,300	11,688

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhuhai Huafa Properties Co. Ltd., Class A	66,300	$101,683
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	13,600	22,303
	Zhuzhou CRRC Times Electric Co. Ltd.	58,700	236,913
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	5,600	33,333
	Zhuzhou Kibing Group Co. Ltd., Class A	73,800	109,771
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	65,380	67,190
	Zijin Mining Group Co. Ltd., Class H	918,000	1,554,225
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	406,800	222,050
	ZTE Corp., Class H	114,960	370,261
	ZTO Express Cayman, Inc., ADR	34,965	967,831
	ZTO Express Cayman, Inc.	4,500	123,896

TOTAL CHINA			308,773,058

COLOMBIA — (0.0%)
	BAC Holding International Corp.	90,297	4,363
	Banco de Bogota SA	4,188	30,487
	Bancolombia SA, Sponsored ADR	5,563	136,294
	Bancolombia SA	11,677	89,479
	Celsia SA ESP	124,823	77,583
	Cementos Argos SA	45,762	30,099
*	CEMEX Latam Holdings SA	45,944	33,172
*	Corp. Financiera Colombiana SA	28,515	80,665
	Ecopetrol SA	285,711	139,146
	Grupo Argos SA	74,124	139,633
	Grupo de Inversiones Suramericana SA	4,660	41,750
	Grupo Energia Bogota SA ESP	61,864	23,703
	Interconexion Electrica SA ESP	26,490	102,622
	Mineros SA	60,974	25,957
	Promigas SA ESP	11,599	10,542

TOTAL COLOMBIA			965,495

CZECH REPUBLIC — (0.0%)
	CEZ AS	18,562	996,521
	Komercni Banka AS	9,798	316,364
Ω	Moneta Money Bank AS	68,535	251,291
	Philip Morris CR AS	62	51,290

TOTAL CZECH REPUBLIC			1,615,466

DENMARK — (1.8%)
*	ALK-Abello AS	37,080	469,402
	Alm Brand AS	295,280	546,260
*	Ambu AS, Class B	11,841	188,275
	AP Moller - Maersk AS, Class A	233	416,416
	AP Moller - Maersk AS, Class B	283	511,537
*	Bang & Olufsen AS	38,004	53,595
	BankNordik P/F	1,133	24,218
#*	Bavarian Nordic AS	21,834	600,454
#*	Bioporto AS	43,970	9,946
*	Brodrene Hartmann AS	1,589	65,810
	Carlsberg AS, Class B	13,795	2,283,027
#	cBrain AS	802	16,562
*	Chemometec AS	3,355	194,132
	Chr Hansen Holding AS	22,052	1,716,295
	Coloplast AS, Class B	17,136	2,468,969
	Columbus AS	29,642	31,099
	D/S Norden AS	14,223	893,726
*	Danske Bank AS	82,240	1,738,125
#*	Demant AS	21,151	906,447

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Dfds AS	14,528	$585,237
	DSV AS	14,444	2,718,417
#	FLSmidth & Co. AS	16,862	666,189
*	Genmab AS	5,126	2,106,604
*	GN Store Nord AS	44,914	1,199,019
	H Lundbeck AS	107,865	571,104
	H Lundbeck AS, Class A	13,747	69,239
*	H+H International AS, Class B	9,383	154,041
	ISS AS	48,840	1,021,132
	Jeudan AS	1,225	49,132
*	Jyske Bank AS	23,137	1,691,636
	Matas AS	11,391	143,315
#*Ω	Netcompany Group AS	8,728	337,792
*	Nilfisk Holding AS	9,614	197,411
*	NKT AS	13,785	724,447
*Ω	NNIT AS	2,705	30,008
	North Media AS	2,639	23,446
	Novo Nordisk AS, Class B	142,160	23,648,934
	Novozymes AS, Class B	15,493	806,607
*	NTG Nordic Transport Group AS, Class A	2,754	146,527
Ω	Orsted AS	6,113	548,642
	Pandora AS	38,224	3,538,083
	Parken Sport & Entertainment AS	2,257	33,866
	Per Aarsleff Holding AS	8,213	353,737
	Ringkjoebing Landbobank AS	9,915	1,394,539
	Rockwool AS, Class A	1,772	426,661
	Rockwool AS, Class B	2,898	701,903
	Royal Unibrew AS	19,787	1,768,643
*	RTX AS	3,370	68,317
Ω	Scandinavian Tobacco Group AS, Class A	23,976	468,301
	Schouw & Co. AS	5,347	455,230
	SimCorp AS	15,314	1,659,966
	Solar AS, Class B	2,972	243,140
	SP Group AS	1,386	58,992
	Spar Nord Bank AS	38,522	626,578
	Sparekassen Sjaelland-Fyn AS	1,733	49,381
	Sydbank AS	27,804	1,240,457
	Tivoli AS	652	78,228
	Topdanmark AS	16,517	871,928
	TORM PLC, Class A	14,637	458,131
	Tryg AS	47,378	1,119,683
	UIE PLC	6,390	177,347
*	Vestas Wind Systems AS	62,345	1,725,123
*	Zealand Pharma AS	7,652	258,790

TOTAL DENMARK			68,350,198

EGYPT — (0.0%)
	Commercial International Bank Egypt SAE,GDR	121,020	146,560
*	Egyptian Financial Group-Hermes Holding Co., GDR	8,263	6,610

TOTAL EGYPT			153,170

FINLAND — (1.0%)
	Aktia Bank Oyj	18,893	190,094
	Alma Media Oyj	9,053	88,797
#	Anora Group Oyj	1,614	9,433
	Atria Oyj	5,381	63,977
#	Bittium Oyj	6,855	31,359
	Cargotec Oyj, Class B	11,454	632,941

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Caverion Oyj	7,388	$70,079
	Citycon Oyj	15,706	118,678
	Digia Oyj	4,257	25,887
	Elisa Oyj	28,446	1,766,533
Ω	Enento Group Oyj	1,242	25,406
	eQ Oyj	496	10,514
*	Finnair Oyj	60,042	35,155
#	Fiskars Oyj Abp	10,162	175,606
	Fortum Oyj	71,913	1,074,091
	F-Secure Oyj	25,473	82,080
#	Harvia Oyj	3,359	83,241
#*	HKScan Oyj, Class A	20,452	17,918
#	Huhtamaki Oyj	43,186	1,556,683
#	Incap Oyj	4,186	51,669
#	Kamux Corp	6,742	41,294
	Kemira Oyj	63,238	1,109,306
	Kesko Oyj, Class A	25,288	524,743
	Kesko Oyj, Class B	85,416	1,780,739
	Kojamo Oyj	28,584	354,916
	Kone Oyj, Class B	37,069	2,114,814
	Konecranes Oyj	29,775	1,166,282
	Lassila & Tikanoja Oyj	17,978	202,068
	Marimekko Oyj	5,660	58,527
#	Metsa Board Oyj, Class A	945	11,090
	Metsa Board Oyj, Class B	59,913	432,023
	Metso Outotec Oyj	132,274	1,460,401
	Musti Group Oyj	3,474	71,984
	Neste Oyj	26,228	1,271,125
	Nokia Oyj	433,923	1,837,066
	Nokia Oyj, Sponsored ADR	124,601	522,078
#	Nokian Renkaat Oyj	52,616	512,605
	Nordea Bank Abp	204,982	2,277,124
	Olvi Oyj, Class A	5,575	181,953
	Oma Saastopankki Oyj	1,744	37,289
	Oriola Oyj, Class A	5,192	8,612
	Oriola Oyj, Class B	53,784	86,093
	Orion Oyj, Class A	8,341	391,220
	Orion Oyj, Class B	31,093	1,460,534
	Outokumpu Oyj	140,430	765,564
#*	Pihlajalinna Oyj	3,618	36,482
#	Ponsse Oyj	3,929	123,319
	Raisio Oyj, Class V	32,276	81,065
	Rapala VMC Oyj	4,345	19,196
	Revenio Group Oyj	7,382	277,586
	Sampo Oyj, Class A	56,002	2,840,139
	Sanoma Oyj	46,595	404,090
	Scanfil Oyj	2,546	24,788
	Stora Enso Oyj, Class R	117,650	1,492,607
	Taaleri Oyj	2,827	32,395
Ω	Terveystalo Oyj	20,357	177,993
	TietoEVRY Oyj	31,003	990,665
	Tokmanni Group Corp.	24,258	332,219
	UPM-Kymmene Oyj	78,731	2,510,763
	Uponor Oyj	16,645	444,191
	Vaisala Oyj, Class A	4,618	194,506
	Valmet Oyj	61,452	2,079,027
#	Verkkokauppa.com Oyj	1,289	3,712
	Wartsila OYJ Abp	87,619	1,016,129
*	WithSecure Oyj	16,659	27,342

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
#	YIT Oyj	51,764	$134,003

TOTAL FINLAND			38,031,808

FRANCE — (5.8%)
	ABC arbitrage	10,604	70,831
*	Accor SA	39,953	1,417,417
*	Aeroports de Paris	1,514	240,584
*	Air France-KLM	152,840	264,744
	Air Liquide SA	18,528	3,333,007
#	Airbus SE	43,814	6,135,480
	AKWEL	4,438	65,859
Ω	ALD SA	34,300	413,208
	Alstom SA	74,891	1,882,353
	Altamir	4,354	134,366
	Alten SA	9,675	1,644,827
#Ω	Amundi SA	11,947	782,706
	Arkema SA	26,817	2,653,355
	Assystem SA	2,373	113,646
*	Atos SE	33,872	469,556
	Aubay	3,407	167,334
#	AXA SA	141,282	4,611,470
	Axway Software SA	3,324	77,971
*	Bastide le Confort Medical	1,878	58,285
	Beneteau SA	17,013	273,831
#	Bigben Interactive	6,565	39,217
	BioMerieux	6,388	668,858
	BNP Paribas SA	75,527	4,880,057
	Boiron SA	2,514	110,612
#	Bollore SE	192,166	1,298,151
#	Bonduelle SCA	7,438	93,939
*††	Bourbon Corp.	4,401	0
#	Bouygues SA	56,586	2,072,136
	Bureau Veritas SA	75,958	2,190,257
	Burelle SA	16	8,629
	Capgemini SE	10,385	1,893,781
	Carrefour SA	182,950	3,805,471
#*	Casino Guichard Perrachon SA	18,513	157,544
	Catana Group	7,299	54,895
	CBo Territoria	9,164	38,790
	Cegedim SA	2,736	59,795
*	CGG SA	315,177	235,863
#	Chargeurs SA	6,064	99,605
	Cie de Saint-Gobain	91,785	5,313,865
	Cie des Alpes	11,970	189,846
	Cie Generale des Etablissements Michelin SCA	144,300	4,595,607
	Cie Plastic Omnium SA	30,340	537,158
#*	Claranova SE	4,482	9,915
	Coface SA	41,198	630,594
	Credit Agricole SA	102,161	1,248,768
	Danone SA	34,118	2,258,054
	Dassault Aviation SA	2,660	519,811
	Dassault Systemes SE	13,035	529,164
	Derichebourg SA	50,289	311,001
	Edenred	28,693	1,864,289
	Eiffage SA	35,461	4,220,704
	Electricite de Strasbourg SA	236	23,374
*Ω	Elior Group SA	42,103	146,494
	Elis SA	68,675	1,364,148
#	Engie SA	248,772	3,981,419

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Equasens	872	$68,929
	Eramet SA	4,210	410,086
	EssilorLuxottica SA	11,553	2,287,263
	Etablissements Maurel et Prom SA	23,457	89,540
	Eurazeo SE	12,738	909,542
*	Euroapi SA	1,821	21,870
	Eurofins Scientific SE	25,027	1,748,131
Ω	Euronext NV	26,067	2,073,089
	Eutelsat Communications SA	76,312	507,297
*	Exail Technologies SA	2,012	42,038
	Exel Industries, Class A	664	37,181
*	Faurecia SE	49,323	1,023,659
	Fnac Darty SA	7,273	274,215
	Gaztransport Et Technigaz SA	8,653	925,362
*	Genfit SA	5,909	24,122
	Getlink SE	34,722	648,928
*	GL Events	2,338	56,164
	Groupe Crit	1,957	161,787
	Guerbet	2,805	51,525
	Haulotte Group SA	4,122	15,933
	Hermes International	2,241	4,865,380
	HEXAOM	1,748	33,925
*	ID Logistics Group	1,050	308,632
	Imerys SA	14,116	580,287
	Infotel SA	870	54,247
	Ipsen SA	10,463	1,268,797
	IPSOS	18,653	1,011,376
	Jacquet Metals SACA	7,037	137,559
*	JCDecaux SE	28,323	627,011
#	Kaufman & Broad SA	9,388	305,462
	Kering SA	5,832	3,734,619
#	Korian SA	31,391	272,356
Ω	La Francaise des Jeux SAEM	22,022	941,261
	Laurent-Perrier	384	52,020
	Lectra	12,530	407,977
	Legrand SA	20,651	1,954,698
	Linedata Services	520	25,904
#	LISI	10,273	291,172
#	LNA Sante SA	2,659	93,214
#	L’Oreal SA	15,803	7,552,522
*	Lumibird	527	7,958
#	LVMH Moet Hennessy Louis Vuitton SE	21,810	20,978,628
Ω	Maisons du Monde SA	11,816	124,635
	Manitou BF SA	3,915	96,693
#	Mersen SA	7,475	301,542
#	Metropole Television SA	18,765	302,958
#*	Nacon SA	2,954	7,840
Ω	Neoen SA	9,354	280,838
	Nexans SA	10,687	919,540
	Nexity SA	19,250	505,021
	NRJ Group	7,862	60,503
#	Oeneo SA	10,332	163,920
#*	OL Groupe SA	7,499	24,318
	Orange SA	575,945	7,496,451
	Pernod Ricard SA	3,731	861,671
#	Plastiques Du Val De Loire	5,908	20,205
*	Prodways Group SA	1,173	2,865
	Publicis Groupe SA	39,525	3,231,448
	Quadient SA	14,778	293,759

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#*††	Recylex SA	5,631	$0
#	Remy Cointreau SA	2,529	437,588
*	Renault SA	53,687	1,994,094
	Rexel SA	90,924	2,106,128
	Robertet SA	144	137,846
	Rothschild & Co.	11,673	602,607
	Rubis SCA	18,143	536,194
	Safran SA	7,026	1,092,682
	Sanofi	45,305	4,882,442
	Sartorius Stedim Biotech	1,722	461,321
	Savencia SA	2,162	150,152
	Schneider Electric SE	20,037	3,494,351
	SCOR SE	63,064	1,631,219
	SEB SA	9,099	1,043,309
	Seche Environnement SA	808	92,461
	SES SA	161,593	1,002,302
*Ω	SMCP SA	9,904	87,684
	Societe BIC SA	9,439	582,539
	Societe Generale SA	96,106	2,334,248
	Societe LDC SA	388	48,718
	Societe pour l’Informatique Industrielle	3,659	204,220
	Sodexo SA	15,108	1,619,094
*	SOITEC	4,158	614,138
#*	Solocal Group	29,165	6,782
	Sopra Steria Group SACA	7,112	1,539,488
	SPIE SA	40,989	1,279,391
	Stef SA	2,121	246,142
	STMicroelectronics NV	49,318	2,109,680
	STMicroelectronics NV	15,838	679,133
	Sword Group	2,456	118,029
	Synergie SE	3,392	123,365
#*	Technicolor Creative Studios SA	27,250	2,988
	Technip Energies NV	47,172	1,046,549
#	Teleperformance	9,074	1,813,489
#	Television Francaise 1	22,498	181,306
	Thales SA	7,667	1,170,010
	Thermador Groupe	1,402	145,343
#	Tikehau Capital SCA	7,753	212,850
	Totalenergies EP Gabon	398	78,958
	TotalEnergies SE	355,054	22,687,919
	Trigano SA	4,185	545,196
*	Ubisoft Entertainment SA	34,989	1,024,728
	Valeo	97,581	1,905,431
*	Vallourec SA	37,859	432,477
#*	Vantiva SA	27,250	6,556
	Veolia Environnement SA, ADR	2,434	38,628
	Veolia Environnement SA	46,913	1,485,498
Ω	Verallia SA	21,540	874,315
	Vetoquinol SA	997	97,707
#	Vicat SA	8,127	237,097
	Vilmorin & Cie SA	2,607	123,668
#	Vinci SA	66,104	8,176,484
	Virbac SA	1,167	398,622
	Vivendi SE	155,807	1,711,454
	Vranken-Pommery Monopole SA	1,450	28,989
	Wavestone	2,037	104,746
*Ω	Worldline SA	51,725	2,250,166
*Ω	X-Fab Silicon Foundries SE	8,321	70,874

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#*	Xilam Animation SA	1,060	$28,847

TOTAL FRANCE			219,976,756

GERMANY — (4.6%)
	1&1 AG	5,022	58,603
	7C Solarparken AG	13,006	57,131
*	Aareal Bank AG	24,766	843,231
	Adesso SE	806	120,848
	Adidas AG	17,412	3,066,358
	AIXTRON SE	1,172	33,182
	All for One Group SE	816	37,033
#	Allgeier SE	1,536	46,333
	Allianz SE	26,533	6,662,621
	Allianz SE, ADR	8,983	224,844
	Amadeus Fire AG	1,297	191,171
#	Aroundtown SA	161,847	220,499
	Atoss Software AG	1,346	270,000
	Aurubis AG	14,817	1,390,090
#*Ω	Auto1 Group SE	4,345	34,287
	BASF SE	113,595	5,875,603
	Basler AG	4,284	92,314
*	Bauer AG	11,685	82,647
	Bayer AG, Sponsored ADR	1,092	17,843
	Bayer AG	139,798	9,226,148
	Bayerische Motoren Werke AG	41,911	4,697,569
	BayWa AG	6,370	272,759
	Bechtle AG	23,443	1,090,315
Ω	Befesa SA	5,563	250,462
	Beiersdorf AG	1,655	231,087
	Bertrandt AG	2,454	136,711
*	Bijou Brigitte AG	1,462	88,314
	Bilfinger SE	13,078	565,801
*	Borussia Dortmund GmbH & Co. KGaA	16,959	84,838
	Brenntag SE	45,305	3,692,567
	CANCOM SE	5,007	180,287
	Carl Zeiss Meditec AG	3,631	488,378
*	CECONOMY AG	68,480	208,971
	CENIT AG	3,712	61,089
	Cewe Stiftung & Co. KGAA	4,089	421,212
#*	Cherry SE	1,642	8,252
*	Commerzbank AG	286,095	3,179,405
	CompuGroup Medical SE & Co. KgaA	9,159	503,590
	Continental AG	19,985	1,402,291
*Ω	Covestro AG	74,159	3,253,388
	CropEnergies AG	12,538	145,207
*	CTS Eventim AG & Co. KGaA	16,703	1,100,480
*	Daimler Truck Holding AG	82,576	2,728,555
*Ω	Delivery Hero SE	5,657	226,117
	Dermapharm Holding SE	5,896	295,989
	Deutsche Bank AG	255,428	2,808,231
	Deutsche Beteiligungs AG	7,006	221,417
	Deutsche Boerse AG	8,191	1,562,095
*	Deutsche Lufthansa AG	125,694	1,351,201
Ω	Deutsche Pfandbriefbank AG	56,777	523,678
	Deutsche Post AG	121,510	5,844,580
	Deutsche Telekom AG	482,206	11,626,843
#	DIC Asset AG	13,392	101,943
	DMG Mori AG	2,236	105,946
*	Dr Hoenle AG	1,020	21,658

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Draegerwerk AG & Co. KGaA	1,349	$62,146
	Duerr AG	23,694	822,110
Ω	DWS Group GmbH & Co. KGaA	479	15,927
	E.ON SE	514,059	6,799,841
	Eckert & Ziegler Strahlen- und Medizintechnik AG	2,988	154,535
	EDAG Engineering Group AG	4,778	55,933
	Elmos Semiconductor SE	2,468	186,542
	ElringKlinger AG	12,064	135,609
	Encavis AG	24,465	423,056
	Energiekontor AG	4,020	322,110
	Evonik Industries AG	58,278	1,272,004
*	Evotec SE	2,789	51,224
	Fielmann AG	8,958	464,054
#*	flatexDEGIRO AG	8,857	95,457
	FORTEC Elektronik AG	461	11,589
#*	Fraport AG Frankfurt Airport Services Worldwide	14,456	778,561
	Freenet AG	53,644	1,529,337
	Fresenius Medical Care AG & Co. KGaA	44,605	2,164,411
	Fresenius SE & Co. KGaA	62,678	1,816,030
	Fuchs Petrolub SE	10,178	330,573
	GEA Group AG	21,734	1,022,212
	Gerresheimer AG	14,689	1,600,622
	Gesco SE	3,358	100,320
	GFT Technologies SE	10,615	419,206
	GK Software SE	208	43,318
*	Global Fashion Group SA	17,226	15,713
	Grand City Properties SA	24,117	201,414
	GRENKE AG	4,220	151,351
*	H&R GmbH & Co. KGaA	5,091	29,198
	Hamburger Hafen und Logistik AG	12,923	178,339
	Hannover Rueck SE	4,514	964,457
#Ω	Hapag-Lloyd AG	2,938	913,577
	Hawesko Holding SE	778	37,054
	HeidelbergCement AG	32,467	2,459,102
#*	Heidelberger Druckmaschinen AG	124,613	258,327
	Hella GmbH & Co. KGaA	176	14,884
*	HelloFresh SE	26,517	712,038
	Henkel AG & Co. KGaA	9,247	683,855
	Hensoldt AG	10,427	391,065
*	Highlight Communications AG	2,448	9,829
	Hochtief AG	5,913	494,968
	Hornbach Holding AG & Co. KGaA	3,557	302,230
	HUGO BOSS AG	21,212	1,599,205
*	Hypoport SE	949	152,183
	Indus Holding AG	9,144	270,835
	Infineon Technologies AG	87,428	3,183,846
	Infineon Technologies AG, ADR	2,548	92,747
Ω	Instone Real Estate Group SE	7,603	60,831
	IVU Traffic Technologies AG	3,385	63,817
	Jenoptik AG	11,778	375,958
Ω	JOST Werke SE	3,836	211,947
	KION Group AG	32,710	1,356,567
	Kloeckner & Co. SE	24,416	271,016
	Knaus Tabbert AG	731	37,937
	Knorr-Bremse AG	15,307	1,072,894
*	Koenig & Bauer AG	6,842	141,429
	Kontron AG	11,418	220,951
	Krones AG	3,585	471,051
	KWS Saat SE & Co. KGaA	2,941	190,693

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Lanxess AG	30,625	$1,247,871
	LEG Immobilien SE	13,349	830,885
	Leifheit AG	2,142	37,937
#*	Manz AG	584	15,341
*	Medigene AG	4,850	9,687
*	Medios AG	1,716	34,437
	Mercedes-Benz Group AG	117,589	9,170,297
	Merck KGaA	5,099	914,601
*	METRO AG	70,661	600,966
	MLP SE	23,345	133,060
	MTU Aero Engines AG	6,773	1,778,383
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,419	1,660,781
#*	Nagarro SE	2,605	280,490
	Nemetschek SE	14,754	1,153,222
	New Work SE	996	181,621
	Nexus AG	2,995	171,788
#*	Nordex SE	26,640	320,830
	Norma Group SE	10,494	249,633
	OHB SE	2,856	101,596
	PATRIZIA SE	13,156	141,435
	Pfeiffer Vacuum Technology AG	1,648	275,106
	PNE AG	25,311	413,567
	Progress-Werk Oberkirch AG	638	21,548
	ProSiebenSat.1 Media SE	63,248	567,979
	PSI Software AG	2,453	79,742
	Puma SE	23,423	1,372,543
*	PVA TePla AG	4,070	87,155
*	q.beyond AG	24,466	19,782
*	QIAGEN NV	35,761	1,596,871
	Rational AG	1,080	782,211
	Rheinmetall AG	18,383	5,384,248
	RTL Group SA	14,468	678,175
	RWE AG	38,095	1,786,131
	Salzgitter AG	16,338	647,796
	SAP SE	13,731	1,858,026
	Schloss Wachenheim AG	576	9,974
Ω	Scout24 SE	13,185	821,783
	Secunet Security Networks AG	408	90,103
#*	SGL Carbon SE	3,031	27,960
#*Ω	Shop Apotheke Europe NV	815	81,362
	Siemens AG	29,321	4,833,048
*	Siemens Energy AG	82,071	2,014,358
Ω	Siemens Healthineers AG	5,135	320,042
	Siltronic AG	7,693	554,474
	Sixt SE	6,009	745,533
#*	SMA Solar Technology AG	1,185	128,180
*	SNP Schneider-Neureither & Partner SE	340	11,046
	Software AG	17,962	613,648
	Stabilus SE	7,794	509,359
	Stemmer Imaging AG	274	13,438
	STRATEC SE	2,427	167,003
	Stroeer SE & Co. KGaA	12,131	665,256
	Suedzucker AG	26,780	540,982
	SUESS MicroTec SE	5,570	145,294
	Surteco Group SE	3,208	69,579
*	SUSE SA	562	10,625
	Symrise AG	7,924	957,398
	Synlab AG	6,803	71,843
	TAG Immobilien AG	39,498	338,218

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Takkt AG	13,964	$223,630
*	Talanx AG	14,201	714,250
*Ω	TeamViewer SE	41,251	761,320
	Technotrans SE	2,550	78,441
	Telefonica Deutschland Holding AG	442,048	1,493,668
	thyssenkrupp AG	104,316	750,680
	Traffic Systems SE	1,036	36,570
	United Internet AG	26,490	454,816
	USU Software AG	492	13,559
*	va-Q-tec AG	716	17,654
#	Varta AG	551	14,290
	VERBIO Vereinigte BioEnergie AG	10,179	379,106
*	Vitesco Technologies Group AG, Class A	6,824	467,343
	Volkswagen AG	4,817	808,739
	Vonovia SE	52,212	1,132,397
	Vossloh AG	3,070	140,825
	Wacker Chemie AG	6,689	1,034,464
	Wacker Neuson SE	13,053	318,373
	Washtec AG	4,170	182,762
*	Westwing Group SE	222	1,730
	Wuestenrot & Wuerttembergische AG	11,256	204,780
*Ω	Zalando SE	8,078	332,244
	Zeal Network SE	1,660	67,962

TOTAL GERMANY			174,275,897

GREECE — (0.1%)
*	Aegean Airlines SA	6,979	59,931
*	Alpha Services & Holdings SA	191,595	240,190
	Athens Water Supply & Sewage Co. SA	7,196	50,014
	Autohellas Tourist & Trading SA	6,331	89,411
	Bank of Greece	4,789	85,796
*	Ellaktor SA	7,025	15,308
	Epsilon Net SA	3,048	26,197
*	Eurobank Ergasias Services & Holdings SA, Class A	262,876	371,688
*††	FF Group.	1,384	0
	Fourlis Holdings SA	10,018	44,210
	GEK Terna Holding Real Estate Construction SA	12,094	165,449
	Hellenic Energy Holdings SA	19,399	154,034
	Hellenic Exchanges - Athens Stock Exchange SA	7,508	33,209
	Hellenic Telecommunications Organization SA	19,115	279,302
	Holding Co. ADMIE IPTO SA	19,838	38,538
	Ideal Holdings SA	2,632	13,178
	Intracom Holdings SA	7,237	14,193
	JUMBO SA	15,102	347,942
*	LAMDA Development SA	13,444	83,048
	Motor Oil Hellas Corinth Refineries SA	16,521	393,754
	Mytilineos SA	6,549	190,005
*	National Bank of Greece SA	48,124	251,843
	OPAP SA	9,527	162,461
*	Piraeus Financial Holdings SA	28,707	67,910
*	Public Power Corp. SA	13,772	118,847
	Quest Holdings SA	2,956	16,115
	Sarantis SA	6,319	49,977
	Terna Energy SA	12,421	275,349
	Thrace Plastics Holding & Co.	3,355	15,369
	Titan Cement International SA	4,489	73,339

TOTAL GREECE			3,726,607

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (1.4%)
	Aeon Credit Service Asia Co. Ltd.	96,000	$64,879
	AIA Group Ltd.	833,400	9,073,285
*	Aidigong Maternal & Child Health Ltd.	366,000	24,308
	Allied Group Ltd.	26,000	5,535
	Analogue Holdings Ltd.	58,000	10,790
	APAC Resources Ltd.	175,200	23,269
#*	Apollo Future Mobility Group Ltd.	184,000	2,797
	Asia Financial Holdings Ltd.	72,000	31,465
*	Asia Standard International Group Ltd.	326,000	26,185
	ASMPT Ltd.	110,000	864,837
	Bank of East Asia Ltd.	280,234	369,323
	Best Mart 360 Holdings Ltd.	40,000	10,452
	BOC Hong Kong Holdings Ltd.	258,500	816,013
	BOCOM International Holdings Co. Ltd.	215,000	12,199
	Bright Smart Securities & Commodities Group Ltd.	52,000	9,179
*††	Brightoil Petroleum Holdings Ltd.	789,000	0
Ω	Budweiser Brewing Co. APAC Ltd.	99,100	286,321
	Build King Holdings Ltd.	90,000	11,924
*††	Burwill Holdings Ltd.	882,000	0
	Cafe de Coral Holdings Ltd.	164,000	229,713
#*	Cathay Pacific Airways Ltd.	439,454	425,230
#*	Central Holding Group Co. Ltd.	13,000	31,628
*	Century City International Holdings Ltd.	320,000	13,724
	Chen Hsong Holdings	118,000	26,192
*	China Best Group Holding Ltd.	371,998	12,800
*††	China Common Rich Renewable Energy Investments Ltd.	190,000	0
*	China Energy Development Holdings Ltd.	2,788,000	32,350
	China Motor Bus Co. Ltd.	2,400	22,014
#*	China Star Entertainment Ltd.	940,000	93,101
*	Chinese Estates Holdings Ltd.	189,000	54,597
	Chinney Investments Ltd.	48,000	7,332
	Chow Sang Sang Holdings International Ltd.	134,000	176,064
	Chow Tai Fook Jewellery Group Ltd.	269,600	541,414
	Chuang’s China Investments Ltd.	440,000	13,636
	Chuang’s Consortium International Ltd.	444,000	35,677
	CITIC Telecom International Holdings Ltd.	1,036,000	416,212
	CK Asset Holdings Ltd.	196,177	1,160,018
	CK Hutchison Holdings Ltd.	247,700	1,655,980
	CK Infrastructure Holdings Ltd.	72,500	412,770
#	CK Life Sciences International Holdings, Inc.	596,000	60,164
	CLP Holdings Ltd.	105,000	781,801
*	C-Mer Eye Care Holdings Ltd.	86,000	49,264
	Convenience Retail Asia Ltd.	92,000	10,551
#††	Convoy, Inc.	1,758,000	7,010
*	Cowell e Holdings, Inc.	70,000	135,395
Ω	Crystal International Group Ltd.	31,000	11,962
*	CSC Holdings Ltd.	5,605,000	27,199
	CSI Properties Ltd.	2,250,000	45,507
*††	CTEG	1,228,000	0
*††	CW Group Holdings Ltd.	193,500	0
	Dah Sing Banking Group Ltd.	130,000	104,272
	Dah Sing Financial Holdings Ltd.	66,400	170,112
	Dickson Concepts International Ltd.	75,000	39,351
	Dynamic Holdings Ltd.	12,000	14,792
	Eagle Nice International Holdings Ltd.	128,000	70,911
	EC Healthcare	123,000	82,823
*††	EcoGreen International Group Ltd.	50,000	2,270
	Emperor International Holdings Ltd.	598,000	47,264
	Emperor Watch & Jewellery Ltd.	1,680,000	37,473

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	ENM Holdings Ltd.	360,000	$18,622
*	Esprit Holdings Ltd.	977,200	79,939
Ω	ESR Group Ltd.	245,400	383,596
	EuroEyes International Eye Clinic Ltd., Class C	11,000	7,494
*	Ev Dynamics Holdings Ltd.	1,140,000	5,092
	Fairwood Holdings Ltd.	31,500	47,130
	Far East Consortium International Ltd.	542,901	137,144
	First Pacific Co. Ltd.	962,000	322,139
*Ω	FIT Hon Teng Ltd.	308,000	61,068
*Ω	Fosun Tourism Group	7,800	9,092
*Ω	Frontage Holdings Corp.	158,000	49,160
	FSE Lifestyle Services Ltd.	28,000	21,540
*	Fullwealth International Group Holdings Ltd.	112,000	10,990
*	Galaxy Entertainment Group Ltd.	27,000	192,167
*††	Genting Hong Kong Ltd.	188,000	1,863
	Giordano International Ltd.	596,000	179,291
#*	Gold Fin Holdings	184,000	0
	Golden Resources Development International Ltd.	152,000	25,241
*††	Goodresources	630,000	0
*	GR Properties Ltd.	186,000	21,064
	Great Eagle Holdings Ltd.	95,925	195,877
	G-Resources Group Ltd.	132,950	35,686
	Guoco Group Ltd.	2,000	16,907
	Guotai Junan International Holdings Ltd.	1,273,000	107,519
*	Haitong International Securities Group Ltd.	1,013,147	85,521
	Hang Lung Group Ltd.	328,000	576,632
	Hang Lung Properties Ltd.	437,000	798,804
	Hang Seng Bank Ltd.	38,300	567,715
	Hanison Construction Holdings Ltd.	60,757	8,432
	Henderson Investment Ltd.	129,000	4,610
	Henderson Land Development Co. Ltd.	188,909	672,653
	HK Electric Investments & HK Electric Investments Ltd.	323,500	204,006
	HKBN Ltd.	272,500	192,290
	HKR International Ltd.	302,560	98,585
	HKT Trust & HKT Ltd.	1,076,000	1,414,156
	Hon Kwok Land Investment Co. Ltd.	22,000	5,647
	Hong Kong & China Gas Co. Ltd.	1,136,168	1,008,838
	Hong Kong Exchanges & Clearing Ltd.	68,746	2,854,121
	Hong Kong Ferry Holdings Co. Ltd.	18,000	16,342
#	Hong Kong Technology Venture Co. Ltd.	150,000	94,353
*	Hongkong & Shanghai Hotels Ltd.	161,683	158,827
Ω	Honma Golf Ltd.	53,500	22,782
*††	Hsin Chong Group Holdings Ltd.	620,000	0
	Hung Hing Printing Group Ltd.	74,000	10,661
	Hutchison Telecommunications Hong Kong Holdings Ltd.	746,000	129,415
	Hysan Development Co. Ltd.	120,000	339,125
*	IGG, Inc.	294,000	243,035
*	Imagi International Holdings Ltd.	90,300	3,916
	International Housewares Retail Co. Ltd.	113,000	41,629
*	IPE Group Ltd.	180,000	12,147
*	IRC Ltd.	1,928,000	22,167
	ITC Properties Group Ltd.	201,073	25,893
	Jacobson Pharma Corp. Ltd.	54,000	6,548
	Johnson Electric Holdings Ltd.	149,913	167,612
	K Wah International Holdings Ltd.	499,072	172,462
	Karrie International Holdings Ltd.	338,000	37,092
	Kerry Logistics Network Ltd.	260,500	369,097
	Kerry Properties Ltd.	209,000	539,242
	Kingmaker Footwear Holdings Ltd.	158,000	17,170

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Kowloon Development Co. Ltd.	150,000	$163,485
	KRP Development Holdings Ltd.	84,500	14,640
*	Kwoon Chung Bus Holdings Ltd.	22,000	6,029
*	Lai Sun Development Co. Ltd.	142,770	28,128
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	505,500	67,147
	Lippo China Resources Ltd.	810,000	10,496
	Lippo Ltd.	58,000	14,618
	Liu Chong Hing Investment Ltd.	84,000	68,320
	L’Occitane International SA	176,500	449,029
	Luk Fook Holdings International Ltd.	144,000	461,451
	Lung Kee Bermuda Holdings	74,000	20,937
	Man Wah Holdings Ltd.	668,000	561,946
#*	Mason Group Holdings Ltd.	9,010,798	32,089
*††	Master Glory GP	197,847	0
	MECOM Power & Construction Ltd.	311,000	56,765
*	Melco International Development Ltd.	148,000	172,247
*	Melco Resorts & Entertainment Ltd., ADR	3,081	42,025
*	MGM China Holdings Ltd.	44,800	61,191
*††	MH Development NPV	24,000	0
*	Midland Holdings Ltd.	154,854	16,227
	Miramar Hotel & Investment	79,000	116,048
	Modern Dental Group Ltd.	140,000	45,531
*	Mongolian Mining Corp.	147,000	52,755
	MTR Corp. Ltd.	84,333	421,372
*	NagaCorp Ltd.	270,292	219,140
	Nameson Holdings Ltd.	354,000	23,031
	New World Development Co. Ltd.	301,952	805,269
*††	NewOcean Energy Holdings Ltd.	370,000	330
	Nissin Foods Co. Ltd.	65,000	58,067
	NWS Holdings Ltd.	547,116	473,891
	Oriental Watch Holdings	155,596	89,130
*	Oshidori International Holdings Ltd.	1,594,198	49,629
	Pacific Basin Shipping Ltd.	1,992,000	693,129
*	Pacific Century Premium Developments Ltd.	218,483	9,763
	Pacific Textiles Holdings Ltd.	431,000	138,678
*	Paliburg Holdings Ltd.	128,000	26,656
*	Paradise Entertainment Ltd.	132,000	14,154
	PC Partner Group Ltd.	122,000	69,973
	PCCW Ltd.	1,832,658	955,966
	Pentamaster International Ltd.	118,000	16,719
#	Perfect Medical Health Management Ltd.	124,000	60,478
	Pico Far East Holdings Ltd.	324,000	54,634
	Playmates Holdings Ltd.	260,000	18,903
	Plover Bay Technologies Ltd.	80,000	23,777
	Power Assets Holdings Ltd.	122,000	697,144
	Prada SpA	80,100	589,751
*	PT International Development Co. Ltd.	454,000	6,774
	Public Financial Holdings Ltd.	156,000	43,784
#*	Realord Group Holdings Ltd.	54,000	37,364
#*	Regal Hotels International Holdings Ltd.	120,000	47,453
Ω	Regina Miracle International Holdings Ltd.	81,000	28,934
	Safety Godown Co. Ltd.	24,000	6,420
*Ω	Samsonite International SA	349,500	1,107,511
*	Sands China Ltd.	34,000	121,768
	SAS Dragon Holdings Ltd.	88,000	39,181
	SEA Holdings Ltd.	60,582	16,664
*	Shangri-La Asia Ltd.	422,000	389,301
*	Shin Hwa World Ltd.	679,800	11,349
*	Shun Tak Holdings Ltd.	648,000	117,629

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Singamas Container Holdings Ltd.	444,000	$34,563
	Sino Land Co. Ltd.	718,255	967,900
	SITC International Holdings Co. Ltd.	397,000	734,324
*	SJM Holdings Ltd.	746,499	388,725
	SmarTone Telecommunications Holdings Ltd.	218,000	132,686
	Solomon Systech International Ltd.	524,000	32,511
	Soundwill Holdings Ltd.	41,000	34,684
*	Space Group Holdings Ltd.	5,000	2,229
	Stella International Holdings Ltd.	163,000	169,707
	Sun Hung Kai & Co. Ltd.	211,000	77,854
	Sun Hung Kai Properties Ltd.	70,500	981,591
	SUNeVision Holdings Ltd.	246,000	139,774
	Swire Pacific Ltd., Class A	78,500	623,143
	Swire Pacific Ltd., Class B	165,000	209,486
	Swire Properties Ltd.	90,000	241,896
	TAI Cheung Holdings Ltd.	164,000	84,670
	Tao Heung Holdings Ltd.	168,000	18,293
*	Taung Gold International Ltd.	4,680,000	13,099
	Techtronic Industries Co. Ltd.	151,500	1,639,001
*	Television Broadcasts Ltd.	110,900	97,203
*††	Tenwow International Holdings Ltd.	224,000	0
	Texhong International Group Ltd.	142,000	103,730
	Texwinca Holdings Ltd.	332,000	59,285
*	Theme International Holdings Ltd.	140,000	16,268
*	TOM Group Ltd.	24,000	1,933
*	Tongda Group Holdings Ltd.	2,489,999	35,021
	Town Health International Medical Group Ltd.	254,000	9,865
	Tradelink Electronic Commerce Ltd.	290,000	35,204
	Transport International Holdings Ltd.	83,646	110,792
	United Laboratories International Holdings Ltd.	452,000	365,976
	Value Partners Group Ltd.	272,000	86,330
	Vedan International Holdings Ltd.	124,000	7,669
	Vitasoy International Holdings Ltd.	144,000	254,712
*Ω	VPower Group International Holdings Ltd., Class H	315,742	14,716
	VSTECS Holdings Ltd.	350,000	201,073
	VTech Holdings Ltd.	58,600	351,807
	Wai Kee Holdings Ltd.	62,000	12,736
*	Wang On Group Ltd.	4,680,000	29,230
*	Welife Technology Ltd.	85,000	5,863
Ω	WH Group Ltd.	2,744,632	1,528,042
	Wharf Real Estate Investment Co. Ltd.	108,000	622,805
	Wing Tai Properties Ltd.	52,000	23,115
*	Wynn Macau Ltd.	186,000	201,232
*	Xingye Alloy Materials Group Ltd.	86,000	11,737
	Xinyi Glass Holdings Ltd.	632,000	1,156,269
	YTO International Express & Supply Chain Technology Ltd.	52,000	12,084
	Yue Yuen Industrial Holdings Ltd.	333,500	501,893
#*	Zensun Enterprises Ltd.	179,000	16,549
*	Zhaobangji Properties Holdings Ltd.	344,000	14,251

TOTAL HONG KONG			53,909,826

HUNGARY — (0.1%)
	Magyar Telekom Telecommunications PLC	100,745	126,787
	MASTERPLAST Nyrt	917	6,391
	MOL Hungarian Oil & Gas PLC	176,173	1,428,632
#*	Opus Global Nyrt	71,590	25,210
	OTP Bank Nyrt	6,924	210,994

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HUNGARY — (Continued)
	Richter Gedeon Nyrt	17,331	$418,587

TOTAL HUNGARY			2,216,601

INDIA — (4.8%)
	360 ONE WAM Ltd.	36,447	186,776
*	3i Infotech Ltd.	16,458	6,619
*	63 Moons Technologies Ltd.	9,800	20,554
	Aarti Drugs Ltd.	15,517	80,060
	Aarti Industries Ltd.	40,532	278,843
*	Aarti Pharmalabs Ltd.	10,133	45,436
*	Aavas Financiers Ltd.	442	7,508
	Abbott India Ltd.	863	235,567
	ACC Ltd.	19,095	412,706
	Action Construction Equipment Ltd.	11,951	61,241
	Adani Enterprises Ltd.	2,347	55,402
*	Adani Green Energy Ltd.	11,553	135,009
	Adani Ports & Special Economic Zone Ltd.	49,114	410,395
*	Adani Power Ltd.	196,152	540,982
	Adani Total Gas Ltd.	15,559	179,947
*	Adani Transmission Ltd.	55,186	697,382
	ADF Foods Ltd.	2,266	20,667
*	Aditya Birla Capital Ltd.	190,334	390,605
	Advanced Enzyme Technologies Ltd.	14,719	46,687
	Aegis Logistics Ltd.	45,524	218,947
	AGI Greenpac Ltd.	11,207	57,001
	Agro Tech Foods Ltd.	1,165	11,402
	Ahluwalia Contracts India Ltd.	7,648	48,346
	AIA Engineering Ltd.	11,115	371,452
	Ajanta Pharma Ltd.	17,812	287,050
	Akzo Nobel India Ltd.	2,300	65,443
	Alembic Ltd.	28,091	21,507
	Alembic Pharmaceuticals Ltd.	25,708	174,722
	Alkem Laboratories Ltd.	6,176	266,200
	Alkyl Amines Chemicals	3,302	95,749
	Allcargo Logistics Ltd.	31,372	105,286
	Allcargo Terminals Ltd.	31,372	23,531
	Amara Raja Batteries Ltd.	20,590	151,669
	Ambuja Cements Ltd.	59,988	292,075
	Amrutanjan Health Care Ltd.	2,336	17,307
	Anant Raj Ltd.	34,045	59,071
	Andhra Sugars Ltd.	28,073	39,829
	Angel One Ltd.	5,945	89,809
	Apar Industries Ltd.	4,455	153,552
	Apcotex Industries Ltd.	3,910	24,076
	APL Apollo Tubes Ltd.	37,580	549,977
	Apollo Hospitals Enterprise Ltd.	13,609	754,379
	Apollo Tyres Ltd.	127,582	543,133
*	Arvind Fashions Ltd.	12,904	44,644
*	Arvind Ltd.	61,309	81,084
	Asahi India Glass Ltd.	18,993	112,454
	Ashiana Housing Ltd.	8,770	19,071
	Ashok Leyland Ltd.	194,617	347,515
*	Ashoka Buildcon Ltd.	45,156	48,608
	Asian Paints Ltd.	22,765	807,838
	Astec Lifesciences Ltd.	1,813	29,697
*Ω	Aster DM Healthcare Ltd.	42,764	128,888
	Astra Microwave Products Ltd.	16,150	61,043
	Astral Ltd.	18,825	334,670
	AstraZeneca Pharma India Ltd.	1,165	44,964

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Atul Ltd.	3,649	$307,266
Ω	AU Small Finance Bank Ltd.	27,468	223,611
	Aurobindo Pharma Ltd.	130,293	981,759
	Automotive Axles Ltd.	1,309	38,678
	Avanti Feeds Ltd.	16,178	71,689
*Ω	Avenue Supermarts Ltd.	1,757	75,718
	Axis Bank Ltd.	250,514	2,644,401
	Axis Bank Ltd., GDR	1,036	54,701
	Bajaj Auto Ltd.	5,912	319,290
	Bajaj Consumer Care Ltd.	18,382	35,669
	Bajaj Finance Ltd.	17,369	1,336,089
	Bajaj Finserv Ltd.	12,340	205,193
*	Bajaj Hindusthan Sugar Ltd.	308,050	55,270
	Bajaj Holdings & Investment Ltd.	8,383	707,729
	Balaji Amines Ltd.	4,219	108,641
	Balkrishna Industries Ltd.	23,789	606,315
	Balmer Lawrie & Co. Ltd.	31,203	45,159
	Balrampur Chini Mills Ltd.	73,082	372,857
	Banco Products India Ltd.	4,272	13,516
*Ω	Bandhan Bank Ltd.	81,388	228,891
	Bank of Baroda	269,632	623,721
	Bank of India	99,928	103,022
	Bank of Maharashtra	340,405	126,078
	Bannari Amman Sugars Ltd.	790	28,022
	BASF India Ltd.	3,176	92,192
	Bata India Ltd.	11,145	200,983
	Bayer CropScience Ltd.	1,033	52,269
*	BEML Land Assets Ltd.	5,370	13,632
	BEML Ltd.	5,370	80,023
	Berger Paints India Ltd.	34,794	260,192
*	BF Utilities Ltd.	4,868	20,162
	Bhansali Engineering Polymers Ltd.	4,216	5,226
	Bharat Bijlee Ltd.	1,368	45,925
	Bharat Dynamics Ltd.	8,414	103,766
	Bharat Electronics Ltd.	840,447	1,062,853
	Bharat Forge Ltd.	54,243	531,489
	Bharat Heavy Electricals Ltd.	314,218	302,933
	Bharat Petroleum Corp. Ltd.	98,998	431,735
	Bharat Rasayan Ltd.	275	33,310
	Bharti Airtel Ltd.	273,510	2,676,144
	Biocon Ltd.	76,628	217,744
	Birla Corp. Ltd.	9,881	111,261
	Birlasoft Ltd.	72,499	243,386
*	Black Box Ltd.	6,786	11,444
	BLS International Services Ltd.	16,560	36,401
	Blue Dart Express Ltd.	1,564	113,726
	Blue Star Ltd.	9,183	166,600
	Bombay Burmah Trading Co.	5,089	64,503
*	Borosil Ltd.	2,074	10,354
*	Borosil Renewables Ltd.	12,607	79,308
	Bosch Ltd.	649	154,030
	Brigade Enterprises Ltd.	25,902	158,727
	Brightcom Group Ltd.	2,124	244
	Britannia Industries Ltd.	12,482	692,905
	BSE Ltd.	17,184	110,402
*	Camlin Fine Sciences Ltd.	4,683	9,901
	Can Fin Homes Ltd.	23,250	175,640
	Canara Bank	96,339	374,799
*	Capacit’e Infraprojects Ltd.	8,742	14,071

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Caplin Point Laboratories Ltd.	5,976	$49,677
	Carborundum Universal Ltd.	22,029	288,813
	Care Ratings Ltd.	4,806	37,809
	Castrol India Ltd.	102,916	150,952
	CCL Products India Ltd.	36,778	269,904
	Ceat Ltd.	8,354	160,249
*	Central Bank of India Ltd.	268,110	99,873
	Central Depository Services India Ltd.	14,699	181,329
	Century Enka Ltd.	5,766	28,285
	Century Plyboards India Ltd.	21,503	137,279
	Century Textiles & Industries Ltd.	17,159	143,215
	Cera Sanitaryware Ltd.	1,982	151,745
	CESC Ltd.	157,900	132,578
	CG Power & Industrial Solutions Ltd.	137,635	519,406
*	Chalet Hotels Ltd.	4,849	22,823
	Chambal Fertilisers & Chemicals Ltd.	67,533	236,065
	Chennai Petroleum Corp. Ltd.	10,216	38,037
††	Chennai Super Kings Cricket Ltd.	52,326	270
	Cholamandalam Financial Holdings Ltd.	30,613	226,071
	Cholamandalam Investment & Finance Co. Ltd.	100,903	1,082,059
	Cigniti Technologies Ltd.	4,584	48,445
	Cipla Ltd.	103,155	1,148,791
	City Union Bank Ltd.	128,828	223,976
	Coal India Ltd.	125,372	358,191
Ω	Cochin Shipyard Ltd.	16,230	100,148
*Ω	Coffee Day Enterprises Ltd.	29,071	11,646
	Coforge Ltd.	9,027	462,751
	Colgate-Palmolive India Ltd.	23,255	452,640
	Computer Age Management Services Ltd.	7,387	186,163
	Container Corp. of India Ltd.	52,193	390,760
	Coromandel International Ltd.	43,719	505,800
*	Cosmo First Ltd.	5,608	42,791
*	CreditAccess Grameen Ltd.	8,631	102,071
	CRISIL Ltd.	5,681	250,560
	Crompton Greaves Consumer Electricals Ltd.	154,419	482,232
*	CSB Bank Ltd.	4,343	14,923
	Cummins India Ltd.	16,804	324,159
	Cyient Ltd.	15,957	230,768
*	D B Realty Ltd.	24,477	26,288
	Dabur India Ltd.	56,117	366,337
	Dalmia Bharat Ltd.	24,001	588,392
	Dalmia Bharat Sugar & Industries Ltd.	7,147	32,483
	DB Corp. Ltd.	24,605	35,574
	DCB Bank Ltd.	72,669	94,987
	DCM Shriram Ltd.	20,669	206,477
	DCW Ltd.	49,031	27,577
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	19,971	146,541
	Deepak Nitrite Ltd.	12,191	281,452
	Delta Corp. Ltd.	32,285	81,211
*	DEN Networks Ltd.	41,201	15,478
*	Dhampur Bio Organics Ltd.	16,263	33,110
	Dhampur Sugar Mills Ltd.	16,263	48,744
*	Dhani Services Ltd.	83,065	38,921
	Dhanuka Agritech Ltd.	5,584	43,881
Ω	Dilip Buildcon Ltd.	15,884	35,094
*	Dish TV India Ltd.	343,258	66,828
*	Dishman Carbogen Amcis Ltd.	27,694	47,248
	Divi’s Laboratories Ltd.	17,454	698,585
	Dixon Technologies India Ltd.	9,427	336,722

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	DLF Ltd.	94,388	$492,042
	Dollar Industries Ltd.	1,204	5,124
Ω	Dr Lal PathLabs Ltd.	12,660	302,750
	Dr Reddy’s Laboratories Ltd., ADR	15,521	938,400
	Dr Reddy’s Laboratories Ltd.	15,332	920,834
	Dwarikesh Sugar Industries Ltd.	22,777	25,693
	Dynamatic Technologies Ltd.	1,057	37,846
	eClerx Services Ltd.	13,976	228,762
	Edelweiss Financial Services Ltd.	141,455	118,408
	Eicher Motors Ltd.	11,067	447,730
	EID Parry India Ltd.	27,575	169,740
*	EIH Associated Hotels	3,502	20,455
*	EIH Ltd.	48,193	111,308
	Electrosteel Castings Ltd.	143,137	66,689
	Elgi Equipments Ltd.	32,594	185,931
	Emami Ltd.	64,593	295,847
Ω	Endurance Technologies Ltd.	6,331	103,656
	Engineers India Ltd.	88,087	89,145
	EPL Ltd.	13,454	28,783
*Ω	Equitas Small Finance Bank Ltd.	80,509	68,206
Ω	Eris Lifesciences Ltd.	7,654	58,570
	ESAB India Ltd.	1,446	61,676
	Escorts Kubota Ltd.	7,522	182,547
	Everest Industries Ltd.	2,593	27,851
	Everest Kanto Cylinder Ltd.	10,547	12,526
	Excel Industries Ltd.	1,267	13,595
*	Exide Industries Ltd.	132,617	317,835
	Fairchem Organics Ltd.	494	7,616
*	FDC Ltd.	18,270	65,573
	Federal Bank Ltd.	595,372	985,872
*	Federal-Mogul Goetze India Ltd.	2,733	11,125
	FIEM Industries Ltd.	1,999	43,325
	Filatex India Ltd.	38,784	17,320
	Fine Organic Industries Ltd.	2,421	131,299
	Finolex Cables Ltd.	22,825	249,621
	Finolex Industries Ltd.	77,237	158,549
	Firstsource Solutions Ltd.	78,315	111,973
	Force Motors Ltd.	3,168	51,926
*	Fortis Healthcare Ltd.	173,242	553,742
	Gabriel India Ltd.	27,470	51,868
	GAIL India Ltd.	727,699	956,072
	Galaxy Surfactants Ltd.	2,102	64,266
*	Ganesh Housing Corp. Ltd.	5,906	24,073
	Garden Reach Shipbuilders & Engineers Ltd.	13,059	74,202
	Garware Technical Fibres Ltd.	4,176	148,306
	Gateway Distriparks Ltd.	96,744	75,723
*	Gati Ltd.	17,181	25,100
*	GE T&D India Ltd.	23,648	51,150
Ω	General Insurance Corp. of India	16,865	31,735
	Genus Power Infrastructures Ltd.	31,303	34,859
	GHCL Ltd.	23,955	142,738
	Ghcl Textiles Ltd.	23,955	9,733
	GIC Housing Finance Ltd.	18,109	36,483
	Gillette India Ltd.	2,137	114,871
	GlaxoSmithKline Pharmaceuticals Ltd.	8,551	129,836
	Glenmark Pharmaceuticals Ltd.	58,036	400,212
	GMM Pfaudler Ltd.	1,759	31,929
*	GMR Airports Infrastructure Ltd.	224,422	125,482
	Godawari Power & Ispat Ltd.	11,399	49,913

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Godfrey Phillips India Ltd.	5,565	$120,670
Ω	Godrej Agrovet Ltd.	3,324	17,816
*	Godrej Consumer Products Ltd.	35,807	399,124
*	Godrej Industries Ltd.	28,932	158,685
*	Godrej Properties Ltd.	10,818	174,749
	Goodyear India Ltd.	2,222	30,108
	Granules India Ltd.	56,623	208,119
	Graphite India Ltd.	18,159	66,002
	Grasim Industries Ltd.	56,927	1,198,172
	Grauer & Weil India Ltd.	12,806	17,718
*	Gravita India Ltd.	2,184	13,606
	Great Eastern Shipping Co. Ltd.	37,226	309,066
	Greaves Cotton Ltd.	16,861	27,619
	Greenlam Industries Ltd.	6,449	23,076
	Greenpanel Industries Ltd.	16,581	60,697
	Greenply Industries Ltd.	16,548	29,318
	Grindwell Norton Ltd.	9,443	220,691
	Gujarat Alkalies & Chemicals Ltd.	13,663	114,744
	Gujarat Ambuja Exports Ltd.	36,412	130,400
	Gujarat Fluorochemicals Ltd.	9,976	414,845
	Gujarat Gas Ltd.	24,930	142,956
	Gujarat Industries Power Co. Ltd.	12,468	14,238
	Gujarat Mineral Development Corp. Ltd.	43,682	83,846
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	30,533	219,655
	Gujarat Pipavav Port Ltd.	89,581	124,630
	Gujarat State Fertilizers & Chemicals Ltd.	65,661	127,631
	Gujarat State Petronet Ltd.	100,344	350,445
	Gulf Oil Lubricants India Ltd.	3,029	15,125
	Happiest Minds Technologies Ltd.	11,910	120,375
*	Hathway Cable & Datacom Ltd.	45,980	7,581
	Hatsun Agro Product Ltd.	17,318	178,811
	Havells India Ltd.	37,085	558,588
	HBL Power Systems Ltd.	65,276	90,240
	HCL Technologies Ltd.	135,785	1,773,419
Ω	HDFC Asset Management Co. Ltd.	9,368	202,921
	HDFC Bank Ltd.	247,834	5,122,652
Ω	HDFC Life Insurance Co. Ltd.	22,041	143,280
*	HealthCare Global Enterprises Ltd.	6,523	21,561
	HEG Ltd.	3,340	45,742
	HeidelbergCement India Ltd.	34,643	73,253
	Heritage Foods Ltd.	15,124	31,412
	Hero MotoCorp Ltd.	36,123	1,133,397
	Hester Biosciences Ltd.	1,115	24,681
*	Heubach Colorants India Ltd.	3,474	13,812
	HFCL Ltd.	235,479	186,449
	HG Infra Engineering Ltd.	5,215	56,190
	Hikal Ltd.	22,547	81,011
	HIL Ltd.	1,370	45,407
	Himadri Speciality Chemical Ltd.	96,129	121,928
	Hindalco Industries Ltd.	436,620	2,339,437
	Hinduja Global Solutions Ltd.	7,126	90,359
	Hindustan Aeronautics Ltd.	12,704	454,603
*	Hindustan Construction Co. Ltd.	161,631	32,167
	Hindustan Copper Ltd.	55,468	68,968
*	Hindustan Oil Exploration Co. Ltd.	11,080	22,433
	Hindustan Petroleum Corp. Ltd.	107,239	329,223
	Hindustan Unilever Ltd.	36,054	1,085,513
	Hitachi Energy India Ltd.	2,367	95,970
	Hle Glascoat Ltd.	1,465	10,687

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Honda India Power Products Ltd.	1,245	$37,511
	Honeywell Automation India Ltd.	297	129,358
	Housing Development Finance Corp. Ltd.	89,030	3,027,296
	Huhtamaki India Ltd.	7,123	19,790
	I G Petrochemicals Ltd.	4,751	28,160
	ICICI Bank Ltd., Sponsored ADR	87,297	1,986,007
	ICICI Bank Ltd.	115,986	1,310,802
Ω	ICICI Lombard General Insurance Co. Ltd.	20,047	264,933
Ω	ICICI Prudential Life Insurance Co. Ltd.	17,268	91,804
Ω	ICICI Securities Ltd.	18,452	100,030
	ICRA Ltd.	776	44,868
*	IDFC First Bank Ltd.	1,092,132	831,863
	IDFC Ltd.	434,035	468,958
*	IFB Industries Ltd.	1,075	11,142
	IIFL Finance Ltd.	55,498	325,939
	IIFL Securities Ltd.	35,706	25,769
	India Cements Ltd.	86,812	197,252
	India Glycols Ltd.	4,576	31,720
	India Nippon Electricals Ltd.	1,400	6,263
*	Indiabulls Housing Finance Ltd.	107,599	142,582
*	Indiabulls Real Estate Ltd.	108,361	96,944
	Indian Bank	72,174	285,247
Ω	Indian Energy Exchange Ltd.	127,492	244,514
	Indian Hotels Co. Ltd.	64,599	268,609
	Indian Metals & Ferro Alloys Ltd.	1,877	6,533
	Indian Oil Corp. Ltd.	275,190	274,080
*	Indian Overseas Bank	508,726	161,145
	Indian Railway Catering & Tourism Corp. Ltd.	18,683	141,674
Ω	Indian Railway Finance Corp. Ltd.	141,713	55,129
	Indo Count Industries Ltd.	29,913	49,931
	Indoco Remedies Ltd.	6,213	24,452
	Indraprastha Gas Ltd.	62,266	377,188
	Indus Towers Ltd.	217,731	413,186
	IndusInd Bank Ltd.	35,507	502,897
*	Infibeam Avenues Ltd.	338,796	57,432
	Info Edge India Ltd.	8,235	381,327
	Infosys Ltd.	301,896	4,658,744
	Ingersoll Rand India Ltd.	2,018	68,439
*	Inox Wind Ltd.	11,379	14,966
	Insecticides India Ltd.	1,658	9,710
	Intellect Design Arena Ltd.	16,141	88,167
*Ω	InterGlobe Aviation Ltd.	14,591	361,719
	IOL Chemicals & Pharmaceuticals Ltd.	8,855	43,342
	Ipca Laboratories Ltd.	32,280	280,157
	IRB Infrastructure Developers Ltd.	466,100	157,261
Ω	IRCON International Ltd.	78,591	71,464
	ISGEC Heavy Engineering Ltd.	1,141	6,809
	ITC Ltd.	447,238	2,335,804
	ITD Cementation India Ltd.	22,260	33,828
*	ITI Ltd.	28,841	33,610
	J Kumar Infraprojects Ltd.	11,676	39,278
	Jagran Prakashan Ltd.	29,376	26,411
	Jai Corp. Ltd.	15,986	29,119
*	Jaiprakash Power Ventures Ltd.	578,463	41,890
*	Jammu & Kashmir Bank Ltd.	95,744	68,673
	Jamna Auto Industries Ltd.	27,803	35,670
	JB Chemicals & Pharmaceuticals Ltd.	9,430	243,752
	JBM Auto Ltd.	1,810	17,804
	Jindal Poly Films Ltd.	7,687	58,816

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Jindal Saw Ltd.	68,205	$136,858
	Jindal Stainless Ltd.	171,783	597,046
	Jindal Steel & Power Ltd.	151,388	1,081,660
	JK Cement Ltd.	9,251	340,375
	JK Lakshmi Cement Ltd.	16,149	154,567
	JK Paper Ltd.	39,899	184,845
	JK Tyre & Industries Ltd.	33,904	74,583
	JM Financial Ltd.	126,883	94,903
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	1,702	23,315
	JSW Energy Ltd.	153,003	486,914
	JSW Steel Ltd.	292,736	2,609,290
	JTEKT India Ltd.	27,645	37,132
	Jubilant Foodworks Ltd.	100,705	552,544
	Jubilant Ingrevia Ltd.	36,620	188,792
	Jubilant Pharmova Ltd.	38,343	145,661
	Jyothy Labs Ltd.	19,894	47,239
	Kajaria Ceramics Ltd.	35,331	473,857
	Kalpataru Power Transmission Ltd.	23,959	158,560
	Kalyani Steels Ltd.	8,932	36,250
	Kansai Nerolac Paints Ltd.	12,596	58,596
	Karnataka Bank Ltd.	111,612	184,464
	Karur Vysya Bank Ltd.	162,946	195,329
	Kaveri Seed Co. Ltd.	10,833	70,424
	KCP Ltd.	18,420	23,944
	KEC International Ltd.	39,834	223,672
	KEI Industries Ltd.	27,752	644,947
	Kennametal India Ltd.	1,297	36,430
	Kewal Kiran Clothing Ltd.	2,389	13,531
*	Kiri Industries Ltd.	7,436	26,908
	Kirloskar Brothers Ltd.	4,402	23,032
	Kirloskar Oil Engines Ltd.	17,599	85,010
	Kitex Garments Ltd.	7,762	15,279
	KNR Constructions Ltd.	42,416	124,863
	Kolte-Patil Developers Ltd.	5,570	17,247
	Kotak Mahindra Bank Ltd.	34,459	817,989
	KPIT Technologies Ltd.	58,305	655,330
	KPR Mill Ltd.	53,906	397,147
	KRBL Ltd.	25,487	123,292
	KSB Ltd.	4,122	113,980
	L&T Finance Holdings Ltd.	328,652	373,453
Ω	L&T Technology Services Ltd.	4,254	198,267
	LA Opala RG Ltd.	1,909	8,989
	Lakshmi Machine Works Ltd.	771	102,053
	Larsen & Toubro Ltd.	75,885	2,196,014
Ω	Laurus Labs Ltd.	87,829	330,750
	LG Balakrishnan & Bros Ltd.	7,963	84,937
	LIC Housing Finance Ltd.	121,954	514,449
	Linde India Ltd.	3,102	152,136
	LT Foods Ltd.	41,256	56,107
Ω	LTIMindtree Ltd.	18,857	1,022,981
	Lumax Auto Technologies Ltd.	10,082	38,702
	Lumax Industries Ltd.	1,052	26,470
	Lupin Ltd.	62,163	538,368
*	LUX Industries Ltd.	1,387	23,291
	Mahanagar Gas Ltd.	9,680	119,389
	Maharashtra Scooters Ltd.	349	21,492
	Maharashtra Seamless Ltd.	18,958	99,867
	Mahindra & Mahindra Financial Services Ltd.	298,747	950,528
	Mahindra & Mahindra Ltd.	145,183	2,181,169

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Mahindra CIE Automotive Ltd.	39,842	$195,292
*	Mahindra Holidays & Resorts India Ltd.	34,822	128,914
	Mahindra Lifespace Developers Ltd.	27,548	125,659
Ω	Mahindra Logistics Ltd.	3,838	17,361
	Maithan Alloys Ltd.	2,030	22,522
	Man Infraconstruction Ltd.	30,854	30,868
	Manappuram Finance Ltd.	235,523	374,400
	Mangalam Cement Ltd.	5,061	17,875
*	Mangalore Refinery & Petrochemicals Ltd.	40,362	31,877
	Marico Ltd.	106,063	646,668
	Marksans Pharma Ltd.	74,161	73,204
	Maruti Suzuki India Ltd.	2,703	285,228
Ω	MAS Financial Services Ltd.	4,593	39,370
	Mastek Ltd.	4,519	95,179
*	Max Financial Services Ltd.	11,671	91,057
*	Max Healthcare Institute Ltd.	26,551	148,288
*	Max Ventures & Industries Ltd.	6,858	16,156
	Mayur Uniquoters Ltd.	8,402	52,455
	Mazagon Dock Shipbuilders Ltd.	12,362	114,455
	Meghmani Finechem Ltd.	3,103	36,453
	Meghmani Organics Ltd.	33,015	34,475
Ω	Metropolis Healthcare Ltd.	6,923	106,234
	Minda Corp. Ltd.	11,926	41,409
Ω	Mishra Dhatu Nigam Ltd.	14,607	36,714
	MM Forgings Ltd.	3,625	37,151
	MOIL Ltd.	22,181	42,542
	Monte Carlo Fashions Ltd.	3,649	31,684
*	Morepen Laboratories Ltd.	75,587	25,442
	Motherson Sumi Wiring India Ltd.	433,050	285,718
	Motilal Oswal Financial Services Ltd.	12,383	93,796
	Mphasis Ltd.	33,542	750,169
	MRF Ltd.	654	712,097
	Mrs Bectors Food Specialities Ltd.	4,039	30,549
	MSTC Ltd.	7,750	28,743
	Multi Commodity Exchange of India Ltd.	2,793	47,952
	Muthoot Finance Ltd.	66,141	824,938
	Narayana Hrudayalaya Ltd.	18,518	172,104
	Natco Pharma Ltd.	28,761	202,445
	National Aluminium Co. Ltd.	319,195	324,748
*	National Fertilizers Ltd.	35,078	34,014
	Nava Ltd.	42,413	122,478
	Navin Fluorine International Ltd.	1,958	116,220
	Navneet Education Ltd.	39,220	55,313
	NBCC India Ltd.	153,417	74,143
	NCC Ltd.	133,271	195,509
	NCL Industries Ltd.	8,249	18,908
	NELCO Ltd.	2,004	15,502
	NESCO Ltd.	8,606	58,390
	Nestle India Ltd.	3,680	979,834
	Neuland Laboratories Ltd.	1,127	29,457
	NHPC Ltd.	332,705	180,024
*	NIIT Ltd.	25,172	111,940
	Nilkamal Ltd.	2,650	66,764
Ω	Nippon Life India Asset Management Ltd.	19,665	57,452
	NLC India Ltd.	66,590	66,393
	NMDC Ltd.	262,907	350,369
*††	NMDC Steel Ltd.	262,907	118,866
	NOCIL Ltd.	39,174	102,303
	Novartis India Ltd.	1,821	13,271

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	NRB Bearings Ltd.	20,512	$37,841
	NTPC Ltd.	299,031	630,708
	Nucleus Software Exports Ltd.	3,108	23,001
	Oberoi Realty Ltd.	36,793	411,547
	Oil & Natural Gas Corp. Ltd.	129,321	251,812
	Oil India Ltd.	56,889	177,948
	OnMobile Global Ltd.	12,044	10,354
	Oracle Financial Services Software Ltd.	5,536	242,572
	Orient Cement Ltd.	38,546	60,042
	Orient Electric Ltd.	29,101	79,459
	Orient Paper & Industries Ltd.	48,586	25,875
	Oriental Carbon & Chemicals Ltd.	1,440	12,332
*	Orissa Minerals Development Co. Ltd.	246	8,407
	Page Industries Ltd.	938	463,389
	Paisalo Digital Ltd.	58,490	36,489
	Panama Petrochem Ltd.	5,121	18,638
*Ω	Parag Milk Foods Ltd.	9,183	9,889
*	Patel Engineering Ltd.	105,493	26,498
*	PC Jeweller Ltd.	66,129	20,699
	PCBL Ltd.	61,168	96,063
	Persistent Systems Ltd.	16,947	985,153
	Petronet LNG Ltd.	293,933	853,177
	Pfizer Ltd.	2,456	112,972
	Phoenix Mills Ltd.	16,323	288,867
	PI Industries Ltd.	13,700	566,942
	Pidilite Industries Ltd.	13,377	395,906
	Piramal Enterprises Ltd.	31,460	284,140
*	Piramal Pharma Ltd.	125,840	108,733
*Ω	PNB Housing Finance Ltd.	5,256	28,777
	PNB Housing Finance Ltd.	2,822	15,380
	PNC Infratech Ltd.	30,500	105,933
	Poly Medicure Ltd.	4,687	56,243
	Polycab India Ltd.	6,068	237,751
	Polyplex Corp. Ltd.	6,105	101,873
	Poonawalla Fincorp Ltd.	51,968	206,207
	Power Finance Corp. Ltd.	337,298	703,286
	Power Grid Corp. of India Ltd.	239,177	692,841
	Power Mech Projects Ltd.	1,652	53,267
	Praj Industries Ltd.	24,932	108,587
*	Prakash Industries Ltd.	57,269	38,413
Ω	Prataap Snacks Ltd.	2,707	23,974
	Prestige Estates Projects Ltd.	53,086	318,459
*	Pricol Ltd.	26,229	80,535
*	Prime Focus Ltd.	9,031	9,126
	Prince Pipes & Fittings Ltd.	6,088	44,053
*	Prism Johnson Ltd.	43,150	65,692
	Privi Speciality Chemicals Ltd.	2,218	28,984
	Procter & Gamble Health Ltd.	2,444	138,973
	Procter & Gamble Hygiene & Health Care Ltd.	1,703	291,673
	PSP Projects Ltd.	3,112	26,254
	PTC India Ltd.	99,145	115,444
	Punjab National Bank	439,236	282,042
	Puravankara Ltd.	5,536	5,249
*	PVR Ltd.	6,920	124,327
Ω	Quess Corp. Ltd.	19,671	87,582
	Radico Khaitan Ltd.	19,581	269,759
	Rain Industries Ltd.	61,259	121,882
	Rajesh Exports Ltd.	33,725	230,454
	Rallis India Ltd.	18,917	43,816

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ramco Cements Ltd.	27,322	$247,073
	Ramco Industries Ltd.	13,704	21,684
	Ramkrishna Forgings Ltd.	13,260	52,613
	Rane Holdings Ltd.	2,514	28,657
	Rashtriya Chemicals & Fertilizers Ltd.	55,235	73,798
	Ratnamani Metals & Tubes Ltd.	5,918	155,644
	Raymond Ltd.	14,744	287,885
*Ω	RBL Bank Ltd.	157,218	310,927
	REC Ltd.	477,632	774,518
	Redington Ltd.	209,436	432,362
	Redtape Ltd.	8,330	22,378
	Relaxo Footwears Ltd.	12,843	132,788
	Reliance Industrial Infrastructure Ltd.	2,215	22,909
	Reliance Industries Ltd.	235,961	7,005,631
*	Reliance Infrastructure Ltd.	40,867	79,164
*	Reliance Power Ltd.	916,309	138,518
	Repco Home Finance Ltd.	10,088	23,528
	Rhi Magnesita India Ltd.	11,496	90,739
	Rico Auto Industries Ltd.	31,447	27,680
	RITES Ltd.	14,370	67,682
*	RPSG Ventures Ltd.	2,272	10,818
	RSWM Ltd.	7,568	17,032
	Rupa & Co. Ltd.	4,580	13,685
	Sagar Cements Ltd.	10,335	24,387
	Samvardhana Motherson International Ltd.	463,984	418,770
	Sandhar Technologies Ltd.	3,136	8,098
	Sangam India Ltd.	5,785	19,314
	Sanghvi Movers Ltd.	3,370	15,972
	Sanofi India Ltd.	2,438	166,129
	Sarda Energy & Minerals Ltd.	2,755	37,719
	Saregama India Ltd.	9,284	37,629
	Sasken Technologies Ltd.	583	6,387
*	Satin Creditcare Network Ltd.	3,262	5,796
	Savita Oil Technologies Ltd.	4,462	15,236
	SBI Cards & Payment Services Ltd.	21,247	200,759
Ω	SBI Life Insurance Co. Ltd.	13,261	185,259
	Schaeffler India Ltd.	4,560	155,402
*	Schneider Electric Infrastructure Ltd.	14,706	31,863
*	SEAMEC Ltd.	1,061	8,218
*	Sequent Scientific Ltd.	6,658	6,037
	Seshasayee Paper & Boards Ltd.	3,484	11,955
Ω	SH Kelkar & Co. Ltd.	18,152	25,582
	Shankara Building Products Ltd.	1,193	9,209
	Shanthi Gears Ltd.	2,827	12,373
	Sharda Cropchem Ltd.	10,452	59,552
	Sharda Motor Industries Ltd.	1,355	11,613
*	Sheela Foam Ltd.	5,144	65,515
	Shilpa Medicare Ltd.	7,390	23,246
	Shipping Corp. of India Ltd.	59,327	66,159
	Shipping Corp. of India Ltd.	59,327	19,610
*	Shoppers Stop Ltd.	11,621	94,033
	Shree Cement Ltd.	713	210,600
*	Shree Renuka Sugars Ltd.	135,400	78,144
	Shriram Finance Ltd.	67,814	1,108,466
	Siemens Ltd.	3,071	130,081
*	SIS Ltd.	11,528	54,285
	Siyaram Silk Mills Ltd.	4,652	27,871
	SKF India Ltd.	5,640	288,911
	Sobha Ltd.	13,764	78,081

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Solar Industries India Ltd.	6,105	$285,590
*	Solara Active Pharma Sciences Ltd.	3,320	15,517
	Somany Ceramics Ltd.	4,551	29,721
	Sonata Software Ltd.	27,969	292,195
*	South Indian Bank Ltd.	519,112	104,854
*	Spandana Sphoorty Financial Ltd.	630	4,604
	SRF Ltd.	31,640	983,784
*	Star Cement Ltd.	15,877	22,707
	State Bank of India	114,695	811,401
	State Bank of India, GDR	2,177	153,261
	Steel Authority of India Ltd.	394,759	400,664
	Sterlite Technologies Ltd.	52,825	104,114
*	Strides Pharma Science Ltd.	21,638	89,964
*	Stylam Industries Ltd.	844	12,003
*	Subex Ltd.	85,031	33,765
	Subros Ltd.	10,122	38,253
	Sudarshan Chemical Industries Ltd.	11,301	57,082
	Sumitomo Chemical India Ltd.	6,316	31,165
	Sun Pharmaceutical Industries Ltd.	93,839	1,133,711
	Sun TV Network Ltd.	29,483	156,084
	Sundaram Finance Holdings Ltd.	7,208	7,479
	Sundaram Finance Ltd.	10,231	296,250
	Sundaram-Clayton Ltd.	1,656	80,838
	Sundram Fasteners Ltd.	21,656	278,841
	Sunteck Realty Ltd.	21,380	79,356
	Suprajit Engineering Ltd.	20,254	89,090
	Supreme Industries Ltd.	13,018	432,618
	Supreme Petrochem Ltd.	22,062	103,280
	Surya Roshni Ltd.	6,884	67,178
	Sutlej Textiles & Industries Ltd.	44,889	28,522
	Suven Pharmaceuticals Ltd.	55,204	318,898
*	Suzlon Energy Ltd.	1,072,119	110,028
	Swaraj Engines Ltd.	1,242	26,470
	Symphony Ltd.	1,873	22,510
Ω	Syngene International Ltd.	25,178	208,555
	Tamil Nadu Newsprint & Papers Ltd.	15,403	45,628
	Tamilnadu Petroproducts Ltd.	21,605	22,392
	Tanla Platforms Ltd.	13,276	110,620
*	TARC Ltd.	44,042	27,090
	Tasty Bite Eatables Ltd.	129	14,694
	Tata Chemicals Ltd.	59,057	689,446
	Tata Coffee Ltd.	25,162	67,828
	Tata Communications Ltd.	22,946	357,149
	Tata Consultancy Services Ltd.	68,192	2,692,525
	Tata Consumer Products Ltd.	48,640	453,922
	Tata Elxsi Ltd.	6,826	555,779
	Tata Metaliks Ltd.	5,683	54,129
*	Tata Motors Ltd.	538,806	3,211,445
	Tata Power Co. Ltd.	176,417	436,406
	Tata Steel Long Products Ltd.	403	3,227
	Tata Steel Ltd.	2,262,610	3,001,086
	TCI Express Ltd.	3,754	67,778
	TD Power Systems Ltd.	22,880	49,149
	Tech Mahindra Ltd.	111,525	1,401,283
	Techno Electric & Engineering Co. Ltd.	19,123	87,306
	Texmaco Rail & Engineering Ltd.	49,331	34,454
	Thermax Ltd.	5,791	162,479
	Thirumalai Chemicals Ltd.	17,134	41,819
*	Thomas Cook India Ltd.	36,462	29,430

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	Thyrocare Technologies Ltd.	4,402	$23,956
	Tide Water Oil Co. India Ltd.	1,030	10,894
	Tilaknagar Industries Ltd.	20,689	31,502
	Time Technoplast Ltd.	58,614	60,758
	Timken India Ltd.	5,493	200,795
	Tinplate Co. of India Ltd.	10,194	40,636
*	Titagarh Wagons Ltd.	16,029	65,217
	Titan Co. Ltd.	37,363	1,208,312
	Torrent Pharmaceuticals Ltd.	26,306	530,773
	Torrent Power Ltd.	39,877	267,143
	Tourism Finance Corp. of India Ltd.	12,629	11,587
	TransIndia Realty & Logistics Parks Ltd.	31,372	9,303
	Transport Corp. of India Ltd.	10,050	77,573
	Trent Ltd.	10,624	177,731
	Trident Ltd.	564,080	215,387
	Triveni Engineering & Industries Ltd.	37,325	131,515
	Triveni Turbine Ltd.	9,150	41,043
	TTK Prestige Ltd.	10,200	91,732
	Tube Investments of India Ltd.	36,180	1,146,009
	TV Today Network Ltd.	13,324	31,507
*	TV18 Broadcast Ltd.	207,389	77,035
	TVS Motor Co. Ltd.	47,653	665,473
	TVS Srichakra Ltd.	1,447	49,990
	Uflex Ltd.	11,771	58,133
	Ugar Sugar Works Ltd.	25,068	32,959
*	Ugro Capital Ltd.	13,207	29,144
	Ujjivan Financial Services Ltd.	7,052	24,528
Ω	Ujjivan Small Finance Bank Ltd.	88,629	30,252
	UltraTech Cement Ltd.	21,149	1,953,640
	Unichem Laboratories Ltd.	12,905	60,245
	Union Bank of India Ltd.	277,818	258,642
	United Breweries Ltd.	6,349	114,835
*	United Spirits Ltd.	47,033	447,892
	UNO Minda Ltd.	56,378	359,379
	UPL Ltd.	258,990	2,347,028
	Usha Martin Ltd.	48,729	127,635
	UTI Asset Management Co. Ltd.	3,797	30,597
*	VA Tech Wabag Ltd.	12,652	60,657
	Vaibhav Global Ltd.	17,605	68,192
	Vakrangee Ltd.	221,710	45,869
*	Vardhman Textiles Ltd.	40,475	157,386
*Ω	Varroc Engineering Ltd.	13,072	46,593
	Varun Beverages Ltd.	49,542	876,126
	Vedanta Ltd.	342,056	1,172,759
	Venky’s India Ltd.	1,715	32,834
	Vesuvius India Ltd.	3,868	79,810
	V-Guard Industries Ltd.	33,652	105,283
	Vinati Organics Ltd.	9,924	240,634
	Vindhya Telelinks Ltd.	2,575	55,179
	VIP Industries Ltd.	11,912	86,781
	Visaka Industries Ltd.	2,186	10,784
	V-Mart Retail Ltd.	1,571	41,674
*	Vodafone Idea Ltd.	1,763,194	150,273
	Voltamp Transformers Ltd.	1,363	49,799
	Voltas Ltd.	11,414	111,690
*	VRL Logistics Ltd.	13,256	102,380
	VST Industries Ltd.	1,677	67,170
	VST Tillers Tractors Ltd.	975	29,727
	Welspun Corp. Ltd.	50,380	139,439

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Welspun Enterprises Ltd.	19,817	$34,485
	Welspun India Ltd.	149,156	160,518
	West Coast Paper Mills Ltd.	14,627	99,093
*	Westlife Foodworld Ltd.	15,854	148,990
	Wheels India Ltd.	1,952	12,317
	Whirlpool of India Ltd.	4,402	71,543
	Wipro Ltd.	140,663	665,536
*	Wockhardt Ltd.	18,419	38,135
*	Wonderla Holidays Ltd.	6,827	37,735
*	Yes Bank Ltd.	644,005	123,941
	Zee Entertainment Enterprises Ltd.	302,810	732,688
*	Zee Media Corp. Ltd.	168,121	18,527
	Zensar Technologies Ltd.	37,855	129,559
	Zydus Lifesciences Ltd.	65,791	419,491
	Zydus Wellness Ltd.	4,155	79,096

TOTAL INDIA			183,810,864

INDONESIA — (0.6%)
	Ace Hardware Indonesia Tbk PT	2,319,400	71,281
	Adaro Energy Indonesia Tbk PT	4,921,100	1,053,431
*	Adhi Karya Persero Tbk PT	754,695	22,454
*	Adi Sarana Armada Tbk PT	314,400	19,412
*	Agung Semesta Sejahtera Tbk PT	379,600	543
	AKR Corporindo Tbk PT	1,792,500	198,387
*	Alam Sutera Realty Tbk PT	5,422,500	65,898
	Aneka Tambang Tbk PT	1,652,646	237,741
*††	Armidian Karyatama Tbk PT	544,900	348
	Arwana Citramulia Tbk PT	856,700	53,428
	Ashmore Asset Management Indonesia Tbk PT	75,400	6,380
	Astra Agro Lestari Tbk PT	199,700	105,220
	Astra International Tbk PT	2,213,700	1,021,111
	Astra Otoparts Tbk PT	396,000	49,450
*	Bank Amar Indonesia Tbk PT	864,766	17,717
	Bank BTPN Syariah Tbk PT	670,100	97,835
*	Bank Bukopin Tbk PT	6,036,756	42,437
*	Bank Capital Indonesia Tbk PT	3,890,600	34,517
	Bank Central Asia Tbk PT	1,868,500	1,156,323
*	Bank China Construction Bank Indonesia Tbk PT	2,812,000	13,229
*	Bank Ganesha Tbk PT	1,272,900	5,813
*	Bank Jago Tbk PT	65,700	9,323
	Bank Mandiri Persero Tbk PT	4,231,200	1,495,728
*	Bank Mayapada International Tbk PT	1,109,200	37,844
	Bank Maybank Indonesia Tbk PT	1,445,900	22,464
*	Bank MNC Internasional Tbk PT	3,083,600	16,630
*	Bank Nationalnobu Tbk PT	303,200	10,351
	Bank Negara Indonesia Persero Tbk PT	1,009,600	650,635
	Bank Pan Indonesia Tbk PT	1,172,500	88,352
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,027,143	87,924
	Bank Pembangunan Daerah Jawa Timur Tbk PT	1,628,900	74,968
	Bank Rakyat Indonesia Persero Tbk PT	3,998,634	1,393,441
	Bank Syariah Indonesia Tbk PT	2,626,260	310,205
	Bank Tabungan Negara Persero Tbk PT	1,811,092	154,041
	Barito Pacific Tbk PT	2,155,486	122,916
*	Bekasi Fajar Industrial Estate Tbk PT	2,015,100	20,758
	BFI Finance Indonesia Tbk PT	2,482,100	233,201
*	Bintang Oto Global Tbk PT	230,100	19,057
	BISI International Tbk PT	103,200	11,827
	Blue Bird Tbk PT	168,500	20,293
*	Buana Lintas Lautan Tbk PT	3,163,100	26,104

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Bukit Asam Tbk PT	1,380,500	$390,439
*	Bumi Resources Minerals Tbk PT	5,417,700	59,961
*	Bumi Resources Tbk PT	12,255,600	101,297
*	Bumi Serpong Damai Tbk PT	2,395,200	174,131
*	Bumi Teknokultura Unggul Tbk PT	2,403,200	8,191
*	Capital Financial Indonesia Tbk PT	1,027,500	47,277
	Charoen Pokphand Indonesia Tbk PT	994,200	311,259
Ω	Cikarang Listrindo Tbk PT	409,000	19,114
	Ciputra Development Tbk PT	4,754,247	322,580
*	Citra Marga Nusaphala Persada Tbk PT	166,518	19,752
	Delta Dunia Makmur Tbk PT	2,924,600	64,712
	Dharma Satya Nusantara Tbk PT	1,298,400	54,917
	Elang Mahkota Teknologi Tbk PT	1,164,500	56,216
	Elnusa Tbk PT	1,799,200	39,582
	Erajaya Swasembada Tbk PT	3,182,500	107,927
*	Gajah Tunggal Tbk PT	847,000	40,410
	Garudafood Putra Putri Jaya Tbk PT	2,994,000	95,090
*	Global Mediacom Tbk PT	1,157,500	21,972
	Gudang Garam Tbk PT	138,300	268,350
*††	Hanson International Tbk PT	36,338,700	0
	Harum Energy Tbk PT	666,900	68,914
	Impack Pratama Industri Tbk PT	109,200	27,693
	Indah Kiat Pulp & Paper Tbk PT	830,400	441,253
	Indika Energy Tbk PT	744,800	132,483
	Indo Tambangraya Megah Tbk PT	156,500	356,039
	Indocement Tunggal Prakarsa Tbk PT	274,100	203,000
	Indofood CBP Sukses Makmur Tbk PT	142,700	103,034
	Indofood Sukses Makmur Tbk PT	1,595,300	702,207
	Indomobil Sukses Internasional Tbk PT	398,300	64,087
	Indosat Tbk PT	265,100	126,695
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,848,476	99,532
	Integra Indocabinet Tbk PT	388,200	11,129
*††	Inti Agri Resources Tbk PT	532,800	341
*	Intiland Development Tbk PT	1,382,100	15,644
	Japfa Comfeed Indonesia Tbk PT	2,060,300	146,275
*	Jasa Marga Persero Tbk PT	377,704	84,797
	Jaya Real Property Tbk PT	957,600	34,276
	Kalbe Farma Tbk PT	2,876,900	416,528
*	Kapuas Prima Coal Tbk PT	1,002,500	3,418
*	Kawasan Industri Jababeka Tbk PT	3,773,910	30,864
	KMI Wire & Cable Tbk PT	513,700	10,376
*	Krakatau Steel Persero Tbk PT	1,204,811	23,346
*	Kresna Graha Investama Tbk PT	1,585,300	5,402
*	Lippo Karawaci Tbk PT	10,772,700	68,396
	Mahkota Group Tbk PT	172,100	8,506
*	Malindo Feedmill Tbk PT	521,400	15,576
*	Map Aktif Adiperkasa PT	242,200	75,999
	Matahari Department Store Tbk PT	295,800	81,732
	Mayora Indah Tbk PT	490,700	87,050
*	MD Pictures Tbk PT	396,800	49,532
	Medco Energi Internasional Tbk PT	5,217,100	361,532
*	Media Nusantara Citra Tbk PT	2,123,400	85,540
	Medikaloka Hermina Tbk PT	1,836,500	177,210
*	Mega Manunggal Property Tbk PT	586,100	19,434
*	Merdeka Copper Gold Tbk PT	434,942	117,329
*	Metro Healthcare Indonesia Tbk PT	883,300	29,145
	Metrodata Electronics Tbk PT	1,934,000	75,202
*	Mitra Adiperkasa Tbk PT	3,535,200	330,557
	Mitra Keluarga Karyasehat Tbk PT	1,574,800	310,384

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Mitra Pinasthika Mustika Tbk PT	324,700	$29,232
*	MNC Digital Entertainment Tbk PT	62,200	17,102
*	MNC Kapital Indonesia Tbk PT	1,485,800	5,974
*	MNC Land Tbk PT	14,426,000	68,918
*	MNC Vision Networks Tbk PT	4,883,100	16,655
*	Multipolar Tbk PT	3,558,200	21,613
	Nippon Indosari Corpindo Tbk PT	326,544	31,670
*††	Omni Inovasi Indonesia Tbk PT	985,400	336
	Pabrik Kertas Tjiwi Kimia Tbk PT	471,500	218,186
*	Pacific Strategic Financial Tbk PT	445,200	38,542
	Pakuwon Jati Tbk PT	6,004,200	199,171
	Panin Financial Tbk PT	5,284,100	103,174
	Perusahaan Gas Negara Tbk PT	1,679,700	164,314
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,391,200	96,332
*††	Pool Advista Indonesia Tbk PT	107,000	68
*	PP Persero Tbk PT	1,316,763	58,424
	Puradelta Lestari Tbk PT	3,333,600	38,436
	Ramayana Lestari Sentosa Tbk PT	717,500	29,869
	Resource Alam Indonesia Tbk PT	280,600	9,456
*††	Rimo International Lestari Tbk PT	17,222,700	0
	Rukun Raharja Tbk PT	273,200	18,306
	Salim Ivomas Pratama Tbk PT	1,294,900	35,146
	Samudera Indonesia Tbk PT	2,565,000	67,561
*	Sarana Meditama Metropolitan Tbk PT	619,100	12,752
	Sarana Menara Nusantara Tbk PT	3,739,000	261,852
	Sariguna Primatirta Tbk PT	530,300	18,269
	Sawit Sumbermas Sarana Tbk PT	1,734,600	202,303
*††	Sekawan Intipratama Tbk PT	253,200	0
	Selamat Sempurna Tbk PT	538,800	57,135
*	Semen Baturaja Tbk PT	601,700	14,691
	Semen Indonesia Persero Tbk PT	954,010	388,020
	Siloam International Hospitals Tbk PT	921,168	108,742
*	Smartfren Telecom Tbk PT	5,742,200	23,136
*††	Sri Rejeki Isman Tbk PT	5,584,400	10,421
	Steel Pipe Industry of Indonesia PT	871,300	14,753
	Sumber Alfaria Trijaya Tbk PT	3,229,000	638,477
	Summarecon Agung Tbk PT	3,451,323	132,017
	Surya Citra Media Tbk PT	4,966,600	55,936
	Surya Esa Perkasa Tbk PT	2,121,300	101,356
*	Surya Semesta Internusa Tbk PT	2,170,500	62,482
	Telkom Indonesia Persero Tbk PT	1,328,300	384,740
	Telkom Indonesia Persero Tbk PT, ADR	6,000	172,800
	Temas Tbk PT	246,100	48,314
	Tempo Scan Pacific Tbk PT	231,900	22,131
	Timah Tbk PT	691,000	47,960
	Tower Bersama Infrastructure Tbk PT	988,800	139,065
*††	Trada Alam Minera Tbk PT	8,033,600	5,134
	Transcoal Pacific Tbk PT	118,600	62,056
*	Trimegah Sekuritas IndonesiaTbk PT	503,900	6,941
	Tunas Baru Lampung Tbk PT	1,405,714	58,472
	Ultrajaya Milk Industry & Trading Co. Tbk PT	213,000	20,837
	Unilever Indonesia Tbk PT	730,500	219,412
	United Tractors Tbk PT	558,300	1,102,126
*	Vale Indonesia Tbk PT	294,100	140,569
*††	Waskita Beton Precast Tbk PT	2,948,500	10,451
*	Waskita Karya Persero Tbk PT	3,327,686	52,192
	Wijaya Karya Beton Tbk PT	1,250,300	15,007
*	Wijaya Karya Persero Tbk PT	1,387,034	57,328

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	XL Axiata Tbk PT	2,094,929	$250,743

TOTAL INDONESIA			22,469,756

IRELAND — (0.6%)
	AIB Group PLC	259,471	1,115,875
	Bank of Ireland Group PLC	337,989	3,495,796
	Cairn Homes PLC	242,753	274,318
	CRH PLC, Sponsored ADR	154,276	7,482,386
*	Dalata Hotel Group PLC	57,873	290,891
	FBD Holdings PLC	12,798	180,545
*	Flutter Entertainment PLC	8,069	1,616,980
	Glanbia PLC	36,922	559,925
*Ω	Glenveagh Properties PLC	186,836	194,995
	Irish Continental Group PLC	44,851	231,379
	Kerry Group PLC, Class A	5,661	596,243
	Kingspan Group PLC	28,989	2,008,930
*	Permanent TSB Group Holdings PLC	27,099	67,751
	Smurfit Kappa Group PLC	85,945	3,184,188

TOTAL IRELAND			21,300,202

ISRAEL — (0.5%)
	Adgar Investment & Development Ltd.	12,310	13,617
	Afcon Holdings Ltd.	747	19,478
*	AFI Properties Ltd.	3,808	101,507
	Africa Israel Residences Ltd.	1,148	42,049
*	Airport City Ltd.	15,073	193,044
*	Allot Ltd.	4,114	11,132
	Alony Hetz Properties & Investments Ltd.	18,277	144,321
	Alrov Properties & Lodgings Ltd.	2,536	101,447
*	Amos Luzon Development & Energy Group Ltd.	22,469	8,809
	Amot Investments Ltd.	32,080	170,007
	Arad Ltd.	2,793	34,590
*	Argo Properties NV	913	12,327
	Ashtrom Group Ltd.	11,103	174,986
	AudioCodes Ltd.	6,040	61,608
	Aura Investments Ltd.	27,978	40,577
	Automatic Bank Services Ltd.	3,034	10,577
*	Avgol Industries 1953 Ltd.	27,468	13,696
#	Azorim-Investment Development & Construction Co. Ltd.	19,115	45,972
	Azrieli Group Ltd.	1,792	104,503
	Bank Hapoalim BM	82,741	712,780
	Bank Leumi Le-Israel BM	201,309	1,595,712
*	Bet Shemesh Engines Holdings 1997 Ltd.	1,218	29,721
	Bezeq The Israeli Telecommunication Corp. Ltd.	378,776	515,676
*	Big Shopping Centers Ltd.	1,233	105,156
*	BioLine RX Ltd.	86,003	6,120
	Blue Square Real Estate Ltd.	1,087	54,517
*	Brack Capital Properties NV	732	84,781
*	Camtek Ltd.	5,804	150,476
	Carasso Motors Ltd.	12,524	55,728
*	Cellcom Israel Ltd.	34,646	124,254
*	Ceragon Networks Ltd.	10,169	19,830
*	Clal Insurance Enterprises Holdings Ltd.	21,772	334,988
*	Compugen Ltd.	2,509	1,533
	Danel Adir Yeoshua Ltd.	1,775	129,813
	Delek Automotive Systems Ltd.	18,863	152,287
	Delek Group Ltd.	2,989	325,628
	Delta Galil Ltd.	5,756	243,604

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Dor Alon Energy in Israel 1988 Ltd.	2,155	$42,517
	E&M Computing Ltd.	1,464	3,102
#	Elbit Systems Ltd.	1,167	214,506
	Electra Consumer Products 1970 Ltd.	5,498	129,799
	Electra Ltd.	671	288,226
	Electra Real Estate Ltd.	4,747	49,659
*	Ellomay Capital Ltd.	413	5,565
	Energix-Renewable Energies Ltd.	18,849	56,093
*	Enlight Renewable Energy Ltd.	6,845	113,438
*	Equital Ltd.	11,501	292,079
*	Fattal Holdings 1998 Ltd.	1,494	134,233
	First International Bank of Israel Ltd.	14,894	541,159
	FMS Enterprises Migun Ltd.	1,064	30,962
	Formula Systems 1985 Ltd.	5,343	338,384
	Fox Wizel Ltd.	3,553	298,937
	Gav-Yam Lands Corp. Ltd.	17,476	126,126
*	Gilat Satellite Networks Ltd.	6,757	31,473
*	Hagag Group Real Estate Development	1,811	5,902
*	Hamat Group Ltd.	3,663	13,891
	Harel Insurance Investments & Financial Services Ltd.	50,644	454,585
	Hilan Ltd.	4,774	211,673
	Hiper Global Ltd.	1,464	6,406
	ICL Group Ltd.	77,014	478,320
	IDI Insurance Co. Ltd.	2,825	72,889
	IES Holdings Ltd.	512	35,864
	Ilex Medical Ltd.	1,583	34,506
	Inrom Construction Industries Ltd.	18,124	62,695
	Isracard Ltd.	45,780	186,413
	Israel Canada T.R Ltd.	18,128	33,490
	Israel Discount Bank Ltd., Class A	177,467	881,983
#	Israel Land Development Co. Ltd.	6,080	45,050
	Isras Investment Co. Ltd.	490	85,276
	Issta Ltd.	793	16,377
*	Kamada Ltd.	4,981	22,927
	Kardan Real Estate Enterprise & Development Ltd.	14,765	14,713
	Kenon Holdings Ltd.	4,298	114,344
	Kerur Holdings Ltd.	1,856	40,890
	Klil Industries Ltd.	492	22,246
#	Lahav L.R. Real Estate Ltd.	7,178	6,279
	Levinstein Properties Ltd.	1,006	21,420
	M Yochananof & Sons Ltd.	1,555	72,067
	Magic Software Enterprises Ltd.	15,116	202,236
	Malam—Team Ltd.	2,662	45,305
	Matrix IT Ltd.	10,705	192,377
#	Max Stock Ltd.	11,940	22,811
	Maytronics Ltd.	10,226	107,603
	Mediterranean Towers Ltd.	17,620	33,174
	Mega Or Holdings Ltd.	4,762	94,076
*	Mehadrin Ltd.	232	7,192
*	Meitav Investment House Ltd.	8,052	26,465
	Melisron Ltd.	3,680	246,015
	Menora Mivtachim Holdings Ltd.	12,951	271,928
	Meshulam Levinstein Contracting & Engineering Ltd.	268	18,480
*	Migdal Insurance & Financial Holdings Ltd.	160,246	172,796
	Mivne Real Estate KD Ltd.	60,197	168,628
	Mivtach Shamir Holdings Ltd.	2,452	47,726
	Mizrahi Tefahot Bank Ltd.	20,981	688,021
	Naphtha Israel Petroleum Corp. Ltd.	16,781	71,100
	Nawi Brothers Ltd.	5,014	35,154

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Netanel Menivim Ltd.	1,534	$1,001
*	Neto Malinda Trading Ltd.	2,810	49,261
*	Neto ME Holdings Ltd.	796	16,981
*	Nice Ltd.	193	39,561
#*	Nice Ltd., Sponsored ADR	490	99,965
*	Nova Ltd.	5,457	507,400
	Novolog Ltd.	74,680	37,431
	Oil Refineries Ltd.	830,008	231,114
	One Software Technologies Ltd.	11,900	127,389
*	OPC Energy Ltd.	6,667	47,576
	Palram Industries 1990 Ltd.	857	6,034
*	Partner Communications Co. Ltd.	84,067	409,582
*	Paz Oil Co. Ltd.	3,379	318,319
#	Peninsula Group Ltd.	23,901	11,048
*	Perion Network Ltd.	3,442	124,040
	Phoenix Holdings Ltd.	49,872	535,045
	Plasson Industries Ltd.	1,820	74,120
#	Prashkovsky Investments & Construction Ltd.	2,121	43,213
*	Priortech Ltd.	1,855	30,701
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,824	218,361
	Retailors Ltd.	2,355	44,762
	Sano-Brunos Enterprises Ltd.	288	15,708
*	Scope Metals Group Ltd.	3,658	121,581
	Shapir Engineering & Industry Ltd.	9,860	70,466
*	Shikun & Binui Ltd.	36,303	77,918
	Shufersal Ltd.	36,792	187,541
	Strauss Group Ltd.	6,230	138,917
	Summit Real Estate Holdings Ltd.	15,262	169,320
	Suny Cellular Communication Ltd.	31,041	11,773
	Tadiran Group Ltd.	1,079	96,727
	Tel Aviv Stock Exchange Ltd.	10,968	50,507
	Telsys Ltd.	428	25,289
*	Tera Light Ltd.	12,951	16,446
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	64,033	559,008
	Tiv Taam Holdings 1 Ltd.	17,262	30,404
*	Tower Semiconductor Ltd.	29,264	1,317,026
	Victory Supermarket Chain Ltd.	1,508	14,595
	YD More Investments Ltd.	9,388	21,302
	YH Dimri Construction & Development Ltd.	1,551	83,847

TOTAL ISRAEL			20,015,681

ITALY — (1.8%)
	A2A SpA	601,238	1,060,815
	ACEA SpA	30,050	440,688
	Amplifon SpA	35,979	1,320,785
Ω	Anima Holding SpA	103,681	430,838
	Aquafil SpA	4,743	25,927
	Arnoldo Mondadori Editore SpA	66,336	145,003
	Ascopiave SpA	20,805	66,603
	Assicurazioni Generali SpA	83,818	1,745,771
*	Autogrill SpA	30,538	223,691
	Avio SpA	4,330	43,830
	Azimut Holding SpA	45,235	1,010,372
	Banca Generali SpA	19,402	644,126
	Banca IFIS SpA	10,751	180,558
	Banca Mediolanum SpA	42,158	381,164
*	Banca Monte dei Paschi di Siena SpA	5	12
	Banca Popolare di Sondrio SPA	183,166	832,082
	Banca Profilo SpA	46,449	11,830

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
Ω	Banca Sistema SpA	18,647	$28,028
	Banco BPM SpA	643,041	2,614,655
	Banco di Desio e della Brianza SpA	16,694	61,619
	BasicNet SpA	5,690	33,358
Ω	BFF Bank SpA	11,195	107,731
	Biesse SpA	2,426	37,065
	BPER Banca	354,637	996,068
	Brembo SpA	38,719	568,938
	Brunello Cucinelli SpA	11,657	1,116,186
	Buzzi Unicem SpA	24,375	606,111
	Cairo Communication SpA	27,066	54,417
Ω	Carel Industries SpA	7,059	185,141
	Cementir Holding NV	15,517	130,170
*	CIR SpA-Compagnie Industriali	185,367	78,201
	CNH Industrial NV	55,829	785,617
	Credito Emiliano SpA	35,737	274,354
	d’Amico International Shipping SA	139,823	62,241
	Danieli & C Officine Meccaniche SpA	14,987	306,949
	Danieli & C Officine Meccaniche SpA	7,008	182,380
#	Datalogic SpA	1,983	16,467
	Davide Campari-Milano NV	499	6,431
	De’ Longhi SpA	9,270	215,397
	DiaSorin SpA	2,898	314,760
Ω	doValue SpA	16,541	116,140
	Elica SpA	3,965	12,370
	Emak SpA	23,116	29,141
Ω	Enav SpA	3,732	17,538
	Enel SpA	539,306	3,684,602
	Eni SpA	388,066	5,862,675
	ERG SpA	1,837	55,474
	Esprinet SpA	9,068	80,341
*	Eurotech SpA	8,670	28,276
	Ferrari NV	9,208	2,565,850
	Fila SpA	1,454	12,039
*	Fincantieri SpA	173,288	105,559
	FinecoBank Banca Fineco SpA	82,264	1,246,932
*	FNM SpA	63,935	31,150
*	Garofalo Health Care SpA	4,150	17,069
	Gefran SpA	1,857	20,528
	GPI SpA	722	9,635
	Gruppo MutuiOnline SpA	7,868	245,406
	Hera SpA	303,423	944,634
	IMMSI SpA	88,096	56,424
Ω	Infrastrutture Wireless Italiane SpA	39,588	549,462
	Interpump Group SpA	3,805	212,356
	Intesa Sanpaolo SpA	1,013,267	2,664,276
	Iren SpA	159,197	344,030
	Italgas SpA	133,957	874,667
	Italmobiliare SpA	5,062	142,854
*	Iveco Group NV	31,302	281,642
	IVS Group SA	7,546	31,471
#*	KME Group SpA	29,824	31,898
	Leonardo SpA	136,003	1,620,733
	LU-VE SpA	1,142	38,258
#	Maire Tecnimont SpA	50,309	215,912
	Mediobanca Banca di Credito Finanziario SpA	161,693	1,736,450
	MFE-MediaForEurope NV, Class A	522,724	247,079
#	MFE-MediaForEurope NV, Class B	133,246	98,167
	Moncler SpA	27,682	2,053,483

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
*	Newlat Food SpA	3,045	$18,292
*Ω	Nexi SpA	55,618	461,173
	Orsero SpA	2,438	34,171
Ω	OVS SpA	69,768	209,742
	Pharmanutra SpA	964	53,500
	Piaggio & C SpA	94,601	389,260
Ω	Pirelli & C SpA	122,285	640,532
Ω	Poste Italiane SpA	96,887	1,008,297
	Prysmian SpA	27,506	1,125,700
Ω	RAI Way SpA	37,554	240,571
	Recordati Industria Chimica e Farmaceutica SpA	21,696	998,719
	Reply SpA	5,430	632,608
	Rizzoli Corriere Della Sera Mediagroup SpA	58,201	50,323
	Sabaf SpA	2,805	51,027
#	SAES Getters SpA	1,821	57,790
	SAES Getters SpA	2,046	64,768
*	Safilo Group SpA	32,565	46,915
#	Salvatore Ferragamo SpA	15,633	274,872
#	Sanlorenzo SpA/Ameglia	1,609	72,213
*	Saras SpA	206,603	267,115
	Sesa SpA	2,079	254,800
	SIT SpA	1,852	10,908
	Snam SpA	151,757	843,416
*	Sogefi SpA	29,462	39,886
	SOL SpA	12,728	367,771
#*	Spaxs SpA	14,149	99,840
#	Stellantis NV	453,110	7,515,541
	Tamburi Investment Partners SpA	29,116	278,054
Ω	Technogym SpA	34,456	314,419
#*	Telecom Italia SpA	1,870,707	550,199
*	Telecom Italia SpA	1,355,110	391,335
*	Telecom Italia SpA, Sponsored ADR	7,412	21,665
	Tenaris SA	36,808	526,548
	Tenaris SA, ADR	12,095	347,247
	Terna—Rete Elettrica Nazionale	137,860	1,193,280
#	Tinexta SpA	5,438	110,879
*	Tod’s SpA	2,149	90,835
*	TXT e-solutions SpA	1,853	38,351
	UniCredit SpA	177,795	3,523,093
#Ω	Unieuro SpA	5,944	71,345
	Unipol Gruppo SpA	170,742	959,977
#	UnipolSai Assicurazioni SpA	160,496	431,767
	Webuild SpA	76,708	164,937
	Zignago Vetro SpA	7,898	146,704

TOTAL ITALY			68,621,285

JAPAN — (14.1%)
	&Do Holdings Co. Ltd.	1,400	9,867
	77 Bank Ltd.	20,800	338,164
	A&D HOLON Holdings Co. Ltd.	11,800	119,058
	ABC-Mart, Inc.	2,100	119,340
*	Access Co. Ltd.	12,100	76,722
	Achilles Corp.	6,100	64,913
	Acom Co. Ltd.	105,100	257,510
	AD Works Group Co. Ltd.	13,910	17,609
	Adastria Co. Ltd.	11,700	220,647
	ADEKA Corp.	37,900	640,035
	Ad-sol Nissin Corp.	1,600	20,635
	Advan Group Co. Ltd.	6,600	46,034

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Advance Create Co. Ltd.	3,600	$29,671
#*	Advanced Media, Inc.	4,300	59,733
	Advantest Corp.	16,100	1,254,703
#	Adventure, Inc.	600	44,739
	Aeon Co. Ltd.	65,024	1,325,319
	Aeon Delight Co. Ltd.	7,400	163,990
	Aeon Fantasy Co. Ltd.	3,100	74,596
	AEON Financial Service Co. Ltd.	40,600	361,649
#	Aeon Hokkaido Corp.	8,200	49,194
	Aeon Mall Co. Ltd.	17,800	239,989
	Aeria, Inc.	8,000	22,128
	AFC-HD AMS Life Science Co. Ltd.	4,100	22,910
	AGC, Inc.	44,000	1,640,534
	Agro-Kanesho Co. Ltd.	1,800	23,561
	Ahresty Corp.	9,600	40,300
	Ai Holdings Corp.	6,600	115,546
	Aica Kogyo Co. Ltd.	9,300	211,433
	Aichi Corp.	12,600	78,082
	Aichi Financial Group, Inc.	15,989	251,082
	Aichi Steel Corp.	4,600	92,108
	Aichi Tokei Denki Co. Ltd.	3,600	40,688
	Aida Engineering Ltd.	21,800	137,326
	Aiful Corp.	103,400	281,243
	Ain Holdings, Inc.	6,700	278,611
	Ainavo Holdings Co. Ltd.	800	6,371
	Aiphone Co. Ltd.	4,500	70,967
	Air Water, Inc.	64,700	817,535
	Airport Facilities Co. Ltd.	10,500	44,445
	Airtrip Corp.	4,300	86,480
	Aisan Industry Co. Ltd.	22,700	162,472
	Aisin Corp.	37,600	1,103,615
	AIT Corp.	1,900	22,329
	Aizawa Securities Group Co. Ltd.	12,600	64,976
	Ajinomoto Co., Inc.	29,700	1,068,141
	Ajis Co. Ltd.	2,100	35,869
	Akatsuki Corp.	4,600	10,743
	Akatsuki, Inc.	2,400	39,865
*	Akebono Brake Industry Co. Ltd.	43,900	48,259
	Akita Bank Ltd.	5,900	78,018
	Albis Co. Ltd.	2,900	52,838
	Alconix Corp.	11,500	117,137
	Alfresa Holdings Corp.	39,600	573,388
	Alinco, Inc.	8,800	66,604
#	Alleanza Holdings Co. Ltd.	4,100	30,089
*	Allied Architects, Inc.	2,300	11,170
	Alpen Co. Ltd.	7,200	110,094
	Alpha Corp.	3,000	22,188
	Alpha Systems, Inc.	200	6,087
*	AlphaPolis Co. Ltd.	900	22,806
	Alps Alpine Co. Ltd.	71,844	655,940
	Alps Logistics Co. Ltd.	1,900	18,147
#	Altech Corp.	6,710	126,711
	Amada Co. Ltd.	80,000	746,959
	Amano Corp.	16,400	333,920
	Amiyaki Tei Co. Ltd.	1,600	44,575
	Amuse, Inc.	2,100	28,656
	Amvis Holdings, Inc.	5,900	128,486
*	ANA Holdings, Inc.	11,700	255,213
	Anabuki Kosan, Inc.	1,900	32,370

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Anest Iwata Corp.	8,600	$64,459
#*	AnGes, Inc.	7,300	5,272
	Anicom Holdings, Inc.	12,400	48,273
	Anritsu Corp.	39,400	360,766
	AOI Electronics Co. Ltd.	2,000	27,823
	AOKI Holdings, Inc.	16,400	114,231
	Aoyama Trading Co. Ltd.	17,800	121,633
	Aoyama Zaisan Networks Co. Ltd.	5,700	42,197
#	Aozora Bank Ltd.	29,600	530,994
	Apaman Co. Ltd.	3,200	10,768
	Arakawa Chemical Industries Ltd.	6,700	48,802
	Arata Corp.	4,400	143,069
#	Arcland Service Holdings Co. Ltd.	4,000	84,086
	Arcs Co. Ltd.	19,100	347,261
#	Ardepro Co. Ltd.	4,620	13,094
	Arealink Co. Ltd.	5,300	89,855
	Argo Graphics, Inc.	3,400	95,802
	Arisawa Manufacturing Co. Ltd.	10,600	97,627
	ARTERIA Networks Corp.	7,500	71,835
	Artnature, Inc.	9,700	55,794
*	Aruhi Corp.	3,700	29,484
	As One Corp.	5,100	216,059
	Asahi Broadcasting Group Holdings Corp.	4,500	22,248
	Asahi Co. Ltd.	6,500	62,146
	Asahi Diamond Industrial Co. Ltd.	23,700	158,431
	Asahi Group Holdings Ltd.	31,200	1,205,383
	Asahi Holdings, Inc.	36,200	532,947
	Asahi Intecc Co. Ltd.	17,100	309,446
	Asahi Kasei Corp.	280,400	1,980,509
	Asahi Kogyosha Co. Ltd.	3,000	53,785
	Asahi Net, Inc.	3,700	16,071
	ASAHI YUKIZAI Corp.	7,200	168,816
	Asanuma Corp.	6,000	137,894
	Ashimori Industry Co. Ltd.	1,900	19,367
	Asia Pile Holdings Corp.	14,000	76,160
	Asics Corp.	21,400	598,158
	ASKA Pharmaceutical Holdings Co. Ltd.	5,100	47,813
	ASKUL Corp.	9,400	125,272
	Astellas Pharma, Inc.	32,900	495,624
#	Astena Holdings Co. Ltd.	17,100	57,052
	Asti Corp.	1,300	32,763
	Aucnet, Inc.	4,000	46,788
	Autobacs Seven Co. Ltd.	21,000	238,807
	Avant Group Corp.	7,100	73,477
#	Avantia Co. Ltd.	4,700	28,547
	Avex, Inc.	11,700	133,996
	Awa Bank Ltd.	15,500	231,831
	Axial Retailing, Inc.	8,500	220,604
*	Axxzia, Inc.	1,300	10,667
	Azbil Corp.	8,800	246,107
#	AZ-COM MARUWA Holdings, Inc.	17,600	259,520
	Bandai Namco Holdings, Inc.	44,100	1,001,750
	Bando Chemical Industries Ltd.	14,200	114,076
	Bank of Iwate Ltd.	6,900	110,132
	Bank of Kochi Ltd.	4,100	20,640
	Bank of Kyoto Ltd.	14,600	718,356
	Bank of Nagoya Ltd.	5,100	128,974
	Bank of Saga Ltd.	6,800	83,626
	Bank of the Ryukyus Ltd.	14,500	98,862

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Bank of Toyama Ltd.	700	$8,444
#	Baroque Japan Ltd.	7,100	45,804
	Base Co. Ltd.	800	35,095
	BayCurrent Consulting, Inc.	21,000	729,960
	Beaglee, Inc.	1,100	10,055
	Beauty Garage, Inc.	500	13,623
	Belc Co. Ltd.	5,500	248,488
	Bell System24 Holdings, Inc.	17,200	176,826
	Belluna Co. Ltd.	24,700	135,517
	Benefit One, Inc.	16,100	221,605
	Benesse Holdings, Inc.	25,000	358,815
#*	Bengo4.com, Inc.	1,500	28,880
#	Bic Camera, Inc.	19,900	166,493
	BIPROGY, Inc.	25,300	609,972
	B-Lot Co. Ltd.	2,200	9,648
	BML, Inc.	8,000	179,667
	Bookoff Group Holdings Ltd.	3,100	31,027
	Bourbon Corp.	700	10,947
	BP Castrol KK	2,900	19,366
#	Br Holdings Corp.	10,200	28,258
*	BrainPad, Inc.	5,700	29,026
	Bridgestone Corp.	72,000	2,891,400
	Broadleaf Co. Ltd.	8,400	26,499
#	Broadmedia Corp.	2,119	20,068
	Broccoli Co. Ltd.	1,400	15,407
	Brother Industries Ltd.	70,800	1,111,931
	Bull-Dog Sauce Co. Ltd.	3,500	52,759
#	Bunka Shutter Co. Ltd.	24,700	210,459
	Business Brain Showa-Ota, Inc.	2,400	34,601
	BuySell Technologies Co. Ltd.	900	30,558
#	C Uyemura & Co. Ltd.	1,400	67,553
	CAC Holdings Corp.	3,100	38,922
	Calbee, Inc.	18,400	397,895
	Canare Electric Co. Ltd.	700	7,149
	Canon Electronics, Inc.	8,800	119,860
	Canon Marketing Japan, Inc.	14,100	352,542
	Canon, Inc., Sponsored ADR	1,500	35,580
	Canon, Inc.	44,900	1,069,399
	Capcom Co. Ltd.	24,100	905,620
	Career Design Center Co. Ltd.	1,100	16,721
	Careerlink Co. Ltd.	1,800	29,260
#	Carenet, Inc.	3,500	24,151
	Carlit Holdings Co. Ltd.	8,400	43,095
	Carta Holdings, Inc.	1,900	20,257
#	Casa, Inc.	2,200	13,920
	Casio Computer Co. Ltd.	37,600	357,756
	Cawachi Ltd.	7,300	125,147
#	CDS Co. Ltd.	1,800	23,870
	Celsys, Inc.	16,000	76,550
	Central Automotive Products Ltd.	3,900	82,918
	Central Glass Co. Ltd.	15,900	343,388
	Central Japan Railway Co.	5,500	680,893
	Central Security Patrols Co. Ltd.	2,100	43,458
	Central Sports Co. Ltd.	2,600	49,066
#	Ceres, Inc.	3,400	35,975
	Change Holdings, Inc.	1,700	28,760
	Charm Care Corp. KK	3,200	25,496
	Chiba Bank Ltd.	63,300	413,351
	Chiba Kogyo Bank Ltd.	17,300	71,191

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Chilled & Frozen Logistics Holdings Co. Ltd.	7,000	$68,216
	Chino Corp.	3,100	48,360
	Chiyoda Co. Ltd.	7,300	44,951
*	Chiyoda Corp.	41,000	120,956
	Chiyoda Integre Co. Ltd.	5,600	95,857
	Chofu Seisakusho Co. Ltd.	9,200	166,087
	Chori Co. Ltd.	5,000	94,979
	Chubu Electric Power Co., Inc.	48,900	545,350
	Chubu Shiryo Co. Ltd.	10,900	89,350
	Chudenko Corp.	11,500	188,605
	Chuetsu Pulp & Paper Co. Ltd.	3,200	23,597
	Chugai Pharmaceutical Co. Ltd.	39,500	1,019,323
	Chugai Ro Co. Ltd.	2,300	30,311
	Chugin Financial Group, Inc.	56,500	379,116
*	Chugoku Electric Power Co., Inc.	51,200	269,604
	Chugoku Marine Paints Ltd.	12,500	109,237
	Chuo Spring Co. Ltd.	8,000	42,579
	CI Takiron Corp.	19,100	70,353
	Citizen Watch Co. Ltd.	92,200	510,174
	CKD Corp.	14,800	225,442
	CK-San-Etsu Co. Ltd.	1,500	47,477
	Cleanup Corp.	10,500	58,705
	CMIC Holdings Co. Ltd.	4,000	57,259
	CMK Corp.	19,100	64,977
	Coca-Cola Bottlers Japan Holdings, Inc.	37,525	404,379
	COLOPL, Inc.	2,500	11,755
	Colowide Co. Ltd.	21,900	335,522
	Computer Engineering & Consulting Ltd.	8,400	87,331
	COMSYS Holdings Corp.	22,605	432,573
	Comture Corp.	7,800	115,070
	Concordia Financial Group Ltd.	178,417	676,978
*	COOKPAD, Inc.	2,900	4,122
	Core Corp.	1,800	22,398
	Corona Corp.	5,700	39,016
	Cosel Co. Ltd.	8,100	64,807
	Cosmo Energy Holdings Co. Ltd.	28,800	920,709
	Cosmos Initia Co. Ltd.	5,600	23,939
	Cosmos Pharmaceutical Corp.	4,200	413,092
	Cota Co. Ltd.	4,810	58,977
	CRE, Inc.	4,700	44,923
	Create Medic Co. Ltd.	3,600	24,037
	Create Restaurants Holdings, Inc.	32,900	240,070
#	Create SD Holdings Co. Ltd.	12,000	291,087
	Credit Saison Co. Ltd.	66,600	922,737
	Creek & River Co. Ltd.	4,300	67,286
	Cresco Ltd.	4,600	60,650
	CTI Engineering Co. Ltd.	4,900	119,166
	CTS Co. Ltd.	8,900	51,624
#	Cube System, Inc.	1,400	11,828
	Curves Holdings Co. Ltd.	15,100	88,035
*	Cyber Security Cloud, Inc.	1,600	21,626
	CyberAgent, Inc.	62,200	542,794
	Cyberlinks Co. Ltd.	2,300	15,266
	Cybozu, Inc.	9,200	183,647
	Dai Nippon Printing Co. Ltd.	28,800	827,888
	Dai Nippon Toryo Co. Ltd.	9,200	58,264
	Daicel Corp.	64,700	510,086
	Dai-Dan Co. Ltd.	5,800	104,895
	Daido Kogyo Co. Ltd.	4,700	26,344

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daido Metal Co. Ltd.	19,800	$76,705
	Daido Steel Co. Ltd.	10,500	404,357
	Daifuku Co. Ltd.	29,700	547,216
	Daihatsu Diesel Manufacturing Co. Ltd.	7,700	35,876
	Daihen Corp.	6,800	223,933
	Daiho Corp.	4,800	137,903
	Dai-Ichi Cutter Kogyo KK	5,000	45,796
	Daiichi Jitsugyo Co. Ltd.	3,000	128,008
	Daiichi Kensetsu Corp.	1,800	18,686
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,300	39,166
	Dai-ichi Life Holdings, Inc.	69,700	1,296,473
	Daiichi Sankyo Co. Ltd.	10,900	374,029
	Daiken Corp.	5,500	94,533
	Daiken Medical Co. Ltd.	4,500	16,219
	Daiki Aluminium Industry Co. Ltd.	16,500	169,280
	Daiki Axis Co. Ltd.	3,000	15,759
	Daikin Industries Ltd.	13,500	2,452,019
#	Daikoku Denki Co. Ltd.	4,300	96,689
	Daikokutenbussan Co. Ltd.	3,200	128,114
	Daikyonishikawa Corp.	19,900	99,629
	Dainichi Co. Ltd.	4,700	23,504
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	5,100	69,885
	Daio Paper Corp.	32,500	263,386
	Daiseki Co. Ltd.	8,720	249,483
	Daiseki Eco. Solution Co. Ltd.	2,800	19,486
	Daishi Hokuetsu Financial Group, Inc.	20,850	464,633
	Daishinku Corp.	10,400	52,325
	Daisue Construction Co. Ltd.	3,800	34,245
	Daito Bank Ltd.	4,300	20,659
	Daito Pharmaceutical Co. Ltd.	7,350	136,799
	Daito Trust Construction Co. Ltd.	11,100	1,052,032
	Daitron Co. Ltd.	3,300	63,404
	Daiwa House Industry Co. Ltd.	102,600	2,615,118
	Daiwa Industries Ltd.	11,800	124,640
	Daiwa Securities Group, Inc.	183,100	850,443
	Daiwabo Holdings Co. Ltd.	43,000	811,376
	DCM Holdings Co. Ltd.	49,200	515,386
	Dear Life Co. Ltd.	11,300	59,935
*	DeNA Co. Ltd.	22,800	320,220
	Denka Co. Ltd.	36,500	731,002
#	Densan System Holdings Co. Ltd.	3,700	72,793
	Denso Corp.	19,200	1,158,981
	Dentsu Group, Inc.	38,400	1,383,737
	Denyo Co. Ltd.	6,100	85,234
	Dexerials Corp.	28,700	546,177
	DIC Corp.	38,800	716,768
	Digital Arts, Inc.	3,900	145,172
	Digital Garage, Inc.	8,900	313,991
	Digital Hearts Holdings Co. Ltd.	4,100	44,420
	Digital Holdings, Inc.	5,700	49,219
	Digital Information Technologies Corp.	3,100	36,873
	Dip Corp.	10,400	256,590
	Direct Marketing MiX, Inc.	6,200	54,629
	Disco Corp.	7,800	888,070
	DKK Co. Ltd.	3,400	57,799
	DKK-Toa Corp.	1,900	11,375
	DKS Co. Ltd.	4,500	62,614
	DMG Mori Co. Ltd.	43,000	689,834
	Doshisha Co. Ltd.	6,800	107,065

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Double Standard, Inc.	2,600	$39,062
	Doutor Nichires Holdings Co. Ltd.	14,300	225,503
	Dowa Holdings Co. Ltd.	21,395	698,985
#	Drecom Co. Ltd.	4,400	24,261
	DTS Corp.	11,000	261,355
	Duskin Co. Ltd.	9,800	240,415
	DyDo Group Holdings, Inc.	3,200	119,613
	Eagle Industry Co. Ltd.	12,100	116,713
	East Japan Railway Co.	10,800	617,993
	EAT & Holdings Co. Ltd.	1,300	21,264
	Ebara Corp.	25,900	1,133,159
	Ebara Foods Industry, Inc.	2,300	52,337
	Ebara Jitsugyo Co. Ltd.	2,800	61,381
	Ebase Co. Ltd.	6,400	32,389
	Eco’s Co. Ltd.	4,900	68,433
	EDION Corp.	34,400	338,528
	EF-ON, Inc.	9,860	46,374
	eGuarantee, Inc.	8,600	133,646
	E-Guardian, Inc.	3,400	54,956
	Ehime Bank Ltd.	14,600	91,592
	Eidai Co. Ltd.	11,700	19,022
	Eiken Chemical Co. Ltd.	8,400	97,665
	Eisai Co. Ltd.	2,700	155,799
	Eizo Corp.	7,000	229,447
	EJ Holdings, Inc.	1,100	13,065
	Elan Corp.	9,500	71,141
	Elecom Co. Ltd.	13,000	123,364
	Electric Power Development Co. Ltd.	18,000	287,815
	Elematec Corp.	8,800	111,733
	EM Systems Co. Ltd.	7,400	42,719
	en Japan, Inc.	12,000	215,403
	Endo Lighting Corp.	5,800	44,916
	ENEOS Holdings, Inc.	995,200	3,540,448
	Enigmo, Inc.	6,600	20,731
	Enomoto Co. Ltd.	2,000	24,719
	Enplas Corp.	2,500	84,422
#	Ensuiko Sugar Refining Co. Ltd.	9,000	13,302
	Entrust, Inc.	2,100	14,728
	eRex Co. Ltd.	9,500	121,399
	ES-Con Japan Ltd.	10,700	68,305
	Eslead Corp.	3,700	60,845
	ESPEC Corp.	4,400	66,525
	Exedy Corp.	13,000	187,128
	EXEO Group, Inc.	22,145	410,903
	Ezaki Glico Co. Ltd.	14,200	365,234
	F&M Co. Ltd.	1,700	26,674
	Faith, Inc.	4,000	14,836
	FALCO HOLDINGS Co. Ltd.	2,100	31,220
	Fancl Corp.	9,200	159,212
	FANUC Corp.	15,000	506,568
	Fast Fitness Japan, Inc.	1,300	16,327
	Fast Retailing Co. Ltd.	12,000	2,841,620
	FCC Co. Ltd.	12,300	158,566
*	FDK Corp.	3,899	24,694
	Feed One Co. Ltd.	10,780	58,725
	Ferrotec Holdings Corp.	21,600	488,516
	Fibergate, Inc.	1,000	9,278
	FIDEA Holdings Co. Ltd.	9,420	93,863
	Financial Partners Group Co. Ltd.	12,700	103,399

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	FINDEX, Inc.	5,100	$23,591
	First Bank of Toyama Ltd.	19,500	89,610
#	First Brothers Co. Ltd.	3,900	25,576
#	First Juken Co. Ltd.	4,100	34,128
#	First-Corp., Inc.	1,100	7,497
	Fixstars Corp.	6,900	71,143
	FJ Next Holdings Co. Ltd.	7,900	60,040
	Food & Life Cos. Ltd.	31,200	751,489
	Forum Engineering, Inc.	1,200	7,486
	Forval Corp.	1,400	12,019
	Foster Electric Co. Ltd.	9,500	79,118
	FP Corp.	19,200	477,602
	France Bed Holdings Co. Ltd.	7,200	57,252
#	Freebit Co. Ltd.	6,000	68,118
	Freund Corp.	4,300	20,251
	F-Tech, Inc.	6,700	38,238
	FTGroup Co. Ltd.	6,700	53,861
	Fudo Tetra Corp.	8,250	108,440
	Fuji Co. Ltd.	2,200	28,722
	Fuji Corp.	19,300	323,722
#	Fuji Corp.	7,200	69,681
	Fuji Corp. Ltd.	11,800	62,541
#	Fuji Die Co. Ltd.	2,300	12,521
	Fuji Electric Co. Ltd.	16,900	682,177
	Fuji Kyuko Co. Ltd.	6,400	245,836
	Fuji Media Holdings, Inc.	17,500	164,057
	Fuji Oil Co. Ltd.	17,700	34,762
	Fuji Oil Holdings, Inc.	16,600	256,457
	Fuji Pharma Co. Ltd.	5,100	46,333
	Fuji Seal International, Inc.	18,400	209,132
	Fuji Soft, Inc.	6,100	364,441
	Fujibo Holdings, Inc.	4,500	105,887
	Fujicco Co. Ltd.	6,000	84,946
	FUJIFILM Holdings Corp.	13,800	719,255
	Fujikura Composites, Inc.	8,600	65,323
	Fujikura Kasei Co. Ltd.	10,400	33,598
	Fujikura Ltd.	119,300	813,401
	Fujimi, Inc.	600	31,082
	Fujimori Kogyo Co. Ltd.	7,400	171,937
	Fujisash Co. Ltd.	35,600	17,490
	Fujishoji Co. Ltd.	3,200	35,426
	Fujitsu General Ltd.	4,300	110,614
	Fujitsu Ltd.	21,600	2,878,788
	Fujiya Co. Ltd.	2,700	50,127
	FuKoKu Co. Ltd.	6,200	48,377
	Fukuda Corp.	2,600	92,525
	Fukuda Denshi Co. Ltd.	4,000	122,942
	Fukui Bank Ltd.	9,300	100,850
	Fukui Computer Holdings, Inc.	3,200	63,517
	Fukuoka Financial Group, Inc.	34,632	652,296
	Fukushima Galilei Co. Ltd.	5,100	192,317
	Fukuyama Transporting Co. Ltd.	10,200	272,638
	FULLCAST Holdings Co. Ltd.	6,400	116,195
	Fumakilla Ltd.	1,200	9,523
	Funai Soken Holdings, Inc.	12,170	233,294
	Furukawa Battery Co. Ltd.	2,100	17,670
	Furukawa Co. Ltd.	13,300	131,442
	Furukawa Electric Co. Ltd.	27,800	508,976
	Furuno Electric Co. Ltd.	10,200	69,577

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Furuya Metal Co. Ltd.	1,200	$79,727
	Furyu Corp.	8,200	70,098
	Fuso Chemical Co. Ltd.	8,900	247,667
	Fuso Pharmaceutical Industries Ltd.	2,900	43,693
	Futaba Corp.	16,300	62,950
	Futaba Industrial Co. Ltd.	29,000	97,111
	Future Corp.	14,600	186,753
	Fuyo General Lease Co. Ltd.	8,600	629,393
	G-7 Holdings, Inc.	13,300	140,239
	Gakken Holdings Co. Ltd.	11,000	70,880
	Gakkyusha Co. Ltd.	3,000	47,732
#	Gakujo Co. Ltd.	1,300	15,470
	Gecoss Corp.	7,000	45,889
#	Genki Sushi Co. Ltd.	2,000	47,745
	Genky DrugStores Co. Ltd.	4,200	124,147
	Geo Holdings Corp.	9,800	118,561
	Gift Holdings, Inc.	1,100	38,420
	Giken Ltd.	200	3,143
#	GL Sciences, Inc.	1,700	28,673
	GLOBERIDE, Inc.	12,000	219,981
	Glory Ltd.	16,100	342,309
	Glosel Co. Ltd.	7,000	21,115
	GMO Financial Gate, Inc.	600	48,445
#	GMO Financial Holdings, Inc.	13,300	60,729
	GMO GlobalSign Holdings KK	1,300	36,887
	GMO internet group, Inc.	17,000	341,983
	GMO Payment Gateway, Inc.	5,800	453,628
	GMO Pepabo, Inc.	500	6,552
	Godo Steel Ltd.	4,200	94,614
	Goldcrest Co. Ltd.	8,900	119,302
	Goldwin, Inc.	5,200	472,483
	Golf Digest Online, Inc.	6,700	45,246
	Good Com Asset Co. Ltd.	5,600	32,573
	Grandy House Corp.	4,200	17,418
	gremz, Inc.	1,900	30,157
	GS Yuasa Corp.	23,216	408,596
	GSI Creos Corp.	3,600	49,296
	G-Tekt Corp.	11,700	128,171
	Gun-Ei Chemical Industry Co. Ltd.	1,900	36,970
	GungHo Online Entertainment, Inc.	15,740	302,193
	Gunma Bank Ltd.	120,400	412,302
	Gunze Ltd.	6,400	221,356
	H.U. Group Holdings, Inc.	23,600	477,102
	H2O Retailing Corp.	36,900	437,251
#	HABA Laboratories, Inc.	900	15,566
	Hachijuni Bank Ltd.	129,200	578,830
	Hagihara Industries, Inc.	4,900	46,488
	Hagiwara Electric Holdings Co. Ltd., Class C	2,500	60,044
	Hakudo Co. Ltd.	3,200	62,316
	Hakuhodo DY Holdings, Inc.	60,800	716,427
	Hakuto Co. Ltd.	2,400	75,333
	Halows Co. Ltd.	3,100	73,517
	Hamakyorex Co. Ltd.	9,700	248,197
	Hamamatsu Photonics KK	10,100	535,440
	Hamee Corp.	1,400	10,110
	Handsman Co. Ltd.	800	6,695
	Hankyu Hanshin Holdings, Inc.	28,400	886,685
	Hanwa Co. Ltd.	15,800	489,248
	Happinet Corp.	7,100	102,519

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hard Off Corp. Co. Ltd.	4,500	$46,860
	Harima Chemicals Group, Inc.	6,100	38,587
	Harmonic Drive Systems, Inc.	3,500	107,010
	Haseko Corp.	115,500	1,410,061
	Hashimoto Sogyo Holdings Co. Ltd.	1,400	11,508
	Hazama Ando Corp.	80,500	531,405
	Heiwa Corp.	22,700	448,191
	Heiwa Real Estate Co. Ltd.	9,800	280,422
	Heiwado Co. Ltd.	14,000	212,718
#*	Hennge KK	1,400	7,538
	Hibiya Engineering Ltd.	7,600	125,899
	Hikari Tsushin, Inc.	1,600	218,312
#	HI-LEX Corp.	7,200	64,854
*	Hino Motors Ltd.	77,300	304,571
	Hioki EE Corp.	2,700	179,830
	Hirakawa Hewtech Corp.	4,000	42,576
#	Hirano Tecseed Co. Ltd.	2,000	32,391
#	Hirata Corp.	2,100	104,814
	Hirogin Holdings, Inc.	82,300	408,168
	Hirose Electric Co. Ltd.	2,555	344,820
*	Hirose Tusyo, Inc.	1,900	37,590
	Hiroshima Gas Co. Ltd.	9,300	24,933
	Hisaka Works Ltd.	6,800	45,640
	Hisamitsu Pharmaceutical Co., Inc.	8,400	232,341
	Hitachi Construction Machinery Co. Ltd.	21,200	522,408
	Hitachi Ltd.	107,200	5,929,727
	Hitachi Zosen Corp.	74,700	463,268
	Hito Communications Holdings, Inc.	2,200	25,649
	Hochiki Corp.	5,600	66,615
	Hodogaya Chemical Co. Ltd.	3,100	71,357
	Hogy Medical Co. Ltd.	3,000	75,150
	Hokkaido Coca-Cola Bottling Co. Ltd.	700	24,413
*	Hokkaido Electric Power Co., Inc.	49,500	186,472
	Hokkaido Gas Co. Ltd.	4,700	67,048
	Hokkan Holdings Ltd.	5,200	53,427
	Hokko Chemical Industry Co. Ltd.	8,500	57,850
	Hokkoku Financial Holdings, Inc.	8,100	283,063
	Hokuetsu Corp.	50,400	333,348
	Hokuetsu Industries Co. Ltd.	8,800	90,198
	Hokuhoku Financial Group, Inc.	62,000	446,845
	Hokuriku Electric Industry Co. Ltd.	3,300	29,776
*	Hokuriku Electric Power Co.	35,200	164,453
	Hokuriku Electrical Construction Co. Ltd.	6,000	36,511
	Hokuto Corp.	6,400	87,847
	Honda Motor Co. Ltd., Sponsored ADR	4,900	130,242
	Honda Motor Co. Ltd.	109,700	2,909,575
	H-One Co. Ltd.	10,500	51,861
	Honeys Holdings Co. Ltd.	6,900	79,873
	Hoosiers Holdings Co. Ltd.	14,200	88,286
	Horiba Ltd.	9,700	534,399
	Hoshizaki Corp.	4,400	154,973
	Hosiden Corp.	22,400	286,865
	Hosokawa Micron Corp.	6,800	147,313
	Hotland Co. Ltd.	2,600	29,840
	House Foods Group, Inc.	12,700	279,249
	Howa Machinery Ltd.	5,400	33,429
	Hoya Corp.	26,300	2,757,686
	HPC Systems, Inc.	700	10,498
	HS Holdings Co. Ltd.	4,800	35,675

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hulic Co. Ltd.	77,995	$671,541
	Hyakugo Bank Ltd.	81,100	234,168
	Hyakujushi Bank Ltd.	9,100	124,976
	Ibiden Co. Ltd.	23,600	928,571
	IBJ, Inc.	7,100	33,911
	Ichigo, Inc.	74,500	142,548
	Ichiken Co. Ltd.	3,100	43,738
	Ichikoh Industries Ltd.	17,800	72,044
	Ichimasa Kamaboko Co. Ltd.	3,500	19,972
	Ichinen Holdings Co. Ltd.	12,700	129,062
	Ichiyoshi Securities Co. Ltd.	11,900	51,714
	Icom, Inc.	3,300	67,137
	ID Holdings Corp.	5,550	44,854
	Idec Corp.	13,400	328,144
	Idemitsu Kosan Co. Ltd.	67,083	1,428,401
	IDOM, Inc.	37,000	228,781
	IHI Corp.	40,600	1,023,043
	Iida Group Holdings Co. Ltd.	22,300	396,478
	Iino Kaiun Kaisha Ltd.	36,600	275,415
	IJTT Co. Ltd.	9,300	36,187
	I’ll, Inc.	2,100	42,754
	Imagica Group, Inc.	7,200	32,222
	Imasen Electric Industrial	1,400	7,656
	i-mobile Co. Ltd.	2,400	23,042
	Imuraya Group Co. Ltd.	1,300	22,133
	Inaba Denki Sangyo Co. Ltd.	10,000	223,360
	Inaba Seisakusho Co. Ltd.	4,800	51,299
	Inabata & Co. Ltd.	19,800	404,178
	Inageya Co. Ltd.	900	10,927
*	I-NE Co. Ltd.	2,800	66,859
	Ines Corp.	5,600	57,265
	I-Net Corp.	7,310	71,055
	Infocom Corp.	10,400	172,814
	Infomart Corp.	37,000	79,532
	Information Services International-Dentsu Ltd.	6,400	225,615
	INFRONEER Holdings, Inc.	63,420	500,928
	Innotech Corp.	6,300	63,195
	Inpex Corp.	177,300	1,940,202
	Insource Co. Ltd.	15,000	137,635
	Intage Holdings, Inc.	15,600	181,671
	Intelligent Wave, Inc.	4,800	25,579
	Inter Action Corp.	2,800	27,189
	Internet Initiative Japan, Inc.	26,000	538,050
#	Inui Global Logistics Co. Ltd.	1,800	22,879
	I-PEX, Inc.	4,900	50,317
	IPS, Inc.	600	11,232
	IR Japan Holdings Ltd.	2,900	45,727
	Iriso Electronics Co. Ltd.	5,200	177,994
	I’rom Group Co. Ltd.	2,200	29,290
	Ise Chemicals Corp.	600	32,100
	Iseki & Co. Ltd.	7,400	65,352
	Isetan Mitsukoshi Holdings Ltd.	86,800	958,337
	Ishihara Chemical Co. Ltd.	4,000	44,223
	Ishihara Sangyo Kaisha Ltd.	15,600	134,800
*	Istyle, Inc.	5,100	20,341
	Isuzu Motors Ltd.	109,200	1,289,545
*	ITbook Holdings Co. Ltd.	4,100	11,592
	Itfor, Inc.	5,500	35,153
	ITmedia, Inc.	2,600	26,596

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Ito En Ltd.	10,300	$318,603
#	ITOCHU Corp.	143,900	4,773,862
	Itochu Enex Co. Ltd.	26,700	228,531
	Itochu Techno-Solutions Corp.	13,200	341,822
	Itochu-Shokuhin Co. Ltd.	2,500	100,238
	Itoham Yonekyu Holdings, Inc.	61,800	338,712
	Itoki Corp.	20,600	122,565
	IwaiCosmo Holdings, Inc.	7,900	77,113
	Iwatani Corp.	18,500	875,841
#*	Iwatsu Electric Co. Ltd.	4,300	25,923
	Iwatsuka Confectionery Co. Ltd.	1,600	56,740
	Iyogin Holdings, Inc.	90,300	528,732
	Izumi Co. Ltd.	13,300	312,762
	J Front Retailing Co. Ltd.	64,300	676,259
#	J Trust Co. Ltd.	25,100	73,221
	JAC Recruitment Co. Ltd.	4,600	85,948
	Jaccs Co. Ltd.	9,900	331,855
	JAFCO Group Co. Ltd.	40,200	512,233
	JANOME Corp.	7,000	31,971
	Japan Airlines Co. Ltd.	9,400	179,320
	Japan Airport Terminal Co. Ltd.	1,800	88,205
	Japan Aviation Electronics Industry Ltd.	30,900	542,077
	Japan Best Rescue System Co. Ltd.	3,800	21,661
	Japan Cash Machine Co. Ltd.	7,100	66,393
*	Japan Communications, Inc.	42,200	78,381
	Japan Electronic Materials Corp.	4,000	40,654
	Japan Elevator Service Holdings Co. Ltd.	17,600	261,813
	Japan Exchange Group, Inc.	61,100	992,128
#	Japan Foundation Engineering Co. Ltd.	9,800	38,746
*	Japan Hospice Holdings, Inc.	700	18,233
	Japan Investment Adviser Co. Ltd.	3,000	24,579
	Japan Lifeline Co. Ltd.	16,500	113,493
	Japan Material Co. Ltd.	21,000	314,871
	Japan Medical Dynamic Marketing, Inc.	7,100	53,190
	Japan Oil Transportation Co. Ltd.	1,100	21,130
	Japan Petroleum Exploration Co. Ltd.	8,000	266,194
	Japan Post Bank Co. Ltd.	18,200	145,337
	Japan Post Holdings Co. Ltd.	103,800	854,474
	Japan Post Insurance Co. Ltd.	17,700	287,432
	Japan Property Management Center Co. Ltd.	4,600	37,898
	Japan Pulp & Paper Co. Ltd.	4,400	169,642
	Japan Securities Finance Co. Ltd.	29,000	218,863
	Japan Steel Works Ltd.	4,774	86,733
	Japan System Techniques Co. Ltd.	2,600	39,723
	Japan Tobacco, Inc.	134,700	2,898,322
	Japan Transcity Corp.	14,800	73,873
	Japan Wool Textile Co. Ltd.	18,700	138,852
	Jastec Co. Ltd.	2,800	25,437
	JBCC Holdings, Inc.	6,700	106,229
	JCR Pharmaceuticals Co. Ltd.	12,500	135,200
	JCU Corp.	10,500	247,938
	Jeol Ltd.	12,300	358,871
	JFE Holdings, Inc.	156,000	1,845,526
	JGC Holdings Corp.	56,000	700,575
*	JIG-SAW, Inc.	1,500	51,925
#	Jimoto Holdings, Inc.	9,110	26,974
	JINS Holdings, Inc.	4,400	94,753
	JINUSHI Co. Ltd.	6,300	90,281
	JK Holdings Co. Ltd.	6,500	50,707

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	J-Lease Co. Ltd.	2,000	$29,824
	JM Holdings Co. Ltd.	5,400	79,001
	JMS Co. Ltd.	7,600	29,734
#*	Joban Kosan Co. Ltd.	2,900	26,158
	J-Oil Mills, Inc.	7,400	87,838
	Joshin Denki Co. Ltd.	5,700	85,014
	Joyful Honda Co. Ltd.	4,600	61,283
	JP-Holdings, Inc.	21,100	48,519
	JSB Co. Ltd.	700	22,289
	JSP Corp.	4,700	54,112
	JSR Corp.	11,900	276,121
	J-Stream, Inc.	1,900	7,483
	JTEKT Corp.	63,100	521,080
#	Juki Corp.	8,500	40,161
	Juroku Financial Group, Inc.	10,200	225,801
	Justsystems Corp.	8,100	214,042
	JVCKenwood Corp.	99,600	339,475
	K&O Energy Group, Inc.	5,900	105,383
	Kadokawa Corp.	9,800	209,002
	Kadoya Sesame Mills, Inc.	500	13,067
	Kaga Electronics Co. Ltd.	5,600	198,669
	Kagome Co. Ltd.	6,100	148,162
	Kajima Corp.	95,600	1,264,839
	Kakaku.com, Inc.	22,400	308,195
	Kaken Pharmaceutical Co. Ltd.	7,600	209,267
#	Kakiyasu Honten Co. Ltd.	3,800	63,970
#	Kamakura Shinsho Ltd.	6,200	42,559
	Kameda Seika Co. Ltd.	2,600	86,579
	Kamei Corp.	9,400	107,949
	Kamigumi Co. Ltd.	23,700	519,406
	Kanaden Corp.	6,900	61,401
	Kanagawa Chuo Kotsu Co. Ltd.	2,100	49,394
	Kanamic Network Co. Ltd.	5,700	18,373
#	Kanamoto Co. Ltd.	14,700	246,270
	Kandenko Co. Ltd.	40,400	304,403
	Kaneka Corp.	16,700	444,281
	Kaneko Seeds Co. Ltd.	3,900	45,896
	Kanematsu Corp.	34,500	449,078
	Kansai Electric Power Co., Inc.	53,500	577,517
	Kansai Paint Co. Ltd.	11,800	166,356
	Kanto Denka Kogyo Co. Ltd.	27,400	207,868
	Kao Corp.	37,100	1,499,154
*	Kaonavi, Inc.	700	13,852
	Katakura Industries Co. Ltd.	8,000	106,888
	Katitas Co. Ltd.	16,100	314,415
	Kato Sangyo Co. Ltd.	5,700	151,569
	Kato Works Co. Ltd.	5,200	46,939
	Kawada Technologies, Inc.	1,900	56,998
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,600	59,080
	Kawasaki Heavy Industries Ltd.	60,500	1,316,132
#	Kawasaki Kisen Kaisha Ltd.	12,922	307,935
	KDDI Corp.	165,200	5,157,235
	KeePer Technical Laboratory Co. Ltd.	4,700	174,764
	Keihan Holdings Co. Ltd.	12,700	349,584
	Keihanshin Building Co. Ltd.	7,700	72,644
#	Keihin Co. Ltd.	1,500	18,547
	Keikyu Corp.	30,900	300,347
	Keio Corp.	7,600	282,263
	Keisei Electric Railway Co. Ltd.	11,219	395,906

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	KEIWA, Inc.	2,400	$24,554
	Keiyo Bank Ltd.	41,000	170,278
	Keiyo Co. Ltd.	8,300	51,332
	KEL Corp.	1,800	22,920
	Kenko Mayonnaise Co. Ltd.	4,700	43,005
	Kewpie Corp.	33,100	555,659
	Keyence Corp.	7,200	3,246,884
	KFC Holdings Japan Ltd.	5,600	119,152
	KFC Ltd.	1,500	14,503
	KH Neochem Co. Ltd.	10,100	174,144
	Kikkoman Corp.	11,200	663,417
	Kimoto Co. Ltd.	17,300	24,203
	Kimura Chemical Plants Co. Ltd.	5,900	30,747
	Kinden Corp.	34,500	470,397
#	King Co. Ltd.	4,000	15,290
	King Jim Co. Ltd.	4,200	28,560
	Kintetsu Department Store Co. Ltd.	1,800	32,845
	Kintetsu Group Holdings Co. Ltd.	11,300	381,457
	Kirin Holdings Co. Ltd.	10,400	168,951
	Kissei Pharmaceutical Co. Ltd.	11,300	228,931
#	Ki-Star Real Estate Co. Ltd.	4,300	129,218
	Kitagawa Corp.	4,300	35,401
	Kita-Nippon Bank Ltd.	3,600	54,885
	Kitano Construction Corp.	1,600	38,104
#	Kitanotatsujin Corp.	16,200	37,306
	Kitz Corp.	25,100	171,654
	Kiyo Bank Ltd.	22,500	263,104
	Koa Corp.	12,400	155,564
	Koatsu Gas Kogyo Co. Ltd.	12,700	69,502
	Kobayashi Pharmaceutical Co. Ltd.	1,600	99,843
	Kobe Bussan Co. Ltd.	17,000	475,463
*	Kobe Electric Railway Co. Ltd.	1,600	37,717
	Kobe Steel Ltd.	121,300	903,787
	Koei Tecmo Holdings Co. Ltd.	7,320	134,613
	Kohnan Shoji Co. Ltd.	12,300	331,862
	Kohsoku Corp.	3,200	50,350
	Koito Manufacturing Co. Ltd.	19,400	375,263
	Kojima Co. Ltd.	14,600	61,198
	Kokuyo Co. Ltd.	34,100	487,313
	KOMAIHALTEC, Inc.	900	11,841
	Komatsu Ltd.	111,700	2,777,964
	Komatsu Matere Co. Ltd.	8,200	41,510
	Komatsu Wall Industry Co. Ltd.	3,000	51,789
	KOMEDA Holdings Co. Ltd.	14,000	264,247
#	Komehyo Holdings Co. Ltd.	3,700	75,609
	Komeri Co. Ltd.	14,500	337,281
	Komori Corp.	17,600	136,381
	Konaka Co. Ltd.	13,400	34,711
	Konami Group Corp.	11,200	551,084
	Kondotec, Inc.	7,700	57,815
	Konica Minolta, Inc.	137,000	571,478
	Konishi Co. Ltd.	10,100	151,714
	Konoike Transport Co. Ltd.	10,300	121,219
	Konoshima Chemical Co. Ltd.	3,900	45,010
	Kosaido Holdings Co. Ltd.	5,100	101,281
	Kose Corp.	600	70,017
	Koshidaka Holdings Co. Ltd.	8,600	72,807
	Kotobuki Spirits Co. Ltd.	3,700	273,225
	Kotobukiya Co. Ltd.	200	13,900

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kozo Keikaku Engineering, Inc.	500	$10,870
	KPP Group Holdings Co. Ltd.	6,000	28,645
	Krosaki Harima Corp.	3,300	149,525
	KRS Corp.	5,400	40,546
	K’s Holdings Corp.	57,600	510,522
	KU Holdings Co. Ltd.	2,700	28,344
	Kubota Corp., Sponsored ADR	425	32,185
	Kubota Corp.	41,400	627,334
	Kumagai Gumi Co. Ltd.	15,300	325,291
#	Kumiai Chemical Industry Co. Ltd.	29,763	198,088
	Kunimine Industries Co. Ltd.	2,500	17,294
	Kurabo Industries Ltd.	6,000	110,367
	Kuraray Co. Ltd.	130,500	1,220,385
	Kureha Corp.	7,000	434,587
	Kurimoto Ltd.	3,400	50,439
	Kurita Water Industries Ltd.	15,600	653,778
	Kuriyama Holdings Corp.	5,600	36,437
	Kuroda Precision Industries Ltd.	1,200	13,865
#	Kusuri no Aoki Holdings Co. Ltd.	4,700	225,525
	KYB Corp.	8,300	264,784
	Kyocera Corp.	16,851	884,467
	Kyoden Co. Ltd.	10,500	39,079
	Kyodo Printing Co. Ltd.	2,700	56,206
	Kyoei Steel Ltd.	9,300	125,742
	Kyokuto Boeki Kaisha Ltd.	6,000	66,979
	Kyokuto Kaihatsu Kogyo Co. Ltd.	13,200	166,441
	Kyokuto Securities Co. Ltd.	9,100	40,633
	Kyokuyo Co. Ltd.	3,700	97,354
	Kyorin Pharmaceutical Co. Ltd.	14,200	182,762
	KYORITSU Co. Ltd.	16,700	18,318
	Kyoritsu Maintenance Co. Ltd.	7,700	310,819
	Kyosan Electric Manufacturing Co. Ltd.	19,800	61,881
	Kyowa Electronic Instruments Co. Ltd.	9,800	25,870
	Kyowa Kirin Co. Ltd.	7,400	164,660
	Kyowa Leather Cloth Co. Ltd.	5,900	22,953
	Kyudenko Corp.	13,300	354,665
*	Kyushu Electric Power Co., Inc.	59,800	348,209
	Kyushu Financial Group, Inc.	142,199	512,591
	Kyushu Railway Co	18,800	426,925
	LA Holdings Co. Ltd.	1,300	36,216
	LAC Co. Ltd.	4,500	22,832
	Lacto Japan Co. Ltd.	2,400	36,558
#*	Laox Holdings Co. Ltd.	9,000	18,681
	Lasertec Corp.	7,000	952,322
	Lawson, Inc.	11,100	504,180
	LEC, Inc.	10,800	68,099
*	Leopalace21 Corp.	58,000	153,043
	Life Corp.	3,900	82,729
	LIFULL Co. Ltd.	28,000	45,505
#	LIKE, Inc.	1,200	16,869
	Linical Co. Ltd.	2,800	14,374
	Link & Motivation, Inc.	11,200	40,212
	Lintec Corp.	17,400	290,981
	Lion Corp.	45,000	490,582
	LITALICO, Inc.	6,000	107,519
	Lixil Corp.	59,700	939,739
*	Locondo, Inc.	1,400	18,505
	Look Holdings, Inc.	2,300	38,544
*	M&A Capital Partners Co. Ltd.	5,000	141,250

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	M3, Inc.	27,200	$667,650
	Mabuchi Motor Co. Ltd.	8,500	239,889
*	Macbee Planet, Inc.	300	33,314
	Macnica Holdings, Inc.	20,299	557,822
	Macromill, Inc.	12,100	80,564
	Maeda Kosen Co. Ltd.	10,800	258,423
	Maezawa Industries, Inc.	2,800	15,566
	Maezawa Kasei Industries Co. Ltd.	5,600	67,668
	Maezawa Kyuso Industries Co. Ltd.	6,800	53,765
	Makino Milling Machine Co. Ltd.	10,500	384,057
	Makita Corp.	24,700	696,804
#	Management Solutions Co. Ltd.	2,600	61,618
	Mandom Corp.	10,100	120,062
	Mani, Inc.	7,600	99,458
	MarkLines Co. Ltd.	3,600	62,413
	Mars Group Holdings Corp.	3,500	78,265
	Marubeni Corp.	113,300	1,608,088
	Marubun Corp.	6,700	59,552
	Marudai Food Co. Ltd.	9,000	101,727
	Marufuji Sheet Piling Co. Ltd.	400	6,278
	Maruha Nichiro Corp.	21,700	403,993
	Marui Group Co. Ltd.	40,000	637,305
	Maruichi Steel Tube Ltd.	8,000	180,969
	MARUKA FURUSATO Corp.	7,553	146,301
#	Marumae Co. Ltd.	2,200	25,929
	Marusan Securities Co. Ltd.	17,700	54,785
	Maruwa Co. Ltd.	2,900	369,822
#	Maruyama Manufacturing Co., Inc.	900	12,543
	Maruzen CHI Holdings Co. Ltd.	8,400	21,929
	Maruzen Showa Unyu Co. Ltd.	4,800	120,132
	Marvelous, Inc.	5,900	29,280
#	Matching Service Japan Co. Ltd.	2,600	19,461
	Matsuda Sangyo Co. Ltd.	6,500	108,026
	Matsui Construction Co. Ltd.	6,600	34,662
	Matsui Securities Co. Ltd.	32,400	185,409
	MatsukiyoCocokara & Co.	7,480	400,553
	Max Co. Ltd.	8,500	135,744
	Maxell Ltd.	19,800	218,070
	Maxvalu Tokai Co. Ltd.	2,400	47,825
	Mazda Motor Corp.	69,300	627,129
#	McDonald’s Holdings Co. Japan Ltd.	6,200	258,293
	MCJ Co. Ltd.	34,200	236,542
	Mebuki Financial Group, Inc.	242,290	620,663
	MEC Co. Ltd.	3,700	69,255
*	Media Do Co. Ltd.	2,600	26,832
	Medical Data Vision Co. Ltd.	6,400	38,179
	Medical System Network Co. Ltd.	15,500	46,416
	Medikit Co. Ltd.	600	10,413
	Medipal Holdings Corp.	41,300	630,978
	Medius Holdings Co. Ltd.	1,200	7,472
*	Megachips Corp.	6,600	156,510
	Megmilk Snow Brand Co. Ltd.	18,300	262,655
	Meidensha Corp.	20,800	282,570
	Meiho Facility Works Ltd.	3,300	18,956
	Meiji Electric Industries Co. Ltd.	1,000	8,852
	MEIJI Holdings Co. Ltd.	38,000	916,929
	Meiji Shipping Co. Ltd.	6,900	32,692
	Meiko Electronics Co. Ltd.	8,000	161,435
	Meisei Industrial Co. Ltd.	17,000	117,317

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Meitec Corp.	24,900	$420,759
	Meito Sangyo Co. Ltd.	3,300	41,977
	Meiwa Corp.	11,400	58,935
#	Meiwa Estate Co. Ltd.	3,900	23,398
	Melco Holdings, Inc.	1,800	44,381
#	Members Co. Ltd.	2,000	18,314
	Menicon Co. Ltd.	19,900	422,662
*	Mercari, Inc.	3,900	67,067
	Mercuria Holdings Co. Ltd.	4,100	21,750
	METAWATER Co. Ltd.	3,400	44,808
	Micronics Japan Co. Ltd.	7,800	71,059
	Midac Holdings Co. Ltd.	2,700	37,961
	Mie Kotsu Group Holdings, Inc.	23,400	101,145
#	Mikuni Corp.	11,100	27,672
	Milbon Co. Ltd.	6,500	274,055
	MIMAKI ENGINEERING Co. Ltd.	4,800	23,849
	Mimasu Semiconductor Industry Co. Ltd.	9,500	183,569
	Minebea Mitsumi, Inc.	65,461	1,212,248
	Ministop Co. Ltd.	5,900	61,236
#	Minkabu The Infonoid, Inc.	300	3,742
	Mirai Industry Co. Ltd.	800	12,824
	Miraial Co. Ltd.	2,200	24,514
	Mirait One Corp.	35,000	434,747
	Mirarth Holdings, Inc.	56,100	158,296
	Miroku Jyoho Service Co. Ltd.	5,900	73,697
	MISUMI Group, Inc.	38,900	981,338
	Mitani Corp.	7,600	74,847
	Mitani Sangyo Co. Ltd.	9,700	23,078
	Mitani Sekisan Co. Ltd.	1,400	49,471
	Mito Securities Co. Ltd.	24,400	52,979
	Mitsuba Corp.	13,600	58,930
	Mitsubishi Chemical Group Corp.	412,800	2,421,749
	Mitsubishi Corp.	99,030	3,671,622
	Mitsubishi Electric Corp.	95,900	1,189,053
	Mitsubishi Estate Co. Ltd.	53,900	664,280
	Mitsubishi Gas Chemical Co., Inc.	42,200	614,368
	Mitsubishi HC Capital, Inc.	299,200	1,553,068
	Mitsubishi Heavy Industries Ltd.	24,000	910,086
	Mitsubishi Kakoki Kaisha Ltd.	3,200	57,302
	Mitsubishi Logisnext Co. Ltd.	16,000	116,522
	Mitsubishi Logistics Corp.	13,600	336,997
	Mitsubishi Materials Corp.	29,000	474,864
*	Mitsubishi Motors Corp.	170,800	656,492
	Mitsubishi Pencil Co. Ltd.	3,700	48,402
	Mitsubishi Research Institute, Inc.	3,500	126,990
	Mitsubishi Shokuhin Co. Ltd.	7,500	193,753
#	Mitsubishi Steel Manufacturing Co. Ltd.	5,400	45,393
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	44,064	276,722
	Mitsubishi UFJ Financial Group, Inc.	682,400	4,271,505
	Mitsuboshi Belting Ltd.	6,300	180,493
	Mitsui & Co. Ltd., Sponsored ADR	336	210,961
	Mitsui & Co. Ltd.	77,500	2,419,450
	Mitsui Chemicals, Inc.	56,810	1,437,350
	Mitsui DM Sugar Holdings Co. Ltd.	6,200	103,977
*	Mitsui E&S Co. Ltd.	10,700	41,110
	Mitsui Fudosan Co. Ltd.	46,400	921,597
	Mitsui High-Tec, Inc.	5,900	355,806
#	Mitsui Matsushima Holdings Co. Ltd.	5,300	123,594
	Mitsui Mining & Smelting Co. Ltd.	34,500	821,543

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Mitsui OSK Lines Ltd.	47,300	$1,172,596
	Mitsui-Soko Holdings Co. Ltd.	13,400	393,327
	Mitsuuroko Group Holdings Co. Ltd.	14,700	144,243
	Miura Co. Ltd.	9,300	247,727
	Mixi, Inc.	14,300	302,319
	Miyaji Engineering Group, Inc.	2,100	60,190
	Miyazaki Bank Ltd.	7,100	127,116
#	Miyoshi Oil & Fat Co. Ltd.	3,800	27,799
	Mizuho Financial Group, Inc.	134,500	1,949,689
	Mizuho Leasing Co. Ltd.	16,800	470,774
	Mizuho Medy Co. Ltd.	800	13,355
	Mizuno Corp.	7,100	177,220
*	Mobile Factory, Inc.	900	6,088
	Mochida Pharmaceutical Co. Ltd.	3,700	95,088
	Monex Group, Inc.	77,300	293,552
	Money Partners Group Co. Ltd.	8,500	16,714
	Monogatari Corp.	6,000	126,118
	MonotaRO Co. Ltd.	40,800	617,259
	Morinaga & Co. Ltd.	9,000	266,719
	Morinaga Milk Industry Co. Ltd.	22,200	834,961
	Morita Holdings Corp.	11,900	125,410
	Morito Co. Ltd.	9,000	70,677
	Morozoff Ltd.	1,800	48,072
#	Mortgage Service Japan Ltd.	2,400	11,845
	Mory Industries, Inc.	1,600	42,557
	MrMax Holdings Ltd.	10,500	48,370
	MS&AD Insurance Group Holdings, Inc.	25,700	843,533
	m-up Holdings, Inc.	8,900	81,000
	Murakami Corp.	400	8,270
	Murata Manufacturing Co. Ltd.	39,572	2,245,164
	Musashi Seimitsu Industry Co. Ltd.	32,000	431,340
	Musashino Bank Ltd.	11,800	191,579
#	Mutoh Holdings Co. Ltd.	900	11,082
	Nabtesco Corp.	8,900	214,521
#	NAC Co. Ltd.	3,600	25,413
	Nachi-Fujikoshi Corp.	10,000	282,605
	Nafco Co. Ltd.	5,700	77,851
	Nagano Bank Ltd.	4,300	48,517
	Nagano Keiki Co. Ltd.	7,000	66,430
	Nagase & Co. Ltd.	40,800	642,810
	Nagatanien Holdings Co. Ltd.	6,000	97,048
	Nagawa Co. Ltd.	1,400	65,374
	Nagoya Railroad Co. Ltd.	26,200	422,662
	Naigai Trans Line Ltd.	2,200	41,782
	Nakabayashi Co. Ltd.	9,300	33,054
	Nakamoto Packs Co. Ltd.	1,400	16,272
*	Nakamura Choukou Co. Ltd.	2,100	9,313
	Nakamuraya Co. Ltd.	1,900	44,319
	Nakanishi, Inc.	14,800	280,383
	Nakano Corp.	6,400	19,426
#	Nakayama Steel Works Ltd.	10,100	65,109
	Nakayamafuku Co. Ltd.	6,200	15,459
*	Namura Shipbuilding Co. Ltd.	18,000	54,272
	Nankai Electric Railway Co. Ltd.	17,600	410,593
	Nanto Bank Ltd.	9,900	180,347
	Narasaki Sangyo Co. Ltd.	1,400	18,862
	Natori Co. Ltd.	2,500	36,689
	NEC Capital Solutions Ltd.	5,300	104,713
	NEC Corp.	47,600	1,830,472

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	NEC Networks & System Integration Corp.	17,400	$216,900
	NET One Systems Co. Ltd.	24,100	568,239
	Neturen Co. Ltd.	15,200	80,724
	New Art Holdings Co. Ltd.	1,500	19,253
*	New Japan Chemical Co. Ltd.	16,100	25,532
	Nexon Co. Ltd.	4,900	110,693
#	Nextage Co. Ltd.	13,300	241,268
*	NexTone, Inc.	1,400	30,199
	NGK Insulators Ltd.	69,100	867,331
	NH Foods Ltd.	21,700	633,271
	NHK Spring Co. Ltd.	70,863	525,387
	Nicca Chemical Co. Ltd.	2,100	13,836
	Nice Corp.	2,400	23,290
#	Nichia Steel Works Ltd.	12,900	29,780
	Nichias Corp.	23,800	481,341
	Nichiban Co. Ltd.	4,000	59,153
	Nichicon Corp.	14,600	138,397
	Nichiden Corp.	6,000	88,941
	Nichiha Corp.	9,600	202,834
	Nichirei Corp.	32,500	666,740
	Nichireki Co. Ltd.	10,800	137,210
	Nichirin Co. Ltd.	4,500	77,874
	Nidec Corp.	29,600	1,464,669
	Nifco, Inc.	30,200	868,566
	Nihon Chouzai Co. Ltd.	4,700	42,679
	Nihon Dempa Kogyo Co. Ltd.	5,500	47,948
	Nihon Dengi Co. Ltd.	1,400	36,361
	Nihon Denkei Co. Ltd.	3,900	54,414
	Nihon Flush Co. Ltd.	3,800	28,891
#	Nihon House Holdings Co. Ltd.	12,300	35,368
	Nihon Kagaku Sangyo Co. Ltd.	5,600	46,863
	Nihon Kohden Corp.	15,400	426,096
	Nihon M&A Center Holdings, Inc.	51,100	390,600
	Nihon Nohyaku Co. Ltd.	10,500	53,219
	Nihon Parkerizing Co. Ltd.	31,200	244,208
	Nihon Tokushu Toryo Co. Ltd.	5,000	36,823
	Nihon Trim Co. Ltd.	600	12,887
	Nikkiso Co. Ltd.	21,900	153,817
	Nikko Co. Ltd.	10,500	49,936
	Nikkon Holdings Co. Ltd.	23,000	445,702
	Nikon Corp.	64,600	667,775
	Nintendo Co. Ltd.	66,200	2,798,762
	Nippi, Inc.	1,000	28,333
	Nippn Corp.	17,300	224,893
	Nippon Air Conditioning Services Co. Ltd.	6,100	33,167
	Nippon Aqua Co. Ltd.	2,800	18,148
	Nippon Beet Sugar Manufacturing Co. Ltd.	4,800	60,947
	Nippon Carbide Industries Co., Inc.	3,800	36,152
	Nippon Carbon Co. Ltd.	2,900	88,867
	Nippon Chemical Industrial Co. Ltd.	3,000	40,849
*	Nippon Chemi-Con Corp.	8,100	120,889
*	Nippon Coke & Engineering Co. Ltd.	76,400	51,170
	Nippon Computer Dynamics Co. Ltd.	1,800	10,268
	Nippon Concept Corp.	3,900	46,502
*	Nippon Concrete Industries Co. Ltd.	16,800	31,952
#	Nippon Denko Co. Ltd.	55,800	142,222
	Nippon Densetsu Kogyo Co. Ltd.	13,300	172,471
	Nippon Dry-Chemical Co. Ltd.	2,800	38,400
	Nippon Electric Glass Co. Ltd.	31,400	599,433

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Express Holdings, Inc.	26,100	$1,531,598
	Nippon Filcon Co. Ltd.	6,000	20,787
	Nippon Fine Chemical Co. Ltd.	4,300	84,008
	Nippon Gas Co. Ltd.	53,600	753,750
	Nippon Hume Corp.	9,000	52,237
	Nippon Kayaku Co. Ltd.	40,900	371,033
#	Nippon Kodoshi Corp.	3,100	45,090
	Nippon Koei Co. Ltd.	5,000	139,402
	Nippon Light Metal Holdings Co. Ltd.	35,540	372,385
	Nippon Paint Holdings Co. Ltd.	8,500	76,689
*	Nippon Paper Industries Co. Ltd.	45,700	366,176
	Nippon Parking Development Co. Ltd.	60,600	104,448
	Nippon Pillar Packing Co. Ltd.	7,600	211,302
	Nippon Piston Ring Co. Ltd.	2,400	23,823
	Nippon Rietec Co. Ltd.	900	8,449
	Nippon Road Co. Ltd.	1,400	83,010
	Nippon Sanso Holdings Corp.	34,100	615,255
	Nippon Seiki Co. Ltd.	18,900	120,286
	Nippon Seisen Co. Ltd.	700	23,310
	Nippon Sharyo Ltd.	4,000	61,403
*	Nippon Sheet Glass Co. Ltd.	23,800	115,189
	Nippon Shinyaku Co. Ltd.	10,800	493,870
	Nippon Shokubai Co. Ltd.	9,000	360,825
	Nippon Signal Company Ltd.	14,900	121,677
	Nippon Soda Co. Ltd.	9,000	310,433
	Nippon Steel Corp.	109,999	2,349,294
	Nippon Telegraph & Telephone Corp.	56,600	1,727,091
	Nippon Thompson Co. Ltd.	24,600	106,559
	Nippon Tungsten Co. Ltd.	800	15,447
	Nippon Yakin Kogyo Co. Ltd.	7,790	226,446
#	Nippon Yusen KK	63,300	1,496,342
	Nipro Corp.	67,100	505,365
	Nishikawa Rubber Co. Ltd.	1,700	15,040
	Nishimatsu Construction Co. Ltd.	15,100	396,798
	Nishimatsuya Chain Co. Ltd.	9,500	112,666
	Nishimoto Co. Ltd.	2,300	65,520
	Nishi-Nippon Financial Holdings, Inc.	61,800	514,848
	Nishi-Nippon Railroad Co. Ltd.	13,200	242,092
	Nishio Holdings Co. Ltd.	12,200	289,906
	Nissan Chemical Corp.	17,300	768,847
	Nissan Motor Co. Ltd.	188,900	688,811
	Nissan Shatai Co. Ltd.	23,200	159,396
	Nissan Tokyo Sales Holdings Co. Ltd.	10,900	28,149
	Nissei ASB Machine Co. Ltd.	2,900	90,957
	Nissei Plastic Industrial Co. Ltd.	5,600	41,858
	Nissha Co. Ltd.	15,200	207,407
	Nisshin Group Holdings Co. Ltd.	14,000	48,279
	Nisshin Oillio Group Ltd.	11,500	287,431
	Nisshin Seifun Group, Inc.	34,600	419,402
	Nisshinbo Holdings, Inc.	46,448	357,584
	Nissin Corp.	5,200	81,858
	Nissin Foods Holdings Co. Ltd.	2,800	269,954
	Nisso Corp.	3,700	21,177
	Nissui Corp.	161,400	705,718
	Niterra Co. Ltd.	54,100	1,133,927
	Nitori Holdings Co. Ltd.	8,900	1,133,289
	Nitta Corp.	6,400	145,601
	Nitta Gelatin, Inc.	5,000	30,831
	NITTAN Corp.	12,900	23,523

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nittetsu Mining Co. Ltd.	5,200	$140,679
	Nitto Boseki Co. Ltd.	5,100	71,243
	Nitto Denko Corp.	26,900	1,739,037
	Nitto Fuji Flour Milling Co. Ltd.	1,000	33,020
	Nitto Kogyo Corp.	8,000	158,399
	Nitto Kohki Co. Ltd.	4,300	63,580
	Nitto Seiko Co. Ltd.	9,400	41,982
	Nittoc Construction Co. Ltd.	10,600	78,715
	NJS Co. Ltd.	2,700	45,679
	Noda Corp.	5,100	46,708
	Noevir Holdings Co. Ltd.	5,300	216,217
	NOF Corp.	14,200	648,818
	Nohmi Bosai Ltd.	5,500	70,934
	Nojima Corp.	33,000	354,010
	NOK Corp.	26,200	353,073
	Nomura Holdings, Inc.	262,500	941,036
#	Nomura Holdings, Inc., Sponsored ADR	29,499	105,016
	Nomura Real Estate Holdings, Inc.	28,200	702,716
	Nomura Research Institute Ltd.	21,609	543,673
	Noritake Co. Ltd.	4,200	144,249
	Noritsu Koki Co. Ltd.	9,100	149,581
	Noritz Corp.	12,400	168,149
	North Pacific Bank Ltd.	109,900	235,125
	Nozawa Corp.	2,600	13,711
	NS Solutions Corp.	4,400	119,746
	NS Tool Co. Ltd.	5,600	46,686
	NS United Kaiun Kaisha Ltd.	5,100	149,362
	NSD Co. Ltd.	16,440	302,437
	NSK Ltd.	85,300	481,597
	NSW, Inc.	3,100	47,868
	NTN Corp.	151,100	373,241
	NTT Data Corp.	46,800	635,691
	Oat Agrio Co. Ltd.	4,000	39,939
#	Obara Group, Inc.	4,800	150,885
	Obayashi Corp.	111,100	926,215
	OBIC Business Consultants Co. Ltd.	1,900	72,150
	Obic Co. Ltd.	2,400	369,780
	Odakyu Electric Railway Co. Ltd.	19,799	276,559
	Oenon Holdings, Inc.	16,000	33,370
	Ogaki Kyoritsu Bank Ltd.	17,500	238,314
	Ohara, Inc.	2,000	16,966
#	Ohashi Technica, Inc.	4,000	47,089
	Ohba Co. Ltd.	4,600	26,687
	Ohsho Food Service Corp.	3,200	145,726
	Oiles Corp.	8,600	108,682
#*	Oisix ra daichi, Inc.	5,900	110,390
	Oita Bank Ltd.	5,900	89,711
	Oji Holdings Corp.	212,300	834,275
	Okabe Co. Ltd.	14,700	91,026
	Okada Aiyon Corp.	800	10,559
	Okamoto Industries, Inc.	3,600	107,211
	Okamoto Machine Tool Works Ltd.	1,900	68,690
	Okamura Corp.	24,200	258,380
	Okasan Securities Group, Inc.	66,400	208,710
	Oki Electric Industry Co. Ltd.	39,700	215,352
	Okinawa Cellular Telephone Co.	9,400	210,012
*	Okinawa Electric Power Co., Inc.	11,007	89,772
	Okinawa Financial Group, Inc.	8,300	128,138
	OKUMA Corp.	8,099	359,649

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Okumura Corp.	10,100	$247,794
	Okura Industrial Co. Ltd.	3,400	53,242
	Okuwa Co. Ltd.	12,000	79,186
	Olympus Corp.	87,500	1,531,811
	Omron Corp.	8,200	481,005
	Ono Pharmaceutical Co. Ltd.	38,400	773,188
	Onoken Co. Ltd.	6,700	76,447
	Onward Holdings Co. Ltd.	44,600	123,414
	Open House Group Co. Ltd.	16,900	675,539
	Optex Group Co. Ltd.	6,800	102,356
*	Optim Corp.	4,400	30,178
	Optorun Co. Ltd.	3,600	54,871
	Oracle Corp.	3,500	251,191
	Orchestra Holdings, Inc.	1,300	14,674
	Organo Corp.	8,800	212,498
	Oricon, Inc.	3,200	26,000
	Orient Corp.	20,440	170,524
	Oriental Land Co. Ltd.	6,500	230,030
	Oriental Shiraishi Corp.	55,500	134,416
	Origin Co. Ltd.	3,100	28,481
	ORIX Corp.	122,700	2,087,436
	Oro Co. Ltd.	1,500	26,956
	Osaka Gas Co. Ltd.	29,500	487,965
	Osaka Organic Chemical Industry Ltd.	5,000	75,808
	Osaka Soda Co. Ltd.	4,400	142,321
	Osaka Steel Co. Ltd.	2,200	21,184
	Osaki Electric Co. Ltd.	17,000	70,731
	OSG Corp.	29,800	418,621
	Otsuka Corp.	13,200	480,467
	Otsuka Holdings Co. Ltd.	17,500	595,363
	OUG Holdings, Inc.	1,200	21,695
	Outsourcing, Inc.	40,600	413,575
#	Oval Corp.	3,700	11,727
#*	Oxide Corp.	1,600	37,844
	Oyo Corp.	7,500	112,893
#	Ozu Corp.	2,400	31,761
	Pacific Industrial Co. Ltd.	20,900	188,845
*	Pacific Metals Co. Ltd.	7,000	97,404
	Pack Corp.	3,200	73,329
	PAL GROUP Holdings Co. Ltd.	7,300	167,585
	PALTAC Corp.	5,200	199,508
	Pan Pacific International Holdings Corp.	49,700	928,741
	Panasonic Holdings Corp.	287,200	2,705,073
	Paraca, Inc.	2,700	38,970
	Paramount Bed Holdings Co. Ltd.	9,400	166,688
	Paris Miki Holdings, Inc.	10,400	25,716
*	Park24 Co. Ltd.	26,700	412,704
	Pasco Corp.	1,600	17,385
	Pasona Group, Inc.	12,400	170,658
#	PC Depot Corp.	9,900	21,649
	PCI Holdings, Inc.	2,000	15,023
	Pegasus Co. Ltd.	6,000	27,503
	Penta-Ocean Construction Co. Ltd.	125,400	609,654
	People Dreams & Technologies Group Co. Ltd.	3,400	38,605
*	PeptiDream, Inc.	23,900	322,912
	Persol Holdings Co. Ltd.	24,500	505,176
#*	PIA Corp.	2,300	55,987
	Pickles Holdings Co. Ltd.	4,300	37,230
	Pigeon Corp.	26,900	418,875

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Pilot Corp.	10,200	$339,937
	Piolax, Inc.	11,800	175,197
	Plus Alpha Consulting Co. Ltd.	1,200	25,687
	Pola Orbis Holdings, Inc.	6,800	94,521
	Pole To Win Holdings, Inc.	12,000	80,912
*	PR Times, Inc.	800	8,022
	Premium Group Co. Ltd.	11,600	139,273
	Press Kogyo Co. Ltd.	37,100	148,810
	Pressance Corp.	9,200	132,862
	Prestige International, Inc.	29,600	129,199
	Prima Meat Packers Ltd.	13,400	226,915
	Procrea Holdings, Inc.	12,201	195,230
	Pronexus, Inc.	4,200	30,853
	Pro-Ship, Inc.	1,600	16,355
	Proto Corp.	6,400	55,894
	PS Mitsubishi Construction Co. Ltd.	16,400	81,630
	Punch Industry Co. Ltd.	8,700	33,701
	QB Net Holdings Co. Ltd.	2,300	23,031
	Qol Holdings Co. Ltd.	14,200	130,179
	Quick Co. Ltd.	4,000	52,627
	Raccoon Holdings, Inc.	3,100	16,655
	Raito Kogyo Co. Ltd.	17,700	261,071
	Raiznext Corp.	13,300	142,413
	Rakus Co. Ltd.	21,100	320,706
	Rakuten Group, Inc.	57,100	284,812
*	RaQualia Pharma, Inc.	4,600	27,105
	Rasa Corp.	4,400	47,843
	Rasa Industries Ltd.	4,400	70,820
	Raysum Co. Ltd.	675	6,600
	Recruit Holdings Co. Ltd.	88,300	2,477,132
	Relia, Inc.	11,000	118,100
	Relo Group, Inc.	27,800	432,190
*	Renesas Electronics Corp.	147,400	1,920,983
	Rengo Co. Ltd.	78,900	514,568
*	RENOVA, Inc.	7,400	104,817
	Resona Holdings, Inc.	296,750	1,478,989
	Resonac Holdings Corp.	66,900	1,059,378
	Resorttrust, Inc.	19,400	320,348
	Restar Holdings Corp.	7,300	114,191
	Retail Partners Co. Ltd.	8,300	93,371
	Rheon Automatic Machinery Co. Ltd.	6,000	57,617
	Rhythm Co. Ltd.	2,400	34,410
#	Riberesute Corp.	4,400	26,732
	Ricoh Co. Ltd.	84,800	702,121
	Ricoh Leasing Co. Ltd.	6,700	193,806
	Ride On Express Holdings Co. Ltd.	2,800	22,246
*	Right On Co. Ltd.	6,500	27,692
	Riken Corp.	3,700	74,446
	Riken Keiki Co. Ltd.	2,900	111,443
	Riken Technos Corp.	18,200	81,739
	Riken Vitamin Co. Ltd.	4,400	66,000
	Rinnai Corp.	16,200	391,557
	Rion Co. Ltd.	2,700	40,016
	Riso Kagaku Corp.	2,800	51,041
	Riso Kyoiku Co. Ltd.	38,100	83,167
#	Rock Field Co. Ltd.	5,600	62,602
	Rohm Co. Ltd.	9,000	677,593
	Rohto Pharmaceutical Co. Ltd.	35,900	744,820
	Rokko Butter Co. Ltd.	5,300	54,913

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Roland Corp.	3,900	$116,906
	Roland DG Corp.	3,900	98,028
	Rorze Corp.	4,300	318,561
	Round One Corp.	53,500	231,429
	RS Technologies Co. Ltd.	2,400	53,922
	Ryobi Ltd.	11,900	138,481
	Ryoden Corp.	6,400	98,281
	Ryohin Keikaku Co. Ltd.	60,500	636,662
	Ryosan Co. Ltd.	7,600	179,512
	S Foods, Inc.	6,900	153,513
	S&B Foods, Inc.	2,700	70,371
	Sac’s Bar Holdings, Inc.	8,500	55,018
	Sagami Rubber Industries Co. Ltd.	3,000	18,683
	Saibu Gas Holdings Co. Ltd.	5,400	75,191
	Sakai Chemical Industry Co. Ltd.	5,400	72,584
	Sakai Heavy Industries Ltd.	1,400	43,253
	Sakai Moving Service Co. Ltd.	4,200	147,961
	Sakata INX Corp.	18,500	150,911
	Sakura Internet, Inc.	5,400	27,103
	Sala Corp.	25,600	144,819
	SAMTY Co. Ltd.	7,300	119,152
	San Holdings, Inc.	4,000	68,250
	San ju San Financial Group, Inc.	7,790	91,336
	San-A Co. Ltd.	4,900	165,680
	San-Ai Obbli Co. Ltd.	26,600	280,258
	Sanei Architecture Planning Co. Ltd.	4,100	44,176
	Sangetsu Corp.	12,000	200,100
	San-In Godo Bank Ltd.	53,800	302,317
	Sanken Electric Co. Ltd.	7,100	533,278
	Sanki Engineering Co. Ltd.	15,700	173,571
	Sanko Gosei Ltd.	6,000	23,313
	Sanko Metal Industrial Co. Ltd.	1,400	41,153
	Sankyo Co. Ltd.	8,900	392,635
	Sankyo Frontier Co. Ltd.	1,000	26,028
	Sankyo Seiko Co. Ltd.	14,100	60,623
	Sankyo Tateyama, Inc.	9,400	47,298
	Sankyu, Inc.	20,300	715,975
	Sanoh Industrial Co. Ltd.	12,800	64,817
	Sansei Landic Co. Ltd.	4,200	27,010
	Sansei Technologies, Inc.	2,300	16,538
	Sansha Electric Manufacturing Co. Ltd.	4,500	30,018
	Sanshin Electronics Co. Ltd.	2,900	48,197
	Santen Pharmaceutical Co. Ltd.	85,500	719,365
	Sanwa Holdings Corp.	54,300	594,756
	Sanyo Chemical Industries Ltd.	5,400	169,533
	Sanyo Denki Co. Ltd.	4,000	199,821
	Sanyo Electric Railway Co. Ltd.	4,200	73,569
	Sanyo Engineering & Construction, Inc.	2,400	11,072
	Sanyo Shokai Ltd.	4,800	56,436
	Sanyo Special Steel Co. Ltd.	8,500	150,438
	Sanyo Trading Co. Ltd.	12,000	114,055
	Sapporo Holdings Ltd.	20,800	580,281
	Sata Construction Co. Ltd.	4,100	14,637
	Sato Holdings Corp.	13,300	225,065
	Sato Shoji Corp.	5,200	55,094
	Satori Electric Co. Ltd.	4,900	59,537
	Sawai Group Holdings Co. Ltd.	12,200	353,014
#	Saxa Holdings, Inc.	2,800	37,758
	SB Technology Corp.	4,400	75,188

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	SBI Global Asset Management Co. Ltd.	8,800	$32,487
	SBI Holdings, Inc.	32,300	630,844
*	SBI Shinsei Bank Ltd.	12,400	222,518
	SBS Holdings, Inc.	5,900	143,772
#	Scala, Inc.	4,400	24,240
	SCREEN Holdings Co. Ltd.	9,100	740,187
	Scroll Corp.	13,800	80,182
	SCSK Corp.	19,900	300,446
	Secom Co. Ltd.	7,400	473,852
	Seed Co. Ltd.	8,100	34,108
	Sega Sammy Holdings, Inc.	12,600	235,513
	Seibu Holdings, Inc.	27,400	306,671
	Seika Corp.	3,700	61,054
	Seikagaku Corp.	14,400	88,397
	Seikitokyu Kogyo Co. Ltd.	14,000	96,462
	Seiko Epson Corp.	76,400	1,168,442
	Seiko Group Corp.	11,400	250,232
	Seikoh Giken Co. Ltd.	800	10,628
	Seino Holdings Co. Ltd.	35,500	394,121
	Seiren Co. Ltd.	8,000	133,015
	Sekisui Chemical Co. Ltd.	60,100	855,370
	Sekisui House Ltd.	67,300	1,383,597
	Sekisui Jushi Corp.	9,000	144,566
	Sekisui Kasei Co. Ltd.	9,100	31,452
	SEMITEC Corp.	1,600	23,214
	Senko Group Holdings Co. Ltd.	58,000	414,486
	Senshu Electric Co. Ltd.	4,300	98,564
	Senshu Ikeda Holdings, Inc.	89,900	158,119
*	Senshukai Co. Ltd.	11,500	34,761
	SERAKU Co. Ltd.	2,200	25,874
	Seria Co. Ltd.	15,500	275,542
	Seven & I Holdings Co. Ltd.	87,200	3,951,681
	Seven Bank Ltd.	202,100	413,696
	SG Holdings Co. Ltd.	37,500	539,618
*	Sharp Corp.	83,200	592,967
	Shibaura Electronics Co. Ltd.	3,500	147,172
	Shibaura Machine Co. Ltd.	8,700	202,539
	Shibaura Mechatronics Corp.	1,300	145,562
	Shibusawa Warehouse Co. Ltd.	4,200	71,519
	Shibuya Corp.	6,000	110,978
	Shidax Corp.	8,900	46,977
*	SHIFT, Inc.	1,700	316,476
	Shiga Bank Ltd.	14,500	302,261
	Shikibo Ltd.	4,500	33,890
	Shikoku Bank Ltd.	12,700	82,498
*	Shikoku Electric Power Co., Inc.	36,200	213,884
	Shikoku Kasei Holdings Corp.	15,500	161,560
	Shima Seiki Manufacturing Ltd.	10,000	136,765
	Shimadzu Corp.	21,400	669,323
	Shimamura Co. Ltd.	4,300	394,759
	Shimano, Inc.	5,600	866,053
	Shimizu Bank Ltd.	4,300	46,118
	Shimizu Corp.	96,200	587,494
	Shimojima Co. Ltd.	4,300	36,264
	Shin Nippon Air Technologies Co. Ltd.	2,900	41,620
	Shin Nippon Biomedical Laboratories Ltd.	7,100	129,705
	Shinagawa Refractories Co. Ltd.	2,700	92,932
	Shindengen Electric Manufacturing Co. Ltd.	3,400	86,529
	Shin-Etsu Chemical Co. Ltd.	142,000	4,052,086

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shin-Etsu Polymer Co. Ltd.	18,100	$178,081
#	Shinki Bus Co. Ltd.	500	12,609
	Shinko Electric Industries Co. Ltd.	12,200	362,237
	Shinko Shoji Co. Ltd.	11,400	100,478
	Shinmaywa Industries Ltd.	20,300	182,789
	Shinnihon Corp.	13,500	104,950
#	Shinnihonseiyaku Co. Ltd.	2,000	20,884
	Shinsho Corp.	2,200	95,281
	Shinwa Co. Ltd.	2,500	39,261
	Shionogi & Co. Ltd.	16,500	738,615
	Ship Healthcare Holdings, Inc.	31,900	562,710
	Shiseido Co. Ltd.	14,800	741,862
	Shizuki Electric Co., Inc.	5,100	18,247
	Shizuoka Financial Group, Inc.	80,400	606,027
	Shizuoka Gas Co. Ltd.	22,300	189,613
	SHO-BOND Holdings Co. Ltd.	4,300	183,764
	Shoei Co. Ltd.	17,600	326,499
#	Shoei Foods Corp.	2,200	64,721
	Shofu, Inc.	4,000	61,430
	Showa Sangyo Co. Ltd.	6,200	122,051
	Showa Shinku Co. Ltd.	2,000	20,275
	Sigma Koki Co. Ltd.	2,500	29,493
	SIGMAXYZ Holdings, Inc.	12,000	94,474
	Siix Corp.	10,500	105,418
*	Silver Life Co. Ltd.	1,200	11,260
*	Simplex Holdings, Inc.	1,000	17,398
	Sinanen Holdings Co. Ltd.	3,200	89,062
	Sinfonia Technology Co. Ltd.	9,600	122,700
	Sinko Industries Ltd.	5,800	76,970
	Sintokogio Ltd.	16,300	118,207
	SK-Electronics Co. Ltd.	4,400	57,742
	SKY Perfect JSAT Holdings, Inc.	61,300	238,995
#*	Skylark Holdings Co. Ltd.	60,800	815,769
*	Smaregi, Inc.	1,400	29,193
	SMC Corp.	1,000	498,745
	SMK Corp.	1,799	32,125
	SMS Co. Ltd.	20,600	484,102
#	Snow Peak, Inc.	5,400	81,810
	SNT Corp.	13,900	25,177
	Soda Nikka Co. Ltd.	8,400	50,893
	Sodick Co. Ltd.	16,900	93,499
	SoftBank Corp.	166,900	1,879,095
	SoftBank Group Corp.	63,644	2,386,804
	Softcreate Holdings Corp.	6,400	75,046
	Software Service, Inc.	700	44,859
	Sohgo Security Services Co. Ltd.	21,200	592,100
	Soiken Holdings, Inc.	5,800	11,728
	Sojitz Corp.	53,640	1,129,739
	Soken Chemical & Engineering Co. Ltd.	3,000	37,804
	Solasto Corp.	17,500	81,612
	Soliton Systems KK	3,100	23,846
	Sompo Holdings, Inc.	19,100	797,035
	Sony Group Corp.	104,000	9,409,265
	Sony Group Corp., Sponsored ADR	9,300	833,931
	Sotetsu Holdings, Inc.	13,300	253,241
	Sotoh Co. Ltd.	1,600	9,536
#	Space Co. Ltd.	2,550	17,489
	Sparx Group Co. Ltd.	9,680	105,583
	SPK Corp.	3,600	46,316

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	S-Pool, Inc.	21,900	$101,591
	Sprix, Inc.	1,800	12,269
	Square Enix Holdings Co. Ltd.	5,700	280,492
	SRA Holdings	5,500	122,934
	ST Corp.	1,800	21,023
	St. Marc Holdings Co. Ltd.	5,100	69,586
	Stanley Electric Co. Ltd.	29,200	658,691
	Star Mica Holdings Co. Ltd.	8,000	37,888
	Star Micronics Co. Ltd.	13,000	169,194
	Starts Corp., Inc.	18,000	340,161
	Starzen Co. Ltd.	6,800	116,967
	St-Care Holding Corp.	8,200	47,089
	Stella Chemifa Corp.	4,300	85,322
	Step Co. Ltd.	1,700	23,199
	Strike Co. Ltd.	2,500	67,096
#	Studio Alice Co. Ltd.	5,900	92,733
	Subaru Corp.	152,316	2,486,073
	Subaru Enterprise Co. Ltd.	600	42,481
	Sugi Holdings Co. Ltd.	9,800	415,763
	Sugimoto & Co. Ltd.	4,500	67,548
	SUMCO Corp.	89,000	1,225,677
	Sumida Corp.	13,500	167,943
#	Suminoe Textile Co. Ltd.	1,600	26,316
#	Sumiseki Holdings, Inc.	15,700	38,224
	Sumitomo Bakelite Co. Ltd.	14,200	543,050
	Sumitomo Chemical Co. Ltd.	252,300	852,577
	Sumitomo Corp.	78,400	1,405,152
	Sumitomo Densetsu Co. Ltd.	7,100	147,674
	Sumitomo Electric Industries Ltd.	116,500	1,486,803
	Sumitomo Forestry Co. Ltd.	47,300	1,021,879
	Sumitomo Heavy Industries Ltd.	34,600	836,005
	Sumitomo Metal Mining Co. Ltd.	69,400	2,561,464
	Sumitomo Mitsui Construction Co. Ltd.	65,620	186,043
	Sumitomo Mitsui Financial Group, Inc.	70,100	2,865,241
	Sumitomo Mitsui Trust Holdings, Inc.	40,600	1,463,536
	Sumitomo Osaka Cement Co. Ltd.	12,200	343,114
	Sumitomo Pharma Co. Ltd.	52,700	330,621
	Sumitomo Realty & Development Co. Ltd.	36,300	847,577
	Sumitomo Riko Co. Ltd.	10,600	56,441
	Sumitomo Rubber Industries Ltd.	63,395	581,455
	Sumitomo Seika Chemicals Co. Ltd.	4,700	151,815
	Sumitomo Warehouse Co. Ltd.	24,700	410,348
	Sun Frontier Fudousan Co. Ltd.	18,200	176,681
	Suncall Corp.	7,100	30,548
	Sundrug Co. Ltd.	20,300	559,521
	Suntory Beverage & Food Ltd.	21,900	824,434
	Sun-Wa Technos Corp.	4,300	59,581
	Suruga Bank Ltd.	48,000	182,065
	Suzuken Co. Ltd.	16,870	480,132
	Suzuki Co. Ltd.	6,500	48,784
	Suzuki Motor Corp.	39,600	1,380,790
	SWCC Corp.	14,200	184,437
#*	SymBio Pharmaceuticals Ltd.	3,900	11,558
	Sysmex Corp.	15,800	1,016,306
	System Information Co. Ltd.	2,800	15,956
	System Research Co. Ltd.	1,600	28,598
	System Support, Inc.	1,500	21,723
	Systena Corp.	90,400	186,984
	Syuppin Co. Ltd.	8,000	51,977

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	T Hasegawa Co. Ltd.	9,500	$226,172
	T RAD Co. Ltd.	3,500	60,968
	T&D Holdings, Inc.	63,400	776,419
	T&K Toka Co. Ltd.	7,400	63,260
	Tachibana Eletech Co. Ltd.	6,280	95,784
	Tachikawa Corp.	4,700	43,790
	Tachi-S Co. Ltd.	12,300	110,177
	Tadano Ltd.	36,700	287,270
	Taihei Dengyo Kaisha Ltd.	6,300	192,160
	Taiheiyo Cement Corp.	52,700	944,971
#	Taiheiyo Kouhatsu, Inc.	4,300	27,133
#	Taiho Kogyo Co. Ltd.	7,500	40,173
	Taikisha Ltd.	5,600	151,713
#	Taiko Bank Ltd.	3,600	29,073
	Taisei Corp.	23,700	806,058
	Taisei Lamick Co. Ltd.	2,700	56,895
	Taisei Oncho Co. Ltd.	1,400	20,761
	Taisho Pharmaceutical Holdings Co. Ltd.	8,350	360,602
	Taiyo Holdings Co. Ltd.	10,600	191,611
	Taiyo Yuden Co. Ltd.	28,300	866,507
#	Takachiho Koheki Co. Ltd.	1,500	26,007
	Takamatsu Construction Group Co. Ltd.	4,400	71,390
	Takamiya Co. Ltd.	13,500	44,017
	Takano Co. Ltd.	5,000	26,008
	Takaoka Toko Co. Ltd.	4,200	63,160
	Takara & Co. Ltd.	2,400	41,941
	Takara Bio, Inc.	16,100	203,154
	Takara Holdings, Inc.	45,400	357,762
	Takara Standard Co. Ltd.	15,300	185,058
	Takasago International Corp.	5,100	97,264
	Takasago Thermal Engineering Co. Ltd.	8,200	137,689
	Takashima & Co. Ltd.	1,700	35,615
	Takashimaya Co. Ltd.	46,400	685,436
	Takasho Co. Ltd.	1,900	9,777
	TAKEBISHI Corp.	3,200	40,194
	Takeda Pharmaceutical Co. Ltd.	90,153	2,989,396
	Takeda Pharmaceutical Co. Ltd., Sponsored ADR	3,700	61,383
	Takeuchi Manufacturing Co. Ltd.	13,000	356,767
	Takisawa Machine Tool Co. Ltd.	2,200	21,694
	Takuma Co. Ltd.	19,100	199,820
	Tama Home Co. Ltd.	8,900	243,452
	Tamron Co. Ltd.	4,200	102,471
	Tamura Corp.	18,000	103,138
	Tanabe Engineering Corp.	1,500	10,650
	Tanseisha Co. Ltd.	10,850	64,439
	Tatsuta Electric Wire & Cable Co. Ltd.	16,300	85,722
	Tayca Corp.	6,000	53,419
	Tazmo Co. Ltd.	1,200	16,087
*	Tbk Co. Ltd.	7,400	14,953
	TBS Holdings, Inc.	10,300	155,300
	TDC Soft, Inc.	4,200	45,380
	TDK Corp.	87,900	3,021,905
	Tear Corp.	3,400	11,204
	TechMatrix Corp.	14,000	167,049
*	Techno Horizon Co. Ltd.	3,000	10,061
	Techno Ryowa Ltd.	1,900	12,579
	Techno Smart Corp.	800	9,279
	TechnoPro Holdings, Inc.	31,500	859,436
	Teijin Ltd.	102,200	1,141,465

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Teikoku Electric Manufacturing Co. Ltd.	4,300	$75,836
	Teikoku Sen-I Co. Ltd.	4,500	57,044
	Teikoku Tsushin Kogyo Co. Ltd.	3,200	36,585
	Tekken Corp.	5,200	73,827
	Temairazu, Inc.	700	25,050
	Tenma Corp.	6,100	105,087
	Terasaki Electric Co. Ltd.	1,100	11,843
	Terumo Corp.	16,300	488,116
	Tess Holdings Co. Ltd.	7,100	62,634
	T-Gaia Corp.	5,800	71,156
	THK Co. Ltd.	21,100	473,377
	Tigers Polymer Corp.	4,400	14,642
	TIS, Inc.	39,300	1,079,167
	TKC Corp.	5,000	135,137
#	Toa Corp.	6,700	42,111
	Toa Corp.	6,900	149,769
	TOA ROAD Corp.	4,600	146,369
	Toagosei Co. Ltd.	40,900	353,611
	Toba, Inc.	400	8,636
	Tobishima Corp.	12,310	103,261
	Tobu Railway Co. Ltd.	14,900	380,334
	TOC Co. Ltd.	17,900	88,160
	Tocalo Co. Ltd.	36,300	340,901
	Tochigi Bank Ltd.	50,000	102,095
	Toda Corp.	66,300	387,893
*	Toda Kogyo Corp.	1,600	29,110
#	Toei Animation Co. Ltd.	700	71,324
	Toei Co. Ltd.	900	121,185
#	Toell Co. Ltd.	1,900	10,627
	Toenec Corp.	3,700	94,312
	Togami Electric Manufacturing Co. Ltd.	999	13,290
	Toho Bank Ltd.	68,100	112,408
	Toho Co. Ltd.	3,000	119,180
	Toho Co. Ltd.	2,400	42,050
	Toho Gas Co. Ltd.	13,900	260,074
	Toho Holdings Co. Ltd.	20,200	403,010
#	Toho Titanium Co. Ltd.	11,900	177,638
	Toho Zinc Co. Ltd.	6,400	87,401
	Tohoku Bank Ltd.	4,300	30,955
*	Tohoku Electric Power Co., Inc.	64,200	330,086
	Tohoku Steel Co. Ltd.	1,200	15,717
	Tohokushinsha Film Corp.	4,700	25,665
	Tokai Carbon Co. Ltd.	57,100	518,908
	Tokai Corp.	7,500	113,317
	TOKAI Holdings Corp.	56,900	369,613
	Tokai Rika Co. Ltd.	23,300	321,866
	Tokai Tokyo Financial Holdings, Inc.	87,600	226,761
#	Token Corp.	2,200	127,977
	Tokio Marine Holdings, Inc.	120,600	2,424,906
	Tokushu Tokai Paper Co. Ltd.	3,700	80,517
	Tokuyama Corp.	27,977	456,280
	Tokyo Century Corp.	14,200	488,511
*	Tokyo Electric Power Co. Holdings, Inc.	154,700	554,663
	Tokyo Electron Device Ltd.	3,000	171,921
	Tokyo Electron Ltd.	30,000	3,435,165
	Tokyo Energy & Systems, Inc.	10,400	69,898
	Tokyo Gas Co. Ltd.	29,700	608,346
	Tokyo Individualized Educational Institute, Inc.	9,400	37,532
	Tokyo Keiki, Inc.	4,900	43,548

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokyo Kiraboshi Financial Group, Inc.	10,800	$219,999
	Tokyo Ohka Kogyo Co. Ltd.	6,700	349,762
	Tokyo Printing Ink Manufacturing Co. Ltd.	500	10,081
	Tokyo Rakutenchi Co. Ltd.	1,300	40,361
	Tokyo Rope Manufacturing Co. Ltd.	1,300	11,097
	Tokyo Sangyo Co. Ltd.	7,700	48,322
	Tokyo Seimitsu Co. Ltd.	13,500	498,042
	Tokyo Steel Manufacturing Co. Ltd.	16,900	170,069
	Tokyo Tatemono Co. Ltd.	61,200	775,098
	Tokyo Tekko Co. Ltd.	4,000	54,507
#	Tokyo Theatres Co., Inc.	3,400	28,427
	Tokyotokeiba Co. Ltd.	5,200	164,167
	Tokyu Construction Co. Ltd.	30,600	162,243
	Tokyu Corp.	38,300	540,644
	Tokyu Fudosan Holdings Corp.	190,000	964,211
	Toli Corp.	17,400	35,642
	Tomato Bank Ltd.	3,000	22,679
	Tomen Devices Corp.	1,300	53,815
	Tomoe Corp.	9,200	29,968
	Tomoe Engineering Co. Ltd.	3,200	57,369
	Tomoku Co. Ltd.	4,500	52,794
	TOMONY Holdings, Inc.	66,600	181,172
	Tomy Co. Ltd.	38,521	435,258
	Tonami Holdings Co. Ltd.	2,400	81,411
	Topcon Corp.	33,800	481,454
	Toppan, Inc.	34,520	733,852
	Topre Corp.	14,500	146,929
	Topy Industries Ltd.	6,000	82,580
	Toray Industries, Inc.	248,900	1,410,591
	Torex Semiconductor Ltd.	1,400	23,234
	Toridoll Holdings Corp.	23,600	503,375
	Torigoe Co. Ltd.	6,600	30,188
	Torii Pharmaceutical Co. Ltd.	5,200	132,017
	Torishima Pump Manufacturing Co. Ltd.	8,500	98,830
	Tosei Corp.	11,100	132,092
	Toshiba Corp.	15,900	512,294
	Toshiba TEC Corp.	10,800	313,668
	Tosoh Corp.	67,400	900,483
	Totech Corp.	1,300	40,985
	Totetsu Kogyo Co. Ltd.	8,800	175,825
	TOTO Ltd.	10,099	345,403
#	Tottori Bank Ltd.	4,100	35,490
	Toukei Computer Co. Ltd.	500	23,877
	Towa Bank Ltd.	14,000	57,540
	Towa Corp.	7,000	105,339
	Towa Pharmaceutical Co. Ltd.	16,200	231,227
	Toyo Construction Co. Ltd.	45,200	323,714
	Toyo Corp.	9,100	93,875
	Toyo Denki Seizo KK	3,000	22,509
*	Toyo Engineering Corp.	12,100	51,704
#	Toyo Gosei Co. Ltd.	1,700	96,842
	Toyo Ink SC Holdings Co. Ltd.	14,300	230,774
	Toyo Kanetsu KK	3,400	67,969
	Toyo Logistics Co. Ltd.	10,200	21,119
	Toyo Machinery & Metal Co. Ltd.	6,400	30,099
	Toyo Securities Co. Ltd.	30,100	72,620
	Toyo Seikan Group Holdings Ltd.	32,100	453,443
	Toyo Suisan Kaisha Ltd.	5,100	227,699
	Toyo Tanso Co. Ltd.	4,900	142,460

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toyo Tire Corp.	49,400	$588,552
	Toyo Wharf & Warehouse Co. Ltd.	2,300	24,690
	Toyobo Co. Ltd.	54,300	409,882
	Toyoda Gosei Co. Ltd.	16,700	286,403
	Toyota Boshoku Corp.	32,500	514,434
	Toyota Industries Corp.	8,100	470,755
#	Toyota Motor Corp., Sponsored ADR	1,280	175,782
	Toyota Motor Corp.	862,315	11,839,605
	Toyota Tsusho Corp.	41,900	1,741,669
	TPR Co. Ltd.	10,600	109,370
	Traders Holdings Co. Ltd.	4,960	17,570
	Trancom Co. Ltd.	2,300	115,438
	Transaction Co. Ltd.	2,000	25,294
	Transcosmos, Inc.	4,200	97,996
	TRE Holdings Corp.	8,352	73,177
	Treasure Factory Co. Ltd.	3,000	38,234
	Trend Micro, Inc.	17,500	855,111
	Trenders, Inc.	1,800	17,890
	Tri Chemical Laboratories, Inc.	3,400	54,991
	Trinity Industrial Corp.	2,000	10,595
	Trusco Nakayama Corp.	12,400	215,403
	TS Tech Co. Ltd.	26,614	358,875
	TSI Holdings Co. Ltd.	27,900	132,952
	Tsubaki Nakashima Co. Ltd.	18,800	131,706
	Tsubakimoto Chain Co.	12,200	302,178
	Tsubakimoto Kogyo Co. Ltd.	1,700	51,727
	Tsuburaya Fields Holdings, Inc.	1,800	24,498
	Tsugami Corp.	12,200	126,726
	Tsukada Global Holdings, Inc.	9,500	31,214
	Tsukishima Holdings Co. Ltd.	11,200	90,865
	Tsukuba Bank Ltd.	37,600	58,549
	Tsumura & Co.	13,700	277,993
	Tsuruha Holdings, Inc.	10,800	707,354
	Tsurumi Manufacturing Co. Ltd.	7,600	129,985
	Tsutsumi Jewelry Co. Ltd.	2,700	44,751
	Tsuzuki Denki Co. Ltd.	1,500	17,012
	TV Asahi Holdings Corp.	11,400	131,786
	Tv Tokyo Holdings Corp.	2,700	50,389
	TYK Corp.	8,500	21,342
	UACJ Corp.	16,100	321,320
	UBE Corp.	44,500	705,922
	Ubicom Holdings, Inc.	1,500	23,897
	Uchida Yoko Co. Ltd.	2,500	95,177
	ULS Group, Inc.	700	16,316
	Ultrafabrics Holdings Co. Ltd.	1,600	25,130
	Ulvac, Inc.	13,400	531,959
	Unicharm Corp.	9,800	395,625
	Union Tool Co.	2,700	64,569
	Unipres Corp.	15,023	104,650
	United Super Markets Holdings, Inc.	22,700	196,113
	UNITED, Inc.	5,100	47,336
*	Unitika Ltd.	25,100	40,167
*	Universal Entertainment Corp.	8,600	181,044
	Urbanet Corp. Co. Ltd.	8,600	20,913
	Usen-Next Holdings Co. Ltd.	5,200	116,794
	User Local, Inc.	1,000	14,891
	Ushio, Inc.	38,400	477,679
	USS Co. Ltd.	36,500	613,345
*	UT Group Co. Ltd.	10,000	191,421

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	UUUM Co. Ltd.	2,200	$10,007
	V Technology Co. Ltd.	3,500	78,003
	Valor Holdings Co. Ltd.	20,000	306,178
	Valqua Ltd.	5,600	140,883
	Value HR Co. Ltd.	4,300	47,869
	ValueCommerce Co. Ltd.	5,400	52,306
#	Valuence Holdings, Inc.	2,000	33,458
#	V-Cube, Inc.	6,000	23,017
	Vector, Inc.	10,300	97,404
	Vertex Corp.	11,820	118,560
*	Village Vanguard Co. Ltd.	1,700	13,119
*	Vision, Inc.	3,400	42,692
*	Visional, Inc.	2,200	115,376
	Vital KSK Holdings, Inc.	19,000	136,609
	VT Holdings Co. Ltd.	47,400	186,165
	Wacoal Holdings Corp.	15,100	293,628
	Wacom Co. Ltd.	55,500	281,900
	Wakachiku Construction Co. Ltd.	5,600	177,236
	Wakita & Co. Ltd.	15,800	160,834
	Warabeya Nichiyo Holdings Co. Ltd.	5,700	93,890
	Waseda Academy Co. Ltd.	1,400	14,195
	Watahan & Co. Ltd.	7,600	79,948
	Watts Co. Ltd.	4,800	24,735
	WDB Holdings Co. Ltd.	2,700	40,331
	Weathernews, Inc.	1,500	75,259
	Welcia Holdings Co. Ltd.	17,200	360,117
	Wellneo Sugar Co. Ltd.	5,700	72,070
	Wellnet Corp.	4,000	20,111
	West Holdings Corp.	9,350	222,912
	West Japan Railway Co.	16,100	697,802
	Will Group, Inc.	6,900	54,083
*	WingArc1st, Inc.	4,700	76,719
	WIN-Partners Co. Ltd.	4,000	30,125
	Wood One Co. Ltd.	3,200	28,153
	Workman Co. Ltd.	3,600	146,650
	World Co. Ltd.	3,600	40,262
	World Holdings Co. Ltd.	2,400	48,761
	Wowow, Inc.	2,600	25,053
	Xebio Holdings Co. Ltd.	10,100	89,636
#	Yachiyo Industry Co. Ltd.	2,600	23,454
	Yagi & Co. Ltd.	1,400	12,959
	Yahagi Construction Co. Ltd.	10,400	65,799
	Yaizu Suisankagaku Industry Co. Ltd.	2,800	17,080
	Yakult Honsha Co. Ltd.	5,700	428,720
	YAKUODO Holdings Co. Ltd.	3,300	60,321
	YAMABIKO Corp.	14,000	138,702
	YAMADA Consulting Group Co. Ltd.	4,000	44,929
	Yamada Holdings Co. Ltd.	209,128	728,754
	Yamae Group Holdings Co. Ltd.	1,100	17,610
	Yamagata Bank Ltd.	9,700	77,041
	Yamaguchi Financial Group, Inc.	77,100	474,067
	Yamaha Corp.	6,200	244,340
	Yamaha Motor Co. Ltd.	72,000	1,867,049
	Yamaichi Electronics Co. Ltd.	10,400	138,070
#	YA-MAN Ltd.	8,700	75,127
	Yamanashi Chuo Bank Ltd.	11,800	98,506
	Yamashina Corp.	25,000	12,133
	Yamatane Corp.	3,800	47,216
#	Yamato Corp.	7,100	50,535

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yamato Holdings Co. Ltd.	25,600	$439,746
	Yamato Kogyo Co. Ltd.	15,800	620,735
	Yamaura Corp.	2,400	21,865
#	Yamaya Corp.	1,800	35,506
	Yamazaki Baking Co. Ltd.	35,300	472,991
#	Yamazawa Co. Ltd.	1,300	12,170
	Yamazen Corp.	14,200	110,171
	Yaoko Co. Ltd.	6,800	356,453
	Yashima Denki Co. Ltd.	5,500	52,174
	Yaskawa Electric Corp.	16,200	659,755
	Yasuda Logistics Corp.	6,700	51,471
	Yellow Hat Ltd.	14,400	204,675
	Yodogawa Steel Works Ltd.	8,700	182,343
	Yokogawa Bridge Holdings Corp.	11,600	189,848
	Yokogawa Electric Corp.	11,600	188,393
	Yokohama Rubber Co. Ltd.	56,800	1,234,866
	Yokorei Co. Ltd.	18,200	146,479
	Yokowo Co. Ltd.	8,200	121,258
	Yomeishu Seizo Co. Ltd.	1,700	23,705
	Yondenko Corp.	3,400	48,819
	Yondoshi Holdings, Inc.	4,600	60,160
	Yonex Co. Ltd.	2,900	34,623
	Yorozu Corp.	5,700	37,808
	Yoshinoya Holdings Co. Ltd.	13,900	256,999
	Yotai Refractories Co. Ltd.	6,300	67,317
	Yuasa Trading Co. Ltd.	7,100	206,200
	Yuken Kogyo Co. Ltd.	1,100	16,517
	Yukiguni Maitake Co. Ltd.	6,100	45,669
	Yurtec Corp.	15,000	91,127
	Yushiro Chemical Industry Co. Ltd.	3,700	23,412
	Z Holdings Corp.	98,700	270,363
	Zaoh Co. Ltd.	1,500	25,341
	Zenitaka Corp.	1,000	24,987
	Zenkoku Hosho Co. Ltd.	15,900	584,390
	Zenrin Co. Ltd.	12,400	80,222
	Zensho Holdings Co. Ltd.	18,277	580,713
	Zeon Corp.	37,000	381,760
	ZERIA Pharmaceutical Co. Ltd.	2,900	51,978
	ZIGExN Co. Ltd.	14,100	52,431
	ZOZO, Inc.	23,100	486,124
	Zuiko Corp.	4,400	34,898

TOTAL JAPAN			537,407,749

KUWAIT — (0.0%)
	A’ayan Leasing & Investment Co. KSCP	51,286	23,095
	Agility Public Warehousing Co. KSC	40,779	81,970
*	ALAFCO Aviation Lease & Finance Co. KSCP	20,048	12,430
	Al-Eid Food KSC	14,534	11,004
*	Alimtiaz Investment Group KSC	59,124	12,077
	Arzan Financial Group for Financing & Investment KPSC	65,420	22,415
	Boubyan Bank KSCP	33,140	72,887
	Commercial Real Estate Co. KSC	49,794	16,574
	Integrated Holding Co. KCSC	10,094	13,044
	Kuwait International Bank KSCP	36,184	21,844
	Kuwait Real Estate Co. KSC	136,489	51,220
	Mezzan Holding Co. KSCC	28,840	35,668
	National Bank of Kuwait SAKP	564	1,846
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	31,293	17,870

TOTAL KUWAIT			393,944

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (0.5%)
	7-Eleven Malaysia Holdings Bhd, Class B	134,004	$61,313
	Aeon Co. M Bhd	145,400	41,475
#	AEON Credit Service M Bhd	49,149	131,907
#	AFFIN Bank Bhd	152,742	69,593
*	AGMO HOLDINGS BHD	8,543	1,197
#	Alliance Bank Malaysia Bhd	373,600	279,216
	Allianz Malaysia Bhd	20,500	63,845
	AME Elite Consortium Bhd	24,500	7,803
	AMMB Holdings Bhd	421,600	341,908
*	Ancom Nylex Bhd	140,100	33,387
#	Ann Joo Resources Bhd	54,500	13,248
	Apex Healthcare Bhd	13,300	12,155
#	Astro Malaysia Holdings Bhd	149,400	23,303
	Axiata Group Bhd	277,490	186,448
	Batu Kawan Bhd	10,900	53,263
#*	Berjaya Assets Bhd	176,800	12,116
#*	Berjaya Corp. Bhd	1,184,701	79,789
	Berjaya Food Bhd	57,500	11,429
*	Berjaya Land Bhd	333,000	19,770
#*	Bermaz Auto Bhd	252,400	130,811
	BIMB Holdings Bhd	158,100	71,252
	Boustead Holdings Bhd	233,200	44,775
#	Boustead Plantations Bhd	196,420	31,970
#	British American Tobacco Malaysia Bhd	38,700	91,734
*	Bumi Armada Bhd	871,200	131,555
	Bursa Malaysia Bhd	196,350	276,589
#	Cahya Mata Sarawak Bhd	221,400	55,769
	Carlsberg Brewery Malaysia Bhd, Class B	40,300	191,150
	CB Industrial Product Holding Bhd	88,300	20,220
#	CELCOMDIGI BHD	267,300	263,992
	CIMB Group Holdings Bhd	393,441	446,997
*	Coastal Contracts Bhd	61,100	31,466
*	Comfort Glove Bhd	111,300	9,630
#	CSC Steel Holdings Bhd	48,500	12,532
	D&O Green Technologies Bhd	135,400	125,256
	Datasonic Group Bhd	89,900	8,698
	Dayang Enterprise Holdings Bhd	125,400	37,286
	Dialog Group Bhd	217,400	111,925
	DRB-Hicom Bhd	381,000	120,734
	Dufu Technology Corp. Bhd	73,700	34,699
	Duopharma Biotech Bhd	163,312	52,475
	Dutch Lady Milk Industries Bhd	4,500	26,390
	Eco World Development Group Bhd	443,900	74,869
#*	Eco World International Bhd	84,700	10,570
*	Ecofirst Consolidated Bhd	110,800	8,334
*	Ekovest Bhd	528,900	44,552
	FGV Holdings Bhd	173,400	58,352
#	Formosa Prosonic Industries Bhd	55,700	33,545
#	Fraser & Neave Holdings Bhd	24,500	145,891
	Frontken Corp. Bhd	307,150	210,809
	Gadang Holdings Bhd	266,950	17,696
	Gamuda Bhd	370,417	345,047
	Gas Malaysia Bhd	64,000	47,850
*	Genetec Technology Bhd	41,400	26,516
	Genting Bhd	329,300	347,815

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Genting Malaysia Bhd	286,300	$174,372
	Genting Plantations Bhd	66,600	89,630
	George Kent Malaysia Bhd	206,750	22,727
	Globetronics Technology Bhd	172,866	42,770
#*	Greatech Technology Bhd	48,900	52,810
	Guan Chong Bhd	91,800	54,619
	Hai-O Enterprise Bhd	74,042	19,617
#	HAP Seng Consolidated Bhd	38,800	43,028
	Hap Seng Plantations Holdings Bhd	48,500	20,239
#	Hartalega Holdings Bhd	534,400	225,850
	Heineken Malaysia Bhd	36,100	227,852
#	Hengyuan Refining Co. Bhd	64,400	47,889
#	Hextar Global Bhd	98,700	14,861
	Hiap Teck Venture Bhd	410,500	31,871
	Hibiscus Petroleum Bhd	455,000	104,816
#	Hong Leong Bank Bhd	22,580	102,046
	Hong Leong Financial Group Bhd	40,078	162,930
	Hong Leong Industries Bhd	19,300	39,460
#*	Hong Seng Consolidated Bhd	339,200	9,919
	Hup Seng Industries Bhd	13,200	2,148
	IHH Healthcare Bhd	42,600	54,820
	IJM Corp. Bhd	910,500	319,132
	Inari Amertron Bhd	510,125	264,831
	IOI Corp. Bhd	236,300	202,969
	IOI Properties Group Bhd	379,625	98,879
*	Iris Corp. Bhd	500,000	13,494
*	JAKS Resources Bhd	570,179	28,218
	Jaya Tiasa Holdings Bhd	210,000	32,368
*	JHM Consolidation Bhd	26,200	4,678
	Kenanga Investment Bank Bhd	38,300	7,690
	Kerjaya Prospek Group Bhd	105,989	27,130
#	Kim Loong Resources Bhd	56,200	23,200
#	Kobay Technology Bhd	20,200	11,432
	Kossan Rubber Industries Bhd	371,400	104,308
	KPJ Healthcare Bhd	463,600	116,490
	Kretam Holdings Bhd	69,600	10,157
*	KSL Holdings Bhd	135,319	25,230
	Kuala Lumpur Kepong Bhd	80,311	387,907
	Lagenda Properties Bhd	38,700	10,950
	Land & General Bhd	399,300	9,413
	LBS Bina Group Bhd	262,835	25,107
#*	Leong Hup International Bhd	180,500	21,680
	Lii Hen Industries Bhd	222,900	41,759
Ω	Lotte Chemical Titan Holding Bhd	126,663	35,553
#	LPI Capital Bhd	40,440	109,574
	Magni-Tech Industries Bhd	146,900	58,696
#	Magnum Bhd	228,815	57,003
	Mah Sing Group Bhd	553,875	75,262
#	Malakoff Corp. Bhd	364,600	55,638
	Malayan Banking Bhd	226,797	440,730
#	Malayan Flour Mills Bhd	308,600	50,915
	Malaysia Airports Holdings Bhd	123,900	196,096
#	Malaysia Building Society Bhd	768,932	107,073
#	Malaysia Smelting Corp. Bhd	35,400	15,952
#	Malaysian Pacific Industries Bhd	17,300	110,659
	Malaysian Resources Corp. Bhd	666,920	45,769
	Matrix Concepts Holdings Bhd	306,799	98,399
	Maxis Bhd	156,200	154,305
	MBM Resources Bhd	57,700	46,497

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Media Prima Bhd	132,900	$13,134
	Mega First Corp. Bhd	161,400	123,748
	Mi Technovation Bhd	73,500	27,457
	MISC Bhd	77,800	127,498
#	MKH Bhd	100,700	29,876
	MNRB Holdings Bhd	182,774	41,023
Ω	MR DIY Group M Bhd	214,400	76,125
	Muda Holdings Bhd	6,900	2,479
*	Muhibbah Engineering M Bhd	185,600	27,969
	My EG Services Bhd	909,584	161,709
	Nestle Malaysia Bhd	4,900	148,907
	Nylex Malaysia Bhd	2,335	229
#	OCK Group Bhd	171,300	15,416
#	Oriental Holdings Bhd	106,800	158,922
#	OSK Holdings Bhd	472,550	102,829
#	PA Resources Bhd	104,500	6,704
	Padini Holdings Bhd	116,700	106,106
	Panasonic Manufacturing Malaysia Bhd	2,400	12,245
	Pantech Group Holdings Bhd	131,400	21,861
	Paramount Corp. Bhd	146,300	25,615
	Perak Transit Bhd	67,100	15,824
#	Petron Malaysia Refining & Marketing Bhd	39,200	38,763
#	Petronas Chemicals Group Bhd	129,200	205,602
	Petronas Dagangan Bhd	31,600	160,579
	Petronas Gas Bhd	43,200	163,742
#	Pharmaniaga Bhd	84,800	7,331
#	PIE Industrial Bhd	20,300	16,815
	PMB Technology Bhd	15,900	14,838
	PPB Group Bhd	69,820	254,556
	Press Metal Aluminium Holdings Bhd	291,100	337,320
	Public Bank Bhd	1,242,700	1,085,187
	QL Resources Bhd	168,925	214,047
	Ranhill Utilities Bhd	92,569	12,477
	RCE Capital Bhd	33,000	13,915
	RHB Bank Bhd	203,596	250,436
#	Sam Engineering & Equipment M Bhd	40,400	41,171
*	Sapura Energy Bhd	2,931,800	22,859
	Sarawak Oil Palms Bhd	100,150	55,818
	Scientex Bhd	303,600	232,390
*	Shangri-La Hotels Malaysia Bhd	17,500	11,778
	Sime Darby Bhd	681,970	332,298
	Sime Darby Plantation Bhd	255,836	246,238
#	Sime Darby Property Bhd	637,170	67,329
#	SKP Resources Bhd	364,749	106,622
	SP Setia Bhd Group	440,579	57,011
#	Sports Toto Bhd	352,581	109,990
*††	Sumatec Resources Bhd	822,800	0
	Sunway Bhd	412,654	145,445
	Sunway Construction Group Bhd	116,690	45,882
	Supermax Corp. Bhd	307,665	60,166
#	Syarikat Takaful Malaysia Keluarga Bhd	145,111	107,151
#	Ta Ann Holdings Bhd	86,480	60,017
	Taliworks Corp. Bhd	68,666	12,858
#	TASCO Bhd	73,400	14,756
#	Telekom Malaysia Bhd	141,312	157,440
#	Tenaga Nasional Bhd	135,900	271,438
	Thong Guan Industries Bhd	59,400	30,439
	TIME dotCom Bhd	229,800	283,099
#*	Top Glove Corp. Bhd	1,502,300	331,294

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#*	Tropicana Corp. Bhd	206,616	$63,048
	TSH Resources Bhd	142,000	32,862
	Uchi Technologies Bhd	83,700	64,818
#	UEM Sunrise Bhd	165,200	9,476
	UMW Holdings Bhd	112,400	97,626
	Unisem M Bhd	81,100	54,701
#	United Plantations Bhd	17,100	63,502
	UOA Development Bhd	292,020	112,650
	UWC Bhd	79,300	57,308
*	Velesto Energy Bhd	1,107,073	57,534
	ViTrox Corp. Bhd	86,000	154,571
#	VS Industry Bhd	649,200	119,001
#	WCT Holdings Bhd	364,227	35,988
#	Wellcall Holdings Bhd	53,700	13,984
	Westports Holdings Bhd	170,000	134,839
#	Yinson Holdings Bhd	384,999	226,374
*	YNH Property Bhd	124,837	141,640
	YTL Corp. Bhd	1,079,750	160,092
	YTL Power International Bhd	249,587	61,710

TOTAL MALAYSIA			18,618,830

MEXICO — (0.8%)
#*	ALEATICA SAB de CV	5,854	11,436
	Alfa SAB de CV, Class A	1,784,541	1,139,438
#	Alpek SAB de CV	245,078	259,670
*	Alsea SAB de CV	251,622	677,775
#	America Movil SAB de CV, ADR	19,611	421,440
	America Movil SAB de CV, Class B	1,780,639	1,920,331
	Arca Continental SAB de CV	42,957	410,349
#*	Axtel SAB de CV	499,613	38,069
Ω	Banco del Bajio SA	203,229	668,255
	Becle SAB de CV	22,569	52,244
	Bolsa Mexicana de Valores SAB de CV	105,547	232,586
*	Cemex SAB de CV	2,131,083	1,281,293
*	Cemex SAB de CV, Sponsored ADR	3,029	18,174
	Coca-Cola Femsa SAB de CV, Sponsored ADR	800	67,536
	Coca-Cola Femsa SAB de CV	32,646	270,399
	Consorcio ARA SAB de CV	330,697	70,813
*	Controladora Vuela Cia de Aviacion SAB de CV, ADR	4,146	48,757
*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	141,404	166,261
	Corp. Inmobiliaria Vesta SAB de CV	99,992	315,890
	El Puerto de Liverpool SAB de CV, Class C1	35,062	215,448
#*††	Empresas ICA SAB de CV	42,400	0
	Fomento Economico Mexicano SAB de CV	71,227	692,799
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	267	25,904
	GCC SAB de CV	43,340	344,705
	Genomma Lab Internacional SAB de CV, Class B	352,628	292,819
	Gentera SAB de CV	298,389	327,938
	Gruma SAB de CV, Class B	72,377	1,136,568
	Grupo Aeroportuario del Centro Norte SAB de CV	71,805	787,720
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	3,607	640,495
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	21,910	389,577
	Grupo Aeroportuario del Sureste SAB de CV, ADR	477	136,575
	Grupo Aeroportuario del Sureste SAB de CV, Class B	11,168	319,937
	Grupo Bimbo SAB de CV, Class A	154,866	831,200
	Grupo Carso SAB de CV	83,461	473,763
	Grupo Comercial Chedraui SA de CV	125,047	739,314
#	Grupo Elektra SAB de CV	7,069	453,301
	Grupo Financiero Banorte SAB de CV, Class O	218,073	1,889,935

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
#*	Grupo Financiero Inbursa SAB de CV, Class O	326,008	$796,729
	Grupo Herdez SAB de CV	59,113	156,598
*	Grupo Hotelero Santa Fe SAB de CV	60,872	13,813
	Grupo Industrial Saltillo SAB de CV	7,630	13,156
	Grupo Mexico SAB de CV, Class B	473,198	2,314,208
	Grupo Rotoplas SAB de CV	41,986	58,614
*	Grupo Simec SAB de CV, Class B	33,392	371,074
	Grupo Televisa SAB, Sponsored ADR	37,996	192,260
	Grupo Televisa SAB	421,281	428,791
#*Ω	Grupo Traxion SAB de CV	32,935	63,326
*	Hoteles City Express SAB de CV	142,020	65,325
*	Industrias CH SAB de CV, Class B	73,798	835,032
*	Industrias Penoles SAB de CV	45,293	700,323
	Kimberly-Clark de Mexico SAB de CV, Class A	320,289	723,966
	La Comer SAB de CV	254,370	556,008
#	Megacable Holdings SAB de CV	250,576	681,786
#*	Minera Frisco SAB de CV, Class A1	307,440	49,930
*Ω	Nemak SAB de CV	842,606	197,301
	Operadora de Sites Mexicanos SA de CV, Class A	298,134	287,862
	Orbia Advance Corp. SAB de CV	411,643	947,858
*	Organizacion Cultiba SAB de CV	15,310	10,644
*	Organizacion Soriana SAB de CV, Class B	50,685	87,757
	Promotora y Operadora de Infraestructura SAB de CV	65,533	681,992
	Promotora y Operadora de Infraestructura SAB de CV, Class L	7,273	50,561
#	Qualitas Controladora SAB de CV	35,078	232,930
	Regional SAB de CV	78,478	574,547
#*	Sitios Latinoamerica SAB de CV	89,032	36,099
*	Vista Energy SAB de CV, ADR	3,177	66,463
	Vitro SAB de CV, Class A	28,118	28,760
	Wal-Mart de Mexico SAB de CV	194,783	785,112

TOTAL MEXICO			29,777,539

NETHERLANDS — (2.1%)
	Aalberts NV	40,115	1,852,735
#Ω	ABN AMRO Bank NV, CVA	83,970	1,345,809
	Acomo NV	6,867	168,963
*Ω	Adyen NV	477	766,468
	Aegon NV	520,083	2,372,996
	Aegon NV, Class NY	32,148	145,630
#	Akzo Nobel NV	37,432	3,105,349
#*Ω	Alfen NV	1,425	115,296
	AMG Advanced Metallurgical Group NV	5,233	195,372
	APERAM SA	19,742	731,982
	Arcadis NV	30,386	1,255,213
	ArcelorMittal SA	71,851	2,041,261
#	ArcelorMittal SA	44,628	1,270,559
	ASM International NV	4,528	1,643,888
	ASML Holding NV	4,870	3,090,562
	ASML Holding NV	20,610	13,125,685
	ASR Nederland NV	49,610	2,181,979
*	Avantium NV	4,576	18,108
Ω	B&S Group Sarl	3,754	16,243
*Ω	Basic-Fit NV	9,472	401,678
#	BE Semiconductor Industries NV	34,016	3,061,903
	Beter Bed Holding NV	7,231	25,047
	Brunel International NV	5,294	71,594
	Coca-Cola Europacific Partners PLC	33,278	2,128,186
	Corbion NV	16,974	534,367
Ω	CTP NV	5,771	75,718

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	Flow Traders Ltd.	12,372	$306,454
	ForFarmers NV	13,915	44,993
*	Fugro NV	25,149	356,596
	Heijmans NV, CVA	13,606	169,283
#	Heineken NV	15,108	1,734,779
	IMCD NV	12,234	1,841,698
#	ING Groep NV, Sponsored ADR	6,500	80,470
#	ING Groep NV	196,229	2,433,688
*	InPost SA	5,618	60,297
	JDE Peet’s NV	11,413	347,156
	Kendrion NV	6,193	129,238
	Koninklijke Ahold Delhaize NV	213,650	7,346,271
	Koninklijke BAM Groep NV	119,049	260,889
	Koninklijke KPN NV	859,153	3,133,232
	Koninklijke Philips NV	49,636	1,047,916
#	Koninklijke Philips NV	26,905	568,234
#	Koninklijke Vopak NV	28,028	1,070,908
*Ω	Lucas Bols NV	3,091	38,003
	Nedap NV	2,486	155,754
	NN Group NV	45,815	1,708,458
	OCI NV	27,470	723,844
	Ordina NV	39,907	246,624
*	Pharming Group NV	78,497	88,545
#	PostNL NV	162,999	293,243
	Prosus NV	27,286	2,044,142
	Randstad NV	31,796	1,727,660
#	SBM Offshore NV	58,977	833,617
#	SIF Holding NV	4,117	54,442
Ω	Signify NV	62,789	2,096,929
	Sligro Food Group NV	9,932	173,321
	TKH Group NV	18,479	894,600
#*	TomTom NV	29,599	253,773
	Universal Music Group NV	48,141	1,051,757
	Van Lanschot Kempen NV	7,042	214,048
	Wolters Kluwer NV	45,271	5,998,122

TOTAL NETHERLANDS			81,271,575

NEW ZEALAND — (0.2%)
*	a2 Milk Co. Ltd.	56,181	205,194
*	Air New Zealand Ltd.	594,425	280,066
	Arvida Group Ltd.	134,590	86,632
*	Auckland International Airport Ltd.	50,073	274,167
	Channel Infrastructure NZ Ltd.	73,105	66,981
	Chorus Ltd.	208,812	1,116,514
	Contact Energy Ltd.	34,896	169,247
	EBOS Group Ltd.	13,282	364,498
	Fisher & Paykel Healthcare Corp. Ltd.	26,629	456,765
#	Fletcher Building Ltd.	181,260	505,459
	Fonterra Co-operative Group Ltd.	17,724	37,868
	Freightways Group Ltd.	48,255	283,658
	Genesis Energy Ltd.	112,744	189,199
#*	Gentrack Group Ltd.	12,157	24,239
	Hallenstein Glasson Holdings Ltd.	20,188	78,091
	Heartland Group Holdings Ltd.	259,053	255,187
	Infratil Ltd.	59,976	354,650
#	Investore Property Ltd.	56,506	49,686
	KMD Brands Ltd.	197,467	135,756
	Mainfreight Ltd.	10,589	470,289
#	Manawa Energy Ltd.	10,678	32,518

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Mercury NZ Ltd.	35,134	$138,004
	Meridian Energy Ltd.	57,234	193,834
	Napier Port Holdings Ltd.	14,348	22,284
	NZME Ltd.	54,459	35,024
	NZX Ltd.	112,762	81,610
	Oceania Healthcare Ltd.	157,008	67,046
	PGG Wrightson Ltd.	9,986	26,888
#	Port of Tauranga Ltd.	37,905	148,052
*	Pushpay Holdings Ltd.	122,745	107,961
*	Rakon Ltd.	27,401	17,474
	Restaurant Brands New Zealand Ltd.	8,398	38,651
	Ryman Healthcare Ltd.	65,308	214,541
	Sanford Ltd.	20,591	52,366
	Scales Corp. Ltd.	41,528	80,995
*	Serko Ltd.	3,631	4,725
	Skellerup Holdings Ltd.	53,156	160,655
	SKY Network Television Ltd.	42,420	69,192
	SKYCITY Entertainment Group Ltd.	287,887	427,521
	Spark New Zealand Ltd.	169,434	548,992
	Steel & Tube Holdings Ltd.	32,029	20,404
	Summerset Group Holdings Ltd.	103,977	523,991
*	Synlait Milk Ltd.	25,571	25,508
*	Tourism Holdings Ltd.	45,253	117,598
	TOWER Ltd.	80,898	32,021
	Turners Automotive Group Ltd.	21,827	45,323
	Vector Ltd.	21,306	52,371
*	Vista Group International Ltd.	32,932	25,084
	Warehouse Group Ltd.	33,171	35,332

TOTAL NEW ZEALAND			8,750,111

NORWAY — (0.6%)
	2020 Bulkers Ltd.	3,440	34,391
	ABG Sundal Collier Holding ASA	142,350	74,075
*	Adevinta ASA	13,817	106,432
	AF Gruppen ASA	7,537	114,712
*	Akastor ASA	63,364	62,575
#	Aker ASA, Class A	492	30,072
	Aker BP ASA	38,943	930,964
	Aker Solutions ASA	53,743	191,820
	AMSC ASA	18,446	71,786
*	ArcticZymes Technologies ASA	2,851	10,303
#	Arendals Fossekompani ASA	161	3,330
	Atea ASA	33,779	464,689
	Austevoll Seafood ASA	32,829	309,165
*	Axactor ASA	73,469	43,743
	B2Holding ASA	75,199	52,792
	Bakkafrost P/F	4,236	308,835
	Belships ASA	25,453	48,126
#*	BLUENORD ASA	6,882	234,197
	Bonheur ASA	7,118	159,078
*	Borr Drilling Ltd.	39,620	275,359
	Borregaard ASA	30,430	509,165
	Bouvet ASA	15,979	100,669
*	BW Energy Ltd.	30,696	82,585
Ω	BW LPG Ltd.	35,590	287,544
	BW Offshore Ltd.	55,857	149,052
*	Cadeler AS	13,635	59,300
#*	Carasent ASA	3,685	5,512
*	Cloudberry Clean Energy ASA	39,945	39,541

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
#*Ω	Crayon Group Holding ASA	9,769	$75,506
#	DNB Bank ASA	62,118	1,092,660
	DNO ASA	251,133	251,233
Ω	Elkem ASA	79,130	267,823
	Elopak ASA	13,178	29,606
Ω	Entra ASA	3,424	34,793
	Equinor ASA	119,380	3,437,071
#Ω	Europris ASA	64,160	459,494
	FLEX LNG Ltd.	10,606	367,877
#	Frontline PLC	22,423	347,861
*	Gaming Innovation Group, Inc.	8,585	22,006
	Gjensidige Forsikring ASA	5,341	93,039
	Golden Ocean Group Ltd.	43,078	396,825
	Grieg Seafood ASA	12,391	103,909
	Hafnia Ltd.	21,328	115,704
*	Hexagon Composites ASA	33,754	102,366
*	Kahoot! ASA	55,214	144,140
Ω	Kid ASA	7,283	60,332
	Kitron ASA	5,600	21,148
#Ω	Klaveness Combination Carriers ASA	3,146	23,824
*	Kongsberg Automotive ASA	129,804	32,004
	Kongsberg Gruppen ASA	2,529	113,592
	Leroy Seafood Group ASA	34,316	180,700
*	LINK Mobility Group Holding ASA	11,829	10,350
	Medistim ASA	1,310	32,363
*	Meltwater NV	21,006	34,194
*	MORROW BANK ASA	9,331	4,558
	Mowi ASA	18,700	356,783
	MPC Container Ships ASA	98,333	161,369
Ω	Multiconsult ASA	2,180	30,505
*	Nekkar ASA	11,188	6,535
*	NEL ASA	84,582	116,236
*	Nordic Semiconductor ASA	19,050	206,273
#	Norsk Hydro ASA	173,010	1,273,191
*Ω	Norske Skog ASA	19,271	85,670
*	Norwegian Air Shuttle ASA	62,645	60,874
*	NRC Group ASA	18,856	19,472
*	Odfjell Drilling Ltd.	40,392	94,310
#	Odfjell SE, Class A	2,060	19,290
*	Odfjell Technology Ltd.	6,732	33,726
	OKEA ASA	10,467	30,252
Ω	Okeanis Eco Tankers Corp.	3,832	89,407
	Olav Thon Eiendomsselskap ASA	4,209	69,323
	Orkla ASA	69,131	496,898
	Otello Corp. ASA	179	132
	Panoro Energy ASA	3,175	8,237
	Pareto Bank ASA	9,659	47,009
*	Pexip Holding ASA	8,642	13,016
*	PGS ASA	184,625	133,801
*	PhotoCure ASA	1,570	7,894
	Protector Forsikring ASA	17,525	254,452
#*	REC Silicon ASA	15,060	22,652
	Salmar ASA	2,037	90,514
	Sandnes Sparebank	1,120	9,055
Ω	Scatec ASA	24,416	159,623
	Schibsted ASA, Class A	8,264	146,726
	Schibsted ASA, Class B	10,769	174,370
*	Self Storage Group ASA	9,805	25,654
	Selvaag Bolig ASA	14,564	49,809

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*Ω	Shelf Drilling Ltd.	48,537	$110,582
	SpareBank 1 Helgeland	832	9,615
	Sparebank 1 Oestlandet	6,883	80,973
	SpareBank 1 Sorost-Norge	5,889	28,078
	SpareBank 1 SR-Bank ASA	38,094	446,250
	Sparebanken More	4,750	33,980
	Stolt-Nielsen Ltd.	13,146	379,059
	Storebrand ASA	88,168	680,261
	Subsea 7 SA	42,958	491,032
#	Telenor ASA	44,916	560,468
	TGS ASA	40,861	640,805
	TOMRA Systems ASA	23,611	362,058
	Treasure ASA	17,251	28,880
	Veidekke ASA	38,542	443,711
*	Volue ASA	2,696	4,547
	Wallenius Wilhelmsen ASA	26,383	197,451
	Wilh Wilhelmsen Holding ASA, Class A	5,538	145,125
Ω	XXL ASA	48,138	9,870
	Yara International ASA	20,382	820,759

TOTAL NORWAY			22,381,352

PERU — (0.0%)
*	Aenza SAA, Sponsored ADR	1,707	3,840
#	Cementos Pacasmayo SAA, ADR	3,792	20,476
#	Cia de Minas Buenaventura SAA, ADR	1,300	9,191
	Credicorp Ltd.	2,501	338,835
*	Fossal SAA, ADR	3	0
	Intercorp Financial Services, Inc.	1,918	42,906

TOTAL PERU			415,248

PHILIPPINES — (0.2%)
*	8990 Holdings, Inc.	177,800	29,409
	Aboitiz Equity Ventures, Inc.	177,420	175,671
	Aboitiz Power Corp.	102,500	70,484
	ACEN Corp.	470,793	51,252
	AllHome Corp.	214,100	8,136
	Alliance Global Group, Inc.	1,505,100	375,511
	Apex Mining Co., Inc.	1,093,000	59,154
*	Atlas Consolidated Mining & Development Corp.	152,800	12,163
	Ayala Corp.	12,195	141,248
	Ayala Land, Inc.	403,700	195,109
*	AyalaLand Logistics Holdings Corp.	457,000	23,622
	Bank of the Philippine Islands.	261,302	508,255
	BDO Unibank, Inc.	365,079	951,595
	Belle Corp.	1,052,000	22,426
*	Bloomberry Resorts Corp.	1,146,000	217,549
*	Cebu Air, Inc.	73,210	52,149
*Ω	CEMEX Holdings Philippines, Inc.	175,657	3,207
	Century Pacific Food, Inc.	312,700	146,088
	China Banking Corp.	339,992	207,253
*	Converge Information & Communications Technology Solutions, Inc.	579,900	123,831
	Cosco Capital, Inc.	809,000	70,853
	D&L Industries, Inc.	665,000	100,802
*	DITO CME Holdings Corp.	337,000	15,531
	DMCI Holdings, Inc.	1,428,200	253,399
	DoubleDragon Corp.	406,000	57,535
	East West Banking Corp.	277,950	37,391
	Emperador, Inc.	330,100	124,565

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Filinvest Development Corp.	18,400	$1,810
	Filinvest Land, Inc.	3,204,000	45,741
	First Gen Corp.	74,600	21,324
	First Philippine Holdings Corp.	115,830	130,557
	Ginebra San Miguel, Inc.	18,440	49,419
	Global Ferronickel Holdings, Inc.	452,574	20,051
*	Global-Estate Resorts, Inc.	897,000	14,079
	Globe Telecom, Inc.	5,499	169,203
	GT Capital Holdings, Inc.	26,928	232,803
*	Holcim Philippines, Inc.	73,200	5,105
*	Integrated Micro-Electronics, Inc.	251,445	23,845
	International Container Terminal Services, Inc.	49,870	195,574
	JG Summit Holdings, Inc.	207,966	190,910
	Jollibee Foods Corp.	62,460	254,004
	LT Group, Inc.	545,100	100,052
	Manila Electric Co.	16,880	103,538
	Manila Water Co., Inc.	335,200	116,477
	Max’s Group, Inc.	48,700	4,045
	Megaworld Corp.	2,469,600	89,372
	Metro Pacific Investments Corp.	2,183,500	174,751
	Metropolitan Bank & Trust Co.	293,346	310,747
	Nickel Asia Corp.	1,306,480	156,604
	Petron Corp.	1,056,700	64,965
††	Philcomsat Holdings Corp.	23,889	32,635
	Philex Mining Corp.	319,400	17,958
*	Philippine National Bank	152,272	51,124
*	Phoenix Petroleum Philippines, Inc.	107,200	15,461
	PLDT, Inc., Sponsored ADR	839	18,131
	PLDT, Inc.	8,350	181,702
	Premium Leisure Corp.	2,062,000	17,884
	Puregold Price Club, Inc.	328,200	193,476
	Rizal Commercial Banking Corp.	104,115	44,194
	Robinsons Land Corp.	802,338	209,333
	Robinsons Retail Holdings, Inc.	94,480	92,923
	San Miguel Corp.	134,310	257,600
	San Miguel Food & Beverage, Inc.	99,120	84,430
	Security Bank Corp.	105,320	175,690
	Semirara Mining & Power Corp.	230,380	112,548
	Shakey’s Pizza Asia Ventures, Inc.	84,300	13,102
	Shell Pilipinas Corp.	124,530	38,185
	SM Investments Corp.	3,865	62,630
	SM Prime Holdings, Inc.	203,700	125,130
	Synergy Grid & Development Phils, Inc.	247,500	46,557
	Union Bank of the Philippines	55,714	83,440
	Universal Robina Corp.	142,840	380,120
	Vista Land & Lifescapes, Inc.	1,583,900	50,358
	Vistamalls, Inc.	88,000	4,440
	Wilcon Depot, Inc.	331,900	173,678

TOTAL PHILIPPINES			8,991,893

POLAND — (0.3%)
*	11 bit studios SA	90	13,556
*	Alior Bank SA	34,611	362,583
*Ω	Allegro.eu SA	3,384	26,673
	Alumetal SA	1,574	29,431
	Amica SA	3,151	56,749
*	AmRest Holdings SE	20,443	92,146
	Arctic Paper SA	9,228	43,321
	ASBISc Enterprises PLC	10,719	73,917

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Asseco Poland SA	14,277	$289,666
	Auto Partner SA	14,850	66,143
	Bank Handlowy w Warszawie SA	6,622	143,041
*	Bank Millennium SA	166,877	198,052
*	Bank Ochrony Srodowiska SA	20,762	49,272
	Bank Polska Kasa Opieki SA	15,095	349,254
*	Benefit Systems SA	499	141,204
*	BNPP Bank Polska SA	455	5,769
	Boryszew SA	29,053	53,437
	Budimex SA	3,676	323,966
*	CCC SA	8,292	89,376
	CD Projekt SA	1,618	44,150
	Celon Pharma SA	3,548	11,876
*	CI Games SA	23,337	25,530
	Cognor Holding SA	48,866	122,380
	ComArch SA	224	8,313
	Creepy Jar SA	71	14,229
	Cyfrowy Polsat SA	71,291	298,979
	Develia SA	98,398	85,500
*Ω	Dino Polska SA	2,811	286,675
	Dom Development SA	2,243	73,283
	Echo Investment SA	2,084	1,966
*	Enea SA	70,147	113,436
*	Eurocash SA	34,593	157,774
	Fabryki Mebli Forte SA	3,906	25,315
	Globe Trade Centre SA	30,781	42,848
*	Grenevia SA	76,765	61,213
*	Grupa Azoty SA	16,685	128,990
	Grupa Kety SA	2,876	392,134
	ING Bank Slaski SA	3,264	124,148
	Inter Cars SA	2,411	298,457
#*	Jastrzebska Spolka Weglowa SA	17,979	186,074
*	Kernel Holding SA	23,478	102,335
	KGHM Polska Miedz SA	18,041	518,959
	KRUK SA	5,712	515,681
	LiveChat Software SA	3,677	122,815
	LPP SA	115	331,509
	Lubelski Wegiel Bogdanka SA	4,699	43,887
*	mBank SA	2,295	192,109
	Mirbud SA	18,519	36,931
	Mo-BRUK SA	592	41,344
	Neuca SA	492	79,810
	Orange Polska SA	102,086	177,863
*	Pepco Group NV	17,527	168,075
*	PGE Polska Grupa Energetyczna SA	142,096	235,389
*	PKP Cargo SA	10,554	40,159
	PlayWay SA	336	33,935
*	Polimex-Mostostal SA	38,961	41,455
	Polski Koncern Naftowy Orlen SA	118,128	1,802,198
	Powszechna Kasa Oszczednosci Bank Polski SA	29,030	224,461
	Powszechny Zaklad Ubezpieczen SA	55,600	512,237
	Santander Bank Polska SA	1,795	146,003
*	Selvita SA	1,553	28,003
	Stalexport Autostrady SA	30,531	18,445
*	Tauron Polska Energia SA	408,376	203,348
	TEN Square Games SA	398	7,852
	Tim SA	2,794	32,960
	Torpol SA	4,879	21,127
	Votum SA	3,062	34,913

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	VRG SA	37,269	$30,610
	Warsaw Stock Exchange	7,044	61,224
*	Wawel SA	12	1,457
	Wirtualna Polska Holding SA	2,388	66,568
Ω	XTB SA	11,249	108,109
*	Zespol Elektrowni Patnow Adamow Konin SA	2,391	13,231

TOTAL POLAND			10,905,828

PORTUGAL — (0.2%)
#	Altri SGPS SA	29,560	153,019
	Banco Comercial Portugues SA, Class R	3,676,384	944,991
	Corticeira Amorim SGPS SA	1,372	15,499
	CTT-Correios de Portugal SA	22,477	92,855
#	EDP - Energias de Portugal SA	152,214	838,699
	EDP Renovaveis SA	26,075	579,587
	Galp Energia SGPS SA	171,237	2,069,175
#*	Greenvolt-Energias Renovaveis SA	7,124	48,414
	Ibersol SGPS SA	5,904	43,729
	Jeronimo Martins SGPS SA	35,737	901,830
	Mota-Engil SGPS SA	35,247	77,045
	Navigator Co. SA	82,228	301,810
	NOS SGPS SA	121,646	534,802
#*	Pharol SGPS SA	119,544	6,735
	REN - Redes Energeticas Nacionais SGPS SA	100,326	291,347
	Sonae SGPS SA	401,337	457,664

TOTAL PORTUGAL			7,357,201

QATAR — (0.3%)
	Aamal Co.	711,090	161,219
	Al Khaleej Takaful Group QSC	44,416	27,996
	Al Meera Consumer Goods Co. QSC	30,557	122,319
	Alijarah Holding Co. QPSC	86,003	16,983
*	Baladna	337,030	128,160
	Barwa Real Estate Co.	664,281	458,723
	Commercial Bank PSQC	149,688	242,738
	Doha Bank QPSC	660,233	281,930
	Doha Insurance Co. QSC	92,281	48,895
*	Estithmar Holding QPSC	122,263	72,217
	Gulf International Services QSC	317,292	183,943
	Gulf Warehousing Co.	106,906	106,849
	Industries Qatar QSC	63,049	222,162
*	Lesha Bank LLC	259,256	71,128
	Mannai Corp. QSC	76,812	112,760
	Masraf Al Rayan QSC	580,415	409,618
*	Mazaya Real Estate Development QPSC	193,314	29,903
	Medicare Group	39,970	66,046
	Mesaieed Petrochemical Holding Co.	382,998	209,543
	Ooredoo QPSC	238,943	650,233
	Qatar Aluminum Manufacturing Co.	928,990	395,574
	Qatar Electricity & Water Co. QSC	63,117	290,170
	Qatar Fuel QSC	81,439	371,755
	Qatar Gas Transport Co. Ltd.	782,032	853,066
	Qatar Industrial Manufacturing Co. QSC	58,218	46,576
*	Qatar Insurance Co. SAQ	288,046	138,330
	Qatar International Islamic Bank QSC	105,446	288,279
	Qatar Islamic Bank SAQ	84,650	418,368
	Qatar Islamic Insurance Group	22,820	53,573
	Qatar National Bank QPSC	432,549	1,831,562

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Qatar National Cement Co. QSC	117,543	$128,780
	Qatar Navigation QSC	216,109	538,075
*	Salam International Investment Ltd. QSC	497,060	74,013
	United Development Co. QSC	728,383	225,225
	Vodafone Qatar QSC	732,352	345,842
*	Widam Food Co.	34,820	13,533

TOTAL QATAR			9,636,086

RUSSIA — (0.0%)
*††	Etalon Group PLC, GDR	52,815	0
*††	Gazprom PJSC, Sponsored ADR	161,061	0
*††	Globaltrans Investment PLC, GDR	20,741	0
*††	Lukoil PJSC, Sponsored ADR	14,179	0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	28,061	0
*††	Mechel PJSC, Sponsored ADR	6,898	0
*††	MMC Norilsk Nickel PJSC, ADR	24,954	0
*††	Mobile TeleSystems PJSC, ADR	50,988	0
*††	Novatek PJSC, GDR	272	0
*††	Novolipetsk Steel PJSC, GDR	8,401	0
*††	PhosAgro PJSC	135	0
*††	PhosAgro PJSC, GDR	21,074	0
*††	Polyus PJSC, GDR	2,588	0
*††	Ros Agro PLC, GDR	4,872	0
*††	Rosneft Oil Co. PJSC, GDR	19,260	0
*††	Rostelecom PJSC, Sponsored ADR	13,665	0
*††	RusHydro PJSC, ADR	194,709	0
*††	Sberbank of Russia PJSC, Sponsored ADR	65,441	0
*††	Severstal PAO, GDR	20,792	0
*††	Tatneft PJSC, Sponsored ADR	18,789	0
*††	VTB Bank PJSC, GDR	330,257	0
*††	X5 Retail Group NV, GDR	17,245	0

SAUDI ARABIA — (1.0%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	1,115	7,880
	Abdullah Al Othaim Markets Co.	10,556	404,706
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	1,037	8,685
	Advanced Petrochemical Co.	27,486	351,001
*	Al Alamiya for Cooperative Insurance Co.	3,174	12,003
	Al Babtain Power & Telecommunication Co.	9,527	67,439
*	Al Gassim Investment Holding Co.	1,726	12,712
	Al Hammadi Holding	11,852	178,158
*	Al Hassan Ghazi Ibrahim Shaker Co.	3,154	17,772
	Al Jouf Agricultural Development Co.	1,033	14,693
*	Al Jouf Cement Co.	29,528	100,848
*	Al Khaleej Training & Education Co.	12,560	61,944
	Al Moammar Information Systems Co.	2,731	89,565
	Al Rajhi Bank	109,472	2,259,496
*	Al Rajhi Co. for Co-operative Insurance	4,887	134,907
	Al Yamamah Steel Industries Co.	5,821	38,184
*	AlAbdullatif Industrial Investment Co.	16,986	88,713
	Alandalus Property Co.	7,628	37,537
	Alaseel Co.	3,451	37,701
*	Aldrees Petroleum & Transport Services Co.	10,265	275,873
*	Al-Etihad Cooperative Insurance Co.	6,971	34,000
	Alinma Bank	145,602	1,239,548
*	AlJazira Takaful Ta’awuni Co.	10,697	52,893
*	Allianz Saudi Fransi Cooperative Insurance Co.	12,968	55,028
	Almarai Co. JSC	24,478	386,148
	Alujain Corp.	7,147	76,577

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Arab National Bank	56,365	$413,304
	Arabian Cement Co.	20,253	191,735
	Arriyadh Development Co.	14,533	78,630
	Astra Industrial Group	19,390	349,112
	Ataa Educational Co.	1,105	20,083
	Baazeem Trading Co.	749	14,080
*	Bank AlBilad	105,078	1,171,155
	Bank Al-Jazira	114,358	598,379
	Banque Saudi Fransi	41,339	428,941
*	Basic Chemical Industries Ltd.	3,936	38,001
	Bawan Co.	13,739	106,895
	Bupa Arabia for Cooperative Insurance Co.	12,408	585,269
*	Buruj Cooperative Insurance Co.	4,569	22,582
*	Chubb Arabia Cooperative Insurance Co.	2,880	14,427
	City Cement Co.	27,332	159,474
*	Co. for Cooperative Insurance	11,806	325,229
	Dallah Healthcare Co.	5,864	267,173
*	Dar Al Arkan Real Estate Development Co.	272,987	1,178,415
	Dr Sulaiman Al Habib Medical Services Group Co.	2,776	213,241
*	Dur Hospitality Co.	12,904	95,831
	Eastern Province Cement Co.	17,399	197,889
*	Electrical Industries Co.	8,872	91,839
*	Emaar Economic City	140,611	364,558
	Etihad Etisalat Co.	121,849	1,502,820
*	Fawaz Abdulaziz Al Hokair & Co.	9,280	39,918
*	Fitaihi Holding Group	5,315	45,162
*	Gulf General Cooperative Insurance Co.	8,457	18,352
	Gulf Insurance Group	5,510	40,488
	Hail Cement Co.	19,115	62,516
	Halwani Brothers Co.	3,363	52,027
*	Herfy Food Services Co.	8,064	76,645
	Jarir Marketing Co.	9,484	413,725
*	Jazan Energy & Development Co.	15,465	63,037
	L’Azurde Co. for Jewelry	8,596	34,125
	Leejam Sports Co. JSC	6,450	205,621
	Maharah Human Resources Co.	3,770	63,406
*	Malath Cooperative Insurance Co.	3,784	15,009
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	12,640	30,055
*	Methanol Chemicals Co.	14,860	99,978
*	Middle East Healthcare Co.	3,403	35,397
	Middle East Paper Co.	16,242	141,149
*	Middle East Specialized Cables Co.	5,082	17,194
*	Mobile Telecommunications Co. Saudi Arabia	190,232	761,881
	Mouwasat Medical Services Co.	5,746	379,758
	Najran Cement Co.	45,836	175,343
*	Nama Chemicals Co.	4,594	43,995
*	National Agriculture Development Co.	17,828	140,357
	National Co. for Glass Industries	7,092	65,558
	National Co. for Learning & Education	1,295	38,499
	National Gas & Industrialization Co.	7,898	130,017
	National Gypsum	1,778	11,832
*	National Industrialization Co.	116,236	426,327
	National Medical Care Co.	6,637	168,379
	Northern Region Cement Co.	48,534	155,594
	Qassim Cement Co.	12,442	228,930
*	Rabigh Refining & Petrochemical Co.	118,076	351,970
	Riyad Bank	115,000	927,522
	SABIC Agri-Nutrients Co.	11,848	425,996
	Sahara International Petrochemical Co.	109,370	1,140,394

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Arabian Cooperative Insurance Co.	4,670	$16,098
*	Saudi Arabian Mining Co.	57,690	1,079,194
Ω	Saudi Arabian Oil Co.	163,021	1,571,369
	Saudi Automotive Services Co.	10,217	106,237
	Saudi Basic Industries Corp.	38,584	954,671
	Saudi British Bank	77,212	749,630
	Saudi Cement Co.	23,641	355,408
	Saudi Ceramic Co.	11,576	99,435
	Saudi Chemical Co. Holding	23,865	192,197
*	Saudi Co. For Hardware CJSC	6,054	51,483
	Saudi Electricity Co.	37,749	244,721
*	Saudi Ground Services Co.	3,512	24,341
	Saudi Industrial Investment Group	88,366	602,621
	Saudi Industrial Services Co.	14,458	106,288
	Saudi Investment Bank	92,062	404,043
*	Saudi Kayan Petrochemical Co.	240,200	815,424
*	Saudi Marketing Co.	6,069	43,689
	Saudi National Bank	155,577	2,041,895
*	Saudi Paper Manufacturing Co.	1,565	12,730
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	6,903	47,364
*	Saudi Printing & Packaging Co.	11,187	54,969
*	Saudi Public Transport Co.	13,524	66,435
*	Saudi Real Estate Co.	27,748	102,523
*	Saudi Reinsurance Co.	16,594	72,377
*	Saudi Research & Media Group	9,079	510,526
	Saudi Telecom Co.	83,455	1,004,462
	Saudia Dairy & Foodstuff Co.	4,192	311,733
	Savola Group	69,033	588,022
*	Seera Group Holding	71,283	473,474
*	Sinad Holding Co.	35,189	115,566
	Southern Province Cement Co.	18,767	263,824
	Tabuk Cement Co.	25,254	105,185
*	Takween Advanced Industries Co.	13,528	35,997
	Umm Al-Qura Cement Co.	12,979	60,764
	United Electronics Co.	11,582	237,565
	United International Transportation Co.	14,529	231,465
*	Walaa Cooperative Insurance Co.	11,939	46,375
	Yamama Cement Co.	34,971	307,396
	Yanbu Cement Co.	27,200	260,611
	Yanbu National Petrochemical Co.	58,446	701,697
*	Zamil Industrial Investment Co.	13,779	67,319

TOTAL SAUDI ARABIA			36,636,352

SINGAPORE — (0.7%)
	AEM Holdings Ltd.	74,800	190,626
*	Avarga Ltd.	120,400	19,400
	Aztech Global Ltd.	58,500	35,645
*	Banyan Tree Holdings Ltd.	83,400	22,837
*††	Best World International Ltd.	19,800	32,482
	Boustead Singapore Ltd.	147,400	88,995
	BRC Asia Ltd.	18,700	24,545
	Bukit Sembawang Estates Ltd.	36,100	109,798
	CapitaLand Ascott Trust	10,547	8,564
	Capitaland India Trust	185,700	152,067
	Capitaland Investment Ltd.	185,000	517,856
	Centurion Corp. Ltd.	89,000	24,045
	China Aviation Oil Singapore Corp. Ltd.	87,000	60,435
	China Sunsine Chemical Holdings Ltd.	380,200	131,426
	City Developments Ltd.	118,200	618,338

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Civmec Ltd.	80,600	$41,404
	ComfortDelGro Corp. Ltd.	481,300	430,847
*	COSCO Shipping International Singapore Co. Ltd.	341,500	43,101
	CSE Global Ltd.	110,200	29,367
	DBS Group Holdings Ltd.	126,277	3,120,299
	Del Monte Pacific Ltd.	160,100	28,268
	Delfi Ltd.	102,000	88,902
	DFI Retail Group Holdings Ltd.	64,500	194,124
#*††	Ezion Holdings Ltd.	794,350	0
#*††	Ezra Holdings Ltd.	513,230	0
	Far East Orchard Ltd.	66,719	52,030
	First Resources Ltd.	199,600	230,115
	Food Empire Holdings Ltd.	122,200	92,675
	Fraser & Neave Ltd.	72,400	60,824
	Frasers Property Ltd.	112,900	74,100
#	Frencken Group Ltd.	105,200	82,655
	Fu Yu Corp. Ltd.	241,400	38,158
*	Gallant Venture Ltd.	211,200	22,977
	Genting Singapore Ltd.	314,200	267,298
	Geo Energy Resources Ltd.	295,000	74,271
	Golden Agri-Resources Ltd.	2,347,900	485,576
*	Golden Energy & Resources Ltd.	140,700	101,020
	Great Eastern Holdings Ltd.	9,900	126,492
	GuocoLand Ltd.	109,100	130,279
	Haw Par Corp. Ltd.	39,400	284,584
	Ho Bee Land Ltd.	90,300	147,300
	Hong Fok Corp. Ltd.	181,500	140,607
	Hong Leong Asia Ltd.	126,800	65,264
	Hong Leong Finance Ltd.	61,400	120,256
	Hongkong Land Holdings Ltd.	122,300	544,288
	Hour Glass Ltd.	68,900	107,699
	HRnetgroup Ltd.	32,200	18,113
	Hutchison Port Holdings Trust	2,014,100	382,077
*††	Hyflux Ltd.	178,500	0
	iFAST Corp. Ltd.	43,200	150,380
	Indofood Agri Resources Ltd.	263,400	62,261
	InnoTek Ltd.	36,400	13,150
	Japfa Ltd.	289,900	45,782
	Jardine Cycle & Carriage Ltd.	24,533	624,825
	Keppel Corp. Ltd.	174,500	810,271
	Keppel Infrastructure Trust	822,451	302,332
	KSH Holdings Ltd.	61,200	15,611
*	Mandarin Oriental International Ltd.	12,600	22,969
*	Marco Polo Marine Ltd.	1,450,800	49,082
	Metro Holdings Ltd.	220,500	98,554
#*††	Midas Holdings Ltd.	408,200	0
	Nanofilm Technologies International Ltd.	76,100	86,186
	Netlink NBN Trust	303,400	199,169
	NSL Ltd.	15,200	10,016
	Olam Group Ltd.	193,545	233,609
	OUE Ltd.	126,500	111,070
	Oversea-Chinese Banking Corp. Ltd.	180,011	1,703,063
	Oxley Holdings Ltd.	401,837	41,297
	Pacific Century Regional Developments Ltd.	64,700	17,956
	Pan-United Corp. Ltd.	70,025	20,002
	Propnex Ltd.	36,800	34,517
	PSC Corp. Ltd.	81,500	22,032
	Q&M Dental Group Singapore Ltd.	52,200	12,538
	QAF Ltd.	107,100	69,056

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
*	Raffles Education Ltd.	210,860	$8,217
	Raffles Medical Group Ltd.	250,510	276,641
*	RH PetroGas Ltd.	84,200	12,099
	Riverstone Holdings Ltd.	45,400	20,652
*	SATS Ltd.	51,729	98,817
	SBS Transit Ltd.	21,100	43,523
	Sembcorp Industries Ltd.	257,896	829,819
*	Sembcorp Marine Ltd.	8,763,538	817,311
	Sheng Siong Group Ltd.	243,300	323,130
*	SIA Engineering Co. Ltd.	19,600	32,874
	Silverlake Axis Ltd.	175,100	44,088
	Sinarmas Land Ltd.	396,100	53,738
	Sing Holdings Ltd.	63,900	16,862
	Singapore Airlines Ltd.	163,150	717,581
	Singapore Exchange Ltd.	149,000	1,072,297
	Singapore Land Group Ltd.	40,200	66,104
	Singapore Post Ltd.	371,300	142,241
	Singapore Technologies Engineering Ltd.	164,500	447,822
	Singapore Telecommunications Ltd.	129,900	248,929
	Stamford Land Corp. Ltd.	115,570	34,670
	StarHub Ltd.	194,500	146,049
	Straits Trading Co. Ltd.	51,684	83,796
*††	Swiber Holdings Ltd.	29,250	0
	Tai Sin Electric Ltd.	50,690	14,833
*††	Tech-Pro, Inc.	1,538,000	0
	Thomson Medical Group Ltd.	518,900	24,548
	Tuan Sing Holdings Ltd.	264,473	66,600
	UMS Holdings Ltd.	148,100	115,088
	United Overseas Bank Ltd.	90,816	1,928,746
	UOB-Kay Hian Holdings Ltd.	53,774	57,341
	UOL Group Ltd.	107,100	558,727
	Valuetronics Holdings Ltd.	195,980	75,860
	Venture Corp. Ltd.	58,600	748,659
	Vicom Ltd.	51,600	71,589
	Wilmar International Ltd.	488,000	1,441,413
	Wing Tai Holdings Ltd.	158,700	176,255
	Yangzijiang Shipbuilding Holdings Ltd.	648,000	604,285

TOTAL SINGAPORE			25,838,961

SOUTH AFRICA — (1.2%)
	Absa Group Ltd.	104,039	1,012,067
	Adcock Ingram Holdings Ltd.	30,156	82,709
	Advtech Ltd.	203,073	203,845
	AECI Ltd.	71,115	335,936
	African Rainbow Minerals Ltd.	49,083	616,600
	Afrimat Ltd.	25,483	74,359
	Alexander Forbes Group Holdings Ltd.	144,117	38,752
	Altron Ltd., Class A	58,468	27,983
	Anglo American Platinum Ltd.	4,000	237,154
	AngloGold Ashanti Ltd., Sponsored ADR	73,776	1,960,966
*	ArcelorMittal South Africa Ltd.	63,896	13,448
	Aspen Pharmacare Holdings Ltd.	108,021	1,081,162
	Astral Foods Ltd.	17,948	164,972
*	Aveng Ltd.	46,922	27,277
	AVI Ltd.	129,695	484,026
	Barloworld Ltd.	115,762	574,414
	Bid Corp. Ltd.	33,942	773,271
	Bidvest Group Ltd.	99,918	1,368,699
*	Blue Label Telecoms Ltd.	219,486	54,152

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
#*	Brait PLC	301,387	$55,432
	Capitec Bank Holdings Ltd.	3,941	343,533
	Cashbuild Ltd.	10,371	100,511
	City Lodge Hotels Ltd.	40,777	8,917
	Clicks Group Ltd.	58,060	847,747
	Coronation Fund Managers Ltd.	82,830	135,911
	Curro Holdings Ltd.	52,980	23,489
	DataTec Ltd.	132,161	262,820
Ω	Dis-Chem Pharmacies Ltd.	70,599	102,858
*	Discovery Ltd.	96,065	755,661
	DRDGOLD Ltd.	67,337	72,029
	Exxaro Resources Ltd.	78,422	824,005
	Famous Brands Ltd.	22,651	81,050
	FirstRand Ltd.	542,652	1,912,453
	Foschini Group Ltd.	86,523	448,647
	Gold Fields Ltd., Sponsored ADR	146,949	2,286,527
	Grindrod Ltd.	193,864	104,166
	Harmony Gold Mining Co. Ltd.	107,803	504,998
	Harmony Gold Mining Co. Ltd., Sponsored ADR	104,321	480,920
	Hudaco Industries Ltd.	13,071	110,073
	Impala Platinum Holdings Ltd.	200,547	1,952,485
	Investec Ltd.	85,923	472,478
	Italtile Ltd.	111,733	75,531
	JSE Ltd.	18,363	96,638
	KAP Ltd.	775,320	129,063
	Kumba Iron Ore Ltd.	8,483	206,278
	Lewis Group Ltd.	27,315	56,656
	Libstar Holdings Ltd.	58,909	15,724
	Life Healthcare Group Holdings Ltd.	555,434	630,300
	Merafe Resources Ltd.	516,286	33,594
*	Metair Investments Ltd.	91,764	123,033
	MiX Telematics Ltd.	4,997	1,636
	MiX Telematics Ltd., Sponsored ADR	5,899	45,717
	Momentum Metropolitan Holdings	459,285	465,298
	Motus Holdings Ltd.	73,334	380,864
	Mpact Ltd.	66,696	101,991
	Mr Price Group Ltd.	61,668	507,359
	MTN Group Ltd.	326,056	2,290,154
	MultiChoice Group	106,122	663,919
*	Murray & Roberts Holdings Ltd.	143,603	10,375
	Naspers Ltd., Class N	1,877	334,597
	Nedbank Group Ltd.	95,030	1,097,856
	NEPI Rockcastle NV	77,471	467,648
	Netcare Ltd.	290,766	253,932
	Ninety One Ltd.	73,240	165,640
*	Northam Platinum Holdings Ltd.	103,329	1,011,722
	Oceana Group Ltd.	34,784	127,466
	Old Mutual Ltd.	1,644,996	1,042,938
	Omnia Holdings Ltd.	56,465	177,772
Ω	Pepkor Holdings Ltd.	429,618	398,247
	Pick n Pay Stores Ltd.	160,555	380,895
*	PPC Ltd.	589,412	91,666
#	PSG Konsult Ltd.	153,316	109,932
	Raubex Group Ltd.	66,994	96,734
	Reunert Ltd.	115,130	371,287
	RFG Holdings Ltd.	59,205	30,097
	Royal Bafokeng Platinum Ltd.	42,113	330,443
	Sanlam Ltd.	243,800	752,568
	Santam Ltd.	12,051	187,338

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Sappi Ltd.	230,248	$523,781
	Sasol Ltd.	76,228	992,648
	Sasol Ltd., Sponsored ADR	42,458	552,803
	Shoprite Holdings Ltd.	80,015	976,504
	Sibanye Stillwater Ltd.	937,127	2,071,831
#	Sibanye Stillwater Ltd., ADR	14,926	133,592
*	Southern Sun Ltd.	73,076	17,858
	SPAR Group Ltd.	53,859	413,780
	Spur Corp. Ltd.	22,560	29,284
	Standard Bank Group Ltd.	121,316	1,137,427
	Sun International Ltd.	112,230	251,670
	Super Group Ltd.	181,768	318,466
*	Telkom SA SOC Ltd.	142,533	258,795
	Thungela Resources Ltd.	7,559	70,132
	Tiger Brands Ltd.	45,244	490,185
	Transaction Capital Ltd.	51,140	34,022
*	Trencor Ltd.	86,382	31,113
	Truworths International Ltd.	115,396	343,695
	Tsogo Sun Gaming Ltd.	191,790	128,181
	Vodacom Group Ltd.	42,415	290,728
*	Wilson Bayly Holmes-Ovcon Ltd.	29,110	172,478
#	Woolworths Holdings Ltd.	270,001	961,359
*	Zeda Ltd.	115,762	76,914

TOTAL SOUTH AFRICA			44,558,656

SOUTH KOREA — (3.6%)
	ABco Electronics Co. Ltd.	2,040	19,173
	ABOV Semiconductor Co. Ltd.	2,891	21,737
*	Abpro Bio Co. Ltd.	15,343	5,817
*	ADTechnology Co. Ltd.	1,392	18,985
	Advanced Nano Products Co. Ltd.	425	47,645
	Advanced Process Systems Corp.	2,951	45,012
	Aekyung Chemical Co. Ltd.	6,607	75,085
	Aekyung Industrial Co. Ltd.	1,084	17,475
*	AeroSpace Technology of Korea, Inc.	2,140	6,383
	AfreecaTV Co. Ltd.	2,466	143,754
*	Agabang&Company	14,748	37,269
	Ahnlab, Inc.	390	17,840
	AJ Networks Co. Ltd.	6,852	24,205
*	Ajin Industrial Co. Ltd.	8,820	26,383
*	Alteogen, Inc.	1,161	37,999
*	ALUKO Co. Ltd.	14,094	33,230
*	Amicogen, Inc.	966	12,282
*	Amo Greentech Co. Ltd.	2,250	26,489
	Amorepacific Corp.	1,028	95,112
	Amorepacific Group	7,868	215,716
*	Amotech Co. Ltd.	1,879	23,180
*	Anam Electronics Co. Ltd.	20,095	30,334
*	Ananti, Inc.	13,686	64,530
*	Anterogen Co. Ltd.	1,096	15,493
*	Apact Co. Ltd.	4,623	9,442
	Aplus Asset Advisor Co. Ltd.	3,471	12,059
*	Aprogen Biologics	71,548	20,219
*	Aprogen, Inc.	14,539	13,937
*	APS, Inc.	3,123	26,375
*	APTC Co. Ltd.	4,906	42,816
*	Aroot Co. Ltd.	38,995	16,228
	Asia Cement Co. Ltd.	6,180	49,507
	ASIA Holdings Co. Ltd.	484	50,217

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Asia Paper Manufacturing Co. Ltd.	2,509	$65,998
	Atinum Investment Co. Ltd.	14,759	29,084
	AUK Corp.	11,347	18,500
	Aurora World Corp.	2,350	13,660
	Autech Corp.	2,978	12,949
	Avaco Co. Ltd.	1,894	24,069
	Baiksan Co. Ltd.	2,131	12,702
*	Barunson Entertainment & Arts Corp.	16,881	10,648
	BGF Co. Ltd.	10,500	32,441
	BGF retail Co. Ltd.	1,819	253,775
#	BH Co. Ltd.	7,554	130,951
*	Binex Co. Ltd.	1,677	11,714
	Binggrae Co. Ltd.	1,628	54,189
*	Bioneer Corp.	1,247	54,436
*	BioSmart Co. Ltd.	1,337	3,206
	BIT Computer Co. Ltd.	2,975	12,634
	Bixolon Co. Ltd.	3,329	15,735
*	BNC Korea Co. Ltd.	2,828	8,184
	BNK Financial Group, Inc.	78,969	392,864
	Boditech Med, Inc.	4,479	38,777
*	Bohae Brewery Co. Ltd.	20,645	9,227
	BoKwang Industry Co. Ltd.	3,439	17,492
	Boryung	8,087	52,605
*	Bosung Power Technology Co. Ltd.	7,124	20,680
*	Bukwang Pharmaceutical Co. Ltd.	6,106	36,632
	BYC Co. Ltd.	49	17,173
	Byucksan Corp.	18,048	28,359
	C&G Hi Tech Co. Ltd.	1,149	11,096
*	Cafe24 Corp.	1,137	7,548
#	Caregen Co. Ltd.	131	20,900
*	Carelabs Co. Ltd.	1,836	10,005
	Cell Biotech Co. Ltd.	1,257	12,624
	Celltrion Healthcare Co. Ltd.	1,524	79,440
*	Celltrion Pharm, Inc.	864	52,962
	Celltrion, Inc.	5,696	686,308
*	Chabiotech Co. Ltd.	2,751	26,804
	Changhae Ethanol Co. Ltd.	1,942	14,835
	Cheil Worldwide, Inc.	17,076	236,300
	Chemtronics Co. Ltd.	4,016	66,774
*	Chemtros Co. Ltd.	2,557	18,756
*	ChinHung International, Inc.	9,970	9,279
	Chinyang Holdings Corp.	4,663	11,230
	Chips&Media, Inc.	1,837	29,699
*	Choil Aluminum Co. Ltd.	12,350	27,928
	Chong Kun Dang Pharmaceutical Corp.	1,887	119,615
	Chongkundang Holdings Corp.	933	35,399
	Choong Ang Vaccine Laboratory	1,593	12,407
*	Chorokbaem Media Co. Ltd.	4,293	28,881
	Chosun Refractories Co. Ltd.	6,070	44,723
	Chunbo Co. Ltd.	317	46,173
*	CJ CGV Co. Ltd.	2,280	26,170
*	CJ CheilJedang Corp.	2,586	598,835
	CJ Corp.	6,245	427,600
*	CJ ENM Co. Ltd.	3,540	211,362
	CJ Freshway Corp.	1,953	41,625
	CJ Logistics Corp.	2,627	151,733
*	CJ Seafood Corp.	3,844	9,334
*	CKD Bio Corp.	1,097	20,775
	Classys, Inc.	4,375	77,869

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	CLIO Cosmetics Co. Ltd.	1,113	$17,936
*	CMG Pharmaceutical Co. Ltd.	5,872	9,456
*	CoAsia Corp.	2,042	12,687
*	Com2uS Holdings Corp.	1,064	34,734
	Com2uSCorp.	2,362	121,595
*	Comtec Systems Co. Ltd.	43,650	25,305
*	ContentreeJoongAng Corp.	611	11,183
*	Coreana Cosmetics Co. Ltd.	5,061	11,184
*	COSMAX NBT, Inc.	2,021	6,496
*	Cosmax, Inc.	2,904	168,050
*	CosmoAM&T Co. Ltd.	1,595	209,292
*	Cosmochemical Co. Ltd.	2,264	99,151
	Coway Co. Ltd.	12,531	460,094
	Coweaver Co. Ltd.	2,448	12,283
	Creas F&C Co. Ltd.	1,170	15,859
	Creverse, Inc.	1,783	23,816
*	CrystalGenomics, Inc.	5,410	12,219
	CS Wind Corp.	906	51,292
*	CTC BIO, Inc.	2,718	19,768
*	CTR Mobility Co. Ltd.	1,495	18,627
	Cuckoo Holdings Co. Ltd.	1,645	18,970
	Cuckoo Homesys Co. Ltd.	2,558	48,821
*	Curexo, Inc.	2,492	19,511
*	Curo Co. Ltd.	9,884	4,575
	Cymechs, Inc.	1,110	10,363
*	D&C Media Co. Ltd.	822	11,583
	D.I Corp.	3,402	17,247
*	DA Technology Co. Ltd.	4,408	15,210
	Dae Han Flour Mills Co. Ltd.	427	45,445
	Dae Hwa Pharmaceutical Co. Ltd.	1,666	11,325
	Dae Hyun Co. Ltd.	8,440	13,918
*	Dae Won Chemical Co. Ltd.	8,405	15,220
	Dae Won Kang Up Co. Ltd.	14,591	44,363
*	Daea TI Co. Ltd.	7,559	17,151
*	Daebo Magnetic Co. Ltd.	445	20,721
	Daebongls Co. Ltd.	2,132	11,957
*	Daechang Co. Ltd.	20,114	21,343
	Daedong Corp.	8,532	67,700
	Daeduck Co. Ltd.	2,873	13,699
	Daeduck Electronics Co. Ltd.	11,917	193,225
	Daehan New Pharm Co. Ltd.	3,512	22,756
	Daehan Steel Co. Ltd.	6,129	60,549
*	Daeho AL Co. Ltd.	9,230	9,953
*	Dae-Il Corp.	7,233	27,248
	Daejoo Electronic Materials Co. Ltd.	743	54,915
	Daejung Chemicals & Metals Co. Ltd.	699	8,417
	Daesang Corp.	7,766	113,074
	Daesang Holdings Co. Ltd.	8,332	47,985
	Daesung Energy Co. Ltd.	2,683	16,895
	Daesung Holdings Co. Ltd.	467	11,879
*	Daesung Industrial Co. Ltd.	7,052	21,061
	Daewon Media Co. Ltd.	1,500	17,084
	Daewon Pharmaceutical Co. Ltd.	3,710	41,039
	Daewon San Up Co. Ltd.	5,358	25,599
*	Daewoo Engineering & Construction Co. Ltd.	60,935	192,689
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	3,199	64,716
	Daewoong Co. Ltd.	2,635	29,473
	Daewoong Pharmaceutical Co. Ltd.	320	26,466
	Daihan Pharmaceutical Co. Ltd.	2,113	44,220

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Daishin Securities Co. Ltd.	13,391	$134,749
*	Daiyang Metal Co. Ltd.	5,644	16,280
*	Danal Co. Ltd.	5,161	15,977
	Daol Investment & Securities Co. Ltd.	22,459	56,220
	Daou Data Corp.	2,594	33,760
	Daou Technology, Inc.	9,243	132,591
*	Dasan Networks, Inc.	8,158	21,760
*	Dawonsys Co. Ltd.	2,220	20,331
	DB Financial Investment Co. Ltd.	14,665	44,365
	DB HiTek Co. Ltd.	10,837	493,409
	DB Insurance Co. Ltd.	17,100	1,074,932
*	DB, Inc.	62,309	84,562
	DCM Corp.	786	8,470
	Dentium Co. Ltd.	1,837	198,296
	Deutsch Motors, Inc.	7,502	32,904
*	Development Advance Solution Co. Ltd.	4,645	14,800
	Device ENG Co. Ltd.	1,487	19,559
*	Devsisters Co. Ltd.	536	23,215
	DGB Financial Group, Inc.	68,258	350,034
	DI Dong Il Corp.	6,929	108,124
	Digital Chosun Co. Ltd.	7,564	11,981
	Digital Daesung Co. Ltd.	6,676	30,763
*	DIO Corp.	1,153	25,728
	Display Tech Co. Ltd.	3,673	19,069
	DL Construction Co. Ltd.	1,716	17,491
	DL E&C Co. Ltd.	11,126	293,987
	DL Holdings Co. Ltd.	4,437	164,406
*††	DMOA Co. Ltd.	21,844	6,937
	DMS Co. Ltd.	5,594	26,382
	DNF Co. Ltd.	1,532	19,174
	Dohwa Engineering Co. Ltd.	2,214	13,597
	Dong Ah Tire & Rubber Co. Ltd.	1,575	14,245
	Dong-A Hwasung Co. Ltd.	4,330	29,704
	Dong-A Socio Holdings Co. Ltd.	821	50,812
	Dong-A ST Co. Ltd.	1,657	67,870
*	Dongbang Transport Logistics Co. Ltd.	18,539	30,161
	Dongbu Corp.	2,681	14,132
	Dongil Industries Co. Ltd.	421	69,243
	Dongjin Semichem Co. Ltd.	11,185	247,908
	Dongkoo Bio & Pharma Co. Ltd.	2,116	9,483
	DongKook Pharmaceutical Co. Ltd.	5,555	62,762
	Dongkuk Industries Co. Ltd.	8,871	47,942
	Dongkuk Steel Mill Co. Ltd.	27,545	246,886
*	Dongkuk Structures & Construction Co. Ltd.	3,477	11,486
	Dongsuh Cos., Inc.	3,025	43,500
	Dongsung Chemical Co. Ltd.	10,932	37,822
	Dongsung Finetec Co. Ltd.	4,233	35,791
*	Dongwha Enterprise Co. Ltd.	623	23,136
	Dongwha Pharm Co. Ltd.	5,010	31,462
	Dongwon Development Co. Ltd.	24,409	64,237
	Dongwon F&B Co. Ltd.	2,490	56,964
	Dongwon Industries Co. Ltd.	4,245	147,516
	Dongwon Systems Corp.	676	21,743
	Dongyang E&P, Inc.	2,542	30,395
*	Dongyang Steel Pipe Co. Ltd.	20,607	16,531
	Doosan Bobcat, Inc.	13,506	518,179
	Doosan Co. Ltd.	3,050	213,287
*	Doosan Enerbility Co. Ltd.	7,707	96,569
*	Doosan Fuel Cell Co. Ltd.	1,451	32,595

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Doosan Tesna, Inc.	3,222	$86,377
	DoubleUGames Co. Ltd.	3,082	104,589
	Douzone Bizon Co. Ltd.	1,761	40,215
*	Dream Security Co. Ltd.	7,102	15,608
	Dreamtech Co. Ltd.	10,640	76,842
*	DSC Investment, Inc.	4,765	13,853
*	DSK Co. Ltd.	1,748	6,653
*	Duk San Neolux Co. Ltd.	1,910	62,296
*	Duksan Hi-Metal Co. Ltd.	3,698	15,641
	Duksung Co. Ltd.	1,268	4,242
	DY Corp.	6,599	27,024
	DY POWER Corp.	2,787	24,548
*	E& Corp. Co. Ltd.	3,908	7,849
*	E&M Co. Ltd.	21,301	4,259
	E1 Corp.	816	29,055
	Eagon Industrial Ltd.	1,886	10,434
	Easy Bio, Inc.	3,339	10,660
	Easy Holdings Co. Ltd.	13,163	31,016
	eBEST Investment & Securities Co. Ltd.	9,868	31,953
	Echo Marketing, Inc.	5,179	43,181
	Ecoplastic Corp.	9,423	43,482
	Ecopro BM Co. Ltd.	3,763	755,646
#	Ecopro Co. Ltd.	1,759	965,811
	Ecopro HN Co. Ltd.	2,775	139,294
	e-Credible Co. Ltd.	909	10,926
	Elentec Co. Ltd.	4,988	48,581
	E-MART, Inc.	4,956	362,469
#	EM-Tech Co. Ltd.	2,384	49,088
	ENF Technology Co. Ltd.	3,528	54,705
*	Enzychem Lifesciences Corp.	23,667	31,871
	Eo Technics Co. Ltd.	1,070	70,050
	Estechpharma Co. Ltd.	3,921	22,112
*	E-TRON Co. Ltd.	77,989	18,940
*	Eubiologics Co. Ltd.	1,566	8,456
	Eugene Corp.	21,899	54,757
	Eugene Investment & Securities Co. Ltd.	37,902	71,739
	Eugene Technology Co. Ltd.	3,798	82,436
	Eusu Holdings Co. Ltd.	5,910	29,938
*	EV Advanced Material Co. Ltd.	4,404	27,296
*	E-World	11,509	12,538
	Exicon Co. Ltd.	1,097	7,694
	F&F Co. Ltd.	3,052	322,951
	Farmsco	7,465	19,912
	FarmStory Co. Ltd.	18,064	26,300
	Fila Holdings Corp.	9,236	253,681
*	Fine M-Tec Co. Ltd.	2,112	15,717
	Fine Semitech Corp.	1,728	28,479
*	Fine Technix Co. Ltd.	1,148	1,910
#	Foosung Co. Ltd.	16,185	164,137
	Gabia, Inc.	1,782	15,583
	Gaon Cable Co. Ltd.	1,587	19,266
*	GemVax & Kael Co. Ltd.	1,656	17,269
	Gemvaxlink Co. Ltd.	21,178	22,937
*	Genexine, Inc.	3,404	30,884
*	Genie Music Corp.	6,187	17,632
*	GenNBio, Inc.	6,014	5,091
*	GENOLUTION, Inc.	2,910	12,012
*	Genomictree, Inc.	1,362	13,181
	Global Standard Technology Co. Ltd.	1,378	26,347

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Golfzon Co. Ltd.	1,242	$103,926
	Golfzon Newdin Holdings Co. Ltd.	8,068	32,324
	Gradiant Corp.	3,293	35,065
	Green Cross Corp.	468	43,364
	Green Cross Holdings Corp.	7,392	86,433
	GS Engineering & Construction Corp.	19,090	309,788
*	GS Global Corp.	25,862	59,910
	GS Holdings Corp.	20,440	607,304
	GS Retail Co. Ltd.	13,922	277,327
	Gwangju Shinsegae Co. Ltd.	1,845	45,503
	HAESUNG DS Co. Ltd.	3,675	128,920
	Han Kuk Carbon Co. Ltd.	4,424	38,007
	Hana Financial Group, Inc.	48,169	1,513,645
	Hana Materials, Inc.	2,188	70,112
#	Hana Micron, Inc.	14,856	170,609
	Hana Pharm Co. Ltd.	1,378	15,002
*	Hanall Biopharma Co. Ltd.	1,578	24,271
	HanChang Paper Co. Ltd.	12,050	12,237
*	Hancom WITH, Inc.	5,395	17,436
*	Hancom, Inc.	2,465	26,216
	Handok, Inc.	2,498	28,595
	Handsome Co. Ltd.	4,070	76,064
	Hanil Cement Co. Ltd.	2,373	22,220
*	Hanil Feed Co. Ltd.	5,105	21,624
	Hanil Holdings Co. Ltd.	2,428	20,457
	Hanil Hyundai Cement Co. Ltd.	369	4,753
	Hanjin Kal Corp.	186	5,507
	Hanjin Transportation Co. Ltd.	3,824	56,997
	Hankook Shell Oil Co. Ltd.	239	41,198
	Hankook Tire & Technology Co. Ltd.	25,389	655,719
	Hanmi Pharm Co. Ltd.	386	93,239
	Hanmi Science Co. Ltd.	520	17,059
	Hanmi Semiconductor Co. Ltd.	10,954	169,547
	HanmiGlobal Co. Ltd.	1,679	45,317
	Hanon Systems	35,998	247,456
#	Hansae Co. Ltd.	5,784	73,543
	Hansol Chemical Co. Ltd.	2,668	444,707
	Hansol Holdings Co. Ltd.	13,497	31,321
*	Hansol HomeDeco Co. Ltd.	16,336	12,627
*	Hansol IONES Co. Ltd.	3,514	20,727
	Hansol Logistics Co. Ltd.	4,521	10,032
	Hansol Paper Co. Ltd.	11,693	99,427
	Hansol Technics Co. Ltd.	10,714	47,015
	Hanssem Co. Ltd.	913	30,539
	Hanwha Aerospace Co. Ltd.	4,212	324,119
	Hanwha Corp.	10,651	216,310
	Hanwha Galleria Co. Ltd.	10,082	12,987
*	Hanwha General Insurance Co. Ltd.	18,902	64,294
*	Hanwha Investment & Securities Co. Ltd.	57,776	119,663
*	Hanwha Life Insurance Co. Ltd.	83,447	155,050
*	Hanwha Solutions Corp.	8,939	321,652
	Hanwha Systems Co. Ltd.	2,238	23,727
*	Hanyang Digitech Co. Ltd.	1,978	16,122
	Hanyang Eng Co. Ltd.	4,895	54,285
	Hanyang Securities Co. Ltd.	4,400	28,913
	Harim Co. Ltd.	15,284	35,282
	Harim Holdings Co. Ltd.	7,595	53,381
	HB Technology Co. Ltd.	6,750	12,301
	HD Hyundai Co. Ltd.	12,163	539,349

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	HD Hyundai Construction Equipment Co. Ltd.	5,034	$256,264
	HD Hyundai Electric Co. Ltd.	1,418	53,787
	HD Hyundai Energy Solutions Co. Ltd.	1,273	40,314
	HD Hyundai Infracore Co. Ltd.	49,004	362,571
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	8,133	517,294
	HDC Holdings Co. Ltd.	10,850	53,237
	HDC Hyundai Development Co. Engineering & Construction, Class E	14,687	132,764
	HDCLabs Co. Ltd.	2,213	13,715
	Hecto Innovation Co. Ltd.	2,233	21,008
*	Helixmith Co. Ltd.	2,821	18,175
*	Heungkuk Fire & Marine Insurance Co. Ltd.	13,131	32,907
*	HFR, Inc.	2,052	41,520
	Hite Jinro Co. Ltd.	5,688	94,835
	Hitejinro Holdings Co. Ltd.	5,594	38,441
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	11,122	24,652
*	HJ Shipbuilding & Construction Co. Ltd.	4,884	13,274
*	HL D&I Halla Corp.	15,710	29,395
	HL Holdings Corp.	3,614	89,681
	HL Mando Co. Ltd.	10,488	364,362
*	HLB Global Co. Ltd.	3,620	15,738
*	HLB Life Science Co. Ltd.	2,049	16,499
*	Hlb Pharma Ceutical Co. Ltd.	2,071	22,745
*	HLB Therapeutics Co. Ltd.	4,756	17,225
#*	HLB, Inc.	4,001	106,332
	HMM Co. Ltd.	76,248	1,167,911
	Home Center Holdings Co. Ltd.	20,700	21,205
*	Homecast Co. Ltd.	5,319	16,534
	Hotel Shilla Co. Ltd.	6,246	381,597
	HS Industries Co. Ltd.	24,131	66,527
*	HSD Engine Co. Ltd.	6,338	36,909
*	Hugel, Inc.	662	56,345
*	Humax Co. Ltd.	5,092	14,189
	Humedix Co. Ltd.	763	16,182
*	Huneed Technologies	3,729	18,059
	Huons Co. Ltd.	1,856	45,623
	Huons Global Co. Ltd.	2,411	36,598
*	Huvis Corp.	5,615	19,124
	Huvitz Co. Ltd.	2,773	34,227
	Hwa Shin Co. Ltd.	11,774	121,832
*	Hwail Pharm Co. Ltd.	20,664	32,164
	Hwangkum Steel & Technology Co. Ltd.	4,501	28,232
	Hwaseung Enterprise Co. Ltd.	4,866	29,003
*	HYBE Co. Ltd.	232	46,914
	Hy-Lok Corp.	2,141	34,188
	Hyosung Advanced Materials Corp.	905	263,874
	Hyosung Corp.	3,020	148,915
*	Hyosung Heavy Industries Corp.	1,480	87,135
	Hyosung TNC Corp.	1,076	304,208
	Hyundai Bioland Co. Ltd.	1,295	11,812
	Hyundai BNG Steel Co. Ltd.	4,399	53,425
	Hyundai Corp.	3,245	42,313
	Hyundai Corp. Holdings, Inc.	2,677	22,377
	Hyundai Department Store Co. Ltd.	4,289	166,070
	Hyundai Elevator Co. Ltd.	6,841	171,738
	Hyundai Engineering & Construction Co. Ltd.	18,496	569,079
	HYUNDAI EVERDIGM Corp.	3,226	17,760
	Hyundai Ezwel Co. Ltd.	2,550	12,571
	Hyundai Futurenet Co. Ltd.	19,724	47,548
	Hyundai GF Holdings	9,737	30,452

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Glovis Co. Ltd.	5,516	$676,651
	Hyundai Green Food	5,169	46,962
	Hyundai Home Shopping Network Corp.	2,773	99,948
*	Hyundai Livart Furniture Co. Ltd.	5,250	30,604
	Hyundai Marine & Fire Insurance Co. Ltd.	27,228	764,941
*	Hyundai Mipo Dockyard Co. Ltd.	1,222	67,266
	Hyundai Mobis Co. Ltd.	5,217	849,642
	Hyundai Motor Co.	10,821	1,602,907
	Hyundai Motor Securities Co. Ltd.	8,272	55,410
	Hyundai Pharmaceutical Co. Ltd.	2,593	9,566
*	Hyundai Rotem Co. Ltd.	4,998	123,254
	Hyundai Steel Co.	22,549	616,562
	Hyundai Wia Corp.	6,863	288,560
	HyVision System, Inc.	1,431	18,972
*	iA, Inc.	27,516	12,276
	ICD Co. Ltd.	3,937	35,917
	IDIS Holdings Co. Ltd.	2,459	24,370
	Iljin Electric Co. Ltd.	4,435	23,249
	Iljin Holdings Co. Ltd.	11,581	39,445
	Ilshin Spinning Co. Ltd.	4,890	48,515
	Ilsung Pharmaceuticals Co. Ltd.	725	14,537
	Ilyang Pharmaceutical Co. Ltd.	2,108	27,181
	iMarketKorea, Inc.	6,839	50,584
	InBody Co. Ltd.	2,830	58,821
*	INCON Co. Ltd.	7,359	3,888
	Incross Co. Ltd.	575	6,461
	Industrial Bank of Korea	67,328	507,031
	Innocean Worldwide, Inc.	2,205	66,038
	InnoWireless Co. Ltd.	675	13,737
#	Innox Advanced Materials Co. Ltd.	3,788	125,442
*	Inscobee, Inc.	9,978	10,473
*	Insun ENT Co. Ltd.	3,661	22,510
*	Insung Information Co. Ltd.	10,727	17,390
	Intekplus Co. Ltd.	2,268	34,122
	Intellian Technologies, Inc.	306	15,742
	Intelligent Digital Integrated Security Co. Ltd.	1,023	17,441
*	Interflex Co. Ltd.	4,142	30,057
	Interojo Co. Ltd.	1,783	47,547
#	INTOPS Co. Ltd.	5,178	136,500
*	iNtRON Biotechnology, Inc.	1,380	8,038
	Inzi Controls Co. Ltd.	1,735	11,137
*	IS Dongseo Co. Ltd.	2,572	71,372
	ISC Co. Ltd.	2,623	77,546
	i-SENS, Inc.	3,376	43,222
	ISU Chemical Co. Ltd.	2,491	77,239
	IsuPetasys Co. Ltd.	18,298	128,059
*	ITM Semiconductor Co. Ltd.	769	15,475
	It’s Hanbul Co. Ltd.	1,087	12,359
*	Jahwa Electronics Co. Ltd.	1,837	42,770
	JB Financial Group Co. Ltd.	38,423	240,415
	JC Chemical Co. Ltd.	3,231	18,489
	Jeil Pharmaceutical Co. Ltd.	506	6,998
*	Jeju Semiconductor Corp.	6,082	21,239
	Jinro Distillers Co. Ltd.	496	6,289
	Jinsung T.E.C.	4,387	37,880
	JLS Co. Ltd.	2,834	15,255
	JNK Heaters Co. Ltd.	4,478	20,560
*	JNTC Co. Ltd.	3,710	22,866
	JS Corp.	1,046	9,913

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Jusung Engineering Co. Ltd.	10,889	$128,363
	JVM Co. Ltd.	732	11,119
	JW Holdings Corp.	6,402	15,427
	JW Life Science Corp.	3,481	30,631
	JW Pharmaceutical Corp.	3,539	60,268
*	JW Shinyak Corp.	8,390	19,496
	JYP Entertainment Corp.	9,718	657,402
	Kakao Corp.	2,411	105,577
*	Kakao Games Corp.	757	23,002
	Kangnam Jevisco Co. Ltd.	1,448	26,340
	Kangwon Land, Inc.	6,039	85,545
	KAON Group Co. Ltd.	4,153	22,614
	KB Financial Group, Inc.	49,768	1,847,199
	KB Financial Group, Inc., ADR	1,286	47,955
	KC Co. Ltd.	3,354	49,485
	KC Tech Co. Ltd.	2,444	34,416
	KCC Corp.	1,374	229,000
	KCC Glass Corp.	3,384	116,428
	KCTC	3,390	10,617
	KEC Corp.	14,505	24,462
	KEPCO Engineering & Construction Co., Inc.	1,021	53,808
	KEPCO Plant Service & Engineering Co. Ltd.	1,640	43,869
*	KEYEAST Co. Ltd.	1,642	9,796
	KG Chemical Corp.	1,669	47,884
#	KG Dongbu Steel	6,855	48,492
	KG Eco Technology Service Co. Ltd.	4,964	59,888
	Kginicis Co. Ltd.	4,395	40,287
	KGMobilians Co. Ltd.	4,597	22,446
	KH Vatec Co. Ltd.	2,559	36,203
	Kia Corp.	35,193	2,228,888
	KidariStudio, Inc.	3,994	21,516
	KINX, Inc.	620	25,304
	KISCO Corp.	6,754	34,601
	KISCO Holdings Co. Ltd.	3,626	56,325
	KISWIRE Ltd.	3,251	46,165
	KIWOOM Securities Co. Ltd.	5,396	379,212
	Koentec Co. Ltd.	5,183	27,433
	Koh Young Technology, Inc.	5,440	54,070
	Kolmar BNH Co. Ltd.	3,110	52,019
	Kolmar Korea Co. Ltd.	1,821	55,203
	Kolmar Korea Holdings Co. Ltd.	3,265	36,378
	Kolon Corp.	2,068	31,476
	Kolon Global Corp.	1,687	17,693
	Kolon Industries, Inc.	8,158	261,812
*	Kolon Mobility Group Corp.	5,595	17,181
	Kolon Plastic, Inc.	4,673	34,782
	KoMiCo Ltd.	2,082	68,005
*	KONA I Co. Ltd.	2,045	24,688
	Kook Soon Dang Brewery Co. Ltd.	2,348	11,442
	Korea Aerospace Industries Ltd.	4,237	174,038
	Korea Alcohol Industrial Co. Ltd.	4,299	33,229
	Korea Arlico Pharm Co. Ltd.	3,290	16,314
	Korea Asset In Trust Co. Ltd.	32,495	71,243
	Korea Cast Iron Pipe Industries Co. Ltd.	2,701	14,324
*	Korea Circuit Co. Ltd.	5,045	53,222
*	Korea District Heating Corp.	936	19,442
*	Korea Electric Power Corp., Sponsored ADR	1,200	8,424
*	Korea Electric Power Corp.	14,277	199,327
	Korea Electric Terminal Co. Ltd.	1,644	75,455

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Electronic Power Industrial Development Co. Ltd.	4,210	$24,874
	Korea Export Packaging Industrial Co. Ltd.	8,550	21,553
*	Korea Gas Corp.	5,196	104,247
	Korea Investment Holdings Co. Ltd.	12,528	517,767
*	Korea Line Corp.	66,690	103,093
#	Korea Petrochemical Ind Co. Ltd.	1,452	158,055
	Korea Petroleum Industries Co.	1,408	11,286
	Korea Ratings Corp.	343	18,948
	Korea Real Estate Investment & Trust Co. Ltd.	62,292	62,640
	Korea United Pharm, Inc.	2,212	35,650
	Korea Zinc Co. Ltd.	531	204,094
	Korean Air Lines Co. Ltd.	43,688	749,409
	Korean Reinsurance Co.	36,440	206,232
	Kortek Corp.	4,073	27,527
*	KOSES Co. Ltd.	2,548	19,355
*	KPM Tech Co. Ltd.	26,882	11,441
	KPX Chemical Co. Ltd.	807	28,489
	KSS LINE Ltd.	6,720	41,079
*	KT Alpha Co. Ltd.	4,017	18,098
	KT Corp., Sponsored ADR	2,500	28,250
	KT Corp.	2,588	58,082
	KT Skylife Co. Ltd.	13,595	70,485
	KT&G Corp.	8,556	548,280
	KTCS Corp.	8,939	23,667
	Ktis Corp.	7,637	18,738
	Kukbo Design Co. Ltd.	1,117	14,300
	Kukdo Chemical Co. Ltd.	691	22,747
	Kukdong Oil & Chemicals Co. Ltd.	3,251	8,832
*	Kuk-il Paper Manufacturing Co. Ltd.	8,527	5,097
*	Kum Yang Co. Ltd.	1,789	89,888
*	Kumho HT, Inc.	44,811	27,158
	Kumho Petrochemical Co. Ltd.	8,905	910,612
*	Kumho Tire Co., Inc.	29,900	100,709
	KUMHOE&C Co. Ltd.	5,409	25,862
	Kumkang Kind Co. Ltd.	6,650	25,232
	Kwang Dong Pharmaceutical Co. Ltd.	11,146	48,131
	Kwang Myung Electric Co. Ltd.	8,801	17,409
	Kyeryong Construction Industrial Co. Ltd.	3,546	45,464
	Kyobo Securities Co. Ltd.	7,247	27,446
	Kyung Dong Navien Co. Ltd.	1,868	56,042
	Kyungbang Co. Ltd.	4,750	37,583
	KyungDong City Gas Co. Ltd.	710	11,406
	Kyungdong Pharm Co. Ltd.	4,514	24,917
	Kyung-In Synthetic Corp.	5,514	19,241
	L&C Bio Co. Ltd.	706	16,272
	L&F Co. Ltd.	1,378	275,065
*	LabGenomics Co. Ltd.	11,911	52,979
#*	Lake Materials Co. Ltd.	10,907	113,103
*	LB Semicon, Inc.	13,039	77,670
	LEADCORP, Inc.	7,183	40,167
	LEENO Industrial, Inc.	2,474	248,469
	LF Corp.	8,861	116,018
	LG Chem Ltd.	1,730	960,986
	LG Corp.	10,721	701,706
*	LG Display Co. Ltd., ADR	4,685	26,330
*	LG Display Co. Ltd.	87,074	970,683
	LG Electronics, Inc.	42,696	3,506,106
	LG H&H Co. Ltd.	608	283,903
	LG HelloVision Co. Ltd.	3,552	10,943

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	LG Innotek Co. Ltd.	2,305	$458,766
	LG Uplus Corp.	102,528	845,689
	LIG Nex1 Co. Ltd.	2,825	165,624
	Lock & Lock Co. Ltd.	4,679	20,085
	LOT Vacuum Co. Ltd.	2,233	25,823
	Lotte Chemical Corp.	4,458	561,873
	Lotte Chilsung Beverage Co. Ltd.	1,425	166,100
	Lotte Corp.	6,229	130,669
*	Lotte Data Communication Co	1,292	27,229
	Lotte Energy Materials Corp.	927	41,938
	LOTTE Fine Chemical Co. Ltd.	7,901	362,863
	LOTTE Himart Co. Ltd.	3,662	31,046
*	Lotte Non-Life Insurance Co. Ltd.	18,622	21,606
	Lotte Shopping Co. Ltd.	3,430	205,074
*	Lotte Tour Development Co. Ltd.	2,671	21,902
	Lotte Wellfood Co. Ltd.	981	77,728
	LS Cable & System Asia Ltd.	2,218	11,393
	LS Corp.	5,733	385,077
	LS Electric Co. Ltd.	2,820	133,626
	Lutronic Corp.	2,412	46,906
*	LVMC Holdings	38,204	51,361
	LX Hausys Ltd.	2,888	88,852
	LX Holdings Corp.	5,199	33,142
	LX International Corp.	14,844	325,504
	LX Semicon Co. Ltd.	3,323	262,723
	M.I.Tech Co. Ltd.	2,614	27,159
*	M2N Co. Ltd.	2,740	9,631
	Macquarie Korea Infrastructure Fund	54,263	505,040
	Macrogen, Inc.	2,795	40,851
	Maeil Dairies Co. Ltd.	1,216	43,221
	MAKUS, Inc.	2,994	22,442
*	Maniker Co. Ltd.	11,358	11,664
	Mcnex Co. Ltd.	3,884	91,510
*	MDS Tech, Inc.	11,348	19,637
*	ME2ON Co. Ltd.	7,916	21,936
	Mediana Co. Ltd.	2,091	6,972
*	Medipharm Co. Ltd.	9,586	4,094
*	Medipost Co. Ltd.	1,627	17,717
	Medy-Tox, Inc.	525	92,946
	MegaStudy Co. Ltd.	3,852	32,988
	MegaStudyEdu Co. Ltd.	2,801	131,531
	Meritz Financial Group, Inc.	38,515	1,325,741
*	Mgame Corp.	2,362	14,711
	Mi Chang Oil Industrial Co. Ltd.	191	9,297
*	MiCo Ltd.	14,070	87,812
*	Mirae Asset Life Insurance Co. Ltd.	30,084	62,959
	Mirae Asset Securities Co. Ltd.	80,684	419,229
*	Mirae Asset Venture Investment Co. Ltd.	5,505	21,476
	Miwon Commercial Co. Ltd.	343	43,320
	Miwon Holdings Co. Ltd.	134	10,099
	Miwon Specialty Chemical Co. Ltd.	470	49,238
	MK Electron Co. Ltd.	6,706	68,133
	Moorim P&P Co. Ltd.	9,257	25,326
	Moorim Paper Co. Ltd.	10,458	19,935
	Motonic Corp.	2,447	16,142
	Motrex Co. Ltd.	2,880	41,112
	MS Autotech Co. Ltd.	5,769	25,055
	Muhak Co. Ltd.	6,177	25,800
	Multicampus Co. Ltd.	681	18,609

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Myoung Shin Industrial Co. Ltd.	4,952	$67,211
*	MyungMoon Pharm Co. Ltd.	6,415	12,165
	Namhae Chemical Corp.	2,911	18,812
*	Namsun Aluminum Co. Ltd.	32,959	57,156
*	Namuga Co. Ltd.	2,016	22,378
	Namyang Dairy Products Co. Ltd.	154	57,019
*	NanoenTek, Inc.	2,240	8,345
	Nasmedia Co. Ltd.	1,322	20,641
	NAVER Corp.	1,571	227,599
	NCSoft Corp.	1,024	289,764
*	NDFOS Co. Ltd.	2,707	5,754
	NeoPharm Co. Ltd.	1,610	21,084
*	Neowiz	617	20,386
*	NEOWIZ HOLDINGS Corp.	1,384	28,926
*	Nepes Ark Corp.	1,176	20,741
*	NEPES Corp.	7,008	105,986
*Ω	Netmarble Corp.	3,378	164,482
	Nexen Corp.	11,324	35,037
	Nexen Tire Corp.	18,390	113,453
*	Next Entertainment World Co. Ltd.	2,752	13,118
#	NEXTIN, Inc.	1,743	84,429
	NH Investment & Securities Co. Ltd.	42,056	294,449
*	NHN Corp.	6,972	141,934
	NHN KCP Corp.	6,924	58,366
	NI Steel Co. Ltd.	2,989	15,085
	NICE Holdings Co. Ltd.	9,644	91,589
	Nice Information & Telecommunication, Inc.	2,572	46,245
	NICE Information Service Co. Ltd.	13,197	113,377
	NICE Total Cash Management Co. Ltd.	8,267	31,519
*	NK Co. Ltd.	23,922	16,337
	Nong Shim Holdings Co. Ltd.	1,008	52,631
	Nong Woo Bio Co. Ltd.	2,704	17,494
	NongShim Co. Ltd.	819	242,650
	Noroo Holdings Co. Ltd.	946	6,959
	NOVAREX Co. Ltd.	1,680	10,931
	NPC	3,679	18,242
	OCI Co. Ltd.	6,354	568,746
	OptoElectronics Solutions Co. Ltd.	1,454	17,843
	OPTUS Pharmaceutical Co. Ltd.	2,807	15,451
	Orion Corp.	3,915	424,427
	Orion Holdings Corp.	10,473	129,861
*††	Osung Advanced Materials Co. Ltd.	18,972	22,030
	Ottogi Corp.	395	136,421
	Paik Kwang Industrial Co. Ltd.	8,901	45,430
	Pan Ocean Co. Ltd.	91,797	374,624
*	PANAGENE, Inc.	3,308	9,427
*	Paradise Co. Ltd.	5,325	61,316
	Park Systems Corp.	1,110	121,637
	Partron Co. Ltd.	14,316	85,341
	Paseco Co. Ltd.	1,669	18,260
*	Pearl Abyss Corp.	1,369	44,336
	People & Technology, Inc.	4,861	196,951
	PharmaResearch Co. Ltd.	626	47,440
*	PharmGen Science, Inc.	3,486	16,709
*	Pharmicell Co. Ltd.	5,841	39,740
	PI Advanced Materials Co. Ltd.	4,953	121,385
	Poongsan Corp.	9,909	314,917
	Poongsan Holdings Corp.	3,033	84,493
#	Posco DX Co. Ltd.	8,609	85,546

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	POSCO Future M Co. Ltd.	433	$108,994
#	POSCO Holdings, Inc., Sponsored ADR	7,007	498,338
	POSCO Holdings, Inc.	8,883	2,513,930
	Posco International Corp.	26,084	524,416
	Posco M-Tech Co. Ltd.	2,526	43,696
	POSCO Steeleon Co. Ltd.	587	22,862
*	Power Logics Co. Ltd.	10,381	44,898
	Protec Co. Ltd.	1,550	28,526
#	PSK, Inc.	5,041	78,366
	Pulmuone Co. Ltd.	5,146	38,958
	Pungkuk Ethanol Co. Ltd.	731	7,460
	Reyon Pharmaceutical Co. Ltd.	809	11,279
	RFHIC Corp.	1,003	17,652
*	RFTech Co. Ltd.	7,456	24,605
	Rorze Systems Corp.	1,435	8,671
	S&S Tech Corp.	978	32,860
*	S.Y. Co. Ltd.	4,807	10,673
	S-1 Corp.	4,169	182,074
	Sajo Industries Co. Ltd.	1,127	35,963
	Sajodaerim Corp.	2,063	41,411
*	Sajodongaone Co. Ltd.	23,031	17,837
*	Sam Chun Dang Pharm Co. Ltd.	1,406	79,331
	Sam Young Electronics Co. Ltd.	5,658	39,939
	Sam Yung Trading Co. Ltd.	3,582	36,084
	Sambo Corrugated Board Co. Ltd.	727	5,469
	Sambo Motors Co. Ltd.	5,206	25,962
*	Sambu Engineering & Construction Co. Ltd.	31,496	24,959
	Samchully Co. Ltd.	406	46,458
*	Samchuly Bicycle Co. Ltd.	2,503	12,904
	Samho Development Co. Ltd.	8,173	21,721
	SAMHWA Paints Industrial Co. Ltd.	2,439	11,682
	Samick Musical Instruments Co. Ltd.	18,322	16,578
	Samji Electronics Co. Ltd.	3,286	22,068
*	Samjin LND Co. Ltd.	8,627	19,330
*	Samkee Corp.	9,415	21,638
	Sammok S-Form Co. Ltd.	1,379	15,637
	SAMPYO Cement Co. Ltd.	17,261	45,120
*Ω	Samsung Biologics Co. Ltd.	153	89,483
	Samsung C&T Corp.	4,371	358,965
#	Samsung Card Co. Ltd.	7,651	170,444
	Samsung Climate Control Co. Ltd.	973	8,450
	Samsung Electro-Mechanics Co. Ltd.	8,574	927,237
	Samsung Electronics Co. Ltd.	661,530	32,549,979
*	Samsung Engineering Co. Ltd.	19,612	428,072
	Samsung Fire & Marine Insurance Co. Ltd.	8,036	1,351,865
*	Samsung Heavy Industries Co. Ltd.	81,376	346,646
	Samsung Life Insurance Co. Ltd.	8,967	444,547
*	Samsung Pharmaceutical Co. Ltd.	9,862	20,585
	Samsung Publishing Co. Ltd.	1,330	21,913
	Samsung SDI Co. Ltd.	623	323,319
	Samsung SDS Co. Ltd.	1,528	134,355
	Samsung Securities Co. Ltd.	18,684	474,289
	SAMT Co. Ltd.	23,178	51,836
	Samwha Capacitor Co. Ltd.	3,391	105,352
	Samyang Corp.	1,345	41,725
	Samyang Foods Co. Ltd.	1,137	99,089
	Samyang Holdings Corp.	1,645	93,161
	Samyang Packaging Corp.	540	7,094
	Samyang Tongsang Co. Ltd.	608	22,867

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sang-A Frontec Co. Ltd.	647	$15,100
	Sangsangin Co. Ltd.	15,540	57,329
	Sangsin Energy Display Precision Co. Ltd.	2,886	49,697
	Saramin Co. Ltd.	2,179	37,196
	Satrec Initiative Co. Ltd.	226	6,180
	SAVEZONE I&C Corp.	7,852	16,075
*	SBI Investment Korea Co. Ltd.	15,114	12,181
*	S-Connect Co. Ltd.	9,219	12,230
*	SDN Co. Ltd.	12,868	18,512
	Seah Besteel Holdings Corp.	6,421	111,508
	SeAH Steel Corp.	668	70,531
	SeAH Steel Holdings Corp.	745	83,433
	Sebang Co. Ltd.	3,306	44,673
	Sebang Global Battery Co. Ltd.	3,462	139,260
*	Seegene, Inc.	11,822	215,442
*	Segyung Hitech Co. Ltd.	3,027	37,085
	Sejong Industrial Co. Ltd.	7,042	35,593
*	Sejong Telecom, Inc.	63,023	28,506
*	Sekonix Co. Ltd.	4,279	19,001
	Sempio Foods Co	344	7,549
*	S-Energy Co. Ltd.	4,248	9,140
	Seobu T&D	14,216	78,909
	Seohan Co. Ltd.	37,879	30,739
	Seohee Construction Co. Ltd.	20,991	20,026
*	Seojin System Co. Ltd.	4,216	50,739
	Seoul Auction Co. Ltd.	956	10,102
	Seoul City Gas Co. Ltd.	144	13,755
	Seoul Semiconductor Co. Ltd.	12,989	103,753
*	Seoul Viosys Co. Ltd.	4,100	13,942
	Seoyon Co. Ltd.	5,803	35,312
	Seoyon E-Hwa Co. Ltd.	6,608	73,891
	Sewoon Medical Co. Ltd.	3,757	7,604
	SFA Engineering Corp.	3,110	92,956
#*	SFA Semicon Co. Ltd.	20,791	82,766
*	SG Corp.	32,481	12,337
	SGC e Tec E&C Co. Ltd.	884	15,619
	SGC Energy Co. Ltd.	2,557	56,140
	SH Energy & Chemical Co. Ltd.	26,194	15,467
	Shin Heung Energy & Electronics Co. Ltd.	831	29,873
*	Shin Poong Pharmaceutical Co. Ltd.	491	6,643
	Shindaeyang Paper Co. Ltd.	8,520	53,679
	Shinhan Financial Group Co. Ltd.	56,542	1,480,285
	Shinhan Financial Group Co. Ltd., ADR	2,400	63,024
	Shinil Electronics Co. Ltd.	11,482	18,028
	Shinsegae Engineering & Construction Co. Ltd.	1,276	16,853
	Shinsegae Food Co. Ltd.	604	19,953
	Shinsegae Information & Communication Co. Ltd.	2,700	30,160
	Shinsegae International, Inc.	3,315	48,672
	Shinsegae, Inc.	2,377	366,969
	Shinsung Delta Tech Co. Ltd.	5,285	43,395
*	Shinsung E&G Co. Ltd.	27,321	40,890
*	Shinsung Tongsang Co. Ltd.	23,223	38,478
*	Shinwha Intertek Corp.	10,450	23,199
	Shinwon Corp.	22,158	23,704
#	Shinyoung Securities Co. Ltd.	2,250	93,334
*	Showbox Corp.	6,200	16,121
*	Signetics Corp.	17,051	16,229
	SIGONG TECH Co. Ltd.	2,357	7,418
	Silla Co. Ltd.	3,447	27,029

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Simmtech Co. Ltd.	8,513	$183,674
	SIMMTECH HOLDINGS Co. Ltd.	9,400	20,479
	SIMPAC, Inc.	9,536	39,665
	Sindoh Co. Ltd.	2,160	55,499
	Sinil Pharm Co. Ltd.	3,269	19,037
	SJ Group Co. Ltd.	1,635	17,449
*	SK Biopharmaceuticals Co. Ltd.	1,054	54,504
*	SK Bioscience Co. Ltd.	1,345	71,079
	SK Chemicals Co. Ltd.	1,218	65,057
	SK D&D Co. Ltd.	2,050	34,795
	SK Discovery Co. Ltd.	4,198	101,336
	SK Gas Ltd.	1,006	90,842
	SK Hynix, Inc.	81,601	5,490,400
*	SK Innovation Co. Ltd.	14,336	1,865,812
	SK Networks Co. Ltd.	72,535	253,157
*	SK oceanplant Co. Ltd.	956	14,063
	SK Rent A Car Co. Ltd.	1,325	7,315
	SK Securities Co. Ltd.	72,246	36,778
	SK Telecom Co. Ltd.	9,269	330,287
	SK, Inc.	7,985	973,734
	SKC Co. Ltd.	1,922	143,550
#	SL Corp.	2,753	64,143
*	SM Culture & Contents Co. Ltd.	6,494	14,369
	SM Entertainment Co. Ltd.	1,522	122,638
*††	S-MAC Co. Ltd.	13,654	13,271
	SNT Dynamics Co. Ltd.	5,786	39,821
	SNT Holdings Co. Ltd.	2,300	26,918
	SNT Motiv Co. Ltd.	4,395	157,074
*	SNU Precision Co. Ltd.	3,896	11,261
	S-Oil Corp.	8,862	496,341
*	Solborn, Inc.	8,354	27,427
	Solid, Inc.	4,207	16,614
*	SOLUM Co. Ltd.	9,413	172,396
	Solus Advanced Materials Co. Ltd.	589	17,851
	Songwon Industrial Co. Ltd.	7,973	102,724
*	Sonid, Inc.	1,547	6,199
	Soosan Heavy Industries Co. Ltd.	11,049	21,198
	Soulbrain Co. Ltd.	1,008	165,891
	Soulbrain Holdings Co. Ltd.	2,987	59,669
	SPC Samlip Co. Ltd.	717	38,966
	SPG Co. Ltd.	1,751	35,316
	Spigen Korea Co. Ltd.	885	20,902
	Ssangyong C&E Co. Ltd.	29,144	127,611
	ST Pharm Co. Ltd.	325	19,257
	STIC Investments, Inc.	11,734	55,769
*	Straffic Co. Ltd.	3,426	10,692
*	Studio Dragon Corp.	939	46,602
*	STX Heavy Industries Co. Ltd.	3,673	14,822
	Sugentech, Inc.	1,356	8,309
	Suheung Co. Ltd.	1,837	39,175
#	Sun Kwang Co. Ltd.	384	11,846
	Sung Kwang Bend Co. Ltd.	4,660	42,781
*	Sungchang Enterprise Holdings Ltd.	23,155	33,822
	Sungshin Cement Co. Ltd.	6,391	45,831
#	Sungwoo Hitech Co. Ltd.	18,816	120,000
	Sunjin Co. Ltd.	4,911	30,352
*	Suprema, Inc.	1,173	19,103
	SV Investment Corp.	4,032	6,621
*	Synopex, Inc.	32,541	66,553

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Systems Technology, Inc.	5,112	$44,698
	T&L Co. Ltd.	556	19,047
	Tae Kyung Industrial Co. Ltd.	6,193	36,670
	Taekwang Industrial Co. Ltd.	130	67,859
	Taekyung BK Co. Ltd.	2,157	11,656
*††	Taewoong Co. Ltd.	5,246	52,068
	Taeyoung Engineering & Construction Co. Ltd.	10,872	31,098
*	Taihan Electric Wire Co. Ltd.	17,126	19,091
*	Taihan Textile Co. Ltd.	1,039	40,926
	Tailim Packaging Co. Ltd.	6,595	12,947
	TCC Steel	4,426	130,491
	TechWing, Inc.	8,372	43,051
*	Telcon RF Pharmaceutical, Inc.	6,530	5,188
	Telechips, Inc.	1,469	18,524
	TES Co. Ltd.	2,411	38,896
*	Theragen Etex Co. Ltd.	10,277	40,148
*	Thinkware Systems Corp.	2,160	21,644
*	TK Chemical Corp.	5,610	10,887
	TK Corp.	5,311	70,759
	TKG Huchems Co. Ltd.	4,358	74,355
	Tokai Carbon Korea Co. Ltd.	1,792	134,111
*	Tongyang Life Insurance Co. Ltd.	18,908	55,907
	Tongyang, Inc.	65,030	51,539
*	Top Engineering Co. Ltd.	3,089	11,719
	Toptec Co. Ltd.	7,951	52,445
	Tovis Co. Ltd.	5,714	45,328
	TS Corp.	24,800	64,079
	TSE Co. Ltd.	722	20,678
*	Tuksu Construction Co. Ltd.	2,985	17,335
	TY Holdings Co. Ltd.	11,155	90,303
	TYM Corp.	31,457	58,524
	UBCare Co. Ltd.	3,040	12,782
	Ubiquoss Holdings, Inc.	1,495	14,793
	Ubiquoss, Inc.	1,332	12,799
	Uju Electronics Co. Ltd.	1,734	16,075
	Uni-Chem Co. Ltd.	14,391	16,776
	Unick Corp.	2,721	11,435
*	Unid Btplus Co. Ltd.	2,539	18,060
	Unid Co. Ltd.	1,619	78,782
	Union Semiconductor Equipment & Materials Co. Ltd.	6,126	35,263
	Uniquest Corp.	3,608	26,399
*	Unison Co. Ltd.	8,341	9,916
*	UniTest, Inc.	1,461	13,341
	Value Added Technology Co. Ltd.	2,552	73,703
	Viatron Technologies, Inc.	3,044	22,797
*	VICTEK Co. Ltd.	3,660	14,037
*	Vidente Co. Ltd.	10,155	25,190
	Vieworks Co. Ltd.	1,617	41,447
*	Vina Tech Co. Ltd.	640	33,385
	Visang Education, Inc.	2,929	12,347
	Vitzro Tech Co. Ltd.	1,388	7,711
	Vitzrocell Co. Ltd.	1,842	24,492
*	Vivozon Pharmaceutical Co.Ltd.	38,499	25,334
*	VT GMP Co. Ltd.	6,333	27,686
*	Webcash Corp.	1,201	12,611
	Webzen, Inc.	3,574	40,802
*	Welcron Co. Ltd.	4,930	10,131
*	Wellbiotec Co. Ltd.	1,524	1,580
	Whanin Pharmaceutical Co. Ltd.	3,091	37,388

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Wiable Corp.	7,492	$12,103
	Winix, Inc.	1,651	12,339
*	Winpac, Inc.	11,956	13,074
	Wins Co. Ltd.	1,377	12,897
	WiSoL Co. Ltd.	11,563	56,144
*	WIZIT Co. Ltd.	16,810	9,425
*	WONIK CUBE Corp.	5,786	8,088
*	Wonik Holdings Co. Ltd.	19,365	51,658
	WONIK IPS Co. Ltd.	4,708	107,822
	Wonik Materials Co. Ltd.	2,336	46,388
	Wonik QnC Corp.	5,520	101,041
	Woojin, Inc.	3,421	22,140
*	Woongjin Co. Ltd.	15,237	17,022
	Woongjin Thinkbig Co. Ltd.	14,121	32,776
*	Wooree Bio Co. Ltd.	11,586	23,688
	Woori Financial Group, Inc.	120,519	1,059,994
	Woori Investment Bank Co. Ltd.	103,902	58,788
*	Woori Technology Investment Co. Ltd.	11,066	33,952
*	Woori Technology, Inc.	10,028	11,553
	Woorison F&G Co. Ltd.	11,019	15,022
	Woory Industrial Co. Ltd.	1,139	14,567
*	Woosu AMS Co. Ltd.	6,858	15,874
	Worldex Industry & Trading Co. Ltd.	3,860	63,929
#*	Wysiwyg Studios Co. Ltd.	1,715	22,681
	Y G-1 Co. Ltd.	3,966	19,415
*	Y2 Solution Co. Ltd.	11,930	11,544
*	YAS Co. Ltd.	821	7,278
	Y-entec Co. Ltd.	1,858	10,989
	YG Entertainment, Inc.	1,090	49,938
*	YIK Corp.	4,798	13,712
	YMC Co. Ltd.	1,408	6,508
*	Yonwoo Co. Ltd.	1,289	15,579
	Youlchon Chemical Co. Ltd.	974	28,196
	Young Poong Corp.	186	79,467
	Young Poong Precision Corp.	5,214	48,960
	Youngone Corp.	8,569	283,603
	Youngone Holdings Co. Ltd.	1,902	92,130
*	YoungWoo DSP Co. Ltd.	6,728	6,512
	Yuanta Securities Korea Co. Ltd.	48,366	95,174
	Yuhan Corp.	3,509	151,285
	Yuyu Pharma, Inc.	3,478	15,674
	Zeus Co. Ltd.	1,979	41,946
	Zinus, Inc.	3,502	75,036

TOTAL SOUTH KOREA			138,561,188

SPAIN — (1.5%)
	Acciona SA	9,224	1,709,104
	Acerinox SA	64,969	701,941
#	ACS Actividades de Construccion y Servicios SA	54,042	1,858,093
Ω	Aedas Homes SA	1,753	26,874
*Ω	Aena SME SA	7,274	1,225,064
	Alantra Partners SA	733	9,131
	Almirall SA	12,790	130,932
*	Amadeus IT Group SA	39,870	2,802,263
#*	Amper SA	289,548	49,105
	Applus Services SA	37,477	314,435
	Atresmedia Corp. de Medios de Comunicacion SA	37,315	149,221
	Azkoyen SA	6,948	49,733
	Banco Bilbao Vizcaya Argentaria SA	764,346	5,595,762

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	26,576	$195,068
	Banco de Sabadell SA	2,392,489	2,493,443
#,*	Banco Santander SA	1,260,985	4,437,840
#	Bankinter SA	184,374	1,090,243
	CaixaBank SA	284,230	1,052,108
Ω	Cellnex Telecom SA	12,503	526,426
	Cia de Distribucion Integral Logista Holdings SA	24,479	664,773
	CIE Automotive SA	19,308	582,224
	Construcciones y Auxiliar de Ferrocarriles SA	6,226	193,212
*	Distribuidora Internacional de Alimentacion SA	1,842,663	32,107
	Ebro Foods SA	24,428	453,452
*	eDreams ODIGEO SA	14,866	84,255
	Elecnor SA	10,479	137,313
	Enagas SA	70,803	1,417,525
#	Ence Energia y Celulosa SA	51,136	200,304
	Endesa SA	42,254	947,872
	Ercros SA	55,534	259,220
	Faes Farma SA	132,219	466,081
	Ferrovial SA	53,018	1,662,295
	Fluidra SA	13,851	237,268
	Fomento de Construcciones y Contratas SA	16,659	168,635
Ω	Gestamp Automocion SA	59,694	258,432
Ω	Global Dominion Access SA	52,811	220,852
*	Grenergy Renovables SA	272	7,962
*	Grifols SA	35,899	369,530
	Grupo Catalana Occidente SA	12,112	390,901
#	Grupo Empresarial San Jose SA	5,388	23,464
	Iberdrola SA	243,609	3,156,710
	Indra Sistemas SA	57,644	763,248
#	Industria de Diseno Textil SA	74,806	2,571,588
	Laboratorio Reig Jofre SA	2,505	7,094
	Laboratorios Farmaceuticos Rovi SA	5,482	242,515
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	184,374	170,153
	Mapfre SA	282,497	565,877
*	Melia Hotels International SA	30,113	194,432
	Miquel y Costas & Miquel SA	17,620	236,492
	Naturgy Energy Group SA	14,831	461,782
Ω	Neinor Homes SA	7,810	79,149
*	Obrascon Huarte Lain SA	63,045	35,858
	Pharma Mar SA	3,791	157,383
*	Promotora de Informaciones SA, Class A	69,984	29,370
#Ω	Prosegur Cash SA	58,546	40,535
	Prosegur Cia de Seguridad SA	85,405	163,846
*	Realia Business SA	44,100	48,585
	Red Electrica Corp. SA	60,364	1,097,498
	Repsol SA	395,910	5,815,799
	Sacyr SA	162,696	538,321
*	Solaria Energia y Medio Ambiente SA	23,200	366,020
Ω	Talgo SA	16,917	58,854
*	Tecnicas Reunidas SA	5,120	47,507
	Telefonica SA	1,306,498	5,934,362
*	Tubacex SA	32,678	88,855
#Ω	Unicaja Banco SA	704,564	715,049
	Vidrala SA	7,368	773,476
	Viscofan SA	17,054	1,168,996
	Vocento SA	5,805	4,595

TOTAL SPAIN			58,728,412

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (1.9%)
	AAK AB	11,933	$240,487
Ω	AcadeMedia AB	40,463	205,343
	AddLife AB, Class B	21,172	250,880
	AddNode Group AB	20,152	256,288
	AddTech AB, Class B	44,403	889,933
	AFRY AB	27,922	524,902
#	Alfa Laval AB	8,084	296,580
Ω	Alimak Group AB	22,288	164,445
*	Alleima AB	16,929	86,906
	Alligo AB, Class B	11,880	132,517
Ω	Ambea AB	22,180	84,375
*	Annehem Fastigheter AB, Class B	21,357	40,229
#*	Arise AB	9,630	52,213
	Arjo AB, Class B	66,722	295,991
	Assa Abloy AB, Class B	23,784	566,678
	Atlas Copco AB, Class A	172,912	2,501,020
	Atlas Copco AB, Class B	100,484	1,288,888
#	Atrium Ljungberg AB, Class B	10,829	201,393
*Ω	Attendo AB	43,919	155,629
#	Avanza Bank Holding AB	25,525	543,103
	Axfood AB	17,325	429,957
	Beijer Alma AB	17,589	399,936
#	Beijer Ref AB	35,202	575,821
	Bergman & Beving AB	10,482	146,883
#*	Besqab AB	1,464	3,895
	Besqab AB	2,928	7,709
	Betsson AB, Class B	52,606	568,311
*	Better Collective AS	6,605	139,826
#*	BHG Group AB	2,661	3,030
	Bilia AB, Class A	42,435	478,908
	Billerud AB	55,833	536,233
	BioGaia AB, Class B	24,595	244,242
	Biotage AB	11,611	144,436
	Bjorn Borg AB	5,162	19,837
#	Boliden AB	49,785	1,779,160
	Bonava AB, Class B	35,832	64,628
*Ω	Boozt AB	4,216	48,869
Ω	Bravida Holding AB	46,961	571,738
	Bufab AB	14,774	490,046
	Bulten AB	5,345	49,596
	Bure Equity AB	25,410	649,697
	Byggmax Group AB	33,815	103,606
#	Castellum AB	14,438	175,510
	Catella AB	7,387	25,110
	Catena AB	5,475	210,022
*	Catena Media PLC	18,692	52,647
*	Cavotec SA	12,443	17,456
	Cellavision AB	4,911	83,762
	Cibus Nordic Real Estate AB	6,055	64,765
#	Clas Ohlson AB, Class B	14,789	111,655
	Cloetta AB, Class B	103,165	218,384
*	Collector Bank AB	16,670	53,081
	Concentric AB	12,248	257,590
Ω	Coor Service Management Holding AB	23,555	153,246
	Corem Property Group AB, Class B	129,733	102,953
	Corem Property Group AB, Class D	677	10,188
	Dedicare AB, Class B	1,452	20,524
	Dios Fastigheter AB	22,212	158,515
#Ω	Dometic Group AB	78,050	559,433

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Duni AB	13,942	$152,476
*Ω	Dustin Group AB	32,778	112,790
	Eastnine AB	6,403	61,198
*	Egetis Therapeutics AB	24,763	21,517
	Elanders AB, Class B	2,784	35,381
	Electrolux AB, Class B	71,713	1,081,797
	Electrolux Professional AB, Class B	54,838	319,656
#	Elekta AB, Class B	69,144	581,376
*Ω	Eltel AB	29,981	25,964
*	Enea AB	5,780	38,153
	Eolus Vind AB, Class B	3,040	24,102
	Ependion AB	9,101	100,889
	Epiroc AB, Class A	47,067	942,897
	Epiroc AB, Class B	29,098	501,013
	Essity AB, Class A	1,798	54,569
	Essity AB, Class B	37,630	1,140,387
Ω	Evolution AB	7,250	968,661
	eWork Group AB	2,020	28,254
#	Fabege AB	20,891	167,540
	Fagerhult AB	21,164	135,273
#*	Fastighets AB Balder, Class B	29,862	139,032
	Fastighets AB Trianon	1,952	3,539
	FastPartner AB, Class A	7,965	48,747
#	Fenix Outdoor International AG	1,057	84,867
*	FormPipe Software AB	3,073	7,789
	Fortnox AB	26,876	185,255
	G5 Entertainment AB	1,255	27,664
	GARO AB	5,784	45,948
	Getinge AB, Class B	15,115	383,632
	Granges AB	37,038	368,385
#	H & M Hennes & Mauritz AB, Class B	73,463	1,077,025
	Hanza AB	3,128	24,095
	Heba Fastighets AB, Class B	8,334	25,221
	Hexagon AB, Class B	59,437	680,536
#	Hexatronic Group AB	27,295	230,880
#	Hexpol AB	57,282	675,115
#	HMS Networks AB	7,967	370,629
*Ω	Hoist Finance AB	27,317	68,658
	Holmen AB, Class B	13,019	492,506
	Hufvudstaden AB, Class A	16,447	234,533
	Husqvarna AB, Class A	4,692	40,309
	Husqvarna AB, Class B	80,264	692,777
	Indutrade AB	39,449	947,245
#	Instalco AB	33,188	174,450
#*	International Petroleum Corp.	37,760	367,674
#	Intrum AB	17,623	159,536
	Inwido AB	29,409	309,040
*	ITAB Shop Concept AB	6,100	6,962
	JM AB	21,144	339,440
#*	John Mattson Fastighetsforetagen AB	1,316	9,109
*	Karnov Group AB	11,368	61,680
#*	K-fast Holding AB	3,272	6,601
	Kindred Group PLC, SDR	70,894	872,502
	KNOW IT AB	6,875	159,321
	Lagercrantz Group AB, Class B	58,890	757,879
	Lifco AB, Class B	20,723	472,578
	Lime Technologies AB	2,352	58,304
	Lindab International AB	26,860	430,173
	Loomis AB	41,673	1,333,902

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#	Medicover AB, Class B	15,673	$258,416
*	Medivir AB, Class B	9,920	7,333
	MEKO AB	18,686	229,137
*	Micro Systemation AB, Class B	5,052	24,213
*	Millicom International Cellular SA, SDR	63,261	1,134,667
#	MIPS AB	8,086	437,237
	Modern Times Group MTG AB, Class B	39,114	314,445
*	Momentum Group AB	11,880	97,294
#Ω	Munters Group AB	30,037	294,829
	Mycronic AB	16,233	344,998
#	NCAB Group AB	36,999	282,782
	NCC AB, Class B	32,483	323,014
	Nederman Holding AB	1,436	27,419
*	Net Insight AB, Class B	127,831	65,311
	New Wave Group AB, Class B	25,425	513,487
	Nibe Industrier AB, Class B	32,148	359,957
	Nilorngruppen AB, Class B	1,320	9,162
*	Nobia AB	57,952	84,509
	Nolato AB, Class B	69,620	386,256
	Nordic Paper Holding AB	12,010	46,925
	Nordic Waterproofing Holding AB	11,053	150,703
	Nordnet AB publ	12,478	196,172
*	Note AB	7,145	160,043
#	NP3 Fastigheter AB	8,033	154,626
	Nyfosa AB	30,997	212,419
	OEM International AB, Class B	16,124	156,480
	Orron Energy AB	12,136	14,161
*	Ovzon AB	2,049	7,367
*	OX2 AB	4,721	36,496
	Pandox AB	28,379	338,148
	Peab AB, Class B	106,789	564,921
	Platzer Fastigheter Holding AB, Class B	7,438	62,665
	Prevas AB, Class B	1,265	18,826
	Pricer AB, Class B	36,633	37,500
	Proact IT Group AB	15,437	165,769
	Ratos AB, Class B	103,114	356,421
*	RaySearch Laboratories AB	6,442	43,077
	Rejlers AB	685	10,593
Ω	Resurs Holding AB	53,508	101,828
	Rottneros AB	37,562	45,107
	Saab AB, Class B	10,698	600,685
	Sagax AB, Class B	9,262	227,185
#	Samhallsbyggnadsbolaget i Norden AB	89,654	105,460
#	Samhallsbyggnadsbolaget i Norden AB, Class D	8,288	12,556
#	Sandvik AB	84,646	1,724,223
*	Scandi Standard AB	26,009	134,425
*Ω	Scandic Hotels Group AB	48,606	173,905
*	Sdiptech AB, Class B	576	13,309
	Sectra AB, Class B	28,568	451,098
	Securitas AB, Class B	68,998	618,449
*	Sensys Gatso Group AB	331,827	29,039
#*Ω	Sinch AB	31,687	84,106
#	Skandinaviska Enskilda Banken AB, Class A	96,927	1,102,135
	Skandinaviska Enskilda Banken AB, Class C	1,726	22,024
	Skanska AB, Class B	67,748	1,108,117
	SKF AB, Class A	5,327	96,314
	SKF AB, Class B	64,642	1,170,774
#	SkiStar AB	11,548	148,681
	Softronic AB, Class B	9,555	18,070

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Solid Forsakring AB	5,351	$33,892
	SSAB AB, Class A	78,581	558,032
	SSAB AB, Class B	172,713	1,166,950
*	Stendorren Fastigheter AB	1,640	32,232
*	Stillfront Group AB	123,836	263,844
	Svenska Cellulosa AB SCA, Class A	3,687	50,365
	Svenska Cellulosa AB SCA, Class B	53,620	735,651
	Svenska Handelsbanken AB, Class A	92,886	821,092
#	Svenska Handelsbanken AB, Class B	1,473	16,185
	Sweco AB, Class B	22,845	306,257
#	Swedbank AB, Class A	52,408	910,664
*	Swedish Orphan Biovitrum AB	19,173	466,584
	Systemair AB	20,743	180,286
	Tele2 AB, Class B	143,726	1,527,260
#	Telefonaktiebolaget LM Ericsson, Class A	8,659	53,102
	Telefonaktiebolaget LM Ericsson, Class B	299,242	1,647,534
	Telia Co. AB	338,443	942,283
	Tethys Oil AB	7,499	38,366
	TF Bank AB	1,297	17,249
#Ω	Thule Group AB	19,223	555,998
	Trelleborg AB, Class B	28,963	727,785
	Troax Group AB	14,558	329,951
	VBG Group AB, Class B	736	12,219
*	Viaplay Group AB	12,302	314,354
	Vitec Software Group AB, Class B	3,482	183,410
	Vitrolife AB	5,945	133,850
	Volati AB	4,814	48,154
	Volvo AB, Class A	37,610	796,435
	Volvo AB, Class B	272,897	5,610,954
#*	Volvo Car AB, Class B	2,729	11,265
#	Wallenstam AB, Class B	27,204	107,948
#	Wihlborgs Fastigheter AB	43,452	351,220
*	XSpray Pharma AB	901	5,089

TOTAL SWEDEN			72,248,164

SWITZERLAND — (5.4%)
	ABB Ltd.	163,476	5,897,170
#*	Accelleron Industries AG	21,146	521,558
	Adecco Group AG	48,100	1,654,474
#	Alcon, Inc.	60,300	4,370,573
	Allreal Holding AG	5,690	1,009,742
	ALSO Holding AG	2,341	501,839
*	Aluflexpack AG	656	13,452
*	ams-OSRAM AG	100,738	695,704
	APG SGA SA	491	108,303
	Arbonia AG	23,817	291,646
*	Aryzta AG	428,873	762,007
	Ascom Holding AG	11,031	106,724
*	Autoneum Holding AG	1,342	203,963
	Baloise Holding AG	13,814	2,312,369
	Banque Cantonale de Geneve	767	176,718
#	Banque Cantonale Vaudoise	10,666	1,122,324
	Barry Callebaut AG	969	2,068,902
*	Basilea Pharmaceutica AG	462	22,389
	Belimo Holding AG	2,232	1,077,227
	Bell Food Group AG	922	292,785
	Bellevue Group AG	3,363	118,267
	Berner Kantonalbank AG	1,899	508,066
	BKW AG	4,777	818,045

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Bossard Holding AG, Class A	3,491	$856,144
	Bucher Industries AG	2,792	1,257,365
	Burckhardt Compression Holding AG	1,030	636,011
	Burkhalter Holding AG	1,875	201,487
	Bystronic AG	651	469,901
	Calida Holding AG	2,268	105,179
	Carlo Gavazzi Holding AG	249	90,920
	Cembra Money Bank AG	10,011	803,944
	Chocoladefabriken Lindt & Spruengli AG	10	1,232,618
#*	Cicor Technologies Ltd.	1,175	58,398
	Cie Financiere Richemont SA, Class A	33,209	5,489,474
	Cie Financiere Tradition SA	946	127,184
	Clariant AG	80,561	1,343,774
	Coltene Holding AG	1,932	157,449
#	Comet Holding AG	1,817	439,200
#	COSMO Pharmaceuticals NV	646	38,969
*	Credit Suisse Group AG	97,354	87,604
	Credit Suisse Group AG, Sponsored ADR	96,272	86,154
	Daetwyler Holding AG	2,318	586,542
	DKSH Holding AG	15,090	1,201,931
	dormakaba Holding AG	982	439,912
*	DSM-Firmenich AG	15,671	2,050,734
*	Dufry AG	27,506	1,271,581
	EFG International AG	44,266	425,987
	Emmi AG	776	807,586
	EMS-Chemie Holding AG	639	524,812
	Energiedienst Holding AG	1,198	59,645
	Feintool International Holding AG	3,543	87,431
	Flughafen Zurich AG	7,710	1,483,933
	Forbo Holding AG	407	599,133
	Fundamenta Real Estate AG	2,855	52,689
Ω	Galenica AG	19,111	1,712,704
#*	GAM Holding AG	81,462	84,386
	Geberit AG	5,062	2,883,122
	Georg Fischer AG	35,020	2,553,654
	Givaudan SA	1,416	4,953,122
#*	Gurit Holding AG, Class BR	2,190	220,327
	Helvetia Holding AG	15,359	2,297,588
	Hiag Immobilien Holding AG	1,172	108,994
*	HOCHDORF Holding AG	378	8,139
	Holcim AG	68,164	4,501,978
	Huber & Suhner AG	6,475	533,340
	Hypothekarbank Lenzburg AG	3	14,544
	Implenia AG	5,861	264,490
*	Ina Invest Holding AG	1,673	34,113
	Inficon Holding AG	699	761,021
	Interroll Holding AG	231	843,122
	Intershop Holding AG	287	201,528
	Investis Holding SA	981	109,327
	Julius Baer Group Ltd.	58,912	4,221,409
*	Jungfraubahn Holding AG	807	137,561
	Kardex Holding AG	3,616	826,367
	Komax Holding AG	1,351	358,101
*	Kudelski SA	13,192	26,687
#	Kuehne & Nagel International AG	9,554	2,830,429
	Landis & Gyr Group AG	7,382	611,584
	LEM Holding SA	168	370,434
	Liechtensteinische Landesbank AG	5,570	393,472
#	Logitech International SA	58,076	3,452,874

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Lonza Group AG	3,964	$2,472,109
	Luzerner Kantonalbank AG	6,710	601,260
Ω	Medacta Group SA	1,901	255,506
Ω	Medmix AG	7,639	181,262
	Meier Tobler Group AG	2,640	157,468
	Metall Zug AG, Class B	79	163,471
	Mikron Holding AG	2,756	36,095
	Mobilezone Holding AG	16,695	255,491
	Mobimo Holding AG	2,735	733,495
#*	Molecular Partners AG	1,869	12,420
	Nestle SA	181,108	23,234,266
	Novartis AG, Sponsored ADR	59,410	6,093,684
	Novartis AG	88,289	9,031,424
	Novavest Real Estate AG	770	34,182
	OC Oerlikon Corp. AG	82,861	463,967
#*	Orascom Development Holding AG	4,127	31,838
	Orior AG	2,610	243,646
	Partners Group Holding AG	2,917	2,831,628
	Phoenix Mecano AG	286	141,147
	Plazza AG, Class A	322	113,761
	PSP Swiss Property AG	9,179	1,080,930
#	Rieter Holding AG	1,440	156,819
	Roche Holding AG	1,815	614,199
	Roche Holding AG	58,789	18,409,196
	Romande Energie Holding SA	61	88,101
	Schaffner Holding AG	112	33,383
	Schindler Holding AG	4,180	892,943
	Schweiter Technologies AG	520	414,964
*Ω	Sensirion Holding AG	3,260	353,697
	SFS Group AG	5,982	781,671
	SGS SA	18,925	1,712,624
	Siegfried Holding AG	1,662	1,280,918
	SIG Group AG	95,238	2,549,106
	Sika AG	16,640	4,596,349
#	Softwareone Holding AG	19,342	291,765
	Sonova Holding AG	7,451	2,362,907
	St Galler Kantonalbank AG	1,226	690,543
	Straumann Holding AG	8,896	1,338,408
	Sulzer AG	7,639	640,129
#	Swatch Group AG	5,775	1,981,185
	Swatch Group AG	9,075	572,522
#	Swiss Life Holding AG	5,582	3,684,436
	Swiss Prime Site AG	26,900	2,434,978
	Swiss Re AG	35,528	3,577,809
#*	Swiss Steel Holding AG	247,372	39,101
	Swisscom AG	7,450	5,114,800
	Swissquote Group Holding SA	3,796	812,619
	Temenos AG	20,077	1,691,158
	Thurgauer Kantonalbank	389	52,034
#	Tornos Holding AG	3,541	23,971
	TX Group AG	1,055	122,883
	u-blox Holding AG	3,181	383,454
	UBS Group AG	204,461	4,161,306
	Valiant Holding AG	5,592	649,960
	Varia U.S. Properties AG	573	27,991
Ω	VAT Group AG	5,009	1,767,122
	Vaudoise Assurances Holding SA	417	220,573
	Vetropack Holding AG	4,850	252,097
	Vontobel Holding AG	11,746	786,755

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	VP Bank AG, Class A	1,705	$189,683
	VZ Holding AG	5,041	470,206
*	V-ZUG Holding AG	790	72,258
	Walliser Kantonalbank	123	15,427
#	Warteck Invest AG	29	65,884
	Ypsomed Holding AG	1,038	241,305
	Zehnder Group AG	4,844	395,661
	Zueblin Immobilien Holding AG	454	13,717
	Zug Estates Holding AG, Class B	43	84,964
	Zuger Kantonalbank AG	25	218,914
#*	Zur Rose Group AG	859	37,585
	Zurich Insurance Group AG	10,865	5,269,006

TOTAL SWITZERLAND			203,850,491

TAIWAN — (5.2%)
	ABC Taiwan Electronics Corp.	35,544	33,266
	Abico Avy Co. Ltd.	46,062	31,227
	Ability Enterprise Co. Ltd.	123,988	82,188
*	Ability Opto-Electronics Technology Co. Ltd.	29,083	87,061
	Abnova Corp.	15,000	17,527
	AcBel Polytech, Inc.	76,000	105,039
	Accton Technology Corp.	109,000	1,064,810
	Acer, Inc.	797,000	786,172
	ACES Electronic Co. Ltd.	39,719	39,071
*	Acon Holding, Inc.	48,041	18,216
	Acter Group Corp. Ltd.	54,470	240,611
	Action Electronics Co. Ltd.	63,000	30,720
	ADATA Technology Co. Ltd.	89,000	218,421
	Addcn Technology Co. Ltd.	4,732	31,305
	Advanced Ceramic X Corp.	14,000	94,842
#	Advanced Energy Solution Holding Co. Ltd.	2,000	44,931
	Advanced International Multitech Co. Ltd.	60,000	176,973
	Advanced Optoelectronic Technology, Inc.	31,000	19,152
	Advanced Power Electronics Corp.	7,000	23,801
	Advanced Wireless Semiconductor Co.	23,000	62,255
	Advancetek Enterprise Co. Ltd.	96,571	101,679
	Advantech Co. Ltd.	27,055	327,579
	AEON Motor Co. Ltd.	12,000	14,840
	Aerospace Industrial Development Corp.	150,000	283,652
	AGV Products Corp.	191,875	68,815
*	Airmate Cayman International Co. Ltd.	21,000	12,597
	Airtac International Group	9,122	331,078
	Alchip Technologies Ltd.	8,000	310,679
*	ALI Corp.	74,901	48,126
#	Allied Circuit Co. Ltd.	13,000	66,315
	Allis Electric Co. Ltd.	39,768	63,084
	Alltek Technology Corp.	24,040	32,629
	Alltop Technology Co. Ltd.	12,000	52,585
	Alpha Networks, Inc.	78,072	90,248
	Altek Corp.	121,000	131,945
	Amazing Microelectronic Corp.	21,965	76,179
*	Ambassador Hotel	109,000	135,496
	AMPACS Corp.	11,000	21,298
	Ampire Co. Ltd.	28,000	35,018
	AmTRAN Technology Co. Ltd.	323,395	120,841
	Anpec Electronics Corp.	19,799	109,881
	Apac Opto Electronics, Inc.	10,000	11,698
	Apacer Technology, Inc.	35,750	60,008
	APAQ Technology Co. Ltd.	17,267	29,137

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	APCB, Inc.	64,000	$36,183
	Apex Biotechnology Corp.	32,000	28,777
	Apex International Co. Ltd.	53,550	96,424
	Apex Science & Engineering	70,000	25,637
	Arcadyan Technology Corp.	43,540	142,956
	Ardentec Corp.	268,990	474,547
	Argosy Research, Inc.	23,714	79,375
#	ASE Technology Holding Co. Ltd., ADR	8,500	58,310
	ASE Technology Holding Co. Ltd.	688,931	2,264,894
	Asia Cement Corp.	441,000	631,632
	Asia Electronic Material Co. Ltd.	26,000	13,821
	Asia Optical Co., Inc.	63,000	131,866
*	Asia Pacific Telecom Co. Ltd.	685,581	149,788
*	Asia Plastic Recycling Holding Ltd.	96,159	22,415
	Asia Polymer Corp.	171,319	153,924
	Asia Tech Image, Inc.	12,000	26,592
	Asia Vital Components Co. Ltd.	113,814	585,610
	ASMedia Technology, Inc.	2,260	84,046
	ASolid Technology Co. Ltd.	10,000	32,226
#	ASPEED Technology, Inc.	5,500	470,969
	ASROCK, Inc.	11,000	48,760
	Asustek Computer, Inc.	97,000	894,045
	Aten International Co. Ltd.	33,000	92,165
	Audix Corp.	34,000	63,052
#	AUO Corp.	2,100,000	1,166,334
	AURAS Technology Co. Ltd.	28,000	227,264
	Aurora Corp.	14,100	36,824
	Avalue Technology, Inc.	20,000	72,402
	Aver Information, Inc.	12,000	16,921
	Axiomtek Co. Ltd.	10,000	24,526
	Bafang Yunji International Co. Ltd.	14,000	82,127
	Bank of Kaohsiung Co. Ltd.	244,866	98,148
	Baolong International Co. Ltd.	21,000	11,156
	Basso Industry Corp.	40,000	54,748
	BenQ Materials Corp.	46,000	57,050
	BES Engineering Corp.	618,000	210,383
	Bin Chuan Enterprise Co. Ltd.	22,000	17,162
	Bionet Corp.	8,000	16,407
	Biostar Microtech International Corp.	38,000	19,130
	Bioteque Corp.	15,000	55,750
	Brave C&H Supply Co. Ltd.	7,000	24,793
	Bright Led Electronics Corp.	41,000	24,806
	Brighton-Best International Taiwan, Inc.	98,423	113,730
	C Sun Manufacturing Ltd.	51,939	80,743
*	Calin Technology Co. Ltd.	12,000	18,244
*	Cameo Communications, Inc.	90,763	40,447
	Capital Futures Corp.	46,628	65,893
	Capital Securities Corp.	787,680	351,913
*	Career Technology MFG. Co. Ltd.	132,250	100,158
#	Carnival Industrial Corp.	90,999	42,719
	Caswell, Inc.	10,000	32,328
	Catcher Technology Co. Ltd.	161,000	949,758
	Cathay Financial Holding Co. Ltd.	903,286	1,251,394
	Cathay Real Estate Development Co. Ltd.	296,000	162,989
	Cayman Engley Industrial Co. Ltd.	10,654	24,854
	Celxpert Energy Corp.	32,000	35,189
	Center Laboratories, Inc.	136,544	226,184
	Central Reinsurance Co. Ltd.	76,880	45,548
	Chailease Holding Co. Ltd.	188,161	1,370,401

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chain Chon Industrial Co. Ltd.	51,548	$27,031
*	ChainQui Construction Development Co. Ltd.	29,594	14,603
	Champion Building Materials Co. Ltd.	106,200	32,197
	Champion Microelectronic Corp.	3,000	5,743
	Chang Hwa Commercial Bank Ltd.	944,458	547,703
	Chang Wah Electromaterials, Inc.	116,000	126,007
	Chang Wah Technology Co. Ltd.	75,000	103,533
	Channel Well Technology Co. Ltd.	48,000	85,087
	Charoen Pokphand Enterprise	65,000	190,560
	CHC Healthcare Group.	34,000	75,884
	CHC Resources Corp.	33,000	53,710
	Chen Full International Co. Ltd.	38,000	56,055
	Chenbro Micom Co. Ltd.	23,000	62,461
*	Cheng Fwa Industrial Co. Ltd.	36,000	14,643
	Cheng Loong Corp.	271,000	276,346
	Cheng Mei Materials Technology Corp.	167,408	65,287
	Cheng Shin Rubber Industry Co. Ltd.	490,000	603,869
	Cheng Uei Precision Industry Co. Ltd.	175,000	239,180
*	Chenming Electronic Technology Corp.	32,000	23,473
	Chi Hua Fitness Co. Ltd.	6,000	15,240
	Chia Chang Co. Ltd.	40,000	48,806
	Chia Hsin Cement Corp.	215,000	140,535
	Chian Hsing Forging Industrial Co. Ltd.	17,600	19,909
	Chicony Electronics Co. Ltd.	257,773	814,454
	Chicony Power Technology Co. Ltd.	54,481	151,859
	Chief Telecom, Inc.	6,000	73,289
	Chieftek Precision Co. Ltd.	17,050	42,365
	Chien Kuo Construction Co. Ltd.	87,200	36,915
	Chien Shing Harbour Service Co. Ltd.	6,000	9,691
	China Airlines Ltd.	1,491,000	924,953
	China Bills Finance Corp.	341,000	167,641
	China Chemical & Pharmaceutical Co. Ltd.	95,000	84,713
	China Development Financial Holding Corp.	2,681,354	1,146,559
	China Electric Manufacturing Corp.	91,530	52,889
	China Fineblanking Technology Co. Ltd.	17,018	18,717
	China General Plastics Corp.	83,626	68,289
	China Glaze Co. Ltd.	48,000	25,205
*	China Man-Made Fiber Corp.	633,861	172,926
	China Metal Products	121,000	135,663
	China Motor Corp.	105,200	270,961
	China Petrochemical Development Corp.	1,498,069	493,373
	China Steel Chemical Corp.	35,000	131,256
	China Steel Corp.	1,656,000	1,570,609
	China Steel Structure Co. Ltd.	25,000	47,020
	China Wire & Cable Co. Ltd.	31,000	26,802
	Chinese Maritime Transport Ltd.	33,000	43,838
	Ching Feng Home Fashions Co. Ltd.	58,000	37,025
	Chin-Poon Industrial Co. Ltd.	163,000	170,975
	Chipbond Technology Corp.	205,000	440,193
	ChipMOS Technologies, Inc.	281,133	339,617
	Chlitina Holding Ltd.	20,000	142,751
	Chong Hong Construction Co. Ltd.	64,100	166,743
	Chroma ATE, Inc.	43,000	266,931
	Chun Yuan Steel Industry Co. Ltd.	185,000	98,049
	Chung Hsin Electric & Machinery Manufacturing Corp.	111,000	368,007
	Chung Hung Steel Corp.	205,000	163,959
	Chung Hwa Food Industrial Co. Ltd.	1,000	3,452
	Chung Hwa Pulp Corp.	171,228	136,907
	Chunghwa Precision Test Tech Co. Ltd.	4,000	62,991

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chunghwa Telecom Co. Ltd., Sponsored ADR	3,400	$140,148
	Chunghwa Telecom Co. Ltd.	133,000	550,332
	Chyang Sheng Dyeing & Finishing Co. Ltd.	54,000	25,061
	Cleanaway Co. Ltd.	16,000	97,942
	Clevo Co.	193,000	191,601
	CMC Magnetics Corp.	450,929	118,399
	Collins Co. Ltd.	42,000	23,584
	Compal Electronics, Inc.	1,172,000	914,626
	Compeq Manufacturing Co. Ltd.	442,000	622,645
	Compucase Enterprise	24,000	39,586
	Concord Securities Co. Ltd.	227,424	81,564
	Continental Holdings Corp.	179,000	182,023
	Contrel Technology Co. Ltd.	49,000	30,992
	Coremax Corp.	18,699	56,997
	Coretronic Corp.	199,000	486,127
#	Co-Tech Development Corp.	90,552	162,143
	Cowealth Medical Holding Co. Ltd.	18,480	16,993
	Creative Sensor, Inc.	32,000	31,380
	Crowell Development Corp.	16,000	12,784
#*	CSBC Corp. Taiwan	123,094	104,248
	CTBC Financial Holding Co. Ltd.	2,310,563	1,703,205
	CTCI Corp.	206,000	285,217
	CviLux Corp.	28,360	34,303
	CX Technology Co. Ltd.	11,250	8,749
	CyberPower Systems, Inc.	17,000	68,236
#	CyberTAN Technology, Inc.	74,000	55,147
	Cypress Technology Co. Ltd.	20,062	39,192
	DA CIN Construction Co. Ltd.	111,000	111,520
	Dadi Early-Childhood Education Group Ltd.	8,352	29,983
	Dafeng TV Ltd.	12,000	19,612
	Da-Li Development Co. Ltd.	97,538	100,347
	Darfon Electronics Corp.	95,000	135,941
*	Darwin Precisions Corp.	169,000	56,560
	Daxin Materials Corp.	26,900	78,645
	De Licacy Industrial Co. Ltd.	80,011	39,879
	Delpha Construction Co. Ltd.	93,000	66,914
	Delta Electronics, Inc.	51,365	503,170
	Depo Auto Parts Ind Co. Ltd.	49,000	156,010
	Dimerco Data System Corp.	12,704	41,361
	Dimerco Express Corp.	43,440	122,663
	D-Link Corp.	169,096	97,452
	Dyaco International, Inc.	6,000	8,313
	Dynamic Holding Co. Ltd.	89,086	71,025
	Dynapack International Technology Corp.	48,000	119,117
	E & R Engineering Corp.	10,000	16,642
	E Ink Holdings, Inc.	19,000	118,372
	E.Sun Financial Holding Co. Ltd.	1,679,768	1,366,073
	Eastern Media International Corp.	88,065	54,792
	Eclat Textile Co. Ltd.	22,583	359,635
	ECOVE Environment Corp.	6,000	58,134
*	Edimax Technology Co. Ltd.	97,000	51,063
	Edison Opto Corp.	23,136	17,416
	Edom Technology Co. Ltd.	72,013	64,953
	eGalax_eMPIA Technology, Inc.	19,695	41,931
	Egis Technology, Inc.	37,000	102,769
	Elan Microelectronics Corp.	94,900	292,305
*	E-Lead Electronic Co. Ltd.	17,429	41,416
	E-LIFE MALL Corp.	23,000	62,499
	Elite Advanced Laser Corp.	28,768	34,632

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Elite Material Co. Ltd.	51,000	$272,793
	Elite Semiconductor Microelectronics Technology, Inc.	86,000	228,058
	Elitegroup Computer Systems Co. Ltd.	128,000	103,569
	eMemory Technology, Inc.	18,000	1,076,251
	Emerging Display Technologies Corp.	31,000	30,149
	Ennoconn Corp.	21,840	178,704
	Ennostar, Inc.	228,450	372,570
	EnTie Commercial Bank Co. Ltd.	251,000	123,030
	Episil Technologies, Inc.	24,000	61,156
	Episil-Precision, Inc.	14,000	28,860
	Eson Precision Ind Co. Ltd.	30,000	64,074
	Eternal Materials Co. Ltd.	237,527	250,457
	Eurocharm Holdings Co. Ltd.	6,000	34,770
	Eva Airways Corp.	947,922	831,234
*	Everest Textile Co. Ltd.	164,535	41,938
	Evergreen International Storage & Transport Corp.	215,000	190,043
	Evergreen Marine Corp. Taiwan Ltd.	305,872	1,615,471
	Evergreen Steel Corp.	9,000	17,306
	Everlight Chemical Industrial Corp.	171,405	122,430
	Everlight Electronics Co. Ltd.	180,000	234,519
	Everspring Industry Co. Ltd.	36,900	14,926
	Excelliance Mos Corp.	7,000	29,146
	Excelsior Medical Co. Ltd.	57,064	162,312
	Far Eastern Department Stores Ltd.	374,000	272,803
	Far Eastern International Bank	1,303,634	475,684
	Far Eastern New Century Corp.	603,100	626,911
	Far EasTone Telecommunications Co. Ltd.	185,000	475,333
#	Faraday Technology Corp.	48,000	258,216
	Farcent Enterprise Co. Ltd.	5,000	9,389
	Farglory F T Z Investment Holding Co. Ltd.	22,000	51,894
	Farglory Land Development Co. Ltd.	97,000	193,958
*	Federal Corp.	103,926	69,423
	Feedback Technology Corp.	7,700	26,879
	Feng Hsin Steel Co. Ltd.	165,000	365,473
	Feng TAY Enterprise Co. Ltd.	77,958	485,000
	First Financial Holding Co. Ltd.	1,451,461	1,282,051
	First Hi-Tec Enterprise Co. Ltd.	27,554	58,847
	First Hotel	48,000	23,446
	First Insurance Co. Ltd.	96,000	49,064
*	First Steamship Co. Ltd.	280,468	84,130
	FIT Holding Co. Ltd.	9,000	11,229
	Fitipower Integrated Technology, Inc.	40,000	207,009
	Fittech Co. Ltd.	24,000	68,000
	FLEXium Interconnect, Inc.	128,112	394,901
	Flytech Technology Co. Ltd.	31,297	72,160
	FocalTech Systems Co. Ltd.	39,000	101,043
	Forest Water Environment Engineering Co. Ltd.	18,190	17,692
	Formosa Advanced Technologies Co. Ltd.	50,000	70,669
	Formosa Chemicals & Fibre Corp.	330,000	740,583
	Formosa International Hotels Corp.	8,672	77,915
	Formosa Laboratories, Inc.	40,544	109,987
	Formosa Oilseed Processing Co. Ltd.	14,000	27,410
	Formosa Petrochemical Corp.	45,000	127,318
	Formosa Plastics Corp.	235,000	718,892
	Formosa Sumco Technology Corp.	14,000	68,337
	Formosa Taffeta Co. Ltd.	278,000	256,330
	Formosan Rubber Group, Inc.	107,110	76,426
	Formosan Union Chemical	127,945	111,010
	Founding Construction & Development Co. Ltd.	72,000	43,517

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Foxconn Technology Co. Ltd.	221,535	$389,536
	Foxsemicon Integrated Technology, Inc.	36,357	222,085
	Froch Enterprise Co. Ltd.	89,000	64,397
	FSP Technology, Inc.	45,000	73,166
	Fubon Financial Holding Co. Ltd.	755,256	1,454,547
#	Fulgent Sun International Holding Co. Ltd.	43,432	174,344
	Fullerton Technology Co. Ltd.	51,000	31,800
	Fulltech Fiber Glass Corp.	132,117	50,653
	Fusheng Precision Co. Ltd.	25,000	176,041
	Fwusow Industry Co. Ltd.	57,000	39,481
	G Shank Enterprise Co. Ltd.	49,000	84,520
	Gallant Precision Machining Co. Ltd.	11,000	10,194
	Gamania Digital Entertainment Co. Ltd.	54,000	129,874
*	GCS Holdings, Inc.	9,000	9,754
	GEM Services, Inc.	25,210	59,927
	Gemtek Technology Corp.	153,000	154,751
	General Interface Solution Holding Ltd.	88,000	228,316
	General Plastic Industrial Co. Ltd.	20,480	22,437
	Generalplus Technology, Inc.	19,000	34,572
	GeneReach Biotechnology Corp.	8,800	16,634
	Genesys Logic, Inc.	20,000	70,584
	Genius Electronic Optical Co. Ltd.	35,616	432,198
	GeoVision, Inc.	22,977	27,971
	Getac Holdings Corp.	163,000	312,646
	GFC Ltd.	15,000	36,175
	Giant Manufacturing Co. Ltd.	74,994	449,845
*	Giantplus Technology Co. Ltd.	117,000	52,133
	Gigabyte Technology Co. Ltd.	156,000	668,003
*	Gigasolar Materials Corp.	5,790	19,869
*	Gigastorage Corp.	44,000	27,398
	Global Brands Manufacture Ltd.	111,320	122,851
	Global Lighting Technologies, Inc.	23,000	41,505
	Global Mixed Mode Technology, Inc.	25,000	147,948
	Global PMX Co. Ltd.	9,000	41,167
#	Global Unichip Corp.	19,000	619,869
	Globalwafers Co. Ltd.	33,000	518,636
*	Globe Union Industrial Corp.	110,048	51,984
	Gloria Material Technology Corp.	165,680	318,218
*	Glotech Industrial Corp.	38,000	18,206
	Gold Circuit Electronics Ltd.	91,000	293,151
	Goldsun Building Materials Co. Ltd.	284,338	259,525
	Good Will Instrument Co. Ltd.	25,000	28,918
	Gourmet Master Co. Ltd.	40,237	204,134
	Grand Fortune Securities Co. Ltd.	82,159	31,397
	Grand Pacific Petrochemical	385,000	254,311
	Grand Process Technology Corp.	5,000	54,530
	GrandTech CG Systems, Inc.	26,775	61,158
	Grape King Bio Ltd.	32,000	190,779
	Great China Metal Industry	77,000	63,403
	Great Taipei Gas Co. Ltd.	75,000	77,468
	Great Tree Pharmacy Co. Ltd.	14,175	187,009
	Great Wall Enterprise Co. Ltd.	220,571	368,863
	Greatek Electronics, Inc.	148,000	260,128
*††	Green Energy Technology, Inc.	133,000	0
	GTM Holdings Corp.	52,000	48,446
	Gudeng Precision Industrial Co. Ltd.	8,000	91,191
	Hai Kwang Enterprise Corp.	21,000	14,006
	Hannstar Board Corp.	127,602	158,104
*	HannStar Display Corp.	754,000	300,623

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	HannsTouch Solution, Inc.	188,079	$61,665
	Hanpin Electron Co. Ltd.	14,000	13,895
	Harvatek Corp.	62,000	51,726
	Heran Co. Ltd.	3,000	10,655
	Hey Song Corp.	106,000	125,420
	Highlight Tech Corp.	23,871	42,152
	Highwealth Construction Corp.	193,991	265,687
	HIM International Music, Inc.	11,900	35,006
	Hiroca Holdings Ltd.	26,000	37,509
	Hitron Technology, Inc.	38,559	32,750
	Hiwin Mikrosystem Corp.	4,000	9,903
	Hiwin Technologies Corp.	69,949	537,292
	Hiyes International Co. Ltd.	8,000	17,653
	Ho Tung Chemical Corp.	399,125	121,086
#	Hocheng Corp.	105,780	96,158
	Holiday Entertainment Co. Ltd.	15,300	33,770
	Holtek Semiconductor, Inc.	48,000	107,633
	Holy Stone Enterprise Co. Ltd.	38,500	127,999
	Hon Hai Precision Industry Co. Ltd.	715,624	2,438,523
*	Hong Pu Real Estate Development Co. Ltd.	97,000	77,374
	Hong TAI Electric Industrial	66,000	44,680
	Hong YI Fiber Industry Co.	56,000	32,178
	Horizon Securities Co. Ltd.	119,780	37,730
	Hota Industrial Manufacturing Co. Ltd.	7,263	16,727
	Hotai Finance Co. Ltd.	39,000	168,397
	Hotai Motor Co. Ltd.	9,000	194,001
*	Hotron Precision Electronic Industrial Co. Ltd.	19,448	23,991
	Hsin Kuang Steel Co. Ltd.	46,000	73,326
	Hsin Yung Chien Co. Ltd.	12,390	40,352
	Hsing TA Cement Co.	70,000	40,563
*	HTC Corp.	145,000	269,119
	Hu Lane Associate, Inc.	17,725	79,386
	HUA ENG Wire & Cable Co. Ltd.	132,000	70,639
	Hua Nan Financial Holdings Co. Ltd.	1,135,055	810,536
	Hua Yu Lien Development Co. Ltd.	21,000	39,197
	Huaku Development Co. Ltd.	83,000	255,841
	Hung Ching Development & Construction Co. Ltd.	54,000	39,155
	Hung Sheng Construction Ltd.	147,664	109,624
	Hwa Fong Rubber Industrial Co. Ltd.	67,242	31,328
	Hycon Technology Corp.	6,000	10,651
	IBF Financial Holdings Co. Ltd.	1,216,585	488,927
	Ichia Technologies, Inc.	119,000	110,062
	I-Chiun Precision Industry Co. Ltd.	38,851	37,440
	IEI Integration Corp.	47,340	122,179
	Infortrend Technology, Inc.	88,000	78,128
	Info-Tek Corp.	12,000	21,367
#	Innodisk Corp.	27,573	268,701
	Innolux Corp.	2,734,910	1,198,110
	Inpaq Technology Co. Ltd.	22,800	42,183
	Insyde Software Corp.	11,000	45,565
	Intai Technology Corp.	8,400	35,660
	Integrated Service Technology, Inc.	27,109	73,580
	IntelliEPI, Inc.	8,000	17,404
	International CSRC Investment Holdings Co.	291,562	190,072
	International Games System Co. Ltd.	38,000	663,648
	Inventec Corp.	670,000	722,691
	Iron Force Industrial Co. Ltd.	14,000	37,456
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	37,394
	ITE Technology, Inc.	43,000	124,237

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	ITEQ Corp.	104,029	$237,518
	Jarllytec Co. Ltd.	21,000	48,580
	Jean Co. Ltd.	25,087	13,361
	Jentech Precision Industrial Co. Ltd.	10,998	163,557
	Jess-Link Products Co. Ltd.	30,250	52,304
	Jia Wei Lifestyle, Inc.	9,442	20,779
	Jih Lin Technology Co. Ltd.	28,000	71,729
	Jiin Yeeh Ding Enterprise Co. Ltd.	12,000	16,262
	Jinan Acetate Chemical Co. Ltd.	5,989	92,011
*	Jinli Group Holdings Ltd.	57,008	19,313
	JMC Electronics Co. Ltd.	6,000	6,854
	Jourdeness Group Ltd.	21,000	63,878
	K Laser Technology, Inc.	44,000	34,275
	Kaimei Electronic Corp.	31,120	70,213
#	Kaori Heat Treatment Co. Ltd.	13,000	84,343
	Kaulin Manufacturing Co. Ltd.	45,000	21,113
	Kedge Construction Co. Ltd.	6,600	15,270
	KEE TAI Properties Co. Ltd.	185,000	81,051
	Kenda Rubber Industrial Co. Ltd.	185,015	188,138
	Kenmec Mechanical Engineering Co. Ltd.	44,000	45,593
	Kerry TJ Logistics Co. Ltd.	53,000	66,330
*	Key Ware Electronics Co. Ltd.	61,129	22,309
	Keystone Microtech Corp.	2,000	12,621
	Kindom Development Co. Ltd.	91,200	88,268
	King Chou Marine Technology Co. Ltd.	36,340	48,247
	King Slide Works Co. Ltd.	9,000	121,215
	King Yuan Electronics Co. Ltd.	511,000	784,257
	King’s Town Bank Co. Ltd.	388,000	445,414
*	King’s Town Construction Co. Ltd.	34,000	35,436
	Kinik Co.	29,000	104,825
	Kinko Optical Co. Ltd.	28,365	29,231
	Kinpo Electronics	566,000	243,037
	Kinsus Interconnect Technology Corp.	104,000	376,426
	KMC Kuei Meng International, Inc.	17,300	81,756
#	KNH Enterprise Co. Ltd.	76,000	44,941
	Ko Ja Cayman Co. Ltd.	5,000	7,835
	KS Terminals, Inc.	32,000	79,355
	Kung Long Batteries Industrial Co. Ltd.	21,000	98,464
*	Kung Sing Engineering Corp.	190,573	49,251
	Kuo Toong International Co. Ltd.	80,315	73,132
*	Kuo Yang Construction Co. Ltd.	84,360	50,194
	Kwong Lung Enterprise Co. Ltd.	20,000	34,666
	KYE Systems Corp.	99,000	34,060
	L&K Engineering Co. Ltd.	71,000	105,033
	La Kaffa International Co. Ltd.	11,000	60,405
	LAN FA Textile	93,000	27,316
	Land Mark Optoelectronics Corp.	14,000	46,148
	Lanner Electronics, Inc.	33,048	110,519
	Largan Precision Co. Ltd.	14,000	919,270
	Laser Tek Taiwan Co. Ltd.	13,300	11,921
	LCY Technology Corp.	14,000	11,897
*	Leader Electronics, Inc.	31,000	24,117
	Leadtrend Technology Corp.	4,280	8,090
	Lealea Enterprise Co. Ltd.	339,000	118,898
	LEE CHI Enterprises Co. Ltd.	56,000	34,642
	Lemtech Holdings Co. Ltd.	9,656	21,869
*	Li Cheng Enterprise Co. Ltd.	25,785	20,448
*	Li Peng Enterprise Co. Ltd.	236,600	62,340
	Lian HWA Food Corp.	23,782	70,543

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Lida Holdings Ltd.	28,240	$29,976
	Lien Hwa Industrial Holdings Corp.	159,131	316,587
	Lingsen Precision Industries Ltd.	174,000	81,040
	Lite-On Technology Corp.	646,417	1,548,505
*	Long Bon International Co. Ltd.	97,100	54,547
	Long Da Construction & Development Corp.	61,000	48,485
	Longchen Paper & Packaging Co. Ltd.	278,641	156,309
	Longwell Co.	24,000	47,817
	Lotes Co. Ltd.	15,700	450,188
	Lotus Pharmaceutical Co. Ltd.	22,000	186,448
	Lu Hai Holding Corp.	16,005	16,404
	Lumax International Corp. Ltd.	19,440	45,384
	Lung Yen Life Service Corp.	59,000	72,036
#	Luxe Green Energy Technology Co. Ltd.	37,000	50,772
	M31 Technology Corp.	2,000	36,498
	Macauto Industrial Co. Ltd.	17,000	39,639
	Machvision, Inc.	12,358	74,432
	Macroblock, Inc.	8,000	29,509
	Macronix International Co. Ltd.	628,798	661,221
	Makalot Industrial Co. Ltd.	36,865	267,741
	Marketech International Corp.	9,000	38,111
	Materials Analysis Technology, Inc.	17,257	106,649
	Mayer Steel Pipe Corp.	64,000	48,633
#	Mechema Chemicals International Corp.	13,000	42,966
	MediaTek, Inc.	104,000	2,261,359
*	Medigen Biotechnology Corp.	21,000	23,484
	Mega Financial Holding Co. Ltd.	1,158,224	1,284,975
	Meiloon Industrial Co.	40,600	27,258
	Mercuries & Associates Holding Ltd.	203,949	100,649
#*	Mercuries Life Insurance Co. Ltd.	799,188	137,018
	Merida Industry Co. Ltd.	35,000	195,998
	Merry Electronics Co. Ltd.	40,854	114,786
	Micro-Star International Co. Ltd.	184,000	874,553
	Mildef Crete, Inc.	18,000	30,271
	MIN AIK Technology Co. Ltd.	58,600	33,201
	Mirle Automation Corp.	61,000	75,022
	Mitac Holdings Corp.	403,560	373,514
	momo.com, Inc.	14,480	392,350
	MOSA Industrial Corp.	30,297	23,785
	MPI Corp.	30,000	125,842
	MSSCORPS Co. Ltd.	6,000	29,746
	Nak Sealing Technologies Corp.	19,000	86,511
	Namchow Holdings Co. Ltd.	87,000	135,925
	Nan Liu Enterprise Co. Ltd.	7,000	18,407
	Nan Ya Plastics Corp.	298,000	757,390
#	Nan Ya Printed Circuit Board Corp.	47,000	423,139
	Nang Kuang Pharmaceutical Co. Ltd.	14,000	36,775
	Nantex Industry Co. Ltd.	52,780	67,923
	Nanya Technology Corp.	271,432	601,573
	National Aerospace Fasteners Corp.	8,000	28,181
	National Petroleum Co. Ltd.	7,000	13,582
	Netronix, Inc.	17,000	53,457
	New Best Wire Industrial Co. Ltd.	14,400	16,573
*	New Era Electronics Co. Ltd.	29,000	17,151
*	Newmax Technology Co. Ltd.	26,000	24,455
	Nexcom International Co. Ltd.	13,000	16,556
	Nichidenbo Corp.	72,030	134,279
	Nidec Chaun-Choung Technology Corp.	3,000	15,776
	Nien Hsing Textile Co. Ltd.	51,245	38,223

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Nien Made Enterprise Co. Ltd.	46,000	$506,467
	Niko Semiconductor Co. Ltd.	12,000	21,477
	Nishoku Technology, Inc.	16,000	46,816
	Nova Technology Corp.	10,000	32,591
	Novatek Microelectronics Corp.	112,000	1,531,164
#	Nuvoton Technology Corp.	43,000	187,353
	Nyquest Technology Co. Ltd.	4,000	9,100
	O-Bank Co. Ltd.	458,620	153,271
	Ocean Plastics Co. Ltd.	52,000	58,109
	OK Biotech Co. Ltd.	16,000	17,700
#*	Oneness Biotech Co. Ltd.	14,000	110,146
	Orient Europharma Co. Ltd.	8,000	9,597
	Orient Semiconductor Electronics Ltd.	146,107	93,327
	Oriental Union Chemical Corp.	228,000	155,448
	O-TA Precision Industry Co. Ltd.	29,422	114,702
	Pacific Construction Co.	29,000	8,843
	Pacific Hospital Supply Co. Ltd.	16,496	46,096
	Paiho Shih Holdings Corp.	47,472	39,674
	Pan Jit International, Inc.	51,700	110,654
	Pan-International Industrial Corp.	165,000	202,657
	Parade Technologies Ltd.	17,000	520,668
	Paragon Technologies Co. Ltd.	26,000	27,285
	Parpro Corp.	19,000	21,891
#	PChome Online, Inc.	32,000	59,739
	PCL Technologies, Inc.	7,379	25,781
	P-Duke Technology Co. Ltd.	23,968	69,037
	Pegatron Corp.	533,000	1,216,388
	Pegavision Corp.	8,000	113,470
*	PharmaEssentia Corp.	7,219	87,089
*††	Pharmally International Holding Co. Ltd.	10,983	0
	Phison Electronics Corp.	40,000	507,736
	Pixart Imaging, Inc.	34,000	114,721
	Planet Technology Corp.	14,000	58,150
	Plastron Precision Co. Ltd.	28,126	18,257
	Plotech Co. Ltd.	21,600	12,949
*	Polaris Group	7,000	21,698
	Polytronics Technology Corp.	12,564	25,714
	Pou Chen Corp.	666,000	689,906
	Power Wind Health Industry, Inc.	11,968	58,895
	Powerchip Semiconductor Manufacturing Corp.	912,000	886,088
	Powertech Technology, Inc.	394,000	1,179,777
	Poya International Co. Ltd.	19,953	373,461
	President Chain Store Corp.	79,000	695,982
	President Securities Corp.	455,652	247,258
	Primax Electronics Ltd.	181,000	354,217
	Prince Housing & Development Corp.	421,000	164,574
	Pro Hawk Corp.	6,000	28,505
	Promate Electronic Co. Ltd.	39,000	52,774
	Prosperity Dielectrics Co. Ltd.	35,086	44,425
	Qisda Corp.	303,000	341,890
	QST International Corp.	25,300	54,025
	Qualipoly Chemical Corp.	21,000	24,140
	Quang Viet Enterprise Co. Ltd.	17,000	63,740
	Quanta Computer, Inc.	350,000	980,018
	Quanta Storage, Inc.	62,000	108,845
	Quintain Steel Co. Ltd.	57,567	33,251
	Radiant Opto-Electronics Corp.	159,000	585,869
	Radium Life Tech Co. Ltd.	287,089	86,035
	Rafael Microelectronics, Inc.	10,821	58,530

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Raydium Semiconductor Corp.	2,000	$24,914
*	RDC Semiconductor Co. Ltd.	12,000	64,827
	Realtek Semiconductor Corp.	116,000	1,360,329
	Rechi Precision Co. Ltd.	170,000	98,923
	Rexon Industrial Corp. Ltd.	49,000	47,420
	Rich Development Co. Ltd.	251,000	78,334
*	Ritek Corp.	354,084	104,544
	Rodex Fasteners Corp.	13,000	22,830
*††	Roo Hsing Co. Ltd.	204,000	7,266
	Ruentex Development Co. Ltd.	349,098	407,928
	Ruentex Engineering & Construction Co.	12,000	46,921
	Ruentex Industries Ltd.	253,904	478,601
	Run Long Construction Co. Ltd.	11,500	28,087
	Sakura Development Co. Ltd.	12,000	14,650
	Sampo Corp.	104,400	89,433
	San Fang Chemical Industry Co. Ltd.	75,679	51,517
	San Far Property Ltd.	128,925	60,687
	San Shing Fastech Corp.	44,000	75,077
	Sanitar Co. Ltd.	13,000	16,300
	Sanyang Motor Co. Ltd.	219,000	391,085
*	Savior Lifetec Corp.	72,074	43,157
	Scan-D Corp.	9,000	13,527
	Scientech Corp.	20,000	58,743
	ScinoPharm Taiwan Ltd.	13,000	12,034
	SDI Corp.	28,000	110,400
	Sea Sonic Electronics Co. Ltd.	19,000	43,392
	Senao International Co. Ltd.	28,000	31,827
	Senao Networks, Inc.	10,000	93,203
#	Sensortek Technology Corp.	7,000	76,375
	Sercomm Corp.	85,000	227,920
#	Sesoda Corp.	79,104	106,825
	Shanghai Commercial & Savings Bank Ltd.	419,903	635,056
	Shan-Loong Transportation Co. Ltd.	44,000	46,408
	Sharehope Medicine Co. Ltd.	16,192	21,437
	Sheng Yu Steel Co. Ltd.	40,000	33,614
	ShenMao Technology, Inc.	21,000	32,900
	Shih Her Technologies, Inc.	19,000	36,599
	Shih Wei Navigation Co. Ltd.	158,786	130,316
#	Shihlin Electric & Engineering Corp.	127,000	416,427
	Shin Foong Specialty & Applied Materials Co. Ltd.	7,000	13,783
	Shin Hsiung Natural Gas Co. Ltd.	6,900	15,856
	Shin Kong Financial Holding Co. Ltd.	3,171,243	866,718
	Shin Ruenn Development Co. Ltd.	13,000	18,531
	Shin Zu Shing Co. Ltd.	52,980	150,991
*	Shining Building Business Co. Ltd.	191,632	60,297
	Shinkong Insurance Co. Ltd.	78,000	130,646
	Shinkong Synthetic Fibers Corp.	548,000	314,472
	Shinkong Textile Co. Ltd.	14,000	18,464
	Shiny Chemical Industrial Co. Ltd.	22,360	94,156
	ShunSin Technology Holding Ltd.	7,000	18,572
*	Shuttle, Inc.	154,000	63,637
	Sigurd Microelectronics Corp.	233,226	396,630
	Silergy Corp.	19,000	299,902
	Silicon Integrated Systems Corp.	20,000	11,441
	Simplo Technology Co. Ltd.	34,600	347,334
	Sinbon Electronics Co. Ltd.	29,064	322,242
	Sincere Navigation Corp.	133,900	98,534
	Single Well Industrial Corp.	20,700	18,147
	Sinher Technology, Inc.	28,000	34,577

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sinmag Equipment Corp.	17,420	$59,593
	Sino-American Silicon Products, Inc.	197,000	949,467
	Sinon Corp.	180,000	217,453
	SinoPac Financial Holdings Co. Ltd.	1,861,102	1,012,811
	Sinphar Pharmaceutical Co. Ltd.	30,340	32,212
	Sinyi Realty, Inc.	80,544	76,227
	Sirtec International Co. Ltd.	42,800	30,097
	Sitronix Technology Corp.	51,000	379,777
	Siward Crystal Technology Co. Ltd.	64,000	78,522
	Soft-World International Corp.	21,000	64,375
	Solar Applied Materials Technology Corp.	98,398	116,777
	Solomon Technology Corp.	56,000	61,554
	Solteam, Inc.	11,849	18,104
	Sonix Technology Co. Ltd.	50,000	81,082
	Speed Tech Corp.	28,000	48,542
	Spirox Corp.	29,000	26,475
	Sporton International, Inc.	20,315	175,213
	St Shine Optical Co. Ltd.	17,000	138,132
	Standard Chemical & Pharmaceutical Co. Ltd.	32,000	79,471
	Standard Foods Corp.	114,402	150,494
	Stark Technology, Inc.	19,200	63,515
	Sun Race Sturmey-Archer, Inc.	13,000	16,950
*	Sun Yad Construction Co. Ltd.	42,433	18,618
	Sunfun Info Co. Ltd.	2,920	16,633
	Sunjuice Holdings Co. Ltd.	5,000	50,203
*	Sunko INK Co. Ltd.	55,250	31,768
	SunMax Biotechnology Co. Ltd.	11,000	98,729
	Sunny Friend Environmental Technology Co. Ltd.	22,000	113,670
	Sunonwealth Electric Machine Industry Co. Ltd.	70,000	120,082
	Sunplus Technology Co. Ltd.	183,000	141,762
	Sunrex Technology Corp.	34,561	50,165
	Sunspring Metal Corp.	41,351	30,189
#	Supreme Electronics Co. Ltd.	150,935	213,639
	Swancor Holding Co. Ltd.	12,000	39,555
	Sweeten Real Estate Development Co. Ltd.	22,000	19,225
	Symtek Automation Asia Co. Ltd.	15,486	56,629
	Syncmold Enterprise Corp.	45,000	87,469
*	SYNergy ScienTech Corp.	12,000	11,261
	Synnex Technology International Corp.	356,250	718,870
	Systex Corp.	51,000	135,555
	T3EX Global Holdings Corp.	35,039	88,070
	TA Chen Stainless Pipe	499,850	724,917
	Ta Liang Technology Co. Ltd.	22,000	30,358
	Ta Ya Electric Wire & Cable	105,164	94,126
	Ta Yih Industrial Co. Ltd.	17,000	20,934
	Tah Hsin Industrial Corp.	16,011	36,429
	TA-I Technology Co. Ltd.	34,750	54,111
*	Tai Tung Communication Co. Ltd.	25,934	13,114
	Taichung Commercial Bank Co. Ltd.	1,298,185	596,131
	TaiDoc Technology Corp.	14,471	86,785
	Taiflex Scientific Co. Ltd.	70,060	95,832
	Taimide Tech, Inc.	34,450	37,695
	Tainan Enterprises Co. Ltd.	37,000	27,441
	Tainan Spinning Co. Ltd.	518,240	285,692
	Tai-Saw Technology Co. Ltd.	27,000	25,365
	Taishin Financial Holding Co. Ltd.	2,130,937	1,202,222
	Taita Chemical Co. Ltd.	126,197	86,887
	TAI-TECH Advanced Electronics Co. Ltd.	13,000	43,716
	Taiwan Business Bank	1,822,649	828,416

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Cement Corp.	923,102	$1,164,499
	Taiwan Chinsan Electronic Industrial Co. Ltd.	41,288	50,614
	Taiwan Cogeneration Corp.	87,000	137,528
	Taiwan Cooperative Financial Holding Co. Ltd.	1,293,159	1,127,205
	Taiwan FamilyMart Co. Ltd.	11,000	75,131
	Taiwan Fertilizer Co. Ltd.	231,000	444,793
	Taiwan Fire & Marine Insurance Co. Ltd.	96,000	66,411
	Taiwan FU Hsing Industrial Co. Ltd.	36,000	50,882
	Taiwan Glass Industry Corp.	400,046	264,974
	Taiwan High Speed Rail Corp.	261,000	263,939
	Taiwan Hon Chuan Enterprise Co. Ltd.	137,927	449,210
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	44,000	64,088
	Taiwan IC Packaging Corp.	24,000	9,602
††	Taiwan Land Development Corp.	269,666	4,408
	Taiwan Line Tek Electronic	13,000	14,166
	Taiwan Mask Corp.	43,000	112,594
	Taiwan Mobile Co. Ltd.	170,000	572,803
	Taiwan Navigation Co. Ltd.	88,000	90,521
	Taiwan Paiho Ltd.	123,000	223,801
	Taiwan PCB Techvest Co. Ltd.	101,000	134,816
	Taiwan Sakura Corp.	51,200	107,322
	Taiwan Sanyo Electric Co. Ltd.	10,000	12,049
	Taiwan Secom Co. Ltd.	59,000	208,468
	Taiwan Semiconductor Co. Ltd.	45,000	135,084
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	129,369	10,905,807
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,000	19,159,444
	Taiwan Shin Kong Security Co. Ltd.	56,560	75,743
	Taiwan Steel Union Co. Ltd.	5,000	14,659
	Taiwan Styrene Monomer	119,000	65,157
	Taiwan Surface Mounting Technology Corp.	64,800	208,530
	Taiwan Taxi Co. Ltd.	7,292	28,598
#*	Taiwan TEA Corp.	281,000	209,705
	Taiwan Union Technology Corp.	65,000	140,799
	Taiwan-Asia Semiconductor Corp.	117,889	135,160
	Taiyen Biotech Co. Ltd.	42,000	45,733
#*	Tatung Co. Ltd.	441,000	468,421
	TCI Co. Ltd.	30,256	204,468
	Te Chang Construction Co. Ltd.	29,000	34,297
	Teco Electric & Machinery Co. Ltd.	548,000	788,911
	Tehmag Foods Corp.	10,560	94,096
	TEKOM Technologies, Inc.	3,000	10,705
	Tera Autotech Corp.	29,187	36,054
	Test Research, Inc.	42,000	88,057
	Test Rite International Co. Ltd.	62,000	41,770
*	Tex-Ray Industrial Co. Ltd.	50,000	18,719
	Thermaltake Technology Co. Ltd.	19,000	25,291
	Thinking Electronic Industrial Co. Ltd.	24,000	115,323
	Thye Ming Industrial Co. Ltd.	44,800	65,457
	Ton Yi Industrial Corp.	294,000	199,109
	Tong Hsing Electronic Industries Ltd.	42,487	235,683
	Tong Yang Industry Co. Ltd.	199,000	309,379
	Tong-Tai Machine & Tool Co. Ltd.	85,060	47,796
	Topco Scientific Co. Ltd.	48,876	297,299
	Topkey Corp.	26,000	170,536
	Topoint Technology Co. Ltd.	65,200	61,566
	Toung Loong Textile Manufacturing	42,840	39,250
	TPK Holding Co. Ltd.	155,000	188,953
	Trade-Van Information Services Co.	11,000	22,166
	Transcend Information, Inc.	24,000	55,517

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Transcom, Inc.	8,000	$51,608
	Tripod Technology Corp.	149,000	558,548
	Tsang Yow Industrial Co. Ltd.	20,000	15,406
	Tsann Kuen Enterprise Co. Ltd.	11,226	15,235
	TSC Auto ID Technology Co. Ltd.	11,530	88,055
	TSRC Corp.	216,000	195,509
	Ttet Union Corp.	12,000	58,587
	TTFB Co. Ltd.	3,945	29,818
	TTY Biopharm Co. Ltd.	60,000	150,198
#	Tul Corp.	19,000	45,845
	Tung Ho Steel Enterprise Corp.	248,570	467,470
#	Tung Thih Electronic Co. Ltd.	19,000	87,646
	Turvo International Co. Ltd.	10,410	39,196
	TXC Corp.	99,000	275,204
	TYC Brother Industrial Co. Ltd.	116,000	111,817
*	Tycoons Group Enterprise	143,700	45,641
	Tyntek Corp.	110,000	65,173
	UDE Corp.	34,000	42,163
	U-Ming Marine Transport Corp.	189,000	335,765
	Unic Technology Corp.	28,000	19,905
	Unimicron Technology Corp.	384,000	1,824,516
	Union Bank Of Taiwan	867,994	455,349
	Uni-President Enterprises Corp.	395,560	948,299
	Unitech Computer Co. Ltd.	35,000	39,170
*	Unitech Printed Circuit Board Corp.	198,586	116,466
	United Integrated Services Co. Ltd.	64,000	452,282
#	United Microelectronics Corp., Sponsored ADR	5,400	43,362
	United Microelectronics Corp.	1,888,000	3,036,576
*	United Orthopedic Corp.	18,422	37,726
	United Radiant Technology	34,000	25,677
#	United Recommend International Co. Ltd.	12,750	39,346
*	United Renewable Energy Co. Ltd.	369,206	250,012
*††	Unity Opto Technology Co. Ltd.	186,000	0
	Universal Cement Corp.	203,120	187,255
	Universal Vision Biotechnology Co. Ltd.	12,600	164,964
	Unizyx Holding Corp.	79,944	107,668
	UPC Technology Corp.	321,221	156,635
	Userjoy Technology Co. Ltd.	8,884	23,439
	USI Corp.	392,204	326,233
	Utechzone Co. Ltd.	15,000	43,442
	Vanguard International Semiconductor Corp.	229,000	649,012
	Ve Wong Corp.	18,000	22,373
	Ventec International Group Co. Ltd.	21,000	56,500
#	Visual Photonics Epitaxy Co. Ltd.	42,500	134,039
	Voltronic Power Technology Corp.	15,442	887,915
	Wafer Works Corp.	137,048	193,590
	Waffer Technology Corp.	33,463	104,844
	Wah Hong Industrial Corp.	27,000	26,855
	Wah Lee Industrial Corp.	76,500	217,572
	Walsin Lihwa Corp.	391,038	635,027
	Walsin Technology Corp.	88,398	275,563
	Walton Advanced Engineering, Inc.	127,000	55,982
	Wan Hai Lines Ltd.	244,500	519,823
	We & Win Development Co. Ltd.	115,000	26,009
	WEI Chih Steel Industrial Co. Ltd.	15,000	12,885
	Wei Chuan Foods Corp.	104,000	67,938
	Weikeng Industrial Co. Ltd.	134,734	131,371
	Well Shin Technology Co. Ltd.	34,000	61,592
	WELLELL, Inc.	24,000	24,875

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Weltrend Semiconductor	37,000	$57,842
	Wholetech System Hitech Ltd.	19,000	32,309
	Win Semiconductors Corp.	84,840	452,966
	Winbond Electronics Corp.	1,011,804	858,629
	Winstek Semiconductor Co. Ltd.	41,000	76,552
	WinWay Technology Co. Ltd.	5,000	116,542
	Wisdom Marine Lines Co. Ltd.	158,236	331,217
	Wistron Corp.	890,288	1,349,427
	Wistron Information Technology & Services Corp.	5,000	20,011
	Wistron NeWeb Corp.	105,267	317,521
	Wiwynn Corp.	16,000	608,906
	Wonderful Hi-Tech Co. Ltd.	44,357	47,150
*	Wowprime Corp.	41,000	424,111
	WPG Holdings Ltd.	425,520	693,489
	WT Microelectronics Co. Ltd.	140,567	304,389
	WUS Printed Circuit Co. Ltd.	70,735	65,860
	XAC Automation Corp.	27,000	22,833
	XinTec, Inc.	54,000	172,941
	Xxentria Technology Materials Corp.	27,000	58,670
	Yageo Corp.	58,440	947,368
	Yang Ming Marine Transport Corp.	598,215	1,234,108
	Yankey Engineering Co. Ltd.	5,000	46,447
	YC INOX Co. Ltd.	80,094	76,278
	Yea Shin International Development Co. Ltd.	87,086	77,925
	Yem Chio Co. Ltd.	185,936	103,908
	Yeong Guan Energy Technology Group Co. Ltd.	43,164	111,001
	YFC-Boneagle Electric Co. Ltd.	32,321	29,878
	YFY, Inc.	554,000	556,413
	Yi Jinn Industrial Co. Ltd.	92,800	56,395
*	Yieh Hsing Enterprise Co. Ltd.	35,000	12,298
	Yieh Phui Enterprise Co. Ltd.	366,212	181,699
	Yonyu Plastics Co. Ltd.	38,000	40,842
	Young Fast Optoelectronics Co. Ltd.	30,000	29,829
	Youngtek Electronics Corp.	30,160	63,627
	Yuanta Financial Holding Co. Ltd.	1,595,999	1,174,827
	Yuanta Futures Co. Ltd.	15,792	26,411
	Yuen Chang Stainless Steel Co. Ltd.	31,547	20,287
	Yuen Foong Yu Consumer Products Co. Ltd.	35,000	43,880
	Yulon Finance Corp.	82,930	499,374
	Yulon Motor Co. Ltd.	226,834	596,422
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	14,000	33,852
	Yungshin Construction & Development Co. Ltd.	30,000	62,796
	YungShin Global Holding Corp.	42,800	64,372
	Yusin Holding Corp.	6,000	21,713
	Zeng Hsing Industrial Co. Ltd.	23,635	85,830
	Zenitron Corp.	78,000	81,962
#	Zero One Technology Co. Ltd.	40,528	77,029
	Zhen Ding Technology Holding Ltd.	181,400	660,838
	Zig Sheng Industrial Co. Ltd.	168,000	56,726
#*	Zinwell Corp.	137,000	86,267
	Zippy Technology Corp.	45,000	65,440
	ZongTai Real Estate Development Co. Ltd.	47,701	76,872

TOTAL TAIWAN			197,600,011

THAILAND — (0.7%)
	AAPICO Hitech PCL	71,300	66,816
	Absolute Clean Energy PCL	496,900	29,103
	Advanced Info Service PCL	83,800	525,169
	Advanced Information Technology PCL, Class F	290,300	43,782

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	AEON Thana Sinsap Thailand PCL	29,800	$168,428
*	After You PCL	82,900	25,734
*	Airports of Thailand PCL	162,100	347,722
	AJ Plast PCL	58,400	17,786
	Allianz Ayudhya Capital PCL	9,200	10,373
*	Alpha Divisions PCL, Class F	344,600	11,101
	Amanah Leasing PCL	238,700	24,606
	Amata Corp. PCL	274,900	187,574
*	Ananda Development PCL	1,207,400	41,369
	AP Thailand PCL	765,200	282,349
	Asia Plus Group Holdings PCL	679,600	54,133
	Asia Sermkij Leasing PCL, NVDR	24,600	19,991
	Asian Insulators PCL	71,750	11,767
	Asian Sea Corp. PCL, Class F	96,500	29,673
	Asiasoft Corp. PCL	52,200	22,471
	Asset World Corp. PCL	392,000	60,842
	B Grimm Power PCL	103,600	117,564
	Bangchak Corp. PCL	461,800	409,091
*	Bangkok Airways PCL	246,600	96,047
	Bangkok Bank PCL	30,200	138,851
	Bangkok Bank PCL, NVDR	35,500	163,218
	Bangkok Chain Hospital PCL	392,400	249,362
	Bangkok Commercial Asset Management PCL	278,000	107,463
	Bangkok Dusit Medical Services PCL, Class F	566,500	485,251
	Bangkok Expressway & Metro PCL	353,440	91,601
	Bangkok Insurance PCL	6,400	53,603
	Bangkok Land PCL	4,528,100	123,322
	Bangkok Life Assurance PCL, NVDR	137,800	112,992
*	Bangkok Ranch PCL	236,200	20,059
	Banpu PCL	1,653,333	440,598
	Banpu Power PCL	99,800	39,748
	BCPG PCL	127,400	36,376
	BEC World PCL	309,452	70,685
	Berli Jucker PCL	197,050	225,052
*	Better World Green PCL	1,758,200	40,676
*	Beyond Securities PCL	60,800	13,176
	BG Container Glass PCL	32,000	9,231
*	Bound & Beyond PCL	65,700	28,860
	BTS Group Holdings PCL	679,500	153,222
	Bumrungrad Hospital PCL	12,900	89,910
	Business Online PCL	88,600	25,946
	Cal-Comp Electronics Thailand PCL, Class F	1,263,643	75,491
	Carabao Group PCL, Class F	45,100	94,433
	Central Pattana PCL	114,800	228,608
*	Central Plaza Hotel PCL	14,500	23,248
	Central Retail Corp. PCL	149,775	196,279
	CH Karnchang PCL	232,300	143,540
	Charoen Pokphand Foods PCL	665,700	395,745
	Chularat Hospital PCL, Class F	1,709,500	175,218
	CIMB Thai Bank PCL	778,200	17,776
	CK Power PCL	271,900	30,417
	Com7 PCL, Class F	153,200	113,282
*	Country Group Development PCL	907,200	10,096
*	Country Group Holdings PCL, Class F	420,300	9,724
	CP ALL PCL	156,500	296,753
	Delta Electronics Thailand PCL	91,500	194,937
*	Demco PCL	239,200	35,025
	Dhipaya Group Holdings PCL	133,200	151,153
	Diamond Building Products PCL	85,800	19,473

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Do Day Dream PCL	11,500	$4,479
	Dohome PCL	135,022	51,008
	Dynasty Ceramic PCL	1,370,220	90,686
*	E for L Aim PCL	155,500	1,230
	Eastern Polymer Group PCL, Class F	259,000	56,506
*	Eastern Power Group PCL	179,764	16,530
	Eastern Water Resources Development & Management PCL, Class F	233,400	33,902
	Ekachai Medical Care PCL	92,976	22,191
	Electricity Generating PCL	27,900	127,867
	Energy Absolute PCL	66,400	131,740
	Esso Thailand PCL	203,700	51,898
	Exotic Food PCL, Class F	42,200	15,818
	Forth Corp. PCL	71,200	57,861
	Forth Smart Service PCL	86,500	23,305
	Frasers Property Thailand PCL	25,000	11,128
*	General Engineering PCL	1,863,500	13,643
	GFPT PCL	118,400	37,100
	Global Green Chemicals PCL, Class F	117,000	44,199
	Global Power Synergy PCL, Class F	68,831	129,005
*	Green Tech Ventures PCL, Class F	1,921,500	15,193
	Gulf Energy Development PCL	61,600	91,550
	Gunkul Engineering PCL	913,700	101,143
	Haad Thip PCL	13,900	13,535
	Hana Microelectronics PCL	141,600	172,089
	Home Product Center PCL	636,320	260,882
	Hwa Fong Rubber Thailand PCL	88,400	13,591
*	I&I Group PCL	10,545	9,573
	Ichitan Group PCL	155,600	57,870
	Index Livingmall PCL	63,600	38,554
	Indorama Ventures PCL	287,500	286,258
	Interlink Communication PCL	140,900	28,058
*	Interlink Telecom PCL	202,400	17,782
	Intouch Holdings PCL, Class F	10,900	23,940
	IRPC PCL	3,303,400	228,304
*	IT City PCL	21,800	2,158
*	Italian-Thai Development PCL	1,448,300	59,378
*	Jasmine International PCL	1,589,900	86,601
	Jaymart Group Holdings PCL	13,500	7,828
#	JMT Network Services PCL	29,480	34,101
	Karmarts PCL	338,400	81,262
	Kasikornbank PCL, NVDR	58,200	213,046
	KCE Electronics PCL	186,800	207,875
	KGI Securities Thailand PCL	290,700	38,479
	Khon Kaen Sugar Industry PCL	625,296	63,358
#	Kiatnakin Phatra Bank PCL	90,400	158,840
	Krung Thai Bank PCL	312,000	164,463
	Krungthai Card PCL	128,800	198,966
	Ladprao General Hospital PCL, Class F	56,700	9,298
	Lalin Property PCL	23,700	6,038
	Land & Houses PCL	1,333,400	382,673
	Land & Houses PCL, NVDR	108,300	31,081
	Lanna Resources PCL	121,200	51,465
	LH Financial Group PCL	1,555,400	48,738
*	Loxley PCL	909,200	52,985
	LPN Development PCL	565,100	75,793
	Major Cineplex Group PCL	54,700	25,950
*	Master Ad PCL	280,600	4,109
	MBK PCL	363,812	153,419
	MC Group PCL	93,300	27,869

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	MCS Steel PCL	101,800	$25,936
*	MDX PCL	63,100	7,022
	Mega Lifesciences PCL	117,700	141,319
*	Millcon Steel PCL	707,300	10,978
	Minor International PCL	325,146	299,937
	MK Restaurants Group PCL	60,200	86,825
	Muangthai Capital PCL	148,100	147,460
	Namyong Terminal PCL	161,200	18,600
*	Nawarat Patanakarn PCL	960,400	18,563
	Netbay PCL	22,700	14,758
	Ngern Tid Lor PCL	203,737	126,487
	Noble Development PCL	162,000	23,246
	Nonthavej Hospital PCL	10,100	11,757
	Northeast Rubber PCL	278,200	40,246
	Origin Property PCL, Class F	285,200	98,554
	Osotspa PCL	114,600	99,003
*	Pacific Pipe PCL	149,600	12,880
	Plan B Media PCL, Class F	667,764	159,376
*	Platinum Group PCL, Class F	367,600	37,462
	Polyplex Thailand PCL	171,000	81,625
*	Power Solution Technologies PCL, Class F	351,000	14,288
	Praram 9 Hospital PCL	51,200	29,238
	Precious Shipping PCL	252,100	91,545
	Premier Marketing PCL	152,100	37,415
	Prima Marine PCL	355,600	64,044
*	Principal Capital PCL	74,100	10,373
	Property Perfect PCL	3,542,385	40,458
	Pruksa Holding PCL	319,400	115,984
	PTG Energy PCL	448,900	178,784
	PTT Exploration & Production PCL	296,000	1,282,905
	PTT Global Chemical PCL	202,600	246,223
	PTT PCL	1,306,600	1,186,166
	Pylon PCL	123,600	14,189
	Quality Houses PCL	3,273,183	226,216
	R&B Food Supply PCL	50,900	15,651
	Rabbit Holdings PCL, Class F	5,943,134	128,792
*	Raimon Land PCL	1,256,400	23,916
	Rajthanee Hospital PCL	75,000	62,596
	Ratch Group PCL	89,900	99,384
	Ratchaphruek Hospital PCL, Class F	70,600	12,095
	Ratchthani Leasing PCL	1,019,437	108,668
	Regional Container Lines PCL	140,400	99,500
	Rojana Industrial Park PCL	322,357	59,001
	RS PCL	134,310	57,425
*	S Hotels & Resorts PCL	202,000	20,586
	S Kijchai Enterprise PCL, Class F	51,600	7,223
	Sabina PCL	82,500	67,648
	Saha Pathana Inter-Holding PCL	18,900	36,530
	Sahakol Equipment PCL	130,700	6,201
	Sahamitr Pressure Container PCL	69,300	22,527
	Saha-Union PCL	22,400	18,859
*	Samart Corp. PCL	126,000	14,686
	Samart Telcoms PCL	70,100	8,417
	Sansiri PCL	5,327,000	296,399
	Sappe PCL	67,600	123,233
	SC Asset Corp. PCL	708,025	89,987
	SCB X PCL	77,300	234,294
	SCG Ceramics PCL	312,000	18,822
	SCG Packaging PCL	42,000	54,118

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	SCGJWD Logistics PCL	79,300	$41,801
*	SEAFCO PCL	144,243	15,038
	Sena Development PCL	241,700	24,490
*	SENA J Property PCL	140,700	3,832
	Sermsang Power Corp. Co. Ltd.	74,052	19,843
*	Seven Utilities & Power PLC	661,500	11,429
	Siam Cement PCL, NVDR	5,100	46,897
	Siam Cement PCL	25,700	236,322
	Siam City Cement PCL	25,368	99,919
	Siam Global House PCL	378,834	189,708
	Siamgas & Petrochemicals PCL	221,200	56,681
	Siamrajathanee PCL	26,640	7,138
	Sikarin PCL, Class F	215,200	57,034
	Singer Thailand PCL	51,800	21,541
	Singha Estate PCL	1,148,100	54,467
	Sino-Thai Engineering & Construction PCL	203,400	69,096
	SiS Distribution Thailand PCL	20,600	12,548
#*††	SMI Holdings Group Ltd.	336,796	0
	SNC Former PCL	49,100	19,411
	Somboon Advance Technology PCL	74,100	42,749
	SPCG PCL	242,800	90,301
	Sri Trang Agro-Industry PCL	366,340	211,345
	Sri Trang Gloves Thailand PCL	340,700	90,793
	Sriracha Construction PCL	21,000	4,797
	Srisawad Capital 1969 PCL, Class F	32,200	26,639
	Srisawad Corp. PCL	162,867	264,708
	Srivichai Vejvivat PCL	95,700	23,962
	Star Petroleum Refining PCL	774,000	219,864
	Starflex PCL	106,500	10,354
*	STARK Corp. PCL	1,128,600	78,661
	Stars Microelectronics Thailand PCL	165,500	19,871
*	STP & I PCL	412,920	48,611
	Supalai PCL	498,100	309,238
	Super Energy Corp. PCL	7,278,900	127,896
	SVI PCL	101,500	28,238
	Synnex Thailand PCL	61,700	23,309
	Syntec Construction PCL	531,900	25,701
	TAC Consumer PCL, Class F	100,400	16,465
	Taokaenoi Food & Marketing PCL, Class F	94,900	25,707
	Tata Steel Thailand PCL	988,400	30,392
	Thai Nakarin Hospital PCL	12,500	13,361
	Thai Oil PCL	320,284	436,143
*	Thai Reinsurance PCL	297,000	8,785
	Thai Rubber Latex Group PCL	406,440	22,258
	Thai Solar Energy PCL, Class F	312,228	19,019
	Thai Stanley Electric PCL, Class F	8,800	46,774
	Thai Union Group PCL, Class F	547,800	221,382
	Thai Vegetable Oil PCL	221,650	170,388
	Thai Wah PCL, Class F	134,500	17,961
	Thaicom PCL	290,200	101,981
	Thaifoods Group PCL, Class F	701,000	105,722
	Thaire Life Assurance PCL, Class F	197,200	26,796
	Thanachart Capital PCL	97,700	123,743
	Thitikorn PCL	33,700	7,106
	Thonburi Healthcare Group PCL	87,600	171,878
	Thoresen Thai Agencies PCL	544,900	114,892
	Tipco Asphalt PCL	208,200	122,551
	TIPCO Foods PCL	132,600	34,560
	Tisco Financial Group PCL, NVDR	31,000	81,931

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Tisco Financial Group PCL	37,100	$98,053
	TKS Technologies PCL	33,000	9,422
	TMBThanachart Bank PCL	4,624,149	196,355
	TMT Steel PCL	109,200	24,304
	TOA Paint Thailand PCL	124,800	106,901
	TPC Power Holding PCL, Class F	54,800	10,832
	TPI Polene PCL	2,384,500	104,744
	TPI Polene Power PCL	1,084,900	105,480
	TQM Alpha PCL	72,200	53,916
	True Corp. PCL	3,224,993	750,822
*	TTCL PCL	75,100	8,841
	TTW PCL	254,500	64,468
	Union Auction PCL	164,600	43,864
*	Unique Engineering & Construction PCL	383,500	41,104
	United Paper PCL	151,300	53,169
	Univanich Palm Oil PCL	127,800	27,695
	Univentures PCL	490,400	37,339
	Vanachai Group PCL	243,000	34,015
	VGI PCL	637,050	62,684
	WHA Corp. PCL	1,375,600	177,250
	WHA Utilities & Power PCL	205,600	22,398
	WICE Logistics PCL	72,700	17,884
	Workpoint Entertainment PCL	81,820	38,577
	YGGDRAZIL Group PCL	78,400	16,301

TOTAL THAILAND			25,344,947

TURKEY — (0.3%)
	Akbank TAS	274,538	226,987
	Aksa Akrilik Kimya Sanayii AS	84,735	285,972
#	Aksa Enerji Uretim AS	135,820	195,431
	Alarko Holding AS	38,338	116,204
*	Albaraka Turk Katilim Bankasi AS	608,712	81,470
	Alkim Alkali Kimya AS	26,857	38,053
*	Anadolu Anonim Turk Sigorta Sirketi	59,865	55,348
	Anadolu Efes Biracilik Ve Malt Sanayii AS	43,440	140,686
	Anadolu Hayat Emeklilik AS	37,705	29,050
	Arcelik AS	46,477	231,587
	Aselsan Elektronik Sanayi Ve Ticaret AS	10,418	23,972
	Bera Holding AS	237,186	123,940
	BIM Birlesik Magazalar AS	40,857	328,286
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	10,522	64,546
	Borusan Yatirim ve Pazarlama AS	421	18,482
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	3,447	7,688
	Cimsa Cimento Sanayi VE Ticaret AS	14,544	63,444
	Coca-Cola Icecek AS	33,693	408,109
	Dogan Sirketler Grubu Holding AS	492,406	217,005
	EGE Endustri VE Ticaret AS	351	81,996
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	41,357	62,990
Ω	Enerjisa Enerji AS	61,562	88,285
	Enka Insaat ve Sanayi AS	92,855	130,671
	Eregli Demir ve Celik Fabrikalari TAS	35,118	59,925
*	Fenerbahce Futbol AS	11,914	31,661
	Ford Otomotiv Sanayi AS	11,312	312,690
*	Global Yatirim Holding AS	120,279	46,670
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	53,484	34,957
	GSD Holding AS	65,759	9,002
*	Gubre Fabrikalari TAS	6,467	67,257
*	Hektas Ticaret TAS	241,840	335,354
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	24,192	31,052

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Is Finansal Kiralama AS	35,715	$10,226
	Is Yatirim Menkul Degerler AS, Class A	97,764	220,870
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	38,641	29,024
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	198,891	153,378
	KOC Holding AS	38,439	149,650
	Kordsa Teknik Tekstil AS	17,841	59,088
#	Koza Altin Isletmeleri AS	221,214	215,137
*	Koza Anadolu Metal Madencilik Isletmeleri AS	38,753	70,640
	Logo Yazilim Sanayi Ve Ticaret AS	41,360	126,641
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	17,264	93,119
*	Migros Ticaret AS	38,967	349,620
*Ω	MLP Saglik Hizmetleri AS	5,480	18,617
*	NET Holding AS	46,404	24,443
*	Netas Telekomunikasyon AS	5,037	8,034
	Nuh Cimento Sanayi AS	13,762	91,352
#*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	119,899	36,771
	Otokar Otomotiv Ve Savunma Sanayi AS	1,999	86,384
*	Oyak Cimento Fabrikalari AS	17,621	27,369
*	Pegasus Hava Tasimaciligi AS	8,731	199,389
#*	Petkim Petrokimya Holding AS	190,463	127,406
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	99,401	148,631
	Sekerbank Turk AS	221,351	25,210
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	62,356	97,471
*	Sok Marketler Ticaret AS	14,028	23,982
	Tat Gida Sanayi AS	14,814	15,063
*	TAV Havalimanlari Holding AS	79,416	288,017
	Tekfen Holding AS	54,325	80,522
*	Teknosa Ic Ve Dis Ticaret AS	29,428	24,817
	Tofas Turk Otomobil Fabrikasi AS	33,556	331,454
*	Turk Hava Yollari AO	151,960	999,351
	Turk Telekomunikasyon AS	64,091	53,678
	Turkcell Iletisim Hizmetleri AS	237,210	404,097
*	Turkiye Halk Bankasi AS	95,158	51,481
	Turkiye Petrol Rafinerileri AS	37,450	127,887
*	Turkiye Sinai Kalkinma Bankasi AS	135,650	27,483
	Turkiye Sise ve Cam Fabrikalari AS	216,994	411,665
*	Turkiye Vakiflar Bankasi TAO, Class D	140,334	62,133
*	Ulker Biskuvi Sanayi AS	49,077	75,750
*	Vestel Elektronik Sanayi ve Ticaret AS	32,970	70,125
	Yapi ve Kredi Bankasi AS	548,219	267,472
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	61,645	97,923
*	Zorlu Enerji Elektrik Uretim AS	148,845	33,941

TOTAL TURKEY			9,764,081

UNITED ARAB EMIRATES — (0.4%)
	Abu Dhabi Commercial Bank PJSC	397,677	955,478
	Abu Dhabi Islamic Bank PJSC	444,765	1,377,914
	Abu Dhabi National Hotels	53,206	64,563
	Abu Dhabi National Insurance Co. PSC	21,800	33,139
	Abu Dhabi National Oil Co. for Distribution PJSC	459,012	549,091
	Abu Dhabi Ship Building Co. PJSC	9,768	10,879
	ADNOC Drilling Co. PJSC	197,178	230,503
	Agthia Group PJSC	119,231	150,119
	Air Arabia PJSC	731,475	437,009
*	Ajman Bank PJSC	427,285	191,034
*	AL Seer Marine Supplies & Equipment Co. LLC	30,672	64,143
	AL Yah Satellite Communications Co-PJSC-Yah Sat	14,554	10,193
	Aldar Properties PJSC	878,740	1,296,130
*	Alpha Dhabi Holding PJSC	11,516	69,031

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Amanat Holdings PJSC	396,191	$97,206
*	Amlak Finance PJSC	316,009	73,032
*	Apex Investment Co. PSC	104,954	56,148
*††	Arabtec Holding PJSC	67,000	0
	Aramex PJSC	218,715	194,751
*	Arkan Building Materials Co.	589,378	248,119
	Dana Gas PJSC	1,108,984	270,324
*	Deyaar Development PJSC	419,068	60,722
	Dubai Financial Market PJSC	375,438	154,007
	Dubai Investments PJSC	803,561	537,320
	Dubai Islamic Bank PJSC	651,790	988,841
	Emaar Development PJSC	372,437	561,800
	Emaar Properties PJSC	925,309	1,500,167
	Emirates Driving Co.	3,768	26,138
	Emirates Integrated Telecommunications Co. PJSC	118,773	163,518
	Emirates NBD Bank PJSC	334,613	1,287,017
	Emirates Telecommunications Group Co. PJSC	210,866	1,380,319
*	Eshraq Investments PJSC	417,145	57,705
	Fertiglobe PLC	407,491	426,770
	First Abu Dhabi Bank PJSC	150,160	580,640
*	Ghitha Holding PJSC	3,706	42,901
*	Gulf Navigation Holding PJSC	82,484	26,744
*	Gulf Pharmaceutical Industries PSC	102,715	27,205
	Islamic Arab Insurance Co.	110,980	19,505
*	Manazel PJSC	560,892	58,211
*	Palms Sports PrJSC	4,192	11,307
*	RAK Properties PJSC	431,444	72,959
	Ras Al Khaimah Ceramics	162,936	116,234
*	SHUAA Capital PSC	397,101	37,764
*	Union Properties PJSC	961,862	67,838

TOTAL UNITED ARAB EMIRATES			14,584,438

UNITED KINGDOM — (8.5%)
	3i Group PLC	173,852	3,868,040
	4imprint Group PLC	8,383	475,720
*	888 Holdings PLC	99,747	100,775
	abrdn PLC	592,347	1,587,329
*	accesso Technology Group PLC	4,553	39,029
	Admiral Group PLC	31,102	903,952
	Advanced Medical Solutions Group PLC	11,683	35,941
	AG Barr PLC	29,864	188,557
Ω	Airtel Africa PLC	188,850	285,074
	AJ Bell PLC	77,943	320,440
Ω	Alfa Financial Software Holdings PLC	27,801	49,665
	Alliance Pharma PLC	92,044	73,718
	Anglo American PLC	150,675	4,642,924
	Anglo-Eastern Plantations PLC	5,576	58,677
	Antofagasta PLC	38,270	703,900
	Argentex Group PLC	11,174	16,897
*	Ascential PLC	79,706	255,965
	Ashmore Group PLC	87,647	268,655
	Ashtead Group PLC	51,723	2,982,147
*	ASOS PLC	1,336	12,434
	Associated British Foods PLC	42,973	1,058,793
*Ω	Aston Martin Lagonda Global Holdings PLC	1,990	6,059
	AstraZeneca PLC, Sponsored ADR	23,829	1,744,759
	AstraZeneca PLC	19,840	2,919,713
Ω	Auto Trader Group PLC	186,625	1,492,435
	Aviva PLC	421,420	2,243,785

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Avon Protection PLC	7,418	$92,510
	B&M European Value Retail SA	149,641	903,375
*	Babcock International Group PLC	341,437	1,364,861
	BAE Systems PLC	177,586	2,262,442
	Balfour Beatty PLC	252,287	1,215,809
	Bank of Georgia Group PLC	16,230	603,761
	Barclays PLC, Sponsored ADR	101,186	816,571
	Barclays PLC	992,516	1,999,335
	Barratt Developments PLC	233,527	1,469,214
	Beazley PLC	109,699	823,013
	Begbies Traynor Group PLC	13,528	22,315
	Bellway PLC	41,745	1,265,686
	Berkeley Group Holdings PLC	27,410	1,533,925
	Bloomsbury Publishing PLC	27,878	157,299
	Bodycote PLC	95,757	831,617
*	boohoo Group PLC	222,867	138,269
	BP PLC, Sponsored ADR	396,055	15,953,095
	BP PLC	266,095	1,785,230
	BRAEMAR PLC	11,607	40,986
	Breedon Group PLC	101,712	87,970
	British American Tobacco PLC	127,371	4,705,823
	Britvic PLC	102,140	1,174,261
	BT Group PLC	2,422,466	4,838,371
	Bunzl PLC	25,699	1,023,002
	Burberry Group PLC	63,689	2,078,935
	Burford Capital Ltd.	53,593	704,965
	Bytes Technology Group PLC	86,927	452,500
*	C&C Group PLC	83,960	165,242
*	Capita PLC	396,458	173,284
*	Capricorn Energy PLC	221,725	611,233
*	Card Factory PLC	119,515	164,561
*	Carnival PLC	4,905	40,506
*	Carnival PLC, ADR	7,086	58,956
	Castings PLC	1,541	7,266
*	Cazoo Group Ltd.	1,151	2,049
	Centamin PLC	503,005	652,840
	Central Asia Metals PLC	37,001	95,711
	Centrica PLC	2,036,747	2,926,705
	Chemring Group PLC	77,510	277,451
	Chesnara PLC	52,272	182,419
	Clarkson PLC	4,322	168,722
	Close Brothers Group PLC	53,449	610,925
Ω	CMC Markets PLC	51,240	118,873
	Coats Group PLC	354,285	348,880
	Coca-Cola HBC AG	35,700	1,089,803
	Cohort PLC	4,887	26,720
	Compass Group PLC	87,291	2,302,811
	Computacenter PLC	27,087	785,269
Ω	ConvaTec Group PLC	173,166	478,730
*	Costain Group PLC	61,092	45,722
	Cranswick PLC	16,543	668,988
	Crest Nicholson Holdings PLC	116,528	393,755
	Croda International PLC	11,068	972,447
	Currys PLC	606,338	435,736
	CVS Group PLC	15,326	408,447
	DCC PLC	24,309	1,512,431
*	De La Rue PLC	50,837	26,861
*Ω	Deliveroo PLC	157,485	216,716
	DFS Furniture PLC	55,887	88,389

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
#	Diageo PLC, Sponsored ADR	20,164	$3,740,422
	Diageo PLC	40,355	1,840,837
*	Dignity PLC	12,198	84,801
	Diploma PLC	26,304	891,358
	Direct Line Insurance Group PLC	390,795	844,682
	DiscoverIE Group PLC	13,612	144,656
	Diversified Energy Co. PLC	30,477	36,273
	Domino’s Pizza Group PLC	110,666	409,428
	dotdigital group PLC	9,175	10,290
*	Dowlais Group PLC	313,752	522,852
	Dr Martens PLC	14,323	29,862
	Drax Group PLC	158,338	1,254,686
	DS Smith PLC	368,767	1,439,762
	Dunelm Group PLC	37,503	539,991
Ω	DWF Group PLC	12,252	9,879
*	easyJet PLC	69,018	433,010
	Ecora Resources PLC	55,621	83,619
	EKF Diagnostics Holdings PLC	10,269	3,617
*	Elementis PLC	225,641	356,397
	EMIS Group PLC	15,511	317,895
	Energean PLC	21,183	329,048
*	EnQuest PLC	583,328	122,472
	Entain PLC	51,468	937,819
	Epwin Group PLC	22,733	21,872
*	Esken Ltd.	88,439	5,896
	Essentra PLC	79,859	207,633
*††	Evraz PLC	100,308	0
	Experian PLC	78,411	2,776,132
*	FD Technologies PLC	2,675	63,402
	FDM Group Holdings PLC	26,848	227,271
	Ferrexpo PLC	178,615	242,864
	Fevertree Drinks PLC	14,628	249,623
	Firstgroup PLC	204,945	289,060
	Flowtech Fluidpower PLC	12,279	16,266
Ω	Forterra PLC	64,879	157,726
	Foxtons Group PLC	87,948	42,925
*	Frasers Group PLC	69,833	674,842
	Fresnillo PLC	26,391	236,178
*	Frontier Developments PLC	904	5,643
	Fuller Smith & Turner PLC, Class A	10,993	65,296
*Ω	Funding Circle Holdings PLC	9,016	6,229
	Future PLC	4,247	60,264
	Galliford Try Holdings PLC	22,850	51,046
	Games Workshop Group PLC	11,194	1,397,213
*	Gaming Realms PLC	6,673	2,578
	Gamma Communications PLC	12,889	188,981
	Gem Diamonds Ltd.	49,479	16,163
	Genel Energy PLC	50,158	70,089
	Genuit Group PLC	49,406	186,748
*	Georgia Capital PLC	13,863	140,291
	Glencore PLC	1,482,781	8,752,314
	Gooch & Housego PLC	2,235	14,542
	Grafton Group PLC	62,669	683,534
	Grainger PLC	244,692	796,099
*	Greencore Group PLC	149,646	161,344
	Greggs PLC	41,462	1,472,561
	GSK PLC	149,747	2,700,420
	GSK PLC, Sponsored ADR	75,193	2,709,204
	Gulf Keystone Petroleum Ltd.	80,045	136,599

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*Ω	Gym Group PLC	27,739	$36,239
	H&T Group PLC	4,726	27,167
	Haleon PLC	146,203	642,810
#	Haleon PLC, ADR	93,993	833,718
	Halfords Group PLC	155,159	409,848
	Halma PLC	23,348	679,039
	Harbour Energy PLC	88,243	274,506
	Hargreaves Lansdown PLC	65,434	662,470
	Hargreaves Services PLC	3,349	17,223
	Harworth Group PLC	36,607	53,838
	Hays PLC	465,650	668,046
	Headlam Group PLC	18,512	67,823
	Helical PLC	54,416	204,701
*	Helios Towers PLC	182,104	238,031
	Henry Boot PLC	13,509	40,484
	Hikma Pharmaceuticals PLC	48,374	1,120,379
	Hill & Smith PLC	26,470	457,920
	Hilton Food Group PLC	16,024	136,744
	Hiscox Ltd.	70,714	1,052,448
	Hochschild Mining PLC	97,500	88,092
	Hollywood Bowl Group PLC	43,997	133,092
*Ω	Hostelworld Group PLC	8,283	12,974
	Howden Joinery Group PLC	194,268	1,674,663
#	HSBC Holdings PLC, Sponsored ADR	230,666	8,315,509
Ω	HSS Hire Group PLC	131,944	22,246
	Hunting PLC	65,656	193,173
*	Hyve Group PLC	76,525	115,850
Ω	Ibstock PLC	139,290	297,741
	IDOX PLC	32,237	27,531
	IG Group Holdings PLC	146,326	1,350,811
	IMI PLC	107,145	2,149,741
	Impax Asset Management Group PLC	15,956	157,735
	Imperial Brands PLC	162,561	4,024,048
	Inchcape PLC	189,941	1,933,686
*	Indivior PLC	61,194	1,174,539
	Informa PLC	156,879	1,426,197
	IntegraFin Holdings PLC	39,926	136,476
#	InterContinental Hotels Group PLC, ADR	13,252	918,127
	InterContinental Hotels Group PLC	2,901	199,449
	Intermediate Capital Group PLC	61,889	1,016,201
	International Distributions Services PLC	271,132	863,196
	International Personal Finance PLC	109,260	135,241
	Intertek Group PLC	24,557	1,284,680
	Investec PLC	235,726	1,314,064
	iomart Group PLC	8,930	17,214
	IP Group PLC	234,887	166,134
#*	IQE PLC	175,261	54,445
	ITV PLC	1,139,168	1,159,466
*	IWG PLC	307,958	657,711
*	J D Wetherspoon PLC	30,631	275,065
	J Sainsbury PLC	505,272	1,755,823
*	James Fisher & Sons PLC	21,265	86,708
	James Halstead PLC	15,254	39,865
	JD Sports Fashion PLC	478,660	971,472
	JET2 PLC	20,824	321,609
*	John Wood Group PLC	248,057	703,856
	Johnson Matthey PLC	48,197	1,190,643
	Johnson Service Group PLC	60,151	91,959
Ω	JTC PLC	3,347	33,388

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Jupiter Fund Management PLC	194,957	$319,077
*Ω	Just Eat Takeaway.com NV	10,655	186,762
	Just Group PLC	395,939	439,959
	Kainos Group PLC	24,997	390,111
	Keller Group PLC	37,930	318,052
*	Kier Group PLC	138,933	134,091
*	Kin & Carta PLC	52,841	53,190
	Kingfisher PLC	600,593	1,946,580
	Lancashire Holdings Ltd.	86,480	666,574
	Learning Technologies Group PLC	4,309	6,107
	Legal & General Group PLC	636,253	1,877,278
*	Liberty Global PLC, Class A	4,558	88,918
*	Liberty Global PLC, Class C	11,158	226,948
	Liontrust Asset Management PLC	6,781	73,435
	Lloyds Banking Group PLC	4,305,890	2,615,917
	Lloyds Banking Group PLC, ADR	463,755	1,122,287
	London Stock Exchange Group PLC	11,080	1,163,325
	Lookers PLC	135,117	147,141
	LSL Property Services PLC	21,252	72,380
Ω	Luceco PLC	17,334	24,397
*	M&C Saatchi PLC	1,840	3,898
	M&G PLC	618,070	1,597,424
	Macfarlane Group PLC	47,125	63,521
	Man Group PLC	521,841	1,492,449
*	Marks & Spencer Group PLC	660,353	1,366,332
	Marshalls PLC	77,169	291,350
*	Marston’s PLC	338,990	148,519
	Me Group International PLC	131,516	212,752
	Mears Group PLC	52,545	146,338
	Mediclinic International PLC	146,328	917,220
	Melrose Industries PLC	313,752	1,616,165
*	Metro Bank PLC	34,840	44,676
	Midwich Group PLC	10,528	61,386
*	Mitchells & Butlers PLC	124,936	274,717
	Mitie Group PLC	384,398	445,031
	MJ Gleeson PLC	2,020	10,853
	Mondi PLC	94,275	1,502,303
	Moneysupermarket.com Group PLC	203,294	702,002
	Morgan Advanced Materials PLC	156,724	605,877
	Morgan Sindall Group PLC	15,768	336,314
	Mortgage Advice Bureau Holdings Ltd.	2,481	24,289
*	Motorpoint group PLC	16,165	27,407
	MP Evans Group PLC	2,235	23,733
#*	N Brown Group PLC	69,772	25,481
#*	Naked Wines PLC	9,105	12,904
	National Express Group PLC	316,854	484,250
	National Grid PLC	37,042	531,105
	National Grid PLC, Sponsored ADR	26,216	1,878,376
	NatWest Group PLC	201,371	663,336
#	NatWest Group PLC, Sponsored ADR	122,316	810,958
	NCC Group PLC	54,568	73,633
	Next 15 Group PLC	22,775	241,236
	Next PLC	16,529	1,402,432
	Ninety One PLC	150,277	341,282
	Norcros PLC	10,981	26,942
	Numis Corp. PLC	20,170	86,361
*	Ocado Group PLC	19,576	124,589
*Ω	On the Beach Group PLC	11,771	19,578
	OSB Group PLC	104,275	652,901

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Oxford Instruments PLC	14,863	$515,478
	Pagegroup PLC	131,499	750,456
	Pan African Resources PLC	493,111	109,401
	Paragon Banking Group PLC	89,126	563,333
	PayPoint PLC	31,673	174,920
	Pearson PLC, Sponsored ADR	102,601	1,132,715
*	Pendragon PLC	508,536	112,864
	Pennon Group PLC	52,896	572,048
	Persimmon PLC	68,220	1,129,020
*	Petra Diamonds Ltd.	6,172	5,285
#*	Petrofac Ltd.	114,585	102,988
	Pets at Home Group PLC	189,585	919,746
*	Pharos Energy PLC	110,586	32,084
	Phoenix Group Holdings PLC	162,995	1,214,403
	Phoenix Spree Deutschland Ltd.	2,099	5,344
*	Playtech PLC	103,861	753,923
	Plus500 Ltd.	34,070	712,765
	Polar Capital Holdings PLC	17,189	105,803
	Porvair PLC	2,540	19,869
	PPHE Hotel Group Ltd.	2,399	33,948
	Premier Foods PLC	346,159	543,378
#	Prudential PLC, ADR	6,683	204,834
	Prudential PLC	50,192	767,989
*	PureTech Health PLC	62,112	163,584
	PZ Cussons PLC	82,243	207,407
	QinetiQ Group PLC	154,165	720,347
Ω	Quilter PLC	440,271	471,310
*	Rank Group PLC	70,508	85,439
	Rathbones Group PLC	14,720	362,006
*††	Raven Property Group Ltd.	39,205	0
	Reach PLC	150,161	159,811
	Reckitt Benckiser Group PLC	47,862	3,867,717
	Record PLC	11,991	12,767
	Redde Northgate PLC	85,930	406,420
	Redrow PLC	92,358	602,139
	RELX PLC, Sponsored ADR	52,014	1,722,170
	RELX PLC	86,730	2,887,305
	Renew Holdings PLC	2,854	26,098
*	Renewi PLC	29,278	221,233
	Renishaw PLC	7,254	329,039
*	Renold PLC	76,389	26,131
	Rentokil Initial PLC	243,890	1,941,671
*	Restaurant Group PLC	260,091	132,369
	RHI Magnesita NV	16,687	470,632
	Ricardo PLC	11,713	88,153
	Rightmove PLC	156,534	1,133,005
	Rio Tinto PLC	2,919	185,568
	Rio Tinto PLC, Sponsored ADR	158,523	10,143,887
	RM PLC	3,746	3,903
	Robert Walters PLC	9,509	50,919
*	Rockhopper Exploration PLC	3,933	615
*	Rolls-Royce Holdings PLC	757,172	1,450,491
	Rotork PLC	242,247	998,369
	RS GROUP PLC	89,755	1,041,342
	RWS Holdings PLC	21,840	70,125
	S&U PLC	1,185	36,385
*	S4 Capital PLC	21,078	38,749
Ω	Sabre Insurance Group PLC	54,083	85,996
*	Saga PLC	40,900	67,210

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Sage Group PLC	89,556	$923,585
*	Savannah Energy PLC	205,545	66,491
	Savills PLC	56,587	685,040
	Schroders PLC	116,098	711,089
	ScS Group PLC	4,075	9,040
	Senior PLC	128,662	265,550
	Serco Group PLC	264,399	505,753
	Serica Energy PLC	66,434	198,572
	Severfield PLC	42,189	31,882
	Severn Trent PLC	24,285	894,504
	Shell PLC	69,241	2,127,649
	Shell PLC, ADR	433,805	26,887,234
*	SIG PLC	245,058	137,297
	Sirius Real Estate Ltd.	233,151	236,393
	Smart Metering Systems PLC	15,634	156,003
#	Smith & Nephew PLC, Sponsored ADR	7,231	236,454
	Smith & Nephew PLC	45,015	741,386
	Smiths Group PLC	55,628	1,176,235
	Softcat PLC	42,687	719,224
*	SolGold PLC	96,990	23,223
	Spectris PLC	22,012	1,042,435
	Speedy Hire PLC	170,632	68,997
	Spirax-Sarco Engineering PLC	9,560	1,335,940
*Ω	Spire Healthcare Group PLC	127,946	367,754
	Spirent Communications PLC	160,726	365,431
	SSE PLC	100,057	2,308,631
*	SSP Group PLC	174,055	563,910
	St. James’s Place PLC	36,711	558,305
*	Staffline Group PLC	15,961	8,175
	Standard Chartered PLC	310,696	2,461,685
	SThree PLC	35,092	186,199
	Strix Group PLC	13,571	18,732
*††	Studio Retail Group PLC	7,838	0
	STV Group PLC	6,164	19,456
*	Superdry PLC	28,193	30,563
	Synthomer PLC	169,320	255,128
	Tate & Lyle PLC	123,240	1,263,679
	Tatton Asset Management PLC	4,491	26,586
	Taylor Wimpey PLC	857,220	1,383,438
	TBC Bank Group PLC	9,369	277,159
	Telecom Plus PLC	21,520	488,134
	TEN Entertainment Group PLC	6,849	23,165
	Tesco PLC	918,715	3,248,073
#*	THG PLC	142,704	180,028
Ω	TI Fluid Systems PLC	16,684	22,177
	Topps Tiles PLC	88,422	56,875
	TP ICAP Group PLC	273,471	585,010
	Travis Perkins PLC	96,758	1,167,742
*	Tremor International Ltd., ADR	968	5,537
	Tribal Group PLC	9,048	4,430
	Trifast PLC	24,484	22,133
	TT Electronics PLC	80,929	173,079
#*	Tullow Oil PLC	313,425	110,031
	Tyman PLC	30,045	93,157
#	Unilever PLC, Sponsored ADR	85,101	4,725,659
	Unilever PLC	61,804	3,441,869
	United Utilities Group PLC	82,436	1,119,849
	Vanquis Banking Group PLC	77,415	218,969
*	Verici Dx PLC	205	36

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Vertu Motors PLC	184,858	$134,349
	Vesuvius PLC	74,424	379,862
	Victrex PLC	14,920	315,276
	VIDENDUM PLC	10,933	107,949
	Virgin Money UK PLC	435,964	856,842
	Vistry Group PLC	96,870	954,829
	Vodafone Group PLC	3,543,925	4,256,698
	Vodafone Group PLC, Sponsored ADR	1,833	21,904
	Volex PLC	3,638	11,695
	Volution Group PLC	31,574	172,470
	Vp PLC	1,242	9,989
*Ω	Watches of Switzerland Group PLC	76,240	798,080
	Watkin Jones PLC	52,943	64,456
	Weir Group PLC	43,953	1,017,220
	WH Smith PLC	42,994	852,833
	Whitbread PLC	40,120	1,642,193
	Wickes Group PLC	91,550	155,002
	Wilmington PLC	5,594	19,161
	Wincanton PLC	63,003	170,448
*	Wise PLC, Class A	8,362	57,897
*Ω	Wizz Air Holdings PLC	1,105	42,087
#	WPP PLC, Sponsored ADR	2,500	144,775
	WPP PLC	115,659	1,347,938
*	Xaar PLC	20,563	45,128
	XP Power Ltd.	236	6,556
	XPS Pensions Group PLC	15,239	31,207
	Young & Co.’s Brewery PLC	1,192	11,713
	Young & Co’s Brewery PLC, Class A	6,543	94,093

TOTAL UNITED KINGDOM			324,604,094

UNITED STATES — (0.1%)
	ADTRAN Holdings, Inc.	21,110	190,416
	Ferguson PLC	26,603	3,757,835
*	Noble Corp. PLC	6,609	247,970
*††	Rexlot Holdings	4,800,000	0
	Sempra Energy	1,186	180,479
	VAALCO Energy, Inc.	3,565	15,258

TOTAL UNITED STATES			4,391,958

TOTAL COMMON STOCKS			3,605,837,180

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.3%)
	Banco ABC Brasil SA	31,360	105,124
Ω	Banco BMG SA	43,000	17,932
	Banco Bradesco SA	330,400	917,447
	Banco do Estado do Rio Grande do Sul SA Class B	75,825	161,750
	Banco Pan SA	67,598	72,642
	Braskem SA Class A	31,067	123,264
	Centrais Eletricas Brasileiras SA Class B	16,900	123,367
	Centrais Eletricas de Santa Catarina SA	1,700	17,055
	Cia de Ferro Ligas da Bahia FERBASA	21,468	221,661
	Cia de Saneamento do Parana	282,323	216,222
	Cia Energetica de Minas Gerais	224,832	556,694
	Cia Energetica do Ceara Class A	3,900	39,096
	Cia Paranaense de Energia	237,500	381,882
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista	36,768	169,915
	Eucatex SA Industria e Comercio	22,000	38,153

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Gerdau SA	188,042	$949,296
	Grazziotin SA	6,900	39,592
	Itau Unibanco Holding SA	219,865	1,142,568
	Marcopolo SA	219,947	158,308
	Petroleo Brasileiro SA	813,284	3,864,395
	Raizen SA	204,532	130,811
	Randon SA Implementos e Participacoes	58,263	96,486
	Schulz SA	18,462	16,212
	Taurus Armas SA	17,500	59,997
	Track & Field Co. SA	12,967	26,725
	Unipar Carbocloro SA Class B	24,817	324,654
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	224,018	323,375

TOTAL BRAZIL			10,294,623

CHILE — (0.0%)
	Coca-Cola Embonor SA Class B	15,035	21,105
	Embotelladora Andina SA Class B	87,181	218,392

TOTAL CHILE			239,497

COLOMBIA — (0.0%)
	Banco Davivienda SA	3,541	15,904
	Grupo Argos SA	7,594	9,173
	Grupo Aval Acciones y Valores SA	235,543	29,481
	Grupo de Inversiones Suramericana SA	16,849	41,602

TOTAL COLOMBIA			96,160

GERMANY — (0.3%)
	Bayerische Motoren Werke AG	8,117	862,795
*	Dr Ing hc F Porsche AG	6,002	751,564
	Draegerwerk AG & Co. KGaA	3,939	221,661
	Fuchs Petrolub SE	21,128	834,703
	Henkel AG & Co. KGaA	17,553	1,419,134
	Jungheinrich AG	22,454	870,311
	Porsche Automobil Holding SE	18,681	1,040,480
	Sartorius AG	2,612	1,015,256
	Schaeffler AG	26,385	191,673
	Sixt SE	7,889	628,536
	STO SE & Co. KGaA	1,089	212,280
	Villeroy & Boch AG	5,018	106,354
	Volkswagen AG	28,448	3,884,567

TOTAL GERMANY			12,039,314

INDIA — (0.0%)
	Sundaram-Clayton Ltd.	1,920,960	79,809

PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	55,128	38,461

TOTAL PREFERRED STOCKS			22,787,864

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Decmil Group Ltd. Warrants 09/06/23	584	0
*	Highfield Resources Ltd. Warrants 06/19/24	424	0

AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG	12,809	0
*††	S Immo AG 8/11/23	7,826	0

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (0.0%)
*	3R Petroleum Oleo E Gas SA Rights 05/22/23	4,531	$6,977
*	Localiza Rent a Car SA Rights 05/11/23	180	619
*	Meliuz SA Rights 05/25/23	334	39

TOTAL BRAZIL			7,635

FRANCE — (0.0%)
#*	Arabi Group Holding KSC Rights 05/02/23	7,475	12,143

HONG KONG — (0.0%)
*	Xinyi Energy Holdings Ltd. Rights 05/23/23	60,476	0

ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/30	6,942	0

SINGAPORE — (0.0%)
*	Ezion Holdings Ltd.	328,770	0
*	Keppel Infrastructure Trust Rights 05/10/23	41,122	709

TOTAL SINGAPORE			709

SPAIN — (0.0%)
*	Faes Farma SA Rights 05/02/23	132,218	17,931
*	Tecnicas Reunidas SA Rights 05/02/23	5,120	5,821

TOTAL SPAIN			23,752

TAIWAN — (0.0%)
*	Acer, Inc. Rights 06/16/23	355	0
*	Taiwan Cogeneration Corp. Rights 04/19/23	11,816	6,991

TOTAL TAIWAN			6,991

THAILAND — (0.0%)
*	Bangkok Ranch PCL Warrants 09/01/26	118,100	934
*	Better World Green PCL Warrants 03/13/24	293,033	0
*	Kiatnakin Phatra Bank PCL Warrants 04/26/24	15,066	0

TOTAL THAILAND			934

TOTAL RIGHTS/WARRANTS			52,164

MUTUAL FUNDS — (0.0%)
UNITED STATES — (0.0%)
	BRPR Corporate Offices Fundo de Investimento Imobiliario	870	10,251

TOTAL INVESTMENT SECURITIES (Cost $3,119,553,469)			3,628,687,459

			Value†
SECURITIES LENDING COLLATERAL — (4.6%)
@§	The DFA Short Term Investment Fund	15,039,823	173,965,636

TOTAL INVESTMENTS — (100.0%) (Cost $3,293,520,061)			$3,802,653,095

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

As of April 30, 2023, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500 ® E-mini Index	165	06/16/23	$33,050,716	$34,555,125	$1,504,409

Total Futures Contracts			$33,050,716	$34,555,125	$1,504,409

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,197,019	$152,320,043	$1,246	$159,518,308
Austria	—	13,359,227	—	13,359,227
Belgium	829,469	29,322,308	—	30,151,777
Brazil	45,464,578	303,255	—	45,767,833
Canada	269,937,816	778,696	—	270,716,512
Chile	1,009,981	4,481,763	—	5,491,744
China	22,421,092	285,758,935	593,031	308,773,058
Colombia	927,960	37,535	—	965,495
Czech Republic	—	1,615,466	—	1,615,466
Denmark	—	68,350,198	—	68,350,198
Egypt	71,405	81,765	—	153,170
Finland	522,078	37,509,730	—	38,031,808
France	717,761	219,258,995	—	219,976,756
Germany	1,592,414	172,683,483	—	174,275,897
Greece	26,197	3,700,410	—	3,726,607
Hong Kong	56,665	53,841,688	11,473	53,909,826
Hungary	—	2,216,601	—	2,216,601
India	3,191,437	180,500,291	119,136	183,810,864
Indonesia	238,590	22,204,067	27,099	22,469,756
Ireland	7,482,386	13,817,816	—	21,300,202
Israel	2,468,295	17,547,386	—	20,015,681
Italy	368,912	68,252,373	—	68,621,285
Japan	1,861,802	535,545,947	—	537,407,749
Kuwait	274,385	119,559	—	393,944
Malaysia	—	18,618,830	—	18,618,830
Mexico	29,701,729	75,810	—	29,777,539
Netherlands	15,190,578	66,080,997	—	81,271,575
New Zealand	—	8,750,111	—	8,750,111
Norway	275,359	22,105,993	—	22,381,352
Peru	415,248	—	—	415,248
Philippines	18,131	8,941,127	32,635	8,991,893
Poland	—	10,905,828	—	10,905,828
Portugal	—	7,357,201	—	7,357,201
Qatar	—	9,636,086	—	9,636,086
Saudi Arabia	43,689	36,592,663	—	36,636,352
Singapore	—	25,806,479	32,482	25,838,961
South Africa	5,460,525	39,098,131	—	44,558,656
South Korea	749,451	137,717,431	94,306	138,561,188
Spain	614,941	58,113,471	—	58,728,412
Sweden	22,854	72,225,310	—	72,248,164
Switzerland	15,985,965	187,864,526	—	203,850,491
Taiwan	11,147,627	186,440,710	11,674	197,600,011
Thailand	23,574,154	1,770,793	—	25,344,947
Turkey	—	9,764,081	—	9,764,081

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
United Arab Emirates	—	$14,584,438	—		$14,584,438
United Kingdom	$84,967,918	239,636,176	—		324,604,094
United States	348,861	4,043,097	—		4,391,958
Preferred Stocks
Brazil	10,276,691	17,932	—		10,294,623
Chile	—	239,497	—		239,497
Colombia	96,160	—	—		96,160
Germany	—	12,039,314	—		12,039,314
India	—	79,809	—		79,809
Philippines	—	38,461	—		38,461
Rights/Warrants
Brazil	—	7,635	—		7,635
France	—	12,143	—		12,143
Singapore	—	709	—		709
Spain	—	23,752	—		23,752
Taiwan	—	6,991	—		6,991
Thailand	—	934	—		934
Mutual Funds	10,251	—	—		10,251
Securities Lending Collateral	—	173,965,636	—		173,965,636
Futures Contracts**	1,504,409	—	—		1,504,409

TOTAL	$567,064,783	$3,236,169,639	$923,082	^	$3,804,157,504

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.1%)
BRAZIL — (3.8%)
*	3R Petroleum Oleo E Gas SA	703,410	$4,466,297
	AES Brasil Energia SA	1,569,514	3,360,682
	Aliansce Sonae Shopping Centers SA	2,080,764	7,776,062
	Allied Tecnologia SA	60,100	56,150
	Alper Consultoria e Corretora de Seguros SA	27,400	150,519
	Alupar Investimento SA	908,854	4,927,105
	Ambev SA, ADR	4,439,378	12,430,258
*	Anima Holding SA	1,250,884	579,322
	Arezzo Industria e Comercio SA	179,136	2,384,027
	Atacadao SA	1,405,820	3,029,906
	Auren Energia SA	1,599,891	5,061,606
	B3 SA - Brasil Bolsa Balcao	7,972,516	18,669,351
	Banco Bradesco SA	2,039,912	5,079,535
	Banco BTG Pactual SA	1,492,292	7,006,993
	Banco do Brasil SA	1,689,092	14,514,312
	Banco Modal SA	258,400	101,541
	Banco Santander Brasil SA	872,235	4,698,856
	BB Seguridade Participacoes SA	1,673,182	11,509,458
	Bemobi Mobile Tech SA	64,500	176,774
*	Blau Farmaceutica SA	54,200	216,026
	Boa Vista Servicos SA	120,900	182,278
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	443,418	2,147,836
	Braskem SA, ADR, Class A	454,922	3,575,687
*	BRF SA	4,599,944	5,846,996
*	C&A MODAS SA	168,080	93,681
	Caixa Seguridade Participacoes SA	58,331	110,632
	Camil Alimentos SA	736,866	1,063,682
	CCR SA	6,639,379	18,063,349
	Centrais Eletricas Brasileiras SA	1,354,359	9,191,438
*	Centro De Imagem Diagnosticos SA	166,856	764,397
	Cia Brasileira de Aluminio	368,176	389,745
#	Cia Brasileira de Distribuicao, ADR	89,028	269,755
*	Cia Brasileira de Distribuicao	1,142,471	3,435,796
*	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	922,480	8,531,618
#*	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	27,235	251,924
	Cia de Saneamento de Minas Gerais Copasa MG	1,109,411	3,790,121
	Cia de Saneamento do Parana	1,425,458	5,429,990
	Cia de Saneamento do Parana	884,000	653,988
#	Cia Energetica de Minas Gerais, Sponsored ADR	284,504	688,500
	Cia Energetica de Minas Gerais	979,067	3,965,106
	Cia Paranaense de Energia	710,016	1,012,112
	Cia Paranaense de Energia	209,372	1,639,615
#	Cia Siderurgica Nacional SA, Sponsored ADR	2,818,413	8,032,477
	Cia Siderurgica Nacional SA	976,470	2,781,916
	Cielo SA	8,468,370	9,270,079
*	Cogna Educacao SA	13,965,794	5,711,981
*	Construtora Tenda SA	455,027	532,771
	Cosan SA	1,744,490	5,239,276
	CPFL Energia SA	188,582	1,252,979
	Cruzeiro do Sul Educacional SA	146,000	71,130
	CSU Digital SA	215,633	497,169
	Cury Construtora e Incorporadora SA	514,220	1,276,323
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,266,983	7,022,111
Ω	Desktop - Sigmanet Comunicacao Multimidia S.A.	7,000	12,378
	Dexco SA	2,869,224	3,388,213

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Diagnosticos da America SA	59,100	$100,123
	Dimed SA Distribuidora da Medicamentos	514,774	1,071,285
	Direcional Engenharia SA	591,396	1,861,526
	EcoRodovias Infraestrutura e Logistica SA	1,281,469	1,585,201
	EDP - Energias do Brasil SA	1,586,028	7,154,583
*	Embraer SA	564,473	2,197,776
*	Embraer SA, Sponsored ADR	1,090,681	16,851,021
	Empreendimentos Pague Menos SA	742,206	437,485
	Enauta Participacoes SA	1,014,332	2,348,838
	Energisa SA	982,500	8,233,790
*	Eneva SA	2,249,555	5,118,980
	Engie Brasil Energia SA	646,961	5,347,889
	Equatorial Energia SA	3,501,716	19,194,217
	Eternit SA	369,100	692,645
	Even Construtora e Incorporadora SA	764,619	774,154
	Ez Tec Empreendimentos e Participacoes SA	782,301	2,278,927
	Fleury SA	1,443,731	4,202,850
	Fras-Le SA	164,109	308,621
*	Gafisa SA	56,097	64,444
	Gafisa SA, ADR	11,462	38,054
	Gerdau SA, Sponsored ADR	2,645,587	13,201,481
#	Gol Linhas Aereas Inteligentes SA, ADR	110,562	296,307
Ω	GPS Participacoes e Empreendimentos SA	209,874	529,755
	Grendene SA	1,514,959	2,481,498
	Grupo De Moda Soma SA	243,018	409,269
*	Grupo Mateus SA	2,851,486	3,150,024
	Grupo SBF SA	491,467	756,740
	Guararapes Confeccoes SA	686,928	582,563
*Ω	Hapvida Participacoes e Investimentos SA	6,074,600	3,361,381
*	Hidrovias do Brasil SA	1,447,122	742,739
*††	Hua Han Health Industry Holdings Ltd.	17,460,041	0
	Hypera SA	686,318	5,125,575
	Instituto Hermes Pardini SA	254,860	1,034,708
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	30,700	138,919
*	International Meal Co. Alimentacao SA, Class A	1,372,786	577,980
	Iochpe-Maxion SA	1,560,804	3,551,691
	Irani Papel e Embalagem SA	387,935	675,102
*	IRB-Brasil Resseguros SA	246,052	1,552,437
	Itau Unibanco Holding SA	824,011	3,649,385
	Jalles Machado SA	634,044	999,155
	JBS SA	3,647,033	13,088,314
	JHSF Participacoes SA	2,818,667	2,192,636
	JSL SA	228,965	330,516
	Kepler Weber SA	855,876	1,237,192
	Klabin SA	5,224,194	20,036,656
	Lavvi Empreendimentos Imobiliarios Ltda	124,100	134,356
	Light SA	1,467,901	947,640
	Localiza Rent a Car SA	583,599	6,787,482
*Ω	Locaweb Servicos de Internet SA	1,644,020	1,733,739
	LOG Commercial Properties e Participacoes SA	220,977	726,134
*	Log-in Logistica Intermodal SA	246,000	1,907,218
*	Lojas Quero Quero SA	726,644	598,762
	Lojas Renner SA	1,442,057	4,579,611
	LPS Brasil-Consultoria de Imoveis SA	375,988	131,164
	M Dias Branco SA	526,220	3,017,341
*	Magazine Luiza SA	4,203,254	2,814,641
	Mahle Metal Leve SA	335,127	1,931,694
	Marcopolo SA	770,800	431,158
*Ω	Meliuz SA	680,684	117,364

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Melnick Even Desenvolvimento Imobiliario SA	106,300	$73,953
	Mills Estruturas e Servicos de Engenharia SA	1,279,913	2,347,970
	Minerva SA	1,575,373	2,700,477
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	51,600	37,657
*	Moura Dubeux Engenharia SA	211,900	236,634
	Movida Participacoes SA	1,364,346	2,355,150
	MRV Engenharia e Participacoes SA	2,290,645	3,306,597
	Multilaser Industrial SA	70,400	28,088
	Natura & Co. Holding SA	3,172,099	7,033,846
	Neoenergia SA	217,203	672,799
	Odontoprev SA	1,650,968	3,310,012
*	Omega Energia SA	83,718	155,088
*	Orizon Valorizacao de Residuos SA	140,710	967,632
	Ouro Fino Saude Animal Participacoes SA	12,400	62,400
	Pet Center Comercio e Participacoes SA	152,100	188,150
*	Petro Rio SA	2,549,517	17,762,484
	Petroleo Brasileiro SA, Sponsored ADR	776,944	7,373,199
	Petroleo Brasileiro SA, Sponsored ADR	1,228,197	13,043,452
	Petroleo Brasileiro SA	16,003,488	85,571,399
	Petroreconcavo SA	169,180	667,521
	Plano & Plano Desenvolvimento Imobiliario SA	21,400	26,258
	Porto Seguro SA	1,550,820	7,813,486
	Portobello SA	518,834	627,244
	Positivo Tecnologia SA	831,500	1,248,634
	Qualicorp Consultoria e Corretora de Seguros SA	1,104,244	878,914
	Raia Drogasil SA	2,404,106	12,666,888
Ω	Rede D’Or Sao Luiz SA	1,371,270	6,287,530
	Romi SA	458,537	1,377,137
	Rumo SA	1,386,664	5,476,820
	Santos Brasil Participacoes SA	1,583,511	2,685,854
	Sao Carlos Empreendimentos e Participacoes SA	22,300	73,278
	Sao Martinho SA	1,457,449	9,175,167
#	Sendas Distribuidora SA, ADR	92,577	1,135,920
	Sendas Distribuidora SA	3,331,365	8,208,524
*Ω	Ser Educacional SA	35,845	23,212
	SIMPAR SA	1,992,644	3,064,192
	Sinqia SA	162,000	517,070
	SLC Agricola SA	986,510	8,603,635
	Suzano SA	2,609,590	20,823,145
#	Suzano SA, Sponsored ADR	140,729	1,121,611
	SYN prop e tech SA	188,634	128,585
	Tegma Gestao Logistica SA	235,960	891,272
	Telefonica Brasil SA	841,993	6,941,488
#	Telefonica Brasil SA, ADR	294,101	2,402,805
	TIM SA	3,750,737	10,527,751
	TOTVS SA	864,930	4,449,678
	Transmissora Alianca de Energia Eletrica SA	1,722,371	12,593,703
	Tres Tentos Agroindustrial SA	30,390	66,108
	Trisul SA	415,879	293,495
	Tupy SA	657,319	2,938,813
	Ultrapar Participacoes SA	4,003,779	11,591,196
#	Ultrapar Participacoes SA, Sponsored ADR	74,790	214,647
	Unifique Telecomunicacoes SA	32,800	22,490
	Unipar Carbocloro SA	62,270	783,400
	Usinas Siderurgicas de Minas Gerais SA Usiminas	731,052	1,033,305
	Vale SA	12,398,050	179,962,877
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	412,130	869,242
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	700,495	1,716,197

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*	Via SA	7,542,449	$2,782,410
	Vibra Energia SA	4,146,389	10,973,242
	Vivara Participacoes SA	286,500	1,224,050
	Vulcabras Azaleia SA	615,786	1,643,232
	WEG SA	1,558,049	12,844,736
	Wilson Sons Holdings Brasil SA	141,900	284,494
	Wiz Co.	104,712	124,072
*	XP, Inc., BDR	90,479	1,314,793
	YDUQS Participacoes SA	1,987,369	3,235,382
*	Zamp SA	1,164,875	980,888

TOTAL BRAZIL			920,367,943

CHILE — (0.5%)
	Aguas Andinas SA, Class A	13,260,729	4,008,198
	Banco de Chile	8,969,120	954,965
#	Banco de Chile, ADR	292,036	6,191,166
	Banco de Credito e Inversiones SA	121,941	3,678,245
	Banco Itau Chile SA, ADR	23,704	81,068
	Banco Itau Chile SA	683,251,728	1,540,437
	Banco Santander Chile, ADR	306,008	5,860,053
	Besalco SA	2,741,825	1,370,760
*	Camanchaca SA	49,415	3,397
	CAP SA	787,910	5,515,614
*	Cementos BIO BIO SA	179,409	144,683
	Cencosud SA	5,729,073	11,674,605
	Cencosud Shopping SA	272,691	432,387
	Cia Cervecerias Unidas SA	72,473	591,635
#	Cia Cervecerias Unidas SA, Sponsored ADR	5,040	80,993
	Cia Sud Americana de Vapores SA	103,556,771	10,582,097
	Colbun SA	31,252,990	4,375,225
	Cristalerias de Chile SA	59,157	217,501
	Embotelladora Andina SA, ADR, Class B	88,869	1,343,699
	Empresa Nacional de Telecomunicaciones SA	1,116,526	4,644,527
	Empresas CMPC SA	3,043,100	4,768,686
	Empresas COPEC SA	846,192	5,887,966
	Empresas Hites SA	1,398,342	163,696
	Enel Americas SA	38,740,641	5,278,997
	Enel Chile SA	4,051,277	230,856
*	Engie Energia Chile SA	2,183,537	1,690,027
	Falabella SA	1,014,199	2,174,764
	Forus SA	450,262	811,559
	Grupo Security SA	4,159,419	875,990
	Hortifrut SA	164,407	259,976
	Instituto de Diagnostico SA	4,394	7,023
	Inversiones Aguas Metropolitanas SA	3,034,599	2,105,141
	Inversiones La Construccion SA	234,904	1,484,064
	Masisa SA	3,525,317	130,532
	Molibdenos y Metales SA	84,693	367,215
	Multiexport Foods SA	3,567,240	1,003,114
	Parque Arauco SA	3,315,681	4,698,840
	PAZ Corp. SA	1,378,694	755,724
	Plaza SA	215,925	276,844
	Ripley Corp. SA	6,616,188	1,342,498
	Salfacorp SA	3,025,615	1,228,237
	Sigdo Koppers SA	1,861,026	2,628,144
	SMU SA	5,749,510	1,004,250
	Sociedad Matriz SAAM SA	25,868,926	2,637,685
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	229,724	15,501,775
	Socovesa SA	1,574,885	183,387

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	SONDA SA	3,724,700	$1,905,053
	Vina Concha y Toro SA	2,853,887	3,394,614

TOTAL CHILE			126,087,912

CHINA — (27.8%)
	360 Security Technology, Inc., Class A	843,034	1,948,048
#*	361 Degrees International Ltd.	7,448,000	4,207,359
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	658,134	2,922,222
Ω	3SBio, Inc.	11,987,500	12,011,015
	5I5J Holding Group Co. Ltd., Class A	1,881,600	852,293
*††	A Metaverse Co.	940,000	3,473
*	AAC Technologies Holdings, Inc.	6,189,000	13,084,643
Ω	AAG Energy Holdings Ltd.	1,855,000	388,646
	Accelink Technologies Co. Ltd., Class A	399,537	1,383,592
	ADAMA Ltd., Class A	220,100	271,938
	Addsino Co. Ltd., Class A	651,400	955,051
*	Advanced Technology & Materials Co. Ltd., Class A	528,400	670,854
	AECC Aero-Engine Control Co. Ltd., Class A	146,387	504,619
	AECC Aviation Power Co. Ltd., Class A	103,572	655,949
	Aerospace Hi-Tech Holdings Group Ltd., Class A	421,511	591,287
#*	Agile Group Holdings Ltd.	11,990,465	2,439,577
*	Agora, Inc., ADR	24,383	81,683
	Agricultural Bank of China Ltd., Class H	90,984,460	35,177,540
	Aier Eye Hospital Group Co. Ltd., Class A	735,001	3,129,071
*	Air China Ltd., Class H	2,154,000	1,906,669
	Aisino Corp., Class A	541,000	1,137,895
	Ajisen China Holdings Ltd.	4,092,000	511,876
Ω	Ak Medical Holdings Ltd.	2,442,000	3,281,949
*	Alibaba Group Holding Ltd., Sponsored ADR	2,168,694	183,666,695
*	Alibaba Group Holding Ltd.	19,206,500	203,082,281
#*	Alibaba Health Information Technology Ltd.	5,088,000	3,667,477
*	Alibaba Pictures Group Ltd.	69,850,000	4,445,025
Ω	A-Living Smart City Services Co. Ltd.	7,304,250	5,866,298
	All Winner Technology Co. Ltd., Class A	210,470	804,757
*Ω	Alliance International Education Leasing Holdings Ltd.	1,917,000	1,347,937
	Allmed Medical Products Co. Ltd., Class A	357,400	591,958
	Aluminum Corp. of China Ltd., Class H	21,840,000	12,974,281
*	Amlogic Shanghai Co. Ltd., Class A	51,696	625,718
	Amoy Diagnostics Co. Ltd., Class A	121,546	494,223
*	An Hui Wenergy Co. Ltd., Class A	643,539	505,650
	Angang Steel Co. Ltd., Class H	15,797,908	5,247,892
	Angel Yeast Co. Ltd., Class A	221,000	1,278,195
	Anhui Anke Biotechnology Group Co. Ltd., Class A	531,400	848,090
	Anhui Conch Cement Co. Ltd., Class H	6,329,500	19,985,511
	Anhui Construction Engineering Group Co. Ltd., Class A	859,516	783,327
	Anhui Expressway Co. Ltd., Class H	2,650,000	2,699,739
	Anhui Guangxin Agrochemical Co. Ltd., Class A	239,980	1,012,790
	Anhui Gujing Distillery Co. Ltd., Class A	26,402	1,043,949
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	1,008,857	1,359,028
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	271,670	1,264,792
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	548,700	656,913
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	100,800	171,506
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	1,932,380	1,466,385
	Anhui Jinhe Industrial Co. Ltd., Class A	169,582	632,461
	Anhui Korrun Co. Ltd., Class A	83,762	199,014
	Anhui Kouzi Distillery Co. Ltd., Class A	208,828	1,817,101
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd., Class A	165,200	155,485
*	Anhui Tatfook Technology Co. Ltd., Class A	492,400	649,829
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	260,160	435,338

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	822,400	$848,363
	Anhui Xinhua Media Co. Ltd., Class A	739,600	846,394
	Anhui Yingjia Distillery Co. Ltd., Class A	200,000	1,851,325
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	320,000	540,398
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	8,748	341,696
	Anjoy Foods Group Co. Ltd., Class A	24,534	603,072
	Anker Innovations Technology Co. Ltd., Class A	70,100	742,629
	ANTA Sports Products Ltd.	3,557,800	44,210,010
*Ω	Antengene Corp. Ltd.	279,000	96,360
#*	Anton Oilfield Services Group	22,496,000	1,308,847
	Aoshikang Technology Co. Ltd., Class A	169,200	982,975
*	Aotecar New Energy Technology Co. Ltd., Class A	1,733,400	646,908
*	Aowei Holdings Ltd.	187,000	16,396
*††	Aoyuan Healthy Life Group Co. Ltd.	70,000	3,110
	Apeloa Pharmaceutical Co. Ltd., Class A	468,300	1,398,727
	ApicHope Pharmaceutical Co. Ltd., Class A	126,260	875,567
	APT Satellite Holdings Ltd.	1,946,000	627,944
#*Ω	Archosaur Games, Inc.	125,000	79,471
	Art Group Holdings Ltd.	455,000	13,887
#*Ω	Ascletis Pharma, Inc.	1,841,000	598,317
	Asia Cement China Holdings Corp.	5,177,000	2,271,529
Ω	AsiaInfo Technologies Ltd.	945,600	1,731,046
	Asymchem Laboratories Tianjin Co. Ltd., Class A	40,160	734,517
	Autobio Diagnostics Co. Ltd., Class A	128,955	1,066,448
	Avary Holding Shenzhen Co. Ltd., Class A	455,931	1,723,187
	AVIC Industry-Finance Holdings Co. Ltd., Class A	851,100	470,112
	AviChina Industry & Technology Co. Ltd., Class H	20,437,212	11,046,556
	AVICOPTER PLC, Class A	72,100	443,205
	Bafang Electric Suzhou Co. Ltd., Class A	27,208	350,840
#Ω	BAIC Motor Corp. Ltd., Class H	18,998,000	5,346,793
*	Baidu, Inc., Sponsored ADR	356,687	43,020,019
Ω	BAIOO Family Interactive Ltd.	7,872,000	427,967
	Bank of Beijing Co. Ltd., Class A	3,303,908	2,262,781
	Bank of Changsha Co. Ltd., Class A	924,447	1,094,052
	Bank of Chengdu Co. Ltd., Class A	1,314,600	2,613,196
	Bank of China Ltd., Class H	204,333,702	81,602,285
	Bank of Chongqing Co. Ltd., Class H	3,349,000	1,900,518
	Bank of Communications Co. Ltd., Class H	25,189,618	16,269,974
	Bank of Guiyang Co. Ltd., Class A	1,309,900	1,069,557
	Bank of Hangzhou Co. Ltd., Class A	803,259	1,457,935
	Bank of Jiangsu Co. Ltd., Class A	2,308,060	2,572,135
	Bank of Nanjing Co. Ltd., Class A	2,233,996	3,039,633
	Bank of Ningbo Co. Ltd., Class A	1,072,601	4,247,291
	Bank of Shanghai Co. Ltd., Class A	2,128,012	1,930,629
	Bank of Suzhou Co. Ltd., Class A	832,459	904,340
	Baoshan Iron & Steel Co. Ltd., Class A	5,862,137	5,457,825
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	340,200	239,585
*	Baoye Group Co. Ltd., Class H	1,616,440	863,502
#*	Baozun, Inc., Sponsored ADR	295,140	1,366,498
#*	Baozun, Inc., Class A	21,000	32,039
	BBMG Corp., Class H	19,844,404	2,559,936
	Bear Electric Appliance Co. Ltd., Class A	93,896	1,143,985
	Befar Group Co. Ltd., Class A	472,000	343,502
	Beibuwan Port Co. Ltd., Class A	910,045	1,127,034
#*	BeiGene Ltd., ADR	777	198,104
*	BeiGene Ltd.	330,000	6,475,910
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	327,416	532,421
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	104,852	661,037
	Beijing Capital Development Co. Ltd., Class A	1,921,600	1,241,873

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	4,570,230	$1,982,208
*	Beijing Capital International Airport Co. Ltd., Class H	14,016,000	10,919,117
	Beijing Career International Co. Ltd., Class A	108,418	637,715
	Beijing Certificate Authority Co. Ltd., Class A	75,874	362,168
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	417,500	1,067,112
*	Beijing Compass Technology Development Co. Ltd., Class A	46,200	332,788
	Beijing Ctrowell Technology Corp. Ltd., Class A	230,068	313,001
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	293,600	300,020
	Beijing Dahao Technology Corp. Ltd., Class A	82,400	175,802
	Beijing Easpring Material Technology Co. Ltd., Class A	112,500	872,213
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	297,220	1,461,737
*	Beijing Energy International Holding Co. Ltd.	19,730,000	489,542
	Beijing Enlight Media Co. Ltd., Class A	595,800	880,355
	Beijing Enterprises Holdings Ltd.	3,683,028	15,284,521
	Beijing Enterprises Water Group Ltd.	31,870,469	8,093,061
*††	Beijing Gas Blue Sky Holdings Ltd.	8,656,000	109,827
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	624,964	891,769
	Beijing Haixin Energy Technology Co. Ltd., Class A	1,488,456	779,108
*	Beijing Health Holdings Ltd.	13,284,000	121,807
*	Beijing Hezong Science & Technology Co. Ltd., Class A	520,300	354,411
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	16,058	619,356
*	Beijing Jetsen Technology Co. Ltd., Class A	2,113,091	2,128,893
	Beijing Jingneng Clean Energy Co. Ltd., Class H	8,292,000	2,034,316
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	93,700	81,182
	Beijing Jingyuntong Technology Co. Ltd., Class A	1,105,570	1,006,707
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	57,000	296,774
	Beijing New Building Materials PLC, Class A	425,879	1,631,286
	Beijing North Star Co. Ltd., Class H	6,058,000	694,870
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	1,517,005	425,362
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	598,989	992,100
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	501,160	2,148,590
	Beijing Originwater Technology Co. Ltd., Class A	664,873	525,430
*	Beijing Philisense Technology Co. Ltd., Class A	709,200	381,558
	Beijing Roborock Technology Co. Ltd., Class A	15,167	664,867
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	149,814	380,201
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	31,600	50,549
	Beijing Shiji Information Technology Co. Ltd., Class A	282,930	783,792
	Beijing Shougang Co. Ltd., Class A	1,391,400	743,807
	Beijing Shunxin Agriculture Co. Ltd., Class A	160,400	802,559
	Beijing Sinnet Technology Co. Ltd., Class A	734,910	1,309,082
	Beijing SL Pharmaceutical Co. Ltd., Class A	563,965	774,413
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	573,245	464,034
	Beijing Strong Biotechnologies, Inc., Class A	255,605	864,131
	Beijing SuperMap Software Co. Ltd., Class A	237,400	728,521
*	Beijing Thunisoft Corp. Ltd., Class A	297,206	386,049
	Beijing Tiantan Biological Products Corp. Ltd., Class A	166,170	644,222
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,428,000	2,917,916
	Beijing Tongrentang Co. Ltd., Class A	171,372	1,440,445
	Beijing Ultrapower Software Co. Ltd., Class A	1,387,300	2,756,124
	Beijing United Information Technology Co. Ltd., Class A	59,720	519,009
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	1,882,000	612,788
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	20,100	304,872
*	Beijing Watertek Information Technology Co. Ltd., Class A	862,743	392,808
	Beijing Yanjing Brewery Co. Ltd., Class A	654,500	1,238,208
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	35,407	362,500
	Beijing Zhidemai Technology Co. Ltd., Class A	13,316	94,770
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	359,605	617,356

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	3,281,952	$2,575,551
	Beken Corp., Class A	29,500	125,206
	Bengang Steel Plates Co. Ltd., Class A	1,716,618	1,002,591
*	Berry Genomics Co. Ltd., Class A	57,000	104,397
	Best Pacific International Holdings Ltd., Class H	1,354,000	191,678
	Bestore Co. Ltd., Class A	38,606	186,902
	Bestsun Energy Co. Ltd., Class A	924,440	571,565
	Betta Pharmaceuticals Co. Ltd., Class A	51,156	503,676
	Better Life Commercial Chain Share Co. Ltd., Class A	63,000	46,663
	BGI Genomics Co. Ltd., Class A	91,500	820,876
	Biem.L.Fdlkk Garment Co. Ltd., Class A	357,300	1,860,359
*	Bilibili, Inc., Class Z	196,780	4,003,125
	Binjiang Service Group Co. Ltd.	355,000	1,085,978
	Black Peony Group Co. Ltd., Class A	563,082	543,373
Ω	Blue Moon Group Holdings Ltd.	94,000	55,923
*	Blue Sail Medical Co. Ltd., Class A	609,228	671,413
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	1,312,102	2,481,359
Ω	BOC Aviation Ltd.	529,700	4,198,381
	BOC International China Co. Ltd., Class A	334,200	519,142
	BOE Technology Group Co. Ltd., Class A	9,637,179	5,600,316
	BOE Varitronix Ltd.	935,000	1,529,273
*	Bohai Leasing Co. Ltd., Class A	3,703,685	1,177,664
	Bosideng International Holdings Ltd.	19,346,157	9,541,090
	Bright Dairy & Food Co. Ltd., Class A	847,869	1,323,742
	Bright Real Estate Group Co. Ltd., Class A	563,094	180,877
	BrightGene Bio-Medical Technology Co. Ltd., Class A	104,214	362,223
††	Brilliance China Automotive Holdings Ltd.	20,104,000	8,450,959
	B-Soft Co. Ltd., Class A	697,015	866,338
	BTG Hotels Group Co. Ltd., Class A	188,471	589,874
#*	Burning Rock Biotech Ltd., ADR	10,922	33,967
	BYD Co. Ltd., Class H	1,397,800	42,390,018
	BYD Electronic International Co. Ltd.	4,701,222	14,257,570
	By-health Co. Ltd., Class A	433,629	1,495,023
	C C Land Holdings Ltd.	13,761,530	2,877,629
	C&D International Investment Group Ltd.	997,744	3,072,683
	C&S Paper Co. Ltd., Class A	738,871	1,258,082
	Cabbeen Fashion Ltd.	1,659,000	198,579
	Caitong Securities Co. Ltd., Class A	1,105,390	1,240,453
	Camel Group Co. Ltd., Class A	664,800	916,762
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	862,868	549,940
	Canmax Technologies Co. Ltd., Class A	140,400	987,933
	Canny Elevator Co. Ltd., Class A	450,900	554,398
#Ω	CanSino Biologics, Inc., Class H	554,000	2,625,595
#	Canvest Environmental Protection Group Co. Ltd.	2,812,000	1,480,854
	Capinfo Co. Ltd., Class H	60,000	2,679
*	Capital Environment Holdings Ltd.	13,364,000	238,121
*	Capitalonline Data Service Co. Ltd., Class A	231,200	544,643
	Carrianna Group Holdings Co. Ltd.	1,788,877	97,012
	Castech, Inc., Class A	144,570	560,558
	CCS Supply Chain Management Co. Ltd., Class A	288,300	250,864
	CECEP Guozhen Environmental Protection Technology Co. Ltd., Class A	171,400	174,584
	CECEP Solar Energy Co. Ltd., Class A	1,872,200	1,884,444
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	410,500	154,843
	CECEP Wind-Power Corp., Class A	1,478,490	816,505
	Central China Management Co. Ltd.	6,510,074	407,561
	Central China New Life Ltd.	1,801,000	621,788
#	Central China Real Estate Ltd.	9,590,328	236,750
	Central China Securities Co. Ltd., Class H	5,825,000	921,728
	CETC Cyberspace Security Technology Co. Ltd., Class A	3,300	15,512

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	CETC Digital Technology Co. Ltd., Class A	242,965	$835,707
	CGN New Energy Holdings Co. Ltd.	13,606,000	4,314,379
	CGN Nuclear Technology Development Co. Ltd., Class A	472,200	520,273
Ω	CGN Power Co. Ltd., Class H	25,979,000	6,860,086
	Changchun Faway Automobile Components Co. Ltd., Class A	459,510	538,784
	Changchun High & New Technology Industry Group, Inc., Class A	68,918	1,623,981
	Changjiang Securities Co. Ltd., Class A	1,305,899	1,070,580
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	51,220	811,047
*	Chanjet Information Technology Co. Ltd., Class H	50,100	34,049
	Chaowei Power Holdings Ltd.	4,943,000	1,043,421
	Chaozhou Three-Circle Group Co. Ltd., Class A	326,373	1,427,655
*	Cheetah Mobile, Inc., ADR	1,105	2,420
*	Chen Lin Education Group Holdings Ltd.	310,000	82,168
*	Cheng De Lolo Co. Ltd., Class A	639,500	834,130
	Chengdu ALD Aviation Manufacturing Corp., Class A	70,420	242,398
	Chengdu CORPRO Technology Co. Ltd., Class A	87,200	292,436
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	242,830	496,358
	Chengdu Galaxy Magnets Co. Ltd., Class A	156,372	367,411
	Chengdu Hongqi Chain Co. Ltd., Class A	1,022,700	921,984
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	151,000	364,099
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	279,641	747,639
	Chengdu Kanghua Biological Products Co. Ltd., Class A	53,725	669,695
	Chengdu Leejun Industrial Co. Ltd., Class A	44,300	46,030
	Chengdu Wintrue Holding Co. Ltd., Class A	800,900	1,195,553
	Chengdu Xingrong Environment Co. Ltd., Class A	659,492	497,541
	Chengtun Mining Group Co. Ltd., Class A	1,240,600	941,247
	Chenguang Biotech Group Co. Ltd., Class A	270,946	721,956
	Chengxin Lithium Group Co. Ltd., Class A	125,700	577,621
*	Chengzhi Co. Ltd., Class A	580,300	690,513
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	265,100	636,558
*	Chiho Environmental Group Ltd.	602,000	49,260
	China Aerospace International Holdings Ltd.	12,782,600	676,625
	China Aircraft Leasing Group Holdings Ltd.	1,919,000	1,203,933
*	China Anchu Energy Storage Group Ltd.	259,000	17,163
	China Automotive Engineering Research Institute Co. Ltd., Class A	415,200	1,337,389
	China Baoan Group Co. Ltd., Class A	312,592	482,366
	China Bester Group Telecom Co. Ltd., Class A	31,300	63,516
	China BlueChemical Ltd., Class H	14,903,122	3,939,348
Ω	China Bohai Bank Co. Ltd., Class H	5,611,500	930,490
#*	China Boton Group Co. Ltd.	450,000	163,477
	China CAMC Engineering Co. Ltd., Class A	670,993	1,366,333
	China Chengtong Development Group Ltd.	546,000	7,686
	China Cinda Asset Management Co. Ltd., Class H	48,652,000	5,787,181
	China CITIC Bank Corp. Ltd., Class H	28,026,607	15,161,410
	China Coal Energy Co. Ltd., Class H	12,479,168	10,722,231
	China Communications Services Corp. Ltd., Class H	21,811,327	11,951,831
*	China Conch Environment Protection Holdings Ltd.	9,231,500	2,880,194
	China Conch Venture Holdings Ltd.	8,108,000	12,936,520
	China Construction Bank Corp., Class H	325,242,302	217,432,930
	China CSSC Holdings Ltd., Class A	181,178	679,632
*	China CYTS Tours Holding Co. Ltd., Class A	302,500	620,602
	China Datang Corp. Renewable Power Co. Ltd., Class H	15,005,000	5,827,179
	China Design Group Co. Ltd., Class A	421,345	580,362
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	2,800,000	393,012
#*††	China Dili Group	10,867,661	342,658
	China Dongxiang Group Co. Ltd.	21,184,888	841,067
#Ω	China East Education Holdings Ltd.	4,132,000	2,068,656
*	China Eastern Airlines Corp. Ltd., Class H	11,052,000	4,345,474
	China Education Group Holdings Ltd.	8,074,000	7,188,532

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Electronics Huada Technology Co. Ltd.	4,112,000	$599,478
	China Electronics Optics Valley Union Holding Co. Ltd.	6,460,000	292,543
	China Energy Engineering Corp. Ltd., Class A	7,215,075	2,825,991
#	China Energy Engineering Corp. Ltd., Class H	5,668,000	854,650
	China Enterprise Co. Ltd., Class A	2,240,978	884,459
	China Everbright Bank Co. Ltd., Class H	10,340,000	3,311,490
	China Everbright Environment Group Ltd.	19,185,777	8,144,828
#Ω	China Everbright Greentech Ltd.	5,292,000	1,020,848
	China Everbright Ltd.	8,884,896	6,381,762
Ω	China Feihe Ltd.	19,960,000	13,478,752
	China Film Co. Ltd., Class A	764,300	1,784,661
*	China Finance Investment Holdings Ltd.	82,000	52,258
*††	China Financial Services Holdings Ltd.	71,200	6,758
	China Foods Ltd.	8,252,000	3,031,117
	China Galaxy Securities Co. Ltd., Class H	16,652,000	9,044,539
	China Gas Holdings Ltd.	18,121,600	23,312,892
#	China Glass Holdings Ltd.	3,264,000	422,047
	China Gold International Resources Corp. Ltd.	754,600	3,850,127
*	China Grand Automotive Services Group Co. Ltd., Class A	196,100	60,095
	China Great Wall Securities Co. Ltd., Class A	583,600	737,085
	China Greatwall Technology Group Co. Ltd., Class A	610,000	1,022,854
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	381,805	643,811
*	China Greenland Broad Greenstate Group Co. Ltd.	4,480,000	102,160
	China Hanking Holdings Ltd.	5,305,000	534,408
#*	China Harmony Auto Holding Ltd.	5,879,000	662,323
	China Harzone Industry Corp. Ltd., Class A	467,420	535,106
*††	China High Precision Automation Group Ltd.	1,360,000	55,442
*	China High Speed Railway Technology Co. Ltd., Class A	1,388,692	475,531
*	China High Speed Transmission Equipment Group Co. Ltd.	3,938,000	1,439,275
	China Hongqiao Group Ltd.	13,451,000	13,248,914
#*††Ω	China Huarong Asset Management Co. Ltd., Class H	23,960,000	1,256,576
#††	China Huiyuan Juice Group Ltd.	2,951,846	131,842
Ω	China International Capital Corp. Ltd., Class H	6,260,400	13,154,739
	China International Marine Containers Group Co. Ltd., Class H	4,965,840	3,209,085
#	China Isotope & Radiation Corp.	147,000	316,593
	China Jinmao Holdings Group Ltd.	44,368,526	8,288,992
	China Jushi Co. Ltd., Class A	1,251,507	2,638,597
	China Kepei Education Group Ltd.	3,338,000	1,097,270
	China Kings Resources Group Co. Ltd., Class A	170,536	882,222
	China Lesso Group Holdings Ltd.	12,311,000	10,643,151
	China Life Insurance Co. Ltd., Class H	6,233,000	11,974,560
	China Lilang Ltd.	4,006,000	2,176,171
*Ω	China Literature Ltd.	2,634,200	12,170,224
*	China Longevity Group Co. Ltd.	893,399	29,250
	China Longyuan Power Group Corp. Ltd., Class H	8,113,000	8,514,310
*††	China Maple Leaf Educational Systems Ltd.	12,398,000	105,822
	China Medical System Holdings Ltd.	13,982,800	23,213,117
	China Meheco Co. Ltd., Class A	273,401	562,376
	China Meidong Auto Holdings Ltd.	2,286,000	3,547,427
	China Mengniu Dairy Co. Ltd.	7,165,000	28,922,027
	China Merchants Bank Co. Ltd., Class H	15,550,646	75,064,875
	China Merchants Energy Shipping Co. Ltd., Class A	2,772,696	2,658,874
	China Merchants Land Ltd.	12,962,000	800,529
	China Merchants Port Holdings Co. Ltd.	9,860,917	14,631,843
	China Merchants Property Operation & Service Co. Ltd., Class A	37,500	84,096
#Ω	China Merchants Securities Co. Ltd., Class H	1,467,460	1,489,598
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	768,751	1,516,482
#*††	China Metal Recycling Holdings Ltd.	1,955,133	0
	China Minsheng Banking Corp. Ltd., Class H	18,102,960	6,650,028

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	China Modern Dairy Holdings Ltd.	27,075,000	$3,356,301
	China National Accord Medicines Corp. Ltd., Class A	224,715	2,110,358
	China National Building Material Co. Ltd., Class H	32,024,150	24,028,032
	China National Chemical Engineering Co. Ltd., Class A	1,436,900	2,200,719
	China National Medicines Corp. Ltd., Class A	384,382	2,295,175
	China National Nuclear Power Co. Ltd., Class A	4,488,021	4,478,335
	China National Software & Service Co. Ltd., Class A	19,630	161,705
Ω	China New Higher Education Group Ltd.	6,359,000	2,212,393
*	China New Town Development Co. Ltd.	386,177	2,949
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	983,500	748,957
	China Nonferrous Mining Corp. Ltd.	1,658,000	848,511
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	706,418	2,573,085
*	China Nuclear Energy Technology Corp. Ltd.	2,978,000	165,187
*	China Oil & Gas Group Ltd.	33,760,000	1,119,772
	China Oilfield Services Ltd., Class H	8,346,000	9,816,764
	China Oriental Group Co. Ltd.	10,070,000	1,620,815
	China Overseas Grand Oceans Group Ltd.	20,382,450	11,797,441
	China Overseas Land & Investment Ltd.	16,510,033	41,871,799
	China Overseas Property Holdings Ltd.	10,156,344	11,278,629
	China Pacific Insurance Group Co. Ltd., Class H	10,745,665	32,097,650
	China Petroleum & Chemical Corp., Class H	129,282,400	84,733,635
	China Power International Development Ltd.	22,822,600	8,663,421
*††	China Properties Group Ltd.	397,000	3,935
	China Publishing & Media Co. Ltd., Class A	971,093	1,399,443
	China Railway Group Ltd., Class H	17,289,000	13,292,455
	China Railway Hi-tech Industry Co. Ltd., Class A	170,500	261,899
Ω	China Railway Signal & Communication Corp. Ltd., Class H	8,358,000	3,925,063
	China Railway Tielong Container Logistics Co. Ltd., Class A	652,000	588,174
*	China Rare Earth Holdings Ltd.	9,802,399	594,686
*	China Rare Earth Resources & Technology Co. Ltd., Class A	123,301	603,043
	China Reinsurance Group Corp., Class H	28,338,000	2,170,997
#Ω	China Renaissance Holdings Ltd.	803,800	744,444
	China Resources Beer Holdings Co. Ltd.	4,741,661	36,628,266
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	110,500	606,280
	China Resources Cement Holdings Ltd.	27,920,946	12,640,454
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	235,054	705,874
	China Resources Gas Group Ltd.	5,391,100	17,016,125
	China Resources Land Ltd.	13,780,610	64,172,928
	China Resources Medical Holdings Co. Ltd.	6,047,000	5,646,843
	China Resources Microelectronics Ltd., Class A	96,230	797,476
Ω	China Resources Mixc Lifestyle Services Ltd.	340,000	1,802,545
Ω	China Resources Pharmaceutical Group Ltd.	12,648,000	12,564,041
	China Resources Power Holdings Co. Ltd.	6,848,820	14,911,438
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	165,785	1,412,459
#	China Risun Group Ltd.	4,777,000	2,236,128
*	China Ruifeng Renewable Energy Holdings Ltd.	932,000	5,691
*	China Ruyi Holdings Ltd.	13,252,000	3,225,878
	China Sanjiang Fine Chemicals Co. Ltd.	6,821,000	1,499,168
#	China SCE Group Holdings Ltd.	5,685,400	466,019
	China Science Publishing & Media Ltd., Class A	215,000	1,290,706
#*	China Shanshui Cement Group Ltd.	80,000	11,821
*Ω	China Shengmu Organic Milk Ltd.	5,757,000	227,443
	China Shenhua Energy Co. Ltd., Class H	13,153,500	43,689,969
	China Shineway Pharmaceutical Group Ltd.	2,580,000	2,695,179
#*	China Shuifa Singyes Energy Holdings Ltd.	1,598,000	143,076
*	China Silver Group Ltd.	10,000,000	536,002
#*	China South City Holdings Ltd.	34,840,711	2,268,706
	China South Publishing & Media Group Co. Ltd., Class A	681,834	1,363,704

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China Southern Airlines Co. Ltd., Class H	10,670,000	$7,473,718
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd., Class A	240,219	236,771
	China Starch Holdings Ltd.	21,115,000	523,288
	China State Construction Development Holdings Ltd.	3,186,000	1,116,785
	China State Construction Engineering Corp. Ltd., Class A	7,859,092	7,465,097
	China State Construction International Holdings Ltd.	12,450,000	15,479,103
#	China Sunshine Paper Holdings Co. Ltd.	5,283,500	1,844,218
	China Suntien Green Energy Corp. Ltd., Class H	10,487,000	4,594,120
	China Taiping Insurance Holdings Co. Ltd.	12,689,530	14,575,862
	China Testing & Certification International Group Co. Ltd., Class A	273,171	466,824
*	China Tianrui Group Cement Co. Ltd.	22,000	16,144
	China Tianying, Inc., Class A	1,716,946	1,149,108
	China Tourism Group Duty Free Corp. Ltd., Class A	139,417	3,252,714
Ω	China Tower Corp. Ltd., Class H	130,968,000	16,714,564
	China Traditional Chinese Medicine Holdings Co. Ltd.	24,338,000	13,304,544
*	China TransInfo Technology Co. Ltd., Class A	885,542	1,861,558
*	China Travel International Investment Hong Kong Ltd.	20,289,892	4,329,715
	China Tungsten & Hightech Materials Co. Ltd., Class A	699,200	1,344,207
	China Union Holdings Ltd., Class A	1,049,234	642,474
	China Vanke Co. Ltd., Class H	8,215,676	12,843,517
*††	China Vered Financial Holding Corp. Ltd.	1,620,000	2,208
	China Water Affairs Group Ltd.	6,172,000	4,946,930
	China West Construction Group Co. Ltd., Class A	777,900	1,016,398
*††	China Wood Optimization Holding Ltd.	2,848,000	61,244
	China World Trade Center Co. Ltd., Class A	272,900	731,248
Ω	China Xinhua Education Group Ltd.	245,000	25,351
	China XLX Fertiliser Ltd.	5,090,000	2,445,211
	China Yangtze Power Co. Ltd., Class A	2,583,803	8,168,699
	China Yongda Automobiles Services Holdings Ltd.	10,907,500	7,335,401
*Ω	China Yuhua Education Corp. Ltd.	17,470,000	2,886,720
#*	China ZhengTong Auto Services Holdings Ltd.	8,336,000	651,029
	China Zhenhua Group Science & Technology Co. Ltd., Class A	73,300	952,453
*	China Zheshang Bank Co. Ltd., Class H	162,000	58,052
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	292,074	117,737
#	China Zhongwang Holdings Ltd.	14,337,979	575,371
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	246,500	326,099
	Chinasoft International Ltd.	21,046,000	14,030,152
*	Chindata Group Holdings Ltd., ADR	348,063	2,196,278
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	743,172	1,917,941
	Chongqing Brewery Co. Ltd., Class A	85,900	1,294,900
	Chongqing Changan Automobile Co. Ltd., Class A	337,036	581,355
	Chongqing Department Store Co. Ltd., Class A	245,621	1,049,080
*	Chongqing Dima Industry Co. Ltd., Class A	1,935,401	500,505
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	752,272	1,929,004
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	108,900	405,748
	Chongqing Gas Group Corp. Ltd., Class A	344,000	366,084
*	Chongqing Iron & Steel Co. Ltd., Class H	2,890,000	328,655
	Chongqing Machinery & Electric Co. Ltd., Class H	1,975,962	161,582
	Chongqing Rural Commercial Bank Co. Ltd., Class H	21,925,000	8,474,647
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	806,500	876,321
	Chongqing Zaisheng Technology Corp. Ltd., Class A	540,220	348,895
	Chongqing Zhifei Biological Products Co. Ltd., Class A	318,812	3,752,852
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	705,800	658,390
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	577,000	634,288
	Chow Tai Seng Jewellery Co. Ltd., Class A	618,089	1,511,879
	Chu Kong Shipping Enterprises Group Co. Ltd.	166,000	20,983
	CIFI Ever Sunshine Services Group Ltd.	5,206,000	2,022,804

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	CIMC Enric Holdings Ltd.	6,108,000	$5,625,942
Ω	CIMC Vehicles Group Co. Ltd., Class H	181,000	187,738
	Cinda Real Estate Co. Ltd., Class A	1,972,000	1,278,431
	Cisen Pharmaceutical Co. Ltd., Class A	226,600	528,197
	CITIC Ltd.	17,857,567	22,416,436
	CITIC Press Corp., Class A	59,194	280,035
	CITIC Resources Holdings Ltd.	24,392,000	1,464,875
	CITIC Securities Co. Ltd., Class H	6,289,150	13,242,437
	City Development Environment Co. Ltd., Class A	464,440	790,374
*	Citychamp Watch & Jewellery Group Ltd.	10,322,000	1,552,685
*	CMGE Technology Group Ltd.	1,970,000	638,008
	CMOC Group Ltd., Class H	18,384,000	11,269,801
	CMST Development Co. Ltd., Class A	1,187,700	1,038,865
#*	CNFinance Holdings Ltd., ADR	48,387	127,955
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	784,957	716,058
	CNOOC Energy Technology & Services Ltd., Class A	2,600,600	1,389,121
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	564,000	1,143,216
	COFCO Biotechnology Co. Ltd., Class A	1,058,483	1,207,064
	COFCO Joycome Foods Ltd.	18,754,000	4,840,977
	COFCO Sugar Holding Co. Ltd., Class A	576,153	725,039
*††	Colour Life Services Group Co. Ltd.	3,381,545	50,101
	Comba Telecom Systems Holdings Ltd.	10,214,000	1,998,919
	Concord New Energy Group Ltd.	58,785,909	5,250,737
*	Confidence Intelligence Holdings Ltd.	22,000	66,259
	Consun Pharmaceutical Group Ltd.	3,930,000	2,554,917
	Contemporary Amperex Technology Co. Ltd., Class A	557,240	18,646,692
*	Continental Aerospace Technologies Holding Ltd.	16,594,207	190,812
*	Coolpad Group Ltd.	20,470,000	162,145
	COSCO SHIPPING Development Co. Ltd., Class H	29,046,300	3,896,119
*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	4,760,000	4,893,173
	COSCO SHIPPING Holdings Co. Ltd., Class H	18,406,849	21,379,906
	COSCO SHIPPING International Hong Kong Co. Ltd.	4,460,000	1,421,120
	COSCO SHIPPING Ports Ltd.	13,280,517	8,738,527
*	Cosmopolitan International Holdings Ltd.	20,000	3,723
#	Country Garden Holdings Co. Ltd.	49,707,191	12,804,561
	Country Garden Services Holdings Co. Ltd.	5,742,673	9,024,900
	CPMC Holdings Ltd.	4,395,000	2,510,202
*	CPT Technology Group Co. Ltd., Class A	1,776,693	500,713
	CQ Pharmaceutical Holding Co. Ltd., Class A	821,854	931,156
*	Crazy Sports Group Ltd.	16,280,600	393,635
	CRRC Corp. Ltd., Class H	3,156,000	2,042,255
	Crystal Clear Electronic Material Co. Ltd., Class A	152,980	493,193
Ω	CSC Financial Co. Ltd., Class H	3,073,500	3,128,845
	CSG Holding Co. Ltd., Class A	700,542	665,730
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	431,631	778,225
	CSPC Pharmaceutical Group Ltd.	42,822,400	43,605,894
#	CSSC Hong Kong Shipping Co. Ltd.	6,748,000	1,163,680
	CTS International Logistics Corp. Ltd., Class A	863,000	1,245,531
*	CWT International Ltd.	23,990,000	183,371
	Da Ming International Holdings Ltd.	112,000	23,879
	Daan Gene Co. Ltd., Class A	599,980	1,350,620
#Ω	Dali Foods Group Co. Ltd.	10,612,000	4,416,239
*	Dalian Bio-Chem Co. Ltd., Class A	43,200	92,452
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	1,047,363	764,277
	Dalipal Holdings Ltd.	1,444,000	533,682
	Daqin Railway Co. Ltd., Class A	2,784,238	3,097,193
	Dare Power Dekor Home Co. Ltd., Class A	63,209	76,035
	Dashang Co. Ltd., Class A	171,732	491,972
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	278,880	1,387,822

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Datang International Power Generation Co. Ltd., Class H	9,966,000	$1,868,937
	Dawnrays Pharmaceutical Holdings Ltd.	5,718,982	977,424
	Dazhong Transportation Group Co. Ltd., Class A	576,400	254,855
	Dazzle Fashion Co. Ltd., Class A	250,140	573,691
	DBG Technology Co. Ltd., Class A	501,756	743,701
	DeHua TB New Decoration Materials Co. Ltd., Class A	542,283	850,844
	Dexin China Holdings Co. Ltd.	941,000	67,457
	DHC Software Co. Ltd., Class A	790,212	888,792
	Dian Diagnostics Group Co. Ltd., Class A	255,700	1,000,978
#	Differ Group Auto Ltd.	17,510,000	297,462
	Digital China Group Co. Ltd., Class A	264,025	1,018,651
	Digital China Holdings Ltd.	6,504,000	2,701,901
	Digital China Information Service Co. Ltd., Class A	541,857	1,055,926
	Do-Fluoride Chemicals Co. Ltd., Class A	356,151	1,046,864
	Dong-E-E-Jiao Co. Ltd., Class A	165,943	1,234,124
	Dongfang Electric Corp. Ltd., Class H	1,457,200	2,064,816
	Dongfang Electronics Co. Ltd., Class A	640,253	831,939
	Dongfeng Motor Group Co. Ltd., Class H	18,226,000	8,720,232
	Dongguan Aohai Technology Co. Ltd., Class A	64,250	263,014
	Dongguan Development Holdings Co. Ltd., Class A	521,900	752,751
	Dongjiang Environmental Co. Ltd., Class H	1,479,595	481,148
	Dongxing Securities Co. Ltd., Class A	645,055	777,141
	Dongyue Group Ltd.	15,338,000	15,608,162
*	DouYu International Holdings Ltd., ADR	348,527	386,865
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	2,685,000	966,126
*Ω	East Buy Holding Ltd.	127,000	440,277
	East Group Co. Ltd., Class A	649,900	824,585
	East Money Information Co. Ltd., Class A	1,549,777	3,611,590
	E-Commodities Holdings Ltd.	15,438,000	2,563,552
	Ecovacs Robotics Co. Ltd., Class A	82,092	826,170
	Edan Instruments, Inc., Class A	179,888	405,659
	Edifier Technology Co. Ltd., Class A	501,600	1,451,456
	Edvantage Group Holdings Ltd.	2,682,088	932,728
	EEKA Fashion Holdings Ltd.	828,500	1,165,942
	EIT Environmental Development Group Co. Ltd., Class A	182,433	497,201
	Electric Connector Technology Co. Ltd., Class A	162,850	727,614
*	Elion Energy Co. Ltd., Class A	1,045,465	620,296
	Enjoyor Technology Co. Ltd., Class A	332,700	453,826
	ENN Energy Holdings Ltd.	1,886,400	25,865,572
	ENN Natural Gas Co. Ltd., Class A	809,895	2,377,177
	Eoptolink Technology, Inc.Ltd., Class A	271,660	2,714,305
	Era Co. Ltd., Class A	700,900	525,381
	Essex Bio-technology Ltd.	1,607,000	748,470
	Eternal Asia Supply Chain Management Ltd., Class A	1,408,300	1,115,438
#	EVA Precision Industrial Holdings Ltd.	11,860,516	1,322,375
	Eve Energy Co. Ltd., Class A	28,382	269,254
	Everbright Jiabao Co. Ltd., Class A	1,132,030	491,193
Ω	Everbright Securities Co. Ltd., Class H	954,400	707,878
*	EverChina International Holdings Co. Ltd.	18,107,500	373,919
*Ω	Everest Medicines Ltd.	158,500	288,470
*	Fangda Carbon New Material Co. Ltd., Class A	784,129	731,405
	Fangda Special Steel Technology Co. Ltd., Class A	1,682,131	1,297,423
#	Fanhua, Inc., Sponsored ADR	162,747	1,342,663
#	Far East Horizon Ltd.	15,306,000	13,769,613
	FAW Jiefang Group Co. Ltd.	722,200	849,946
	FAWER Automotive Parts Co. Ltd., Class A	806,478	543,069
*	Feitian Technologies Co. Ltd., Class A	48,300	80,343
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	484,400	1,432,604
	Fibocom Wireless, Inc., Class A	283,995	1,030,456

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	FIH Mobile Ltd.	9,734,000	$1,020,435
	Financial Street Holdings Co. Ltd., Class A	1,199,857	873,803
	FinVolution Group, ADR	306,759	1,220,901
	First Capital Securities Co. Ltd., Class A	970,200	830,763
	First Tractor Co. Ltd., Class H	1,384,000	736,944
	Flat Glass Group Co. Ltd., Class H	1,561,000	4,388,443
	Focus Media Information Technology Co. Ltd., Class A	4,033,000	3,755,785
	Foryou Corp.	5,100	20,880
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	344,271	3,516,132
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	307,884	383,024
	Fosun International Ltd.	11,046,120	7,746,906
*	Founder Holdings Ltd.	948,000	65,300
	Founder Securities Co. Ltd., Class A	1,286,500	1,302,505
	Fountain SET Holdings Ltd.	526,000	46,909
	Foxconn Industrial Internet Co. Ltd., Class A	2,263,556	5,273,213
	FriendTimes, Inc.	856,000	108,029
	Fu Shou Yuan International Group Ltd.	11,051,000	8,968,334
*	Fuan Pharmaceutical Group Co. Ltd., Class A	594,700	368,611
	Fufeng Group Ltd.	17,673,800	10,712,331
#*††	Fuguiniao Co. Ltd.	782,600	0
	Fujian Boss Software Development Co. Ltd., Class A	137,130	388,257
	Fujian Funeng Co. Ltd., Class A	533,603	906,890
	Fujian Longking Co. Ltd., Class A	462,211	1,111,717
	Fujian Star-net Communication Co. Ltd., Class A	283,508	869,621
	Fujian Sunner Development Co. Ltd., Class A	205,708	635,714
*	Fulin Precision Co. Ltd., Class A	189,900	279,735
#*	Fullshare Holdings Ltd.	42,082,518	541,811
	Fulongma Group Co. Ltd., Class A	15,572	22,352
	Fulu Holdings Ltd.	36,000	22,037
	Funshine Culture Group Co. Ltd., Class A	72,300	549,728
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	2,891,200	11,762,212
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	114,200	611,014
Ω	Ganfeng Lithium Group Co. Ltd., Class H	1,146,639	7,565,246
	Gansu Qilianshan Cement Group Co. Ltd., Class A	478,400	779,376
	Gansu Shangfeng Cement Co. Ltd., Class A	713,790	1,160,151
	Gaona Aero Material Co. Ltd., Class A	30,400	167,351
	G-bits Network Technology Xiamen Co. Ltd., Class A	29,200	2,209,634
	GCL Energy Technology Co. Ltd.	338,795	696,650
#*	GCL New Energy Holdings Ltd.	2,556,218	169,854
*	GCL Technology Holdings Ltd.	93,070,320	23,369,114
*	GD Power Development Co. Ltd., Class A	1,913,278	1,067,454
#*	GDS Holdings Ltd., ADR	145,833	2,264,786
*	GDS Holdings Ltd., Class A	1,751,000	3,390,274
	Geely Automobile Holdings Ltd.	19,868,000	24,665,002
	GEM Co. Ltd., Class A	554,200	563,091
	Gemdale Corp., Class A	897,400	1,058,819
	Gemdale Properties & Investment Corp. Ltd.	60,398,000	4,011,275
Ω	Genertec Universal Medical Group Co. Ltd.	7,664,000	5,099,267
*	Genimous Technology Co. Ltd., Class A	802,186	760,907
	GEPIC Energy Development Co. Ltd., Class A	243,500	179,176
	Getein Biotech, Inc., Class A	300,678	618,775
	GF Securities Co. Ltd., Class H	3,833,600	5,505,227
	Giant Network Group Co. Ltd., Class A	756,948	1,734,481
	GigaDevice Semiconductor, Inc., Class A	59,403	933,681
*	Ginlong Technologies Co. Ltd., Class A	23,359	384,867
	Glarun Technology Co. Ltd., Class A	282,300	658,023
*	Glorious Property Holdings Ltd.	15,865,712	153,712
*	Glory Health Industry Ltd.	4,190,000	95,080
	GoerTek, Inc., Class A	662,144	1,699,884

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Goke Microelectronics Co. Ltd., Class A	79,782	$1,175,459
	Goldcard Smart Group Co. Ltd.	195,200	378,489
*	Golden Eagle Retail Group Ltd.	3,171,000	1,826,234
Ω	Golden Throat Holdings Group Co. Ltd.	1,082,500	373,610
	GoldenHome Living Co. Ltd., Class A	48,860	250,380
	Goldenmax International Group Ltd., Class A	466,171	570,769
	Goldlion Holdings Ltd.	1,458,866	232,727
	Goldpac Group Ltd.	2,076,000	456,018
#*	GOME Retail Holdings Ltd.	73,215,660	979,361
*	Goodbaby International Holdings Ltd.	1,414,000	99,397
	GoodWe Technologies Co. Ltd., Class A	3,354	126,217
*	Gosuncn Technology Group Co. Ltd., Class A	688,950	349,573
	Gotion High-tech Co. Ltd., Class A	102,700	408,709
*	Grand Baoxin Auto Group Ltd.	7,576,864	348,135
*	Grand Industrial Holding Group Co. Ltd.	210,833	247,233
	Grand Pharmaceutical Group Ltd., Class L	10,079,000	6,562,949
	Grandblue Environment Co. Ltd., Class A	198,427	576,155
*	Grandjoy Holdings Group Co. Ltd., Class A	1,580,701	835,634
#	Great Wall Motor Co. Ltd., Class H	5,154,750	6,255,682
*	Greattown Holdings Ltd., Class A	768,452	345,434
*	Greatview Aseptic Packaging Co. Ltd.	6,747,000	1,507,888
	Gree Electric Appliances, Inc. of Zhuhai, Class A	697,053	3,961,891
	Gree Real Estate Co. Ltd., Class A	908,157	1,056,353
	Greenland Hong Kong Holdings Ltd.	9,371,275	719,209
	Greentown China Holdings Ltd.	7,933,500	9,534,831
Ω	Greentown Management Holdings Co. Ltd.	2,953,000	2,824,520
#	Greentown Service Group Co. Ltd.	10,964,000	6,735,358
	GRG Banking Equipment Co. Ltd., Class A	431,426	737,957
	GRG Metrology & Test Group Co. Ltd., Class A	330,300	1,080,922
	Grinm Advanced Materials Co. Ltd., Class A	209,000	415,795
	Guangdong Advertising Group Co. Ltd., Class A	1,014,100	855,403
	Guangdong Aofei Data Technology Co. Ltd., Class A	266,120	499,152
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	785,111	752,594
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	720,228	702,888
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	811,602	598,858
	Guangdong Dongpeng Holdings Co. Ltd.	412,888	495,149
	Guangdong Dowstone Technology Co. Ltd., Class A	331,132	628,230
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	506,516	562,388
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	215,364	672,149
	Guangdong Haid Group Co. Ltd., Class A	135,218	1,072,694
	Guangdong HEC Technology Holding Co. Ltd., Class A	612,245	687,874
	Guangdong Hongda Holdings Group Co. Ltd., Class A	219,400	947,865
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	983,273	474,768
	Guangdong Huiyun Tianium Industry Co. Ltd., Class A	258,900	365,695
	Guangdong Hybribio Biotech Co. Ltd., Class A	333,402	706,079
	Guangdong Investment Ltd.	10,538,000	10,074,079
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	52,100	525,829
	Guangdong Land Holdings Ltd.	1,989,361	197,907
	Guangdong Provincial Expressway Development Co. Ltd., Class A	761,111	853,168
	Guangdong Shirongzhaoye Co. Ltd., Class A	50,515	46,062
	Guangdong Sirio Pharma Co. Ltd., Class A	23,550	119,629
	Guangdong South New Media Co. Ltd., Class A	143,679	1,021,640
	Guangdong Tapai Group Co. Ltd., Class A	841,995	986,314
	Guangdong Topstar Technology Co. Ltd., Class A	206,858	369,005
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	542,100	1,279,426
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	1,789,281	695,858
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	360,204	1,155,885
	Guanghui Energy Co. Ltd., Class A	2,456,214	3,305,909

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Guangshen Railway Co. Ltd., Class H	11,070,700	$2,587,710
	Guangxi Guiguan Electric Power Co. Ltd., Class A	32,500	26,022
	Guangxi Liugong Machinery Co. Ltd., Class A	970,363	1,068,570
	Guangxi LiuYao Group Co. Ltd., Class A	150,400	517,824
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	1,736,914	655,079
	Guangzhou Automobile Group Co. Ltd., Class H	7,109,690	4,437,277
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	766,426	1,737,613
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	1,116,000	3,666,196
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	5,100	38,431
	Guangzhou Haige Communications Group, Inc. Co., Class A	689,350	981,861
	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	349,000	331,148
	Guangzhou Jet Biofiltration Co. Ltd., Class A	17,527	51,807
	Guangzhou KDT Machinery Co. Ltd., Class A	255,710	612,840
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	128,500	1,520,057
	Guangzhou Restaurant Group Co. Ltd., Class A	361,787	1,603,576
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	110,724	1,056,041
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	361,260	2,231,824
	Guangzhou Wondfo Biotech Co. Ltd., Class A	276,814	1,204,160
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	756,337	753,555
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	372,700	504,586
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	89,382	245,916
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	527,100	618,179
	Guizhou Gas Group Corp. Ltd., Class A	454,600	520,562
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	1,282,672	1,258,276
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	1,112,897	783,074
*	Guocheng Mining Co. Ltd., Class A	44,700	116,517
	Guolian Securities Co. Ltd., Class H	758,000	374,230
	Guomai Technologies, Inc., Class A	601,054	675,039
	Guosen Securities Co. Ltd., Class A	873,697	1,188,487
*	Guosheng Financial Holding, Inc., Class A	1,125,676	1,330,995
Ω	Guotai Junan Securities Co. Ltd., Class H	1,011,800	1,303,726
	Guoyuan Securities Co. Ltd., Class A	1,022,145	1,034,828
*	H World Group Ltd., ADR	431,109	20,219,012
*Ω	Haichang Ocean Park Holdings Ltd.	9,514,000	1,969,619
	Haier Smart Home Co. Ltd., Class A	914,762	3,138,000
	Haier Smart Home Co. Ltd., Class H	10,805,199	35,220,413
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	117,824	335,398
	Hainan Haide Capital Management Co. Ltd., Class A	577,165	1,569,043
*	Hainan Meilan International Airport Co. Ltd., Class H	1,696,000	3,516,979
	Hainan Poly Pharm Co. Ltd., Class A	196,196	598,767
*	Hainan Ruize New Building Material Co. Ltd., Class A	510,800	259,745
	Hainan Strait Shipping Co. Ltd., Class A	1,108,500	1,094,215
	Haitian International Holdings Ltd.	6,054,000	15,729,990
	Haitong Securities Co. Ltd., Class H	8,360,800	5,553,294
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	2,202,000	249,910
*	Hand Enterprise Solutions Co. Ltd., Class A	561,009	874,744
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	308,200	845,446
	Hangcha Group Co. Ltd., Class A	533,869	1,646,800
	Hangjin Technology Co. Ltd., Class A	222,600	1,299,624
	Hangxiao Steel Structure Co. Ltd., Class A	1,062,320	682,225
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	429,699	572,080
*	Hangzhou Century Co. Ltd., Class A	391,600	280,804
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	41,400	288,462
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	168,900	1,195,394
	Hangzhou First Applied Material Co. Ltd., Class A	86,828	616,887
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	42,066	331,005
	Hangzhou Lion Electronics Co. Ltd., Class A	51,320	342,702
	Hangzhou Onechance Tech Corp., Class A	90,000	391,325
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	263,057	1,528,841

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hangzhou Robam Appliances Co. Ltd., Class A	187,645	$706,816
	Hangzhou Silan Microelectronics Co. Ltd., Class A	292,000	1,391,543
	Hangzhou Tigermed Consulting Co. Ltd., Class A	32,500	427,700
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	212,100	1,766,834
	Hangzhou Zhongheng Electric Co. Ltd., Class A	141,500	153,186
	Han’s Laser Technology Industry Group Co. Ltd., Class A	383,061	1,447,757
Ω	Hansoh Pharmaceutical Group Co. Ltd.	2,222,000	4,053,602
	Haohua Chemical Science & Technology Co. Ltd., Class A	66,300	373,131
*Ω	Harbin Bank Co. Ltd., Class H	918,000	31,634
	Harbin Boshi Automation Co. Ltd., Class A	281,656	675,917
*	Harbin Electric Co. Ltd., Class H	4,808,587	2,143,908
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	878,309	293,181
*††	Harmonicare Medical Holdings Ltd.	898,000	0
	HBIS Resources Co. Ltd., Class A	454,300	911,772
*Ω	HBM Holdings Ltd.	300,000	79,274
	Health & Happiness H&H International Holdings Ltd.	2,254,500	3,860,760
*	Healthcare Co. Ltd., Class A	315,190	464,722
	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	229,400	173,041
*	Hebei Construction Group Corp. Ltd., Class H	215,500	22,290
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	250,200	1,166,849
	Hefei Meiya Optoelectronic Technology, Inc., Class A	242,710	952,404
	Hefei Urban Construction Development Co. Ltd., Class A	460,061	439,300
	Heilongjiang Agriculture Co. Ltd., Class A	514,500	1,009,545
#	Hello Group, Inc., Sponsored ADR	1,002,930	8,384,495
	Henan Jindan Lactic Acid Technology Co. Ltd., Class A	90,800	284,366
	Henan Jinma Energy Co. Ltd., Class H	496,000	162,743
	Henan Lingrui Pharmaceutical Co., Class A	313,700	757,712
	Henan Pinggao Electric Co. Ltd., Class A	557,900	926,561
*	Henan Senyuan Electric Co. Ltd., Class A	82,000	55,213
	Henan Shenhuo Coal & Power Co. Ltd., Class A	774,392	1,825,241
	Henan Shuanghui Investment & Development Co. Ltd., Class A	826,843	2,980,574
	Henan Thinker Automatic Equipment Co. Ltd., Class A	228,900	625,242
*	Henan Yicheng New Energy Co. Ltd., Class A	1,079,100	832,132
	Henan Yuguang Gold & Lead Co. Ltd., Class A	618,700	571,378
*	Henan Yuneng Holdings Co. Ltd., Class A	315,199	201,907
	Henan Zhongyuan Expressway Co. Ltd., Class A	1,011,125	498,132
	Hengan International Group Co. Ltd.	6,472,622	28,909,693
*	Hengdeli Holdings Ltd.	14,196,800	257,391
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	349,330	959,727
	Hengli Petrochemical Co. Ltd., Class A	1,791,883	4,094,714
	Hengtong Optic-electric Co. Ltd., Class A	387,804	817,043
	Hengyi Petrochemical Co. Ltd., Class A	1,331,944	1,475,790
	Hesteel Co. Ltd., Class A	4,520,900	1,508,951
	Hexing Electrical Co. Ltd., Class A	300,710	939,682
#*	Hi Sun Technology China Ltd.	9,834,000	929,207
*	Hilong Holding Ltd.	5,327,000	160,277
	Hisense Home Appliances Group Co. Ltd., Class H	3,343,000	7,733,637
	Hithink RoyalFlush Information Network Co. Ltd., Class A	75,816	1,955,805
*	Holitech Technology Co. Ltd., Class A	1,934,100	869,118
	Homeland Interactive Technology Ltd.	418,000	89,108
*	Hongda Xingye Co. Ltd., Class A	2,007,721	742,457
	Hongfa Technology Co. Ltd., Class A	288,836	1,306,271
*	Honghua Group Ltd.	18,594,000	479,678
*	Hongli Zhihui Group Co. Ltd., Class A	282,100	289,293
	Hongta Securities Co. Ltd., Class A	210,080	250,939
*††Ω	Honworld Group Ltd.	750,000	72,948
#*Ω	Hope Education Group Co. Ltd.	36,484,000	2,801,120
*	Hopefluent Group Holdings Ltd.	204,000	57,106
#	Hopson Development Holdings Ltd.	8,727,728	7,760,498

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hoyuan Green Energy Co. Ltd., Class A	63,211	$814,561
*Ω	Hua Hong Semiconductor Ltd.	5,695,000	23,401,367
	Huaan Securities Co. Ltd., Class A	2,070,640	1,495,296
	Huabao Flavours & Fragrances Co. Ltd., Class A	33,400	115,696
#	Huadian Power International Corp. Ltd., Class H	6,826,000	3,310,398
	Huadong Medicine Co. Ltd., Class A	235,132	1,408,422
	Huafon Chemical Co. Ltd., Class A	1,759,491	1,831,354
*	Huafon Microfibre Shanghai Technology Co. Ltd.	808,365	455,945
	Huafu Fashion Co. Ltd., Class A	1,047,950	466,425
	Huagong Tech Co. Ltd., Class A	103,700	500,252
	Huaibei Mining Holdings Co. Ltd., Class A	848,700	1,668,191
	Hualan Biological Engineering, Inc., Class A	292,960	986,509
*	Huaneng Power International, Inc., Class H	13,182,000	8,214,687
#*	Huanxi Media Group Ltd.	2,260,000	285,493
	Huapont Life Sciences Co. Ltd., Class A	1,073,623	819,187
Ω	Huatai Securities Co. Ltd., Class H	3,903,400	5,041,703
*	Huawen Media Group, Class A	875,755	327,768
*	Huaxi Holdings Co. Ltd.	540,000	94,264
	Huaxi Securities Co. Ltd., Class A	593,500	758,652
	Huaxia Bank Co. Ltd., Class A	2,003,788	1,668,168
	Huaxin Cement Co. Ltd., Class A	667,224	1,423,392
	Huaxin Cement Co. Ltd., Class H	10,900	10,863
	Huayu Automotive Systems Co. Ltd., Class A	829,231	1,964,346
#	Huazhong In-Vehicle Holdings Co. Ltd.	2,984,000	919,544
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	2,030,637	1,010,314
	Hubei Energy Group Co. Ltd., Class A	904,500	557,721
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	49,853	344,268
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	436,005	1,988,064
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	440,078	1,574,178
	Huishang Bank Corp. Ltd., Class H	2,676,400	851,268
	Huizhou Desay Sv Automotive Co. Ltd., Class A	50,016	747,991
	Humanwell Healthcare Group Co. Ltd., Class A	42,800	166,969
	Hunan Aihua Group Co. Ltd., Class A	250,422	803,486
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	1,088,800	534,948
*	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	617,000	304,178
	Hunan Gold Corp. Ltd., Class A	290,104	629,082
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	903,400	821,083
	Hunan Valin Steel Co. Ltd., Class A	2,564,800	1,957,522
	Hundsun Technologies, Inc., Class A	17,129	122,495
*	HUYA, Inc., ADR	357,219	1,160,962
*Ω	Hygeia Healthcare Holdings Co. Ltd.	1,066,400	7,858,514
*	Hytera Communications Corp. Ltd., Class A	1,130,202	978,211
*	HyUnion Holding Co. Ltd., Class A	724,900	775,405
*	IAT Automobile Technology Co. Ltd., Class A	100,700	175,131
#*	IBO Technology Co. Ltd.	572,000	96,595
*Ω	iDreamSky Technology Holdings Ltd.	2,964,800	1,350,060
	Iflytek Co. Ltd., Class A	233,303	2,044,240
	IKD Co. Ltd., Class A	252,133	698,040
Ω	IMAX China Holding, Inc.	944,800	919,071
	Industrial & Commercial Bank of China Ltd., Class H	176,952,725	95,201,272
	Industrial Bank Co. Ltd., Class A	2,917,880	7,268,423
	Industrial Securities Co. Ltd., Class A	2,308,832	2,244,367
	Infore Environment Technology Group Co. Ltd., Class A	1,288,801	987,040
#*Ω	Ingdan, Inc.	3,976,000	795,527
	Ingenic Semiconductor Co. Ltd., Class A	33,900	433,723
*	Inkeverse Group Ltd.	1,065,000	148,415
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	6,794,100	1,788,672
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	937,012	1,825,507
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	491,760	1,027,758

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,678,576	$1,680,793
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	854,400	497,680
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	891,600	1,123,340
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,161,800	4,961,054
	Inner Mongolia Yitai Coal Co. Ltd., Class H	898,400	1,837,536
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	1,457,300	1,547,445
*	Innuovo Technology Co. Ltd., Class A	175,100	162,398
*	Inspur Digital Enterprise Technology Ltd.	1,998,000	981,844
	Inspur Electronic Information Industry Co. Ltd., Class A	189,000	1,124,624
*	Inspur Software Co. Ltd., Class A	72,500	169,120
	Intco Medical Technology Co. Ltd., Class A	468,093	1,480,672
*	iQIYI, Inc., ADR	1,872,104	11,419,834
	IReader Technology Co. Ltd., Class A	142,155	512,308
*	IRICO Group New Energy Co. Ltd., Class H	54,800	58,918
#	IVD Medical Holding Ltd.	677,000	119,238
	JA Solar Technology Co. Ltd., Class A	413,520	2,412,671
	Jack Technology Co. Ltd., Class A	36,300	100,470
	Jade Bird Fire Co. Ltd., Class A	163,732	595,650
	Jafron Biomedical Co. Ltd., Class A	149,867	623,501
	Jason Furniture Hangzhou Co. Ltd., Class A	130,657	700,435
	JCET Group Co. Ltd., Class A	759,106	3,028,726
*Ω	JD Health International, Inc.	612,050	4,416,627
	JD.com, Inc., ADR	54,206	1,936,238
	JD.com, Inc., Class A	1,028,342	18,353,685
	Jenkem Technology Co. Ltd., Class A	16,537	300,672
*	JH Educational Technology, Inc.	668,000	98,821
*	Jiajiayue Group Co. Ltd., Class A	343,901	733,595
	Jiangling Motors Corp. Ltd., Class A	315,425	625,358
*	Jiangnan Group Ltd.	16,139,000	803,355
	Jiangsu Azure Corp., Class A	172,740	278,007
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	42,420	399,218
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	83,099	402,894
	Jiangsu Canlon Building Materials Co. Ltd., Class A	140,700	295,170
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	1,020,800	1,152,810
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	11,900	63,598
	Jiangsu Eastern Shenghong Co. Ltd., Class A	659,453	1,208,142
*	Jiangsu Etern Co. Ltd., Class A	42,500	39,488
	Jiangsu Expressway Co. Ltd., Class H	6,080,000	6,158,792
	Jiangsu Guomao Reducer Co. Ltd., Class A	231,420	650,534
	Jiangsu Guotai International Group Co. Ltd., Class A	1,108,319	1,310,371
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	105,354	937,861
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	112,454	791,121
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	286,976	472,564
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	380,700	708,908
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	1,652,200	974,054
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	87,437	253,038
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	243,580	1,037,925
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	270,001	2,335,273
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	727,800	515,914
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	105,867	588,368
	Jiangsu Linyang Energy Co. Ltd., Class A	443,400	503,452
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	260,900	1,071,474
	Jiangsu Pacific Quartz Co. Ltd., Class A	3,300	56,610
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	682,900	1,184,594
	Jiangsu Shagang Co. Ltd., Class A	1,491,632	844,825
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	649,100	932,182
	Jiangsu Sidike New Material Science & Technology Co. Ltd., Class A	96,060	321,714
	Jiangsu Sopo Chemical Co., Class A	483,716	485,952

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu ToLand Alloy Co. Ltd., Class A	31,600	$223,724
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	243,158	5,257,209
	Jiangsu Yangnong Chemical Co. Ltd., Class A	90,300	1,201,590
	Jiangsu Yoke Technology Co. Ltd., Class A	25,600	250,445
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	192,674	878,796
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	1,650,271	1,099,232
	Jiangsu Zhongtian Technology Co. Ltd., Class A	128,306	271,045
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	1,341,800	515,820
	Jiangxi Bank Co. Ltd., Class H	121,500	15,332
	Jiangxi Copper Co. Ltd., Class H	6,226,000	11,075,702
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	63,400	118,478
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	13,300	22,971
	Jiangxi Wannianqing Cement Co. Ltd., Class A	589,648	751,486
	Jiangzhong Pharmaceutical Co. Ltd., Class A	331,900	1,120,498
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	676,600	504,952
	Jiayou International Logistics Co. Ltd., Class A	132,365	536,077
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	289,270	710,170
*	Jilin Electric Power Co. Ltd., Class A	439,900	346,376
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	244,700	59,349
	Jinchuan Group International Resources Co. Ltd.	22,901,000	1,640,704
	Jinduicheng Molybdenum Co. Ltd., Class A	1,186,700	1,925,425
	Jingjin Equipment, Inc., Class A	84,740	354,202
*††	Jingrui Holdings Ltd.	2,527,000	54,727
	Jinhui Liquor Co. Ltd., Class A	163,900	607,804
	Jinke Smart Services Group Co. Ltd., Class H	13,300	20,385
#*	JinkoSolar Holding Co. Ltd., ADR	265,379	13,165,452
*	Jinlei Technology Co. Ltd., Class A	150,539	867,015
#*	Jinmao Property Services Co. Ltd.	345,664	164,269
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	350,600	566,499
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	641,300	287,503
	Jinneng Science&Technology Co. Ltd., Class A	522,659	700,983
	JiuGui Liquor Co. Ltd., Class A	53,900	871,087
#Ω	Jiumaojiu International Holdings Ltd.	4,464,000	10,030,218
	Jiuzhitang Co. Ltd., Class A	525,900	997,031
	Jizhong Energy Resources Co. Ltd., Class A	1,534,400	1,642,293
	JL Mag Rare-Earth Co. Ltd., Class A	130,867	527,606
	JNBY Design Ltd.	1,918,500	2,111,726
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	712,349	1,333,250
	Joinn Laboratories China Co. Ltd., Class A	33,352	238,885
*	Jointo Energy Investment Co. Ltd. Hebei, Class A	364,200	314,407
	Jointown Pharmaceutical Group Co. Ltd., Class A	641,450	1,535,503
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	248,278	1,319,865
*	Joy City Property Ltd.	20,606,000	854,502
#*	Joy Spreader Group, Inc.	3,077,000	357,574
	Joyoung Co. Ltd., Class A	377,034	887,458
#	JOYY, Inc., ADR	59,227	1,802,278
Ω	JS Global Lifestyle Co. Ltd.	5,980,500	5,302,148
	JSTI Group, Class A	684,800	646,255
	Ju Teng International Holdings Ltd.	6,558,090	1,089,441
	Juewei Food Co. Ltd., Class A	136,999	788,651
*	Juneyao Airlines Co. Ltd., Class A	113,900	295,329
	Jushri Technologies, Inc., Class A	91,200	165,097
*	Jutal Offshore Oil Services Ltd.	592,000	33,130
*Ω	JW Cayman Therapeutics Co. Ltd.	98,500	41,592
*	Kaiser China Cultural Co. Ltd., Class A	497,360	468,183
*	Kaishan Group Co. Ltd., Class A	296,500	713,589
*Ω	Kangda International Environmental Co. Ltd.	3,087,000	195,917
	Kangji Medical Holdings Ltd.	318,500	401,338
#*	Kasen International Holdings Ltd.	4,450,000	199,005

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	KBC Corp. Ltd., Class A	17,486	$444,520
	Keboda Technology Co. Ltd., Class A	3,200	24,811
	Keeson Technology Corp. Ltd., Class A	138,302	222,729
	Kehua Data Co. Ltd., Class A	149,460	907,270
*	Keshun Waterproof Technologies Co. Ltd., Class A	673,200	1,049,233
	Kinetic Development Group Ltd.	5,496,000	455,688
	Kingboard Holdings Ltd.	7,406,166	22,683,097
	Kingboard Laminates Holdings Ltd.	9,981,484	10,286,808
	KingClean Electric Co. Ltd., Class A	75,368	294,797
	Kingfa Sci & Tech Co. Ltd., Class A	914,590	1,178,883
	Kingsoft Corp. Ltd.	5,940,800	26,114,109
*	Ko Yo Chemical Group Ltd.	1,440,000	27,896
	Konfoong Materials International Co. Ltd., Class A	29,459	313,350
*	Kong Sun Holdings Ltd.	575,000	4,533
	Konka Group Co. Ltd., Class A	662,400	454,015
	KPC Pharmaceuticals, Inc., Class A	466,396	1,421,942
	Kuang-Chi Technologies Co. Ltd., Class A	133,735	339,593
	Kunlun Energy Co. Ltd.	30,382,000	28,164,336
	Kunlun Tech Co. Ltd., Class A	308,593	2,906,619
	Kunming Yunnei Power Co. Ltd., Class A	1,068,700	370,633
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	387,806	366,882
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	162,182	314,687
	Kweichow Moutai Co. Ltd., Class A	204,274	52,000,266
#*	KWG Group Holdings Ltd.	9,883,644	1,304,719
#	KWG Living Group Holdings Ltd.	8,727,072	1,184,749
*	Lakala Payment Co. Ltd., Class A	657,190	1,610,892
	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	306,300	234,826
	Lao Feng Xiang Co. Ltd., Class A	204,980	1,994,044
	Laobaixing Pharmacy Chain JSC, Class A	260,201	1,310,839
*	Launch Tech Co. Ltd., Class H	82,000	22,752
	LB Group Co. Ltd., Class A	781,985	1,957,705
	Lee & Man Chemical Co. Ltd.	1,849,339	1,209,179
	Lee & Man Paper Manufacturing Ltd.	12,105,200	5,145,535
	Lee’s Pharmaceutical Holdings Ltd.	2,451,000	468,643
Ω	Legend Holdings Corp., Class H	4,455,600	4,667,986
	Lenovo Group Ltd.	49,656,000	50,801,846
	Lens Technology Co. Ltd., Class A	910,328	1,535,252
*	Leo Group Co. Ltd., Class A	5,426,400	1,764,218
*	Leoch International Technology Ltd.	181,000	37,879
	Lepu Medical Technology Beijing Co. Ltd., Class A	277,930	959,910
	Levima Advanced Materials Corp., Class A	88,800	344,327
*	LexinFintech Holdings Ltd., ADR	842,616	2,013,852
	Leyard Optoelectronic Co. Ltd., Class A	1,109,150	1,015,502
#*	Li Auto, Inc., ADR	260,197	6,114,629
*	Li Auto, Inc., Class A	96,400	1,141,747
	Li Ning Co. Ltd.	7,365,083	52,672,246
	Lianhe Chemical Technology Co. Ltd., Class A	351,497	610,165
	Liao Ning Oxiranchem, Inc.,Class A	358,000	416,957
	Liaoning Cheng Da Co. Ltd., Class A	63,472	119,112
	Liaoning Port Co. Ltd., Class H	1,388,000	123,898
	Lier Chemical Co. Ltd., Class A	478,280	1,008,674
*	Lifestyle China Group Ltd.	1,898,000	279,247
*	Lifetech Scientific Corp.	19,538,000	6,843,752
*	Lingbao Gold Group Co. Ltd., Class H	102,000	22,132
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	968,403	476,649
*	Lingyi iTech Guangdong Co., Class A	1,048,700	899,506
	Liuzhou Iron & Steel Co. Ltd., Class A	812,817	512,050
#	Livzon Pharmaceutical Group, Inc., Class H	1,257,617	4,560,754
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	245,640	821,743

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	LK Technology Holdings Ltd.	1,297,500	$1,327,025
	Loncin Motor Co. Ltd., Class A	1,113,988	773,188
	Long Yuan Construction Group Co. Ltd., Class A	969,002	697,571
Ω	Longfor Group Holdings Ltd.	8,965,500	24,534,077
	Longhua Technology Group Luoyang Co. Ltd., Class A	438,831	505,302
	LONGi Green Energy Technology Co. Ltd., Class A	1,031,630	5,211,190
	Longshine Technology Group Co. Ltd., Class A	207,751	720,121
	Lonking Holdings Ltd.	21,736,000	3,853,893
	Luenmei Quantum Co. Ltd., Class A	839,305	742,755
	Luolai Lifestyle Technology Co. Ltd., Class A	609,929	1,122,867
*	Luoniushan Co. Ltd., Class A	583,000	630,177
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	398,497	407,362
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	47,090	277,704
	Lushang Health Industry Development Co. Ltd., Class A	344,700	546,157
	Luxi Chemical Group Co. Ltd., Class A	943,200	1,634,561
	Luxshare Precision Industry Co. Ltd., Class A	1,379,249	5,216,328
*Ω	Luye Pharma Group Ltd.	14,648,000	7,204,329
	Luzhou Laojiao Co. Ltd., Class A	249,176	8,142,126
#*	LVGEM China Real Estate Investment Co. Ltd.	770,000	167,442
*	Lvji Technology Holdings, Inc.	310,000	27,671
	Maanshan Iron & Steel Co. Ltd., Class H	12,088,177	2,580,467
	Maccura Biotechnology Co. Ltd., Class A	361,573	858,535
	Mango Excellent Media Co. Ltd., Class A	385,097	1,997,880
#*Ω	Maoyan Entertainment.	2,183,200	2,430,279
*	Markor International Home Furnishings Co. Ltd., Class A	451,151	177,185
	Maxscend Microelectronics Co. Ltd., Class A	53,488	786,139
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	227,200	859,083
*	Meilleure Health International Industry Group Ltd.	420,000	14,454
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	998,400	1,011,467
*Ω	Meitu, Inc.	10,975,500	3,069,240
*Ω	Meituan, Class B	1,857,960	31,753,370
	Metallurgical Corp. of China Ltd., Class H	11,281,000	3,442,066
	M-Grass Ecology & Environment Group Co. Ltd., Class A	830,523	416,424
	Midea Group Co. Ltd., Class A	1,915,651	15,723,218
#Ω	Midea Real Estate Holding Ltd.	1,951,800	2,333,291
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	10,600	141,606
	Min Xin Holdings Ltd.	742,000	320,248
	Ming Yang Smart Energy Group Ltd., Class A	467,916	1,399,537
#	Ming Yuan Cloud Group Holdings Ltd.	1,733,000	901,095
*	Mingfa Group International Co. Ltd.	4,101,000	152,293
	Minmetals Land Ltd.	9,937,644	604,648
Ω	Minsheng Education Group Co. Ltd.	1,644,000	77,811
	Minth Group Ltd.	6,719,000	19,455,444
	MLS Co. Ltd., Class A	921,000	1,184,110
*	MMG Ltd.	33,085,999	12,106,294
	Monalisa Group Co. Ltd., Class A	229,255	570,022
*	Montnets Cloud Technology Group Co. Ltd., Class A	376,200	815,863
	Muyuan Foods Co. Ltd., Class A	255,251	1,765,115
*	Myhome Real Estate Development Group Co. Ltd., Class A	1,308,300	185,252
	MYS Group Co. Ltd., Class A	681,600	334,858
*††	Nan Hai Corp. Ltd.	35,000,000	29,428
	NanJi E-Commerce Co. Ltd., Class A	874,050	556,409
	Nanjing Hanrui Cobalt Co. Ltd., Class A	137,200	658,343
	Nanjing Iron & Steel Co. Ltd., Class A	2,527,900	1,340,952
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	360,928	756,532
*	Nanjing Sample Technology Co. Ltd., Class H	89,000	45,609
	Nanjing Securities Co. Ltd., Class A	542,860	674,208
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	426,648	505,669
	Nanjing Yunhai Special Metals Co. Ltd., Class A	414,617	1,388,333

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Nantong Jianghai Capacitor Co. Ltd., Class A	48,300	$140,106
	NARI Technology Co. Ltd., Class A	773,955	2,925,555
*	Natural Food International Holding Ltd., Class H	96,000	5,824
	NAURA Technology Group Co. Ltd., Class A	7,700	373,053
	NavInfo Co. Ltd., Class A	399,600	684,239
	NetDragon Websoft Holdings Ltd.	2,295,500	4,495,039
	NetEase, Inc., ADR	521,292	46,462,756
	NetEase, Inc.	2,741,900	48,812,404
	Netjoy Holdings Ltd.	61,000	8,213
*Ω	New Century Healthcare Holding Co. Ltd.	58,000	3,544
	New China Life Insurance Co. Ltd., Class H	3,844,200	11,008,047
	New Hope Dairy Co. Ltd., Class A	143,500	342,963
*	New Hope Liuhe Co. Ltd., Class A	245,832	461,990
*	New World Department Store China Ltd.	3,072,538	352,880
	Newland Digital Technology Co. Ltd., Class A	521,789	1,205,888
	Nexteer Automotive Group Ltd.	8,351,000	4,681,452
	Nine Dragons Paper Holdings Ltd.	17,490,000	12,134,334
	Ninestar Corp., Class A	117,128	670,204
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	141,900	113,291
	Ningbo Construction Co. Ltd., Class A	191,900	136,254
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	117,300	551,403
	Ningbo Huaxiang Electronic Co. Ltd., Class A	481,400	912,411
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	288,050	531,933
*	Ningbo Joyson Electronic Corp., Class A	392,831	875,781
	Ningbo Orient Wires & Cables Co. Ltd., Class A	102,157	692,712
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	20,276	195,384
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	245,958	490,924
	Ningbo Tuopu Group Co. Ltd., Class A	49,318	361,738
	Ningbo Xusheng Group Co. Ltd., Class A	63,140	212,341
	Ningbo Yunsheng Co. Ltd., Class A	97,900	119,235
	Ningbo Zhoushan Port Co. Ltd., Class A	2,119,070	1,160,526
	Ningxia Baofeng Energy Group Co. Ltd., Class A	1,661,800	3,168,854
	Ningxia Jiaze New Energy Co. Ltd., Class A	475,100	329,978
#*	NIO, Inc., ADR	763,378	6,007,785
#*	NIO, Inc., Class A	53,710	424,053
*	Niu Technologies, Sponsored ADR	178,192	662,874
*	Noah Holdings Ltd., Sponsored ADR	94,140	1,493,060
	Norinco International Cooperation Ltd., Class A	252,330	662,115
	North Huajin Chemical Industries Co. Ltd., Class A	985,512	996,306
	North Industries Group Red Arrow Co. Ltd., Class A	157,465	414,087
	Northeast Pharmaceutical Group Co. Ltd., Class A	651,762	546,955
	Northeast Securities Co. Ltd., Class A	957,627	1,055,625
	Northking Information Technology Co. Ltd., Class A	57,260	287,591
	NSFOCUS Technologies Group Co. Ltd., Class A	333,070	611,341
*	NVC International Holdings Ltd.	5,146,000	41,957
	Ocean’s King Lighting Science & Technology Co. Ltd., Class A	367,300	474,018
*	Oceanwide Holdings Co. Ltd., Class A	3,044,044	378,152
*Ω	Ocumension Therapeutics.	15,500	17,451
	Offshore Oil Engineering Co. Ltd., Class A	1,002,822	976,834
*	OFILM Group Co. Ltd., Class A	227,402	156,709
	Olympic Circuit Technology Co. Ltd., Class C	232,380	591,824
	Oppein Home Group, Inc., Class A	73,590	1,225,743
	Opple Lighting Co. Ltd., Class A	258,921	779,635
	ORG Technology Co. Ltd., Class A	1,849,800	1,277,356
*	Orient Group, Inc., Class A	1,827,300	618,125
	Orient Overseas International Ltd.	198,500	4,032,962
Ω	Orient Securities Co. Ltd., Class H	2,560,400	1,528,524
	Oriental Energy Co. Ltd., Class A	985,099	1,260,241
	Oriental Pearl Group Co. Ltd., Class A	1,424,241	1,694,717

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Ourpalm Co. Ltd., Class A	1,553,300	$1,383,168
	Ovctek China, Inc., Class A	88,640	414,784
*	Overseas Chinese Town Asia Holdings Ltd.	753,817	64,808
#	Pacific Online Ltd.	2,485,195	254,090
*	Pacific Securities Co. Ltd., Class A	3,758,800	1,479,579
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	321,903	1,093,372
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	2,609,831	1,585,364
	PAX Global Technology Ltd.	6,465,000	5,325,486
	PCI Technology Group Co. Ltd., Class A	986,440	1,001,813
*	PDD Holdings, Inc., ADR	118,888	8,102,217
*Ω	Peijia Medical Ltd.	400,000	506,426
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	951,770	327,342
	People.cn Co. Ltd., Class A	515,401	1,533,470
	People’s Insurance Co. Group of China Ltd. , Class H	21,845,000	8,591,640
	Perennial Energy Holdings Ltd.	250,000	44,748
	Perfect World Co. Ltd., Class A	342,300	1,086,083
	PetroChina Co. Ltd., Class H	111,446,000	77,414,227
Ω	Pharmaron Beijing Co. Ltd., Class H	517,300	2,242,711
	PhiChem Corp., Class A	304,105	802,406
*	Phoenix Media Investment Holdings Ltd.	5,412,000	214,545
	PICC Property & Casualty Co. Ltd., Class H	25,913,398	31,341,180
	Ping An Bank Co. Ltd., Class A	3,555,501	6,455,915
#*Ω	Ping An Healthcare & Technology Co. Ltd.	2,706,100	6,764,508
	Ping An Insurance Group Co. of China Ltd., Class H	20,726,000	151,206,959
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	815,838	1,135,638
*	PNC Process Systems Co. Ltd., Class A	148,100	898,218
*	Polaris Bay Group Co. Ltd., Class A	1,006,000	996,912
	Poly Developments & Holdings Group Co. Ltd., Class A	1,264,405	2,542,207
	Poly Property Group Co. Ltd.	22,365,987	5,827,562
	Poly Property Services Co. Ltd., Class H	865,600	5,353,724
#Ω	Postal Savings Bank of China Co. Ltd., Class H	24,594,000	16,035,097
	Pou Sheng International Holdings Ltd.	15,730,609	1,305,194
	Power Construction Corp. of China Ltd., Class A	2,458,500	2,734,635
#	Prinx Chengshan Holding Ltd.	511,500	364,410
	Proya Cosmetics Co. Ltd., Class A	84,560	2,052,518
*	PW Medtech Group Ltd.	4,044,000	269,222
#*	Q Technology Group Co. Ltd.	4,710,000	2,308,839
*Ω	Qeeka Home Cayman, Inc.	84,500	4,331
	Qianhe Condiment & Food Co. Ltd., Class A	213,430	733,772
	Qifu Technology, Inc., ADR	695,772	12,273,418
	Qingdao East Steel Tower Stock Co. Ltd., Class A	562,175	655,170
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	218,701	467,783
	Qingdao Gon Technology Co. Ltd., Class A	138,200	493,168
	Qingdao Haier Biomedical Co. Ltd., Class A	23,212	231,506
	Qingdao Hanhe Cable Co. Ltd., Class A	1,403,192	825,293
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	139,100	584,778
Ω	Qingdao Port International Co. Ltd., Class H	1,674,000	980,124
	Qingdao Rural Commercial Bank Corp., Class A	2,289,267	959,260
	Qingdao Sentury Tire Co. Ltd., Class A	131,400	552,705
	Qingdao TGOOD Electric Co. Ltd., Class A	154,800	413,672
	Qingdao Topscomm Communication, Inc., Class A	190,760	257,098
	Qingling Motors Co. Ltd., Class H	5,354,000	553,697
	Qinhuangdao Port Co. Ltd., Class H	4,196,500	733,871
*	Qudian, Inc., Sponsored ADR	186,441	234,916
	Quectel Wireless Solutions Co. Ltd., Class A	25,096	283,597
#	Radiance Holdings Group Co. Ltd.	2,385,000	1,233,594
	Rainbow Digital Commercial Co. Ltd., Class A	931,594	837,514
*	Raisecom Technology Co. Ltd., Class A	44,600	48,397
*	Rastar Group, Class A	155,600	113,554

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Raytron Technology Co. Ltd., Class A	52,944	$396,222
	Realcan Pharmaceutical Group Co. Ltd., Class A	752,100	407,780
#Ω	Red Star Macalline Group Corp. Ltd., Class H	2,537,914	1,143,680
#*Ω	Redco Properties Group Ltd.	11,804,000	2,000,003
*Ω	Remegen Co. Ltd., Class H	235,000	1,381,013
	Renhe Pharmacy Co. Ltd., Class A	805,500	767,412
	Renrui Human Resources Technology Holdings Ltd.	112,300	56,465
	Rianlon Corp., Class A	121,000	708,018
	Richinfo Technology Co. Ltd., Class A	118,600	471,416
*	Risen Energy Co. Ltd., Class A	222,184	798,688
*	RiseSun Real Estate Development Co. Ltd., Class A	2,194,200	504,423
	Riyue Heavy Industry Co. Ltd., Class A	115,425	361,778
	Road King Infrastructure Ltd.	2,005,000	798,943
	Rockchip Electronics Co. Ltd., Class A	41,400	439,203
	Rongan Property Co. Ltd., Class A	1,869,500	759,065
	Rongsheng Petrochemical Co. Ltd., Class A	2,789,678	5,329,472
	Ruida Futures Co. Ltd., Class A	196,651	415,973
	Runjian Co. Ltd., Class A	86,863	533,828
	Sai Micro Electronics, Inc., Class A	210,720	618,242
	SAIC Motor Corp. Ltd., Class A	1,057,955	2,161,197
	Sailun Group Co. Ltd., Class A	723,200	1,075,883
	Sanan Optoelectronics Co. Ltd., Class A	617,400	1,590,364
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	906,660	447,002
	Sangfor Technologies, Inc., Class A	19,772	340,601
	Sanquan Food Co. Ltd., Class A	651,630	1,581,886
	Sansteel Minguang Co. Ltd. Fujian, Class A	1,738,356	1,182,962
	Sansure Biotech, Inc., Class A	338,593	917,293
	Sany Heavy Equipment International Holdings Co. Ltd.	9,129,500	12,109,317
	Sany Heavy Industry Co. Ltd., Class A	565,041	1,348,017
	Satellite Chemical Co. Ltd., Class A	1,211,883	2,486,485
*	Saurer Intelligent Technology Co. Ltd., Class A	513,700	193,171
	SDIC Power Holdings Co. Ltd., Class A	1,011,516	1,723,211
	Sealand Securities Co. Ltd., Class A	1,346,700	679,386
*	Seazen Group Ltd.	18,745,047	4,029,457
*	Seazen Holdings Co. Ltd., Class A	662,581	1,425,410
#	S-Enjoy Service Group Co. Ltd.	1,350,000	840,466
	SF Holding Co. Ltd., Class A	1,028,455	8,390,441
	SG Micro Corp., Class A	47,850	859,095
	Shaanxi Coal Industry Co. Ltd., Class A	2,803,600	7,934,182
	Shaanxi Construction Machinery Co. Ltd., Class A	779,020	569,652
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	981,831	1,989,028
	Shandong Bohui Paper Industrial Co. Ltd., Class A	881,000	813,691
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	522,187	1,624,648
#*	Shandong Chenming Paper Holdings Ltd., Class H	3,628,533	1,116,430
	Shandong Dawn Polymer Co. Ltd., Class A	134,900	335,742
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	539,200	807,307
Ω	Shandong Gold Mining Co. Ltd., Class H	2,050,000	4,369,824
	Shandong Head Group Co. Ltd., Class A	134,400	384,184
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	288,241	1,275,911
	Shandong Hi-speed Co. Ltd., Class A	467,325	487,481
*	Shandong Hi-Speed New Energy Group Ltd.	67,080,000	531,374
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	885,600	992,444
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	672,061	3,098,057
	Shandong Humon Smelting Co. Ltd., Class A	667,856	1,183,657
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	204,200	593,748
	Shandong Linglong Tyre Co. Ltd., Class A	326,382	1,039,590
#*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	1,253,200	427,809
	Shandong Nanshan Aluminum Co. Ltd., Class A	3,116,280	1,529,122
	Shandong New Beiyang Information Technology Co. Ltd., Class A	250,000	270,257

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shandong Pharmaceutical Glass Co. Ltd., Class A	174,600	$620,577
	Shandong Publishing & Media Co. Ltd., Class A	887,000	1,484,914
	Shandong Sun Paper Industry JSC Ltd., Class A	1,176,088	1,935,375
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	16,596,400	28,319,949
	Shandong Xiantan Co. Ltd., Class A	278,363	361,158
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	1,303,200	1,139,313
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	3,353,826	1,493,198
	Shanghai AJ Group Co. Ltd., Class A	1,335,335	1,040,729
	Shanghai AtHub Co. Ltd., Class A	211,540	1,064,510
	Shanghai Bailian Group Co. Ltd., Class A	353,200	681,614
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	130,758	774,942
	Shanghai Baolong Automotive Corp., Class A	62,800	401,532
	Shanghai Baosight Software Co. Ltd., Class A	145,669	1,136,545
	Shanghai Belling Co. Ltd., Class A	346,400	944,534
	Shanghai Chinafortune Co. Ltd., Class A	436,931	701,884
	Shanghai Construction Group Co. Ltd., Class A	3,103,035	1,278,110
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	173,867	424,858
*	Shanghai Electric Group Co. Ltd., Class H	8,720,000	2,358,659
*	Shanghai Electric Power Co. Ltd., Class A	366,206	553,643
	Shanghai Environment Group Co. Ltd., Class A	560,166	783,551
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,042,500	2,980,092
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	1,252,000	3,790,238
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	1,831,000	742,901
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	25,100	216,540
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	83,860	538,070
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	250,548	887,520
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	108,200	594,696
	Shanghai Industrial Development Co. Ltd., Class A	1,374,031	711,069
	Shanghai Industrial Holdings Ltd.	3,510,000	5,143,252
	Shanghai Industrial Urban Development Group Ltd.	16,019,025	991,650
*	Shanghai International Airport Co. Ltd., Class A	35,600	276,471
	Shanghai International Port Group Co. Ltd., Class A	1,257,000	1,041,142
	Shanghai Jahwa United Co. Ltd., Class A	109,500	463,215
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	59,000	456,105
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	294,233	498,193
	Shanghai Kehua Bio-Engineering Co. Ltd., Class A	148,000	262,831
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	95,600	345,115
	Shanghai Kinetic Medical Co. Ltd., Class A	449,300	460,275
	Shanghai Liangxin Electrical Co. Ltd., Class A	439,191	729,556
	Shanghai Lingang Holdings Corp. Ltd., Class A	268,540	477,396
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	484,900	706,817
	Shanghai M&G Stationery, Inc., Class A	196,799	1,318,708
	Shanghai Maling Aquarius Co. Ltd., Class A	488,300	586,608
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	311,400	645,227
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	13,757	344,370
	Shanghai Moons’ Electric Co. Ltd., Class A	93,900	528,938
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,458,300	9,063,604
	Shanghai Pioneer Holding Ltd.	3,009,000	994,356
	Shanghai Pudong Construction Co. Ltd., Class A	484,580	500,949
	Shanghai Pudong Development Bank Co. Ltd., Class A	3,427,519	3,764,335
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	157,020	1,186,990
	Shanghai QiFan Cable Co. Ltd., Class A	131,500	392,241
	Shanghai RAAS Blood Products Co. Ltd., Class A	1,183,812	1,122,860
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	9,600	29,974
*	Shanghai Runda Medical Technology Co. Ltd., Class A	400,100	749,489
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	555,100	1,077,227
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	141,879	861,340
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	354,600	529,290
	Shanghai Tunnel Engineering Co. Ltd., Class A	1,440,795	1,361,529

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	480,061	$811,559
	Shanghai Wanye Enterprises Co. Ltd., Class A	295,410	875,425
	Shanghai Weaver Network Co. Ltd., Class A	69,424	757,698
	Shanghai Yaoji Technology Co. Ltd., Class A	231,500	1,155,027
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	99,500	249,901
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	682,100	788,705
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	569,557	1,287,172
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	934,682	719,827
	Shanxi Blue Flame Holding Co. Ltd., Class A	621,698	724,132
	Shanxi Coking Co. Ltd., Class A	993,397	773,334
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,722,781	2,560,037
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	1,466,348	4,275,321
	Shanxi Meijin Energy Co. Ltd., Class A	1,581,200	1,809,517
	Shanxi Securities Co. Ltd., Class A	811,700	690,431
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	2,640,700	1,526,758
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	198,329	7,125,658
	Shanying International Holding Co. Ltd., Class A	2,762,937	946,435
	Shede Spirits Co. Ltd., Class A	60,500	1,602,522
	Shenergy Co. Ltd., Class A	1,024,033	987,004
*	Shengda Resources Co. Ltd., Class A	446,430	1,211,136
	Shenghe Resources Holding Co. Ltd., Class A	452,200	901,954
#*Ω	Shengjing Bank Co. Ltd., Class H	702,500	492,051
	Shenguan Holdings Group Ltd.	4,272,000	210,023
	Shengyi Technology Co. Ltd., Class A	874,382	2,029,361
	Shengyuan Environmental Protection Co. Ltd., Class A	199,300	518,143
	Shennan Circuits Co. Ltd., Class A	144,983	1,724,597
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	2,859,200	576,573
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	37,400	946,087
	Shenzhen Agricultural Products Group Co. Ltd., Class A	911,138	847,960
	Shenzhen Airport Co. Ltd., Class A	919,300	970,359
	Shenzhen Aisidi Co. Ltd., Class A	824,738	1,034,475
*	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	626,500	318,951
	Shenzhen Capchem Technology Co. Ltd., Class A	200,240	1,412,985
*	Shenzhen Center Power Tech Co. Ltd., Class A	129,100	314,404
	Shenzhen Cereals Holdings Co. Ltd., Class A	464,450	509,957
	Shenzhen Changhong Technology Co. Ltd., Class A	138,439	350,952
	Shenzhen Colibri Technologies Co. Ltd., Class A	4,700	10,729
*	Shenzhen Comix Group Co. Ltd., Class A	336,500	354,930
	Shenzhen Das Intellitech Co. Ltd., Class A	946,300	527,926
	Shenzhen Desay Battery Technology Co., Class A	215,194	1,149,136
	Shenzhen Dynanonic Co. Ltd., Class A	19,392	459,373
	Shenzhen Ellassay Fashion Co. Ltd., Class A	202,775	354,133
	Shenzhen Energy Group Co. Ltd., Class A	817,400	758,342
	Shenzhen Envicool Technology Co. Ltd., Class A	44,695	257,113
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	657,160	1,086,082
	Shenzhen Expressway Corp. Ltd., Class H	4,326,000	4,033,590
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	264,622	565,133
	Shenzhen Gas Corp. Ltd., Class A	879,816	879,202
	Shenzhen Gongjin Electronics Co. Ltd., Class A	491,303	658,014
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	336,400	765,983
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	241,009	449,844
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	163,000	109,626
	Shenzhen Heungkong Holding Co. Ltd., Class A	870,600	242,822
	Shenzhen Huaqiang Industry Co. Ltd., Class A	404,934	716,994
	Shenzhen Inovance Technology Co. Ltd., Class A	201,275	1,798,613
	Shenzhen International Holdings Ltd.	11,019,414	9,920,412
	Shenzhen Investment Ltd.	27,713,674	5,345,461
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	331,600	533,805
	Shenzhen Jinjia Group Co. Ltd., Class A	898,700	950,001

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	629,500	$484,864
	Shenzhen Kaifa Technology Co. Ltd., Class A	507,921	1,309,119
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	151,744	665,201
	Shenzhen Kedali Industry Co. Ltd., Class A	51,120	1,014,553
	Shenzhen Kinwong Electronic Co. Ltd., Class A	327,024	1,089,893
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	57,800	390,282
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	454,300	537,577
	Shenzhen Leaguer Co. Ltd., Class A	403,100	507,296
	Shenzhen Megmeet Electrical Co. Ltd., Class A	228,416	992,907
	Shenzhen Microgate Technology Co. Ltd., Class A	289,200	357,257
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	189,172	8,532,532
*	Shenzhen MTC Co. Ltd., Class A	1,338,738	931,020
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	1,510,150	739,463
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	1,262,701	595,042
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,974,176	1,429,315
	Shenzhen Properties & Resources Development Group Ltd., Class A	337,000	470,425
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	64,100	332,836
	Shenzhen SC New Energy Technology Corp., Class A	20,271	301,586
	Shenzhen SED Industry Co. Ltd., Class A	109,689	500,291
	Shenzhen Senior Technology Material Co. Ltd., Class A	146,070	364,227
	Shenzhen Sunline Tech Co. Ltd., Class A	264,400	447,054
	Shenzhen Sunlord Electronics Co. Ltd., Class A	386,970	1,233,791
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	61,500	325,367
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	555,900	968,687
	Shenzhen Sunway Communication Co. Ltd., Class A	430,354	1,194,419
	Shenzhen Tagen Group Co. Ltd., Class A	1,381,700	1,069,332
	Shenzhen Topband Co. Ltd., Class A	375,700	612,096
	Shenzhen Transsion Holdings Co. Ltd., Class A	195,034	3,074,175
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	32,400	147,295
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	773,000	767,208
*	Shenzhen World Union Group, Inc., Class A	1,437,977	562,427
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	1,213,896	936,455
	Shenzhen Yinghe Technology Co. Ltd., Class A	175,886	468,366
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	447,500	553,174
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	238,680	874,007
	Shenzhen Zhenye Group Co. Ltd., Class A	1,013,500	708,533
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	2,183,000	1,596,979
	Shenzhou International Group Holdings Ltd.	1,771,400	17,014,582
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	928,000	927,993
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	228,201	1,038,330
*††	Shimao Group Holdings Ltd.	7,240,683	764,503
	Shinghwa Advanced Material Group Co. Ltd., Class A	72,100	680,689
	Shinva Medical Instrument Co. Ltd., Class A	203,200	944,615
	Shoucheng Holdings Ltd.	14,591,640	3,783,547
	Shougang Fushan Resources Group Ltd.	20,961,294	7,124,674
*	Shouhang High-Tech Energy Co. Ltd., Class A	1,180,000	650,620
	Shui On Land Ltd.	29,060,276	3,523,732
	Sichuan Chuantou Energy Co. Ltd., Class A	517,808	1,076,209
*	Sichuan Development Lomon Co. Ltd., Class A	671,600	907,934
	Sichuan Expressway Co. Ltd., Class H	4,600,000	1,179,020
	Sichuan Furong Technology Co. Ltd., Class A	75,900	162,610
*	Sichuan Haite High-tech Co. Ltd., Class A	451,783	581,801
	Sichuan Hebang Biotechnology Co. Ltd., Class A	3,693,320	1,475,231
	Sichuan Hexie Shuangma Co. Ltd., Class A	126,443	351,190
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	179,684	809,808
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	214,563	986,074
*	Sichuan Lutianhua Co. Ltd., Class A	966,300	632,883
	Sichuan Road & Bridge Group Co. Ltd., Class A	1,333,900	3,055,718
	Sichuan Swellfun Co. Ltd., Class A	145,605	1,380,414

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	77,521	$204,584
	Sichuan Yahua Industrial Group Co. Ltd., Class A	234,200	636,228
	Sieyuan Electric Co. Ltd., Class A	205,140	1,363,003
	Sihuan Pharmaceutical Holdings Group Ltd.	34,701,000	3,554,089
*	Silver Grant International Holdings Group Ltd.	8,640,000	313,797
#Ω	Simcere Pharmaceutical Group Ltd.	2,705,000	3,197,316
	Sino Biopharmaceutical Ltd.	43,722,495	24,270,386
	Sino Wealth Electronic Ltd., Class A	199,141	977,927
	Sinocare, Inc., Class A	151,860	630,852
	Sinochem International Corp., Class A	1,097,037	984,045
	Sinofert Holdings Ltd.	17,760,673	2,244,834
	Sinofibers Technology Co. Ltd., Class A	32,000	242,367
*††	Sino-I Technology Ltd.	5,320,000	2,575
	Sinolink Securities Co. Ltd., Class A	703,991	957,011
*	Sinolink Worldwide Holdings Ltd.	26,451,885	556,832
	Sinoma International Engineering Co., Class A	968,550	2,019,573
	Sinoma Science & Technology Co. Ltd., Class A	765,195	2,335,742
	Sinomach Automobile Co. Ltd., Class A	128,300	189,608
	Sinomine Resource Group Co. Ltd., Class A	27,600	303,752
#	Sino-Ocean Group Holding Ltd.	24,080,962	2,125,244
Ω	Sino-Ocean Service Holding Ltd., Class L	45,500	10,122
	Sinopec Engineering Group Co. Ltd., Class H	11,450,500	5,937,790
	Sinopec Kantons Holdings Ltd.	8,342,000	3,087,664
*	Sinopec Oilfield Service Corp., Class H	17,360,000	1,462,018
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	21,573,000	3,772,560
	Sinopharm Group Co. Ltd., Class H	8,204,800	29,063,678
	Sino-Platinum Metals Co. Ltd., Class A	383,513	928,758
	Sinoseal Holding Co. Ltd., Class A	106,727	709,857
	Sinosoft Co. Ltd., Class A	131,872	743,080
	Sinosteel Engineering & Technology Co. Ltd., Class A	619,168	792,727
	Sinotrans Ltd., Class H	21,380,000	7,397,845
	Sinotruk Hong Kong Ltd.	6,448,000	9,854,095
	Sinotruk Jinan Truck Co. Ltd., Class A	750,673	1,582,809
	Skyworth Digital Co. Ltd., Class A	240,699	571,565
	Skyworth Group Ltd.	15,096,645	7,526,350
#Ω	Smoore International Holdings Ltd.	7,769,000	9,082,080
	Sobute New Materials Co. Ltd., Class A	231,102	490,951
*	SOHO China Ltd.	16,380,839	2,738,003
*	Sohu.com Ltd., ADR	72,129	956,431
	Solargiga Energy Holdings Ltd.	8,771,000	272,404
	Songcheng Performance Development Co. Ltd., Class A	235,000	495,141
	Sonoscape Medical Corp., Class A	17,300	136,642
	SooChow Securities Co. Ltd., Class A	1,173,621	1,229,774
#*	South Manganese Investment Ltd.	4,644,000	292,851
	Southwest Securities Co. Ltd., Class A	1,543,500	857,692
*	SPT Energy Group, Inc.	1,386,000	46,919
	SSY Group Ltd.	13,980,506	9,778,398
	State Grid Information & Communication Co. Ltd., Class A	278,226	747,544
*	STO Express Co. Ltd., Class A	609,900	945,156
*	Strawbear Entertainment Group.	78,000	10,009
	Sumavision Technologies Co. Ltd., Class A	737,200	692,819
	Sun Art Retail Group Ltd.	17,346,500	7,540,186
*	Sun King Technology Group Ltd.	4,952,000	1,109,518
	Sun-Create Electronics Co. Ltd., Class A	22,568	102,324
	Sunflower Pharmaceutical Group Co. Ltd., Class A	348,700	1,326,997
	Sunfly Intelligent Technology Co. Ltd., Class A	348,915	534,986
	Sungrow Power Supply Co. Ltd., Class A	23,788	388,545
	Suning Universal Co. Ltd., Class A	2,567,300	1,091,157
	Sunny Optical Technology Group Co. Ltd.	2,924,800	30,907,263

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sunresin New Materials Co. Ltd., Class A	72,200	$938,462
*	Sunsea AIoT Technology Co. Ltd., Class A	95,100	123,656
*††Ω	Sunshine 100 China Holdings Ltd.	244,000	2,145
*	Sunward Intelligent Equipment Co. Ltd., Class A	544,500	475,849
*	Sunwave Communications Co. Ltd., Class A	300,571	277,516
	Sunwoda Electronic Co. Ltd., Class A	196,799	478,989
	Suofeiya Home Collection Co. Ltd., Class A	113,534	310,260
	Suplet Power Co. Ltd., Class A	116,340	493,870
	Suzhou Anjie Technology Co. Ltd., Class A	401,900	760,397
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	658,167	2,352,734
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	1,326,047	1,034,758
	Suzhou Good-Ark Electronics Co. Ltd., Class A	271,237	523,128
	Suzhou Keda Technology Co. Ltd., Class A	17,900	16,375
	Suzhou Maxwell Technologies Co. Ltd., Class A	4,671	185,546
	Suzhou Secote Precision Electronic Co. Ltd., Class A	113,160	760,424
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	175,000	330,985
	Suzhou TFC Optical Communication Co. Ltd., Class A	166,266	1,464,352
	SY Holdings Group Ltd.	419,000	333,880
	Symphony Holdings Ltd.	7,620,000	902,624
*	SYoung Group Co. Ltd., Class A	204,333	429,313
	T&S Communications Co. Ltd., Class A	25,000	104,432
	Taiji Computer Corp. Ltd., Class A	260,028	1,512,938
*	Tangrenshen Group Co. Ltd., Class A	652,785	687,481
	Tangshan Jidong Cement Co. Ltd., Class A	1,178,107	1,389,353
	TangShan Port Group Co. Ltd., Class A	3,435,630	1,960,701
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	1,517,239	1,268,189
	Tansun Technology Co. Ltd., Class A	245,175	589,023
	Tayho Advanced Materials Group Co. Ltd., Class A	539,200	1,628,456
	TBEA Co. Ltd., Class A	957,993	3,131,760
	TCL Electronics Holdings Ltd.	8,376,932	3,921,549
	TCL Technology Group Corp., Class A	3,961,744	2,290,938
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	375,322	2,256,603
*	Tech-Bank Food Co. Ltd., Class A	454,100	344,461
	Telling Telecommunication Holding Co. Ltd., Class A	462,200	736,284
	Ten Pao Group Holdings Ltd.	812,000	126,911
	Tencent Holdings Ltd.	13,749,800	610,712,649
*	Tencent Music Entertainment Group, ADR	1,988,142	14,732,132
	Tenfu Cayman Holdings Co. Ltd.	101,000	59,874
	Three’s Co. Media Group Co. Ltd., Class A	41,557	934,602
	Thunder Software Technology Co. Ltd., Class A	25,022	305,824
	Tian An China Investment Co. Ltd.	1,286,357	697,083
	Tian Di Science & Technology Co. Ltd., Class A	1,610,500	1,271,693
Ω	Tian Ge Interactive Holdings Ltd.	751,000	37,455
#	Tian Lun Gas Holdings Ltd.	1,358,500	971,482
*††	Tian Shan Development Holding Ltd.	1,584,000	74,663
	Tiande Chemical Holdings Ltd.	480,000	131,228
	Tiangong International Co. Ltd.	10,038,000	3,052,405
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	71,556	335,405
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	2,506,000	999,669
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	750,651	625,717
	Tianjin Development Holdings Ltd.	2,341,800	475,052
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	106,872	664,831
	Tianjin Port Development Holdings Ltd.	13,871,200	1,061,548
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	214,170	665,689
	Tianjin Teda Co. Ltd., Class A	800,101	480,865
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	337,600	326,414
	Tianma Microelectronics Co. Ltd., Class A	988,052	1,408,324
#	Tianneng Power International Ltd.	7,439,952	8,639,196
	Tianshan Aluminum Group Co. Ltd., Class A	1,628,800	1,708,666

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tianshui Huatian Technology Co. Ltd., Class A	947,207	$1,227,647
*††	Tianyun International Holdings Ltd.	1,838,000	421,069
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	63,700	225,378
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	130,700	1,117,361
*	Tibet Summit Resources Co. Ltd., Class A	417,300	1,184,498
	Tibet Tianlu Co. Ltd., Class A	420,973	414,277
*	Tibet Water Resources Ltd.	6,597,000	378,838
#	Tingyi Cayman Islands Holding Corp.	9,760,000	17,056,094
	Titan Wind Energy Suzhou Co. Ltd., Class A	463,559	923,123
	Tofflon Science & Technology Group Co. Ltd., Class A	255,418	907,130
	Toly Bread Co. Ltd., Class A	617,834	1,023,337
	Tomson Group Ltd.	2,889,780	653,814
	Tong Ren Tang Technologies Co. Ltd., Class H	4,912,000	5,318,815
*	Tongcheng Travel Holdings Ltd.	3,986,000	8,479,043
#*	Tongdao Liepin Group.	317,600	406,923
*	TongFu Microelectronics Co. Ltd., Class A	703,415	1,823,041
*	Tongguan Gold Group Ltd.	210,000	9,774
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	714,160	1,228,446
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	32,100	24,349
	Tongkun Group Co. Ltd., Class A	568,666	1,061,133
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	1,170,200	744,506
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,337,900	1,588,214
	Tongwei Co. Ltd., Class A	1,135,444	6,546,032
	Tongyu Communication, Inc., Class A	101,785	235,289
	Tongyu Heavy Industry Co. Ltd., Class A	2,728,200	993,569
*	Topchoice Medical Corp., Class A	47,954	827,451
	Topsec Technologies Group, Inc., Class A	622,800	1,067,773
Ω	Topsports International Holdings Ltd.	10,262,000	9,147,935
	Towngas Smart Energy Co. Ltd.	5,730,708	2,647,904
*	TPV Technology Co. Ltd., Class A	2,632,200	787,323
	Transfar Zhilian Co. Ltd., Class A	1,604,298	1,279,678
	TravelSky Technology Ltd., Class H	5,119,938	10,220,051
*	Trigiant Group Ltd.	6,560,000	331,130
*	Trip.com Group Ltd., ADR	1,020,948	36,253,863
#*	Triumph New Energy Co. Ltd., Class H	1,222,000	1,191,473
*††	Trony Solar Holdings Co. Ltd.	2,133,000	0
	TRS Information Technology Corp. Ltd., Class A	361,200	1,211,942
	Truking Technology Ltd., Class A	331,300	752,997
	Truly International Holdings Ltd.	16,263,000	2,060,925
Ω	Tsaker New Energy Tech Co. Ltd.	220,500	40,323
	Tsingtao Brewery Co. Ltd., Class H	2,064,000	22,096,404
*	Tunghsu Azure Renewable Energy Co. Ltd., Class A	96,700	58,100
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	2,084,400	515,106
	Tungkong, Inc., Class A	142,800	188,931
*	Tuniu Corp., Sponsored ADR	88,047	162,887
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	108,739	1,667,339
	Unilumin Group Co. Ltd., Class A	693,431	836,678
	Uni-President China Holdings Ltd.	12,078,308	12,059,794
	Unisplendour Corp. Ltd., Class A	614,720	2,636,078
*	United Energy Group Ltd.	71,865,100	10,829,638
	United Strength Power Holdings Ltd.	22,000	16,918
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	544,633	1,109,033
	Valiant Co. Ltd., Class A	348,027	921,690
	VanJee Technology Co. Ltd., Class A	92,380	242,790
	Vats Liquor Chain Store Management JSC Ltd., Class A	262,228	1,023,398
	Vatti Corp. Ltd., Class A	711,700	729,897
Ω	VCredit Holdings Ltd.	109,600	37,072
#*Ω	Venus MedTech Hangzhou, Inc., Class H	542,500	759,490
	Victory Giant Technology Huizhou Co. Ltd., Class A	570,000	1,527,042

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Vinda International Holdings Ltd.	3,455,000	$9,027,417
*	Viomi Technology Co. Ltd., ADR	11,774	10,929
*	Vipshop Holdings Ltd., ADR	3,599,304	56,509,073
	Visual China Group Co. Ltd., Class A	364,041	867,524
*Ω	Viva Biotech Holdings	2,791,000	575,211
*	Vnet Group, Inc., ADR	460,815	1,354,796
	Walvax Biotechnology Co. Ltd., Class A	53,300	245,980
*	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	221,900	252,741
	Wangneng Environment Co. Ltd., Class A	317,591	786,487
	Wangsu Science & Technology Co. Ltd., Class A	1,287,440	1,675,013
#	Wanguo International Mining Group Ltd.	94,000	31,487
	Wanhua Chemical Group Co. Ltd., Class A	879,528	11,725,410
	Want Want China Holdings Ltd.	31,364,000	20,002,554
	Wanxiang Qianchao Co. Ltd., Class A	685,619	504,576
	Wasion Holdings Ltd.	4,598,000	2,051,453
	Wasu Media Holding Co. Ltd., Class A	1,027,000	1,406,308
*	Weibo Corp., Sponsored ADR	552,309	9,670,931
	Weichai Power Co. Ltd., Class H	8,797,120	13,003,381
	Weifu High-Technology Group Co. Ltd., Class A	305,147	737,036
	Weihai Guangwei Composites Co. Ltd., Class A	58,500	440,539
	Weiqiao Textile Co., Class H	3,150,500	611,234
*	Wellhope Foods Co. Ltd., Class A	472,044	694,017
	Wens Foodstuffs Group Co. Ltd., Class A	200,880	574,232
	West China Cement Ltd.	30,166,000	3,737,826
	Western Securities Co. Ltd., Class A	923,330	893,981
	Western Superconducting Technologies Co. Ltd., Class A	58,556	659,876
	Wharf Holdings Ltd.	1,435,000	3,281,283
	Will Semiconductor Co. Ltd., Class A	109,988	1,454,310
	Wingtech Technology Co. Ltd., Class A	194,897	1,484,622
	Winning Health Technology Group Co. Ltd., Class A	225,380	367,354
	Wolong Electric Group Co. Ltd., Class A	331,993	588,942
	WPG Shanghai Smart Water PCL, Class A	193,852	223,743
	Wuchan Zhongda Group Co. Ltd., Class A	2,281,250	1,797,977
	Wuhan DR Laser Technology Corp. Ltd., Class A	1,300	18,353
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	319,400	470,122
	Wuhan Guide Infrared Co. Ltd., Class A	519,971	829,901
*	Wuhan P&S Information Technology Co. Ltd., Class A	530,700	363,892
	Wuhu Token Science Co. Ltd., Class A	1,180,640	1,048,970
	Wuliangye Yibin Co. Ltd., Class A	854,612	20,879,790
	WUS Printed Circuit Kunshan Co. Ltd., Class A	574,080	1,820,162
	Wushang Group Co. Ltd., Class A	389,900	641,425
Ω	WuXi AppTec Co. Ltd., Class H	828,560	7,287,127
*Ω	Wuxi Biologics Cayman, Inc.	3,918,000	23,362,393
	Wuxi Boton Technology Co. Ltd., Class A	259,838	1,119,733
	Wuxi Taiji Industry Co. Ltd., Class A	1,446,856	1,380,334
	Wuxi Xinje Electric Co. Ltd., Class A	69,500	370,570
	XCMG Construction Machinery Co. Ltd., Class A	2,054,900	2,036,584
*	XGD, Inc., Class A	248,194	642,169
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	4,451,500	3,391,082
	Xiamen Bank Co. Ltd., Class A	816,100	658,298
	Xiamen C & D, Inc., Class A	483,230	847,346
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	98,226	113,043
	Xiamen Faratronic Co. Ltd., Class A	31,958	615,753
	Xiamen International Airport Co. Ltd., Class A	90,112	253,325
	Xiamen Intretech, Inc., Class A	381,284	983,843
	Xiamen ITG Group Corp. Ltd., Class A	1,575,763	2,074,923
	Xiamen Jihong Technology Co. Ltd., Class A	151,500	463,614
	Xiamen Kingdomway Group Co., Class A	361,129	1,095,479
	Xiamen Tungsten Co. Ltd., Class A	345,041	975,702

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xiamen Xiangyu Co. Ltd., Class A	980,100	$1,510,490
	Xi’an Triangle Defense Co. Ltd., Class A	172,738	894,876
	Xiandai Investment Co. Ltd., Class A	324,556	203,541
	Xianhe Co. Ltd., Class A	195,579	685,786
*Ω	Xiaomi Corp., Class B	27,955,600	39,680,278
	Xilinmen Furniture Co. Ltd., Class A	247,400	908,366
*	Xinchen China Power Holdings Ltd.	619,000	23,030
	Xinfengming Group Co. Ltd., Class A	1,185,512	1,764,769
	Xingda International Holdings Ltd.	7,563,814	1,553,371
	Xingfa Aluminium Holdings Ltd.	360,000	323,751
*	Xinhu Zhongbao Co. Ltd., Class A	1,780,600	713,174
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	3,324,000	3,005,988
	Xinhuanet Co. Ltd., Class A	146,314	662,680
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	3,987,184	3,269,718
	Xinjiang Tianshan Cement Co. Ltd., Class A	540,501	654,516
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	206,025	705,527
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	6,474,000	1,143,256
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	963,800	911,037
#	Xinte Energy Co. Ltd., Class H	3,980,800	9,856,614
	Xinxiang Chemical Fiber Co. Ltd., Class A	1,059,400	495,769
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	2,424,800	1,594,496
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	783,200	1,283,055
#	Xinyi Energy Holdings Ltd.	12,768,910	3,572,772
	Xinyi Solar Holdings Ltd.	18,836,006	20,250,524
	Xinyu Iron & Steel Co. Ltd., Class A	2,352,500	1,350,546
	Xinzhi Group Co. Ltd., Class A	186,800	356,961
*	Xiwang Foodstuffs Co. Ltd., Class A	356,420	246,853
	Xtep International Holdings Ltd.	10,043,405	11,713,540
	Xuji Electric Co. Ltd., Class A	247,100	804,884
*	Xunlei Ltd., ADR	133,711	211,263
Ω	Yadea Group Holdings Ltd.	8,368,000	19,564,618
*	YaGuang Technology Group Co. Ltd., Class A	638,300	667,726
*	Yanchang Petroleum International Ltd.	21,020,000	104,518
	Yangling Metron New Material, Inc., Class A	35,440	233,699
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	816,000	1,596,988
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	143,500	922,916
	Yankershop Food Co. Ltd., Class A	26,000	474,446
	Yankuang Energy Group Co. Ltd., Class H	7,750,000	26,586,947
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	150,012	672,045
	Yantai China Pet Foods Co. Ltd., Class A	106,816	334,270
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	294,094	643,388
	Yantai Eddie Precision Machinery Co. Ltd., Class A	241,330	593,143
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	187,992	737,875
*	YanTai Shuangta Food Co. Ltd., Class A	529,600	402,575
	Yantai Zhenghai Bio-tech Co. Ltd.	45,450	302,393
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	480,000	855,277
#*	Yashili International Holdings Ltd.	4,689,000	705,499
#*	Yeahka Ltd.	156,800	430,447
	Yealink Network Technology Corp. Ltd., Class A	137,586	1,311,357
	Yeebo International Holdings Ltd.	88,000	31,431
	YGSOFT, Inc., Class A	744,476	913,862
	Yibin Tianyuan Group Co. Ltd., Class A	691,300	690,589
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	1,663,000	1,501,391
*	Yifan Pharmaceutical Co. Ltd., Class A	582,800	1,264,195
	Yifeng Pharmacy Chain Co. Ltd., Class A	181,519	1,307,719
	Yihai International Holding Ltd.	2,773,000	7,359,792
	Yijiahe Technology Co. Ltd., Class A	81,435	430,170
	Yintai Gold Co. Ltd., Class A	716,280	1,332,062
	Yip’s Chemical Holdings Ltd.	1,348,000	619,263

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Yiren Digital Ltd., Sponsored ADR	171,846	$364,314
#*Ω	Yixin Group Ltd.	2,082,500	248,168
	Yixintang Pharmaceutical Group Co. Ltd., Class A	343,478	1,432,529
	YongXing Special Materials Technology Co. Ltd., Class A	58,288	538,666
	Yonyou Network Technology Co. Ltd., Class A	123,643	386,607
	Yotrio Group Co. Ltd., Class A	1,341,100	764,840
	Youngor Group Co. Ltd., Class A	1,155,200	1,144,780
*	Youngy Co. Ltd., Class A	20,200	206,307
*	Youzu Interactive Co. Ltd., Class A	412,500	1,307,567
	YTO Express Group Co. Ltd., Class A	490,275	1,226,041
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	85,300	187,803
#	Yuexiu Property Co. Ltd.	14,493,956	20,967,882
	Yuexiu Transport Infrastructure Ltd.	4,787,415	2,613,635
	Yum China Holdings, Inc.	1,438,650	88,018,429
	Yunda Holding Co. Ltd., Class A	844,886	1,482,663
	Yunnan Aluminium Co. Ltd., Class A	1,455,900	2,998,887
	Yunnan Baiyao Group Co. Ltd., Class A	109,677	921,705
	Yunnan Copper Co. Ltd., Class A	695,800	1,268,444
	Yunnan Energy New Material Co. Ltd., Class A	145,076	2,184,564
	Yunnan Tin Co. Ltd., Class A	791,200	1,767,422
	Yusys Technologies Co. Ltd., Class A	363,600	971,691
	Yutong Bus Co. Ltd., Class A	582,006	1,137,038
	ZBOM Home Collection Co. Ltd., Class A	181,456	858,542
*	Zepp Health Corp., ADR	11,930	17,418
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	40,503	1,592,667
*	Zhaojin Mining Industry Co. Ltd., Class H	7,837,166	12,475,814
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	151,060	561,480
	Zhefu Holding Group Co. Ltd., Class A	1,898,531	1,047,787
*	Zhejiang Century Huatong Group Co. Ltd., Class A	1,576,260	1,562,402
	Zhejiang China Commodities City Group Co. Ltd., Class A	1,353,100	1,894,379
	Zhejiang Chint Electrics Co. Ltd., Class A	399,990	1,508,184
	Zhejiang Communications Technology Co. Ltd.	1,143,864	1,020,687
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	363,600	363,677
	Zhejiang Crystal-Optech Co. Ltd., Class A	205,162	344,777
	Zhejiang Dahua Technology Co. Ltd., Class A	710,300	2,410,219
	Zhejiang Dingli Machinery Co. Ltd., Class A	89,596	661,718
	Zhejiang Expressway Co. Ltd., Class H	8,292,000	6,881,200
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	326,748	597,582
#*††	Zhejiang Glass Co. Ltd., Class H	192,000	0
	Zhejiang Hailiang Co. Ltd., Class A	606,561	1,067,502
	Zhejiang HangKe Technology, Inc.Co., Class A	31,659	227,979
	Zhejiang Hangmin Co. Ltd., Class A	499,200	570,841
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	874,924	974,286
	Zhejiang Huace Film & Television Co. Ltd., Class A	1,118,900	1,395,977
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	193,179	546,519
	Zhejiang Huayou Cobalt Co. Ltd., Class A	186,070	1,401,832
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	1,040,500	1,480,408
	Zhejiang Jianfeng Group Co. Ltd., Class A	156,321	276,875
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	84,007	235,663
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	173,012	627,582
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	92,370	914,987
*	Zhejiang Jingu Co. Ltd., Class A	742,150	719,312
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	497,820	1,066,202
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	1,662,000	2,093,244
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	436,384	1,005,425
	Zhejiang Juhua Co. Ltd., Class A	675,220	1,479,417
	Zhejiang Longsheng Group Co. Ltd., Class A	1,126,934	1,560,592
	Zhejiang Medicine Co. Ltd., Class A	576,269	997,072
	Zhejiang Meida Industrial Co. Ltd., Class A	464,000	740,462

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Zhejiang Narada Power Source Co. Ltd., Class A	149,569	$434,773
	Zhejiang NHU Co. Ltd., Class A	858,879	2,119,034
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	1,615,213	931,520
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	94,149	801,486
	Zhejiang Runtu Co. Ltd., Class A	642,250	686,088
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	123,620	513,222
	Zhejiang Semir Garment Co. Ltd., Class A	1,783,025	1,730,932
	Zhejiang Southeast Space Frame Co. Ltd., Class A	643,426	601,522
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	207,100	518,056
	Zhejiang Supor Co. Ltd., Class A	137,669	1,024,318
	Zhejiang Tiantie Industry Co. Ltd., Class A	436,435	581,305
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	174,702	712,317
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	1,291,147	1,136,965
*	Zhejiang Wanliyang Co. Ltd., Class A	685,241	839,102
	Zhejiang Wanma Co. Ltd., Class A	547,700	853,650
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	486,793	1,286,818
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	444,457	1,420,122
	Zhejiang Windey Co. Ltd., Class A	394,238	773,752
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	124,901	835,648
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	569,099	1,228,460
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	445,884	806,715
	Zhejiang Yankon Group Co. Ltd., Class A	409,329	201,065
	Zhejiang Yasha Decoration Co. Ltd., Class A	846,600	560,539
	Zhejiang Yinlun Machinery Co. Ltd., Class A	402,600	788,580
	Zhejiang Yongtai Technology Co. Ltd., Class A	203,700	502,932
	Zhejiang Zhongcheng Packing Material Co. Ltd., Class A	297,200	223,351
	Zhende Medical Co. Ltd., Class A	126,711	656,098
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	2,395,800	2,674,971
	Zheshang Securities Co. Ltd., Class A	493,700	731,336
*	Zhong An Group Ltd.	14,556,888	428,311
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	3,798,500	11,824,859
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	627,200	216,707
	Zhongji Innolight Co. Ltd., Class A	251,965	3,278,550
	Zhongjin Gold Corp. Ltd., Class A	744,900	1,283,507
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	1,220,300	931,325
	Zhongshan Public Utilities Group Co. Ltd., Class A	321,500	343,311
	Zhongsheng Group Holdings Ltd.	4,259,500	18,194,515
*	Zhongtian Financial Group Co. Ltd., Class A	4,312,400	410,667
#	Zhongyu Energy Holdings Ltd.	1,771,550	1,375,359
	Zhongyuan Environment-Protection Co. Ltd., Class A	369,000	361,433
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	6,087,000	2,789,298
*	Zhuguang Holdings Group Co. Ltd.	886,000	82,550
	Zhuhai Bojay Electronics Co. Ltd., Class A	43,727	222,209
	Zhuhai Huafa Properties Co. Ltd., Class A	452,438	693,896
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	453,100	743,065
	Zhuzhou CRRC Times Electric Co. Ltd.	1,774,450	7,161,671
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	162,500	967,245
	Zhuzhou Kibing Group Co. Ltd., Class A	1,272,300	1,892,428
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	1,175,721	1,208,270
	Zijin Mining Group Co. Ltd., Class H	22,722,000	38,469,610
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	6,856,200	3,742,419
	ZTE Corp., Class H	2,790,192	8,986,605
	ZTO Express Cayman, Inc., ADR	1,089,459	30,156,225

TOTAL CHINA			6,769,917,458

COLOMBIA — (0.1%)
	BAC Holding International Corp.	3,134,077	151,434
	Banco de Bogota SA	101,941	742,099
	Bancolombia SA, Sponsored ADR	110,699	2,712,126

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
COLOMBIA — (Continued)
	Bancolombia SA	467,347	$3,581,203
	Bolsa de Valores de Colombia	20,739	44,365
	Celsia SA ESP	1,456,058	905,000
	Cementos Argos SA	2,117,966	1,393,043
*	CEMEX Latam Holdings SA	832,855	601,329
*	Corp. Financiera Colombiana SA	341,288	965,457
	Ecopetrol SA	7,942,395	3,868,072
	Grupo Argos SA	517,313	974,504
	Grupo Aval Acciones y Valores SA, ADR	10,151	24,870
	Grupo Energia Bogota SA ESP	3,206,336	1,228,481
	Interconexion Electrica SA ESP	1,241,326	4,808,883
	Mineros SA	297,452	126,629
	Promigas SA ESP	42,683	38,794

TOTAL COLOMBIA			22,166,289

CZECH REPUBLIC — (0.1%)
	CEZ AS	506,822	27,209,292
	Komercni Banka AS	172,538	5,571,017
Ω	Moneta Money Bank AS	585,019	2,145,039
	Philip Morris CR AS	1,997	1,652,024

TOTAL CZECH REPUBLIC			36,577,372

EGYPT — (0.0%)
	Commercial International Bank Egypt SAE, GDR	6,003,449	7,275,304
*	Egyptian Financial Group-Hermes Holding Co., GDR	132,347	105,800

TOTAL EGYPT			7,381,104

GREECE — (0.3%)
*	Aegean Airlines SA	245,676	2,109,698
*	Alpha Services & Holdings SA	2,548,801	3,195,265
	Athens Water Supply & Sewage Co. SA	166,374	1,156,339
	Autohellas Tourist & Trading SA	95,151	1,343,795
	Bank of Greece	26,972	483,211
*	Ellaktor SA	21,902	47,726
	ElvalHalcor SA	287,705	551,722
	Entersoft SA Software Development & Related Services Co.	14,392	71,662
	Epsilon Net SA	57,094	490,713
*	Eurobank Ergasias Services & Holdings SA, Class A	5,013,975	7,089,404
*††	FF Group	156,853	0
	Fourlis Holdings SA	297,004	1,310,703
	GEK Terna Holding Real Estate Construction SA	340,686	4,660,655
	Hellenic Energy Holdings SA	232,803	1,848,525
	Hellenic Exchanges - Athens Stock Exchange SA	170,454	753,944
	Hellenic Telecommunications Organization SA	510,220	7,455,174
	Holding Co. ADMIE IPTO SA	493,275	958,259
	Intracom Holdings SA	293,150	574,933
*	Intracom SA Technical & Steel Constructions	18,575	33,102
	JUMBO SA	255,114	5,877,695
*	LAMDA Development SA	340,017	2,100,406
	Motor Oil Hellas Corinth Refineries SA	279,147	6,653,067
	Mytilineos SA	209,196	6,069,359
*	National Bank of Greece SA	1,032,461	5,403,030
	OPAP SA	493,857	8,421,598
*	Piraeus Financial Holdings SA	405,807	959,990
	Piraeus Port Authority SA	48,035	1,013,138
*	Public Power Corp. SA	334,228	2,884,250
	Quest Holdings SA	162,595	886,387
	Sarantis SA	106,477	842,126

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (Continued)
	Terna Energy SA	180,638	$4,004,387
	Thrace Plastics Holding & Co.	29,112	133,360
	Titan Cement International SA	237,914	3,849,925

TOTAL GREECE			83,233,548

HONG KONG — (0.0%)
*††	Anxin-China Holdings Ltd.	13,373,000	0
*††	CECEP COSTIN New Materials Group Ltd.	2,583,000	0
*††	China Common Rich Renewable Energy Investments Ltd.	37,310,000	0
*††	CTEG	13,136,000	0
#*††	DBA Telecommunication (Asia) Holdings Ltd.	1,020,000	0
*	Kai Yuan Holdings Ltd.	15,890,000	32,439
*††	Long Well International Holdings Ltd.	5,680,000	0
	MediCare International Ltd.	4,480,000	24,598
*††	Tenwow International Holdings Ltd.	2,865,000	0
*	Tongda Group Holdings Ltd.	41,730,000	586,926
#*††	Untrade.Lumena Newmat	391,649	0

TOTAL HONG KONG			643,963

HUNGARY — (0.2%)
	Magyar Telekom Telecommunications PLC	206,132	259,415
	MASTERPLAST Nyrt	4,476	31,196
	MOL Hungarian Oil & Gas PLC	2,720,667	22,062,592
#*	Opus Global Nyrt	164,998	58,102
	OTP Bank Nyrt	284,428	8,667,350
	Richter Gedeon Nyrt	272,496	6,581,461

TOTAL HUNGARY			37,660,116

INDIA — (15.6%)
	360 ONE WAM Ltd.	783,837	4,016,787
*	3i Infotech Ltd.	190,257	76,519
	3M India Ltd.	185	50,760
*	63 Moons Technologies Ltd.	29,072	60,975
	Aarti Drugs Ltd.	242,346	1,250,382
	Aarti Industries Ltd.	822,262	5,656,810
*	Aarti Pharmalabs Ltd.	205,566	921,746
*	Aavas Financiers Ltd.	11,348	192,752
	ABB India Ltd.	9,280	387,988
	Abbott India Ltd.	9,321	2,544,288
	ACC Ltd.	278,987	6,029,832
	Accelya Solutions India Ltd.	3,197	55,335
	Action Construction Equipment Ltd.	350,161	1,794,339
	Adani Enterprises Ltd.	76,953	1,816,515
*	Adani Green Energy Ltd.	359,551	4,201,729
	Adani Ports & Special Economic Zone Ltd.	1,280,335	10,698,493
*	Adani Power Ltd.	3,644,684	10,051,951
	Adani Total Gas Ltd.	294,526	3,406,329
*	Adani Transmission Ltd.	748,991	9,464,957
	ADF Foods Ltd.	22,682	206,871
*	Aditya Birla Capital Ltd.	4,990,074	10,240,682
	Advanced Enzyme Technologies Ltd.	283,484	899,174
	Aegis Logistics Ltd.	1,061,268	5,104,149
*	Affle India Ltd.	2,736	31,311
	AGI Greenpac Ltd.	221,725	1,127,745
	Agro Tech Foods Ltd.	48,493	474,624
	Ahluwalia Contracts India Ltd.	116,764	738,114
	AIA Engineering Ltd.	249,200	8,328,002
	Ajanta Pharma Ltd.	370,375	5,968,787

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Akzo Nobel India Ltd.	64,495	$1,835,113
	Alembic Ltd.	629,826	482,207
	Alembic Pharmaceuticals Ltd.	505,389	3,434,820
	Alkem Laboratories Ltd.	74,504	3,211,292
	Alkyl Amines Chemicals.	58,524	1,697,030
	Allcargo Logistics Ltd.	686,770	2,304,830
	Allcargo Terminals Ltd.	686,770	515,122
*	Alok Industries Ltd.	5,721,532	887,130
	Amara Raja Batteries Ltd.	718,212	5,290,457
*	Amber Enterprises India Ltd.	9,881	226,482
	Ambika Cotton Mills Ltd.	1,252	23,480
	Ambuja Cements Ltd.	1,005,199	4,894,205
	Amrutanjan Health Care Ltd.	60,027	444,734
	Anant Raj Ltd.	515,321	894,134
	Andhra Paper Ltd.	8,225	45,453
	Andhra Sugars Ltd.	356,515	505,810
	Angel One Ltd.	44,754	676,080
	Apar Industries Ltd.	82,109	2,830,085
	Apcotex Industries Ltd.	81,803	503,704
	APL Apollo Tubes Ltd.	738,738	10,811,304
	Apollo Hospitals Enterprise Ltd.	273,043	15,135,416
	Apollo Pipes Ltd.	1,725	12,568
	Apollo Tyres Ltd.	4,240,332	18,051,636
	Aptech Ltd.	47,679	248,288
*	Arvind Fashions Ltd.	433,172	1,498,601
*	Arvind Ltd.	1,495,872	1,978,365
*	Arvind SmartSpaces Ltd.	7,224	27,790
	Asahi India Glass Ltd.	392,685	2,325,018
	Ashiana Housing Ltd.	118,176	256,983
	Ashok Leyland Ltd.	3,086,507	5,511,377
*	Ashoka Buildcon Ltd.	1,452,803	1,563,867
	Asian Granito India Ltd.	61,896	37,093
	Asian Paints Ltd.	860,866	30,548,671
	Astec Lifesciences Ltd.	31,762	520,255
*Ω	Aster DM Healthcare Ltd.	730,540	2,201,794
	Astra Microwave Products Ltd.	349,988	1,322,872
	Astral Ltd.	401,140	7,131,486
	AstraZeneca Pharma India Ltd.	21,038	811,983
	Atul Ltd.	105,609	8,892,864
Ω	AU Small Finance Bank Ltd.	640,518	5,214,321
	Aurobindo Pharma Ltd.	1,804,841	13,599,499
	Automotive Axles Ltd.	35,359	1,044,774
	Avadh Sugar & Energy Ltd.	6,123	38,121
	Avanti Feeds Ltd.	291,756	1,292,841
*Ω	Avenue Supermarts Ltd.	71,359	3,075,239
	Axis Bank Ltd.	6,691,329	70,633,009
	Axis Bank Ltd., GDR	291	15,365
	Bajaj Auto Ltd.	218,229	11,785,924
	Bajaj Consumer Care Ltd.	641,120	1,244,061
	Bajaj Finance Ltd.	434,461	33,420,386
	Bajaj Finserv Ltd.	526,940	8,762,112
*	Bajaj Hindusthan Sugar Ltd.	4,693,384	842,075
	Bajaj Holdings & Investment Ltd.	171,475	14,476,657
	Balaji Amines Ltd.	87,890	2,263,198
	Balkrishna Industries Ltd.	415,818	10,598,043
	Balmer Lawrie & Co. Ltd.	565,989	819,145
	Balrampur Chini Mills Ltd.	1,344,423	6,859,115
	Banco Products India Ltd.	88,903	281,269
*Ω	Bandhan Bank Ltd.	1,264,995	3,557,604

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Bank of Baroda	3,129,568	$7,239,426
	Bank of India	2,139,467	2,205,712
	Bank of Maharashtra	3,860,273	1,429,755
	Bannari Amman Sugars Ltd.	7,484	265,468
	BASF India Ltd.	67,125	1,948,486
	Bata India Ltd.	81,101	1,462,531
	Bayer CropScience Ltd.	20,966	1,060,859
*	BEML Land Assets Ltd.	121,055	307,311
	BEML Ltd.	121,055	1,803,934
	Berger Paints India Ltd.	812,273	6,074,296
*	BF Utilities Ltd.	41,050	170,017
	Bhansali Engineering Polymers Ltd.	477,299	591,645
	Bharat Bijlee Ltd.	14,509	487,081
	Bharat Dynamics Ltd.	141,226	1,741,677
	Bharat Electronics Ltd.	13,369,655	16,907,648
	Bharat Forge Ltd.	967,385	9,478,726
	Bharat Heavy Electricals Ltd.	6,211,848	5,988,739
	Bharat Petroleum Corp. Ltd.	2,059,406	8,981,115
	Bharat Rasayan Ltd.	6,416	777,147
	Bharti Airtel Ltd.	6,629,720	64,868,134
	Biocon Ltd.	1,241,904	3,528,963
	Birla Corp. Ltd.	198,813	2,238,644
	Birlasoft Ltd.	1,373,575	4,611,220
*	Black Box Ltd.	45,023	75,929
	Bliss Gvs Pharma Ltd.	296,202	278,338
	BLS International Services Ltd.	71,876	157,993
	Blue Dart Express Ltd.	32,816	2,386,204
	Blue Star Ltd.	212,218	3,850,100
	Bodal Chemicals Ltd.	402,603	345,738
	Bombay Burmah Trading Co.	66,894	847,883
*	Bombay Dyeing & Manufacturing Co. Ltd.	37,775	42,761
*	Borosil Ltd.	9,142	45,639
*	Borosil Renewables Ltd.	238,357	1,499,457
	Bosch Ltd.	16,890	4,008,573
	Brigade Enterprises Ltd.	614,906	3,768,213
	Brightcom Group Ltd.	1,052,854	121,067
	Britannia Industries Ltd.	249,992	13,877,637
	BSE Ltd.	361,765	2,324,223
*	Camlin Fine Sciences Ltd.	397,182	839,762
	Can Fin Homes Ltd.	574,150	4,337,376
	Canara Bank	1,487,638	5,787,514
*	Capacit’e Infraprojects Ltd.	130,029	209,293
	Caplin Point Laboratories Ltd.	191,109	1,588,649
	Carborundum Universal Ltd.	518,250	6,794,554
	Care Ratings Ltd.	151,066	1,188,444
	Castrol India Ltd.	2,369,976	3,476,171
	CCL Products India Ltd.	633,947	4,652,368
	Ceat Ltd.	239,055	4,585,621
*	Central Bank of India Ltd.	2,733,466	1,018,233
	Central Depository Services India Ltd.	298,087	3,677,251
	Century Enka Ltd.	58,339	286,181
	Century Plyboards India Ltd.	473,153	3,020,690
	Century Textiles & Industries Ltd.	305,455	2,549,438
	Cera Sanitaryware Ltd.	34,903	2,672,226
	CESC Ltd.	3,791,440	3,183,415
	CG Power & Industrial Solutions Ltd.	3,440,708	12,984,516
*	Chalet Hotels Ltd.	26,873	126,485
	Chambal Fertilisers & Chemicals Ltd.	2,102,953	7,350,986
	Chennai Petroleum Corp. Ltd.	214,638	799,159

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
††	Chennai Super Kings Cricket Ltd.	2,606,099	$13,436
	Cholamandalam Financial Holdings Ltd.	589,800	4,355,550
	Cholamandalam Investment & Finance Co. Ltd.	1,788,525	19,179,701
	Cigniti Technologies Ltd.	60,408	638,415
	Cipla Ltd.	1,719,159	19,145,495
	City Union Bank Ltd.	2,891,513	5,027,087
	Coal India Ltd.	3,129,065	8,939,828
Ω	Cochin Shipyard Ltd.	277,807	1,714,214
*Ω	Coffee Day Enterprises Ltd.	64,279	25,750
	Coforge Ltd.	108,614	5,567,883
	Colgate-Palmolive India Ltd.	366,635	7,136,260
	Computer Age Management Services Ltd.	89,643	2,259,126
	Confidence Petroleum India Ltd.	47,601	35,678
	Container Corp. of India Ltd.	858,721	6,429,137
	Coromandel International Ltd.	922,033	10,667,322
*	Cosmo First Ltd.	121,772	929,247
*	CreditAccess Grameen Ltd.	172,268	2,037,256
	CRISIL Ltd.	105,671	4,660,616
	Crompton Greaves Consumer Electricals Ltd.	3,620,330	11,305,867
*	CSB Bank Ltd.	179,272	616,016
	Cummins India Ltd.	442,349	8,533,160
	Cyient Ltd.	368,769	5,333,097
*	D B Realty Ltd.	170,382	182,988
	Dabur India Ltd.	1,213,038	7,918,829
	Dalmia Bharat Ltd.	381,593	9,354,875
	Dalmia Bharat Sugar & Industries Ltd.	161,551	734,253
	DB Corp. Ltd.	359,014	519,064
	DCB Bank Ltd.	2,029,154	2,652,332
	DCM Shriram Ltd.	394,355	3,939,487
	DCW Ltd.	1,088,459	612,197
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	576,784	4,232,267
	Deepak Nitrite Ltd.	345,058	7,966,321
	Delta Corp. Ltd.	789,578	1,986,141
*	DEN Networks Ltd.	522,042	196,118
*	Dhampur Bio Organics Ltd.	377,866	769,293
	Dhampur Sugar Mills Ltd.	386,637	1,158,846
*	Dhani Services Ltd.	1,316,815	617,008
	Dhanuka Agritech Ltd.	111,129	873,290
Ω	Dilip Buildcon Ltd.	276,137	610,089
*	Dish TV India Ltd.	7,367,095	1,434,287
*	Dishman Carbogen Amcis Ltd.	494,826	844,202
	Divi’s Laboratories Ltd.	315,914	12,644,247
	Dixon Technologies India Ltd.	156,232	5,580,430
	DLF Ltd.	1,335,593	6,962,407
	Dollar Industries Ltd.	78,209	332,844
Ω	Dr Lal PathLabs Ltd.	147,996	3,539,162
	Dr Reddy’s Laboratories Ltd., ADR	277,917	16,802,862
	Dr Reddy’s Laboratories Ltd.	193,044	11,594,145
	Dwarikesh Sugar Industries Ltd.	1,033,614	1,165,936
	Dynamatic Technologies Ltd.	18,839	674,539
	eClerx Services Ltd.	201,520	3,298,635
	Edelweiss Financial Services Ltd.	3,161,290	2,646,229
	Eicher Motors Ltd.	370,374	14,983,952
	EID Parry India Ltd.	855,318	5,264,975
*	EIH Associated Hotels	21,757	127,084
*	EIH Ltd.	1,006,021	2,323,546
	Electrosteel Castings Ltd.	1,500,812	699,239
	Elgi Equipments Ltd.	717,338	4,092,014
	Emami Ltd.	1,087,855	4,982,570

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	Endurance Technologies Ltd.	110,314	$1,806,141
	Engineers India Ltd.	2,472,760	2,502,451
	EPL Ltd.	494,792	1,058,523
*Ω	Equitas Small Finance Bank Ltd.	1,287,647	1,090,871
Ω	Eris Lifesciences Ltd.	112,944	864,277
	ESAB India Ltd.	13,071	557,518
	Escorts Kubota Ltd.	337,376	8,187,568
*	Eveready Industries India Ltd.	42	150
	Everest Industries Ltd.	32,305	346,978
	Everest Kanto Cylinder Ltd.	157,540	187,095
	Excel Industries Ltd.	31,207	334,856
*	Exide Industries Ltd.	3,692,028	8,848,450
*	FDC Ltd.	406,583	1,459,262
	Federal Bank Ltd.	15,184,107	25,143,250
*	Federal-Mogul Goetze India Ltd.	23,434	95,394
	FIEM Industries Ltd.	30,296	656,623
	Filatex India Ltd.	1,608,986	718,526
	Fine Organic Industries Ltd.	35,357	1,917,525
	Fino Payments Bank Ltd.	4,671	12,188
	Finolex Cables Ltd.	550,383	6,019,150
	Finolex Industries Ltd.	2,181,553	4,478,194
	Firstsource Solutions Ltd.	2,120,116	3,031,285
	Force Motors Ltd.	19,151	313,899
*	Fortis Healthcare Ltd.	2,144,426	6,854,330
	Gabriel India Ltd.	641,693	1,211,622
	GAIL India Ltd.	12,758,977	16,763,103
	Galaxy Surfactants Ltd.	34,696	1,060,785
*	Ganesh Housing Corp. Ltd.	36,689	149,547
	Garden Reach Shipbuilders & Engineers Ltd.	93,877	533,417
	Garware Technical Fibres Ltd.	62,082	2,204,770
	Gateway Distriparks Ltd.	1,882,656	1,473,584
*	Gati Ltd.	256,616	374,895
*	GE T&D India Ltd.	215,279	465,640
Ω	General Insurance Corp. of India	324,522	610,658
	Genus Power Infrastructures Ltd.	304,370	338,950
	Geojit Financial Services Ltd.	213,157	117,367
	GHCL Ltd.	749,719	4,467,273
	Ghcl Textiles Ltd.	749,719	304,610
	GIC Housing Finance Ltd.	249,251	502,143
	Gillette India Ltd.	36,506	1,962,317
	GlaxoSmithKline Pharmaceuticals Ltd.	94,549	1,435,604
	Glenmark Pharmaceuticals Ltd.	1,293,109	8,917,190
	GMM Pfaudler Ltd.	12,278	222,868
*	GMR Airports Infrastructure Ltd.	3,314,601	1,853,313
	GOCL Corp. Ltd.	2,224	8,922
	Godawari Power & Ispat Ltd.	104,159	456,086
	Godfrey Phillips India Ltd.	139,472	3,024,282
Ω	Godrej Agrovet Ltd.	148,822	797,679
*	Godrej Consumer Products Ltd.	980,961	10,934,301
*	Godrej Industries Ltd.	334,110	1,832,512
*	Godrej Properties Ltd.	239,699	3,871,997
	Goodyear India Ltd.	40,421	547,705
	Granules India Ltd.	1,304,287	4,793,929
	Graphite India Ltd.	473,828	1,722,217
	Grasim Industries Ltd.	720,168	15,157,891
	Grauer & Weil India Ltd.	351,060	485,715
*	Gravita India Ltd.	58,620	365,193
	Great Eastern Shipping Co. Ltd.	691,520	5,741,293
	Greaves Cotton Ltd.	478,583	783,938

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Greenlam Industries Ltd.	85,483	$305,876
	Greenpanel Industries Ltd.	316,654	1,159,155
	Greenply Industries Ltd.	400,805	710,111
	Grindwell Norton Ltd.	150,344	3,513,663
	Gujarat Alkalies & Chemicals Ltd.	239,603	2,012,225
	Gujarat Ambuja Exports Ltd.	750,781	2,688,734
	Gujarat Fluorochemicals Ltd.	242,966	10,103,579
	Gujarat Gas Ltd.	716,872	4,110,749
	Gujarat Industries Power Co. Ltd.	184,821	211,057
	Gujarat Mineral Development Corp. Ltd.	613,376	1,177,354
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	940,018	6,762,495
	Gujarat Pipavav Port Ltd.	1,996,561	2,777,720
	Gujarat State Fertilizers & Chemicals Ltd.	1,428,230	2,776,168
	Gujarat State Petronet Ltd.	2,332,829	8,147,259
	Gulf Oil Lubricants India Ltd.	125,702	627,686
	Happiest Minds Technologies Ltd.	32,681	330,308
*	Hathway Cable & Datacom Ltd.	2,282,670	376,367
	Hatsun Agro Product Ltd.	139,746	1,442,896
	Havells India Ltd.	622,212	9,371,987
	HBL Power Systems Ltd.	724,991	1,002,253
	HCL Technologies Ltd.	2,808,832	36,684,819
Ω	HDFC Asset Management Co. Ltd.	156,215	3,383,787
	HDFC Bank Ltd.	4,794,497	99,100,762
Ω	HDFC Life Insurance Co. Ltd.	652,734	4,243,157
*	HealthCare Global Enterprises Ltd.	108,282	357,915
	HEG Ltd.	81,850	1,120,963
	HeidelbergCement India Ltd.	586,254	1,239,645
	Heritage Foods Ltd.	262,754	545,726
	Hero MotoCorp Ltd.	528,275	16,575,181
	Hester Biosciences Ltd.	14,649	324,266
*	Heubach Colorants India Ltd.	35,721	142,025
	HFCL Ltd.	6,197,980	4,907,486
	HG Infra Engineering Ltd.	129,062	1,390,593
	Hikal Ltd.	352,326	1,265,904
	HIL Ltd.	28,079	930,637
	Himadri Speciality Chemical Ltd.	1,578,999	2,002,769
	Himatsingka Seide Ltd.	72,835	73,579
	Hindalco Industries Ltd.	6,827,957	36,584,609
	Hinduja Global Solutions Ltd.	130,930	1,660,212
	Hindustan Aeronautics Ltd.	201,024	7,193,487
*	Hindustan Construction Co. Ltd.	3,333,531	663,425
	Hindustan Copper Ltd.	1,325,667	1,648,301
*	Hindustan Oil Exploration Co. Ltd.	239,595	485,083
	Hindustan Petroleum Corp. Ltd.	2,431,282	7,463,983
	Hindustan Unilever Ltd.	1,054,711	31,755,500
*	Hindware Home Innovation Ltd.	16,952	80,243
	Hitachi Energy India Ltd.	35,112	1,423,377
	Hle Glascoat Ltd.	23,180	169,103
	Honda India Power Products Ltd.	19,106	575,649
	Honeywell Automation India Ltd.	6,260	2,726,543
	Housing Development Finance Corp. Ltd.	1,745,202	59,342,287
	Huhtamaki India Ltd.	130,563	362,753
	I G Petrochemicals Ltd.	92,853	550,364
	ICICI Bank Ltd., Sponsored ADR	4,255,233	96,806,551
	ICICI Bank Ltd.	701,916	7,932,615
Ω	ICICI Lombard General Insurance Co. Ltd.	288,073	3,807,060
Ω	ICICI Prudential Life Insurance Co. Ltd.	529,358	2,814,300
Ω	ICICI Securities Ltd.	102,484	555,576
	ICRA Ltd.	7,026	406,240

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	IDFC First Bank Ltd.	18,741,237	$14,274,960
	IDFC Ltd.	8,393,471	9,068,812
*	IFB Industries Ltd.	38,527	399,317
*	Igarashi Motors India Ltd.	11,730	53,049
	IIFL Finance Ltd.	1,211,192	7,113,313
	IIFL Securities Ltd.	1,297,694	936,542
	India Cements Ltd.	1,121,694	2,548,691
	India Glycols Ltd.	117,563	814,933
	India Nippon Electricals Ltd.	7,359	32,920
*	Indiabulls Housing Finance Ltd.	2,163,756	2,867,250
*	Indiabulls Real Estate Ltd.	1,944,985	1,740,066
Ω	IndiaMart InterMesh Ltd.	6,502	427,534
	Indian Bank	1,534,906	6,066,285
Ω	Indian Energy Exchange Ltd.	2,552,194	4,894,796
	Indian Hotels Co. Ltd.	2,081,625	8,655,617
	Indian Metals & Ferro Alloys Ltd.	58,479	203,528
	Indian Oil Corp. Ltd.	7,428,911	7,398,934
*	Indian Overseas Bank	3,839,506	1,216,207
	Indian Railway Catering & Tourism Corp. Ltd.	371,862	2,819,851
Ω	Indian Railway Finance Corp. Ltd.	1,306,775	508,358
	Indo Count Industries Ltd.	575,037	959,852
	Indoco Remedies Ltd.	239,686	943,318
	Indraprastha Gas Ltd.	1,031,346	6,247,571
	Indus Towers Ltd.	2,830,673	5,371,740
	IndusInd Bank Ltd.	994,455	14,084,729
*	Infibeam Avenues Ltd.	6,491,424	1,100,423
	Info Edge India Ltd.	110,817	5,131,450
	Infosys Ltd., Sponsored ADR	2,556,809	39,732,812
	Infosys Ltd.	7,880,895	121,614,971
	Ingersoll Rand India Ltd.	35,607	1,207,586
*	Inox Wind Ltd.	336,733	442,884
	Insecticides India Ltd.	64,008	374,954
	Intellect Design Arena Ltd.	491,645	2,685,515
*Ω	InterGlobe Aviation Ltd.	191,204	4,740,057
	IOL Chemicals & Pharmaceuticals Ltd.	133,702	654,425
	Ipca Laboratories Ltd.	865,675	7,513,166
	IRB Infrastructure Developers Ltd.	8,455,690	2,852,937
Ω	IRCON International Ltd.	1,304,536	1,186,242
	ISGEC Heavy Engineering Ltd.	5,991	35,753
	ITC Ltd.	9,263,717	48,381,852
	ITD Cementation India Ltd.	624,766	949,449
*	ITI Ltd.	299,460	348,978
	J Kumar Infraprojects Ltd.	198,168	666,640
	Jagran Prakashan Ltd.	566,656	509,457
	Jai Corp. Ltd.	424,199	772,683
*	Jaiprakash Associates Ltd.	7,154,771	658,910
*	Jaiprakash Power Ventures Ltd.	10,398,193	752,996
*	Jammu & Kashmir Bank Ltd.	1,874,888	1,344,784
	Jamna Auto Industries Ltd.	1,256,967	1,612,621
	JB Chemicals & Pharmaceuticals Ltd.	267,299	6,909,299
	JBM Auto Ltd.	114,482	1,126,100
	Jindal Poly Films Ltd.	184,440	1,411,215
	Jindal Saw Ltd.	1,516,771	3,043,502
	Jindal Stainless Ltd.	3,556,339	12,360,371
	Jindal Steel & Power Ltd.	2,995,135	21,400,100
	JK Cement Ltd.	209,443	7,706,105
	JK Lakshmi Cement Ltd.	416,062	3,982,249
	JK Paper Ltd.	984,305	4,560,100
	JK Tyre & Industries Ltd.	1,159,437	2,550,556

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	JM Financial Ltd.	2,886,374	$2,158,873
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	31,305	428,837
	JSW Energy Ltd.	3,212,689	10,223,995
	JSW Steel Ltd.	4,074,854	36,321,036
	JTEKT India Ltd.	353,066	474,224
	Jubilant Foodworks Ltd.	1,697,690	9,314,818
	Jubilant Ingrevia Ltd.	853,708	4,401,230
	Jubilant Pharmova Ltd.	861,736	3,273,643
*	Just Dial Ltd.	4,845	39,966
	Jyothy Labs Ltd.	964,771	2,290,875
	Kajaria Ceramics Ltd.	657,988	8,824,897
	Kalpataru Power Transmission Ltd.	734,045	4,857,929
	Kalyani Steels Ltd.	205,374	833,487
	Kansai Nerolac Paints Ltd.	542,427	2,523,355
	Karnataka Bank Ltd.	1,691,799	2,796,068
	Karur Vysya Bank Ltd.	3,777,171	4,527,805
	Kaveri Seed Co. Ltd.	228,415	1,484,895
	KCP Ltd.	563,447	732,414
	KEC International Ltd.	893,542	5,017,325
	KEI Industries Ltd.	469,824	10,918,546
	Kennametal India Ltd.	20,374	572,262
*	Kesoram Industries Ltd.	324,467	242,326
	Kewal Kiran Clothing Ltd.	43,726	247,655
*	Kiri Industries Ltd.	154,810	560,200
	Kirloskar Brothers Ltd.	71,957	376,494
	Kirloskar Ferrous Industries Ltd.	272,508	1,371,677
	Kirloskar Oil Engines Ltd.	384,975	1,859,570
	Kitex Garments Ltd.	262,167	516,060
	KNR Constructions Ltd.	1,103,018	3,247,032
	Kolte-Patil Developers Ltd.	180,980	560,380
	Kotak Mahindra Bank Ltd.	1,495,520	35,500,711
	Kovai Medical Center & Hospital	162	3,890
	KPIT Technologies Ltd.	1,399,217	15,726,767
	KPR Mill Ltd.	597,288	4,400,460
	KRBL Ltd.	568,267	2,748,972
*Ω	Krishna Institute of Medical Sciences Ltd.	1,454	26,903
	KSB Ltd.	58,060	1,605,447
	L&T Finance Holdings Ltd.	5,109,083	5,805,544
Ω	L&T Technology Services Ltd.	29,663	1,382,509
	LA Opala RG Ltd.	205,933	969,635
	Lakshmi Machine Works Ltd.	18,685	2,473,221
	Larsen & Toubro Ltd.	1,746,787	50,549,443
Ω	Laurus Labs Ltd.	1,018,590	3,835,844
	LG Balakrishnan & Bros Ltd.	187,741	2,002,522
	LIC Housing Finance Ltd.	2,493,799	10,519,812
	Linde India Ltd.	58,819	2,884,739
	LT Foods Ltd.	2,083,868	2,834,001
Ω	LTIMindtree Ltd.	314,902	17,083,502
	Lumax Auto Technologies Ltd.	224,947	863,499
	Lumax Industries Ltd.	12,179	306,448
	Lupin Ltd.	958,974	8,305,283
*	LUX Industries Ltd.	54,659	917,842
	Mahanagar Gas Ltd.	186,804	2,303,954
	Maharashtra Scooters Ltd.	1,580	97,298
	Maharashtra Seamless Ltd.	413,482	2,178,139
	Mahindra & Mahindra Financial Services Ltd.	5,255,536	16,721,622
	Mahindra & Mahindra Ltd.	2,751,005	41,329,949
	Mahindra CIE Automotive Ltd.	876,348	4,295,552
*	Mahindra Holidays & Resorts India Ltd.	570,873	2,113,428

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Mahindra Lifespace Developers Ltd.	483,387	$2,204,941
Ω	Mahindra Logistics Ltd.	60,861	275,303
	Maithan Alloys Ltd.	79,661	883,805
	Man Infraconstruction Ltd.	645,644	645,945
	Manappuram Finance Ltd.	3,734,908	5,937,210
	Mangalam Cement Ltd.	86,146	304,252
*	Mangalore Refinery & Petrochemicals Ltd.	896,438	707,981
	Marico Ltd.	1,984,233	12,097,910
	Marksans Pharma Ltd.	2,061,049	2,034,465
	Maruti Suzuki India Ltd.	65,398	6,900,978
Ω	MAS Financial Services Ltd.	83,494	715,689
	Mastek Ltd.	89,819	1,891,773
*	Max Financial Services Ltd.	279,764	2,182,726
*	Max Healthcare Institute Ltd.	874,111	4,881,900
*	Max Ventures & Industries Ltd.	137,235	323,289
	Mayur Uniquoters Ltd.	150,582	940,105
	Mazagon Dock Shipbuilders Ltd.	146,753	1,358,729
	Meghmani Finechem Ltd.	97,712	1,147,747
	Meghmani Organics Ltd.	1,262,278	1,318,111
Ω	Metropolis Healthcare Ltd.	96,353	1,478,546
	Minda Corp. Ltd.	552,395	1,918,009
*	Mirza International Ltd.	333,665	270,617
Ω	Mishra Dhatu Nigam Ltd.	409,390	1,028,973
	MM Forgings Ltd.	60,898	624,109
	MOIL Ltd.	689,275	1,322,009
	Monte Carlo Fashions Ltd.	73,723	640,127
*	Morepen Laboratories Ltd.	2,053,442	691,181
	Motherson Sumi Wiring India Ltd.	7,117,059	4,695,691
	Motilal Oswal Financial Services Ltd.	312,457	2,366,729
	Mphasis Ltd.	461,180	10,314,320
	MRF Ltd.	7,799	8,491,806
	Mrs Bectors Food Specialities Ltd.	61,444	464,736
	MSTC Ltd.	107,218	397,654
	Mukand Ltd.	25,139	40,268
	Multi Commodity Exchange of India Ltd.	107,081	1,838,439
	Muthoot Finance Ltd.	852,138	10,628,219
	Nahar Spinning Mills Ltd.	61,210	215,368
	Narayana Hrudayalaya Ltd.	161,104	1,497,282
	Natco Pharma Ltd.	558,729	3,932,823
	National Aluminium Co. Ltd.	10,802,548	10,990,491
*	National Fertilizers Ltd.	345,396	334,923
	Nava Ltd.	852,633	2,462,190
	Navin Fluorine International Ltd.	109,721	6,512,630
	Navneet Education Ltd.	655,288	924,173
	NBCC India Ltd.	3,449,364	1,666,997
	NCC Ltd.	2,922,154	4,286,817
	NCL Industries Ltd.	129,237	296,239
	NELCO Ltd.	44,928	347,539
	Neogen Chemicals Ltd.	46,501	898,070
	NESCO Ltd.	151,311	1,026,623
	Nestle India Ltd.	90,250	24,029,888
	Neuland Laboratories Ltd.	22,049	576,308
	Newgen Software Technologies Ltd.	62,745	388,282
	NHPC Ltd.	8,773,098	4,747,063
*	NIIT Ltd.	686,915	3,054,711
	Nilkamal Ltd.	48,172	1,213,644
Ω	Nippon Life India Asset Management Ltd.	137,923	402,948
	NLC India Ltd.	749,864	747,647
	NMDC Ltd.	2,720,359	3,625,351

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*††	NMDC Steel Ltd.	2,720,359	$1,229,935
	NOCIL Ltd.	954,930	2,493,791
	Novartis India Ltd.	19,447	141,720
	NRB Bearings Ltd.	430,506	794,204
	NTPC Ltd.	8,519,371	17,968,811
	Nucleus Software Exports Ltd.	64,922	480,457
	Oberoi Realty Ltd.	451,873	5,054,408
	Oil & Natural Gas Corp. Ltd.	5,507,685	10,724,473
	Oil India Ltd.	1,230,634	3,849,396
*	Omaxe Ltd.	192,524	125,956
	OnMobile Global Ltd.	257,832	221,658
	Oracle Financial Services Software Ltd.	117,363	5,142,525
	Orient Cement Ltd.	1,070,141	1,666,941
	Orient Electric Ltd.	456,754	1,247,154
	Orient Paper & Industries Ltd.	827,420	440,649
*	Oriental Aromatics Ltd.	25,737	129,471
	Oriental Carbon & Chemicals Ltd.	24,235	207,549
*	Oriental Hotels Ltd.	163,381	180,596
*	Orissa Minerals Development Co. Ltd.	669	22,862
	Page Industries Ltd.	26,237	12,961,543
	Paisalo Digital Ltd.	915,343	571,031
	Panama Petrochem Ltd.	213,758	777,978
*Ω	Parag Milk Foods Ltd.	102,516	110,396
*	Patel Engineering Ltd.	1,624,338	408,012
*	PC Jeweller Ltd.	907,190	283,964
	PCBL Ltd.	1,868,564	2,934,546
	Persistent Systems Ltd.	329,372	19,146,862
	Petronet LNG Ltd.	4,776,467	13,864,284
	Pfizer Ltd.	59,209	2,723,547
	Phoenix Mills Ltd.	370,549	6,557,577
	PI Industries Ltd.	318,312	13,172,581
	Pidilite Industries Ltd.	339,280	10,041,349
	Piramal Enterprises Ltd.	417,333	3,769,259
*	Piramal Pharma Ltd.	1,404,064	1,213,189
*Ω	PNB Housing Finance Ltd.	158,265	866,514
	PNB Housing Finance Ltd.	84,994	463,209
	PNC Infratech Ltd.	456,017	1,583,843
	Poly Medicure Ltd.	94,895	1,138,712
	Polycab India Ltd.	26,998	1,057,813
	Polyplex Corp. Ltd.	169,878	2,834,732
	Poonawalla Fincorp Ltd.	651,180	2,583,858
	Power Finance Corp. Ltd.	6,382,531	13,307,942
	Power Grid Corp. of India Ltd.	7,094,492	20,551,145
	Power Mech Projects Ltd.	24,825	800,452
	Praj Industries Ltd.	819,463	3,569,036
*	Prakash Industries Ltd.	736,654	494,110
Ω	Prataap Snacks Ltd.	24,502	217,000
	Prestige Estates Projects Ltd.	932,766	5,595,600
*	Pricol Ltd.	755,264	2,319,000
*	Prime Focus Ltd.	42,494	42,939
	Prince Pipes & Fittings Ltd.	222,129	1,607,341
*	Prism Johnson Ltd.	923,700	1,406,247
	Privi Speciality Chemicals Ltd.	26,844	350,788
	Procter & Gamble Health Ltd.	48,427	2,753,697
	Procter & Gamble Hygiene & Health Care Ltd.	29,729	5,091,686
	PSP Projects Ltd.	120,314	1,015,016
*	PTC India Financial Services Ltd.	761,011	134,796
	PTC India Ltd.	1,958,139	2,280,049
	Punjab National Bank	6,692,535	4,297,401

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Puravankara Ltd.	86,487	$82,005
*	PVR Ltd.	139,193	2,500,832
Ω	Quess Corp. Ltd.	232,013	1,033,012
	Radico Khaitan Ltd.	491,461	6,770,643
	Rain Industries Ltd.	1,833,969	3,648,893
	Rajesh Exports Ltd.	565,204	3,862,218
	Rallis India Ltd.	645,725	1,495,655
	Ramco Cements Ltd.	635,741	5,749,017
	Ramco Industries Ltd.	194,075	307,086
	Ramkrishna Forgings Ltd.	433,555	1,720,260
	Rane Holdings Ltd.	27,459	313,005
	Rashtriya Chemicals & Fertilizers Ltd.	1,922,250	2,568,260
	Ratnamani Metals & Tubes Ltd.	105,057	2,763,249
*	RattanIndia Power Ltd.	1,728,649	66,857
	Raymond Ltd.	263,472	5,144,435
*Ω	RBL Bank Ltd.	3,096,584	6,124,064
	REC Ltd.	12,894,190	20,908,938
	Redington Ltd.	5,867,702	12,113,362
	Redtape Ltd.	333,665	896,378
	Relaxo Footwears Ltd.	237,882	2,459,544
	Reliance Industrial Infrastructure Ltd.	55,253	571,473
	Reliance Industries Ltd.	5,101,117	151,451,061
*	Reliance Infrastructure Ltd.	510,394	988,689
*	Reliance Power Ltd.	17,689,317	2,674,079
	Repco Home Finance Ltd.	307,928	718,172
	Rhi Magnesita India Ltd.	70,011	552,605
	Rico Auto Industries Ltd.	438,655	386,102
	RITES Ltd.	311,819	1,468,661
	Rossari Biotech Ltd.	1,220	10,193
*	RPSG Ventures Ltd.	30,328	144,406
	RSWM Ltd.	273,374	615,238
	Rupa & Co. Ltd.	243,662	728,035
	Safari Industries India Ltd.	795	23,664
	Sagar Cements Ltd.	165,495	390,509
	Samvardhana Motherson International Ltd.	7,776,130	7,018,370
	Sandhar Technologies Ltd.	97,947	252,924
	Sangam India Ltd.	72,229	241,141
*	Sanghi Industries Ltd.	115,437	91,108
	Sanghvi Movers Ltd.	61,055	289,361
	Sanofi India Ltd.	52,233	3,559,228
	Sarda Energy & Minerals Ltd.	72,065	986,656
	Saregama India Ltd.	243,647	987,522
	Sasken Technologies Ltd.	13,768	150,844
*	Satin Creditcare Network Ltd.	234,382	416,435
	Savita Oil Technologies Ltd.	144,540	493,548
	SBI Cards & Payment Services Ltd.	304,686	2,878,926
Ω	SBI Life Insurance Co. Ltd.	367,250	5,130,559
	Schaeffler India Ltd.	146,940	5,007,625
*	Schneider Electric Infrastructure Ltd.	118,825	257,453
*	SEAMEC Ltd.	20,996	162,627
*	SEPC Ltd.	1,658,755	218,106
*	Sequent Scientific Ltd.	371,006	336,414
	Seshasayee Paper & Boards Ltd.	77,543	266,082
Ω	SH Kelkar & Co. Ltd.	363,066	511,678
	Shakti Pumps India Ltd.	31,380	169,389
	Shankara Building Products Ltd.	51,416	396,890
	Shanthi Gears Ltd.	5,964	26,103
	Sharda Cropchem Ltd.	281,600	1,604,465
	Sharda Motor Industries Ltd.	48,278	413,763

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Sheela Foam Ltd.	60,956	$776,343
	Shilpa Medicare Ltd.	120,287	378,375
	Shipping Corp. of India Ltd.	1,289,688	1,438,207
	Shipping Corp. of India Ltd.	1,289,688	426,291
*	Shoppers Stop Ltd.	109,496	886,004
	Shree Cement Ltd.	27,268	8,054,191
*	Shree Renuka Sugars Ltd.	3,250,199	1,875,801
	Shriram Finance Ltd.	976,353	15,959,099
	Siemens Ltd.	80,829	3,423,745
*	SIS Ltd.	163,607	770,428
	Siyaram Silk Mills Ltd.	133,161	797,804
	SKF India Ltd.	119,712	6,132,300
	Snowman Logistics Ltd.	47,354	20,762
	Sobha Ltd.	406,765	2,307,504
	Solar Industries India Ltd.	135,286	6,328,631
*	Solara Active Pharma Sciences Ltd.	69,844	326,385
	Somany Ceramics Ltd.	83,743	546,899
	Sonata Software Ltd.	480,901	5,023,963
*	South Indian Bank Ltd.	10,439,718	2,108,692
*	SP Apparels Ltd.	6,392	28,911
*	Spandana Sphoorty Financial Ltd.	20,009	146,212
	SRF Ltd.	755,997	23,506,248
*	Star Cement Ltd.	450,204	643,861
	State Bank of India	2,905,882	20,557,437
	State Bank of India, GDR	17,849	1,258,102
	Steel Authority of India Ltd.	6,987,088	7,091,612
	Sterlite Technologies Ltd.	1,116,079	2,199,716
*	Strides Pharma Science Ltd.	416,501	1,731,679
*	Stylam Industries Ltd.	19,479	277,017
	Styrenix Performance Materials Ltd.	4,228	40,999
*	Subex Ltd.	1,249,861	496,314
	Subros Ltd.	152,682	577,018
	Sudarshan Chemical Industries Ltd.	241,078	1,217,710
	Sumitomo Chemical India Ltd.	65,574	323,559
	Sun Pharmaceutical Industries Ltd.	2,093,899	25,297,322
	Sun TV Network Ltd.	894,567	4,735,865
	Sundaram Finance Holdings Ltd.	135,063	140,138
	Sundaram Finance Ltd.	139,963	4,052,783
	Sundaram-Clayton Ltd.	18,654	910,595
	Sundram Fasteners Ltd.	645,000	8,304,982
*	Sunflag Iron & Steel Co. Ltd.	155,299	282,420
	Sunteck Realty Ltd.	414,804	1,539,624
	Suprajit Engineering Ltd.	454,229	1,997,987
	Supreme Industries Ltd.	358,975	11,929,567
	Supreme Petrochem Ltd.	468,952	2,195,332
	Surya Roshni Ltd.	148,182	1,446,054
	Sutlej Textiles & Industries Ltd.	431,231	274,000
	Suven Pharmaceuticals Ltd.	907,896	5,244,653
*	Suzlon Energy Ltd.	22,059,738	2,263,922
	Swan Energy Ltd.	39,795	108,138
	Swaraj Engines Ltd.	35,022	746,392
	Symphony Ltd.	75,956	912,858
Ω	Syngene International Ltd.	749,950	6,212,006
	Tamil Nadu Newsprint & Papers Ltd.	157,095	465,362
	Tamilnadu Petroproducts Ltd.	504,938	523,342
	Tanla Platforms Ltd.	251,959	2,099,399
*	TARC Ltd.	281,006	172,844
	Tasty Bite Eatables Ltd.	1,319	150,242
	Tata Chemicals Ltd.	1,059,245	12,365,891

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Tata Coffee Ltd.	638,032	$1,719,911
	Tata Communications Ltd.	572,974	8,918,210
	Tata Consultancy Services Ltd.	2,162,337	85,378,729
	Tata Consumer Products Ltd.	1,442,528	13,462,076
	Tata Elxsi Ltd.	132,140	10,758,965
	Tata Metaliks Ltd.	101,490	966,662
*	Tata Motors Ltd.	6,741,020	40,178,492
	Tata Power Co. Ltd.	3,799,991	9,400,107
	Tata Steel Long Products Ltd.	7,521	60,238
	Tata Steel Ltd.	31,045,135	41,177,719
	TCI Express Ltd.	89,650	1,618,822
*Ω	TCNS Clothing Co. Ltd.	8,176	48,965
	TD Power Systems Ltd.	416,285	894,223
	Tech Mahindra Ltd.	2,012,404	25,285,338
	Techno Electric & Engineering Co. Ltd.	395,117	1,803,897
*Ω	Tejas Networks Ltd.	25,541	206,240
	Texmaco Rail & Engineering Ltd.	778,493	543,716
	Thermax Ltd.	149,018	4,181,032
	Thirumalai Chemicals Ltd.	682,892	1,666,754
*	Thomas Cook India Ltd.	679,968	548,837
Ω	Thyrocare Technologies Ltd.	64,929	353,341
	Tide Water Oil Co. India Ltd.	36,684	387,997
	Tilaknagar Industries Ltd.	157,409	239,681
	Time Technoplast Ltd.	1,265,490	1,311,770
	Timken India Ltd.	147,435	5,389,445
	Tinplate Co. of India Ltd.	377,823	1,506,090
*	Titagarh Wagons Ltd.	292,043	1,188,238
	Titan Co. Ltd.	868,751	28,095,224
	Torrent Pharmaceuticals Ltd.	510,505	10,300,394
	Torrent Power Ltd.	913,062	6,116,767
	Tourism Finance Corp. of India Ltd.	185,556	170,240
	TransIndia Realty & Logistics Parks Ltd.	686,770	203,653
	Transport Corp. of India Ltd.	299,723	2,313,472
	Trent Ltd.	277,058	4,634,951
	Trident Ltd.	10,150,783	3,875,951
	Triveni Engineering & Industries Ltd.	697,580	2,457,933
	Triveni Turbine Ltd.	628,064	2,817,245
	TTK Prestige Ltd.	242,585	2,181,655
	Tube Investments of India Ltd.	470,598	14,906,295
	TV Today Network Ltd.	234,605	554,771
*	TV18 Broadcast Ltd.	4,350,594	1,616,034
	TVS Motor Co. Ltd.	619,527	8,651,682
	TVS Srichakra Ltd.	26,058	900,241
	Uflex Ltd.	361,822	1,786,927
	Ugar Sugar Works Ltd.	233,317	306,762
*	Ugro Capital Ltd.	99,465	219,491
	Ujjivan Financial Services Ltd.	360,022	1,252,231
Ω	Ujjivan Small Finance Bank Ltd.	1,867,547	637,466
	UltraTech Cement Ltd.	279,896	25,855,604
	Unichem Laboratories Ltd.	259,458	1,211,244
	Union Bank of India Ltd.	4,760,911	4,432,297
	United Breweries Ltd.	131,346	2,375,677
*	United Spirits Ltd.	859,065	8,180,813
	UNO Minda Ltd.	1,024,129	6,528,263
	UPL Ltd.	3,216,291	29,146,790
	Usha Martin Ltd.	1,011,349	2,649,016
	UTI Asset Management Co. Ltd.	33,779	272,200
*	VA Tech Wabag Ltd.	298,041	1,428,882
	Vaibhav Global Ltd.	179,746	696,237

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Vakrangee Ltd.	2,875,153	$594,831
Ω	Valiant Organics Ltd.	5,856	36,218
*	Vardhman Textiles Ltd.	1,076,844	4,187,285
*Ω	Varroc Engineering Ltd.	161,423	575,368
	Varun Beverages Ltd.	519,572	9,188,375
	Vedanta Ltd.	2,874,201	9,854,366
	Venky’s India Ltd.	37,741	722,565
	Vesuvius India Ltd.	24,586	507,292
	V-Guard Industries Ltd.	1,040,667	3,255,796
	Vimta Labs Ltd.	61,833	289,727
	Vinati Organics Ltd.	173,944	4,217,740
	Vindhya Telelinks Ltd.	27,832	596,400
	VIP Industries Ltd.	22,909	166,897
	Visaka Industries Ltd.	40,133	197,991
	V-Mart Retail Ltd.	25,164	667,525
*	Vodafone Idea Ltd.	29,375,606	2,503,612
	Voltamp Transformers Ltd.	16,064	586,923
	Voltas Ltd.	138,445	1,354,733
*	VRL Logistics Ltd.	267,849	2,068,673
	VST Industries Ltd.	31,711	1,270,145
	VST Tillers Tractors Ltd.	25,237	769,466
	Welspun Corp. Ltd.	1,157,870	3,204,694
	Welspun Enterprises Ltd.	439,156	764,209
	Welspun India Ltd.	3,039,900	3,271,459
	West Coast Paper Mills Ltd.	431,778	2,925,163
*	Westlife Foodworld Ltd.	106,395	999,858
	Wheels India Ltd.	49,977	315,353
	Whirlpool of India Ltd.	120,592	1,959,905
	Wipro Ltd.	4,024,296	19,040,636
*	Wockhardt Ltd.	304,296	630,012
*	Wonderla Holidays Ltd.	87,484	483,550
*	Yes Bank Ltd.	12,651,241	2,434,773
	Zee Entertainment Enterprises Ltd.	7,240,290	17,518,815
*	Zee Media Corp. Ltd.	3,337,704	367,814
	Zensar Technologies Ltd.	619,238	2,119,339
*	Zomato Ltd.	889,844	707,180
	Zydus Lifesciences Ltd.	1,126,403	7,182,081
	Zydus Wellness Ltd.	50,722	965,561

TOTAL INDIA			3,799,446,116

INDONESIA — (2.1%)
	ABM Investama Tbk PT	2,924,500	666,155
	Ace Hardware Indonesia Tbk PT	66,039,500	2,029,568
	Adaro Energy Indonesia Tbk PT	82,413,800	17,641,832
*	Adhi Karya Persero Tbk PT	13,705,879	407,773
*	Adi Sarana Armada Tbk PT	10,330,500	637,838
*	Agung Semesta Sejahtera Tbk PT	29,109,300	41,670
	AKR Corporindo Tbk PT	32,864,100	3,637,265
*	Alam Sutera Realty Tbk PT	81,308,900	988,121
*	Allo Bank Indonesia Tbk PT	345,700	30,197
	Aneka Tambang Tbk PT	22,650,319	3,258,352
	Arwana Citramulia Tbk PT	21,783,200	1,358,516
	Ashmore Asset Management Indonesia Tbk PT	1,446,100	122,358
	Astra Agro Lestari Tbk PT	4,299,822	2,265,535
	Astra International Tbk PT	55,401,700	25,555,079
	Astra Otoparts Tbk PT	4,900,900	611,999
*	Asuransi Maximus Graha Persada Tbk PT	1,160,200	3,960
*††	Bakrie Telecom Tbk PT	35,294,139	0
	Bali Bintang Sejahtera Tbk PT	425,200	5,681

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Bank Amar Indonesia Tbk PT	10,427,010	$213,627
	Bank BTPN Syariah Tbk PT	10,603,500	1,548,113
*	Bank Bukopin Tbk PT	138,102,388	970,825
*	Bank Capital Indonesia Tbk PT	20,448,500	181,418
	Bank Central Asia Tbk PT	68,285,100	42,258,300
*	Bank China Construction Bank Indonesia Tbk PT	17,420,100	81,954
*	Bank Ganesha Tbk PT	8,856,600	40,443
*	Bank Ina Perdana PT	2,273,000	614,617
*	Bank Jago Tbk PT	343,400	48,729
	Bank Mandiri Persero Tbk PT	112,308,272	39,700,948
*	Bank Mayapada International Tbk PT	3,397,500	115,918
	Bank Maybank Indonesia Tbk PT	8,955,900	139,144
*	Bank MNC Internasional Tbk PT	30,635,900	165,221
*	Bank Nationalnobu Tbk PT	2,676,400	91,367
	Bank Negara Indonesia Persero Tbk PT	16,698,130	10,761,082
	Bank OCBC Nisp Tbk PT	5,042,400	285,564
	Bank Pan Indonesia Tbk PT	32,624,800	2,458,382
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	30,543,157	2,614,517
	Bank Pembangunan Daerah Jawa Timur Tbk PT	31,858,200	1,466,230
	Bank Rakyat Indonesia Persero Tbk PT	95,125,259	33,149,169
	Bank Syariah Indonesia Tbk PT	14,075,100	1,662,501
	Bank Tabungan Negara Persero Tbk PT	49,445,554	4,205,540
	Barito Pacific Tbk PT	97,090,310	5,536,562
	Bayan Resources Tbk PT	2,183,400	3,200,700
*	Bekasi Fajar Industrial Estate Tbk PT	29,603,400	304,953
	BFI Finance Indonesia Tbk PT	61,577,500	5,785,408
*	Bintang Oto Global Tbk PT	5,299,300	438,899
	BISI International Tbk PT	11,631,812	1,333,001
	Blue Bird Tbk PT	4,172,100	502,470
*	Buana Lintas Lautan Tbk PT	119,322,800	984,727
	Bukit Asam Tbk PT	27,820,300	7,868,259
*	Bumi Resources Minerals Tbk PT	103,623,200	1,146,863
*	Bumi Resources Tbk PT	336,794,400	2,783,714
*	Bumi Serpong Damai Tbk PT	59,167,400	4,301,462
*	Bumi Teknokultura Unggul Tbk PT	24,398,900	83,159
*	Capital Financial Indonesia Tbk PT	2,827,500	130,098
	Catur Sentosa Adiprana Tbk PT	864,200	42,721
	Charoen Pokphand Indonesia Tbk PT	22,689,160	7,103,414
Ω	Cikarang Listrindo Tbk PT	7,638,100	356,949
	Ciputra Development Tbk PT	83,363,115	5,656,270
*	Citra Marga Nusaphala Persada Tbk PT	20,081,671	2,381,999
*	City Retail Developments Tbk PT	11,633,200	111,064
	Delta Dunia Makmur Tbk PT	54,214,800	1,199,590
	Dharma Satya Nusantara Tbk PT	32,818,900	1,388,105
*	Eagle High Plantations Tbk PT	7,400,500	30,293
	Elang Mahkota Teknologi Tbk PT	22,703,200	1,095,996
	Elnusa Tbk PT	28,809,900	633,813
	Erajaya Swasembada Tbk PT	79,857,300	2,708,174
*	Gajah Tunggal Tbk PT	10,464,400	499,252
	Garudafood Putra Putri Jaya Tbk PT	22,902,100	727,376
*	Global Mediacom Tbk PT	1,742,800	33,082
	Gudang Garam Tbk PT	2,365,500	4,589,884
*††	Hanson International Tbk PT	637,185,300	0
	Harum Energy Tbk PT	17,523,600	1,810,809
	Hexindo Adiperkasa Tbk PT	1,147,656	445,941
	Impack Pratama Industri Tbk PT	3,312,400	840,032
	Indah Kiat Pulp & Paper Tbk PT	16,852,800	8,955,137
	Indika Energy Tbk PT	22,642,400	4,027,567
	Indo Tambangraya Megah Tbk PT	3,061,500	6,964,935

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Indocement Tunggal Prakarsa Tbk PT	5,371,500	$3,978,157
	Indofood CBP Sukses Makmur Tbk PT	3,114,100	2,248,488
	Indofood Sukses Makmur Tbk PT	27,929,000	12,293,571
	Indomobil Sukses Internasional Tbk PT	3,316,100	533,561
	Indosat Tbk PT	4,834,300	2,310,381
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	44,867,188	2,415,883
	Integra Indocabinet Tbk PT	13,897,600	398,432
*††	Inti Agri Resources Tbk PT	10,879,700	6,953
*	Intikeramik Alamasri Industri Tbk PT	6,837,200	23,303
	Japfa Comfeed Indonesia Tbk PT	52,361,900	3,717,540
*	Jasa Marga Persero Tbk PT	9,986,458	2,242,020
	Jaya Real Property Tbk PT	5,813,800	208,096
	Kalbe Farma Tbk PT	71,241,400	10,314,595
*	Kapuas Prima Coal Tbk PT	22,409,900	76,399
*	Kawasan Industri Jababeka Tbk PT	148,103,245	1,211,235
	KMI Wire & Cable Tbk PT	28,325,800	572,151
*	Krakatau Steel Persero Tbk PT	35,882,937	695,310
*	Kresna Graha Investama Tbk PT	5,169,200	17,615
	Lautan Luas Tbk PT	329,800	29,118
*	Lippo Cikarang Tbk PT	17,730,905	979,544
*	Lippo Karawaci Tbk PT	326,038,562	2,070,036
*	M Cash Integrasi PT	90,400	56,145
	Mahkota Group Tbk PT	1,511,200	74,691
*	Malindo Feedmill Tbk PT	5,480,200	163,710
*	Map Aktif Adiperkasa PT	1,443,500	452,950
	Matahari Department Store Tbk PT	7,162,900	1,979,171
	Mayora Indah Tbk PT	17,981,125	3,189,847
*	MD Pictures Tbk PT	587,600	73,349
	Medco Energi Internasional Tbk PT	69,082,660	4,787,255
*	Media Nusantara Citra Tbk PT	56,781,893	2,287,414
	Medikaloka Hermina Tbk PT	34,301,800	3,309,899
*	Mega Manunggal Property Tbk PT	4,549,500	150,853
*	Merdeka Copper Gold Tbk PT	15,580,362	4,202,938
*	Metro Healthcare Indonesia Tbk PT	43,855,400	1,447,056
	Metrodata Electronics Tbk PT	29,429,400	1,144,337
	Metropolitan Kentjana Tbk PT	11,400	20,568
*	Mitra Adiperkasa Tbk PT	72,524,600	6,781,377
	Mitra Keluarga Karyasehat Tbk PT	16,780,300	3,307,301
	Mitra Pinasthika Mustika Tbk PT	11,008,300	991,060
*	MNC Digital Entertainment Tbk PT	4,423,500	1,216,241
*	MNC Kapital Indonesia Tbk PT	12,635,900	50,809
*	MNC Land Tbk PT	102,637,700	490,338
*	MNC Vision Networks Tbk PT	73,921,600	252,133
*	Mulia Industrindo Tbk PT	9,511,600	324,321
*	Multipolar Tbk PT	49,085,700	298,152
*	NFC Indonesia Tbk PT	130,200	65,164
	Nippon Indosari Corpindo Tbk PT	19,741,289	1,914,613
*††	Omni Inovasi Indonesia Tbk PT	17,703,800	6,044
	Pabrik Kertas Tjiwi Kimia Tbk PT	7,237,900	3,349,332
*	Pacific Strategic Financial Tbk PT	12,766,300	1,105,194
	Pakuwon Jati Tbk PT	113,629,800	3,769,324
	Panin Financial Tbk PT	122,142,700	2,384,873
*	Paninvest Tbk PT	7,925,300	557,269
*	Pelayaran Tamarin Samudra Tbk PT	15,253,600	51,989
	Perusahaan Gas Negara Tbk PT	40,653,300	3,976,844
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	27,715,600	1,919,140
*	Pollux Properti Indonesia Tbk PT	591,300	6,303
*††	Pool Advista Indonesia Tbk PT	8,941,700	5,714
*	PP Persero Tbk PT	22,202,490	985,119

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Prodia Widyahusada Tbk PT	440,800	$176,517
	Puradelta Lestari Tbk PT	56,673,800	653,437
	Ramayana Lestari Sentosa Tbk PT	17,489,100	728,064
	Resource Alam Indonesia Tbk PT	2,192,600	73,889
*††	Rimo International Lestari Tbk PT	151,291,900	0
	Rukun Raharja Tbk PT	881,200	59,045
	Salim Ivomas Pratama Tbk PT	31,135,200	845,058
	Samator Indo Gas Tbk PT	1,828,200	238,202
	Sampoerna Agro Tbk PT	5,071,559	729,719
	Samudera Indonesia Tbk PT	58,406,500	1,538,394
*	Sarana Meditama Metropolitan Tbk PT	9,118,000	187,807
	Sarana Menara Nusantara Tbk PT	42,784,900	2,996,340
	Sariguna Primatirta Tbk PT	14,535,400	500,748
	Sawit Sumbermas Sarana Tbk PT	31,536,700	3,678,064
*††	Sekawan Intipratama Tbk PT	2,876,400	0
	Selamat Sempurna Tbk PT	16,582,900	1,758,456
*	Semen Baturaja Tbk PT	12,485,100	304,825
	Semen Indonesia Persero Tbk PT	13,444,586	5,468,248
	Siloam International Hospitals Tbk PT	21,897,100	2,584,902
*	Sinar Mas Multiartha Tbk PT	278,500	236,788
*	Smartfren Telecom Tbk PT	67,172,300	270,650
*††	Sri Rejeki Isman Tbk PT	96,691,300	180,431
	Steel Pipe Industry of Indonesia PT	16,408,800	277,834
	Sumber Alfaria Trijaya Tbk PT	19,963,700	3,947,466
	Summarecon Agung Tbk PT	79,145,547	3,027,416
	Surya Citra Media Tbk PT	116,709,700	1,314,436
	Surya Esa Perkasa Tbk PT	35,252,700	1,684,372
*	Surya Semesta Internusa Tbk PT	32,063,800	923,021
*††	Suryainti Permata Tbk PT	3,098,000	0
	Telkom Indonesia Persero Tbk PT	55,290,600	16,014,848
#	Telkom Indonesia Persero Tbk PT, ADR	386,811	11,140,157
	Temas Tbk PT	1,658,400	325,573
	Tempo Scan Pacific Tbk PT	2,420,500	231,001
	Timah Tbk PT	27,816,667	1,930,674
	Tower Bersama Infrastructure Tbk PT	10,212,500	1,436,286
*††	Trada Alam Minera Tbk PT	173,119,000	110,633
	Transcoal Pacific Tbk PT	2,257,300	1,181,109
	Trias Sentosa Tbk PT	3,690,500	173,591
	Triputra Agro Persada PT	19,393,800	846,689
	Tunas Baru Lampung Tbk PT	27,570,857	1,146,845
	Ultrajaya Milk Industry & Trading Co. Tbk PT	12,046,100	1,178,418
	Unilever Indonesia Tbk PT	20,003,200	6,008,140
	United Tractors Tbk PT	10,454,246	20,637,464
*	Vale Indonesia Tbk PT	10,068,750	4,812,499
*††	Waskita Beton Precast Tbk PT	48,306,300	171,229
*	Waskita Karya Persero Tbk PT	52,554,757	824,272
	Wijaya Karya Beton Tbk PT	25,227,900	302,812
*	Wijaya Karya Persero Tbk PT	21,421,222	885,366
	XL Axiata Tbk PT	45,550,045	5,451,911

TOTAL INDONESIA			500,723,057

KUWAIT — (0.1%)
	A’ayan Leasing & Investment Co. KSCP	1,582,872	712,796
	Agility Public Warehousing Co. KSC	412,007	828,182
	Al Ahli Bank of Kuwait KSCP	11,051	11,720
*	ALAFCO Aviation Lease & Finance Co. KSCP	135,642	84,098
	Al-Eid Food KSC	91,688	69,420
*	Alimtiaz Investment Group KSC	419,290	85,650
*	Arabi Group Holding KSC	89,665	74,611

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
	Arzan Financial Group for Financing & Investment KPSC	444,756	$152,388
*	Asiya Capital Investments Co. KSCP	524,079	97,137
	Boubyan Bank KSCP	409,343	900,301
	Boubyan Petrochemicals Co. KSCP	4,781	12,731
	Boursa Kuwait Securities Co. KPSC	18,780	109,757
	Combined Group Contracting Co. SAK	46,882	66,854
	Commercial Real Estate Co. KSC	33,843	11,264
	Gulf Cables & Electrical Industries Group Co. KSCP	12,150	50,154
	Heavy Engineering & Ship Building Co. KSCP, Class B	14,718	30,738
	Humansoft Holding Co. KSC	81,435	1,036,373
	Integrated Holding Co. KCSC	164,876	213,056
	Jazeera Airways Co. KSCP	24,300	142,731
	Kuwait Finance House KSCP	2,601,512	6,315,957
	Kuwait International Bank KSCP	584,789	353,030
	Kuwait Real Estate Co. KSC	577,334	216,653
	Kuwait Telecommunications Co.	192,204	370,672
	Mabanee Co. KPSC	33,226	82,401
	Mezzan Holding Co. KSCC	78,414	96,978
	Mobile Telecommunications Co. KSCP	35,076	65,127
	National Bank of Kuwait SAKP	48,141	157,564
	National Industries Group Holding SAK	153,412	108,132
	National Investments Co. KSCP	43,205	35,810
	Salhia Real Estate Co. KSCP	66,502	110,457
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	240,608	137,401
	Warba Bank KSCP	164,736	122,564

TOTAL KUWAIT			12,862,707

MALAYSIA — (1.6%)
#	7-Eleven Malaysia Holdings Bhd, Class B	2,085,585	954,249
	Able Global Bhd	359,700	106,676
#	Aeon Co. M Bhd	3,457,100	986,134
#	AEON Credit Service M Bhd	879,540	2,360,532
#	AFFIN Bank Bhd	3,927,066	1,789,255
*	AGMO HOLDINGS BHD	109,768	15,374
	Ajinomoto Malaysia Bhd	38,900	139,258
	Alliance Bank Malaysia Bhd	6,893,300	5,151,818
	Allianz Malaysia Bhd	118,800	369,990
	AME Elite Consortium Bhd	270,300	86,091
	AMMB Holdings Bhd	7,223,250	5,857,898
*	Ancom Nylex Bhd	2,110,600	502,975
#	Ann Joo Resources Bhd	1,231,200	299,287
#	Astro Malaysia Holdings Bhd	3,015,100	470,291
	Axiata Group Bhd	10,334,435	6,943,807
*	Bahvest Resources Bhd	931,700	83,750
	Batu Kawan Bhd	400,750	1,958,254
*	Berjaya Assets Bhd	1,232,400	84,459
#*	Berjaya Corp. Bhd	25,219,713	1,698,538
	Berjaya Food Bhd	2,402,000	477,418
*	Berjaya Land Bhd	2,070,900	122,948
#*	Bermaz Auto Bhd	3,812,400	1,975,847
#	BIMB Holdings Bhd	3,699,859	1,667,447
#	Boustead Holdings Bhd	5,473,131	1,050,853
#	Boustead Plantations Bhd	5,622,400	915,113
#	British American Tobacco Malaysia Bhd	819,100	1,941,573
*	Bumi Armada Bhd	28,496,650	4,303,112
	Bursa Malaysia Bhd	2,751,500	3,875,909
	Cahya Mata Sarawak Bhd	4,181,400	1,053,254
#	Carlsberg Brewery Malaysia Bhd, Class B	651,400	3,089,704
*††	Carotech Bhd	44,425	0

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	CB Industrial Product Holding Bhd	2,888,820	$661,529
#	CELCOMDIGI BHD	7,223,320	7,133,924
	CIMB Group Holdings Bhd	11,101,748	12,612,935
*	Coastal Contracts Bhd	1,119,200	576,373
*	Comfort Glove Bhd	533,700	46,179
#	CSC Steel Holdings Bhd	1,264,100	326,631
*	Cypark Resources Bhd	1,044,350	185,876
#	D&O Green Technologies Bhd	3,227,500	2,985,709
	Datasonic Group Bhd	450,900	43,626
#	Dayang Enterprise Holdings Bhd	3,269,363	972,112
	Dialog Group Bhd	6,658,984	3,428,277
	DRB-Hicom Bhd	8,617,200	2,730,670
#	Dufu Technology Corp. Bhd	1,609,000	757,536
#	Duopharma Biotech Bhd	969,031	311,368
	Dutch Lady Milk Industries Bhd	83,400	489,102
#	Eco World Development Group Bhd	5,307,000	895,088
#*	Eco World International Bhd	504,300	62,935
*	Ecofirst Consolidated Bhd	1,552,400	116,759
#*	Ekovest Bhd	10,629,350	895,356
	Evergreen Fibreboard Bhd	627,300	38,116
#	FGV Holdings Bhd	621,500	209,144
#	Formosa Prosonic Industries Bhd	315,100	189,767
#	Fraser & Neave Holdings Bhd	293,900	1,750,101
	Frontken Corp. Bhd	5,212,600	3,577,615
	Gadang Holdings Bhd	2,291,200	151,884
	Gamuda Bhd	5,509,410	5,132,065
	Gas Malaysia Bhd	654,900	489,644
	Genting Bhd	4,596,900	4,855,363
	Genting Malaysia Bhd	4,746,000	2,890,565
#	Genting Plantations Bhd	902,200	1,214,172
#	George Kent Malaysia Bhd	2,239,687	246,198
#	Globetronics Technology Bhd	3,143,045	777,646
*	Greatech Technology Bhd	101,800	109,939
#	Guan Chong Bhd	1,065,900	634,191
#	Hai-O Enterprise Bhd	1,680,022	445,101
#	HAP Seng Consolidated Bhd	4,952,740	5,492,368
#	Hap Seng Plantations Holdings Bhd	1,488,800	621,278
#	Hartalega Holdings Bhd	6,567,300	2,775,497
	Heineken Malaysia Bhd	652,500	4,118,368
#	Hengyuan Refining Co. Bhd	955,100	710,229
	HeveaBoard Bhd	2,169,800	170,685
#	Hextar Global Bhd	940,200	141,566
#	Hiap Teck Venture Bhd	11,708,300	909,034
#	Hibiscus Petroleum Bhd	15,261,000	3,515,593
#	Hong Leong Bank Bhd	619,965	2,801,823
	Hong Leong Capital Bhd	193,600	264,575
	Hong Leong Financial Group Bhd	1,137,498	4,624,283
	Hong Leong Industries Bhd	506,400	1,035,356
#*	Hong Seng Consolidated Bhd	643,200	18,809
	Hup Seng Industries Bhd	1,551,400	252,478
	IGB Bhd	490,492	326,936
#	IHH Healthcare Bhd	1,611,100	2,073,268
#	IJM Corp. Bhd	15,110,926	5,296,406
#	Inari Amertron Bhd	8,085,732	4,197,701
	Insas Bhd	4,413,602	837,969
#	IOI Corp. Bhd	3,904,177	3,353,485
	IOI Properties Group Bhd	5,742,019	1,495,590
*	Iris Corp. Bhd	779,200	21,030
*	Iskandar Waterfront City Bhd	3,034,000	249,280

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#*	JAKS Resources Bhd	11,627,360	$575,430
#	Jaya Tiasa Holdings Bhd	5,092,139	784,867
#*	JHM Consolidation Bhd	1,461,100	260,866
	Keck Seng Malaysia Bhd	350,500	272,184
#	Kelington Group Bhd	693,300	228,463
	Kenanga Investment Bank Bhd	1,826,100	366,640
	Kerjaya Prospek Group Bhd	1,627,887	416,691
#	Kim Loong Resources Bhd	1,212,260	500,438
#*	KNM Group Bhd	15,379,881	172,522
#	Kobay Technology Bhd	604,100	341,880
#	Kossan Rubber Industries Bhd	7,721,400	2,168,570
	KPJ Healthcare Bhd	9,695,100	2,436,103
#	Kretam Holdings Bhd	4,777,400	697,216
*	KSL Holdings Bhd	665,900	124,155
	Kuala Lumpur Kepong Bhd	887,030	4,284,413
	Kumpulan Fima Bhd	709,900	329,704
	Lagenda Properties Bhd	1,004,300	284,163
	Land & General Bhd	13,569,120	319,876
#	LBS Bina Group Bhd	5,781,393	552,269
#*	Leong Hup International Bhd	1,106,500	132,900
#	Lii Hen Industries Bhd	2,139,900	400,898
#Ω	Lotte Chemical Titan Holding Bhd	1,827,175	512,867
#	LPI Capital Bhd	535,440	1,450,794
#	Magni-Tech Industries Bhd	1,388,700	554,870
#	Magnum Bhd	4,205,462	1,047,679
#	Mah Sing Group Bhd	8,535,351	1,159,799
#	Malakoff Corp. Bhd	8,503,100	1,297,569
	Malayan Banking Bhd	7,849,450	15,253,680
*	Malayan Cement Bhd	31,300	17,295
#	Malayan Flour Mills Bhd	4,343,700	716,654
	Malaysia Airports Holdings Bhd	3,369,245	5,332,486
#	Malaysia Building Society Bhd	14,441,367	2,010,942
#	Malaysia Smelting Corp. Bhd	1,039,400	468,367
#	Malaysian Pacific Industries Bhd	491,225	3,142,120
#	Malaysian Resources Corp. Bhd	12,944,957	888,386
#	Matrix Concepts Holdings Bhd	6,207,605	1,990,945
#	Maxis Bhd	5,495,015	5,428,332
#	MBM Resources Bhd	866,110	697,953
	Media Prima Bhd	1,753,200	173,266
	Mega First Corp. Bhd	3,714,800	2,848,204
#	MISC Bhd	2,285,260	3,745,051
#	MKH Bhd	2,772,375	822,512
#	MNRB Holdings Bhd	3,224,954	723,836
	MPHB Capital Bhd	529,800	118,916
Ω	MR DIY Group M Bhd	514,100	182,537
	Muda Holdings Bhd	667,400	239,762
*	Muhibbah Engineering M Bhd	2,475,650	373,064
#	My EG Services Bhd	11,686,601	2,077,684
#	Nestle Malaysia Bhd	131,500	3,996,177
	Nylex Malaysia Bhd	20,250	1,988
#	OCK Group Bhd	2,278,500	205,045
	Oriental Holdings Bhd	966,840	1,438,692
	OSK Holdings Bhd	8,061,267	1,754,166
#	PA Resources Bhd	1,561,800	100,194
#	Padini Holdings Bhd	2,390,500	2,173,495
	Panasonic Manufacturing Malaysia Bhd	50,500	257,660
	Pantech Group Holdings Bhd	2,830,131	470,858
	Paramount Corp. Bhd	1,893,175	331,467
#	Perak Transit Bhd	2,845,000	670,932

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Petron Malaysia Refining & Marketing Bhd	672,300	$664,813
#	Petronas Chemicals Group Bhd	4,931,500	7,847,734
	Petronas Dagangan Bhd	747,200	3,796,989
#	Petronas Gas Bhd	1,268,708	4,808,815
#	PIE Industrial Bhd	283,200	234,574
#	PMB Technology Bhd	322,900	301,341
#*	Pos Malaysia Bhd	465,800	58,046
	Power Root Bhd	22,700	10,710
#	PPB Group Bhd	1,596,940	5,822,272
#	Press Metal Aluminium Holdings Bhd	6,686,660	7,748,356
	Public Bank Bhd	24,763,755	21,624,923
	QL Resources Bhd	3,498,330	4,432,773
	Ranhill Utilities Bhd	976,277	131,585
	RCE Capital Bhd	263,400	111,067
	RHB Bank Bhd	6,156,070	7,572,377
#	Sam Engineering & Equipment M Bhd	603,600	615,121
*	Sapura Energy Bhd	40,752,188	317,740
#	Sarawak Oil Palms Bhd	2,372,337	1,322,216
	Scientex Bhd	4,724,984	3,616,735
	SEG International Bhd	533,828	80,175
#*	Shangri-La Hotels Malaysia Bhd	421,500	283,675
#	Sime Darby Bhd	10,357,087	5,046,610
	Sime Darby Plantation Bhd	4,311,761	4,150,002
#	Sime Darby Property Bhd	12,436,087	1,314,113
#	SKP Resources Bhd	5,375,925	1,571,476
	SP Setia Bhd Group	7,930,959	1,026,268
#	Sports Toto Bhd	4,834,550	1,508,163
*††	Sumatec Resources Bhd	786,700	0
	Sunway Bhd	6,948,690	2,449,145
#	Sunway Construction Group Bhd	1,820,519	715,816
#	Supermax Corp. Bhd	4,399,200	860,290
	Suria Capital Holdings Bhd	261,280	74,580
#	Syarikat Takaful Malaysia Keluarga Bhd	2,718,775	2,007,556
#	Ta Ann Holdings Bhd	1,848,123	1,282,601
#	Taliworks Corp. Bhd	2,261,466	423,473
	Tan Chong Motor Holdings Bhd	864,500	213,058
	TASCO Bhd	858,600	172,608
	Telekom Malaysia Bhd	2,775,528	3,092,293
#	Tenaga Nasional Bhd	3,862,281	7,714,269
	Thong Guan Industries Bhd	1,129,400	578,755
	TIME dotCom Bhd	4,601,580	5,668,846
#*	Top Glove Corp. Bhd	20,878,660	4,604,258
#*	Tropicana Corp. Bhd	5,039,732	1,537,858
#	TSH Resources Bhd	5,470,650	1,266,036
#	Uchi Technologies Bhd	1,678,340	1,299,722
	UEM Edgenta Bhd	1,879,800	426,136
#	UEM Sunrise Bhd	1,503,745	86,256
#	UMW Holdings Bhd	1,908,406	1,657,564
#	Unisem M Bhd	1,089,200	734,657
	United Malacca Bhd	226,150	272,648
	United Plantations Bhd	415,400	1,542,624
#	UOA Development Bhd	6,377,799	2,460,308
#	UWC Bhd	1,702,800	1,230,565
#*	Velesto Energy Bhd	17,587,292	914,007
	ViTrox Corp. Bhd	1,268,300	2,279,558
#	VS Industry Bhd	6,010,300	1,101,709
#	WCT Holdings Bhd	5,075,940	501,542
#	Wellcall Holdings Bhd	2,992,350	779,231
	Westports Holdings Bhd	3,424,000	2,715,825

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
*	Widad Group Bhd	1,744,300	$180,078
#	Yinson Holdings Bhd	8,114,680	4,771,308
*	YNH Property Bhd	4,422,193	5,017,427
#	YTL Corp. Bhd	18,540,094	2,748,901
#	YTL Power International Bhd	6,249,387	1,545,152

TOTAL MALAYSIA			384,850,738

MEXICO — (2.7%)
#*	ALEATICA SAB de CV	54,542	106,554
	Alfa SAB de CV, Class A	27,388,079	17,487,424
#	Alpek SAB de CV	3,951,070	4,186,317
*	Alsea SAB de CV	3,424,120	9,223,289
#	America Movil SAB de CV, ADR	3,735,424	80,274,261
	America Movil SAB de CV, Class B	5,126,516	5,528,694
	Arca Continental SAB de CV	978,466	9,346,841
#*	Axtel SAB de CV	8,395,745	639,738
Ω	Banco del Bajio SA	2,310,860	7,598,545
#	Becle SAB de CV	703,524	1,628,559
#	Bolsa Mexicana de Valores SAB de CV	2,864,652	6,312,607
*	Cemex SAB de CV	1,588,490	955,064
*	Cemex SAB de CV, Sponsored ADR	3,538,117	21,228,703
	Cia Minera Autlan SAB de CV, Class B	14,731	12,740
	Coca-Cola Femsa SAB de CV, Sponsored ADR	90,624	7,650,478
	Coca-Cola Femsa SAB de CV	328,303	2,719,257
	Consorcio ARA SAB de CV	8,643,162	1,850,784
*	Controladora Vuela Cia de Aviacion SAB de CV, ADR	270,308	3,178,822
#*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	1,003,438	1,179,826
	Corp. Actinver SAB de CV	61,598	44,881
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	222,600	148,569
#	Corp. Inmobiliaria Vesta SAB de CV	3,392,972	10,718,919
	Corp. Moctezuma SAB de CV	398,200	1,305,592
	Cydsa SAB de CV	6,129	6,480
	Dine SAB de CV	7,300	9,338
	El Puerto de Liverpool SAB de CV, Class C1	600,618	3,690,663
#*††	Empresas ICA SAB de CV	4,691,828	0
*	Financiera Independencia SAB de CV SOFOM ENR	122,895	54,682
	Fomento Economico Mexicano SAB de CV	339,660	3,303,748
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	99,012	9,606,144
	GCC SAB de CV	1,027,581	8,172,868
	Genomma Lab Internacional SAB de CV, Class B	6,441,858	5,349,256
	Gentera SAB de CV	7,728,220	8,493,541
	Gruma SAB de CV, Class B	1,122,328	17,624,410
#	Grupo Aeroportuario del Centro Norte SAB de CV	1,406,300	15,427,493
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	28,907	5,133,016
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	979,586	17,417,829
	Grupo Aeroportuario del Sureste SAB de CV, ADR	3,816	1,092,597
	Grupo Aeroportuario del Sureste SAB de CV, Class B	383,246	10,979,088
	Grupo Bimbo SAB de CV, Class A	4,232,824	22,718,514
	Grupo Carso SAB de CV	1,990,918	11,301,376
	Grupo Comercial Chedraui SA de CV	2,629,301	15,545,187
#	Grupo Elektra SAB de CV	213,198	13,671,376
	Grupo Financiero Banorte SAB de CV, Class O	5,777,265	50,068,876
#*	Grupo Financiero Inbursa SAB de CV, Class O	6,370,970	15,569,978
*	Grupo Gigante SAB de CV	41,000	52,449
	Grupo Herdez SAB de CV	1,746,967	4,627,940
*	Grupo Hotelero Santa Fe SAB de CV	306,056	69,452
	Grupo Industrial Saltillo SAB de CV	320,237	552,148
	Grupo KUO SAB de CV, Class B	271,325	611,177
	Grupo Mexico SAB de CV, Class B	9,174,577	44,868,909

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
#*	Grupo Pochteca SAB de CV	386,111	$159,882
	Grupo Rotoplas SAB de CV	435,275	607,659
*	Grupo Simec SAB de CV, Sponsored ADR	5,555	188,481
#*	Grupo Simec SAB de CV, Class B	1,299,357	14,439,308
	Grupo Televisa SAB, Sponsored ADR	1,878,081	9,503,090
#	Grupo Televisa SAB.	2,650,967	2,698,223
#*Ω	Grupo Traxion SAB de CV	222,608	428,019
#*	Hoteles City Express SAB de CV	2,213,204	1,018,004
*	Industrias CH SAB de CV, Class B	1,955,380	22,125,338
*	Industrias Penoles SAB de CV	774,122	11,969,516
	Kimberly-Clark de Mexico SAB de CV, Class A	4,782,905	10,811,049
#	La Comer SAB de CV	5,166,964	11,294,067
	Megacable Holdings SAB de CV	3,837,608	10,441,658
#*	Minera Frisco SAB de CV, Class A1	5,848,090	949,772
*Ω	Nemak SAB de CV	14,602,283	3,419,206
	Operadora de Sites Mexicanos SA de CV, Class A	4,719,955	4,557,325
	Orbia Advance Corp. SAB de CV	7,098,385	16,344,901
#*	Organizacion Cultiba SAB de CV	194,351	135,120
*	Organizacion Soriana SAB de CV, Class B	3,347,298	5,795,566
	Promotora y Operadora de Infraestructura SAB de CV	1,281,161	13,332,853
	Promotora y Operadora de Infraestructura SAB de CV, Class L	30,873	214,623
#	Qualitas Controladora SAB de CV	1,185,490	7,872,057
	Regional SAB de CV	1,947,813	14,260,164
#*	Sitios Latinoamerica SAB de CV	546,768	221,694
*	Vista Energy SAB de CV, ADR	41,438	866,883
	Vitro SAB de CV, Class A	423,513	433,183
	Wal-Mart de Mexico SAB de CV	5,549,349	22,367,770

TOTAL MEXICO			665,800,410

PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	62,262	140,090
	Cementos Pacasmayo SAA, ADR	39,716	214,466
#	Cia de Minas Buenaventura SAA, ADR	157,251	1,111,764
	Credicorp Ltd.	134,914	18,278,149
	Fossal SAA, ADR	55	0
	Intercorp Financial Services, Inc.	2,452	54,851

TOTAL PERU			19,799,320

PHILIPPINES — (0.8%)
*	8990 Holdings, Inc.	780,700	129,133
	A Soriano Corp.	818,000	153,872
	Aboitiz Equity Ventures, Inc.	4,463,560	4,419,568
	Aboitiz Power Corp.	4,338,200	2,983,149
	ACEN Corp.	8,128,450	884,883
††	ACR Mining Corp.	11,905	721
*	AgriNurture, Inc.	197,900	25,932
	Alliance Global Group, Inc.	25,557,694	6,376,442
	Alsons Consolidated Resources, Inc.	3,329,000	48,275
	Apex Mining Co., Inc.	13,799,000	746,818
*	Apollo Global Capital, Inc.	68,540,000	37,121
*	Atlas Consolidated Mining & Development Corp.	4,306,100	342,767
	Ayala Corp.	379,300	4,393,223
	Ayala Land, Inc.	5,709,220	2,759,273
*	AyalaLand Logistics Holdings Corp.	4,380,200	226,413
	Bank of the Philippine Islands	4,051,297	7,880,128
	BDO Unibank, Inc.	6,838,695	17,825,361
	Belle Corp.	28,836,700	614,731
*	Bloomberry Resorts Corp.	25,875,500	4,912,024

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*	Cebu Air, Inc.	1,989,640	$1,417,272
*††	Cebu Holdings, Inc.	2,065,000	42,877
*Ω	CEMEX Holdings Philippines, Inc.	2,737,731	49,988
	Century Pacific Food, Inc.	6,067,150	2,834,474
	China Banking Corp.	2,104,090	1,282,617
	COL Financial Group, Inc.	1,337,000	73,413
*	Converge Information & Communications Technology Solutions, Inc.	2,292,500	489,537
	Cosco Capital, Inc.	15,599,700	1,366,243
	D&L Industries, Inc.	16,465,300	2,495,841
*	DITO CME Holdings Corp.	971,900	44,790
	DMCI Holdings, Inc.	27,714,100	4,917,180
	DoubleDragon Corp.	4,051,390	574,129
	East West Banking Corp.	6,059,450	815,140
	Emperador, Inc.	4,235,300	1,598,217
	Filinvest Development Corp.	267,400	26,307
	Filinvest Land, Inc.	121,976,687	1,741,380
	First Gen Corp.	827,400	236,506
	First Philippine Holdings Corp.	2,595,920	2,925,971
	Global Ferronickel Holdings, Inc.	15,615,756	691,859
*	Global-Estate Resorts, Inc.	488,000	7,660
	Globe Telecom, Inc.	96,354	2,964,787
	GT Capital Holdings, Inc.	449,202	3,883,523
*	Holcim Philippines, Inc.	155,100	10,816
*	Integrated Micro-Electronics, Inc.	5,987,440	567,810
	International Container Terminal Services, Inc.	2,426,702	9,516,758
	JG Summit Holdings, Inc.	6,764,536	6,209,751
	Jollibee Foods Corp.	1,314,277	5,344,723
	LT Group, Inc.	12,909,600	2,369,525
	MacroAsia Corp.	1,707,196	145,855
	Manila Electric Co.	486,540	2,984,323
	Manila Water Co., Inc.	10,346,400	3,595,235
	Max’s Group, Inc.	1,368,500	113,676
	Megawide Construction Corp.	1,950,270	113,628
	Megaworld Corp.	72,753,300	2,632,859
	Metro Pacific Investments Corp.	47,637,500	3,812,541
	Metropolitan Bank & Trust Co.	5,374,109	5,692,890
	Nickel Asia Corp.	23,126,040	2,772,055
	Petron Corp.	22,616,000	1,390,411
††	Philcomsat Holdings Corp.	410,332	560,544
	Philex Mining Corp.	6,001,350	337,419
*	Philippine National Bank	2,756,366	925,418
	Philippine Stock Exchange, Inc.	84,552	258,417
*††	Philtown Properties, Inc.	16,675	0
*	Phoenix Petroleum Philippines, Inc.	2,579,970	372,101
#	PLDT, Inc., Sponsored ADR	124,059	2,680,915
	PLDT, Inc.	282,725	6,152,305
	Premium Leisure Corp.	26,286,000	227,983
	Puregold Price Club, Inc.	7,427,880	4,378,783
*	PXP Energy Corp.	2,088,200	233,576
	RFM Corp.	6,096,300	357,571
	Rizal Commercial Banking Corp.	2,919,464	1,239,235
	Robinsons Land Corp.	20,037,818	5,227,931
	Robinsons Retail Holdings, Inc.	2,390,670	2,351,264
	San Miguel Corp.	3,617,830	6,938,833
	San Miguel Food & Beverage, Inc.	665,190	566,603
	Security Bank Corp.	2,387,658	3,982,976
	Semirara Mining & Power Corp.	5,294,800	2,586,677
	Shakey’s Pizza Asia Ventures, Inc.	366,600	56,977
	Shell Pilipinas Corp.	1,919,540	588,597

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	SM Investments Corp.	260,440	$4,220,275
	SM Prime Holdings, Inc.	9,702,990	5,960,414
	Synergy Grid & Development Phils, Inc.	101,100	19,018
*	Top Frontier Investment Holdings, Inc.	155,417	280,348
	Union Bank of the Philippines	2,873,419	4,303,354
	Universal Robina Corp.	2,458,860	6,543,415
	Vista Land & Lifescapes, Inc.	54,816,800	1,742,813
	Vistamalls, Inc.	912,800	46,050
	Wilcon Depot, Inc.	4,039,600	2,113,857

TOTAL PHILIPPINES			197,766,070

POLAND — (0.9%)
*	11 bit studios SA	6,063	913,253
	AB SA	2,538	30,902
#*	Agora SA	224,320	395,339
*	Alior Bank SA	719,819	7,540,793
*Ω	Allegro.eu SA	223,873	1,764,619
#	Alumetal SA	19,143	357,936
#	Amica SA	29,213	526,118
*	AmRest Holdings SE	254,758	1,148,306
	Apator SA	59,963	223,865
	Arctic Paper SA	18,389	86,328
#	ASBISc Enterprises PLC	213,803	1,474,359
	Asseco Poland SA	71,883	1,458,435
#	Asseco South Eastern Europe SA	15,414	192,285
	Auto Partner SA	120,421	536,368
	Bank Handlowy w Warszawie SA	141,471	3,055,905
#*	Bank Millennium SA	3,389,981	4,023,288
#*	Bank Ochrony Srodowiska SA	113,448	269,231
	Bank Polska Kasa Opieki SA	307,490	7,114,421
*	Benefit Systems SA	1,408	398,426
*	Bioton SA	193,900	184,009
	Boryszew SA	1,598,176	2,939,501
	Budimex SA	84,852	7,478,008
#*	CCC SA	176,062	1,897,694
#	CD Projekt SA	97,476	2,659,788
	Celon Pharma SA	29,404	98,423
#*	CI Games SA	1,041,561	1,139,448
#	Cognor Holding SA	572,637	1,434,109
	ComArch SA	15,106	560,609
	Creepy Jar SA	671	134,474
	Cyfrowy Polsat SA	923,627	3,873,495
	Develia SA	1,249,758	1,085,941
*Ω	Dino Polska SA	91,353	9,316,475
	Dom Development SA	27,021	882,832
	Echo Investment SA	23,210	21,896
*	Enea SA	1,614,556	2,610,930
*	Eurocash SA	488,487	2,227,929
	Fabryki Mebli Forte SA	103,536	671,010
#	Globe Trade Centre SA	254,305	354,001
#*	Grenevia SA	869,685	693,495
*	Grupa Azoty SA	348,945	2,697,647
#	Grupa Kety SA	61,761	8,420,919
#	ING Bank Slaski SA	86,700	3,297,690
	Inter Cars SA	32,905	4,073,295
#*	Jastrzebska Spolka Weglowa SA	340,043	3,519,291
*	Kernel Holding SA	316,479	1,379,452
	KGHM Polska Miedz SA	381,447	10,972,535
	KRUK SA	108,541	9,799,105

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	Lentex SA	24,376	$44,083
	LiveChat Software SA	51,847	1,731,728
	LPP SA	4,035	11,631,654
#*	Lubawa SA	24,192	21,798
#	Lubelski Wegiel Bogdanka SA	87,577	817,930
*	mBank SA	46,092	3,858,261
	Mirbud SA	292,026	582,368
#	Mo-BRUK SA	7,011	489,637
	Neuca SA	4,349	705,477
	NEWAG SA	511	2,252
	Orange Polska SA	2,152,548	3,750,349
*	Pepco Group NV	125,497	1,203,450
*	PGE Polska Grupa Energetyczna SA	2,890,283	4,787,889
*	PKP Cargo SA	154,493	587,859
	PlayWay SA	1,807	182,502
*	Polimex-Mostostal SA	374,044	397,983
	Polski Koncern Naftowy Orlen SA	2,132,163	32,528,958
	Powszechna Kasa Oszczednosci Bank Polski SA	1,124,411	8,694,004
	Powszechny Zaklad Ubezpieczen SA	1,246,844	11,487,035
	Santander Bank Polska SA	37,340	3,037,200
*	Selvita SA	2,928	52,796
#	Stalexport Autostrady SA	1,008,986	609,581
*	Tauron Polska Energia SA	6,961,162	3,466,258
	TEN Square Games SA	4,304	84,916
	Tim SA	52,129	614,948
	Torpol SA	15,673	67,867
#	Votum SA	5,708	65,083
	VRG SA	1,129,068	927,332
#	Warsaw Stock Exchange	114,619	996,225
*	Wawel SA	149	18,089
	Wirtualna Polska Holding SA	22,767	634,657
#Ω	XTB SA	210,042	2,018,610
#*	Zespol Elektrowni Patnow Adamow Konin SA	67,283	372,324

TOTAL POLAND			212,405,281

QATAR — (0.7%)
	Aamal Co.	9,613,063	2,179,479
	Al Khaleej Takaful Group QSC	1,274,444	803,301
	Al Meera Consumer Goods Co. QSC	516,206	2,066,368
	Alijarah Holding Co. QPSC	2,531,649	499,921
*	Baladna	6,381,222	2,426,546
	Barwa Real Estate Co.	5,448,338	3,762,384
	Commercial Bank PSQC	2,989,654	4,848,094
	Doha Bank QPSC	6,175,370	2,636,980
	Doha Insurance Co. QSC	573,576	303,905
*	Estithmar Holding QPSC	4,157,516	2,455,715
	Gulf International Services QSC	12,046,446	6,983,666
	Gulf Warehousing Co.	1,094,261	1,093,677
	Industries Qatar QSC	1,733,293	6,107,493
*	Lesha Bank LLC	5,231,611	1,435,307
	Mannai Corp. QSC	645,034	946,913
	Masraf Al Rayan QSC	8,049,110	5,680,520
*	Mazaya Real Estate Development QPSC	6,250,185	966,821
	Medicare Group	771,564	1,274,931
	Mesaieed Petrochemical Holding Co.	3,886,041	2,126,105
	Ooredoo QPSC	2,082,896	5,668,165
	Qatar Aluminum Manufacturing Co.	13,390,213	5,701,696
	Qatar Electricity & Water Co. QSC	1,245,956	5,728,070
	Qatar Fuel QSC	801,536	3,658,869

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Qatar Gas Transport Co. Ltd.	11,978,430	$13,066,466
	Qatar Industrial Manufacturing Co. QSC	441,157	352,941
*	Qatar Insurance Co. SAQ	2,722,652	1,307,517
	Qatar International Islamic Bank QSC	1,758,614	4,807,885
	Qatar Islamic Bank SAQ	2,399,041	11,856,834
	Qatar Islamic Insurance Group	95,280	223,681
	Qatar National Bank QPSC	9,614,952	40,713,040
	Qatar National Cement Co. QSC	1,097,585	1,202,512
	Qatar Navigation QSC	1,734,981	4,319,808
*	Salam International Investment Ltd. QSC	7,854,415	1,169,533
	United Development Co. QSC	14,561,552	4,502,604
	Vodafone Qatar QSC	12,501,492	5,903,641
*	Widam Food Co.	455,108	176,884
	Zad Holding Co.	56,539	228,675

TOTAL QATAR.			159,186,947

RUSSIA — (0.0%)
*††	Etalon Group PLC, GDR	405,070	0
*††	Gazprom PJSC, Sponsored ADR	4,512,952	0
*††	Globaltrans Investment PLC, GDR	391,653	0
*††	Lukoil PJSC, Sponsored ADR	627,750	0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	604,821	0
*††	Mechel PJSC, Sponsored ADR	137,372	0
*††	MMC Norilsk Nickel PJSC, ADR	1,014,840	0
*††	Mobile TeleSystems PJSC, ADR	279,109	0
*††	Novatek PJSC, GDR	35,141	0
*††	Novolipetsk Steel PJSC, GDR	199,492	0
*††	PhosAgro PJSC	1,846	0
*††	PhosAgro PJSC, GDR	286,515	0
*††	Polyus PJSC, GDR	30,972	0
*††	Ros Agro PLC, GDR	136,289	0
*††	Rosneft Oil Co. PJSC, GDR	2,172,010	0
*††	Rostelecom PJSC, Sponsored ADR	405,087	0
*††	RusHydro PJSC, ADR	4,546,575	0
*††	Sberbank of Russia PJSC, Sponsored ADR	3,144,384	0
*††	Severstal PAO, GDR	286,030	0
*††	Tatneft PJSC,Sponsored ADR	412,671	0
*††	VTB Bank PJSC, GDR	7,638,337	0
*††	X5 Retail Group NV, GDR	220,443	0

SAUDI ARABIA — (3.9%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	179,890	1,271,304
	Abdullah Al Othaim Markets Co.	302,639	11,602,853
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	70,332	589,044
	ACWA Power Co.	30,248	1,272,433
	Advanced Petrochemical Co.	602,100	7,688,911
*	Al Alamiya for Cooperative Insurance Co.	167,477	633,361
	Al Babtain Power & Telecommunication Co.	213,001	1,507,782
*	Al Gassim Investment Holding Co.	110,105	810,905
	Al Hammadi Holding	449,909	6,763,001
*	Al Hassan Ghazi Ibrahim Shaker Co.	225,679	1,271,637
	Al Jouf Agricultural Development Co.	105,918	1,506,566
*	Al Jouf Cement Co.	541,415	1,849,111
*	Al Khaleej Training & Education Co.	337,261	1,663,329
	Al Moammar Information Systems Co.	115,437	3,785,819
	Al Rajhi Bank	3,431,557	70,827,152
*	Al Rajhi Co. for Co-operative Insurance	153,597	4,240,099
	Al Yamamah Steel Industries Co.	245,237	1,608,694
*	AlAbdullatif Industrial Investment Co.	273,898	1,430,494

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Alamar Foods	1,574	$58,067
	Alandalus Property Co.	311,198	1,531,373
	Alaseel Co.	146,031	1,595,322
*	Al-Baha Development & Investment Co.	133,297	555,651
*	Aldrees Petroleum & Transport Services Co.	244,387	6,567,922
*	Al-Etihad Cooperative Insurance Co.	227,246	1,108,371
	Alinma Bank	2,356,395	20,060,615
*	Alinma Tokio Marine Co.	13,137	61,130
*	AlJazira Takaful Ta’awuni Co.	274,021	1,354,947
	AlKhorayef Water & Power Technologies Co.	5,150	196,096
*	Allianz Saudi Fransi Cooperative Insurance Co.	288,036	1,222,235
*	Allied Cooperative Insurance Group	3,472	12,129
	Almarai Co. JSC	776,345	12,247,085
	Almunajem Foods Co.	6,702	112,440
	Alujain Corp.	223,789	2,397,804
*	Amana Cooperative Insurance Co.	65,781	198,443
	Arab National Bank	842,249	6,175,910
*	Arab Sea Information Systems Co.	23,774	521,225
*	Arabia Insurance Cooperative Co.	27,376	86,272
	Arabian Cement Co.	486,383	4,604,595
	Arabian Centres Co. Ltd.	608,483	3,530,352
	Arabian Contracting Services Co.	11,494	386,786
	Arabian Internet & Communications Services Co.	20,598	1,541,873
	Arriyadh Development Co.	874,042	4,728,952
	Astra Industrial Group	371,868	6,695,387
	Ataa Educational Co.	5,444	98,944
	Baazeem Trading Co.	37,714	708,968
*	Bank AlBilad	1,488,056	16,585,250
	Bank Al-Jazira	1,917,469	10,033,168
	Banque Saudi Fransi	642,428	6,665,944
*	Basic Chemical Industries Ltd.	154,210	1,488,855
*	Batic Investments & Logistic Co.	118,692	756,359
	Bawan Co.	364,298	2,834,378
	BinDawood Holding Co.	5,446	99,752
	Bupa Arabia for Cooperative Insurance Co.	215,984	10,187,673
*	Buruj Cooperative Insurance Co.	158,857	785,156
*	Chubb Arabia Cooperative Insurance Co.	107,776	539,898
	City Cement Co.	676,291	3,945,964
*	Co. for Cooperative Insurance	392,767	10,819,844
	Dallah Healthcare Co.	215,338	9,811,135
*	Dar Al Arkan Real Estate Development Co.	3,253,573	14,044,838
	Dr Sulaiman Al Habib Medical Services Group Co.	147,923	11,362,834
*	Dur Hospitality Co.	467,106	3,468,934
	Eastern Province Cement Co.	399,492	4,543,652
*	Electrical Industries Co.	229,534	2,376,039
*	Emaar Economic City	3,394,578	8,801,017
	Etihad Etisalat Co.	2,739,059	33,782,082
*	Fawaz Abdulaziz Al Hokair & Co.	365,784	1,573,440
*	Fitaihi Holding Group	124,494	1,057,920
*	Gulf General Cooperative Insurance Co.	272,163	590,593
	Gulf Insurance Group	271,208	1,992,851
*	Gulf Union Cooperative Insurance Co.	102,836	285,835
	Hail Cement Co.	450,087	1,472,012
	Halwani Brothers Co.	93,046	1,439,473
*	Herfy Food Services Co.	234,670	2,230,432
	Jarir Marketing Co.	213,739	9,324,031
*	Jazan Energy & Development Co.	231,412	943,254
	L’Azurde Co. for Jewelry	340,547	1,351,922
	Leejam Sports Co. JSC	152,397	4,858,295

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Maharah Human Resources Co.	211,408	$3,555,558
*	Malath Cooperative Insurance Co.	198,820	788,604
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	458,994	1,091,399
*	Methanol Chemicals Co.	445,803	2,999,347
*	Middle East Healthcare Co.	387,954	4,035,354
	Middle East Paper Co.	365,240	3,174,075
*	Middle East Specialized Cables Co.	200,773	679,293
*	Mobile Telecommunications Co. Saudi Arabia	5,332,669	21,357,391
	Mouwasat Medical Services Co.	161,969	10,704,656
	Najran Cement Co.	882,781	3,377,035
*	Nama Chemicals Co.	138,015	1,321,724
*	National Agriculture Development Co.	363,434	2,861,249
	National Co. for Glass Industries	151,129	1,397,030
	National Co. for Learning & Education	71,378	2,121,984
	National Gas & Industrialization Co.	175,523	2,889,460
	National Gypsum	124,098	825,850
*	National Industrialization Co.	2,392,780	8,776,165
	National Medical Care Co.	167,586	4,251,607
*	National Metal Manufacturing & Casting Co.	53,935	285,974
	Nayifat Finance Co.	16,906	86,703
	Northern Region Cement Co.	839,598	2,691,640
	Qassim Cement Co.	229,607	4,224,726
*	Rabigh Refining & Petrochemical Co.	3,333,238	9,935,965
*	Raydan Food Co.	47,086	364,620
	Riyad Bank	3,020,567	24,362,101
	SABIC Agri-Nutrients Co.	759,803	27,318,816
	Sahara International Petrochemical Co.	2,478,229	25,840,345
	Saudi Airlines Catering Co.	157,386	3,999,729
*	Saudi Arabian Amiantit Co.	16,852	200,527
*	Saudi Arabian Cooperative Insurance Co.	137,061	472,466
*	Saudi Arabian Mining Co.	2,291,409	42,864,895
Ω	Saudi Arabian Oil Co.	4,589,912	44,242,429
	Saudi Automotive Services Co.	243,218	2,528,990
	Saudi Basic Industries Corp.	1,943,245	48,081,051
	Saudi British Bank	1,867,934	18,135,255
*††	Saudi Cable Co.	5,172	3,806
	Saudi Cement Co.	525,717	7,903,388
	Saudi Ceramic Co.	420,747	3,614,118
	Saudi Chemical Co. Holding	391,094	3,149,685
*	Saudi Co. For Hardware CJSC	148,155	1,259,911
	Saudi Electricity Co.	1,625,060	10,535,037
*	Saudi Ground Services Co.	471,423	3,267,339
	Saudi Industrial Investment Group	1,520,860	10,371,665
	Saudi Industrial Services Co.	520,281	3,824,850
	Saudi Investment Bank	886,352	3,890,035
*	Saudi Kayan Petrochemical Co.	5,208,347	17,681,147
*	Saudi Marketing Co.	209,028	1,504,721
	Saudi National Bank	2,200,631	28,882,528
*	Saudi Paper Manufacturing Co.	113,252	921,217
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	296,404	2,033,715
*	Saudi Printing & Packaging Co.	174,930	859,544
*	Saudi Public Transport Co.	536,770	2,636,833
*	Saudi Real Estate Co.	979,976	3,620,748
*	Saudi Reinsurance Co.	437,954	1,910,186
*	Saudi Research & Media Group	222,186	12,493,866
*	Saudi Steel Pipe Co.	115,367	731,562
	Saudi Tadawul Group Holding Co.	15,687	704,065
	Saudi Telecom Co.	3,951,662	47,562,098
*	Saudi Vitrified Clay Pipe Co. Ltd.	496	6,048

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudia Dairy & Foodstuff Co.	90,720	$6,746,280
	Savola Group	1,218,241	10,376,951
*	Seera Group Holding	1,457,818	9,683,087
*	Sinad Holding Co.	546,281	1,794,071
	Southern Province Cement Co.	360,869	5,073,049
*	Tabuk Agriculture.	35,355	180,885
	Tabuk Cement Co.	446,886	1,861,323
*	Takween Advanced Industries Co.	273,669	728,213
	Tanmiah Food Co.	9,715	374,626
	Theeb Rent A Car Co.	8,870	181,904
	Umm Al-Qura Cement Co.	320,235	1,499,258
	United Electronics Co.	256,349	5,258,115
	United International Transportation Co.	377,294	6,010,762
	United Wire Factories Co.	179,444	1,314,992
*	Walaa Cooperative Insurance Co.	374,137	1,453,267
*	Wataniya Insurance Co.	32,027	142,239
	Yamama Cement Co.	863,451	7,589,749
	Yanbu Cement Co.	515,155	4,935,855
	Yanbu National Petrochemical Co.	874,578	10,500,102
	Zahrat Al Waha For Trading Co.	93,924	927,751
*	Zamil Industrial Investment Co.	308,898	1,509,152

TOTAL SAUDI ARABIA			958,087,975

SINGAPORE — (0.0%)
*††	Tech-Pro, Inc.	37,652,000	0

SOUTH AFRICA — (3.5%)
	Absa Group Ltd.	2,934,666	28,547,748
	Adcock Ingram Holdings Ltd.	528,376	1,449,163
	Adcorp Holdings Ltd.	35,846	8,360
#	Advtech Ltd.	4,424,485	4,441,310
	AECI Ltd.	1,212,440	5,727,376
	African Rainbow Minerals Ltd.	737,942	9,270,310
	Afrimat Ltd.	211,133	616,086
	Alexander Forbes Group Holdings Ltd.	1,344,553	361,541
	Altron Ltd., Class A	390,373	186,836
	Anglo American Platinum Ltd.	133,024	7,886,788
#	AngloGold Ashanti Ltd., Sponsored ADR	1,186,687	31,542,140
*	ArcelorMittal South Africa Ltd.	1,294,232	272,394
	Aspen Pharmacare Holdings Ltd.	1,414,674	14,159,212
	Astral Foods Ltd.	383,984	3,529,451
*	Aveng Ltd.	13,862	8,058
	AVI Ltd.	2,126,126	7,934,775
	Barloworld Ltd.	2,209,392	10,963,057
	Bid Corp. Ltd.	751,433	17,119,244
	Bidvest Group Ltd.	1,305,179	17,878,637
*	Blue Label Telecoms Ltd.	3,665,341	904,322
#*	Brait PLC	4,298,176	790,527
	Capitec Bank Holdings Ltd.	92,707	8,081,170
#	Cashbuild Ltd.	164,174	1,591,092
	Caxton & CTP Publishers & Printers Ltd.	47,312	25,846
	City Lodge Hotels Ltd.	1,103,531	241,303
	Clicks Group Ltd.	982,316	14,343,021
	Coronation Fund Managers Ltd.	1,486,569	2,439,232
#	Curro Holdings Ltd.	657,904	291,688
	DataTec Ltd.	3,911,977	7,779,494
Ω	Dis-Chem Pharmacies Ltd.	1,577,328	2,298,064
*	Discovery Ltd.	1,352,117	10,635,950
	DRDGOLD Ltd.	1,157,332	1,237,978

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Exxaro Resources Ltd.	1,121,245	$11,781,281
	Famous Brands Ltd.	455,808	1,630,972
	FirstRand Ltd.	12,783,113	45,051,162
	Foschini Group Ltd.	2,245,133	11,641,670
#	Gold Fields Ltd., Sponsored ADR	3,519,305	54,760,386
	Grindrod Ltd.	3,344,800	1,797,203
	Harmony Gold Mining Co. Ltd.	1,318,388	6,175,923
	Harmony Gold Mining Co. Ltd., Sponsored ADR	3,717,470	17,137,537
	Hudaco Industries Ltd.	252,299	2,124,646
	Impala Platinum Holdings Ltd.	3,437,301	33,464,871
	Investec Ltd.	1,476,660	8,119,941
	Italtile Ltd.	858,145	580,099
	JSE Ltd.	546,139	2,874,130
	KAP Ltd.	14,646,026	2,438,036
	Kumba Iron Ore Ltd.	217,958	5,300,015
	Lewis Group Ltd.	1,028,832	2,133,970
	Life Healthcare Group Holdings Ltd.	10,445,234	11,853,136
	Merafe Resources Ltd.	7,955,376	517,647
*	Metair Investments Ltd.	1,705,238	2,286,309
	MiX Telematics Ltd., Sponsored ADR	40,982	317,610
	Momentum Metropolitan Holdings	10,586,324	10,724,920
	Motus Holdings Ltd.	1,103,774	5,732,507
	Mpact Ltd.	1,397,429	2,136,930
	Mr Price Group Ltd.	1,161,814	9,558,547
	MTN Group Ltd.	7,490,086	52,608,909
	MultiChoice Group.	1,822,539	11,402,149
*	Murray & Roberts Holdings Ltd.	1,805,067	130,413
#*	Nampak Ltd.	832,831	41,025
	Naspers Ltd., Class N	94,640	16,870,680
	Nedbank Group Ltd.	1,504,569	17,381,884
	NEPI Rockcastle NV	1,442,215	8,705,821
	Netcare Ltd.	7,711,363	6,734,479
	Ninety One Ltd.	1,416,085	3,202,619
#*	Northam Platinum Holdings Ltd.	1,634,544	16,004,259
	Oceana Group Ltd.	706,481	2,588,901
	Old Mutual Ltd.	14,580,811	9,274,883
	Omnia Holdings Ltd.	1,882,711	5,927,468
Ω	Pepkor Holdings Ltd.	7,626,440	7,069,557
	Pick n Pay Stores Ltd.	2,606,032	6,182,462
*	PPC Ltd.	9,088,434	1,413,442
#	PSG Konsult Ltd.	1,154,024	827,471
	Raubex Group Ltd.	1,553,790	2,243,552
	RCL Foods Ltd.	234,589	146,197
	Reunert Ltd.	1,647,021	5,311,540
#	RFG Holdings Ltd.	538,736	273,866
	Royal Bafokeng Platinum Ltd.	552,294	4,333,641
	Sanlam Ltd.	4,078,714	12,590,283
	Santam Ltd.	253,932	3,947,485
	Sappi Ltd.	6,756,281	15,369,571
	Sasol Ltd.	1,216,209	15,837,589
	Sasol Ltd., Sponsored ADR	517,378	6,736,262
	Shoprite Holdings Ltd.	1,225,646	14,957,795
	Sibanye Stillwater Ltd.	10,538,569	23,299,012
#	Sibanye Stillwater Ltd., ADR	991,853	8,877,087
*	Southern Sun Ltd.	495,001	120,965
#	SPAR Group Ltd.	1,089,501	8,370,258
#	Spur Corp. Ltd.	581,516	754,841
	Stadio Holdings Ltd.	78,742	19,368
	Standard Bank Group Ltd.	3,142,442	29,462,712

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Sun International Ltd.	1,565,025	$3,509,490
	Super Group Ltd.	4,400,186	7,709,338
#*	Telkom SA SOC Ltd.	3,689,723	6,699,367
#	Tiger Brands Ltd.	954,536	10,341,678
	Transaction Capital Ltd.	1,601,665	1,065,532
*	Trencor Ltd.	752,676	271,099
	Truworths International Ltd.	2,762,383	8,227,476
	Tsogo Sun Gaming Ltd.	2,724,507	1,820,891
	Vodacom Group Ltd.	1,097,125	7,520,084
*	Wilson Bayly Holmes-Ovcon Ltd.	499,821	2,961,465
	Woolworths Holdings Ltd.	3,952,154	14,071,944
*	Zeda Ltd.	2,209,392	1,467,960

TOTAL SOUTH AFRICA			847,386,391

SOUTH KOREA — (12.1%)
*	3S Korea Co. Ltd.	69,140	108,252
	ABco Electronics Co. Ltd.	34,641	325,580
*	Able C&C Co. Ltd.	9,420	59,341
	ABOV Semiconductor Co. Ltd.	79,114	594,857
*	Abpro Bio Co. Ltd.	780,310	295,821
	Actro Co. Ltd.	1,907	10,435
*	ADTechnology Co. Ltd.	31,575	430,629
#	Advanced Nano Products Co. Ltd.	23,322	2,614,519
	Advanced Process Systems Corp.	67,299	1,026,516
	Aekyung Chemical Co. Ltd.	80,793	918,170
	Aekyung Industrial Co. Ltd.	37,660	607,117
*	AeroSpace Technology of Korea, Inc.	76,140	227,088
	AfreecaTV Co. Ltd.	47,915	2,793,178
*	Agabang&Company	97,060	245,276
	Ahnlab, Inc.	26,388	1,207,057
*	AIIT ONE Co. Ltd.	14,548	8,815
	AJ Networks Co. Ltd.	143,265	506,097
*	Ajin Industrial Co. Ltd.	283,426	847,802
	AJINEXTEK Co. Ltd.	13,275	88,861
	AK Holdings, Inc.	29,430	423,946
#*	Alteogen, Inc.	29,310	959,722
*	ALUKO Co. Ltd.	318,003	749,777
*	Amicogen, Inc.	29,549	375,699
*	Aminologics Co. Ltd.	122,330	161,341
*	Amo Greentech Co. Ltd.	34,645	407,874
#	Amorepacific Corp.	29,422	2,722,171
#	Amorepacific Group	101,488	2,782,485
*	Amotech Co. Ltd.	38,520	475,327
*	Anam Electronics Co. Ltd.	294,483	444,524
#*	Ananti, Inc.	310,445	1,463,769
*	Anapass, Inc.	15,631	214,696
*	Anterogen Co. Ltd.	10,963	154,972
*	Apact Co. Ltd.	93,636	191,244
	Aplus Asset Advisor Co. Ltd.	14,623	50,803
*	Aprogen, Inc.	305,375	292,724
*	APS, Inc.	60,708	512,711
*	Aptamer Sciences, Inc.	9,592	26,606
*	APTC Co. Ltd.	71,930	627,749
*	Aroot Co. Ltd.	562,919	234,255
	Asia Cement Co. Ltd.	124,820	999,905
	ASIA Holdings Co. Ltd.	6,454	669,678
	Asia Pacific Satellite, Inc.	18,143	230,236
	Asia Paper Manufacturing Co. Ltd.	39,026	1,026,563
*	Asiana Airlines, Inc.	65,155	626,645

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	ASTORY Co. Ltd.	13,733	$211,990
	Atec Co. Ltd.	36,496	245,785
*	A-Tech Solution Co. Ltd.	36,570	288,756
	Atinum Investment Co. Ltd.	262,898	518,071
	ATON, Inc.	8,496	125,890
	AUK Corp.	162,034	264,184
	Aurora World Corp.	31,833	185,036
	Austem Co. Ltd.	11,944	13,058
	Autech Corp.	71,225	309,697
	Avaco Co. Ltd.	28,900	367,269
*	Avatec Co. Ltd.	12,740	147,811
	Baiksan Co. Ltd.	64,445	384,127
*	Barunson Entertainment & Arts Corp.	145,942	92,057
*	Benoholdings, Inc.	39,276	147,117
	BGF Co. Ltd.	229,686	709,640
	BGF retail Co. Ltd.	24,997	3,487,418
#	BH Co. Ltd.	137,309	2,380,299
*	BHI Co. Ltd.	32,827	179,482
#*	Binex Co. Ltd.	74,292	518,940
	Binggrae Co. Ltd.	43,415	1,445,108
#*	Bioneer Corp.	59,430	2,594,319
*	BioSmart Co. Ltd.	73,541	176,365
*	Biotoxtech Co. Ltd.	35,542	230,936
	BIT Computer Co. Ltd.	54,650	232,089
	Bixolon Co. Ltd.	15,244	72,055
*	BL Pharmtech Corp.	88,289	43,484
	BNK Financial Group, Inc.	1,103,312	5,488,884
	Boditech Med, Inc.	85,728	742,195
*	Bohae Brewery Co. Ltd.	405,514	181,243
	BoKwang Industry Co. Ltd.	62,071	315,706
	Bolak Co. Ltd.	39,990	50,908
	Bookook Securities Co. Ltd.	9,158	136,094
#	Boryung	150,897	981,560
*	Bosung Power Technology Co. Ltd.	76,359	221,664
*	Bridge Biotherapeutics, Inc.	14,251	93,965
*	Bucket Studio Co. Ltd.	176,492	152,044
#*	Bukwang Pharmaceutical Co. Ltd.	105,235	631,348
*	Bumyang Construction Co. Ltd.	3,250	6,401
*	BusinessOn Communication Co. Ltd.	7,502	68,802
	BYC Co. Ltd.	642	225,007
	Byucksan Corp.	211,230	331,909
*	Caelum Co. Ltd.	22,433	61,611
*	Cafe24 Corp.	39,553	262,590
*	CammSys Corp.	168,678	211,970
	Camus Engineering & Construction, Inc.	152,240	188,732
#	Cape Industries Ltd.	109,568	284,163
#	Caregen Co. Ltd.	9,114	1,454,096
*	Carelabs Co. Ltd.	50,464	275,003
	Cell Biotech Co. Ltd.	4,308	43,266
#	Celltrion Healthcare Co. Ltd.	54,024	2,816,064
#*	Celltrion Pharm, Inc.	25,048	1,535,415
#	Celltrion, Inc.	147,486	17,770,511
*	Cellumed Co. Ltd.	47,334	190,409
#*	Chabiotech Co. Ltd.	94,810	923,783
	Changhae Ethanol Co. Ltd.	22,808	174,236
#	Cheil Worldwide, Inc.	321,355	4,446,956
	Chemtronics Co. Ltd.	80,307	1,335,267
*	Chemtros Co. Ltd.	42,941	314,986
	Cheryong Electric Co. Ltd.	36,800	427,474

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	ChinHung International, Inc.	262,604	$244,406
	Chinyang Holdings Corp.	117,186	282,229
	Chips&Media, Inc.	16,422	265,498
*	Choa Pharmaceutical Co.	62,267	100,412
*	Choil Aluminum Co. Ltd.	376,620	851,679
	Chokwang Paint Ltd.	41,828	227,669
#	Chong Kun Dang Pharmaceutical Corp.	36,416	2,308,985
	Chongkundang Holdings Corp.	18,849	715,160
	Choong Ang Vaccine Laboratory	21,935	170,838
*	Chorokbaem Media Co. Ltd.	85,628	576,131
	Chosun Refractories Co. Ltd.	39,540	291,327
#	Chunbo Co. Ltd.	7,620	1,109,907
*	CITYLABS Co. Ltd.	45,143	15,145
*	CJ CGV Co. Ltd.	13,537	155,376
*	CJ CheilJedang Corp.	40,878	9,466,033
	CJ Corp.	104,161	7,131,976
*	CJ ENM Co. Ltd.	55,421	3,309,009
	CJ Freshway Corp.	45,703	974,078
	CJ Logistics Corp.	42,481	2,453,662
#*	CJ Seafood Corp.	77,976	189,348
*	CKD Bio Corp.	21,707	411,091
#	Classys, Inc.	60,768	1,081,589
	CLIO Cosmetics Co. Ltd.	14,021	225,954
*	Cloud Air Co. Ltd.	107,625	70,805
*	CMG Pharmaceutical Co. Ltd.	248,985	400,933
*	CoAsia CM Co. Ltd.	30,000	47,689
*	CoAsia Corp.	39,329	244,350
*	Com2uS Holdings Corp.	23,920	780,860
#	Com2uSCorp.	54,796	2,820,884
*	Comtec Systems Co. Ltd.	324,120	187,897
*	ContentreeJoongAng Corp.	9,676	177,013
*	Coreana Cosmetics Co. Ltd.	54,514	120,469
*	Corentec Co. Ltd.	16,556	143,507
*	COSMAX NBT, Inc.	13,021	41,850
#*	Cosmax, Inc.	72,141	4,174,696
*	Cosmecca Korea Co. Ltd.	36,441	253,006
#*	CosmoAM&T Co. Ltd.	40,375	5,297,917
*	Cosmochemical Co. Ltd.	58,289	2,553,317
	Coway Co. Ltd.	216,498	7,949,036
	Coweaver Co. Ltd.	28,980	145,403
#	Cowell Fashion Co. Ltd.	166,221	548,040
	Cowintech Co. Ltd.	12,380	288,251
#	Creas F&C Co. Ltd.	18,475	250,422
#*	Creative & Innovative System	130,591	1,227,961
	Creverse, Inc.	1,230	16,429
*	CrystalGenomics, Inc.	183,222	413,828
*	CS Bearing Co. Ltd.	26,378	218,719
	CS Wind Corp.	16,548	936,849
*	CTC BIO, Inc.	42,492	309,051
*	CTR Mobility Co. Ltd.	16,522	205,862
*	Cube Entertainment, Inc.	2,680	47,167
	Cuckoo Holdings Co. Ltd.	38,924	448,858
#	Cuckoo Homesys Co. Ltd.	71,543	1,365,455
*	Curexo, Inc.	8,560	67,020
*	Curo Co. Ltd.	536,031	248,094
*	CUROCOM Co. Ltd.	61,071	24,693
	Cymechs, Inc.	47,447	442,981
*	D&C Media Co. Ltd.	2,490	35,088
	D.I Corp.	90,260	457,581

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	DA Technology Co. Ltd.	45,169	$155,858
	Dae Han Flour Mills Co. Ltd.	6,886	732,865
	Dae Hwa Pharmaceutical Co. Ltd.	33,963	230,877
	Dae Hyun Co. Ltd.	179,333	295,736
*	Dae Won Chemical Co. Ltd.	59,802	108,293
	Dae Won Kang Up Co. Ltd.	227,143	690,619
*	Dae Young Packaging Co. Ltd.	33,087	33,592
*	Dae Yu Co. Ltd.	20,309	34,900
*	Daea TI Co. Ltd.	144,672	328,253
*	Daebo Magnetic Co. Ltd.	3,461	161,159
	Daebongls Co. Ltd.	18,298	102,619
#*	Daechang Co. Ltd.	436,202	462,863
	Daechang Forging Co. Ltd.	14,360	77,662
	Daedong Corp.	137,516	1,091,171
	Daeduck Co. Ltd.	100,499	479,215
	Daeduck Electronics Co. Ltd.	196,439	3,185,121
	Daehan New Pharm Co. Ltd.	77,285	500,765
	Daehan Steel Co. Ltd.	101,612	1,003,840
*	Daeho AL Co. Ltd.	41,075	44,292
*	Dae-Il Corp.	116,815	440,066
	Daejoo Co. Ltd.	28,720	49,813
#	Daejoo Electronic Materials Co. Ltd.	10,025	740,946
	Daejung Chemicals & Metals Co. Ltd.	13,892	167,275
*	Daemyung Sonoseason Co. Ltd.	171,845	87,966
	Daeryuk Can Co. Ltd.	73,845	238,754
#	Daesang Corp.	182,226	2,653,234
	Daesang Holdings Co. Ltd.	114,153	657,422
	Daesung Energy Co. Ltd.	13,173	82,951
	Daesung Holdings Co. Ltd.	4,095	104,163
*	Daesung Industrial Co. Ltd.	130,500	389,749
*	Daesung Private Equity, Inc.	60,041	93,718
*	Daewon Cable Co. Ltd.	96,290	83,511
	Daewon Media Co. Ltd.	41,596	473,753
#	Daewon Pharmaceutical Co. Ltd.	112,699	1,246,642
	Daewon San Up Co. Ltd.	77,011	367,943
*	Daewoo Electronic Components Co. Ltd.	84,386	109,850
*	Daewoo Engineering & Construction Co. Ltd.	952,494	3,011,981
#*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	110,995	2,245,429
#	Daewoong Co. Ltd.	65,915	737,277
#	Daewoong Pharmaceutical Co. Ltd.	10,423	862,046
*	Dahaam E-Tec Co. Ltd.	1,420	37,028
	Daihan Pharmaceutical Co. Ltd.	38,122	797,803
	Daishin Information & Communication	67,690	54,251
	Daishin Securities Co. Ltd.	263,771	2,654,229
*	Daiyang Metal Co. Ltd.	42,300	122,010
#*	Danal Co. Ltd.	227,028	702,832
	Daol Investment & Securities Co. Ltd.	318,994	798,510
#	Daou Data Corp.	133,680	1,739,819
	Daou Technology, Inc.	232,303	3,332,387
*	Dasan Networks, Inc.	156,917	418,542
*	Dawonsys Co. Ltd.	61,221	560,661
*	Dayou Automotive Seat Technology Co. Ltd.	247,431	118,723
*	Dayou Plus Co. Ltd.	342,871	247,131
	DB Financial Investment Co. Ltd.	254,025	768,483
	DB HiTek Co. Ltd.	191,033	8,697,733
	DB Insurance Co. Ltd.	328,099	20,624,811
*	DB, Inc.	744,696	1,010,655
	DCM Corp.	29,903	322,238
*	Dentis Co. Ltd.	6,576	48,779

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dentium Co. Ltd.	27,942	$3,016,220
	Deutsch Motors, Inc.	184,790	810,486
*	Development Advance Solution Co. Ltd.	31,713	101,046
	Device ENG Co. Ltd.	33,030	434,452
*	Dexter Studios Co. Ltd.	13,549	109,919
	DGB Financial Group, Inc.	1,351,993	6,933,153
*	DHAutoware Co. Ltd.	168,466	77,285
	DI Dong Il Corp.	94,638	1,476,789
	Digital Chosun Co. Ltd.	98,164	155,486
	Digital Daesung Co. Ltd.	88,111	406,010
*	DIO Corp.	39,408	879,350
	Display Tech Co. Ltd.	59,980	311,390
	DL Construction Co. Ltd.	55,042	561,033
	DL E&C Co. Ltd.	189,052	4,995,221
#	DL Holdings Co. Ltd.	82,486	3,056,384
*††	DMOA Co. Ltd.	348,388	110,632
	DMS Co. Ltd.	139,166	656,313
	DNF Co. Ltd.	39,299	491,844
	Dohwa Engineering Co. Ltd.	41,553	255,198
	Dong A Eltek Co. Ltd.	5,683	40,239
	Dong Ah Tire & Rubber Co. Ltd.	29,142	263,484
	Dong-A Hwasung Co. Ltd.	65,300	447,955
	Dong-A Socio Holdings Co. Ltd.	17,453	1,080,177
	Dong-A ST Co. Ltd.	33,592	1,375,917
	Dong-Ah Geological Engineering Co. Ltd.	54,906	505,818
*	Dongbang Transport Logistics Co. Ltd.	337,592	549,223
	Dongbu Corp.	85,543	450,902
	Dongil Industries Co. Ltd.	10,573	1,738,968
#	Dongjin Semichem Co. Ltd.	160,589	3,559,349
	Dongkoo Bio & Pharma Co. Ltd.	56,383	252,695
	DongKook Pharmaceutical Co. Ltd.	114,750	1,296,478
	Dongkuk Industries Co. Ltd.	228,864	1,236,871
#	Dongkuk Steel Mill Co. Ltd.	649,817	5,824,317
#*	Dongkuk Structures & Construction Co. Ltd.	81,399	268,890
	Dongsuh Cos., Inc.	63,233	909,306
	Dongsung Chemical Co. Ltd.	234,483	811,226
	Dongsung Finetec Co. Ltd.	59,797	505,603
*	Dongsung Pharmaceutical Co. Ltd.	9,843	43,578
#*	Dongwha Enterprise Co. Ltd.	12,073	448,352
	Dongwha Pharm Co. Ltd.	129,820	815,253
	Dongwon Development Co. Ltd.	328,973	865,758
	Dongwon F&B Co. Ltd.	58,750	1,344,032
#	Dongwon Industries Co. Ltd.	58,400	2,029,431
#	Dongwon Systems Corp.	21,938	705,617
	Dongyang E&P, Inc.	44,988	537,932
*	Dongyang Steel Pipe Co. Ltd.	301,477	241,853
	Doosan Bobcat, Inc.	193,872	7,438,203
#	Doosan Co. Ltd.	23,385	1,635,320
*	Doosan Enerbility Co. Ltd.	367,701	4,607,283
#*	Doosan Fuel Cell Co. Ltd.	40,468	909,062
#	Doosan Tesna, Inc.	47,420	1,271,253
	DoubleUGames Co. Ltd.	76,321	2,589,973
	Douzone Bizon Co. Ltd.	65,587	1,497,791
*	Dream Security Co. Ltd.	144,659	317,923
	Dreamtech Co. Ltd.	177,029	1,278,501
*	Dreamus Co.	31,495	70,522
	Drgem Corp.	17,592	147,295
*	DRTECH Corp.	78,354	104,216
*	DSC Investment, Inc.	69,323	201,534

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	DSK Co. Ltd.	33,266	$126,603
	Duckshin Housing Co. Ltd.	32,944	44,317
#*	Duk San Neolux Co. Ltd.	49,522	1,615,190
*	Duksan Hi-Metal Co. Ltd.	53,313	225,495
*	Duksan Techopia Co. Ltd.	14,836	223,177
	Duksung Co. Ltd.	13,484	45,108
	DY Corp.	130,490	534,378
	DY POWER Corp.	65,013	572,632
*	E Investment&Development Co. Ltd.	198,639	407,805
*	E& Corp. Co. Ltd.	86,152	173,031
*	E&M Co. Ltd.	461,872	92,348
	E1 Corp.	16,818	598,835
	Eagle Veterinary Technology Co. Ltd.	19,725	75,316
	Eagon Industrial Ltd.	55,023	304,413
	Easy Bio, Inc.	154,386	492,891
	Easy Holdings Co. Ltd.	352,791	831,301
#	eBEST Investment & Securities Co. Ltd.	109,317	353,972
#	Echo Marketing, Inc.	74,962	625,016
*	Eco&Dream Co. Ltd.	10,843	297,443
*	EcoBio Holdings Co. Ltd.	30,883	141,244
	Ecoplastic Corp.	216,572	999,363
#	Ecopro BM Co. Ltd.	80,871	16,239,671
#	Ecopro Co. Ltd.	44,253	24,305,073
#	Ecopro HN Co. Ltd.	32,365	1,624,590
	e-Credible Co. Ltd.	17,635	211,965
*	Eehwa Construction Co. Ltd.	34,748	93,757
*	EG Corp.	12,698	189,812
*	Ehwa Technologies Information Co. Ltd.	397,669	404,872
	Elentec Co. Ltd.	57,707	562,039
	E-MART, Inc.	64,566	4,722,185
*	EMKOREA Co. Ltd.	109,856	231,887
#	EM-Tech Co. Ltd.	69,727	1,435,711
*	Enex Co. Ltd.	10,257	5,037
	ENF Technology Co. Ltd.	67,695	1,049,667
*	Enzychem Lifesciences Corp.	59,009	79,464
	Eo Technics Co. Ltd.	23,718	1,552,758
	Estechpharma Co. Ltd.	52,748	297,469
*	ESTsoft Corp.	15,296	129,137
*	E-TRON Co. Ltd.	1,461,912	355,037
*	Eubiologics Co. Ltd.	15,591	84,187
#	Eugene Corp.	396,397	991,161
	Eugene Investment & Securities Co. Ltd.	520,930	985,985
#	Eugene Technology Co. Ltd.	71,275	1,547,035
	Eusu Holdings Co. Ltd.	84,717	429,145
*	EV Advanced Material Co. Ltd.	21,528	133,431
*	Ewon Comfortech Co. Ltd.	26,487	123,332
*	E-World	105,315	114,731
*	Exem Co. Ltd.	110,273	335,913
	Exicon Co. Ltd.	27,407	192,220
*	ezCaretech Co. Ltd.	3,370	57,670
#	F&F Co. Ltd.	63,105	6,677,137
	F&F Holdings Co. Ltd.	24,459	390,785
	Farmsco	56,647	151,103
	FarmStory Co. Ltd.	204,056	297,088
	Fila Holdings Corp.	238,487	6,550,416
*	Fine M-Tec Co. Ltd.	20,938	155,812
#	Fine Semitech Corp.	55,090	907,941
*	Fine Technix Co. Ltd.	1	2
*	Finetek Co. Ltd.	82,202	79,420

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Firstec Co. Ltd.	71,326	$219,005
*	Flask Co. Ltd.	92,101	79,976
#	Foosung Co. Ltd.	265,159	2,689,059
*	FSN Co. Ltd.	44,862	113,945
	Fursys, Inc.	12,434	268,213
*	FutureChem Co. Ltd.	36,615	212,985
	Gabia, Inc.	53,321	466,278
	Galaxia Moneytree Co. Ltd.	29,422	125,774
	Gaon Cable Co. Ltd.	19,423	235,790
*	GemVax & Kael Co. Ltd.	56,141	585,462
	Gemvaxlink Co. Ltd.	401,468	434,810
#*	Genexine, Inc.	65,260	592,185
*	Genie Music Corp.	69,833	199,010
*	GenNBio, Inc.	7,847	6,642
*	GENOLUTION, Inc.	41,488	171,250
	Genoray Co. Ltd.	26,427	155,170
	Geumhwa PSC Co. Ltd.	11,191	249,913
*	Gigalane Co. Ltd.	72,743	87,718
	Global Standard Technology Co. Ltd.	58,899	1,126,127
	GMB Korea Corp.	62,781	227,380
	GnCenergy Co. Ltd.	35,497	127,069
#	Golfzon Co. Ltd.	22,537	1,885,817
	Golfzon Newdin Holdings Co. Ltd.	157,907	632,648
*	Good People Co. Ltd.	28,336	10,586
#	Gradiant Corp.	57,108	608,141
#*	Grand Korea Leisure Co. Ltd.	76,207	1,046,401
	Green Chemical Co. Ltd.	47,001	373,313
	Green Cross Corp.	11,575	1,072,517
	Green Cross Holdings Corp.	127,378	1,489,402
	Green Cross Wellbeing Corp.	18,849	107,207
#	GS Engineering & Construction Corp.	233,655	3,791,693
*	GS Global Corp.	370,284	857,774
	GS Holdings Corp.	343,205	10,197,153
	GS Retail Co. Ltd.	261,263	5,204,186
	Gwangju Shinsegae Co. Ltd.	17,981	443,466
	Haatz, Inc.	26,590	113,427
	Hae In Corp.	46,546	212,172
	HAESUNG DS Co. Ltd.	59,671	2,093,269
	Haesung Industrial Co. Ltd.	21,315	147,749
	Haitai Confectionery & Foods Co. Ltd.	50,343	216,954
*	Han Chang Corp.	23,440	13,776
	Han Kuk Carbon Co. Ltd.	139,435	1,197,900
	Hana Financial Group, Inc.	1,014,001	31,863,584
#	Hana Materials, Inc.	39,603	1,269,029
#	Hana Micron, Inc.	267,813	3,075,609
	Hana Pharm Co. Ltd.	28,131	306,260
*	Hanall Biopharma Co. Ltd.	43,986	676,545
	HanChang Paper Co. Ltd.	196,172	199,218
*	Hancom WITH, Inc.	41,824	135,173
#*	Hancom, Inc.	50,840	540,706
	Handok, Inc.	51,546	590,045
	Handsome Co. Ltd.	118,725	2,218,857
#	Hanil Cement Co. Ltd.	150,794	1,411,993
*	Hanil Feed Co. Ltd.	47,789	202,422
	Hanil Holdings Co. Ltd.	78,732	663,360
	Hanil Hyundai Cement Co. Ltd.	13,000	167,433
	Hanil Iron & Steel Co. Ltd.	79,870	184,092
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	21,557	63,109
#	Hanjin Kal Corp.	12,473	369,303

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hanjin Transportation Co. Ltd.	64,178	$956,578
	Hankook Shell Oil Co. Ltd.	4,310	742,936
*	Hankook Technology, Inc.	161,324	40,259
	Hankook Tire & Technology Co. Ltd.	311,895	8,055,270
	Hankuk Steel Wire Co. Ltd.	70,173	215,849
	Hanla IMS Co. Ltd.	6,528	32,288
	Hanmi Pharm Co. Ltd.	16,273	3,935,745
#	Hanmi Science Co. Ltd.	16,994	558,047
	Hanmi Semiconductor Co. Ltd.	232,064	3,591,908
	HanmiGlobal Co. Ltd.	19,885	536,704
	Hannong Chemicals, Inc.	21,885	341,824
	Hanon Systems	476,539	3,275,804
*	Hans Biomed Corp.	16,970	190,992
#	Hansae Co. Ltd.	129,188	1,642,611
	Hansae Yes24 Holdings Co. Ltd.	104,148	356,307
	Hanshin Construction Co. Ltd.	51,388	297,387
	Hanshin Machinery Co.	65,020	293,130
#	Hansol Chemical Co. Ltd.	38,665	6,444,752
	Hansol Holdings Co. Ltd.	311,605	723,101
*	Hansol HomeDeco Co. Ltd.	481,896	372,491
*	Hansol IONES Co. Ltd.	98,993	583,914
	Hansol Logistics Co. Ltd.	162,689	361,003
	Hansol Paper Co. Ltd.	165,985	1,411,389
	Hansol Technics Co. Ltd.	195,654	858,560
	Hanssem Co. Ltd.	26,396	882,926
	Hanwha Aerospace Co. Ltd.	81,716	6,288,155
	Hanwha Corp.	235,835	4,789,555
	Hanwha Galleria Co. Ltd.	150,048	193,277
*	Hanwha General Insurance Co. Ltd.	506,986	1,724,482
*	Hanwha Investment & Securities Co. Ltd.	812,205	1,682,205
*	Hanwha Life Insurance Co. Ltd.	1,841,204	3,421,067
#*	Hanwha Solutions Corp.	133,044	4,787,317
	Hanyang Eng Co. Ltd.	87,410	969,365
	Hanyang Securities Co. Ltd.	50,490	331,781
	Harim Co. Ltd.	371,760	858,179
	Harim Holdings Co. Ltd.	200,766	1,411,080
	HB SOLUTION Co. Ltd.	18,954	200,552
	HB Technology Co. Ltd.	312,891	570,202
	HD Hyundai Co. Ltd.	212,495	9,422,757
	HD Hyundai Construction Equipment Co. Ltd.	91,986	4,682,816
	HD Hyundai Electric Co. Ltd.	30,233	1,146,789
	HD Hyundai Energy Solutions Co. Ltd.	10,587	335,274
	HD Hyundai Infracore Co. Ltd.	788,384	5,833,097
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	110,548	7,031,329
	HDC Holdings Co. Ltd.	161,815	793,966
#	HDC Hyundai Development Co. Engineering & Construction, Class E	295,216	2,668,629
	HDC Hyundai Engineering Plastics Co. Ltd.	93,492	338,350
	HDCLabs Co. Ltd.	24,286	150,512
	Hecto Financial Co. Ltd.	10,904	147,774
	Hecto Innovation Co. Ltd.	49,272	463,545
#*	Helixmith Co. Ltd.	71,446	460,318
*	Heungkuk Fire & Marine Insurance Co. Ltd.	153,839	385,532
*	HFR, Inc.	39,518	799,605
*	HIMS Co. Ltd.	11,976	57,391
#	Hite Jinro Co. Ltd.	118,712	1,979,253
	Hitejinro Holdings Co. Ltd.	58,912	404,831
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	168,018	372,411
*	HJ Shipbuilding & Construction Co. Ltd.	99,769	271,135
*	HL D&I Halla Corp.	179,206	335,310

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	HL Holdings Corp.	58,411	$1,449,470
#	HL Mando Co. Ltd.	154,250	5,358,782
#*	HLB Biostep Co. Ltd.	68,157	210,427
*	HLB Global Co. Ltd.	25,718	111,811
#*	HLB Life Science Co. Ltd.	246,001	1,980,827
*	HLB Therapeutics Co. Ltd.	119,658	433,378
#*	HLB, Inc.	58,920	1,565,873
#	HMM Co. Ltd.	1,355,791	20,767,016
	Home Center Holdings Co. Ltd.	421,452	431,743
*	Homecast Co. Ltd.	85,344	265,286
	Hotel Shilla Co. Ltd.	112,072	6,847,002
	HS Industries Co. Ltd.	296,468	817,330
*	HSD Engine Co. Ltd.	152,932	890,636
*	Hugel, Inc.	12,349	1,051,057
*	Humax Co. Ltd.	157,218	438,092
	Humedix Co. Ltd.	30,432	645,422
*	Huneed Technologies	63,338	306,743
#	Huons Co. Ltd.	43,784	1,076,275
	Huons Global Co. Ltd.	41,448	629,159
	Husteel Co. Ltd.	179,780	847,622
*	Huvis Corp.	129,579	441,319
	Huvitz Co. Ltd.	57,550	710,334
	Hwa Shin Co. Ltd.	129,780	1,342,909
	Hwacheon Machine Tool Co. Ltd.	3,319	91,961
*	Hwail Pharm Co. Ltd.	240,998	375,124
	Hwangkum Steel & Technology Co. Ltd.	67,513	423,462
#	Hwaseung Enterprise Co. Ltd.	89,585	533,964
	HwaSung Industrial Co. Ltd.	54,939	400,124
*	HYBE Co. Ltd.	1,059	214,148
	Hy-Lok Corp.	55,381	884,348
	Hyosung Advanced Materials Corp.	11,136	3,248,123
*	Hyosung Chemical Corp.	16,834	1,346,132
	Hyosung Corp.	39,455	1,945,188
*	Hyosung Heavy Industries Corp.	38,298	2,254,784
#	Hyosung TNC Corp.	22,932	6,483,061
	HyosungITX Co. Ltd.	9,080	86,202
	Hyundai Autoever Corp.	6,288	579,625
	Hyundai Bioland Co. Ltd.	39,649	361,641
	Hyundai BNG Steel Co. Ltd.	81,483	989,597
	Hyundai Corp.	49,866	650,210
	Hyundai Corp. Holdings, Inc.	28,838	241,060
	Hyundai Department Store Co. Ltd.	92,429	3,578,839
#	Hyundai Elevator Co. Ltd.	141,930	3,563,036
	Hyundai Engineering & Construction Co. Ltd.	254,801	7,839,635
	HYUNDAI EVERDIGM Corp.	8,126	44,735
	Hyundai Ezwel Co. Ltd.	44,504	219,393
	Hyundai Futurenet Co. Ltd.	283,959	684,526
#	Hyundai GF Holdings.	218,666	683,877
	Hyundai Glovis Co. Ltd.	79,243	9,720,782
	Hyundai Green Food.	116,080	1,054,639
	Hyundai Home Shopping Network Corp.	40,309	1,452,873
*	Hyundai Livart Furniture Co. Ltd.	86,141	502,152
	Hyundai Marine & Fire Insurance Co. Ltd.	419,848	11,795,169
*	Hyundai Mipo Dockyard Co. Ltd.	21,829	1,201,589
	Hyundai Mobis Co. Ltd.	119,180	19,409,684
	Hyundai Motor Co.	345,694	51,207,403
	Hyundai Motor Securities Co. Ltd.	149,128	998,930
	Hyundai Pharmaceutical Co. Ltd.	63,333	233,634
*	Hyundai Rotem Co. Ltd.	53,666	1,323,442

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Steel Co.	430,148	$11,761,382
#	Hyundai Wia Corp.	77,554	3,260,811
*††	Hyupjin Co. Ltd.	19,800	18,240
	HyVision System, Inc.	51,268	679,714
	i3system, Inc.	16,781	251,311
*	iA, Inc.	683,750	305,052
	ICD Co. Ltd.	73,621	671,641
*	Icure Pharm, Inc.	1,566	3,513
	IDIS Holdings Co. Ltd.	8,252	81,783
	Il Sung Construction Co. Ltd.	41,239	67,335
	Iljin Diamond Co. Ltd.	2,786	41,247
*	Iljin Display Co. Ltd.	21,887	20,007
	Iljin Electric Co. Ltd.	94,365	494,676
	Iljin Holdings Co. Ltd.	132,692	451,951
	Iljin Power Co. Ltd.	26,649	261,740
#	Ilshin Spinning Co. Ltd.	108,040	1,071,897
*	Ilshin Stone Co. Ltd.	114,355	101,653
††	ilShinbiobase Co. Ltd.	80,228	116,135
	Ilsung Pharmaceuticals Co. Ltd.	24,195	485,128
	Ilyang Pharmaceutical Co. Ltd.	68,072	877,739
	iMarketKorea, Inc.	122,114	903,202
	InBody Co. Ltd.	65,366	1,358,609
	Incross Co. Ltd.	26,725	300,282
	Industrial Bank of Korea	1,065,430	8,023,502
*	Infinitt Healthcare Co. Ltd.	50,590	191,482
	InfoBank Corp.	11,959	118,148
*	Inhwa Precision Co. Ltd.	11,515	88,571
*	InkTec Co. Ltd.	7,257	24,837
	Innocean Worldwide, Inc.	59,894	1,793,766
*	Innometry Co. Ltd.	8,065	85,941
	InnoWireless Co. Ltd.	20,982	426,992
#	Innox Advanced Materials Co. Ltd.	111,352	3,687,450
*	Innox Corp.	2,178	71,635
*	Inscobee, Inc.	138,198	145,048
#*	Insun ENT Co. Ltd.	113,111	695,458
*	Insung Information Co. Ltd.	72,270	117,163
	Intekplus Co. Ltd.	47,319	711,916
#	Intellian Technologies, Inc.	13,956	717,953
	Intelligent Digital Integrated Security Co. Ltd.	20,760	353,939
*	Interflex Co. Ltd.	55,384	401,901
	Interojo Co. Ltd.	28,700	765,340
#	INTOPS Co. Ltd.	96,905	2,554,559
*	iNtRON Biotechnology, Inc.	57,427	334,471
	Inzi Controls Co. Ltd.	66,398	426,215
#*	IS Dongseo Co. Ltd.	121,185	3,362,832
#	ISC Co. Ltd.	53,055	1,568,510
	i-SENS, Inc.	91,266	1,168,463
*	ISU Abxis Co. Ltd.	17,003	80,171
	ISU Chemical Co. Ltd.	65,656	2,035,807
	IsuPetasys Co. Ltd.	220,497	1,543,148
*	ITCEN Co. Ltd.	45,051	129,373
#*	ITM Semiconductor Co. Ltd.	18,468	371,634
	It’s Hanbul Co. Ltd.	26,903	305,887
*	Iwin Plus Co. Ltd.	16,778	33,049
*	Jaeyoung Solutec Co. Ltd.	173,969	102,749
*	Jahwa Electronics Co. Ltd.	36,900	859,120
	JASTECH Ltd.	5,928	39,113
	JB Financial Group Co. Ltd.	963,956	6,031,484
	JC Chemical Co. Ltd.	84,616	484,194

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Jeil Pharmaceutical Co. Ltd.	13,855	$191,602
*	Jeisys Medical, Inc.	3,263	21,129
*	Jeju Beer Co. Ltd.	32,746	38,940
*	Jeju Semiconductor Corp.	151,696	529,743
	Jinro Distillers Co. Ltd.	1,637	20,757
	Jinsung T.E.C.	55,826	482,030
	JLS Co. Ltd.	59,182	318,572
	JNK Heaters Co. Ltd.	84,431	387,660
*	JNTC Co. Ltd.	69,131	426,083
*	JoyCity Corp.	54,667	161,128
	JS Corp.	35,697	338,317
*	JT Corp.	2,402	14,315
	Jungdawn Co. Ltd.	62,494	106,549
#	Jusung Engineering Co. Ltd.	194,569	2,293,646
	JVM Co. Ltd.	24,902	378,261
	JW Holdings Corp.	163,297	393,504
	JW Life Science Corp.	37,085	326,327
	JW Pharmaceutical Corp.	47,849	814,854
*	JW Shinyak Corp.	78,283	181,894
	JYP Entertainment Corp.	93,138	6,300,591
	Kakao Corp.	61,473	2,691,874
*	Kakao Games Corp.	7,583	230,419
	KakaoBank Corp.	34,205	566,282
*	Kanglim Co. Ltd.	334,014	251,060
	Kangnam Jevisco Co. Ltd.	26,553	483,012
*	Kangstem Biotech Co. Ltd.	72,965	165,432
	Kangwon Land, Inc.	77,621	1,099,535
	KAON Group Co. Ltd.	130,962	713,127
	KB Financial Group, Inc.	1,155,887	42,902,120
#	KB Financial Group, Inc., ADR	411,746	15,354,008
	KC Co. Ltd.	56,156	828,526
	KC Tech Co. Ltd.	68,360	962,445
	KCC Corp.	19,649	3,275,196
	KCC Engineering & Construction Co. Ltd.	56,901	242,592
	KCC Glass Corp.	81,256	2,795,667
	KCI Ltd.	7,564	53,300
	KCTC	176,886	553,992
	KEC Corp.	377,801	637,141
#	KEPCO Engineering & Construction Co., Inc.	10,615	559,427
#	KEPCO Plant Service & Engineering Co. Ltd.	64,039	1,713,020
*	KEYEAST Co. Ltd.	39,205	233,953
	KG Chemical Corp.	82,934	2,379,371
#	KG Dongbu Steel.	163,329	1,155,389
	KG Eco Technology Service Co. Ltd.	102,678	1,238,748
*††	KG Mobility Co.	55,647	574,598
#	Kginicis Co. Ltd.	131,823	1,208,373
	KGMobilians Co. Ltd.	129,933	634,421
#	KH Vatec Co. Ltd.	71,134	1,006,346
	Kia Corp.	938,136	59,415,218
	KidariStudio, Inc.	10,917	58,810
	KINX, Inc.	15,242	622,078
	KISCO Corp.	95,693	490,245
	KISCO Holdings Co. Ltd.	47,917	744,327
	KISWIRE Ltd.	67,019	951,842
	KIWOOM Securities Co. Ltd.	96,802	6,802,910
*	KleanNara Co. Ltd.	120,656	245,961
	KL-Net Corp.	101,819	197,313
#	Koentec Co. Ltd.	88,224	466,951
	Koh Young Technology, Inc.	168,805	1,677,805

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Kolmar BNH Co. Ltd.	63,540	$1,062,784
#	Kolmar Korea Co. Ltd.	54,286	1,645,661
	Kolmar Korea Holdings Co. Ltd.	54,832	610,928
	Kolon Corp.	57,044	868,242
	Kolon Global Corp.	44,532	467,043
	Kolon Industries, Inc.	144,421	4,634,848
*	Kolon Mobility Group Corp.	147,662	453,444
	Kolon Plastic, Inc.	38,982	290,153
	Komelon Corp.	7,669	54,165
	KoMiCo Ltd.	30,786	1,005,579
#*	KONA I Co. Ltd.	59,314	716,050
	Kook Soon Dang Brewery Co. Ltd.	58,180	283,509
	Korea Aerospace Industries Ltd.	66,443	2,729,202
*	Korea Airport Service Co. Ltd.	97	2,926
#	Korea Alcohol Industrial Co. Ltd.	101,676	785,897
	Korea Arlico Pharm Co. Ltd.	26,632	132,057
	Korea Asset In Trust Co. Ltd.	374,510	821,084
	Korea Business News Co. Ltd.	21,677	88,075
	Korea Cast Iron Pipe Industries Co. Ltd.	69,516	368,666
*	Korea Cement Co. Ltd.	56,014	100,448
*	Korea Circuit Co. Ltd.	82,399	869,257
*	Korea District Heating Corp.	16,048	333,333
#*	Korea Electric Power Corp., Sponsored ADR	540,391	3,793,545
*	Korea Electric Power Corp.	171,677	2,396,854
	Korea Electric Terminal Co. Ltd.	45,655	2,095,423
	Korea Electronic Certification Authority, Inc.	46,611	169,382
	Korea Electronic Power Industrial Development Co. Ltd.	72,062	425,773
	Korea Export Packaging Industrial Co. Ltd.	92,420	232,973
*	Korea Gas Corp.	91,408	1,833,918
	Korea Industrial Co. Ltd.	10,455	32,478
	Korea Information Certificate Authority, Inc.	3,596	13,744
	Korea Investment Holdings Co. Ltd.	228,543	9,445,396
*	Korea Line Corp.	1,397,764	2,160,748
	Korea Movenex Co. Ltd.	151,815	359,140
	Korea Parts & Fasteners Co. Ltd.	40,539	165,513
#	Korea Petrochemical Ind Co. Ltd.	28,152	3,064,446
	Korea Petroleum Industries Co.	38,288	306,902
	Korea Pharma Co. Ltd.	5,263	78,646
	Korea Ratings Corp.	3,760	207,710
	Korea Real Estate Investment & Trust Co. Ltd.	871,514	876,381
	Korea United Pharm, Inc.	44,748	721,192
	Korea Zinc Co. Ltd.	17,028	6,544,840
	Korean Air Lines Co. Ltd.	887,233	15,219,300
	Korean Drug Co. Ltd.	11,632	55,381
	Korean Reinsurance Co.	699,265	3,957,429
	Kortek Corp.	64,017	432,658
*	KOSES Co. Ltd.	34,461	261,776
*	KPM Tech Co. Ltd.	95,263	40,544
*	KPS Corp.	5,740	42,733
	KPX Chemical Co. Ltd.	14,895	525,825
*	Krafton, Inc.	23,338	3,371,299
	KSIGN Co. Ltd.	122,686	142,696
	KSS LINE Ltd.	136,658	835,388
*	KT Alpha Co. Ltd.	91,954	414,289
#	KT Corp., Sponsored ADR	226,231	2,556,410
	KT Corp.	35,348	793,306
	KT Skylife Co. Ltd.	196,016	1,016,275
	KT Submarine Co. Ltd.	63,903	311,407
	KT&G Corp.	243,023	15,573,253

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KTCS Corp.	226,275	$599,080
	Ktis Corp.	203,805	500,055
	Kukbo Design Co. Ltd.	21,583	276,315
	Kukdo Chemical Co. Ltd.	16,350	538,231
*	Kukdong Corp.	88,381	71,968
	Kukdong Oil & Chemicals Co. Ltd.	113,784	309,125
#*	Kuk-il Paper Manufacturing Co. Ltd.	231,940	138,637
*	Kukje Pharma Co. Ltd.	31,661	107,501
*	Kukjeon Pharmaceutical Co. Ltd.	30,878	145,171
*	Kum Yang Co. Ltd.	25,758	1,294,200
*	Kumho HT, Inc.	754,608	457,332
	Kumho Petrochemical Co. Ltd.	115,633	11,824,460
*	Kumho Tire Co., Inc.	619,600	2,086,931
	KUMHOE&C Co. Ltd.	140,791	673,174
	Kumkang Kind Co. Ltd.	142,077	539,091
	Kwang Dong Pharmaceutical Co. Ltd.	237,575	1,025,904
	Kwang Myung Electric Co. Ltd.	167,538	331,396
*	KX Hitech Co. Ltd.	208,558	209,643
	KX Innovation Co. Ltd.	119,777	467,379
	Kyeryong Construction Industrial Co. Ltd.	65,870	844,532
	Kyobo Securities Co. Ltd.	128,790	487,762
	Kyochon F&B Co. Ltd.	41,621	280,690
	Kyongbo Pharmaceutical Co. Ltd.	58,038	280,469
	Kyung Dong Navien Co. Ltd.	35,842	1,075,296
	Kyung Nong Corp.	16,624	125,459
	Kyungbang Co. Ltd.	84,291	666,934
*	Kyungchang Industrial Co. Ltd.	23,256	40,241
	KyungDong City Gas Co. Ltd.	20,551	330,092
	Kyungdong Pharm Co. Ltd.	106,028	585,276
	Kyung-In Synthetic Corp.	197,396	688,796
#	L&C Bio Co. Ltd.	36,625	844,130
	L&F Co. Ltd.	33,743	6,735,510
*	LabGenomics Co. Ltd.	177,936	791,449
#*	Lake Materials Co. Ltd.	150,192	1,557,451
	LaonPeople, Inc.	5,901	29,396
#*	LB Semicon, Inc.	241,110	1,436,240
	LEADCORP, Inc.	112,131	627,038
	Lee Ku Industrial Co. Ltd.	145,496	602,564
	LEENO Industrial, Inc.	42,725	4,290,956
	LF Corp.	140,773	1,843,157
	LG Chem Ltd.	58,367	32,421,885
	LG Corp.	190,776	12,486,580
#*	LG Display Co. Ltd., ADR	354,258	1,990,930
*	LG Display Co. Ltd.	1,402,105	15,630,381
	LG Electronics, Inc.	533,689	43,825,427
	LG H&H Co. Ltd.	15,309	7,148,477
	LG HelloVision Co. Ltd.	441,125	1,358,984
	LG Innotek Co. Ltd.	49,985	9,948,550
	LG Uplus Corp.	1,371,744	11,314,649
	LIG Nex1 Co. Ltd.	37,531	2,200,361
	Lion Chemtech Co. Ltd.	39,233	220,460
	Lock & Lock Co. Ltd.	99,766	428,259
*	Longtu Korea, Inc.	43,545	67,137
#	LOT Vacuum Co. Ltd.	77,667	898,177
	Lotte Chemical Corp.	58,104	7,323,251
	Lotte Chilsung Beverage Co. Ltd.	19,443	2,266,306
	Lotte Corp.	75,283	1,579,253
*	Lotte Data Communication Co.	36,704	773,538
#	Lotte Energy Materials Corp.	26,776	1,211,366

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	LOTTE Fine Chemical Co. Ltd.	111,728	$5,131,250
	LOTTE Himart Co. Ltd.	66,253	561,679
*	Lotte Non-Life Insurance Co. Ltd.	559,579	649,259
	Lotte Shopping Co. Ltd.	40,801	2,439,428
#	Lotte Wellfood Co. Ltd.	15,959	1,264,623
	LS Cable & System Asia Ltd.	52,587	270,112
	LS Corp.	99,516	6,684,337
	LS Electric Co. Ltd.	76,559	3,627,765
*	Lumens Co. Ltd.	58,799	62,696
	Lutronic Corp.	71,530	1,391,026
*	LVMC Holdings	641,580	862,539
	LX Hausys Ltd.	52,321	1,609,697
#	LX Holdings Corp.	334,252	2,130,746
	LX International Corp.	209,011	4,583,260
	LX Semicon Co. Ltd.	52,466	4,148,071
	M.I.Tech Co. Ltd.	40,278	418,476
	Macquarie Korea Infrastructure Fund	967,037	9,000,464
	Macrogen, Inc.	18,261	266,897
	Maeil Dairies Co. Ltd.	26,284	934,230
	Maeil Holdings Co. Ltd.	31,813	206,692
	MAKUS, Inc.	63,844	478,563
	Manho Rope & Wire Ltd.	4,413	192,277
*	Maniker Co. Ltd.	114,877	117,968
	Mcnex Co. Ltd.	69,880	1,646,422
*	MDS Tech, Inc.	186,588	322,879
*	ME2ON Co. Ltd.	163,643	453,460
	Mediana Co. Ltd.	22,850	76,191
*††	Medience Co. Ltd.	37,164	86,324
*	Medifron DBT Co. Ltd.	54,396	52,687
*	Medipharm Co. Ltd.	40,196	17,166
*	Medipost Co. Ltd.	39,056	425,294
#	Medy-Tox, Inc.	22,268	3,942,219
	Meerecompany, Inc.	16,671	408,237
	MegaStudy Co. Ltd.	49,775	426,268
#	MegaStudyEdu Co. Ltd.	59,725	2,804,608
	MEKICS Co. Ltd.	41,170	110,373
	Meritz Financial Group, Inc.	830,074	28,572,356
	META BIOMED Co. Ltd.	46,200	74,522
*	Metalabs Co. Ltd.	7,633	14,912
*	Mgame Corp.	85,404	531,917
	Mi Chang Oil Industrial Co. Ltd.	3,141	152,897
*	MiCo BioMed Co. Ltd.	16,264	82,357
*	MiCo Ltd.	171,010	1,067,288
*	Mirae Asset Life Insurance Co. Ltd.	454,697	951,583
	Mirae Asset Securities Co. Ltd.	1,250,854	6,499,338
*	Mirae Asset Venture Investment Co. Ltd.	162,589	634,289
	Miwon Chemicals Co. Ltd.	1,485	71,797
	Miwon Commercial Co. Ltd.	5,795	731,892
	Miwon Holdings Co. Ltd.	1,831	137,989
	Miwon Specialty Chemical Co. Ltd.	9,336	977,185
	MK Electron Co. Ltd.	117,641	1,195,242
	MNTech Co. Ltd.	51,683	898,593
	Mobase Electronics Co. Ltd.	136,243	257,152
*	Mobile Appliance, Inc.	78,325	179,287
	Monalisa Co. Ltd.	43,466	90,552
	MonAmi Co. Ltd.	6,920	16,927
	Moonbae Steel Co. Ltd.	104,889	266,654
	Moorim P&P Co. Ltd.	182,856	500,278
	Moorim Paper Co. Ltd.	184,050	350,838

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Motonic Corp.	48,395	$319,253
#	Motrex Co. Ltd.	86,739	1,238,206
	MS Autotech Co. Ltd.	93,887	407,757
	Muhak Co. Ltd.	19,840	82,866
	Multicampus Co. Ltd.	17,177	469,372
*	M-venture Investment, Inc.	36,428	24,895
#*	Myoung Shin Industrial Co. Ltd.	23,894	324,300
*	MyungMoon Pharm Co. Ltd.	80,147	151,990
*	N2tech Co. Ltd.	179,795	153,633
	Namhae Chemical Corp.	151,240	977,384
*	Namsun Aluminum Co. Ltd.	530,593	920,128
*	Namu Tech Co. Ltd.	44,462	72,001
*	Namuga Co. Ltd.	54,708	607,275
	Namyang Dairy Products Co. Ltd.	2,107	780,121
*	NanoenTek, Inc.	53,567	199,566
	Nasmedia Co. Ltd.	22,332	348,675
*	Nature & Environment Co. Ltd.	202,100	160,693
	NAVER Corp.	64,149	9,293,605
	NCSoft Corp.	23,731	6,715,214
*	NDFOS Co. Ltd.	39,631	84,243
#	NeoPharm Co. Ltd.	29,917	391,790
*	Neowiz.	26,737	883,423
*	NEOWIZ HOLDINGS Corp.	24,725	516,752
*	Nepes Ark Corp.	21,370	376,908
#*	NEPES Corp.	101,431	1,534,000
#*Ω	Netmarble Corp.	41,688	2,029,882
	New Power Plasma Co. Ltd.	125,651	468,971
	Nexen Corp.	180,992	559,994
	Nexen Tire Corp.	278,525	1,718,305
*	Next Entertainment World Co. Ltd.	44,760	213,364
#	NEXTIN, Inc.	19,166	928,383
	NH Investment & Securities Co. Ltd.	679,179	4,755,178
*	NHN Corp.	121,399	2,471,411
	NHN KCP Corp.	141,074	1,189,180
	NI Steel Co. Ltd.	60,072	303,165
	NICE Holdings Co. Ltd.	181,584	1,724,500
	Nice Information & Telecommunication, Inc.	48,546	872,874
#	NICE Information Service Co. Ltd.	242,838	2,086,253
	NICE Total Cash Management Co. Ltd.	134,552	512,989
*	NK Co. Ltd.	249,664	170,501
	Nong Shim Holdings Co. Ltd.	14,290	746,125
#	Nong Woo Bio Co. Ltd.	47,128	304,898
	NongShim Co. Ltd.	13,480	3,993,799
	Noroo Holdings Co. Ltd.	17,027	125,255
	NOROO Paint & Coatings Co. Ltd.	73,272	439,850
	NOVAREX Co. Ltd.	39,807	259,009
	NPC	119,862	594,326
*	NSN Co. Ltd.	96,694	84,709
*	Nuintek Co. Ltd.	39,134	68,741
*	NUVOTEC Co. Ltd.	46,960	30,904
	Oceanbridge Co. Ltd.	26,940	276,279
#	OCI Co. Ltd.	104,791	9,379,828
*	Omnisystem Co. Ltd.	194,116	278,147
	Openbase, Inc.	89,344	191,197
	OptoElectronics Solutions Co. Ltd.	28,520	349,996
*	OPTRON-TEC, Inc.	78,405	167,193
	OPTUS Pharmaceutical Co. Ltd.	66,425	365,634
*	Orbitech Co. Ltd.	63,796	196,478
*	Orientbio, Inc.	138,146	63,284

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Orion Corp.	57,537	$6,237,915
	Orion Holdings Corp.	196,281	2,433,777
*	OSANGJAIEL Co. Ltd.	30,119	155,813
*††	Osung Advanced Materials Co. Ltd.	322,592	374,586
#	Ottogi Corp.	7,001	2,417,937
	Paik Kwang Industrial Co. Ltd.	173,863	887,389
*	Pan Entertainment Co. Ltd.	33,924	125,713
	Pan Ocean Co. Ltd.	1,495,467	6,103,007
*	PANAGENE, Inc.	39,250	111,854
	Pang Rim Co. Ltd.	79,307	440,232
#*	Paradise Co. Ltd.	128,448	1,479,036
	Park Systems Corp.	14,253	1,561,890
#	Partron Co. Ltd.	307,576	1,833,531
	Paseco Co. Ltd.	28,336	310,022
#*	Pearl Abyss Corp.	31,647	1,024,911
#	People & Technology, Inc.	94,711	3,837,362
*	Peptron, Inc.	13,576	73,085
	PHA Co. Ltd.	55,360	355,310
*	PharmAbcine	18,187	34,922
#	PharmaResearch Co. Ltd.	14,782	1,120,225
*	PharmGen Science, Inc.	70,418	337,527
*	Pharmicell Co. Ltd.	120,757	821,578
	Philoptics Co. Ltd.	30,876	213,720
*††	Philosys Healthcare Co. Ltd.	103,057	25,102
#	PI Advanced Materials Co. Ltd.	85,454	2,094,250
	PJ Electronics Co. Ltd.	19,239	90,113
	Point Engineering Co. Ltd.	78,032	116,191
*	Polaris Office Corp.	72,052	114,831
	Poongsan Corp.	180,903	5,749,265
	Poongsan Holdings Corp.	22,585	629,170
#	Posco DX Co. Ltd.	161,586	1,605,647
	POSCO Future M Co. Ltd.	16,529	4,160,640
#	POSCO Holdings, Inc., Sponsored ADR	311,996	22,189,156
	POSCO Holdings, Inc.	206,037	58,309,427
#	Posco International Corp.	337,138	6,778,121
#	Posco M-Tech Co. Ltd.	84,550	1,462,580
	POSCO Steeleon Co. Ltd.	24,870	968,598
*	Power Logics Co. Ltd.	177,068	765,830
	Protec Co. Ltd.	31,139	573,072
#	PSK, Inc.	111,626	1,735,400
	Pulmuone Co. Ltd.	84,830	642,204
	Puloon Technology, Inc.	17,744	116,486
	Pungkuk Ethanol Co. Ltd.	20,107	205,205
*	Q Capital Partners Co. Ltd.	588,254	173,347
	QSI Co. Ltd.	12,646	92,021
*	RaonSecure Co. Ltd.	23,738	40,576
*	Ray Co. Ltd/KR	14,512	362,920
	Rayence Co. Ltd.	32,936	290,346
*	Remed Co. Ltd.	1,760	16,539
	Reyon Pharmaceutical Co. Ltd.	22,037	307,228
#	RFHIC Corp.	39,592	696,796
*	RFTech Co. Ltd.	159,006	524,730
	RN2 Technologies Co. Ltd.	8,444	50,419
*	Robostar Co. Ltd.	17,018	411,028
*	Robotis Co. Ltd.	11,928	287,783
	Rsupport Co. Ltd.	56,877	167,987
*	S Net Systems, Inc.	40,726	143,193
#	S&S Tech Corp.	39,811	1,337,612
*	S.Y. Co. Ltd.	177,341	393,737

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	S-1 Corp.	77,795	$3,397,570
	Sajo Industries Co. Ltd.	14,263	455,137
	Sajodaerim Corp.	30,273	607,683
*	Sajodongaone Co. Ltd.	410,454	317,881
#*	Sam Chun Dang Pharm Co. Ltd.	22,047	1,243,959
	Sam Young Electronics Co. Ltd.	80,306	566,864
	Sam Yung Trading Co. Ltd.	88,339	889,908
	Sambo Corrugated Board Co. Ltd.	42,743	321,552
	Sambo Motors Co. Ltd.	77,790	387,931
*	Sambu Engineering & Construction Co. Ltd.	627,154	496,984
	Samchully Co. Ltd.	10,044	1,149,325
*	Samchuly Bicycle Co. Ltd.	26,803	138,181
	Samho Development Co. Ltd.	127,209	338,085
*	SAMHWA NETWORKS Co. Ltd.	53,724	141,089
	SAMHWA Paints Industrial Co. Ltd.	60,000	287,370
	Samick Musical Instruments Co. Ltd.	306,128	276,990
	Samick THK Co. Ltd.	32,466	322,117
*	Samil Pharmaceutical Co. Ltd.	19,769	114,820
	Samji Electronics Co. Ltd.	88,894	596,987
*	Samjin LND Co. Ltd.	95,857	214,780
#	Samjin Pharmaceutical Co. Ltd.	43,871	747,671
*	Samkee Corp.	229,837	528,228
	Sammok S-Form Co. Ltd.	29,195	331,055
#	SAMPYO Cement Co. Ltd.	212,168	554,600
*Ω	Samsung Biologics Co. Ltd.	6,692	3,913,868
	Samsung C&T Corp.	99,247	8,150,595
	Samsung Card Co. Ltd.	115,331	2,569,266
	Samsung Climate Control Co. Ltd.	5,088	44,187
	Samsung Electro-Mechanics Co. Ltd.	240,915	26,053,799
	Samsung Electronics Co. Ltd.	15,000,936	738,107,336
*	Samsung Engineering Co. Ltd.	361,649	7,893,736
	Samsung Fire & Marine Insurance Co. Ltd.	131,790	22,170,526
*	Samsung Heavy Industries Co. Ltd.	766,189	3,263,816
	Samsung Life Insurance Co. Ltd.	154,077	7,638,505
*	Samsung Pharmaceutical Co. Ltd.	147,263	307,388
	Samsung Publishing Co. Ltd.	21,979	362,124
	Samsung SDI Co. Ltd.	38,148	19,797,735
	Samsung SDS Co. Ltd.	69,694	6,128,098
	Samsung Securities Co. Ltd.	273,445	6,941,331
	SAMT Co. Ltd.	341,901	764,637
	Samwha Capacitor Co. Ltd.	40,542	1,259,561
	Samwha Electric Co. Ltd.	16,326	215,408
	Samyang Corp.	24,422	757,624
#	Samyang Foods Co. Ltd.	23,846	2,078,158
	Samyang Holdings Corp.	29,017	1,643,307
	Samyang Packaging Corp.	25,470	334,588
	Samyang Tongsang Co. Ltd.	10,960	412,214
*	Samyoung Co. Ltd.	81,043	237,105
#	Sang-A Frontec Co. Ltd.	27,525	642,379
*	Sangbo Corp.	162,337	188,320
#	Sangsangin Co. Ltd.	292,425	1,078,755
	Sangsin Energy Display Precision Co. Ltd.	52,121	897,526
	Saramin Co. Ltd.	37,627	642,298
	Satrec Initiative Co. Ltd.	14,199	388,292
	SAVEZONE I&C Corp.	104,700	214,344
*	SBI Investment Korea Co. Ltd.	262,704	211,729
*	SBW	1,218,337	247,260
*	S-Connect Co. Ltd.	186,045	246,801
*	SDN Co. Ltd.	186,770	268,684

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Seah Besteel Holdings Corp.	122,664	$2,130,201
	SeAH Holdings Corp.	495	42,199
	SeAH Steel Corp.	13,933	1,470,220
	SeAH Steel Holdings Corp.	20,218	2,264,217
	Sebang Co. Ltd.	83,997	1,135,029
#	Sebang Global Battery Co. Ltd.	42,017	1,690,152
*	Seegene, Inc.	183,701	3,347,729
*	Segyung Hitech Co. Ltd.	51,060	625,550
	Sejin Heavy Industries Co. Ltd.	51,741	257,060
	Sejong Industrial Co. Ltd.	103,414	522,692
*	Sejong Telecom, Inc.	871,848	394,349
*	Sekonix Co. Ltd.	37,296	165,618
*	Selvas AI, Inc.	72,461	1,097,441
	Sempio Co.	3,643	151,531
	Sempio Foods Co.	16,127	353,894
*	S-Energy Co. Ltd.	36,843	79,268
#	Seobu T&D	217,029	1,204,667
#	Seohan Co. Ltd.	668,252	542,298
	Seohee Construction Co. Ltd.	1,009,278	962,880
#*	Seojin System Co. Ltd.	181,431	2,183,516
	Seoul Auction Co. Ltd.	32,672	345,230
	Seoul City Gas Co. Ltd.	1,120	106,984
*	Seoul Food Industrial Co. Ltd.	626,950	100,913
	Seoul Semiconductor Co. Ltd.	297,767	2,378,491
*	Seoul Viosys Co. Ltd.	51,211	174,146
	Seoulin Bioscience Co. Ltd.	24,696	220,405
	SEOWONINTECH Co. Ltd.	33,914	159,745
	Seoyon Co. Ltd.	115,412	702,299
	Seoyon E-Hwa Co. Ltd.	108,423	1,212,387
††	Sewon Precision Industry Co. Ltd.	3,990	22,316
	Sewoon Medical Co. Ltd.	108,456	219,512
#	SFA Engineering Corp.	72,644	2,171,275
#*	SFA Semicon Co. Ltd.	400,382	1,593,868
	S-Fuelcell Co. Ltd.	10,321	156,704
*	SG Corp.	556,225	211,273
	SGC e Tec E&C Co. Ltd.	19,988	353,147
	SGC Energy Co. Ltd.	63,691	1,398,360
	SH Energy & Chemical Co. Ltd.	462,210	272,920
	Shin Heung Energy & Electronics Co. Ltd.	15,684	563,813
*	Shin Poong Pharmaceutical Co. Ltd.	26,993	365,224
	Shindaeyang Paper Co. Ltd.	142,230	896,099
	Shinhan Financial Group Co. Ltd.	1,478,212	38,700,191
#	Shinhan Financial Group Co. Ltd., ADR	288,965	7,588,221
	Shinil Electronics Co. Ltd.	256,338	402,477
	Shinsegae Engineering & Construction Co. Ltd.	23,276	307,413
	Shinsegae Food Co. Ltd.	11,543	381,316
	Shinsegae Information & Communication Co. Ltd.	45,786	511,454
	Shinsegae International, Inc.	81,990	1,203,808
	Shinsegae, Inc.	44,588	6,883,634
	Shinsung Delta Tech Co. Ltd.	59,688	490,095
*	Shinsung E&G Co. Ltd.	349,615	523,246
*	Shinsung Tongsang Co. Ltd.	305,739	506,579
*	Shinwha Intertek Corp.	147,227	326,839
	Shinwon Corp.	365,301	390,793
	Shinyoung Securities Co. Ltd.	26,629	1,104,618
*	Showbox Corp.	134,716	350,274
*	Signetics Corp.	317,153	301,860
	SIGONG TECH Co. Ltd.	54,078	170,191
	Silla Co. Ltd.	40,398	316,768

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Simmtech Co. Ltd.	125,218	$2,701,673
	SIMMTECH HOLDINGS Co. Ltd.	182,708	398,055
	SIMPAC, Inc.	121,946	507,240
	Sindoh Co. Ltd.	29,934	769,128
	Sinil Pharm Co. Ltd.	27,150	158,108
	SJ Group Co. Ltd.	20,821	222,211
*	SK Biopharmaceuticals Co. Ltd.	21,637	1,118,878
*	SK Bioscience Co. Ltd.	4,017	212,286
	SK Chemicals Co. Ltd.	22,310	1,191,635
	SK D&D Co. Ltd.	57,390	974,094
	SK Discovery Co. Ltd.	86,696	2,092,949
	SK Gas Ltd.	18,088	1,633,352
	SK Hynix, Inc.	2,150,179	144,671,534
#*	SK Innovation Co. Ltd.	253,626	33,009,098
#	SK Networks Co. Ltd.	1,321,010	4,610,495
#*	SK oceanplant Co. Ltd.	69,895	1,028,162
	SK Rent A Car Co. Ltd.	53,770	296,845
	SK Securities Co. Ltd.	2,444,970	1,244,636
	SK Telecom Co. Ltd.	232,670	8,290,854
	SK Telecom Co. Ltd., Sponsored ADR	483	9,541
	SK, Inc.	141,442	17,248,813
#	SKC Co. Ltd.	45,513	3,399,274
#	SL Corp.	85,471	1,991,402
*	SM Culture & Contents Co. Ltd.	92,494	204,654
	SM Entertainment Co. Ltd.	20,494	1,651,345
*	SM Life Design Group Co. Ltd.	98,749	154,191
*††	S-MAC Co. Ltd.	148,191	144,026
	SMCore, Inc.	32,004	165,753
	SNT Dynamics Co. Ltd.	80,923	556,932
	SNT Holdings Co. Ltd.	47,462	555,468
	SNT Motiv Co. Ltd.	70,468	2,518,469
*	SNU Precision Co. Ltd.	114,466	330,850
	S-Oil Corp.	188,707	10,569,064
*	Solborn, Inc.	79,137	259,810
	Solid, Inc.	139,744	551,872
*	SOLUM Co. Ltd.	65,543	1,200,399
	Solus Advanced Materials Co. Ltd.	17,121	518,862
	Songwon Industrial Co. Ltd.	150,359	1,937,229
*	Sonid, Inc.	62,815	251,694
*	Sonokong Co. Ltd.	46,901	71,159
	Soosan Heavy Industries Co. Ltd.	122,775	235,544
#	Soulbrain Co. Ltd.	20,764	3,416,715
#	Soulbrain Holdings Co. Ltd.	34,719	693,599
	SPC Samlip Co. Ltd.	15,613	848,492
*	Speco Co. Ltd.	26,562	79,300
	SPG Co. Ltd.	24,716	498,497
	Spigen Korea Co. Ltd.	21,996	519,500
#	Ssangyong C&E Co. Ltd.	456,464	1,998,688
	ST Pharm Co. Ltd.	9,890	586,011
	STIC Investments, Inc.	213,700	1,015,663
*	Straffic Co. Ltd.	80,167	250,187
#*	Studio Dragon Corp.	33,883	1,681,575
*	STX Heavy Industries Co. Ltd.	63,992	258,238
	Sugentech, Inc.	21,925	134,351
	Suheung Co. Ltd.	39,864	850,113
#	Sun Kwang Co. Ltd.	16,553	510,650
	Sung Kwang Bend Co. Ltd.	125,822	1,155,109
*	Sungchang Enterprise Holdings Ltd.	325,970	476,134
	Sungshin Cement Co. Ltd.	147,254	1,055,991

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Sungwoo Hitech Co. Ltd.	417,416	$2,662,100
	Sunjin Co. Ltd.	124,091	766,930
*	Sunny Electronics Corp.	119,120	193,342
*	Suprema, Inc.	17,447	284,177
	SurplusGLOBAL, Inc.	83,373	234,727
	SV Investment Corp.	139,899	229,737
*	Synergy Innovation Co. Ltd.	97,260	218,572
*	Synopex, Inc.	317,094	648,515
	Systems Technology, Inc.	67,715	592,079
	T&L Co. Ltd.	18,322	627,668
	Tae Kyung Industrial Co. Ltd.	89,623	530,682
#	Taekwang Industrial Co. Ltd.	2,224	1,160,904
	Taekyung BK Co. Ltd.	64,428	348,163
*††	Taewoong Co. Ltd.	65,836	653,443
	Taeyoung Engineering & Construction Co. Ltd.	184,589	527,998
#*	Taihan Electric Wire Co. Ltd.	523,681	583,781
*	Taihan Fiberoptics Co. Ltd.	123,312	178,209
*	Taihan Textile Co. Ltd.	4,799	189,031
	Tailim Packaging Co. Ltd.	136,725	268,412
	TCC Steel	58,766	1,732,581
	TechWing, Inc.	176,390	907,041
*	Tego Science, Inc.	10,158	96,100
*	Telcon RF Pharmaceutical, Inc.	15,780	12,537
	Telechips, Inc.	35,983	453,750
*	TERA SCIENCE Co. Ltd.	43,352	124,934
#	TES Co. Ltd.	83,925	1,353,938
*	Theragen Etex Co. Ltd.	162,930	636,502
*	Thinkware Systems Corp.	24,825	248,758
#*	TK Chemical Corp.	158,667	307,916
	TK Corp.	99,522	1,325,943
#	TKG Huchems Co. Ltd.	121,319	2,069,919
	Tokai Carbon Korea Co. Ltd.	32,461	2,429,335
*	Tongyang Life Insurance Co. Ltd.	358,457	1,059,873
	Tongyang, Inc.	994,398	788,109
*	Top Engineering Co. Ltd.	77,846	295,331
	Toptec Co. Ltd.	92,581	610,667
	Tovis Co. Ltd.	83,367	661,340
	Tplex Co. Ltd.	66,834	203,622
	TS Corp.	300,710	776,985
*	TS Nexgen Co. Ltd.	105,618	67,057
#	TSE Co. Ltd.	20,724	593,530
*	Tuksu Construction Co. Ltd.	28,284	164,254
	TY Holdings Co. Ltd.	186,734	1,511,667
	TYM Corp.	744,716	1,385,492
	UBCare Co. Ltd.	49,105	206,460
	Ubiquoss Holdings, Inc.	26,965	266,824
	Ubiquoss, Inc.	39,202	376,596
*	Ubivelox, Inc.	24,822	223,494
	Uju Electronics Co. Ltd.	50,213	465,510
	Uni-Chem Co. Ltd.	134,852	157,203
	Unick Corp.	67,212	282,451
*	Unid Btplus Co. Ltd.	44,297	315,108
	Unid Co. Ltd.	28,251	1,374,688
	Union Materials Corp.	59,762	190,613
	Union Semiconductor Equipment & Materials Co. Ltd.	142,937	822,794
	Uniquest Corp.	79,954	585,005
*	Unison Co. Ltd.	166,870	198,376
*	Unitekno Co. Ltd.	25,351	84,534
#*	UniTest, Inc.	48,332	441,329

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Unitrontech Co. Ltd.	14,386	$42,930
*	UTI, Inc.	24,094	403,369
	V One Tech Co. Ltd.	14,973	102,192
	Value Added Technology Co. Ltd.	47,834	1,381,464
*	Very Good Tour Co. Ltd.	20,073	147,821
	Viatron Technologies, Inc.	63,026	472,016
*	VICTEK Co. Ltd.	75,937	291,232
#*	Vidente Co. Ltd.	125,954	312,438
	Vieworks Co. Ltd.	33,954	870,309
*	Vina Tech Co. Ltd.	6,849	357,274
	Visang Education, Inc.	43,584	183,723
	Vitzro Tech Co. Ltd.	44,012	244,522
	Vitzrocell Co. Ltd.	65,238	867,438
*	Vivozon Pharmaceutical Co. Ltd.	231,532	152,358
*	VT GMP Co. Ltd.	96,786	423,123
*	Webcash Corp.	35,320	370,873
	Webzen, Inc.	77,687	886,906
*	Welcron Co. Ltd.	53,777	110,507
#*	Wellbiotec Co. Ltd.	127,014	131,713
*	Wemade Play Co. Ltd.	27,265	287,263
	Whanin Pharmaceutical Co. Ltd.	61,898	748,697
	Wiable Corp.	108,901	175,920
*	WillBes & Co.	466,241	208,822
#	Winix, Inc.	49,338	368,743
*	Winpac, Inc.	149,928	163,945
	Wins Co. Ltd.	39,808	372,843
	WiSoL Co. Ltd.	180,045	874,210
	Withtech, Inc.	4,571	41,058
*	WIZIT Co. Ltd.	531,891	298,212
*	WONIK CUBE Corp.	130,438	182,328
*	Wonik Holdings Co. Ltd.	282,483	753,546
#	WONIK IPS Co. Ltd.	124,852	2,859,307
#	Wonik Materials Co. Ltd.	49,893	990,763
#	Wonik QnC Corp.	85,174	1,559,074
	Woojin, Inc.	54,917	355,418
*	Woongjin Co. Ltd.	225,271	251,661
#	Woongjin Thinkbig Co. Ltd.	391,063	907,675
*	Wooree Bio Co. Ltd.	301,258	615,943
	Woori Financial Group, Inc.	1,928,204	16,959,032
	Woori Investment Bank Co. Ltd.	2,749,497	1,555,663
*	Woori Technology, Inc.	183,605	211,535
	Woorison F&G Co. Ltd.	200,437	273,253
	Woory Industrial Co. Ltd.	25,180	322,027
*	Woosu AMS Co. Ltd.	82,772	191,589
	Worldex Industry & Trading Co. Ltd.	57,285	948,743
	Y G-1 Co. Ltd.	130,312	637,909
*	Y2 Solution Co. Ltd.	19,090	18,473
*	YAS Co. Ltd.	28,388	251,649
	Y-entec Co. Ltd.	74,293	439,412
*	Yest Co. Ltd.	29,056	219,567
#	YG Entertainment, Inc.	30,750	1,408,805
*	YG PLUS.	65,759	251,278
*	YIK Corp.	169,474	484,330
	YMC Co. Ltd.	66,845	308,974
*	YMT Co. Ltd.	19,985	182,552
*	Yonwoo Co. Ltd.	22,062	266,640
	Yoosung Enterprise Co. Ltd.	119,745	260,105
	Youlchon Chemical Co. Ltd.	24,264	702,402
#	Young Poong Corp.	2,394	1,022,816

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Young Poong Paper Manufacturing Co. Ltd.	28,505	$381,912
#	Young Poong Precision Corp.	60,056	563,928
	Youngone Corp.	143,714	4,756,421
	Youngone Holdings Co. Ltd.	47,717	2,311,345
*	YoungWoo DSP Co. Ltd.	187,249	181,243
	YTN Co. Ltd.	12,525	52,678
	Yuanta Securities Korea Co. Ltd.	739,650	1,455,477
	Yuhan Corp.	50,259	2,167,142
	YuHwa Securities Co. Ltd.	32,205	55,728
*	Yungjin Pharmaceutical Co. Ltd.	237,241	524,258
	Yuyu Pharma, Inc.	74,596	336,180
	Zeus Co. Ltd.	45,457	963,494
	Zinus, Inc.	57,384	1,229,538

TOTAL SOUTH KOREA			2,932,595,216

TAIWAN — (17.0%)
	104 Corp.	2,000	13,799
	91APP, Inc.	80,000	379,924
	Aaeon Technology, Inc.	5,000	14,762
#	ABC Taiwan Electronics Corp.	467,613	437,645
	Abico Avy Co. Ltd.	823,396	558,217
#	Ability Enterprise Co. Ltd.	1,769,974	1,173,264
*	Ability Opto-Electronics Technology Co. Ltd.	376,471	1,126,977
#	Abnova Corp.	126,000	147,225
#	AcBel Polytech, Inc.	2,643,468	3,653,526
	Accton Technology Corp.	1,542,369	15,067,247
#	Acer, Inc.	14,645,595	14,446,623
#	ACES Electronic Co. Ltd.	910,044	895,207
*	Acon Holding, Inc.	1,568,955	594,905
	Acter Group Corp. Ltd.	655,122	2,893,878
#	Action Electronics Co. Ltd.	1,240,000	604,649
	ADATA Technology Co. Ltd.	1,097,465	2,693,362
#	Addcn Technology Co. Ltd.	134,706	891,162
#	Advanced Ceramic X Corp.	272,000	1,842,638
#	Advanced Energy Solution Holding Co. Ltd.	43,000	966,019
#	Advanced International Multitech Co. Ltd.	1,111,000	3,276,953
#	Advanced Optoelectronic Technology, Inc.	728,000	449,768
#	Advanced Power Electronics Corp.	461,000	1,567,478
	Advanced Wireless Semiconductor Co.	19,000	51,428
#	Advancetek Enterprise Co. Ltd.	1,569,662	1,652,685
	Advantech Co. Ltd.	617,465	7,476,200
#	AEON Motor Co. Ltd.	345,000	426,646
	Aerospace Industrial Development Corp.	2,910,000	5,502,851
#	AGV Products Corp.	3,163,603	1,134,617
*	Airmate Cayman International Co. Ltd.	20,467	12,278
	Airtac International Group	239,335	8,686,540
#	Alchip Technologies Ltd.	188,000	7,300,952
#	Alcor Micro Corp.	189,000	196,663
	Alexander Marine Co. Ltd.	102,000	1,570,924
#*	ALI Corp.	1,353,256	869,497
	All Ring Tech Co. Ltd.	27,000	54,104
#	Allied Circuit Co. Ltd.	183,000	933,513
#	Allied Supreme Corp.	156,000	1,434,227
#	Allis Electric Co. Ltd.	978,806	1,552,691
#	Alltek Technology Corp.	1,261,506	1,712,193
#	Alltop Technology Co. Ltd.	277,531	1,216,162
	Alpha Networks, Inc.	1,544,873	1,785,804
#	Altek Corp.	1,834,159	2,000,066
#	Amazing Microelectronic Corp.	612,849	2,125,473

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Ambassador Hotel	1,790,000	$2,225,116
#	AMICCOM Electronics Corp.	117,000	111,643
	AMPACS Corp.	15,000	29,042
#	Ampire Co. Ltd.	661,000	826,680
	Ample Electronic Technology Co. Ltd.	25,000	60,466
#	AMPOC Far-East Co. Ltd.	592,567	1,028,702
	AmTRAN Technology Co. Ltd.	5,630,772	2,104,018
	Anderson Industrial Corp.	296,247	117,780
#	Anji Technology Co. Ltd.	197,000	349,475
#	Anpec Electronics Corp.	450,702	2,501,312
	Apac Opto Electronics, Inc.	145,000	169,618
#	Apacer Technology, Inc.	712,005	1,195,123
#	APCB, Inc.	1,086,000	613,982
#	Apex Biotechnology Corp.	589,625	530,231
#	Apex International Co. Ltd.	1,096,916	1,975,136
	Apex Science & Engineering.	681,870	249,732
	Apogee Optocom Co. Ltd.	49,000	97,085
	Arcadyan Technology Corp.	1,088,759	3,574,745
	Ardentec Corp.	4,211,993	7,430,718
#	Argosy Research, Inc.	414,391	1,387,041
#	ASE Technology Holding Co. Ltd., ADR	85,881	589,144
#	ASE Technology Holding Co. Ltd.	13,399,387	44,051,138
	Asia Cement Corp.	8,179,655	11,715,489
	Asia Electronic Material Co. Ltd.	573,000	304,588
	Asia Optical Co., Inc.	1,339,000	2,802,682
*	Asia Pacific Telecom Co. Ltd.	11,990,415	2,619,698
*	Asia Plastic Recycling Holding Ltd.	1,370,533	319,476
	Asia Polymer Corp.	3,267,858	2,936,055
#	Asia Tech Image, Inc.	408,000	904,136
#	Asia Vital Components Co. Ltd.	2,093,183	10,770,091
#	ASIX Electronics Corp.	215,000	888,219
	ASMedia Technology, Inc.	25,048	931,501
#	ASolid Technology Co. Ltd.	58,000	186,908
#	ASPEED Technology, Inc.	111,098	9,513,410
#	ASROCK, Inc.	389,000	1,724,349
#	Asustek Computer, Inc.	1,971,861	18,174,558
	Aten International Co. Ltd.	583,715	1,630,253
#	Audix Corp.	582,375	1,079,998
#	AUO Corp.	28,925,198	16,064,966
#	AURAS Technology Co. Ltd.	574,303	4,661,362
#	Aurona Industries, Inc.	463,000	316,450
	Aurora Corp.	341,258	891,243
#	Avalue Technology, Inc.	324,000	1,172,915
#	Aver Information, Inc.	117,000	164,984
	Avermedia Technologies	67,000	50,591
	Awea Mechantronic Co. Ltd.	161,062	172,503
#	Axiomtek Co. Ltd.	359,000	880,475
*	Azurewave Technologies, Inc.	523,000	397,377
#	Bafang Yunji International Co. Ltd.	272,000	1,595,605
	Bank of Kaohsiung Co. Ltd.	4,001,298	1,603,814
	Baolong International Co. Ltd.	140,000	74,374
	Basso Industry Corp.	886,284	1,213,054
#	BenQ Materials Corp.	1,316,000	1,632,139
	BES Engineering Corp.	9,349,050	3,182,654
#*	Billion Electric Co. Ltd.	155,000	215,383
	Bin Chuan Enterprise Co. Ltd.	783,257	611,026
	Bionet Corp.	41,000	84,087
	Bionime Corp.	157,000	381,885
#	Biostar Microtech International Corp.	797,712	401,592

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Bioteque Corp.	406,680	$1,511,483
	Bizlink Holding, Inc.	209,291	1,797,525
	Bizlink Holding, Inc.	5,347	5,740
#	Bon Fame Co. Ltd.	142,000	327,241
#	Brave C&H Supply Co. Ltd.	128,000	453,364
	Bright Led Electronics Corp.	567,180	343,161
	Brightek Optoelectronic Co. Ltd.	118,000	118,438
#	Brighten Optix Corp.	35,000	274,605
#	Brighton-Best International Taiwan, Inc.	2,902,749	3,354,194
	Brillian Network & Automation Integrated System Co. Ltd.	11,000	48,723
#	Browave Corp.	234,000	416,573
#	C Sun Manufacturing Ltd.	872,258	1,355,985
*	Cameo Communications, Inc.	1,466,435	653,485
	Capital Futures Corp.	607,808	858,936
	Capital Securities Corp.	10,875,614	4,858,921
#*	Career Technology MFG. Co. Ltd.	3,699,001	2,801,401
#	Carnival Industrial Corp.	671,530	315,244
#	Castles Technology Co. Ltd.	437,135	1,170,089
#	Caswell, Inc.	159,000	514,008
	Catcher Technology Co. Ltd.	2,284,872	13,478,732
	Cathay Chemical Works	32,000	30,783
	Cathay Financial Holding Co. Ltd.	22,297,826	30,890,960
	Cathay Real Estate Development Co. Ltd.	4,399,600	2,422,587
#	Cayman Engley Industrial Co. Ltd.	303,801	708,709
#	CCP Contact Probes Co. Ltd.	53,671	76,146
#	Celxpert Energy Corp.	558,000	613,614
#	Center Laboratories, Inc.	2,372,120	3,929,398
#	Central Reinsurance Co. Ltd.	1,233,575	730,837
	Chailease Holding Co. Ltd.	3,792,820	27,623,597
#	Chain Chon Industrial Co. Ltd.	1,418,483	743,839
*	ChainQui Construction Development Co. Ltd.	753,946	372,033
	Champion Building Materials Co. Ltd.	1,772,451	537,362
#	Champion Microelectronic Corp.	106,000	202,903
	Chang Hwa Commercial Bank Ltd.	16,798,013	9,741,379
	Chang Wah Electromaterials, Inc.	2,458,190	2,670,257
#	Chang Wah Technology Co. Ltd.	1,717,450	2,370,846
#	Channel Well Technology Co. Ltd.	1,287,000	2,281,382
	Chant Sincere Co. Ltd.	27,000	65,555
#	Charoen Pokphand Enterprise	1,413,582	4,144,187
#	CHC Healthcare Group	723,000	1,613,655
#	CHC Resources Corp.	500,048	813,863
#	Chen Full International Co. Ltd.	574,000	846,724
#	Chenbro Micom Co. Ltd.	453,000	1,230,212
*	Cheng Fwa Industrial Co. Ltd.	58,000	23,591
#	Cheng Loong Corp.	6,743,160	6,876,174
	Cheng Mei Materials Technology Corp.	3,635,574	1,417,835
	Cheng Shin Rubber Industry Co. Ltd.	8,133,508	10,023,624
#	Cheng Uei Precision Industry Co. Ltd.	3,027,630	4,137,989
#*	Chenming Electronic Technology Corp.	580,708	425,959
	Chi Hua Fitness Co. Ltd.	40,000	101,602
#	Chia Chang Co. Ltd.	855,000	1,043,227
#	Chia Hsin Cement Corp.	3,058,747	1,999,356
#	Chian Hsing Forging Industrial Co. Ltd.	288,200	326,015
	Chicony Electronics Co. Ltd.	2,802,689	8,855,318
	Chicony Power Technology Co. Ltd.	1,140,696	3,179,546
	Chief Telecom, Inc.	59,000	720,674
#	Chieftek Precision Co. Ltd.	400,212	994,425
	Chien Kuo Construction Co. Ltd.	1,153,364	488,257
#	Chien Shing Harbour Service Co. Ltd.	147,000	237,435

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chime Ball Technology Co. Ltd.	162,282	$204,484
	China Airlines Ltd.	17,026,057	10,562,245
	China Bills Finance Corp.	3,836,000	1,885,840
#	China Chemical & Pharmaceutical Co. Ltd.	1,658,000	1,478,463
	China Container Terminal Corp.	373,000	272,294
	China Development Financial Holding Corp.	45,012,092	19,247,367
#	China Ecotek Corp.	132,000	229,148
#	China Electric Manufacturing Corp.	1,740,658	1,005,815
	China Fineblanking Technology Co. Ltd.	303,575	333,889
#	China General Plastics Corp.	3,145,607	2,568,716
	China Glaze Co. Ltd.	751,022	394,360
*	China Man-Made Fiber Corp.	8,478,227	2,312,976
	China Metal Products.	2,232,405	2,502,938
	China Motor Corp.	1,833,286	4,721,951
#	China Petrochemical Development Corp.	25,757,099	8,482,825
	China Steel Chemical Corp.	972,998	3,648,911
	China Steel Corp.	34,089,440	32,331,623
#	China Steel Structure Co. Ltd.	530,000	996,830
#	China Wire & Cable Co. Ltd.	671,680	580,716
#	Chinese Maritime Transport Ltd.	573,964	762,473
#	Ching Feng Home Fashions Co. Ltd.	759,659	484,936
	Chin-Poon Industrial Co. Ltd.	2,600,617	2,727,860
	Chipbond Technology Corp.	5,571,000	11,962,509
	ChipMOS Technologies, Inc.	4,638,155	5,603,036
	ChipMOS Technologies, Inc., ADR	62,027	1,484,937
#	Chlitina Holding Ltd.	366,000	2,612,349
#	Chong Hong Construction Co. Ltd.	1,076,739	2,800,922
	Chroma ATE, Inc.	879,705	5,460,944
#	Chun YU Works & Co. Ltd.	1,438,500	1,283,592
#	Chun Yuan Steel Industry Co. Ltd.	3,104,177	1,645,202
	Chung Hsin Electric & Machinery Manufacturing Corp.	3,308,500	10,968,922
#	Chung Hung Steel Corp.	6,743,926	5,393,788
	Chung Hwa Food Industrial Co. Ltd.	77,115	266,182
#	Chung Hwa Pulp Corp.	2,739,308	2,190,233
#	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	335,000	1,043,150
#	Chunghwa Precision Test Tech Co. Ltd.	151,000	2,377,921
	Chunghwa Telecom Co. Ltd., Sponsored ADR	84,051	3,464,582
	Chunghwa Telecom Co. Ltd.	5,266,000	21,789,839
#	Chyang Sheng Dyeing & Finishing Co. Ltd.	1,406,000	652,512
	Cleanaway Co. Ltd.	510,000	3,121,894
#	Clevo Co.	3,085,482	3,063,118
	CMC Magnetics Corp.	7,080,967	1,859,221
#	CoAsia Electronics Corp.	523,224	196,216
#	Collins Co. Ltd.	789,060	443,077
#	Compal Electronics, Inc.	16,377,560	12,781,015
#	Compeq Manufacturing Co. Ltd.	7,261,000	10,228,562
#	Compucase Enterprise	466,000	768,626
#	Concord Securities Co. Ltd.	3,514,671	1,260,506
	Continental Holdings Corp.	2,637,250	2,681,793
#	Contrel Technology Co. Ltd.	1,064,000	672,976
#	Coremax Corp.	367,835	1,121,227
	Coretronic Corp.	2,687,600	6,565,407
#	Co-Tech Development Corp.	1,645,800	2,946,988
#	Cowealth Medical Holding Co. Ltd.	197,369	181,483
	Coxon Precise Industrial Co. Ltd.	178,000	81,563
	Creative Sensor, Inc.	14,000	13,729
	Crowell Development Corp.	16,000	12,784
#*	CSBC Corp. Taiwan	3,572,712	3,025,732
	CTBC Financial Holding Co. Ltd.	53,124,931	39,160,418

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	CTCI Corp.	3,445,896	$4,771,019
*	C-Tech United Corp.	196,196	87,689
#	CviLux Corp.	659,378	797,550
	CX Technology Co. Ltd.	250,875	195,114
#	Cyberlink Corp.	153,504	485,534
#	CyberPower Systems, Inc.	323,000	1,296,480
#	CyberTAN Technology, Inc.	2,354,873	1,754,910
#	Cypress Technology Co. Ltd.	293,589	573,540
#	Cystech Electronics Corp.	79,801	215,091
#	DA CIN Construction Co. Ltd.	2,002,809	2,012,194
#	Dadi Early-Childhood Education Group Ltd.	131,502	472,077
	Dafeng TV Ltd.	396,061	647,307
#	Da-Li Development Co. Ltd.	2,174,257	2,236,870
	Darfon Electronics Corp.	1,707,700	2,443,647
*	Darwin Precisions Corp.	2,803,304	938,191
#	Daxin Materials Corp.	410,500	1,200,146
#	De Licacy Industrial Co. Ltd.	1,675,469	835,095
	Delpha Construction Co. Ltd.	136,000	97,853
	Delta Electronics, Inc.	1,778,028	17,417,508
#	Depo Auto Parts Ind Co. Ltd.	874,634	2,784,727
#	Dimerco Data System Corp.	169,686	552,452
#	Dimerco Express Corp.	1,166,000	3,292,487
	D-Link Corp.	3,366,537	1,940,175
	Donpon Precision, Inc.	22,000	19,747
#	Dr Wu Skincare Co. Ltd.	157,000	740,353
#	Draytek Corp.	252,000	217,631
	Dyaco International, Inc.	277,408	384,361
	DYNACOLOR, Inc.	221,000	287,904
#	Dynamic Holding Co. Ltd.	2,036,693	1,623,774
	Dynapack International Technology Corp.	930,000	2,307,891
#	E & R Engineering Corp.	199,000	331,181
	E Ink Holdings, Inc.	1,436,000	8,946,443
#	E.Sun Financial Holding Co. Ltd.	25,297,119	20,572,910
	Eastern Media International Corp.	2,544,690	1,583,244
#	Eclat Textile Co. Ltd.	511,518	8,145,940
#	ECOVE Environment Corp.	180,000	1,744,020
#*	Edimax Technology Co. Ltd.	1,152,423	606,666
#	Edison Opto Corp.	760,345	572,370
#	Edom Technology Co. Ltd.	1,415,141	1,276,399
#	eGalax_eMPIA Technology, Inc.	395,267	841,523
#	Egis Technology, Inc.	452,000	1,255,453
#	Elan Microelectronics Corp.	1,944,026	5,987,870
#*	E-Lead Electronic Co. Ltd.	266,746	633,855
	E-LIFE MALL Corp.	488,000	1,326,063
#	Elite Advanced Laser Corp.	983,320	1,183,755
#	Elite Material Co. Ltd.	1,213,839	6,492,694
#	Elite Semiconductor Microelectronics Technology, Inc.	2,038,390	5,405,471
#	Elitegroup Computer Systems Co. Ltd.	2,217,028	1,793,876
	eMemory Technology, Inc.	208,000	12,436,680
#	Emerging Display Technologies Corp.	807,000	784,839
#	Ennoconn Corp.	503,298	4,118,192
#	Ennostar, Inc.	4,740,431	7,730,973
	EnTie Commercial Bank Co. Ltd.	2,316,166	1,135,294
#	Epileds Technologies, Inc.	484,000	255,063
#	Episil Technologies, Inc.	652,000	1,661,392
#	Episil-Precision, Inc.	533,015	1,098,788
#	Eris Technology Corp.	97,000	953,839
#	Eson Precision Ind Co. Ltd.	700,000	1,495,059
#	Eternal Materials Co. Ltd.	6,325,099	6,669,411

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Etron Technology, Inc.	1,293,452	$1,824,633
#	Eurocharm Holdings Co. Ltd.	186,000	1,077,879
	Eva Airways Corp.	12,311,695	10,796,146
	Ever Supreme Bio Technology Co. Ltd.	11,000	76,500
*	Everest Textile Co. Ltd.	3,735,829	952,209
	Evergreen International Storage & Transport Corp.	3,443,000	3,043,343
	Evergreen Marine Corp. Taiwan Ltd.	5,187,568	27,398,238
#	Evergreen Steel Corp.	763,000	1,467,203
	Everlight Chemical Industrial Corp.	2,952,756	2,109,082
	Everlight Electronics Co. Ltd.	3,453,570	4,499,605
#	Everspring Industry Co. Ltd.	591,300	239,175
	Excel Cell Electronic Co. Ltd.	119,000	104,910
#	Excellence Opto, Inc.	141,000	154,495
#	Excelliance Mos Corp.	168,000	699,501
	Excelsior Medical Co. Ltd.	965,692	2,746,802
#	EZconn Corp.	340,600	559,082
	Far Eastern Department Stores Ltd.	9,162,000	6,682,945
	Far Eastern International Bank	23,200,843	8,465,779
	Far Eastern New Century Corp.	9,749,705	10,134,632
	Far EasTone Telecommunications Co. Ltd.	4,510,000	11,587,845
#	Faraday Technology Corp.	748,000	4,023,873
	Farcent Enterprise Co. Ltd.	36,000	67,603
#	Farglory F T Z Investment Holding Co. Ltd.	725,385	1,711,036
	Farglory Land Development Co. Ltd.	2,074,105	4,147,310
*	Federal Corp.	2,481,938	1,657,957
#	Feedback Technology Corp.	191,200	667,445
	Feng Hsin Steel Co. Ltd.	2,993,131	6,629,741
	Feng TAY Enterprise Co. Ltd.	1,255,785	7,812,617
#	FineTek Co. Ltd.	85,470	264,934
#	First Financial Holding Co. Ltd.	22,432,511	19,814,261
#	First Hi-Tec Enterprise Co. Ltd.	465,736	994,669
	First Hotel	1,250,293	610,719
	First Insurance Co. Ltd.	1,874,640	958,097
#*	First Steamship Co. Ltd.	4,906,961	1,471,905
#	FIT Holding Co. Ltd.	1,132,436	1,412,862
#	Fitipower Integrated Technology, Inc.	503,000	2,603,143
	Fittech Co. Ltd.	461,000	1,306,160
	FLEXium Interconnect, Inc.	2,614,724	8,059,798
#	Flytech Technology Co. Ltd.	706,070	1,627,961
#	FocalTech Systems Co. Ltd.	243,000	629,575
#	FOCI Fiber Optic Communications, Inc.	390,000	492,979
	Force Mos Technology Ltd.	34,000	66,520
#	Forcecon Tech Co. Ltd.	270,000	604,431
#	Forest Water Environment Engineering Co. Ltd.	245,326	238,603
#	Formosa Advanced Technologies Co. Ltd.	1,383,000	1,954,704
	Formosa Chemicals & Fibre Corp.	6,203,198	13,921,163
#	Formosa International Hotels Corp.	276,975	2,488,524
#	Formosa Laboratories, Inc.	723,467	1,962,608
#	Formosa Oilseed Processing Co. Ltd.	304,891	596,939
#	Formosa Optical Technology Co. Ltd.	215,000	458,379
#	Formosa Petrochemical Corp.	991,000	2,803,817
	Formosa Plastics Corp.	3,395,770	10,388,056
#	Formosa Sumco Technology Corp.	264,000	1,288,644
#	Formosa Taffeta Co. Ltd.	5,138,460	4,737,923
#	Formosan Rubber Group, Inc.	1,670,143	1,191,695
#	Formosan Union Chemical	2,663,936	2,311,330
#	Fortune Electric Co. Ltd.	605,304	1,875,775
#	Founding Construction & Development Co. Ltd.	1,356,882	820,107
	Foxconn Technology Co. Ltd.	3,063,241	5,386,252

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Foxsemicon Integrated Technology, Inc.	537,402	$3,282,699
#	Franbo Lines Corp.	1,450,820	895,604
#	Froch Enterprise Co. Ltd.	1,735,384	1,255,657
	FSP Technology, Inc.	887,619	1,443,191
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	270,300	150,788
	Fubon Financial Holding Co. Ltd.	18,695,034	36,004,761
#	Fulgent Sun International Holding Co. Ltd.	1,061,730	4,261,970
	Fullerton Technology Co. Ltd.	652,670	406,954
#	Fulltech Fiber Glass Corp.	3,016,051	1,156,340
	Fusheng Precision Co. Ltd.	463,000	3,260,285
#	Fwusow Industry Co. Ltd.	1,121,294	776,673
#	G Shank Enterprise Co. Ltd.	1,120,510	1,932,771
	Galaxy Software Services Corp.	18,000	99,428
	Gallant Precision Machining Co. Ltd.	121,000	112,130
#	Gamania Digital Entertainment Co. Ltd.	906,000	2,178,995
*	GCS Holdings, Inc.	401,000	434,618
#	GEM Services, Inc.	445,970	1,060,120
	Gemtek Technology Corp.	2,571,574	2,600,997
#	General Interface Solution Holding Ltd.	2,053,000	5,326,507
	General Plastic Industrial Co. Ltd.	631,478	691,825
#	Generalplus Technology, Inc.	448,000	815,168
#	GeneReach Biotechnology Corp.	203,346	384,374
#	Genesys Logic, Inc.	321,000	1,132,868
#	Genius Electronic Optical Co. Ltd.	638,576	7,749,080
	Genmont Biotech, Inc.	78,314	63,219
#	Genovate Biotechnology Co. Ltd.	163,700	156,334
#	GeoVision, Inc.	467,840	569,526
	Getac Holdings Corp.	3,106,281	5,958,078
#	GFC Ltd.	176,400	425,421
#	Giant Manufacturing Co. Ltd.	1,114,355	6,684,365
#*	Giantplus Technology Co. Ltd.	1,938,000	863,532
	Gigabyte Technology Co. Ltd.	2,318,750	9,929,057
#*	Gigasolar Materials Corp.	218,678	750,429
*	Gigastorage Corp.	97,576	60,760
	Global Brands Manufacture Ltd.	2,469,175	2,724,932
	Global Lighting Technologies, Inc.	545,000	983,487
#	Global Mixed Mode Technology, Inc.	584,000	3,456,075
#	Global PMX Co. Ltd.	420,000	1,921,129
#	Global Unichip Corp.	269,000	8,776,037
#	Globaltek Fabrication Co. Ltd.	78,000	165,531
#	Globalwafers Co. Ltd.	808,779	12,710,960
#*	Globe Union Industrial Corp.	1,766,136	834,279
#	Gloria Material Technology Corp.	2,621,885	5,035,801
*	Glotech Industrial Corp.	248,000	118,817
#*	GlycoNex, Inc.	111,828	115,059
#	GMI Technology, Inc.	1,055,563	731,919
#	Gold Circuit Electronics Ltd.	2,937,372	9,462,577
	Goldsun Building Materials Co. Ltd.	6,344,965	5,791,271
	Good Will Instrument Co. Ltd.	333,342	385,577
#	Gordon Auto Body Parts	527,000	408,048
#	Gourmet Master Co. Ltd.	839,102	4,257,002
	Grand Fortune Securities Co. Ltd.	1,573,214	601,197
*	Grand Ocean Retail Group Ltd.	691,000	344,828
#	Grand Pacific Petrochemical	6,287,000	4,152,862
	Grand Process Technology Corp.	165,000	1,799,502
#	GrandTech CG Systems, Inc.	344,890	787,785
	Grape King Bio Ltd.	833,000	4,966,216
	Great China Metal Industry	1,132,000	932,101
	Great Taipei Gas Co. Ltd.	1,511,000	1,560,716

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Great Tree Pharmacy Co. Ltd.	281,628	$3,715,480
	Great Wall Enterprise Co. Ltd.	3,940,478	6,589,697
#	Greatek Electronics, Inc.	2,414,000	4,242,898
*††	Green Energy Technology, Inc.	2,077,221	0
#	Green World FinTech Service Co. Ltd.	23,100	366,329
#	Group Up Industrial Co. Ltd.	233,000	854,754
	GTM Holdings Corp.	1,004,550	935,885
	Gudeng Precision Industrial Co. Ltd.	55,000	626,935
	Hai Kwang Enterprise Corp.	86,000	57,360
	Hannstar Board Corp.	3,047,831	3,776,394
#*	HannStar Display Corp.	12,402,323	4,944,860
	HannsTouch Solution, Inc.	3,855,862	1,264,212
	Hanpin Electron Co. Ltd.	361,000	358,304
	Harmony Electronics Corp.	220,000	221,534
#	Harvatek Corp.	1,062,839	886,722
#	Heran Co. Ltd.	89,000	316,101
	Hey Song Corp.	1,993,500	2,358,724
	Hi-Clearance, Inc.	146,045	687,189
#	Highlight Tech Corp.	556,842	983,286
*	High-Tek Harness Enterprise Co. Ltd.	141,000	82,065
	Highwealth Construction Corp.	3,491,081	4,781,335
#	HIM International Music, Inc.	127,200	374,181
	Hiroca Holdings Ltd.	469,221	676,919
#	Hitron Technology, Inc.	826,997	702,413
	Hiwin Technologies Corp.	1,154,866	8,870,747
	Hiyes International Co. Ltd.	71,000	156,672
	Ho Tung Chemical Corp.	6,567,828	1,992,537
#	Hocheng Corp.	1,444,266	1,312,897
#	Hold-Key Electric Wire & Cable Co. Ltd.	73,521	44,998
	Holiday Entertainment Co. Ltd.	430,390	949,960
#	Holtek Semiconductor, Inc.	1,327,000	2,975,601
	Holy Stone Enterprise Co. Ltd.	973,675	3,237,131
	Hon Hai Precision Industry Co. Ltd.	20,204,403	68,847,474
*	Hong Pu Real Estate Development Co. Ltd.	1,489,554	1,188,174
	Hong TAI Electric Industrial	1,385,000	937,598
	Hong YI Fiber Industry Co.	1,007,680	579,011
#	Horizon Securities Co. Ltd.	2,505,560	789,241
	Hota Industrial Manufacturing Co. Ltd.	33,816	77,879
	Hotai Finance Co. Ltd.	756,000	3,264,312
	Hotai Motor Co. Ltd.	556,000	11,984,937
#*	Hotron Precision Electronic Industrial Co. Ltd.	183,849	226,791
#	Hsin Kuang Steel Co. Ltd.	2,174,000	3,465,466
	Hsin Yung Chien Co. Ltd.	259,510	845,168
	Hsing TA Cement Co.	806,222	467,185
#*	HTC Corp.	2,476,619	4,596,585
#	Hu Lane Associate, Inc.	326,555	1,462,553
#	HUA ENG Wire & Cable Co. Ltd.	2,197,000	1,175,719
#	Hua Nan Financial Holdings Co. Ltd.	19,583,619	13,984,549
	Hua Yu Lien Development Co. Ltd.	71,000	132,525
	Huaku Development Co. Ltd.	1,837,400	5,663,638
	Huang Hsiang Construction Corp.	207,735	314,465
	Huikwang Corp.	57,000	72,157
	Hung Ching Development & Construction Co. Ltd.	903,000	654,766
#	Hung Sheng Construction Ltd.	2,955,603	2,194,196
	Huxen Corp.	262,072	453,711
	Hwa Fong Rubber Industrial Co. Ltd.	1,268,096	590,806
#	Hwacom Systems, Inc.	253,000	201,992
#	Hycon Technology Corp.	105,169	186,701
#	Ibase Technology, Inc.	551,345	1,357,057

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	IBF Financial Holdings Co. Ltd.	18,542,238	$7,451,834
#	IC Plus Corp.	85,000	127,867
#	Ichia Technologies, Inc.	1,532,255	1,417,163
#	I-Chiun Precision Industry Co. Ltd.	1,110,749	1,070,399
*	Ideal Bike Corp.	47,000	18,489
#	IEI Integration Corp.	726,173	1,874,171
#	Inergy Technology, Inc.	83,000	178,978
	Infortrend Technology, Inc.	1,508,866	1,339,604
#	Info-Tek Corp.	487,000	867,137
#	Ingentec Corp.	64,890	365,128
#	Innodisk Corp.	530,340	5,168,201
	Innolux Corp.	39,757,701	17,417,065
#	Inpaq Technology Co. Ltd.	550,550	1,018,588
#	Insyde Software Corp.	151,000	625,482
	Intai Technology Corp.	221,800	941,582
#	Integrated Service Technology, Inc.	666,669	1,809,496
#	IntelliEPI, Inc.	123,000	267,591
	Interactive Digital Technologies, Inc.	48,000	109,242
	International CSRC Investment Holdings Co.	4,790,083	3,122,706
#	International Games System Co. Ltd.	577,000	10,076,978
#	Inventec Corp.	8,150,276	8,791,237
	Iron Force Industrial Co. Ltd.	275,682	737,576
#	I-Sheng Electric Wire & Cable Co. Ltd.	647,000	967,753
#	I-Sunny Construction & Development Co. Ltd.	64,109	161,148
#	ITE Technology, Inc.	1,191,646	3,442,935
	ITEQ Corp.	1,863,608	4,254,968
	Jarllytec Co. Ltd.	359,828	832,408
#	Jean Co. Ltd.	258,568	137,715
	Jentech Precision Industrial Co. Ltd.	268,356	3,990,861
	Jess-Link Products Co. Ltd.	561,450	970,782
#	Jetway Information Co. Ltd.	181,000	206,076
#	Jia Wei Lifestyle, Inc.	173,000	380,715
#	Jih Lin Technology Co. Ltd.	265,000	678,864
#	Jiin Yeeh Ding Enterprise Co. Ltd.	363,200	492,195
	Jinan Acetate Chemical Co. Ltd.	5,270	80,965
*	Jinli Group Holdings Ltd.	688,681	233,309
	JMC Electronics Co. Ltd.	61,000	69,679
#	Joinsoon Electronics Manufacturing Co. Ltd.	548,000	382,394
#	Jourdeness Group Ltd.	264,000	803,032
#	K Laser Technology, Inc.	946,459	737,274
#	Kaimei Electronic Corp.	393,851	888,604
#	Kaori Heat Treatment Co. Ltd.	450,321	2,921,634
	Kaulin Manufacturing Co. Ltd.	1,256,684	589,603
	Kedge Construction Co. Ltd.	267,300	618,431
	Keding Enterprises Co. Ltd.	14,000	58,780
	KEE TAI Properties Co. Ltd.	3,007,101	1,317,456
#	Kenda Rubber Industrial Co. Ltd.	3,681,885	3,744,035
#	Kenmec Mechanical Engineering Co. Ltd.	1,366,000	1,415,453
#	Kerry TJ Logistics Co. Ltd.	1,415,000	1,770,883
#*	Key Ware Electronics Co. Ltd.	374,131	136,538
	Keystone Microtech Corp.	150,000	946,569
	KHGEARS International Ltd.	6,504	17,017
	Kindom Development Co. Ltd.	3,035,000	2,937,414
	King Chou Marine Technology Co. Ltd.	495,800	658,247
#	King Slide Works Co. Ltd.	386,450	5,204,858
#	King Yuan Electronics Co. Ltd.	9,848,032	15,114,260
	King’s Town Bank Co. Ltd.	6,622,653	7,602,634
*	King’s Town Construction Co. Ltd.	659,690	687,551
#	Kinik Co.	759,000	2,743,529

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Kinko Optical Co. Ltd.	649,120	$668,934
	Kinpo Electronics	8,325,892	3,575,083
#	Kinsus Interconnect Technology Corp.	1,816,476	6,574,704
	KMC Kuei Meng International, Inc.	459,951	2,173,638
#	KNH Enterprise Co. Ltd.	719,150	425,253
	Ko Ja Cayman Co. Ltd.	135,000	211,550
#	KS Terminals, Inc.	945,290	2,344,177
	Kung Long Batteries Industrial Co. Ltd.	420,000	1,969,276
#*	Kung Sing Engineering Corp.	3,354,135	866,822
#	Kuo Toong International Co. Ltd.	1,108,735	1,009,580
#*	Kuo Yang Construction Co. Ltd.	1,253,517	745,845
	Kwong Fong Industries Corp.	500,733	190,894
	Kwong Lung Enterprise Co. Ltd.	637,000	1,104,112
	KYE Systems Corp.	1,412,107	485,821
#	L&K Engineering Co. Ltd.	1,098,000	1,624,317
#	La Kaffa International Co. Ltd.	164,947	905,781
	LAN FA Textile	1,512,412	444,220
	Land Mark Optoelectronics Corp.	315,600	1,040,310
*	Lang, Inc.	26,000	26,458
#	Lanner Electronics, Inc.	623,705	2,085,800
	Largan Precision Co. Ltd.	179,234	11,768,891
	Laser Tek Taiwan Co. Ltd.	419,086	375,630
#	Laster Tech Corp. Ltd.	305,540	382,593
#	LCY Technology Corp.	159,000	135,120
*	Leader Electronics, Inc.	527,886	410,674
#	Leadtek Research, Inc.	171,600	209,311
#	Leadtrend Technology Corp.	103,791	196,174
#	Lealea Enterprise Co. Ltd.	4,892,965	1,716,119
*	Leatec Fine Ceramics Co. Ltd.	23,000	17,222
	Ledlink Optics, Inc.	542,858	391,654
#	LEE CHI Enterprises Co. Ltd.	1,204,000	744,813
	Lelon Electronics Corp.	639,122	1,352,279
	Lemtech Holdings Co. Ltd.	177,032	400,937
#*	Leofoo Development Co. Ltd.	790,010	470,420
#*	Li Cheng Enterprise Co. Ltd.	546,057	433,037
*	Li Peng Enterprise Co. Ltd.	3,590,060	945,918
	Lian HWA Food Corp.	610,323	1,810,353
#	Lida Holdings Ltd.	400,000	424,584
#	Lien Hwa Industrial Holdings Corp.	2,683,617	5,338,981
	Ligitek Electronics Co. Ltd.	19,000	14,021
	Lingsen Precision Industries Ltd.	2,891,490	1,346,707
	Lite-On Technology Corp.	8,729,419	20,911,500
#	Liton Technology Corp.	336,000	431,384
*	Long Bon International Co. Ltd.	2,254,276	1,266,370
#	Long Da Construction & Development Corp.	652,000	518,230
	Longchen Paper & Packaging Co. Ltd.	5,934,003	3,328,800
#	Longwell Co.	638,000	1,271,138
	Lotes Co. Ltd.	300,223	8,608,704
#	Lotus Pharmaceutical Co. Ltd.	497,000	4,212,037
	Lu Hai Holding Corp.	392,386	402,177
#	Lucky Cement Corp.	1,088,000	570,824
#	Lumax International Corp. Ltd.	554,513	1,294,561
	Lung Yen Life Service Corp.	1,006,000	1,228,278
#	Luxe Green Energy Technology Co. Ltd.	261,080	358,261
*	LuxNet Corp.	131,000	217,835
	M3 Technology, Inc.	22,000	110,822
	M31 Technology Corp.	44,000	802,954
#	Macauto Industrial Co. Ltd.	383,000	893,034
	Machvision, Inc.	291,890	1,758,049

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Macroblock, Inc.	251,000	$925,833
#	Macronix International Co. Ltd.	9,547,837	10,040,161
#	MacroWell OMG Digital Entertainment Co. Ltd.	54,000	145,585
#	Makalot Industrial Co. Ltd.	878,670	6,381,563
	Marketech International Corp.	535,000	2,265,493
#	Materials Analysis Technology, Inc.	409,932	2,533,390
#	Mayer Steel Pipe Corp.	752,905	572,129
	Maywufa Co. Ltd.	178,462	124,370
#	Mechema Chemicals International Corp.	258,000	852,712
	Medeon Biodesign, Inc.	24,000	45,121
	MediaTek, Inc.	3,709,823	80,665,796
*	Medigen Biotechnology Corp.	67,000	74,924
	Mega Financial Holding Co. Ltd.	19,765,775	21,928,858
#	Meiloon Industrial Co.	503,911	338,319
	Mercuries & Associates Holding Ltd.	3,068,959	1,514,528
#*	Mercuries Life Insurance Co. Ltd.	16,948,124	2,905,696
	Merida Industry Co. Ltd.	448,588	2,512,071
	Merry Electronics Co. Ltd.	974,771	2,738,772
#	METAAGE Corp.	152,000	244,797
	Micro-Star International Co. Ltd.	3,338,465	15,867,740
	Mildef Crete, Inc.	328,000	551,598
#	MIN AIK Technology Co. Ltd.	875,249	495,886
#	Mirle Automation Corp.	1,130,512	1,390,385
#	Mitac Holdings Corp.	6,455,535	5,974,905
	Mitake Information Corp.	25,000	54,102
	MJ International Co. Ltd.	24,000	33,613
#	Mobiletron Electronics Co. Ltd.	504,960	940,124
#	momo.com, Inc.	232,680	6,304,693
#	MOSA Industrial Corp.	358,162	281,177
#	MPI Corp.	724,000	3,036,992
#	Nak Sealing Technologies Corp.	370,549	1,687,189
	Namchow Holdings Co. Ltd.	1,490,000	2,327,912
#*	Nan Kang Rubber Tire Co. Ltd.	372,845	467,424
	Nan Liu Enterprise Co. Ltd.	240,000	631,109
	Nan Pao Resins Chemical Co. Ltd.	70,000	337,623
*	Nan Ren Lake Leisure Amusement Co. Ltd.	907,072	344,048
	Nan Ya Plastics Corp.	8,653,584	21,993,740
#	Nan Ya Printed Circuit Board Corp.	1,041,211	9,373,978
#	Nang Kuang Pharmaceutical Co. Ltd.	341,000	895,744
#	Nantex Industry Co. Ltd.	1,655,363	2,130,292
#	Nanya Technology Corp.	5,327,751	11,807,869
	National Aerospace Fasteners Corp.	19,000	66,931
	National Petroleum Co. Ltd.	643,000	1,247,630
#	Netronix, Inc.	423,000	1,330,143
	New Best Wire Industrial Co. Ltd.	185,200	213,150
*	New Era Electronics Co. Ltd.	470,000	277,957
#*	Newmax Technology Co. Ltd.	417,000	392,222
#	Nexcom International Co. Ltd.	679,267	865,097
#	Nichidenbo Corp.	1,163,552	2,169,111
	Nidec Chaun-Choung Technology Corp.	134,000	704,658
	Nien Hsing Textile Co. Ltd.	751,656	560,647
	Nien Made Enterprise Co. Ltd.	681,000	7,497,910
#	Niko Semiconductor Co. Ltd.	338,000	604,924
#	Nishoku Technology, Inc.	257,800	754,315
#	Nova Technology Corp.	156,000	508,419
#	Novatek Microelectronics Corp.	2,271,000	31,047,088
#	Nuvoton Technology Corp.	703,000	3,063,002
#	Nyquest Technology Co. Ltd.	75,000	170,624
	O-Bank Co. Ltd.	2,986,961	998,242

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Ocean Plastics Co. Ltd.	842,000	$940,916
#	OFCO Industrial Corp.	107,696	94,762
	OK Biotech Co. Ltd.	88,000	97,352
#*	Oneness Biotech Co. Ltd.	227,000	1,785,937
	Orient Europharma Co. Ltd.	202,000	242,318
#	Orient Semiconductor Electronics Ltd.	2,731,637	1,744,862
	Oriental Union Chemical Corp.	3,724,819	2,539,541
#	O-TA Precision Industry Co. Ltd.	710,683	2,770,604
#	Pacific Construction Co.	1,178,276	359,282
#	Pacific Hospital Supply Co. Ltd.	387,706	1,083,385
	PADAUK Technology Co. Ltd.	28,050	91,725
#	Paiho Shih Holdings Corp.	974,656	814,549
#	Pan Asia Chemical Corp.	322,500	135,447
	Pan German Universal Motors Ltd.	13,000	125,773
#	Pan Jit International, Inc.	1,512,074	3,236,317
	Pan-International Industrial Corp.	2,676,854	3,287,782
#	Panion & BF Biotech, Inc.	136,753	723,082
	Parade Technologies Ltd.	201,805	6,180,785
#	Paragon Technologies Co. Ltd.	276,626	290,297
#	Parpro Corp.	232,000	267,298
#	PChome Online, Inc.	691,000	1,289,981
#	PCL Technologies, Inc.	336,129	1,174,399
	P-Duke Technology Co. Ltd.	332,644	958,138
	Pegatron Corp.	8,126,293	18,545,450
#	Pegavision Corp.	244,000	3,460,848
#*	PharmaEssentia Corp.	69,000	832,402
*††	Pharmally International Holding Co. Ltd.	422,490	0
#	Phison Electronics Corp.	584,000	7,412,947
#	Phoenix Silicon International Corp.	836,340	1,567,198
*	Phytohealth Corp.	153,000	106,248
#	Pixart Imaging, Inc.	995,000	3,357,268
	Planet Technology Corp.	200,000	830,711
#	Plastron Precision Co. Ltd.	536,491	348,250
#	Plotech Co. Ltd.	578,800	346,993
#*	Polaris Group.	129,000	399,855
#	Polytronics Technology Corp.	404,239	827,346
#	Posiflex Technology, Inc.	154,939	536,659
	Pou Chen Corp.	8,125,005	8,416,646
	Power Wind Health Industry, Inc.	188,319	926,724
	Powerchip Semiconductor Manufacturing Corp.	11,339,000	11,016,828
#	Powertech Technology, Inc.	4,511,580	13,509,280
	Powertip Technology Corp.	201,000	120,451
	Poya International Co. Ltd.	374,558	7,010,617
#	President Chain Store Corp.	1,792,728	15,793,757
	President Securities Corp.	6,704,644	3,638,257
	Primax Electronics Ltd.	3,155,000	6,174,330
	Prince Housing & Development Corp.	8,035,140	3,141,040
#	Pro Hawk Corp.	83,000	394,315
*††	Prodisc Technology, Inc.	603,000	0
#	Promate Electronic Co. Ltd.	1,023,000	1,384,301
#	Prosperity Dielectrics Co. Ltd.	801,687	1,015,086
	P-Two Industries, Inc.	17,000	14,536
	Qisda Corp.	7,136,525	8,052,498
#	QST International Corp.	348,700	744,604
	Qualipoly Chemical Corp.	681,893	783,845
#	Quang Viet Enterprise Co. Ltd.	229,000	858,615
#	Quanta Computer, Inc.	7,442,436	20,839,199
#	Quanta Storage, Inc.	1,275,000	2,238,345
#	Quintain Steel Co. Ltd.	1,815,707	1,048,751

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Radiant Opto-Electronics Corp.	3,403,692	$12,541,629
#	Radium Life Tech Co. Ltd.	5,535,858	1,658,983
#	Rafael Microelectronics, Inc.	149,097	806,450
#	Raydium Semiconductor Corp.	103,000	1,283,079
#*	RDC Semiconductor Co. Ltd.	247,000	1,334,346
	Realtek Semiconductor Corp.	1,879,861	22,045,080
	Rechi Precision Co. Ltd.	2,314,292	1,346,692
#	Rexon Industrial Corp. Ltd.	931,559	901,513
#	Rich Development Co. Ltd.	3,708,769	1,157,456
	RiTdisplay Corp.	78,000	104,452
*	Ritek Corp.	5,237,593	1,546,407
#	Rodex Fasteners Corp.	125,000	219,521
*††	Roo Hsing Co. Ltd.	3,680,000	131,076
	Ruentex Development Co. Ltd.	4,792,464	5,600,084
#	Ruentex Engineering & Construction Co.	397,440	1,554,026
	Ruentex Industries Ltd.	3,218,253	6,066,308
#	Run Long Construction Co. Ltd.	188,213	459,675
	Sakura Development Co. Ltd.	49,000	59,819
	Sampo Corp.	2,123,895	1,819,400
#	San Fang Chemical Industry Co. Ltd.	1,200,659	817,319
	San Far Property Ltd.	1,184,297	557,466
#	San Shing Fastech Corp.	672,622	1,147,685
	Sanitar Co. Ltd.	274,000	343,548
#	Sanyang Motor Co. Ltd.	3,938,802	7,033,811
*	Savior Lifetec Corp.	793,203	474,964
	Scan-D Corp.	7,000	10,521
#	Scientech Corp.	251,000	737,224
	ScinoPharm Taiwan Ltd.	529,000	489,693
	SDI Corp.	764,000	3,012,342
	Sea & Land Integrated Corp.	92,500	64,161
#	Sea Sonic Electronics Co. Ltd.	276,000	630,333
	Senao International Co. Ltd.	517,547	588,284
	Senao Networks, Inc.	177,000	1,649,691
#	Sensortek Technology Corp.	163,000	1,778,437
	Sercomm Corp.	1,656,000	4,440,419
#	Sesoda Corp.	1,312,261	1,772,128
#	Shanghai Commercial & Savings Bank Ltd.	2,201,660	3,329,761
	Shan-Loong Transportation Co. Ltd.	619,247	653,140
#	Sharehope Medicine Co. Ltd.	646,165	855,463
#	Sheng Yu Steel Co. Ltd.	1,022,000	858,839
#	ShenMao Technology, Inc.	601,450	942,280
	Shieh Yih Machinery Industry Co. Ltd.	412,000	155,683
#	Shih Her Technologies, Inc.	373,000	718,495
	Shih Wei Navigation Co. Ltd.	2,613,495	2,144,904
#	Shihlin Electric & Engineering Corp.	1,776,787	5,826,007
#	Shin Foong Specialty & Applied Materials Co. Ltd.	226,000	444,985
	Shin Hai Gas Corp.	8,242	13,947
	Shin Hsiung Natural Gas Co. Ltd.	93,150	214,053
#	Shin Kong Financial Holding Co. Ltd.	42,389,198	11,585,194
	Shin Ruenn Development Co. Ltd.	139,000	198,144
	Shin Shin Natural Gas Co.	12,480	16,813
#	Shin Zu Shing Co. Ltd.	1,104,127	3,146,725
	Shinih Enterprise Co. Ltd.	119,000	79,005
*	Shining Building Business Co. Ltd.	2,706,622	851,641
	Shinkong Insurance Co. Ltd.	1,842,784	3,086,565
	Shinkong Synthetic Fibers Corp.	8,122,844	4,661,328
	Shinkong Textile Co. Ltd.	907,169	1,196,447
	Shiny Chemical Industrial Co. Ltd.	630,302	2,654,133
#	ShunSin Technology Holding Ltd.	247,000	655,341

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#*	Shuttle, Inc.	2,415,000	$997,949
#	Sigurd Microelectronics Corp.	3,773,523	6,417,341
#	Silergy Corp.	452,000	7,134,517
	Silicon Integrated Systems Corp.	1,058,700	605,616
#	Silicon Optronics, Inc.	224,000	582,343
	Silitech Technology Corp.	69,521	77,915
	Simplo Technology Co. Ltd.	769,880	7,728,487
	Sinbon Electronics Co. Ltd.	609,849	6,761,600
	Sincere Navigation Corp.	2,291,741	1,686,441
#	Singatron Enterprise Co. Ltd.	540,000	403,607
#	Single Well Industrial Corp.	257,351	225,613
#	Sinher Technology, Inc.	406,000	501,363
	Sinkang Industries Co. Ltd.	16,000	9,697
#	Sinmag Equipment Corp.	293,519	1,004,113
	Sino-American Silicon Products, Inc.	2,146,000	10,342,923
#	Sinon Corp.	3,081,740	3,722,968
#	SinoPac Financial Holdings Co. Ltd.	28,652,505	15,592,685
#	Sinopower Semiconductor, Inc.	137,000	470,143
#	Sinphar Pharmaceutical Co. Ltd.	459,147	487,477
	Sinyi Realty, Inc.	1,834,314	1,735,990
	Sirtec International Co. Ltd.	743,000	522,476
#	Sitronix Technology Corp.	660,774	4,920,520
#	Siward Crystal Technology Co. Ltd.	1,214,705	1,490,321
#	Soft-World International Corp.	344,000	1,054,526
	Solar Applied Materials Technology Corp.	2,428,531	2,882,139
#	Solomon Technology Corp.	737,000	810,099
	Solteam, Inc.	454,269	694,083
#	Sonix Technology Co. Ltd.	1,248,000	2,023,811
#	Southeast Cement Co. Ltd.	1,181,000	706,001
#	Speed Tech Corp.	599,000	1,038,452
#	Spirox Corp.	445,745	406,940
	Sporton International, Inc.	419,852	3,621,152
	Sports Gear Co. Ltd.	32,000	72,123
	St Shine Optical Co. Ltd.	374,000	3,038,905
#	Standard Chemical & Pharmaceutical Co. Ltd.	535,040	1,328,749
	Standard Foods Corp.	2,892,734	3,805,348
#	Stark Technology, Inc.	597,520	1,976,656
*	STL Technology Co. Ltd.	43,000	62,861
#	Sun Race Sturmey-Archer, Inc.	249,000	324,666
#*	Sun Yad Construction Co. Ltd.	401,288	176,073
	Sunfun Info Co. Ltd.	8,760	49,898
	Sunjuice Holdings Co. Ltd.	55,000	552,234
#*	Sunko INK Co. Ltd.	373,800	214,928
#	SunMax Biotechnology Co. Ltd.	76,000	682,125
#	Sunny Friend Environmental Technology Co. Ltd.	439,000	2,268,229
#	Sunonwealth Electric Machine Industry Co. Ltd.	1,403,001	2,406,786
#	Sunplus Innovation Technology, Inc.	57,000	163,226
#	Sunplus Technology Co. Ltd.	2,976,153	2,305,498
	Sunrex Technology Corp.	885,145	1,284,775
#	Sunspring Metal Corp.	947,291	691,584
*	Super Dragon Technology Co. Ltd.	170,000	147,790
#	Superior Plating Technology Co. Ltd.	87,000	173,025
#	Supreme Electronics Co. Ltd.	3,230,910	4,573,157
#	Swancor Holding Co. Ltd.	377,000	1,242,700
	Sweeten Real Estate Development Co. Ltd.	1,111,353	971,169
#	Symtek Automation Asia Co. Ltd.	403,257	1,474,620
	Syncmold Enterprise Corp.	718,000	1,395,612
*	SYNergy ScienTech Corp.	102,000	95,721
	Syngen Biotech Co. Ltd.	14,000	87,137

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Synnex Technology International Corp.	4,277,732	$8,631,952
	Systex Corp.	942,293	2,504,555
#	T3EX Global Holdings Corp.	753,178	1,893,098
#	TA Chen Stainless Pipe	8,715,472	12,639,782
#	Ta Liang Technology Co. Ltd.	309,000	426,392
#	Ta Ya Electric Wire & Cable.	3,414,050	3,055,705
	Ta Yih Industrial Co. Ltd.	220,000	270,916
	Tah Hsin Industrial Corp.	228,378	519,613
#	TAI Roun Products Co. Ltd.	228,000	119,702
#	TA-I Technology Co. Ltd.	728,834	1,134,898
#*	Tai Tung Communication Co. Ltd.	758,813	383,695
	Taichung Commercial Bank Co. Ltd.	27,783,875	12,758,463
#	TaiDoc Technology Corp.	543,532	3,259,670
#	Taiflex Scientific Co. Ltd.	1,200,460	1,642,060
	Taimide Tech, Inc.	708,940	775,722
#	Tainan Enterprises Co. Ltd.	643,289	477,087
#	Tainan Spinning Co. Ltd.	7,949,791	4,382,504
#	Tai-Saw Technology Co. Ltd.	424,960	399,229
	Taishin Financial Holding Co. Ltd.	29,923,935	16,882,352
#	TaiSol Electronics Co. Ltd.	441,000	688,001
#	Taisun Enterprise Co. Ltd.	852,775	815,719
	Taita Chemical Co. Ltd.	1,807,792	1,244,676
#	TAI-TECH Advanced Electronics Co. Ltd.	270,000	907,948
#	Taitien Electronics Co. Ltd.	94,000	133,594
	Taiwan Business Bank	21,339,953	9,699,265
	Taiwan Cement Corp.	14,251,055	17,977,792
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	682,331	836,460
	Taiwan Cogeneration Corp.	2,060,657	3,257,450
	Taiwan Cooperative Financial Holding Co. Ltd.	18,908,140	16,481,612
#	Taiwan FamilyMart Co. Ltd.	187,000	1,277,229
	Taiwan Fertilizer Co. Ltd.	3,131,000	6,028,770
	Taiwan Fire & Marine Insurance Co. Ltd.	1,348,880	933,127
	Taiwan FU Hsing Industrial Co. Ltd.	1,051,000	1,485,477
#	Taiwan Glass Industry Corp.	5,452,904	3,611,786
	Taiwan High Speed Rail Corp.	5,996,000	6,063,526
	Taiwan Hon Chuan Enterprise Co. Ltd.	2,257,545	7,352,519
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	1,163,000	1,693,956
#	Taiwan IC Packaging Corp.	393,000	157,229
*††	Taiwan Kolin Co. Ltd.	508,000	0
††	Taiwan Land Development Corp.	6,008,009	98,204
#	Taiwan Line Tek Electronic	390,000	424,986
#	Taiwan Mask Corp.	558,000	1,461,099
	Taiwan Mobile Co. Ltd.	3,940,900	13,278,582
	Taiwan Navigation Co. Ltd.	1,395,720	1,435,710
	Taiwan Paiho Ltd.	2,101,152	3,823,096
	Taiwan PCB Techvest Co. Ltd.	2,217,816	2,960,362
#	Taiwan Pelican Express Co. Ltd.	119,000	179,119
#	Taiwan Sakura Corp.	1,181,243	2,476,043
	Taiwan Sanyo Electric Co. Ltd.	481,650	580,343
	Taiwan Secom Co. Ltd.	1,603,405	5,665,397
	Taiwan Semiconductor Co. Ltd.	1,269,000	3,809,383
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3,191,292	269,025,916
	Taiwan Semiconductor Manufacturing Co. Ltd.	41,439,652	678,598,897
	Taiwan Shin Kong Security Co. Ltd.	1,637,226	2,192,499
#	Taiwan Steel Union Co. Ltd.	141,000	413,379
#	Taiwan Styrene Monomer.	3,139,404	1,718,938
	Taiwan Surface Mounting Technology Corp.	2,155,674	6,937,069
#	Taiwan Taxi Co. Ltd.	168,722	661,710
#*	Taiwan TEA Corp.	4,719,896	3,522,362

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Union Technology Corp.	2,204,000	$4,774,158
	Taiwan-Asia Semiconductor Corp.	2,092,537	2,399,105
	Taiyen Biotech Co. Ltd.	687,910	749,046
#*	Tang Eng Iron Works Co. Ltd.	152,000	154,124
#*	Tatung Co. Ltd.	5,651,588	6,003,000
	TBI Motion Technology Co. Ltd.	240,000	324,079
	TCI Co. Ltd.	686,282	4,637,845
	Te Chang Construction Co. Ltd.	421,980	499,050
#	Team Group, Inc.	289,800	642,510
	Teco Electric & Machinery Co. Ltd.	6,839,000	9,845,549
#	Tehmag Foods Corp.	114,860	1,023,477
	TEKOM Technologies, Inc.	14,000	49,956
	Ten Ren Tea Co. Ltd.	171,170	190,536
	Tera Autotech Corp.	24,863	30,713
	Test Research, Inc.	1,115,370	2,338,481
	Test Rite International Co. Ltd.	1,551,166	1,045,026
#*	Tex-Ray Industrial Co. Ltd.	990,000	370,636
	Thermaltake Technology Co. Ltd.	151,391	201,517
#	Thinking Electronic Industrial Co. Ltd.	520,058	2,498,940
	Thye Ming Industrial Co. Ltd.	904,793	1,321,985
	Tofu Restaurant Co. Ltd.	21,280	172,446
	Ton Yi Industrial Corp.	6,584,300	4,459,165
#	Tong Hsing Electronic Industries Ltd.	1,062,875	5,895,921
	Tong Ming Enterprise Co. Ltd.	180,000	249,731
#	Tong Yang Industry Co. Ltd.	2,929,341	4,554,148
	Tong-Tai Machine & Tool Co. Ltd.	1,539,804	865,223
	Top Bright Holding Co. Ltd.	54,000	188,377
#	Top Union Electronics Corp.	735,255	1,003,694
*	TOPBI International Holdings Ltd.	255,872	111,584
#	Topco Scientific Co. Ltd.	1,072,050	6,520,978
	Topco Technologies Corp.	307,468	744,074
#	Topkey Corp.	259,000	1,698,799
#	Topoint Technology Co. Ltd.	1,041,993	983,923
	Toung Loong Textile Manufacturing	610,980	559,781
	TPK Holding Co. Ltd.	2,634,000	3,210,982
	Trade-Van Information Services Co.	378,000	761,689
	Transart Graphics Co. Ltd.	31,000	58,350
#	Transcend Information, Inc.	1,258,870	2,912,035
	Transcom, Inc.	93,000	599,941
	Tripod Technology Corp.	2,287,660	8,575,629
#*	TrueLight Corp.	273,000	206,810
#	Tsang Yow Industrial Co. Ltd.	383,000	295,031
#	Tsann Kuen Enterprise Co. Ltd.	455,865	618,662
#	TSC Auto ID Technology Co. Ltd.	195,570	1,493,569
	TSRC Corp.	4,929,154	4,461,550
	TST Group Holding Ltd.	3,600	13,066
	Ttet Union Corp.	259,000	1,264,498
#	TTFB Co. Ltd.	85,460	645,948
	TTY Biopharm Co. Ltd.	1,572,991	3,937,675
#	Tung Ho Steel Enterprise Corp.	4,596,052	8,643,510
	Tung Ho Textile Co. Ltd.	17,000	9,693
#	Tung Thih Electronic Co. Ltd.	442,000	2,038,933
#	Turvo International Co. Ltd.	229,515	864,169
	TXC Corp.	2,510,762	6,979,512
	TYC Brother Industrial Co. Ltd.	2,073,333	1,998,567
*	Tycoons Group Enterprise	3,139,353	997,101
	Tyntek Corp.	1,844,413	1,092,775
	TZE Shin International Co. Ltd.	112,200	48,018
#	UDE Corp.	533,000	660,961

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	U-Ming Marine Transport Corp.	3,440,200	$6,111,632
	Unic Technology Corp.	373,000	265,167
	Unictron Technologies Corp.	108,000	296,519
	Unimicron Technology Corp.	5,881,563	27,945,333
#	Union Bank Of Taiwan.	10,318,215	5,412,924
	Uni-President Enterprises Corp.	10,541,734	25,272,304
	Unitech Computer Co. Ltd.	564,365	631,602
#*	Unitech Printed Circuit Board Corp.	4,099,516	2,404,267
	United Integrated Services Co. Ltd.	1,205,640	8,520,150
#	United Microelectronics Corp., Sponsored ADR	210,935	1,693,808
#	United Microelectronics Corp.	35,252,441	56,698,468
*	United Orthopedic Corp.	479,468	981,884
#	United Radiant Technology	590,000	445,570
#	United Recommend International Co. Ltd.	147,200	454,250
*	United Renewable Energy Co. Ltd.	6,710,644	4,544,182
*††	Unity Opto Technology Co. Ltd.	3,736,276	0
#	Univacco Technology, Inc.	287,000	259,326
	Universal Cement Corp.	2,811,790	2,592,174
#	Universal Vision Biotechnology Co. Ltd.	239,400	3,134,325
	Unizyx Holding Corp.	2,120,320	2,855,638
	UPC Technology Corp.	5,461,684	2,663,246
#	Userjoy Technology Co. Ltd.	266,474	703,047
#	USI Corp.	6,400,226	5,323,675
#*	Usun Technology Co. Ltd.	283,100	304,390
#	U-Tech Media Corp.	438,000	217,741
#	Utechzone Co. Ltd.	360,000	1,042,600
#	UVAT Technology Co. Ltd.	158,000	288,304
	Value Valves Co. Ltd.	112,000	351,543
#	Vanguard International Semiconductor Corp.	4,478,000	12,691,154
	Ve Wong Corp.	704,524	875,667
#	Ventec International Group Co. Ltd.	505,000	1,358,690
	VIA Labs, Inc.	113,000	753,224
*	Victory New Materials Ltd. Co.	815,500	300,207
#	Viking Tech Corp.	395,000	961,472
	VisEra Technologies Co. Ltd.	46,000	324,114
#	Visual Photonics Epitaxy Co. Ltd.	1,071,224	3,378,480
	Voltronic Power Technology Corp.	246,007	14,145,410
#	Wafer Works Corp.	4,060,544	5,735,797
#	Waffer Technology Corp.	565,623	1,772,202
	Wah Hong Industrial Corp.	408,280	406,088
	Wah Lee Industrial Corp.	1,395,400	3,968,625
#	Walsin Lihwa Corp.	7,910,881	12,846,884
#	Walsin Technology Corp.	2,225,496	6,937,538
#	Walton Advanced Engineering, Inc.	2,036,662	897,770
	Wan Hai Lines Ltd.	4,002,972	8,510,579
	WAN HWA Enterprise Co.	428,452	175,075
	Wei Chuan Foods Corp.	2,717,000	1,774,886
	Weikeng Industrial Co. Ltd.	2,797,979	2,728,142
#	Well Shin Technology Co. Ltd.	624,443	1,131,194
#	WELLELL, Inc.	308,463	319,705
	Weltrend Semiconductor	54,000	84,418
#*	Wha Yu Industrial Co. Ltd.	557,000	372,443
#	Wholetech System Hitech Ltd.	370,000	629,176
	Win Semiconductors Corp.	1,371,248	7,321,174
	Winbond Electronics Corp.	17,499,188	14,850,014
#	Winmate, Inc.	184,000	659,160
#	Winstek Semiconductor Co. Ltd.	523,000	976,504
*††	Wintek Corp.	6,349,135	0
#	WinWay Technology Co. Ltd.	100,000	2,330,843

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Wisdom Marine Lines Co. Ltd.	3,344,849	$7,001,373
#	Wisechip Semiconductor, Inc.	157,000	235,263
#	Wistron Corp.	16,366,169	24,806,517
#	Wistron Information Technology & Services Corp.	248,000	992,529
#	Wistron NeWeb Corp.	1,978,515	5,967,876
	Wiwynn Corp.	233,000	8,867,194
#	Wonderful Hi-Tech Co. Ltd.	183,000	194,523
#*	Wowprime Corp.	599,000	6,196,155
#	WPG Holdings Ltd.	7,578,957	12,351,771
	WT Microelectronics Co. Ltd.	2,279,789	4,936,737
	WUS Printed Circuit Co. Ltd.	1,091,507	1,016,274
#	WW Holding, Inc.	32,000	81,229
#	XAC Automation Corp.	275,000	232,556
	XinTec, Inc.	1,135,000	3,634,957
	X-Legend Entertainment Co. Ltd.	10,000	14,678
#	Xxentria Technology Materials Corp.	803,736	1,746,490
#	Yageo Corp.	983,842	15,949,007
	Yang Ming Marine Transport Corp.	8,891,491	18,343,009
	Yankey Engineering Co. Ltd.	2,000	18,579
#	YC INOX Co. Ltd.	2,519,858	2,399,803
	YCC Parts Manufacturing Co. Ltd.	51,000	72,851
#	Yea Shin International Development Co. Ltd.	1,322,514	1,183,397
#	Yem Chio Co. Ltd.	2,933,064	1,639,118
	Yen Sun Technology Corp.	169,000	191,510
#	Yeong Guan Energy Technology Group Co. Ltd.	588,031	1,512,192
#	YFC-Boneagle Electric Co. Ltd.	769,454	711,305
	YFY, Inc.	9,004,997	9,044,214
#	Yi Jinn Industrial Co. Ltd.	1,392,096	845,986
	Yi Shin Textile Industrial Co. Ltd.	208,000	232,416
#	Yieh Phui Enterprise Co. Ltd.	6,669,959	3,309,347
	YONGGU Group, Inc.	74,000	97,582
	Yonyu Plastics Co. Ltd.	546,050	586,895
#	Young Fast Optoelectronics Co. Ltd.	669,137	665,327
#	Youngtek Electronics Corp.	862,569	1,819,719
	Yuanta Financial Holding Co. Ltd.	25,977,808	19,122,461
	Yuanta Futures Co. Ltd.	62,145	103,930
#	Yuen Chang Stainless Steel Co. Ltd.	399,000	256,590
#	Yuen Foong Yu Consumer Products Co. Ltd.	351,000	440,057
#	Yulon Finance Corp.	1,538,549	9,264,571
#	Yulon Motor Co. Ltd.	3,528,946	9,278,776
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	385,350	931,776
#	Yungshin Construction & Development Co. Ltd.	813,200	1,702,184
	YungShin Global Holding Corp.	1,309,400	1,969,348
#	Yusin Holding Corp.	48,000	173,706
#	Zeng Hsing Industrial Co. Ltd.	386,733	1,404,384
#	Zenitron Corp.	1,297,000	1,362,878
#	Zero One Technology Co. Ltd.	892,868	1,697,042
	Zhen Ding Technology Holding Ltd.	3,373,350	12,289,080
*	Zhong Yang Technology Co. Ltd.	98,000	128,697
#	Zig Sheng Industrial Co. Ltd.	3,242,638	1,094,883
*	Zinwell Corp.	2,008,979	1,265,023
#	Zippy Technology Corp.	747,028	1,086,346
	ZongTai Real Estate Development Co. Ltd.	1,194,703	1,925,306

TOTAL TAIWAN			4,133,239,516

THAILAND — (2.3%)
	AAPICO Hitech PCL, NVDR	30,260	28,357
	AAPICO Hitech PCL	1,826,888	1,711,997
	Absolute Clean Energy PCL	12,123,700	710,078

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Advanced Info Service PCL	2,502,809	$15,684,929
	Advanced Information Technology PCL, Class F	10,133,150	1,528,244
	AEON Thana Sinsap Thailand PCL	629,400	3,557,338
*	After You PCL	1,580,300	490,554
	AgriPure Holdings PLC	416,900	57,381
*	AgriPure Holdings PLC	365,200	0
*	Airports of Thailand PCL	6,175,500	13,247,101
	AJ Plast PCL	1,739,400	529,754
	Allianz Ayudhya Capital PCL	136,500	153,899
*	Alpha Divisions PCL, Class F	1,547,900	49,863
	Amanah Leasing PCL	3,756,500	387,228
	Amata Corp. PCL	6,116,300	4,173,359
*	Ananda Development PCL	19,276,307	660,467
	AP Thailand PCL	23,046,936	8,504,031
*	Aqua Corp. PCL	7,522,200	116,751
	Asia Green Energy PCL	4,799,300	382,286
	Asia Plus Group Holdings PCL	18,199,100	1,449,639
	Asia Precision PCL	1,729,400	209,670
	Asia Sermkij Leasing PCL, NVDR	1,759,450	1,429,819
	Asia Sermkij Leasing PCL	32,200	26,167
	Asian Insulators PCL	2,470,690	405,179
	Asian Sea Corp. PCL, Class F	2,042,750	628,124
	Asiasoft Corp. PCL	947,700	407,971
	Asset World Corp. PCL	14,161,300	2,197,962
	Assetwise PCL	43,100	9,971
	B Grimm Power PCL	2,163,500	2,455,103
	Bangchak Corp. PCL	8,364,500	7,409,799
*	Bangkok Airways PCL	4,767,700	1,856,956
	Bangkok Bank PCL	2,449,900	11,263,908
	Bangkok Bank PCL, NVDR.	201,600	926,897
	Bangkok Chain Hospital PCL	6,898,150	4,383,626
	Bangkok Commercial Asset Management PCL	4,718,900	1,824,130
	Bangkok Dusit Medical Services PCL, Class F	11,675,900	10,001,320
	Bangkok Expressway & Metro PCL	7,693,255	1,993,859
	Bangkok Insurance PCL	123,340	1,033,026
	Bangkok Land PCL	99,286,004	2,704,034
	Bangkok Life Assurance PCL, NVDR	1,967,440	1,613,246
*	Bangkok Ranch PCL	3,430,700	291,355
	Banpu PCL	22,177,113	5,910,000
	Banpu Power PCL	2,564,000	1,021,170
	BCPG PCL	3,673,800	1,048,966
	BEC World PCL	6,161,400	1,407,392
	Berli Jucker PCL	3,587,450	4,097,241
*	Better World Green PCL	26,875,300	621,758
	BG Container Glass PCL	968,500	279,368
*	Bound & Beyond PCL	614,200	269,800
	BTS Group Holdings PCL	13,863,800	3,126,181
	Bumrungrad Hospital PCL	861,900	6,007,239
	Buriram Sugar PCL, Class F	631,460	132,219
	Business Online PCL	1,456,600	426,561
	Cal-Comp Electronics Thailand PCL, Class F	24,091,738	1,439,260
#	Carabao Group PCL, Class F	895,700	1,875,468
	Central Pattana PCL	2,870,200	5,715,604
*	Central Plaza Hotel PCL	521,600	836,301
	Central Retail Corp. PCL	4,163,617	5,456,383
	CH Karnchang PCL	3,669,667	2,267,515
	Charoen Pokphand Foods PCL	12,509,200	7,436,467
	Charoong Thai Wire & Cable PCL, Class F	1,035,900	165,331
	Chiang Mai Ram Medical Business PCL	522,200	36,702

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Chularat Hospital PCL, Class F	32,750,000	$3,356,761
	Chumporn Palm Oil Industry PCL	2,336,300	194,307
	CIMB Thai Bank PCL	1,623,900	37,093
	CK Power PCL	7,161,800	801,174
	Com7 PCL, Class F	4,314,400	3,190,236
	Communication & System Solution PCL	5,655,600	230,216
*	Country Group Development PCL	28,297,500	314,900
*	Country Group Holdings PCL, Class F	14,076,611	325,661
	CP ALL PCL	4,652,400	8,821,814
	Delta Electronics Thailand PCL	3,161,000	6,734,395
*	Demco PCL	3,254,900	476,594
	Dhipaya Group Holdings PCL	3,327,000	3,775,423
	Diamond Building Products PCL	1,260,200	286,011
	Do Day Dream PCL	342,900	133,555
*	DOD Biotech PCL	197,000	24,576
	Dohome PCL	2,458,965	928,930
	Dynasty Ceramic PCL	27,544,860	1,823,014
*	E for L Aim PCL	3,627,500	28,682
	Eastern Polymer Group PCL, Class F	6,248,200	1,363,177
*	Eastern Power Group PCL	384,605	35,366
	Eastern Water Resources Development & Management PCL, Class F	4,777,600	693,957
	Ekachai Medical Care PCL	3,003,208	716,777
	Electricity Generating PCL	607,200	2,782,833
	Energy Absolute PCL	1,839,500	3,649,641
	Esso Thailand PCL	6,764,400	1,723,414
#	Exotic Food PCL, Class F	1,343,000	503,416
	Finansia Syrus Securities PCL, NVDR	684,100	65,710
	Forth Corp. PCL	1,252,800	1,018,089
	Forth Smart Service PCL	1,822,900	491,125
	Fortune Parts Industry PCL, Class F	2,261,200	161,573
	Frasers Property Thailand PCL	109,400	48,697
*	General Engineering PCL	14,624,000	107,065
	GFPT PCL	3,648,722	1,143,314
	Global Green Chemicals PCL, Class F	1,684,700	636,434
	Global Power Synergy PCL, Class F	1,576,226	2,954,198
*	Green Tech Ventures PCL, Class F	19,913,318	157,452
	Gulf Energy Development PCL	2,384,400	3,543,694
	Gunkul Engineering PCL	18,032,900	1,996,174
	Haad Thip PCL	456,000	444,015
	Hana Microelectronics PCL	2,803,753	3,407,446
	Home Product Center PCL	17,312,415	7,097,849
	Hwa Fong Rubber Thailand PCL	1,113,100	171,133
*	I&I Group PCL	17,100	15,524
	ICC International PCL	51,000	51,900
	Ichitan Group PCL	5,852,300	2,176,564
	Index Livingmall PCL	1,415,300	857,946
	Indorama Ventures PCL	5,400,200	5,376,874
	Infraset PCL	3,353,300	231,753
	Interlink Communication PCL	2,814,350	560,439
*	Interlink Telecom PCL	4,457,400	391,601
	Internet Thailand PCL	1,263,700	192,437
	Intouch Holdings PCL, Class F	245,400	538,985
	IRPC PCL	50,018,290	3,456,861
*	IT City PCL	163,900	16,223
*	Italian-Thai Development PCL	38,584,219	1,581,899
*††	ITV PLC	183,700	0
	JAS Asset PCL, Class F	3,294,900	289,471
*	Jasmine International PCL	23,405,400	1,274,882
*	Jasmine Technology Solution PCL	56,200	46,494

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Jaymart Group Holdings PCL	674,300	$390,984
#	JMT Network Services PCL	615,297	711,743
	Jubilee Enterprise PCL	210,000	151,900
	Kang Yong Electric PCL	8,200	71,080
	Karmarts PCL	4,618,266	1,109,006
	Kasikornbank PCL	91,000	333,114
	Kasikornbank PCL, NVDR	757,600	2,773,263
	KCE Electronics PCL	2,767,664	3,079,910
	KGI Securities Thailand PCL	4,424,900	585,710
	Khon Kaen Sugar Industry PCL	14,945,448	1,514,350
	Kiatnakin Phatra Bank PCL	897,407	1,576,819
	Krung Thai Bank PCL	5,142,475	2,710,727
	Krungthai Card PCL	2,212,600	3,417,956
	Ladprao General Hospital PCL, Class F	1,209,300	198,318
	Lalin Property PCL	1,613,800	411,159
	Lam Soon Thailand PCL	2,756,000	389,016
	Land & Houses PCL	18,502,800	5,310,123
	Land & Houses PCL, NVDR	3,654,680	1,048,858
	Lanna Resources PCL	2,341,650	994,331
	LH Financial Group PCL	32,290,227	1,011,803
*	Loxley PCL	11,146,635	649,588
	LPN Development PCL	10,057,196	1,348,912
*	Master Ad PCL	15,996,700	234,229
	MBK PCL	6,692,928	2,822,408
	MC Group PCL	1,852,600	553,379
	MCS Steel PCL	3,868,300	985,554
*	MDX PCL	670,700	74,637
	Mega Lifesciences PCL	2,497,900	2,999,162
*	Millcon Steel PCL	9,703,884	150,613
	Minor International PCL	4,393,039	4,052,441
	MK Restaurants Group PCL	947,600	1,366,697
*	Mono Next PCL	6,629,200	242,668
	Muang Thai Insurance PCL	27,600	92,950
	Muangthai Capital PCL	2,688,700	2,677,086
	Namyong Terminal PCL	3,419,200	394,513
*	Nawarat Patanakarn PCL	13,758,800	265,929
	Netbay PCL	657,800	427,649
	Ngern Tid Lor PCL	221,487	137,507
	Noble Development PCL	5,097,400	731,452
	Nonthavej Hospital PCL	72,300	84,162
	Northeast Rubber PCL	11,746,300	1,699,296
	NR Instant Produce PCL	1,225,200	197,338
*	Nusasiri PCL	3,092,800	87,855
	Origin Property PCL, Class F	7,238,600	2,501,368
	Osotspa PCL	3,902,300	3,371,194
*	Pacific Pipe PCL	187,900	16,178
	PCS Machine Group Holding PCL	1,542,500	225,858
	Plan B Media PCL, Class F	16,984,868	4,053,787
*	Platinum Group PCL, Class F	2,468,800	251,597
	Polyplex Thailand PCL	2,307,687	1,101,554
*	Power Solution Technologies PCL, Class F	6,872,800	279,763
	Praram 9 Hospital PCL	998,200	570,024
	Precious Shipping PCL	9,198,500	3,340,256
	Premier Marketing PCL	2,480,700	610,232
	Prima Marine PCL	8,729,400	1,572,174
*	Principal Capital PCL	2,361,600	330,579
	Property Perfect PCL	71,030,487	811,242
	Pruksa Holding PCL	5,882,000	2,135,934
	PTG Energy PCL	7,571,700	3,015,598

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	PTT Exploration & Production PCL	6,030,869	$26,138,623
	PTT Global Chemical PCL	5,320,311	6,465,859
	PTT Oil & Retail Business PCL	456,100	296,520
	PTT PCL	37,349,400	33,906,769
	Pylon PCL	1,567,100	179,897
	Quality Houses PCL	61,193,704	4,229,216
	R&B Food Supply PCL	2,009,300	617,839
	Rabbit Holdings PCL, Class F	70,689,781	1,531,897
*	Raimon Land PCL	22,409,500	426,566
	Rajthanee Hospital PCL	1,018,800	850,305
	Ratch Group PCL	2,456,401	2,715,547
	Ratchaphruek Hospital PCL, Class F	3,499,000	599,433
#	Ratchthani Leasing PCL	16,628,412	1,772,529
	Regional Container Lines PCL	3,434,000	2,433,642
	Rojana Industrial Park PCL	6,436,612	1,178,090
*	RPCG Pcl	2,312,100	52,813
	RS PCL	3,467,860	1,482,708
	S 11 Group PCL	1,791,100	264,882
*	S Hotels & Resorts PCL	8,893,800	906,375
	S Kijchai Enterprise PCL, Class F	1,175,400	164,534
	Sabina PCL	1,055,600	865,563
	Saha Pathana Inter-Holding PCL	33,600	64,942
	Sahakol Equipment PCL	5,891,300	279,491
	Sahamitr Pressure Container PCL	1,503,700	488,793
	Saha-Union PCL	755,300	635,914
*	Samart Corp. PCL	3,362,200	391,875
	Samart Telcoms PCL	1,512,300	181,578
	Sansiri PCL	93,071,685	5,178,599
	Sappe PCL	914,600	1,667,292
	SC Asset Corp. PCL	15,166,416	1,927,586
	SCB X PCL	2,083,969	6,316,445
	SCG Ceramics PCL	6,288,800	379,381
	SCG Packaging PCL	1,832,500	2,361,227
	SCGJWD Logistics PCL	2,909,700	1,533,776
*	SEAFCO PCL	4,373,184	455,920
*	Seafresh Industry PCL	4,369,900	261,061
	Sena Development PCL	4,401,850	446,018
*	SENA J Property PCL	10,532,400	286,848
	Sermsang Power Corp. Co. Ltd.	3,145,279	842,794
*	Seven Utilities & Power PLC	15,771,900	272,507
	Siam Cement PCL	599,200	5,509,885
	Siam City Cement PCL	397,088	1,564,048
	Siam City Cement PCL, NVDR	24	95
	Siam Global House PCL	5,331,447	2,669,822
	Siamgas & Petrochemicals PCL	5,949,700	1,524,559
	Siamrajathanee PCL	107,560	28,821
	Sikarin PCL, Class F	1,161,600	307,855
*	Simat Technologies PCL	1,956,000	122,581
	Singer Thailand PCL	165,800	68,947
	Singha Estate PCL	21,080,717	1,000,096
	Sino-Thai Engineering & Construction PCL	7,798,487	2,649,168
	SiS Distribution Thailand PCL	242,500	147,712
	SISB PCL	627,000	596,749
#*††	SMI Holdings Group Ltd.	4,621,951	0
	SNC Former PCL	2,145,300	848,131
	Somboon Advance Technology PCL	2,045,225	1,179,909
	SPCG PCL	3,684,200	1,370,213
	Sri Trang Agro-Industry PCL	8,634,540	4,981,344
	Sri Trang Gloves Thailand PCL	6,745,200	1,797,535

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Sriracha Construction PCL	611,200	$139,611
	Srisawad Capital 1969 PCL, Class F	732,300	605,827
	Srisawad Corp. PCL	2,685,622	4,364,947
	Srithai Superware PCL	8,065,200	333,024
	Srivichai Vejvivat PCL	3,143,900	787,183
	Star Petroleum Refining PCL	10,599,900	3,011,027
	Starflex PCL	597,200	58,063
*	STARK Corp. PCL	14,401,800	1,003,771
	Stars Microelectronics Thailand PCL	4,893,300	587,526
*	STP & I PCL	9,914,433	1,167,172
	Supalai PCL	9,946,625	6,175,224
	Super Energy Corp. PCL	137,271,200	2,411,969
	Susco PCL	4,960,000	490,953
	SVI PCL	2,591,800	721,051
	Synnex Thailand PCL	1,660,160	627,163
	Syntec Construction PCL	7,690,300	371,594
	TAC Consumer PCL, Class F	2,624,600	430,420
	Taokaenoi Food & Marketing PCL, Class F	2,359,800	639,231
	Tata Steel Thailand PCL	20,449,400	628,798
	Thai Nakarin Hospital PCL	168,000	179,574
	Thai Oil PCL	5,327,989	7,255,333
	Thai Rayon PCL	8,100	11,089
*	Thai Reinsurance PCL	9,194,700	271,957
	Thai Rubber Latex Group PCL	1,400,200	76,678
	Thai Solar Energy PCL, Class F	4,266,190	259,863
	Thai Stanley Electric PCL, NVDR	7,500	39,864
	Thai Stanley Electric PCL, Class F	239,300	1,271,922
	Thai Union Group PCL, Class F	11,678,660	4,719,687
	Thai Vegetable Oil PCL	4,033,357	3,100,538
	Thai Wah PCL, Class F	4,164,200	556,080
	Thaicom PCL	5,220,300	1,834,500
	Thaifoods Group PCL, Class F	9,961,000	1,502,281
	Thaire Life Assurance PCL, Class F	4,271,600	580,430
	Thaivivat Insurance PCL	209,800	59,903
	Thanachart Capital PCL	1,278,000	1,618,669
	Thitikorn PCL	2,115,000	445,948
	Thonburi Healthcare Group PCL	1,311,100	2,572,478
	Thoresen Thai Agencies PCL	12,817,000	2,702,464
	Tipco Asphalt PCL, NVDR	1,259,700	741,488
	Tipco Asphalt PCL	4,581,900	2,697,011
	TIPCO Foods PCL	1,584,900	413,079
	Tisco Financial Group PCL, NVDR	90	238
	Tisco Financial Group PCL	1,017,400	2,688,933
	TKS Technologies PCL	2,217,000	633,011
	TMBThanachart Bank PCL	72,029,083	3,058,560
	TMT Steel PCL	2,855,800	635,598
	TOA Paint Thailand PCL	1,581,500	1,354,678
	TPC Power Holding PCL, Class F	1,462,300	289,056
	TPI Polene PCL	55,957,810	2,458,063
	TPI Polene Power PCL	15,386,500	1,495,957
	TQM Alpha PCL	1,920,577	1,434,211
	Triple i Logistics PCL	1,072,960	389,625
*	Triton Holding PCL	5,331,300	21,858
	True Corp. PCL	54,670,984	12,728,145
*	TTCL PCL	3,006,878	353,983
	TTW PCL	6,785,000	1,718,728
	Union Auction PCL	1,670,200	445,093
*	Unique Engineering & Construction PCL	5,522,405	591,903
	United Paper PCL	2,171,700	763,172

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Univanich Palm Oil PCL	4,972,500	$1,077,575
	Univentures PCL	5,287,600	402,599
	Vanachai Group PCL	5,890,840	824,605
	VGI PCL	8,186,700	805,544
	Vibhavadi Medical Center PCL	2,696,600	205,320
	WHA Corp. PCL	26,583,700	3,425,383
	WHA Utilities & Power PCL	5,138,700	559,806
	WICE Logistics PCL	2,508,600	617,095
	Workpoint Entertainment PCL	2,023,180	953,897
	YGGDRAZIL Group PCL	552,000	114,773
*	Ziga Innovation PCL	2,665,100	163,898

TOTAL THAILAND			548,877,402

TURKEY — (0.9%)
	Adese Alisveris Merkezleri Ticaret AS	3,634,774	235,584
	Afyon Cimento Sanayi TAS	1,068,308	422,079
	Agesa Hayat ve Emeklilik AS	98,867	150,025
	Akbank TAS	17,808,242	14,723,752
#	Akcansa Cimento AS	103,443	344,065
	Aksa Akrilik Kimya Sanayii AS	1,173,975	3,962,046
#	Aksa Enerji Uretim AS	1,285,011	1,849,000
#	Alarko Holding AS	540,663	1,638,771
#*	Albaraka Turk Katilim Bankasi AS	8,562,569	1,146,011
	Alkim Alkali Kimya AS	293,470	415,805
*	Anadolu Anonim Turk Sigorta Sirketi.	1,545,831	1,429,184
	Anadolu Efes Biracilik Ve Malt Sanayii AS	366,984	1,188,521
	Anadolu Hayat Emeklilik AS	525,252	404,685
	Anatolia Tani VE Biyoteknoloji Urunleri Arastirma Gelistirme Sanayi VE
	TicaretAS	110,299	145,752
#	Arcelik AS	638,084	3,179,468
	ARD Grup Bilisim Teknolojileri AS	857,907	314,762
#	Aselsan Elektronik Sanayi Ve Ticaret AS	680,831	1,566,572
*	Aydem Yenilenebilir Enerji AS, Class A	540,703	364,314
	Ayen Enerji AS	125,134	150,736
	Aygaz AS	242,000	809,582
*	Bagfas Bandirma Gubre Fabrikalari AS	109,051	135,212
*	Baticim Bati Anadolu Cimento Sanayii AS	104,615	176,218
#	Bera Holding AS	4,041,208	2,111,707
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	431,809	262,146
	BIM Birlesik Magazalar AS	1,091,078	8,766,802
*	Biotrend Cevre VE Enerji Yatirimlari AS	225,617	171,706
	Bogazici Beton Sanayi Ve Ticaret AS	225,613	209,931
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	206,446	1,266,412
	Borusan Yatirim ve Pazarlama AS	7,430	326,185
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	181,406	404,605
*	Bursa Cimento Fabrikasi AS	3,671,341	1,001,074
	Celebi Hava Servisi AS	1,718	39,918
*	Cemas Dokum Sanayi AS	5,094,341	421,934
	Cemtas Celik Makina Sanayi Ve Ticaret AS	271,374	547,779
#	Cimsa Cimento Sanayi VE Ticaret AS	275,091	1,200,008
	Coca-Cola Icecek AS	308,020	3,730,917
	Deva Holding AS	174,912	350,972
#	Dogan Sirketler Grubu Holding AS	6,288,340	2,771,290
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	189,124	60,529
	Dogus Otomotiv Servis ve Ticaret AS	143,377	902,561
	Eczacibasi Yatirim Holding Ortakligi AS	45,652	310,386
	EGE Endustri VE Ticaret AS	6,853	1,600,913
	EGE Gubre Sanayii AS	22,332	79,233
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	631,996	962,581

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
Ω	Enerjisa Enerji AS	855,098	$1,226,285
	Enka Insaat ve Sanayi AS	1,861,047	2,618,965
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	57,473	348,899
#	Eregli Demir ve Celik Fabrikalari TAS	2,156,934	3,680,559
	Esenboga Elektrik Uretim AS	39,565	108,607
	Europap Tezol Kagit Sanayi VE Ticaret AS	93,268	93,524
#*	Fenerbahce Futbol AS	236,837	629,377
#	Ford Otomotiv Sanayi AS	173,167	4,786,730
	Galata Wind Enerji AS	307,612	247,839
	Gersan Elektrik Ticaret ve Sanayi AS	83,306	69,907
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS	225,223	776,721
*	Global Yatirim Holding AS	2,331,110	904,507
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	29,814	178,862
*	Goodyear Lastikleri TAS	446,876	321,628
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	1,390,772	908,994
	GSD Holding AS	7,360,590	1,007,581
#*	Gubre Fabrikalari TAS	138,251	1,437,806
*	Hektas Ticaret TAS	4,331,256	6,006,065
*	Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS	1	0
*	Ihlas Haber Ajansi AS	3,548	31,291
*	Ihlas Holding AS	10,694,404	417,979
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	114,527	104,775
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	610,163	783,194
*	Is Finansal Kiralama AS	901,260	258,057
	Is Yatirim Menkul Degerler AS, Class A	988,478	2,233,188
*	Ittifak Holding A.S	647,764	106,281
*	Izmir Demir Celik Sanayi AS	4,018,691	979,328
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	1,742,381	1,308,746
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	651,095	461,003
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	4,894,375	3,774,366
*	Karsan Otomotiv Sanayii Ve Ticaret AS	482,792	211,157
#	Kartonsan Karton Sanayi ve Ticaret AS	87,726	295,720
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	3,104,831	178,906
*	Kerevitas Gida Sanayi ve Ticaret AS	307,091	144,461
	Kervan Gida Sanayi Ve Ticaret AS	25,969	20,157
	KOC Holding AS	2,102,486	8,185,352
*	Konya Cimento Sanayii AS	4,738	693,684
#	Kordsa Teknik Tekstil AS	314,383	1,041,218
#	Koza Altin Isletmeleri AS	1,751,757	1,703,633
*	Koza Anadolu Metal Madencilik Isletmeleri AS	1,086,569	1,980,631
*	Kristal Kola ve Mesrubat Sanayi Ticaret AS	264,399	111,181
	Logo Yazilim Sanayi Ve Ticaret AS	340,190	1,041,633
	Marti Otel Isletmeleri AS	960,177	148,607
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	176,713	953,160
*	Menderes Tekstil Sanayi ve Ticaret AS	290,200	103,910
*	Metro Ticari ve Mali Yatirimlar Holding AS	1,409,645	119,791
*	Migros Ticaret AS	443,789	3,981,764
*Ω	MLP Saglik Hizmetleri AS	145,524	494,395
*	NET Holding AS	1,606,416	846,167
*	Netas Telekomunikasyon AS	130,602	208,310
#	Nuh Cimento Sanayi AS	278,239	1,846,940
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	3,750,899	1,150,344
	Otokar Otomotiv Ve Savunma Sanayi AS	37,931	1,639,126
*	Oyak Cimento Fabrikalari AS	943,688	1,465,767
	Oyak Yatirim Menkul Degerler AS	23,965	45,645
*	Parsan Makina Parcalari Sanayii AS	9,007	26,049
#*	Pegasus Hava Tasimaciligi AS	229,683	5,245,254
*	Peker Gayrimenkul Yatirim Ortakligi AS	1,958,843	566,230
#*	Petkim Petrokimya Holding AS	4,872,598	3,259,432

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Pinar SUT Mamulleri Sanayii AS	8,363	$21,178
	Polisan Holding AS	488,010	254,789
#*	Reysas Tasimacilik ve Lojistik Ticaret AS	69,092	100,934
*	RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret AS	31,864	12,780
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,590,967	2,378,931
*	Sasa Polyester Sanayi AS	594,033	3,046,615
#	Sekerbank Turk AS	6,219,845	708,395
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	693,883	1,084,635
*	Sok Marketler Ticaret AS	969,422	1,657,336
	Tat Gida Sanayi AS	284,988	289,775
*	TAV Havalimanlari Holding AS	576,910	2,092,273
	Tekfen Holding AS	957,277	1,418,893
*	Teknosa Ic Ve Dis Ticaret AS	307,468	259,295
	Tofas Turk Otomobil Fabrikasi AS	434,144	4,288,314
*	Tukas Gida Sanayi ve Ticaret AS	254,534	173,494
*	Tumosan Motor ve Traktor Sanayi AS	60,310	140,133
*	Turcas Petrol AS	450,747	295,691
*	Turk Hava Yollari AO	1,935,245	12,726,960
	Turk Prysmian Kablo ve Sistemleri AS	26,465	32,749
	Turk Telekomunikasyon AS	2,735,329	2,290,920
	Turk Traktor ve Ziraat Makineleri AS	39,551	1,135,213
#	Turkcell Iletisim Hizmetleri AS	4,798,423	8,174,313
	Turkcell Iletisim Hizmetleri AS, ADR	7,496	32,683
	Turkiye Garanti Bankasi AS	1,810,492	2,552,673
#*	Turkiye Halk Bankasi AS	4,764,146	2,577,442
	Turkiye Is Bankasi AS, Class C	9,588,406	5,344,675
	Turkiye Petrol Rafinerileri AS	3,410,558	11,646,630
	Turkiye Sigorta AS	201,869	98,053
*	Turkiye Sinai Kalkinma Bankasi AS	15,880,174	3,217,352
	Turkiye Sise ve Cam Fabrikalari AS	1,350,166	2,561,435
*	Turkiye Vakiflar Bankasi TAO, Class D	8,861,399	3,923,408
*	Ulker Biskuvi Sanayi AS	894,035	1,379,944
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	24,210	64,917
	Vestel Beyaz Esya Sanayi ve Ticaret AS	1,128,962	614,693
#*	Vestel Elektronik Sanayi ve Ticaret AS	813,403	1,730,055
	Yapi ve Kredi Bankasi AS	19,263,822	9,398,670
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	949,969	1,509,023
	Ziraat Gayrimenkul Yatirim Ortakligi AS	451,412	91,732
*	Zorlu Enerji Elektrik Uretim AS	4,595,064	1,047,821

TOTAL TURKEY			226,146,243

UNITED ARAB EMIRATES — (1.0%)
	Abu Dhabi Commercial Bank PJSC	6,631,269	15,932,607
	Abu Dhabi Islamic Bank PJSC	7,252,595	22,469,064
	Abu Dhabi National Hotels	79,776	96,804
	Abu Dhabi National Insurance Co. PSC	124,046	188,569
	Abu Dhabi National Oil Co. for Distribution PJSC	7,143,526	8,545,418
	Abu Dhabi Ship Building Co. PJSC	382,918	426,472
	ADNOC Drilling Co. PJSC	888,593	1,038,772
	Agthia Group PJSC	1,807,011	2,275,135
	Air Arabia PJSC	13,769,195	8,226,208
*	Ajman Bank PJSC	5,065,502	2,264,723
*	AL Seer Marine Supplies & Equipment Co. LLC	107,839	225,519
	AL Yah Satellite Communications Co-PJSC-Yah Sat	207,529	145,350
	Aldar Properties PJSC	13,756,585	20,290,781
	Amanat Holdings PJSC	5,283,886	1,296,405
*	Amlak Finance PJSC	8,270,180	1,911,307
*	Apex Investment Co. PSC	1,501,226	803,128
*††	Arabtec Holding PJSC	1,809,860	0

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Aramex PJSC	4,744,158	$4,224,351
*	Arkan Building Materials Co.	4,663,596	1,963,302
	Dana Gas PJSC	29,320,056	7,146,994
*	Deyaar Development PJSC	12,094,019	1,752,396
	Dubai Financial Market PJSC	10,665,324	4,374,996
	Dubai Investments PJSC	10,294,842	6,883,883
	Dubai Islamic Bank PJSC	11,497,420	17,442,913
	Emaar Development PJSC	8,260,466	12,460,444
	Emaar Properties PJSC	20,081,629	32,557,552
	Emirates Driving Co.	10,758	74,627
	Emirates Integrated Telecommunications Co. PJSC	600,315	826,471
	Emirates NBD Bank PJSC	1,958,691	7,533,686
	Emirates Telecommunications Group Co. PJSC	5,139,588	33,643,514
*	Eshraq Investments PJSC	13,350,155	1,846,766
	Fertiglobe PLC	2,987,281	3,128,615
	First Abu Dhabi Bank PJSC	5,533,371	21,396,482
*	Ghitha Holding PJSC	11,220	129,884
*	Gulf Navigation Holding PJSC	2,346,488	760,805
*	Gulf Pharmaceutical Industries PSC	889,490	235,590
*	International Holding Co. PJSC	16,916	1,819,437
	Islamic Arab Insurance Co.	2,237,791	393,291
*	Manazel PJSC	13,109,307	1,360,511
*	Palms Sports PrJSC	19,615	52,907
*	RAK Properties PJSC	10,537,339	1,781,899
	Ras Al Khaimah Ceramics	2,420,750	1,726,897
*	SHUAA Capital PSC	7,560,926	719,047
*	Union Properties PJSC	17,458,545	1,231,316

TOTAL UNITED ARAB EMIRATES			253,604,838

UNITED STATES — (0.0%)
*††	Rexlot Holdings	3,197,569	0
	Sempra Energy	38,788	5,902,542

TOTAL UNITED STATES			5,902,542

TOTAL COMMON STOCKS			23,862,716,474

PREFERRED STOCKS — (1.0%)
BRAZIL — (1.0%)
	Banco ABC Brasil SA	644,330	2,159,910
Ω	Banco BMG SA	737,200	307,425
	Banco Bradesco SA	5,977,620	16,598,508
	Banco do Estado do Rio Grande do Sul SA Class B	1,623,428	3,463,105
	Banco Pan SA	1,468,890	1,578,502
	Braskem SA Class A	64,082	254,257
	Centrais Eletricas Brasileiras SA Class B	630,303	4,601,093
	Centrais Eletricas de Santa Catarina SA	66,063	662,776
	Cia de Ferro Ligas da Bahia FERBASA	393,782	4,065,875
	Cia de Saneamento do Parana	5,415,406	4,147,490
	Cia Energetica de Minas Gerais	4,215,319	10,437,305
	Cia Energetica do Ceara Class A	82,530	827,319
	Cia Paranaense de Energia	5,225,310	8,401,898
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista	705,895	3,262,135
	Eucatex SA Industria e Comercio	249,359	432,446
	Gerdau SA	2,405,052	12,141,467
	Itau Unibanco Holding SA	7,909,063	41,100,869
	Marcopolo SA	3,726,545	2,682,204
	Petroleo Brasileiro SA	22,001,222	104,540,872
	Raizen SA	963,435	616,175

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
BRAZIL — (Continued)
Randon SA Implementos e Participacoes.	1,783,426	$2,953,426
Schulz SA	760,787	668,079
Taurus Armas SA	419,325	1,437,599
Track & Field Co. SA	168,200	346,665
Unipar Carbocloro SA Class B	521,137	6,817,468
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	4,787,167	6,910,382

TOTAL BRAZIL		241,415,250

CHILE — (0.0%)
Coca-Cola Embonor SA Class B	329,325	462,279
Embotelladora Andina SA Class B	1,123,248	2,813,790

TOTAL CHILE		3,276,069

COLOMBIA — (0.0%)
Banco Davivienda SA	377,478	1,695,357
Bancolombia SA	245,604	1,521,302
Grupo Argos SA	93,838	113,353
Grupo Aval Acciones y Valores SA	9,745,934	1,219,797
Grupo de Inversiones Suramericana SA	201,662	497,931

TOTAL COLOMBIA		5,047,740

INDIA — (0.0%)
Sundaram-Clayton Ltd.	21,384,600	888,453

PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	1,187,747	828,649

SOUTH KOREA — (0.0%)
Hanwha Galleria Co. Ltd.	1,285	11,215
* Hanwha Solutions Corp.	1,139	30,919

TOTAL SOUTH KOREA		42,134

TOTAL PREFERRED STOCKS		251,498,295

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
* 3R Petroleum Oleo E Gas SA Rights 05/22/23	110,564	170,242
* Localiza Rent a Car SA Rights 05/11/23	2,823	9,712
* Meliuz SA Rights 05/25/23	4,629	538

TOTAL BRAZIL		180,492

HONG KONG — (0.0%)
* Xinyi Energy Holdings Ltd. Rights 05/23/23	1,276,891	0

KUWAIT — (0.0%)
* Arabi Group Holding KSC Rights 05/01/23	89,665	29,259

MALAYSIA — (0.0%)
#* Yinson Holdings Bhd Warrants 06/21/25	1,004,862	134,042

TAIWAN — (0.0%)
* Acer, Inc. Rights 06/16/23	6,532	0
* Taiwan Cogeneration Corp. Rights 04/19/23	279,862	165,592

TOTAL TAIWAN		165,592

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (0.0%)
*	Bangkok Ranch PCL Warrants 09/01/26	1,227,000	$9,702
*	Better World Green PCL Warrants 03/13/24	4,479,217	0
*	Buriram Sugar PCL	189,438	0
*	Ekachai Medical Care PCL Warrants 11/14/24	21,725	1,075
*	JKN Global Group PCL Rights 04/19/23	992,550	0
*	Kiatnakin Phatra Bank PCL Warrants 04/26/24	149,566	0

TOTAL THAILAND			10,777

TOTAL RIGHTS/WARRANTS			520,162

MUTUAL FUNDS — (0.0%)
UNITED STATES — (0.0%)
	BRPR Corporate Offices Fundo de Investimento Imobiliario	20,135	237,244

TOTAL INVESTMENT SECURITIES (Cost $19,302,537,037)			24,114,972,175

			Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	18,125,179	209,653,948

TOTAL INVESTMENTS — (100.0%) (Cost $19,512,178,448)			$24,324,626,123

As of April 30, 2023, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500 ® E-mini Index	1,076	06/16/23	$216,277,449	$225,341,300	$9,063,851

Total Futures Contracts			$216,277,449	$225,341,300	$9,063,851

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$916,433,908	$3,934,035	—	$920,367,943
Chile	31,602,305	94,485,607	—	126,087,912
China	609,753,251	6,148,158,194	$12,006,013	6,769,917,458
Colombia	21,413,526	752,763	—	22,166,289
Czech Republic	—	36,577,372	—	36,577,372
Egypt	83,994	7,297,110	—	7,381,104
Greece	490,713	82,742,835	—	83,233,548
Hong Kong	—	643,963	—	643,963
Hungary	—	37,660,116	—	37,660,116
India	154,924,004	3,643,278,741	1,243,371	3,799,446,116
Indonesia	12,767,409	487,474,644	481,004	500,723,057
Kuwait	11,278,045	1,584,662	—	12,862,707
Malaysia	—	384,850,738	—	384,850,738
Mexico	663,226,462	2,573,948	—	665,800,410
Peru	19,799,320	—	—	19,799,320
Philippines	2,680,915	194,481,013	604,142	197,766,070

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Poland	—	$212,405,281	—	$212,405,281
Qatar	—	159,186,947	—	159,186,947
Saudi Arabia	$1,504,721	956,579,448	$3,806	958,087,975
South Africa	119,371,022	728,015,369	—	847,386,391
South Korea	55,183,171	2,875,286,643	2,125,402	2,932,595,216
Taiwan	276,258,387	3,856,751,849	229,280	4,133,239,516
Thailand	513,361,667	35,515,735	—	548,877,402
Turkey	32,683	226,113,560	—	226,146,243
United Arab Emirates	—	253,604,838	—	253,604,838
United States	—	5,902,542	—	5,902,542
Preferred Stocks
Brazil	241,107,825	307,425	—	241,415,250
Chile	—	3,276,069	—	3,276,069
Colombia	5,047,740	—	—	5,047,740
India	—	888,453	—	888,453
Philippines	—	828,649	—	828,649
South Korea	11,215	30,919	—	42,134
Rights/Warrants
Brazil	—	180,492	—	180,492
Kuwait	—	29,259	—	29,259
Malaysia	—	134,042	—	134,042
Taiwan	—	165,592	—	165,592
Thailand	—	10,777	—	10,777
Mutual Funds	237,244	—	—	237,244
Securities Lending Collateral	—	209,653,948	—	209,653,948
Futures Contracts**	9,063,851	—	—	9,063,851

TOTAL	$3,665,633,378	$20,651,363,578	$16,693,018^	$24,333,689,974

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (2.4%)
*	Charter Communications, Inc., Class A	62,523	$23,052,230
*	Match Group, Inc.	4,952	182,729
	Omnicom Group, Inc.	166,633	15,091,951
#	Sirius XM Holdings, Inc.	45,907	174,446
	Verizon Communications, Inc.	1,894,925	73,579,938

TOTAL COMMUNICATION SERVICES			112,081,294

CONSUMER DISCRETIONARY — (11.2%)
	Best Buy Co., Inc.	272,637	20,316,909
*	Booking Holdings, Inc.	5,190	13,941,949
*	Burlington Stores, Inc.	2,810	541,796
*	Chipotle Mexican Grill, Inc.	500	1,033,810
	Darden Restaurants, Inc.	78,569	11,936,988
	eBay, Inc.	125,729	5,837,597
*	Etsy, Inc.	89,750	9,067,442
	Genuine Parts Co.	10,850	1,826,164
	Hilton Worldwide Holdings, Inc.	24,240	3,491,045
	Home Depot, Inc.	429,537	129,093,050
	Lowe’s Cos., Inc.	159,947	33,241,785
*	Lululemon Athletica, Inc.	57,671	21,910,943
	Marriott International, Inc., Class A	106,307	18,002,027
	NIKE, Inc., Class B	353,147	44,750,788
*	NVR, Inc.	1,863	10,879,920
*	O’Reilly Automotive, Inc.	38,119	34,966,940
	Pool Corp.	18,597	6,533,498
	Ross Stores, Inc.	348,574	37,203,303
	Service Corp. International	76,856	5,394,523
	Starbucks Corp.	78,368	8,956,679
	TJX Cos., Inc.	600,719	47,348,672
	Tractor Supply Co.	101,092	24,100,333
	Travel & Leisure Co.	7,845	300,228
*	Ulta Beauty, Inc.	43,665	24,078,191
#	Williams-Sonoma, Inc.	58,255	7,051,185

TOTAL CONSUMER DISCRETIONARY			521,805,765

CONSUMER STAPLES — (13.4%)
	Altria Group, Inc.	711,043	33,781,653
	Clorox Co.	51,813	8,581,269
	Coca-Cola Co.	1,429,132	91,678,818
	Colgate-Palmolive Co.	233,131	18,603,854
	Costco Wholesale Corp.	167,842	84,461,451
	Dollar General Corp.	104,446	23,130,611
	Estee Lauder Cos., Inc., Class A	86,812	21,418,257
	Hershey Co.	76,408	20,863,968
	Kellogg Co.	264,986	18,488,073
	Kimberly-Clark Corp.	77,197	11,185,073
	Kroger Co.	743,305	36,146,922
	Lamb Weston Holdings, Inc.	71,525	7,997,210
	PepsiCo, Inc.	664,457	126,838,197
	Procter & Gamble Co	274,144	42,870,639
	Sysco Corp.	238,815	18,326,663
	Target Corp.	269,232	42,471,348

922

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Walmart, Inc.	100,571	$15,183,204

TOTAL CONSUMER STAPLES			622,027,210

ENERGY — (2.8%)
	Cheniere Energy, Inc.	38,026	5,817,978
	ConocoPhillips	511,268	52,604,365
	Devon Energy Corp.	159,740	8,534,908
	EOG Resources, Inc.	63,939	7,638,792
	Hess Corp.	92,068	13,355,384
	Marathon Petroleum Corp.	24,844	3,030,968
	Occidental Petroleum Corp.	557,073	34,276,702
	Pioneer Natural Resources Co.	300	65,265
	Targa Resources Corp.	3,779	285,428
	Valero Energy Corp.	49,500	5,676,165

TOTAL ENERGY			131,285,955

FINANCIALS — (10.1%)
	American Express Co.	354,187	57,144,530
	American International Group, Inc.	71,566	3,795,861
	Ameriprise Financial, Inc.	106,466	32,484,906
	Aon PLC, Class A	87,131	28,333,259
	Blackstone, Inc.	12,794	1,142,888
	Discover Financial Services	234,227	24,235,468
*	FleetCor Technologies, Inc.	8,056	1,723,339
	Jack Henry & Associates, Inc.	9,411	1,537,193
	Lazard Ltd., Class A	325	10,172
	LPL Financial Holdings, Inc.	65,582	13,696,145
	Marsh & McLennan Cos., Inc.	10,673	1,923,168
	Mastercard, Inc., Class A	342,337	130,098,330
	Moody’s Corp.	54,880	17,184,026
	MSCI, Inc.	14,305	6,901,447
	Progressive Corp.	7,147	974,851
	Prudential Financial, Inc.	675	58,725
	Travelers Cos., Inc.	11,660	2,112,092
	Visa, Inc., Class A	621,862	144,725,943

TOTAL FINANCIALS			468,082,343

HEALTH CARE — (15.3%)
	AbbVie, Inc.	814,342	123,063,363
	AmerisourceBergen Corp.	97,860	16,327,941
	Amgen, Inc.	263,714	63,222,794
	Bristol-Myers Squibb Co.	813,510	54,318,063
	Cardinal Health, Inc.	325,170	26,696,457
*	DaVita, Inc.	104,319	9,426,265
	Eli Lilly & Co.	378,776	149,942,267
	Gilead Sciences, Inc.	694,162	57,067,058
	HCA Healthcare, Inc.	84,774	24,358,114
*	Hologic, Inc.	129,025	11,097,440
*	IDEXX Laboratories, Inc.	58,292	28,688,991
	McKesson Corp.	2,895	1,054,475
	Merck & Co., Inc.	493,090	56,937,102
*	Mettler-Toledo International, Inc.	14,593	21,765,460
*	Moderna, Inc.	113,771	15,119,028
*	Molina Healthcare, Inc.	14,694	4,377,196
*	Neogen Corp.	22,409	385,883
	Organon & Co.	149,872	3,691,347
*	Waters Corp.	17,940	5,388,458

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Zoetis, Inc.	201,953	$35,499,298

TOTAL HEALTH CARE			708,427,000

INDUSTRIALS — (14.2%)
	3M Co	310,822	33,015,513
	Allegion PLC	36,527	4,035,503
	Automatic Data Processing, Inc.	186,986	41,136,920
*	Boeing Co.	28,670	5,928,383
	Booz Allen Hamilton Holding Corp.	86,441	8,274,133
	Broadridge Financial Solutions, Inc.	81,226	11,811,073
	BWX Technologies, Inc.	1,500	96,870
	Carrier Global Corp.	290,466	12,147,288
	Caterpillar, Inc.	272,530	59,629,564
	CH Robinson Worldwide, Inc.	51,776	5,222,645
	Cintas Corp.	39,108	17,824,253
	CSX Corp.	400,646	12,275,793
	Deere & Co.	147,838	55,885,721
*	Delta Air Lines, Inc.	523,974	17,977,548
	Expeditors International of Washington, Inc.	20,865	2,375,272
	Fastenal Co.	1,537	82,752
	Honeywell International, Inc.	13,272	2,652,277
	Illinois Tool Works, Inc.	135,400	32,758,676
	JB Hunt Transport Services, Inc.	72,973	12,791,437
	Lennox International, Inc.	2,197	619,356
	Lockheed Martin Corp.	112,034	52,034,191
	Masco Corp.	12,069	645,812
	Old Dominion Freight Line, Inc.	14,497	4,644,694
	Otis Worldwide Corp.	20,717	1,767,160
	Paychex, Inc.	172,404	18,940,303
	Robert Half International, Inc.	52,584	3,838,632
	Rollins, Inc.	64,509	2,725,505
	Toro Co	34,841	3,632,523
	Union Pacific Corp.	308,247	60,323,938
	United Parcel Service, Inc., Class B	393,803	70,809,717
	United Rentals, Inc.	80,731	29,152,771
	Verisk Analytics, Inc.	23,111	4,486,076
	Waste Management, Inc.	218,335	36,254,527
	WW Grainger, Inc.	44,501	30,953,561

TOTAL INDUSTRIALS			656,750,387

INFORMATION TECHNOLOGY — (27.2%)
	Accenture PLC, Class A	293,879	82,371,345
*	Adobe, Inc.	25,365	9,576,809
	Apple, Inc.	1,441,023	244,512,783
	Applied Materials, Inc.	493,558	55,786,861
*	Aspen Technology, Inc.	8,509	1,506,093
*	Autodesk, Inc.	88,623	17,262,874
	Broadcom, Inc.	206,313	129,255,094
	CDW Corp.	99,547	16,882,176
	Dell Technologies, Inc., Class C	102,737	4,468,032
*	Dropbox, Inc., Class A	50,704	1,031,319
*	Enphase Energy, Inc.	100	16,420
*	Fair Isaac Corp.	9,573	6,968,665
*	Fortinet, Inc.	280,080	17,659,044
*	Gartner, Inc.	53,466	16,171,326
	Gen Digital, Inc.	289,435	5,114,316
*	GoDaddy, Inc., Class A	28,760	2,176,557
	International Business Machines Corp.	476,470	60,230,573

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
KLA Corp.	63,657	$24,605,977
* Kyndryl Holdings, Inc.	3,699	53,488
Lam Research Corp.	72,492	37,991,607
Microchip Technology, Inc.	100,546	7,338,853
Microsoft Corp.	828,326	254,511,447
NetApp, Inc.	99,721	6,271,454
NXP Semiconductors NV	6,032	987,680
Oracle Corp.	1,054,524	99,884,513
QUALCOMM, Inc.	560,047	65,413,490
Seagate Technology Holdings PLC	176,363	10,364,853
Teradyne, Inc.	116,513	10,646,958
Texas Instruments, Inc.	439,280	73,447,616
* VMware, Inc., Class A	7,968	996,239

TOTAL INFORMATION TECHNOLOGY		1,263,504,462

MATERIALS — (2.6%)
Avery Dennison Corp.	55,076	9,609,661
Ball Corp.	2,255	119,921
Berry Global Group, Inc.	30,253	1,748,926
CF Industries Holdings, Inc.	29,000	2,075,820
Crown Holdings, Inc.	89,288	7,659,125
LyondellBasell Industries NV, Class A	311,555	29,476,219
Nucor Corp.	249,069	36,907,044
# Scotts Miracle-Gro Co	673	44,963
Sealed Air Corp.	11,977	574,776
Sherwin-Williams Co	103,032	24,474,221
Southern Copper Corp.	6,256	480,648
Steel Dynamics, Inc.	60,618	6,301,241

TOTAL MATERIALS		119,472,565

TOTAL COMMON STOCKS Cost ($ 3,394,817,835)		4,603,436,981

TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund 4.760%	35,601,045	35,601,045

SECURITIES LENDING COLLATERAL — (0.1%)
@§ The DFA Short Term Investment Fund	309,583	3,580,945

TOTAL INVESTMENTS — (100.0%) (Cost $ 3,433,999,238)		$4,642,618,971

As of April 30, 2023, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index.	158	06/16/23	$31,525,576	$33,089,150	$1,563,574

Total Futures Contracts			$31,525,576	$33,089,150	$1,563,574

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$112,081,294	—	—	$112,081,294
Consumer Discretionary	521,505,537	$300,228	—	521,805,765
Consumer Staples.	622,027,210	—	—	622,027,210
Energy	131,285,955	—	—	131,285,955
Financials	468,082,343	—	—	468,082,343
Health Care.	708,427,000	—	—	708,427,000
Industrials	656,750,387	—	—	656,750,387
Information Technology.	1,263,504,462	—	—	1,263,504,462
Materials.	119,472,565	—	—	119,472,565
Temporary Cash Investments	35,601,045	—	—	35,601,045
Securities Lending Collateral	—	3,580,945	—	3,580,945
Futures Contracts**	1,563,574	—	—	1,563,574

TOTAL.	$4,640,301,372	$3,881,173	—	$4,644,182,545

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
	COMMON STOCKS — (90.2%)
	AUSTRALIA — (6.7%)
	ALS Ltd.	175,861	$1,534,868
	Ampol Ltd.	73,056	1,457,666
	Aristocrat Leisure Ltd.	68,427	1,730,892
	Aurizon Holdings Ltd.	3,322	7,553
#	BHP Group Ltd., Sponsored ADR	439,796	25,965,556
	BHP Group Ltd.,Class DI	502,867	14,866,182
	BlueScope Steel Ltd.	243,854	3,241,237
	Brambles Ltd.	713,130	6,755,356
	carsales.com Ltd.	58,997	935,592
	Cochlear Ltd.	6,486	1,063,494
	Coles Group Ltd.	339,105	4,096,448
	Computershare Ltd.	79,056	1,176,813
	Domino’s Pizza Enterprises Ltd.	20,348	684,904
	Eagers Automotive Ltd.	21,683	204,763
	Endeavour Group Ltd.	306,354	1,380,798
	Fortescue Metals Group Ltd.	512,459	7,170,131
	IDP Education Ltd.	20,461	384,396
	Iluka Resources Ltd.	120,140	882,785
	James Hardie Industries PLC, CDI	166,749	3,721,020
#	JB Hi-Fi Ltd.	56,863	1,682,901
	Lottery Corp. Ltd.	328,285	1,100,734
	Medibank Pvt Ltd.	1,041,299	2,464,294
	Metcash Ltd.	423,718	1,098,071
	Mineral Resources Ltd.	60,913	3,004,876
	Netwealth Group Ltd.	2,857	25,962
	New Hope Corp. Ltd.	134,418	475,156
	Pro Medicus Ltd.	17,321	710,973
*	Qantas Airways Ltd.	121,631	536,386
	Ramsay Health Care Ltd.	30,849	1,326,545
	REA Group Ltd.	20,063	1,886,893
	Rio Tinto Ltd.	109,286	8,196,954
	Sonic Healthcare Ltd.	194,188	4,577,582
	Technology One Ltd.	60,633	611,291
	Telstra Group Ltd.	1,132,094	3,284,447
Ω	Viva Energy Group Ltd.	265,877	549,567
	Wesfarmers Ltd.	247,354	8,556,816
	Whitehaven Coal Ltd.	259,541	1,245,479
	Woodside Energy Group Ltd.	43,773	992,687
	Woolworths Group Ltd.	292,098	7,535,198
#	Yancoal Australia Ltd.	53,506	197,804

	TOTAL AUSTRALIA		127,321,070

	AUSTRIA — (0.2%)
	ANDRITZ AG	7,142	463,843
	OMV AG	49,981	2,365,237
	Verbund AG	6,062	539,885

	TOTAL AUSTRIA		3,368,965

	BELGIUM — (0.5%)
	Anheuser-Busch InBev SA	42,007	2,731,271
	Solvay SA	33,320	3,999,020
#	Umicore SA	51,735	1,698,228

	TOTAL BELGIUM		8,428,519

927

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (9.2%)
	Alimentation Couche-Tard, Inc.	184,394	$9,203,028
	ARC Resources Ltd.	303,606	3,771,406
	B2Gold Corp.	139,030	546,946
#	BCE, Inc.	22,691	1,090,720
	BRP, Inc.	1,600	119,535
	Canadian National Railway Co.	111,799	13,329,686
	Canadian Natural Resources Ltd.	277,342	16,909,542
#	Canadian Tire Corp. Ltd., Class A	22,173	2,906,703
	CCL Industries, Inc., Class B	56,629	2,662,903
	Cenovus Energy, Inc.	224,732	3,775,498
*	CGI, Inc.	82,222	8,342,567
	Constellation Software, Inc.	4,441	8,692,278
	Dollarama, Inc.	54,095	3,350,668
	Element Fleet Management Corp.	8,200	107,247
	Empire Co. Ltd., Class A	68,713	1,845,060
	Endeavour Mining PLC	2,700	69,510
	FirstService Corp.	10,444	1,572,075
	George Weston Ltd.	33,809	4,539,642
	Gildan Activewear, Inc.	60,328	1,965,486
	Imperial Oil Ltd.	39,306	2,001,855
#	Keyera Corp.	40,622	955,847
	Loblaw Cos. Ltd.	72,648	6,832,885
	Lundin Mining Corp.	191,354	1,461,796
#	Magna International, Inc.	123,672	6,449,252
*	MEG Energy Corp.	17,000	283,072
	Metro, Inc.	22,372	1,275,097
	National Bank of Canada	85,776	6,396,243
	Northland Power, Inc.	73,593	1,806,623
	Nutrien Ltd.	82,218	5,705,929
#	Open Text Corp.	51,555	1,952,713
	Parkland Corp.	13,156	310,244
	Pembina Pipeline Corp.	84,137	2,770,631
	Quebecor, Inc., Class B	49,134	1,268,196
#	Restaurant Brands International, Inc.	71,837	5,037,070
#	Ritchie Bros Auctioneers, Inc.	30,532	1,746,736
	Rogers Communications, Inc.,Class B	149,592	7,390,533
	Royal Bank of Canada.	17,476	1,735,024
	Stantec, Inc.	1,995	119,919
	Suncor Energy, Inc.	312,102	9,775,028
	Teck Resources Ltd., Class B	155,052	7,225,423
	TFI International, Inc.	25,500	2,748,331
	Toromont Industries Ltd.	28,093	2,270,083
	Tourmaline Oil Corp.	101,517	4,560,903
	Waste Connections, Inc.	14,529	2,021,710
	West Fraser Timber Co. Ltd.	37,788	2,733,309
#	Whitecap Resources, Inc.	267,985	2,112,470
	WSP Global, Inc.	1,007	132,902

TOTAL CANADA			173,880,324

CHINA — (0.0%)
Ω	BOC Aviation Ltd.	12,800	101,452

DENMARK — (3.5%)
	Coloplast AS, Class B	2,776	399,968
	Novo Nordisk AS, Class B	372,329	61,938,549
	Pandora AS	48,988	4,534,418

TOTAL DENMARK			66,872,935

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (1.2%)
	Elisa Oyj	52,630	$3,268,391
	Kesko Oyj, Class A	56,342	1,169,134
	Kesko Oyj, Class B	137,221	2,860,762
	Kone Oyj, Class B	99,566	5,680,314
	Metso Outotec Oyj	184,415	2,036,075
	Neste Oyj	92,985	4,506,464
	Orion Oyj, Class A	1,898	89,022
	Orion Oyj, Class B	20,686	971,686
	Sampo Oyj, Class A	25,060	1,270,917

TOTAL FINLAND			21,852,765

FRANCE — (9.4%)
#	Airbus SE	114,996	16,103,428
	Bouygues SA	20,548	752,452
	Bureau Veritas SA	121,130	3,492,796
	Capgemini SE	8,827	1,609,668
	Carrefour SA	72,469	1,507,399
	Eiffage SA	41,236	4,908,066
*	Faurecia SE	3,633	75,136
	Hermes International	6,104	13,252,245
	Ipsen SA	18,178	2,204,358
	Kering SA	19,489	12,480,107
Ω	La Francaise des Jeux SAEM	24,456	1,045,294
#	L’Oreal SA	2,001	956,312
#	LVMH Moet Hennessy Louis Vuitton SE	69,704	67,046,964
	Orange SA	448,662	5,839,746
	Sartorius Stedim Biotech	5,109	1,368,694
	STMicroelectronics NV	116,439	4,980,921
#	STMicroelectronics NV	62,419	2,676,527
#	Teleperformance	19,246	3,846,420
	TotalEnergies SE	540,916	34,564,484

TOTAL FRANCE			178,711,017

GERMANY — (6.0%)
	Adidas AG	38,677	6,811,253
	Bayer AG	221,721	14,632,762
	Bechtle AG	21,340	992,506
	Brenntag SE	57,188	4,661,087
	Deutsche Boerse AG	13,500	2,574,568
	Deutsche Post AG	219,519	10,558,771
	Deutsche Telekom AG	866,133	20,884,005
	E.ON SE	921,447	12,188,666
	GEA Group AG	24,342	1,144,874
#Ω	Hapag-Lloyd AG	10,586	3,291,737
	Infineon Technologies AG	213,492	7,774,689
	Knorr-Bremse AG	24,707	1,731,756
	Mercedes-Benz Group AG	127,975	9,980,259
	Nemetschek SE	19,755	1,544,116
	Puma SE	36,497	2,138,654
	Rational AG	1,286	931,410
	Rheinmetall AG	17,613	5,158,720
	RTL Group SA	11,416	535,115
	RWE AG	54,594	2,559,707
	Telefonica Deutschland Holding AG	536,334	1,812,258
	Volkswagen AG	8,594	1,442,870
	Wacker Chemie AG	6,400	989,770

TOTAL GERMANY			114,339,553

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (2.1%)
	AIA Group Ltd.	688,800	$7,499,015
Ω	Budweiser Brewing Co. APAC Ltd.	407,500	1,177,353
#*	Cathay Pacific Airways Ltd.	102,000	98,698
	Chow Tai Fook Jewellery Group Ltd.	1,069,800	2,148,385
	HKT Trust & HKT Ltd.	2,020,000	2,654,829
	Hong Kong Exchanges & Clearing Ltd.	278,737	11,572,296
	PCCW Ltd.	69,270	36,133
	Prada SpA	215,800	1,588,866
*Ω	Samsonite International SA	72,000	228,157
	SITC International Holdings Co. Ltd.	679,000	1,255,934
	Techtronic Industries Co. Ltd.	571,500	6,182,765
Ω	WH Group Ltd.	4,329,363	2,410,323
	Xinyi Glass Holdings Ltd.	1,011,000	1,849,665

TOTAL HONG KONG			38,702,419

IRELAND — (0.5%)
	CRH PLC, Sponsored ADR	84,212	4,084,282
	Kingspan Group PLC	38,555	2,671,852
	Smurfit Kappa Group PLC	81,795	3,030,434

TOTAL IRELAND			9,786,568

ISRAEL — (0.5%)
#	Ashtrom Group Ltd.	2,929	46,162
	Bank Leumi Le-Israel BM	262,536	2,081,039
	Bezeq The Israeli Telecommunication Corp. Ltd.	544,901	741,843
	Delek Group Ltd.	2,421	263,732
	Electra Ltd.	205	88,057
*	Fattal Holdings 1998 Ltd.	1,155	103,774
	First International Bank of Israel Ltd.	2,446	88,873
	Harel Insurance Investments & Financial Services Ltd.	38,263	343,452
	ICL Group Ltd.	115,400	716,729
	Mizrahi Tefahot Bank Ltd.	42,974	1,409,258
*	Nova Ltd.	6,296	585,412
	Phoenix Holdings Ltd.	63,853	685,038
	Shufersal Ltd.	28,731	146,452
	Strauss Group Ltd.	4,982	111,089
*	Tower Semiconductor Ltd.	29,421	1,311,180

TOTAL ISRAEL			8,722,090

ITALY — (1.7%)
	Amplifon SpA	35,001	1,284,883
	CNH Industrial NV	26,275	369,737
	Enel SpA	36,731	250,950
	Eni SpA	673,128	10,169,226
	Ferrari NV	19,434	5,415,100
*	Iveco Group NV	27,868	250,749
	Moncler SpA	20,032	1,485,997
	Recordati Industria Chimica e Farmaceutica SpA	34,508	1,588,487
#	Stellantis NV	716,336	11,881,558

TOTAL ITALY			32,696,687

JAPAN — (18.6%)
	Advantest Corp.	43,600	3,397,829
	Aeon Co. Ltd.	186,800	3,807,357
	AGC, Inc.	49,800	1,856,786
	Air Water, Inc.	89,500	1,130,902
	Ajinomoto Co., Inc.	111,400	4,006,428

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Amvis Holdings, Inc.	2,200	$47,910
	Asics Corp.	7,100	198,454
	Bandai Namco Holdings, Inc.	148,200	3,366,424
	BayCurrent Consulting, Inc.	54,000	1,877,039
	Benefit One, Inc.	16,500	227,111
	BIPROGY, Inc.	34,900	841,424
	Bridgestone Corp.	2,200	88,348
	Capcom Co. Ltd.	77,800	2,923,537
	Chugai Pharmaceutical Co. Ltd.	154,000	3,974,068
	Cosmo Energy Holdings Co. Ltd.	33,900	1,083,752
	Cosmos Pharmaceutical Corp.	8,000	786,842
	CyberAgent, Inc.	178,700	1,559,443
	Daicel Corp.	38,900	306,682
	Daikin Industries Ltd.	27,500	4,994,854
	Daito Trust Construction Co. Ltd.	32,800	3,108,708
	Daiwa House Industry Co. Ltd.	23,700	604,077
	Disco Corp.	38,500	4,383,424
	Ebara Corp.	14,400	630,019
	ENEOS Holdings, Inc.	1,770,400	6,298,241
	Fast Retailing Co. Ltd.	39,600	9,377,345
	Food & Life Cos. Ltd.	35,600	857,468
	Fuji Electric Co. Ltd.	27,900	1,126,197
	Fuji Kyuko Co. Ltd.	3,000	115,236
	Fujikura Ltd.	34,900	237,952
	Fujitsu Ltd.	53,100	7,077,020
	GMO internet group, Inc.	28,200	567,290
	GMO Payment Gateway, Inc.	15,500	1,212,283
	Goldwin, Inc.	10,300	935,879
	Hakuhodo DY Holdings, Inc.	10,500	123,725
	Hitachi Ltd.	264,700	14,641,778
	Hoya Corp.	78,800	8,262,572
	Ibiden Co. Ltd.	55,000	2,164,042
	Idemitsu Kosan Co. Ltd.	114,800	2,444,441
	IHI Corp.	73,200	1,844,501
	Information Services International-Dentsu Ltd.	4,500	158,635
	Inpex Corp.	249,400	2,729,196
	Internet Initiative Japan, Inc.	47,200	976,767
#	Ito En Ltd.	23,100	714,536
	Itochu Techno-Solutions Corp.	43,100	1,116,099
	Iwatani Corp.	18,300	866,373
	Japan Exchange Group, Inc.	223,100	3,622,649
	Japan Tobacco, Inc.	56,800	1,222,158
	JFE Holdings, Inc.	272,400	3,222,573
	Kakaku.com, Inc.	49,100	675,553
	Kao Corp.	58,900	2,380,059
	KDDI Corp.	492,100	15,362,442
	Kobe Bussan Co. Ltd.	50,200	1,404,014
	Komatsu Ltd.	131,400	3,267,900
	Konami Group Corp.	30,400	1,495,801
	Kuraray Co. Ltd.	1,800	16,833
	Kurita Water Industries Ltd.	15,500	649,587
	Lasertec Corp.	17,900	2,435,224
	Lawson, Inc.	28,900	1,312,686
	M3, Inc.	84,900	2,083,953
	McDonald’s Holdings Co. Japan Ltd.	28,400	1,183,151
	Minebea Mitsumi, Inc.	176,800	3,274,093
	MISUMI Group, Inc.	99,300	2,505,060
	Mitsubishi Chemical Group Corp.	708,100	4,154,168
	Mitsubishi HC Capital, Inc.	364,550	1,892,282

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Mitsubishi Motors Corp.	161,300	$619,978
	Mitsui Chemicals, Inc.	101,800	2,575,642
	Mitsui High-Tec, Inc.	7,400	446,265
	MonotaRO Co. Ltd.	91,700	1,387,320
	Murata Manufacturing Co. Ltd.	138,000	7,829,592
	NET One Systems Co. Ltd.	25,230	594,882
	NGK Insulators Ltd.	27,800	348,941
	Nichirei Corp.	51,200	1,050,373
	Nifco, Inc.	33,900	974,980
	Nihon M&A Center Holdings, Inc.	96,400	736,866
	Nintendo Co. Ltd.	265,000	11,203,503
	Nippon Express Holdings, Inc.	40,100	2,353,145
	Nippon Sanso Holdings Corp.	82,800	1,493,934
	Nippon Steel Corp.	197,700	4,222,360
	Nissan Chemical Corp.	53,600	2,382,094
	Niterra Co. Ltd.	26,500	555,435
	Nitori Holdings Co. Ltd.	5,300	674,880
	Nomura Research Institute Ltd.	69,500	1,748,589
	NTT Data Corp.	164,700	2,237,144
	Olympus Corp.	241,400	4,226,049
	Open House Group Co. Ltd.	40,500	1,618,896
	Oracle Corp.	14,200	1,019,117
	Otsuka Corp.	36,000	1,310,365
	Pan Pacific International Holdings Corp.	203,000	3,793,447
*	Park24 Co. Ltd.	41,100	635,286
	Persol Holdings Co. Ltd.	78,800	1,624,810
	Rakus Co. Ltd.	27,000	410,383
	Recruit Holdings Co. Ltd.	267,200	7,495,918
	Relo Group, Inc.	42,700	663,831
*	Renesas Electronics Corp.	312,600	4,073,944
	Sanwa Holdings Corp.	92,100	1,008,785
	SCREEN Holdings Co. Ltd.	9,500	772,722
	SCSK Corp.	78,100	1,179,139
	Seiko Epson Corp.	166,100	2,540,290
	Seven & I Holdings Co. Ltd.	150,600	6,824,807
	SG Holdings Co. Ltd.	140,300	2,018,891
*	Sharp Corp.	35,100	250,158
*	SHIFT, Inc.	4,100	763,265
	Shimano, Inc.	17,000	2,629,091
	Shin-Etsu Chemical Co. Ltd.	348,500	9,944,732
	Shinko Electric Industries Co. Ltd.	30,300	899,653
*	Skylark Holdings Co. Ltd.	116,300	1,560,427
	SMS Co. Ltd.	24,200	568,702
	SoftBank Corp.	686,600	7,730,299
	Sony Group Corp.	328,700	29,738,705
	Subaru Corp.	61,000	995,631
	SUMCO Corp.	159,800	2,200,710
	Sumitomo Forestry Co. Ltd.	28,100	607,078
	Sundrug Co. Ltd.	27,400	755,216
	Sysmex Corp.	36,000	2,315,635
	Taiyo Yuden Co. Ltd.	59,000	1,806,498
	TDK Corp.	209,500	7,202,379
	TechnoPro Holdings, Inc.	51,200	1,396,924
	TIS, Inc.	83,600	2,295,632
#	Toei Animation Co. Ltd.	900	91,702
	Tokyo Century Corp.	20,500	705,244
	Tokyo Electron Ltd.	99,100	11,347,494
	Toyota Boshoku Corp.	35,400	560,337
	Toyota Tsusho Corp.	25,300	1,051,652

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
	JAPAN — (Continued)
	Trend Micro, Inc.	59,500	$2,907,376
	Unicharm Corp.	63,600	2,567,526
	USS Co. Ltd.	88,900	1,493,874
*	Visional, Inc.	1,400	73,421
	Welcia Holdings Co. Ltd.	38,200	799,795
#	Workman Co. Ltd.	8,900	362,552
	Yamaha Motor Co. Ltd.	166,500	4,317,551
	Yaoko Co. Ltd.	6,000	314,518
	Yaskawa Electric Corp.	60,800	2,476,118
	Zenkoku Hosho Co. Ltd.	22,900	841,669
	Zensho Holdings Co. Ltd.	40,200	1,277,271
	ZOZO, Inc.	46,300	974,353

	TOTAL JAPAN		351,684,971

	NETHERLANDS — (3.2%)
	ASML Holding NV	25,123	15,943,367
	ASML Holding NV	66,262	42,199,617
	Koninklijke KPN NV	413,812	1,509,125
	Universal Music Group NV	10,214	223,149
	Wolters Kluwer NV	11,162	1,478,895

	TOTAL NETHERLANDS		61,354,153

	NEW ZEALAND — (0.3%)
*	Air New Zealand Ltd.	444,641	209,495
	Chorus Ltd.	314,405	1,681,118
	Fisher & Paykel Healthcare Corp. Ltd.	102,573	1,759,425
	Mainfreight Ltd.	15,626	693,996
	Spark New Zealand Ltd.	590,412	1,913,024

	TOTAL NEW ZEALAND		6,257,058

	NORWAY — (0.7%)
	AF Gruppen ASA	2,392	36,406
	Aker BP ASA	47,410	1,133,375
Ω	Elkem ASA	50,305	170,262
	Equinor ASA	294,080	8,466,861
	Telenor ASA	153,214	1,911,826
	TGS ASA	38,625	605,731
	Yara International ASA	22,249	895,941

	TOTAL NORWAY		13,220,402

	PORTUGAL — (0.1%)
	Galp Energia SGPS SA	113,250	1,368,478
	Jeronimo Martins SGPS SA	47,427	1,196,830
	TOTAL PORTUGAL		2,565,308
	SINGAPORE — (1.0%)
	DBS Group Holdings Ltd.	386,358	9,546,888
	DFI Retail Group Holdings Ltd.	93,600	281,705
	Jardine Cycle & Carriage Ltd.	29,400	748,781
	Olam Group Ltd.	413,800	499,458
	Sembcorp Industries Ltd.	350,100	1,126,499
	Singapore Exchange Ltd.	295,300	2,125,163
	Singapore Technologies Engineering Ltd.	578,800	1,575,681
	United Overseas Bank Ltd.	19,600	416,264
	Wilmar International Ltd.	554,800	1,638,721

	TOTAL SINGAPORE		17,959,160

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (2.0%)
	Acciona SA	7,364	$1,364,467
	ACS Actividades de Construccion y Servicios SA	26,635	915,775
*Ω	Aena SME SA	13,339	2,246,513
*	Amadeus IT Group SA	51,554	3,623,473
	Endesa SA	100,465	2,253,703
	Ferrovial SA	43,769	1,372,307
#	Industria de Diseno Textil SA	196,125	6,742,143
	Repsol SA	593,804	8,722,803
	Telefonica SA	2,166,567	9,840,956

TOTAL SPAIN			37,082,140

SWEDEN — (2.5%)
	AddTech AB, Class B	79,454	1,592,432
	Atlas Copco AB, Class A	593,536	8,584,977
	Atlas Copco AB, Class B	344,908	4,424,066
#	Avanza Bank Holding AB	56,226	1,196,338
	Axfood AB	37,200	923,198
	Beijer Ref AB	14,877	243,353
#	Boliden AB	57,517	2,055,478
	Epiroc AB, Class A	133,951	2,683,450
	Epiroc AB, Class B	80,900	1,392,947
#	H & M Hennes & Mauritz AB, Class B	201,936	2,960,539
#	Hexatronic Group AB	10,360	87,632
	Indutrade AB	95,244	2,286,989
	Kindred Group PLC, SDR	95,508	1,175,429
	Lagercrantz Group AB, Class B	37,204	478,793
	Lifco AB, Class B	25,965	592,119
	Medicover AB, Class B	18,708	308,458
*	Millicom International Cellular SA, SDR	52,857	948,058
	Sectra AB, Class B	50,936	804,295
	Sweco AB, Class B	75,626	1,013,831
	Tele2 AB, Class B	223,821	2,378,358
#	Telefonaktiebolaget LM Ericsson, Class A	8,874	54,420
#Ω	Thule Group AB	46,518	1,345,467
	Volvo AB, Class B	59,059	1,250,643
	Volvo AB, Class B	431,676	8,875,561

TOTAL SWEDEN			47,656,831

SWITZERLAND — (6.7%)
*	Accelleron Industries AG	8,653	213,425
	EMS-Chemie Holding AG	888	729,316
#	Geberit AG	14,079	8,018,862
#	Kuehne & Nagel International AG	24,938	7,388,030
	Nestle SA	19,801	2,540,261
	Partners Group Holding AG	7,501	7,281,467
#	Roche Holding AG	8,192	2,772,185
	Roche Holding AG	183,630	57,501,925
	Schindler Holding AG	4,016	857,909
	SGS SA	57,700	5,221,580
	Sika AG	49,049	13,548,457
	Sonova Holding AG	24,134	7,653,522
	Straumann Holding AG	26,920	4,050,129
	Swisscom AG	10,077	6,918,368
Ω	VAT Group AG	6,795	2,397,204

TOTAL SWITZERLAND			127,092,640

UNITED KINGDOM — (12.9%)
	Admiral Group PLC	101,048	2,936,871

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	Airtel Africa PLC	115,545	$174,418
	Anglo American PLC	335,117	10,326,351
	Antofagasta PLC	24,202	445,147
	Ashtead Group PLC	224,550	12,946,682
Ω	Auto Trader Group PLC	383,457	3,066,495
	B&M European Value Retail SA	461,205	2,784,271
	BP PLC, Sponsored ADR	487,517	19,637,185
	BP PLC	165,519	1,110,466
	BT Group PLC	3,266,096	6,523,346
	Burberry Group PLC	192,103	6,270,623
	Centrica PLC	3,492,389	5,018,391
#	Diageo PLC, Sponsored ADR	106,135	19,688,042
	Diageo PLC	80,730	3,682,587
*††	Evraz PLC	188,057	0
	Experian PLC	211,338	7,482,396
	Glencore PLC	1,388,177	8,193,901
	GSK PLC	1,144,717	20,642,869
	Hargreaves Lansdown PLC	120,292	1,217,866
	Howden Joinery Group PLC	331,968	2,861,689
	Imperial Brands PLC	553,895	13,711,163
	Intertek Group PLC	77,727	4,066,227
	JD Sports Fashion PLC	1,434,096	2,910,593
	Man Group PLC	198,349	567,272
	Next PLC	63,730	5,407,284
	RELX PLC, Sponsored ADR	334,644	11,080,063
	RELX PLC	74,172	2,469,875
	Rentokil Initial PLC	908,866	7,235,715
	Rightmove PLC	361,876	2,619,286
	Rio Tinto PLC	94,176	5,986,991
	Rio Tinto PLC, Sponsored ADR	251,488	16,092,717
	Softcat PLC	31,366	528,479
	Spirax-Sarco Engineering PLC	2,984	416,984
	SSE PLC	2,693	62,136
#	Unilever PLC, Sponsored ADR	536,146	29,772,187
	Unilever PLC	110,930	6,177,758

TOTAL UNITED KINGDOM			244,114,326

UNITED STATES — (0.7%)
	Ferguson PLC	94,077	13,292,925

TOTAL COMMON STOCKS			1,707,064,278

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
*	Dr Ing hc F Porsche AG	9,979	1,249,560
	Sartorius AG	6,967	2,707,998
	Volkswagen AG	41,353	5,646,742

TOTAL GERMANY			9,604,300

TOTAL INVESTMENT SECURITIES (Cost $1,448,935,564)			1,716,668,578

			Value†
SECURITIES LENDING COLLATERAL — (9.3%) @§ The DFA Short Term Investment Fund		15,276,607	176,704,508

TOTAL INVESTMENTS — (100.0%) (Cost $1,625,616,233)			$1,893,373,086

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of April 30, 2023, International High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	3	06/16/23	$615,710	$628,275	$12,565

Total Futures Contracts			$615,710	$628,275	$12,565

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$25,965,556	$101,355,514	—	$127,321,070
Austria	—	3,368,965	—	3,368,965
Belgium	—	8,428,519	—	8,428,519
Canada	173,880,324	—	—	173,880,324
China	—	101,452	—	101,452
Denmark	—	66,872,935	—	66,872,935
Finland	—	21,852,765	—	21,852,765
France	2,676,527	176,034,490	—	178,711,017
Germany	—	114,339,553	—	114,339,553
Hong Kong	—	38,702,419	—	38,702,419
Ireland	4,084,282	5,702,286	—	9,786,568
Israel	687,721	8,034,369	—	8,722,090
Italy	5,083,230	27,613,457	—	32,696,687
Japan	—	351,684,971	—	351,684,971
Netherlands	42,199,617	19,154,536	—	61,354,153
New Zealand	—	6,257,058	—	6,257,058
Norway	—	13,220,402	—	13,220,402
Portugal	—	2,565,308	—	2,565,308
Singapore	—	17,959,160	—	17,959,160
Spain.	—	37,082,140	—	37,082,140
Sweden	—	47,656,831	—	47,656,831
Switzerland	—	127,092,640	—	127,092,640
United Kingdom	96,270,194	147,844,132	—	244,114,326
United States	—	13,292,925	—	13,292,925
Preferred Stocks Germ any	—	9,604,300	—	9,604,300
Securities Lending Collateral	—	176,704,508	—	176,704,508
Futures Contracts**	12,565	—	—	12,565

TOTAL	$350,860,016	$1,542,525,635	—	$1,893,385,651

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (99.2%)
BRAZIL — (3.7%)
*	3R Petroleum Oleo E Gas SA	28,153	$178,757
	Allied Tecnologia SA	4,400	4,111
	Alper Consultoria e Corretora de Seguros SA	1,700	9,339
*	Anima Holding SA	73,507	34,043
	Atacadao SA	87,035	187,583
	Banco Modal SA	107,400	42,204
	Bemobi Mobile Tech SA	10,600	29,051
	Boa Safra Sementes SA	7,900	17,359
	Boa Vista Servicos SA	11,700	17,640
	BrasilAgro—Co. Brasileira de Propriedades Agricolas	12,858	62,282
*	BRF SA	101,732	129,312
	Camil Alimentos SA	21,849	31,540
	CCR SA	173,755	472,725
	Cia Brasileira de Aluminio	30,044	31,804
*	Cia Brasileira de Distribuicao	34,739	104,472
	Cia Siderurgica Nacional SA, Sponsored ADR	12,486	35,585
	Cia Siderurgica Nacional SA	96,638	275,317
	Cielo SA	224,100	245,316
*	Cogna Educacao SA	349,792	143,064
*	Construtora Tenda SA	32,534	38,093
	Cosan SA	176,951	531,442
	Cruzeiro do Sul Educacional SA	17,600	8,575
	CSU Digital SA	6,673	15,385
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	58,948	182,595
Ω	Desktop—Sigmanet Comunicacao Multimidia S.A	5,200	9,195
	Dexco SA	52,366	61,838
	Diagnosticos da America SA	16,300	27,614
	Dimed SA Distribuidora da Medicamentos	27,700	57,646
	Direcional Engenharia SA	16,400	51,622
*	Embraer SA	110,682	430,940
*	Embraer SA, Sponsored ADR	6,184	95,543
	Empreendimentos Pague Menos SA	27,995	16,501
	Enauta Participacoes SA	16,500	38,208
	Eternit SA	9,700	18,203
	Even Construtora e Incorporadora SA	38,300	38,778
	Ez Tec Empreendimentos e Participacoes SA	17,678	51,498
	Fras-Le SA	12,900	24,260
	Grendene SA	66,260	108,534
	Grupo De Moda Soma SA	113,472	191,099
*	Grupo Mateus SA	70,800	78,212
	Grupo SBF SA	8,600	13,242
	Guararapes Confeccoes SA	16,144	13,691
*Ω	Hapvida Participacoes e Investimentos SA	126,503	70,000
*	Hidrovias do Brasil SA	45,180	23,189
*	International Meal Co. Alimentacao SA, Class A	20,700	8,715
	Iochpe-Maxion SA	25,700	58,482
	Irani Papel e Embalagem SA	23,183	40,344
*	IRB-Brasil Resseguros SA	11,995	75,678
	Jalles Machado SA	30,700	48,378
	JHSF Participacoes SA	78,158	60,799
	JSL SA	9,600	13,858
*	Kora Saude Participacoes SA	76,400	16,696
	Lavvi Empreendimentos Imobiliarios Ltda	16,300	17,647
*Ω	Locaweb Servicos de Internet SA	72,900	76,878
*	Lojas Quero Quero SA	28,300	23,320

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Lojas Renner SA	91,917	$291,905
	M Dias Branco SA	15,468	88,693
*Ω	Meliuz SA	56,100	9,673
	Mills Estruturas e Servicos de Engenharia SA	42,900	78,699
*	Moura Dubeux Engenharia SA	6,800	7,594
	Movida Participacoes SA	25,489	43,999
	MRV Engenharia e Participacoes SA	53,300	76,940
	Multilaser Industrial SA	25,317	10,101
	Natura & Co. Holding SA	159,364	353,375
	Pet Center Comercio e Participacoes SA	29,620	36,640
	Porto Seguro SA	35,644	179,585
	Positivo Tecnologia SA	28,500	42,797
	Qualicorp Consultoria e Corretora de Seguros SA	15,700	12,496
Ω	Rede D’Or Sao Luiz SA	47,473	217,672
	Romi SA	7,762	23,312
	Sao Carlos Empreendimentos e Participacoes SA	4,400	14,458
	Sao Martinho SA	33,622	211,663
	Tegma Gestao Logistica SA	6,400	24,174
	TIM SA	154,756	434,377
	Tres Tentos Agroindustrial SA	33,097	71,996
	Trisul SA	19,000	13,409
	Tupy SA	12,000	53,651
	Ultrapar Participacoes SA	133,588	386,746
	Usinas Siderurgicas de Minas Gerais SA Usiminas	24,300	34,347
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	13,000	27,419
*	Via SA	217,256	80,146
	Vibra Energia SA	193,005	510,780
	Vulcabras Azaleia SA	13,400	35,758
	YDUQS Participacoes SA	44,975	73,218
*	Zamp SA	33,371	28,100

TOTAL BRAZIL			8,161,925

CHILE — (0.4%)
	Banco de Credito e Inversiones SA	957	28,867
	Banco Itau Chile SA	20,523,221	46,271
	CAP SA	6,796	47,574
	Cia Sud Americana de Vapores SA	1,129,995	115,470
	Clinica Las Condes SA	256	3,488
	Empresa Nacional de Telecomunicaciones SA	26,039	108,317
	Empresas CMPC SA	134,022	210,019
	Grupo Security SA	1,076	227
	Hortifrut SA	12,891	20,384
	Inversiones Aguas Metropolitanas SA	21,346	14,808
	Inversiones La Construccion SA	3,920	24,766
	PAZ Corp. SA	24,759	13,572
	Ripley Corp. SA	148,996	30,233
	Salfacorp SA	72,948	29,613
	Sigdo Koppers SA	27,885	39,379
	SMU SA	76,435	13,351
	Sociedad Matriz SAAM SA	472,935	48,222
	SONDA SA	85,422	43,690

TOTAL CHILE			838,251

CHINA — (24.1%)
*	361 Degrees International Ltd.	154,000	86,994
Ω	3SBio, Inc.	272,500	273,035
	5I5J Holding Group Co. Ltd., Class A	18,200	8,244

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	AAC Technologies Holdings, Inc.	153,500	$324,526
Ω	AAG Energy Holdings Ltd.	167,000	34,989
	Accelink Technologies Co. Ltd., Class A	6,300	21,817
	ADAMA Ltd., Class A	18,500	22,857
	Addsino Co. Ltd., Class A	24,700	36,214
*	Advanced Technology & Materials Co. Ltd., Class A	28,900	36,691
	Aerospace Hi-Tech Holdings Group Ltd., Class A	22,100	31,001
#*	Agile Group Holdings Ltd.	252,000	51,272
*	Agora, Inc., ADR	2,073	6,945
*	Air China Ltd., Class H	28,000	24,785
	Ajisen China Holdings Ltd.	105,000	13,135
*	Alibaba Pictures Group Ltd.	2,180,000	138,728
Ω	A-Living Smart City Services Co. Ltd.	123,000	98,786
	Aluminum Corp. of China Ltd., Class H	678,000	402,773
	Angang Steel Co. Ltd., Class H	264,600	87,897
	Anhui Construction Engineering Group Co. Ltd., Class A	37,200	33,903
	Anhui Guangxin Agrochemical Co. Ltd., Class A	6,300	26,588
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	10,900	14,683
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	7,400	34,452
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	13,300	15,923
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	14,000	23,820
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	24,400	18,516
	Anhui Jinhe Industrial Co. Ltd., Class A	4,300	16,037
*	Anhui Tatfook Technology Co. Ltd., Class A	7,100	9,370
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	14,800	15,267
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	43,500	73,460
*Ω	Antengene Corp. Ltd.	34,000	11,743
*	Anton Oilfield Services Group	374,000	21,760
	Aoshikang Technology Co. Ltd., Class A	7,300	42,410
*	Aotecar New Energy Technology Co. Ltd., Class A	60,800	22,691
*††	Aoyuan Healthy Life Group Co. Ltd.	7,000	311
	APT Satellite Holdings Ltd.	118,000	38,077
*Ω	Archosaur Games, Inc.	20,000	12,715
	Art Group Holdings Ltd.	15,000	458
*	Asia—Potash International Investment Guangzhou Co. Ltd., Class A	10,400	36,679
	Asia Cement China Holdings Corp.	115,000	50,459
?	AsiaInfo Technologies Ltd.	26,000	47,596
	AviChina Industry & Technology Co. Ltd., Class H	447,000	241,609
#Ω	BAIC Motor Corp. Ltd., Class H	336,000	94,564
	Bank of Changsha Co. Ltd., Class A	63,900	75,624
	Bank of Chongqing Co. Ltd., Class H	69,500	39,440
*	Bank of Gansu Co. Ltd., Class H	66,000	7,567
	Bank of Guiyang Co. Ltd., Class A	38,500	31,436
	Bank of Guizhou Co. Ltd., Class H	36,000	9,531
	Bank of Suzhou Co. Ltd., Class A	44,550	48,397
*	Bank of Tianjin Co. Ltd., Class H	100,500	23,959
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	131,890	18,168
*	Baoye Group Co. Ltd., Class H	50,000	26,710
*	Baozun, Inc., Class A	22,700	34,632
	BBMG Corp., Class H	526,000	67,854
	Beibuwan Port Co. Ltd., Class A	20,900	25,883
	Beijing Capital Development Co. Ltd., Class A	63,400	40,974
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	97,760	42,401
*	Beijing Capital International Airport Co. Ltd., Class H	182,000	141,786
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	27,000	27,590
	Beijing Easpring Material Technology Co. Ltd., Class A	6,200	48,069
*	Beijing Energy International Holding Co. Ltd.	1,042,000	25,854
	Beijing Enterprises Holdings Ltd.	96,000	398,399
	Beijing Enterprises Urban Resources Group Ltd.	140,000	8,756

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Enterprises Water Group Ltd.	832,000	$211,275
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	14,852	21,193
	Beijing Haixin Energy Technology Co. Ltd., Class A	29,300	15,337
*	Beijing Health Holdings Ltd.	768,000	7,042
*	Beijing Jetsen Technology Co. Ltd., Class A	31,300	31,534
	Beijing Jingyuntong Technology Co. Ltd., Class A	21,500	19,577
	Beijing North Star Co. Ltd., Class H	92,000	10,553
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	85,200	23,890
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	27,100	44,885
	Beijing Originwater Technology Co. Ltd., Class A	41,062	32,450
	Beijing Sinnet Technology Co. Ltd., Class A	22,200	39,544
	Beijing SL Pharmaceutical Co. Ltd., Class A	11,100	15,242
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	22,700	18,375
	Beijing SuperMap Software Co. Ltd., Class A	12,500	38,359
	Beijing Ultrapower Software Co. Ltd., Class A	25,700	51,058
*	Beijing Watertek Information Technology Co. Ltd., Class A	58,000	26,408
	Beijing Yanjing Brewery Co. Ltd., Class A	14,000	26,486
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	15,870	27,245
	Bengang Steel Plates Co. Ltd., Class A	61,300	35,802
	BGI Genomics Co. Ltd., Class A	6,900	61,902
	Binhai Investment Co. Ltd.	64,000	13,739
	Black Peony Group Co. Ltd., Class A	25,700	24,800
*	Blue Sail Medical Co. Ltd., Class A	15,700	17,303
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	69,700	131,812
Ω	BOC Aviation Ltd.	29,500	233,816
	BOC International China Co. Ltd., Class A	30,000	46,602
*	Bohai Leasing Co. Ltd., Class A	71,897	22,861
	Bright Dairy & Food Co. Ltd., Class A	14,600	22,794
††	Brilliance China Automotive Holdings Ltd.	424,000	178,234
	B-Soft Co. Ltd., Class A	21,200	26,350
	BTG Hotels Group Co. Ltd., Class A	37,000	115,802
	BYD Electronic International Co. Ltd.	33,500	101,597
	C C Land Holdings Ltd.	243,000	50,813
	C&D International Investment Group Ltd.	111,604	343,699
	Cabbeen Fashion Ltd.	43,000	5,147
	Caitong Securities Co. Ltd., Class A	29,340	32,925
	Camel Group Co. Ltd., Class A	13,000	17,927
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	21,600	13,767
*	Capital Environment Holdings Ltd.	618,000	11,012
	Carrianna Group Holdings Co. Ltd.	214,000	11,605
	CECEP Solar Energy Co. Ltd., Class A	43,300	43,583
	CECEP Wind-Power Corp., Class A	62,010	34,245
	Central China Management Co. Ltd.	188,000	11,770
	Central China New Life Ltd.	46,000	15,881
	Central China Real Estate Ltd.	195,210	4,819
	CGN New Energy Holdings Co. Ltd.	216,000	68,492
	CGN Nuclear Technology Development Co. Ltd., Class A	24,800	27,325
	Chaowei Power Holdings Ltd.	99,000	20,898
	Chengdu Hongqi Chain Co. Ltd., Class A	31,400	28,308
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	9,200	24,597
	Chengdu Wintrue Holding Co. Ltd., Class A	12,100	18,062
	Chengtun Mining Group Co. Ltd., Class A	30,900	23,444
	Chengxin Lithium Group Co. Ltd., Class A	4,600	21,138
*	Chengzhi Co. Ltd., Class A	12,800	15,231
	China Aerospace International Holdings Ltd.	434,000	22,973
*	China Agri-Products Exchange Ltd.	591,408	6,337
	China Aircraft Leasing Group Holdings Ltd.	51,500	32,310
	China BlueChemical Ltd., Class H	352,000	93,044

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	China Bohai Bank Co. Ltd., Class H	420,500	$69,727
	China CAMC Engineering Co. Ltd., Class A	8,800	17,919
	China Cinda Asset Management Co. Ltd., Class H	1,569,000	186,633
	China Coal Energy Co. Ltd., Class H	382,000	328,218
	China Communications Services Corp. Ltd., Class H	442,000	242,200
*	China Conch Environment Protection Holdings Ltd.	158,000	49,295
	China Conch Venture Holdings Ltd.	285,000	454,725
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	320,000	44,916
*††	China Dili Group	334,200	10,537
	China Dongxiang Group Co. Ltd.	642,000	25,488
	China Education Group Holdings Ltd.	58,000	51,639
	China Electronics Optics Valley Union Holding Co. Ltd.	468,000	21,194
	China Energy Engineering Corp. Ltd., Class A	228,779	89,608
	China Energy Engineering Corp. Ltd., Class H	362,000	54,584
Ω	China Everbright Greentech Ltd.	112,000	21,605
	China Everbright Ltd.	228,000	163,766
*	China Express Airlines Co. Ltd., Class A	6,200	9,703
	China Foods Ltd.	212,000	77,872
	China Galaxy Securities Co. Ltd., Class H	694,000	376,946
	China Gas Holdings Ltd.	531,000	683,115
	China Glass Holdings Ltd.	122,000	15,775
#	China Gold International Resources Corp. Ltd.	39,600	202,047
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	23,800	40,132
	China Hanking Holdings Ltd.	112,000	11,283
#*	China Harmony Auto Holding Ltd.	156,500	17,631
*	China High Speed Railway Technology Co. Ltd., Class A	49,900	17,087
*	China High Speed Transmission Equipment Group Co. Ltd.	97,000	35,452
	China Hongqiao Group Ltd.	443,000	436,344
	China International Marine Containers Group Co. Ltd., Class H	140,270	90,647
	China Jinmao Holdings Group Ltd.	555,491	103,778
	China Kepei Education Group Ltd.	22,000	7,232
	China Lesso Group Holdings Ltd.	168,000	145,240
	China Lilang Ltd.	100,000	54,323
*Ω	China Literature Ltd.	61,800	285,521
	China Medical System Holdings Ltd.	192,000	318,743
	China Meheco Co. Ltd., Class A	15,260	31,389
	China Merchants Energy Shipping Co. Ltd., Class A	55,000	52,742
	China Merchants Land Ltd.	332,000	20,504
	China Merchants Port Holdings Co. Ltd.	278,308	412,959
	China Merchants Property Operation & Service Co. Ltd., Class A	7,100	15,922
Ω	China Merchants Securities Co. Ltd., Class H	81,400	82,628
	China Modern Dairy Holdings Ltd.	846,000	104,873
	China National Accord Medicines Corp. Ltd., Class A	4,000	37,565
	China National Building Material Co. Ltd., Class H	788,000	591,244
Ω	China New Higher Education Group Ltd.	80,000	27,833
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	23,600	17,972
	China Nonferrous Mining Corp. Ltd.	140,000	71,647
*	China Oil & Gas Group Ltd.	1,080,000	35,822
	China Oilfield Services Ltd., Class H	312,000	366,982
	China Oriental Group Co. Ltd.	334,000	53,759
	China Overseas Grand Oceans Group Ltd.	322,590	186,716
	China Publishing & Media Co. Ltd., Class A	10,200	14,699
Ω	China Railway Signal & Communication Corp. Ltd., Class H	286,000	134,311
*	China Rare Earth Holdings Ltd.	348,000	21,112
	China Reinsurance Group Corp., Class H	963,000	73,776
#Ω	China Renaissance Holdings Ltd.	44,400	41,121
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	6,200	34,018
	China Resources Cement Holdings Ltd.	402,000	181,995

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	15,400	$46,247
	China Resources Gas Group Ltd.	140,800	444,412
	China Resources Medical Holdings Co. Ltd.	161,000	150,346
Ω	China Resources Pharmaceutical Group Ltd.	280,000	278,141
	China Risun Group Ltd.	163,000	76,301
*	China Ruifeng Renewable Energy Holdings Ltd.	420,000	2,565
	China Sanjiang Fine Chemicals Co. Ltd.	149,000	32,748
#*	China Shanshui Cement Group Ltd.	272,000	40,190
*Ω	China Shengmu Organic Milk Ltd.	453,000	17,897
	China Shineway Pharmaceutical Group Ltd.	66,000	68,946
#*	China Shuifa Singyes Energy Holdings Ltd.	56,000	5,014
#*	China South City Holdings Ltd.	1,172,000	76,317
	China South Publishing & Media Group Co. Ltd., Class A	30,700	61,402
*	China Southern Airlines Co. Ltd., Class H	36,000	25,216
	China Starch Holdings Ltd.	685,000	16,976
	China State Construction International Holdings Ltd.	228,000	283,473
	China Sunshine Paper Holdings Co. Ltd.	117,500	41,014
	China Taiping Insurance Holdings Co. Ltd.	267,400	307,150
#*	China Tianrui Group Cement Co. Ltd.	72,000	52,836
	China Tianying, Inc., Class A	40,700	27,239
	China Traditional Chinese Medicine Holdings Co. Ltd.	568,000	310,501
*	China TransInfo Technology Co. Ltd., Class A.	33,300	70,002
*	China Travel International Investment Hong Kong Ltd.	428,000	91,332
	China Tungsten & Hightech Materials Co. Ltd., Class A	12,600	24,223
	China West Construction Group Co. Ltd., Class A	12,600	16,463
	China XLX Fertiliser Ltd.	90,000	43,236
	China Yongda Automobiles Services Holdings Ltd.	176,500	118,698
#*	China Zheshang Bank Co. Ltd., Class H	297,000	106,428
	China Zhongwang Holdings Ltd.	360,400	14,463
	Chinasoft International Ltd.	492,000	327,988
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	11,600	29,937
	Chongqing Department Store Co. Ltd., Class A	2,400	10,251
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	10,620	27,232
	Chongqing Gas Group Corp. Ltd., Class A.	9,214	9,806
	Chongqing Machinery & Electric Co. Ltd., Class H	126,000	10,303
	Chongqing Rural Commercial Bank Co. Ltd., Class H	591,000	228,439
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	28,400	30,859
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,828	16,630
	Chow Tai Seng Jewellery Co. Ltd., Class A	15,500	37,914
	CIFI Ever Sunshine Services Group Ltd.	108,000	41,964
	CIMC Enric Holdings Ltd.	128,000	117,898
Ω	CIMC Vehicles Group Co. Ltd., Class H	17,000	17,633
	Cinda Real Estate Co. Ltd., Class A.	18,100	11,734
*	CITIC Guoan Information Industry Co. Ltd., Class A	74,802	24,634
	CITIC Resources Holdings Ltd.	674,000	40,477
	City Development Environment Co. Ltd., Class A	17,280	29,407
*	CMGE Technology Group Ltd.	174,000	56,352
	CMST Development Co. Ltd., Class A	27,600	24,141
*	CNFinance Holdings Ltd., ADR	7,137	18,873
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	10,800	21,891
	COFCO Biotechnology Co. Ltd., Class A	17,700	20,185
	COFCO Joycome Foods Ltd.	359,000	92,669
*††	Colour Life Services Group Co. Ltd.	116,194	1,722
	Concord New Energy Group Ltd.	1,220,000	108,970
	Consun Pharmaceutical Group Ltd.	112,000	72,812
*	Coolpad Group Ltd.	1,560,000	12,357
	COSCO SHIPPING Development Co. Ltd., Class H	819,000	109,856
	COSCO SHIPPING International Hong Kong Co. Ltd.	116,000	36,962
	COSCO SHIPPING Ports Ltd.	349,188	229,764

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Country Garden Holdings Co. Ltd.	1,195,000	$307,832
	CPMC Holdings Ltd.	118,000	67,396
	CQ Pharmaceutical Holding Co. Ltd., Class A	41,800	47,359
*	Crazy Sports Group Ltd.	562,000	13,588
	CSG Holding Co. Ltd., Class A	37,592	35,724
#	CSSC Hong Kong Shipping Co. Ltd.	300,000	51,734
	CTS International Logistics Corp. Ltd., Class A	20,600	29,731
	Da Ming International Holdings Ltd.	28,000	5,970
	Daan Gene Co. Ltd., Class A	10,700	24,087
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	36,900	26,927
	Dare Power Dekor Home Co. Ltd., Class A	11,500	13,833
	Dawnrays Pharmaceutical Holdings Ltd.	155,000	26,491
	Dazzle Fashion Co. Ltd., Class A	5,300	12,155
	DBG Technology Co. Ltd., Class A	9,400	13,933
	Dexin China Holdings Co. Ltd.	108,000	7,742
	DHC Software Co. Ltd., Class A	40,200	45,215
	Dian Diagnostics Group Co. Ltd., Class A	6,600	25,837
	Digital China Group Co. Ltd., Class A	3,600	13,889
	Digital China Holdings Ltd.	134,000	55,666
	Digital China Information Service Co. Ltd., Class A	13,800	26,892
	Dong-E-E-Jiao Co. Ltd., Class A	5,600	41,647
	Dongfang Electric Corp. Ltd., Class H	69,800	98,905
	Dongfeng Motor Group Co. Ltd., Class H	556,000	266,018
	Dongguan Aohai Technology Co. Ltd., Class A	3,600	14,737
	Dongguan Development Holdings Co. Ltd., Class A	20,800	30,000
	Dongxing Securities Co. Ltd., Class A	33,900	40,842
	Dongyue Group Ltd.	255,000	259,492
*	DouYu International Holdings Ltd., ADR	20,175	22,394
	Dynagreen Environmental Protection Group Co. Ltd., Class H	46,000	16,552
	East Group Co. Ltd., Class A	19,900	25,249
	E-Commodities Holdings Ltd.	174,000	28,894
	Edvantage Group Holdings Ltd.	53,740	18,689
	EEKA Fashion Holdings Ltd.	11,500	16,184
	Essex Bio-technology Ltd.	59,000	27,480
	Eternal Asia Supply Chain Management Ltd., Class A	31,100	24,633
#	EVA Precision Industrial Holdings Ltd.	196,000	21,853
?	Everbright Securities Co. Ltd., Class H	65,200	48,359
#*Ω	Everest Medicines Ltd.	24,500	44,590
*	Fangda Carbon New Material Co. Ltd., Class A	35,300	32,926
	Fangda Special Steel Technology Co. Ltd., Class A	24,000	18,511
	Fanhua, Inc., Sponsored ADR	6,773	55,877
	Far East Horizon Ltd.	310,000	278,883
	FAWER Automotive Parts Co. Ltd., Class A	23,200	15,623
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	14,100	41,700
*	FIH Mobile Ltd.	660,000	69,189
	Financial Street Holdings Co. Ltd., Class A	33,100	24,105
	FinVolution Group, ADR	17,967	71,509
	First Capital Securities Co. Ltd., Class A	46,400	39,731
	First Tractor Co. Ltd., Class H	42,000	22,364
	Fosun International Ltd.	476,500	334,181
	Fufeng Group Ltd.	313,000	189,714
	Fujian Funeng Co. Ltd., Class A	29,700	50,477
	Fujian Longking Co. Ltd., Class A	7,900	19,001
	Fujian Star-net Communication Co. Ltd., Class A	10,400	31,901
*	Fullshare Holdings Ltd.	2,127,500	27,392
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	4,900	26,217
	Gansu Qilianshan Cement Group Co. Ltd., Class A	18,300	29,813
	Gansu Shangfeng Cement Co. Ltd., Class A	12,240	19,894
	GCL Energy Technology Co. Ltd.	13,136	27,011

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	GCL Technology Holdings Ltd.	166,000	$41,681
*	GDS Holdings Ltd., Class A	134,700	260,805
	Geely Automobile Holdings Ltd.	1,008,000	1,251,375
	Gemdale Corp., Class A	19,300	22,772
	Gemdale Properties & Investment Corp. Ltd.	1,096,000	72,790
Ω	Genertec Universal Medical Group Co. Ltd.	183,500	122,092
	GF Securities Co. Ltd., Class H	136,600	196,164
	Giant Network Group Co. Ltd., Class A	34,400	78,825
*	Glorious Property Holdings Ltd.	294,000	2,848
*	Golden Eagle Retail Group Ltd.	63,000	36,283
	Goldenmax International Group Ltd., Class A	8,100	9,917
*	Goodbaby International Holdings Ltd.	204,000	14,340
	Grand Pharmaceutical Group Ltd., Class L	189,500	123,393
*	Grandjoy Holdings Group Co. Ltd., Class A	44,500	23,525
*	Greattown Holdings Ltd., Class A	33,900	15,239
*	Greatview Aseptic Packaging Co. Ltd.	194,000	43,357
	Greenland Hong Kong Holdings Ltd.	175,000	13,431
	Greentown China Holdings Ltd.	169,500	203,713
	GRG Banking Equipment Co. Ltd., Class A	31,300	53,539
	Guangdong Advertising Group Co. Ltd., Class A	41,100	34,668
	Guangdong Dowstone Technology Co. Ltd., Class A	10,700	20,300
	Guangdong HEC Technology Holding Co. Ltd., Class A	16,900	18,988
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	21,300	10,285
	Guangdong Hybribio Biotech Co. Ltd., Class A	10,500	22,237
	Guangdong Provincial Expressway Development Co. Ltd., Class A	10,100	11,322
	Guangdong South New Media Co. Ltd., Class A	3,700	26,309
	Guangdong Tapai Group Co. Ltd., Class A	17,100	20,031
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	6,100	14,397
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	31,900	12,406
*	Guangshen Railway Co. Ltd., Class H	208,000	48,619
	Guangxi Liugong Machinery Co. Ltd., Class A	29,300	32,265
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	45,100	17,010
	Guangzhou Automobile Group Co. Ltd., Class H	296,000	184,739
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	21,800	49,424
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	26,000	85,413
	Guangzhou Haige Communications Group, Inc. Co., Class A	38,600	54,979
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	16,800	22,745
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	8,500	9,969
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	20,900	20,502
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	22,500	15,832
*	Guosheng Financial Holding, Inc., Class A	24,900	29,442
	Guoyuan Securities Co. Ltd., Class A	56,500	57,201
*	Hainan Meilan International Airport Co. Ltd., Class H	20,000	41,474
	Haitian International Holdings Ltd.	102,000	265,025
	Haitong Securities Co. Ltd., Class H	538,400	357,609
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	174,000	19,748
*	Hand Enterprise Solutions Co. Ltd., Class A	23,000	35,862
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	37,800	103,692
	Hangcha Group Co. Ltd., Class A	12,000	37,016
	Hangxiao Steel Structure Co. Ltd., Class A	22,600	14,514
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	34,100	45,399
	Hangzhou Onechance Tech Corp., Class A	7,700	33,480
	Hangzhou Robam Appliances Co. Ltd., Class A	11,500	43,318
	Han’s Laser Technology Industry Group Co. Ltd., Class A	19,100	72,187
*Ω	Harbin Bank Co. Ltd., Class H	451,000	15,541
*	Harbin Electric Co. Ltd., Class H	164,000	73,119
	HBIS Resources Co. Ltd., Class A	11,400	22,880
	Health & Happiness H&H International Holdings Ltd.	45,000	77,061
#	Hello Group, Inc., Sponsored ADR	26,441	221,047

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Henan Mingtai Al Industrial Co. Ltd., Class A	7,440	$14,935
	Henan Pinggao Electric Co. Ltd., Class A	18,300	30,393
*	Henan Yicheng New Energy Co. Ltd., Class A	20,400	15,731
	Hengan International Group Co. Ltd.	49,500	221,090
*	Hengdeli Holdings Ltd.	392,000	7,107
	Hengtong Optic-electric Co. Ltd., Class A	12,800	26,968
	Hengyi Petrochemical Co. Ltd., Class A	45,200	50,081
	Hesteel Co. Ltd., Class A	142,500	47,563
	Hexing Electrical Co. Ltd., Class A	8,300	25,936
*	Hi Sun Technology China Ltd.	390,000	36,851
	Hisense Home Appliances Group Co. Ltd., Class H	68,000	157,310
*	Holitech Technology Co. Ltd., Class A	47,400	21,300
	Homeland Interactive Technology Ltd.	66,000	14,070
*	Hongda Xingye Co. Ltd., Class A	48,800	18,046
*	Honghua Group Ltd.	763,000	19,683
*††Ω	Honworld Group Ltd.	46,500	4,523
*Ω	Hope Education Group Co. Ltd.	96,000	7,371
*	Hopefluent Group Holdings Ltd.	28,000	7,838
	Hopson Development Holdings Ltd.	157,058	139,652
*Ω	Hua Hong Semiconductor Ltd.	114,000	468,438
*	Huafon Microfibre Shanghai Technology Co. Ltd.	9,700	5,471
	Huafu Fashion Co. Ltd., Class A	18,000	8,012
	Huagong Tech Co. Ltd., Class A	8,700	41,969
	Huaibei Mining Holdings Co. Ltd., Class A	11,300	22,211
	Huapont Life Sciences Co. Ltd., Class A	18,200	13,887
Ω	Huatai Securities Co. Ltd., Class H	268,800	347,187
	Huaxi Securities Co. Ltd., Class A	25,600	32,724
	Huaxin Cement Co. Ltd., Class A	17,600	37,546
	Huaxin Cement Co. Ltd., Class H	9,100	9,069
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	52,600	26,170
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	9,200	41,949
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	13,000	46,502
	Huishang Bank Corp. Ltd., Class H	31,000	9,860
	Humanwell Healthcare Group Co. Ltd., Class A	5,600	21,846
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	63,300	31,100
	Hunan Gold Corp. Ltd., Class A	12,392	26,872
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	13,300	12,088
*	HUYA, Inc., ADR	16,789	54,564
*	Hytera Communications Corp. Ltd., Class A	29,500	25,533
*	HyUnion Holding Co. Ltd., Class A	23,200	24,816
*	IBO Technology Co. Ltd.	22,000	3,715
	IKD Co. Ltd., Class A	4,600	12,735
Ω	IMAX China Holding, Inc.	16,100	15,662
	Infore Environment Technology Group Co. Ltd., Class A	41,500	31,783
*Ω	Ingdan, Inc.	64,000	12,805
*	Inkeverse Group Ltd.	144,000	20,067
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	25,000	48,706
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	15,500	32,394
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	57,100	71,941
	Inner Mongolia Yitai Coal Co. Ltd., Class H	25,400	51,952
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	18,200	19,326
*	Inspur Digital Enterprise Technology Ltd.	38,000	18,674
	Intco Medical Technology Co. Ltd., Class A	7,680	24,293
#	IVD Medical Holding Ltd.	28,000	4,932
*	JH Educational Technology, Inc.	44,000	6,509
	Jiangling Motors Corp. Ltd., Class A	13,700	27,161
*	Jiangnan Group Ltd.	598,000	29,767
	Jiangsu Azure Corp., Class A	10,600	17,060
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	51,700	58,386

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Guotai International Group Co. Ltd., Class A	19,600	$23,173
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	18,560	10,942
*	Jiangsu Leike Defense Technology Co. Ltd., Class A.	14,800	10,491
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	5,000	27,788
	Jiangsu Linyang Energy Co. Ltd., Class A	21,500	24,412
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	18,300	31,744
	Jiangsu Shagang Co. Ltd., Class A	44,600	25,260
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	13,600	19,531
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	32,520	21,661
	Jiangxi Bank Co. Ltd., Class H	140,500	17,730
	Jiangxi Copper Co. Ltd., Class H	212,000	377,136
	Jiangxi Wannianqing Cement Co. Ltd., Class A	7,700	9,813
	Jiangzhong Pharmaceutical Co. Ltd., Class A	7,000	23,632
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	9,200	6,866
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	13,100	32,161
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	4,400	1,295
	Jinchuan Group International Resources Co. Ltd.	463,000	33,171
	Jinduicheng Molybdenum Co. Ltd., Class A	14,300	23,202
*††	Jingrui Holdings Ltd.	117,000	2,534
	Jinke Smart Services Group Co. Ltd., Class H	21,300	32,647
#*	JinkoSolar Holding Co. Ltd., ADR	7,079	351,189
*	Jinmao Property Services Co. Ltd.	5,740	2,728
	Jinneng Science&Technology Co. Ltd., Class A	7,300	9,791
	Jiuzhitang Co. Ltd., Class A	15,800	29,955
	Jizhong Energy Resources Co. Ltd., Class A	57,400	61,436
	JNBY Design Ltd.	13,000	14,309
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	23,124	43,279
	Jointown Pharmaceutical Group Co. Ltd., Class A	24,600	58,888
*	Joy City Property Ltd.	498,000	20,651
#*	Joy Spreader Group, Inc.	184,000	21,382
	JSTI Group, Class A	29,400	27,745
	Ju Teng International Holdings Ltd.	256,000	42,527
*	Juneyao Airlines Co. Ltd., Class A	10,400	26,966
*Ω	JW Cayman Therapeutics Co. Ltd.	38,000	16,046
	JY Grandmark Holdings Ltd.	38,000	6,171
*	Kaiser China Cultural Co. Ltd., Class A	8,000	7,531
*	Kaishan Group Co. Ltd., Class A	4,400	10,590
*Ω	Kangda International Environmental Co. Ltd.	63,000	3,998
#*	Kasen International Holdings Ltd.	181,000	8,094
*	Keshun Waterproof Technologies Co. Ltd., Class A	18,700	29,145
	Kinetic Development Group Ltd.	546,000	45,270
	Kingboard Holdings Ltd.	119,500	365,996
	Kingboard Laminates Holdings Ltd.	153,500	158,195
	Kingfa Sci & Tech Co. Ltd., Class A	33,200	42,794
*	Kingsoft Cloud Holdings Ltd.	106,000	41,133
	Kingsoft Corp. Ltd.	164,200	721,778
*	Ko Yo Chemical Group Ltd.	252,000	4,882
*	Kong Sun Holdings Ltd.	50,000	394
	Konka Group Co. Ltd., Class A	13,600	9,322
	KPC Pharmaceuticals, Inc., Class A	18,100	55,183
	Kunlun Energy Co. Ltd.	720,000	667,445
	Kunlun Tech Co. Ltd., Class A	8,400	79,119
*	KWG Group Holdings Ltd.	302,000	39,866
	KWG Living Group Holdings Ltd.	164,500	22,332
*	Lakala Payment Co. Ltd., Class A	14,300	35,052
	Lao Feng Xiang Co. Ltd., Class A.	10,600	103,117
*	Launch Tech Co. Ltd., Class H	3,500	971
	Lee & Man Chemical Co. Ltd.	34,000	22,231
	Lee & Man Paper Manufacturing Ltd.	307,000	130,496

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Lee’s Pharmaceutical Holdings Ltd.	36,500	$6,979
Ω	Legend Holdings Corp., Class H	98,300	102,986
	Lenovo Group Ltd.	24,000	24,554
*	Leo Group Co. Ltd., Class A	88,700	28,838
*	LexinFintech Holdings Ltd., ADR	27,538	65,816
	Leyard Optoelectronic Co. Ltd., Class A	20,000	18,311
	Lianhe Chemical Technology Co. Ltd., Class A	7,700	13,366
	Liao Ning Oxiranchem, Inc., Class A	21,300	24,808
	Liaoning Port Co. Ltd., Class H	396,000	35,348
	Lier Chemical Co. Ltd., Class A	11,100	23,409
Ω	Longfor Group Holdings Ltd.	9,000	24,628
	Longhua Technology Group Luoyang Co. Ltd., Class A	18,200	20,957
	Lonking Holdings Ltd.	365,000	64,716
	Luenmei Quantum Co. Ltd., Class A	13,600	12,036
	Luolai Lifestyle Technology Co. Ltd., Class A	9,000	16,569
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	18,100	18,503
	Luxi Chemical Group Co. Ltd., Class A	27,800	48,177
*Ω	Luye Pharma Group Ltd.	289,500	142,385
#*	LVGEM China Real Estate Investment Co. Ltd.	164,000	35,663
	Maanshan Iron & Steel Co. Ltd., Class H	314,000	67,030
	Maccura Biotechnology Co. Ltd., Class A	6,500	15,434
#*Ω	Maoyan Entertainment	70,400	78,367
	Metallurgical Corp. of China Ltd., Class H	506,000	154,391
Ω	Midea Real Estate Holding Ltd.	51,200	61,207
	Min Xin Holdings Ltd.	42,000	18,127
	Minmetals Land Ltd.	338,000	20,565
	Minth Group Ltd.	124,000	359,053
	MLS Co. Ltd., Class A	26,700	34,328
*	MMG Ltd.	532,000	194,661
	NanJi E-Commerce Co. Ltd., Class A	39,600	25,209
	Nanjing Hanrui Cobalt Co. Ltd., Class A	3,500	16,794
	Nanjing Iron & Steel Co. Ltd., Class A	62,300	33,048
*	Nanjing Sample Technology Co. Ltd., Class H	7,000	3,587
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	15,500	18,371
	NavInfo Co. Ltd., Class A	30,700	52,568
	NetDragon Websoft Holdings Ltd.	46,000	90,077
	New China Life Insurance Co. Ltd., Class H	159,600	457,022
*	New World Department Store China Ltd.	54,000	6,202
	Newland Digital Technology Co. Ltd., Class A	8,500	19,644
	Nexteer Automotive Group Ltd.	158,000	88,573
	Nine Dragons Paper Holdings Ltd.	329,000	228,256
	Ningbo Huaxiang Electronic Co. Ltd., Class A	12,200	23,123
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	20,700	41,317
*	Noah Holdings Ltd., Sponsored ADR	4,673	74,114
	North Huajin Chemical Industries Co. Ltd., Class A	26,900	27,195
	Northeast Securities Co. Ltd., Class A	31,000	34,172
	NSFOCUS Technologies Group Co. Ltd., Class A	12,700	23,311
*	Oceanwide Holdings Co. Ltd., Class A	142,700	17,727
	Offshore Oil Engineering Co. Ltd., Class A	53,041	51,666
	Opple Lighting Co. Ltd., Class A	10,173	30,632
	ORG Technology Co. Ltd., Class A	45,300	31,281
*	Orient Group, Inc., Class A	37,500	12,685
	Orient Overseas International Ltd.	23,500	477,454
Ω	Orient Securities Co. Ltd., Class H	116,000	69,250
	Oriental Energy Co. Ltd., Class A	28,500	36,460
	Pacific Online Ltd.	84,000	8,588
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	10,200	34,645
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	31,400	19,074
	PAX Global Technology Ltd.	118,000	97,201

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	PCI Technology Group Co. Ltd., Class A	29,800	$30,264
*	Phoenix Media Investment Holdings Ltd.	272,000	10,783
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	26,300	36,609
	Poly Property Group Co. Ltd.	355,560	92,643
	Pou Sheng International Holdings Ltd.	480,000	39,826
	Prinx Chengshan Holding Ltd.	18,000	12,824
*	PW Medtech Group Ltd.	123,000	8,189
*	Q Technology Group Co. Ltd.	94,000	46,079
	Qifu Technology, Inc., ADR	12,922	227,944
	Qingdao East Steel Tower Stock Co. Ltd., Class A	20,700	24,124
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	4,500	9,625
	Qingdao Gon Technology Co. Ltd., Class A	3,900	13,917
	Qingdao Hanhe Cable Co. Ltd., Class A	49,700	29,231
	Qingdao Rural Commercial Bank Corp., Class A	58,800	24,639
	Qingdao Sentury Tire Co. Ltd., Class A	8,600	36,174
	Qingling Motors Co. Ltd., Class H	156,000	16,133
	Qinhuangdao Port Co. Ltd., Class	55,000	9,618
#	Radiance Holdings Group Co. Ltd.	119,000	61,550
	Rainbow Digital Commercial Co. Ltd., Class A	8,000	7,192
#Ω	Red Star Macalline Group Corp. Ltd., Class H	104,980	47,308
#*Ω	Redco Properties Group Ltd.	160,000	27,109
	Renhe Pharmacy Co. Ltd., Class A	38,400	36,584
	Rianlon Corp., Class A	3,400	19,895
*	Risen Energy Co. Ltd., Class A	6,600	23,725
*	RiseSun Real Estate Development Co. Ltd., Class A	58,200	13,380
	Riyue Heavy Industry Co. Ltd., Class A	7,500	23,507
*	Roshow Technology Co. Ltd., Class A	17,600	19,593
	Sailun Group Co. Ltd., Class A	33,000	49,093
	Sansteel Minguang Co. Ltd. Fujian, Class A	19,516	13,281
	Sansure Biotech, Inc., Class A	4,502	12,197
	Sealand Securities Co. Ltd., Class A	67,800	34,204
*	Seazen Group Ltd.	356,190	76,567
#	S-Enjoy Service Group Co. Ltd.	25,000	15,564
	Shaanxi Construction Machinery Co. Ltd., Class A	22,550	16,490
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	14,600	29,577
	Shandong Bohui Paper Industrial Co. Ltd., Class A	12,200	11,268
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	21,700	67,514
*	Shandong Chenming Paper Holdings Ltd., Class H	84,000	25,845
*	Shandong Hi-Speed New Energy Group Ltd.	1,640,000	12,991
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	19,100	21,404
	Shandong Humon Smelting Co. Ltd., Class A	15,300	27,117
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	7,000	20,354
	Shandong Linglong Tyre Co. Ltd., Class A	18,600	59,245
	Shandong Publishing & Media Co. Ltd., Class A	31,200	52,231
	Shandong Sun Paper Industry JSC Ltd., Class A	18,819	30,969
	Shandong Xiantan Co. Ltd., Class A	10,050	13,039
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	20,000	17,485
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	83,500	37,176
	Shanghai AJ Group Co. Ltd., Class A	15,600	12,158
	Shanghai Construction Group Co. Ltd., Class A	100,139	41,246
*	Shanghai Electric Group Co. Ltd., Class H	80,000	21,639
	Shanghai Environment Group Co. Ltd., Class A	10,600	14,827
	Shanghai Industrial Holdings Ltd.	88,000	128,948
	Shanghai Industrial Urban Development Group Ltd.	515,200	31,893
	Shanghai Lingang Holdings Corp. Ltd., Class A	22,300	39,644
	Shanghai Maling Aquarius Co. Ltd., Class A	12,900	15,497
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	147,400	299,660
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	8,400	16,301
	Shanghai Tunnel Engineering Co. Ltd., Class A	24,900	23,530

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	14,700	$24,851
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	56,000	64,752
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	16,500	37,289
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	23,300	17,944
	Shanxi Blue Flame Holding Co. Ltd., Class A	13,300	15,491
	Shanxi Coking Co. Ltd., Class A	32,110	24,997
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	9,900	28,865
	Shanxi Securities Co. Ltd., Class A	49,010	41,688
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	83,400	48,219
	Shanying International Holding Co. Ltd., Class A	57,700	19,765
	Shenghe Resources Holding Co. Ltd., Class A	20,600	41,089
*Ω	Shengjing Bank Co. Ltd., Class H	157,000	109,967
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	210,400	42,428
	Shenzhen Agricultural Products Group Co. Ltd., Class A	18,000	16,752
	Shenzhen Airport Co. Ltd., Class A	31,600	33,355
	Shenzhen Aisidi Co. Ltd., Class A	23,200	29,100
	Shenzhen Cereals Holdings Co. Ltd., Class A	16,000	17,568
	Shenzhen Gas Corp. Ltd., Class A	36,200	36,175
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,600	15,536
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	32,000	21,522
	Shenzhen Huaqiang Industry Co. Ltd., Class A	7,000	12,395
	Shenzhen International Holdings Ltd.	265,200	238,751
	Shenzhen Investment Ltd.	548,068	105,712
	Shenzhen Jinjia Group Co. Ltd., Class A	22,900	24,207
	Shenzhen Kaifa Technology Co. Ltd., Class A	27,900	71,910
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	10,900	29,835
	Shenzhen Kinwong Electronic Co. Ltd., Class A	10,500	34,994
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,200	28,636
	Shenzhen Leaguer Co. Ltd., Class A.	24,800	31,210
*	Shenzhen MTC Co. Ltd., Class A	72,200	50,211
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	31,000	15,180
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	56,000	26,390
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	5,800	10,107
	Shenzhen Sunway Communication Co. Ltd., Class A	12,400	34,415
	Shenzhen Tagen Group Co. Ltd., Class A	24,600	19,039
	Shenzhen Topband Co. Ltd., Class A	11,400	18,573
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	24,900	24,713
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	33,849	26,113
	Shenzhen Yinghe Technology Co. Ltd., Class A	7,100	18,907
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	14,300	17,677
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	7,800	28,562
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	35,700	26,116
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	19,700	19,700
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	4,400	20,020
*††	Shimao Group Holdings Ltd.	111,000	11,720
	Shoucheng Holdings Ltd.	412,000	106,830
	Shougang Fushan Resources Group Ltd.	332,790	113,114
*	Shouhang High-Tech Energy Co. Ltd., Class A	25,700	14,170
	Shui On Land Ltd.	643,500	78,028
*	Sichuan Development Lomon Co. Ltd., Class A	31,600	42,720
	Sichuan Hebang Biotechnology Co. Ltd., Class A	91,160	36,412
	Sichuan Hexie Shuangma Co. Ltd., Class A	4,900	13,610
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	7,293	33,517
*	Sichuan Lutianhua Co. Ltd., Class A	37,800	24,757
	Sichuan Yahua Industrial Group Co. Ltd., Class A	12,700	34,501
	Sihuan Pharmaceutical Holdings Group Ltd.	858,000	87,877
*	Silver Grant International Holdings Group Ltd.	324,000	11,767
*††	Sinic Holdings Group Co. Ltd., Class H	28,000	0
	Sinochem International Corp., Class A	13,700	12,289

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinofert Holdings Ltd.	464,000	$58,647
*	Sinolink Worldwide Holdings Ltd.	583,200	12,277
	Sinoma International Engineering Co., Class A	21,100	43,997
	Sino-Ocean Group Holding Ltd.	378,000	33,360
	Sinopec Engineering Group Co. Ltd., Class H	209,000	108,379
	Sinopec Kantons Holdings Ltd.	230,000	85,131
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	616,000	107,722
	Sinopharm Group Co. Ltd., Class H	263,200	932,327
	Sino-Platinum Metals Co. Ltd., Class A	10,660	25,815
	Sinosteel Engineering & Technology Co. Ltd., Class A	12,000	15,364
	Sinotrans Ltd., Class H	393,000	135,985
	Sinotruk Hong Kong Ltd.	148,000	226,180
	Sinotruk Jinan Truck Co. Ltd., Class A	15,860	33,441
	Skyworth Digital Co. Ltd., Class A	15,900	37,756
	Skyworth Group Ltd.	274,179	136,690
	Sobute New Materials Co. Ltd., Class A	3,300	7,010
*	SOHO China Ltd.	381,500	63,766
	Southwest Securities Co. Ltd., Class A	77,300	42,954
	SPIC Industry-Finance Holdings Co. Ltd., Class A	19,500	12,123
*	STO Express Co. Ltd., Class A	22,300	34,558
	Sumavision Technologies Co. Ltd., Class A	19,300	18,138
	Sun Art Retail Group Ltd.	547,500	237,988
*	Sun King Technology Group Ltd.	290,000	64,976
	Sunflower Pharmaceutical Group Co. Ltd., Class A	9,500	36,153
	Suning Universal Co. Ltd., Class A	39,700	16,873
*††Ω	Sunshine 100 China Holdings Ltd.	74,000	650
*	Sunward Intelligent Equipment Co. Ltd., Class A	14,400	12,584
	Suzhou Anjie Technology Co. Ltd., Class A	13,800	26,110
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	6,500	23,235
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	24,461	19,088
	SY Holdings Group Ltd.	77,500	61,756
	Symphony Holdings Ltd.	240,000	28,429
*	Tangrenshen Group Co. Ltd., Class A	14,600	15,376
	Tangshan Jidong Cement Co. Ltd., Class A	27,600	32,549
	TangShan Port Group Co. Ltd., Class A	72,600	41,433
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	23,900	19,977
	TCL Electronics Holdings Ltd.	176,000	82,392
*	Tencent Music Entertainment Group, ADR	87,413	647,730
	Tian An China Investment Co. Ltd.	123,000	66,654
	Tian Di Science & Technology Co. Ltd., Class A	49,300	38,929
*††	Tian Shan Development Holding Ltd.	52,000	2,451
	Tiande Chemical Holdings Ltd.	156,000	42,649
	Tiangong International Co. Ltd.	258,000	78,454
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	62,000	24,732
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	33,500	27,924
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	5,100	31,726
	Tianjin Port Development Holdings Ltd.	526,000	40,254
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	4,600	14,298
	Tianjin Teda Co. Ltd., Class A	47,200	28,367
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	11,400	11,022
	Tianma Microelectronics Co. Ltd., Class A	30,100	42,903
#	Tianneng Power International Ltd.	122,000	141,665
	Tianshui Huatian Technology Co. Ltd., Class A	52,200	67,655
*	Tibet Water Resources Ltd.	477,000	27,392
	TK Group Holdings Ltd.	26,000	5,606
	Tomson Group Ltd.	80,000	18,100
	Tong Ren Tang Technologies Co. Ltd., Class H	112,000	121,276
#*	Tongdao Liepin Group	25,600	32,800
*	TongFu Microelectronics Co. Ltd., Class A	21,900	56,758

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Tongguan Gold Group Ltd.	112,000	$5,213
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	26,500	16,860
	Tongling Nonferrous Metals Group Co. Ltd., Class A	52,400	24,933
	Tongyu Heavy Industry Co. Ltd., Class A	60,200	21,924
	Topsec Technologies Group, Inc., Class A	14,700	25,203
	Transfar Zhilian Co. Ltd., Class A	38,900	31,029
*	Trigiant Group Ltd.	210,000	10,600
	Truking Technology Ltd., Class A	11,700	26,592
	Truly International Holdings Ltd.	366,000	46,381
	Unilumin Group Co. Ltd., Class A	12,900	15,565
*	United Energy Group Ltd.	176,000	26,522
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	14,300	29,119
	Valiant Co. Ltd., Class A	13,000	34,428
	Victory Giant Technology Huizhou Co. Ltd., Class A	11,700	31,345
*	Vipshop Holdings Ltd., ADR	58,456	917,759
	Visual China Group Co. Ltd., Class A	11,400	27,167
*Ω	Viva Biotech Holdings	103,500	21,331
*	Vnet Group, Inc., ADR	17,862	52,514
	Wangneng Environment Co. Ltd., Class A	10,100	25,012
	Wangsu Science & Technology Co. Ltd., Class A	28,600	37,210
	Wanguo International Mining Group Ltd.	78,000	26,127
	Wanxiang Qianchao Co. Ltd., Class A	109,100	80,291
	Wasion Holdings Ltd.	124,000	55,324
	Wasu Media Holding Co. Ltd., Class A	14,000	19,171
*	Weibo Corp., Sponsored ADR	8,697	152,284
#*	Weibo Corp., Class A	1,780	31,927
	Weichai Power Co. Ltd., Class H	309,000	456,745
	Weifu High-Technology Group Co. Ltd., Class A	12,200	29,467
	Weiqiao Textile Co., Class H	68,500	13,290
*	Wellhope Foods Co. Ltd., Class A	18,200	26,758
	West China Cement Ltd.	394,000	48,820
	Western Securities Co. Ltd., Class A	82,226	79,612
	Wharf Holdings Ltd.	220,000	503,054
	Winner Medical Co. Ltd., Class A	1,100	9,654
*	Wison Engineering Services Co. Ltd.	29,000	1,440
	Wolong Electric Group Co. Ltd., Class A	12,900	22,884
	Wuchan Zhongda Group Co. Ltd., Class A	50,940	40,149
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	13,200	19,429
	Wuhu Token Science Co. Ltd., Class A	41,900	37,227
	Wuling Motors Holdings Ltd.	110,000	11,118
	Wushang Group Co. Ltd., Class A	19,800	32,573
	Wuxi Boton Technology Co. Ltd., Class A	4,200	18,099
	Wuxi Taiji Industry Co. Ltd., Class A	24,500	23,374
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	27,000	20,568
	Xiamen Bank Co. Ltd., Class A	24,700	19,924
	Xiamen C&D, Inc., Class A	14,208	24,914
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	9,400	10,818
	Xiamen ITG Group Corp. Ltd., Class A	23,400	30,813
	Xiamen Xiangyu Co. Ltd., Class A	24,200	37,296
	Xiangcai Co. Ltd., Class A	17,700	21,520
	Xianhe Co. Ltd., Class A	3,200	11,221
*	Xinchen China Power Holdings Ltd.	207,000	7,701
	Xinfengming Group Co. Ltd., Class A	14,000	20,841
	Xingda International Holdings Ltd.	191,510	39,330
	Xingfa Aluminium Holdings Ltd.	20,000	17,986
*	Xinhu Zhongbao Co. Ltd., Class A	112,100	44,899
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	62,000	56,068
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	122,478	100,439
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	152,000	26,842

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	34,300	$32,422
#	Xinte Energy Co. Ltd., Class H	64,000	158,466
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	77,883	51,214
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	22,900	37,515
#	Xinyi Energy Holdings Ltd.	305,334	85,433
	Xinyu Iron & Steel Co. Ltd., Class A	40,200	23,078
	Xuji Electric Co. Ltd., Class A	11,800	38,436
*	Xunlei Ltd., ADR	18,989	30,003
*	Yanchang Petroleum International Ltd.	1,580,000	7,856
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	20,000	39,142
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	7,800	34,944
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	19,500	42,660
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	12,300	48,278
#*	Yashili International Holdings Ltd.	201,000	30,242
	Yeebo International Holdings Ltd.	46,000	16,430
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	59,000	53,266
*	Yifan Pharmaceutical Co. Ltd., Class A	20,200	43,817
	Yintai Gold Co. Ltd., Class A	27,000	50,212
	Yip’s Chemical Holdings Ltd.	28,000	12,863
*	Yiren Digital Ltd., Sponsored ADR	15,061	31,929
#*Ω	Yixin Group Ltd.	320,500	38,194
	Yixintang Pharmaceutical Group Co. Ltd., Class A	6,500	27,109
	Youngor Group Co. Ltd., Class A	54,700	54,207
*	Youzu Interactive Co. Ltd., Class A	12,600	39,940
#	Yuexiu Property Co. Ltd.	243,600	352,407
	Yunnan Copper Co. Ltd., Class A	22,400	40,835
	Yunnan Tin Co. Ltd., Class A	17,600	39,316
	ZBOM Home Collection Co. Ltd., Class A	5,500	26,023
*	Zhaojin Mining Industry Co. Ltd., Class H	30,500	48,552
	Zhefu Holding Group Co. Ltd., Class A	85,000	46,911
*	Zhejiang Century Huatong Group Co. Ltd., Class A	45,600	45,199
	Zhejiang China Commodities City Group Co. Ltd., Class A	25,800	36,121
	Zhejiang Communications Technology Co. Ltd.	11,800	10,529
	Zhejiang Crystal-Optech Co. Ltd., Class A	17,400	29,241
	Zhejiang Hailiang Co. Ltd., Class A	21,600	38,014
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	17,500	19,487
	Zhejiang Huace Film & Television Co. Ltd., Class A	54,800	68,370
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	14,600	20,773
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	5,000	14,026
*	Zhejiang Jingu Co. Ltd., Class A	16,100	15,605
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	23,280	49,860
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	10,492	24,173
	Zhejiang Juhua Co. Ltd., Class A	7,800	17,090
	Zhejiang Medicine Co. Ltd., Class A	8,405	14,543
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	25,480	14,695
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	1,198	10,199
	Zhejiang Runtu Co. Ltd., Class A	10,300	11,003
	Zhejiang Semir Garment Co. Ltd., Class A	33,700	32,715
	Zhejiang Southeast Space Frame Co. Ltd., Class A	35,400	33,095
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	4,900	19,979
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	21,700	19,109
	Zhejiang Wanma Co. Ltd., Class A	25,300	39,433
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	13,900	30,005
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	17,300	31,300
	Zhejiang Yinlun Machinery Co. Ltd., Class A	13,300	26,051
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	34,200	38,185
*	Zhong An Group Ltd.	490,000	14,417
	Zhongji Innolight Co. Ltd., Class A	3,900	50,747
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	33,000	25,185

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhongsheng Group Holdings Ltd.	85,500	$365,214
*	Zhongtian Financial Group Co. Ltd., Class A.	95,600	9,104
*Ω	Zhongyuan Bank Co. Ltd., Class H.	501,000	37,104
*	Zhuguang Holdings Group Co. Ltd.	252,000	23,479
	Zhuhai Huafa Properties Co. Ltd., Class A.	22,848	35,042
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	19,100	31,323
	Zhuzhou CRRC Times Electric Co. Ltd.	65,200	263,147
	Zhuzhou Kibing Group Co. Ltd., Class A.	31,600	47,002
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A.	29,820	30,646
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	218,000	118,994

TOTAL CHINA			53,285,034

COLOMBIA — (0.0%)
	Cementos Argos SA	3,816	2,510
*	Corp. Financiera Colombiana SA	2,608	7,378
	Grupo Argos SA	34,587	65,154
	Mineros SA	58,523	24,914

TOTAL COLOMBIA			99,956

GREECE — (0.5%)
*	Alpha Services & Holdings SA	161,376	202,307
	Autohellas Tourist & Trading SA	1,238	17,484
	Bank of Greece	2,693	48,246
	ElvalHalcor SA	8,527	16,352
	Fourlis Holdings SA	7,278	32,118
	GEK Terna Holding Real Estate Construction SA	6,648	90,946
	Hellenic Energy Holdings SA	8,289	65,817
	Intracom Holdings SA	5,005	9,816
	JUMBO SA	4,180	96,305
*	LAMDA Development SA	9,148	56,510
	Motor Oil Hellas Corinth Refineries SA	8,499	202,561
*	Piraeus Financial Holdings SA	61,528	145,552
	Piraeus Port Authority SA	1,537	32,418
	Plastika Kritis SA	839	15,418
	Sarantis SA	1,736	13,730
	Thrace Plastics Holding & Co.	2,454	11,242
	Titan Cement International SA	5,440	89,852

TOTAL GREECE			1,146,674

HONG KONG — (0.0%)
	China Medical & HealthCare Group Ltd.	37,000	4,525

INDIA — (16.8%)
	360 ONE WAM Ltd.	19,723	101,073
*	3i Infotech Ltd.	18,405	7,402
	Aarti Drugs Ltd.	8,035	41,457
	Aarti Industries Ltd.	15,397	105,925
*	Aarti Pharmalabs Ltd.	3,849	17,260
*	Aavas Financiers Ltd.	3,240	55,033
	ACC Ltd.	11,413	246,673
	Action Construction Equipment Ltd.	8,035	41,174
*	Adani Transmission Ltd.	7,010	88,585
	ADF Foods Ltd.	2,302	20,995
*	Aditya Birla Capital Ltd.	73,935	151,730
	Advanced Enzyme Technologies Ltd.	4,364	13,842
	Aegis Logistics Ltd.	20,735	99,725
	AGI Greenpac Ltd.	3,184	16,195
	Agro Tech Foods Ltd.	1,967	19,252

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ahluwalia Contracts India Ltd.	2,928	$18,509
	AIA Engineering Ltd.	5,612	187,547
	Ajanta Pharma Ltd.	5,493	88,523
	Alembic Ltd.	6,876	5,264
	Alembic Pharmaceuticals Ltd.	8,442	57,375
	Alkem Laboratories Ltd.	2,747	118,402
	Allcargo Logistics Ltd.	7,469	25,066
	Allcargo Terminals Ltd.	7,469	5,602
	Amara Raja Batteries Ltd.	13,772	101,447
*	Amber Enterprises India Ltd.	1,207	27,666
	Anant Raj Ltd.	16,935	29,384
	Andhra Sugars Ltd.	8,815	12,506
	Apar Industries Ltd.	3,450	118,913
	APL Apollo Tubes Ltd.	2,617	38,299
	Apollo Pipes Ltd.	1,969	14,346
	Apollo Tyres Ltd.	58,316	248,259
*	Arvind Ltd.	22,037	29,145
	Asahi India Glass Ltd.	4,547	26,922
	Ashiana Housing Ltd.	6,134	13,339
	Ashok Leyland Ltd.	153,980	274,952
*	Ashoka Buildcon Ltd.	22,830	24,575
*Ω	Aster DM Healthcare Ltd.	20,067	60,480
	Astra Microwave Products Ltd.	12,431	46,986
	Atul Ltd.	1,093	92,037
Ω	AU Small Finance Bank Ltd.	22,943	186,774
	Aurobindo Pharma Ltd.	41,324	311,377
	Automotive Axles Ltd.	879	25,972
	Avanti Feeds Ltd.	6,008	26,623
	Bajaj Consumer Care Ltd.	16,837	32,671
*	Bajaj Hindusthan Sugar Ltd.	120,090	21,546
	Bajaj Holdings & Investment Ltd.	4,186	353,400
	Balkrishna Industries Ltd.	11,063	281,965
	Balmer Lawrie & Co. Ltd.	10,274	14,869
	Balrampur Chini Mills Ltd.	24,145	123,185
*Ω	Bandhan Bank Ltd.	70,144	197,269
	Bank of Baroda	168,571	389,944
	Bank of India	87,859	90,579
	Bank of Maharashtra	86,887	32,181
	Bannari Amman Sugars Ltd.	715	25,362
	BASF India Ltd.	1,446	41,974
*	BEML Land Assets Ltd.	2,896	7,352
	BEML Ltd.	2,896	43,156
	Bhansali Engineering Polymers Ltd.	21,993	27,262
	Bharat Bijlee Ltd.	517	17,356
	Bharat Dynamics Ltd.	3,645	44,952
	Bharat Electronics Ltd.	428,979	542,499
	Bharat Forge Ltd.	37,274	365,222
	Bharat Heavy Electricals Ltd.	142,805	137,676
	Biocon Ltd.	50,204	142,658
	Birla Corp. Ltd.	5,943	66,918
	Birlasoft Ltd.	20,308	68,176
	Bombay Burmah Trading Co.	3,632	46,036
	Bosch Ltd.	925	219,534
	Brigade Enterprises Ltd.	17,911	109,761
	Brightcom Group Ltd.	73,358	8,435
	BSE Ltd.	10,806	69,425
*	Camlin Fine Sciences Ltd.	4,534	9,586
	Can Fin Homes Ltd.	9,536	72,039
	Canara Bank	71,759	279,171

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Capacit’e Infraprojects Ltd.	12,960	$20,860
	Caplin Point Laboratories Ltd.	4,054	33,700
	Carborundum Universal Ltd.	4,677	61,318
	Care Ratings Ltd.	2,317	18,228
	CCL Products India Ltd.	7,811	57,323
	Ceat Ltd.	5,123	98,271
*	Central Bank of India Ltd.	83,987	31,286
	Century Enka Ltd.	2,942	14,432
	Century Plyboards India Ltd.	2,114	13,496
	Century Textiles & Industries Ltd.	8,265	68,983
	Cera Sanitaryware Ltd.	209	16,001
	Chambal Fertilisers & Chemicals Ltd.	30,634	107,083
	Cholamandalam Financial Holdings Ltd.	15,121	111,665
	Cholamandalam Investment & Finance Co. Ltd.	54,401	583,383
	Cigniti Technologies Ltd.	1,547	16,349
	Cipla Ltd.	57,388	639,104
	City Union Bank Ltd.	72,177	125,485
Ω	Cochin Shipyard Ltd.	9,606	59,274
	Container Corp. of India Ltd.	40,331	301,955
	Coromandel International Ltd.	17,834	206,328
*	Cosmo First Ltd.	2,466	18,814
*	CreditAccess Grameen Ltd.	7,682	90,848
*	CSB Bank Ltd.	13,783	47,361
	Cummins India Ltd.	5,558	107,217
	Cyient Ltd.	10,301	148,972
*	D B Realty Ltd.	14,432	15,500
	Dalmia Bharat Ltd.	13,110	321,396
	Dalmia Bharat Sugar & Industries Ltd.	1,619	7,358
	DCB Bank Ltd.	57,328	74,934
	DCM Shriram Ltd.	5,586	55,802
	DCW Ltd.	20,413	11,481
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	8,075	59,252
	Delta Corp. Ltd.	17,415	43,807
*	Dhampur Bio Organics Ltd.	5,029	10,238
	Dhampur Sugar Mills Ltd.	5,029	15,073
*	Dhani Services Ltd.	24,787	11,614
	Dhanuka Agritech Ltd.	1,649	12,958
Ω	Dilip Buildcon Ltd.	2,926	6,465
*	Dish TV India Ltd.	232,134	45,194
*	Dishman Carbogen Amcis Ltd.	4,884	8,332
	Dr Reddy’s Laboratories Ltd., ADR	14,776	893,357
	Dr Reddy’s Laboratories Ltd.	2,532	152,071
	Dwarikesh Sugar Industries Ltd.	25,698	28,988
	Dynamatic Technologies Ltd.	483	17,294
	eClerx Services Ltd.	3,173	51,930
	Edelweiss Financial Services Ltd.	91,879	76,909
	EID Parry India Ltd.	13,557	83,451
*	EIH Ltd.	31,373	72,460
	Electrosteel Castings Ltd.	67,971	31,668
Ω	Endurance Technologies Ltd.	4,098	67,095
	Engineers India Ltd.	54,368	55,021
	EPL Ltd.	16,493	35,284
*Ω	Equitas Small Finance Bank Ltd.	64,024	54,240
Ω	Eris Lifesciences Ltd.	5,181	39,646
	Escorts Kubota Ltd.	7,272	176,480
*	Eveready Industries India Ltd.	3,796	13,524
	Excel Industries Ltd.	810	8,691
*	Exide Industries Ltd.	61,622	147,686
*	FDC Ltd.	8,694	31,204

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Federal Bank Ltd.	279,886	$463,461
	FIEM Industries Ltd.	1,275	27,634
	Filatex India Ltd.	35,132	15,689
	Finolex Cables Ltd.	10,965	119,916
	Finolex Industries Ltd.	45,245	92,877
	Firstsource Solutions Ltd.	40,640	58,106
	Force Motors Ltd.	534	8,753
*	Fortis Healthcare Ltd.	67,232	214,897
	Gabriel India Ltd.	14,644	27,650
	GAIL India Ltd.	419,667	551,370
	Galaxy Surfactants Ltd.	338	10,334
*	Ganesh Housing Corp. Ltd.	2,074	8,454
	Gateway Distriparks Ltd.	29,308	22,940
*	Gati Ltd.	4,650	6,793
Ω	General Insurance Corp. of India	24,414	45,940
	Genus Power Infrastructures Ltd.	30,175	33,603
	GHCL Ltd.	12,047	71,783
	Ghcl Textiles Ltd.	12,047	4,895
	GIC Housing Finance Ltd.	4,685	9,438
	Glenmark Pharmaceuticals Ltd.	25,269	174,253
	Godawari Power & Ispat Ltd.	4,780	20,930
	Godfrey Phillips India Ltd.	2,269	49,201
Ω	Godrej Agrovet Ltd.	5,663	30,353
*	Godrej Industries Ltd.	12,487	68,488
	Goodyear India Ltd.	858	11,626
	Granules India Ltd.	23,190	85,235
	Graphite India Ltd.	13,925	50,613
	Great Eastern Shipping Co. Ltd.	17,366	144,180
	Greaves Cotton Ltd.	10,604	17,370
	Greenpanel Industries Ltd.	2,998	10,975
	Greenply Industries Ltd.	3,563	6,313
	Gujarat Alkalies & Chemicals Ltd.	4,036	33,895
	Gujarat Ambuja Exports Ltd.	11,275	40,379
	Gujarat Fluorochemicals Ltd.	2,313	96,185
	Gujarat Mineral Development Corp. Ltd.	17,056	32,738
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	12,135	87,299
	Gujarat Pipavav Port Ltd.	41,924	58,327
	Gujarat State Fertilizers & Chemicals Ltd.	27,487	53,429
	Gujarat State Petronet Ltd.	48,339	168,821
	Gulf Oil Lubricants India Ltd.	1,818	9,078
*	Hathway Cable & Datacom Ltd.	33,898	5,589
	HBL Power Systems Ltd.	13,146	18,173
*	HealthCare Global Enterprises Ltd.	7,253	23,974
	HEG Ltd.	2,638	36,128
	HeidelbergCement India Ltd.	9,938	21,014
	Heritage Foods Ltd.	14,892	30,930
	Hero MotoCorp Ltd.	16,291	511,147
*	Heubach Colorants India Ltd.	2,356	9,367
	HFCL Ltd.	136,955	108,439
	HG Infra Engineering Ltd.	2,995	32,270
	Hikal Ltd.	4,944	17,764
	HIL Ltd.	799	26,482
	Himadri Speciality Chemical Ltd.	40,762	51,702
	Hinduja Global Solutions Ltd.	1,814	23,002
	Hindustan Aeronautics Ltd.	5,635	201,644
	Hindustan Copper Ltd.	7,628	9,484
	Honda India Power Products Ltd.	495	14,914
	Huhtamaki India Ltd.	3,724	10,347
	I G Petrochemicals Ltd.	3,372	19,987

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	ICRA Ltd.	640	$37,005
*	IDFC First Bank Ltd.	515,636	392,753
	IDFC Ltd.	201,826	218,065
*	IFB Industries Ltd.	799	8,281
	IIFL Finance Ltd.	23,238	136,476
	IIFL Securities Ltd.	14,244	10,280
	India Cements Ltd.	29,087	66,091
	India Glycols Ltd.	2,660	18,439
*	Indiabulls Housing Finance Ltd.	52,146	69,100
*	Indiabulls Real Estate Ltd.	46,996	42,045
	Indian Bank.	44,284	175,021
	Indian Hotels Co. Ltd.	49,078	204,072
*	Indian Overseas Bank	370,095	117,232
	Indian Railway Catering & Tourism Corp. Ltd.	6,001	45,506
Ω	Indian Railway Finance Corp. Ltd.	266,415	103,640
	Indo Count Industries Ltd.	9,730	16,241
	Indoco Remedies Ltd.	2,313	9,103
	Indus Towers Ltd.	101,383	192,394
*	Infibeam Avenues Ltd.	109,480	18,559
	Info Edge India Ltd.	3,711	171,840
*	Inox Wind Ltd.	5,553	7,304
	Insecticides India Ltd.	1,868	10,940
	Intellect Design Arena Ltd.	7,781	42,502
	IOL Chemicals & Pharmaceuticals Ltd.	4,566	22,349
	Ipca Laboratories Ltd.	18,528	160,804
Ω	IRCON International Ltd.	15,857	14,419
	ISGEC Heavy Engineering Ltd.	2,819	16,823
	ITD Cementation India Ltd.	21,907	33,292
*	ITI Ltd.	7,263	8,464
	J Kumar Infraprojects Ltd.	8,134	27,363
	Jagran Prakashan Ltd.	20,306	18,256
	Jai Corp. Ltd.	16,491	30,039
*	Jammu & Kashmir Bank Ltd.	45,969	32,972
	Jamna Auto Industries Ltd.	11,539	14,804
	JB Chemicals & Pharmaceuticals Ltd.	1,099	28,408
	Jindal Poly Films Ltd.	3,096	23,689
	Jindal Saw Ltd.	36,624	73,489
	Jindal Stainless Ltd.	54,083	187,969
	Jindal Steel & Power Ltd.	67,480	482,141
	JK Cement Ltd.	5,213	191,804
	JK Lakshmi Cement Ltd.	9,249	88,525
	JK Paper Ltd.	13,452	62,321
	JK Tyre & Industries Ltd.	16,774	36,900
	JM Financial Ltd.	85,680	64,085
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	848	11,616
	JSW Energy Ltd.	106,314	338,331
	JTEKT India Ltd.	11,048	14,839
	Jubilant Ingrevia Ltd.	16,322	84,147
	Jubilant Pharmova Ltd	12,752	48,443
*	Just Dial Ltd.	2,955	24,376
	Jyothy Labs Ltd.	29,185	69,301
	Kalpataru Power Transmission Ltd.	11,248	74,440
	Kalyani Steels Ltd.	5,570	22,605
	Kansai Nerolac Paints Ltd.	8,677	40,365
	Karnataka Bank Ltd.	66,443	109,811
	Karur Vysya Bank Ltd.	70,147	84,087
	Kaveri Seed Co. Ltd.	2,664	17,318
	KCP Ltd.	12,677	16,479
	KEC International Ltd.	15,776	88,584

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	KEI Industries Ltd.	6,721	$156,194
	Kennametal India Ltd.	656	18,426
*	Kesoram Industries Ltd.	43,543	32,520
	Kewal Kiran Clothing Ltd.	1,817	10,291
*	Kiri Industries Ltd.	469	1,697
	Kirloskar Brothers Ltd.	5,543	29,002
	Kirloskar Ferrous Industries Ltd.	3,087	15,539
	Kirloskar Oil Engines Ltd.	9,660	46,661
	KNR Constructions Ltd.	15,834	46,612
	Kolte-Patil Developers Ltd.	6,966	21,569
	Kovai Medical Center & Hospital	977	23,463
	KPIT Technologies Ltd.	15,845	178,093
	KPR Mill Ltd.	9,278	68,355
	KRBL Ltd.	9,700	46,923
	KSB Ltd.	2,564	70,899
	L&T Finance Holdings Ltd.	87,018	98,880
	LA Opala RG Ltd.	3,233	15,223
	Lakshmi Machine Works Ltd.	280	37,062
	LG Balakrishnan & Bros Ltd.	4,876	52,009
	LIC Housing Finance Ltd.	59,275	250,045
	Linde India Ltd.	771	37,813
	LT Foods Ltd.	25,353	34,479
	Lumax Auto Technologies Ltd.	4,144	15,907
	Lupin Ltd.	26,855	232,580
*	LUX Industries Ltd.	482	8,094
	Maharashtra Scooters Ltd.	720	44,338
	Maharashtra Seamless Ltd.	9,160	48,253
	Mahindra & Mahindra Financial Services Ltd.	102,171	325,079
	Mahindra CIE Automotive Ltd.	20,010	98,082
	Mahindra Lifespace Developers Ltd.	12,243	55,846
	Maithan Alloys Ltd.	646	7,167
	Man Infraconstruction Ltd.	20,147	20,156
	Manappuram Finance Ltd.	80,639	128,188
	Mangalam Cement Ltd.	1,802	6,364
	Marksans Pharma Ltd.	51,545	50,880
Ω	MAS Financial Services Ltd.	2,939	25,192
	Mayur Uniquoters Ltd.	2,174	13,573
	Mazagon Dock Shipbuilders Ltd.	3,955	36,618
	Meghmani Finechem Ltd.	2,451	28,795
	Meghmani Organics Ltd.	26,079	27,233
	Minda Corp. Ltd.	8,248	28,638
Ω	Mishra Dhatu Nigam Ltd.	11,441	28,756
	MM Forgings Ltd.	1,219	12,493
	MOIL Ltd.	10,893	20,892
	Monte Carlo Fashions Ltd.	1,697	14,735
*	Morepen Laboratories Ltd.	27,770	9,347
	Motherson Sumi Wiring India Ltd.	169,443	111,795
	Motilal Oswal Financial Services Ltd.	5,968	45,205
	Mphasis Ltd.	8,249	184,489
	MRF Ltd.	327	356,048
	Mrs Bectors Food Specialities Ltd.	2,548	19,272
	Multi Commodity Exchange of India Ltd.	3,204	55,008
	Muthoot Finance Ltd.	17,422	217,294
	Natco Pharma Ltd.	11,479	80,799
	National Aluminium Co. Ltd.	131,702	133,993
	Nava Ltd.	21,905	63,256
	Navneet Education Ltd.	13,812	19,479
	NBCC India Ltd.	92,842	44,868
	NCC Ltd.	75,278	110,433

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	NESCO Ltd.	3,096	$21,006
	Neuland Laboratories Ltd.	1,011	26,425
*	NIIT Ltd.	11,898	52,910
	Nilkamal Ltd.	1,015	25,572
Ω	Nippon Life India Asset Management Ltd.	18,020	52,646
	NMDC Ltd.	99,766	132,956
*††	NMDC Steel Ltd.	99,766	45,106
	NOCIL Ltd.	20,106	52,507
	NRB Bearings Ltd.	5,264	9,711
	Oberoi Realty Ltd.	18,904	211,450
	OnMobile Global Ltd.	12,824	11,025
	Oracle Financial Services Software Ltd.	3,395	148,760
	Orient Cement Ltd.	21,919	34,143
	Oriental Carbon & Chemicals Ltd.	1,456	12,469
	Paisalo Digital Ltd.	37,330	23,288
	Panama Petrochem Ltd.	4,921	17,910
*	Patel Engineering Ltd.	53,331	13,396
*	PC Jeweller Ltd.	55,461	17,360
	PCBL Ltd.	24,419	38,350
	Persistent Systems Ltd.	508	29,531
	Petronet LNG Ltd.	133,201	386,632
	Phoenix Mills Ltd.	13,231	234,148
	Piramal Enterprises Ltd.	18,050	163,024
*	Piramal Pharma Ltd.	72,200	62,385
*Ω	PNB Housing Finance Ltd.	9,491	51,964
	PNB Housing Finance Ltd.	5,097	27,778
	PNC Infratech Ltd.	9,087	31,561
	Polyplex Corp. Ltd.	2,859	47,708
	Poonawalla Fincorp Ltd.	13,307	52,802
	Power Finance Corp. Ltd.	177,077	369,216
	Power Mech Projects Ltd.	608	19,604
	Praj Industries Ltd.	6,095	26,546
*	Prakash Industries Ltd.	12,834	8,608
Ω	Prataap Snacks Ltd.	1,973	17,474
	Prestige Estates Projects Ltd.	21,865	131,167
*	Pricol Ltd.	18,565	57,003
	Prince Pipes & Fittings Ltd.	1,426	10,319
*	Prism Johnson Ltd.	45,272	68,922
	PTC India Ltd.	49,707	57,879
	Punjab National Bank	305,158	195,948
Ω	Quess Corp. Ltd.	11,307	50,341
	Radico Khaitan Ltd.	2,124	29,261
	Rain Industries Ltd.	35,316	70,265
	Rajesh Exports Ltd.	12,110	82,751
	Rallis India Ltd.	10,770	24,946
	Ramco Cements Ltd.	16,711	151,118
	Ramco Industries Ltd.	6,510	10,301
	Ramkrishna Forgings Ltd.	10,185	40,412
	Rane Holdings Ltd.	1,439	16,403
	Rashtriya Chemicals & Fertilizers Ltd.	22,775	30,429
	Ratnamani Metals & Tubes Ltd.	4,182	109,997
	Raymond Ltd.	6,223	121,508
*Ω	RBL Bank Ltd.	76,650	151,589
	REC Ltd.	223,482	362,394
	Redington Ltd.	94,584	195,260
	Redtape Ltd.	3,030	8,140
*	Reliance Power Ltd.	456,424	68,997
	Repco Home Finance Ltd.	8,101	18,894
	Rhi Magnesita India Ltd.	3,748	29,583

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	RITES Ltd.	7,490	$35,278
	RSWM Ltd.	4,312	9,704
	Rupa & Co. Ltd.	2,488	7,434
	Sagar Cements Ltd.	4,388	10,354
	Samvardhana Motherson International Ltd.	238,512	215,270
	Sangam India Ltd.	4,793	16,002
	Sarda Energy & Minerals Ltd.	1,477	20,222
	Sasken Technologies Ltd.	747	8,184
	Savita Oil Technologies Ltd.	2,310	7,888
	Schaeffler India Ltd.	1,991	67,852
*	SEAMEC Ltd.	684	5,298
*	Sequent Scientific Ltd.	20,460	18,552
	Seshasayee Paper & Boards Ltd.	5,576	19,134
Ω	SH Kelkar & Co. Ltd.	5,846	8,239
	Sharda Cropchem Ltd.	3,090	17,606
	Shilpa Medicare Ltd.	6,393	20,110
	Shipping Corp. of India Ltd.	25,479	28,413
	Shipping Corp. of India Ltd.	25,479	8,422
	Shree Cement Ltd.	56	16,541
	Shriram Finance Ltd.	42,671	697,483
*	SIS Ltd.	2,778	13,082
	Siyaram Silk Mills Ltd.	3,502	20,981
	Sobha Ltd.	8,336	47,289
	Solar Industries India Ltd.	756	35,365
*	Solara Active Pharma Sciences Ltd.	2,319	10,837
	Somany Ceramics Ltd.	2,104	13,741
*	South Indian Bank Ltd.	422,529	85,346
*	Spandana Sphoorty Financial Ltd.	3,573	26,109
	SRF Ltd.	58	1,803
*	Star Cement Ltd.	15,455	22,103
	Steel Authority of India Ltd.	186,150	188,935
	Sterlite Technologies Ltd.	22,270	43,893
*	Strides Pharma Science Ltd.	13,715	57,023
*	Subex Ltd.	63,336	25,150
	Subros Ltd.	4,472	16,901
	Sudarshan Chemical Industries Ltd.	2,581	13,037
	Sun TV Network Ltd.	15,404	81,549
	Sundaram Finance Ltd.	9,828	284,581
	Sundaram-Clayton Ltd.	898	43,836
	Sunteck Realty Ltd.	7,768	28,832
	Suprajit Engineering Ltd.	9,703	42,680
	Supreme Petrochem Ltd.	5,220	24,437
	Surya Roshni Ltd.	3,681	35,922
	Tamil Nadu Newsprint & Papers Ltd.	11,562	34,250
	Tata Chemicals Ltd.	25,676	299,748
	Tata Coffee Ltd.	15,113	40,739
	Tata Consumer Products Ltd.	79,524	742,143
*	Tata Motors Ltd.	8,782	52,343
	Tata Steel Ltd.	29,727	39,429
*Ω	TCNS Clothing Co. Ltd.	1,674	10,025
	TD Power Systems Ltd.	6,975	14,983
	Techno Electric & Engineering Co. Ltd.	10,979	50,124
	Texmaco Rail & Engineering Ltd.	50,683	35,398
	Thermax Ltd.	2,302	64,588
	Thirumalai Chemicals Ltd.	15,759	38,463
*	Thomas Cook India Ltd.	26,493	21,384
	Tide Water Oil Co. India Ltd.	415	4,389
	Time Technoplast Ltd.	25,514	26,447
	Tinplate Co. of India Ltd.	7,848	31,284

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Titagarh Wagons Ltd.	11,859	$48,251
	TransIndia Realty & Logistics Parks Ltd.	7,469	2,215
	Transport Corp. of India Ltd.	4,427	34,171
	Trident Ltd.	147,551	56,341
	Triveni Engineering & Industries Ltd.	10,691	37,670
	Triveni Turbine Ltd.	8,371	37,549
	TV Today Network Ltd.	2,698	6,380
*	TV18 Broadcast Ltd.	68,802	25,557
	TVS Srichakra Ltd.	777	26,844
	Uflex Ltd.	6,902	34,087
*	Ugro Capital Ltd.	11,318	24,976
	Ujjivan Financial Services Ltd.	20,093	69,888
Ω	Ujjivan Small Finance Bank Ltd.	66,292	22,628
	Unichem Laboratories Ltd.	5,045	23,552
	Union Bank of India Ltd.	147,391	137,218
	UPL Ltd.	78,979	715,726
	Usha Martin Ltd.	30,875	80,871
	UTI Asset Management Co. Ltd.	5,153	41,524
*	VA Tech Wabag Ltd.	5,913	28,348
	Vaibhav Global Ltd.	6,445	24,964
	Vakrangee Ltd.	84,583	17,499
*	Vardhman Textiles Ltd.	16,925	65,813
*Ω	Varroc Engineering Ltd.	5,366	19,126
	Venky’s India Ltd.	752	14,397
	Vesuvius India Ltd.	1,292	26,658
	Vindhya Telelinks Ltd.	1,897	40,650
	Visaka Industries Ltd.	1,904	9,393
*	Vodafone Idea Ltd.	1,094,486	93,280
	Voltamp Transformers Ltd.	496	18,122
	Voltas Ltd.	1,007	9,854
*	VRL Logistics Ltd.	2,989	23,085
	VST Industries Ltd.	716	28,679
	VST Tillers Tractors Ltd.	516	15,733
	Welspun Corp. Ltd.	18,515	51,245
	Welspun Enterprises Ltd.	13,957	24,288
	Welspun India Ltd.	46,191	49,710
	West Coast Paper Mills Ltd.	7,697	52,145
	Wheels India Ltd.	921	5,811
*	Wockhardt Ltd.	8,985	18,602
*	Wonderla Holidays Ltd.	2,231	12,331
*	Yes Bank Ltd.	110,140	21,197
	Zee Entertainment Enterprises Ltd.	155,262	375,676
*	Zee Media Corp. Ltd.	60,172	6,631
	Zensar Technologies Ltd.	12,992	44,465
*	Zomato Ltd.	56,996	45,296
	Zydus Lifesciences Ltd.	38,491	245,423
	Zydus Wellness Ltd.	2,934	55,853

TOTAL INDIA			37,219,609

INDONESIA — (2.0%)
	ABM Investama Tbk PT	99,000	22,551
	Ace Hardware Indonesia Tbk PT	1,061,800	32,632
*	Adhi Karya Persero Tbk PT	366,900	10,916
	AKR Corporindo Tbk PT	236,300	26,153
*	Alam Sutera Realty Tbk PT	2,601,900	31,620
	Aneka Tambang Tbk PT	401,500	57,758
	Astra Agro Lestari Tbk PT	90,200	47,526
	Astra Otoparts Tbk PT	103,700	12,950
*	Bank Bukopin Tbk PT	5,582,200	39,241

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Bank China Construction Bank Indonesia Tbk PT	2,218,500	$10,437
*	Bank Mayapada International Tbk PT	1,453,400	49,588
	Bank Maybank Indonesia Tbk PT	2,806,500	43,603
*	Bank MNC Internasional Tbk PT	3,182,200	17,162
*	Bank Nationalnobu Tbk PT	197,700	6,749
	Bank OCBC Nisp Tbk PT	547,400	31,001
	Bank Pan Indonesia Tbk PT	509,200	38,370
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	533,749	45,689
	Bank Pembangunan Daerah Jawa Timur Tbk PT	719,200	33,100
	Bank Syariah Indonesia Tbk PT	2,063,013	243,676
	Bank Tabungan Negara Persero Tbk PT	967,965	82,329
	BFI Finance Indonesia Tbk PT	538,200	50,566
	BISI International Tbk PT	273,900	31,389
*	Buana Lintas Lautan Tbk PT	988,600	8,159
*	Bukalapak.com PT Tbk	711,500	11,530
	Bukit Asam Tbk PT	564,200	159,570
*	Bumi Serpong Damai Tbk PT	1,370,300	99,621
	Catur Sentosa Adiprana Tbk PT	229,400	11,340
	Ciputra Development Tbk PT	1,788,800	121,372
*	City Retail Developments Tbk PT	893,400	8,529
	Delta Dunia Makmur Tbk PT	1,421,800	31,460
	Dharma Satya Nusantara Tbk PT	248,300	10,502
	Elang Mahkota Teknologi Tbk PT	2,977,900	143,758
	Elnusa Tbk PT	809,300	17,805
	Erajaya Swasembada Tbk PT	1,317,000	44,663
	Gudang Garam Tbk PT	87,300	169,392
	Harum Energy Tbk PT	157,700	16,296
	Hexindo Adiperkasa Tbk PT	31,300	12,162
	Indah Kiat Pulp & Paper Tbk PT	493,200	262,074
	Indika Energy Tbk PT	390,600	69,479
	Indo Tambangraya Megah Tbk PT	58,000	131,950
	Indocement Tunggal Prakarsa Tbk PT	44,700	33,105
	Indofood Sukses Makmur Tbk PT	772,900	340,209
	Indomobil Sukses Internasional Tbk PT	184,300	29,654
	Integra Indocabinet Tbk PT	191,700	5,496
	Japfa Comfeed Indonesia Tbk PT	759,300	53,908
*	Kawasan Industri Jababeka Tbk PT	1,823,500	14,913
*	Krakatau Steel Persero Tbk PT	1,221,300	23,665
*	Lippo Karawaci Tbk PT	8,601,860	54,614
	Medco Energi Internasional Tbk PT	1,673,840	115,993
*	Media Nusantara Citra Tbk PT	1,341,600	54,045
*	Mitra Adiperkasa Tbk PT	238,300	22,282
	Mitra Pinasthika Mustika Tbk PT	162,600	14,639
*	MNC Kapital Indonesia Tbk PT	4,401,300	17,698
*	MNC Land Tbk PT	8,068,300	38,545
*	Mulia Industrindo Tbk PT	331,500	11,303
	Pabrik Kertas Tjiwi Kimia Tbk PT	245,200	113,466
	Pakuwon Jati Tbk PT	2,387,600	79,201
	Panin Financial Tbk PT	1,596,000	31,162
*	Paninvest Tbk PT	273,700	19,245
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	585,500	40,542
*	PP Persero Tbk PT	551,300	24,461
	Prodia Widyahusada Tbk PT	49,600	19,862
	Puradelta Lestari Tbk PT	1,577,400	18,187
	Ramayana Lestari Sentosa Tbk PT	191,200	7,960
	Resource Alam Indonesia Tbk PT	701,000	23,623
*††	Rimo International Lestari Tbk PT	3,228,000	0
	Salim Ivomas Pratama Tbk PT	780,700	21,189
	Samator Indo Gas Tbk PT	69,200	9,016

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Sampoerna Agro Tbk PT	77,700	$11,180
	Samudera Indonesia Tbk PT	1,589,000	41,853
*	Sarana Meditama Metropolitan Tbk PT	346,400	7,135
	Sawit Sumbermas Sarana Tbk PT	563,100	65,673
*	Semen Baturaja Tbk PT	296,900	7,249
	Semen Indonesia Persero Tbk PT	510,542	207,650
	Siloam International Hospitals Tbk PT	134,500	15,877
*††	Sri Rejeki Isman Tbk PT	1,753,600	3,272
	Summarecon Agung Tbk PT	2,022,600	77,367
*	Surya Semesta Internusa Tbk PT	883,000	25,419
	Tempo Scan Pacific Tbk PT	82,400	7,864
	Timah Tbk PT	493,000	34,218
*††	Trada Alam Minera Tbk PT	2,672,100	1,708
	Trias Sentosa Tbk PT	209,300	9,845
*	Trimegah Sekuritas IndonesiaTbk PT	610,300	8,406
	Triputra Agro Persada PT	966,300	42,186
	Tunas Baru Lampung Tbk PT	536,000	22,296
*	Vale Indonesia Tbk PT	394,200	188,413
*	Waskita Karya Persero Tbk PT	1,125,300	17,649
*	Wijaya Karya Persero Tbk PT	568,600	23,501
	XL Axiata Tbk PT	664,613	79,548

TOTAL INDONESIA			4,430,960

KUWAIT — (0.2%)
	A’ayan Leasing & Investment Co. KSCP	48,523	21,851
	Ahli United Bank KSCP	95,630	85,816
	Al Ahli Bank of Kuwait KSCP	79,930	84,768
*	ALAFCO Aviation Lease & Finance Co. KSCP	41,586	25,783
*	Alimtiaz Investment Group KSC	53,942	11,019
	Arzan Financial Group for Financing & Investment KPSC	55,858	19,139
*	Asiya Capital Investments Co. KSCP	93,035	17,244
	Burgan Bank SAK	87,704	61,818
	Commercial Facilities Co. SAKP	27,850	16,813
	Gulf Bank KSCP	45,300	41,538
	Gulf Cables & Electrical Industries Group Co. KSCP	5,110	21,094
	Kuwait Financial Centre SAK	8,462	2,770
	Kuwait Insurance Co. SAK	6,157	10,046
	Kuwait International Bank KSCP	60,186	36,333
	Mezzan Holding Co. KSCC	10,072	12,456
	National Industries Group Holding SAK	101,913	71,833
	National Investments Co. KSCP	14,832	12,293

TOTAL KUWAIT			552,614

MALAYSIA — (1.8%)
	Aeon Co. M Bhd	96,000	27,384
	AEON Credit Service M Bhd	11,700	31,401
#	AFFIN Bank Bhd	54,378	24,776
	Ajinomoto Malaysia Bhd	4,200	15,036
	Alliance Bank Malaysia Bhd	147,400	110,162
	Allianz Malaysia Bhd	10,500	32,701
	AMMB Holdings Bhd	281,800	228,534
	Batu Kawan Bhd	16,200	79,161
#*	Berjaya Corp. Bhd	465,608	31,358
	BIMB Holdings Bhd	125,100	56,380
#	Boustead Holdings Bhd	159,700	30,663
#	Boustead Plantations Bhd	115,000	18,718
*	Bumi Armada Bhd	507,900	76,695
	Cahya Mata Sarawak Bhd	118,100	29,748

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Chin Teck Plantations Bhd	5,500	$10,077
	Dagang NeXchange Bhd	152,800	17,925
	Dialog Group Bhd	191,600	98,642
#	DRB-Hicom Bhd	151,400	47,977
	Duopharma Biotech Bhd	116,400	37,402
	Eco World Development Group Bhd	136,900	23,090
*	Ekovest Bhd	254,400	21,429
	FAR East Holdings Bhd	1,400	1,192
#	FGV Holdings Bhd	42,200	14,201
#	Formosa Prosonic Industries Bhd	21,800	13,129
	Gamuda Bhd	274,069	255,298
	Genting Plantations Bhd	43,700	58,811
	Guan Chong Bhd	51,600	30,701
	Hai-O Enterprise Bhd	24,300	6,438
#	HAP Seng Consolidated Bhd	40,500	44,913
	Hap Seng Plantations Holdings Bhd	27,100	11,309
	Hartalega Holdings Bhd	248,200	104,895
#	Hengyuan Refining Co. Bhd	18,000	13,385
	Hiap Teck Venture Bhd	218,100	16,933
#	Hibiscus Petroleum Bhd	153,400	35,338
	Hong Leong Industries Bhd	10,000	20,445
	IGB Bhd	40,749	27,161
	IJM Corp. Bhd	428,300	150,120
	Insas Bhd	89,000	16,898
	IOI Properties Group Bhd	224,800	58,552
*	JAKS Resources Bhd	260,520	12,893
	Keck Seng Malaysia Bhd	19,600	15,221
	Kenanga Investment Bank Bhd	89,400	17,949
#	Kim Loong Resources Bhd	29,200	12,054
#*	KNM Group Bhd	566,400	6,353
	Kossan Rubber Industries Bhd	244,200	68,584
	KPJ Healthcare Bhd	238,800	60,004
	Kretam Holdings Bhd	133,900	19,541
*	Leong Hup International Bhd	128,600	15,446
#Ω	Lotte Chemical Titan Holding Bhd	84,977	23,852
	LPI Capital Bhd	7,000	18,967
	Magni-Tech Industries Bhd	19,900	7,951
	Magnum Bhd	74,114	18,464
	Mah Sing Group Bhd	277,700	37,734
	Malayan Flour Mills Bhd	227,800	37,584
	Malaysia Airports Holdings Bhd	35,800	56,660
#	Malaysia Building Society Bhd	368,973	51,379
	Malaysia Smelting Corp. Bhd.	17,900	8,066
	Malaysian Resources Corp. Bhd	291,800	20,026
	Matrix Concepts Holdings Bhd	98,550	31,608
#	MBM Resources Bhd	38,200	30,783
	Mega First Corp. Bhd	74,000	56,737
	Mi Technovation Bhd	70,500	26,336
	MKH Bhd	39,000	11,571
#	MNRB Holdings Bhd	50,800	11,402
	MPHB Capital Bhd	55,400	12,435
	Oriental Holdings Bhd	46,900	69,789
#	OSK Holdings Bhd	194,800	42,389
	Panasonic Manufacturing Malaysia Bhd	2,000	10,204
#	Petron Malaysia Refining & Marketing Bhd	16,400	16,217
	RCE Capital Bhd	49,100	20,704
#	Sarawak Oil Palms Bhd	41,700	23,241
	Scientex Bhd	87,100	66,671
	Sime Darby Property Bhd	257,300	27,189

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	SP Setia Bhd Group	311,299	$40,282
	Sunway Bhd	358,123	126,225
#	Supermax Corp. Bhd	185,586	36,292
#	Syarikat Takaful Malaysia Keluarga Bhd	53,565	39,552
	Ta Ann Holdings Bhd	59,700	41,432
#	Thong Guan Industries Bhd	28,400	14,553
#*	Top Glove Corp. Bhd	883,400	194,811
#*	Tropicana Corp. Bhd	104,013	31,739
#	TSH Resources Bhd	116,400	26,938
#	UMW Holdings Bhd	40,500	35,177
	Unisem M Bhd	85,800	57,871
	United Malacca Bhd	28,200	33,998
	United Plantations Bhd	10,300	38,250
	UOA Development Bhd	24,400	9,413
#	VS Industry Bhd	394,900	72,387
#	WCT Holdings Bhd	129,750	12,820
#	Yinson Holdings Bhd	208,319	122,488
*	YNH Property Bhd	32,000	36,307
	YTL Corp. Bhd	577,426	85,614

TOTAL MALAYSIA			3,951,131

MEXICO — (2.6%)
#*	ALEATICA SAB de CV	34,887	68,156
#	Alpek SAB de CV	60,630	64,240
#*	Axtel SAB de CV	75,248	5,734
Ω	Banco del Bajio SA	108,947	358,238
*	Cemex SAB de CV	549,733	330,522
*	Cemex SAB de CV, Sponsored ADR	169,345	1,016,070
	Cia Minera Autlan SAB de CV, Class B	66,644	57,639
	Consorcio ARA SAB de CV	98,355	21,061
	Corp Actinver SAB de CV	41,815	30,467
	Corporativo Fragua SAB de CV	8,077	215,632
	Cydsa SAB de CV	50,192	53,069
	El Puerto de Liverpool SAB de CV, Class C1	30,621	188,159
	GCC SAB de CV	14,765	117,433
	Genomma Lab Internacional SAB de CV, Class B	130,128	108,057
	Gentera SAB de CV	144,860	159,205
	Grupo Comercial Chedraui SA de CV	50,454	298,299
	Grupo Herdez SAB de CV	6,700	17,749
*	Grupo Hotelero Santa Fe SAB de CV	50,240	11,401
	Grupo Industrial Saltillo SAB de CV	47,197	81,376
	Grupo KUO SAB de CV, Class B	21,555	48,554
	Grupo Rotoplas SAB de CV	6,619	9,240
	Grupo Televisa SAB	353,165	359,460
#*Ω	Grupo Traxion SAB de CV	34,215	65,787
*	Hoteles City Express SAB de CV	47,518	21,857
*	Industrias CH SAB de CV, Class B	11,679	132,149
*	Industrias Penoles SAB de CV	18,851	291,475
#	La Comer SAB de CV	60,217	131,624
	Medica Sur SAB de CV, Class B	20,670	55,160
	Megacable Holdings SAB de CV	111,208	302,583
*	Minera Frisco SAB de CV, Class A1	70,887	11,513
*Ω	Nemak SAB de CV	269,707	63,153
	Operadora de Sites Mexicanos SA de CV, Class A	12,203	11,783
	Orbia Advance Corp. SAB de CV	119,036	274,095
#*	Organizacion Cultiba SAB de CV	46,456	32,298
*	Organizacion Soriana SAB de CV, Class B	37,912	65,641
	Promotora y Operadora de Infraestructura SAB de CV	16,613	172,889
	Promotora y Operadora de Infraestructura SAB de CV, Class L	2,980	20,716

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Qualitas Controladora SAB de CV	27,870	$185,066
*	Vista Energy SAB de CV, ADR	9,340	195,393
	Vitro SAB de CV, Class A	24,646	25,209

TOTAL MEXICO			5,678,152

PHILIPPINES — (0.7%)
*	8990 Holdings, Inc.	135,600	22,429
	Alliance Global Group, Inc.	469,000	117,012
	Asia United Bank Corp.	8,110	6,126
*	Atlas Consolidated Mining & Development Corp.	171,900	13,683
*	AyalaLand Logistics Holdings Corp.	155,000	8,012
	Belle Corp.	525,000	11,192
	China Banking Corp.	123,600	75,344
	Cosco Capital, Inc.	281,900	24,689
	DMCI Holdings, Inc.	395,300	70,136
	DoubleDragon Corp.	73,400	10,402
	Filinvest Development Corp.	121,800	11,983
	Filinvest Land, Inc.	1,703,000	24,313
	First Philippine Holdings Corp.	31,550	35,561
	GT Capital Holdings, Inc.	11,039	95,436
*	Holcim Philippines, Inc.	71,600	4,993
*	Integrated Micro-Electronics, Inc.	72,600	6,885
	LT Group, Inc.	216,100	39,665
	Megaworld Corp.	1,421,700	51,450
	Metropolitan Bank & Trust Co.	232,040	245,804
	Petron Corp.	459,700	28,262
††	Philcomsat Holdings Corp.	9,064	12,382
	Philex Mining Corp.	326,000	18,329
*	Philippine National Bank.	50,900	17,089
	Puregold Price Club, Inc.	152,000	89,605
	RFM Corp.	109,000	6,393
	Rizal Commercial Banking Corp.	113,800	48,305
	Robinsons Land Corp.	268,700	70,105
	Robinsons Retail Holdings, Inc.	39,190	38,544
	San Miguel Corp.	62,930	120,697
	Security Bank Corp.	90,220	150,501
	Shell Pilipinas Corp.	32,000	9,812
*	Top Frontier Investment Holdings, Inc.	3,090	5,574
	Union Bank of the Philippines	66,514	99,614
	Vista Land & Lifescapes, Inc.	717,200	22,802

TOTAL PHILIPPINES			1,613,129

POLAND — (0.9%)
	AB SA	2,333	28,406
#*	Agora SA	8,438	14,871
*	Alior Bank SA	18,231	190,987
	Apator SA	2,181	8,142
	Arctic Paper SA	5,110	23,989
	ASBISc Enterprises PLC	7,050	48,616
	Asseco Poland SA	8,572	173,917
	Bank Handlowy w Warszawie SA	5,702	123,168
*	Bank Millennium SA	10,272	12,191
*	Bank Ochrony Srodowiska SA	9,478	22,493
#*	BNPP Bank Polska SA	1,220	15,467
	Boryszew SA	19,241	35,390
	Cognor Holding SA	35,478	88,851
	ComArch SA	717	26,609
	Cyfrowy Polsat SA	26,801	112,398

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Develia SA	39,555	$34,370
#	Echo Investment SA	23,480	22,151
*	Enea SA	37,216	60,183
	Fabryki Mebli Forte SA	1,537	9,961
*	Grupa Azoty SA	7,205	55,701
	Inter Cars SA	1,134	140,377
*	Jastrzebska Spolka Weglowa SA	7,635	79,019
	KRUK SA	367	33,133
	Lubelski Wegiel Bogdanka SA	3,931	36,714
*	mBank SA	1,797	150,423
	MCI Capital SA	1,649	8,313
	NEWAG SA	2,123	9,357
*	PKP Cargo SA	7,482	28,470
*	Polimex-Mostostal SA	6,716	7,146
	Polski Koncern Naftowy Orlen SA	13,220	201,694
	Stalexport Autostrady SA	16,406	9,912
*	Tauron Polska Energia SA	202,440	100,803
	VRG SA	42,918	35,250
	Warsaw Stock Exchange	2,575	22,381

TOTAL POLAND			1,970,853

QATAR — (0.8%)
	Aamal Co.	288,708	65,456
	Al Khaleej Takaful Group QSC	22,072	13,912
	Alijarah Holding Co. QPSC	104,338	20,603
*	Baladna	111,628	42,448
	Barwa Real Estate Co.	327,253	225,987
	Commercial Bank PSQC	187,494	304,045
	Doha Bank QPSC	368,651	157,420
	Doha Insurance Co. QSC	40,320	21,363
	Gulf International Services QSC	201,523	116,829
	Gulf Warehousing Co.	37,401	37,381
*	Lesha Bank LLC	172,039	47,199
	Mannai Corp. QSC	21,498	31,559
	Qatar Aluminum Manufacturing Co	143,522	61,113
	Qatar Industrial Manufacturing Co. QSC	41,774	33,421
*	Qatar Insurance Co. SAQ	222,946	107,067
	Qatar National Cement Co. QSC	50,223	55,024
	Qatar Navigation QSC	101,179	251,919
*	Salam International Investment Ltd. QSC	139,423	20,760
	United Development Co. QSC	355,663	109,975
	Vodafone Qatar QSC	252,361	119,174

TOTAL QATAR			1,842,655

RUSSIA — (0.0%)
*††	Etalon Group PLC, GDR	24,314	0
*††	Lenta International Co. PJSC, GDR	4,734	0
*††	Magnitogorsk Iron & Steel Works PJSC,GDR	16,505	0
*††	Ros Agro PLC, GDR	3,925	0
*††	RusHydro PJSC, ADR	93,802	0
*††	Tatneft PJSC, Sponsored ADR	14,399	0
*††	VTB Bank PJSC, GDR	138,363	0

SAUDI ARABIA — (4.5%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	3,328	23,519
	Al Babtain Power & Telecommunication Co.	6,950	49,197
*	Al Hassan Ghazi Ibrahim Shaker Co.	5,595	31,526
	Al Jouf Agricultural Development Co.	2,562	36,442

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Al Jouf Cement Co.	8,531	$29,136
*	Al Khaleej Training & Education Co.	6,476	31,939
	Al Yamamah Steel Industries Co.	3,887	25,498
*	AlAbdullatif Industrial Investment Co.	7,870	41,103
*	Al-Etihad Cooperative Insurance Co.	3,097	15,105
*	AlJazira Takaful Ta’awuni Co.	4,676	23,121
*	Allianz Saudi Fransi Cooperative Insurance Co.	12,649	53,674
	Arab National Bank	122,794	900,404
	Arabian Cement Co.	9,734	92,152
	Arriyadh Development Co.	17,211	93,119
	Bank Al-Jazira	85,886	449,399
	Banque Saudi Fransi	76,160	790,249
*	Basic Chemical Industries Ltd.	2,738	26,435
*	Buruj Cooperative Insurance Co.	1,997	9,870
*	Chubb Arabia Cooperative Insurance Co.	2,171	10,876
	City Cement Co.	12,129	70,769
*	Dar Al Arkan Real Estate Development Co.	114,864	495,838
*	Dur Hospitality Co.	9,571	71,078
	Eastern Province Cement Co.	8,366	95,151
*	Electrical Industries Co.	3,489	36,117
*	Emaar Economic City	82,232	213,200
	Etihad Etisalat Co.	69,362	855,474
*	Gulf General Cooperative Insurance Co.	10,344	22,446
	Gulf Insurance Group	4,438	32,611
	Hail Cement Co.	11,665	38,150
*	Jazan Energy & Development Co.	6,599	26,898
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	16,398	38,992
*	Methanol Chemicals Co.	5,127	34,494
*	Mobile Telecommunications Co. Saudi Arabia	97,397	390,076
	Najran Cement Co.	16,879	64,570
*	National Agriculture Development Co.	5,080	39,994
	National Co. for Glass Industries	3,510	32,446
	National Gypsum	5,302	35,284
*	National Industrialization Co.	68,978	252,995
	Nayifat Finance Co.	4,189	21,484
	Northern Region Cement Co.	18,964	60,796
*	Rabigh Refining & Petrochemical Co.	87,035	259,440
	Sahara International Petrochemical Co.	66,578	694,205
	Saudi Ceramic Co.	7,197	61,821
	Saudi Chemical Co. Holding	10,570	85,126
*	Saudi Co. For Hardware CJSC	2,472	21,022
	Saudi Industrial Investment Group	48,075	327,853
	Saudi Industrial Services Co.	7,743	56,923
	Saudi Investment Bank	98,381	431,776
*	Saudi Kayan Petrochemical Co.	156,893	532,616
*	Saudi Marketing Co.	3,087	22,222
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	13,300	91,255
*	Saudi Printing & Packaging Co.	5,795	28,475
*	Saudi Public Transport Co.	6,649	32,663
*	Saudi Reinsurance Co.	8,310	36,245
	Savola Group	37,509	319,501
*	Seera Group Holding	33,818	224,625
*	Sinad Holding Co.	15,831	51,991
	Tabuk Cement Co.	8,849	36,857
*	Takween Advanced Industries Co.	8,110	21,580
	Umm Al-Qura Cement Co.	3,517	16,466
	United International Transportation Co.	1,876	29,887
*	Walaa Cooperative Insurance Co.	5,069	19,690
	Yamama Cement Co.	20,244	177,945

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Yanbu Cement Co.	4,479	$42,915
	Yanbu National Petrochemical Co.	43,428	521,393
*	Zamil Industrial Investment Co.	8,237	40,243

TOTAL SAUDI ARABIA			9,846,362

SOUTH AFRICA — (3.4%)
	Adcock Ingram Holdings Ltd.	9,797	26,870
	Advtech Ltd.	106,246	106,650
	AECI Ltd.	18,205	85,998
	African Rainbow Minerals Ltd.	17,694	222,279
	Alexander Forbes Group Holdings Ltd.	66,979	18,010
	Altron Ltd., Class A	27,408	13,118
	Aspen Pharmacare Holdings Ltd.	60,599	606,524
	Astral Foods Ltd.	6,962	63,992
	Barloworld Ltd.	33,706	167,250
*	Blue Label Telecoms Ltd.	90,389	22,301
*	Brait PLC	54,087	9,948
	Caxton & CTP Publishers & Printers Ltd.	18,917	10,334
	Curro Holdings Ltd.	20,708	9,181
	DataTec Ltd.	47,283	94,029
*	Discovery Ltd.	59,180	465,519
	DRDGOLD Ltd.	43,581	46,618
	Exxaro Resources Ltd.	38,418	403,670
	Foschini Group Ltd.	43,817	227,204
	Grindrod Ltd.	61,737	33,172
	Harmony Gold Mining Co. Ltd.	43,711	204,762
	Harmony Gold Mining Co. Ltd., Sponsored ADR	47,253	217,836
	Hudaco Industries Ltd.	3,955	33,306
	Investec Ltd.	41,547	228,461
	Invicta Holdings Ltd.	10,262	15,996
	KAP Ltd.	348,720	58,049
	Lewis Group Ltd.	10,591	21,967
	Life Healthcare Group Holdings Ltd.	216,977	246,223
	Merafe Resources Ltd.	159,565	10,383
*	Metair Investments Ltd.	31,298	41,963
	MiX Telematics Ltd., Sponsored ADR	15	116
	Momentum Metropolitan Holdings	191,696	194,206
	Motus Holdings Ltd.	19,271	100,085
	Mpact Ltd.	21,681	33,154
	Nedbank Group Ltd.	75,530	872,578
	Netcare Ltd.	102,861	89,830
	Oceana Group Ltd.	17,392	63,733
	Old Mutual Ltd.	784,328	498,912
	Omnia Holdings Ltd.	28,516	89,780
Ω	Pepkor Holdings Ltd.	269,527	249,846
*	PPC Ltd.	226,567	35,236
	Raubex Group Ltd.	23,054	33,288
	RCL Foods Ltd.	30,615	19,079
	Reunert Ltd.	30,131	97,171
	RFG Holdings Ltd.	6,432	3,270
	Royal Bafokeng Platinum Ltd.	23,644	185,528
	Sanlam Ltd.	8,664	26,744
	Sappi Ltd.	96,987	220,632
	Sibanye Stillwater Ltd.	301,746	667,110
*	Southern Sun Ltd.	109,934	26,865
	Super Group Ltd.	56,942	99,765
*	Telkom SA SOC Ltd.	54,440	98,846
	Tiger Brands Ltd.	8,472	91,788
*	Wilson Bayly Holmes-Ovcon Ltd.	11,192	66,313

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
*	Zeda Ltd.	33,706	$22,395

TOTAL SOUTH AFRICA			7,597,883

SOUTH KOREA — (12.3%)
	ABco Electronics Co. Ltd.	3,431	32,247
	ABOV Semiconductor Co. Ltd.	1,577	11,857
*	ADTechnology Co. Ltd.	1,775	24,208
	Advanced Process Systems Corp.	1,107	16,885
	Aekyung Industrial Co. Ltd.	897	14,461
*	AeroSpace Technology of Korea, Inc.	2,347	7,000
*	Agabang & Company	4,166	10,528
*	ALUKO Co. Ltd.	8,599	20,274
	Amorepacific Group	5,174	141,855
*	Amotech Co. Ltd.	897	11,069
*	Anam Electronics Co. Ltd.	8,891	13,421
*	Ananti, Inc.	15,837	74,673
	Aplus Asset Advisor Co. Ltd.	2,188	7,601
*	Aprogen Biologics	103,818	29,338
	Asia Cement Co. Ltd.	2,690	21,549
	Asia Paper Manufacturing Co. Ltd.	1,081	28,435
	Atinum Investment Co. Ltd.	4,247	8,369
	Avaco Co. Ltd.	2,775	35,265
	Baiksan Co. Ltd.	1,472	8,774
	BGF Co. Ltd.	4,573	14,129
	BH Co. Ltd.	4,119	71,404
	Binggrae Co. Ltd.	1,100	36,615
#	BNK Financial Group, Inc.	52,802	262,685
	Boditech Med, Inc.	1,363	11,800
	Boryung	6,455	41,989
	BYC Co. Ltd.	69	24,183
	Byucksan Corp.	8,914	14,007
*	CammSys Corp.	19,330	24,291
	Cape Industries Ltd.	5,343	13,857
	Chemtronics Co. Ltd.	1,274	21,183
*	ChinHung International, Inc.	19,986	18,601
*	Choil Aluminum Co. Ltd.	9,133	20,653
	Chong Kun Dang Pharmaceutical Corp.	256	16,232
	Chongkundang Holdings Corp.	732	27,773
*	Chorokbaem Media Co. Ltd.	5,074	34,139
	Chosun Refractories Co. Ltd.	3,020	22,251
*	CJ CheilJedang Corp.	1,532	354,762
	CJ Corp.	2,793	191,239
*	CJ ENM Co. Ltd.	2,314	138,161
	CJ Freshway Corp.	1,674	35,678
	CJ Logistics Corp.	1,719	99,288
	Com2uSCorp.	1,124	57,863
*	Cosmax, Inc.	1,250	72,336
	Coway Co. Ltd.	7,542	276,915
	Cuckoo Holdings Co. Ltd.	1,775	20,469
	Cuckoo Homesys Co. Ltd.	801	15,288
	D.I Corp.	3,646	18,484
	Dae Han Flour Mills Co. Ltd.	223	23,734
	Dae Won Kang Up Co. Ltd.	8,318	25,291
*	Dae Young Packaging Co. Ltd.	7,519	7,634
	Daedong Corp.	3,607	28,621
	Daeduck Co. Ltd.	4,415	21,052
	Daeduck Electronics Co. Ltd.	5,605	90,888
	Daehan New Pharm Co. Ltd.	1,199	7,769
	Daehan Steel Co. Ltd.	2,741	27,079

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Dae-Il Corp.	2,910	$10,963
	Daesang Corp.	3,678	53,552
	Daesang Holdings Co. Ltd.	4,994	28,761
*	Daesung Industrial Co. Ltd.	4,256	12,711
	Daewon Pharmaceutical Co. Ltd.	1,883	20,829
*	Daewoo Engineering & Construction Co. Ltd.	39,016	123,377
	Daewoong Co. Ltd.	4,595	51,396
	Daihan Pharmaceutical Co. Ltd.	686	14,356
	Daishin Securities Co. Ltd.	5,660	56,954
	Daol Investment & Securities Co. Ltd.	10,955	27,423
#	Daou Data Corp.	2,532	32,953
	Daou Technology, Inc.	4,209	60,378
*	Dasan Networks, Inc.	4,714	12,574
	DB Financial Investment Co. Ltd.	6,337	19,171
	DB HiTek Co. Ltd.	6,466	294,397
	DB Insurance Co. Ltd.	8,646	543,501
*	DB, Inc.	20,637	28,007
	Deutsch Motors, Inc.	4,732	20,754
	DGB Financial Group, Inc.	32,532	166,827
	DI Dong Il Corp.	3,004	46,876
	Digital Daesung Co. Ltd.	3,570	16,450
	DL Construction Co. Ltd.	2,109	21,496
	DL E&C Co. Ltd.	4,648	122,816
	DL Holdings Co. Ltd.	1,853	68,660
	DMS Co. Ltd.	4,659	21,972
	DNF Co. Ltd.	1,629	20,388
	Dohwa Engineering Co. Ltd.	2,350	14,433
	Dong-A Hwasung Co. Ltd.	1,350	9,261
	Dong-A Socio Holdings Co. Ltd.	566	35,030
	Dong-A ST Co. Ltd.	737	30,187
*	Dongbang Transport Logistics Co. Ltd.	3,812	6,202
	Dongil Industries Co. Ltd.	111	18,256
	DongKook Pharmaceutical Co. Ltd.	4,132	46,685
	Dongkuk Industries Co. Ltd.	7,902	42,706
#	Dongkuk Steel Mill Co. Ltd.	12,782	114,565
*	Dongkuk Structures & Construction Co. Ltd.	3,950	13,048
	Dongsuh Cos., Inc.	3,716	53,437
	Dongsung Chemical Co. Ltd.	4,993	17,274
	Dongwha Pharm Co. Ltd.	3,593	22,564
	Dongwon Development Co. Ltd.	7,989	21,025
	Dongwon F&B Co. Ltd.	1,585	36,260
	Dongwon Industries Co. Ltd.	1,385	48,129
*	Dongyang Steel Pipe Co. Ltd.	14,296	11,469
	Doosan Bobcat, Inc.	7,797	299,144
	Doosan Co. Ltd.	1,294	90,490
	Doosan Tesna, Inc.	1,946	52,169
	DoubleUGames Co. Ltd.	1,561	52,973
	Dreamtech Co. Ltd.	1,999	14,437
*	Duksan Hi-Metal Co. Ltd.	3,359	14,207
*	Duksan Techopia Co. Ltd.	1,046	15,735
	DY Corp.	2,421	9,914
*	E Investment&Development Co. Ltd.	13,290	27,284
*	E& Corp. Co. Ltd.	4,736	9,512
	Easy Holdings Co. Ltd.	10,216	24,073
#	Ecopro Co. Ltd.	304	166,690
*	Ehwa Technologies Information Co. Ltd.	46,593	47,437
	Elentec Co. Ltd.	3,055	29,754
	E-MART, Inc.	3,883	283,992
*	EMKOREA Co. Ltd.	4,152	8,764

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	EM-Tech Co. Ltd.	1,496	$30,803
	ENF Technology Co. Ltd.	1,688	26,174
*	Enzychem Lifesciences Corp.	7,121	9,589
	Eugene Corp.	10,128	25,324
	Eugene Investment & Securities Co. Ltd.	15,368	29,088
	Eusu Holdings Co. Ltd.	1,669	8,455
	FarmStory Co. Ltd.	12,835	18,687
	Fila Holdings Corp.	8,311	228,275
	Fine Semitech Corp.	1,920	31,644
	Fursys, Inc.	403	8,693
	Gabia, Inc.	2,000	17,489
*	GAEASOFT	1,361	7,413
	Geumhwa PSC Co. Ltd.	840	18,759
	Global Standard Technology Co. Ltd.	1,033	19,751
	Golfzon Newdin Holdings Co. Ltd.	3,388	13,574
	Gradiant Corp.	2,087	22,226
	Green Chemical Co. Ltd.	1,681	13,352
	Green Cross Corp.	1,068	98,959
	Green Cross Holdings Corp.	3,664	42,842
	GS Engineering & Construction Corp.	13,169	213,703
*	GS Global Corp.	11,688	27,076
	GS Holdings Corp.	8,724	259,204
	GS Retail Co. Ltd.	7,924	157,849
	Gwangju Shinsegae Co. Ltd.	850	20,964
	Haesung Industrial Co. Ltd.	2,850	19,755
	Han Kuk Carbon Co. Ltd.	6,875	59,064
	Hana Micron, Inc.	2,649	30,422
	Hana Pharm Co. Ltd.	689	7,501
*	Hancom, Inc.	4,787	50,912
	Handok, Inc.	1,372	15,705
	Handsome Co. Ltd.	2,572	48,068
	Hanil Cement Co. Ltd.	2,476	23,185
	Hanil Holdings Co. Ltd.	1,453	12,242
	Hanjin Transportation Co. Ltd.	2,072	30,883
	Hankook Tire & Technology Co. Ltd.	13,264	342,568
	Hannong Chemicals, Inc.	1,268	19,805
#	Hansae Co. Ltd.	2,823	35,894
	Hansol Holdings Co. Ltd.	5,410	12,554
*	Hansol IONES Co. Ltd.	1,931	11,390
	Hansol Paper Co. Ltd.	3,482	29,608
	Hansol Technics Co. Ltd.	5,142	22,564
	Hanwha Aerospace Co. Ltd.	5,296	407,534
	Hanwha Corp.	7,084	143,868
*	Hanwha General Insurance Co. Ltd.	14,136	48,083
*	Hanwha Investment & Securities Co. Ltd.	36,096	74,761
*	Hanwha Life Insurance Co. Ltd.	62,895	116,863
	Hanwha Systems Co. Ltd.	10,603	112,412
	Hanyang Eng Co. Ltd.	2,207	24,475
	Harim Co. Ltd.	12,261	28,304
	Harim Holdings Co. Ltd.	8,483	59,623
	HB Technology Co. Ltd.	6,321	11,519
	HD Hyundai Co. Ltd.	9,001	399,135
	HD Hyundai Construction Equipment Co. Ltd.	2,054	104,564
	HD Hyundai Energy Solutions Co. Ltd.	558	17,671
	HD Hyundai Infracore Co. Ltd.	17,428	128,946
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,927	186,170
	HDC Holdings Co. Ltd.	6,580	32,286
	HDC Hyundai Development Co. Engineering & Construction, Class E	6,663	60,231
	Hecto Innovation Co. Ltd.	1,657	15,589

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hite Jinro Co. Ltd.	4,352	$72,560
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	5,843	12,951
	HL Holdings Corp.	1,256	31,168
	HL Mando Co. Ltd.	5,959	207,021
	Home Center Holdings Co. Ltd.	9,904	10,146
	HS Industries Co. Ltd.	8,886	24,498
*	Humax Co. Ltd.	5,444	15,170
	Huons Co. Ltd.	738	18,141
	Huons Global Co. Ltd.	962	14,603
	Husteel Co. Ltd.	7,166	33,786
*	Huvis Corp.	1,579	5,378
	Huvitz Co. Ltd.	1,517	18,724
	Hwa Shin Co. Ltd.	3,210	33,216
*	Hwail Pharm Co. Ltd.	7,550	11,752
	Hy-Lok Corp.	1,868	29,829
*	Hyosung Chemical Corp.	206	16,473
	Hyosung Corp.	1,689	83,270
*	Hyosung Heavy Industries Corp.	1,256	73,947
	Hyosung TNC Corp.	404	114,214
	Hyundai Bioland Co. Ltd.	1,503	13,709
	Hyundai BNG Steel Co. Ltd.	1,368	16,614
	Hyundai Corp.	1,819	23,718
	Hyundai Department Store Co. Ltd.	3,070	118,870
	Hyundai Elevator Co. Ltd.	5,244	131,646
	Hyundai Engineering & Construction Co. Ltd.	14,694	452,100
	HYUNDAI EVERDIGM Corp.	3,769	20,749
	Hyundai Futurenet Co. Ltd.	10,757	25,931
	Hyundai GF Holdings	10,066	31,481
	Hyundai Glovis Co. Ltd.	624	76,546
	Hyundai Green Food	5,344	48,550
	Hyundai Home Shopping Network Corp.	852	30,709
*	Hyundai Livart Furniture Co. Ltd.	1,826	10,645
	Hyundai Marine & Fire Insurance Co. Ltd.	11,261	316,365
*	Hyundai Mipo Dockyard Co. Ltd.	776	42,715
	Hyundai Motor Securities Co. Ltd.	3,996	26,767
*	Hyundai Rotem Co. Ltd.	1,236	30,481
	Hyundai Steel Co.	17,415	476,172
	Hyundai Wia Corp.	3,549	149,220
	HyVision System, Inc.	3,097	41,060
	Iljin Diamond Co. Ltd.	676	10,008
	Iljin Electric Co. Ltd.	2,388	12,518
	Iljin Holdings Co. Ltd.	6,068	20,668
	Iljin Power Co. Ltd.	2,053	20,164
	Ilshin Spinning Co. Ltd.	3,440	34,129
	Ilsung Pharmaceuticals Co. Ltd.	690	13,835
	Ilyang Pharmaceutical Co. Ltd.	1,789	23,068
	iMarketKorea, Inc.	3,411	25,229
	InBody Co. Ltd.	2,353	48,906
*	Infinitt Healthcare Co. Ltd.	2,097	7,937
	Innocean Worldwide, Inc.	1,175	35,190
	InnoWireless Co. Ltd.	626	12,739
*	Insun ENT Co. Ltd.	3,640	22,380
	Intelligent Digital Integrated Security Co. Ltd.	596	10,161
*	Interflex Co. Ltd.	1,742	12,641
	INTOPS Co. Ltd.	2,924	77,081
*	IS Dongseo Co. Ltd.	3,178	88,188
	i-SENS, Inc.	2,524	32,314
	ISU Chemical Co. Ltd.	1,338	41,488
*	ITEK, Inc.	1,854	12,639

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Jahwa Electronics Co. Ltd.	2,599	$60,511
	JB Financial Group Co. Ltd.	21,881	136,910
	JC Chemical Co. Ltd.	1,397	7,994
*	Jeju Semiconductor Corp.	5,651	19,734
	Jinsung T.E.C	2,075	17,917
	JNK Heaters Co. Ltd.	2,980	13,682
*	Jokwang ILI Co. Ltd.	21,669	11,851
	Jusung Engineering Co. Ltd.	7,268	85,678
	JVM Co. Ltd.	835	12,684
	JW Life Science Corp.	762	6,705
	Kangwon Land, Inc.	16,682	236,308
	KAON Group Co. Ltd.	3,574	19,462
	KC Co. Ltd.	2,037	30,054
	KC Tech Co. Ltd.	1,176	16,557
	KCC Corp.	833	138,915
	KCC Glass Corp.	2,091	71,954
	KCTC	3,354	10,504
	KEC Corp.	10,884	18,355
	KEPCO Plant Service & Engineering Co. Ltd.	4,024	107,641
	KG Chemical Corp.	2,027	58,154
	KG Dongbu Steel	1,268	8,970
	KG Eco Technology Service Co. Ltd.	2,653	32,007
	Kginicis Co. Ltd.	1,969	18,049
	KGMobilians Co. Ltd.	3,097	15,122
	KH Vatec Co. Ltd.	2,324	32,878
	KidariStudio, Inc.	3,120	16,807
	KISCO Corp.	2,292	11,742
	KISCO Holdings Co. Ltd.	632	9,817
	KISWIRE Ltd.	1,692	24,023
	KIWOOM Securities Co. Ltd.	3,207	225,377
	Kolmar Korea Co. Ltd.	1,399	42,410
	Kolmar Korea Holdings Co. Ltd.	1,725	19,220
	Kolon Corp.	1,235	18,797
	Kolon Global Corp.	779	8,170
	Kolon Industries, Inc.	3,735	119,866
*	Kolon Mobility Group Corp.	2,584	7,936
	Kolon Plastic, Inc.	1,291	9,609
	Korea Alcohol Industrial Co. Ltd.	1,839	14,214
	Korea Asset In Trust Co. Ltd.	6,413	14,060
*	Korea Circuit Co. Ltd.	2,410	25,424
	Korea Electric Terminal Co. Ltd.	1,101	50,532
	Korea Investment Holdings Co. Ltd.	8,181	338,110
*	Korea Line Corp.	27,137	41,950
	Korea Petrochemical Ind Co. Ltd.	897	97,642
	Korea Real Estate Investment & Trust Co. Ltd.	35,976	36,177
	Korea United Pharm, Inc.	1,827	29,445
	Korean Reinsurance Co.	20,007	113,225
	Kortek Corp.	1,383	9,347
	KPX Chemical Co. Ltd.	249	8,790
	KSS LINE Ltd.	3,271	19,996
*	KT Alpha Co. Ltd.	1,749	7,880
	KT Skylife Co. Ltd.	3,494	18,115
	Kukdo Chemical Co. Ltd.	532	17,513
*	Kumho HT, Inc.	17,209	10,430
	Kumho Petrochemical Co. Ltd.	3,055	312,400
*	Kumho Tire Co., Inc.	19,446	65,498
	KUMHOE&C Co. Ltd.	2,973	14,215
	Kumkang Kind Co. Ltd.	1,937	7,350
	Kwang Dong Pharmaceutical Co. Ltd.	6,444	27,827

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kyeryong Construction Industrial Co. Ltd.	1,207	$15,475
	Kyobo Securities Co. Ltd.	3,914	14,823
	Kyung Dong Navien Co. Ltd.	1,037	31,111
	Kyungbang Co. Ltd.	1,871	14,804
	Kyungdong Pharm Co. Ltd.	6,027	33,269
	Kyung-In Synthetic Corp.	5,504	19,206
*	LabGenomics Co. Ltd.	3,059	13,606
*	LB Semicon, Inc.	6,378	37,992
	LEADCORP, Inc.	2,739	15,317
	LF Corp.	3,721	48,719
*	LG Display Co. Ltd.	43,404	483,859
	LG HelloVision Co. Ltd.	11,295	34,797
	LG Uplus Corp.	37,619	310,295
	LIG Nex1 Co. Ltd.	1,094	64,139
	Lock & Lock Co. Ltd.	5,158	22,141
	LOT Vacuum Co. Ltd.	3,140	36,312
	Lotte Chilsung Beverage Co. Ltd.	706	82,292
	Lotte Corp.	5,910	123,977
*	Lotte Data Communication Co.	385	8,114
	LOTTE Fine Chemical Co. Ltd.	3,279	150,592
	LOTTE Himart Co. Ltd.	1,494	12,666
*	Lotte Non-Life Insurance Co. Ltd.	18,648	21,637
	Lotte Rental Co. Ltd.	1,309	25,495
	Lotte Shopping Co. Ltd.	2,189	130,876
	Lotte Wellfood Co. Ltd.	520	41,216
	LS Corp.	3,430	230,388
	LS Electric Co. Ltd.	3,075	145,710
*	LVMC Holdings	9,266	12,457
	LX Hausys Ltd.	1,101	33,873
	LX Holdings Corp.	9,737	62,070
	LX International Corp.	4,931	108,129
	LX Semicon Co. Ltd.	1,255	99,223
	Macrogen, Inc.	1,322	19,322
	Maeil Dairies Co. Ltd.	624	22,179
	MAKUS, Inc.	1,504	11,274
	Manho Rope & Wire Ltd.	336	14,640
	Mcnex Co. Ltd.	1,447	34,092
	Medy-Tox, Inc.	673	119,147
	Meerecompany, Inc.	605	14,815
	MegaStudy Co. Ltd.	1,207	10,337
	MegaStudyEdu Co. Ltd.	1,081	50,762
	Meritz Financial Group, Inc.	8,096	278,691
*	Mgame Corp.	3,697	23,026
*	MiCo Ltd.	8,937	55,777
*	Mirae Asset Life Insurance Co. Ltd.	14,911	31,206
	Mirae Asset Securities Co. Ltd.	53,397	277,447
*	Mirae Asset Venture Investment Co. Ltd.	3,943	15,382
	MK Electron Co. Ltd.	2,487	25,268
	Moorim P&P Co. Ltd.	6,828	18,681
	MS Autotech Co. Ltd.	5,557	24,134
	Multicampus Co. Ltd.	323	8,826
	Namhae Chemical Corp.	7,159	46,265
	Namyang Dairy Products Co. Ltd.	48	17,772
	Nasmedia Co. Ltd.	1,763	27,526
	NeoPharm Co. Ltd.	1,577	20,652
*	Neowiz	873	28,845
*	NEOWIZ HOLDINGS Corp.	699	14,609
*	Nepes Ark Corp.	483	8,519
*Ω	Netmarble Corp.	591	28,777

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	New Power Plasma Co. Ltd.	3,767	$14,060
	Nexen Corp.	3,941	12,194
	Nexen Tire Corp.	6,381	39,366
	NH Investment & Securities Co. Ltd.	27,356	191,529
*	NHN Corp.	3,046	62,010
	NICE Holdings Co. Ltd.	4,498	42,717
	Nice Information & Telecommunication, Inc.	1,071	19,257
	Nong Shim Holdings Co. Ltd.	465	24,279
	NongShim Co. Ltd.	597	176,877
	NOVAREX Co. Ltd.	566	3,683
	NPC	2,647	13,125
#	OCI Co. Ltd.	3,966	354,996
	Orion Holdings Corp.	4,507	55,884
*††	Osung Advanced Materials Co. Ltd.	10,387	12,061
	Ottogi Corp.	253	87,379
	Paik Kwang Industrial Co. Ltd.	4,913	25,076
	Pan Ocean Co. Ltd.	53,039	216,452
	Pang Rim Co. Ltd.	3,053	16,947
*	Paradise Co. Ltd.	3,808	43,848
	Partron Co. Ltd.	8,571	51,094
*	PharmGen Science, Inc.	3,682	17,649
	Poongsan Corp.	3,373	107,197
	Poongsan Holdings Corp.	918	25,574
	Posco International Corp.	8,676	174,430
	POSCO Steeleon Co. Ltd.	765	29,794
*	Power Logics Co. Ltd.	3,502	15,146
	Protec Co. Ltd.	413	7,601
	PSK, Inc.	3,246	50,464
	Pulmuone Co. Ltd.	2,609	19,751
	Reyon Pharmaceutical Co. Ltd.	904	12,603
*	RFTech Co. Ltd.	3,243	10,702
	S-1 Corp.	2,471	107,917
	Sajo Industries Co. Ltd.	276	8,807
	Sajodaerim Corp.	1,147	23,024
	Sam Young Electronics Co. Ltd.	2,074	14,640
	Sam Yung Trading Co. Ltd.	2,591	26,101
	Samick THK Co. Ltd.	1,192	11,827
	Samji Electronics Co. Ltd.	1,682	11,296
	Samjin Pharmaceutical Co. Ltd.	1,495	25,479
*	Samkee Corp.	8,420	19,351
	Sammok S-Form Co. Ltd.	2,023	22,940
	SAMPYO Cement Co. Ltd.	9,240	24,153
#	Samsung Card Co. Ltd.	5,989	133,419
*	Samsung Heavy Industries Co. Ltd.	22,060	93,971
	Samsung Publishing Co. Ltd.	1,259	20,743
	Samsung Securities Co. Ltd.	11,744	298,118
	SAMT Co. Ltd.	12,775	28,570
	Samyang Corp.	593	18,396
	Samyang Holdings Corp.	724	41,002
	Samyang Packaging Corp.	1,563	20,532
	Sangsangin Co. Ltd.	7,820	28,848
*	SDN Co. Ltd.	6,578	9,463
	Seah Besteel Holdings Corp.	2,148	37,302
	SeAH Holdings Corp.	83	7,076
	SeAH Steel Corp.	218	23,003
	SeAH Steel Holdings Corp.	380	42,556
	Sebang Co. Ltd.	2,050	27,701
	Sebang Global Battery Co. Ltd.	1,376	55,350
*	Seegene, Inc.	6,203	113,042

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Segyung Hitech Co. Ltd.	634	$7,767
	Sejong Industrial Co. Ltd.	2,070	10,463
*	Sejong Telecom, Inc.	28,135	12,726
	Seobu T&D	3,906	21,681
	Seohan Co. Ltd.	19,101	15,501
	Seohee Construction Co. Ltd.	38,458	36,690
*	Seojin System Co. Ltd.	2,933	35,299
	Seoul Semiconductor Co. Ltd.	8,308	66,362
	Seoyon Co. Ltd.	4,738	28,831
	Seoyon E-Hwa Co. Ltd.	2,518	28,156
*	Sewon E&C Co. Ltd.	38,648	7,335
	SFA Engineering Corp	2,968	88,711
*	SFA Semicon Co. Ltd.	13,031	51,875
	SGC Energy Co. Ltd.	2,407	52,847
	Shindaeyang Paper Co. Ltd.	3,690	23,248
	Shinil Electronics Co. Ltd.	15,276	23,985
	Shinsegae Information & Communication Co. Ltd.	990	11,059
	Shinsegae International, Inc.	2,225	32,668
	Shinsegae, Inc.	1,469	226,789
	Shinsung Delta Tech Co. Ltd.	3,016	24,764
*	Shinsung E&G Co. Ltd.	15,588	23,330
*	Shinsung Tongsang Co. Ltd.	4,813	7,975
	Shinwon Corp.	17,889	19,137
	Shinyoung Securities Co. Ltd.	785	32,563
	Simmtech Co. Ltd.	2,653	57,240
	SIMMTECH HOLDINGS Co. Ltd.	4,931	10,743
	SIMPAC, Inc.	1,754	7,296
	Sindoh Co. Ltd.	830	21,326
	SK Chemicals Co. Ltd.	649	34,665
	SK D&D Co. Ltd.	2,069	35,118
	SK Discovery Co. Ltd.	2,070	49,972
	SK Gas Ltd.	546	49,304
	SK Networks Co. Ltd.	24,348	84,978
	SK Securities Co. Ltd.	69,495	35,377
	SL Corp.	3,275	76,305
*††	S-MAC Co. Ltd.	7,310	7,104
	SNT Holdings Co. Ltd.	951	11,130
	SNT Motiv Co. Ltd.	1,479	52,858
	Solid, Inc.	14,983	59,170
	Songwon Industrial Co. Ltd.	2,633	33,924
	Soosan Heavy Industries Co. Ltd.	6,532	12,532
	Soulbrain Holdings Co. Ltd.	1,012	20,214
	Spigen Korea Co. Ltd.	593	14,005
	Ssangyong C&E Co. Ltd.	6,667	29,192
	STIC Investments, Inc.	7,866	37,385
	Sugentech, Inc.	2,454	15,038
	Suheung Co. Ltd.	793	16,911
	Sung Kwang Bend Co. Ltd.	2,934	26,936
*	Sungchang Enterprise Holdings Ltd.	12,418	18,139
	Sungshin Cement Co. Ltd.	4,536	32,529
	Sungwoo Hitech Co. Ltd.	8,732	55,689
	Sunjin Co. Ltd.	2,612	16,143
*	Sunny Electronics Corp.	12,423	20,164
*	Suprema, Inc.	1,563	25,458
	Systems Technology, Inc.	1,835	16,045
	Tae Kyung Industrial Co. Ltd.	3,102	18,368
	Taekwang Industrial Co. Ltd.	57	29,753
	Taekyung BK Co. Ltd.	5,002	27,030
*††	Taewoong Co. Ltd.	957	9,499

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Taeyoung Engineering & Construction Co. Ltd.	4,504	$12,883
*	Taihan Textile Co. Ltd.	263	10,359
	TCC Steel	965	28,451
	TechWing, Inc.	7,950	40,881
	Telechips, Inc.	1,102	13,896
	TES Co. Ltd.	2,427	39,154
*	Theragen Etex Co. Ltd.	5,195	20,295
	TK Corp.	3,405	45,365
	TKG Huchems Co. Ltd.	4,631	79,013
*	Tongyang Life Insurance Co. Ltd.	9,098	26,901
	Tongyang, Inc.	53,338	42,273
	Tovis Co. Ltd.	1,651	13,097
	TS Corp.	6,440	16,640
	TSE Co. Ltd.	724	20,735
*	Tuksu Construction Co. Ltd.	2,157	12,526
	TY Holdings Co. Ltd.	4,623	37,425
	TYM Corp.	20,875	38,836
	Ubiquoss Holdings, Inc.	1,989	19,682
	Uju Electronics Co. Ltd.	1,365	12,655
	Unick Corp.	2,099	8,821
*	Unid Btplus Co. Ltd.	1,295	9,213
	Unid Co. Ltd.	825	40,121
	Union Semiconductor Equipment & Materials Co. Ltd.	4,041	23,261
	Uniquest Corp.	2,686	19,653
	Value Added Technology Co. Ltd.	1,095	31,624
*	Vidente Co. Ltd.	4,562	11,316
	Vieworks Co. Ltd.	1,285	32,937
	Vitzro Tech Co. Ltd.	1,803	10,017
	Webzen, Inc.	2,959	33,781
	Whanin Pharmaceutical Co. Ltd.	1,750	21,167
	Wins Co. Ltd.	1,422	13,318
	WiSoL Co. Ltd.	5,751	27,924
*	Wonik Holdings Co. Ltd.	8,665	23,115
	WONIK IPS Co. Ltd.	4,769	109,218
	Wonik Materials Co. Ltd.	1,147	22,777
	Woojin, Inc.	3,439	22,257
	Woongjin Thinkbig Co. Ltd.	8,778	20,374
*	Wooree Bio Co. Ltd.	2,856	5,839
	Woori Investment Bank Co. Ltd.	72,193	40,847
*	Woori Technology Investment Co. Ltd.	8,023	24,616
*	Woosu AMS Co. Ltd.	4,962	11,485
	Y G-1 Co. Ltd.	2,283	11,176
	Y-entec Co. Ltd.	2,370	14,018
*	YIK Corp.	3,175	9,074
	Young Poong Corp.	78	33,325
	Young Poong Precision Corp.	3,427	32,180
	Youngone Corp.	4,082	135,100
	Youngone Holdings Co. Ltd.	1,334	64,617
	Yuanta Securities Korea Co. Ltd.	17,353	34,147
	Zeus Co. Ltd.	822	17,423
	Zinus, Inc.	1,967	42,135

TOTAL SOUTH KOREA			27,245,703

TAIWAN — (19.0%)
	Abico Avy Co. Ltd.	48,965	33,196
	Ability Enterprise Co. Ltd.	37,000	24,526
	AcBel Polytech, Inc.	60,000	82,926
	Acer, Inc.	479,000	472,492
	ACES Electronic Co. Ltd.	28,985	28,512

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Acon Holding, Inc.	28,000	$10,617
	Action Electronics Co. Ltd.	24,000	11,703
	ADATA Technology Co. Ltd.	33,000	80,988
	Advanced International Multitech Co. Ltd.	9,000	26,546
	Advanced Optoelectronic Technology, Inc.	34,000	21,006
	Advanced Wireless Semiconductor Co.	2,000	5,413
	Advancetek Enterprise Co. Ltd.	30,000	31,587
	Aerospace Industrial Development Corp.	65,000	122,916
	AGV Products Corp.	144,000	51,645
*	ALI Corp.	31,000	19,918
	Alltek Technology Corp.	24,040	32,629
	Alpha Networks, Inc.	43,773	50,600
	Altek Corp.	59,000	64,337
*	Ambassador Hotel	49,000	60,911
	Ampire Co. Ltd.	12,000	15,008
	AMPOC Far-East Co. Ltd.	19,000	32,984
	AmTRAN Technology Co. Ltd.	155,782	58,210
	Apacer Technology, Inc.	35,000	58,749
	APCB, Inc.	17,000	9,611
	Apex Biotechnology Corp.	13,000	11,690
	Apex International Co. Ltd.	22,000	39,614
	Arcadyan Technology Corp.	23,000	75,516
	Ardentec Corp.	65,000	114,672
	Asia Cement Corp.	427,000	611,580
	Asia Optical Co., Inc.	42,000	87,911
*	Asia Pacific Telecom Co. Ltd.	381,060	83,255
	Asia Polymer Corp.	83,742	75,239
	Asia Tech Image, Inc.	18,000	39,888
	ASROCK, Inc.	7,000	31,029
	Aten International Co. Ltd.	4,000	11,172
	Audix Corp.	23,000	42,653
	AUO Corp.	1,236,000	686,471
	Avermedia Technologies	14,000	10,571
	Axiomtek Co. Ltd.	7,000	17,168
	Bank of Kaohsiung Co. Ltd.	123,693	49,579
	Basso Industry Corp.	30,000	41,061
	BES Engineering Corp.	197,000	67,064
	Bin Chuan Enterprise Co. Ltd.	11,000	8,581
	Brighton-Best International Taiwan, Inc.	77,000	88,975
	Capital Futures Corp.	17,000	24,024
	Capital Securities Corp.	302,000	134,925
*	Career Technology MFG. Co. Ltd.	77,180	58,451
	Catcher Technology Co. Ltd.	120,000	707,894
	Cathay Real Estate Development Co. Ltd.	101,000	55,614
	Cayman Engley Industrial Co. Ltd.	4,000	9,331
	CCP Contact Probes Co. Ltd.	9,000	12,769
	Celxpert Energy Corp.	10,000	10,997
	Central Reinsurance Co. Ltd.	58,674	34,762
	Chain Chon Industrial Co. Ltd.	26,000	13,634
	Chang Hwa Commercial Bank Ltd.	844,887	489,961
	Channel Well Technology Co. Ltd.	27,000	47,861
	CHC Healthcare Group.	13,000	29,015
	Chen Full International Co. Ltd.	12,000	17,702
#	Cheng Loong Corp.	169,000	172,334
	Cheng Mei Materials Technology Corp.	66,283	25,850
	Cheng Shin Rubber Industry Co. Ltd.	282,000	347,533
	Cheng Uei Precision Industry Co. Ltd.	74,000	101,139
	Chia Chang Co. Ltd.	17,000	20,743
	Chia Hsin Cement Corp.	78,000	50,985

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
	TAIWAN — (Continued)
	Chicony Electronics Co. Ltd.	23,000	$72,670
	China Airlines Ltd.	494,000	306,457
	China Bills Finance Corp.	133,000	65,385
	China Chemical & Pharmaceutical Co. Ltd.	58,000	51,719
	China Development Financial Holding Corp.	66,559	28,461
	China Electric Manufacturing Corp.	47,440	27,413
	China General Plastics Corp.	64,141	52,378
*	China Man-Made Fiber Corp.	278,912	76,091
	China Metal Products	64,000	71,756
	China Motor Corp.	40,200	103,542
	China Petrochemical Development Corp.	734,120	241,775
	China Wire & Cable Co. Ltd.	15,000	12,969
	Chinese Maritime Transport Ltd.	20,000	26,569
	Ching Feng Home Fashions Co. Ltd.	26,000	16,597
	Chin-Poon Industrial Co. Ltd.	79,000	82,865
	Chipbond Technology Corp.	107,000	229,759
	ChipMOS Technologies, Inc.	112,000	135,299
	Chong Hong Construction Co. Ltd.	27,000	70,235
	Chun YU Works & Co. Ltd.	13,650	12,180
	Chun Yuan Steel Industry Co. Ltd.	92,000	48,760
	Chung Hwa Pulp Corp.	100,000	79,956
	Clevo Co.	73,000	72,471
	CMC Magnetics Corp.	196,336	51,551
#	Compal Electronics, Inc.	784,000	611,832
#	Compeq Manufacturing Co. Ltd.	168,000	236,661
	Compucase Enterprise	7,000	11,546
	Concord Securities Co. Ltd.	89,510	32,102
	Continental Holdings Corp.	60,000	61,013
	Contrel Technology Co. Ltd.	61,000	38,582
	Coretronic Corp.	67,000	163,671
	Co-Tech Development Corp.	12,000	21,487
	Crowell Development Corp.	27,000	21,574
	CTCI Corp.	72,000	99,688
	CviLux Corp.	10,000	12,095
	Cyberlink Corp.	6,000	18,978
	CyberPower Systems, Inc.	9,000	36,125
	CyberTAN Technology, Inc.	61,000	45,459
	DA CIN Construction Co. Ltd.	60,000	60,281
	Dafeng TV Ltd.	9,000	14,709
	Da-Li Development Co. Ltd.	76,327	78,525
	Darfon Electronics Corp.	37,000	52,945
*	Darwin Precisions Corp.	59,000	19,746
	De Licacy Industrial Co. Ltd.	79,000	39,376
	Depo Auto Parts Ind Co. Ltd.	17,000	54,126
	Dimerco Express Corp.	12,000	33,885
	D-Link Corp.	103,040	59,383
	Dynamic Holding Co. Ltd.	39,701	31,652
	Dynapack International Technology Corp.	16,000	39,706
	Eastern Media International Corp.	45,000	27,998
*	Edimax Technology Co. Ltd.	20,000	10,529
	Edom Technology Co. Ltd.	20,900	18,851
	Egis Technology, Inc.	8,000	22,220
	Elite Advanced Laser Corp.	23,000	27,688
	Elite Semiconductor Microelectronics Technology, Inc.	45,000	119,333
	Elitegroup Computer Systems Co. Ltd.	59,000	47,739
	Emerging Display Technologies Corp.	48,000	46,682
	Ennoconn Corp.	11,000	90,007
	Ennostar, Inc.	118,975	194,031
	EnTie Commercial Bank Co. Ltd.	127,000	62,250

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Eson Precision Ind Co. Ltd.	20,000	$42,716
	Eternal Materials Co. Ltd.	133,000	140,240
	Eva Airways Corp.	428,041	375,350
*	Everest Textile Co. Ltd.	92,326	23,533
	Evergreen International Storage & Transport Corp.	87,000	76,901
	Evergreen Steel Corp.	27,000	51,919
	Everlight Chemical Industrial Corp.	92,000	65,713
	Everlight Electronics Co. Ltd.	70,000	91,202
	Excelsior Medical Co. Ltd.	26,157	74,401
	Far Eastern Department Stores Ltd.	151,000	110,142
	Far Eastern International Bank	434,845	158,671
	Far Eastern New Century Corp.	586,000	609,136
	Farglory Land Development Co. Ltd.	39,000	77,983
	Feedback Technology Corp.	10,000	34,908
	Feng Hsin Steel Co. Ltd.	75,000	166,124
	First Hotel	28,000	13,677
	First Insurance Co. Ltd.	27,000	13,799
*	First Steamship Co. Ltd.	225,010	67,495
	FIT Holding Co. Ltd.	18,000	22,457
	Fitipower Integrated Technology, Inc.	17,000	87,979
	Fittech Co. Ltd.	7,000	19,833
	FLEXium Interconnect, Inc.	46,000	141,793
	Forcecon Tech Co. Ltd.	18,000	40,295
	Formosa Advanced Technologies Co. Ltd.	29,000	40,988
	Formosa Laboratories, Inc.	22,704	61,591
	Formosa Optical Technology Co. Ltd.	6,000	12,792
	Formosa Taffeta Co. Ltd.	132,000	121,711
	Formosan Rubber Group, Inc.	69,000	49,233
	Formosan Union Chemical	70,400	61,082
	Founding Construction & Development Co. Ltd.	45,000	27,198
	Foxconn Technology Co. Ltd.	179,000	314,745
	Foxsemicon Integrated Technology, Inc.	4,000	24,434
	Franbo Lines Corp.	18,180	11,223
	Froch Enterprise Co. Ltd.	31,000	22,430
	FSP Technology, Inc.	18,000	29,266
	Fulgent Sun International Holding Co. Ltd.	16,000	64,227
	Fullerton Technology Co. Ltd.	18,000	11,223
	Fulltech Fiber Glass Corp.	64,498	24,728
	Fwusow Industry Co. Ltd.	33,000	22,858
	G Shank Enterprise Co. Ltd.	36,000	62,097
	Gallant Precision Machining Co. Ltd.	16,000	14,827
*	GCS Holdings, Inc.	10,000	10,838
	Gemtek Technology Corp.	74,000	74,847
#	General Interface Solution Holding Ltd.	38,000	98,591
	General Plastic Industrial Co. Ltd.	14,000	15,338
	Getac Holdings Corp.	56,000	107,412
*	Giantplus Technology Co. Ltd.	35,000	15,595
	Global Brands Manufacture Ltd.	50,600	55,841
	Global Lighting Technologies, Inc.	5,000	9,023
*	Globe Union Industrial Corp.	48,910	23,104
	Gloria Material Technology Corp.	15,000	28,810
	GMI Technology, Inc.	18,180	12,606
	Goldsun Building Materials Co. Ltd.	109,543	99,984
	Good Will Instrument Co. Ltd.	14,000	16,194
	Grand Pacific Petrochemical	160,000	105,688
	Great China Metal Industry	26,000	21,409
	Greatek Electronics, Inc.	49,000	86,123
	GTM Holdings Corp.	24,000	22,360
	Hannstar Board Corp.	47,132	58,399

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	HannStar Display Corp.	444,000	$177,025
	HannsTouch Solution, Inc.	75,194	24,654
	Harvatek Corp.	31,000	25,863
	Hey Song Corp.	53,000	62,710
	Highwealth Construction Corp.	171,625	235,055
	Hiroca Holdings Ltd.	6,000	8,656
	Hitron Technology, Inc.	13,000	11,042
	Ho Tung Chemical Corp.	176,000	53,395
#	Hocheng Corp.	45,100	40,998
	Holy Stone Enterprise Co. Ltd.	19,000	63,168
*	Hong Pu Real Estate Development Co. Ltd.	35,000	27,918
	Hong TAI Electric Industrial	58,000	39,264
	Hong YI Fiber Industry Co.	19,000	10,917
	Horizon Securities Co. Ltd.	56,180	17,696
	Hsin Kuang Steel Co. Ltd.	44,000	70,138
	Hsing TA Cement Co.	29,000	16,805
	HUA ENG Wire & Cable Co. Ltd.	37,000	19,800
	Hua Yu Lien Development Co. Ltd.	12,000	22,399
	Huaku Development Co. Ltd.	44,000	135,626
	Hung Ching Development & Construction Co. Ltd.	31,000	22,478
	Hung Sheng Construction Ltd.	44,680	33,170
	Hwa Fong Rubber Industrial Co. Ltd.	63,880	29,762
	IBF Financial Holdings Co. Ltd.	428,212	172,092
	Ichia Technologies, Inc.	47,000	43,470
	I-Chiun Precision Industry Co. Ltd.	11,000	10,600
	IEI Integration Corp.	29,600	76,394
	Infortrend Technology, Inc.	52,000	46,167
	Innolux Corp.	1,704,005	746,491
	Inpaq Technology Co. Ltd.	19,000	35,152
	Integrated Service Technology, Inc.	19,000	51,570
	International CSRC Investment Holdings Co.	116,600	76,013
	Inventec Corp.	416,000	448,715
	Iron Force Industrial Co. Ltd.	6,000	16,053
	I-Sheng Electric Wire & Cable Co. Ltd.	18,000	26,924
	ITEQ Corp.	35,000	79,912
	Jarllytec Co. Ltd.	10,000	23,134
	Jess-Link Products Co. Ltd.	13,000	22,478
	Jia Wei Lifestyle, Inc.	7,000	15,405
	Johnson Health Tech Co. Ltd.	13,000	28,427
	K Laser Technology, Inc.	27,000	21,032
	Kaimei Electronic Corp.	18,400	41,514
	Kedge Construction Co. Ltd.	8,800	20,360
	KEE TAI Properties Co. Ltd.	49,000	21,468
	Kenda Rubber Industrial Co. Ltd.	101,880	103,600
	Kerry TJ Logistics Co. Ltd.	37,000	46,306
	Kindom Development Co. Ltd.	53,900	52,167
	King Chou Marine Technology Co. Ltd.	8,000	10,621
	King Yuan Electronics Co. Ltd.	173,000	265,512
	King’s Town Bank Co. Ltd.	138,000	158,420
*	King’s Town Construction Co. Ltd.	24,000	25,014
	Kinko Optical Co. Ltd.	9,455	9,744
	Kinpo Electronics	184,000	79,008
	Kinsus Interconnect Technology Corp	44,000	159,257
	KS Terminals, Inc.	7,000	17,359
*	Kung Sing Engineering Corp.	75,900	19,615
	Kuo Toong International Co. Ltd.	29,399	26,770
*	Kuo Yang Construction Co. Ltd.	28,000	16,660
	Kwong Lung Enterprise Co. Ltd.	23,000	39,866
	KYE Systems Corp.	34,000	11,697

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	L&K Engineering Co. Ltd.	30,000	$44,380
	Laster Tech Corp. Ltd.	9,000	11,270
	Lealea Enterprise Co. Ltd.	130,000	45,595
	LEE CHI Enterprises Co. Ltd.	19,000	11,754
	Lelon Electronics Corp.	8,000	16,927
*	Li Peng Enterprise Co. Ltd.	119,000	31,354
	Lida Holdings Ltd.	18,000	19,106
	Lingsen Precision Industries Ltd.	77,000	35,863
	Lite-On Technology Corp.	252,000	603,671
*	Long Bon International Co. Ltd.	44,000	24,718
	Long Da Construction & Development Corp.	66,000	52,459
	Longchen Paper & Packaging Co. Ltd.	140,808	78,989
	Longwell Co.	9,000	17,931
	Lucky Cement Corp.	40,000	20,986
	Lumax International Corp. Ltd.	19,800	46,225
	Lung Yen Life Service Corp.	33,000	40,291
	Macauto Industrial Co. Ltd.	6,000	13,990
	Macroblock, Inc.	4,000	14,754
	Macronix International Co. Ltd.	324,000	340,707
	Mayer Steel Pipe Corp.	30,000	22,797
	Meiloon Industrial Co.	22,400	15,039
	Mercuries & Associates Holding Ltd.	48,164	23,769
*	Mercuries Life Insurance Co. Ltd.	532,657	91,322
	Merry Electronics Co. Ltd.	27,384	76,940
	METAAGE Corp.	8,000	12,884
	Mildef Crete, Inc.	7,000	11,772
	MIN AIK Technology Co. Ltd.	30,000	16,997
	Mirle Automation Corp.	38,000	46,735
	Mitac Holdings Corp.	147,944	136,929
	MOSA Industrial Corp.	20,559	16,140
	MPI Corp.	13,000	54,532
	Namchow Holdings Co. Ltd.	20,000	31,247
	Nan Liu Enterprise Co. Ltd.	7,000	18,407
	Nan Pao Resins Chemical Co. Ltd.	6,000	28,939
	Nang Kuang Pharmaceutical Co. Ltd.	9,000	23,641
	Nantex Industry Co. Ltd.	38,000	48,902
	Nanya Technology Corp.	224,000	496,450
	National Aerospace Fasteners Corp.	11,000	38,750
	New Best Wire Industrial Co. Ltd.	11,000	12,660
	Nexcom International Co. Ltd.	16,000	20,377
	Nichidenbo Corp.	12,000	22,371
	Nien Hsing Textile Co. Ltd.	23,000	17,155
	Niko Semiconductor Co. Ltd.	8,000	14,318
	Nishoku Technology, Inc.	4,000	11,704
	O-Bank Co. Ltd.	208,909	69,817
*	Optimax Technology Corp.	17,000	10,081
	Orient Semiconductor Electronics Ltd.	37,000	23,634
	Oriental Union Chemical Corp.	99,000	67,497
	Pacific Construction Co.	32,000	9,757
	Paiho Shih Holdings Corp.	10,000	8,357
	Pan Jit International, Inc.	34,000	72,771
	Pan-International Industrial Corp.	76,000	93,345
#	PChome Online, Inc.	35,000	65,339
	Pegatron Corp.	366,000	835,268
*††	Pharmally International Holding Co. Ltd.	7,000	0
	Phison Electronics Corp.	26,000	330,028
	Pixart Imaging, Inc.	26,000	87,728
	Pou Chen Corp.	402,000	416,430
	Powerchip Semiconductor Manufacturing Corp.	458,000	444,987

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Powertech Technology, Inc.	120,000	$359,323
	President Securities Corp.	131,539	71,379
	Primax Electronics Ltd.	68,000	133,076
	Prince Housing & Development Corp.	218,000	85,219
	Promate Electronic Co. Ltd.	25,000	33,829
	Prosperity Dielectrics Co. Ltd.	13,000	16,460
	Qisda Corp.	235,000	265,162
	QST International Corp.	16,500	35,234
	Qualipoly Chemical Corp.	15,000	17,243
	Quang Viet Enterprise Co. Ltd.	5,000	18,747
	Quanta Storage, Inc.	33,000	57,934
	Quintain Steel Co. Ltd.	47,380	27,367
	Radiant Opto-Electronics Corp.	69,000	254,245
	Radium Life Tech Co. Ltd.	141,320	42,351
	Rechi Precision Co. Ltd.	61,000	35,496
	Rexon Industrial Corp. Ltd.	19,000	18,387
	Rich Development Co. Ltd.	145,000	45,253
*	Ritek Corp.	142,121	41,961
*††	Roo Hsing Co. Ltd.	118,000	4,203
	Ruentex Development Co. Ltd.	192,000	224,356
	Ruentex Industries Ltd.	114,071	215,020
	Sampo Corp.	43,200	37,007
	San Fang Chemical Industry Co. Ltd.	20,000	13,615
	San Far Property Ltd.	27,272	12,837
	Sanyang Motor Co. Ltd.	14,000	25,001
*	Savior Lifetec Corp.	32,000	19,161
	Senao International Co. Ltd.	10,000	11,367
	Sercomm Corp.	11,000	29,496
	Sesoda Corp.	27,776	37,510
	Shan-Loong Transportation Co. Ltd.	14,000	14,766
	Sheng Yu Steel Co. Ltd.	27,000	22,689
	ShenMao Technology, Inc.	16,000	25,067
	Shih Her Technologies, Inc.	7,000	13,484
	Shih Wei Navigation Co. Ltd.	81,191	66,634
	Shihlin Electric & Engineering Corp.	57,000	186,901
	Shin Kong Financial Holding Co. Ltd.	2,555,698	698,486
	Shin Ruenn Development Co. Ltd.	15,000	21,382
	Shin Zu Shing Co. Ltd.	23,000	65,549
*	Shining Building Business Co. Ltd.	68,330	21,500
	Shinkong Insurance Co. Ltd.	38,000	63,648
	Shinkong Synthetic Fibers Corp.	201,000	115,345
	Shinkong Textile Co. Ltd.	27,000	35,610
	ShunSin Technology Holding Ltd.	6,000	15,919
*	Shuttle, Inc.	55,000	22,728
	Sigurd Microelectronics Corp.	72,726	123,680
	Silicon Integrated Systems Corp.	74,800	42,788
	Simplo Technology Co. Ltd.	28,000	281,080
	Sincere Navigation Corp.	48,410	35,624
	Singatron Enterprise Co. Ltd.	15,000	11,211
	Sinon Corp.	70,000	84,565
	SinoPac Financial Holdings Co. Ltd.	708,187	385,395
	Sinphar Pharmaceutical Co. Ltd.	11,000	11,679
	Sinyi Realty, Inc.	11,000	10,410
	Siward Crystal Technology Co. Ltd.	28,000	34,353
	Soft-World International Corp.	8,000	24,524
	Solar Applied Materials Technology Corp.	69,000	81,888
	Solomon Technology Corp.	48,000	52,761
	Solteam, Inc.	9,598	14,665
	Sports Gear Co. Ltd.	23,000	51,838

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Standard Chemical & Pharmaceutical Co. Ltd.	8,000	$19,868
	Sunplus Technology Co. Ltd.	81,000	62,747
	Sunrex Technology Corp.	30,000	43,545
	Sunspring Metal Corp.	14,177	10,350
	Supreme Electronics Co. Ltd.	69,657	98,595
	Swancor Holding Co. Ltd.	10,000	32,963
	Sweeten Real Estate Development Co. Ltd.	32,632	28,516
	Syncmold Enterprise Corp.	17,000	33,044
	Synmosa Biopharma Corp.	14,158	22,068
	Synnex Technology International Corp.	220,000	443,934
	Systex Corp.	22,000	58,475
	T3EX Global Holdings Corp.	10,000	25,135
	TA Chen Stainless Pipe.	248,879	360,942
#	Ta Ya Electric Wire & Cable	131,274	117,495
	Tah Hsin Industrial Corp.	5,720	13,014
	TA-I Technology Co. Ltd.	20,000	31,143
	Taichung Commercial Bank Co. Ltd.	643,864	295,665
	Taiflex Scientific Co. Ltd.	39,000	53,347
	Taimide Tech, Inc.	9,000	9,848
	Tainan Spinning Co. Ltd.	207,000	114,113
	Tai-Saw Technology Co. Ltd.	22,000	20,668
	Taishin Financial Holding Co. Ltd.	2,000,532	1,128,651
	TaiSol Electronics Co. Ltd.	16,000	24,962
	Taisun Enterprise Co. Ltd.	22,000	21,044
	TAI-TECH Advanced Electronics Co. Ltd.	8,000	26,902
	Taiwan Business Bank	1,108,105	503,647
	Taiwan Chinsan Electronic Industrial Co. Ltd.	13,791	16,906
	Taiwan Fertilizer Co. Ltd.	132,000	254,167
	Taiwan Fire & Marine Insurance Co. Ltd.	54,000	37,356
	Taiwan FU Hsing Industrial Co. Ltd.	39,000	55,122
	Taiwan Glass Industry Corp.	162,000	107,302
	Taiwan Hon Chuan Enterprise Co. Ltd.	45,000	146,559
††	Taiwan Land Development Corp.	217,000	3,547
	Taiwan Navigation Co. Ltd.	66,000	67,891
	Taiwan Paiho Ltd.	47,000	85,518
	Taiwan PCB Techvest Co. Ltd.	53,000	70,745
	Taiwan Sanyo Electric Co. Ltd.	12,000	14,459
	Taiwan Shin Kong Security Co. Ltd.	51,510	68,980
	Taiwan Styrene Monomer	64,000	35,042
	Taiwan Surface Mounting Technology Corp.	46,000	148,030
*	Taiwan TEA Corp.	91,000	67,911
	Taiwan Union Technology Corp.	54,000	116,971
	Taiwan-Asia Semiconductor Corp.	8,000	9,172
	Taiyen Biotech Co. Ltd.	15,000	16,333
	TBI Motion Technology Co. Ltd.	9,000	12,153
	Te Chang Construction Co. Ltd.	13,000	15,374
	Teco Electric & Machinery Co. Ltd.	296,000	426,127
	Test Rite International Co. Ltd.	46,000	30,990
	Thinking Electronic Industrial Co. Ltd.	9,000	43,246
	Thye Ming Industrial Co. Ltd.	22,400	32,728
	Ton Yi Industrial Corp.	154,000	104,295
	Tong Hsing Electronic Industries Ltd.	21,600	119,818
	Tong Yang Industry Co. Ltd.	87,000	135,256
	Tong-Tai Machine & Tool Co. Ltd.	18,000	10,114
	Top Union Electronics Corp.	29,763	40,629
	Topco Technologies Corp.	6,000	14,520
	Topoint Technology Co. Ltd.	17,000	16,053
	Toung Loong Textile Manufacturing	37,740	34,577
	TPK Holding Co. Ltd.	61,000	74,362

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Transcend Information, Inc.	39,000	$90,215
	Tripod Technology Corp.	70,000	262,405
	TSRC Corp.	97,000	87,798
	TST Group Holding Ltd.	4,800	17,421
	Tul Corp.	6,000	14,477
	Tung Ho Steel Enterprise Corp.	77,850	146,408
	TYC Brother Industrial Co. Ltd.	38,000	36,630
*	Tycoons Group Enterprise	91,000	28,903
	Tyntek Corp.	52,000	30,809
	UDE Corp.	8,000	9,921
	U-Ming Marine Transport Corp.	69,000	122,581
	Union Bank Of Taiwan	372,251	195,282
	Unitech Computer Co. Ltd.	19,000	21,264
*	Unitech Printed Circuit Board Corp.	107,876	63,267
*††	Unity Opto Technology Co. Ltd.	46,000	0
	Universal Cement Corp.	68,000	62,689
	Unizyx Holding Corp.	35,930	48,390
	UPC Technology Corp.	149,316	72,810
	USI Corp.	120,000	99,815
	Ve Wong Corp.	24,000	29,830
	Ventec International Group Co. Ltd.	5,000	13,452
	Wah Lee Industrial Corp.	33,660	95,732
#	Walsin Lihwa Corp.	437,607	710,652
	Walsin Technology Corp.	58,000	180,803
	Walton Advanced Engineering, Inc.	49,000	21,599
	Wan Hai Lines Ltd.	120,000	255,128
	Wei Chuan Foods Corp.	66,000	43,115
	Weikeng Industrial Co. Ltd.	69,946	68,200
	Well Shin Technology Co. Ltd.	9,000	16,304
	Winbond Electronics Corp.	546,000	463,342
	Winstek Semiconductor Co. Ltd.	6,000	11,203
	Wisdom Marine Lines Co. Ltd.	84,221	176,290
	Wistron Corp.	526,000	797,268
	Wistron NeWeb Corp.	44,000	132,719
	WPG Holdings Ltd.	295,000	480,775
	WT Microelectronics Co. Ltd.	78,000	168,904
	WUS Printed Circuit Co. Ltd.	28,350	26,396
	Xxentria Technology Materials Corp.	19,000	41,286
	Ya Horng Electronic Co. Ltd.	7,000	9,912
	Yageo Corp.	1	16
	YC INOX Co. Ltd.	70,973	67,592
	Yea Shin International Development Co. Ltd.	39,194	35,071
	Yem Chio Co. Ltd.	82,065	45,861
	Yeong Guan Energy Technology Group Co. Ltd.	15,639	40,218
	YFC-Boneagle Electric Co. Ltd.	14,596	13,493
	YFY, Inc.	188,000	188,819
	Yi Jinn Industrial Co. Ltd.	23,000	13,977
	Yieh Phui Enterprise Co. Ltd.	174,069	86,366
	YONGGU Group, Inc.	8,000	10,549
	Yonyu Plastics Co. Ltd.	12,000	12,898
	Youngtek Electronics Corp.	21,000	44,303
	Yuanta Futures Co. Ltd.	25,944	43,389
	Yuen Chang Stainless Steel Co. Ltd.	14,000	9,003
	Yuen Foong Yu Consumer Products Co. Ltd.	29,000	36,358
	Yulon Motor Co. Ltd.	99,324	261,156
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	31,434
	YungShin Global Holding Corp.	20,000	30,080
	Zeng Hsing Industrial Co. Ltd.	7,520	27,309
	Zenitron Corp.	27,000	28,371

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Zhen Ding Technology Holding Ltd.	116,000	$422,587
	Zig Sheng Industrial Co. Ltd.	68,000	22,960
*	Zinwell Corp.	56,000	35,262
	ZongTai Real Estate Development Co. Ltd.	30,162	48,607

TOTAL TAIWAN			41,907,986

THAILAND — (2.2%)
	AAPICO Hitech PCL	68,970	64,633
	Absolute Clean Energy PCL	428,400	25,091
	AEON Thana Sinsap Thailand PCL	15,900	89,866
	AJ Plast PCL	46,900	14,284
	Allianz Ayudhya Capital PCL	11,100	12,515
	Alucon PCL	2,100	11,223
	Amata Corp. PCL	119,300	81,402
*	Ananda Development PCL	625,200	21,421
	AP Thailand PCL	403,000	148,702
	Asia Plus Group Holdings PCL	195,300	15,556
	Asia Sermkij Leasing PCL, NVDR	43,200	35,107
	Bangchak Corp. PCL	189,300	167,694
*	Bangkok Airways PCL	71,400	27,809
	Bangkok Commercial Asset Management PCL	285,100	110,208
	Bangkok Insurance PCL	15,820	132,499
	Bangkok Land PCL	3,143,200	85,604
	Bangkok Life Assurance PCL, NVDR	79,400	65,106
*	Better World Green PCL	535,300	12,384
	Cal-Comp Electronics Thailand PCL, Class F	672,321	40,165
	CH Karnchang PCL	178,300	110,173
	CIMB Thai Bank PCL	129,100	2,949
	Dhipaya Group Holdings PCL	85,600	97,137
	Don Muang Tollway PCL	41,800	15,301
	Eastern Polymer Group PCL, Class F	73,800	16,101
*	Eastern Power Group PCL	112,400	10,336
	Eastern Water Resources Development & Management PCL, Class F	91,200	13,247
	Esso Thailand PCL	127,900	32,586
	Frasers Property Thailand PCL	79,285	35,292
	GFPT PCL	94,100	29,486
	Global Green Chemicals PCL, Class F	42,800	16,169
*	Green Tech Ventures PCL, Class F	1,184,900	9,369
	Hana Microelectronics PCL	89,300	108,528
	Hwa Fong Rubber Thailand PCL	48,300	7,426
	ICC International PCL	9,300	9,464
	Ichitan Group PCL	52,400	19,488
	Index Livingmall PCL	26,600	16,125
	Interlink Communication PCL	59,900	11,928
	IRPC PCL	2,323,400	160,575
*	Italian-Thai Development PCL	664,700	27,252
	KGI Securities Thailand PCL	258,200	34,177
	Khon Kaen Sugar Industry PCL	300,000	30,398
	Kiatnakin Phatra Bank PCL	35,100	61,674
	Lalin Property PCL	79,100	20,153
	Lanna Resources PCL	55,400	23,524
*	Loxley PCL	304,700	17,757
	LPN Development PCL	199,200	26,717
*	Master Ad PCL	1,012,300	14,822
	MBK PCL	146,510	61,783
	MC Group PCL	43,100	12,874
	MCS Steel PCL	107,500	27,389
*	MDX PCL	132,000	14,689
	Noble Development PCL	116,100	16,660

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Northeast Rubber PCL	127,600	$18,459
*	Nusasiri PCL	1,194,500	33,931
	Origin Property PCL, Class F	71,000	24,535
	Polyplex Thailand PCL	55,700	26,588
*	Power Solution Technologies PCL, Class F	343,500	13,982
	Precious Shipping PCL	202,500	73,534
	Prima Marine PCL	103,800	18,694
	Property Perfect PCL	1,420,230	16,220
	Pruksa Holding PCL	134,700	48,914
	Quality Houses PCL	1,354,650	93,622
	Rabbit Holdings PCL, Class F	4,166,400	90,289
*	Raimon Land PCL	907,600	17,276
	Ratchthani Leasing PCL	503,500	53,671
	Rojana Industrial Park PCL	217,500	39,809
*	S Hotels & Resorts PCL	632,700	64,479
	Saha Pathana Inter-Holding PCL	22,100	42,715
	Saha Pathanapibul PCL	16,100	30,001
	Saha-Union PCL	21,500	18,102
*	Samart Corp. PCL	89,100	10,385
	Sansiri PCL	2,570,400	143,020
	SC Asset Corp. PCL	297,500	37,811
*	Seven Utilities & Power PLC	400,500	6,920
	Siam City Cement PCL	13,000	51,204
	Siamgas & Petrochemicals PCL	137,400	35,208
	Singha Estate PCL	169,800	8,056
	Sino-Thai Engineering & Construction PCL	207,400	70,454
*	SKY ICT PCL, Class F	35,800	25,161
	SNC Former PCL	24,100	9,528
	Somboon Advance Technology PCL	53,100	30,634
	SPCG PCL	96,900	36,039
	Sri Trang Agro-Industry PCL	181,601	104,767
	Sri Trang Gloves Thailand PCL	206,700	55,084
	Srivichai Vejvivat PCL	31,800	7,962
	Star Petroleum Refining PCL	270,900	76,952
*	STP & I PCL	174,900	20,590
	Supalai PCL	281,600	174,827
	Super Energy Corp. PCL	2,236,200	39,292
	Susco PCL	78,400	7,760
	Tata Steel Thailand PCL	557,900	17,155
*	Thai Reinsurance PCL	381,800	11,293
	Thai Stanley Electric PCL, NVDR	4,800	25,513
	Thai Union Group PCL, Class F	413,300	167,027
	Thaicom PCL	118,200	41,537
	Thaifoods Group PCL, Class F	73,800	11,130
	Thanachart Capital PCL	53,000	67,128
	Thoresen Thai Agencies PCL	239,200	50,435
	Tipco Asphalt PCL	126,700	74,579
	Tisco Financial Group PCL	33,500	88,539
	TKS Technologies PCL	52,250	14,919
	TMT Steel PCL	57,900	12,886
	TPI Polene PCL	1,283,800	56,394
	TPI Polene Power PCL	312,601	30,393
*	Unique Engineering & Construction PCL	199,000	21,329
	Univanich Palm Oil PCL	72,000	15,603
	Vanachai Group PCL	55,000	7,699
	WHA Corp. PCL	1,213,300	156,337
	Workpoint Entertainment PCL	55,300	26,073

TOTAL THAILAND			4,845,262

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (1.2%)
	Aksa Enerji Uretim AS	23,710	$34,116
	Alarko Holding AS	45,997	139,419
*	Albaraka Turk Katilim Bankasi AS	207,057	27,712
*	Anadolu Anonim Turk Sigorta Sirketi	38,526	35,619
	Anadolu Efes Biracilik Ve Malt Sanayii AS	37,053	120,000
	Anadolu Hayat Emeklilik AS	10,998	8,474
	Ayen Enerji AS	5,594	6,739
	Aygaz AS	14,660	49,043
	Bera Holding AS	105,274	55,010
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	8,144	49,958
*	Bursa Cimento Fabrikasi AS	89,116	24,300
	Cemtas Celik Makina Sanayi Ve Ticaret AS	3,309	6,679
	Cimsa Cimento Sanayi VE Ticaret AS	9,985	43,557
	Coca-Cola Icecek AS	13,326	161,412
	Deva Holding AS	5,945	11,929
	Dogan Sirketler Grubu Holding AS	238,931	105,298
	Dogus Otomotiv Servis ve Ticaret AS	4,611	29,026
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	46,993	71,574
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	1,687	10,241
	Esenboga Elektrik Uretim AS	5,702	15,652
*	Global Yatirim Holding AS	66,232	25,699
*	Goodyear Lastikleri TAS	11,843	8,524
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	50,861	33,242
	GSD Holding AS	257,244	35,214
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	18,922	24,288
*	Is Finansal Kiralama AS	66,301	18,984
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	74,160	55,703
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	26,778	18,960
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	144,418	111,370
	Kordsa Teknik Tekstil AS	15,454	51,183
	Koza Altin Isletmeleri AS	50,127	48,750
*	Koza Anadolu Metal Madencilik Isletmeleri AS	26,709	48,686
*	Menderes Tekstil Sanayi ve Ticaret AS	47,600	17,044
*	NET Holding AS	83,578	44,024
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	191,537	58,742
*	Pegasus Hava Tasimaciligi AS	5,287	120,739
*	Peker Gayrimenkul Yatirim Ortakligi AS	85,830	24,810
*	Petkim Petrokimya Holding AS	169,572	113,432
	Polisan Holding AS	34,532	18,029
#	Sekerbank Turk AS	259,133	29,513
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	26,314	41,132
*	TAV Havalimanlari Holding AS	36,389	131,972
	Tekfen Holding AS	30,662	45,448
	Turk Telekomunikasyon AS	69,832	58,486
*	Turkiye Halk Bankasi AS	135,252	73,172
*	Turkiye Sinai Kalkinma Bankasi AS	279,313	56,589
*	Turkiye Vakiflar Bankasi TAO, Class D	218,141	96,583
*	Ulker Biskuvi Sanayi AS	16,123	24,886
*	Vestel Elektronik Sanayi ve Ticaret AS	15,167	32,259
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	18,533	29,440
*	Zorlu Enerji Elektrik Uretim AS	185,714	42,349

TOTAL TURKEY			2,545,010

UNITED ARAB EMIRATES — (2.1%)
	Abu Dhabi Commercial Bank PJSC	178,296	428,383
	Abu Dhabi National Hotels	86,288	104,706
	Abu Dhabi National Insurance Co. PSC	28,687	43,609
	Agthia Group PJSC	50,465	63,538
*	Ajman Bank PJSC	248,771	111,222

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Aldar Properties PJSC	394,150	$581,366
	Amanat Holdings PJSC	183,087	44,921
*	Amlak Finance PJSC	113,599	26,254
*	Arkan Building Materials Co.	124,043	52,220
*††	Bank of Sharjah	63,601	6,945
	Dana Gas PJSC	735,609	179,310
*	Deyaar Development PJSC	265,756	38,507
	Dubai Investments PJSC	365,014	244,075
	Dubai Islamic Bank PJSC	306,266	464,641
	Emaar Development PJSC	174,367	263,023
	Emaar Properties PJSC	918,486	1,489,105
*	Eshraq Investments PJSC	292,261	40,429
*	Manazel PJSC	286,170	29,699
	National Bank of Ras Al-Khaimah PSC	89,006	128,434
	Orascom Construction PLC	3,812	11,449
*	RAK Properties PJSC	262,778	44,437
	Ras Al Khaimah Ceramics	86,789	61,913
*	SHUAA Capital PSC	275,704	26,220
*	Union Properties PJSC	680,886	48,022

TOTAL UNITED ARAB EMIRATES			4,532,428

TOTAL COMMON STOCKS			219,316,102

PREFERRED STOCKS — (0.4%)
BRAZIL — (0.4%)
*	Alpargatas SA	34,734	51,602
	Banco ABC Brasil SA	15,435	51,741
	Banco do Estado do Rio Grande do Sul SA Class B	45,500	97,061
	Banco Pan SA	58,481	62,845
	Cia de Ferro Ligas da Bahia FERBASA	9,800	101,187
	Eucatex SA Industria e Comercio	6,900	11,966
	Marcopolo SA	102,594	73,843
	Raizen SA	20,770	13,284
	Randon SA Implementos e Participacoes	40,000	66,241
	Schulz SA	15,200	13,348
	Taurus Armas SA	19,900	68,224
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	84,003	121,260

TOTAL BRAZIL			732,602

INDIA — (0.0%)
	Sundaram-Clayton Ltd.	1,041,680	43,278

PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	21,128	14,740

TOTAL PREFERRED STOCKS			790,620

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	3R Petroleum Oleo E Gas SA Rights 05/22/23	5,102	7,856
*	Meliuz SA Rights 05/25/23	381	44

TOTAL BRAZIL			7,900

HONG KONG — (0.0%)
*	Xinyi Energy Holdings Ltd. Rights 05/23/23	30,533	0

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
TAIWAN — (0.0%)
* Acer, Inc. Rights 06/16/23	213	$0

THAILAND — (0.0%)
* Better World Green PCL Warrants 03/13/24	89,217	0
* Kiatnakin Phatra Bank PCL Warrants 04/26/24	5,848	0

TOTAL RIGHTS/WARRANTS		7,900
TOTAL INVESTMENT SECURITIES (Cost $211,269,629)		220,114,622

		Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	76,824	888,621

TOTAL INVESTMENTS — (100.0%) (Cost $212,158,098)		$221,003,243

As of April 30, 2023, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index.	7	06/16/23	$1,400,251	$1,465,975	$65,724

Total Futures Contracts.			$1,400,251	$1,465,975	$65,724

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$7,952,826	$209,099	—	$8,161,925
Chile	46,271	791,980	—	838,251
China	3,002,491	50,069,861	$212,682	53,285,034
Colombia	99,956	—	—	99,956
Greece	—	1,146,674	—	1,146,674
Hong Kong	4,525	—	—	4,525
India	917,969	36,256,534	45,106	37,219,609
Indonesia	—	4,425,980	4,980	4,430,960
Kuwait	460,282	92,332	—	552,614
Malaysia	—	3,951,131	—	3,951,131
Mexico	5,283,226	394,926	—	5,678,152
Philippines	—	1,600,747	12,382	1,613,129
Poland	—	1,970,853	—	1,970,853
Qatar	—	1,842,655	—	1,842,655
Saudi Arabia	22,222	9,824,140	—	9,846,362
South Africa	217,952	7,379,931	—	7,597,883
South Korea	56,486	27,160,553	28,664	27,245,703
Taiwan	—	41,900,236	7,750	41,907,986
Thailand	4,692,839	152,423	—	4,845,262
Turkey	—	2,545,010	—	2,545,010
United Arab Emirates	—	4,525,483	6,945	4,532,428

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Brazil	$732,602	—	—	$732,602
India	—	$43,278	—	43,278
Philippines	—	14,740	—	14,740
Rights/Warrants
Brazil	—	7,900	—	7,900
Securities Lending Collateral	—	888,621	—	888,621
Futures Contracts**	65,724	—	—	65,724

TOTAL	$23,555,371	$197,195,087	$318,509^	$221,068,967

** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.0%)
BRAZIL — (5.8%)
*	3R Petroleum Oleo E Gas SA	29,700	$188,580
	AES Brasil Energia SA	26,206	56,113
	Aliansce Sonae Shopping Centers SA	58,884	220,057
	Allied Tecnologia SA	8,800	8,222
	Alper Consultoria e Corretora de Seguros SA	2,700	14,832
	Alupar Investimento SA	24,024	130,240
	Ambev SA, ADR	141,099	395,077
	Ambipar Participacoes e Empreendimentos SA	10,100	41,511
*	Anima Holding SA	75,700	35,059
	Arezzo Industria e Comercio SA	6,627	88,195
	Atacadao SA	71,300	153,670
	Auren Energia SA	36,687	116,066
	B3 SA—Brasil Bolsa Balcao	188,200	440,711
	Banco Bradesco SA	73,830	183,842
	Banco BTG Pactual SA	105,179	493,863
	Banco do Brasil SA	68,200	586,040
	Banco Modal SA	67,700	26,603
	Banco Santander Brasil SA	18,900	101,817
	BB Seguridade Participacoes SA	57,573	396,032
	Bemobi Mobile Tech SA	13,669	37,462
*	Blau Farmaceutica SA	4,900	19,530
	Boa Safra Sementes SA	13,300	29,225
	Boa Vista Servicos SA	47,903	72,222
	BrasilAgro—Co. Brasileira de Propriedades Agricolas	11,900	57,641
*	BRF SA	120,681	153,398
	Brisanet Participacoes SA	13,200	6,537
*	C&A MODAS SA	36,200	20,176
	Caixa Seguridade Participacoes SA	44,831	85,028
	Camil Alimentos SA	25,900	37,387
	CCR SA	198,894	541,119
	Centrais Eletricas Brasileiras SA	69,089	468,877
	Cia Brasileira de Aluminio	42,100	44,566
*	Cia Brasileira de Distribuicao	35,579	106,998
*	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	20,900	193,295
	Cia de Saneamento de Minas Gerais Copasa MG	30,000	102,490
	Cia de Saneamento do Parana	47,200	179,799
	Cia de Saneamento do Parana	28,200	20,862
	Cia Energetica de Minas Gerais	24,949	101,040
	Cia Paranaense de Energia	23,700	33,784
	Cia Siderurgica Nacional SA, Sponsored ADR	28,507	81,245
	Cia Siderurgica Nacional SA	72,172	205,615
	Cielo SA	276,200	302,348
*	Cogna Educacao SA	423,658	173,275
*	Construtora Tenda SA	24,800	29,037
	Cosan SA	97,087	291,584
	CPFL Energia SA	16,100	106,972
	Cruzeiro do Sul Educacional SA	40,000	19,488
	CSU Digital SA	7,400	17,062
	Cury Construtora e Incorporadora SA	27,700	68,753
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	85,300	264,222
	Dexco SA	79,563	93,954
	Diagnosticos da America SA	10,000	16,941
	Dimed SA Distribuidora da Medicamentos	18,700	38,916
	Direcional Engenharia SA	19,000	59,806
	EcoRodovias Infraestrutura e Logistica SA	34,700	42,925

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	EDP—Energias do Brasil SA	32,700	$147,510
*	Embraer SA	167,600	652,551
	Empreendimentos Pague Menos SA	44,246	26,080
	Enauta Participacoes SA	38,200	88,458
	Energisa SA	29,400	246,385
*	Eneva SA	91,944	209,223
	Engie Brasil Energia SA	19,500	161,190
	Equatorial Energia SA	80,134	439,244
	Eternit SA	16,800	31,527
	Even Construtora e InCorporadora SA	18,500	18,731
	Ez Tec Empreendimentos e Participacoes SA	25,900	75,449
	Fleury SA	31,559	91,871
	Fras-Le SA	14,100	26,516
	Gerdau SA, Sponsored ADR	161,045	803,614
Ω	GPS Participacoes e Empreendimentos SA	25,100	63,356
	Grendene SA	63,800	104,504
	Grupo De Moda Soma SA	91,079	153,387
*	Grupo Mateus SA	103,294	114,108
	Grupo SBF SA	16,000	24,636
	Guararapes Confeccoes SA	28,200	23,916
* Ω	Hapvida Participacoes e Investimentos SA	427,060	236,314
	Helbor Empreendimentos SA	23,100	10,837
*	Hidrovias do Brasil SA	100,463	51,563
	Hypera SA	31,600	235,996
	Instituto Hermes Pardini SA	8,400	34,103
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	4,300	19,458
*	International Meal Co. Alimentacao SA, Class A	38,000	15,999
	Iochpe-Maxion SA	27,300	62,123
	Irani Papel e Embalagem SA	29,400	51,163
*	IRB-Brasil Resseguros SA	9,051	57,105
	Itau Unibanco Holding SA	23,500	104,077
	Jalles Machado SA	35,233	55,522
	JBS SA	123,294	442,472
	JHSF Participacoes SA	73,700	57,331
	JSL SA	14,500	20,931
	Kepler Weber SA	36,200	52,328
	Klabin SA	175,643	673,654
*	Kora Saude Participacoes SA	51,600	11,276
	Lavvi Empreendimentos Imobiliarios Ltda	9,422	10,201
	Light SA	47,600	30,729
	Localiza Rent a Car SA	40,569	471,833
* Ω	Locaweb Servicos de Internet SA	89,427	94,307
	LOG Commercial Properties e Participacoes SA	5,900	19,388
*	Log-in Logistica Intermodal SA	5,900	45,742
*	Lojas Quero Quero SA	41,800	34,444
	Lojas Renner SA	130,479	414,369
	M Dias Branco SA	13,721	78,676
*	Magazine Luiza SA	213,470	142,947
	Mahle Metal Leve SA	7,417	42,752
	Marcopolo SA	32,400	18,123
* Ω	Meliuz SA	97,500	16,811
	Mills Estruturas e Servicos de Engenharia SA	28,145	51,631
	Minerva SA	44,000	75,424
Ω	Mitre Realty Empreendimentos E Participacoes LtdA	10,900	7,955
*	Moura Dubeux Engenharia SA	8,800	9,827
	Movida Participacoes SA	39,543	68,260
*	MPM Corporeos SA	44,400	10,593
	MRV Engenharia e Participacoes SA	56,200	81,126
	Multilaser Industrial SA	45,900	18,313

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Natura & Co. Holding SA	172,782	$383,129
	Neoenergia SA	28,507	88,302
	Odontoprev SA	49,820	99,884
*	Omega Energia SA	31,899	59,095
*	Orizon Valorizacao de Residuos SA	4,935	33,937
	Pet Center Comercio e Participacoes SA	56,496	69,887
*	Petro Rio SA	58,000	404,086
	Petroleo Brasileiro SA, Sponsored ADR	104,989	996,346
	Petroleo Brasileiro SA, Sponsored ADR	74,958	796,054
	Petroleo Brasileiro SA	322,824	1,726,155
	Petroreconcavo SA	26,839	105,897
	Porto Seguro SA	30,100	151,653
	Portobello SA	12,500	15,112
	Positivo Tecnologia SA	23,400	35,139
	QualiCorp Consultoria e Corretora de Seguros SA	22,300	17,750
	Raia Drogasil SA	89,194	469,950
Ω	Rede D’Or Sao Luiz SA	26,805	122,905
	Romi SA	8,470	25,438
	Rumo SA	47,489	187,564
	Santos Brasil Participacoes SA	64,886	110,056
	Sao Martinho SA	48,000	302,177
	Sendas Distribuidora SA, ADR	13,706	168,173
	Sendas Distribuidora SA	63,128	155,548
	SIMPAR SA	83,800	128,864
	Sinqia SA	7,400	23,619
	SLC Agricola SA	30,310	264,342
	Suzano SA	89,612	715,056
	Tegma Gestao Logistica SA	7,000	26,440
	Telefonica Brasil SA	19,400	159,936
#	Telefonica Brasil SA, ADR	12,669	103,506
	TIM SA	83,700	234,933
	TOTVS SA	14,400	74,082
	Transmissora Alianca de Energia Eletrica SA	50,800	371,442
	Tres Tentos Agroindustrial SA	22,430	48,792
	Trisul SA	19,800	13,973
	Tupy SA	21,900	97,913
	Ultrapar Participacoes SA	151,250	437,878
	Unifique Telecomunicacoes SA	13,800	9,462
	Unipar Carbocloro SA	5,250	66,049
	Usinas Siderurgicas de Minas Gerais SA Usiminas	25,300	35,760
	Vale SA, Sponsored ADR	284,909	4,105,539
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamentoe Identificacao SA	12,700	26,786
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	19,630	48,093
*	Via SA	289,919	106,951
	Vibra Energia SA	141,893	375,514
	Vivara Participacoes SA	9,600	41,015
	Vulcabras Azaleia SA	21,700	57,907
	WEG SA	53,700	442,709
	Wilson Sons Holdings Brasil SA	40,000	80,196
	Wiz Co.	13,900	16,470
	YDUQS Participacoes SA	60,284	98,141
*	Zamp SA	49,800	41,934

TOTAL BRAZIL			30,015,607

CHILE — (0.7%)
	Aguas Andinas SA, Class A	420,500	127,101
	Banco de Chile, ADR	12,012	254,654
	Banco de Credito e Inversiones SA	3,172	95,681

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Banco Itau Chile SA	38,386,395	$86,545
	Banco Santander Chile	2,896,172	138,485
	Besalco SA	1,195	597
	CAP SA	13,773	96,415
	Cencosud SA	139,290	283,843
	Cencosud Shopping SA	36,191	57,386
	Cia Cervecerias Unidas SA, Sponsored ADR	3,912	62,866
	Cia Cervecerias Unidas SA	6,322	51,610
	Cia Sud Americana de Vapores SA	1,402,968	143,364
	Colbun SA	1,028,127	143,931
	Embotelladora Andina SA, ADR, Class B	8,961	135,490
	Empresa Nacional de Telecomunicaciones SA	36,365	151,271
	Empresas CMPC SA	104,193	163,276
	Empresas COPEC SA	25,301	176,049
	Enel Americas SA	328,549	44,770
	Enel Chile SA	2,248,312	128,117
*	Engie Energia Chile SA	52,971	40,999
	Falabella SA	48,861	104,774
	Grupo Security SA	544,630	114,701
	Hortifrut SA	19,654	31,079
	Instituto de Diagnostico SA	5,352	8,554
	Inversiones Aguas Metropolitanas SA	102,312	70,975
	Inversiones La Construccion SA	6,252	39,499
	Masisa SA	231,859	8,585
	Multiexport Foods SA	50,860	14,302
	Parque Arauco SA	67,334	95,423
	Plaza SA	39,208	50,270
	Ripley Corp. SA	202,243	41,037
	SalfaCorp SA	89,256	36,233
	Sigdo Koppers SA	25,113	35,465
	SMU SA	828,115	144,644
	Sociedad Matriz SAAM SA	920,338	93,841
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	6,381	430,590
	SONDA SA	116,568	59,620
	Vina Concha y Toro SA	81,825	97,328

TOTAL CHILE			3,859,370

COLOMBIA — (0.2%)
	BAC Holding International Corp.	65,347	3,157
	Banco de Bogota SA	6,410	46,663
	Bancolombia SA, Sponsored ADR	5,461	133,794
	Bancolombia SA	8,678	66,498
	Celsia SA ESP	42,996	26,724
	Cementos Argos SA	75,107	49,400
*	Corp. Financiera Colombiana SA	35,480	100,368
	Ecopetrol SA	316,911	154,341
	Grupo Argos SA	49,535	93,313
	Grupo Aval Acciones y Valores SA, ADR	4,685	11,478
	Grupo de Inversiones Suramericana SA	2,392	21,430
	Grupo Energia Bogota SA ESP	93,757	35,922
	Interconexion Electrica SA ESP	19,518	75,613
	Mineros SA	59,641	25,390

TOTAL COLOMBIA			844,091

CZECH REPUBLIC — (0.2%)
	CEZ AS	9,608	515,816
	Komercni Banka AS	5,489	177,232
Ω	Moneta Money Bank AS	34,144	125,193

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CZECH REPUBLIC — (Continued)
	Philip Morris CR AS	55	$45,499

TOTAL CZECH REPUBLIC			863,740

EGYPT — (0.0%)
	Commercial International Bank Egypt SAE, GDR	131,835	159,521

GREECE — (0.6%)
*	Aegean Airlines SA	7,691	66,045
*	Alpha Services & Holdings SA	121,677	152,538
	Athens Water Supply & Sewage Co. SA	5,637	39,178
	Autohellas Tourist & Trading SA	5,291	74,724
	Bank of Greece	4,230	75,782
*	Ellaktor SA	12,998	28,324
	ElvalHalcor SA	14,320	27,461
	Entersoft SA Software Development & Related Services Co	2,134	10,626
	Epsilon Net SA	2,874	24,702
*	Eurobank Ergasias Services & Holdings SA, Class A	229,190	324,058
	Fourlis Holdings SA	9,989	44,082
	GEK Terna Holding Real Estate Construction SA	11,484	157,103
	Hellenic Energy Holdings SA	11,694	92,854
	Hellenic Exchanges—Athens Stock Exchange SA	5,987	26,481
	Hellenic Telecommunications Organization SA	14,605	213,404
	Holding Co. ADMIE IPTO SA	13,658	26,533
	Intracom Holdings SA	7,206	14,133
	JUMBO SA	8,668	199,706
*	LAMDA Development SA	11,354	70,138
	Motor Oil Hellas Corinth Refineries SA	9,395	223,916
	Mytilineos SA	5,662	164,270
*	National Bank of Greece SA	31,930	167,095
	OPAP SA	12,588	214,659
*	Piraeus Financial Holdings SA	56,799	134,366
	Piraeus Port Authority SA	1,874	39,526
*	Public Power Corp. SA	14,548	125,543
	Quest Holdings SA	4,763	25,966
	Sarantis SA	6,105	48,284
	Terna Energy SA	6,230	138,107
	Thrace Plastics Holding & Co.	4,369	20,014
	Titan Cement International SA	9,452	152,533

TOTAL GREECE.			3,122,151

HUNGARY — (0.2%)
	Magyar Telekom Telecommunications PLC	62,017	78,048
	MOL Hungarian Oil & Gas PLC	62,936	510,364
# *	Opus Global Nyrt	58,630	20,646
	OTP Bank Nyrt	6,809	207,490
	Richter Gedeon Nyrt	12,383	299,081

TOTAL HUNGARY			1,115,629

INDIA — (20.9%)
	360 ONE WAM Ltd.	23,347	119,642
*	3i Infotech Ltd.	19,679	7,915
	3M India Ltd.	118	32,377
	Aarti Drugs Ltd.	8,519	43,954
	Aarti Industries Ltd.	20,855	143,473
*	Aarti Pharmalabs Ltd.	5,214	23,378
*	Aavas Financiers Ltd.	5,779	98,159
	ABB India Ltd.	2,323	97,122
	ACC Ltd.	7,505	162,208

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Action Construction Equipment Ltd.	6,419	$32,893
	Adani Enterprises Ltd.	2,119	50,020
*	Adani Green Energy Ltd.	5,143	60,101
	Adani Ports & Special Economic Zone Ltd.	27,506	229,840
	Adani Total Gas Ltd.	9,549	110,439
*	Adani Transmission Ltd.	1,736	21,938
	ADF Foods Ltd.	1,236	11,273
*	Aditya Birla Capital Ltd.	100,767	206,795
	Advanced Enzyme Technologies Ltd.	10,985	34,843
	Aegis Logistics Ltd.	27,862	134,002
*	Affle India Ltd.	1,032	11,810
	AGI Greenpac Ltd.	6,740	34,281
	Ahluwalia Contracts India Ltd.	5,662	35,792
	AIA Engineering Ltd.	6,312	210,940
	Ajanta Pharma Ltd.	6,546	105,492
	Akzo Nobel India Ltd.	1,600	45,526
	Alembic Ltd.	7,426	5,685
	Alembic Pharmaceuticals Ltd.	12,635	85,872
	Alkem Laboratories Ltd.	2,030	87,498
	Alkyl Amines Chemicals	1,783	51,702
	Allcargo Logistics Ltd.	17,001	57,056
	Allcargo Terminals Ltd.	17,001	12,752
*	Alok Industries Ltd.	148,339	23,000
	Amara Raja Batteries Ltd.	25,468	187,601
*	Amber Enterprises India Ltd.	2,330	53,406
	Ambika Cotton Mills Ltd.	566	10,615
	Ambuja Cements Ltd.	27,088	131,889
	Amrutanjan Health Care Ltd.	1,487	11,017
	Anant Raj Ltd.	32,411	56,236
	Andhra Paper Ltd.	3,141	17,358
	Andhra Sugars Ltd.	11,068	15,703
	Angel One Ltd.	4,298	64,928
	Apar Industries Ltd.	3,546	122,221
	Apcotex Industries Ltd.	3,776	23,251
	APL Apollo Tubes Ltd.	19,768	289,301
	Apollo Hospitals Enterprise Ltd.	8,098	448,891
	Apollo Pipes Ltd.	1,408	10,258
	Apollo Tyres Ltd.	75,710	322,307
*	Arvind Fashions Ltd.	12,282	42,491
*	Arvind Ltd.	43,513	57,548
	Asahi India Glass Ltd.	10,809	63,998
	Ashiana Housing Ltd.	5,563	12,097
	Ashok Leyland Ltd.	112,507	200,897
*	Ashoka Buildcon Ltd.	32,176	34,636
	Asian Granito India Ltd.	26,004	15,584
	Asian Paints Ltd.	21,665	768,804
	Astec Lifesciences Ltd.	994	16,282
* Ω	Aster DM Healthcare Ltd.	26,724	80,544
	Astra Microwave Products Ltd.	11,415	43,146
	Astral Ltd.	9,252	164,482
	AstraZeneca Pharma India Ltd.	345	13,316
	Atul Ltd.	2,202	185,421
Ω	AU Small Finance Bank Ltd.	17,200	140,022
	Aurobindo Pharma Ltd.	44,239	333,341
	Automotive Axles Ltd.	895	26,445
	Avadh Sugar & Energy Ltd.	1,874	11,667
	Avanti Feeds Ltd.	9,331	41,348
* Ω	Avenue Supermarts Ltd.	3,997	172,252
	Axis Bank Ltd.	178,821	1,887,617

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Bajaj Auto Ltd.	5,254	$283,754
	Bajaj Consumer Care Ltd.	20,761	40,286
	Bajaj Finance Ltd.	14,412	1,108,626
	Bajaj Finserv Ltd.	11,205	186,320
*	Bajaj Hindusthan Sugar Ltd.	244,013	43,780
	Bajaj Holdings & Investment Ltd.	2,434	205,489
	Balaji Amines Ltd.	1,826	47,020
	Balkrishna Industries Ltd.	8,600	219,190
	Balmer Lawrie & Co. Ltd.	14,152	20,482
	Balrampur Chini Mills Ltd.	26,840	136,935
	Banco Products India Ltd.	3,706	11,725
* Ω	Bandhan Bank Ltd.	51,937	146,065
	Bank of Baroda	100,181	231,742
	Bank of India	74,780	77,095
	Bank of Maharashtra	145,543	53,906
	Bannari Amman Sugars Ltd.	618	21,921
	BASF India Ltd.	2,382	69,144
	Bata India Ltd.	7,260	130,923
	Bayer CropScience Ltd.	2,542	128,623
*	BEML Land Assets Ltd.	2,428	6,164
	BEML Ltd.	2,428	36,182
	Berger Paints India Ltd.	19,877	148,643
*	BF Utilities Ltd.	3,743	15,502
	Bhansali Engineering Polymers Ltd.	21,492	26,641
	Bharat Bijlee Ltd.	729	24,473
	Bharat Dynamics Ltd.	6,149	75,833
	Bharat Electronics Ltd.	380,929	481,734
	Bharat Forge Ltd.	29,171	285,826
	Bharat Heavy Electricals Ltd.	172,550	166,353
	Bharat Petroleum Corp. Ltd.	67,402	293,942
	Bharat Rasayan Ltd.	202	24,468
	Bharti Airtel Ltd.	211,161	2,066,093
	Biocon Ltd.	34,331	97,554
	Birla Corp. Ltd.	5,614	63,214
	Birlasoft Ltd.	40,721	136,704
	Blue Dart Express Ltd.	740	53,809
	Blue Star Ltd.	8,286	150,326
	Bodal Chemicals Ltd.	6,839	5,873
	Bombay Burmah Trading Co.	5,799	73,502
*	Bombay Dyeing & Manufacturing Co. Ltd.	21,410	24,236
*	Borosil Ltd.	2,575	12,855
*	Borosil Renewables Ltd.	9,173	57,706
	Bosch Ltd.	394	93,510
	Brigade Enterprises Ltd.	22,526	138,042
	Brightcom Group Ltd.	78,305	9,004
	Britannia Industries Ltd.	8,326	462,196
	BSE Ltd.	9,762	62,718
*	Camlin Fine Sciences Ltd.	20,902	44,193
	Can Fin Homes Ltd.	12,189	92,081
	Canara Bank	53,234	207,102
	Caplin Point Laboratories Ltd.	3,693	30,699
	Carborundum Universal Ltd.	15,393	201,811
	Care Ratings Ltd.	6,032	47,454
	Carysil Ltd.	1,894	13,864
	Castrol India Ltd.	71,323	104,613
	CCL Products India Ltd.	12,865	94,413
	Ceat Ltd.	5,838	111,986
*	Central Bank of India Ltd.	149,492	55,687
	Central Depository Services India Ltd.	8,879	109,533

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Century Enka Ltd.	2,562	$12,568
	Century Plyboards India Ltd.	10,927	69,760
	Century Textiles & Industries Ltd.	9,868	82,362
	Cera Sanitaryware Ltd.	896	68,599
	CESC Ltd.	82,348	69,142
	CG Power & Industrial Solutions Ltd.	70,093	264,516
*	Chalet Hotels Ltd.	8,285	38,996
	Chambal Fertilisers & Chemicals Ltd.	46,650	163,068
	Chennai Petroleum Corp. Ltd.	5,711	21,264
	Cholamandalam Financial Holdings Ltd.	24,929	184,095
	Cholamandalam Investment & Finance Co. Ltd.	39,258	420,993
	Cigniti Technologies Ltd.	4,386	46,353
	Cipla Ltd.	42,148	469,383
	City Union Bank Ltd.	86,766	150,848
	Coal India Ltd.	85,086	243,093
Ω	Cochin Shipyard Ltd.	7,649	47,198
* Ω	Coffee Day Enterprises Ltd.	33,733	13,514
	Coforge Ltd.	4,555	233,503
	Colgate-Palmolive India Ltd.	12,990	252,840
	Computer Age Management Services Ltd.	4,377	110,306
	Confidence Petroleum India Ltd.	21,653	16,229
	Container Corp. of India Ltd.	28,378	212,463
	Coromandel International Ltd.	28,949	334,921
*	Cosmo First Ltd.	3,474	26,507
*	CreditAccess Grameen Ltd.	13,213	156,258
	CRISIL Ltd.	2,519	111,100
	Crompton Greaves Consumer Electricals Ltd.	92,418	288,611
*	CSB Bank Ltd.	14,029	48,207
	Cummins India Ltd.	8,882	171,339
	Cyient Ltd.	10,572	152,891
*	D B Realty Ltd.	29,471	31,651
	Dabur India Ltd.	33,722	220,140
	Dalmia Bharat Ltd.	8,158	199,996
	Dalmia Bharat Sugar & Industries Ltd.	2,751	12,503
	DB Corp. Ltd.	12,639	18,274
	DCB Bank Ltd.	65,892	86,128
	DCM Shriram Ltd.	8,634	86,251
	DCW Ltd.	52,366	29,453
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	13,982	102,596
	Deepak Nitrite Ltd.	10,986	253,633
	Delta Corp. Ltd.	30,113	75,748
*	DEN Networks Ltd.	40,999	15,402
*	Dhampur Bio Organics Ltd.	7,837	15,955
	Dhampur Sugar Mills Ltd.	7,837	23,489
*	Dhani Services Ltd.	38,318	17,954
	Dhanuka Agritech Ltd.	2,606	20,479
Ω	Dilip Buildcon Ltd.	4,134	9,134
*	Dish TV India Ltd.	358,515	69,799
*	Dishman Carbogen Amcis Ltd.	7,756	13,232
	Divi’s Laboratories Ltd.	9,812	392,719
	Dixon Technologies India Ltd.	4,919	175,701
	DLF Ltd.	37,038	193,078
	Dollar Industries Ltd.	2,778	11,823
Ω	Dr Lal PathLabs Ltd.	4,721	112,898
	Dr Reddy’s Laboratories Ltd., ADR	10,585	639,969
	Dr Reddy’s Laboratories Ltd.	7,288	437,714
	Dwarikesh Sugar Industries Ltd.	45,532	51,361
	Dynamatic Technologies Ltd.	363	12,997
	eClerx Services Ltd.	6,173	101,044

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Edelweiss Financial Services Ltd.	113,523	$95,027
	Eicher Motors Ltd.	9,945	402,338
	EID Parry India Ltd.	23,155	142,532
*	EIH Associated Hotels.	1,285	7,506
*	EIH Ltd.	32,237	74,456
	Electrosteel Castings Ltd.	97,469	45,412
	Elgi Equipments Ltd.	24,207	138,087
	Emami Ltd.	30,628	140,282
Ω	Endurance Technologies Ltd.	4,830	79,080
	Engineers India Ltd.	70,927	71,779
	EPL Ltd.	33,082	70,773
* Ω	Equitas Small Finance Bank Ltd.	67,604	57,273
Ω	Eris Lifesciences Ltd.	7,581	58,012
	ESAB India Ltd.	817	34,848
	Escorts Kubota Ltd.	6,003	145,683
	Everest Kanto Cylinder Ltd.	10,371	12,317
	Excel Industries Ltd.	960	10,301
*	Exide Industries Ltd.	79,921	191,542
*	FDC Ltd.	11,464	41,145
	Federal Bank Ltd.	366,125	606,264
*	Federal-Mogul Goetze India Ltd.	2,297	9,351
	FIEM Industries Ltd.	1,410	30,560
	Filatex India Ltd.	31,384	14,015
	Fine Organic Industries Ltd.	1,323	71,751
	Finolex Cables Ltd.	11,599	126,850
	Finolex Industries Ltd.	43,107	88,488
	Firstsource Solutions Ltd.	87,519	125,132
	Force Motors Ltd.	588	9,638
*	Fortis Healthcare Ltd.	78,506	250,932
*	FSN E-Commerce Ventures, Ltd.	18,567	27,816
	Gabriel India Ltd.	18,367	34,680
	GAIL India Ltd.	403,400	529,999
	Galaxy Surfactants Ltd.	2,003	61,239
	Garden Reach Shipbuilders & Engineers Ltd.	7,102	40,354
	Garware Technical Fibres Ltd.	1,795	63,747
	Gateway Distriparks Ltd.	47,431	37,125
*	Gati Ltd.	4,856	7,094
*	GE Power India Ltd.	2,518	4,026
*	GE T&D India Ltd.	6,995	15,130
Ω	General Insurance Corp. of India.	14,916	28,068
	Genus Power Infrastructures Ltd.	24,860	27,684
	GHCL Ltd.	15,673	93,389
	Ghcl Textiles Ltd.	15,673	6,368
	GIC Housing Finance Ltd.	8,238	16,596
	Gillette India Ltd.	1,174	63,106
	GlaxoSmithKline Pharmaceuticals Ltd.	5,781	87,777
	Glenmark Pharmaceuticals Ltd.	33,826	233,262
	GMM Pfaudler Ltd.	3,423	62,134
*	GMR Airports Infrastructure Ltd.	296,263	165,651
	Godawari Power & Ispat Ltd.	7,085	31,023
	Godfrey Phillips India Ltd.	2,960	64,184
Ω	Godrej Agrovet Ltd.	7,519	40,301
*	Godrej Consumer Products Ltd.	20,701	230,744
*	Godrej Industries Ltd.	11,131	61,051
*	Godrej Properties Ltd.	8,120	131,167
	Goodyear India Ltd.	879	11,910
	Granules India Ltd.	33,073	121,560
	Graphite India Ltd.	13,416	48,763
	Grasim Industries Ltd.	15,688	330,196

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Grauer & Weil India Ltd.	9,458	$13,086
*	Gravita India Ltd.	1,730	10,778
	Great Eastern Shipping Co. Ltd.	23,892	198,362
	Greaves Cotton Ltd.	12,195	19,976
	Greenlam Industries Ltd.	4,322	15,465
	Greenpanel Industries Ltd.	9,116	33,370
	Greenply Industries Ltd.	9,817	17,393
	Grindwell Norton Ltd.	6,261	146,325
	Gujarat Alkalies & Chemicals Ltd.	4,897	41,126
	Gujarat Ambuja Exports Ltd.	18,801	67,331
	Gujarat Fluorochemicals Ltd.	2,340	97,307
	Gujarat Gas Ltd.	13,229	75,859
	Gujarat Mineral Development Corp. Ltd.	24,183	46,418
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	20,610	148,268
	Gujarat Pipavav Port Ltd.	64,083	89,156
	Gujarat State Fertilizers & Chemicals Ltd.	35,643	69,282
	Gujarat State Petronet Ltd.	80,576	281,407
	Gulf Oil Lubricants India Ltd.	1,823	9,103
	Happiest Minds Technologies Ltd.	9,215	93,136
*	Hathway Cable & Datacom Ltd.	80,086	13,205
	Hatsun Agro Product Ltd.	9,435	97,418
	Havells India Ltd.	12,775	192,422
	HBL Power Systems Ltd.	30,843	42,638
	HCL Technologies Ltd.	83,557	1,091,298
Ω	HDFC Asset Management Co. Ltd.	10,394	225,145
	HDFC Bank Ltd.	160,699	3,321,598
Ω	HDFC Life Insurance Co. Ltd.	11,098	72,144
*	HealthCare Global Enterprises Ltd.	3,224	10,657
	HEG Ltd.	3,443	47,153
	HeidelbergCement India Ltd.	16,155	34,160
	Heritage Foods Ltd.	14,554	30,228
	Hero MotoCorp. Ltd.	16,463	516,544
	Hester Biosciences Ltd.	324	7,172
	HFCL Ltd.	141,548	112,076
	HG Infra Engineering Ltd.	3,594	38,724
	Hikal Ltd.	7,828	28,126
	HIL Ltd.	1,452	48,124
	Himadri Speciality Chemical Ltd.	46,780	59,335
	Hindalco Industries Ltd.	166,488	892,053
	Hinduja Global Solutions Ltd.	1,824	23,129
	Hindustan Aeronautics Ltd.	6,303	225,548
*	Hindustan Construction Co. Ltd.	202,019	40,205
	Hindustan Copper Ltd.	36,485	45,365
*	Hindustan Oil Exploration Co. Ltd.	8,756	17,727
	Hindustan Petroleum Corp. Ltd.	55,807	171,326
	Hindustan Unilever Ltd.	25,386	764,328
*	Hindware Home Innovation Ltd.	4,115	19,479
	Hitachi Energy India Ltd.	1,419	57,524
	Hle Glascoat Ltd.	660	4,815
	Honda India Power Products Ltd.	637	19,192
	Honeywell Automation India Ltd.	73	31,795
	Housing Development Finance Corp. Ltd.	38,469	1,308,065
	Huhtamaki India Ltd.	3,847	10,688
	I G Petrochemicals Ltd.	3,275	19,412
	ICICI Bank Ltd., Sponsored ADR.	114,676	2,608,879
Ω	ICICI Lombard General Insurance Co. Ltd.	18,181	240,273
Ω	ICICI Prudential Life Insurance Co. Ltd.	15,999	85,058
Ω	ICICI Securities Ltd.	13,101	71,022
	ICRA Ltd.	321	18,560

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	IDFC First Bank Ltd.	484,662	$369,161
	IDFC Ltd.	234,361	253,218
*	IFB Industries Ltd.	615	6,374
*	Igarashi Motors India Ltd.	1,653	7,476
	IIFL Finance Ltd.	38,160	224,113
	IIFL Securities Ltd.	23,424	16,905
	India Cements Ltd.	29,459	66,936
	India Glycols Ltd.	1,786	12,380
*	Indiabulls Housing Finance Ltd.	59,530	78,885
*	Indiabulls Real Estate Ltd.	57,904	51,803
	Indian Bank.	37,174	146,920
Ω	Indian Energy Exchange Ltd.	77,128	147,922
	Indian Hotels Co. Ltd.	40,744	169,418
	Indian Oil Corp. Ltd.	160,469	159,821
*	Indian Overseas Bank	211,986	67,149
	Indian Railway Catering & Tourism Corp. Ltd.	21,943	166,395
Ω	Indian Railway Finance Corp. Ltd.	304,916	118,618
	Indo Count Industries Ltd.	13,941	23,270
	Indoco Remedies Ltd.	8,412	33,107
	Indraprastha Gas Ltd.	28,227	170,990
	Indus Towers Ltd.	117,118	222,254
	IndusInd Bank Ltd.	33,820	479,002
*	Infibeam Avenues Ltd.	224,277	38,019
	Info Edge India Ltd.	5,250	243,104
	Infosys Ltd., Sponsored ADR	37,090	576,379
	Infosys Ltd.	262,038	4,043,671
	Ingersoll Rand India Ltd.	1,214	41,172
*	Inox Wind Ltd.	16,746	22,025
	Insecticides India Ltd.	3,433	20,107
	Intellect Design Arena Ltd.	11,298	61,713
* Ω	InterGlobe Aviation Ltd.	6,382	158,213
	IOL Chemicals & Pharmaceuticals Ltd.	4,141	20,269
	Ipca Laboratories Ltd.	26,334	228,552
	IRB Infrastructure Developers Ltd.	181,040	61,083
Ω	IRCON International Ltd.	40,912	37,202
	ISGEC Heavy Engineering Ltd.	3,783	22,576
	ITC Ltd.	278,792	1,456,054
	ITD Cementation India Ltd.	8,693	13,211
*	ITI Ltd.	15,882	18,508
	J Kumar Infraprojects Ltd.	4,462	15,010
	Jagran Prakashan Ltd.	13,332	11,986
	Jai Corp. Ltd.	16,511	30,075
*	Jaiprakash Power Ventures Ltd.	357,706	25,904
*	Jammu & Kashmir Bank Ltd.	63,700	45,690
	Jamna Auto Industries Ltd.	29,725	38,136
	JB Chemicals & Pharmaceuticals Ltd.	6,603	170,678
	JBM Auto Ltd.	4,666	45,897
	Jindal Saw Ltd.	39,507	79,273
	Jindal Stainless Ltd.	77,437	269,138
	Jindal Steel & Power Ltd.	73,130	522,510
	JK Cement Ltd.	6,434	236,728
	JK Lakshmi Cement Ltd.	14,617	139,904
	JK Paper Ltd.	23,603	109,348
	JK Tyre & Industries Ltd.	19,034	41,871
	JM Financial Ltd.	89,532	66,966
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	701	9,603
	JSW Energy Ltd.	80,655	256,675
	JSW Steel Ltd.	81,507	726,509
	JTEKT India Ltd.	15,736	21,136

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Jubilant Foodworks Ltd.	52,110	$285,915
	Jubilant Ingrevia Ltd.	16,105	83,028
	Jubilant Pharmova Ltd.	12,229	46,457
*	Just Dial Ltd.	3,495	28,830
	Jyothy Labs Ltd.	22,760	54,044
	Kajaria Ceramics Ltd.	13,779	184,803
	Kalpataru Power Transmission Ltd.	18,119	119,912
	Kalyani Steels Ltd.	7,935	32,203
	Kansai Nerolac Paints Ltd.	16,074	74,776
	Karnataka Bank Ltd.	78,882	130,370
	Karur Vysya Bank Ltd.	76,546	91,758
	Kaveri Seed Co. Ltd.	5,031	32,706
	KCP Ltd.	20,756	26,980
	KEC International Ltd.	20,518	115,211
	KEI Industries Ltd.	11,388	264,653
	Kennametal India Ltd.	1,194	33,537
*	Kesoram Industries Ltd.	54,788	40,918
	Kewal Kiran Clothing Ltd.	3,939	22,310
*	Kiri Industries Ltd.	95	344
	Kirloskar Brothers Ltd.	5,193	27,171
	Kirloskar Ferrous Industries Ltd.	13,536	68,134
	Kirloskar Oil Engines Ltd.	14,723	71,117
	KNR Constructions Ltd.	36,634	107,842
	Kolte-Patil Developers Ltd.	5,002	15,488
	Kotak Mahindra Bank Ltd.	50,514	1,199,103
	Kovai Medical Center & Hospital	1,289	30,955
	KPIT Technologies Ltd.	26,577	298,717
	KPR Mill Ltd.	13,819	101,810
	KRBL Ltd.	14,513	70,206
* Ω	Krishna Institute of Medical Sciences Ltd.	573	10,602
	Krsnaa Diagnostics Ltd.	844	5,242
	KSB Ltd.	2,359	65,230
	L&T Finance Holdings Ltd.	153,051	173,915
Ω	L&T Technology Services Ltd.	3,558	165,828
	LA Opala RG Ltd.	7,381	34,753
	Lakshmi Machine Works Ltd.	454	60,093
	Larsen & Toubro Ltd.	52,864	1,529,806
Ω	Laurus Labs Ltd.	64,474	242,799
	LG Balakrishnan & Bros Ltd.	6,564	70,014
	LIC Housing Finance Ltd.	62,932	265,472
	Linde India Ltd.	908	44,532
	LT Foods Ltd.	41,631	56,617
Ω	LTIMindtree Ltd.	7,042	382,031
	Lumax Auto Technologies Ltd.	10,473	40,202
	Lumax Industries Ltd.	289	7,272
	Lupin Ltd.	19,953	172,805
*	LUX Industries Ltd.	1,244	20,889
	Mahanagar Gas Ltd.	6,002	74,026
	Maharashtra Scooters Ltd.	629	38,734
	Maharashtra Seamless Ltd.	14,201	74,808
	Mahindra & Mahindra Financial Services Ltd.	134,465	427,829
	Mahindra & Mahindra Ltd.	91,611	1,376,325
	Mahindra CIE Automotive Ltd.	30,072	147,402
*	Mahindra Holidays & Resorts India Ltd.	11,332	41,952
	Mahindra Lifespace Developers Ltd.	14,006	63,888
Ω	Mahindra Logistics Ltd.	6,315	28,566
	Maithan Alloys Ltd.	1,893	21,002
	Man Infraconstruction Ltd.	18,171	18,179
	Manappuram Finance Ltd.	129,959	206,590

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Mangalore Refinery & Petrochemicals Ltd.	24,693	$19,502
	Marico Ltd.	55,236	336,775
	Marksans Pharma Ltd.	40,811	40,285
	Maruti Suzuki India Ltd.	1,631	172,108
Ω	MAS Financial Services Ltd.	3,870	33,173
	Mastek Ltd.	2,808	59,142
*	Max Financial Services Ltd.	7,519	58,663
*	Max Healthcare Institute Ltd.	35,141	196,262
	Mayur Uniquoters Ltd.	2,691	16,800
	Mazagon Dock Shipbuilders Ltd.	5,615	51,987
	Meghmani Finechem Ltd.	1,888	22,177
	Meghmani Organics Ltd.	23,249	24,277
Ω	Metropolis Healthcare Ltd.	4,711	72,291
	Minda Corp.. Ltd.	10,081	35,003
*	Mirza International Ltd.	8,586	6,964
Ω	Mishra Dhatu Nigam Ltd.	10,136	25,476
	MM Forgings Ltd.	2,922	29,946
	MOIL Ltd.	16,185	31,042
	Monte Carlo Fashions Ltd.	2,815	24,442
*	Morepen Laboratories Ltd.	100,720	33,902
	Motherson Sumi Wiring India Ltd.	107,239	70,754
	Motilal Oswal Financial Services Ltd.	8,198	62,096
	Mphasis Ltd.	11,827	264,512
	MRF Ltd.	187	203,612
	Mrs Bectors Food Specialities Ltd.	4,995	37,780
	MSTC Ltd.	12,701	47,106
	Multi Commodity Exchange of India Ltd.	2,675	45,926
	Muthoot Finance Ltd.	19,090	238,098
	Narayana Hrudayalaya Ltd.	11,085	103,023
	Natco Pharma Ltd.	15,612	109,891
	National Aluminium Co. Ltd.	226,797	230,743
*	National Fertilizers Ltd.	25,107	24,346
	Nava Ltd.	26,158	75,538
	Navin Fluorine International Ltd.	2,497	148,213
	Navneet Education Ltd.	25,996	36,663
	NBCC India Ltd.	112,474	54,356
	NCC Ltd.	93,504	137,171
	NELCO Ltd.	960	7,426
	Neogen Chemicals Ltd.	1,232	23,794
	NESCO Ltd.	4,450	30,193
	Nestle India Ltd.	2,737	728,751
	Neuland Laboratories Ltd.	2,015	52,667
	Newgen Software Technologies Ltd.	5,153	31,888
	NHPC Ltd.	193,346	104,618
*	NIIT Ltd.	15,882	70,627
	Nilkamal Ltd.	1,454	36,632
Ω	Nippon Life India Asset Management Ltd.	21,625	63,178
	NLC India Ltd.	31,103	31,011
	NMDC Ltd.	42,663	56,856
* ††	NMDC Steel Ltd.	42,663	19,289
	NOCIL Ltd.	23,167	60,500
	Novartis India Ltd.	1,627	11,857
	NRB Bearings Ltd.	10,866	20,046
	NTPC Ltd.	218,719	461,316
	Nucleus Software Exports Ltd.	2,604	19,271
	Oberoi Realty Ltd.	9,211	103,029
	Oil & Natural Gas Corp.. Ltd.	145,106	282,548
	Oil India Ltd.	35,666	111,562
	One 97 Communications Ltd.	10,917	87,130

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	OnMobile Global Ltd.	8,402	$7,223
	Oracle Financial Services Software Ltd.	4,660	204,188
	Orient Cement Ltd.	37,931	59,084
	Orient Electric Ltd.	20,033	54,700
	Orient Paper & Industries Ltd.	20,996	11,182
	Oriental Carbon & Chemicals Ltd.	869	7,442
	Page Industries Ltd.	657	324,570
	Paisalo Digital Ltd.	31,431	19,608
	Panama Petrochem Ltd.	3,528	12,840
* Ω	Parag Milk Foods Ltd.	10,789	11,618
*	Patel Engineering Ltd.	47,010	11,808
*	PC Jeweller Ltd.	40,835	12,782
	PCBL Ltd.	49,255	77,354
	Persistent Systems Ltd.	5,452	316,933
	Petronet LNG Ltd.	148,332	430,552
	Pfizer Ltd.	2,170	99,817
	Phoenix Mills Ltd.	15,846	280,425
	PI Industries Ltd.	5,458	225,866
	Pidilite Industries Ltd.	7,553	223,539
	Piramal Enterprises Ltd.	22,794	205,870
*	Piramal Pharma Ltd.	37,300	32,229
	PNC Infratech Ltd.	28,841	100,171
	Poly Medicure Ltd.	2,842	34,103
	Polycab India Ltd.	4,730	185,327
	Polyplex Corp. Ltd.	4,164	69,484
	Poonawalla FinCorp. Ltd.	39,726	157,631
	Power Finance Corp. Ltd.	256,210	534,213
	Power Grid Corp. of India Ltd.	176,725	511,933
	Power Mech Projects Ltd.	639	20,604
	Praj Industries Ltd.	21,167	92,189
*	Prakash Industries Ltd.	12,111	8,123
Ω	Prataap Snacks Ltd.	811	7,183
	Prestige Estates Projects Ltd.	33,892	203,316
*	Pricol Ltd.	18,906	58,050
	Prince Pipes & Fittings Ltd.	6,579	47,606
*	Prism Johnson Ltd.	23,821	36,265
	Privi Speciality Chemicals Ltd.	1,549	20,242
	Procter & Gamble Health Ltd.	1,276	72,557
	Procter & Gamble Hygiene & Health Care Ltd.	893	152,944
	PSP Projects Ltd.	3,427	28,912
*	PTC India Financial Services Ltd.	56,427	9,995
	PTC India Ltd.	64,716	75,355
	Punjab National Bank	163,804	105,182
	Puravankara Ltd.	5,421	5,140
*	PVR Ltd.	5,841	104,943
Ω	Quess Corp. Ltd.	10,111	45,018
	Radico Khaitan Ltd.	13,568	186,920
	Rain Industries Ltd.	52,895	105,241
	Rajesh Exports Ltd.	12,610	86,168
	Rallis India Ltd.	17,088	39,580
	Ramco Cements Ltd.	21,115	190,943
	Ramco Industries Ltd.	2,424	3,836
	Ramkrishna Forgings Ltd.	16,995	67,433
	Rane Holdings Ltd.	989	11,274
	Rashtriya Chemicals & Fertilizers Ltd.	50,898	68,003
	Ratnamani Metals & Tubes Ltd.	5,206	136,943
	Raymond Ltd.	9,178	179,205
* Ω	RBL Bank Ltd.	92,862	183,652
	REC Ltd.	198,607	322,057

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Redington Ltd.	158,331	$326,861
	Redtape Ltd.	8,586	23,066
	Relaxo Footwears Ltd.	5,149	53,237
	Reliance Industrial Infrastructure Ltd.	2,313	23,923
	Reliance Industries Ltd.	37,849	1,123,729
Ω	Reliance Industries Ltd., GDR	44,787	2,669,305
*	Reliance Infrastructure Ltd.	42,098	81,548
*	Reliance Power Ltd.	448,743	67,836
	Repco Home Finance Ltd.	13,730	32,022
	Rhi Magnesita India Ltd.	7,341	57,943
	Rico Auto Industries Ltd.	29,305	25,794
	RITES Ltd.	10,591	49,883
	Rossari Biotech Ltd.	1,550	12,950
	RSWM Ltd.	7,090	15,956
	Rupa & Co. Ltd.	6,647	19,861
	Safari Industries India Ltd.	486	14,466
	Sagar Cements Ltd.	6,033	14,236
	Samvardhana Motherson International Ltd.	263,804	238,098
	Sangam India Ltd.	5,209	17,391
*	Sanghi Industries Ltd.	12,254	9,671
	Sanghvi Movers Ltd.	2,290	10,853
	Sanofi India Ltd.	1,379	93,967
	Sarda Energy & Minerals Ltd.	3,266	44,715
	Saregama India Ltd.	1,437	5,824
	Sasken Technologies Ltd.	718	7,867
*	Satin Creditcare Network Ltd.	2,801	4,977
	Savita Oil Technologies Ltd.	5,610	19,156
	SBI Cards & Payment Services Ltd.	25,102	237,184
Ω	SBI Life Insurance Co. Ltd.	14,291	199,648
	Schaeffler India Ltd.	3,708	126,366
*	Schneider Electric Infrastructure Ltd.	14,360	31,113
*	SEAMEC Ltd.	517	4,004
*	SEPC Ltd.	75,354	9,908
*	Sequent Scientific Ltd.	5,527	5,012
	Seshasayee Paper & Boards Ltd.	6,808	23,361
Ω	SH Kelkar & Co. Ltd.	9,642	13,589
	Shankara Building Products Ltd.	1,186	9,155
	Sharda Cropchem Ltd.	5,564	31,702
	Sharda Motor Industries Ltd.	1,027	8,802
*	Sheela Foam Ltd.	3,902	49,696
	Shilpa Medicare Ltd.	6,408	20,157
	Shipping Corp. of India Ltd.	31,983	35,666
	Shipping Corp. of India Ltd.	31,983	10,572
*	Shoppers Stop Ltd.	6,789	54,934
	Shree Cement Ltd.	617	182,244
*	Shree Renuka Sugars Ltd.	94,954	54,801
	Shriram Finance Ltd.	34,482	563,627
	Siemens Ltd.	868	36,767
*	SIS Ltd.	8,675	40,851
	Siyaram Silk Mills Ltd.	5,047	30,238
	SKF India Ltd.	3,723	190,712
	Snowman Logistics Ltd.	20,043	8,788
	Sobha Ltd.	7,672	43,522
	Solar Industries India Ltd.	3,191	149,274
*	Solara Active Pharma Sciences Ltd.	3,971	18,557
	Somany Ceramics Ltd.	5,457	35,638
	Sonata Software Ltd.	15,500	161,932
*	South Indian Bank Ltd.	540,306	109,135
*	Spandana Sphoorty Financial Ltd.	3,528	25,780

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	SRF Ltd.	23,627	$734,635
*	Star Cement Ltd.	18,024	25,777
	State Bank of India	1,931	13,661
	State Bank of India, GDR	14,169	997,498
	Steel Authority of India Ltd.	219,489	222,772
	Sterlite Technologies Ltd.	31,260	61,611
*	Strides Pharma Science Ltd.	12,495	51,950
	Styrenix Performance Materials Ltd.	1,095	10,618
*	Subex Ltd.	65,054	25,833
	Subros Ltd.	3,200	12,093
	Sudarshan Chemical Industries Ltd.	6,416	32,408
	Sumitomo Chemical India Ltd.	13,090	64,589
	Sun Pharmaceutical Industries Ltd.	29,902	360,437
	Sun TV Network Ltd.	22,685	120,095
	Sundaram Finance Ltd.	8,805	254,958
	Sundaram-Clayton Ltd.	1,504	73,418
	Sundram Fasteners Ltd.	17,536	225,792
*	Sunflag Iron & Steel Co. Ltd.	6,629	12,055
	Sunteck Realty Ltd.	10,075	37,395
	Suprajit Engineering Ltd.	15,853	69,732
	Supreme Industries Ltd.	8,849	294,073
	Supreme Petrochem Ltd.	11,075	51,846
	Surya Roshni Ltd.	5,055	49,330
	Sutlej Textiles & Industries Ltd.	10,109	6,423
	Suven Pharmaceuticals Ltd.	16,889	97,563
*	Suzlon Energy Ltd.	823,995	84,564
	Swan Energy Ltd.	3,878	10,538
	Swaraj Engines Ltd.	677	14,428
	Symphony Ltd.	1,712	20,575
Ω	Syngene International Ltd.	22,371	185,304
	Tamil Nadu Newsprint & Papers Ltd.	8,861	26,249
	Tanla Platforms Ltd.	10,198	84,973
	Tata Chemicals Ltd.	26,542	309,858
	Tata Coffee Ltd.	12,417	33,472
	Tata Communications Ltd.	12,940	201,408
	Tata Consultancy Services Ltd.	51,622	2,038,268
	Tata Consumer Products Ltd.	26,095	243,526
	Tata Elxsi Ltd.	3,576	291,161
*	Tata Motors Ltd.	190,196	1,133,625
	Tata Power Co. Ltd.	115,472	285,645
	Tata Steel Ltd.	1,088,156	1,443,311
*	Tata Teleservices Maharashtra Ltd.	43,502	32,775
	TCI Express Ltd.	2,190	39,545
	TD Power Systems Ltd.	10,875	23,361
	Tech Mahindra Ltd.	64,042	804,671
	Techno Electric & Engineering Co. Ltd.	12,817	58,516
* Ω	Tejas Networks Ltd.	7,149	57,727
	Texmaco Rail & Engineering Ltd.	58,399	40,787
	Thermax Ltd.	3,212	90,120
	Thirumalai Chemicals Ltd.	17,168	41,902
*	Thomas Cook India Ltd.	23,094	18,640
Ω	Thyrocare Technologies Ltd.	1,222	6,650
	Tilaknagar Industries Ltd.	12,399	18,880
	Time Technoplast Ltd.	38,252	39,651
	Timken India Ltd.	3,307	120,886
	Tinplate Co. of India Ltd.	5,334	21,263
*	Titagarh Wagons Ltd.	10,409	42,351
	Titan Co. Ltd.	26,418	854,353
	Torrent Pharmaceuticals Ltd.	13,643	275,273

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Torrent Power Ltd.	20,839	$139,604
	Tourism Finance Corp. of India Ltd.	11,644	10,683
	TransIndia Realty & Logistics Parks Ltd.	17,001	5,041
	Transport Corp. of India Ltd.	6,236	48,134
	Trent Ltd.	14,566	243,677
	Trident Ltd.	274,533	104,827
	Triveni Engineering & Industries Ltd.	7,561	26,641
	Triveni Turbine Ltd.	12,353	55,411
	TTK Prestige Ltd.	7,048	63,385
	Tube Investments of India Ltd.	11,545	365,690
	TV Today Network Ltd.	4,752	11,237
*	TV18 Broadcast Ltd.	76,723	28,499
	TVS Motor Co. Ltd.	24,844	346,946
	TVS Srichakra Ltd.	949	32,786
	Uflex Ltd.	9,118	45,031
	Ujjivan Financial Services Ltd.	19,472	67,728
Ω	Ujjivan Small Finance Bank Ltd.	151,740	51,795
	UltraTech Cement Ltd.	6,671	616,238
	Unichem Laboratories Ltd.	8,075	37,697
	Union Bank of India Ltd.	121,686	113,287
	United Breweries Ltd.	4,391	79,421
*	United Spirits Ltd.	21,400	203,791
	UNO Minda Ltd.	27,943	178,121
	UPL Ltd.	82,407	746,792
	Usha Martin Ltd.	31,694	83,016
	UTI Asset Management Co. Ltd.	7,753	62,476
*	VA Tech Wabag Ltd.	7,423	35,588
	Vaibhav Global Ltd.	6,758	26,177
	Vakrangee Ltd.	124,054	25,665
*	Vardhman Textiles Ltd.	29,055	112,980
* Ω	Varroc Engineering Ltd.	6,440	22,954
	Varun Beverages Ltd.	23,657	418,363
	Vedanta Ltd.	108,092	370,600
	Venky’s India Ltd.	1,664	31,858
	Vesuvius India Ltd.	1,583	32,663
	V-Guard Industries Ltd.	32,201	100,743
	Vimta Labs Ltd.	2,204	10,327
	Vinati Organics Ltd.	3,323	80,575
	Vindhya Telelinks Ltd.	1,703	36,493
	VIP Industries Ltd.	9,802	71,410
	Visaka Industries Ltd.	855	4,218
	V-Mart Retail Ltd.	1,258	33,371
*	Vodafone Idea Ltd.	1,262,400	107,591
	Voltamp Transformers Ltd.	932	34,052
	Voltas Ltd.	7,460	72,999
*	VRL Logistics Ltd.	5,349	41,312
	VST Industries Ltd.	919	36,809
	VST Tillers Tractors Ltd.	669	20,398
	Welspun Corp. Ltd.	22,864	63,282
	Welspun Enterprises Ltd.	14,801	25,756
	Welspun India Ltd.	57,806	62,209
	West Coast Paper Mills Ltd.	14,157	95,909
*	Westlife Foodworld Ltd.	10,592	99,539
	Wheels India Ltd.	2,428	15,321
	Whirlpool of India Ltd.	1,857	30,181
	Wipro Ltd.	94,925	449,130
*	Wockhardt Ltd.	14,037	29,062
*	Wonderla Holidays Ltd.	2,852	15,764
	Zee Entertainment Enterprises Ltd.	179,869	435,216

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Zee Media Corp. Ltd.	138,967	$15,314
	Zensar Technologies Ltd.	24,486	83,803
*	Zomato Ltd.	19,272	15,316
	Zydus Lifesciences Ltd.	26,779	170,746
	Zydus Wellness Ltd.	3,658	69,635

TOTAL INDIA			108,304,876

INDONESIA — (2.9%)
	ABM Investama Tbk PT	130,100	29,635
	Ace Hardware Indonesia Tbk PT	2,261,600	69,505
	Adaro Energy Indonesia Tbk PT	2,292,000	490,635
*	Adhi Karya Persero Tbk PT	823,500	24,501
*	Adi Sarana Armada Tbk PT	388,400	23,981
	AKR Corporindo Tbk PT	1,564,700	173,175
*	Alam Sutera Realty Tbk PT	3,039,900	36,943
	Aneka Tambang Tbk PT	646,000	92,930
	Arwana Citramulia Tbk PT	640,500	39,945
	Ashmore Asset Management Indonesia Tbk PT	149,400	12,641
	Astra Agro Lestari Tbk PT	126,100	66,441
	Astra International Tbk PT	1,829,400	843,845
	Astra Otoparts Tbk PT	250,300	31,256
*	Bank Amar Indonesia Tbk PT	830,585	17,017
	Bank BTPN Syariah Tbk PT	528,300	77,132
*	Bank Bukopin Tbk PT	6,045,077	42,495
*	Bank Capital Indonesia Tbk PT	1,042,800	9,252
	Bank Central Asia Tbk PT	1,930,600	1,194,754
*	Bank Jago Tbk PT	124,900	17,724
	Bank Mandiri Persero Tbk PT	3,617,900	1,278,927
*	Bank Mayapada International Tbk PT	562,800	19,202
	Bank Maybank Indonesia Tbk PT	1,456,300	22,626
*	Bank MNC Internasional Tbk PT	2,771,900	14,949
	Bank Negara Indonesia Persero Tbk PT	400,000	257,779
*	Bank Neo Commerce Tbk PT	241,800	10,015
	Bank OCBC Nisp Tbk PT	817,200	46,280
	Bank Pan Indonesia Tbk PT	983,200	74,087
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,053,790	90,205
	Bank Pembangunan Daerah Jawa Timur Tbk PT	809,600	37,261
	Bank Rakyat Indonesia Persero Tbk PT	4,715,300	1,643,184
	Bank Syariah Indonesia Tbk PT	1,479,649	174,771
	Bank Tabungan Negara Persero Tbk PT	1,234,712	105,017
	Barito Pacific Tbk PT	671,592	38,297
	BFI Finance Indonesia Tbk PT	1,714,300	161,064
	BISI International Tbk PT	429,800	49,255
	Blue Bird Tbk PT	206,500	24,870
*	Buana Lintas Lautan Tbk PT	2,303,800	19,012
	Bukit Asam Tbk PT	944,700	267,184
*	Bumi Resources Minerals Tbk PT	9,798,400	108,445
*	Bumi Resources Tbk PT	6,286,300	51,958
*	Bumi Serpong Damai Tbk PT	2,169,000	157,686
*	Capital Financial Indonesia Tbk PT	800,300	36,823
	Charoen Pokphand Indonesia Tbk PT	706,800	221,282
Ω	Cikarang Listrindo Tbk PT	286,600	13,394
	Ciputra Development Tbk PT	1,783,800	121,033
	Delta Dunia Makmur Tbk PT	1,889,200	41,802
	Dharma Satya Nusantara Tbk PT	824,300	34,865
	Elang Mahkota Teknologi Tbk PT	1,253,700	60,522
	Elnusa Tbk PT	655,800	14,427
	Erajaya Swasembada Tbk PT	2,821,100	95,671
	Garudafood Putra Putri Jaya Tbk PT	2,126,100	67,525

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Gudang Garam Tbk PT	87,300	$169,392
	Harum Energy Tbk PT	864,800	89,364
	Hexindo Adiperkasa Tbk PT	24,400	9,481
	Impack Pratama Industri Tbk PT	134,300	34,059
	Indah Kiat Pulp & Paper Tbk PT	405,000	215,206
	Indika Energy Tbk PT	502,600	89,401
	Indo Tambangraya Megah Tbk PT	78,700	179,043
	Indocement Tunggal Prakarsa Tbk PT	121,800	90,206
	Indofood CBP Sukses Makmur Tbk PT	55,600	40,145
	Indofood Sukses Makmur Tbk PT	713,400	314,019
	Indomobil Sukses Internasional Tbk PT	208,900	33,612
	Indosat Tbk PT	122,700	58,640
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,012,300	54,507
	Japfa Comfeed Indonesia Tbk PT	1,351,000	95,917
*	Jasa Marga Persero Tbk PT	362,600	81,406
	Kalbe Farma Tbk PT	1,190,500	172,365
*	Kapuas Prima Coal Tbk PT	2,482,800	8,464
*	Krakatau Steel Persero Tbk PT	700,100	13,566
*	Lippo Karawaci Tbk PT	5,253,300	33,353
*	M Cash Integrasi PT	13,600	8,447
*	Map Aktif Adiperkasa PT	193,800	60,812
	Matahari Department Store Tbk PT	171,200	47,304
	Mayora Indah Tbk PT	506,900	89,924
*	MD Pictures Tbk PT	355,800	44,414
	Medco Energi Internasional Tbk PT	1,871,300	129,676
*	Media Nusantara Citra Tbk PT	1,807,900	72,830
	Medikaloka Hermina Tbk PT	959,100	92,547
*	Mega Manunggal Property Tbk PT	303,000	10,047
*	Merdeka Copper Gold Tbk PT	89,242	24,074
*	Metro Healthcare Indonesia Tbk PT	808,900	26,690
	Metrodata Electronics Tbk PT	1,584,300	61,604
	Metropolitan Kentjana Tbk PT	9,800	17,681
*	Mitra Adiperkasa Tbk PT	1,460,300	136,545
	Mitra Keluarga Karyasehat Tbk PT	563,500	111,063
	Mitra Pinasthika Mustika Tbk PT	391,100	35,210
*	MNC Digital Entertainment Tbk PT	197,200	54,220
*	MNC Kapital Indonesia Tbk PT	3,051,200	12,269
*	MNC Land Tbk PT	7,912,200	37,799
*	MNC Vision Networks Tbk PT	3,757,200	12,815
*	Mulia Industrindo Tbk PT	437,000	14,901
	Pabrik Kertas Tjiwi Kimia Tbk PT	295,900	136,927
*	Pacific Strategic Financial Tbk PT	512,800	44,394
	Pakuwon Jati Tbk PT	4,626,700	153,477
	Panin Financial Tbk PT	3,083,600	60,208
*	Paninvest Tbk PT	361,900	25,447
	Perusahaan Gas Negara Tbk PT	1,473,100	144,104
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	736,200	50,977
*	PP Persero Tbk PT	638,100	28,312
	Prodia Widyahusada Tbk PT	26,200	10,492
	Puradelta Lestari Tbk PT	1,689,800	19,483
	Ramayana Lestari Sentosa Tbk PT	393,000	16,360
	Resource Alam Indonesia Tbk PT	352,200	11,869
	Salim Ivomas Pratama Tbk PT	483,600	13,126
	Samator Indo Gas Tbk PT	74,100	9,655
	Samudera Indonesia Tbk PT	2,328,000	61,318
*	Sarana Meditama Metropolitan Tbk PT	494,600	10,187
	Sarana Menara Nusantara Tbk PT	3,098,900	217,024
	Sariguna Primatirta Tbk PT	407,000	14,021
	Sawit Sumbermas Sarana Tbk PT	1,038,400	121,107

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Selamat Sempurna Tbk PT	416,800	$44,198
*	Semen Baturaja Tbk PT	422,800	10,323
	Semen Indonesia Persero Tbk PT	352,854	143,514
	Siloam International Hospitals Tbk PT	599,400	70,758
*	Smartfren Telecom Tbk PT	10,324,600	41,600
	Steel Pipe Industry of Indonesia PT	657,200	11,128
	Sumber Alfaria Trijaya Tbk PT	1,206,000	238,465
	Summarecon Agung Tbk PT	2,240,800	85,713
	Surya Citra Media Tbk PT	2,062,100	23,224
	Surya Esa Perkasa Tbk PT	1,599,100	76,405
*	Surya Semesta Internusa Tbk PT	786,800	22,650
	Telkom Indonesia Persero Tbk PT	1,752,000	507,464
	Temas Tbk PT	216,000	42,405
	Tempo Scan Pacific Tbk PT	134,700	12,855
	Timah Tbk PT	656,800	45,587
	Tower Bersama Infrastructure Tbk PT	970,900	136,547
	Transcoal Pacific Tbk PT	87,600	45,836
	Triputra Agro Persada PT	2,304,600	100,614
	Tunas Baru Lampung Tbk PT	478,057	19,885
	Ultrajaya Milk Industry & Trading Co. Tbk PT	329,900	32,273
	Unilever Indonesia Tbk PT	640,900	192,500
	United Tractors Tbk PT	228,100	450,286
*	Vale Indonesia Tbk PT	169,300	80,919
* ††	Waskita Beton Precast Tbk PT	1,218,000	4,317
*	Waskita Karya Persero Tbk PT	2,217,700	34,783
	Wijaya Karya Beton Tbk PT	618,300	7,421
*	Wijaya Karya Persero Tbk PT	836,100	34,557
	XL Axiata Tbk PT	858,704	102,779

TOTAL INDONESIA			15,303,737

KUWAIT — (0.5%)
	A’ayan Leasing & Investment Co. KSCP	125,936	56,711
	Agility Public Warehousing Co. KSC	75,006	150,771
	Ahli United Bank KSCP	24,220	21,734
	Al Ahli Bank of Kuwait KSCP	35,438	37,583
*	ALAFCO Aviation Lease & Finance Co. KSCP	54,843	34,003
	Al-Eid Food KSC	9,857	7,463
*	Alimtiaz Investment Group KSC	157,977	32,271
*	Arabi Group Holding KSC	22,953	19,099
	Arzan Financial Group for Financing & Investment KPSC	82,747	28,352
*	Asiya Capital Investments Co. KSCP	126,417	23,431
	Boubyan Bank KSCP	34,582	76,059
	Boubyan Petrochemicals Co. KSCP	22,561	60,074
	Boursa Kuwait Securities Co. KPSC	14,780	86,379
	Burgan Bank SAK	60,995	42,992
	Combined Group Contracting Co. SAK	16,659	23,756
	Commercial Real Estate Co. KSC	144,792	48,193
	Gulf Bank KSCP	47,368	43,434
	Gulf Cables & Electrical Industries Group Co. KSCP	12,272	50,658
	Heavy Engineering & Ship Building Co. KSCP, Class B	35,728	74,615
	Humansoft Holding Co. KSC	3,237	41,195
	Integrated Holding Co. KCSC	27,786	35,906
	Jazeera Airways Co. KSCP	4,704	27,630
	Kuwait Finance House KSCP	146,995	356,875
	Kuwait Insurance Co. SAK	11,843	19,323
	Kuwait International Bank KSCP	65,273	39,404
	Kuwait Real Estate Co. KSC	124,929	46,882
	Kuwait Telecommunications Co.	20,171	38,901
	Mabanee Co. KPSC	15,920	39,482

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
	Mezzan Holding Co. KSCC	21,855	$27,029
	Mobile Telecommunications Co. KSCP	296,337	550,223
	National Bank of Kuwait SAKP	118,136	386,655
	National Industries Group Holding SAK	120,323	84,809
	National Investments Co. KSCP	43,400	35,972
	Salhia Real Estate Co. KSCP	44,941	74,645
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	53,336	30,458
	Warba Bank KSCP	90,987	67,695

TOTAL KUWAIT			2,820,662

MALAYSIA — (2.2%)
	Aeon Co. M Bhd	103,300	29,466
	AEON Credit Service M Bhd	31,200	83,735
	AFFIN Bank Bhd	170,164	77,530
*	AGMO HOLDINGS BHD	3,905	547
	Alliance Bank Malaysia Bhd	183,600	137,216
	Allianz Malaysia Bhd	7,400	23,047
	AMMB Holdings Bhd	220,100	178,496
*	Ancom Nylex Bhd	98,400	23,450
	Apex Healthcare Bhd	13,000	11,881
	Astro Malaysia Holdings Bhd	154,300	24,068
	Axiata Group Bhd	110,100	73,977
	Batu Kawan Bhd	17,800	86,979
*	Berjaya Corp. Bhd	666,700	44,902
	Berjaya Food Bhd	95,300	18,942
*	Bermaz Auto Bhd	153,700	79,658
	BIMB Holdings Bhd	139,400	62,825
	Boustead Holdings Bhd	159,400	30,605
#	Boustead Plantations Bhd	223,900	36,442
	British American Tobacco Malaysia Bhd	27,500	65,185
*	Bumi Armada Bhd	815,800	123,189
	Bursa Malaysia Bhd	108,100	152,275
	Cahya Mata Sarawak Bhd	170,800	43,023
	Carlsberg Brewery Malaysia Bhd, Class B	16,700	79,211
	CELCOMDIGI BHD	173,300	171,155
	CIMB Group Holdings Bhd	486,212	552,396
*	Coastal Contracts Bhd	48,000	24,719
	D&O Green Technologies Bhd	65,000	60,131
	Dagang NeXchange Bhd	563,800	66,138
	Datasonic Group Bhd	240,800	23,298
	Dayang Enterprise Holdings Bhd	142,800	42,460
	Dialog Group Bhd	171,100	88,088
	DRB-Hicom Bhd	256,800	81,376
	Dufu Technology Corp. Bhd	61,800	29,096
	Duopharma Biotech Bhd	95,768	30,772
	Eco World Development Group Bhd	107,000	18,047
*	Ekovest Bhd	224,500	18,911
	FGV Holdings Bhd	92,800	31,229
	Formosa Prosonic Industries Bhd	33,000	19,874
	Fraser & Neave Holdings Bhd	13,700	81,580
	Frontken Corp. Bhd	161,900	111,118
	Gamuda Bhd	151,987	141,577
	Gas Malaysia Bhd	14,200	10,617
*	Genetec Technology Bhd	43,700	27,989
	Genting Bhd	138,000	145,759
	Genting Malaysia Bhd	170,700	103,965
	Genting Plantations Bhd	66,000	88,822
	Globetronics Technology Bhd	52,400	12,965
*	Greatech Technology Bhd	51,000	55,077

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Guan Chong Bhd	59,400	$35,342
#	HAP Seng Consolidated Bhd	64,200	71,195
	Hap Seng Plantations Holdings Bhd	78,500	32,758
	Hartalega Holdings Bhd	279,200	117,997
	Heineken Malaysia Bhd	16,700	105,405
#	Hengyuan Refining Co. Bhd	37,400	27,811
	Hextar Global Bhd	84,600	12,738
	Hiap Teck Venture Bhd	200,700	15,582
#	Hibiscus Petroleum Bhd	303,000	69,800
	Hong Leong Bank Bhd	11,700	52,876
	Hong Leong Capital Bhd	10,700	14,623
	Hong Leong Financial Group Bhd	16,300	66,265
	Hong Leong Industries Bhd	10,000	20,445
# *	Hong Seng Consolidated Bhd	289,400	8,463
	IHH Healthcare Bhd	46,600	59,968
	IJM Corp. Bhd	470,000	164,736
	Inari Amertron Bhd	292,900	152,059
	IOI Corp. Bhd	164,600	141,383
	IOI Properties Group Bhd	271,000	70,586
*	JAKS Resources Bhd	248,000	12,273
	Jaya Tiasa Holdings Bhd	80,700	12,439
	Kenanga Investment Bank Bhd	111,800	22,447
	Kim Loong Resources Bhd	27,400	11,311
*	KNM Group Bhd	396,300	4,445
	Kobay Technology Bhd	16,000	9,055
	Kossan Rubber Industries Bhd	306,600	86,109
	KPJ Healthcare Bhd	381,500	95,860
	Kuala Lumpur Kepong Bhd	44,400	214,455
	LBS Bina Group Bhd	84,900	8,110
Ω	Lotte Chemical Titan Holding Bhd	122,400	34,356
	LPI Capital Bhd	34,600	93,750
	Magnum Bhd	186,600	46,486
	Mah Sing Group Bhd	278,300	37,816
	Malakoff Corp. Bhd	245,900	37,524
	Malayan Banking Bhd	201,100	390,794
*	Malayan Cement Bhd	19,800	10,941
	Malayan Flour Mills Bhd	89,300	14,733
	Malaysia Airports Holdings Bhd	32,600	51,596
	Malaysia Building Society Bhd	612,400	85,276
	Malaysia Smelting Corp. Bhd	63,100	28,434
	Malaysian Pacific Industries Bhd	11,500	73,560
	Malaysian Resources Corp. Bhd	536,400	36,812
	Matrix Concepts Holdings Bhd	186,650	59,864
	Maxis Bhd	107,600	106,294
	MBM Resources Bhd	15,600	12,571
	Media Prima Bhd	69,600	6,879
	Mega First Corp. Bhd	122,900	94,230
	MISC Bhd	49,200	80,628
	MKH Bhd	32,700	9,702
Ω	MR DIY Group M Bhd	214,600	76,196
*	Muhibbah Engineering M Bhd	69,150	10,420
	My EG Services Bhd	415,769	73,917
	Nestle Malaysia Bhd	3,600	109,401
	Nylex Malaysia Bhd	1,640	161
	Oriental Holdings Bhd	45,800	68,152
	OSK Holdings Bhd	140,700	30,617
#	PA Resources Bhd	116,900	7,500
	Padini Holdings Bhd	77,600	70,556
	Pantech Group Holdings Bhd	133,700	22,244

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Perak Transit Bhd	128,600	$30,328
	Petron Malaysia Refining & Marketing Bhd	9,400	9,295
	Petronas Chemicals Group Bhd	190,100	302,515
	Petronas Dagangan Bhd	28,000	142,285
	Petronas Gas Bhd	29,300	111,057
	PMB Technology Bhd	25,100	23,424
	PPB Group Bhd	33,500	122,137
	Press Metal Aluminium Holdings Bhd	169,900	196,876
	Public Bank Bhd	817,700	714,056
	QL Resources Bhd	116,100	147,112
	RCE Capital Bhd	48,600	20,493
	RHB Bank Bhd	141,942	174,598
	Sam Engineering & Equipment M Bhd	16,000	16,305
	Sarawak Oil Palms Bhd	85,000	47,375
	Scientex Bhd	145,600	111,449
	Sime Darby Bhd	244,900	119,330
	Sime Darby Plantation Bhd	209,000	201,159
	Sime Darby Property Bhd	603,500	63,771
	SKP Resources Bhd	181,200	52,968
	SP Setia Bhd Group	442,500	57,260
	Sports Toto Bhd	157,121	49,015
	Sunway Bhd	330,100	116,348
	Sunway Construction Group Bhd	48,800	19,188
	Supermax Corp. Bhd	329,800	64,494
	Syarikat Takaful Malaysia Keluarga Bhd	80,500	59,442
	Ta Ann Holdings Bhd	52,100	36,158
	TASCO Bhd	49,700	9,991
	Telekom Malaysia Bhd	70,246	78,263
	Tenaga Nasional Bhd	88,900	177,563
	Thong Guan Industries Bhd	32,000	16,398
	TIME dotCom Bhd	143,000	176,167
*	Top Glove Corp. Bhd	435,400	96,016
*	Tropicana Corp. Bhd	139,700	42,629
	TSH Resources Bhd	124,000	28,697
	Uchi Technologies Bhd	45,800	35,468
	UEM Sunrise Bhd	81,300	4,663
	UMW Holdings Bhd	72,600	63,057
	Unisem M Bhd	114,600	77,297
	United Plantations Bhd	18,000	66,845
	UOA Development Bhd	26,800	10,338
	UWC Bhd	62,100	44,878
*	Velesto Energy Bhd	797,000	41,420
	ViTrox Corp. Bhd	40,200	72,253
#	VS Industry Bhd	609,000	111,632
	WCT Holdings Bhd	117,700	11,630
	Wellcall Holdings Bhd	44,800	11,666
	Westports Holdings Bhd	89,900	71,306
*	Widad Group Bhd	158,500	16,363
	Yinson Holdings Bhd	126,040	74,110
	YTL Corp. Bhd	601,900	89,243
	YTL Power International Bhd	230,200	56,917

TOTAL MALAYSIA			11,515,002

MEXICO — (3.4%)
#	Alpek SAB de CV	103,368	109,522
*	Alsea SAB de CV	82,082	221,098
#	America Movil SAB de CV, ADR	100,860	2,167,481
	America Movil SAB de CV, Class B	681,816	735,305
	Arca Continental SAB de CV	25,120	239,960

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Axtel SAB de CV	59,792	$4,556
Ω	Banco del Bajio SA	136,509	448,867
	Becle SAB de CV	35,154	81,377
	Bolsa Mexicana de Valores SAB de CV	80,911	178,297
*	Cemex SAB de CV, Sponsored ADR	117,441	704,646
	Cia Minera Autlan SAB de CV, Class B	74,569	64,493
	Coca-Cola Femsa SAB de CV	32,739	271,169
	Consorcio ARA SAB de CV	105,588	22,610
	Corp. Inmobiliaria Vesta SAB de CV	72,456	228,900
	El Puerto de Liverpool SAB de CV, Class C1	23,558	144,759
	Fomento Economico Mexicano SAB de CV	46,546	452,736
	GCC SAB de CV	30,886	245,652
	Genomma Lab Internacional SAB de CV, Class B	185,230	153,813
	Gentera SAB de CV	248,530	273,142
	Gruma SAB de CV, Class B	27,363	429,693
	Grupo Aeroportuario del Centro Norte SAB de CV	47,697	523,249
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	3,691	655,411
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,441	25,622
	Grupo Aeroportuario del Sureste SAB de CV, ADR	1,120	320,678
	Grupo Aeroportuario del Sureste SAB de CV, Class B	3,811	109,176
	Grupo Bimbo SAB de CV, Class A	106,566	571,964
	Grupo Carso SAB de CV	23,634	134,158
	Grupo Comercial Chedraui SA de CV	44,282	261,808
#	Grupo Elektra SAB de CV	1,851	118,696
	Grupo Financiero Banorte SAB de CV, Class O	234,185	2,029,573
*	Grupo Financiero Inbursa SAB de CV, Class O	115,809	283,025
	Grupo Herdez SAB de CV	30,290	80,242
	Grupo Industrial Saltillo SAB de CV	47,090	81,192
	Grupo Mexico SAB de CV, Class B	215,141	1,052,162
	Grupo Rotoplas SAB de CV	33,751	47,118
	Grupo Televisa SAB, Sponsored ADR	25,711	130,098
	Grupo Televisa SAB	247,446	251,857
#* Ω	Grupo Traxion SAB de CV	77,207	148,449
*	Hoteles City Express SAB de CV	68,246	31,391
# *	Industrias Penoles SAB de CV	19,734	305,128
	Kimberly-Clark de Mexico SAB de CV, Class A	154,311	348,797
#	La Comer SAB de CV	92,356	201,874
	Megacable Holdings SAB de CV	187,919	511,304
* Ω	Nemak SAB de CV	486,059	113,813
	Operadora de Sites Mexicanos SA de CV, Class A	75,450	72,850
	Orbia Advance Corp. SAB de CV	203,525	468,641
	Promotora y Operadora de Infraestructura SAB de CV	41,894	435,985
	Qualitas Controladora SAB de CV	33,036	219,370
*	Vista Energy SAB de CV, ADR	12,243	256,124
	Wal-Mart de Mexico SAB de CV	148,352	597,963

TOTAL MEXICO			17,565,794

PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	1,995	10,773
	Credicorp Ltd.	2,583	349,945
	Intercorp Financial Services, Inc.	2,237	50,041

TOTAL PERU			410,759

PHILIPPINES — (1.0%)
*	8990 Holdings, Inc.	186,300	30,815
	Aboitiz Equity Ventures, Inc.	97,600	96,638
	Aboitiz Power Corp.	103,200	70,965
	ACEN Corp.	377,050	41,047

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	AllHome Corp.	182,000	$6,916
	Alliance Global Group, Inc.	406,800	101,493
*	Atlas Consolidated Mining & Development Corp.	193,200	15,379
	Ayala Corp.	8,790	101,810
	Ayala Land, Inc.	123,400	59,639
*	AyalaLand Logistics Holdings Corp.	199,500	10,312
	Bank of the Philippine Islands	134,548	261,708
	BDO Unibank, Inc.	169,716	442,372
*	Bloomberry Resorts Corp.	726,700	137,952
*	Cebu Air, Inc.	26,100	18,592
	Century Pacific Food, Inc.	168,300	78,627
	China Banking Corp.	18,400	11,216
*	Converge Information & Communications Technology Solutions, Inc.	342,900	73,222
	Cosco Capital, Inc.	304,100	26,634
	D&L Industries, Inc.	414,100	62,770
*	DITO CME Holdings Corp.	460,000	21,199
	DMCI Holdings, Inc.	555,800	98,613
	DoubleDragon Corp.	74,100	10,501
	Emperador, Inc.	70,100	26,453
	Filinvest Land, Inc.	820,000	11,707
	First Gen Corp.	64,400	18,408
	First Philippine Holdings Corp.	7,400	8,341
	Ginebra San Miguel, Inc.	6,640	17,795
	Global Ferronickel Holdings, Inc.	454,000	20,115
	Globe Telecom, Inc.	4,439	136,587
	GT Capital Holdings, Inc.	17,030	147,231
*	Integrated Micro-Electronics, Inc.	101,500	9,626
	International Container Terminal Services, Inc.	65,650	257,459
	JG Summit Holdings, Inc.	141,120	129,546
	Jollibee Foods Corp.	46,940	190,889
	LT Group, Inc.	446,600	81,972
	MacroAsia Corp.	129,600	11,072
	Manila Electric Co.	9,490	58,209
	Megaworld Corp.	2,427,000	87,830
	Metro Pacific Investments Corp.	1,137,000	90,997
	Metropolitan Bank & Trust Co.	262,600	278,177
Ω	Monde Nissin Corp.	139,400	23,569
	Nickel Asia Corp.	895,200	107,305
	Petron Corp.	604,000	37,133
	Philex Mining Corp.	244,200	13,730
*	Philippine National Bank	25,400	8,528
	PLDT, Inc., Sponsored ADR	7,460	161,211
	PLDT, Inc.	4,210	91,613
	Puregold Price Club, Inc.	209,400	123,443
	Robinsons Land Corp.	375,400	97,943
	Robinsons Retail Holdings, Inc.	103,990	102,276
	San Miguel Corp.	78,500	150,559
	San Miguel Food & Beverage, Inc.	101,180	86,184
	Security Bank Corp.	95,410	159,158
	Semirara Mining & Power Corp.	161,100	78,702
	Shell Pilipinas Corp.	73,700	22,599
	SM Investments Corp.	6,560	106,301
	SM Prime Holdings, Inc.	267,400	164,260
	Synergy Grid & Development Phils, Inc.	172,000	32,355
	Union Bank of the Philippines	65,764	98,491
	Universal Robina Corp.	39,300	104,584
	Vista Land & Lifescapes, Inc.	439,000	13,957
	Wilcon Depot, Inc.	166,300	87,022

TOTAL PHILIPPINES			5,231,757

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (1.3%)
*	11 bit studios SA	100	$15,063
	AB SA	1,467	17,862
	Action SA	2,386	10,347
*	Alior Bank SA	27,038	283,249
* Ω	Allegro.eu SA	4,256	33,547
	Alumetal SA	777	14,528
	Amica SA	943	16,983
*	AmRest Holdings SE	14,814	66,773
	Arctic Paper SA	6,617	31,064
	ASBISc Enterprises PLC	10,011	69,035
	Asseco Poland SA	12,187	247,262
	Asseco South Eastern Europe SA	1,022	12,749
	Auto Partner SA	13,593	60,545
	Bank Handlowy w Warszawie SA	5,621	121,419
*	Bank Millennium SA	106,606	126,522
*	Bank Ochrony Srodowiska SA	4,752	11,277
	Bank Polska Kasa Opieki SA	10,875	251,616
*	Benefit Systems SA	360	101,870
*	BNPP Bank Polska SA	242	3,068
	Boryszew SA	16,052	29,524
	Budimex SA	1,891	166,654
	Bumech SA	1,370	11,295
*	CCC SA	6,029	64,984
	CD Projekt SA	4,305	117,469
	Celon Pharma SA	1,503	5,031
*	CI Games SA	33,347	36,481
	Cognor Holding SA	53,555	134,123
	ComArch SA	700	25,978
	Cyfrowy Polsat SA	28,997	121,607
	Develia SA	46,707	40,585
* Ω	Dino Polska SA	2,560	261,077
	Dom Development SA	1,357	44,336
	Echo Investment SA	14,488	13,668
*	Enea SA	50,413	81,524
*	Eurocash SA	14,818	67,583
*	Grenevia SA	89,097	71,047
*	Grupa Azoty SA	15,099	116,728
	Grupa Kety SA	1,569	213,928
	ING Bank Slaski SA	2,636	100,262
	Inter Cars SA	1,448	179,247
*	Jastrzebska Spolka Weglowa SA	10,735	111,102
*	Kernel Holding SA	6,999	30,507
	KGHM Polska Miedz SA	10,313	296,659
	KRUK SA.	2,048	184,894
	LiveChat Software SA	2,478	82,767
	LPP SA	103	296,917
	Lubelski Wegiel Bogdanka SA	3,626	33,865
*	mBank SA	860	71,989
	Mirbud SA	9,339	18,624
	Mo-BRUK SA	463	32,335
	Neuca SA	374	60,669
	Orange Polska SA	60,301	105,061
*	Pepco Group NV	17,615	168,918
*	PGE Polska Grupa Energetyczna SA	82,249	136,249
*	PKP Cargo SA	6,678	25,410
	PlayWay SA	109	11,009
*	Polimex-Mostostal SA	11,462	12,196
	Polski Koncern Naftowy Orlen SA	36,009	549,365
	Powszechna Kasa Oszczednosci Bank Polski SA	35,604	275,292

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Powszechny Zaklad Ubezpieczen SA	38,314	$352,983
	Santander Bank Polska SA	1,649	134,128
*	Selvita SA	2,243	40,444
	Stalexport Autostrady SA	14,168	8,560
*	Tauron Polska Energia SA	173,952	86,618
	TEN Square Games SA	581	11,463
	Tim SA	1,511	17,825
	Torpol SA	2,839	12,293
	Votum SA	1,901	21,675
	Warsaw Stock Exchange	4,922	42,780
	Wirtualna Polska Holding SA	3,330	92,828
Ω	XTB SA	6,984	67,120
*	Zespol Elektrowni Patnow Adamow Konin SA	2,547	14,094

TOTAL POLAND			6,804,549

QATAR — (1.3%)
	Aamal Co.	324,925	73,667
	Al Khaleej Takaful Group QSC	35,655	22,474
	Al Meera Consumer Goods Co. QSC	21,215	84,924
	Alijarah Holding Co. QPSC	53,449	10,555
*	Baladna	169,124	64,312
	Barwa Real Estate Co.	205,051	141,599
	Commercial Bank PSQC	299,683	485,973
	Doha Bank QPSC	464,068	198,164
	Doha Insurance Co. QSC	19,125	10,133
*	Estithmar Holding QPSC	53,496	31,598
	Gulf International Services QSC	216,979	125,789
	Gulf Warehousing Co.	86,700	86,654
	Industries Qatar QSC	88,532	311,955
*	Lesha Bank LLC.	238,857	65,531
	Mannai Corp. QSC	43,427	63,751
	Masraf Al Rayan QSC	379,360	267,727
*	Mazaya Real Estate Development QPSC	75,971	11,752
	Medicare Group	38,026	62,834
	Mesaieed Petrochemical Holding Co.	217,248	118,859
	Ooredoo QPSC	108,091	294,147
	Qatar Aluminum Manufacturing Co.	453,518	193,113
	Qatar Electricity & Water Co. QSC	32,939	151,431
	Qatar Fuel QSC	52,679	240,470
	Qatar Gas Transport Co. Ltd.	407,252	444,244
	Qatar Industrial Manufacturing Co. QSC	43,663	34,932
*	Qatar Insurance Co. SAQ	344,087	165,243
	Qatar International Islamic Bank QSC	67,827	185,433
	Qatar Islamic Bank SAQ	76,234	376,773
	Qatar Islamic Insurance Group	6,853	16,088
	Qatar National Bank QPSC	357,229	1,512,631
	Qatar National Cement Co. QSC	77,708	85,137
	Qatar Navigation QSC	104,997	261,425
*	Salam International Investment Ltd. QSC	162,465	24,191
	United Development Co. QSC	382,354	118,228
	Vodafone Qatar QSC	495,323	233,909
	Zad Holding Co.	3,551	14,362

TOTAL QATAR			6,590,008

RUSSIA — (0.0%)
* ††	Etalon Group PLC, GDR	13,659	0
* ††	Gazprom PJSC, Sponsored ADR	146,620	0
* ††	Globaltrans Investment PLC, GDR	3,781	0

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
* ††	Lukoil PJSC, Sponsored ADR	14,097	$0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	3,184	0
* ††	MMC Norilsk Nickel PJSC, ADR	12,635	0
* ††	Mobile TeleSystems PJSC, ADR	18,324	0
* ††	Novatek PJSC, GDR	828	0
* ††	Novolipetsk Steel PJSC, GDR	4,909	0
* ††	PhosAgro PJSC, GDR	4,572	0
* ††	PhosAgro PJSC	29	0
* ††	Polyus PJSC, GDR	1,516	0
* ††	Ros Agro PLC, GDR	909	0
* ††	Rosneft Oil Co. PJSC, GDR	21,620	0
* ††	Rostelecom PJSC, Sponsored ADR	1,387	0
* ††	RusHydro PJSC, ADR	12,112	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	96,975	0
* ††	Severstal PAO, GDR	4,377	0
* ††	Tatneft PJSC, Sponsored ADR	7,288	0
* ††	VTB Bank PJSC, GDR	49,902	0
* ††	X5 Retail Group NV, GDR	3,692	0

SAUDI ARABIA — (5.2%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	3,095	21,873
	Abdullah Al Othaim Markets Co.	7,164	274,660
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	1,404	11,759
	ACWA Power Co.	3,765	158,381
	Advanced Petrochemical Co.	19,996	255,352
*	Al Alamiya for Cooperative Insurance Co.	3,797	14,359
	Al Babtain Power & Telecommunication Co.	3,832	27,126
*	Al Gassim Investment Holding Co.	2,452	18,059
	Al Hammadi Holding	7,232	108,711
*	Al Hassan Ghazi Ibrahim Shaker Co.	7,417	41,793
	Al Jouf Agricultural Development Co.	2,202	31,321
*	Al Jouf Cement Co.	10,046	34,310
*	Al Khaleej Training & Education Co.	7,024	34,642
	Al Moammar Information Systems Co.	1,584	51,948
	Al Rajhi Bank	105,354	2,174,501
*	Al Rajhi Co. for Co-operative Insurance	2,584	71,332
	Al Yamamah Steel Industries Co.	6,531	42,842
*	AlAbdullatif Industrial Investment Co.	6,507	33,984
	Alamar Foods	1,310	48,328
	Alandalus Property Co.	6,804	33,482
	Alaseel Co.	3,390	37,034
*	Aldrees Petroleum & Transport Services Co.	6,668	179,203
*	Al-Etihad Cooperative Insurance Co.	5,951	29,025
	Alinma Bank	68,116	579,890
*	AlJazira Takaful Ta’awuni Co.	5,911	29,228
	AlKhorayef Water & Power Technologies Co.	1,178	44,855
*	Allianz Saudi Fransi Cooperative Insurance Co.	9,029	38,313
	Almarai Co. JSC	19,247	303,627
	Almunajem Foods Co.	3,009	50,482
	Alujain Corp.	3,142	33,665
	Arab National Bank	57,035	418,217
*	Arab Sea Information Systems Co.	861	18,877
	Arabian Cement Co.	11,248	106,485
	Arabian Centres Co. Ltd.	14,099	81,801
	Arabian Contracting Services Co.	2,480	83,455
	Arabian Internet & Communications Services Co.	2,581	193,202
	Arriyadh Development Co.	18,711	101,235
	Astra Industrial Group	7,112	128,050
	Ataa Educational Co.	72	1,309
*	Bank AlBilad	38,515	429,272

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Bank Al-Jazira	65,225	$341,290
	Banque Saudi Fransi	42,633	442,367
*	Basic Chemical Industries Ltd.	1,463	14,125
	Bawan Co.	6,695	52,090
	BinDawood Holding Co.	2,912	53,338
	Bupa Arabia for Cooperative Insurance Co.	5,029	237,211
*	Buruj Cooperative Insurance Co.	1,991	9,841
	City Cement Co.	10,592	61,801
*	Co. for Cooperative Insurance	12,112	333,658
	Dallah Healthcare Co.	5,589	254,644
*	Dar Al Arkan Real Estate Development Co.	66,273	286,084
	Dr Sulaiman Al Habib Medical Services Group Co.	7,026	539,708
*	Dur Hospitality Co.	12,590	93,499
	Eastern Province Cement Co.	8,714	99,109
*	Electrical Industries Co.	4,012	41,531
*	Emaar Economic City	90,999	235,930
	Etihad Etisalat Co.	65,561	808,594
*	Fawaz Abdulaziz Al Hokair & Co.	12,521	53,860
*	Fitaihi Holding Group	2,815	23,921
	Gulf Insurance Group	4,890	35,932
	Hail Cement Co.	12,394	40,535
	Halwani Brothers Co.	2,106	32,581
*	Herfy Food Services Co.	6,415	60,972
	Jarir Marketing Co.	6,581	287,086
*	Jazan Energy & Development Co.	4,153	16,928
	L’Azurde Co. for Jewelry	3,842	15,252
	Leejam Sports Co. JSC	4,485	142,978
	Maharah Human Resources Co.	4,015	67,526
*	Malath Cooperative Insurance Co.	4,401	17,456
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	11,110	26,417
*	Methanol Chemicals Co.	12,476	83,938
*	Middle East Healthcare Co.	1,650	17,163
	Middle East Paper Co.	7,554	65,647
*	Mobile Telecommunications Co. Saudi Arabia	129,860	520,091
	Mouwasat Medical Services Co.	4,042	267,139
	Najran Cement Co.	15,582	59,608
*	Nama Chemicals Co.	4,507	43,162
*	National Agriculture Development Co.	12,798	100,756
	National Co. for Glass Industries	4,519	41,773
	National Co. for Learning & Education	1,736	51,609
	National Gas & Industrialization Co.	4,796	78,952
	National Gypsum	2,758	18,354
*	National Industrialization Co.	67,157	246,316
	National Medical Care Co.	3,801	96,430
*	National Metal Manufacturing & Casting Co.	2,983	15,816
	Nayifat Finance Co.	8,197	42,039
	Northern Region Cement Co.	13,960	44,754
	Qassim Cement Co.	5,090	93,655
*	Rabigh Refining & Petrochemical Co.	68,366	203,791
	Riyad Bank	93,832	756,793
	SABIC Agri-Nutrients Co.	25,044	900,460
	Sahara International Petrochemical Co.	59,882	624,386
	Saudi Airlines Catering Co.	7,526	191,262
*	Saudi Arabian Mining Co.	62,228	1,164,086
Ω	Saudi Arabian Oil Co.	136,357	1,314,353
	Saudi Automotive Services Co.	4,424	46,001
	Saudi Basic Industries Corp.	47,222	1,168,398
	Saudi British Bank	56,477	548,320
	Saudi Cement Co.	14,999	225,488

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Ceramic Co.	9,878	$84,850
	Saudi Chemical Co. Holding	10,557	85,021
*	Saudi Co. For Hardware CJSC	3,117	26,507
	Saudi Electricity Co.	49,191	318,898
*	Saudi Ground Services Co.	13,740	95,229
	Saudi Industrial Investment Group	29,140	198,723
	Saudi Industrial Services Co.	8,371	61,539
	Saudi Investment Bank	48,111	211,150
*	Saudi Kayan Petrochemical Co.	119,409	405,366
*	Saudi Marketing Co.	4,184	30,119
	Saudi National Bank	86,804	1,139,273
*	Saudi Paper Manufacturing Co.	2,732	22,223
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	10,857	74,493
*	Saudi Printing & Packaging Co.	3,811	18,726
*	Saudi Public Transport Co.	11,177	54,906
*	Saudi Real Estate Co.	20,491	75,710
*	Saudi Reinsurance Co.	11,247	49,055
*	Saudi Research & Media Group	5,754	323,556
*	Saudi Steel Pipe Co.	3,936	24,959
	Saudi Tadawul Group Holding Co.	1,024	45,959
	Saudi Telecom Co.	119,598	1,439,478
*	Saudi Vitrified Clay Pipe Co. Ltd.	1,786	21,777
	Saudia Dairy & Foodstuff Co.	2,242	166,724
	Savola Group	50,968	434,144
*	Seera Group Holding	31,441	208,837
*	Sinad Holding Co.	12,657	41,568
	Southern Province Cement Co.	14,563	204,725
	Tabuk Cement Co.	9,287	38,681
*	Takween Advanced Industries Co.	3,232	8,600
	Tanmiah Food Co.	737	28,420
	Theeb Rent A Car Co.	1,577	32,341
	Umm Al-Qura Cement Co.	6,178	28,924
	United Electronics Co.	7,284	149,406
	United International Transportation Co.	8,624	137,391
	United Wire Factories Co.	3,177	23,282
*	Walaa Cooperative Insurance Co.	6,434	24,992
	Yamama Cement Co.	21,521	189,170
	Yanbu Cement Co.	12,846	123,081
	Yanbu National Petrochemical Co.	27,149	325,948
	Zahrat Al Waha For Trading Co.	678	6,697
*	Zamil Industrial Investment Co.	9,469	46,262

TOTAL SAUDI ARABIA			27,159,502

SOUTH AFRICA — (4.8%)
	Absa Group Ltd.	94,104	915,422
	Adcock Ingram Holdings Ltd.	14,986	41,102
	Advtech Ltd.	124,530	125,004
	AECI Ltd.	26,998	127,534
	African Rainbow Minerals Ltd.	17,053	214,226
	Afrimat Ltd.	14,643	42,728
	Alexander Forbes Group Holdings Ltd.	90,998	24,469
	Altron Ltd., Class A	16,149	7,729
	Anglo American Platinum Ltd.	4,703	278,834
#	AngloGold Ashanti Ltd., Sponsored ADR	30,749	817,308
*	ArcelorMittal South Africa Ltd.	34,675	7,298
	Aspen Pharmacare Holdings Ltd.	40,956	409,921
	Astral Foods Ltd.	11,016	101,255
*	Aveng Ltd.	15,616	9,078
	AVI Ltd.	55,993	208,968

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Barloworld Ltd.	43,140	$214,062
	Bid Corp. Ltd.	25,109	572,036
	Bidvest Group Ltd.	30,205	413,755
*	Blue Label Telecoms Ltd.	144,432	35,635
	Capitec Bank Holdings Ltd.	2,784	242,678
	Cashbuild Ltd.	3,765	36,488
	Caxton & CTP Publishers & Printers Ltd.	20,139	11,002
	City Lodge Hotels Ltd.	47,035	10,285
	Clicks Group Ltd.	28,328	413,624
	Coronation Fund Managers Ltd.	45,339	74,394
	Curro Holdings Ltd.	25,363	11,245
	DataTec Ltd.	46,004	91,485
Ω	Dis-Chem Pharmacies Ltd.	72,853	106,142
*	Discovery Ltd.	40,775	320,742
	DRDGOLD Ltd.	99,134	106,042
	Exxaro Resources Ltd.	28,158	295,865
	Famous Brands Ltd.	13,697	49,011
	FirstRand Ltd.	407,207	1,435,108
	Foschini Group Ltd.	91,982	476,954
	Gold Fields Ltd., Sponsored ADR	92,937	1,446,100
	Grindrod Ltd.	136,747	73,476
	Harmony Gold Mining Co. Ltd.	14,484	67,850
	Harmony Gold Mining Co. Ltd., Sponsored ADR	122,291	563,762
	Hudaco Industries Ltd.	5,877	49,491
	Impala Platinum Holdings Ltd.	101,823	991,328
	Investec Ltd.	29,726	163,459
	Invicta Holdings Ltd.	5,930	9,243
	Italtile Ltd.	91,479	61,839
	JSE Ltd.	13,932	73,319
	KAP Ltd.	794,852	132,314
	Kumba Iron Ore Ltd.	7,550	183,591
	Lewis Group Ltd.	6,515	13,513
	Life Healthcare Group Holdings Ltd.	329,754	374,201
	Merafe Resources Ltd.	305,519	19,880
*	Metair Investments Ltd.	44,283	59,373
	Momentum Metropolitan Holdings	365,605	370,392
	Motus Holdings Ltd.	37,699	195,792
	Mpact Ltd.	18,342	28,048
	Mr Price Group Ltd.	49,944	410,902
	MTN Group Ltd.	191,668	1,346,239
	MultiChoice Group	63,404	396,667
	Naspers Ltd., Class N	2,148	382,906
	Nedbank Group Ltd.	59,895	691,951
	NEPI Rockcastle NV	43,901	265,005
	Netcare Ltd.	239,861	209,475
	Ninety One Ltd.	35,212	79,636
	Oceana Group Ltd.	21,975	80,527
	Old Mutual Ltd.	511,886	325,612
	Omnia Holdings Ltd.	48,159	151,622
Ω	Pepkor Holdings Ltd.	281,874	261,292
	Pick n Pay Stores Ltd.	55,904	132,625
*	PPC Ltd.	164,292	25,551
	PSG Konsult Ltd.	161,130	115,535
	Raubex Group Ltd.	27,079	39,100
	Reunert Ltd.	41,494	133,816
	Royal Bafokeng Platinum Ltd.	26,544	208,281
	Sanlam Ltd.	133,947	413,471
	Santam Ltd.	7,345	114,181
	Sappi Ltd.	157,205	357,619

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Sasol Ltd.	64,243	$836,578
	Shoprite Holdings Ltd.	38,652	471,709
	Sibanye Stillwater Ltd.	193,474	427,739
#	Sibanye Stillwater Ltd., ADR	56,431	505,057
*	Southern Sun Ltd.	157,268	38,432
	SPAR Group Ltd.	36,948	283,859
	Stadio Holdings Ltd.	45,933	11,298
	Standard Bank Group Ltd.	95,882	898,964
	Sun International Ltd.	42,558	95,434
	Super Group Ltd.	102,813	180,133
*	Telkom SA SOC Ltd.	74,993	136,164
	Thungela Resources Ltd.	29,079	272,576
	Tiger Brands Ltd.	34,675	375,677
	Transaction Capital Ltd.	112,146	74,607
	Truworths International Ltd.	69,449	206,847
	Tsogo Sun Gaming Ltd.	79,163	52,908
	Vodacom Group Ltd.	34,763	238,278
*	Wilson Bayly Holmes-Ovcon Ltd.	11,382	67,439
	Woolworths Holdings Ltd.	111,463	396,872
*	Zeda Ltd.	43,140	28,663

TOTAL SOUTH AFRICA			24,865,647

SOUTH KOREA — (16.7%)
	ABOV Semiconductor Co. Ltd.	2,046	15,384
*	ADTechnology Co. Ltd.	1,694	23,103
	Advanced Nano Products Co. Ltd.	189	21,188
	Advanced Process Systems Corp.	2,207	33,664
	Aekyung Chemical Co. Ltd.	2,611	29,673
	Aekyung Industrial Co. Ltd.	582	9,382
*	AeroSpace Technology of Korea, Inc.	1,767	5,270
	AfreecaTV Co. Ltd.	1,140	66,456
*	Agabang&Company	2,509	6,340
	Ahnlab, Inc.	490	22,414
	AJ Networks Co. Ltd.	4,633	16,367
*	Ajin Industrial Co. Ltd.	6,722	20,107
	AK Holdings, Inc.	670	9,652
*	Alteogen, Inc.	1,275	41,748
*	ALUKO Co. Ltd.	6,645	15,667
*	Amicogen, Inc.	830	10,553
*	Aminologics Co. Ltd.	6,820	8,995
*	Amo Greentech Co. Ltd.	1,794	21,121
	Amorepacific Corp.	845	78,181
	Amorepacific Group	2,323	63,689
*	Amotech Co. Ltd.	478	5,892
*	Anam Electronics Co. Ltd.	6,817	10,290
*	Ananti, Inc.	14,100	66,482
*	Anapass, Inc.	872	11,977
*	Anterogen Co. Ltd.	349	4,933
*	Aprogen Biologics	96,635	27,309
*	Aprogen, Inc.	28,431	27,253
*	APS, Inc.	1,545	13,048
*	APTC Co. Ltd.	2,186	19,078
	Asia Cement Co. Ltd.	4,821	38,620
	ASIA Holdings Co. Ltd.	108	11,206
	Asia Pacific Satellite, Inc.	1,665	21,129
	Asia Paper Manufacturing Co. Ltd.	937	24,647
	Atinum Investment Co. Ltd.	13,565	26,731
	AUK Corp.	4,205	6,856
	Avaco Co. Ltd.	1,340	17,029

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Baiksan Co. Ltd.	3,564	$21,243
	BGF Co. Ltd.	7,049	21,779
	BGF retail Co. Ltd.	722	100,729
	BH Co. Ltd.	4,862	84,284
*	Binex Co. Ltd.	4,432	30,958
	Binggrae Co. Ltd.	1,197	39,843
*	Bioneer Corp.	1,227	53,563
*	BNC Korea Co. Ltd.	5,682	16,443
	BNK Financial Group, Inc.	29,850	148,501
	Boditech Med, Inc.	2,266	19,618
*	Bohae Brewery Co. Ltd.	13,362	5,972
	BoKwang Industry Co. Ltd.	3,237	16,464
	Boryung	4,979	32,388
*	Bukwang Pharmaceutical Co. Ltd.	2,964	17,782
	BYC Co. Ltd.	61	21,379
	Byucksan Corp.	7,190	11,298
*	Cafe24 Corp.	703	4,667
*	CammSys Corp.	13,155	16,531
	Caregen Co. Ltd.	128	20,422
	Cell Biotech Co. Ltd.	725	7,281
	Celltrion Healthcare Co. Ltd.	1,485	77,407
*	Celltrion Pharm, Inc.	1,332	81,650
	Celltrion, Inc.	5,430	654,258
*	Cellumed Co. Ltd.	2,172	8,737
*	Chabiotech Co. Ltd.	3,774	36,772
	Cheil Worldwide, Inc.	11,186	154,793
	Chemtronics Co. Ltd.	2,042	33,952
	* ChinHung International, Inc.	25,556	23,785
	Chinyang Holdings Corp.	6,415	15,450
	Chips&Media, Inc.	1,531	24,752
*	Choa Pharmaceutical Co.	4,806	7,750
*	Choil Aluminum Co. Ltd.	12,480	28,222
	Chong Kun Dang Pharmaceutical Corp.	987	62,550
	Chongkundang Holdings Corp.	376	14,266
*	Chorokbaem Media Co. Ltd.	3,355	22,573
	Chosun Refractories Co. Ltd.	1,660	12,231
	Chunbo Co. Ltd.	228	33,210
*	CJ CGV Co. Ltd.	3,034	34,824
*	CJ CheilJedang Corp.	1,457	337,395
	CJ Corp.	2,747	188,089
*	CJ ENM Co. Ltd.	2,370	141,505
	CJ Freshway Corp.	1,512	32,226
	CJ Logistics Corp.	1,842	106,392
*	CJ Seafood Corp.	3,549	8,618
*	CMG Pharmaceutical Co. Ltd.	3,550	5,716
*	CoAsia Corp.	1,334	8,288
*	Com2uS Holdings Corp.	603	19,685
	Com2uSCorp.	2,002	103,062
*	Connectwave Co. Ltd.	897	10,019
*	ContentreeJoongAng Corp.	386	7,061
*	Coreana Cosmetics Co. Ltd.	3,128	6,913
*	Corentec Co. Ltd.	1,315	11,398
*	COSMAX NBT, Inc.	2,200	7,071
*	Cosmax, Inc.	1,405	81,305
*	CosmoAM&T Co. Ltd.	1,063	139,485
*	Cosmochemical Co. Ltd.	2,246	98,406
	Coway Co. Ltd.	8,929	327,841
	Cowell Fashion Co. Ltd.	5,701	18,797
	Cowintech Co. Ltd.	849	19,768

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Creas F&C Co. Ltd.	302	$4,094
*	Creative & Innovative System	1,792	16,850
	Creverse, Inc.	731	9,764
*	CrystalGenomics, Inc.	8,327	18,808
	CS Wind Corp.	473	26,778
*	CTC BIO, Inc.	2,105	15,310
*	CTR Mobility Co. Ltd.	965	12,024
	Cuckoo Holdings Co. Ltd.	1,504	17,344
	Cuckoo Homesys Co. Ltd.	2,287	43,649
*	Curexo, Inc.	1,919	15,025
	Cymechs, Inc.	857	8,001
	D.I Corp.	1,543	7,822
	Dae Han Flour Mills Co. Ltd.	235	25,011
	Dae Won Kang Up Co. Ltd.	3,957	12,031
*	Daea TI Co. Ltd.	4,923	11,170
*	Daebo Magnetic Co. Ltd.	791	36,832
*	Daechang Co. Ltd.	11,506	12,209
	Daedong Corp.	3,563	28,272
	Daeduck Co. Ltd.	7,633	36,397
	Daeduck Electronics Co. Ltd.	7,260	117,716
	Daehan Steel Co. Ltd.	4,106	40,564
*	Dae-Il Corp.	2,682	10,104
	Daejoo Electronic Materials Co. Ltd.	890	65,780
	Daejung Chemicals & Metals Co. Ltd.	664	7,995
*	Daemyung Sonoseason Co. Ltd.	12,188	6,239
	Daesang Corp.	5,902	85,934
	Daesang Holdings Co. Ltd.	1,402	8,074
	Daesung Energy Co. Ltd.	2,796	17,607
	Daesung Holdings Co. Ltd.	169	4,299
*	Daesung Industrial Co. Ltd.	3,351	10,008
*	Daewon Cable Co. Ltd.	8,237	7,144
	Daewon Media Co. Ltd.	1,970	22,437
	Daewon Pharmaceutical Co. Ltd.	2,308	25,530
*	Daewoo Engineering & Construction Co. Ltd.	36,466	115,313
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	2,632	53,245
	Daewoong Co. Ltd.	3,816	42,683
	Daewoong Pharmaceutical Co. Ltd.	707	58,473
	Daihan Pharmaceutical Co. Ltd.	1,266	26,494
	Daishin Securities Co. Ltd.	4,824	48,542
*	Daiyang Metal Co. Ltd.	3,432	9,899
*	Danal Co. Ltd.	10,018	31,014
	Daol Investment & Securities Co. Ltd.	6,517	16,313
	Daou Data Corp.	1,553	20,212
	Daou Technology, Inc.	6,328	90,775
*	Dasan Networks, Inc.	6,308	16,825
*	Dawonsys Co. Ltd.	3,989	36,531
	DB Financial Investment Co. Ltd.	5,036	15,235
	DB HiTek Co. Ltd.	6,566	298,950
	DB Insurance Co. Ltd.	7,561	475,296
*	DB, Inc.	20,648	28,022
	DCM Corp.	1,038	11,186
	Dentium Co. Ltd.	1,195	128,995
	Deutsch Motors, Inc.	5,727	25,119
*	Development Advance Solution Co. Ltd.	3,212	10,234
	Device ENG Co. Ltd.	430	5,656
*	Devsisters Co. Ltd.	803	34,779
	DGB Financial Group, Inc.	39,132	200,673
	DI Dong Il Corp.	4,211	65,711
	Digital Daesung Co. Ltd.	1,448	6,672

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	DIO Corp.	1,064	$23,742
	Display Tech Co. Ltd.	1,563	8,114
	DL Construction Co. Ltd.	2,405	24,514
	DL Holdings Co. Ltd.	2,985	110,604
	DMS Co. Ltd.	7,061	33,300
	DNF Co. Ltd.	899	11,251
	Dohwa Engineering Co. Ltd.	3,144	19,309
	Dong A Eltek Co. Ltd.	1,462	10,352
	Dong-A Hwasung Co. Ltd.	2,008	13,775
	Dong-A Socio Holdings Co. Ltd.	876	54,216
	Dong-A ST Co. Ltd.	1,270	52,019
	Dong-Ah Geological Engineering Co. Ltd.	1,286	11,847
*	Dongbang Transport Logistics Co. Ltd.	11,025	17,936
	Dongbu Corp.	1,817	9,578
	Dongil Industries Co. Ltd.	218	35,855
#	Dongjin Semichem Co. Ltd.	3,991	88,458
	Dongkoo Bio & Pharma Co. Ltd.	2,187	9,802
	DongKook Pharmaceutical Co. Ltd.	4,201	47,464
	Dongkuk Industries Co. Ltd.	9,973	53,898
	Dongkuk Steel Mill Co. Ltd.	20,369	182,568
*	Dongkuk Structures & Construction Co. Ltd.	2,952	9,752
	Dongsuh Cos., Inc.	2,254	32,413
	Dongsung Chemical Co. Ltd.	7,931	27,438
	Dongsung Finetec Co. Ltd.	3,745	31,665
*	Dongsung Pharmaceutical Co. Ltd.	2,125	9,408
*	Dongwha Enterprise Co. Ltd.	1,018	37,805
	Dongwha Pharm Co. Ltd.	5,228	32,831
	Dongwon Development Co. Ltd.	5,702	15,006
	Dongwon F&B Co. Ltd.	2,160	49,415
	Dongwon Industries Co. Ltd.	1,105	38,399
	Dongwon Systems Corp.	444	14,281
	Dongyang E&P, Inc.	917	10,965
*	Dongyang Steel Pipe Co. Ltd.	12,368	9,922
	Doosan Bobcat, Inc.	8,575	328,993
	Doosan Co. Ltd.	490	34,266
*	Doosan Enerbility Co. Ltd.	11,707	146,688
*	Doosan Fuel Cell Co. Ltd.	1,508	33,875
	Doosan Tesna, Inc.	1,089	29,194
	DoubleUGames Co. Ltd.	1,548	52,532
	Douzone Bizon Co. Ltd.	1,631	37,247
*	Dream Security Co. Ltd.	3,419	7,514
	Dreamtech Co. Ltd.	4,055	29,285
*	DSK Co. Ltd.	1,675	6,375
*	Duck Yang Industry Co. Ltd.	3,747	15,992
*	Duk San Neolux Co. Ltd.	1,056	34,442
*	Duksan Hi-Metal Co. Ltd.	4,008	16,952
	DY Corp.	2,172	8,895
	DY POWER Corp.	1,713	15,088
*	E Investment&Development Co. Ltd.	12,639	25,948
*	E& Corp. Co. Ltd.	3,431	6,891
	E1 Corp.	269	9,578
	Easy Holdings Co. Ltd.	8,326	19,619
	eBEST Investment & Securities Co. Ltd.	4,090	13,244
	Echo Marketing, Inc.	2,360	19,677
	Ecoplastic Corp.	7,448	34,369
#	Ecopro BM Co. Ltd.	3,900	783,157
#	Ecopro Co. Ltd.	1,409	774,131
	Ecopro HN Co. Ltd.	2,161	108,473
	Elentec Co. Ltd.	4,594	44,743

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	E-MART, Inc.	2,095	$153,223
#	EM-Tech Co. Ltd.	2,605	53,638
	ENF Technology Co. Ltd.	3,819	59,217
*	Enzychem Lifesciences Corp.	11,358	15,295
	Eo Technics Co. Ltd.	1,623	106,254
	Estechpharma Co. Ltd.	1,259	7,100
*	ESTsoft Corp.	1,446	12,208
*	Eubiologics Co. Ltd.	1,567	8,461
	Eugene Corp.	11,560	28,905
	Eugene Investment & Securities Co. Ltd.	11,264	21,320
	Eugene Technology Co. Ltd.	2,814	61,078
	Eusu Holdings Co. Ltd.	1,834	9,290
*	E-World	6,540	7,125
	Exicon Co. Ltd.	875	6,137
	F&F Co. Ltd.	1,855	196,277
	F&F Holdings Co. Ltd.	1,075	17,175
	FarmStory Co. Ltd.	9,682	14,096
	Fila Holdings Corp.	4,618	126,841
*	Fine M-Tec Co. Ltd.	2,190	16,296
	Fine Semitech Corp.	1,154	19,019
*	Fine Technix Co. Ltd.	1,191	1,982
*	Flask Co. Ltd.	16,391	14,233
#	Foosung Co. Ltd.	10,964	111,189
	Fursys, Inc.	253	5,457
	Gabia, Inc.	1,031	9,016
*	GAEASOFT	3,256	17,734
	GC Cell Corp.	307	9,854
*	GemVax & Kael Co. Ltd.	1,307	13,630
	Gemvaxlink Co. Ltd.	9,824	10,640
*	GeneOne Life Science, Inc.	4,449	20,037
*	Genexine, Inc.	3,195	28,997
*	Genie Music Corp.	4,275	12,183
*	GENOLUTION, Inc.	2,468	10,187
	Genoray Co. Ltd.	1,796	10,545
	Geumhwa PSC Co. Ltd.	926	20,679
	Global Standard Technology Co. Ltd.	1,683	32,178
	Golfzon Co. Ltd.	707	59,161
	Golfzon Newdin Holdings Co. Ltd.	3,368	13,494
	Gradiant Corp.	2,575	27,423
*	Grand Korea Leisure Co. Ltd.	2,763	37,939
	Green Chemical Co. Ltd.	1,569	12,462
	Green Cross Corp.	1,155	107,020
	Green Cross Holdings Corp.	4,228	49,437
	GS Engineering & Construction Corp.	6,143	99,687
*	GS Global Corp.	13,382	31,000
	GS Holdings Corp.	9,015	267,850
	GS Retail Co. Ltd.	6,494	129,356
	Gwangju Shinsegae Co. Ltd.	360	8,879
	HAESUNG DS Co. Ltd.	2,562	89,875
	Haesung Industrial Co. Ltd.	1,991	13,801
	Han Kuk Carbon Co. Ltd.	3,712	31,890
	Hana Financial Group, Inc.	29,758	935,105
	Hana Materials, Inc.	1,268	40,632
#	Hana Micron, Inc.	7,375	84,696
	Hana Pharm Co. Ltd.	1,119	12,182
*	Hanall Biopharma Co. Ltd.	2,206	33,930
	HanChang Paper Co. Ltd.	6,977	7,085
*	Hancom, Inc.	3,601	38,298
	Handok, Inc.	1,224	14,011

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Handsome Co. Ltd.	3,159	$59,039
	Hanil Cement Co. Ltd.	3,710	34,739
	Hanil Holdings Co. Ltd.	2,139	18,022
	Hanil Hyundai Cement Co. Ltd.	432	5,564
	Hanjin Kal Corp.	647	19,157
	Hanjin Transportation Co. Ltd.	1,464	21,821
	Hankook Shell Oil Co. Ltd.	110	18,961
	Hankook Tire & Technology Co. Ltd.	7,643	197,395
	Hanmi Pharm Co. Ltd.	633	152,980
	Hanmi Science Co. Ltd.	412	13,513
	Hanmi Semiconductor Co. Ltd.	6,865	106,257
	HanmiGlobal Co. Ltd.	1,255	33,873
	Hannong Chemicals, Inc.	1,442	22,523
	Hanon Systems	25,675	176,494
*	Hans Biomed Corp.	1,029	11,581
#	Hansae Co. Ltd.	3,343	42,506
	Hansae Yes24 Holdings Co. Ltd.	1,558	5,330
	Hanshin Machinery Co.	5,550	25,021
	Hansol Chemical Co. Ltd.	1,109	184,850
	Hansol Holdings Co. Ltd.	4,690	10,883
*	Hansol HomeDeco Co. Ltd.	11,054	8,544
*	Hansol IONES Co. Ltd.	2,896	17,082
	Hansol Logistics Co. Ltd.	5,508	12,222
	Hansol Paper Co. Ltd.	5,114	43,485
	Hansol Technics Co. Ltd.	7,244	31,788
	Hanssem Co. Ltd.	1,124	37,597
	Hanwha Aerospace Co. Ltd.	2,868	220,696
	Hanwha Corp.	6,841	138,933
	Hanwha Galleria Co. Ltd.	9,032	11,635
*	Hanwha General Insurance Co. Ltd.	6,241	21,228
*	Hanwha Investment & Securities Co. Ltd.	21,918	45,396
*	Hanwha Life Insurance Co. Ltd.	68,734	127,712
*	Hanwha Solutions Corp.	8,008	288,152
	Hanwha Systems Co. Ltd.	2,706	28,689
	Hanyang Eng Co. Ltd.	1,705	18,908
	Hanyang Securities Co. Ltd.	915	6,013
	Harim Co. Ltd.	11,925	27,528
	Harim Holdings Co. Ltd.	14,949	105,069
	HB Technology Co. Ltd.	17,460	31,819
	HD Hyundai Co. Ltd.	7,223	320,293
	HD Hyundai Construction Equipment Co. Ltd.	1,997	101,663
	HD Hyundai Electric Co. Ltd.	2,087	79,163
	HD Hyundai Energy Solutions Co. Ltd.	978	30,972
	HD Hyundai Infracore Co. Ltd.	21,898	162,019
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,218	204,679
	HDC Holdings Co. Ltd.	7,163	35,146
	HDC Hyundai Development Co. Engineering & Construction, Class E	8,691	78,563
*	Helixmith Co. Ltd.	5,432	34,998
*	HFR, Inc.	1,239	25,070
	Hite Jinro Co. Ltd.	6,294	104,938
	Hitejinro Holdings Co. Ltd.	1,432	9,840
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	4,568	10,125
*	HJ Shipbuilding & Construction Co. Ltd.	4,472	12,153
*	HL D&I Halla Corp.	2,158	4,038
	HL Holdings Corp.	1,423	35,312
	HL Mando Co. Ltd.	6,401	222,376
*	HLB Biostep Co. Ltd.	2,130	6,576
*	HLB Life Science Co. Ltd.	4,570	36,798
*	HLB Therapeutics Co. Ltd.	4,544	16,457

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	HLB, Inc.	2,369	$62,959
	HMM Co. Ltd.	41,583	636,938
	Home Center Holdings Co. Ltd.	14,834	15,196
*	Homecast Co. Ltd.	5,233	16,266
	Hotel Shilla Co. Ltd.	3,671	224,279
	HS Industries Co. Ltd.	6,323	17,432
*	HSD Engine Co. Ltd.	3,339	19,445
*	Hugel, Inc.	535	45,535
*	Humasis Co. Ltd.	12,853	28,364
*	Humax Co. Ltd.	5,784	16,117
	Humedix Co. Ltd.	624	13,234
	Huons Co. Ltd.	1,119	27,506
	Huons Global Co. Ltd.	967	14,679
	Husteel Co. Ltd.	11,607	54,724
*	Huvis Corp.	1,760	5,994
	Huvitz Co. Ltd.	1,378	17,009
	Hwa Shin Co. Ltd.	6,405	66,276
*	Hwail Pharm Co. Ltd.	4,900	7,627
	Hwangkum Steel & Technology Co. Ltd.	3,346	20,987
	Hwaseung Enterprise Co. Ltd.	3,556	21,195
*	HYBE Co. Ltd.	147	29,726
	Hy-Lok Corp.	678	10,827
	Hyosung Advanced Materials Corp.	366	106,754
*	Hyosung Chemical Corp.	430	34,386
	Hyosung Corp.	1,764	86,968
*	Hyosung Heavy Industries Corp.	1,537	90,490
	Hyosung TNC Corp.	411	116,193
*	Hyulim ROBOT Co. Ltd.	11,409	16,805
	Hyundai Autoever Corp.	366	33,738
	Hyundai Bioland Co. Ltd.	680	6,202
	Hyundai BNG Steel Co. Ltd.	2,374	28,832
	Hyundai Corp.	2,016	26,287
	Hyundai Corp. Holdings, Inc.	1,349	11,276
	Hyundai Department Store Co. Ltd.	2,976	115,230
	Hyundai Elevator Co. Ltd.	4,079	102,400
	Hyundai Engineering & Construction Co. Ltd.	7,545	232,142
	Hyundai Ezwel Co. Ltd.	2,078	10,244
	Hyundai Futurenet Co. Ltd.	3,560	8,582
	Hyundai GF Holdings	8,663	27,094
	Hyundai Glovis Co. Ltd.	2,442	299,562
	Hyundai Green Food	4,599	41,786
	Hyundai Home Shopping Network Corp.	1,355	48,839
*	Hyundai Livart Furniture Co. Ltd.	1,211	7,059
	Hyundai Marine & Fire Insurance Co. Ltd.	10,692	300,380
*	Hyundai Mipo Dockyard Co. Ltd.	1,303	71,724
	Hyundai Mobis Co. Ltd.	3,865	629,455
	Hyundai Motor Co.	11,053	1,637,273
	Hyundai Motor Securities Co. Ltd.	4,693	31,436
	Hyundai Pharmaceutical Co. Ltd.	2,220	8,190
*	Hyundai Rotem Co. Ltd.	1,938	47,792
	Hyundai Steel Co.	14,566	398,273
	Hyundai Wia Corp.	3,179	133,663
	HyVision System, Inc.	1,274	16,891
*	iA, Inc.	22,285	9,942
	ICD Co. Ltd.	1,365	12,453
	Il Sung Construction Co. Ltd.	4,398	7,181
	Iljin Diamond Co. Ltd.	863	12,777
	Iljin Electric Co. Ltd.	3,946	20,686
	Iljin Holdings Co. Ltd.	4,268	14,537

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Iljin Power Co. Ltd.	1,355	$13,309
	Ilshin Spinning Co. Ltd.	3,170	31,451
	Ilsung Pharmaceuticals Co. Ltd.	1,470	29,475
	Ilyang Pharmaceutical Co. Ltd.	2,281	29,412
	iMarketKorea, Inc.	4,358	32,233
	InBody Co. Ltd.	2,313	48,075
*	INCON Co. Ltd.	7,341	3,878
	Incross Co. Ltd.	423	4,747
	Industrial Bank of Korea	29,597	222,888
*	Infinitt Healthcare Co. Ltd.	1,736	6,571
*	InkTec Co. Ltd.	1,957	6,698
	Innocean Worldwide, Inc.	2,033	60,886
	InnoWireless Co. Ltd.	1,143	23,261
#	Innox Advanced Materials Co. Ltd.	2,999	99,313
*	Innox Corp.	795	26,148
*	Insun ENT Co. Ltd.	4,769	29,322
*	Insung Information Co. Ltd.	8,932	14,480
	Intekplus Co. Ltd.	1,263	19,002
	Intellian Technologies, Inc.	379	19,497
	Intelligent Digital Integrated Security Co. Ltd.	500	8,525
*	Interflex Co. Ltd.	1,840	13,352
	Interojo Co. Ltd.	1,357	36,187
#	INTOPS Co. Ltd.	4,045	106,632
*	iNtRON Biotechnology, Inc.	2,094	12,196
	Inzi Controls Co. Ltd.	1,220	7,831
# *	IS Dongseo Co. Ltd.	4,458	123,708
	ISC Co. Ltd.	1,367	40,414
	i-SENS, Inc.	1,230	15,748
	ISU Chemical Co. Ltd.	3,085	95,657
	IsuPetasys Co. Ltd.	8,553	59,858
*	ITEK, Inc.	1,394	9,503
*	ITM Semiconductor Co. Ltd.	834	16,783
	It’s Hanbul Co. Ltd.	890	10,119
*	Jahwa Electronics Co. Ltd.	1,347	31,361
	JASTECH Ltd.	2,216	14,621
	JB Financial Group Co. Ltd.	16,185	101,270
	JC Chemical Co. Ltd.	2,539	14,529
*	Jeisys Medical, Inc.	5,472	35,432
*	Jeju Semiconductor Corp.	8,553	29,868
*	Jin Air Co. Ltd.	904	10,769
	Jinsung T.E.C	2,101	18,141
	JNK Heaters Co. Ltd.	2,133	9,794
*	JoyCity Corp.	3,436	10,127
	JS Corp.	1,365	12,937
	Jusung Engineering Co. Ltd.	8,449	99,600
	JVM Co. Ltd.	868	13,185
	JW Holdings Corp.	8,202	19,765
	JW Pharmaceutical Corp.	2,201	37,482
	JYP Entertainment Corp.	3,436	232,438
	Kakao Corp.	1,911	83,682
*	Kakao Games Corp.	1,695	51,505
	KakaoBank Corp.	1,579	26,141
*	Kangstem Biotech Co. Ltd.	4,617	10,468
	Kangwon Land, Inc.	5,334	75,558
	KAON Group Co. Ltd.	1,786	9,725
	KB Financial Group, Inc.	38,362	1,423,852
	KC Co. Ltd.	1,613	23,798
	KC Tech Co. Ltd.	2,107	29,664
	KCC Corp.	793	132,184

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KCC Glass Corp.	2,670	$91,863
	KCTC	5,481	17,166
	KEC Corp.	20,960	35,348
	KEPCO Engineering & Construction Co., Inc.	468	24,664
	KEPCO Plant Service & Engineering Co. Ltd.	2,637	70,539
	KG Chemical Corp.	3,398	97,488
#	KG Dongbu Steel	7,580	53,621
	KG Eco Technology Service Co. Ltd.	3,897	47,015
	Kginicis Co. Ltd.	4,372	40,077
	KGMobilians Co. Ltd.	4,218	20,595
	KH Vatec Co. Ltd.	3,452	48,836
	Kia Corp.	33,121	2,097,661
	KidariStudio, Inc.	1,825	9,831
	KINX, Inc.	249	10,163
	KISCO Corp.	1,751	8,971
	KISCO Holdings Co. Ltd.	743	11,542
	KISWIRE Ltd.	3,062	43,495
	KIWOOM Securities Co. Ltd.	2,676	188,060
*	KMW Co. Ltd.	514	7,433
	Koentec Co. Ltd.	4,885	25,855
	Koh Young Technology, Inc.	6,080	60,431
	Kolmar BNH Co. Ltd.	2,314	38,704
	Kolmar Korea Co. Ltd.	1,212	36,741
	Kolmar Korea Holdings Co. Ltd.	1,156	12,880
	Kolon Corp.	2,058	31,324
	Kolon Global Corp.	1,245	13,057
	Kolon Industries, Inc.	4,589	147,273
*	Kolon Mobility Group Corp.	4,131	12,684
	Kolon Plastic, Inc.	1,796	13,368
	KoMiCo Ltd.	973	31,782
*	KONA I Co. Ltd.	1,584	19,122
	Korea Aerospace Industries Ltd.	4,341	178,310
	Korea Alcohol Industrial Co. Ltd.	2,015	15,575
	Korea Asset In Trust Co. Ltd.	12,366	27,112
	Korea Cast Iron Pipe Industries Co. Ltd.	2,807	14,886
*	Korea Circuit Co. Ltd.	2,773	29,253
*	Korea District Heating Corp.	321	6,668
*	Korea Electric Power Corp., Sponsored ADR	22,118	155,268
*	Korea Electric Power Corp.	4,526	63,189
	Korea Electric Terminal Co. Ltd.	1,597	73,297
	Korea Electronic Certification Authority, Inc.	1,697	6,167
	Korea Electronic Power Industrial Development Co. Ltd.	1,696	10,021
*	Korea Gas Corp.	2,838	56,939
	Korea Investment Holdings Co. Ltd.	6,021	248,840
*	Korea Line Corp.	31,712	49,022
	Korea Parts & Fasteners Co. Ltd.	2,318	9,464
	Korea Petrochemical Ind Co. Ltd.	859	93,505
	Korea Pharma Co. Ltd.	508	7,591
	Korea Real Estate Investment & Trust Co. Ltd.	27,760	27,915
	Korea United Pharm, Inc.	2,448	39,454
	Korea Zinc Co. Ltd.	502	192,947
	Korean Air Lines Co. Ltd.	24,055	412,632
	Korean Reinsurance Co.	21,966	124,315
	Kortek Corp.	1,475	9,969
*	KOSES Co. Ltd.	1,922	14,600
	KPX Chemical Co. Ltd.	267	9,426
*	Krafton, Inc.	1,588	229,395
	KSIGN Co. Ltd.	9,317	10,837
	KSS LINE Ltd.	3,929	24,018

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	KT Alpha Co. Ltd.	1,760	$7,930
	KT Skylife Co. Ltd.	5,625	29,164
	KT&G Corp.	5,735	367,507
	KTCS Corp.	4,968	13,153
	Ktis Corp.	3,971	9,743
	Kukdo Chemical Co. Ltd.	314	10,337
*	Kum Yang Co. Ltd.	2,008	100,891
*	Kumho HT, Inc.	28,694	17,390
	Kumho Petrochemical Co. Ltd.	3,290	336,431
*	Kumho Tire Co., Inc.	26,698	89,924
	KUMHOE&C Co. Ltd.	4,642	22,195
	Kumkang Kind Co. Ltd.	2,884	10,943
	Kwang Dong Pharmaceutical Co. Ltd.	7,860	33,941
	Kyeryong Construction Industrial Co. Ltd.	2,344	30,053
	Kyobo Securities Co. Ltd.	3,015	11,419
	Kyochon F&B Co. Ltd.	1,020	6,879
	Kyongbo Pharmaceutical Co. Ltd.	1,496	7,229
	Kyung Dong Navien Co. Ltd.	1,437	43,111
	Kyungbang Co. Ltd.	863	6,828
*	Kyungchang Industrial Co. Ltd.	5,172	8,949
	Kyungdong Pharm Co. Ltd.	2,400	13,248
	Kyung-In Synthetic Corp.	5,621	19,614
	L&C Bio Co. Ltd.	1,035	23,855
	L&F Co. Ltd.	1,451	289,637
*	LabGenomics Co. Ltd.	10,675	47,482
# *	Lake Materials Co. Ltd.	8,272	85,778
*	LB Semicon, Inc.	6,794	40,470
	LEADCORP, Inc.	2,656	14,852
	Lee Ku Industrial Co. Ltd.	6,694	27,723
	LEENO Industrial, Inc.	1,349	135,483
	LF Corp.	4,409	57,728
	LG Chem Ltd.	1,511	839,335
	LG Corp.	5,933	388,324
*	LG Display Co. Ltd.	37,963	423,204
	LG Electronics, Inc.	14,329	1,176,668
	LG H&H Co. Ltd.	462	215,729
	LG HelloVision Co. Ltd.	10,052	30,967
	LG Innotek Co. Ltd.	1,783	354,872
	LG Uplus Corp.	41,476	342,109
	LIG Nex1 Co. Ltd.	1,889	110,748
	Lion Chemtech Co. Ltd.	1,629	9,154
	Lock & Lock Co. Ltd.	3,151	13,526
	LOT Vacuum Co. Ltd.	3,539	40,927
	Lotte Chemical Corp.	1,422	179,225
	Lotte Chilsung Beverage Co. Ltd.	964	112,365
	Lotte Corp.	3,236	67,883
*	Lotte Data Communication Co.	676	14,247
	Lotte Energy Materials Corp.	1,380	62,432
	LOTTE Fine Chemical Co. Ltd.	3,984	182,970
	LOTTE Himart Co. Ltd.	1,442	12,225
*	Lotte Non-Life Insurance Co. Ltd.	6,547	7,596
	Lotte Rental Co. Ltd.	2,292	44,640
	Lotte Shopping Co. Ltd.	1,409	84,242
*	Lotte Tour Development Co. Ltd.	2,924	23,976
	Lotte Wellfood Co. Ltd.	688	54,520
	LS Cable & System Asia Ltd.	2,162	11,105
	LS Corp.	1,751	117,612
	LS Electric Co. Ltd.	2,821	133,674
*	LVMC Holdings	30,546	41,066

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	LX Hausys Ltd.	1,624	$49,964
	LX Holdings Corp.	11,895	75,827
	LX International Corp.	5,687	124,706
	LX Semicon Co. Ltd.	2,036	160,970
	M.I.Tech Co. Ltd.	2,143	22,265
	Macquarie Korea Infrastructure Fund	35,492	330,333
	Macrogen, Inc.	1,286	18,796
	Maeil Dairies Co. Ltd.	726	25,805
	MAKUS, Inc.	3,327	24,939
	Manho Rope & Wire Ltd.	286	12,461
	Mcnex Co. Ltd.	2,443	57,559
*	ME2ON Co. Ltd.	4,221	11,697
*	Medipost Co. Ltd.	1,236	13,459
	Medy-Tox, Inc.	454	80,376
	Meerecompany, Inc.	533	13,052
	MegaStudy Co. Ltd.	1,099	9,412
	MegaStudyEdu Co. Ltd.	1,663	78,092
	Meritz Financial Group, Inc.	12,781	439,931
*	Mgame Corp..	2,503	15,589
*	MiCo BioMed Co. Ltd.	1,427	7,226
*	MiCo Ltd.	4,582	28,597
*	Mirae Asset Life Insurance Co. Ltd.	25,981	54,373
	Mirae Asset Securities Co. Ltd.	33,553	174,339
*	Mirae Asset Venture Investment Co. Ltd.	2,643	10,311
	Miwon Commercial Co. Ltd.	251	31,701
	Miwon Specialty Chemical Co. Ltd.	221	23,133
	MK Electron Co. Ltd.	3,010	30,582
	MNTech Co. Ltd.	1,556	27,054
	Mobase Electronics Co. Ltd.	12,447	23,493
	Monalisa Co. Ltd.	6,032	12,566
	Moorim P&P Co. Ltd.	2,932	8,022
	Motonic Corp.	1,465	9,664
	Motrex Co. Ltd.	3,195	45,609
	MS Autotech Co. Ltd.	5,794	25,164
	Muhak Co. Ltd.	1,568	6,549
	Multicampus Co. Ltd.	345	9,427
*	Myoung Shin Industrial Co. Ltd.	2,809	38,125
*	MyungMoon Pharm Co. Ltd.	2,953	5,600
	Namhae Chemical Corp.	7,627	49,289
*	Namsun Aluminum Co. Ltd.	13,115	22,743
	Namyang Dairy Products Co. Ltd.	86	31,842
*	NanoenTek, Inc.	3,549	13,222
	Nasmedia Co. Ltd.	595	9,290
*	Nature & Environment Co. Ltd.	15,071	11,983
	Nature Holdings Co. Ltd	1,792	37,962
	NAVER Corp.	1,783	258,313
	NCSoft Corp.	884	250,147
	NeoPharm Co. Ltd.	876	11,472
*	Neowiz	832	27,490
*	NEOWIZ HOLDINGS Corp.	558	11,662
*	Nepes Ark Corp.	1,403	24,745
*	NEPES Corp.	4,192	63,398
* Ω	Netmarble Corp.	1,574	76,642
	New Power Plasma Co. Ltd.	3,857	14,396
	Nexen Tire Corp.	8,985	55,431
*	Next Entertainment World Co. Ltd.	1,627	7,756
	NEXTIN, Inc.	1,287	62,341
	NH Investment & Securities Co. Ltd.	14,248	99,755
*	NHN Corp.	2,879	58,610

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	NHN KCP Corp.	5,041	$42,493
	NI Steel Co. Ltd.	4,723	23,836
	NICE Holdings Co. Ltd.	5,885	55,890
	Nice Information & Telecommunication, Inc.	1,579	28,391
	NICE Information Service Co. Ltd.	7,223	62,054
	NICE Total Cash Management Co. Ltd.	2,475	9,436
	Nong Shim Holdings Co. Ltd.	301	15,716
	Nong Woo Bio Co. Ltd.	1,680	10,869
	NongShim Co. Ltd.	274	81,180
	NOROO Paint & Coatings Co. Ltd.	2,120	12,726
	NOVAREX Co. Ltd.	2,787	18,134
	NPC	4,067	20,166
	Oceanbridge Co. Ltd.	923	9,466
#	OCI Co. Ltd.	3,610	323,131
	Orion Corp.	2,920	316,574
	Orion Holdings Corp.	5,958	73,876
* ††	Osung Advanced Materials Co. Ltd.	9,664	11,222
	Ottogi Corp.	165	56,986
	Paik Kwang Industrial Co. Ltd.	4,701	23,994
*	Pan Entertainment Co. Ltd.	3,948	14,630
	Pan Ocean Co. Ltd.	51,115	208,601
	Pang Rim Co. Ltd.	5,498	30,519
*	Paradise Co. Ltd.	6,180	71,161
	Park Systems Corp.	687	75,284
	Partron Co. Ltd.	10,193	60,763
	Paseco Co. Ltd.	1,000	10,941
*	Pearl Abyss Corp.	692	22,411
	People & Technology, Inc.	2,687	108,868
	PharmaResearch Co. Ltd.	453	34,330
*	PharmGen Science, Inc.	1,673	8,019
*	Pharmicell Co. Ltd.	4,555	30,990
	Philoptics Co. Ltd.	2,005	13,878
* ††	Philosys Healthcare Co. Ltd.	24,311	5,922
	PI Advanced Materials Co. Ltd.	1,884	46,172
	Point Engineering Co. Ltd.	7,996	11,906
	Poongsan Corp.	3,961	125,884
	Poongsan Holdings Corp.	1,388	38,667
#	Posco DX Co. Ltd.	10,737	106,691
	POSCO Future M Co. Ltd.	317	79,794
	POSCO Holdings, Inc.	5,563	1,574,355
	Posco International Corp.	8,592	172,741
	POSCO Steeleon Co. Ltd.	421	16,396
*	Power Logics Co. Ltd.	3,293	14,242
	Protec Co. Ltd.	642	11,815
	PSK, Inc.	2,904	45,147
	Pulmuone Co. Ltd.	2,957	22,386
	Pungkuk Ethanol Co. Ltd.	987	10,073
	QSI Co. Ltd.	1,042	7,582
	Rayence Co. Ltd.	1,013	8,930
	RFHIC Corp.	821	14,449
*	RFTech Co. Ltd.	6,418	21,180
	S&S Tech Corp.	1,960	65,854
*	S.Y. Co. Ltd.	6,706	14,889
	S-1 Corp.	2,726	119,054
	Sajo Industries Co. Ltd.	304	9,701
	Sajodaerim Corp.	737	14,794
*	Sajodongaone Co. Ltd.	12,597	9,756
*	Sam Chun Dang Pharm Co. Ltd.	403	22,739
	Sam Young Electronics Co. Ltd.	2,072	14,626

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sam Yung Trading Co. Ltd.	3,091	$31,138
	Sambo Motors Co. Ltd.	4,739	23,633
*	Sambu Engineering & Construction Co. Ltd.	31,770	25,176
	Samchully Co. Ltd.	179	20,483
*	Samchuly Bicycle Co. Ltd.	1,853	9,553
	SAMHWA Paints Industrial Co. Ltd.	1,542	7,385
	Samick THK Co. Ltd.	1,032	10,239
	Samji Electronics Co. Ltd.	1,143	7,676
	Samjin Pharmaceutical Co. Ltd.	955	16,276
*	Samkee Corp.	7,045	16,191
	Sammok S-Form Co. Ltd.	925	10,489
	SAMPYO Cement Co. Ltd.	3,599	9,408
* Ω	Samsung Biologics Co. Ltd.	316	184,815
	Samsung C&T Corp.	5,058	415,385
	Samsung Card Co. Ltd.	3,535	78,750
	Samsung Climate Control Co. Ltd.	761	6,609
	Samsung Electro-Mechanics Co. Ltd.	6,628	716,786
	Samsung Electronics Co. Ltd.	287,600	14,151,095
Ω	Samsung Electronics Co. Ltd., GDR	4,189	5,169,226
*	Samsung Engineering Co. Ltd.	14,228	310,556
	Samsung Fire & Marine Insurance Co. Ltd.	4,193	705,372
*	Samsung Heavy Industries Co. Ltd.	49,897	212,552
	Samsung Life Insurance Co. Ltd.	4,896	242,724
*	Samsung Pharmaceutical Co. Ltd.	6,144	12,825
	Samsung Publishing Co. Ltd.	858	14,136
	Samsung SDI Co. Ltd.	1,000	518,972
	Samsung SDS Co. Ltd.	2,036	179,023
	Samsung Securities Co. Ltd.	6,578	166,981
	SAMT Co. Ltd.	16,817	37,610
	Samwha Capacitor Co. Ltd.	795	24,699
	Samyang Corp.	586	18,179
	Samyang Foods Co. Ltd.	812	70,765
	Samyang Holdings Corp.	830	47,005
	Samyang Packaging Corp.	1,489	19,560
	Samyang Tongsang Co. Ltd.	397	14,932
	Sang-A Frontec Co. Ltd.	805	18,787
*	Sangbo Corp.	5,925	6,873
	Sangsangin Co. Ltd.	8,599	31,722
	Sangsin Energy Display Precision Co. Ltd.	1,390	23,936
	Saramin Co. Ltd.	1,511	25,793
	Satrec Initiative Co. Ltd.	279	7,630
*	SBI Investment Korea Co. Ltd.	14,785	11,916
*	SBW	40,276	8,174
*	SDN Co. Ltd.	8,700	12,516
	Seah Besteel Holdings Corp.	2,792	48,486
	SeAH Steel Corp.	468	49,383
	SeAH Steel Holdings Corp.	609	68,202
	Sebang Co. Ltd.	1,898	25,647
	Sebang Global Battery Co. Ltd.	1,270	51,086
*	Seegene, Inc.	5,478	99,830
*	Segyung Hitech Co. Ltd.	1,125	13,783
	Sejin Heavy Industries Co. Ltd.	2,142	10,642
	Sejong Industrial Co. Ltd.	2,509	12,681
	Sempio Foods Co.	302	6,627
	Seobu T&D	7,754	43,040
	Seohan Co. Ltd.	16,327	13,250
	Seohee Construction Co. Ltd.	27,909	26,626
*	Seojin System Co. Ltd.	4,761	57,299
	Seoul Auction Co. Ltd.	840	8,876

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Seoul City Gas Co. Ltd.	119	$11,367
	Seoul Semiconductor Co. Ltd.	9,459	75,556
*	Seoul Viosys Co. Ltd.	1,190	4,047
	Seoulin Bioscience Co. Ltd.	1,105	9,862
	Seoyon Co. Ltd.	3,783	23,020
	Seoyon E-Hwa Co. Ltd.	4,918	54,993
*	Sewon E&C Co. Ltd.	22,962	4,358
	Sewoon Medical Co. Ltd.	2,954	5,979
	SFA Engineering Corp.	3,554	106,226
# *	SFA Semicon Co. Ltd.	18,922	75,326
	S-Fuelcell Co. Ltd.	447	6,787
*	SG Corp.	24,663	9,368
	SGC e Tec E&C Co. Ltd.	367	6,484
	SGC Energy Co. Ltd.	2,154	47,292
	SH Energy & Chemical Co. Ltd.	13,146	7,762
	Shin Heung Energy & Electronics Co. Ltd.	572	20,562
	Shindaeyang Paper Co. Ltd.	2,820	17,767
	Shinhan Financial Group Co. Ltd.	45,221	1,183,904
	Shinsegae Food Co. Ltd.	207	6,838
	Shinsegae Information & Communication Co. Ltd.	640	7,149
	Shinsegae International, Inc.	3,478	51,065
	Shinsegae, Inc.	1,178	181,863
	Shinsung Delta Tech Co. Ltd.	4,282	35,159
*	Shinsung E&G Co. Ltd.	37,332	55,872
*	Shinsung Tongsang Co. Ltd.	11,918	19,747
	Shinwon Corp.	11,704	12,521
	Shinyoung Securities Co. Ltd.	1,094	45,381
*	Showbox Corp.	3,873	10,070
	Simmtech Co. Ltd.	4,262	91,956
	SIMMTECH HOLDINGS Co. Ltd.	7,337	15,985
	SIMPAC, Inc.	3,447	14,338
	Sindoh Co. Ltd.	945	24,281
	Sinil Pharm Co. Ltd.	1,180	6,872
*	SK Biopharmaceuticals Co. Ltd.	1,563	80,825
*	SK Bioscience Co. Ltd.	1,064	56,229
	SK Chemicals Co. Ltd.	1,501	80,172
	SK D&D Co. Ltd.	2,497	42,382
	SK Discovery Co. Ltd.	2,784	67,209
	SK Gas Ltd.	532	48,040
	SK Hynix, Inc.	63,257	4,256,151
* Ω	SK IE Technology Co., Ltd.	507	29,477
*	SK Innovation Co. Ltd.	8,238	1,072,165
	SK Networks Co. Ltd.	25,186	87,902
*	SK oceanplant Co. Ltd.	2,458	36,157
	SK Rent A Car Co. Ltd.	1,180	6,514
	SK Securities Co. Ltd.	75,436	38,401
	SK Telecom Co. Ltd.	8,156	290,627
	SK, Inc.	4,679	570,604
	SKC Co. Ltd.	1,295	96,721
	SL Corp.	4,049	94,338
	SM Entertainment Co. Ltd.	1,135	91,455
* ††	S-MAC Co. Ltd.	3,420	3,324
	SMCore, Inc.	1,819	9,421
	SNT Holdings Co. Ltd.	838	9,807
	SNT Motiv Co. Ltd.	2,270	81,128
*	SNU Precision Co. Ltd.	3,552	10,267
	S-Oil Corp.	5,999	335,991
*	Solborn, Inc.	2,404	7,892
	Solid, Inc.	11,862	46,845

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	SOLUM Co. Ltd.	6,920	$126,738
	Solus Advanced Materials Co. Ltd.	1,291	39,126
	Songwon Industrial Co. Ltd.	4,658	60,014
	Soosan Heavy Industries Co. Ltd.	4,768	9,147
	Soulbrain Co. Ltd.	515	84,741
	Soulbrain Holdings Co. Ltd.	894	17,860
	SPC Samlip Co. Ltd.	416	22,608
	SPG Co. Ltd.	1,223	24,667
	Spigen Korea Co. Ltd.	410	9,683
	Ssangyong C&E Co. Ltd.	23,914	104,711
	ST Pharm Co. Ltd.	587	34,781
	STIC Investments, Inc.	6,924	32,908
*	Studio Dragon Corp.	1,487	73,798
	Sugentech, Inc.	6,240	38,237
	Suheung Co. Ltd.	1,349	28,768
	Sun Kwang Co. Ltd.	142	4,381
	Sung Kwang Bend Co. Ltd.	5,171	47,472
*	Sungchang Enterprise Holdings Ltd.	5,726	8,364
	Sungshin Cement Co. Ltd.	4,045	29,008
	Sungwoo Hitech Co. Ltd.	11,721	74,752
	Sunjin Co. Ltd.	3,521	21,761
*	Suprema, Inc.	928	15,115
*	Synopex, Inc.	18,817	38,485
	Systems Technology, Inc.	3,300	28,854
	T&L Co. Ltd.	615	21,068
	Tae Kyung Industrial Co. Ltd.	2,222	13,157
	Taekwang Industrial Co. Ltd.	88	45,935
	Taekyung BK Co. Ltd.	4,661	25,188
*	Taihan Electric Wire Co. Ltd.	30,261	33,734
*	Taihan Fiberoptics Co. Ltd.	5,487	7,930
*	Taihan Textile Co. Ltd.	291	11,462
	TCC Steel	2,450	72,233
	TechWing, Inc.	9,961	51,222
	Telechips, Inc.	1,750	22,068
	TES Co. Ltd.	2,745	44,284
*	Theragen Etex Co. Ltd.	3,017	11,786
*	Thinkware Systems Corp.	770	7,716
	TK Corp.	2,440	32,508
	TKG Huchems Co. Ltd.	5,364	91,519
	Tokai Carbon Korea Co. Ltd.	924	69,151
*	Tongyang Life Insurance Co. Ltd.	15,134	44,748
	Tongyang, Inc.	32,625	25,857
	Toptec Co. Ltd.	2,631	17,354
	Tovis Co. Ltd.	2,381	18,888
	Tplex Co. Ltd.	5,328	16,233
	TS Corp.	5,517	14,255
	TSE Co. Ltd.	504	14,434
	TY Holdings Co. Ltd.	5,448	44,103
	TYM Corp.	28,665	53,329
	UBCare Co. Ltd.	1,821	7,656
	Ubiquoss Holdings, Inc.	774	7,659
	Ubiquoss, Inc.	1,157	11,115
*	Ubivelox, Inc.	872	7,851
	Uju Electronics Co. Ltd.	590	5,470
	Unick Corp.	2,433	10,224
*	Unid Btplus Co. Ltd.	1,313	9,340
	Unid Co. Ltd.	1,026	49,902
	Union Semiconductor Equipment & Materials Co. Ltd.	4,859	27,970
	Uniquest Corp.	2,292	16,770

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	UniTest, Inc.	1,170	$10,684
*	UTI, Inc.	1,059	17,729
	Value Added Technology Co. Ltd.	1,943	56,115
	Viatron Technologies, Inc.	2,136	15,997
*	Vidente Co. Ltd.	14,607	36,234
	Vieworks Co. Ltd.	1,460	37,423
*	Vina Tech Co. Ltd.	320	16,693
	Vitzrocell Co. Ltd.	1,779	23,655
*	VT GMP Co. Ltd.	1,560	6,820
*	Webcash Corp.	621	6,521
	Webzen, Inc.	4,151	47,389
*	Welcron Co. Ltd.	2,905	5,970
	Whanin Pharmaceutical Co. Ltd.	1,569	18,978
	Wiable Corp.	4,391	7,093
	Winix, Inc.	843	6,300
	Wins Co. Ltd.	1,231	11,530
	WiSoL Co. Ltd.	3,466	16,829
*	WONIK CUBE Corp.	6,298	8,803
*	Wonik Holdings Co. Ltd.	7,724	20,604
	WONIK IPS Co. Ltd.	3,462	79,285
	Wonik Materials Co. Ltd.	2,408	47,817
	Wonik QnC Corp.	3,416	62,528
	Woojin, Inc.	2,507	16,225
	Woongjin Thinkbig Co. Ltd.	16,826	39,054
*	Wooree Bio Co. Ltd.	6,049	12,368
	Woori Financial Group, Inc.	54,375	478,242
	Woori Investment Bank Co. Ltd.	94,833	53,656
*	Woori Technology Investment Co. Ltd.	17,795	54,598
	Woorison F&G Co. Ltd.	5,749	7,838
*	Woosu AMS Co. Ltd.	3,141	7,270
	Worldex Industry & Trading Co. Ltd.	2,799	46,357
*	Wysiwyg Studios Co. Ltd.	1,581	20,908
	Y G-1 Co. Ltd.	5,037	24,657
*	YAS Co. Ltd.	886	7,854
	Y-entec Co. Ltd.	2,199	13,006
	YG Entertainment, Inc.	766	35,094
*	YG PLUS	3,007	11,490
*	YIK Corp.	4,133	11,811
	YMC Co. Ltd.	1,463	6,762
*	Yonwoo Co. Ltd.	716	8,654
	Youlchon Chemical Co. Ltd.	1,117	32,335
	Young Poong Corp.	94	40,161
	Young Poong Precision Corp.	1,259	11,822
#	Youngone Corp.	4,220	139,667
	Youngone Holdings Co. Ltd.	1,387	67,184
	Yuanta Securities Korea Co. Ltd.	19,822	39,006
	Yuhan Corp.	2,706	116,703
*	Yungjin Pharmaceutical Co. Ltd.	2,649	5,854
	Zeus Co. Ltd.	1,299	27,533
	Zinus, Inc.	3,030	64,922

TOTAL SOUTH KOREA			86,563,230

TAIWAN — (23.4%)
	ABC Taiwan Electronics Corp.	17,000	15,911
	Abico Avy Co. Ltd.	18,000	12,203
	Ability Enterprise Co. Ltd.	59,000	39,109
*	Ability Opto-Electronics Technology Co. Ltd.	13,000	38,916
	AcBel Polytech, Inc.	53,000	73,251
	Accton Technology Corp.	45,000	439,600

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Acer, Inc.	440,000	$434,022
	ACES Electronic Co. Ltd.	27,882	27,427
*	Acon Holding, Inc.	60,000	22,750
	Acter Group Corp. Ltd.	20,000	88,346
	Action Electronics Co. Ltd.	31,000	15,116
	ADATA Technology Co. Ltd.	58,000	142,342
	Addcn Technology Co. Ltd.	3,549	23,479
	Adlink Technology, Inc.	16,000	31,235
	Advanced Ceramic X Corp.	7,000	47,421
	Advanced Energy Solution Holding Co. Ltd.	2,000	44,931
	Advanced International Multitech Co. Ltd.	21,000	61,941
	Advanced Optoelectronic Technology, Inc.	18,000	11,121
	Advanced Power Electronics Corp.	11,000	37,402
	Advanced Wireless Semiconductor Co.	27,000	73,082
	Advancetek Enterprise Co. Ltd.	55,000	57,909
	Advantech Co. Ltd.	15,000	181,618
	AEON Motor Co. Ltd.	9,000	11,130
	Aerospace Industrial Development Corp.	79,000	149,390
	AGV Products Corp.	104,000	37,299
	Airtac International Group	4,000	145,178
	Alchip Technologies Ltd.	5,000	194,174
	Alcor Micro Corp.	18,000	18,730
	Alexander Marine Co. Ltd.	5,000	77,006
*	ALI Corp.	44,000	28,271
	All Ring Tech Co. Ltd.	15,000	30,058
	Allied Circuit Co. Ltd.	10,000	51,012
	Allied Supreme Corp.	6,000	55,163
	Allis Electric Co. Ltd.	42,000	66,625
	Alltek Technology Corp.	49,480	67,157
	Alltop Technology Co. Ltd.	8,000	35,057
	Alpha Networks, Inc.	35,000	40,458
	Altek Corp.	54,000	58,885
	Amazing Microelectronic Corp.	14,564	50,511
*	Ambassador Hotel	53,000	65,883
	AMICCOM Electronics Corp.	12,000	11,451
	AMPACS Corp.	14,000	27,106
	Ampire Co. Ltd.	18,000	22,512
	AMPOC Far-East Co. Ltd.	18,000	31,248
	AmTRAN Technology Co. Ltd.	166,450	62,196
	Anji Technology Co. Ltd.	15,000	26,610
	Anpec Electronics Corp.	9,000	49,948
	Apac Opto Electronics, Inc.	17,000	19,886
	Apacer Technology, Inc.	26,000	43,642
	APCB, Inc.	19,000	10,742
	Apex Biotechnology Corp.	25,000	22,482
	Apex International Co. Ltd.	37,000	66,623
	Apogee Optocom Co. Ltd.	7,000	13,869
	Arcadyan Technology Corp.	35,000	114,916
	Ardentec Corp.	86,000	151,720
	Argosy Research, Inc.	13,000	43,513
	ASE Technology Holding Co. Ltd.	343,000	1,127,629
	Asia Cement Corp.	217,000	310,803
	Asia Optical Co., Inc.	52,000	108,842
*	Asia Pacific Telecom Co. Ltd.	351,000	76,687
	Asia Polymer Corp.	102,000	91,643
	Asia Tech Image, Inc.	9,000	19,944
	Asia Vital Components Co. Ltd.	72,331	372,163
	ASIX Electronics Corp.	7,000	28,919
	ASMedia Technology, Inc.	2,000	74,377

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	ASolid Technology Co. Ltd.	9,000	$29,003
	ASPEED Technology, Inc.	4,200	359,649
	ASROCK, Inc.	8,000	35,462
	Asustek Computer, Inc.	43,000	396,329
	Aten International Co. Ltd.	19,000	53,065
	Audix Corp.	14,000	25,963
	AUO Corp.	635,200	352,788
	AURAS Technology Co. Ltd.	18,000	146,098
	Aurora Corp.	9,000	23,505
	Avalue Technology, Inc.	11,000	39,821
	Aver Information, Inc.	9,000	12,691
	Avermedia Technologies	22,000	16,612
	Axiomtek Co. Ltd.	9,000	22,073
*	Azurewave Technologies, Inc.	19,000	14,436
	Bafang Yunji International Co. Ltd.	9,000	52,796
	Bank of Kaohsiung Co. Ltd.	99,500	39,882
	Basso Industry Corp.	38,000	52,010
	BenQ Materials Corp.	55,000	68,212
	BES Engineering Corp.	227,000	77,277
	Bin Chuan Enterprise Co. Ltd.	17,000	13,262
	Bionet Corp.	11,000	22,560
	Bionime Corp.	5,000	12,162
	Bioteque Corp.	12,000	44,600
	Bora Pharmaceuticals Co. Ltd.	2,000	47,500
	Brave C&H Supply Co. Ltd.	3,000	10,626
	Bright Led Electronics Corp.	19,000	11,496
	Brighton-Best International Taiwan, Inc.	86,000	99,375
	Brillian Network & Automation Integrated System Co. Ltd.	3,000	13,288
	Browave Corp.	12,000	21,363
	C Sun Manufacturing Ltd.	27,600	42,906
*	Calin Technology Co. Ltd.	21,000	31,927
*	Cameo Communications, Inc.	36,000	16,043
	Capital Futures Corp.	12,000	16,958
	Capital Securities Corp.	365,000	163,072
*	Career Technology MFG. Co. Ltd.	102,000	77,249
	Carnival Industrial Corp.	28,000	13,144
	Castles Technology Co. Ltd.	15,261	40,849
	Caswell, Inc.	12,000	38,793
	Catcher Technology Co. Ltd.	64,000	377,544
	Cathay Financial Holding Co. Ltd.	672,358	931,471
	Cathay Real Estate Development Co. Ltd.	117,000	64,425
	Cayman Engley Industrial Co. Ltd.	7,000	16,330
	CCP Contact Probes Co. Ltd.	12,834	18,209
	Celxpert Energy Corp.	11,000	12,096
	Center Laboratories, Inc.	100,779	166,940
	Central Reinsurance Co. Ltd.	112,105	66,417
	Chailease Holding Co. Ltd.	97,750	711,926
	Chain Chon Industrial Co. Ltd.	23,032	12,078
	Champion Building Materials Co. Ltd.	34,200	10,369
	Champion Microelectronic Corp.	10,000	19,142
	Chang Hwa Commercial Bank Ltd.	507,970	294,578
	Chang Wah Electromaterials, Inc.	87,000	94,505
	Chang Wah Technology Co. Ltd.	51,000	70,403
	Channel Well Technology Co. Ltd.	48,000	85,087
	Chant Sincere Co. Ltd.	9,000	21,852
	Charoen Pokphand Enterprise	25,800	75,638
	CHC Healthcare Group.	29,000	64,725
	CHC Resources Corp.	7,000	11,393
	Chen Full International Co. Ltd.	11,000	16,226

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chenbro Micom Co. Ltd.	12,000	$32,588
	Cheng Loong Corp.	199,000	202,925
	Cheng Mei Materials Technology Corp.	152,962	59,654
	Cheng Shin Rubber Industry Co. Ltd.	309,000	380,807
	Cheng Uei Precision Industry Co. Ltd.	96,000	131,207
*	Chenming Electronic Technology Corp.	25,000	18,338
	Chia Chang Co. Ltd.	24,000	29,284
	Chia Hsin Cement Corp.	111,000	72,555
	Chicony Electronics Co. Ltd.	86,000	271,724
	Chicony Power Technology Co. Ltd.	34,000	94,771
	Chief Telecom, Inc.	3,000	36,644
	Chieftek Precision Co. Ltd.	12,100	30,065
	China Airlines Ltd.	514,000	318,864
	China Bills Finance Corp.	173,000	85,050
	China Chemical & Pharmaceutical Co. Ltd.	50,000	44,586
	China Development Financial Holding Corp.	1,596,000	682,457
	China Electric Manufacturing Corp.	60,000	34,670
	China General Plastics Corp.	65,000	53,079
*	China Man-Made Fiber Corp.	234,000	63,838
	China Metal Products.	59,000	66,150
	China Motor Corp.	58,000	149,389
	China Petrochemical Development Corp.	813,490	267,914
	China Steel Chemical Corp.	24,000	90,004
	China Steel Corp.	1,210,000	1,147,607
	China Steel Structure Co. Ltd.	15,000	28,212
	China Wire & Cable Co. Ltd.	12,000	10,375
	Chinese Maritime Transport Ltd.	18,000	23,912
	Ching Feng Home Fashions Co. Ltd.	20,000	12,767
	Chin-Poon Industrial Co. Ltd.	71,000	74,474
	Chipbond Technology Corp.	133,000	285,589
	ChipMOS Technologies, Inc.	169,000	204,157
	Chlitina Holding Ltd.	8,000	57,101
	Chong Hong Construction Co. Ltd.	47,000	122,261
	Chroma ATE, Inc.	28,000	173,816
	Chun YU Works & Co. Ltd.	15,750	14,054
	Chun Yuan Steel Industry Co. Ltd.	109,000	57,770
	Chung Hsin Electric & Machinery Manufacturing Corp.	78,000	258,599
	Chung Hung Steel Corp.	173,000	138,365
	Chung Hwa Food Industrial Co. Ltd.	3,000	10,355
	Chung Hwa Pulp Corp.	88,000	70,361
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	7,000	21,797
	Chunghwa Precision Test Tech Co. Ltd.	4,000	62,991
	Chunghwa Telecom Co. Ltd., Sponsored ADR.	11,282	465,044
	Chunghwa Telecom Co. Ltd.	35,000	144,824
	Cleanaway Co. Ltd.	14,000	85,699
	Clevo Co.	90,000	89,348
	CMC Magnetics Corp.	179,800	47,209
	C-Media Electronics, Inc.	13,000	18,738
	Collins Co. Ltd.	38,000	21,338
	Compal Electronics, Inc.	389,000	303,575
	Compeq Manufacturing Co. Ltd.	290,000	408,523
	Compucase Enterprise	11,000	18,144
	Concord Securities Co. Ltd.	98,000	35,147
	Continental Holdings Corp.	84,000	85,419
	Contrel Technology Co. Ltd.	22,000	13,915
	Coremax Corp.	17,000	51,819
	Coretronic Corp.	76,000	185,657
	Co-Tech Development Corp.	35,000	62,671
	Crowell Development Corp.	28,000	22,373

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	CSBC Corp. Taiwan	94,000	$79,609
	CTBC Financial Holding Co. Ltd.	1,856,000	1,368,129
	CTCI Corp.	121,000	167,531
	CviLux Corp.	10,000	12,095
	CX Technology Co. Ltd.	11,250	8,750
	CyberPower Systems, Inc.	12,000	48,166
	CyberTAN Technology, Inc.	40,000	29,809
	Cypress Technology Co. Ltd.	10,000	19,535
	DA CIN Construction Co. Ltd.	71,000	71,333
	Dadi Early-Childhood Education Group Ltd.	3,000	10,770
	Da-Li Development Co. Ltd.	74,000	76,131
	Darfon Electronics Corp.	64,000	91,581
*	Darwin Precisions Corp.	111,000	37,149
	Daxin Materials Corp.	11,000	32,160
	De Licacy Industrial Co. Ltd.	54,000	26,915
	Delpha Construction Co. Ltd.	99,000	71,231
	Delta Electronics, Inc.	64,000	626,942
	Depo Auto Parts Ind Co. Ltd.	15,000	47,758
	Dimerco Data System Corp.	12,600	41,022
	Dimerco Express Corp.	41,000	115,774
	D-Link Corp.	112,000	64,547
	Draytek Corp.	16,000	13,818
	Dyaco International, Inc.	8,000	11,084
	Dynamic Holding Co. Ltd.	55,000	43,849
	Dynapack International Technology Corp.	32,000	79,411
	E & R Engineering Corp.	20,000	33,285
	E Ink Holdings, Inc.	48,000	299,045
	E.Sun Financial Holding Co. Ltd.	626,226	509,279
	Eastern Media International Corp.	86,700	53,943
	Eclat Textile Co. Ltd.	14,000	222,950
	ECOVE Environment Corp.	5,000	48,445
*	Edimax Technology Co. Ltd.	40,000	21,057
	Edison Opto Corp.	22,084	16,624
	Edom Technology Co. Ltd.	42,000	37,882
	eGalax_eMPIA Technology, Inc.	14,560	30,998
	Egis Technology, Inc.	13,000	36,108
	Elan Microelectronics Corp.	47,000	144,767
*	E-Lead Electronic Co. Ltd.	8,202	19,490
	E-LIFE MALL Corp.	17,000	46,195
	Elite Advanced Laser Corp.	36,000	43,338
	Elite Material Co. Ltd.	28,000	149,769
	Elite Semiconductor Microelectronics Technology, Inc.	44,000	116,681
	Elitegroup Computer Systems Co. Ltd.	68,000	55,021
	eMemory Technology, Inc.	8,000	478,334
	Emerging Display Technologies Corp.	24,000	23,341
	Ennoconn Corp.	15,272	124,962
	Ennostar, Inc.	115,000	187,549
	Epileds Technologies, Inc.	19,000	10,013
	Episil Technologies, Inc.	20,000	50,963
	Episil-Precision, Inc.	18,086	37,284
	Eris Technology Corp.	3,000	29,500
	Eson Precision Ind Co. Ltd.	30,000	64,074
	Eternal Materials Co. Ltd.	179,950	189,746
	Eurocharm Holdings Co. Ltd.	8,000	46,360
	Eva Airways Corp.	429,000	376,191
*	Everest Textile Co. Ltd.	98,000	24,979
	Evergreen International Storage & Transport Corp.	123,000	108,722
	Evergreen Marine Corp. Taiwan Ltd.	157,400	831,311
	Evergreen Steel Corp.	31,000	59,611

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Everlight Chemical Industrial Corp.	84,000	$59,999
	Everlight Electronics Co. Ltd.	78,000	101,625
	Everspring Industry Co. Ltd.	18,900	7,645
	Excel Cell Electronic Co. Ltd.	19,000	16,750
	Excellence Opto, Inc.	19,000	20,818
	Excelliance Mos Corp.	6,000	24,982
	Excelsior Medical Co. Ltd.	26,800	76,230
	Far Eastern Department Stores Ltd.	158,000	115,248
	Far Eastern International Bank.	469,648	171,370
	Far Eastern New Century Corp.	451,000	468,806
	Far EasTone Telecommunications Co. Ltd.	113,000	290,338
	Faraday Technology Corp.	28,000	150,626
	Farglory F T Z Investment Holding Co. Ltd.	26,000	61,329
	Farglory Land Development Co. Ltd.	65,000	129,972
*	Federal Corp.	48,000	32,064
	Feedback Technology Corp.	7,000	24,436
	Feng Hsin Steel Co. Ltd.	73,000	161,694
	Feng TAY Enterprise Co. Ltd.	53,000	329,729
	First Financial Holding Co. Ltd.	506,020	446,959
	First Hi-Tec Enterprise Co. Ltd.	18,000	38,442
	First Hotel.	30,000	14,654
	First Insurance Co. Ltd.	46,000	23,510
*	First Steamship Co. Ltd.	207,000	62,092
	FIT Holding Co. Ltd.	41,000	51,153
	Fitipower Integrated Technology, Inc.	24,000	124,206
	Fittech Co. Ltd.	7,000	19,833
	FLEXium Interconnect, Inc.	79,000	243,515
	Flytech Technology Co. Ltd.	23,000	53,030
	FOCI Fiber Optic Communications, Inc.	14,000	17,697
	Forcecon Tech Co. Ltd.	16,000	35,818
	Formosa Advanced Technologies Co. Ltd.	47,000	66,429
	Formosa Chemicals & Fibre Corp.	225,000	504,943
	Formosa International Hotels Corp.	12,000	107,816
	Formosa Laboratories, Inc.	22,000	59,681
	Formosa Oilseed Processing Co. Ltd.	10,000	19,579
	Formosa Optical Technology Co. Ltd.	4,000	8,528
	Formosa Petrochemical Corp.	22,000	62,244
	Formosa Plastics Corp.	98,000	299,793
	Formosa Sumco Technology Corp.	13,000	63,456
	Formosa Taffeta Co. Ltd.	170,000	156,749
	Formosan Rubber Group, Inc.	53,000	37,817
	Formosan Union Chemical.	75,000	65,073
	Forward Electronics Co. Ltd.	23,143	21,406
	Founding Construction & Development Co. Ltd.	34,000	20,550
	Foxconn Technology Co. Ltd.	96,000	168,802
	Foxsemicon Integrated Technology, Inc.	17,000	103,844
	Franbo Lines Corp.	54,240	33,483
	Froch Enterprise Co. Ltd.	56,000	40,519
	FSP Technology, Inc.	31,000	50,403
	Fu Chun Shin Machinery Manufacture Co. Ltd.	26,520	14,794
	Fubon Financial Holding Co. Ltd.	545,150	1,049,904
	Fulgent Sun International Holding Co. Ltd.	35,000	140,496
	Fulltech Fiber Glass Corp.	65,919	25,273
	Fusheng Precision Co. Ltd.	23,000	161,958
	Fwusow Industry Co. Ltd.	50,000	34,633
	G Shank Enterprise Co. Ltd.	33,000	56,922
	Gallant Precision Machining Co. Ltd.	13,000	12,047
	Gamania Digital Entertainment Co. Ltd.	32,000	76,962
*	GCS Holdings, Inc.	9,000	9,755

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	GEM Services, Inc.	16,000	$38,034
	Gemtek Technology Corp.	77,000	77,881
	General Interface Solution Holding Ltd.	61,000	158,264
	General Plastic Industrial Co. Ltd.	10,000	10,956
	Generalplus Technology, Inc.	7,000	12,737
	GeneReach Biotechnology Corp.	6,600	12,476
	Genesys Logic, Inc.	11,000	38,821
	Genius Electronic Optical Co. Ltd.	16,000	194,159
	GeoVision, Inc.	14,000	17,043
	Getac Holdings Corp.	101,000	193,726
	GFC Ltd.	7,000	16,882
	Giant Manufacturing Co. Ltd.	36,015	216,033
*	Giantplus Technology Co. Ltd.	83,000	36,983
	Gigabyte Technology Co. Ltd.	50,000	214,104
*	Gigasolar Materials Corp.	11,474	39,375
*	Gigastorage Corp.	51,000	31,757
	Global Brands Manufacture Ltd.	55,000	60,697
	Global Lighting Technologies, Inc.	18,000	32,482
	Global Mixed Mode Technology, Inc.	17,000	100,605
	Global PMX Co. Ltd.	7,000	32,019
	Global Unichip Corp.	11,000	358,871
	Globaltek Fabrication Co. Ltd.	12,000	25,466
	Globalwafers Co. Ltd.	24,000	377,190
*	Globe Union Industrial Corp.	25,566	12,077
	Gloria Material Technology Corp.	86,000	165,178
	GMI Technology, Inc.	20,452	14,181
	Gold Circuit Electronics Ltd.	56,800	182,978
	Goldsun Building Materials Co. Ltd.	228,000	208,104
	Good Will Instrument Co. Ltd.	15,000	17,351
	Gordon Auto Body Parts.	26,000	20,131
	Gourmet Master Co. Ltd.	19,000	96,392
	Grand Fortune Securities Co. Ltd.	34,990	13,371
	Grand Pacific Petrochemical	168,000	110,972
	Grand Process Technology Corp.	5,000	54,530
	GrandTech CG Systems, Inc.	7,437	16,987
	Grape King Bio Ltd.	23,000	137,122
	Great China Metal Industry.	13,000	10,704
	Great Taipei Gas Co. Ltd.	46,000	47,514
	Great Tree Pharmacy Co. Ltd.	10,542	139,079
	Great Wall Enterprise Co. Ltd.	121,100	202,517
	Greatek Electronics, Inc.	82,000	144,125
	Group Up Industrial Co. Ltd.	9,000	33,016
	GTM Holdings Corp.	11,000	10,248
	Gudeng Precision Industrial Co. Ltd.	5,000	56,994
	Hannstar Board Corp.	62,000	76,821
*	HannStar Display Corp.	444,000	177,025
	HannsTouch Solution, Inc.	104,000	34,098
	Harvatek Corp.	22,000	18,354
	Heran Co. Ltd.	4,000	14,207
	Hey Song Corp.	61,000	72,176
	Hi-Clearance, Inc.	7,518	35,375
	Highlight Tech Corp.	19,000	33,551
	Highwealth Construction Corp.	80,311	109,993
	Hiroca Holdings Ltd.	9,000	12,984
	Hitron Technology, Inc.	19,000	16,138
	Hiwin Mikrosystem Corp.	7,000	17,330
	Hiwin Technologies Corp.	27,701	212,777
	Hiyes International Co. Ltd.	16,000	35,306
	Ho Tung Chemical Corp.	220,000	66,743

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hocheng Corp.	58,960	$53,597
	Hold-Key Electric Wire & Cable Co. Ltd.	28,000	17,137
	Holiday Entertainment Co. Ltd.	5,950	13,133
	Holtek Semiconductor, Inc.	35,000	78,482
	Holy Stone Enterprise Co. Ltd.	31,000	103,064
	Hon Hai Precision Industry Co. Ltd.	643,000	2,191,053
*	Hong Pu Real Estate Development Co. Ltd.	42,000	33,502
	Hong TAI Electric Industrial	52,000	35,202
	Hong YI Fiber Industry Co.	13,000	7,470
	Horizon Securities Co. Ltd.	57,240	18,030
	Hota Industrial Manufacturing Co. Ltd.	15,000	34,545
	Hotai Finance Co. Ltd.	18,000	77,722
	Hotai Motor Co. Ltd.	5,000	107,778
*	Hotron Precision Electronic Industrial Co. Ltd.	18,368	22,658
	Hsin Kuang Steel Co. Ltd.	42,000	66,950
	Hsin Yung Chien Co. Ltd.	6,000	19,541
	Hsing TA Cement Co.	21,000	12,169
*	HTC Corp.	43,000	79,808
	Hu Lane Associate, Inc.	16,000	71,660
	HUA ENG Wire & Cable Co. Ltd.	78,000	41,742
	Hua Jung Components Co. Ltd.	30,000	13,055
	Hua Nan Financial Holdings Co. Ltd.	458,384	327,329
	Hua Yu Lien Development Co. Ltd.	7,000	13,066
	Huaku Development Co. Ltd.	58,000	178,780
	Huang Hsiang Construction Corp.	34,000	51,469
	Huikwang Corp.	14,000	17,723
	Hung Ching Development & Construction Co. Ltd.	21,000	15,227
	Hung Sheng Construction Ltd.	80,000	59,391
	Hwa Fong Rubber Industrial Co. Ltd.	40,000	18,636
	Hwacom Systems, Inc.	32,000	25,548
	Ibase Technology, Inc.	24,000	59,073
	IBF Financial Holdings Co. Ltd.	482,032	193,721
	Ichia Technologies, Inc.	69,000	63,817
	I-Chiun Precision Industry Co. Ltd.	31,000	29,874
	IEI Integration Corp.	28,000	72,265
	Infortrend Technology, Inc.	51,000	45,279
	Info-Tek Corp.	21,000	37,392
	Innodisk Corp.	16,354	159,371
	Innolux Corp.	868,550	380,495
	Inpaq Technology Co. Ltd.	24,000	44,403
	Insyde Software Corp.	5,000	20,711
	Intai Technology Corp.	7,000	29,716
	Integrated Service Technology, Inc.	11,000	29,857
	IntelliEPI, Inc.	6,000	13,053
	International CSRC Investment Holdings Co.	155,000	101,046
	International Games System Co. Ltd.	12,000	209,573
	Inventec Corp.	207,000	223,279
	Iron Force Industrial Co. Ltd.	7,000	18,728
	I-Sheng Electric Wire & Cable Co. Ltd.	19,000	28,419
	ITE Technology, Inc.	21,000	60,674
	ITEQ Corp.	40,000	91,328
	Jarllytec Co. Ltd.	9,000	20,820
	Jean Co. Ltd.	23,000	12,250
	Jentech Precision Industrial Co. Ltd.	5,299	78,804
	Jess-Link Products Co. Ltd.	18,000	31,123
	Jia Wei Lifestyle, Inc.	8,000	17,605
	Jih Lin Technology Co. Ltd.	9,000	23,056
	Jiin Yeeh Ding Enterprise Co. Ltd.	12,000	16,262
	JMC Electronics Co. Ltd.	8,000	9,138

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Jourdeness Group Ltd.	6,000	$18,251
	K Laser Technology, Inc.	20,000	15,580
	Kaimei Electronic Corp.	14,400	32,489
	Kaori Heat Treatment Co. Ltd.	4,000	25,952
	Kedge Construction Co. Ltd.	12,100	27,995
	Keding Enterprises Co. Ltd.	6,000	25,191
	KEE TAI Properties Co. Ltd.	93,000	40,745
	Kenda Rubber Industrial Co. Ltd.	121,000	123,042
	Kenmec Mechanical Engineering Co. Ltd.	21,000	21,760
	Kerry TJ Logistics Co. Ltd.	56,000	70,084
*	Key Ware Electronics Co. Ltd.	30,000	10,948
	Keystone Microtech Corp.	3,000	18,931
	KHGEARS International Ltd.	5,000	13,082
	Kindom Development Co. Ltd.	77,000	74,524
	King Chou Marine Technology Co. Ltd.	10,000	13,276
	King Slide Works Co. Ltd.	13,000	175,089
	King Yuan Electronics Co. Ltd.	337,000	517,211
	King’s Town Bank Co. Ltd.	175,000	200,895
*	King’s Town Construction Co. Ltd.	9,000	9,380
	Kinik Co.	10,000	36,147
	Kinko Optical Co. Ltd.	31,000	31,946
	Kinpo Electronics	269,000	115,507
	Kinsus Interconnect Technology Corp.	78,000	282,320
	KMC Kuei Meng International, Inc.	14,000	66,161
	KNH Enterprise Co. Ltd.	40,000	23,653
	Ko Ja Cayman Co. Ltd.	6,000	9,402
	KS Terminals, Inc.	26,000	64,476
	Kung Long Batteries Industrial Co. Ltd.	13,000	60,954
*	Kung Sing Engineering Corp.	50,000	12,922
	Kuo Toong International Co. Ltd.	41,000	37,333
*	Kuo Yang Construction Co. Ltd.	46,000	27,370
	Kwong Lung Enterprise Co. Ltd.	28,000	48,532
	KYE Systems Corp.	27,000	9,289
	L&K Engineering Co. Ltd.	34,000	50,298
	La Kaffa International Co. Ltd.	5,000	27,457
	LAN FA Textile	32,000	9,399
	Land Mark Optoelectronics Corp.	12,000	39,556
	Lanner Electronics, Inc.	17,000	56,852
	Largan Precision Co. Ltd.	8,000	525,297
	Laser Tek Taiwan Co. Ltd.	13,300	11,921
	Laster Tech Corp. Ltd.	21,000	26,296
*	Leader Electronics, Inc.	25,000	19,449
	Leadtrend Technology Corp.	4,280	8,090
	Lealea Enterprise Co. Ltd.	165,000	57,871
	LEE CHI Enterprises Co. Ltd.	39,000	24,126
	Lelon Electronics Corp.	21,000	44,433
	Lemtech Holdings Co. Ltd.	5,000	11,324
*	Leofoo Development Co. Ltd.	34,000	20,246
*	Li Cheng Enterprise Co. Ltd.	15,000	11,895
*	Li Peng Enterprise Co. Ltd.	138,000	36,361
	Lian HWA Food Corp.	17,210	51,049
	Lien Hwa Industrial Holdings Corp.	62,400	124,143
	Lingsen Precision Industries Ltd.	86,000	40,054
	Lite-On Technology Corp.	193,000	462,335
	Liton Technology Corp.	8,000	10,271
*	Long Bon International Co. Ltd.	23,000	12,921
	Long Da Construction & Development Corp.	40,000	31,793
	Longchen Paper & Packaging Co. Ltd.	184,515	103,508
	Longwell Co.	27,000	53,794

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Lotes Co. Ltd.	8,207	$235,331
	Lotus Pharmaceutical Co. Ltd.	11,000	93,224
	Lucky Cement Corp.	65,000	34,103
	Lumax International Corp. Ltd.	21,600	50,427
	Lung Yen Life Service Corp.	42,000	51,280
	M31 Technology Corp.	2,000	36,498
	Macauto Industrial Co. Ltd.	13,000	30,312
	Machvision, Inc.	7,000	42,161
	Macroblock, Inc.	10,000	36,886
	Macronix International Co. Ltd.	307,000	322,830
	Makalot Industrial Co. Ltd.	33,000	239,671
	Marketech International Corp.	22,000	93,160
	Materials Analysis Technology, Inc.	12,000	74,160
	Mayer Steel Pipe Corp.	14,000	10,639
	Mechema Chemicals International Corp.	9,000	29,746
	Medeon Biodesign, Inc.	10,800	20,304
	MediaTek, Inc.	131,000	2,848,443
*	Medigen Biotechnology Corp.	11,000	12,301
	Mega Financial Holding Co. Ltd.	616,050	683,468
	Meiloon Industrial Co.	16,800	11,279
	Mercuries & Associates Holding Ltd.	67,670	33,395
*	Mercuries Life Insurance Co. Ltd.	468,738	80,363
	Merida Industry Co. Ltd.	31,000	173,599
	Merry Electronics Co. Ltd.	41,000	115,196
	METAAGE Corp.	8,000	12,884
	Micro-Star International Co. Ltd.	104,000	494,312
	Mildef Crete, Inc.	7,000	11,772
	MIN AIK Technology Co. Ltd.	17,000	9,632
	Mirle Automation Corp.	35,000	43,046
	Mitac Holdings Corp.	190,000	175,854
	Mobiletron Electronics Co. Ltd.	11,000	20,480
	momo.com, Inc.	8,000	216,768
	MOSA Industrial Corp.	25,969	20,387
	Mosel Vitelic, Inc.	18,000	24,498
	MPI Corp.	17,000	71,311
	MSSCorpS Co. Ltd.	13,000	64,449
	Nak Sealing Technologies Corp.	18,000	81,958
	Namchow Holdings Co. Ltd.	41,000	64,057
	Nan Liu Enterprise Co. Ltd.	4,000	10,518
	Nan Pao Resins Chemical Co. Ltd.	10,000	48,232
*	Nan Ren Lake Leisure Amusement Co. Ltd.	36,333	13,781
	Nan Ya Plastics Corp.	231,000	587,104
	Nan Ya Printed Circuit Board Corp.	34,000	306,101
	Nang Kuang Pharmaceutical Co. Ltd.	12,000	31,522
	Nantex Industry Co. Ltd.	57,000	73,353
	Nanya Technology Corp.	214,000	474,287
	National Aerospace Fasteners Corp.	7,000	24,659
	National Petroleum Co. Ltd.	16,000	31,045
	Netronix, Inc.	9,000	28,301
	New Best Wire Industrial Co. Ltd.	8,000	9,207
*	Newmax Technology Co. Ltd.	11,000	10,346
	Nexcom International Co. Ltd.	25,000	31,839
	Nichidenbo Corp.	37,000	68,976
	Nien Hsing Textile Co. Ltd.	18,000	13,426
	Nien Made Enterprise Co. Ltd.	18,000	198,183
	Niko Semiconductor Co. Ltd.	13,000	23,266
	Nishoku Technology, Inc.	5,000	14,630
	Nova Technology Corp.	6,000	19,555
	Novatek Microelectronics Corp.	62,000	847,609

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Nuvoton Technology Corp.	37,000	$161,211
	O-Bank Co. Ltd.	276,000	92,239
	Ocean Plastics Co. Ltd.	45,000	50,286
	OFCO Industrial Corp.	23,000	20,238
*	Oneness Biotech Co. Ltd.	8,000	62,941
*	Optimax Technology Corp.	21,946	13,014
	Orient Semiconductor Electronics Ltd.	98,000	62,599
	Oriental Union Chemical Corp.	99,000	67,497
	O-TA Precision Industry Co. Ltd.	14,000	54,579
	Pacific Construction Co	43,000	13,112
	Pacific Hospital Supply Co. Ltd.	16,000	44,710
	Paiho Shih Holdings Corp.	25,000	20,893
	Pan German Universal Motors Ltd.	4,000	38,699
	Pan Jit International, Inc.	59,000	126,279
	Pan-International Industrial Corp.	83,000	101,943
	Panion & BF Biotech, Inc.	5,000	26,438
	Parade Technologies Ltd.	6,000	183,765
	Parpro Corp.	14,000	16,130
	PChome Online, Inc.	32,000	59,739
	PCL Technologies, Inc.	12,281	42,908
	P-Duke Technology Co. Ltd.	10,000	28,804
	Pegatron Corp.	302,000	689,210
	Pegavision Corp.	6,000	85,103
*	PharmaEssentia Corp.	5,219	62,961
	Phison Electronics Corp.	16,000	203,094
	Phoenix Silicon International Corp.	23,780	44,561
*	Phytohealth Corp.	20,000	13,889
	Pixart Imaging, Inc.	28,000	94,476
	Planet Technology Corp.	8,000	33,228
	Plastron Precision Co. Ltd.	27,000	17,526
*	Polaris Group.	6,000	18,598
	Polytronics Technology Corp.	14,000	28,653
	Posiflex Technology, Inc.	6,000	20,782
	Pou Chen Corp.	219,000	226,861
	Power Wind Health Industry, Inc.	5,000	24,605
	Powerchip Semiconductor Manufacturing Corp.	501,000	486,765
	Powertech Technology, Inc.	115,000	344,351
	Poya International Co. Ltd.	6,100	114,174
	President Chain Store Corp.	48,000	422,875
	President Securities Corp.	171,000	92,793
	Primax Electronics Ltd.	86,000	168,302
	Prince Housing & Development Corp.	202,000	78,964
	Pro Hawk Corp.	2,000	9,502
	Promate Electronic Co. Ltd.	42,000	56,833
	Prosperity Dielectrics Co. Ltd.	23,000	29,122
	Qisda Corp.	150,000	169,252
	QST International Corp.	12,000	25,624
	Qualipoly Chemical Corp.	16,000	18,392
	Quang Viet Enterprise Co. Ltd.	12,000	44,993
	Quanta Computer, Inc.	184,000	515,209
	Quanta Storage, Inc.	51,000	89,534
	Quintain Steel Co. Ltd.	34,980	20,204
	Radiant Opto-Electronics Corp.	113,000	416,373
	Radium Life Tech Co. Ltd.	163,000	48,848
	Raydium Semiconductor Corp.	14,000	174,399
*	RDC Semiconductor Co. Ltd.	6,000	32,413
	Realtek Semiconductor Corp.	45,000	527,714
	Rechi Precision Co. Ltd.	65,000	37,824
	Rexon Industrial Corp. Ltd.	30,000	29,032

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Rich Development Co. Ltd.	109,000	$34,017
*	Ritek Corp.	177,000	52,260
	Rodex Fasteners Corp.	12,000	21,074
* ††	Roo Hsing Co. Ltd.	63,000	2,244
	Ruentex Development Co. Ltd.	95,000	111,009
	Ruentex Engineering & Construction Co.	11,000	43,011
	Ruentex Industries Ltd.	99,619	187,779
	Sakura Development Co. Ltd.	42,000	51,274
	Sampo Corp.	83,000	71,101
	San Fang Chemical Industry Co. Ltd.	40,000	27,229
	San Fu Chemical Co. Ltd.	11,000	49,108
	San Shing Fastech Corp.	16,000	27,301
	Sanitar Co. Ltd.	8,000	10,031
	Sanyang Motor Co. Ltd.	101,000	180,363
*	Savior Lifetec Corp.	42,000	25,149
	ScinoPharm Taiwan Ltd.	36,000	33,325
	SDI Corp.	18,000	70,971
	Sea Sonic Electronics Co. Ltd.	6,000	13,703
	Senao International Co. Ltd.	18,000	20,460
	Senao Networks, Inc.	5,000	46,601
	Sensortek Technology Corp.	5,000	54,553
	Sercomm Corp.	54,000	144,796
	Sesoda Corp.	54,000	72,924
	Shanghai Commercial & Savings Bank Ltd.	249,881	377,917
	Shan-Loong Transportation Co. Ltd.	9,000	9,493
	Sharehope Medicine Co. Ltd.	20,999	27,801
	Sheng Yu Steel Co. Ltd.	37,000	31,093
	ShenMao Technology, Inc.	30,000	47,000
	Shih Her Technologies, Inc.	7,000	13,484
	Shih Wei Navigation Co. Ltd.	93,165	76,461
	Shihlin Electric & Engineering Corp.	67,000	219,690
	Shin Kong Financial Holding Co. Ltd.	1,291,000	352,837
	Shin Ruenn Development Co. Ltd.	17,260	24,604
	Shin Zu Shing Co. Ltd.	34,000	96,899
*	Shining Building Business Co. Ltd.	85,000	26,745
	Shinkong Insurance Co. Ltd.	53,000	88,772
	Shinkong Synthetic Fibers Corp.	259,000	148,628
	Shinkong Textile Co. Ltd.	36,000	47,480
	Shiny Chemical Industrial Co. Ltd.	15,500	65,269
	ShunSin Technology Holding Ltd.	11,000	29,185
*	Shuttle, Inc.	88,000	36,364
	Sigurd Microelectronics Corp.	121,000	205,775
	Silergy Corp.	13,000	205,196
	Silicon Integrated Systems Corp.	97,900	56,002
	Silicon Optronics, Inc.	4,000	10,399
	Simplo Technology Co. Ltd.	15,000	150,578
	Sinbon Electronics Co. Ltd.	14,000	155,223
	Sincere Navigation Corp.	75,000	55,191
	Singatron Enterprise Co. Ltd.	16,000	11,959
	Sinher Technology, Inc.	9,000	11,114
	Sinmag Equipment Corp.	12,000	41,051
	Sino-American Silicon Products, Inc.	78,000	375,931
	Sinon Corp.	82,000	99,062
	SinoPac Financial Holdings Co. Ltd.	1,149,375	625,490
	Sinopower Semiconductor, Inc.	4,000	13,727
	Sinphar Pharmaceutical Co. Ltd.	32,000	33,974
	Sinyi Realty, Inc.	54,000	51,105
	Sitronix Technology Corp.	23,000	171,272
	Siward Crystal Technology Co. Ltd.	34,000	41,715

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Soft-World International Corp.	10,000	$30,655
	Solar Applied Materials Technology Corp.	94,000	111,558
	Solomon Technology Corp.	21,000	23,083
	Solteam , Inc.	16,465	25,157
	Sonix Technology Co. Ltd.	34,000	55,136
	Southeast Cement Co. Ltd.	21,000	12,554
	Speed Tech Corp.	20,000	34,673
	Spirox Corp.	11,000	10,042
	Sporton International , Inc.	10,000	86,248
	Sports Gear Co. Ltd.	37,000	83,392
	St Shine Optical Co. Ltd.	12,000	97,505
	Standard Chemical & Pharmaceutical Co. Ltd.	12,000	29,801
	Standard Foods Corp.	77,000	101,292
	Stark Technology , Inc.	15,000	49,621
*	Sun Yad Construction Co. Ltd.	22,139	9,714
	Sunjuice Holdings Co. Ltd.	1,000	10,041
*	Sunko INK Co. Ltd.	30,000	17,249
	SunMax Biotechnology Co. Ltd.	8,000	71,803
	Sunny Friend Environmental Technology Co. Ltd.	9,000	46,501
	Sunonwealth Electric Machine Industry Co. Ltd.	27,000	46,317
	Sunplus Innovation Technology , Inc.	4,000	11,454
	Sunplus Technology Co. Ltd.	93,000	72,043
	Sunrex Technology Corp.	40,000	58,059
	Sunspring Metal Corp.	17,000	12,411
	Superior Plating Technology Co. Ltd.	7,000	13,922
	Supreme Electronics Co. Ltd.	87,000	123,143
	Swancor Holding Co. Ltd.	14,000	46,148
	Sweeten Real Estate Development Co. Ltd.	25,000	21,847
	Symtek Automation Asia Co. Ltd.	11,000	40,225
	Syncmold Enterprise Corp.	28,000	54,425
	Synnex Technology International Corp.	137,000	276,450
*	Sysgration	15,000	21,133
	Systex Corp.	34,000	90,370
	T3EX Global Holdings Corp.	34,000	85,458
	TA Chen Stainless Pipe	253,430	367,542
	Ta Liang Technology Co. Ltd.	5,000	6,900
	Ta Ya Electric Wire & Cable	114,940	102,876
	Tah Hsin Industrial Corp.	5,720	13,014
	TA-I Technology Co. Ltd.	21,000	32,700
*	Tai Tung Communication Co. Ltd.	12,000	6,068
	Taichung Commercial Bank Co. Ltd.	368,663	169,291
	TaiDoc Technology Corp.	9,000	53,975
	Taiflex Scientific Co. Ltd.	39,000	53,347
	Taimide Tech , Inc.	26,000	28,449
	Tainan Spinning Co. Ltd.	222,000	122,383
	Tai-Saw Technology Co. Ltd.	16,000	15,031
	Taishin Financial Holding Co. Ltd.	1,033,235	582,926
	TaiSol Electronics Co. Ltd.	13,000	20,281
	Taita Chemical Co. Ltd.	34,000	23,409
	TAI-TECH Advanced Electronics Co. Ltd.	18,000	60,530
	Taiwan Business Bank	578,948	263,139
	Taiwan Cement Corp.	380,076	479,468
	Taiwan Chinsan Electronic Industrial Co. Ltd.	13,000	15,937
	Taiwan Cogeneration Corp.	80,000	126,463
	Taiwan Cooperative Financial Holding Co. Ltd.	462,150	402,841
	Taiwan FamilyMart Co. Ltd.	7,000	47,811
	Taiwan Fertilizer Co. Ltd.	123,000	236,838
	Taiwan Fire & Marine Insurance Co. Ltd.	59,000	40,815
	Taiwan FU Hsing Industrial Co. Ltd.	33,000	46,642

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Glass Industry Corp.	117,000	$77,496
	Taiwan High Speed Rail Corp.	179,000	181,016
	Taiwan Hon Chuan Enterprise Co. Ltd.	59,000	192,155
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	36,000	52,435
	Taiwan IC Packaging Corp.	23,000	9,202
	Taiwan Line Tek Electronic	14,000	15,256
	Taiwan Mask Corp.	35,000	91,646
	Taiwan Mobile Co. Ltd.	86,000	289,771
	Taiwan Navigation Co. Ltd.	48,000	49,375
	Taiwan Paiho Ltd.	55,000	100,074
	Taiwan PCB Techvest Co. Ltd.	72,000	96,106
	Taiwan Pelican Express Co. Ltd.	7,000	10,536
	Taiwan Sakura Corp.	40,000	83,845
	Taiwan Sanyo Electric Co. Ltd.	19,000	22,893
	Taiwan Secom Co. Ltd.	36,000	127,201
	Taiwan Semiconductor Co. Ltd.	43,000	129,081
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,583,000	25,922,565
	Taiwan Shin Kong Security Co. Ltd.	61,000	81,688
	Taiwan Styrene Monomer.	120,000	65,704
	Taiwan Surface Mounting Technology Corp.	77,000	247,790
	Taiwan Taxi Co. Ltd.	6,000	23,531
*	Taiwan TEA Corp.	119,000	88,807
	Taiwan Union Technology Corp.	65,000	140,799
	Taiwan-Asia Semiconductor Corp.	49,000	56,179
	Taiyen Biotech Co. Ltd.	27,000	29,400
*	Tang Eng Iron Works Co. Ltd.	20,000	20,280
*	Tatung Co. Ltd.	170,000	180,570
	TBI Motion Technology Co. Ltd.	13,000	17,554
	TCI Co. Ltd.	15,000	101,369
	Te Chang Construction Co. Ltd.	13,000	15,374
	Teco Electric & Machinery Co. Ltd.	163,000	234,658
	Tehmag Foods Corp.	5,000	44,553
	Test Research , Inc.	36,000	75,477
	Test Rite International Co. Ltd.	31,000	20,885
*	Tex-Ray Industrial Co. Ltd.	32,000	11,980
	Thermaltake Technology Co. Ltd.	12,000	15,973
	Thinking Electronic Industrial Co. Ltd.	11,000	52,856
	Thye Ming Industrial Co. Ltd.	24,000	35,066
	Tofu Restaurant Co. Ltd.	2,000	16,207
	Ton Yi Industrial Corp.	205,000	138,835
	Tong Hsing Electronic Industries Ltd.	31,900	176,954
	Tong Ming Enterprise Co. Ltd.	9,000	12,487
	Tong Yang Industry Co. Ltd.	78,000	121,264
	Tong-Tai Machine & Tool Co. Ltd.	19,000	10,676
	Top Bright Holding Co. Ltd.	4,000	13,954
	Top Union Electronics Corp.	13,228	18,057
	Topco Scientific Co. Ltd.	27,000	164,233
	Topco Technologies Corp.	10,000	24,200
	Topkey Corp.	18,000	118,063
	Topoint Technology Co. Ltd.	35,000	33,049
	TPK Holding Co. Ltd.	96,000	117,029
	Trade-Van Information Services Co.	6,000	12,090
	Transcend Information , Inc.	42,000	97,155
	Transcom , Inc.	5,000	32,255
	Tripod Technology Corp.	106,000	397,357
*	TrueLight Corp.	12,000	9,091
	Trusval Technology Co. Ltd.	5,000	11,390
	Tsann Kuen Enterprise Co. Ltd.	8,419	11,426
	TSC Auto ID Technology Co. Ltd.	5,000	38,185

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
	TAIWAN — (Continued)
	TSRC Corp.	142,000	$128,529
	Ttet Union Corp.	7,000	34,176
	TTFB Co. Ltd.	3,945	29,818
	TTY Biopharm Co. Ltd.	38,000	95,126
	Tul Corp.	9,000	21,716
	Tung Ho Steel Enterprise Corp.	132,000	248,244
	Tung Thih Electronic Co. Ltd.	15,000	69,195
	Turvo International Co. Ltd.	11,000	41,417
	TXC Corp.	52,000	144,552
	TYC Brother Industrial Co. Ltd.	42,000	40,485
*	Tycoons Group Enterrise	77,000	24,456
	Tyntek Corp.	44,000	26,069
	UDE Corp.	11,000	13,641
	Ultra Chip , Inc.	9,000	30,708
	U-Ming Marine Transport Corp.	85,000	151,005
	Unic Technology Corp.	21,000	14,929
	Unimicron Technology Corp.	193,000	917,010
	Union Bank Of Taiwan	266,674	139,897
	Uni-President Enterprises Corp.	310,000	743,181
	Unitech Computer Co. Ltd.	13,000	14,549
*	Unitech Printed Circuit Board Corp.	141,841	83,186
	United Integrated Services Co. Ltd.	32,000	226,141
#	United Microelectronics Corp., Sponsored ADR	33,330	267,640
	United Microelectronics Corp.	840,000	1,351,019
*	United Orthopedic Corp.	12,000	24,574
	United Radiant Technology	17,000	12,838
	Univacco Technology , Inc.	17,000	15,361
	Universal Cement Corp.	88,000	81,127
*	Universal Microelectronics Co. Ltd.	18,000	22,745
	Universal Vision Biotechnology Co. Ltd.	9,300	121,760
	Unizyx Holding Corp.	34,895	46,996
	UPC Technology Corp.	135,000	65,829
	Userjoy Technology Co. Ltd.	6,000	15,830
	USI Corp.	157,000	130,592
	U-Tech Media Corp.	25,000	12,428
	Utechzone Co. Ltd.	7,000	20,273
	UVAT Technology Co. Ltd.	9,000	16,422
	Value Valves Co. Ltd.	4,000	12,555
	Vanguard International Semiconductor Corp.	136,000	385,439
	Ventec International Group Co. Ltd.	13,000	34,976
	VIA Labs , Inc.	4,000	26,663
	Viking Tech Corp.	11,000	26,775
	VisEra Technologies Co. Ltd.	10,000	70,459
	Visual Photonics Epitaxy Co. Ltd.	12,000	37,846
	Voltronic Power Technology Corp.	8,000	460,000
	Wafer Works Corp.	122,000	172,333
	Waffer Technology Corp.	25,907	81,170
	Wah Lee Industrial Corp.	42,000	119,451
	Walsin Lihwa Corp.	245,442	398,586
	Walsin Technology Corp.	61,000	190,155
	Walton Advanced Engineering , Inc.	69,000	30,416
	Wan Hai Lines Ltd.	147,400	313,382
	WEI Chih Steel Industrial Co. Ltd.	14,000	12,026
	Wei Chuan Foods Corp.	99,000	64,672
	Weikeng Industrial Co. Ltd.	78,000	76,053
	Well Shin Technology Co. Ltd.	25,000	45,288
	Weltrend Semiconductor.	15,000	23,450
	Wholetech System Hitech Ltd.	11,000	18,705
	Win Semiconductors Corp.	39,000	208,223

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Winbond Electronics Corp.	463,000	$392,907
	Winmate, Inc.	6,000	21,494
	Winstek Semiconductor Co. Ltd.	14,000	26,140
	WinWay Technology Co. Ltd.	5,000	116,542
	Wisdom Marine Lines Co. Ltd.	89,000	186,293
	Wistron Corp.	431,000	653,275
	Wistron Information Technology & Services Corp.	10,000	40,021
	Wistron NeWeb Corp.	50,000	150,817
	Wiwynn Corp.	9,000	342,510
	Wonderful Hi-Tech Co. Ltd.	36,000	38,267
*	Wowprime Corp.	13,000	134,474
	WPG Holdings Ltd.	252,000	410,696
	WT Microelectronics Co. Ltd.	70,000	151,581
	WUS Printed Circuit Co. Ltd.	33,000	30,725
	XinTec, Inc.	29,000	92,876
	Xxentria Technology Materials Corp.	35,000	76,054
	Yageo Corp.	21,836	353,982
	Yang Ming Marine Transport Corp.	278,000	573,510
	Yankey Engineering Co. Ltd.	8,000	74,315
	YC INOX Co. Ltd.	86,000	81,903
	Yea Shin International Development Co. Ltd.	31,573	28,252
	Yem Chio Co. Ltd.	102,000	57,002
	Yen Sun Technology Corp.	14,000	15,865
	Yeong Guan Energy Technology Group Co. Ltd.	20,000	51,432
	YFC-Boneagle Electric Co. Ltd.	23,000	21,262
	YFY, Inc.	223,000	223,971
	Yi Jinn Industrial Co. Ltd.	31,000	18,839
	Yieh Phui Enterprise Co. Ltd.	206,600	102,506
	YONGGU Group, Inc.	5,000	6,593
	Yonyu Plastics Co. Ltd.	12,000	12,898
	Young Fast Optoelectronics Co. Ltd.	15,000	14,915
	Youngtek Electronics Corp.	32,000	67,509
	Yuanta Financial Holding Co. Ltd.	603,840	444,491
	Yuanta Futures Co. Ltd.	14,000	23,414
	Yuen Chang Stainless Steel Co. Ltd.	18,000	11,575
	Yuen Foong Yu Consumer Products Co. Ltd.	46,000	57,671
	Yulon Finance Corp.	37,553	226,130
	Yulon Motor Co. Ltd.	77,000	202,459
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	6,000	14,508
	Yungshin Construction & Development Co. Ltd.	24,000	50,237
	YungShin Global Holding Corp.	53,000	79,712
	Yusin Holding Corp.	4,000	14,476
	Zeng Hsing Industrial Co. Ltd.	9,669	35,112
	Zenitron Corp.	47,000	49,387
	Zero One Technology Co. Ltd.	35,579	67,624
	Zhen Ding Technology Holding Ltd.	111,000	404,372
	Zhen Yu Hardware Co. Ltd.	4,000	11,957
*	Zhong Yang Technology Co. Ltd.	10,000	13,132
	Zig Sheng Industrial Co. Ltd.	75,000	25,324
*	Zinwell Corp.	57,000	35,892
	Zippy Technology Corp.	20,000	29,084
	ZongTai Real Estate Development Co. Ltd.	62,334	100,453

TOTAL TAIWAN			121,557,176

THAILAND — (3.0%)
	AAPICO Hitech PCL	46,400	43,482
	Absolute Clean Energy PCL	547,400	32,061
	Advanced Info Service PCL	61,400	384,790
	Advanced Information Technology PCL, Class F	185,950	28,044

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	AEON Thana Sinsap Thailand PCL	17,500	$98,909
*	Airports of Thailand PCL	147,500	316,403
	AJ Plast PCL	20,500	6,244
	Allianz Ayudhya Capital PCL	9,200	10,373
	Amata Corp. PCL	141,700	96,687
*	Ananda Development PCL	480,300	16,457
	AP Thailand PCL	471,100	173,830
	Asia Green Energy PCL	110,990	8,841
	Asia Plus Group Holdings PCL	335,500	26,724
	Asia Sermkij Leasing PCL, NVDR	30,000	24,380
	Asian Insulators PCL	64,800	10,627
	Asian Sea Corp. PCL, Class F	44,200	13,591
	Asiasoft Corp. PCL	23,900	10,289
	Asset World Corp. PCL	277,700	43,102
	Assetwise PCL	38,500	8,907
	B Grimm Power PCL	59,100	67,066
	Bangchak Corp. PCL	210,900	186,828
*	Bangkok Airways PCL	167,000	65,044
	Bangkok Bank PCL	66,200	304,368
	Bangkok Chain Hospital PCL	243,700	154,866
	Bangkok Commercial Asset Management PCL	132,200	51,103
	Bangkok Dusit Medical Services PCL, Class F	463,000	396,596
	Bangkok Expressway & Metro PCL	387,100	100,325
	Bangkok Insurance PCL	20,600	172,534
	Bangkok Land PCL	2,949,300	80,324
	Bangkok Life Assurance PCL, NVDR	48,900	40,097
	Banpu PCL	1,118,600	298,097
	Banpu Power PCL	65,300	26,007
	BCPG PCL	149,800	42,772
	BEC World PCL	169,900	38,809
	Berli Jucker PCL	83,700	95,594
*	Better World Green PCL	857,700	19,843
*	Beyond Securities PCL	56,100	12,157
	BG Container Glass PCL	65,500	18,894
*	Bound & Beyond PCL	54,600	23,984
	BTS Group Holdings PCL	391,700	88,325
	Bumrungrad Hospital PCL	36,000	250,911
	Buriram Sugar PCL, Class F	70,900	14,845
	Business Online PCL	31,100	9,108
	Cal-Comp Electronics Thailand PCL, Class F	708,987	42,355
	Carabao Group PCL, Class F	18,200	38,108
	Central Pattana PCL	73,300	145,967
*	Central Plaza Hotel PCL	38,100	61,087
	Central Retail Corp. PCL	146,600	192,118
	CH Karnchang PCL	82,300	50,854
	Charoen Pokphand Foods PCL	384,300	228,459
	Chularat Hospital PCL, Class F	817,500	83,791
	CK Power PCL	278,900	31,200
	Com7 PCL, Class F	122,600	90,655
*	Country Group Development PCL	1,753,500	19,513
*	Country Group Holdings PCL, Class F	655,000	15,153
	CP ALL PCL	105,000	199,099
	Delta Electronics Thailand PCL	118,000	251,395
*	Demco PCL	163,000	23,867
	Diamond Building Products PCL	45,400	10,304
*	DOD Biotech PCL	63,800	7,959
	Dohome PCL	90,036	34,013
	Don Muang Tollway PCL	61,000	22,330
	Dynasty Ceramic PCL	609,100	40,312

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Eastern Polymer Group PCL, Class F	202,900	$44,267
*	Eastern Power Group PCL	102,900	9,462
	Eastern Water Resources Development & Management PCL, Class F	110,200	16,007
	Ekachai Medical Care PCL	81,952	19,560
	Electricity Generating PCL	13,300	60,955
	Energy Absolute PCL	46,900	93,051
	Esso Thailand PCL	130,100	33,147
	Forth Corp. PCL	31,800	25,842
	Forth Smart Service PCL	23,400	6,304
	Fortune Parts Industry PCL, Class F	107,900	7,710
	Frasers Property Thailand PCL	68,900	30,669
*	General Engineering PCL	986,800	7,225
	GFPT PCL	128,100	40,140
	Global Green Chemicals PCL, Class F	58,600	22,137
	Global Power Synergy PCL, Class F.	43,200	80,966
*	Green Tech Ventures PCL, Class F	3,513,400	27,780
	Gulf Energy Development PCL	94,000	139,703
	Gunkul Engineering PCL	344,800	38,168
	Hana Microelectronics PCL	58,900	71,582
	Home Product Center PCL	409,100	167,725
	Hwa Fong Rubber Thailand PCL	46,200	7,103
	Ichitan Group PCL	96,100	35,741
	Index Livingmall PCL	11,500	6,971
	Indorama Ventures PCL	206,800	205,907
*	Interlink Telecom PCL	146,500	12,871
	Intouch Holdings PCL, Class F	14,800	32,506
	IRPC PCL	1,657,100	114,525
*	Italian-Thai Development PCL	788,200	32,315
*	Jasmine International PCL	725,300	39,507
	Jaymart Group Holdings PCL	51,400	29,804
	JMT Network Services PCL	34,900	40,370
	Karmarts PCL	81,400	19,547
	KCE Electronics PCL	72,500	80,679
	KGI Securities Thailand PCL	357,500	47,321
	Khon Kaen Sugar Industry PCL	448,000	45,394
	Kiatnakin Phatra Bank PCL	14,800	26,005
	Krung Thai Bank PCL	130,100	68,579
	Krungthai Card PCL	73,800	114,004
	Lalin Property PCL	77,200	19,669
	Land & Houses PCL	578,300	165,966
	Lanna Resources PCL	46,300	19,660
	LH Financial Group PCL	520,700	16,316
*	Loxley PCL	153,300	8,934
	LPN Development PCL	269,000	36,079
	Major Cineplex Group PCL	66,900	31,738
	MBK PCL	181,608	76,584
	MC Group PCL	82,900	24,763
	MCS Steel PCL	99,900	25,452
*	MDX PCL	62,800	6,989
	Mega Lifesciences PCL	56,800	68,198
	Minor International PCL	344,900	318,159
	MK Restaurants Group PCL	37,400	53,941
*	Mono Next PCL	486,800	17,820
	Muangthai Capital PCL	72,600	72,286
	Netbay PCL	28,600	18,593
	Ngern Tid Lor PCL	105,862	65,723
	Noble Development PCL	212,600	30,507
	Northeast Rubber PCL	279,800	40,478
	NSL Foods PCL	40,500	24,314

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Nusasiri PCL	759,400	$21,572
	Origin Property PCL, Class F	243,000	83,971
	Osotspa PCL	58,900	50,884
	Plan B Media PCL, Class F	338,888	80,883
*	Platinum Group PCL, Class F	364,500	37,147
	Polyplex Thailand PCL	61,000	29,118
*	Power Solution Technologies PCL, Class F	266,900	10,864
	Praram 9 Hospital PCL	70,900	40,488
	Precious Shipping PCL	228,000	82,794
	Prima Marine PCL	172,000	30,977
*	Principal Capital PCL	128,900	18,044
	Property Perfect PCL	1,293,915	14,778
	Pruksa Holding PCL	141,600	51,419
*	PSG Corp. PCL	1,221,400	37,199
	PTG Energy PCL	124,200	49,465
	PTT Exploration & Production PCL	141,900	615,014
	PTT Global Chemical PCL	134,400	163,338
	PTT Oil & Retail Business PCL	79,700	51,815
	PTT PCL	995,000	903,287
	Quality Houses PCL	1,397,300	96,570
	R&B Food Supply PCL	41,000	12,607
	Rabbit Holdings PCL, Class F	726,300	15,739
*	Raimon Land PCL	720,500	13,715
	Rajthanee Hospital PCL	21,200	17,694
	Ramkhamhaeng Hospital PCL, Class F	19,700	30,576
	Ratch Group PCL	55,200	61,024
	Ratchaphruek Hospital PCL, Class F	55,300	9,474
	Ratchthani Leasing PCL	458,900	48,917
	Regional Container Lines PCL	80,900	57,333
	Rojana Industrial Park PCL	195,800	35,837
	RS PCL	109,230	46,702
*	S Hotels & Resorts PCL	817,400	83,302
	S Kijchai Enterprise PCL, Class F	105,200	14,726
	Sabina PCL	36,200	29,683
	Sahamitr Pressure Container PCL	52,000	16,903
	Saha-Union PCL	31,400	26,437
*	Samart Corp. PCL	111,900	13,042
	Sansiri PCL	2,131,300	118,588
	Sappe PCL	34,200	62,346
	SC Asset Corp. PCL	436,400	55,465
	SCB X PCL	36,100	109,418
	SCG Ceramics PCL	288,200	17,386
	SCG Packaging PCL	67,800	87,362
	SCGJWD Logistics PCL	71,800	37,848
	Sena Development PCL	185,900	18,836
	Sermsang Power Corp. Co. Ltd.	60,060	16,093
*	Seven Utilities & Power PLC	513,900	8,879
	Siam Cement PCL	16,000	147,126
	Siam City Cement PCL	10,300	40,570
	Siam Global House PCL	127,866	64,031
	Siamgas & Petrochemicals PCL	216,500	55,476
	Sikarin PCL, Class F.	105,200	27,881
*	Simat Technologies PCL	142,700	8,943
	Singer Thailand PCL	15,700	6,529
	Singha Estate PCL	408,100	19,361
	Sino-Thai Engineering & Construction PCL	168,300	57,172
	SiS Distribution Thailand PCL	11,100	6,761
	SNC Former PCL	42,900	16,960
	Somboon Advance Technology PCL	43,500	25,096

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	SPCG PCL	143,200	$53,258
	Sri Trang Agro-Industry PCL	199,700	115,209
	Sri Trang Gloves Thailand PCL	214,600	57,189
	Srisawad Capital 1969 PCL, Class F	14,000	11,582
	Srisawad Corp. PCL	44,900	72,976
	Srivichai Vejvivat PCL	49,900	12,494
	Star Petroleum Refining PCL	305,900	86,895
	Starflex PCL	70,500	6,854
*	STARK Corp. PCL	869,700	60,616
	Stars Microelectronics Thailand PCL	112,600	13,520
*	STP & I PCL	268,500	31,609
	Supalai PCL	161,300	100,141
	Super Energy Corp. PCL	3,869,400	67,989
	Susco PCL	78,800	7,800
	SVI PCL	87,400	24,315
	Synnex Thailand PCL	32,400	12,240
	Syntec Construction PCL	243,200	11,751
	TAC Consumer PCL, Class F	90,100	14,776
	Taokaenoi Food & Marketing PCL, Class F	103,800	28,118
	Tata Steel Thailand PCL	439,200	13,505
	Thai Oil PCL	162,579	221,390
	Thai Stanley Electric PCL, Class F	5,900	31,360
	Thai Union Group PCL, Class F	399,300	161,369
	Thai Vegetable Oil PCL	115,320	88,649
	Thaicom PCL	111,000	39,007
	Thaifoods Group PCL, Class F.	274,800	41,444
	Thaire Life Assurance PCL, Class F	114,500	15,558
	Thanachart Capital PCL	31,700	40,150
	Thonburi Healthcare Group PCL	62,600	122,826
	Thoresen Thai Agencies PCL	324,300	68,379
	Tipco Asphalt PCL	155,800	91,707
	Tisco Financial Group PCL	24,900	65,809
	TKS Technologies PCL	84,500	24,127
	TMBThanachart Bank PCL	1,830,774	77,740
	TMT Steel PCL	57,900	12,886
	TOA Paint Thailand PCL	40,700	34,863
	TPI Polene PCL	1,522,200	66,866
	TPI Polene Power PCL	700,800	68,135
	TQM Alpha PCL	40,000	29,870
	Triple i Logistics PCL	74,613	27,094
*	Triton Holding PCL	1,691,000	6,933
	True Corp. PCL	1,320,290	307,381
*	TTCL PCL	108,200	12,738
	TTW PCL	169,300	42,886
	Union Auction PCL	36,100	9,620
*	Unique Engineering & Construction PCL	80,800	8,660
	United Paper PCL	43,200	15,181
	Univanich Palm Oil PCL	157,900	34,218
	Vanachai Group PCL	101,000	14,138
	VGI PCL	305,610	30,071
	Vibhavadi Medical Center PCL	588,800	44,831
	WHA Corp. PCL	993,300	127,989
	WHA Utilities & Power PCL	109,700	11,951
	WICE Logistics PCL	55,900	13,751
	Workpoint Entertainment PCL	39,100	18,435
*	Xspring Capital PCL	941,800	28,959
	YGGDRAZIL Group PCL	41,400	8,608

TOTAL THAILAND			15,424,376

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (1.4%)
	Adese Alisveris Merkezleri Ticaret AS	296,202	$19,198
	Agesa Hayat ve Emeklilik AS	6,160	9,348
	Akbank TAS	395,154	326,711
	Aksa Akrilik Kimya Sanayii AS	23,808	80,350
	Aksa Enerji Uretim AS	15,529	22,345
	Alarko Holding AS	13,593	41,201
*	Albaraka Turk Katilim Bankasi AS	255,197	34,156
	Alkim Alkali Kimya AS	12,658	17,935
*	Anadolu Anonim Turk Sigorta Sirketi	51,744	47,839
	Anadolu Efes Biracilik Ve Malt Sanayii AS	26,171	84,758
	Anadolu Hayat Emeklilik AS	11,590	8,930
	Arcelik AS	8,540	42,553
	Aselsan Elektronik Sanayi Ve Ticaret AS	13,547	31,171
*	Aydem Yenilenebilir Enerji AS, Class A	60,878	41,018
	Ayen Enerji AS	5,752	6,929
	Aygaz AS	13,679	45,761
*	Bagfas Bandirma Gubre Fabrikalari AS	16,111	19,976
*	Banvit Bandirma Vitaminli Yem Sanayii AS	2,129	7,947
*	Baticim Bati Anadolu Cimento Sanayii AS	16,938	28,531
	Bera Holding AS	127,012	66,369
	BIM Birlesik Magazalar AS	32,567	261,676
*	Biotrend Cevre VE Enerji Yatirimlari AS	26,210	19,947
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	8,496	52,117
	Borusan Yatirim ve Pazarlama AS	766	33,628
#	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	10,783	24,050
*	Bursa Cimento Fabrikasi AS	160,095	43,654
*	Cemas Dokum Sanayi AS	201,537	16,692
	Cemtas Celik Makina Sanayi Ve Ticaret AS	6,799	13,724
	Cimsa Cimento Sanayi VE Ticaret AS	6,203	27,059
	Coca-Cola Icecek AS	8,402	101,770
	Deva Holding AS	9,169	18,398
	Dogan Sirketler Grubu Holding AS	285,975	126,030
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	91,064	29,145
	Dogus Otomotiv Servis ve Ticaret AS	8,461	53,262
	Eczacibasi Yatirim Holding Ortakligi AS	1,568	10,661
	EGE Endustri VE Ticaret AS	155	36,209
	EGE Gubre Sanayii AS	5,068	17,981
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	36,000	54,831
Ω	Enerjisa Enerji AS	25,463	36,516
	Enka Insaat ve Sanayi AS	37,983	53,452
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	1,770	10,745
	Eregli Demir ve Celik Fabrikalari TAS	101,404	173,034
	Esenboga Elektrik Uretim AS	2,971	8,155
*	Fenerbahce Futbol AS	8,132	21,610
	Ford Otomotiv Sanayi AS	3,559	98,379
	Galata Wind Enerji AS	24,844	20,017
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	10,300	23,630
*	Global Yatirim Holding AS	109,932	42,655
*	Goodyear Lastikleri TAS	2,920	2,102
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	71,531	46,752
	GSD Holding AS	193,884	26,541
*	Gubre Fabrikalari TAS	6,051	62,930
*	Hektas Ticaret TAS	88,570	122,818
*	Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS	258,662	11,446
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	22,320	20,419
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	16,131	20,705
*	Is Finansal Kiralama AS	69,358	19,859
	Is Yatirim Menkul Degerler AS, Class A	21,889	49,452
*	Izmir Demir Celik Sanayi AS	96,432	23,500

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	56,247	$42,249
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	19,438	13,763
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	154,029	118,782
*	Karel Elektronik Sanayi ve Ticaret AS	17,399	14,382
*	Karsan Otomotiv Sanayii Ve Ticaret AS	60,736	26,564
	Kartonsan Karton Sanayi ve Ticaret AS	4,176	14,077
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	253,656	14,616
*	Kerevitas Gida Sanayi ve Ticaret AS	26,993	12,698
	KOC Holding AS	67,156	261,450
*	Konya Cimento Sanayii AS	67	9,809
	Kordsa Teknik Tekstil AS	9,607	31,818
	Koza Altin Isletmeleri AS	31,563	30,696
*	Koza Anadolu Metal Madencilik Isletmeleri AS	20,685	37,705
	Logo Yazilim Sanayi Ve Ticaret AS	9,343	28,608
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	13,824	74,564
*	Menderes Tekstil Sanayi ve Ticaret AS	26,505	9,491
*	Migros Ticaret AS	14,486	129,971
* Ω	MLP Saglik Hizmetleri AS	15,921	54,089
*	NET Holding AS	44,398	23,386
*	Netas Telekomunikasyon AS	7,486	11,940
	Nuh Cimento Sanayi AS	9,817	65,165
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	199,039	61,042
	Otokar Otomotiv Ve Savunma Sanayi AS	1,137	49,134
*	Oyak Cimento Fabrikalari AS	62,108	96,468
	Oyak Yatirim Menkul Degerler AS	18,344	34,939
*	Pamukova Yenilenebilir Elektrik Uretim AS	1,159	12,354
*	Pegasus Hava Tasimaciligi AS	7,493	171,117
*	Peker Gayrimenkul Yatirim Ortakligi AS	59,810	17,289
*	Petkim Petrokimya Holding AS	100,092	66,955
*	Reysas Tasimacilik ve Lojistik Ticaret AS	31,824	46,491
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	60,279	90,134
*	Sasa Polyester Sanayi AS	21,558	110,564
	Sekerbank Turk AS	223,898	25,500
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	20,821	32,546
*	Sok Marketler Ticaret AS	63,456	108,485
	Tat Gida Sanayi AS	21,388	21,747
*	TAV Havalimanlari Holding AS	21,951	79,610
	Tekfen Holding AS	26,266	38,932
*	Teknosa Ic Ve Dis Ticaret AS	34,354	28,972
	Tofas Turk Otomobil Fabrikasi AS	9,990	98,677
*	Tukas Gida Sanayi ve Ticaret AS	34,867	23,766
*	Tumosan Motor ve Traktor Sanayi AS	6,241	14,501
*	Turk Hava Yollari AO	49,586	326,098
	Turk Telekomunikasyon AS	86,749	72,655
	Turk Traktor ve Ziraat Makineleri AS	1,156	33,180
	Turkcell Iletisim Hizmetleri AS	131,874	224,653
#	Turkiye Garanti Bankasi AS	77,409	109,142
*	Turkiye Halk Bankasi AS	109,236	59,098
	Turkiye Is Bankasi AS, Class C	274,853	153,206
	Turkiye Petrol Rafinerileri AS	102,312	349,383
	Turkiye Sigorta AS	45,055	21,884
*	Turkiye Sinai Kalkinma Bankasi AS	395,220	80,072
	Turkiye Sise ve Cam Fabrikalari AS	32,657	61,954
*	Turkiye Vakiflar Bankasi TAO, Class D	202,132	89,495
*	Ulker Biskuvi Sanayi AS	34,074	52,593
	Vestel Beyaz Esya Sanayi ve Ticaret AS	47,576	25,904
*	Vestel Elektronik Sanayi ve Ticaret AS	33,317	70,863
	Yapi ve Kredi Bankasi AS	397,148	193,765
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	20,866	33,146

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Ziraat Gayrimenkul Yatirim Ortakligi AS	88,008	$17,884
*	Zorlu Enerji Elektrik Uretim AS	217,824	49,671

TOTAL TURKEY.			7,098,269

UNITED ARAB EMIRATES — (2.2%)
	Abu Dhabi Commercial Bank PJSC	261,987	629,463
	Abu Dhabi Islamic Bank PJSC	257,466	797,648
	Abu Dhabi National Hotels	78,291	95,002
	Abu Dhabi National Insurance Co. PSC	30,691	46,655
	Abu Dhabi National Oil Co. for Distribution PJSC	267,633	320,155
	Abu Dhabi Ship Building Co. PJSC	17,840	19,869
	ADNOC Drilling Co. PJSC	61,337	71,703
	Agthia Group PJSC	88,167	111,008
	Air Arabia PJSC	539,670	322,418
*	Ajman Bank PJSC	292,438	130,745
*	AL Seer Marine Supplies & Equipment Co. LLC	30,024	62,788
	AL Yah Satellite Communications Co-PJSC-Yah Sat	130,651	91,506
	Aldar Properties PJSC	358,886	529,352
*	Alpha Dhabi Holding PJSC	30,022	179,961
	Amanat Holdings PJSC	249,243	61,152
*	Amlak Finance PJSC	166,309	38,435
*	Apex Investment Co. PSC	216,332	115,734
	Aramex PJSC	112,894	100,525
*	Arkan Building Materials Co.	329,903	138,884
	Dana Gas PJSC	869,004	211,827
*	Deyaar Development PJSC	297,806	43,151
	Dubai Financial Market PJSC	281,095	115,307
	Dubai Investments PJSC	523,573	350,099
	Dubai Islamic Bank PJSC	479,058	726,786
	Emaar Development PJSC	301,909	455,413
	Emaar Properties PJSC	959,166	1,555,058
	Emirates Driving Co.	5,325	36,939
	Emirates Integrated Telecommunications Co. PJSC	156,873	215,972
	Emirates NBD Bank PJSC	220,921	849,725
	Emirates Telecommunications Group Co. PJSC	234,115	1,532,506
*	Eshraq Investments PJSC	300,108	41,515
	Fertiglobe PLC	194,815	204,032
	First Abu Dhabi Bank PJSC	212,040	819,918
*	Ghitha Holding PJSC	2,649	30,665
*	Gulf Navigation Holding PJSC	86,131	27,926
*	Gulf Pharmaceutical Industries PSC	35,344	9,361
	Islamic Arab Insurance Co.	69,707	12,251
*	Manazel PJSC	213,292	22,136
*	Palms Sports PrJSC	4,850	13,082
*	RAK Properties PJSC	220,095	37,219
	Ras Al Khaimah Ceramics	133,809	95,456
*	SHUAA Capital PSC	247,215	23,510
*	Union Properties PJSC	370,443	26,127

TOTAL UNITED ARAB EMIRATES			11,318,984

TOTAL COMMON STOCKS			508,514,437

PREFERRED STOCKS — (1.2%)
BRAZIL — (1.2%)
*	Alpargatas SA.	30,027	44,609
	Banco ABC Brasil SA	19,700	66,038
Ω	Banco BMG SA	38,100	15,888
	Banco Bradesco SA	221,590	615,306

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
BRAZIL — (Continued)
Banco do Estado do Rio Grande do Sul SA Class B	45,300	$96,634
Banco Pan SA	40,618	43,649
Braskem SA Class A	36,100	143,233
Centrais Eletricas Brasileiras SA Class B	14,800	108,037
Centrais Eletricas de Santa Catarina SA	1,300	13,042
Cia de Ferro Ligas da Bahia FERBASA	10,100	104,284
Cia de Saneamento do Parana	162,700	124,607
Cia Energetica de Minas Gerais	108,999	269,886
Cia Energetica do Ceara Class A	700	7,017
Cia Paranaense de Energia	193,600	311,294
CTEEP-Cia de Transmissao de Energia Eletrica Paulista	24,100	111,373
Eucatex SA Industria e Comercio	11,500	19,944
Itau Unibanco Holding SA	233,500	1,213,425
Marcopolo SA	156,400	112,570
Petroleo Brasileiro SA	393,214	1,868,393
Raizen SA	142,130	90,901
Randon SA Implementos e Participacoes	58,200	96,382
Schulz SA	26,200	23,007
Taurus Armas SA	23,000	78,852
Track & Field Co. SA	3,900	8,038
Unipar Carbocloro SA Class B	8,310	108,711
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	124,000	178,997

TOTAL BRAZIL		5,874,117

CHILE — (0.0%)
Embotelladora Andina SA Class B	11,586	29,023
Sociedad Quimica y Minera de Chile SA Class B	696	47,119

TOTAL CHILE		76,142

COLOMBIA — (0.0%)
Grupo Aval Acciones y Valores SA	317,593	39,750
Grupo de Inversiones Suramericana SA	5,755	14,210

TOTAL COLOMBIA		53,960

INDIA — (0.0%)
Sundaram-Clayton Ltd.	1,744,640	72,483

TOTAL PREFERRED STOCKS		6,076,702

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
* 3R Petroleum Oleo E Gas SA Rights 05/22/23	5,383	8,288
* Localiza Rent a Car SA Rights 05/11/23	181	623
* Meliuz SA Rights 05/25/23	663	77

TOTAL BRAZIL		8,988

KUWAIT — (0.0%)
* Arabi Group Holding KSC Rights 05/01/23	22,953	7,490

TAIWAN — (0.0%)
* Acer, Inc. Rights 06/16/23	196	0
* Taiwan Cogeneration Corp. Rights 04/19/23	10,865	6,429

TOTAL TAIWAN		6,429

THAILAND — (0.0%)
* Better World Green PCL Warrants 03/13/24	142,950	0

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
	THAILAND — (Continued)
*	Kiatnakin Phatra Bank PCL Warrants 04/26/24	2,466	$0

	TOTAL RIGHTS/WARRANTS		22,907

	MUTUAL FUNDS — (0.0%)
	UNITED STATES — (0.0%)
	BRPR Corporate Offices Fundo de Investimento Imobiliario	675	7,954

	TOTAL INVESTMENT SECURITIES (Cost $ 538,854,379)		514,622,000

			Value†
	SECURITIES LENDING COLLATERAL — (0.8%)
@ §	The DFA Short Term Investment Fund	361,428	4,180,636

	TOTAL INVESTMENTS — (100.0%) (Cost $ 543,034,341)		$518,802,636

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
SA	Special Assessment
»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$29,693,702	$321,905	—	$30,015,607
Chile	1,302,659	2,556,711	—	3,859,370
Colombia	840,934	3,157	—	844,091
Czech Republic	—	863,740	—	863,740
Egypt	159,521	—	—	159,521
Greece	24,702	3,097,449	—	3,122,151
Hungary	—	1,115,629	—	1,115,629
India	7,882,009	100,403,578	$19,289	108,304,876
Indonesia	44,394	15,255,026	4,317	15,303,737
Kuwait	2,553,687	266,975	—	2,820,662
Malaysia	—	11,515,002	—	11,515,002
Mexico	17,565,794	—	—	17,565,794
Peru	410,759	—	—	410,759
Philippines	161,211	5,070,546	—	5,231,757
Poland	—	6,804,549	—	6,804,549
Qatar	—	6,590,008	—	6,590,008
Saudi Arabia	30,119	27,129,383	—	27,159,502
South Africa	3,332,227	21,533,420	—	24,865,647
South Korea	5,390,599	81,152,163	20,468	86,563,230
Taiwan	732,684	120,822,248	2,244	121,557,176

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Thailand	$14,171,352	$1,253,024	—		$15,424,376
Turkey	—	7,098,269	—		7,098,269
United Arab Emirates	—	11,318,984	—		11,318,984
Preferred Stocks
Brazil	5,858,229	15,888	—		5,874,117
Chile	—	76,142	—		76,142
Colombia	53,960	—	—		53,960
India	—	72,483	—		72,483
Rights/Warrants
Brazil	—	8,988	—		8,988
Kuwait	—	7,490	—		7,490
Taiwan	—	6,429	—		6,429
Mutual Funds	7,954	—	—		7,954
Securities Lending Collateral	—	4,180,636	—		4,180,636

TOTAL	$90,216,496	$428,539,822	$46,318	^	$518,802,636

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.6%)
COMMUNICATION SERVICES — (8.8%)
	Activision Blizzard, Inc.	911,090	$70,800,804
	AT&T, Inc.	18,009,033	318,219,613
*	Charter Communications, Inc., Class A	796	293,485
	Comcast Corp., Class A	13,738,104	568,345,363
	Electronic Arts, Inc.	117,159	14,911,998
#	Fox Corp., Class A	1,008,994	33,559,140
	Fox Corp., Class B	397,338	12,134,703
#	Interpublic Group of Cos., Inc.	974,877	34,832,355
# *	Liberty Broadband Corp., Class A	27,366	2,313,248
*	Liberty Broadband Corp., Class C	199,990	16,955,152
*	Liberty Media Corp.-Liberty Formula One, Class A	39,281	2,544,623
# *	Liberty Media Corp.-Liberty Formula One, Class C	78,309	5,653,127
*	Liberty Media Corp.-Liberty SiriusXM, Class A	156,619	4,400,994
*	Liberty Media Corp.-Liberty SiriusXM, Class C	357,358	9,984,583
#	Lumen Technologies, Inc.	2,784,246	6,598,663
# *	Madison Square Garden Entertainment Corp.	8,266	266,744
*	Meta Platforms, Inc., Class A.	1,308,997	314,578,159
	News Corp., Class A	577,757	10,174,301
#	News Corp., Class B	64,856	1,151,194
#	Paramount Global, Class B	1,489,752	34,755,914
# *	Sphere Entertainment Co.	8,266	232,605
*	Take-Two Interactive Software, Inc.	24,929	3,098,425
*	T-Mobile U.S., Inc.	1,545,488	222,395,723
	Verizon Communications, Inc.	11,373,951	441,650,517
*	Walt Disney Co	1,947,638	199,632,895
*	Warner Bros Discovery, Inc.	2,772,176	37,729,315

TOTAL COMMUNICATION SERVICES			2,367,213,643

CONSUMER DISCRETIONARY — (5.5%)
	Advance Auto Parts, Inc.	260,009	32,638,930
*	Aptiv PLC	261,117	26,858,495
#	Aramark.	803,405	27,878,153
	Autoliv, Inc.	269,146	23,095,418
	BorgWarner, Inc.	1,102,997	53,087,246
*	CarMax, Inc.	385,771	27,015,543
#	Dick’s Sporting Goods, Inc.	20,800	3,016,208
#	DR Horton, Inc.	2,494,501	273,946,100
	eBay, Inc.	26,899	1,248,921
	Ford Motor Co.	7,869,237	93,486,535
	Garmin Ltd.	536,870	52,704,528
	General Motors Co.	4,532,565	149,755,948
	Gentex Corp.	994,834	27,447,470
	Genuine Parts Co.	925	155,687
#	Hasbro, Inc.	65,998	3,908,402
# *	Hyatt Hotels Corp., Class A	127,405	14,562,391
	Lear Corp.	317,608	40,545,837
	Lennar Corp., Class A	1,104,394	124,586,687
#	Lennar Corp., Class B	37,985	3,715,693
#	Lithia Motors, Inc.	2,694	595,078
	LKQ Corp.	1,699,192	98,094,354
	MGM Resorts International	1,566,881	70,384,294
*	Mohawk Industries, Inc.	279,953	29,647,023
#	Penske Automotive Group, Inc.	93,801	12,998,943

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	PulteGroup, Inc.	1,956,203	$131,359,031
# *	Qurate Retail, Inc., Class A	63,525	50,604
#	Ralph Lauren Corp.	233,423	26,794,626
# *	Royal Caribbean Cruises Ltd.	515,836	33,751,149
	Tapestry, Inc.	358,209	14,618,509
	Valvoline, Inc.	119,931	4,143,616
	VF Corp.	1,070	25,156
#	Whirlpool Corp.	476,476	66,511,285

TOTAL CONSUMER DISCRETIONARY			1,468,627,860

CONSUMER STAPLES — (4.9%)
	Archer-Daniels-Midland Co.	1,129,118	88,161,533
*	BellRing Brands, Inc.	100,936	3,632,687
	Bunge Ltd.	584,509	54,710,042
#	Campbell Soup Co.	75,598	4,104,971
	Casey’s General Stores, Inc.	700	160,174
	Conagra Brands, Inc.	711,380	27,003,985
	Constellation Brands, Inc., Class A	292,549	67,131,219
*	Darling Ingredients, Inc.	500,847	29,835,456
*	Dollar Tree, Inc.	715,024	109,906,339
	General Mills, Inc.	2,002,753	177,503,998
#	Hormel Foods Corp.	256,007	10,352,923
	Ingredion, Inc.	6,180	656,131
#	J M Smucker Co.	640,719	98,933,421
	Keurig Dr Pepper, Inc.	148,220	4,846,794
	Kroger Co.	3,346,505	162,740,538
	McCormick & Co., Inc.	34,185	3,003,152
#	Molson Coors Beverage Co., Class B	450,930	26,821,316
	Mondelez International, Inc., Class A	2,277,202	174,706,938
*	Performance Food Group Co.	34,200	2,143,998
*	Pilgrim’s Pride Corp.	6,211	141,673
	Seaboard Corp.	13	51,234
	Tyson Foods, Inc., Class A	1,698,335	106,128,954
# *	U.S. Foods Holding Corp.	808,080	31,030,272
#	Walgreens Boots Alliance, Inc.	971,954	34,261,379
	Walmart, Inc.	587,216	88,652,000

TOTAL CONSUMER STAPLES			1,306,621,127

ENERGY — (14.9%)
# *	Antero Resources Corp.	543,816	12,502,330
	Baker Hughes Co.	601,869	17,598,649
#	Chesapeake Energy Corp.	198,413	16,404,787
	Chevron Corp.	5,028,204	847,654,630
	ConocoPhillips.	4,333,458	445,869,494
#	Coterra Energy, Inc.	1,165,041	29,825,050
	Devon Energy Corp.	761,239	40,673,000
	Diamondback Energy, Inc.	377,958	53,745,628
#	EOG Resources, Inc.	1,168,138	139,557,447
#	EQT Corp.	356,304	12,413,631
	Exxon Mobil Corp.	11,391,683	1,348,091,766
	Halliburton Co.	1,268,080	41,529,620
	Hess Corp.	553,097	80,232,251
	HF Sinclair Corp.	253,216	11,169,358
	Kinder Morgan, Inc.	4,553,551	78,093,400
	Marathon Oil Corp.	1,253,145	30,275,983
	Marathon Petroleum Corp.	1,358,505	165,737,610
	Occidental Petroleum Corp.	1,487,423	91,521,137
	ONEOK, Inc.	494,379	32,337,330

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	Ovintiv, Inc.	176,133	$6,354,879
	Phillips 66	746,270	73,880,730
	Pioneer Natural Resources Co.	481,859	104,828,425
	Schlumberger NV	1,873,139	92,439,410
	Targa Resources Corp.	239,951	18,123,499
	Valero Energy Corp.	900,872	103,302,992
	Vitesse Energy, Inc.	35,597	654,985
	Williams Cos., Inc.	3,720,143	112,571,527

TOTAL ENERGY			4,007,389,548

FINANCIALS — (19.4%)
	Aflac, Inc.	1,547,828	108,115,786
	Allstate Corp.	676,331	78,292,077
#	Ally Financial, Inc.	2,648,489	69,867,140
	American Financial Group, Inc.	262,762	32,248,780
	American International Group, Inc.	1,904,953	101,038,707
	Apollo Global Management, Inc.	140,437	8,902,301
*	Arch Capital Group Ltd.	521,287	39,133,015
	Assurant, Inc.	220,625	27,165,556
	Axis Capital Holdings Ltd.	3,443	194,667
	Bank of America Corp.	10,884,314	318,692,714
	Bank of New York Mellon Corp.	2,360,323	100,526,157
*	Berkshire Hathaway, Inc., Class B	1,859,637	610,983,736
	BOK Financial Corp.	6,114	512,781
	Capital One Financial Corp.	1,612,985	156,943,440
#	Carlyle Group, Inc.	800	24,264
	Charles Schwab Corp.	3,700	193,288
	Chubb Ltd.	586,765	118,268,353
	Cincinnati Financial Corp.	11,885	1,265,039
	Citigroup, Inc.	3,065,767	144,305,653
	Citizens Financial Group, Inc.	922,786	28,550,999
	CNA Financial Corp.	187,747	7,305,236
	Comerica, Inc.	154,602	6,705,089
	Discover Financial Services	319,480	33,056,596
	East West Bancorp, Inc.	107,578	5,560,707
	Equitable Holdings, Inc.	10,374	269,620
	Everest Re Group Ltd.	88,971	33,631,038
#	F&G Annuities & Life, Inc.	8,261	151,424
#	Fidelity National Financial, Inc.	121,493	4,311,787
	Fidelity National Information Services, Inc.	665,494	39,077,808
	Fifth Third Bancorp	3,458,014	90,599,967
#	First Citizens BancShares, Inc., Class A	7,375	7,427,952
	First Horizon Corp.	75,600	1,326,780
*	Fiserv, Inc.	549,232	67,072,212
#	Franklin Resources, Inc.	271,081	7,286,657
	Global Payments, Inc.	247,994	27,951,404
	Globe Life, Inc.	11,967	1,298,659
	Goldman Sachs Group, Inc.	899,750	309,010,140
	Hartford Financial Services Group, Inc.	2,136,542	151,673,117
	Huntington Bancshares, Inc.	3,221,658	36,082,570
	Jefferies Financial Group, Inc.	302,462	9,687,858
	JPMorgan Chase & Co.	6,443,887	890,802,939
	KeyCorp	3,701,040	41,673,710
	Lincoln National Corp.	33,297	723,544
	Loews Corp.	747,981	43,061,266
	M&T Bank Corp.	213,565	26,866,477
*	Markel Corp.	3,473	4,752,905
	MetLife, Inc.	452,065	27,725,146
	Morgan Stanley	3,204,841	288,339,545

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Northern Trust Corp.	208,906	$16,328,093
	Old Republic International Corp	745,739	18,844,825
*	PayPal Holdings, Inc.	85,031	6,462,356
	PNC Financial Services Group, Inc.	578,982	75,412,405
	Principal Financial Group, Inc.	1,433,986	107,104,414
	Prosperity Bancshares, Inc.	10,200	638,724
	Prudential Financial, Inc.	517,661	45,036,507
	Raymond James Financial, Inc.	2,229	201,791
	Regions Financial Corp.	5,559,337	101,513,494
	Reinsurance Group of America, Inc.	12,100	1,722,072
	RenaissanceRe Holdings Ltd.	3,923	845,053
	State Street Corp.	628,070	45,384,338
#	Synchrony Financial	1,227,307	36,217,830
	Synovus Financial Corp.	13,039	401,601
	Travelers Cos., Inc.	964,321	174,677,106
	Truist Financial Corp.	2,880,479	93,846,006
	U.S. Bancorp	2,488,333	85,300,055
	Unum Group	30,296	1,278,491
	W R Berkley Corp.	13,213	778,510
	Webster Financial Corp.	51,100	1,906,030
	Wells Fargo & Co.	6,446,522	256,249,249
#	Zions Bancorp NA	627,343	17,477,776

TOTAL FINANCIALS			5,196,283,332

HEALTH CARE — (15.1%)
	AbbVie, Inc.	6,116	924,250
*	Avantor, Inc.	100,183	1,951,565
	Baxter International, Inc.	656,014	31,278,748
	Becton Dickinson & Co.	287,150	75,896,617
*	Biogen, Inc.	534,163	162,508,409
*	Bio-Rad Laboratories, Inc., Class A	28,517	12,855,178
*	Boston Scientific Corp.	48,481	2,526,830
	Bristol-Myers Squibb Co.	2,696,576	180,050,380
*	Centene Corp.	751,586	51,806,823
*	Charles River Laboratories International, Inc.	2,300	437,276
	Cigna Group	998,289	252,856,621
	Cooper Cos., Inc.	16,950	6,465,578
	CVS Health Corp.	3,233,170	237,023,693
	Danaher Corp.	998,501	236,554,872
*	DaVita, Inc.	1,999	180,630
	Elevance Health, Inc.	680,876	319,092,537
#	Embecta Corp.	43,883	1,217,753
*	Envista Holdings Corp.	11,130	428,394
*	GE HealthCare Technologies, Inc.	398,647	32,425,947
	Gilead Sciences, Inc.	2,211,205	181,783,163
*	Henry Schein, Inc.	213,108	17,221,257
*	Hologic, Inc.	406,815	34,990,158
	Humana, Inc.	413,521	219,368,755
*	Incyte Corp.	57,883	4,307,074
*	Jazz Pharmaceuticals PLC	214,587	30,143,036
	Laboratory Corp. of America Holdings	661,405	149,947,128
	McKesson Corp.	122,974	44,792,050
	Medtronic PLC	2,002,037	182,085,265
	Merck & Co., Inc.	21,535	2,486,646
*	Moderna, Inc.	608,638	80,881,904
	PerkinElmer, Inc.	120,811	15,764,627
	Pfizer, Inc.	17,021,900	661,981,691
	Quest Diagnostics, Inc.	907,567	125,979,375
*	Regeneron Pharmaceuticals, Inc.	158,209	126,850,394

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	STERIS PLC	208,557	$39,323,422
*	Syneos Health, Inc.	13,905	545,910
	Thermo Fisher Scientific, Inc.	629,158	349,119,774
*	United Therapeutics Corp.	91,266	21,003,045
	Universal Health Services, Inc., Class B	450,326	67,706,514
*	Vertex Pharmaceuticals, Inc.	39,673	13,517,781
	Viatris, Inc.	2,860,265	26,686,272
	Zimmer Biomet Holdings, Inc.	365,895	50,654,504

TOTAL HEALTH CARE			4,053,621,846

INDUSTRIALS — (12.3%)
	3M Co.	502,190	53,342,622
	AECOM	513,326	42,631,724
	AGCO Corp.	253,428	31,409,866
	AMETEK, Inc.	213,388	29,432,607
	Arcosa, Inc.	75,166	5,076,712
*	Builders FirstSource, Inc.	589,989	55,913,258
*	CACI International, Inc., Class A	2,200	689,304
	Carlisle Cos., Inc.	315,528	68,106,719
	Carrier Global Corp.	1,308,430	54,718,543
	Concentrix Corp.	93,788	9,051,480
	CSX Corp.	859,128	26,323,682
	Cummins, Inc.	542,409	127,487,811
	Deere & Co.	1,688	638,098
*	Delta Air Lines, Inc.	1,226,520	42,081,901
	Dover Corp.	308,405	45,076,475
	Eaton Corp. PLC	810,732	135,489,532
	FedEx Corp.	569,614	129,746,677
	Fortive Corp.	269,682	17,014,237
	Fortune Brands Innovations, Inc.	519,705	33,619,716
	General Dynamics Corp.	428,065	93,463,712
	General Electric Co.	1,195,941	118,362,281
# *	GXO Logistics, Inc.	639,408	33,971,747
	Howmet Aerospace, Inc.	1,131,799	50,127,378
#	Hubbell, Inc.	24,259	6,533,434
	Huntington Ingalls Industries, Inc.	41,674	8,403,979
	Ingersoll Rand, Inc.	795,802	45,376,630
	Jacobs Solutions, Inc.	284,566	32,855,990
	Johnson Controls International PLC	1,470,454	87,991,967
	L3Harris Technologies, Inc.	250,035	48,794,330
	Leidos Holdings, Inc.	695,305	64,844,144
	ManpowerGroup, Inc.	2,452	185,641
# *	Masterbrand, Inc.	519,705	4,194,019
	MDU Resources Group, Inc.	20,335	594,189
*	Middleby Corp.	49,207	6,932,282
	Norfolk Southern Corp.	780,147	158,393,245
	Northrop Grumman Corp.	84,061	38,774,817
	nVent Electric PLC	13,164	551,967
	Oshkosh Corp.	2,394	183,189
	Otis Worldwide Corp.	1,224,040	104,410,612
	Owens Corning.	520,448	55,589,051
	PACCAR, Inc.	2,159,359	161,282,524
	Parker-Hannifin Corp.	389,870	126,660,966
#	Pentair PLC	1,017,055	59,070,554
#	Quanta Services, Inc.	679,004	115,186,239
	Raytheon Technologies Corp.	1,693,410	169,171,659
	Regal Rexnord Corp.	41,600	5,414,656
	Republic Services, Inc.	1,829,777	264,622,350
	Sensata Technologies Holding PLC	669,936	29,108,719

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Snap-on, Inc.	313,561	$81,340,859
	Southwest Airlines Co.	1,505,376	45,597,839
	SS&C Technologies Holdings, Inc.	383,700	22,461,798
#	Stanley Black & Decker, Inc.	380,899	32,886,820
	Textron, Inc.	1,231,042	82,405,951
	Trane Technologies PLC	240,374	44,663,893
	TransUnion.	86,859	5,976,768
#	U-Haul Holding Co.	84,288	5,146,625
	U-Haul Holding Co.	758,592	41,039,827
*	United Airlines Holdings, Inc.	269,204	11,791,135
	United Rentals, Inc.	245,310	88,583,894
	WESCO International, Inc.	20,400	2,937,600
	Westinghouse Air Brake Technologies Corp.	313,561	30,625,503

TOTAL INDUSTRIALS.			3,294,361,747

INFORMATION TECHNOLOGY — (7.6%)
*	Advanced Micro Devices, Inc.	696,680	62,262,292
*	Akamai Technologies, Inc.	121,542	9,962,798
	Amdocs Ltd.	718,388	65,552,905
	Analog Devices, Inc.	889,874	160,070,535
*	Arrow Electronics, Inc.	388,892	44,500,912
	Avnet, Inc.	5,178	213,644
# *	Cerence, Inc.	658	16,812
*	Ciena Corp.	76,253	3,510,688
	Cognizant Technology Solutions Corp., Class A	2,015,910	120,369,986
	Corning, Inc.	3,991,170	132,586,667
	Dolby Laboratories, Inc., Class A	16,857	1,410,762
*	DXC Technology Co.	19,272	459,637
# *	First Solar, Inc.	93,364	17,046,399
# *	Flex Ltd.	1,338,622	27,535,454
	Hewlett Packard Enterprise Co.	6,265,120	89,716,518
	HP, Inc.	9,328,511	277,150,062
	Intel Corp.	9,477,931	294,384,537
	International Business Machines Corp.	41,547	5,251,956
	Jabil, Inc.	224,226	17,523,262
	Juniper Networks, Inc.	922,810	27,822,721
*	Kyndryl Holdings, Inc.	59,502	860,399
	Marvell Technology, Inc.	1,003,660	39,624,497
	Microchip Technology, Inc.	2,564	187,146
	Micron Technology, Inc.	3,670,413	236,227,781
#	MKS Instruments, Inc.	1,502	125,973
*	ON Semiconductor Corp.	459,208	33,044,608
*	Qorvo, Inc.	511,928	47,138,330
	Roper Technologies, Inc.	14,446	6,569,752
*	Salesforce, Inc.	633,045	125,577,137
	Skyworks Solutions, Inc.	316,504	33,517,774
	TD SYNNEX Corp.	93,788	8,350,883
	TE Connectivity Ltd.	935,515	114,478,971
*	Teledyne Technologies, Inc.	32,192	13,340,365
*	Western Digital Corp.	887,149	30,553,412

TOTAL INFORMATION TECHNOLOGY			2,046,945,575

MATERIALS — (8.4%)
	Air Products & Chemicals, Inc.	334,631	98,501,981
	Albemarle Corp.	489,084	90,705,519
#	Amcor PLC	1,257,874	13,798,878
*	Arconic Corp.	21,469	531,358
	Ball Corp.	644	34,248

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
#	Celanese Corp.	56,996	$6,055,255
	CF Industries Holdings, Inc.	607,999	43,520,568
# *	Cleveland-Cliffs, Inc.	409,416	6,296,818
	Corteva, Inc.	1,023,214	62,538,840
	Dow, Inc.	3,063,878	166,674,963
	DuPont de Nemours, Inc.	544,663	37,973,904
	Eastman Chemical Co.	811,350	68,372,465
	FMC Corp.	25,480	3,148,818
	Freeport-McMoRan, Inc.	4,809,107	182,313,246
	Huntsman Corp.	8,221	220,241
	International Flavors & Fragrances, Inc.	367,438	35,626,788
#	International Paper Co.	2,073,880	68,666,167
	Linde PLC	775,637	286,559,090
	LyondellBasell Industries NV, Class A	1,246,227	117,905,536
	Martin Marietta Materials, Inc.	193,622	70,323,510
#	Mosaic Co.	838,015	35,908,943
	Newmont Corp.	2,749,766	130,338,908
	Nucor Corp.	1,985,067	294,147,228
#	Packaging Corp. of America	118,167	15,983,268
	PPG Industries, Inc.	2,452	343,918
	Reliance Steel & Aluminum Co.	434,112	107,572,954
#	Royal Gold, Inc.	6,364	842,848
#	Sonoco Products Co.	14,629	886,810
	Steel Dynamics, Inc.	1,686,863	175,349,409
#	Sylvamo Corp.	110,624	5,068,792
	Vulcan Materials Co.	428,297	75,003,371
#	Westlake Corp.	370,962	42,208,056
	WestRock Co.	591,672	17,708,743

TOTAL MATERIALS			2,261,131,441

REAL ESTATE — (0.4%)
*	CBRE Group, Inc., Class A	995,226	76,294,025
*	Jones Lang LaSalle, Inc.	216,188	30,058,780

TOTAL REAL ESTATE			106,352,805

UTILITIES — (0.3%)
	NRG Energy, Inc.	1,165,655	39,830,431
#	Vistra Corp.	1,168,045	27,869,554

TOTAL UTILITIES			67,699,985

TOTAL COMMON STOCKS			26,176,248,909

RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*	Bauer AG Rights 03/09/23	2	0

TOTAL INVESTMENT SECURITIES (Cost $15,983,542,928)			26,176,248,909

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 4.760%	216,153,325	216,153,325

SECURITIES LENDING COLLATERAL — (1.6%)
@ §	The DFA Short Term Investment Fund	37,590,859	434,813,470

TOTAL INVESTMENTS — (100.0%) (Cost $16,634,453,077)			$26,827,215,704

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2023, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	970	06/16/23	$193,535,300	$203,142,250	$9,606,950

Total Futures Contracts			$193,535,300	$203,142,250	$9,606,950

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,367,213,643	—	—	$2,367,213,643
Consumer Discretionary	1,468,627,860	—	—	1,468,627,860
Consumer Staples	1,306,621,127	—	—	1,306,621,127
Energy	4,007,389,548	—	—	4,007,389,548
Financials	5,196,283,332	—	—	5,196,283,332
Health Care	4,053,621,846	—	—	4,053,621,846
Industrials	3,294,361,747	—	—	3,294,361,747
Information Technology	2,046,945,575	—	—	2,046,945,575
Materials	2,261,131,441	—	—	2,261,131,441
Real Estate	106,352,805	—	—	106,352,805
Utilities	67,699,985	—	—	67,699,985
Temporary Cash Investments	216,153,325	—	—	216,153,325
Securities Lending Collateral	—	$434,813,470	—	434,813,470
Futures Contracts**	9,606,950	—	—	9,606,950

TOTAL	$26,402,009,184	$434,813,470	—	$26,836,822,654

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (2.3%)
	Akatsuki, Inc.	44,200	$734,176
*	Allied Architects, Inc.	33,800	164,149
*	AlphaPolis Co. Ltd.	13,000	329,427
	Amuse, Inc.	34,600	472,139
	ARTERIA Networks Corp.	92,300	884,052
	Asahi Broadcasting Group Holdings Corp.	57,600	284,768
	Asahi Net, Inc.	109,100	473,868
	Ateam, Inc.	2,100	10,398
*	Atrae, Inc.	68,500	415,154
	Avex, Inc.	232,700	2,665,038
# *	Bengo4.com, Inc.	46,600	897,218
	Broadmedia Corp.	5,520	52,276
	Broccoli Co. Ltd.	4,400	48,422
	Bushiroad, Inc.	22,000	144,397
	Carta Holdings, Inc.	38,100	406,212
#	Ceres, Inc.	18,800	198,918
	COLOPL, Inc.	188,200	884,940
*	COOKPAD, Inc.	190,600	270,932
	Cross Marketing Group, Inc.	22,900	119,907
	Daiichikosho Co. Ltd.	56,200	1,007,565
*	DeNA Co. Ltd.	411,700	5,782,217
	Digital Holdings, Inc.	60,500	522,408
	Direct Marketing MiX, Inc.	43,000	378,875
#	Drecom Co. Ltd.	24,400	134,539
#	Faith, Inc.	56,010	207,748
	Fibergate, Inc.	22,300	206,903
	FreakOut Holdings, Inc.	24,400	285,005
#	Freebit Co. Ltd.	63,100	716,376
	Fuji Media Holdings, Inc.	140,300	1,315,270
	Gakken Holdings Co. Ltd.	132,500	853,780
	GungHo Online Entertainment, Inc.	291,600	5,598,450
	Imagica Group, Inc.	106,900	478,410
	Imagineer Co. Ltd.	1,600	12,591
	i-mobile Co. Ltd.	8,100	77,767
	Infocom Corp.	146,900	2,441,003
	Intage Holdings, Inc.	211,400	2,461,880
	IPS, Inc.	17,200	321,977
	ITmedia, Inc.	56,800	581,025
*	Japan Communications, Inc.	903,800	1,678,689
	J-Stream, Inc.	14,000	55,141
#	Kamakura Shinsho Ltd.	39,000	267,709
*	KLab, Inc.	15,000	42,670
	LIFULL Co. Ltd.	444,000	721,584
# *	Macbee Planet, Inc.	3,400	377,561
	Macromill, Inc.	243,197	1,619,241
	MarkLines Co. Ltd.	72,900	1,263,856
	Marvelous, Inc.	190,500	945,392
#	Members Co. Ltd.	50,400	461,503
	Mixi, Inc.	251,400	5,314,889
# *	Mobile Factory, Inc.	10,500	71,029
*	NexTone, Inc.	31,200	673,006
	Okinawa Cellular Telephone Co.	158,700	3,545,622
#	Orchestra Holdings, Inc.	4,800	54,183

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Oricon, Inc.	27,800	$225,879
*	Port, Inc.	4,400	55,306
*	PR Times, Inc.	11,900	119,327
	Proto Corp.	156,700	1,368,519
	Sharingtechnology, Inc.	2,700	9,859
	SKY Perfect JSAT Holdings, Inc.	910,500	3,549,842
	Toei Co. Ltd.	700	94,255
	Tohokushinsha Film Corp.	94,800	517,663
#	Trenders, Inc.	13,300	132,185
	TV Asahi Holdings Corp.	98,500	1,138,681
	Tv Tokyo Holdings Corp.	63,700	1,188,805
	Usen-Next Holdings Co. Ltd.	79,900	1,794,578
*	UUUM Co. Ltd.	11,600	52,766
	ValueCommerce Co. Ltd.	105,000	1,017,069
#	V-Cube, Inc.	80,700	309,580
	Vector, Inc.	188,100	1,778,805
*	Vision, Inc.	55,400	695,634
	Wowow, Inc.	37,900	365,189
	Zenrin Co. Ltd.	207,250	1,340,815
	ZIGExN Co. Ltd.	121,300	451,055

TOTAL COMMUNICATION SERVICES			66,138,067

CONSUMER DISCRETIONARY — (14.6%)
	&Do Holdings Co. Ltd.	59,500	419,331
#	Adastria Co. Ltd.	140,840	2,656,057
#	Adventure, Inc.	8,800	656,167
	Aeon Fantasy Co. Ltd.	48,932	1,177,459
	Ahresty Corp.	133,500	560,427
	Ainavo Holdings Co. Ltd.	5,600	44,596
	Airtrip Corp.	85,100	1,711,494
	Aisan Industry Co. Ltd.	211,600	1,514,500
*	Akebono Brake Industry Co. Ltd.	610,100	670,677
	Alleanza Holdings Co. Ltd.	80,800	592,967
#	Alpen Co. Ltd.	98,500	1,506,141
#	Alpha Corp.	31,700	234,448
	Amiyaki Tei Co. Ltd.	28,200	785,641
	AOKI Holdings, Inc.	231,900	1,615,259
	Aoyama Trading Co. Ltd.	235,200	1,607,189
	Arata Corp.	86,800	2,822,362
#	Arcland Service Holdings Co. Ltd.	94,800	1,992,849
	ARCLANDS Corp.	37,400	423,593
	Asahi Co. Ltd.	106,000	1,013,460
	Ashimori Industry Co. Ltd.	26,599	271,124
	ASKUL Corp.	241,600	3,219,757
	Asti Corp.	19,400	488,922
*	Atsugi Co. Ltd.	18,000	55,802
	Aucnet, Inc.	65,100	761,478
	Autobacs Seven Co. Ltd.	429,100	4,879,623
	Avantia Co. Ltd.	62,400	379,001
	Baroque Japan Ltd.	35,200	227,083
#	Beauty Garage, Inc.	21,700	591,229
	Belluna Co. Ltd.	317,100	1,739,777
	Benesse Holdings, Inc.	395,143	5,671,337
#	Bic Camera, Inc.	557,300	4,662,631
#	Bike O & Co. Ltd.	32,200	195,928
#	Bookoff Group Holdings Ltd.	66,600	666,583
	Central Automotive Products Ltd.	80,500	1,711,506
	Central Sports Co. Ltd.	43,700	824,688
	Chiyoda Co. Ltd.	110,800	682,276

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Chofu Seisakusho Co. Ltd.	121,300	$2,189,827
	Chuo Spring Co. Ltd.	81,700	434,839
	Cleanup Corp.	139,400	779,381
	Colowide Co. Ltd.	268,100	4,107,461
	Corona Corp.	97,200	665,327
	Create Restaurants Holdings, Inc.	619,500	4,520,460
*	CROOZ, Inc.	9,100	60,920
	Curves Holdings Co. Ltd.	195,200	1,138,044
	Daido Metal Co. Ltd.	227,200	880,168
#	Daikoku Denki Co. Ltd.	54,600	1,227,729
	Daikyonishikawa Corp.	258,900	1,296,173
	Daimaruenawin Co. Ltd.	3,400	33,215
	Dainichi Co. Ltd.	67,100	335,556
	DCM Holdings Co. Ltd.	701,800	7,351,578
	Doshisha Co. Ltd.	130,800	2,059,425
	Doutor Nichires Holdings Co. Ltd.	186,086	2,934,472
	Eagle Industry Co. Ltd.	165,400	1,595,394
#	EAT & Holdings Co. Ltd.	33,000	539,789
#	EDION Corp.	510,200	5,020,848
	Enigmo, Inc.	152,100	477,763
	ES-Con Japan Ltd.	53,000	338,335
	Eslead Corp.	47,700	784,409
	Exedy Corp.	181,900	2,618,347
	FCC Co. Ltd.	223,200	2,877,386
	Felissimo Corp.	20,600	150,632
#	First Juken Co. Ltd.	46,400	386,231
#	First-Corp., Inc.	45,300	308,760
	FJ Next Holdings Co. Ltd.	106,600	810,163
	Foster Electric Co. Ltd.	143,200	1,192,603
	F-Tech, Inc.	29,700	169,501
#	Fuji Corp.	72,800	704,555
	Fuji Corp. Ltd.	171,000	906,318
	Fuji Kyuko Co. Ltd.	80,000	3,072,949
	Fujibo Holdings, Inc.	63,300	1,489,474
	Fujikura Composites, Inc.	111,200	844,635
	Fujishoji Co. Ltd.	51,100	565,715
	FuKoKu Co. Ltd.	66,400	518,104
	Furukawa Battery Co. Ltd.	88,000	740,471
	Furyu Corp.	115,400	986,503
	Futaba Industrial Co. Ltd.	341,300	1,142,891
	Gakkyusha Co. Ltd.	49,300	784,396
#	Genki Sushi Co. Ltd.	32,500	775,852
	Geo Holdings Corp.	156,700	1,895,762
#	Gift Holdings, Inc.	23,300	813,800
	GLOBERIDE, Inc.	106,198	1,946,792
	Golf Digest Online, Inc.	64,100	432,874
*	Greens Co. Ltd.	1,800	19,473
#	GSI Creos Corp.	63,184	865,204
	G-Tekt Corp.	141,100	1,545,724
	Gunze Ltd.	94,300	3,261,548
#	Hagihara Industries, Inc.	77,700	737,174
#	Hamee Corp.	36,100	260,696
	Handsman Co. Ltd.	43,500	364,021
	Happinet Corp.	97,600	1,409,280
	Hard Off Corp. Co. Ltd.	58,800	612,302
	Heiwa Corp.	342,300	6,758,411
#	HI-LEX Corp.	128,700	1,159,264
	Himaraya Co. Ltd.	32,100	224,040
	H-One Co. Ltd.	112,100	553,674

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Honeys Holdings Co. Ltd.	116,940	$1,353,677
	Hoosiers Holdings Co. Ltd.	207,900	1,292,575
#	Hotland Co. Ltd.	46,100	529,092
	I K K Holdings, Inc.	5,800	28,685
	IBJ, Inc.	125,900	601,321
#	Ichibanya Co. Ltd.	30,658	1,217,880
	Ichikoh Industries Ltd.	194,100	785,602
#	IDOM, Inc.	346,000	2,139,416
	IJTT Co. Ltd.	133,980	521,320
#	Imasen Electric Industrial	37,400	204,521
# *	Istyle, Inc.	181,098	722,306
* ††	Izuhakone Railway Co. Ltd.	300	0
	Izumi Co. Ltd.	124,600	2,930,090
	JANOME Corp.	109,400	499,660
	Japan Best Rescue System Co. Ltd.	55,600	316,928
	Japan Wool Textile Co. Ltd.	308,400	2,289,940
	JINS Holdings, Inc.	82,900	1,785,225
# *	Joban Kosan Co. Ltd.	41,499	374,316
	Joshin Denki Co. Ltd.	108,200	1,613,769
	Joyful Honda Co. Ltd.	150,200	2,001,012
	JP-Holdings, Inc.	360,900	829,880
	JVCKenwood Corp.	1,013,800	3,455,414
# *	Kasai Kogyo Co. Ltd.	48,300	69,681
	Kawai Musical Instruments Manufacturing Co. Ltd.	36,600	831,662
	Keiyo Co. Ltd.	245,000	1,515,218
	KeyHolder, Inc.	3,600	26,128
	KFC Holdings Japan Ltd.	87,300	1,857,489
#	King Co. Ltd.	54,100	206,801
#	Kintetsu Department Store Co. Ltd.	2,200	40,144
#	Ki-Star Real Estate Co. Ltd.	55,900	1,679,829
*	KNT-CT Holdings Co. Ltd.	1,100	12,716
	Kohnan Shoji Co. Ltd.	155,000	4,182,003
#	Kojima Co. Ltd.	197,700	828,686
	Komatsu Matere Co. Ltd.	195,000	987,123
	KOMEDA Holdings Co. Ltd.	300,500	5,671,870
#	Komehyo Holdings Co. Ltd.	42,400	866,438
	Komeri Co. Ltd.	194,700	4,528,863
#	Konaka Co. Ltd.	163,506	423,547
	Koshidaka Holdings Co. Ltd.	54,600	462,241
#	Kotobukiya Co. Ltd.	1,800	125,103
	K’s Holdings Corp.	421,700	3,737,623
	KU Holdings Co. Ltd.	115,500	1,212,486
	Kurabo Industries Ltd.	110,900	2,039,957
	KYB Corp.	110,600	3,528,325
#	Kyoritsu Maintenance Co. Ltd.	143,900	5,808,681
#	LEC, Inc.	142,200	896,641
	LITALICO, Inc.	117,100	2,098,421
*	Locondo, Inc.	21,000	277,568
	Look Holdings, Inc.	37,100	621,737
	Mamiya-Op Co. Ltd.	1,800	19,279
	Mars Group Holdings Corp.	75,500	1,688,291
#	Maruzen CHI Holdings Co. Ltd.	106,300	277,509
	Matsuoka Corp.	10,200	107,867
# *	Media Do Co. Ltd.	54,200	559,337
#	Meiwa Estate Co. Ltd.	73,200	439,154
#	Mikuni Corp.	147,800	368,461
	Mitsuba Corp.	195,288	846,201
	Mizuno Corp.	109,700	2,738,181
	Monogatari Corp.	191,400	4,023,173

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Morito Co. Ltd.	107,800	$846,556
	MrMax Holdings Ltd.	159,300	733,839
	Murakami Corp.	31,800	657,463
	Musashi Seimitsu Industry Co. Ltd.	291,800	3,933,283
	Nafco Co. Ltd.	54,200	740,267
	Nagase Brothers, Inc.	600	8,661
#	Nagawa Co. Ltd.	31,800	1,484,923
	Nakayamafuku Co. Ltd.	41,800	104,223
#	New Art Holdings Co. Ltd.	31,734	407,324
#	Nextage Co. Ltd.	282,200	5,119,228
	NHK Spring Co. Ltd.	915,656	6,788,787
	Nichirin Co. Ltd.	61,160	1,058,397
#	Nihon House Holdings Co. Ltd.	239,600	688,955
	Nihon Plast Co. Ltd.	55,200	169,883
	Nihon Tokushu Toryo Co. Ltd.	80,400	592,110
#	Nippon Felt Co. Ltd.	84,000	257,534
#	Nippon Piston Ring Co. Ltd.	48,600	482,406
	Nippon Seiki Co. Ltd.	304,500	1,937,944
	Nishikawa Rubber Co. Ltd.	38,500	340,609
#	Nishimatsuya Chain Co. Ltd.	242,400	2,874,767
	Nissan Shatai Co. Ltd.	468,700	3,220,219
	Nissan Tokyo Sales Holdings Co. Ltd.	166,400	429,726
	NITTAN Corp.	93,500	170,496
	Nojima Corp.	392,300	4,208,431
	NOK Corp.	349,280	4,706,923
	Ohashi Technica, Inc.	67,600	795,801
	Ohsho Food Service Corp.	65,100	2,964,621
#	Onward Holdings Co. Ltd.	598,200	1,655,296
*	Ootoya Holdings Co. Ltd.	800	22,895
#	Ozu Corp.	22,200	293,791
	Pacific Industrial Co. Ltd.	264,400	2,389,030
	PAL GROUP Holdings Co. Ltd.	134,700	3,092,281
	PALTAC Corp.	30,800	1,181,700
#	PAPYLESS Co. Ltd.	19,200	151,853
	Paris Miki Holdings, Inc.	115,700	286,088
	PC Depot Corp.	166,481	364,047
# *	PIA Corp.	1,700	41,382
	Piolax, Inc.	168,500	2,501,757
	Poppins Corp.	2,900	40,331
	Press Kogyo Co. Ltd.	563,500	2,260,222
	Pressance Corp.	109,900	1,587,127
	QB Net Holdings Co. Ltd.	58,700	587,793
#	Raccoon Holdings, Inc.	111,700	600,117
	Renaissance, Inc.	3,500	24,501
	Resorttrust, Inc.	514,664	8,498,548
	Rhythm Co. Ltd.	43,600	625,117
	Riberesute Corp.	46,100	280,082
	Ride On Express Holdings Co. Ltd.	46,900	372,622
*	Right On Co. Ltd.	92,925	395,892
	Riken Corp.	49,952	1,005,056
	Riso Kyoiku Co. Ltd.	692,900	1,512,509
#	Rock Field Co. Ltd.	94,800	1,059,758
	Roland Corp.	58,400	1,750,591
	Round One Corp.	1,080,000	4,671,828
#	Sac’s Bar Holdings, Inc.	122,950	795,816
	San Holdings, Inc.	59,900	1,022,037
*	Sanden Corp.	10,400	17,005
	Sanei Architecture Planning Co. Ltd.	55,200	594,762
	Sangetsu Corp.	276,750	4,614,805

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Sankyo Seiko Co. Ltd.	232,800	$1,000,922
	Sanoh Industrial Co. Ltd.	154,900	784,391
	Sanwa Co. Ltd./Kitahama Chuo-Ku Osaka	3,300	19,626
#	Sanyo Shokai Ltd.	55,799	656,061
	Scroll Corp.	181,700	1,055,727
	Seiko Group Corp.	165,881	3,641,120
#	Seiren Co. Ltd.	265,200	4,409,449
# *	Senshukai Co. Ltd.	174,600	527,761
	Seria Co. Ltd.	217,424	3,865,126
#	Shidax Corp.	147,200	776,964
	Shikibo Ltd.	69,100	520,394
	Shin-Nihon Tatemono Co. Ltd.	29,800	105,660
	Shoei Co. Ltd.	308,400	5,721,154
*	Silver Life Co. Ltd.	15,300	143,570
#	Snow Peak, Inc.	173,900	2,634,571
	SNT Corp.	158,100	286,369
	Soft99 Corp.	84,400	803,204
	Sotoh Co. Ltd.	49,100	292,640
	SPK Corp.	48,600	625,262
#	Sprix, Inc.	34,300	233,789
	St. Marc Holdings Co. Ltd.	110,000	1,500,869
	Step Co. Ltd.	60,800	829,691
#	Suminoe Textile Co. Ltd.	24,400	401,320
	Sumitomo Riko Co. Ltd.	249,100	1,326,352
	Suncall Corp.	115,600	497,368
#	Syuppin Co. Ltd.	132,200	858,926
	T RAD Co. Ltd.	35,100	611,423
	Tachikawa Corp.	71,600	667,096
	Tachi-S Co. Ltd.	186,240	1,668,238
#	Taiho Kogyo Co. Ltd.	98,401	527,074
	Takasho Co. Ltd.	17,600	90,570
	Take & Give Needs Co. Ltd.	14,900	150,412
	Tama Home Co. Ltd.	96,400	2,636,945
	Tamron Co. Ltd.	103,400	2,522,741
# *	Tbk Co. Ltd.	149,200	301,480
	Tear Corp.	57,300	188,815
	Temairazu, Inc.	14,900	533,208
	T-Gaia Corp.	131,100	1,608,369
	Tigers Polymer Corp.	79,800	265,560
	Toa Corp.	144,900	910,728
	Tokai Rika Co. Ltd.	321,100	4,435,675
#	Token Corp.	44,650	2,597,357
	Tokyo Base Co. Ltd.	23,400	77,388
	Tokyo Individualized Educational Institute, Inc.	103,700	414,045
	Tokyo Radiator Manufacturing Co. Ltd.	24,300	98,032
	Tokyotokeiba Co. Ltd.	93,400	2,948,688
	Tomy Co. Ltd.	549,293	6,206,592
	Topre Corp.	216,500	2,193,795
	Toridoll Holdings Corp.	284,000	6,057,568
	Tosho Co. Ltd.	9,700	97,954
	Toyo Tire Corp.	447,500	5,331,515
	Toyoda Gosei Co. Ltd.	36,000	617,396
	TPR Co. Ltd.	148,262	1,529,761
	Treasure Factory Co. Ltd.	20,600	262,542
	TS Tech Co. Ltd.	444,986	6,000,394
	TSI Holdings Co. Ltd.	292,595	1,394,306
	Tsuburaya Fields Holdings, Inc.	59,300	807,076
	Tsukada Global Holdings, Inc.	86,100	282,899
#	Tsutsumi Jewelry Co. Ltd.	39,000	646,405

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Twinbird Corp.	9,200	$35,990
	Unipres Corp.	222,497	1,549,910
	United Arrows Ltd.	34,100	497,691
*	Unitika Ltd.	364,700	583,621
*	Universal Entertainment Corp.	99,600	2,096,739
#	Valuence Holdings, Inc.	1,600	26,767
*	Village Vanguard Co. Ltd.	36,600	282,440
	VT Holdings Co. Ltd.	474,400	1,863,222
	Wacoal Holdings Corp.	262,300	5,100,571
	Waseda Academy Co. Ltd.	43,600	442,074
	Watts Co. Ltd.	52,100	268,480
	Weds Co. Ltd.	14,500	70,404
	World Co. Ltd.	94,100	1,052,409
	Xebio Holdings Co. Ltd.	156,896	1,392,424
#	Yachiyo Industry Co. Ltd.	48,100	433,892
	Yagi & Co. Ltd.	18,600	172,174
	Yamae Group Holdings Co. Ltd.	11,200	179,300
#	Yasunaga Corp.	30,700	233,288
	Yellow Hat Ltd.	217,900	3,097,124
	Yondoshi Holdings, Inc.	101,520	1,327,700
	Yonex Co. Ltd.	139,600	1,666,691
	Yorozu Corp.	103,600	687,181
	Yoshinoya Holdings Co. Ltd.	309,000	5,713,140
	Yutaka Giken Co. Ltd.	8,700	115,474

TOTAL CONSUMER DISCRETIONARY			419,916,117

CONSUMER STAPLES — (8.1%)
	Aeon Hokkaido Corp.	176,000	1,055,872
	AFC-HD AMS Life Science Co. Ltd.	53,800	300,627
#	Ain Holdings, Inc.	119,800	4,981,738
	Albis Co. Ltd.	38,700	705,115
	Arcs Co. Ltd.	263,600	4,792,570
	Artnature, Inc.	116,400	669,522
	Axial Retailing, Inc.	107,000	2,777,015
*	Axxzia, Inc.	4,800	39,386
	Belc Co. Ltd.	66,900	3,022,515
	Bourbon Corp.	54,800	857,019
	Bull-Dog Sauce Co. Ltd.	3,000	45,222
#	Cawachi Ltd.	79,400	1,361,185
#	C’BON COSMETICS Co. Ltd.	10,800	126,105
	Chubu Shiryo Co. Ltd.	132,400	1,085,318
	Chuo Gyorui Co. Ltd.	9,800	215,801
	Como Co. Ltd.	2,600	52,125
	Cota Co. Ltd.	124,950	1,532,045
	Create SD Holdings Co. Ltd.	139,300	3,379,036
#	Daikokutenbussan Co. Ltd.	33,700	1,349,200
	Delica Foods Holdings Co. Ltd.	66,400	302,371
	DyDo Group Holdings, Inc.	56,600	2,115,653
	Ebara Foods Industry, Inc.	30,900	703,140
	Eco’s Co. Ltd.	45,800	639,639
#	Ensuiko Sugar Refining Co. Ltd.	86,200	127,402
	Ezaki Glico Co. Ltd.	211,100	5,429,636
	Feed One Co. Ltd.	153,348	835,377
	Fuji Oil Holdings, Inc.	240,200	3,710,908
	Fujicco Co. Ltd.	119,700	1,694,670
#	Fujiya Co. Ltd.	68,900	1,279,175
	G-7 Holdings, Inc.	141,300	1,489,909
	Genky DrugStores Co. Ltd.	50,300	1,486,814
	H2O Retailing Corp.	506,645	6,003,551

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
	CONSUMER STAPLES — (Continued)
	HABA Laboratories, Inc.	15,000	$259,440
	Hagoromo Foods Corp.	17,900	390,370
	Halows Co. Ltd.	56,100	1,330,425
	Heiwado Co. Ltd.	182,800	2,777,490
	Hokkaido Coca-Cola Bottling Co. Ltd.	18,699	652,135
	Hokuto Corp.	139,200	1,910,663
	House Foods Group, Inc.	34,100	749,795
#	Ichimasa Kamaboko Co. Ltd.	46,500	265,338
	Imuraya Group Co. Ltd.	61,500	1,047,067
#	Inageya Co. Ltd.	45,900	557,270
*	I-NE Co. Ltd.	15,400	367,726
	Itochu-Shokuhin Co. Ltd.	35,100	1,407,338
	Itoham Yonekyu Holdings, Inc.	721,400	3,953,836
	Iwatsuka Confectionery Co. Ltd.	8,700	308,525
	JM Holdings Co. Ltd.	77,000	1,126,494
	J-Oil Mills, Inc.	122,300	1,451,708
	Kadoya Sesame Mills, Inc.	15,600	407,700
#	Kakiyasu Honten Co. Ltd.	53,400	898,949
	Kameda Seika Co. Ltd.	66,800	2,224,422
#	Kaneko Seeds Co. Ltd.	44,700	526,038
	Kanemi Co. Ltd.	1,200	25,537
	Kato Sangyo Co. Ltd.	148,900	3,959,413
	Kenko Mayonnaise Co. Ltd.	73,300	670,691
	Kibun Foods, Inc.	13,800	106,683
#	Kitanotatsujin Corp.	386,557	890,168
	Koike-ya, Inc.	300	12,139
	Kotobuki Spirits Co. Ltd.	58,600	4,327,299
	Kusuri no Aoki Holdings Co. Ltd.	84,200	4,040,251
	Kyokuyo Co. Ltd.	59,099	1,555,000
#	Lacto Japan Co. Ltd.	47,000	715,929
	Life Corp.	83,500	1,771,257
	Mandom Corp.	216,800	2,577,171
	Marudai Food Co. Ltd.	123,800	1,399,312
	Maruha Nichiro Corp.	216,707	4,034,474
	Maxvalu Tokai Co. Ltd.	47,000	936,579
	Medical System Network Co. Ltd.	152,000	455,180
	Megmilk Snow Brand Co. Ltd.	271,100	3,891,028
	Meito Sangyo Co. Ltd	54,100	688,168
	Milbon Co. Ltd	165,752	6,988,498
	Ministop Co. Ltd	89,500	928,918
	Mitsubishi Shokuhin Co. Ltd	99,700	2,575,625
	Mitsui DM Sugar Holdings Co. Ltd.	109,370	1,834,186
	Miyoshi Oil & Fat Co. Ltd.	32,900	240,682
	Morinaga & Co. Ltd.	215,699	6,392,339
	Morinaga Milk Industry Co. Ltd.	166,400	6,258,446
	Morozoff Ltd.	37,400	998,833
#	MTG Co. Ltd.	24,700	253,196
	Nagatanien Holdings Co. Ltd.	74,900	1,211,485
	Nakamuraya Co. Ltd.	25,999	606,452
#	Natori Co. Ltd.	65,000	953,919
	Nichimo Co. Ltd.	16,300	377,341
	Nihon Chouzai Co. Ltd.	73,420	666,702
	Niitaka Co. Ltd.	12,960	207,548
	Nippn Corp.	327,800	4,261,272
	Nippon Beet Sugar Manufacturing Co. Ltd.	63,200	802,470
	Nishimoto Co. Ltd.	19,500	555,493
	Nisshin Oillio Group Ltd.	151,900	3,796,588
	Nissui Corp.	1,771,500	7,745,841
	Nitto Fuji Flour Milling Co. Ltd.	16,200	534,918

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Noevir Holdings Co. Ltd.	85,800	$3,500,271
#	Oenon Holdings, Inc.	294,200	613,586
	OIE Sangyo Co. Ltd.	22,000	181,909
# *	Oisix ra daichi, Inc.	171,900	3,216,266
	Okuwa Co. Ltd.	155,300	1,024,793
	OUG Holdings, Inc.	21,300	385,087
	Pickles Holdings Co. Ltd.	56,900	492,650
	Pigeon Corp.	610,125	9,500,603
	Premium Water Holdings, Inc.	8,100	143,958
	Prima Meat Packers Ltd.	171,000	2,895,712
	Qol Holdings Co. Ltd.	159,100	1,458,559
	Retail Partners Co. Ltd.	108,800	1,223,945
	Riken Vitamin Co. Ltd.	139,200	2,088,002
#	Rokko Butter Co. Ltd.	84,200	872,393
	S Foods, Inc.	112,762	2,508,760
	S&B Foods, Inc.	42,798	1,115,453
#	Sagami Rubber Industries Co. Ltd.	56,000	348,754
	San-A Co. Ltd.	118,000	3,989,845
	Sapporo Holdings Ltd.	203,120	5,666,667
	Sato Foods Co. Ltd.	800	29,385
	Satudora Holdings Co. Ltd.	3,900	25,458
#	Shinnihonseiyaku Co. Ltd.	42,700	445,867
	Shinobu Foods Products Co. Ltd.	1,600	8,508
#	Shoei Foods Corp.	56,000	1,647,454
	Showa Sangyo Co. Ltd.	114,300	2,250,077
	Soiken Holdings, Inc.	33,500	67,740
	ST Corp.	38,000	443,819
	Starzen Co. Ltd.	86,100	1,481,009
	Takara Holdings, Inc.	603,500	4,755,713
	Toho Co. Ltd.	49,900	874,292
	Torigoe Co. Ltd.	94,500	432,236
	Transaction Co. Ltd.	89,700	1,134,416
	United Super Markets Holdings, Inc.	344,500	2,976,255
	Valor Holdings Co. Ltd.	216,000	3,306,719
	Warabeya Nichiyo Holdings Co. Ltd.	84,760	1,396,156
	Watahan & Co. Ltd.	94,100	989,886
	Wellneo Sugar Co. Ltd.	98,300	1,242,884
	Yaizu Suisankagaku Industry Co. Ltd.	62,100	378,804
	YAKUODO Holdings Co. Ltd.	69,400	1,268,578
#	YA-MAN Ltd.	194,200	1,676,980
	Yamatane Corp.	59,000	733,085
#	Yamaya Corp.	23,500	463,551
	Yamazawa Co. Ltd.	11,800	110,464
#	Yaoko Co. Ltd.	66,100	3,464,935
	Yokorei Co. Ltd.	296,900	2,389,535
	Yomeishu Seizo Co. Ltd.	48,700	679,074
	Yuasa Funashoku Co. Ltd.	14,300	289,484
	Yukiguni Maitake Co. Ltd.	42,300	316,690
	Yutaka Foods Corp.	3,900	57,311

TOTAL CONSUMER STAPLES			233,588,999

ENERGY — (0.8%)
#	BP Castrol KK	44,100	294,491
	Fuji Kosan Co. Ltd.	4,400	38,422
#	Fuji Oil Co. Ltd.	255,300	501,404
	Itochu Enex Co. Ltd.	346,100	2,962,339
	Japan Oil Transportation Co. Ltd.	14,800	284,295
	Japan Petroleum Exploration Co. Ltd.	215,300	7,163,958
	Mitsuuroko Group Holdings Co. Ltd.	195,200	1,915,396

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
*	Nippon Coke & Engineering Co. Ltd.	949,100	$635,667
	Sala Corp.	315,700	1,785,913
	San-Ai Obbli Co. Ltd.	380,000	4,003,692
	Sinanen Holdings Co. Ltd.	46,500	1,294,179
	Toyo Kanetsu KK	48,100	961,565

TOTAL ENERGY			21,841,321

FINANCIALS — (8.8%)
	77 Bank Ltd.	351,052	5,707,361
	Advance Create Co. Ltd.	63,400	522,541
	AEON Financial Service Co. Ltd.	113,800	1,013,687
	Aichi Financial Group, Inc.	223,570	3,510,818
	Aiful Corp.	1,103,100	3,000,384
#	Aizawa Securities Group Co. Ltd.	200,800	1,035,492
	Akatsuki Corp.	144,000	336,289
	Akita Bank Ltd.	88,440	1,169,477
	Anicom Holdings, Inc.	147,600	574,599
	Aruhi Corp.	50,500	402,423
	Asax Co. Ltd.	9,300	42,321
	Awa Bank Ltd.	207,100	3,097,566
	Bank of Iwate Ltd.	82,982	1,324,487
	Bank of Kochi Ltd.	51,900	261,277
	Bank of Nagoya Ltd.	66,130	1,672,355
	Bank of Saga Ltd.	80,920	995,150
	Bank of the Ryukyus Ltd.	261,280	1,781,423
#	Bank of Toyama Ltd.	9,200	110,974
#	Casa, Inc.	28,400	179,698
	Chiba Kogyo Bank Ltd.	284,858	1,172,212
	Chugin Financial Group, Inc.	686,300	4,605,087
	Credit Saison Co. Ltd.	123,800	1,715,238
	Daishi Hokuetsu Financial Group, Inc.	256,100	5,707,069
	Daito Bank Ltd.	49,700	238,779
	eGuarantee, Inc.	221,400	3,440,612
#	Ehime Bank Ltd.	198,673	1,246,360
#	Entrust, Inc.	54,900	385,020
	FIDEA Holdings Co. Ltd.	121,990	1,215,541
	Financial Partners Group Co. Ltd.	9,500	77,346
	Fintech Global, Inc.	24,600	13,383
#	First Bank of Toyama Ltd.	311,400	1,431,007
#	First Brothers Co. Ltd.	34,600	226,901
	Fukui Bank Ltd.	119,700	1,298,040
	Fuyo General Lease Co. Ltd.	97,900	7,164,831
	GMO Financial Gate, Inc.	14,200	1,146,534
#	GMO Financial Holdings, Inc.	243,300	1,110,923
	Gunma Bank Ltd.	2,072,540	7,097,274
	Hachijuni Bank Ltd.	1,557,300	6,976,872
	Hirogin Holdings, Inc.	1,509,400	7,485,891
# *	Hirose Tusyo, Inc.	20,800	411,509
	Hokkoku Financial Holdings, Inc.	139,100	4,860,989
	Hokuhoku Financial Group, Inc.	777,800	5,605,743
	HS Holdings Co. Ltd.	148,300	1,102,204
	Hyakugo Bank Ltd.	1,361,409	3,930,927
	Hyakujushi Bank Ltd.	134,700	1,849,916
	Ichiyoshi Securities Co. Ltd.	220,700	959,098
	IwaiCosmo Holdings, Inc.	118,400	1,155,721
	Iyogin Holdings, Inc.	1,256,518	7,357,269
#	J Trust Co. Ltd.	309,241	902,114
	Jaccs Co. Ltd.	139,800	4,686,200
	JAFCO Group Co. Ltd.	533,900	6,803,010

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
#	Japan Investment Adviser Co. Ltd.	70,300	$575,969
	Japan Securities Finance Co. Ltd.	577,000	4,354,625
#	Jimoto Holdings, Inc.	41,850	123,915
	J-Lease Co. Ltd.	31,900	475,689
	Juroku Financial Group, Inc.	188,800	4,179,541
	Keiyo Bank Ltd.	627,600	2,606,496
	Kita-Nippon Bank Ltd.	43,506	663,286
	Kiyo Bank Ltd.	397,390	4,646,892
	Kyokuto Securities Co. Ltd.	152,800	682,269
	Kyushu Financial Group, Inc.	1,975,137	7,119,870
	Kyushu Leasing Service Co. Ltd.	34,000	218,207
*	M&A Capital Partners Co. Ltd.	89,400	2,525,552
#	Marusan Securities Co. Ltd.	336,700	1,042,153
	Matsui Securities Co. Ltd.	589,300	3,372,272
	Mercuria Holdings Co. Ltd.	58,400	309,807
#	Minkabu The Infonoid, Inc.	21,700	270,677
	Mito Securities Co. Ltd.	338,900	735,846
	Miyazaki Bank Ltd.	98,200	1,758,135
	Mizuho Leasing Co. Ltd.	173,100	4,850,650
	Monex Group, Inc.	1,037,500	3,939,976
	Money Partners Group Co. Ltd.	138,500	272,333
#	Mortgage Service Japan Ltd.	26,100	128,809
	Musashino Bank Ltd.	176,100	2,859,076
#	Nagano Bank Ltd.	48,599	548,346
	Nanto Bank Ltd.	171,700	3,127,840
	NEC Capital Solutions Ltd.	60,200	1,189,382
	Nishi-Nippon Financial Holdings, Inc.	739,500	6,160,679
	North Pacific Bank Ltd.	1,750,800	3,745,743
# *	OAK Capital Corp.	264,800	157,785
	Ogaki Kyoritsu Bank Ltd.	225,300	3,068,122
	Oita Bank Ltd.	89,199	1,356,289
	Okasan Securities Group, Inc.	952,800	2,994,863
	Okinawa Financial Group, Inc.	140,160	2,163,838
	Orient Corp.	278,390	2,322,509
	Premium Group Co. Ltd.	163,200	1,959,422
	Procrea Holdings, Inc.	236,072	3,777,257
	Ricoh Leasing Co. Ltd.	95,200	2,753,787
	San ju San Financial Group, Inc.	118,793	1,392,827
	San-In Godo Bank Ltd.	937,900	5,270,324
	SBI Global Asset Management Co. Ltd.	131,300	484,726
	SBI Insurance Group Co. Ltd.	7,600	52,947
	Senshu Ikeda Holdings, Inc.	1,298,928	2,284,595
	Shiga Bank Ltd.	279,100	5,818,003
	Shikoku Bank Ltd.	224,500	1,458,328
	Shimizu Bank Ltd.	58,200	624,202
	Sparx Group Co. Ltd.	115,060	1,255,003
	Strike Co. Ltd.	51,700	1,387,544
	Suruga Bank Ltd.	883,900	3,352,658
#	Taiko Bank Ltd.	41,800	337,575
	Tochigi Bank Ltd.	565,200	1,154,084
	Toho Bank Ltd.	1,273,700	2,102,404
#	Tohoku Bank Ltd.	61,300	441,282
	Tokai Tokyo Financial Holdings, Inc.	1,287,200	3,332,035
	Tokyo Kiraboshi Financial Group, Inc.	165,038	3,361,863
	Tomato Bank Ltd.	32,700	247,197
	TOMONY Holdings, Inc.	930,943	2,532,441
#	Tottori Bank Ltd.	51,600	446,657
	Towa Bank Ltd.	229,600	943,663
#	Toyo Securities Co. Ltd.	385,500	930,063

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Traders Holdings Co. Ltd.	13,720	$48,600
	Tsukuba Bank Ltd.	494,300	769,700
	Wellnet Corp.	59,600	299,652
	Yamagata Bank Ltd.	143,600	1,140,518
	Yamaguchi Financial Group, Inc.	1,237,672	7,610,110
	Yamanashi Chuo Bank Ltd.	162,526	1,356,760

TOTAL FINANCIALS			253,591,610

HEALTH CARE — (4.9%)
	As One Corp.	99,100	4,198,324
	ASKA Pharmaceutical Holdings Co. Ltd.	130,700	1,225,328
	Astena Holdings Co. Ltd.	194,800	649,924
	BML, Inc.	145,400	3,265,454
#	Carenet, Inc.	130,800	902,574
	CE Holdings Co. Ltd.	9,500	37,032
# *	CellSource Co. Ltd.	21,100	398,827
	Charm Care Corp. KK	112,500	896,346
	CMIC Holdings Co. Ltd.	63,200	904,700
	Create Medic Co. Ltd.	38,700	258,397
	Daiken Medical Co. Ltd.	99,400	358,260
	Daito Pharmaceutical Co. Ltd.	77,580	1,443,927
	Eiken Chemical Co. Ltd.	205,400	2,388,149
	Elan Corp.	208,600	1,562,109
	EM Systems Co. Ltd.	33,800	195,122
	FALCO HOLDINGS Co. Ltd.	53,300	792,405
	FINDEX, Inc.	94,500	437,118
	France Bed Holdings Co. Ltd.	158,600	1,261,132
	Fuji Pharma Co. Ltd.	97,600	886,691
	Fukuda Denshi Co. Ltd.	125,900	3,869,591
	Fuso Pharmaceutical Industries Ltd.	42,600	641,828
	H.U. Group Holdings, Inc.	334,600	6,764,341
	Hogy Medical Co. Ltd.	65,900	1,650,793
	Hoshi Iryo-Sanki Co. Ltd.	9,600	274,807
#	I’rom Group Co. Ltd.	38,400	511,248
*	Japan Hospice Holdings, Inc.	12,400	322,981
	Japan Lifeline Co. Ltd.	381,200	2,622,040
	Japan Medical Dynamic Marketing, Inc.	104,500	782,866
	JCR Pharmaceuticals Co. Ltd.	231,984	2,509,146
	Jeol Ltd.	183,800	5,362,641
	JMS Co. Ltd.	104,457	408,672
	Kaken Pharmaceutical Co. Ltd.	105,700	2,910,466
	Kanamic Network Co. Ltd.	139,700	450,301
	Kissei Pharmaceutical Co. Ltd.	174,100	3,527,159
#	Koa Shoji Holdings Co. Ltd.	4,100	22,078
	Kyorin Pharmaceutical Co. Ltd.	256,000	3,294,857
	Linical Co. Ltd.	69,400	356,267
	Mani, Inc.	373,400	4,886,541
	Medical Data Vision Co. Ltd.	162,400	968,802
	Medikit Co. Ltd.	2,000	34,711
#	Medius Holdings Co. Ltd.	68,500	426,505
	MedPeer, Inc.	7,900	64,368
	Menicon Co. Ltd.	304,900	6,475,861
#	Mizuho Medy Co. Ltd.	22,400	373,949
	Mochida Pharmaceutical Co. Ltd.	60,098	1,544,480
	Nakanishi, Inc.	335,800	6,361,665
	Nihon Kohden Corp.	127,900	3,538,814
	Nipro Corp.	856,500	6,450,740
	Paramount Bed Holdings Co. Ltd.	253,000	4,486,393
*	PeptiDream, Inc.	95,700	1,292,999

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
	PHC Holdings Corp.	4,800	$49,322
*	RaQualia Pharma, Inc.	12,000	70,710
	Rion Co. Ltd.	51,800	767,720
	Sawai Group Holdings Co. Ltd.	168,900	4,887,216
#	Seed Co. Ltd.	68,100	286,762
	Seikagaku Corp.	233,700	1,434,608
	Shin Nippon Biomedical Laboratories Ltd.	134,300	2,453,433
	Ship Healthcare Holdings, Inc.	316,100	5,575,948
	Shofu, Inc.	67,400	1,035,100
#	Software Service, Inc.	18,600	1,191,968
	Solasto Corp.	331,500	1,545,961
	St-Care Holding Corp.	81,600	468,597
# *	SymBio Pharmaceuticals Ltd.	62,300	184,630
	Takara Bio, Inc.	173,400	2,188,007
	Techno Medica Co. Ltd.	14,700	193,893
	Toho Holdings Co. Ltd.	299,200	5,969,335
	Tokai Corp.	129,800	1,961,139
	Torii Pharmaceutical Co. Ltd.	88,300	2,241,742
	Towa Pharmaceutical Co. Ltd.	166,300	2,373,640
#	Trans Genic, Inc.	51,100	113,579
	Tsumura & Co.	283,918	5,761,104
	Value HR Co. Ltd.	92,800	1,033,079
	Vital KSK Holdings, Inc.	246,500	1,772,324
	Wakamoto Pharmaceutical Co. Ltd.	85,300	153,314
#	WIN-Partners Co. Ltd.	106,100	799,068
	ZERIA Pharmaceutical Co. Ltd.	52,300	937,388

TOTAL HEALTH CARE			140,699,316

INDUSTRIALS — (29.0%)
	Advan Group Co. Ltd.	144,200	1,005,780
	Aeon Delight Co. Ltd.	114,400	2,535,200
	Aichi Corp.	223,100	1,382,545
	Aida Engineering Ltd.	303,600	1,912,491
*	Aidma Holdings, Inc.	5,500	111,973
	Airtech Japan Ltd.	2,000	16,270
	AIT Corp.	9,200	108,120
	Ajis Co. Ltd.	28,900	493,630
	Alconix Corp.	141,600	1,442,315
#	Alinco, Inc.	80,500	609,274
	Alps Logistics Co. Ltd.	110,100	1,051,571
#	Altech Corp.	101,970	1,925,596
	Anest Iwata Corp.	220,200	1,650,456
	Asahi Diamond Industrial Co. Ltd.	320,400	2,141,828
	Asahi Kogyosha Co. Ltd.	51,400	921,523
	Asanuma Corp.	83,700	1,923,622
#	Asukanet Co. Ltd.	31,200	216,785
#	AZ-COM MARUWA Holdings, Inc.	176,300	2,599,620
	Bando Chemical Industries Ltd.	207,500	1,666,955
	Bell System24 Holdings, Inc.	217,000	2,230,883
	Benefit One, Inc.	6,000	82,586
#	Br Holdings Corp.	221,200	612,805
#	Bunka Shutter Co. Ltd.	346,800	2,954,942
	Canare Electric Co. Ltd.	21,200	216,523
	Career Design Center Co. Ltd.	1,900	28,881
	Careerlink Co. Ltd.	21,900	355,994
	Central Glass Co. Ltd.	216,100	4,667,050
	Central Security Patrols Co. Ltd.	53,000	1,096,800
	Chilled & Frozen Logistics Holdings Co. Ltd.	98,500	959,895
*	Chiyoda Corp.	906,000	2,672,832

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Chiyoda Integre Co. Ltd.	66,200	$1,133,165
	Chori Co. Ltd.	73,000	1,386,689
	Chudenko Corp.	183,100	3,002,915
	Chugai Ro Co. Ltd.	36,600	482,346
	Chuo Warehouse Co. Ltd.	21,000	167,580
	CKD Corp.	244,600	3,725,890
	CMC Corp.	30,200	309,226
	Cosel Co. Ltd.	146,800	1,174,526
	Creek & River Co. Ltd.	67,100	1,049,982
*	CrowdWorks, Inc.	8,100	85,287
	CTI Engineering Co. Ltd.	69,200	1,682,917
	CTS Co. Ltd.	157,100	911,252
	Dai-Dan Co. Ltd.	89,200	1,613,220
#	Daido Kogyo Co. Ltd.	41,000	229,808
	Daihatsu Diesel Manufacturing Co. Ltd.	119,100	554,913
	Daihen Corp.	123,600	4,070,312
	Daiho Corp.	69,700	2,002,460
	Dai-Ichi Cutter Kogyo KK	46,300	424,069
	Daiichi Jitsugyo Co. Ltd.	51,100	2,180,406
	Daiichi Kensetsu Corp.	35,200	365,421
#	Daiki Axis Co. Ltd.	41,900	220,106
	Daiseki Co. Ltd.	286,755	8,204,170
#	Daiseki Eco. Solution Co. Ltd.	21,959	152,819
	Daisue Construction Co. Ltd.	48,200	434,377
	Daiwa Industries Ltd.	188,100	1,986,845
	Denyo Co. Ltd.	96,400	1,346,981
	Dip Corp.	207,935	5,130,189
	DMG Mori Co. Ltd.	731,800	11,740,020
	DMW Corp.	4,800	114,538
	Duskin Co. Ltd.	261,100	6,405,340
	Ebara Jitsugyo Co. Ltd.	64,800	1,420,524
#	Eidai Co. Ltd.	184,700	300,292
	EJ Holdings, Inc.	30,100	357,497
	en Japan, Inc.	189,208	3,396,338
	Endo Lighting Corp.	56,300	435,995
#	Envipro Holdings, Inc.	34,400	151,083
	ERI Holdings Co. Ltd.	14,100	144,117
	EXEO Group, Inc.	414,900	7,698,514
	F&M Co. Ltd.	44,400	696,654
# *	FDK Corp.	64,298	407,230
	Forum Engineering, Inc.	24,500	152,846
	Freund Corp.	75,600	356,049
	Fudo Tetra Corp.	97,080	1,276,037
	Fuji Corp.	369,200	6,192,651
	Fuji Die Co. Ltd.	55,300	301,059
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	48,598
	Fujikura Ltd.	631,500	4,305,640
	Fujisash Co. Ltd.	573,900	281,954
#	Fukuda Corp.	53,200	1,893,206
	Fukushima Galilei Co. Ltd.	79,400	2,994,114
	Fukuvi Chemical Industry Co. Ltd.	10,600	47,731
	Fukuyama Transporting Co. Ltd.	94,357	2,522,085
	FULLCAST Holdings Co. Ltd.	126,600	2,298,487
	Funai Soken Holdings, Inc.	241,570	4,630,794
	Furukawa Co. Ltd.	189,400	1,871,815
	Furukawa Electric Co. Ltd.	418,600	7,663,927
	Futaba Corp.	208,200	804,060
#	Gakujo Co. Ltd.	5,600	66,638
	Gecoss Corp.	95,900	628,682

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
	INDUSTRIALS — (Continued)
	Giken Ltd.	8,200	$128,878
	Glory Ltd.	288,855	6,141,466
	gremz, Inc.	27,900	442,828
	GS Yuasa Corp.	393,683	6,928,722
	Hamakyorex Co. Ltd.	100,900	2,581,759
	Hanwa Co. Ltd.	169,500	5,248,579
	Hashimoto Sogyo Holdings Co. Ltd.	8,140	66,912
#	Hazama Ando Corp.	1,150,400	7,594,142
#	Helios Techno Holding Co. Ltd.	106,400	532,040
	Hibiya Engineering Ltd.	109,900	1,820,568
	Hirakawa Hewtech Corp.	70,800	753,595
#	Hirano Tecseed Co. Ltd.	56,700	918,290
#	Hirata Corp.	27,900	1,392,530
	Hisaka Works Ltd.	119,700	803,404
	Hitachi Zosen Corp.	1,041,679	6,460,190
	Hito Communications Holdings, Inc.	43,900	511,815
#	Hokuetsu Industries Co. Ltd.	137,200	1,406,275
#	Hokuriku Electrical Construction Co. Ltd.	89,040	541,828
	Hosokawa Micron Corp.	87,500	1,895,568
	Howa Machinery Ltd.	65,100	403,009
#	Ichikawa Co. Ltd.	1,000	9,841
	Ichiken Co. Ltd.	29,800	420,452
	Ichinen Holdings Co. Ltd.	125,100	1,271,307
	Idec Corp.	187,600	4,594,017
	Iino Kaiun Kaisha Ltd.	490,700	3,692,518
	Imura & Co. Ltd.	13,700	101,541
	Inaba Denki Sangyo Co. Ltd.	319,300	7,131,870
	Inaba Seisakusho Co. Ltd.	61,700	659,406
	Inabata & Co. Ltd.	280,200	5,719,729
	Infomart Corp.	882,300	1,896,511
	INFRONEER Holdings, Inc.	404,288	3,193,304
	Insource Co. Ltd.	295,300	2,709,572
#	Inui Global Logistics Co. Ltd.	80,380	1,021,683
	IR Japan Holdings Ltd.	56,500	890,883
	Iseki & Co. Ltd.	114,049	1,007,200
	Ishii Iron Works Co. Ltd.	11,000	184,011
	Itoki Corp.	213,100	1,267,888
	Iwaki Co. Ltd.	56,100	538,456
	JAC Recruitment Co. Ltd.	105,100	1,963,714
	Japan Elevator Service Holdings Co. Ltd.	366,800	5,456,422
	Japan Foundation Engineering Co. Ltd.	119,000	470,490
	Japan Pulp & Paper Co. Ltd.	72,300	2,787,525
	Japan Steel Works Ltd.	72,600	1,318,987
	Japan Transcity Corp.	244,600	1,220,893
	JDC Corp.	79,900	361,444
	JK Holdings Co. Ltd.	87,140	679,784
#	Juki Corp.	174,000	822,119
	Kamei Corp.	148,700	1,707,663
	Kanaden Corp.	105,700	940,595
	Kanagawa Chuo Kotsu Co. Ltd.	42,800	1,006,697
	Kaname Kogyo Co. Ltd.	1,300	7,401
#	Kanamoto Co. Ltd.	195,900	3,281,925
	Kandenko Co. Ltd.	616,100	4,642,152
	Kanematsu Corp.	492,625	6,412,371
	Katakura Industries Co. Ltd.	151,500	2,024,198
	Kato Works Co. Ltd	54,900	495,571
	Kawada Technologies, Inc.	32,300	968,967
	Kawata Manufacturing Co. Ltd.	23,300	149,990
#	Keihin Co. Ltd.	15,100	186,706

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	KFC Ltd.	8,700	$84,115
	Kimura Chemical Plants Co. Ltd.	98,900	515,400
	Kimura Unity Co. Ltd.	47,000	364,017
#	King Jim Co. Ltd.	61,200	416,157
	Kitagawa Corp.	50,300	414,111
	Kitano Construction Corp.	24,072	573,276
	Kitz Corp.	405,100	2,770,403
# *	Kobe Electric Railway Co. Ltd.	37,299	879,265
	Koike Sanso Kogyo Co. Ltd.	13,400	235,550
	Kokuyo Co. Ltd.	449,525	6,424,031
	KOMAIHALTEC, Inc.	18,200	239,448
	Komatsu Wall Industry Co. Ltd.	49,300	851,068
	Komori Corp.	291,700	2,260,359
#	Kondotec, Inc.	114,200	857,469
	Konoike Transport Co. Ltd.	170,700	2,008,934
#	Kosaido Holdings Co. Ltd.	99,600	1,977,956
	Kozo Keikaku Engineering, Inc.	22,000	478,273
	KPP Group Holdings Co. Ltd.	231,500	1,105,222
	KRS Corp.	75,600	567,643
	Kumagai Gumi Co. Ltd.	213,600	4,541,312
	Kuroda Precision Industries Ltd.	700	8,088
	Kyodo Printing Co. Ltd.	43,500	905,548
	Kyokuto Boeki Kaisha Ltd.	66,000	736,767
	Kyokuto Kaihatsu Kogyo Co. Ltd.	198,600	2,504,184
	KYORITSU Co. Ltd.	151,200	165,850
	Kyudenko Corp.	216,100	5,762,640
#	LIKE, Inc.	66,300	932,028
	Link & Motivation, Inc.	252,500	906,574
*	LTS, Inc.	2,100	40,121
	Mabuchi Motor Co. Ltd.	252,834	7,135,527
#	Maezawa Industries, Inc.	49,000	272,409
#	Maezawa Kasei Industries Co. Ltd.	84,000	1,015,027
	Maezawa Kyuso Industries Co. Ltd.	122,700	970,145
#	Makino Milling Machine Co. Ltd.	145,100	5,307,306
#	Management Solutions Co. Ltd.	54,200	1,284,491
	Marufuji Sheet Piling Co. Ltd.	11,800	185,206
	MARUKA FURUSATO Corp.	45,807	887,281
#	Marumae Co. Ltd.	31,900	375,973
#	Maruyama Manufacturing Co., Inc.	18,000	250,864
	Maruzen Co. Ltd.	65,800	1,028,384
	Maruzen Showa Unyu Co. Ltd.	79,400	1,987,184
#	Matching Service Japan Co. Ltd.	52,000	389,216
	Matsuda Sangyo Co. Ltd.	75,682	1,257,784
#	Matsui Construction Co. Ltd.	125,500	659,099
	Max Co. Ltd.	158,700	2,534,429
	Meidensha Corp.	216,410	2,939,946
#	Meiho Facility Works Ltd.	36,100	207,364
	Meiji Electric Industries Co. Ltd.	52,500	464,738
#	Meiji Shipping Co. Ltd.	94,000	445,368
	Meisei Industrial Co. Ltd.	216,000	1,490,610
	Meitec Corp.	478,200	8,080,604
#	Meiwa Corp.	145,600	752,710
	MetaReal Corp.	22,800	226,556
	METAWATER Co. Ltd.	114,300	1,506,354
#	Midac Holdings Co. Ltd.	30,100	423,196
	Mie Kotsu Group Holdings, Inc.	346,700	1,498,588
	Mirai Industry Co. Ltd.	4,600	73,740
	Mirait One Corp.	565,135	7,019,729
	Mitani Corp.	294,600	2,901,317

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Mitani Sangyo Co. Ltd.	145,000	$344,973
	Mitsubishi Kakoki Kaisha Ltd.	39,000	698,364
	Mitsubishi Logisnext Co. Ltd.	184,400	1,342,913
	Mitsubishi Logistics Corp.	110,200	2,730,669
	Mitsubishi Pencil Co. Ltd.	133,500	1,746,393
	Mitsuboshi Belting Ltd.	95,300	2,730,315
*	Mitsui E&S Co. Ltd.	298,581	1,147,165
#	Mitsui Matsushima Holdings Co. Ltd.	71,100	1,658,030
	Mitsui-Soko Holdings Co. Ltd.	125,200	3,674,967
	Miyaji Engineering Group, Inc.	37,517	1,075,331
	Mori-Gumi Co. Ltd.	69,500	152,839
	Morita Holdings Corp.	208,200	2,194,151
#	NAC Co. Ltd.	61,300	432,726
	Nachi-Fujikoshi Corp.	86,900	2,455,833
#	Nadex Co. Ltd.	37,200	276,142
	Nagase & Co. Ltd.	584,600	9,210,466
	Naigai Trans Line Ltd.	41,700	791,965
	Nakabayashi Co. Ltd.	113,400	403,050
	Nakakita Seisakusho Co. Ltd.	3,700	63,326
	Nakamoto Packs Co. Ltd.	33,300	387,043
*	Nakamura Choukou Co. Ltd.	6,600	29,270
	Nakanishi Manufacturing Co. Ltd.	5,700	78,113
	Nakano Corp.	102,700	311,732
# *	Namura Shipbuilding Co. Ltd.	268,528	809,642
	Narasaki Sangyo Co. Ltd.	25,400	342,212
#	Nice Corp.	30,000	291,120
	Nichias Corp.	378,700	7,658,984
	Nichiban Co. Ltd.	68,100	1,007,085
	Nichiden Corp.	92,100	1,365,242
	Nichiha Corp.	159,280	3,365,352
	Nichireki Co. Ltd.	148,800	1,890,449
	Nihon Dengi Co. Ltd.	30,800	799,939
	Nihon Flush Co. Ltd.	122,000	927,551
	Nikkiso Co. Ltd.	304,400	2,137,980
	Nikko Co. Ltd.	168,400	800,873
	Nikkon Holdings Co. Ltd.	369,900	7,168,059
	Nippi, Inc.	11,900	337,158
#	Nippon Air Conditioning Services Co. Ltd.	187,100	1,017,289
	Nippon Aqua Co. Ltd.	55,400	359,076
	Nippon Carbon Co. Ltd.	66,200	2,028,629
	Nippon Concept Corp.	39,500	470,979
	Nippon Densetsu Kogyo Co. Ltd.	224,600	2,912,553
	Nippon Dry-Chemical Co. Ltd.	11,300	154,970
	Nippon Filcon Co. Ltd.	15,700	54,392
	Nippon Hume Corp.	137,300	796,902
	Nippon Koei Co. Ltd.	74,200	2,068,725
	Nippon Parking Development Co. Ltd.	1,222,100	2,106,361
	Nippon Rietec Co. Ltd.	26,400	247,851
	Nippon Road Co. Ltd.	20,400	1,209,573
	Nippon Seisen Co. Ltd.	14,800	492,844
	Nippon Sharyo Ltd.	40,999	629,361
*	Nippon Sheet Glass Co. Ltd.	559,900	2,709,850
	Nippon Thompson Co. Ltd.	338,500	1,466,263
	Nippon Tungsten Co. Ltd.	6,699	129,346
	Nishimatsu Construction Co. Ltd.	201,800	5,302,905
	Nishi-Nippon Railroad Co. Ltd.	259,200	4,753,813
	Nishio Holdings Co. Ltd.	123,800	2,941,828
#	Nissei ASB Machine Co. Ltd.	50,300	1,577,640
	Nissei Plastic Industrial Co. Ltd.	105,100	785,583

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Nisshinbo Holdings, Inc.	843,080	$6,490,518
	Nissin Corp.	90,000	1,416,780
	Nisso Corp.	69,000	394,931
	Nitta Corp.	123,700	2,814,186
	Nitto Boseki Co. Ltd.	79,000	1,103,571
	Nitto Kogyo Corp.	166,300	3,292,720
	Nitto Kohki Co. Ltd.	69,900	1,033,537
	Nitto Seiko Co. Ltd.	186,200	831,602
	Nittoc Construction Co. Ltd.	117,600	873,287
	Nittoku Co. Ltd.	3,100	59,668
	NJS Co. Ltd.	36,800	622,594
	Noda Corp.	116,900	1,070,624
	Nomura Micro Science Co. Ltd.	39,900	1,238,195
	Noritake Co. Ltd.	57,700	1,981,706
	Noritsu Koki Co. Ltd.	117,500	1,931,398
	Noritz Corp.	175,100	2,374,431
#	NS Tool Co. Ltd.	105,300	877,866
	NS United Kaiun Kaisha Ltd.	58,900	1,724,985
	NTN Corp.	2,389,800	5,903,180
#	Obara Group, Inc.	72,300	2,272,712
#	Ochi Holdings Co. Ltd.	8,900	81,028
#	Odawara Engineering Co. Ltd.	9,900	120,191
#	Ohba Co. Ltd.	76,500	443,816
	Ohmoto Gumi Co. Ltd.	4,100	198,574
	Oiles Corp.	139,970	1,768,862
	Okabe Co. Ltd.	227,900	1,411,208
#	Okada Aiyon Corp.	42,800	564,900
	Okamoto Machine Tool Works Ltd.	25,299	914,621
	Okamura Corp.	368,200	3,931,220
	OKUMA Corp.	147,700	6,558,854
	Okumura Corp.	181,680	4,457,354
	Onoken Co. Ltd.	107,500	1,226,568
	Open Up Group, Inc.	111,700	1,654,746
	Organo Corp.	162,700	3,928,806
	Oriental Consultants Holdings Co. Ltd.	6,100	116,544
	Oriental Shiraishi Corp.	747,300	1,809,899
	Origin Co. Ltd.	24,900	228,765
	OSG Corp.	526,900	7,401,733
	Outsourcing, Inc.	731,600	7,452,495
	Oyo Corp.	126,400	1,902,622
	Paraca, Inc.	35,900	518,156
	Parker Corp.	34,000	156,885
#	Pasco Corp.	11,200	121,693
#	Pasona Group, Inc.	137,400	1,891,005
#	Pegasus Co. Ltd.	135,300	620,197
	Penta-Ocean Construction Co. Ltd.	1,390,500	6,760,157
	People Dreams & Technologies Group Co. Ltd.	23,700	269,100
	Pilot Corp.	130,000	4,332,535
	Prestige International, Inc.	638,800	2,788,261
	Pronexus, Inc.	104,900	770,578
	PS Mitsubishi Construction Co. Ltd.	203,300	1,011,908
	Punch Industry Co. Ltd.	88,700	343,592
	Quick Co. Ltd.	77,000	1,013,062
	Raito Kogyo Co. Ltd.	282,600	4,168,284
	Raiznext Corp.	268,200	2,871,816
#	Rasa Corp.	63,200	687,199
	Relia, Inc.	116,700	1,252,934
	Rheon Automatic Machinery Co. Ltd.	120,500	1,157,147
#	Rix Corp.	17,300	356,272

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Ryobi Ltd.	152,640	$1,776,284
#	S LINE Co. Ltd.	23,800	139,290
	Sakai Heavy Industries Ltd.	22,800	704,402
	Sakai Moving Service Co. Ltd.	70,400	2,480,115
	Sanki Engineering Co. Ltd.	268,900	2,972,815
	Sanko Gosei Ltd.	134,300	521,833
	Sanko Metal Industrial Co. Ltd.	16,200	476,194
	Sankyo Tateyama, Inc.	139,674	702,795
	Sankyu, Inc.	138,700	4,891,907
	Sansei Technologies, Inc.	64,500	463,776
	Sansha Electric Manufacturing Co. Ltd.	62,600	417,578
	Sanyo Denki Co. Ltd.	53,600	2,677,600
	Sanyo Electric Railway Co. Ltd.	109,898	1,925,022
	Sanyo Engineering & Construction, Inc.	60,200	277,735
	Sanyo Industries Ltd.	9,900	135,361
	Sanyo Trading Co. Ltd.	138,600	1,317,335
	Sata Construction Co. Ltd.	86,199	307,721
	Sato Holdings Corp.	173,800	2,941,079
	Sato Shoji Corp.	86,800	919,651
	SBS Holdings, Inc.	117,700	2,868,128
#	SEC Carbon Ltd.	10,900	717,673
	Seibu Electric & Machinery Co. Ltd.	10,300	121,520
	Seika Corp.	54,300	896,011
	Seikitokyu Kogyo Co. Ltd.	185,330	1,276,955
	Seiko Electric Co. Ltd.	4,900	36,175
	Seino Holdings Co. Ltd.	440,200	4,887,100
	Sekisui Jushi Corp.	192,600	3,093,706
	Senko Group Holdings Co. Ltd.	688,500	4,920,240
#	Senshu Electric Co. Ltd.	77,500	1,776,441
	Shibaura Machine Co. Ltd.	120,800	2,812,267
	Shibusawa Warehouse Co. Ltd.	58,000	987,649
	Shibuya Corp.	93,100	1,722,015
	Shima Seiki Manufacturing Ltd.	165,300	2,260,722
#	Shimojima Co. Ltd.	48,800	411,550
	Shin Maint Holdings Co. Ltd.	14,600	138,915
	Shin Nippon Air Technologies Co. Ltd.	84,680	1,215,290
#	Shinki Bus Co. Ltd.	1,900	47,914
	Shinmaywa Industries Ltd.	348,100	3,134,427
	Shinnihon Corp.	164,700	1,280,389
	Shinsho Corp.	30,000	1,299,288
	Shinwa Co. Ltd.	62,300	978,376
	Shinwa Co. Ltd.	24,800	130,712
	SIGMAXYZ Holdings, Inc.	209,700	1,650,935
	Sinfonia Technology Co. Ltd.	135,800	1,735,699
	Sinko Industries Ltd.	122,500	1,625,649
	Sintokogio Ltd.	273,000	1,979,786
	SMS Co. Ltd.	183,100	4,302,866
#	Soda Nikka Co. Ltd.	105,700	640,397
	Sodick Co. Ltd.	286,600	1,585,605
	Sotetsu Holdings, Inc.	239,900	4,567,857
#	Space Co. Ltd.	96,562	662,280
	S-Pool, Inc.	410,600	1,904,717
	Star Micronics Co. Ltd.	217,000	2,824,235
#	Studio Alice Co. Ltd.	56,600	889,607
	Subaru Enterprise Co. Ltd.	6,300	446,054
	Sugimoto & Co. Ltd.	61,600	924,653
#	Sumiseki Holdings, Inc.	239,800	583,830
	Sumitomo Densetsu Co. Ltd.	109,300	2,273,347
	Sumitomo Mitsui Construction Co. Ltd.	922,840	2,616,393

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Sumitomo Warehouse Co. Ltd.	333,600	$5,542,189
	Suzumo Machinery Co. Ltd.	4,400	36,627
	SWCC Corp.	154,100	2,001,527
#	Tacmina Corp.	14,700	133,845
	Tadano Ltd.	683,800	5,352,449
	Taihei Dengyo Kaisha Ltd.	89,200	2,720,736
#	Taiheiyo Kouhatsu, Inc.	41,300	260,599
	Taikisha Ltd.	157,700	4,272,354
	Taisei Oncho Co. Ltd.	14,900	220,953
#	Takamatsu Construction Group Co. Ltd.	90,100	1,461,882
#	Takamiya Co. Ltd.	137,800	449,301
	Takano Co. Ltd.	50,700	263,722
	Takaoka Toko Co. Ltd.	64,820	974,773
#	Takara & Co. Ltd.	48,355	845,027
	Takara Standard Co. Ltd.	196,500	2,376,727
	Takasago Thermal Engineering Co. Ltd.	293,400	4,926,567
#	Takashima & Co. Ltd.	22,900	479,748
#	Takatori Corp.	4,500	133,155
	Takeuchi Manufacturing Co. Ltd.	214,800	5,894,891
	Takigami Steel Construction Co. Ltd.	5,300	302,166
	Takisawa Machine Tool Co. Ltd.	28,500	281,042
	Takuma Co. Ltd.	189,100	1,978,327
	Tanabe Consulting Group Co. Ltd.	2,400	15,493
	Tanabe Engineering Corp.	39,500	280,445
	Tanseisha Co. Ltd.	236,149	1,402,516
	Tatsuta Electric Wire & Cable Co. Ltd.	234,900	1,235,350
	Techno Ryowa Ltd.	68,690	454,749
	Techno Smart Corp.	49,500	574,124
	Teikoku Electric Manufacturing Co. Ltd.	103,400	1,823,595
	Teikoku Sen-I Co. Ltd.	113,000	1,432,445
	Tekken Corp.	83,400	1,184,077
	Terasaki Electric Co. Ltd.	25,500	274,548
#	Tess Holdings Co. Ltd.	36,100	318,463
	TKC Corp.	183,400	4,956,818
	Toa Corp.	82,100	1,782,032
	TOA ROAD Corp.	50,400	1,603,695
	Toba, Inc.	9,800	211,575
	Tobishima Corp.	117,870	988,743
	Tocalo Co. Ltd.	374,400	3,516,067
	Toda Corp.	763,300	4,465,740
	Toenec Corp.	54,000	1,376,448
	Togami Electric Manufacturing Co. Ltd.	17,800	236,795
	TOKAI Holdings Corp.	642,800	4,175,517
	Tokai Lease Co. Ltd.	18,800	181,478
	Tokyo Energy & Systems, Inc.	144,700	972,529
	Tokyo Keiki, Inc.	71,022	631,195
	Tokyo Sangyo Co. Ltd.	126,500	793,860
	Tokyu Construction Co. Ltd.	523,900	2,777,750
	Toli Corp.	282,400	578,463
	Tomoe Corp.	155,100	505,227
#	Tomoe Engineering Co. Ltd.	46,400	831,850
	Tonami Holdings Co. Ltd.	37,500	1,272,053
	Torishima Pump Manufacturing Co. Ltd.	118,300	1,375,485
	Totech Corp.	48,100	1,516,432
	Totetsu Kogyo Co. Ltd.	152,800	3,052,956
	Toukei Computer Co. Ltd.	6,810	325,209
	Toyo Construction Co. Ltd.	492,600	3,527,913
	Toyo Denki Seizo KK	22,850	171,442
*	Toyo Engineering Corp.	194,378	830,586

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Toyo Logistics Co. Ltd.	85,100	$176,202
#	Toyo Machinery & Metal Co. Ltd.	100,000	470,297
#	Toyo Tanso Co. Ltd.	88,700	2,578,811
#	Toyo Wharf & Warehouse Co. Ltd.	24,100	258,712
	Trancom Co. Ltd.	47,200	2,368,988
	Transcosmos, Inc.	116,500	2,718,219
	Trinity Industrial Corp.	36,000	190,707
	Trusco Nakayama Corp.	236,800	4,113,508
	Tsubaki Nakashima Co. Ltd.	261,300	1,830,573
	Tsubakimoto Chain Co.	158,840	3,934,262
	Tsubakimoto Kogyo Co. Ltd.	28,400	864,147
	Tsugami Corp.	267,700	2,780,711
	Tsukishima Holdings Co. Ltd.	165,000	1,338,639
	Tsurumi Manufacturing Co. Ltd.	114,300	1,954,899
#	Ueki Corp.	60,800	592,607
	UEX Ltd.	2,900	26,871
	Union Tool Co.	46,900	1,121,584
	Ushio, Inc.	600,400	7,468,712
*	UT Group Co. Ltd.	183,200	3,506,835
*	Visional, Inc.	27,700	1,452,690
	Wakachiku Construction Co. Ltd.	74,800	2,367,361
	Wakita & Co. Ltd.	217,200	2,210,962
	WDB Holdings Co. Ltd.	63,000	941,059
	Weathernews, Inc.	36,200	1,816,245
# *	Welbe, Inc.	59,100	296,450
	Will Group, Inc.	96,500	756,376
	World Holdings Co. Ltd.	50,700	1,030,079
	Yahagi Construction Co. Ltd.	172,600	1,092,004
	YAMABIKO Corp.	217,528	2,155,115
	YAMADA Consulting Group Co. Ltd.	64,900	728,977
	Yamashina Corp.	245,700	119,247
	Yamato Corp.	108,400	771,542
	Yamaura Corp.	14,400	131,188
	Yamazen Corp.	353,200	2,740,316
	Yasuda Logistics Corp.	99,100	761,310
	Yokogawa Bridge Holdings Corp.	198,600	3,250,328
	Yondenko Corp.	54,120	777,084
	Yuasa Trading Co. Ltd.	103,900	3,017,485
	Yuken Kogyo Co. Ltd.	15,800	237,238
	Yurtec Corp.	257,400	1,563,747
	Yushin Precision Equipment Co. Ltd.	31,700	185,000
	Zaoh Co. Ltd.	25,900	437,559
	Zenitaka Corp.	18,700	467,265
	Zuiko Corp.	94,600	750,297

TOTAL INDUSTRIALS			835,928,863

INFORMATION TECHNOLOGY — (14.4%)
	A&D HOLON Holdings Co. Ltd.	138,500	1,397,422
*	Access Co. Ltd.	82,500	523,105
	Ad-sol Nissin Corp.	47,200	608,721
#	Adtec Plasma Technology Co. Ltd.	25,000	240,353
#	AGS Corp.	13,000	68,588
	Ai Holdings Corp.	244,200	4,275,193
*	AI inside, Inc.	400	12,768
	Aichi Tokei Denki Co. Ltd.	53,600	605,801
	Aiphone Co. Ltd.	66,800	1,053,467
*	Allied Telesis Holdings KK	191,200	153,499
	Alpha Systems, Inc.	23,920	728,003
	Alps Alpine Co. Ltd.	360,100	3,287,732

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Amano Corp.	291,800	$5,941,326
	Anritsu Corp.	851,999	7,801,334
	AOI Electronics Co. Ltd.	27,700	385,354
	Argo Graphics, Inc.	102,600	2,890,965
	Arisawa Manufacturing Co. Ltd.	207,900	1,914,769
	Artiza Networks, Inc.	14,900	103,165
	Asahi Intelligence Service Co. Ltd.	1,300	11,224
#	Atled Corp.	15,700	170,704
	Avant Group Corp.	127,700	1,321,544
	Base Co. Ltd.	16,300	715,055
*	BrainPad, Inc.	87,600	446,079
	Broadband Tower, Inc.	116,500	121,861
	Business Brain Showa-Ota, Inc.	41,500	598,302
	Business Engineering Corp.	4,900	124,492
	CAC Holdings Corp.	75,200	944,168
	Canon Electronics, Inc.	125,200	1,705,283
#	CDS Co. Ltd.	15,500	205,546
#	Celsys, Inc.	206,000	985,585
	Change Holdings, Inc.	156,000	2,639,185
#	Chino Corp.	45,000	702,005
	Citizen Watch Co. Ltd.	1,550,700	8,580,554
	CMK Corp.	275,600	937,576
	Computer Engineering & Consulting Ltd.	170,100	1,768,451
	Computer Institute of Japan Ltd.	227,278	912,938
	Comture Corp.	143,900	2,122,897
	Core Corp.	45,800	569,900
	Cresco Ltd.	84,700	1,116,760
#	Cross Cat Co. Ltd.	8,200	72,424
	Cube System, Inc.	60,600	512,003
	Cyber Com Co. Ltd.	10,600	121,753
*	Cyber Security Cloud, Inc.	1,900	25,681
	Cyberlinks Co. Ltd.	30,600	203,101
	Cybozu, Inc.	150,100	2,996,246
	Daiko Denshi Tsushin Ltd.	23,100	85,927
#	Daishinku Corp.	148,696	748,120
	Daitron Co. Ltd.	55,600	1,068,269
	Daiwabo Holdings Co. Ltd.	574,800	10,846,024
	Dawn Corp.	4,000	62,054
#	Densan System Holdings Co. Ltd.	43,600	857,776
	Dexerials Corp.	345,400	6,573,158
	Digital Arts, Inc.	73,500	2,735,930
	Digital Garage, Inc.	141,400	4,988,574
	Digital Hearts Holdings Co. Ltd.	74,800	810,397
	Digital Information Technologies Corp.	61,700	733,888
	DKK Co. Ltd.	61,300	1,042,077
#	DKK-Toa Corp.	31,400	187,989
	Double Standard, Inc.	42,500	638,521
	DTS Corp.	250,500	5,951,772
	Ebase Co. Ltd.	125,600	635,625
	E-Guardian, Inc.	62,600	1,011,839
	Eizo Corp.	96,200	3,153,255
	Elecom Co. Ltd.	256,300	2,432,178
	Elematec Corp.	113,542	1,441,639
#	Enomoto Co. Ltd.	29,100	359,667
	Enplas Corp.	46,100	1,556,736
	ESPEC Corp.	116,100	1,755,355
	Ferrotec Holdings Corp.	245,700	5,556,868
	Fixstars Corp.	107,100	1,104,258
	Focus Systems Corp.	53,700	402,229

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Forval Corp.	51,100	$438,679
	FTGroup Co. Ltd.	51,000	409,984
	Fuji Soft, Inc.	41,500	2,479,390
	Fukui Computer Holdings, Inc.	58,900	1,169,111
	Furuno Electric Co. Ltd.	155,900	1,063,444
#	Furuya Metal Co. Ltd.	17,800	1,182,615
	Future Corp.	292,400	3,740,180
	Future Innovation Group, Inc.	11,900	25,344
#	GL Sciences, Inc.	44,500	750,545
	Glosel Co. Ltd.	113,200	341,460
	GMO GlobalSign Holdings KK.	33,000	936,370
	GMO internet group, Inc.	13,600	273,587
	GMO Pepabo, Inc.	7,300	95,658
	Hagiwara Electric Holdings Co. Ltd., Class C.	47,100	1,131,233
	Hakuto Co. Ltd.	82,700	2,595,856
# *	Hennge KK.	13,200	71,073
	Himacs Ltd.	960	10,033
	Hioki EE Corp.	61,700	4,109,448
	Hochiki Corp.	91,500	1,088,439
#	Hokuriku Electric Industry Co. Ltd.	21,839	197,051
	Horiba Ltd.	114,700	6,319,131
	Hosiden Corp.	304,400	3,898,296
	Hotto Link, Inc.	55,800	128,816
#	HPC Systems, Inc.	17,700	265,448
#	Icom, Inc.	54,900	1,116,917
	ID Holdings Corp.	79,450	642,096
	I’ll, Inc.	30,300	616,885
	Ines Corp.	123,100	1,258,816
	I-Net Corp.	76,490	743,497
	Information Services International-Dentsu Ltd.	7,700	271,443
	Innotech Corp.	96,100	963,977
	Intelligent Wave, Inc.	50,500	269,112
	Inter Action Corp.	34,200	332,098
	I-PEX, Inc.	72,100	740,377
	Iriso Electronics Co. Ltd.	127,400	4,360,853
	ISB Corp.	51,700	456,862
*	ITbook Holdings Co. Ltd.	72,300	204,408
	Itfor, Inc.	172,600	1,103,162
# *	Iwatsu Electric Co. Ltd.	53,100	320,118
	Japan Aviation Electronics Industry Ltd.	294,700	5,169,910
	Japan Cash Machine Co. Ltd.	138,300	1,293,259
	Japan Electronic Materials Corp.	60,200	611,841
	Japan Material Co. Ltd.	431,700	6,472,857
	Japan System Techniques Co. Ltd.	30,400	464,450
	Jastec Co. Ltd.	71,600	650,448
	JBCC Holdings, Inc.	90,100	1,428,542
	JFE Systems, Inc.	10,000	191,937
# *	JIG-SAW, Inc.	19,600	678,481
	Justsystems Corp.	150,300	3,971,677
	Kaga Electronics Co. Ltd.	100,200	3,554,758
*	Kaonavi, Inc.	4,500	89,051
	KEL Corp.	27,900	355,267
	Koa Corp.	193,600	2,428,806
	Konica Minolta, Inc.	1,389,000	5,794,031
	KSK Co. Ltd.	3,000	50,270
#	Kyoden Co. Ltd.	116,100	432,105
	Kyosan Electric Manufacturing Co. Ltd.	244,400	763,825
	Kyowa Electronic Instruments Co. Ltd.	129,800	342,640
	LAC Co. Ltd.	97,400	494,188

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Macnica Holdings, Inc.	326,750	$8,979,183
	Marubun Corp.	106,400	945,726
	Maruwa Co. Ltd.	55,400	7,064,880
	Maxell Ltd.	289,100	3,184,036
	MCJ Co. Ltd.	428,700	2,965,072
*	Megachips Corp.	104,700	2,482,823
	Meiko Electronics Co. Ltd.	129,300	2,609,193
	Melco Holdings, Inc.	35,600	877,754
	Micronics Japan Co. Ltd.	158,600	1,444,870
	MIMAKI ENGINEERING Co. Ltd.	113,200	562,437
	Mimasu Semiconductor Industry Co. Ltd.	107,681	2,080,725
	Miraial Co. Ltd.	40,000	445,708
	Miroku Jyoho Service Co. Ltd.	112,800	1,408,982
	Mitachi Co. Ltd.	7,900	80,157
	Mitsubishi Research Institute, Inc.	50,700	1,839,536
	m-up Holdings, Inc.	180,000	1,638,208
#	Mutoh Holdings Co. Ltd.	7,400	91,122
	Nagano Keiki Co. Ltd.	86,800	823,733
	Naigai Tec Corp.	7,900	140,490
	NEC Networks & System Integration Corp.	226,108	2,818,552
	NET One Systems Co. Ltd.	327,200	7,714,843
	NF Holdings Corp.	12,900	93,013
	Nichicon Corp.	294,200	2,788,795
#	Nihon Dempa Kogyo Co. Ltd.	118,900	1,036,559
	Nihon Denkei Co. Ltd.	43,300	604,140
	Nippon Ceramic Co. Ltd.	8,900	178,138
*	Nippon Chemi-Con Corp.	115,300	1,720,798
#	Nippon Computer Dynamics Co. Ltd.	36,200	206,498
	Nippon Electric Glass Co. Ltd.	359,436	6,861,709
#	Nippon Information Development Co. Ltd.	12,600	155,783
#	Nippon Kodoshi Corp.	51,600	750,522
	Nippon Signal Company Ltd.	284,800	2,325,749
	Nissha Co. Ltd.	242,900	3,314,424
	Nohmi Bosai Ltd.	140,700	1,814,628
	NSD Co. Ltd.	482,660	8,879,198
	NSW, Inc.	48,600	750,441
	Ohara, Inc.	48,700	413,123
#	Ohizumi Mfg. Co. Ltd.	7,001	40,942
	Oki Electric Industry Co. Ltd.	519,356	2,817,235
	Optex Group Co. Ltd.	178,820	2,691,671
*	Optim Corp.	86,500	593,262
	Optorun Co. Ltd.	102,800	1,566,868
	Oro Co. Ltd.	37,200	668,501
	Osaki Electric Co. Ltd.	265,500	1,104,657
#	Oval Corp.	35,600	112,829
# *	Oxide Corp.	6,400	151,375
	PCI Holdings, Inc.	45,300	340,271
	Plus Alpha Consulting Co. Ltd.	15,100	323,233
	Pole To Win Holdings, Inc.	199,600	1,345,829
#	Pro-Ship, Inc.	51,100	522,347
	Restar Holdings Corp.	108,800	1,701,917
	Riken Keiki Co. Ltd.	87,100	3,347,130
	Riso Kagaku Corp.	54,400	991,650
#	River Eletec Corp.	35,300	181,996
	Roland DG Corp.	79,800	2,005,800
	Rorze Corp.	68,000	5,037,713
	RS Technologies Co. Ltd.	52,200	1,172,803
	Ryoden Corp.	92,900	1,426,603
	Ryosan Co. Ltd.	118,000	2,787,164

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Saison Information Systems Co. Ltd.	27,400	$371,411
	Sakura Internet, Inc.	129,200	648,476
	Samco, Inc.	4,600	163,475
	Sanken Electric Co. Ltd.	126,500	9,501,356
	Sanshin Electronics Co. Ltd.	70,900	1,178,324
	Santec Holdings Corp.	4,500	77,082
#	Satori Electric Co. Ltd.	73,880	897,674
#	Saxa Holdings, Inc.	27,200	366,792
	SB Technology Corp.	62,000	1,059,471
	Scala, Inc.	42,500	234,134
#	Seikoh Giken Co. Ltd.	23,900	317,500
#	SEMITEC Corp.	32,000	464,286
	SERAKU Co. Ltd.	21,300	250,503
	Shibaura Electronics Co. Ltd.	43,000	1,808,109
	Shibaura Mechatronics Corp.	22,400	2,508,140
	Shindengen Electric Manufacturing Co. Ltd.	45,700	1,163,056
	Shinko Shoji Co. Ltd.	231,100	2,036,878
#	Shizuki Electric Co., Inc.	121,600	435,073
	Showa Shinku Co. Ltd.	24,400	247,350
#	Sigma Koki Co. Ltd.	28,900	340,941
	Siix Corp.	186,300	1,870,417
*	Simplex Holdings, Inc.	24,500	426,247
	SK-Electronics Co. Ltd.	49,000	643,041
	Smaregi, Inc.	6,500	135,541
	SMK Corp.	26,049	465,155
	Softcreate Holdings Corp.	96,400	1,130,385
	Soliton Systems KK	54,100	416,148
	Solxyz Co. Ltd.	41,000	108,197
	SRA Holdings	69,900	1,562,384
	Sumida Corp.	158,549	1,972,385
	Sun-Wa Technos Corp.	75,500	1,046,129
	Suzuden Corp.	2,100	39,432
	Suzuki Co. Ltd.	73,200	549,380
	System D, Inc.	1,100	10,786
	System Information Co. Ltd.	57,600	328,241
	System Research Co. Ltd.	29,800	532,641
	System Support, Inc.	21,700	314,267
	Systems Engineering Consultants Co. Ltd.	6,600	156,905
	Systena Corp.	1,578,800	3,265,605
	Tachibana Eletech Co. Ltd.	101,760	1,552,073
	TAKEBISHI Corp.	52,200	655,668
	Tamura Corp.	441,800	2,531,473
	Tazmo Co. Ltd.	9,300	124,674
	TDC Soft, Inc.	93,400	1,009,163
	TechMatrix Corp.	242,600	2,894,717
*	Techno Horizon Co. Ltd.	61,800	207,263
	Tecnos Japan, Inc.	46,100	188,765
	Teikoku Tsushin Kogyo Co. Ltd.	50,400	576,210
	Terilogy Holdings	20,900	49,250
#	TESEC Corp.	22,600	376,567
	Toho System Science Co. Ltd.	2,700	21,455
	Tokyo Electron Device Ltd.	41,800	2,395,430
	Tokyo Seimitsu Co. Ltd.	232,600	8,581,078
	Tomen Devices Corp.	17,800	736,853
	Topcon Corp.	663,300	9,448,169
#	Torex Semiconductor Ltd.	52,900	877,904
	Toshiba TEC Corp.	137,400	3,990,548
	Towa Corp.	131,800	1,983,388
	Toyo Corp.	149,600	1,543,265

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Tri Chemical Laboratories, Inc.	154,500	$2,498,872
	Tsuzuki Denki Co. Ltd.	42,800	485,421
	Ubicom Holdings, Inc.	30,800	490,690
	Uchida Yoko Co. Ltd.	46,900	1,785,528
	ULS Group, Inc.	13,300	309,998
	Ulvac, Inc.	145,900	5,792,000
	UNITED, Inc.	24,200	224,614
#	User Local, Inc.	9,200	136,997
	V Technology Co. Ltd.	55,700	1,241,359
*	Valtes Co. Ltd.	600	13,169
	VINX Corp.	25,600	253,550
	Wacom Co. Ltd.	973,900	4,946,713
	WILLs, Inc.	34,200	138,638
*	WingArc1st, Inc.	13,100	213,833
	Yamaichi Electronics Co. Ltd.	136,700	1,814,821
	Yashima Denki Co. Ltd.	119,500	1,133,589
	YE DIGITAL Corp.	700	2,370
	Yokowo Co. Ltd.	111,075	1,642,530

TOTAL INFORMATION TECHNOLOGY			415,658,428

MATERIALS — (12.4%)
	Achilles Corp.	80,500	856,636
	ADEKA Corp.	507,000	8,561,947
	Agro-Kanesho Co. Ltd.	2,300	30,105
	Aica Kogyo Co. Ltd.	200,800	4,565,140
	Aichi Steel Corp.	65,365	1,308,828
	Arakawa Chemical Industries Ltd.	106,400	775,001
#	Araya Industrial Co. Ltd.	20,200	307,025
	Asahi Holdings, Inc.	472,200	6,951,864
	Asahi Printing Co. Ltd.	25,700	165,166
	ASAHI YUKIZAI Corp.	87,600	2,053,930
	Asahipen Corp.	2,100	28,135
	Asia Pile Holdings Corp.	208,100	1,132,068
#	C Uyemura & Co. Ltd.	69,300	3,343,897
	Carlit Holdings Co. Ltd.	128,900	661,303
	Chuetsu Pulp & Paper Co. Ltd.	32,800	241,868
	Chugoku Marine Paints Ltd.	313,900	2,743,160
	CI Takiron Corp.	281,800	1,037,988
	CK-San-Etsu Co. Ltd.	22,800	721,649
	Dai Nippon Toryo Co. Ltd.	130,200	824,559
	Daicel Corp.	822,200	6,482,111
	Daido Steel Co. Ltd.	156,900	6,042,247
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	118,200	873,467
	Daiken Corp.	61,300	1,053,613
	Daiki Aluminium Industry Co. Ltd.	170,400	1,748,197
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	76,800	1,052,393
	Daio Paper Corp.	357,700	2,898,870
	Denka Co. Ltd.	111,100	2,225,050
	DIC Corp.	341,600	6,310,516
	DKS Co. Ltd.	47,000	653,973
	Dowa Holdings Co. Ltd.	81,800	2,672,445
	Dynapac Co. Ltd.	8,500	80,009
	FP Corp.	62,500	1,554,695
	Fuji Seal International, Inc.	252,328	2,867,928
	Fujikura Kasei Co. Ltd.	157,900	510,104
	Fujimi, Inc.	77,700	4,025,149
	Fujimori Kogyo Co. Ltd.	98,500	2,288,621
	Fuso Chemical Co. Ltd.	111,900	3,113,923
	Godo Steel Ltd.	57,500	1,295,306

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Gun-Ei Chemical Industry Co. Ltd.	27,700	$538,989
	Hakudo Co. Ltd.	41,600	810,107
	Harima Chemicals Group, Inc.	93,100	588,927
	Hodogaya Chemical Co. Ltd.	39,400	906,919
	Hokkan Holdings Ltd.	58,100	596,943
	Hokko Chemical Industry Co. Ltd.	115,300	784,712
#	Hokuetsu Corp.	766,899	5,072,304
	Ise Chemicals Corp.	12,600	674,099
	Ishihara Chemical Co. Ltd.	72,000	796,020
	Ishihara Sangyo Kaisha Ltd.	203,950	1,762,342
#	Ishizuka Glass Co. Ltd.	12,900	146,446
	Japan Pure Chemical Co. Ltd.	500	8,978
	JCU Corp.	128,600	3,036,644
#	JSP Corp.	79,400	914,151
	Kaneka Corp.	199,700	5,312,753
	Kanto Denka Kogyo Co. Ltd.	261,700	1,985,368
	Katakura & Co-op Agri Corp.	20,400	254,537
	KeePer Technical Laboratory Co. Ltd.	86,400	3,212,679
#	KEIWA, Inc.	51,200	523,825
	KH Neochem Co. Ltd.	223,700	3,857,039
	Kimoto Co. Ltd.	181,500	253,922
	Koatsu Gas Kogyo Co. Ltd.	185,393	1,014,579
	Kobe Steel Ltd.	190,585	1,420,019
	Kohsoku Corp.	70,200	1,104,564
	Konishi Co. Ltd.	205,700	3,089,864
	Konoshima Chemical Co. Ltd.	37,500	432,785
	Krosaki Harima Corp.	30,100	1,363,847
#	Kumiai Chemical Industry Co. Ltd.	321,187	2,137,661
	Kunimine Industries Co. Ltd.	41,700	288,471
	Kureha Corp.	98,450	6,112,156
	Kurimoto Ltd.	59,000	875,267
	Kuriyama Holdings Corp.	78,000	507,516
	Kyoei Steel Ltd.	135,500	1,832,054
	Kyowa Leather Cloth Co. Ltd.	75,300	292,937
	Lintec Corp.	258,000	4,314,542
	Maeda Kosen Co. Ltd.	118,600	2,837,868
	Maruichi Steel Tube Ltd.	213,300	4,825,079
	MEC Co. Ltd.	97,900	1,832,462
#	Mipox Corp.	19,600	79,950
	Mitani Sekisan Co. Ltd.	66,000	2,332,224
	Mitsubishi Materials Corp.	221,600	3,628,616
	Mitsubishi Paper Mills Ltd.	210,500	622,694
#	Mitsubishi Steel Manufacturing Co. Ltd.	60,400	507,726
	Mitsui Mining & Smelting Co. Ltd.	345,600	8,229,716
	Molitec Steel Co. Ltd.	7,200	15,451
#	MORESCO Corp.	39,800	332,223
	Moriroku Holdings Co. Ltd.	13,500	192,435
	Mory Industries, Inc.	33,200	883,057
	Nakayama Steel Works Ltd.	139,800	901,208
	Nasu Denki Tekko Co. Ltd.	3,000	199,971
	Neturen Co. Ltd.	209,200	1,111,018
# *	New Japan Chemical Co. Ltd.	111,300	176,507
	Nicca Chemical Co. Ltd.	45,700	301,093
#	Nichia Steel Works Ltd.	61,100	141,052
	Nihon Kagaku Sangyo Co. Ltd.	81,300	680,349
	Nihon Nohyaku Co. Ltd.	243,500	1,234,164
	Nihon Parkerizing Co. Ltd.	520,200	4,071,691
# *	Nihon Yamamura Glass Co. Ltd.	58,200	305,919
	Nippon Carbide Industries Co., Inc.	46,200	439,529

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Nippon Chemical Industrial Co. Ltd.	49,500	$674,015
*	Nippon Concrete Industries Co. Ltd.	259,217	493,008
#	Nippon Denko Co. Ltd.	687,014	1,751,043
#	Nippon Fine Chemical Co. Ltd.	82,800	1,617,635
	Nippon Kayaku Co. Ltd.	596,300	5,409,464
	Nippon Light Metal Holdings Co. Ltd.	355,390	3,723,746
*	Nippon Paper Industries Co. Ltd.	546,900	4,382,098
	Nippon Pillar Packing Co. Ltd.	113,500	3,155,631
	Nippon Shokubai Co. Ltd.	102,500	4,109,394
	Nippon Soda Co. Ltd.	141,400	4,877,250
	Nippon Yakin Kogyo Co. Ltd.	83,949	2,440,295
	Nitta Gelatin, Inc.	82,000	505,626
	Nittetsu Mining Co. Ltd.	70,600	1,909,985
	Nozawa Corp.	47,500	250,498
	Oat Agrio Co. Ltd.	49,200	491,255
	Okamoto Industries, Inc.	69,600	2,072,746
	Okura Industrial Co. Ltd.	53,300	834,640
	Osaka Organic Chemical Industry Ltd.	97,600	1,479,770
	Osaka Soda Co. Ltd.	85,499	2,765,518
	Osaka Steel Co. Ltd.	89,300	859,885
*	Pacific Metals Co. Ltd.	91,599	1,274,581
	Pack Corp.	87,200	1,998,219
	Rasa Industries Ltd.	43,000	692,102
	Rengo Co. Ltd.	980,600	6,395,254
	Riken Technos Corp.	231,800	1,041,043
	Sakai Chemical Industry Co. Ltd.	85,200	1,145,217
	Sakata INX Corp.	249,600	2,036,076
	Sanyo Chemical Industries Ltd.	77,400	2,429,975
	Sanyo Special Steel Co. Ltd.	122,960	2,176,217
#	Seiko PMC Corp.	64,500	274,909
	Sekisui Kasei Co. Ltd.	150,000	518,437
	Shikoku Kasei Holdings Corp.	224,500	2,340,008
	Shinagawa Refractories Co. Ltd.	34,700	1,194,343
	Shin-Etsu Polymer Co. Ltd.	275,500	2,710,569
	SK Kaken Co. Ltd.	1,300	410,838
	Soken Chemical & Engineering Co. Ltd.	48,400	609,902
	Stella Chemifa Corp.	64,000	1,269,908
	Sumitomo Bakelite Co. Ltd.	194,100	7,422,961
	Sumitomo Osaka Cement Co. Ltd.	206,299	5,801,971
	Sumitomo Seika Chemicals Co. Ltd.	53,600	1,731,332
	T Hasegawa Co. Ltd.	124,100	2,954,524
#	T&K Toka Co. Ltd.	123,200	1,053,186
	Taiheiyo Cement Corp.	447,300	8,020,596
	Taisei Lamick Co. Ltd.	36,900	777,560
	Taiyo Holdings Co. Ltd.	220,400	3,984,070
	Takasago International Corp.	82,700	1,577,209
	Takemoto Yohki Co. Ltd.	43,800	278,595
# *	Tanaka Chemical Corp.	13,400	130,763
#	Taoka Chemical Co. Ltd.	15,100	82,996
	Tayca Corp.	97,400	867,169
	Teijin Ltd.	360,800	4,029,753
	Tenma Corp.	111,300	1,917,402
	Toagosei Co. Ltd.	691,500	5,978,527
*	Toda Kogyo Corp.	4,300	78,232
#	Toho Acetylene Co. Ltd.	12,700	125,919
	Toho Chemical Industry Co. Ltd.	47,000	169,197
#	Toho Titanium Co. Ltd.	201,000	3,000,439
	Toho ZInc. Co. Ltd.	86,599	1,182,634
	Tohoku Steel Co. Ltd.	16,300	213,495

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Tokai Carbon Co. Ltd.	919,200	$8,353,418
	Tokushu Tokai Paper Co. Ltd.	53,858	1,172,018
	Tokuyama Corp.	371,497	6,058,784
	Tokyo Ohka Kogyo Co. Ltd.	37,800	1,973,282
	Tokyo Printing Ink Manufacturing Co. Ltd.	10,200	205,657
	Tokyo Rope Manufacturing Co. Ltd.	46,000	392,677
	Tokyo Steel Manufacturing Co. Ltd.	520,100	5,233,896
	Tokyo Tekko Co. Ltd.	61,900	843,492
	Tomoku Co. Ltd.	70,600	828,285
	Topy Industries Ltd.	97,400	1,340,542
#	Toyo Gosei Co. Ltd.	31,100	1,771,639
	Toyo Ink SC Holdings Co. Ltd.	229,100	3,697,225
	Toyobo Co. Ltd.	503,900	3,803,678
	TYK Corp.	148,500	372,865
	UACJ Corp.	194,941	3,890,582
	UBE Corp.	611,100	9,694,127
	Ultrafabrics Holdings Co. Ltd.	7,700	120,937
	Valqua Ltd.	104,799	2,636,508
	Vertex Corp.	126,294	1,266,782
	Wavelock Holdings Co. Ltd.	30,900	135,377
	Wood One Co. Ltd.	17,997	158,335
	Yodogawa Steel Works Ltd.	135,700	2,844,126
	Yotai Refractories Co. Ltd.	115,400	1,233,073
	Yushiro Chemical Industry Co. Ltd.	56,200	355,604

TOTAL MATERIALS			358,847,393

REAL ESTATE — (1.3%)
	AD Works Group Co. Ltd.	47,879	60,611
	Airport Facilities Co. Ltd.	143,970	609,399
#	Anabuki Kosan, Inc.	16,400	279,402
	Aoyama Zaisan Networks Co. Ltd.	92,000	681,079
	Apaman Co. Ltd.	75,900	255,393
	Ardepro Co. Ltd.	7,070	20,038
	Arealink Co. Ltd.	47,573	806,538
	B-Lot Co. Ltd.	25,800	113,149
	Cosmos Initia Co. Ltd.	93,700	400,558
	CRE, Inc.	35,100	335,487
	Dear Life Co. Ltd.	152,600	809,381
	Goldcrest Co. Ltd.	96,170	1,289,131
	Good Com Asset Co. Ltd.	97,600	567,695
	Grandy House Corp.	95,600	396,459
	Heiwa Real Estate Co. Ltd.	116,500	3,333,588
	Ichigo, Inc.	70,000	133,938
#	Japan Property Management Center Co. Ltd.	86,300	711,003
#	JINUSHI Co. Ltd.	77,900	1,116,331
	JSB Co. Ltd.	24,700	786,497
	Katitas Co. Ltd.	218,200	4,261,203
	Keihanshin Building Co. Ltd.	197,400	1,862,328
	LA Holdings Co. Ltd.	4,900	136,507
*	Leopalace21 Corp.	624,000	1,646,533
#	Loadstar Capital KK	9,200	95,751
	Mirarth Holdings, Inc.	531,000	1,498,309
	Mugen Estate Co. Ltd.	56,900	262,697
	Nisshin Group Holdings Co. Ltd.	205,500	708,671
	Raysum Co. Ltd.	17,448	170,595
	SAMTY Co. Ltd.	173,450	2,831,074
	Sankyo Frontier Co. Ltd.	24,600	640,293
	Sansei Landic Co. Ltd.	29,100	187,140
# *	SRE Holdings Corp.	4,100	91,960

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
REAL ESTATE — (Continued)
#	Star Mica Holdings Co. Ltd.	164,500	$779,064
	Starts Corp., Inc.	208,300	3,936,414
	Sun Frontier Fudousan Co. Ltd.	178,800	1,735,750
	Sunnexta Group, Inc.	11,100	82,310
	Tenpo Innovation Co. Ltd.	3,100	27,370
*	TKP Corp.	21,300	427,360
	TOC Co. Ltd.	284,250	1,399,975
	Tokyo Rakutenchi Co. Ltd.	19,800	614,735
#	Tokyo Theatres Co., Inc.	47,099	393,784
	Tosei Corp.	187,900	2,236,038
	Urbanet Corp. Co. Ltd.	92,700	225,425

TOTAL REAL ESTATE.			38,956,963

UTILITIES — (1.7%)
*	Chugoku Electric Power Co., Inc.	992,100	5,224,103
	EF-ON, Inc.	88,520	416,332
	eRex Co. Ltd.	185,100	2,365,367
	Hiroshima Gas Co. Ltd.	322,200	863,801
*	Hokkaido Electric Power Co., Inc.	1,106,900	4,169,809
	Hokkaido Gas Co. Ltd.	92,600	1,320,991
*	Hokuriku Electric Power Co	1,052,600	4,917,718
#	Hokuriku Gas Co. Ltd.	10,100	217,412
	K&O Energy Group, Inc.	89,200	1,593,251
#	Kasumigaseki Capital Co. Ltd.	5,100	138,667
	Nippon Gas Co. Ltd.	676,700	9,516,090
*	Okinawa Electric Power Co., Inc.	278,516	2,271,561
*	RENOVA, Inc.	140,700	1,992,931
	Saibu Gas Holdings Co. Ltd.	211,100	2,939,430
*	Shikoku Electric Power Co., Inc.	749,500	4,428,341
	Shizuoka Gas Co. Ltd.	315,000	2,678,395
#	Toell Co. Ltd.	57,500	321,618
	Toho Gas Co. Ltd.	99,300	1,857,941
	West Holdings Corp.	134,903	3,216,197

TOTAL UTILITIES			50,449,955

TOTAL COMMON STOCKS Cost ($ 2,744,626,758)			2,835,617,032

			Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@ §	The DFA Short Term Investment Fund	4,342,848	50,233,722

TOTAL INVESTMENTS — (100.0%) (Cost $ 2,794,859,089)			$2,885,850,754

ST Special Tax

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$66,138,067	—	$66,138,067
Consumer Discretionary	—	419,916,117	—	419,916,117
Consumer Staples	—	233,588,999	—	233,588,999
Energy	—	21,841,321	—	21,841,321
Financials	—	253,591,610	—	253,591,610
Health Care	—	140,699,316	—	140,699,316
Industrials	—	835,928,863	—	835,928,863
Information Technology	—	415,658,428	—	415,658,428
Materials	—	358,847,393	—	358,847,393
Real Estate	—	38,956,963	—	38,956,963
Utilities	—	50,449,955	—	50,449,955
Securities Lending Collateral	—	50,233,722	—	50,233,722

TOTAL	—	$2,885,850,754	—	$2,885,850,754

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (99.2%)
AUSTRALIA — (61.7%)
#	29Metals Ltd.	136,895	$108,292
*	3P Learning Ltd.	93,233	71,036
*	4DMedical Ltd.	44,717	25,247
*	A2B Australia Ltd.	511,111	520,667
	Accent Group Ltd.	2,733,567	4,625,946
* ††	ACN Ltd.	1,687	0
	Acrow Formwork & Construction Services Ltd.	408,608	236,976
# *	Actinogen Medical Ltd.	729,727	31,173
#	Adairs Ltd.	1,221,855	1,823,226
	Adbri Ltd.	2,524,789	2,665,760
#	Advance ZInc.tek Ltd.	9,929	14,128
# *	Aeris Resources Ltd.	148,241	46,812
*	Ainsworth Game Technology Ltd.	557,129	357,704
# *	Alcidion Group Ltd.	643,486	41,640
*	Alkane Resources Ltd.	2,919,548	1,703,055
# *	Alliance Aviation Services Ltd.	423,816	872,206
# *	Alligator Energy Ltd.	8,107,416	179,009
*	Altech Batteries Ltd.	174,277	13,358
# *	AMA Group Ltd.	6,336,788	692,755
	AMP Ltd.	13,156,282	9,946,900
	Ansell Ltd.	654,057	11,639,006
*	Antipa Minerals Ltd.	3,268,084	42,037
# *	Appen Ltd.	785,359	1,646,634
# *	Arafura Rare Earths Ltd.	13,159,599	3,615,091
#	ARB Corp. Ltd.	498,463	10,648,592
# *	Archer Materials Ltd.	514,440	138,372
*	Ardea Resources Ltd.	152,857	39,697
#	Ardent Leisure Group Ltd.	2,988,304	1,083,954
# *	Argosy Minerals Ltd.	2,371,384	645,414
*	Aroa Biosurgery Ltd.	193,686	134,640
	AUB Group Ltd.	762,060	13,966,594
# *	Audinate Group Ltd.	204,649	1,192,818
# *	Aura Energy Ltd.	259,286	39,802
# *	Aurelia Metals Ltd.	7,966,262	718,122
*	Ausgold Ltd.	420,326	13,917
	Ausgold Ltd.	55,717	1,843
*	Aussie Broadband Ltd.	523,701	1,154,118
	Austal Ltd.	2,416,185	2,651,755
	Austin Engineering Ltd.	845,694	218,768
*	Australian Agricultural Co. Ltd.	2,850,244	2,903,312
#	Australian Clinical Labs Ltd.	489,229	1,147,897
	Australian Ethical Investment Ltd.	301,621	650,993
	Australian Finance Group Ltd.	1,939,212	2,077,737
# *	Australian Strategic Materials Ltd.	640,115	449,451
# *	Australian Vanadium Ltd.	14,821,738	365,243
#	Australian Vintage Ltd.	2,462,000	833,600
	Auswide Bank Ltd.	185,117	646,672
*	Auteco Minerals Ltd.	247,992	6,571
#	AVJennings Ltd.	5,407,981	1,628,579
# * ††	AVZ Minerals Ltd.	263,719	27,651
# *	Azure Minerals Ltd.	24,167	6,203
#	Baby Bunting Group Ltd.	813,374	1,169,896
# *	Bannerman Energy Ltd.	95,393	92,457
	Bapcor Ltd.	2,107,733	9,197,290
	Base Resources Ltd.	2,267,930	285,026

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	BCI Minerals Ltd.	2,716,101	$414,879
	Beach Energy Ltd.	9,561,631	9,411,404
	Beacon Lighting Group Ltd.	467,032	566,233
	Beacon Minerals Ltd.	2,446,902	53,598
	Bega Cheese Ltd.	1,973,378	4,969,047
#	Bell Financial Group Ltd.	734,391	472,490
*	Bellevue Gold Ltd.	8,307,472	7,798,670
*	Berkeley Energia Ltd.	37,692	8,876
# *	Betmakers Technology Group Ltd.	2,293,199	268,208
# *	BigtIncan Holdings Ltd.	1,377,352	376,409
*	Black Cat Syndicate Ltd.	70,598	20,122
# *	Black Rock Mining Ltd.	2,860,513	257,459
	Blackmores Ltd.	102,288	6,461,187
# *	Boral Ltd.	1,451,939	3,985,372
*	Boss Energy Ltd.	1,670,623	2,941,779
*	Botanix Pharmaceuticals Ltd.	220,516	12,608
#	Bravura Solutions Ltd.	3,062,177	916,348
#	Breville Group Ltd.	627,990	8,627,006
	Brickworks Ltd.	389,897	6,487,164
# *	Bubs Australia Ltd.	968,640	125,060
*	Buru Energy Ltd.	713,223	52,183
# *	BWX Ltd.	744,883	98,578
*	Byron Energy Ltd.	275,427	13,881
# *	Calidus Resources Ltd.	1,064,401	140,945
	Calidus Resources Ltd.	265,219	35,099
	Calima Energy Ltd.	1,950,890	143,262
	Capitol Health Ltd.	5,725,035	1,041,539
	Capral Ltd.	63,860	312,305
*	Capricorn Metals Ltd.	2,114,178	6,220,985
# *	Carnarvon Energy Ltd.	9,430,661	783,010
#	Cash Converters International Ltd.	2,894,120	448,925
# *	Catapult Group International Ltd.	510,098	263,554
* ††	CDS Technologies Ltd.	13,276	0
	Cedar Woods Properties Ltd.	454,649	1,476,666
	Centaurus Metals Ltd.	18,553	10,606
*	Central Petroleum Ltd.	759,474	34,714
* ††	Centrebet International Ltd.	162,672	0
*	Chalice Mining Ltd.	409,991	2,179,671
*	Challenger Exploration Ltd.	103,805	9,993
#	Champion Iron Ltd.	1,444,595	6,276,569
# *	City Chic Collective Ltd.	1,254,668	406,032
*	Clean Seas Seafood Ltd.	247,494	88,494
	ClearView Wealth Ltd.	156,351	53,710
#	Clinuvel Pharmaceuticals Ltd.	257,550	3,465,802
#	Clover Corp. Ltd.	775,830	629,377
# *	Cobalt Blue Holdings Ltd.	650,479	144,951
	Cobram Estate Olives Ltd.	13,289	11,544
	Codan Ltd.	597,321	2,901,519
	COG Financial Services Ltd.	10,891	10,309
*	Cogstate Ltd.	285,806	302,162
	Collins Foods Ltd.	703,158	4,053,977
*	Comet Ridge Ltd.	1,818,100	169,813
*	Cooper Energy Ltd.	17,091,732	1,932,516
# *	Core Lithium Ltd.	5,166,719	3,401,064
#	Corporate Travel Management Ltd.	729,339	10,204,367
	Costa Group Holdings Ltd.	2,805,086	4,654,856
#	Credit Corp. Group Ltd.	454,859	5,477,217
	CSR Ltd.	3,176,445	11,119,852
*	Danakali Ltd.	949,453	257,584

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Data#3 Ltd.	1,162,707	$5,869,592
	DDH1 Ltd.	179,132	101,256
# *	De Grey Mining Ltd.	7,594,615	8,151,399
# *	Deep Yellow Ltd.	2,603,723	932,261
#	Delta Lithium Ltd.	51,170	15,515
	Deterra Royalties Ltd.	120,610	369,835
*	Develop Global Ltd.	35,629	71,987
	Dicker Data Ltd.	394,787	2,136,438
	Domain Holdings Australia Ltd.	1,706,726	3,806,512
	Downer EDI Ltd.	4,211,433	9,963,128
# *	Dreadnought Resources Ltd.	5,829,110	244,707
	Eagers Automotive Ltd.	899,116	8,490,776
	Earlypay Ltd.	993,696	178,468
# *	Ecograf Ltd.	1,581,731	206,352
	Elanor Investor Group	444,530	475,560
	Elders Ltd.	1,009,369	5,434,463
# *	Electro Optic Systems Holdings Ltd.	80,313	31,557
*	Element 25 Ltd.	16,231	8,038
*	Elementos Ltd.	51,244	5,098
# *	Elevate Uranium Ltd.	172,343	39,198
# *	Elixir Energy Ltd.	2,250,692	209,737
	Emeco Holdings Ltd.	2,343,165	1,066,489
*	Emerald Resources NL	742,261	948,868
# *	EML Payments Ltd.	2,104,143	1,011,421
# *	Energy Transition Minerals Ltd.	1,881,748	44,995
	Enero Group Ltd.	285,776	345,662
# *	EnviroSuite Ltd.	1,131,191	68,594
	EQT Holdings Ltd.	177,970	3,186,859
	Estia Health Ltd.	1,674,576	2,921,650
	Eureka Group Holdings Ltd.	36,583	11,130
# *	European Lithium Ltd.	3,882,196	237,875
	Euroz Hartleys Group Ltd.	318,678	250,003
	EVT Ltd.	663,116	5,314,365
*	Experience Co. Ltd.	102,579	19,794
	Fenix Resources Ltd.	819,300	130,474
	Finbar Group Ltd.	337,695	139,869
# * ††	FirefInch Ltd.	1,569,275	38,940
	FleetPartners Group Ltd.	2,167,221	3,020,617
	Fleetwood Ltd.	654,067	656,254
# *	Flight Centre Travel Group Ltd.	786,266	10,325,038
*	Fluence Corp. Ltd.	116,395	15,095
# *	Frontier Digital Ventures Ltd.	1,085,135	360,543
	G8 Education Ltd.	5,121,444	4,147,113
# *	Galan Lithium Ltd.	1,715,880	1,229,451
# *	Genetic Signatures Ltd.	171,373	85,240
# *	Genex Power Ltd.	1,098,842	116,287
	Gold Road Resources Ltd.	7,631,631	9,495,915
	GR Engineering Services Ltd.	281,577	339,911
	GraIncorp Ltd., Class A.	1,417,016	6,420,197
	Grange Resources Ltd.	3,211,827	1,318,253
	GTN Ltd.	15,394	4,887
#	GUD Holdings Ltd.	1,059,688	6,759,691
	GWA Group Ltd.	1,577,536	1,842,772
	Hansen Technologies Ltd.	1,204,639	3,608,215
*	Hastings Technology Metals Ltd.	50,199	70,093
	Healius Ltd.	3,465,521	6,886,991
	Healthia Ltd.	131,677	103,391
	Helia Group Ltd.	2,509,241	5,270,870
*	Helios Energy Ltd.	817,342	46,709

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Helloworld Travel Ltd.	51,370	$103,072
# *	Highfield Resources Ltd.	535,052	200,898
*	Hillgrove Resources Ltd.	574,385	20,919
	Hillgrove Resources Ltd.	37,123	1,302
*	Hipages Group Holdings Ltd.	10,335	5,646
	Horizon Oil Ltd.	2,305,814	245,935
*	Hot Chili Ltd.	169,686	119,601
#	HT&E Ltd.	1,600,178	1,217,709
	HUB24 Ltd.	481,265	9,099,942
#	Humm Group Ltd.	2,513,616	799,148
	Iluka Resources Ltd.	305,328	2,243,539
	Image Resources NL	946,902	72,022
	Imdex Ltd.	3,360,380	4,643,492
# *	Immutep Ltd.	2,027,168	357,347
# *	Immutep Ltd., Sponsored ADR	7,245	11,954
# *	ImpediMed Ltd.	417,437	51,281
*	Imugene Ltd.	1,410,517	117,747
	Infomedia Ltd.	3,041,237	3,026,985
#	Inghams Group Ltd.	2,807,015	5,239,825
	Insignia Financial Ltd.	4,424,048	8,780,707
#	Integral Diagnostics Ltd.	1,511,271	3,165,905
# *	Integrated Research Ltd.	566,516	150,565
# *	Investigator Resources Ltd.	686,170	28,219
#	InvoCare Ltd.	908,018	6,706,221
*	ioneer Ltd.	10,507,489	2,145,483
# *	Ionic Rare Earths Ltd.	1,535,687	27,729
	IPH Ltd.	1,357,005	7,340,955
	IRESS Ltd.	1,180,193	8,109,092
	IVE Group Ltd.	690,388	1,089,145
# *	Jervois Global Ltd.	238,114	14,010
#	Johns Lyng Group Ltd.	1,066,692	4,809,277
	Jumbo Interactive Ltd.	208,843	1,816,668
#	Jupiter Mines Ltd.	5,869,315	973,533
*	Karoon Energy Ltd.	4,257,466	6,086,074
	Kelly Partners Group Holdings Ltd.	3,572	10,538
	Kelsian Group Ltd.	751,301	3,062,690
*	KGL Resources Ltd.	310,205	24,648
# *	Kogan.com Ltd.	468,030	1,355,444
# *	Lake Resources NL	2,607,188	735,884
# *	Lark Distilling Co. Ltd.	53,414	61,662
* ††	Lednium Technology Pty. Ltd.	195,019	0
# *	Leo Lithium Ltd.	1,120,910	393,681
# *	Lepidico Ltd.	2,895,993	19,343
	Liberty Financial Group Ltd.	4,470	11,353
	Lifestyle Communities Ltd.	621,484	7,036,557
	Lindsay Australia Ltd.	132,224	114,139
	Link Administration Holdings Ltd.	2,922,131	4,122,623
*	Li-S Energy Ltd.	3,944	720
*	Lithium Australia Ltd.	423,984	9,837
# *	Lithium Power International Ltd.	341,462	73,129
	Lovisa Holdings Ltd.	380,345	6,747,762
*	Lucapa Diamond Co. Ltd.	2,713,021	66,674
	Lycopodium Ltd.	66,332	448,766
	MA Financial Group Ltd.	482,786	1,485,032
#	Maas Group Holdings Ltd.	87,097	174,863
# *	Mach7 Technologies Ltd.	42,643	19,575
#	Macmahon Holdings Ltd.	5,977,758	535,505
*	Macquarie Telecom Group Ltd.	24,278	989,200
#	Mader Group Ltd.	97,209	316,336

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Magellan Financial Group Ltd.	575,830	$3,120,711
	Maggie Beer Holdings Ltd.	243,446	30,657
††	Mallee Resources Ltd.	49,485	13,753
	MaxiPARTS Ltd.	88,469	131,534
#	Mayne Pharma Group Ltd.	495,870	1,368,324
#	McMillan Shakespeare Ltd.	587,432	6,000,759
#	McPherson’s Ltd.	653,702	255,660
# *	Medical Developments International Ltd.	167,262	110,833
# *	Mesoblast Ltd.	2,382,780	1,360,881
	Mesoblast Ltd.	267,022	151,952
# *	Metals X Ltd.	2,987,127	547,711
	Metcash Ltd.	620,764	1,608,719
#	Michael Hill International Ltd.	1,522,713	1,008,501
*	Micro-X Ltd.	261,656	16,989
	Mineral Resources Ltd.	777	38,314
*	MMA Offshore Ltd.	1,756,656	1,403,682
	Monadelphous Group Ltd.	725,118	5,977,218
	Monash IVF Group Ltd.	2,250,892	1,725,441
*	MoneyMe Ltd.	73,889	5,911
* ††	Morning Star Gold NL	332,749	0
	MotorCycle Holdings Ltd.	109,445	132,093
# *	Mount Gibson Iron Ltd.	4,612,768	1,458,475
	Myer Holdings Ltd.	5,293,540	3,081,079
	MyState Ltd.	767,528	1,814,523
# *	Nanosonics Ltd.	1,720,946	6,556,178
	National Tyre & Wheel Ltd.	99,980	35,782
	Navigator Global Investments Ltd.	1,074,364	759,922
# *	Neometals Ltd.	1,640,466	681,030
	Netwealth Group Ltd.	750,336	6,818,338
# *	Neurizer Ltd.	522,952	26,094
# *	New Century Resources Ltd.	132,867	96,710
#	New Hope Corp. Ltd.	229,490	811,228
*	New World Resources Ltd.	3,583,331	105,084
	nib holdings Ltd.	2,790,913	14,320,430
#	Nick Scali Ltd.	398,883	2,581,685
	Nickel Industries Ltd.	6,295,781	4,005,588
	Nine Entertainment Co. Holdings Ltd.	6,129,428	8,454,999
# *	Nova Minerals Ltd.	125,133	28,156
# *	Novonix Ltd.	1,161,893	769,671
	NRW Holdings Ltd.	3,262,138	5,242,510
	Nufarm Ltd.	2,267,973	8,432,823
*	Nuix Ltd.	140,087	100,093
	Objective Corp. Ltd.	91,958	787,234
*	OFX Group Ltd.	1,832,543	1,736,954
#	OM Holdings Ltd.	676,887	301,471
# *	Omni Bridgeway Ltd.	2,430,661	3,706,433
	oOh!media Ltd.	3,107,285	3,404,499
# *	Opthea Ltd.	686,937	323,950
*	Ora Banda Mining Ltd.	872,203	83,663
*	OreCorp. Ltd.	192,088	49,984
	Orora Ltd.	5,280,211	12,068,123
	Pacific Current Group Ltd.	333,540	1,667,922
#	Pacific Smiles Group Ltd.	272,678	254,144
#	Pact Group Holdings Ltd.	1,190,150	790,491
*	Paladin Energy Ltd.	16,375,142	7,202,137
*	Panoramic Resources Ltd.	10,609,757	1,062,760
*	Pantoro Ltd.	8,830,949	426,857
# *	Paradigm Biopharmaceuticals Ltd.	47,760	32,393
	Paragon Care Ltd.	335,469	62,421

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	Peak Rare Earths Ltd.	22,422	$9,273
	Peet Ltd.	1,364,417	1,024,450
# *	Peninsula Energy Ltd.	4,147,410	431,265
	PeopleIN Ltd.	495,034	1,019,809
#	Pepper Money Ltd.	217,431	188,141
*	Perenti Ltd.	5,379,892	4,122,705
	Perpetual Ltd.	670,235	10,953,564
	Perseus Mining Ltd.	8,455,260	12,495,963
*	PEXA Group Ltd.	655,530	5,817,650
#	Pinnacle Investment Management Group Ltd.	823,350	4,534,166
	Platinum Asset Management Ltd.	2,971,323	3,471,112
# *	PointsBet Holdings Ltd.	616,994	642,871
# *	PolyNovo Ltd.	1,089,826	1,183,961
*	Poseidon Nickel Ltd.	13,403,271	338,944
*	PPK Mining Equipment Group Pty Ltd.	22,761	0
#	Praemium Ltd.	3,035,920	1,386,533
# *	Predictive Discovery Ltd.	1,997,557	234,183
	Premier Investments Ltd.	312,518	5,438,850
# *	Prescient Therapeutics Ltd.	430,367	27,699
	Probiotec Ltd.	78,596	124,774
	Propel Funeral Partners Ltd.	220,580	643,551
# *	Province Resources Ltd.	889,179	24,123
	PSC Insurance Group Ltd.	341,000	1,059,308
	PWR Holdings Ltd.	609,415	4,070,787
	QANTM Intellectual Property Ltd.	112,211	63,950
	Ramelius Resources Ltd.	5,885,908	5,136,684
*	ReadyTech Holdings Ltd.	260,516	533,186
	Reckon Ltd.	63,196	21,606
# *	Red 5 Ltd.	21,948,684	2,471,832
* ††	Red River Resources Ltd.	480,964	8,720
# *	Redbubble Ltd.	1,256,028	339,729
	Regal Partners Ltd.	27,804	59,603
#	Regis Healthcare Ltd.	1,007,526	1,422,804
# *	Regis Resources Ltd.	5,024,922	7,109,934
# *	Reject Shop Ltd.	187,503	598,905
	Reliance Worldwide Corp. Ltd.	4,579,687	12,489,400
# *	Renascor Resources Ltd.	811,510	114,278
#	Resimac Group Ltd.	124,613	78,179
# *	Resolute Mining Ltd.	13,772,800	4,370,388
*	Retail Food Group Ltd.	13,948,578	666,667
*	Rex Minerals Ltd.	1,129,557	184,679
	Ridley Corp. Ltd.	1,958,399	2,808,016
*	RPMGlobal Holdings Ltd.	1,121,106	1,042,060
# *	Rumble Resources Ltd.	178,014	26,057
* ††	Salmat Ltd.	667,137	0
*	Sandfire Resources Ltd.	3,243,721	14,132,411
# *	SciDev Ltd.	144,186	30,783
#	Select Harvests Ltd.	869,737	2,552,085
#	ServCorp. Ltd.	348,243	730,868
	Service Stream Ltd.	3,744,738	1,654,162
*	Seven West Media Ltd.	5,845,501	1,494,888
#	SG Fleet Group Ltd.	639,084	856,086
	Shaver Shop Group Ltd.	677,094	482,526
*	Sheffield Resources Ltd.	249,376	81,083
	Shine Justice Ltd.	59,739	29,854
	Shriro Holdings Ltd.	24,206	12,038
*	Sierra Rutile Holdings Ltd.	1,232,661	184,338
	Sigma Healthcare Ltd.	7,250,074	3,364,878
# *	Silex Systems Ltd.	89,992	201,105

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Silver Lake Resources Ltd.	6,142,804	$5,178,565
# *	Silver Mines Ltd.	4,201,505	613,876
	Sims Ltd.	1,036,292	10,860,078
	SmartGroup Corp. Ltd.	839,636	3,758,276
#	Solvar Ltd.	1,372,477	1,719,948
	Southern Cross Electrical Engineering Ltd.	831,537	353,307
	Southern Cross Media Group Ltd.	1,620,933	899,867
* ††	SpeedCast International Ltd.	1,497,915	0
	SRG Global Ltd.	1,266,783	635,442
# *	St Barbara Ltd.	5,509,495	2,205,287
*	Star Entertainment Group Ltd.	9,779,375	8,289,729
# *	Starpharma Holdings Ltd.	262,161	83,632
*	Strandline Resources Ltd.	1,776,884	426,662
# *	Strike Energy Ltd.	5,378,192	1,698,936
	Sunland Group Ltd.	954,475	910,076
# *	Sunstone Metals Ltd.	7,298,573	169,422
	Super Retail Group Ltd.	1,057,351	9,542,159
# *	Superloop Ltd.	2,345,214	957,396
#	Symbio Holdings Ltd.	318,710	448,453
*	Syrah Resources Ltd.	4,792,786	3,705,778
	TabCorp. Holdings Ltd.	12,158,213	8,480,529
	Technology One Ltd.	644,622	6,498,959
# *	Temple & Webster Group Ltd.	556,386	1,491,764
	Ten Sixty Four Ltd.	1,044,721	394,036
	Terracom Ltd.	2,887,708	1,230,610
*	Tietto Minerals Ltd.	498,494	197,925
	Tribune Resources Ltd.	14,725	36,138
# *	Tyro Payments Ltd.	2,329,322	2,465,765
	United Malt Group Ltd.	1,827,063	5,352,735
	Universal Store Holdings Ltd.	19,109	59,627
* ††	Virgin Australia Holdings Pty. Ltd.	7,648,897	0
Ω	Viva Energy Group Ltd.	1,486,374	3,072,333
# *	Viva Leisure Ltd.	84,215	69,255
*	Vmoto Ltd.	267,457	62,010
# *	Volpara Health Technologies Ltd.	225,102	117,825
# *	VRX Silica Ltd.	16,114	1,074
# *	Vulcan Energy Resources Ltd.	44,153	175,830
*	Wagners Holding Co. Ltd.	137,096	69,474
* ††	Walkabout Resources Ltd.	1,129,282	79,171
*	Warrego Energy Ltd.	86,865	20,692
# *	Webjet Ltd.	2,404,516	11,891,159
*	West African Resources Ltd.	6,214,556	4,020,717
# *	Westgold Resources Ltd.	3,298,440	3,333,411
*	Widgie Nickel Ltd.	265,653	50,336
* ††	Wiluna Mining Corp. Ltd.	248,265	12,633
	XRF Scientific Ltd.	16,849	14,992
# *	Zip Co. Ltd.	2,250,758	768,938

TOTAL AUSTRALIA			801,471,266

CHINA — (0.1%)
# *	AustAsia Group Ltd.	450,602	183,853
Ω	BOC Aviation Ltd.	9,900	78,467
	Fountain SET Holdings Ltd.	3,118,000	278,064
*	Goodbaby International Holdings Ltd.	340,000	23,900
*	Neo-Neon Holdings Ltd.	2,061,500	111,597
	SIIC Environment Holdings Ltd.	5,686,720	833,517

TOTAL CHINA			1,509,398

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (22.4%)
*	Aceso Life Science Group Ltd.	7,436,400	$164,902
	Aeon Credit Service Asia Co. Ltd.	1,042,000	704,205
*	Aidigong Maternal & Child Health Ltd.	3,680,000	244,404
	Allied Group Ltd.	11,542,000	2,457,221
	Analogue Holdings Ltd.	842,000	156,646
	APAC Resources Ltd.	4,519,815	600,299
# *	Apollo Future Mobility Group Ltd.	11,672,000	177,458
*	Applied Development Holdings Ltd.	2,965,000	23,420
	Asia Financial Holdings Ltd.	1,928,908	842,951
*	Asia Standard International Group Ltd.	11,004,917	883,926
	ASMPT Ltd.	1,584,800	12,459,941
	Associated International Hotels Ltd.	952,000	1,142,248
	Bank of East Asia Ltd.	3,206,977	4,226,506
	Best Mart 360 Holdings Ltd.	984,000	257,120
*	Blue River Holdings Ltd.	220,000	17,407
	BOCOM International Holdings Co. Ltd.	2,371,000	134,530
	Bright Smart Securities & Commodities Group Ltd.	862,000	152,157
* ††	Brightoil Petroleum Holdings Ltd.	9,034,000	0
	Build King Holdings Ltd.	630,000	83,468
* ††	Burwill Holdings Ltd.	37,300,960	0
	Cafe de Coral Holdings Ltd.	2,566,000	3,594,164
*	Central Wealth Group Holdings Ltd.	11,186,000	62,652
*	Century City International Holdings Ltd.	7,111,460	305,001
	Chen Hsong Holdings	1,296,000	287,665
	Cheuk Nang Holdings Ltd.	771,714	192,627
	Chevalier International Holdings Ltd.	820,989	717,009
*	China Baoli Technologies Holdings Ltd.	114,750	1,241
*	China Best Group Holding Ltd.	1,124,998	38,710
*	China Energy Development Holdings Ltd.	49,560,000	575,067
	China Motor Bus Co. Ltd.	80,000	733,812
# *	China Star Entertainment Ltd.	10,480,000	1,037,975
*	China Tonghai International Financial Ltd.	1,300,000	32,544
*	Chinese Estates Holdings Ltd.	2,823,000	815,488
	Chinney Investments Ltd.	1,180,000	180,253
	Chow Sang Sang Holdings International Ltd.	2,353,000	3,091,623
	Chuang’s China Investments Ltd.	8,811,407	273,083
	Chuang’s Consortium International Ltd.	7,519,043	604,182
	CITIC Telecom International Holdings Ltd.	11,519,125	4,627,794
#	CK Life Sciences International Holdings, Inc.	17,214,000	1,737,696
#	CMBC Capital Holdings Ltd.	440,999	68,664
*	C-Mer Eye Care Holdings Ltd.	2,642,000	1,513,428
	CN Logistics International Holdings Ltd.	33,000	33,703
	CNT Group Ltd.	7,979,264	385,348
	Convenience Retail Asia Ltd.	1,026,000	117,662
# ††	Convoy, Inc.	32,922,000	131,274
*	Cowell e Holdings, Inc.	1,362,000	2,634,396
Ω	Crystal International Group Ltd.	378,500	146,057
# *	CSC Holdings Ltd.	83,051,250	403,012
	CSI Properties Ltd.	47,866,383	968,115
* ††	CW Group Holdings Ltd.	1,361,500	0
	Dah Sing Banking Group Ltd.	3,645,916	2,924,371
	Dah Sing Financial Holdings Ltd.	1,369,744	3,509,181
	Dickson Concepts International Ltd.	1,591,000	834,757
*	Digital Domain Holdings Ltd.	581,000	17,371
	Dynamic Holdings Ltd.	224,000	276,112
	Eagle Nice International Holdings Ltd.	2,022,000	1,120,170
	EC Healthcare	1,918,097	1,291,571
* ††	EcoGreen International Group Ltd.	1,994,640	90,538
*	Elegance Optical International Holdings Ltd.	1,160,000	36,226

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Emperor International Holdings Ltd.	10,584,753	$836,577
	Emperor Watch & Jewellery Ltd.	25,160,000	561,196
*	ENM Holdings Ltd.	12,820,000	663,157
*	Esprit Holdings Ltd.	10,602,825	867,358
*	Eternity Investment Ltd.	820,000	8,981
	EuroEyes International Eye Clinic Ltd., Class C	331,000	225,500
#	Fairwood Holdings Ltd.	792,100	1,185,145
	Far East Consortium International Ltd.	13,448,629	3,397,309
	First Pacific Co. Ltd.	14,558,000	4,874,953
* Ω	FIT Hon Teng Ltd.	3,492,000	692,364
* Ω	Fosun Tourism Group	228,800	266,712
	Four Seas Mercantile Holdings Ltd.	610,000	204,116
* Ω	Frontage Holdings Corp.	3,020,000	939,640
	FSE Lifestyle Services Ltd.	670,000	515,432
*	Fullwealth International Group Holdings Ltd.	448,000	43,962
* ††	Genting Hong Kong Ltd.	5,824,000	57,723
	Get Nice Financial Group Ltd.	2,438,600	205,262
	Giordano International Ltd.	8,232,000	2,476,388
	Glorious Sun Enterprises Ltd.	3,932,000	370,902
# *	Gold Fin Holdings.	9,580,000	0
*	Gold Peak Technology Group Ltd., Class L	3,029,642	216,114
	Golden Resources Development International Ltd.	4,082,500	677,935
* ††	Goodresources	6,860,000	0
*	GR Properties Ltd.	2,224,000	251,866
	Great Eagle Holdings Ltd.	1,200,472	2,451,335
*	Greentech Technology International Ltd.	2,594,000	172,155
	G-Resources Group Ltd.	2,582,810	693,261
	Guoco Group Ltd.	2,000	16,907
	Guotai Junan International Holdings Ltd.	23,945,797	2,022,485
*	Haitong International Securities Group Ltd.	13,038,640	1,100,603
	Hang Lung Group Ltd.	3,214,000	5,650,288
	Hanison Construction Holdings Ltd.	2,713,649	376,602
*	Harbour Centre Development Ltd.	935,500	861,411
	HKBN Ltd.	4,485,000	3,164,851
	HKR International Ltd.	7,078,969	2,306,585
	Hon Kwok Land Investment Co. Ltd.	388,800	99,795
# *	Hong Kong ChaoShang Group Ltd.	1,320,000	134,682
	Hong Kong Ferry Holdings Co. Ltd.	1,007,300	914,525
	Hong Kong Technology Venture Co. Ltd.	2,292,000	1,441,708
*	Hongkong & Shanghai Hotels Ltd.	3,637,989	3,573,731
	Hongkong Chinese Ltd.	5,038,000	341,999
Ω	Honma Golf Ltd.	1,097,500	467,352
# * ††	Hsin Chong Group Holdings Ltd.	10,243,403	0
	Hung Hing Printing Group Ltd.	2,940,000	423,568
	Hutchison Telecommunications Hong Kong Holdings Ltd.	10,080,000	1,748,670
*	Hypebeast Ltd.	109,700	4,125
	Hysan Development Co. Ltd.	3,175,000	8,972,694
# *	IGG, Inc.	5,956,000	4,923,521
*	Imagi International Holdings Ltd.	836,984	36,295
Ω	Impro Precision Industries Ltd.	386,000	143,161
	International Housewares Retail Co. Ltd.	1,970,000	725,740
*	IPE Group Ltd.	3,345,000	225,736
*	IRC Ltd.	35,846,266	412,141
	ITC Properties Group Ltd.	5,543,292	713,829
	Jacobson Pharma Corp. Ltd.	3,580,000	434,117
	Johnson Electric Holdings Ltd.	2,265,054	2,532,474
	K Wah International Holdings Ltd.	1,763,000	609,230
*	Kader Holdings Co. Ltd.	14,000	769
	Karrie International Holdings Ltd.	2,932,000	321,758

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Keck Seng Investments Hong Kong Ltd.	856,600	$315,625
	Kerry Logistics Network Ltd.	4,030,500	5,710,729
	Kerry Properties Ltd.	3,074,500	7,932,534
	Kingmaker Footwear Holdings Ltd.	1,878,955	204,183
	Kowloon Development Co. Ltd.	3,067,000	3,342,724
	KRP Development Holdings Ltd.	733,000	126,997
# *	KuangChi Science Ltd.	3,714,000	75,768
*	Kwoon Chung Bus Holdings Ltd.	44,000	12,058
*	Lai Sun Development Co. Ltd.	2,556,894	503,744
*	Lai Sun Garment International Ltd.	1,497,442	295,752
	Lam Soon Hong Kong Ltd.	326,310	426,921
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	4,040,750	536,744
	Lippo China Resources Ltd.	17,982,000	233,002
	Lippo Ltd.	1,161,700	292,793
#	Liu Chong Hing Investment Ltd.	1,531,200	1,245,375
	L’Occitane International SA	1,657,000	4,215,534
	Luk Fook Holdings International Ltd.	3,450,000	11,055,607
	Lung Kee Bermuda Holdings.	1,491,875	422,104
*	Magnificent Hotel Investment Ltd.	13,170,000	192,359
	Man Wah Holdings Ltd.	5,206,800	4,380,154
*	Mason Group Holdings Ltd.	111,713,399	397,831
* ††	Master Glory GP	972,981	0
	Matrix Holdings Ltd.	1,067,414	322,035
#	MECOM Power & Construction Ltd.	7,414,000	1,353,245
	Melbourne Enterprises Ltd.	39,500	601,752
*	Melco International Development Ltd.	3,108,000	3,617,184
# * ††	MH Development NPV	3,238,000	0
*	Midland Holdings Ltd.	2,901,987	304,092
	Miramar Hotel & Investment	1,160,000	1,703,992
	Modern Dental Group Ltd.	2,158,000	701,827
# *	Mongolian Mining Corp.	1,095,000	392,974
*	NagaCorp. Ltd.	5,192,946	4,210,190
#	Nameson Holdings Ltd.	7,692,000	500,438
	Nanyang Holdings Ltd.	133,500	464,854
	National Electronics Holdings	2,668,600	302,609
* ††	National United Resources Holdings Ltd.	1,828,000	23,162
	NEW Concepts Holdings Ltd.	488,000	39,329
*	New Times Energy Corp. Ltd.	994,000	16,277
* ††	NewOcean Energy Holdings Ltd.	7,246,000	6,462
	Nissin Foods Co. Ltd.	1,561,000	1,394,512
	NWS Holdings Ltd.	7,045,000	6,102,107
	Oriental Watch Holdings	2,679,611	1,534,966
# *	Oshidori International Holdings Ltd.	20,024,400	623,376
* ††	Pacific Andes International Holdings Ltd.	19,435,067	0
	Pacific Basin Shipping Ltd.	27,975,000	9,734,073
*	Pacific Century Premium Developments Ltd.	457,240	20,432
	Pacific Textiles Holdings Ltd.	5,060,000	1,628,094
*	Paliburg Holdings Ltd.	3,180,830	662,409
*	Paradise Entertainment Ltd.	2,012,000	215,742
#	PC Partner Group Ltd.	1,108,000	635,493
	PCCW Ltd.	17,803,545	9,286,827
* ††	Peace Mark Holdings Ltd.	2,479,870	0
	Pentamaster International Ltd.	1,550,000	219,615
#	Perfect Medical Health Management Ltd.	2,611,000	1,273,445
	Pico Far East Holdings Ltd.	5,010,000	844,800
	Playmates Holdings Ltd.	7,082,000	514,898
	Plover Bay Technologies Ltd.	2,224,000	660,996
	Pokfulam Development Co. Ltd.	62,000	65,539
*	PT International Development Co. Ltd.	8,229,150	122,791

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Public Financial Holdings Ltd.	2,848,000	$799,343
* ††	Pyxis Group Ltd.	1,936,000	0
*	Realord Group Holdings Ltd.	290,000	200,658
*	Regal Hotels International Holdings Ltd.	2,897,800	1,145,922
Ω	Regina Miracle International Holdings Ltd.	1,983,000	708,342
	Safety Godown Co. Ltd.	1,200,000	320,994
* Ω	Samsonite International SA	894,300	2,833,898
	SAS Dragon Holdings Ltd.	2,178,000	969,732
	SEA Holdings Ltd.	1,657,523	455,923
*	Shangri-La Asia Ltd.	4,380,000	4,040,614
*	Shin Hwa World Ltd.	6,932,800	115,741
*	Shun Ho Property Investments Ltd.	1,254,757	187,292
*	Shun Tak Holdings Ltd.	9,175,419	1,665,582
	Singamas Container Holdings Ltd.	8,800,000	685,025
*	SJM Holdings Ltd.	13,900,750	7,238,542
	SmarTone Telecommunications Holdings Ltd.	1,769,981	1,077,301
#	Solomon Systech International Ltd.	8,926,000	553,798
	Soundwill Holdings Ltd.	600,500	507,995
*	South China Holdings Co. Ltd.	17,774,503	101,070
*	Space Group Holdings Ltd.	482,500	215,107
	Stella International Holdings Ltd.	2,693,500	2,804,337
	Sun Hung Kai & Co. Ltd.	4,852,429	1,790,442
*	SunCorp. Technologies Ltd.	210,000	6,707
	SUNeVision Holdings Ltd.	2,891,000	1,642,630
	TAI Cheung Holdings Ltd.	2,329,000	1,202,424
	Tai Hing Group Holdings Ltd.	221,000	27,370
	Tai Sang Land Development Ltd.	798,910	375,847
#	Tan Chong International Ltd.	1,176,000	253,123
	Tao Heung Holdings Ltd.	1,396,000	152,006
*	Television Broadcasts Ltd.	1,782,500	1,562,347
	Texhong International Group Ltd.	371,000	271,014
	TexwInca Holdings Ltd.	4,072,000	727,132
# *	Theme International Holdings Ltd.	3,670,000	426,458
	Tian Teck Land Ltd.	1,024,000	449,839
*	TOM Group Ltd.	416,000	33,508
*	Tongda Group Holdings Ltd.	640,000	9,001
	Town Health International Medical Group Ltd.	6,486,115	251,921
	Tradelink Electronic Commerce Ltd.	6,126,000	743,648
	Transport International Holdings Ltd.	1,584,202	2,098,337
	United Laboratories International Holdings Ltd.	5,574,000	4,513,164
*	Universal Technologies Holdings Ltd.	1,730,000	24,546
* ††	Untrade.China Solar	1,669,500	0
* ††	Up Energy Development Group Ltd.	3,929,000	0
*	Value Convergence Holdings Ltd.	2,448,000	46,203
#	Value Partners Group Ltd.	5,325,000	1,690,107
	Vedan International Holdings Ltd.	3,576,000	221,161
	Vesync Co. Ltd.	18,000	7,024
	Vitasoy International Holdings Ltd.	3,591,000	6,351,882
#* Ω	VPower Group International Holdings Ltd., Class H	2,839,397	132,340
#	VSTECS Holdings Ltd.	5,429,600	3,119,275
	VTech Holdings Ltd.	1,166,000	7,000,123
	Wai Kee Holdings Ltd.	5,024,738	1,032,186
*	Wang On Group Ltd.	41,740,000	260,698
# *	Wealthking Investments Ltd.	7,296,000	279,641
	Wing On Co. International Ltd.	759,000	1,278,558
#	Wing Tai Properties Ltd.	2,187,331	972,313
*	YT Realty Group Ltd.	1,968,124	160,669
	YTO International Express & Supply Chain Technology Ltd.	810,000	188,229
	Yue Yuen Industrial Holdings Ltd.	3,152,000	4,743,529

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
# *	Yunfeng Financial Group Ltd.	612,000	$92,356
# *	Zensun Enterprises Ltd.	1,154,000	106,693
*	Zhaobangji Properties Holdings Ltd.	2,104,000	87,160

TOTAL HONG KONG			290,673,948

NEW ZEALAND — (4.0%)
*	AFT Pharmaceuticals Ltd.	34,226	72,004
*	Air New Zealand Ltd.	2,841,438	1,338,757
	Arvida Group Ltd.	1,195,729	769,663
	Briscoe Group Ltd.	34,115	95,008
	Channel Infrastructure NZ Ltd.	895,413	820,406
	Chorus Ltd.	1,935,849	10,350,954
	Colonial Motor Co. Ltd.	139,730	796,157
	Comvita Ltd.	50,282	87,091
	Delegat Group Ltd.	6,400	35,845
# *	Eroad Ltd.	24,092	8,649
#	Freightways Group Ltd.	830,172	4,880,012
	Genesis Energy Ltd.	37,373	62,717
*	Gentrack Group Ltd.	71,302	142,166
	Hallenstein Glasson Holdings Ltd.	307,057	1,187,752
	Heartland Group Holdings Ltd.	2,479,782	2,442,771
	Investore Property Ltd.	688,657	605,546
	KMD Brands Ltd.	2,417,158	1,661,768
#	Manawa Energy Ltd.	237,979	724,722
#	Millennium & Copthorne Hotels New Zealand Ltd.	354,679	459,074
#	Napier Port Holdings Ltd.	46,155	71,684
#	NZME Ltd.	945,851	608,296
#	NZX Ltd.	1,581,780	1,144,789
	Oceania Healthcare Ltd.	1,548,770	661,361
# *	Pacific Edge Ltd.	1,320,554	380,420
	PGG Wrightson Ltd.	120,785	325,217
# *	Pushpay Holdings Ltd.	2,847,906	2,504,891
*	Rakon Ltd.	182,922	116,652
	Restaurant Brands New Zealand Ltd.	145,379	669,093
* ††	RPNZ Ltd.	274,180	0
#	Sanford Ltd.	362,156	921,021
#	Scales Corp. Ltd.	436,710	851,752
#	Scott Technology Ltd.	53,121	97,540
# *	Serko Ltd.	125,518	163,335
	Skellerup Holdings Ltd.	802,263	2,424,707
	SKY Network Television Ltd.	360,113	587,384
	SKYCITY Entertainment Group Ltd.	4,231,477	6,283,869
	Steel & Tube Holdings Ltd.	575,667	366,732
	Summerset Group Holdings Ltd.	655,188	3,301,813
*	Synlait Milk Ltd.	346,641	345,787
*	Tourism Holdings Ltd.	683,001	1,774,894
	TOWER Ltd.	1,895,126	750,129
#	Turners Automotive Group Ltd.	109,772	227,938
# *	Vista Group International Ltd.	516,999	393,793
	Warehouse Group Ltd.	396,236	422,054

TOTAL NEW ZEALAND			51,936,213

SINGAPORE — (11.0%)
* ††	Abterra Ltd.	230,320	0
#	AEM Holdings Ltd.	798,000	2,033,686
	Amara Holdings Ltd.	974,800	244,456
# *	Avarga Ltd.	2,626,500	423,214
	Aztech Global Ltd.	423,100	257,802

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
# *	Banyan Tree Holdings Ltd.	927,000	$253,830
# * ††	Best World International Ltd.	514,383	843,835
#	Bonvests Holdings Ltd.	950,000	688,831
	Boustead Singapore Ltd.	2,084,782	1,258,722
	BRC Asia Ltd.	26,900	35,308
#	Bukit Sembawang Estates Ltd.	1,176,003	3,576,800
	Bund Center Investment Ltd.	659,825	240,926
	Capitaland India Trust	4,398,500	3,601,875
#	Centurion Corp. Ltd.	1,405,100	379,614
#	China Aviation Oil Singapore Corp. Ltd.	2,325,999	1,615,764
	China Sunsine Chemical Holdings Ltd.	3,341,800	1,155,178
	Chuan Hup Holdings Ltd.	3,341,700	496,949
	Civmec Ltd.	162,700	83,579
	ComfortDelGro Corp. Ltd.	9,307,100	8,331,464
# *	COSCO Shipping International Singapore Co. Ltd.	6,124,000	772,913
# *	Creative Technology Ltd.	285,050	286,700
#	CSE Global Ltd.	2,678,760	713,867
	Dasin Retail Trust	296,700	26,916
	Del Monte Pacific Ltd.	2,336,864	412,607
	Delfi Ltd.	1,113,800	970,779
* ††	DMX Technologies Group Ltd.	2,096,000	0
#	Dyna-Mac Holdings Ltd.	1,390,900	267,400
# * ††	Ezion Holdings Ltd.	9,845,878	0
# * ††	Ezra Holdings Ltd.	6,762,986	0
	Far East Orchard Ltd.	1,191,395	929,094
	First Resources Ltd.	2,405,800	2,773,605
#	First Sponsor Group Ltd.	484,728	469,105
	Food Empire Holdings Ltd.	1,334,200	1,011,838
#	Fraser & Neave Ltd.	328,300	275,808
	Frasers Property Ltd.	13,400	8,795
#	Frencken Group Ltd.	1,082,500	850,511
#	Fu Yu Corp. Ltd.	3,671,500	580,358
*	Gallant Venture Ltd.	5,386,600	586,021
#	Geo Energy Resources Ltd.	2,143,100	539,557
	Golden Agri-Resources Ltd.	30,687,500	6,346,576
# *	Golden Energy & Resources Ltd.	2,327,500	1,671,103
	GP Industries Ltd.	181,509	84,922
	Grand Venture Technology Ltd.	34,200	12,759
#	GuocoLand Ltd.	1,697,314	2,026,808
	Haw Par Corp. Ltd.	430,100	3,106,590
	Hiap Hoe Ltd.	498,000	278,073
#	Ho Bee Land Ltd.	1,505,100	2,455,157
#	Hong Fok Corp. Ltd.	2,519,194	1,951,601
	Hong Leong Asia Ltd.	1,675,100	862,179
	Hong Leong Finance Ltd.	1,027,400	2,012,233
#	Hotel Grand Central Ltd.	1,611,854	1,090,549
#	Hour Glass Ltd.	1,390,232	2,173,101
	HRnetgroup Ltd.	343,300	193,112
#	Hutchison Port Holdings Trust	24,134,400	4,578,320
# * ††	Hyflux Ltd.	3,238,900	0
	iFAST Corp. Ltd.	719,700	2,505,297
#	Indofood Agri Resources Ltd.	2,701,700	638,610
	InnoTek Ltd.	336,600	121,603
#	ISDN Holdings Ltd.	412,544	146,132
#	Japfa Ltd.	2,503,910	395,430
# * ††	Jurong Technologies Industrial Corp. Ltd.	2,227,680	0
	Keppel Infrastructure Trust	18,468,846	6,789,133
#	KSH Holdings Ltd.	1,278,300	326,060
	Low Keng Huat Singapore Ltd.	949,800	285,513

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
*	Mandarin Oriental International Ltd.	1,452,700	$2,648,136
# *	Marco Polo Marine Ltd.	7,193,300	243,354
	Metro Holdings Ltd.	2,946,592	1,317,002
	Mewah International, Inc.	89,000	20,643
	Micro-Mechanics Holdings Ltd.	131,000	206,469
# * ††	Midas Holdings Ltd.	8,576,553	0
# *	mm2 Asia Ltd.	5,969,400	175,049
	Nanofilm Technologies International Ltd.	979,300	1,109,092
	Netlink NBN Trust	2,409,100	1,581,468
	NSL Ltd.	409,900	270,096
# *	Oceanus Group Ltd.	4,959,300	44,852
	OUE Ltd.	1,980,100	1,738,578
#	Oxley Holdings Ltd.	7,186,441	738,561
	Pacific Century Regional Developments Ltd.	179,000	49,679
	Pan-United Corp. Ltd.	1,866,350	533,106
	Propnex Ltd.	772,600	724,660
#	PSC Corp. Ltd.	1,339,819	362,192
#	Q&M Dental Group Singapore Ltd.	1,136,160	272,889
	QAF Ltd.	1,484,380	957,097
# *	Raffles Education Ltd.	2,803,923	109,270
	Raffles Medical Group Ltd.	5,971,532	6,594,436
	Riverstone Holdings Ltd.	617,800	281,024
*	SATS Ltd.	3,493,167	6,672,950
#	SBS Transit Ltd.	796,600	1,643,162
*	SembCorp. Marine Ltd.	1,482,000	138,215
	Sheng Siong Group Ltd.	3,673,500	4,878,824
*	SHS Holdings Ltd.	2,175,300	234,890
*	SIA Engineering Co. Ltd.	1,672,600	2,805,319
	Silverlake Axis Ltd.	950,300	239,273
	Sinarmas Land Ltd.	7,118,700	965,771
#	Sing Holdings Ltd.	1,470,400	388,015
	Sing Investments & Finance Ltd.	350,675	415,238
	Singapore Land Group Ltd.	134,069	220,459
	Singapore Post Ltd.	8,890,300	3,405,784
	Singapore Shipping Corp. Ltd.	1,642,504	308,071
	Stamford Land Corp. Ltd.	5,782,218	1,734,631
	StarHub Ltd.	4,412,000	3,312,946
	Straco Corp. Ltd.	130,000	47,091
#	Straits Trading Co. Ltd.	454,500	736,890
# * ††	Swiber Holdings Ltd.	2,895,250	0
	Thomson Medical Group Ltd.	2,521,100	119,269
	Tiong Woon Corp. Holding Ltd.	26,600	9,381
#	Tuan Sing Holdings Ltd.	4,214,136	1,061,210
	UMS Holdings Ltd.	2,436,968	1,893,765
	United Overseas Insurance Ltd.	168,150	790,938
	UOB-Kay Hian Holdings Ltd.	2,574,498	2,745,293
#	Valuetronics Holdings Ltd.	2,647,550	1,024,817
	Venture Corp. Ltd.	156,300	1,996,851
#	Vicom Ltd.	557,500	773,467
#	Wee Hur Holdings Ltd.	2,614,200	381,138
	Wing Tai Holdings Ltd.	3,417,367	3,795,397
	Yangzijiang Shipbuilding Holdings Ltd.	2,554,600	2,382,261
	Yeo Hiap Seng Ltd.	228,759	110,785

TOTAL SINGAPORE			142,258,322

TOTAL COMMON STOCKS			1,287,849,147

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Australian Mines Ltd. Warrants 05/30/24	120,864	$600
*	Decmil Group Ltd. Warrants 09/06/23	5,306	0
*	European Lithium Ltd. Warrants 03/31/25	323,975	4,288
*	Highfield Resources Ltd. Warrants 06/19/24	11,353	0
*	KGL Resources Ltd. Rights 05/18/23	114,890	0
# *	PointsBet Holdings Ltd. Warrants 07/08/24	6,189	0

TOTAL AUSTRALIA			4,888

SINGAPORE — (0.0%)
# *	Ezion Holdings Ltd.	4,459,201	0
*	Keppel Infrastructure Trust Rights 05/10/23	923,442	15,917

TOTAL SINGAPORE			15,917

TOTAL RIGHTS/WARRANTS			20,805

TOTAL INVESTMENT SECURITIES (Cost $1,491,730,927)			1,287,869,952

			Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@ §	The DFA Short Term Investment Fund	893,771	10,338,251

TOTAL INVESTMENTS — (100.0%) (Cost $1,502,068,586)			$1,298,208,203

ADR American Depositary Receipt

SA Special Assessment

»	Securities that have been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Inc.ome Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$11,954	$801,278,444	$180,868	$801,471,266
China	—	1,509,398	—	1,509,398
Hong Kong	126,997	290,237,792	309,159	290,673,948
New Zealand	—	51,936,213	—	51,936,213
Singapore	—	141,414,487	843,835	142,258,322
Rights/Warrants
Australia	—	4,888	—	4,888
Singapore	—	15,917	—	15,917
Securities Lending Collateral	—	10,338,251	—	10,338,251

TOTAL	$138,951	$1,296,735,390	$1,333,862^	$1,298,208,203

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (3.6%)
	4imprint Group PLC	163,687	$9,288,932
*	Ascential PLC	1,690,309	5,428,202
	Bloomsbury Publishing PLC	316,806	1,787,544
	Centaur Media PLC	254,249	154,955
# *	Frontier Developments PLC	55,575	346,896
	Future PLC	140,642	1,995,687
	Gamma Communications PLC	197,276	2,892,501
*	Helios Towers PLC	1,996,859	2,610,126
# *	Hyve Group PLC	1,575,593	2,385,267
	ITV PLC	7,341,206	7,472,013
	Moneysupermarket.com Group PLC	3,209,924	11,084,309
	Next 15 Group PLC	159,091	1,685,116
	Reach PLC	2,007,509	2,136,519
*	S4 Capital PLC	302,254	555,650
	STV Group PLC	4,918	15,523
*	Tremor International Ltd.	169,671	474,990
*	Tremor International Ltd., ADR	2,906	16,622

TOTAL COMMUNICATION SERVICES			50,330,852

CONSUMER DISCRETIONARY — (18.6%)
*	888 Holdings PLC	2,178,765	2,201,223
*	ASOS PLC	68,338	636,005
#* Ω	Aston Martin Lagonda Global Holdings PLC	655,367	1,995,287
*	Auction Technology Group PLC	27,557	242,386
	Bellway PLC	469,559	14,236,773
*	boohoo Group PLC	1,255,381	778,849
*	Card Factory PLC	1,094,421	1,506,913
# *	Cazoo Group Ltd.	28,833	51,323
	Coats Group PLC	5,377,757	5,295,709
	Crest Nicholson Holdings PLC	1,975,094	6,673,966
	Currys PLC	6,260,055	4,498,702
* Ω	Deliveroo PLC	1,136,062	1,563,338
	DFS Furniture PLC	1,221,904	1,932,527
*	Dignity PLC	176,027	1,223,742
	Domino’s Pizza Group PLC	3,097,499	11,459,734
	Dr Martens PLC	506,311	1,055,604
	Dunelm Group PLC	687,101	9,893,291
*	Frasers Group PLC	875,133	8,456,979
	Fuller Smith & Turner PLC, Class A	151,287	898,610
	Games Workshop Group PLC	176,924	22,083,298
	Greggs PLC	601,854	21,375,392
#* Ω	Gym Group PLC	942,085	1,230,780
	Halfords Group PLC	1,483,295	3,918,078
	Headlam Group PLC	505,637	1,852,511
	Henry Boot PLC	546,682	1,638,296
	Hollywood Bowl Group PLC	321,950	973,907
* Ω	Hostelworld Group PLC	188,040	294,538
	Inchcape PLC	2,177,596	22,168,922
*	J D Wetherspoon PLC	494,051	4,436,553
	Lookers PLC	1,469,033	1,599,765
*	Marston’s PLC	3,765,638	1,649,804
	Me Group International PLC	1,538,043	2,488,073
*	Mitchells & Butlers PLC	1,897,027	4,171,295

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	MJ Gleeson PLC	240,572	$1,292,583
*	Motorpoint group PLC	51,520	87,350
# *	N Brown Group PLC	949,432	346,735
* Ω	On the Beach Group PLC	76,095	126,567
*	Pendragon PLC	5,100,308	1,131,960
	Pets at Home Group PLC	2,837,331	13,764,926
*	Playtech PLC	1,926,086	13,981,383
	PPHE Hotel Group Ltd.	15,424	218,263
*	Rank Group PLC	1,027,396	1,244,956
	Redrow PLC	1,564,465	10,199,662
*	Restaurant Group PLC	1,202,762	612,128
	Smiths News PLC	43,375	28,876
*	SSP Group PLC	3,311,469	10,728,639
# * ††	Studio Retail Group PLC	220,669	0
*	Superdry PLC	345,305	374,335
# *	THG PLC	494,432	623,751
Ω	TI Fluid Systems PLC	403,851	536,816
	Topps Tiles PLC	786,772	506,071
	Vertu Motors PLC	1,326,258	963,884
	Victorian Plumbing Group PLC	3,642	3,346
	VIDENDUM PLC	218,073	2,153,183
	Vistry Group PLC	1,351,196	13,318,478
* Ω	Watches of Switzerland Group PLC	617,205	6,460,901
	WH Smith PLC	514,931	10,214,214
	Wickes Group PLC	2,160,884	3,658,566
	Young & Co’s Brewery PLC, Class A	15,277	219,693

TOTAL CONSUMER DISCRETIONARY			257,279,439

CONSUMER STAPLES — (7.9%)
	AG Barr PLC	742,960	4,690,952
	Anglo-Eastern Plantations PLC	124,523	1,310,378
Ω	Bakkavor Group PLC	121,093	145,790
	Britvic PLC	1,626,728	18,701,806
*	C&C Group PLC	1,932,706	3,803,758
	Carr’s Group PLC	349,511	558,290
	Cranswick PLC	366,623	14,825,982
	Fevertree Drinks PLC	397,307	6,779,949
*	Greencore Group PLC	3,056,010	3,294,902
	Hilton Food Group PLC	347,842	2,968,371
*	Marks & Spencer Group PLC	8,636,213	17,869,144
*	McBride PLC	895,746	356,942
	MP Evans Group PLC	7,544	80,107
# *	Naked Wines PLC	32,906	46,635
	Nichols PLC	2,884	39,229
	Premier Foods PLC	4,712,428	7,397,257
	PZ Cussons PLC	1,833,464	4,623,773
	Tate & Lyle PLC	2,205,560	22,615,469

TOTAL CONSUMER STAPLES			110,108,734

ENERGY — (3.9%)
*	Capricorn Energy PLC	4,040,365	11,138,134
	Diversified Energy Co. PLC	3,477,221	4,138,537
#	Energean PLC	422,241	6,558,908
*	EnQuest PLC	11,635,600	2,442,940
	Genel Energy PLC	912,458	1,275,034
	Gulf Keystone Petroleum Ltd.	1,511,253	2,578,996
	Harbour Energy PLC	1,153,463	3,588,203
	Hunting PLC	821,342	2,416,551

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
*	Hurricane Energy PLC	135,388	$12,931
*	John Wood Group PLC	3,827,355	10,860,026
# *	Petrofac Ltd.	2,535,157	2,278,568
*	Pharos Energy PLC	1,694,517	491,632
# *	Savannah Energy PLC	388,799	125,772
	Serica Energy PLC	1,082,076	3,234,336
# *	Tullow Oil PLC	6,839,739	2,401,163

TOTAL ENERGY			53,541,731

FINANCIALS — (18.8%)
	AJ Bell PLC	937,022	3,852,291
	Ashmore Group PLC	2,519,138	7,721,656
	Bank of Georgia Group PLC	269,724	10,033,812
	Beazley PLC	2,773,679	20,809,423
Ω	Bridgepoint Group PLC	28,882	87,722
	Brooks Macdonald Group PLC	628	15,044
	Burford Capital Ltd.	954,004	12,549,014
	Chesnara PLC	912,379	3,184,027
	Close Brothers Group PLC	874,035	9,990,276
Ω	CMC Markets PLC	964,990	2,238,706
	Direct Line Insurance Group PLC	4,937,627	10,672,414
* Ω	Funding Circle Holdings PLC	104,248	72,018
*	Georgia Capital PLC	28,194	285,318
	H&T Group PLC	2,590	14,889
	Hiscox Ltd.	1,189,795	17,707,904
	IG Group Holdings PLC	736,296	6,797,130
	Impax Asset Management Group PLC	209,954	2,075,522
	IntegraFin Holdings PLC	627,269	2,144,145
	International Personal Finance PLC	1,312,342	1,624,407
	Investec PLC	23,895	133,204
	IP Group PLC	6,203,004	4,387,332
	Jupiter Fund Management PLC	2,547,589	4,169,517
	Just Group PLC	7,253,311	8,059,723
	Lancashire Holdings Ltd.	1,661,042	12,803,047
	Liontrust Asset Management PLC	140,542	1,522,011
	Man Group PLC	7,541,211	21,567,621
*	Metro Bank PLC	164,184	210,537
	Mortgage Advice Bureau Holdings Ltd.	3,857	37,761
* Ω	Network International Holdings PLC	232,907	1,134,300
	Ninety One PLC	1,904,512	4,325,196
	Numis Corp. PLC	311,926	1,335,553
	OSB Group PLC	2,159,707	13,522,662
	Paragon Banking Group PLC	1,921,607	12,145,771
	PayPoint PLC	433,968	2,396,663
	Plus500 Ltd.	519,961	10,877,897
	Polar Capital Holdings PLC	263,455	1,621,631
Ω	Quilter PLC	7,793,244	8,342,657
	Rathbones Group PLC	356,200	8,759,965
	Record PLC	18,948	20,175
	S&U PLC	29,699	911,900
Ω	Sabre Insurance Group PLC	407,841	648,498
*	Saga PLC	628,907	1,033,455
	TBC Bank Group PLC	106,116	3,139,180
	TP ICAP Group PLC	4,011,854	8,582,169
	Vanquis Banking Group PLC	1,409,704	3,987,358
	Virgin Money UK PLC	6,472,181	12,720,410
††	Waterloo Investment Holdings Ltd.	4,000	280

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	XPS Pensions Group PLC	12,911	$26,440

TOTAL FINANCIALS			260,298,631

HEALTH CARE — (4.6%)
††	4d pharma PLC	42,478	1,666
	Advanced Medical Solutions Group PLC	409,867	1,260,906
#	Alliance Pharma PLC	2,372,960	1,900,502
	CVS Group PLC	411,527	10,967,450
	EKF Diagnostics Holdings PLC	79,384	27,963
	EMIS Group PLC	328,823	6,739,169
*	Ergomed PLC	52,497	704,932
	Hikma Pharmaceuticals PLC	214,827	4,975,558
*	Indivior PLC	759,374	14,575,234
Ω	Integrated Diagnostics Holdings PLC	1,249,693	564,827
	Mediclinic International PLC	2,400,508	15,046,983
*	NIOX GROUP PLC	202,629	117,945
*	PureTech Health PLC	364,990	961,271
* Ω	Spire Healthcare Group PLC	1,830,690	5,261,934
*	Trellus Health PLC	1,632	138
*	Verici Dx PLC	1,588	279

TOTAL HEALTH CARE			63,106,757

INDUSTRIALS — (23.1%)
*	Ashtead Technology Holdings PLC	5,467	23,492
	Avon Protection PLC	186,426	2,324,913
*	Babcock International Group PLC	2,909,347	11,629,827
	Balfour Beatty PLC	3,585,302	17,278,103
	Begbies Traynor Group PLC	60,262	99,404
	Bodycote PLC	1,222,653	10,618,330
	BRAEMAR PLC	91,109	321,720
*	Capita PLC	10,335,023	4,517,247
# *	Ceres Power Holdings PLC	8,153	35,915
	Chemring Group PLC	1,977,936	7,080,112
	Clarkson PLC	211,472	8,255,443
*	Costain Group PLC	237,261	177,568
*	De La Rue PLC	498,978	263,652
# *	Dialight PLC	89,929	244,963
	Diploma PLC	404,082	13,693,038
	DiscoverIE Group PLC	582,264	6,187,766
Ω	DWF Group PLC	10,499	8,465
*	easyJet PLC	966,101	6,061,192
*	Esken Ltd.	1,707,178	113,812
	Firstgroup PLC	2,752,134	3,881,688
	Galliford Try Holdings PLC	635,592	1,419,884
	Genuit Group PLC	1,399,585	5,290,253
	Goodwin PLC	383	18,640
	Grafton Group PLC	1,489,341	16,244,320
	Hays PLC	9,184,503	13,176,578
	IMI PLC	241,133	4,838,056
* ††	Industrial & Commercial Bank of China Ltd.	5,000	0
	International Distributions Services PLC	2,424,194	7,717,847
*	James Fisher & Sons PLC	215,889	880,290
	James Halstead PLC	133,208	348,131
	JET2 PLC	813,756	12,567,758
	Johnson Service Group PLC	685,411	1,047,854
	Keller Group PLC	438,701	3,678,615
*	Kier Group PLC	1,679,754	1,621,217
Ω	Luceco PLC	278,939	392,602

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Mears Group PLC	688,146	$1,916,486
	Mitie Group PLC	7,827,322	9,061,963
	Morgan Advanced Materials PLC	1,921,125	7,426,852
	Morgan Sindall Group PLC	264,812	5,648,150
	National Express Group PLC	3,001,140	4,586,658
	Norcros PLC	155,422	381,322
	Pagegroup PLC	1,947,013	11,111,478
	Porvair PLC	18,060	141,277
	QinetiQ Group PLC	3,241,231	15,144,891
	Redde Northgate PLC	1,406,965	6,654,470
	Renew Holdings PLC	71,090	650,072
*	Renewi PLC	583,020	4,405,393
	Ricardo PLC	310,737	2,338,624
	Robert Walters PLC	396,868	2,125,174
	Rotork PLC	4,230,857	17,436,568
	RWS Holdings PLC	237,685	763,168
	Senior PLC	2,425,576	5,006,224
	Serco Group PLC	5,743,194	10,985,807
	Severfield PLC	1,107,512	836,949
*	SIG PLC	4,254,528	2,383,655
	Smart Metering Systems PLC	549,515	5,483,301
	Speedy Hire PLC	3,302,680	1,335,474
	SThree PLC	862,751	4,577,789
	TClarke PLC	64,836	112,243
	Travis Perkins PLC	1,194,868	14,420,454
	Trifast PLC	524,611	474,239
	Tyman PLC	1,032,733	3,202,088
	Vesuvius PLC	1,526,317	7,790,354
	Volex PLC	452,877	1,455,867
	Volution Group PLC	766,968	4,189,480
	Vp PLC	153,784	1,236,813
	Wilmington PLC	334,384	1,145,367
	WIncanton PLC	697,292	1,886,452
	XP Power Ltd.	68,278	1,896,627

TOTAL INDUSTRIALS			320,270,424

INFORMATION TECHNOLOGY — (6.9%)
*	accesso Technology Group PLC	14,495	124,253
	Bytes Technology Group PLC	648,715	3,389,419
*	CentralNic Group PLC	42,563	63,524
	Computacenter PLC	497,525	14,423,723
	dotdigital group PLC	448,931	503,481
*	FD Technologies PLC	33,634	797,181
	FDM Group Holdings PLC	474,306	4,015,052
	GB Group PLC	122,543	501,015
	Gooch & Housego PLC	2,781	18,094
	IDOX PLC	140,149	119,690
	iomart Group PLC	279,306	538,403
# *	IQE PLC	2,184,969	678,758
	Kainos Group PLC	476,292	7,433,156
*	Kin & Carta PLC	251,989	253,654
	Learning Technologies Group PLC	523,209	741,572
	NCC Group PLC	1,825,476	2,463,257
	Oxford Instruments PLC	343,024	11,896,737
	Renishaw PLC	90,731	4,115,529
	RM PLC	313,272	326,415
	Softcat PLC	665,854	11,218,824
	Spectris PLC	394,979	18,705,257
	Spirent Communications PLC	4,036,030	9,176,433

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Strix Group PLC	150,847	$208,215
	TT Electronics PLC	1,084,117	2,318,552
*	Xaar PLC	553,856	1,215,511

TOTAL INFORMATION TECHNOLOGY			95,245,705

MATERIALS — (5.3%)
*	Accsys Technologies PLC	9,505	7,782
	Breedon Group PLC	3,075,374	2,659,854
	Capital Ltd.	59,308	74,545
	Castings PLC	172,368	812,738
	Centamin PLC	8,174,090	10,608,978
	Central Asia Metals PLC	724,031	1,872,862
	Ecora Resources PLC	1,253,361	1,884,262
*	Elementis PLC	3,432,244	5,421,187
	Essentra PLC	1,707,010	4,438,222
	Ferrexpo PLC	64,069	87,115
Ω	Forterra PLC	1,584,750	3,852,665
	Gem Diamonds Ltd.	413,552	135,096
	Hill & Smith PLC	546,022	9,445,958
	Hochschild Mining PLC	1,766,187	1,595,771
Ω	Ibstock PLC	2,864,941	6,123,980
	Marshalls PLC	899,610	3,396,459
	Pan African Resources PLC	5,255,558	1,165,987
*	Petra Diamonds Ltd.	17,532	15,013
	RHI Magnesita NV	135,482	3,850,898
*	SolGold PLC	1,142,243	273,494
	Synthomer PLC	2,125,997	3,203,409
	Victrex PLC	540,365	11,418,498
	Zotefoams PLC	103,100	491,456

TOTAL MATERIALS			72,836,229

REAL ESTATE — (3.2%)
	CLS Holdings PLC	4,103	6,989
	Foxtons Group PLC	1,351,763	659,755
	Grainger PLC	4,237,552	13,786,760
	Harworth Group PLC	30,381	44,681
	Helical PLC	585,069	2,200,903
*	IWG PLC	4,149,055	8,861,210
	LSL Property Services PLC	445,897	1,518,638
	Phoenix Spree Deutschland Ltd.	15,813	40,256
	Savills PLC	961,872	11,644,384
	Sirius Real Estate Ltd.	3,891,613	3,945,735
	Watkin Jones PLC	950,984	1,157,792

TOTAL REAL ESTATE			43,867,103

UTILITIES — (3.3%)
	Centrica PLC	1,447,990	2,080,690
	Drax Group PLC	2,467,126	19,549,750
	Pennon Group PLC	1,371,280	14,829,907
	Telecom Plus PLC	424,957	9,639,212

TOTAL UTILITIES			46,099,559

TOTAL COMMON STOCKS Cost ($1,335,686,692)			1,372,985,164

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@ §	The DFA Short Term Investment Fund	922,135	$10,666,335

TOTAL INVESTMENTS — (100.0%) (Cost $1,346,352,864)			$1,383,651,499

ADR American Depositary Receipt

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$16,622	$50,314,230	—	$50,330,852
Consumer Discretionary	51,323	257,228,116	—	257,279,439
Consumer Staples	—	110,108,734	—	110,108,734
Energy	—	53,541,731	—	53,541,731
Financials	—	260,298,351	$280	260,298,631
Health Care	—	63,105,091	1,666	63,106,757
Industrials	—	320,270,424	—	320,270,424
Information Technology	—	95,245,705	—	95,245,705
Materials	—	72,836,229	—	72,836,229
Real Estate	—	43,867,103	—	43,867,103
Utilities	—	46,099,559	—	46,099,559
Securities Lending Collateral	—	10,666,335	—	10,666,335

TOTAL	$67,945	$1,383,581,608	$1,946^	$1,383,651,499

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (91.7%)
AUSTRIA — (3.2%)
	Agrana Beteiligungs AG	83,141	$1,563,098
	ANDRITZ AG	438,579	28,483,863
	AT&S Austria Technologie & Systemtechnik AG	190,150	5,814,711
Ω	BAWAG Group AG	433,516	21,144,323
*	CA Immobilien Anlagen AG	97,797	2,837,253
*	DO & Co. AG	45,371	5,314,250
	EVN AG	246,314	5,936,262
*	FACC AG	131,405	1,016,751
*	Immofinanz AG	681,827	0
*	IMMOFINANZ AG	3,787	61,869
	Josef Manner & Comp AG	870	102,828
*	Kapsch TrafficCom AG	29,728	405,424
*	Lenzing AG	84,016	5,498,446
	Mayr Melnhof Karton AG	56,673	9,047,138
	Oberbank AG	22,709	2,890,735
	Oesterreichische Post AG	107,992	4,159,986
	Palfinger AG	105,663	3,474,160
	POLYTEC Holding AG	106,063	541,480
	Porr AG	100,602	1,538,328
*	Raiffeisen Bank International AG	322,713	4,957,417
	Rosenbauer International AG	21,100	740,115
	Schoeller-Bleckmann Oilfield Equipment AG	69,998	4,396,369
	Semperit AG Holding	71,506	1,880,546
	Telekom Austria AG	1,158,627	9,045,493
	UBM Development AG	21,002	685,585
	UNIQA Insurance Group AG	983,326	8,823,075
	Vienna Insurance Group AG Wiener Versicherung Gruppe	289,761	8,525,637
	voestalpine AG	615,510	21,340,791
	Wienerberger AG	682,908	20,572,432
	Zumtobel Group AG	155,917	1,224,690

TOTAL AUSTRIA			182,023,055

BELGIUM — (3.9%)
	Ackermans & van Haaren NV	171,688	30,199,115
*	AGFA-Gevaert NV	1,252,462	3,515,556
	Atenor	22,537	1,113,440
	Azelis Group NV	6,322	149,986
	Barco NV	464,377	13,562,195
	Bekaert SA	250,767	11,674,230
#*Ω	Biocartis Group NV	357,370	236,590
#	bpost SA	378,267	1,861,079
*	Cie d’Entreprises CFE	49,898	539,351
	Deceuninck NV	480,813	1,247,552
*	Deme Group NV	49,625	6,566,596
	D’ieteren Group	80,778	15,209,597
	Econocom Group SA	727,792	2,499,876
#	Etablissements Franz Colruyt NV	181,104	5,030,652
# *	Euronav NV	1,347,567	23,087,994
	EVS Broadcast Equipment SA	69,287	1,688,824
	Exmar NV	148,598	1,948,245
	Fagron	311,838	5,796,549
*	Galapagos NV	201,742	7,827,452
	Gimv NV	122,027	6,364,798
*	Greenyard NV	2,890	19,751
	Immobel SA	23,226	1,158,754

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Ion Beam Applications	142,529	$2,605,722
	Jensen-Group NV	20,961	702,829
# *	Kinepolis Group NV	92,201	4,666,573
	Lotus Bakeries NV	2,037	14,065,474
	Melexis NV	121,179	11,551,369
# *	Ontex Group NV	408,657	3,505,107
	Proximus SADP	742,355	6,328,265
	Recticel SA	301,673	4,300,200
	Roularta Media Group NV	19,318	373,693
	Shurgard Self Storage Ltd. REIT	63,426	3,279,548
	Sipef NV	38,999	2,541,425
	Telenet Group Holding NV	241,123	5,593,267
*	Tessenderlo Group SA	219,556	7,275,210
	Van de Velde NV	47,376	1,848,332
#	VGP NV	28,396	2,972,770
	Viohalco SA	498,361	2,672,941
	WHAT’S COOKING	3,765	376,955

TOTAL BELGIUM			215,957,862

DENMARK — (6.3%)
*	ALK-Abello AS	903,679	11,439,817
	Alm Brand AS	6,053,840	11,199,441
# *	Ambu AS, Class B	72,032	1,145,331
# *	Bang & Olufsen AS	599,792	845,857
	BankNordik P/F	10,800	230,851
# *	Bavarian Nordic AS	448,836	12,343,385
*	Brodrene Hartmann AS	16,148	668,783
#	cBrain AS	18,289	377,679
*	Chemometec AS	83,142	4,810,878
	Columbus AS	490,087	514,178
	D/S Norden AS	200,319	12,587,379
	Dfds AS	258,006	10,393,360
#	Djurslands Bank AS	6,232	355,606
#	FLSmidth & Co. AS	319,467	12,621,594
#	Fluegger Group AS	4,198	226,283
*	GN Store Nord AS	182,785	4,879,606
#	GronlandsBANKEN AS	1,125	100,536
	H Lundbeck AS	1,373,508	7,272,197
	H Lundbeck AS, Class A	14,791	74,497
# *	H+H International AS, Class B	125,547	2,061,110
*	Harboes Bryggeri AS, Class B	5,094	55,769
	ISS AS	927,711	19,396,311
	Jeudan AS	40,046	1,606,146
*	Jyske Bank AS	437,851	32,012,983
	Lan & Spar Bank	4,895	476,626
	Matas AS	279,854	3,520,961
* Ω	Netcompany Group AS	108,231	4,188,764
*	Nilfisk Holding AS	154,895	3,180,567
# *	NKT AS	283,727	14,910,787
#*Ω	NNIT AS	71,567	793,921
	North Media AS	5,372	47,728
*	NTG Nordic Transport Group AS, Class A	13,802	734,336
	Parken Sport & Entertainment AS	13,669	205,104
	Per Aarsleff Holding AS	133,648	5,756,274
	Ringkjoebing Landbobank AS	197,625	27,795,764
	Rockwool AS, Class A	421	101,368
	Rockwool AS, Class B	4,739	1,147,798
	Royal Unibrew AS	312,981	27,975,522
# *	RTX AS	54,444	1,103,696

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
DENMARK — (Continued)
Ω	Scandinavian Tobacco Group AS, Class A	452,246	$8,833,305
	Schouw & Co. AS	94,292	8,027,784
	SimCorp AS	252,149	27,331,775
	Solar AS, Class B	42,286	3,459,424
	SP Group AS	4,788	203,791
	Spar Nord Bank AS	609,820	9,919,000
	Sparekassen Sjaelland-Fyn AS	1,651	47,044
	Sydbank AS	461,164	20,574,525
*	TCM Group AS	2,578	27,874
#	Tivoli AS	9,878	1,185,179
	Topdanmark AS	363,470	19,187,479
	TORM PLC, Class A	195,257	6,111,451
	UIE PLC	103,360	2,868,644
*	Zealand Pharma AS	217,874	7,368,496

TOTAL DENMARK			354,304,564

FINLAND — (5.1%)
	Aktia Bank Oyj	344,733	3,468,565
#	Alandsbanken Abp, Class B	23,036	893,843
	Alma Media Oyj	133,889	1,313,256
	Apetit Oyj	21,105	284,312
	Aspo Oyj	106,324	955,403
	Atria Oyj	98,413	1,170,081
#	Bittium Oyj	204,447	935,275
	Cargotec Oyj, Class B	261,200	14,433,747
	Caverion Oyj	167,428	1,588,147
#	Citycon Oyj	436,262	3,296,482
	Digia Oyj	85,054	517,214
Ω	Enento Group Oyj	4,779	97,758
*	Finnair Oyj	4,568,940	2,675,171
	Fiskars Oyj Abp	215,530	3,724,508
	F-Secure Oyj	730,842	2,354,936
	Glaston OYJ ABP	9,217	9,984
#	Harvia Oyj	69,184	1,714,486
# *	HKScan Oyj, Class A	234,984	205,868
	Huhtamaki Oyj	631,957	22,779,534
	Ilkka Oyj	58,887	237,052
#	Kamux Corp	59,097	361,960
	Kemira Oyj	741,189	13,001,763
	Kojamo Oyj	599,747	7,446,807
	Konecranes Oyj	400,235	15,677,144
#	Lassila & Tikanoja Oyj	219,184	2,463,577
	Marimekko Oyj	38,944	402,697
	Metsa Board Oyj, Class B	1,192,468	8,598,698
	Metso Outotec Oyj	108,793	1,201,153
	Musti Group Oyj	68,620	1,421,864
#	Nokian Renkaat Oyj	750,536	7,312,001
	Olvi Oyj, Class A	99,753	3,255,661
	Oma Saastopankki Oyj	8,486	181,441
	Oriola Oyj, Class A	6,054	10,042
	Oriola Oyj, Class B	864,530	1,383,869
	Orion Oyj, Class B	600,547	28,209,551
	Outokumpu Oyj	2,082,311	11,351,859
# *	Pihlajalinna Oyj	80,774	814,487
#	Ponsse Oyj	71,199	2,234,719
# *	QT Group Oyj	54,468	4,697,016
	Raisio Oyj, Class V	985,362	2,474,846
	Rapala VMC Oyj	116,693	515,545
	Revenio Group Oyj	140,739	5,292,223

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINLAND — (Continued)
Ω	Rovio Entertainment Oyj	42,808	$439,486
	Sanoma Oyj	706,495	6,126,994
	Taaleri Oyj	8,120	93,047
#	Talenom Oyj	7,120	60,508
*	Teleste Oyj	52,966	200,449
Ω	Terveystalo Oyj	141,456	1,236,830
	TietoEVRY Oyj	541,966	17,317,889
	Tokmanni Group Corp.	337,496	4,622,091
	Uponor Oyj	386,144	10,304,689
	Vaisala Oyj, Class A	125,217	5,274,032
	Valmet Oyj	972,053	32,886,233
#	Verkkokauppa.com Oyj	13,945	40,158
#	Viking Line Abp	11,073	200,204
	Wartsila OYJ Abp	1,942,166	22,523,555
*	WithSecure Oyj	713,504	1,171,039
#	YIT Oyj	818,118	2,117,880

TOTAL FINLAND			285,579,629

FRANCE — (10.4%)
	ABC arbitrage	187,953	1,255,468
*	Air France-KLM	2,133,951	3,696,356
	AKWEL	67,531	1,002,140
Ω	ALD SA	185,423	2,233,767
	Altamir	136,094	4,199,907
	Alten SA	134,859	22,927,103
	Assystem SA	61,561	2,948,242
# *	Atos SE	374,728	5,194,724
	Aubay	52,444	2,575,774
	Axway Software SA	38,973	914,184
*	Bastide le Confort Medical	18,680	579,744
	Beneteau SA	251,906	4,054,527
#	Bigben Interactive	101,428	605,894
	Boiron SA	36,649	1,612,497
	Bonduelle SCA	99,470	1,256,263
* ††	Bourbon Corp.	28,851	0
	Burelle SA	492	265,334
# *	Casino Guichard Perrachon SA	253,877	2,160,476
	Catana Group	47,853	359,899
	Cegedim SA	41,041	896,940
# *	CGG SA	4,288,114	3,209,020
#	Chargeurs SA	144,516	2,373,754
	Cie des Alpes	137,830	2,186,001
	Cie Plastic Omnium SA	388,314	6,874,945
# *	Claranova SE	66,462	147,027
	Coface SA	753,718	11,536,730
	Derichebourg SA	727,133	4,496,786
*	Ekinops SAS	7,393	66,470
	Electricite de Strasbourg SA	21,112	2,091,002
#*Ω	Elior Group SA	767,831	2,671,612
	Elis SA	1,241,664	24,664,191
	Equasens	8,754	691,976
	Eramet SA	75,959	7,398,976
# *	Esso SA Francaise	4,117	202,563
	Etablissements Maurel et Prom SA	384,538	1,467,855
	Eurazeo SE	159,863	11,414,833
#	Eutelsat Communications SA	1,169,230	7,772,651
# *	Exail Technologies SA	4,320	90,262
	Exel Industries, Class A	10,459	585,659
*	Faurecia SE	783,231	16,262,878

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Fnac Darty SA	95,137	$3,586,967
*	Gaumont SA	10,715	1,133,296
	Gaztransport Et Technigaz SA	157,899	16,885,909
#	GEA	2,433	233,239
*	Genfit SA	11,113	45,366
*	GL Events	58,364	1,402,044
	Groupe Crit	22,187	1,834,222
	Groupe SFPI	21,754	52,759
	Guerbet	36,860	677,075
	Guillemot Corp.	2,527	18,735
	Haulotte Group SA	73,020	282,248
	HEXAOM	10,206	198,076
*	ID Logistics Group	15,056	4,425,483
	Imerys SA	226,467	9,309,703
	Infotel SA	637	39,719
# *	Innate Pharma SA	15,558	44,696
	Interparfums SA	14,058	1,116,668
	IPSOS	294,055	15,943,827
	Jacquet Metals SACA	93,637	1,830,414
*	JCDecaux SE	267,580	5,923,656
#	Kaufman & Broad SA	122,574	3,988,255
#	Korian SA	461,522	4,004,273
	Laurent-Perrier	13,997	1,896,157
	Lectra	145,455	4,736,013
	Linedata Services	3,353	167,032
#	LISI	124,665	3,533,433
#	LNA Sante SA	33,206	1,164,070
Ω	Maisons du Monde SA	170,760	1,801,168
	Manitou BF SA	69,984	1,728,475
#	Mersen SA	127,012	5,123,680
	Metropole Television SA	238,888	3,856,809
# *	Nacon SA	44,739	118,732
Ω	Neoen SA	53,483	1,605,735
	Nexans SA	195,817	16,848,657
	Nexity SA	252,701	6,629,578
*	Nicox	145,865	94,905
	NRJ Group	87,189	670,972
#	Oeneo SA	128,172	2,033,484
# *	OL Groupe SA	10,735	34,812
#	Plastiques Du Val De Loire	14,341	49,045
*	Prodways Group SA	6,480	15,825
	Quadient SA	216,359	4,300,810
# *	Rallye SA	6,989	11,823
#*††	Recylex SA	102,008	0
	Rexel SA	1,298,768	30,084,148
	Robertet SA	258	246,974
	Rothschild & Co.	141,200	7,289,314
	Rubis SCA	592,754	17,518,102
#	Samse SACA	7,930	1,657,138
	Savencia SA	35,032	2,432,996
	SCOR SE	734,970	19,010,804
	SEB SA	44,059	5,051,891
	Seche Environnement SA	21,328	2,440,595
#	SES SA	1,849,885	11,474,155
* Ω	SMCP SA	74,230	657,186
	Societe BIC SA	173,530	10,709,610
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,677	4,063,076
	Societe pour l’Informatique Industrielle	56,611	3,159,632
*	SOITEC	136,675	20,187,341

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
# *	Solocal Group	681,417	$158,447
	Sopra Steria Group SACA	119,421	25,850,275
	SPIE SA	871,653	27,206,936
#*Ω	SRP Groupe SA	56,827	92,709
	Stef SA	25,714	2,984,112
	Sword Group	37,202	1,787,832
	Synergie SE	67,143	2,441,946
# *	Technicolor Creative Studios SA	24,133	2,646
	Technip Energies NV	507,835	11,266,727
	Television Francaise 1	398,119	3,208,351
#	TFF Group	9,347	425,310
	Thermador Groupe	37,127	3,848,902
#	Tikehau Capital SCA	33,936	931,674
	Totalenergies EP Gabon	4,026	798,711
	Trigano SA	61,206	7,973,544
*	Ubisoft Entertainment SA	271,667	7,956,354
	Valeo	936,234	18,281,522
*	Vallourec SA	573,476	6,550,958
# *	Vantiva SA	81,942	19,715
Ω	Verallia SA	268,583	10,901,868
	Vetoquinol SA	15,514	1,520,395
	Vicat SA	113,088	3,299,223
	VIEL & Cie SA	156,945	1,314,712
	Vilmorin & Cie SA	35,845	1,700,373
	Virbac SA	28,519	9,741,484
# *	Voltalia SA	16,871	256,492
	Vranken-Pommery Monopole SA	16,787	335,618
	Wavestone	9,891	508,610
* Ω	X-Fab Silicon Foundries SE	175,620	1,495,845
*	Xilam Animation SA	415	11,294

TOTAL FRANCE			583,197,822

GERMANY — (13.6%)
	1&1 AG	250,809	2,926,768
	7C Solarparken AG	139,107	611,048
*	Aareal Bank AG	517,534	17,620,967
	Adesso SE	7,240	1,085,533
*	ADVA Optical Networking SE	3,098	68,321
	AIXTRON SE	299,531	8,480,280
	All for One Group SE	4,503	204,363
#	Allgeier SE	58,776	1,772,966
	Amadeus Fire AG	11,348	1,672,631
#	Aroundtown SA	1,664,654	2,267,913
	Atoss Software AG	16,326	3,274,904
	Aurubis AG	205,349	19,265,280
#*Ω	Auto1 Group SE	52,373	413,281
	Basler AG	103,718	2,234,961
# *	Bauer AG	154,003	1,089,249
	BayWa AG	104,518	4,475,394
	BayWa AG	124	7,690
	Bechtle AG	246,280	11,454,281
Ω	Befesa SA	140,978	6,347,234
	Bertrandt AG	38,449	2,141,975
*	Bijou Brigitte AG	23,422	1,414,831
	Bilfinger SE	203,601	8,808,514
# *	Borussia Dortmund GmbH & Co. KGaA	665,682	3,330,079
	CANCOM SE	247,263	8,903,208
# *	CECONOMY AG	997,442	3,043,755
	CENIT AG	57,781	950,907

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Cewe Stiftung & Co. KGAA	45,952	$4,733,559
	CompuGroup Medical SE & Co. KgaA	188,493	10,363,919
	CropEnergies AG	184,720	2,139,300
*	CTS Eventim AG & Co. KGaA	209,296	13,789,508
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	807,010
	Dermapharm Holding SE	79,918	4,012,011
	Deutsche Beteiligungs AG	115,972	3,665,166
Ω	Deutsche Pfandbriefbank AG	1,147,894	10,587,497
	Deutz AG	674,170	4,481,350
#	DIC Asset AG	375,149	2,855,711
	DMG Mori AG	3,016	142,904
# *	Dr Hoenle AG	35,520	754,217
	Draegerwerk AG & Co. KGaA	20,476	943,297
	Duerr AG	380,248	13,193,452
Ω	DWS Group GmbH & Co. KGaA	10,729	356,743
	Eckert & Ziegler Strahlen- und Medizintechnik AG	102,697	5,311,329
	EDAG Engineering Group AG	51,353	601,161
	Elmos Semiconductor SE	9,319	704,368
	ElringKlinger AG	194,514	2,186,488
	Encavis AG	516,270	8,927,500
	Energiekontor AG	15,031	1,204,388
*	Evotec SE	36,237	665,543
	Fabasoft AG	509	9,369
	Fielmann AG	152,624	7,906,427
# *	flatexDEGIRO AG	107,566	1,159,301
# *	Fraport AG Frankfurt Airport Services Worldwide	208,174	11,211,692
	Freenet AG	931,981	26,569,857
	Fuchs Petrolub SE	123,223	4,002,181
	GEA Group AG	69,003	3,245,408
	Gerresheimer AG	231,069	25,178,981
	Gesco SE	55,404	1,655,189
	GFT Technologies SE	166,313	6,568,012
	GK Software SE	581	120,999
# *	Global Fashion Group SA	76,275	69,575
	Grand City Properties SA	678,381	5,665,517
	GRENKE AG	11,338	406,638
*	H&R GmbH & Co. KGaA	71,674	411,089
	Hamburger Hafen und Logistik AG	179,073	2,471,225
	Hawesko Holding SE	313	14,907
# *	Heidelberger Druckmaschinen AG	1,849,769	3,834,636
# *	HelloFresh SE	417,910	11,221,778
	Hensoldt AG	126,238	4,734,566
*	Highlight Communications AG	98,406	395,129
	Hochtief AG	79,071	6,618,916
	Hornbach Holding AG & Co. KGaA	55,881	4,748,073
	HUGO BOSS AG	412,000	31,061,308
*	Hypoport SE	7,174	1,150,434
	Indus Holding AG	138,578	4,104,527
Ω	Instone Real Estate Group SE	54,151	433,258
	IVU Traffic Technologies AG	51,403	969,102
	Jenoptik AG	402,135	12,836,280
Ω	JOST Werke SE	8,271	456,991
	K&S AG	1,093,745	21,815,660
	KION Group AG	116,629	4,836,903
	Kloeckner & Co. SE	482,181	5,352,183
	Knaus Tabbert AG	1,753	90,977
*	Koenig & Bauer AG	89,315	1,846,209
	Kontron AG	341,210	6,602,915
	Krones AG	111,294	14,623,471

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	KSB SE & Co. KGaA	3,293	$1,979,293
	KWS Saat SE & Co. KGaA	83,735	5,429,341
	Lanxess AG	572,100	23,311,240
	LEG Immobilien SE	132,352	8,238,018
	Leifheit AG	59,026	1,045,414
# *	Leoni AG	149,360	43,831
# *	Manz AG	25,270	663,806
*	Mediclin AG	82,946	275,046
*	Medigene AG	116,971	233,629
*	METRO AG	1,009,277	8,583,824
	MLP SE	440,536	2,510,939
# *	Nagarro SE	60,296	6,492,293
	Nemetschek SE	54,404	4,252,398
	New Work SE	20,199	3,683,286
	Nexus AG	99,084	5,683,290
# *	Nordex SE	949,741	11,437,887
	Norma Group SE	216,047	5,139,371
	OHB SE	38,571	1,372,081
	PATRIZIA SE	333,862	3,589,094
	Pfeiffer Vacuum Technology AG	47,911	7,997,945
	PNE AG	250,275	4,089,349
	Progress-Werk Oberkirch AG	8,558	289,040
	ProSiebenSat.1 Media SE	1,223,091	10,983,598
#	PSI Software AG	70,343	2,286,709
*	PVA TePla AG	87,303	1,869,514
*	q.beyond AG	644,117	520,812
*	R Stahl AG	14,952	353,361
	Rheinmetall AG	23,074	6,758,208
	SAF-Holland SE	265,527	3,673,971
	Salzgitter AG	246,522	9,774,510
	Schloss Wachenheim AG	6,929	119,987
Ω	Scout24 SE	287,656	17,928,765
#	Secunet Security Networks AG	8,338	1,841,362
# *	SGL Carbon SE	340,127	3,137,612
#*Ω	Shop Apotheke Europe NV	16,410	1,638,211
	Siltronic AG	128,107	9,233,335
	Sixt SE	95,034	11,790,808
# *	SMA Solar Technology AG	56,090	6,067,194
# *	SNP Schneider-Neureither & Partner SE	3,170	102,992
	Software AG	389,063	13,291,821
	Stabilus SE	173,166	11,316,859
	STRATEC SE	33,736	2,321,393
	Stroeer SE & Co. KGaA	196,281	10,763,914
	Suedzucker AG	520,927	10,523,229
	SUESS MicroTec SE	146,951	3,833,242
	Surteco Group SE	47,139	1,022,414
	Synlab AG	26,337	278,132
	TAG Immobilien AG	1,149,541	9,843,420
	Takkt AG	249,050	3,988,480
* Ω	TeamViewer SE	669,515	12,356,428
	Technotrans SE	46,673	1,435,714
	thyssenkrupp AG	2,228,914	16,039,745
	Traffic Systems SE	37,280	1,315,949
	United Internet AG	94,628	1,624,700
*	va-Q-tec AG	2,370	58,436
	Varta AG	24,311	630,496
	VERBIO Vereinigte BioEnergie AG	164,745	6,135,751
*	Vitesco Technologies Group AG, Class A	28,338	1,940,620
	Vossloh AG	76,106	3,491,093

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Wacker Chemie AG	12,329	$1,906,699
	Wacker Neuson SE	223,411	5,449,171
	Washtec AG	84,498	3,703,367
# *	Westwing Group SE	41,567	323,872
	Wuestenrot & Wuerttembergische AG	119,837	2,180,189
	Zeal Network SE	35,034	1,434,317

TOTAL GERMANY			762,323,252

GREECE — (0.0%)
* ††	Neorion Holdings SA	14,991	0

IRELAND — (1.5%)
	AIB Group PLC	544,347	2,341,006
	Bank of Ireland Group PLC	5,135,237	53,113,324
	Cairn Homes PLC	1,908,875	2,157,088
*	Dalata Hotel Group PLC	291,621	1,465,793
	FBD Holdings PLC	142,812	2,035,156
	Glanbia PLC	1,136,976	17,138,595
* Ω	Glenveagh Properties PLC	974,588	1,017,146
	Irish Continental Group PLC	820,853	4,216,895
*	Permanent TSB Group Holdings PLC	268,168	670,452

TOTAL IRELAND			84,155,455

ISRAEL — (2.1%)
	Adgar Investment & Development Ltd.	105,459	116,656
	Afcon Holdings Ltd.	3,064	79,894
# *	AFI Properties Ltd.	100,052	2,666,932
#	Africa Israel Residences Ltd.	13,924	510,008
*	Allot Ltd.	189,485	512,708
#	Alrov Properties & Lodgings Ltd.	49,832	1,993,443
	Arad Ltd.	28,474	352,640
	Ashtrom Group Ltd.	55,604	876,348
#	AudioCodes Ltd.	27,040	272,240
#	Aura Investments Ltd.	334,602	485,285
	Automatic Bank Services Ltd.	11,760	40,998
*	Avgol Industries 1953 Ltd.	468,925	233,819
#	Azorim-Investment Development & Construction Co. Ltd.	546,820	1,315,104
# *	Bet Shemesh Engines Holdings 1997 Ltd.	32,157	784,667
#	Blue Square Real Estate Ltd.	37,333	1,872,407
*	Brack Capital Properties NV	18,347	2,124,161
*	Camtek Ltd.	24,395	632,471
	Carasso Motors Ltd.	132,164	588,085
*	Cellcom Israel Ltd.	502,271	1,801,338
*	Ceragon Networks Ltd.	266,244	519,176
*	Clal Insurance Enterprises Holdings Ltd.	322,725	4,965,503
# *	Compugen Ltd.	113,943	69,632
#	Danel Adir Yeoshua Ltd.	23,788	1,739,713
	Delek Automotive Systems Ltd.	262,734	2,121,142
	Delta Galil Ltd.	75,030	3,175,405
	Dor Alon Energy in Israel 1988 Ltd.	17,532	345,898
#	Electra Consumer Products 1970 Ltd.	41,757	985,814
	Electra Ltd.	5,487	2,356,926
	Electra Real Estate Ltd.	44,441	464,902
# *	Ellomay Capital Ltd.	2,597	34,996
*	Enlight Renewable Energy Ltd.	32,634	540,824
*	Equital Ltd.	130,022	3,302,140
	FMS Enterprises Migun Ltd.	19,186	558,314
	Formula Systems 1985 Ltd.	65,552	4,151,556

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Formula Systems 1985 Ltd., Sponsored ADR	640	$39,898
	Fox Wizel Ltd.	46,063	3,875,579
#	Gav-Yam Lands Corp. Ltd.	423,939	3,059,576
# *	Gilat Satellite Networks Ltd.	236,247	1,100,414
# *	Hagag Group Real Estate Development	16,780	54,684
	Harel Insurance Investments & Financial Services Ltd.	440,824	3,956,874
	Hilan Ltd.	105,824	4,692,094
#	IDI Insurance Co. Ltd.	47,574	1,227,473
	IES Holdings Ltd.	1,354	94,842
	Ilex Medical Ltd.	4,067	88,652
#	Inrom Construction Industries Ltd.	367,899	1,272,647
	Isracard Ltd.	175,232	713,539
#	Israel Canada T.R Ltd.	220,206	406,808
#	Israel Land Development Co. Ltd.	81,564	604,350
	Isras Investment Co. Ltd.	6,006	1,045,244
#	Issta Ltd.	16,875	348,494
*	Kamada Ltd.	212,977	975,725
	Kardan Real Estate Enterprise & Development Ltd.	24,718	24,631
#	Kerur Holdings Ltd.	33,018	727,434
#	Klil Industries Ltd.	5,696	257,544
	Lahav L.R. Real Estate Ltd.	9,407	8,229
	Levinstein Properties Ltd.	377	8,027
	M Yochananof & Sons Ltd.	5,479	253,926
#	Magic Software Enterprises Ltd.	153,381	2,006,323
#	Malam—Team Ltd.	10,222	173,970
	Matrix IT Ltd.	222,812	4,004,105
	Max Stock Ltd.	7,391	14,120
#	Maytronics Ltd.	163,682	1,722,343
#	Mediterranean Towers Ltd.	434,044	817,202
#	Mega Or Holdings Ltd.	85,860	1,696,207
*	Mehadrin Ltd.	1,666	51,566
*	Meitav Investment House Ltd.	132,413	435,205
	Menora Mivtachim Holdings Ltd.	186,995	3,926,274
	Meshulam Levinstein Contracting & Engineering Ltd.	310	21,377
*	Migdal Insurance & Financial Holdings Ltd.	2,039,870	2,199,624
#	Mivtach Shamir Holdings Ltd.	30,255	588,883
	Mizrahi Tefahot Bank Ltd.	1	34
	Naphtha Israel Petroleum Corp. Ltd.	193,707	820,727
	Nawi Brothers Ltd.	68,328	479,060
*	Neto Malinda Trading Ltd.	4,663	81,745
# *	Neto ME Holdings Ltd.	12,167	259,557
	Novolog Ltd.	200,415	100,451
	Oil Refineries Ltd.	11,638,145	3,240,618
	One Software Technologies Ltd.	48,820	522,615
	Palram Industries 1990 Ltd.	1,112	7,829
*	Partner Communications Co. Ltd.	858,708	4,183,701
*	Paz Oil Co. Ltd.	61,298	5,774,616
*	Perion Network Ltd.	100,470	3,620,648
#	Plasson Industries Ltd.	20,934	852,542
	Prashkovsky Investments & Construction Ltd.	10,063	205,024
*	Priortech Ltd.	9,623	159,265
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	51,979	2,968,141
	Retailors Ltd.	1,167	22,182
*	Scope Metals Group Ltd.	47,550	1,580,417
	Summit Real Estate Holdings Ltd.	222,691	2,470,579
	Suny Cellular Communication Ltd.	312,529	118,533
#	Tadiran Group Ltd.	16,159	1,448,576
Ω	Tamar Petroleum Ltd.	38,322	106,314
	Tel Aviv Stock Exchange Ltd.	17,609	81,089

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Tera Light Ltd.	66,289	$84,180
	Tiv Taam Holdings 1 Ltd.	39,749	70,011
	Victory Supermarket Chain Ltd.	5,213	50,452
#	YH Dimri Construction & Development Ltd.	18,745	1,013,348

TOTAL ISRAEL			115,407,282

ITALY — (9.0%)
	A2A SpA	9,123,783	16,097,866
	ACEA SpA	376,142	5,516,180
# *	Aeffe SpA	177,250	249,996
#	Amplifon SpA	20,849	765,365
Ω	Anima Holding SpA	1,941,442	8,067,500
	Aquafil SpA	83,333	455,528
	Ariston Holding NV	11,076	126,496
	Arnoldo Mondadori Editore SpA	1,088,121	2,378,511
	Ascopiave SpA	477,634	1,529,057
# *	Autogrill SpA	86,803	635,832
#	Avio SpA	110,432	1,117,841
#	Azimut Holding SpA	751,074	16,776,044
#	Banca Generali SpA	447,354	14,851,686
	Banca IFIS SpA	241,396	4,054,122
	Banca Mediolanum SpA	814,943	7,368,170
*	Banca Monte dei Paschi di Siena SpA	491,180	1,132,414
	Banca Popolare di Sondrio SPA	3,259,427	14,806,837
	Banca Profilo SpA	1,711,765	435,977
Ω	Banca Sistema SpA	414,926	623,671
	Banco BPM SpA	9,876,720	40,159,511
	Banco di Desio e della Brianza SpA	241,954	893,072
Ω	BFF Bank SpA	601,511	5,788,429
	Biesse SpA	11,036	168,612
#	BPER Banca	7,525,929	21,138,053
	Brembo SpA	850,282	12,494,068
	Brunello Cucinelli SpA	248,717	23,815,249
	Buzzi Unicem SpA	627,802	15,610,842
	Cairo Communication SpA	601,468	1,209,264
Ω	Carel Industries SpA	47,101	1,235,352
	Cementir Holding NV	361,114	3,029,325
*	CIR SpA-Compagnie Industriali	2,423,153	1,022,254
	Credito Emiliano SpA	601,059	4,614,355
	d’Amico International Shipping SA	2,662,774	1,185,314
	Danieli & C Officine Meccaniche SpA	100,155	2,051,273
#	Danieli & C Officine Meccaniche SpA	101,349	2,637,558
#	Datalogic SpA	16,509	137,088
	De’ Longhi SpA	380,612	8,843,876
#	Digital Bros SpA	34,830	792,168
Ω	doValue SpA	80,786	567,225
	El.En. SpA	11,336	146,403
	Elica SpA	166,709	520,101
	Emak SpA	565,182	712,482
Ω	Enav SpA	419,055	1,969,324
	ERG SpA	281,165	8,490,677
	Esprinet SpA	222,752	1,973,542
*	Eurotech SpA	207,209	675,793
	Fila SpA	145,425	1,204,156
*	Fincantieri SpA	3,504,948	2,135,044
#*††	Finmatica SpA	5,960	0
*	FNM SpA	1,412,345	688,116
	Gefran SpA	35,925	397,124
# *	Geox SpA	356,231	403,163

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
	GPI SpA	16,644	$222,108
	Gruppo MutuiOnline SpA	172,390	5,376,901
	Hera SpA	5,400,110	16,811,928
	IMMSI SpA	1,372,199	878,875
	Interpump Group SpA	255,400	14,253,802
	Iren SpA	4,591,232	9,921,808
	Italgas SpA	3,498,389	22,842,660
	Italmobiliare SpA	77,432	2,185,202
*	Iveco Group NV	380,493	3,423,580
	IVS Group SA	140,888	587,588
*	KME Group SpA	1,629,975	1,743,300
	Leonardo SpA	2,654,010	31,627,552
	LU-VE SpA	5,064	169,646
#	Maire Tecnimont SpA	1,232,552	5,289,752
#*††	Mariella Burani Fashion Group SpA	22,744	0
	MFE-MediaForEurope NV, Class A	6,041,553	2,855,701
#	MFE-MediaForEurope NV, Class B	2,864,215	2,110,174
# *	Newlat Food SpA	22,549	135,455
	Openjobmetis SpA agenzia per il lavoro	63,079	692,042
	Orsero SpA	19,188	268,937
Ω	OVS SpA	1,531,868	4,605,220
	Pharmanutra SpA	4,175	231,703
	Piaggio&C SpA	1,288,486	5,301,802
Ω	Pirelli & C SpA	2,472,729	12,952,224
Ω	RAI Way SpA	605,946	3,881,697
	Reply SpA	144,434	16,826,909
	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	827,304
	Sabaf SpA	63,964	1,163,595
*	Safilo Group SpA	204,731	294,948
#	Salvatore Ferragamo SpA	180,961	3,181,804
#	Sanlorenzo SpA/Ameglia	4,067	182,530
# *	Saras SpA	4,015,334	5,191,392
	Sesa SpA	57,114	6,999,831
# *	Sogefi SpA	342,301	463,405
	SOL SpA	227,005	6,559,230
# *	Spaxs SpA	215,211	1,518,595
	Tamburi Investment Partners SpA	855,369	8,168,656
Ω	Technogym SpA	869,611	7,935,408
# *	Telecom Italia SpA	17,277,240	5,081,455
# *	Tesmec SpA	313,747	56,353
	Tinexta SpA	122,767	2,503,179
*	Tod’s SpA	2,629	111,124
*	TXT e-solutions SpA	73,775	1,526,885
# Ω	Unieuro SpA	127,812	1,534,101
	Unipol Gruppo SpA	3,090,802	17,377,670
#	Webuild SpA	1,307,308	2,810,969
	Zignago Vetro SpA	187,606	3,484,737

TOTAL ITALY			505,867,643

NETHERLANDS — (5.1%)
	Aalberts NV	673,240	31,093,989
	Acomo NV	40,981	1,008,340
*	AFC Ajax NV	13,955	168,446
#* Ω	Alfen NV	73,260	5,927,422
	AMG Advanced Metallurgical Group NV	202,999	7,578,903
	APERAM SA	315,054	11,681,375
	Arcadis NV	526,995	21,769,601
	ASR Nederland NV	568,855	25,019,744
*	Avantium NV	12,128	47,992

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
Ω	B&S Group Sarl	10,048	$43,476
#* Ω	Basic-Fit NV	291,843	12,376,157
#	BE Semiconductor Industries NV	392,853	35,362,123
	Beter Bed Holding NV	27,380	94,839
	Brunel International NV	155,477	2,102,616
	Corbion NV	389,680	12,267,715
Ω	CTP NV	50,702	665,235
	Flow Traders Ltd.	220,009	5,449,607
#	ForFarmers NV	214,677	694,140
*	Fugro NV	567,199	8,042,501
	Heijmans NV, CVA	165,416	2,058,071
*	InPost SA	36,617	393,005
	Kendrion NV	96,304	2,009,717
	Koninklijke BAM Groep NV	1,711,614	3,750,908
#	Koninklijke Vopak NV	302,476	11,557,151
* Ω	Lucas Bols NV	24,022	295,343
	Nedap NV	33,400	2,092,593
	OCI NV	300,080	7,907,207
	Ordina NV	637,656	3,940,692
*	Pharming Group NV	1,595,949	1,800,245
#	PostNL NV	3,597,685	6,472,414
#	SBM Offshore NV	954,640	13,493,465
#	SIF Holding NV	34,182	452,013
Ω	Signify NV	689,279	23,019,460
	Sligro Food Group NV	142,208	2,481,641
#*††	SRH NV	705,718	0
#	TKH Group NV	268,330	12,990,321
# *	TomTom NV	432,313	3,706,550
	Van Lanschot Kempen NV	160,276	4,871,735
*	Vivoryon Therapeutics NV	5,400	80,655

TOTAL NETHERLANDS			284,767,407

NORWAY — (2.0%)
	2020 Bulkers Ltd.	65,237	652,202
	ABG Sundal Collier Holding ASA	2,487,723	1,294,549
	AF Gruppen ASA	877	13,348
# *	Akastor ASA	787,389	777,581
# *	Aker BioMarine ASA	10,134	37,912
*	Aker Carbon Capture ASA	165,769	170,075
	Aker Solutions ASA	1,266,603	4,520,802
	AMSC ASA	255,057	992,597
*	ArcticZymes Technologies ASA	77,341	279,482
	Atea ASA	374,402	5,150,551
# *	Atlantic Sapphire ASA	81,600	38,919
	Austevoll Seafood ASA	10,091	95,031
Ω	Avance Gas Holding Ltd.	19,594	132,722
*	Axactor ASA	768,385	457,492
	B2Holding ASA	1,199,978	842,422
	Belships ASA	312,413	590,704
# *	BLUENORD ASA	21,277	724,064
	Bonheur ASA	141,934	3,172,039
# *	Borr Drilling Ltd.	344,231	2,385,514
	Borregaard ASA	490,083	8,200,238
	Bouvet ASA	68,110	429,097
# *	BW Energy Ltd.	367,067	987,560
Ω	BW LPG Ltd.	635,864	5,137,369
	BW Offshore Ltd.	718,449	1,917,156
*	Cadeler AS	63,427	275,851
*	Cloudberry Clean Energy ASA	19,690	19,491

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
#*Ω	Crayon Group Holding ASA	182,944	$1,413,994
	DNO ASA	3,077,532	3,078,760
	Elopak ASA	6,452	14,495
Ω	Entra ASA	2,743	27,873
# Ω	Europris ASA	1,154,131	8,265,523
	FLEX LNG Ltd.	201,947	7,004,695
	Frontline PLC	179,865	2,790,362
	Grieg Seafood ASA	332,908	2,791,724
	Hafnia Ltd.	220,612	1,196,814
*	Hexagon Composites ASA	708,239	2,147,888
# *	IDEX Biometrics ASA	594,228	51,948
*	Kahoot! ASA	358,447	935,751
Ω	Kid ASA	35,988	298,122
	Kitron ASA	508,533	1,920,465
# Ω	Klaveness Combination Carriers ASA	2,957	22,393
*	Kongsberg Automotive ASA	4,586,574	1,130,847
*	LINK Mobility Group Holding ASA	51,820	45,341
	Medistim ASA	2,163	53,437
*	MORROW BANK ASA	33,724	16,472
	MPC Container Ships ASA	1,605,920	2,635,389
Ω	Multiconsult ASA	2,534	35,458
* Ω	Norske Skog ASA	259,994	1,155,815
*	Northern Ocean Ltd.	64,314	70,041
*	Norwegian Air Shuttle ASA	842,208	818,399
*	NRC Group ASA	38,228	39,476
*	Odfjell Drilling Ltd.	636,267	1,485,595
#	Odfjell SE, Class A	138,332	1,295,366
*	Odfjell Technology Ltd.	97,767	489,798
#	OKEA ASA	78,091	225,702
Ω	Okeanis Eco Tankers Corp.	16,989	396,381
	Olav Thon Eiendomsselskap ASA	69,932	1,151,797
	Otello Corp. ASA	27,272	20,160
	Panoro Energy ASA	63,209	163,983
	Pareto Bank ASA	47,843	232,845
*	PGS ASA	3,253,204	2,357,662
*	PhotoCure ASA	18,163	91,323
#*Ω	poLight ASA	5,744	6,507
*	Prosafe SE	6,125	73,763
	Protector Forsikring ASA	436,859	6,342,907
# *	REC Silicon ASA	1,933,238	2,907,874
Ω	Scatec ASA	138,982	908,613
*	SD Standard ETC PLC	271,994	49,267
	Selvaag Bolig ASA	325,020	1,111,565
#*Ω	Shelf Drilling Ltd.	124,843	284,430
*	Siem Offshore, Inc.	10,249	19,082
*	Solstad Offshore ASA	29,716	61,953
	Sparebank 1 Oestlandet	26,309	309,505
	SpareBank 1 Sorost-Norge	1,788	8,525
	Stolt-Nielsen Ltd.	188,450	5,433,870
	TGS ASA	20,418	320,198
	Treasure ASA	316,195	529,343
# *	Ultimovacs ASA	24,075	288,067
	Veidekke ASA	638,830	7,354,462
*	Volue ASA	168	283
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,789,928
# Ω	XXL ASA	964,788	197,817

TOTAL NORWAY			113,164,821

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
PORTUGAL — (0.9%)
#	Altri SGPS SA	472,047	$2,443,574
	Banco Comercial Portugues SA, Class R	54,911,798	14,114,727
	Corticeira Amorim SGPS SA	116,151	1,312,095
	CTT-Correios de Portugal SA	683,434	2,823,336
# *	Greenvolt-Energias Renovaveis SA	110,961	754,105
	Ibersol SGPS SA	52,494	388,805
	Mota-Engil SGPS SA	641,747	1,402,772
	Navigator Co. SA	1,749,202	6,420,292
#	NOS SGPS SA	1,562,222	6,868,118
	REN—Redes Energeticas Nacionais SGPS SA	2,925,105	8,494,515
	Sonae SGPS SA	6,718,077	7,660,945

TOTAL PORTUGAL			52,683,284

SPAIN — (5.5%)
	Acerinox SA	1,095,358	11,834,524
* ††	Adveo Group International SA	84,445	0
Ω	Aedas Homes SA	27,692	424,524
	Alantra Partners SA	70,997	884,401
	Almirall SA	468,585	4,796,873
# *	Amper SA	6,893,962	1,169,148
	Applus Services SA	918,297	7,704,581
	Atresmedia Corp. de Medios de Comunicacion SA	550,863	2,202,876
	Azkoyen SA	67,253	481,392
#	Banco de Sabadell SA	36,362,876	37,897,250
#	Bankinter SA	4,245,482	25,104,454
	Cia de Distribucion Integral Logista Holdings SA	418,609	11,368,117
	CIE Automotive SA	374,936	11,306,017
	Construcciones y Auxiliar de Ferrocarriles SA	125,517	3,895,179
# *	Deoleo SA	37,749	10,184
*	Distribuidora Internacional de Alimentacion SA	3,729,910	64,991
#	Ebro Foods SA	524,137	9,729,457
# *	eDreams ODIGEO SA	427,530	2,423,094
	Elecnor SA	200,108	2,622,134
	Enagas SA	1,457,648	29,183,113
#	Ence Energia y Celulosa SA	978,493	3,832,840
	Ercros SA	643,000	3,001,372
	Faes Farma SA	1,973,648	6,957,252
	Fluidra SA	360,447	6,174,470
	Fomento de Construcciones y Contratas SA	273,844	2,771,976
Ω	Gestamp Automocion SA	748,655	3,241,133
Ω	Global Dominion Access SA	695,411	2,908,160
# *	Grenergy Renovables SA	7,453	218,171
	Grupo Catalana Occidente SA	268,886	8,677,999
#	Grupo Empresarial San Jose SA	151,317	658,954
	Iberpapel Gestion SA	47,911	838,260
	Indra Sistemas SA	876,621	11,607,175
#	Laboratorio Reig Jofre SA	14,851	42,057
	Laboratorios Farmaceuticos Rovi SA	111,322	4,924,708
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,862,215	3,564,328
	Mapfre SA	3,656,215	7,323,860
*	Melia Hotels International SA	662,631	4,278,448
# Ω	Metrovacesa SA	27,652	231,105
	Miquel y Costas & Miquel SA	193,707	2,599,890
Ω	Neinor Homes SA	90,425	916,398
# *	Obrascon Huarte Lain SA	1,611,857	916,776
*	Oryzon Genomics SA	35,547	83,170
	Pharma Mar SA	41,970	1,742,383
	Prim SA	40,283	465,463
*	Promotora de Informaciones SA, Class A	1,330,083	558,184

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SPAIN — (Continued)
# Ω	Prosegur Cash SA	445,278	$308,292
	Prosegur Cia de Seguridad SA	1,198,069	2,298,448
*	Realia Business SA	1,667,905	1,837,545
	Renta 4 Banco SA	442	5,116
	Sacyr SA	2,901,323	9,599,758
*	Solaria Energia y Medio Ambiente SA	495,187	7,812,422
*	Soltec Power Holdings SA	28,469	162,834
# Ω	Talgo SA	583,027	2,028,333
# *	Tecnicas Reunidas SA	184,355	1,710,593
*	Tubacex SA	738,150	2,007,113
# *	Tubos Reunidos SA	34,204	30,434
# Ω	Unicaja Banco SA	8,069,679	8,189,774
	Vidrala SA	129,562	13,601,080
	Viscofan SA	269,301	18,459,696
	Vocento SA	352,577	279,068

TOTAL SPAIN			309,967,347

SWEDEN — (5.8%)
Ω	AcadeMedia AB	454,275	2,305,374
#	AddLife AB, Class B	90,427	1,071,526
	AddNode Group AB	439,035	5,583,529
	AFRY AB	306,510	5,762,042
# Ω	Alimak Group AB	490,084	3,615,934
	Alligo AB, Class B	137,415	1,532,818
Ω	Ambea AB	196,916	749,093
*	Annehem Fastigheter AB, Class B	142,899	269,170
	AQ Group AB	1,834	73,255
# *	Arise AB	102,189	554,063
	Arjo AB, Class B	1,016,696	4,510,244
	Atrium Ljungberg AB, Class B	189,737	3,528,652
* Ω	Attendo AB	675,522	2,393,743
	Balco Group AB	979	4,229
#	BE Group AB	3,385	35,095
	Beijer Alma AB	304,748	6,929,321
	Bergman & Beving AB	207,826	2,912,235
	Bergs Timber AB, Class B	6,227	22,140
# *	Besqab AB	21,962	58,430
	Besqab AB	43,924	115,645
	Betsson AB, Class B	887,419	9,586,925
# *	Better Collective AS	79,678	1,686,763
# *	BHG Group AB	351,076	399,708
	Bilia AB, Class A	585,208	6,604,472
	BioGaia AB, Class B	2,247	22,314
*	BioInvent International AB	39,595	111,993
	Biotage AB	384,950	4,788,613
	Bjorn Borg AB	13,009	49,991
	Bonava AB, Class B	510,167	920,157
#* Ω	Boozt AB	208,160	2,412,865
Ω	Bravida Holding AB	535,882	6,524,225
#	Bufab AB	227,752	7,554,421
#	Bulten AB	115,761	1,074,139
#	Bure Equity AB	340,006	8,693,458
	Byggmax Group AB	521,019	1,596,360
	Catella AB	89,746	305,063
	Catena AB	168,356	6,458,180
# *	Catena Media PLC	330,046	929,590
# *	Cavotec SA	79,682	111,782
	Cellavision AB	38,768	661,231
	Cibus Nordic Real Estate AB	17,320	185,255

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#	Clas Ohlson AB, Class B	273,686	$2,066,292
	Cloetta AB, Class B	1,873,684	3,966,291
*	Collector Bank AB	288,079	917,314
	Concentric AB	339,818	7,146,782
# Ω	Coor Service Management Holding AB	436,469	2,839,616
	Corem Property Group AB, Class B	3,766,156	2,988,723
	Dedicare AB, Class B	4,184	59,139
	Dios Fastigheter AB	770,250	5,496,861
# Ω	Dometic Group AB	37,879	271,503
*	Duni AB	217,519	2,378,884
* Ω	Dustin Group AB	495,393	1,704,666
	Eastnine AB	126,421	1,208,297
	Elanders AB, Class B	74,315	944,451
#	Electrolux Professional AB, Class B	488,399	2,846,925
#* Ω	Eltel AB	206,068	178,458
# *	Enea AB	104,284	688,361
	Eolus Vind AB, Class B	37,209	294,997
	Ependion AB	93,898	1,040,905
	eWork Group AB	38,130	533,331
	Fagerhult AB	300,931	1,923,450
	FastPartner AB, Class A	21,544	131,854
	FastPartner AB, Class D	35	206
#	Fenix Outdoor International AG	19,605	1,574,091
*	Fingerprint Cards AB, Class B	544,306	141,717
#	G5 Entertainment AB	41,861	922,757
	GARO AB	23,361	185,580
#	Granges AB	825,954	8,215,049
	Hanza AB	30,446	234,526
#	Heba Fastighets AB, Class B	269,814	816,533
	Hemnet Group AB	4,924	80,734
	HMS Networks AB	130,562	6,073,819
* Ω	Hoist Finance AB	369,945	929,811
*	Humana AB	135,681	191,083
#	IAR Systems Group AB	1,213	12,338
	Immunovia AB	10,768	4,295
#	Instalco AB	518,222	2,723,987
# *	International Petroleum Corp.	443,347	4,316,402
#	Intrum AB	57,765	522,930
	Inwido AB	455,135	4,782,715
	JM AB	416,879	6,692,466
*	Karnov Group AB	87,368	474,041
# *	K-fast Holding AB	9,734	19,637
	Kindred Group PLC, SDR	7,371	90,716
#	KNOW IT AB	174,673	4,047,853
	Lagercrantz Group AB, Class B	971,045	12,496,767
#	Lime Technologies AB	15,348	380,465
	Lindab International AB	615,586	9,858,840
	Loomis AB	343,148	10,983,747
# *	Maha Energy AB	148,058	137,299
*	Medcap AB	6,064	160,712
	MEKO AB	299,806	3,676,371
#	MIPS AB	78,117	4,224,046
	Modern Times Group MTG AB, Class B	606,688	4,877,276
*	Momentum Group AB	137,415	1,125,391
# Ω	Munters Group AB	187,964	1,844,968
	Mycronic AB	418,095	8,885,719
#	NCAB Group AB	108,674	830,591
	NCC AB, Class B	404,376	4,021,151
#	Nederman Holding AB	33,980	648,811

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Net Insight AB, Class B	2,224,384	$1,136,482
	New Wave Group AB, Class B	415,624	8,394,002
	Nilorngruppen AB, Class B	7,191	49,911
*	Nobia AB	820,940	1,197,140
#	Nolato AB, Class B	1,473,007	8,172,334
	Nordic Paper Holding AB	14,413	56,314
	Nordic Waterproofing Holding AB	83,900	1,143,941
*	Note AB	56,156	1,257,852
#	NP3 Fastigheter AB	175,554	3,379,221
	Nyfosa AB	1,209,815	8,290,715
	OEM International AB, Class B	296,140	2,873,979
#	Orron Energy AB	484,554	565,392
*	Ovzon AB	1,938	6,968
#	Peab AB, Class B	178,127	942,304
	Platzer Fastigheter Holding AB, Class B	246,091	2,073,313
	Prevas AB, Class B.	8,542	127,121
	Pricer AB, Class B	892,974	914,115
	Proact IT Group AB	191,163	2,052,783
	Ratos AB, Class B	1,547,879	5,350,351
*	RaySearch Laboratories AB	160,684	1,074,471
	Rejlers AB	948	14,659
Ω	Resurs Holding AB	940,585	1,789,972
#	Rottneros AB	672,020	807,006
*	Scandi Standard AB	393,395	2,033,228
#* Ω	Scandic Hotels Group AB	1,043,374	3,733,035
*	Sdiptech AB, Class B	30,050	694,354
*	Sensys Gatso Group AB	3,512,360	307,380
#	SkiStar AB	322,137	4,147,517
	Solid Forsakring AB	86,686	549,074
*	Stendorren Fastigheter AB	6,293	123,682
*	Stillfront Group AB	591,094	1,259,382
	Systemair AB	360,836	3,136,168
	Tethys Oil AB	125,374	641,430
	TF Bank AB	5,604	74,528
*	Tobii AB	14,796	30,889
	Troax Group AB	226,249	5,127,838
	VBG Group AB, Class B	28,343	470,556
*	Viaplay Group AB	60,065	1,534,844
	Vitec Software Group AB, Class B	53,644	2,825,635
	Volati AB	5,223	52,245
	XANO Industri AB, Class B	5,023	45,116

TOTAL SWEDEN.			327,993,830

SWITZERLAND — (17.2%)
# *	Accelleron Industries AG	35,772	882,306
	Adecco Group AG	488,962	16,818,607
	Allreal Holding AG	123,491	21,914,594
#	ALSO Holding AG	46,377	9,941,812
*	Aluflexpack AG	721	14,785
*	ams-OSRAM AG	1,424,857	9,840,171
	APG SGA SA	9,203	2,029,958
	Arbonia AG	343,219	4,202,813
*	Aryzta AG	6,453,812	11,466,912
	Ascom Holding AG	202,692	1,961,019
# *	Autoneum Holding AG	21,603	3,283,316
	Baloise Holding AG	98,975	16,567,739
	Banque Cantonale de Geneve	9,528	2,195,268
	Banque Cantonale du Jura SA	3,848	235,565
#	Banque Cantonale Vaudoise	116,712	12,280,952

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	Basilea Pharmaceutica AG	17,849	$864,999
	Belimo Holding AG	65,574	31,647,887
	Bell Food Group AG	14,480	4,598,186
	Bellevue Group AG	57,974	2,038,777
	Berner Kantonalbank AG	31,172	8,339,887
	BKW AG	161,471	27,651,374
	Bossard Holding AG, Class A	46,297	11,354,021
	Bucher Industries AG	54,010	24,323,169
	Burckhardt Compression Holding AG	8,637	5,333,232
	Burkhalter Holding AG	25,671	2,758,605
	Bystronic AG	9,633	6,953,242
	Calida Holding AG	40,721	1,888,445
	Carlo Gavazzi Holding AG	3,115	1,137,413
	Cembra Money Bank AG	195,981	15,738,468
# *	Cicor Technologies Ltd	15,422	766,485
	Cie Financiere Tradition SA	9,969	1,340,277
	Clariant AG	1,148,306	19,153,980
	Coltene Holding AG	27,288	2,223,838
#	Comet Holding AG	28,240	6,826,092
#	COSMO Pharmaceuticals NV	11,655	703,068
	Daetwyler Holding AG	14,059	3,557,459
	DKSH Holding AG	234,221	18,655,902
	dormakaba Holding AG	24,078	10,786,352
*	Dufry AG	492,648	22,774,742
	EFG International AG	675,403	6,499,644
	Emmi AG	15,822	16,466,010
	Energiedienst Holding AG	83,637	4,164,075
	Evolva Holding SA	13,396	284,011
	Feintool International Holding AG	45,558	1,124,242
	Flughafen Zurich AG	145,858	28,073,091
#	Forbo Holding AG	8,551	12,587,692
	Fundamenta Real Estate AG	3,191	58,890
Ω	Galenica AG	258,527	23,168,873
# *	GAM Holding AG	1,195,762	1,238,677
	Georg Fischer AG	626,442	45,680,066
# *	Gurit Holding AG, Class BR	28,958	2,913,345
	Helvetia Holding AG	262,788	39,311,056
	Hiag Immobilien Holding AG	22,952	2,134,487
# *	HOCHDORF Holding AG	6,697	144,201
	Huber & Suhner AG	108,834	8,964,563
	Hypothekarbank Lenzburg AG	6	29,088
	Implenia AG	106,354	4,799,457
*	Ina Invest Holding AG	29,730	606,206
	Inficon Holding AG	14,881	16,201,360
#	Interroll Holding AG	5,057	18,457,437
	Intershop Holding AG	10,830	7,604,689
	Investis Holding SA	5,818	648,383
*	Jungfraubahn Holding AG	18,335	3,125,379
	Kardex Holding AG	49,410	11,291,697
	Komax Holding AG	22,696	6,015,890
# *	Kudelski SA	217,692	440,387
	Landis & Gyr Group AG	94,470	7,826,657
	LEM Holding SA	3,935	8,676,544
	Liechtensteinische Landesbank AG	64,467	4,554,037
	Luzerner Kantonalbank AG	101,195	9,067,741
Ω	Medacta Group SA	8,485	1,140,436
Ω	Medmix AG	141,238	3,351,374
	Meier Tobler Group AG	45,826	2,733,377
	Metall Zug AG, Class B	1,139	2,356,883

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Mikron Holding AG	8,692	$113,837
	Mobilezone Holding AG	303,156	4,639,323
	Mobimo Holding AG	62,895	16,867,703
	Novavest Real Estate AG	1,614	71,650
	OC Oerlikon Corp. AG	1,586,613	8,883,985
# *	Orascom Development Holding AG	93,520	721,462
#	Orell Fuessli AG	5,028	438,866
	Orior AG	38,352	3,580,190
	Phoenix Mecano AG	4,517	2,229,240
	Plazza AG, Class A	6,993	2,470,592
	PSP Swiss Property AG	337,750	39,773,828
#	Rieter Holding AG	20,988	2,285,636
	Romande Energie Holding SA	2,670	3,856,217
	Schaffner Holding AG	3,129	932,636
	Schweiter Technologies AG	7,215	5,757,469
#	Schweizerische Nationalbank	23	119,104
* Ω	Sensirion Holding AG	33,193	3,601,311
	SFS Group AG	124,943	16,326,364
	Siegfried Holding AG	32,647	25,161,326
	SIG Group AG	50,085	1,340,557
#	Softwareone Holding AG	212,521	3,205,781
	St Galler Kantonalbank AG	17,586	9,905,289
#	Stadler Rail AG	12,888	535,611
	Sulzer AG	139,983	11,730,222
	Swiss Prime Site AG	182,651	16,533,499
# *	Swiss Steel Holding AG	3,362,368	531,471
	Swissquote Group Holding SA	82,376	17,634,440
	Temenos AG	172,536	14,533,333
	Thurgauer Kantonalbank	3,152	421,621
#	Tornos Holding AG	26,632	180,287
	TX Group AG	20,220	2,355,155
	u-blox Holding AG	55,196	6,653,614
	Valiant Holding AG	111,863	13,001,871
# Ω	VAT Group AG	73,622	25,973,064
	Vaudoise Assurances Holding SA	6,800	3,596,875
	Vetropack Holding AG	67,815	3,524,943
# *	Von Roll Holding AG	378,198	361,238
	Vontobel Holding AG	226,244	15,153,977
	VP Bank AG, Class A	24,056	2,676,249
	VZ Holding AG	91,061	8,493,830
*	V-ZUG Holding AG	10,820	989,660
	Walliser Kantonalbank	19,368	2,429,219
	Warteck Invest AG	56	127,225
	Ypsomed Holding AG	5,633	1,309,509
	Zehnder Group AG	85,771	7,005,829
	Zug Estates Holding AG, Class B	1,186	2,343,422
	Zuger Kantonalbank AG	704	6,164,614
# *	Zur Rose Group AG	4,404	192,693

TOTAL SWITZERLAND.			963,527,499

UNITED STATES — (0.1%)
	ADTRAN Holdings, Inc	325,096	2,932,485
*	Noble Corp. PLC	24,677	925,883
Ω	PolyPeptide Group AG	625	15,682

TOTAL UNITED STATES			3,874,050

TOTAL COMMON STOCKS			5,144,794,802

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
	Draegerwerk AG & Co. KGaA	65,128	$3,664,974
	Fuchs Petrolub SE	449,493	17,758,089
	Jungheinrich AG	346,549	13,432,150
	Sixt SE	118,586	9,448,033
	STO SE & Co. KGaA	16,969	3,307,790
	Villeroy & Boch AG	41,086	870,793

TOTAL GERMANY.			48,481,829

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
* ††	CA Immobilien Anlagen AG	497,492	0
* ††	S Immo AG 8/11/23	346,922	0

FRANCE — (0.0%)
# *	Arabi Group Holding KSC Rights 05/02/23	127,012	206,335

ITALY — (0.0%)
# *	Webuild SpA Warrants 08/02/30	116,038	0

SPAIN — (0.0%)
*	Faes Farma SA Rights 05/02/23	2,119,534	287,444
*	Tecnicas Reunidas SA Rights 05/02/23	184,355	209,604

TOTAL SPAIN.			497,048

TOTAL RIGHTS/WARRANTS.			703,383

TOTAL INVESTMENT SECURITIES (Cost $4,267,220,091)			5,193,980,014

			Value†
SECURITIES LENDING COLLATERAL — (7.4%)
@ §	The DFA Short Term Investment Fund.	36,018,452	416,625,437

TOTAL INVESTMENTS — (100.0%) (Cost $4,683,820,954)			$5,610,605,451

ADR     American Depositary Receipt

BAM     Build America Mutual

REIT     Real Estate Investment Trust

SA        Special Assessment

»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$182,023,055	—	$182,023,055
Belgium	$4,043,710	211,914,152	—	215,957,862
Denmark	—	354,304,564	—	354,304,564
Finland	—	285,579,629	—	285,579,629
France	—	583,197,822	—	583,197,822
Germany	120,999	762,202,253	—	762,323,252
Ireland	—	84,155,455	—	84,155,455
Israel	586,594	114,820,688	—	115,407,282
Italy	—	505,867,643	—	505,867,643
Netherlands	—	284,767,407	—	284,767,407
Norway	338,882	112,825,939	—	113,164,821
Portugal	—	52,683,284	—	52,683,284
Spain	—	309,967,347	—	309,967,347
Sweden	119,940	327,873,890	—	327,993,830
Switzerland	284,011	963,243,488	—	963,527,499
United States	—	3,874,050	—	3,874,050
Preferred Stocks
Germany	—	48,481,829	—	48,481,829
Rights/Warrants
France	—	206,335	—	206,335
Spain	—	497,048	—	497,048
Securities Lending Collateral	—	416,625,437	—	416,625,437

TOTAL	$5,494,136	$5,605,111,315	—	$5,610,605,451

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.2%)
BRAZIL — (3.8%)
	Ambev SA, ADR	1,642,569	$4,599,193
	Atacadao SA	477,889	1,029,974
	B3 SA—Brasil Bolsa Balcao	2,272,571	5,321,711
	Banco Bradesco SA	755,221	1,880,557
	Banco BTG Pactual SA	636,564	2,988,959
	Banco do Brasil SA	396,250	3,404,963
	Banco Santander Brasil SA	145,083	781,583
	BB Seguridade Participacoes SA	353,143	2,429,194
	Braskem SA, ADR, Class A	57,171	449,364
	Caixa Seguridade Participacoes SA	427,595	810,989
	CCR SA	1,847,648	5,026,782
	Centrais Eletricas Brasileiras SA	372,941	2,530,986
*	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	163,344	1,510,698
# *	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	10,265	94,951
	Cia Energetica de Minas Gerais	215,832	874,094
	Cia Paranaense de Energia	140,700	200,565
	Cia Paranaense de Energia, Sponsored ADR	17,400	134,676
	Cia Paranaense de Energia	39,800	311,678
	Cia Siderurgica Nacional SA, Sponsored ADR	545,056	1,553,410
	Cia Siderurgica Nacional SA	517,465	1,474,233
	Cosan SA	949,753	2,852,420
	CPFL Energia SA	123,300	819,231
	Energisa SA	228,135	1,911,874
*	Eneva SA	432,281	983,678
	Engie Brasil Energia SA	108,476	896,681
	Equatorial Energia SA	736,688	4,038,063
	Gerdau SA, Sponsored ADR	950,988	4,745,431
* Ω	Hapvida Participacoes e Investimentos SA	3,027,601	1,675,324
	Hypera SA	258,691	1,931,962
	Itau Unibanco Holding SA	217,203	961,950
	JBS SA	1,100,808	3,950,532
	Klabin SA	1,174,814	4,505,833
	Localiza Rent a Car SA	231,240	2,689,409
	Lojas Renner SA	659,267	2,093,666
*	Magazine Luiza SA	1,501,902	1,005,724
	Natura & Co. Holding SA	928,510	2,058,888
	Neoenergia SA	121,000	374,804
*	Petro Rio SA	582,205	4,056,222
	Petroleo Brasileiro SA, Sponsored ADR	511,889	4,857,827
	Petroleo Brasileiro SA, Sponsored ADR	227,883	2,420,117
	Petroleo Brasileiro SA	2,733,556	14,616,452
	Porto Seguro SA	177,474	894,166
	Raia Drogasil SA	443,885	2,338,766
Ω	Rede D’Or Sao Luiz SA	83,300	381,946
	Rumo SA	606,506	2,395,479
#	Sendas Distribuidora SA, ADR	19,967	244,995
	Sendas Distribuidora SA	848,688	2,091,178
	Suzano SA	799,410	6,378,868
	Suzano SA, Sponsored ADR	5,490	43,755
	Telefonica Brasil SA	217,562	1,793,606
	TIM SA	1,060,180	2,975,765
	TOTVS SA	323,491	1,664,216
	Ultrapar Participacoes SA	653,263	1,891,238
	Vale SA, Sponsored ADR	332,417	4,790,122
	Vale SA	2,364,713	34,324,790

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Vibra Energia SA	1,182,031	$3,128,195
	WEG SA	630,066	5,194,337

TOTAL BRAZIL			171,386,070

CHILE — (0.5%)
	Banco de Chile, ADR	105,420	2,234,910
	Banco de Credito e Inversiones SA	44,205	1,333,406
	Banco Itau Chile SA	31,276,064	70,514
	Banco Santander Chile, ADR	78,503	1,503,332
	Banco Santander Chile	557,071	26,637
	Cencosud SA	1,442,234	2,938,959
	Cencosud Shopping SA	353,676	560,799
	Cia Cervecerias Unidas SA	48,018	391,996
	Cia Cervecerias Unidas SA, Sponsored ADR	22,534	362,121
	Cia Sud Americana de Vapores SA	15,171,698	1,550,342
	Embotelladora Andina SA, ADR, Class B	13,701	207,159
	Empresas CMPC SA	935,741	1,466,352
	Empresas COPEC SA	227,255	1,581,284
	Enel Americas SA	4,534,643	617,914
	Enel Chile SA	10,134,521	577,501
	Falabella SA	383,832	823,057
	Plaza SA	196,340	251,734
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	89,320	6,027,314

TOTAL CHILE			22,525,331

CHINA — (27.4%)
	360 Security Technology, Inc., Class A	266,700	616,279
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	189,863	843,023
	ADAMA Ltd., Class A	84,400	104,278
	Addsino Co. Ltd., Class A	92,500	135,619
	AECC Aero-Engine Control Co. Ltd., Class A	68,057	234,603
	AECC Aviation Power Co. Ltd., Class A	79,700	504,761
	Agricultural Bank of China Ltd., Class H	14,534,000	5,619,315
	Aier Eye Hospital Group Co. Ltd., Class A	293,917	1,251,273
*	Air China Ltd., Class H	630,000	557,661
*	Alibaba Group Holding Ltd., Sponsored ADR	835,875	70,790,254
*	Alibaba Group Holding Ltd.	1,736,600	18,362,153
*	Alibaba Health Information Technology Ltd.	2,566,000	1,849,596
	Aluminum Corp. of China Ltd., Class H	7,864,000	4,671,692
*	Amlogic Shanghai Co. Ltd., Class A	30,504	369,214
	Angel Yeast Co. Ltd., Class A	58,500	338,346
	Anhui Anke Biotechnology Group Co. Ltd., Class A	18,000	28,727
	Anhui Conch Cement Co. Ltd., Class H	1,303,000	4,114,246
	Anhui Guangxin Agrochemical Co. Ltd., Class A	70,220	296,350
	Anhui Gujing Distillery Co. Ltd., Class A	11,716	463,257
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	68,664	319,673
	Anhui Jinhe Industrial Co. Ltd., Class A	65,100	242,792
	Anhui Kouzi Distillery Co. Ltd., Class A	33,300	289,757
	Anhui Yingjia Distillery Co. Ltd., Class A	38,000	351,752
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	106,800	180,358
	Anjoy Foods Group Co. Ltd., Class A	14,400	353,968
	Anker Innovations Technology Co. Ltd., Class A	19,400	205,521
	ANTA Sports Products Ltd.	612,400	7,609,818
	Apeloa Pharmaceutical Co. Ltd., Class A	136,420	407,462
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	86,674	305,681
	Asymchem Laboratories Tianjin Co. Ltd., Class A	24,170	442,064
	Avary Holding Shenzhen Co. Ltd., Class A	123,976	468,566
	AVIC Industry-Finance Holdings Co. Ltd., Class A	327,700	181,008

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	AVICOPTER PLC, Class A	22,704	$139,564
*	Baidu, Inc., Sponsored ADR	9,503	1,146,157
*	Baidu, Inc., Class A	1,330,750	20,030,316
	Bank of Beijing Co. Ltd., Class A	697,408	477,641
	Bank of Changsha Co. Ltd., Class A	401,784	475,498
	Bank of Chengdu Co. Ltd., Class A	190,950	379,575
	Bank of China Ltd., Class H	43,912,181	17,536,678
	Bank of Communications Co. Ltd., Class H	4,449,515	2,873,942
	Bank of Guiyang Co. Ltd., Class A	486,023	396,847
	Bank of Hangzhou Co. Ltd., Class A	242,404	439,969
	Bank of Jiangsu Co. Ltd., Class A	657,870	733,140
	Bank of Nanjing Co. Ltd., Class A	454,780	618,785
	Bank of Ningbo Co. Ltd., Class A	275,742	1,091,885
	Bank of Shanghai Co. Ltd., Class A	458,383	415,866
	Bank of Suzhou Co. Ltd., Class A	415,260	451,117
	Baoshan Iron & Steel Co. Ltd., Class A	745,700	694,269
*	BeiGene Ltd.	202,000	3,964,042
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	24,020	151,434
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	818,160	354,854
*	Beijing Compass Technology Development Co. Ltd., Class A	27,300	196,648
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	202,052	206,470
	Beijing Easpring Material Technology Co. Ltd., Class A	31,300	242,669
	Beijing Enlight Media Co. Ltd., Class A	153,706	227,116
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	88,140	125,768
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	6,116	235,894
	Beijing Jingyuntong Technology Co. Ltd., Class A	189,100	172,190
	Beijing Kingsoft Office Software, Inc., Class A	7,538	480,252
	Beijing New Building Materials PLC, Class A	144,903	555,036
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	132,362	567,467
	Beijing Originwater Technology Co. Ltd., Class A	424,847	335,744
	Beijing Shiji Information Technology Co. Ltd., Class A	53,560	148,376
	Beijing Shougang Co. Ltd., Class A	441,600	236,068
	Beijing Shunxin Agriculture Co. Ltd., Class A	48,400	242,169
	Beijing Sinnet Technology Co. Ltd., Class A	116,888	208,211
	Beijing Tiantan Biological Products Corp. Ltd., Class A	77,216	299,358
	Beijing Tongrentang Co. Ltd., Class A	36,400	305,956
	Beijing United Information Technology Co. Ltd., Class A	20,155	175,161
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	23,700	359,476
	Beijing Yanjing Brewery Co. Ltd., Class A	184,800	349,612
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	17,400	178,143
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	82,575	141,762
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,062,900	834,124
	Bethel Automotive Safety Systems Co. Ltd., Class A	13,800	127,963
	Betta Pharmaceuticals Co. Ltd., Class A	24,206	238,330
	BGI Genomics Co. Ltd., Class A	34,100	305,922
	Biem.L.Fdlkk Garment Co. Ltd., Class A	6,700	34,885
*	Bilibili, Inc., Class Z	108,980	2,216,996
	Bloomage Biotechnology Corp. Ltd., Class A	6,559	94,291
	BOC International China Co. Ltd., Class A	150,900	234,406
	BOE Technology Group Co. Ltd., Class A	1,654,300	961,340
	Bosideng International Holdings Ltd.	3,360,000	1,657,076
	BTG Hotels Group Co. Ltd., Class A	92,300	288,879
	BYD Co. Ltd., Class H	403,886	12,248,344
	BYD Electronic International Co. Ltd.	965,000	2,926,591
	By-health Co. Ltd., Class A	124,793	430,249
	Caitong Securities Co. Ltd., Class A	338,190	379,512
	Canmax Technologies Co. Ltd., Class A	31,900	224,466
	CECEP Solar Energy Co. Ltd., Class A	327,700	329,843
	CECEP Wind-Power Corp., Class A	495,560	273,676

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Centre Testing International Group Co. Ltd., Class A	27,300	$75,992
	CETC Cyberspace Security Technology Co. Ltd., Class A	33,300	156,530
Ω	CGN Power Co. Ltd., Class H	4,899,000	1,293,643
	Changchun High & New Technology Industry Group, Inc., Class A	20,900	492,487
	Changjiang Securities Co. Ltd., Class A	435,670	357,163
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	9,700	153,595
	Chaozhou Three-Circle Group Co. Ltd., Class A	121,305	530,625
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	15,800	42,242
	Chengtun Mining Group Co. Ltd., Class A	308,000	233,681
	Chengxin Lithium Group Co. Ltd., Class A	75,029	344,776
	China Automotive Engineering Research Institute Co. Ltd., Class A	72,700	234,172
	China Baoan Group Co. Ltd., Class A	146,334	225,811
	China Cinda Asset Management Co. Ltd., Class H	7,009,000	833,724
	China CITIC Bank Corp. Ltd., Class H	8,861,928	4,793,992
	China Coal Energy Co. Ltd., Class H	3,825,777	3,287,147
	China Construction Bank Corp., Class H	59,766,590	39,955,518
	China CSSC Holdings Ltd., Class A	82,717	310,287
*	China Eastern Airlines Corp. Ltd., Class H	972,000	382,175
	China Energy Engineering Corp. Ltd., Class A	2,502,824	980,303
	China Energy Engineering Corp. Ltd., Class H	1,632,000	246,081
	China Everbright Bank Co. Ltd., Class H	3,836,000	1,228,518
Ω	China Feihe Ltd.	3,553,000	2,399,299
	China Galaxy Securities Co. Ltd., Class H	5,155,500	2,800,212
	China Gas Holdings Ltd.	3,652,000	4,698,188
	China Great Wall Securities Co. Ltd., Class A	196,900	248,684
	China Greatwall Technology Group Co. Ltd., Class A	182,800	306,521
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	101,800	171,658
	China Hongqiao Group Ltd.	4,665,000	4,594,914
Ω	China International Capital Corp. Ltd., Class H	1,524,800	3,204,004
	China International Marine Containers Group Co. Ltd., Class H	999,330	645,799
	China Jushi Co. Ltd., Class A	477,798	1,007,359
	China Kings Resources Group Co. Ltd., Class A	32,040	165,750
	China Life Insurance Co. Ltd., Class H	2,475,000	4,754,859
	China Longyuan Power Group Corp. Ltd., Class H	1,404,000	1,473,449
	China Meheco Co. Ltd., Class A	69,411	142,776
	China Mengniu Dairy Co. Ltd.	1,894,000	7,645,264
	China Merchants Bank Co. Ltd., Class H	2,884,554	13,924,096
	China Merchants Energy Shipping Co. Ltd., Class A	607,440	582,504
	China Merchants Port Holdings Co. Ltd.	394,271	585,028
	China Merchants Property Operation & Service Co. Ltd., Class A	64,100	143,747
Ω	China Merchants Securities Co. Ltd., Class H	486,460	493,799
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	325,873	642,836
	China Minsheng Banking Corp. Ltd., Class H	4,818,600	1,770,088
	China National Building Material Co. Ltd., Class H	9,142,000	6,859,332
	China National Chemical Engineering Co. Ltd., Class A	249,000	381,362
	China National Nuclear Power Co. Ltd., Class A	1,023,390	1,021,181
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	144,800	527,425
	China Oilfield Services Ltd., Class H	1,960,000	2,305,399
	China Overseas Land & Investment Ltd.	4,285,000	10,867,371
	China Pacific Insurance Group Co. Ltd., Class H	2,487,400	7,429,944
	China Petroleum & Chemical Corp., Class H	15,068,800	9,876,319
	China Power International Development Ltd.	740,000	280,903
	China Railway Group Ltd., Class H	3,976,000	3,056,903
Ω	China Railway Signal & Communication Corp. Ltd., Class H	1,920,000	901,666
*	China Rare Earth Resources & Technology Co. Ltd., Class A	36,891	180,427
	China Resources Beer Holdings Co. Ltd.	859,611	6,640,302
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	32,400	177,769
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	99,800	299,702
	China Resources Gas Group Ltd.	1,798,000	5,675,093

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Resources Land Ltd.	3,890,666	$18,117,879
	China Resources Microelectronics Ltd., Class A	28,998	240,312
Ω	China Resources Mixc Lifestyle Services Ltd.	380,200	2,015,669
	China Resources Power Holdings Co. Ltd.	1,598,517	3,480,335
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	68,058	579,842
	China Shenhua Energy Co. Ltd., Class H	2,649,500	8,800,439
	China South Publishing & Media Group Co. Ltd., Class A	99,400	198,805
*	China Southern Airlines Co. Ltd., Class H	946,000	662,618
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd.,Class A	95,700	94,327
	China State Construction Engineering Corp. Ltd., Class A	1,756,100	1,668,063
	China Tourism Group Duty Free Corp. Ltd., Class A	54,300	1,266,864
Ω	China Tower Corp. Ltd., Class H	67,974,000	8,675,064
*	China TransInfo Technology Co. Ltd., Class A	88,800	186,672
	China Vanke Co. Ltd., Class H	2,072,220	3,239,489
	China World Trade Center Co. Ltd., Class A	19,900	53,323
	China Yangtze Power Co. Ltd., Class A	748,847	2,367,482
	China Zhenhua Group Science & Technology Co. Ltd., Class A	24,500	318,350
# *	China Zheshang Bank Co. Ltd., Class H	265,000	94,961
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	10,400	26,840
	Chongqing Brewery Co. Ltd., Class A	21,500	324,102
	Chongqing Changan Automobile Co. Ltd., Class A	260,130	448,700
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	47,200	175,862
	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,634,000	1,018,117
	Chongqing Zhifei Biological Products Co. Ltd., Class A	83,314	980,719
	CITIC Ltd.	4,725,000	5,931,248
	CITIC Securities Co. Ltd., Class H	1,996,800	4,204,463
	CMOC Group Ltd., Class H	3,375,966	2,069,542
	CNGR Advanced Material Co. Ltd., Class A	25,000	223,893
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	209,235	190,870
	CNOOC Energy Technology & Services Ltd., Class A	597,700	319,264
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	145,700	295,331
	Contemporary Amperex Technology Co. Ltd., Class A	146,736	4,910,166
*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	940,000	966,299
	COSCO SHIPPING Holdings Co. Ltd., Class H	4,410,299	5,122,646
#	Country Garden Holdings Co. Ltd.	5,569,067	1,434,590
	Country Garden Services Holdings Co. Ltd	893,492	1,404,168
	CRRC Corp. Ltd., Class H	959,000	620,571
Ω	CSC Financial Co. Ltd., Class H	595,000	605,714
	CSG Holding Co. Ltd., Class A	313,839	298,243
	CSPC Pharmaceutical Group Ltd.	12,323,200	12,548,670
	Daan Gene Co. Ltd., Class A	180,804	407,009
# Ω	Dali Foods Group Co. Ltd.	4,344,000	1,807,778
	Daqin Railway Co. Ltd., Class A	883,060	982,318
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	78,510	390,698
*	Datang International Power Generation Co. Ltd., Class H	1,784,000	334,556
*	Deppon Logistics Co. Ltd., Class A	78,900	191,375
	DHC Software Co. Ltd., Class A	290,300	326,515
	Dian Diagnostics Group Co. Ltd., Class A	67,701	265,026
	Do-Fluoride Chemicals Co. Ltd., Class A	115,792	340,357
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	316,900
	Dongfang Electric Corp. Ltd., Class H	305,200	432,461
	Dongxing Securities Co. Ltd., Class A	323,718	390,005
	East Group Co. Ltd., Class A	152,100	192,983
	East Money Information Co. Ltd., Class A	544,473	1,268,836
	Ecovacs Robotics Co. Ltd., Class A	28,300	284,810
	ENN Energy Holdings Ltd	480,500	6,588,426
	ENN Natural Gas Co. Ltd., Class A	245,000	719,116
	Eve Energy Co. Ltd., Class A	38,105	361,494

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
#Ω	Everbright Securities Co. Ltd., Class H	412,600	$306,025
*	Fangda Carbon New Material Co. Ltd., Class A	374,324	349,155
	FAW Jiefang Group Co. Ltd.	112,300	132,164
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	49,300	145,804
	Financial Street Holdings Co. Ltd., Class A	180,200	131,232
	First Capital Securities Co. Ltd., Class A	320,000	274,010
	Flat Glass Group Co. Ltd., Class H	406,000	1,141,389
	Focus Media Information Technology Co. Ltd., Class A	727,597	677,584
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	158,223	1,615,974
	Fosun International Ltd.	3,010,722	2,111,491
	Founder Securities Co. Ltd., Class A	411,200	416,316
	Foxconn Industrial Internet Co. Ltd., Class A	389,600	907,618
	Fujian Funeng Co. Ltd., Class A	116,900	198,678
	Fujian Sunner Development Co. Ltd., Class A	77,263	238,771
*	Fulin Precision Co. Ltd., Class A	83,463	122,946
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	754,800	3,070,738
Ω	Ganfeng Lithium Group Co. Ltd., Class H	251,999	1,662,628
	Gaona Aero Material Co. Ltd., Class A	17,800	97,988
	G-bits Network Technology Xiamen Co. Ltd., Class A	3,000	227,017
	GCL Energy Technology Co. Ltd.	130,300	267,930
*	GCL System Integration Technology Co. Ltd., Class A	241,200	106,646
*	GCL Technology Holdings Ltd.	20,189,000	5,069,275
*	GD Power Development Co. Ltd., Class A	524,300	292,517
	Geely Automobile Holdings Ltd.	6,885,000	8,547,339
	GEM Co. Ltd., Class A	209,276	212,633
	Gemdale Corp., Class A	343,800	405,641
	GF Securities Co. Ltd., Class H	1,027,600	1,475,681
	Giant Network Group Co. Ltd., Class A	85,600	196,145
	GigaDevice Semiconductor, Inc., Class A	25,674	403,537
*	Ginlong Technologies Co. Ltd., Class A	18,825	310,164
	Glarun Technology Co. Ltd., Class A	69,600	162,233
	GoerTek, Inc., Class A	238,700	612,801
	Goke Microelectronics Co. Ltd., Class A	9,100	134,074
	Gongniu Group Co. Ltd., Class A	4,200	89,974
	GoodWe Technologies Co. Ltd., Class A	3,252	122,378
	Gotion High-tech Co. Ltd., Class A	73,700	293,299
#	Great Wall Motor Co. Ltd., Class H	1,506,500	1,828,253
	Gree Electric Appliances, Inc. of Zhuhai, Class A	160,333	911,296
	Gree Real Estate Co. Ltd., Class A	84,081	97,802
	GRG Banking Equipment Co. Ltd., Class A	142,000	242,892
	Guangdong Haid Group Co. Ltd., Class A	55,800	442,665
	Guangdong HEC Technology Holding Co. Ltd., Class A	204,200	229,424
	Guangdong Hongda Holdings Group Co. Ltd., Class A	61,700	266,560
	Guangdong Investment Ltd.	2,600,000	2,485,539
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	13,200	133,223
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	21,500	68,993
	Guanghui Energy Co. Ltd., Class A	572,400	770,414
	Guangxi Guiguan Electric Power Co. Ltd., Class A	34,400	27,544
	Guangzhou Automobile Group Co. Ltd., Class H	2,485,162	1,551,031
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	218,000	716,156
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	18,900	142,420
	Guangzhou Haige Communications Group, Inc. Co., Class A	222,052	316,275
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	30,301	358,438
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	34,000	324,278
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	74,340	459,264
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	261,404	260,443
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	26,000	35,201
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	246,900	242,204
*	Guocheng Mining Co. Ltd., Class A	44,900	117,038

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guosen Securities Co. Ltd., Class A	186,700	$253,967
Ω	Guotai Junan Securities Co. Ltd., Class H	369,800	476,495
	Guoyuan Securities Co. Ltd., Class A	308,740	312,571
*	H World Group Ltd., ADR	86,463	4,055,115
*	H World Group Ltd.	5,500	25,727
	Haier Smart Home Co. Ltd., Class A	258,200	885,729
	Haier Smart Home Co. Ltd., Class H	2,670,800	8,705,687
	Haisco Pharmaceutical Group Co. Ltd., Class A	26,300	100,056
	Haitong Securities Co. Ltd., Class H	2,434,800	1,617,209
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	73,900	202,721
	Hangjin Technology Co. Ltd., Class A	47,700	278,491
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	235,800	313,932
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	22,394	156,034
	Hangzhou First Applied Material Co. Ltd., Class A	45,311	321,921
	Hangzhou Lion Electronics Co. Ltd., Class A	42,968	286,930
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	54,900	319,069
	Hangzhou Robam Appliances Co. Ltd., Class A	80,121	301,798
	Hangzhou Silan Microelectronics Co. Ltd., Class A	70,122	334,170
	Hangzhou Tigermed Consulting Co. Ltd., Class A	12,100	159,236
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	95,600	796,367
	Han’s Laser Technology Industry Group Co. Ltd., Class A	110,517	417,693
Ω	Hansoh Pharmaceutical Group Co. Ltd.	866,000	1,579,846
	Haohua Chemical Science & Technology Co. Ltd., Class A	15,000	84,419
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	43,600	203,336
	Hefei Meiya Optoelectronic Technology, Inc., Class A	84,295	330,777
	Heilongjiang Agriculture Co. Ltd., Class A	174,805	343,000
	Henan Shenhuo Coal & Power Co. Ltd., Class A	211,900	499,448
	Henan Shuanghui Investment & Development Co. Ltd., Class A	195,129	703,394
	Hengan International Group Co. Ltd.	1,126,500	5,031,465
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	119,121	327,266
	Hengli Petrochemical Co. Ltd., Class A	403,700	922,513
	Hengtong Optic-electric Co. Ltd., Class A	125,000	263,356
	Hengyi Petrochemical Co. Ltd., Class A	294,988	326,846
	Hesteel Co. Ltd., Class A	1,383,853	461,892
	Hithink RoyalFlush Information Network Co. Ltd., Class A	25,781	665,066
	Hongfa Technology Co. Ltd., Class A	60,890	275,377
	Hongta Securities Co. Ltd., Class A	96,320	115,053
	Hoyuan Green Energy Co. Ltd., Class A	35,380	455,920
	Huadian Power International Corp. Ltd., Class H	344,000	166,829
	Huadong Medicine Co. Ltd., Class A	70,000	419,294
	Huafon Chemical Co. Ltd., Class A	485,983	505,832
	Huagong Tech Co. Ltd., Class A	30,400	146,650
	Huaibei Mining Holdings Co. Ltd., Class A	247,300	486,089
	Hualan Biological Engineering, Inc., Class A	139,800	470,760
*	Huaneng Power International, Inc., Class H	1,862,000	1,160,351
Ω	Huatai Securities Co. Ltd., Class H	1,361,000	1,757,893
	Huaxi Securities Co. Ltd., Class A	293,600	375,300
	Huaxia Bank Co. Ltd., Class A	644,456	536,514
	Huayu Automotive Systems Co. Ltd., Class A	182,000	431,136
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	297,745	148,139
	Hubei Dinglong Co. Ltd., Class A	44,900	172,230
	Hubei Energy Group Co. Ltd., Class A	232,983	143,659
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	18,500	127,755
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	101,848	464,399
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	139,600	499,355
	Huizhou Desay Sv Automotive Co. Ltd., Class A	16,600	248,254
	Humanwell Healthcare Group Co. Ltd., Class A	141,200	550,843
	Hunan Gold Corp. Ltd., Class A	99,000	214,679
	Hunan Valin Steel Co. Ltd., Class A	933,000	712,090

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hundsun Technologies, Inc., Class A	41,729	$298,418
	Iflytek Co. Ltd., Class A	70,100	614,228
	IKD Co. Ltd., Class A	20,000	55,371
	Imeik Technology Development Co. Ltd., Class A	3,800	298,863
	Industrial & Commercial Bank of China Ltd., Class H.	30,774,185	16,556,634
	Industrial Bank Co. Ltd., Class A	643,039	1,601,806
	Industrial Securities Co. Ltd., Class A	652,548	634,328
	Infore Environment Technology Group Co. Ltd., Class A	82,224	62,972
	Ingenic Semiconductor Co. Ltd., Class A	18,000	230,296
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	364,895
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	299,500	583,492
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	145,040	303,128
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	810,103	508,336
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	318,000	1,357,906
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	392,700	416,991
* Ω	Innovent Biologics, Inc.	434,500	2,089,106
	Inspur Electronic Information Industry Co. Ltd., Class A	77,684	462,250
	Intco Medical Technology Co. Ltd., Class A	80,942	256,036
	JA Solar Technology Co. Ltd., Class A	105,004	612,643
	Jafron Biomedical Co. Ltd., Class A	64,465	268,198
	Jason Furniture Hangzhou Co. Ltd., Class A	67,080	359,607
	JCET Group Co. Ltd., Class A	185,200	738,922
* Ω	JD Health International, Inc	332,200	2,397,196
	JD.com, Inc., ADR	124,763	4,456,534
	JD.com, Inc., Class A	501,921	8,958,206
	Jiangsu Azure Corp., Class A	75,000	120,705
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	310,469	350,619
	Jiangsu Eastern Shenghong Co. Ltd., Class A	185,340	339,550
	Jiangsu Expressway Co. Ltd., Class H.	1,020,000	1,033,218
*	Jiangsu Guoxin Corp. Ltd., Class A	88,700	82,221
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	58,186	517,972
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	159,955	1,125,294
*	Jiangsu Hoperun Software Co. Ltd., Class A	32,500	109,905
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	56,412	487,915
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	29,053	161,465
	Jiangsu Linyang Energy Co. Ltd., Class A	178,367	202,524
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	26,990	138,719
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	45,100	185,218
	Jiangsu Pacific Quartz Co. Ltd., Class A	4,268	73,215
	Jiangsu Provincial Agricultural Reclamation & Development Corp	157,000	272,340
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	56,690	1,225,669
	Jiangsu Yangnong Chemical Co. Ltd., Class A	29,505	392,613
	Jiangsu Yoke Technology Co. Ltd., Class A	18,462	180,614
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	84,400	384,953
	Jiangsu Zhongtian Technology Co. Ltd., Class A	154,000	325,323
	Jiangxi Copper Co. Ltd., Class H	1,321,000	2,349,984
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	67,500	165,715
*	Jilin Electric Power Co. Ltd., Class A	127,000	99,999
	Jingjin Equipment, Inc., Class A	50,780	212,254
	JiuGui Liquor Co. Ltd., Class A	11,500	185,854
	Jizhong Energy Resources Co. Ltd., Class A	453,000	484,853
	JL Mag Rare-Earth Co. Ltd., Class A	46,600	187,873
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	194,455	363,947
	Joinn Laboratories China Co. Ltd., Class A	19,496	139,641
	Jointown Pharmaceutical Group Co. Ltd., Class A	197,667	473,175
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	28,800	153,103
	Juewei Food Co. Ltd., Class A	18,944	109,053
*	Juneyao Airlines Co. Ltd., Class A	70,540	182,902

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Kaishan Group Co. Ltd., Class A	65,100	$156,677
	KBC Corp. Ltd., Class A	6,057	153,978
	Keboda Technology Co. Ltd., Class A	5,900	45,746
	Kehua Data Co. Ltd., Class A	34,200	207,605
	KingClean Electric Co. Ltd., Class A	17,100	66,886
	Kingsoft Corp. Ltd.	541,000	2,378,086
	Konfoong Materials International Co. Ltd., Class A	9,500	101,050
	Kuang-Chi Technologies Co. Ltd., Class A	51,300	130,266
	Kunlun Energy Co. Ltd.	6,412,000	5,943,971
	Kunlun Tech Co. Ltd., Class A	52,600	495,436
	Kweichow Moutai Co. Ltd., Class A	55,993	14,253,654
	KWG Living Group Holdings Ltd.	258,250	35,059
	Lao Feng Xiang Co. Ltd., Class A	26,700	259,737
	Laobaixing Pharmacy Chain JSC, Class A	62,190	313,300
	LB Group Co. Ltd., Class A	223,200	558,783
	Lenovo Group Ltd.	11,739,278	12,010,170
	Lens Technology Co. Ltd., Class A	316,800	534,278
	Lepu Medical Technology Beijing Co. Ltd., Class A	120,977	417,828
	Levima Advanced Materials Corp., Class A	27,200	105,470
	Leyard Optoelectronic Co. Ltd., Class A	105,400	96,501
# *	Li Auto, Inc., ADR	128,166	3,011,901
# *	Li Auto, Inc., Class A	135,900	1,609,579
	Li Ning Co. Ltd.	1,311,000	9,375,769
*	Lingyi iTech Guangdong Co., Class A	556,018	476,916
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	40,800	136,489
Ω	Longfor Group Holdings Ltd.	2,916,000	7,979,629
	LONGi Green Energy Technology Co. Ltd., Class A	335,888	1,696,709
	Longshine Technology Group Co. Ltd., Class A	89,002	308,505
	Luxi Chemical Group Co. Ltd., Class A	305,700	529,776
	Luxshare Precision Industry Co. Ltd., Class A	308,224	1,165,705
	Luzhou Laojiao Co. Ltd., Class A	66,129	2,160,845
	Mango Excellent Media Co. Ltd., Class A	135,592	703,450
	Maxscend Microelectronics Co. Ltd., Class A	13,700	201,355
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	287,557	291,320
* Ω	Meituan, Class B	1,414,140	24,168,287
	Metallurgical Corp. of China Ltd., Class H	4,641,000	1,416,065
	Midea Group Co. Ltd., Class A	479,784	3,937,956
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	13,700	183,019
	Ming Yang Smart Energy Group Ltd., Class A	138,104	413,069
	Montage Technology Co. Ltd., Class A	27,314	240,769
	Muyuan Foods Co. Ltd., Class A	134,987	933,464
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	355,621
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	99,146	207,817
	Nanjing Yunhai Special Metals Co. Ltd., Class A	60,200	201,578
	Nantong Jianghai Capacitor Co. Ltd., Class A	48,864	141,742
	NARI Technology Co. Ltd., Class A	191,352	723,312
	NAURA Technology Group Co. Ltd., Class A	11,700	566,846
	NavInfo Co. Ltd., Class A	105,850	181,248
	NetEase, Inc., ADR	193,704	17,264,838
	NetEase, Inc.	159,100	2,832,362
	New China Life Insurance Co. Ltd., Class H	1,010,500	2,893,614
*	New Hope Liuhe Co. Ltd., Class A	198,866	373,728
	Ninestar Corp., Class A	74,951	428,868
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	22,600	106,238
*	Ningbo Joyson Electronic Corp., Class A	126,400	281,797
	Ningbo Orient Wires & Cables Co. Ltd., Class A	31,142	211,170
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	29,452	283,806
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	108,100	215,764
	Ningbo Tuopu Group Co. Ltd., Class A	43,648	320,150

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ningbo Xusheng Group Co. Ltd., Class A	36,400	$122,414
	Ningbo Zhoushan Port Co. Ltd., Class A	224,800	123,114
	Ningxia Baofeng Energy Group Co. Ltd., Class A	320,300	610,774
# *	NIO, Inc., ADR	368,459	2,899,772
# *	NIO, Inc., Class A	260,320	2,055,289
	North Industries Group Red Arrow Co. Ltd., Class A	63,400	166,723
*	Offcn Education Technology Co. Ltd., Class A	80,212	57,006
	Offshore Oil Engineering Co. Ltd., Class A	310,100	302,064
	Oppein Home Group, Inc., Class A	25,795	429,651
	Orient Overseas International Ltd.	204,500	4,154,866
Ω	Orient Securities Co. Ltd., Class H	1,012,800	604,628
	Ovctek China, Inc., Class A	28,452	133,139
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	12,800	43,476
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	470,200	285,627
*	PDD Holdings, Inc., ADR	122,979	8,381,019
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	600,300	206,461
	People.cn Co. Ltd., Class A	36,600	108,896
	People’s Insurance Co. Group of China Ltd. , Class H	7,590,000	2,985,148
	Perfect World Co. Ltd., Class A	141,585	449,235
	PetroChina Co. Ltd., Class H	15,548,000	10,800,176
Ω	Pharmaron Beijing Co. Ltd., Class H	172,950	749,810
	PICC Property & Casualty Co. Ltd., Class H	7,201,198	8,709,550
	Ping An Bank Co. Ltd., Class A	722,500	1,311,882
	Ping An Insurance Group Co. of China Ltd., Class H	3,936,000	28,715,169
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	360,800	502,230
	Poly Developments & Holdings Group Co. Ltd., Class A	448,683	902,120
# Ω	Postal Savings Bank of China Co. Ltd., Class H.	4,462,000	2,909,189
	Power Construction Corp. of China Ltd., Class A	583,011	648,494
	Proya Cosmetics Co. Ltd., Class A	21,980	533,519
	Qianhe Condiment & Food Co. Ltd., Class A	34,260	117,786
	Qingdao Haier Biomedical Co. Ltd., Class A	8,024	80,028
Ω	Qingdao Port International Co. Ltd., Class H	69,000	40,399
	Qingdao Rural Commercial Bank Corp., Class A	691,706	289,842
	Qingdao Sentury Tire Co. Ltd., Class A	43,800	184,235
	Qingdao TGOOD Electric Co. Ltd., Class A	78,000	208,439
	Quectel Wireless Solutions Co. Ltd., Class A	13,090	147,923
	Raytron Technology Co. Ltd., Class A	17,317	129,597
	Red Avenue New Materials Group Co. Ltd., Class A	23,300	129,352
*	Risen Energy Co. Ltd., Class A	59,604	214,259
	Riyue Heavy Industry Co. Ltd., Class A	76,100	238,521
	Rockchip Electronics Co. Ltd., Class A	9,500	100,783
	Rongsheng Petrochemical Co. Ltd., Class A	567,694	1,084,537
*	Roshow Technology Co. Ltd., Class A	125,900	140,154
	SAIC Motor Corp. Ltd., Class A	236,045	482,194
	Sailun Group Co. Ltd., Class A	221,600	329,668
	Sanan Optoelectronics Co. Ltd., Class A	86,000	221,528
	Sangfor Technologies, Inc., Class A	11,300	194,659
	Sany Heavy Industry Co. Ltd., Class A	286,434	683,345
	Satellite Chemical Co. Ltd., Class A	345,661	709,211
	SDIC Power Holdings Co. Ltd., Class A	251,000	427,602
	Sealand Securities Co. Ltd., Class A	328,190	165,566
*	Seazen Holdings Co. Ltd., Class A	173,200	372,605
	SF Holding Co. Ltd., Class A	151,261	1,234,032
	SG Micro Corp., Class A	12,050	216,345
	Shaanxi Coal Industry Co. Ltd., Class A	694,700	1,965,999
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	260,300	527,325
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	91,300	284,056
	Shandong Denghai Seeds Co. Ltd., Class A	35,800	87,237
Ω	Shandong Gold Mining Co. Ltd., Class H	450,500	960,295

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	70,200	$310,743
	Shandong Hi-speed Co. Ltd., Class A	59,700	62,275
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	139,650	643,756
	Shandong Linglong Tyre Co. Ltd., Class A	130,200	414,712
	Shandong Nanshan Aluminum Co. Ltd., Class A	910,010	446,531
	Shandong Pharmaceutical Glass Co. Ltd., Class A	39,500	140,394
	Shandong Publishing & Media Co. Ltd., Class A	43,100	72,153
	Shandong Sun Paper Industry JSC Ltd., Class A	230,150	378,736
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,647,600	4,517,841
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	253,800	112,997
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	34,836	206,457
	Shanghai Baosight Software Co. Ltd., Class A	62,166	485,034
	Shanghai Construction Group Co. Ltd., Class A	770,676	317,434
*	Shanghai Electric Group Co. Ltd., Class H	2,990,000	808,760
*	Shanghai Electric Power Co. Ltd., Class A	119,200	180,211
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	350,000	1,000,510
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	135,000	408,692
*	Shanghai International Airport Co. Ltd., Class A	28,100	218,226
	Shanghai International Port Group Co. Ltd., Class A	334,000	276,644
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	44,100	340,919
	Shanghai Lingang Holdings Corp. Ltd., Class A	144,260	256,458
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	103,420	150,751
	Shanghai M&G Stationery, Inc., Class A	45,969	308,028
	Shanghai Moons’ Electric Co. Ltd., Class A	3,300	18,589
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,000,000	2,032,973
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	969,190
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	46,522	351,682
	Shanghai RAAS Blood Products Co. Ltd., Class A	400,600	379,974
	Shanghai Tunnel Engineering Co. Ltd., Class A	354,700	335,186
	Shanghai Wanye Enterprises Co. Ltd., Class A	56,200	166,544
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	252,259	291,684
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	181,800	410,860
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	338,830	503,498
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	314,130	915,885
	Shanxi Meijin Energy Co. Ltd., Class A	464,717	531,820
	Shanxi Securities Co. Ltd., Class A	216,280	183,967
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	538,600	311,399
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	55,507	1,994,282
	Shenghe Resources Holding Co. Ltd., Class A	151,600	302,380
	Shengyi Technology Co. Ltd., Class A	162,200	376,451
	Shennan Circuits Co. Ltd., Class A	31,982	380,431
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	2,064,000	416,216
	Shenzhen Capchem Technology Co. Ltd., Class A	58,240	410,968
	Shenzhen Dynanonic Co. Ltd., Class A	6,440	152,556
	Shenzhen Energy Group Co. Ltd., Class A	235,019	218,039
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	104,800	223,813
	Shenzhen Gas Corp. Ltd., Class A	150,500	150,395
	Shenzhen Inovance Technology Co. Ltd., Class A	92,000	822,121
	Shenzhen Kaifa Technology Co. Ltd., Class A	86,300	222,430
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	58,040	254,430
	Shenzhen Kedali Industry Co. Ltd., Class A	17,166	340,685
	Shenzhen Kinwong Electronic Co. Ltd., Class A	62,764	209,177
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	23,000	155,302
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	49,673	2,240,482
*	Shenzhen MTC Co. Ltd., Class A	282,100	196,185
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	21,800	166,388
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	626,380	453,503
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	35,500	184,332
	Shenzhen SC New Energy Technology Corp., Class A	12,566	186,953

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen SED Industry Co. Ltd., Class A	30,800	$140,479
	Shenzhen Senior Technology Material Co. Ltd., Class A	75,301	187,764
	Shenzhen Sunlord Electronics Co. Ltd., Class A	92,900	296,196
	Shenzhen Sunway Communication Co. Ltd., Class A	27,400	76,047
	Shenzhen Transsion Holdings Co. Ltd., Class A	45,412	715,795
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	93,271	341,543
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	360,714	263,881
	Shenzhou International Group Holdings Ltd.	560,400	5,382,732
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	70,456	320,580
	Shinghwa Advanced Material Group Co. Ltd., Class A	16,300	153,887
*	Siasun Robot & Automation Co. Ltd., Class A	32,200	51,897
	Sichuan Chuantou Energy Co. Ltd., Class A	149,500	310,720
*	Sichuan Development Lomon Co. Ltd., Class A	181,500	245,369
	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,595,900	637,454
	Sichuan Hexie Shuangma Co. Ltd., Class A	36,500	101,377
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,301	594,233
*	Sichuan New Energy Power Co. Ltd.	86,800	183,971
	Sichuan Road & Bridge Group Co. Ltd., Class A	264,600	606,150
	Sichuan Swellfun Co. Ltd., Class A	23,700	224,689
	Sichuan Teway Food Group Co. Ltd., Class A	8,400	20,836
	Sichuan Yahua Industrial Group Co. Ltd., Class A	100,100	271,932
	Sieyuan Electric Co. Ltd., Class A	63,100	419,253
	Sino Biopharmaceutical Ltd.	9,302,500	5,163,824
	Sinocare, Inc., Class A	10,000	41,542
	Sinofibers Technology Co. Ltd., Class A	17,400	131,787
	Sinolink Securities Co. Ltd., Class A	232,100	315,519
	Sinoma International Engineering Co., Class A	299,800	625,128
	Sinoma Science & Technology Co. Ltd., Class A	190,294	580,869
	Sinomine Resource Group Co. Ltd., Class A	23,500	258,630
	Sinopharm Group Co. Ltd., Class H	2,188,000	7,750,503
	Sinosoft Co. Ltd., Class A	37,280	210,067
*	Skshu Paint Co. Ltd., Class A	7,648	113,357
	Skyworth Digital Co. Ltd., Class A	76,793	182,353
# Ω	Smoore International Holdings Ltd.	2,712,000	3,170,369
	Songcheng Performance Development Co. Ltd., Class A	85,200	179,515
	Sonoscape Medical Corp., Class A	15,300	120,846
	SooChow Securities Co. Ltd., Class A	334,850	350,871
	Southwest Securities Co. Ltd., Class A	707,636	393,219
	StarPower Semiconductor Ltd., Class A	3,300	115,669
	State Grid Information & Communication Co. Ltd., Class A	75,800	203,661
*	STO Express Co. Ltd., Class A	94,000	145,671
	Sungrow Power Supply Co. Ltd., Class A	31,600	516,144
	Sunny Optical Technology Group Co. Ltd.	741,500	7,835,659
	Sunresin New Materials Co. Ltd., Class A	8,850	115,033
	Sunwoda Electronic Co. Ltd., Class A	74,600	181,569
	Suofeiya Home Collection Co. Ltd., Class A	27,570	75,342
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	152,400	544,781
	Suzhou Maxwell Technologies Co. Ltd., Class A	3,476	138,077
	Suzhou TFC Optical Communication Co. Ltd., Class A	16,000	140,917
	Taiji Computer Corp. Ltd., Class A	28,500	165,823
	Tangshan Jidong Cement Co. Ltd., Class A	321,700	379,384
	TangShan Port Group Co. Ltd., Class A	531,500	303,325
	Tayho Advanced Materials Group Co. Ltd., Class A	11,900	35,940
	TBEA Co. Ltd., Class A	217,400	710,699
	TCL Technology Group Corp., Class A	917,180	530,373
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	112,100	673,995
	Tencent Holdings Ltd.	3,556,400	157,961,459
*	Tencent Music Entertainment Group, ADR	730,433	5,412,509
	Thunder Software Technology Co. Ltd., Class A	13,300	162,555

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tian Di Science & Technology Co. Ltd., Class A	466,820	$368,613
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	56,300	263,896
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	193,100	160,962
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	30,300	188,491
	Tianma Microelectronics Co. Ltd., Class A	161,455	230,130
	Tianshan Aluminum Group Co. Ltd., Class A	216,300	226,906
	Tianshui Huatian Technology Co. Ltd., Class A	305,000	395,301
*	Tibet Summit Resources Co. Ltd., Class A	86,100	244,393
	Tingyi Cayman Islands Holding Corp.	2,448,000	4,278,004
	Titan Wind Energy Suzhou Co. Ltd., Class A	124,100	247,130
	Tofflon Science & Technology Group Co. Ltd., Class A	65,800	233,692
	Toly Bread Co. Ltd., Class A	182,238	301,846
*	TongFu Microelectronics Co. Ltd., Class A	167,000	432,814
	Tongkun Group Co. Ltd., Class A	157,809	294,472
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,010,500	480,808
	Tongwei Co. Ltd., Class A	209,300	1,206,651
*	Topchoice Medical Corp., Class A	13,300	229,493
Ω	Topsports International Holdings Ltd.	796,000	709,585
	Transfar Zhilian Co. Ltd., Class A	287,626	229,427
	TravelSky Technology Ltd., Class H	183,000	365,291
	Trina Solar Co. Ltd., Class A	45,346	322,737
*	Trip.com Group Ltd., ADR	329,607	11,704,345
*	Trip.com Group Ltd.	99,700	3,544,826
	TRS Information Technology Corp. Ltd., Class A	32,200	108,041
	Tsingtao Brewery Co. Ltd., Class H	370,000	3,961,080
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	37,799	579,587
	Unisplendour Corp. Ltd., Class A	98,960	424,366
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	110,389	224,784
	Valiant Co. Ltd., Class A	56,000	148,306
*	Vipshop Holdings Ltd., ADR	534,579	8,392,890
	Walvax Biotechnology Co. Ltd., Class A	27,700	127,836
	Wanhua Chemical Group Co. Ltd., Class A	203,200	2,708,957
	Want Want China Holdings Ltd.	6,370,000	4,062,501
	Wanxiang Qianchao Co. Ltd., Class A	189,000	139,093
	Weichai Power Co. Ltd., Class H	2,550,800	3,770,441
	Weifu High-Technology Group Co. Ltd., Class A	52,714	127,323
	Weihai Guangwei Composites Co. Ltd., Class A	20,829	156,855
	Wens Foodstuffs Group Co. Ltd., Class A	164,980	471,609
	Western Securities Co. Ltd., Class A	471,900	456,900
	Western Superconducting Technologies Co. Ltd., Class A	20,923	235,784
	Wharf Holdings Ltd.	995,000	2,275,176
	Will Semiconductor Co. Ltd., Class A	41,921	554,298
	Wingtech Technology Co. Ltd., Class A	47,900	364,877
	Winner Medical Co. Ltd., Class A	5,100	44,758
	Winning Health Technology Group Co. Ltd., Class A	166,200	270,894
	Wolong Electric Group Co. Ltd., Class A	143,200	254,031
	Wuchan Zhongda Group Co. Ltd., Class A	615,250	484,912
	Wuhan DR Laser Technology Corp. Ltd., Class A	4,760	67,200
	Wuhan Guide Infrared Co. Ltd., Class A	106,841	170,524
	Wuhu Token Science Co. Ltd., Class A	200,630	178,255
	Wuliangye Yibin Co. Ltd., Class A	174,006	4,251,296
	WUS Printed Circuit Kunshan Co. Ltd., Class A	159,200	504,755
Ω	WuXi AppTec Co. Ltd., Class H	162,260	1,427,065
* Ω	Wuxi Biologics Cayman, Inc.	1,311,500	7,820,260
	XCMG Construction Machinery Co. Ltd., Class A	472,203	467,994
	Xiamen C &D, Inc., Class A	153,900	269,864
	Xiamen Faratronic Co. Ltd., Class A	12,100	233,138
	Xiamen ITG Group Corp. Ltd., Class A	163,430	215,200
	Xiamen Tungsten Co. Ltd., Class A	107,480	303,930

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xiamen Xiangyu Co. Ltd., Class A	213,900	$329,654
	Xi’an Triangle Defense Co. Ltd., Class A	36,484	189,007
	Xiangcai Co. Ltd., Class A	98,400	119,635
	Xianhe Co. Ltd., Class A	39,900	139,907
* Ω	Xiaomi Corp., Class B	11,267,400	15,992,987
	Xinfengming Group Co. Ltd., Class A	153,500	228,502
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	611,759	501,677
	Xinjiang Tianshan Cement Co. Ltd., Class A	90,800	109,954
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	216,200	204,364
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	244,900	161,041
	Xinyi Solar Holdings Ltd.	5,015,103	5,391,720
# *	XPeng, Inc., Class A	634,100	3,027,792
	Xuji Electric Co. Ltd., Class A	90,600	295,113
Ω	Yadea Group Holdings Ltd.	994,000	2,324,000
	Yangling Metron New Material, Inc., Class A	27,640	182,264
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	52,200	335,723
	Yankuang Energy Group Co. Ltd., Class H	1,768,000	6,065,255
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	8,400	37,631
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	68,955	270,651
	Yealink Network Technology Corp. Ltd., Class A	41,840	398,784
	Yifeng Pharmacy Chain Co. Ltd., Class A	36,334	261,761
	Yintai Gold Co. Ltd., Class A	195,817	364,160
	Yixintang Pharmaceutical Group Co. Ltd., Class A	44,500	185,594
	YongXing Special Materials Technology Co. Ltd., Class A	42,770	395,257
	Yonyou Network Technology Co. Ltd., Class A	83,500	261,088
	Youngor Group Co. Ltd., Class A	340,604	337,532
*	Youngy Co. Ltd., Class A	13,700	139,921
	YTO Express Group Co. Ltd., Class A	174,400	436,126
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	80,100	176,354
	Yum China Holdings, Inc.	268,973	16,455,768
	Yunda Holding Co. Ltd., Class A	239,790	420,800
	Yunnan Aluminium Co. Ltd., Class A	373,200	768,724
	Yunnan Baiyao Group Co. Ltd., Class A	54,740	460,025
	Yunnan Copper Co. Ltd., Class A	308,200	561,849
	Yunnan Energy New Material Co. Ltd., Class A	30,462	458,699
	Yunnan Tin Co. Ltd., Class A	202,000	451,238
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	25,050	985,021
	Zhefu Holding Group Co. Ltd., Class A	607,423	335,233
*	Zhejiang Century Huatong Group Co. Ltd., Class A	458,400	454,370
	Zhejiang Cfmoto Power Co. Ltd., Class A	5,600	110,161
	Zhejiang China Commodities City Group Co. Ltd., Class A	325,179	455,260
	Zhejiang Chint Electrics Co. Ltd., Class A	136,021	512,874
	Zhejiang Crystal-Optech Co. Ltd., Class A	92,800	155,951
	Zhejiang Dahua Technology Co. Ltd., Class A	109,713	372,283
	Zhejiang Dingli Machinery Co. Ltd., Class A	23,170	171,124
	Zhejiang Hailiang Co. Ltd., Class A	143,800	253,077
	Zhejiang HangKe Technology, Inc.Co., Class A	17,887	128,806
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	135,440	383,171
	Zhejiang Huayou Cobalt Co. Ltd., Class A	64,211	483,759
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	54,000	534,906
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	80,500	185,471
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	29,300	135,752
	Zhejiang Juhua Co. Ltd., Class A	164,000	359,326
	Zhejiang Longsheng Group Co. Ltd., Class A	316,700	438,570
*	Zhejiang Narada Power Source Co. Ltd., Class A	56,700	164,818
	Zhejiang NHU Co. Ltd., Class A	264,988	653,781
	Zhejiang Supor Co. Ltd., Class A	47,603	354,187
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	112,003	296,075
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	62,534	199,808

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	29,000	$194,024
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	19,894	35,993
	Zhejiang Yongtai Technology Co. Ltd., Class A	60,300	148,880
	Zheshang Securities Co. Ltd., Class A	270,063	400,054
	Zhongji Innolight Co. Ltd., Class A	55,527	722,513
	Zhongjin Gold Corp. Ltd., Class A	428,700	738,676
	Zhongsheng Group Holdings Ltd.	1,088,500	4,649,543
	Zhuzhou CRRC Times Electric Co. Ltd.	588,600	2,375,587
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	42,700	254,162
	Zhuzhou Kibing Group Co. Ltd., Class A	272,501	405,320
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	379,560	390,068
	Zijin Mining Group Co. Ltd., Class H	5,099,000	8,632,891
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,859,600	1,015,052
	ZTE Corp., Class H	706,085	2,274,147
	ZTO Express Cayman, Inc., ADR	285,625	7,906,100
	ZTO Express Cayman, Inc.	10,600	291,845

TOTAL CHINA			1,251,589,622

COLOMBIA — (0.1%)
	BAC Holding International Corp.	1,290,635	62,362
	Banco de Bogota SA	22,543	164,106
	Bancolombia SA, Sponsored ADR	46,930	1,149,785
	Bancolombia SA	108,694	832,904
	Ecopetrol SA	2,140,333	1,042,376
	Grupo Argos SA	298,400	562,120
	Grupo Energia Bogota SA ESP	512,079	196,199
	Interconexion Electrica SA ESP	161,557	625,870

TOTAL COLOMBIA			4,635,722

CZECH REPUBLIC — (0.2%)
#	CEZ AS	106,811	5,734,265
	Komercni Banka AS	71,546	2,310,123
Ω	Moneta Money Bank AS	450,001	1,649,980

TOTAL CZECH REPUBLIC			9,694,368

EGYPT — (0.0%)
	Commercial International Bank Egypt SAE,GDR	1,319,169	1,598,544

GREECE — (0.4%)
*	Alpha Services & Holdings SA	1,682,552	2,109,305
*	Eurobank Ergasias Services & Holdings SA, Class A	1,373,666	1,942,267
* ††	FF Group.	12,618	0
	Hellenic Energy Holdings SA	90,051	715,032
	Hellenic Telecommunications Organization SA	136,397	1,992,990
	JUMBO SA	96,587	2,225,315
	Motor Oil Hellas Corinth Refineries SA	91,962	2,191,782
	Mytilineos SA	67,692	1,963,934
*	National Bank of Greece SA	286,179	1,497,619
	OPAP SA	113,020	1,927,297
*	Piraeus Financial Holdings SA	358,559	848,219
*	Public Power Corp. SA	76,994	664,426
	Terna Energy SA	61,572	1,364,929

TOTAL GREECE			19,443,115

HONG KONG — (0.0%)
* ††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	0

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
HUNGARY — (0.3%)
	MOL Hungarian Oil & Gas PLC	832,401	$6,750,155
	OTP Bank Nyrt	99,554	3,033,700
	Richter Gedeon Nyrt	90,600	2,188,217

TOTAL HUNGARY			11,972,072

INDIA — (15.3%)
	Aarti Industries Ltd.	231,928	1,595,565
*	Aarti Pharmalabs Ltd.	57,982	259,989
	ABB India Ltd.	42,105	1,760,371
	ACC Ltd.	72,319	1,563,053
	Adani Enterprises Ltd.	51,782	1,222,341
*	Adani Green Energy Ltd.	89,876	1,050,295
	Adani Ports & Special Economic Zone Ltd.	377,815	3,157,031
*	Adani Power Ltd.	716,345	1,975,662
	Adani Total Gas Ltd.	76,045	879,495
*	Adani Transmission Ltd.	132,275	1,671,552
*	Aditya Birla Capital Ltd.	568,134	1,165,931
	Alkem Laboratories Ltd.	17,972	774,634
	Ambuja Cements Ltd.	409,686	1,994,717
	APL Apollo Tubes Ltd.	45,360	663,836
	Apollo Hospitals Enterprise Ltd.	77,348	4,287,582
	Ashok Leyland Ltd.	1,078,208	1,925,287
	Asian Paints Ltd.	220,693	7,831,507
	Astral Ltd.	135,420	2,407,503
Ω	AU Small Finance Bank Ltd.	166,635	1,356,540
	Aurobindo Pharma Ltd.	292,903	2,207,028
* Ω	Avenue Supermarts Ltd.	53,575	2,308,832
	Axis Bank Ltd.	1,326,166	13,998,877
	Bajaj Auto Ltd.	64,343	3,474,981
	Bajaj Finance Ltd.	131,798	10,138,401
	Bajaj Finserv Ltd.	159,010	2,644,065
	Bajaj Holdings & Investment Ltd.	39,468	3,332,058
	Balkrishna Industries Ltd.	110,491	2,816,108
* Ω	Bandhan Bank Ltd.	603,569	1,697,445
	Bank of Baroda	970,898	2,245,915
	Bank of India	261,403	269,497
	Berger Paints India Ltd.	194,217	1,452,386
	Bharat Electronics Ltd.	4,884,542	6,177,131
	Bharat Forge Ltd.	271,888	2,664,040
	Bharat Petroleum Corp. Ltd.	434,684	1,895,666
	Bharti Airtel Ltd.	1,469,776	14,380,942
	Biocon Ltd.	396,886	1,127,781
	Bosch Ltd.	4,746	1,126,388
	Britannia Industries Ltd.	54,714	3,037,301
	Canara Bank	364,746	1,419,010
	CG Power & Industrial Solutions Ltd.	426,835	1,610,786
	Cholamandalam Investment & Finance Co. Ltd.	510,483	5,474,294
	Cipla Ltd.	490,971	5,467,722
	Coal India Ltd.	649,232	1,854,874
	Colgate-Palmolive India Ltd.	122,914	2,392,424
	Container Corp. of India Ltd.	293,158	2,194,833
	Coromandel International Ltd.	60,562	700,663
	Cummins India Ltd.	81,546	1,573,068
	Dabur India Ltd.	338,762	2,211,471
	Dalmia Bharat Ltd.	51,855	1,271,242
	Deepak Nitrite Ltd.	86,786	2,003,620
	Divi’s Laboratories Ltd.	72,911	2,918,214
	DLF Ltd.	478,113	2,492,389
	Dr Reddy’s Laboratories Ltd., ADR	102,286	6,184,212

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Dr Reddy’s Laboratories Ltd.	33,811	$2,030,675
	Eicher Motors Ltd.	86,505	3,499,670
	Federal Bank Ltd.	142,671	236,248
	GAIL India Ltd.	2,768,010	3,636,689
	GAIL India Ltd., GDR	153,552	1,219,063
	GlaxoSmithKline Pharmaceuticals Ltd.	32,553	494,275
*	Godrej Consumer Products Ltd.	229,531	2,558,473
*	Godrej Properties Ltd.	90,173	1,456,617
	Grasim Industries Ltd.	235,894	4,965,016
	Gujarat Fluorochemicals Ltd.	13,111	545,212
	Gujarat Gas Ltd.	139,066	797,444
	Havells India Ltd.	137,674	2,073,697
	HCL Technologies Ltd.	649,423	8,481,804
Ω	HDFC Asset Management Co. Ltd.	57,914	1,254,480
	HDFC Bank Ltd.	1,437,186	29,706,188
Ω	HDFC Life Insurance Co. Ltd.	302,310	1,965,194
	Hero MotoCorp Ltd.	154,403	4,844,556
	Hindalco Industries Ltd.	2,190,616	11,737,454
	Hindustan Aeronautics Ltd.	73,506	2,630,355
	Hindustan Petroleum Corp. Ltd.	547,972	1,682,260
	Hindustan Unilever Ltd.	440,646	13,267,083
	Honeywell Automation India Ltd.	1,476	642,872
	Housing Development Finance Corp. Ltd.	698,934	23,765,926
	ICICI Bank Ltd., Sponsored ADR	649,989	14,787,238
	ICICI Bank Ltd.	1,390,129	15,710,363
Ω	ICICI Lombard General Insurance Co. Ltd.	157,840	2,085,952
Ω	ICICI Prudential Life Insurance Co. Ltd.	181,663	965,800
*	IDFC First Bank Ltd.	3,037,968	2,313,981
	Indian Bank	120,097	474,650
	Indian Hotels Co. Ltd.	484,337	2,013,925
	Indian Oil Corp. Ltd.	1,227,595	1,222,641
*	Indian Overseas Bank	1,569,149	497,046
	Indian Railway Catering & Tourism Corp. Ltd.	293,699	2,227,137
Ω	Indian Railway Finance Corp. Ltd.	1,263,052	491,349
	Indraprastha Gas Ltd.	248,390	1,504,669
	Indus Towers Ltd.	1,085,308	2,059,578
	IndusInd Bank Ltd.	317,938	4,503,039
	Info Edge India Ltd.	53,431	2,474,155
	Infosys Ltd., Sponsored ADR	429,715	6,677,771
	Infosys Ltd.	1,779,532	27,461,060
* Ω	InterGlobe Aviation Ltd.	44,288	1,097,925
	Ipca Laboratories Ltd.	58,404	506,886
	ITC Ltd.	1,903,270	9,940,260
	Jindal Steel & Power Ltd.	801,679	5,727,959
	JSW Energy Ltd.	377,303	1,200,721
	JSW Steel Ltd.	1,033,707	9,213,903
	Jubilant Foodworks Ltd.	480,298	2,635,280
	Kansai Nerolac Paints Ltd.	90,802	422,408
	Kotak Mahindra Bank Ltd.	409,889	9,729,949
Ω	L&T Technology Services Ltd.	25,917	1,207,918
	Larsen & Toubro Ltd.	411,559	11,909,908
	Linde India Ltd.	3,525	172,881
Ω	LTIMindtree Ltd.	52,873	2,868,356
	Lupin Ltd.	226,834	1,964,517
	Mahindra & Mahindra Financial Services Ltd.	242,496	771,553
	Mahindra & Mahindra Ltd.	905,189	13,599,181
	Marico Ltd.	535,354	3,264,065
	Maruti Suzuki India Ltd.	41,842	4,415,284
*	Max Financial Services Ltd.	54,912	428,425

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Max Healthcare Institute Ltd.	291,073	$1,625,638
	Motherson Sumi Wiring India Ltd.	1,855,705	1,224,356
	Mphasis Ltd.	110,209	2,464,831
	MRF Ltd.	2,139	2,329,013
	Muthoot Finance Ltd.	242,710	3,027,180
	Nestle India Ltd.	20,232	5,386,955
	NHPC Ltd.	1,327,907	718,521
	NMDC Ltd.	1,251,805	1,668,247
* ††	NMDC Steel Ltd.	1,251,805	565,969
	NTPC Ltd.	1,541,570	3,251,436
	Oberoi Realty Ltd.	101,713	1,137,707
	Oil & Natural Gas Corp. Ltd.	877,424	1,708,506
	One 97 Communications Ltd.	11,484	91,656
	Oracle Financial Services Software Ltd.	32,810	1,437,644
	Page Industries Ltd.	7,482	3,696,241
	Persistent Systems Ltd.	53,578	3,114,565
	Petronet LNG Ltd.	1,564,099	4,539,990
	PI Industries Ltd.	68,216	2,822,956
	Pidilite Industries Ltd.	83,120	2,460,024
*	Piramal Pharma Ltd.	470,376	406,431
	Polycab India Ltd.	32,740	1,282,791
	Power Finance Corp. Ltd.	2,196,312	4,579,436
	Power Grid Corp. of India Ltd.	1,428,971	4,139,408
	Procter & Gamble Hygiene & Health Care Ltd.	10,172	1,742,158
	Punjab National Bank	1,966,565	1,262,768
	REC Ltd.	1,685,443	2,733,077
	Reliance Industries Ltd.	1,374,995	40,823,304
	Samvardhana Motherson International Ltd.	2,006,116	1,810,626
	SBI Cards & Payment Services Ltd.	121,458	1,147,636
Ω	SBI Life Insurance Co. Ltd.	140,554	1,963,569
	Schaeffler India Ltd.	22,265	758,778
	Shree Cement Ltd.	5,296	1,564,288
	Shriram Finance Ltd.	254,074	4,152,999
	Siemens Ltd.	25,712	1,089,106
	Solar Industries India Ltd.	16,323	763,584
	SRF Ltd.	145,407	4,521,146
	State Bank of India	933,814	6,606,195
	State Bank of India, GDR	3,115	219,296
	Steel Authority of India Ltd.	2,006,703	2,036,723
	Sun Pharmaceutical Industries Ltd.	438,723	5,300,412
	Sundaram Finance Holdings Ltd.	40,687	42,216
	Sundaram Finance Ltd.	964	27,914
	Supreme Industries Ltd.	25,770	856,397
	Tata Chemicals Ltd.	90,622	1,057,944
	Tata Communications Ltd.	108,655	1,691,190
	Tata Consultancy Services Ltd.	551,248	21,765,739
	Tata Consumer Products Ltd.	452,579	4,223,590
	Tata Elxsi Ltd.	32,921	2,680,459
*	Tata Motors Ltd.	1,872,878	11,162,912
	Tata Power Co. Ltd.	876,822	2,169,011
	Tata Steel Ltd.	11,675,250	15,485,845
	Tech Mahindra Ltd.	610,317	7,668,476
	Thermax Ltd.	1,412	39,617
	Titan Co. Ltd.	181,344	5,864,627
	Torrent Pharmaceuticals Ltd.	137,581	2,775,954
	Trent Ltd.	124,912	2,089,674
	Tube Investments of India Ltd.	67,707	2,144,634
	TVS Motor Co. Ltd.	213,326	2,979,093
	UltraTech Cement Ltd.	59,834	5,527,201

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Union Bank of India Ltd.	739,695	$688,639
	United Breweries Ltd.	45,973	831,521
*	United Spirits Ltd.	259,011	2,466,543
	UNO Minda Ltd.	96,341	614,121
	UPL Ltd.	1,035,734	9,386,066
	Varun Beverages Ltd.	187,056	3,307,995
	Vedanta Ltd.	1,321,724	4,531,608
	Voltas Ltd.	162,390	1,589,043
	Wipro Ltd.	823,282	3,895,296
	Zydus Lifesciences Ltd.	310,331	1,978,708

TOTAL INDIA			698,062,738

INDONESIA — (2.1%)
	Adaro Energy Indonesia Tbk PT	26,638,800	5,702,409
*	Allo Bank Indonesia Tbk PT	285,800	24,965
	Aneka Tambang Tbk PT	6,383,200	918,253
	Astra International Tbk PT	16,277,210	7,508,170
	Bank Central Asia Tbk PT	24,391,800	15,094,889
*	Bank Jago Tbk PT	251,500	35,689
	Bank Mandiri Persero Tbk PT	20,972,668	7,413,833
	Bank Negara Indonesia Persero Tbk PT	5,902,722	3,803,999
	Bank Pan Indonesia Tbk PT	558,900	42,115
	Bank Rakyat Indonesia Persero Tbk PT	31,428,776	10,952,273
	Bank Syariah Indonesia Tbk PT	8,391,623	991,188
	Barito Pacific Tbk PT	14,022,256	799,617
	Bukit Asam Tbk PT	7,759,200	2,194,491
*	Bumi Resources Tbk PT	47,826,200	395,299
*	Capital Financial Indonesia Tbk PT	4,941,700	227,377
	Charoen Pokphand Indonesia Tbk PT	5,178,400	1,621,229
	Elang Mahkota Teknologi Tbk PT	10,303,900	497,420
	Gudang Garam Tbk PT	458,300	889,260
	Indah Kiat Pulp & Paper Tbk PT	3,417,500	1,815,970
	Indo Tambangraya Megah Tbk PT	733,000	1,667,580
	Indocement Tunggal Prakarsa Tbk PT	1,530,800	1,133,717
	Indofood CBP Sukses Makmur Tbk PT	1,193,300	861,604
	Indofood Sukses Makmur Tbk PT	5,902,700	2,598,205
	Indosat Tbk PT	968,600	462,908
	Kalbe Farma Tbk PT	12,576,600	1,820,887
	Mayora Indah Tbk PT	2,611,225	463,231
*	Merdeka Copper Gold Tbk PT	3,606,495	972,883
	Mitra Keluarga Karyasehat Tbk PT	4,585,000	903,677
*	MNC Digital Entertainment Tbk PT	383,000	105,306
	Perusahaan Gas Negara Tbk PT	9,214,200	901,364
	Sarana Menara Nusantara Tbk PT	22,264,500	1,559,242
	Semen Indonesia Persero Tbk PT	4,306,129	1,751,410
	Sinar Mas Agro Resources & Technology Tbk PT	990,800	364,798
	Sumber Alfaria Trijaya Tbk PT	10,728,700	2,121,409
	Telkom Indonesia Persero Tbk PT	22,978,700	6,655,749
	Tower Bersama Infrastructure Tbk PT	5,349,200	752,311
	Transcoal Pacific Tbk PT	1,072,800	561,332
	Unilever Indonesia Tbk PT	4,594,500	1,379,999
	United Tractors Tbk PT	3,132,496	6,183,782
*	Vale Indonesia Tbk PT	2,498,500	1,194,193
	XL Axiata Tbk PT	8,075,839	966,602

TOTAL INDONESIA			96,310,635

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
KUWAIT — (0.2%)
	Agility Public Warehousing Co. KSC	439,383	$883,211
	Al Ahli Bank of Kuwait KSCP	10,211	10,829
	Boubyan Bank KSCP	327,730	720,803
	Gulf Bank KSCP	37,873	34,728
	Kuwait Finance House KSCP	1,956,968	4,751,131
	Kuwait Telecommunications Co.	160,831	310,169
	Mabanee Co. KPSC	121,487	301,289
	Mobile Telecommunications Co. KSCP	62,728	116,470
	National Bank of Kuwait SAKP	745,987	2,441,589
	Warba Bank KSCP	259,437	193,022

TOTAL KUWAIT			9,763,241

MALAYSIA — (1.6%)
	Alliance Bank Malaysia Bhd	754,000	563,514
	AMMB Holdings Bhd	2,079,659	1,686,558
	Axiata Group Bhd	1,981,532	1,331,410
	Batu Kawan Bhd	120,100	586,866
#	BIMB Holdings Bhd	844,655	380,668
	Bursa Malaysia Bhd	349,100	491,761
#	Carlsberg Brewery Malaysia Bhd, Class B	142,900	677,800
#	CELCOMDIGI BHD	1,985,320	1,960,750
	CIMB Group Holdings Bhd	3,048,470	3,463,432
	D&O Green Technologies Bhd	534,500	494,457
	Dialog Group Bhd	2,206,018	1,135,735
	FGV Holdings Bhd	168,700	56,770
	Fraser & Neave Holdings Bhd	137,200	816,992
	Gamuda Bhd	2,104,704	1,960,551
	Genting Bhd	1,808,100	1,909,761
	Genting Malaysia Bhd	2,150,900	1,310,012
	Genting Plantations Bhd	294,500	396,335
*	Greatech Technology Bhd	154,400	166,744
#	HAP Seng Consolidated Bhd	696,400	772,277
#	Hartalega Holdings Bhd.	2,543,900	1,075,112
	Heineken Malaysia Bhd	143,700	906,988
#	Hong Leong Bank Bhd	259,166	1,171,253
	Hong Leong Financial Group Bhd	254,683	1,035,365
#	IHH Healthcare Bhd	744,900	958,586
#	IJM Corp. Bhd	1,900,700	666,199
#	Inari Amertron Bhd	2,740,900	1,422,936
#	IOI Corp. Bhd	1,534,905	1,318,403
	IOI Properties Group Bhd	1,450,429	377,785
	Kuala Lumpur Kepong Bhd	392,146	1,894,091
	Malayan Banking Bhd	2,464,719	4,789,639
	Malaysia Airports Holdings Bhd	574,941	909,956
	Malaysian Pacific Industries Bhd	81,000	518,116
#	Maxis Bhd	1,355,100	1,338,656
	MISC Bhd	629,598	1,031,776
Ω	MR DIY Group M Bhd	1,080,650	383,698
#	My EG Services Bhd	5,751,538	1,022,528
	Nestle Malaysia Bhd	43,200	1,312,813
#	Petronas Chemicals Group Bhd	1,318,100	2,097,556
#	Petronas Dagangan Bhd	172,900	878,613
	Petronas Gas Bhd	360,800	1,367,549
#	PMB Technology Bhd	8,800	8,212
	PPB Group Bhd	495,880	1,807,925
	Press Metal Aluminium Holdings Bhd	1,958,700	2,269,699
	Public Bank Bhd	8,022,870	7,005,963
	QL Resources Bhd	765,685	970,208
	RHB Bank Bhd	1,681,678	2,068,576
	Scientex Bhd	251,200	192,281

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Sime Darby Bhd	4,048,561	$1,972,708
	Sime Darby Plantation Bhd	1,349,221	1,298,604
	Sunway Bhd	2,164,182	762,791
	Telekom Malaysia Bhd	517,329	576,371
#	Tenaga Nasional Bhd	985,950	1,969,272
	TIME dotCom Bhd	1,203,100	1,482,141
# *	Top Glove Corp. Bhd	5,149,500	1,135,591
	United Plantations Bhd	124,500	462,342
	ViTrox Corp. Bhd	263,100	472,878
	Westports Holdings Bhd	745,700	591,469
#	Yinson Holdings Bhd	1,557,840	915,986
	YTL Corp. Bhd	6,697,612	993,041
	YTL Power International Bhd	954,500	235,999

TOTAL MALAYSIA			73,832,068

MEXICO — (2.6%)
	Alfa SAB de CV, Class A	3,644,269	2,326,884
	America Movil SAB de CV, Class B	16,121,214	17,385,931
	Arca Continental SAB de CV	344,314	3,289,075
	Becle SAB de CV	306,550	709,620
*	Cemex SAB de CV	11,931,285	7,173,569
*	Cemex SAB de CV, Sponsored ADR.	66,225	397,350
	Coca-Cola Femsa SAB de CV	352,760	2,921,829
	El Puerto de Liverpool SAB de CV, Class C1	158,233	972,306
	Fomento Economico Mexicano SAB de CV	748,304	7,278,479
	Gruma SAB de CV, Class B	237,076	3,722,909
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	9,878	1,754,036
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	239,840	4,264,549
	Grupo Aeroportuario del Sureste SAB de CV, ADR	11,567	3,311,863
	Grupo Aeroportuario del Sureste SAB de CV, Class B	2,990	85,656
	Grupo Bimbo SAB de CV, Class A	745,854	4,003,165
	Grupo Carso SAB de CV	406,705	2,308,647
	Grupo Comercial Chedraui SA de CV	14,937	88,312
#	Grupo Elektra SAB de CV	35,720	2,290,554
	Grupo Financiero Banorte SAB de CV, Class O	2,024,988	17,549,633
# *	Grupo Financiero Inbursa SAB de CV, Class O	1,954,340	4,776,201
	Grupo Mexico SAB de CV, Class B	2,030,191	9,928,791
*	Industrias Penoles SAB de CV	160,966	2,488,865
	Kimberly-Clark de Mexico SAB de CV, Class A	1,548,097	3,499,244
	Orbia Advance Corp. SAB de CV	2,067,520	4,760,718
*	Organizacion Soriana SAB de CV, Class B	360,339	623,897
# *	Sitios Latinoamerica SAB de CV	873,129	354,020
	Wal-Mart de Mexico SAB de CV	2,505,757	10,099,959

TOTAL MEXICO			118,366,062

PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	16,712	90,246
#	Cia de Minas Buenaventura SAA, ADR	53,274	376,647
	Credicorp Ltd.	34,826	4,718,227

TOTAL PERU			5,185,120

PHILIPPINES — (0.8%)
	Aboitiz Equity Ventures, Inc.	786,220	778,471
	Aboitiz Power Corp.	1,226,700	843,536
	ACEN Corp.	4,416,306	480,770
	Ayala Corp.	111,872	1,295,752
	Ayala Land, Inc.	2,940,018	1,420,914
	Bank of the Philippine Islands	1,589,502	3,091,721

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	BDO Unibank, Inc.	1,864,754	$4,860,564
	DMCI Holdings, Inc.	1,680,900	298,234
	Emperador, Inc.	1,290,100	486,827
* ††	Fwbc Holdings, Inc.	2,006,957	0
	Globe Telecom, Inc.	28,287	870,384
	International Container Terminal Services, Inc.	610,640	2,394,737
	JG Summit Holdings, Inc.	2,389,619	2,193,637
	Jollibee Foods Corp.	294,860	1,199,097
	Manila Electric Co.	109,980	674,592
	Metropolitan Bank & Trust Co.	2,836,738	3,005,007
Ω	Monde Nissin Corp.	382,600	64,688
	PLDT, Inc., Sponsored ADR	2,502	54,068
	PLDT, Inc.	86,285	1,877,625
	San Miguel Corp.	1,213,110	2,326,690
	San Miguel Food & Beverage, Inc.	85,800	73,084
	Semirara Mining & Power Corp.	481,300	235,130
	SM Investments Corp.	102,383	1,659,056
	SM Prime Holdings, Inc.	4,214,410	2,588,854
	Union Bank of the Philippines	83,737	125,408
	Universal Robina Corp.	573,030	1,524,923
	Wilcon Depot, Inc.	297,500	155,677

TOTAL PHILIPPINES			34,579,446

POLAND — (0.9%)
* Ω	Allegro.eu SA	105,206	829,258
	Asseco Poland SA	50,242	1,019,361
	Bank Handlowy w Warszawie SA	22,758	491,594
*	Bank Millennium SA	172,491	204,715
	Bank Polska Kasa Opieki SA	110,293	2,551,858
	Budimex SA	8,370	737,648
#	CD Projekt SA	56,327	1,536,972
	Cyfrowy Polsat SA	309,470	1,297,851
* Ω	Dino Polska SA	30,321	3,092,234
	ING Bank Slaski SA	23,288	885,774
	Inter Cars SA	1,409	174,419
# *	Jastrzebska Spolka Weglowa SA	95,696	990,410
	KGHM Polska Miedz SA	94,182	2,709,198
	KRUK SA	9,417	850,169
	LPP SA	737	2,124,542
*	mBank SA	18,110	1,515,949
	Orange Polska SA	653,211	1,138,079
*	Pepco Group NV	96,923	929,440
*	PGE Polska Grupa Energetyczna SA	642,822	1,064,865
	Polski Koncern Naftowy Orlen SA	537,177	8,195,343
	Powszechna Kasa Oszczednosci Bank Polski SA	419,222	3,241,446
	Powszechny Zaklad Ubezpieczen SA	358,952	3,306,985
	Santander Bank Polska SA	18,162	1,477,227

TOTAL POLAND			40,365,337

QATAR — (0.8%)
	Barwa Real Estate Co.	242,593	167,524
	Commercial Bank PSQC	1,246,337	2,021,090
	Industries Qatar QSC	687,805	2,423,574
	Masraf Al Rayan QSC	4,010,504	2,830,344
	Mesaieed Petrochemical Holding Co.	3,448,812	1,886,891
	Ooredoo QPSC	1,353,316	3,682,766
	Qatar Electricity & Water Co. QSC	382,308	1,757,596
	Qatar Fuel QSC	385,631	1,760,337

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Qatar Gas Transport Co. Ltd.	3,740,749	$4,080,532
	Qatar International Islamic Bank QSC	621,126	1,698,100
	Qatar Islamic Bank SAQ	785,263	3,881,023
	Qatar National Bank QPSC	2,678,365	11,341,126
	Qatar Navigation QSC	66,801	166,323

TOTAL QATAR			37,697,226

RUSSIA — (0.0%)
* ††	Gazprom PJSC,Sponsored ADR	1,293,312	0
* ††	Lukoil PJSC, Sponsored ADR	128,002	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	172,148	0
* ††	MMC Norilsk Nickel PJSC,ADR	205,087	0
* ††	Mobile TeleSystems PJSC, ADR	294,338	0
* ††	Novatek PJSC,GDR	15,415	0
* ††	Novolipetsk Steel PJSC,GDR	60,064	0
* ††	PhosAgro PJSC	582	0
* ††	PhosAgro PJSC,GDR	90,265	0
* ††	Polyus PJSC,GDR	20,177	0
* ††	Rosneft Oil Co. PJSC,GDR	275,526	0
* ††	Rostelecom PJSC,Sponsored ADR	88,099	0
* ††	RusHydro PJSC,ADR	808,023	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	948,237	0
* ††	Severstal PAO,GDR	67,875	0
* ††	Tatneft PJSC,Sponsored ADR	122,269	0
* ††	VTB Bank PJSC,GDR	1,705,908	0
* ††	X5 Retail Group NV, GDR	81,764	0

SAUDI ARABIA — (4.0%)
	Abdullah Al Othaim Markets Co.	35,857	1,374,719
	ACWA Power Co.	17,045	717,027
	Advanced Petrochemical Co.	93,670	1,196,181
	Al Rajhi Bank	1,034,714	21,356,441
	Alinma Bank	765,866	6,520,020
	Almarai Co. JSC	156,279	2,465,350
	Arab National Bank	592,449	4,344,216
	Arabian Centres Co. Ltd.	74,422	431,788
	Arabian Internet & Communications Services Co.	21,153	1,583,418
*	Bank AlBilad	366,427	4,084,042
	Bank Al-Jazira	473,561	2,477,911
	Banque Saudi Fransi	491,263	5,097,430
	Bupa Arabia for Cooperative Insurance Co.	58,283	2,749,130
*	Dar Al Arkan Real Estate Development Co.	584,678	2,523,905
	Dr Sulaiman Al Habib Medical Services Group Co.	40,198	3,087,844
	Etihad Etisalat Co.	825,705	10,183,802
	Jarir Marketing Co.	72,474	3,161,565
*	Mobile Telecommunications Co. Saudi Arabia	664,405	2,660,949
	Mouwasat Medical Services Co.	52,804	3,489,857
*	Rabigh Refining & Petrochemical Co.	502,213	1,497,034
	Riyad Bank	967,941	7,806,838
	SABIC Agri-Nutrients Co.	163,069	5,863,167
	Sahara International Petrochemical Co.	631,355	6,583,101
*	Saudi Arabian Mining Co.	512,286	9,583,224
Ω	Saudi Arabian Oil Co.	1,243,159	11,982,882
	Saudi Basic Industries Corp.	442,004	10,936,355
	Saudi British Bank	718,043	6,971,281
	Saudi Electricity Co.	366,509	2,376,027
	Saudi Industrial Investment Group	411,617	2,807,065
	Saudi Investment Bank	428,901	1,882,367
*	Saudi Kayan Petrochemical Co.	1,067,829	3,625,035

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi National Bank	901,579	$11,832,915
*	Saudi Research & Media Group	42,250	2,375,784
	Saudi Telecom Co.	976,121	11,748,566
	Savola Group	272,508	2,321,217
	Yanbu National Petrochemical Co.	267,708	3,214,077

TOTAL SAUDI ARABIA			182,912,530

SOUTH AFRICA — (3.6%)
	Absa Group Ltd.	778,123	7,569,400
	African Rainbow Minerals Ltd.	156,029	1,960,096
	Anglo American Platinum Ltd.	30,706	1,820,512
#	AngloGold Ashanti Ltd., Sponsored ADR	273,710	7,275,212
	Aspen Pharmacare Holdings Ltd.	422,830	4,232,028
	Bid Corp. Ltd.	229,014	5,217,427
	Bidvest Group Ltd.	372,608	5,104,069
	Capitec Bank Holdings Ltd.	41,839	3,647,061
	Clicks Group Ltd.	277,963	4,058,601
*	Discovery Ltd.	488,952	3,846,168
	Exxaro Resources Ltd.	326,361	3,429,180
	FirstRand Ltd.	3,071,173	10,823,648
	Gold Fields Ltd., Sponsored ADR	717,812	11,169,155
	Impala Platinum Holdings Ltd.	976,444	9,506,462
	Investec Ltd.	275,500	1,514,935
	Kumba Iron Ore Ltd.	44,362	1,078,737
	Mr Price Group Ltd.	256,073	2,106,779
	MTN Group Ltd.	1,292,967	9,081,549
	MultiChoice Group	521,156	3,260,450
	Naspers Ltd., Class N	56,057	9,992,813
	Nedbank Group Ltd.	603,296	6,969,717
	NEPI Rockcastle NV	413,564	2,496,447
	Ninety One Ltd.	225,714	510,476
*	Northam Platinum Holdings Ltd.	303,245	2,969,153
	Old Mutual Ltd.	6,452,294	4,104,317
Ω	Pepkor Holdings Ltd.	1,868,475	1,732,039
	Sanlam Ltd.	1,479,776	4,567,812
	Sasol Ltd.	81,111	1,056,235
	Sasol Ltd., Sponsored ADR	487,780	6,350,896
	Shoprite Holdings Ltd.	295,830	3,610,312
	Sibanye Stillwater Ltd.	3,103,236	6,860,735
#	Sibanye Stillwater Ltd., ADR	296,437	2,653,111
	Standard Bank Group Ltd.	688,647	6,456,573
	Vodacom Group Ltd.	315,489	2,162,473
	Woolworths Holdings Ltd.	1,130,428	4,024,974

TOTAL SOUTH AFRICA			163,219,552

SOUTH KOREA — (12.3%)
# *	Alteogen, Inc.	18,171	595,005
	Amorepacific Corp.	9,980	923,366
#	Amorepacific Group	32,258	884,414
	BGF retail Co. Ltd.	9,471	1,321,332
	BNK Financial Group, Inc.	332,888	1,656,089
	Caregen Co. Ltd.	1,359	216,822
#	Celltrion Healthcare Co. Ltd.	28,780	1,500,191
# *	Celltrion Pharm, Inc.	11,963	733,319
	Celltrion, Inc.	46,059	5,549,625
	Cheil Worldwide, Inc.	69,463	961,239
#	Chunbo Co. Ltd.	2,789	406,238
*	CJ CheilJedang Corp.	13,628	3,155,808

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	CJ Corp.	24,910	$1,705,605
*	CJ ENM Co. Ltd.	20,708	1,236,408
	CJ Logistics Corp.	12,469	720,197
*	CosmoAM&T Co. Ltd.	12,486	1,638,385
*	Cosmochemical Co. Ltd.	7,506	328,793
	Coway Co. Ltd.	63,116	2,317,395
	CS Wind Corp.	16,801	951,173
	Daeduck Electronics Co. Ltd.	12,770	207,057
	Daejoo Electronic Materials Co. Ltd.	3,936	290,909
	Daesung Holdings Co. Ltd.	2,439	62,040
*	Daewoo Engineering & Construction Co. Ltd.	313,837	992,417
# *	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	31,106	629,274
	Daewoong Pharmaceutical Co. Ltd.	732	60,541
	Daou Data Corp.	7,226	94,045
	DB HiTek Co. Ltd.	45,779	2,084,318
	DB Insurance Co. Ltd.	62,992	3,959,775
	DL E&C Co. Ltd.	57,621	1,522,476
	DL Holdings Co. Ltd.	17,437	646,099
#	Dongjin Semichem Co. Ltd.	30,624	678,761
	Dongkuk Steel Mill Co. Ltd.	41,126	368,613
#	Dongsuh Cos., Inc.	23,600	339,374
*	Dongwha Enterprise Co. Ltd.	922	34,240
	Dongwon Industries Co. Ltd.	527	18,314
	Dongwon Systems Corp.	1,506	48,439
	Doosan Bobcat, Inc.	71,251	2,733,656
*	Doosan Enerbility Co. Ltd.	182,057	2,281,167
# *	Doosan Fuel Cell Co. Ltd.	28,267	634,986
	Douzone Bizon Co. Ltd.	12,968	296,146
#	Ecopro BM Co. Ltd.	21,294	4,276,039
#	Ecopro Co. Ltd.	10,539	5,787,998
	E-MART, Inc.	20,339	1,487,540
	F&F Co. Ltd.	16,254	1,719,835
#	Fila Holdings Corp.	50,748	1,393,873
#	Foosung Co. Ltd.	47,363	480,323
	Green Cross Corp.	3,210	297,432
	GS Engineering & Construction Corp.	80,479	1,305,992
	GS Holdings Corp.	85,332	2,535,346
	GS Retail Co. Ltd.	58,202	1,159,346
	Hana Financial Group, Inc.	322,527	10,134,971
	Hanjin Kal Corp.	7,798	230,884
	Hankook Tire & Technology Co. Ltd.	82,943	2,142,158
	Hanmi Pharm Co. Ltd.	4,367	1,056,224
	Hanmi Science Co. Ltd.	7,766	254,999
	Hanmi Semiconductor Co. Ltd.	26,921	416,686
	Hanon Systems	175,388	1,205,645
	Hansol Chemical Co. Ltd.	9,131	1,521,971
	Hanwha Aerospace Co. Ltd.	27,102	2,085,535
	Hanwha Corp.	56,544	1,148,348
	Hanwha Galleria Co. Ltd.	60,094	77,407
*	Hanwha Life Insurance Co. Ltd.	349,192	648,820
*	Hanwha Solutions Corp.	53,285	1,917,352
	Hanwha Systems Co. Ltd.	18,409	195,171
	Harim Holdings Co. Ltd.	32,759	230,246
	HD Hyundai Co. Ltd.	53,908	2,390,465
	HD Hyundai Electric Co. Ltd.	6,796	257,784
	HD Hyundai Infracore Co. Ltd.	128,751	952,603
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	38,502	2,448,893
#	Hite Jinro Co. Ltd.	24,304	405,214
	HL Mando Co. Ltd.	37,987	1,319,706

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	HLB, Inc.	72,164	$1,917,849
	HMM Co. Ltd.	398,652	6,106,260
	Hotel Shilla Co. Ltd.	29,605	1,808,708
*	Hugel, Inc.	2,731	232,443
*	HYBE Co. Ltd.	4,789	968,419
	Hyosung Advanced Materials Corp.	2,410	702,943
	Hyosung Corp.	9,034	445,381
	Hyosung TNC Corp.	2,612	738,433
	Hyundai Autoever Corp.	3,735	344,291
	Hyundai Department Store Co. Ltd.	6,109	236,540
	Hyundai Elevator Co. Ltd.	15,545	390,244
	Hyundai Engineering & Construction Co. Ltd.	84,807	2,609,314
	Hyundai Glovis Co. Ltd.	24,936	3,058,913
	Hyundai Marine & Fire Insurance Co. Ltd.	92,738	2,605,372
*	Hyundai Mipo Dockyard Co. Ltd.	15,813	870,435
	Hyundai Mobis Co. Ltd.	42,995	7,002,178
	Hyundai Motor Co.	62,124	9,202,383
*	Hyundai Rotem Co. Ltd.	47,080	1,161,027
	Hyundai Steel Co.	127,563	3,487,910
	Hyundai Wia Corp.	16,610	698,379
	Industrial Bank of Korea	288,314	2,171,225
	JB Financial Group Co. Ltd.	85,283	533,617
	JYP Entertainment Corp.	24,714	1,671,850
	Kakao Corp.	86,689	3,796,071
# *	Kakao Games Corp.	18,687	567,828
	KakaoBank Corp.	32,289	534,561
	Kangwon Land, Inc.	54,166	767,284
	KB Financial Group, Inc.	205,662	7,633,381
#	KB Financial Group, Inc., ADR	13,649	508,971
	KCC Corp.	4,724	787,454
#	KEPCO Engineering & Construction Co., Inc.	6,591	347,356
	KEPCO Plant Service & Engineering Co. Ltd.	13,138	351,437
	Kia Corp.	184,240	11,668,521
	KIWOOM Securities Co. Ltd.	24,961	1,754,173
	Kolon Industries, Inc.	4,690	150,514
	Korea Aerospace Industries Ltd.	28,437	1,168,074
*	Korea Electric Power Corp., Sponsored ADR	3,483	24,451
*	Korea Electric Power Corp.	92,178	1,286,935
*	Korea Gas Corp.	24,489	491,323
	Korea Investment Holdings Co. Ltd.	51,532	2,129,753
	Korea ZInc. Co. Ltd.	3,605	1,385,609
	Korean Air Lines Co. Ltd.	211,121	3,621,500
*	Krafton, Inc.	8,551	1,235,238
#	KT Corp., Sponsored ADR	82,100	927,730
	KT&G Corp.	54,538	3,494,871
*	Kum Yang Co. Ltd.	7,999	401,906
	Kumho Petrochemical Co. Ltd.	35,567	3,637,029
#	L&F Co. Ltd.	6,967	1,390,697
#	LEENO Industrial, Inc.	10,832	1,087,879
	LG Chem Ltd.	19,251	10,693,606
	LG Corp.	73,098	4,784,376
# *	LG Display Co. Ltd., ADR	318,593	1,790,493
*	LG Display Co. Ltd.	254,096	2,832,610
	LG Electronics, Inc.	157,679	12,948,270
	LG H&H Co. Ltd.	3,661	1,709,489
	LG Innotek Co. Ltd.	10,305	2,051,012
	LG Uplus Corp.	406,429	3,352,376
	LIG Nex1 Co. Ltd.	8,337	488,780
	Lotte Chemical Corp.	18,445	2,324,751

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Lotte Chilsung Beverage Co. Ltd.	3,039	$354,231
	Lotte Corp.	34,062	714,537
#	Lotte Energy Materials Corp.	12,480	564,604
	LOTTE Fine Chemical Co. Ltd.	27,002	1,240,101
#	Lotte Shopping Co. Ltd.	12,790	764,691
	LS Corp.	19,269	1,294,269
	LS Electric Co. Ltd.	17,507	829,573
	LX International Corp.	39,692	870,379
	LX Semicon Co. Ltd.	11,384	900,043
	Macquarie Korea Infrastructure Fund	276,444	2,572,936
	Meritz Financial Group, Inc.	104,754	3,605,792
	Mirae Asset Securities Co. Ltd.	333,586	1,733,285
	NAVER Corp.	38,269	5,544,233
	NCSoft Corp.	5,915	1,673,781
* Ω	Netmarble Corp.	17,597	856,837
	NH Investment & Securities Co. Ltd.	177,468	1,242,518
	NongShim Co. Ltd.	2,906	860,978
#	OCI Co. Ltd.	30,830	2,759,589
	Orion Corp.	17,518	1,899,267
	Ottogi Corp.	1,618	558,809
	Pan Ocean Co. Ltd.	499,545	2,038,645
*	Paradise Co. Ltd.	24,370	280,612
# *	Pearl Abyss Corp.	18,229	590,360
	POSCO Future M Co. Ltd.	8,327	2,096,052
	POSCO Holdings, Inc.	36,804	10,415,703
#	Posco International Corp.	94,648	1,902,887
*	Rainbow Robotics	1,930	139,284
	S-1 Corp.	18,458	806,123
*	Sam Chun Dang Pharm Co. Ltd.	5,104	287,983
	Samchully Co. Ltd.	1,148	131,364
* Ω	Samsung Biologics Co. Ltd.	5,311	3,106,180
	Samsung C&T Corp.	57,591	4,729,636
	Samsung Card Co. Ltd.	26,138	582,285
	Samsung Electro-Mechanics Co. Ltd.	40,653	4,396,427
	Samsung Electronics Co. Ltd.	3,140,501	154,525,480
*	Samsung Engineering Co. Ltd.	88,657	1,935,122
	Samsung Fire & Marine Insurance Co. Ltd.	42,125	7,086,527
*	Samsung Heavy Industries Co. Ltd.	409,134	1,742,831
	Samsung Life Insurance Co. Ltd.	63,894	3,167,602
	Samsung SDI Co. Ltd.	19,354	10,044,180
	Samsung SDS Co. Ltd.	19,448	1,710,036
	Samsung Securities Co. Ltd.	74,696	1,896,139
*	Seegene, Inc.	27,629	503,506
	Seoul City Gas Co. Ltd.	497	47,474
#	SFA Engineering Corp.	10,979	328,154
	Shinhan Financial Group Co. Ltd.	380,795	9,969,379
	Shinhan Financial Group Co. Ltd., ADR	46,849	1,230,255
	Shinsegae, Inc.	10,056	1,552,476
*	SK Biopharmaceuticals Co. Ltd.	11,551	597,318
# *	SK Bioscience Co. Ltd.	8,801	465,107
	SK Chemicals Co. Ltd.	6,497	347,022
	SK Hynix, Inc.	390,989	26,307,102
* Ω	SK IE Technology Co., Ltd.	6,824	396,743
*	SK Innovation Co. Ltd.	85,127	11,079,235
#	SK Networks Co. Ltd.	242,361	845,871
	SK Telecom Co. Ltd.	55,517	1,978,266
	SK, Inc.	40,728	4,966,733
	SKC Co. Ltd.	12,904	963,774
#	SL Corp.	10,180	237,185

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SM Entertainment Co. Ltd.	9,331	$751,864
	S-Oil Corp.	33,599	1,881,806
	Solus Advanced Materials Co. Ltd.	5,507	166,898
	Soulbrain Co. Ltd.	4,534	746,082
#	Ssangyong C&E Co. Ltd.	107,296	469,810
	ST Pharm Co. Ltd.	3,410	202,052
# *	Studio Dragon Corp.	9,633	478,075
*	Taihan Electric Wire Co. Ltd.	275,870	307,530
	Tokai Carbon Korea Co. Ltd.	1,652	123,633
	Wemade Co. Ltd.	6,379	267,332
	WONIK IPS Co. Ltd.	21,433	490,851
	Woori Financial Group, Inc.	563,198	4,953,466
	Youngone Corp.	33,353	1,103,865
	Yuhan Corp.	30,188	1,301,691

TOTAL SOUTH KOREA			558,871,746

TAIWAN — (16.6%)
	Accton Technology Corp.	390,000	3,809,871
	Acer, Inc.	3,398,811	3,352,635
#	Advanced Energy Solution Holding Co. Ltd.	18,000	404,380
	Advantech Co. Ltd.	159,190	1,927,455
#	Airtac International Group	59,602	2,163,224
	Alchip Technologies Ltd.	52,000	2,019,412
#	ASE Technology Holding Co. Ltd., ADR	27,294	187,239
#	ASE Technology Holding Co. Ltd.	2,936,782	9,654,814
	Asia Cement Corp.	2,725,758	3,904,026
	ASMedia Technology, Inc.	20,000	743,773
#	ASPEED Technology, Inc.	30,300	2,594,613
#	Asustek Computer, Inc.	627,180	5,780,691
	AUO Corp	7,868,498	4,370,140
	Catcher Technology Co. Ltd.	760,429	4,485,861
	Cathay Financial Holding Co. Ltd.	4,347,393	6,022,790
	Chailease Holding Co. Ltd.	1,317,016	9,591,997
	Chang Hwa Commercial Bank Ltd.	4,846,777	2,810,707
	Cheng Shin Rubber Industry Co. Ltd.	2,224,965	2,742,016
	Chicony Electronics Co. Ltd.	810,497	2,560,830
	China Airlines Ltd.	4,097,536	2,541,938
	China Development Financial Holding Corp.	13,853,045	5,923,622
	China Steel Corp.	11,906,932	11,292,953
	Chipbond Technology Corp.	939,000	2,016,298
	Chroma ATE, Inc.	357,000	2,216,148
	Chung Hung Steel Corp.	940,000	751,811
	Chunghwa Telecom Co. Ltd., Sponsored ADR	111,161	4,582,056
	Chunghwa Telecom Co. Ltd.	683,000	2,826,141
	Compal Electronics, Inc.	5,016,541	3,914,898
#	Compeq Manufacturing Co. Ltd.	859,000	1,210,072
#	CTBC Financial Holding Co. Ltd.	16,024,175	11,812,032
	Delta Electronics, Inc.	743,486	7,283,166
#	E Ink Holdings, Inc.	530,000	3,301,960
#	E.Sun Financial Holding Co. Ltd.	9,932,560	8,077,665
	Eclat Textile Co. Ltd.	142,402	2,267,756
	Elite Material Co. Ltd.	288,000	1,540,481
	eMemory Technology, Inc.	64,000	3,826,671
	Eternal Materials Co. Ltd.	768,161	809,977
	Eva Airways Corp.	3,730,758	3,271,508
	Evergreen Marine Corp. Taiwan Ltd.	1,466,289	7,744,232
	Far Eastern International Bank	488,111	178,107
	Far Eastern New Century Corp.	3,328,085	3,459,481
	Far EasTone Telecommunications Co. Ltd.	1,581,000	4,062,169

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Faraday Technology Corp.	122,000	$656,300
	Farglory Land Development Co. Ltd.	48,000	95,979
	Feng TAY Enterprise Co. Ltd.	301,559	1,876,090
	First Financial Holding Co. Ltd.	8,143,665	7,193,163
	Formosa Chemicals & Fibre Corp.	3,067,518	6,884,097
	Formosa Petrochemical Corp.	487,000	1,377,860
	Formosa Plastics Corp.	1,714,153	5,243,794
#	Formosa Sumco Technology Corp.	91,000	444,192
	Formosa Taffeta Co. Ltd.	699,000	644,514
	Foxconn Technology Co. Ltd.	1,025,627	1,803,411
	Fubon Financial Holding Co. Ltd.	3,783,631	7,286,894
#	Genius Electronic Optical Co. Ltd.	112,695	1,367,547
	Giant Manufacturing Co. Ltd.	408,810	2,452,212
	Gigabyte Technology Co. Ltd.	662,000	2,834,733
#	Global Unichip Corp.	76,000	2,479,475
#	Globalwafers Co. Ltd.	208,000	3,268,977
	Highwealth Construction Corp.	1,091,971	1,495,548
	Hiwin Technologies Corp.	382,291	2,936,451
	Hon Hai Precision Industry Co. Ltd.	5,647,322	19,243,520
	Hotai Finance Co. Ltd.	113,000	487,920
	Hotai Motor Co. Ltd.	98,000	2,112,453
*	HTC Corp.	191,000	354,494
	Hua Nan Financial Holdings Co. Ltd.	6,943,500	4,958,313
	Innolux Corp.	10,807,863	4,734,712
	International Games System Co. Ltd.	146,000	2,549,807
	Inventec Corp.	2,595,550	2,799,672
#	King Yuan Electronics Co. Ltd.	1,629,000	2,500,107
	King’s Town Bank Co. Ltd.	329,000	377,683
	Kinsus Interconnect Technology Corp.	315,000	1,140,137
	Largan Precision Co. Ltd.	74,860	4,915,469
	Lien Hwa Industrial Holdings Corp.	866,061	1,723,004
#	Lite-On Technology Corp.	2,591,410	6,207,776
	Lotes Co. Ltd.	61,700	1,769,208
#	Lotus Pharmaceutical Co. Ltd.	78,000	661,044
#	Macronix International Co. Ltd.	2,734,074	2,875,054
	Makalot Industrial Co. Ltd.	238,000	1,728,535
	MediaTek, Inc.	759,995	16,525,209
#	Mega Financial Holding Co. Ltd.	8,514,028	9,445,767
#	Merida Industry Co. Ltd.	207,287	1,160,798
	Micro-Star International Co. Ltd.	878,000	4,173,138
#	momo.com, Inc.	63,000	1,707,047
	Nan Ya Plastics Corp.	2,002,599	5,089,757
	Nan Ya Printed Circuit Board Corp	393,000	3,538,162
#	Nanya Technology Corp.	1,356,010	3,005,319
	Nien Made Enterprise Co. Ltd.	143,000	1,574,451
#	Novatek Microelectronics Corp.	839,000	11,470,060
#	Nuvoton Technology Corp.	171,000	745,055
# *	Oneness Biotech Co. Ltd.	141,000	1,109,326
#	Parade Technologies Ltd.	59,000	1,807,023
	Pegatron Corp.	1,911,345	4,361,983
*	PharmaEssentia Corp.	91,869	1,108,289
	Phison Electronics Corp.	152,000	1,929,397
# *	Polaris Group	142,000	440,150
	Pou Chen Corp.	2,506,487	2,596,456
	Powerchip Semiconductor Manufacturing Corp.	4,114,000	3,997,110
	Powertech Technology, Inc.	1,161,819	3,478,900
	Poya International Co. Ltd.	13,000	243,322
#	President Chain Store Corp.	347,831	3,064,357
	Qisda Corp.	1,617,000	1,824,542

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Quanta Computer, Inc.	2,513,000	$7,036,528
#	Radiant Opto-Electronics Corp.	584,000	2,151,873
	Realtek Semiconductor Corp.	618,950	7,258,409
	Ruentex Development Co. Ltd.	1,167,224	1,363,923
	Ruentex Industries Ltd.	715,214	1,348,157
	Shanghai Commercial & Savings Bank Ltd.	2,982,718	4,511,023
	Shin Kong Financial Holding Co. Ltd.	13,710,712	3,747,211
#	Silergy Corp.	133,000	2,099,316
	Simplo Technology Co. Ltd.	216,000	2,168,329
	Sinbon Electronics Co. Ltd.	178,000	1,973,546
#	Sino-American Silicon Products, Inc.	758,000	3,653,279
#	SinoPac Financial Holdings Co. Ltd.	9,656,630	5,255,135
	Standard Foods Corp.	426,418	560,946
	Synnex Technology International Corp.	1,370,343	2,765,189
#	TA Chen Stainless Pipe	2,019,823	2,929,287
	Taichung Commercial Bank Co. Ltd.	3,341,796	1,534,566
	Taishin Financial Holding Co. Ltd.	10,372,425	5,851,868
	Taiwan Business Bank	7,257,274	3,298,518
	Taiwan Cement Corp.	5,147,701	6,493,856
	Taiwan Cooperative Financial Holding Co. Ltd.	7,034,365	6,131,628
	Taiwan FamilyMart Co. Ltd.	48,000	327,845
	Taiwan Fertilizer Co. Ltd.	723,000	1,392,143
#	Taiwan Glass Industry Corp.	1,363,375	903,045
	Taiwan High Speed Rail Corp.	1,323,000	1,337,900
	Taiwan Mobile Co. Ltd.	904,300	3,046,974
	Taiwan Secom Co. Ltd.	247,670	875,106
	Taiwan Semiconductor Manufacturing Co. Ltd.	13,416,808	219,708,193
*	Tatung Co. Ltd.	1,748,000	1,856,690
	Teco Electric & Machinery Co. Ltd.	1,902,000	2,738,154
	Tripod Technology Corp.	623,870	2,338,668
	Tung Ho Steel Enterprise Corp.	321,040	603,760
	U-Ming Marine Transport Corp.	289,000	513,418
	Unimicron Technology Corp.	1,861,000	8,842,253
	Union Bank Of Taiwan	344,000	180,462
	Uni-President Enterprises Corp.	4,367,033	10,469,338
	United Microelectronics Corp.	6,709,000	10,790,459
#	Vanguard International Semiconductor Corp.	1,550,000	4,392,874
#	VisEra Technologies Co. Ltd.	94,000	662,319
	Voltronic Power Technology Corp.	75,224	4,325,382
	Walsin Lihwa Corp.	2,237,818	3,634,107
	Walsin Technology Corp.	395,000	1,231,333
	Wan Hai Lines Ltd.	1,233,747	2,623,026
	Win Semiconductors Corp.	416,034	2,221,230
#	Winbond Electronics Corp.	4,548,407	3,859,831
* ††	Wintek Corp.	604,760	0
#	Wisdom Marine Lines Co. Ltd.	390,000	816,340
	Wistron Corp.	4,067,699	6,165,490
#	Wiwynn Corp.	53,000	2,017,001
	WPG Holdings Ltd.	1,859,039	3,029,760
	WT Microelectronics Co. Ltd.	194,000	420,095
	Yageo Corp.	316,055	5,123,550
	Yang Ming Marine Transport Corp.	2,364,000	4,876,896
	YFY, Inc.	1,334,000	1,339,810
	Yuanta Financial Holding Co. Ltd.	8,782,849	6,465,121
	Yulon Finance Corp.	370,476	2,230,869
	Yulon Motor Co. Ltd.	491,000	1,291,003
	Zhen Ding Technology Holding Ltd.	971,700	3,539,893

TOTAL TAIWAN			758,236,304

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
THAILAND — (2.3%)
	Advanced Info Service PCL	733,300	$4,595,540
	AEON Thana Sinsap Thailand PCL	149,100	842,706
*	Airports of Thailand PCL	1,898,400	4,072,269
	AP Thailand PCL	2,067,400	762,845
	Asset World Corp. PCL	5,732,900	889,798
	B Grimm Power PCL	486,900	552,526
	Bangchak Corp. PCL	1,934,400	1,713,613
	Bangkok Bank PCL	529,400	2,434,023
	Bangkok Bank PCL, NVDR	126,700	582,529
	Bangkok Chain Hospital PCL	1,872,500	1,189,933
	Bangkok Commercial Asset Management PCL	1,838,500	710,687
	Bangkok Dusit Medical Services PCL, Class F	4,406,100	3,774,169
	Bangkok Expressway & Metro PCL	3,479,999	901,911
	Bangkok Life Assurance PCL, NVDR	618,200	506,907
	Banpu PCL	8,790,166	2,342,500
	Banpu Power PCL	669,100	266,484
	Berli Jucker PCL	1,097,400	1,253,345
*	Beyond Securities PCL	723,900	156,874
	BTS Group Holdings PCL	5,069,500	1,143,134
	Bumrungrad Hospital PCL	251,300	1,751,502
	Carabao Group PCL, Class F	163,600	342,555
	Central Pattana PCL	882,500	1,757,376
*	Central Plaza Hotel PCL	249,800	400,514
	Central Retail Corp. PCL	1,073,050	1,406,223
	CH Karnchang PCL	1,238,600	765,340
	Charoen Pokphand Foods PCL	2,634,700	1,566,276
	Chularat Hospital PCL, Class F	6,843,700	701,455
	CK Power PCL	1,368,200	153,057
	Com7 PCL, Class F	992,700	734,041
	CP ALL PCL	2,280,200	4,323,683
	Delta Electronics Thailand PCL	1,175,500	2,504,360
	Dohome PCL	881,450	332,988
	Electricity Generating PCL	120,500	552,259
	Energy Absolute PCL	698,900	1,386,645
	Esso Thailand PCL	1,807,500	460,510
	Forth Corp. PCL	260,000	211,289
	Global Power Synergy PCL, Class F	282,900	530,217
	Gulf Energy Development PCL	1,161,100	1,725,626
	Gunkul Engineering PCL	5,933,900	656,860
	Hana Microelectronics PCL	505,600	614,464
	Home Product Center PCL	3,733,413	1,530,647
	Indorama Ventures PCL	1,401,500	1,395,446
	Intouch Holdings PCL, Class F	356,100	782,122
	IRPC PCL	13,060,400	902,630
#	JMT Network Services PCL	366,853	424,356
	Kasikornbank PCL	121,700	445,494
	Kasikornbank PCL, NVDR.	5,500	20,133
	KCE Electronics PCL	1,036,100	1,152,992
	Kiatnakin Phatra Bank PCL	304,700	535,383
	Krung Thai Bank PCL	1,429,987	753,782
	Krungthai Card PCL	619,200	956,521
	Land & Houses PCL	6,942,300	1,992,373
	Mega Lifesciences PCL	451,400	541,984
	Minor International PCL	2,018,183	1,861,711
	MK Restaurants Group PCL	299,100	431,384
	Muangthai Capital PCL	986,600	982,338
	Ngern Tid Lor PCL	854,987	530,807
	Osotspa PCL	947,200	818,285
	Plan B Media PCL, Class F	1,179,900	281,607

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	PSG Corp. PCL	5,000,400	$152,293
	PTT Exploration & Production PCL	1,189,455	5,155,263
	PTT Global Chemical PCL	1,100,472	1,337,421
	PTT Oil & Retail Business PCL	1,224,300	795,943
	PTT PCL	6,973,400	6,330,636
	Ramkhamhaeng Hospital PCL, Class F	28,200	43,769
	Ratch Group PCL	487,100	538,488
	SCB X PCL	355,366	1,077,103
	SCG Packaging PCL	807,500	1,040,486
	SCGJWD Logistics PCL	310,400	163,620
	Siam Cement PCL	347,900	3,199,080
	Siam City Cement PCL	127,189	500,971
	Siam Global House PCL	1,608,845	805,659
	Sri Trang Agro-Industry PCL	1,139,508	657,392
	Sri Trang Gloves Thailand PCL	333,900	88,981
	Srisawad Corp. PCL	538,072	874,530
	Star Petroleum Refining PCL	2,954,000	839,119
*	STARK Corp. PCL	3,710,200	258,592
	Supalai PCL	1,627,800	1,010,597
	Thai Oil PCL	1,979,917	2,696,131
	Thai Union Group PCL, Class F	3,062,540	1,237,662
	Thanachart Capital PCL	288,600	365,530
	Thonburi Healthcare Group PCL	463,300	909,030
	Tisco Financial Group PCL	239,500	632,986
	TMBThanachart Bank PCL	24,924,697	1,058,374
	TOA Paint Thailand PCL	590,800	506,066
	True Corp. PCL	12,676,342	2,951,224
	TTW PCL	1,054,700	267,169
	VGI PCL	3,956,670	389,323
	Vibhavadi Medical Center PCL	746,200	56,816
	WHA Corp. PCL	8,501,900	1,095,493

TOTAL THAILAND			104,944,775

TURKEY — (0.8%)
	Akbank TAS	4,185,053	3,460,178
	Aksa Akrilik Kimya Sanayii AS	70,213	236,962
#	Aksa Enerji Uretim AS	237,721	342,056
	Alarko Holding AS	118,668	359,687
	Anadolu Efes Biracilik Ve Malt Sanayii AS	233,644	756,685
	Arcelik AS	76,332	380,350
	Aselsan Elektronik Sanayi Ve Ticaret AS	194,514	447,571
	BIM Birlesik Magazalar AS	255,274	2,051,124
	Borusan Yatirim ve Pazarlama AS	2,256	99,041
	Coca-Cola Icecek AS	71,761	869,211
	Dogus Otomotiv Servis ve Ticaret AS	37,792	237,901
Ω	Enerjisa Enerji AS	161,809	232,048
	Enka Insaat ve Sanayi AS	775,859	1,091,831
	Eregli Demir ve Celik Fabrikalari TAS	701,327	1,196,733
	Ford Otomotiv Sanayi AS	45,341	1,253,328
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS	94,949	327,448
# *	Gubre Fabrikalari TAS	51,075	531,178
*	Hektas Ticaret TAS	644,127	893,198
	KOC Holding AS	446,849	1,739,663
	Kontrolmatik Enerji Ve Muhendislik AS	13,100	89,114
	Koza Altin Isletmeleri AS	577,665	561,796
*	Migros Ticaret AS	19,536	175,281
	Otokar Otomotiv Ve Savunma Sanayi AS	7,991	345,318
*	Oyak Cimento Fabrikalari AS	248,696	386,282
*	Pegasus Hava Tasimaciligi AS	65,057	1,485,702

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
	TURKEY — (Continued)
# *	Petkim Petrokimya Holding AS	1,033,711	$691,481
*	Sasa Polyester Sanayi AS	183,609	941,675
*	TAV Havalimanlari Holding AS	190,894	692,314
	Tofas Turk Otomobil Fabrikasi AS	84,552	835,173
*	Turk Hava Yollari AO.	306,328	2,014,536
	Turk Telekomunikasyon AS	579,646	485,471
	Turk Traktor ve Ziraat Makineleri AS	11,969	343,540
	Turkcell Iletisim Hizmetleri AS	1,089,227	1,855,544
	Turkiye Garanti Bankasi AS	269,677	380,227
# *	Turkiye Halk Bankasi AS	897,775	485,704
	Turkiye Is Bankasi AS, Class C	2,062,152	1,149,464
	Turkiye Petrol Rafinerileri AS	534,638	1,825,722
	Turkiye Sise ve Cam Fabrikalari AS	582,052	1,104,227
*	Turkiye Vakiflar Bankasi TAO, Class D	1,455,157	644,275
	Yapi ve Kredi Bankasi AS	4,304,560	2,100,162

	TOTAL TURKEY		35,099,201

	UNITED ARAB EMIRATES — (1.5%)
	Abu Dhabi Commercial Bank PJSC	2,540,828	6,104,716
	Abu Dhabi Islamic Bank PJSC	1,857,753	5,755,453
	Abu Dhabi National Oil Co. for Distribution PJSC	2,078,002	2,485,803
	ADNOC Drilling Co. PJSC	618,746	723,319
	Aldar Properties PJSC	3,758,564	5,543,832
*	Alpha Dhabi Holding PJSC	168,248	1,008,532
	Dubai Islamic Bank PJSC	4,239,396	6,431,653
	Emaar Properties PJSC	5,686,291	9,218,959
	Emirates Integrated Telecommunications Co. PJSC	170,582	234,845
	Emirates NBD Bank PJSC	1,644,120	6,323,756
	Emirates Telecommunications Group Co. PJSC	1,754,520	11,485,010
	Fertiglobe PLC	485,311	508,272
	First Abu Dhabi Bank PJSC	2,151,830	8,320,713
*	International Holding Co. PJSC	24,261	2,609,445

	TOTAL UNITED ARAB EMIRATES		66,754,308

	UNITED STATES — (0.0%)
	Sempra Energy	9,588	1,459,048

	TOTAL COMMON STOCKS		4,478,504,181

	PREFERRED STOCKS — (1.0%)
	BRAZIL — (1.0%)
	Banco Bradesco SA	2,373,138	6,589,671
	Braskem SA Class A	82,539	327,488
	Centrais Eletricas Brasileiras SA Class B	103,746	757,326
	Cia Energetica de Minas Gerais.	1,094,369	2,709,703
	Cia Paranaense de Energia.	1,292,740	2,078,627
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista	122,300	565,182
	Gerdau SA	685,876	3,462,520
	Itau Unibanco Holding SA	2,317,176	12,041,622
	Petroleo Brasileiro SA	2,952,047	14,026,929
	Raizen SA	396,390	253,515

	TOTAL BRAZIL		42,812,583

	CHILE — (0.0%)
	Embotelladora Andina SA Class B	345,331	865,071

	COLOMBIA — (0.0%)
	Banco Davivienda SA	33,984	152,632

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»
COLOMBIA — (Continued)
Grupo Aval Acciones y Valores SA	1,535,608	$192,196
Grupo de Inversiones Suramericana SA	84,488	208,612

TOTAL COLOMBIA		553,440

SOUTH KOREA — (0.0%)
Hanwha Galleria Co. Ltd.	462	4,033
* Hanwha Solutions Corp.	409	11,103

TOTAL SOUTH KOREA		15,136

TOTAL PREFERRED STOCKS		44,246,230

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
* Localiza Rent a Car SA Rights 05/11/23	1,034	3,557

TAIWAN — (0.0%)
* Acer, Inc. Rights 06/16/23.	1,516	0

THAILAND — (0.0%)
* Kiatnakin Phatra Bank PCL Warrants 04/26/24	50,782	0

TOTAL RIGHTS/WARRANTS.		3,557

TOTAL INVESTMENT SECURITIES (Cost $ 2,950,309,237)		4,522,753,968

		Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@ § The DFA Short Term Investment Fund	3,072,381	35,538,231

TOTAL INVESTMENTS — (100.0%) (Cost $ 2,985,843,039)		$4,558,292,199

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
SA	Special Assessment
»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2023, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	630	06/16/23	$30,369,756	$31,002,300	$632,544

Total Futures Contracts			$30,369,756	$31,002,300	$632,544

THE EMERGING MARKETS SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$171,386,070	—	—	$171,386,070
Chile	10,431,987	$12,093,344	—	22,525,331
China	161,877,202	1,089,712,420	—	1,251,589,622
Colombia	4,573,360	62,362	—	4,635,722
Czech Republic	—	9,694,368	—	9,694,368
Egypt	62,814	1,535,730	—	1,598,544
Greece	—	19,443,115	—	19,443,115
Hungary	—	11,972,072	—	11,972,072
India	28,128,506	669,368,263	$565,969	698,062,738
Indonesia	—	96,310,635	—	96,310,635
Kuwait	8,697,541	1,065,700	—	9,763,241
Malaysia	—	73,832,068	—	73,832,068
Mexico	118,366,062	—	—	118,366,062
Peru	5,185,120	—	—	5,185,120
Philippines	54,068	34,525,378	—	34,579,446
Poland	—	40,365,337	—	40,365,337
Qatar	—	37,697,226	—	37,697,226
Saudi Arabia	—	182,912,530	—	182,912,530
South Africa	27,448,374	135,771,178	—	163,219,552
South Korea	4,559,307	554,312,439	—	558,871,746
Taiwan	4,769,295	753,467,009	—	758,236,304
Thailand	96,416,994	8,527,781	—	104,944,775
Turkey	—	35,099,201	—	35,099,201
United Arab Emirates	—	66,754,308	—	66,754,308
United States	—	1,459,048	—	1,459,048
Preferred Stocks
Brazil	42,812,583	—	—	42,812,583
Chile	—	865,071	—	865,071
Colombia	553,440	—	—	553,440
South Korea	4,033	11,103	—	15,136
Rights/Warrants
Brazil	—	3,557	—	3,557
Securities Lending Collateral	—	35,538,231	—	35,538,231
Futures Contracts**	632,544	—	—	632,544

TOTAL	$685,959,300	$3,872,399,474	$565,969^	$4,558,924,743

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.2%)
BRAZIL — (4.3%)
*	3R Petroleum Oleo E Gas SA	438,418	$2,783,732
	AES Brasil Energia SA	1,043,419	2,234,194
	Aliansce Sonae Shopping Centers SA	1,460,427	5,457,789
	Allied Tecnologia SA	28,000	26,160
	Alper Consultoria e Corretora de Seguros SA	23,800	130,743
	Alupar Investimento SA	491,661	2,665,406
	Ambipar Participacoes e Empreendimentos SA	128,000	526,084
*	Anima Holding SA	1,034,673	479,188
	Arezzo Industria e Comercio SA	189,554	2,522,674
	Auren Energia SA	919,004	2,907,471
	Banco Modal SA	653,700	256,877
	Bemobi Mobile Tech SA	205,680	563,705
*	Blau Farmaceutica SA	53,900	214,831
	Boa Safra Sementes SA	26,347	57,894
	Boa Vista Servicos SA	347,070	523,270
	BrasilAgro—Co. Brasileira de Propriedades Agricolas	214,452	1,038,767
*	BRF SA	2,061,492	2,620,366
	Brisanet Participacoes SA	139,814	69,237
*	C&A MODAS SA	253,220	141,135
	Camil Alimentos SA	516,308	745,302
*	Centro De Imagem Diagnosticos SA	30,126	138,013
	Cia Brasileira de Aluminio	435,877	461,412
*	Cia Brasileira de Distribuicao	547,826	1,647,498
	Cia de Saneamento de Minas Gerais Copasa MG	623,774	2,131,021
	Cia de Saneamento do Parana	1,214,637	4,626,910
	Cia de Saneamento do Parana	580,996	429,824
	Cia Paranaense de Energia	164,184	234,041
	Cielo SA	3,678,592	4,026,848
*	Clear Sale SA	48,757	57,185
	CM Hospitalar SA	3,200	10,188
*	Cogna Educacao SA	6,244,153	2,553,846
*	Construtora Tenda SA	313,778	367,389
	Cruzeiro do Sul Educacional SA	209,500	102,066
	CSU Digital SA	83,114	191,630
	Cury Construtora e Inc.orporadora SA	400,727	994,627
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	969,968	3,004,532
Ω	Desktop—Sigmanet Comunicacao Multimidia S.A	6,500	11,494
	Dexco SA	1,176,010	1,388,728
	Diagnosticos da America SA	37,900	64,208
	Dimed SA Distribuidora da Medicamentos	269,932	561,749
	Direcional Engenharia SA	326,075	1,026,380
	EcoRodovias Infraestrutura e Logistica SA	880,278	1,088,920
	EDP—Energias do Brasil SA	906,678	4,090,031
*	Embraer SA	1,203,609	4,686,252
*	Embraer SA, Sponsored ADR	378,377	5,845,925
	Empreendimentos Pague Menos SA	348,484	205,410
	Enauta Participacoes SA	355,424	823,038
	Eternit SA	140,900	264,410
	Even Construtora e Inc.orporadora SA	305,894	309,709
	Ez Tec Empreendimentos e Participacoes SA	365,756	1,065,488
	Fleury SA	787,939	2,293,772
	Fras-Le SA	147,599	277,573
*	Gafisa SA	22,400	25,733
	Gafisa SA, ADR	7,812	25,935
#	Gol Linhas Aereas Inteligentes SA, ADR	115,341	309,114

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
Ω	GPS Participacoes e Empreendimentos SA	766,600	$1,935,020
	Grendene SA	918,223	1,504,046
	Grupo De Moda Soma SA	1,521,016	2,561,557
*	Grupo Mateus SA	1,320,700	1,458,971
	Grupo SBF SA	257,424	396,370
	Guararapes Confeccoes SA	374,231	317,374
*	Hidrovias do Brasil SA	1,155,557	593,092
* ††	Hua Han Health Industry Holdings Ltd.	20,183,698	0
	Instituto Hermes Pardini SA	186,158	755,784
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	232,200	1,050,715
*	International Meal Co. Alimentacao SA, Class A	623,142	262,360
	Iochpe-Maxion SA	422,811	962,129
	Irani Papel e Embalagem SA	231,417	402,723
*	IRB-Brasil Resseguros SA	120,133	757,965
	Jalles Machado SA	209,950	330,849
	JHSF Participacoes SA	1,192,106	927,337
	JSL SA	194,936	281,394
	Kepler Weber SA	467,224	675,385
	Lavvi Empreendimentos Imobiliarios Ltda	287,100	310,826
	Light SA	1,212,280	782,618
* Ω	Locaweb Servicos de Internet SA	1,420,258	1,497,766
	LOG Commercial Properties e Participacoes SA	157,972	519,098
*	Log-in Logistica Intermodal SA	183,971	1,426,312
*	Lojas Quero Quero SA	349,679	288,139
	Lojas Renner SA	1,067,087	3,388,800
	LPS Brasil-Consultoria de Imoveis SA	164,100	57,246
	M Dias Branco SA	288,411	1,653,746
	Mahle Metal Leve SA	130,012	749,397
	Marcopolo SA	518,000	289,751
* Ω	Meliuz SA	1,498,816	258,427
	Melnick Even Desenvolvimento Imobiliario SA	73,800	51,342
	Mills Estruturas e Servicos de Engenharia SA	596,620	1,094,485
	Minerva SA	910,248	1,560,331
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	65,200	47,582
*	Moura Dubeux Engenharia SA	170,500	190,402
	Movida Participacoes SA	509,747	879,931
	MRV Engenharia e Participacoes SA	1,042,403	1,504,732
	Multilaser Industrial SA	391,650	156,258
	Natura & Co. Holding SA	538,546	1,194,178
*	Oceanpact Servicos Maritimos SA	34,400	20,828
	Odontoprev SA	1,124,788	2,255,078
*	Omega Energia SA	841,100	1,558,155
*	Orizon Valorizacao de Residuos SA	99,022	680,952
	Pet Center Comercio e Participacoes SA	505,004	624,699
*	Petro Rio SA	603,310	4,203,265
	Petroreconcavo SA	378,355	1,492,848
	Plano & Plano Desenvolvimento Imobiliario SA	32,900	40,368
	Porto Seguro SA	581,834	2,931,450
	Portobello SA	256,777	310,431
	Positivo Tecnologia SA	430,780	646,887
	Qualicorp Consultoria e Corretora de Seguros SA	599,143	476,883
	Romi SA	171,446	514,909
	Santos Brasil Participacoes SA	1,486,278	2,520,933
	Sao Carlos Empreendimentos e Participacoes SA	86,509	284,270
	Sao Martinho SA	710,576	4,473,332
	SIMPAR SA	1,574,212	2,420,748
	Sinqia SA	83,881	267,730
	SLC Agricola SA	406,879	3,548,503
	SYN prop e tech SA	130,400	88,889

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Tegma Gestao Logistica SA	119,259	$450,467
	TOTVS SA	1,646,258	8,469,262
	Transmissora Alianca de Energia Eletrica SA	1,318,523	9,640,830
	Tres Tentos Agroindustrial SA	169,796	369,359
	Trisul SA	309,282	218,267
	Tupy SA	277,472	1,240,552
	Ultrapar Participacoes SA	2,149,572	6,223,148
	Unipar Carbocloro SA	28,814	362,500
	Usinas Siderurgicas de Minas Gerais SA Usiminas	264,962	374,510
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	216,450	456,525
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	886,049	2,170,800
*	Via SA	3,988,077	1,471,202
	Vibra Energia SA	499,267	1,321,289
	Vittia Fertilizantes E Biologicos SA	13,000	29,087
	Vivara Participacoes SA	329,893	1,409,443
	Vulcabras Azaleia SA	423,585	1,130,341
	Wilson Sons Holdings Brasil SA	296,687	594,825
	Wiz Co	232,044	274,947
	YDUQS Participacoes SA	989,037	1,610,125
	Zamp SA	20,600	17,346
*	Zamp SA	701,929	591,063

TOTAL BRAZIL			172,167,208

CHILE — (0.7%)
	Aguas Andinas SA, Class A	3,344,611	1,010,945
	Banco Itau Chile SA	179,511,959	404,722
	Besalco SA	2,200,594	1,100,174
*	Camanchaca SA	1,471,136	101,125
	CAP SA	150,738	1,055,213
*	Cementos BIO BIO SA	352,724	284,451
	Cencosud Shopping SA	30,918	49,025
	Cia Sud Americana de Vapores SA	12,332,275	1,260,191
	Colbun SA	10,471,395	1,465,931
	Cristalerias de Chile SA	130,323	479,156
	Embotelladora Andina SA, ADR, Class B	22,984	347,518
	Empresa Nacional de Telecomunicaciones SA	461,999	1,921,824
	Empresas Hites SA	1,014,682	118,783
	Empresas Lipigas SA	6,383	21,268
	Empresas Tricot SA	70,631	21,728
*	Engie Energia Chile SA	1,948,129	1,507,824
	Forus SA	414,760	747,570
	Grupo Security SA	4,943,566	1,041,134
	Hortifrut SA	127,405	201,465
	Instituto de Diagnostico SA	2,928	4,680
	Inversiones Aguas Metropolitanas SA	1,259,734	873,894
	Inversiones La Construccion SA	84,822	535,884
	Masisa SA	3,130,567	115,915
	Multiexport Foods SA	3,785,079	1,064,370
	Parque Arauco SA	1,961,582	2,779,869
	PAZ Corp. SA	1,106,246	606,383
	Plaza SA	39,231	50,299
	Ripley Corp. SA	2,369,204	480,738
	Salfacorp SA	1,516,256	615,518
	Sigdo Koppers SA	1,164,083	1,643,920
	SMU SA	5,617,171	981,135
	Sociedad Matriz SAAM SA	34,982,176	3,566,904
	Socovesa SA	2,516,932	293,084
	SONDA SA	1,180,254	603,659
	Vina Concha y Toro SA	1,999,834	2,378,743

TOTAL CHILE			29,735,042

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (24.8%)
*	361 Degrees International Ltd.	3,755,000	$2,121,191
Ω	3SBio, Inc.	4,858,000	4,867,530
	5I5J Holding Group Co. Ltd., Class A	700,900	317,481
* ††	A Metaverse Co.	550,000	2,032
# *	AAC Technologies Holdings, Inc.	2,432,000	5,141,679
Ω	AAG Energy Holdings Ltd.	2,416,601	506,308
	Addsino Co. Ltd., Class A	211,200	309,651
*	Advanced Technology & Materials Co. Ltd., Class A	163,700	207,833
	Aerospace Hi-Tech Holdings Group Ltd., Class A	279,103	391,520
*	Agile Group Holdings Ltd.	4,656,000	947,309
	Ajisen China Holdings Ltd.	2,398,000	299,970
Ω	Ak Medical Holdings Ltd.	1,776,000	2,386,872
*	Alibaba Pictures Group Ltd.	42,090,000	2,678,470
Ω	A-Living Smart City Services Co. Ltd.	2,499,000	2,007,034
	All Winner Technology Co. Ltd., Class A	114,010	435,931
#* Ω	Alliance International Education Leasing Holdings Ltd.	2,040,000	1,434,424
	Allmed Medical Products Co. Ltd., Class A	90,100	149,232
	Amoy Diagnostics Co. Ltd., Class A	95,269	387,377
*	An Hui Wenergy Co. Ltd., Class A	614,902	483,149
	Angang Steel Co. Ltd., Class H	5,932,999	1,970,877
	Anhui Construction Engineering Group Co. Ltd., Class A	666,590	607,502
	Anhui Expressway Co. Ltd., Class H	1,776,000	1,809,334
	Anhui Genuine New Materials Co. Ltd., Class A	91,300	124,581
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	375,829	506,278
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	158,800	190,118
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	222,419	378,434
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	706,440	536,082
	Anhui Jinhe Industrial Co. Ltd., Class A	54,100	201,767
	Anhui Korrun Co. Ltd., Class A	46,866	111,351
*	Anhui Tatfook Technology Co. Ltd., Class A	82,300	108,613
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	31,100	52,041
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	368,400	380,031
	Anhui Xinhua Media Co. Ltd., Class A	138,900	158,956
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	227,500	384,189
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	15,102	589,883
* Ω	Antengene Corp. Ltd.	700,000	241,763
*	Anton Oilfield Services Group	8,368,000	486,861
	Aoshikang Technology Co. Ltd., Class A	82,400	478,707
*	Aotecar New Energy Technology Co. Ltd., Class A	166,300	62,063
*	Aowei Holdings Ltd.	1,451,000	127,219
* ††	Aoyuan Healthy Life Group Co. Ltd.	194,000	8,620
	ApicHope Pharmaceutical Co. Ltd., Class A	95,180	660,039
	APT Satellite Holdings Ltd.	580,000	187,157
	Archermind Technology Nanjing Co. Ltd., Class A	20,300	131,045
#* Ω	Archosaur Games, Inc.	570,000	362,389
	Art Group Holdings Ltd.	320,000	9,767
* Ω	Ascletis Pharma, Inc.	610,000	198,247
	Asia Cement China Holdings Corp.	2,216,500	972,541
*	Asia Cuanon Technology Shanghai Co. Ltd., Class A	46,340	66,119
Ω	AsiaInfo Technologies Ltd.	597,200	1,093,254
	AviChina Industry & Technology Co. Ltd., Class H	9,654,000	5,218,102
	Bafang Electric Suzhou Co. Ltd., Class A	18,200	234,684
Ω	BAIC Motor Corp. Ltd., Class H	6,837,500	1,924,345
Ω	BAIOO Family Interactive Ltd.	2,912,000	158,313
	Bank of Chongqing Co. Ltd., Class H	2,506,000	1,422,125

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Bank of Tianjin Co. Ltd., Class H	100,000	$23,840
#* Ω	Bank of Zhengzhou Co. Ltd., Class H	738,100	101,676
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	191,902	135,146
*	Baoye Group Co. Ltd., Class H	1,132,000	604,714
*	Baozun, Inc., Sponsored ADR	142,706	660,729
	BBMG Corp., Class H	7,209,000	929,964
	Bear Electric Appliance Co. Ltd., Class A	34,847	424,560
	Befar Group Co. Ltd., Class A	403,200	293,432
	Beibuwan Port Co. Ltd., Class A	176,381	218,437
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	161,350	262,376
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	66,820	421,265
	Beijing Capital Development Co. Ltd., Class A	422,476	273,034
*	Beijing Capital International Airport Co. Ltd., Class H	7,250,000	5,648,088
	Beijing Career International Co. Ltd., Class A	41,600	244,691
	Beijing Certificate Authority Co. Ltd., Class A	77,387	369,390
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	88,000	224,924
	Beijing Ctrowell Technology Corp. Ltd., Class A	39,400	53,603
	Beijing Dahao Technology Corp. Ltd., Class A	79,000	168,548
*	Beijing Energy International Holding Co. Ltd.	19,934,000	494,604
	Beijing Enterprises Holdings Ltd.	1,690,500	7,015,554
	Beijing Enterprises Water Group Ltd.	14,360,000	3,646,521
* ††	Beijing Gas Blue Sky Holdings Ltd.	3,000,000	38,064
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	368,468	525,772
	Beijing Haixin Energy Technology Co. Ltd., Class A	502,800	263,183
*	Beijing Health Holdings Ltd.	18,966,000	173,908
*	Beijing Hezong Science & Technology Co. Ltd., Class A	202,600	138,004
*	Beijing Hualian Department Store Co. Ltd., Class A	927,300	231,916
	Beijing Jingneng Clean Energy Co. Ltd., Class H	6,234,000	1,529,417
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	189,200	163,924
	Beijing Jingyuntong Technology Co. Ltd., Class A	424,100	386,176
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	52,954	275,708
	Beijing North Star Co. Ltd., Class H	4,210,000	482,899
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	707,100	198,268
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	360,754	597,513
*	Beijing Philisense Technology Co. Ltd., Class A	350,900	188,789
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	57,400	145,671
	Beijing SL Pharmaceutical Co. Ltd., Class A	237,600	326,262
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	104,200	84,348
	Beijing Strong Biotechnologies, Inc., Class A	73,000	246,793
	Beijing SuperMap Software Co. Ltd., Class A	108,717	333,625
*	Beijing Thunisoft Corp. Ltd., Class A	20,500	26,628
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	921,000	1,881,933
	Beijing Ultrapower Software Co. Ltd., Class A	330,950	657,492
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	775,000	252,344
*	Beijing Watertek Information Technology Co. Ltd., Class A	246,700	112,323
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	18,700	191,452
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	111,057	190,658
	Beken Corp., Class A	30,400	129,026
	Bengang Steel Plates Co. Ltd., Class A	306,100	178,778
*	Berry Genomics Co. Ltd., Class A	29,100	53,297
	Best Pacific International Holdings Ltd., Class H	978,000	138,450
	Bestsun Energy Co. Ltd., Class A	439,200	271,549
	Biem.L.Fdlkk Garment Co. Ltd., Class A	120,999	630,007
*	Billion Industrial Holdings Ltd.	44,000	22,958
	Binjiang Service Group Co. Ltd.	259,000	792,305
	Black Peony Group Co. Ltd., Class A	325,649	314,250
Ω	Blue Moon Group Holdings Ltd.	1,043,500	620,800

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Blue Sail Medical Co. Ltd., Class A	252,600	$278,384
Ω	BOC Aviation Ltd.	503,100	3,987,550
	BOE Varitronix Ltd.	1,064,000	1,740,263
*	Bohai Leasing Co. Ltd., Class A	1,263,500	401,756
	Bosideng International Holdings Ltd.	10,818,000	5,335,195
	Bright Dairy & Food Co. Ltd., Class A	289,400	451,828
	Bright Real Estate Group Co. Ltd., Class A	962,280	309,103
	BrightGene Bio-Medical Technology Co. Ltd., Class A	122,955	427,362
††	Brilliance China Automotive Holdings Ltd.	9,216,000	3,874,057
	B-Soft Co. Ltd., Class A	348,631	433,323
# *	Burning Rock Biotech Ltd., ADR	5,945	18,489
	BYD Electronic International Co. Ltd.	1,523,500	4,620,375
	C C Land Holdings Ltd.	12,749,015	2,665,905
	C&D International Investment Group Ltd.	2,064,788	6,358,785
	C&S Paper Co. Ltd., Class A	226,678	385,967
	Cabbeen Fashion Ltd.	1,187,000	142,081
	Camel Group Co. Ltd., Class A	209,035	288,260
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	406,800	259,270
	Canny Elevator Co. Ltd., Class A	162,500	199,800
Ω	CanSino Biologics, Inc., Class H	182,800	866,352
	Canvest Environmental Protection Group Co. Ltd.	2,476,000	1,303,910
*	Capital Environment Holdings Ltd.	22,400,000	399,126
*	Capitalonline Data Service Co. Ltd., Class A	130,000	306,244
	Carrianna Group Holdings Co. Ltd.	891,257	48,333
	Castech, Inc., Class A	135,800	526,553
Ω	Cathay Media & Education Group, Inc.	158,000	31,495
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	184,500	69,594
	Central China Management Co. Ltd.	3,912,626	244,949
	Central China New Life Ltd.	828,000	285,864
#	Central China Real Estate Ltd.	4,646,683	114,710
	Central China Securities Co. Ltd., Class H	4,193,000	663,486
#	CGN New Energy Holdings Co. Ltd.	5,122,000	1,624,155
	CGN Nuclear Technology Development Co. Ltd., Class A	159,900	176,179
	Changchun Faway Automobile Components Co. Ltd., Class A	232,830	272,998
#* Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	86,100	38,063
	Changzhou Qianhong Biopharma Co. Ltd., Class A	299,700	251,562
	Chaowei Power Holdings Ltd.	2,361,000	498,385
*	Cheetah Mobile, Inc., ADR	484	1,059
*	ChemPartner PharmaTech Co. Ltd., Class A	32,200	40,356
*	Chen Lin Education Group Holdings Ltd.	330,000	87,469
*	Cheng De Lolo Co. Ltd., Class A	256,650	334,761
	Chengdu ALD Aviation Manufacturing Corp., Class A	63,840	219,748
	Chengdu CORPRO Technology Co. Ltd., Class A	79,000	264,936
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	147,800	302,111
	Chengdu Galaxy Magnets Co. Ltd., Class A	105,400	247,647
	Chengdu Hongqi Chain Co. Ltd., Class A	308,700	278,299
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	23,125	55,760
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	124,995	334,183
	Chengdu Kanghua Biological Products Co. Ltd., Class A	27,100	337,808
	Chengdu Wintrue Holding Co. Ltd., Class A	239,600	357,666
	Chengdu Xingrong Environment Co. Ltd., Class A	913,299	689,021
	Chenguang Biotech Group Co. Ltd., Class A	56,100	149,483
*	Chengzhi Co. Ltd., Class A	183,400	218,232
*	Chiho Environmental Group Ltd.	172,000	14,074
	China Aerospace International Holdings Ltd.	8,284,500	438,526
*	China Agri-Products Exchange Ltd.	45,605	489
	China Aircraft Leasing Group Holdings Ltd.	1,554,500	975,254
*	China Anchu Energy Storage Group Ltd.	1,929,000	127,830
	China Bester Group Telecom Co. Ltd., Class A	102,700	208,405

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China BlueChemical Ltd., Class H	7,212,000	$1,906,351
Ω	China Bohai Bank Co. Ltd., Class H	3,052,000	506,078
# *	China Boton Group Co. Ltd.	458,000	166,383
	China CAMC Engineering Co. Ltd., Class A	332,197	676,448
	China Chengtong Development Group Ltd.	734,000	10,333
	China Cinda Asset Management Co. Ltd., Class H	31,772,000	3,779,296
	China Communications Services Corp. Ltd., Class H	9,412,000	5,157,441
*	China Conch Environment Protection Holdings Ltd.	5,086,000	1,586,813
	China Conch Venture Holdings Ltd.	5,111,000	8,154,730
*	China CYTS Tours Holding Co. Ltd., Class A	164,200	336,869
	China Datang Corp. Renewable Power Co. Ltd., Class H	8,310,000	3,227,182
*	China Daye Non-Ferrous Metals Mining Ltd.	7,434,000	62,674
	China Design Group Co. Ltd., Class A	82,800	114,049
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	110,000	15,440
# * ††	China Dili Group	12,625,699	398,089
	China Dongxiang Group Co. Ltd.	10,363,985	411,463
Ω	China East Education Holdings Ltd.	1,064,000	532,684
	China Education Group Holdings Ltd.	2,555,000	2,274,795
	China Electronics Huada Technology Co. Ltd.	3,400,000	495,678
#	China Electronics Optics Valley Union Holding Co. Ltd.	11,200,000	507,196
	China Enterprise Co. Ltd., Class A	320,883	126,645
	China Everbright Environment Group Ltd.	14,046,000	5,962,868
# Ω	China Everbright Greentech Ltd.	2,425,000	467,792
	China Everbright Ltd.	3,716,000	2,669,095
Ω	China Feihe Ltd.	2,576,000	1,739,542
	China Film Co. Ltd., Class A	14,700	34,325
*	China Finance Investment Holdings Ltd.	14,000	8,922
* ††	China Financial Services Holdings Ltd.	126,200	11,977
	China Foods Ltd.	4,786,000	1,757,989
	China Gas Holdings Ltd.	1,662,600	2,138,885
	China Glass Holdings Ltd.	3,378,000	436,787
	China Gold International Resources Corp. Ltd.	555,100	2,832,237
*	China Greenland Broad Greenstate Group Co. Ltd.	4,572,000	104,258
	China Hanking Holdings Ltd.	2,807,000	282,768
# *	China Harmony Auto Holding Ltd.	2,862,500	322,487
	China Harzone Industry Corp. Ltd., Class A	173,563	198,696
* ††	China High Precision Automation Group Ltd.	1,103,000	44,965
*	China High Speed Railway Technology Co. Ltd., Class A	741,500	253,912
*	China High Speed Transmission Equipment Group Co. Ltd.	1,578,000	576,733
*†† Ω	China Huarong Asset Management Co. Ltd., Class H	14,862,000	779,434
††	China Huiyuan Juice Group Ltd.	3,902,101	174,285
	China International Marine Containers Group Co. Ltd., Class H	2,953,080	1,908,375
	China Jinmao Holdings Group Ltd.	12,463,591	2,328,466
	China Kepei Education Group Ltd.	1,226,000	403,012
	China Kings Resources Group Co. Ltd., Class A	65,000	336,260
	China Leadshine Technology Co. Ltd., Class A	44,000	120,381
	China Lesso Group Holdings Ltd.	4,232,000	3,658,664
	China Lilang Ltd.	2,086,000	1,133,173
* Ω	China Literature Ltd.	1,372,000	6,338,755
# *	China Longevity Group Co. Ltd.	1,076,350	35,240
* ††	China Maple Leaf Educational Systems Ltd.	7,090,000	60,516
	China Medical System Holdings Ltd.	5,268,500	8,746,339
	China Meidong Auto Holdings Ltd.	60,000	93,108
	China Merchants Land Ltd.	7,804,000	481,973
	China Merchants Port Holdings Co. Ltd.	4,575,230	6,788,826
	China Merchants Property Operation & Service Co. Ltd., Class A	77,200	173,125
# * ††	China Metal Recycling Holdings Ltd.	2,401,686	0
#	China Modern Dairy Holdings Ltd.	10,694,000	1,325,661
	China National Medicines Corp. Ltd., Class A	75,951	453,509

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	China New Higher Education Group Ltd.	1,994,000	$693,743
*	China New Town Development Co. Ltd.	533,148	4,071
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co.
	Ltd., Class A	401,000	305,370
	China Nonferrous Mining Corp. Ltd.	2,141,000	1,095,694
*	China Oil & Gas Group Ltd.	23,578,000	782,050
	China Oriental Group Co. Ltd.	4,262,000	685,989
	China Overseas Grand Oceans Group Ltd.	7,666,434	4,437,362
	China Overseas Property Holdings Ltd.	4,970,000	5,519,189
	China Power International Development Ltd.	19,267,333	7,313,847
* ††	China Properties Group Ltd.	2,045,000	20,269
	China Publishing & Media Co. Ltd., Class A	378,215	545,046
Ω	China Railway Signal & Communication Corp. Ltd., Class H	4,866,000	2,285,159
	China Railway Tielong Container Logistics Co. Ltd., Class A	220,800	199,185
*	China Rare Earth Holdings Ltd.	6,468,799	392,445
	China Reinsurance Group Corp., Class H	19,613,000	1,502,568
Ω	China Renaissance Holdings Ltd.	773,400	716,289
	China Resources Cement Holdings Ltd.	9,482,000	4,292,719
	China Resources Medical Holdings Co. Ltd.	3,501,000	3,269,323
Ω	China Resources Pharmaceutical Group Ltd.	5,156,000	5,121,774
	China Risun Group Ltd.	3,480,000	1,628,998
*	China Ruyi Holdings Ltd.	17,140,000	4,172,317
	China Sanjiang Fine Chemicals Co. Ltd.	3,115,000	684,637
	China SCE Group Holdings Ltd.	5,175,200	424,199
	China Science Publishing & Media Ltd., Class A	154,000	924,506
# *	China Shanshui Cement Group Ltd.	30,000	4,433
#* Ω	China Shengmu Organic Milk Ltd.	11,703,000	462,353
	China Shineway Pharmaceutical Group Ltd.	1,331,200	1,390,629
# *	China Shuifa Singyes Energy Holdings Ltd.	1,753,000	156,954
*	China Silver Group Ltd.	5,404,000	289,656
# *	China South City Holdings Ltd.	17,588,000	1,145,270
	China Starch Holdings Ltd.	7,505,000	185,995
	China State Construction International Holdings Ltd.	1,896,000	2,357,299
	China Sunshine Paper Holdings Co. Ltd.	1,794,000	626,200
	China Suntien Green Energy Corp. Ltd., Class H	6,391,000	2,799,754
	China Taiping Insurance Holdings Co. Ltd.	5,933,400	6,815,415
	China Testing & Certification International Group Co. Ltd., Class A	163,993	280,249
# *	China Tianrui Group Cement Co. Ltd.	256,000	187,861
	China Tianying, Inc., Class A	657,100	439,780
	China Traditional Chinese Medicine Holdings Co. Ltd.	10,816,000	5,912,645
*	China Travel International Investment Hong Kong Ltd.	9,487,900	2,024,649
	China Tungsten & Hightech Materials Co. Ltd., Class A	177,400	341,050
* ††	China Vered Financial Holding Corp. Ltd.	4,620,000	6,298
	China Water Affairs Group Ltd.	3,782,000	3,031,317
	China West Construction Group Co. Ltd., Class A	135,400	176,913
* ††	China Wood Optimization Holding Ltd.	1,748,000	37,589
	China World Trade Center Co. Ltd., Class A	82,977	222,341
	China XLX Fertiliser Ltd.	1,865,000	895,937
	China Yongda Automobiles Services Holdings Ltd.	2,988,500	2,009,796
* Ω	China Yuhua Education Corp. Ltd.	5,322,000	879,400
# *	China ZhengTong Auto Services Holdings Ltd.	6,073,000	474,292
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	387,600	156,245
	China Zhongwang Holdings Ltd.	8,794,400	352,912
	Chinasoft International Ltd.	9,590,000	6,393,099
*	Chindata Group Holdings Ltd., ADR	41,217	260,079
	Chongqing Department Store Co. Ltd., Class A	124,000	529,620
*	Chongqing Dima Industry Co. Ltd., Class A	104,100	26,921
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	168,988	433,325
	Chongqing Gas Group Corp. Ltd., Class A	74,700	79,496

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Chongqing Iron & Steel Co. Ltd., Class H	1,428,000	$162,394
	Chongqing Machinery & Electric Co. Ltd., Class H	4,630,000	378,612
	Chongqing Rural Commercial Bank Co. Ltd., Class H	8,561,000	3,309,074
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	116,326	126,397
	Chongqing Zaisheng Technology Corp. Ltd., Class A	193,120	124,724
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	392,137	365,796
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	213,700	234,917
	Chow Tai Seng Jewellery Co. Ltd., Class A	148,200	362,505
	Chu Kong Shipping Enterprises Group Co. Ltd.	1,366,000	172,670
	CIFI Ever Sunshine Services Group Ltd.	2,626,000	1,020,338
	CIMC Enric Holdings Ltd.	2,904,000	2,674,809
Ω	CIMC Vehicles Group Co. Ltd., Class H	19,000	19,707
	Cinda Real Estate Co. Ltd., Class A	517,500	335,491
	Cisen Pharmaceutical Co. Ltd., Class A	154,600	360,367
	CITIC Press Corp., Class A	2,200	10,408
	CITIC Resources Holdings Ltd.	11,024,600	662,088
	City Development Environment Co. Ltd., Class A	98,400	167,455
*	Citychamp Watch & Jewellery Group Ltd.	7,168,000	1,078,245
*	CMGE Technology Group Ltd.	2,112,000	683,996
	CMST Development Co. Ltd., Class A	585,300	511,954
*	CNFinance Holdings Ltd., ADR	46,226	122,240
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	106,300	215,468
	COFCO Biotechnology Co. Ltd., Class A	327,200	373,130
	COFCO Joycome Foods Ltd.	8,051,000	2,078,208
	COFCO Sugar Holding Co. Ltd., Class A	155,600	195,809
* ††	Colour Life Services Group Co. Ltd.	1,927,604	28,559
	Comba Telecom Systems Holdings Ltd.	6,502,001	1,272,467
	Concord New Energy Group Ltd.	25,104,964	2,242,367
# *	Confidence Intelligence Holdings Ltd.	54,000	162,636
	Consun Pharmaceutical Group Ltd.	2,208,000	1,435,434
# *	Continental Aerospace Technologies Holding Ltd.	22,083,722	253,935
*	Coolpad Group Ltd.	18,540,000	146,858
	COSCO SHIPPING Development Co. Ltd., Class H	14,759,000	1,979,695
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,373,000	1,074,762
	COSCO SHIPPING Ports Ltd.	7,515,121	4,944,919
*	Cosmopolitan International Holdings Ltd.	892,000	166,049
	CPMC Holdings Ltd.	2,321,000	1,325,638
	CQ Pharmaceutical Holding Co. Ltd., Class A	375,000	424,873
# *	Crazy Sports Group Ltd.	10,687,579	258,406
	Crystal Clear Electronic Material Co. Ltd., Class A	96,035	309,608
	CSG Holding Co. Ltd., Class A	344,300	327,191
*	CSG Smart Science&Technology Co. Ltd., Class A	67,600	68,414
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	124,200	223,931
#	CSSC Hong Kong Shipping Co. Ltd.	3,214,000	554,248
	CTS International Logistics Corp. Ltd., Class A	269,120	388,409
*	CWT International Ltd.	24,080,000	184,059
	Da Ming International Holdings Ltd.	880,000	187,623
Ω	Dali Foods Group Co. Ltd.	4,889,500	2,034,791
*	Dalian Bio-Chem Co. Ltd., Class A	60,476	129,425
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	476,300	347,564
	Dalipal Holdings Ltd.	1,198,000	442,764
	Dare Power Dekor Home Co. Ltd., Class A	112,600	135,448
	Dashang Co. Ltd., Class A	103,508	296,526
*	Datang International Power Generation Co. Ltd., Class H	10,116,000	1,897,067
	Dawnrays Pharmaceutical Holdings Ltd.	4,735,886	809,404
	Dazhong Transportation Group Co. Ltd., Class A	631,520	279,226
	Dazzle Fashion Co. Ltd., Class A	128,728	295,235
	DBG Technology Co. Ltd., Class A	213,483	316,424
	DeHua TB New Decoration Materials Co. Ltd., Class A	152,716	239,612

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Dexin China Holdings Co. Ltd.	2,227,000	$159,645
	Dian Diagnostics Group Co. Ltd., Class A	122,759	480,560
#	Differ Group Auto Ltd.	8,712,000	148,001
	Digital China Group Co. Ltd., Class A	62,030	239,322
	Digital China Holdings Ltd.	3,170,500	1,317,094
	Digital China Information Service Co. Ltd., Class A	276,264	538,360
	Dongfang Electronics Co. Ltd., Class A	225,500	293,013
	Dongfeng Motor Group Co. Ltd., Class H	9,260,000	4,430,448
	Dongguan Aohai Technology Co. Ltd., Class A	35,400	144,913
	Dongguan Development Holdings Co. Ltd., Class A	59,800	86,251
#	Dongjiang Environmental Co. Ltd., Class H	815,375	265,151
	Dongyue Group Ltd.	5,142,000	5,232,571
*	DouYu International Holdings Ltd., ADR	550,357	610,896
	Dynagreen Environmental Protection Group Co. Ltd., Class H	1,777,000	639,406
* Ω	East Buy Holding Ltd.	562,000	1,948,311
	E-Commodities Holdings Ltd.	3,836,000	636,986
	Edan Instruments, Inc., Class A	174,700	393,959
	Edifier Technology Co. Ltd., Class A	196,500	568,602
	Edvantage Group Holdings Ltd.	873,516	303,775
	EEKA Fashion Holdings Ltd.	428,000	602,321
	EIT Environmental Development Group Co. Ltd., Class A	55,432	151,074
	Electric Connector Technology Co. Ltd., Class A	85,813	383,412
*	Elion Energy Co. Ltd., Class A	780,761	463,241
	Era Co. Ltd., Class A	208,900	156,588
	Essex Bio-technology Ltd.	1,240,000	577,538
	Eternal Asia Supply Chain Management Ltd., Class A	640,400	507,226
#	EVA Precision Industrial Holdings Ltd.	4,612,435	514,258
	Everbright Jiabao Co. Ltd., Class A	647,600	280,997
*	EverChina International Holdings Co. Ltd.	13,660,000	282,079
* Ω	Everest Medicines Ltd.	447,500	814,451
	Fangda Special Steel Technology Co. Ltd., Class A	575,000	443,496
#	Fanhua, Inc., Sponsored ADR	168,504	1,390,158
	Far East Horizon Ltd.	6,821,000	6,136,321
	FAWER Automotive Parts Co. Ltd., Class A	207,900	139,996
*	Feitian Technologies Co. Ltd., Class A	88,100	146,548
	Fibocom Wireless, Inc., Class A	123,427	447,846
*	FIH Mobile Ltd.	9,771,000	1,024,314
	Financial Street Holdings Co. Ltd., Class A	388,498	282,926
	Financial Street Property Co. Ltd., Class H	20,000	7,002
	FinVolution Group, ADR	376,583	1,498,800
	First Tractor Co. Ltd., Class H	1,033,176	550,140
	Foryou Corp.	71,500	292,733
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	30,172	37,536
	Fosun International Ltd.	2,190,000	1,535,899
*	Founder Holdings Ltd.	160,000	11,021
	FriendTimes, Inc.	1,044,000	131,755
	Fu Shou Yuan International Group Ltd.	4,095,000	3,323,258
	Fufeng Group Ltd.	6,360,600	3,855,246
* ††	Fuguiniao Co. Ltd.	1,930,000	0
	Fujian Boss Software Development Co. Ltd., Class A	173,994	492,631
	Fujian Longking Co. Ltd., Class A	172,500	414,900
	Fujian Star-net Communication Co. Ltd., Class A	134,073	411,250
# *	Fullshare Holdings Ltd.	41,672,500	536,532
	Fulongma Group Co. Ltd., Class A	133,700	191,914
	Fulu Holdings Ltd.	273,000	167,110
	Funshine Culture Group Co. Ltd., Class A	36,000	273,724
*	Fusen Pharmaceutical Co. Ltd.	141,000	23,841
	Gansu Energy Chemical Co. Ltd., Class A	702,200	342,010
	Gansu Qilianshan Cement Group Co. Ltd., Class A	149,233	243,120

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Gansu Shangfeng Cement Co. Ltd., Class A	225,361	$366,288
*	GCL New Energy Holdings Ltd.	1,322,100	87,850
*	GDS Holdings Ltd., Class A	2,525,200	4,889,274
	Gemdale Properties & Investment Corp. Ltd.	26,046,000	1,729,820
*	Gem-Year Industrial Co. Ltd., Class A	126,000	87,254
Ω	Genertec Universal Medical Group Co. Ltd.	4,264,000	2,837,066
*	Genimous Technology Co. Ltd., Class A	330,115	313,128
	GEPIC Energy Development Co. Ltd., Class A	193,100	142,090
	Getein Biotech, Inc., Class A	174,696	359,512
*	Glorious Property Holdings Ltd.	11,042,501	106,983
*	Glory Health Industry Ltd.	4,513,000	102,410
	Goldcard Smart Group Co. Ltd.	147,600	286,194
*	Golden Eagle Retail Group Ltd.	2,637,000	1,518,694
Ω	Golden Throat Holdings Group Co. Ltd.	863,500	298,025
	GoldenHome Living Co. Ltd., Class A	52,892	271,041
	Goldenmax International Group Ltd., Class A	117,100	143,374
	Goldlion Holdings Ltd.	1,322,962	211,047
	Goldpac Group Ltd.	1,374,000	301,815
# *	GOME Retail Holdings Ltd.	34,090,000	456,001
*	Gosuncn Technology Group Co. Ltd., Class A	352,291	178,752
*	Grand Baoxin Auto Group Ltd.	3,688,492	169,476
*	Grand Industrial Holding Group Co. Ltd.	106,700	125,121
	Grand Pharmaceutical Group Ltd., Class L	4,069,500	2,649,858
	Grandblue Environment Co. Ltd., Class A	163,495	474,726
*	Grandjoy Holdings Group Co. Ltd., Class A	387,500	204,851
*	Greattown Holdings Ltd., Class A	293,300	131,844
*	Greatview Aseptic Packaging Co. Ltd.	2,628,000	587,332
	Gree Real Estate Co. Ltd., Class A	69,900	81,307
	Greenland Hong Kong Holdings Ltd.	4,301,000	330,085
	Greentown China Holdings Ltd.	3,365,148	4,044,383
Ω	Greentown Management Holdings Co. Ltd.	1,911,000	1,827,855
#	Greentown Service Group Co. Ltd.	5,616,000	3,449,998
	GRG Metrology & Test Group Co. Ltd., Class A	99,900	326,927
	Grinm Advanced Materials Co. Ltd., Class A	153,300	304,983
	Guangdong Advertising Group Co. Ltd., Class A	232,900	196,453
	Guangdong Aofei Data Technology Co. Ltd., Class A	225,200	422,400
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	585,600	561,346
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	329,500	321,567
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	455,500	336,100
	Guangdong Dongpeng Holdings Co. Ltd.	171,200	205,309
	Guangdong Dowstone Technology Co. Ltd., Class A	142,600	270,543
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	197,000	218,730
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	106,800	333,322
*	Guangdong Highsun Group Co. Ltd., Class A	256,300	73,690
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	324,900	156,876
	Guangdong Huiyun Tianium Industry Co. Ltd., Class A	70,200	99,157
	Guangdong Hybribio Biotech Co. Ltd., Class A	62,771	132,936
	Guangdong Investment Ltd.	7,234,000	6,915,533
	Guangdong Land Holdings Ltd.	1,456,800	144,927
	Guangdong Provincial Expressway Development Co. Ltd., Class A	326,787	366,312
	Guangdong Shirongzhaoye Co. Ltd., Class A	333,100	303,739
	Guangdong Sirio Pharma Co. Ltd., Class A	6,200	31,495
	Guangdong South New Media Co. Ltd., Class A	56,100	398,903
	Guangdong Tapai Group Co. Ltd., Class A	239,500	280,551
	Guangdong Topstar Technology Co. Ltd., Class A	56,500	100,788
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	169,630	400,349
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	836,400	325,279
*	Guangshen Railway Co. Ltd., Class H	6,028,000	1,409,009

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangxi Liugong Machinery Co. Ltd., Class A	494,020	$544,018
	Guangxi LiuYao Group Co. Ltd., Class A	99,080	341,130
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	859,480	324,154
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	482,000	1,583,429
	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	176,900	167,851
	Guangzhou Jet Biofiltration Co. Ltd., Class A	11,490	33,963
	Guangzhou KDT Machinery Co. Ltd., Class A	76,498	183,337
	Guangzhou Restaurant Group Co. Ltd., Class A	66,240	293,601
	Guangzhou Wondfo Biotech Co. Ltd., Class A	87,800	381,936
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	286,300	335,770
	Guizhou Gas Group Corp. Ltd., Class A	223,900	256,388
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	434,796	426,526
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	393,900	277,162
	Guizhou Zhenhua E-chem, Inc., Class A	20,311	103,407
#	Guolian Securities Co. Ltd., Class H	1,395,500	688,968
	Guomai Technologies, Inc., Class A	185,400	208,221
*	Guosheng Financial Holding, Inc., Class A	92,900	109,845
* Ω	Haichang Ocean Park Holdings Ltd.	10,334,000	2,139,378
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	58,020	165,160
*	Hainan Meilan International Airport Co. Ltd., Class H	689,000	1,428,773
	Hainan Poly Pharm Co. Ltd., Class A	88,400	269,786
	Hainan Strait Shipping Co. Ltd., Class A	370,150	365,380
	Haitian International Holdings Ltd.	2,497,000	6,487,906
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	1,446,000	164,110
*	Hand Enterprise Solutions Co. Ltd., Class A	166,200	259,145
	Hangxiao Steel Structure Co. Ltd., Class A	584,208	375,180
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	27,900	197,463
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	19,539	153,747
	Hangzhou Onechance Tech Corp., Class A	51,270	222,925
* Ω	Harbin Bank Co. Ltd., Class H	1,742,000	60,029
	Harbin Boshi Automation Co. Ltd., Class A	272,200	653,224
*	Harbin Electric Co. Ltd., Class H	3,089,413	1,377,414
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	509,600	170,105
*	Harbin Pharmaceutical Group Co. Ltd., Class A	756,700	356,559
* ††	Harmonicare Medical Holdings Ltd.	2,321,000	0
	HBIS Resources Co. Ltd., Class A	181,600	364,468
* Ω	HBM Holdings Ltd.	1,109,000	293,048
	Health & Happiness H&H International Holdings Ltd.	861,000	1,474,435
*	Healthcare Co. Ltd., Class A	79,400	117,069
*	Hebei Construction Group Corp. Ltd., Class H	105,000	10,861
	Hefei Urban Construction Development Co. Ltd., Class A	29,500	28,169
#	Hello Group, Inc., Sponsored ADR	587,304	4,909,861
	Henan Jindan Lactic Acid Technology Co. Ltd., Class A	38,800	121,513
	Henan Lingrui Pharmaceutical Co., Class A	160,300	387,189
	Henan Mingtai Al Industrial Co. Ltd., Class A	168,900	339,037
	Henan Pinggao Electric Co. Ltd., Class A	225,500	374,511
*	Henan Senyuan Electric Co. Ltd., Class A	65,900	44,372
	Henan Thinker Automatic Equipment Co. Ltd., Class A	61,387	167,679
*	Henan Yicheng New Energy Co. Ltd., Class A	530,100	408,779
	Henan Yuguang Gold & Lead Co. Ltd., Class A	184,400	170,296
*	Henan Yuneng Holdings Co. Ltd., Class A	197,300	126,384
	Henan Zhongyuan Expressway Co. Ltd., Class A	781,023	384,772
	Hengan International Group Co. Ltd.	2,254,500	10,069,629
# *	Hengdeli Holdings Ltd.	12,009,399	217,733
	Hexing Electrical Co. Ltd., Class A	181,690	567,759
*	Hi Sun Technology China Ltd.	9,243,000	873,363
	Hisense Home Appliances Group Co. Ltd., Class H	1,502,000	3,474,700
*	Holitech Technology Co. Ltd., Class A	776,200	348,798
	Homeland Interactive Technology Ltd.	50,000	10,659

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Hongda Xingye Co. Ltd., Class A	712,200	$263,372
*	Honghua Group Ltd.	13,583,000	350,407
*	Hongli Zhihui Group Co. Ltd., Class A	165,600	169,823
*†† Ω	Honworld Group Ltd.	1,105,500	107,525
* Ω	Hope Education Group Co. Ltd.	9,156,000	702,967
	Hopson Development Holdings Ltd.	3,432,596	3,052,187
* Ω	Hua Hong Semiconductor Ltd.	2,229,000	9,159,200
*	Hua Yin International Holdings Ltd.	960,000	54,492
	Huaan Securities Co. Ltd., Class A	577,766	417,229
	Huabao Flavours & Fragrances Co. Ltd., Class A	26,786	92,785
	Huadian Power International Corp. Ltd., Class H	3,916,000	1,899,138
*	Huafon Microfibre Shanghai Technology Co. Ltd.	475,200	268,029
	Huafu Fashion Co. Ltd., Class A	522,852	232,713
# *	Huanxi Media Group Ltd.	2,850,000	360,025
	Huapont Life Sciences Co. Ltd., Class A	498,900	380,667
*	Huawen Media Group, Class A	181,300	67,855
*	Huaxi Holdings Co. Ltd.	560,000	97,756
#	Huazhong In-Vehicle Holdings Co. Ltd.	2,112,000	650,830
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	800,969	398,510
	Huishang Bank Corp. Ltd., Class H	34,000	10,814
	Hunan Aihua Group Co. Ltd., Class A	132,187	424,126
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	208,900	102,636
*	HUYA, Inc., ADR	319,901	1,039,678
* Ω	Hygeia Healthcare Holdings Co. Ltd.	1,068,800	7,876,200
*	Hytera Communications Corp. Ltd., Class A	439,400	380,309
*	HyUnion Holding Co. Ltd., Class A	258,400	276,403
*	IAT Automobile Technology Co. Ltd., Class A	48,400	84,174
*	IBO Technology Co. Ltd.	784,000	132,396
* Ω	iDreamSky Technology Holdings Ltd.	2,198,400	1,001,070
Ω	IMAX China Holding, Inc.	386,000	375,488
	Infore Environment Technology Group Co. Ltd., Class A	493,200	377,722
#* Ω	Ingdan, Inc.	2,236,000	447,384
*	Inkeverse Group Ltd.	387,000	53,931
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	1,169,100	680,989
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	372,400	469,192
	Inner Mongolia Yitai Coal Co. Ltd., Class H	538,700	1,101,826
*	Innuovo Technology Co. Ltd., Class A	364,600	338,152
*	Inspur Digital Enterprise Technology Ltd.	1,968,000	967,101
*	Inspur Software Co. Ltd., Class A	10,900	25,426
	Intco Medical Technology Co. Ltd., Class A	129,227	408,771
	Intron Technology Holdings Ltd.	478,000	322,224
*	iQIYI, Inc., ADR	784,425	4,784,992
	IReader Technology Co. Ltd., Class A	103,700	373,721
*	IRICO Group New Energy Co. Ltd., Class H	107,700	115,793
	IVD Medical Holding Ltd.	291,000	51,253
	Jack Technology Co. Ltd., Class A	117,400	324,935
	Jade Bird Fire Co. Ltd., Class A	97,680	355,356
	Jenkem Technology Co. Ltd., Class A	14,415	262,091
*	JH Educational Technology, Inc.	1,052,000	155,628
*	Jiajiayue Group Co. Ltd., Class A	136,899	292,027
	Jiangling Motors Corp. Ltd., Class A	152,600	302,543
*	Jiangnan Group Ltd.	13,956,000	694,691
	Jiangsu Azure Corp., Class A	123,200	198,277
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	6,494	61,115
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	52,100	252,600
	Jiangsu Canlon Building Materials Co. Ltd., Class A	49,800	104,474
	Jiangsu Chuanzhiboke Education Technology Co. Ltd., Class A	22,300	47,286
	Jiangsu Cnano Technology Co. Ltd., Class A	33,939	264,636
*	Jiangsu Etern Co. Ltd., Class A	132,100	122,737

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Expressway Co. Ltd., Class H	2,660,000	$2,694,471
	Jiangsu Guomao Reducer Co. Ltd., Class A	100,300	281,949
	Jiangsu Guotai International Group Co. Ltd., Class A	423,995	501,291
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	20,400	219,577
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	28,500	46,931
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	101,300	188,633
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	721,920	425,608
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	106,500	308,206
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	147,440	628,260
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	231,407	164,037
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	29,900	166,173
	Jiangsu Linyang Energy Co. Ltd., Class A	164,500	186,779
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	192,952	334,705
	Jiangsu Shagang Co. Ltd., Class A	490,300	277,694
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	223,800	321,402
	Jiangsu Sidike New Material Science & Technology Co. Ltd.,Class A	61,427	205,724
	Jiangsu Sopo Chemical Co., Class A	128,801	129,396
	Jiangsu ToLand Alloy Co. Ltd., Class A	55,950	396,120
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	643,810	428,837
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	889,300	341,868
	Jiangxi Bank Co. Ltd., Class H	325,000	41,012
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	41,200	76,992
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	131,600	227,292
	Jiangxi Wannianqing Cement Co. Ltd., Class A	131,130	167,121
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	36,204	151,260
	Jiangzhong Pharmaceutical Co. Ltd., Class A	196,640	663,859
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	189,534	141,451
	Jiayou International Logistics Co. Ltd., Class A	29,540	119,637
*	Jilin Chemical Fibre, Class A	180,200	102,142
*	Jilin Electric Power Co. Ltd., Class A	584,300	460,076
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	133,703	39,346
#	Jinchuan Group International Resources Co. Ltd.	11,989,000	858,932
	Jinduicheng Molybdenum Co. Ltd., Class A	218,120	353,900
	Jingjin Equipment, Inc., Class A	53,500	223,623
* ††	Jingrui Holdings Ltd.	2,219,000	48,057
	Jingwei Textile Machinery Co. Ltd., Class A	242,100	324,413
	Jinhui Liquor Co. Ltd., Class A	111,000	411,631
	Jinke Smart Services Group Co. Ltd., Class H	192,600	295,200
# *	JinkoSolar Holding Co. Ltd., ADR	157,507	7,813,922
*	Jinlei Technology Co. Ltd., Class A	47,000	270,692
*	Jinmao Property Services Co. Ltd.	122,779	58,348
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	526,520	850,751
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	538,000	241,192
	Jinneng Science&Technology Co. Ltd., Class A	176,300	236,451
Ω	Jiumaojiu International Holdings Ltd.	2,036,000	4,574,714
	Jiuzhitang Co. Ltd., Class A	287,600	545,249
	JNBY Design Ltd.	762,000	838,746
*	Jointo Energy Investment Co. Ltd. Hebei, Class A	676,496	584,007
*	Joy City Property Ltd.	18,082,000	749,835
# *	Joy Spreader Group, Inc.	3,229,000	375,238
	Joyoung Co. Ltd., Class A	158,340	372,699
#	JOYY, Inc., ADR	9,795	298,062
Ω	JS Global Lifestyle Co. Ltd.	2,969,500	2,632,678
	JSTI Group, Class A	213,888	201,849
	Ju Teng International Holdings Ltd.	4,732,000	786,088
	Jushri Technologies, Inc., Class A	79,980	144,785
#* Ω	JW Cayman Therapeutics Co. Ltd.	467,500	197,403
	JY Grandmark Holdings Ltd.	431,000	69,991
*	Kaiser China Cultural Co. Ltd., Class A	278,000	261,692

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Kaishan Group Co. Ltd., Class A	117,900	$283,751
* Ω	Kangda International Environmental Co. Ltd.	3,143,000	199,471
	Kangji Medical Holdings Ltd.	886,500	1,117,068
*	Kasen International Holdings Ltd.	3,137,000	140,287
	Keda Industrial Group Co. Ltd., Class A	71,400	129,793
*	Keshun Waterproof Technologies Co. Ltd., Class A	259,840	404,980
	Kidswant Children Products Co. Ltd., Class A	75,200	118,381
	Kinetic Development Group Ltd.	2,496,000	206,950
	Kingboard Holdings Ltd.	2,616,921	8,014,926
	Kingboard Laminates Holdings Ltd.	3,778,000	3,893,565
	KingClean Electric Co. Ltd., Class A	9,440	36,924
*	Kingsoft Cloud Holdings Ltd.	392,000	152,114
	Kingsoft Corp. Ltd.	3,366,000	14,796,002
* Ω	Kintor Pharmaceutical Ltd.	286,500	198,256
*	Ko Yo Chemical Group Ltd.	808,000	15,653
	Konka Group Co. Ltd., Class A	409,684	280,801
	KPC Pharmaceuticals, Inc., Class A	259,500	791,160
	Kunlun Energy Co. Ltd.	12,390,000	11,485,621
	Kunming Yunnei Power Co. Ltd., Class A	333,300	115,591
	Kunshan Dongwei Technology Co. Ltd.,Class A	24,504	298,440
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	167,800	158,746
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	30,200	312,182
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	78,245	151,822
# *	KWG Group Holdings Ltd.	4,971,450	656,271
	KWG Living Group Holdings Ltd.	3,815,225	517,938
*	Lakala Payment Co. Ltd., Class A	162,100	397,336
	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	291,200	223,250
*	Launch Tech Co. Ltd., Class H	20,000	5,549
	Lee & Man Chemical Co. Ltd.	920,785	602,050
	Lee & Man Paper Manufacturing Ltd.	5,074,000	2,156,796
	Lee’s Pharmaceutical Holdings Ltd.	1,146,000	219,121
Ω	Legend Holdings Corp., Class H	1,760,900	1,844,837
*	Leo Group Co. Ltd., Class A	1,533,542	498,581
*	LexinFintech Holdings Ltd., ADR	397,731	950,577
	Leyard Optoelectronic Co. Ltd., Class A	349,200	319,716
	Lianhe Chemical Technology Co. Ltd., Class A	139,300	241,812
	Liao Ning Oxiranchem, Inc., Class A	97,100	113,091
	Liaoning Port Co. Ltd., Class H	650,000	58,022
	Lier Chemical Co. Ltd., Class A	168,180	354,685
*	Lifestyle China Group Ltd.	1,804,000	265,417
*	Lifetech Scientific Corp.	15,008,000	5,256,988
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	408,100	200,867
*	Lingyuan Iron & Steel Co. Ltd., Class A	490,702	153,838
	Liuzhou Iron & Steel Co. Ltd., Class A	526,880	331,918
	Livzon Pharmaceutical Group, Inc., Class H	641,903	2,327,865
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	113,500	379,693
#	LK Technology Holdings Ltd.	1,691,500	1,729,991
	Loncin Motor Co. Ltd., Class A	491,800	341,344
	Long Yuan Construction Group Co. Ltd., Class A	398,400	286,803
	Longhua Technology Group Luoyang Co. Ltd., Class A	171,400	197,362
	Lonking Holdings Ltd.	9,159,000	1,623,933
	Luenmei Quantum Co. Ltd., Class A	311,012	275,235
	Luolai Lifestyle Technology Co. Ltd., Class A	144,040	265,175
*	Luoniushan Co. Ltd., Class A	181,128	195,785
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	247,500	253,006
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	20,600	121,484
	Lushang Health Industry Development Co. Ltd., Class A	227,000	359,668
* Ω	Luye Pharma Group Ltd.	6,966,500	3,426,335
*	LVGEM China Real Estate Investment Co. Ltd.	1,136,000	247,032

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Maanshan Iron & Steel Co. Ltd., Class H	4,056,048	$865,846
	Maccura Biotechnology Co. Ltd., Class A	132,661	314,996
* Ω	Maoyan Entertainment	1,525,600	1,698,256
*	Markor International Home Furnishings Co. Ltd., Class A	520,780	204,531
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	136,525	516,225
* Ω	Meitu, Inc.	4,748,500	1,327,893
	M-Grass Ecology & Environment Group Co. Ltd., Class A	120,300	60,318
Ω	Midea Real Estate Holding Ltd.	268,400	320,860
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	21,400	285,884
	Min Xin Holdings Ltd.	730,000	315,069
	Ming Yuan Cloud Group Holdings Ltd.	1,729,000	899,015
*	Mingfa Group International Co. Ltd.	3,979,000	147,763
	Minmetals Land Ltd.	8,218,000	500,018
Ω	Minsheng Education Group Co. Ltd.	432,000	20,447
	Minth Group Ltd.	2,963,000	8,579,622
	MLS Co. Ltd., Class A	322,200	414,246
*	MMG Ltd.	10,862,999	3,974,813
* Ω	Mobvista, Inc.	422,000	210,111
	Monalisa Group Co. Ltd., Class A	93,400	232,231
*	Montnets Cloud Technology Group Co. Ltd., Class A	73,670	159,768
	MYS Group Co. Ltd., Class A	215,887	106,061
* ††	Nan Hai Corp. Ltd.	24,100,000	20,263
	NanJi E-Commerce Co. Ltd., Class A	534,600	340,319
	Nanjing Chervon Auto Precision Technology Co. Ltd., Class A	20,700	47,540
	Nanjing Hanrui Cobalt Co. Ltd., Class A	59,700	286,465
*	Nanjing Sample Technology Co. Ltd., Class H	111,500	57,140
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	224,500	266,080
	Nanjing Yunhai Special Metals Co. Ltd., Class A	164,900	552,163
*	Natural Food International Holding Ltd., Class H	314,000	19,049
	NetDragon Websoft Holdings Ltd.	973,500	1,906,304
	Netjoy Holdings Ltd.	120,000	16,156
* Ω	New Century Healthcare Holding Co. Ltd.	35,000	2,138
	New Hope Dairy Co. Ltd., Class A	23,600	56,404
*	New World Department Store China Ltd.	1,787,462	205,289
*	Newborn Town, Inc.	370,000	80,281
	Newland Digital Technology Co. Ltd., Class A	145,500	336,260
	Nexteer Automotive Group Ltd.	3,410,000	1,911,597
	Nine Dragons Paper Holdings Ltd.	6,261,000	4,343,800
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	111,814	89,271
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	60,500	284,398
	Ningbo Huaxiang Electronic Co. Ltd., Class A	181,338	343,695
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	48,600	89,748
	Ningbo Yunsheng Co. Ltd., Class A	269,400	328,110
	Ningxia Jiaze New Energy Co. Ltd., Class A	540,400	375,331
*	Niu Technologies, Sponsored ADR	109,628	407,816
*	Noah Holdings Ltd., Sponsored ADR	114,353	1,813,639
	Norinco International Cooperation Ltd., Class A	350,186	918,890
	North Huajin Chemical Industries Co. Ltd., Class A	342,500	346,251
	Northeast Pharmaceutical Group Co. Ltd., Class A	218,903	183,702
	Northeast Securities Co. Ltd., Class A	437,410	482,172
	Northking Information Technology Co. Ltd., Class A	99,966	502,084
	NSFOCUS Technologies Group Co. Ltd., Class A	196,548	360,759
*	NVC International Holdings Ltd.	1,770,000	14,431
	Ocean’s King Lighting Science & Technology Co. Ltd., Class A	102,380	132,126
*	Oceanwide Holdings Co. Ltd., Class A	1,587,777	197,244
#* Ω	Ocumension Therapeutics	288,000	324,253
	Olympic Circuit Technology Co. Ltd., Class C	123,835	315,382
	Opple Lighting Co. Ltd., Class A	104,330	314,147
	ORG Technology Co. Ltd., Class A	660,320	455,976

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Orient Group, Inc., Class A	758,900	$256,715
	Oriental Energy Co. Ltd., Class A	345,700	442,255
*	Ourpalm Co. Ltd., Class A	789,500	703,026
*	Overseas Chinese Town Asia Holdings Ltd.	664,183	57,102
	Pacific Online Ltd.	1,798,365	183,868
*	Pacific Securities Co. Ltd., Class A	983,971	387,321
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	96,358	327,288
	PAX Global Technology Ltd.	2,908,000	2,395,439
	PCI Technology Group Co. Ltd., Class A	396,540	402,720
* Ω	Peijia Medical Ltd.	1,166,000	1,476,231
#	Perennial Energy Holdings Ltd.	1,325,000	237,165
	PharmaBlock Sciences Nanjing, Inc., Class A	16,700	134,959
	PhiChem Corp., Class A	161,226	425,408
*	Phoenix Media Investment Holdings Ltd.	6,320,000	250,541
#* Ω	Ping An Healthcare & Technology Co. Ltd.	1,546,700	3,866,326
*	PNC Process Systems Co. Ltd., Class A	51,500	312,345
*	Polaris Bay Group Co. Ltd., Class A	155,400	153,996
	Poly Property Group Co. Ltd.	8,981,500	2,340,172
	Poly Property Services Co. Ltd., Class H	493,200	3,050,435
Ω	Pop Mart International Group Ltd.	91,400	221,719
	Pou Sheng International Holdings Ltd.	10,648,806	883,548
#	Prinx Chengshan Holding Ltd.	149,000	106,153
# *	PW Medtech Group Ltd.	3,468,000	230,876
# *	Q Technology Group Co. Ltd.	1,718,000	842,162
	Qifu Technology, Inc., ADR	313,070	5,522,555
	Qingdao East Steel Tower Stock Co. Ltd., Class A	182,800	213,039
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	158,122	338,210
	Qingdao Gon Technology Co. Ltd., Class A	87,300	311,531
	Qingdao Hanhe Cable Co. Ltd., Class A	820,300	482,463
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	46,153	194,028
Ω	Qingdao Port International Co. Ltd., Class H	461,000	269,915
	Qingdao Rural Commercial Bank Corp., Class A	900,600	377,374
	Qingdao Topscomm Communication, Inc., Class A	182,700	246,235
	Qingling Motors Co. Ltd., Class H	3,834,000	396,503
	Qinhuangdao Port Co. Ltd., Class H	2,885,500	504,607
*	Qudian, Inc., Sponsored ADR	96,525	121,622
#	Radiance Holdings Group Co. Ltd.	90,000	46,551
	Rainbow Digital Commercial Co. Ltd., Class A	356,250	320,273
*	Raisecom Technology Co. Ltd., Class A	133,429	144,789
*	Rastar Group, Class A	295,400	215,577
	Realcan Pharmaceutical Group Co. Ltd., Class A	513,200	278,251
Ω	Red Star Macalline Group Corp. Ltd., Class H	1,438,920	648,432
#* Ω	Redco Properties Group Ltd.	5,362,000	908,507
* Ω	Remegen Co. Ltd., Class H	249,500	1,466,225
	Renhe Pharmacy Co. Ltd., Class A	409,700	390,328
	Rianlon Corp., Class A	37,450	219,135
	Richinfo Technology Co. Ltd., Class A	82,600	328,322
*	RiseSun Real Estate Development Co. Ltd., Class A	982,152	225,786
	Road King Infrastructure Ltd.	1,138,000	453,465
	Rongan Property Co. Ltd., Class A	781,700	317,390
*	Roshow Technology Co. Ltd., Class A	349,300	388,846
	Ruida Futures Co. Ltd., Class A	60,000	126,917
	Runjian Co. Ltd., Class A	47,300	290,688
	Sai Micro Electronics, Inc., Class A	123,600	362,636
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	321,008	158,263
	Sanquan Food Co. Ltd., Class A	115,000	279,172
	Sansteel Minguang Co. Ltd. Fujian, Class A	582,194	396,186
	Sansure Biotech, Inc., Class A	114,174	309,312
	Sanxiang Impression Co. Ltd., Class A	36,100	19,993

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sany Heavy Equipment International Holdings Co. Ltd.	4,319,000	$5,728,697
*	Saurer Intelligent Technology Co. Ltd., Class A.	187,800	70,620
*	Seazen Group Ltd.	7,440,571	1,599,434
#	S-Enjoy Service Group Co. Ltd.	993,000	618,209
	Shaan Xi Provincial Natural Gas Co. Ltd., Class A	370,990	410,094
	Shaanxi Construction Machinery Co. Ltd., Class A	134,660	98,469
	Shandong Bohui Paper Industrial Co. Ltd., Class A	238,603	220,374
*	Shandong Chenming Paper Holdings Ltd., Class H	1,649,750	507,596
	Shandong Dawn Polymer Co. Ltd., Class A	71,300	177,453
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	231,900	347,208
	Shandong Head Group Co. Ltd., Class A	68,160	194,836
*	Shandong Hi-Speed New Energy Group Ltd.	59,768,570	473,457
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	278,700	312,324
	Shandong Humon Smelting Co. Ltd., Class A	230,600	408,698
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	55,100	160,213
*	Shandong Longda Meishi Co. Ltd., Class A	172,910	209,290
# *	Shandong Molong Petroleum Machinery Co. Ltd., Class H	752,400	256,849
	Shandong New Beiyang Information Technology Co. Ltd., Class A	207,300	224,097
	Shandong Pharmaceutical Glass Co. Ltd., Class A	15,900	56,513
	Shandong Publishing & Media Co. Ltd., Class A	303,000	507,248
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,601,200	9,557,838
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	582,400	509,159
	Shanghai AJ Group Co. Ltd., Class A	426,800	332,638
	Shanghai AtHub Co. Ltd., Class A	77,900	392,008
	Shanghai Baolong Automotive Corp., Class A	29,700	189,896
	Shanghai Belling Co. Ltd., Class A	135,946	370,686
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	94,439	230,769
	Shanghai Environment Group Co. Ltd., Class A	184,073	257,478
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	838,000	2,536,917
#	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	1,054,000	427,645
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	43,800	377,867
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	40,600	260,502
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	98,000	347,147
# Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	145,900	801,906
	Shanghai Industrial Development Co. Ltd., Class A	447,650	231,661
	Shanghai Industrial Holdings Ltd.	1,807,000	2,647,822
	Shanghai Industrial Urban Development Group Ltd.	9,389,000	581,222
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	179,421	303,795
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	98,000	353,779
	Shanghai Liangxin Electrical Co. Ltd., Class A	220,065	365,558
	Shanghai Maling Aquarius Co. Ltd., Class A	281,725	338,444
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	134,034	277,721
	Shanghai Medicilon, Inc., Class A	6,327	137,330
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	15,743	394,084
	Shanghai Moons’ Electric Co. Ltd., Class A	44,800	252,358
	Shanghai Pioneer Holding Ltd.	1,781,000	588,551
	Shanghai Pudong Construction Co. Ltd., Class A	391,992	405,234
	Shanghai QiFan Cable Co. Ltd., Class A	42,500	126,770
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	19,300	60,260
*	Shanghai Runda Medical Technology Co. Ltd., Class A	32,500	60,881
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	224,633	435,923
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	47,400	287,763
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	127,300	190,013
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	184,300	311,565
	Shanghai Weaver Network Co. Ltd., Class A	39,329	429,239
	Shanghai Yaoji Technology Co. Ltd., Class A	71,600	357,235
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	26,000	65,301
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	238,400	183,599
	Shanxi Blue Flame Holding Co. Ltd., Class A	189,900	221,189

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanxi Coking Co. Ltd., Class A	462,417	$359,980
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	252,500	464,354
	Shanying International Holding Co. Ltd., Class A	1,207,015	413,459
*	Shengda Resources Co. Ltd., Class A	221,907	602,020
	Shenguan Holdings Group Ltd.	1,628,000	80,037
	Shengyuan Environmental Protection Co. Ltd., Class A	62,200	161,709
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	21,100	533,755
	Shenzhen Agricultural Products Group Co. Ltd., Class A	473,032	440,232
	Shenzhen Airport Co. Ltd., Class A	560,000	591,103
	Shenzhen Aisidi Co. Ltd., Class A	254,900	319,723
*	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	272,700	138,832
*	Shenzhen Center Power Tech Co. Ltd., Class A	76,600	186,548
	Shenzhen Cereals Holdings Co. Ltd., Class A	51,400	56,436
	Shenzhen Changhong Technology Co. Ltd., Class A	139,800	354,403
	Shenzhen Click Technology Co. Ltd., Class A	76,799	166,409
	Shenzhen Colibri Technologies Co. Ltd., Class A	17,400	39,719
	Shenzhen Das Intellitech Co. Ltd., Class A	657,611	366,871
	Shenzhen Desay Battery Technology Co., Class A	92,288	492,818
	Shenzhen Envicool Technology Co. Ltd., Class A	81,560	469,182
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	307,518	508,232
	Shenzhen Expressway Corp. Ltd., Class H	2,628,400	2,450,737
	Shenzhen Gongjin Electronics Co. Ltd., Class A	192,000	257,150
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	120,400	274,151
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	522,000	351,071
	Shenzhen Heungkong Holding Co. Ltd., Class A	1,427,460	398,138
	Shenzhen Huaqiang Industry Co. Ltd., Class A	114,800	203,270
	Shenzhen International Holdings Ltd.	5,434,792	4,892,763
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	33,500	8,376
	Shenzhen Investment Ltd.	12,727,720	2,454,945
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	157,634	253,757
	Shenzhen Jinjia Group Co. Ltd., Class A	309,800	327,484
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	179,300	138,103
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	63,500	75,140
	Shenzhen Leaguer Co. Ltd., Class A	119,000	149,760
	Shenzhen Megmeet Electrical Co. Ltd., Class A	132,228	574,785
	Shenzhen Microgate Technology Co. Ltd., Class A	188,700	233,106
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	567,300	277,785
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	264,600	124,691
	Shenzhen Noposion Agrochemicals Co. Ltd., Class A	186,200	210,807
	Shenzhen Properties & Resources Development Group Ltd., Class A	76,600	106,927
	Shenzhen Sunline Tech Co. Ltd., Class A	229,100	387,368
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	43,608	230,709
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	299,700	522,244
	Shenzhen Tagen Group Co. Ltd., Class A	317,710	245,884
	Shenzhen Topband Co. Ltd., Class A	241,575	393,578
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	5,600	25,458
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	256,400	254,479
*	Shenzhen World Union Group, Inc., Class A	613,800	240,072
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	369,168	284,793
	Shenzhen Yinghe Technology Co. Ltd., Class A	121,600	323,808
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	238,000	294,202
	Shenzhen Zhenye Group Co. Ltd., Class A	410,400	286,909
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	362,300	362,297
* ††	Shimao Group Holdings Ltd.	1,317,500	139,107
	Shinghwa Advanced Material Group Co. Ltd., Class A	17,000	160,495
	Shinva Medical Instrument Co. Ltd., Class A	90,780	422,009
	Shoucheng Holdings Ltd.	9,427,600	2,444,534
	Shougang Fushan Resources Group Ltd.	8,021,128	2,726,355
*	Shouhang High-Tech Energy Co. Ltd., Class A	620,500	342,127

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shui On Land Ltd.	13,955,143	$1,692,145
	Sichuan Expressway Co. Ltd., Class H	3,998,000	1,024,722
	Sichuan Furong Technology Co. Ltd., Class A	55,070	117,984
*	Sichuan Haite High-tech Co. Ltd., Class A	124,976	160,943
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	108,300	488,092
*	Sichuan Lutianhua Co. Ltd., Class A	246,800	161,643
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	90,600	239,101
	Sihuan Pharmaceutical Holdings Group Ltd.	14,226,000	1,457,032
*	Silver Grant International Holdings Group Ltd.	6,192,000	224,888
Ω	Simcere Pharmaceutical Group Ltd.	1,664,000	1,966,852
# *	Sinco Pharmaceuticals Holdings Ltd.	1,440,000	73,505
* ††	Sinic Holdings Group Co. Ltd., Class H	235,000	0
	Sino Wealth Electronic Ltd., Class A	69,405	340,829
	Sinocare, Inc., Class A	6,500	27,002
	Sinochem International Corp., Class A	335,900	301,303
	Sinofert Holdings Ltd.	8,829,327	1,115,970
* ††	Sino-I Technology Ltd.	3,950,000	1,912
*	Sinolink Worldwide Holdings Ltd.	15,827,440	333,179
	Sinomach Automobile Co. Ltd., Class A	282,400	417,344
	Sino-Ocean Group Holding Ltd.	12,465,000	1,100,088
	Sinopec Engineering Group Co. Ltd., Class H	6,040,000	3,132,112
	Sinopec Kantons Holdings Ltd.	4,360,000	1,613,787
*	Sinopec Oilfield Service Corp., Class H	8,788,000	740,105
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	12,030,000	2,103,736
	Sino-Platinum Metals Co. Ltd., Class A	147,084	356,195
	Sinoseal Holding Co. Ltd., Class A	39,200	260,725
	Sinosteel Engineering & Technology Co. Ltd., Class A	304,000	389,214
	Sinotrans Ltd., Class H	8,133,000	2,814,157
	Sinotruk Hong Kong Ltd.	2,630,500	4,020,037
	Sinotruk Jinan Truck Co. Ltd., Class A	108,600	228,985
	Skyworth Group Ltd.	6,138,266	3,060,199
	Sobute New Materials Co. Ltd., Class A	59,005	125,350
*	SOHO China Ltd.	7,927,500	1,325,055
*	Sohu.com Ltd., ADR	10,500	139,230
	Solargiga Energy Holdings Ltd.	6,367,000	197,742
*	South Manganese Investment Ltd.	2,312,000	145,795
*	So-Young International, Inc., ADR	83,482	224,567
	SSY Group Ltd.	5,629,152	3,937,203
*	STO Express Co. Ltd., Class A	287,845	446,071
	Sumavision Technologies Co. Ltd., Class A	346,900	326,016
	Sun Art Retail Group Ltd.	7,172,500	3,117,746
*	Sun King Technology Group Ltd.	4,158,000	931,619
	Sun-Create Electronics Co. Ltd., Class A	65,390	296,481
	Sunflower Pharmaceutical Group Co. Ltd., Class A	124,322	473,114
	Sunfly Intelligent Technology Co. Ltd., Class A	101,700	155,935
	Suning Universal Co. Ltd., Class A	486,700	206,858
	Sunlands Technology Group, Sponsored ADR	599	4,373
*†† Ω	Sunshine 100 China Holdings Ltd.	635,000	5,582
*	Sunward Intelligent Equipment Co. Ltd., Class A	187,550	163,903
	Suplet Power Co. Ltd., Class A	78,316	332,456
	Suzhou Anjie Technology Co. Ltd., Class A	162,399	307,260
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	575,700	449,238
	Suzhou Good-Ark Electronics Co. Ltd., Class A	181,300	349,669
	Suzhou Secote Precision Electronic Co. Ltd., Class A	47,200	317,179
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	108,600	205,400
	SY Holdings Group Ltd.	935,500	745,453
	Symphony Holdings Ltd.	7,140,000	845,766
*	SYoung Group Co. Ltd., Class A	44,200	92,866
	T&S Communications Co. Ltd., Class A	66,437	277,525

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Tangrenshen Group Co. Ltd., Class A	249,427	$262,684
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	319,400	266,972
	Tansun Technology Co. Ltd., Class A	93,325	224,209
	TCL Electronics Holdings Ltd.	3,348,347	1,567,484
*	Tech-Bank Food Co. Ltd., Class A	326,800	247,897
	Telling Telecommunication Holding Co. Ltd., Class A	193,500	308,245
	Ten Pao Group Holdings Ltd.	660,000	103,155
	Tenfu Cayman Holdings Co. Ltd.	306,000	181,400
	Three’s Co. Media Group Co. Ltd., Class A	24,641	554,167
	Tian An China Investment Co. Ltd.	1,719,000	931,535
#	Tian Lun Gas Holdings Ltd.	1,162,000	830,962
* ††	Tian Shan Development Holding Ltd.	1,844,000	86,919
	Tiande Chemical Holdings Ltd.	236,000	64,520
	Tiangong International Co. Ltd.	4,518,000	1,373,856
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	1,632,000	651,021
	Tianjin Development Holdings Ltd.	2,246,000	455,618
	Tianjin Port Development Holdings Ltd.	11,696,800	895,143
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	44,835	139,357
	Tianjin Teda Co. Ltd., Class A	244,600	147,006
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	194,900	188,442
#	Tianneng Power International Ltd.	2,830,048	3,286,223
* ††	Tianyun International Holdings Ltd.	1,794,000	410,989
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	42,700	151,078
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	46,400	396,676
	Tibet Tianlu Co. Ltd., Class A	122,100	120,158
*	Tibet Water Resources Ltd.	9,150,000	525,446
	Tomson Group Ltd.	2,541,054	574,914
	Tong Ren Tang Technologies Co. Ltd., Class H	2,417,000	2,617,177
*	Tongcheng Travel Holdings Ltd.	3,499,200	7,443,519
*	Tongdao Liepin Group	567,400	726,978
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	214,000	368,107
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	170,100	129,029
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	363,380	231,190
	Tongyu Heavy Industry Co. Ltd., Class A	957,253	348,617
	Top Spring International Holdings Ltd.	1,539,500	187,972
	Topsec Technologies Group, Inc., Class A	237,127	406,548
Ω	Topsports International Holdings Ltd.	4,632,000	4,129,140
	Towngas Smart Energy Co. Ltd.	4,351,818	2,010,780
*	TPV Technology Co. Ltd., Class A	1,095,200	327,588
	Transfar Zhilian Co. Ltd., Class A	369,541	294,767
	TravelSky Technology Ltd., Class H	3,352,000	6,691,021
*	Trigiant Group Ltd.	4,284,000	216,244
# *	Triumph New Energy Co. Ltd., Class H	784,000	764,415
* ††	Trony Solar Holdings Co. Ltd.	1,757,000	0
	Truking Technology Ltd., Class A	68,500	155,691
	Truly International Holdings Ltd.	6,393,573	810,224
Ω	Tsaker New Energy Tech Co. Ltd.	1,314,500	240,385
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	970,900	239,933
# *	Tuniu Corp., Sponsored ADR	148,809	275,297
	Unilumin Group Co. Ltd., Class A	335,700	405,048
	Uni-President China Holdings Ltd.	5,025,000	5,017,298
*	United Energy Group Ltd.	29,326,900	4,419,387
	United Strength Power Holdings Ltd.	200,000	153,797
	Valiant Co. Ltd., Class A	151,651	401,622
	VanJee Technology Co. Ltd., Class A	7,200	18,923
	Vats Liquor Chain Store Management JSC Ltd., Class A	89,000	347,341
	Vatti Corp. Ltd., Class A	188,447	193,265
Ω	VCredit Holdings Ltd.	159,400	53,917
* Ω	Venus MedTech Hangzhou, Inc., Class H	360,000	503,994

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Victory Giant Technology Huizhou Co. Ltd., Class A	227,600	$609,745
	Vinda International Holdings Ltd.	1,418,000	3,705,030
*	Viomi Technology Co. Ltd., ADR	7,017	6,513
*	Vipshop Holdings Ltd., ADR	278,356	4,370,189
	Visual China Group Co. Ltd., Class A	126,800	302,169
* Ω	Viva Biotech Holdings	2,995,000	617,254
*	Vnet Group, Inc., ADR	396,255	1,164,990
*	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	89,400	101,825
	Wangneng Environment Co. Ltd., Class A	94,545	234,133
	Wangsu Science & Technology Co. Ltd., Class A	594,400	773,339
	Wanguo International Mining Group Ltd.	118,000	39,526
	Want Want China Holdings Ltd.	69,000	44,005
	Wanxiang Qianchao Co. Ltd., Class A	240,008	176,632
	Wasion Holdings Ltd.	2,370,000	1,057,404
	Wasu Media Holding Co. Ltd., Class A	403,424	552,423
*	Weibo Corp., Sponsored ADR	4,978	87,165
# *	Weibo Corp., Class A	31,420	563,563
	Weifu High-Technology Group Co. Ltd., Class A	147,900	357,230
	Weiqiao Textile Co., Class H	1,974,000	382,979
*	Wellhope Foods Co. Ltd., Class A	329,380	484,267
	West China Cement Ltd.	9,296,000	1,151,854
	Wharf Holdings Ltd.	230,000	525,920
	Winall Hi-Tech Seed Co. Ltd., Class A	36,881	81,023
*	Wison Engineering Services Co. Ltd.	1,334,000	66,258
	WPG Shanghai Smart Water PCL, Class A	56,000	64,635
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	165,100	243,009
*	Wuhan P&S Information Technology Co. Ltd., Class A	405,100	277,770
	Wuhu Token Science Co. Ltd., Class A	339,700	301,815
	Wuling Motors Holdings Ltd.	1,010,000	102,087
	Wushang Group Co. Ltd., Class A	234,382	385,582
	Wuxi Boton Technology Co. Ltd., Class A	86,152	371,259
	Wuxi Taiji Industry Co. Ltd., Class A	465,900	444,479
	Wuxi Xinje Electric Co. Ltd., Class A	33,200	177,020
*	XGD, Inc., Class A	129,900	336,099
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	2,037,500	1,552,135
	Xiamen Bank Co. Ltd., Class A	275,500	222,229
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	182,400	209,914
	Xiamen International Airport Co. Ltd., Class A	20,400	57,349
	Xiamen Intretech, Inc., Class A	152,770	394,199
	Xiamen Jihong Technology Co. Ltd., Class A	42,200	129,139
	Xiamen Kingdomway Group Co., Class A	140,400	425,901
*	Xi’an Tian He Defense Technology Co. Ltd., Class A	41,200	61,416
	Xiandai Investment Co. Ltd., Class A	421,994	264,648
	Xilinmen Furniture Co. Ltd., Class A	115,900	425,544
*	Xinchen China Power Holdings Ltd.	162,000	6,027
	Xinfengming Group Co. Ltd., Class A	156,200	232,521
	Xingda International Holdings Ltd.	5,111,456	1,049,733
	Xingfa Aluminium Holdings Ltd.	481,000	432,568
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,968,103	1,779,812
	Xinhuanet Co. Ltd., Class A	91,400	413,965
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,234,600	1,832,499
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	86,188	295,148
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,177,000	207,849
#	Xinte Energy Co. Ltd., Class H	1,202,000	2,976,198
	Xinxiang Chemical Fiber Co. Ltd., Class A	158,600	74,220
	Xinxiang Richful Lube Additive Co. Ltd., Class A	7,600	118,524
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	605,500	398,164
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	252,700	413,979
	Xinyi Energy Holdings Ltd.	5,963,923	1,668,720

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xinyu Iron & Steel Co. Ltd., Class A	549,800	$315,635
	Xtep International Holdings Ltd.	5,076,218	5,920,351
*	Xunlei Ltd., ADR	212,469	335,701
Ω	Yadea Group Holdings Ltd.	4,086,000	9,553,182
*	YaGuang Technology Group Co. Ltd., Class A	278,300	291,130
*	Yanchang Petroleum International Ltd	12,940,000	64,342
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	530,500	1,038,238
	Yankershop Food Co. Ltd., Class A	30,795	561,944
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	54,700	245,053
	Yantai China Pet Foods Co. Ltd., Class A	70,300	219,997
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	173,113	378,718
	Yantai Eddie Precision Machinery Co. Ltd., Class A	142,392	349,972
	Yantai Zhenghai Bio-tech Co. Ltd.	40,450	269,127
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	144,500	257,474
*	Yashili International Holdings Ltd.	5,168,000	777,568
*	Yeahka Ltd.	379,200	1,040,980
	Yeebo International Holdings Ltd.	232,000	82,862
	YGSOFT, Inc., Class A	312,360	383,429
	Yibin Tianyuan Group Co. Ltd., Class A	153,000	152,843
* Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	832,400	751,508
*	Yifan Pharmaceutical Co. Ltd., Class A	185,466	402,308
	Yihai International Holding Ltd.	1,661,000	4,408,444
	Yijiahe Technology Co. Ltd., Class A	64,876	342,699
	Yip’s Chemical Holdings Ltd.	1,386,000	636,720
*	Yiren Digital Ltd., Sponsored ADR	220,957	468,429
* Ω	Yixin Group Ltd.	1,892,500	225,526
	Yotrio Group Co. Ltd., Class A	677,800	386,555
*	Youzu Interactive Co. Ltd., Class A	266,200	843,817
	Yuexiu Property Co. Ltd.	5,505,456	7,964,544
	Yuexiu Transport Infrastructure Ltd.	4,170,018	2,276,574
	Yusys Technologies Co. Ltd., Class A	129,900	347,147
	ZBOM Home Collection Co. Ltd., Class A	100,588	475,922
*	Zepp Health Corp., ADR	24,510	35,785
*	Zhaojin Mining Industry Co. Ltd., Class H	3,867,000	6,155,793
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	58,248	216,504
	Zhejiang Communications Technology Co. Ltd	463,200	413,320
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	399,200	399,285
	Zhejiang Expressway Co. Ltd., Class H	5,646,000	4,685,390
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	145,800	266,650
# * ††	Zhejiang Glass Co. Ltd., Class H	445,000	0
	Zhejiang Hangmin Co. Ltd., Class A	287,600	328,874
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	430,830	479,758
	Zhejiang Huace Film & Television Co. Ltd., Class A	617,000	769,790
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	287,800	409,477
	Zhejiang Jianfeng Group Co. Ltd., Class A	24,600	43,571
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	62,631	175,698
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	116,829	423,785
*	Zhejiang Jingu Co. Ltd., Class A	346,600	335,934
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	287,760	616,308
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	154,102	355,050
	Zhejiang Medicine Co. Ltd., Class A	327,500	566,647
	Zhejiang Meida Industrial Co. Ltd., Class A	206,440	329,442
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	665,461	383,783
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	30,813	262,310
*	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	93,100	288,216
	Zhejiang Runtu Co. Ltd., Class A	306,134	327,030
	Zhejiang Semir Garment Co. Ltd., Class A	572,400	555,677
	Zhejiang Southeast Space Frame Co. Ltd., Class A	201,700	188,564
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	76,720	191,913

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Tiantie Industry Co. Ltd., Class A	204,844	$272,840
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	104,805	427,324
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	740,220	651,827
*	Zhejiang Wanliyang Co. Ltd., Class A	323,670	396,346
	Zhejiang Wanma Co. Ltd., Class A	233,200	363,468
	Zhejiang Windey Co. Ltd., Class A	124,850	245,037
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	222,600	480,506
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	195,200	353,165
	Zhejiang Yankon Group Co. Ltd., Class A	95,500	46,910
	Zhejiang Yasha Decoration Co. Ltd., Class A	389,600	257,957
	Zhejiang Yinlun Machinery Co. Ltd., Class A	132,900	260,314
	Zhende Medical Co. Ltd., Class A	27,693	143,392
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,016,400	1,134,836
	Zhihu, Inc.	19,400	42,560
*	Zhong An Group Ltd.	13,063,800	384,379
* Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	2,147,900	6,686,485
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	586,600	447,689
	Zhongshan Public Utilities Group Co. Ltd., Class A	438,100	467,822
*	Zhongtian Financial Group Co. Ltd., Class A	1,461,176	139,147
	Zhongyu Energy Holdings Ltd.	2,066,306	1,604,195
Ω	Zhou Hei Ya International Holdings Co. Ltd.	3,346,000	1,533,266
*	Zhuguang Holdings Group Co. Ltd.	7,108,000	662,264
	Zhuhai Bojay Electronics Co. Ltd., Class A	26,646	135,408
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	172,200	282,401
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	2,460,000	1,342,777

TOTAL CHINA			993,183,326

COLOMBIA — (0.1%)
	Banco de Bogota SA	4,139	30,131
	Bolsa de Valores de Colombia	63,819	136,522
	Celsia SA ESP	1,768,297	1,099,069
	Cementos Argos SA	827,141	544,033
*	CEMEX Latam Holdings SA	765,979	553,044
*	Corp. Financiera Colombiana SA	268,889	760,651
	Grupo Argos SA	92,672	174,574
	Grupo Aval Acciones y Valores SA, ADR.	4,190	10,265
	Mineros SA	243,330	103,589
	Promigas SA ESP	10,240	9,307

TOTAL COLOMBIA			3,421,185

GREECE — (0.4%)
*	Aegean Airlines SA	137,813	1,183,444
	Athens Water Supply & Sewage Co. SA.	99,492	691,493
	Autohellas Tourist & Trading SA	61,105	862,971
	Bank of Greece	115,124	2,062,481
*	Ellaktor SA	18,209	39,679
	ElvalHalcor SA	114,387	219,356
	Epsilon Net SA	13,938	119,795
	Fourlis Holdings SA	134,999	595,761
	GEK Terna Holding Real Estate Construction SA.	251,168	3,436,030
	Hellenic Exchanges—Athens Stock Exchange SA.	150,388	665,189
	Holding Co. ADMIE IPTO SA	297,838	578,594
	Ideal Holdings SA	4,952	24,794
	Intracom Holdings SA	131,176	257,266
*	LAMDA Development SA	145,034	895,927
	Motor Oil Hellas Corinth Refineries SA	3,868	92,188
	Piraeus Port Authority SA	26,723	563,632
	Quest Holdings SA	55,691	303,600

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
GREECE — (Continued)
	Sarantis SA	131,589	$1,040,737
	Terna Energy SA	46,798	1,037,419
	Thrace Plastics Holding & Co.	10,140	46,451
	Titan Cement International SA	68,352	1,128,965

TOTAL GREECE			15,845,772

HONG KONG — (0.0%)
* ††	Anxin-China Holdings Ltd.	16,347,000	0
* ††	CECEP COSTIN New Materials Group Ltd.	4,494,000	0
* ††	China Common Rich Renewable Energy Investments Ltd.	17,084,000	0
	China Medical & HealthCare Group Ltd.	46,500	5,687
* ††	CTEG	18,320,000	0
* ††	DBA Telecommunication (Asia) Holdings Ltd.	876,000	0
*	Kai Yuan Holdings Ltd.	11,360,000	23,191
* ††	Long Well International Holdings Ltd.	15,232,000	0
	MediCare International Ltd.	6,950,000	38,160
* ††	Tenwow International Holdings Ltd.	4,023,000	0
*	Tongda Group Holdings Ltd.	6,815,000	95,852
* ††	Untrade.Lumena Newmat	363,249	0

TOTAL HONG KONG			162,890

HUNGARY — (0.0%)
	Magyar Telekom Telecommunications PLC.	275,263	346,416
# *	Opus Global Nyrt	302,678	106,585
	Richter Gedeon Nyrt	45,099	1,089,254

TOTAL HUNGARY			1,542,255

INDIA — (16.5%)
	360 ONE WAM Ltd.	666,252	3,414,221
*	3i Infotech Ltd.	88,347	35,532
	3M India Ltd.	1,657	454,647
	Aarti Drugs Ltd.	112,812	582,053
	Aarti Industries Ltd.	481,467	3,312,286
*	Aarti Pharmalabs Ltd.	113,222	507,682
*	Aavas Financiers Ltd.	64,025	1,087,498
	Abbott India Ltd.	15,291	4,173,877
	Accelya Solutions India Ltd.	3,300	57,118
	Action Construction Equipment Ltd.	86,186	441,645
*	Adani Transmission Ltd.	101,564	1,283,458
	ADF Foods Ltd.	2,944	26,851
*	Aditya Birla Capital Ltd.	1,042,109	2,138,627
	Advanced Enzyme Technologies Ltd.	159,570	506,135
	Aegis Logistics Ltd.	508,694	2,446,555
*	Affle India Ltd.	56,365	645,055
	AGI Greenpac Ltd.	39,239	199,579
	Agro Tech Foods Ltd.	54,802	536,373
	Ahluwalia Contracts India Ltd.	42,339	267,642
	AIA Engineering Ltd.	175,268	5,857,272
	Ajanta Pharma Ltd.	149,869	2,415,217
	Akzo Nobel India Ltd.	42,912	1,221,000
	Alembic Ltd.	269,593	206,405
	Alembic Pharmaceuticals Ltd.	194,229	1,320,056
	Alkyl Amines Chemicals.	48,225	1,398,386
	Allcargo Logistics Ltd.	216,315	725,962
	Allcargo Terminals Ltd.	216,315	162,250
*	Alok Industries Ltd.	3,273,901	507,622
	Amara Raja Batteries Ltd.	230,643	1,698,951
*	Amber Enterprises India Ltd.	19,159	439,142

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ambika Cotton Mills Ltd.	1,221	$22,899
	Amrutanjan Health Care Ltd.	19,178	142,088
	Anant Raj Ltd.	386,981	671,451
	Andhra Paper Ltd.	12,953	71,581
	Andhra Sugars Ltd.	165,885	235,352
	Angel One Ltd.	56,250	849,746
	Apar Industries Ltd.	37,932	1,307,418
	Apcotex Industries Ltd.	23,104	142,264
	APL Apollo Tubes Ltd.	303,875	4,447,159
	Apollo Pipes Ltd.	10,565	76,974
	Apollo Tyres Ltd.	1,117,624	4,757,869
	Aptech Ltd.	6,495	33,823
*	Arvind Fashions Ltd.	202,670	701,156
*	Arvind Ltd.	541,245	715,823
*	Arvind SmartSpaces Ltd.	33,199	127,714
	Asahi India Glass Ltd.	338,721	2,005,507
	Ashiana Housing Ltd.	65,296	141,991
*	Ashoka Buildcon Ltd.	369,747	398,013
	Asian Granito India Ltd.	119,613	71,682
	Astec Lifesciences Ltd.	11,777	192,905
* Ω	Aster DM Healthcare Ltd.	261,313	787,578
	Astra Microwave Products Ltd.	153,888	581,660
	AstraZeneca Pharma India Ltd.	11,184	431,658
	Atul Ltd.	55,475	4,671,303
Ω	AU Small Finance Bank Ltd.	152,487	1,241,364
	Aurobindo Pharma Ltd.	176,533	1,330,178
	Automotive Axles Ltd.	16,733	494,420
	Avadh Sugar & Energy Ltd.	8,360	52,048
	Avanti Feeds Ltd.	154,700	685,513
	Bajaj Consumer Care Ltd.	334,250	648,595
*	Bajaj Hindusthan Sugar Ltd.	2,240,416	401,970
	Bajaj Holdings & Investment Ltd.	28,741	2,426,439
	Balaji Amines Ltd.	42,308	1,089,446
	Balmer Lawrie & Co. Ltd.	230,549	333,669
	Balrampur Chini Mills Ltd.	429,065	2,189,048
	Banco Products India Ltd.	54,696	173,046
	Bank of India	839,490	865,484
	Bank of Maharashtra.	986,206	365,268
	Bannari Amman Sugars Ltd.	12,765	452,793
	BASF India Ltd.	45,092	1,308,918
	Bata India Ltd.	145,073	2,616,166
	Bayer CropScience Ltd.	15,497	784,133
*	BEML Land Assets Ltd.	48,307	122,632
	BEML Ltd.	53,357	795,114
*	BF Utilities Ltd.	59,511	246,477
	Bhansali Engineering Polymers Ltd.	228,412	283,132
	Bharat Bijlee Ltd.	6,435	216,029
	Bharat Dynamics Ltd.	83,557	1,030,471
	Bharat Electronics Ltd.	2,258,895	2,856,663
	Bharat Forge Ltd.	30,090	294,831
	Bharat Heavy Electricals Ltd.	2,654,685	2,559,337
	Bharat Rasayan Ltd.	3,159	382,639
	Biocon Ltd.	692,268	1,967,131
	Birla Corp. Ltd.	94,933	1,068,950
	Birlasoft Ltd.	464,713	1,560,085
*	Black Box Ltd.	24,459	41,249
	Bliss Gvs Pharma Ltd.	106,354	99,940
	Blue Dart Express Ltd.	17,602	1,279,924
	Blue Star Ltd.	126,884	2,301,954

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Bodal Chemicals Ltd.	82,131	$70,531
	Bombay Burmah Trading Co.	37,808	479,217
*	Bombay Dyeing & Manufacturing Co. Ltd.	3,522	3,987
*	Borosil Ltd.	14,279	71,284
*	Borosil Renewables Ltd.	133,245	838,218
	Brigade Enterprises Ltd.	324,725	1,989,951
	Brightcom Group Ltd.	580,331	66,732
	BSE Ltd.	229,927	1,477,207
*	Camlin Fine Sciences Ltd.	186,688	394,714
	Can Fin Homes Ltd.	177,879	1,343,774
*	Capacit’e Infraprojects Ltd.	78,283	126,003
	Caplin Point Laboratories Ltd.	72,924	606,202
	Carborundum Universal Ltd.	263,398	3,453,298
	Care Ratings Ltd.	69,411	546,060
	Carysil Ltd.	2,015	14,749
	Castrol India Ltd.	633,343	928,958
	CCL Products India Ltd.	280,307	2,057,098
	Ceat Ltd.	86,455	1,658,405
*	Central Bank of India Ltd.	955,988	356,111
	Central Depository Services India Ltd.	195,483	2,411,511
	Century Enka Ltd.	24,543	120,395
	Century Plyboards India Ltd.	204,878	1,307,976
	Century Textiles & Industries Ltd.	143,215	1,195,324
	Cera Sanitaryware Ltd.	17,554	1,343,961
	CESC Ltd.	2,163,177	1,816,273
	CG Power & Industrial Solutions Ltd.	315,782	1,191,696
*	Chalet Hotels Ltd.	13,713	64,544
	Chambal Fertilisers & Chemicals Ltd.	549,880	1,922,135
	Chennai Petroleum Corp. Ltd.	157,831	587,650
††	Chennai Super Kings Cricket Ltd.	1,658,632	8,551
	Cholamandalam Financial Holdings Ltd.	389,121	2,873,578
	Cigniti Technologies Ltd.	19,840	209,677
	City Union Bank Ltd.	1,316,807	2,289,357
Ω	Cochin Shipyard Ltd.	111,604	688,655
* Ω	Coffee Day Enterprises Ltd.	414,128	165,901
	Coforge Ltd.	97,893	5,018,292
	Computer Age Management Services Ltd.	55,028	1,386,781
	Confidence Petroleum India Ltd.	123,205	92,344
	Coromandel International Ltd.	386,151	4,467,516
*	Cosmo First Ltd.	16,591	126,607
*	CreditAccess Grameen Ltd.	94,228	1,114,348
	CRISIL Ltd.	57,935	2,555,221
	Crompton Greaves Consumer Electricals Ltd.	1,633,503	5,101,239
*	CSB Bank Ltd.	114,573	393,696
	Cummins India Ltd.	131,201	2,530,941
	Cyient Ltd.	175,072	2,531,872
*	D B Realty Ltd.	178,250	191,438
	Dalmia Bharat Ltd.	140,715	3,449,674
	Dalmia Bharat Sugar & Industries Ltd.	23,695	107,694
	DB Corp. Ltd.	130,281	188,361
	DCB Bank Ltd.	848,498	1,109,082
	DCM Shriram Ltd.	130,253	1,301,188
	DCW Ltd.	319,843	179,894
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	187,415	1,375,195
	Deepak Nitrite Ltd.	152,841	3,528,626
	Delta Corp. Ltd.	446,857	1,124,045
*	DEN Networks Ltd.	277,502	104,250
*	Dhampur Bio Organics Ltd.	121,578	247,519
	Dhampur Sugar Mills Ltd.	99,655	298,691

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Dhani Services Ltd.	900,123	$421,763
	Dhanuka Agritech Ltd.	42,563	334,475
Ω	Dilip Buildcon Ltd.	141,880	313,466
*	Dish TV India Ltd.	2,689,794	523,671
*	Dishman Carbogen Amcis Ltd.	194,853	332,431
	Dixon Technologies India Ltd.	84,327	3,012,065
	Dollar Industries Ltd.	20,031	85,248
Ω	Dr Lal PathLabs Ltd.	118,777	2,840,421
	Dwarikesh Sugar Industries Ltd.	137,710	155,339
	Dynamatic Technologies Ltd.	4,981	178,347
	eClerx Services Ltd.	93,680	1,533,427
	Edelweiss Financial Services Ltd.	1,657,614	1,387,543
	EID Parry India Ltd.	253,753	1,561,996
*	EIH Associated Hotels	7,709	45,029
*	EIH Ltd.	592,462	1,368,374
	Electrosteel Castings Ltd.	1,368,874	637,768
	Elgi Equipments Ltd.	530,070	3,023,754
	Emami Ltd.	457,210	2,094,104
Ω	Endurance Technologies Ltd.	54,632	894,475
	Engineers India Ltd.	737,796	746,655
	EPL Ltd.	305,053	652,609
* Ω	Equitas Small Finance Bank Ltd.	1,065,195	902,414
Ω	Eris Lifesciences Ltd.	91,073	696,914
	ESAB India Ltd.	8,298	353,935
	Escorts Kubota Ltd.	65,710	1,594,675
	Everest Industries Ltd.	6,837	73,434
	Everest Kanto Cylinder Ltd.	28,491	33,836
	Excel Industries Ltd.	7,725	82,890
*	Exide Industries Ltd.	1,080,287	2,589,055
*	FDC Ltd.	172,443	618,913
	Federal Bank Ltd.	5,370,459	8,892,903
*	Federal-Mogul Goetze India Ltd.	26,987	109,858
	FIEM Industries Ltd.	8,676	188,040
	Filatex India Ltd.	254,560	113,679
	Fine Organic Industries Ltd.	14,215	770,926
	Fino Payments Bank Ltd.	2,194	5,725
	Finolex Cables Ltd.	264,201	2,889,380
	Finolex Industries Ltd.	955,420	1,961,243
	Firstsource Solutions Ltd.	1,007,476	1,440,462
	Force Motors Ltd.	10,909	178,806
*	Fortis Healthcare Ltd.	1,709,495	5,464,140
	Gabriel India Ltd.	234,396	442,578
	Galaxy Surfactants Ltd.	15,998	489,118
*	Ganesh Housing Corp. Ltd.	20,329	82,862
	Garden Reach Shipbuilders & Engineers Ltd.	38,939	221,255
	Garware Technical Fibres Ltd.	35,378	1,256,409
	Gateway Distriparks Ltd.	978,876	766,182
*	Gati Ltd.	130,129	190,108
*	GE T&D India Ltd.	196,502	425,026
Ω	General Insurance Corp. of India	11,497	21,634
	Genus Power Infrastructures Ltd.	172,620	192,232
	Geojit Financial Services Ltd.	27,742	15,275
	GHCL Ltd.	185,148	1,103,222
	Ghcl Textiles Ltd.	185,148	75,225
	GIC Housing Finance Ltd.	94,840	191,066
	Gillette India Ltd.	17,893	961,807
	GlaxoSmithKline Pharmaceuticals Ltd.	41,567	631,141
	Glenmark Pharmaceuticals Ltd.	486,775	3,356,767
	GMM Pfaudler Ltd.	46,894	851,211

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	GMR Airports Infrastructure Ltd.	5,745,795	$3,212,681
	Godawari Power & Ispat Ltd.	97,550	427,147
	Godfrey Phillips India Ltd.	48,483	1,051,296
Ω	Godrej Agrovet Ltd.	45,997	246,542
*	Godrej Industries Ltd.	178,284	977,843
*	Godrej Properties Ltd.	4,185	67,603
	Goodyear India Ltd.	9,677	131,123
	Granules India Ltd.	481,635	1,770,257
	Graphite India Ltd.	99,639	362,157
	Grauer & Weil India Ltd.	127,408	176,277
*	Gravita India Ltd.	37,089	231,058
	Great Eastern Shipping Co. Ltd.	307,104	2,549,708
	Greaves Cotton Ltd.	314,628	515,373
	Greenlam Industries Ltd.	26,311	94,146
	Greenpanel Industries Ltd.	64,267	235,258
	Greenply Industries Ltd.	97,847	173,357
	Grindwell Norton Ltd.	111,313	2,601,476
*	GTL Infrastructure Ltd.	2,000,000	19,594
	Gujarat Alkalies & Chemicals Ltd.	102,704	862,525
	Gujarat Ambuja Exports Ltd.	243,558	872,242
	Gujarat Fluorochemicals Ltd.	100,964	4,198,520
	Gujarat Industries Power Co. Ltd.	176,262	201,283
	Gujarat Mineral Development Corp. Ltd.	212,060	407,042
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	239,481	1,722,828
	Gujarat Pipavav Port Ltd.	967,972	1,346,693
	Gujarat State Fertilizers & Chemicals Ltd.	515,332	1,001,693
	Gujarat State Petronet Ltd.	798,223	2,787,744
	Gulf Oil Lubricants India Ltd.	50,156	250,449
	Happiest Minds Technologies Ltd.	83,871	847,687
*	Hathway Cable & Datacom Ltd.	1,222,690	201,597
	Hatsun Agro Product Ltd.	113,479	1,171,692
	HBL Power Systems Ltd.	305,656	422,549
*	HealthCare Global Enterprises Ltd.	57,836	191,171
	HEG Ltd.	36,957	506,138
	HeidelbergCement India Ltd.	205,805	435,178
	Heritage Foods Ltd.	108,008	224,327
	Hester Biosciences Ltd.	11,620	257,217
	HFCL Ltd.	2,094,768	1,658,612
	HG Infra Engineering Ltd.	40,956	441,285
	Hikal Ltd.	176,703	634,895
	HIL Ltd.	14,909	494,137
	Himadri Speciality Chemical Ltd.	577,459	732,437
	Himatsingka Seide Ltd.	20,776	20,988
	Hinduja Global Solutions Ltd.	42,805	542,774
*	Hindustan Construction Co. Ltd.	2,810,549	559,344
	Hindustan Copper Ltd.	492,018	611,763
*	Hindustan Oil Exploration Co. Ltd.	190,919	386,534
*	Hindware Home Innovation Ltd.	37,126	175,739
	Hitachi Energy India Ltd.	9,969	404,125
	Hle Glascoat Ltd.	17,520	127,812
	Honda India Power Products Ltd.	12,211	367,908
	Honeywell Automation India Ltd.	323	140,683
	Huhtamaki India Ltd.	86,236	239,596
	I G Petrochemicals Ltd.	20,355	120,649
Ω	ICICI Securities Ltd.	179,667	973,993
	ICRA Ltd.	7,363	425,725
*	IDFC First Bank Ltd.	352	268
	IDFC Ltd.	3,603,867	3,893,835
*	IFB Industries Ltd.	33,304	345,182

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Igarashi Motors India Ltd.	2,487	$11,247
	IIFL Finance Ltd.	566,978	3,329,854
	IIFL Securities Ltd.	171,590	123,836
	India Cements Ltd.	488,174	1,109,219
	India Glycols Ltd.	47,953	332,404
	India Nippon Electricals Ltd.	1,455	6,509
*	Indiabulls Housing Finance Ltd.	947,333	1,255,336
*	Indiabulls Real Estate Ltd.	986,919	882,940
Ω	IndiaMart InterMesh Ltd.	3,087	202,983
	Indian Bank	294,130	1,162,467
Ω	Indian Energy Exchange Ltd.	1,008,432	1,934,049
	Indian Hotels Co. Ltd.	691,971	2,877,289
	Indo Count Industries Ltd.	172,184	287,410
	Indoco Remedies Ltd.	113,141	445,282
	Indraprastha Gas Ltd.	401,403	2,431,574
*	Infibeam Avenues Ltd.	3,588,257	608,279
	Ingersoll Rand India Ltd.	21,022	712,946
*	Inox Wind Ltd.	164,129	215,869
	Insecticides India Ltd.	17,343	101,594
	Intellect Design Arena Ltd.	224,382	1,225,643
	IOL Chemicals & Pharmaceuticals Ltd.	48,921	239,451
	Ipca Laboratories Ltd.	436,611	3,789,333
	IRB Infrastructure Developers Ltd.	4,233,700	1,428,444
Ω	IRCON International Ltd.	640,656	582,562
	ISGEC Heavy Engineering Ltd.	34,349	204,986
	ITD Cementation India Ltd.	240,706	365,798
*	ITI Ltd.	172,689	201,245
	J Kumar Infraprojects Ltd.	86,023	289,383
	Jagran Prakashan Ltd.	259,757	233,537
	Jai Corp. Ltd.	117,016	213,146
*	Jaiprakash Associates Ltd.	1,187,941	109,402
*	Jaiprakash Power Ventures Ltd.	9,087,601	658,088
*	Jammu & Kashmir Bank Ltd.	658,377	472,228
	Jamna Auto Industries Ltd.	584,889	750,381
	JB Chemicals & Pharmaceuticals Ltd.	141,326	3,653,076
	JBM Auto Ltd.	51,070	502,349
	Jindal Poly Films Ltd.	64,941	496,886
	Jindal Saw Ltd.	585,377	1,174,598
	Jindal Stainless Ltd.	1,250,402	4,345,885
	JK Cement Ltd.	118,052	4,343,526
	JK Lakshmi Cement Ltd.	175,402	1,678,823
	JK Paper Ltd.	272,095	1,260,565
	JK Tyre & Industries Ltd.	343,591	755,839
	JM Financial Ltd.	1,482,551	1,108,879
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	29,643	406,069
	JSW Energy Ltd.	40,228	128,021
	JTEKT India Ltd.	150,187	201,725
	Jubilant Ingrevia Ltd.	447,508	2,307,095
	Jubilant Pharmova Ltd.	267,938	1,017,868
*	Just Dial Ltd.	31,549	260,247
	Jyothy Labs Ltd.	475,110	1,128,162
	Kajaria Ceramics Ltd.	286,566	3,843,407
	Kalpataru Power Transmission Ltd.	269,797	1,785,524
	Kalyani Steels Ltd.	73,704	299,119
	Kansai Nerolac Paints Ltd.	122,967	572,039
	Karnataka Bank Ltd.	855,828	1,414,443
	Karur Vysya Bank Ltd.	1,624,247	1,947,032
	Kaveri Seed Co. Ltd.	80,593	523,924
	KCP Ltd.	130,011	168,999

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	KEC International Ltd.	358,491	$2,012,962
	KEI Industries Ltd.	207,523	4,822,762
	Kennametal India Ltd.	13,087	367,586
*	Kesoram Industries Ltd.	542,235	404,964
	Kewal Kiran Clothing Ltd.	21,487	121,698
*	Kiri Industries Ltd.	22,883	82,805
	Kirloskar Brothers Ltd.	52,545	274,926
	Kirloskar Ferrous Industries Ltd.	80,429	404,842
	Kirloskar Oil Engines Ltd.	196,999	951,577
	Kitex Garments Ltd.	41,078	80,860
	KNR Constructions Ltd.	384,466	1,131,780
	Kolte-Patil Developers Ltd.	67,387	208,655
	KPIT Technologies Ltd.	686,673	7,717,992
	KPR Mill Ltd.	423,125	3,117,331
	KRBL Ltd.	158,822	768,296
	Krsnaa Diagnostics Ltd.	2,536	15,751
	KSB Ltd.	46,015	1,272,385
	L&T Finance Holdings Ltd.	2,318,136	2,634,140
	LA Opala RG Ltd.	122,971	579,009
	Lakshmi Machine Works Ltd.	12,187	1,613,120
Ω	Laurus Labs Ltd.	773,912	2,914,427
	LG Balakrishnan & Bros Ltd.	49,381	526,718
	LIC Housing Finance Ltd.	937,053	3,952,853
	Linde India Ltd.	76,249	3,739,581
	LT Foods Ltd.	520,163	707,407
	Lumax Auto Technologies Ltd.	75,328	289,160
	Lumax Industries Ltd.	3,899	98,107
	Lupin Ltd.	100,957	874,347
*	LUX Industries Ltd.	27,052	454,261
	Mahanagar Gas Ltd.	191,472	2,361,526
	Maharashtra Scooters Ltd.	2,056	126,610
	Maharashtra Seamless Ltd.	197,986	1,042,950
	Mahindra & Mahindra Financial Services Ltd.	1,784,678	5,678,338
	Mahindra CIE Automotive Ltd.	439,069	2,152,163
*	Mahindra Holidays & Resorts India Ltd.	241,272	893,215
	Mahindra Lifespace Developers Ltd.	309,675	1,412,564
Ω	Mahindra Logistics Ltd.	57,741	261,190
	Maithan Alloys Ltd.	13,780	152,883
	Man Infraconstruction Ltd.	212,547	212,647
	Manappuram Finance Ltd.	1,608,041	2,556,228
	Mangalam Cement Ltd.	25,821	91,195
*	Mangalore Refinery & Petrochemicals Ltd.	640,392	505,763
	Marksans Pharma Ltd.	647,499	639,147
Ω	MAS Financial Services Ltd.	43,147	369,845
	Mastek Ltd.	43,609	918,495
*	Max Financial Services Ltd.	38,518	300,519
*	Max Ventures & Industries Ltd.	57,033	134,355
	Mayur Uniquoters Ltd.	55,428	346,045
	Mazagon Dock Shipbuilders Ltd.	52,223	483,512
	Meghmani Finechem Ltd.	47,103	553,288
	Meghmani Organics Ltd.	501,099	523,264
Ω	Metropolis Healthcare Ltd.	52,906	811,848
	Minda Corp. Ltd.	157,745	547,717
*	Mirza International Ltd.	64,179	52,052
Ω	Mishra Dhatu Nigam Ltd.	110,171	276,907
	MM Forgings Ltd.	14,156	145,077
	MOIL Ltd.	209,131	401,107
	Monte Carlo Fashions Ltd.	21,677	188,219
*	Morepen Laboratories Ltd.	949,149	319,480

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Motilal Oswal Financial Services Ltd.	124,800	$945,307
	MRF Ltd.	1,433	1,560,297
	Mrs Bectors Food Specialities Ltd.	16,232	122,772
	MSTC Ltd.	125,397	465,076
	Multi Commodity Exchange of India Ltd.	74,864	1,285,316
	Nahar Spinning Mills Ltd.	949	3,339
	Narayana Hrudayalaya Ltd.	126,702	1,177,553
	Natco Pharma Ltd.	337,207	2,373,557
	National Aluminium Co. Ltd.	2,223,972	2,262,665
*	National Fertilizers Ltd.	149,910	145,365
	Nava Ltd.	237,619	686,184
	Navin Fluorine International Ltd.	80,061	4,752,123
	Navneet Education Ltd.	316,145	445,869
	NBCC India Ltd.	2,320,068	1,121,235
	NCC Ltd.	1,200,069	1,760,508
	NCL Industries Ltd.	16,947	38,846
	NELCO Ltd.	41,991	324,820
	Neogen Chemicals Ltd.	16,649	321,541
	NESCO Ltd.	78,881	535,196
	Neuland Laboratories Ltd.	11,566	302,307
	Newgen Software Technologies Ltd.	22,138	136,995
*	NIIT Ltd.	297,159	1,321,466
	Nilkamal Ltd.	20,926	527,209
Ω	Nippon Life India Asset Management Ltd.	181,676	530,775
	NLC India Ltd.	736,987	734,808
	NOCIL Ltd.	318,127	830,786
	Novartis India Ltd.	790	5,757
	NRB Bearings Ltd.	160,550	296,185
	Nucleus Software Exports Ltd.	28,161	208,406
	Oberoi Realty Ltd.	147,412	1,648,871
	Oil India Ltd.	888,909	2,780,488
*	Omaxe Ltd.	135,104	88,390
	OnMobile Global Ltd.	25,753	22,140
	Oracle Financial Services Software Ltd.	51,168	2,242,042
	Orient Cement Ltd.	376,080	585,814
	Orient Electric Ltd.	335,916	917,209
	Orient Paper & Industries Ltd.	330,250	175,877
	Oriental Carbon & Chemicals Ltd.	13,532	115,888
*	Oriental Hotels Ltd.	114,293	126,336
*	Orissa Minerals Development Co. Ltd.	1,310	44,766
	Paisalo Digital Ltd.	455,589	284,216
	Panama Petrochem Ltd.	50,945	185,416
* Ω	Parag Milk Foods Ltd.	129,598	139,560
*	Patel Engineering Ltd.	507,632	127,511
*	PC Jeweller Ltd.	508,687	159,226
	PCBL Ltd.	555,314	872,111
	Persistent Systems Ltd.	203,164	11,810,212
	Petronet LNG Ltd.	92,651	268,931
	Pfizer Ltd.	35,000	1,609,945
	Phoenix Mills Ltd.	336,538	5,955,687
	Piramal Enterprises Ltd.	233,366	2,107,710
* Ω	PNB Housing Finance Ltd.	238,767	1,307,269
	PNB Housing Finance Ltd.	128,226	698,820
	PNC Infratech Ltd.	274,555	953,587
	Poly Medicure Ltd.	73,693	884,294
	Polyplex Corp. Ltd.	54,794	914,340
	Poonawalla Fincorp Ltd.	208,526	827,424
	Power Finance Corp. Ltd.	120,281	250,793
	Power Mech Projects Ltd.	13,289	428,488

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Praj Industries Ltd.	333,173	$1,451,080
*	Prakash Industries Ltd.	271,327	181,992
Ω	Prataap Snacks Ltd.	8,396	74,358
	Prestige Estates Projects Ltd.	489,030	2,933,658
*	Pricol Ltd.	157,068	482,269
	Prince Pipes & Fittings Ltd.	84,985	614,958
*	Prism Johnson Ltd.	446,937	680,420
	Privi Speciality Chemicals Ltd.	9,909	129,487
	Procter & Gamble Health Ltd.	29,018	1,650,046
	PSP Projects Ltd.	26,717	225,395
*	PTC India Financial Services Ltd.	554,178	98,160
	PTC India Ltd.	682,213	794,366
*	PVR Ltd.	192,838	3,464,653
Ω	Quess Corp. Ltd.	119,824	533,502
	Radico Khaitan Ltd.	272,791	3,758,122
	Rain Industries Ltd.	521,498	1,037,581
	Rajesh Exports Ltd.	217,740	1,487,886
	Rallis India Ltd.	270,348	626,191
	Ramco Cements Ltd.	304,449	2,753,138
	Ramco Industries Ltd.	125,986	199,348
*	Ramco Systems Ltd.	9,219	25,584
	Ramkrishna Forgings Ltd.	125,925	499,645
*	Ramky Infrastructure Ltd.	19,107	93,787
	Rane Holdings Ltd.	10,752	122,562
	Rashtriya Chemicals & Fertilizers Ltd.	520,795	695,819
	Ratnamani Metals & Tubes Ltd.	90,384	2,377,314
*	RattanIndia Power Ltd.	236,624	9,152
	Raymond Ltd.	136,741	2,669,943
* Ω	RBL Bank Ltd.	1,414,364	2,797,165
	REC Ltd.	3,328,706	5,397,757
	Redington Ltd.	1,941,308	4,007,662
	Redtape Ltd.	64,179	172,414
	Relaxo Footwears Ltd.	148,538	1,535,786
	Reliance Industrial Infrastructure Ltd.	34,225	353,984
*	Reliance Infrastructure Ltd.	402,944	780,546
*	Reliance Power Ltd.	7,154,550	1,081,547
	Repco Home Finance Ltd.	147,158	343,213
*	Restaurant Brands Asia Ltd.	7,145	8,929
	Rhi Magnesita India Ltd.	86,736	684,618
	Rico Auto Industries Ltd.	241,078	212,196
	RITES Ltd.	110,639	521,107
	Route Mobile Ltd.	5,471	85,439
*	RPSG Ventures Ltd.	4,040	19,236
	RSWM Ltd.	58,158	130,887
	Rupa & Co. Ltd.	49,237	147,115
	Safari Industries India Ltd.	6,616	196,932
	Sagar Cements Ltd.	51,473	121,458
	Sandhar Technologies Ltd.	2,175	5,616
	Sangam India Ltd.	11,303	37,736
*	Sanghi Industries Ltd.	71,106	56,120
	Sanghvi Movers Ltd.	31,250	148,105
	Sanofi India Ltd.	29,481	2,008,876
	Sarda Energy & Minerals Ltd.	20,169	276,138
	Saregama India Ltd.	86,737	351,552
	Sasken Technologies Ltd.	14,843	162,622
*	Satin Creditcare Network Ltd.	44,951	79,866
	Savita Oil Technologies Ltd.	45,238	154,470
	Schaeffler India Ltd.	82,976	2,827,771
*	Schneider Electric Infrastructure Ltd.	184,071	398,818

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	SEAMEC Ltd.	6,779	$52,507
*	SEPC Ltd.	464,315	61,052
*	Sequent Scientific Ltd.	244,159	221,394
	Seshasayee Paper & Boards Ltd.	71,584	245,634
Ω	SH Kelkar & Co. Ltd.	112,725	158,866
	Shakti Pumps India Ltd.	4,523	24,415
	Shankara Building Products Ltd.	17,988	138,853
	Shanthi Gears Ltd.	26,182	114,590
	Sharda Cropchem Ltd.	84,617	482,120
	Sharda Motor Industries Ltd.	5,868	50,291
*	Sheela Foam Ltd.	12,863	163,825
	Shilpa Medicare Ltd.	112,538	353,999
	Shipping Corp. of India Ltd.	469,725	523,818
	Shipping Corp. of India Ltd.	469,725	155,262
*	Shoppers Stop Ltd.	119,820	969,542
*	Shree Renuka Sugars Ltd.	1,737,947	1,003,028
	Shriram Finance Ltd.	75,098	1,227,516
*	SIS Ltd.	55,164	259,768
	Siyaram Silk Mills Ltd.	27,614	165,443
	SKF India Ltd.	78,659	4,029,342
	Sobha Ltd.	130,458	740,065
	Solar Industries India Ltd.	101,048	4,726,989
*	Solara Active Pharma Sciences Ltd.	24,205	113,110
	Somany Ceramics Ltd.	17,198	112,315
	Sonata Software Ltd.	268,088	2,800,712
*	South Indian Bank Ltd.	5,518,850	1,114,739
*	SP Apparels Ltd.	1,629	7,368
*	Spandana Sphoorty Financial Ltd.	41,183	300,937
*	Star Cement Ltd.	212,009	303,206
	Sterlite Technologies Ltd.	554,635	1,093,148
*	Strides Pharma Science Ltd.	208,324	866,146
*	Stylam Industries Ltd.	7,012	99,720
	Styrenix Performance Materials Ltd.	6,219	60,306
*	Subex Ltd.	1,122,066	445,567
	Subros Ltd.	89,803	339,385
	Sudarshan Chemical Industries Ltd.	102,209	516,268
	Sumitomo Chemical India Ltd.	179,952	887,930
	Sun TV Network Ltd.	285,578	1,511,859
	Sundaram Finance Holdings Ltd.	80,225	83,239
	Sundaram Finance Ltd.	105,924	3,067,146
	Sundaram-Clayton Ltd.	10,933	533,694
	Sundram Fasteners Ltd.	316,668	4,077,399
*	Sunflag Iron & Steel Co. Ltd.	44,836	81,537
	Sunteck Realty Ltd.	185,188	687,361
	Suprajit Engineering Ltd.	222,652	979,365
	Supreme Industries Ltd.	207,576	6,898,229
	Supreme Petrochem Ltd.	296,898	1,389,886
	Surya Roshni Ltd.	40,235	392,639
	Sutlej Textiles & Industries Ltd.	74,936	47,614
	Suven Pharmaceuticals Ltd.	678,550	3,919,787
*	Suzlon Energy Ltd.	18,081,647	1,855,663
	Swan Energy Ltd.	76,621	208,208
	Swaraj Engines Ltd.	20,114	428,671
	Symphony Ltd.	61,332	737,103
Ω	Syngene International Ltd.	385,557	3,193,656
	Tamil Nadu Newsprint & Papers Ltd.	86,283	255,596
	Tamilnadu Petroproducts Ltd.	77,740	80,573
	Tanla Platforms Ltd.	108,762	906,238
*	TARC Ltd.	129,358	79,567

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Tata Chemicals Ltd.	399,198	$4,660,337
	Tata Coffee Ltd.	123,118	331,883
	Tata Metaliks Ltd.	56,536	538,488
	Tata Steel Long Products Ltd.	44,261	354,502
	TCI Express Ltd.	56,605	1,022,121
* Ω	TCNS Clothing Co. Ltd.	5,301	31,747
	TD Power Systems Ltd.	78,887	169,457
*	TeamLease Services Ltd.	1,070	27,878
	Techno Electric & Engineering Co. Ltd.	198,034	904,120
* Ω	Tejas Networks Ltd.	25,911	209,227
	Texmaco Rail & Engineering Ltd.	444,711	310,596
	Thermax Ltd.	65,887	1,848,607
	Thirumalai Chemicals Ltd.	105,008	256,296
*	Thomas Cook India Ltd.	329,769	266,173
Ω	Thyrocare Technologies Ltd.	65,124	354,402
	Tide Water Oil Co. India Ltd.	24,749	261,763
	Tilaknagar Industries Ltd.	175,290	266,908
	Time Technoplast Ltd.	390,193	404,463
	Timken India Ltd.	86,655	3,167,649
	Tinplate Co. of India Ltd.	109,549	436,688
*	Titagarh Wagons Ltd.	145,142	590,541
	Torrent Power Ltd.	553,319	3,706,784
	Tourism Finance Corp. of India Ltd.	138,784	127,329
	TransIndia Realty & Logistics Parks Ltd.	216,315	64,145
	Transport Corp. of India Ltd.	98,187	757,876
	Trident Ltd.	4,143,289	1,582,064
	Triveni Engineering & Industries Ltd.	265,188	934,394
	Triveni Turbine Ltd.	222,551	998,275
	TTK Prestige Ltd.	146,619	1,318,598
	Tube Investments of India Ltd.	314,381	9,958,087
	TV Today Network Ltd.	89,678	212,062
*	TV18 Broadcast Ltd.	1,722,864	639,960
	TVS Srichakra Ltd.	13,220	456,719
	Uflex Ltd.	110,987	548,130
	Ugar Sugar Works Ltd.	140,911	185,268
*	Ugro Capital Ltd.	89,122	196,667
	Ujjivan Financial Services Ltd.	247,224	859,896
Ω	Ujjivan Small Finance Bank Ltd.	1,070,258	365,321
	Unichem Laboratories Ltd.	124,053	579,124
	Union Bank of India Ltd.	1,378,209	1,283,080
	UNO Minda Ltd.	469,735	2,994,304
	Usha Martin Ltd.	335,987	880,047
	UTI Asset Management Co. Ltd.	56,254	453,309
*	VA Tech Wabag Ltd.	109,564	525,277
	Vaibhav Global Ltd.	248,778	963,629
	Vakrangee Ltd.	1,369,603	283,353
Ω	Valiant Organics Ltd.	5,527	34,184
*	Vardhman Textiles Ltd.	478,921	1,862,274
* Ω	Varroc Engineering Ltd.	82,536	294,187
	Varun Beverages Ltd.	291,418	5,153,586
	Venky’s India Ltd.	17,328	331,751
	Vesuvius India Ltd.	17,887	369,069
	V-Guard Industries Ltd.	555,007	1,736,376
	Vimta Labs Ltd.	17,648	82,692
	Vinati Organics Ltd.	93,732	2,272,785
	Vindhya Telelinks Ltd.	17,192	368,400
	VIP Industries Ltd.	107,555	783,561
	Visaka Industries Ltd.	14,832	73,172
	V-Mart Retail Ltd.	9,072	240,653

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Vodafone Idea Ltd.	9,402,713	$801,371
	Voltamp Transformers Ltd.	8,272	302,231
	Voltas Ltd.	116,732	1,142,263
*	VRL Logistics Ltd.	104,700	808,628
	VST Industries Ltd.	18,750	751,008
	VST Tillers Tractors Ltd.	13,719	418,287
	Welspun Corp. Ltd.	427,585	1,183,448
	Welspun Enterprises Ltd.	232,271	404,193
	Welspun India Ltd.	1,273,187	1,370,170
	West Coast Paper Mills Ltd.	119,976	812,800
*	Westlife Foodworld Ltd.	109,779	1,031,659
	Wheels India Ltd.	10,888	68,703
	Whirlpool of India Ltd.	39,887	648,258
*	Wockhardt Ltd.	155,018	320,948
*	Wonderla Holidays Ltd.	28,605	158,108
*	Yes Bank Ltd.	237,637	45,734
	Zee Entertainment Enterprises Ltd.	2,172,104	5,255,686
*	Zee Media Corp. Ltd.	695,048	76,594
	Zensar Technologies Ltd.	343,925	1,177,081
	Zydus Wellness Ltd.	25,398	483,485

TOTAL INDIA			661,595,106

INDONESIA — (1.9%)
	ABM Investama Tbk PT	1,069,000	243,501
	Ace Hardware Indonesia Tbk PT	19,988,600	614,302
*	Adhi Karya Persero Tbk PT	5,523,788	164,342
*	Adi Sarana Armada Tbk PT	3,864,400	238,600
*	Agung Semesta Sejahtera Tbk PT	34,642,700	49,591
	AKR Corporindo Tbk PT	23,912,200	2,646,505
*	Alam Sutera Realty Tbk PT	35,031,400	425,725
* ††	Armidian Karyatama Tbk PT	844,800	540
	Arwana Citramulia Tbk PT	18,420,300	1,148,788
	Ashmore Asset Management Indonesia Tbk PT	88,400	7,480
	Astra Agro Lestari Tbk PT	1,572,300	828,430
	Astra Otoparts Tbk PT	2,355,600	294,155
*	Asuransi Maximus Graha Persada Tbk PT	6,282,300	21,443
* ††	Bakrie Telecom Tbk PT	49,756,298	0
	Bali Bintang Sejahtera Tbk PT	3,153,100	42,127
*	Bank Amar Indonesia Tbk PT	8,806,728	180,431
	Bank BTPN Syariah Tbk PT	5,426,100	792,212
*	Bank Bukopin Tbk PT	63,114,482	443,679
*	Bank Capital Indonesia Tbk PT	9,245,100	82,022
*	Bank Ganesha Tbk PT	7,884,200	36,002
*	Bank Ina Perdana PT	4,559,900	1,232,993
*	Bank Mayapada International Tbk PT	934,600	31,887
	Bank Maybank Indonesia Tbk PT	14,258,200	221,523
*	Bank MNC Internasional Tbk PT	34,524,800	186,194
*	Bank Nationalnobu Tbk PT	1,174,200	40,085
	Bank OCBC Nisp Tbk PT	2,492,300	141,145
	Bank Pan Indonesia Tbk PT	12,406,800	934,892
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	8,878,812	760,033
	Bank Pembangunan Daerah Jawa Timur Tbk PT	12,456,900	573,312
*	Bank Raya Indonesia Tbk PT	1,009,700	29,396
	Bank Tabungan Negara Persero Tbk PT	18,034,657	1,533,919
*	Bekasi Fajar Industrial Estate Tbk PT	15,027,700	154,805
	BFI Finance Indonesia Tbk PT	23,221,800	2,181,764
*	Bintang Oto Global Tbk PT	7,756,800	642,434
	BISI International Tbk PT	8,589,500	984,353
	Blue Bird Tbk PT	696,300	83,859

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Buana Lintas Lautan Tbk PT	21,081,200	$173,975
*	Bukalapak.com PT Tbk	20,034,400	324,665
	Bukit Asam Tbk PT	1,566,800	443,129
*	Bumi Resources Minerals Tbk PT	96,828,400	1,071,661
*	Bumi Serpong Damai Tbk PT	14,012,000	1,018,670
*	Bumi Teknokultura Unggul Tbk PT	65,924,600	224,692
*	Capital Financial Indonesia Tbk PT	1,258,200	57,892
	Catur Sentosa Adiprana Tbk PT	2,986,100	147,614
Ω	Cikarang Listrindo Tbk PT	4,462,100	208,526
	Ciputra Development Tbk PT	28,744,020	1,950,310
*	Citra Marga Nusaphala Persada Tbk PT	13,896,403	1,648,330
*	City Retail Developments Tbk PT	12,056,400	115,104
	Delta Dunia Makmur Tbk PT	15,329,000	339,179
	Dharma Satya Nusantara Tbk PT	6,420,300	271,552
	Elnusa Tbk PT	10,521,900	231,480
	Erajaya Swasembada Tbk PT	27,567,400	934,884
*	Gajah Tunggal Tbk PT	4,584,000	218,701
	Garudafood Putra Putri Jaya Tbk PT	14,032,900	445,688
*	Global Mediacom Tbk PT	1,072,600	20,360
* ††	Hanson International Tbk PT	483,480,300	0
	Harum Energy Tbk PT	6,043,000	624,456
	Hexindo Adiperkasa Tbk PT	554,100	215,305
	Impack Pratama Industri Tbk PT	1,149,500	291,516
	Indika Energy Tbk PT	5,804,300	1,032,453
	Indo Tambangraya Megah Tbk PT	101,500	230,913
	Indocement Tunggal Prakarsa Tbk PT	1,867,200	1,382,857
	Indomobil Sukses Internasional Tbk PT	512,300	82,429
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	21,878,846	1,178,071
	Integra Indocabinet Tbk PT	4,674,000	134,000
* ††	Inti Agri Resources Tbk PT	92,782,800	59,294
	Japfa Comfeed Indonesia Tbk PT	13,401,100	951,439
*	Jasa Marga Persero Tbk PT	5,278,700	1,185,100
	Jaya Real Property Tbk PT	10,463,000	374,507
*	Kapuas Prima Coal Tbk PT	22,780,900	77,663
*	Kawasan Industri Jababeka Tbk PT	108,474,057	887,135
	KMI Wire & Cable Tbk PT	5,778,100	116,712
*	Krakatau Steel Persero Tbk PT	13,623,502	263,985
*	Kresna Graha Investama Tbk PT	5,504,400	18,757
*	Lippo Karawaci Tbk PT	123,858,040	786,381
*	M Cash Integrasi PT	253,600	157,504
	Mahkota Group Tbk PT	374,000	18,485
*	Malindo Feedmill Tbk PT	3,163,300	94,497
*	Map Aktif Adiperkasa PT	785,600	246,510
	Matahari Department Store Tbk PT	2,257,400	623,739
*	MD Pictures Tbk PT	2,422,200	302,361
	Medco Energi Internasional Tbk PT	19,378,707	1,342,896
*	Media Nusantara Citra Tbk PT	17,933,800	722,449
	Medikaloka Hermina Tbk PT	15,368,100	1,482,921
*	Mega Manunggal Property Tbk PT	10,772,800	357,206
*	Metro Healthcare Indonesia Tbk PT	11,289,500	372,509
	Metrodata Electronics Tbk PT	15,657,100	608,813
	Metropolitan Kentjana Tbk PT	9,100	16,418
*	Mitra Adiperkasa Tbk PT	27,423,200	2,564,193
	Mitra Keluarga Karyasehat Tbk PT	3,422,700	674,595
	Mitra Pinasthika Mustika Tbk PT	4,596,400	413,807
*	MNC Kapital Indonesia Tbk PT	12,606,900	50,692
*	MNC Land Tbk PT	29,086,600	138,957
*	MNC Vision Networks Tbk PT	19,252,700	65,668
*	Mulia Industrindo Tbk PT	2,222,200	75,771

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Multipolar Tbk PT	5,540,600	$33,654
*	NFC Indonesia Tbk PT	86,200	43,142
	Nippon Indosari Corpindo Tbk PT	13,183,989	1,278,652
	Pabrik Kertas Tjiwi Kimia Tbk PT	3,377,600	1,562,981
*	Pacific Strategic Financial Tbk PT	20,982,800	1,816,507
	Pakuwon Jati Tbk PT	35,341,000	1,172,331
	Panin Financial Tbk PT	49,629,800	969,037
*	Paninvest Tbk PT	4,828,600	339,524
*	Pelayaran Tamarin Samudra Tbk PT	19,571,300	66,705
	Perusahaan Gas Negara Tbk PT	22,317,700	2,183,193
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	10,211,400	707,079
*	Pollux Properti Indonesia Tbk PT	354,000	3,773
* ††	Pool Advista Indonesia Tbk PT	10,473,500	6,693
*	PP Persero Tbk PT	9,359,714	415,288
	Prodia Widyahusada Tbk PT	175,800	70,399
	Puradelta Lestari Tbk PT	31,994,400	368,889
	Ramayana Lestari Sentosa Tbk PT	8,938,400	372,102
	Resource Alam Indonesia Tbk PT	3,733,900	125,830
* ††	Rimo International Lestari Tbk PT	211,251,900	0
	Rukun Raharja Tbk PT	2,350,900	157,523
	Salim Ivomas Pratama Tbk PT	12,369,300	335,722
	Samator Indo Gas Tbk PT	1,269,300	165,381
	Samindo Resources Tbk PT	106,600	10,863
	Sampoerna Agro Tbk PT	3,879,900	558,258
	Samudera Indonesia Tbk PT	16,970,000	446,980
*	Sarana Meditama Metropolitan Tbk PT	3,473,000	71,535
	Sariguna Primatirta Tbk PT	5,940,900	204,665
	Sawit Sumbermas Sarana Tbk PT	12,402,900	1,446,526
* ††	Sekawan Intipratama Tbk PT	9,367,900	0
	Selamat Sempurna Tbk PT	13,041,700	1,382,946
*	Semen Baturaja Tbk PT	6,838,100	166,953
	Siloam International Hospitals Tbk PT	11,618,000	1,371,478
	Sinar Mas Agro Resources & Technology Tbk PT	1,020,560	375,755
* ††	Sri Rejeki Isman Tbk PT	35,353,931	65,972
	Steel Pipe Industry of Indonesia PT	2,787,400	47,196
	Summarecon Agung Tbk PT	31,638,946	1,210,229
* ††	Surabaya Agung Industri Pulp & Kertas Tbk PT	64,500	0
	Surya Citra Media Tbk PT	66,369,600	747,483
	Surya Esa Perkasa Tbk PT	20,850,800	996,250
*	Surya Permata Andalan Tbk PT	550,300	17,105
	Surya Pertiwi Tbk PT	1,435,000	54,342
*	Surya Semesta Internusa Tbk PT	13,670,200	393,524
* ††	Suryainti Permata Tbk PT	7,252,000	0
	Temas Tbk PT	1,105,600	217,048
	Tempo Scan Pacific Tbk PT	1,861,700	177,672
	Timah Tbk PT	8,208,514	569,729
* ††	Trada Alam Minera Tbk PT	180,020,800	115,044
	Trias Sentosa Tbk PT	32,818,400	1,543,691
*	Trimegah Sekuritas IndonesiaTbk PT	2,930,400	40,362
	Triputra Agro Persada PT	6,424,000	280,457
	Tunas Baru Lampung Tbk PT	13,071,428	543,723
	Ultrajaya Milk Industry & Trading Co. Tbk PT	15,164,100	1,483,439
	Unggul Indah Cahaya Tbk PT	48,239	29,917
* ††	Waskita Beton Precast Tbk PT	28,238,300	100,095
*	Waskita Karya Persero Tbk PT	30,184,766	473,420
	Wijaya Karya Bangunan Gedung Tbk PT.	6,345,100	60,175
	Wijaya Karya Beton Tbk PT	8,423,800	101,111
*	Wijaya Karya Persero Tbk PT	8,006,607	330,923
	XL Axiata Tbk PT	12,240,579	1,465,082

TOTAL INDONESIA			77,356,198

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
KUWAIT — (0.1%)
	A’ayan Leasing & Investment Co. KSCP	725,784	$326,834
*	ALAFCO Aviation Lease & Finance Co. KSCP	143,143	88,749
	Al-Eid Food KSC	58,957	44,638
*	Alimtiaz Investment Group KSC	245,070	50,062
*	Arabi Group Holding KSC	88,646	73,763
	Arzan Financial Group for Financing & Investment KPSC	187,327	64,184
*	Asiya Capital Investments Co. KSCP	363,366	67,349
	Boubyan Petrochemicals Co. KSCP	79,283	211,111
	Boursa Kuwait Securities Co. KPSC	50,035	292,422
	Combined Group Contracting Co. SAK	10,744	15,321
	Commercial Facilities Co. SAKP	28,413	17,152
	Commercial Real Estate Co. KSC	478,579	159,292
	Gulf Cables & Electrical Industries Group Co. KSCP	19,261	79,508
	Heavy Engineering & Ship Building Co. KSCP, Class B	50,693	105,869
	Humansoft Holding Co. KSC	51,838	659,710
	Integrated Holding Co. KCSC	57,419	74,198
	Jazeera Airways Co. KSCP	31,983	187,859
	Kuwait Financial Centre SAK	23,180	7,587
	Kuwait Insurance Co. SAK	18,311	29,876
	Kuwait International Bank KSCP	655,843	395,924
	Kuwait Real Estate Co. KSC	472,769	177,414
	Mezzan Holding Co. KSCC	82,367	101,867
	National Industries Group Holding SAK	852,484	600,870
	National Investments Co. KSCP	202,596	167,921
	Salhia Real Estate Co. KSCP	136,429	226,602
	Securities House KSC	96,376	18,335
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	99,580	56,866

TOTAL KUWAIT			4,301,283

MALAYSIA — (1.6%)
#	7-Eleven Malaysia Holdings Bhd, Class B	2,072,285	948,163
	Able Global Bhd	232,200	68,863
	Aeon Co. M Bhd	1,014,100	289,271
	AEON Credit Service M Bhd	312,000	837,354
#	AFFIN Bank Bhd	1,407,910	641,474
*	AGMO HOLDINGS BHD	22,643	3,171
	Ajinomoto Malaysia Bhd	67,800	242,718
	Alliance Bank Malaysia Bhd	2,508,800	1,874,992
	Allianz Malaysia Bhd	134,100	417,641
	AME Elite Consortium Bhd	83,800	26,690
*	Ancom Nylex Bhd	729,600	173,870
#	Ann Joo Resources Bhd	353,150	85,846
	Astro Malaysia Holdings Bhd	1,643,500	256,351
# *	Berjaya Assets Bhd	1,888,400	129,415
*	Berjaya Corp. Bhd	6,779,128	456,572
	Berjaya Food Bhd	542,700	107,866
# *	Berjaya Land Bhd	3,154,600	187,286
# *	Bermaz Auto Bhd	1,150,700	596,372
	BIMB Holdings Bhd	453,400	204,338
	Bintulu Port Holdings Bhd	25,900	29,218
	Boustead Holdings Bhd	1,445,328	277,506
#	Boustead Plantations Bhd	932,299	151,743
#	British American Tobacco Malaysia Bhd	360,600	854,757
*	Bumi Armada Bhd	6,080,900	918,241

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Bursa Malaysia Bhd	1,230,700	$1,733,629
#	Cahya Mata Sarawak Bhd	1,296,800	326,651
	Carlsberg Brewery Malaysia Bhd, Class B	453,000	2,148,658
* ††	Carotech Bhd	230,650	0
#	CB Industrial Product Holding Bhd	867,240	198,595
#	CSC Steel Holdings Bhd	435,500	112,529
	D&O Green Technologies Bhd	780,600	722,121
#	Dagang NeXchange Bhd	1,927,400	226,099
	Datasonic Group Bhd	591,700	57,249
#	Dayang Enterprise Holdings Bhd	1,165,375	346,513
	DRB-Hicom Bhd	2,600,800	824,157
#	Dufu Technology Corp. Bhd	506,600	238,513
#	Duopharma Biotech Bhd	1,059,314	340,378
	Dutch Lady Milk Industries Bhd	79,100	463,885
	Eco World Development Group Bhd	2,120,900	357,715
# *	Eco World International Bhd	872,100	108,835
*	Ecofirst Consolidated Bhd	402,200	30,250
# *	Ekovest Bhd	3,871,950	326,151
	FAR East Holdings Bhd	258,300	219,914
#	Formosa Prosonic Industries Bhd	187,500	112,921
	Frontken Corp. Bhd	2,054,150	1,409,845
	Gadang Holdings Bhd	1,444,200	95,736
#	Gas Malaysia Bhd	531,500	397,383
# *	Genetec Technology Bhd	242,200	155,125
	Genting Plantations Bhd	74,000	99,588
	George Kent Malaysia Bhd	963,000	105,858
	Globetronics Technology Bhd	1,161,072	287,270
* ††	Golden Plus Holding Bhd	216,000	0
#	Guan Chong Bhd	979,000	582,487
	Hai-O Enterprise Bhd	642,197	170,142
	HAP Seng Consolidated Bhd	134,440	149,088
	Hap Seng Plantations Holdings Bhd	227,100	94,769
	Hartalega Holdings Bhd	900,600	380,615
#	Hengyuan Refining Co. Bhd	322,900	240,114
	Hextar Global Bhd	308,100	46,391
#	Hiap Teck Venture Bhd	3,025,300	234,885
#	Hibiscus Petroleum Bhd	3,346,500	770,915
	Hong Leong Capital Bhd	33,800	46,191
	Hong Leong Industries Bhd	350,400	716,408
	Hup Seng Industries Bhd	921,033	149,891
	IGB Bhd	666,254	444,090
	IJM Corp. Bhd	1,342,100	470,408
	IOI Properties Group Bhd	60,100	15,654
*	Iris Corp. Bhd	401,400	10,833
*	Iskandar Waterfront City Bhd	1,196,100	98,274
# *	JAKS Resources Bhd	4,088,380	202,331
	Jaya Tiasa Holdings Bhd	1,265,327	195,029
# *	JHM Consolidation Bhd	860,400	153,617
	Keck Seng Malaysia Bhd	289,650	224,931
	Kelington Group Bhd	51,200	16,872
#	Kenanga Investment Bank Bhd	298,700	59,972
	Kerjaya Prospek Group Bhd	728,690	186,523
#	Kim Loong Resources Bhd	838,580	346,177
# *	KNM Group Bhd	6,478,580	72,672
#	Kobay Technology Bhd	263,800	149,293
	Kossan Rubber Industries Bhd	1,889,700	530,726
	KPJ Healthcare Bhd	4,788,700	1,203,264
#	Kretam Holdings Bhd	1,548,200	225,945
# *	KSL Holdings Bhd	790,818	147,445

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Kumpulan Fima Bhd	168,550	$78,281
	Land & General Bhd	5,669,760	133,658
	LBS Bina Group Bhd	2,657,916	253,898
# *	Leong Hup International Bhd	525,600	63,129
#	Lii Hen Industries Bhd	951,000	178,165
# Ω	Lotte Chemical Titan Holding Bhd	1,020,797	286,526
#	LPI Capital Bhd	373,224	1,011,264
	Luxchem Corp. Bhd	56,200	6,117
	Magni-Tech Industries Bhd	612,433	244,704
#	Magnum Bhd	2,508,963	625,041
#	Mah Sing Group Bhd	3,290,287	447,090
#	Malakoff Corp. Bhd	4,685,100	714,944
	Malayan Flour Mills Bhd	1,980,175	326,703
#	Malaysia Building Society Bhd	5,406,590	752,861
#	Malaysia Smelting Corp. Bhd	213,800	96,341
#	Malaysian Resources Corp. Bhd	4,929,166	338,279
	Matrix Concepts Holdings Bhd	3,248,937	1,042,021
	MBM Resources Bhd	483,896	389,946
	Media Chinese International Ltd	1,200,400	44,466
	Media Prima Bhd	86,700	8,568
	Mega First Corp. Bhd	1,538,100	1,179,289
#	MKH Bhd	1,437,434	426,460
	MNRB Holdings Bhd	1,170,188	262,647
#	MPHB Capital Bhd	1,201,700	269,726
	Muda Holdings Bhd	348,000	125,018
*	Muhibbah Engineering M Bhd	1,522,025	229,359
	My EG Services Bhd	7,613,600	1,353,572
	Nylex Malaysia Bhd	4,205	413
#	OCK Group Bhd	1,345,100	121,047
	Oriental Holdings Bhd	679,900	1,011,715
#	OSK Holdings Bhd	5,459,555	1,188,023
	PA Resources Bhd	970,800	62,280
	Padini Holdings Bhd	1,331,800	1,210,902
	Panasonic Manufacturing Malaysia Bhd	25,084	127,983
	Pantech Group Holdings Bhd	1,007,619	167,641
#	Paramount Corp. Bhd	1,104,355	193,356
	Perak Transit Bhd	632,500	149,161
#	Petron Malaysia Refining & Marketing Bhd	256,100	253,248
#	Pharmaniaga Bhd	316,200	27,335
#	PIE Industrial Bhd	53,100	43,983
	PMB Technology Bhd	49,300	46,008
	Power Root Bhd	21,700	10,238
#	Ranhill Utilities Bhd	1,759,838	237,195
	RCE Capital Bhd	274,600	115,789
#	Sam Engineering & Equipment M Bhd	330,200	336,503
*	Sapura Energy Bhd	17,186,400	134,000
#	Sarawak Oil Palms Bhd	830,255	462,740
	Scientex Bhd	1,398,672	1,070,612
	SEG International Bhd	145,885	21,910
*	Shangri-La Hotels Malaysia Bhd	244,900	164,821
#	Sime Darby Property Bhd	5,517,400	583,020
#	SKP Resources Bhd	2,082,124	608,641
	SP Setia Bhd Group	3,536,900	457,676
	Sports Toto Bhd	2,350,050	733,110
* ††	Sumatec Resources Bhd	6,536,100	0
	Sunway Construction Group Bhd	346,636	136,295
	Suria Capital Holdings Bhd	269,560	76,944
#	Syarikat Takaful Malaysia Keluarga Bhd	731,957	540,481
#	Ta Ann Holdings Bhd	448,389	311,183

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Taliworks Corp. Bhd	476,616	$89,249
	Tan Chong Motor Holdings Bhd	211,500	52,125
#	TASCO Bhd	191,900	38,579
#	Thong Guan Industries Bhd	530,900	272,057
	TMC Life Sciences Bhd	948,400	121,504
*	Tropicana Corp. Bhd	2,587,990	789,717
#	TSH Resources Bhd	1,381,600	319,735
#	Uchi Technologies Bhd	887,200	687,056
	UEM Edgenta Bhd	941,100	213,340
#	UEM Sunrise Bhd	1,288,000	73,880
#	UMW Holdings Bhd	1,084,500	941,953
	Unisem M Bhd	548,200	369,757
	United Malacca Bhd	442,250	533,180
	UOA Development Bhd	4,413,299	1,702,480
	UWC Bhd	512,300	370,224
# *	Velesto Energy Bhd	12,161,908	632,051
#	VS Industry Bhd	4,194,800	768,921
#	WCT Holdings Bhd	2,091,593	206,666
#	Wellcall Holdings Bhd	1,183,600	308,218
*	Widad Group Bhd	1,235,800	127,581
# *	YNH Property Bhd	2,935,116	3,330,187

TOTAL MALAYSIA			63,002,024

MEXICO — (3.1%)
# *	ALEATICA SAB de CV	228,600	446,596
	Alfa SAB de CV, Class A	858,225	547,981
	Alpek SAB de CV	1,130,127	1,197,415
*	Alsea SAB de CV	1,253,320	3,375,972
*	Axtel SAB de CV	6,155,647	469,047
Ω	Banco del Bajio SA	2,573,919	8,463,533
	Bolsa Mexicana de Valores SAB de CV	1,231,255	2,713,219
	Consorcio ARA SAB de CV	5,594,857	1,198,042
# *	Controladora Vuela Cia de Aviacion SAB de CV, Class A	1,965,760	2,311,308
#	Corp Actinver SAB de CV	198,770	144,825
	Corp Interamericana de Entretenimiento SAB de CV, Class B	960,372	640,978
	Corp. Inmobiliaria Vesta SAB de CV	1,611,339	5,090,467
	Corp. Moctezuma SAB de CV	838,557	2,749,405
	Corporativo Fragua SAB de CV	3	80
*	Corpovael SA de CV	73,341	11,422
	Cydsa SAB de CV	10,875	11,498
# * ††	Empresas ICA SAB de CV	3,768,186	0
*	Financiera Independencia SAB de CV SOFOM ENR	3,187	1,418
	GCC SAB de CV	548,771	4,364,651
	Genomma Lab Internacional SAB de CV, Class B	2,030,927	1,686,462
	Gentera SAB de CV	2,941,632	3,232,940
	Gruma SAB de CV, Class B	40,411	634,592
	Grupo Aeroportuario del Centro Norte SAB de CV	579,894	6,361,595
	Grupo Comercial Chedraui SA de CV	1,733,477	10,248,817
	Grupo Herdez SAB de CV	1,428,625	3,784,611
*	Grupo Hotelero Santa Fe SAB de CV	618,935	140,452
	Grupo Industrial Saltillo SAB de CV	1,080,258	1,862,566
	Grupo KUO SAB de CV, Class B	714,554	1,609,580
*	Grupo Pochteca SAB de CV	336,841	139,480
*	Grupo Posadas SAB de CV	158,511	238,038
	Grupo Rotoplas SAB de CV	776,001	1,083,324
*	Grupo Simec SAB de CV, Class B	945,472	10,506,705
#* Ω	Grupo Traxion SAB de CV	337,573	649,067
*	Hoteles City Express SAB de CV	1,160,092	533,605
*	Industrias CH SAB de CV, Class B	1,697,905	19,211,980

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	La Comer SAB de CV	2,986,626	$6,528,235
	Megacable Holdings SAB de CV	2,030,295	5,524,182
# *	Minera Frisco SAB de CV, Class A1	5,327,018	865,146
* Ω	Nemak SAB de CV	2,997,040	701,774
	Operadora de Sites Mexicanos SA de CV, Class A	791,428	764,159
	Orbia Advance Corp. SAB de CV	179,587	413,521
*	Organizacion Cultiba SAB de CV	1,103,096	766,912
*	Organizacion Soriana SAB de CV, Class B	358,274	620,321
	Promotora y Operadora de Infraestructura SAB de CV	543,423	5,655,323
	Promotora y Operadora de Infraestructura SAB de CV, Class L	7,839	54,495
#	Qualitas Controladora SAB de CV	385,841	2,562,116
	Regional SAB de CV	509,823	3,732,473
* ††	Sanluis Corp. SA	4,642	0
* ††	Sanluis Corp. SA	4,642	0
* ††	Sanluis Rassini	3,300	0
*	Vista Energy SAB de CV, ADR	2,874	60,124
	Vitro SAB de CV, Class A	704,098	720,174

TOTAL MEXICO			124,630,626

PHILIPPINES — (1.1%)
*	8990 Holdings, Inc.	3,671,200	607,239
	A Soriano Corp.	2,931,411	551,419
††	ACR Mining Corp.	48,205	2,921
	Alliance Global Group, Inc.	6,957,300	1,735,791
	Alsons Consolidated Resources, Inc.	2,780,000	40,313
	Apex Mining Co., Inc.	5,852,000	316,717
*	Apollo Global Capital, Inc.	27,650,000	14,975
*	AyalaLand Logistics Holdings Corp.	4,021,100	207,851
	Belle Corp.	13,307,400	283,683
*	Bloomberry Resorts Corp.	8,961,900	1,701,265
*	Cebu Air, Inc.	603,320	429,760
* ††	Cebu Holdings, Inc.	3,180,400	66,037
* Ω	CEMEX Holdings Philippines, Inc.	1,167,799	21,323
	Century Pacific Food, Inc.	2,790,500	1,303,676
	China Banking Corp.	6,526,914	3,978,695
	COL Financial Group, Inc.	922,000	50,626
*	Converge Information & Communications Technology Solutions, Inc.	3,231,600	690,071
	Cosco Capital, Inc.	11,229,900	983,530
	D&L Industries, Inc.	6,538,700	991,148
*	DITO CME Holdings Corp.	1,354,100	62,403
	DMCI Holdings, Inc.	5,194,000	921,547
	DoubleDragon Corp.	2,132,190	302,156
	East West Banking Corp.	1,996,300	268,550
	Filinvest Development Corp.	3,356,422	330,207
	Filinvest Land, Inc.	53,722,577	766,962
	First Gen Corp.	235,300	67,259
	First Philippine Holdings Corp.	1,712,200	1,929,893
	Global Ferronickel Holdings, Inc.	4,072,911	180,451
*	Global-Estate Resorts, Inc.	2,410,000	37,827
	GT Capital Holdings, Inc.	159,710	1,380,754
*	Holcim Philippines, Inc.	2,182,300	152,188
*	Integrated Micro-Electronics, Inc.	2,685,414	254,667
	LT Group, Inc.	3,026,800	555,562
	MacroAsia Corp.	1,945,032	166,175
	Manila Water Co., Inc.	7,255,700	2,521,258
	Max’s Group, Inc.	832,200	69,127
	Megawide Construction Corp.	1,121,208	65,324
	Megaworld Corp.	17,815,000	644,705
	Metro Pacific Investments Corp.	18,756,000	1,501,087

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Nickel Asia Corp.	10,067,100	$1,206,716
	Petron Corp.	9,340,800	574,264
††	Philcomsat Holdings Corp.	316,021	431,709
	Philex Mining Corp.	4,552,300	255,948
*	Philippine National Bank	1,895,726	636,468
* ††	Philippine National Construction Corp.	173,000	2,871
	Philippine Savings Bank	474,907	479,059
*	Philippine Seven Corp.	10,510	15,522
	Philippine Stock Exchange, Inc.	74,482	227,640
* ††	Philtown Properties, Inc.	111,562	0
*	Phoenix Petroleum Philippines, Inc.	929,580	134,070
	Premium Leisure Corp.	16,097,000	139,612
	Puregold Price Club, Inc.	1,996,790	1,177,121
*	PXP Energy Corp.	2,777,800	310,712
	RFM Corp.	7,485,068	439,027
	Rizal Commercial Banking Corp.	2,651,952	1,125,684
	Robinsons Land Corp.	8,287,651	2,162,275
	Robinsons Retail Holdings, Inc.	1,008,440	991,818
	Security Bank Corp.	700,750	1,168,957
	Semirara Mining & Power Corp.	392,000	191,504
	Shakey’s Pizza Asia Ventures, Inc.	274,900	42,725
	Shell Pilipinas Corp.	1,365,390	418,675
	Synergy Grid & Development Phils, Inc.	365,700	68,792
*	Top Frontier Investment Holdings, Inc.	2,580	4,654
	Union Bank of the Philippines	2,064,029	3,091,177
	Vista Land & Lifescapes, Inc.	27,882,200	886,470
	Vistamalls, Inc.	589,600	29,745
	Wilcon Depot, Inc.	2,969,100	1,553,682

TOTAL PHILIPPINES			43,922,039

POLAND — (1.2%)
*	11 bit studios SA	4,705	708,701
	AB SA	2,202	26,811
*	Agora SA	118,444	208,744
*	Alior Bank SA	200,681	2,102,326
	Alumetal SA	7,000	130,886
	Amica SA	13,582	244,608
*	AmRest Holdings SE	74,728	336,832
	Apator SA	59,870	223,518
	Arctic Paper SA	8,074	37,904
	ASBISc Enterprises PLC	63,047	434,764
	Asseco Poland SA	56,397	1,144,239
	Auto Partner SA	10,278	45,779
	Bank Handlowy w Warszawie SA	34,629	748,018
*	Bank Millennium SA	933,896	1,108,364
*	Bank Ochrony Srodowiska SA	63,177	149,929
*	Benefit Systems SA	2,138	604,997
# *	Bioton SA	111,045	105,380
	Boryszew SA	136,924	251,842
	Budimex SA	46,561	4,103,422
*	CCC SA	72,112	777,263
	Celon Pharma SA	21,330	71,397
# *	CI Games SA	240,060	262,621
	Cognor Holding SA	150,545	377,024
#	ComArch SA	12,137	450,424
#	Develia SA	1,491,512	1,296,006
	Dom Development SA	14,417	471,034
	Echo Investment SA	22,550	21,273
*	Enea SA	691,490	1,118,222

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	Eurocash SA	191,789	$874,726
	Fabryki Mebli Forte SA	74,704	484,152
	Globe Trade Centre SA	449,774	626,100
*	Grenevia SA	717,909	572,467
*	Grupa Azoty SA	117,994	912,196
	Grupa Kety SA	54,308	7,404,726
	Inter Cars SA	34,367	4,254,275
*	Jastrzebska Spolka Weglowa SA	79,824	826,142
*	Kernel Holding SA	48,392	210,929
	KRUK SA	66,442	5,998,398
	LiveChat Software SA	24,886	831,211
# *	Lubawa SA	30,768	27,724
	Lubelski Wegiel Bogdanka SA	28,306	264,365
	Mirbud SA	58,259	116,182
#	Mo-BRUK SA	1,704	119,005
	Neuca SA	1,555	252,246
	NEWAG SA	522	2,301
# *	PKP Cargo SA	62,771	238,849
	PlayWay SA	3,345	337,837
*	Polimex-Mostostal SA	81,648	86,874
	Stalexport Autostrady SA	350,306	211,638
*	Tauron Polska Energia SA	2,488,288	1,239,024
	TEN Square Games SA	6,492	128,084
	Tim SA	15,749	185,786
	Torpol SA	12,861	55,690
	Votum SA	4,442	50,648
	VRG SA	873,743	717,627
#	Warsaw Stock Exchange	48,147	418,476
*	Wawel SA	365	44,312
	Wirtualna Polska Holding SA	4,882	136,091
# Ω	XTB SA	64,850	623,241
	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	4,412
# *	Zespol Elektrowni Patnow Adamow Konin SA	84,133	465,567

TOTAL POLAND			46,283,629

QATAR — (0.7%)
	Aamal Co	5,648,983	1,280,741
	Al Khaleej Takaful Group QSC	475,885	299,957
	Al Meera Consumer Goods Co. QSC	274,788	1,099,974
	Alijarah Holding Co. QPSC	938,558	185,336
*	Baladna	2,035,733	774,115
	Barwa Real Estate Co.	3,633,504	2,509,139
	Doha Bank QPSC	4,277,547	1,826,580
	Doha Insurance Co. QSC	178,039	94,333
*	Estithmar Holding QPSC	3,254,754	1,922,481
	Gulf International Services QSC	2,627,664	1,523,331
	Gulf Warehousing Co.	779,029	778,613
*	Lesha Bank LLC	3,400,379	932,903
	Mannai Corp. QSC	405,771	595,674
*	Mazaya Real Estate Development QPSC	2,199,730	340,269
	Medicare Group	516,939	854,189
	Qatar Aluminum Manufacturing Co.	6,276,133	2,672,445
*	Qatar Insurance Co. SAQ	3,096,864	1,487,227
	Qatar International Islamic Bank QSC	291,121	795,897
	Qatar Islamic Insurance Group	13,547	31,803
	Qatar National Cement Co. QSC	609,912	668,219
	Qatar Navigation QSC	1,108,819	2,760,771
*	Salam International Investment Ltd. QSC	2,728,762	406,316
	United Development Co. QSC	5,503,272	1,701,677

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Vodafone Qatar QSC	5,156,403	$2,435,033
*	Widam Food Co.	298,655	116,077
	Zad Holding Co.	7,892	31,920

TOTAL QATAR			28,125,020

RUSSIA — (0.0%)
* ††	Etalon Group PLC, GDR	359,594	0
* ††	Globaltrans Investment PLC, GDR	168,485	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	32,799	0
* ††	Mechel PJSC, Sponsored ADR	123,618	0
* ††	PhosAgro PJSC, GDR	120,928	0
* ††	PhosAgro PJSC	779	0
* ††	Ros Agro PLC, GDR	44,970	0
* ††	Rostelecom PJSC, Sponsored ADR	171,891	0
* ††	RusHydro PJSC, ADR	952,144	0
* ††	VTB Bank PJSC, GDR	27,705	0

SAUDI ARABIA — (4.1%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	49,173	347,511
	Abdullah Al Othaim Markets Co.	116,272	4,457,743
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	31,236	261,608
	Advanced Petrochemical Co.	335,810	4,288,346
*	Al Alamiya for Cooperative Insurance Co.	77,220	292,029
	Al Babtain Power & Telecommunication Co.	80,373	568,941
*	Al Gassim Investment Holding Co.	50,411	371,269
	Al Hammadi Holding	252,667	3,798,073
*	Al Hassan Ghazi Ibrahim Shaker Co.	93,542	527,083
	Al Jouf Agricultural Development Co.	49,267	700,768
*	Al Jouf Cement Co.	201,449	688,015
*	Al Khaleej Training & Education Co.	180,447	889,942
	Al Moammar Information Systems Co.	65,812	2,158,340
*	Al Rajhi Co. for Co-operative Insurance	34,183	943,634
	Al Yamamah Steel Industries Co.	84,219	552,456
*	AlAbdullatif Industrial Investment Co.	131,619	687,410
	Alamar Foods	5,482	202,239
	Alandalus Property Co.	194,116	955,224
	Alaseel Co.	29,986	327,583
*	Al-Baha Development & Investment Co.	57,086	237,964
*	Aldrees Petroleum & Transport Services Co.	127,998	3,439,958
*	Al-Etihad Cooperative Insurance Co.	94,568	461,247
*	AlJazira Takaful Ta’awuni Co.	94,311	466,338
	AlKhorayef Water & Power Technologies Co.	15,235	580,103
*	Allianz Saudi Fransi Cooperative Insurance Co.	128,617	545,766
	Almunajem Foods Co.	28,038	470,396
	Alujain Corp.	82,243	881,199
*	Amana Cooperative Insurance Co.	47,955	144,667
*	Arab Sea Information Systems Co.	22,951	503,181
*	Arabia Insurance Cooperative Co.	94,706	298,455
	Arabian Cement Co.	185,419	1,755,364
	Arabian Centres Co. Ltd.	337,971	1,960,871
	Arabian Contracting Services Co.	30,850	1,038,137
	Arriyadh Development Co.	350,650	1,897,171
	Astra Industrial Group	150,962	2,718,032
	Ataa Educational Co.	24,132	438,597
	Baazeem Trading Co.	2,364	44,440
	Bank Al-Jazira	726,727	3,802,603
*	Basic Chemical Industries Ltd.	42,491	410,239
*	Batic Investments & Logistic Co.	30,069	191,613
	Bawan Co.	95,676	744,396

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	BinDawood Holding Co.	43,835	$802,905
*	Buruj Cooperative Insurance Co.	52,247	258,233
*	Chubb Arabia Cooperative Insurance Co.	44,551	223,176
	City Cement Co.	270,893	1,580,583
*	Co. for Cooperative Insurance	200,927	5,535,085
	Dallah Healthcare Co.	130,489	5,945,282
*	Dar Al Arkan Real Estate Development Co.	1,798,980	7,765,734
*	Dur Hospitality Co.	195,380	1,450,977
	Eastern Province Cement Co.	116,026	1,319,630
*	Electrical Industries Co.	70,899	733,916
*	Emaar Economic City	1,281,552	3,322,640
*	Fawaz Abdulaziz Al Hokair & Co.	122,548	527,147
*	Fitaihi Holding Group	58,130	493,977
*	Gulf General Cooperative Insurance Co.	42,210	91,596
	Gulf Insurance Group	78,949	580,122
*	Gulf Union Cooperative Insurance Co.	15,780	43,861
	Hail Cement Co.	198,272	648,450
	Halwani Brothers Co.	75,380	1,166,170
*	Herfy Food Services Co.	67,026	637,052
*	Jazan Energy & Development Co.	97,806	398,665
	L’Azurde Co. for Jewelry	83,263	330,542
	Leejam Sports Co. JSC	77,737	2,478,193
	Maharah Human Resources Co.	76,002	1,278,237
*	Malath Cooperative Insurance Co.	101,449	402,390
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	178,838	425,242
*	Methanol Chemicals Co.	131,270	883,180
*	Middle East Healthcare Co.	27,667	287,782
	Middle East Paper Co.	122,352	1,063,286
*	Middle East Specialized Cables Co.	45,666	154,506
*	Mobile Telecommunications Co. Saudi Arabia	1,467,319	5,876,627
	Najran Cement Co.	338,041	1,293,159
*	Nama Chemicals Co.	39,377	377,101
*	National Agriculture Development Co.	184,071	1,449,157
	National Co. for Glass Industries	63,808	589,838
	National Co. for Learning & Education	40,617	1,207,496
	National Gas & Industrialization Co.	91,763	1,510,602
	National Gypsum	62,155	413,630
*	National Industrialization Co.	1,145,120	4,200,036
	National Medical Care Co.	83,989	2,130,776
*	National Metal Manufacturing & Casting Co.	16,636	88,207
	Nayifat Finance Co.	32,649	167,442
	Northern Region Cement Co.	386,643	1,239,526
	Qassim Cement Co.	114,813	2,112,538
*	Raydan Food Co.	24,476	189,535
	Saudi Airlines Catering Co.	151,169	3,841,733
*	Saudi Arabian Amiantit Co.	6,257	74,454
*	Saudi Arabian Cooperative Insurance Co.	52,874	182,263
	Saudi Automotive Services Co.	111,086	1,155,076
	Saudi Cement Co.	270,257	4,062,920
	Saudi Ceramic Co.	154,509	1,327,196
	Saudi Chemical Co. Holding	161,737	1,302,553
*	Saudi Co. For Hardware CJSC	69,700	592,729
*	Saudi Ground Services Co.	327,188	2,267,675
*	Saudi Industrial Development Co.	23,922	76,403
	Saudi Industrial Investment Group	71,805	489,682
	Saudi Industrial Services Co.	145,826	1,072,041
*	Saudi Marketing Co.	85,805	617,681
*	Saudi Paper Manufacturing Co.	65,818	535,378
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	152,254	1,044,659

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Printing & Packaging Co.	81,990	$402,870
*	Saudi Public Transport Co.	248,132	1,218,926
*	Saudi Real Estate Co.	611,764	2,260,305
*	Saudi Reinsurance Co.	192,614	840,108
*	Saudi Research & Media Group	60,383	3,395,430
*	Saudi Steel Pipe Co.	42,075	266,805
*	Saudi Vitrified Clay Pipe Co. Ltd.	16,382	199,746
	Saudia Dairy & Foodstuff Co.	49,883	3,709,487
	Savola Group	184,043	1,567,674
*	Seera Group Holding	565,462	3,755,899
*	Sinad Holding Co.	240,983	791,425
	Southern Province Cement Co.	171,643	2,412,935
*	Tabuk Agriculture	40,468	207,045
	Tabuk Cement Co.	183,346	763,654
*	Takween Advanced Industries Co.	131,028	348,656
	Tanmiah Food Co.	11,338	437,211
	Theeb Rent A Car Co.	28,626	587,056
	Umm Al-Qura Cement Co.	109,945	514,734
*	United Co-operative Assurance Co.	58,749	137,157
	United Electronics Co.	143,822	2,950,012
	United International Transportation Co.	124,963	1,990,816
	United Wire Factories Co.	63,308	463,930
*	Walaa Cooperative Insurance Co.	143,101	555,849
*	Wataniya Insurance Co.	44,546	197,838
	Yamama Cement Co.	382,705	3,363,983
	Yanbu Cement Co.	281,306	2,695,277
	Zahrat Al Waha For Trading Co.	41,562	410,536
*	Zamil Industrial Investment Co.	123,209	601,950

TOTAL SAUDI ARABIA			165,412,937

SINGAPORE — (0.0%)
* ††	Tech-Pro, Inc.	43,862,000	0

SOUTH AFRICA — (3.2%)
	Adcock Ingram Holdings Ltd.	158,752	435,404
	Advtech Ltd.	2,578,964	2,588,771
	AECI Ltd.	479,239	2,263,850
	African Rainbow Minerals Ltd.	256,363	3,220,530
	Afrimat Ltd.	169,656	495,056
	Alexander Forbes Group Holdings Ltd.	2,051,912	551,745
	Altron Ltd., Class A	940,823	450,286
	Astral Foods Ltd.	136,193	1,251,840
*	Aveng Ltd.	10,798	6,277
	AVI Ltd.	1,086,453	4,054,680
	Barloworld Ltd.	805,351	3,996,171
*	Blue Label Telecoms Ltd.	1,427,968	352,312
# *	Brait PLC	3,522,364	647,838
#	Cashbuild Ltd.	69,167	670,332
	Caxton & CTP Publishers & Printers Ltd.	343,385	187,584
	City Lodge Hotels Ltd.	1,254,736	274,366
	Coronation Fund Managers Ltd.	751,565	1,233,203
	Curro Holdings Ltd.	519,879	230,493
#	DataTec Ltd.	1,999,761	3,976,794
Ω	Dis-Chem Pharmacies Ltd.	1,048,985	1,528,303
	DRDGOLD Ltd.	1,386,609	1,483,232
	Famous Brands Ltd.	309,750	1,108,347
	Foschini Group Ltd.	907,837	4,707,400
	Grindrod Ltd.	1,969,181	1,058,065
	Harmony Gold Mining Co. Ltd., Sponsored ADR	1,765,685	8,139,808

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Hudaco Industries Ltd.	116,059	$977,349
	Italtile Ltd.	924,268	624,798
	JSE Ltd.	306,394	1,612,440
	KAP Ltd.	8,309,278	1,383,196
*	Lesaka Technologies, Inc.	776	2,870
	Lewis Group Ltd.	578,141	1,199,161
	Life Healthcare Group Holdings Ltd.	4,434,814	5,032,578
	Merafe Resources Ltd.	3,205,125	208,554
*	Metair Investments Ltd.	778,116	1,043,264
	MiX Telematics Ltd.	37,895	12,404
	MiX Telematics Ltd., Sponsored ADR	27,358	212,024
	Momentum Metropolitan Holdings	3,419,117	3,463,880
	Motus Holdings Ltd.	459,916	2,388,597
	Mpact Ltd.	1,117,953	1,709,559
	Mr Price Group Ltd.	588,379	4,840,747
	MultiChoice Group	324,209	2,028,313
*	Murray & Roberts Holdings Ltd.	1,202,159	86,854
*	Nampak Ltd.	646,285	31,836
	Netcare Ltd.	3,302,621	2,884,241
	Ninety One Ltd.	367,265	830,608
*	Northam Platinum Holdings Ltd.	76,106	745,174
	Oceana Group Ltd.	287,831	1,054,757
	Omnia Holdings Ltd.	823,147	2,591,572
	Pick n Pay Stores Ltd.	1,070,181	2,538,861
*	PPC Ltd.	3,859,494	600,232
	PSG Konsult Ltd.	1,127,580	808,510
	Raubex Group Ltd.	952,268	1,375,001
	RCL Foods Ltd.	535,302	333,603
	Reunert Ltd.	625,305	2,016,570
	RFG Holdings Ltd.	423,587	215,330
	Royal Bafokeng Platinum Ltd.	539,585	4,233,920
	Santam Ltd.	141,557	2,200,566
	Sappi Ltd.	1,636,032	3,721,738
*	Southern Sun Ltd.	92,144	22,518
#	SPAR Group Ltd.	596,664	4,583,962
	Spur Corp. Ltd.	313,469	406,901
	Sun International Ltd.	1,011,713	2,268,715
	Super Group Ltd.	1,609,612	2,820,118
*	Telkom SA SOC Ltd.	1,038,793	1,886,119
	Thungela Resources Ltd.	229,947	2,155,442
	Tiger Brands Ltd.	369,960	4,008,238
	Transaction Capital Ltd.	1,597,214	1,062,571
*	Trencor Ltd.	903,601	325,459
	Truworths International Ltd.	1,167,171	3,476,300
	Tsogo Sun Gaming Ltd.	1,735,276	1,159,751
*	Wilson Bayly Holmes-Ovcon Ltd.	274,413	1,625,911
	Woolworths Holdings Ltd.	928,008	3,304,243
*	Zeda Ltd.	811,474	539,158

TOTAL SOUTH AFRICA			127,567,200

SOUTH KOREA — (11.6%)
*	3S Korea Co. Ltd.	179,036	280,316
	ABco Electronics Co. Ltd.	34,238	321,793
*	Able C&C Co. Ltd.	1,711	10,778
	ABOV Semiconductor Co. Ltd.	51,471	387,010
# *	Abpro Bio Co. Ltd.	630,240	238,928
*	ADTechnology Co. Ltd.	10,244	139,711
#	Advanced Nano Products Co. Ltd.	28,035	3,142,870
	Advanced Process Systems Corp.	42,216	643,919

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Aekyung Chemical Co. Ltd.	15,553	$176,752
	Aekyung Industrial Co. Ltd.	18,948	305,461
*	AeroSpace Technology of Korea, Inc.	33,833	100,907
	AfreecaTV Co. Ltd.	27,213	1,586,366
*	Agabang&Company	62,474	157,875
	Ahnlab, Inc.	22,134	1,012,468
	AJ Networks Co. Ltd.	57,598	203,470
*	Ajin Industrial Co. Ltd.	102,112	305,444
	AJINEXTEK Co. Ltd.	4,451	29,794
*	AJU Steel Co., Ltd.	1,497	10,514
	AK Holdings, Inc.	13,911	200,391
*	ALUKO Co. Ltd.	176,811	416,879
*	Amicogen, Inc.	40,365	513,218
*	Aminologics Co. Ltd.	257,988	340,261
*	Amo Greentech Co. Ltd.	16,729	196,950
*	Amotech Co. Ltd.	41,568	512,932
*	Anam Electronics Co. Ltd.	194,257	293,232
# *	Ananti, Inc.	237,282	1,118,801
*	Anapass, Inc.	9,199	126,351
*	Anterogen Co. Ltd.	17,628	249,187
*	Apact Co. Ltd.	47,847	97,725
*	APRO Co. Ltd.	15,290	174,972
*	Aprogen Biologics	552,176	156,042
*	Aprogen, Inc.	268,248	257,135
*	APS, Inc.	44,932	379,472
*	APTC Co. Ltd.	29,454	257,052
* ††	Arion Technology, Inc.	51,658	0
*	Aroot Co. Ltd.	130,461	54,290
	Asia Cement Co. Ltd.	54,970	440,352
	ASIA Holdings Co. Ltd.	3,528	366,015
	Asia Pacific Satellite, Inc.	12,337	156,558
	Asia Paper Manufacturing Co. Ltd.	16,637	437,629
*	Asiana Airlines, Inc.	82,372	792,227
*	ASTORY Co. Ltd.	10,496	162,022
	Atec Co. Ltd.	16,045	108,056
*	A-Tech Solution Co. Ltd.	10,226	80,744
	Atinum Investment Co. Ltd.	122,830	242,051
	AUK Corp.	95,994	156,511
	Aurora World Corp.	24,777	144,021
	Autech Corp.	43,708	190,049
	Avaco Co. Ltd.	36,513	464,017
*	Avatec Co. Ltd.	7,666	88,942
	Baiksan Co. Ltd.	51,917	309,454
*	Barunson Entertainment & Arts Corp.	89,960	56,745
	Bcworld Pharm Co. Ltd.	18,102	90,615
	BGF Co. Ltd.	119,024	367,738
	BGFecomaterials Co. Ltd.	76,189	435,060
#	BH Co. Ltd.	79,009	1,369,648
*	Binex Co. Ltd.	107,355	749,889
	Binggrae Co. Ltd.	21,800	725,633
*	Biodyne Co. Ltd.	2,065	55,657
# *	Bioneer Corp.	62,313	2,720,171
*	BioSmart Co. Ltd.	66,962	160,587
*	Biosolution Co., Ltd.	1,090	9,902
*	Biotoxtech Co. Ltd.	46,948	305,047
	BIT Computer Co. Ltd.	59,290	251,794
	Bixolon Co. Ltd.	34,684	163,944
*	BNC Korea Co. Ltd.	151,788	439,265
	Boditech Med, Inc.	86,134	745,710

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Bohae Brewery Co. Ltd.	316,282	$141,361
#	BoKwang Industry Co. Ltd.	63,717	324,078
	Bolak Co. Ltd.	110,078	140,130
	Bookook Securities Co. Ltd.	14,493	215,376
	Boryung	107,363	698,378
*	Bosung Power Technology Co. Ltd.	164,457	477,404
*	Bridge Biotherapeutics, Inc.	6,700	44,177
*	Bucket Studio Co. Ltd.	55,178	47,535
# *	Bukwang Pharmaceutical Co. Ltd.	166,111	996,568
*	Bumyang Construction Co. Ltd.	11,771	23,184
*	BusinessOn Communication Co. Ltd.	3,824	35,071
	BYC Co. Ltd.	1,007	352,931
	Byucksan Corp.	165,999	260,837
*	Caelum Co. Ltd.	7,444	20,445
*	Cafe24 Corp.	41,566	275,954
*	CammSys Corp.	267,893	336,649
	Camus Engineering & Construction, Inc.	27,025	33,503
*	Carelabs Co. Ltd.	17,016	92,729
	Cell Biotech Co. Ltd.	14,658	147,214
*	Cellumed Co. Ltd.	84,047	338,093
*	Chabiotech Co. Ltd.	127,163	1,239,015
	Changhae Ethanol Co. Ltd.	15,424	117,827
	Chemtronics Co. Ltd.	44,727	743,673
*	Chemtros Co. Ltd.	49,470	362,879
	Cheryong Electric Co. Ltd.	45,503	528,569
*	ChinHung International, Inc.	225,900	210,246
	Chinyang Holdings Corp.	86,435	208,169
	Chips&Media, Inc.	18,591	300,565
*	Choa Pharmaceutical Co.	85,589	138,022
*	Choil Aluminum Co. Ltd.	202,637	458,238
*	Chokwang Leather Co. Ltd.	607	22,451
	Chokwang Paint Ltd.	16,613	90,424
	Chong Kun Dang Pharmaceutical Corp.	20,308	1,287,676
	Chongkundang Holdings Corp.	11,961	453,823
	Choong Ang Vaccine Laboratory	28,743	223,861
*	Chorokbaem Media Co. Ltd.	49,739	334,658
	Chosun Refractories Co. Ltd.	66,160	487,460
*	CJ Bioscience, Inc.	471	11,070
*	CJ CGV Co. Ltd.	27,620	317,019
	CJ Freshway Corp.	25,918	552,396
*	CJ Seafood Corp.	89,298	216,841
*	CKD Bio Corp.	12,748	241,424
	Classys, Inc.	49,967	889,346
	CLIO Cosmetics Co. Ltd.	10,125	163,169
*	CMG Pharmaceutical Co. Ltd.	414,020	666,684
* ††	CNT85, Inc.	1,452	1,432
*	CoAsia Corp.	31,318	194,578
*	Com2uS Holdings Corp.	16,335	533,250
	Com2uSCorp.	24,598	1,266,299
*	Comtec Systems Co. Ltd.	55,335	32,078
*	Connectwave Co. Ltd.	31,806	355,237
*	ContentreeJoongAng Corp.	25,551	467,415
*	Coreana Cosmetics Co. Ltd.	102,112	225,655
*	Corentec Co. Ltd.	14,365	124,515
*	CORESTEMCHEMON, Inc.	3,541	20,479
*	COSMAX NBT, Inc.	22,850	73,441
*	Cosmax, Inc.	32,365	1,872,916
#	Cowell Fashion Co. Ltd.	92,364	304,529
	Cowintech Co. Ltd.	13,876	323,083

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Creas F&C Co. Ltd.	2,747	$37,235
*	Creative & Innovative System	187,522	1,763,289
#	Creverse, Inc.	5,127	68,482
*	CrystalGenomics, Inc.	185,334	418,599
*	CS Bearing Co. Ltd.	45,527	377,498
*	CTC BIO, Inc.	80,932	588,631
*	CTR Mobility Co. Ltd.	1,556	19,388
*	Cube Entertainment, Inc.	12,798	225,238
	Cuckoo Holdings Co. Ltd.	31,442	362,579
#	Cuckoo Homesys Co. Ltd.	26,647	508,579
*	Curexo, Inc.	55,281	432,820
*	Curo Co. Ltd.	478,720	221,568
	Cymechs, Inc.	25,921	242,007
*	D&C Media Co. Ltd.	6,018	84,803
	D.I Corp.	83,231	421,947
	Dae Han Flour Mills Co. Ltd.	4,392	467,433
	Dae Hwa Pharmaceutical Co. Ltd.	48,070	326,774
	Dae Hyun Co. Ltd.	102,719	169,392
*	Dae Won Chemical Co. Ltd.	80,068	144,992
	Dae Won Kang Up Co. Ltd.	151,346	460,161
*	Dae Young Packaging Co. Ltd.	25,293	25,679
*	Dae Yu Co. Ltd.	4,904	8,427
*	Daea TI Co. Ltd.	259,690	589,223
*	Daebo Magnetic Co. Ltd.	7,393	344,249
	Daebongls Co. Ltd.	23,249	130,385
*	Daechang Co. Ltd.	205,922	218,508
	Daechang Forging Co. Ltd.	8,716	47,138
	Daedong Corp.	59,572	472,696
	Daeduck Electronics Co. Ltd.	103,421	1,676,902
	Daehan New Pharm Co. Ltd.	38,400	248,811
	Daehan Steel Co. Ltd.	34,780	343,597
*	Dae-Il Corp.	40,268	151,698
	Daejoo Electronic Materials Co. Ltd.	40,913	3,023,871
*	Daemyung Sonoseason Co. Ltd.	230,575	118,030
	Daeryuk Can Co. Ltd.	12,389	40,056
	Daesang Corp.	81,947	1,193,159
	Daesang Holdings Co. Ltd.	51,274	295,294
	Daesung Energy Co. Ltd.	35,012	220,472
	Daesung Holdings Co. Ltd.	2,809	71,451
*	Daesung Industrial Co. Ltd.	83,195	248,469
*	Daesung Private Equity, Inc.	34,984	54,607
*	Daewon Cable Co. Ltd.	206,186	178,823
	Daewon Media Co. Ltd.	33,749	384,380
	Daewon Pharmaceutical Co. Ltd.	69,246	765,979
	Daewon San Up Co. Ltd.	55,250	263,974
*	Daewoo Electronic Components Co. Ltd.	138,153	179,841
	Daewoong Co. Ltd.	62,362	697,535
	Daewoong Pharmaceutical Co. Ltd.	12,537	1,036,887
*	Dahaam E-Tec Co. Ltd.	2,100	54,759
	Daihan Pharmaceutical Co. Ltd.	19,365	405,263
	Daishin Securities Co. Ltd.	112,901	1,136,081
# *	Danal Co. Ltd.	202,555	627,069
	Daol Investment & Securities Co. Ltd.	141,638	354,550
#	Daou Data Corp.	46,710	607,922
	Daou Technology, Inc.	91,181	1,307,992
*	Dasan Networks, Inc.	113,280	302,150
*	Dawonsys Co. Ltd.	111,345	1,019,696
*	Dayou Automotive Seat Technology Co. Ltd.	183,340	87,971
*	Dayou Plus Co. Ltd.	333,257	240,201

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	DB Financial Investment Co. Ltd.	126,888	$383,865
*	DB, Inc.	499,370	677,714
	DCM Corp.	18,701	201,524
*	Dentis Co. Ltd.	14,491	107,491
	Dentium Co. Ltd.	26,595	2,870,817
	Deutsch Motors, Inc.	93,981	412,199
*	Development Advance Solution Co. Ltd.	39,144	124,723
	Device ENG Co. Ltd.	1,354	17,809
*	Devsisters Co. Ltd.	10,625	460,176
*	Dexter Studios Co. Ltd.	49,256	399,598
	DGB Financial Group, Inc.	599,906	3,076,377
*	DGP Co. Ltd.	138,999	49,286
	DI Dong Il Corp.	54,298	847,299
	Digital Chosun Co. Ltd.	41,009	64,956
	Digital Daesung Co. Ltd.	66,620	306,981
*	DIO Corp.	44,836	1,000,470
	Display Tech Co. Ltd.	44,803	232,598
	DL Construction Co. Ltd.	26,871	273,891
#	DL Holdings Co. Ltd.	41,785	1,548,275
* ††	DMOA Co. Ltd.	414,534	131,637
	DMS Co. Ltd.	78,897	372,082
	DNF Co. Ltd.	35,213	440,706
	Dohwa Engineering Co. Ltd.	60,443	371,212
	Dong Ah Tire & Rubber Co. Ltd.	36,543	330,406
	Dong-A Hwasung Co. Ltd.	14,590	100,087
	Dong-A Socio Holdings Co. Ltd.	13,306	823,497
	Dong-A ST Co. Ltd.	21,761	891,323
	Dong-Ah Geological Engineering Co. Ltd.	31,249	287,879
*	Dongbang Transport Logistics Co. Ltd.	94,680	154,033
	Dongbu Corp.	31,671	166,940
	Dongil Industries Co. Ltd.	4,037	663,976
	Dongjin Semichem Co. Ltd.	72,205	1,600,376
	Dongkoo Bio & Pharma Co. Ltd.	21,999	98,594
	DongKook Pharmaceutical Co. Ltd.	95,048	1,073,879
	Dongkuk Industries Co. Ltd.	121,053	654,218
	Dongkuk Steel Mill Co. Ltd.	234,980	2,106,128
*	Dongkuk Structures & Construction Co. Ltd.	120,350	397,559
	Dongsung Chemical Co. Ltd.	120,509	416,918
	Dongsung Finetec Co. Ltd.	71,914	608,056
*	Dongwha Enterprise Co. Ltd.	17,954	666,754
	Dongwha Pharm Co. Ltd.	80,593	506,114
	Dongwon Development Co. Ltd.	153,298	403,434
	Dongwon F&B Co. Ltd.	23,875	546,192
	Dongwon Industries Co. Ltd.	4,704	163,466
#	Dongwon Systems Corp.	23,608	759,331
	Dongyang E&P, Inc.	19,653	234,995
*	Dongyang Steel Pipe Co. Ltd.	370,586	297,294
	Doosan Co. Ltd.	23,474	1,641,544
	Doosan Tesna, Inc.	20,410	547,159
	DoubleUGames Co. Ltd.	36,271	1,230,866
	Douzone Bizon Co. Ltd.	31,900	728,491
*	Dream Security Co. Ltd.	52,082	114,463
	Dreamtech Co. Ltd.	38,875	280,755
*	Dreamus Co.	42,699	95,609
*	DRTECH Corp.	88,665	117,930
*	DSC Investment, Inc.	25,978	75,523
*	DSK Co. Ltd.	6,892	26,229
*	Duck Yang Industry Co. Ltd.	6,699	28,591
	Duckshin Housing Co. Ltd.	41,004	55,160

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	Duk San Neolux Co. Ltd.	41,465	$1,352,406
*	Duksan Hi-Metal Co. Ltd.	19,217	81,281
*	Duksan Techopia Co. Ltd.	12,794	192,459
	Duksung Co. Ltd.	2,357	7,885
	DY Corp.	62,461	255,789
	DY POWER Corp.	31,719	279,380
*	E Investment&Development Co. Ltd.	74,253	152,442
*	E& Corp. Co. Ltd.	111,656	224,255
	E1 Corp.	13,023	463,707
	Eagle Veterinary Technology Co. Ltd.	7,061	26,961
	Eagon Industrial Ltd.	8,464	46,827
	Easy Bio, Inc.	87,948	280,782
#	Easy Holdings Co. Ltd.	176,052	414,840
	eBEST Investment & Securities Co. Ltd.	17,181	55,633
	Echo Marketing, Inc.	47,640	397,211
*	Eco&Dream Co. Ltd.	19,770	542,326
*	ECOCAB Co. Ltd.	6,295	19,262
	Ecoplastic Corp.	6,173	28,485
	Ecopro HN Co. Ltd.	32,309	1,621,779
	e-Credible Co. Ltd.	18,917	227,374
*	Eehwa Construction Co. Ltd.	51,964	140,209
*	EG Corp.	19,573	292,581
*	Ehwa Technologies Information Co. Ltd.	455,538	463,789
	Elentec Co. Ltd.	49,808	485,106
*	EMKOREA Co. Ltd.	136,418	287,955
	EM-Tech Co. Ltd.	42,707	879,356
	Enertork Ltd.	3,691	24,444
*	Enex Co. Ltd.	9,826	4,825
	ENF Technology Co. Ltd.	37,945	588,369
*	Enzychem Lifesciences Corp.	28,229	38,014
	Eo Technics Co. Ltd.	31,038	2,031,980
	Estechpharma Co. Ltd.	42,421	239,231
*	ESTsoft Corp.	27,672	233,623
*	E-TRON Co. Ltd.	1,491,477	362,217
*	Eubiologics Co. Ltd.	59,930	323,606
#	Eugene Corp.	191,672	479,261
	Eugene Investment & Securities Co. Ltd.	257,337	487,072
	Eugene Technology Co. Ltd.	54,249	1,177,483
	Eusu Holdings Co. Ltd.	56,304	285,214
*	Eutilex Co. Ltd.	19,287	72,367
*	EV Advanced Material Co. Ltd.	33,673	208,707
*	Ewon Comfortech Co. Ltd.	30,670	142,810
*	E-World	79,853	86,992
*	Exem Co. Ltd.	92,152	280,713
*	Eyegene, Inc.	14,921	48,311
*	ezCaretech Co. Ltd.	7,329	125,420
	Farmsco	14,684	39,169
	FarmStory Co. Ltd.	168,511	245,338
	Fasoo Co. Ltd.	1,271	7,434
*	Fine M-Tec Co. Ltd.	5,701	42,423
	Fine Semitech Corp.	39,942	658,286
*	Fine Technix Co. Ltd.	3,101	5,160
*	Firstec Co. Ltd.	116,567	357,917
*	Flask Co. Ltd.	40,844	35,467
	Foosung Co. Ltd.	160,162	1,624,252
*	FSN Co. Ltd.	3,470	8,814
	Fursys, Inc.	14,385	310,298
*	FutureChem Co. Ltd.	23,010	133,846
	Gabia, Inc.	43,120	377,073

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	GAEASOFT	9,793	$53,337
	Galaxia Moneytree Co. Ltd.	59,849	255,843
*	GAMSUNG Corp. Co. Ltd.	66,954	144,256
	Gaon Cable Co. Ltd.	4,928	59,825
	GC Cell Corp.	9,811	314,919
*	GemVax & Kael Co. Ltd.	73,027	761,556
	Gemvaxlink Co. Ltd.	210,716	228,216
*	Genematrix, Inc.	10,677	38,567
*	GeneOne Life Science, Inc.	7,181	32,341
# *	Genexine, Inc.	95,148	863,401
*	Genie Music Corp.	113,810	324,336
*	GenNBio, Inc.	2,619	2,217
	Genohco, Inc.	2,814	47,731
*	GENOLUTION, Inc.	13,092	54,040
*	Genomictree, Inc.	18,644	180,424
	Genoray Co. Ltd.	2,039	11,972
	Geumhwa PSC Co. Ltd.	6,842	152,793
*	Gigalane Co. Ltd.	94,113	113,488
	Global Standard Technology Co. Ltd.	14,039	268,420
*	Global Tax Free Co. Ltd.	27,579	81,774
#	Golfzon Co. Ltd.	14,082	1,178,392
	Golfzon Newdin Holdings Co. Ltd.	84,626	339,051
# *	Good People Co. Ltd.	112,659	42,087
#	Gradiant Corp.	41,255	439,319
*	Grand Korea Leisure Co. Ltd.	70,407	966,761
	Green Chemical Co. Ltd.	9,098	72,262
	Green Cross Corp.	8,034	744,415
	Green Cross Holdings Corp.	80,040	935,890
*	Green Plus Co. Ltd.	2,321	17,615
*	GS Global Corp.	194,831	451,332
	Gwangju Shinsegae Co. Ltd.	13,770	339,610
	Hae In Corp.	8,115	36,991
	HAESUNG DS Co. Ltd.	45,545	1,597,727
	Haesung Industrial Co. Ltd.	3,053	21,162
	Haitai Confectionery & Foods Co. Ltd.	37,409	161,215
	Han Kuk Carbon Co. Ltd.	111,192	955,262
#	Hana Materials, Inc.	21,077	675,386
#	Hana Micron, Inc.	128,070	1,470,777
	Hana Pharm Co. Ltd.	859	9,352
	Hana Technology Co. Ltd.	4,887	255,678
# *	Hanall Biopharma Co. Ltd.	89,064	1,369,886
*	Hancom WITH, Inc.	4,708	15,216
*	Hancom, Inc.	56,997	606,188
	Handok, Inc.	32,265	369,336
	Handsome Co. Ltd.	52,459	980,409
	Hanil Cement Co. Ltd.	38,315	358,771
*	Hanil Feed Co. Ltd.	58,748	248,842
	Hanil Holdings Co. Ltd.	47,288	398,427
	Hanil Hyundai Cement Co. Ltd.	8,926	114,962
	Hanjin Transportation Co. Ltd.	33,634	501,317
*	Hankook Cosmetics Co. Ltd.	6,375	33,444
	Hankook Shell Oil Co. Ltd.	2,629	453,174
	Hanla IMS Co. Ltd.	23,956	118,488
	Hanmi Semiconductor Co. Ltd.	126,685	1,960,842
	HanmiGlobal Co. Ltd.	23,691	639,429
	Hannong Chemicals, Inc.	5,153	80,485
*	Hans Biomed Corp.	29,685	334,094
	Hansae Co. Ltd.	72,287	919,121
	Hansae Yes24 Holdings Co. Ltd.	45,615	156,056

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hanshin Construction Co. Ltd.	17,142	$99,202
	Hanshin Machinery Co.	91,006	410,283
	Hansol Holdings Co. Ltd.	136,151	315,948
*	Hansol HomeDeco Co. Ltd.	255,321	197,356
*	Hansol IONES Co. Ltd.	71,025	418,944
	Hansol Logistics Co. Ltd.	4,990	11,073
	Hansol Paper Co. Ltd.	64,542	548,805
	Hansol Technics Co. Ltd.	102,841	451,282
	Hanssem Co. Ltd.	18,239	610,081
*	Hanwha General Insurance Co. Ltd.	230,006	782,351
*	Hanwha Investment & Securities Co. Ltd.	393,869	815,765
*	Hanyang Digitech Co. Ltd.	2,738	22,317
	Hanyang Eng Co. Ltd.	36,442	404,137
	Hanyang Securities Co. Ltd.	35,735	234,823
	Harim Co. Ltd.	194,038	447,921
	Harim Holdings Co. Ltd.	145,706	1,024,092
	HB SOLUTION Co. Ltd.	28,101	297,327
	HB Technology Co. Ltd.	211,978	386,302
	HD Hyundai Construction Equipment Co. Ltd.	49,305	2,510,002
	HD Hyundai Electric Co. Ltd.	57,167	2,168,442
	HD Hyundai Energy Solutions Co. Ltd.	10,344	327,578
	HD Hyundai Infracore Co. Ltd.	317,589	2,349,778
	HDC Holdings Co. Ltd.	37,315	183,091
#	HDC Hyundai Development Co. Engineering & Construction, Class E	108,214	978,209
	HDC Hyundai Engineering Plastics Co. Ltd.	50,887	184,161
	HDCLabs Co. Ltd.	22,528	139,617
	Hecto Financial Co. Ltd.	7,655	103,743
	Hecto Innovation Co. Ltd.	34,635	325,842
	Heerim Architects & Planners	17,110	118,065
*	Helixmith Co. Ltd.	108,091	696,417
*	Heungkuk Fire & Marine Insurance Co. Ltd.	183,782	460,572
*	HFR, Inc.	18,640	377,161
	Hite Jinro Co. Ltd.	62,360	1,039,712
	Hitejinro Holdings Co. Ltd.	27,709	190,411
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	109,445	242,584
*	HJ Shipbuilding & Construction Co. Ltd.	99,334	269,954
*	HL D&I Halla Corp.	68,744	128,626
	HL Holdings Corp.	27,184	674,571
*	HLB Biostep Co. Ltd.	19,251	59,435
*	HLB Global Co. Ltd.	44,664	194,180
# *	HLB Life Science Co. Ltd.	239,881	1,931,548
*	Hlb Pharma Ceutical Co. Ltd.	41,160	452,044
*	HLB Therapeutics Co. Ltd.	123,258	446,416
	Home Center Holdings Co. Ltd.	233,830	239,540
*	Homecast Co. Ltd.	116,798	363,059
	HS Industries Co. Ltd.	128,232	353,522
*	HSD Engine Co. Ltd.	128,636	749,143
*	Hugel, Inc.	12,995	1,106,040
*	Humasis Co. Ltd.	143,067	315,130
*	Humax Co. Ltd.	65,528	182,596
	Humedix Co. Ltd.	21,560	457,259
*	Huneed Technologies	12,770	61,844
#	Huons Co. Ltd.	30,307	744,983
	Huons Global Co. Ltd.	26,394	400,647
*	Huvis Corp.	52,644	179,295
	Huvitz Co. Ltd.	37,452	462,266
	Hwa Shin Co. Ltd.	48,675	503,669
# *	Hwail Pharm Co. Ltd.	150,233	233,845
	Hwangkum Steel & Technology Co. Ltd.	33,205	208,272

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hwaseung Enterprise Co. Ltd.	63,281	$377,181
	HwaSung Industrial Co. Ltd.	33,148	241,419
	Hy-Lok Corp.	28,001	447,132
*	Hyosung Chemical Corp.	4,047	323,626
	Hyosung Corp.	19,759	974,148
*	Hyosung Heavy Industries Corp.	10,904	641,970
	Hyosung TNC Corp.	3,308	935,198
	HyosungITX Co. Ltd.	13,955	132,484
*	Hyulim ROBOT Co. Ltd.	375,109	552,510
	Hyundai Bioland Co. Ltd.	48,606	443,338
	Hyundai BNG Steel Co. Ltd.	34,554	419,652
	Hyundai Corp.	30,105	392,543
	Hyundai Corp. Holdings, Inc.	19,173	160,267
	Hyundai Department Store Co. Ltd.	46,770	1,810,929
	Hyundai Elevator Co. Ltd.	72,251	1,813,802
	HYUNDAI EVERDIGM Corp.	11,688	64,345
	Hyundai Ezwel Co. Ltd.	83,595	412,102
	Hyundai Futurenet Co. Ltd.	138,333	333,472
	Hyundai GF Holdings	110,162	344,531
	Hyundai Green Food	58,480	531,321
	Hyundai Home Shopping Network Corp.	23,796	857,689
*	Hyundai Livart Furniture Co. Ltd.	47,892	279,183
	Hyundai Motor Securities Co. Ltd.	76,683	513,659
	Hyundai Pharmaceutical Co. Ltd.	91,807	338,673
	Hyundai Wia Corp.	49,339	2,074,492
	Hyungkuk F&B Co. Ltd.	13,023	24,890
* ††	Hyupjin Co. Ltd.	97,584	89,893
	HyVision System, Inc.	46,062	610,692
	i3system, Inc.	18,619	278,837
*	iA, Inc.	1,086,695	484,824
	ICD Co. Ltd.	54,903	500,878
*	Icure Pharm, Inc.	20,914	46,921
	IDIS Holdings Co. Ltd.	1,320	13,082
*	Il Dong Pharmaceutical Co. Ltd.	2,580	38,793
*	IL Science Co. Ltd.	7,360	20,673
	Il Sung Construction Co. Ltd.	1,197	1,954
	Iljin Electric Co. Ltd.	62,223	326,183
	Iljin Holdings Co. Ltd.	80,297	273,493
	Iljin Power Co. Ltd.	26,588	261,141
	Ilshin Spinning Co. Ltd.	58,200	577,420
*	Ilshin Stone Co. Ltd.	206,774	183,806
††	ilShinbiobase Co. Ltd.	122,045	176,667
	Ilsung Pharmaceuticals Co. Ltd.	20,685	414,750
	Ilyang Pharmaceutical Co. Ltd.	52,959	682,868
	iMarketKorea, Inc.	68,179	504,278
	InBody Co. Ltd.	39,563	822,303
	Incross Co. Ltd.	27,428	308,192
*	Infinitt Healthcare Co. Ltd.	34,801	131,721
	InfoBank Corp.	9,135	90,248
	Innocean Worldwide, Inc.	35,112	1,051,570
	InnoWireless Co. Ltd.	19,517	397,179
#	Innox Advanced Materials Co. Ltd.	49,189	1,628,906
*	Innox Corp.	928	30,522
*	Inscobee, Inc.	245,028	257,174
# *	Insun ENT Co. Ltd.	107,394	660,307
*	Insung Information Co. Ltd.	11,228	18,203
	Intekplus Co. Ltd.	21,313	320,655
	Intellian Technologies, Inc.	13,816	710,751
	Intelligent Digital Integrated Security Co. Ltd.	23,189	395,351

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Interflex Co. Ltd.	50,589	$367,106
	Interojo Co. Ltd.	34,422	917,927
	INTOPS Co. Ltd.	38,974	1,027,412
# *	iNtRON Biotechnology, Inc.	83,532	486,514
	Inzi Controls Co. Ltd.	9,887	63,466
# *	IS Dongseo Co. Ltd.	52,102	1,445,808
	ISC Co. Ltd.	41,915	1,239,169
	i-SENS, Inc.	76,760	982,745
*	ISU Abxis Co. Ltd.	7,306	34,449
	ISU Chemical Co. Ltd.	60,351	1,871,314
	IsuPetasys Co. Ltd.	155,641	1,089,254
*	ITEK, Inc.	2,360	16,089
*	ITM Semiconductor Co. Ltd.	4,360	87,737
	It’s Hanbul Co. Ltd.	10,670	121,318
*	Iwin Plus Co. Ltd.	2,955	5,821
*	Jahwa Electronics Co. Ltd.	38,252	890,598
	JASTECH Ltd.	10,805	71,292
	JB Financial Group Co. Ltd.	180,828	1,131,445
	JC Chemical Co. Ltd.	22,661	129,672
	Jeil Pharmaceutical Co. Ltd.	8,726	120,673
*	Jeisys Medical, Inc.	76,573	495,828
*	Jeju Semiconductor Corp.	119,230	416,368
*	Jin Air Co. Ltd.	27,927	332,694
	Jinsung T.E.C.	36,955	319,089
	JLS Co. Ltd.	42,073	226,476
	JNK Heaters Co. Ltd.	62,635	287,585
*	JNTC Co. Ltd.	9,150	56,395
*	JoyCity Corp.	71,043	209,395
	JS Corp.	5,685	53,879
	Jusung Engineering Co. Ltd.	117,736	1,387,912
	JVM Co. Ltd.	20,022	304,134
	JW Holdings Corp.	185,773	447,665
	JW Life Science Corp.	29,965	263,675
	JW Pharmaceutical Corp.	51,763	881,508
*	JW Shinyak Corp.	71,474	166,073
	Kangnam Jevisco Co. Ltd.	14,797	269,165
*	Kangstem Biotech Co. Ltd.	87,134	197,557
	KAON Group Co. Ltd.	59,033	321,452
	KC Co. Ltd.	27,573	406,812
	KC Tech Co. Ltd.	37,495	527,896
	KCC Glass Corp.	30,162	1,037,750
	KCI Ltd.	23,655	166,685
	KCTC	25,319	79,297
	KEC Corp.	329,261	555,281
*	Kencoa Aerospace Co.	14,333	174,996
	KEPCO Plant Service & Engineering Co. Ltd.	52,618	1,407,512
*	KEYEAST Co. Ltd.	58,751	350,592
	KG Chemical Corp.	14,892	427,250
	KG Dongbu Steel	15,589	110,276
	KG Eco Technology Service Co. Ltd.	43,831	528,795
* ††	KG Mobility Co.	65,982	681,314
#	Kginicis Co. Ltd.	68,720	629,931
	KGMobilians Co. Ltd.	75,641	369,331
#	KH Vatec Co. Ltd.	60,110	850,387
	KidariStudio, Inc.	28,268	152,279
	KINX, Inc.	12,320	502,821
	KISCO Corp.	66,300	339,662
	KISCO Holdings Co. Ltd.	31,963	496,502
	KISWIRE Ltd.	42,183	599,110

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	KNJ Co. Ltd.	4,278	$54,382
*	KNW Co. Ltd.	2,456	22,373
#	Koentec Co. Ltd.	82,232	435,237
	Koh Young Technology, Inc.	210,636	2,093,577
#	Kolmar BNH Co. Ltd.	39,096	653,928
#	Kolmar Korea Co. Ltd.	50,765	1,538,923
	Kolmar Korea Holdings Co. Ltd.	32,252	359,346
	Kolon Corp.	26,236	399,327
	Kolon Global Corp.	15,145	158,843
	Kolon Industries, Inc.	63,462	2,036,662
*	Kolon Mobility Group Corp.	50,223	154,226
	Kolon Plastic, Inc.	49,059	365,158
	Komelon Corp.	21,175	149,556
#	KoMiCo Ltd.	23,135	755,670
*	KONA I Co. Ltd.	23,792	287,221
	Korea Alcohol Industrial Co. Ltd.	47,508	367,209
	Korea Arlico Pharm Co. Ltd.	3,713	18,411
	Korea Asset In Trust Co. Ltd.	204,959	449,356
	Korea Cast Iron Pipe Industries Co. Ltd.	31,881	169,075
*	Korea Cement Co. Ltd.	21,858	39,197
*	Korea Circuit Co. Ltd.	39,627	418,039
*	Korea District Heating Corp.	10,363	215,250
	Korea Electric Terminal Co. Ltd.	21,069	967,002
	Korea Electronic Certification Authority, Inc.	55,043	200,024
	Korea Electronic Power Industrial Development Co. Ltd.	62,193	367,462
	Korea Export Packaging Industrial Co. Ltd.	56,210	141,695
*	Korea Information & Communications Co. Ltd.	24,722	192,594
	Korea Information Certificate Authority, Inc.	2,267	8,665
*	Korea Line Corp.	577,450	892,657
	Korea Movenex Co. Ltd.	70,591	166,993
	Korea Parts & Fasteners Co. Ltd.	11,691	47,732
#	Korea Petrochemical Ind Co. Ltd.	12,865	1,400,401
	Korea Petroleum Industries Co.	11,179	89,607
	Korea Pharma Co. Ltd.	12,997	194,218
	Korea Real Estate Investment & Trust Co. Ltd.	493,546	496,302
#	Korea United Pharm, Inc.	35,429	571,000
	Korean Reinsurance Co.	386,959	2,189,958
	Kortek Corp.	36,466	246,455
*	KOSES Co. Ltd.	3,930	29,853
*	KPM Tech Co. Ltd.	258,546	110,036
*	KPS Corp.	8,173	60,847
	KPX Chemical Co. Ltd.	8,847	312,318
	KSIGN Co. Ltd.	205,671	239,216
	KSS LINE Ltd.	53,011	324,055
*	KT Alpha Co. Ltd.	62,034	279,488
	KT Skylife Co. Ltd.	80,752	418,671
#	KT Submarine Co. Ltd.	51,480	250,868
	KTCS Corp.	129,498	342,856
	Ktis Corp.	109,265	268,092
	Kukbo Design Co. Ltd.	11,235	143,835
	Kukdo Chemical Co. Ltd.	9,859	324,552
	Kukdong Oil & Chemicals Co. Ltd.	71,029	192,969
# *	Kuk-il Paper Manufacturing Co. Ltd.	190,710	113,993
*	Kukjeon Pharmaceutical Co. Ltd.	21,111	99,252
*	Kumho HT, Inc.	233,146	141,299
# *	Kumho Tire Co., Inc.	339,665	1,144,057
	KUMHOE&C Co. Ltd.	75,262	359,856
	Kumkang Kind Co. Ltd.	62,740	238,058
	Kwang Dong Pharmaceutical Co. Ltd.	142,897	617,062

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kwang Myung Electric Co. Ltd.	100,455	$198,704
	KX Innovation Co. Ltd.	69,335	270,551
	Kyeong Nam Steel Co. Ltd.	5,707	13,030
	Kyeryong Construction Industrial Co. Ltd.	26,457	339,210
	Kyobo Securities Co. Ltd.	73,316	277,667
	Kyongbo Pharmaceutical Co. Ltd.	42,025	203,086
	Kyung Dong Navien Co. Ltd.	26,811	804,357
	Kyung Nong Corp.	6,524	49,236
	Kyungbang Co. Ltd.	47,694	377,368
*	Kyungchang Industrial Co. Ltd.	18,649	32,269
	KyungDong City Gas Co. Ltd.	13,575	218,043
	KyungDong Invest Co. Ltd.	735	57,986
	Kyungdong Pharm Co. Ltd.	73,304	404,639
	Kyung-In Synthetic Corp.	128,216	447,398
#	L&C Bio Co. Ltd.	19,169	441,805
*	LabGenomics Co. Ltd.	80,286	357,108
*	Lake Materials Co. Ltd.	115,339	1,196,035
	LaonPeople, Inc.	4,929	24,554
# *	LB Semicon, Inc.	119,129	709,625
	LEADCORP, Inc.	47,816	267,388
	LF Corp.	62,995	824,801
	LG HelloVision Co. Ltd.	116,618	359,268
	LIG Nex1 Co. Ltd.	26,802	1,571,343
	Lion Chemtech Co. Ltd.	18,316	102,922
	Lock & Lock Co. Ltd.	64,031	274,862
	LOT Vacuum Co. Ltd.	45,136	521,974
	Lotte Chilsung Beverage Co. Ltd.	8,699	1,013,969
*	Lotte Data Communication Co.	4,028	84,890
#	LOTTE Fine Chemical Co. Ltd.	49,102	2,255,072
	LOTTE Himart Co. Ltd.	34,338	291,110
*	Lotte Non-Life Insurance Co. Ltd.	155,474	180,391
	Lotte Rental Co. Ltd.	9,049	176,242
# *	Lotte Tour Development Co. Ltd.	42,320	347,017
	Lotte Wellfood Co. Ltd.	8,416	666,889
	LS Cable & System Asia Ltd.	35,473	182,206
	LS Electric Co. Ltd.	35,229	1,669,334
	Lutronic Corp.	56,611	1,100,900
*	LVMC Holdings	360,684	484,903
	LX Hausys Ltd.	25,569	786,651
	LX Holdings Corp.	10,044	64,027
	LX International Corp.	95,402	2,092,006
	LX Semicon Co. Ltd.	36,491	2,885,054
	M.I.Tech Co. Ltd.	21,731	225,778
*	M2N Co. Ltd.	36,322	127,671
	Macrogen, Inc.	3,933	57,484
	Maeil Dairies Co. Ltd.	4,652	165,349
	Maeil Holdings Co. Ltd.	4,933	32,050
	MAKUS, Inc.	5,008	37,539
	Manho Rope & Wire Ltd.	920	40,085
	Mcnex Co. Ltd.	44,780	1,055,048
*	MDS Tech, Inc.	234,808	406,320
*	ME2ON Co. Ltd.	93,947	260,330
	Mediana Co. Ltd.	24,894	83,006
* ††	Medience Co. Ltd.	53,361	123,946
*	Medipost Co. Ltd.	50,463	549,509
#	Medy-Tox, Inc.	16,579	2,935,132
	Meerecompany, Inc.	19,552	478,787
	MegaStudy Co. Ltd.	33,559	287,395
	MegaStudyEdu Co. Ltd.	27,677	1,299,676

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	MEKICS Co. Ltd.	8,088	$21,683
	META BIOMED Co. Ltd.	32,591	52,570
*	Mgame Corp.	59,295	369,304
	Mi Chang Oil Industrial Co. Ltd.	3,145	153,091
*	MiCo BioMed Co. Ltd.	14,873	75,314
*	MiCo Ltd.	117,247	731,749
*	Mirae Asset Life Insurance Co. Ltd.	239,457	501,132
*	Mirae Asset Venture Investment Co. Ltd.	35,502	138,499
	Miwon Chemicals Co. Ltd.	3,853	186,285
	Miwon Commercial Co. Ltd.	5,072	640,579
	Miwon Specialty Chemical Co. Ltd.	5,925	620,154
	MK Electron Co. Ltd.	55,102	559,841
	MNTech Co. Ltd.	63,871	1,110,501
*	Mobile Appliance, Inc.	98,324	225,065
	Monalisa Co. Ltd.	73,193	152,481
	MonAmi Co. Ltd.	59,430	145,376
	Moorim P&P Co. Ltd.	82,322	225,226
	Moorim Paper Co. Ltd.	85,692	163,347
	Motonic Corp.	40,895	269,777
	Motrex Co. Ltd.	40,105	572,501
*	mPlus Corp.	15,452	139,891
	Mr Blue Corp.	33,624	65,527
	MS Autotech Co. Ltd.	113,563	493,212
	Muhak Co. Ltd.	28,579	119,366
	Multicampus Co. Ltd.	9,753	266,506
*	M-venture Investment, Inc.	100,633	68,772
*	Myoung Shin Industrial Co. Ltd.	52,191	708,360
*	MyungMoon Pharm Co. Ltd.	94,962	180,085
*	Naintech Co. Ltd.	18,860	48,954
	Namhae Chemical Corp.	85,332	551,455
*	Namsun Aluminum Co. Ltd.	308,560	535,089
*	Namuga Co. Ltd.	36,468	404,805
	Namyang Dairy Products Co. Ltd.	1,212	448,746
*	NanoenTek, Inc.	81,092	302,111
	Nasmedia Co. Ltd.	20,802	324,787
*	Nature & Environment Co. Ltd.	329,630	262,095
	Nature Holdings Co. Ltd.	11,061	234,319
*	NDFOS Co. Ltd.	9,801	20,833
	NeoPharm Co. Ltd.	19,428	254,427
*	Neowiz	48,900	1,615,715
*	NEOWIZ HOLDINGS Corp.	16,632	347,609
*	Nepes Ark Corp.	8,143	143,620
*	NEPES Corp.	68,067	1,029,417
*	Neptune Co.	18,922	125,150
	New Power Plasma Co. Ltd.	7,229	26,981
	Nexen Corp.	108,320	335,145
	Nexen Tire Corp.	124,972	770,990
*	Next Entertainment World Co. Ltd.	71,002	338,455
	NEXTIN, Inc.	13,447	651,360
*	NHN Corp.	55,266	1,125,092
	NHN KCP Corp.	84,992	716,438
	NI Steel Co. Ltd.	8,373	42,256
*	NIBEC Co. Ltd.	10,083	121,039
	NICE Holdings Co. Ltd.	69,460	659,660
	Nice Information & Telecommunication, Inc.	22,068	396,790
	NICE Information Service Co. Ltd.	131,225	1,127,371
	NICE Total Cash Management Co. Ltd.	54,101	206,264
*	NK Co. Ltd.	208,216	142,195
	Nong Shim Holdings Co. Ltd.	8,176	426,894

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Nong Woo Bio Co. Ltd.	9,704	$62,781
	NOROO Paint & Coatings Co. Ltd.	37,026	222,266
	NOVAREX Co. Ltd.	17,413	113,300
	NPC	66,771	331,079
*	Nuintek Co. Ltd.	43,573	76,539
*	NUVOTEC Co. Ltd.	153,125	100,769
	Oceanbridge Co. Ltd.	19,278	197,702
*	Omnisystem Co. Ltd.	37,373	53,551
	Openbase, Inc.	68,350	146,270
*	Optipharm Co. Ltd.	1,575	9,321
	OptoElectronics Solutions Co. Ltd.	30,470	373,927
*	OPTRON-TEC, Inc.	54,673	116,586
	OPTUS Pharmaceutical Co. Ltd.	43,209	237,843
*	Orbitech Co. Ltd.	93,260	287,221
*	Orientbio, Inc.	173,545	79,501
	Orion Holdings Corp.	88,035	1,091,584
* ††	Osung Advanced Materials Co. Ltd.	223,449	259,463
	Ottogi Corp.	2,972	1,026,440
	Paik Kwang Industrial Co. Ltd.	98,951	505,042
*	Pan Entertainment Co. Ltd.	13,620	50,472
*	PANAGENE, Inc.	33,276	94,829
	Pang Rim Co. Ltd.	89,464	496,613
*	Paradise Co. Ltd.	98,053	1,129,048
	Park Systems Corp.	12,292	1,346,997
#	Partron Co. Ltd.	156,372	932,170
	Paseco Co. Ltd.	14,642	160,197
#	People & Technology, Inc.	38,136	1,545,139
*	Peptron, Inc.	9,152	49,269
	PHA Co. Ltd.	25,290	162,315
*	PharmAbcine.	13,657	26,223
#	PharmaResearch Co. Ltd.	20,129	1,525,437
*	PharmGen Science, Inc.	63,854	306,065
*	Pharmicell Co. Ltd.	168,804	1,148,469
	Philoptics Co. Ltd.	17,711	122,593
* ††	Philosys Healthcare Co. Ltd.	94,841	23,101
#	PI Advanced Materials Co. Ltd.	53,171	1,303,079
	Point Engineering Co. Ltd.	24,538	36,537
*	Polaris Office Corp.	12,471	19,875
	Poongsan Corp.	67,915	2,158,402
	Poongsan Holdings Corp.	24,968	695,556
	Posco DX Co. Ltd.	179,741	1,786,050
	Posco M-Tech Co. Ltd.	72,480	1,253,788
	POSCO Steeleon Co. Ltd.	893	34,779
*	Power Logics Co. Ltd.	95,962	415,041
	Protec Co. Ltd.	19,624	361,154
#	PSK, Inc.	71,508	1,111,702
	Pulmuone Co. Ltd.	38,753	293,379
	Pungkuk Ethanol Co. Ltd.	22,635	231,005
	QSI Co. Ltd.	10,628	77,336
*	RaonSecure Co. Ltd.	115,448	197,338
*	Ray Co. Ltd/KR.	18,972	474,457
	Rayence Co. Ltd.	17,543	154,649
	Reyon Pharmaceutical Co. Ltd.	27,505	383,459
#	RFHIC Corp.	68,876	1,212,178
*	RFTech Co. Ltd.	114,269	377,095
	RN2 Technologies Co. Ltd.	4,601	27,473
*	Robostar Co. Ltd.	28,003	676,344
*	Robotis Co. Ltd.	11,904	287,204
	Rorze Systems Corp.	12,806	77,377

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
	SOUTH KOREA — (Continued)
	Rsupport Co. Ltd.	59,819	$176,676
*	S Net Systems, Inc.	44,130	155,161
#	S&S Tech Corp.	54,626	1,835,382
*	S.Y. Co. Ltd.	129,076	286,578
	Sajo Industries Co. Ltd.	9,398	299,893
	Sajodaerim Corp.	2,580	51,789
*	Sajodongaone Co. Ltd.	29,518	22,861
*	Sam Chun Dang Pharm Co. Ltd.	36,463	2,057,353
	Sam Young Electronics Co. Ltd.	45,179	318,910
	Sam Yung Trading Co. Ltd.	77,884	784,579
	Sambo Corrugated Board Co. Ltd.	7,239	54,458
	Sambo Motors Co. Ltd.	15,328	76,439
*	Sambu Engineering & Construction Co. Ltd.	437,898	347,009
	Samchully Co. Ltd.	2,669	305,411
*	Samchuly Bicycle Co. Ltd.	15,529	80,059
	Samho Development Co. Ltd.	64,421	171,212
*	SAMHWA NETWORKS Co. Ltd.	23,437	61,550
	SAMHWA Paints Industrial Co. Ltd.	37,979	181,900
	Samick Musical Instruments Co. Ltd.	219,742	198,826
	Samick THK Co. Ltd.	31,605	313,575
*	Samil Pharmaceutical Co. Ltd.	28,019	162,737
	Samji Electronics Co. Ltd.	37,339	250,758
*	Samjin LND Co. Ltd.	89,395	200,301
	Samjin Pharmaceutical Co. Ltd.	27,872	475,008
*	Samkee Corp.	67,094	154,200
	Sammok S-Form Co. Ltd.	19,532	221,482
	SAMPYO Cement Co. Ltd.	125,588	328,283
	Samsung Climate Control Co. Ltd.	1,221	10,604
*	Samsung Pharmaceutical Co. Ltd.	233,733	487,880
	Samsung Publishing Co. Ltd.	17,275	284,621
	SAMT Co. Ltd.	211,277	472,506
	Samwha Capacitor Co. Ltd.	30,126	935,956
	Samwha Electric Co. Ltd.	16,687	220,171
	Samyang Corp.	12,575	390,104
	Samyang Foods Co. Ltd.	13,290	1,158,212
	Samyang Holdings Corp.	14,215	805,023
	Samyang Packaging Corp.	4,346	57,091
	Samyang Tongsang Co. Ltd.	5,256	197,682
*	Samyoung Co. Ltd.	36,545	106,918
	Sang-A Frontec Co. Ltd.	35,732	833,914
*	Sangbo Corp.	112,085	130,025
#	Sangsangin Co. Ltd.	124,136	457,937
	Sangsin Energy Display Precision Co. Ltd.	38,495	662,886
	Saramin Co. Ltd.	25,969	443,294
	Satrec Initiative Co. Ltd.	22,788	623,171
	SAVEZONE I&C Corp.	64,559	132,166
*	SBI Investment Korea Co. Ltd.	350,632	282,596
*	SBW	881,230	178,845
*	S-Connect Co. Ltd.	208,292	276,313
*	SDN Co. Ltd.	224,182	322,504
	Seah Besteel Holdings Corp.	51,280	890,536
	SeAH Holdings Corp.	3,283	279,879
	SeAH Steel Corp.	3,893	410,803
	SeAH Steel Holdings Corp.	6,517	729,840
	Sebang Co. Ltd.	42,224	570,562
	Sebang Global Battery Co. Ltd.	22,923	922,088
*	Seegene, Inc.	110,917	2,021,331
*	Segyung Hitech Co. Ltd.	9,088	111,340
	Sejin Heavy Industries Co. Ltd.	46,649	231,762

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sejong Industrial Co. Ltd.	38,928	$196,756
*	Sejong Telecom, Inc.	758,673	343,159
*	Sekonix Co. Ltd.	13,866	61,574
*	Selvas AI, Inc.	36,435	551,818
	Sempio Foods Co.	9,478	207,987
*	S-Energy Co. Ltd.	24,822	53,405
#	Seobu T&D	115,970	643,717
	Seohan Co. Ltd.	290,737	235,938
	Seohee Construction Co. Ltd.	11,969	11,419
# *	Seojin System Co. Ltd.	53,856	648,155
	Seoul Auction Co. Ltd.	41,464	438,131
*	Seoul Food Industrial Co. Ltd.	1,520,855	244,794
	Seoul Semiconductor Co. Ltd.	161,292	1,288,362
*	Seoul Viosys Co. Ltd.	27,029	91,914
	Seoulin Bioscience Co. Ltd.	25,428	226,937
*	Seowon Co. Ltd.	106,245	108,015
	SEOWONINTECH Co. Ltd.	16,960	79,887
	Seoyon Co. Ltd.	56,279	342,463
	Seoyon E-Hwa Co. Ltd.	37,029	414,059
*	Sewon E&C Co. Ltd.	518,090	98,323
††	Sewon Precision Industry Co. Ltd.	8,455	47,288
	Sewoon Medical Co. Ltd.	90,686	183,546
#	SFA Engineering Corp.	66,414	1,985,065
*	SFA Semicon Co. Ltd.	257,032	1,023,210
	S-Fuelcell Co. Ltd.	8,387	127,340
*	SG Corp.	525,085	199,445
	SGC e Tec E&C Co. Ltd.	7,556	133,502
	SGC Energy Co. Ltd.	15,800	346,895
	SH Energy & Chemical Co. Ltd.	339,049	200,198
	Shin Heung Energy & Electronics Co. Ltd.	8,995	323,355
# *	Shin Poong Pharmaceutical Co. Ltd.	62,297	842,900
	Shindaeyang Paper Co. Ltd.	71,420	449,971
	Shinil Electronics Co. Ltd.	256,618	402,916
	Shinsegae Engineering & Construction Co. Ltd.	7,252	95,779
	Shinsegae Food Co. Ltd.	4,124	136,234
	Shinsegae Information & Communication Co. Ltd.	2,319	25,904
#	Shinsegae International, Inc.	43,626	640,534
	Shinsung Delta Tech Co. Ltd.	44,703	367,054
*	Shinsung E&G Co. Ltd.	610,324	913,431
*	Shinsung Tongsang Co. Ltd.	122,206	202,483
*	Shinwha Intertek Corp.	107,691	239,070
	Shinwon Corp.	193,213	206,696
	Shinyoung Securities Co. Ltd.	17,134	710,749
*	Showbox Corp.	109,545	284,827
*	Signetics Corp.	215,282	204,901
	SIGONG TECH Co. Ltd.	35,400	111,409
	Silla Co. Ltd.	28,011	219,640
#	Simmtech Co. Ltd.	73,195	1,579,238
	SIMMTECH HOLDINGS Co. Ltd.	33,842	73,730
	SIMPAC, Inc.	57,925	240,940
	Sindoh Co. Ltd.	16,601	426,548
	Sinil Pharm Co. Ltd.	4,046	23,562
	SJ Group Co. Ltd.	8,579	91,559
	SK D&D Co. Ltd.	35,693	605,826
	SK Discovery Co. Ltd.	41,959	1,012,944
	SK Gas Ltd.	7,969	719,603
	SK Networks Co. Ltd.	500,225	1,745,850
*	SK oceanplant Co. Ltd.	84,478	1,242,679
	SK Rent A Car Co. Ltd.	5,401	29,817

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SK Securities Co. Ltd.	1,392,259	$708,743
#	SL Corp.	57,779	1,346,202
*	SM Culture & Contents Co. Ltd.	194,308	429,929
*	SM Life Design Group Co. Ltd.	104,568	163,277
* ††	S-MAC Co. Ltd.	176,178	171,227
	SMCore, Inc.	53,702	278,130
	SNT Dynamics Co. Ltd.	41,013	282,262
	SNT Holdings Co. Ltd.	27,174	318,029
#	SNT Motiv Co. Ltd.	32,114	1,147,728
*	SNU Precision Co. Ltd.	77,902	225,166
*	Solborn, Inc.	54,990	180,535
	Solid, Inc.	219,880	868,342
*	SOLUM Co. Ltd.	93,984	1,721,286
	Solus Advanced Materials Co. Ltd.	29,019	879,464
	Songwon Industrial Co. Ltd.	47,243	608,680
*	Sonid, Inc.	10,429	41,788
*	Sonokong Co. Ltd.	43,529	66,043
	Soosan Heavy Industries Co. Ltd.	59,096	113,376
	Soulbrain Co. Ltd.	9,235	1,519,550
#	Soulbrain Holdings Co. Ltd.	19,846	396,472
	SPC Samlip Co. Ltd.	8,493	461,554
*	Speco Co. Ltd.	10,580	31,586
	SPG Co. Ltd.	47,728	962,625
	Spigen Korea Co. Ltd.	13,602	321,251
	ST Pharm Co. Ltd.	28,869	1,710,572
	STIC Investments, Inc.	123,274	585,890
*	Straffic Co. Ltd.	38,493	120,130
*	STX Heavy Industries Co. Ltd.	18,379	74,168
	Sugentech, Inc.	19,889	121,875
	Suheung Co. Ltd.	21,759	464,018
	Sukgyung AT Co. Ltd.	1,793	56,628
	Sun Kwang Co. Ltd.	15,209	469,188
	Sung Kwang Bend Co. Ltd.	51,596	473,677
*	Sungchang Enterprise Holdings Ltd.	214,939	313,954
	Sungshin Cement Co. Ltd.	59,213	424,630
#	Sungwoo Hitech Co. Ltd.	185,738	1,184,557
	Sunjin Co. Ltd.	48,992	302,789
*	Sunny Electronics Corp.	114,566	185,950
*	Suprema, Inc.	18,844	306,931
	SV Investment Corp.	106,865	175,490
*	Synergy Innovation Co. Ltd.	105,399	236,863
*	Synopex, Inc.	259,074	529,854
	Systems Technology, Inc.	40,934	357,914
	T&L Co. Ltd.	7,998	273,992
	Tae Kyung Industrial Co. Ltd.	44,125	261,276
	Taekwang Industrial Co. Ltd.	1,146	598,200
	Taekyung BK Co. Ltd.	26,177	141,458
* ††	Taewoong Co. Ltd.	56,071	556,522
	Taeyoung Engineering & Construction Co. Ltd.	85,762	245,313
*	Taihan Fiberoptics Co. Ltd.	228,160	329,734
*	Taihan Textile Co. Ltd.	3,092	121,793
	Tailim Packaging Co. Ltd.	63,432	124,527
	TCC Steel	25,593	754,551
	TechWing, Inc.	104,027	534,933
*	Tego Science, Inc.	8,956	84,728
*	Telcon RF Pharmaceutical, Inc.	277,957	220,842
	Telechips, Inc.	36,782	463,826
*	TERA SCIENCE Co. Ltd.	182,973	527,300
	TES Co. Ltd.	56,581	912,805

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Theragen Etex Co. Ltd.	111,294	$434,781
*	Thinkware Systems Corp.	26,213	262,667
# *	TK Chemical Corp.	47,613	92,400
	TK Corp.	53,989	719,302
	TKG Huchems Co. Ltd.	69,624	1,187,910
	TLB Co. Ltd.	1,165	17,260
	Tokai Carbon Korea Co. Ltd.	20,425	1,528,578
*	Tongyang Life Insurance Co. Ltd.	162,309	479,910
	Tongyang, Inc.	548,179	434,458
*	Top Engineering Co. Ltd.	52,518	199,242
	Toptec Co. Ltd.	81,091	534,879
	Tovis Co. Ltd.	56,715	449,913
	TS Corp.	140,490	363,003
*	TS Nexgen Co. Ltd.	228,108	144,827
	TSE Co. Ltd.	8,349	239,113
*	Tuksu Construction Co. Ltd.	31,513	183,006
	TY Holdings Co. Ltd.	93,485	756,789
	TYM Corp.	411,509	765,584
	UBCare Co. Ltd.	91,237	383,602
	Ubiquoss Holdings, Inc.	32,753	324,098
	Ubiquoss, Inc.	26,517	254,737
	Uju Electronics Co. Ltd.	26,223	243,106
	Uni-Chem Co. Ltd.	155,749	181,563
	Unick Corp.	53,999	226,925
*	Unid Btplus Co. Ltd.	22,877	162,737
	Unid Co. Ltd.	14,590	709,934
	Union Materials Corp.	28,259	90,133
	Union Semiconductor Equipment & Materials Co. Ltd.	89,463	514,980
	Uniquest Corp.	56,000	409,739
*	Unison Co. Ltd.	229,881	273,284
*	UniTest, Inc.	60,851	555,642
*	UTI, Inc.	22,312	373,536
	Value Added Technology Co. Ltd.	29,655	856,448
*	Very Good Tour Co. Ltd.	15,639	115,168
	Viatron Technologies, Inc.	42,963	321,760
*	VICTEK Co. Ltd.	91,039	349,151
*	Vidente Co. Ltd.	57,951	143,752
	Vieworks Co. Ltd.	29,404	753,684
*	Vina Tech Co. Ltd.	9,636	502,656
	Visang Education, Inc.	16,820	70,902
	Vitzro Tech Co. Ltd.	15,497	86,098
	Vitzrocell Co. Ltd.	54,357	722,759
*	Vivozon Pharmaceutical Co.Ltd.	179,430	118,073
*	VT GMP Co. Ltd.	42,957	187,797
*	Webcash Corp.	13,826	145,178
	Webzen, Inc.	56,800	648,451
*	Welcron Co. Ltd.	109,997	226,034
*	Wellbiotec Co. Ltd.	99,963	103,661
	Whanin Pharmaceutical Co. Ltd.	46,587	563,500
	Wiable Corp.	8,754	14,141
*	WillBes & Co.	178,256	79,838
#	Winix, Inc.	34,410	257,174
	Wins Co. Ltd.	26,610	249,230
	WiSoL Co. Ltd.	74,628	362,357
*	WIZIT Co. Ltd.	244,335	136,990
*	WONIK CUBE Corp.	58,473	81,734
*	Wonik Holdings Co. Ltd.	165,481	441,434
	WONIK IPS Co. Ltd.	61,500	1,408,451
#	Wonik Materials Co. Ltd.	25,331	503,017

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	WONIK PNE Co. Ltd.	13,707	$98,764
	Wonik QnC Corp.	62,589	1,145,665
	Woojin Plaimm Co. Ltd.	3,881	10,050
	Woojin, Inc.	20,586	133,231
*	Woongjin Co. Ltd.	21,607	24,138
	Woongjin Thinkbig Co. Ltd.	35,821	83,142
*	Wooree Bio Co. Ltd.	21,919	44,815
	Woori Investment Bank Co. Ltd.	1,510,901	854,867
*	Woori Technology Investment Co. Ltd.	75,498	231,640
*	Woori Technology, Inc.	570,501	657,286
* ††	Wooriro Co. Ltd.	16,683	15,141
	Woorison F&G Co. Ltd.	116,049	158,208
	Woory Industrial Co. Ltd.	23,700	303,099
*	Woosu AMS Co. Ltd.	106,413	246,309
*	WooSung Co. Ltd.	6,452	117,352
	Worldex Industry & Trading Co. Ltd.	44,952	744,486
# *	Wysiwyg Studios Co. Ltd.	59,396	785,500
	Y G-1 Co. Ltd.	61,821	302,629
*	Y2 Solution Co. Ltd.	88,983	86,107
	Y-entec Co. Ltd.	25,880	153,069
*	Yest Co. Ltd.	52,284	395,093
#	YG Entertainment, Inc.	42,279	1,937,004
*	YG PLUS	79,734	304,679
*	YIK Corp.	98,562	281,675
*	YJM Games Co. Ltd.	113,684	92,665
	YMC Co. Ltd.	54,027	249,726
*	YMT Co. Ltd.	20,730	189,358
*	Yonwoo Co. Ltd.	6,890	83,272
	Yoosung Enterprise Co. Ltd.	80,477	174,809
	Youil Energy Tech Co. Ltd.	7,087	115,034
	Youlchon Chemical Co. Ltd.	35,492	1,027,433
#	Young Poong Corp.	910	388,790
	Young Poong Paper Manufacturing Co. Ltd.	16,322	218,683
	Young Poong Precision Corp.	37,751	354,483
	Youngone Holdings Co. Ltd.	21,971	1,064,245
	YTN Co. Ltd.	73,837	310,548
	Yuanta Securities Korea Co. Ltd.	340,341	669,720
	YuHwa Securities Co. Ltd.	96,255	166,561
*	Yujin Robot Co. Ltd.	35,304	152,124
*	Yungjin Pharmaceutical Co. Ltd.	244,225	539,691
	Yuyu Pharma, Inc.	8,551	38,537
	Zeus Co. Ltd.	28,507	604,226
	Zinus, Inc.	31,703	679,284

TOTAL SOUTH KOREA			465,613,995

TAIWAN — (18.2%)
	104 Corp.	1,000	6,900
	91APP, Inc.	103,000	489,152
#	ABC Taiwan Electronics Corp.	300,977	281,688
	Abico Avy Co. Ltd.	444,841	301,577
	Ability Enterprise Co. Ltd.	833,293	552,365
# *	Ability Opto-Electronics Technology Co. Ltd.	262,776	786,628
	Abnova Corp.	88,000	102,824
#	AcBel Polytech, Inc.	1,226,599	1,695,277
#	ACES Electronic Co. Ltd.	407,822	401,173
*	Acon Holding, Inc.	938,560	355,877
	Acter Group Corp. Ltd.	360,980	1,594,561
	Action Electronics Co. Ltd.	687,000	334,995
	ADATA Technology Co. Ltd.	857,879	2,105,378

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Addcn Technology Co. Ltd.	111,564	$738,063
	Adlink Technology, Inc.	61,000	119,084
#	Advanced Ceramic X Corp.	163,000	1,104,228
	Advanced International Multitech Co. Ltd.	410,000	1,209,317
#	Advanced Optoelectronic Technology, Inc.	457,000	282,341
#	Advanced Power Electronics Corp.	138,000	469,223
#	Advanced Wireless Semiconductor Co.	252,000	682,100
	Advancetek Enterprise Co. Ltd.	1,030,519	1,085,025
	AEON Motor Co. Ltd.	33,359	41,254
	Aerospace Industrial Development Corp.	2,123,000	4,014,623
#	AGV Products Corp.	1,543,433	553,548
	AIC, Inc.	8,000	46,674
*	Airmate Cayman International Co. Ltd.	38,719	23,227
	Alcor Micro Corp.	10,000	10,405
	Alexander Marine Co. Ltd.	48,000	739,258
# *	ALI Corp.	686,775	441,268
	All Ring Tech Co. Ltd.	126,000	252,484
#	Allied Circuit Co. Ltd.	113,000	576,432
#	Allied Supreme Corp.	87,000	799,857
#	Allis Electric Co. Ltd.	672,385	1,066,612
#	Alltek Technology Corp.	554,423	752,497
#	Alltop Technology Co. Ltd.	105,774	463,510
	Alpha Networks, Inc.	1,256,158	1,452,063
	Altek Corp.	925,945	1,009,701
	Amazing Microelectronic Corp.	316,352	1,097,167
*	Ambassador Hotel	1,135,000	1,410,897
#	AMICCOM Electronics Corp.	25,000	23,855
	AMPACS Corp.	12,000	23,234
	Ampire Co. Ltd.	317,000	396,456
#	AMPOC Far-East Co. Ltd.	346,444	601,430
	AmTRAN Technology Co. Ltd.	2,814,486	1,051,673
*	Amulaire Thermal Technology, Inc.	32,000	35,624
	Anderson Industrial Corp.	290,416	115,462
	Anji Technology Co. Ltd.	66,000	117,083
#	Anpec Electronics Corp.	224,007	1,243,197
#	Apac Opto Electronics, Inc.	147,000	171,958
#	Apacer Technology, Inc.	345,325	579,639
	APAQ Technology Co. Ltd.	484	817
	APCB, Inc.	485,000	274,200
#	Apex Biotechnology Corp.	338,483	304,387
#	Apex International Co. Ltd.	540,470	973,185
#	Apex Science & Engineering	623,132	228,220
	Arcadyan Technology Corp.	533,055	1,750,190
	Ardentec Corp.	1,500,274	2,646,755
#	Argosy Research, Inc.	220,396	737,705
	Asia Electronic Material Co. Ltd.	331,000	175,948
	Asia Optical Co., Inc.	851,000	1,781,242
*	Asia Pacific Telecom Co. Ltd.	6,978,999	1,524,790
*	Asia Plastic Recycling Holding Ltd.	405,182	94,449
	Asia Polymer Corp.	1,420,996	1,276,714
	Asia Tech Image, Inc.	198,000	438,772
#	Asia Vital Components Co. Ltd.	943,549	4,854,859
#	ASIX Electronics Corp.	105,000	433,781
	ASolid Technology Co. Ltd.	27,000	87,009
#	ASROCK, Inc.	154,000	682,647
	ATE Energy International Co. Ltd.	10,274	10,893
	Aten International Co. Ltd.	350,479	978,850
	Audix Corp.	279,600	518,511
#	AURAS Technology Co. Ltd.	229,148	1,859,893

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Aurona Industries, Inc.	246,000	$168,135
	Aurora Corp.	262,349	685,161
#	Avalue Technology, Inc.	164,000	593,698
	Aver Information, Inc.	31,000	43,714
	Awea Mechantronic Co. Ltd.	132,210	141,602
#	Axiomtek Co. Ltd.	212,000	519,946
# *	Azurewave Technologies, Inc.	345,000	262,132
	Bafang Yunji International Co. Ltd.	81,000	475,162
	Bank of Kaohsiung Co. Ltd.	2,515,334	1,008,205
	Baolong International Co. Ltd.	295,000	156,717
	Basso Industry Corp.	472,900	647,257
	BenQ Materials Corp.	610,000	756,538
	BES Engineering Corp.	5,159,750	1,756,510
	Bin Chuan Enterprise Co. Ltd.	372,070	290,255
	Bionet Corp.	140,000	287,125
	Bionime Corp.	133,000	323,508
	Biostar Microtech International Corp.	631,975	318,155
	Bioteque Corp.	231,308	859,688
	Bon Fame Co. Ltd.	14,000	32,263
	Brave C&H Supply Co. Ltd.	48,000	170,011
	Bright Led Electronics Corp.	375,520	227,201
	Brighten Optix Corp.	2,000	15,692
	Brighton-Best International Taiwan, Inc.	1,469,318	1,697,831
#	Brillian Network & Automation Integrated System Co. Ltd.	28,000	124,021
#	Browave Corp.	197,000	350,705
	C Sun Manufacturing Ltd.	530,969	825,428
*	Calin Technology Co. Ltd.	38,000	57,773
*	Cameo Communications, Inc.	745,645	332,281
#	Capital Futures Corp.	335,895	474,677
#	Capital Securities Corp.	6,059,501	2,707,216
# *	Career Technology MFG. Co. Ltd.	1,580,459	1,196,945
#	Carnival Industrial Corp.	415,353	194,984
#	Castles Technology Co. Ltd.	58,866	157,568
	Caswell, Inc.	56,000	181,034
	Cathay Chemical Works	30,000	28,859
	Cathay Real Estate Development Co. Ltd.	2,062,700	1,135,801
	Cayman Engley Industrial Co. Ltd.	152,099	354,817
#	CCP Contact Probes Co. Ltd.	159,844	226,781
#	Celxpert Energy Corp.	280,000	307,907
	Center Laboratories, Inc.	1,599,827	2,650,101
#	Central Reinsurance Co. Ltd.	832,905	493,458
#	Chain Chon Industrial Co. Ltd.	595,484	312,266
*	ChainQui Construction Development Co. Ltd.	451,080	222,585
	Champion Building Materials Co. Ltd.	813,465	246,622
	Champion Microelectronic Corp.	23,000	44,026
	Chang Wah Electromaterials, Inc.	1,362,350	1,479,879
	Chang Wah Technology Co. Ltd.	1,180,425	1,629,512
#	Channel Well Technology Co. Ltd.	680,000	1,205,392
	Chant Sincere Co. Ltd.	66,000	160,246
	Charoen Pokphand Enterprise	679,483	1,992,035
	CHC Healthcare Group	367,000	819,103
#	CHC Resources Corp.	346,282	563,598
	Chen Full International Co. Ltd.	342,000	504,494
#	Chenbro Micom Co. Ltd.	219,000	594,738
	Cheng Loong Corp.	2,760,383	2,814,834
	Cheng Mei Materials Technology Corp.	1,993,524	777,453
	Cheng Uei Precision Industry Co. Ltd.	1,321,331	1,805,919
*	Chenming Electronic Technology Corp.	287,437	210,840
#	Chia Chang Co. Ltd.	378,000	461,216

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chia Hsin Cement Corp.	1,726,121	$1,128,282
	Chian Hsing Forging Industrial Co. Ltd.	151,800	171,718
	Chicony Power Technology Co. Ltd.	481,454	1,341,992
	Chief Telecom, Inc.	39,000	476,378
	Chieftek Precision Co. Ltd.	248,847	618,321
	Chien Kuo Construction Co. Ltd.	658,249	278,659
	Chien Shing Harbour Service Co. Ltd.	16,000	25,843
#	Chime Ball Technology Co. Ltd.	106,840	134,624
	China Bills Finance Corp.	2,632,000	1,293,934
#	China Chemical & Pharmaceutical Co. Ltd.	886,000	790,059
	China Ecotek Corp.	145,000	251,715
#	China Electric Manufacturing Corp.	798,959	461,667
	China Fineblanking Technology Co. Ltd.	159,242	175,144
	China General Plastics Corp.	1,457,461	1,190,169
	China Glaze Co. Ltd.	310,002	162,781
*	China Man-Made Fiber Corp.	4,555,390	1,242,773
	China Metal Products	1,069,603	1,199,222
	China Motor Corp.	800,600	2,062,086
	China Petrochemical Development Corp.	13,546,553	4,461,413
	China Steel Chemical Corp.	576,554	2,162,177
#	China Steel Structure Co. Ltd.	282,000	530,389
#	China Wire & Cable Co. Ltd.	276,160	238,760
	Chinese Maritime Transport Ltd.	287,594	382,049
	Ching Feng Home Fashions Co. Ltd.	544,409	347,529
	Chin-Poon Industrial Co. Ltd.	1,467,207	1,538,995
	Chipbond Technology Corp.	2,332,000	5,007,462
	ChipMOS Technologies, Inc.	1,896,076	2,290,519
	Chlitina Holding Ltd.	172,000	1,227,661
	Chong Hong Construction Co. Ltd.	673,666	1,752,406
	Chun YU Works & Co. Ltd.	526,050	469,401
#	Chun Yuan Steel Industry Co. Ltd.	1,806,529	957,453
	Chung Hsin Electric & Machinery Manufacturing Corp.	1,402,375	4,649,401
	Chung Hung Steel Corp.	2,071,979	1,657,167
	Chung Hwa Food Industrial Co. Ltd.	126,535	436,768
	Chung Hwa Pulp Corp.	1,434,405	1,146,889
#	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	139,000	432,829
#	Chunghwa Precision Test Tech Co. Ltd.	56,000	881,878
	Chyang Sheng Dyeing & Finishing Co. Ltd.	397,000	184,244
	Cleanaway Co. Ltd.	286,000	1,750,709
	Clevo Co.	1,624,200	1,612,427
	CMC Magnetics Corp.	3,847,108	1,010,120
	CoAsia Electronics Corp.	452,412	169,661
#	Collins Co. Ltd.	351,431	197,337
#	Compeq Manufacturing Co. Ltd.	3,133,000	4,413,453
	Compucase Enterprise	278,000	458,537
#	Concord Securities Co. Ltd.	1,728,796	620,018
	Continental Holdings Corp.	1,312,320	1,334,485
#	Contrel Technology Co. Ltd.	513,000	324,471
#	Coremax Corp.	258,065	786,628
	Coretronic Corp.	1,259,200	3,076,038
#	Co-Tech Development Corp.	795,533	1,424,490
	Cowealth Medical Holding Co. Ltd.	175,972	161,808
# *	CSBC Corp. Taiwan	1,758,677	1,489,425
	CTCI Corp.	1,963,000	2,717,873
*	C-Tech United Corp.	162,878	72,798
#	CviLux Corp.	266,040	321,788
#	CyberPower Systems, Inc.	235,000	943,260
#	CyberTAN Technology, Inc.	1,294,779	964,902
#	Cypress Technology Co. Ltd.	169,489	331,105

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Cystech Electronics Corp.	20,750	$55,928
	DA CIN Construction Co. Ltd.	1,101,711	1,106,874
	Dadi Early-Childhood Education Group Ltd.	21,357	76,669
	Dafeng TV Ltd.	304,870	498,268
#	Da-Li Development Co. Ltd.	1,413,747	1,454,459
	Darfon Electronics Corp.	783,550	1,121,227
# *	Darwin Precisions Corp.	1,385,635	463,735
	Davicom Semiconductor, Inc.	44,888	49,867
	Daxin Materials Corp.	229,200	670,094
	De Licacy Industrial Co. Ltd.	1,155,511	575,935
	Delpha Construction Co. Ltd.	284,000	204,340
#	Depo Auto Parts Ind Co. Ltd.	358,000	1,139,828
	DFI, Inc.	9,000	20,041
	Dimerco Data System Corp.	220,612	718,253
#	Dimerco Express Corp.	440,880	1,244,933
	D-Link Corp.	1,944,855	1,120,843
	Donpon Precision, Inc.	104,000	93,347
	Dr Wu Skincare Co. Ltd.	57,000	268,791
	Draytek Corp.	247,000	213,313
	Dyaco International, Inc.	142,813	197,874
	Dynamic Holding Co. Ltd.	992,707	791,446
	Dynapack International Technology Corp.	492,000	1,220,949
	E & R Engineering Corp.	95,000	158,101
	Eastern Media International Corp.	1,100,011	684,400
	ECOVE Environment Corp.	113,000	1,094,857
# *	Edimax Technology Co. Ltd.	624,108	328,547
	Edison Opto Corp.	262,749	197,791
	Edom Technology Co. Ltd.	732,964	661,103
#	eGalax_eMPIA Technology, Inc.	199,777	425,325
#	Egis Technology, Inc.	203,000	563,843
	Elan Microelectronics Corp.	942,400	2,902,724
# *	E-Lead Electronic Co. Ltd.	197,873	470,195
#	E-LIFE MALL Corp.	295,000	801,616
	Elite Advanced Laser Corp.	531,226	639,508
	Elite Material Co. Ltd.	72,000	385,120
	Elite Semiconductor Microelectronics Technology, Inc.	919,200	2,437,565
	Elitegroup Computer Systems Co. Ltd.	1,191,254	963,886
#	Emerging Display Technologies Corp.	462,000	449,313
	Ennoconn Corp.	244,938	2,004,184
	Ennostar, Inc.	2,037,462	3,322,814
#	EnTie Commercial Bank Co. Ltd.	2,292,603	1,123,744
	Episil Technologies, Inc.	782,000	1,992,651
	Episil-Precision, Inc.	326,000	672,035
#	Eris Technology Corp.	38,000	373,669
#	Eson Precision Ind Co. Ltd.	331,000	706,949
	Eternal Materials Co. Ltd.	3,021,985	3,186,489
#	Etron Technology, Inc.	630,977	890,100
	Eurocharm Holdings Co. Ltd.	102,000	591,095
	Ever Supreme Bio Technology Co. Ltd.	86,000	598,094
*	Everest Textile Co. Ltd.	1,642,762	418,716
	Evergreen International Storage & Transport Corp.	1,888,000	1,668,845
#	Evergreen Steel Corp.	351,000	674,952
	Everlight Chemical Industrial Corp.	1,697,606	1,212,559
#	Everlight Electronics Co. Ltd.	1,457,000	1,898,304
	Everspring Industry Co. Ltd.	469,800	190,030
	Excellence Opto, Inc.	72,000	78,891
#	Excelliance Mos Corp.	77,000	320,604
	Excelsior Medical Co. Ltd.	378,219	1,075,802
#	EZconn Corp.	159,800	262,306

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Far Eastern Department Stores Ltd.	3,458,000	$2,522,334
#	Far Eastern International Bank	8,313,246	3,033,429
#	Faraday Technology Corp.	548,000	2,947,971
#	Farglory F T Z Investment Holding Co. Ltd.	386,957	912,753
	Farglory Land Development Co. Ltd.	878,000	1,755,619
*	Federal Corp.	1,194,238	797,761
#	Feedback Technology Corp.	119,200	416,106
	Feng Hsin Steel Co. Ltd.	1,642,100	3,637,227
#	Firich Enterprises Co. Ltd.	206,325	192,874
	First Hi-Tec Enterprise Co. Ltd.	256,580	547,976
	First Hotel	713,350	348,443
#	First Insurance Co. Ltd.	900,179	460,066
*	First Steamship Co. Ltd.	2,334,612	700,297
	FIT Holding Co. Ltd.	485,456	605,670
	Fitipower Integrated Technology, Inc.	258,000	1,335,211
	Fittech Co. Ltd.	121,000	342,832
	FLEXium Interconnect, Inc.	1,135,087	3,498,867
	Flytech Technology Co. Ltd.	369,309	851,503
#	FOCI Fiber Optic Communications, Inc.	213,000	269,242
	Force Mos Technology Ltd.	26,000	50,868
	Forcecon Tech Co. Ltd.	62,000	138,795
#	Forest Water Environment Engineering Co. Ltd.	168,132	163,524
#	Formosa Advanced Technologies Co. Ltd.	589,000	832,481
	Formosa International Hotels Corp.	223,329	2,006,532
	Formosa Laboratories, Inc.	363,089	984,981
	Formosa Oilseed Processing Co. Ltd.	222,567	435,759
	Formosa Optical Technology Co. Ltd.	137,000	292,084
#	Formosa Taffeta Co. Ltd.	1,429,000	1,317,611
	Formosan Rubber Group, Inc.	869,952	620,736
	Formosan Union Chemical	1,117,733	969,787
#	Founding Construction & Development Co. Ltd.	663,623	401,098
	Foxsemicon Integrated Technology, Inc.	248,027	1,515,063
	Franbo Lines Corp.	48,481	29,928
#	Froch Enterprise Co. Ltd.	581,189	420,526
	FSP Technology, Inc.	560,427	911,206
#	Fulgent Sun International Holding Co. Ltd.	443,748	1,781,282
	Fullerton Technology Co. Ltd.	391,600	244,171
#	Fulltech Fiber Glass Corp.	1,335,996	512,215
	Fusheng Precision Co. Ltd.	251,000	1,767,455
#	Fwusow Industry Co. Ltd.	752,138	520,974
#	G Shank Enterprise Co. Ltd.	574,281	990,579
	Gallant Precision Machining Co. Ltd.	133,000	123,250
	Gamania Digital Entertainment Co. Ltd.	416,000	1,000,510
# *	GCS Holdings, Inc.	299,000	324,067
#	GEM Services, Inc.	213,570	507,679
	Gemtek Technology Corp.	1,413,219	1,429,388
	General Interface Solution Holding Ltd.	857,000	2,223,486
	General Plastic Industrial Co. Ltd.	275,357	301,672
#	Generalplus Technology, Inc.	195,000	354,816
#	GeneReach Biotechnology Corp.	47,300	89,409
#	Genesys Logic, Inc.	290,000	1,023,463
#	Genius Electronic Optical Co. Ltd.	253,917	3,081,267
#	Genmont Biotech, Inc.	220,000	177,595
	Genovate Biotechnology Co. Ltd.	15,000	14,325
	GeoVision, Inc.	251,096	305,672
	Getac Holdings Corp.	1,489,360	2,856,703
#	GFC Ltd.	229,600	553,723
# *	Giantplus Technology Co. Ltd.	1,008,900	449,545
*	Gigasolar Materials Corp.	77,400	265,611

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
# *	Gigastorage Corp.	458,965	$285,793
	Global Brands Manufacture Ltd.	957,730	1,056,932
	Global Lighting Technologies, Inc.	284,000	512,496
	Global Mixed Mode Technology, Inc.	222,000	1,313,782
#	Global PMX Co. Ltd.	179,000	818,767
*	Globe Union Industrial Corp.	989,230	467,288
#	Gloria Material Technology Corp.	1,197,547	2,300,104
	GMI Technology, Inc.	16,000	11,094
#	Gold Circuit Electronics Ltd.	1,158,104	3,730,766
	Goldsun Building Materials Co. Ltd.	3,254,587	2,970,575
#	Good Will Instrument Co. Ltd.	238,869	276,301
#	Gordon Auto Body Parts	391,000	302,745
	Gourmet Master Co. Ltd.	311,000	1,577,791
	Grand Fortune Securities Co. Ltd.	1,067,683	408,010
*	Grand Ocean Retail Group Ltd.	304,000	151,704
#	Grand Pacific Petrochemical	3,461,000	2,286,155
#	Grand Process Technology Corp.	81,000	883,392
#	GrandTech CG Systems, Inc.	204,797	467,790
	Grape King Bio Ltd.	415,000	2,474,165
	Great China Metal Industry	605,000	498,164
	Great Taipei Gas Co. Ltd.	1,444,000	1,491,512
	Great Tree Pharmacy Co. Ltd.	155,044	2,045,475
	Great Wall Enterprise Co. Ltd.	2,343,001	3,918,222
	Greatek Electronics, Inc.	1,027,000	1,805,077
* ††	Green Energy Technology, Inc.	1,570,850	0
	Green World FinTech Service Co. Ltd.	14,700	233,119
#	GTM Holdings Corp.	431,150	401,679
	Gudeng Precision Industrial Co. Ltd.	124,000	1,413,453
#	Hannstar Board Corp.	1,312,954	1,626,807
*	HannStar Display Corp.	5,875,505	2,342,590
	HannsTouch Solution, Inc.	1,930,782	633,041
#	Hanpin Electron Co. Ltd.	248,000	246,148
	Harvatek Corp.	562,949	469,665
	Heran Co. Ltd.	6,000	21,310
	Hey Song Corp.	1,478,750	1,749,668
#	Hi-Clearance, Inc.	106,290	500,129
#	Highlight Tech Corp.	321,281	567,326
	Hi-Lai Foods Co. Ltd.	5,000	23,869
	HIM International Music, Inc.	60,710	178,589
	Hiroca Holdings Ltd.	211,448	305,044
#	Hitron Technology, Inc.	472,557	401,368
	Hiyes International Co. Ltd.	16,700	36,851
	Ho Tung Chemical Corp.	3,178,684	964,344
#	Hocheng Corp.	851,734	774,261
#	Hold-Key Electric Wire & Cable Co. Ltd.	164,726	100,819
	Holiday Entertainment Co. Ltd.	234,430	517,435
	Holtek Semiconductor, Inc.	659,000	1,477,710
	Holy Stone Enterprise Co. Ltd.	514,910	1,711,895
*	Hong Pu Real Estate Development Co. Ltd.	756,185	603,187
	Hong TAI Electric Industrial	887,000	600,469
	Hong YI Fiber Industry Co.	440,652	253,198
#	Horizon Securities Co. Ltd.	1,136,320	357,936
	Hota Industrial Manufacturing Co. Ltd.	224,299	516,566
	Hotai Finance Co. Ltd.	272,000	1,174,461
*	Hotron Precision Electronic Industrial Co. Ltd.	73,464	90,624
#	Hsin Kuang Steel Co. Ltd.	419,000	667,907
	Hsin Yung Chien Co. Ltd.	157,255	512,146
	Hsing TA Cement Co.	488,162	282,877
# *	HTC Corp.	1,916,000	3,556,081

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Hu Lane Associate, Inc.	276,737	$1,239,433
	HUA ENG Wire & Cable Co. Ltd.	1,201,565	643,015
	Hua Yu Lien Development Co. Ltd.	63,000	117,592
	Huaku Development Co. Ltd.	869,816	2,681,137
	Huang Hsiang Construction Corp.	205,800	311,536
	Hung Ching Development & Construction Co. Ltd.	598,000	433,610
	Hung Sheng Construction Ltd.	1,281,251	951,182
	Huxen Corp.	119,244	206,441
	Hwa Fong Rubber Industrial Co. Ltd.	823,812	383,814
	Hwacom Systems, Inc.	362,000	289,016
	Hycon Technology Corp.	16,000	28,404
	Ibase Technology, Inc.	132,000	324,899
#	IBF Financial Holdings Co. Ltd.	8,929,826	3,588,757
	IC Plus Corp.	56,000	84,242
#	Ichia Technologies, Inc.	869,000	803,727
#	I-Chiun Precision Industry Co. Ltd.	681,567	656,808
*	Ideal Bike Corp.	53,000	20,849
#	IEI Integration Corp.	466,832	1,204,841
	Inergy Technology, Inc.	11,000	23,720
	Infortrend Technology, Inc.	778,163	690,870
#	Info-Tek Corp.	236,000	420,214
#	Ingentec Corp.	48,410	272,397
#	Innodisk Corp.	263,447	2,567,310
	Inpaq Technology Co. Ltd.	349,950	647,452
#	Insyde Software Corp.	97,000	401,800
#	Intai Technology Corp.	135,400	574,798
#	Integrated Service Technology, Inc.	215,326	584,445
	IntelliEPI, Inc.	97,000	211,027
	International CSRC Investment Holdings Co.	2,681,363	1,748,009
	Iron Force Industrial Co. Ltd.	155,393	415,748
#	I-Sheng Electric Wire & Cable Co. Ltd.	489,000	731,424
	ITE Technology, Inc.	502,095	1,450,666
	ITEQ Corp.	766,040	1,749,014
	Jarllytec Co. Ltd.	193,000	446,477
	Jentech Precision Industrial Co. Ltd.	227,745	3,386,914
	Jess-Link Products Co. Ltd.	338,925	586,023
	Jetwell Computer Co. Ltd.	10,000	21,995
	Jia Wei Lifestyle, Inc.	37,000	81,425
#	Jih Lin Technology Co. Ltd.	213,000	545,653
	Jiin Yeeh Ding Enterprise Co. Ltd.	27,200	36,860
#	Jinan Acetate Chemical Co. Ltd.	64,564	991,922
*	Jinli Group Holdings Ltd.	258,681	87,635
	Joinsoon Electronics Manufacturing Co. Ltd.	30,000	20,934
#	Jourdeness Group Ltd.	137,000	416,725
	JPP Holding Co. Ltd.	14,000	57,050
#	K Laser Technology, Inc.	586,000	456,483
	Kaimei Electronic Corp.	336,183	758,494
#	Kaori Heat Treatment Co. Ltd.	304,197	1,973,597
#	Kaulin Manufacturing Co. Ltd.	442,330	207,530
	Kedge Construction Co. Ltd.	15,000	34,704
	Keding Enterprises Co. Ltd.	5,000	20,993
	KEE TAI Properties Co. Ltd.	1,306,473	572,385
	Kenda Rubber Industrial Co. Ltd.	1,785,845	1,815,990
#	Kenmec Mechanical Engineering Co. Ltd.	687,000	711,871
	Kerry TJ Logistics Co. Ltd.	732,000	916,103
# *	Key Ware Electronics Co. Ltd.	302,194	110,285
	Keystone Microtech Corp.	34,000	214,556
	Kindom Development Co. Ltd.	1,280,900	1,239,715
	King Chou Marine Technology Co. Ltd.	234,920	311,890

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	King Slide Works Co. Ltd.	184,000	$2,478,183
	King Yuan Electronics Co. Ltd.	3,664,979	5,624,824
	King’s Town Bank Co. Ltd.	2,946,701	3,382,737
*	King’s Town Construction Co. Ltd.	333,074	347,141
#	Kinik Co.	318,000	1,149,463
	Kinko Optical Co. Ltd.	541,103	557,620
#	Kinpo Electronics	3,841,157	1,649,368
#	Kinsus Interconnect Technology Corp.	845,000	3,058,463
	KMC Kuei Meng International, Inc.	205,253	969,986
#	KNH Enterprise Co. Ltd.	589,020	348,304
	Ko Ja Cayman Co. Ltd.	13,000	20,371
#	KS Terminals, Inc.	421,482	1,045,212
	Kung Long Batteries Industrial Co. Ltd.	254,000	1,190,943
*	Kung Sing Engineering Corp.	1,616,290	417,704
	Kuo Toong International Co. Ltd.	719,648	655,290
*	Kuo Yang Construction Co. Ltd.	729,899	434,291
	Kwong Fong Industries Corp.	352,691	134,456
	Kwong Lung Enterprise Co. Ltd.	304,000	526,923
#	KYE Systems Corp.	772,672	265,830
	L&K Engineering Co. Ltd.	635,048	939,453
#	La Kaffa International Co. Ltd.	80,701	443,157
	LAN FA Textile	805,933	236,716
	Land Mark Optoelectronics Corp.	293,300	966,803
	Lanner Electronics, Inc.	278,916	932,753
	Laser Tek Taiwan Co. Ltd.	254,128	227,777
	Laster Tech Corp. Ltd.	83,091	104,045
*	Leader Electronics, Inc.	290,000	225,608
	Leadtrend Technology Corp.	101,652	192,131
#	Lealea Enterprise Co. Ltd.	2,401,892	842,420
*	Leatec Fine Ceramics Co. Ltd.	23,000	17,222
#	LEE CHI Enterprises Co. Ltd.	648,000	400,863
	Lelon Electronics Corp.	317,327	671,413
	Lemtech Holdings Co. Ltd.	108,055	244,720
*	Leofoo Development Co. Ltd.	93,278	55,543
# *	Li Cheng Enterprise Co. Ltd.	306,108	242,752
*	Li Peng Enterprise Co. Ltd.	1,735,897	457,378
	Lian HWA Food Corp.	303,993	901,709
	Lida Holdings Ltd.	257,400	273,220
	Ligitek Electronics Co. Ltd.	44,000	32,469
	Lingsen Precision Industries Ltd.	1,273,506	593,133
	Lintes Technology Co. Ltd.	16,000	74,692
	Liton Technology Corp.	89,000	114,265
*	Long Bon International Co. Ltd.	694,274	390,018
	Longchen Paper & Packaging Co. Ltd.	2,617,637	1,468,417
	Longwell Co.	347,000	691,356
#	Lu Hai Holding Corp.	196,102	200,995
	Lucky Cement Corp.	540,000	283,313
	Lumax International Corp. Ltd.	303,832	709,325
	Lung Yen Life Service Corp.	564,000	688,617
	Luxe Green Energy Technology Co. Ltd.	23,540	32,302
#	M31 Technology Corp.	58,000	1,058,440
	Macauto Industrial Co. Ltd.	189,000	440,688
	Machvision, Inc.	146,398	881,753
	Macroblock, Inc.	75,000	276,643
	Makalot Industrial Co. Ltd.	679,481	4,934,903
#	Marketech International Corp.	227,000	961,247
#	Materials Analysis Technology, Inc.	179,041	1,106,478
	Mayer Steel Pipe Corp.	538,567	409,254
	Maywufa Co. Ltd.	69,322	48,311

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Mechema Chemicals International Corp.	194,000	$641,187
*	Medigen Biotechnology Corp.	128,000	143,139
	Meiloon Industrial Co	266,184	178,712
	Mercuries & Associates Holding Ltd.	1,446,486	713,839
*	Mercuries Life Insurance Co. Ltd.	8,332,240	1,428,533
	Merida Industry Co. Ltd.	290,000	1,623,987
	Merry Electronics Co. Ltd.	520,914	1,463,589
	METAAGE Corp.	81,000	130,451
	Mildef Crete, Inc.	193,000	324,569
#	MIN AIK Technology Co. Ltd.	491,452	278,440
#	Mirle Automation Corp.	602,098	740,503
	Mitac Holdings Corp.	3,232,918	2,992,219
#	Mobiletron Electronics Co. Ltd.	203,800	379,431
	MOSA Industrial Corp.	163,391	128,271
	Mosel Vitelic, Inc.	141,000	191,898
	MPI Corp.	298,000	1,250,033
	MSSCORPS Co. Ltd.	62,000	307,373
	Nak Sealing Technologies Corp.	188,954	860,348
#	Namchow Holdings Co. Ltd.	581,000	907,730
	Nan Liu Enterprise Co. Ltd.	123,000	323,443
	Nan Pao Resins Chemical Co. Ltd.	25,000	120,580
# *	Nan Ren Lake Leisure Amusement Co. Ltd.	576,317	218,594
#	Nang Kuang Pharmaceutical Co. Ltd.	226,000	593,660
	Nantex Industry Co. Ltd.	927,606	1,193,739
	National Aerospace Fasteners Corp.	89,000	313,519
#	National Petroleum Co. Ltd.	227,824	442,053
#	Netronix, Inc.	224,000	704,378
	New Best Wire Industrial Co. Ltd.	195,600	225,120
*	New Era Electronics Co. Ltd.	210,000	124,194
*	Newmax Technology Co. Ltd.	148,000	139,206
#	Nexcom International Co. Ltd.	477,094	607,615
	Nichidenbo Corp.	656,417	1,223,702
	Nidec Chaun-Choung Technology Corp.	110,000	578,451
	Nien Hsing Textile Co. Ltd.	458,345	341,871
#	Niko Semiconductor Co. Ltd.	190,000	340,046
	Nishoku Technology, Inc.	132,400	387,399
	Nova Technology Corp.	84,000	273,764
	Nuvoton Technology Corp.	202,000	880,123
	O-Bank Co. Ltd.	2,588,071	864,933
#	Ocean Plastics Co. Ltd.	764,200	853,976
	OFCO Industrial Corp.	56,000	49,275
	OK Biotech Co. Ltd.	182,527	201,924
*	Optimax Technology Corp.	37,000	21,942
	Orient Europharma Co. Ltd.	139,000	166,744
	Orient Semiconductor Electronics Ltd.	1,061,599	678,108
	Oriental Union Chemical Corp.	2,033,267	1,386,259
#	O-TA Precision Industry Co. Ltd.	222,227	866,354
	Pacific Construction Co.	1,300,921	396,679
	Pacific Hospital Supply Co. Ltd.	255,209	713,143
	Paiho Shih Holdings Corp.	458,365	383,069
	Pan German Universal Motors Ltd.	16,000	154,798
	Pan Jit International, Inc.	1,042,486	2,231,250
	Pan-International Industrial Corp.	1,409,747	1,731,488
#	Panion & BF Biotech, Inc.	203,449	1,075,738
	Paragon Technologies Co. Ltd.	163,246	171,314
	Parpro Corp.	208,000	239,646
#	PChome Online, Inc.	366,000	683,261
#	PCL Technologies, Inc.	197,400	689,694
#	P-Duke Technology Co. Ltd.	214,633	618,223

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Pegavision Corp.	104,000	$1,475,115
* ††	Pharmally International Holding Co. Ltd.	441,605	0
#	Phoenix Silicon International Corp.	335,160	628,048
*	Phytohealth Corp.	161,000	111,803
	Pixart Imaging, Inc.	517,150	1,744,936
	Planet Technology Corp.	160,000	664,569
#	Plastron Precision Co. Ltd.	523,460	339,791
	Plotech Co. Ltd.	343,800	206,110
	Polytronics Technology Corp.	253,124	518,062
#	Posiflex Technology, Inc.	70,457	244,041
#	Power Wind Health Industry, Inc.	119,314	587,148
	Powertip Technology Corp.	58,000	34,757
	Poya International Co. Ltd.	163,409	3,058,533
	President Securities Corp.	2,818,193	1,529,285
	Primax Electronics Ltd.	1,333,000	2,608,679
#	Prince Housing & Development Corp.	3,787,644	1,480,639
#	Pro Hawk Corp.	87,000	413,318
* ††	Prodisc Technology, Inc.	1,707,199	0
*	Prolific Technology, Inc.	21,000	17,859
	Promate Electronic Co. Ltd.	622,000	841,677
#	Prosperity Dielectrics Co. Ltd.	366,559	464,132
	Qisda Corp.	2,842,900	3,207,786
#	QST International Corp.	206,600	441,168
	Qualipoly Chemical Corp.	308,048	354,105
#	Quang Viet Enterprise Co. Ltd.	154,000	577,409
	Quanta Storage, Inc.	725,000	1,272,784
#	Quintain Steel Co. Ltd.	845,692	488,471
	Radiant Opto-Electronics Corp.	1,381,000	5,088,589
	Radium Life Tech Co. Ltd.	2,412,242	722,900
#	Rafael Microelectronics, Inc.	111,821	604,828
	Raydium Semiconductor Corp.	166,000	2,067,875
# *	RDC Semiconductor Co. Ltd.	138,000	745,505
	Rechi Precision Co. Ltd.	1,229,181	715,263
#	Rexon Industrial Corp. Ltd.	418,000	404,518
	Rich Development Co. Ltd.	2,360,036	736,535
*	Ritek Corp.	2,460,867	726,575
* ††	Roo Hsing Co Ltd.	1,926,000	68,601
#	Ruentex Engineering & Construction Co.	206,540	807,590
	Run Long Construction Co. Ltd.	28,563	69,760
	Sakura Development Co. Ltd.	173,000	211,199
	Sampo Corp.	1,267,861	1,086,092
#	San Fang Chemical Industry Co. Ltd.	805,647	548,425
#	San Far Property Ltd.	626,510	294,907
	San Fu Chemical Co. Ltd.	69,000	308,043
	San Shing Fastech Corp.	445,875	760,790
	Sanitar Co Ltd.	212,000	265,811
	Sanyang Motor Co. Ltd.	1,623,628	2,899,433
*	Savior Lifetec Corp.	220,000	131,734
#	Scientech Corp.	230,000	675,544
	ScinoPharm Taiwan Ltd.	333,000	308,257
	SDI Corp.	427,000	1,683,599
	Sea Sonic Electronics Co Ltd.	87,000	198,692
	Securitag Assembly Group Co.	37,000	199,110
#	Senao International Co. Ltd.	335,541	381,402
	Senao Networks, Inc.	106,000	987,951
#	Sensortek Technology Corp.	62,000	676,461
#	SerComm Corp.	818,000	2,193,395
#	Sesoda Corp.	616,803	832,954
	Shane Global Holding, Inc.	6,000	14,890

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Shan-Loong Transportation Co. Ltd.	291,000	$306,927
	Sharehope Medicine Co. Ltd.	294,572	389,986
	Sheng Yu Steel Co. Ltd.	470,980	395,789
#	ShenMao Technology, Inc.	355,891	557,568
	Shieh Yih Machinery Industry Co. Ltd.	166,000	62,727
	Shih Her Technologies, Inc.	173,000	333,243
	Shih Wei Navigation Co. Ltd.	926,690	760,537
	Shihlin Electric & Engineering Corp.	1,406,000	4,610,212
	Shin Foong Specialty & Applied Materials Co. Ltd.	28,000	55,131
	Shin Hai Gas Corp.	1,245	2,107
	Shin Hsiung Natural Gas Co. Ltd.	28,850	66,296
	Shin Ruenn Development Co. Ltd.	53,000	75,551
	Shin Zu Shing Co. Ltd.	598,943	1,706,967
	Shinih Enterprise Co. Ltd.	71,000	47,138
*	Shining Building Business Co. Ltd.	1,570,814	494,258
#	Shinkong Insurance Co. Ltd.	695,131	1,164,308
#	Shinkong Synthetic Fibers Corp.	4,285,395	2,459,192
	Shinkong Textile Co. Ltd.	788,542	1,039,993
#	Shiny Chemical Industrial Co. Ltd.	394,467	1,661,057
	ShunSin Technology Holding Ltd.	47,000	124,701
# *	Shuttle, Inc.	1,355,152	559,989
#	Sigurd Microelectronics Corp.	1,496,907	2,545,675
	Silicon Integrated Systems Corp.	292,000	167,035
	Silicon Optronics, Inc.	21,000	54,595
	Simplo Technology Co. Ltd.	213,000	2,138,213
	Sincere Navigation Corp.	1,154,139	849,305
	Singatron Enterprise Co. Ltd.	55,000	41,108
	Single Well Industrial Corp.	79,224	69,454
#	Sinher Technology, Inc.	213,000	263,030
#	Sinmag Equipment Corp.	169,056	578,331
	Sinon Corp.	1,362,510	1,646,012
#	Sinopower SemiConductor, Inc.	35,000	120,110
#	Sinphar Pharmaceutical Co. Ltd.	223,938	237,755
	Sinyi Realty, Inc.	854,660	808,848
	Sirtec International Co. Ltd.	325,600	228,961
	Sitronix Technology Corp.	385,879	2,873,487
#	Siward Crystal Technology Co. Ltd.	530,000	650,257
	Soft-World International Corp.	262,000	803,156
#	Solar Applied Materials Technology Corp.	1,574,372	1,868,438
#	Solomon Technology Corp.	420,000	461,658
	Solteam, Inc.	233,607	356,931
	Sonix Technology Co. Ltd.	591,000	958,391
#	Southeast Cement Co. Ltd.	579,700	346,544
#	Speed Tech Corp.	394,000	683,055
	Spirox Corp.	298,824	272,810
	Sporton International, Inc.	252,601	2,178,641
	Sports Gear Co. Ltd.	46,000	103,676
	St Shine Optical Co. Ltd.	179,000	1,454,449
	Standard Chemical & Pharmaceutical Co. Ltd.	337,571	838,343
	Standard Foods Corp.	749,000	985,298
#	Stark Technology, Inc.	377,688	1,249,429
*	STL Technology Co. Ltd.	29,000	42,395
#	Sun Race Sturmey-Archer, Inc.	37,000	48,244
*	Sun Yad Construction Co. Ltd.	193,725	85,001
	Sunjuice Holdings Co. Ltd.	16,000	160,650
# *	Sunko INK Co. Ltd.	483,400	277,946
	SunMax Biotechnology Co. Ltd.	94,000	843,681
	Sunny Friend Environmental Technology Co. Ltd.	225,000	1,162,532
#	Sunonwealth Electric Machine Industry Co. Ltd.	664,487	1,139,898

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sunplus Innovation Technology, Inc.	19,000	$54,409
#	Sunplus Technology Co. Ltd.	1,763,000	1,365,721
	Sunrex Technology Corp.	298,612	433,431
	Sunspring Metal Corp.	391,069	285,506
	Superior Plating Technology Co. Ltd.	7,000	13,922
	Supreme Electronics Co. Ltd.	1,558,602	2,206,106
	Swancor Holding Co. Ltd.	120,000	395,555
#	Sweeten Real Estate Development Co. Ltd.	687,465	600,749
#	Symtek Automation Asia Co. Ltd.	206,069	753,548
	Syncmold Enterprise Corp.	401,750	780,901
	Syngen Biotech Co. Ltd.	17,000	105,809
	Syscom Computer Engineering Co.	54,000	128,969
*	Sysgration	177,000	249,368
	Systex Corp.	556,388	1,478,844
#	T3EX Global Holdings Corp.	224,000	563,020
	Ta Liang Technology Co. Ltd.	171,000	235,964
#	Ta Ya Electric Wire & Cable	2,427,007	2,172,264
#	Ta Yih Industrial Co. Ltd.	106,000	130,532
	Tah Hsin Industrial Corp.	221,092	503,035
	TAI Roun Products Co. Ltd.	201,000	105,526
	TA-I Technology Co. Ltd.	397,788	619,412
*	Tai Tung Communication Co. Ltd.	391,267	197,845
	Taichung Commercial Bank Co. Ltd.	16,106,397	7,396,120
#	TaiDoc Technology Corp.	192,470	1,154,281
#	Taiflex Scientific Co. Ltd.	657,340	899,148
#	Taimide Tech, Inc.	385,262	421,553
	Tainan Enterprises Co. Ltd.	263,370	195,325
#	Tainan Spinning Co. Ltd.	4,077,044	2,247,564
	Tai-Saw Technology Co. Ltd.	235,120	220,884
	TaiSol Electronics Co. Ltd.	88,000	137,288
#	Taisun Enterprise Co. Ltd.	229,648	219,669
	Taita Chemical Co. Ltd.	948,828	653,274
	TAI-TECH Advanced Electronics Co. Ltd.	68,000	228,668
	Taiwan Chinsan Electronic Industrial Co. Ltd.	427,113	523,592
	Taiwan Cogeneration Corp.	1,313,566	2,076,462
*	Taiwan Environment Scientific Co. Ltd.	21,000	43,761
	Taiwan FamilyMart Co. Ltd.	22,000	150,262
	Taiwan Fertilizer Co. Ltd.	675,000	1,299,719
	Taiwan Fire & Marine Insurance Co. Ltd.	961,338	665,034
	Taiwan FU Hsing Industrial Co. Ltd.	620,000	876,304
	Taiwan Glass Industry Corp.	293,000	194,072
	Taiwan Hon Chuan Enterprise Co. Ltd.	885,468	2,883,850
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	590,120	859,533
* ††	Taiwan Kolin Co. Ltd.	1,356,000	0
††	Taiwan Land Development Corp.	2,845,991	46,519
#	Taiwan Line Tek Electronic	144,185	157,120
	Taiwan Mask Corp.	436,000	1,141,647
	Taiwan Navigation Co. Ltd.	730,777	751,715
	Taiwan Paiho Ltd.	930,287	1,692,678
	Taiwan PCB Techvest Co. Ltd.	979,238	1,307,096
#	Taiwan Sakura Corp.	715,803	1,500,419
	Taiwan Sanyo Electric Co. Ltd.	417,400	502,928
	Taiwan Secom Co. Ltd.	345,000	1,219,007
	Taiwan Semiconductor Co. Ltd.	816,000	2,449,532
	Taiwan Shin Kong Security Co. Ltd.	1,307,577	1,751,048
	Taiwan Steel Union Co. Ltd.	18,000	52,772
	Taiwan Styrene Monomer	1,843,209	1,009,224
	Taiwan Surface Mounting Technology Corp.	882,388	2,839,570
#	Taiwan Taxi Co. Ltd.	81,888	321,156

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
# *	Taiwan TEA Corp.	1,930,897	$1,440,989
#	Taiwan Union Technology Corp.	893,000	1,934,357
	Taiwan-Asia Semiconductor Corp.	1,097,804	1,258,638
	Taiyen Biotech Co. Ltd.	383,883	418,000
#	TCI Co. Ltd.	275,746	1,863,472
	Te Chang Construction Co. Ltd.	258,206	305,365
	Team Group, Inc.	151,400	335,666
#	Tehmag Foods Corp.	116,380	1,037,022
	Ten Ren Tea Co. Ltd.	140,980	156,930
	Tera Autotech Corp.	91,885	113,504
	Test Research, Inc.	562,820	1,180,008
#	Test Rite International Co. Ltd.	1,117,495	752,860
*	Tex-Ray Industrial Co. Ltd.	311,000	116,432
	Thermaltake Technology Co. Ltd.	35,000	46,589
#	Thinking Electronic Industrial Co. Ltd.	257,204	1,235,895
	Thye Ming Industrial Co. Ltd.	391,135	571,484
	Ting Sin Co. Ltd.	158,324	54,173
	Tofu Restaurant Co. Ltd.	6,000	48,622
	Ton Yi Industrial Corp.	2,548,644	1,726,049
	Tong Hsing Electronic Industries Ltd.	446,678	2,477,790
	Tong Yang Industry Co. Ltd.	1,236,741	1,922,720
	Tong-Tai Machine & Tool Co. Ltd.	769,892	432,605
	Top Union Electronics Corp.	126,960	173,313
	Topco Scientific Co. Ltd.	563,087	3,425,099
#	Topco Technologies Corp.	182,720	442,183
	Topkey Corp.	235,000	1,541,381
#	Topoint Technology Co. Ltd.	428,898	404,995
	Toung Loong Textile Manufacturing	353,940	324,281
#	TPK Holding Co. Ltd.	1,347,000	1,642,062
#	Trade-Van Information Services Co.	255,000	513,838
	Transart Graphics Co. Ltd.	18,000	33,880
	Transcend Information, Inc.	731,000	1,690,959
	Transcom, Inc.	53,000	341,902
	Tripod Technology Corp.	387,000	1,450,726
*	TrueLight Corp.	37,000	28,029
#	Tsang Yow Industrial Co. Ltd.	239,000	184,106
	Tsann Kuen Enterprise Co. Ltd.	206,059	279,646
	TSC Auto ID Technology Co. Ltd.	98,470	752,016
	TSRC Corp.	1,921,200	1,738,946
	Ttet Union Corp.	153,000	746,981
	TTFB Co. Ltd.	47,340	357,818
#	TTY Biopharm Co. Ltd.	815,979	2,042,644
#	Tung Ho Steel Enterprise Corp.	1,665,630	3,132,447
#	Tung Thih Electronic Co. Ltd.	232,000	1,070,209
	Turvo International Co. Ltd.	131,922	496,712
	TXC Corp.	1,004,053	2,791,105
#	TYC Brother Industrial Co. Ltd.	848,980	818,365
*	Tycoons Group Enterprise	1,695,767	538,598
	Tyntek Corp.	1,029,039	609,683
	UDE Corp.	251,000	311,259
	Ultra Chip, Inc.	166,000	566,396
	U-Ming Marine Transport Corp.	1,101,000	1,955,964
	Unictron Technologies Corp.	23,000	63,148
#	Union Bank Of Taiwan	7,590,772	3,982,111
	Unitech Computer Co. Ltd.	341,804	382,526
*	Unitech Printed Circuit Board Corp.	2,033,648	1,192,685
	United Integrated Services Co. Ltd.	576,951	4,077,261
*	United Orthopedic Corp.	291,935	597,842
	United Radiant Technology	366,000	276,405

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	United Recommend International Co. Ltd.	56,350	$173,893
*	United Renewable Energy Co. Ltd.	2,217,437	1,501,560
* ††	Unity Opto Technology Co. Ltd.	2,760,500	0
	Univacco Technology, Inc.	32,000	28,914
	Universal Cement Corp.	1,620,433	1,493,868
*	Universal Microelectronics Co. Ltd.	69,000	87,189
	Universal Vision Biotechnology Co. Ltd.	124,200	1,626,079
	Unizyx Holding Corp.	979,225	1,318,816
	UPC Technology Corp.	2,788,124	1,359,555
	Userjoy Technology Co. Ltd.	190,587	502,832
	USI Corp.	2,776,156	2,309,192
*	Usun Technology Co. Ltd.	209,200	224,933
#	Utechzone Co. Ltd.	189,000	547,365
	UVAT Technology Co. Ltd.	55,000	100,359
	Value Valves Co. Ltd.	7,000	21,971
	Ve Wong Corp.	556,696	691,929
#	Ventec International Group Co. Ltd.	223,000	599,976
	VIA Labs, Inc.	50,000	333,285
*	Victory New Materials Ltd. Co.	327,832	120,684
#	Viking Tech Corp.	140,000	340,775
	Visual Photonics Epitaxy Co. Ltd.	522,772	1,648,744
#	Vivotek, Inc.	127,704	849,091
	Wafer Works Corp.	1,610,251	2,274,590
#	Waffer Technology Corp.	319,512	1,001,090
	Wah Hong Industrial Corp.	144,021	143,248
	Wah Lee Industrial Corp.	598,300	1,701,611
	Walsin Technology Corp.	741,000	2,309,919
#	Walton Advanced Engineering, Inc.	1,075,197	473,952
	WAN HWA Enterprise Co.	401,238	163,955
	We & Win Development Co. Ltd.	161,000	36,412
	We&Win Diversification Co. Ltd.	95,000	50,154
#	WEI Chih Steel Industrial Co. Ltd.	26,000	22,333
	Wei Chuan Foods Corp.	1,258,000	821,791
	Weikeng Industrial Co Ltd.	1,320,459	1,287,500
	Well Shin Technology Co. Ltd.	319,000	577,876
#	WELLELL, Inc.	220,500	228,537
	Weltrend Semiconductor	39,000	60,969
# *	Wha Yu Industrial Co. Ltd.	328,000	219,320
	Wholetech System Hitech Ltd.	207,000	351,999
	Winmate, Inc.	130,000	465,711
#	Winstek Semiconductor Co. Ltd.	234,000	436,906
* ††	Wintek Corp.	5,447,000	0
#	WinWay Technology Co. Ltd.	50,000	1,165,421
#	Wisdom Marine Lines Co. Ltd.	1,396,241	2,922,585
	Wistron Information Technology & Services Corp.	44,000	176,094
	Wistron NeWeb Corp.	960,155	2,896,155
*	Wowprime Corp.	225,000	2,327,437
	WT Microelectronics Co. Ltd.	1,071,450	2,320,156
	WUS Printed Circuit Co. Ltd.	599,737	558,400
	XAC Automation Corp.	302,000	255,388
	XinTec, Inc.	459,000	1,469,996
	X-Legend Entertainment Co. Ltd.	48,000	70,454
	Xxentria Technology Materials Corp.	487,207	1,058,684
	Yankey Engineering Co. Ltd.	51,000	473,759
	YC INOX Co. Ltd.	1,267,609	1,207,216
	YCC Parts Manufacturing Co. Ltd.	79,000	112,847
#	Yea Shin International Development Co. Ltd.	675,103	604,088
#	Yem Chio Co. Ltd.	1,684,518	941,379
	Yen Sun Technology Corp.	15,000	16,998

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Yeong Guan Energy Technology Group Co. Ltd.	279,987	$720,020
	YFC-Boneagle Electric Co. Ltd.	374,687	346,371
	YFY, Inc.	1,527,212	1,533,863
	Yi Jinn Industrial Co. Ltd.	669,284	406,728
	Yi Shin Textile Industrial Co. Ltd.	28,000	31,287
#	Yieh Phui Enterprise Co. Ltd.	3,414,651	1,694,203
#	Yonyu Plastics Co. Ltd.	279,600	300,514
	Young Fast Optoelectronics Co. Ltd.	335,872	333,960
#	Youngtek Electronics Corp.	408,666	862,142
	Yuanta Futures Co. Ltd.	342,827	573,342
	Yuen Chang Stainless Steel Co. Ltd.	60,000	38,585
	Yuen Foong Yu Consumer Products Co. Ltd.	140,000	175,521
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	250,869	606,601
	Yungshin Construction & Development Co. Ltd.	377,000	789,134
	YungShin Global Holding Corp.	758,015	1,140,060
	Yusin Holding Corp.	25,721	93,081
	Zeng Hsing Industrial Co. Ltd.	225,726	819,700
#	Zenitron Corp.	654,000	687,218
	Zero One Technology Co. Ltd.	522,226	992,576
*	Zhong Yang Technology Co. Ltd.	7,819	10,268
#	Zig Sheng Industrial Co. Ltd.	1,265,732	427,377
# *	Zinwell Corp.	1,080,586	680,428
	Zippy Technology Corp.	409,948	596,156
	ZongTai Real Estate Development Co. Ltd.	594,686	958,357

TOTAL TAIWAN			728,111,990

THAILAND — (2.2%)
	AAPICo Hitech PCL, NVDR	44,370	41,580
	AAPICo Hitech PCL	802,032	751,593
	Absolute Clean Energy PCL	5,527,500	323,743
	Advanced Information Technology PCL, Class F	4,783,300	721,400
*	After You PCL	945,700	293,562
	AJ Plast PCL	662,588	201,799
	Allianz Ayudhya Capital PCL	195,200	220,081
*	Alpha Divisions PCL, Class F	426,400	13,736
	AluCon PCL	2,200	11,758
	Amanah Leasing PCL	1,775,700	183,043
	Amata Corp. PCL	2,937,310	2,004,226
*	Ananda Development PCL	5,952,500	203,951
	AP Thailand PCL	5,423,716	2,001,283
*	Aqua Corp. PCL	1,423,200	22,089
	Asia Plus Group Holdings PCL	8,200,500	653,206
	Asia Sermkij Leasing PCL, NVDR	1,307,600	1,062,622
	Asian Insulators PCL	1,590,850	260,891
	Asian Sea Corp. PCL, Class F	832,100	255,862
	Asiasoft Corp.PCL	673,200	289,803
*	Bangkok Airways PCL	2,724,600	1,061,196
	Bangkok Insurance PCL	198,381	1,661,526
	Bangkok Land PCL	49,104,170	1,337,342
*	Bangkok Ranch PCL	1,634,700	138,828
	BCPG PCL	2,919,000	833,450
	BEC World PCL	2,293,448	523,871
*	Better World Green PCL	12,323,400	285,101
	BG Container Glass PCL	596,800	172,150
	Bluebik Group PCL	9,100	25,250
*	Bound & Beyond PCL	74,300	32,638
	Business Online PCL	436,400	127,799
	Cal-Comp Electronics Thailand PCL, Class F	13,538,452	808,798
	CH Karnchang PCL	3,441,500	2,126,529

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Charoong Thai Wire & Cable PCL, Class F	726,000	$115,871
	Chayo Group PCL	59,355	12,602
	Chularat Hospital PCL, Class F	2,878,600	295,046
	CIMB Thai Bank PCL	7,467,800	170,580
	CK Power PCL	3,695,200	413,373
	Communication & System Solution PCL	1,235,900	50,308
*	Country Group Development PCL	14,802,500	164,725
*	Country Group Holdings PCL, Class F	1,480,600	34,254
*	Demco PCL	607,800	88,996
	Dhipaya Group Holdings PCL	2,171,100	2,463,727
	Diamond Building Products PCL	166,700	37,834
	Do Day Dream PCL	340,400	132,581
	Don Muang Tollway PCL	31,200	11,421
	Dynasty Ceramic PCL	14,836,380	981,923
	Eastern Polymer Group PCL, Class F	3,322,300	724,830
*	Eastern Power Group PCL	461,008	42,392
	Eastern Water Resources Development & Management PCL, Class F	2,421,400	351,714
	Ekachai Medical Care PCL	964,704	230,246
	Exotic Food PCL, Class F	382,700	143,453
	Forth Corp.PCL	397,300	322,866
	Forth Smart Service PCL	844,800	227,606
	Fortune Parts Industry PCL, Class F	230,000	16,435
	GFPT PCL	1,709,700	535,729
	Global Green Chemicals PCL, Class F	1,314,600	496,620
*	Green Tech Ventures PCL, Class F	13,259,934	104,845
* ††	Group Lease PCL, NVDR	1,644,700	5,871
	Haad Thip PCL	285,700	278,191
	Hwa Fong Rubber Thailand PCL	407,600	62,666
*	I&I Group PCL	20,530	18,638
	ICC International PCL	204,600	208,210
	Ichitan Group PCL	1,493,100	555,308
	Index Livingmall PCL	395,300	239,628
	Infraset PCL	164,200	11,348
	Interlink Communication PCL	794,300	158,174
*	Interlink TeleCom PCL	3,053,400	268,254
*	IT City PCL	152,900	15,134
*	Italian-Thai Development PCL	16,433,427	673,748
* ††	ITV PLC	2,785,600	0
	JAS Asset PCL, Class F	208,000	18,274
*	Jasmine International PCL	11,956,600	651,271
	Jaymart Group Holdings PCL	722,200	418,759
	Jubilee Enterprise PCL	341,300	246,873
	Kang Yong Electric PCL	6,000	52,010
	Karmarts PCL	1,756,900	421,893
	KGI Securities Thailand PCL	403,100	53,357
	Khon Kaen Sugar Industry PCL	6,254,237	633,711
	Ladprao General Hospital PCL, Class F	60,100	9,856
	Lalin Property PCL	495,500	126,242
	Lam Soon Thailand PCL	1,074,700	151,696
	Lanna Resources PCL	609,350	258,747
	Lee Feed Mill PCL	67,000	4,434
	LH Financial Group PCL	27,752,539	869,616
*	Loxley PCL	6,581,976	383,575
	LPN Development PCL	4,393,202	589,234
	Major Cineplex Group PCL	696,600	330,476
*	Master Ad PCL	3,883,000	56,856
	MBK PCL	3,689,454	1,555,843
	MC Group PCL	783,000	233,885
*	MCOT PCL	658,800	82,187

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	MCS Steel PCL	1,579,400	$402,395
*	MDX PCL	108,900	12,119
	Mega Lifesciences PCL	508,500	610,543
*	Millcon Steel PCL	5,433,354	84,331
	Modernform Group PCL	2,003,800	178,389
*	Mono Next PCL	1,413,700	51,750
	Muang Thai Insurance PCL	61,288	206,402
	Namyong Terminal PCL	1,737,000	200,418
*	Nawarat Patanakarn PCL	2,977,100	57,541
	Netbay PCL	393,700	255,953
	Noble Development PCL	2,319,300	332,808
	Nonthavej Hospital PCL	3,300	3,841
	Northeast Rubber PCL	3,670,000	530,926
	NR Instant Produce PCL	71,400	11,500
*	Nusasiri PCL	4,052,100	115,105
	Origin Property PCL, Class F	2,597,250	897,505
*	Pacific Pipe PCL	192,400	16,565
	PCS Machine Group Holding PCL	1,196,800	175,240
	Plan B Media PCL, Class F	5,881,856	1,403,825
*	Platinum Group PCL, Class F	3,236,300	329,814
	Polyplex Thailand PCL	993,050	474,023
*	Power Solution Technologies PCL, Class F	5,710,720	232,459
	Praram 9 Hospital PCL	377,100	215,344
	Precious Shipping PCL	2,496,200	906,446
	Premier Marketing PCL	1,413,900	347,808
	Prima Marine PCL	3,997,000	719,864
*	Principal Capital PCL	1,537,400	215,207
	Property Perfect PCL	30,025,746	342,925
	Pruksa Holding PCL	2,868,300	1,041,567
	PTG Energy PCL	2,976,400	1,185,417
	Pylon PCL	1,089,900	125,116
	Quality Houses PCL	27,896,326	1,927,969
	R&B Food Supply PCL	703,800	216,411
	Rabbit Holdings PCL, Class F	61,335,531	1,329,183
*	Raimon Land PCL	9,678,200	184,225
	Rajthanee Hospital PCL	505,200	421,647
	Ratchaphruek Hospital PCL, Class F	146,400	25,081
	Ratchthani Leasing PCL	7,260,155	773,906
	Regional Container Lines PCL	1,040,500	737,392
	Rojana Industrial Park PCL	3,049,854	558,213
*	RPCG Pcl	1,542,900	35,243
	RS PCL	2,093,080	894,911
	S 11 Group PCL	1,380,900	204,218
*	S Hotels & Resorts PCL	4,313,700	439,613
	S Kijchai Enterprise PCL, Class F	168,900	23,643
	Sabina PCL	845,800	693,532
	Saha Pathana Inter-Holding PCL	692,300	1,338,072
	Sahakol Equipment PCL	2,553,800	121,155
	Sahamitr Pressure Container PCL	728,400	236,774
	Saha-Union PCL	753,300	634,230
*	Samart Corp. PCL	2,062,200	240,356
	Samart Telcoms PCL	721,200	86,593
	Sansiri PCL	38,320,310	2,132,179
	Sappe PCL	444,800	810,859
	SC Asset Corp. PCL	5,380,715	683,866
	SCG Ceramics PCL	2,696,100	162,646
	SCGJWD Logistics PCL	1,260,700	664,546
*	SEAFCO PCL	2,160,702	225,261
	Sena Development PCL	2,107,633	213,556

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	SENA J Property PCL	835,300	$22,749
	Sermsang Power Corp. Co. Ltd.	1,717,188	460,129
*	Seven Utilities & Power PLC	430,300	7,435
*	Siam Wellness Group PCL, Class F	110,300	35,854
	Siamgas & Petrochemicals PCL	2,078,300	532,546
	Siamrajathanee PCL	123,680	33,141
	Sikarin PCL, Class F	65,000	17,227
*	Simat Technologies PCL	1,166,200	73,085
	Singha Estate PCL	11,739,354	556,930
	Sino-Thai Engineering & Construction PCL	3,490,213	1,185,635
	SiS Distribution Thailand PCL	36,100	21,989
	SISB PCL	289,400	275,437
* ††	SMI Holdings Group Ltd.	6,033,814	0
	SNC Former PCL	651,700	257,646
	Somboon Advance Technology PCL	884,037	510,009
	SPCG PCL	1,937,400	720,550
	Sri Trang Agro-Industry PCL	2,624,200	1,513,925
	Sri Trang Gloves Thailand PCL	1,727,700	460,416
	Srinanaporn Marketing PCL	246,700	169,777
	Sriracha Construction PCL	59,800	13,660
	Srisawad Capital 1969 PCL, Class F	239,700	198,302
	Srithai Superware PCL	4,401,700	181,753
	Srivichai Vejvivat PCL	997,700	249,808
	Starflex PCL	849,700	82,612
*	STARK Corp. PCL	5,331,900	371,621
	Stars Microelectronics Thailand PCL	1,023,800	122,925
*	STP & I PCL	4,616,764	543,507
	Super Energy Corp. PCL	50,114,591	880,555
	Susco PCL	1,816,400	179,792
	SVI PCL	1,049,400	291,948
	Synnex Thailand PCL	681,540	257,467
	Syntec Construction PCL	4,670,200	225,663
	TAC Consumer PCL, Class F	1,360,600	223,131
	Taokaenoi Food & Marketing PCL, Class F	1,930,780	523,017
	Tata Steel Thailand PCL	1,198,700	36,859
	Thai Nakarin Hospital PCL	348,500	372,509
*	Thai Reinsurance PCL	8,213,800	242,944
	Thai Rubber Latex Group PCL	1,217,800	66,690
	Thai Solar Energy PCL, Class F	3,485,274	212,296
	Thai Stanley Electric PCL, Class F	141,000	749,440
	Thai Vegetable Oil PCL	1,901,982	1,462,099
	Thai Wacoal PCL	78,000	91,368
	Thai Wah PCL, Class F	1,671,200	223,169
	Thaicom PCL	1,812,700	637,013
	Thaifoods Group PCL, Class F	3,785,600	570,930
	Thaire Life Assurance PCL, Class F	2,249,500	305,665
	Thaivivat Insurance PCL	151,400	43,229
	Thitikorn PCL	694,300	146,393
	Thoresen Thai Agencies PCL	3,678,754	775,665
	Tipco Asphalt PCL	2,277,200	1,340,412
	TIPCO Foods PCL	1,106,482	288,387
	TKS Technologies PCL	834,515	238,276
	TMT Steel PCL	964,000	214,552
*	Tong Hua Holding PCL	216,000	9,298
	TPC Power Holding PCL, Class F	841,800	166,400
	TPI Polene PCL	22,840,400	1,003,312
	TPI Polene Power PCL	9,262,400	900,539
	TQM Alpha PCL	824,323	615,572
	Triple i Logistics PCL	346,753	125,917

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Triton Holding PCL	8,152,600	$33,425
*	TTCL PCL	824,440	97,057
	TTW PCL	2,935,800	743,676
	Union Auction PCL	788,500	210,128
*	Unique Engineering & Construction PCL	2,628,670	281,746
	United Paper PCL	1,084,800	381,217
	Univanich Palm Oil PCL	2,156,800	467,394
	Univentures PCL	822,400	62,618
	Vanachai Group PCL	1,592,659	222,942
	Vinythai PCL	12,200	3,274
	WHA Utilities & Power PCL	4,704,800	512,537
	WICE Logistics PCL	1,071,600	263,605
	Workpoint Entertainment PCL	779,240	367,399
*	Xspring Capital PCL	4,754,600	146,199
	YGGDRAZIL Group PCL	273,500	56,867
*	Ziga Innovation PCL	797,100	49,020

TOTAL THAILAND			90,101,353

TURKEY — (1.3%)
	Adese Alisveris Merkezleri Ticaret AS	872,218	56,532
	Afyon Cimento Sanayi TAS	570,356	225,343
	Agesa Hayat ve Emeklilik AS	119,451	181,261
	Akcansa Cimento AS	88,933	295,801
	Aksa Akrilik Kimya Sanayii AS	411,222	1,387,831
*	Aksigorta AS	1,034,244	151,062
	Alarko Carrier Sanayii VE Ticaret AS	898	20,042
*	Albaraka Turk Katilim Bankasi AS	3,650,381	488,566
	Alkim Alkali Kimya AS	167,845	237,813
*	Anadolu Anonim Turk Sigorta Sirketi	656,269	606,748
	Anadolu Hayat Emeklilik AS	193,776	149,296
	ARD Grup Bilisim Teknolojileri AS	44,447	16,307
*	Aydem Yenilenebilir Enerji AS, Class A	1,143,704	770,604
	Ayen Enerji AS	36,027	43,398
	Aygaz AS	201,864	675,310
*	Bagfas Bandirma Gubre Fabrikalari AS	135,351	167,821
*	Banvit Bandirma Vitaminli Yem Sanayii AS	5,411	20,198
*	Baticim Bati Anadolu Cimento Sanayii AS	125,204	210,900
#	Bera Holding AS	1,894,026	989,711
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	156,505	95,012
*	Biotrend Cevre VE Enerji Yatirimlari AS	312,767	238,031
*	Bizim Toptan Satis Magazalari AS	75,491	94,246
	Bogazici Beton Sanayi Ve Ticaret AS	136,016	126,562
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	90,214	553,404
	Borusan Yatirim ve Pazarlama AS	11,550	507,057
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	34,460	76,859
*	Bursa Cimento Fabrikasi AS	1,486,443	405,312
	Celebi Hava Servisi AS	3,152	73,236
*	Cemas Dokum Sanayi AS	742,431	61,491
	Cemtas Celik Makina Sanayi Ve Ticaret AS	90,042	181,753
	Cimsa Cimento Sanayi VE Ticaret AS	166,702	727,191
	Deva Holding AS	73,348	147,178
	Dogan Sirketler Grubu Holding AS	3,314,069	1,460,520
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	491,010	157,148
	Eczacibasi Yatirim Holding Ortakligi AS	32,206	218,967
	EGE Endustri VE Ticaret AS	3,087	721,147
	EGE Gubre Sanayii AS	22,299	79,116
	EGE Seramik Sanayi ve Ticaret AS	15,257	22,022
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	488,985	744,764
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	41,114	249,589

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Escar Turizm Tasimacilik Ticaret AS	2,422	$10,143
	Esenboga Elektrik Uretim AS	21,525	59,087
	Europap Tezol Kagit Sanayi VE Ticaret AS	49,038	49,173
# *	Fenerbahce Futbol AS	90,646	240,884
	Galata Wind Enerji AS	113,261	91,253
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	85,462	196,066
*	Global Yatirim Holding AS	1,317,033	511,029
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	9,887	59,315
*	Goodyear Lastikleri TAS	243,750	175,433
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	647,008	422,877
	GSD Holding AS	1,243,611	170,236
	Hitit Bilgisayar Hizmetleri AS	6,525	9,722
*	Ihlas Haber Ajansi AS	4,831	42,606
*	Ihlas Holding AS	830,357	32,454
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	398,289	364,374
# *	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	280,064	359,485
*	Is Finansal Kiralama AS	878,921	251,661
	Is Yatirim Menkul Degerler AS, Class A	394,002	890,138
*	Ittifak Holding AS	180,102	29,550
*	Izmir Demir Celik Sanayi AS	1,712,192	417,250
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	755,481	567,461
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	258,839	183,269
*	Karel Elektronik Sanayi ve Ticaret AS	202,529	167,410
*	Karsan Otomotiv Sanayii Ve Ticaret AS	833,293	364,455
	Kartonsan Karton Sanayi ve Ticaret AS	32,600	109,894
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	1,422,185	81,949
*	Kerevitas Gida Sanayi ve Ticaret AS	480,207	225,898
	Kervan Gida Sanayi Ve Ticaret AS	165,075	128,131
*	Konya Cimento Sanayii AS	1,744	255,337
	Konya Kagit Sanayi VE Ticaret AS	9,409	15,305
#	Kordsa Teknik Tekstil AS	175,250	580,418
*	Koza Anadolu Metal Madencilik Isletmeleri AS	668,239	1,218,086
*	Kristal Kola ve Mesrubat Sanayi Ticaret AS	159,306	66,989
	Logo Yazilim Sanayi Ve Ticaret AS	211,326	647,062
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	248,822	1,342,104
*	Menderes Tekstil Sanayi ve Ticaret AS	60,026	21,493
*	Migros Ticaret AS	300,655	2,697,537
* Ω	MLP Saglik Hizmetleri AS	311,376	1,057,851
*	Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii AS	16,126	11,892
*	NET Holding AS	569,393	299,923
*	Netas Telekomunikasyon AS	110,964	176,987
	Nuh Cimento Sanayi AS	230,473	1,529,871
# *	ODAS Elektrik Uretim ve Sanayi Ticaret AS	2,728,715	836,856
	Otokar Otomotiv Ve Savunma Sanayi AS	23,109	998,617
*	Oyak Cimento Fabrikalari AS	537,603	835,022
	Oyak Yatirim Menkul Degerler AS	21,949	41,805
*	Pamukova Yenilenebilir Elektrik Uretim AS	10,543	112,381
*	Parsan Makina Parcalari Sanayii AS	60,935	176,230
*	Peker Gayrimenkul Yatirim Ortakligi AS	878,951	254,073
	Penta Teknoloji Urunleri Dagitim Ticaret AS	12,641	9,686
	Pinar SUT Mamulleri Sanayii AS	6,855	17,359
	Polisan Holding AS	443,358	231,476
*	Reysas Tasimacilik ve Lojistik Ticaret AS	704,352	1,028,963
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,296,283	1,938,298
*	Sasa Polyester Sanayi AS	1,429,621	7,332,093
#	Sekerbank Turk AS	3,368,091	383,601
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	376,098	587,893
*	Sok Marketler Ticaret AS	827,810	1,415,234
	Tat Gida Sanayi AS	237,110	241,093

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
#	Tekfen Holding AS	574,499	$851,533
*	Teknosa Ic Ve Dis Ticaret AS	425,506	358,839
*	Tukas Gida Sanayi ve Ticaret AS	396,967	270,579
*	Tumosan Motor ve Traktor Sanayi AS	44,303	102,940
# *	Turcas Petrol AS	410,905	269,555
	Turk Prysmian Kablo ve Sistemleri AS	40,924	50,641
	Turk Traktor ve Ziraat Makineleri AS	12,796	367,277
	Turkiye Sigorta AS	228,371	110,926
*	Turkiye Sinai Kalkinma Bankasi AS	3,818,978	773,732
*	Ulker Biskuvi Sanayi AS	381,623	589,035
	Vestel Beyaz Esya Sanayi ve Ticaret AS	909,845	495,389
*	Vestel Elektronik Sanayi ve Ticaret AS	304,127	646,858
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	341,276	542,116
	Ziraat Gayrimenkul Yatirim Ortakligi AS	1,119,525	227,500
*	Zorlu Enerji Elektrik Uretim AS	2,360,245	538,211

TOTAL TURKEY			52,403,018

UNITED ARAB EMIRATES — (1.1%)
	Abu Dhabi Islamic Bank PJSC	3,212,096	9,951,306
	Abu Dhabi National Hotels	18,337	22,251
	Abu Dhabi National Insurance Co PSC	107,433	163,314
	Abu Dhabi Ship Building Co PJSC	238,479	265,604
	Agthia Group PJSC	796,531	1,002,880
	Air Arabia PJSC	6,762,401	4,040,100
*	Ajman Bank PJSC	2,954,256	1,320,811
*	AL Seer Marine Supplies & Equipment Co. LLC	168,717	352,830
	AL Yah Satellite Communications Co-PJSC-Yah Sat	641,197	449,083
	Aldar Properties PJSC	952,004	1,404,193
	Amanat Holdings PJSC	2,935,423	720,208
*	Amlak Finance PJSC	1,835,160	424,121
*	Apex Investment Co. PSC	2,794,387	1,494,944
* ††	Arabtec Holding PJSC	2,783,626	0
	Aramex PJSC	2,357,072	2,098,813
*	Arkan Building Materials Co.	4,820,397	2,029,313
	Dana Gas PJSC	9,912,098	2,416,152
*	Deyaar Development PJSC	4,117,636	596,636
	Dubai Financial Market PJSC	4,790,465	1,965,085
	Dubai Investments PJSC	5,040,102	3,370,180
	Emaar Development PJSC	2,805,393	4,231,776
	Emirates Integrated TeleCommunications Co PJSC	475,358	654,439
*	Eshraq Investments PJSC	5,787,994	800,670
	Fertiglobe PLC	2,334,916	2,445,386
*	Ghitha Holding PJSC	986	11,414
*	Gulf Navigation Holding PJSC	2,073,309	672,232
*	Gulf Pharmaceutical Industries PSC	67,736	17,940
	Islamic Arab Insurance Co	1,099,997	193,324
*	Manazel PJSC	3,884,347	403,126
*	Palms Sports PrJSC	50,999	137,558
*	RAK Properties PJSC	3,056,361	516,841
	Ras Al Khaimah Ceramics	794,984	567,120
*	SHUAA Capital PSC	2,640,311	251,094
*	Union Properties PJSC	5,648,835	398,401

TOTAL UNITED ARAB EMIRATES			45,389,145

UNITED STATES — (0.0%)
* ††	Rexlot Holdings	98,652,252	0

TOTAL COMMON STOCKS			3,939,873,241

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
	PREFERRED STOCKS — (0.7%)
	BRAZIL — (0.7%)
*	Alpargatas SA	301,776	$448,326
	Banco ABC Brasil SA	321,270	1,076,955
Ω	Banco BMG SA	228,449	95,267
	Banco do Estado do Rio Grande do Sul SA Class B	717,561	1,530,705
	Banco Pan SA	820,952	882,213
	Centrais Eletricas de Santa Catarina SA	59,700	598,939
	Cia de Ferro Ligas da Bahia FERBASA	172,103	1,776,997
	Cia de Saneamento do Parana	4,294,927	3,289,350
	Cia Energetica do Ceara Class A	95,539	957,727
	Cia Paranaense de Energia	2,481,095	3,989,410
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista	549,278	2,538,365
	Eucatex SA Industria e Comercio	206,578	358,254
	Grazziotin SA	12,400	71,151
	Marcopolo SA	1,801,511	1,296,649
	Randon SA Implementos e ParticipaCoes	606,987	1,005,195
	Schulz SA	355,700	312,355
	Taurus Armas SA	172,874	592,675
	Track & Field Co SA	144,600	298,025
	Unipar Carbocloro SA Class B	265,449	3,472,580
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	1,414,621	2,042,037

	TOTAL BRAZIL		26,633,175

	CHILE — (0.0%)
	Coca-Cola Embonor SA Class B	598,934	840,733
	Embotelladora Andina SA Class B	112,369	281,490

	TOTAL CHILE		1,122,223

	COLOMBIA— (0.0%)
	Grupo Aval Acciones y Valores SA	472,331	59,117

	INDIA — (0.0%)
	Sundaram-Clayton Ltd.	12,682,280	526,903

	PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	554,839	387,092

	TOTAL PREFERRED STOCKS		28,728,510

	RIGHTS/WARRANTS — (0.0%)
	BRAZIL — (0.0%)
*	3R Petroleum Oleo E Gas SA Rights 05/22/23	79,463	122,354
*	Localiza Rent a Car SA Rights 05/11/23	26	90
*	Meliuz SA Rights 05/25/23	10,193	1,185

	TOTAL BRAZIL		123,629

	HONG KONG — (0.0%)
*	Xinyi Energy Holdings Ltd.Rights 05/23/23	585,592	0

	KUWAIT — (0.0%)
*	Arabi Group Holding KSC Rights 05/01/23	72,750	23,740

	TAIWAN — (0.0%)
*	Taiwan Cogeneration Corp.Rights 04/19/23	178,398	105,556

	THAILAND — (0.0%)
*	Bangkok Ranch PCL Warrants 09/01/26	36,600	289

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»
THAILAND — (Continued)
* Better World Green PCL Warrants 03/13/24	2,335,734	$0

TOTAL THAILAND		289

TOTAL RIGHTS/WARRANTS		253,214

MUTUAL FUNDS — (0.0%)
UNITED STATES — (0.0%)
BRPR Corporate Offices Fundo de Investimento Imobiliario	16,276	191,780

TOTAL INVESTMENT SECURITIES
(Cost $3,636,646,675)		3,969,046,745

		Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@ § The DFA Short Term Investment Fund	3,653,595	42,261,132

TOTAL INVESTMENTS — (100.0%)
(Cost $ 3,678,907,115)		$4,011,307,877

ADR American Depositary Receipt

GDR Global Depositary Receipt

SA Special Assessment

»	Securities that have been fair value factored See Note B to Financial Statements.
*	Non-Income Producing Securities.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors This security has been deemed liquid based upon the Fund’s Liquidity Guidelines The liquidity determination is unaudited

#	Total or Partial Securities on Loan
††	Security valued using significant unobservable inputs (Level 3)
†	See Note B to Financial Statements
@	Security purchased with cash Collateral received from Securities on Loan
§	Affiliated Fund

As of April 30, 2023, The Emerging Markets Small Cap Series had entered into the following outstanding futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	573	06/16/23	$27,777,580	$28,197,330	$419,750

Total Futures Contracts			$27,777,580	$28,197,330	$419,750

Summary of the Series’ investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$167,299,404	$4,867,804	—	$172,167,208
Chile	1,816,610	27,918,432	—	29,735,042
China	39,337,413	947,540,805	$6,305,108	993,183,326
Colombia	2,868,141	553,044	—	3,421,185
Greece	119,795	15,725,977	—	15,845,772
Hong Kong	5,687	157,203	—	162,890
Hungary	—	1,542,255	—	1,542,255
India	630,314	660,956,241	8,551	661,595,106

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Indonesia	$2,700,738	$74,307,822	$347,638	$77,356,198
Kuwait	4,007,921	293,362	—	4,301,283
Malaysia	—	63,002,024	—	63,002,024
MexiCo	119,107,675	5,522,951	—	124,630,626
Philippines	—	43,418,501	503,538	43,922,039
Poland	—	46,283,629	—	46,283,629
Qatar	—	28,125,020	—	28,125,020
Saudi Arabia	617,681	164,795,256	—	165,412,937
South Africa	8,351,832	119,215,368	—	127,567,200
South Korea	685,547	462,650,817	2,277,631	465,613,995
Taiwan	—	727,996,870	115,120	728,111,990
Thailand	85,702,455	4,393,027	5,871	90,101,353
Turkey	—	52,403,018	—	52,403,018
United Arab Emirates	—	45,389,145	—	45,389,145
Preferred Stocks
Brazil	26,537,908	95,267	—	26,633,175
Chile	—	1,122,223	—	1,122,223
Colombia	59,117	—	—	59,117
India	—	526,903	—	526,903
Philippines	—	387,092	—	387,092
Rights/Warrants
Brazil	—	123,629	—	123,629
Kuwait	—	23,740	—	23,740
Taiwan	—	105,556	—	105,556
Thailand	—	289	—	289
Mutual Funds	191,780	—	—	191,780
Securities Lending Collateral	—	42,261,132	—	42,261,132
Futures Contracts**	419,750	—	—	419,750

TOTAL	$460,459,768	$3,541,704,402	$9,563,457^	$4,011,727,627

**	Valued at the unrealized appreciation/(depreciation) on the investment

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
CoMMON STOCKS — (98.2%)
BRAZIL — (3.5%)
*	Anima Holding SA	405,400	$187,753
	Atacadao SA	1,115,768	2,404,769
	BanCo BradesCo SA, ADR	1,008,174	2,822,887
	BanCo BradesCo SA	3,736,160	9,303,322
	BanCo do Brasil SA	2,692,252	23,134,432
	BanCo Modal SA	96,400	37,881
	BanCo Santander Brasil SA	1,005,419	5,416,338
	BrasilAgro—Co Brasileira de Propriedades AgriColas	201,591	976,470
*	BRF SA	1,051,941	1,337,124
*	C&A MODAS SA	243,100	135,494
	Camil Alimentos SA	625,691	903,199
*	Centro De Imagem DiagnostiCos SA	26,300	120,485
	Cia Brasileira de Aluminio	24,900	26,359
*	Cia Brasileira de Distribuicao	820,558	2,467,695
#	Cia Siderurgica Nacional SA, Sponsored ADR	748,986	2,134,610
	Cia Siderurgica Nacional SA	1,862,491	5,306,146
	Cielo SA	1,530,763	1,675,682
*	Cogna Educacao SA	3,186,257	1,303,173
	Cyrela Brazil Realty SA Empreendimentos e ParticipaCoes	1,601,704	4,961,371
	DexCo SA	1,125,322	1,328,872
	Direcional Engenharia SA	55,805	175,656
*	Embraer SA	2,588,587	10,078,664
*	Embraer SA, Sponsored ADR	219,257	3,387,521
	Empreendimentos Pague Menos SA	94,109	55,471
	Enauta Participa Coes SA	621,873	1,440,040
	Eternit SA	140,300	263,284
	Even Construtora e Inc.orp.oradora SA	668,356	676,691
	Ez Tec Empreendimentos e ParticipaCoes SA	350,253	1,020,325
*	Gafisa SA	39,777	45,696
	Gafisa SA, ADR	18,331	60,861
	Gerdau SA, Sponsored ADR	4,617,515	23,041,398
	Grupo De Moda Soma SA	624,143	1,051,125
	Guararapes ConfecCoes SA	458,800	389,094
* Ω	Hapvida ParticipaCoes e Investimentos SA	13,879,894	7,680,442
* ††	Hua Han Health Industry Holdings Ltd.	17,852,160	0
*	International Meal Co Alimentacao SA, Class A	714,142	300,673
	Iochpe-Maxion SA	924,290	2,103,270
*	IRB-Brasil Resseguros SA	149,947	946,072
	Jalles Machado SA	60,100	94,708
	JBS SA	3,251,399	11,668,479
	JHSF ParticipaCoes SA	2,062,505	1,604,419
	Lavvi Empreendimentos Imobiliarios Ltd.a	170,000	184,049
Ω	Mitre Realty Empreendimentos E ParticipaCoes Ltd.A	26,200	19,120
*	Moura Dubeux Engenharia SA	27,000	30,152
	Movida ParticipaCoes SA	72,000	124,287
	MRV Engenharia e ParticipaCoes SA	1,774,453	2,561,462
	Multilaser Industrial SA	274,429	109,490
	Natura & Co Holding SA	3,284,285	7,282,608
	Natura & Co Holding SA, ADR	49,497	217,292
	Petroleo Brasileiro SA, Sponsored ADR	10,372,552	98,435,518
	Petroleo Brasileiro SA, Sponsored ADR	4,446,951	47,226,620
	Petroleo Brasileiro SA	10,640,384	56,894,631
	Positivo Tecnologia SA	385,008	578,153
	QualiCorp.Consultoria e Corretora de Seguros SA	95,400	75,933
	Romi SA	282,009	846,966

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Sao Carlos Empreendimentos e ParticipaCoes SA	60,300	$198,147
* Ω	Ser Educacional SA	92,277	59,757
	TIM SA	3,640,146	10,217,339
	Trisul SA	386,405	272,694
	Tupy SA	416,802	1,863,484
	Ultrapar ParticipaCoes SA	858,683	2,485,942
	Usinas Siderurgicas de Minas Gerais SA Usiminas	526,000	743,474
	Vale SA	201,207	2,920,609
	Valid SoluCoes e ServiCos de Seguranca em Meios de Pagamento e Identificacao SA	174,237	367,491
*	Via SA	5,354,817	1,975,393
	Vibra Energia SA	1,993,433	5,275,535
	YDUQS ParticipaCoes SA	218,700	356,038
*	Zamp SA	59,200	49,850

TOTAL BRAZIL			373,439,985

CHILE — (0.6%)
	BanCo de Credito e Inversiones SA	20,348	613,780
	BanCo Itau Chile SA	579,486,299	1,306,491
	BesalCo SA	530,992	265,466
*	Camanchaca SA	1,334,309	91,720
	CAP SA	564,938	3,954,741
*	Cementos BIO BIO SA	665,307	536,531
	CenCosud SA	6,037,580	12,303,275
	Cia Sud Americana de Vapores SA	46,849,671	4,787,401
	Cristalerias de Chile SA	264,624	972,938
	Empresa Nacional de TeleComunicaciones SA	722,780	3,006,622
	Empresas CMPC SA	4,198,444	6,579,166
	Empresas COPEC SA	1,676,651	11,666,459
	Empresas Hites SA	1,783,807	208,820
	Enel Americas SA	23,995,728	3,269,780
	Falabella SA	1,020,942	2,189,223
	Grupo Security SA	4,724,771	995,055
	Inversiones Aguas Metropolitanas SA	2,219,249	1,539,522
	Masisa SA	9,452,384	349,993
	PAZ Corp.SA	1,562,812	856,647
	Ripley Corp. SA	730,261	148,178
	Salfacorp SA	2,712,464	1,101,114
	Sigdo Koppers SA	187,924	265,387
	SMU SA	3,141,382	548,696
	Sociedad Matriz SAAM SA	45,139,787	4,602,609
	Socovesa SA	3,702,080	431,088
	SONDA SA	233,491	119,422
	Vina Concha y Toro SA	802,757	954,856

TOTAL CHILE			63,664,980

CHINA — (28.6%)
	360 Security Technology, Inc., Class A	954,833	2,206,388
# *	361 Degrees International Ltd.	5,011,000	2,830,703
Ω	3SBio, Inc.	4,905,500	4,915,123
	5I5J Holding Group Co. Ltd., Class A	1,102,800	499,526
* ††	A Metaverse Co.	270,000	998
*	AAC Technologies Holdings, Inc.	3,635,500	7,686,091
Ω	AAG Energy Holdings Ltd.	1,138,000	238,425
	Accelink Technologies Co. Ltd., Class A	190,300	659,007
	ADAMA Ltd., Class A	159,900	197,559
	Addsino Co. Ltd., Class A	533,100	781,605
*	Advanced Technology & Materials Co. Ltd., Class A	275,600	349,901

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	AECC Aero-Engine Control Co. Ltd., Class A	244,300	$842,140
	AECC Aviation Power Co. Ltd., Class A	267,307	1,692,925
	Aerospace Hi-Tech Holdings Group Ltd., Class A	371,623	521,305
# *	Agile Group Holdings Ltd.	6,776,999	1,378,847
	Agricultural Bank of China Ltd., Class H	90,608,000	35,031,988
	Aisino Corp., Class A	596,467	1,254,560
	Ajisen China Holdings Ltd.	3,383,000	423,186
*	Alibaba Group Holding Ltd.	8,310,500	87,872,090
*	Alibaba Pictures Group Ltd.	36,140,000	2,299,831
Ω	A-Living Smart City Services Co. Ltd.	2,477,750	1,989,968
	Allmed Medical Products Co. Ltd., Class A	30,800	51,014
	Aluminum Corp.of China Ltd., Class H	19,370,000	11,506,952
	Angang Steel Co. Ltd., Class H	8,447,632	2,806,211
	Anhui Conch Cement Co. Ltd., Class H	6,276,500	19,818,162
	Anhui Construction Engineering Group Co. Ltd., Class A	454,600	414,303
	Anhui Guangxin Agrochemical Co. Ltd., Class A	141,559	597,423
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	499,340	672,659
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	56,851	264,677
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	338,500	405,258
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	724,903	550,092
	Anhui Jinhe Industrial Co. Ltd., Class A	213,500	796,254
*	Anhui Tatfook Technology Co. Ltd., Class A	67,700	89,345
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	23,900	39,993
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	378,200	390,140
	Anhui Xinhua Media Co. Ltd., Class A	683,764	782,496
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	392,004	661,995
*	Anton Oilfield Services Group	15,688,000	912,749
	Aoshikang Technology Co. Ltd., Class A	127,600	741,298
*	Aotecar New Energy Technology Co. Ltd., Class A	587,400	219,219
	APT Satellite Holdings Ltd.	154,000	49,693
*	Asia—Potash International Investment Guangzhou Co. Ltd., Class A	173,977	613,581
	Asia Cement China Holdings Corp.	2,887,000	1,266,739
Ω	AsiaInfo Technologies Ltd.	605,600	1,108,631
	Avary Holding Shenzhen Co. Ltd., Class A	554,581	2,096,034
	AVIC Industry-Finance Holdings Co. Ltd., Class A	2,042,900	1,128,412
	AviChina Industry & Technology Co. Ltd., Class H	12,969,000	7,009,898
Ω	BAIC Motor Corp.Ltd., Class H	9,775,500	2,751,215
*	Baidu, Inc., Sponsored ADR	661,161	79,742,628
Ω	BAIOO Family Interactive Ltd.	1,124,000	61,107
	Bank of Beijing Co. Ltd., Class A	4,898,822	3,355,105
	Bank of Changsha Co. Ltd., Class A	1,373,600	1,625,610
	Bank of Chengdu Co. Ltd., Class A	1,372,128	2,727,552
	Bank of China Ltd., Class H	255,029,817	101,848,181
	Bank of Chongqing Co. Ltd., Class H	3,051,500	1,731,690
	Bank of Communications Co. Ltd., Class H	27,595,574	17,823,981
	Bank of Guiyang Co. Ltd., Class A	1,120,251	914,705
	Bank of Hangzhou Co. Ltd., Class A	1,578,105	2,864,300
	Bank of Jiangsu Co. Ltd., Class A	4,149,605	4,624,380
	Bank of Nanjing Co. Ltd., Class A	3,503,931	4,767,539
	Bank of Ningbo Co. Ltd., Class A	1,970,581	7,803,117
	Bank of Shanghai Co. Ltd., Class A	3,354,147	3,043,034
	Bank of Suzhou Co. Ltd., Class A	1,123,508	1,220,521
*	Bank of Tianjin Co. Ltd., Class H	29,000	6,913
* Ω	Bank of Zhengzhou Co. Ltd., Class H	442,858	61,005
	Baoshan Iron & Steel Co. Ltd., Class A	5,102,177	4,750,279
*	Baoye Group Co. Ltd., Class H	1,561,120	833,950
# *	Baozun, Inc., Class A	47,900	73,079
	BBMG Corp., Class H	12,954,000	1,671,071
	Befar Group Co. Ltd., Class A	254,600	185,287

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beibuwan Port Co Ltd., Class A	312,900	$387,507
	Beijing Capital Development Co. Ltd., Class A	425,200	274,794
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	3,199,879	1,387,857
*	Beijing Capital International Airport Co. Ltd., Class H	10,346,000	8,060,016
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	764,000	780,705
	Beijing Easpring Material Technology Co. Ltd., Class A	127,021	984,794
*	Beijing Energy International Holding Co. Ltd.	4,182,000	103,764
	Beijing Enlight Media Co. Ltd., Class A	387,100	571,980
	Beijing Enterprises Holdings Ltd.	2,882,000	11,960,265
	Beijing Enterprises Water Group Ltd.	17,900,000	4,545,455
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	355,528	507,308
	Beijing Haixin Energy Technology Co. Ltd., Class A	370,200	193,775
*	Beijing Health Holdings Ltd.	3,048,000	27,948
*	Beijing Jetsen Technology Co. Ltd., Class A	708,200	713,496
	Beijing Jingyuntong Technology Co. Ltd., Class A	1,303,800	1,187,211
	Beijing New Building Materials PLC, Class A	288,510	1,105,108
	Beijing North Star Co. Ltd., Class H	5,166,000	592,555
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	719,200	201,661
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	375,300	621,606
	Beijing Originwater Technology Co. Ltd., Class A	370,663	292,924
	Beijing Shougang Co. Ltd., Class A	1,194,166	638,370
	Beijing Shunxin Agriculture Co. Ltd., Class A	91,822	459,430
	Beijing Sinnet Technology Co. Ltd., Class A	618,928	1,102,486
	Beijing SL Pharmaceutical Co. Ltd., Class A	427,200	586,613
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	223,235	180,706
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	476,000	154,988
	Beijing Yanjing Brewery Co. Ltd., Class A	556,129	1,052,106
	Beijing-Shanghai High Speed Railway Co Ltd., Class A	6,501,356	5,102,017
	Bengang Steel Plates Co. Ltd., Class A	515,600	301,136
	Best Pacific International Holdings Ltd., Class H	396,000	56,059
	Bestsun Energy Co. Ltd., Class A	173,200	107,086
	Better Life Commercial Chain Share Co. Ltd., Class A	445,530	329,999
	BGI Genomics Co. Ltd., Class A	117,100	1,050,542
	Black Peony Group Co. Ltd., Class A	151,800	146,487
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	584,300	1,104,989
Ω	BOC Aviation Ltd.	200,300	1,587,570
	BOC International China Co. Ltd., Class A	244,300	379,492
	BOE Technology Group Co. Ltd., Class A	12,468,557	7,245,675
*	Bohai Leasing Co. Ltd., Class A	2,291,900	728,757
	Bright Dairy & Food Co. Ltd., Class A	630,905	985,005
	Bright Real Estate Group Co. Ltd., Class A	171,200	54,993
††	Brilliance China Automotive Holdings Ltd.	16,650,000	6,999,028
	BTG Hotels Group Co. Ltd., Class A	200,100	626,270
	BYD Electronic International Co. Ltd.	2,677,500	8,120,153
	C C Land Holdings Ltd.	15,072,429	3,151,747
	C&D International Investment Group Ltd.	506,256	1,559,082
	C&S Paper Co. Ltd., Class A	354,200	603,099
	Cabbeen Fashion Ltd.	1,514,000	181,223
	Caitong Securities Co. Ltd., Class A	674,310	756,701
	Camel Group Co. Ltd., Class A	216,320	298,306
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	251,100	160,036
*	Capital Environment Holdings Ltd.	12,116,000	215,884
	Carrianna Group Holdings Co. Ltd.	3,478,391	188,635
	CECEP Solar Energy Co. Ltd., Class A	1,309,900	1,318,466
	CECEP Wind-Power Corp., Class A	1,735,370	958,369
	Central China Management Co. Ltd.	7,334,350	459,165
	Central China New Life Ltd.	110,000	37,977

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Central China Real Estate Ltd.	5,227,836	$129,056
	CGN New Energy Holdings Co. Ltd.	6,484,000	2,056,037
	CGN Nuclear Technology Development Co. Ltd., Class A	179,700	197,995
	Changchun Faway Automobile Components Co. Ltd., Class A	121,820	142,836
	Changjiang Securities Co. Ltd., Class A	1,260,190	1,033,107
	Chaowei Power Holdings Ltd.	3,239,000	683,722
*	Cheetah Mobile, Inc., ADR	973	2,131
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	284,608	581,754
	Chengdu Hongqi Chain Co. Ltd., Class A	482,110	434,632
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	83,100	222,173
	Chengdu Wintrue Holding Co. Ltd., Class A	258,800	386,327
	Chengtun Mining Group Co. Ltd., Class A	610,764	463,389
	Chenguang Biotech Group Co. Ltd., Class A	40,200	107,116
	Chengxin Lithium Group Co. Ltd., Class A	206,000	946,619
*	Chengzhi Co. Ltd., Class A	220,811	262,748
	China Aerospace International Holdings Ltd.	12,534,000	663,466
	China Aircraft Leasing Group Holdings Ltd.	896,000	562,128
	China BlueChemical Ltd., Class H	9,204,878	2,433,129
Ω	China Bohai Bank Co. Ltd., Class H	957,000	158,688
# *	China Boton Group Co. Ltd.	262,000	95,180
	China CAMC Engineering Co. Ltd., Class A	347,300	707,202
	China Cinda Asset Management Co. Ltd., Class H	35,063,000	4,170,762
	China CITIC Bank Corp.Ltd., Class H	34,367,112	18,591,401
	China Coal Energy Co. Ltd., Class H	10,777,000	9,259,711
	China Communications Services Corp.Ltd., Class H	13,693,071	7,503,316
*	China Conch Environment Protection Holdings Ltd.	544,500	169,882
	China Conch Venture Holdings Ltd.	4,159,500	6,636,588
	China Construction Bank Corp., Class H	425,561,101	284,498,654
	China CSSC Holdings Ltd., Class A	375,700	1,409,320
	China Design Group Co Ltd., Class A	48,100	66,253
# *††	China Dili Group	4,137,899	130,468
	China Dongxiang Group Co. Ltd.	4,834,000	191,916
	China Education Group Holdings Ltd.	213,000	189,640
	China Electronics Huada Technology Co. Ltd.	160,000	23,326
	China Electronics Optics Valley Union Holding Co. Ltd.	3,112,000	140,928
	China Energy Engineering Corp.Ltd., Class A	6,490,514	2,542,196
	China Energy Engineering Corp.Ltd., Class H	3,658,000	551,572
	China Everbright Bank Co. Ltd., Class H	13,370,000	4,281,878
# Ω	China Everbright Greentech Ltd.	3,443,000	664,169
	China Everbright Ltd.	5,533,869	3,974,817
* ††	China Financial Services Holdings Ltd.	94,200	8,940
	China Foods Ltd.	2,294,000	842,630
	China Galaxy Securities Co. Ltd., Class H	15,016,500	8,156,217
	China Gas Holdings Ltd.	12,293,800	15,815,603
	China Glass Holdings Ltd.	4,496,000	581,348
#	China Gold International Resources Corp.Ltd.	247,100	1,260,756
*	China Grand Automotive Services Group Co. Ltd., Class A	217,500	66,653
	China Great Wall Securities Co. Ltd., Class A	307,400	388,245
	China Greatwall Technology Group Co. Ltd., Class A	353,300	592,417
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	451,200	760,827
	China Hanking Holdings Ltd.	911,000	91,771
# *	China Harmony Auto Holding Ltd.	4,980,500	561,099
* ††	China High Precision Automation Group Ltd.	429,000	17,489
*	China High Speed Railway Technology Co. Ltd., Class A	716,600	245,386
*	China High Speed Transmission Equipment Group Co. Ltd.	1,942,000	709,770
	China Hongqiao Group Ltd.	10,475,000	10,317,625
#*††Ω	China Huarong Asset Management Co. Ltd., Class H	32,996,000	1,730,467
††	China Huiyuan Juice Group Ltd.	4,182,433	186,806
	China International Marine Containers Group Co. Ltd., Class H	4,642,920	3,000,403

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	China Isotope & Radiation Corp.	8,000	$17,230
	China Jinmao Holdings Group Ltd.	32,896,141	6,145,705
	China Jushi Co. Ltd., Class A	1,274,148	2,686,332
	China Kepei Education Group Ltd.	1,630,000	535,815
	China Lesso Group Holdings Ltd.	6,460,000	5,584,823
	China Lilang Ltd.	1,763,000	957,711
# *	China Longevity Group Co. Ltd.	1,152,649	37,738
* ††	China Maple Leaf Educational Systems Ltd.	7,422,000	63,350
	China Medical System Holdings Ltd.	4,093,000	6,794,869
	China Meheco Co. Ltd., Class A	425,320	874,867
	China Merchants Bank Co. Ltd., Class H	15,005,000	72,430,975
	China Merchants Land Ltd.	11,372,000	702,331
	China Merchants Port Holdings Co. Ltd.	6,483,231	9,619,959
	China Merchants Property Operation & Service Co. Ltd., Class A	91,200	204,520
Ω	China Merchants Securities Co. Ltd., Class H	782,020	793,818
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,361,110	2,685,004
# * ††	China Metal Recycling Holdings Ltd.	3,259,800	0
	China Minsheng Banking Corp.Ltd., Class H	18,898,400	6,942,229
#	China Modern Dairy Holdings Ltd.	10,284,000	1,274,837
	China National Accord Medicines Corp. Ltd., Class A	161,006	1,512,050
	China National Building Material Co. Ltd., Class H	20,975,250	15,737,935
	China National Chemical Engineering Co. Ltd., Class A	1,112,300	1,703,570
	China National Medicines Corp.Ltd., Class A	258,300	1,542,330
	China National Nuclear Power Co. Ltd., Class A	5,297,083	5,285,651
Ω	China New Higher Education Group Ltd.	2,511,000	873,615
*	China New Town Development Co. Ltd.	445,522	3,402
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	376,800	286,941
	China Nonferrous Mining Corp. Ltd.	130,000	66,530
*	China Oil & Gas Group Ltd.	18,900,000	626,887
	China Oilfield Services Ltd., Class H	6,190,000	7,280,825
	China Oriental Group Co. Ltd.	6,382,000	1,027,214
	China Overseas Grand Oceans Group Ltd.	11,109,742	6,430,362
	China Overseas Land & Investment Ltd.	14,029,500	35,580,813
	China Pacific Insurance Group Co. Ltd., Class H	8,010,400	23,927,324
	China Petroleum & Chemical Corp., Class H	84,877,575	55,630,043
* ††	China Properties Group Ltd.	3,380,000	33,500
	China Publishing & Media Co. Ltd., Class A	431,685	622,101
	China Railway Group Ltd., Class H	15,465,000	11,890,093
Ω	China Railway Signal & Communication Corp.Ltd., Class H	5,898,000	2,769,804
	China Railway Tielong Container Logistics Co. Ltd., Class A	303,900	274,150
*	China Rare Earth Holdings Ltd.	4,650,600	282,140
	China Reinsurance Group Corp., Class H	24,824,000	1,901,787
Ω	China Renaissance Holdings Ltd.	192,200	178,007
	China Resources Cement Holdings Ltd.	13,910,000	6,297,377
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	347,381	1,043,196
	China Resources Gas Group Ltd.	2,871,100	9,062,157
#	China Resources Land Ltd.	15,272,000	71,117,966
	China Resources Medical Holdings Co. Ltd.	4,937,000	4,610,297
Ω	China Resources Pharmaceutical Group Ltd.	8,926,500	8,867,245
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	256,631	2,186,451
	China Risun Group Ltd.	1,933,000	904,843
	China Sanjiang Fine Chemicals Co. Ltd.	4,261,000	936,513
	China SCE Group Holdings Ltd.	6,432,000	527,216
#* Ω	China Shengmu Organic Milk Ltd.	729,000	28,801
	China Shenhua Energy Co. Ltd., Class H	13,501,000	44,844,207
	China Shineway Pharmaceutical Group Ltd.	1,806,000	1,886,625
*	China Shuifa Singyes Energy Holdings Ltd.	926,000	82,909
*	China Silver Group Ltd.	8,388,000	449,599

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
# *	China South City Holdings Ltd.	26,638,000	$1,734,574
	China South Publishing & Media Group Co. Ltd., Class A	602,000	1,204,032
*	China Southern Airlines Co. Ltd., Class H	2,612,000	1,829,555
	China Starch Holdings Ltd.	13,595,000	336,922
	China State Construction Engineering Corp.Ltd., Class A	14,215,306	13,502,659
	China Sunshine Paper Holdings Co. Ltd.	1,963,000	685,190
	China Taiping Insurance Holdings Co. Ltd.	8,142,200	9,352,559
# *	China Tianrui Group Cement Co. Ltd.	45,000	33,022
	China Tianying, Inc., Class A	948,700	634,941
Ω	China Tower Corp.Ltd., Class H	161,984,000	20,672,928
	China Traditional Chinese Medicine Holdings Co. Ltd.	15,456,000	8,449,134
*	China TransInfo Technology Co. Ltd., Class A	39,682	83,418
*	China Travel International Investment Hong Kong Ltd.	13,015,631	2,777,441
	China Tungsten & Hightech Materials Co. Ltd., Class A	302,733	582,002
	China Vanke Co. Ltd., Class H	6,431,105	10,053,708
	China West Construction Group Co. Ltd., Class A	358,900	468,936
* ††	China Wood Optimization Holding Ltd.	88,000	1,892
Ω	China Xinhua Education Group Ltd.	294,000	30,421
	China XLX Fertiliser Ltd.	2,108,000	1,012,673
	China Yongda Automobiles Services Holdings Ltd.	5,064,000	3,405,590
*	China Zheshang Bank Co. Ltd., Class H	156,000	55,902
	China Zhongwang Holdings Ltd.	13,622,954	546,678
	Chinasoft International Ltd.	5,280,000	3,519,871
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	536,800	1,385,346
	Chongqing Changan Automobile Co. Ltd., Class A	1,560,666	2,692,002
	Chongqing Department Store Co. Ltd., Class A	191,884	819,562
*	Chongqing Dima Industry Co. Ltd., Class A	1,242,992	321,445
*	Chongqing Iron & Steel Co. Ltd., Class H	798,000	90,750
	Chongqing Machinery & Electric Co. Ltd., Class H	1,022,000	83,573
	Chongqing Rural Commercial Bank Co. Ltd., Class H	13,260,000	5,125,374
	Chongqing Sanfeng Environment Group Corp.Ltd., Class A	543,700	590,770
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	423,300	394,866
	Chow Tai Seng Jewellery Co. Ltd., Class A	185,700	454,232
	Chu Kong Shipping Enterprises Group Co. Ltd.	526,000	66,489
	CIFI Ever Sunshine Services Group Ltd.	698,000	271,210
	CIMC Enric Holdings Ltd.	3,668,000	3,378,513
	Cinda Real Estate Co. Ltd., Class A	783,100	507,677
	Cisen Pharmaceutical Co. Ltd., Class A	161,500	376,451
	CITIC Ltd.	17,848,483	22,405,033
	CITIC Resources Holdings Ltd.	15,150,000	909,842
	CITIC Securities Co. Ltd., Class H	5,325,325	11,213,006
	City Development Environment Co. Ltd., Class A	50,400	85,770
*	Citychamp Watch & Jewellery Group Ltd.	476,000	71,602
*	CMGE Technology Group Ltd.	2,154,000	697,598
	CMOC Group Ltd., Class H	3,837,000	2,352,166
	CMST Development Co. Ltd., Class A	608,600	532,334
*	CNFinance Holdings Ltd., ADR	5,312	14,047
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	714,560	651,840
	CNOOC Energy Technology & Services Ltd., Class A	1,591,401	850,053
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	451,290	914,755
	COFCO Biotechnology Co. Ltd., Class A	518,300	591,055
	COFCO JoyCome Foods Ltd.	9,454,000	2,440,364
* ††	Colour Life Services Group Co. Ltd.	2,811,548	41,656
	Comba TeleCom Systems Holdings Ltd.	1,424,000	278,682
	ConCord New Energy Group Ltd.	35,720,000	3,190,498
	Consun Pharmaceutical Group Ltd.	2,094,000	1,361,322
*	Coolpad Group Ltd.	13,182,079	104,417
	COSCO SHIPPING Development Co. Ltd., Class H	13,811,000	1,852,535
*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,982,000	2,037,451

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	COSCO SHIPPING Holdings Co. Ltd., Class H	11,797,500	$13,703,021
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,516,000	1,120,327
	COSCO SHIPPING Ports Ltd.	10,916,389	7,182,940
	Country Garden Holdings Co. Ltd.	37,862,106	9,753,270
	CPMC Holdings Ltd.	4,066,000	2,322,294
*	CPT Technology Group Co. Ltd., Class A	415,000	116,956
	CQ Pharmaceutical Holding Co. Ltd., Class A	507,600	575,108
# *	Crazy Sports Group Ltd.	8,236,000	199,131
	CSG Holding Co. Ltd., Class A	567,849	539,631
#	CSSC Hong Kong Shipping Co. Ltd.	916,000	157,962
	CTS International Logistics Corp.Ltd., Class A	337,870	487,633
	Daan Gene Co. Ltd., Class A	391,700	881,759
Ω	Dali Foods Group Co. Ltd.	3,159,000	1,314,634
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	619,671	452,184
	Daqin Railway Co. Ltd., Class A	6,459,961	7,186,075
	Dare Power Dekor Home Co. Ltd., Class A	144,600	173,941
	Dashang Co. Ltd., Class A	178,708	511,957
	Dawnrays Pharmaceutical Holdings Ltd.	684,000	116,902
	Dazhong Transportation Group Co. Ltd., Class A	359,539	158,970
	Dazzle Fashion Co. Ltd., Class A	185,600	425,670
	DBG Technology Co. Ltd., Class A	298,278	442,107
	Dexin China Holdings Co. Ltd.	1,241,000	88,963
	DHC Software Co. Ltd., Class A	820,400	922,746
	Dian Diagnostics Group Co. Ltd., Class A	130,900	512,429
	Digital China Group Co. Ltd., Class A	227,300	876,960
	Digital China Holdings Ltd.	3,712,000	1,542,044
	Digital China Information Service Co. Ltd., Class A	316,700	617,158
	Dong-E-E-Jiao Co. Ltd., Class A	124,013	922,289
	Dongfang Electric Corp.Ltd., Class H	973,200	1,379,000
	Dongfeng Motor Group Co. Ltd., Class H	12,676,000	6,064,834
	Dongguan Development Holdings Co. Ltd., Class A	164,900	237,840
	Dongjiang Environmental Co. Ltd., Class H	51,000	16,585
	Dongxing Securities Co. Ltd., Class A	763,900	920,322
	Dongyue Group Ltd.	5,875,000	5,978,482
	Dynagreen Environmental Protection Group Co. Ltd., Class H	638,000	229,567
	East Group Co. Ltd., Class A	305,400	387,488
	E-Commodities Holdings Ltd.	5,880,000	976,401
	Edvantage Group Holdings Ltd.	351,596	122,272
	EIT Environmental Development Group Co. Ltd., Class A	700	1,908
*	Elion Energy Co. Ltd., Class A	807,498	479,105
	ENN Natural Gas Co. Ltd., Class A	219,900	645,443
	Era Co. Ltd., Class A	115,300	86,427
	Essex Bio-technology Ltd.	207,000	96,412
	Eternal Asia Supply Chain Management Ltd., Class A	546,700	433,011
#	EVA Precision Industrial Holdings Ltd.	4,192,000	467,382
	Everbright Jiabao Co. Ltd., Class A	607,266	263,495
# Ω	Everbright Securities Co. Ltd., Class H	899,400	667,084
*	Fangda Carbon New Material Co. Ltd., Class A	915,594	854,031
	Fangda Special Steel Technology Co. Ltd., Class A	631,970	487,437
#	Fanhua, Inc., Sponsored ADR	2,527	20,848
	Far East Horizon Ltd.	7,898,000	7,105,214
	FAW Jiefang Group Co. Ltd.	724,752	852,949
	FAWER Automotive Parts Co. Ltd., Class A	311,012	209,430
	Fiberhome TeleCommunication Technologies Co. Ltd., Class A	327,778	969,397
*	FIH Mobile Ltd.	4,679,000	490,509
	Financial Street Holdings Co. Ltd., Class A	569,730	414,909
	FinVolution Group, ADR	239,660	953,847
	First Capital Securities Co. Ltd., Class A	444,900	380,959
	Fosun International Ltd.	9,507,683	6,667,964

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Founder Securities Co. Ltd., Class A	1,689,907	$1,710,931
	FoxConn Industrial Internet Co. Ltd., Class A	2,764,793	6,440,903
	Fu Shou Yuan International Group Ltd.	3,066,000	2,488,183
*	Fuan Pharmaceutical Group Co. Ltd., Class A	571,196	354,042
	Fufeng Group Ltd.	9,057,000	5,489,571
	Fujian Funeng Co. Ltd., Class A	364,944	620,244
	Fujian Sunner Development Co. Ltd., Class A	422,598	1,305,985
	Fulongma Group Co. Ltd., Class A	164,900	236,699
	Gansu Qilianshan Cement Group Co. Ltd., Class A	256,400	417,709
	Gansu Shangfeng Cement Co. Ltd., Class A	334,680	543,969
	GCL Energy Technology Co. Ltd.	283,600	583,155
*	GCL Technology Holdings Ltd.	28,393,000	7,129,225
*	GDS Holdings Ltd., Class A	1,314,200	2,544,545
	Geely Automobile Holdings Ltd.	19,494,000	24,200,702
	GEM Co. Ltd., Class A	1,160,200	1,178,813
	Gemdale Corp., Class A	1,042,554	1,230,082
	Gemdale Properties & Investment Corp.Ltd.	33,644,000	2,234,434
Ω	Genertec Universal Medical Group Co. Ltd.	5,727,000	3,810,478
*	Genimous Technology Co. Ltd., Class A	156,700	148,637
	GF Securities Co. Ltd., Class H	2,865,000	4,114,273
	Giant Network Group Co. Ltd., Class A	483,100	1,106,982
*	Glorious Property Holdings Ltd.	15,474,000	149,917
*	Glory Health Industry Ltd.	4,463,000	101,275
	GoerTek, Inc., Class A	976,620	2,507,221
	Goldcard Smart Group Co. Ltd.	156,680	303,800
*	Golden Eagle Retail Group Ltd.	12,000	6,911
	GoldenHome Living Co. Ltd., Class A	68,570	351,382
	Goldenmax International Group Ltd., Class A	301,200	368,782
	Goldlion Holdings Ltd.	1,887,000	301,025
	Goldpac Group Ltd.	1,296,000	284,682
	Gotion High-tech Co. Ltd., Class A	216,100	860,000
*	Grand Baoxin Auto Group Ltd.	5,544,500	254,754
*	Grand Industrial Holding Group Co. Ltd.	62,200	72,939
	Grand Pharmaceutical Group Ltd., Class L	3,280,000	2,135,775
*	Grandjoy Holdings Group Co. Ltd., Class A	904,100	477,950
*	Greattown Holdings Ltd., Class A	1,087,600	488,897
*	Greatview Aseptic Packaging Co. Ltd.	1,816,000	405,858
	Gree Electric Appliances, Inc. of Zhuhai, Class A	985,500	5,601,358
	Greenland Hong Kong Holdings Ltd.	7,597,575	583,084
	Greentown China Holdings Ltd.	4,846,091	5,824,246
	GRG Banking Equipment Co. Ltd., Class A	715,100	1,223,183
	Guangdong Advertising Group Co. Ltd., Class A	394,637	332,880
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	601,100	443,534
	Guangdong Dongpeng Holdings Co. Ltd.	104,400	125,200
	Guangdong Dowstone Technology Co. Ltd., Class A	178,999	339,600
	Guangdong HEC Technology Holding Co. Ltd., Class A	886,400	995,895
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	546,800	264,019
	Guangdong Hybribio Biotech Co. Ltd., Class A	79,600	168,577
	Guangdong ProvIncial Expressway Development Co. Ltd., Class A	174,060	195,113
	Guangdong Shirongzhaoye Co. Ltd., Class A	163,300	148,906
	Guangdong South New Media Co. Ltd., Class A	29,400	209,051
	Guangdong Tapai Group Co. Ltd., Class A	353,173	413,707
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	191,035	450,867
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	773,600	300,856
	Guanghui Energy Co. Ltd., Class A	1,826,838	2,458,809
*	Guangshen Railway Co. Ltd., Class H	4,100,000	958,351
	Guangxi Liugong Machinery Co. Ltd., Class A	457,590	503,901
	Guangxi LiuYao Group Co. Ltd., Class A	152,811	526,125
	Guangzhou Automobile Group Co. Ltd., Class H	8,386,000	5,233,843

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	648,000	$2,128,759
	Guangzhou Haige Communications Group, Inc. Co., Class A	589,900	840,212
	Guangzhou KDT Machinery Co. Ltd., Class A	49,200	117,914
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	764,356	761,545
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	202,300	273,887
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	952,832	934,709
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	391,400	275,403
	Guosen Securities Co. Ltd., Class A	1,174,527	1,597,705
*	Guosheng Financial Holding, Inc., Class A	257,924	304,968
Ω	Guotai Junan Securities Co. Ltd., Class H	1,517,000	1,954,687
	Guoyuan Securities Co. Ltd., Class A	771,550	781,124
	Haier Smart Home Co. Ltd., Class A	1,721,796	5,906,450
	Haitian International Holdings Ltd.	1,460,000	3,793,489
	Haitong Securities Co. Ltd., Class H	10,063,200	6,684,038
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	275,500	755,744
	Hangcha Group Co. Ltd., Class A	207,500	640,065
	Hangxiao Steel Structure Co. Ltd., Class A	585,322	375,895
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	474,100	631,193
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	2,100	16,524
	Hangzhou Robam Appliances Co. Ltd., Class A	150,000	565,016
	Han’s Laser Technology Industry Group Co. Ltd., Class A	461,214	1,743,131
* Ω	Harbin Bank Co. Ltd., Class H	1,611,000	55,514
*	Harbin Electric Co. Ltd., Class H	3,817,474	1,702,020
	HBIS Resources Co. Ltd., Class A	107,800	216,353
	Health & Happiness H&H International Holdings Ltd.	558,000	955,557
*	Hebei Construction Group Corp.Ltd., Class H	322,500	33,357
	Hefei Urban Construction Development Co. Ltd., Class A	85,369	81,517
#	Hello Group, Inc., Sponsored ADR	186,735	1,561,105
	Henan Lingrui Pharmaceutical Co., Class A	210,600	508,684
	Henan Mingtai Al Industrial Co. Ltd., Class A	113,700	228,233
	Henan Pinggao Electric Co. Ltd., Class A	382,800	635,754
	Henan Shenhuo Coal & Power Co. Ltd., Class A	607,600	1,432,113
	Henan Yuguang Gold & Lead Co. Ltd., Class A	125,800	116,178
	Henan Zhongyuan Expressway Co. Ltd., Class A	608,400	299,729
	Hengan International Group Co. Ltd.	2,650,500	11,838,346
*	Hengdeli Holdings Ltd.	14,156,000	256,652
	Hengli Petrochemical Co. Ltd., Class A	1,729,874	3,953,014
	Hengtong Optic-electric Co. Ltd., Class A	654,008	1,377,894
	Hengyi Petrochemical Co. Ltd., Class A	1,240,641	1,374,627
	Hesteel Co. Ltd., Class A	3,844,300	1,283,121
	Hexing Electrical Co. Ltd., Class A	202,190	631,819
# *	Hi Sun Technology China Ltd.	9,864,000	932,041
	Hisense Home Appliances Group Co. Ltd., Class H	513,000	1,186,765
*	Holitech Technology Co. Ltd., Class A	1,226,800	551,282
*	Hongda Xingye Co. Ltd., Class A	1,106,956	409,353
*	Honghua Group Ltd.	15,729,000	405,768
*	Hongli Zhihui Group Co. Ltd., Class A	72,500	74,349
*†† Ω	Honworld Group Ltd.	1,002,500	97,507
#* Ω	Hope Education Group Co. Ltd.	5,706,000	438,088
	Hopson Development Holdings Ltd.	5,154,285	4,583,074
* Ω	Hua Hong SemiConductor Ltd.	2,140,000	8,793,490
	Huabao Flavours & Fragrances Co. Ltd., Class A	21,500	74,475
	Huafon Chemical Co. Ltd., Class A	1,400,348	1,457,542
*	Huafon Microfibre Shanghai Technology Co. Ltd.	680,900	384,051
	Huafu Fashion Co. Ltd., Class A	458,898	204,248
	Huaibei Mining Holdings Co. Ltd., Class A	390,800	768,150
	Huapont Life Sciences Co. Ltd., Class A	550,100	419,733
Ω	Huatai Securities Co. Ltd., Class H	4,597,800	5,938,603
	Huaxi Securities Co. Ltd., Class A	598,255	764,730

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Huaxia Bank Co. Ltd., Class A	3,027,300	$2,520,249
	Huaxin Cement Co. Ltd., Class A	624,228	1,331,668
	Huayu Automotive Systems Co. Ltd., Class A	1,157,145	2,741,134
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	818,697	407,331
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	283,294	1,291,743
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	281,300	1,006,222
	Huishang Bank Corp.Ltd., Class H	1,603,900	510,144
	Humanwell Healthcare Group Co. Ltd., Class A	204,700	798,566
	Hunan Aihua Group Co. Ltd., Class A	97,600	313,152
	Hunan Gold Corp.Ltd., Class A	391,600	849,173
	Hunan Valin Steel Co. Ltd., Class A	2,235,080	1,705,871
*	HUYA, Inc., ADR	98,145	318,971
*	Hytera Communications Corp.Ltd., Class A	591,700	512,127
*	IBO Technology Co. Ltd.	12,000	2,026
* Ω	iDreamSky Technology Holdings Ltd.	286,000	130,234
Ω	IMAX China Holding, Inc.	76,600	74,514
	Industrial & Commercial Bank of China Ltd., Class H	220,681,996	118,727,794
	Industrial Bank Co. Ltd., Class A	7,064,253	17,597,014
	Industrial Securities Co. Ltd., Class A	2,239,692	2,177,157
	Infore Environment Technology Group Co. Ltd., Class A	675,756	517,534
#* Ω	Ingdan, Inc.	1,339,000	267,910
*	Inkeverse Group Ltd.	1,693,000	235,931
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	8,308,700	2,187,418
	Inner Mongolia Dian Tou Energy Corp.Ltd., Class A	804,437	1,567,221
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	185,220	387,102
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	3,342,751	2,097,560
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	304,400	383,518
	Inner Mongolia Yitai Coal Co. Ltd., Class H	397,000	812,001
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	755,550	802,287
	Inspur Electronic Information Industry Co. Ltd., Class A	344,500	2,049,911
	INTCO Medical Technology Co. Ltd., Class A	174,113	550,755
*	IRICO Group New Energy Co. Ltd., Class H	13,600	14,622
	JCET Group Co. Ltd., Class A	687,546	2,743,211
*	JH Educational Technology, Inc.	104,000	15,385
	Jiangling Motors Corp.Ltd., Class A	245,529	486,783
*	Jiangnan Group Ltd.	14,145,000	704,099
	Jiangsu Azure Corp., Class A	164,100	264,102
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	13,243	124,631
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	791,562	893,927
	Jiangsu Eastern Shenghong Co. Ltd., Class A	1,033,657	1,893,698
	Jiangsu Guotai International Group Co. Ltd., Class A	521,260	616,288
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	96,400	179,508
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	1,074,820	633,660
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	64,200	356,799
	Jiangsu Linyang Energy Co. Ltd., Class A	342,000	388,319
	Jiangsu ProvIncial Agricultural Reclamation & Development Corp.	578,561	1,003,602
	Jiangsu Shagang Co. Ltd., Class A	395,900	224,228
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	270,761	388,844
	Jiangsu Sopo Chemical Co., Class A	111,529	112,045
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	982,958	654,740
	Jiangsu Zhongtian Technology Co. Ltd., Class A	633,300	1,337,839
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	1,284,700	493,869
	Jiangxi Copper Co. Ltd., Class H	3,769,000	6,704,838
	Jiangxi Wannianqing Cement Co. Ltd., Class A	226,480	288,641
	Jiangzhong Pharmaceutical Co. Ltd., Class A	302,480	1,021,175
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	180,000	134,335
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	286,556	703,507
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	47,113	13,864

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	JInchuan Group International Resources Co. Ltd.	1,833,000	$131,322
* ††	Jingrui Holdings Ltd.	3,534,000	76,536
	Jinke Smart Services Group Co. Ltd., Class H	31,900	48,893
*	Jinmao Property Services Co. Ltd.	458,891	218,078
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	670,614	1,083,578
	Jinneng Science&Technology Co. Ltd., Class A	386,533	518,413
	Jizhong Energy Resources Co. Ltd., Class A	1,185,500	1,268,859
	JNBY Design Ltd.	406,000	446,891
	JoIncare Pharmaceutical Group Industry Co. Ltd., Class A	771,916	1,444,737
	Jointown Pharmaceutical Group Co. Ltd., Class A	584,972	1,400,306
*	Joy City Property Ltd.	20,036,000	830,865
	Joyoung Co. Ltd., Class A	79,500	187,126
#	JOYY, Inc., ADR	25,823	785,794
	JSTI Group, Class A	308,575	291,206
	Ju Teng International Holdings Ltd.	5,890,249	978,498
*	Juneyao Airlines Co. Ltd., Class A	150,100	389,192
*	Jutal Offshore Oil Services Ltd.	590,000	33,018
*	Kaiser China Cultural Co. Ltd., Class A	41,200	38,783
* Ω	Kangda International Environmental Co. Ltd.	3,759,000	238,565
*	Kasen International Holdings Ltd.	2,592,000	115,915
	Keeson Technology Corp. Ltd., Class A	14,200	22,868
*	Keshun Waterproof Technologies Co. Ltd., Class A	347,400	541,449
	Kinetic Development Group Ltd.	296,000	24,542
	Kingboard Holdings Ltd.	4,046,345	12,392,868
	Kingboard Laminates Holdings Ltd.	4,715,500	4,859,742
	Kingfa Sci & Tech Co. Ltd., Class A	602,400	776,478
	Kingsoft Corp. Ltd.	3,562,000	15,657,564
	Konka Group Co. Ltd., Class A	271,000	185,746
	KPC Pharmaceuticals, Inc., Class A	182,100	555,184
	Kunlun Energy Co. Ltd.	19,192,000	17,791,124
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	183,085	173,207
# *	KWG Group Holdings Ltd.	4,425,500	584,201
#	KWG Living Group Holdings Ltd.	5,782,250	784,973
*	Lakala Payment Co. Ltd., Class A	26,113	64,008
	Lao Feng Xiang Co. Ltd., Class A	123,154	1,198,041
	LB Group Co. Ltd., Class A	770,633	1,929,286
	Lee & Man Chemical Co. Ltd.	254,000	166,076
	Lee & Man Paper Manufacturing Ltd.	7,830,000	3,328,283
	Lee’s Pharmaceutical Holdings Ltd.	1,039,500	198,757
Ω	Legend Holdings Corp., Class H	2,518,800	2,638,864
	Lenovo Group Ltd.	4,278,000	4,376,718
	Lens Technology Co. Ltd., Class A	984,961	1,661,119
*	Leo Group Co. Ltd., Class A	2,336,500	759,637
*	LexinFintech Holdings Ltd., ADR	224,980	537,702
	Leyard Optoelectronic Co. Ltd., Class A	669,100	612,606
	Lianhe Chemical Technology Co. Ltd., Class A	201,800	350,306
	Liao Ning Oxiranchem, Inc., Class A	123,400	143,722
	Liaoning Cheng Da Co. Ltd., Class A	400,300	751,207
	Lier Chemical Co. Ltd., Class A	244,860	516,400
*	LingNan ECo&Culture-Tourism Co. Ltd., Class A	394,293	194,072
*	Lingyi iTech Guangdong Co., Class A	2,232,465	1,914,861
	Liuzhou Iron & Steel Co. Ltd., Class A	280,000	176,392
	Livzon Pharmaceutical Group, Inc., Class H	285,500	1,035,367
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	60,300	201,722
	Long Yuan Construction Group Co. Ltd., Class A	565,700	407,240
Ω	Longfor Group Holdings Ltd.	8,085,500	22,125,958
	Longhua Technology Group Luoyang Co. Ltd., Class A	69,200	79,682
	Lonking Holdings Ltd.	11,218,000	1,989,003
	Luenmei Quantum Co. Ltd., Class A	658,903	583,106

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Luoniushan Co. Ltd., Class A	661,991	$715,560
	Luxi Chemical Group Co. Ltd., Class A	608,000	1,053,661
* Ω	Luye Pharma Group Ltd.	7,972,000	3,920,870
# *	LVGEM China Real Estate Investment Co. Ltd.	2,054,000	446,658
#	Maanshan Iron & Steel Co. Ltd., Class H	5,417,775	1,156,534
	Maccura Biotechnology Co. Ltd., Class A	135,000	320,550
	Mango Excellent Media Co. Ltd., Class A	470,794	2,442,475
* Ω	Maoyan Entertainment	720,400	801,930
*	Markor International Home Furnishings Co. Ltd., Class A	670,600	263,371
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	111,700	422,357
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	1,107,300	1,121,792
	Metallurgical Corp. of China Ltd., Class H	13,142,000	4,009,895
	M-Grass E Cology & Environment Group Co. Ltd., Class A	152,500	76,463
Ω	Midea Real Estate Holding Ltd.	464,400	555,170
	Min Xin Holdings Ltd.	708,418	305,754
	Ming Yang Smart Energy Group Ltd., Class A	512,900	1,534,084
*	Mingfa Group International Co. Ltd.	608,000	22,578
	Minmetals Land Ltd.	9,789,205	595,617
Ω	Minsheng Education Group Co. Ltd.	1,078,000	51,022
	Minth Group Ltd.	3,238,000	9,375,908
	MLS Co. Ltd., Class A	513,262	659,890
*	MMG Ltd.	12,032,000	4,402,555
	MYS Group Co. Ltd., Class A	393,300	193,221
	Nanjing Iron & Steel Co. Ltd., Class A	1,513,200	802,693
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	570,500	676,164
	NavInfo Co. Ltd., Class A	404,200	692,115
	NetDragon Websoft Holdings Ltd.	1,092,500	2,139,329
	New China Life Insurance Co. Ltd., Class H	2,941,400	8,422,837
*	New Hope Liuhe Co. Ltd., Class A	748,864	1,407,335
*	New World Department Store China Ltd.	2,778,000	319,052
	Newland Digital Technology Co. Ltd., Class A	352,060	813,634
	Nexteer Automotive Group Ltd.	4,938,000	2,768,172
	Nine Dragons Paper Holdings Ltd.	9,434,000	6,545,186
	Ningbo Huaxiang Electronic Co. Ltd., Class A	364,355	690,572
*	Ningbo Joyson Electronic Corp., Class A	293,341	653,977
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	300,400	599,588
	Ningbo Zhoushan Port Co. Ltd., Class A	1,357,400	743,391
	Ningxia Baofeng Energy Group Co. Ltd., Class A	480,400	916,065
	Ningxia Jiaze New Energy Co. Ltd., Class A	104,000	72,233
*	Noah Holdings Ltd., Sponsored ADR	26,604	421,939
	North Huajin Chemical Industries Co. Ltd., Class A	431,619	436,347
	Northeast Pharmaceutical Group Co. Ltd., Class A	454,424	381,350
	Northeast Securities Co. Ltd., Class A	765,100	843,396
*	NVC International Holdings Ltd.	5,629,000	45,895
	Offshore Oil Engineering Co. Ltd., Class A	1,189,601	1,158,772
	Opple Lighting Co. Ltd., Class A	42,600	128,273
	ORG Technology Co. Ltd., Class A	714,820	493,610
*	Orient Group, Inc., Class A	647,440	219,011
	Orient Overseas International Ltd.	208,500	4,236,134
Ω	Orient Securities Co. Ltd., Class H	2,444,800	1,459,512
	Oriental Energy Co. Ltd., Class A	441,680	565,043
	Oriental Pearl Group Co. Ltd., Class A	912,860	1,086,220
*	Ourpalm Co. Ltd., Class A	878,900	782,634
*	Overseas Chinese Town Asia Holdings Ltd.	730,000	62,760
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	47,800	162,357
	PAX Global Technology Ltd.	4,331,000	3,567,623
	People’s Insurance Co. Group of China Ltd., Class H	23,167,000	9,111,583
	Perfect World Co. Ltd., Class A	299,000	948,697
	PetroChina Co. Ltd., Class H	102,478,000	71,184,745

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	PhiChem Corp., Class A	77,400	$204,226
	PICC Property & Casualty Co. Ltd., Class H	23,943,000	28,958,065
	Ping An Bank Co. Ltd., Class A	5,790,773	10,514,619
	Ping An Insurance Group Co. of China Ltd., Class H	17,610,500	128,477,765
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	950,203	1,322,673
*	Poly Culture Group Co. Ltd., Class H	402,000	202,156
	Poly Property Group Co. Ltd.	10,173,870	2,650,849
# Ω	Postal Savings Bank of China Co. Ltd., Class H	25,276,000	16,479,756
	Pou Sheng International Holdings Ltd.	9,206,000	763,837
	Power Construction Corp.of China Ltd., Class A	3,044,520	3,386,475
#	Prinx Chengshan Holding Ltd.	214,000	152,461
*	PW Medtech Group Ltd.	1,439,000	95,799
*	Q Technology Group Co. Ltd.	2,050,000	1,004,909
	Qifu Technology, Inc., ADR	161,849	2,855,016
	Qingdao East Steel Tower Stock Co. Ltd., Class A	255,900	298,231
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	171,436	366,687
	Qingdao Hanhe Cable Co. Ltd., Class A	1,114,800	655,674
Ω	Qingdao Port International Co. Ltd., Class H	643,000	376,475
	Qingdao Rural Commercial Bank Corp., Class A	1,418,500	594,387
	Qingdao TGOOD Electric Co. Ltd., Class A	176,300	471,126
	Qingling Motors Co. Ltd., Class H	5,326,000	550,801
	Qinhuangdao Port Co. Ltd., Class H	845,000	147,771
*	Qudian, Inc., Sponsored ADR	319,605	402,702
#	Radiance Holdings Group Co. Ltd.	783,000	404,991
	Rainbow Digital Commercial Co. Ltd., Class A	588,176	528,777
	Realcan Pharmaceutical Group Co. Ltd., Class A	467,929	253,706
# Ω	Red Star Macalline Group Corp. Ltd., Class H	1,858,097	837,329
#* Ω	RedCo Properties Group Ltd.	3,306,000	560,150
	Renhe Pharmacy Co. Ltd., Class A	672,100	640,320
	Riyue Heavy Industry Co. Ltd., Class A	119,809	375,519
	Rongan Property Co. Ltd., Class A	1,161,156	471,459
	Rongsheng Petrochemical Co. Ltd., Class A	2,475,536	4,729,327
	SAIC Motor Corp.Ltd., Class A	1,450,573	2,963,240
	Sailun Group Co. Ltd., Class A	890,200	1,324,324
	Sansteel Minguang Co. Ltd.Fujian, Class A	986,480	671,305
	Sansure Biotech, Inc., Class A	129,190	349,993
	Sany Heavy Equipment International Holdings Co. Ltd.	4,470,000	5,928,983
	Sany Heavy Industry Co. Ltd., Class A	1,271,700	3,033,891
	Satellite Chemical Co. Ltd., Class A	1,015,593	2,083,747
	Sealand Securities Co. Ltd., Class A	1,406,195	709,400
*	Seazen Group Ltd.	6,146,857	1,321,336
*	Seazen Holdings Co. Ltd., Class A	608,815	1,309,743
	SF Holding Co. Ltd., Class A	474,358	3,869,953
	Shaanxi Coal Industry Co. Ltd., Class A	3,517,645	9,954,928
	Shaanxi Construction Machinery Co. Ltd., Class A	221,930	162,285
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	967,200	1,959,388
	Shandong Bohui Paper Industrial Co. Ltd., Class A	289,500	267,382
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	307,709	957,356
*	Shandong Chenming Paper Holdings Ltd., Class H	2,035,727	626,354
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	64,800	286,840
*	Shandong Hi-Speed New Energy Group Ltd.	4,880,000	38,657
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	285,400	319,832
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	525,469	2,422,299
	Shandong Humon Smelting Co. Ltd., Class A	275,500	488,275
	Shandong JInc.heng Pharmaceutical Group Co. Ltd., Class A	78,100	227,090
	Shandong Linglong Tyre Co. Ltd., Class A	343,587	1,094,391
	Shandong Nanshan Aluminum Co. Ltd., Class A	2,898,350	1,422,186
	Shandong Publishing & Media Co. Ltd., Class A	335,833	562,213
	Shandong Sun Paper Industry JSC Ltd., Class A	1,046,881	1,722,751

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	7,629,200	$13,018,399
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	1,979,100	881,139
	Shanghai AJ Group Co. Ltd., Class A	709,952	553,320
	Shanghai AtHub Co. Ltd., Class A	50,200	252,616
	Shanghai Construction Group Co. Ltd., Class A	858,129	353,455
*	Shanghai Electric Group Co. Ltd., Class H	9,208,000	2,490,657
	Shanghai Environment Group Co. Ltd., Class A	300,489	420,319
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	149,000	425,932
	Shanghai Industrial Development Co. Ltd., Class A	986,190	510,359
	Shanghai Industrial Holdings Ltd.	2,517,918	3,689,540
	Shanghai Industrial Urban Development Group Ltd.	15,578,501	964,380
	Shanghai International Port Group Co. Ltd., Class A	2,149,816	1,780,640
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	217,750	1,683,335
	Shanghai Lingang Holdings Corp.Ltd., Class A	314,160	558,497
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	450,558	656,758
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	175,890	364,447
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,398,500	6,909,059
	Shanghai Pudong Construction Co. Ltd., Class A	162,593	168,086
	Shanghai Pudong Development Bank Co. Ltd., Class A	6,796,328	7,464,190
	Shanghai QiFan Cable Co. Ltd., Class A	26,700	79,641
	Shanghai RAAS Blood Products Co. Ltd., Class A	1,563,662	1,483,153
*	Shanghai Runda Medical Technology Co. Ltd., Class A	85,437	160,045
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	112,100	167,325
	Shanghai Tunnel Engineering Co. Ltd., Class A	370,334	349,960
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	186,476	315,244
	Shanghai Yongguan Adhesive Products Corp.Ltd., Class A	19,200	48,222
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	1,055,262	1,220,188
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	474,600	1,072,574
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	397,300	305,973
	Shanxi Blue Flame Holding Co. Ltd., Class A	230,900	268,944
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,803,035	2,679,294
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	1,040,880	3,034,816
	Shanxi Meijin Energy Co. Ltd., Class A	235,273	269,245
	Shanxi Securities Co. Ltd., Class A	888,260	755,553
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,908,500	1,103,426
	Shanying International Holding Co. Ltd., Class A	1,332,000	456,272
	Shenghe Resources Holding Co. Ltd., Class A	354,393	706,869
* Ω	Shengjing Bank Co. Ltd., Class H	481,000	336,906
	Shenguan Holdings Group Ltd.	3,610,000	177,477
	Shengyi Technology Co. Ltd., Class A	556,510	1,291,609
	Shengyuan Environmental Protection Co. Ltd., Class A	25,600	66,555
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	5,593,600	1,127,979
	Shenzhen Agricultural Products Group Co. Ltd., Class A	677,826	630,826
	Shenzhen Airport Co. Ltd., Class A	492,100	519,432
	Shenzhen Aisidi Co. Ltd., Class A	405,800	508,998
	Shenzhen Cereals Holdings Co. Ltd., Class A	172,340	189,226
	Shenzhen Ellassay Fashion Co. Ltd., Class A	29,500	51,520
	Shenzhen Gas Corp.Ltd., Class A	458,500	458,180
	Shenzhen Gongjin Electronics Co. Ltd., Class A	269,900	361,484
	Shenzhen Heungkong Holding Co. Ltd., Class A	640,300	178,588
	Shenzhen Huaqiang Industry Co. Ltd., Class A	125,300	221,862
	Shenzhen International Holdings Ltd.	7,178,489	6,462,555
	Shenzhen Investment Ltd.	16,036,414	3,093,131
	Shenzhen Jinjia Group Co. Ltd., Class A	461,283	487,615
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	226,000	174,073
	Shenzhen Kaifa Technology Co. Ltd., Class A	225,448	581,071
	Shenzhen Kinwong Electronic Co. Ltd., Class A	240,740	802,329
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	107,900	127,679
	Shenzhen Leaguer Co. Ltd., Class A	80,700	101,560

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Microgate Technology Co. Ltd., Class A	182,300	$225,200
*	Shenzhen MTC Co. Ltd., Class A	1,116,900	776,744
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	1,202,448	588,793
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	301,500	142,080
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,926,161	1,394,552
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	351,808	613,045
	Shenzhen Sunway Communication Co. Ltd., Class A	356,100	988,332
	Shenzhen Tagen Group Co. Ltd., Class A	553,400	428,290
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	384,100	381,222
*	Shenzhen World Union Group, Inc., Class A	947,381	370,543
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	439,700	339,205
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	132,500	163,789
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	151,494	554,746
	Shenzhen Zhenye Group Co. Ltd., Class A	501,200	350,386
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,038,400	759,644
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	683,200	683,195
* ††	Shimao Group Holdings Ltd.	7,589,035	801,283
	Shoucheng Holdings Ltd.	10,507,683	2,724,595
	Shougang Fushan Resources Group Ltd.	10,496,277	3,567,650
	Shui On Land Ltd.	21,882,303	2,653,360
*	Sichuan Development Lomon Co. Ltd., Class A	479,100	647,694
*	Sichuan Haite High-tech Co. Ltd., Class A	39,800	51,254
	Sichuan Hebang Biotechnology Co. Ltd., Class A	2,269,000	906,312
	Sichuan Hexie Shuangma Co. Ltd., Class A	152,178	422,668
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	483,255	2,220,911
*	Sichuan Lutianhua Co. Ltd., Class A	246,200	161,250
	Sichuan Road & Bridge Group Co. Ltd., Class A	1,133,099	2,595,720
	Sichuan Yahua Industrial Group Co. Ltd., Class A	270,000	733,482
	Sieyuan Electric Co. Ltd., Class A	182,700	1,213,906
#	Sihuan Pharmaceutical Holdings Group Ltd.	18,547,000	1,899,590
*	Silver Grant International Holdings Group Ltd.	6,302,804	228,912
	Sinochem International Corp., Class A	575,231	515,984
	Sinofert Holdings Ltd.	12,586,000	1,590,789
	Sinolink Securities Co. Ltd., Class A	612,600	832,774
*	Sinolink Worldwide Holdings Ltd.	16,481,714	346,952
	Sinoma International Engineering Co., Class A	473,500	987,319
	Sinoma Science & Technology Co. Ltd., Class A	573,662	1,751,092
	Sinomach Automobile Co. Ltd., Class A	510,561	754,531
	Sino-Ocean Group Holding Ltd.	19,882,102	1,754,678
	Sinopec Engineering Group Co. Ltd., Class H	8,440,500	4,376,919
	Sinopec Kantons Holdings Ltd.	5,782,000	2,140,119
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	16,670,000	2,915,152
	Sinopharm Group Co. Ltd., Class H	7,101,600	25,155,837
	Sinosteel Engineering & Technology Co. Ltd., Class A	181,300	232,120
	Sinotrans Ltd., Class H	11,586,000	4,008,954
	Sinotruk Hong Kong Ltd.	3,891,335	5,946,896
	Sinotruk Jinan Truck Co. Ltd., Class A	340,258	717,441
	Skyworth Group Ltd.	8,216,116	4,096,100
	Sobute New Materials Co. Ltd., Class A	129,500	275,109
*	SOHO China Ltd.	11,467,888	1,916,820
	SooChow Securities Co. Ltd., Class A	1,002,430	1,050,392
# *	South Manganese Investment Ltd.	1,336,000	84,248
	Southwest Securities Co. Ltd., Class A	601,500	334,241
*	SPT Energy Group, Inc.	4,862,000	164,589
	SSY Group Ltd.	3,906,000	2,731,977
*	STO Express Co. Ltd., Class A	339,900	526,740
*	Strawbear Entertainment Group	124,000	15,911
	Sumavision Technologies Co. Ltd., Class A	269,300	253,088
	Sun Art Retail Group Ltd.	3,353,500	1,457,701

DIMENSIONAL EMERGING MARKETS VALUE FUND

CO.NTINUED

		Shares	Value»
CHINA — (Continued)
	Sunfly Intelligent Technology Co. Ltd., Class A	128,600	$197,180
	Suning Universal Co. Ltd., Class A	1,358,605	577,436
*††Ω	Sunshine 100 China Holdings Ltd.	249,000	2,189
*	Sunward Intelligent Equipment Co. Ltd., Class A	318,700	278,518
	Sunwoda Electronic Co. Ltd., Class A	144,100	350,725
	Suzhou Anjie Technology Co. Ltd., Class A	136,100	257,502
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	534,200	1,909,592
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	763,175	595,530
	Tangshan Jidong Cement Co. Ltd., Class A	652,744	769,787
	TangShan Port Group Co. Ltd., Class A	1,646,190	939,475
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	660,100	551,747
	TBEA Co. Ltd., Class A	1,204,460	3,937,481
	TCL Electronics Holdings Ltd.	5,252,666	2,458,966
	TCL Technology Group Corp., Class A	3,870,635	2,238,253
	Ten Pao Group Holdings Ltd.	304,000	47,514
*	Tencent Music Entertainment Group, ADR	1,722,602	12,764,481
	Tian An China Investment Co. Ltd.	4,049,000	2,194,174
	Tian Di Science & Technology Co. Ltd., Class A	992,900	784,020
Ω	Tian Ge Interactive Holdings Ltd.	1,058,000	52,766
	Tiangong International Co. Ltd.	4,576,000	1,391,493
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	24,000	9,574
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	990,211	825,407
	Tianjin Pharmaceutical Da Re Tang Group Corp Ltd., Class A	51,500	320,372
	Tianjin Port Development Holdings Ltd.	16,373,657	1,253,058
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	42,400	131,789
	Tianjin Teda Co. Ltd., Class A	134,611	80,902
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	86,200	83,344
	Tianma Microelectronics Co. Ltd., Class A	825,024	1,175,951
#	Tianneng Power International Ltd.	4,030,000	4,679,595
	Tianshan Aluminum Group Co. Ltd., Class A	561,729	589,273
	Tianshui Huatian Technology Co. Ltd., Class A	914,476	1,185,225
* ††	Tianyun International Holdings Ltd.	1,132,000	259,331
	Tibet Tianlu Co. Ltd., Class A	242,700	238,840
	Titan Wind Energy Suzhou Co. Ltd., Class A	526,900	1,049,259
	Tomson Group Ltd.	3,354,526	758,963
	Tong Ren Tang Technologies Co. Ltd., Class H	2,382,000	2,579,279
*	TongFu Microelectronics Co. Ltd., Class A	432,600	1,121,170
	Tongkun Group Co. Ltd., Class A	547,222	1,021,118
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	656,500	417,679
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,405,346	1,620,306
	Tongyu Heavy Industry Co. Ltd., Class A	1,082,500	394,230
	Top Spring International Holdings Ltd.	146,000	17,826
	Topsec Technologies Group., Inc, Class A	28,515	48,888
	Transfar Zhilian Co. Ltd., Class A	1,128,500	900,155
*	Trigiant Group Ltd.	4,254,000	214,730
*	Trip.com Group Ltd., ADR	1,370,818	48,677,747
* ††	Trony Solar Holdings Co. Ltd.	8,775,000	0
	Truking Technology Ltd., Class A	119,600	271,834
	Truly International Holdings Ltd.	3,870,000	490,425
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	1,525,000	376,865
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	377,920	172,000
	Unilumin Group Co. Ltd., Class A	406,300	490,232
	Uni-President China Holdings Ltd.	3,447,000	3,441,716
	Unisplendour Corp Ltd., Class A	648,564	2,781,210
*	United Energy Group Ltd.	14,690,000	2,213,695
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	472,637	962,428
	Valiant Co. Ltd., Class A	71,700	189,885
	Vats Liquor Chain Store Management JSC Ltd., Class A	51,100	199,428
	Victory Giant Technology Huizhou Co. Ltd., Class A	388,931	1,041,954

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Vinda International Holdings Ltd.	1,140,000	$2,978,656
*	Viomi Technology Co. Ltd., ADR	17,294	16,052
*	Vipshop Holdings Ltd., ADR	1,817,319	28,531,908
#* Ω	Viva Biotech Holdings	1,447,500	298,322
*	Vnet Group, Inc., ADR	407,681	1,198,582
	Wangneng Environment Co. Ltd., Class A	130,540	323,271
	Wangsu Science & Technology Co. Ltd., Class A	837,700	1,089,883
	Wanxiang Qianchao Co. Ltd., Class A	1,053,660	775,433
	Wasion Holdings Ltd.	2,834,000	1,264,423
	Wasu Media Holding Co Ltd., Class A	463,486	634,668
*	Weibo Corp., Sponsored ADR	123,100	2,155,481
# *	Weibo Corp., Class A	1,100	19,730
	Weichai Power Co. Ltd., Class H	7,564,000	11,180,656
	Weifu High-Technology Group Co. Ltd., Class A	168,400	406,745
	Weiqiao Textile Co., Class H	3,099,500	601,339
*	Wellhope Foods Co. Ltd., Class A	352,688	518,536
	West China Cement Ltd.	11,940,000	1,479,468
	Western Securities Co. Ltd., Class A	927,448	897,968
	Wharf Holdings Ltd.	1,889,000	4,319,404
	Wingtech Technology Co. Ltd., Class A	219,100	1,668,987
	Wolong Electric Group Co. Ltd., Class A	363,300	644,479
	Wuchan Zhongda Group Co. Ltd., Class A	1,479,800	1,166,311
	Wuhu Token Science Co. Ltd., Class A	1,106,100	982,743
	Wushang Group Co. Ltd., Class A	309,900	509,817
	Wuxi Boton Technology Co. Ltd., Class A	95,200	410,250
	Wuxi Taiji Industry Co. Ltd., Class A	961,647	917,433
	XCMG Construction Machinery Co. Ltd., Class A	2,845,700	2,820,336
	Xiamen C & D, Inc., Class A	868,100	1,522,217
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	240,900	277,238
	Xiamen International Airport Co. Ltd., Class A	45,826	128,827
	Xiamen Intretech, Inc., Class A	213,100	549,871
	Xiamen ITG Group Corp. Ltd., Class A	611,502	805,210
	Xiamen Tungsten Co. Ltd., Class A	299,740	847,601
	Xiamen Xiangyu Co. Ltd., Class A	517,700	797,858
	Xiandai Investment Co. Ltd., Class A	184,100	115,456
	Xiangcai Co. Ltd., Class A	118,500	144,072
	Xianhe Co. Ltd., Class A	28,600	100,284
* Ω	Xiaomi Corp., Class B	26,124,400	37,081,066
	Xilinmen Furniture Co. Ltd., Class A	97,400	357,619
	Xinfengming Group Co. Ltd., Class A	144,260	214,747
	Xingda International Holdings Ltd.	7,644,215	1,569,883
	Xingfa Aluminium Holdings Ltd.	447,000	401,991
*	Xinhu Zhongbao Co. Ltd., Class A	2,810,943	1,125,852
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,828,000	1,653,113
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,550,200	2,091,309
	Xinjiang Tianshan Cement Co. Ltd., Class A	469,700	568,780
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,208,000	213,323
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	534,100	504,861
#	Xinte Energy Co. Ltd., Class H	1,456,800	3,607,093
	Xinxiang Chemical Fiber Co. Ltd., Class A	161,070	75,376
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	1,389,600	913,771
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	313,100	512,927
	Xinyi Energy Holdings Ltd.	2,196,000	614,446
	Xinyu Iron & Steel Co. Ltd., Class A	944,300	542,113
# *	XPeng, Inc, Class A	661,300	3,157,670
	Xuji Electric Co. Ltd., Class A	233,200	759,607
*	Yanchang Petroleum International Ltd.	6,720,000	33,414
	Yankuang Energy Group Co. Ltd., Class H	2,858,000	9,804,580
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	142,501	638,396

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	405,403	$1,591,220
	Yibin Tianyuan Group Co. Ltd., Class A	181,690	181,503
* Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	1,494,000	1,348,814
*	Yifan Pharmaceutical Co. Ltd., Class A	430,300	933,396
	Yintai Gold Co. Ltd., Class A	92,074	171,229
	Yip’s Chemical Holdings Ltd.	842,000	386,810
*	Yiren Digital Ltd., Sponsored ADR	127,021	269,285
* Ω	Yixin Group Ltd.	485,000	57,797
	Yixintang Pharmaceutical Group Co. Ltd., Class A	228,663	953,675
	Yotrio Group Co. Ltd., Class A	1,258,400	717,676
	Youngor Group Co. Ltd, Class A	1,239,313	1,228,134
	YTO Express Group Co. Ltd, Class A	736,587	1,841,999
	Yuexiu Property Co. Ltd.	8,006,357	11,582,507
	Yunda Holding Co. Ltd., Class A	932,989	1,637,272
	Yunnan Aluminium Co. Ltd., Class A	1,009,211	2,078,790
	Yunnan Baiyao Group Co. Ltd, Class A	230,977	1,941,087
	Yunnan Copper Co. Ltd., Class A	483,200	880,874
	Yunnan Tin Co. Ltd., Class A	466,300	1,041,644
# *	Zall Smart Commerce Group Ltd.	570,000	28,701
	ZBOM Home Collection Co. Ltd., Class A	37,700	178,374
*	Zepp Health Corp, ADR	7,140	10,424
	Zhefu Holding Group Co. Ltd., Class A	1,257,000	693,730
*	Zhejiang Century Huatong Group Co. Ltd., Class A	1,709,754	1,694,722
	Zhejiang China Commodities City Group Co. Ltd., Class A	679,700	951,600
	Zhejiang Chint Electrics Co. Ltd., Class A	779,352	2,938,588
	Zhejiang Communications Technology Co. Ltd.	344,187	307,123
	Zhejiang Crystal-Optech Co. Ltd., Class A	400,600	673,213
	Zhejiang Dahua Technology Co. Ltd., Class A	583,623	1,980,374
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	126,864	232,019
# * ††	Zhejiang Glass Co. Ltd., Class H	437,000	0
	Zhejiang Hailiang Co. Ltd., Class A	650,665	1,145,122
	Zhejiang Hangmin Co. Ltd., Class A	625,181	714,902
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	710,600	791,300
	Zhejiang Huace Film & Television Co. Ltd., Class A	447,632	558,480
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	470,400	669,278
	Zhejiang Jianfeng Group Co. Ltd., Class A	52,300	92,633
*	Zhejiang Jingu Co. Ltd., Class A	389,500	377,514
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	406,551	870,728
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	164,600	379,237
	Zhejiang Juhua Co. Ltd, Class A	505,207	1,106,916
	Zhejiang Longsheng Group Co. Ltd, Class A	1,199,533	1,661,128
	Zhejiang Medicine Co. Ltd, Class A	382,817	662,358
*	Zhejiang Narada Power Source Co. Ltd, Class A	104,000	302,311
	Zhejiang NHU Co. Ltd, Class A	953,776	2,353,165
	Zhejiang Orient Financial Holdings Group Co. Ltd, Class A	1,146,800	661,379
	Zhejiang Orient Gene Biotech Co. Ltd, Class A	36,472	310,484
	Zhejiang Runtu Co. Ltd., Class A	378,930	404,795
	Zhejiang Semir Garment Co. Ltd., Class A	588,099	570,917
	Zhejiang Southeast Space Frame Co. Ltd., Class A	245,900	229,885
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	23,500	58,785
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	920,600	810,667
*	Zhejiang Wanliyang Co. Ltd., Class A	366,141	448,353
	Zhejiang Wanma Co. Ltd., Class A	119,500	186,254
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	203,700	439,708
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	291,428	527,266
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,255,200	1,401,462
	Zheshang Securities Co. Ltd., Class A	68,700	101,768
*	Zhong An Group Ltd.	15,060,600	443,131
	Zhongjin Gold Corp. Ltd., Class A	1,506,102	2,595,103

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	567,100	$432,807
*	Zhongtian Financial Group Co. Ltd., Class A	926,500	88,230
	Zhongyuan Environment-Protection Co. Ltd., Class A	163,500	160,147
*	Zhuguang Holdings Group Co. Ltd.	230,000	21,429
	Zhuhai Huafa Properties Co. Ltd., Class A	523,500	802,883
	Zhuzhou CRRC Times Electric Co. Ltd.	582,600	2,351,371
	Zhuzhou Kibing Group Co. Ltd., Class A	795,846	1,183,747
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	727,100	747,229
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	4,619,800	2,521,692

TOTAL CHINA			3,029,413,621

COLOMBIA — (0.0%)
	BAC Holding International Corp.	41,257	1,993
	Bancolombia SA, Sponsored ADR	51,592	1,264,004
	Bancolombia SA	50,766	389,012
	Cementos Argos SA	489,654	322,059
*	Corp. Financiera Colombiana SA	45,324	128,215
	Grupo Argos SA	1,415,756	2,666,973
	Mineros SA	128,115	54,540

TOTAL COLOMBIA			4,826,796

CZECH REPUBLIC — (0.1%)
	CEZ AS.	35,709	1,917,077
	Komercni Banka AS	217,216	7,013,608
Ω	Moneta Money Bank AS	459,120	1,683,416

TOTAL CZECH REPUBLIC			10,614,101

GREECE — (0.4%)
*	Alpha Services & Holdings SA	5,839,051	7,320,035
	Autohellas Tourist & Trading SA	38,034	537,145
	Bank of Greece	50,963	913,017
*	Eurobank Ergasias Services & Holdings SA, Class A	6,401,974	9,051,936
	Fourlis Holdings SA	61,713	272,344
	Hellenic Energy Holdings SA	175,484	1,393,395
	Intracom Holdings SA	283,664	556,329
	JUMBO SA	7,085	163,235
*	LAMDA Development SA	15,357	94,866
	Motor Oil Hellas Corinth Refineries SA	109,001	2,597,882
	Mytilineos SA	261,799	7,595,518
*	National Bank of Greece SA	1,375,050	7,195,851
*	Piraeus Financial Holdings SA	408,403	966,134
	Titan Cement International SA	101,687	1,679,557

TOTAL GREECE			40,337,244

HONG KONG — (0.0%)
* ††	Anxin-China Holdings Ltd.	6,152,000	0
* ††	CECEP COSTIN New Materials Group Ltd.	132,000	0
* ††	China Common Rich Renewable Energy Investments Ltd.	14,642,000	0
* ††	CTEG	9,748,000	0
*	Kai Yuan Holdings Ltd.	15,560,000	31,765
* ††	Tenwow International Holdings Ltd.	2,984,000	0
*	Tongda Group Holdings Ltd.	17,905,000	251,831
* ††	Untrade.Lumena Newmat	1,315,048	0

TOTAL HONG KONG			283,596

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	2,741,643	$22,232,692
	OTP Bank Nyrt	30,165	919,215

TOTAL HUNGARY			23,151,907

INDIA — (15.8%)
	360 ONE WAM Ltd.	404,560	2,073,175
	Aarti Drugs Ltd.	10,796	55,702
	ACC Ltd.	347,990	7,521,215
*	Adani Transmission Ltd.	283,051	3,576,899
*	Aditya Birla Capital Ltd.	2,819,121	5,785,430
	Advanced Enzyme Technologies Ltd.	3,682	11,679
	AGI Greenpac Ltd.	39,925	203,068
	Alembic Ltd.	483,755	370,372
	Alembic Pharmaceuticals Ltd.	107,282	729,130
	Allcargo Logistics Ltd.	406,354	1,363,741
	Allcargo Terminals Ltd.	406,354	304,792
	Amara Raja Batteries Ltd.	123,827	912,128
	Ambuja Cements Ltd.	2,287,719	11,138,656
	Andhra Sugars Ltd.	128,052	181,675
	Apar Industries Ltd.	21,306	734,363
	Apollo Tyres Ltd.	1,942,429	8,269,169
*	Arvind Ltd.	917,465	1,213,393
*	Ashoka Buildcon Ltd.	131,103	141,126
* Ω	Aster DM Healthcare Ltd.	202,599	610,619
	Astra Microwave Products Ltd.	4,668	17,644
	Aurobindo Pharma Ltd.	1,401,591	10,561,005
	Avadh Sugar & Energy Ltd.	2,336	14,544
	Avanti Feeds Ltd.	17,112	75,827
	Axis Bank Ltd.	9,710,222	102,500,145
	Bajaj Auto Ltd.	1,300	70,209
	Bajaj Consumer Care Ltd.	69,062	134,011
*	Bajaj Hindusthan Sugar Ltd.	69,831	12,529
	Bajaj Holdings & Investment Ltd.	210,961	17,810,235
	Balmer Lawrie & Co. Ltd.	409,141	592,141
	Balrampur Chini Mills Ltd.	725,111	3,699,446
	Banco Products India Ltd.	54,069	171,062
* Ω	Bandhan Bank Ltd.	893,615	2,513,155
	Bank of Baroda	4,069,275	9,413,188
	Bank of India	936,988	966,000
	Bank of Maharashtra	969,564	359,104
*	BEML Land Assets Ltd.	85,018	215,827
	BEML Ltd.	85,018	1,266,919
	Bhansali Engineering Polymers Ltd.	22,063	27,349
	Bharat Bijlee Ltd.	2,912	97,759
	Bharat Electronics Ltd.	11,230,109	14,201,916
	Bharat Heavy Electricals Ltd.	5,214,133	5,026,858
	Birla Corp. Ltd.	157,915	1,778,130
	Birlasoft Ltd.	366,333	1,229,814
	Bliss Gvs Pharma Ltd.	8,394	7,888
	Bodal Chemicals Ltd.	190,330	163,447
	Bombay Burmah Trading Co.	23,922	303,212
	Brigade Enterprises Ltd.	53,683	328,979
	BSE Ltd.	323,589	2,078,955
*	Camlin Fine Sciences Ltd.	47,294	99,994
	Can Fin Homes Ltd.	95,172	718,970
	Canara Bank	1,292,841	5,029,676
*	Capacit’e Infraprojects Ltd.	73,896	118,942
	Caplin Point Laboratories Ltd.	5,625	46,759
	Care Ratings Ltd.	1,463	11,510

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ceat Ltd.	151,734	$2,910,605
	Century Enka Ltd.	32,855	161,170
	Century Textiles & Industries Ltd.	83,568	697,489
	CG Power & Industrial Solutions Ltd.	1,894,609	7,149,860
	Chambal Fertilisers & Chemicals Ltd.	891,271	3,115,486
††	Chennai Super Kings Cricket Ltd.	5,080,767	26,193
	Cholamandalam Financial Holdings Ltd.	423,629	3,128,412
	Cigniti Technologies Ltd.	4,594	48,551
	Cipla Ltd.	806,395	8,980,456
	City Union Bank Ltd.	1,270,222	2,208,364
Ω	Cochin Shipyard Ltd.	119,855	739,568
	Container Corp. of India Ltd.	315,751	2,363,985
*	Cosmo First Ltd.	7,049	53,791
*	CSB Bank Ltd.	78,753	270,612
	Cyient Ltd.	147,084	2,127,113
	Dalmia Bharat Ltd.	313,996	7,697,713
	Dalmia Bharat Sugar & Industries Ltd.	29,477	133,974
	DB Corp. Ltd.	129,970	187,911
	DCB Bank Ltd.	1,070,562	1,399,345
	DCM Shriram Ltd.	222,685	2,224,556
	DCW Ltd.	318,812	179,314
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	309,410	2,270,357
	Delta Corp. Ltd.	294,893	741,787
*	DEN Networks Ltd.	357,048	134,134
*	Dhampur Bio Organics Ltd.	187,939	382,623
	Dhampur Sugar Mills Ltd.	164,532	493,143
Ω	Dilip Buildcon Ltd.	76,579	169,192
*	Dish TV India Ltd.	617,132	120,148
*	Dishman Carbogen Amcis Ltd.	321,072	547,768
	DLF Ltd.	1,774,933	9,252,674
	Dr Reddy’s Laboratories Ltd., ADR	71,016	4,293,627
	Dwarikesh Sugar Industries Ltd.	216,856	244,618
	eClerx Services Ltd.	19,004	311,080
	Edelweiss Financial Services Ltd.	43,760	36,630
	EID Parry India Ltd.	526,165	3,238,848
	Electrosteel Castings Ltd.	810,563	377,647
	Engineers India Ltd.	597,063	604,232
	EPL Ltd.	103,193	220,764
* Ω	Equitas Small Finance Bank Ltd.	325,660	275,893
	Escorts Kubota Ltd.	71,108	1,725,676
	Everest Industries Ltd.	8,915	95,753
	Everest Kanto Cylinder Ltd.	22,567	26,801
	Excel Industries Ltd.	8,306	89,125
*	Exide Industries Ltd.	715,896	1,715,743
*	FDC Ltd.	121,378	435,636
	Federal Bank Ltd.	9,464,464	15,672,136
	FIEM Industries Ltd.	17,260	374,086
	Filatex India Ltd.	576,966	257,656
	Finolex Cables Ltd.	451,154	4,933,953
	Finolex Industries Ltd.	783,938	1,609,233
	Firstsource Solutions Ltd.	1,699,392	2,429,745
	Force Motors Ltd.	8,258	135,355
*	Fortis Healthcare Ltd.	976,493	3,121,211
	Gabriel India Ltd.	229,139	432,652
	GAIL India Ltd.	13,128,447	17,248,523
	Garden Reach Shipbuilders & Engineers Ltd.	4,054	23,035
	Gateway Distriparks Ltd.	1,300,508	1,017,928
*	GE Power India Ltd.	5,921	9,467
Ω	General Insurance Corp. of India	182,165	342,783

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Genus Power Infrastructures Ltd.	108,228	$120,524
	GHCL Ltd.	319,929	1,906,328
	Ghcl Textiles Ltd.	319,929	129,987
	GIC Housing Finance Ltd.	54,860	110,521
	Glenmark Pharmaceuticals Ltd.	861,922	5,943,755
	Godawari Power & Ispat Ltd.	37,872	165,832
	Godfrey Phillips India Ltd.	84,931	1,841,627
*	Godrej Industries Ltd.	9,973	54,699
	Granules India Ltd.	890,517	3,273,110
	Graphite India Ltd.	70,903	257,710
	Grasim Industries Ltd.	981,970	20,668,220
	Grauer & Weil India Ltd.	41,217	57,026
	Great Eastern Shipping Co. Ltd.	503,782	4,182,613
	Gujarat Alkalies & Chemicals Ltd.	126,926	1,065,945
	Gujarat Ambuja Exports Ltd.	320,377	1,147,350
	Gujarat Fluorochemicals Ltd.	109,504	4,553,651
	Gujarat Mineral Development Corp. Ltd.	465,476	893,465
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	390,910	2,812,209
	Gujarat Pipavav Port Ltd.	717,202	997,809
	Gujarat State Fertilizers & Chemicals Ltd.	1,076,003	2,091,516
	Gujarat State Petronet Ltd.	1,304,285	4,555,134
*	Hathway Cable & Datacom Ltd.	1,561,547	257,468
	HBL Power Systems Ltd.	142,408	196,870
	HDFC Bank Ltd.	177,569	3,670,296
	HEG Ltd.	25,506	349,313
	HeidelbergCement India Ltd.	337,281	713,187
	Heritage Foods Ltd.	26,682	55,417
	Hero MotoCorp Ltd.	216,931	6,806,437
*	Heubach Colorants India Ltd.	2,502	9,948
	HFCL Ltd.	1,029,117	814,842
	HG Infra Engineering Ltd.	13,314	143,453
	Hikal Ltd.	207,988	747,302
	HIL Ltd.	19,349	641,294
	Himadri Speciality Chemical Ltd.	677,080	858,794
	Himatsingka Seide Ltd.	108,569	109,679
	Hindalco Industries Ltd.	8,224,639	44,068,117
	Hinduja Global Solutions Ltd.	108,096	1,370,674
	Hindustan Aeronautics Ltd.	142,634	5,104,047
	Housing Development Finance Corp. Ltd.	2,663,444	90,565,366
	Huhtamaki India Ltd.	14,023	38,961
	I G Petrochemicals Ltd.	12,373	73,338
	ICICI Bank Ltd., Sponsored ADR	3,348,799	76,185,174
	ICICI Bank Ltd.	864,565	9,770,769
*	IDFC First Bank Ltd.	9,141,208	6,962,741
	IDFC Ltd.	4,136,198	4,468,998
	IIFL Finance Ltd.	647,553	3,803,069
	IIFL Securities Ltd.	1,622,268	1,170,786
	India Cements Ltd.	714,772	1,624,091
	India Glycols Ltd.	71,166	493,314
	India Nippon Electricals Ltd.	6,634	29,677
*	Indiabulls Housing Finance Ltd.	1,917,170	2,540,493
*	Indiabulls Real Estate Ltd.	1,065,971	953,663
	Indian Bank	544,017	2,150,073
*	Indian Overseas Bank	2,458,706	778,823
Ω	Indian Railway Finance Corp. Ltd.	2,984,492	1,161,018
	Indo Count Industries Ltd.	254,848	425,392
	Indoco Remedies Ltd.	6,581	25,900
	Indus Towers Ltd.	1,182,424	2,243,874
	IndusInd Bank Ltd.	1,406,532	19,921,081

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Infibeam Avenues Ltd.	5,141,087	$871,514
	Info Edge India Ltd.	58,485	2,708,184
	Insecticides India Ltd.	2,483	14,542
	IOL Chemicals & Pharmaceuticals Ltd.	91,980	450,210
Ω	IRCON International Ltd.	527,295	479,480
	ISGEC Heavy Engineering Ltd.	2,418	14,430
	ITD Cementation India Ltd.	264,949	402,640
	J Kumar Infraprojects Ltd.	195,052	656,157
	Jagran Prakashan Ltd.	450,732	405,235
	Jai Corp. Ltd.	312,837	569,836
*	Jammu & Kashmir Bank Ltd.	1,448,162	1,038,710
	JB Chemicals & Pharmaceuticals Ltd.	57,583	1,488,439
	Jindal Poly Films Ltd.	65,661	502,395
	Jindal Saw Ltd.	934,025	1,874,184
	Jindal Stainless Ltd.	688,606	2,393,311
	Jindal Steel & Power Ltd.	2,511,327	17,943,314
	JK Lakshmi Cement Ltd.	242,018	2,316,424
	JK Paper Ltd.	463,654	2,148,022
	JK Tyre & Industries Ltd.	567,910	1,249,301
	JM Financial Ltd.	2,396,853	1,792,735
	JSW Energy Ltd.	1,940,926	6,176,763
	JSW Steel Ltd.	4,182,960	37,284,635
	Jubilant Ingrevia Ltd.	258,072	1,330,472
	Jubilant Pharmova Ltd.	448,069	1,702,166
	Kalpataru Power Transmission Ltd.	421,283	2,788,063
	Kalyani Steels Ltd.	83,000	336,846
	Karnataka Bank Ltd.	1,284,080	2,122,223
	Karur Vysya Bank Ltd.	2,422,829	2,904,316
	Kaveri Seed Co. Ltd.	89,790	583,712
	KCP Ltd.	60,061	78,072
	KEC International Ltd.	107,121	601,495
*	Kiri Industries Ltd.	72,290	261,591
	Kirloskar Brothers Ltd.	6,395	33,460
	Kirloskar Ferrous Industries Ltd.	16,602	83,567
	Kirloskar Oil Engines Ltd.	311,154	1,502,988
	Kitex Garments Ltd.	33,999	66,925
	KNR Constructions Ltd.	421,156	1,239,787
	Kolte-Patil Developers Ltd.	122,121	378,131
	KPIT Technologies Ltd.	168,202	1,890,539
	KRBL Ltd.	191,455	926,157
	Krsnaa Diagnostics Ltd.	4,378	27,191
	L&T Finance Holdings Ltd.	4,273,248	4,855,769
	Larsen & Toubro Ltd.	2,322,577	67,211,939
	LG Balakrishnan & Bros Ltd.	48,273	514,899
	LIC Housing Finance Ltd.	1,853,013	7,816,728
	LT Foods Ltd.	920,767	1,252,217
	Lumax Auto Technologies Ltd.	34,557	132,653
	Lupin Ltd.	837,457	7,252,873
*	LUX Industries Ltd.	2,068	34,726
	Maharashtra Seamless Ltd.	313,652	1,652,255
	Mahindra & Mahindra Financial Services Ltd.	3,359,620	10,689,356
	Mahindra & Mahindra Ltd.	3,828,144	57,512,435
	Mahindra CIE Automotive Ltd.	363,559	1,782,039
	Mahindra Lifespace Developers Ltd.	143,741	655,666
	Maithan Alloys Ltd.	15,588	172,942
	Manappuram Finance Ltd.	1,911,909	3,039,273
	Marksans Pharma Ltd.	1,230,067	1,214,201
Ω	MAS Financial Services Ltd.	6,085	52,159
*	Max Ventures & Industries Ltd.	16,842	39,675

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Mayur Uniquoters Ltd.	21,970	$137,162
	Mazagon Dock Shipbuilders Ltd.	78,360	725,505
	Meghmani Finechem Ltd.	149	1,752
	Meghmani Organics Ltd.	808,679	844,448
	Minda Corp. Ltd.	56,052	194,622
Ω	Mishra Dhatu Nigam Ltd.	21,931	55,122
	MOIL Ltd.	323,328	620,134
	Monte Carlo Fashions Ltd.	30,939	268,639
*	Morepen Laboratories Ltd.	305,950	102,982
	Motilal Oswal Financial Services Ltd.	14,145	107,142
	MRF Ltd.	6,817	7,422,567
	Muthoot Finance Ltd.	93,555	1,166,857
	Nahar Spinning Mills Ltd.	1,415	4,979
	Natco Pharma Ltd.	4,716	33,195
	National Aluminium Co. Ltd.	3,964,100	4,033,067
*	National Fertilizers Ltd.	124,949	121,160
	Nava Ltd.	507,459	1,465,414
	Navneet Education Ltd.	86,741	122,334
	NCC Ltd.	1,984,402	2,911,129
	NCL Industries Ltd.	12,157	27,866
	NESCO Ltd.	24,121	163,657
	Neuland Laboratories Ltd.	5,662	147,991
*	NIIT Ltd.	437,883	1,947,266
	Nilkamal Ltd.	35,747	900,609
	NMDC Ltd.	2,233,783	2,976,904
* ††	NMDC Steel Ltd.	2,233,783	1,009,943
	NOCIL Ltd.	359,767	939,528
	NRB Bearings Ltd.	85,234	157,241
	Nucleus Software Exports Ltd.	24,787	183,437
	Oberoi Realty Ltd.	445,933	4,987,966
*	Omaxe Ltd.	202,248	132,318
	OnMobile Global Ltd.	95,484	82,088
	Orient Cement Ltd.	626,309	975,591
*	Oriental Hotels Ltd.	14,714	16,264
	Panama Petrochem Ltd.	55,120	200,611
* Ω	Parag Milk Foods Ltd.	101,438	109,236
*	Patel Engineering Ltd.	435,924	109,498
*	PC Jeweller Ltd.	168,810	52,840
	PCBL Ltd.	1,018,571	1,599,647
	Petronet LNG Ltd.	3,937,868	11,430,147
	Piramal Enterprises Ltd.	380,449	3,436,131
*	Piramal Pharma Ltd.	1,521,796	1,314,916
* Ω	PNB Housing Finance Ltd.	186,149	1,019,181
	PNB Housing Finance Ltd.	99,968	544,816
	PNC Infratech Ltd.	369,127	1,282,055
	Polyplex Corp. Ltd.	96,705	1,613,704
	Power Finance Corp. Ltd.	4,872,837	10,160,144
	Power Mech Projects Ltd.	6,909	222,772
*	Prakash Industries Ltd.	427,986	287,071
	Prestige Estates Projects Ltd.	653,042	3,917,554
*	Pricol Ltd.	220,618	677,397
*	PTC India Financial Services Ltd.	1,527,475	270,558
	PTC India Ltd.	1,090,055	1,269,256
	Punjab National Bank	5,997,812	3,851,307
Ω	Quess Corp. Ltd.	29,855	132,928
	Rain Industries Ltd.	921,211	1,832,856
	Rajesh Exports Ltd.	372,553	2,545,772
	Rallis India Ltd.	368,604	853,776
	Ramco Cements Ltd.	117,792	1,065,195

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ramco Industries Ltd.	118,646	$187,734
	Ramkrishna Forgings Ltd.	86,812	344,453
	Rane Holdings Ltd.	1,527	17,406
	Rashtriya Chemicals & Fertilizers Ltd.	991,792	1,325,104
	Raymond Ltd.	218,777	4,271,741
* Ω	RBL Bank Ltd.	1,009,878	1,997,219
	REC Ltd.	7,646,370	12,399,187
	Redington Ltd.	3,602,635	7,437,327
	Redtape Ltd.	93,391	250,891
	Reliance Industries Ltd.	11,255,226	334,165,230
*	Reliance Power Ltd.	8,732,244	1,320,046
	Repco Home Finance Ltd.	187,377	437,014
	Rico Auto Industries Ltd.	124,266	109,378
	RITES Ltd.	59,631	280,861
	RSWM Ltd.	46,984	105,739
	Rupa & Co. Ltd.	7,199	21,510
	Sagar Cements Ltd.	15,384	36,301
	Samvardhana Motherson International Ltd.	3,481,298	3,142,056
	Sangam India Ltd.	7,163	23,914
*	Sanghi Industries Ltd.	14,900	11,760
	Sanghvi Movers Ltd.	23,670	112,180
	Sarda Energy & Minerals Ltd.	17,462	239,076
	Sasken Technologies Ltd.	7,289	79,859
*	Satin Creditcare Network Ltd.	12,537	22,275
	Savita Oil Technologies Ltd.	15,655	53,456
	Seshasayee Paper & Boards Ltd.	78,768	270,285
Ω	SH Kelkar & Co. Ltd.	56,839	80,105
	Shankara Building Products Ltd.	5,132	39,615
	Sharda Cropchem Ltd.	50,598	288,291
	Shipping Corp. of India Ltd.	839,608	936,297
	Shipping Corp. of India Ltd.	839,608	277,522
	Shriram Finance Ltd.	877,901	14,349,835
	Siyaram Silk Mills Ltd.	31,027	185,891
	Sobha Ltd.	232,907	1,321,239
	Somany Ceramics Ltd.	6,642	43,377
*	South Indian Bank Ltd.	4,961,219	1,002,104
*	Spandana Sphoorty Financial Ltd.	30,589	223,524
*	Star Cement Ltd.	34,342	49,114
	State Bank of India	7,219,632	51,074,729
	State Bank of India, GDR	18,502	1,302,541
	Steel Authority of India Ltd.	7,056,235	7,161,794
*	Strides Pharma Science Ltd.	328,728	1,366,746
	Sun Pharmaceutical Industries Ltd.	2,051,561	24,785,820
	Sun TV Network Ltd.	320,848	1,698,579
	Sundaram Finance Ltd.	1,601	46,359
	Sundaram-Clayton Ltd.	2,169	105,880
*	Sunflag Iron & Steel Co. Ltd.	20,079	36,515
	Sunteck Realty Ltd.	290,750	1,079,174
	Surya Roshni Ltd.	70,915	692,033
	Sutlej Textiles & Industries Ltd.	69,227	43,986
	Tamil Nadu Newsprint & Papers Ltd.	35,927	106,426
*	TARC Ltd.	263,704	162,202
	Tata Chemicals Ltd.	756,239	8,828,523
	Tata Coffee Ltd.	314,920	848,914
	Tata Consumer Products Ltd.	932,018	8,697,849
	Tata Metaliks Ltd.	1,879	17,897
	Tata Steel Ltd.	26,249,748	34,817,202
	TD Power Systems Ltd.	29,730	63,863
	Tech Mahindra Ltd.	172,502	2,167,443

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Techno Electric & Engineering Co. Ltd.	97,299	$444,216
* ††	Teledata Marine Solutions Ltd.	267,258	0
	Texmaco Rail & Engineering Ltd.	310,000	216,511
	Thirumalai Chemicals Ltd.	144,596	352,920
	Tide Water Oil Co. India Ltd.	12,468	131,871
	Time Technoplast Ltd.	700,810	726,439
	Tinplate Co. of India Ltd.	177,942	709,318
*	Titagarh Wagons Ltd.	153,588	624,905
	TransIndia Realty & Logistics Parks Ltd.	406,354	120,499
	Transport Corp. of India Ltd.	126,881	979,356
	Trident Ltd.	465,215	177,637
	Triveni Engineering & Industries Ltd.	479,523	1,689,606
	Tube Investments of India Ltd.	243,229	7,704,332
	TV Today Network Ltd.	55,663	131,626
*	TV18 Broadcast Ltd.	2,075,378	770,902
	TVS Srichakra Ltd.	7,003	241,937
	Uflex Ltd.	197,481	975,297
	Ujjivan Financial Services Ltd.	63,147	219,638
	Unichem Laboratories Ltd.	200,132	934,289
	Union Bank of India Ltd.	1,338,714	1,246,312
	UPL Ltd.	1,351,799	12,250,321
	Usha Martin Ltd.	512,950	1,343,565
	UTI Asset Management Co. Ltd.	10,556	85,063
*	VA Tech Wabag Ltd.	167,419	802,648
	Vakrangee Ltd.	91,871	19,007
*	Vardhman Textiles Ltd.	758,857	2,950,800
* Ω	Varroc Engineering Ltd.	99,361	354,157
	Vedanta Ltd.	2,085,561	7,150,468
	Venky’s India Ltd.	10,325	197,676
	Vindhya Telelinks Ltd.	23,855	511,179
	Visaka Industries Ltd.	2,383	11,756
*	Vodafone Idea Ltd.	8,039,629	685,198
	Voltamp Transformers Ltd.	1,323	48,338
	Welspun Corp. Ltd.	712,250	1,971,329
	Welspun Enterprises Ltd.	425,978	741,277
	Welspun India Ltd.	1,614,757	1,737,758
	West Coast Paper Mills Ltd.	200,308	1,357,025
	Wipro Ltd.	4,598,554	21,757,692
*	Wockhardt Ltd.	156,472	323,958
*	Yes Bank Ltd.	19,922,354	3,834,123
	Zee Entertainment Enterprises Ltd.	3,660,922	8,858,073
*	Zee Media Corp. Ltd.	637,519	70,255
	Zensar Technologies Ltd.	423,215	1,448,451
*	Zomato Ltd.	2,229,766	1,772,047
	Zydus Lifesciences Ltd.	245,911	1,567,958
	Zydus Wellness Ltd.	10,633	202,413

TOTAL INDIA			1,671,528,132

INDONESIA — (1.9%)
	ABM Investama Tbk PT	492,900	112,275
	Ace Hardware Indonesia Tbk PT	18,083,100	555,741
	Adaro Energy Indonesia Tbk PT	81,977,800	17,548,500
*	Adhi Karya Persero Tbk PT	5,899,000	175,505
*	Adi Sarana Armada Tbk PT	2,308,000	142,503
*	Alam Sutera Realty Tbk PT	36,827,000	447,547
	Aneka Tambang Tbk PT	8,520,300	1,225,684
	Astra Agro Lestari Tbk PT	3,043,766	1,603,731
	Astra International Tbk PT	66,861,400	30,841,082
	Astra Otoparts Tbk PT	291,800	36,438

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
* ††	Bakrie Telecom Tbk PT	160,430,200	$0
*	Bank Capital Indonesia Tbk PT	15,302,200	135,760
	Bank Mandiri Persero Tbk PT	57,420,724	20,298,213
	Bank Negara Indonesia Persero Tbk PT	20,222,341	13,032,254
	Bank OCBC Nisp Tbk PT	780,600	44,207
	Bank Pan Indonesia Tbk PT	48,253,501	3,636,054
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	17,941,684	1,535,822
	Bank Pembangunan Daerah Jawa Timur Tbk PT	19,489,500	896,978
	Bank Tabungan Negara Persero Tbk PT	36,201,215	3,079,056
*	Bekasi Fajar Industrial Estate Tbk PT	26,767,800	275,743
	BISI International Tbk PT	10,049,400	1,151,657
	Blue Bird Tbk PT	152,100	18,318
*	Buana Lintas Lautan Tbk PT	34,518,800	284,871
	Bukit Asam Tbk PT	22,403,100	6,336,143
*	Bumi Serpong Damai Tbk PT	15,113,700	1,098,764
	Ciputra Development Tbk PT	58,496,278	3,969,031
*	City Retail Developments Tbk PT	1,000,000	9,547
	Delta Dunia Makmur Tbk PT	28,749,200	636,123
	Dharma Satya Nusantara Tbk PT	6,701,500	283,446
*	Eagle High Plantations Tbk PT	16,689,200	68,316
	Elang Mahkota Teknologi Tbk PT	1,918,500	92,616
	Elnusa Tbk PT	17,885,700	393,483
	Erajaya Swasembada Tbk PT	54,411,000	1,845,222
*	Gajah Tunggal Tbk PT	8,135,800	388,156
*	Global Mediacom Tbk PT	1,611,500	30,590
	Gudang Garam Tbk PT	764,600	1,483,587
* ††	Hanson International Tbk PT	37,319,300	0
	Harum Energy Tbk PT	2,403,700	248,387
	Indah Kiat Pulp & Paper Tbk PT	15,605,300	8,292,248
	Indika Energy Tbk PT	11,304,900	2,010,884
	Indo Tambangraya Megah Tbk PT	2,252,600	5,124,682
	Indocement Tunggal Prakarsa Tbk PT	1,344,800	995,965
	Indofood Sukses Makmur Tbk PT	24,704,300	10,874,148
	Indomobil Sukses Internasional Tbk PT	218,700	35,189
	Integra Indocabinet Tbk PT	4,584,200	131,425
*	Intiland Development Tbk PT	16,318,400	184,704
	Japfa Comfeed Indonesia Tbk PT	29,403,550	2,087,565
	Jaya Real Property Tbk PT	62,683,400	2,243,655
*	Kawasan Industri Jababeka Tbk PT	151,628,856	1,240,069
	KMI Wire & Cable Tbk PT	10,201,300	206,055
*	Krakatau Steel Persero Tbk PT	3,578,500	69,341
*	Lippo Cikarang Tbk PT	2,408,310	133,047
*	Lippo Karawaci Tbk PT	220,161,662	1,397,818
*	Malindo Feedmill Tbk PT	6,123,100	182,915
	Medco Energi Internasional Tbk PT	48,315,232	3,348,125
*	Media Nusantara Citra Tbk PT	33,529,800	1,350,722
	Metrodata Electronics Tbk PT	4,968,950	193,213
	Mitra Pinasthika Mustika Tbk PT	3,767,800	339,209
*	MNC Kapital Indonesia Tbk PT	6,530,700	26,260
*	Mulia Industrindo Tbk PT	1,679,400	57,263
*	Multipolar Tbk PT	10,396,600	63,150
* ††	Omni Inovasi Indonesia Tbk PT	6,628,800	2,263
	Pabrik Kertas Tjiwi Kimia Tbk PT	4,725,400	2,186,675
	Pakuwon Jati Tbk PT	5,401,300	179,172
	Panin Financial Tbk PT	68,404,900	1,335,626
*	Paninvest Tbk PT	9,027,200	634,749
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	20,015,284	1,385,939
*	PP Persero Tbk PT	7,863,700	348,910
	Puradelta Lestari Tbk PT	2,516,000	29,009

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Ramayana Lestari Sentosa Tbk PT	11,738,200	$488,656
	Salim Ivomas Pratama Tbk PT	22,834,800	619,772
	Samator Indo Gas Tbk PT	887,900	115,687
	Sampoerna Agro Tbk PT	8,192,041	1,178,709
	Samudera Indonesia Tbk PT	5,703,500	150,227
*	Sarana Meditama Metropolitan Tbk PT	563,000	11,596
	Sawit Sumbermas Sarana Tbk PT	2,789,000	325,276
	Semen Indonesia Persero Tbk PT	16,610,451	6,755,884
	Siloam International Hospitals Tbk PT	9,896,100	1,168,212
	Sinar Mas Agro Resources & Technology Tbk PT	2,482,200	913,909
* ††	Sri Rejeki Isman Tbk PT	63,289,500	118,102
	Steel Pipe Industry of Indonesia PT	695,900	11,783
	Summarecon Agung Tbk PT	13,004,300	497,431
	Surya Citra Media Tbk PT	3,426,200	38,587
*	Surya Semesta Internusa Tbk PT	31,151,900	896,770
* ††	Suryainti Permata Tbk PT	17,378,000	0
	Tempo Scan Pacific Tbk PT	917,400	87,552
	Timah Tbk PT	8,788,900	610,012
* ††	Trada Alam Minera Tbk PT	188,544,700	120,491
	Trias Sentosa Tbk PT	336,500	15,828
	Triputra Agro Persada PT	1,841,500	80,396
	Tunas Baru Lampung Tbk PT	20,560,800	855,252
	Unggul Indah Cahaya Tbk PT	288,335	178,820
	United Tractors Tbk PT	9,805,000	19,355,804
*	Vale Indonesia Tbk PT	9,103,000	4,350,905
* ††	Waskita Beton Precast Tbk PT	22,419,100	79,468
*	Waskita Karya Persero Tbk PT	25,152,582	394,495
	Wijaya Karya Bangunan Gedung Tbk PT	6,598,700	62,580
	Wijaya Karya Beton Tbk PT	18,377,300	220,584
*	Wijaya Karya Persero Tbk PT	17,873,100	738,718
	XL Axiata Tbk PT	27,641,503	3,308,427

TOTAL INDONESIA			204,401,278

KUWAIT — (0.0%)
	A’ayan Leasing & Investment Co. KSCP	830,239	373,872
	Agility Public Warehousing Co. KSC	1,103,163	2,217,485
	Ahli United Bank KSCP	12,796	11,483
	Al Ahli Bank of Kuwait KSCP	11,426	12,118
	Arzan Financial Group for Financing & Investment KPSC	29,925	10,253
*	Asiya Capital Investments Co. KSCP	117,452	21,769
	Boubyan Petrochemicals Co. KSCP	10,459	27,850
	Burgan Bank SAK	33,611	23,691
	Gulf Bank KSCP	629,161	576,910
	Integrated Holding Co. KCSC	15,959	20,622
	Kuwait Finance House KSCP	232,313	564,010
	Kuwait International Bank KSCP	29,662	17,907
	Mezzan Holding Co. KSCC	82,545	102,087
	Mobile Telecommunications Co. KSCP	344,578	639,794
	National Investments Co. KSCP	46,929	38,897
	Warba Bank KSCP	186,156	138,501

TOTAL KUWAIT			4,797,249

MALAYSIA — (1.8%)
#	Aeon Co. M Bhd	1,758,700	501,667
#	AFFIN Bank Bhd	7,986,654	3,638,890
	Alliance Bank Malaysia Bhd	5,305,900	3,965,449
	Allianz Malaysia Bhd	93,300	290,573
	AMMB Holdings Bhd	7,769,962	6,301,269

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Batu Kawan Bhd	1,621,150	$7,921,707
*	Berjaya Assets Bhd	604,700	41,441
*	Berjaya Corp. Bhd	12,296,429	828,160
# *	Berjaya Land Bhd	5,491,800	326,043
	BIMB Holdings Bhd	1,420,807	640,327
	Boustead Holdings Bhd	2,832,091	543,768
#	Boustead Plantations Bhd	3,229,800	525,689
*	Bumi Armada Bhd	14,378,100	2,171,153
	Cahya Mata Sarawak Bhd	2,178,700	548,794
#	CB Industrial Product Holding Bhd	1,285,500	294,375
	CIMB Group Holdings Bhd	24,440,956	27,767,896
*	Coastal Contracts Bhd	18,700	9,630
*	Comfort Glove Bhd	227,900	19,719
#	CSC Steel Holdings Bhd	821,256	212,204
	Dagang NeXchange Bhd	162,900	19,109
	Dayang Enterprise Holdings Bhd	340,600	101,274
#	DRB-Hicom Bhd	4,774,600	1,513,004
	Eco World Development Group Bhd	4,326,900	729,783
# *	Ekovest Bhd	8,316,700	700,551
	Gadang Holdings Bhd	2,586,100	171,433
	Gamuda Bhd	6,425,346	5,985,267
	Genting Bhd	6,931,100	7,320,805
	Genting Malaysia Bhd	7,868,200	4,792,149
	Genting Plantations Bhd	82,800	111,432
	George Kent Malaysia Bhd	1,855,600	203,978
	HAP Seng Consolidated Bhd	505,582	560,668
	Hartalega Holdings Bhd	1,638,300	692,384
#	Hengyuan Refining Co. Bhd	648,300	482,087
# *	Hextar Healthcare Bhd	913,300	58,476
#	Hiap Teck Venture Bhd	7,260,700	563,722
#	Hibiscus Petroleum Bhd	3,128,500	720,696
	Hong Leong Financial Group Bhd	1,508,934	6,134,285
	Hong Leong Industries Bhd	129,100	263,951
	IGB Bhd	2,014,864	1,343,002
	IJM Corp. Bhd	14,832,318	5,198,753
	Insas Bhd	2,517,100	477,898
#	IOI Properties Group Bhd	6,537,125	1,702,686
*	Iskandar Waterfront City Bhd	1,951,300	160,323
# *	JAKS Resources Bhd	6,809,780	337,011
#	Jaya Tiasa Holdings Bhd	2,431,633	374,795
	Keck Seng Malaysia Bhd	732,600	568,908
# *	KNM Group Bhd	13,856,690	155,435
	Kossan Rubber Industries Bhd	671,900	188,704
# *	KSL Holdings Bhd	1,718,751	320,455
#	Kumpulan Fima Bhd	575,200	267,145
	Land & General Bhd	11,345,220	267,450
#	LBS Bina Group Bhd	3,959,834	378,264
# Ω	Lotte Chemical Titan Holding Bhd	955,993	268,337
#	Magnum Bhd	4,548,645	1,133,174
#	Mah Sing Group Bhd	7,078,462	961,835
	Malayan Banking Bhd	11,460,212	22,270,402
#	Malayan Flour Mills Bhd	3,257,475	537,441
#	Malaysia Building Society Bhd	11,735,843	1,634,201
	Malaysian Resources Corp. Bhd	9,629,347	660,842
	Matrix Concepts Holdings Bhd	1,342,450	430,560
	MBM Resources Bhd	783,003	630,981
	Mega First Corp. Bhd	370,400	283,992
	MISC Bhd	4,206,704	6,893,886
	MKH Bhd	1,882,878	558,615

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	MNRB Holdings Bhd	1,983,779	$445,256
	MPHB Capital Bhd	178,400	40,043
	Muda Holdings Bhd	529,900	190,366
*	Muhibbah Engineering M Bhd	2,526,000	380,652
#	OCK Group Bhd	204,300	18,385
	Oriental Holdings Bhd	2,554,379	3,801,005
	OSK Holdings Bhd	6,761,306	1,471,289
	Pantech Group Holdings Bhd	2,022,394	336,472
#	Paramount Corp. Bhd	1,807,455	316,459
#	Petron Malaysia Refining & Marketing Bhd	247,800	245,040
# *	Pos Malaysia Bhd	1,777,400	221,492
	PPB Group Bhd	1,984,539	7,235,416
	RHB Bank Bhd	7,522,244	9,252,862
# *	Sapura Energy Bhd	39,709,700	309,612
#	Sarawak Oil Palms Bhd	1,041,700	580,589
	Sime Darby Bhd	13,841,600	6,744,479
	Sime Darby Property Bhd	7,330,900	774,651
#	SP Setia Bhd Group	8,294,573	1,073,320
* ††	Sumatec Resources Bhd	2,855,100	0
	Sunway Bhd	7,508,386	2,646,416
	Suria Capital Holdings Bhd	793,880	226,606
#	Ta Ann Holdings Bhd	878,826	609,907
	Tan Chong Motor Holdings Bhd	658,600	162,314
# *	Top Glove Corp. Bhd	9,001,200	1,984,986
# *	Tropicana Corp. Bhd	4,993,061	1,523,616
	TSH Resources Bhd	278,100	64,359
	UEM Edgenta Bhd	1,204,400	273,028
#	UEM Sunrise Bhd	3,598,745	206,426
	UMW Holdings Bhd	84,600	73,480
	United Malacca Bhd	902,000	1,087,459
	UOA Development Bhd	7,928,699	3,058,585
*	Velesto Energy Bhd	13,483,328	700,725
*	Wah Seong Corp. Bhd	606,080	110,295
#	WCT Holdings Bhd	4,268,224	421,734
#	Yinson Holdings Bhd	785,280	461,733
*	YNH Property Bhd	2,313,250	2,624,617
#	YTL Corp. Bhd	20,702,321	3,069,490

TOTAL MALAYSIA			188,422,067

MEXICO — (3.0%)
# *	ALEATICA SAB de CV	21,226	41,467
	Alfa SAB de CV, Class A	23,961,223	15,299,360
#	Alpek SAB de CV	1,791,455	1,898,118
	Arca Continental SAB de CV	582,707	5,566,335
Ω	Banco del Bajio SA	1,292,921	4,251,369
*	Cemex SAB de CV	69,050	41,516
*	Cemex SAB de CV, Sponsored ADR	3,255,220	19,531,317
	Coca-Cola Femsa SAB de CV, Sponsored ADR	3,849	324,933
	Coca-Cola Femsa SAB de CV	848,137	7,024,921
	Consorcio ARA SAB de CV	3,207,049	686,734
	Corp Actinver SAB de CV	89,268	65,041
	Corp Interamericana de Entretenimiento SAB de CV, Class B	815,461	544,261
#	Cydsa SAB de CV	5,874	6,211
	Dine SAB de CV	993,764	1,271,257
	El Puerto de Liverpool SAB de CV, Class C1	519,957	3,195,019
	Fomento Economico Mexicano SAB de CV	407,748	3,966,015
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	86,092	8,352,646
	GCC SAB de CV	591,103	4,701,339
	Genomma Lab Internacional SAB de CV, Class B	1,352,051	1,122,730

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Gentera SAB de CV	2,839,841	$3,121,069
	Grupo Carso SAB de CV	2,352,918	13,356,256
	Grupo Comercial Chedraui SA de CV	1,536,783	9,085,905
	Grupo Elektra SAB de CV	10,365	664,658
	Grupo Financiero Banorte SAB de CV, Class O	5,915,135	51,263,740
# *	Grupo Financiero Inbursa SAB de CV, Class O	5,772,198	14,106,643
*	Grupo Gigante SAB de CV	471,076	602,617
	Grupo Herdez SAB de CV	7,589	20,104
	Grupo Industrial Saltillo SAB de CV	1,352,696	2,332,299
	Grupo KUO SAB de CV, Class	1,904,343	4,289,657
	Grupo Mexico SAB de CV, Class B	8,706,607	42,580,269
*	Grupo Pochteca SAB de CV	67,810	28,079
*	Grupo Posadas SAB de CV	151,515	227,532
*	Grupo Simec SAB de CV, Class B	689,708	7,664,488
	Grupo Televisa SAB, Sponsored ADR	713,059	3,608,079
	Grupo Televisa SAB	2,340,579	2,382,302
#* Ω	Grupo Traxion SAB de CV	76,018	146,163
*	Hoteles City Express SAB de CV	259,134	119,193
*	Industrias CH SAB de CV, Class B	1,858,495	21,029,073
# *	Industrias Penoles SAB de CV	505,456	7,815,388
	La Comer SAB de CV	3,152,346	6,890,470
	Medica Sur SAB de CV, Class	1,000	2,669
	Megacable Holdings SAB de CV	977,740	2,660,310
# *	Minera Frisco SAB de CV, Class A1	12,027,802	1,953,401
* Ω	Nemak SAB de CV	8,698,292	2,036,753
	Orbia Advance Corp. SAB de CV	4,074,139	9,381,204
# *	Organizacion Cultiba SAB de CV	157,421	109,445
*	Organizacion Soriana SAB de CV, Class	13,628,251	23,596,176
	Promotora y Operadora de Infraestructura SAB de CV	567,096	5,901,684
*	Vista Energy SAB de CV, AD	3,552	74,308
	Vitro SAB de CV, Class A	927,658	948,838

TOTAL MEXICO			315,889,361

PHILIPPINES — (1.0%)
	ACEN Corp.	441,060	48,015
††	ACR Mining Corp.	105,455	6,391
	AllHome Corp.	1,554,000	59,056
	Alliance Global Group, Inc.	17,418,406	4,345,754
	Alsons Consolidated Resources, Inc.	4,937,000	71,593
	Apex Mining Co., Inc.	2,152,000	116,469
*	Atlas Consolidated Mining & Development Corp.	4,214,600	335,483
	Ayala Corp.	219,820	2,546,054
	Ayala Land, Inc.	678,700	328,016
	Bank of the Philippine Islands	3,770,068	7,333,113
	BDO Unibank, Inc.	7,582,377	19,763,803
	Belle Corp.	4,041,000	86,145
*	Cebu Air, Inc.	96,530	68,761
* Ω	CEMEX Holdings Philippines, Inc.	2,003,480	36,581
	China Banking Corp.	7,846,432	4,783,050
	Cosco Capital, Inc.	13,204,600	1,156,477
	DMCI Holdings, Inc.	9,952,900	1,765,896
	East West Banking Corp.	2,667,000	358,775
	Filinvest Development Corp.	384,400	37,818
	Filinvest Land, Inc.	73,198,031	1,045,000
	First Philippine Holdings Corp.	3,175,100	3,578,789
* ††	Fwbc Holdings, Inc.	5,471,786	0
	Global Ferronickel Holdings, Inc.	9,391,116	416,075
	GT Capital Holdings, Inc.	123,467	1,067,420
*	Integrated Micro-Electronics, Inc.	2,128,500	201,853

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	JG Summit Holdings, Inc.	10,471,177	$9,612,397
	LT Group, Inc.	9,164,300	1,682,085
	Megaworld Corp.	48,530,300	1,756,256
	Metropolitan Bank & Trust Co.	8,317,652	8,811,037
	Petron Corp.	15,733,900	967,305
††	Philcomsat Holdings Corp.	497,957	680,246
	Philex Mining Corp.	4,703,000	264,421
*	Philippine National Bank	3,173,985	1,065,629
* ††	Philippine National Construction Corp.	398,900	6,619
	Philippine Savings Bank	1,950,769	1,967,825
* ††	Philtown Properties, Inc.	6,701	0
*	Phoenix Petroleum Philippines, Inc.	1,259,500	181,654
	Premium Leisure Corp.	6,804,000	59,012
	Puregold Price Club, Inc.	751,800	443,191
	RFM Corp.	762,400	44,718
	Rizal Commercial Banking Corp.	4,608,906	1,956,359
	Robinsons Land Corp.	12,720,508	3,318,821
	Robinsons Retail Holdings, Inc.	799,160	785,987
	San Miguel Corp.	4,864,616	9,330,112
	Security Bank Corp.	1,414,324	2,359,307
	Shell Pilipinas Corp.	112,730	34,567
*	Top Frontier Investment Holdings, Inc.	526,832	950,322
	Union Bank of the Philippines	6,887,658	10,315,248
	Vista Land & Lifescapes, Inc.	46,966,968	1,493,240

TOTAL PHILIPPINES			107,642,745

POLAND — (0.8%)
*	Agora SA	230,402	406,057
*	Alior Bank SA	427,550	4,478,996
	Amica SA	9,232	166,266
	Arctic Paper SA	4,159	19,525
	ASBISc Enterprises PLC	15,908	109,700
	Asseco Poland SA	45,621	925,605
	Bank Handlowy w Warszawie SA	13,779	297,639
# *	Bank Millennium SA	1,936,595	2,298,384
	Bank Polska Kasa Opieki SA	251,706	5,823,742
	Boryszew SA	283,585	521,594
	Cognor Holding SA	9,983	25,001
	Cyfrowy Polsat SA	660,904	2,771,691
	Develia SA	1,336,579	1,161,382
*	Enea SA	1,381,723	2,234,411
*	Grenevia SA	115,828	92,362
*	Grupa Azoty SA	269,134	2,080,635
	Grupa Kety SA	2,214	301,870
# *	Jastrzebska Spolka Weglowa SA	275,885	2,855,285
*	Kernel Holding SA	140,506	612,430
	KGHM Polska Miedz SA	465,150	13,380,299
#	Lubelski Wegiel Bogdanka SA	78,993	737,759
*	mBank SA	35,714	2,989,542
*	PGE Polska Grupa Energetyczna SA	3,181,321	5,270,007
*	PKP Cargo SA	139,836	532,088
	Polski Koncern Naftowy Orlen SA	2,133,658	32,551,769
	Powszechna Kasa Oszczednosci Bank Polski SA	246,005	1,902,123
	Santander Bank Polska SA	14,248	1,158,914
	Stalexport Autostrady SA	176,122	106,404
*	Tauron Polska Energia SA	5,301,116	2,639,650

TOTAL POLAND			88,451,130

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
QATAR — (0.6%)
	Aamal Co.	6,650,570	$1,507,821
	Al Khaleej Takaful Group QSC	700,665	441,640
	Alijarah Holding Co. QPSC	1,962,869	387,605
*	Baladna	5,603,986	2,130,991
	Barwa Real Estate Co.	6,203,860	4,284,115
	Commercial Bank PSQC	6,019,099	9,760,715
	Doha Bank QPSC	6,709,790	2,865,185
	Doha Insurance Co. QSC	63,045	33,404
	Gulf International Services QSC	6,382,518	3,700,126
	Gulf Warehousing Co.	788,534	788,113
*	Lesha Bank LLC	1,034,478	283,812
	Mannai Corp. QSC	51,627	75,789
	Masraf Al Rayan QSC	9,239,222	6,520,421
*	Mazaya Real Estate Development QPSC	3,835,247	593,262
	Medicare Group	45,134	74,579
	Mesaieed Petrochemical Holding Co.	9,751,289	5,335,062
	Ooredoo QPSC	3,550,263	9,661,297
	Qatar Aluminum Manufacturing Co.	863,403	367,646
	Qatar Fuel QSC	672,618	3,070,381
	Qatar Industrial Manufacturing Co. QSC	47,636	38,110
*	Qatar Insurance Co. SAQ	3,046,813	1,463,191
	Qatar National Cement Co. QSC	555,985	609,136
	Qatar Navigation QSC	1,734,866	4,319,522
*	Salam International Investment Ltd. QSC	5,512,833	820,868
	United Development Co. QSC	8,988,574	2,779,373
	Vodafone Qatar QSC	7,116,855	3,360,827

TOTAL QATAR			65,272,991

RUSSIA — (0.0%)
* ††	Etalon Group PLC, GDR	88,415	0
* ††	Gazprom PJSC,Sponsored ADR	9,648,397	0
* ††	Lukoil PJSC, Sponsored ADR	919,241	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	3,296	0
* ††	Rosneft Oil Co. PJSC, GDR	1,520,319	0
* ††	RusHydro PJSC, ADR	4,402,355	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	31,829	0
* ††	VTB Bank PJSC, GDR	5,107,496	0

SAUDI ARABIA — (3.8%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	21,491	151,879
	Al Babtain Power & Telecommunication Co.	149,917	1,061,226
*	Al Hassan Ghazi Ibrahim Shaker Co.	117,680	663,093
*	Al Jouf Cement Co.	372,442	1,272,012
*	Al Khaleej Training & Education Co.	221,457	1,092,198
*	AlAbdullatif Industrial Investment Co.	72,998	381,249
*	Al-Etihad Cooperative Insurance Co.	169,428	826,369
*	AlJazira Takaful Ta’awuni Co.	208,808	1,032,490
*	Allianz Saudi Fransi Cooperative Insurance Co.	123,287	523,149
	Arab National Bank	2,010,388	14,741,454
	Arabian Cement Co.	366,820	3,472,690
	Arriyadh Development Co.	190,908	1,032,896
	Astra Industrial Group	169,792	3,057,061
	Bank Al-Jazira	2,216,916	11,600,026
	Banque Saudi Frans	1,754,973	18,209,902
*	Basic Chemical Industries Ltd.	70,641	682,019
*	Buruj Cooperative Insurance Co.	56,068	277,118
*	Chubb Arabia Cooperative Insurance Co.	35,005	175,356
	City Cement Co.	481,262	2,808,026
*	Dar Al Arkan Real Estate Development Co.	2,484,393	10,724,485

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Dur Hospitality Co.	335,827	$2,493,998
	Eastern Province Cement Co.	299,249	3,403,531
*	Emaar Economic City	1,825,796	4,733,685
	Etihad Etisalat Co.	2,037,451	25,128,826
	Gulf Insurance Group	119,974	881,576
	Hail Cement Co.	324,890	1,062,555
*	Jazan Energy & Development Co.	150,160	612,065
	L’Azurde Co for Jewelry	36,569	145,174
*	Methanol Chemicals Co.	173,470	1,167,100
*	Middle East Specialized Cables Co.	62,470	211,360
*	Mobile Telecommunications Co Saudi Arabia	2,543,910	10,188,384
	Najran Cement Co.	656,222	2,510,345
	National Co. for Glass Industries	62,974	582,129
	National Gypsum	29,938	199,232
*	National Industrialization Co.	1,357,895	4,980,446
	Nayifat Finance Co.	16,837	86,349
	Northern Region Cement Co.	616,161	1,975,331
*	Rabigh Refining & Petrochemical Co.	1,081,509	3,223,843
	Riyad Bank	1,706,831	13,766,286
	Sahara International Petrochemical Co.	1,791,938	18,684,430
	Saudi Basic Industries Corp.	3,539,269	87,570,931
	Saudi British Bank	3,298,292	32,022,205
	Saudi Ceramic Co.	173,324	1,488,812
	Saudi Chemical Co Holding	291,578	2,348,230
	Saudi Industrial Investment Group	1,381,691	9,422,587
	Saudi Industrial Services Co.	284,139	2,088,850
	Saudi Investment Bank	1,356,414	5,953,051
*	Saudi Kayan Petrochemical Co.	4,964,656	16,853,872
*	Saudi Marketing Co.	113,810	819,279
	Saudi National Bank	3,183,326	41,780,063
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	66,093	453,484
*	Saudi Reinsurance Co.	270,999	1,181,993
	Savola Group	385,639	3,284,865
*	Seera Group Holding	775,187	5,148,930
*	Sinad Holding Co.	445,428	1,462,854
	Tabuk Cement Co.	321,033	1,337,133
	Umm Al-Qura Cement Co.	202,480	947,959
	United International Transportation Co.	15,240	242,792
	United Wire Factories Co.	2,640	19,346
	Yamama Cement Co.	748,788	6,581,859
	Yanbu Cement Co.	42,096	403,334
	Yanbu National Petrochemical Co.	546,373	6,559,703
*	Zamil Industrial Investment Co.	184,882	903,259

TOTAL SAUDI ARABIA			398,696,734

SOUTH AFRICA — (3.3%)
	Absa Group Ltd.	3,476,600	33,819,556
	Adcock Ingram Holdings Ltd.	42,701	117,115
	Advtech Ltd.	74,600	74,884
	AECI Ltd.	658,150	3,108,997
	African Rainbow Minerals Ltd.	457,310	5,744,903
	Alexander Forbes Group Holdings Ltd.	2,855,883	767,928
	Altron Ltd, Class A	134,145	64,203
	AngloGold Ashanti Ltd, Sponsored ADR	1,049,813	27,904,030
	Aspen Pharmacare Holdings Ltd.	1,150,435	11,514,492
	Astral Foods Ltd.	167,456	1,539,199
	Barloworld Ltd.	1,219,983	6,053,585
*	Blue Label Telecoms Ltd.	2,430,088	599,557
# *	Brait PLC	5,322,564	978,934

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Caxton & CTP Publishers & Printers Ltd.	1,280,784	$699,665
	DataTec Ltd.	3,762,864	7,482,962
*	Discovery Ltd.	315,914	2,485,026
	DRDGOLD Ltd.	958,298	1,025,075
	Exxaro Resources Ltd.	923,049	9,698,772
	Foschini Group Ltd.	311,042	1,612,844
#	Gold Fields Ltd., Sponsored ADR	1,238,081	19,264,540
	Grindrod Ltd.	1,273,685	684,367
	Harmony Gold Mining Co. Ltd.	1,208,855	5,662,821
	Harmony Gold Mining Co. Ltd., Sponsored ADR	255,578	1,178,215
	Hudaco Industries Ltd.	161,173	1,357,261
	Impala Platinum Holdings Ltd.	3,641,990	35,457,682
	Investec Ltd.	1,124,936	6,185,861
	KAP Ltd.	8,682,242	1,445,281
	Lewis Group Ltd.	831,398	1,724,459
	Life Healthcare Group Holdings Ltd.	4,027,557	4,570,427
	Merafe Resources Ltd.	8,130,071	529,014
*	Metair Investments Ltd.	1,108,694	1,486,489
	Momentum Metropolitan Holdings	5,738,330	5,813,456
	Motus Holdings Ltd.	420,501	2,183,894
	Mpact Ltd.	1,846,736	2,824,004
	MTN Group Ltd.	1,461,499	10,265,285
*	Murray & Roberts Holdings Ltd.	1,919,142	138,655
	Nedbank Group Ltd.	1,596,130	18,439,663
	Oceana Group Ltd.	161,790	592,880
	Old Mutual Ltd.	17,620,994	11,208,750
	Omnia Holdings Ltd.	1,068,649	3,364,502
Ω	Pepkor Holdings Ltd.	5,320,864	4,932,334
*	PPC Ltd.	6,531,859	1,015,841
	Raubex Group Ltd.	1,302,830	1,881,185
	RCL Foods Ltd.	159,113	99,160
	Reunert Ltd.	1,070,284	3,451,599
	RFG Holdings Ltd.	23,326	11,858
	Royal Bafokeng Platinum Ltd.	591,722	4,643,019
	Sappi Ltd.	3,139,171	7,141,164
	Sasol Ltd.	1,817,860	23,672,345
	Sibanye Stillwater Ltd.	3,741,086	8,270,915
#	Sibanye Stillwater Ltd., ADR	1,276,695	11,426,420
	Standard Bank Group Ltd.	3,118,081	29,234,309
	Super Group Ltd.	2,297,774	4,025,811
# *	Telkom SA SOC Ltd.	1,522,948	2,765,191
*	Trencor Ltd.	1,135,741	409,071
*	Wilson Bayly Holmes-Ovcon Ltd.	299,156	1,772,515
*	Zeda Ltd.	1,219,983	810,579

TOTAL SOUTH AFRICA			355,232,549

SOUTH KOREA — (12.1%)
	Aekyung Chemical Co. Ltd.	37,530	426,509
*	Agabang&Company	12,246	30,946
	AJ Networks Co. Ltd.	69,115	244,155
*	Ajin Industrial Co. Ltd.	191,527	572,908
	AK Holdings, Inc.	12,344	177,818
#	Amorepacific Group	62,993	1,727,072
	Asia Cement Co. Ltd.	83,810	671,383
	ASIA Holdings Co. Ltd.	4,097	425,094
	Asia Paper Manufacturing Co. Ltd.	27,225	716,142
	AUK Corp.	137,335	223,914
	Aurora World Corp.	19,282	112,080
	Austem Co. Ltd.	16,237	17,751

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Autech Corp.	12,933	$56,235
	Baiksan Co. Ltd.	10,665	63,569
*	Barunson Entertainment & Arts Corp.	76,043	47,966
	BGF Co. Ltd.	108,329	334,694
	BGFecomaterials Co. Ltd.	9,387	53,602
	Binggrae Co. Ltd.	15,376	511,804
*	BioSmart Co. Ltd.	54,215	130,017
	Bixolon Co. Ltd.	27,536	130,157
	BNK Financial Group, Inc.	944,501	4,698,812
	Bookook Securities Co. Ltd.	20,358	302,534
	BYC Co. Ltd.	752	263,559
	Byucksan Corp.	249,204	391,578
*	ChinHung International, Inc.	17,489	16,277
	Chinyang Holdings Corp.	83,349	200,736
	Chongkundang Holdings Corp.	8,866	336,388
*	Chorokbaem Media Co. Ltd.	33,099	222,700
	Chosun Refractories Co. Ltd.	88,730	653,754
*	CJ CheilJedang Corp.	39,967	9,255,075
	CJ Corp.	79,900	5,470,809
*	CJ ENM Co. Ltd.	37,799	2,256,857
	CJ Freshway Corp.	2,997	63,876
	CJ Logistics Corp.	22,943	1,325,166
*	CKD Bio Corp.	2,543	48,160
#	Com2uSCorp.	24,035	1,237,316
*	Comtec Systems Co. Ltd.	330,288	191,473
	Coweaver Co. Ltd.	16,593	83,253
	Cowell Fashion Co. Ltd.	5,676	18,714
	Cuckoo Holdings Co. Ltd.	2,859	32,969
	Cuckoo Homesys Co. Ltd.	3,906	74,549
	Dae Han Flour Mills Co. Ltd.	5,781	615,261
	Dae Hyun Co. Ltd.	150,199	247,691
	Dae Won Kang Up Co. Ltd.	215,821	656,195
*	Dae Yu Co. Ltd.	22,377	38,454
	Daebongls Co. Ltd.	4,061	22,775
*	Daechang Co. Ltd.	318,178	337,625
	Daechang Forging Co. Ltd.	23,600	127,634
	Daedong Corp.	88,995	706,163
	Daehan Steel Co. Ltd.	69,851	690,068
	Daesang Corp.	126,568	1,842,847
	Daesang Holdings Co. Ltd.	69,236	398,739
*	Daesung Industrial Co. Ltd.	9,856	29,436
	Daewon San Up Co. Ltd.	61,406	293,386
*	Daewoo Engineering & Construction Co. Ltd.	1,044,086	3,301,613
	Daewoong Co. Ltd.	5,512	61,653
*	Dahaam E-Tec Co. Ltd.	3,535	92,178
	Daihan Pharmaceutical Co. Ltd.	14,428	301,944
	Daishin Securities Co. Ltd.	167,158	1,682,048
	Daol Investment & Securities Co. Ltd.	254,435	636,905
	Daou Technology, Inc.	134,967	1,936,102
	DB Financial Investment Co. Ltd.	171,696	519,420
	DB Insurance Co. Ltd.	156,903	9,863,165
	Deutsch Motors, Inc.	67,324	295,282
*	Development Advance Solution Co. Ltd.	41,625	132,628
	Device ENG Co. Ltd.	2,161	28,424
	DGB Financial Group, Inc.	888,204	4,554,797
	DI Dong Il Corp.	57,779	901,619
	Display Tech Co. Ltd.	36,701	190,536
	DL Construction Co. Ltd.	7,274	74,143
	DL E&C Co. Ltd.	231,235	6,109,799

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	DL Holdings Co. Ltd.	71,616	$2,653,613
	DMS Co. Ltd.	60,802	286,745
	Dong A Eltek Co. Ltd.	36,986	261,881
	Dong-A Socio Holdings Co. Ltd.	5,795	358,656
	Dong-A ST Co. Ltd.	10,344	423,687
	Dong-Ah Geological Engineering Co. Ltd.	8,041	74,077
*	Dongbang Transport Logistics Co. Ltd.	18,374	29,892
	Dongbu Corp.	36,803	193,991
	Dongkuk Industries Co. Ltd.	55,343	299,095
	Dongkuk Steel Mill Co. Ltd.	359,399	3,221,297
	Dongsung Chemical Co. Ltd.	159,407	551,490
	Dongwha Pharm Co. Ltd.	54,844	344,413
	Dongwon Development Co. Ltd.	229,359	603,604
	Dongwon F&B Co. Ltd.	15,050	344,301
	Dongwon Industries Co. Ltd.	35,580	1,236,424
#	Dongyang E&P, Inc.	28,974	346,449
	Doosan Bobcat, Inc.	233,044	8,941,098
	Doosan Co. Ltd.	26,342	1,842,104
	DoubleUGames Co. Ltd.	26,816	910,008
*	Duksan Hi-Metal Co. Ltd.	31,358	132,633
	DY Corp.	95,556	391,318
	DY POWER Corp.	23,114	203,587
	Eagon Industrial Ltd.	37,684	208,485
	Easy Holdings Co. Ltd.	253,849	598,157
	eBEST Investment & Securities Co. Ltd.	3,604	11,670
	E-MART, Inc.	69,215	5,062,202
	ENF Technology Co. Ltd.	2,381	36,919
	Estechpharma Co. Ltd.	22,481	126,780
#	Eugene Corp.	285,673	714,304
	Eugene Investment & Securities Co. Ltd.	354,290	670,579
	Eusu Holdings Co. Ltd.	64,565	327,061
	Exicon Co. Ltd.	6,081	42,649
	Farmsco	43,103	114,975
	Fila Holdings Corp.	59,867	1,644,340
	Fursys, Inc.	20,360	439,185
*	GAEASOFT	9,468	51,567
	Gaon Cable Co. Ltd.	22,749	276,167
	Gemvaxlink Co. Ltd.	117,017	126,735
	Geumhwa PSC Co. Ltd.	976	21,796
	Golfzon Newdin Holdings Co. Ltd.	125,101	501,212
	Gradiant Corp.	4,076	43,405
	Green Cross Holdings Corp.	35,956	420,425
	GS Engineering & Construction Corp.	214,489	3,480,672
*	GS Global Corp.	240,697	557,582
	GS Holdings Corp.	257,411	7,648,080
	GS Retail Co. Ltd.	87,088	1,734,736
	Gwangju Shinsegae Co. Ltd.	19,015	468,967
	Haitai Confectionery & Foods Co. Ltd.	12,558	54,119
	Hana Financial Group, Inc	1,088,869	34,216,213
	HanChang Paper Co. Ltd.	21,637	21,973
	Handok, Inc.	19,195	219,724
	Handsome Co. Ltd.	83,142	1,553,845
	Hanil Cement Co. Ltd.	2,229	20,872
	Hanil Holdings Co. Ltd.	81,808	689,277
	Hanjin Transportation Co. Ltd.	45,583	679,418
	Hankook Tire & Technology Co. Ltd.	253,774	6,554,189
	Hanshin Construction Co. Ltd.	46,887	271,339
	Hansol Holdings Co. Ltd.	183,549	425,938
*	Hansol HomeDeco Co. Ltd.	394,971	305,301

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hansol Paper Co. Ltd.	92,144	$783,511
	Hansol Technics Co. Ltd.	152,097	667,425
	Hanwha Corp.	160,503	3,259,643
	Hanwha Galleria Co. Ltd.	338,132	435,550
*	Hanwha General Insurance Co. Ltd.	85,465	290,704
*	Hanwha Investment & Securities Co. Ltd.	585,117	1,211,870
*	Hanwha Life Insurance Co. Ltd.	1,571,792	2,920,484
*	Hanwha Solutions Corp.	299,817	10,788,302
	Hanyang Eng Co. Ltd.	57,968	642,857
	Hanyang Securities Co. Ltd.	48,595	319,329
	Harim Holdings Co. Ltd.	217,823	1,530,965
	HD Hyundai Co. Ltd.	164,915	7,312,896
	HD Hyundai Construction Equipment Co. Ltd.	67,332	3,427,714
	HD Hyundai Infracore Co. Ltd.	476,767	3,527,504
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	136,554	8,685,423
	HDC Holdings Co. Ltd.	14,787	72,554
	HDC Hyundai Development Co. Engineering & Construction, Class E	100,792	911,117
	HDC Hyundai Engineering Plastics Co. Ltd.	71,923	260,291
*	Heungkuk Fire & Marine Insurance Co. Ltd.	81,716	204,787
	Hitejinro Holdings Co. Ltd.	41,023	281,902
*	HL D&I Halla Corp.	124,417	232,795
	HL Holdings Corp.	38,286	950,068
	HL Mando Co. Ltd.	47,565	1,652,450
	HMM Co. Ltd.	993,997	15,225,320
	HS Industries Co. Ltd.	25,835	71,224
*	Huneed Technologies	54,858	265,674
	Huons Global Co. Ltd.	19,207	291,552
*	Huvis Corp.	95,448	325,076
	Hwangkum Steel & Technology Co. Ltd.	54,167	339,752
	HwaSung Industrial Co. Ltd.	34,966	254,659
	Hy-Lok Corp.	39,093	624,254
	Hyosung Corp.	30,405	1,499,009
	Hyundai BNG Steel Co. Ltd.	50,651	615,148
	Hyundai Corp.	45,004	586,814
	Hyundai Corp. Holdings, Inc.	31,933	266,931
	Hyundai Department Store Co. Ltd.	68,042	2,634,578
	Hyundai Engineering & Construction Co. Ltd.	257,439	7,920,800
	Hyundai Futurenet Co. Ltd.	201,158	484,921
	Hyundai GF Holdings	182,245	569,970
	Hyundai Glovis Co. Ltd.	53,448	6,556,495
	Hyundai Green Food	96,746	878,982
	Hyundai Home Shopping Network Corp.	34,268	1,235,135
*	Hyundai Livart Furniture Co. Ltd.	68,316	398,243
	Hyundai Marine & Fire Insurance Co. Ltd.	238,168	6,691,069
	Hyundai Mobis Co. Ltd.	184,298	30,014,823
	Hyundai Motor Co.	371,214	54,987,662
	Hyundai Motor Securities Co. Ltd.	113,444	759,902
	Hyundai Steel Co.	333,696	9,124,132
	Hyundai Wia Corp.	55,273	2,323,991
	IDIS Holdings Co. Ltd.	25,924	256,923
	Iljin Electric Co. Ltd.	95,282	499,483
	Iljin Holdings Co. Ltd.	91,947	313,173
#	Ilshin Spinning Co. Ltd.	84,480	838,152
	Ilsung Pharmaceuticals Co. Ltd.	29,215	585,782
	iMarketKorea, Inc.	88,543	654,898
	Industrial Bank of Korea	1,058,968	7,974,838
	Innocean Worldwide, Inc.	21,192	634,680
#	INTOPS Co. Ltd.	44,013	1,160,248
	Inzi Controls Co. Ltd.	8,200	52,637

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	IS Dongseo Co. Ltd.	61,006	$1,692,891
	JASTECH Ltd.	17,210	113,552
	JB Financial Group Co. Ltd.	558,592	3,495,120
	JC Chemical Co. Ltd.	20,684	118,359
	Kangnam Jevisco Co. Ltd.	19,813	360,408
	KAON Group Co. Ltd.	25,397	138,294
#	KB Financial Group, Inc., ADR	1,993,626	74,342,313
	KC Co. Ltd.	39,745	586,398
	KC Tech Co. Ltd.	21,698	305,486
	KCC Corp.	16,696	2,783,002
	KCC Glass Corp.	62,764	2,159,427
	KCTC	7,171	22,459
	KG Chemical Corp.	3,173	91,033
	KG Eco Technology Service Co. Ltd.	9,947	120,005
# * ††	KG Mobility Co.	106,487	1,099,559
#	Kginicis Co. Ltd.	35,540	325,782
	KGMobilians Co. Ltd.	34,364	167,788
	Kia Corp.	1,032,241	65,375,196
	KISCO Corp.	58,802	301,249
	KISCO Holdings Co. Ltd.	34,103	529,744
	KISWIRE Ltd.	60,318	856,665
	KIWOOM Securities Co. Ltd.	81,042	5,695,351
*	KleanNara Co. Ltd.	53,229	108,509
	Kolmar Korea Holdings Co. Ltd.	29,261	326,021
	Kolon Corp.	38,037	578,945
	Kolon Global Corp.	22,739	238,482
	Kolon Industries, Inc.	94,021	3,017,380
*	Kolon Mobility Group Corp.	75,401	231,543
	Komelon Corp.	29,152	205,896
	Kook Soon Dang Brewery Co. Ltd.	26,660	129,913
	Korea Alcohol Industrial Co. Ltd.	70,875	547,823
	Korea Asset In Trust Co. Ltd.	256,587	562,547
*	Korea Circuit Co. Ltd.	27,422	289,285
	Korea Electric Terminal Co. Ltd.	34,249	1,571,923
	Korea Export Packaging Industrial Co. Ltd.	18,130	45,702
	Korea Investment Holdings Co. Ltd.	158,821	6,563,873
*	Korea Line Corp.	871,544	1,347,285
	Korea Movenex Co. Ltd.	134,001	316,999
#	Korea Petrochemical Ind Co. Ltd.	19,867	2,162,594
	Korea Real Estate Investment & Trust Co. Ltd.	742,948	747,097
	Korea United Pharm, Inc.	3,307	53,298
	Korean Air Lines Co. Ltd.	260,365	4,466,215
	Korean Reinsurance Co.	590,197	3,340,171
	Kortek Corp.	52,428	354,334
	KPX Chemical Co. Ltd.	12,798	451,796
	KSS LINE Ltd.	82,545	504,596
	KT Skylife Co. Ltd.	136,963	710,106
	Ktis Corp.	138,562	339,975
	Kukdo Chemical Co. Ltd.	6,697	220,461
*	Kukdong Corp.	11,431	9,308
	Kukdong Oil & Chemicals Co. Ltd.	26,930	73,163
*	Kumho HT, Inc.	168,166	101,917
	Kumho Petrochemical Co. Ltd.	44,195	4,519,315
*	Kumho Tire Co., Inc.	476,127	1,603,687
	KUMHOE&C Co. Ltd.	7,074	33,823
	Kumkang Kind Co. Ltd.	96,105	364,657
	Kwang Dong Pharmaceutical Co. Ltd.	76,797	331,627
*	KX Hitech Co. Ltd.	81,334	81,757
	Kyeryong Construction Industrial Co. Ltd.	39,211	502,732

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kyobo Securities Co. Ltd.	108,288	$410,115
	Kyungbang Co. Ltd.	61,163	483,939
	Kyungdong Pharm Co. Ltd.	14,689	81,083
	Kyung-In Synthetic Corp.	6,399	22,329
	LEADCORP, Inc.	81,748	457,136
	LF Corp.	98,637	1,291,465
	LG Corp.	303,504	19,864,800
# *	LG Display Co. Ltd.., ADR	2,745,011	15,426,962
	LG Electronics, Inc.	515,299	42,315,279
	LG HelloVision Co. Ltd.	155,009	477,540
	LG Uplus Corp.	1,141,523	9,415,702
	Lotte Chemical Corp.	64,890	8,178,537
	Lotte Chilsung Beverage Co. Ltd.	6,570	765,809
	Lotte Corp.	93,211	1,955,339
	LOTTE Fine Chemical Co. Ltd.	84,305	3,871,814
	LOTTE Himart Co. Ltd.	38,788	328,836
*	Lotte Non-Life Insurance Co. Ltd.	404,670	469,523
	Lotte Shopping Co. Ltd.	38,263	2,287,673
	Lotte Wellfood Co. Ltd.	7,702	610,342
	LS Corp.	63,826	4,287,095
	LS Electric Co. Ltd.	5,247	248,630
*	Lumens Co. Ltd.	190,857	203,507
*	LVMC Holdings	408,269	548,876
	LX Hausys Ltd.	32,209	990,936
	LX Holdings Corp.	153,703	979,804
	LX International Corp.	149,044	3,268,285
	Maeil Dairies Co. Ltd.	6,841	243,154
	Maeil Holdings Co. Ltd.	11,288	73,339
	MegaStudy Co. Ltd.	43,791	375,021
	Meritz Financial Group, Inc.	207,859	7,154,797
	Mi Chang Oil Industrial Co. Ltd.	4,014	195,392
*	Mirae Asset Life Insurance Co. Ltd.	388,009	812,020
	Mirae Asset Securities Co. Ltd.	1,224,813	6,364,030
	MK Electron Co. Ltd.	88,121	895,316
	Mobase Electronics Co. Ltd.	16,407	30,967
	Moonbae Steel Co. Ltd.	8,945	22,740
	Moorim P&P Co. Ltd.	125,039	342,095
	Moorim Paper Co. Ltd.	129,927	247,668
	Motonic Corp.	51,452	339,420
	Muhak Co. Ltd.	20,838	87,034
	Nam Hwa Construction Co. Ltd.	23,163	151,592
	Namyang Dairy Products Co. Ltd.	1,824	675,336
*	NEOWIZ HOLDINGS Corp.	19,890	415,701
#* Ω	Netmarble Corp.	39,747	1,935,370
	Nexen Corp.	134,544	416,283
	Nexen Tire Corp.	208,239	1,284,689
	NH Investment & Securities Co. Ltd.	538,642	3,771,232
*	NHN Corp.	99,384	2,023,235
	NI Steel Co. Ltd.	8,824	44,532
	NICE Holdings Co. Ltd.	15,181	144,174
	Nice Information & Telecommunication, Inc.	11,567	207,979
	NICE Total Cash Management Co. Ltd.	7,446	28,388
*	NK Co. Ltd.	25,998	17,755
	Nong Shim Holdings Co. Ltd.	11,334	591,783
	Nong Woo Bio Co. Ltd.	21,556	139,458
#	NongShim Co. Ltd.	10,400	3,081,270
	NOROO Paint & Coatings Co. Ltd.	54,335	326,171
	NOVAREX Co. Ltd.	19,084	124,172
	NPC	116,690	578,598

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	OCI Co. Ltd.	82,048	$7,344,105
	Okong Corp.	4,362	10,404
	OPTUS Pharmaceutical Co. Ltd.	21,387	117,724
	Orion Holdings Corp.	135,146	1,675,734
* ††	Osung Advanced Materials Co. Ltd.	213,691	248,133
	Ottogi Corp.	2,283	788,480
	Paik Kwang Industrial Co. Ltd.	97,195	496,082
	Pan Ocean Co. Ltd.	1,250,644	5,103,883
	Partron Co. Ltd.	54,939	327,504
	PHA Co. Ltd.	51,383	329,785
#	Poongsan Corp.	102,195	3,247,852
	Poongsan Holdings Corp.	28,395	791,025
#	POSCO Holdings, Inc., Sponsored ADR	894,676	63,629,357
	POSCO Holdings, Inc.	85,423	24,175,105
	Posco International Corp.	275,976	5,548,466
	Protec Co. Ltd.	9,824	180,798
	Pulmuone Co. Ltd.	16,524	125,095
	Rayence Co. Ltd.	15,304	134,912
*	RFTech Co. Ltd.	49,408	163,050
	Sajo Industries Co. Ltd.	12,362	394,476
	Sajodaerim Corp.	10,562	212,016
	Sam Young Electronics Co. Ltd.	66,503	469,432
	Sambo Corrugated Board Co. Ltd.	31,268	235,226
	Sambo Motors Co. Ltd.	63,534	316,838
	Samho Development Co. Ltd.	108,856	289,308
	SAMHWA Paints Industrial Co. Ltd.	68,665	328,871
	Samick Musical Instruments Co. Ltd.	299,467	270,963
	Samji Electronics Co. Ltd.	15,508	104,147
*	Samjin LND Co. Ltd.	82,899	185,746
*	Samkee Corp.	38,245	87,897
	Sammok S-Form Co. Ltd.	28,515	323,344
#	SAMPYO Cement Co. Ltd.	176,395	461,090
	Samsung C&T Corp.	187,915	15,432,379
	Samsung Card Co. Ltd.	106,008	2,361,575
	Samsung Electronics Co. Ltd.	1,452,256	71,456,928
	Samsung Fire & Marine Insurance Co. Ltd.	112,061	18,851,592
	Samsung Life Insurance Co. Ltd.	200,638	9,946,808
	Samsung SDS Co. Ltd.	15,116	1,329,129
	Samsung Securities Co. Ltd.	218,225	5,539,586
	SAMT Co. Ltd.	116,800	261,215
	Samyang Corp.	19,237	596,774
#	Samyang Holdings Corp.	20,956	1,186,793
	Samyang Packaging Corp.	1,251	16,434
	Samyang Tongsang Co. Ltd.	7,531	283,247
	Sangsangin Co. Ltd.	73,576	271,422
	SAVEZONE I&C Corp.	83,806	171,569
	Seah Besteel Holdings Corp.	84,469	1,466,901
	SeAH Holdings Corp.	4,354	371,182
	SeAH Steel Corp.	5,976	630,580
	SeAH Steel Holdings Corp.	8,469	948,445
	Sebang Co. Ltd.	51,264	692,717
#	Sebang Global Battery Co. Ltd.	30,660	1,233,312
*	Seegene, Inc.	20,785	378,782
*	Segyung Hitech Co. Ltd.	14,098	172,719
	Sejong Industrial Co. Ltd.	96,660	488,554
*	Sejong Telecom, Inc.	165,700	74,949
	Sempio Co.	1,814	75,454
	Sempio Foods Co.	327	7,176
	Seohan Co. Ltd.	475,591	385,951

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Seoul Semiconductor Co. Ltd.	143,409	$1,145,517
	SEOWONINTECH Co. Ltd.	6,241	29,397
	Seoyon Co. Ltd.	61,121	371,929
	Seoyon E-Hwa Co. Ltd.	81,828	915,001
	SGC e Tec E&C Co. Ltd.	11,889	210,051
	SGC Energy Co. Ltd.	13,610	298,813
#	Shindaeyang Paper Co. Ltd.	104,870	660,718
	Shinhan Financial Group Co. Ltd.	703,658	18,422,048
#	Shinhan Financial Group Co. Ltd, ADR	1,007,399	26,454,297
	Shinsegae Engineering & Construction Co. Ltd.	14,942	197,343
	Shinsegae Food Co. Ltd.	2,444	80,736
	Shinsegae Information & Communication Co. Ltd.	6,640	74,172
	Shinsegae International, Inc.	23,146	339,838
	Shinsegae, Inc.	34,791	5,371,145
*	Shinsung Tongsang Co. Ltd.	11,144	18,465
	Shinwon Corp.	30,816	32,966
	Shinyoung Securities Co. Ltd.	25,871	1,073,175
*	Signetics Corp.	59,413	56,548
	Silla Co. Ltd.	36,116	283,192
	SIMMTECH HOLDINGS Co. Ltd.	23,148	50,431
	SIMPAC, Inc.	116,152	483,140
	Sindoh Co. Ltd.	25,367	651,783
	Sinil Pharm Co. Ltd.	28,347	165,079
	SK Chemicals Co. Ltd.	6,802	363,313
	SK D&D Co. Ltd.	845	14,342
	SK Discovery Co. Ltd.	62,887	1,518,179
	SK Gas Ltd.	5,874	530,424
	SK Hynix, Inc.	2,129,150	143,256,630
*	SK Innovation Co. Ltd.	229,076	29,813,948
	SK Networks Co. Ltd.	751,085	2,621,384
	SK Rent A Car Co. Ltd.	16,176	89,302
	SK Securities Co. Ltd.	1,916,497	975,612
	SK, Inc.	130,864	15,958,853
#	SL Corp.	64,147	1,494,571
* ††	S-MAC Co. Ltd.	44,453	43,204
	SNT Dynamics Co. Ltd.	49,889	343,349
	SNT Holdings Co. Ltd.	35,428	414,629
	SNT Motiv Co. Ltd.	48,775	1,743,179
	S-Oil Corp.	37,930	2,124,376
*	Solborn, Inc.	31,485	103,367
	Songwon Industrial Co. Ltd.	41,113	529,701
	Soulbrain Holdings Co. Ltd.	14,138	282,438
	Spigen Korea Co. Ltd.	7,426	175,387
	Sugentech, Inc.	26,010	159,383
	Suheung Co. Ltd.	12,964	276,462
	Sung Kwang Bend Co. Ltd.	91,464	839,686
*	Sungchang Enterprise Holdings Ltd.	264,331	386,100
	Sungshin Cement Co. Ltd.	89,238	639,945
#	Sungwoo Hitech Co. Ltd.	306,796	1,956,613
	Sunjin Co. Ltd.	49,238	304,310
*	Suprema, Inc.	3,215	52,366
	SurplusGLOBAL, Inc.	18,242	51,358
	Systems Technology, Inc.	24,383	213,197
	Tae Kyung Industrial Co. Ltd.	64,197	380,128
#	Taekwang Industrial Co. Ltd.	1,637	854,495
* ††	Taewoong Co. Ltd.	82,505	818,888
	Taeyoung Engineering & Construction Co. Ltd.	125,689	359,520
*	Thinkware Systems Corp.	19,864	199,047
	TK Corp.	35,200	468,974

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Tongyang Life Insurance Co. Ltd.	235,783	$697,155
	Tongyang, Inc.	243,708	193,150
*	Top Engineering Co. Ltd.	67,035	254,317
	Tovis Co. Ltd.	55,907	443,503
	TS Corp.	219,521	567,206
	TY Holdings Co. Ltd.	136,004	1,100,993
	Uju Electronics Co. Ltd.	11,348	105,204
*	Unid Btplus Co. Ltd.	35,958	255,790
	Unid Co. Ltd.	22,932	1,115,910
	Uniquest Corp.	37,513	274,474
	Viatron Technologies, Inc.	23,585	176,633
	Visang Education, Inc.	45,065	189,968
	Whanin Pharmaceutical Co. Ltd.	28,020	338,920
*	WillBes & Co.	332,697	149,009
#	WiSoL Co. Ltd.	74,300	360,764
*	WONIK CUBE Corp.	25,551	35,716
*	Wonik Holdings Co. Ltd.	245,189	654,061
	Wonik Materials Co. Ltd.	12,961	257,376
	Woongjin Thinkbig Co. Ltd.	93,767	217,638
*	Wooree Bio Co. Ltd.	48,737	99,646
	Woori Financial Group, Inc.	1,987,532	17,480,836
*	Woori Technology Investment Co. Ltd.	30,291	92,938
	Woorison F&G Co. Ltd.	126,099	171,909
	Y G-1 Co. Ltd.	95,992	469,904
*	YAS Co. Ltd.	5,678	50,333
	Y-entec Co. Ltd.	43,424	256,835
	Yoosung Enterprise Co. Ltd.	98,733	214,463
	Young Poong Corp.	1,987	848,927
	Young Poong Precision Corp.	53,659	503,860
	Youngone Corp.	119,395	3,951,549
	Youngone Holdings Co. Ltd.	26,091	1,263,812
	Yuanta Securities Korea Co. Ltd.	499,036	981,999
	YuHwa Securities Co. Ltd.	130,435	225,707
	Yuyu Pharma, Inc.	30,382	136,922

TOTAL SOUTH KOREA			1,277,530,988

TAIWAN — (16.5%)
	Abico Avy Co. Ltd.	741,364	502,604
#	Ability Enterprise Co. Ltd.	1,079,330	715,456
	Acer, Inc.	13,547,109	13,363,060
#	ACES Electronic Co. Ltd.	564,778	555,570
*	Acon Holding, Inc.	45,000	17,063
	Acter Group Corp. Ltd.	52,000	229,700
	Action Electronics Co. Ltd.	85,000	41,448
	ADATA Technology Co. Ltd.	32,000	78,533
#	Advanced International Multitech Co. Ltd.	451,000	1,330,248
	Advanced Optoelectronic Technology, Inc.	543,000	335,473
	AEON Motor Co. Ltd.	67,000	82,856
	AGV Products Corp.	1,831,211	656,758
*	Airmate Cayman International Co. Ltd.	50,557	30,328
*	ALI Corp.	162,000	104,089
#	Alltek Technology Corp.	177,120	240,398
	Alpha Networks, Inc.	1,147,086	1,325,980
	Altek Corp.	1,387,365	1,512,858
*	Ambassador Hotel	1,438,000	1,787,551
	Ampire Co. Ltd.	17,000	21,261
	AMPOC Far-East Co. Ltd.	435,000	755,164
#	AmTRAN Technology Co. Ltd.	3,746,011	1,399,750
	Apac Opto Electronics, Inc.	28,000	32,754

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Apacer Technology, Inc.	534,210	$896,689
#	APCB, Inc.	740,000	418,367
	Apex Biotechnology Corp.	59,000	53,057
#	Apex International Co. Ltd.	662,263	1,192,489
	Apex Science & Engineering	92,536	33,891
	Arcadyan Technology Corp.	378,000	1,241,095
	Ardentec Corp.	2,194,058	3,870,715
	Argosy Research, Inc.	25,000	83,679
	ASE Technology Holding Co. Ltd.	13,379,000	43,984,115
	Asia Cement Corp.	7,830,589	11,215,531
	Asia Electronic Material Co. Ltd.	144,000	76,546
	Asia Optical Co., Inc.	154,000	322,340
*	Asia Pacific Telecom Co. Ltd.	5,141,204	1,123,264
*	Asia Plastic Recycling Holding Ltd.	1,211,942	282,507
	Asia Polymer Corp.	2,230,530	2,004,053
#	Asia Tech Image, Inc.	68,000	150,689
	Asia Vital Components Co. Ltd.	1,127,487	5,801,281
	ASolid Technology Co. Ltd.	16,000	51,561
#	Asustek Computer, Inc.	2,404,000	22,157,565
	Aten International Co. Ltd.	7,000	19,550
	Audix Corp.	399,332	740,550
	AUO Corp., ADR	3,086,947	17,595,598
	Aver Information, Inc.	129,000	181,906
	Avermedia Technologies	109,600	82,758
*	Azurewave Technologies, Inc.	15,000	11,397
	Bank of Kaohsiung Co. Ltd.	2,917,204	1,169,283
	Basso Industry Corp.	255,000	349,018
	BenQ Materials Corp.	24,000	29,765
	BES Engineering Corp.	7,377,443	2,511,469
	Bin Chuan Enterprise Co. Ltd.	239,000	186,446
#	Biostar Microtech International Corp.	901,055	453,618
#	Bright Led Electronics Corp.	539,000	326,112
	Brighton-Best International Taiwan, Inc.	92,000	106,308
	C Sun Manufacturing Ltd.	18,540	28,822
*	Cameo Communications, Inc.	1,053,712	469,564
	Capital Securities Corp.	9,159,158	4,092,057
*	Career Technology MFG. Co. Ltd.	1,459,085	1,105,023
#	Carnival Industrial Corp.	691,007	324,387
	Catcher Technology Co. Ltd.	2,036,000	12,010,607
	Cathay Chemical Works	296,000	284,738
	Cathay Financial Holding Co. Ltd.	23,435,201	32,466,657
	Cathay Real Estate Development Co. Ltd.	2,926,694	1,611,549
#	Cayman Engley Industrial Co. Ltd.	110,000	256,609
#	Celxpert Energy Corp.	419,000	460,760
#	Central Reinsurance Co. Ltd.	992,148	587,802
#	Chain Chon Industrial Co. Ltd.	673,419	353,135
*	ChainQui Construction Development Co. Ltd.	571,393	281,953
	Champion Building Materials Co. Ltd.	1,207,445	366,067
	Chang Hwa Commercial Bank Ltd.	15,810,978	9,168,985
	Charoen Pokphand Enterprise	99,600	291,996
	CHC Healthcare Group	551,000	1,229,770
	CHC Resources Corp.	17,000	27,669
	Chen Full International Co. Ltd.	281,000	414,511
	Chenbro Micom Co. Ltd.	17,000	46,167
	Cheng Loong Corp.	4,361,659	4,447,696
	Cheng Mei Materials Technology Corp.	2,110,880	823,220
	Cheng Shin Rubber Industry Co. Ltd.	5,768,000	7,108,404
	Cheng Uei Precision Industry Co. Ltd.	2,096,635	2,865,559
# *	Chenming Electronic Technology Corp.	385,000	282,404

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Chia Chang Co. Ltd.	635,000	$774,794
	Chia Hsin Cement Corp.	2,546,191	1,664,323
	Chian Hsing Forging Industrial Co. Ltd.	45,100	51,018
	Chicony Electronics Co. Ltd.	132,000	417,064
	Chien Kuo Construction Co. Ltd.	857,797	363,134
	Chien Shing Harbour Service Co. Ltd.	24,496	39,566
	China Airlines Ltd.	13,057,353	8,100,229
#	China Bills Finance Corp.	3,514,000	1,727,540
#	China Chemical & Pharmaceutical Co. Ltd.	1,198,264	1,068,509
	China Container Terminal Corp.	82,000	59,861
	China Development Financial Holding Corp.	55,911,205	23,907,875
#	China Electric Manufacturing Corp.	1,100,432	635,869
	China General Plastics Corp.	1,108,585	905,275
#	China Glaze Co. Ltd.	602,799	316,529
*	China Man-Made Fiber Corp.	6,929,014	1,890,330
	China Metal Products	1,463,969	1,641,379
	China Motor Corp.	1,192,099	3,070,461
	China Petrochemical Development Corp.	19,772,068	6,511,719
	China Steel Corp.	55,859,320	52,978,943
#	China Wire & Cable Co. Ltd.	434,600	375,743
	Chinese Maritime Transport Ltd.	388,270	515,791
	Ching Feng Home Fashions Co. Ltd.	41,000	26,173
	Chin-Poon Industrial Co. Ltd.	2,049,815	2,150,109
	Chipbond Technology Corp.	2,056,000	4,414,812
	ChipMOS Technologies, Inc.	2,725,085	3,291,988
	ChipMOS Technologies, Inc., ADR	24,284	581,353
	Chong Hong Construction Co. Ltd.	78,000	202,901
	Chun YU Works & Co. Ltd.	834,750	744,858
	Chun Yuan Steel Industry Co. Ltd.	2,324,287	1,231,863
#	Chung Hsin Electric & Machinery Manufacturing Corp.	1,553,250	5,149,608
	Chung Hwa Chemical Industrial Works Ltd.	57,000	76,031
#	Chung Hwa Pulp Corp.	2,210,353	1,767,303
* ††	Chung Shing Textile Co.	600	0
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	35,000	108,986
	Chyang Sheng Dyeing & Finishing Co. Ltd.	167,000	77,503
	Clevo Co.	1,257,000	1,247,889
	CMC Magnetics Corp.	5,117,019	1,343,555
#	CoAsia Electronics Corp.	319,704	119,893
#	Collins Co. Ltd.	641,224	360,063
	Compal Electronics, Inc.	14,746,332	11,508,008
#	Compeq Manufacturing Co. Ltd.	5,127,000	7,222,399
	Compucase Enterprise	57,000	94,017
#	Concord Securities Co. Ltd.	2,251,489	807,477
	Continental Holdings Corp.	2,142,540	2,178,728
	Contrel Technology Co. Ltd.	714,000	451,602
	Coretronic Corp.	1,773,800	4,333,129
#	Coxon Precise Industrial Co. Ltd.	434,000	198,867
	CTBC Financial Holding Co. Ltd.	74,971,073	55,264,044
	CviLux Corp.	109,000	131,841
	CX Technology Co. Ltd.	51,750	40,248
#	CyberTAN Technology, Inc.	799,000	595,435
	DA CIN Construction Co. Ltd.	1,622,579	1,630,182
	Da-Li Development Co. Ltd.	30,000	30,864
#	Darfon Electronics Corp.	353,000	505,128
# *	Darwin Precisions Corp.	2,051,635	686,627
	De Licacy Industrial Co. Ltd.	98,000	48,846
#	Depo Auto Parts Ind Co. Ltd.	538,000	1,712,926
	D-Link Corp.	2,996,068	1,726,669
	Dyaco International, Inc.	51,000	70,663

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Dynamic Holding Co. Ltd.	1,331,873	$1,061,849
	Dynapack International Technology Corp.	750,000	1,861,202
	E.Sun Financial Holding Co. Ltd.	28,411,488	23,105,674
	Eastern Media International Corp.	40,500	25,198
# *	Edimax Technology Co. Ltd.	982,902	517,425
#	Edison Opto Corp.	636,250	478,954
#	Edom Technology Co. Ltd.	988,350	891,451
	Elite Advanced Laser Corp.	103,000	123,995
	Elitegroup Computer Systems Co. Ltd.	1,627,395	1,316,783
††	ENG Electric Co. Ltd.	239,997	1,069
	Ennoconn Corp.	142,599	1,166,804
	Ennostar, Inc.	2,255,210	3,677,928
	EnTie Commercial Bank Co. Ltd.	2,417,232	1,184,832
	Epileds Technologies, Inc.	79,000	41,632
	Eson Precision Ind Co. Ltd.	142,000	303,283
	Eternal Materials Co. Ltd.	1,729,487	1,823,633
	Eva Airways Corp.	10,588,355	9,284,947
*	Everest Textile Co. Ltd.	2,357,813	600,972
	Evergreen International Storage & Transport Corp.	2,563,000	2,265,492
	Evergreen Marine Corp. Taiwan Ltd.	3,294,658	17,400,798
	Evergreen Steel Corp.	37,000	71,149
	Everlight Chemical Industrial Corp.	779,950	557,099
	Everlight Electronics Co. Ltd.	2,335,000	3,042,237
	Excel Cell Electronic Co. Ltd.	37,000	32,619
	Excelsior Medical Co. Ltd.	528,253	1,502,557
	Far Eastern Department Stores Ltd.	4,310,445	3,144,124
	Far Eastern International Bank.	12,877,978	4,699,058
	Far Eastern New Century Corp.	13,016,528	13,530,431
	Farcent Enterprise Co. Ltd.	11,000	20,657
	Farglory Land Development Co. Ltd.	1,437,264	2,873,904
#	Feedback Technology Corp.	63,000	219,922
	Feng Hsin Steel Co. Ltd.	28,000	62,020
	First Financial Holding Co. Ltd.	28,124,229	24,841,660
	First Hi-Tec Enterprise Co. Ltd.	11,000	23,493
	First Hotel	890,857	435,149
	First Insurance Co. Ltd.	1,382,064	706,350
# *	First Steamship Co. Ltd.	3,419,042	1,025,585
	FIT Holding Co. Ltd.	241,150	300,866
	Fittech Co. Ltd.	108,000	305,999
	FLEXium Interconnect, Inc.	1,328,000	4,093,515
	FOCI Fiber Optic Communications, Inc.	32,000	40,450
	Forcecon Tech Co. Ltd.	93,000	208,193
	Forest Water Environment Engineering Co. Ltd.	21,400	20,814
	Formosa Advanced Technologies Co. Ltd.	995,000	1,406,313
	Formosa Chemicals & Fibre Corp.	6,292,000	14,120,451
#	Formosa Laboratories, Inc.	530,478	1,439,071
	Formosa Plastics Corp.	9,711,000	29,707,080
#	Formosa Taffeta Co. Ltd.	3,081,511	2,841,311
	Formosan Rubber Group, Inc.	1,291,957	921,848
	Formosan Union Chemical	1,809,843	1,570,287
#	Founding Construction & Development Co. Ltd.	1,012,418	611,911
	Foxconn Technology Co. Ltd.	3,210,142	5,644,555
	Foxsemicon Integrated Technology, Inc.	24,000	146,603
#	Franbo Lines Corp.	190,360	117,511
	Froch Enterprise Co. Ltd.	1,037,734	750,864
	FSP Technology, Inc.	793,292	1,289,824
	Fu Chun Shin Machinery Manufacture Co. Ltd.	117,570	65,587
	Fubon Financial Holding Co. Ltd.	32,378,681	62,358,092
	Fulgent Sun International Holding Co. Ltd.	83,000	333,177

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Fullerton Technology Co. Ltd.	529,200	$ 329,968
#	Fulltech Fiber Glass Corp.	2,035,265	780,311
	Fwusow Industry Co. Ltd.	1,205,043	834,682
#	G Shank Enterprise Co. Ltd.	761,902	1,314,207
	Gamania Digital Entertainment Co. Ltd.	148,000	355,951
	Gemtek Technology Corp.	1,833,962	1,854,945
	General Interface Solution Holding Ltd.	922,000	2,392,128
	Getac Holdings Corp.	785,065	1,505,813
# *	Giantplus Technology Co. Ltd.	1,722,100	767,332
	Gigabyte Technology Co. Ltd.	553,287	2,369,215
	Global Brands Manufacture Ltd.	1,520,154	1,677,612
	Global Lighting Technologies, Inc.	160,000	288,730
	Global Mixed Mode Technology, Inc.	29,000	171,620
	Global PMX Co. Ltd.	10,000	45,741
	Global View Co. Ltd.	53,000	54,525
*	Globe Union Industrial Corp.	1,309,126	618,399
	Gloria Material Technology Corp.	1,886,116	3,622,624
	GMI Technology, Inc.	60,221	41,757
	Goldsun Building Materials Co. Ltd.	5,179,171	4,727,210
	Good Will Instrument Co. Ltd.	172,746	199,816
	Gourmet Master Co. Ltd.	183,000	928,411
	Grand Fortune Securities Co. Ltd.	950,929	363,393
	Grand Pacific Petrochemical	4,778,000	3,156,096
	Great China Metal Industry.	842,000	693,312
	Great Wall Enterprise Co. Ltd.	1,955,236	3,269,759
	Greatek Electronics, Inc.	400,000	703,049
* ††	Green Energy Technology, Inc.	1,424,880	0
	GTM Holdings Corp.	622,900	580,322
	Hannstar Board Corp.	1,693,488	2,098,305
*	HannStar Display Corp.	5,060,435	2,017,618
	HannsTouch Solution, Inc.	3,034,001	994,750
	Hanpin Electron Co. Ltd.	286,000	283,864
	Harmony Electronics Corp.	11,000	11,077
#	Harvatek Corp.	824,553	687,921
	Heran Co. Ltd.	10,000	35,517
	Hey Song Corp.	1,745,500	2,065,289
	Hi-Clearance, Inc.	4,296	20,214
	Highlight Tech Corp.	30,000	52,975
	Highwealth Construction Corp.	1,636,050	2,240,711
	Hiroca Holdings Ltd.	346,000	499,155
	Hitron Technology, Inc.	23,000	19,535
	Ho Tung Chemical Corp.	4,467,475	1,355,335
#	Hocheng Corp.	1,108,066	1,007,277
	Hold-Key Electric Wire & Cable Co. Ltd.	49,699	30,418
	Holy Stone Enterprise Co. Ltd.	243,000	807,890
	Hon Hai Precision Industry Co. Ltd.	38,800,192	132,213,520
*	Hong Pu Real Estate Development Co. Ltd.	1,038,655	828,505
	Hong TAI Electric Industrial	1,260,000	852,977
#	Hong YI Fiber Industry Co.	753,000	432,673
	Horizon Securities Co. Ltd.	738,820	232,725
	Hsin Kuang Steel Co. Ltd.	114,000	181,722
	Hsing TA Cement Co.	862,614	499,863
*	HTC Corp.	70,000	129,919
#	HUA ENG Wire & Cable Co. Ltd.	1,728,035	924,754
#	Hua Nan Financial Holdings Co. Ltd.	23,461,692	16,753,858
#	Huaku Development Co. Ltd.	850,000	2,620,056
	Huang Hsiang Construction Corp.	127,000	192,250
#	Hung Ching Development & Construction Co. Ltd.	857,468	621,751
	Hung Sheng Construction Ltd.	1,724,269	1,280,072

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Huxen Corp.	173,281	$ 299,992
	Hwa Fong Rubber Industrial Co. Ltd.	62,000	28,886
	Hwacom Systems, Inc.	270,000	215,565
	IBF Financial Holdings Co. Ltd.	13,653,796	5,487,246
#	Ichia Technologies, Inc.	1,139,260	1,053,687
#	I-Chiun Precision Industry Co. Ltd.	896,532	863,964
*	Ideal Bike Corp.	94,000	36,978
	IEI Integration Corp.	56,200	145,046
	Infortrend Technology, Inc.	1,013,000	899,364
	Innolux Corp.	30,241,847	13,248,357
	Inpaq Technology Co. Ltd.	280,250	518,498
#	Integrated Service Technology, Inc.	128,570	348,969
	IntelliEPI, Inc.	5,000	10,878
	International CSRC Investment Holdings Co.	3,996,166	2,605,143
	Inventec Corp.	8,918,277	9,619,634
	Iron Force Industrial Co. Ltd.	44,000	117,720
#	ITE Technology, Inc.	748,479	2,162,525
	ITEQ Corp.	386,000	881,311
#	Jarllytec Co. Ltd.	252,000	582,964
	Jean Co. Ltd.	464,845	247,579
	Jess-Link Products Co. Ltd.	419,500	725,342
*	Jinli Group Holdings Ltd.	760,532	257,650
	Joinsoon Electronics Manufacturing Co. Ltd.	46,000	32,099
#	K Laser Technology, Inc.	820,601	639,233
#	Kaimei Electronic Corp.	120,400	271,646
	Kaulin Manufacturing Co. Ltd.	565,656	265,391
	Kedge Construction Co. Ltd.	26,400	61,080
	KEE TAI Properties Co. Ltd.	1,804,000	790,359
#	Kenda Rubber Industrial Co. Ltd.	915,000	930,445
	Kerry TJ Logistics Co. Ltd.	76,000	95,115
*	Key Ware Electronics Co. Ltd.	198,678	72,507
	Kindom Development Co. Ltd.	1,887,000	1,826,327
	King Chou Marine Technology Co. Ltd.	268,100	355,942
	King Yuan Electronics Co. Ltd.	6,300,805	9,670,156
	King’s Town Bank Co. Ltd.	4,347,012	4,990,257
# *	King’s Town Construction Co. Ltd.	437,380	455,852
#	Kinko Optical Co. Ltd.	681,756	702,566
	Kinpo Electronics	5,886,375	2,527,571
#	Kinsus Interconnect Technology Corp.	1,359,000	4,918,877
	Ko Ja Cayman Co. Ltd.	53,000	83,053
#	KS Terminals, Inc.	116,000	287,663
# *	Kung Sing Engineering Corp.	2,331,875	602,636
	Kuo Toong International Co. Ltd.	1,052,808	958,655
*	Kuo Yang Construction Co. Ltd.	199,000	118,405
	Kwong Fong Industries Corp.	481,649	183,618
	Kwong Lung Enterprise Co. Ltd.	156,000	270,395
	KYE Systems Corp.	1,182,909	406,968
	L&K Engineering Co. Ltd.	807,000	1,193,829
	LAN FA Textile.	985,713	289,520
	Largan Precision Co. Ltd.	272,000	17,860,107
*	Leader Electronics, Inc.	237,056	184,420
#	Lealea Enterprise Co. Ltd.	3,698,941	1,297,337
#	LEE CHI Enterprises Co. Ltd.	891,900	551,743
	Lelon Electronics Corp.	86,000	181,962
# *	Li Peng Enterprise Co. Ltd.	2,332,381	614,542
	Lida Holdings Ltd.	316,680	336,143
	Lien Hwa Industrial Holdings Corp.	1,790,155	3,561,463
	Lingsen Precision Industries Ltd.	1,924,480	896,324
	Lite-On Technology Corp.	7,988,738	19,137,183

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Liton Technology Corp.	52,000	$ 66,762
# *	Long Bon International Co. Ltd.	855,880	480,802
	Long Da Construction & Development Corp.	129,000	102,533
	Longchen Paper & Packaging Co. Ltd.	4,229,859	2,372,825
	Lu Hai Holding Corp.	51,700	52,990
	Lucky Cement Corp.	726,000	380,899
	Lung Yen Life Service Corp.	71,000	86,688
#	Macauto Industrial Co. Ltd.	74,000	172,544
#	Macronix International Co. Ltd.	9,458,605	9,946,328
	Materials Analysis Technology, Inc.	37,000	228,661
	Mayer Steel Pipe Corp.	597,456	454,004
#	Maywufa Co. Ltd.	182,070	126,885
#	Mega Financial Holding Co. Ltd.	22,741,940	25,230,722
	Mercuries & Associates Holding Ltd.	2,114,949	1,043,725
# *	Mercuries Life Insurance Co. Ltd.	12,877,762	2,207,847
	Merry Electronics Co. Ltd.	97,000	272,537
	Micro-Star International Co. Ltd.	44,000	209,132
#	MIN AIK Technology Co. Ltd.	859,600	487,020
	Mirle Automation Corp.	79,000	97,160
	Mitac Holdings Corp.	3,237,682	2,996,629
	MOSA Industrial Corp.	277,007	217,466
#	MPI Corp.	388,000	1,627,559
	Namchow Holdings Co. Ltd.	280,000	437,460
	Nan Pao Resins Chemical Co. Ltd.	14,000	67,525
*	Nan Ren Lake Leisure Amusement Co. Ltd.	761,739	288,924
	Nan Ya Plastics Corp.	14,998,000	38,118,554
	Nang Kuang Pharmaceutical Co. Ltd.	35,000	91,938
	Nantex Industry Co. Ltd.	128,000	164,724
	Nanya Technology Corp.	6,094,000	13,506,103
*	New Era Electronics Co. Ltd.	168,000	99,355
	Nichidenbo Corp.	94,000	175,236
	Nien Hsing Textile Co. Ltd.	647,061	482,631
#	Niko Semiconductor Co. Ltd.	72,000	128,860
	Nishoku Technology, Inc.	194,000	567,638
	O-Bank Co. Ltd.	2,529,604	845,393
	Ocean Plastics Co. Ltd.	80,000	89,398
*	Optimax Technology Corp.	87,000	51,593
	Orient Semiconductor Electronics Ltd.	1,486,670	949,626
	Oriental Union Chemical Corp.	40,000	27,272
	Pacific Construction Co.	1,755,452	535,275
#	Paiho Shih Holdings Corp.	137,000	114,495
	Pan German Universal Motors Ltd.	6,000	58,049
	Pan Jit International, Inc.	371,100	794,271
	Pan-International Industrial Corp.	2,067,444	2,539,289
#	PChome Online, Inc.	216,000	403,236
	Pegatron Corp.	9,540,998	21,774,024
	Phison Electronics Corp.	105,000	1,332,807
	Pixart Imaging, Inc.	442,000	1,491,369
	Plastron Precision Co. Ltd.	38,156	24,768
	Plotech Co. Ltd.	522,000	312,941
	Posiflex Technology, Inc.	14,000	48,492
	Pou Chen Corp.	8,256,550	8,552,913
	Powerchip Semiconductor Manufacturing Corp.	6,899,000	6,702,981
	Powertech Technology, Inc.	1,219,000	3,650,121
	President Securities Corp.	4,203,263	2,280,889
	Primax Electronics Ltd.	1,130,000	2,211,408
	Prince Housing & Development Corp.	5,765,018	2,253,620
* ††	Prodisc Technology, Inc.	6,185,157	0
	Promate Electronic Co. Ltd.	181,000	244,925

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Prosperity Dielectrics Co. Ltd.	102,000	$ 129,151
	P-Two Industries, Inc.	62,000	53,013
	Qisda Corp.	7,723,171	8,714,440
	QST International Corp.	16,500	35,234
	Qualipoly Chemical Corp.	290,593	334,040
	Quang Viet Enterprise Co. Ltd.	25,000	93,735
	Quanta Computer, Inc.	6,953,000	19,468,753
	Quanta Storage, Inc.	312,000	547,736
#	Quintain Steel Co. Ltd.	1,184,301	684,052
#	Radiant Opto-Electronics Corp.	1,713,000	6,311,914
	Radium Life Tech Co. Ltd.	3,706,226	1,110,680
	Rechi Precision Co. Ltd.	171,000	99,505
	Rexon Industrial Corp. Ltd.	35,000	33,871
	Rich Development Co. Ltd.	3,070,054	958,122
*	Ritek Corp.	3,656,449	1,079,572
* ††	Roo Hsing Co. Ltd.	739,000	26,322
	Ruentex Development Co. Ltd.	794,000	927,804
	Ruentex Industries Ltd.	2,581,385	4,865,831
	Sampo Corp.	1,851,340	1,585,920
	San Fang Chemical Industry Co. Ltd.	23,000	15,657
#	San Far Property Ltd.	1,393,560	655,969
	Sanyang Motor Co. Ltd.	2,494,624	4,454,835
	Scan-D Corp.	33,000	49,598
	Sea Sonic Electronics Co. Ltd.	12,000	27,406
	Senao International Co. Ltd.	33,000	37,510
	Sercomm Corp.	60,000	160,885
#	Sesoda Corp.	753,279	1,017,257
	Shanghai Commercial & Savings Bank Ltd.	2,465,566	3,728,889
	Shan-Loong Transportation Co. Ltd.	436,000	459,864
	Sharehope Medicine Co. Ltd.	188,900	250,086
	Sheng Yu Steel Co. Ltd.	611,000	513,455
	ShenMao Technology, Inc.	111,000	173,902
#	Shih Her Technologies, Inc.	260,000	500,827
	Shih Wei Navigation Co. Ltd.	1,254,534	1,029,600
#	Shihlin Electric & Engineering Corp.	1,767,000	5,793,915
	Shin Foong Specialty & Applied Materials Co. Ltd.	25,000	49,224
	Shin Kong Financial Holding Co. Ltd.	41,055,909	11,220,799
	Shin Zu Shing Co. Ltd.	879,842	2,507,520
*	Shining Building Business Co. Ltd.	1,544,368	485,937
	Shinkong Insurance Co. Ltd.	1,019,412	1,707,461
	Shinkong Synthetic Fibers Corp.	6,470,754	3,713,269
	ShunSin Technology Holding Ltd.	87,000	230,829
# *	Shuttle, Inc.	1,693,015	699,604
	Sigurd Microelectronics Corp.	2,351,231	3,998,558
	Silitech Technology Corp.	49,878	55,901
	Simplo Technology Co. Ltd.	52,000	522,005
	Sincere Navigation Corp.	1,484,242	1,092,220
	Singatron Enterprise Co. Ltd.	56,000	41,856
	Sinher Technology, Inc.	303,000	374,170
	Sinmag Equipment Corp.	13,000	44,472
	Sinon Corp.	1,847,877	2,232,371
#	SinoPac Financial Holdings Co. Ltd.	37,341,266	20,321,107
	Sinyi Realty, Inc.	77,000	72,873
	Sirtec International Co. Ltd.	476,200	334,863
#	Siward Crystal Technology Co. Ltd.	722,875	886,895
#	Soft-World International Corp.	44,000	134,881
	Solar Applied Materials Technology Corp.	161,000	191,072
#	Solomon Technology Corp.	434,000	477,046
	Solteam, Inc.	53,742	82,113

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Southeast Cement Co. Ltd.	944,700	$ 564,741
#	Spirox Corp.	356,563	325,522
	Sports Gear Co. Ltd.	5,000	11,269
	St Shine Optical Co. Ltd.	5,000	40,627
*	Sun Yad Construction Co. Ltd.	150,000	65,815
#	Sunonwealth Electric Machine Industry Co. Ltd.	163,000	279,619
	Sunplus Technology Co. Ltd.	399,000	309,088
	Sunrex Technology Corp.	452,108	656,228
#	Sunspring Metal Corp.	580,569	423,853
	Supreme Electronics Co. Ltd.	2,251,726	3,187,181
	Sweeten Real Estate Development Co. Ltd.	862,114	753,368
	Syncmold Enterprise Corp.	116,000	225,475
	Synnex Technology International Corp.	4,549,550	9,180,449
	Systex Corp.	33,000	87,712
	T3EX Global Holdings Corp.	90,000	226,213
#	TA Chen Stainless Pipe.	1,557,660	2,259,027
	Ta Ya Electric Wire & Cable	2,897,860	2,593,695
#	Tah Hsin Industrial Corp.	324,701	738,770
#	TA-I Technology Co. Ltd.	172,500	268,607
*	Tai Tung Communication Co. Ltd.	508,535	257,141
	Taichung Commercial Bank Co. Ltd.	25,713,186	11,807,595
#	TaiDoc Technology Corp.	135,000	809,622
#	Taiflex Scientific Co. Ltd.	967,960	1,324,033
	Taimide Tech, Inc.	261,000	285,586
	Tainan Enterprises Co. Ltd.	338,183	250,809
	Tainan Spinning Co. Ltd.	6,079,485	3,351,455
#	Tai-Saw Technology Co. Ltd.	158,000	148,433
	Taishin Financial Holding Co. Ltd.	36,570,442	20,632,148
	Taita Chemical Co. Ltd.	702,394	483,603
#	TAI-TECH Advanced Electronics Co. Ltd.	75,000	252,208
	Taiwan Business Bank	20,462,705	9,300,546
	Taiwan Cement Corp.	18,560,110	23,413,691
	Taiwan Chinsan Electronic Industrial Co. Ltd.	339,488	416,174
	Taiwan Cooperative Financial Holding Co. Ltd.	26,248,837	22,880,260
	Taiwan Fertilizer Co. Ltd.	2,537,000	4,885,017
	Taiwan Fire & Marine Insurance Co. Ltd.	1,283,000	887,553
	Taiwan FU Hsing Industrial Co. Ltd.	661,000	934,253
#	Taiwan Glass Industry Corp.	3,675,982	2,434,824
	Taiwan Hon Chuan Enterprise Co. Ltd.	1,317,932	4,292,327
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	731,000	1,064,731
* ††	Taiwan Kolin Co. Ltd.	5,797,000	0
††	Taiwan Land Development Corp.	4,185,322	68,411
	Taiwan Navigation Co. Ltd.	1,131,000	1,163,405
	Taiwan Paiho Ltd.	263,000	478,535
	Taiwan PCB Techvest Co. Ltd.	1,421,946	1,898,027
	Taiwan Shin Kong Security Co. Ltd.	134,390	179,969
	Taiwan Steel Union Co. Ltd.	8,000	23,454
	Taiwan Styrene Monomer	568,000	311,001
#	Taiwan Surface Mounting Technology Corp.	1,330,991	4,283,197
# *	Taiwan TEA Corp.	2,838,092	2,118,010
	Taiwan Union Technology Corp.	752,000	1,628,932
	Taiyen Biotech Co. Ltd.	569,217	619,805
*	Tatung Co. Ltd.	4,614,000	4,900,896
	TBI Motion Technology Co. Ltd.	9,000	12,153
	Te Chang Construction Co. Ltd.	16,260	19,230
	Teco Electric & Machinery Co. Ltd.	5,602,725	8,065,785
	Tera Autotech Corp.	24,863	30,713
	Test Research, Inc.	77,000	161,438
	Test Rite International Co. Ltd.	1,140,266	768,201

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Tex-Ray Industrial Co. Ltd.	359,000	$ 134,402
	Thermaltake Technology Co. Ltd.	149,000	198,334
	Thinking Electronic Industrial Co. Ltd.	33,000	158,569
	Thye Ming Industrial Co. Ltd.	55,600	81,237
	Ting Sin Co. Ltd.	65,698	22,480
	Ton Yi Industrial Corp.	3,768,600	2,552,254
	Tong Hsing Electronic Industries Ltd.	579,600	3,215,125
	Tong Ming Enterprise Co. Ltd.	16,000	22,198
	Tong Yang Industry Co. Ltd.	1,937,000	3,011,389
	Tong-Tai Machine & Tool Co. Ltd.	995,447	559,346
	Top Bright Holding Co. Ltd.	5,000	17,442
	Top Union Electronics Corp.	176,762	241,297
	Topco Technologies Corp.	18,000	43,560
	Topkey Corp.	70,000	459,135
	Topoint Technology Co. Ltd.	663,459	626,484
	Toung Loong Textile Manufacturing	104,040	95,322
	TPK Holding Co. Ltd.	2,004,000	2,442,979
	Transcend Information, Inc.	76,000	175,804
	Tripod Technology Corp.	2,416,000	9,056,730
	Tsann Kuen Enterprise Co. Ltd.	181,182	245,885
	TSC Auto ID Technology Co. Ltd.	2,000	15,274
	TSRC Corp.	276,000	249,817
	TST Group Holding Ltd.	6,000	21,776
#	Tung Ho Steel Enterprise Corp.	2,960,593	5,567,804
	Tung Ho Textile Co. Ltd.	23,000	13,114
	TXC Corp.	1,355,000	3,766,681
	TYC Brother Industrial Co. Ltd.	981,723	946,321
*	Tycoons Group Enterprise.	2,388,337	758,568
	Tyntek Corp.	1,448,097	857,966
#	UDE Corp.	353,000	437,747
	U-Ming Marine Transport Corp.	1,426,000	2,533,337
#	Unic Technology Corp.	219,000	155,688
	Union Bank Of Taiwan	11,684,606	6,129,732
	Unitech Computer Co. Ltd.	477,739	534,656
# *	Unitech Printed Circuit Board Corp.	3,306,346	1,939,092
#	United Microelectronics Corp.	29,448,681	47,363,957
*	United Orthopedic Corp.	27,000	55,292
	United Radiant Technology	20,000	15,104
* ††	Unity Opto Technology Co. Ltd.	2,993,000	0
	Univacco Technology, Inc.	46,000	41,565
	Universal Cement Corp.	2,212,583	2,039,768
	Universal, Inc.	97,000	75,733
	Unizyx Holding Corp.	1,288,793	1,735,741
	UPC Technology Corp.	3,750,598	1,828,880
	USI Corp.	4,178,827	3,475,926
*	Usun Technology Co. Ltd.	128,100	137,734
#	U-Tech Media Corp.	125,000	62,141
	Ve Wong Corp.	912,806	1,134,545
	Ventec International Group Co. Ltd.	9,000	24,214
*	Victory New Materials Ltd. Co.	626,687	230,700
	Viking Tech Corp.	55,000	133,876
#	Wah Hong Industrial Corp.	406,516	404,334
	Wah Lee Industrial Corp.	862,100	2,451,879
	Walsin Lihwa Corp.	8,467,972	13,751,571
	Walsin Technology Corp.	1,196,000	3,728,291
#	Walton Advanced Engineering, Inc.	1,262,853	556,671
	Wan Hai Lines Ltd.	1,973,000	4,194,726
	We & Win Development Co. Ltd.	79,000	17,867
	Wei Chuan Foods Corp.	466,000	304,415

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Weikeng Industrial Co. Ltd.	2,081,490	$ 2,029,536
	Well Shin Technology Co. Ltd.	444,080	804,462
#	WELLELL, Inc.	134,000	138,884
# *	Wha Yu Industrial Co. Ltd.	238,000	159,141
	Winbond Electronics Corp.	15,660,572	13,289,743
	Winmate, Inc.	28,000	100,307
#	Winstek Semiconductor Co. Ltd.	247,000	461,179
* ††	Wintek Corp.	20,783,484	0
#	Wisdom Marine Lines Co. Ltd.	1,662,364	3,479,628
	Wistron Corp.	14,497,343	21,973,902
	Wistron Information Technology & Services Corp.	10,000	40,021
	Wistron NeWeb Corp.	126,000	380,059
	WPG Holdings Ltd.	8,285,284	13,502,904
	WT Microelectronics Co. Ltd.	2,096,751	4,540,380
	WUS Printed Circuit Co. Ltd.	857,668	798,552
	Xxentria Technology Materials Corp.	74,000	160,799
	Ya Horng Electronic Co. Ltd.	22,000	31,153
	Yageo Corp.	725,019	11,753,242
	Yang Ming Marine Transport Corp.	7,544,000	15,563,156
	YC INOX Co. Ltd.	1,963,446	1,869,900
	YCC Parts Manufacturing Co. Ltd.	10,000	14,284
#	Yea Shin International Development Co. Ltd.	918,710	822,070
	Yem Chio Co. Ltd.	2,519,746	1,408,139
	Yen Sun Technology Corp.	100,000	113,320
	Yeong Guan Energy Technology Group Co. Ltd.	344,820	886,746
	YFC-Boneagle Electric Co. Ltd.	35,449	32,770
#	YFY, Inc.	6,120,847	6,147,503
#	Yi Jinn Industrial Co. Ltd.	1,140,142	692,872
	Yi Shin Textile Industrial Co. Ltd.	7,000	7,822
# *	Yieh Hsing Enterprise Co. Ltd.	216,000	75,894
	Yieh Phui Enterprise Co. Ltd.	3,610,178	1,791,215
#	Young Fast Optoelectronics Co. Ltd.	488,000	485,222
#	Youngtek Electronics Corp.	596,047	1,257,451
	Yuanta Financial Holding Co. Ltd.	37,204,593	27,386,581
	Yuen Chang Stainless Steel Co. Ltd.	161,000	103,536
#	Yulon Motor Co. Ltd.	2,619,650	6,887,934
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	214,687	519,113
	YungShin Global Holding Corp.	184,000	276,737
	Zeng Hsing Industrial Co. Ltd.	111,358	404,386
#	Zenitron Corp.	940,000	987,745
#	Zero One Technology Co. Ltd.	699,391	1,329,308
	Zhen Ding Technology Holding Ltd.	3,351,000	12,207,659
#	Zig Sheng Industrial Co. Ltd.	1,985,352	670,358
*	Zinwell Corp.	701,000	441,409
	Zippy Technology Corp.	63,000	91,616
	ZongTai Real Estate Development Co. Ltd.	960,915	1,548,548

TOTAL TAIWAN			1,745,677,441

THAILAND — (2.1%)
	AAPICO Hitech PCL, NVDR	85,550	80,170
	AAPICO Hitech PCL	1,078,747	1,010,906
	AP Thailand PCL	12,364,230	4,562,246
	Asia Green Energy PCL	183,370	14,606
	Bangchak Corp. PCL	5,587,000	4,949,315
	Bangkok Bank PCL	2,393,353	11,003,922
	Bangkok Bank PCL, NVDR	259,600	1,193,563
	Bangkok Insurance PCL	190,328	1,594,079
	Bangkok Land PCL	63,743,096	1,736,030
	Bangkok Life Assurance PCL, NVDR	314,100	257,553

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Bangkok Ranch PCL	1,742,500	$147,983
	Banpu PCL	28,014,733	7,465,673
	Berli Jucker PCL	3,515,000	4,014,496
	BG Container Glass PCL	161,900	46,701
	Cal-Comp Electronics Thailand PCL, Class F	18,481,921	1,104,125
	Charoen Pokphand Foods PCL	18,111,400	10,766,862
*	Country Group Development PCL	12,272,400	136,570
*	Country Group Holdings PCL, Class F	1,781,200	41,208
*	Demco PCL	1,585,700	232,184
	Do Day Dream PCL	60,600	23,603
	Eastern Water Resources Development & Management PCL, Class F	752,100	109,244
	Esso Thailand PCL	2,196,700	559,669
	Finansia Syrus Securities PCL, NVDR	301,500	28,960
	GFPT PCL	1,762,200	552,179
	Global Green Chemicals PCL, Class F	503,800	190,322
	Hwa Fong Rubber Thailand PCL	44,400	6,826
	ICC International PCL	2,067,400	2,103,877
	Indorama Ventures PCL	3,165,000	3,151,329
	Interlink Communication PCL	142,500	28,377
*	Interlink Telecom PCL	2,081,000	182,825
	IRPC PCL	46,016,768	3,180,308
*	Italian-Thai Development PCL	23,534,600	964,886
	Kasikornbank PCL, NVDR	843,501	3,087,711
	Khon Kaen Sugar Industry PCL	8,077,207	818,424
	Kiatnakin Phatra Bank PCL	770,400	1,353,657
	Krung Thai Bank PCL	9,154,400	4,825,513
	Lalin Property PCL	204,200	52,025
	Lanna Resources PCL	274,200	116,433
	LH Financial Group PCL	7,976,846	249,952
	LPN Development PCL	6,399,102	858,273
	MCS Steel PCL	252,300	64,280
*	Millcon Steel PCL	6,680,850	103,693
*	Nawarat Patanakarn PCL	3,182,100	61,503
	Origin Property PCL, Class F	351,800	121,568
	Polyplex Thailand PCL	1,410,425	673,254
*	Power Solution Technologies PCL, Class F	3,438,240	139,956
	Precious Shipping PCL	1,959,100	711,409
	Property Perfect PCL	44,279,235	505,715
	Pruksa Holding PCL	4,037,400	1,466,103
	PTT Exploration & Production PCL	4,375,600	18,964,457
	PTT Global Chemical PCL	6,147,241	7,470,840
	PTT PCL	47,667,700	43,273,994
	Quality Houses PCL	20,628,147	1,425,651
	Rabbit Holdings PCL, Class F	3,086,100	66,878
	Regional Container Lines PCL	706,600	500,761
	Rojana Industrial Park PCL	4,294,173	785,960
*	RPCG Pcl	1,432,400	32,719
	Saha Pathana Inter-Holding PCL	2,248,100	4,345,109
	Saha Pathanapibul PCL	1,052,533	1,961,276
	Sahakol Equipment PCL	1,782,300	84,555
	Saha-Union PCL	1,568,500	1,320,576
	Sansiri PCL	66,481,166	3,699,077
	SC Asset Corp. PCL	8,392,953	1,066,708
	SCB X PCL	2,709,600	8,212,712
	Sena Development PCL	1,331,366	134,901
	Siam Cement PCL	1,790,200	16,461,609
	Siam City Cement PCL	132,500	521,890
	Siamgas & Petrochemicals PCL	444,700	113,951
	Singha Estate PCL	547,000	25,950

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Sino-Thai Engineering & Construction PCL	2,239,400	$760,730
	SNC Former PCL	95,000	37,558
	Somboon Advance Technology PCL	1,338,100	771,962
	SPCG PCL	1,807,900	672,387
	Sri Trang Agro-Industry PCL	3,562,599	2,055,295
	Sri Trang Gloves Thailand PCL	2,374,700	632,836
	Srithai Superware PCL	5,665,600	233,941
	Star Petroleum Refining PCL	4,756,200	1,351,055
*	STP & I PCL	5,500,900	647,591
	Supalai PCL	6,411,000	3,980,180
	Super Energy Corp. PCL	93,431,009	1,641,661
	Susco PCL	912,000	90,272
	Syntec Construction PCL	5,229,800	252,703
	Tata Steel Thailand PCL	2,480,900	76,285
	Thai Oil PCL	4,627,474	6,301,414
	Thai Stanley Electric PCL, NVDR	19,100	101,520
	Thai Stanley Electric PCL, Class F	170,100	904,112
	Thai Union Group PCL, Class F	9,423,100	3,808,149
	Thai Wacoal PCL	77,900	91,251
	Thai Wah PCL, Class F	204,900	27,362
	Thanachart Capital PCL	1,024,300	1,297,342
	Thitikorn PCL	1,125,800	237,375
	Thoresen Thai Agencies PCL	7,136,800	1,504,794
	TKS Technologies PCL	139,600	39,859
	TMBThanachart Bank PCL	75,780,196	3,217,843
	TPI Polene PCL	33,681,040	1,479,510
	TPI Polene Power PCL	5,535,299	538,171
	True Corp. PCL	29,070,378	6,767,977
*	TTCL PCL	150,400	17,706
*	Unique Engineering & Construction PCL	979,600	104,996
	Univentures PCL	2,173,700	165,506
	WHA Corp. PCL	446,600	57,546

TOTAL THAILAND			226,986,529

TURKEY — (0.9%)
	Akbank TAS	15,811,473	13,072,835
*	Albaraka Turk Katilim Bankasi AS	7,059,701	944,868
*	Anadolu Anonim Turk Sigorta Sirketi	1,345,100	1,243,601
	Anadolu Efes Biracilik Ve Malt Sanayii AS	609,446	1,973,762
	Arcelik AS	240,237	1,197,062
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	203,459	1,248,089
	Dogan Sirketler Grubu Holding AS	4,313,267	1,900,869
	Enka Insaat ve Sanayi AS	3,382,698	4,760,313
#	Eregli Demir ve Celik Fabrikalari TAS	4,248,741	7,249,984
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	1,252,529	818,639
	GSD Holding AS	3,582,196	490,362
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	128,429	96,466
#	KOC Holding AS	3,043,495	11,848,867
*	Menderes Tekstil Sanayi ve Ticaret AS	51,336	18,382
	Pinar SUT Mamulleri Sanayii AS	24,480	61,991
#	Sekerbank Turk AS	6,118,056	696,802
*	TAV Havalimanlari Holding AS	232,992	844,990
	Tekfen Holding AS	140,589	208,384
*	Turk Hava Yollari AO	2,178,289	14,325,320
#	Turkiye Garanti Bankasi AS	2,315,178	3,264,246
# *	Turkiye Halk Bankasi AS	3,363,045	1,819,435
#	Turkiye Is Bankasi AS, Class C	10,971,191	6,115,454
*	Turkiye Sinai Kalkinma Bankasi AS	7,418,871	1,503,077
	Turkiye Sise ve Cam Fabrikalari AS	2,955,316	5,606,607

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TURKEY — (Continued)
# *	Turkiye Vakiflar Bankasi TAO, Class D	5,630,544	$2,492,938
*	Vestel Elektronik Sanayi ve Ticaret AS	399,445	849,593
	Yapi ve Kredi Bankasi AS	15,981,002	7,797,008
*	Zorlu Enerji Elektrik Uretim AS	2,372,295	540,959

TOTAL TURKEY			92,990,903

UNITED ARAB EMIRATES — (1.2%)
	Abu Dhabi Commercial Bank PJSC	11,539,581	27,725,554
	Agthia Group PJSC	581,990	732,760
*	Ajman Bank PJSC	181,231	81,026
	Aldar Properties PJSC	13,235,760	19,522,571
	Amanat Holdings PJSC	3,134,404	769,028
*	Amlak Finance PJSC	2,004,723	463,308
	Dana Gas PJSC	13,352,955	3,254,888
*	Deyaar Development PJSC	4,202,841	608,982
	Dubai Investments PJSC	6,860,831	4,587,653
	Emaar Development PJSC	5,085,574	7,671,300
	Emaar Properties PJSC	21,500,802	34,858,401
	Emirates NBD Bank PJSC	5,255,655	20,214,754
*	Eshraq Investments PJSC	3,371,519	466,392
	Islamic Arab Insurance Co.	178,521	31,375
*	Manazel PJSC	1,193,679	123,882
*	RAK Properties PJSC	5,221,328	882,944
	Ras Al Khaimah Ceramics	670,804	478,533
*	SHUAA Capital PSC	2,175,952	206,934
*	Union Properties PJSC	3,928,839	277,093

TOTAL UNITED ARAB EMIRATES			122,957,378

UNITED STATES — (0.0%)
* ††	Rexlot Holdings	67,831,618	0

TOTAL COMMON STOCKS			10,412,209,705

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.6%)
	Banco ABC Brasil SA	560,876	1,880,157
Ω	Banco BMG SA	147,500	61,510
	Banco Bradesco SA	10,032,174	27,857,093
	Banco do Estado do Rio Grande do Sul SA Class B	1,073,745	2,290,518
	Banco Pan SA	745,371	800,992
	Eucatex SA Industria e Comercio	297,328	515,636
	Gerdau SA	583,889	2,947,657
	Grazziotin SA	6,400	36,723
	Marcopolo SA	2,628,443	1,891,838
	Petroleo Brasileiro SA	4,730,679	22,478,266
	Randon SA Implementos e Participacoes	324,900	538,048
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	2,215,573	3,198,229

TOTAL BRAZIL			64,496,667

COLOMBIA — (0.1%)
	Grupo Argos SA	374,078	451,872
	Grupo Aval Acciones y Valores SA	269,461	33,726
	Grupo de Inversiones Suramericana SA	829,737	2,048,733

TOTAL COLOMBIA			2,534,331

INDIA — (0.0%)
	Sundaram-Clayton Ltd.	2,516,040	104,532

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
	PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	873,808	$609,625

	SOUTH KOREA — (0.0%)
	Hanwha Galleria Co. Ltd.	1,735	15,142
*	Hanwha Solutions Corp.	1,538	41,750

	TOTAL SOUTH KOREA		56,892

	TAIWAN — (0.0%)
	China Development Financial Holding Corp.	4,894,167	1,169,180

	TOTAL PREFERRED STOCKS		68,971,227

	RIGHTS/WARRANTS — (0.0%)
	HONG KONG — (0.0%)
*	Xinyi Energy Holdings Ltd. Rights 05/23/23	219,600	0

	TAIWAN — (0.0%)
*	Acer, Inc. Rights 06/16/23.	6,271	0

	THAILAND — (0.0%)
*	Bangkok Ranch PCL Warrants 09/01/26.	626,050	4,950
*	Kiatnakin Phatra Bank PCL Warrants 04/26/24	128,398	0

	TOTAL THAILAND		4,950

	TOTAL RIGHTS/WARRANTS.		4,950

	TOTAL INVESTMENT SECURITIES
	(Cost $9,284,216,160)		10,481,185,882

			Value†
	SECURITIES LENDING COLLATERAL — (1.1%)
@ §	The DFA Short Term Investment Fund.	10,192,419	117,895,713

	TOTAL INVESTMENTS — (100.0%)
	(Cost $9,402,091,873)		$10,599,081,595

ADR American Depositary Receipt

GDR Global Depositary Receipt

SA Special Assessment

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2023, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/16/23	$31,333,986	$31,986,500	$652,514

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
S&P 500® E-mini Index.	202	06/16/23	$40,656,501	$42,303,850	$1,647,349

Total Futures Contracts			$71,990,487	$74,290,350	$2,299,863

Summary of the Fund’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$372,155,630	$1,284,355	—	$373,439,985
Chile	1,306,491	62,358,489	—	63,664,980
China	181,240,690	2,837,721,491	$10,451,440	3,029,413,621
Colombia	4,824,803	1,993	—	4,826,796
Czech Republic	—	10,614,101	—	10,614,101
Greece	—	40,337,244	—	40,337,244
Hong Kong	—	283,596	—	283,596
Hungary	—	23,151,907	—	23,151,907
India	81,997,169	1,588,494,827	1,036,136	1,671,528,132
Indonesia	—	204,080,954	320,324	204,401,278
Kuwait	4,096,483	700,766	—	4,797,249
Malaysia	—	188,422,067	—	188,422,067
Mexico	309,363,711	6,525,650	—	315,889,361
Philippines	—	106,949,489	693,256	107,642,745
Poland	—	88,451,130	—	88,451,130
Qatar	—	65,272,991	—	65,272,991
Saudi Arabia	819,279	397,877,455	—	398,696,734
South Africa	59,773,205	295,459,344	—	355,232,549
South Korea	181,399,004	1,093,922,200	2,209,784	1,277,530,988
Taiwan	18,176,951	1,727,404,688	95,802	1,745,677,441
Thailand	211,924,356	15,062,173	—	226,986,529
Turkey	—	92,990,903	—	92,990,903
United Arab Emirates.	—	122,957,378	—	122,957,378
Preferred Stocks
Brazil	64,435,157	61,510	—	64,496,667
Colombia	2,534,331	—	—	2,534,331
India	—	104,532	—	104,532
Philippines	—	609,625	—	609,625
South Korea	15,142	41,750	—	56,892
Taiwan	—	1,169,180	—	1,169,180
Rights/Warrants
Thailand	—	4,950	—	4,950
Securities Lending Collateral	—	117,895,713	—	117,895,713
Futures Contracts**	2,299,863	—	—	2,299,863

TOTAL	$1,496,362,265	$9,090,212,451	$14,806,742^	$10,601,381,458

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value†
COMMON STOCKS — (94.9%)
COMMUNICATION SERVICES — (7.8%)
	Activision Blizzard, Inc.	22,187	$1,724,152
*	Alphabet, Inc., Class A	153,535	16,480,447
*	Alphabet, Inc., Class C	143,420	15,520,912
*	Altice USA, Inc., Class A	18,549	64,921
*	AMC Networks, Inc., Class A	5,887	104,141
*	Anterix, Inc.	1,929	60,918
	AT&T, Inc.	275,027	4,859,727
	ATN International, Inc.	3,463	125,257
*	Bandwidth, Inc., Class A	1,697	20,652
*	Boston Omaha Corp., Class A	4,862	99,477
*	Bumble, Inc., Class A	6,450	117,454
#	Cable One, Inc.	873	662,092
*	Cargurus, Inc.	7,733	127,131
*	Cars.com, Inc.	8,924	174,643
*	Charter Communications, Inc., Class A	5,865	2,162,425
#*	Cinemark Holdings, Inc.	13,886	234,396
	Cogent Communications Holdings, Inc.	7,777	536,924
	Comcast Corp, Class A	193,628	8,010,390
*	Consolidated Communications Holdings, Inc.	11,459	44,346
#*	Cumulus Media, Inc., Class A	528	1,856
*	Daily Journal Corp.	107	29,227
#	DallasNews Corp.	4,771	20,468
*	DHI Group, Inc.	18,567	68,141
#*	DISH Network Corp, Class A	22,673	170,274
*	EchoStar Corp, Class A	6,530	111,467
	Electronic Arts, Inc.	9,962	1,267,963
	Entravision Communications Corp., Class A	9,205	57,531
*	EW Scripps Co, Class A	13,483	113,662
*	FG Group Holdings, Inc.	2,726	5,288
	Fox Corp, Class A	24,305	808,384
	Fox Corp, Class B	16,376	500,123
#*	Frontier Communications Parent, Inc.	931	20,985
*	Gaia, Inc.	1,300	3,952
#*	Gannett Co., Inc.	11,700	22,230
*	Gogo, Inc.	1,428	19,149
	Gray Television, Inc.	14,857	114,547
*	IDT Corp., Class B	3,200	106,272
#*	iHeartMedia, Inc., Class A	5,533	19,199
*	IMAX Corp.	8,607	180,317
	Interpublic Group of Cos, Inc.	43,339	1,548,502
	Iridium Communications, Inc.	17,980	1,141,191
	John Wiley & Sons, Inc., Class A	6,317	243,647
#	John Wiley & Sons, Inc., Class B	312	11,909
*	Lee Enterprises, Inc.	1,083	12,476
*	Liberty Broadband Corp., Class A	1,324	111,918
*	Liberty Broadband Corp., Class C	7,951	674,086
*	Liberty Latin America Ltd., Class A	22,700	201,349
*	Liberty Latin America Ltd., Class C	37,699	334,767
*	Liberty Media Corp.-Liberty Braves, Class A	363	14,219
*	Liberty Media Corp.-Liberty Braves, Class C	5,187	197,210
*	Liberty Media Corp.-Liberty Formula One, Class A	2,423	156,962
#*	Liberty Media Corp.-Liberty Formula One, Class C	14,254	1,028,996
*	Liberty Media Corp.-Liberty SiriusXM, Class A	7,097	199,426

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Media Corp.-Liberty SiriusXM, Class C	15,808	$441,676
#*	Lions Gate Entertainment Corp., Class A	42,895	493,292
*	Lions Gate Entertainment Corp., Class B	9,071	96,788
#*	Live Nation Entertainment, Inc.	8,075	547,323
#	Lumen Technologies, Inc.	136,951	324,574
#*	Madison Square Garden Entertainment Corp.	4,462	143,989
	Madison Square Garden Sports Corp.	2,119	424,859
*	Magnite, Inc.	27,185	255,539
#	Marcus Corp.	2,700	47,304
*	Match Group, Inc.	9,505	350,734
*	Meta Platforms, Inc., Class A	108,659	26,112,931
*	Netflix, Inc.	6,839	2,256,391
	New York Times Co, Class A	14,947	594,143
	News Corp, Class A	33,436	588,808
	News Corp, Class B	15,297	271,522
	Nexstar Media Group, Inc.	6,119	1,061,341
	Omnicom Group, Inc.	20,901	1,893,004
*	Ooma, Inc.	2,349	28,893
	Paramount Global, Class A	1,096	29,000
#	Paramount Global, Class B	36,885	860,527
*	Playtika Holding Corp.	3,670	36,700
*	QuinStreet, Inc.	6,390	70,993
*	Quotient Technology, Inc.	8,300	23,406
*	Reading International, Inc, Class A	4,944	15,969
*	Roku, Inc.	399	22,428
	Scholastic Corp.	5,012	192,812
*	Sciplay Corp., Class A	1,500	25,620
	Shenandoah Telecommunications Co.	9,059	188,518
	Shutterstock, Inc.	4,844	324,548
#	Sinclair Broadcast Group, Inc., Class A	7,682	152,795
#	Sirius XM Holdings, Inc.	48,463	184,159
*	Snap, Inc, Class A	27,434	238,950
#*	Sphere Entertainment Co.	4,462	125,561
	Spok Holdings, Inc.	2,587	31,639
*	Take-Two Interactive Software, Inc.	8,537	1,061,064
*	TechTarget, Inc.	1,775	60,510
	TEGNA, Inc.	34,128	583,589
	Telephone & Data Systems, Inc.	17,703	177,030
*	Thryv Holdings, Inc.	3,611	81,103
*	T-Mobile U.S., Inc.	22,150	3,187,385
	Townsquare Media, Inc., Class A	1,300	12,298
*	Trade Desk, Inc., Class A	4,976	320,156
*	Travelzoo	2,000	14,900
*	TripAdvisor, Inc.	9,219	163,453
*	U.S. Cellular Corp.	6,507	138,209
	Verizon Communications, Inc.	235,673	9,151,183
*	Vimeo, Inc.	3,287	10,814
*	Walt Disney Co.	46,713	4,788,082
*	Warner Bros Discovery, Inc.	100,361	1,365,913
	Warner Music Group Corp., Class A	6,383	194,490
*	WideOpenWest, Inc.	11,172	127,696
	World Wrestling Entertainment, Inc, Class A	5,446	583,648
*	Yelp, Inc.	9,440	282,445
*	Zedge, Inc, Class B	300	594
#*	Ziff Davis, Inc.	7,345	537,213

TOTAL COMMUNICATION SERVICES			121,946,609

CONSUMER DISCRETIONARY — (12.3%)
#	Cheesecake Factory, Inc.	8,689	292,732

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	1-800-Flowers.com, Inc., Class A	5,186	$47,763
*	2U, Inc.	6,939	38,442
	Aaron’s Co., Inc.	4,332	57,832
*	Abercrombie & Fitch Co., Class A	10,546	248,253
	Academy Sports & Outdoors, Inc.	9,579	608,458
#	Acushnet Holdings Corp.	10,245	513,582
*	Adient PLC.	13,860	511,988
	ADT, Inc.	49,467	331,429
*	Adtalem Global Education, Inc.	9,323	378,234
	Advance Auto Parts, Inc.	7,564	949,509
*	Amazon.com, Inc.	235,844	24,869,750
*	American Axle & Manufacturing Holdings, Inc.	18,883	135,013
	American Eagle Outfitters, Inc.	27,268	365,119
*	American Public Education, Inc.	1,104	6,293
#*	America’s Car-Mart, Inc.	1,100	88,429
*	Aptiv PLC	9,357	962,461
	Aramark	25,829	896,266
	Ark Restaurants Corp.	120	2,098
	Arko Corp.	20,286	169,591
*	Asbury Automotive Group, Inc.	3,077	595,276
	Autoliv, Inc.	13,399	1,149,768
*	AutoNation, Inc.	9,748	1,283,812
*	AutoZone, Inc.	422	1,123,917
*	Barnes & Noble Education, Inc.	189	295
	Bassett Furniture Industries, Inc.	1,200	17,220
	Bath & Body Works, Inc.	14,551	510,740
*	Beazer Homes USA, Inc.	4,142	88,266
	Best Buy Co., Inc.	24,808	1,848,692
#	Big Lots, Inc.	6,301	56,646
#	Bloomin’ Brands, Inc.	15,290	378,733
*	Booking Holdings, Inc.	1,537	4,128,858
*	Boot Barn Holdings, Inc.	4,393	318,361
	BorgWarner, Inc.	28,072	1,351,105
#*	Bright Horizons Family Solutions, Inc.	7,018	534,210
*	Brinker International, Inc.	8,152	325,428
	Brunswick Corp.	11,366	963,723
	Buckle, Inc.	9,102	305,190
	Build-A-Bear Workshop, Inc.	1,000	23,200
*	Burlington Stores, Inc.	5,680	1,095,161
#	Caleres, Inc.	5,590	127,452
	Camping World Holdings, Inc., Class A	4,673	104,628
*	Capri Holdings Ltd.	18,609	772,273
*	CarMax, Inc.	11,925	835,108
*	CarParts.com, Inc.	7,007	33,213
	Carriage Services, Inc.	2,352	67,526
*	Carrols Restaurant Group, Inc.	7,099	27,331
#	Carter’s, Inc.	6,367	444,226
	Cato Corp., Class A	3,700	30,525
*	Cavco Industries, Inc.	1,219	365,968
	Century Communities, Inc.	5,591	376,498
*	Chegg, Inc.	14,598	262,472
*	Chico’s FAS, Inc.	23,800	119,952
#*	Children’s Place, Inc.	1,931	57,235
#*	Chipotle Mexican Grill, Inc.	670	1,385,305
#	Choice Hotels International, Inc.	5,798	739,361
*	Citi Trends, Inc.	1,812	31,275
#	Columbia Sportswear Co.	7,858	656,457
*	Conn’s, Inc.	4,758	22,743
*	Container Store Group, Inc.	6,390	19,745

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Coursera, Inc.	6,536	$81,308
#	Cracker Barrel Old Country Store, Inc.	3,942	418,483
#*	Crocs, Inc.	7,475	924,433
	Crown Crafts, Inc.	1,422	7,849
	Dana, Inc.	22,857	338,055
	Darden Restaurants, Inc.	9,906	1,505,019
*	Dave & Buster’s Entertainment, Inc.	8,034	284,886
*	Deckers Outdoor Corp.	3,548	1,700,698
*	Delta Apparel, Inc.	600	6,834
*	Denny’s Corp.	5,995	67,204
	Designer Brands, Inc., Class A	8,359	68,460
*	Destination XL Group, Inc.	4,848	21,283
	Dick’s Sporting Goods, Inc.	10,157	1,472,867
	Dillard’s, Inc, Class A	2,850	850,411
	Dine Brands Global, Inc.	1,571	102,005
	Domino’s Pizza, Inc.	1,506	478,110
#*	DoorDash, Inc., Class A	14,078	861,433
*	Dorman Products, Inc.	4,567	393,493
	DR Horton, Inc.	33,341	3,661,509
	eBay, Inc.	54,647	2,537,260
	El Pollo Loco Holdings, Inc.	4,262	39,722
#*	Envela Corp.	5,655	35,683
	Escalade, Inc.	1,450	21,924
#	Ethan Allen Interiors, Inc.	4,083	114,038
#*	Etsy, Inc.	7,486	756,311
*	Expedia Group, Inc.	1,890	177,584
*	Fiesta Restaurant Group, Inc.	1,467	11,780
*	Five Below, Inc.	6,717	1,325,667
	Flexsteel Industries, Inc.	1,153	19,993
#*	Floor & Decor Holdings, Inc., Class A	9,443	938,068
#	Foot Locker, Inc.	15,240	639,928
	Ford Motor Co.	138,704	1,647,804
*	Fox Factory Holding Corp.	3,452	382,723
#	Franchise Group, Inc.	2,359	69,001
*	Frontdoor, Inc.	9,721	265,967
#*	Funko, Inc., Class A	5,921	58,381
	Gap, Inc.	53,039	509,174
	Garmin Ltd.	9,577	940,174
#*	Garrett Motion, Inc.	2,775	22,921
	General Motors Co.	55,601	1,837,057
*	Genesco, Inc.	3,112	107,862
	Gentex Corp.	32,760	903,848
*	Gentherm, Inc.	4,760	283,934
	Genuine Parts Co.	12,964	2,181,971
*	G-III Apparel Group Ltd.	14,428	226,520
#*	Good Times Restaurants, Inc.	4,704	12,419
*	Goodyear Tire & Rubber Co.	40,859	435,966
*	GoPro, Inc., Class A	18,677	79,938
	Graham Holdings Co, Class B	687	395,417
*	Grand Canyon Education, Inc.	6,048	717,898
*	Green Brick Partners, Inc.	5,861	218,439
	Group 1 Automotive, Inc.	3,118	699,929
#	Guess?, Inc.	9,401	177,209
	H&R Block, Inc.	18,512	627,742
	Hamilton Beach Brands Holding Co., Class A	1,000	10,010
#	Hanesbrands, Inc.	53,728	281,535
	Harley-Davidson, Inc.	21,805	808,965
	Hasbro, Inc.	10,585	626,844
	Haverty Furniture Cos., Inc.	3,679	110,885

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Helen of Troy Ltd.	3,202	$321,289
	Hibbett, Inc.	2,831	153,808
*	Hilton Grand Vacations, Inc.	16,631	711,807
	Hilton Worldwide Holdings, Inc.	5,579	803,488
	Home Depot, Inc.	40,862	12,280,665
	Hooker Furnishings Corp.	1,478	23,367
#*	Hyatt Hotels Corp, Class A	4,105	469,201
	Installed Building Products, Inc.	4,932	612,900
*	iRobot Corp.	1,136	44,679
	Jack in the Box, Inc.	1,903	176,389
	Jerash Holdings US, Inc.	1,557	7,131
	Johnson Outdoors, Inc., Class A	1,404	81,432
	KB Home.	13,011	570,142
#	Kohl’s Corp.	20,192	444,830
#	Kontoor Brands, Inc.	7,419	335,116
	Lakeland Industries, Inc.	1,000	12,050
*	Lands’ End, Inc.	4,280	30,688
	Laureate Education, Inc.	25,916	321,099
	La-Z-Boy, Inc.	7,281	209,183
#*	Lazydays Holdings, Inc.	1,319	15,630
	LCI Industries	3,843	434,105
	Lear Corp.	8,005	1,021,918
*	Legacy Housing Corp.	1,336	28,858
	Leggett & Platt, Inc.	20,081	648,817
	Lennar Corp, Class A	18,892	2,131,207
#	Lennar Corp, Class B	1,637	160,131
#*	Leslie’s, Inc.	18,171	197,155
#	Levi Strauss & Co., Class A	14,234	205,824
*	LGI Homes, Inc.	3,499	415,681
	Lifetime Brands, Inc.	3,105	15,214
*	Lincoln Educational Services Corp.	3,900	22,737
#	Lithia Motors, Inc.	4,185	924,425
*	Live Ventures, Inc.	401	12,732
	LKQ Corp.	14,452	834,314
*	LL Flooring Holdings, Inc.	2,267	7,458
#*	Lovesac Co.	1,664	43,747
	Lowe’s Cos, Inc.	8,352	1,735,796
#*	Lululemon Athletica, Inc.	4,651	1,767,054
*	M/I Homes, Inc.	696	47,077
	Macy’s, Inc.	39,729	649,172
*	Malibu Boats, Inc., Class A	4,121	233,867
#	Marine Products Corp.	5,029	69,249
*	MarineMax, Inc.	3,867	112,607
	Marriott International, Inc., Class A	10,789	1,827,009
#	Marriott Vacations Worldwide Corp.	5,421	729,450
*	MasterCraft Boat Holdings, Inc.	2,329	68,170
*	Mattel, Inc.	49,009	882,162
	McDonald’s Corp.	9,488	2,806,076
	MDC Holdings, Inc.	11,761	481,848
	Meritage Homes Corp.	5,126	656,384
*	Modine Manufacturing Co.	5,909	123,557
*	Mohawk Industries, Inc.	7,352	778,577
	Monro, Inc.	5,228	255,545
*	Motorcar Parts of America, Inc.	2,723	13,261
	Movado Group, Inc.	2,400	61,488
	Murphy USA, Inc.	4,289	1,180,461
	Nathan’s Famous, Inc.	600	44,790
*	National Vision Holdings, Inc.	9,847	207,181
#*	Nautilus, Inc.	2,810	3,737

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	NIKE, Inc., Class B	39,552	$5,012,029
*	Noodles & Co.	2,751	13,590
	Nordstrom, Inc.	25,298	391,107
*	NVR, Inc.	340	1,985,600
*	ODP Corp.	8,195	354,106
#*	Ollie’s Bargain Outlet Holdings, Inc.	7,765	506,666
*	OneSpaWorld Holdings Ltd.	6,538	78,456
*	O’Reilly Automotive, Inc.	1,189	1,090,682
	Oxford Industries, Inc.	2,746	283,360
#	Papa John’s International, Inc.	3,244	242,619
	Patrick Industries, Inc.	3,766	258,461
#	Penske Automotive Group, Inc.	9,878	1,368,893
*	Perdoceo Education Corp.	10,364	134,525
#	PetMed Express, Inc.	3,666	56,346
#*	Planet Fitness, Inc., Class A	5,527	459,515
*	Playa Hotels & Resorts NV	17,048	158,717
	Polaris, Inc.	8,800	956,120
#	Pool Corp.	2,678	940,835
	PulteGroup, Inc.	31,502	2,115,359
	PVH Corp.	9,738	835,618
#*	Qurate Retail, Inc., Class A	89,975	71,674
	Ralph Lauren Corp.	5,141	590,135
#*	Red Robin Gourmet Burgers, Inc.	900	11,763
#*	Revolve Group, Inc.	4,150	85,697
#*	RH	2,772	707,220
	Rocky Brands, Inc.	402	11,746
	Ross Stores, Inc.	20,871	2,227,562
*	Royal Caribbean Cruises Ltd.	5,879	384,663
*	Sally Beauty Holdings, Inc.	24,091	342,815
*	SeaWorld Entertainment, Inc.	7,087	380,288
	Service Corp. International.	23,706	1,663,924
*	Shake Shack, Inc., Class A	3,578	196,110
#	Shoe Carnival, Inc.	4,460	103,695
#	Signet Jewelers Ltd.	8,025	590,479
*	Six Flags Entertainment Corp.	8,881	215,542
*	Skechers USA, Inc., Class A	15,605	830,030
*	Skyline Champion Corp.	7,662	568,291
*	Sleep Number Corp.	1,758	39,643
#	Sonic Automotive, Inc., Class A	4,084	181,820
#*	Sonos, Inc.	13,705	289,724
*	Sportsman’s Warehouse Holdings, Inc.	2,963	18,430
	Standard Motor Products, Inc.	3,872	139,431
	Starbucks Corp.	13,795	1,576,631
	Steven Madden Ltd.	10,477	367,114
#*	Stitch Fix, Inc., Class A	8,017	27,338
*	Stoneridge, Inc.	5,645	106,295
	Strategic Education, Inc.	3,173	279,224
*	Strattec Security Corp.	200	3,880
*	Stride, Inc.	7,870	338,095
	Superior Group of Cos., Inc.	1,686	13,151
*	Sypris Solutions, Inc.	4,022	7,923
	Tapestry, Inc.	37,120	1,514,867
*	Taylor Morrison Home Corp.	19,866	856,026
	Tempur Sealy International, Inc.	20,657	774,018
*	Tesla, Inc.	40,538	6,660,799
	Texas Roadhouse, Inc.	9,493	1,050,116
#	Thor Industries, Inc.	7,247	572,658
#*	Tilly’s, Inc., Class A	1,998	15,005
	TJX Cos., Inc.	46,971	3,702,254

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Toll Brothers, Inc.	12,854	$821,499
*	TopBuild Corp.	4,648	1,048,031
#*	Topgolf Callaway Brands Corp.	26,858	595,442
	Tractor Supply Co.	9,106	2,170,870
	Travel & Leisure Co.	8,926	341,598
*	TravelCenters of America, Inc.	1,298	111,797
*	Tri Pointe Homes, Inc.	18,514	530,982
*	Ulta Beauty, Inc.	4,710	2,597,235
*	Under Armour, Inc., Class A	28,671	254,312
*	Under Armour, Inc., Class C	34,811	279,880
*	Unifi, Inc.	2,302	20,212
*	Universal Electronics, Inc.	2,569	25,818
	Upbound Group, Inc.	8,566	228,370
*	Urban Outfitters, Inc.	21,415	579,490
	Vail Resorts, Inc.	4,660	1,120,823
	Valvoline, Inc.	18,186	628,326
*	Vera Bradley, Inc.	4,815	25,231
	VF Corp.	30,297	712,282
*	Victoria’s Secret & Co.	8,463	262,438
*	Visteon Corp.	3,795	532,780
*	VOXX International Corp.	2,097	26,779
#	Wendy’s Co.	29,829	659,221
	Weyco Group, Inc.	1,047	28,416
	Whirlpool Corp.	8,001	1,116,860
#	Williams-Sonoma, Inc.	9,135	1,105,700
	Wingstop, Inc.	2,860	572,315
	Winmark Corp.	400	133,568
#	Winnebago Industries, Inc.	5,225	303,781
	Wolverine World Wide, Inc.	11,074	185,379
	Wyndham Hotels & Resorts, Inc.	12,746	869,532
#*	XPEL, Inc.	483	35,288
*	YETI Holdings, Inc.	10,217	403,061
	Yum! Brands, Inc.	10,390	1,460,626
*††	Zagg, Inc.	4,298	0
*	Zumiez, Inc.	4,107	71,811

TOTAL CONSUMER DISCRETIONARY.			192,636,135

CONSUMER STAPLES — (5.9%)
	Albertsons Cos., Inc., Class A	17,434	364,371
#	Alico, Inc.	1,900	44,764
	Andersons, Inc.	5,770	257,919
	Archer-Daniels-Midland Co.	17,970	1,403,098
	B&G Foods, Inc.	10,036	160,977
*	BellRing Brands, Inc.	15,500	557,845
*	BJ’s Wholesale Club Holdings, Inc.	14,696	1,122,334
	Bunge Ltd.	15,306	1,432,642
#	Calavo Growers, Inc.	2,336	74,659
	Cal-Maine Foods, Inc.	6,197	294,358
#	Campbell Soup Co.	29,812	1,618,792
	Casey’s General Stores, Inc.	5,347	1,223,501
*	Central Garden & Pet Co.	1,889	69,591
*	Central Garden & Pet Co., Class A	8,180	288,999
*	Chefs’ Warehouse, Inc.	5,711	189,948
	Clorox Co.	7,069	1,170,768
	Coca-Cola Co.	83,717	5,370,446
	Coca-Cola Consolidated, Inc.	1,454	857,075
	Colgate-Palmolive Co.	31,844	2,541,151
	Conagra Brands, Inc.	27,532	1,045,115
	Costco Wholesale Corp.	10,731	5,400,054

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Coty, Inc., Class A	77,875	$924,376
*	Darling Ingredients, Inc.	22,961	1,367,787
	Dollar General Corp.	10,572	2,341,275
*	Dollar Tree, Inc.	16,137	2,480,418
	Edgewell Personal Care Co.	9,078	396,436
*	elf Beauty, Inc.	7,804	723,899
	Energizer Holdings, Inc.	12,968	433,520
	Estee Lauder Cos., Inc., Class A	4,771	1,177,101
#*	Farmer Bros Co.	792	2,257
#	Flowers Foods, Inc.	27,084	745,081
	Fresh Del Monte Produce, Inc.	9,104	261,376
*	Fresh Market, Inc.	3,200	0
*	Freshpet, Inc.	3,542	244,292
	General Mills, Inc.	22,611	2,004,013
*	Grocery Outlet Holding Corp.	10,828	322,458
*	Hain Celestial Group, Inc.	13,180	236,317
#*	Herbalife Ltd.	11,400	169,404
#	Hormel Foods Corp.	23,828	963,604
*	Hostess Brands, Inc.	20,902	538,436
	Ingles Markets, Inc., Class A	2,804	258,080
	Ingredion, Inc.	8,097	859,658
	Inter Parfums, Inc.	4,043	613,687
#	J&JSnack Foods Corp.	2,427	371,816
	J M Smucker Co.	7,664	1,183,398
	John B Sanfilippo & Son, Inc.	1,772	184,199
	Kellogg Co.	33,501	2,337,365
	Keurig Dr Pepper, Inc.	20,925	684,247
	Kimberly-Clark Corp.	13,545	1,962,535
	Kraft Heinz Co.	25,598	1,005,233
	Kroger Co.	79,338	3,858,207
	Lamb Weston Holdings, Inc.	12,302	1,375,487
	Lancaster Colony Corp.	3,245	678,594
	Lifevantage Corp.	1,400	4,620
*	Lifeway Foods, Inc.	2,012	12,072
	Limoneira Co.	1,403	23,444
	McCormick & Co., Inc.	11,409	1,002,281
	McCormick & Co., Inc.	180	15,606
	Medifast, Inc.	1,536	140,774
*	Monster Beverage Corp.	9,782	547,792
#*	National Beverage Corp.	8,165	405,801
*	Natural Alternatives International, Inc.	920	8,197
	Natural Grocers by Vitamin Cottage, Inc.	2,161	23,317
*	Nature’s Sunshine Products, Inc.	1,300	14,248
	Nu Skin Enterprises, Inc., Class A	7,267	286,756
#	Oil-Dri Corp. of America	877	37,167
	PepsiCo, Inc.	61,706	11,779,058
*	Pilgrim’s Pride Corp.	17,841	406,953
*	Post Holdings, Inc.	9,291	840,743
	PriceSmart, Inc.	4,237	312,182
	Reynolds Consumer Products, Inc.	9,318	261,184
	Seaboard Corp.	132	520,221
*	Seneca Foods Corp., Class A	1,000	47,600
*»	Seneca Foods Corp., Class B	301	14,261
*	Simply Good Foods Co.	13,307	483,976
	SpartanNash Co.	5,706	139,911
	Spectrum Brands Holdings, Inc.	8,871	589,922
#*	Sprouts Farmers Market, Inc.	18,120	628,039
	Sysco Corp.	32,762	2,514,156
	Target Corp.	23,531	3,712,015

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Tootsie Roll Industries, Inc.	3,732	$152,564
*	TreeHouse Foods, Inc.	9,400	500,550
	Tyson Foods, Inc., Class A	22,879	1,429,709
*	U.S. Foods Holding Corp.	25,461	977,702
*	United Natural Foods, Inc.	9,090	247,884
	United-Guardian, Inc.	3,800	36,594
*	USANA Health Sciences, Inc.	3,684	244,507
	Utz Brands, Inc.	2,719	51,416
	Village Super Market, Inc., Class A	770	16,855
*	Vital Farms, Inc.	1,229	15,830
	Walgreens Boots Alliance, Inc.	39,466	1,391,176
	Walmart, Inc.	40,579	6,126,212
#	WD-40 Co.	1,807	344,053
	Weis Markets, Inc.	4,404	363,286

TOTAL CONSUMER STAPLES			92,863,597

ENERGY — (2.8%)
	Adams Resources & Energy, Inc.	99	3,772
	Archrock, Inc.	27,974	287,853
	Ardmore Shipping Corp.	4,312	63,343
	Baker Hughes Co.	55,192	1,613,814
*	Bristow Group, Inc.	3,169	70,891
	Cactus, Inc., Class A	5,509	223,004
*	Centrus Energy Corp., Class A	1,247	36,537
	ChampionX Corp.	32,410	877,663
	Cheniere Energy, Inc.	9,031	1,381,743
	Chord Energy Corp.	1,737	247,227
*	Clean Energy Fuels Corp.	31,215	133,288
#	Core Laboratories NV	7,242	163,017
#	CVR Energy, Inc.	14,653	385,960
	Delek U.S. Holdings, Inc.	11,114	241,730
	Devon Energy Corp.	34,059	1,819,772
	DHT Holdings, Inc.	30,018	284,871
*	DMC Global, Inc.	2,624	49,699
	Dorian LPG Ltd.	8,692	193,136
*	Dril-Quip, Inc.	9,862	269,035
*	DT Midstream, Inc.	15,048	741,415
	EnLink Midstream LLC	65,505	642,604
	Epsilon Energy Ltd.	14,303	76,664
	Equitrans Midstream Corp.	59,063	304,175
	Evolution Petroleum Corp.	4,751	31,309
*	Expro Group Holdings NV	10,374	206,339
#*	Green Plains, Inc.	9,843	336,335
*	Gulf Island Fabrication, Inc.	11,379	39,599
	Halliburton Co.	45,658	1,495,300
*	Helix Energy Solutions Group, Inc.	26,227	190,146
	Helmerich & Payne, Inc.	17,160	569,026
	HF Sinclair Corp.	30,030	1,324,623
	International Seaways, Inc.	6,589	262,374
	Kinder Morgan, Inc.	68,812	1,180,126
	Liberty Energy, Inc.	28,911	370,350
#	Magnolia Oil & Gas Corp., Class A	10,678	225,519
	Marathon Petroleum Corp.	33,181	4,048,082
	Mexco Energy Corp.	1,500	17,760
#*	Nabors Industries Ltd.	1,480	147,615
#*	National Energy Services Reunited Corp.	3,800	11,590
*	Natural Gas Services Group, Inc.	200	2,060
*	NCS Multistage Holdings, Inc.	500	10,325
#	New Fortress Energy, Inc.	2,455	74,362

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Newpark Resources, Inc.	5,878	$23,512
#*	NexTier Oilfield Solutions, Inc.	33,071	267,214
#	Nordic American Tankers Ltd.	42,028	148,359
	NOV, Inc.	44,272	741,556
	Occidental Petroleum Corp.	58,591	3,605,104
*	Oceaneering International, Inc.	27,344	484,809
*	Oil States International, Inc.	9,683	68,168
	ONEOK, Inc.	32,511	2,126,545
*	Overseas Shipholding Group, Inc., Class A	7,143	27,429
*	Par Pacific Holdings, Inc.	8,988	210,589
	Patterson-UTI Energy, Inc.	32,368	362,198
	PBF Energy, Inc., Class A	18,019	628,142
	Phillips 66.	20,069	1,986,831
#	PHX Minerals, Inc.	8,160	22,114
*	ProPetro Holding Corp.	28,107	195,063
*	REX American Resources Corp.	2,655	75,110
#	RPC, Inc.	28,574	211,162
	Schlumberger NV	55,317	2,729,894
	Select Energy Services, Inc., Class A	13,371	99,347
	SFL Corp. Ltd.	2,373	21,571
	Sitio Royalties Corp., Class A	8,301	210,762
	Solaris Oilfield Infrastructure, Inc., Class A	4,135	31,757
	Targa Resources Corp.	22,681	1,713,096
*	TechnipFMC PLC	63,942	875,366
*	Teekay Tankers Ltd., Class A	1,612	65,270
*	TETRA Technologies, Inc.	21,597	61,551
#	Texas Pacific Land Corp.	522	771,333
*	Tidewater, Inc.	6,607	297,513
#*	Transocean Ltd.	112,226	662,133
*	U.S. Silica Holdings, Inc.	10,515	137,221
#*	Valaris Ltd.	8,726	523,560
	Valero Energy Corp.	24,720	2,834,642
	Vitesse Energy, Inc.	2,865	52,716
*	Weatherford International PLC	6,899	445,882
	Williams Cos., Inc.	17,993	544,468
	World Fuel Services Corp.	9,771	230,986

TOTAL ENERGY.			44,147,026

FINANCIALS — (16.7%)
	1st Source Corp.	4,346	181,141
*	Acacia Research Corp.	3,887	14,965
	ACNB Corp.	303	9,190
	Affiliated Managers Group, Inc.	5,675	819,356
	Aflac, Inc.	23,560	1,645,666
	Alerus Financial Corp.	869	12,505
	Allstate Corp.	16,059	1,858,990
	Ally Financial, Inc.	39,028	1,029,559
	A-Mark Precious Metals, Inc.	3,312	118,570
*	Ambac Financial Group, Inc.	6,979	111,315
	Amerant Bancorp, Inc.	2,594	48,248
	American Equity Investment Life Holding Co.	15,947	614,597
	American Express Co.	32,460	5,237,096
	American Financial Group, Inc.	10,497	1,288,297
	American International Group, Inc.	65,914	3,496,079
	American National Bankshares, Inc.	1,300	37,557
	Ameriprise Financial, Inc.	9,857	3,007,568
	Ameris Ban corp.	11,297	378,449
	AMERISAFE, Inc.	2,385	132,725
	AmeriServ Financial, Inc.	300	873

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Ames National Corp.	500	$9,630
	Aon PLC, Class A	4,921	1,600,211
	Apollo Global Management, Inc.	12,459	789,776
*	Arch Capital Group Ltd.	21,896	1,643,733
	Ares Management Corp., Class A	3,884	340,200
	Argo Group International Holdings Ltd.	5,421	159,432
	Arrow Financial Corp.	2,507	54,126
	Arthur J Gallagher & Co	5,871	1,221,520
#	Artisan Partners Asset Management, Inc., Class A	9,113	315,948
*	AssetMark Financial Holdings, Inc.	4,542	139,349
	Associated Banc-Corp	24,485	436,568
	Assurant, Inc.	5,558	684,357
	Assured Guaranty Ltd.	12,032	648,164
#	Atlantic Union Bankshares Corp.	12,908	369,427
*	Atlanticus Holdings Corp.	1,700	49,572
*	AvidXchange Holdings, Inc.	5,202	38,651
	Axis Capital Holdings Ltd.	14,024	792,917
*	Axos Financial, Inc.	10,344	420,690
#	B Riley Financial, Inc.	2,071	65,236
	Banc of California, Inc.	11,134	126,371
	BancFirst Corp.	5,329	425,734
*	Bancorp, Inc.	11,054	352,733
	Bank of America Corp.	191,203	5,598,424
#	Bank of Hawaii Corp.	6,432	311,502
	Bank of Marin Bancorp	2,687	47,372
	Bank of New York Mellon Corp.	36,454	1,552,576
	Bank of NT Butterfield & Son Ltd.	8,767	225,575
	Bank of South Carolina Corp.	502	7,128
	Bank OZK.	20,654	737,761
	Bank7 Corp.	1,736	41,629
	BankFinancial Corp.	2,924	24,196
#	BankUnited, Inc.	15,112	340,776
	Bankwell Financial Group, Inc.	700	16,282
	Banner Corp.	5,895	294,278
	Bar Harbor Bankshares.	1,390	34,472
	BayCom Corp.	742	12,377
	BCB Bancorp, Inc.	2,723	32,131
	Berkshire Hills Bancorp, Inc.	7,333	155,973
	BGC Partners, Inc., Class A.	49,135	222,582
	BlackRock, Inc.	4,332	2,907,638
	Blackstone, Inc.	23,745	2,121,141
*	Block, Inc.	17,173	1,043,947
#*	Blue Foundry Bancorp.	2,607	25,079
#*	BM Technologies, Inc.	890	2,670
	BOK Financial Corp.	7,615	638,670
#	Bread Financial Holdings, Inc.	8,755	241,638
*	Bridgewater Bancshares, Inc.	3,552	35,342
*	Brighthouse Financial, Inc.	13,022	575,572
	Brightsphere Investment Group, Inc.	5,920	133,674
	Brookline Bancorp, Inc.	16,310	155,602
	Brown & Brown, Inc.	14,333	922,902
	Business First Bancshares, Inc.	2,624	40,462
	Byline Bancorp, Inc.	5,176	100,156
	C&F Financial Corp.	500	26,625
	Cadence Bank.	25,145	508,432
#	Cambridge Bancorp.	1,106	57,125
	Camden National Corp.	3,149	100,611
*	Cannae Holdings, Inc.	14,199	258,990
	Capital Bancorp, Inc.	758	12,772

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Capital City Bank Group, Inc.	2,300	$70,058
	Capital One Financial Corp.	15,675	1,525,177
	Capitol Federal Financial, Inc.	25,612	158,794
	Capstar Financial Holdings, Inc.	2,712	36,287
#	Carlyle Group, Inc.	30,370	921,122
	Cass Information Systems, Inc.	1,795	65,661
	Cathay General Bancorp.	13,592	433,177
	Cboe Global Markets, Inc.	7,361	1,028,332
	Central Pacific Financial Corp.	4,075	64,711
	Central Valley Community Bancorp	1,231	17,973
#	CF Bankshares, Inc.	840	14,230
	Charles Schwab Corp.	50,506	2,638,433
	Chemung Financial Corp.	400	16,060
	Chubb Ltd.	11,212	2,259,891
	Cincinnati Financial Corp.	8,325	886,113
	Citigroup, Inc.	53,779	2,531,378
	Citizens & Northern Corp.	1,891	36,118
	Citizens Community Bancorp, Inc.	816	8,225
	Citizens Financial Group, Inc.	34,726	1,074,422
#	Citizens Holding Co.	160	2,054
#*	Citizens, Inc.	3,580	6,695
#	City Holding Co.	2,529	230,620
	Civista Bancshares, Inc.	1,487	23,599
	CME Group, Inc.	6,383	1,185,770
	CNA Financial Corp.	4,431	172,410
	CNB Financial Corp.	2,238	41,985
*	Coastal Financial Corp.	1,694	61,407
	Codorus Valley Bancorp, Inc.	633	12,445
	Cohen & Steers, Inc.	6,215	373,273
*	Coinbase Global, Inc., Class A	1,360	73,154
	Colony Bankcorp, Inc.	838	8,279
	Columbia Banking System, Inc.	35,325	754,542
#*	Columbia Financial, Inc.	16,862	282,944
	Comerica, Inc.	13,460	583,760
#	Commerce Bancshares, Inc.	14,099	787,429
	Community Bank System, Inc.	8,896	444,444
	Community Financial Corp.	300	9,150
	Community Trust Bancorp, Inc.	2,916	105,005
	Community West Bancshares.	700	8,792
	ConnectOne Bancorp, Inc.	10,284	162,282
*	Consumer Portfolio Services, Inc.	4,008	41,723
	Crawford & Co., Class A	2,549	23,017
	Crawford & Co., Class B	3,450	28,118
*	Credit Acceptance Corp.	2,294	1,122,913
*	CrossFirst Bankshares, Inc.	901	9,037
	Cullen/Frost Bankers, Inc.	6,459	712,105
*	Customers Bancorp, Inc.	5,789	126,432
#	CVB Financial Corp.	23,736	355,328
	Diamond Hill Investment Group, Inc.	720	116,726
	Dime Community Bancshares, Inc.	7,879	162,307
	Discover Financial Services	27,795	2,875,949
	Donegal Group, Inc., Class A	3,167	44,591
*	Donnelley Financial Solutions, Inc.	7,548	326,451
	Eagle Bancorp Montana, Inc.	758	10,627
	Eagle Bancorp, Inc.	5,217	130,947
	East West Bancorp, Inc.	16,498	852,782
	Eastern Bankshares, Inc.	23,994	279,530
#*	eHealth, Inc.	2,510	15,060
	Employers Holdings, Inc.	5,714	226,217

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#*	Encore Capital Group, Inc.	7,140	$366,853
*	Enova International, Inc.	6,877	302,038
*	Enstar Group Ltd.	3,348	805,529
	Enterprise Bancorp, Inc.	1,259	36,310
	Enterprise Financial Services Corp.	4,245	181,516
	Equitable Holdings, Inc.	49,313	1,281,645
	Equity Bancshares, Inc., Class A	2,425	57,109
#	Erie Indemnity Co., Class A	3,587	779,563
#	Esquire Financial Holdings, Inc.	1,120	43,299
	ESSA Bancorp, Inc.	1,600	25,744
	Essent Group Ltd.	16,067	682,365
*	Euronet Worldwide, Inc.	8,173	905,078
	Evans Bancorp, Inc.	622	19,189
	Evercore, Inc., Class A	5,709	651,226
	Everest Re Group Ltd.	3,244	1,226,232
	EVERTEC, Inc.	11,376	394,633
#*	EZCORP, Inc., Class A.	8,301	71,472
#	F&G Annuities & Life, Inc.	2,409	44,157
	FactSet Research Systems, Inc.	2,019	831,202
#	Farmers & Merchants Bancorp, Inc.	978	22,298
	Farmers National Banc Corp.	4,026	47,064
	FB Financial Corp.	7,432	218,724
	Federal Agricultural Mortgage Corp., Class C	1,582	210,865
	Federated Hermes, Inc.	15,549	643,573
	Fidelity National Financial, Inc.	39,713	1,409,414
	Fidelity National Information Services, Inc.	16,418	964,065
	Fifth Third Bancorp	41,404	1,084,785
	Financial Institutions, Inc.	2,921	51,059
	First American Financial Corp.	15,228	877,285
#	First Bancorp.	8,228	253,258
	First BanCorp	37,338	438,721
	First Bancorp, Inc.	1,481	36,581
	First Bancshares, Inc.	2,421	60,767
#	First Bank	916	8,894
	First Busey Corp.	8,680	157,802
	First Business Financial Services, Inc.	989	28,374
#	First Citizens BancShares, Inc., Class A	1,176	1,184,444
	First Commonwealth Financial Corp.	19,240	240,115
	First Community Bankshares, Inc.	3,590	84,042
	First Community Corp.	2,429	51,568
	First Financial Bancorp	16,417	339,832
	First Financial Bankshares, Inc.	13,383	391,587
	First Financial Corp.	2,421	83,646
	First Financial Northwest, Inc.	1,800	21,870
	First Foundation, Inc.	5,470	34,406
#	First Guaranty Bancshares, Inc.	1,579	21,459
	First Hawaiian, Inc.	21,301	407,062
	First Horizon Corp.	57,027	1,000,824
	First Internet Bancorp.	1,237	18,196
	First Interstate BancSystem, Inc., Class A	13,679	350,046
	First Merchants Corp.	10,327	301,342
	First Mid Bancshares, Inc.	2,167	57,122
	First National Corp.	673	9,792
	First Northwest Bancorp.	1,283	15,832
	First of Long Island Corp.	3,590	42,003
	First Savings Financial Group, Inc.	516	7,704
	First U.S. Bancshares, Inc.	1,038	7,370
	First United Corp.	1,505	22,530
*	First Western Financial, Inc.	1,204	21,383

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	FirstCash Holdings, Inc.	6,303	$649,398
*	Fiserv, Inc.	14,390	1,757,307
*	FleetCor Technologies, Inc.	7,622	1,630,498
	Flushing Financial Corp.	5,263	63,314
	FNB Corp.	48,814	560,385
#	FNCB Bancorp, Inc.	1,605	10,112
	Franklin Financial Services Corp.	385	11,173
#	Franklin Resources, Inc.	25,298	680,010
	FS Bancorp, Inc.	850	25,424
	Fulton Financial Corp.	30,303	361,515
#*	FVCBankcorp, Inc.	1,089	10,465
*	Genworth Financial, Inc., Class A	52,978	307,802
	German American Bancorp, Inc.	5,088	147,908
#	Glacier Bancorp, Inc.	14,177	471,102
	Glen Burnie Bancorp	200	1,424
	Global Payments, Inc.	13,817	1,557,314
	Globe Life, Inc.	11,950	1,296,814
	Goldman Sachs Group, Inc.	10,685	3,669,656
	Great Southern Bancorp, Inc.	2,505	127,454
*	Green Dot Corp., Class A	8,879	152,630
	Greene County Bancorp, Inc.	1,200	24,660
	Greenhill & Co., Inc.	4,627	32,852
*	Greenlight Capital Re Ltd., Class A	1,513	14,797
	Guaranty Bancshares, Inc.	1,320	31,825
	Hamilton Lane, Inc., Class A	2,312	170,348
	Hancock Whitney Corp.	13,378	488,565
	Hanmi Financial Corp.	8,943	144,519
	Hanover Insurance Group, Inc.	5,119	612,028
	HarborOne Bancorp, Inc.	7,463	80,227
	Hartford Financial Services Group, Inc.	30,878	2,192,029
	Hawthorn Bancshares, Inc.	898	19,864
#	HBT Financial, Inc.	1,046	18,451
#	HCI Group, Inc.	1,645	83,336
	Heartland Financial USA, Inc.	5,901	192,137
#	Hennessy Advisors, Inc.	1,107	8,325
	Heritage Commerce Corp.	8,432	71,672
	Heritage Financial Corp.	5,691	100,219
*	Heritage Global, Inc.	5,352	15,467
	Hilltop Holdings, Inc.	12,037	373,388
#	Hingham Institution For Savings	155	30,157
	HMN Financial, Inc.	237	4,294
	Home Bancorp, Inc.	1,154	36,155
#	Home BancShares, Inc.	28,230	614,567
#	Home Federal Bancorp, Inc. of Louisiana	261	4,852
	HomeStreet, Inc.	4,364	42,593
	HomeTrust Bancshares, Inc.	3,038	63,403
	Hope Bancorp, Inc.	30,558	278,078
	Horace Mann Educators Corp.	8,332	260,625
	Horizon Bancorp, Inc.	6,336	66,718
	Houlihan Lokey, Inc.	7,210	658,850
	Huntington Bancshares, Inc.	77,225	864,920
#*	I3 Verticals, Inc., Class A.	1,874	43,570
	Independent Bank Corp.	7,768	435,008
	Independent Bank Corp.	4,359	77,677
	Independent Bank Group, Inc.	7,108	258,589
	Interactive Brokers Group, Inc., Class A	2,320	180,612
	Intercontinental Exchange, Inc.	9,776	1,064,900
	International Bancshares Corp.	10,585	451,662
*	International Money Express, Inc.	7,334	189,071

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Invesco Ltd.	44,073	$754,970
	Investar Holding Corp.	501	6,723
	Investors Title Co.	166	24,697
#	Jack Henry & Associates, Inc.	6,046	987,554
	James River Group Holdings Ltd.	8,719	169,759
	Janus Henderson Group PLC	18,606	482,826
	Jefferies Financial Group, Inc.	24,349	779,898
	JPMorgan Chase & Co.	112,899	15,607,158
	Kearny Financial Corp.	12,045	93,831
	Kemper Corp.	9,402	457,407
	Kentucky First Federal Bancorp	27	165
	KeyCorp	66,726	751,335
	Kinsale Capital Group, Inc.	1,819	594,285
	KKR & Co., Inc.	15,755	836,118
	Lake Shore Bancorp, Inc.	170	1,838
	Lakeland Bancorp, Inc.	7,976	114,376
	Lakeland Financial Corp.	3,857	195,434
	Landmark Bancorp, Inc.	661	13,385
	LCNB Corp.	700	10,710
*	LendingClub Corp.	11,178	80,258
*	LendingTree, Inc.	900	21,447
	Lincoln National Corp.	16,091	349,657
#	Live Oak Bancshares, Inc.	7,042	165,910
	Loews Corp.	14,070	810,010
	LPL Financial Holdings, Inc.	9,125	1,905,665
	Luther Burbank Corp.	5,459	49,349
	M&T Bank Corp.	11,759	1,479,282
	Macatawa Bank Corp.	4,300	40,205
*	Maiden Holdings Ltd.	26,100	57,420
	MainStreet Bancshares, Inc.	550	11,820
*	Markel Corp.	744	1,018,186
	MarketAxess Holdings, Inc.	2,218	706,145
*	Marqeta, Inc., Class A	11,390	46,129
	Marsh & McLennan Cos., Inc.	8,807	1,586,933
	Mastercard, Inc., Class A	34,316	13,041,109
*	MBIA, Inc.	10,125	101,857
	Mercantile Bank Corp.	2,926	82,104
	Merchants Bancorp	3,993	92,638
	Mercury General Corp.	9,344	284,151
	Meridian Corp.	2,200	20,570
	MetLife, Inc.	17,205	1,055,183
*	Metropolitan Bank Holding Corp.	506	16,238
	MGIC Investment Corp.	47,115	700,600
	Mid Penn Bancorp, Inc.	1,037	23,457
	Middlefield Banc Corp.	507	13,785
	Midland States Bancorp, Inc.	3,115	62,300
	MidWestOne Financial Group, Inc.	1,517	31,402
#	Moelis & Co., Class A	9,393	355,807
#*	MoneyGram International, Inc.	2,200	22,352
	Moody’s Corp.	6,608	2,069,097
	Morgan Stanley	50,042	4,502,279
	Morningstar, Inc.	3,286	585,927
*	Mr Cooper Group, Inc.	14,074	651,626
	MSCI, Inc.	1,349	650,825
	MVB Financial Corp.	1,500	27,375
	Nasdaq, Inc.	26,124	1,446,486
	National Bank Holdings Corp., Class A	7,228	229,850
	National Bankshares, Inc.	518	15,649
	National Western Life Group, Inc., Class A	548	139,729

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Navient Corp.	26,284	$434,737
	NBT Bancorp, Inc.	7,509	242,090
	Nelnet, Inc., Class A	4,287	412,838
#	New York Community Bancorp, Inc.	152,644	1,631,764
*	NI Holdings, Inc.	1,752	23,634
*	Nicholas Financial, Inc.	801	3,941
*	Nicolet Bankshares, Inc.	1,540	88,257
*	NMI Holdings, Inc., Class A	9,763	228,454
	Northeast Bank	772	28,448
	Northern Trust Corp.	14,815	1,157,940
	Northfield Bancorp, Inc.	8,607	89,685
	Northrim BanCorp, Inc.	900	31,095
#	Northwest Bancshares, Inc.	20,809	243,257
	Oak Valley Bancorp	1,680	43,327
	OceanFirst Financial Corp.	14,139	226,224
*	Ocwen Financial Corp.	1,900	54,720
	OFG Bancorp	9,654	246,853
	Old National Bancorp	39,986	536,212
	Old Republic International Corp.	33,486	846,191
	Old Second Bancorp, Inc.	4,090	50,266
	OneMain Holdings, Inc.	19,132	734,095
	OP Bancorp	1,874	17,035
	Oppenheimer Holdings, Inc., Class A	2,756	103,047
*	OptimumBank Holdings, Inc.	2,800	8,400
	Origin Bancorp, Inc.	3,105	91,380
	Orrstown Financial Services, Inc.	909	17,426
	Pacific Premier Bancorp, Inc.	15,229	338,693
#	PacWest Bancorp	17,440	177,016
*	Palomar Holdings, Inc.	1,945	97,756
#	Park National Corp.	2,477	268,309
	Parke Bancorp, Inc.	1,446	24,857
	Pathfinder Bancorp, Inc.	1	15
	Pathward Financial, Inc.	5,963	265,532
*	PayPal Holdings, Inc.	25,206	1,915,656
#	PCB Bancorp	783	10,821
	Peapack-Gladstone Financial Corp.	2,762	73,359
	Penns Woods Bancorp, Inc.	1,243	28,949
#	PennyMac Financial Services, Inc.	4,483	280,143
	Peoples Bancorp of North Carolina, Inc.	800	22,464
#	Peoples Bancorp, Inc.	4,234	110,338
	Peoples Financial Services Corp.	400	16,140
#	Pinnacle Financial Partners, Inc.	7,549	409,382
	Piper Sandler Cos	2,600	352,144
	PJT Partners, Inc., Class A	1,970	135,477
#	Plumas Bancorp	618	23,676
	PNC Financial Services Group, Inc.	11,775	1,533,694
#*	Ponce Financial Group, Inc.	1,534	11,459
	Popular, Inc.	8,710	522,687
*	PRA Group, Inc.	7,470	270,937
	Preferred Bank	2,495	119,960
	Premier Financial Corp.	6,036	100,258
	Primerica, Inc.	6,170	1,126,087
	Primis Financial Corp.	3,254	28,798
	Princeton Bancorp, Inc.	613	17,575
	Principal Financial Group, Inc.	24,983	1,865,980
	ProAssurance Corp.	7,670	137,753
*	PROG Holdings, Inc.	10,680	322,856
	Progressive Corp.	7,787	1,062,147
	Prosperity Bancshares, Inc.	9,903	620,126

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Provident Bancorp, Inc.	1,022	$6,980
	Provident Financial Holdings, Inc.	1,300	17,732
	Provident Financial Services, Inc.	12,942	226,226
	Prudential Financial, Inc.	26,429	2,299,323
	QCR Holdings, Inc.	2,265	93,771
	Radian Group, Inc.	23,625	573,379
	Raymond James Financial, Inc.	15,795	1,429,921
	RBB Bancorp	2,116	26,323
	Red River Bancshares, Inc.	800	36,800
	Regional Management Corp.	1,515	40,541
	Regions Financial Corp.	66,871	1,221,064
	Reinsurance Group of America, Inc.	6,270	892,346
	RenaissanceRe Holdings Ltd.	4,050	872,410
	Renasant Corp.	12,706	357,293
	Republic Bancorp, Inc., Class A	3,438	135,113
#*	Republic First Bancorp, Inc.	1,200	1,476
*	Rhinebeck Bancorp, Inc.	1,100	7,953
	Richmond Mutual BanCorp, Inc.	807	8,062
	Riverview Bancorp, Inc.	100	513
	RLI Corp.	6,286	874,068
	S&P Global, Inc.	6,375	2,311,447
	S&T Bancorp, Inc.	5,584	153,728
	Safety Insurance Group, Inc.	2,330	170,300
	Salisbury Bancorp, Inc.	1,018	23,353
	Sandy Spring Bancorp, Inc.	6,720	151,066
	SB Financial Group, Inc.	1,000	14,200
	Seacoast Banking Corp. of Florida	7,469	165,737
*	Security National Financial Corp., Class A	3,274	24,522
	SEI Investments Co.	18,772	1,105,859
#	Selective Insurance Group, Inc.	9,031	869,956
#	ServisFirst Bancshares, Inc.	7,036	355,318
#*	Shift4 Payments, Inc., Class A	3,475	235,501
	Shore Bancshares, Inc.	2,094	27,808
	Sierra Bancorp	1,944	31,862
	Silvercrest Asset Management Group, Inc., Class A	800	14,984
	Simmons First National Corp., Class A	24,027	401,491
	SLM Corp.	46,992	705,820
	SmartFinancial, Inc.	1,389	29,919
#	Sound Financial Bancorp, Inc.	600	22,482
	South Plains Financial, Inc.	760	15,603
*	Southern First Bancshares, Inc.	700	19,306
	Southern Missouri Bancorp, Inc.	1,213	44,008
#	Southside Bancshares, Inc.	5,693	180,639
#	SouthState Corp.	11,643	803,134
	State Street Corp.	19,560	1,413,406
	Stellar Bancorp, Inc.	8,225	188,681
	StepStone Group, Inc., Class A	2,616	57,630
#*	Sterling Bancorp, Inc.	3,844	20,834
	Stewart Information Services Corp.	3,962	165,017
	Stifel Financial Corp.	11,171	669,925
	Stock Yards Bancorp, Inc.	3,589	174,425
*	StoneX Group, Inc.	3,467	340,009
	Summit Financial Group, Inc.	1,249	24,268
	Summit State Bank	441	6,672
*	SWK Holdings Corp.	730	12,797
	Synchrony Financial	54,136	1,597,553
	Synovus Financial Corp.	16,274	501,239
#	T Rowe Price Group, Inc.	15,493	1,740,329
	Territorial Bancorp, Inc.	1,300	21,775

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Texas Capital Bancshares, Inc.	7,060	$354,765
#	TFS Financial Corp.	20,144	242,534
	Timberland Bancorp, Inc.	500	12,875
	Tiptree, Inc.	5,339	73,518
	Tompkins Financial Corp.	2,533	148,484
	Towne Bank	12,538	297,025
	Tradeweb Markets, Inc., Class A	4,604	324,168
	Travelers Cos., Inc.	16,226	2,939,178
	TriCo Bancshares	5,850	209,488
*	Triumph Financial, Inc.	3,989	207,268
	Truist Financial Corp.	35,383	1,152,778
#*	Trupanion, Inc.	643	22,576
	TrustCo Bank Corp. NY	2,732	81,523
	Trustmark Corp.	10,221	244,180
	U.S. Bancorp.	53,648	1,839,053
	UMB Financial Corp.	7,738	492,214
	Union Bankshares, Inc.	320	7,050
	United Bancorp, Inc.	685	8,597
	United Bancshares, Inc.	436	8,720
	United Bankshares, Inc.	20,661	684,499
#	United Community Banks, Inc.	14,610	363,789
	United Fire Group, Inc.	3,989	107,304
	United Security Bancshares	402	2,420
	Unity Bancorp, Inc.	471	10,904
	Universal Insurance Holdings, Inc.	4,600	70,932
	Univest Financial Corp.	4,401	88,548
	Unum Group	32,096	1,354,451
#	Valley National Bancorp	62,469	585,959
	Value Line, Inc.	213	9,755
*	Velocity Financial, Inc.	1,227	11,190
	Veritex Holdings, Inc.	5,016	86,325
	Victory Capital Holdings, Inc., Class A	3,797	115,960
	Virtu Financial, Inc., Class A	15,467	310,113
	Virtus Investment Partners, Inc.	1,153	210,088
#	Visa, Inc, Class A	60,057	13,977,066
#	Voya Financial, Inc.	14,962	1,144,294
	W R Berkley Corp.	18,738	1,104,043
	Walker & Dunlop, Inc.	5,376	361,859
#	Washington Federal, Inc.	11,219	314,581
	Washington Trust Bancorp, Inc.	2,152	60,493
	Waterstone Financial, Inc.	4,026	55,760
	Webster Financial Corp.	25,592	954,582
	Wells Fargo & Co.	116,492	4,630,557
	WesBanco, Inc.	10,190	271,258
	West BanCorp, Inc.	1,799	30,997
	Westamerica BanCorp	5,333	216,040
	Western Alliance Bancorp	11,308	419,753
	Western New England Bancorp, Inc.	3,241	21,942
	Western Union Co.	39,439	431,068
	Westwood Holdings Group, Inc.	850	10,430
*	WEX, Inc.	4,644	823,613
	White Mountains Insurance Group Ltd.	520	744,713
	Willis Towers Watson PLC	6,227	1,442,173
	Wintrust Financial Corp.	8,704	595,092
#	WisdomTree, Inc.	11,022	68,777
#*	World Acceptance Corp.	1,196	120,676
	WSFS Financial Corp.	11,262	396,085
	Zions Bancorp NA	17,858	497,524

TOTAL FINANCIALS			262,213,958

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (6.1%)
*	Acadia Healthcare Co., Inc.	13,377	$967,023
*	Accuray, Inc.	19,974	66,713
††	Achillion Pharmaceuticals, Inc.	21,184	5,720
*	Adaptive Biotechnologies Corp.	5,688	40,612
*	Addus HomeCare Corp.	1,934	158,085
#*	Agiliti, Inc.	5,742	96,006
*	Agios Pharmaceuticals, Inc.	9,351	213,857
	Albireo Pharma, Inc.	2,691	5,786
#*	Aldeyra Therapeutics, Inc.	4,658	44,391
*	Align Technology, Inc.	1,158	376,697
*	Alkermes PLC.	19,063	544,249
*	Alnylam Pharmaceuticals, Inc.	2,106	419,515
*	Amedisys, Inc.	3,620	290,686
*	American Shared Hospital Services	2,300	6,394
	AmerisourceBergen Corp.	10,494	1,750,924
*	AMN Healthcare Services, Inc.	7,401	639,076
#*	AnaptysBio, Inc.	3,897	81,136
*	AngioDynamics, Inc.	5,619	46,750
*	Anika Therapeutics, Inc.	2,097	53,809
#*	Apollo Medical Holdings, Inc.	4,466	158,498
*	Arcturus Therapeutics Holdings, Inc.	1,000	26,620
*	Arcus Biosciences, Inc.	5,146	91,856
*	Artivion, Inc.	4,483	62,179
*	AtriCure, Inc.	8,011	352,404
	Atrion Corp.	237	145,826
*	Avanos Medical, Inc.	8,252	243,764
*	Avantor, Inc.	44,051	858,113
*	Avid Bioservices, Inc.	4,868	87,867
*	Avidity Biosciences, Inc.	7,187	89,119
*	Axogen, Inc.	4,163	37,550
*	Axonics, Inc.	3,199	183,815
#*	Azenta, Inc.	3,718	161,696
	Baxter International, Inc.	23,553	1,123,007
*	BioLife Solutions, Inc.	1,059	18,596
*	BioMarin Pharmaceutical, Inc.	8,192	786,760
#*	Bioxcel Therapeutics, Inc.	4,147	85,511
*	Boston Scientific Corp.	23,418	1,220,546
*	Brookdale Senior Living, Inc.	46,355	198,863
	Bruker Corp.	17,862	1,413,420
#*	Cara Therapeutics, Inc.	6,829	28,682
	Cardinal Health, Inc.	18,751	1,539,457
#*	CareDx, Inc.	1,304	10,549
*	Castle Biosciences, Inc.	1,931	43,699
*	Catalyst Pharmaceuticals, Inc.	11,568	184,163
*	Celldex Therapeutics, Inc.	2,661	83,662
#*	Certara, Inc.	3,351	80,994
	Chemed Corp.	1,762	971,303
*	Chinook Therapeutics, Inc.	7,288	145,833
	Cigna Group	12,230	3,097,737
*	Codexis, Inc.	3,003	11,772
#*	Collegium Pharmaceutical, Inc.	5,115	119,026
*	Computer Programs & Systems, Inc.	2,070	53,572
	CONMED Corp.	3,322	417,144
††	Contra Abiomed, Inc.	1,121	17,499
*	CorVel Corp.	2,976	601,241
#*	Crinetics Pharmaceuticals, Inc.	6,887	134,572
#*	CRISPR Therapeutics AG	5,835	285,565
*	Cross Country Healthcare, Inc.	7,273	159,861
#*	CryoPort, Inc.	2,698	56,766

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Cue Biopharma, Inc.	5,843	$25,300
	CVS Health Corp.	50,222	3,681,775
*	Cymabay Therapeutics, Inc.	3,800	40,888
*	DaVita, Inc.	13,346	1,205,945
*	Day One Biopharmaceuticals, Inc.	1,163	14,421
*	Deciphera Pharmaceuticals, Inc.	9,091	129,183
*	Denali Therapeutics, Inc.	12,877	319,865
	DENTSPLY SIRONA, Inc.	18,271	766,103
*	DexCom, Inc.	1,912	232,002
*	Dynavax Technologies Corp.	9,859	102,632
*	Dyne Therapeutics, Inc.	4,300	44,548
*	Edwards Lifesciences Corp.	6,093	536,062
*	Elanco Animal Health, Inc.	50,192	475,318
*	Electromed, Inc.	2,532	27,725
	Elevance Health, Inc.	7,193	3,370,999
*	Emergent BioSolutions, Inc.	6,778	59,850
*	Enanta Pharmaceuticals, Inc.	2,910	103,451
	Encompass Health Corp.	13,306	853,580
*	Enhabit, Inc.	6,653	81,499
*	Enovis Corp.	8,451	492,271
	Ensign Group, Inc.	8,218	797,886
*	Envista Holdings Corp.	17,238	663,491
*	Evolent Health, Inc., Class A	12,175	443,292
*	Exact Sciences Corp.	15,002	961,178
*	Exelixis, Inc.	29,289	535,989
#*	EyePoint Pharmaceuticals, Inc.	1,450	9,106
#*	Fate Therapeutics, Inc.	2,783	16,893
*	FONAR Corp.	1,170	18,457
*	Fulgent Genetics, Inc.	1,693	50,062
#*	G1 Therapeutics, Inc.	3,000	8,610
*	Glaukos Corp.	4,247	201,775
*	Globus Medical, Inc., Class A	6,798	395,236
*	Haemonetics Corp.	5,420	453,708
*	Halozyme Therapeutics, Inc.	14,647	470,608
#*	Harmony Biosciences Holdings, Inc.	5,745	185,219
#*	Harrow Health, Inc.	3,630	91,585
*	Health Catalyst, Inc.	5,881	74,101
*	HealthEquity, Inc.	8,840	472,498
	HealthStream, Inc.	4,637	114,256
*	Henry Schein, Inc.	12,458	1,006,731
*	Heska Corp.	2,344	274,623
*	Hologic, Inc.	23,723	2,040,415
*	Horizon Therapeutics PLC	11,862	1,318,580
	Humana, Inc.	4,268	2,264,131
*	Ideaya Biosciences, Inc.	1,500	27,390
*	IDEXX Laboratories, Inc.	5,346	2,631,087
*	ImmuCell Corp.	1,406	6,889
#*	ImmunoGen, Inc.	12,882	69,434
*	Immunovant, Inc.	10,500	169,470
*	Incyte Corp.	7,236	538,431
*	InfuSystem Holdings, Inc.	1,421	13,315
*	Innoviva, Inc.	12,963	152,056
*	Inogen, Inc.	2,871	38,213
#*	Insulet Corp.	490	155,840
*	Integer Holdings Corp.	5,238	431,349
#*	Integra LifeSciences Holdings Corp.	13,335	737,692
*	Intellia Therapeutics, Inc.	4,713	177,916
*	Intuitive Surgical, Inc.	3,105	935,288
*	Iovance Biotherapeutics, Inc.	11,732	66,168

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	IQVIA Holdings, Inc.	14,731	$2,772,816
	iRadimed Corp.	1,040	43,295
*	iTeos Therapeutics, Inc.	3,190	43,831
*	IVERIC bio, Inc.	5,889	193,689
#*	KalVista Pharmaceuticals, Inc.	491	4,188
#*	Karuna Therapeutics, Inc.	761	151,013
*	Kodiak Sciences, Inc.	2,554	11,187
*	Krystal Biotech, Inc.	3,235	271,740
*	Kura Oncology, Inc.	7,291	71,014
#*	Kymera Therapeutics, Inc.	3,749	118,243
	Laboratory Corp. of America Holdings	6,933	1,571,780
*	Lantheus Holdings, Inc.	9,146	781,526
	LeMaitre Vascular, Inc.	1,973	106,542
*	LENSAR, Inc.	1,586	4,536
*	Ligand Pharmaceuticals, Inc.	2,957	225,767
*	LivaNova PLC	7,169	343,395
*	MacroGenics, Inc.	6,582	45,350
*	Masimo Corp.	2,518	476,255
	McKesson Corp.	2,859	1,041,362
*	Medpace Holdings, Inc.	4,237	847,993
	Medtronic PLC	34,876	3,171,972
*	Merit Medical Systems, Inc.	7,916	643,492
#	Mesa Laboratories, Inc.	572	95,244
*	Mettler-Toledo International, Inc.	1,153	1,719,700
*	Mirati Therapeutics, Inc.	4,065	180,120
*	ModivCare, Inc.	2,214	140,810
*	Molina Healthcare, Inc.	5,019	1,495,110
#*	Morphic Holding, Inc.	1,383	65,361
*	Myriad Genetics, Inc.	11,062	235,510
	National HealthCare Corp.	2,673	154,793
	National Research Corp.	2,585	112,525
*	Nektar Therapeutics	22,397	16,849
#*	Neogen Corp.	10,198	175,610
*	NeoGenomics, Inc.	9,155	133,846
*	Neurocrine Biosciences, Inc.	3,855	389,509
*	NextGen Healthcare, Inc.	7,770	130,070
#*	Novocure Ltd.	944	62,210
*	Nurix Therapeutics, Inc.	1,800	17,334
#*	Nuvalent, Inc., Class A	700	24,773
*	NuVasive, Inc.	6,860	295,254
*	Olema Pharmaceuticals, Inc.	9,000	43,110
*	OmniAb, Inc.	12,637	43,977
*	OmniAb, Inc.	977	0
*	OmniAb, Inc.	977	0
*	Omnicell, Inc.	3,092	187,901
	Opiant Pharmaceuticals, Inc.	1,079	701
*	OptimizeRx Corp.	1,147	17,239
*	Option Care Health, Inc.	19,327	621,363
*	OraSure Technologies, Inc.	4,389	29,845
*	Orthofix Medical, Inc.	2,977	56,057
*	OrthoPediatrics Corp.	1,483	74,803
*	Owens & Minor, Inc.	14,469	224,848
*	Pacira BioSciences, Inc.	4,956	224,556
	Patterson Cos., Inc.	11,256	305,150
*††	PDL BioPharma, Inc.	20,904	33,709
*	Pediatrix Medical Group, Inc.	21,100	302,363
*	Pennant Group, Inc.	4,190	58,115
#*	Penumbra, Inc.	1,029	292,359
*	PetIQ, Inc.	7,117	83,909

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Phibro Animal Health Corp., Class A	2,218	$34,512
	Premier, Inc., Class A	16,422	547,345
*	Prestige Consumer Healthcare, Inc.	8,493	522,574
††	Progenic Pharmaceuticals, Inc.	4,762	5,476
*	Protagonist Therapeutics, Inc.	3,345	75,597
*	Prothena Corp. PLC	5,425	285,464
	Psychemedics Corp.	2,234	12,175
*	Quanterix Corp.	1,794	22,676
	Quest Diagnostics, Inc.	11,361	1,577,020
*	RadNet, Inc.	5,706	157,828
#*	RAPT Therapeutics, Inc.	2,000	36,400
#*	Relay Therapeutics, Inc.	9,289	105,616
#*	Repligen Corp.	2,792	423,351
*	Replimune Group, Inc.	7,649	127,968
	ResMed, Inc.	6,517	1,570,336
*	Rocket Pharmaceuticals, Inc.	5,094	91,284
	Royalty Pharma PLC, Class A	14,326	503,559
*	Sage Therapeutics, Inc.	6,201	302,919
#*	Scholar Rock Holding Corp.	800	5,120
*	Schrodinger, Inc.	5,022	148,249
*	Seagen, Inc.	3,503	700,600
	Select Medical Holdings Corp.	20,803	634,492
#	SIGA Technologies, Inc.	9,731	56,732
#*	Sotera Health Co.	15,404	258,325
#*	SpringWorks Therapeutics, Inc.	3,503	81,900
#*	STAAR Surgical Co.	1,031	72,655
	STERIS PLC	5,494	1,035,894
»††	Strongbridge Biopharma PLC	6,381	1,937
	Stryker Corp.	5,471	1,639,385
*	Surmodics, Inc.	898	20,690
*	Sutro Biopharma, Inc.	4,200	17,892
*	Syndax Pharmaceuticals, Inc.	4,162	85,529
*	Syneos Health, Inc.	10,861	426,403
*	Tarsus Pharmaceuticals, Inc.	1,351	20,157
#*	Teladoc Health, Inc.	16,640	441,459
#	Teleflex, Inc.	2,840	773,957
*	TransMedics Group, Inc.	2,292	181,297
#*	Twist Bioscience Corp.	6,259	78,112
	U.S. Physical Therapy, Inc.	1,390	147,979
*	UFP Technologies, Inc.	1,356	186,911
*	United Therapeutics Corp.	4,230	973,450
	Utah Medical Products, Inc.	296	28,073
*	Vanda Pharmaceuticals, Inc.	15,950	97,933
*	Varex Imaging Corp.	5,401	95,814
*	Veeva Systems, Inc., Class A	1,167	208,986
*	Veracyte, Inc.	1,148	25,991
*	Veradigm, Inc.	23,232	290,168
*	Vericel Corp.	2,712	85,455
*	Waters Corp.	3,836	1,152,181
	West Pharmaceutical Services, Inc.	2,890	1,043,984
*	Xencor, Inc.	6,719	177,650
*	Xenon Pharmaceuticals, Inc.	1,881	75,767
#*	Y-mAbs Therapeutics, Inc.	2,415	14,466
#*	Zentalis Pharmaceuticals, Inc.	1,979	43,597
	Zimmer Biomet Holdings, Inc.	9,586	1,327,086
#*	Zimvie, Inc.	958	7,884
	Zoetis, Inc.	16,395	2,881,913

TOTAL HEALTH CARE			95,712,713

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (15.0%)
#*	3D Systems Corp.	24,247	$222,103
	3M Co.	26,983	2,866,134
	AAON, Inc.	5,947	582,806
*	AAR Corp.	5,387	284,326
	ABM Industries, Inc.	11,937	508,277
	ACCO Brands Corp.	18,062	82,724
	Acme United Corp.	700	18,340
	Acuity Brands, Inc.	3,901	613,939
#	Advanced Drainage Systems, Inc.	8,712	746,793
	AECOM	10,587	879,250
	AGCO Corp.	11,396	1,412,420
	Air Lease Corp.	25,058	1,007,833
*	Air T, Inc.	601	14,851
*	Air Transport Services Group, Inc.	12,658	257,084
	Alamo Group, Inc.	1,643	290,367
*	Alaska Air Group, Inc.	13,866	602,616
	Albany International Corp., Class A	4,589	418,563
*	Alight, Inc., Class A	32,537	300,967
*	Allegiant Travel Co.	2,402	249,592
	Allegion PLC	9,295	1,026,912
	Allied Motion Technologies, Inc.	2,437	83,882
	Allison Transmission Holdings, Inc.	16,872	823,185
*	Ameresco, Inc., Class A	3,871	161,034
#*	American Airlines Group, Inc.	42,000	572,880
#*	American Superconductor Corp.	80	324
*	American Woodmark Corp.	2,938	148,428
	AMETEK, Inc.	11,753	1,621,091
	AO Smith Corp.	17,385	1,187,222
*	API Group Corp.	16,933	385,395
	Apogee Enterprises, Inc.	3,734	158,919
	Applied Industrial Technologies, Inc.	5,339	724,289
	ARC Document Solutions, Inc.	25,800	78,432
	ArcBest Corp.	4,841	456,990
	Arcosa, Inc.	8,034	542,616
	Argan, Inc.	2,682	107,897
	Armstrong World Industries, Inc.	7,394	507,672
#*	Art’s-Way Manufacturing Co., Inc.	3,212	8,608
*	ASGN, Inc.	5,295	379,069
	Astec Industries, Inc.	4,397	181,508
*	Astronics Corp.	3,705	54,612
*	Astronics Corp., Class B	835	17,289
*	Asure Software, Inc.	4,001	53,373
#*	Atkore, Inc.	6,451	814,955
	Automatic Data Processing, Inc.	18,010	3,962,200
*	Avis Budget Group, Inc.	2,629	464,465
#*	AZEK Co., Inc.	12,259	332,709
	AZZ, Inc.	3,732	140,808
	Barnes Group, Inc.	8,640	363,139
	Barrett Business Services, Inc.	1,545	129,177
*	Beacon Roofing Supply, Inc.	11,328	681,719
	BGSF, Inc.	894	8,609
#*	Blue Bird Corp.	3,546	66,310
*	BlueLinx Holdings, Inc.	1,302	91,218
	Boise Cascade Co.	6,896	471,066
	Booz Allen Hamilton Holding Corp.	14,677	1,404,882
	Brady Corp., Class A	6,607	337,155
*	BrightView Holdings, Inc.	10,140	56,074
	Brink’s Co.	6,787	426,563
	Broadridge Financial Solutions, Inc.	7,809	1,135,507

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Builders FirstSource, Inc.	27,945	$2,648,348
*	CACI International, Inc., Class A	2,544	797,086
	Carlisle Cos., Inc.	5,314	1,147,027
	Carrier Global Corp.	80,385	3,361,701
*	Casella Waste Systems, Inc., Class A	7,220	642,580
	Caterpillar, Inc.	22,679	4,962,165
*	CBIZ, Inc.	8,891	468,467
*	CECO Environmental Corp.	4,856	56,378
*	Ceridian HCM Holding, Inc.	7,299	463,341
#	CH Robinson Worldwide, Inc.	14,899	1,502,862
#*	Chart Industries, Inc.	3,067	408,218
*	Cimpress PLC	3,000	155,850
	Cintas Corp.	3,246	1,479,429
*	CIRCOR International, Inc.	2,800	77,952
*	Civeo Corp.	743	14,303
#*	Clarivate PLC	51,212	453,738
*	Clean Harbors, Inc.	8,883	1,289,456
	Columbus McKinnon Corp.	4,597	159,562
	Comfort Systems USA, Inc.	5,828	871,228
*	Commercial Vehicle Group, Inc.	4,608	33,777
#††	Communications Systems, Inc.	99	302
	CompX International, Inc.	811	14,679
	Concentrix Corp.	7,294	703,944
*	Concrete Pumping Holdings, Inc.	2,727	18,953
*	Conduent, Inc.	32,814	115,177
*	Construction Partners, Inc., Class A	4,406	114,292
#	Copa Holdings SA, Class A	4,105	370,764
*	Copart, Inc.	27,238	2,153,164
#*	Core & Main, Inc., Class A	16,666	434,316
*	CoStar Group, Inc.	14,193	1,092,151
	Covenant Logistics Group, Inc.	2,890	113,837
	CRA International, Inc.	1,211	127,325
*	Crane Co.	7,858	566,326
	Crane NXT Co.	7,858	372,155
	CSG Systems International, Inc.	5,476	288,476
	CSW Industrials, Inc.	2,635	354,855
	CSX Corp.	106,116	3,251,394
	Cummins, Inc.	9,418	2,213,607
	Curtiss-Wright Corp.	5,799	984,844
*	Daseke, Inc.	2,900	23,722
	Deere & Co.	13,655	5,161,863
*	Delta Air Lines, Inc.	65,739	2,255,505
	Deluxe Corp.	9,272	140,471
*	Distribution Solutions Group, Inc.	700	32,676
*	DLH Holdings Corp.	1,100	10,747
	Donaldson Co., Inc.	17,549	1,115,239
	Douglas Dynamics, Inc.	4,778	140,043
	Dover Corp.	10,318	1,508,079
*	Driven Brands Holdings, Inc.	8,033	246,613
	Dun & Bradstreet Holdings, Inc.	8,082	90,276
*	DXP Enterprises, Inc.	2,519	63,479
*	Dycom Industries, Inc.	4,836	447,910
#	Eagle Bulk Shipping, Inc.	555	24,820
	Eastern Co.	312	5,538
	Eaton Corp. PLC	12,551	2,097,523
	EMCOR Group, Inc.	5,566	951,786
	Emerson Electric Co.	11,404	949,497
	Encore Wire Corp.	3,557	556,066
*	Energy Recovery, Inc.	4,025	90,683

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Enerpac Tool Group Corp.	8,520	$202,435
	EnerSys	6,282	521,218
	Eneti, Inc.	3,774	32,343
	Ennis, Inc.	3,943	76,612
	EnPro Industries, Inc.	3,788	357,095
	Equifax, Inc.	6,966	1,451,575
	Esab Corp.	4,884	285,030
	ESCO Technologies, Inc.	4,269	399,450
	Espey Mfg. & Electronics Corp.	200	4,424
*	EVI Industries, Inc.	463	9,228
*	Evoqua Water Technologies Corp.	12,053	596,021
*	ExlService Holdings, Inc.	2,981	531,751
#	Expeditors International of Washington, Inc.	15,047	1,712,950
	Exponent, Inc.	6,414	590,409
	Fastenal Co.	34,957	1,882,085
	Federal Signal Corp.	8,906	457,590
	FedEx Corp.	11,680	2,660,470
*	First Advantage Corp.	1,550	19,933
	Flowserve Corp.	17,133	572,071
*	Fluor Corp.	17,180	499,251
*	Forrester Research, Inc.	2,047	63,334
	Fortive Corp.	18,985	1,197,764
	Fortune Brands Innovations, Inc.	12,787	827,191
	Forward Air Corp.	3,871	408,429
*	Franklin Covey Co.	2,340	85,925
	Franklin Electric Co., Inc.	6,549	585,939
*	FTI Consulting, Inc.	4,598	829,939
*	Fuel Tech, Inc.	3,015	3,708
#*	FuelCell Energy, Inc.	47,754	89,778
*	Gates Industrial Corp. PLC	30,579	411,899
	GATX Corp.	5,801	660,792
*	Gencor Industries, Inc.	1,048	13,834
*	Generac Holdings, Inc.	3,099	316,780
	Genpact Ltd.	21,889	975,155
*	Gibraltar Industries, Inc.	5,712	285,828
	Global Industrial Co.	5,216	139,006
*	GMS, Inc.	6,537	379,538
	Gorman-Rupp Co.	3,516	86,318
	Graco, Inc.	16,493	1,307,730
#	GrafTech International Ltd.	22,454	105,758
#	Granite Construction, Inc.	12,476	475,710
*	Great Lakes Dredge & Dock Corp.	8,897	50,980
#	Greenbrier Cos., Inc.	5,318	140,661
	Griffon Corp.	9,266	263,618
*	GXO Logistics, Inc.	12,803	680,223
	H&E Equipment Services, Inc.	6,393	233,344
*	Harsco Corp.	12,092	83,072
#*	Hawaiian Holdings, Inc.	5,433	45,257
#*	Hayward Holdings, Inc.	4,680	56,347
	Healthcare Services Group, Inc.	4,905	76,567
	Heartland Express, Inc.	12,593	182,347
#	HEICO Corp.	2,376	400,689
	HEICO Corp., Class A	3,446	462,557
	Heidrick & Struggles International, Inc.	2,552	64,081
	Helios Technologies, Inc.	4,776	287,229
	Herc Holdings, Inc.	4,935	493,599
*	Heritage-Crystal Clean, Inc.	3,611	126,241
#*	Hertz Global Holdings, Inc.	10,906	181,912
	Hexcel Corp.	11,394	821,280

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Hillenbrand, Inc.	9,788	$446,529
	HireQuest, Inc.	1,219	25,477
	HNI Corp.	6,631	172,273
	Honeywell International, Inc.	20,503	4,097,320
	Howmet Aerospace, Inc.	22,815	1,010,476
*	Hub Group, Inc., Class A	5,939	447,801
#	Hubbell, Inc.	5,831	1,570,405
*	Hudson Technologies, Inc.	12,780	98,789
	Hurco Cos., Inc.	876	19,649
*	Huron Consulting Group, Inc.	5,037	427,087
	Hyster-Yale Materials Handling, Inc.	1,412	74,356
	ICF International, Inc.	2,339	266,646
	IDEX Corp.	3,028	624,737
*	IES Holdings, Inc.	2,523	108,968
	Illinois Tool Works, Inc.	11,855	2,868,199
	Ingersoll Rand, Inc.	22,336	1,273,599
*	Innodata, Inc.	4,000	26,480
*	Innovative Solutions & Support, Inc.	400	2,580
	Insperity, Inc.	4,225	517,393
	Insteel Industries, Inc.	2,607	71,771
	Interface, Inc.	7,820	61,309
	ITT, Inc.	9,145	772,204
	Jacobs Solutions, Inc.	5,660	653,504
*	Janus International Group, Inc.	5,746	51,714
	JB Hunt Transport Services, Inc.	9,917	1,738,351
*	JELD-WEN Holding, Inc.	15,474	197,758
*	JetBlue Airways Corp.	21,645	154,545
	John Bean Technologies Corp.	4,296	467,018
	Johnson Controls International PLC	24,318	1,455,189
	Kadant, Inc.	1,782	331,149
	Kaman Corp.	3,967	87,552
*	KAR Auction Services, Inc.	19,685	266,535
#	KBR, Inc.	11,824	670,776
	Kelly Services, Inc., Class A	6,650	109,127
#	Kennametal, Inc.	13,901	360,870
	Kforce, Inc.	3,986	235,732
	Kimball International, Inc., Class B	6,839	84,188
*	Kirby Corp.	9,704	697,135
#	Knight-Swift Transportation Holdings, Inc.	19,235	1,083,315
	Korn Ferry	8,932	428,915
*	L B Foster Co., Class A	876	9,794
#	Landstar System, Inc.	5,285	930,319
#	Lennox International, Inc.	2,316	652,904
#	Lincoln Electric Holdings, Inc.	8,164	1,369,919
	Lindsay Corp.	933	112,650
*	Liquidity Services, Inc.	3,459	45,209
*	LS Starrett Co., Class A	1,800	19,224
	LSI Industries, Inc.	3,205	40,671
	Luxfer Holdings PLC	1,400	21,350
*	Manitex International, Inc.	2,502	12,935
*	Manitowoc Co., Inc.	5,633	86,129
	ManpowerGroup, Inc.	7,780	589,024
	Marten Transport Ltd.	11,811	238,464
	Masco Corp.	8,924	477,523
*	Masonite International Corp.	2,947	269,385
*	MasTec, Inc.	11,837	1,051,244
*	Mastech Digital, Inc.	3,000	26,490
*	Masterbrand, Inc.	24,063	194,188
*	Matrix Service Co.	1,886	8,977

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Matson, Inc.	7,726	$525,600
	Matthews International Corp., Class A	5,977	226,349
	Maxar Technologies, Inc.	18,057	951,965
	Maximus, Inc.	8,637	722,485
*	Mayville Engineering Co., Inc.	932	11,277
	McGrath RentCorp.	4,273	379,784
*	Mercury Systems, Inc.	6,988	333,118
*	Middleby Corp.	5,923	834,432
	Miller Industries, Inc.	1,300	42,380
	MillerKnoll, Inc.	13,089	222,644
*	Mistras Group, Inc.	2,600	21,112
	Moog, Inc., Class A	4,615	415,858
*	MRC Global, Inc.	16,961	165,200
	MSA Safety, Inc.	3,471	450,362
	MSC Industrial Direct Co., Inc., Class A	6,274	569,240
	Mueller Industries, Inc.	10,050	722,092
	Mueller Water Products, Inc., Class A	22,826	305,868
*	MYR Group, Inc.	2,344	300,009
	NL Industries, Inc.	7,700	49,511
	Nordson Corp.	3,283	710,146
*	Northwest Pipe Co.	1,465	40,346
*	NOW, Inc.	18,221	194,418
*	NV5 Global, Inc.	1,720	162,936
	nVent Electric PLC	17,239	722,831
#	Old Dominion Freight Line, Inc.	7,751	2,483,343
#	Omega Flex, Inc.	981	107,920
	Oshkosh Corp.	7,089	542,450
	Otis Worldwide Corp.	14,948	1,275,064
	Owens Corning	15,111	1,614,006
	P&F Industries, Inc., Class A	254	1,295
	PACCAR, Inc.	29,611	2,211,646
*	PAM Transportation Services, Inc.	3,004	67,440
	Pangaea Logistics Solutions Ltd.	3,295	20,462
	Park Aerospace Corp.	1,437	18,796
	Parker-Hannifin Corp.	7,676	2,493,779
	Park-Ohio Holdings Corp.	1,783	23,126
*	Parsons Corp.	12,580	547,230
	Paychex, Inc.	15,012	1,649,218
*	Paycom Software, Inc.	1,952	566,802
*	Paylocity Holding Corp.	2,281	440,894
	Pentair PLC	16,545	960,934
*	Performant Financial Corp.	10,905	35,332
*	Perma-Pipe International Holdings, Inc.	300	3,255
*	PGT Innovations, Inc.	9,093	233,326
#*	Pioneer Power Solutions, Inc.	7,618	38,204
#	Pitney Bowes, Inc.	15,585	54,703
#*	Plug Power, Inc.	27,969	252,560
	Powell Industries, Inc.	1,301	52,118
	Preformed Line Products Co.	889	110,485
	Primoris Services Corp.	8,827	223,323
*	Proto Labs, Inc.	4,937	142,037
	Quanex Building Products Corp.	5,988	114,371
	Quanta Services, Inc.	8,825	1,497,073
*	Radiant Logistics, Inc.	4,889	32,267
*	RBC Bearings, Inc.	520	118,045
*	RCM Technologies, Inc.	6,684	75,128
	Regal Rexnord Corp.	8,462	1,101,414
	Republic Services, Inc.	10,702	1,547,723
*	Resideo Technologies, Inc.	24,305	432,629

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Resources Connection, Inc.	5,098	$74,380
	REV Group, Inc.	10,564	113,352
	Robert Half International, Inc.	15,436	1,126,828
	Rockwell Automation, Inc.	6,875	1,948,444
	Rollins, Inc.	17,303	731,052
	Rush Enterprises, Inc., Class A	7,207	382,764
	Rush Enterprises, Inc., Class B	1,950	114,231
*	RXO, Inc.	15,203	275,022
	Ryder System, Inc.	8,414	666,052
#*	Saia, Inc.	3,511	1,045,470
	Schneider National, Inc., Class B	12,728	333,092
	Science Applications International Corp.	7,590	774,408
	Sensata Technologies Holding PLC	17,075	741,909
*	Shoals Technologies Group, Inc., Class A	14,366	300,106
	Shyft Group, Inc.	4,649	116,597
*	SIFCO Industries, Inc.	1,584	3,627
	Simpson Manufacturing Co., Inc.	5,786	727,763
#*	SiteOne Landscape Supply, Inc.	5,590	825,867
*	SkyWest, Inc.	6,486	183,554
	Snap-on, Inc.	4,484	1,163,194
	Southwest Airlines Co.	38,418	1,163,681
*	SP Plus Corp.	2,918	99,708
#	Spirit Airlines, Inc.	17,581	300,635
*	SPX Technologies, Inc.	6,066	386,283
	SS&C Technologies Holdings, Inc.	14,012	820,262
	Standex International Corp.	1,553	190,724
	Stanley Black & Decker, Inc.	9,655	833,613
	Steelcase, Inc., Class A	13,557	108,456
*	Stericycle, Inc.	12,165	555,332
*	Sterling Infrastructure, Inc.	2,955	109,099
*	Sunrun, Inc.	24,809	521,981
*	Taylor Devices, Inc.	1,040	22,620
	Tecnoglass, Inc.	7,542	330,717
	Tennant Co.	3,041	232,393
	Terex Corp.	9,959	444,072
	Tetra Tech, Inc.	4,303	595,406
	Textainer Group Holdings Ltd.	12,119	425,377
*	Thermon Group Holdings, Inc.	5,028	104,482
	Timken Co.	10,179	782,256
*	Titan International, Inc.	9,194	89,733
*	Titan Machinery, Inc.	4,124	129,287
	Toro Co.	13,510	1,408,553
#*	TPI Composites, Inc.	6,546	80,909
	Trane Technologies PLC	9,186	1,706,851
*	Transcat, Inc.	303	23,116
	TransDigm Group, Inc.	1,643	1,256,895
	TransUnion	10,401	715,693
*	Trex Co., Inc.	12,548	685,874
*	TriNet Group, Inc.	9,757	905,254
	Trinity Industries, Inc.	16,456	394,121
	Triton International Ltd.	11,276	932,187
*	Triumph Group, Inc.	2,654	28,690
*	TrueBlue, Inc.	6,368	96,475
	TTEC Holdings, Inc.	7,261	247,382
*	Tutor Perini Corp.	11,511	61,008
*	Twin Disc, Inc.	300	3,435
*	Uber Technologies, Inc.	11,351	352,449
	UFP Industries, Inc.	10,160	797,763
#	U-Haul Holding Co.	2,403	146,727

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	U-Haul Holding Co.	21,627	$1,170,021
*	Ultralife Corp.	900	3,771
	UniFirst Corp.	1,931	316,066
	Union Pacific Corp.	30,526	5,973,938
*	United Airlines Holdings, Inc.	27,240	1,193,112
	United Parcel Service, Inc., Class B	33,849	6,086,389
	United Rentals, Inc.	8,192	2,958,213
*	Univar Solutions, Inc.	26,328	934,644
	Universal Logistics Holdings, Inc.	3,206	82,074
*	V2X, Inc.	1,615	69,768
	Valmont Industries, Inc.	2,887	838,847
	Verisk Analytics, Inc.	11,085	2,151,709
	Veritiv Corp.	2,207	253,518
#*	Verra Mobility Corp.	19,952	338,186
*	Viad Corp.	1,680	31,970
*	Vicor Corp.	1,482	63,682
*	Virco Mfg. Corp.	4,104	15,226
	VSE Corp.	1,308	55,315
	Wabash National Corp.	9,266	237,858
	Waste Management, Inc.	19,722	3,274,838
#	Watsco, Inc.	3,918	1,357,117
	Watts Water Technologies, Inc., Class A	3,668	593,226
	Werner Enterprises, Inc.	11,037	498,541
	WESCO International, Inc.	7,623	1,097,712
	Westinghouse Air Brake Technologies Corp.	10,703	1,045,362
*	Wilhelmina International, Inc.	5,495	21,431
*	Willdan Group, Inc.	657	9,625
*	Willis Lease Finance Corp.	856	43,228
*	WillScot Mobile Mini Holdings Corp.	24,125	1,095,275
	Woodward, Inc.	5,727	549,907
	WW Grainger, Inc.	3,769	2,621,603
*	XPO, Inc.	15,203	671,669
	Xylem, Inc.	7,098	737,056
	Zurn Elkay Water Solutions Corp.	6,924	149,212

TOTAL INDUSTRIALS			235,145,534

INFORMATION TECHNOLOGY — (21.8%).
	A10 Networks, Inc.	9,966	140,919
	Accenture PLC, Class A	25,686	7,199,529
*	ACI Worldwide, Inc.	14,122	357,710
	Adeia, Inc.	11,157	85,239
*	Adobe, Inc.	17,884	6,752,283
	ADTRAN Holdings, Inc.	6,807	62,080
	Advanced Energy Industries, Inc.	4,534	392,191
*	Advanced Micro Devices, Inc.	38,916	3,477,923
*	Agilysys, Inc.	1,206	94,116
*	Akamai Technologies, Inc.	10,364	849,537
*	Alarm.com Holdings, Inc.	3,174	151,368
*	Alithya Group, Inc., Class A	6,866	12,702
*	Alpha & Omega Semiconductor Ltd.	4,851	115,842
#*	Altair Engineering, Inc., Class A	1,792	123,738
*	Ambarella, Inc.	3,857	239,057
	Amdocs Ltd.	12,531	1,143,454
	American Software, Inc., Class A	3,966	47,354
	Amkor Technology, Inc.	39,490	883,391
	Amphenol Corp., Class A	14,478	1,092,655
*	Amtech Systems, Inc.	531	4,583
	Analog Devices, Inc.	12,059	2,169,173
*	ANSYS, Inc.	3,009	944,585

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Apple, Inc.	442,982	$75,165,186
	Applied Materials, Inc.	41,905	4,736,522
*	Arista Networks, Inc.	9,560	1,531,130
*	Arlo Technologies, Inc.	6,293	40,527
*	Arrow Electronics, Inc.	9,521	1,089,488
#*	Aspen Technology, Inc.	2,811	497,547
*	AstroNova, Inc.	760	11,180
*	Atlassian Corp., Class A	622	91,845
*	Autodesk, Inc.	7,230	1,408,332
*	Aviat Networks, Inc.	1,998	65,554
*	Avid Technology, Inc.	4,744	139,995
	Avnet, Inc.	15,306	631,526
*	Axcelis Technologies, Inc.	5,425	641,777
*	AXT, Inc.	5,700	15,219
	Badger Meter, Inc.	2,960	391,697
	Bel Fuse, Inc., Class B	1,646	66,877
	Belden, Inc.	7,461	588,598
	Benchmark Electronics, Inc.	5,652	120,670
#	Bentley Systems, Inc., Class B	12,191	518,849
#*	Bills Holdings, Inc.	1,588	121,974
#	BK Technologies Corp.	220	2,996
*	Black Knight, Inc.	9,603	524,708
*	Blackbaud, Inc.	5,939	411,899
*	Box, Inc., Class A	16,213	428,996
*	Brightcove, Inc.	3,700	15,318
	Broadcom, Inc.	20,802	13,032,453
*	Cadence Design Systems, Inc.	3,315	694,327
*	CalAmp Corp.	4,856	12,334
*	Calix, Inc.	5,648	258,114
*	Cambium Networks Corp.	2,600	39,364
	CDW Corp.	8,775	1,488,152
*	Cerence, Inc.	7,625	194,819
*	CEVA, Inc.	3,198	80,366
*	Ciena Corp.	14,136	650,821
*	Cirrus Logic, Inc.	7,759	665,645
	Cisco Systems, Inc.	118,324	5,590,809
#*	Clearfield, Inc.	2,007	87,666
	Climb Global Solutions, Inc.	200	8,880
	Cognex Corp.	11,768	561,216
	Cognizant Technology Solutions Corp., Class A	26,175	1,562,909
*	Cognyte Software Ltd.	4,600	19,136
#*	Coherent Corp.	12,863	439,143
*	Cohu, Inc.	7,663	259,316
*	CommScope Holding Co., Inc.	23,491	115,811
*	CommVault Systems, Inc.	2,704	157,562
*	Computer Task Group, Inc.	1,200	8,124
	Comtech Telecommunications Corp.	4,100	42,435
*	Consensus Cloud Solutions, Inc.	2,448	91,384
*	Corsair Gaming, Inc.	2,160	37,627
#*	CPS Technologies Corp.	10,220	27,594
	CTS Corp.	5,074	198,952
*	Data I/O Corp.	2,012	9,074
*	Datadog, Inc., Class A	691	46,560
	Dell Technologies, Inc., Class C	10,159	441,815
#*	Digi International, Inc.	3,785	114,156
*	Diodes, Inc.	6,214	495,256
*	DocuSign, Inc.	762	37,673
	Dolby Laboratories, Inc., Class A	5,761	482,138
*	Dropbox, Inc., Class A	18,219	370,574

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	DXC Technology Co.	27,283	$650,700
*	Dynatrace, Inc.	7,404	313,041
#*	DZS, Inc.	2,798	19,026
#	Ebix, Inc.	3,351	54,487
*	eGain Corp.	1,800	13,212
*	EngageSmart, Inc.	1,523	26,150
*	Enphase Energy, Inc.	7,546	1,239,053
#	Entegris, Inc.	7,501	561,975
#*	Envestnet, Inc.	6,396	405,378
*	EPAM Systems, Inc.	2,074	585,781
*	ePlus, Inc.	4,618	201,068
*	Extreme Networks, Inc.	14,330	254,787
*	F5, Inc.	6,242	838,675
*	Fabrinet	4,857	461,172
*	Fair Isaac Corp.	1,131	823,311
*	FARO Technologies, Inc.	2,355	54,989
*	Fastly, Inc., Class A	7,806	115,373
*	First Solar, Inc.	11,980	2,187,308
#*	Flex Ltd.	67,077	1,379,774
*	FormFactor, Inc.	10,578	288,885
*	Fortinet, Inc.	9,897	624,006
	Frequency Electronics, Inc.	400	2,604
*	Gartner, Inc.	3,429	1,037,135
	Gen Digital, Inc.	18,733	331,012
*	Globant SA	2,507	393,273
*	GoDaddy, Inc., Class A	7,440	563,059
*	Grid Dynamics Holdings, Inc.	1,640	17,827
*	Guidewire Software, Inc.	6,177	470,626
	Hackett Group, Inc.	6,384	118,487
#*	Harmonic, Inc.	12,292	173,194
	Hewlett Packard Enterprise Co.	72,888	1,043,756
	HP, Inc.	31,351	931,438
*	HubSpot, Inc.	457	192,374
*	Ichor Holdings Ltd.	4,545	126,578
#*	Identiv, Inc.	2,636	14,498
#*	Infinera Corp.	10,324	65,351
*	Informatica, Inc., Class A	6,012	92,946
	Information Services Group, Inc.	6,970	35,477
#*	Insight Enterprises, Inc.	5,631	681,069
	Intel Corp.	130,734	4,060,598
#	InterDigital, Inc.	6,851	464,087
	International Business Machines Corp.	43,893	5,548,514
*	inTEST Corp.	5,747	109,193
	Intuit, Inc.	4,100	1,820,195
*	IPG Photonics Corp.	6,624	761,628
*	Issuer Direct Corp.	1,000	18,828
*	Iteris, Inc.	7,387	34,054
*	Itron, Inc.	7,757	414,224
	Jabil, Inc.	21,319	1,666,080
*	Jamf Holding Corp.	7,586	143,527
	Juniper Networks, Inc.	34,169	1,030,195
*	Keysight Technologies, Inc.	11,693	1,691,275
*	Kimball Electronics, Inc.	4,412	88,814
	KLA Corp.	6,760	2,613,010
*	Knowles Corp.	25,917	437,479
	Kulicke & Soffa Industries, Inc.	10,024	477,744
*	KVH Industries, Inc.	2,284	24,028
*	Kyndryl Holdings, Inc.	10,947	158,294
	Lam Research Corp.	6,419	3,364,069

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Lattice Semiconductor Corp.	6,955	$554,313
*	LGL Group, Inc.	276	1,217
	Littelfuse, Inc.	2,767	670,278
*	LiveRamp Holdings, Inc.	9,464	227,988
*	Lumentum Holdings, Inc.	7,258	350,198
*	Luna Innovations, Inc.	4,600	28,888
*	MACOM Technology Solutions Holdings, Inc.	7,462	435,333
*	Magnachip Semiconductor Corp.	3,475	30,858
*	Manhattan Associates, Inc.	6,275	1,039,642
	Marvell Technology, Inc.	36,493	1,440,744
*	MaxLinear, Inc.	7,743	186,839
	Methode Electronics, Inc.	6,969	285,659
	Microchip Technology, Inc.	32,445	2,368,161
	Micron Technology, Inc.	51,334	3,303,856
	Microsoft Corp.	260,389	80,007,124
#	MKS Instruments, Inc.	2,693	225,862
#*	MongoDB, Inc.	607	145,656
#	Monolithic Power Systems, Inc.	1,329	613,958
	Motorola Solutions, Inc.	3,296	960,454
*	M-Tron Industries, Inc.	138	1,620
#*	N-able, Inc.	7,204	91,851
#*	Napco Security Technologies, Inc.	1,980	61,380
	National Instruments Corp.	11,330	659,746
*	NCR Corp.	24,777	552,279
	NetApp, Inc.	17,550	1,103,719
*	NETGEAR, Inc.	5,417	76,542
*	NetScout Systems, Inc.	11,956	325,323
*	NetSol Technologies, Inc.	4,411	10,454
#	Network-1 Technologies, Inc.	3,500	7,350
*	nLight, Inc.	2,638	23,135
*	Nortech Systems, Inc.	3,549	35,490
#*	Novanta, Inc.	3,633	555,268
	NVE Corp.	473	35,669
	NVIDIA Corp.	18,917	5,249,278
	NXP Semiconductors NV	12,216	2,000,248
*	Okta, Inc.	6,757	463,057
#*	Olo, Inc., Class A	2,445	16,748
*	ON Semiconductor Corp.	43,581	3,136,089
*	ON24, Inc.	5,345	46,501
*	OneSpan, Inc.	4,122	60,758
*	Onto Innovation, Inc.	7,022	568,642
*	Optical Cable Corp.	2,889	11,729
	Oracle Corp.	22,024	2,086,113
*	OSI Systems, Inc.	2,831	319,790
#*	Palantir Technologies, Inc., Class A	46,325	359,019
*	Palo Alto Networks, Inc.	1,962	357,987
	PC Connection, Inc.	4,626	186,289
	PCTEL, Inc.	700	3,332
*	PDF Solutions, Inc.	3,755	135,368
*	Perficient, Inc.	4,475	290,517
	PFSweb, Inc.	1,937	7,787
*	Photronics, Inc.	9,051	130,877
*	Plexus Corp.	4,564	399,213
	Power Integrations, Inc.	5,310	386,462
*	PowerSchool Holdings, Inc., Class A	10,187	212,705
	Progress Software Corp.	6,898	378,562
*	PTC, Inc.	5,560	699,392
*	Pure Storage, Inc., Class A	11,575	264,257
*	Qorvo, Inc.	11,834	1,089,675

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	QUALCOMM, Inc.	51,747	$6,044,050
*	Qualys, Inc.	3,722	420,363
*	Rambus, Inc.	17,769	787,877
*	RF Industries Ltd.	4,019	16,197
*	Ribbon Communications, Inc.	18,693	47,854
	Richardson Electronics Ltd.	900	13,887
#*	Rimini Street, Inc.	6,715	25,114
*	Rogers Corp.	2,482	399,478
	Roper Technologies, Inc.	2,360	1,073,281
*	Salesforce, Inc.	16,660	3,304,844
*	Sanmina Corp.	10,807	564,774
	Sapiens International Corp. NV	5,349	107,675
*	ScanSource, Inc.	7,544	206,328
	Seagate Technology Holdings PLC	12,867	756,194
#*	SecureWorks Corp., Class A	1,655	15,011
*	Semtech Corp.	12,484	243,313
#*	SentinelOne, Inc., Class A	5,295	85,091
*	ServiceNow, Inc.	840	385,913
*	SigmaTron International, Inc.	1,880	4,268
*	Silicon Laboratories, Inc.	3,684	513,181
	Skyworks Solutions, Inc.	11,053	1,170,513
*	SMART Global Holdings, Inc.	6,946	107,107
*	SolarEdge Technologies, Inc.	1,447	413,307
*	SolarWinds Corp.	22,336	192,536
*	SoundThinking, Inc.	600	17,850
*	Splunk, Inc.	1,241	107,024
*	SPS Commerce, Inc.	2,083	306,826
*	Stratasys Ltd.	18,017	258,724
*	Super Micro Computer, Inc.	7,652	806,750
*	Synaptics, Inc.	5,180	458,741
*	Synopsys, Inc.	1,621	601,910
	Taitron Components, Inc., Class A	1,898	6,738
	TD SYNNEX Corp.	9,963	887,105
	TE Connectivity Ltd.	15,041	1,840,567
*	Teledyne Technologies, Inc.	2,206	914,166
*	Teradata Corp.	11,043	427,475
	Teradyne, Inc.	14,666	1,340,179
	Texas Instruments, Inc.	45,032	7,529,350
*	Trimble, Inc.	11,115	523,516
*	Trio-Tech International	100	434
*	TTM Technologies, Inc.	21,137	249,628
#*	Turtle Beach Corp.	1,985	21,577
*	Twilio, Inc., Class A	580	30,514
*	Tyler Technologies, Inc.	1,127	427,167
*	Ultra Clean Holdings, Inc.	7,522	214,678
#*	Unisys Corp.	6,481	20,804
	Universal Display Corp.	3,641	485,928
#*	Veeco Instruments, Inc.	8,733	160,862
*	Verint Systems, Inc.	8,238	300,605
*	VeriSign, Inc.	4,227	937,549
#*	Viasat, Inc.	8,850	310,015
*	Viavi Solutions, Inc.	29,483	264,168
	Vishay Intertechnology, Inc.	22,767	484,709
*	Vishay Precision Group, Inc.	1,676	62,917
*	VMware, Inc., Class A	2,091	261,438
	Vontier Corp.	25,529	692,602
*	Western Digital Corp.	21,488	740,047
#*	Wolfspeed, Inc.	8,016	373,145
*	Workday, Inc., Class A	1,069	198,984

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Xerox Holdings Corp.	28,998	$454,399
*	Xperi, Inc.	4,462	42,344
*	Zebra Technologies Corp., Class A	2,622	755,215
*	Zoom Video Communications, Inc., Class A	7,405	454,889
#*	Zscaler, Inc	501	45,140

TOTAL INFORMATION TECHNOLOGY			342,426,819

MATERIALS — (5.1%)
	AdvanSix, Inc.	5,953	224,309
	Albemarle Corp.	6,034	1,119,066
#*	Alto Ingredients, Inc.	10,500	13,755
	Amcor PLC	106,967	1,173,428
	American Vanguard Corp.	4,707	90,610
*	Ampco-Pittsburgh Corp.	689	2,081
	AptarGroup, Inc.	7,061	836,799
*	Arconic Corp.	17,219	426,170
	Ardagh Metal Packaging SA	11,339	46,263
	Ashland, Inc.	8,717	885,734
*	ATI, Inc.	9,752	376,622
	Avery Dennison Corp.	8,103	1,413,811
	Avient Corp.	12,540	482,915
*	Axalta Coating Systems Ltd.	33,036	1,042,947
	Balchem Corp.	2,753	361,744
#	Ball Corp.	30,371	1,615,130
	Berry Global Group, Inc.	21,077	1,218,461
*	Bioceres Crop Solutions Corp.	1,800	20,178
	Carpenter Technology Corp.	6,731	354,993
	Celanese Corp.	10,808	1,148,242
	Chase Corp.	1,440	157,435
	Chemours Co.	21,659	629,627
*	Clearwater Paper Corp.	2,420	87,362
*	Coeur Mining, Inc.	32,142	109,283
	Commercial Metals Co.	17,936	837,432
	Compass Minerals International, Inc.	6,820	223,219
*	Core Molding Technologies, Inc.	1,483	27,806
	Corteva, Inc.	27,557	1,684,284
	Crown Holdings, Inc.	17,717	1,519,764
	Dow, Inc.	51,463	2,799,587
	DuPont de Nemours, Inc.	26,933	1,877,769
	Eastman Chemical Co.	12,649	1,065,931
	Ecolab, Inc.	4,645	779,617
*	Ecovyst, Inc.	20,478	232,425
	Element Solutions, Inc.	39,809	722,533
#	Flexible Solutions International, Inc.	3,105	9,408
	FMC Corp.	8,230	1,017,063
	Fortitude Gold Corp.	2,144	14,772
	Freeport-McMoRan, Inc.	70,746	2,681,981
	FutureFuel Corp.	5,733	42,998
	Graphic Packaging Holding Co.	47,460	1,170,364
	Greif, Inc., Class A	5,069	318,283
	Greif, Inc., Class B	2,718	214,015
	Hawkins, Inc.	3,498	141,109
	Haynes International, Inc.	1,922	90,353
	HB Fuller Co.	8,435	558,144
	Hecla Mining Co.	75,093	454,313
	Huntsman Corp.	24,458	655,230
#††	IKONICS Corp.	1,200	4,020
*	Ingevity Corp.	6,013	431,373
	Innospec, Inc.	3,617	367,596

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	International Flavors & Fragrances, Inc.	12,616	$1,223,247
	International Paper Co.	26,362	872,846
*	Intrepid Potash, Inc.	1,065	27,456
	Kaiser Aluminum Corp.	1,125	73,935
	Koppers Holdings, Inc.	2,809	92,163
#	Kronos Worldwide, Inc.	10,041	93,381
	Linde PLC	15,837	5,850,980
#*	Livent Corp.	15,267	333,584
	Louisiana-Pacific Corp.	14,189	847,651
*	LSB Industries, Inc.	7,151	63,858
	LyondellBasell Industries NV, Class A	35,162	3,326,677
	Martin Marietta Materials, Inc.	3,043	1,105,218
	Materion Corp.	3,754	406,596
	Mercer International, Inc.	9,632	93,719
	Minerals Technologies, Inc.	5,497	325,752
	Mosaic Co.	34,271	1,468,512
#*	MP Materials Corp.	13,414	290,681
	Myers Industries, Inc.	5,581	105,760
	NewMarket Corp.	1,553	620,579
	Newmont Corp.	48,887	2,317,244
#	Nexa Resources SA	8,788	52,728
	Northern Technologies International Corp.	1,079	12,387
	Nucor Corp.	22,460	3,328,123
*	O-I Glass, Inc.	25,029	562,402
	Packaging Corp. of America	9,177	1,241,281
	Pactiv Evergreen, Inc.	2,256	17,822
	PPG Industries, Inc.	10,700	1,500,782
#	Quaker Chemical Corp.	1,697	316,711
*	Ranpak Holdings Corp.	7,038	28,715
*	Rayonier Advanced Materials, Inc.	15,838	86,159
	Reliance Steel & Aluminum Co.	8,007	1,984,135
	Resolute Forest Products, Inc.	12,553	17,825
#	Royal Gold, Inc.	5,346	708,024
	RPM International, Inc.	13,886	1,139,069
	Ryerson Holding Corp.	3,307	124,905
	Schnitzer Steel Industries, Inc., Class A	3,200	92,448
#	Scotts Miracle-Gro Co.	5,681	379,548
	Sealed Air Corp.	15,692	753,059
	Sensient Technologies Corp.	6,028	448,845
	Sherwin-Williams Co.	9,846	2,338,819
	Silgan Holdings, Inc.	18,127	892,936
	Sonoco Products Co.	15,876	962,403
#	Southern Copper Corp.	5,806	446,075
	Steel Dynamics, Inc.	30,386	3,158,625
	Stepan Co.	3,841	354,140
*	Summit Materials, Inc., Class A	14,945	409,642
	Sylvamo Corp.	5,906	270,613
*	TimkenSteel Corp.	7,002	117,214
	Tredegar Corp.	4,800	45,024
	TriMas Corp.	7,022	178,429
	Trinseo PLC	6,272	113,649
	Tronox Holdings PLC	15,485	211,990
	United States Lime & Minerals, Inc.	600	96,540
	Vulcan Materials Co.	6,953	1,217,609
	Westlake Corp.	7,357	837,079
	WestRock Co.	30,230	904,784
	Worthington Industries, Inc.	9,015	535,401

TOTAL MATERIALS			79,204,133

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (0.4%)
*	AMREP Corp.	1,504	$20,906
*	Anywhere Real Estate, Inc.	22,095	140,745
*	CBRE Group, Inc., Class A	16,592	1,271,943
#*	Cushman & Wakefield PLC	21,779	214,523
	Douglas Elliman, Inc.	6,400	20,416
*	Forestar Group, Inc.	5,762	111,437
*	FRP Holdings, Inc.	1,450	84,100
*	Howard Hughes Corp.	8,275	640,237
*	Jones Lang LaSalle, Inc.	5,248	729,682
#	Kennedy-Wilson Holdings, Inc.	22,401	375,889
	Marcus & Millichap, Inc.	7,899	248,581
	Newmark Group, Inc., Class A	24,576	155,812
*	Rafael Holdings, Inc., Class B	1,879	3,946
#	RE/MAX Holdings, Inc., Class A	4,713	91,008
	RMR Group, Inc., Class A	2,582	61,322
	St. Joe Co.	7,837	322,101
	Stratus Properties, Inc.	889	19,025
*	Tejon Ranch Co.	3,436	59,374
*	Zillow Group, Inc., Class A	5,848	250,177
#*	Zillow Group, Inc., Class C	17,340	754,983

TOTAL REAL ESTATE			5,576,207

UTILITIES — (1.0%)
	American States Water Co.	4,161	369,289
	American Water Works Co., Inc.	6,942	1,029,151
	Artesian Resources Corp., Class A	900	49,302
	Atmos Energy Corp.	6,376	727,757
#	Avangrid, Inc.	4,875	196,267
	Avista Corp.	5,800	255,606
#	Brookfield Renewable Corp., Class A	13,075	436,836
	California Water Service Group	4,692	263,127
	CenterPoint Energy, Inc.	11,900	362,593
	Chesapeake Utilities Corp.	1,966	242,801
	Clearway Energy, Inc., Class A	4,357	126,266
#	Clearway Energy, Inc., Class C	7,141	216,872
	Consolidated Edison, Inc.	11,925	1,174,255
	Consolidated Water Co. Ltd.	959	16,207
	Constellation Energy Corp.	12,615	976,401
	Edison International	12,623	929,053
	Essential Utilities, Inc.	10,259	438,059
	Eversource Energy	11,606	900,742
	Exelon Corp.	18,074	767,061
	Genie Energy Ltd., Class B	1,601	24,928
	Global Water Resources, Inc.	1,500	16,455
	Hawaiian Electric Industries, Inc.	4,200	164,682
	Middlesex Water Co.	1,498	109,324
	New Jersey Resources Corp.	14,903	769,591
	Northwest Natural Holding Co.	2,744	128,858
#	ONE Gas, Inc.	3,622	278,713
#	Ormat Technologies, Inc.	7,492	642,889
*	PG&E Corp.	65,094	1,113,758
	PNM Resources, Inc.	3,041	146,363
	Public Service Enterprise Group, Inc.	8,465	534,988
*	Pure Cycle Corp.	3,694	36,460
	RGC Resources, Inc.	150	2,872
	Sempra Energy	5,634	876,031
	SJW Group	2,694	204,528
	Southwest Gas Holdings, Inc.	4,256	238,336
	Spire, Inc.	4,326	293,000

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
#* Sunnova Energy International, Inc.	17,807	$319,814
UGI Corp.	12,067	408,830
Unitil Corp.	1,532	85,164
Via Renewables, Inc.	200	2,070
York Water Co.	1,162	48,850

TOTAL UTILITIES		15,924,149

TOTAL COMMON STOCKS		1,487,796,880

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	1,025	23,421

INDUSTRIALS — (0.0%)
(r) WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	3,380	91,936

TOTAL PREFERRED STOCKS		115,357

TOTAL INVESTMENT SECURITIES (Cost $844,139,003)		1,487,912,237

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 4.760%	2,837,580	2,837,580

SECURITIES LENDING COLLATERAL — (4.9%)
@§ The DFA Short Term Investment Fund	6,694,993	77,440,979

TOTAL INVESTMENTS — (100.0%) (Cost $924,408,550)		$1,568,190,796

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$121,946,609	—	—		$121,946,609
Consumer Discretionary	191,849,707	$786,428	—		192,636,135
Consumer Staples	92,849,336	14,261	—		92,863,597
Energy	44,147,026	—	—		44,147,026
Financials	262,175,307	38,651	—		262,213,958
Health Care	95,351,199	297,173	$64,341		95,712,713
Industrials	235,145,232	—	302		235,145,534
Information Technology	342,426,819	—	—		342,426,819
Materials	79,182,288	17,825	4,020		79,204,133
Real Estate	5,576,207	—	—		5,576,207
Utilities	15,924,149	—	—		15,924,149
Preferred Stocks
Communication Services	23,421	—	—		23,421
Industrials	91,936	—	—		91,936
Temporary Cash Investments	2,837,580	—	—		2,837,580
Securities Lending Collateral	—	77,440,979	—		77,440,979

TOTAL	$1,489,526,816	$78,595,317	$68,663	^	$1,568,190,796

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.1%)
COMMUNICATION SERVICES — (8.5%)
	Activision Blizzard, Inc.	59,427	$4,618,072
*	Alphabet, Inc., Class A	738,387	79,258,461
*	Alphabet, Inc., Class C	682,120	73,819,026
*	Altice USA, Inc., Class A	56,290	197,015
*	AMC Networks, Inc., Class A	11,720	207,327
#*	Angi, Inc.	18,433	42,396
	AT&T, Inc.	136,814	2,417,503
	ATN International, Inc.	2,915	105,436
*	Boston Omaha Corp., Class A	14,901	304,874
*	Bumble, Inc., Class A	31,032	565,093
#	Cable One, Inc.	1,805	1,368,930
*	Cargurus, Inc.	24,707	406,183
*	Cars.com, Inc.	37,498	733,836
*	Charter Communications, Inc., Class A	15,147	5,584,699
#*	Cinemark Holdings, Inc.	17,670	298,270
	Cogent Communications Holdings, Inc.	2,374	163,901
	Comcast Corp., Class A	814,312	33,688,087
#*	comScore, Inc.	17,425	17,599
*	Consolidated Communications Holdings, Inc.	4,371	16,916
*	Daily Journal Corp.	490	133,844
#*	DISH Network Corp., Class A	61,709	463,435
*	EchoStar Corp., Class A	18,151	309,838
	Electronic Arts, Inc.	41,825	5,323,486
	Entravision Communications Corp., Class A	7,104	44,400
*	EverQuote, Inc., Class A	3,400	23,698
*	EW Scripps Co., Class A	32,768	276,234
	Fox Corp., Class A	65,301	2,171,911
	Fox Corp., Class B	50,306	1,536,345
#*	Gannett Co., Inc.	62,079	117,950
	Gray Television, Inc.	44,374	342,124
*	IDT Corp., Class B	7,865	261,197
#*	iHeartMedia, Inc., Class A	43,767	151,871
*	IMAX Corp.	9,764	204,556
*	Integral Ad Science Holding Corp.	2,770	43,572
	Interpublic Group of Cos., Inc.	169,705	6,063,560
	Iridium Communications, Inc.	43,710	2,774,274
	John Wiley & Sons, Inc., Class A	22,788	878,933
	John Wiley & Sons, Inc., Class B	200	7,634
*	Liberty Broadband Corp., Class A	3,489	294,925
*	Liberty Broadband Corp., Class C	22,598	1,915,858
*	Liberty Media Corp.-Liberty Braves, Class C	9,240	351,305
*	Liberty Media Corp.-Liberty Formula One, Class A	1,782	115,438
#*	Liberty Media Corp.-Liberty Formula One, Class C	11,803	852,059
*	Liberty Media Corp.-Liberty SiriusXM, Class A	17,784	499,730
*	Liberty Media Corp.-Liberty SiriusXM, Class C	45,004	1,257,412
*	Lions Gate Entertainment Corp., Class A	8,322	95,703
*	Lions Gate Entertainment Corp., Class B	1,096	11,694
#*	Live Nation Entertainment, Inc.	22,695	1,538,267
*	Madison Square Garden Entertainment Corp.	9,147	295,174
	Madison Square Garden Sports Corp.	3,176	636,788
#*	Magnite, Inc.	29,179	274,283
*	Match Group, Inc.	21,277	785,121
*	Meta Platforms, Inc., Class A	499,426	120,022,056

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Netflix, Inc.	42,854	$14,138,820
	New York Times Co., Class A	37,000	1,470,750
	News Corp., Class A	93,525	1,646,975
	News Corp., Class B	40,970	727,217
	Nexstar Media Group, Inc.	19,527	3,386,958
	Omnicom Group, Inc.	79,884	7,235,094
	Paramount Global, Class A	1,311	34,689
#	Paramount Global, Class B	109,123	2,545,840
*	Pinterest, Inc., Class A	22,609	520,007
*	Playtika Holding Corp.	26,900	269,000
*	QuinStreet, Inc.	15,010	166,761
*	Quotient Technology, Inc.	34,246	96,574
*	ROBLOX Corp., Class A	38,058	1,354,865
	Scholastic Corp.	13,995	538,388
*	Sciplay Corp., Class A	6,293	107,484
	Shenandoah Telecommunications Co.	5,787	120,427
	Shutterstock, Inc.	13,633	913,411
#	SInclair Broadcast Group, Inc., Class A	6,275	124,810
#	Sirius XM Holdings, Inc.	208,535	792,433
*	Snap, Inc., Class A	59,047	514,299
#*	Sphere Entertainment Co.	9,147	257,397
*	Spotify Technology SA	26,805	3,581,148
*	Stagwell, Inc.	13,867	86,253
*	Take-Two Interactive Software, Inc.	30,085	3,739,265
*	TechTarget, Inc.	6,809	232,119
	TEGNA, Inc.	102,594	1,754,357
#*	Thryv Holdings, Inc.	9,061	203,510
*	T-Mobile U.S., Inc.	5,088	732,163
	Townsquare Media, Inc., Class A	1,712	16,196
*	Trade Desk, Inc., Class A	20,170	1,297,738
*	Travelzoo	800	5,960
*	TripAdvisor, Inc.	34,980	620,195
	Verizon Communications, Inc.	647,843	25,155,744
*	Walt Disney Co.	190,408	19,516,820
*	Warner Bros Discovery, Inc.	257,907	3,510,114
	Warner Music Group Corp., Class A	14,501	441,845
*	WideOpenWest, Inc.	12,561	143,572
	World Wrestling Entertainment, Inc., Class A	9,617	1,030,654
*	Yelp, Inc.	22,392	669,969
*	Zedge, Inc., Class B	148	293
#*	Ziff Davis, Inc.	20,674	1,512,096

TOTAL COMMUNICATION SERVICES			455,100,509

CONSUMER DISCRETIONARY — (12.4%)
#	Cheesecake Factory, Inc.	600	20,214
*	1-800-Flowers.com, Inc., Class A	16,230	149,478
*	2U, Inc.	23,275	128,944
	Aaron’s Co., Inc.	9,065	121,018
*	Abercrombie & Fitch Co., Class A	29,451	693,277
	Academy Sports & Outdoors, Inc.	27,472	1,745,021
#	Acushnet Holdings Corp.	27,826	1,394,917
*	Adient PLC	27,499	1,015,813
#	ADT, Inc.	172,416	1,155,187
*	Adtalem Global Education, Inc.	43	1,745
	Advance Auto Parts, Inc.	22,246	2,792,540
*	Airbnb, Inc., Class A	14,024	1,678,252
*	Amazon.com, Inc.	768,916	81,082,192
	American Eagle Outfitters, Inc.	81,215	1,087,469
#*	America’s Car-Mart, Inc.	3,515	282,571

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Aptiv PLC	37,641	$3,871,753
	Aramark	61,393	2,130,337
	Arko Corp.	39,867	333,288
#*	Asbury Automotive Group, Inc.	12,544	2,426,762
	Autoliv, Inc.	20,475	1,756,960
*	AutoNation, Inc.	29,230	3,849,591
*	AutoZone, Inc.	2,759	7,348,072
	Bassett Furniture Industries, Inc.	1,000	14,350
	Bath & Body Works, Inc.	64,995	2,281,325
*	Beazer Homes USA, Inc.	16,885	359,819
	Best Buy Co., Inc.	80,094	5,968,605
#	Big Lots, Inc.	8,782	78,950
*	Biglari Holdings, Inc., Class A	4	3,458
*	BJ’s Restaurants, Inc.	5,090	165,629
#	Bloomin’ Brands, Inc.	13,734	340,191
*	Booking Holdings, Inc.	6,994	18,788,052
*	Boot Barn Holdings, Inc.	10,800	782,676
	BorgWarner, Inc.	78,662	3,786,002
*	Bright Horizons Family Solutions, Inc.	8,118	617,942
#*	Brinker International, Inc.	3,076	122,794
	Brunswick Corp.	30,750	2,607,293
	Buckle, Inc.	27,372	917,783
*	Burlington Stores, Inc.	11,293	2,177,403
#	Caleres, Inc.	23,300	531,240
	Camping World Holdings, Inc., Class A	14,706	329,267
#*	Capri Holdings Ltd.	58,450	2,425,675
*	CarMax, Inc.	52,761	3,694,853
*	CarParts.com, Inc.	14,000	66,360
#	Carter’s, Inc.	23,541	1,642,456
	Cato Corp., Class A	7,874	64,961
*	Cavco Industries, Inc.	3,956	1,187,670
	Century Communities, Inc.	26,771	1,802,759
*	Chegg, Inc.	58,923	1,059,436
#*	Chewy, Inc., Class A	12,822	397,610
*	Chico’s FAS, Inc.	42,476	214,079
#*	Children’s Place, Inc.	6,364	188,629
*	Chipotle Mexican Grill, Inc.	2,507	5,183,523
*	Chuy’s Holdings, Inc.	6,514	227,208
*	Citi Trends, Inc.	4,712	81,329
	Columbia Sportswear Co.	22,033	1,840,637
#*	Conn’s, Inc.	10,463	50,013
*	Container Store Group, Inc.	12,515	38,671
#	Cracker Barrel Old Country Store, Inc.	5,970	633,775
	Crown Crafts, Inc.	1,603	8,849
	Culp, Inc.	400	2,184
	Dana, Inc.	39,627	586,083
*	Dave & Buster’s Entertainment, Inc.	2,953	104,713
*	Deckers Outdoor Corp.	12,264	5,878,626
*	Delta Apparel, Inc.	231	2,631
*	Denny’s Corp.	6,774	75,937
#	Designer Brands, Inc., Class A	23,730	194,349
*	Destination XL Group, Inc.	11,516	50,555
	Dick’s Sporting Goods, Inc.	29,669	4,302,302
	Dillard’s, Inc., Class A	6,066	1,810,034
	Dine Brands Global, Inc.	2,815	182,778
	Domino’s Pizza, Inc.	1,212	384,774
*	DoorDash, Inc., Class A	37,951	2,322,222
*	Dorman Products, Inc.	6,159	530,659
	DR Horton, Inc.	155,179	17,041,758

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	DraftKings, Inc., Class A	36,786	$805,981
*	Duluth Holdings, Inc., Class B	2,885	18,060
	eBay, Inc.	169,942	7,890,407
	El Pollo Loco Holdings, Inc.	8,900	82,948
	Escalade, Inc.	1,044	15,785
#	Ethan Allen Interiors, Inc.	10,184	284,439
#*	Etsy, Inc.	34,653	3,500,993
*	Everi Holdings, Inc..	14,851	225,735
*	Expedia Group, Inc.	23,991	2,254,194
*	Fiesta Restaurant Group, Inc.	521	4,184
*	Five Below, Inc.	14,838	2,928,428
	Flexsteel Industries, Inc.	1,661	28,802
#*	Floor & Decor Holdings, Inc., Class A	25,162	2,499,593
#	Foot Locker, Inc.	44,928	1,886,527
	Ford Motor Co.	601,712	7,148,339
*	Fossil Group, Inc.	28,786	96,721
*	Fox Factory Holding Corp.	4,772	529,072
#	Franchise Group, Inc.	6,020	176,085
*	Frontdoor, Inc.	18,224	498,609
#*	Funko, Inc., Class A	10,642	104,930
	Gap, Inc.	125,447	1,204,291
	Garmin Ltd.	27,451	2,694,865
	General Motors Co.	151,676	5,011,375
*	Genesco, Inc.	5,487	190,179
	Gentex Corp.	51,510	1,421,161
#*	Gentherm, Inc.	9,394	560,352
	Genuine Parts Co.	44,561	7,500,062
*	G-III Apparel Group Ltd.	31,745	498,397
*	GoPro, Inc., Class A	45,451	194,530
	Graham Holdings Co., Class B	741	426,497
*	Green Brick Partners, Inc.	19,788	737,499
	Group 1 Automotive, Inc.	10,400	2,334,592
#	Guess?, Inc.	39,648	747,365
	H&R Block, Inc.	12,980	440,152
	Hamilton Beach Brands Holding Co., Class A	2,900	29,029
#	Hanesbrands, Inc.	97,553	511,178
	Harley-Davidson, Inc.	81,149	3,010,628
	Hasbro, Inc.	53,656	3,177,508
	Haverty Furniture Cos., Inc.	9,089	273,942
#*	Helen of Troy Ltd.	7,531	755,661
	Hibbett, Inc.	7,948	431,815
*	Hilton Grand Vacations, Inc.	11,006	471,057
	Home Depot, Inc.	163,348	49,092,608
	Hooker Furnishings Corp.	4,239	67,019
*	Hovnanian Enterprises, Inc., Class A	1,200	88,524
#*	Hyatt Hotels Corp., Class A	3,975	454,343
	Installed Building Products, Inc.	15,704	1,951,536
#	International Game Technology PLC	41,844	1,177,490
*	iRobot Corp.	9,694	381,265
	Jack in the Box, Inc.	5,360	496,818
	Johnson Outdoors, Inc., Class A	4,369	253,402
	KB Home	49,972	2,189,773
	Kohl’s Corp.	50,405	1,110,422
#	Kontoor Brands, Inc.	18,995	858,004
	Lakeland Industries, Inc.	1,175	14,159
*	Lands’ End, Inc.	28,308	202,968
*	Las Vegas Sands Corp.	8,669	553,516
	La-Z-Boy, Inc.	19,269	553,598
#*	Lazydays Holdings, Inc.	3,490	41,357

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	LCI Industries	11,156	$1,260,182
	Lear Corp.	20,731	2,646,519
	Leggett & Platt, Inc.	53,067	1,714,595
	Lennar Corp., Class A	75,294	8,493,916
#	Lennar Corp., Class B	6,491	634,950
#*	Leslie’s, Inc.	44,212	479,700
#	Levi Strauss & Co., Class A	19,663	284,327
*	LGI Homes, Inc.	13,820	1,641,816
#*	Life Time Group Holdings, Inc.	7,603	158,066
	Lifetime Brands, Inc.	8,691	42,586
*	Light & Wonder, Inc.	8,548	515,359
*	Lincoln Educational Services Corp.	4,082	23,798
#	Lithia Motors, Inc.	20,800	4,594,512
	LKQ Corp.	61,522	3,551,665
#*	LL Flooring Holdings, Inc.	6,809	22,402
#*	Lovesac Co.	3,397	89,307
	Lowe’s Cos., Inc.	72,747	15,119,009
*	Lululemon Athletica, Inc.	29,526	11,217,813
*	M/I Homes, Inc.	4,720	319,261
	Macy’s, Inc.	146,492	2,393,679
#*	Malibu Boats, Inc.., Class A	9,170	520,398
	Marine Products Corp.	15,321	210,970
*	MarineMax, Inc.	9,769	284,473
*	MasterCraft Boat Holdings, Inc.	14,511	424,737
*	Mattel, Inc.	116,913	2,104,434
	McDonald’s Corp.	66,182	19,573,326
	MDC Holdings, Inc.	34,275	1,404,247
	Meritage Homes Corp.	7,013	898,015
	MGM Resorts International	8,144	365,828
*	Modine Manufacturing Co.	13,597	284,313
#	Monro, Inc.	12,334	602,886
*	Motorcar Parts of America, Inc.	1,259	6,131
	Movado Group, Inc.	6,505	166,658
	Murphy USA, Inc.	12,509	3,442,852
	Nathan’s Famous, Inc.	200	14,930
*	National Vision Holdings, Inc.	26,510	557,770
#*	Nautilus, Inc.	6,481	8,620
#	Newell Brands, Inc.	138,193	1,679,045
	NIKE, Inc., Class B	247,014	31,301,614
*	Noodles & Co.	7,000	34,580
	Nordstrom, Inc.	55,403	856,530
*	NVR, Inc.	1,342	7,837,280
*	ODP Corp.	22,416	968,595
#*	Ollie’s Bargain Outlet Holdings, Inc.	18,614	1,214,564
*	OneSpaWorld Holdings Ltd.	10,155	121,860
#*	OneWater Marine, Inc., Class A	1,092	28,829
*	O’Reilly Automotive, Inc.	8,979	8,236,526
	Oxford Industries, Inc.	6,487	669,394
#	Papa John’s International, Inc.	6,127	458,238
	Patrick Industries, Inc.	1,747	119,897
#*	Penn Entertainment, Inc.	17,714	527,700
#	Penske Automotive Group, Inc.	36,841	5,105,426
#	PetMed Express, Inc.	3,207	49,292
#*	Planet Fitness, Inc., Class A	19,850	1,650,329
*	PlayAGS, Inc.	2,600	13,728
#	Polaris, Inc.	27,720	3,011,778
	Pool Corp.	7,208	2,532,315
	PulteGroup, Inc.	127,841	8,584,523
	PVH Corp.	23,408	2,008,640

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	QuantumScape Corp.	12,361	$86,527
#*	Qurate Retail, Inc., Class A	42,989	34,245
	Ralph Lauren Corp.	15,762	1,809,320
	RCI Hospitality Holdings, Inc.	2,033	152,272
#*	Revolve Group, Inc.	10,625	219,406
#*	RH	5,455	1,391,734
	Rocky Brands, Inc.	2,430	71,005
	Ross Stores, Inc.	76,712	8,187,472
	Ruth’s Hospitality Group, Inc.	6,863	110,906
*	Sally Beauty Holdings, Inc.	53,031	754,631
	Service Corp. International	40,344	2,831,745
*	Shake Shack, Inc., Class A	3,930	215,403
#	Shoe Carnival, Inc.	11,453	266,282
#	Signet Jewelers Ltd.	32,416	2,385,169
*	Six Flags Entertainment Corp.	12,610	306,045
*	Skechers USA, Inc., Class A	30,771	1,636,709
*	Skyline Champion Corp.	25,852	1,917,443
*	Sleep Number Corp.	6,945	156,610
	Sonic Automotive, Inc., Class A	11,575	515,319
#*	Sonos, Inc.	35,916	759,264
*	Sportsman’s Warehouse Holdings, Inc.	8,400	52,248
	Standard Motor Products, Inc.	7,844	282,462
	Starbucks Corp.	60,374	6,900,144
	Steven Madden Ltd.	21,062	738,012
#*	Stitch Fix, Inc., Class A	29,960	102,164
*	Stoneridge, Inc.	8,307	156,421
	Superior Group of Cos., Inc.	2,597	20,257
	Tapestry, Inc.	162,326	6,624,524
*	Taylor Morrison Home Corp.	85,510	3,684,626
	Tempur Sealy International, Inc.	55,341	2,073,627
*	Tesla, Inc.	312,608	51,364,620
	Texas Roadhouse, Inc.	8,309	919,142
#	Thor Industries, Inc.	25,440	2,010,269
#*	Tilly’s, Inc., Class A	9,904	74,379
	TJX Cos., Inc.	165,154	13,017,438
	Toll Brothers, Inc.	56,111	3,586,054
*	TopBuild Corp.	19,572	4,413,095
*	Topgolf Callaway Brands Corp.	43,318	960,360
	Tractor Supply Co.	28,413	6,773,659
	Travel & Leisure Co.	12,488	477,916
*	Tri Pointe Homes, Inc.	74,908	2,148,361
*	Ulta Beauty, Inc.	14,001	7,720,571
*	Under Armour, Inc., Class A	71,494	634,152
*	Under Armour, Inc., Class C	77,263	621,195
*	Unifi, Inc.	2,171	19,061
*	Universal Electronics, Inc.	3,365	33,818
*	Universal Technical Institute, Inc.	2,800	19,768
	Upbound Group, Inc.	25,389	676,871
*	Urban Outfitters, Inc.	55,299	1,496,391
	Vail Resorts, Inc.	2,353	565,944
	Valvoline, Inc.	72,625	2,509,194
*	Vera Bradley, Inc.	19,800	103,752
	VF Corp.	97,011	2,280,729
*	Victoria’s Secret & Co.	24,215	750,907
*	Visteon Corp.	9,352	1,312,927
#*	VOXX International Corp.	7,000	89,390
#	Wendy’s Co.	64,210	1,419,041
	Weyco Group, Inc.	1,334	36,205
	Whirlpool Corp.	26,185	3,655,164

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Williams-Sonoma, Inc.	31,963	$3,868,802
#	Wingstop, Inc.	6,721	1,344,939
	Winmark Corp.	1,315	439,105
#	Winnebago Industries, Inc.	15,388	894,658
	Wolverine World Wide, Inc.	24,959	417,814
*	Wynn Resorts Ltd.	5,465	624,540
#*	XPEL, Inc.	1,306	95,416
*	YETI Holdings, Inc.	48,148	1,899,439
	Yum! Brands, Inc.	33,004	4,639,702
*††	Zagg, Inc.	2,300	0

*	Zumiez, Inc.	11,415	199,591

TOTAL CONSUMER DISCRETIONARY			663,946,151
CONSUMER STAPLES — (6.4%)
	Albertsons Cos., Inc., Class A	41,338	863,964
#	Alico, Inc.	390	9,188
	Andersons, Inc.	9,289	415,218
	B&G Foods, Inc.	4,822	77,345
*	BellRing Brands, Inc.	22,686	816,469
*	BJ’s Wholesale Club Holdings, Inc.	45,133	3,446,807
*	Boston Beer Co., Inc., Class A	1,743	553,420
#	Brown-Forman Corp., Class A	11,275	742,797
	Brown-Forman Corp., Class B	51,661	3,362,614
	Calavo Growers, Inc.	4,029	128,767
#	Campbell Soup Co	59,921	3,253,710
	Casey’s General Stores, Inc.	15,950	3,649,679
#*	Celsius Holdings, Inc.	7,528	719,451
*	Central Garden & Pet Co	2,583	95,158
*	Central Garden & Pet Co., Class A	9,918	350,403
*	Chefs’ Warehouse, Inc.	15,442	513,601
	Church & Dwight Co., Inc.	44,430	4,315,042
	Clorox Co	17,421	2,885,266
	Coca-Cola Co	537,516	34,481,651
	Coca-Cola Consolidated, Inc.	3,753	2,212,243
	Colgate-Palmolive Co	97,883	7,811,063
	Constellation Brands, Inc., Class A	16,795	3,853,949
	Costco Wholesale Corp.	75,825	38,156,656
*	Coty, Inc., Class A	335,750	3,985,352
*	Darling Ingredients, Inc.	24,005	1,429,978
	Dollar General Corp.	21,230	4,701,596
*	Dollar Tree, Inc.	39,112	6,011,905
*	Duckhorn Portfolio, Inc.	17,360	262,136
	Edgewell Personal Care Co.	24,670	1,077,339
*	elf Beauty, Inc.	17,014	1,578,219
	Energizer Holdings, Inc.	29,055	971,309
	Estee Lauder Cos., Inc., Class A	45,576	11,244,511
*	Farmer Bros Co.	700	1,995
#	Flowers Foods, Inc.	42,641	1,173,054
#*	Fresh Market, Inc.	1,517	0
*	Freshpet, Inc.	3,803	262,293
	General Mills, Inc.	90,690	8,037,855
#*	Grocery Outlet Holding Corp.	29,683	883,960
#*	Hain Celestial Group, Inc.	34,947	626,600
#*	Herbalife Ltd.	30,154	448,088
*	Hostess Brands, Inc.	45,830	1,180,581
	Ingles Markets, Inc., Class A	6,895	634,616
	Inter Parfums, Inc.	10,682	1,621,421
#	J&JSnack Foods Corp.	2,953	452,400
	J M Smucker Co.	24,158	3,730,237

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	John B Sanfilippo & Son, Inc.	1,549	$161,019
	Kellogg Co.	50,987	3,557,363
	Keurig Dr Pepper, Inc.	70,028	2,289,916
	Kraft Heinz Co.	101,455	3,984,138
	Kroger Co.	234,479	11,402,714
	Lamb Weston Holdings, Inc.	15,234	1,703,314
	Lancaster Colony Corp.	4,727	988,510
	Lifevantage Corp.	2,374	7,834
	McCormick & Co., Inc.	46,008	4,041,803
	McCormick & Co., Inc.	400	34,680
	Medifast, Inc.	3,664	335,806
*	Monster Beverage Corp.	84,418	4,727,408
*	National Beverage Corp.	18,821	935,404
*	Natural Alternatives International, Inc.	1,014	9,035
	Natural Grocers by Vitamin Cottage, Inc.	2,440	26,328
	Natural Health Trends Corp.	187	1,150
*	Nature’s Sunshine Products, Inc.	900	9,864
	Nu Skin Enterprises, Inc., Class A	24,658	973,005
#	Oil-Dri Corp. of America	489	20,724
#*	Olaplex Holdings, Inc.	25,362	93,839
	PepsiCo, Inc.	121,503	23,193,708
*	Performance Food Group Co.	49,651	3,112,621
*	Post Holdings, Inc.	14,585	1,319,797
	PriceSmart, Inc.	11,338	835,384
	Procter & Gamble Co.	263,175	41,155,306
*	Seneca Foods Corp., Class A	504	23,990
*	Simply Good Foods Co.	18,795	683,574
#*	Sovos Brands, Inc.	1,774	30,424
	SpartanNash Co.	16,618	407,473
	Spectrum Brands Holdings, Inc.	29,095	1,934,817
#*	Sprouts Farmers Market, Inc.	58,387	2,023,693
	Sysco Corp.	102,321	7,852,113
	Target Corp.	74,127	11,693,534
#	Tootsie Roll Industries, Inc.	7,207	294,622
*	TreeHouse Foods, Inc.	11,515	613,174
*	U.S. Foods Holding Corp.	73,838	2,835,379
*	United Natural Foods, Inc.	32,392	883,330
	United-Guardian, Inc.	1,797	17,305
*	USANA Health Sciences, Inc.	9,227	612,396
	Utz Brands, Inc.	9,773	184,807
	Village Super Market, Inc., Class A	2,601	56,936
*	Vital Farms, Inc.	7,632	98,300
	Walgreens Boots Alliance, Inc.	215,339	7,590,700
	Walmart, Inc.	227,402	34,330,880
#	Weis Markets, Inc.	12,018	991,365
*	Willamette Valley Vineyards, Inc.	304	1,845

TOTAL CONSUMER STAPLES			341,111,233

ENERGY — (2.1%)
	Adams Resources & Energy, Inc.	101	3,848
	Archrock, Inc.	171,289	1,762,564
	Baker Hughes Co.	199,606	5,836,479
	Cactus, Inc., Class A.	16,888	683,626
*	Centrus Energy Corp., Class A	6,752	197,834
	ChampionX Corp.	125,756	3,405,472
	Cheniere Energy, Inc.	10,634	1,627,002
#*	Clean Energy Fuels Corp.	84,049	358,889
#	Core Laboratories NV	22,033	495,963
#	CVR Energy, Inc.	58,856	1,550,267

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Delek U.S. Holdings, Inc.	40,759	$886,508
	DHT Holdings, Inc.	37,400	354,926
*	DMC Global, Inc.	7,575	143,471
*	Dril-Quip, Inc.	30,715	837,905
*	DT Midstream, Inc.	43,847	2,160,342
	EnLink Midstream LLC	64,307	630,852
*	Expro Group Holdings NV	34,820	692,570
*	Forum Energy Technologies, Inc.	1,231	27,279
*	Geospace Technologies Corp.	3,600	25,992
#*	Green Plains, Inc.	10,200	348,534
	Halliburton Co.	147,374	4,826,498
*	Helix Energy Solutions Group, Inc.	125,835	912,304
	Helmerich & Payne, Inc.	35,043	1,162,026
	HF Sinclair Corp.	87,415	3,855,876
	Kinder Morgan, Inc.	123,360	2,115,624
	Liberty Energy, Inc.	112,894	1,446,172
	Marathon Petroleum Corp.	129,312	15,776,064
#*	Nabors Industries Ltd.	2,666	265,907
*	Natural Gas Services Group, Inc.	14,200	146,260
*	Newpark Resources, Inc.	88,168	352,672
#*	NexTier Oilfield Solutions, Inc.	139,651	1,128,380
#*	Nine Energy Service, Inc.	3,667	14,155
	NOV, Inc.	195,609	3,276,451
*	Oceaneering International, Inc.	78,931	1,399,447
*	Oil States International, Inc.	64,778	456,037
	ONEOK, Inc.	54,026	3,533,841
	Patterson-UTI Energy, Inc.	81,836	915,745
	PBF Energy, Inc., Class A	75,441	2,629,873
	Phillips 66	25,860	2,560,140
*	ProPetro Holding Corp.	76,296	529,494
*	REX American Resources Corp.	10,758	304,344
#	RPC, Inc.	98,238	725,979
	Schlumberger NV	328,618	16,217,298
	Scorpio Tankers, Inc.	29,100	1,520,475
	Select Energy Services, Inc., Class A	65,163	484,161
	SFL Corp. Ltd.	403	3,663
	Solaris Oilfield Infrastructure, Inc., Class A	4,830	37,094
*	TechnipFMC PLC	273,545	3,744,831
*	Teekay Tankers Ltd., Class A	7,837	317,320
*	TETRA Technologies, Inc.	35,998	102,594
#	Texas Pacific Land Corp.	2,022	2,987,808
*	Tidewater, Inc.	17,914	806,667
#*	Transocean Ltd.	237,635	1,402,047
*	U.S. Silica Holdings, Inc.	10,175	132,784
#*	Valaris Ltd.	9,586	575,160
	Valero Energy Corp.	104,634	11,998,381
	Vitesse Energy, Inc.	3,040	55,936
*	Weatherford International PLC	30,708	1,984,658
	World Fuel Services Corp.	40,520	957,893

TOTAL ENERGY			113,692,382

FINANCIALS — (16.4%)
	1st Source Corp.	11,484	478,653
*	Acacia Research Corp.	4,456	17,156
	ACNB Corp.	674	20,442
	Affiliated Managers Group, Inc.	19,859	2,867,242
*	Affirm Holdings, Inc.	4,614	45,494
	Aflac, Inc.	130,944	9,146,438
	Allstate Corp.	73,107	8,462,866

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Ally Financial, Inc.	159,130	$4,197,849
	A-Mark Precious Metals, Inc.	12,498	447,428
*	Ambac Financial Group, Inc.	20,291	323,641
	Amerant Bancorp, Inc.	4,467	83,086
	American Equity Investment Life Holding Co.	58,923	2,270,892
	American Express Co.	98,561	15,901,832
	American Financial Group, Inc.	37,198	4,565,311
	American International Group, Inc.	260,322	13,807,479
	American National Bankshares, Inc.	1,300	37,557
	Ameriprise Financial, Inc.	31,775	9,695,188
	Ameris Bancorp	19,752	661,692
	AMERISAFE, Inc.	13,084	728,125
	AmeriServ Financial, Inc.	3,000	8,730
	Ames National Corp.	512	9,861
	Aon PLC, Class A	24,485	7,962,032
	Apollo Global Management, Inc.	93,248	5,910,991
*	Arch Capital Group Ltd.	109,663	8,232,401
	Ares Management Corp., Class A	19,661	1,722,107
	Argo Group International Holdings Ltd.	22,504	661,843
	Arrow Financial Corp.	3,112	67,188
	Arthur J Gallagher & Co.	14,220	2,958,613
#	Artisan Partners Asset Management, Inc., Class A	26,761	927,804
*	AssetMark Financial Holdings, Inc.	15,779	484,100
	Associated Banc-Corp.	59,848	1,067,090
	Associated Capital Group, Inc., Class A	670	25,011
	Assurant, Inc.	18,171	2,237,395
	Assured Guaranty Ltd.	36,145	1,947,131
	Atlantic Union Bankshares Corp.	29,811	853,191
#*	Atlanticus Holdings Corp.	6,885	200,767
	Auburn National Bancorp, Inc.	400	8,820
*	Avantax, Inc.	3,816	96,812
*	AvidXchange Holdings, Inc.	25,467	189,220
	Axis Capital Holdings Ltd.	54,623	3,088,384
*	Axos Financial, Inc.	26,620	1,082,635
#	B Riley Financial, Inc.	9,799	308,668
	Banc of California, Inc.	21,283	241,562
	BancFirst Corp.	11,358	907,391
*	Bancorp, Inc.	33,743	1,076,739
	Bank of America Corp.	441,396	12,924,075
#	Bank of Hawaii Corp.	14,004	678,214
	Bank of Marin Bancorp	4,276	75,386
	Bank of New York Mellon Corp.	74,589	3,176,746
	Bank of NT Butterfield & Son Ltd.	8,736	224,777
#	Bank of South Carolina Corp.	350	4,970
	Bank OZK.	36,765	1,313,246
	BankFinancial Corp.	1,550	12,826
	BankUnited, Inc.	36,351	819,715
	Bankwell Financial Group, Inc.	459	10,676
	Banner Corp.	14,810	739,315
	Bar Harbor Bankshares.	1,356	33,629
	Berkshire Hills Bancorp, Inc.	19,061	405,427
	BGC Partners, Inc., Class A	122,947	556,950
	BlackRock, Inc.	19,270	12,934,024
#	Blackstone, Inc.	79,987	7,145,239
*	Block, Inc.	98,633	5,995,900
#*	BM Technologies, Inc.	501	1,503
	BOK Financial Corp.	21,201	1,778,128
#	Bread Financial Holdings, Inc.	21,777	601,045
*	Bridgewater Bancshares, Inc.	1,630	16,219

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Brighthouse Financial, Inc.	35,415	$1,565,343
	Brightsphere Investment Group, Inc.	13,581	306,659
	Brookline Bancorp, Inc.	33,846	322,886
	Brown & Brown, Inc.	37,996	2,446,562
	Business First Bancshares, Inc.	925	14,264
	Byline Bancorp, Inc.	12,751	246,732
	C&F Financial Corp.	202	10,757
	Cadence Bank	66,730	1,349,281
#	Cambridge Bancorp	1,841	95,088
	Camden National Corp.	5,650	180,518
*	Cannae Holdings, Inc.	15,701	286,386
*	Cantaloupe, Inc.	4,100	22,591
	Capital City Bank Group, Inc.	4,473	136,248
	Capital One Financial Corp.	62,410	6,072,493
	Capitol Federal Financial, Inc.	69,311	429,728
	Capstar Financial Holdings, Inc.	4,817	64,451
	Carlyle Group, Inc.	67,615	2,050,763
	Cass Information Systems, Inc.	3,680	134,614
	Cathay General BanCorp.	31,475	1,003,108
	Cboe Global Markets, Inc.	16,943	2,366,937
	Central Pacific Financial Corp.	8,622	136,917
	Central Valley Community BanCorp	1,512	22,075
	CF Bankshares, Inc.	1,038	17,584
	Charles Schwab Corp.	176,457	9,218,114
	Chemung Financial Corp.	900	36,135
	Chubb Ltd.	66,669	13,437,804
	Cincinnati Financial Corp.	33,505	3,566,272
	Citigroup, Inc.	149,136	7,019,832
#	Citizens & Northern Corp.	1,544	29,490
	Citizens Financial Group, Inc.	84,994	2,629,714
#*	Citizens, Inc.	4,745	8,873
#	City Holding Co.	5,664	516,500
	Civista Bancshares, Inc.	2,072	32,883
	CME Group, Inc.	14,925	2,772,617
	CNA Financial Corp.	13,519	526,024
	CNB Financial Corp.	2,020	37,895
	CNO Financial Group, Inc.	7,390	165,832
*	Coastal Financial Corp.	1,753	63,546
	Codorus Valley BanCorp., Inc.	849	16,691
#	Cohen & Steers, Inc.	15,222	914,233
*	Coinbase Global, Inc., Class A	17,523	942,562
	Colony Bankcorp, Inc.	989	9,771
	Columbia Banking System, Inc.	88,586	1,892,197
#*	Columbia Financial, Inc.	45,214	758,691
	Comerica, Inc.	16,462	713,957
#	Commerce Bancshares, Inc.	30,698	1,714,483
	Community Bank System, Inc.	15,227	760,741
	Community Financial Corp.	92	2,806
	Community Trust Bancorp, Inc.	9,403	338,602
	Community West Bancshares	1,400	17,584
	ConnectOne Bancorp, Inc.	20,355	321,202
*	Consumer Portfolio Services, Inc.	2,632	27,399
	Crawford & Co., Class A	2,485	22,440
	Crawford & Co., Class B	3,005	24,491
*	Credit Acceptance Corp.	6,608	3,234,616
	Cullen/Frost Bankers, Inc.	17,570	1,937,092
*	Customers Bancorp, Inc.	15,155	330,985
#	CVB Financial Corp.	38,027	569,264
	Diamond Hill Investment Group, Inc.	1,753	284,196

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Dime Community Bancshares, Inc.	17,175	$353,805
	Discover Financial Services	97,939	10,133,748
	Donegal Group, Inc., Class A	14,292	201,231
*	Donnelley Financial Solutions, Inc.	13,002	562,336
	Eagle Bancorp, Inc.	13,350	335,085
	East West Bancorp, Inc.	37,101	1,917,751
	Eastern Bankshares, Inc.	32,108	374,058
#*	eHealth, Inc.	11,013	66,078
	Employers Holdings, Inc.	16,115	637,993
#*	Encore Capital Group, Inc.	16,937	870,223
*	Enova International, Inc.	17,477	767,590
*	Enstar Group Ltd.	9,703	2,334,542
	Enterprise Bancorp, Inc.	181	5,220
	Enterprise Financial Services Corp.	10,400	444,704
	Equitable Holdings, Inc.	144,228	3,748,486
	Equity Bancshares, Inc., Class A	2,300	54,165
#	Erie Indemnity Co, Class A	13,648	2,966,120
	Esquire Financial Holdings, Inc.	910	35,181
	ESSA Bancorp, Inc.	1,868	30,056
	Essent Group Ltd.	48,964	2,079,501
*	Euronet Worldwide, Inc.	15,261	1,690,003
	Evercore, Inc., Class A	22,001	2,509,654
	Everest Re Group Ltd.	11,093	4,193,154
	EVERTEC, Inc.	23,630	819,725
#*	EZCORP, Inc., Class A	7,270	62,595
#	F&G Annuities & Life, Inc.	14,226	260,763
	FactSet Research Systems, Inc.	4,781	1,968,290
#	Farmers & Merchants Bancorp, Inc.	657	14,980
	Farmers National Banc Corp.	1,526	17,839
	FB Financial Corp.	18,363	540,423
	Federal Agricultural Mortgage Corp., Class C	4,638	618,199
	Federated Hermes, Inc.	40,734	1,685,980
	Fidelity National Financial, Inc.	209,213	7,424,969
	Fidelity National Information Services, Inc.	62,751	3,684,739
	Fifth Third BancCorp	66,107	1,732,003
	Financial Institutions, Inc.	3,311	57,876
	First American Financial Corp.	72,358	4,168,544
#	First BanCorp	15,842	487,617
	First BanCorp	90,917	1,068,275
	First Bancorp, Inc.	1,624	40,113
	First Bancshares, Inc.	3,312	83,131
	First Bank	1,208	11,730
	First Busey Corp.	25,205	458,227
	First Business Financial Services, Inc.	1,369	39,277
	First Capital, Inc.	400	9,684
#	First Citizens BancShares, Inc., Class A	2,816	2,836,219
	First Commonwealth Financial Corp.	45,475	567,528
	First Community Bankshares, Inc.	6,768	158,439
	First Community Corp.	1,506	31,972
	First Financial Bancorp	41,503	859,112
	First Financial Bankshares, Inc.	35,617	1,042,153
	First Financial Corp.	3,083	106,518
	First Financial Northwest, Inc.	1,300	15,795
	First Foundation, Inc.	16,008	100,690
#	First Guaranty Bancshares, Inc.	665	9,037
	First Hawaiian, Inc.	47,843	914,280
	First Horizon Corp.	145,965	2,561,686
	First Internet Bancorp	909	13,371
	First Interstate BancSystem, Inc., Class A	30,595	782,926

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Merchants Corp.	16,791	$489,961
	First Mid Bancshares, Inc.	350	9,226
	First Northwest Bancorp	817	10,082
	First of Long Island Corp.	12,744	149,105
	First Savings Financial Group, Inc.	714	10,660
	First US Bancshares, Inc.	700	4,970
	First United Corp.	402	6,018
*	First Western Financial, Inc.	900	15,984
	FirstCash Holdings, Inc.	15,361	1,582,644
*	Fiserv, Inc.	56,997	6,960,474
*	FleetCor Technologies, Inc.	18,187	3,890,563
	Flushing Financial Corp.	19,193	230,892
	FNB Corp.	120,154	1,379,368
	Franklin Financial Services Corp.	387	11,231
#	Franklin Resources, Inc.	72,665	1,953,235
	FS Bancorp, Inc.	1,212	36,251
	Fulton Financial Corp.	69,584	830,137
*	Genworth Financial, Inc, Class A	310,878	1,806,201
	German American Bancorp, Inc.	8,833	256,775
#	Glacier Bancorp, Inc.	37,241	1,237,518
	Global Payments, Inc.	44,855	5,055,607
	Globe Life, Inc.	30,289	3,286,962
	Goldman Sachs Group, Inc.	44,901	15,420,799
#*	Goosehead Insurance, Inc, Class A	896	51,520
	Great Southern Bancorp, Inc.	5,348	272,106
*	Green Dot Corp., Class A	22,267	382,770
	Greene County Bancorp, Inc.	6,632	136,288
	Greenhill & Co., Inc.	3,044	21,612
#*	Greenlight Capital Re Ltd, Class A	12,078	118,123
	Guaranty Bancshares, Inc.	581	14,008
	Hamilton Lane, Inc., Class A	10,728	790,439
	Hancock Whitney Corp.	18,226	665,614
	Hanmi Financial Corp.	11,684	188,813
	Hanover Insurance Group, Inc.	20,422	2,441,654
	HarborOne Bancorp, Inc.	17,022	182,986
	Hartford Financial Services Group, Inc	150,635	10,693,579
	Hawthorn Bancshares, Inc.	686	15,174
#	HCI Group, Inc.	3,180	161,099
	Heartland Financial USA, Inc.	16,470	536,263
#	Hennessy Advisors, Inc.	1,267	9,528
	Heritage Commerce Corp.	21,289	180,956
	Heritage Financial Corp.	12,893	227,046
	Hilltop Holdings, Inc.	10,662	330,735
#	Hingham Institution For Savings	221	42,998
	HMN Financial, Inc.	600	10,872
	Home Bancorp, Inc.	196	6,141
	Home BancShares, Inc.	64,598	1,406,298
	HomeStreet, Inc.	7,899	77,094
	HomeTrust Bancshares, Inc.	2,385	49,775
	Hope Bancorp, Inc.	80,520	732,732
	Horace Mann Educators Corp.	22,657	708,711
	Horizon Bancorp, Inc.	18,244	192,109
	Houlihan Lokey, Inc.	17,924	1,637,895
	Huntington Bancshares, Inc	35,041	392,459
*	I3 Verticals, Inc., Class A	3,815	88,699
	IF Bancorp, Inc.	1,300	19,240
	Independent Bank Corp.	16,314	913,584
	Independent Bank Corp.	6,401	114,066
	Independent Bank Group, Inc.	11,773	428,302

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Interactive Brokers Group, Inc., Class A	8,838	$688,038
	Intercontinental Exchange, Inc.	24,428	2,660,942
	International Bancshares Corp.	24,898	1,062,398
*	International Money Express, Inc.	13,736	354,114
	Invesco Ltd.	120,175	2,058,598
	Investar Holding Corp.	440	5,905
	Investors Title Co.	67	9,968
#	Jack Henry & Associates, Inc.	18,416	3,008,069
	James River Group Holdings Ltd.	21,155	411,888
	Janus Henderson Group PLC	84,862	2,202,169
	Jefferies Financial Group, Inc.	25,833	827,431
	JPMorgan Chase & Co.	342,926	47,406,090
	Kearny Financial Corp.	33,320	259,563
	Kemper Corp.	30,748	1,495,890
	KeyCorp.	101,323	1,140,897
	Kinsale Capital Group, Inc.	5,810	1,898,185
	KKR & Co., Inc.	53,126	2,819,397
	Lake Shore Bancorp, Inc.	663	7,167
	Lakeland Bancorp, Inc.	20,224	290,012
	Lakeland Financial Corp.	7,937	402,168
	Landmark Bancorp, Inc.	526	10,652
	Lazard Ltd., Class A	40,350	1,262,955
	LCNB Corp.	117	1,790
*	LendingClub Corp.	36,786	264,123
*	LendingTree, Inc.	2,645	63,030
	Limestone Bancorp, Inc.	1,000	23,420
	Lincoln National Corp.	70,131	1,523,947
#	Live Oak Bancshares, Inc.	12,621	297,351
	Loews Corp.	5,495	316,347
	LPL Financial Holdings, Inc.	35,103	7,330,911
	Luther Burbank Corp.	1,713	15,486
	M&T Bank Corp.	26,721	3,361,502
	Macatawa Bank Corp.	3,313	30,977
	Magyar Bancorp, Inc.	1,343	13,819
*	Maiden Holdings Ltd.	26,869	59,112
	MainStreet Bancshares, Inc.	515	11,067
*	Malvern Bancorp, Inc.	515	7,498
*	Markel Corp.	2,439	3,337,845
	MarketAxess Holdings, Inc.	6,426	2,045,846
*	Marqeta, Inc., Class A	66,492	269,293
	Marsh & McLennan Cos., Inc.	44,447	8,008,905
	Mastercard, Inc., Class A	125,721	47,777,752
*	MBIA, Inc.	3,063	30,814
	Mercantile Bank corp	5,391	151,271
	Merchants Bancorp	19,746	458,107
	Mercury General Corp.	29,879	908,620
	Meridian Corp.	2,100	19,635
	MetLife, Inc.	124,221	7,618,474
#*	Metropolitan Bank Holding Corp.	2,400	77,016
	MGIC Investment Corp.	163,819	2,435,989
	Mid Penn Bancorp, Inc.	810	18,322
	Middlefield Banc Corp.	954	25,939
	Midland States Bancorp, Inc.	11,651	233,020
	MidWestOne Financial Group, Inc.	5,831	120,702
#	Moelis & Co., Class A	26,479	1,003,025
#*	MoneyGram International, Inc.	23,223	235,946
	Moody’s Corp.	27,167	8,506,531
	Morgan Stanley	203,317	18,292,430
	Morningstar, Inc.	12,452	2,220,316

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Mr Cooper Group, Inc.	33,693	$1,559,986
	MSCI, Inc.	11,059	5,335,415
	MVB Financial Corp.	945	17,246
	Nasdaq, Inc.	48,186	2,668,059
	National Bank Holdings Corp, Class A	17,916	569,729
	National Bankshares, Inc.	507	15,316
	National Western Life Group, Inc., Class A	1,264	322,295
	Navient Corp.	103,670	1,714,702
	NBT Bancorp, Inc.	11,802	380,496
	Nelnet, Inc, Class A	13,645	1,314,013
	New York Community Bancorp, Inc.	499,867	5,343,578
*	NI Holdings, Inc.	962	12,977
*	Nicholas Financial, Inc.	2,510	12,349
#*	Nicolet Bankshares, Inc.	3,267	187,232
*	NMI Holdings, Inc., Class A	44,940	1,051,596
	Northeast Bank	1,100	40,535
	Northern Trust Corp.	36,686	2,867,378
	Northfield Bancorp, Inc.	39,316	409,673
	Northrim Bancorp, Inc.	383	13,233
#	Northwest Bancshares, Inc.	62,183	726,919
	Norwood Financial Corp.	600	16,128
	Oak Valley Bancorp	817	21,070
	OceanFirst Financial Corp.	43,816	701,056
*	Ocwen Financial Corp.	3,051	87,869
	OFG Bancorp	19,192	490,739
	Ohio Valley Banc Corp.	243	5,589
	Old National Bancorp	117,993	1,582,286
	Old Point Financial Corp.	189	4,082
	Old Republic International Corp.	160,655	4,059,752
	Old Second Bancorp, Inc.	1,641	20,168
	OneMain Holdings, Inc.	60,968	2,339,342
*	Open Lending Corp, Class A	8,122	57,098
	Oppenheimer Holdings, Inc, Class A	4,778	178,649
	Origin Bancorp, Inc.	5,668	166,809
	Orrstown Financial Services, Inc.	1,386	26,570
	Pacific Premier Bancorp, Inc.	22,240	494,618
#	PacWest Bancorp	44,953	456,273
*	Palomar Holdings, Inc.	7,865	395,295
#	Park National Corp.	5,366	581,245
#	Parke Bancorp, Inc.	661	11,363
	Pathfinder Bancorp, Inc.	900	13,779
	Pathward Financial, Inc.	11,998	534,271
*	PayPal Holdings, Inc.	196,248	14,914,848
*	Paysafe Ltd.	3,477	49,930
#	PCB Bancorp	653	9,024
	Peapack-Gladstone Financial Corp.	9,037	240,023
	Penns Woods Bancorp, Inc.	853	19,866
	PennyMac Financial Services, Inc.	21,180	1,323,538
	Peoples Bancorp of North Carolina, Inc.	1,287	36,139
#	Peoples Bancorp, Inc.	11,711	305,189
	Peoples Financial Services Corp.	500	20,175
#	Pinnacle Financial Partners, Inc.	21,604	1,171,585
	Piper Sandler Cos	7,407	1,003,204
	PJT Partners, Inc, Class A	4,492	308,915
#	Plumas Bancorp	646	24,748
	PNC Financial Services Group, Inc.	25,843	3,366,051
#*	Ponce Financial Group, Inc.	1,223	9,136
	Popular, Inc.	31,365	1,882,214
*	PRA Group, Inc.	19,003	689,239

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Preferred Bank	6,166	$296,461
	Premier Financial Corp.	18,225	302,717
	Primerica, Inc.	19,688	3,593,257
	Primis Financial Corp.	239	2,115
	PrInceton Bancorp, Inc.	708	20,298
	PrIncipal Financial Group, Inc.	101,937	7,613,675
	ProAssurance Corp.	30,967	556,167
*	PROG Holdings, Inc.	18,130	548,070
	Progressive Corp.	56,179	7,662,816
	Prosperity Bancshares, Inc.	26,448	1,656,174
#	Provident Bancorp, Inc.	1,077	7,356
	Provident Financial Holdings, Inc.	990	13,504
	Provident Financial Services, Inc.	37,760	660,045
	Prudential Financial, Inc.	162,166	14,108,442
	QCR Holdings, Inc.	7,184	297,418
	Radian Group, Inc.	77,752	1,887,041
	Raymond James Financial, Inc.	48,246	4,367,710
	RBB Bancorp	2,496	31,050
	Regional Management Corp.	1,439	38,508
	Regions Financial Corp.	96,306	1,758,548
	Reinsurance Group of America, Inc.	21,490	3,058,457
	RenaissanceRe Holdings Ltd.	18,543	3,994,348
	Renasant Corp.	26,864	755,416
*	Repay Holdings Corp.	8,421	52,800
	Republic Bancorp, Inc., Class A	2,095	82,334
	Richmond Mutual Bancorp, Inc.	1,351	13,496
	RLI Corp.	23,144	3,218,173
*	Robinhood Markets, Inc., Class A	217,453	1,924,459
	S&P Global, Inc.	29,908	10,844,043
	S&T Bancorp, Inc.	16,318	449,235
	Safety Insurance Group, Inc.	8,226	601,238
#	Salisbury Bancorp, Inc.	1,600	36,704
	Sandy Spring Bancorp, Inc.	20,416	458,952
	SB Financial Group, Inc.	1,702	24,168
	Seacoast Banking Corp. of Florida	18,946	420,412
*	Security National Financial Corp., Class A	1,045	7,827
	SEI Investments Co.	53,115	3,129,005
	Selective Insurance Group, Inc.	26,664	2,568,543
#	ServisFirst Bancshares, Inc.	16,346	825,473
	Shore Bancshares, Inc.	2,956	39,256
	Sierra Bancorp	1,779	29,158
	Silvercrest Asset Management Group, Inc., Class A	953	17,850
	Simmons First National Corp, Class A	49,391	825,324
*	SiriusPoint Ltd.	117,206	1,018,520
	SLM Corp.	138,971	2,087,344
	SmartFinancial, Inc.	900	19,386
	Sound Financial Bancorp, Inc.	200	7,494
*	Southern First Bancshares, Inc.	700	19,306
	Southern Missouri Bancorp, Inc.	700	25,396
	Southside Bancshares, Inc.	12,709	403,257
#	SouthState Corp.	31,029	2,140,380
	State Street Corp.	31,595	2,283,055
	Stellar Bancorp, Inc.	14,412	330,611
	StepStone Group, Inc., Class A	2,191	48,268
*	Sterling Bancorp, Inc.	2,334	12,650
	Stewart Information Services Corp.	15,213	633,621
	Stifel Financial Corp.	32,104	1,925,277
	Stock Yards Bancorp, Inc.	8,129	395,069
*	StoneX Group, Inc.	7,674	752,589

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Summit Financial Group, Inc.	488	$9,482
	Summit State Bank	922	13,950
	Synchrony Financial	251,183	7,412,410
	Synovus Financial Corp.	40,986	1,262,369
	T Rowe Price Group, Inc.	50,624	5,686,594
	Territorial Bancorp, Inc.	1,317	22,060
*	Texas Capital Bancshares, Inc.	19,486	979,171
#	TFS Financial Corp.	49,800	599,592
*	Third Coast Bancshares, Inc.	659	9,186
	Timberland Bancorp, Inc.	618	15,914
	Tiptree, Inc.	5,883	81,009
#*	Toast, Inc., Class A	71,356	1,298,679
	Tompkins Financial Corp.	5,586	327,451
	Towne Bank	19,319	457,667
	Tradeweb Markets, Inc, Class A	5,958	419,503
	Travelers Cos, Inc.	100,687	18,238,443
	TriCo Bancshares	11,794	422,343
*	Triumph Financial, Inc.	9,377	487,229
	Truist Financial Corp.	83,260	2,712,611
	TrustCo Bank Corp. NY	14,125	421,490
	Trustmark Corp.	23,825	569,179
	U.S. BanCorp	79,394	2,721,626
	UMB Financial Corp.	19,051	1,211,834
#	United Bancorp, Inc.	1,200	15,060
	United Bancshares, Inc.	300	6,000
	United Bankshares, Inc.	50,371	1,668,791
	United Community Banks, Inc.	41,110	1,023,639
	United Fire Group, Inc.	21,363	574,665
	United Security Bancshares	442	2,661
	Unity Bancorp, Inc.	600	13,890
	Universal Insurance Holdings, Inc.	17,456	269,172
	Univest Financial Corp.	13,273	267,053
	Unum Group	90,874	3,834,883
#	Valley National BanCorp	160,043	1,501,203
	Value Line, Inc.	245	11,221
	Veritex Holdings, Inc.	18,594	320,003
	Victory Capital Holdings, Inc., Class A	11,232	343,025
	Virtu Financial, Inc., Class A	53,574	1,074,159
	Virtus Investment Partners, Inc.	3,246	591,454
#	Visa, Inc., Class A	235,534	54,815,828
#	Voya Financial, Inc.	54,136	4,140,321
	W R Berkley Corp.	99,418	5,857,709
	Walker & Dunlop, Inc.	19,179	1,290,938
	Washington Federal, Inc.	31,040	870,362
	Washington Trust Bancorp, Inc.	7,092	199,356
	Waterstone Financial, Inc.	8,901	123,279
	Webster Financial Corp.	66,322	2,473,811
	Wells Fargo & Co.	251,527	9,998,198
	WesBanco, Inc.	15,851	421,954
	West BanCorp, Inc.	2,622	45,177
	Westamerica BanCorp	13,810	559,443
	Western Alliance BanCorp	29,295	1,087,430
	Western New England Bancorp, Inc.	2,300	15,571
	Western Union Co.	89,723	980,672
*	WEX, Inc.	12,936	2,294,200
	White Mountains Insurance Group Ltd.	1,380	1,976,353
	Willis Towers Watson PLC	23,433	5,427,083
	Wintrust Financial Corp.	20,536	1,404,046
#	WisdomTree, Inc.	69,753	435,259

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#*	World Acceptance Corp.	3,007	$303,406
	WSFS Financial Corp.	24,165	849,883
	WVS Financial Corp.	100	1,250
	Zions BanCorp NA	42,923	1,195,835

TOTAL FINANCIALS			874,245,303

HEALTH CARE — (14.3%)
*	4D Molecular Therapeutics, Inc.	3,876	69,807
	Abbott Laboratories	97,794	10,803,303
	AbbVie, Inc.	269,102	40,666,694
*	Acadia Healthcare Co., Inc.	19,826	1,433,222
*	Accuray, Inc.	46,485	155,260
††	Achillion Pharmaceuticals, Inc.	15,963	4,310
*	Adaptive Biotechnologies Corp.	7,082	50,565
*	Addus HomeCare Corp.	2,823	230,752
	Agilent Technologies, Inc.	42,082	5,699,165
#*	Agiliti, Inc.	3,813	63,753
#*	agilon health, Inc.	14,684	356,381
*	Agios Pharmaceuticals, Inc.	17,733	405,554
#*	Akero Therapeutics, Inc.	7,764	347,361
	Albireo Pharma, Inc.	3,349	7,200
*	Align Technology, Inc.	9,557	3,108,892
#*	Allakos, Inc.	5,521	23,464
#*	Allogene Therapeutics, Inc.	19,929	108,214
*	Alnylam Pharmaceuticals, Inc.	8,297	1,652,762
*	Amedisys, Inc.	6,299	505,810
#*	American Well Corp, Class A	26,956	59,034
	AmerisourceBergen Corp.	49,082	8,189,332
	Amgen, Inc.	87,600	21,001,224
*	AMN Healthcare Services, Inc.	21,352	1,843,745
*	Amphastar Pharmaceuticals, Inc.	11,078	396,260
#*	AnaptysBio, Inc.	12,900	268,578
*	AngioDynamics, Inc.	23,477	195,329
*	ANI Pharmaceuticals, Inc.	589	22,217
*	Anika Therapeutics, Inc.	9,935	254,932
*	Annexon, Inc.	3,800	20,159
#*	Apollo Medical Holdings, Inc.	9,238	327,857
*	Arcus Biosciences, Inc.	15,806	282,137
#*	Arcutis Biotherapeutics, Inc.	2,908	40,247
*	Artivion, Inc.	22,598	313,434
*	Atara Biotherapeutics, Inc.	21,615	58,577
*	AtriCure, Inc.	13,771	605,786
	Atrion Corp.	613	377,179
*	Avanos Medical, Inc.	23,866	705,002
*	Avantor, Inc.	135,522	2,639,969
*	Avidity Biosciences, Inc.	14,097	174,803
*	Axogen, Inc.	9,935	89,614
*	Axonics, Inc.	11,260	647,000
#*	Azenta, Inc.	8,961	389,714
#*	Beam Therapeutics, Inc.	12,078	370,915
	Becton Dickinson & Co.	15,984	4,224,731
*	Biogen, Inc.	34,992	10,645,616
*	BioMarin Pharmaceutical, Inc.	24,190	2,323,208
*	Bio-Rad Laboratories, Inc., Class A	2,948	1,328,929
	Bio-Techne Corp.	21,336	1,704,320
*	Bluebird Bio, Inc.	26,792	116,545
*	Boston Scientific Corp.	122,785	6,399,554
	Bristol-Myers Squibb Co.	370,018	24,706,102
	Bruker Corp.	45,795	3,623,758

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Cardinal Health, Inc.	68,878	$5,654,884
*	Catalent, Inc.	16,040	803,925
*	Catalyst Pharmaceuticals, Inc.	22,500	358,200
*	Celldex Therapeutics, Inc.	3,355	105,481
*	Centene Corp.	93,525	6,446,678
#*	Certara, Inc.	28,437	687,322
*	Charles River Laboratories International, Inc.	7,893	1,500,617
	Chemed Corp.	2,171	1,196,764
*	Chinook Therapeutics, Inc.	11,306	226,233
	Cigna Group	68,560	17,365,562
*	Codexis, Inc.	11,800	46,256
*	Cogent Biosciences, Inc.	7,449	80,151
#*	Collegium Pharmaceutical, Inc.	5,728	133,291
*	Community Health Systems, Inc.	15,500	98,270
*	Computer Programs & Systems, Inc.	7,089	183,463
#	CONMED Corp.	8,123	1,020,005
††	Contra Abiomed, Inc.	5,835	91,084
	Cooper Cos., Inc.	3,980	1,518,171
#*	Corcept Therapeutics, Inc.	6,953	156,651
*	CorVel Corp.	8,012	1,618,664
#*	Crinetics Pharmaceuticals, Inc.	2,525	49,339
#*	CRISPR Therapeutics AG	21,318	1,043,303
*	Cross Country Healthcare, Inc	12,756	280,377
#*	CryoPort, Inc.	1,026	21,587
*	Cue Biopharma, Inc.	13,497	58,442
*	Cumberland Pharmaceuticals, Inc.	1,705	2,916
	CVS Health Corp.	249,508	18,291,431
*	Cymabay Therapeutics, Inc.	8,753	94,182
	Danaher Corp.	70,075	16,601,468
*	DaVita, Inc.	23,310	2,106,292
*	Day One Biopharmaceuticals, Inc.	2,276	28,222
*	Deciphera Pharmaceuticals, Inc.	14,125	200,716
*	Denali Therapeutics, Inc.	23,439	582,225
	DENTSPLY SIRONA, Inc.	45,967	1,927,396
*	DexCom, Inc.	21,560	2,616,090
#*	Doximity, Inc., Class A	34,631	1,272,689
#*	Dynavax Technologies Corp.	31,261	325,427
*	Eagle Pharmaceuticals, Inc.	6,161	173,001
#*	Editas Medicine, Inc.	20,664	168,618
*	Edwards Lifesciences Corp.	55,725	4,902,685
*	Elanco Animal Health, Inc.	47,316	448,083
*	Electromed, Inc.	2,300	25,185
	Elevance Health, Inc.	44,081	20,658,561
	Eli Lilly & Co.	59,388	23,509,334
	Embecta Corp.	4,135	114,746
*	Emergent BioSolutions, Inc.	13,585	119,956
*	Enanta Pharmaceuticals, Inc.	4,594	163,317
	Encompass Health Corp.	17,304	1,110,052
*	Enhabit, Inc.	8,652	105,987
*	Enovis Corp.	13,512	787,074
*	Envista Holdings Corp.	46,144	1,776,083
*	Enzo Biochem, Inc.	1,646	4,164
*	Evolent Health, Inc, Class A	32,987	1,201,057
*	Exact Sciences Corp.	8,877	568,749
*	Exelixis, Inc.	15,512	283,870
#*	EyePoint Pharmaceuticals, Inc.	6,721	42,208
#*	Fate Therapeutics, Inc.	9,893	60,051
*	FONAR Corp.	776	12,241
#*	Fulgent Genetics, Inc.	2,506	74,102

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	GE HealthCare Technologies, Inc.	22,336	$1,816,810
#*	Generation Bio Co.	2,670	13,136
	Gilead Sciences, Inc.	260,829	21,442,752
*	Glaukos Corp.	9,932	471,869
*	Globus Medical, Inc, Class A	18,969	1,102,858
*	Haemonetics Corp.	14,275	1,194,960
*	Halozyme Therapeutics, Inc.	25,279	812,214
*	Harvard Bioscience, Inc.	3,317	18,973
	HCA Healthcare, Inc.	12,611	3,623,519
*	Health Catalyst, Inc.	9,032	113,803
*	HealthEquity, Inc.	26,202	1,400,497
	HealthStream, Inc.	14,850	365,904
*	Henry Schein, Inc.	46,308	3,742,149
*	Heska Corp.	2,685	314,575
*	Hologic, Inc.	83,264	7,161,537
*	Horizon Therapeutics PLC	6,435	715,315
	Humana, Inc.	20,840	11,055,412
*	Ideaya Biosciences, Inc.	10,150	185,339
*	IDEXX Laboratories, Inc.	3,721	1,831,327
#*	IGM Biosciences, Inc.	500	5,415
*	Illumina, Inc.	20,487	4,211,308
*	Immunovant, Inc.	5,583	90,110
#*	Inari Medical, Inc.	2,037	135,298
*	Incyte Corp.	29,206	2,173,218
*	InfuSystem Holdings, Inc.	2,116	19,827
*	Innoviva, Inc.	14,687	172,279
*	Inogen, Inc.	5,653	75,241
#*	Insulet Corp.	7,670	2,439,367
*	Integer Holdings Corp.	12,489	1,028,469
#*	Integra LifeSciences Holdings Corp.	18,336	1,014,348
*	Intellia Therapeutics, Inc.	11,057	417,402
*	Intuitive Surgical, Inc.	21,266	6,405,745
*	Iovance Biotherapeutics, Inc.	13,499	76,134
*	IQVIA Holdings, Inc.	38,581	7,262,102
	iRadimed Corp.	1,652	68,773
#*	Ironwood Pharmaceuticals, Inc.	66,268	689,850
*	IVERIC bio, Inc.	21,365	702,695
*	Jazz Pharmaceuticals PLC	4,101	576,067
	Johnson & Johnson	336,501	55,085,214
*	Joint Corp.	1,721	27,175
#*	Karuna Therapeutics, Inc.	2,799	555,434
*	Kiniksa Pharmaceuticals Ltd., Class A	6,941	74,616
*	Krystal Biotech, Inc.	7,585	637,140
*	Kura Oncology, Inc.	10,428	101,569
#*	Kymera Therapeutics, Inc.	10,452	329,656
	Laboratory Corp. of America Holdings	20,313	4,605,160
*	Lantheus Holdings, Inc.	22,886	1,955,609
#	LeMaitre Vascular, Inc.	5,455	294,570
*	LENSAR, Inc.	1,319	3,772
*	Lexicon Pharmaceuticals, Inc.	7,175	17,148
*	LivaNova PLC	13,536	648,374
#*	MacroGenics, Inc.	13,803	95,103
*	Maravai LifeSciences Holdings, Inc., Class A	2,430	33,510
*	Masimo Corp.	13,430	2,540,150
	McKesson Corp.	22,124	8,058,446
*	Medpace Holdings, Inc.	8,275	1,656,158
	Medtronic PLC	142,929	12,999,393
	Merck & Co., Inc.	239,442	27,648,368
*	Merit Medical Systems, Inc.	17,637	1,433,712

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Merrimack Pharmaceuticals, Inc.	2,200	$27,302
*	Mersana Therapeutics, Inc.	5,538	24,256
#	Mesa Laboratories, Inc.	573	95,410
*	Mettler-Toledo International, Inc.	3,222	4,805,613
*	Mirati Therapeutics, Inc.	12,882	570,801
*	Moderna, Inc.	71,653	9,521,967
*	ModivCare, Inc.	2,046	130,126
*	Molina Healthcare, Inc.	18,112	5,395,384
*	Morphic Holding, Inc.	2,364	111,723
*	Myriad Genetics, Inc.	17,325	368,849
	National Research Corp.	4,399	191,488
#*	Neogen Corp.	28,224	486,017
*	NeoGenomics, Inc.	36,794	537,928
*	Neurocrine Biosciences, Inc.	3,175	320,802
*	NextGen Healthcare, Inc.	28,664	479,835
#*	Novocure Ltd.	8,075	532,142
*	NuVasive, Inc.	9,033	388,780
*	Olema Pharmaceuticals, Inc.	22,500	107,775
*	Omnicell, Inc.	9,633	585,397
#*	OPKO Health, Inc.	82,209	120,847
#*	OptimizeRx Corp.	2,546	38,266
*	Option Care Health, Inc.	50,018	1,608,079
*	OraSure Technologies, Inc.	11,284	76,731
	Organon & Co.	45,296	1,115,640
*	Orthofix Medical, Inc.	120	2,260
*	OrthoPediatrics Corp.	3,500	176,540
#*	Outset Medical, Inc.	6,947	124,977
*	Owens & Minor, Inc.	36,039	560,046
*	Pacific Biosciences of California, Inc.	72,304	766,422
*	Pacira BioSciences, Inc.	1,924	87,176
	Patterson Cos., Inc.	26,840	727,632
*††	PDL BioPharma, Inc.	17,391	28,044
#*	PDS Biotechnology Corp.	5,700	34,656
*	Pediatrix Medical Group, Inc.	42,260	605,586
*	Pennant Group, Inc.	2,661	36,908
#*	Penumbra, Inc.	6,035	1,714,664
	PerkinElmer, Inc.	28,465	3,714,398
	Perrigo Co. PLC	30,388	1,130,130
*	PetIQ, Inc.	4,300	50,697
	Pfizer, Inc.	889,684	34,599,811
*	Phreesia, Inc.	1,985	62,805
#*	PMV Pharmaceuticals, Inc.	6,785	31,279
#*	Poseida Therapeutics, Inc.	11,370	30,017
	Premier, Inc., Class A	47,320	1,577,176
*	Prestige Consumer Healthcare, Inc.	6,317	388,685
*	Pro-Dex, Inc.	1,452	23,087
#*	Progyny, Inc.	9,662	321,165
*	Protagonist Therapeutics, Inc.	8,401	189,863
*	Prothena Corp. PLC	14,364	755,834
	Psychemedics Corp.	600	3,270
#*	Quanterix Corp.	3,651	46,149
	Quest Diagnostics, Inc.	16,021	2,223,875
*	RadNet, Inc.	11,558	319,694
*	RAPT Therapeutics, Inc.	237	4,313
*	Regeneron Pharmaceuticals, Inc.	18,147	14,550,083
*	REGENXBIO, Inc.	16,403	317,562
#*	Relay Therapeutics, Inc.	17,666	200,862
#*	Repligen Corp.	9,272	1,405,913
*	Replimune Group, Inc.	12,671	211,986

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	ResMed, Inc.	19,939	$4,804,501
*	REVOLUTION Medicines, Inc.	12,874	302,410
*	Rhythm Pharmaceuticals, Inc.	8,744	176,366
*	Rocket Pharmaceuticals, Inc.	10,114	181,243
	Royalty Pharma PLC, Class A	7,473	262,676
*	Sage Therapeutics, Inc.	19,175	936,699
*	Sangamo Therapeutics, Inc.	74,347	109,290
*	Sarepta Therapeutics, Inc.	809	99,321
*	Schrodinger, Inc.	16,165	477,191
*	Seagen, Inc.	16,197	3,239,400
#*	Shockwave Medical, Inc.	3,170	919,807
*	SI-BONE, Inc.	4,400	97,240
#	SIGA Technologies, Inc.	8,665	50,517
#	Simulations Plus, Inc.	1,301	54,317
*	Sotera Health Co.	6,696	112,292
*	SpringWorks Therapeutics, Inc.	7,280	170,206
#*	STAAR Surgical Co.	2,604	183,504
	STERIS PLC	6,981	1,316,268
#*	Stoke Therapeutics, Inc.	8,057	71,627
	Stryker Corp.	31,892	9,556,438
*	Supernus Pharmaceuticals, Inc.	4,453	164,138
*	Surmodics, Inc.	3,112	71,700
*	Sutro Biopharma, Inc.	6,100	25,986
*	Syndax Pharmaceuticals, Inc.	5,336	109,655
*	Syneos Health, Inc.	32,975	1,294,598
*	Tactile Systems Technology, Inc.	2,940	53,596
#*	Teladoc Health, Inc.	70,614	1,873,389
#	Teleflex, Inc.	8,827	2,405,534
	Thermo Fisher Scientific, Inc.	32,388	17,972,101
#*	Twist Bioscience Corp.	16,904	210,962
	US Physical Therapy, Inc.	3,880	413,065
*	United Therapeutics Corp.	3,683	847,569
	UnitedHealth Group, Inc.	176,057	86,635,889
	Utah Medical Products, Inc.	407	38,600
*	Vanda Pharmaceuticals, Inc.	958	5,882
*	Varex Imaging Corp.	10,300	182,722
*	Veeva Systems, Inc., Class A	12,029	2,154,153
*	Veracyte, Inc.	7,066	159,974
*	Veradigm, Inc.	70,922	885,816
*	Vericel Corp.	5,917	186,445
*	Vertex Pharmaceuticals, Inc.	27,818	9,478,427
	Viatris, Inc.	95,227	888,468
*	Viking Therapeutics, Inc.	15,705	334,674
*	Waters Corp.	11,045	3,317,476
*	Xencor, Inc.	9,372	247,796
*	Y-mAbs Therapeutics, Inc.	3,393	20,324
#*	Zentalis Pharmaceuticals, Inc.	1,408	31,018
	Zimmer Biomet Holdings, Inc.	33,671	4,661,413
#*	Zimvie, Inc.	2,594	21,349
	Zoetis, Inc.	29,952	5,264,963

TOTAL HEALTH CARE			762,631,766

INDUSTRIALS — (130%)
*	3D Systems Corp.	21,531	197,224
	3M Co.	69,617	7,394,718
	AAON, Inc.	14,494	1,420,412
*	AAR Corp.	12,924	682,129
	ABM Industries, Inc.	44,310	1,886,720
	ACCO Brands Corp.	71,208	326,133

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Acme United Corp.	500	$13,100
	Acuity Brands, Inc.	10,503	1,652,962
#*	ACV Auctions, Inc., Class A	16,900	220,207
#	Advanced Drainage Systems, Inc.	12,176	1,043,727
	AECOM	48,227	4,005,252
*	Aerojet Rocketdyne Holdings, Inc.	21,792	1,229,287
*	AeroVironment, Inc.	6,652	669,790
	AGCO Corp.	39,019	4,836,015
	Air Lease Corp.	78,701	3,165,354
	Alamo Group, Inc.	4,755	840,351
	Albany International Corp, Class A	10,339	943,020
*	Alight, Inc., Class A	42,887	396,705
	Allegion PLC	25,848	2,855,687
	Allied Motion Technologies, Inc.	2,700	92,934
	Allison Transmission Holdings, Inc.	50,036	2,441,256
*	Ameresco, Inc., Class A	9,993	415,709
*	American Superconductor Corp.	9,413	38,123
*	American Woodmark Corp.	3,600	181,872
	AMETEK, Inc.	29,818	4,112,797
	AO Smith Corp.	38,757	2,646,716
*	API Group Corp.	99,820	2,271,903
	Apogee Enterprises, Inc.	8,543	363,590
	Applied Industrial Technologies, Inc.	13,457	1,825,577
	ArcBest Corp.	6,940	655,136
	Arcosa, Inc.	8,448	570,578
	Argan, Inc.	6,356	255,702
	Armstrong World Industries, Inc.	10,064	690,994
*	ASGN, Inc.	24,679	1,766,770
	Astec Industries, Inc.	8,909	367,764
*	Astronics Corp.	12,713	187,390
*	Astronics Corp, Class B	988	20,457
*	Asure Software, Inc.	1,020	13,607
#*	Atkore, Inc.	21,145	2,671,248
	Automatic Data Processing, Inc.	64,607	14,213,540
#*	AZEK Co., Inc.	33,314	904,142
	AZZ, Inc.	10,432	393,599
	Barnes Group, Inc.	17,709	744,309
	Barrett Business Services, Inc.	4,200	351,162
*	Beacon Roofing Supply, Inc.	40,242	2,421,764
	BGSF, Inc.	2,055	19,790
#*	Blue Bird Corp.	7,351	137,464
*	BlueLinx Holdings, Inc.	5,699	399,272
	Boise Cascade Co.	19,523	1,333,616
	Booz Allen Hamilton Holding Corp.	49,128	4,702,532
	Brady Corp, Class A	5,547	283,063
*	BrightView Holdings, Inc.	39,495	218,407
	Brink’s Co.	14,105	886,499
	Broadridge Financial Solutions, Inc.	26,587	3,866,016
*	Builders FirstSource, Inc.	86,070	8,156,854
	BWX Technologies, Inc.	31,813	2,054,484
*	CACI International, Inc, Class A	11,545	3,617,279
	Carlisle Cos, Inc.	12,977	2,801,085
	Carrier Global Corp.	235,419	9,845,223
	Caterpillar, Inc.	71,630	15,672,644
*	CBIZ, Inc.	17,662	930,611
*	CECO Environmental Corp.	2,011	23,348
*	Ceridian HCM Holding, Inc.	27,171	1,724,815
	CH Robinson Worldwide, Inc.	52,633	5,309,091
#*	Chart Industries, Inc.	10,560	1,405,536

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Cimpress PLC	6,614	$343,597
	Cintas Corp.	10,238	4,666,173
*	CIRCOR International, Inc.	5,527	153,872
*	Civeo Corp.	1,011	19,462
#*	Clarivate PLC	107,540	952,804
*	Clean Harbors, Inc.	7,000	1,016,120
	Columbus McKinnon Corp.	15,161	526,238
	Comfort Systems USA, Inc.	21,453	3,207,009
#*	Commercial Vehicle Group, Inc.	4,998	36,635
	Concentrix Corp.	17,435	1,682,652
*	Conduent, Inc.	93,630	328,641
*	Construction Partners, Inc., Class A	13,366	346,714
#	Copa Holdings SA, Class A	1,674	151,196
*	Copart, Inc.	93,008	7,352,282
#*	Core & Main, Inc., Class A	30,548	796,081
*	CoStar Group, Inc.	70,618	5,434,055
	Covenant Logistics Group, Inc.	3,969	156,339
	CRA International, Inc.	3,712	390,280
*	Crane Co.	19,929	1,436,283
	Crane NXT Co.	19,929	943,837
	CSG Systems International, Inc.	13,407	706,281
	CSW Industrials, Inc.	2,666	359,030
	CSX Corp.	91,785	2,812,292
	Cummins, Inc.	31,008	7,288,120
	Curtiss-Wright Corp.	14,543	2,469,838
*	Daseke, Inc.	17,521	143,322
	Deere & Co.	41,942	15,854,915
	Deluxe Corp.	23,664	358,510
*	Distribution Solutions Group, Inc.	796	37,157
*	DLH Holdings Corp.	1,775	17,342
	Donaldson Co., Inc.	43,607	2,771,225
	Douglas Dynamics, Inc.	9,728	285,128
	Dover Corp.	32,492	4,749,031
#*	Driven Brands Holdings, Inc.	14,793	454,145
*	Ducommun, Inc.	4,599	229,950
	Dun & Bradstreet Holdings, Inc.	47,635	532,083
*	DXP Enterprises, Inc.	8,736	220,147
*	Dycom Industries, Inc.	13,062	1,209,802
	Eastern Co.	406	7,207
	Eaton Corp. PLC	48,798	8,155,122
	EMCOR Group, Inc.	21,238	3,631,698
	Emerson Electric Co.	53,871	4,485,299
	Encore Wire Corp.	9,446	1,476,693
*	Energy Recovery, Inc.	15,444	347,953
	Enerpac Tool Group Corp.	19,790	470,210
	EnerSys	15,678	1,300,804
	Ennis, Inc.	9,841	191,211
	EnPro Industries, Inc.	7,949	749,352
	Equifax, Inc.	37,994	7,917,190
	Esab Corp.	13,512	788,560
	ESCO Technologies, Inc.	10,261	960,122
*	EVI Industries, Inc.	546	10,882
*	Evoqua Water Technologies Corp.	33,587	1,660,877
*	ExlService Holdings, Inc.	8,200	1,462,716
	Expeditors International of Washington, Inc.	74,296	8,457,857
	Exponent, Inc.	17,890	1,646,774
	Fastenal Co.	120,564	6,491,166
	Federal Signal Corp.	20,957	1,076,771
	FedEx Corp.	34,050	7,755,909

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	First Advantage Corp.	12,263	$157,702
	Flowserve Corp.	58,570	1,955,652
*	Fluor Corp.	80,455	2,338,022
*	Forrester Research, Inc.	6,479	200,460
	Fortive Corp.	62,984	3,973,661
	Fortune Brands Innovations, Inc.	54,020	3,494,554
	Forward Air Corp.	5,320	561,313
*	Franklin Covey Co.	1,000	36,720
	Franklin Electric Co., Inc.	16,186	1,448,161
*	FTI Consulting, Inc.	11,305	2,040,552
#*	FuelCell Energy, Inc.	23,500	44,180
*	Gates Industrial Corp. PLC	50,501	680,248
	GATX Corp.	12,483	1,421,939
*	Gencor Industries, Inc.	1,295	17,094
*	Generac Holdings, Inc.	11,397	1,165,001
	General Dynamics Corp.	36,473	7,963,515
	General Electric Co.	67,008	6,631,782
	Genpact Ltd.	65,648	2,924,618
*	Gibraltar Industries, Inc.	11,471	574,009
	Global Industrial Co.	13,866	369,529
*	GMS, Inc.	23,585	1,369,345
	Gorman-Rupp Co.	10,775	264,526
	Graco, Inc.	44,929	3,562,420
	GrafTech International Ltd.	65,197	307,078
*	Graham Corp.	400	5,148
#	Granite Construction, Inc.	20,453	779,873
*	Great Lakes Dredge & Dock Corp.	24,151	138,385
#	Greenbrier Cos, Inc.	14,051	371,649
	Griffon Corp.	11,346	322,794
*	GXO Logistics, Inc.	30,006	1,594,219
	H&E Equipment Services, Inc.	18,812	686,638
*	Harsco Corp.	18,453	126,772
#*	Hayward Holdings, Inc.	17,796	214,264
	Healthcare Services Group, Inc.	25,268	394,433
	Heartland Express, Inc.	21,648	313,463
#	HEICO Corp.	6,380	1,075,923
	HEICO Corp, Class A	10,599	1,422,704
	Heidrick & Struggles International, Inc.	13,193	331,276
	Helios Technologies, Inc.	10,966	659,495
	Herc Holdings, Inc.	13,754	1,375,675
#*	Hertz Global Holdings, Inc.	80,765	1,347,160
	Hexcel Corp.	24,874	1,792,918
	Hillenbrand, Inc.	30,207	1,378,043
#	HNI Corp.	19,986	519,236
	Honeywell International, Inc.	56,806	11,352,111
	Howmet Aerospace, Inc.	44,416	1,967,185
*	Hub Group, Inc., Class A	15,279	1,152,037
#	Hubbell, Inc.	15,791	4,252,832
*	Hudson Technologies, Inc.	5,879	45,445
	Huntington Ingalls Industries, Inc.	15,881	3,202,562
	Hurco Cos, Inc.	600	13,458
*	Huron Consulting Group, Inc.	15,259	1,293,811
	Hyster-Yale Materials Handling, Inc.	4,600	242,236
	ICF International, Inc.	11,598	1,322,172
	IDEX Corp.	13,064	2,695,364
*	IES Holdings, Inc.	5,100	220,269
	Illinois Tool Works, Inc.	45,363	10,975,124
	Ingersoll Rand, Inc.	57,396	3,272,720
	Insperity, Inc.	15,143	1,854,412

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Insteel Industries, Inc.	8,702	$239,566
	Interface, Inc.	26,096	204,593
	ITT, Inc.	34,285	2,895,025
	Jacobs Solutions, Inc.	37,892	4,375,010
	JB Hunt Transport Services, Inc.	16,190	2,837,945
*	JELD-WEN Holding, Inc.	23,982	306,490
	John Bean Technologies Corp.	14,222	1,546,074
	Johnson Controls International PLC	73,863	4,419,962
	Kadant, Inc.	3,538	657,467
	Kaman Corp.	10,382	229,131
*	KAR Auction Services, Inc.	61,621	834,348
#	KBR, Inc.	70,863	4,020,058
	Kelly Services, Inc., Class A	41,047	673,581
#	Kennametal, Inc.	33,089	858,990
	Kforce, Inc.	10,203	603,405
	Kimball International, Inc., Class B	26,982	332,148
*	Kirby Corp.	13,118	942,397
#	Knight-Swift Transportation Holdings, Inc.	35,735	2,012,595
	Korn Ferry	38,795	1,862,936
*	Kratos Defense & Security Solutions, Inc.	47,526	613,085
*	L B Foster Co, Class A	958	10,710
	L3Harris Technologies, Inc.	21,061	4,110,054
	Landstar System, Inc.	6,751	1,188,379
	Leidos Holdings, Inc.	49,349	4,602,288
#	Lennox International, Inc.	8,078	2,277,269
#	Lincoln Electric Holdings, Inc.	15,261	2,560,796
	Lindsay Corp.	2,870	346,524
*	Liquidity Services, Inc.	12,769	166,891
	LSI Industries, Inc.	1,800	22,842
*	Manitex International, Inc.	3,706	19,160
*	Manitowoc Co., Inc.	25,263	386,271
	ManpowerGroup, Inc.	28,144	2,130,782
	Marten Transport Ltd.	18,264	368,750
	Masco Corp.	36,846	1,971,629
*	Masonite International Corp.	5,689	520,031
*	MasTec, Inc.	29,617	2,630,286
*	Masterbrand, Inc.	54,020	435,941
*	Matrix Service Co.	7,677	36,543
	Matson, Inc.	7,707	524,307
	Matthews International Corp., Class A	16,082	609,025
	Maxar Technologies, Inc.	36,044	1,900,240
	Maximus, Inc.	23,155	1,936,916
*	Mayville Engineering Co., Inc.	2,139	25,882
	McGrath RentCorp.	13,124	1,166,461
#*	Mercury Systems, Inc.	21,123	1,006,933
*	Middleby Corp.	19,200	2,704,896
	Miller Industries, Inc.	3,368	109,797
	MillerKnoll, Inc.	23,970	407,730
*	Mistras Group, Inc.	3,871	31,433
	Moog, Inc., Class A	11,052	995,896
*	MRC Global, Inc.	40,563	395,084
	MSA Safety, Inc.	12,027	1,560,503
	MSC Industrial Direct Co., Inc., Class A	20,705	1,878,565
	Mueller Industries, Inc.	7,007	503,453
	Mueller Water Products, Inc., Class A	50,101	671,353
*	MYR Group, Inc.	7,511	961,333
	Nordson Corp.	11,289	2,441,924
	Northrop Grumman Corp.	16,085	7,419,528
*	Northwest Pipe Co.	1,100	30,294

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	NOW, Inc.	66,996	$714,847
*	NV5 Global, Inc.	4,791	453,851
	nVent Electric PLC	59,476	2,493,829
	Old Dominion Freight Line, Inc.	13,358	4,279,770
#	Omega Flex, Inc.	391	43,014
	Oshkosh Corp.	24,608	1,883,004
	Otis Worldwide Corp.	54,344	4,635,543
	PACCAR, Inc.	128,694	9,612,155
*	PAM Transportation Services, Inc.	6,042	135,643
	Park Aerospace Corp.	14,265	186,586
	Parker-Hannifin Corp.	29,925	9,722,034
#	Park-Ohio Holdings Corp.	3,500	45,395
*	Parsons Corp.	51,875	2,256,562
	Paychex, Inc.	59,905	6,581,163
*	Paycom Software, Inc.	7,995	2,321,508
#*	Paycor HCM, Inc.	9,552	224,472
*	Paylocity Holding Corp.	8,247	1,594,063
	Pentair PLC	53,787	3,123,949
*	PGT Innovations, Inc.	15,776	404,812
#	Pitney Bowes, Inc.	50,197	176,191
#*	Plug Power, Inc.	72,728	656,734
	Powell Industries, Inc.	8,550	342,513
	Preformed Line Products Co.	1,000	124,280
	Primoris Services Corp.	22,381	566,239
*	Proto Labs, Inc.	12,989	373,694
*	Quad/Graphics, Inc.	7,409	25,857
	Quanex Building Products Corp.	7,566	144,511
	Quanta Services, Inc.	32,248	5,470,551
*	Radiant Logistics, Inc.	7,372	48,655
	Raytheon Technologies Corp.	175,840	17,566,416
*	RBC Bearings, Inc.	3,798	862,184
*	RCM Technologies, Inc.	4,300	48,332
	Regal Rexnord Corp.	15,264	1,986,762
*	Resideo Technologies, Inc.	62,423	1,111,129
	Resources Connection, Inc.	17,262	251,853
	REV Group, Inc.	42,503	456,057
	Robert Half International, Inc.	66,571	4,859,683
	Rockwell Automation, Inc.	21,413	6,068,658
	Rollins, Inc.	38,571	1,629,625
	Rush Enterprises, Inc., Class A	21,180	1,124,870
#	Rush Enterprises, Inc., Class B	6,222	364,485
*	RXO, Inc.	28,710	519,364
	Ryder System, Inc.	13,664	1,081,642
#*	Saia, Inc.	6,443	1,918,532
	Schneider National, Inc., Class B	24,897	651,554
	Science Applications International Corp.	33,243	3,391,783
	Sensata Technologies Holding PLC	42,595	1,850,753
*	Shoals Technologies Group, Inc., Class A	4,811	100,502
	Shyft Group, Inc.	9,151	229,507
	Simpson Manufacturing Co, Inc.	459	57,733
#*	SiteOne Landscape Supply, Inc.	15,733	2,324,393
	Snap-on, Inc.	11,496	2,982,177
*	SP Plus Corp.	7,147	244,213
#	Spirit AeroSystems Holdings, Inc., Class A	15,871	472,321
*	SPX Technologies, Inc.	14,335	912,853
	SS&C Technologies Holdings, Inc.	52,452	3,070,540
	Standex International Corp.	4,182	513,591
	Stanley Black & Decker, Inc.	27,187	2,347,326
	Steelcase, Inc., Class A	43,039	344,312

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Stericycle, Inc.	22,332	$1,019,456
*	Sterling Infrastructure, Inc.	12,473	460,503
*	Sunrun, Inc.	68,635	1,444,080
	Tecnoglass, Inc.	8,988	394,124
	Tennant Co.	5,214	398,454
	Terex Corp.	25,302	1,128,216
	Tetra Tech, Inc.	14,065	1,946,174
	Textainer Group Holdings Ltd.	34,340	1,205,334
	Textron, Inc.	40,523	2,712,610
*	Thermon Group Holdings, Inc.	12,145	252,373
	Timken Co.	24,186	1,858,694
*	Titan International, Inc.	40,500	395,280
*	Titan Machinery, Inc.	12,204	382,595
	Toro Co.	31,583	3,292,844
#*	TPI Composites, Inc.	10,362	128,074
	Trane Technologies PLC	38,759	7,201,810
*	Transcat, Inc.	923	70,416
	TransDigm Group, Inc.	6,038	4,619,070
	TransUnion	35,258	2,426,103
*	Trex Co, Inc.	18,825	1,028,975
*	TriNet Group, Inc.	33,098	3,070,832
	Trinity Industries, Inc.	49,407	1,183,298
	Triton International Ltd.	40,227	3,325,566
*	TrueBlue, Inc.	26,951	408,308
	TTEC Holdings, Inc.	16,398	558,680
*	Tutor Perini Corp.	27,914	147,944
*	Twin Disc, Inc.	3,200	36,640
*	Uber Technologies, Inc.	96,639	3,000,641
	UFP Industries, Inc.	15,953	1,252,630
#	U-Haul Holding Co.	9,888	603,761
	U-Haul Holding Co.	86,917	4,702,210
*	Ultralife Corp.	1,376	5,765
	UniFirst Corp.	5,617	919,391
	Union Pacific Corp.	5,319	1,040,928
	United Parcel Service, Inc., Class B	68,913	12,391,247
	United Rentals, Inc.	23,892	8,627,640
*	Univar Solutions, Inc.	86,469	3,069,649
	Universal Logistics Holdings, Inc.	7,757	198,579
*	V2X, Inc.	3,988	172,282
	Valmont Industries, Inc.	4,853	1,410,088
	Verisk Analytics, Inc.	53,470	10,379,062
	Veritiv Corp.	3,263	374,821
#*	Verra Mobility Corp.	74,744	1,266,911
*	Viad Corp.	2,443	46,490
*	Vicor Corp.	3,380	145,239
	VSE Corp.	5,608	237,162
	Wabash National Corp.	16,346	419,602
#	Watsco, Inc.	9,649	3,342,221
	Watts Water Technologies, Inc., Class A	9,849	1,592,879
	Werner Enterprises, Inc.	20,925	945,182
	WESCO International, Inc.	27,404	3,946,176
	Westinghouse Air Brake Technologies Corp.	37,639	3,676,201
*	Willdan Group, Inc.	8,900	130,385
*	Willis Lease Finance Corp.	474	23,937
*	WillScot Mobile Mini Holdings Corp.	75,585	3,431,559
	Woodward, Inc.	13,450	1,291,469
	WW Grainger, Inc.	18,655	12,975,858
*	XPO, Inc.	28,710	1,268,408
	Xylem, Inc.	24,134	2,506,075

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	Zurn Elkay Water Solutions Corp.	23,639	$509,420

TOTAL INDUSTRIALS			695,998,310

INFORMATION TECHNOLOGY — (19.1%)
	A10 Networks, Inc.	19,143	270,682
	Accenture PLC, Class A	88,943	24,929,833
*	ACI Worldwide, Inc.	38,080	964,566
	Adeia, Inc.	24,948	190,603
*	Adobe, Inc.	52,437	19,798,114
	ADTRAN Holdings, Inc.	21,373	194,922
	Advanced Energy Industries, Inc.	5,630	486,995
*	Advanced Micro Devices, Inc.	152,977	13,671,554
#*	Agilysys, Inc.	5,872	458,251
*	Airgain, Inc.	869	5,101
*	Akamai Technologies, Inc.	10,100	827,897
*	Alarm.com Holdings, Inc.	11,920	568,465
*	Alithya Group, Inc., Class A	5,238	9,690
*	Alkami Technology, Inc.	1,920	23,021
*	Allegro MicroSystems, Inc.	18,763	671,153
#*	Altair Engineering, Inc., Class A	5,164	356,574
	Amdocs Ltd.	34,245	3,124,856
	American Software, Inc., Class A	10,000	119,400
	Amkor Technology, Inc.	40,886	914,620
	Amphenol Corp., Class A	48,137	3,632,899
*	Amtech Systems, Inc.	2,892	24,958
	Analog Devices, Inc.	30,539	5,493,355
*	ANSYS, Inc.	9,506	2,984,124
*	Appfolio, Inc., Class A	3,060	427,237
	Apple, Inc.	1,678,000	284,723,040
	Applied Materials, Inc.	136,989	15,483,867
*	Arista Networks, Inc.	27,089	4,338,574
*	Arlo Technologies, Inc.	29,474	189,813
*	Arrow Electronics, Inc.	31,698	3,627,202
*	Aspen Technology, Inc.	7,522	1,331,394
*	Atlassian Corp., Class A	3,158	466,310
*	Autodesk, Inc.	30,824	6,004,207
*	Aviat Networks, Inc.	3,288	107,879
*	Avid Technology, Inc.	11,813	348,602
	Avnet, Inc.	51,032	2,105,580
*	Axcelis Technologies, Inc.	3,800	449,540
*	AXT, Inc.	2,116	5,650
	Badger Meter, Inc.	4,664	617,187
	Bel Fuse, Inc., Class B	1,962	79,716
	Belden, Inc.	6,879	542,684
	Benchmark Electronics, Inc.	15,479	330,477
#	Bentley Systems, Inc., Class B	19,807	842,986
#*	Bills Holdings, Inc.	10,710	822,635
*	Black Knight, Inc.	31,507	1,721,542
*	Blackbaud, Inc.	13,856	960,983
*	Box, Inc., Class A	43,941	1,162,679
*	Brightcove, Inc.	4,594	19,019
	Broadcom, Inc.	74,752	46,832,128
*	Cadence Design Systems, Inc.	28,832	6,038,862
*	CalAmp Corp.	12,829	32,586
*	Calix, Inc.	17,025	778,042
*	Cambium Networks Corp.	7,569	114,595
	CDW Corp.	23,351	3,960,096
*	Cerence, Inc.	9,764	249,470
*	CEVA, Inc.	3,835	96,374

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Ciena Corp.	51,755	$2,382,800
*	Cirrus Logic, Inc.	16,433	1,409,787
	Cisco Systems, Inc.	538,922	25,464,064
#*	Clearfield, Inc.	2,900	126,672
#*	Cloudflare, Inc., Class A	4,401	207,067
	Cognex Corp.	13,572	647,249
	Cognizant Technology Solutions Corp, Class A	97,526	5,823,277
#*	Cognyte Software Ltd.	11,933	49,641
#*	Coherent Corp.	4,347	148,407
*	Cohu, Inc.	16,220	548,885
*	CommScope Holding Co, Inc.	55,901	275,592
*	CommVault Systems, Inc.	9,409	548,262
*	Computer Task Group, Inc.	2,600	17,602
#	Comtech Telecommunications Corp.	16,490	170,672
#*	Confluent, Inc., Class A	26,232	577,104
*	Consensus Cloud Solutions, Inc.	5,537	206,696
#*	Crowdstrike Holdings, Inc., Class A	5,896	707,815
*	Daktronics, Inc.	27,724	133,352
*	Datadog, Inc., Class A	12,787	861,588
	Dell Technologies, Inc., Class C	37,645	1,637,181
*	Digi International, Inc.	12,339	372,144
*	DocuSign, Inc.	11,679	577,410
	Dolby Laboratories, Inc., Class A	10,934	915,066
*	Dropbox, Inc., Class A	60,938	1,239,479
*	DXC Technology Co.	62,870	1,499,449
*	Dynatrace, Inc.	37,766	1,596,746
#*	DZS, Inc.	4,045	27,506
#*	E2open Parent Holdings, Inc.	9,048	56,912
#	Ebix, Inc.	7,750	126,015
*	eGain Corp.	5,400	39,636
*	EngageSmart, Inc.	10,872	186,672
#	Entegris, Inc.	3,617	270,986
#*	Envestnet, Inc.	16,573	1,050,397
*	EPAM Systems, Inc.	6,964	1,966,912
*	ePlus, Inc.	10,129	441,017
*	Extreme Networks, Inc.	33,960	603,809
*	F5, Inc.	16,825	2,260,607
*	Fabrinet	3,800	360,810
*	Fair Isaac Corp.	4,835	3,519,638
*	FARO Technologies, Inc.	8,629	201,487
*	Fastly, Inc., Class A	59,291	876,321
*	Flex Ltd.	117,628	2,419,608
*	FormFactor, Inc.	24,905	680,156
*	Fortinet, Inc.	90,979	5,736,226
	Frequency Electronics, Inc.	1,723	11,217
*	Freshworks, Inc., Class A	17,120	228,723
*	Gartner, Inc.	15,549	4,702,951
	Gen Digital, Inc.	88,965	1,572,012
#*	Genasys, Inc.	2,697	7,956
*	Globant SA	8,114	1,272,843
*	GoDaddy, Inc., Class A	27,101	2,051,004
*	Guidewire Software, Inc.	13,703	1,044,032
	Hackett Group, Inc.	10,466	194,249
*	Harmonic, Inc.	23,729	334,342
	Hewlett Packard Enterprise Co.	247,770	3,548,066
	HP, Inc.	159,732	4,745,638
*	HubSpot, Inc.	3,347	1,408,920
*	Ichor Holdings Ltd.	2,900	80,765
#*	Identiv, Inc.	2,402	13,211

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Immersion Corp.	17,100	$112,689
#*	Infinera Corp.	15,658	99,115
*	Informatica, Inc., Class A	12,363	191,132
	Information Services Group, Inc.	10,339	52,626
#*	Insight Enterprises, Inc.	15,003	1,814,613
	Intel Corp.	182,416	5,665,841
	InterDigital, Inc.	14,728	997,675
	International Business Machines Corp.	157,533	19,913,747
*	Intevac, Inc.	1,900	12,027
	Intuit, Inc.	28,354	12,587,758
*	Iteris, Inc.	2,900	13,369
*	Itron, Inc.	15,418	823,321
	Jabil, Inc.	28,489	2,226,415
*	Jamf Holding Corp.	13,322	252,052
*	JFrog Ltd.	4,916	91,290
	Juniper Networks, Inc.	80,116	2,415,497
*	Key Tronic Corp.	334	2,288
*	Keysight Technologies, Inc.	19,330	2,795,891
*	Kimball Electronics, Inc.	1,207	24,297
	KLA Corp.	23,419	9,052,380
*	Knowles Corp.	5,403	91,203
	Kulicke & Soffa Industries, Inc.	16,980	809,267
*	KVH Industries, Inc.	1,119	11,772
*	Kyndryl Holdings, Inc.	48,271	697,999
	Lam Research Corp.	21,505	11,270,340
#*	Lantronix, Inc.	3,255	11,978
*	Lattice Semiconductor Corp.	13,590	1,083,123
*	LGL Group, Inc.	400	1,764
*	LiveRamp Holdings, Inc.	21,184	510,323
*	Lumentum Holdings, Inc.	11,512	555,454
*	Luna Innovations, Inc.	2,774	17,421
*	Magnachip Semiconductor Corp.	3,441	30,556
*	Manhattan Associates, Inc.	12,444	2,061,722
	Marvell Technology, Inc.	89,246	3,523,432
*	MaxLinear, Inc.	21,271	513,269
	Methode Electronics, Inc.	3,283	134,570
	Microsoft Corp.	540,305	166,014,114
#*	Mitek Systems, Inc.	11,112	100,230
#	MKS Instruments, Inc.	6,884	577,361
*	Model N, Inc.	3,029	93,293
*	Momentive Global, Inc.	2,771	26,020
#*	MongoDB, Inc.	4,024	965,599
	Monolithic Power Systems, Inc.	4,208	1,943,970
	Motorola Solutions, Inc.	18,324	5,339,614
*	M-Tron Industries, Inc.	200	2,348
*	N-able, Inc.	41,202	525,325
*	Napco Security Technologies, Inc.	5,808	180,048
	National Instruments Corp.	37,283	2,170,989
*	NCR Corp.	66,686	1,486,431
	NetApp, Inc.	48,439	3,046,329
*	NETGEAR, Inc.	16,004	226,137
*	NetScout Systems, Inc.	37,138	1,010,525
*	Novanta, Inc.	5,473	836,493
	NVIDIA Corp.	225,605	62,603,131
*	Okta, Inc.	18,335	1,256,498
*	ON24, Inc.	6,333	55,097
*	OneSpan, Inc.	28,789	424,350
*	Onto Innovation, Inc.	11,356	919,609
	Oracle Corp.	197,919	18,746,888

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	OSI Systems, Inc.	5,992	$676,856
#*	Palantir Technologies, Inc., Class A	104,386	808,991
*	Palo Alto Networks, Inc.	31,633	5,771,757
	PC Connection, Inc.	9,967	401,371
	PCTEL, Inc.	8,847	42,112
*	PDF Solutions, Inc.	9,700	349,685
*	Perficient, Inc.	7,464	484,563
	PFSweb, Inc.	1,693	6,806
*	Photronics, Inc.	20,910	302,359
#*	Pixelworks, Inc.	4,600	6,486
*	Plexus Corp.	5,981	523,158
	Power Integrations, Inc.	13,516	983,694
*	PowerSchool Holdings, Inc., Class A	26,939	562,486
#*	Procore Technologies, Inc.	5,334	284,889
	Progress Software Corp.	20,683	1,135,083
*	PTC, Inc.	18,579	2,337,052
*	Pure Storage, Inc., Class A	52,181	1,191,292
	QUALCOMM, Inc.	197,675	23,088,440
*	Qualys, Inc.	10,551	1,191,630
*	Rambus, Inc.	24,838	1,101,317
*	RF Industries Ltd.	1,338	5,392
*	Ribbon Communications, Inc.	44,248	113,275
	Richardson Electronics Ltd.	500	7,715
#*	Rimini Street, Inc.	8,000	29,920
	Roper Technologies, Inc.	10,925	4,968,471
*	Salesforce, Inc.	69,881	13,862,294
	Sapiens International Corp. NV	13,958	280,975
*	ScanSource, Inc.	16,687	456,389
#*	SecureWorks Corp, Class A	1,149	10,421
*	Semtech Corp.	13,430	261,751
#*	SentinelOne, Inc., Class A	41,547	667,660
*	ServiceNow, Inc.	8,494	3,902,313
*	SigmaTron International, Inc.	497	1,128
*	Silicon Laboratories, Inc.	8,571	1,193,940
#*	Snowflake, Inc., Class A	5,978	885,222
*	SolarEdge Technologies, Inc.	958	273,634
*	SolarWinds Corp.	53,126	457,946
*	SoundThinking, Inc.	2,086	62,059
*	Splunk, Inc.	9,233	796,254
*	SPS Commerce, Inc.	6,903	1,016,812
*	Squarespace, Inc., Class A	19,099	593,979
*	Stratasys Ltd.	44,977	645,870
*	Super Micro Computer, Inc.	19,450	2,050,613
*	Synaptics, Inc.	8,811	780,302
*	Synopsys, Inc.	12,955	4,810,451
	TD SYNNEX Corp.	24,685	2,197,952
	TE Connectivity Ltd.	14,607	1,787,459
*	Teledyne Technologies, Inc.	8,213	3,403,467
*	Teradata Corp.	28,040	1,085,428
	Teradyne, Inc.	39,378	3,598,362
#*	TransAct Technologies, Inc.	300	1,680
*	Trimble, Inc.	41,381	1,949,045
#*	Turtle Beach Corp.	7,085	77,014
*	Twilio, Inc., Class A	10,932	575,133
*	Tyler Technologies, Inc.	6,196	2,348,470
*	UiPath, Inc., Class A	60,374	850,066
#*	Unisys Corp.	27,940	89,687
	Universal Display Corp.	10,772	1,437,631
*	Upland Software, Inc.	5,855	21,488

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Verint Systems, Inc.	22,732	$829,491
*	VeriSign, Inc.	11,886	2,636,315
#*	Viasat, Inc.	15,788	553,054
*	Viavi Solutions, Inc.	69,486	622,595
*	Vishay Precision Group, Inc.	335	12,576
*	VMware, Inc., Class A	27,689	3,461,956
	Vontier Corp.	60,322	1,636,536
*	Workday, Inc., Class A	9,527	1,773,356
	Xerox Holdings Corp.	75,806	1,187,880
*	Xperi, Inc.	4,459	42,316
*	Zebra Technologies Corp., Class A	5,282	1,521,374
*	Zoom Video Communications, Inc., Class A	27,323	1,678,452
*	Zscaler, Inc.	6,657	599,796

TOTAL INFORMATION TECHNOLOGY			1,019,099,247

MATERIALS — (3.5%)
	AdvanSix, Inc.	7,805	294,092
	Albemarle Corp.	18,782	3,483,310
#*	Alto Ingredients, Inc.	8,505	11,142
	Amcor PLC	413,245	4,533,298
	American Vanguard Corp.	18,721	360,379
	AptarGroup, Inc.	31,738	3,761,270
*	Arconic Corp.	28,124	696,069
	Ashland, Inc.	11,225	1,140,572
*	ATI, Inc.	43,216	1,669,002
	Avery Dennison Corp.	25,352	4,423,417
	Avient Corp.	52,689	2,029,053
*	Axalta Coating Systems Ltd.	126,183	3,983,597
	Balchem Corp.	10,731	1,410,053
	Ball Corp.	86,398	4,594,646
	Berry Global Group, Inc.	67,658	3,911,309
*	Bioceres Crop Solutions Corp.	1,600	17,936
	Carpenter Technology Corp.	4,470	235,748
	Celanese Corp.	17,423	1,851,020
	Chase Corp.	2,929	320,228
*	Clearwater Paper Corp.	3,528	127,361
*	Coeur Mining, Inc.	45,578	154,965
	Commercial Metals Co.	49,157	2,295,140
	Compass Minerals International, Inc.	16,051	525,349
	Corteva, Inc.	117,661	7,191,440
	Crown Holdings, Inc.	53,890	4,622,684
	Dow, Inc.	71,113	3,868,547
	DuPont de Nemours, Inc.	74,817	5,216,241
	Eastman Chemical Co.	10,656	897,981
	Ecolab, Inc.	31,027	5,207,572
	Element Solutions, Inc.	146,782	2,664,093
	FMC Corp.	37,642	4,651,798
	FutureFuel Corp.	803	6,023
	Glatfelter Corp.	6,681	30,198
	Graphic Packaging Holding Co.	125,414	3,092,709
	Greif, Inc., Class A	13,296	834,856
	Greif, Inc., Class B	1,339	105,433
	Hawkins, Inc.	8,004	322,881
	Haynes International, Inc.	1,492	70,139
	HB Fuller Co.	22,634	1,497,692
#	Hecla Mining Co.	266,789	1,614,074
	Huntsman Corp.	66,420	1,779,392
*	Ingevity Corp.	10,768	772,496
	Innospec, Inc.	11,478	1,166,509

U.S. SUSTAINABILITY CO.RE 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Co.ntinued)
	International Flavors & Fragrances, Inc.	44,004	$4,266,628
	International Paper Co..	23,561	780,105
*	Intrepid Potash, Inc.	3,405	87,781
	Koppers Holdings, Inc.	5,805	190,462
#	Kronos Worldwide, Inc.	14,098	131,111
#*	Livent Corp.	41,022	896,331
	Louisiana-Pacific Corp.	23,804	1,422,051
*	LSB Industries, Inc.	6,737	60,161
	LyondellBasell Industries NV, Class A	38,036	3,598,586
	Martin Marietta Materials, Inc.	6,116	2,221,331
	Materion Corp.	5,029	544,691
	Mercer International, Inc.	21,041	204,729
	Minerals Technologies, Inc.	10,230	606,230
	Mosaic Co.	109,787	4,704,373
	Myers Industries, Inc.	11,436	216,712
	NewMarket Corp.	4,416	1,764,634
	Newmont Corp.	110,357	5,230,922
	Northern Technologies International Corp.	2,004	23,006
	NuCo.r Corp.	75,248	11,150,249
	Packaging Corp. of America	17,919	2,423,724
	PPG Industries, Inc.	46,750	6,557,155
#	Quaker Chemical Corp.	2,069	386,138
*	Ranpak Holdings Corp.	36,015	146,941
*	Rayonier Advanced Materials, Inc.	28,802	156,683
	Reliance Steel & Aluminum Co.	38,438	9,524,936
	Resolute Forest Products, Inc.	1,960	2,783
	Royal Gold, Inc.	26,906	3,563,431
	RPM International, Inc.	24,408	2,002,188
	Ryerson Holding Corp.	16,846	636,273
	Schnitzer Steel Industries, Inc., Class A	14,549	420,321
#	SCo.tts Miracle-Gro Co.	15,624	1,043,839
	Sealed Air Corp.	37,703	1,809,367
	Sensient Technologies Corp.	12,748	949,216
	Sherwin-Williams Co.	53,394	12,683,211
	Silgan Holdings, Inc.	48,162	2,372,460
	SonoCo. Products Co.	41,200	2,497,544
	Steel Dynamics, Inc.	67,991	7,067,665
	Stepan Co.	11,634	1,072,655
	Sylvamo Corp.	3,221	147,586
	TriMas Corp.	8,095	205,694
	Trinseo PLC	25,000	453,000
	Vulcan Materials Co.	16,633	2,912,771
#	Westlake Corp.	10,076	1,146,447
	WestRock Co.	35,000	1,047,550
	Worthington Industries, Inc.	23,049	1,368,880

TOTAL MATERIALS			188,140,265

REAL ESTATE — (0.3%)
*	Anywhere Real Estate, Inc.	45,697	291,090
*	CBRE Group, Inc., Class A	64,518	4,945,950
#*	Cushman & Wakefield PLC	93,135	917,380
*	Five Point Holdings LLC, Class A	2,194	5,375
#*	Forestar Group, Inc.	10,714	207,209
*	FRP Holdings, Inc.	513	29,754
*	Howard Hughes Corp.	5,920	458,030
*	Jones Lang LaSalle, Inc.	19,813	2,754,800
#	Kennedy-Wilson Holdings, Inc.	16,283	273,229
	Marcus & Millichap, Inc.	13,033	410,148
*	Maui Land & Pineapple Co., Inc.	7,404	92,476

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
	Newmark Group, Inc., Class A	56,992	$361,329
*	Rafael Holdings, Inc., Class B	781	1,640
	RE/MAX Holdings, Inc., Class A	6,670	128,798
	RMR Group, Inc., Class A	4,376	103,930
	St Joe Co.	3,317	136,329
	Stratus Properties, Inc.	321	6,869
*	Zillow Group, Inc., Class A	15,795	675,710
#*	Zillow Group, Inc., Class C	37,554	1,635,101

TOTAL REAL ESTATE			13,435,147

UTILITIES — (1.1%)
	American States Water Co.	16,212	1,438,815
	American Water Works Co, Inc.	39,837	5,905,835
	Atmos Energy Corp.	21,760	2,483,686
#	Avangrid, Inc.	17,764	715,179
#	Brookfield Renewable Corp, Class A	39,212	1,310,073
	California Water Service Group	24,812	1,391,457
	CenterPoint Energy, Inc.	40,900	1,246,223
	Chesapeake Utilities Corp.	3,888	480,168
	Clearway Energy, Inc., Class A	5,815	168,519
	Clearway Energy, Inc., Class C	10,478	318,217
	Consolidated Edison, Inc.	54,591	5,375,576
	Consolidated Water Co Ltd.	2,963	50,075
	Constellation Energy Corp.	34,829	2,695,765
	Edison International	61,041	4,492,618
	Essential Utilities, Inc.	67,432	2,879,346
	Eversource Energy	73,375	5,694,634
	Exelon Corp.	72,515	3,077,537
	Genie Energy Ltd., Class B	2,902	45,184
	Global Water Resources, Inc.	1,296	14,217
	Middlesex Water Co.	7,528	549,393
	New Jersey Resources Corp.	48,614	2,510,427
	Northwest Natural Holding Co.	11,007	516,889
#	ONE Gas, Inc.	18,334	1,410,801
#	Ormat Technologies, Inc.	34,429	2,954,352
*	Pure Cycle Corp.	16,610	163,941
	Sempra Energy	16,874	2,623,738
	SJW Group	15,217	1,155,275
	Southwest Gas Holdings, Inc.	24,550	1,374,800
	Spire, Inc.	16,540	1,120,254
#*	Sunnova Energy International, Inc.	65,670	1,179,433
	UGI Corp.	71,703	2,429,298
	Unitil Corp.	4,502	250,266
	York Water Co.	1,961	82,440

TOTAL UTILITIES			58,104,431

TOTAL COMMON STOCKS			5,185,504,744

PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr CMT + 10.325%, FRN, 10.625%	4,748	129,146

TOTAL INVESTMENT SECURITIES (Cost $3,533,021,567)			5,185,633,890

TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional US Government Money Market Fund 4.760%	9,474,952	9,474,952

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (2.7%) @§ The DFA Short Term Investment Fund	12,701,612	$146,919,550

TOTAL INVESTMENTS — (100.0%) (Cost $3,689,402,337)		$5,342,028,392

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$455,100,509	—	—	$455,100,509
Consumer Discretionary	662,357,813	$1,588,338	—	663,946,151
Consumer Staples	341,080,809	30,424	—	341,111,233
Energy	113,692,382	—	—	113,692,382
Financials	874,056,083	189,220	—	874,245,303
Health Care	761,995,318	513,010	$123,438	762,631,766
Industrials	695,998,310	—	—	695,998,310
Information Technology	1,019,099,247	—	—	1,019,099,247
Materials	188,137,482	2,783	—	188,140,265
Real Estate	13,435,147	—	—	13,435,147
Utilities	58,104,431	—	—	58,104,431
Preferred Stocks
Industrials	129,146	—	—	129,146
Temporary Cash Investments	9,474,952	—	—	9,474,952
Securities Lending Collateral	—	146,919,550	—	146,919,550

TOTAL	$5,192,661,629	$149,243,325	$123,438^	$5,342,028,392

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets

See accompanying Notes to Financial Statements

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.7%)
COMMUNICATION SERVICES — (3.8%)
*	AMC Networks, Inc., Class A	10,552	$186,665
# *	Angi, Inc.	6,030	13,869
	ATN International, Inc.	5,583	201,937
*	Bandwidth, Inc., Class A	4,927	59,962
*	Boston Omaha Corp, Class A	6,984	142,893
*	Bumble, Inc., Class A	4,516	82,236
	Cable One, Inc.	453	343,560
*	Cargurus, Inc.	1,517	24,939
*	Carscom, Inc.	22,316	436,724
*	Consolidated Communications Holdings, Inc.	20,375	78,851
*	Cumulus Media, Inc., Class A	4,400	15,466
*	Daily Journal Corp.	335	91,505
*	DHI Group, Inc.	10,038	36,839
*	DISH Network Corp., Class A	20,074	150,756
*	EchoStar Corp., Class A	10,737	183,281
	Entravision Communications Corp, Class A	19,330	120,813
*	EW Scripps Co., Class A	18,951	159,757
*	FG Group Holdings, Inc.	2,277	4,417
*	Frontier Communications Parent, Inc.	43,280	975,531
*	Gaia, Inc.	2,180	6,627
# *	Gannett Co., Inc.	32,999	62,698
	Gray Television, Inc.	22,809	175,857
# *	iHeartMedia, Inc., Class A	14,521	50,388
	John Wiley & Sons, Inc., Class A	9,430	363,715
*	Liberty Latin America Ltd., Class A	11,554	102,484
*	Liberty Latin America Ltd., Class C	40,654	361,008
*	Liberty Media Corp-Liberty SiriusXM, Class A	7,017	197,178
*	Liberty Media Corp-Liberty SiriusXM, Class C	6,354	177,531
*	Lions Gate Entertainment Corp., Class A	20,519	235,968
*	Lions Gate Entertainment Corp., Class B	34,338	366,386
#	Lumen Technologies, Inc.	144,023	341,335
*	Madison Square Garden Entertainment Corp.	6,162	198,848
*	Magnite, Inc.	33,205	312,127
#	Marcus Corp.	7,922	138,793
	News Corp., Class A	71,983	1,267,621
	News Corp., Class B	36,651	650,555
	Nexstar Media Group, Inc.	5,865	1,017,284
*	PubMatic, Inc., Class A	4,284	58,519
*	QuinStreet, Inc.	9,126	101,390
*	Reading International, Inc., Class A	3,100	10,013
	Saga Communications, Inc., Class A	900	20,025
	Scholastic Corp.	9,036	347,615
	Shenandoah Telecommunications Co.	11,701	243,498
#	SInc.lair Broadcast Group, Inc., Class A	9,016	179,328
# *	Sphere Entertainment Co.	6,162	173,399
	TEGNA, Inc.	36,705	627,655
	Telephone & Data Systems, Inc.	31,636	316,360
*	Thryv Holdings, Inc.	8,806	197,783
*	TrueCar, Inc.	26,700	68,619
*	US Cellular Corp.	13,273	281,919
*	Urban One, Inc.	10,394	60,389
*	WideOpenWest, Inc.	16,936	193,578
*	Yelp, Inc.	567	16,965

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Ziff Davis, Inc.	7,911	$578,611

TOTAL COMMUNICATION SERVICES			12,812,070

CONSUMER DISCRETIONARY — (16.6%)
*	1-800-Flowerscom, Inc., Class A	8,275	76,213
*	1stdibscom, Inc.	5,318	19,996
*	2U, Inc.	8,525	47,229
	Aaron’s Co, Inc.	5,964	79,619
*	Abercrombie & Fitch Co., Class A	13,192	310,540
	Academy Sports & Outdoors, Inc.	19,783	1,256,616
	Acushnet Holdings Corp.	4,442	222,677
*	Adient PLC	21,740	803,076
	ADT, Inc.	58,282	390,489
*	Adtalem Global Education, Inc.	14,236	577,555
	Advance Auto Parts, Inc.	1,859	233,360
*	American Axle & Manufacturing Holdings, Inc.	37,610	268,912
	American Eagle Outfitters, Inc.	41,767	559,260
*	American Public Education, Inc.	4,851	27,651
*	America’s Car-Mart, Inc.	1,706	137,145
*	Asbury Automotive Group, Inc.	2,560	495,258
	Autoliv, Inc.	7,200	617,832
*	AutoNation, Inc.	8,609	1,133,805
*	Barnes & Noble Education, Inc.	14,129	22,041
	Bassett Furniture Industries, Inc.	2,964	42,533
*	Beazer Homes USA, Inc.	10,707	228,166
#	Big Lots, Inc.	7,200	64,728
*	Biglari Holdings, Inc., Class B	611	105,825
*	BJ’s Restaurants, Inc.	5,474	178,124
*	Boot Barn Holdings, Inc.	4,261	308,795
	BorgWarner, Inc.	51,783	2,492,316
	Brunswick Corp.	6,410	543,504
	Build-A-Bear Workshop, Inc.	3,093	71,758
	Caleres, Inc.	7,880	179,664
*	Capri Holdings Ltd.	14,545	603,617
*	CarPartscom, Inc.	11,817	56,013
*	Carrols Restaurant Group, Inc.	19,900	76,615
	Cato Corp, Class A	6,492	53,559
*	Cavco Industries, Inc.	1,879	564,113
*	Century Casinos, Inc.	6,956	48,970
	Century Communities, Inc.	9,462	637,171
*	Chegg, Inc.	9,063	162,953
*	Chico’s FAS, Inc.	23,597	118,929
*	Children’s Place, Inc.	2,553	75,671
*	Chuy’s Holdings, Inc.	5,799	202,269
*	Citi Trends, Inc.	1,944	33,553
	Columbia Sportswear Co.	2,213	184,874
*	Conn’s, Inc.	7,549	36,084
*	Container Store Group, Inc.	11,305	34,932
*	Cooper-Standard Holdings, Inc.	5,005	67,317
	Culp, Inc.	4,000	21,840
	Dana, Inc.	39,236	580,300
*	Delta Apparel, Inc.	2,016	22,962
	Designer Brands, Inc., Class A	15,098	123,653
*	Destination XL Group, Inc.	4,208	18,473
	Dillard’s, Inc., Class A	1,830	546,054
*	Dorman Products, Inc.	6,099	525,490
*	Duluth Holdings, Inc., Class B	9,967	62,393
	El Pollo Loco Holdings, Inc.	11,605	108,159
	Escalade, Inc.	2,840	42,941

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Ethan Allen Interiors, Inc.	8,291	$231,568
*	Fiesta Restaurant Group, Inc.	8,112	65,139
# *	First Watch Restaurant Group, Inc.	2,809	45,169
	Flexsteel Industries, Inc.	2,199	38,131
#	Foot Locker, Inc.	24,682	1,036,397
*	Fossil Group, Inc.	14,885	50,014
*	Full House Resorts, Inc.	2,414	16,995
# *	Funko, Inc., Class A	8,298	81,818
	Gap, Inc.	64,562	619,795
*	Genesco, Inc.	3,080	106,753
*	G-III Apparel Group Ltd.	15,698	246,459
*	Goodyear Tire & Rubber Co.	76,303	814,153
*	GoPro, Inc., Class A	34,902	149,381
	Graham Holdings Co., Class B	1,065	612,982
*	Green Brick Partners, Inc.	12,789	476,646
	Group 1 Automotive, Inc.	4,074	914,532
# *	GrowGeneration Corp.	11,568	39,563
	Guess?, Inc.	8,357	157,529
	Hamilton Beach Brands Holding Co., Class A	3,030	30,330
	Harley-Davidson, Inc.	21,690	804,699
	Hasbro, Inc.	5,175	306,463
#	Haverty Furniture Cos, Inc.	4,085	123,122
# *	Helen of Troy Ltd.	4,180	419,421
	Hibbett, Inc.	2,907	157,937
*	Hilton Grand Vacations, Inc.	4,642	198,678
	Hooker Furnishings Corp.	3,752	59,319
*	Hovnanian Enterprises, Inc., Class A	832	61,377
*	iRobot Corp.	4,856	190,986
	Johnson Outdoors, Inc., Class A	2,637	152,946
	KB Home	15,696	687,799
	Kohl’s Corp.	24,595	541,828
	Lakeland Industries, Inc.	2,662	32,077
*	Lands’ End, Inc.	8,069	57,855
*	Landsea Homes Corp.	8,705	57,453
	Laureate Education, Inc.	33,957	420,727
	La-Z-Boy, Inc.	12,228	351,310
# *	Lazydays Holdings, Inc.	2,255	26,722
	LCI Industries	5,011	566,043
	Lear Corp.	3,921	500,555
*	Legacy Housing Corp.	6,100	131,760
	Leggett & Platt, Inc.	6,669	215,475
*	LGI Homes, Inc.	6,369	756,637
# *	Life Time Group Holdings, Inc.	6,458	134,262
	Lifetime Brands, Inc.	6,271	30,728
*	LInc.oln Educational Services Corp.	9,167	53,444
	Lithia Motors, Inc.	5,861	1,294,636
# *	LL Flooring Holdings, Inc.	7,236	23,806
# *	Lovesac Co.	1,972	51,844
	Macy’s, Inc.	57,261	935,645
*	Malibu Boats, Inc., Class A	3,900	221,325
*	MarineMax, Inc.	7,027	204,626
	Marriott Vacations Worldwide Corp.	1,871	251,762
*	MasterCraft Boat Holdings, Inc.	2,182	63,867
	MDC Holdings, Inc.	19,481	798,137
*	Modine Manufacturing Co.	14,884	311,224
*	Mohawk Industries, Inc.	11,917	1,262,010
	Monarch Casino & Resort, Inc.	1,391	96,480
	Monro, Inc.	6,352	310,486
*	Motorcar Parts of America, Inc.	5,801	28,251

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Movado Group, Inc.	5,203	$133,301
*	National Vision Holdings, Inc.	3,538	74,440
	Newell Brands, Inc.	66,796	811,571
*	ODP Corp.	12,767	551,662
*	Ollie’s Bargain Outlet Holdings, Inc.	4,533	295,778
# *	OneWater Marine, Inc., Class A	1,112	29,357
	Oxford Industries, Inc.	2,628	271,183
	Patrick Industries, Inc.	6,092	418,094
*	Penn Entertainment, Inc.	12,848	382,742
	Penske Automotive Group, Inc.	13,166	1,824,544
*	Perdoceo Education Corp.	20,573	267,038
*	Petco Health & Wellness Co, Inc.	11,287	112,419
#	PetMed Express, Inc.	2,103	32,323
*	Playa Hotels & Resorts NV	50,237	467,706
	PulteGroup, Inc.	43,132	2,896,314
	PVH Corp.	12,462	1,069,364
	Ralph Lauren Corp.	2,156	247,487
	RCI Hospitality Holdings, Inc.	1,296	97,070
	Rocky Brands, Inc.	2,089	61,041
	Shoe Carnival, Inc.	8,162	189,767
#	Signet Jewelers Ltd.	9,278	682,675
*	Skechers USA, Inc., Class A	6,104	324,672
*	Solo Brands, Inc., Class A	9,073	72,493
	Sonic Automotive, Inc., Class A	7,204	320,722
*	Sportsman’s Warehouse Holdings, Inc.	13,073	81,314
	Standard Motor Products, Inc.	5,710	205,617
	Steven Madden Ltd.	12,330	432,043
*	Stoneridge, Inc.	6,961	131,076
	Strategic Education, Inc.	6,226	547,888
*	Strattec Security Corp.	1,038	20,137
*	Stride, Inc.	8,373	359,704
	Superior Group of Cos, Inc.	4,197	32,737
*	Taylor Morrison Home Corp.	28,582	1,231,598
#	Thor Industries, Inc.	11,625	918,607
# *	Tile Shop Holdings, Inc.	5,840	27,390
*	Tilly’s, Inc., Class A	7,075	53,133
	Toll Brothers, Inc.	24,849	1,588,100
*	TopBuild Corp.	997	224,804
*	Topgolf Callaway Brands Corp.	26,260	582,184
*	Traeger, Inc.	6,567	19,964
*	TravelCenters of America, Inc.	2,865	246,762
*	Tri Pointe Homes, Inc.	27,021	774,962
*	Under Armour, Inc., Class A	19,900	176,513
*	Under Armour, Inc., Class C	22,472	180,675
*	Unifi, Inc.	5,046	44,304
*	Universal Electronics, Inc.	3,964	39,838
*	Universal Technical Institute, Inc.	8,739	61,697
	Upbound Group, Inc.	8,812	234,928
*	Urban Outfitters, Inc.	25,412	687,649
*	Vera Bradley, Inc.	8,847	46,358
	VF Corp.	4,338	101,986
*	VOXX International Corp.	7,772	99,248
	Weyco Group, Inc.	3,084	83,700
	Winnebago Industries, Inc.	8,637	502,155
* ††	Zagg, Inc.	5,384	0
*	Zumiez, Inc.	5,100	89,174

TOTAL CONSUMER DISCRETIONARY			56,590,676

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (4.0%)
	Alico, Inc.	2,400	$56,544
	Andersons, Inc.	10,801	482,805
*	BellRing Brands, Inc.	6,703	241,241
#	Calavo Growers, Inc.	2,086	66,669
*	Central Garden & Pet Co.	3,200	117,888
*	Central Garden & Pet Co, Class A	11,216	396,261
*	Darling Ingredients, Inc.	7,873	468,995
*	Duckhorn Portfolio, Inc.	12,202	184,250
	Edgewell Personal Care Co.	13,948	609,109
*	Farmer Bros Co.	5,200	14,820
	Fresh Del Monte Produce, Inc.	13,068	375,182
*	Grocery Outlet Holding Corp.	11,507	342,678
*	Hain Celestial Group, Inc.	8,406	150,720
*	Hostess Brands, Inc.	31,604	814,119
	Ingles Markets, Inc., Class A	3,951	363,650
	Ingredion, Inc.	8,182	868,683
	Lifevantage Corp.	2,900	9,570
	MGP Ingredients, Inc.	1,313	129,567
*	Mission Produce, Inc.	2,239	25,502
	Molson Coors Beverage Co., Class B	27,312	1,624,518
	Natural Grocers by Vitamin Cottage, Inc.	6,617	71,397
*	Nature’s Sunshine Products, Inc.	5,004	54,844
	Nu Skin Enterprises, Inc., Class A	7,665	302,461
	Oil-Dri Corp. of America	2,079	88,108
*	Performance Food Group Co.	3,395	212,832
*	Post Holdings, Inc.	10,929	988,965
	PriceSmart, Inc.	4,401	324,266
*	Seneca Foods Corp., Class A	1,485	70,686
*	Simply Good Foods Co.	14,276	519,218
	SpartanNash Co.	10,756	263,737
	Spectrum Brands Holdings, Inc.	8,388	557,802
*	Sprouts Farmers Market, Inc.	7,117	246,675
	Tootsie Roll Industries, Inc.	2,987	122,109
*	TreeHouse Foods, Inc.	13,420	714,615
*	US Foods Holding Corp.	15,896	610,406
*	United Natural Foods, Inc.	15,914	433,975
*	USANA Health Sciences, Inc.	2,402	159,421
	Village Super Market, Inc., Class A	3,681	80,577
	Weis Markets, Inc.	6,418	529,421
# *	Whole Earth Brands, Inc.	2,362	5,669

TOTAL CONSUMER STAPLES			13,699,955

ENERGY — (41%)
	Archrock, Inc.	44,368	456,547
	ChampionX Corp.	20,266	548,803
*	Clean Energy Fuels Corp.	56,392	240,794
	Delek US Holdings, Inc.	16,672	362,616
*	DMC Global, Inc.	606	11,478
*	Dril-Quip, Inc.	9,081	247,730
*	Expro Group Holdings NV	4,400	87,516
*	Forum Energy Technologies, Inc.	2,297	50,902
*	Geospace Technologies Corp.	3,758	27,133
*	Green Plains, Inc.	6,243	213,323
*	Helix Energy Solutions Group, Inc.	42,491	308,060
	Helmerich & Payne, Inc.	13,622	451,706
	HF SInc.lair Corp.	40,798	1,799,600
*	Independence Contract Drilling, Inc.	2,563	7,843
	Liberty Energy, Inc.	35,505	454,819
*	Nabors Industries Ltd.	325	32,415

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	National Energy Services Reunited Corp.	26,039	$79,419
*	Natural Gas Services Group, Inc.	4,461	45,948
*	Newpark Resources, Inc.	27,372	109,488
# *	NexTier Oilfield Solutions, Inc.	28,680	231,734
	NOV, Inc.	61,555	1,031,046
*	Oceaneering International, Inc.	17,485	310,009
*	Oil States International, Inc.	18,990	133,690
	Patterson-UTI Energy, Inc.	42,848	479,469
	PBF Energy, Inc., Class A	26,939	939,094
*	ProPetro Holding Corp.	28,061	194,743
	Range Resources Corp.	22,829	603,827
*	REX American Resources Corp.	5,319	150,474
	RPC, Inc.	44,776	330,895
	Select Energy Services, Inc., Class A	26,160	194,369
	Sitio Royalties Corp., Class A	9,676	245,674
	Solaris Oilfield Infrastructure, Inc., Class A	5,772	44,329
*	TechnipFMC PLC	86,764	1,187,799
*	Tidewater, Inc.	10,315	464,484
# *	Transocean Ltd.	170,805	1,007,749
*	US Silica Holdings, Inc.	17,898	233,569
	Vitesse Energy, Inc.	4,373	80,463
	World Fuel Services Corp.	18,657	441,051

TOTAL ENERGY			13,840,608

FINANCIALS — (25.8%)
	1st Source Corp.	5,639	235,033
*	Acacia Research Corp.	11,087	42,685
#	ACNB Corp.	1,459	44,251
	Affiliated Managers Group, Inc.	4,077	588,637
	Alerus Financial Corp.	4,356	62,683
	Ally Financial, Inc.	36,470	962,079
	Amalgamated Financial Corp.	6,562	106,829
	A-Mark Precious Metals, Inc.	3,702	132,532
*	Ambac Financial Group, Inc.	13,700	218,515
	Amerant Bancorp, Inc.	7,261	135,055
	American Equity Investment Life Holding Co.	24,543	945,887
	American National Bankshares, Inc.	2,683	77,512
	Ameris BanCorp	18,718	627,053
	Ames National Corp.	2,367	45,588
	Argo Group International Holdings Ltd.	6,054	178,048
	Arrow Financial Corp.	4,328	93,441
*	AssetMark Financial Holdings, Inc.	5,246	160,947
	Associated Banc-Corp.	35,897	640,043
	Associated Capital Group, Inc., Class A	306	11,423
	Assured Guaranty Ltd.	13,118	706,667
#	Atlantic Union Bankshares Corp.	20,288	580,643
*	Atlanticus Holdings Corp.	2,725	79,461
	Axis Capital Holdings Ltd.	14,360	811,914
*	Axos Financial, Inc.	16,226	659,911
	Banc of California, Inc.	16,271	184,676
	BancFirst Corp.	2,497	199,485
*	Bancorp, Inc.	11,095	354,041
	Bank of Marin BanCorp	4,948	87,233
	Bank of NT Butterfield & Son Ltd.	3,146	80,947
	Bank OZK	21,572	770,552
	BankFinancial Corp.	3,100	25,652
	BankUnited, Inc.	20,789	468,792
	Bankwell Financial Group, Inc.	1,826	42,473
	Banner Corp.	8,029	400,808

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Bar Harbor Bankshares	4,147	$102,846
	BayCom Corp.	3,607	60,165
	BCB Bancorp, Inc.	5,064	59,755
	Berkshire Hills Bancorp, Inc.	12,128	257,963
*	Blue Foundry BanCorp.	4,624	44,483
	Blue Ridge Bankshares, Inc.	4,083	39,483
*	BM Technologies, Inc.	554	1,662
	BOK Financial Corp.	9,705	813,958
	Bread Financial Holdings, Inc.	10,824	298,742
*	Bridgewater Bancshares, Inc.	3,669	36,507
*	Brighthouse Financial, Inc.	15,826	699,509
	Brookline Bancorp, Inc.	24,590	234,589
	Business First Bancshares, Inc.	5,554	85,643
	Byline Bancorp, Inc.	9,356	181,039
	C&F Financial Corp.	728	38,766
	Cadence Bank	31,468	636,283
	Cambridge Bancorp.	1,384	71,484
	Camden National Corp.	3,508	112,081
*	Cannae Holdings, Inc.	16,573	302,291
	Capital Bancorp, Inc.	1,866	31,442
	Capital City Bank Group, Inc.	3,510	106,915
	Capitol Federal Financial, Inc.	37,523	232,643
	Capstar Financial Holdings, Inc.	6,833	91,426
	Carlyle Group, Inc.	6,874	208,488
*	Carter Bankshares, Inc.	6,178	79,387
	Cass Information Systems, Inc.	2,569	93,974
	Cathay General Bancorp	19,842	632,365
	Central Pacific Financial Corp.	5,722	90,865
	Central Valley Community Bancorp	3,231	47,173
	Chemung Financial Corp.	687	27,583
	Citizens & Northern Corp.	3,770	72,007
	Civista Bancshares, Inc.	4,388	69,638
	CNA Financial Corp.	5,271	205,095
	CNB Financial Corp.	5,545	104,024
	Codorus Valley Bancorp, Inc.	2,623	51,568
	Colony Bankcorp, Inc.	4,760	47,029
	Columbia Banking System, Inc.	39,766	849,402
# *	Columbia Financial, Inc.	5,134	86,148
	Comerica, Inc.	7,243	314,129
	Community Bank System, Inc.	5,680	283,773
	Community Financial Corp.	1,752	53,436
	Community Trust Bancorp, Inc.	4,858	174,937
	ConnectOne Bancorp, Inc.	10,393	164,002
*	Consumer Portfolio Services, Inc.	5,067	52,747
*	CrossFirst Bankshares, Inc.	12,402	124,392
*	Customers Bancorp, Inc.	8,741	190,903
	CVB Financial Corp.	6,196	92,754
	Dime Community Bancshares, Inc.	10,625	218,875
	Donegal Group, Inc., Class A	7,840	110,387
	Eagle Bancorp Montana, Inc.	1,400	19,628
	Eagle Bancorp, Inc.	8,953	224,720
	East West Bancorp, Inc.	9,865	509,922
	Eastern Bankshares, Inc.	29,815	347,345
*	eHealth, Inc.	454	2,724
	Employers Holdings, Inc.	7,389	292,530
*	Encore Capital Group, Inc.	5,930	304,683
*	Enova International, Inc.	8,573	376,526
*	Enstar Group Ltd.	3,041	731,665
	Enterprise Bancorp, Inc.	2,368	68,293

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Enterprise Financial Services Corp.	9,682	$414,002
	Equity Bancshares, Inc., Class A	4,772	112,381
	Esquire Financial Holdings, Inc.	427	16,508
	Essent Group Ltd.	18,391	781,066
	Evans Bancorp, Inc.	1,450	44,732
	Everest Re Group Ltd.	2,918	1,103,004
*	EZCORP, Inc., Class A	16,554	142,530
	F&G Annuities & Life, Inc.	1,321	24,214
#	Farmers & Merchants Bancorp, Inc.	288	6,566
	Farmers National Banc Corp.	9,510	111,172
	FB Financial Corp.	12,658	372,525
	Federal Agricultural Mortgage Corp., Class C.	1,692	225,527
	Fidelity National Financial, Inc.	25,432	902,582
	Financial Institutions, Inc.	4,756	83,135
	First American Financial Corp.	20,698	1,192,412
	First Bancorp	8,483	261,107
	First Bancorp	38,277	449,755
	First Bancorp, Inc.	2,300	56,810
	First Bancshares, Inc.	4,806	120,631
	First Bank.	5,876	57,056
	First Busey Corp.	14,729	267,773
	First Business Financial Services, Inc.	2,501	71,754
	First Citizens BancShares, Inc., Class A.	846	852,074
	First Commonwealth Financial Corp.	25,755	321,422
	First Community Bankshares, Inc.	4,987	116,746
	First Community Corp.	600	12,738
	First Financial Bancorp	25,997	538,138
	First Financial Corp.	2,404	83,058
	First Foundation, Inc.	13,759	86,544
	First Hawaiian, Inc.	24,348	465,290
	First Horizon Corp.	74,501	1,307,493
	First Internet Bancorp	2,790	41,041
	First Interstate BancSystem, Inc., Class A.	13,826	353,807
	First Merchants Corp.	16,144	471,082
	First Mid Bancshares, Inc.	4,406	116,142
	First Northwest Bancorp	1,286	15,869
	First of Long Island Corp.	6,657	77,887
*	First Western Financial, Inc.	1,560	27,706
	Flushing Financial Corp.	8,815	106,044
	FNB Corp.	56,146	644,556
	FS Bancorp, Inc.	2,327	69,601
	Fulton Financial Corp.	45,928	547,921
# *	FVCBankcorp, Inc.	731	7,025
*	Genworth Financial, Inc., Class A	110,404	641,447
	German American Bancorp, Inc.	1,538	44,710
	Great Southern Bancorp, Inc.	3,335	169,685
*	Green Dot Corp., Class A.	11,474	197,238
*	Greenlight Capital Re Ltd., Class A	7,969	77,937
	Guaranty Bancshares, Inc.	1,531	36,912
	Hancock Whitney Corp.	19,473	711,154
	Hanmi Financial Corp.	8,720	140,915
	HarborOne Bancorp, Inc.	13,588	146,071
	HBT Financial, Inc.	289	5,098
	Heartland Financial USA, Inc.	10,551	343,541
	Heritage Commerce Corp.	15,470	131,495
	Heritage Financial Corp.	10,056	177,086
#	Hingham Institution For Savings	225	43,776
	Home Bancorp, Inc.	2,324	72,811
	Home BancShares, Inc.	30,810	670,734

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	HomeStreet, Inc.	3,600	$35,136
	HomeTrust Bancshares, Inc.	487	10,164
	Hope Bancorp, Inc.	31,403	285,767
	Horace Mann Educators Corp.	10,597	331,474
	Horizon Bancorp, Inc.	12,039	126,771
	Independent Bank Corp.	6,102	341,712
	Independent Bank Corp.	6,289	112,070
	Independent Bank Group, Inc.	10,991	399,853
	International Bancshares Corp.	13,830	590,126
	Invesco Ltd.	82,884	1,419,803
	Investar Holding Corp.	2,815	37,777
	Investors Title Co.	336	49,990
	Jackson Financial, Inc., Class A.	15,209	547,676
	James River Group Holdings Ltd.	7,503	146,083
	Janus Henderson Group PLC	25,322	657,106
	Jefferies Financial Group, Inc.	37,162	1,190,299
	Kearny Financial Corp.	20,045	156,151
	Kemper Corp.	17,078	830,845
	KeyCorp	4,810	54,161
	Lakeland Bancorp, Inc.	15,301	219,416
	LCNB Corp.	2,465	37,714
*	LendingClub Corp.	22,159	159,102
	Live Oak Bancshares, Inc.	4,589	108,117
	Luther Burbank Corp.	11,664	105,443
	Macatawa Bank Corp.	10,179	95,174
	MainStreet Bancshares, Inc.	866	18,610
	Mercantile Bank Corp.	4,297	120,574
	Merchants Bancorp	8,128	188,570
	Mercury General Corp.	12,809	389,522
	Meridian Corp.	1,862	17,410
#	Metrocity Bankshares, Inc.	1,921	31,408
# *	Metropolitan Bank Holding Corp.	2,873	92,195
	MGIC Investment Corp.	55,855	830,564
	Mid Penn Bancorp, Inc.	3,685	83,355
	Midland States Bancorp, Inc.	6,311	126,220
	MidWestOne Financial Group, Inc.	3,605	74,623
*	Mr Cooper Group, Inc.	10,331	478,325
	MVB Financial Corp.	1,763	32,175
	National Bank Holdings Corp., Class A	6,416	204,029
	National Bankshares, Inc.	833	25,165
	National Western Life Group, Inc., Class A	877	223,617
	Navient Corp.	31,054	513,633
	NBT Bancorp, Inc.	8,899	286,904
	Nelnet, Inc., Class A	6,145	591,763
	New York Community Bancorp, Inc.	159,367	1,703,623
*	Nicolet Bankshares, Inc.	3,733	213,938
*	NMI Holdings, Inc., Class A.	22,575	528,255
	Northeast Bank	2,260	83,281
#	Northeast Community Bancorp, Inc.	2,108	27,552
	Northfield Bancorp, Inc.	14,286	148,860
	Northrim Bancorp, Inc.	1,300	44,915
	Northwest Bancshares, Inc.	34,632	404,848
	Norwood Financial Corp.	406	10,913
	OceanFirst Financial Corp.	15,684	250,944
*	Ocwen Financial Corp.	2,286	65,837
	OFG Bancorp	12,504	319,727
	Old National Bancorp	25,536	342,438
	Old Republic International Corp.	63,596	1,607,071
	Old Second Bancorp, Inc.	2,620	32,200

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	OneMain Holdings, Inc.	16,253	$623,628
	OP Bancorp	4,129	37,533
# *	Oportun Financial Corp.	3,323	13,525
	Oppenheimer Holdings, Inc., Class A.	2,246	83,978
	Origin Bancorp, Inc.	6,286	184,997
	Orrstown Financial Services, Inc.	3,080	59,044
	Pacific Premier Bancorp, Inc.	25,844	574,771
	PacWest Bancorp	25,239	256,176
	Park National Corp.	750	81,240
	Parke Bancorp, Inc.	1,744	29,979
	Pathward Financial, Inc.	3,311	147,439
*	Paysafe Ltd.	3,156	45,320
	PCB Bancorp	3,867	53,442
	Peapack-Gladstone Financial Corp.	4,995	132,667
	Penns Woods Bancorp, Inc.	542	12,623
	PennyMac Financial Services, Inc.	11,920	744,881
	Peoples Bancorp of North Carolina, Inc.	700	19,656
	Peoples Bancorp, Inc.	8,185	213,301
	Peoples Financial Services Corp.	1,223	49,348
	Pinnacle Financial Partners, Inc.	10,902	591,215
	Piper Sandler Cos	1,963	265,869
*	Ponce Financial Group, Inc.	4,800	35,856
	Popular, Inc.	14,577	874,766
*	PRA Group, Inc.	10,489	380,436
	Preferred Bank	2,718	130,681
	Premier Financial Corp.	9,732	161,648
	Primis Financial Corp.	6,655	58,897
	Princeton Bancorp, Inc.	25	717
	ProAssurance Corp.	13,684	245,765
*	PROG Holdings, Inc.	6,203	187,517
	Prosperity Bancshares, Inc.	19,566	1,225,223
#	Provident Bancorp, Inc.	2,278	15,559
	Provident Financial Services, Inc.	20,294	354,739
	QCR Holdings, Inc.	4,338	179,593
	Radian Group, Inc.	27,142	658,736
	RBB Bancorp	4,729	58,829
	Red River Bancshares, Inc.	588	27,048
	Regional Management Corp.	2,679	71,690
	Reinsurance Group of America, Inc.	4,530	644,710
	RenaissanceRe Holdings Ltd.	241	51,914
	Renasant Corp.	14,288	401,779
*	Repay Holdings Corp.	6,789	42,567
	Republic Bancorp, Inc., Class A	3,891	152,916
# *	Republic First Bancorp, Inc.	16,007	19,689
	Richmond Mutual BanCorp, Inc.	550	5,494
	Riverview Bancorp, Inc.	4,900	25,112
	S&T Bancorp, Inc.	10,418	286,808
	Safety Insurance Group, Inc.	2,762	201,875
	Sandy Spring Bancorp, Inc.	11,815	265,601
	Seacoast Banking Corp. of Florida	8,537	189,436
*	Security National Financial Corp., Class A.	2,579	19,317
	Shore Bancshares, Inc.	5,417	71,938
	Sierra Bancorp	4,635	75,968
	Simmons First National Corp., Class A	33,203	554,822
*	SiriusPoint Ltd.	42,599	370,185
	SLM Corp.	14,803	222,341
	SmartFinancial, Inc.	4,132	89,003
	South Plains Financial, Inc.	3,123	64,115
*	Southern First Bancshares, Inc.	2,262	62,386

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Southern Missouri Bancorp, Inc.	2,534	$91,933
	Southside Bancshares, Inc.	5,106	162,013
	SouthState Corp.	18,992	1,310,068
	Stellar Bancorp, Inc.	13,375	306,822
	Stewart Information Services Corp.	6,712	279,555
	Stifel Financial Corp.	16,878	1,012,174
	Stock Yards Bancorp, Inc.	2,431	118,147
*	StoneX Group, Inc.	3,890	381,492
	Summit Financial Group, Inc.	2,814	54,676
	Synovus Financial Corp.	23,483	723,276
	Territorial Bancorp, Inc.	2,739	45,878
*	Texas Capital Bancshares, Inc.	11,335	569,584
	TFS Financial Corp.	3,054	36,770
	Timberland Bancorp, Inc.	1,300	33,475
	Tiptree, Inc.	10,446	143,841
	Tompkins Financial Corp.	1,660	97,309
	Towne Bank.	19,389	459,325
	TriCo Bancshares	6,114	218,942
#	Trinity Capital, Inc.	1,953	23,748
*	Triumph Financial, Inc.	1,884	97,893
	TrustCo Bank Corp. NY	5,345	159,495
	Trustmark Corp.	14,066	336,037
	UMB Financial Corp.	2,656	168,948
	United Bankshares, Inc.	22,649	750,361
	United Community Banks, Inc.	18,535	461,521
	United Fire Group, Inc.	6,394	171,999
	Unity Bancorp, Inc.	1,986	45,976
	Universal Insurance Holdings, Inc.	8,877	136,883
	Univest Financial Corp.	8,210	165,185
	Unum Group	39,977	1,687,029
	Valley National Bancorp	97,980	919,052
	Veritex Holdings, Inc.	13,902	239,253
	Victory Capital Holdings, Inc., Class A.	2,530	77,266
	Virginia National Bankshares Corp.	813	26,609
	Virtu Financial, Inc., Class A	1,764	35,368
	Virtus Investment Partners, Inc.	676	123,174
	Voya Financial, Inc.	14,014	1,071,791
	Walker & Dunlop, Inc.	4,459	300,135
	Washington Federal, Inc.	17,645	494,766
	Washington Trust Bancorp, Inc.	1,943	54,618
	Waterstone Financial, Inc.	6,614	91,604
	Webster Financial Corp.	28,458	1,061,483
	WesBanco, Inc.	15,539	413,648
	West Bancorp, Inc.	3,070	52,896
	Westamerica Bancorp	2,603	105,447
	Western Alliance Bancorp	8,942	331,927
	Western New England Bancorp, Inc.	5,200	35,204
	Westwood Holdings Group, Inc.	546	6,699
	White Mountains Insurance Group Ltd.	539	771,923
	Wintrust Financial Corp.	9,234	631,329
*	World Acceptance Corp.	466	47,019
	WSFS Financial Corp.	16,039	564,092
	Zions Bancorp NA	10,561	294,229

TOTAL FINANCIALS			88,181,513

HEALTH CARE — (6.7%)
*	23andMe Holding Co., Class A	6,054	11,926
*	Acadia Healthcare Co., Inc.	9,133	660,225
# *	AdaptHealth Corp.	6,581	78,182

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Addus Homecare Corp.	5,414	$442,540
# *	Adicet Bio, Inc.	2,430	14,191
# *	Agiliti, Inc.	9,768	163,321
*	Agios Pharmaceuticals, Inc.	14,553	332,827
# *	Allogene Therapeutics, Inc.	18,514	100,531
# *	ALX Oncology Holdings, Inc.	2,574	15,290
*	Amedisys, Inc.	4,690	376,607
*	American Well Corp., Class A	31,373	68,707
*	Amneal Pharmaceuticals, Inc.	6,638	12,811
*	Amphastar Pharmaceuticals, Inc.	5,457	195,197
*	AnaptysBio, Inc.	5,029	104,704
*	AngioDynamics, Inc.	11,516	95,813
*	ANI Pharmaceuticals, Inc.	3,792	143,034
*	Anika Therapeutics, Inc.	4,896	125,631
*	Arcus Biosciences, Inc.	6,578	117,417
*	Artivion, Inc.	5,856	81,223
*	Avanos Medical, Inc.	12,936	382,129
*	Avidity Biosciences, Inc.	5,223	64,765
*	Avita Medical, Inc.	1,845	28,634
# *	Biomea Fusion, Inc.	1,303	38,399
*	Brookdale Senior Living, Inc.	30,008	128,734
*	C4 Therapeutics, Inc.	5,992	18,096
*	Castle Biosciences, Inc.	2,212	50,058
*	Century Therapeutics, Inc.	1,182	3,700
*	Certara, Inc.	15,527	375,288
*	Collegium Pharmaceutical, Inc.	2,378	55,336
*	Computer Programs & Systems, Inc.	3,355	86,827
*	Cross Country Healthcare, Inc.	5,716	125,638
# *	CryoPort, Inc.	1,423	29,940
*	Cullinan Oncology, Inc.	4,338	42,209
*	Cumberland Pharmaceuticals, Inc.	6,200	10,602
	DENTSPLY SIRONA, Inc.	20,265	849,711
*	Dynavax Technologies Corp.	2,288	23,818
*	Eagle Pharmaceuticals, Inc.	2,329	65,398
*	Editas Medicine, Inc.	11,498	93,824
*	Elanco Animal Health, Inc.	65,840	623,505
*	Electromed, Inc.	666	7,293
*	Emergent BioSolutions, Inc.	9,730	85,916
*	Enhabit, Inc.	6,498	79,600
*	Enovis Corp.	14,610	851,032
*	Envista Holdings Corp.	31,343	1,206,392
*	Enzo Biochem, Inc.	10,600	26,818
*	FONAR Corp.	1,044	16,469
# *	Fulcrum Therapeutics, Inc.	2,323	5,807
# *	Fulgent Genetics, Inc.	8,076	238,807
# *	Generation Bio Co.	10,700	52,644
*	GoodRx Holdings, Inc., Class A	14,044	65,585
*	Harvard Bioscience, Inc.	6,000	34,320
	HealthStream, Inc.	6,475	159,544
*	Heska Corp.	504	59,049
*	Ideaya Biosciences, Inc.	3,295	60,167
*	Immunovant, Inc.	6,920	111,689
*	Innoviva, Inc.	23,315	273,485
*	Inogen, Inc.	7,512	99,985
*	Integer Holdings Corp.	7,867	647,847
*	Ironwood Pharmaceuticals, Inc.	14,067	146,437
*	iTeos Therapeutics, Inc.	3,212	44,133
# *	KalVista Pharmaceuticals, Inc.	4,018	34,274
*	Kodiak Sciences, Inc.	7,723	33,827

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Kura Oncology, Inc.	6,223	$60,612
*	LENSAR, Inc.	858	2,454
*	LifeStance Health Group, Inc.	4,077	33,228
*	Ligand Pharmaceuticals, Inc.	2,393	182,706
*	LivaNova PLC	6,803	325,864
#	Mesa Laboratories, Inc.	603	100,406
*	Myriad Genetics, Inc.	21,889	466,017
	National HealthCare Corp.	4,992	289,087
*	Nektar Therapeutics.	16,221	12,203
*	NeoGenomics, Inc.	13,101	191,537
*	Neuronetics, Inc.	4,549	10,417
*	NextGen Healthcare, Inc.	5,285	88,471
# *	NGM Biopharmaceuticals, Inc.	14,800	66,748
# *	Nkarta, Inc.	1,298	6,425
*	Nurix Therapeutics, Inc.	3,249	31,288
*	NuVasive, Inc.	7,584	326,415
*	Olema Pharmaceuticals, Inc.	4,664	22,341
*	OmniAb, Inc.	2,309	8,035
*	OmniAb, Inc.	907	0
*	OmniAb, Inc.	907	0
*	Omnicell, Inc.	421	25,584
# *	OPKO Health, Inc.	56,403	82,912
*	OraSure Technologies, Inc.	23,871	162,323
*	Organogenesis Holdings, Inc.	14,062	28,827
	Organon & Co.	933	22,980
*	ORIC Pharmaceuticals, Inc.	2,838	14,672
*	Orthofix Medical, Inc.	9,942	187,208
*	Owens & Minor, Inc.	13,413	208,438
*	Pacira BioSciences, Inc.	4,115	186,451
	Patterson Cos., Inc.	14,679	397,948
* ††	PDL BioPharma, Inc.	11,311	18,240
*	Pediatrix Medical Group, Inc.	21,328	305,630
	Perrigo Co PLC	28,145	1,046,713
*	PetIQ, Inc.	5,025	59,245
	Phibro Animal Health Corp., Class A	3,800	59,128
# *	Poseida Therapeutics, Inc.	9,721	25,663
*	Prelude Therapeutics, Inc.	6,582	42,520
	Premier, Inc., Class A	13,799	459,921
*	Prestige Consumer Healthcare, Inc.	9,555	587,919
#	ProPhase Labs, Inc.	2,203	16,522
*	Protagonist Therapeutics, Inc.	7,190	162,494
*	Quanterix Corp.	2,488	31,448
*	REGENXBIO, Inc.	8,262	159,952
*	Sage Therapeutics, Inc.	8,761	427,975
*	Seer, Inc.	6,966	23,266
	Select Medical Holdings Corp.	10,943	333,761
*	Supernus Pharmaceuticals, Inc.	8,821	325,142
*	Sutro Biopharma, Inc.	13,022	55,474
*	Syneos Health, Inc.	2,924	114,796
*	Taro Pharmaceutical Industries Ltd.	7,103	178,996
*	Teladoc Health, Inc.	14,348	380,652
*	Terns Pharmaceuticals, Inc.	2,613	34,100
	Universal Health Services, Inc., Class B	16,077	2,417,177
	Utah Medical Products, Inc.	400	37,936
*	Vanda Pharmaceuticals, Inc.	18,376	112,829
*	Varex Imaging Corp.	13,258	235,197
*	Veracyte, Inc.	15,450	349,788
*	Veradigm, Inc.	35,681	445,656
*	Vir Biotechnology, Inc.	479	12,047

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Viracta Therapeutics, Inc.	3,338	$4,306
*	Xencor, Inc.	8,458	223,630
# *	XOMA Corp.	662	12,174

TOTAL HEALTH CARE.			22,819,802

INDUSTRIALS — (20.7%)
*	3D Systems Corp.	28,367	259,842
*	AAR Corp.	10,315	544,426
	ABM Industries, Inc.	15,102	643,043
	ACCO Brands Corp.	23,386	107,108
	Acme United Corp.	800	20,960
	Acuity Brands, Inc.	1,018	160,213
	AGCO Corp.	12,422	1,539,583
	Air Lease Corp.	29,576	1,189,547
	Alamo Group, Inc.	3,439	607,774
*	Alaska Air Group, Inc.	166	7,214
*	Alight, Inc., Class A	30,983	286,593
	Allied Motion Technologies, Inc.	4,747	163,392
	Alta Equipment Group, Inc.	8,018	113,374
*	American Superconductor Corp.	8,401	34,024
*	American Woodmark Corp.	4,684	236,636
*	API Group Corp.	4,801	109,271
	Apogee Enterprises, Inc.	6,087	259,063
	ARC Document Solutions, Inc.	15,000	45,600
	ArcBest Corp.	7,233	682,795
	Arcosa, Inc.	13,644	921,516
	Argan, Inc.	3,568	143,541
*	ASGN, Inc.	8,232	589,329
	Astec Industries, Inc.	6,477	267,371
*	Astronics Corp.	8,264	121,811
*	Asure Software, Inc.	5,807	77,465
*	AZEK Co., Inc.	22,705	616,214
	AZZ, Inc.	3,989	150,505
	Barnes Group, Inc.	14,703	617,967
# *	Beacon Roofing Supply, Inc.	14,220	855,760
	BGSF, Inc.	1,600	15,408
*	BlueLinx Holdings, Inc.	2,431	170,316
	Boise Cascade Co.	11,682	797,997
	Brady Corp., Class A	8,730	445,492
*	BrightView Holdings, Inc.	27,293	150,930
*	Builders FirstSource, Inc.	24,363	2,308,881
*	CACI International, Inc., Class A	1,880	589,042
*	CBIZ, Inc.	7,321	385,743
*	CECO Environmental Corp.	12,455	144,603
*	CIRCOR International, Inc.	1,100	30,624
*	Civeo Corp.	3,828	73,689
*	Clarivate PLC	43,331	383,913
	Columbus McKinnon Corp.	7,859	272,786
*	Commercial Vehicle Group, Inc.	8,639	63,324
	Concentrix Corp.	5,459	526,848
*	Concrete Pumping Holdings, Inc.	11,209	77,903
*	Conduent, Inc.	58,988	207,048
*	Construction Partners, Inc., Class A	2,248	58,313
	Covenant Logistics Group, Inc.	3,467	136,565
	CRA International, Inc.	1,236	129,953
	Deluxe Corp.	10,799	163,605
*	Distribution Solutions Group, Inc.	1,240	57,883
*	DLH Holdings Corp.	1,750	17,097
*	Ducommun, Inc.	3,684	184,200

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Dun & Bradstreet Holdings, Inc.	61,581	$687,860
*	DXP Enterprises, Inc.	5,281	133,081
*	Dycom Industries, Inc.	3,028	280,453
	Eastern Co.	1,042	18,495
	EMCOR Group, Inc.	4,279	731,709
	Encore Wire Corp.	4,821	753,667
	Enerpac Tool Group Corp.	2,626	62,394
	EnerSys	6,822	566,021
	Eneti, Inc.	1,185	10,155
	Ennis, Inc.	8,289	161,055
	EnPro Industries, Inc.	5,896	555,816
	Esab Corp.	8,696	507,499
	ESCO Technologies, Inc.	6,001	561,514
# *	EVI Industries, Inc.	201	4,006
	Federal Signal Corp.	7,757	398,555
*	First Advantage Corp.	26,743	343,915
	Flowserve Corp.	10,350	345,586
*	Fluor Corp.	13,263	385,423
*	Forrester Research, Inc.	2,025	62,653
	Fortune Brands Innovations, Inc.	13,548	876,420
# *	FuelCell Energy, Inc.	21,262	39,973
*	Gates Industrial Corp. PLC	77,664	1,046,134
	GATX Corp.	6,688	761,830
*	Gencor Industries, Inc.	1,912	25,238
*	Gibraltar Industries, Inc.	7,051	352,832
*	GMS, Inc.	7,150	415,129
	Gorman-Rupp Co.	2,800	68,740
*	Graham Corp.	3,300	42,471
	Granite Construction, Inc.	13,630	519,712
*	Great Lakes Dredge & Dock Corp.	14,405	82,541
	Greenbrier Cos., Inc.	9,305	246,117
	Griffon Corp.	9,746	277,274
*	Harsco Corp.	19,072	131,025
# *	Hayward Holdings, Inc.	28,986	348,991
	Healthcare Services Group, Inc.	13,935	217,525
	Heartland Express, Inc.	12,977	187,907
	Heidrick & Struggles International, Inc.	5,781	145,161
	Helios Technologies, Inc.	5,013	301,482
	Herc Holdings, Inc.	2,280	228,046
# *	Hertz Global Holdings, Inc.	25,571	426,524
	Hillenbrand, Inc.	12,465	568,653
	HNI Corp.	8,462	219,843
*	Hub Group, Inc., Class A	6,353	479,016
*	Hudson Global, Inc.	783	17,030
*	Hudson Technologies, Inc.	8,682	67,112
	Huntington Ingalls Industries, Inc.	1,844	371,861
	Hurco Cos., Inc.	2,372	53,204
*	Huron Consulting Group, Inc.	3,943	334,327
	Hyster-Yale Materials Handling, Inc.	2,463	129,702
	ICF International, Inc.	3,400	387,600
*	IES Holdings, Inc.	3,581	154,663
	Insteel Industries, Inc.	6,591	181,450
	Interface, Inc.	13,837	108,482
	ITT, Inc.	129	10,893
*	JELD-WEN Holding, Inc.	15,620	199,624
	Kaman Corp.	8,768	193,510
*	KAR Auction Services, Inc.	31,911	432,075
	Kelly Services, Inc., Class A	9,787	160,605
	Kennametal, Inc.	17,787	461,750

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Kimball International, Inc., Class B	11,661	$143,547
*	Kirby Corp.	11,308	812,367
	Knight-Swift Transportation Holdings, Inc.	32,720	1,842,790
	Korn Ferry	10,727	515,111
*	Kratos Defense & Security Solutions, Inc.	17,442	225,002
*	L B Foster Co., Class A	2,470	27,615
*	Limbach Holdings, Inc.	2,320	39,301
*	Liquidity Services, Inc.	3,974	51,940
	LSI Industries, Inc.	6,900	87,561
	Luxfer Holdings PLC	5,191	79,163
*	Manitowoc Co., Inc.	10,482	160,270
	ManpowerGroup, Inc.	5,373	406,790
	Marten Transport Ltd.	13,943	281,509
*	Masonite International Corp.	3,795	346,901
*	MasTec, Inc.	8,813	782,683
*	Mastech Digital, Inc.	560	4,945
*	Masterbrand, Inc.	26,041	210,151
*	Matrix Service Co.	9,360	44,554
	Matson, Inc.	10,993	747,854
	Matthews International Corp., Class A	9,237	349,805
	Maxar Technologies, Inc.	17,651	930,561
	Maximus, Inc.	8,112	678,569
*	Mayville Engineering Co., Inc.	3,816	46,174
	McGrath RentCorp	3,945	350,632
*	Mercury Systems, Inc.	10,810	515,313
	Miller Industries, Inc.	3,650	118,990
	MillerKnoll, Inc.	14,615	248,601
*	Mistras Group, Inc.	10,831	87,948
	Moog, Inc., Class A	5,428	489,117
*	MRC Global, Inc.	17,929	174,628
	Mueller Industries, Inc.	11,371	817,006
	Mueller Water Products, Inc., Class A	21,748	291,423
*	MYR Group, Inc.	2,684	343,525
	NL Industries, Inc.	5,312	34,156
*	NN, Inc.	15,900	17,172
*	Northwest Pipe Co.	2,991	82,372
*	NOW, Inc.	32,086	342,358
*	NV5 Global, Inc.	1,807	171,177
	nVent Electric PLC	1,864	78,157
*	Orion Group Holdings, Inc.	9,300	22,134
	Oshkosh Corp.	775	59,303
	Owens Corning	2,992	319,575
*	PAM Transportation Services, Inc.	3,070	68,921
	Park Aerospace Corp.	4,183	54,714
	Park-Ohio Holdings Corp.	4,900	63,553
*	Parsons Corp.	8,058	350,523
	Pentair PLC	1,039	60,345
*	PGT Innovations, Inc.	10,304	264,401
	Powell Industries, Inc.	3,447	138,087
	Preformed Line Products Co.	1,615	200,712
	Primoris Services Corp.	14,529	367,584
# *	Proterra, Inc.	994	1,163
*	Proto Labs, Inc.	6,583	189,393
*	Quad/Graphics, Inc.	14,200	49,558
	Quanex Building Products Corp.	10,484	200,244
*	Radiant Logistics, Inc.	14,977	98,848
*	RCM Technologies, Inc.	794	8,925
	Regal Rexnord Corp.	13,105	1,705,747
*	Resideo Technologies, Inc.	37,922	675,012

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Resources Connection, Inc.	11,739	$171,272
	REV Group, Inc.	16,236	174,212
	Rush Enterprises, Inc., Class A.	9,068	481,601
	Rush Enterprises, Inc., Class B	2,482	145,396
	Ryder System, Inc.	8,502	673,018
	Schneider National, Inc., Class B.	21,875	572,469
	Sensata Technologies Holding PLC	23,162	1,006,389
*	SP Plus Corp.	3,864	132,033
*	SPX Technologies, Inc.	8,015	510,395
	Standex International Corp.	2,055	252,375
	Steelcase, Inc., Class A	22,156	177,248
*	Sterling Infrastructure, Inc.	6,561	242,232
*	Sunrun, Inc.	11,063	232,765
	Tennant Co.	2,977	227,502
	Terex Corp.	12,304	548,635
	Textainer Group Holdings Ltd.	13,951	489,680
*	Thermon Group Holdings, Inc.	10,515	218,502
	Timken Co.	11,600	891,460
*	Titan International, Inc.	13,128	128,129
*	Titan Machinery, Inc.	6,599	206,879
# *	TPI Composites, Inc.	8,437	104,281
	Trinity Industries, Inc.	16,012	383,487
	Triton International Ltd.	19,559	1,616,942
*	TrueBlue, Inc.	9,942	150,621
*	Tutor Perini Corp.	14,089	74,672
	UFP Industries, Inc.	9,050	710,606
#	U-Haul Holding Co.	3,356	204,917
	U-Haul Holding Co.	23,965	1,296,506
*	Ultralife Corp.	3,073	12,876
	UniFirst Corp.	2,971	486,293
*	Univar Solutions, Inc.	24,978	886,719
	Universal Logistics Holdings, Inc.	4,902	125,491
*	V2X, Inc.	1,822	78,710
	Veritiv Corp.	2,385	273,965
	VSE Corp.	3,708	156,811
	Wabash National Corp.	10,149	260,525
	Werner Enterprises, Inc.	10,575	477,673
	WESCO International, Inc.	9,720	1,399,680
*	Willdan Group, Inc.	2,042	29,915
*	Willis Lease Finance Corp.	823	41,561

TOTAL INDUSTRIALS.			70,737,352

INFORMATION TECHNOLOGY — (9.1%)
*	ACI Worldwide, Inc.	25,913	656,376
*	Alpha & Omega Semiconductor Ltd.	9,246	220,794
	Amkor Technology, Inc.	52,846	1,182,165
*	Amtech Systems, Inc.	4,841	41,778
*	Arrow Electronics, Inc.	15,398	1,761,993
*	AstroNova, Inc.	670	9,856
*	Aviat Networks, Inc.	2,496	81,894
	Avnet, Inc.	20,092	828,996
*	AXT, Inc.	13,821	36,902
	Bel Fuse, Inc., Class B	3,300	134,079
	Belden, Inc.	7,663	604,534
	Benchmark Electronics, Inc.	9,999	213,479
*	Brightcove, Inc.	4,848	20,071
*	Cerence, Inc.	5,973	152,610
*	CEVA, Inc.	3,428	86,146
*	Cirrus Logic, Inc.	4,976	426,891

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
# *	Cleanspark, Inc.	2,856	$11,167
	Climb Global Solutions, Inc.	390	17,316
*	Cognyte Software Ltd.	2,798	11,640
# *	Coherent Corp.	1,569	53,566
*	Cohu, Inc.	11,484	388,619
*	Computer Task Group, Inc.	3,298	22,327
	Comtech Telecommunications Corp.	8,297	85,874
*	Consensus Cloud Solutions, Inc.	106	3,957
	CTS Corp.	4,545	178,209
*	Daktronics, Inc.	13,790	66,330
*	Digi International, Inc.	7,591	228,945
*	Digital Turbine, Inc.	891	10,451
*	Diodes, Inc.	7,865	626,840
*	DXC Technology Co.	57,016	1,359,832
# *	E2open Parent Holdings, Inc.	2,271	14,285
	Ebix, Inc.	8,612	140,031
*	ePlus, Inc.	4,768	207,599
# *	EverCommerce, Inc.	5,479	66,132
*	Fabrinet	854	81,087
*	FARO Technologies, Inc.	4,224	98,630
*	Fastly, Inc., Class A	25,339	374,510
*	First Solar, Inc.	5,946	1,085,621
*	Flex Ltd.	57,182	1,176,234
*	FormFactor, Inc.	10,158	277,415
*	Ichor Holdings Ltd.	8,093	225,390
*	Identiv, Inc.	1,152	6,336
	Immersion Corp.	2,490	16,409
	Information Services Group, Inc.	8,029	40,868
*	Insight Enterprises, Inc.	6,066	733,683
	InterDigital, Inc.	7,386	500,328
*	inTEST Corp.	3,000	57,000
*	Intevac, Inc.	6,900	43,677
*	IPG Photonics Corp.	130	14,947
*	Issuer Direct Corp.	552	10,393
*	Iteris, Inc.	13,102	60,400
*	Itron, Inc.	8,139	434,623
	Juniper Networks, Inc.	14,319	431,718
*	Kimball Electronics, Inc.	6,746	135,797
*	Knowles Corp.	22,946	387,328
	Kulicke & Soffa Industries, Inc.	10,470	499,000
*	KVH Industries, Inc.	7,101	74,703
*	Kyndryl Holdings, Inc.	49,488	715,596
	Littelfuse, Inc.	351	85,026
*	LiveRamp Holdings, Inc.	15,185	365,807
*	Luna Innovations, Inc.	5,944	37,328
*	Magnachip Semiconductor Corp.	12,326	109,455
# *	Matterport, Inc.	9,462	22,046
*	MeridianLink, Inc.	8,775	131,098
	Methode Electronics, Inc.	9,852	403,833
*	Mirion Technologies, Inc.	1,397	11,316
# *	Mitek Systems, Inc.	4,552	41,059
#	MKS Instruments, Inc.	6,719	563,523
*	NCR Corp.	15,214	339,120
*	NETGEAR, Inc.	9,022	127,481
*	NetScout Systems, Inc.	20,522	558,404
*	nLight, Inc.	5,753	50,454
*	ON24, Inc.	7,633	66,407
*	One Stop Systems, Inc.	3,504	8,550
*	Onto Innovation, Inc.	8,497	688,087

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	OSI Systems, Inc.	2,812	$317,643
	PC Connection, Inc.	7,291	293,609
	PCTEL, Inc.	2,500	11,900
	PFSweb, Inc.	5,850	23,517
*	Photronics, Inc.	3,432	49,627
*	Plexus Corp.	4,807	420,468
*	Powerfleet, Inc.	3,651	10,478
*	Qorvo, Inc.	10,660	981,573
*	Ribbon Communications, Inc.	36,242	92,779
	Richardson Electronics Ltd.	4,279	66,025
*	Rogers Corp.	2,025	325,924
*	Sanmina Corp.	15,230	795,920
	Sapiens International Corp. NV	2,491	50,144
*	ScanSource, Inc.	8,458	231,326
*	SecureWorks Corp., Class A	3,206	29,078
*	Semtech Corp.	8,627	168,140
*	SolarWinds Corp.	28,889	249,023
*	Stratasys Ltd.	18,304	262,845
*	Super Micro Computer, Inc.	9,017	950,662
	TD SYNNEX Corp.	18,648	1,660,418
*	TTM Technologies, Inc.	25,148	296,998
*	Ultra Clean Holdings, Inc.	11,480	327,639
*	Upland Software, Inc.	6,906	25,345
*	Veeco Instruments, Inc.	7,958	146,586
*	Verint Systems, Inc.	9,061	330,636
*	Viasat, Inc.	16,426	575,403
	Vishay Intertechnology, Inc.	32,864	699,675
*	Vishay Precision Group, Inc.	4,379	164,388
	Xerox Holdings Corp.	39,043	611,804

TOTAL INFORMATION TECHNOLOGY.			31,211,944

MATERIALS — (5.2%)
	American Vanguard Corp.	9,347	179,930
*	Ampco-Pittsburgh Corp.	3,968	11,983
*	Arconic Corp.	27,283	675,254
	Ashland, Inc.	7,304	742,159
	Avient Corp.	4,757	183,192
	Berry Global Group, Inc.	15,699	907,559
	Carpenter Technology Corp.	2,767	145,932
	Chase Corp.	1,646	179,957
*	Clearwater Paper Corp.	4,962	179,128
*	Coeur Mining, Inc.	66,036	224,522
	Commercial Metals Co.	25,087	1,171,312
	Compass Minerals International, Inc.	4,076	133,407
	Eastman Chemical Co.	1,191	100,366
	Element Solutions, Inc.	11,964	217,147
	Glatfelter Corp.	10,960	49,539
	Greif, Inc., Class A.	5,496	345,094
	Greif, Inc., Class B.	3,492	274,960
	Hawkins, Inc.	4,044	163,135
	Haynes International, Inc.	2,561	120,393
	HB Fuller Co.	10,279	680,161
	Hecla Mining Co.	139,077	841,416
	Huntsman Corp.	53,497	1,433,185
	Innospec, Inc.	4,563	463,738
*	Intrepid Potash, Inc.	4,139	106,703
	Koppers Holdings, Inc.	4,439	145,644
#	Kronos Worldwide, Inc.	11,194	104,104
	Louisiana-Pacific Corp.	6,083	363,398

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	LSB Industries, Inc.	10,076	$89,979
	Materion Corp.	3,648	395,115
	Mercer International, Inc.	15,626	152,041
	Minerals Technologies, Inc.	9,755	578,081
	Myers Industries, Inc.	2,801	53,079
	Pactiv Evergreen, Inc.	14,122	111,564
*	Ranpak Holdings Corp.	8,004	32,656
	Reliance Steel & Aluminum Co.	9,040	2,240,112
	Ryerson Holding Corp.	10,845	409,616
	Schnitzer Steel Industries, Inc., Class A	8,129	234,847
	Silgan Holdings, Inc.	2,502	123,249
	Sonoco Products Co.	3,384	205,138
	Steel Dynamics, Inc.	2,551	265,176
	Stepan Co.	4,070	375,254
*	TimkenSteel Corp.	9,543	159,750
	TriMas Corp.	6,943	176,422
	Trinseo PLC	7,769	140,774
	WestRock Co.	44,329	1,326,767
	Worthington Industries, Inc.	11,339	673,423

TOTAL MATERIALS			17,886,361

REAL ESTATE — (1.4%)
*	Anywhere Real Estate, Inc.	28,849	183,768
*	Cushman & Wakefield PLC	46,258	455,641
	Douglas Elliman, Inc.	24,062	76,758
*	Five Point Holdings LLC, Class A	18,171	44,519
*	Forestar Group, Inc.	10,863	210,091
*	FRP Holdings, Inc.	2,454	142,332
*	Howard Hughes Corp.	10,322	798,613
*	Jones Lang LaSalle, Inc.	9,546	1,327,276
	Kennedy-Wilson Holdings, Inc.	37,350	626,733
	Marcus & Millichap, Inc.	8,730	274,733
	Newmark Group, Inc., Class A	38,839	246,239
	RE/MAX Holdings, Inc., Class A	6,394	123,468
	Stratus Properties, Inc.	1,919	41,067
*	Tejon Ranch Co.	7,622	131,708

TOTAL REAL ESTATE.			4,682,946

UTILITIES — (0.3%)
	Genie Energy Ltd., Class B	5,803	90,353
	New Jersey Resources Corp.	8,937	461,507
#	Ormat Technologies, Inc.	746	64,014
# *	Sunnova Energy International, Inc.	24,214	434,883

TOTAL UTILITIES			1,050,757

TOTAL COMMON STOCKS Cost ($ 310,579,466)			333,513,984

TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund 4.760%	1,106,886	1,106,886

SECURITIES LENDING COLLATERAL — (2.0%)
@ §	The DFA Short Term Investment Fund	588,120	6,802,787

TOTAL INVESTMENTS — (100.0%) (Cost $ 318,488,714)			$341,423,657

†	See Note B to Financial Statements

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$12,812,070	—	—	$12,812,070
Consumer Discretionary	56,048,848	$541,828	—	56,590,676
Consumer Staples.	13,699,955	—	—	13,699,955
Energy	13,840,608	—	—	13,840,608
Financials	88,181,513	—	—	88,181,513
Health Care.	22,424,955	376,607	$18,240	22,819,802
Industrials	70,737,352	—	—	70,737,352
Information Technology.	31,201,493	10,451	—	31,211,944
Materials.	17,886,361	—	—	17,886,361
Real Estate	4,682,946	—	—	4,682,946
Utilities.	1,050,757	—	—	1,050,757
Temporary Cash Investments	1,106,886	—	—	1,106,886
Securities Lending Collateral	—	6,802,787	—	6,802,787

TOTAL.	$333,673,744	$7,731,673	$18,240^	$341,423,657

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (90.7%)
AUSTRALIA — (4.4%)
*	A2B Australia Ltd.	60,856	$61,994
	Accent Group Ltd.	167,164	282,887
	Acrow Formwork & Construction Services Ltd.	29,807	17,287
#	Adairs Ltd.	62,725	93,597
*	Ainsworth Game Technology Ltd.	22,621	14,524
#*	Alkane Resources Ltd.	157,526	91,889
*	Allkem Ltd.	91,876	754,531
	ALS Ltd.	115,890	1,011,457
	Altium Ltd.	41,278	1,052,228
#*	AMA Group Ltd.	274,682	30,029
	AMP Ltd.	1,343,088	1,015,451
	Ampol Ltd.	147,164	2,936,322
#*	Appen Ltd.	50,904	106,729
#*	Arafura Rare Earths Ltd.	192,712	52,940
#	ARB Corp. Ltd.	18,957	404,976
	Aristocrat Leisure Ltd.	60,453	1,529,186
	Atlas Arteria Ltd.	213,613	928,752
#*	Audinate Group Ltd.	4,875	28,414
#*	Aurelia Metals Ltd.	392,076	35,344
#*	Aussie Broadband Ltd.	250	552
	Austal Ltd.	147,496	161,876
	Austin Engineering Ltd.	59,853	15,483
	Australia & New Zealand Banking Group Ltd.	255,231	4,144,500
	Australian Clinical Labs Ltd.	2,431	5,704
	Australian Ethical Investment Ltd.	23,646	51,036
	Australian Finance Group Ltd.	104,993	112,493
#*	Australian Strategic Materials Ltd.	10,596	7,440
	Australian Vintage Ltd.	75,851	25,682
	Auswide Bank Ltd.	3,831	13,383
	Autosports Group Ltd.	7,525	11,561
#*††	AVZ Minerals Ltd.	69,347	7,271
#	Baby Bunting Group Ltd.	51,599	74,216
#	Bank of Queensland Ltd.	232,348	897,241
	Bapcor Ltd.	153,512	669,864
	Base Resources Ltd.	129,722	16,303
#	Beacon Lighting Group Ltd.	37,797	45,825
*	Bellevue Gold Ltd.	210,672	197,769
#*	Betmakers Technology Group Ltd.	105,163	12,300
	Blackmores Ltd.	3,989	251,972
	Brambles Ltd.	362,865	3,437,357
#	Bravura Solutions Ltd.	193,511	57,908
#	Breville Group Ltd.	40,750	559,803
#*	BWX Ltd.	51,883	6,866
	Capitol Health Ltd.	292,175	53,155
	Capral Ltd.	4,914	24,032
*	Capricorn Metals Ltd.	84,438	248,459
	carsales.com Ltd.	89,321	1,416,479
#*	Catapult Group International Ltd.	40,885	21,124
	Cedar Woods Properties Ltd.	29,993	97,415
	Challenger Ltd.	286,954	1,154,710
	Champion Iron Ltd.	205,533	893,013
#*	City Chic Collective Ltd.	55,775	18,050
#	Clinuvel Pharmaceuticals Ltd.	3,210	43,196
#	Clover Corp. Ltd.	30,399	24,661
	Cochlear Ltd.	13,629	2,234,714

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Codan Ltd.	40,974	$199,033
#*	Cogstate Ltd.	11,856	12,535
	Coles Group Ltd.	152,468	1,841,840
	Collins Foods Ltd.	27,094	156,207
	Commonwealth Bank of Australia	107,971	7,145,099
	Computershare Ltd.	130,792	1,946,945
#	Corporate Travel Management Ltd.	28,567	399,688
	CSL Ltd.	30,758	6,140,424
	CSR Ltd.	221,382	774,997
	Data#3 Ltd.	58,341	294,518
*	De Grey Mining Ltd.	129,266	138,743
	Deterra Royalties Ltd.	145,955	447,552
	Dicker Data Ltd.	20,846	112,811
	Domain Holdings Australia Ltd.	71,529	159,531
	Domino’s Pizza Enterprises Ltd.	12,644	425,591
	Downer EDI Ltd.	169,956	402,071
	Eagers Automotive Ltd.	77,781	734,523
	Earlypay Ltd.	97,232	17,463
	Elanor Investor Group	9,659	10,333
	Elders Ltd.	80,561	433,742
#	Emeco Holdings Ltd.	163,382	74,363
	Endeavour Group Ltd.	173,971	784,122
	Enero Group Ltd.	18,021	21,797
	EQT Holdings Ltd.	4,938	88,423
	Estia Health Ltd.	57,030	99,501
	Evolution Mining Ltd.	745,844	1,758,685
	FleetPartners Group Ltd.	137,030	190,989
	Fleetwood Ltd.	63,521	63,733
#*	Flight Centre Travel Group Ltd.	16,063	210,935
	Fortescue Metals Group Ltd.	390,412	5,462,496
#*	Frontier Digital Ventures Ltd.	37,508	12,462
	Gold Road Resources Ltd.	385,410	479,559
	GR Engineering Services Ltd.	24,907	30,067
	GrainCorp Ltd., Class A	105,630	478,587
	Grange Resources Ltd.	114,446	46,973
	GUD Holdings Ltd.	34,808	222,038
	GWA Group Ltd.	109,455	127,858
	Hansen Technologies Ltd.	85,971	257,506
#	Harvey Norman Holdings Ltd.	166,964	400,982
#*	Hastings Technology Metals Ltd.	7,201	10,055
	Healius Ltd.	235,992	468,984
	Helia Group Ltd.	256,449	538,693
*	Hot Chili Ltd.	5,149	3,629
#	HT&E Ltd.	113,080	86,052
	HUB24 Ltd.	5,512	104,223
#	Humm Group Ltd.	147,602	46,927
	IDP Education Ltd.	46,085	865,788
	IGO Ltd.	109,257	1,006,135
	Iluka Resources Ltd.	37,165	273,087
	Imdex Ltd.	338,783	468,142
#*	Immutep Ltd., Sponsored ADR	4,300	7,095
	Infomedia Ltd.	194,198	193,288
	Insignia Financial Ltd.	302,922	601,230
	Insurance Australia Group Ltd.	303,201	1,004,532
	Integral Diagnostics Ltd.	35,672	74,728
#	InvoCare Ltd.	24,160	178,435
*	ioneer Ltd.	107,905	22,033
	IPH Ltd.	93,992	508,466
	IRESS Ltd.	121,141	832,358

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	IVE Group Ltd.	45,812	$72,272
	James Hardie Industries PLC, CDI	107,961	2,409,160
	JB Hi-Fi Ltd.	60,679	1,795,838
#*	Jervois Global Ltd.	86,105	5,066
	Johns Lyng Group Ltd.	30,224	136,268
	Jumbo Interactive Ltd.	3,096	26,931
#*	Kogan.com Ltd.	19,588	56,728
	Lendlease Corp. Ltd.	202,287	1,004,635
#	Lifestyle Communities Ltd.	43,642	494,123
	Link Administration Holdings Ltd.	189,551	267,424
	Lottery Corp. Ltd.	478,232	1,603,504
	Lovisa Holdings Ltd.	22,573	400,471
	Lycopodium Ltd.	7,406	50,105
*	Lynas Rare Earths Ltd.	292,721	1,257,209
#	MA Financial Group Ltd.	19,340	59,489
#	Macmahon Holdings Ltd.	475,764	42,620
	Macquarie Group Ltd.	32,438	3,957,197
*	Macquarie Telecom Group Ltd.	2,406	98,032
	Mader Group Ltd.	4,543	14,784
#	Magellan Financial Group Ltd.	61,738	334,589
	MaxiPARTS Ltd.	3,466	5,153
	McMillan Shakespeare Ltd.	53,003	541,438
#	McPherson’s Ltd.	79,250	30,994
	Medibank Pvt Ltd.	951,996	2,252,954
#*	Mesoblast Ltd.	101,712	58,091
	Mesoblast Ltd.	11,398	6,486
#*	Metals X Ltd.	132,918	24,371
	Metcash Ltd.	778,919	2,018,580
	Michael Hill International Ltd.	39,511	26,166
	Mineral Resources Ltd.	52,263	2,578,166
	Monadelphous Group Ltd.	37,711	310,855
	Monash IVF Group Ltd.	94,248	72,247
#	MotorCycle Holdings Ltd.	6,156	7,430
*	Mount Gibson Iron Ltd.	438,600	138,677
	Myer Holdings Ltd.	152,902	88,996
	MyState Ltd.	30,427	71,933
*	Nanosonics Ltd.	30,069	114,552
	National Australia Bank Ltd.	241,263	4,644,590
	National Tyre & Wheel Ltd.	8,515	3,047
#	Navigator Global Investments Ltd.	59,914	42,379
	Netwealth Group Ltd.	46,866	425,874
	Newcrest Mining Ltd.	58,194	1,110,844
*	NEXTDC Ltd.	66,817	512,724
	nib holdings Ltd.	314,069	1,611,517
	Nick Scali Ltd.	19,461	125,957
	Nine Entertainment Co. Holdings Ltd.	636,454	877,931
	Northern Star Resources Ltd.	115,086	1,026,545
#*	Novonix Ltd.	24,110	15,971
	Nufarm Ltd.	221,527	823,686
	Objective Corp. Ltd.	7,562	64,737
	OM Holdings Ltd.	14,334	6,384
#*	Omni Bridgeway Ltd.	52,908	80,678
	oOh!media Ltd.	271,984	297,999
	Orica Ltd.	60,181	649,583
	Orora Ltd.	491,733	1,123,875
	Pacific Current Group Ltd.	18,366	91,842
	Pact Group Holdings Ltd.	95,712	63,571
*	Paladin Energy Ltd.	408,931	179,857
#*	Pantoro Ltd.	283,476	13,702

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Peet Ltd.	185,175	$139,036
#	PeopleIN Ltd.	13,748	28,322
*	Perenti Ltd.	311,515	238,719
	Perpetual Ltd.	31,868	520,814
	Perseus Mining Ltd.	524,260	774,800
*	PEXA Group Ltd.	41,144	365,142
	Pilbara Minerals Ltd.	402,107	1,144,481
#	Pinnacle Investment Management Group Ltd.	21,499	118,394
	Platinum Asset Management Ltd.	231,025	269,884
#*	PointsBet Holdings Ltd.	36,380	37,906
*	PolyNovo Ltd.	37,892	41,165
#	Praemium Ltd.	78,103	35,670
	Premier Investments Ltd.	38,353	667,469
	Pro Medicus Ltd.	28,852	1,184,285
	PSC Insurance Group Ltd.	9,476	29,437
	PWR Holdings Ltd.	14,264	95,281
	QBE Insurance Group Ltd.	257,934	2,637,579
	Ramelius Resources Ltd.	214,302	187,023
	Ramsay Health Care Ltd.	37,990	1,633,616
	REA Group Ltd.	9,821	923,650
*	ReadyTech Holdings Ltd.	14,937	30,571
	Reckon Ltd.	17,452	5,967
*	Red 5 Ltd.	476,574	53,671
#*	Redbubble Ltd.	58,802	15,905
	Reece Ltd.	36,749	447,662
*	Regis Resources Ltd.	93,785	132,700
#*	Reject Shop Ltd.	6,652	21,247
	Reliance Worldwide Corp. Ltd.	245,061	668,313
#*	Resolute Mining Ltd.	349,901	111,031
*	Retail Food Group Ltd.	1,226,658	58,628
	Rio Tinto Ltd.	36,226	2,717,117
*	RPMGlobal Holdings Ltd.	20,564	19,114
*	Sandfire Resources Ltd.	208,545	908,600
	SEEK Ltd.	62,270	1,016,016
	Service Stream Ltd.	281,340	124,276
	Seven Group Holdings Ltd.	43,790	691,687
*	Seven West Media Ltd.	342,179	87,507
	SG Fleet Group Ltd.	36,966	49,518
	Shaver Shop Group Ltd.	14,608	10,410
#*	Sierra Rutile Holdings Ltd.	71,525	10,696
	Sigma Healthcare Ltd.	647,908	300,705
*	Silver Lake Resources Ltd.	236,333	199,236
	Sims Ltd.	116,910	1,225,187
	Sims Ltd., Sponsored ADR	819	8,518
#	SmartGroup Corp. Ltd.	49,144	219,972
	Solvar Ltd.	62,025	77,728
	Sonic Healthcare Ltd.	146,513	3,453,742
#	Southern Cross Electrical Engineering Ltd.	30,707	13,047
#	Southern Cross Media Group Ltd.	119,462	66,320
	SRG Global Ltd.	65,360	32,786
*	St Barbara Ltd.	456,836	182,858
#*	Starpharma Holdings Ltd.	25,104	8,008
	Steadfast Group Ltd.	328,433	1,294,816
	Suncorp Group Ltd.	185,373	1,543,419
	Sunland Group Ltd.	38,677	36,878
	Super Retail Group Ltd.	66,209	597,509
#	Symbio Holdings Ltd.	16,103	22,658
	Tabcorp Holdings Ltd.	1,434,844	1,000,824
	Technology One Ltd.	177,456	1,789,078

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Temple & Webster Group Ltd.	13,735	$36,826
	Transurban Group	214,972	2,143,980
	Treasury Wine Estates Ltd.	96,671	895,473
*	Tuas Ltd.	30,977	31,840
	United Malt Group Ltd.	55,609	162,917
Ω	Viva Energy Group Ltd.	584,084	1,207,301
#*	Webjet Ltd.	81,736	404,213
	Wesfarmers Ltd.	92,378	3,195,669
*	West African Resources Ltd.	372,394	240,933
*	Westgold Resources Ltd.	293,270	296,379
	Westpac Banking Corp.	271,811	4,068,787
	WiseTech Global Ltd.	14,639	670,550
	Woolworths Group Ltd.	119,747	3,089,091
	Worley Ltd.	128,409	1,290,185
*	Xero Ltd.	14,637	913,725

TOTAL AUSTRALIA			152,561,846

AUSTRIA — (0.3%)
*	Addiko Bank AG	3,827	58,676
	ANDRITZ AG	28,047	1,821,535
Ω	BAWAG Group AG	25,921	1,264,272
*	CA Immobilien Anlagen AG	8,806	255,477
*	DO & Co. AG	944	110,570
	Erste Group Bank AG	42,758	1,554,647
*	FACC AG	2,711	20,976
*	Immofinanz AG	25,524	0
*	IMMOFINANZ AG	2,654	43,359
*	Lenzing AG	1,005	65,772
	Mayr Melnhof Karton AG	2,688	429,106
	Oesterreichische Post AG	10,635	409,673
	Palfinger AG	5,570	183,139
	Porr AG	7,322	111,962
*	Raiffeisen Bank International AG	45,335	696,422
	Rosenbauer International AG	1,549	54,334
	Schoeller-Bleckmann Oilfield Equipment AG	5,065	318,118
	Telekom Austria AG	25,595	199,822
	UBM Development AG	2,066	67,442
	UNIQA Insurance Group AG	61,131	548,509
	Verbund AG	9,857	877,870
	Vienna Insurance Group AG Wiener Versicherung Gruppe	16,134	474,711
	Wienerberger AG	13,247	399,063
	Zumtobel Group AG	11,802	92,702

TOTAL AUSTRIA			10,058,157

BELGIUM — (1.0%)
	Ackermans & van Haaren NV	10,436	1,835,644
	Ageas SA	57,597	2,566,267
	Anheuser-Busch InBev SA	49,982	3,249,801
*	Argenx SE, ADR	521	202,086
*	Argenx SE	2,483	957,813
	Azelis Group NV	16,096	381,869
	Barco NV	11,711	342,021
	Bekaert SA	19,494	907,526
	bpost SA	42,897	211,054
*	Cie d’Entreprises CFE	3,294	35,605
	Deceuninck NV	16,709	43,354
	D’ieteren Group	2,983	561,666
	Econocom Group SA	94,041	323,019

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Elia Group SA	11,919	$1,634,333
#	Etablissements Franz Colruyt NV	26,865	746,248
	EVS Broadcast Equipment SA	2,905	70,807
	Fagron	26,872	499,506
*	Galapagos NV	13,731	532,753
	Gimv NV	10,069	525,188
*	Greenyard NV	5,108	34,910
	Immobel SA	3,364	167,831
	Ion Beam Applications	5,553	101,520
	Jensen-Group NV	1,531	51,335
	KBC Group NV	95,647	6,837,651
	Lotus Bakeries NV	109	752,644
	Melexis NV	6,543	623,710
#*	Ontex Group NV	21,609	185,343
*	Orange Belgium SA	12,728	206,574
	Proximus SADP	82,479	703,099
	Recticel SA	20,914	298,119
	Roularta Media Group NV	1,354	26,192
	Shurgard Self Storage Ltd. REIT	9,817	507,605
	Telenet Group Holding NV	15,239	353,495
*	Tessenderlo Group SA	4,178	138,441
#	UCB SA	23,780	2,210,532
#	Umicore SA	159,203	5,225,920
	Van de Velde NV	2,854	111,346
#	VGP NV	4,080	427,134

TOTAL BELGIUM			34,589,961

CANADA — (8.7%)
*	5N Plus, Inc.	41,197	92,742
	Absolute Software Corp.	9,022	70,355
	Acadian Timber Corp.	4,200	48,856
*	AcuityAds Holdings, Inc.	10,500	15,345
#	ADENTRA, Inc.	5,850	112,350
#	Aecon Group, Inc.	23,864	223,166
	AG Growth International, Inc.	5,100	223,107
	Agnico Eagle Mines Ltd.	120,339	6,826,821
#*	Aimia, Inc.	40,723	106,102
#	AirBoss of America Corp.	10,023	53,191
*	AKITA Drilling Ltd., Class A	5,300	5,516
	Alamos Gold, Inc.,Class A	176,966	2,287,934
	Alimentation Couche-Tard, Inc.	138,939	6,934,388
	AltaGas Ltd.	78,832	1,378,985
	Altus Group Ltd.	9,257	367,588
	Amerigo Resources Ltd.	13,500	16,042
	Andlauer Healthcare Group, Inc.	7,898	300,274
	Andrew Peller Ltd., Class A	11,700	38,083
*	Argonaut Gold, Inc.	108,800	49,789
*	Aritzia, Inc.	55,911	1,776,970
*	Ascot Resources Ltd.	48,000	22,674
	Atco Ltd., Class I	26,256	867,610
*	ATS Corp.	31,401	1,346,105
#	Aura Minerals, Inc.	2,700	21,822
*	AutoCanada, Inc.	2,455	37,237
	B2Gold Corp.	429,064	1,688,793
	Badger Infrastructure Solutions Ltd.	15,535	340,432
#*	Ballard Power Systems, Inc.	48,999	216,578
#	Bank of Montreal	111,272	10,033,668
	Bank of Nova Scotia	182,557	9,112,195
*	Bausch Health Cos., Inc.	55,248	407,178

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	BCE, Inc.	15,161	$728,789
	Bird Construction, Inc.	24,125	152,601
	Black Diamond Group Ltd.	1,800	9,101
#*	BlackBerry Ltd.	110,181	430,320
	BMTC Group, Inc.	1,803	17,965
*	Bombardier, Inc., Class A	800	34,938
*	Bombardier, Inc., Class B	27,808	1,201,110
	Boralex, Inc., Class A	23,415	682,653
	Boyd Group Services, Inc.	5,946	991,622
	Bridgemarq Real Estate Services	1,000	11,005
#	Brookfield Asset Management Ltd., Class A	39,977	1,341,245
#	Brookfield Corp., Class A	208,144	6,756,354
	Brookfield Infrastructure Corp., Class A	38,240	1,629,381
	Brookfield Reinsurance Ltd.	817	26,552
	BRP, Inc.	12,787	955,436
*	CAE, Inc.	53,760	1,210,607
*	Calfrac Well Services Ltd.	11,600	36,473
	Calian Group Ltd.	3,100	143,714
	Cameco Corp.	51,264	1,409,252
	Canaccord Genuity Group, Inc.	29,849	238,157
#*	Canada Goose Holdings, Inc.	11,553	226,567
#	Canadian Imperial Bank of Commerce	155,331	6,513,302
#	Canadian Tire Corp. Ltd., Class A.	30,103	3,946,263
#	Canadian Utilities Ltd., Class A	42,400	1,225,824
	Canadian Western Bank	21,679	388,825
*	Canfor Corp.	25,500	383,201
*	Capstone Copper Corp.	66,109	310,820
	Cascades, Inc.	41,397	337,324
*	Cathedral Energy Services Ltd.	18,500	12,699
	CCL Industries, Inc., Class B	61,415	2,887,958
*	Celestica, Inc.	28,848	313,183
	Centerra Gold, Inc.	92,598	626,043
	CES Energy Solutions Corp.	159,571	316,822
*	CGI, Inc.	60,333	6,119,970
	CI Financial Corp.	100,596	990,479
#	Cogeco Communications, Inc.	7,925	384,069
	Cogeco, Inc.	2,829	120,418
*	Colabor Group, Inc.	30,300	17,220
	Colliers International Group, Inc.	12,449	1,325,532
	Computer Modelling Group Ltd.	44,498	232,860
	Constellation Software, Inc.	3,758	7,355,456
#*	Copper Mountain Mining Corp.	62,680	117,972
	Corby Spirit & Wine Ltd.	5,600	64,314
	Corus Entertainment, Inc., Class B	88,190	92,431
#*	Cronos Group, Inc.	41,505	77,614
#*	Denison Mines Corp.	64,125	70,522
*	dentalcorp Holdings Ltd.	3,200	20,950
*	Descartes Systems Group, Inc.	14,820	1,173,485
	Dollarama, Inc.	46,272	2,866,108
	Doman Building Materials Group Ltd.	38,876	176,181
*	Dorel Industries, Inc., Class B	7,028	20,594
	DREAM Unlimited Corp., Class A	19,224	320,530
	Dundee Precious Metals, Inc.	47,286	346,919
	Dye & Durham Ltd.	4,200	44,702
	Dynacor Group, Inc.	4,300	9,680
	ECN Capital Corp.	70,161	163,641
	E-L Financial Corp. Ltd.	600	406,318
#*	Eldorado Gold Corp.	89,365	987,456
	Element Fleet Management Corp.	187,516	2,452,510

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Empire Co. Ltd., Class A	79,878	$2,144,859
#	Enbridge, Inc.	213,968	8,507,406
	Endeavour Mining PLC	88,457	2,277,274
*	Endeavour Silver Corp.	23,204	90,457
	Enghouse Systems Ltd.	17,875	491,980
*	Ensign Energy Services, Inc.	58,169	113,775
	EQB, Inc.	10,800	479,079
#*	Equinox Gold Corp.	130,534	649,969
*	ERO Copper Corp.	27,628	544,057
	Evertz Technologies Ltd.	10,130	88,675
	Exchange Income Corp.	2,600	100,193
	Extendicare, Inc.	18,000	85,958
	Fairfax Financial Holdings Ltd.	5,275	3,686,290
#	Fiera Capital Corp.	33,139	181,734
	Finning International, Inc.	84,789	2,197,248
#	First Majestic Silver Corp.	79,741	563,000
#	First National Financial Corp.	7,443	207,713
	First Quantum Minerals Ltd.	53,413	1,297,823
	FirstService Corp.	15,852	2,388,230
*	Fission Uranium Corp.	18,500	8,602
*	Foraco International SA	33,964	44,622
#*	Fortuna Silver Mines, Inc.	48,951	183,258
#*	Galiano Gold, Inc.	10,852	6,728
*	GDI Integrated Facility Services, Inc.	5,000	162,453
	George Weston Ltd.	31,511	4,231,082
	Gibson Energy, Inc.	95,742	1,624,614
	goeasy Ltd.	4,013	274,839
#*	GoldMoney, Inc.	13,300	20,320
	Great-West Lifeco, Inc.	49,101	1,396,000
*	GreenFirst Forest Products, Inc., Class I	9,900	9,572
*	H2O Innovation, Inc.	6,800	14,555
*	Haivision Systems, Inc.	3,000	9,012
	Hammond Power Solutions, Inc.	2,547	74,708
*	Heroux-Devtek, Inc.	10,559	100,380
#	HLS Therapeutics, Inc.	2,100	8,680
	Home Capital Group, Inc.	21,000	675,019
	Hudbay Minerals, Inc.	93,059	466,330
Ω	Hydro One Ltd.	79,589	2,330,953
	iA Financial Corp., Inc.	59,354	3,982,634
*	IAMGOLD Corp.	246,740	706,149
	IGM Financial, Inc.	41,133	1,262,361
*	Imperial Metals Corp.	2,530	3,305
	Information Services Corp.	6,943	115,302
	Innergex Renewable Energy, Inc.	48,871	501,389
	Intact Financial Corp.	35,018	5,296,962
*	Interfor Corp.	31,142	488,673
*	Ivanhoe Mines Ltd., Class A	29,321	254,288
Ω	Jamieson Wellness, Inc.	13,374	330,290
*	K92 Mining, Inc.	8,841	42,024
*	Karora Resources, Inc.	68,188	244,095
	K-Bro Linen, Inc.	3,622	75,095
*	Kinaxis, Inc.	7,060	969,542
	Kinross Gold Corp.	294,349	1,485,222
*	Knight Therapeutics, Inc.	6,400	21,257
#	KP Tissue, Inc.	2,300	17,265
	Labrador Iron Ore Royalty Corp.	8,900	200,683
#*	Laramide Resources Ltd.	9,500	2,735
#	Laurentian Bank of Canada	19,611	466,229
	Leon’s Furniture Ltd.	14,365	205,161

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#*	Lightspeed Commerce, Inc.	47,624	$625,303
	Linamar Corp.	12,776	607,281
	Loblaw Cos. Ltd.	50,171	4,718,803
	Logistec Corp., Class B	700	21,235
#*	Lucara Diamond Corp.	91,530	35,130
*	Lumine Group, Inc.	11,275	151,876
	Lundin Gold, Inc.	32,101	407,053
	Lundin Mining Corp.	352,498	2,692,810
#*	MAG Silver Corp.	5,500	71,390
	Magellan Aerospace Corp.	4,606	24,307
	Magna International, Inc.	64,977	3,389,072
*	Major Drilling Group International, Inc.	33,043	254,862
*	Mandalay Resources Corp.	5,600	10,085
#	Manulife Financial Corp.	118,369	2,337,788
*	MDA Ltd.	4,773	23,498
	Melcor Developments Ltd.	8,127	69,462
	Metro, Inc.	62,868	3,583,158
	Morguard Corp.	1,153	87,902
*	Mountain Province Diamonds, Inc.	5,600	1,819
	MTY Food Group, Inc.	4,607	200,005
	National Bank of Canada	128,460	9,579,152
	Neighbourly Pharmacy, Inc.	1,400	21,958
	Neo Performance Materials, Inc.	9,400	62,304
*	New Gold, Inc.	225,998	290,244
#	NFI Group, Inc.	20,078	117,221
	North American Construction Group Ltd.	22,994	442,634
#	North West Co., Inc.	25,905	759,837
*	Novagold Resources, Inc.	8,500	46,240
	Nutrien Ltd.	29,107	2,020,026
*Ω	Nuvei Corp.	8,206	333,513
	OceanaGold Corp.	263,630	603,205
	Onex Corp.	21,316	981,589
#	Open Text Corp.	92,159	3,491,804
*	Orla Mining Ltd.	4,689	21,241
	Osisko Gold Royalties Ltd.	87,608	1,424,466
*	Osisko Mining, Inc.	30,328	86,405
	Pan American Silver Corp.	154,797	2,756,627
	Park Lawn Corp.	3,900	75,907
	Parkland Corp.	133,534	3,148,992
	Pason Systems, Inc.	43,730	380,864
	Pembina Pipeline Corp.	39,446	1,298,957
	PHX Energy Services Corp.	29,100	145,194
*	Pieridae Energy Ltd.	12,000	4,517
	Polaris Renewable Energy, Inc.	11,000	108,470
#	Pollard Banknote Ltd.	2,429	42,938
*	Precision Drilling Corp.	5,342	265,988
#	Premium Brands Holdings Corp.	12,160	912,864
	Pulse Seismic, Inc.	6,600	8,988
#	Quarterhill, Inc.	26,800	26,506
	Quebecor, Inc., Class B	74,238	1,916,155
#*	Real Matters, Inc.	22,026	82,586
#	Restaurant Brands International, Inc.	60,815	4,264,793
	Richelieu Hardware Ltd.	27,450	825,415
#	Ritchie Bros Auctioneers, Inc.	42,186	2,412,766
#	Rogers Communications, Inc.,Class B	94,888	4,687,471
#	Royal Bank of Canada	222,281	22,071,506
	Russel Metals, Inc.	31,041	790,430
	Sandstorm Gold Ltd.	26,231	150,821
#	Savaria Corp.	11,100	136,164

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Seabridge Gold, Inc.	5,203	$73,050
	Secure Energy Services, Inc.	124,340	579,094
*	ShawCor Ltd.	46,654	420,105
*	Shopify, Inc.,Class A	69,270	3,356,125
#	Sienna Senior Living, Inc.	7,800	62,752
	SNC-Lavalin Group, Inc.	66,115	1,522,521
*	SNDL, Inc.	4,981	7,421
	Softchoice Corp.	1,533	18,522
?	Spin Master Corp.	23,665	673,348
#	Sprott, Inc.	3,670	132,153
	SSR Mining, Inc.	70,056	1,003,202
	Stantec, Inc.	41,412	2,488,596
	Stella-Jones, Inc.	32,643	1,277,434
#	Sun Life Financial, Inc.	106,414	5,222,543
#	Superior Plus Corp.	53,476	396,674
	Supremex, Inc.	7,100	30,028
	Sylogist Ltd.	2,300	10,644
*	Taiga Building Products Ltd.	5,000	10,038
#*	Taseko Mines Ltd.	75,600	124,521
	TECSYS, Inc.	1,764	33,305
	TELUS Corp.	9,416	199,600
	TELUS Corp.	13,558	287,396
#*	TELUS International CDA, Inc.	16,118	320,131
	TerraVest Industries, Inc.	7,060	140,434
	TFI International, Inc.	17,211	1,854,936
#	Thomson Reuters Corp.	13,758	1,809,313
	Tidewater Midstream & Infrastructure Ltd.	113,657	76,339
	Timbercreek Financial Corp.	34,530	200,831
	TMX Group Ltd.	8,600	871,013
*	Torex Gold Resources, Inc.	32,393	531,495
	Toromont Industries Ltd.	33,520	2,708,617
#	Toronto-Dominion Bank	201,274	12,198,226
	Total Energy Services, Inc.	28,970	171,272
	Transcontinental, Inc., Class A	50,726	546,254
	Trican Well Service Ltd.	127,154	297,508
	Tricon Residential, Inc.	68,352	547,947
	Triple Flag Precious Metals Corp.	5,911	95,824
*	Trisura Group Ltd.	11,200	258,827
*	Uni-Select, Inc.	16,419	564,004
*	Victoria Gold Corp.	2,885	20,783
*	Viemed Healthcare, Inc.	9,359	101,545
*	Vitalhub Corp.	5,100	10,088
	Wajax Corp.	10,700	189,936
	Wall Financial Corp.	300	3,939
*	Wesdome Gold Mines Ltd.	57,851	361,662
	West Fraser Timber Co. Ltd.	41,604	3,009,507
	Western Forest Products, Inc.	192,961	148,119
#	Wheaton Precious Metals Corp.	61,224	3,023,241
#*	WildBrain Ltd.	18,132	27,301
	Winpak Ltd.	11,100	370,232
	WSP Global, Inc.	25,596	3,378,101
	Yellow Pages Ltd.	4,252	40,799

TOTAL CANADA			298,800,934

CHINA — (0.0%)
Ω	BOC Aviation Ltd.	25,300	200,527
	China Gold International Resources Corp. Ltd.	34,632	174,330
	Fountain SET Holdings Ltd.	74,000	6,599
*††	Hanfeng Evergreen, Inc.	2,300	0

TOTAL CHINA			381,456

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (3.7%)
*	ALK-Abello AS	42,500	$538,014
	Alm Brand AS	365,365	675,915
#*	Ambu AS, Class B	20,282	322,490
*	Bang & Olufsen AS	44,123	62,225
#*	Bavarian Nordic AS	35,084	964,841
*	Brodrene Hartmann AS	739	30,606
	Carlsberg AS, Class B	15,313	2,534,251
#	cBrain AS	2,697	55,695
*	Chemometec AS	4,426	256,103
	Chr Hansen Holding AS	54,234	4,221,002
	Coloplast AS, Class B	29,379	4,232,950
	Columbus AS	33,734	35,392
*	Danske Bank AS	143,115	3,024,705
*	Demant AS	39,254	1,682,268
	DSV AS	31,410	5,911,387
#	FLSmidth & Co. AS	26,410	1,043,414
	Fluegger Group AS	455	24,526
*	Genmab AS	9,198	3,780,052
*	GN Store Nord AS	33,366	890,735
	H Lundbeck AS	156,320	827,654
	H Lundbeck AS, Class A	18,301	92,176
#*	H+H International AS, Class B	7,825	128,463
	ISS A	80,337	1,679,663
*	Jyske Bank AS	21,728	1,588,618
	Matas AS	18,155	228,416
*Ω	Netcompany Group AS	15,343	593,806
*	Nilfisk Holding AS	5,922	121,601
*	NKT AS	18,105	951,477
*Ω	NNIT AS	5,720	63,454
	North Media AS	2,886	25,641
	Novo Nordisk AS, Sponsored ADR	14,665	2,450,375
	Novo Nordisk AS, Class B	374,500	62,299,704
	Novozymes AS, Class B.	50,078	2,607,195
*	NTG Nordic Transport Group AS, Class A	3,647	194,039
Ω	Orsted AS	23,374	2,097,818
	Pandora AS	52,533	4,862,550
	Parken Sport & Entertainment AS	758	11,374
	Per Aarsleff Holding AS	7,791	335,562
	Ringkjoebing Landbobank AS	16,997	2,390,688
	Royal Unibrew AS	18,827	1,682,834
*	RTX AS	2,621	53,133
	Schouw & Co. AS	3,035	258,392
	SimCorp AS	19,962	2,163,788
	Solar AS, Class B	3,891	318,323
	SP Group AS	1,655	70,441
	Spar Nord Bank AS	35,908	584,060
	Sparekassen Sjaelland-Fyn AS	4,139	117,938
	Sydbank AS	24,097	1,075,072
*	TCM Group AS	3,151	34,070
	Tivoli AS.	528	63,350
	Topdanmark AS	22,501	1,187,821
	Tryg AS	85,977	2,031,892
*	Vestas Wind Systems AS	122,240	3,382,453
DENMARK — (Continued)
*	Zealand Pharma AS	6,647	224,801

TOTAL DENMARK			127,085,213

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (1.9%)
	Aktia Bank Oyj	23,868	$240,150
	Alma Media Oyj	15,884	155,799
#	Anora Group Oyj	9,982	58,338
	Aspo Oyj	10,737	96,480
#	Bittium Oyj	1,503	6,876
	Cargotec Oyj, Class B	20,036	1,107,177
	Caverion Oyj	15,878	150,612
#	Citycon Oyj	13,769	104,041
	Digia Oyj	6,198	37,690
	Elisa Oyj	41,740	2,592,108
Ω	Enento Group Oyj	6,936	141,881
#	Enersense International Oyj	1,285	6,689
	Fiskars Oyj Abp	6,430	111,115
	Fortum Oyj	53,445	798,253
	F-Secure Oyj	24,898	80,227
	Glaston OYJ ABP	6,908	7,483
#	Gofore Oyj	1,109	32,394
#	Harvia Oyj	5,142	127,427
#	Huhtamaki Oyj	51,341	1,850,639
#	Ilkka Oyj	2,760	11,110
#	Incap Oyj	1,295	15,985
#	Kamux Corp.	12,213	74,803
	Kemira Oyj	51,885	910,154
	Kesko Oyj, Class A	56,954	1,181,833
	Kesko Oyj, Class B	177,351	3,697,386
	Kojamo Oyj	27,323	339,258
	Kone Oyj, Class B	89,883	5,127,892
	Konecranes Oyj	35,033	1,372,237
#	Lassila & Tikanoja Oyj	26,743	300,585
	Marimekko Oyj	11,350	117,364
#	Metsa Board Oyj, Class A	133	1,561
	Metsa Board Oyj, Class B	77,208	556,735
	Metso Outotec Oyj	307,285	3,392,649
	Musti Group Oyj	13,200	273,515
	Neste Oyj	102,632	4,974,000
#*	NoHo Partners Oyj	1,829	16,191
	Nokia Oyj	455,584	1,927,713
	Nokian Renkaat Oyj	32,510	316,724
	Nordea Bank Abp	619,942	6,875,641
	Olvi Oyj, Class A	3,282	107,115
	Oriola Oyj, Class A	17,876	29,651
	Oriola Oyj, Class B	80,101	128,219
	Orion Oyj, Class A	10,006	469,314
	Orion Oyj, Class B	45,341	2,129,807
	Outokumpu Oyj	172,295	939,278
*	Pihlajalinna Oyj	8,421	84,913
	Ponsse Oyj	5,991	188,039
*	QT Group Oyj	5,361	462,303
	Raisio Oyj, Class V	66,133	166,100
	Rapala VMC Oyj	2,115	9,344
	Revenio Group Oyj	7,790	292,928
Ω	Rovio Entertainment Oyj	19,791	203,183
	Sampo Oyj, Class A	175,524	8,901,692
	Sanoma Oyj	43,245	375,037
	Scanfil Oyj	4,207	40,959

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Stora Enso Oyj, Class R	159,665	$2,025,645
	Taaleri Oyj	2,079	23,823
	Talenom Oyj	2,789	23,702
#*	Tecnotree Oyj	22,408	11,455
*	Teleste Oyj	2,478	9,378
Ω	Terveystalo Oyj	65,640	573,928
	TietoEVRY Oyj	54,561	1,743,433
	Tokmanni Group Corp.	26,169	358,391
	UPM-Kymmene Oyj	67,976	2,167,782
	Uponor Oyj	27,251	727,224
	Vaisala Oyj, Class A	9,389	395,457
	Valmet Oyj	71,617	2,422,927
#	Verkkokauppa.com Oyj	4,781	13,768
	Wartsila OYJ Abp	102,625	1,190,158
*	WithSecure Oyj	37,806	62,049
#	YIT Oyj	56,931	147,379

TOTAL FINLAND			65,613,096

FRANCE — (9.5%)
	ABC arbitrage	8,971	59,924
*	Aeroports de Paris	3,565	566,500
#	Airbus SE	113,134	15,842,684
	AKWEL	2,084	30,926
Ω	ALD SA	101,829	1,226,721
#	Alstom SA	115,578	2,905,003
	Altamir	2,530	78,077
	Alten SA	12,171	2,069,167
#Ω	Amundi SA	21,494	1,408,176
	Arkema SA	29,416	2,910,508
	Assystem SA	1,932	92,526
*	Atos SE	38,461	533,172
	Aubay	2,680	131,628
#	AXA SA	355,330	11,598,036
	Axway Software SA	4,622	108,418
*	Bastide le Confort Medical	1,130	35,070
	Beneteau SA	17,564	282,700
#	Bigben Interactive	7,028	41,983
	BioMerieux	9,092	951,981
	BNP Paribas SA	151,420	9,783,763
	Boiron SA	1,876	82,541
	Bonduelle SCA	4,870	61,506
#	Bouygues SA	40,816	1,494,651
	Bureau Veritas SA	137,891	3,976,101
	Capgemini SE	36,005	6,565,776
	Carrefour SA	340,347	7,079,424
#*	Casino Guichard Perrachon SA	15,160	129,011
#	Catana Group	13,147	98,878
	CBo Territoria	19,983	84,586
#	Cegedim SA	4,449	97,232
#*	CGG SA	495,044	370,467
	Cie de Saint-Gobain	19,507	1,129,352
	Cie des Alpes	8,863	140,568
#	Cie Plastic Omnium SA	14,920	264,153
#*	Claranova SE	24,407	53,993
	Coface SA	53,480	818,588
	Credit Agricole SA	191,991	2,346,807
	Danone SA	35,412	2,343,695
	Dassault Aviation SA	5,295	1,034,737
	Dassault Systemes SE	77,929	3,163,577

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Derichebourg SA	50,509	$312,361
	Edenred	41,805	2,716,223
	Eiffage SA	41,730	4,966,864
*Ω	Elior Group SA	49,414	171,932
	Elis SA	51,341	1,019,828
	Equasens	1,595	126,080
	EssilorLuxottica SA	12,599	2,494,350
	Eurofins Scientific SE	37,806	2,640,742
Ω	Euronext NV	30,878	2,455,704
#	Eutelsat Communications SA	93,871	624,023
*	Exail Technologies SA	4,088	85,414
	Exel Industries, Class A	353	19,766
*	Faurecia SE	43,818	909,618
	Fnac Darty SA	12,894	486,145
	Gaztransport Et Technigaz SA	13,882	1,484,558
#	Getlink SE	59,236	1,107,076
*	GL Events	4,130	99,213
	Groupe Crit	1,898	156,910
	Groupe SFPI	8,310	20,154
	Guerbet	1,951	35,838
	Haulotte Group SA	9,012	34,834
	Hermes International	8,129	17,648,672
	HEXAOM	1,318	25,579
*	ID Logistics Group	749	220,157
	Imerys SA	5,808	238,758
	Infotel SA	2,578	160,746
	Interparfums SA	1,235	98,100
	Ipsen SA	21,587	2,617,751
	IPSOS	21,861	1,185,316
	Jacquet Metals SACA	7,542	147,431
*	JCDecaux SE	32,150	711,733
	Kaufman & Broad SA	11,998	390,385
	Kering SA	13,378	8,566,826
#	Korian SA	17,758	154,073
Ω	La Francaise des Jeux SAEM	66,886	2,858,830
	Laurent-Perrier	972	131,676
	Lectra	10,147	330,386
	Legrand SA	44,084	4,172,724
	Linedata Services	233	11,607
#	LISI	5,977	169,409
#	LNA Sante SA	1,459	51,147
#	L’Oreal SA	50,782	24,269,580
*	Lumibird	1,274	19,238
#	LVMH Moet Hennessy Louis Vuitton SE	55,094	52,993,880
Ω	Maisons du Monde SA	14,878	156,932
	Manitou BF SA	4,378	108,128
	Mersen SA	5,070	204,524
#	Metropole Television SA	15,600	251,859
#*	Nacon SA	6,145	16,307
Ω	Neoen SA	21,860	656,309
	Neurones	310	12,985
	Nexans SA	11,733	1,009,541
	Nexity SA	29,792	781,589
	Oeneo SA	5,443	86,355
#*	OL Groupe SA	6,601	21,406
	Orange SA	977,626	12,724,697
	Pernod Ricard SA	14,069	3,249,222
#*	Prodways Group SA	4,249	10,376
	Publicis Groupe SA	54,106	4,423,548

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Quadient SA	15,198	$302,108
#*††	Recylex SA	633	0
#	Remy Cointreau SA	8,886	1,537,527
*	Renault SA	67,621	2,511,644
	Rexel SA	142,020	3,289,695
	Robertet SA	61	58,393
	Rothschild & Co.	15,937	822,732
	Rubis SCA	50,344	1,487,854
	Safran SA	24,710	3,842,893
	Samse SACA	200	41,794
	Sanofi	101,017	10,886,429
	Sartorius Stedim Biotech	4,372	1,171,253
	Schneider Electric SE	48,933	8,533,631
	SCOR SE	116,628	3,016,711
	SEB SA	11,172	1,281,003
	SES SA	165,187	1,024,594
*Ω	SMCP SA	20,526	181,724
	Societe BIC SA	10,512	648,761
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	419	45,185
	Societe Generale SA	163,487	3,970,815
	Societe pour l’Informatique Industrielle	3,918	218,675
*	SOITEC	3,847	568,217
#*	Solocal Group	17,197	3,999
	Sopra Steria Group SACA	8,190	1,772,835
	SPIE SA	65,100	2,031,969
	Stef SA	917	106,418
	Sword Group	4,402	211,549
	Synergie SE	4,886	177,701
	Technip Energies NV	90,097	1,998,874
#	Teleperformance	12,431	2,484,404
#	Television Francaise 1	33,050	266,342
	Thales SA	14,709	2,244,643
	Thermador Groupe	4,406	456,764
#	Tikehau Capital SCA	9,721	266,879
*	Touax SA	905	7,343
	Trigano SA	3,700	482,013
*	Ubisoft Entertainment SA	47,319	1,385,839
	Valeo	59,409	1,160,059
*	Vallourec SA	66,834	763,461
#*	Vantiva SA	23,597	5,677
	Vilmorin & Cie SA	2,737	129,825
#	Vinci SA	83,652	10,347,017
	Virbac SA	1,494	510,319
#	Vivendi SE	246,404	2,706,609
#*	Voltalia SA	2,347	35,682
	Vranken-Pommery Monopole SA	1,133	22,652
	Wavestone	5,088	261,633
*Ω	Worldline SA	113,118	4,920,940

TOTAL FRANCE			325,051,105

GERMANY — (6.5%)
	3U Holding AG	1,542	9,250
	7C Solarparken AG	25,419	111,657
*	Aareal Bank AG	29,277	996,822
	Adesso SE	1,263	189,368
	Adidas AG	46,381	8,167,973
*	ADVA Optical Networking SE	1,236	27,258
	AIXTRON SE	4,235	119,901
	All for One Group SE	1,306	59,271

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#	Allgeier SE	3,172	$95,683
	Allianz SE	58,066	14,580,777
	AlzChem Group AG	138	2,889
	Amadeus Fire AG	3,458	509,690
#	Aroundtown SA	417,762	569,156
	Atoss Software AG	2,495	500,483
Ω	Aumann AG	766	14,063
	Aurubis AG	16,913	1,586,731
#*Ω	Auto1 Group SE	23,549	185,828
	Basler AG	2,142	46,157
*	Bauer AG	8,686	61,435
	Bayerische Motoren Werke AG.	64,507	7,230,228
	BayWa AG	7,917	339,001
	Bechtle AG	41,698	1,939,340
	Beiersdorf AG	9,307	1,299,530
	Bertrandt AG	2,343	130,527
*	Bijou Brigitte AG	1,981	119,664
	Bilfinger SE	13,167	569,652
*	Borussia Dortmund GmbH & Co. KGaA	35,509	177,634
	Brenntag SE	75,052	6,117,086
	CANCOM SE	9,579	344,911
	Carl Zeiss Meditec AG	10,415	1,400,842
#*	CECONOMY AG	84,400	257,552
	CENIT AG	3,758	61,846
	Cewe Stiftung & Co. KGAA	3,729	384,128
#*	Cherry SE	1,260	6,332
*	Commerzbank AG	289,624	3,218,629
	CompuGroup Medical SE & Co. KgaA	13,885	763,440
*Ω	Covestro AG	110,403	4,843,428
	CropEnergies AG	3,752	43,453
*	CTS Eventim AG & Co. KGaA	22,121	1,457,446
*	Daimler Truck Holding AG	117,058	3,867,943
*Ω	Delivery Hero SE	42,226	1,687,823
	Dermapharm Holding SE	3,903	195,937
	Deutsche Beteiligungs AG	6,612	208,965
	Deutsche Boerse AG	27,849	5,311,047
Ω	Deutsche Pfandbriefbank AG	34,408	317,359
	Deutsche Post AG	102,899	4,949,398
	Deutsche Telekom AG, Sponsored ADR	2,413	58,033
	Deutsche Telekom AG	332,440	8,015,719
	Deutsche Wohnen SE	9,457	214,130
	Deutz AG	27,374	181,961
*	DFV Deutsche Familienversicherung AG	1,942	16,667
#	DIC Asset AG	22,026	167,666
	DMG Mori AG	1,714	81,213
*	Dr Hoenle AG	1,006	21,361
	Draegerwerk AG & Co. KGaA	1,079	49,708
	Duerr AG	22,581	783,492
Ω	DWS Group GmbH & Co. KGaA	12,106	402,529
	E.ON SE	689,106	9,115,319
	Eckert & Ziegler Strahlen- und Medizintechnik AG	2,134	110,367
	ElringKlinger AG	8,199	92,163
	Encavis AG	53,136	918,844
	Energiekontor AG	2,432	194,869
	Evonik Industries AG	55,356	1,208,227
	Fabasoft AG	1,372	25,254
	Fielmann AG	6,642	344,078
#*	flatexDEGIRO AG	13,649	147,103
	FORTEC Elektronik AG	383	9,628

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#*	Fraport AG Frankfurt Airport Services Worldwide	7,797	$419,925
	Freenet AG	57,573	1,641,349
	Fresenius Medical Care AG & Co. KGaA	34,982	1,697,465
	Fresenius SE & Co. KGaA	55,368	1,604,231
	Fuchs Petrolub SE	19,445	631,557
	GEA Group AG	74,992	3,527,088
	Gesco SE	3,348	100,021
	GFT Technologies SE	9,787	386,507
	GK Software SE	380	79,138
*	Global Fashion Group SA	4,210	3,840
	Grand City Properties SA	24,368	203,510
	GRENKE AG	7,413	265,868
*	H&R GmbH & Co. KGaA	8,388	48,109
	Hamburger Hafen und Logistik AG	7,861	108,483
	Hannover Rueck SE	18,577	3,969,143
	Hawesko Holding SE	1,210	57,628
#*	Heidelberger Druckmaschinen AG	91,729	190,157
	Hella GmbH & Co. KGaA	208	17,590
*	HelloFresh SE	88,481	2,375,904
	Henkel AG & Co. KGaA	13,662	1,010,363
	Hensoldt AG	15,985	599,519
	Hochtief AG	1,376	115,183
	Hornbach Holding AG & Co. KGaA	4,575	388,727
	HUGO BOSS AG	28,549	2,152,353
*	Hypoport SE	1,131	181,369
	Indus Holding AG	10,640	315,145
	Infineon Technologies AG	119,228	4,341,899
Ω	Instone Real Estate Group SE	22,434	179,493
	IVU Traffic Technologies AG	3,842	72,433
	Jenoptik AG	15,445	493,009
Ω	JOST Werke SE	5,123	283,057
	KION Group AG	33,411	1,385,639
	Kloeckner & Co. SE	36,269	402,584
	Knaus Tabbert AG	712	36,951
	Knorr-Bremse AG	26,416	1,851,542
*	Koenig & Bauer AG	6,934	143,331
	Kontron AG	12,351	239,010
	KPS AG	5,062	16,188
	Krones AG.	6,832	897,690
	KWS Saat SE & Co. KGaA	1,000	64,840
	Lanxess AG	34,586	1,409,269
	Leifheit AG	3,048	53,983
*	LPKF Laser & Electronics SE	2,487	27,026
#*	Manz AG	596	15,656
*	Medios AG	3,536	70,960
	Mercedes-Benz Group AG	175,252	13,667,204
*	METRO AG	64,484	548,431
	MLP SE	30,396	173,249
	MTU Aero Engines AG	14,502	3,807,782
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,614	5,868,170
#*	Nagarro SE	3,729	401,515
	Nemetschek SE	27,022	2,112,129
	New Work SE	1,058	192,926
	Nexus AG	4,699	269,527
#*	Nordex SE	51,446	619,573
	Norma Group SE	8,633	205,364
	OHB SE	2,457	87,402
	PATRIZIA SE	21,638	232,614
	Pfeiffer Vacuum Technology AG	1,776	296,474

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	PNE AG	7,350	$120,095
	ProSiebenSat.1 Media SE	83,505	749,891
	PSI Software AG	3,733	121,352
	Puma SE	60,755	3,560,125
*	QIAGEN NV	69,054	3,082,375
	Rational AG	3,119	2,258,996
	Rheinmetall AG	14,231	4,168,157
	RTL Group SA	23,010	1,078,574
	SAF-Holland SE	6,396	88,498
	SAP SE, Sponsored ADR	1,458	197,224
	SAP SE	79,831	10,802,422
Ω	Scout24 SE	19,707	1,228,280
	Secunet Security Networks AG	707	156,134
#*Ω	Shop Apotheke Europe NV	497	49,616
	Siemens AG	86,878	14,320,301
*	Siemens Energy AG	132,970	3,263,628
Ω	Siemens Healthineers AG	26,737	1,666,401
	Sixt SE	7,230	897,021
*	SMA Solar Technology AG	983	106,330
	Software AG	32,296	1,103,350
	Stabilus SE	10,627	694,503
	Stemmer Imaging AG	242	11,869
	STRATEC SE	4,619	317,836
	Stroeer SE & Co KGaA	12,716	697,337
	SUESS MicroTec SE	7,059	184,135
	Surteco Group SE	706	15,313
*	SUSE SA	3,764	71,160
	Symrise AG	21,752	2,628,131
	TAG Immobilien AG	54,788	469,145
	Takkt AG	14,419	230,917
*	Talanx AG	18,285	919,658
*Ω	TeamViewer SE	77,596	1,432,095
	Technotrans SE	943	29,008
	Telefonica Deutschland Holding AG	368,740	1,245,962
	thyssenkrupp AG	70,329	506,103
	United Internet AG	27,652	474,766
	USU Software AG	11	303
*	va-Q-tec AG	818	20,169
	Varta AG	6,336	164,322
	VERBIO Vereinigte BioEnergie AG	13,879	516,908
*	Vitesco Technologies Group AG, Class A	4,912	336,379
	Volkswagen AG	4,710	790,775
#	Vonovia SE	28,850	625,714
	Vossloh AG	3,530	161,926
	Wacker Chemie AG	8,157	1,261,493
	Wacker Neuson SE	12,326	300,641
	Washtec AG	4,609	202,003
#*	Westwing Group SE	3,418	26,632
	Wuestenrot & Wuerttembergische AG	16,757	304,859
*Ω	Zalando SE	25,913	1,065,788
	Zeal Network SE	1,900	77,787

TOTAL GERMANY			224,595,363

HONG KONG — (1.6%)
	Aeon Credit Service Asia Co. Ltd.	18,000	12,165
	AIA Group Ltd.	1,762,200	19,185,197
*	Aidigong Maternal & Child Health Ltd.	728,000	48,350
	Analogue Holdings Ltd.	192,000	35,720
	APAC Resources Ltd.	80,000	10,625

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#*	Apollo Future Mobility Group Ltd.	1,728,000	$26,272
*	Asia Standard International Group Ltd.	80,000	6,426
	ASMPT Ltd.	81,800	643,124
	Best Mart 360 Holdings Ltd.	48,000	12,542
	BOC Hong Kong Holdings Ltd.	486,000	1,534,167
	BOCOM International Holdings Co. Ltd.	343,000	19,462
*††	Brightoil Petroleum Holdings Ltd.	229,000	0
	Chen Hsong Holdings	46,000	10,210
*	China Star Entertainment Ltd.	130,000	12,876
*	Chinese Estates Holdings Ltd.	140,000	40,442
	Chow Sang Sang Holdings International Ltd.	197,000	258,840
	Chow Tai Fook Jewellery Group Ltd.	554,000	1,112,549
	Chuang’s China Investments Ltd.	190,000	5,888
	Chuang’s Consortium International Ltd.	92,000	7,393
	CITIC Telecom International Holdings Ltd.	444,000	178,376
	CK Asset Holdings Ltd.	299,823	1,772,890
	CMBC Capital Holdings Ltd.	52,250	8,135
*	C-Mer Eye Care Holdings Ltd.	148,000	84,779
#††	Convoy, Inc.	528,000	2,105
*	Cowell e Holdings, Inc.	46,000	88,974
*	CSC Holdings Ltd.	10,625,000	51,559
	CSI Properties Ltd.	690,000	13,956
#*††	CW Group Holdings Ltd.	85,500	0
	Dah Sing Banking Group Ltd.	108,000	86,626
	Dah Sing Financial Holdings Ltd.	43,600	111,700
	Dickson Concepts International Ltd.	63,000	33,054
*	Digital Domain Holdings Ltd.	290,000	8,671
	Dynamic Holdings Ltd.	12,000	14,792
	EC Healthcare	204,000	137,366
	Emperor International Holdings Ltd.	402,000	31,772
	Emperor Watch & Jewellery Ltd.	490,000	10,929
*	ENM Holdings Ltd.	376,000	19,450
*	Esprit Holdings Ltd.	955,600	78,172
	EuroEyes International Eye Clinic Ltd., Class C	26,000	17,713
	Far East Consortium International Ltd.	489,043	123,539
*#Ω	FIT Hon Teng Ltd.	345,000	68,404
	FSE Lifestyle Services Ltd.	67,000	51,543
*	Fullwealth International Group Holdings Ltd.	48,000	4,710
	Giordano International Ltd.	560,000	168,462
	Glorious Sun Enterprises Ltd.	129,000	12,168
*	Gold Fin Holdings	44,000	0
	Golden Resources Development International Ltd.	66,000	10,960
	Great Eagle Holdings Ltd.	113,693	232,158
*	Greentech Technology International Ltd.	432,000	28,670
	G-Resources Group Ltd.	130,050	34,907
	Guoco Group Ltd.	10,000	84,536
	Guotai Junan International Holdings Ltd.	265,000	22,382
*	Haitong International Securities Group Ltd.	1,268,383	107,065
	Hang Seng Bank Ltd.	73,900	1,095,408
	Hanison Construction Holdings Ltd.	137,806	19,125
	Henderson Land Development Co. Ltd.	211,740	753,948
	HKBN Ltd.	308,000	217,341
	HKR International Ltd.	352,400	114,825
	HKT Trust & HKT Ltd.	765,000	1,005,418
	Hon Kwok Land Investment Co. Ltd.	26,000	6,674
	Hong Kong Exchanges & Clearing Ltd.	101,500	4,213,965
	Hong Kong Ferry Holdings Co. Ltd.	92,000	83,527
	Hong Kong Technology Venture Co. Ltd.	111,000	69,821
	Hongkong Chinese Ltd.	58,000	3,937

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
Ω	Honma Golf Ltd.	11,500	$4,897
*	Hypebeast Ltd.	58,800	2,211
	Hysan Development Co. Ltd.	113,000	319,343
*	IGG, Inc.	424,000	350,499
*	Imagi International Holdings Ltd.	56,000	2,428
Ω	Impro Precision Industries Ltd.	96,000	35,605
	International Housewares Retail Co. Ltd.	169,000	62,259
	ITC Properties Group Ltd.	49,758	6,408
	K Wah International Holdings Ltd.	572,000	197,663
	Karrie International Holdings Ltd.	132,000	14,486
	Kerry Logistics Network Ltd.	141,000	199,780
	Kerry Properties Ltd.	250,500	646,316
	Kowloon Development Co. Ltd.	234,000	255,037
	KRP Development Holdings Ltd.	33,000	5,717
*	Lai Sun Development Co. Ltd.	55,350	10,905
	Liu Chong Hing Investment Ltd.	96,000	78,080
	L’Occitane International SA	274,000	697,077
	Luk Fook Holdings International Ltd.	167,000	535,156
	Lung Kee Bermuda Holdings	44,000	12,449
	Man Wah Holdings Ltd.	454,000	381,922
#	MECOM Power & Construction Ltd.	576,500	105,226
*	Midland Holdings Ltd.	251,026	26,304
	Modern Dental Group Ltd.	116,000	37,726
	MTR Corp. Ltd.	79,500	397,223
*	NagaCorp Ltd.	373,657	302,943
	New World Development Co. Ltd.	313,000	834,732
*††	NewOcean Energy Holdings Ltd.	550,000	490
	NWS Holdings Ltd.	428,242	370,927
	Oriental Watch Holdings	142,476	81,615
*	Pacific Century Premium Developments Ltd.	162,000	7,239
	PC Partner Group Ltd.	50,000	28,678
	PCCW Ltd.	89,000	46,425
	Pentamaster International Ltd.	126,000	17,853
	Perfect Medical Health Management Ltd.	183,000	89,253
	Pico Far East Holdings Ltd.	406,000	68,461
	Playmates Holdings Ltd.	90,000	6,543
	Playmates Toys Ltd.	96,000	7,696
	Plover Bay Technologies Ltd.	80,000	23,777
	Power Assets Holdings Ltd.	201,500	1,151,431
	Prada SpA	152,700	1,124,281
*	PT International Development Co. Ltd.	390,000	5,819
*Ω	Samsonite International SA	578,700	1,833,810
*	Shun Tak Holdings Ltd.	94,000	17,064
	Singamas Container Holdings Ltd.	410,000	31,916
	Sino Land Co. Ltd.	634,227	854,666
*	SJM Holdings Ltd.	110,000	57,280
	Soundwill Holdings Ltd.	11,500	9,728
*	Space Group Holdings Ltd.	22,500	10,031
	Sun Hung Kai & Co. Ltd.	117,000	43,170
	Sun Hung Kai Properties Ltd.	153,707	2,140,106
*	Suncorp Technologies Ltd.	290,000	9,262
	Swire Pacific Ltd., Class A	54,000	428,659
	Swire Pacific Ltd., Class B	52,500	66,655
	Swire Properties Ltd.	92,400	248,347
#	TAI Cheung Holdings Ltd.	170,000	87,768
	Tai Hing Group Holdings Ltd.	112,000	13,871
	Techtronic Industries Co. Ltd.	304,000	3,288,820
*	Television Broadcasts Ltd.	118,200	103,601
*	Theme International Holdings Ltd.	1,430,000	166,167

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Town Health International Medical Group Ltd.	952,000	$36,976
	Tradelink Electronic Commerce Ltd.	224,000	27,192
	United Laboratories International Holdings Ltd.	252,000	204,040
	Value Partners Group Ltd.	356,000	112,991
	VSTECS Holdings Ltd.	330,400	189,813
	VTech Holdings Ltd.	48,500	291,171
	Wai Kee Holdings Ltd.	120,000	24,651
*	Wang On Group Ltd.	2,940,000	18,363
	Wharf Real Estate Investment Co. Ltd.	190,000	1,095,676
	Wing Tai Properties Ltd.	18,000	8,001
*	Xingye Alloy Materials Group Ltd.	73,000	9,963
	YTO International Express & Supply Chain Technology Ltd.	82,000	19,055
*	Yunfeng Financial Group Ltd.	28,000	4,225
#*	Zensun Enterprises Ltd.	299,999	27,736
*	Zhaobangji Properties Holdings Ltd.	376,000	15,576

TOTAL HONG KONG			54,315,990

IRELAND — (0.5%)
	AIB Group PLC	296,887	1,276,785
	Bank of Ireland Group PLC	414,757	4,289,797
	Cairn Homes PLC	358,413	405,018
	FBD Holdings PLC	11,875	167,523
*	Flutter Entertainment PLC	22,390	4,477,019
	Glanbia PLC	31,855	483,084
*Ω	Glenveagh Properties PLC	277,630	289,754
	Kerry Group PLC, Class A	6,306	664,177
	Kingspan Group PLC	25,694	1,780,588
*	Permanent TSB Group Holdings PLC	12,093	30,234
	Smurfit Kappa Group PLC	126,941	4,703,054

TOTAL IRELAND			18,567,033

ISRAEL — (0.6%)
*	Abra Information Technologies Ltd.	8,194	7,646
	Afcon Holdings Ltd.	885	23,076
#*	AFI Properties Ltd.	6,869	183,086
	Africa Israel Residences Ltd.	1,238	45,345
*	Airport City Ltd.	19,752	252,966
*	Allot Ltd.	5,136	13,897
	Alony Hetz Properties & Investments Ltd.	43,397	342,676
	Amot Investments Ltd.	24,401	129,313
	Arad Ltd.	4,385	54,307
	Ashtrom Group Ltd.	9,421	148,482
	AudioCodes Ltd.	7,806	79,621
	Automatic Bank Services Ltd.	3,721	12,972
*	Avgol Industries 1953 Ltd.	36,631	18,265
#	Azorim-Investment Development & Construction Co. Ltd.	25,722	61,862
	Azrieli Group Ltd.	2,180	127,129
#	Bank Leumi Le-Israel BM	185,276	1,468,624
*	Bet Shemesh Engines Holdings 1997 Ltd.	2,007	48,973
	Bezeq The Israeli Telecommunication Corp. Ltd.	421,125	573,331
*	Big Shopping Centers Ltd.	954	81,361
	Blue Square Real Estate Ltd.	1,444	72,422
	Carasso Motors Ltd.	14,778	65,757
*	Clal Insurance Enterprises Holdings Ltd.	26,674	410,411
*	Compugen Ltd.	6,256	3,823
	Danel Adir Yeoshua Ltd.	2,392	174,937
	Delek Automotive Systems Ltd.	26,090	210,634
	Delta Galil Ltd.	5,707	241,531

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#	Delta Israel Brands Ltd.	1,130	$13,004
	Dor Alon Energy in Israel 1988 Ltd.	1,328	26,201
#	E&M Computing Ltd.	5,670	12,016
	Elbit Systems Ltd.	1,879	345,379
	Electra Consumer Products 1970 Ltd.	3,684	86,973
	Electra Ltd.	772	331,611
	Electra Real Estate Ltd.	5,625	58,844
*	Ellomay Capital Ltd.	1,542	20,779
	Energix-Renewable Energies Ltd.	70,341	209,330
*	Enlight Renewable Energy Ltd.	28,044	464,757
	FMS Enterprises Migun Ltd.	2,021	58,811
	Formula Systems 1985 Ltd.	2,847	180,307
	Formula Systems 1985 Ltd., Sponsored ADR	1,529	95,318
	Fox Wizel Ltd.	3,912	329,142
#	Gav-Yam Lands Corp. Ltd.	23,616	170,441
*	Gilat Satellite Networks Ltd.	7,921	36,895
#*	Hagag Group Real Estate Development	10,016	32,641
*	Hamat Group Ltd.	6,948	26,349
	Harel Insurance Investments & Financial Services Ltd.	57,285	514,195
	Hilan Ltd.	3,413	151,328
#	Hiper Global Ltd.	5,670	24,811
	ICL Group Ltd.	99,960	620,834
	IDI Insurance Co. Ltd.	4,324	111,565
	IES Holdings Ltd.	1,083	75,860
	Ilex Medical Ltd.	2,010	43,814
	Inrom Construction Industries Ltd.	35,497	122,792
	Isracard Ltd.	70,682	287,815
	Israel Canada T.R Ltd.	37,256	68,827
	Israel Discount Bank Ltd., Class A	203,262	1,010,180
	Israel Land Development Co. Ltd.	1,926	14,271
	Isras Investment Co. Ltd.	699	121,649
*	Kamada Ltd.	6,587	30,332
	Klil Industries Ltd.	267	12,072
	M Yochananof & Sons Ltd.	2,246	104,092
	Magic Software Enterprises Ltd.	14,297	191,620
	Malam—Team Ltd.	2,870	48,845
	Matrix IT Ltd.	13,031	234,177
	Maytronics Ltd.	9,928	104,467
#	Mega Or Holdings Ltd.	7,709	152,295
	Melisron Ltd.	3,104	207,509
	Menora Mivtachim Holdings Ltd.	10,987	230,691
	Meshulam Levinstein Contracting & Engineering Ltd.	498	34,340
*	Migdal Insurance & Financial Holdings Ltd.	177,504	191,405
	Mivne Real Estate KD Ltd.	124,198	347,911
	Mivtach Shamir Holdings Ltd.	1,600	31,142
	Mizrahi Tefahot Bank Ltd.	14,306	469,140
	Netanel Menivim Ltd.	2,330	1,521
*	Nice Ltd.	528	108,229
#*	Nice Ltd., Sponsored ADR	4,410	899,684
*	Nova Ltd.	3,694	343,474
	Novolog Ltd.	129,670	64,992
	Oil Refineries Ltd.	888,828	247,492
	One Software Technologies Ltd.	14,338	153,487
	Palram Industries 1990 Ltd.	1,658	11,673
*	Paz Oil Co. Ltd.	7,173	675,776
	Peninsula Group Ltd.	14,086	6,511
*	Perion Network Ltd.	8,697	313,415
	Phoenix Holdings Ltd.	73,547	789,039
	Plasson Industries Ltd.	1,135	46,223

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Pluri, Inc.	5,947	$6,161
	Prashkovsky Investments & Construction Ltd.	4,675	95,249
*	Priortech Ltd.	1,051	17,395
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,808	217,447
	Rani Zim Shopping Centers Ltd.	724	463
#	Rapac Communication & Infrastructure Ltd.	1,869	13,458
	Raval Ics Ltd.	4,981	6,606
	Retailors Ltd.	2,963	56,319
	Sano-Brunos Enterprises Ltd.	978	53,342
*	Scope Metals Group Ltd.	3,768	125,237
#	Shapir Engineering & Industry Ltd.	30,132	215,343
*	Shikun & Binui Ltd.	30,968	66,467
	Shufersal Ltd.	63,751	324,960
	Strauss Group Ltd.	3,900	86,963
	Summit Real Estate Holdings Ltd.	10,702	118,730
	Suny Cellular Communication Ltd.	47,494	18,013
	Tadiran Group Ltd.	1,256	112,594
	Telsys Ltd.	479	28,303
*	Tera Light Ltd.	10,987	13,952
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	55,380	483,467
	Tiv Taam Holdings 1 Ltd.	19,821	34,912
	Victory Supermarket Chain Ltd.	3,518	34,048
	YH Dimri Construction & Development Ltd.	3,362	181,749

TOTAL ISRAEL			18,881,918

ITALY — (2.0%)
	A2A SpA	277,251	489,178
	ACEA SpA	32,542	477,233
#*	Aeffe SpA	9,974	14,067
	Amplifon SpA	72,785	2,671,930
Ω	Anima Holding SpA	104,419	433,904
	Arnoldo Mondadori Editore SpA	81,401	177,934
	Ascopiave SpA	41,478	132,784
	Assicurazioni Generali SpA	213,518	4,447,178
*	Autogrill SpA	6,905	50,579
#	Avio SpA	4,827	48,861
	Azimut Holding SpA	68,448	1,528,860
#	Banca Generali SpA	29,500	979,369
	Banca IFIS SpA	9,820	164,922
	Banca Mediolanum SpA	89,340	807,753
*	Banca Monte dei Paschi di Siena SpA	5	12
	BasicNet SpA	14,461	84,778
Ω	BFF Bank SpA	9,570	92,094
	Biesse SpA	1,076	16,439
	BPER Banca	452,881	1,272,005
	Brunello Cucinelli SpA	13,124	1,256,654
	Cairo Communication SpA	40,575	81,576
Ω	Carel Industries SpA	17,287	453,399
	Cembre SpA	365	12,195
*	CIR SpA-Compagnie Industriali	136,243	57,477
	CNH Industrial NV	47,715	671,432
	Credito Emiliano SpA	22,111	169,747
	Danieli & C Officine Meccaniche SpA	10,707	219,290
	Danieli & C Officine Meccaniche SpA	3,303	85,959
	Davide Campari-Milano NV	81,526	1,050,664
	De’ Longhi SpA	6,671	155,007
	DiaSorin SpA	4,286	465,514
	Digital Bros SpA	2,171	49,377
	Elica SpA	6,100	19,031

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Emak SpA	29,507	$37,197
Ω	Enav SpA	38,380	180,365
	Enel SpA	517,680	3,536,849
	Esprinet SpA	14,964	132,578
*	Eurotech SpA	3,709	12,097
#	Exprivia SpA	5,998	8,753
	Ferrari NV	19,385	5,401,674
	Fila SpA	4,512	37,360
*	Fincantieri SpA	63,031	38,395
	FinecoBank Banca Fineco SpA	224,304	3,399,930
*	Garofalo Health Care SpA	1,780	7,321
	Gefran SpA	856	9,462
*	Geox SpA	18,566	21,012
	Gruppo MutuiOnline SpA	7,943	247,745
	Hera SpA	415,497	1,293,549
	IMMSI SpA	75,654	48,455
	Interpump Group SpA	11,702	653,085
	Intesa Sanpaolo SpA	1,577,163	4,146,978
	Italgas SpA	274,328	1,791,219
	Italmobiliare SpA	3,302	93,185
*	Iveco Group NV	71,673	644,896
	IVS Group SA	5,951	24,819
*	KME Group SpA	109,260	116,856
	Leonardo SpA	146,882	1,750,377
	LU-VE SpA	2,541	85,125
	Maire Tecnimont SpA	67,483	289,617
	Mediobanca Banca di Credito Finanziario SpA	219,529	2,357,562
	MFE-MediaForEurope NV, Class A	649,476	306,992
#	MFE-MediaForEurope NV, Class B	98,704	72,719
	Moncler SpA	57,345	4,253,919
*	Newlat Food SpA	4,999	30,030
*Ω	Nexi SpA	193,488	1,604,362
	Openjobmetis SpA agenzia per il lavoro	1,095	12,013
Ω	OVS SpA	131,786	396,185
	Pharmanutra SpA	1,465	81,304
	Piaggio & C SpA	84,642	348,281
Ω	Piovan SpA	2,340	26,166
	Prysmian SpA	39,852	1,630,968
	Recordati Industria Chimica e Farmaceutica SpA	25,432	1,170,697
	Reply SpA	6,739	785,110
	Rizzoli Corriere Della Sera Mediagroup SpA	61,164	52,885
#	SAES Getters SpA	1,290	40,939
	SAES Getters SpA	1,885	59,672
*	Safilo Group SpA	45,604	65,700
#	Salvatore Ferragamo SpA	17,294	304,077
#	Sanlorenzo SpA/Ameglia	1,559	69,969
*	Saras SpA	32,196	41,626
	Sesa SpA	4,695	575,414
	SIT SpA	806	4,747
	Snam SpA	342,709	1,904,666
	SOL SpA	6,994	202,089
#*	Spaxs SpA	11,108	78,381
	Stellantis NV	207,775	3,455,298
	Tamburi Investment Partners SpA	25,548	243,980
Ω	Technogym SpA	47,176	430,492
#*	Telecom Italia SpA	1,461,909	429,966
*	Telecom Italia SpA	1,068,081	308,446
	Tenaris SA	200	2,861
	Tenaris SA, ADR	21,251	610,116

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Terna—Rete Elettrica Nazionale	135,631	$1,173,987
	Tinexta SpA	6,582	134,205
*	Tod’s SpA	854	36,097
*	TXT e-solutions SpA	2,388	49,423
#Ω	Unieuro SpA	9,248	111,002
	Unipol Gruppo SpA	168,219	945,789
#	UnipolSai Assicurazioni SpA	160,989	433,093
	Webuild SpA	12,528	26,938

TOTAL ITALY			67,514,267

JAPAN — (18.3%)
	&Do Holdings Co. Ltd.	2,700	19,028
	77 Bank Ltd.	13,800	224,359
	A&D HOLON Holdings Co. Ltd.	8,800	88,789
	ABC-Mart, Inc.	3,300	187,535
*	Access Co. Ltd.	14,500	91,940
	Achilles Corp.	7,700	81,939
	AD Works Group Co. Ltd.	7,600	9,621
	Adastria Co. Ltd.	11,900	224,418
	ADEKA Corp.	50,300	849,440
	Ad-sol Nissin Corp.	3,900	50,297
	Adtec Plasma Technology Co. Ltd.	2,400	23,074
	Advan Group Co. Ltd.	6,400	44,639
	Advance Create Co. Ltd.	4,300	35,440
*	Advanced Media, Inc.	6,100	84,738
	Advantest Corp.	37,200	2,899,065
	Aeon Co. Ltd.	107,799	2,197,159
	Aeon Delight Co. Ltd.	4,900	108,588
	Aeon Fantasy Co. Ltd.	2,500	60,158
	AEON Financial Service Co. Ltd.	31,600	281,481
#	Aeon Hokkaido Corp.	10,000	59,993
	Aeon Kyushu Co. Ltd.	1,900	31,973
	Agro-Kanesho Co. Ltd.	4,400	57,593
	AGS Corp.	1,600	8,442
	Ai Holdings Corp.	7,600	133,053
	Aica Kogyo Co. Ltd.	12,100	275,091
	Aichi Corp.	13,000	80,561
	Aichi Financial Group, Inc.	2,898	45,509
	Aichi Steel Corp.	4,500	90,105
	Aichi Tokei Denki Co. Ltd.	3,600	40,688
	Aida Engineering Ltd.	26,500	166,934
	Aiful Corp.	56,900	154,766
	Ain Holdings, Inc.	9,800	407,521
	Aiphone Co. Ltd.	3,600	56,774
	Air Water, Inc.	57,300	724,030
	Airtech Japan Ltd.	2,700	21,964
	Airtrip Corp.	5,500	110,614
	Aisan Industry Co. Ltd.	14,500	103,782
	AIT Corp.	8,400	98,718
	Ajis Co. Ltd.	2,400	40,994
	Akatsuki, Inc.	2,500	41,526
*	Akebono Brake Industry Co. Ltd.	30,700	33,748
	Albis Co. Ltd.	3,200	58,304
	Alfresa Holdings Corp.	96,100	1,391,479
#	Alinco, Inc.	5,700	43,141
#	Alleanza Holdings Co. Ltd.	5,900	43,298
*	Allied Telesis Holdings KK	16,600	13,327
	Alpen Co. Ltd.	6,900	105,506
	Alpha Systems, Inc.	300	9,130

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	AlphaPolis Co. Ltd.	800	$20,272
	Alps Alpine Co. Ltd.	53,616	489,517
	Alps Logistics Co. Ltd.	4,700	44,890
	Altech Corp.	13,900	262,487
	Amada Co. Ltd.	114,800	1,071,887
	Amano Corp.	12,900	262,656
	Amiyaki Tei Co. Ltd.	1,600	44,575
	Amvis Holdings, Inc.	4,800	104,531
	Anabuki Kosan, Inc.	2,300	39,184
	Anest Iwata Corp.	17,000	127,419
	Anicom Holdings, Inc.	16,100	62,676
	Anritsu Corp.	52,000	476,138
	AOKI Holdings, Inc.	10,100	70,350
	Aoyama Trading Co. Ltd.	8,900	60,816
	Aoyama Zaisan Networks Co. Ltd.	15,000	111,045
#	Aozora Bank Ltd.	21,700	389,276
	Arakawa Chemical Industries Ltd.	9,100	66,283
	Arata Corp.	6,200	201,597
#	Arcland Service Holdings Co. Ltd.	3,700	77,780
	Arcs Co. Ltd.	17,923	325,862
#	Ardepro Co. Ltd.	8,330	23,609
	Arealink Co. Ltd.	5,400	91,550
	Argo Graphics, Inc.	4,700	132,432
	Arisawa Manufacturing Co. Ltd.	4,100	37,761
	Artiza Networks, Inc.	1,900	13,155
	Artnature, Inc.	6,400	36,812
*	Aruhi Corp.	5,500	43,828
	As One Corp.	10,500	444,828
	Asahi Broadcasting Group Holdings Corp.	4,000	19,776
	Asahi Co. Ltd.	6,200	59,278
	Asahi Diamond Industrial Co. Ltd.	14,700	98,267
	Asahi Group Holdings Ltd.	53,500	2,066,923
	Asahi Holdings, Inc.	61,000	898,060
	Asahi Intelligence Service Co. Ltd.	700	6,044
	Asahi Kasei Corp.	405,200	2,861,992
#	Asahi Kogyosha Co. Ltd.	5,600	100,399
	Asahi Net, Inc.	7,400	32,141
	ASAHI YUKIZAI Corp.	9,500	222,744
	Asanuma Corp.	5,000	114,912
	Asia Pile Holdings Corp.	700	3,808
	Asics Corp.	37,400	1,045,379
	ASKA Pharmaceutical Holdings Co. Ltd.	7,300	68,438
	ASKUL Corp.	21,200	282,528
	Astellas Pharma, Inc.	128,800	1,940,315
#	Astena Holdings Co. Ltd.	18,000	60,055
	Asti Corp.	500	12,601
#	Atled Corp.	1,000	10,873
	Aucnet, Inc.	6,400	74,861
	Autobacs Seven Co. Ltd.	46,000	523,101
	Avant Group Corp.	8,900	92,104
	Avantia Co. Ltd.	5,600	34,013
	Awa Bank Ltd.	8,100	121,151
	Axial Retailing, Inc.	7,600	197,246
	Azbil Corp.	21,100	590,098
#	AZ-COM MARUWA Holdings, Inc.	9,400	138,607
	Bandai Namco Holdings, Inc.	95,700	2,173,865
	Bando Chemical Industries Ltd.	8,500	68,285
	Bank of Iwate Ltd.	1,400	22,346
	Bank of Kyoto Ltd.	10,800	531,386

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Bank of Nagoya Ltd.	900	$22,760
	Bank of the Ryukyus Ltd.	3,200	21,818
	Baroque Japan Ltd.	6,000	38,707
	Base Co. Ltd.	1,000	43,868
	BayCurrent Consulting, Inc.	47,400	1,647,623
	Beaglee, Inc.	1,200	10,969
	Beauty Garage, Inc.	1,900	51,767
	Belc Co. Ltd.	4,700	212,344
	Bell System24 Holdings, Inc.	19,100	196,359
	Belluna Co. Ltd.	21,500	117,960
	Benefit One, Inc.	37,600	517,537
	Benesse Holdings, Inc.	41,300	592,763
#*	Bengo4.com, Inc.	3,100	59,686
#	Bic Camera, Inc.	31,800	266,054
	BIPROGY, Inc.	42,800	1,031,890
	BML, Inc.	9,800	220,093
#	Bookoff Group Holdings Ltd.	2,900	29,025
	Bourbon Corp.	1,800	28,150
#	BP Castrol KK	3,700	24,708
	Br Holdings Corp.	8,900	24,656
*	BrainPad, Inc.	7,200	36,664
	Broadband Tower, Inc.	8,200	8,577
	Broadleaf Co. Ltd.	14,900	47,004
	Broccoli Co. Ltd.	2,300	25,312
	Brother Industries Ltd.	52,200	819,813
#	Bunka Shutter Co. Ltd.	27,200	231,760
	Business Brain Showa-Ota, Inc.	4,200	60,551
	Business Engineering Corp.	2,400	60,976
	BuySell Technologies Co. Ltd.	500	16,977
	C Uyemura & Co. Ltd.	7,300	352,243
	CAC Holdings Corp.	5,100	64,033
	Canare Electric Co. Ltd.	1,800	18,384
	Canon Electronics, Inc.	800	10,896
	Canon Marketing Japan, Inc.	17,700	442,552
	Canon, Inc., Sponsored ADR	14,250	338,010
#	Canon, Inc.	41,700	993,183
	Capcom Co. Ltd.	38,600	1,450,495
	Careerlink Co. Ltd.	4,900	79,652
#	Carenet, Inc.	13,100	90,395
	Carlit Holdings Co. Ltd.	10,600	54,382
	Carta Holdings, Inc.	3,400	36,250
#	Casa, Inc.	3,100	19,615
	Casio Computer Co. Ltd.	62,500	594,675
	Cawachi Ltd.	6,000	102,860
	CDS Co. Ltd.	300	3,978
	CE Holdings Co. Ltd.	1,900	7,406
#*	CellSource Co. Ltd.	2,000	37,803
#	Celsys, Inc.	16,700	79,899
	Central Automotive Products Ltd.	4,800	102,053
	Central Japan Railway Co.	8,855	1,096,237
	Central Security Patrols Co. Ltd.	3,900	80,708
#	Central Sports Co. Ltd.	1,100	20,759
	Change Holdings, Inc.	6,200	104,891
	Charm Care Corp. KK	7,900	62,943
	Chilled & Frozen Logistics Holdings Co. Ltd.	3,700	36,057
#	Chino Corp.	3,100	48,360
	Chiyoda Co. Ltd.	8,300	51,109
*	Chiyoda Corp.	54,200	159,898
	Chiyoda Integre Co. Ltd.	2,700	46,217

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Chofu Seisakusho Co. Ltd.	5,400	$97,486
	Chudenko Corp.	14,100	231,246
	Chuetsu Pulp & Paper Co. Ltd.	3,700	27,284
	Chugai Pharmaceutical Co. Ltd.	108,800	2,807,653
	Chugai Ro Co. Ltd.	3,400	44,808
	Chugin Financial Group, Inc.	37,300	250,284
	Chugoku Marine Paints Ltd.	25,900	226,339
	CI Takiron Corp.	29,600	109,029
	Citizen Watch Co. Ltd.	68,500	379,034
	CKD Corp.	20,800	316,838
	CK-San-Etsu Co. Ltd.	1,800	56,972
	Cleanup Corp.	7,400	41,373
	CMIC Holdings Co. Ltd.	4,200	60,122
	Coca-Cola Bottlers Japan Holdings, Inc.	42,600	459,068
	COLOPL, Inc.	17,600	82,757
	Colowide Co. Ltd.	14,200	217,553
	Computer Engineering & Consulting Ltd.	8,000	83,172
#	Computer Institute of Japan Ltd.	11,040	44,346
	COMSYS Holdings Corp.	45,321	867,269
	Comture Corp.	10,400	153,427
*	COOKPAD, Inc.	11,600	16,489
	Core Corp.	2,600	32,352
	Corona Corp.	6,600	45,177
	Cosel Co. Ltd.	13,300	106,411
#	Cosmos Pharmaceutical Corp.	9,100	895,032
	Cota Co. Ltd.	2,236	27,416
	CRE, Inc.	8,400	80,287
	Create Restaurants Holdings, Inc.	24,300	177,316
	Create SD Holdings Co. Ltd.	13,100	317,770
	Creek & River Co. Ltd.	9,000	140,832
	Cresco Ltd.	7,100	93,613
	Cross Marketing Group, Inc.	3,700	19,374
	CTI Engineering Co. Ltd.	6,700	162,941
	CTS Co. Ltd.	8,700	50,464
	Cube System, Inc.	2,900	24,502
	Curves Holdings Co. Ltd.	10,400	60,634
*	Cyber Security Cloud, Inc.	700	9,461
	CyberAgent, Inc.	142,800	1,246,158
	Cybozu, Inc.	11,300	225,567
	Dai Nippon Printing Co. Ltd.	20,900	600,794
	Dai Nippon Toryo Co. Ltd.	14,600	92,462
	Dai-Dan Co. Ltd.	8,700	157,343
	Daido Kogyo Co. Ltd.	3,700	20,739
	Daido Steel Co. Ltd.	13,900	535,291
	Daifuku Co. Ltd.	63,600	1,171,816
	Daihatsu Diesel Manufacturing Co. Ltd.	9,500	44,263
	Daihen Corp.	7,800	256,864
	Daiho Corp.	4,100	117,792
	Dai-Ichi Cutter Kogyo KK	3,000	27,477
	Daiichi Jitsugyo Co. Ltd.	3,400	145,076
	Daiichi Kensetsu Corp.	2,300	23,877
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	9,000	66,508
	Dai-ichi Life Holdings, Inc.	123,800	2,302,775
	Daiichi Sankyo Co. Ltd.	69,900	2,398,591
	Daiichikosho Co. Ltd.	2,200	39,442
	Daiken Corp.	7,000	120,315
	Daiken Medical Co. Ltd.	4,300	15,498
	Daiki Aluminium Industry Co. Ltd.	3,900	40,012
	Daikin Industries Ltd.	27,900	5,067,507

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Daikokutenbussan Co. Ltd.	2,800	$112,100
	Dainichi Co. Ltd.	5,700	28,505
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	8,400	115,106
	Daiseki Co. Ltd.	7,480	214,006
	Daishi Hokuetsu Financial Group, Inc.	8,500	189,419
	Daisue Construction Co. Ltd.	4,800	43,257
	Daito Trust Construction Co. Ltd.	27,200	2,577,953
	Daitron Co. Ltd.	800	15,371
	Daiwa House Industry Co. Ltd.	116,300	2,964,310
	Daiwa Industries Ltd.	13,400	141,540
	Daiwa Securities Group, Inc.	132,900	617,280
	Daiwabo Holdings Co. Ltd.	40,200	758,542
	Dawn Corp.	500	7,757
	DCM Holdings Co. Ltd.	54,000	565,667
	Dear Life Co. Ltd.	18,200	96,532
	Delica Foods Holdings Co. Ltd.	2,200	10,018
*	DeNA Co. Ltd.	34,500	484,543
	Denka Co. Ltd.	11,100	222,305
#	Densan System Holdings Co. Ltd.	3,700	72,793
	Denso Corp.	28,500	1,720,362
	Dentsu Group, Inc.	61,100	2,201,727
	Denyo Co. Ltd.	8,200	114,577
	Dexerials Corp.	15,900	302,586
	DIC Corp.	41,800	772,188
	Digital Arts, Inc.	5,100	189,840
	Digital Garage, Inc.	7,400	261,071
	Digital Hearts Holdings Co. Ltd.	5,000	54,171
#	Digital Holdings, Inc.	6,500	56,126
	Digital Information Technologies Corp.	1,800	21,410
	Dip Corp.	20,600	508,245
	Direct Marketing MiX, Inc.	8,200	72,251
	Disco Corp.	11,100	1,263,793
	DKK Co. Ltd.	4,300	73,098
#	DKK-Toa Corp.	1,600	9,579
	DKS Co. Ltd.	5,100	70,963
	DMG Mori Co. Ltd.	74,600	1,196,783
	DMW Corp.	300	7,159
	Doshisha Co. Ltd.	10,300	162,172
	Double Standard, Inc.	1,000	15,024
	Doutor Nichires Holdings Co. Ltd.	8,200	129,309
	Dowa Holdings Co. Ltd.	27,800	908,239
#	Drecom Co. Ltd.	4,200	23,158
	DTS Corp.	14,100	335,010
	Duskin Co. Ltd.	17,500	429,312
	DyDo Group Holdings, Inc.	3,300	123,351
	Eagle Industry Co. Ltd.	8,400	81,024
	East Japan Railway Co.	18,500	1,058,600
	EAT & Holdings Co. Ltd.	2,200	35,986
	Ebara Corp.	43,100	1,885,681
	Ebara Foods Industry, Inc.	1,900	43,235
	Ebara Jitsugyo Co. Ltd.	4,400	96,455
	Ebase Co. Ltd.	6,500	32,895
	Eco’s Co. Ltd.	4,400	61,450
	EDION Corp.	34,000	334,592
	EF-ON, Inc.	8,900	41,859
	eGuarantee, Inc.	12,200	189,591
	E-Guardian, Inc.	4,600	74,352
	Eiken Chemical Co. Ltd.	8,500	98,828
	Eisai Co. Ltd.	18,400	1,061,741

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Eizo Corp.	7,700	$252,392
	EJ Holdings, Inc.	5,000	59,385
	Elan Corp.	11,200	83,872
	Elecom Co. Ltd.	15,500	147,088
	Elematec Corp.	9,400	119,352
	EM Systems Co. Ltd.	1,400	8,082
	en Japan, Inc.	20,800	373,366
	Endo Lighting Corp.	4,900	37,946
	Enigmo, Inc.	12,800	40,206
	eRex Co. Ltd.	16,900	215,963
	ERI Holdings Co. Ltd.	800	8,177
	ES-Con Japan Ltd.	10,900	69,582
	Eslead Corp.	4,000	65,779
	ESPEC Corp.	4,200	63,501
	EXEO Group, Inc.	58,300	1,081,763
	Ezaki Glico Co. Ltd.	16,100	414,103
	F&M Co. Ltd.	3,000	47,071
	FALCO HOLDINGS Co. Ltd.	4,200	62,441
	Fancl Corp.	23,000	398,030
	FANUC Corp.	75,500	2,549,725
	Fast Retailing Co. Ltd.	33,900	8,027,575
	FCC Co. Ltd.	16,600	213,999
*	FDK Corp.	4,100	25,967
	Felissimo Corp.	1,200	8,775
	Ferrotec Holdings Corp.	10,900	246,520
	Fibergate, Inc.	3,100	28,762
	Financial Partners Group Co. Ltd.	11,300	92,001
	FINDEX, Inc.	5,100	23,591
	First Brothers Co. Ltd.	900	5,902
#	First Juken Co. Ltd.	3,400	28,301
	Fixstars Corp.	3,700	38,149
	FJ Next Holdings Co. Ltd.	8,800	66,880
	Focus Systems Corp.	3,300	24,718
	Food & Life Cos. Ltd.	24,200	582,886
	Forum Engineering, Inc.	2,600	16,220
#	Forval Corp.	1,100	9,443
	Foster Electric Co. Ltd.	6,000	49,969
	FP Corp.	25,700	639,291
	France Bed Holdings Co. Ltd.	8,100	64,408
*	FreakOut Holdings, Inc.	2,000	23,361
#	Freebit Co. Ltd.	2,000	22,706
	Freund Corp.	3,700	17,426
	F-Tech, Inc.	3,400	19,404
	FTGroup Co. Ltd.	3,600	28,940
	Fudo Tetra Corp.	5,200	68,350
	Fuji Co. Ltd.	900	11,750
	Fuji Corp.	23,200	389,137
#	Fuji Corp.	5,500	53,229
	Fuji Corp. Ltd.	11,500	60,951
	Fuji Die Co. Ltd.	1,600	8,711
	Fuji Electric Co. Ltd.	15,200	613,555
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	48,598
	Fuji Kosan Co. Ltd.	2,800	24,450
	Fuji Media Holdings, Inc	21,000	196,869
	Fuji Oil Co. Ltd.	21,900	43,011
	Fuji Seal International, Inc	20,400	231,864
	Fuji Soft, Inc.	9,300	555,622
	FUJIFILM Holdings Corp.	20,000	1,042,399
	Fujikura Kasei Co. Ltd.	16,600	53,627

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fujikura Ltd.	110,000	$749,993
	Fujimi, Inc.	10,300	533,578
	Fujimori Kogyo Co. Ltd.	7,800	181,231
	Fujishoji Co. Ltd.	2,500	27,677
	Fujitsu General Ltd.	10,200	262,388
	Fujitsu Ltd.	18,400	2,452,301
	Fukuda Corp.	3,400	120,994
	Fukuda Denshi Co. Ltd.	4,800	147,530
	Fukui Computer Holdings, Inc.	4,400	87,336
	Fukushima Galilei Co. Ltd.	3,900	147,066
	Fukuyama Transporting Co. Ltd.	7,300	195,123
	FULLCAST Holdings Co. Ltd.	13,400	243,284
	Fumakilla Ltd.	1,700	13,491
	Funai Soken Holdings, Inc.	17,650	338,343
	Furukawa Co. Ltd.	15,100	149,231
	Furukawa Electric Co. Ltd.	17,500	320,398
	Furuno Electric Co. Ltd.	10,400	70,942
	Furyu Corp.	10,100	86,340
	Fuso Chemical Co. Ltd.	9,400	261,581
	Fuso Pharmaceutical Industries Ltd.	2,000	30,133
	Futaba Corp.	11,500	44,413
	Futaba Industrial Co. Ltd.	26,800	89,744
	Future Corp.	18,000	230,244
	Fuyo General Lease Co. Ltd.	12,200	892,859
	G-7 Holdings, Inc.	13,300	140,239
*	GA Technologies Co. Ltd.	3,000	24,099
	Gakkyusha Co. Ltd.	3,400	54,096
	Gecoss Corp.	7,500	49,167
#	Genki Sushi Co. Ltd.	2,600	62,068
	Genky DrugStores Co. Ltd.	4,300	127,103
	Geo Holdings Corp.	6,800	82,267
	Gift Holdings, Inc.	1,000	34,927
	Giken Ltd.	400	6,287
	GL Sciences, Inc.	1,000	16,866
	GLOBERIDE, Inc.	13,100	240,146
	Glory Ltd.	25,900	550,671
#	GMO Financial Holdings, Inc.	17,700	80,819
	GMO GlobalSign Holdings KK	2,700	76,612
	GMO internet group, Inc.	34,500	694,025
	GMO Payment Gateway, Inc.	9,100	711,727
	Goldcrest Co. Ltd.	9,300	124,664
	Goldwin, Inc.	15,000	1,362,931
	Golf Digest Online, Inc.	6,800	45,921
	Good Com Asset Co. Ltd.	4,800	27,919
	Grandy House Corp.	7,300	30,274
	gremz, Inc.	5,400	85,709
	GS Yuasa Corp.	17,400	306,236
	GSI Creos Corp.	3,600	49,296
	G-Tekt Corp.	5,500	60,251
	Gun-Ei Chemical Industry Co. Ltd.	2,100	40,862
	GungHo Online Entertainment, Inc.	27,010	518,567
	Gunma Bank Ltd.	94,000	321,897
	H.U. Group Holdings, Inc.	23,900	483,167
	H2O Retailing Corp.	25,260	299,321
	Hagihara Industries, Inc.	6,700	63,566
	Hakudo Co. Ltd.	3,100	60,369
	Hakuhodo DY Holdings, Inc.	88,200	1,039,290
	Halows Co. Ltd.	3,900	92,489
	Hamakyorex Co. Ltd.	4,200	107,467

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hamamatsu Photonics KK	15,000	$795,208
#	Hamee Corp.	1,600	11,554
	Handsman Co. Ltd.	300	2,510
	Hankyu Hanshin Holdings, Inc.	21,300	665,013
	Hanwa Co. Ltd.	24,300	752,451
	Happinet Corp.	11,900	171,828
	Hard Off Corp. Co. Ltd.	4,300	44,777
	Harima Chemicals Group, Inc.	7,600	48,076
	Harmonic Drive Systems, Inc.	10,800	330,201
	Haseko Corp.	154,400	1,884,965
	Hashimoto Sogyo Holdings Co. Ltd.	4,800	39,457
	Hazama Ando Corp.	79,800	526,784
	Heiwa Corp.	14,600	288,264
	Heiwa Real Estate Co. Ltd.	10,100	289,006
	Heiwado Co. Ltd.	11,700	177,772
#	Helios Techno Holding Co. Ltd.	4,500	22,502
#*	Hennge KK	4,600	24,768
	Hibiya Engineering Ltd.	9,700	160,687
	Hikari Tsushin, Inc.	3,900	532,136
	Himacs Ltd.	2,480	25,920
#	Himaraya Co. Ltd.	1,100	7,677
	Hioki EE Corp.	4,200	279,736
	Hirakawa Hewtech Corp.	4,700	50,027
	Hirano Tecseed Co. Ltd.	4,200	68,021
#	Hirata Corp.	4,200	209,628
	Hirose Electric Co. Ltd.	2,825	381,259
*	Hirose Tusyo, Inc.	1,400	27,698
	Hiroshima Gas Co. Ltd.	26,300	70,509
	Hisaka Works Ltd.	8,100	54,366
	Hisamitsu Pharmaceutical Co., Inc.	11,200	309,787
	Hitachi Construction Machinery Co. Ltd.	33,000	813,182
	Hitachi Ltd.	112,100	6,200,768
	Hitachi Ltd., ADR	900	99,720
	Hitachi Zosen Corp.	85,200	528,386
	Hito Communications Holdings, Inc.	2,000	23,317
	Hochiki Corp.	4,700	55,909
	Hodogaya Chemical Co. Ltd.	4,200	96,677
	Hogy Medical Co. Ltd.	5,300	132,765
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,100	38,363
	Hokkaido Gas Co. Ltd.	7,400	105,565
	Hokkan Holdings Ltd.	4,700	48,290
	Hokko Chemical Industry Co. Ltd.	10,800	73,503
	Hokuetsu Corp.	56,100	371,048
#	Hokuetsu Industries Co. Ltd.	9,300	95,323
	Hokuhoku Financial Group, Inc.	35,200	253,693
	Hokuriku Electric Industry Co. Ltd.	1,800	16,241
	Hokuriku Electrical Construction Co. Ltd.	7,319	44,538
	Honda Motor Co. Ltd., Sponsored ADR	25,574	679,757
	Honda Motor Co. Ltd.	110,300	2,925,489
	H-One Co. Ltd.	6,200	30,622
	Honeys Holdings Co. Ltd.	8,600	99,552
	Hoosiers Holdings Co. Ltd.	13,800	85,799
	Horiba Ltd.	18,100	997,178
	Hoshizaki Corp.	15,600	549,450
	Hosiden Corp.	7,400	94,768
	Hosokawa Micron Corp.	5,000	108,318
	Hotland Co. Ltd.	5,300	60,828
	House Foods Group, Inc.	17,700	389,190
#	HPC Systems, Inc.	1,000	14,997

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hulic Co. Ltd.	106,500	$916,971
	Hyakugo Bank Ltd.	50,600	146,102
	IBJ, Inc.	7,000	33,433
	Ichigo, Inc.	66,200	126,667
	Ichiken Co. Ltd.	3,800	53,615
	Ichinen Holdings Co. Ltd.	10,700	108,737
	Icom, Inc.	3,400	69,172
	ID Holdings Corp.	7,399	59,797
	Idec Corp.	14,000	342,837
#	IDOM, Inc.	34,200	211,468
	IHI Corp.	52,600	1,325,420
	Iida Group Holdings Co. Ltd.	41,820	743,530
	IJTT Co. Ltd.	3,900	15,175
	I’ll, Inc.	3,300	67,186
	Imagica Group, Inc.	6,500	29,089
	Imagineer Co. Ltd.	900	7,083
	i-mobile Co. Ltd.	2,400	23,042
	Inaba Denki Sangyo Co. Ltd.	20,600	460,121
	Inaba Seisakusho Co. Ltd.	4,300	45,955
#	Inageya Co. Ltd.	5,900	71,632
*	I-NE Co. Ltd.	2,400	57,308
	Ines Corp.	8,300	84,875
	I-Net Corp.	2,600	25,272
	Infocom Corp.	12,200	202,725
	Infomart Corp.	51,600	110,915
	Information Services International-Dentsu Ltd.	10,700	377,200
	INFRONEER Holdings, Inc.	120,980	955,571
	Innotech Corp.	2,000	20,062
	Insource Co. Ltd.	17,700	162,409
	Intage Holdings, Inc.	17,900	208,456
	Intelligent Wave, Inc.	3,200	17,053
	Inter Action Corp	2,300	22,334
	Internet Initiative Japan, Inc.	31,900	660,146
#	Inui Global Logistics Co. Ltd.	4,700	59,740
	I-PEX, Inc.	2,600	26,699
	IPS, Inc.	1,600	29,951
	IR Japan Holdings Ltd.	4,788	75,496
	I’rom Group Co. Ltd.	2,700	35,947
	ISB Corp.	4,700	41,533
	Ise Chemicals Corp.	900	48,150
	Iseki & Co. Ltd.	8,500	75,066
	Isetan Mitsukoshi Holdings Ltd.	46,340	511,629
	Ishihara Chemical Co. Ltd.	7,100	78,496
	Ishihara Sangyo Kaisha Ltd.	4,100	35,428
	Ishii Iron Works Co. Ltd.	500	8,364
#*	Istyle, Inc.	17,500	69,798
	Isuzu Motors Ltd.	200,300	2,365,346
*	ITbook Holdings Co. Ltd.	3,300	9,330
	Itfor, Inc.	15,000	95,872
	ITmedia, Inc.	3,800	38,871
#	Ito En Ltd.	31,300	968,181
	Itochu Enex Co. Ltd.	40,000	342,368
	Itochu Techno-Solutions Corp.	19,900	515,322
	Itochu-Shokuhin Co. Ltd.	2,700	108,257
	Itoki Corp.	17,500	104,120
	Iwaki Co. Ltd.	4,300	41,272
	Iwatani Corp.	29,000	1,372,940
*	Iwatsu Electric Co. Ltd.	1,800	10,851
	Izumi Co. Ltd.	8,500	199,886

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	J Front Retailing Co. Ltd.	63,500	$667,846
	JAC Recruitment Co. Ltd.	10,500	196,185
	Jaccs Co. Ltd.	8,900	298,335
	JAFCO Group Co. Ltd.	35,400	451,071
#	JANOME Corp.	3,900	17,812
	Japan Airport Terminal Co. Ltd.	2,500	122,508
	Japan Aviation Electronics Industry Ltd.	11,500	201,744
	Japan Best Rescue System Co. Ltd.	2,900	16,530
	Japan Cash Machine Co. Ltd.	6,000	56,107
*	Japan Communications, Inc.	51,700	96,026
	Japan Electronic Materials Corp.	4,500	45,736
	Japan Elevator Service Holdings Co. Ltd.	22,100	328,754
#	Japan Foundation Engineering Co. Ltd.	11,300	44,677
*	Japan Hospice Holdings, Inc.	600	15,628
	Japan Investment Adviser Co. Ltd.	4,100	33,591
	Japan Lifeline Co. Ltd.	27,700	190,531
	Japan Material Co. Ltd.	17,200	257,895
	Japan Medical Dynamic Marketing, Inc.	8,100	60,681
	Japan Post Bank Co. Ltd.	46,200	368,933
	Japan Post Insurance Co. Ltd.	50,600	821,697
	Japan Pulp & Paper Co. Ltd.	4,600	177,353
	Japan Pure Chemical Co. Ltd.	1,900	34,115
	Japan Securities Finance Co. Ltd.	39,200	295,843
	Japan Steel Works Ltd.	4,600	83,572
	Japan System Techniques Co. Ltd.	3,400	51,945
	Japan Wool Textile Co. Ltd.	18,100	134,397
	Jastec Co. Ltd.	2,900	26,345
	JBCC Holdings, Inc.	3,500	55,493
	JCR Pharmaceuticals Co. Ltd.	16,700	180,628
	JCU Corp.	12,600	297,525
	JDC Corp.	15,700	71,022
	Jeol Ltd.	20,600	601,036
	JFE Systems, Inc.	2,800	53,742
	JGC Holdings Corp.	73,300	917,002
#*	JIG-SAW, Inc.	1,500	51,925
	JINS Holdings, Inc.	3,800	81,832
	JINUSHI Co. Ltd.	7,600	108,910
	JK Holdings Co. Ltd.	5,600	43,686
	J-Lease Co. Ltd.	1,100	16,403
	JM Holdings Co. Ltd.	5,400	79,001
	JMDC, Inc.	1,400	50,188
	Joshin Denki Co. Ltd.	7,400	110,369
	Joyful Honda Co. Ltd.	19,300	257,121
	JP-Holdings, Inc.	40,700	93,589
#	JSP Corp.	7,700	88,652
	JSR Corp.	29,600	686,822
	J-Stream, Inc.	4,400	17,330
	JTEKT Corp.	48,000	396,384
#	Juki Corp.	10,400	49,138
	Juroku Financial Group, Inc.	6,900	152,748
	Justsystems Corp.	20,200	533,785
	JVCKenwood Corp.	83,620	285,009
	Kadokawa Corp.	21,603	460,714
	Kaga Electronics Co. Ltd.	7,600	269,622
	Kajima Corp.	104,001	1,375,996
	Kakaku.com, Inc.	49,800	685,184
	Kaken Pharmaceutical Co. Ltd.	5,900	162,457
#	Kamakura Shinsho Ltd.	6,300	43,245
	Kamigumi Co. Ltd.	34,800	762,671

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kanaden Corp.	10,000	$88,987
	Kanamic Network Co. Ltd.	2,300	7,414
#	Kanamoto Co. Ltd.	13,600	227,842
	Kandenko Co. Ltd.	47,700	359,407
	Kaneka Corp.	21,100	561,337
	Kaneko Seeds Co. Ltd.	4,700	55,310
	Kanematsu Corp.	34,500	449,078
	Kanemi Co. Ltd.	1,000	21,281
	Kansai Paint Co. Ltd.	36,100	508,937
	Kanto Denka Kogyo Co. Ltd.	8,400	63,726
	Kao Corp.	42,400	1,713,319
*	Kaonavi, Inc.	600	11,874
	Katakura Industries Co. Ltd.	8,200	109,561
	Katitas Co. Ltd.	27,100	529,233
	Kato Sangyo Co. Ltd.	11,000	292,502
	Kato Works Co. Ltd.	3,900	35,204
	Kawada Technologies, Inc.	1,400	41,999
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,600	36,357
	Kawasaki Heavy Industries Ltd.	70,300	1,529,324
	KDDI Corp.	307,000	9,583,966
	KeePer Technical Laboratory Co. Ltd.	6,600	245,413
	Keihan Holdings Co. Ltd.	10,500	289,026
	Keihanshin Building Co. Ltd.	9,000	84,909
	Keikyu Corp.	51,600	501,550
	Keio Corp.	12,300	456,821
	Keisei Electric Railway Co. Ltd.	12,292	433,771
#	KEIWA, Inc.	1,600	16,370
	Keiyo Bank Ltd.	26,200	108,812
	Keiyo Co. Ltd.	15,600	96,479
	KEL Corp.	1,000	12,734
	Kewpie Corp.	40,900	686,600
	Keyence Corp.	26,200	11,815,049
	KFC Ltd.	1,100	10,635
	KH Neochem Co. Ltd.	8,000	137,936
	Kibun Foods, Inc.	1,500	11,596
	Kikkoman Corp.	23,700	1,403,839
	Kimoto Co. Ltd.	12,900	18,047
	Kimura Chemical Plants Co. Ltd.	4,600	23,972
	Kinden Corp.	40,000	545,388
	King Jim Co. Ltd.	4,300	29,240
	Kintetsu Group Holdings Co. Ltd.	12,700	428,717
	Kirin Holdings Co. Ltd.	59,800	971,470
	Kissei Pharmaceutical Co. Ltd.	5,800	117,504
#	Ki-Star Real Estate Co. Ltd.	5,500	165,278
	Kitagawa Corp.	2,700	22,229
	Kitano Construction Corp.	1,200	28,578
	Kitanotatsujin Corp.	43,000	99,021
	Kitz Corp.	23,100	157,977
	Kiyo Bank Ltd.	15,000	175,403
	Koa Shoji Holdings Co. Ltd.	1,600	8,616
	Kobayashi Pharmaceutical Co. Ltd.	8,700	542,898
	Kobe Bussan Co. Ltd.	33,800	945,332
*	Kobe Electric Railway Co. Ltd.	900	21,216
	Koei Chemical Co. Ltd.	500	8,508
	Koei Tecmo Holdings Co. Ltd.	29,000	533,303
	Kohnan Shoji Co. Ltd.	10,700	288,693
	Kohsoku Corp.	6,000	94,407
	Koito Manufacturing Co. Ltd.	29,400	568,698
	Kojima Co. Ltd.	11,500	48,204

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kokuyo Co. Ltd.	32,500	$464,448
	KOMAIHALTEC, Inc.	2,400	31,576
	Komatsu Ltd.	135,600	3,372,354
	Komatsu Matere Co. Ltd.	11,300	57,203
	Komatsu Wall Industry Co. Ltd.	2,600	44,884
	KOMEDA Holdings Co. Ltd.	11,400	215,172
#	Komehyo Holdings Co. Ltd.	3,100	63,348
	Komeri Co. Ltd.	9,100	211,673
	Komori Corp.	21,600	167,377
	Konaka Co. Ltd.	8,100	20,982
	Konami Group Corp.	22,500	1,107,089
	Kondotec, Inc.	5,200	39,044
	Konica Minolta, Inc.	111,000	463,022
	Konishi Co. Ltd.	20,000	300,424
	Konoike Transport Co. Ltd.	6,500	76,497
	Konoshima Chemical Co. Ltd.	3,700	42,701
	Kosaido Holdings Co. Ltd.	2,800	55,605
	Kose Corp.	4,500	525,128
	Kotobuki Spirits Co. Ltd.	5,300	391,377
#	Kotobukiya Co. Ltd.	400	27,801
	Kozo Keikaku Engineering, Inc.	1,800	39,131
	KPP Group Holdings Co. Ltd.	9,600	45,832
	Krosaki Harima Corp.	1,800	81,559
	KRS Corp.	4,200	31,536
	K’s Holdings Corp.	64,076	567,920
	KU Holdings Co. Ltd.	5,300	55,638
	Kubota Corp.	95,400	1,445,595
*	Kufu Co., Inc.	3,600	12,771
	Kumagai Gumi Co. Ltd.	15,400	327,417
#	Kumiai Chemical Industry Co. Ltd.	7,800	51,913
	Kunimine Industries Co. Ltd.	3,100	21,445
	Kurabo Industries Ltd.	3,800	69,899
	Kuraray Co. Ltd.	50,900	475,997
	Kureha Corp.	7,100	440,795
	Kurimoto Ltd.	5,200	77,142
	Kurita Water Industries Ltd.	29,900	1,253,075
	Kuriyama Holdings Corp.	9,700	63,114
	Kusuri no Aoki Holdings Co. Ltd.	9,800	470,243
	KYB Corp.	4,200	133,987
	Kyocera Corp.	21,900	1,149,477
	Kyodo Printing Co. Ltd.	2,600	54,125
	Kyokuto Boeki Kaisha Ltd.	6,600	73,677
	Kyokuto Kaihatsu Kogyo Co. Ltd.	16,100	203,008
	Kyokuyo Co. Ltd.	5,700	149,977
	Kyorin Pharmaceutical Co. Ltd.	12,900	166,030
	Kyosan Electric Manufacturing Co. Ltd.	21,800	68,132
	Kyowa Electronic Instruments Co. Ltd.	3,500	9,239
	Kyowa Kirin Co. Ltd.	22,000	489,530
	Kyowa Leather Cloth Co. Ltd.	8,600	33,456
	Kyudenko Corp.	16,900	450,665
	Kyushu Leasing Service Co. Ltd.	4,700	30,164
	Kyushu Railway Co.	26,200	594,970
	LA Holdings Co. Ltd.	600	16,715
	LAC Co. Ltd.	6,900	35,009
#*	Laox Holdings Co. Ltd.	13,500	28,022
	Lasertec Corp.	15,600	2,122,318
*	Leopalace21 Corp.	98,200	259,118
	Life Corp.	8,400	178,186
	LIFULL Co. Ltd.	26,300	42,742

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	LIKE, Inc.	3,700	$52,014
	Linical Co. Ltd.	2,500	12,834
	Link & Motivation, Inc.	13,000	46,675
	Lintec Corp.	26,600	444,833
	Lion Corp.	67,800	739,143
	Lixil Corp.	49,600	780,755
	Loadstar Capital KK	1,200	12,489
*	Locondo, Inc.	2,200	29,079
	Look Holdings, Inc.	1,900	31,841
*	M&A Capital Partners Co. Ltd.	3,700	104,525
	M3, Inc.	82,000	2,012,770
	Mabuchi Motor Co. Ltd.	12,600	355,599
#*	Macbee Planet, Inc.	300	33,314
	Macnica Holdings, Inc.	25,000	687,007
	Macromill, Inc.	16,900	112,523
	Maeda Kosen Co. Ltd.	6,400	153,140
	Maezawa Industries, Inc.	4,100	22,793
	Maezawa Kasei Industries Co. Ltd.	4,500	54,376
	Maezawa Kyuso Industries Co. Ltd.	7,400	58,509
	Mainichi Comnet Co. Ltd.	3,000	18,284
	Makino Milling Machine Co. Ltd.	10,600	387,715
	Makita Corp.	38,100	1,074,827
#	Management Solutions Co. Ltd.	3,400	80,577
	Mandom Corp.	12,900	153,346
	Mani, Inc.	13,500	176,669
	MarkLines Co. Ltd.	3,900	67,614
	Maruha Nichiro Corp.	19,100	355,588
	Maruichi Steel Tube Ltd.	12,600	285,026
	MARUKA FURUSATO Corp.	7,141	138,321
#	Marumae Co. Ltd.	1,800	21,215
	Marusan Securities Co. Ltd.	6,900	21,357
	Maruyama Manufacturing Co., Inc.	700	9,756
	Maruzen CHI Holdings Co. Ltd.	9,400	24,540
	Maruzen Co. Ltd.	4,500	70,330
	Maruzen Showa Unyu Co. Ltd.	3,400	85,094
	Marvelous, Inc.	12,200	60,545
#	Matching Service Japan Co. Ltd.	800	5,988
	Matsuda Sangyo Co. Ltd.	5,600	93,068
	Matsui Construction Co. Ltd.	10,300	54,093
	Matsui Securities Co. Ltd.	35,000	200,288
	MatsukiyoCocokara & Co.	15,820	847,158
	Max Co. Ltd.	10,000	159,699
	Maxell Ltd.	11,600	127,758
	Maxvalu Tokai Co. Ltd.	4,000	79,709
	Mazda Motor Corp.	122,000	1,104,037
#	McDonald’s Holdings Co. Japan Ltd.	9,400	391,606
	MCJ Co. Ltd.	28,400	196,426
	MEC Co. Ltd.	10,500	196,536
*	Media Do Co. Ltd.	4,300	44,375
	Medical Data Vision Co. Ltd.	11,200	66,814
	Medical System Network Co. Ltd.	18,000	53,903
	Medikit Co. Ltd.	1,500	26,033
	Medipal Holdings Corp.	92,100	1,407,097
	Medius Holdings Co. Ltd.	6,200	38,603
*	Megachips Corp.	3,300	78,255
	Megmilk Snow Brand Co. Ltd.	19,300	277,008
	Meidensha Corp.	15,400	209,210
	Meiho Facility Works Ltd.	5,300	30,444
	Meiji Electric Industries Co. Ltd.	3,900	34,523

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	MEIJI Holdings Co. Ltd.	34,200	$825,236
	Meisei Industrial Co. Ltd.	21,400	147,681
	Meitec Corp.	36,300	613,396
#	Meiwa Corp.	9,600	49,629
#	Meiwa Estate Co. Ltd.	4,200	25,197
	Melco Holdings, Inc.	1,700	41,915
#	Members Co. Ltd.	2,600	23,808
	Menicon Co. Ltd.	15,400	327,085
*	Mercari, Inc.	21,600	371,450
	Mercuria Holdings Co. Ltd.	3,100	16,445
	METAWATER Co. Ltd.	5,400	71,166
	Micronics Japan Co. Ltd.	12,600	114,788
	Milbon Co. Ltd.	12,700	535,462
	MIMAKI ENGINEERING Co. Ltd.	4,800	23,849
	Minebea Mitsumi, Inc.	57,200	1,059,265
#	Minkabu The Infonoid, Inc.	1,300	16,216
#	Mipox Corp.	7,800	31,817
	Mirai Industry Co. Ltd.	2,400	38,473
	Mirait One Corp.	61,200	760,186
	Mirarth Holdings, Inc.	49,500	139,673
	Miroku Jyoho Service Co. Ltd.	9,800	122,412
	MISUMI Group, Inc.	80,200	2,023,221
	Mitani Corp.	11,200	110,301
	Mitani Sangyo Co. Ltd.	12,600	29,977
	Mitsuba Corp.	8,400	36,398
	Mitsubishi Chemical Group Corp.	226,200	1,327,034
	Mitsubishi Electric Corp.	196,200	2,432,660
	Mitsubishi Estate Co. Ltd.	102,100	1,258,311
	Mitsubishi Gas Chemical Co., Inc.	60,000	873,509
	Mitsubishi Heavy Industries Ltd.	59,800	2,267,630
	Mitsubishi Kakoki Kaisha Ltd.	1,500	26,860
	Mitsubishi Logisnext Co. Ltd.	22,300	162,402
	Mitsubishi Logistics Corp.	19,999	495,560
*	Mitsubishi Motors Corp.	226,600	870,967
	Mitsubishi Pencil Co. Ltd.	15,600	204,073
	Mitsubishi Research Institute, Inc.	2,800	101,592
	Mitsubishi Shokuhin Co. Ltd.	7,900	204,087
	Mitsubishi UFJ Financial Group, Inc.	1,144,800	7,165,913
	Mitsuboshi Belting Ltd.	5,600	160,438
	Mitsui Chemicals, Inc.	52,200	1,320,712
*	Mitsui E&S Co. Ltd.	25,800	99,125
	Mitsui Fudosan Co. Ltd.	100,600	1,998,118
	Mitsui Mining & Smelting Co. Ltd.	26,500	631,040
	Mitsui-Soko Holdings Co. Ltd.	4,800	140,893
	Mitsuuroko Group Holdings Co. Ltd.	21,100	207,043
	Miura Co. Ltd.	12,200	324,975
	Mixi, Inc.	16,700	353,057
	Miyaji Engineering Group, Inc.	1,800	51,592
	Miyazaki Bank Ltd.	1,000	17,904
	Mizuho Financial Group, Inc.	149,471	2,166,713
	Mizuho Financial Group, Inc., ADR	8,184	23,815
	Mizuho Leasing Co. Ltd.	12,100	339,069
	Mizuho Medy Co. Ltd.	700	11,686
	Mizuno Corp.	8,900	222,150
	Mochida Pharmaceutical Co. Ltd.	9,200	236,434
	Monex Group, Inc.	88,700	336,844
*	Money Forward, Inc.	700	28,874
	Monogatari Corp.	4,800	100,895
	MonotaRO Co. Ltd.	56,200	850,244

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	MORESCO Corp.	2,300	$19,199
	Morinaga & Co. Ltd.	15,600	462,313
	Morinaga Milk Industry Co. Ltd.	10,300	387,392
	Moriroku Holdings Co. Ltd.	1,200	17,105
	Morita Holdings Corp.	13,200	139,110
	Morito Co. Ltd.	7,100	55,756
	Morozoff Ltd.	600	16,024
#	Mortgage Service Japan Ltd.	4,600	22,702
	MRK Holdings, Inc.	11,100	9,149
	MrMax Holdings Ltd.	11,600	53,437
	MS&AD Insurance Group Holdings, Inc.	50,952	1,672,362
	Mugen Estate Co. Ltd.	5,700	26,316
	m-up Holdings, Inc.	13,200	120,135
#	Murakami Corp.	1,300	26,877
	Murata Manufacturing Co. Ltd.	27,500	1,560,245
	Nabtesco Corp.	22,400	539,919
#	NAC Co. Ltd.	3,600	25,413
	Nachi-Fujikoshi Corp.	4,100	115,868
	Nafco Co. Ltd.	6,100	83,314
	Nagano Keiki Co. Ltd.	4,600	43,654
	Nagase & Co. Ltd.	53,900	849,203
#	Nagawa Co. Ltd.	1,600	74,713
	Nagoya Railroad Co. Ltd.	62,200	1,003,418
	Naigai Tec Corp.	800	14,227
	Nakabayashi Co. Ltd.	10,000	35,542
	Nakamoto Packs Co. Ltd.	1,600	18,597
	Nakamuraya Co. Ltd.	701	16,351
	Nakanishi, Inc.	26,400	500,143
	Nakano Corp.	6,500	19,730
	Nakano Refrigerators Co. Ltd.	400	16,593
	Nakayamafuku Co. Ltd.	4,800	11,968
#*	Namura Shipbuilding Co. Ltd.	16,000	48,242
	Nankai Electric Railway Co. Ltd.	19,800	461,917
	Nanto Bank Ltd.	4,400	80,154
	Nanyo Corp.	1,200	20,532
	Nasu Denki Tekko Co. Ltd.	500	33,328
	Natori Co. Ltd.	3,300	48,430
	NEC Capital Solutions Ltd.	6,000	118,543
	NEC Corp.	58,800	2,261,172
	NEC Networks & System Integration Corp.	37,500	467,457
	NET One Systems Co. Ltd.	40,800	961,998
	New Art Holdings Co. Ltd.	2,600	33,372
	New Cosmos Electric Co. Ltd.	200	3,138
*	New Japan Chemical Co. Ltd.	5,000	7,929
	Nexon Co. Ltd.	33,300	752,259
#	Nextage Co. Ltd.	17,300	313,829
*	NexTone, Inc.	1,300	28,042
	NF Holdings Corp.	1,100	7,931
	NHK Spring Co. Ltd.	83,400	618,338
	Nicca Chemical Co. Ltd.	3,100	20,424
	Nice Corp.	3,400	32,994
	Nichias Corp.	15,000	303,366
	Nichiden Corp.	6,300	93,388
	Nichiha Corp.	6,700	141,561
	Nichirei Corp.	33,500	687,256
	Nichirin Co. Ltd.	6,130	106,082
	Nidec Corp.	58,100	2,874,908
#	Nidec Corp., Sponsored ADR	10,600	130,910
	Nifco, Inc.	66,800	1,921,199

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nihon Chouzai Co. Ltd.	6,400	$58,116
	Nihon Dempa Kogyo Co. Ltd.	5,200	45,333
	Nihon Dengi Co. Ltd.	2,200	57,138
	Nihon Flush Co. Ltd.	8,200	62,344
#	Nihon House Holdings Co. Ltd.	14,000	40,256
	Nihon Kagaku Sangyo Co. Ltd.	8,000	66,947
	Nihon Kohden Corp.	28,900	799,623
	Nihon M&A Center Holdings, Inc.	163,400	1,249,004
	Nihon Nohyaku Co. Ltd.	7,300	37,000
	Nihon Parkerizing Co. Ltd.	43,700	342,047
	Nihon Tokushu Toryo Co. Ltd.	5,600	41,241
	Nihon Trim Co. Ltd.	1,200	25,774
#*	Nihon Yamamura Glass Co. Ltd.	3,300	17,346
	Niitaka Co. Ltd.	1,100	17,616
#	Nikkiso Co. Ltd.	21,800	153,114
	Nikko Co. Ltd.	13,500	64,203
	Nikkon Holdings Co. Ltd.	14,600	282,924
	Nikon Corp.	45,900	474,472
	Nintendo Co. Ltd.	288,000	12,175,882
	Nippi, Inc.	600	17,000
	Nippon Air Conditioning Services Co. Ltd.	4,500	24,467
	Nippon Aqua Co. Ltd.	4,300	27,870
	Nippon Avionics Co. Ltd.	600	18,155
	Nippon Carbide Industries Co., Inc.	2,900	27,589
	Nippon Care Supply Co. Ltd.	1,200	14,149
	Nippon Chemical Industrial Co. Ltd.	3,300	44,934
	Nippon Densetsu Kogyo Co. Ltd.	14,900	193,219
	Nippon Dry-Chemical Co. Ltd.	2,100	28,800
	Nippon Express Holdings, Inc.	29,000	1,701,776
	Nippon Felt Co. Ltd.	2,900	8,891
	Nippon Filcon Co. Ltd.	3,100	10,740
	Nippon Fine Chemical Co. Ltd.	5,100	99,637
	Nippon Gas Co. Ltd.	66,500	935,156
	Nippon Kayaku Co. Ltd.	68,600	622,320
	Nippon Kinzoku Co. Ltd.	900	6,210
	Nippon Koei Co. Ltd.	5,100	142,190
	Nippon Light Metal Holdings Co. Ltd.	29,860	312,871
	Nippon Paint Holdings Co. Ltd.	77,500	699,223
	Nippon Parking Development Co. Ltd.	78,100	134,610
	Nippon Pillar Packing Co. Ltd.	12,000	333,635
	Nippon Rietec Co. Ltd.	7,800	73,229
	Nippon Seiki Co. Ltd.	16,300	103,739
	Nippon Seisen Co. Ltd.	1,000	33,300
	Nippon Sharyo Ltd.	3,700	56,797
	Nippon Shinyaku Co. Ltd.	23,500	1,074,624
	Nippon Shokubai Co. Ltd.	8,800	352,807
	Nippon Signal Company Ltd.	12,900	105,345
	Nippon Soda Co. Ltd.	11,100	382,868
	Nippon Telegraph & Telephone Corp.	91,700	2,798,132
	Nippon Thompson Co. Ltd.	19,900	86,200
	Nipro Corp.	39,900	300,507
	Nishimatsu Construction Co. Ltd.	19,700	517,677
	Nishimatsuya Chain Co. Ltd.	15,500	183,824
	Nishimoto Co. Ltd.	1,700	48,428
	Nishi-Nippon Railroad Co. Ltd.	11,400	209,080
	Nishio Holdings Co. Ltd.	8,200	194,855
	Nissan Chemical Corp.	31,600	1,404,369
	Nissan Motor Co. Ltd.	201,400	734,392
	Nissan Shatai Co. Ltd.	26,700	183,443

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nissan Tokyo Sales Holdings Co. Ltd.	5,300	$13,687
	Nissei ASB Machine Co. Ltd.	2,700	84,684
	Nissei Plastic Industrial Co. Ltd.	5,900	44,100
	Nisshin Group Holdings Co. Ltd.	19,600	67,591
	Nisshin Oillio Group Ltd.	8,800	219,947
	Nisshin Seifun Group, Inc.	28,080	340,370
	Nisshinbo Holdings, Inc.	34,604	266,402
	Nissin Corp.	7,900	124,362
	Nisso Corp.	11,600	66,394
	Nissui Corp.	98,700	431,563
	Nitori Holdings Co. Ltd.	8,600	1,095,088
	Nitta Corp.	5,100	116,025
	Nitta Gelatin, Inc.	7,100	43,780
	Nitto Denko Corp.	47,900	3,096,649
	Nitto Kogyo Corp.	10,900	215,819
	Nitto Kohki Co. Ltd.	4,900	72,451
	Nitto Seiko Co. Ltd.	10,500	46,895
	Nittoc Construction Co. Ltd.	6,500	48,268
	NJS Co. Ltd.	3,300	55,830
	Noevir Holdings Co. Ltd.	6,100	248,854
	Nohmi Bosai Ltd.	4,900	63,196
	Nojima Corp.	30,800	330,410
	Nomura Holdings, Inc.	411,000	1,473,394
#	Nomura Holdings, Inc., Sponsored ADR	77,706	276,633
	Nomura Micro Science Co. Ltd.	3,700	114,820
	Nomura Real Estate Holdings, Inc.	37,400	931,971
	Nomura Research Institute Ltd.	64,966	1,634,515
	Noritake Co. Ltd.	2,200	75,559
	Noritsu Koki Co. Ltd.	8,500	139,718
	Noritz Corp.	11,900	161,369
	NS Solutions Corp.	11,500	312,972
	NS Tool Co. Ltd.	3,800	31,680
	NSD Co. Ltd.	23,000	423,117
	NSK Ltd.	72,200	407,635
	NSW, Inc.	3,100	47,868
	NTN Corp.	106,000	261,837
	NTT Data Corp.	102,500	1,392,272
	Oat Agrio Co. Ltd.	5,000	49,924
#	Obara Group, Inc.	3,300	103,734
	Obayashi Corp.	151,400	1,262,187
	OBIC Business Consultants Co. Ltd.	6,300	239,234
	Obic Co. Ltd.	13,700	2,110,829
	Ocean System Corp.	1,000	7,040
#	Ochi Holdings Co. Ltd.	1,800	16,388
	Odakyu Electric Railway Co. Ltd.	25,600	357,589
	Oenon Holdings, Inc.	11,900	24,819
	Ogaki Kyoritsu Bank Ltd.	8,000	108,944
	Ohashi Technica, Inc.	2,500	29,431
	Ohba Co. Ltd.	4,500	26,107
	Ohmoto Gumi Co. Ltd.	500	24,216
	Ohsho Food Service Corp.	1,700	77,417
	Oiles Corp.	5,300	66,978
#*	Oisix ra daichi, Inc.	9,900	185,230
	Oita Bank Ltd.	1,400	21,287
	Oji Holdings Corp.	121,200	476,279
	Okabe Co. Ltd.	12,800	79,261
	Okamoto Industries, Inc.	3,700	110,189
	Okamoto Machine Tool Works Ltd.	1,100	39,768
	Okamura Corp.	24,100	257,312

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Okasan Securities Group, Inc.	64,600	$203,052
	Oki Electric Industry Co. Ltd.	32,200	174,668
	Okinawa Financial Group, Inc.	4,980	76,883
	OKUMA Corp.	10,600	470,710
	Okumura Corp.	14,600	358,198
	Okura Industrial Co. Ltd.	4,000	62,637
	Okuwa Co. Ltd.	9,400	62,029
	Olba Healthcare Holdings, Inc.	800	10,452
	Olympus Corp.	193,000	3,378,738
	Omron Corp.	14,000	821,228
	Ono Pharmaceutical Co. Ltd.	87,600	1,763,834
	Onoken Co. Ltd.	10,300	117,522
	Onward Holdings Co. Ltd.	40,800	112,899
	Open House Group Co. Ltd.	27,900	1,115,239
	Open Up Group, Inc.	11,200	165,919
*	Optim Corp.	7,000	48,010
	Optorun Co. Ltd.	3,700	56,395
	Oracle Corp.	8,700	624,388
	Organo Corp.	9,600	231,816
	Oricon, Inc.	5,900	47,938
	Orient Corp.	24,930	207,982
#	Oriental Consultants Holdings Co. Ltd.	2,100	40,122
	Oriental Land Co. Ltd.	39,000	1,380,178
	Oriental Shiraishi Corp.	40,000	96,877
	Origin Co. Ltd.	1,200	11,025
	Oro Co. Ltd.	2,200	39,535
	Osaka Gas Co. Ltd.	57,000	942,848
	Osaka Organic Chemical Industry Ltd.	8,300	125,841
	Osaka Soda Co. Ltd.	2,800	90,568
	Osaki Electric Co. Ltd.	9,400	39,110
	OSG Corp.	27,100	380,693
	Otsuka Corp.	39,700	1,445,042
	OUG Holdings, Inc.	1,000	18,079
	Outsourcing, Inc.	69,200	704,911
*	Oxide Corp.	1,400	33,113
	Oyo Corp.	9,900	149,019
#	Ozu Corp.	1,500	19,851
	Pacific Industrial Co. Ltd.	10,500	94,874
	Pack Corp.	8,900	203,947
	PAL GROUP Holdings Co. Ltd.	8,300	190,541
	PALTAC Corp.	14,000	537,136
	Pan Pacific International Holdings Corp.	63,400	1,184,751
	Panasonic Holdings Corp.	243,100	2,289,705
	PAPYLESS Co. Ltd.	2,000	15,818
#	Paraca, Inc.	900	12,990
	Paramount Bed Holdings Co. Ltd.	9,600	170,235
*	Park24 Co. Ltd.	45,400	701,751
	Parker Corp.	7,900	36,453
#	Pasco Corp.	2,100	22,817
	Pasona Group, Inc.	17,600	242,225
	PC Depot Corp.	8,420	18,412
	PCI Holdings, Inc.	2,900	21,783
	Pegasus Co. Ltd.	7,900	36,213
	Penta-Ocean Construction Co. Ltd.	90,000	437,551
	People Dreams & Technologies Group Co. Ltd.	3,600	40,876
*	PeptiDream, Inc.	4,800	64,853
	Persol Holdings Co. Ltd.	77,600	1,600,066
*	PIA Corp.	900	21,908
	Pigeon Corp.	49,500	770,793

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Pilot Corp.	11,900	$396,594
	Pola Orbis Holdings, Inc.	28,600	397,544
	Pole To Win Holdings, Inc.	14,300	96,420
	Poppins Corp.	1,000	13,907
*	PR Times, Inc.	700	7,019
	Premium Group Co. Ltd.	13,500	162,085
	Press Kogyo Co. Ltd.	20,000	80,221
	Pressance Corp.	11,500	166,078
	Prestige International, Inc.	50,500	220,425
	Procrea Holdings, Inc.	5,525	88,402
	Pronexus, Inc.	4,500	33,056
	Pro-Ship, Inc.	5,300	54,177
	Proto Corp.	10,400	90,827
	PS Mitsubishi Construction Co. Ltd.	15,100	75,159
	Punch Industry Co. Ltd.	8,400	32,539
	QB Net Holdings Co. Ltd.	3,500	35,047
	Qol Holdings Co. Ltd.	19,600	179,684
	Quick Co. Ltd.	9,900	130,251
	Raccoon Holdings, Inc.	5,300	28,475
	Raito Kogyo Co. Ltd.	15,900	234,521
	Raiznext Corp.	5,500	58,893
	Rakus Co. Ltd.	32,400	492,459
	Rakuten Group, Inc.	111,400	555,658
*	RaQualia Pharma, Inc.	2,300	13,553
	Rasa Corp.	2,500	27,183
	Rasa Industries Ltd.	4,800	77,258
	Raysum Co. Ltd.	1,444	14,119
	Recruit Holdings Co. Ltd.	375,900	10,545,343
	Relia, Inc.	10,600	113,805
	Relo Group, Inc.	71,500	1,111,567
	Renaissance, Inc.	1,500	10,501
	Rengo Co. Ltd.	95,500	622,830
*	RENOVA, Inc.	17,900	253,543
	Resonac Holdings Corp.	69,800	1,105,300
	Resorttrust, Inc.	12,800	211,364
	Retail Partners Co. Ltd.	9,000	101,245
	Rheon Automatic Machinery Co. Ltd.	3,700	35,531
	Rhythm Co. Ltd.	1,800	25,808
#	Riberesute Corp.	2,000	12,151
	Ricoh Co. Ltd.	71,700	593,656
	Ricoh Leasing Co. Ltd.	9,700	280,585
	Ride On Express Holdings Co. Ltd.	3,000	23,835
*	Right On Co. Ltd.	4,800	20,450
	Riken Keiki Co. Ltd.	5,400	207,514
	Riken Technos Corp.	21,600	97,008
	Riken Vitamin Co. Ltd.	6,200	93,000
	Rinnai Corp.	19,200	464,067
	Rion Co. Ltd.	3,400	50,391
	Riso Kagaku Corp.	2,000	36,458
#	Rix Corp.	900	18,534
	Rohto Pharmaceutical Co. Ltd.	78,600	1,630,720
	Roland Corp.	5,800	173,860
	Roland DG Corp.	3,400	85,460
	Rorze Corp.	3,300	244,477
	Round One Corp.	52,800	228,400
	Ryobi Ltd.	8,200	95,424
	Ryoden Corp.	8,900	136,671
	Ryohin Keikaku Co. Ltd.	106,800	1,123,892
	Ryosan Co. Ltd.	12,800	302,336

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	S&B Foods, Inc.	2,900	$75,583
#	Sac’s Bar Holdings, Inc.	7,300	47,251
	Saibu Gas Holdings Co. Ltd.	11,800	164,307
	Saison Information Systems Co. Ltd.	3,100	42,021
	Sakai Chemical Industry Co. Ltd.	3,600	48,389
	Sakai Heavy Industries Ltd.	1,900	58,700
	Sakai Moving Service Co. Ltd.	2,400	84,549
	Sakata INX Corp.	28,900	235,748
	Sakura Internet, Inc.	8,400	42,161
	Sala Corp.	23,600	133,505
	SAMTY Co. Ltd.	7,300	119,152
	San-A Co. Ltd.	7,300	246,829
	San-Ai Obbli Co. Ltd.	42,000	442,513
#*	Sanden Corp.	4,200	6,867
	Sanei Architecture Planning Co. Ltd.	3,700	39,866
	Sangetsu Corp.	24,000	400,200
	Sanken Electric Co. Ltd.	4,799	360,451
	Sanki Engineering Co. Ltd.	28,500	315,081
	Sanko Gosei Ltd.	5,600	21,759
	Sanko Metal Industrial Co. Ltd.	1,300	38,213
	Sankyo Co. Ltd.	6,900	304,403
	Sankyo Frontier Co. Ltd.	1,400	36,439
	Sankyo Seiko Co. Ltd.	22,200	95,449
	Sankyu, Inc.	14,200	500,830
	Sanrio Co. Ltd.	8,900	411,909
	Sansei Technologies, Inc.	4,600	33,075
	Sansha Electric Manufacturing Co. Ltd.	4,600	30,685
	Sanshin Electronics Co. Ltd.	5,000	83,098
	Santec Holdings Corp.	800	13,704
	Santen Pharmaceutical Co. Ltd.	116,400	979,346
	Sanwa Holdings Corp.	100,200	1,097,506
	Sanyo Chemical Industries Ltd.	6,100	191,510
	Sanyo Denki Co. Ltd.	3,800	189,830
	Sanyo Shokai Ltd.	4,300	50,558
	Sanyo Trading Co. Ltd.	10,700	101,699
	Sapporo Holdings Ltd.	19,800	552,383
	Sata Construction Co. Ltd.	7,700	27,488
	Sato Holdings Corp.	9,800	165,838
	Sato Shoji Corp.	6,100	64,630
	Sawai Group Holdings Co. Ltd.	9,700	280,675
	Saxa Holdings, Inc.	1,300	17,530
	SB Technology Corp.	5,000	85,441
	SBI Global Asset Management Co. Ltd.	4,600	16,982
	SBI Holdings, Inc.	63,500	1,240,203
	SBI Insurance Group Co. Ltd.	1,900	13,237
*	SBI Shinsei Bank Ltd.	9,600	172,272
	SBS Holdings, Inc.	9,500	231,497
	SCREEN Holdings Co. Ltd.	16,400	1,333,963
	Scroll Corp.	10,400	60,427
	SCSK Corp.	38,629	583,213
	SE Corp.	3,000	6,998
	SEC Carbon Ltd.	200	13,168
	Secom Co. Ltd.	21,000	1,344,714
#	Seed Co. Ltd.	2,100	8,843
	Sega Sammy Holdings, Inc.	31,900	596,259
	Seibu Holdings, Inc.	39,200	438,741
	Seika Corp.	4,900	80,856
	Seikitokyu Kogyo Co. Ltd.	5,800	39,963
	Seiko Electric Co. Ltd.	1,500	11,074

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Seiko Epson Corp.	66,000	$1,009,387
	Seiko Group Corp.	7,500	164,626
	Seiko PMC Corp.	5,300	22,589
	Seino Holdings Co. Ltd.	31,800	353,044
#	Seiren Co. Ltd.	7,800	129,690
	Sekisui House Ltd.	94,100	1,934,568
	Sekisui Jushi Corp.	6,200	99,590
	Sekisui Kasei Co. Ltd.	12,400	42,857
#	SEMITEC Corp.	2,000	29,018
	Senko Group Holdings Co. Ltd.	43,020	307,435
#	Senshu Electric Co. Ltd.	7,000	160,453
*	Senshukai Co. Ltd.	11,400	34,459
	Seria Co. Ltd.	17,400	309,318
	Seven & I Holdings Co. Ltd.	76,000	3,444,126
	Seven Bank Ltd.	319,000	652,989
	SG Holdings Co. Ltd.	73,500	1,057,651
*	Sharp Corp.	51,900	369,891
	Shibaura Electronics Co. Ltd.	1,600	67,278
	Shibaura Machine Co. Ltd.	9,000	209,523
	Shibaura Mechatronics Corp.	1,700	190,350
	Shibuya Corp.	6,300	116,527
	Shidax Corp.	6,600	34,837
*	SHIFT, Inc.	4,800	893,579
	Shiga Bank Ltd.	9,700	202,202
	Shikibo Ltd.	3,500	26,359
	Shikoku Kasei Holdings Corp.	18,700	194,914
	Shima Seiki Manufacturing Ltd.	11,100	151,809
	Shimadzu Corp.	48,200	1,507,540
	Shimamura Co. Ltd.	8,400	771,157
	Shimano, Inc.	8,100	1,252,684
	Shimizu Corp.	110,800	676,656
#	Shimojima Co. Ltd.	4,600	38,794
	Shin Maint Holdings Co. Ltd.	900	8,563
	Shin Nippon Air Technologies Co. Ltd.	4,300	61,712
	Shinagawa Refractories Co. Ltd.	2,800	96,373
	Shin-Etsu Chemical Co. Ltd.	296,000	8,446,602
	Shin-Etsu Polymer Co. Ltd.	22,000	216,452
	Shinmaywa Industries Ltd.	23,100	208,001
	Shinnihon Corp.	9,900	76,963
	Shin-Nihon Tatemono Co. Ltd.	4,300	15,246
#	Shinnihonseiyaku Co. Ltd.	5,100	53,253
	Shinsho Corp.	2,000	86,619
	Shinwa Co. Ltd.	3,900	61,247
	Shinwa Co. Ltd.	2,600	13,704
	Shionogi & Co. Ltd.	17,500	783,379
	Ship Healthcare Holdings, Inc.	39,100	689,717
	Shiseido Co. Ltd.	79,800	4,000,038
	Shizuoka Financial Group, Inc.	50,700	382,159
	Shizuoka Gas Co. Ltd.	23,500	199,817
	SHO-BOND Holdings Co. Ltd.	10,800	461,548
	Shoei Co. Ltd.	12,000	222,613
#	Shoei Foods Corp.	2,700	79,431
	Shofu, Inc.	2,800	43,001
	Sigma Koki Co. Ltd.	700	8,258
	SIGMAXYZ Holdings, Inc.	11,800	92,900
	Siix Corp.	6,300	63,251
*	Silver Life Co. Ltd.	500	4,692
	Sinanen Holdings Co. Ltd.	1,600	44,531
	Sinfonia Technology Co. Ltd.	8,600	109,919

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sinko Industries Ltd.	7,600	$100,857
	Sintokogio Ltd.	8,900	64,542
	SK Kaken Co. Ltd.	400	126,412
	SK-Electronics Co. Ltd.	3,800	49,868
	SKY Perfect JSAT Holdings, Inc.	48,500	189,091
	SMC Corp.	4,500	2,244,352
	SMK Corp.	800	14,286
	SMS Co. Ltd.	42,800	1,005,804
#	Snow Peak, Inc.	10,700	162,104
	Soda Nikka Co. Ltd.	6,600	39,987
	Sodick Co. Ltd.	18,500	102,351
	SoftBank Corp.	453,800	5,109,248
	SoftBank Group Corp.	102,768	3,854,063
	Softcreate Holdings Corp.	8,000	93,808
	Software Service, Inc.	900	57,676
	Sohgo Security Services Co. Ltd.	30,600	854,635
	Soiken Holdings, Inc.	9,300	18,805
	Soken Chemical & Engineering Co. Ltd.	5,100	64,267
	Solasto Corp.	3,900	18,188
	Soliton Systems KK	5,500	42,307
	Solxyz Co. Ltd.	7,200	19,000
	Sompo Holdings, Inc.	19,500	813,727
	Sony Group Corp.	204,300	18,483,777
	Sotetsu Holdings, Inc.	14,300	272,282
	Sotoh Co. Ltd.	2,400	14,304
#	Space Co. Ltd.	6,900	47,324
	Sparx Group Co. Ltd.	10,360	113,000
	SPK Corp.	3,600	46,316
	S-Pool, Inc.	34,100	158,185
#	Sprix, Inc.	3,000	20,448
	Square Enix Holdings Co. Ltd.	17,100	841,476
	SRA Holdings	7,000	156,462
#*	SRE Holdings Corp.	2,600	58,316
	St. Marc Holdings Co. Ltd.	3,400	46,391
	Star Mica Holdings Co. Ltd.	15,200	71,986
	Star Micronics Co. Ltd.	9,000	117,134
	Starts Corp., Inc.	16,500	311,814
	Stella Chemifa Corp.	5,100	101,196
	STI Foods Holdings, Inc.	400	8,873
	Strike Co. Ltd.	2,800	75,147
#	Studio Alice Co. Ltd.	3,900	61,298
	Subaru Corp.	226,300	3,693,626
	Subaru Enterprise Co. Ltd.	500	35,401
	Sugi Holdings Co. Ltd.	17,500	742,435
	Sugimoto & Co. Ltd.	4,900	73,552
	Sumida Corp.	6,400	79,617
#	Suminoe Textile Co. Ltd.	2,300	37,829
	Sumitomo Bakelite Co. Ltd.	18,300	699,846
	Sumitomo Chemical Co. Ltd.	343,331	1,160,191
	Sumitomo Densetsu Co. Ltd.	8,800	183,033
	Sumitomo Electric Industries Ltd.	93,100	1,188,166
	Sumitomo Forestry Co. Ltd.	38,900	840,404
	Sumitomo Heavy Industries Ltd.	42,400	1,024,469
	Sumitomo Metal Mining Co. Ltd.	97,200	3,587,525
	Sumitomo Mitsui Construction Co. Ltd.	66,200	187,687
#	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	147,256	1,208,972
	Sumitomo Mitsui Financial Group, Inc.	124,304	5,080,755
	Sumitomo Mitsui Trust Holdings, Inc.	53,800	1,939,366
	Sumitomo Pharma Co. Ltd.	64,300	403,395

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Realty & Development Co. Ltd.	69,100	$1,613,432
	Sumitomo Seika Chemicals Co. Ltd.	4,100	132,434
	Sun Frontier Fudousan Co. Ltd.	15,400	149,500
	Sundrug Co. Ltd.	33,400	920,591
	Suntory Beverage & Food Ltd.	30,600	1,151,948
	Suruga Bank Ltd.	42,800	162,342
	Suzuken Co. Ltd.	33,790	961,687
	Suzuki Motor Corp.	26,800	934,474
	SWCC Corp.	9,700	125,988
#*	SymBio Pharmaceuticals Ltd.	20,000	59,271
	Sysmex Corp.	36,100	2,322,067
	System D, Inc.	700	6,864
	System Information Co. Ltd.	1,100	6,269
	System Research Co. Ltd.	2,300	41,110
	System Support, Inc.	700	10,138
	Systems Engineering Consultants Co. Ltd.	1,000	23,774
	Systena Corp.	107,700	222,768
	Syuppin Co. Ltd.	13,500	87,712
	T Hasegawa Co. Ltd.	8,100	192,842
	T RAD Co. Ltd.	1,600	27,871
	T&D Holdings, Inc.	79,700	976,034
#	T&K Toka Co. Ltd.	14,500	123,955
	Tachibana Eletech Co. Ltd.	2,200	33,555
	Tachikawa Corp.	2,200	20,497
	Tachi-S Co. Ltd.	3,000	26,872
	Tadano Ltd.	44,900	351,455
	Taihei Dengyo Kaisha Ltd.	5,000	152,508
	Taiho Kogyo Co. Ltd.	4,100	21,961
	Taikisha Ltd.	17,200	465,976
	Taisei Corp.	26,700	908,091
	Taisei Lamick Co. Ltd.	2,800	59,002
	Taisei Oncho Co. Ltd.	1,900	28,175
	Taisho Pharmaceutical Holdings Co. Ltd.	7,000	302,301
	Taiyo Holdings Co. Ltd.	21,700	392,261
	Takamatsu Construction Group Co. Ltd.	7,500	121,688
	Takamiya Co. Ltd.	13,900	45,321
	Takano Co. Ltd.	1,800	9,363
	Takaoka Toko Co. Ltd.	4,100	61,656
	Takara & Co. Ltd.	5,100	89,125
	Takara Bio, Inc.	14,500	182,965
	Takara Holdings, Inc.	55,500	437,352
	Takara Standard Co. Ltd.	8,400	101,601
	Takasago International Corp.	8,800	167,829
	Takasago Thermal Engineering Co. Ltd.	32,200	540,680
	Takashima & Co. Ltd.	1,300	27,235
	Takashimaya Co. Ltd.	33,800	499,305
	Takasho Co. Ltd.	4,500	23,157
	Takeda Pharmaceutical Co. Ltd.	115,930	3,844,139
	Takeda Pharmaceutical Co. Ltd., Sponsored ADR	5,752	95,425
	Takemoto Yohki Co. Ltd.	2,800	17,810
	Takeuchi Manufacturing Co. Ltd.	17,700	485,752
	Takisawa Machine Tool Co. Ltd.	3,300	32,542
	Takuma Co. Ltd.	30,000	313,854
	Tama Home Co. Ltd.	8,100	221,569
	Tanseisha Co. Ltd.	10,800	64,142
	Tatsuta Electric Wire & Cable Co. Ltd.	16,100	84,671
	Tayca Corp.	3,500	31,161
	Tazmo Co. Ltd.	1,100	14,746
*	Tbk Co. Ltd.	3,900	7,881

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	TBS Holdings, Inc.	10,500	$158,316
	TDC Soft, Inc.	5,900	63,748
	TechMatrix Corp.	15,200	181,367
*	Techno Horizon Co. Ltd.	7,800	26,159
	Techno Medica Co. Ltd.	2,500	32,975
	Techno Quartz, Inc.	500	14,657
	Techno Ryowa Ltd.	4,200	27,805
	Techno Smart Corp.	1,700	19,717
	Technoflex Corp.	1,200	10,286
	TechnoPro Holdings, Inc.	68,100	1,858,018
	Tecnos Japan, Inc.	6,800	27,844
	Teijin Ltd.	114,200	1,275,493
	Teikoku Electric Manufacturing Co. Ltd.	4,000	70,545
	Teikoku Sen-I Co. Ltd.	7,800	98,877
	Teikoku Tsushin Kogyo Co. Ltd.	900	10,289
	Tekken Corp.	5,500	78,087
	Temairazu, Inc.	1,100	39,364
	Tenma Corp.	3,300	56,850
	Terumo Corp.	27,600	826,504
#	Tess Holdings Co. Ltd.	3,800	33,522
	T-Gaia Corp.	10,600	130,044
	THK Co. Ltd.	22,100	495,812
	Tigers Polymer Corp.	2,500	8,320
	TIS, Inc.	49,000	1,345,526
	TKC Corp.	9,100	245,949
*	TKP Corp.	900	18,057
#	Toa Corp.	9,200	57,824
	Toa Corp.	4,500	97,675
	TOA ROAD Corp.	2,800	89,094
	Toagosei Co. Ltd.	42,200	364,850
	Tobishima Corp.	10,030	84,136
	Tobu Railway Co. Ltd.	13,400	342,046
	TOC Co. Ltd.	13,400	65,997
	Tocalo Co. Ltd.	13,200	123,964
	Toda Corp.	96,300	563,410
*	Toda Kogyo Corp.	2,000	36,387
#	Toei Animation Co. Ltd.	1,700	173,215
	Toei Co. Ltd.	900	121,185
#	Toell Co. Ltd.	3,900	21,814
	Toenec Corp.	4,700	119,802
	Togami Electric Manufacturing Co. Ltd.	800	10,642
	Toho Co. Ltd.	9,400	373,429
	Toho Co. Ltd.	3,300	57,819
	Toho Gas Co. Ltd.	40,600	759,642
	Toho Holdings Co. Ltd.	34,300	684,319
#	Toho Titanium Co. Ltd.	14,000	208,986
	Toho ZInc. Co. Ltd.	6,800	92,864
	Tohokushinsha Film Corp.	5,900	32,217
	Tokai Corp.	9,500	143,535
	TOKAI Holdings Corp.	29,800	193,576
	Tokai Rika Co. Ltd.	13,500	186,489
	Tokai Tokyo Financial Holdings, Inc.	62,600	162,046
#	Token Corp.	1,520	88,421
	Tokio Marine Holdings, Inc.	259,400	5,215,760
	Tokushu Tokai Paper Co. Ltd.	2,800	60,932
	Tokyo Century Corp.	23,100	794,690
	Tokyo Electron Ltd.	73,500	8,416,153
	Tokyo Energy & Systems, Inc.	12,500	84,012
	Tokyo Gas Co. Ltd.	70,900	1,452,246

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokyo Individualized Educational Institute, Inc.	11,400	$45,517
	Tokyo Keiki, Inc.	4,000	35,549
*	Tokyo Kikai Seisakusho Ltd.	1,600	6,386
	Tokyo Ohka Kogyo Co. Ltd.	18,300	955,319
	Tokyo Sangyo Co. Ltd.	11,000	69,031
	Tokyo Seimitsu Co. Ltd.	16,000	590,272
	Tokyo Tatemono Co. Ltd.	95,800	1,213,306
#	Tokyo Theatres Co., Inc.	3,200	26,754
	Tokyu Construction Co. Ltd.	35,700	189,284
	Tokyu Corp.	58,583	826,952
	Tokyu Fudosan Holdings Corp.	276,700	1,404,196
	Toli Corp.	19,900	40,763
	Tomoe Corp.	6,300	20,522
	Tomoe Engineering Co. Ltd.	3,700	66,333
	Tomoku Co. Ltd.	4,400	51,621
	TOMONY Holdings, Inc.	33,900	92,218
	Tomy Co. Ltd.	58,500	661,005
	Tonami Holdings Co. Ltd.	2,100	71,235
	Topcon Corp.	51,600	735,000
	Toppan, Inc.	24,740	525,941
	Topre Corp.	9,900	100,317
	Toray Industries, Inc.	292,007	1,654,891
	Torex Semiconductor Ltd.	2,000	33,191
	Toridoll Holdings Corp.	10,200	217,561
	Torii Pharmaceutical Co. Ltd.	6,100	154,866
	Torishima Pump Manufacturing Co. Ltd.	6,900	80,227
	Tosei Corp.	14,000	166,602
	Toshiba Corp.	39,900	1,285,569
	Toshiba TEC Corp.	12,900	374,658
	Totech Corp.	3,200	100,885
	Totetsu Kogyo Co. Ltd.	10,900	217,783
	TOTO Ltd.	15,900	543,807
	Towa Corp.	7,800	117,378
	Toyo Construction Co. Ltd.	31,500	225,597
	Toyo Corp.	5,100	52,611
	Toyo Denki Seizo KK.	2,600	19,508
*	Toyo Engineering Corp.	23,300	99,562
#	Toyo Gosei Co. Ltd.	1,700	96,842
	Toyo Ink SC Holdings Co. Ltd.	26,000	419,589
	Toyo Kanetsu KK.	5,100	101,954
	Toyo Logistics Co. Ltd.	7,500	15,529
	Toyo Machinery & Metal Co. Ltd.	5,800	27,277
	Toyo Seikan Group Holdings Ltd.	56,400	796,703
	Toyo Suisan Kaisha Ltd.	5,500	245,558
	Toyo Tanso Co. Ltd.	5,400	156,996
	Toyo Wharf & Warehouse Co. Ltd.	1,300	13,955
	Toyobo Co. Ltd.	37,023	279,465
	Toyota Boshoku Corp.	23,900	378,307
	Toyota Industries Corp.	17,400	1,011,251
	Toyota Motor Corp.	1,239,500	17,018,364
	Toyota Tsusho Corp.	54,400	2,261,260
	TPR Co. Ltd.	9,900	102,148
	Trancom Co. Ltd.	1,700	85,324
#	Trans Genic, Inc.	8,600	19,115
	Transaction Co. Ltd.	7,000	88,527
	Transcosmos, Inc.	7,200	167,993
	Treasure Factory Co. Ltd.	3,000	38,234
	Trend Micro, Inc.	36,500	1,783,517
	Trenders, Inc.	1,400	13,914

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Trusco Nakayama Corp.	27,200	$472,498
	TS Tech Co. Ltd.	41,300	556,908
	TSI Holdings Co. Ltd.	23,500	111,985
	Tsubaki Nakashima Co. Ltd.	15,700	109,989
	Tsubakimoto Chain Co	8,400	208,057
	Tsubakimoto Kogyo Co. Ltd.	2,400	73,026
	Tsugami Corp.	19,400	201,516
	Tsuruha Holdings, Inc.	20,400	1,336,112
	Tsurumi Manufacturing Co. Ltd.	6,800	116,302
#	Tsutsumi Jewelry Co. Ltd.	2,500	41,436
	TV Asahi Holdings Corp.	9,700	112,134
	Tv Tokyo Holdings Corp.	3,700	69,051
#	Twinbird Corp.	2,100	8,215
	TYK Corp.	7,300	18,329
	UACJ Corp.	17,100	341,277
	Ubicom Holdings, Inc.	1,600	25,490
	Uchida Yoko Co. Ltd.	2,400	91,370
#	Ueki Corp.	1,200	11,696
	ULS Group, Inc.	1,400	32,631
	Ultrafabrics Holdings Co. Ltd.	2,800	43,977
	Ulvac, Inc.	11,100	440,653
	Unicharm Corp.	36,600	1,477,539
	Union Tool Co.	1,300	31,089
	Unipres Corp.	18,200	126,781
	UNIRITA, Inc.	600	8,050
#	United Arrows Ltd.	6,100	89,030
	United Super Markets Holdings, Inc.	22,300	192,657
	UNITED, Inc.	4,400	40,839
	Urbanet Corp. Co. Ltd.	14,400	35,017
	User Local, Inc.	1,000	14,891
	Ushio, Inc.	37,500	466,484
	USS Co. Ltd.	73,600	1,236,773
*	UT Group Co. Ltd.	17,200	329,244
	V Technology Co. Ltd.	2,300	51,259
	Valor Holdings Co. Ltd.	14,700	225,041
	Valqua Ltd.	10,100	254,093
	Value HR Co. Ltd.	3,200	35,623
	ValueCommerce Co. Ltd.	9,500	92,021
#	Valuence Holdings, Inc.	1,300	21,748
#	V-Cube, Inc.	7,600	29,155
	Vector, Inc.	17,100	161,710
	Vertex Corp.	4,800	48,146
	VINX Corp.	2,100	20,799
*	Visional, Inc.	11,000	576,881
	Vital KSK Holdings, Inc.	11,600	83,403
	VT Holdings Co. Ltd.	37,300	146,497
	Wacoal Holdings Corp.	29,400	571,700
	Wacom Co. Ltd.	67,900	344,883
	Wakachiku Construction Co. Ltd.	2,300	72,793
	Wakita & Co. Ltd.	15,300	155,745
	Waseda Academy Co. Ltd.	3,600	36,502
	Watahan & Co. Ltd.	7,500	78,896
	Watts Co. Ltd.	3,400	17,521
	Wavelock Holdings Co. Ltd.	1,400	6,134
	WDB Holdings Co. Ltd.	8,000	119,500
	Weathernews, Inc.	1,600	80,276
*	Welbe, Inc.	2,500	12,540
	Welcia Holdings Co. Ltd.	33,500	701,391
	Wellnet Corp.	4,700	23,630

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	West Holdings Corp.	14,884	$354,847
	West Japan Railway Co.	16,900	732,476
	Will Group, Inc.	11,800	92,490
*	WingArc1st, Inc.	7,300	119,159
	WIN-Partners Co. Ltd.	4,900	36,903
	Wood One Co. Ltd.	4,921	43,294
#	Workman Co. Ltd.	8,100	329,963
	World Co. Ltd.	10,200	114,076
	World Holdings Co. Ltd.	4,000	81,269
	Wowow, Inc.	3,100	29,870
	Xebio Holdings Co. Ltd.	9,700	86,086
#	Yachiyo Industry Co. Ltd.	1,400	12,629
	Yahagi Construction Co. Ltd.	12,700	80,350
	Yakult Honsha Co. Ltd.	18,400	1,383,937
	YAKUODO Holdings Co. Ltd.	4,600	84,084
	YAMABIKO Corp.	14,200	140,684
	YAMADA Consulting Group Co. Ltd.	7,800	87,612
	Yamada Holdings Co. Ltd.	170,120	592,822
	Yamae Group Holdings Co. Ltd.	2,900	46,426
	Yamaguchi Financial Group, Inc.	7,000	43,041
	Yamaha Corp.	9,700	382,273
	Yamaha Motor Co. Ltd.	66,700	1,729,614
#	YA-MAN Ltd.	19,300	166,662
	Yamato Corp.	10,100	71,887
	Yamato Holdings Co. Ltd.	29,700	510,174
	Yamaura Corp.	1,600	14,576
#	Yamaya Corp.	1,000	19,726
	Yamazaki Baking Co. Ltd.	45,100	604,302
#	Yamazawa Co. Ltd.	1,400	13,106
	Yamazen Corp.	26,000	201,722
	Yaoko Co. Ltd.	8,500	445,567
	Yaskawa Electric Corp.	44,700	1,820,436
	Yasuda Logistics Corp.	5,700	43,789
	YE DIGITAL Corp.	5,200	17,605
	Yellow Hat Ltd.	14,500	206,096
	Yodogawa Steel Works Ltd.	10,200	213,781
	Yokogawa Bridge Holdings Corp.	14,300	234,037
	Yokogawa Electric Corp.	11,500	186,769
	Yokorei Co. Ltd.	18,400	148,088
	Yokowo Co. Ltd.	4,600	68,023
	Yondenko Corp.	5,800	83,280
	Yondoshi Holdings, Inc.	6,000	78,469
	Yonex Co. Ltd.	16,600	198,188
	Yoshinoya Holdings Co. Ltd.	10,900	201,531
	Yotai Refractories Co. Ltd.	9,100	97,235
*	Yuasa Funashoku Co. Ltd.	400	8,097
	Yuasa Trading Co. Ltd.	7,200	209,104
	Yurtec Corp.	19,500	118,466
	Yushin Precision Equipment Co. Ltd.	6,100	35,599
	Yushiro Chemical Industry Co. Ltd.	2,700	17,084
	Yutaka Giken Co. Ltd.	1,500	19,909
	Z Holdings Corp.	247,600	678,236
	Zaoh Co. Ltd.	2,300	38,857
	Zenitaka Corp.	900	22,489
	Zenkoku Hosho Co. Ltd.	16,400	602,768
	Zenrin Co. Ltd.	9,950	64,372
	Zensho Holdings Co. Ltd.	20,668	656,682
	Zeon Corp.	69,400	716,057
	ZIGExN Co. Ltd.	30,800	114,530

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	ZOZO, Inc.	28,700	$603,973
	Zuiko Corp.	6,500	51,553

TOTAL JAPAN			629,349,116

NETHERLANDS — (4.4%)
	Aalberts NV	23,609	1,090,396
#Ω	ABN AMRO Bank NV, CVA	114,781	1,839,625
	Acomo NV	10,798	265,685
*Ω	Adyen NV	2,911	4,677,546
	Aegon NV	448,929	2,048,340
	Aegon NV, Class NY	290,070	1,314,017
#	Akzo Nobel NV	75,353	6,251,190
#*Ω	Alfen NV	13,863	1,121,647
	Allfunds Group Plc	2,274	15,086
	AMG Advanced Metallurgical Group NV	10,526	392,985
	APERAM SA	25,899	960,267
	Arcadis NV	36,472	1,506,619
	ASM International NV	8,114	2,945,783
	ASML Holding NV	6,365	4,039,251
	ASML Holding NV	56,060	35,702,372
	ASR Nederland NV	97,797	4,301,370
*	Avantium NV	4,980	19,706
Ω	B&S Group Sarl	10,369	44,865
*Ω	Basic-Fit NV	8,718	369,703
#	BE Semiconductor Industries NV	34,549	3,109,881
	Beter Bed Holding NV	3,566	12,352
	Brunel International NV	13,873	187,614
	Coca-Cola Europacific Partners PLC	44,682	2,857,492
	Corbion NV	22,011	692,939
	Flow Traders Ltd.	12,349	305,884
	ForFarmers NV	14,215	45,963
*	Fugro NV	35,053	497,028
	Heijmans NV, CVA	16,800	209,022
#	Heineken NV	17,742	2,037,228
	IMCD NV	27,928	4,204,261
#	ING Groep NV	669,178	8,299,338
*	InPost SA	12,612	135,363
	JDE Peet’s NV	13,836	420,858
	Kendrion NV	6,117	127,652
	Koninklijke Ahold Delhaize NV	254,581	8,753,678
	Koninklijke BAM Groep NV	117,991	258,571
	Koninklijke KPN NV	1,485,489	5,417,407
	Koninklijke Philips NV	111,278	2,349,302
#	Koninklijke Philips NV	91,278	1,927,798
#	Koninklijke Vopak NV	29,200	1,115,688
*Ω	Lucas Bols NV	4,403	54,134
	Nedap NV	1,635	102,437
	NN Group NV	103,107	3,844,897
	Ordina NV	40,483	250,184
#*	Pharming Group NV	170,880	192,754
#	PostNL NV	177,672	319,641
	Prosus NV	118,163	8,842,556
	Randstad NV	74,566	4,051,601
	SBM Offshore NV	88,689	1,253,585
Ω	Signify NV	53,692	1,793,121
	Sligro Food Group NV	12,067	210,579
	Stellantis NV	97,814	1,626,647
	TKH Group NV	14,207	687,785
*	TomTom NV	11,846	101,562

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	Universal Music Group NV	151,159	$3,302,434
	Van Lanschot Kempen NV	13,168	400,253
	Wolters Kluwer NV	79,859	10,580,814

TOTAL NETHERLANDS			149,486,756

NEW ZEALAND — (0.3%)
*	AFT Pharmaceuticals Ltd.	3,673	7,727
	Arvida Group Ltd.	115,414	74,289
*	Auckland International Airport Ltd.	133,486	730,880
	Briscoe Group Ltd.	8,008	22,302
	Chorus Ltd.	207,081	1,107,259
	Chorus Ltd., ADR	880	23,324
	Contact Energy Ltd.	49,570	240,417
	EBOS Group Ltd.	18,431	505,802
	Fisher & Paykel Healthcare Corp. Ltd.	73,170	1,255,078
	Fletcher Building Ltd.	113,305	315,930
	Freightways Group Ltd.	77,207	453,847
#*	Gentrack Group Ltd.	3,743	7,463
	Hallenstein Glasson Holdings Ltd.	25,034	96,836
	Heartland Group Holdings Ltd.	234,627	231,125
	Infratil Ltd.	120,741	713,965
	Investore Property Ltd.	76,064	66,884
	KMD Brands Ltd.	256,380	176,258
	Mainfreight Ltd.	9,184	407,888
#	Manawa Energy Ltd.	30,134	91,768
	Mercury NZ Ltd.	89,729	352,448
	Meridian Energy Ltd.	182,698	618,741
	Napier Port Holdings Ltd.	4,632	7,194
	NZME Ltd.	21,581	14,087
	NZX Ltd.	159,548	115,470
	Oceania Healthcare Ltd.	116,527	49,760
*	Pacific Edge Ltd.	50,042	14,416
*	Pushpay Holdings Ltd.	271,548	238,842
*	Rakon Ltd.	23,774	15,161
	Restaurant Brands New Zealand Ltd.	7,448	34,279
	Ryman Healthcare Ltd.	45,694	150,108
*	Serko Ltd.	12,104	15,751
	Skellerup Holdings Ltd.	41,550	125,578
	SKY Network Television Ltd.	62,087	101,271
	SKYCITY Entertainment Group Ltd.	295,839	439,330
	Spark New Zealand Ltd.	347,172	1,124,890
	Summerset Group Holdings Ltd.	28,129	141,756
	TOWER Ltd.	162,997	64,517
	Turners Automotive Group Ltd.	11,522	23,925
	Vector Ltd.	56,952	139,991
#*	Vista Group International Ltd.	55,777	42,485
#	Warehouse Group Ltd.	78,685	83,812

TOTAL NEW ZEALAND			10,442,854

NORWAY — (0.6%)
	2020 Bulkers Ltd.	3,508	35,071
*	Adevinta ASA	35,450	273,070
	AF Gruppen ASA	13,278	202,089
*	Akastor ASA	93,032	91,873
*	Aker Carbon Capture ASA	41,096	42,164
	Aker Solutions ASA	164,482	587,075
	AKVA Group ASA	1,484	9,247
*	ArcticZymes Technologies ASA	5,394	19,492

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Atea ASA	58,300	$802,018
*	Borr Drilling Ltd.	15,424	107,180
	Borregaard ASA	29,227	489,036
	Bouvet ASA	26,510	167,015
*Ω	Crayon Group Holding ASA	17,098	132,152
#	DNB Bank ASA	178,049	3,131,896
	Elopak ASA	16,397	36,838
Ω	Entra ASA	17,445	177,269
#Ω	Europris ASA	109,562	784,649
*	Gaming Innovation Group, Inc.	24,286	62,253
	Gjensidige Forsikring ASA	30,431	530,100
*	Hexagon Composites ASA	33,877	102,739
#*	Kahoot! ASA	47,567	124,177
Ω	Kid ASA	12,875	106,656
	Kitron ASA	67,277	254,070
*	Kongsberg Automotive ASA	217,736	53,684
	Kongsberg Gruppen ASA	11,144	500,541
	Leroy Seafood Group ASA	35,948	189,294
*	LINK Mobility Group Holding ASA	69,424	60,744
	Medistim ASA	2,470	61,021
*	Meltwater NV	43,335	70,541
*	MORROW BANK ASA	37,152	18,146
	Mowi ASA	27,539	525,428
Ω	Multiconsult ASA	5,960	83,398
*	Napatech AS	6,392	6,148
*	Nekkar ASA	31,393	18,337
#*	NEL ASA	256,312	352,233
*	Nordic Semiconductor ASA	51,843	561,355
#	Norsk Hydro ASA	53,340	392,532
*Ω	Norske Skog ASA	8,765	38,965
*	NRC Group ASA	26,226	27,082
*	Odfjell Drilling Ltd.	68,093	158,988
*	Odfjell Technology Ltd.	10,663	53,419
Ω	Okeanis Eco Tankers Corp.	2,192	51,143
	Orkla ASA	86,136	619,127
	Otello Corp. ASA	15,843	11,711
	Panoro Energy ASA	9,225	23,932
#*	PGS ASA	211,130	153,010
*	PhotoCure ASA	1,744	8,769
	Protector Forsikring ASA	18,151	263,541
	Salmar ASA	9,856	437,879
Ω	Scatec ASA	54,170	354,144
	Schibsted ASA, Class A	17,082	303,289
	Schibsted ASA, Class B	22,494	364,220
*	Self Storage Group ASA	10,099	26,423
	Selvaag Bolig ASA	22,230	76,026
*Ω	Shelf Drilling Ltd.	52,855	120,419
	Sparebank 1 Oestlandet	17,546	206,415
	SpareBank 1 SR-Bank ASA	59,487	696,856
	Storebrand ASA	146,639	1,131,395
#	Subsea 7 SA	83,232	951,384
	TGS ASA	89,572	1,404,701
	TOMRA Systems ASA	35,429	543,278
*	Ultimovacs ASA	1,432	17,134
	Veidekke ASA	40,140	462,108
*	Volue ASA	12,919	21,788

TOTAL NORWAY			19,688,677

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
PORTUGAL — (0.2%)
#	Altri SGPS SA	40,466	$209,474
	Corticeira Amorim SGPS SA	15,139	171,017
	CTT-Correios de Portugal SA	38,927	160,811
#	EDP—Energias de Portugal SA	182,020	1,002,930
#	EDP Renovaveis SA	72,273	1,606,461
#*	Greenvolt-Energias Renovaveis SA	9,611	65,318
	Jeronimo Martins SGPS SA	65,158	1,644,276
	Navigator Co. SA	37,279	136,828
	NOS SGPS SA	87,479	384,593
	REN—Redes Energeticas Nacionais SGPS SA	167,843	487,417
	Sonae SGPS SA	441,586	503,562

TOTAL PORTUGAL			6,372,687

SINGAPORE — (0.6%)
	AEM Holdings Ltd.	58,200	148,321
*	Avarga Ltd.	145,200	23,396
	Aztech Global Ltd.	33,800	20,595
*††	Best World International Ltd.	13,323	21,856
	Boustead Singapore Ltd.	88,700	53,554
	BRC Asia Ltd.	23,800	31,239
	Bukit Sembawang Estates Ltd.	79,000	240,278
	CapitaLand Ascott Trust	9,265	7,522
	Capitaland Investment Ltd.	162,500	454,874
	Centurion Corp. Ltd.	148,900	40,228
	China Aviation Oil Singapore Corp. Ltd.	148,900	103,434
	China Sunsine Chemical Holdings Ltd.	198,500	68,617
	City Developments Ltd.	202,800	1,060,906
	Civmec Ltd.	21,700	11,147
*	COSCO Shipping International Singapore Co. Ltd.	268,200	33,850
	CSE Global Ltd.	240,000	63,958
	Dasin Retail Trust	37,500	3,402
	DBS Group Holdings Ltd.	250,277	6,184,333
	DFI Retail Group Holdings Ltd.	120,400	362,365
	Dyna-Mac Holdings Ltd.	224,000	43,064
*††	Ezion Holdings Ltd.	350,280	0
#*††	Ezra Holdings Ltd.	194,482	0
	Far East Orchard Ltd.	51,607	40,245
	Food Empire Holdings Ltd.	66,800	50,660
	Frasers Property Ltd.	118,400	77,710
#	Frencken Group Ltd.	127,100	99,861
	Fu Yu Corp. Ltd.	192,800	30,476
*	Gallant Venture Ltd.	272,800	29,679
	Grand Venture Technology Ltd.	41,400	15,446
	Great Eastern Holdings Ltd.	17,300	221,041
	GuocoLand Ltd.	129,966	155,196
	Haw Par Corp. Ltd.	37,400	270,138
	Ho Bee Land Ltd.	82,800	135,065
	Hongkong Land Holdings Ltd.	141,900	631,517
	Hour Glass Ltd.	66,500	103,948
	HRnetgroup Ltd.	119,200	67,052
	Hutchison Port Holdings Trust	103,900	19,710
	iFAST Corp. Ltd.	56,200	195,634
	InnoTek Ltd.	33,100	11,958
	Metro Holdings Ltd.	128,400	57,389
	Micro-Mechanics Holdings Ltd.	22,100	34,832
#*††	Midas Holdings Ltd.	200,100	0
	Nanofilm Technologies International Ltd.	83,600	94,680
	NSL Ltd.	2,000	1,318
	OUE Ltd.	72,500	63,657

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Oversea-Chinese Banking Corp. Ltd.	392,345	$3,711,930
	Oxley Holdings Ltd.	373,865	38,423
	Pacific Century Regional Developments Ltd.	48,300	13,405
	Pan-United Corp. Ltd.	105,900	30,249
	Propnex Ltd.	69,200	64,906
	PSC Corp. Ltd.	60,700	16,409
	Q&M Dental Group Singapore Ltd.	53,280	12,797
*	Raffles Education Ltd.	86,403	3,367
	Raffles Medical Group Ltd.	164,600	181,770
*	SATS Ltd.	58,159	111,100
*	Sembcorp Marine Ltd.	3,803,700	354,743
*	SIA Engineering Co. Ltd.	70,600	118,412
	Silverlake Axis Ltd.	218,300	54,965
	Singapore Exchange Ltd.	168,000	1,209,033
	Singapore Land Group Ltd.	68,500	112,639
	Singapore Post Ltd.	613,600	235,064
	Singapore Technologies Engineering Ltd.	316,400	861,343
	StarHub Ltd.	111,900	84,025
	Straits Trading Co. Ltd.	113,162	183,472
*††	Swiber Holdings Ltd.	50,250	0
	Thomson Medical Group Ltd.	916,800	43,372
	UMS Holdings Ltd.	187,375	145,609
	UOL Group Ltd.	121,951	636,203
	Valuetronics Holdings Ltd.	196,810	76,181
	Venture Corp. Ltd.	55,500	709,055
	Vicom Ltd.	32,400	44,951
	Wing Tai Holdings Ltd.	258,800	287,428
	Yangzijiang Shipbuilding Holdings Ltd.	1,052,200	981,216

TOTAL SINGAPORE			21,706,218

SPAIN — (2.0%)
	Acciona SA	20,585	3,814,171
	Acerinox SA	61,421	663,608
#	ACS Actividades de Construccion y Servicios SA	68,194	2,344,673
Ω	Aedas Homes SA	5,100	78,184
*Ω	Aena SME SA	8,940	1,505,647
	Almirall SA	20,530	210,165
*	Amadeus IT Group SA	100,884	7,090,632
*	Amper SA	270,945	45,950
	Applus Services SA	73,138	613,633
	Atresmedia Corp. de Medios de Comunicacion SA	47,090	188,311
	Azkoyen SA	4,058	29,047
	Banco de Sabadell SA	3,591,186	3,742,720
#	Banco Santander SA	2,297,271	8,070,489
#	Banco Santander SA, Sponsored ADR	69,983	242,840
#	Bankinter SA	256,264	1,515,344
	CaixaBank SA	814,010	3,013,145
	Construcciones y Auxiliar de Ferrocarriles SA	11,780	365,570
*	Distribuidora Internacional de Alimentacion SA	2,907,866	50,668
#*	Duro Felguera SA	19,192	15,210
*	eDreams ODIGEO SA	8,936	50,646
	Elecnor SA	13,628	178,576
	Enagas SA	94,997	1,901,905
	Ence Energia y Celulosa SA	12,991	50,887
	Endesa SA	43,402	973,625
	Ercros SA	13,714	64,014
#	Faes Farma SA	133,829	471,756
	Ferrovial SA	53,667	1,682,660
	Fluidra SA	47,204	808,606

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
Ω	Gestamp Automocion SA	49,585	$214,667
Ω	Global Dominion Access SA	26,409	110,441
#*	Grenergy Renovables SA	3,309	96,864
*	Grifols SA	49,627	510,841
	Grupo Catalana Occidente SA	17,672	570,344
	Grupo Empresarial San Jose SA	2,330	10,147
	Iberdrola SA	563,397	7,300,554
	Indra Sistemas SA	114,028	1,509,824
#	Industria de Diseno Textil SA	177,155	6,090,015
	Laboratorios Farmaceuticos Rovi SA	9,102	402,658
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	281,831	260,094
	Mapfre SA	458,976	919,387
Ω	Metrovacesa SA	2,134	17,835
	Naturgy Energy Group SA	15,479	481,959
Ω	Neinor Homes SA	14,848	150,475
*	Obrascon Huarte Lain SA	90,887	51,694
	Pharma Mar SA	5,958	247,346
*	Promotora de Informaciones SA, Class A	51,144	21,463
#Ω	Prosegur Cash SA	108,225	74,930
	Prosegur Cia de Seguridad SA	103,085	197,764
*	Realia Business SA	163,953	180,628
	Red Electrica Corp. SA	174,624	3,174,898
	Sacyr SA	133,715	442,430
*	Solaria Energia y Medio Ambiente SA	47,470	748,920
Ω	Talgo SA	18,449	64,184
*	Tecnicas Reunidas SA	9,421	87,416
#	Telefonica SA, Sponsored ADR	10,999	49,605
	Telefonica SA	1,318,982	5,991,066
*	Tubacex SA	8,305	22,582
#Ω	Unicaja Banco SA	249,388	253,099

TOTAL SPAIN			70,036,812

SWEDEN — (3.5%)
	AddLife AB, Class B	47,502	562,881
	AddNode Group AB	38,048	483,884
	AddTech AB, Class B	98,735	1,978,865
	AFRY AB	49,226	925,393
#	Alfa Laval AB	31,752	1,164,896
Ω	Alimak Group AB	28,912	213,318
*	Alleima AB	33,769	173,352
	Alligo AB, Class B	10,977	122,445
Ω	Ambea AB	41,814	159,066
*	Annehem Fastigheter AB, Class B	13,412	25,263
	AQ Group AB	2,457	98,139
	Arjo AB, Class B	62,678	278,051
	Assa Abloy AB, Class B	79,760	1,900,362
	Atlas Copco AB, Class A	503,290	7,279,648
	Atlas Copco AB, Class B	293,381	3,763,140
	Atrium Ljungberg AB, Class B	14,480	269,293
*Ω	Attendo AB	53,264	188,743
#	Avanza Bank Holding AB	46,308	985,310
	Axfood AB	52,659	1,306,847
	Beijer Alma AB	16,990	386,316
#	Beijer Ref AB	60,757	993,841
	Bergman & Beving AB	14,044	196,797
	Bergs Timber AB, Class B	7,957	28,288
#*	Besqab AB	764	2,033
	Besqab AB	1,528	4,023
	Betsson AB, Class B	74,445	804,241

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#*	Better Collective AS	12,859	$272,222
#*	BHG Group AB	17,409	19,821
	Bilia AB, Class A	60,641	684,375
	Billerud AB	120,597	1,158,242
	BioGaia AB, Class B	22,311	221,561
	Biotage AB	14,670	182,489
	Bjorn Borg AB	8,728	33,540
#	Boliden AB	69,147	2,471,098
	Bonava AB, Class B	47,264	85,247
#*Ω	Boozt AB	11,337	131,412
Ω	Bravida Holding AB	80,656	981,966
	BTS Group AB, Class B	554	14,610
	Bufab AB	17,769	589,389
	Bulten AB	4,602	42,702
	Bure Equity AB	27,968	715,101
*	Byggfakta Group Nordic Holdco AB	3,132	11,456
	Byggmax Group AB	33,690	103,223
#	Castellum AB	32,424	394,150
	Catella AB	25,393	86,315
	Catena AB	11,657	447,166
*	Catena Media PLC	25,625	72,174
*	Cavotec SA	12,463	17,484
	Cellavision AB	5,351	91,267
	Cibus Nordic Real Estate AB	5,517	59,010
	Clas Ohlson AB, Class B	32,028	241,807
	Cloetta AB, Class B	99,923	211,521
*	Collector Bank AB	13,954	44,433
	Concentric AB	18,657	392,379
Ω	Coor Service Management Holding AB	39,524	257,138
	Corem Property Group AB, Class B	136,915	108,652
#	Corem Property Group AB, Class D	969	14,582
#	CTT Systems AB	1,705	33,624
	Dedicare AB, Class B	3,726	52,666
	Dios Fastigheter AB	34,818	248,477
#Ω	Dometic Group AB	101,611	728,310
*	Duni AB	9,720	106,302
*Ω	Dustin Group AB	38,901	133,860
	Eastnine AB	4,897	46,804
	Elanders AB, Class B	9,017	114,595
	Electrolux AB, Class B	88,709	1,338,183
#	Electrolux Professional AB, Class B	81,732	476,424
#	Elekta AB, Class B	135,857	1,142,312
*Ω	Eltel AB	21,941	19,001
*	Enea AB	6,109	40,325
	Eolus Vind AB, Class B	4,899	38,840
	Epiroc AB, Class A	122,992	2,463,907
	Epiroc AB, Class B	73,342	1,262,812
Ω	Evolution AB	12,340	1,648,728
	eWork Group AB	3,663	51,235
#	Fabege AB	125,535	1,006,753
	Fagerhult AB	34,639	221,401
*	Fastighets AB Balder, Class B	100,102	466,056
	FastPartner AB, Class A	12,345	75,554
	FastPartner AB, Class D	2,011	11,864
#	Fenix Outdoor International AG	1,981	159,055
*	FormPipe Software AB	5,484	13,900
	Fortnox AB	166,124	1,145,082
	G5 Entertainment AB	3,758	82,839
	GARO AB	11,553	91,777

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Getinge AB, Class B	44,889	$1,139,322
	Granges AB	45,107	448,640
*Ω	Green Landscaping Group AB	1,322	10,532
#	H & M Hennes & Mauritz AB, Class B	146,571	2,148,845
	Hanza AB	9,770	75,258
	Heba Fastighets AB, Class B	27,228	82,400
	Hexagon AB, Class B	156,516	1,792,062
#	Hexatronic Group AB	57,526	486,596
#	Hexpol AB	77,313	911,196
#	HMS Networks AB	16,677	775,824
*Ω	Hoist Finance AB	31,835	80,013
	Holmen AB, Class B	18,663	706,017
	Hufvudstaden AB, Class A	39,757	566,932
	Husqvarna AB, Class A	7,960	68,384
	Husqvarna AB, Class B	119,355	1,030,180
	Indutrade AB	61,026	1,465,350
#	Instalco AB	99,512	523,076
#	Intrum AB	37,740	341,649
	Inwido AB	21,528	226,224
*	ITAB Shop Concept AB	2,638	3,011
#	JM AB	32,586	523,127
#*	John Mattson Fastighetsforetagen AB	3,438	23,798
	Kabe Group AB, Class B	1,438	28,577
*	Karnov Group AB	22,177	120,328
#*	K-fast Holding AB	14,921	30,101
	Kindred Group PLC, SDR	179,963	2,214,828
	KNOW IT AB	9,848	228,216
	Lagercrantz Group AB, Class B	85,860	1,104,967
	Lifco AB, Class B	45,854	1,045,677
	Lime Technologies AB	4,325	107,213
	Lindab International AB	15,700	251,441
	Loomis AB	22,206	710,787
*	Medcap AB	998	26,450
#	Medicover AB, Class B	24,763	408,292
*	Medivir AB, Class B	11,208	8,285
	MEKO AB	14,407	176,666
*	Micro Systemation AB, Class B	5,726	27,444
*	Millicom International Cellular SA, SDR	52,902	948,865
#	MIPS AB	9,935	537,219
	Modern Times Group MTG AB, Class B	51,679	415,457
*	Momentum Group AB	10,977	89,899
Ω	Munters Group AB	43,997	431,854
	Mycronic AB	39,641	842,485
#	NCAB Group AB	28,562	218,298
	NCC AB, Class B	39,975	397,515
	Nederman Holding AB	7,369	140,703
*	Net Insight AB, Class B	124,933	63,831
	New Wave Group AB, Class B	17,811	359,714
	Nibe Industrier AB, Class B	132,687	1,485,680
	Nilorngruppen AB, Class B	3,984	27,652
*	Nobia AB	44,971	65,579
	Nordic Waterproofing Holding AB	12,584	171,577
	Nordnet AB publ	18,413	289,479
	Nyfosa AB	64,866	444,519
	OEM International AB, Class B	32,132	311,835
*	OX2 AB	9,844	76,099
	Pandox AB	37,344	444,970
	Peab AB, Class B	92,922	491,564
	Platzer Fastigheter Holding AB, Class B	30,544	257,333

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Prevas AB, Class B	3,001	$44,661
	Proact IT Group AB	11,094	119,132
#	Probi AB	616	11,062
	Ratos AB, Class B	145,087	501,503
*	RaySearch Laboratories AB	8,329	55,695
	Rejlers AB	5,502	85,080
Ω	Resurs Holding AB	50,452	96,012
	Rottneros AB	32,778	39,362
	Saab AB, Class B	16,378	919,613
	Sagax AB, Class A	309	7,558
	Sagax AB, Class B	29,947	734,563
#	Samhallsbyggnadsbolaget i Norden AB	120,629	141,897
#	Samhallsbyggnadsbolaget i Norden AB, Class D	31,924	48,362
#	Sandvik AB	168,845	3,439,341
*Ω	Scandic Hotels Group AB	75,813	271,247
*	Sdiptech AB, Class B	4,189	96,794
	Sectra AB, Class B	56,796	896,826
	Securitas AB, Class B	177,186	1,588,169
*	Sensys Gatso Group AB	245,124	21,452
*	Serneke Group AB	7,020	19,102
#*Ω	Sinch AB	178,241	473,100
	Sintercast AB	1,838	19,027
	Skandinaviska Enskilda Banken AB, Class A	281,674	3,202,852
	Skandinaviska Enskilda Banken AB, Class C	3,672	46,856
	Skanska AB, Class B	69,384	1,134,877
	SKF AB, Class A	4,084	73,840
	SKF AB, Class B	40,666	736,529
#	SkiStar AB	20,350	262,006
	Softronic AB, Class B	16,050	30,353
	Solid Forsakring AB	5,045	31,957
*	Stendorren Fastigheter AB	245	4,815
*	Stillfront Group AB	212,710	453,199
	Svenska Cellulosa AB SCA, Class A	5,252	71,743
#	Svenska Cellulosa AB SCA, Class B	106,623	1,462,837
	Svenska Handelsbanken AB, Class A	195,015	1,723,891
#	Svenska Handelsbanken AB, Class B	4,821	52,972
	Sweco AB, Class B	44,232	592,968
	Swedbank AB, Class A	125,710	2,184,391
*	Swedish Orphan Biovitrum AB	60,409	1,470,082
	Systemair AB	37,967	329,986
	Tele2 AB, Class B	290,751	3,089,566
	Telefonaktiebolaget LM Ericsson, Sponsored ADR	51,015	280,072
#	Telefonaktiebolaget LM Ericsson, Class A	14,695	90,118
#	Telefonaktiebolaget LM Ericsson, Class B	553,788	3,048,986
	Telia Co. AB	519,166	1,445,446
	TF Bank AB	960	12,767
#Ω	Thule Group AB	62,484	1,807,261
*	Tobii AB	7,858	16,405
	Trelleborg AB, Class B	28,755	722,558
	Troax Group AB	17,800	403,430
	VBG Group AB, Class B	7,388	122,657
*	Viaplay Group AB	28,104	718,143
	Vitec Software Group AB, Class B	8,890	468,270
	Vitrolife AB	12,531	282,132
	Volati AB	9,287	92,897
	Volvo AB, Class A	48,000	1,016,455
	Volvo AB, Class B	313,831	6,452,585
#*	Volvo Car AB, Class B	79,096	326,487
#	Wallenstam AB, Class B	156,174	619,711

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#	Wihlborgs Fastigheter AB	122,152	$987,347
	XANO Industri AB, Class B	4,020	36,107
*	XSpray Pharma AB	716	4,044

TOTAL SWEDEN			121,640,644

SWITZERLAND — (8.0%)
	ABB Ltd.	252,324	9,102,239
#*	Accelleron Industries AG	17,206	424,400
#*	Accelleron Industries AG, ADR	1,336	32,532
#	Adecco Group AG	123,565	4,250,210
	Alcon, Inc.	57,038	4,134,114
	Allreal Holding AG	6,863	1,217,901
	ALSO Holding AG	2,962	634,962
*	Aluflexpack AG	618	12,673
*	ams-OSRAM AG	45,670	315,400
	APG SGA SA	635	140,066
*	Aryzta AG	191,573	340,380
	Ascom Holding AG	16,764	162,190
	Baloise Holding AG	22,991	3,848,536
	Banque Cantonale de Geneve	496	114,279
#	Banque Cantonale Vaudoise	12,119	1,275,215
*	Basilea Pharmaceutica AG	2,166	104,969
	Belimo Holding AG	5,029	2,427,139
	Bellevue Group AG	3,622	127,375
	Berner Kantonalbank AG	2,328	622,843
	BKW AG	7,262	1,243,593
	Bossard Holding AG, Class A	2,590	635,180
	Bucher Industries AG	2,910	1,310,506
	Burckhardt Compression Holding AG	2,192	1,353,531
	Burkhalter Holding AG	2,850	306,261
#	Bystronic AG	344	248,304
	Calida Holding AG	1,520	70,490
	Carlo Gavazzi Holding AG	182	66,456
	Cembra Money Bank AG	15,276	1,226,756
#*	Cicor Technologies Ltd.	223	11,083
	Clariant AG	113,235	1,888,783
	Coltene Holding AG	1,634	133,163
#	Comet Holding AG	1,199	289,819
*	Credit Suisse Group AG	25,328	22,791
	Credit Suisse Group AG, Sponsored ADR	232,298	207,883
	Daetwyler Holding AG	1,268	320,852
	DKSH Holding AG	26,021	2,072,595
	dormakaba Holding AG	1,189	532,643
*	DSM-Firmenich AG	31,127	4,073,332
*	Dufry AG	36,602	1,692,083
	EFG International AG	39,852	383,510
	Emmi AG	983	1,023,011
	EMS-Chemie Holding AG	437	358,909
	Energiedienst Holding AG	2,093	104,205
	Feintool International Holding AG	840	20,729
	Flughafen Zurich AG	9,073	1,746,268
#	Forbo Holding AG	140	206,090
Ω	Galenica AG	35,154	3,150,458
#*	GAM Holding AG	58,536	60,637
	Geberit AG	4,382	2,495,820
	Georg Fischer AG	17,520	1,277,556
	Givaudan SA	3,305	11,560,782
	Glarner Kantonalbank	1,134	33,607
#*	Gurit Holding AG, Class BR	970	97,588

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Helvetia Holding AG	19,614	$2,934,103
	Huber & Suhner AG	8,765	721,966
	Implenia AG	6,444	290,800
*	Ina Invest Holding AG	1,289	26,279
	Inficon Holding AG	405	440,935
#	Interroll Holding AG	253	923,419
	Intershop Holding AG	436	306,154
	Investis Holding SA	1,724	192,130
	Julius Baer Group Ltd.	92,210	6,607,416
	Kardex Holding AG	2,698	616,576
	Komax Holding AG	1,321	350,149
#*	Kudelski SA	3,540	7,161
#	Kuehne & Nagel International AG	16,582	4,912,515
	Landis & Gyr Group AG	9,722	805,449
	LEM Holding SA	131	288,851
	Liechtensteinische Landesbank AG	5,716	403,786
#	Logitech International SA	95,387	5,659,466
	Luzerner Kantonalbank AG	4,080	365,595
Ω	Medacta Group SA	1,884	253,221
	Meier Tobler Group AG	2,096	125,020
	Metall Zug AG, Class B	62	128,294
	Mobilezone Holding AG	17,377	265,927
	Mobimo Holding AG	3,322	890,921
	Novartis AG, Sponsored ADR	245,119	25,141,856
	Novartis AG	5,662	579,188
	Novavest Real Estate AG	701	31,119
	OC Oerlikon Corp. AG	68,951	386,080
#*	Orascom Development Holding AG	4,687	36,158
#	Orell Fuessli AG	246	21,472
	Partners Group Holding AG	6,722	6,525,266
#	Peach Property Group AG	933	14,575
	Phoenix Mecano AG	277	136,706
	PSP Swiss Property AG	18,411	2,168,100
	Rieter Holding AG	1,435	156,274
#	Roche Holding AG	5,649	1,911,630
	Roche Holding AG	140,776	44,082,617
	Schaffner Holding AG	38	11,326
	Schindler Holding AG	4,929	1,052,947
	Schweiter Technologies AG	457	364,512
*Ω	Sensirion Holding AG	4,284	464,797
	SFS Group AG	5,636	736,459
	SGS SA	35,700	3,230,683
	SIG Group AG	142,164	3,805,110
	Sika AG	51,290	14,167,473
#	Softwareone Holding AG	18,978	286,274
	Sonova Holding AG	19,058	6,043,790
	St Galler Kantonalbank AG	943	531,143
#	Stadler Rail AG	8,988	373,531
	Straumann Holding AG	24,243	3,647,373
	Sulzer AG	8,243	690,743
	Swatch Group AG	6,249	2,143,797
	Swatch Group AG	12,332	777,999
#	Swiss Life Holding AG	7,292	4,813,133
	Swiss Prime Site AG	32,354	2,928,672
	Swiss Re AG	75,936	7,647,052
#*	Swiss Steel Holding AG	143,894	22,745
	Swisscom AG	14,924	10,246,078
	Swissquote Group Holding SA	3,878	830,173
	Temenos AG	31,172	2,625,731

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	TX Group AG	1,266	$147,459
	u-blox Holding AG	1,725	207,940
*	UBS Group AG	390,463	7,934,488
	Valiant Holding AG	7,159	832,093
	Varia U.S. Properties AG	791	38,641
#Ω	VAT Group AG	10,852	3,828,471
	Vaudoise Assurances Holding SA	441	233,268
	Vontobel Holding AG	16,069	1,076,313
	VZ Holding AG	5,907	550,983
*	V-ZUG Holding AG	1,148	105,003
	Walliser Kantonalbank	751	94,194
	Ypsomed Holding AG	1,282	298,028
	Zehnder Group AG	2,466	201,424
	Zug Estates Holding AG, Class B	122	241,060
	Zuger Kantonalbank AG	30	262,697
#*	Zur Rose Group AG	1,347	58,937
	Zurich Insurance Group AG	26,003	12,610,212

TOTAL SWITZERLAND			274,382,623

UNITED KINGDOM — (11.8%)
	3i Group PLC	404,981	9,010,438
	4imprint Group PLC	10,519	596,934
*	888 Holdings PLC	189,309	191,260
	abrdn PLC	843,398	2,260,079
*	accesso Technology Group PLC	5,610	48,090
	Admiral Group PLC	58,482	1,699,728
	Advanced Medical Solutions Group PLC	35,430	108,996
	AG Barr PLC	30,554	192,914
	AJ Bell PLC	116,771	480,070
Ω	Alfa Financial Software Holdings PLC	62,251	111,207
	Antofagasta PLC	63,908	1,175,460
	Argentex Group PLC	9,454	14,296
*	Ascential PLC	144,890	465,295
	Ashmore Group PLC	184,764	566,338
	Ashtead Group PLC	104,171	6,006,096
#*	ASOS PLC	43,836	407,971
#*Ω	Aston Martin Lagonda Global Holdings PLC	50,300	153,140
	AstraZeneca PLC, Sponsored ADR	224,271	16,421,123
	AstraZeneca PLC	25,658	3,775,907
*	Auction Technology Group PLC	8,699	76,515
Ω	Auto Trader Group PLC	596,136	4,767,282
	Aviva PLC	665,482	3,543,253
	Avon Protection PLC	9,314	116,155
	B&M European Value Retail SA	423,206	2,554,873
*	Babcock International Group PLC	446,112	1,783,289
	BAE Systems PLC	339,524	4,325,529
Ω	Bakkavor Group PLC	37,376	44,999
	Balfour Beatty PLC	188,688	909,316
	Bank of Georgia Group PLC	9,726	361,810
	Barclays PLC, Sponsored ADR	128,104	1,033,799
	Barclays PLC	1,256,791	2,531,694
	Barratt Developments PLC	361,168	2,272,257
	Beazley PLC	306,248	2,297,614
	Begbies Traynor Group PLC	34,007	56,095
	Bellway PLC	63,534	1,926,316
	Berkeley Group Holdings PLC	59,196	3,312,737
	Bloomsbury Publishing PLC	40,206	226,858
*	boohoo Group PLC	332,375	206,208
	BRAEMAR PLC	3,084	10,890

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Britvic PLC	145,386	$1,671,442
	Brooks Macdonald Group Plc	932	22,326
	BT Group Plc	2,649,207	5,291,239
	Bunzl Plc	64,223	2,556,530
	Burberry Group Plc	143,876	4,696,398
	Burford Capital Ltd.	60,057	789,993
	Bytes Technology Group Plc	134,257	701,469
*	C&C Group PLC	130,620	257,073
*	Capita Plc	467,669	204,410
	Capital Ltd.	55,129	69,292
*	Card Factory PLC	138,000	190,013
	Carr’s Group Plc	37,151	59,343
	Castings Plc	1,710	8,063
*	Cazoo Group Ltd.	1,233	2,195
	Central Asia Metals PLC	39,391	101,893
*	CentralNic Group Plc	14,147	21,114
	Chemring Group PLC	93,389	334,290
	Chesnara Plc	82,403	287,571
	City of London Investment Group PLC	3,050	16,735
	Clarkson PLC	11,351	443,120
	Close Brothers Group PLC	64,234	734,199
Ω	CMC Markets Plc	52,139	120,959
	Coca-Cola HBC AG	21,468	655,347
	Compass Group PLC	203,639	5,372,186
	Computacenter PLC	64,711	1,876,021
Ω	ConvaTec Group PLC	411,913	1,138,763
*	Costain Group PLC	43,455	32,522
	Crest Nicholson Holdings PLC	167,086	564,594
	Croda International Plc	27,733	2,436,585
	Currys Plc	659,162	473,698
	CVS Group PLC	26,879	716,342
	DCC Plc	49,815	3,099,336
*	De La Rue Plc	55,351	29,247
*Ω	Deliveroo PLC	241,382	332,166
	DFS Furniture Plc	84,939	134,337
#	Diageo PLC, Sponsored ADR	85,975	15,948,362
	Diageo PLC	22,401	1,021,846
*	Dialight PLC	4,837	13,176
*	Dignity Plc	13,155	91,452
	Diploma PLC	55,896	1,894,135
	Direct Line Insurance Group PLC	473,991	1,024,505
	DiscoverIE Group PLC	27,531	292,574
	Domino’s Pizza Group Plc	135,974	503,059
	dotdigital group PLC	111,034	124,526
*	Dowlais Group PLC	225,549	375,866
	Dr Martens PLC	50,516	105,320
	Drax Group PLC	204,182	1,617,958
	DS Smith PLC	517,979	2,022,324
	Dunelm Group Plc	45,981	662,062
Ω	DWF Group PLC	128,186	103,356
	EKF Diagnostics Holdings Plc	33,900	11,941
*	Elementis Plc	236,217	373,102
	EMIS Group Plc	37,062	759,579
	Entain Plc	114,904	2,093,695
	Epwin Group PLC	48,473	46,636
*	Ergomed Plc	6,496	87,229
*	Esken Ltd.	93,715	6,248
	Experian PLC	313,842	11,111,537
*	FD Technologies Plc	2,060	48,825

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	FDM Group Holdings PLC	54,591	$462,119
	Fevertree Drinks PLC	15,014	256,210
	Fintel PLC	2,266	5,566
	Firstgroup PLC	118,293	166,844
	Flowtech Fluidpower PLC	100	132
Ω	Forterra PLC	43,760	106,384
	Foxtons Group PLC	140,691	68,667
*	Frasers Group PLC	65,994	637,743
	Fresnillo PLC	34,731	310,814
*	Frontier Developments PLC	9,922	61,933
*Ω	Funding Circle Holdings PLC	29,473	20,361
	Future PLC	28,874	409,717
	Galliford Try Holdings PLC	39,810	88,934
	Games Workshop Group PLC	12,426	1,550,988
*	Gaming Realms PLC	36,865	14,241
	Gamma Communications PLC	27,983	410,292
	GB Group PLC	16,725	68,380
	Gem Diamonds Ltd.	41,554	13,575
	Genuit Group PLC	43,825	165,653
	Gooch & Housego PLC	1,981	12,889
	Grafton Group PLC	72,119	786,606
	Grainger PLC	430,931	1,402,022
*	Greencore Group PLC	181,745	195,952
	Greggs PLC	28,313	1,005,562
	GSK PLC	300,133	5,412,345
	GSK PLC, Sponsored ADR	95,614	3,444,987
*Ω	Gym Group PLC	27,078	35,376
	Haleon PLC	375,166	1,649,492
#	Haleon PLC, ADR	98,723	875,673
	Halfords Group PLC	141,356	373,388
	Halma PLC	54,192	1,576,087
	Hargreaves Lansdown PLC	127,976	1,295,661
	Harworth Group PLC	40,984	60,275
	Hays PLC	969,386	1,390,733
	Headlam Group PLC	23,382	85,665
	Helical PLC	46,616	175,359
	Henry Boot PLC	43,597	130,651
	Hikma Pharmaceuticals PLC	29,958	693,850
	Hill & Smith PLC	35,570	615,347
	Hilton Food Group PLC	43,543	371,582
	Hiscox Ltd.	115,745	1,722,646
	Hochschild Mining PLC	190,661	172,264
	Hollywood Bowl Group PLC	49,468	149,642
*Ω	Hostelworld Group PLC	52,387	82,057
	Howden Joinery Group PLC	298,788	2,575,665
	HSBC Holdings PLC	52,879	381,117
#	HSBC Holdings PLC, Sponsored ADR	269,126	9,701,992
Ω	HSS Hire Group PLC	115,356	19,449
*	Hyve Group PLC	84,665	128,173
Ω	Ibstock PLC	61,250	130,925
	IDOX PLC	187,403	160,046
	IG Group Holdings PLC	106,631	984,366
	IMI PLC	114,629	2,299,907
	Impax Asset Management Group PLC	27,538	272,230
	Inc.hcape PLC	249,253	2,537,509
*	Indivior PLC	87,793	1,685,073
	Informa PLC	204,402	1,858,238
	IntegraFin Holdings PLC	33,060	113,006
	Intermediate Capital Group PLC	175,266	2,877,850

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	International Distributions Services PLC	390,062	$1,241,831
	Intertek Group PLC	30,209	1,580,360
	iomart Group PLC	32,165	62,003
	IP Group PLC	470,902	333,065
	ITV PLC	1,828,622	1,861,205
*	IWG PLC	199,446	425,960
	J Sainsbury PLC	736,017	2,557,663
*	James Fisher & Sons PLC	8,525	34,761
	James Halstead PLC	48,573	126,943
	JD Sports Fashion PLC	831,885	1,688,366
*	John Wood Group PLC	492,299	1,396,886
	Johnson Matthey PLC	125,716	3,105,648
	Johnson Service Group PLC	56,968	87,092
	Jupiter Fund Management PLC	260,681	426,644
*Ω	Just Eat Takeaway.com NV	20,134	352,919
	Just Group PLC	721,559	801,781
	Kainos Group PLC	51,221	799,370
	Keller Group PLC	21,231	178,027
*	Kier Group PLC	137,926	133,119
*	Kin & Carta PLC	44,135	44,427
	Kingfisher PLC	745,695	2,416,869
	Lancashire Holdings Ltd.	114,931	885,870
	Learning Technologies Group PLC	74,652	105,808
	Legal & General Group PLC	1,658,867	4,894,523
*	Liberty Global PLC, Class A	1,555	30,338
*	Liberty Global PLC, Class C	3,809	77,475
	Lloyds Banking Group PLC	6,635,337	4,031,104
#	Lloyds Banking Group PLC, ADR	944,884	2,286,619
	Lookers PLC	179,737	195,732
	LSL Property Services PLC	36,243	123,437
Ω	Luceco PLC	38,080	53,597
*	M&C Saatchi PLC	1,389	2,942
	M&G PLC	1,347,959	3,483,848
	Macfarlane Group PLC	58,171	78,410
	Man Group PLC	693,287	1,982,779
*	Marks & Spencer Group PLC	782,887	1,619,867
	Marshalls PLC	71,958	271,676
*	McBride PLC	67,145	26,756
	Mears Group PLC	56,029	156,041
	Medica Group PLC	22,406	60,044
	Melrose Industries PLC	225,549	1,161,822
*	Metro Bank PLC	30,646	39,298
	MJ Gleeson PLC	9,400	50,506
	Mondi PLC	48,172	767,637
	Moneysupermarket.com Group PLC	443,697	1,532,147
	Morgan Advanced Materials PLC	16,109	62,276
	Morgan Sindall Group PLC	30,154	643,152
	Mortgage Advice Bureau Holdings Ltd.	6,632	64,928
*	Motorpoint group PLC	33,776	57,266
#*	N Brown Group PLC	88,702	32,394
#*	Naked Wines PLC	6,499	9,211
	National Grid PLC	114,705	1,644,631
	National Grid PLC, Sponsored ADR	54,344	3,893,748
	NatWest Group PLC	452,808	1,491,594
	NCC Group PLC	138,619	187,049
*Ω	Network International Holdings PLC	34,345	167,267
	Next 15 Group PLC	37,989	402,385
	Next PLC	29,404	2,494,834
	Nichols PLC	547	7,440

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Ninety One PLC	181,162	$411,425
*	NIOX GROUP PLC	9,031	5,257
	Norcros PLC	14,489	35,548
	Numis Corp. PLC	16,616	71,144
*	Ocado Group PLC	94,280	600,031
*Ω	On the Beach Group PLC	20,446	34,007
	OSB Group PLC	193,156	1,209,416
	Oxford Instruments PLC	23,998	832,297
	Pagegroup PLC	257,436	1,469,171
	Paragon Banking Group PLC	107,844	681,642
	PayPoint PLC	55,140	304,519
	Pearson PLC	97,772	1,087,790
	Pearson PLC, Sponsored ADR	62,325	688,068
*	Pendragon PLC	798,513	177,222
	Pennon Group PLC	144,399	1,561,624
	Persimmon PLC	124,001	2,052,179
#*	Petrofac Ltd.	207,070	186,112
	Pets at Home Group PLC	197,709	959,158
	Phoenix Group Holdings PLC	229,998	1,713,612
	Phoenix Spree Deutschland Ltd.	18,483	47,054
*	Playtech PLC	141,116	1,024,356
	Polar Capital Holdings PLC	38,046	234,183
	Porvair PLC	5,022	39,285
	PPHE Hotel Group Ltd.	2,471	34,967
	Premier Foods PLC	297,845	467,537
#	Prudential PLC, ADR	57,910	1,774,942
	Prudential PLC	107,192	1,640,148
*	PureTech Health PLC	59,094	155,635
	PZ Cussons PLC	33,538	84,579
	QinetiQ Group PLC	192,326	898,657
Ω	Quilter PLC	668,882	716,037
*	Rank Group PLC	52,117	63,153
	Rathbones Group PLC	23,532	578,718
	Reach PLC	160,614	170,936
	Reckitt Benckiser Group PLC	72,864	5,888,123
	Redde Northgate PLC	138,978	657,318
	Redrow PLC	134,805	878,876
#	RELX PLC, Sponsored ADR	395,718	13,102,216
	RELX PLC	90,812	3,022,643
	Renew Holdings PLC	44,466	406,613
	Renishaw PLC	8,349	378,708
*	Renold PLC	60,850	20,816
	Rentokil Initial PLC	252,329	2,008,856
*	Restaurant Group PLC	108,708	55,325
	Ricardo PLC	6,040	45,457
	Rightmove PLC	449,792	3,255,628
	Rio Tinto PLC	96,273	6,120,302
	Rio Tinto PLC, Sponsored ADR	6,213	397,570
	Robert Walters PLC	41,286	221,081
*	Rolls-Royce Holdings PLC	1,232,706	2,361,457
	Rotork PLC	367,890	1,516,180
	RS GROUP PLC	249,806	2,898,261
	RWS Holdings PLC	52,018	167,022
	S&U PLC	2,061	63,282
*	S4 Capital PLC	57,414	105,547
Ω	Sabre Insurance Group PLC	84,130	133,773
	Sage Group PLC	266,337	2,746,715
	Savills PLC	103,655	1,254,843
	Schroders PLC	212,227	1,299,869

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	ScS Group PLC	8,051	$17,859
	Secure Trust Bank PLC	32	258
	Senior PLC	61,417	126,761
	Severfield PLC	101,799	76,930
	Severn Trent PLC	56,767	2,090,932
*	SIG PLC	278,752	156,174
	Sirius Real Estate Ltd.	445,429	451,624
	Smart Metering Systems PLC	29,356	292,927
#	Smith & Nephew PLC, Sponsored ADR	48,965	1,601,156
	Smith & Nephew PLC	36,940	608,393
	Smiths Group PLC	95,633	2,022,126
	Smiths News PLC	42,736	28,451
	Softcat PLC	82,332	1,387,193
*	SolGold PLC	203,497	48,725
	Spectris PLC	29,396	1,392,124
	Speedy Hire PLC	234,031	94,633
	Spirax-Sarco Engineering PLC	13,166	1,839,822
*Ω	Spire Healthcare Group PLC	74,712	214,744
	Spirent Communications PLC	226,115	514,102
	SSE PLC	62,301	1,437,481
*	SSP Group PLC	173,006	560,512
	St. James’s Place PLC	81,859	1,244,920
*	Staffline Group PLC	14,976	7,670
	Standard Chartered PLC	233,316	1,848,594
	SThree PLC	106,066	562,790
	Strix Group PLC	35,702	49,280
*††	Studio Retail Group PLC	11,005	0
	STV Group PLC	14,208	44,846
*	Superdry PLC	28,746	31,163
	Synthomer PLC	166,163	250,371
	Tatton Asset Management PLC	6,054	35,839
	Taylor Wimpey PLC	1,544,334	2,492,348
	TClarke PLC	21,176	36,660
	Telecom Plus PLC	43,434	985,204
	TEN Entertainment Group PLC	3,989	13,492
	Tesco PLC	1,410,399	4,986,399
	Topps Tiles PLC	74,684	48,039
	TP ICAP Group PLC	337,884	722,802
	Travis Perkins PLC	99,677	1,202,973
*	Trellus Health PLC	2,021	171
*	Tremor International Ltd.	1,199	3,357
*	Tremor International Ltd., ADR	5,294	30,282
	Tribal Group PLC	2,667	1,306
	Trifast PLC	41,274	37,311
	TT Electronics PLC	43,453	92,931
	Tyman PLC	32,170	99,746
#	Unilever PLC, Sponsored ADR	385,422	21,402,484
	Unilever PLC	90,093	5,017,440
	United Utilities Group PLC	155,339	2,110,197
	Vanquis Banking Group PLC	102,823	290,836
*	Verici Dx PLC	678	119
	Vertu Motors PLC	143,701	104,438
	Vesuvius PLC	49,229	251,266
	Victrex PLC	33,322	704,130
	VIDENDUM PLC	13,817	136,425
	Virgin Money UK PLC	315,185	619,464
	Vistry Group PLC	150,271	1,481,192
	Volex PLC	33,513	107,735
	Volution Group PLC	79,713	435,424

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
	UNITED KINGDOM — (Continued)
	Vp PLC	2,934	$23,597
*Ω	Watches of Switzerland Group PLC	137,091	1,435,068
#	Watkin Jones PLC	139,552	169,900
	Weir Group PLC	50,360	1,165,499
	WH Smith PLC	50,125	994,284
	Whitbread PLC	24,129	987,649
	Wickes Group PLC	148,065	250,687
	Wilmington PLC	6,622	22,682
	Wincanton PLC	42,461	114,874
*	Wise PLC, Class A	32,221	223,093
#	WPP PLC, Sponsored ADR	20,198	1,169,666
	WPP PLC	187,049	2,179,947
*	Xaar PLC	20,538	45,073
	XP Power Ltd.	3,441	95,584
	XPS Pensions Group PLC	35,978	73,677
	Young & Co’s Brewery PLC, Class A	5,048	72,593
	Zotefoams PLC	9,125	43,497

	TOTAL UNITED KINGDOM		403,351,386

	UNITED STATES — (0.3%)
	ADTRAN Holdings, Inc.	21,378	192,838
	Ferguson PLC	62,584	8,838,408
*	Noble Corp. PLC	13,154	493,539

	TOTAL UNITED STATES		9,524,785

	TOTAL COMMON STOCKS		3,113,998,897

	PREFERRED STOCKS — (0.6%)
	GERMANY — (0.6%)
	Bayerische Motoren Werke AG	11,178	1,188,163
#*	Dr Ing hc F Porsche AG	26,500	3,318,301
	Draegerwerk AG & Co. KGaA	2,946	165,781
	Fuchs Petrolub SE.	44,282	1,749,446
	Henkel AG & Co. KGaA	23,475	1,897,919
	Jungheinrich AG	27,858	1,079,769
	Porsche Automobil Holding SE	24,426	1,360,461
	Sartorius AG	5,467	2,124,964
	Sixt SE	9,031	719,522
	STO SE & Co. KGaA	1,606	313,060
	Villeroy & Boch AG	866	18,354
	Volkswagen AG	36,005	4,916,474

	TOTAL GERMANY		18,852,214

	RIGHTS/WARRANTS — (0.0%)
	AUSTRALIA — (0.0%)
#*	PointsBet Holdings Ltd. Warrants 07/08/24	571	0

	AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG	17,925	0
*††	S Immo AG 8/11/23	8,477	0

	FRANCE — (0.0%)
#*	Arabi Group Holding KSC Rights 05/02/23	5,070	8,236

	ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/30	1,134	0

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

			Shares	Value»
SINGAPORE — (0.0%)
* Ezion Holdings Ltd.			210,168	$0

SPAIN — (0.0%)
#* Faes Farma SA Rights 05/02/23			133,828	18,149
* Tecnicas Reunidas SA Rights 05/02/23			9,421	10,712

TOTAL SPAIN				28,861

TOTAL RIGHTS/WARRANTS				37,097

TOTAL INVESTMENT SECURITIES (Cost $2,658,942,016)				3,132,888,208

				Value†
SECURITIES LENDING COLLATERAL — (8.7%)
@§ The DFA Short Term Investment Fund			25,897,235	299,553,320

TOTAL INVESTMENTS — (100.0%) (Cost $2,958,469,012)				$3,432,441,528

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation
Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$94,934	$152,459,641	$7,271	$152,561,846
Austria	—	10,058,157	—	10,058,157
Belgium	709,691	33,880,270	—	34,589,961
Canada	298,506,117	294,817	—	298,800,934
China	174,330	207,126	—	381,456
Denmark	2,450,375	124,634,838	—	127,085,213
Finland	—	65,613,096	—	65,613,096
France	—	325,051,105	—	325,051,105
Germany	2,659,298	221,936,065	—	224,595,363
Hong Kong	5,717	54,307,678	2,595	54,315,990
Ireland	—	18,567,033	—	18,567,033
Israel	2,115,654	16,766,264	—	18,881,918
Italy	7,141,600	60,372,667	—	67,514,267
Japan	2,882,116	626,467,000	—	629,349,116
Netherlands	40,570,834	108,915,922	—	149,486,756
New Zealand	23,324	10,419,530	—	10,442,854
Norway	102,151	19,586,526	—	19,688,677
Portugal	—	6,372,687	—	6,372,687
Singapore	—	21,684,362	21,856	21,706,218
Spain	292,445	69,744,367	—	70,036,812
Sweden	284,095	121,356,549	—	121,640,644
Switzerland	39,142,401	235,240,222	—	274,382,623
United Kingdom	94,258,561	309,092,825	—	403,351,386
United States	1,343,704	8,181,081	—	9,524,785
Preferred Stocks
Germany	—	18,852,214	—	18,852,214
Rights/Warrants
France	—	8,236	—	8,236
Spain	—	28,861	—	28,861
Securities Lending Collateral	—	299,553,320	—	299,553,320

TOTAL	$492,757,347	$2,939,652,459	$31,722^	$3,432,441,528

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS
April 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (91.9%)
AUSTRALIA — (5.5%)
*	A2B Australia Ltd.	22,390	$22,809
	Accent Group Ltd.	97,187	164,467
	Acrow Formwork & Construction Services Ltd.	22,144	12,843
#	Adairs Ltd.	40,849	60,954
*	Alkane Resources Ltd.	83,562	48,744
*	Alliance Aviation Services Ltd.	20,675	42,549
*	Allkem Ltd.	56,504	464,039
	ALS Ltd.	71,241	621,772
	Altium Ltd.	13,106	334,088
#*	AMA Group Ltd.	216,007	23,614
	AMP Ltd.	493,968	373,468
	Ampol Ltd.	47,353	944,821
	Ansell Ltd.	29,680	528,158
	APA Group.	65,967	450,385
#*	Appen Ltd.	14,360	30,108
#*	Arafura Rare Earths Ltd.	347,710	95,520
#	ARB Corp. Ltd.	14,024	299,593
#	Ardent Leisure Group Ltd.	99,253	36,002
	ASX Ltd.	5,930	269,871
	Atlas Arteria Ltd.	114,828	499,252
	AUB Group Ltd.	14,410	264,098
*	Audinate Group Ltd.	1,376	8,020
#*	Aurelia Metals Ltd.	257,586	23,220
	Aurizon Holdings Ltd.	360,914	820,591
*	Aussie Broadband Ltd.	217	479
	Austin Engineering Ltd.	32,800	8,485
	Australia & New Zealand Banking Group Ltd.	127,675	2,073,216
	Australian Clinical Labs Ltd.	5,619	13,184
	Australian Ethical Investment Ltd.	10,860	23,439
#	Australian Finance Group Ltd.	46,965	50,320
#*	Australian Strategic Materials Ltd.	6,903	4,847
	Auswide Bank Ltd.	9,719	33,952
	Baby Bunting Group Ltd.	28,930	41,611
#	Bank of Queensland Ltd.	121,258	468,253
	Bapcor Ltd.	92,223	402,424
	Base Resources Ltd.	44,322	5,570
	Beach Energy Ltd.	430,474	423,711
#	Beacon Lighting Group Ltd.	6,490	7,869
	Bega Cheese Ltd.	76,349	192,250
#	Bell Financial Group Ltd.	31,306	20,142
*	Bellevue Gold Ltd.	137,164	128,763
	Bendigo & Adelaide Bank Ltd.	103,745	597,285
	Blackmores Ltd.	2,476	156,401
	BlueScope Steel Ltd.	105,469	1,401,863
#*	Boral Ltd.	42,165	115,737
#*	Boss Energy Ltd.	25,198	44,371
	Brambles Ltd.	131,083	1,241,726
#	Bravura Solutions Ltd.	105,244	31,494
	Breville Group Ltd.	19,502	267,909
#*	BWX Ltd.	37,285	4,934
	Capitol Health Ltd.	196,117	35,679
	Capral Ltd.	2,481	12,133
*	Capricorn Metals Ltd.	48,360	142,300
#*	Carnarvon Energy Ltd.	459,128	38,121
	carsales.com Ltd.	34,768	551,361

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Catapult Group International Ltd.	10,074	$5,205
	Cedar Woods Properties Ltd.	20,812	67,596
	Challenger Ltd.	109,034	438,756
	Champion Iron Ltd.	85,501	371,490
#*	City Chic Collective Ltd.	30,336	9,817
	Cleanaway Waste Management Ltd.	372,501	599,897
#	Clinuvel Pharmaceuticals Ltd.	8,377	112,728
	Clover Corp. Ltd.	9,346	7,582
	Cochlear Ltd.	4,199	688,500
	Codan Ltd.	29,559	143,584
#	COG Financial Services Ltd.	11,802	11,171
#*	Cogstate Ltd.	10,170	10,752
	Coles Group Ltd.	72,148	871,561
	Collins Foods Ltd.	32,032	184,677
	Commonwealth Bank of Australia.	54,285	3,592,369
	Computershare Ltd.	44,255	658,772
*	Cooper Energy Ltd.	747,953	84,569
#	Corporate Travel Management Ltd.	11,371	159,095
	Costa Group Holdings Ltd.	88,027	146,075
	Credit Corp. Group Ltd.	13,989	168,450
	CSR Ltd.	133,419	467,063
	Data#3 Ltd.	35,101	177,197
*	De Grey Mining Ltd.	68,294	73,301
#*	Deep Yellow Ltd.	40,483	14,495
	Deterra Royalties Ltd.	61,216	187,711
	Dicker Data Ltd.	13,111	70,952
	Domain Holdings Australia Ltd.	40,407	90,120
	Domino’s Pizza Enterprises Ltd.	8,852	297,954
	Downer EDI Ltd.	182,515	431,782
	Eagers Automotive Ltd.	32,751	309,287
	Earlypay Ltd.	36,341	6,527
	Elanor Investor Group	20,923	22,384
	Elders Ltd.	39,290	211,538
#	Emeco Holdings Ltd.	117,846	53,637
*	Emerald Resources NL	35,458	45,328
#*	EML Payments Ltd.	41,522	19,959
	Enero Group Ltd.	15,173	18,353
	EQT Holdings Ltd.	3,684	65,968
	Estia Health Ltd.	58,859	102,692
	Euroz Hartleys Group Ltd.	25,180	19,754
	Evolution Mining Ltd.	369,612	871,537
	EVT Ltd.	27,442	219,927
#	Fenix Resources Ltd.	52,089	8,295
	Finbar Group Ltd.	8,281	3,430
#*††	Firefinch Ltd.	64,123	1,591
	FleetPartners Group Ltd.	85,297	118,885
	Fleetwood Ltd.	27,378	27,470
#*	Flight Centre Travel Group Ltd.	7,818	102,664
	Fortescue Metals Group Ltd.	155,137	2,170,618
#	G8 Education Ltd.	322,945	261,506
#*	Galan Lithium Ltd.	21,501	15,406
	Generation Development Group Ltd.	5,030	4,463
	Gold Road Resources Ltd.	224,572	279,431
	GR Engineering Services Ltd.	13,879	16,754
	GrainCorp Ltd., Class A	66,530	301,433
	Grange Resources Ltd.	182,933	75,083
	GUD Holdings Ltd.	39,875	254,360
	GWA Group Ltd.	56,704	66,238
	Hansen Technologies Ltd.	30,144	90,289

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Harvey Norman Holdings Ltd.	151,378	$363,550
#*	Hastings Technology Metals Ltd.	4,799	6,701
	Healthia Ltd.	15,198	11,933
	Helia Group Ltd.	115,071	241,715
	Helloworld Travel Ltd.	7,605	15,259
#*	Highfield Resources Ltd.	34,784	13,060
	Horizon Oil Ltd.	178,886	19,080
*	Hot Chili Ltd.	8,052	5,675
#	HT&E Ltd.	64,154	48,820
	HUB24 Ltd.	5,170	97,756
#	Humm Group Ltd.	114,386	36,366
	IDP Education Ltd.	19,441	365,234
	IGO Ltd.	28,387	261,413
	Iluka Resources Ltd.	86,653	636,723
	Imdex Ltd.	127,237	175,821
#*	Immutep Ltd.	55,736	9,825
	Incitec Pivot Ltd.	447,838	954,171
	Infomedia Ltd.	73,305	72,961
#	Inghams Group Ltd.	91,373	170,565
	Insignia Financial Ltd.	181,475	360,186
	Insurance Australia Group Ltd.	151,559	502,129
	Integral Diagnostics Ltd.	37,045	77,604
	InvoCare Ltd.	19,356	142,955
*	ioneer Ltd.	78,000	15,927
	IPH Ltd.	37,239	201,451
	IRESS Ltd.	39,893	274,104
	IVE Group Ltd.	23,613	37,251
	James Hardie Industries PLC, CDI.	38,040	848,866
	JB Hi-Fi Ltd.	25,041	741,106
#*	Jervois Global Ltd.	44,297	2,606
	Johns Lyng Group Ltd.	31,648	142,688
	Jumbo Interactive Ltd.	8,473	73,704
	Jupiter Mines Ltd.	187,826	31,154
*	Karoon Energy Ltd.	124,916	178,568
	Kelsian Group Ltd.	42,030	171,336
#*	Kogan.com Ltd.	4,740	13,727
	Lendlease Corp. Ltd.	79,301	393,839
*	Leo Lithium Ltd.	45,802	16,086
	Lifestyle Communities Ltd.	20,894	236,566
	Link Administration Holdings Ltd.	55,439	78,215
	Lovisa Holdings Ltd.	13,135	233,030
	Lycopodium Ltd.	4,030	27,265
*	Lynas Rare Earths Ltd.	157,569	676,744
#	MA Financial Group Ltd.	10,195	31,359
#	Maas Group Holdings Ltd.	9,865	19,806
#	Macmahon Holdings Ltd.	237,156	21,245
	Macquarie Group Ltd.	8,838	1,078,198
*	Macquarie Telecom Group Ltd.	774	31,536
	Mader Group Ltd.	1,542	5,018
#	Magellan Financial Group Ltd.	26,038	141,113
	MaxiPARTS Ltd.	3,355	4,988
	McMillan Shakespeare Ltd.	17,072	174,395
#	McPherson’s Ltd.	35,328	13,817
	Medibank Pvt Ltd.	245,365	580,670
#*	Mesoblast Ltd.	76,261	43,555
	Mesoblast Ltd.	8,545	4,863
*	Metals X Ltd.	186,167	34,135
	Michael Hill International Ltd.	22,149	14,668
	Mineral Resources Ltd.	17,676	871,968

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Monadelphous Group Ltd.	21,451	$176,823
	Monash IVF Group Ltd.	94,179	72,194
*	Mount Gibson Iron Ltd.	137,627	43,515
#	Myer Holdings Ltd.	210,138	122,310
	MyState Ltd.	28,496	67,368
*	Nanosonics Ltd.	7,694	29,311
	National Australia Bank Ltd.	170,482	3,281,975
#	Navigator Global Investments Ltd.	33,939	24,006
#*	Neometals Ltd.	32,125	13,337
	Netwealth Group Ltd.	27,019	245,523
#*	New Century Resources Ltd.	6,855	4,990
	Newcrest Mining Ltd.	78,184	1,492,308
*	NEXTDC Ltd.	28,901	221,773
	nib holdings Ltd.	94,144	483,061
	Nick Scali Ltd.	15,205	98,411
	Nine Entertainment Co. Holdings Ltd.	387,299	534,244
	Northern Star Resources Ltd.	120,126	1,071,501
#*	Novonix Ltd.	27,236	18,042
	Nufarm Ltd.	102,730	381,973
	Objective Corp. Ltd.	3,464	29,655
*	OFX Group Ltd.	53,605	50,809
#*	Omni Bridgeway Ltd.	49,334	75,228
	oOh!media Ltd.	146,275	160,266
	Orica Ltd.	81,763	882,535
	Orora Ltd.	180,544	412,640
	Pacific Current Group Ltd.	12,386	61,938
	Pact Group Holdings Ltd.	47,849	31,781
*	Paladin Energy Ltd.	220,403	96,938
*	Panoramic Resources Ltd.	306,418	30,693
*	Pantoro Ltd.	237,959	11,502
	Paragon Care Ltd.	76,602	14,253
	Peet Ltd.	95,638	71,808
	PeopleIN Ltd.	4,166	8,582
*	Perenti Ltd.	188,216	144,233
	Perpetual Ltd.	13,345	218,100
*	PEXA Group Ltd.	25,044	222,259
	Pilbara Minerals Ltd.	200,846	571,650
#	Pinnacle Investment Management Group Ltd.	9,782	53,869
	Platinum Asset Management Ltd.	102,656	119,923
*	PolyNovo Ltd.	26,754	29,065
#	Praemium Ltd.	43,406	19,824
	Premier Investments Ltd.	20,956	364,704
	Pro Medicus Ltd.	7,405	303,952
	Propel Funeral Partners Ltd.	4,482	13,076
	PSC Insurance Group Ltd.	21,461	66,668
	PWR Holdings Ltd.	15,753	105,227
*	Qantas Airways Ltd.	51,836	228,594
	QANTM Intellectual Property Ltd.	9,599	5,471
	QBE Insurance Group Ltd.	97,990	1,002,025
	Qube Holdings Ltd.	207,892	425,304
	Ramelius Resources Ltd.	226,196	197,403
	REA Group Ltd.	3,826	359,829
*	ReadyTech Holdings Ltd.	4,608	9,431
	Reckon Ltd.	11,675	3,992
#*	Red 5 Ltd.	517,702	58,303
#*	Redbubble Ltd.	33,472	9,053
	Reece Ltd.	13,390	163,112
#	Regis Healthcare Ltd.	30,740	43,410
*	Regis Resources Ltd.	200,648	283,904

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Reject Shop Ltd.	5,557	$17,750
	Reliance Worldwide Corp. Ltd.	167,374	456,451
#	Resimac Group Ltd.	15,412	9,669
#*	Resolute Mining Ltd.	509,850	161,786
*	Retail Food Group Ltd.	248,387	11,872
	Ridley Corp. Ltd.	62,846	90,111
	Rio Tinto Ltd.	40,480	3,036,187
*	RPMGlobal Holdings Ltd.	10,615	9,867
*	Sandfire Resources Ltd.	149,175	649,933
	SEEK Ltd.	19,959	325,657
#	Select Harvests Ltd.	37,116	108,910
	Servcorp Ltd.	12,793	26,849
	Service Stream Ltd.	137,240	60,623
	Seven Group Holdings Ltd.	19,223	303,638
*	Seven West Media Ltd.	229,807	58,769
	SG Fleet Group Ltd.	2,060	2,759
	Shaver Shop Group Ltd.	20,068	14,301
#*	Sierra Rutile Holdings Ltd.	84,280	12,604
	Sigma Healthcare Ltd.	302,534	140,411
*	Silver Lake Resources Ltd.	247,418	208,581
#*	Silver Mines Ltd.	94,213	13,765
	Sims Ltd.	48,431	507,545
#	SmartGroup Corp. Ltd.	22,136	99,082
	Solvar Ltd.	45,441	56,945
	Sonic Healthcare Ltd.	72,762	1,715,214
#	Southern Cross Electrical Engineering Ltd.	53,407	22,692
	Southern Cross Media Group Ltd.	72,250	40,110
*††	SpeedCast International Ltd.	76,666	0
	SRG Global Ltd.	130,096	65,259
*	St Barbara Ltd.	218,829	87,591
	Steadfast Group Ltd.	104,039	410,164
	Suncorp Group Ltd.	110,196	917,494
	Sunland Group Ltd.	20,765	19,799
	Super Retail Group Ltd.	43,940	396,540
*	Superloop Ltd.	92,203	37,640
#	Symbio Holdings Ltd.	9,613	13,526
*	Syrah Resources Ltd.	107,992	83,499
	Technology One Ltd.	55,817	562,737
	Telstra Group Ltd.	276,005	800,750
#*	Temple & Webster Group Ltd.	7,540	20,216
	TPG Telecom Ltd.	40,084	143,080
	Transurban Group	81,227	810,101
*	Tuas Ltd.	44,136	45,365
#*	Tyro Payments Ltd.	13,425	14,211
Ω	Viva Energy Group Ltd.	227,605	470,459
*	Webjet Ltd.	41,618	205,815
	Wesfarmers Ltd.	51,660	1,787,095
*	West African Resources Ltd.	223,152	144,376
#*	Westgold Resources Ltd.	118,872	120,132
	Westpac Banking Corp.	140,690	2,106,013
*††	Wiluna Mining Corp. Ltd.	10,550	537
	WiseTech Global Ltd.	6,887	315,464
	Woodside Energy Group Ltd.	154,410	3,503,613
	Woolworths Group Ltd.	57,381	1,480,247
	Worley Ltd.	43,437	436,432
*	Xero Ltd.	1,876	117,111
#*	Zip Co. Ltd.	36,629	12,514

TOTAL AUSTRALIA			81,575,447

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (0.7%)
*	Addiko Bank AG	2,404	$36,859
	Agrana Beteiligungs AG	4,134	77,722
	ANDRITZ AG	14,055	912,813
	AT&S Austria Technologie & Systemtechnik AG	7,846	239,927
Ω	BAWAG Group AG	17,055	831,841
*	CA Immobilien Anlagen AG	6,860	199,020
*	DO & Co. AG	1,531	179,324
	Erste Group Bank AG	38,045	1,383,286
	EVN AG	10,142	244,426
*	FACC AG	1,800	13,928
*	Immofinanz AG	11,636	0
*	Lenzing AG	2,336	152,880
	Mayr Melnhof Karton AG	1,336	213,276
	Oesterreichische Post AG	901	34,708
	OMV AG	32,583	1,541,916
	Palfinger AG	2,862	94,101
	POLYTEC Holding AG	2,865	14,627
	Porr AG	5,998	91,717
*	Raiffeisen Bank International AG	33,891	520,623
	Rosenbauer International AG	724	25,395
	Schoeller-Bleckmann Oilfield Equipment AG	1,480	92,954
	Semperit AG Holding	2,677	70,403
	Telekom Austria AG	37,674	294,124
	UBM Development AG	1,080	35,255
	UNIQA Insurance Group AG	25,424	228,122
	Verbund AG	3,378	300,847
	Vienna Insurance Group AG Wiener Versicherung Gruppe	5,439	160,032
	voestalpine AG	27,884	966,786
	Wienerberger AG	21,886	659,310
	Zumtobel Group AG	7,627	59,908

TOTAL AUSTRIA			9,676,130

BELGIUM — (1.1%)
	Ackermans & van Haaren NV	6,238	1,097,235
	Ageas SA	36,623	1,631,758
*	AGFA-Gevaert NV	41,313	115,962
*	Argenx SE, ADR	455	176,485
	Atenor.	1,229	60,719
	Barco NV	6,310	184,284
	Bekaert SA	9,912	461,444
	bpost SA	22,516	110,779
*	Cie d’Entreprises CFE	2,314	25,012
	Deceuninck NV	23,820	61,805
*	Deme Group NV	2,314	306,199
	D’ieteren Group	2,099	395,218
	Econocom Group SA	34,290	117,782
#	Elia Group SA	4,267	585,091
	Etablissements Franz Colruyt NV	12,350	343,055
	EVS Broadcast Equipment SA	1,977	48,188
	Fagron	14,157	263,155
	Gimv NV	5,999	312,901
*	Greenyard NV	2,112	14,434
	Immobel SA	938	46,797
	Ion Beam Applications	3,045	55,669
	Jensen-Group NV	1,201	40,270
	KBC Group NV	46,398	3,316,919
#*	Kinepolis Group NV	3,384	171,275
	Lotus Bakeries NV	92	635,259
	Melexis NV	4,656	443,832

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
#*	Ontex Group NV	18,660	$160,049
*	Orange Belgium SA	3,514	57,032
	Proximus SADP	33,631	286,690
	Recticel SA	11,663	166,250
	Shurgard Self Storage Ltd. REIT	3,633	187,850
	Solvay SA	19,322	2,319,000
	Telenet Group Holding NV	6,332	146,882
*	Tessenderlo Group SA	6,597	218,591
#	UCB SA	6,442	598,833
#	Umicore SA	34,819	1,142,952
	Van de Velde NV	1,542	60,160
#	VGP NV	2,000	209,380

TOTAL BELGIUM			16,575,196

CANADA — (10.0%)
*	5N Plus, Inc.	21,900	49,301
	Absolute Software Corp.	3,586	27,899
	Acadian Timber Corp.	3,200	37,223
#	ADENTRA, Inc.	476	9,142
	Aecon Group, Inc.	18,295	171,087
	Africa Oil Corp.	18,700	36,162
	AG Growth International, Inc.	1,300	56,871
	AGF Management Ltd., Class B	15,987	88,735
#	Agnico Eagle Mines Ltd.	51,868	2,942,433
#*	Aimia, Inc.	25,250	65,788
*	Air Canada	18,758	262,503
	AirBoss of America Corp.	3,978	21,111
	Alamos Gold, Inc., Class A	101,449	1,311,266
#	Algoma Central Corp.	3,100	35,694
	Algonquin Power & Utilities Corp.	40,137	341,967
	Alimentation Couche-Tard, Inc.	46,595	2,325,537
	AltaGas Ltd.	55,064	963,219
*	Altius Renewable Royalties Corp.	1,700	10,327
	Altus Group Ltd.	2,516	99,908
	Amerigo Resources Ltd.	45,106	53,601
	Andlauer Healthcare Group, Inc.	3,888	147,818
*	Argonaut Gold, Inc.	81,374	37,238
*	Aritzia, Inc.	20,386	647,910
*	Ascot Resources Ltd.	34,500	16,297
	Atco Ltd., Class I	10,864	358,993
*	ATS Corp.	12,469	534,524
*	AutoCanada, Inc.	4,621	70,090
	B2Gold Corp.	298,009	1,172,872
	Badger Infrastructure Solutions Ltd.	7,656	167,773
#*	Ballard Power Systems, Inc.	31,260	138,169
	Bank of Montreal	49,360	4,451,498
	Bank of Nova Scotia	74,200	3,703,462
	Barrick Gold Corp.	67,392	1,284,785
#	BCE, Inc.	12,692	610,089
	Bird Construction, Inc.	9,530	60,281
	Black Diamond Group Ltd.	7,742	39,143
#*	BlackBerry Ltd.	54,940	214,579
	BMTC Group, Inc.	3,210	31,985
*	Bombardier, Inc., Class A	256	11,180
*	Bombardier, Inc., Class B	12,094	522,369
*	Bonterra Energy Corp.	6,000	29,538
	Boralex, Inc., Class A	12,966	378,017
	Boyd Group Services, Inc.	3,239	540,172
	Bridgemarq Real Estate Services	1,100	12,105

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Brookfield Asset Management Ltd., Class A	7,370	$247,247
	Brookfield Corp., Class A	43,223	1,403,019
	Brookfield Infrastructure Corp., Class A	15,537	662,030
	Brookfield Reinsurance Ltd.	109	3,543
	BRP, Inc.	5,068	378,627
*	Calfrac Well Services Ltd.	6,700	21,067
	Calian Group Ltd.	1,100	50,995
	Cameco Corp.	11,541	317,263
	Canaccord Genuity Group, Inc.	29,719	237,120
#	Canacol Energy Ltd.	1,773	13,152
#*	Canada Goose Holdings, Inc.	5,174	101,514
	Canadian Imperial Bank of Commerce	61,124	2,563,441
	Canadian National Railway Co.	19,470	2,322,180
#	Canadian Pacific Kansas City Ltd.	9,932	783,032
#	Canadian Tire Corp. Ltd., Class A	11,455	1,501,659
#	Canadian Utilities Ltd., Class A	13,383	386,915
	Canadian Utilities Ltd., Class B	500	14,577
	Canadian Western Bank	25,823	463,150
*	Canfor Corp.	17,127	257,376
*	Capstone Copper Corp.	94,775	445,597
#	Cascades, Inc.	21,603	176,032
	CCL Industries, Inc., Class B	25,056	1,178,225
*	Celestica, Inc.	29,227	317,405
	Centerra Gold, Inc.	57,303	387,419
	CES Energy Solutions Corp.	71,198	141,361
*	CGI, Inc.	19,485	1,976,524
#	Chesswood Group Ltd.	2,800	17,484
	CI Financial Corp.	47,464	467,336
#*	Cineplex, Inc.	1,096	7,183
	Cogeco Communications, Inc.	4,447	215,515
	Cogeco, Inc.	1,876	79,853
	Colliers International Group, Inc.	5,056	538,461
	Computer Modelling Group Ltd.	18,890	98,852
	Constellation Software, Inc.	952	1,863,330
*	Copper Mountain Mining Corp.	51,894	97,671
#	Corus Entertainment, Inc., Class B	54,490	57,110
	Definity Financial Corp.	1,135	30,787
#*	Denison Mines Corp.	97,775	107,528
*	Descartes Systems Group, Inc.	3,981	315,216
	Dexterra Group, Inc.	10,672	38,282
	Dollarama, Inc.	22,151	1,372,043
	Doman Building Materials Group Ltd.	20,500	92,903
*	Dorel Industries, Inc., Class B	8,016	23,489
	DREAM Unlimited Corp., Class A	9,274	154,621
	Dundee Precious Metals, Inc.	48,738	357,571
	Dye & Durham Ltd.	7,573	80,601
	Dynacor Group, Inc.	9,100	20,486
	ECN Capital Corp.	45,365	105,808
	E-L Financial Corp. Ltd.	200	135,439
*	Eldorado Gold Corp.	48,083	531,285
	Element Fleet Management Corp.	103,182	1,349,511
	Empire Co. Ltd., Class A	35,022	940,400
	Enbridge, Inc.	52,406	2,083,693
	Endeavour Mining PLC	43,160	1,111,131
#*	Endeavour Silver Corp.	6,802	26,528
	Enghouse Systems Ltd.	8,555	235,462
*	Ensign Energy Services, Inc.	37,617	73,576
	EQB, Inc.	5,500	243,975
*	Equinox Gold Corp.	59,303	295,188

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	ERO Copper Corp.	11,587	$228,174
	Evertz Technologies Ltd.	7,206	63,079
	Exchange Inc.ome Corp.	5,458	210,327
	Exco Technologies Ltd.	6,801	36,945
#	Extendicare, Inc.	19,418	92,729
	Fairfax Financial Holdings Ltd.	2,982	2,083,889
	Fiera Capital Corp.	15,753	86,389
	Finning International, Inc.	35,635	923,456
	Firm Capital Mortgage Investment Corp.	9,400	77,151
	First Majestic Silver Corp.	35,617	251,456
*	First Mining Gold Corp.	44,500	5,912
	First National Financial Corp.	4,125	115,117
	First Quantum Minerals Ltd.	84,353	2,049,601
	FirstService Corp.	5,794	872,848
*	Fission Uranium Corp.	72,500	33,712
*	Foraco International SA	7,600	9,985
#	Fortis, Inc.	23,752	1,042,940
#*	Fortuna Silver Mines, Inc.	37,419	140,277
#	Freehold Royalties Ltd.	40,700	443,093
*	Frontera Energy Corp.	5,333	50,462
#*	Galiano Gold, Inc.	35,902	22,259
*	GDI Integrated Facility Services, Inc.	3,200	103,970
	George Weston Ltd.	7,389	992,144
	GFL Environmental, Inc.	6,284	228,109
#	Gibson Energy, Inc.	32,935	558,863
	Gildan Activewear, Inc.	32,500	1,058,817
	goeasy Ltd.	3,450	236,281
*	GoGold Resources, Inc.	11,234	14,676
#*	GoldMoney, Inc.	5,800	8,862
#	Great-West Lifeco, Inc.	22,672	644,592
*	GreenFirst Forest Products, Inc., Class I	9,000	8,702
	Guardian Capital Group Ltd., Class A	5,628	175,962
	Hammond Power Solutions, Inc.	900	26,398
	Headwater Exploration, Inc.	35,140	161,325
*	Heroux-Devtek, Inc.	8,414	79,988
	High Liner Foods, Inc.	5,650	60,760
#	HLS Therapeutics, Inc.	700	2,893
	Home Capital Group, Inc.	15,142	486,721
	Hudbay Minerals, Inc.	63,414	317,766
Ω	Hydro One Ltd.	17,100	500,814
	iA Financial Corp., Inc.	24,000	1,610,392
*	IAMGOLD Corp.	226,995	649,805
	IGM Financial, Inc.	14,464	443,896
*	Imperial Metals Corp.	8,315	10,863
	Information Services Corp.	3,800	63,107
	Innergex Renewable Energy, Inc.	15,850	162,617
	Intact Financial Corp.	14,116	2,135,242
*	Interfor Corp.	17,669	277,258
*	Ivanhoe Mines Ltd., Class A	25,875	224,402
Ω	Jamieson Wellness, Inc.	6,632	163,787
*	Journey Energy, Inc.	5,500	24,519
*	K92 Mining, Inc.	2,265	10,766
*	Karora Resources, Inc.	21,675	77,591
	K-Bro Linen, Inc.	2,521	52,268
#	Keyera Corp.	39,197	922,316
*	Kinaxis, Inc.	1,766	242,523
	Kinross Gold Corp.	390,138	1,966,829
*	Knight Therapeutics, Inc.	28,671	95,228
*	Kolibri Global Energy, Inc.	2,968	10,690

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	KP Tissue, Inc.	3,500	$26,272
	Labrador Iron Ore Royalty Corp.	12,609	284,316
*	Largo, Inc.	4,043	19,129
	Lassonde Industries, Inc., Class A	2,312	165,544
#	Laurentian Bank of Canada	12,373	294,154
	Leon’s Furniture Ltd.	8,006	114,342
#*	Lightspeed Commerce, Inc.	26,978	354,221
	Linamar Corp.	13,528	643,026
	Loblaw Cos. Ltd.	16,488	1,550,812
#*	Lucara Diamond Corp.	114,752	44,043
*	Lumine Group, Inc.	2,856	38,471
	Lundin Gold, Inc.	17,470	221,526
	Lundin Mining Corp.	167,701	1,281,105
*	MAG Silver Corp.	3,365	43,678
	Magellan Aerospace Corp.	4,737	24,999
	Magna International, Inc.	51,374	2,679,398
*	Mainstreet Equity Corp.	900	86,689
*	Major Drilling Group International, Inc.	13,688	105,576
*	Mandalay Resources Corp.	5,100	9,185
	Manulife Financial Corp.	84,733	1,673,477
#	Maple Leaf Foods, Inc.	17,887	366,493
	Martinrea International, Inc.	20,736	216,566
*	MDA Ltd.	2,100	10,338
	Medical Facilities Corp.	9,857	62,422
	Melcor Developments Ltd.	3,200	27,351
	Methanex Corp.	12,533	561,353
	Metro, Inc.	19,368	1,103,905
	Morguard Corp.	700	53,366
	MTY Food Group, Inc.	3,585	155,641
#	Mullen Group Ltd.	29,081	322,180
	National Bank of Canada	48,537	3,619,362
	Neighbourly Pharmacy, Inc.	800	12,548
	Neo Performance Materials, Inc.	3,400	22,535
*	New Gold, Inc.	178,103	228,733
	NFI Group, Inc.	14,396	84,048
	North American Construction Group Ltd.	10,692	205,652
	North West Co., Inc.	11,509	337,578
	Northland Power, Inc.	44,225	1,085,673
	Nutrien Ltd.	55,811	3,873,295
	OceanaGold Corp.	197,015	450,785
	Onex Corp.	15,220	700,872
#	Open Text Corp.	37,704	1,428,574
*	Orla Mining Ltd.	17,928	81,214
	Osisko Gold Royalties Ltd.	32,509	528,565
*	Osisko Mining, Inc.	41,503	118,243
#	Pan American Silver Corp.	78,025	1,389,482
	Parex Resources, Inc.	25,406	515,865
	Park Lawn Corp.	2,800	54,498
	Parkland Corp.	39,725	936,793
	Pason Systems, Inc.	14,685	127,898
	Pembina Pipeline Corp.	47,489	1,563,813
	PHX Energy Services Corp.	13,038	65,053
*	Pieridae Energy Ltd.	25,800	9,712
#	Pine Cliff Energy Ltd.	21,000	20,770
	Pizza Pizza Royalty Corp.	7,900	81,108
	Polaris Renewable Energy, Inc.	6,500	64,096
	PrairieSky Royalty Ltd.	52,600	830,046
*	Precision Drilling Corp.	3,590	178,717
#	Premium Brands Holdings Corp.	6,120	459,435

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Primo Water Corp.	30,487	$463,098
#	Quarterhill, Inc.	31,600	31,254
	Quebecor, Inc., Class B	25,512	658,490
*	Real Matters, Inc.	10,100	37,870
#	Restaurant Brands International, Inc.	18,991	1,331,839
*	RF Capital Group, Inc.	1,896	15,534
	Richelieu Hardware Ltd.	11,988	360,476
	Ritchie Bros Auctioneers, Inc.	15,397	880,581
	Rogers Communications, Inc.,Class B	34,980	1,727,975
	Rogers Sugar, Inc.	21,118	97,730
	Royal Bank of Canada	102,978	10,226,499
	Russel Metals, Inc.	18,045	459,499
	Sandstorm Gold Ltd.	3,411	19,612
*	Sangoma Technologies Corp.	1,400	4,981
	Saputo, Inc.	9,565	247,659
#	Savaria Corp.	5,400	66,242
*	Seabridge Gold, Inc.	8,561	120,196
	Secure Energy Services, Inc.	54,486	253,760
*	ShawCor Ltd.	18,794	169,234
*	Shopify, Inc., Class A	6,770	328,007
#	Sienna Senior Living, Inc.	13,800	111,023
*	SilverCrest Metals, Inc.	2,775	18,149
Ω	Sleep Country Canada Holdings, Inc.	10,687	185,446
	SNC-Lavalin Group, Inc.	29,030	668,514
Ω	Spin Master Corp.	7,431	211,437
#	Sprott, Inc.	1,249	44,989
	SSR Mining, Inc.	57,515	823,587
	Stantec, Inc.	19,165	1,151,340
	Stella-Jones, Inc.	15,995	625,940
#*Ω	STEP Energy Services Ltd.	6,300	15,484
#	Sun Life Financial, Inc.	51,649	2,534,922
*	SunOpta, Inc.	4,792	40,592
#	Superior Plus Corp.	22,530	167,123
	Sylogist Ltd.	3,900	18,048
#*	Taseko Mines Ltd.	77,879	128,234
	TELUS Corp.	2,996	63,509
	TELUS Corp.	5,810	123,160
#*	TELUS International CDA, Inc.	6,275	124,682
	TerraVest Industries, Inc.	1,300	25,859
	TFI International, Inc.	10,280	1,107,973
#	Thomson Reuters Corp.	2,031	267,097
	Tidewater Midstream & Infrastructure Ltd.	71,300	47,889
	Timbercreek Financial Corp.	20,935	121,761
	TMX Group Ltd.	4,447	450,395
*	Torex Gold Resources, Inc.	25,114	412,063
	Toromont Industries Ltd.	13,830	1,117,547
#	Toronto-Dominion Bank.	63,550	3,852,648
	Total Energy Services, Inc.	13,840	81,823
#	Transcontinental, Inc., Class A	19,732	212,488
	Trican Well Service Ltd.	61,315	143,462
	Tricon Residential, Inc.	34,591	277,324
	Triple Flag Precious Metals Corp.	4,467	72,366
*	Trisura Group Ltd.	6,712	155,111
*	Uni-Select, Inc.	8,311	285,488
	Vecima Networks, Inc.	615	10,440
	VersaBank	2,400	17,572
*	Victoria Gold Corp.	2,900	20,891
*	Viemed Healthcare, Inc.	5,400	58,350
	Wajax Corp.	6,875	122,038

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Waste Connections, Inc.	6,501	$904,614
*	Wesdome Gold Mines Ltd.	30,900	193,175
	West Fraser Timber Co. Ltd.	22,356	1,617,071
	Western Forest Products, Inc.	95,411	73,239
	Westshore Terminals Investment Corp.	8,046	164,026
#	Wheaton Precious Metals Corp.	10,038	495,676
*	WildBrain Ltd.	34,063	51,289
	Winpak Ltd.	5,814	193,922
	WSP Global, Inc.	7,402	976,899
	Yellow Pages Ltd.	3,807	36,529

TOTAL CANADA			146,999,273

CHINA — (0.0%)
*	AustAsia Group Ltd.	31,206	12,733
Ω	BOC Aviation Ltd.	9,600	76,089
	China Gold International Resources Corp. Ltd.	56,934	286,592
	Fountain SET Holdings Ltd.	164,000	14,626
*	Goodbaby International Holdings Ltd.	231,000	16,238
	SIIC Environment Holdings Ltd.	305,800	44,822

TOTAL CHINA			451,100

DENMARK — (1.6%)
*	ALK-Abello AS	22,280	282,046
	Alm Brand AS	198,447	367,122
#*	Ambu AS, Class B	27,113	431,105
	AP Moller—Maersk AS, Class A	196	350,290
	AP Moller—Maersk AS, Class B	248	448,273
*	Bang & Olufsen AS	27,144	38,280
	BankNordik P/F	1,197	25,586
#*	Bavarian Nordic AS	19,397	533,435
*	Brodrene Hartmann AS	947	39,221
#	cBrain AS	1,564	32,297
	Chr Hansen Holding AS	15,547	1,210,014
	Coloplast AS, Class B	7,089	1,021,389
	Columbus AS	25,009	26,238
*	Danske Bank AS	61,163	1,292,667
#*	Demant AS	16,820	720,837
	Dfds AS	9,816	395,422
	DSV AS	10,724	2,018,281
#	FLSmidth & Co. AS	8,473	334,754
*	GN Store Nord AS	31,189	832,618
#	GronlandsBANKEN AS	259	23,146
*	H+H International AS, Class B	3,579	58,756
	ISS AS	41,489	867,440
	Jeudan AS	1,620	64,974
*	Jyske Bank AS	15,613	1,141,527
	Matas AS	10,756	135,326
*Ω	Netcompany Group AS	8,478	328,116
*	Nilfisk Holding AS	3,971	81,539
#*	NKT AS	11,448	601,630
*Ω	NNIT AS	3,366	37,340
	North Media AS	2,064	18,338
*	NTG Nordic Transport Group AS, Class A	2,319	123,382
Ω	Orsted AS	4,967	445,789
	Pandora AS	21,448	1,985,266
	Parken Sport & Entertainment AS	1,139	17,091
	Per Aarsleff Holding AS	4,795	206,523
	Ringkjoebing Landbobank AS	7,641	1,074,702

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Rockwool AS, Class A	1,003	$241,502
	Rockwool AS, Class B	2,114	512,016
#*	RTX AS	1,768	35,841
	Schouw & Co. AS	3,662	311,773
	SimCorp. AS	8,484	919,626
	Solar AS, Class B	1,580	129,260
	SP Group A	1,454	61,886
	Spar Nord Bank AS	24,008	390,501
	Sparekassen Sjaelland-Fyn AS	1,955	55,706
	Sydbank AS	16,028	715,078
*	TCM Group AS	1,798	19,441
	Tivoli AS	661	79,308
	Topdanmark AS	12,033	635,219
	Tryg AS	31,262	738,814
	UIE PLC	3,870	107,408
*	Vestas Wind Systems AS	40,763	1,127,936

TOTAL DENMARK			23,692,075

FINLAND — (1.8%)
	Aktia Bank Oyj	15,644	157,404
	Alandsbanken Abp, Class B	1,334	51,762
	Alma Media Oyj	6,819	66,884
	Aspo Oyj	5,171	46,465
	Atria Oyj	4,031	47,927
	Cargotec Oyj, Class B	9,960	550,383
	Caverion Oyj	4,885	46,337
#	Citycon Oyj	11,056	83,540
	Digia Oyj	3,511	21,350
	Elisa Oyj	22,402	1,391,193
Ω	Enento Group Oyj	2,714	55,517
	eQ Oyj	949	20,116
	Fiskars Oyj Abp	6,389	110,406
	Fortum Oyj	71,211	1,063,606
	F-Secure Oyj	15,090	48,623
	Glaston OYJ ABP	7,940	8,601
#	Gofore Oyj	928	27,107
#	Harvia Oyj	3,039	75,311
	Huhtamaki Oyj	22,410	807,791
	Ilkka Oyj	2,909	11,710
#	Inc.ap Oyj	2,299	28,378
#	Kamux Corp.	5,559	34,048
	Kemira Oyj	29,190	512,044
	Kesko Oyj, Class A	17,107	354,982
	Kesko Oyj, Class B	52,528	1,095,096
	Kojamo Oyj	19,435	241,316
	Kone Oyj, Class B	27,929	1,593,370
	Konecranes Oyj	21,984	861,110
#	Lassila & Tikanoja Oyj	7,680	86,321
	Marimekko Oyj	8,031	83,044
	Metsa Board Oyj, Class B	41,089	296,286
	Metso Outotec Oyj	106,308	1,173,717
	Musti Group Oyj	6,146	127,350
	Neste Oyj	17,412	843,863
	Nokia Oyj	287,220	1,215,271
	Nokia Oyj, Sponsored ADR	124,076	519,879
#	Nokian Renkaat Oyj	33,630	327,636
	Nordea Bank Abp	181,655	2,015,773
	Oma Saastopankki Oyj	1,214	25,957
	Oriola Oyj, Class A	2,227	3,694

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Oriola Oyj, Class B	38,503	$61,633
	Outokumpu Oyj	100,730	549,136
#	Ponsse Oyj	2,973	93,313
	Puuilo Oyj	5,027	38,856
*	QT Group Oyj	595	51,310
	Raisio Oyj, Class V	36,963	92,837
	Rapala VMC Oyj	1,151	5,085
	Revenio Group Oyj	5,089	191,362
Ω	Rovio Entertainment Oyj	9,200	94,451
	Sampo Oyj, Class A	37,984	1,926,357
	Sanoma Oyj	21,019	182,285
	Scanfil Oyj	2,122	20,660
	Stora Enso Oyj, Class R	105,697	1,340,962
	Taaleri Oyj	2,512	28,785
#	Talenom Oyj	3,569	30,331
	TietoEVRY Oyj	23,353	746,218
	Tokmanni Group Corp.	12,950	177,353
	UPM-Kymmene Oyj	52,586	1,676,988
	Uponor Oyj	16,500	440,321
	Vaisala Oyj, Class A	3,697	155,715
	Valmet Oyj	38,501	1,302,555
#	Verkkokauppa.com Oyj	1,932	5,564
	Wartsila OYJ Abp	49,352	572,346
*	WithSecure Oyj	9,210	15,116
#	YIT Oyj	41,269	106,834

TOTAL FINLAND			26,037,541

FRANCE — (8.2%)
	ABC arbitrage	8,258	55,161
*	Accor SA	31,299	1,110,398
*	Aeroports de Paris	1,257	199,745
*	Air France-KLM	88,981	154,130
#	Airbus SE	24,597	3,444,433
	AKWEL	2,771	41,121
Ω	ALD SA	31,690	381,765
	Alstom SA	52,689	1,324,315
	Altamir	3,848	118,751
	Alten SA	5,685	966,495
#Ω	Amundi SA	10,225	669,889
	Arkema SA	15,228	1,506,704
	Assystem SA	1,573	75,333
*	Atos SE	25,226	349,699
	Aubay	1,418	69,645
#	AXA SA	107,411	3,505,915
	Axway Software SA	2,380	55,827
*	Bastide le Confort Medical	789	24,487
	Beneteau SA	9,994	160,857
#	Bigben Interactive	3,977	23,757
	BioMerieux	5,813	608,652
	BNP Paribas SA	45,758	2,956,581
	Boiron SA	1,017	44,746
#	Bollore SE	83,620	564,884
	Bonduelle SCA	4,816	60,824
*††	Bourbon Corp.	3,477	0
#	Bouygues SA	26,849	983,190
	Bureau Veritas SA	54,644	1,575,665
	Capgemini SE	11,815	2,154,552
	Carrefour SA	131,736	2,740,189
#*	Casino Guichard Perrachon SA	9,663	82,231

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Catana Group	5,629	$42,335
	CBo Territoria	5,862	24,813
	Cegedim SA	1,934	42,267
*	CGG SA	192,877	144,340
#	Chargeurs SA	4,384	72,010
	Cie de Saint-Gobain	49,501	2,865,846
	Cie des Alpes	3,645	57,810
	Cie Generale des Etablissements Michelin SCA	81,354	2,590,929
#	Cie Plastic Omnium SA	9,414	166,671
	Coface SA	29,061	444,820
	Credit Agricole SA	63,648	778,003
	Danone SA	17,675	1,169,796
	Dassault Systemes SE	8,866	359,921
	Derichebourg SA	27,761	171,681
	Edenred	18,447	1,198,569
	Eiffage SA	21,143	2,516,521
*Ω	Elior Group SA	31,110	108,245
	Elis SA	53,378	1,060,291
#	Engie SA	166,336	2,662,089
	Equasens	680	53,752
	Eramet SA	2,328	226,765
	EssilorLuxottica SA	7,122	1,410,014
	Eurazeo SE	7,078	505,396
Ω	Euronext NV	13,968	1,110,865
	Eutelsat Communications SA	48,179	320,278
*	Exail Technologies SA	1,962	40,994
*	Faurecia SE	31,391	651,653
	Fnac Darty SA	4,588	172,844
	Gaztransport Et Technigaz SA	6,477	692,658
	Getlink SE	30,418	568,489
*	GL Events	2,690	64,620
	Groupe Crit	826	68,286
	Guerbet	2,118	38,905
	Hermes International	1,336	2,900,557
	HEXAOM	901	17,486
*	ID Logistics Group	660	193,997
	Imerys SA	8,616	354,190
	Infotel SA	752	46,890
	Ipsen SA	8,567	1,038,879
	IPSOS	10,845	588,022
	Jacquet Metals SACA	3,858	75,416
*	JCDecaux SE	17,391	385,000
	Kaufman & Broad SA	3,936	128,068
	Kering SA	4,379	2,804,166
#	Korian SA	19,831	172,058
	Lectra	6,056	197,183
	Legrand SA	22,034	2,085,605
	Linedata Services	158	7,871
#	LISI	5,674	160,821
#	LNA Sante SA	1,295	45,398
#	L’Oreal SA	11,825	5,651,368
*	Lumibird	601	9,076
#	LVMH Moet Hennessy Louis Vuitton SE	14,037	13,501,926
Ω	Maisons du Monde SA	7,630	80,481
	Manitou BF SA	2,842	70,192
#	Mersen SA	4,927	198,756
#	Metropole Television SA	8,095	130,692
#*	Nacon SA	1,788	4,746
Ω	Neoen SA	9,964	299,152

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Neurones	226	$9,467
	Nexans SA	6,710	577,348
	Nexity SA	10,639	279,113
	NRJ Group	4,221	32,483
#	Oeneo SA	3,475	55,132
#*	OL Groupe SA	4,903	15,900
	Orange SA	453,437	5,901,897
*	OSE Immuno	1,573	7,029
#*	Pierre Et Vacances SA	14,537	26,655
*	Prodways Group SA	1,203	2,938
	Publicis Groupe SA	22,009	1,799,391
	Quadient SA	10,199	202,737
*††	Recylex SA	3,158	0
*	Renault SA	34,782	1,291,906
	Rexel SA	66,260	1,534,820
	Robertet SA	71	67,966
	Rothschild & Co.	9,160	472,876
	Rubis SCA	13,953	412,363
	Safran SA	5,574	866,867
	Samse SACA	106	22,151
	Savencia SA	1,171	81,327
	Schneider Electric SE	9,375	1,634,923
	SCOR SE	41,487	1,073,107
	SEB SA	5,400	619,175
	Seche Environnement SA	450	51,494
	SES SA	101,833	631,633
*Ω	SMCP SA	8,468	74,970
	Societe BIC SA	5,338	329,441
	Societe Generale SA	70,995	1,724,345
	Societe LDC SA	707	88,772
	Societe pour l’Informatique Industrielle	2,258	126,026
*	SOITEC	3,370	497,710
#*	Solocal Group	15,928	3,704
	Sopra Steria Group SACA	3,410	738,248
	SPIE SA	34,312	1,070,982
#*Ω	SRP Groupe SA	5,370	8,761
	Stef SA	1,222	141,813
	STMicroelectronics NV	39,978	1,710,142
#	STMicroelectronics NV	12,363	530,125
	Sword Group	1,865	89,627
	Synergie SE	2,431	88,414
	Technip Energies NV	34,348	762,038
#	Teleperformance	5,587	1,116,593
#	Television Francaise 1	11,390	91,789
	Thermador Groupe	1,879	194,793
#	Tikehau Capital SCA	5,921	162,554
	Totalenergies EP Gabon	250	49,597
*	Touax SA	1,701	13,801
	Trigano SA	2,260	294,419
*	Ubisoft Entertainment SA	21,705	635,678
	Valeo	57,158	1,116,105
*	Vallourec SA	34,183	390,476
#*	Vantiva SA	3,412	821
	Veolia Environnement SA	35,647	1,128,761
Ω	Verallia SA	19,194	779,090
	Vetoquinol SA	658	64,485
	Vilmorin & Cie SA	1,914	90,780
#	VInc.i SA	47,193	5,837,359
	Virbac SA	786	268,481

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#	Vivendi SE	117,210	$1,287,488
#*	Voltalia SA	4,875	74,115
	Wavestone	1,568	80,629
*Ω	Worldline SA	34,258	1,490,310
*Ω	X-Fab Silicon Foundries SE	13,964	118,939
#*	Xilam Animation SA	537	14,614

TOTAL FRANCE			120,517,906

GERMANY — (6.7%)
	1&1 AG	12,408	144,793
	3U Holding AG	898	5,387
	7C Solarparken AG	12,357	54,280
*	Aareal Bank AG	15,902	541,430
	Adesso SE	821	123,097
	Adidas AG	12,995	2,288,498
	AIXTRON SE	1,149	32,530
	All for One Group SE	614	27,866
#	Allgeier SE	1,476	44,523
	Allianz SE	19,118	4,800,663
	AlzChem Group AG	529	11,075
	Amadeus Fire AG	1,214	178,937
#	Aroundtown SA	115,812	157,782
	Atoss Software AG	1,196	239,911
Ω	Aumann AG	1,547	28,402
	Aurubis AG	9,731	912,936
#*Ω	Auto1 Group SE	7,864	62,056
	BASF SE	76,467	3,955,189
	Basler AG	2,115	45,575
*	Bauer AG	6,206	43,894
	Bayerische Motoren Werke AG	25,608	2,870,257
	BayWa AG	4,809	205,918
	Bechtle AG	19,791	920,463
Ω	Befesa SA	9,116	410,429
	Bertrandt AG	1,821	101,447
*	Bijou Brigitte AG	1,184	71,521
	Bilfinger SE	8,032	347,493
*	Borussia Dortmund GmbH & Co. KGaA	17,524	87,664
	Brenntag SE	30,626	2,496,161
	CANCOM SE	3,921	141,184
	Carl Zeiss Meditec AG	2,847	382,928
*	CECONOMY AG	43,005	131,232
	CENIT AG	1,138	18,728
	Cewe Stiftung & Co. KGAA	1,993	205,301
*	Commerzbank AG	123,483	1,372,280
	CompuGroup Medical SE & Co. KgaA	6,366	350,022
	Continental AG	13,909	975,955
*Ω	Covestro AG	51,747	2,270,164
	CropEnergies AG	9,615	111,354
*	CTS Eventim AG & Co. KGaA	13,951	919,164
*	Daimler Truck Holding AG	58,872	1,945,305
#*Ω	Delivery Hero SE	4,745	189,663
	Deutsche Bank AG	183,602	2,021,458
	Deutsche Beteiligungs AG	3,648	115,291
	Deutsche Boerse AG	4,773	910,253
*	Deutsche Lufthansa AG	28,532	306,717
Ω	Deutsche Pfandbriefbank AG	38,281	353,081
	Deutsche Post AG	81,076	3,899,721
	Deutsche Telekom AG	339,750	8,191,976
	Deutsche Wohnen SE	5,597	126,730

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Deutz AG	16,578	$110,197
#	DIC Asset AG	8,141	61,971
	DMG Mori AG	768	36,389
*	Dr Hoenle AG	981	20,830
	Draegerwerk AG & Co. KGaA	933	42,982
	Duerr AG	14,318	496,791
Ω	DWS Group GmbH & Co. KGaA	7,228	240,334
	E.ON SE	262,958	3,478,341
	Eckert & Ziegler Strahlen- und Medizintechnik AG	2,712	140,260
	EDAG Engineering Group AG	3,367	39,416
	Elmos Semiconductor SE	2,036	153,889
	ElringKlinger AG	8,030	90,263
	Encavis AG	20,225	349,737
	Energiekontor AG	2,205	176,680
	Evonik Industries AG	42,067	918,175
	Fabasoft AG	710	13,069
	Fielmann AG	5,853	303,205
#*	flatexDEGIRO AG	11,414	123,015
	FORTEC Elektronik AG	65	1,634
#*	Fraport AG Frankfurt Airport Services Worldwide	9,887	532,487
	Freenet AG	34,940	996,105
	Fresenius Medical Care AG & Co. KGaA	34,282	1,663,498
	Fuchs Petrolub SE	7,059	229,270
	GEA Group AG	25,284	1,189,179
	Gerresheimer AG	8,537	930,254
	Gesco SE	2,374	70,923
	GFT Technologies SE	5,152	203,462
	GK Software SE	194	40,402
*	Global Fashion Group SA	34	31
	Grand City Properties SA	15,042	125,624
	GRENKE AG	2,685	96,298
*	H&R GmbH & Co. KGaA	3,109	17,831
	Hamburger Hafen und Logistik AG	6,797	93,799
	Hannover Rueck SE	3,094	661,061
#Ω	Hapag-Lloyd AG	2,513	781,422
#*	Heidelberger Druckmaschinen AG	78,275	162,267
	Hella GmbH & Co. KGaA	404	34,165
*	HelloFresh SE	26,560	713,193
	Henkel AG & Co. KGaA	6,485	479,593
	Hensoldt AG	8,429	316,130
*	Highlight Communications AG	1,578	6,336
	Hochtief AG	7,024	587,969
	Hornbach Holding AG & Co. KGaA	2,894	245,896
	HUGO BOSS AG	14,400	1,085,638
*	Hypoport SE	657	105,358
	Indus Holding AG	5,552	164,444
	Infineon Technologies AG	73,425	2,673,902
Ω	Instone Real Estate Group SE	7,772	62,183
	IVU Traffic Technologies AG	1,335	25,169
	Jenoptik AG	11,301	360,732
Ω	JOST Werke SE	3,281	181,282
	K&S AG	12,115	241,644
	KION Group AG	16,272	674,841
	Kloeckner & Co. SE	17,958	199,333
	Knaus Tabbert AG	887	46,034
	Knorr-Bremse AG	10,342	724,888
*	Koenig & Bauer AG	4,031	83,324
	Kontron AG	10,332	199,939
	Krones AG	2,629	345,437

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	KWS Saat SE & Co. KGaA	2,056	$133,310
	Lanxess AG	13,423	546,944
	LEG Immobilien SE	8,184	509,399
	Leifheit AG	1,652	29,259
*	LPKF Laser & Electronics SE	2,771	30,112
*	Medios AG	2,048	41,099
	Mercedes-Benz Group AG	88,978	6,939,039
*	METRO AG	38,899	330,833
	MLP SE	19,862	113,208
	MTU Aero Engines AG	4,986	1,309,171
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,347	1,257,894
#*	Nagarro SE	2,001	215,455
	Nemetschek SE	9,306	727,388
	New Work SE	806	146,974
	Nexus AG	2,759	158,252
#*	Nordex SE	12,816	154,345
	Norma Group SE	8,985	213,737
	OHB SE	1,146	40,767
	PATRIZIA SE	11,415	122,712
	Pfeiffer Vacuum Technology AG	716	119,524
	PNE AG	20,038	327,409
*	ProCredit Holding AG & Co. KGaA	2,388	16,550
	Progress-Werk Oberkirch AG	549	18,542
	ProSiebenSat.1 Media SE	42,473	381,416
	PSI Software AG	2,436	79,189
	Puma SE	19,616	1,149,460
*	PVA TePla AG	2,092	44,798
*	q.beyond AG	24,716	19,985
	Rational AG	747	541,029
	RTL Group SA	8,984	421,117
	SAF-Holland SE	6,237	86,298
	Salzgitter AG	8,639	342,533
	SAP SE	8,508	1,151,270
Ω	Scout24 SE	7,733	481,976
	Secunet Security Networks AG	415	91,649
#*	SGL Carbon SE	15,607	143,972
#*Ω	Shop Apotheke Europe NV	468	46,720
	Siltronic AG	2,199	158,493
	Sixt SE	3,540	439,206
*	SMA Solar Technology AG	840	90,862
	Software AG	12,889	440,336
	Stabilus SE	5,754	376,039
	Stemmer Imaging AG	320	15,694
	STRATEC SE	477	32,823
	Stroeer SE & Co. KGaA	8,239	451,821
	Suedzucker AG	20,485	413,817
	SUESS MicroTec SE	3,494	91,142
	Surteco Group SE	989	21,451
	Symrise AG	4,794	579,223
	TAG Immobilien AG	26,161	224,014
	Takkt AG	7,339	117,532
*	Talanx AG	10,673	536,807
*Ω	TeamViewer SE	29,682	547,805
	Technotrans SE	1,771	54,478
	Telefonica Deutschland Holding AG	297,578	1,005,508
	thyssenkrupp AG	113,650	817,850
	Traffic Systems SE	1,284	45,324
	United Internet AG	16,739	287,398
	USU Software AG	419	11,548

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	va-Q-tec AG	1,198	$29,538
#	Varta AG	3,218	83,458
#	VERBIO Vereinigte BioEnergie AG	6,536	243,426
*	Vitesco Technologies Group AG, Class A	5,409	370,442
	Volkswagen AG	4,057	681,141
	Vonovia SE	34,796	754,674
	Vossloh AG	2,156	98,899
	Wacker Chemie AG	4,031	623,400
	Wacker Neuson SE	8,347	203,590
	Washtec AG	2,863	125,479
*	Westwing Group SE	2,342	18,248
	Wuestenrot & Wuerttembergische AG	6,502	118,291
*Ω	Zalando SE	6,869	282,518

TOTAL GERMANY			99,172,815

HONG KONG — (2.3%)
	Aeon Credit Service Asia Co. Ltd.	38,000	25,681
	AIA Group Ltd.	611,600	6,658,533
*	Aidigong Maternal & Child Health Ltd.	352,000	23,378
	Analogue Holdings Ltd.	58,000	10,790
	APAC Resources Ltd.	24,000	3,188
#*	Apollo Future Mobility Group Ltd.	584,000	8,879
	Asia Financial Holdings Ltd.	40,000	17,480
	ASMPT Ltd.	74,300	584,158
	Bank of East Asia Ltd.	255,919	337,278
	Best Mart 360 Holdings Ltd.	40,000	10,452
*	Blue River Holdings Ltd.	120,000	9,495
	BOC Hong Kong Holdings Ltd.	188,500	595,042
	BOCOM International Holdings Co. Ltd.	130,000	7,376
	Bright Smart Securities & Commodities Group Ltd.	140,000	24,712
*††	Brightoil Petroleum Holdings Ltd.	444,000	0
*††	Burwill Holdings Ltd.	1,052,000	0
	Cafe de Coral Holdings Ltd.	102,000	142,870
#*	Cathay Pacific Airways Ltd.	261,000	252,552
#*	Central Holding Group Co. Ltd.	37,000	90,018
*	Central Wealth Group Holdings Ltd.	1,470,000	8,233
	Chen Hsong Holdings	40,000	8,879
	Chevalier International Holdings Ltd.	12,000	10,480
*	China Energy Development Holdings Ltd.	1,680,000	19,494
	China Motor Bus Co. Ltd.	1,400	12,842
#*	China Star Entertainment Ltd.	180,000	17,828
*	Chinese Estates Holdings Ltd.	121,000	34,954
	Chow Sang Sang Holdings International Ltd.	104,000	136,646
	Chow Tai Fook Jewellery Group Ltd.	189,600	380,757
	Chuang’s Consortium International Ltd.	200,000	16,071
	CITIC Telecom International Holdings Ltd.	571,000	229,399
	CK Asset Holdings Ltd.	152,069	899,203
	CK Hutchison Holdings Ltd.	166,500	1,113,124
#	CK Life Sciences International Holdings, Inc.	264,000	26,650
*	C-Mer Eye Care Holdings Ltd.	76,000	43,535
#††	Convoy, Inc.	576,000	2,297
*	Cowell e Holdings, Inc.	74,000	143,132
Ω	Crystal International Group Ltd.	111,500	43,026
*	CSC Holdings Ltd.	2,830,000	13,733
	CSI Properties Ltd.	1,190,000	24,068
	Dah Sing Banking Group Ltd.	113,728	91,221
	Dah Sing Financial Holdings Ltd.	44,920	115,082
	Dickson Concepts International Ltd.	43,500	22,823
	Dynamic Holdings Ltd.	10,000	12,326

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Eagle Nice International Holdings Ltd.	74,000	$40,995
	Emperor Watch & Jewellery Ltd.	810,000	18,067
*	ENM Holdings Ltd.	376,000	19,450
*	Esprit Holdings Ltd.	596,750	48,817
Ω	ESR Group Ltd.	182,600	285,430
*	Eternity Investment Ltd.	710,000	7,777
	EuroEyes International Eye Clinic Ltd., Class C	16,000	10,900
	Fairwood Holdings Ltd.	19,000	28,428
	Far East Consortium International Ltd.	252,378	63,754
	First Pacific Co. Ltd.	662,000	221,680
*Ω	FIT Hon Teng Ltd.	322,000	63,843
*Ω	Frontage Holdings Corp.	164,000	51,027
	FSE Lifestyle Services Ltd.	29,000	22,310
*	Fullwealth International Group Holdings Ltd.	56,000	5,495
	Get Nice Financial Group Ltd.	101,500	8,543
	Giordano International Ltd.	382,000	114,915
	Glorious Sun Enterprises Ltd.	80,000	7,546
#*	Gold Fin Holdings.	38,000	0
	Golden Resources Development International Ltd.	144,000	23,912
*††	Goodresources	410,000	0
*	GR Properties Ltd.	170,000	19,252
	Great Eagle Holdings Ltd.	59,520	121,538
*	Greentech Technology International Ltd.	96,000	6,371
	G-Resources Group Ltd.	113,760	30,535
	Guotai Junan International Holdings Ltd.	906,000	76,522
#*	Haitong International Securities Group Ltd.	684,152	57,750
	Hang Lung Group Ltd.	195,000	342,815
	Hang Lung Properties Ltd.	347,000	634,290
	Hang Seng Bank Ltd.	25,100	372,053
	Hanison Construction Holdings Ltd.	26,565	3,687
	Henderson Land Development Co. Ltd.	121,249	431,734
	HKBN Ltd.	238,000	167,945
	HKT Trust & HKT Ltd.	863,000	1,134,216
	Hon Kwok Land Investment Co. Ltd.	38,000	9,754
	Hong Kong Exchanges & Clearing Ltd.	50,340	2,089,961
	Hong Kong Ferry Holdings Co. Ltd.	22,000	19,974
	Hong Kong Technology Venture Co. Ltd.	87,000	54,725
*	Hongkong & Shanghai Hotels Ltd.	119,511	117,400
Ω	Honma Golf Ltd.	25,000	10,646
	Hung Hing Printing Group Ltd.	86,000	12,390
	Hutchison Telecommunications Hong Kong Holdings Ltd.	340,000	58,983
*	Hypebeast Ltd.	200,000	7,520
	Hysan Development Co. Ltd.	87,000	245,866
*	IGG, Inc.	145,000	119,864
*	Imagi International Holdings Ltd.	103,500	4,488
Ω	Impro Precision Industries Ltd.	36,000	13,352
	International Housewares Retail Co. Ltd.	91,000	33,524
	ITC Properties Group Ltd.	124,018	15,970
	Johnson Electric Holdings Ltd.	102,775	114,909
	K Wah International Holdings Ltd.	217,000	74,988
*	Kader Holdings Co. Ltd.	102,000	5,604
	Karrie International Holdings Ltd.	166,000	18,217
	Kerry Logistics Network Ltd.	122,500	173,568
	Kerry Properties Ltd.	143,500	370,245
	Kowloon Development Co. Ltd.	101,000	110,080
	KRP Development Holdings Ltd.	41,500	7,190
*	Lai Sun Development Co. Ltd.	82,680	16,289
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	343,500	45,628
	Liu Chong Hing Investment Ltd.	46,000	37,413

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	L’Occitane International SA	90,000	$228,967
	Luk Fook Holdings International Ltd.	97,000	310,839
	Lung Kee Bermuda Holdings	24,000	6,790
	Man Wah Holdings Ltd.	442,000	371,827
*††	Master Glory GP	163,500	0
	MECOM Power & Construction Ltd.	234,498	42,802
#*††	MH Development NPV	28,000	0
	Miramar Hotel & Investment	47,000	69,041
	Modern Dental Group Ltd.	72,000	23,416
	MTR Corp. Ltd.	51,420	256,921
	NEW Concepts Holdings Ltd.	136,000	10,960
	New World Development Co. Ltd.	248,270	662,105
*††	NewOcean Energy Holdings Ltd.	238,000	212
	Nissin Foods Co. Ltd.	74,000	66,108
	Oriental Watch Holdings	83,457	47,807
*	Oshidori International Holdings Ltd.	1,002,000	31,193
	Pacific Basin Shipping Ltd.	1,331,000	463,130
	Pacific Textiles Holdings Ltd.	267,000	85,909
*	Paliburg Holdings Ltd.	58,000	12,079
	PC Partner Group Ltd.	60,000	34,413
	PCCW Ltd.	685,797	357,731
	Pentamaster International Ltd.	144,000	20,403
	Perfect Medical Health Management Ltd.	88,000	42,920
	Pico Far East Holdings Ltd.	162,000	27,317
	Plover Bay Technologies Ltd.	56,000	16,644
	Power Assets Holdings Ltd.	70,000	400,001
	Prada SpA	52,100	383,596
	Public Financial Holdings Ltd.	104,000	29,189
#*	Realord Group Holdings Ltd.	72,000	49,819
*	Regal Hotels International Holdings Ltd.	76,000	30,054
Ω	Regina Miracle International Holdings Ltd.	87,000	31,077
*Ω	Samsonite International SA	252,600	800,450
	SAS Dragon Holdings Ltd.	64,000	28,495
#	SEA Holdings Ltd.	47,706	13,122
*	Shangri-La Asia Ltd.	286,000	263,839
*	Shun Tak Holdings Ltd.	394,000	71,521
	Singamas Container Holdings Ltd.	386,000	30,048
	Sino Land Co. Ltd.	515,688	694,926
	SITC International Holdings Co. Ltd.	306,000	566,003
	SmarTone Telecommunications Holdings Ltd.	111,000	67,560
	Solomon Systech International Ltd.	272,000	16,876
	Soundwill Holdings Ltd.	25,500	21,572
	Stella International Holdings Ltd.	107,000	111,403
	Sun Hung Kai & Co. Ltd.	139,000	51,288
	Sun Hung Kai Properties Ltd.	48,696	678,008
	SUNeVision Holdings Ltd.	202,000	114,774
	Swire Pacific Ltd., Class A	51,000	404,844
	Swire Pacific Ltd., Class B	92,500	117,439
	Swire Properties Ltd.	54,200	145,675
	TAI Cheung Holdings Ltd.	82,000	42,335
	Techtronic Industries Co. Ltd.	106,000	1,146,760
*	Television Broadcasts Ltd.	75,400	66,088
	Texhong International Group Ltd.	64,500	47,117
	TexwInc.a Holdings Ltd.	224,000	39,999
*	Theme International Holdings Ltd.	340,000	39,508
*	TOM Group Ltd.	250,000	20,137
#*	Tongda Group Holdings Ltd.	1,450,000	20,394
	Town Health International Medical Group Ltd.	538,998	20,935
	Tradelink Electronic Commerce Ltd.	164,000	19,908

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Transport International Holdings Ltd.	56,513	$74,854
	United Laboratories International Holdings Ltd.	256,000	207,278
*	Value Convergence Holdings Ltd.	144,000	2,718
	Value Partners Group Ltd.	149,000	47,291
	Vitasoy International Holdings Ltd.	114,000	201,647
	VSTECS Holdings Ltd.	196,000	112,601
	VTech Holdings Ltd.	43,300	259,953
	Wai Kee Holdings Ltd.	56,000	11,504
*	Wang On Group Ltd.	3,440,000	21,485
*	Wealthking Investments Ltd.	224,000	8,585
Ω	WH Group Ltd.	1,885,425	1,049,689
	Wharf Real Estate Investment Co. Ltd.	82,000	472,871
	Wing On Co. International Ltd.	9,000	15,161
	Wing Tai Properties Ltd.	62,000	27,560
*	Xingye Alloy Materials Group Ltd.	95,000	12,965
	Yue Yuen Industrial Holdings Ltd.	203,000	305,500
#*	Zensun Enterprises Ltd.	115,999	10,725
*	Zhaobangji Properties Holdings Ltd.	328,000	13,588

TOTAL HONG KONG			33,088,099

IRELAND — (0.9%)
	AIB Group PLC	198,726	854,636
	Bank of Ireland Group PLC	232,983	2,409,721
	Cairn Homes PLC	190,398	215,156
	CRH PLC, Sponsored ADR	95,626	4,637,861
*	Dalata Hotel Group PLC	39,185	196,958
	FBD Holdings PLC	6,986	98,553
	Glanbia PLC	37,181	563,853
*Ω	Glenveagh Properties PLC	138,603	144,656
	Irish Continental Group PLC	52,931	273,063
	Kingspan Group PLC	21,557	1,493,894
*	Permanent TSB Group Holdings PLC	13,273	33,184
	Smurfit Kappa Group PLC	47,655	1,765,577

TOTAL IRELAND			12,687,112

ISRAEL — (0.8%)
	Adgar Investment & Development Ltd.	12,287	13,592
	Afcon Holdings Ltd.	306	7,979
#*	AFI Properties Ltd.	1,879	50,080
	Africa Israel Residences Ltd.	894	32,745
*	Airport City Ltd.	8,088	103,586
	Alony Hetz Properties & Investments Ltd.	12,913	101,965
	Alrov Properties & Lodgings Ltd.	1,669	66,749
	Amot Investments Ltd.	12,245	64,892
	Arad Ltd.	2,441	30,231
*	Argo Properties NV	2,212	29,865
	Ashtrom Group Ltd.	8,146	128,385
	AudioCodes Ltd.	2,248	22,930
	Automatic Bank Services Ltd.	2,578	8,988
#*	Avgol Industries 1953 Ltd.	23,344	11,640
	Azorim-Investment Development & Construction Co. Ltd.	13,323	32,042
	Azrieli Group Ltd.	1,019	59,424
	Bank Hapoalim BM	93,911	809,005
	Bank Leumi Le-Israel BM	147,484	1,169,059
*	Bet Shemesh Engines Holdings 1997 Ltd.	851	20,765
	Bezeq The Israeli Telecommunication Corp. Ltd.	257,695	350,833
*	Big Shopping Centers Ltd.	717	61,149
	Blue Square Real Estate Ltd.	677	33,954

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Brack Capital Properties NV.	402	$46,552
	Carasso Motors Ltd.	7,213	32,095
*	Cellcom Israel Ltd.	30,977	109,960
*	Ceragon Networks Ltd.	7,505	14,635
*	Clal Insurance Enterprises Holdings Ltd.	15,314	235,624
*	Compugen Ltd.	2,478	1,514
	Danel Adir Yeoshua Ltd.	1,482	108,385
	Delek Automotive Systems Ltd.	13,146	106,132
	Delta Galil Ltd.	3,106	131,452
	Dor Alon Energy in Israel 1988 Ltd.	859	16,948
	E&M Computing Ltd.	1,400	2,967
	Electra Consumer Products 1970 Ltd.	2,172	51,277
	Electra Ltd.	372	159,792
	Electra Real Estate Ltd.	4,087	42,755
*	Ellomay Capital Ltd.	322	4,339
	Elron Ventures Ltd.	3,300	3,849
	Energix-Renewable Energies Ltd.	7,468	22,224
*	Enlight Renewable Energy Ltd.	6,672	110,571
*	Fattal Holdings 1998 Ltd.	1,181	106,110
	First International Bank of Israel Ltd.	8,127	295,287
	FMS Enterprises Migun Ltd.	794	23,105
	Formula Systems 1985 Ltd.	2,261	143,194
	Fox Wizel Ltd.	2,057	173,069
#	Gav-Yam Lands Corp. Ltd.	10,333	74,576
*	Gilat Satellite Networks Ltd.	5,876	27,370
*	Hagag Group Real Estate Development	3,891	12,680
*	Hamat Group Ltd.	4,426	16,785
	Harel Insurance Investments & Financial Services Ltd.	29,089	261,105
	Hilan Ltd.	3,441	152,569
	Hiper Global Ltd.	1,400	6,126
	ICL Group Ltd.	39,835	247,408
	IDI Insurance Co. Ltd.	1,786	46,081
	IES Holdings Ltd.	544	38,105
	Ilex Medical Ltd.	1,313	28,621
#	Inrom Construction Industries Ltd.	24,007	83,046
	Isracard Ltd.	37,096	151,052
	Israel Canada T.R Ltd.	16,954	31,321
	Israel Discount Bank Ltd., Class A	168,772	838,770
	Israel Land Development Co. Ltd.	2,713	20,102
	Isras Investment Co. Ltd.	461	80,229
*	Kamada Ltd.	4,706	21,742
	Kardan Real Estate Enterprise & Development Ltd.	5,616	5,596
	Kerur Holdings Ltd.	1,414	31,152
	Klil Industries Ltd.	213	9,631
	Lahav L.R. Real Estate Ltd.	8,287	7,249
	Levinstein Properties Ltd.	644	13,713
	M Yochananof & Sons Ltd.	1,345	62,334
	Magic Software Enterprises Ltd.	10,248	136,983
	Malam—Team Ltd.	1,640	27,911
	Matrix IT Ltd.	7,710	138,555
#	Max Stock Ltd.	11,204	21,405
	Maytronics Ltd.	9,449	99,427
	Mediterranean Towers Ltd.	17,873	33,651
#	Mega Or Holdings Ltd.	3,782	74,715
*	Meitav Investment House Ltd.	5,044	16,578
	Melisron Ltd.	1,210	80,891
	Menora Mivtachim Holdings Ltd.	7,969	167,323
	Meshulam Levinstein Contracting & Engineering Ltd.	363	25,031
*	Migdal Insurance & Financial Holdings Ltd.	104,926	113,143

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Mivne Real Estate KD Ltd.	38,644	$108,252
	Mivtach Shamir Holdings Ltd.	1,285	25,011
	Mizrahi Tefahot Bank Ltd.	14,400	472,223
	Nawi Brothers Ltd.	4,936	34,607
*	Neto Malinda Trading Ltd.	1,892	33,168
#*	Nice Ltd., Sponsored ADR	336	68,547
*	Nova Ltd.	2,207	205,210
	Novolog Ltd.	54,425	27,279
	Oil Refineries Ltd.	527,463	146,871
	One Software Technologies Ltd.	8,721	93,358
	Palram Industries 1990 Ltd.	3,125	22,002
*	Partner Communications Co. Ltd.	38,913	189,588
*	Paz Oil Co. Ltd.	2,644	249,058
*	Perion Network Ltd.	4,225	152,257
	Phoenix Holdings Ltd.	38,175	409,555
	Plasson Industries Ltd.	1,084	44,146
	Prashkovsky Investments & Construction Ltd.	1,441	29,359
*	Priortech Ltd.	1,092	18,073
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,025	115,633
	Rani Zim Shopping Centers Ltd.	14,172	9,070
	Retailors Ltd.	1,993	37,882
	Sano-Brunos Enterprises Ltd.	96	5,236
*	Scope Metals Group Ltd.	1,610	53,511
	Shapir Engineering & Industry Ltd.	9,869	70,530
*	Shikun & Binui Ltd.	18,256	39,184
	Shufersal Ltd.	24,510	124,936
*	Solegreen Ltd.	2,428	3,687
	Strauss Group Ltd.	4,860	108,369
	Summit Real Estate Holdings Ltd.	9,319	103,387
	Suny Cellular Communication Ltd.	24,074	9,131
	Tadiran Group Ltd.	810	72,613
Ω	Tamar Petroleum Ltd.	19,353	53,690
	Tel Aviv Stock Exchange Ltd.	8,916	41,058
#	Telsys Ltd.	691	40,830
*	Tera Light Ltd.	7,969	10,120
	Tiv Taam Holdings 1 Ltd.	11,482	20,224
	Victory Supermarket Chain Ltd.	1,493	14,449
	YD More Investments Ltd.	3,606	8,182
	YH Dimri Construction & Development Ltd.	1,354	73,197

TOTAL ISRAEL			11,698,153

ITALY — (2.9%)
	A2A SpA	350,359	618,168
	ACEA SpA	11,720	171,876
#*	Aeffe SpA	5,749	8,108
	Amplifon SpA	21,343	783,499
Ω	Anima Holding SpA	49,090	203,989
	Aquafil SpA	5,883	32,159
	Ariston Holding NV	1,006	11,489
	Arnoldo Mondadori Editore SpA	26,239	57,356
	Ascopiave SpA	14,613	46,781
	Assicurazioni Generali SpA	51,817	1,079,250
*	Autogrill SpA	8,758	64,152
#	Avio SpA	3,017	30,539
	Azimut Holding SpA	29,473	658,311
	Banca Generali SpA	14,728	488,954
	Banca IFIS SpA	5,863	98,466
	Banca Mediolanum SpA	34,495	311,881
*	Banca Monte dei Paschi di Siena SpA	189	436

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Banca Popolare di Sondrio SPA	128,084	$581,857
	Banca Profilo SpA	37,962	9,669
Ω	Banca Sistema SpA	9,819	14,759
	Banco BPM SpA	377,363	1,534,387
	Banco di Desio e della Brianza SpA	6,714	24,782
	BasicNet SpA	6,151	36,061
Ω	BFF Bank SpA	5,961	57,364
	Biesse SpA	567	8,663
	BPER Banca	231,747	650,907
	Brembo SpA	18,557	272,677
	Brunello Cucinelli SpA	8,358	800,299
	Cairo Communication SpA	17,084	34,346
Ω	Carel Industries SpA	8,327	218,398
*	CIR SpA-Compagnie Industriali	154,476	65,169
	CNH Industrial NV	20,702	291,315
	Credito Emiliano SpA	20,115	154,424
	Danieli & C Officine Meccaniche SpA	11,141	228,179
	Danieli & C Officine Meccaniche SpA	3,400	88,483
	De’ Longhi SpA	9,853	228,944
	DiaSorin SpA	1,181	128,272
#	Digital Bros SpA	1,015	23,085
Ω	doValue SpA	13,756	96,585
	Elica SpA	4,248	13,253
	Emak SpA	12,990	16,375
Ω	Enav SpA	23,046	108,303
	Enel SpA	399,350	2,728,405
	Eni SpA	263,045	3,973,931
	ERG SpA	3,991	120,521
	Esprinet SpA	4,881	43,245
	Ferrari NV	5,895	1,642,654
*	Fiera Milano SpA	3,280	9,796
	Fila SpA	4,579	37,915
	FinecoBank Banca Fineco SpA	64,165	972,593
*	FNM SpA	35,502	17,297
	Gefran SpA	1,074	11,872
*	Geox SpA	10,145	11,482
	GPI SpA	752	10,035
	Gruppo MutuiOnline SpA	4,502	140,419
	Hera SpA	177,732	553,325
	IMMSI SpA	64,785	41,494
Ω	Infrastrutture Wireless Italiane SpA	27,017	374,983
	Interpump Group SpA	5,867	327,436
	Intesa Sanpaolo SpA	538,604	1,416,201
	Iren SpA	97,914	211,595
	Italgas SpA	85,312	557,043
	Italmobiliare SpA	2,883	81,361
*	Iveco Group NV	61,702	555,181
	IVS Group SA	1,533	6,394
*	KME Group SpA	60,280	64,471
	LU-VE SpA	828	27,738
#	Maire Tecnimont SpA	33,875	145,382
	Mediobanca Banca di Credito Finanziario SpA	99,167	1,064,972
	MFE-MediaForEurope NV, Class A	237,116	112,079
#	MFE-MediaForEurope NV, Class B	53,288	39,259
	Moncler SpA	13,637	1,011,609
*	Newlat Food SpA	1,730	10,392
*Ω	Nexi SpA	64,315	533,286
	Openjobmetis SpA agenzia per il lavoro	2,295	25,179
	Orsero SpA	1,785	25,018

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
Ω	OVS SpA	71,951	$216,305
	Pharmanutra SpA	756	41,956
	Piaggio&CSpA	53,220	218,987
Ω	Piovan SpA	1,646	18,406
Ω	Pirelli & C SpA	71,914	376,688
Ω	Poste Italiane SpA	68,488	712,751
	Prysmian SpA	20,364	833,410
Ω	RAI Way SpA	27,860	178,471
	Recordati Industria Chimica e Farmaceutica SpA	14,235	655,272
	Reply SpA	3,359	391,332
	Rizzoli Corriere Della Sera Mediagroup SpA	24,091	20,830
	Sabaf SpA	2,130	38,748
#	SAES Getters SpA	1,127	35,766
	SAES Getters SpA	1,099	34,790
*	Safilo Group SpA	13,132	18,919
*	Saipem SpA	1	2
#	Salvatore Ferragamo SpA	12,427	218,502
#	Sanlorenzo SpA/Ameglia	1,545	69,341
*	Saras SpA	153,095	197,935
	Sesa SpA	1,687	206,757
	SIT SpA	906	5,336
	Snam SpA	100,688	559,591
	SOL SpA	6,774	195,732
#*	Spaxs SpA	7,923	55,907
#	Stellantis NV	247,907	4,111,927
	Stellantis NV	2,097	34,873
	Tamburi Investment Partners SpA	16,230	154,994
Ω	Technogym SpA	24,305	221,789
#*	Telecom Italia SpA	1,939,080	570,308
*	Telecom Italia SpA	398,901	115,197
	Tenaris SA	26,177	374,469
	Tenaris SA, ADR	3,455	99,193
	Terna—Rete Elettrica Nazionale	96,238	833,011
#	Tinexta SpA	4,209	85,820
*	TXT e-solutions SpA	1,430	29,596
	UniCredit SpA	95,443	1,891,253
#Ω	Unieuro SpA	4,835	58,033
	Unipol Gruppo SpA	110,662	622,184
#	UnipolSai Assicurazioni SpA	116,152	312,472
	Webuild SpA	11,659	25,069
	Wiit SpA	483	10,513
	Zignago Vetro SpA	4,955	92,038

TOTAL ITALY			42,201,006

JAPAN — (20.9%)
	&Do Holdings Co. Ltd.	1,200	8,457
	77 Bank Ltd.	15,000	243,868
	A&D HOLON Holdings Co. Ltd.	7,100	71,637
	ABC-Mart, Inc.	1,100	62,512
*	Access Co. Ltd.	6,700	42,482
	Achilles Corp.	3,200	34,053
	Acom Co. Ltd.	65,800	161,219
	AD Works Group Co. Ltd.	7,200	9,115
	Adastria Co. Ltd.	4,980	93,916
	ADEKA Corp.	19,700	332,683
	Ad-sol Nissin Corp.	1,300	16,766
#	Adtec Plasma Technology Co. Ltd.	900	8,653
	Advan Group Co. Ltd.	4,200	29,295
	Advance Create Co. Ltd.	2,800	23,078

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Advanced Media, Inc.	2,400	$33,340
	Advantest Corp.	10,500	818,285
	Aeon Co. Ltd.	40,065	816,615
	Aeon Delight Co. Ltd.	3,900	86,427
	Aeon Fantasy Co. Ltd.	2,300	55,345
	AEON Financial Service Co. Ltd.	27,900	248,523
#	Aeon Hokkaido Corp.	4,700	28,197
	Aeon Kyushu Co. Ltd.	700	11,779
	Aeon Mall Co. Ltd.	11,600	156,397
	Aeria, Inc.	2,400	6,638
	AFC-HD AMS Life Science Co. Ltd.	2,200	12,293
	AGC, Inc.	39,300	1,465,295
	Agro-Kanesho Co. Ltd.	2,200	28,796
	Ahresty Corp.	8,100	34,003
	Ai Holdings Corp.	4,000	70,028
	Aica Kogyo Co. Ltd.	6,800	154,596
	Aichi Corp.	10,500	65,068
	Aichi Financial Group, Inc.	10,226	160,583
	Aichi Steel Corp.	2,600	52,061
	Aichi Tokei Denki Co. Ltd.	2,400	27,125
	Aida Engineering Ltd.	13,100	82,522
	Aiful Corp.	59,000	160,477
	Ain Holdings, Inc.	5,100	212,077
	Aiphone Co. Ltd.	3,100	48,888
	Air Water, Inc.	43,700	552,183
	Airport Facilities Co. Ltd.	6,100	25,820
	Airtech Japan Ltd.	2,100	17,083
	Airtrip Corp.	3,100	62,346
	Aisan Industry Co. Ltd.	10,100	72,289
	Aisin Corp.	26,718	784,212
	AIT Corp.	2,000	23,504
	Aizawa Securities Group Co. Ltd.	9,400	48,474
	Ajis Co. Ltd.	1,100	18,789
	Akatsuki Corp.	8,400	19,617
	Akatsuki, Inc.	1,500	24,915
*	Akebono Brake Industry Co. Ltd.	28,700	31,550
	Akita Bank Ltd.	4,100	54,216
	Albis Co. Ltd.	1,400	25,508
	Alconix Corp.	7,100	72,319
	Alfresa Holdings Corp.	29,500	427,145
#	Alinco, Inc.	3,800	28,761
	Alleanza Holdings Co. Ltd.	1,700	12,476
*	Allied Architects, Inc.	2,800	13,598
	Alpen Co. Ltd.	4,700	71,867
	Alps Alpine Co. Ltd.	48,749	445,081
	Alps Logistics Co. Ltd.	4,100	39,159
	Altech Corp.	4,530	85,544
	Amada Co. Ltd.	62,800	586,363
	Amano Corp.	11,000	223,970
	Amiyaki Tei Co. Ltd.	600	16,716
	Amuse, Inc.	2,000	27,291
	Amvis Holdings, Inc.	5,400	117,597
*	ANA Holdings, Inc.	9,100	198,499
	Anabuki Kosan, Inc.	1,000	17,037
	Anest Iwata Corp.	6,600	49,469
#*	AnGes, Inc.	3,100	2,239
	Anritsu Corp.	29,200	267,370
	AOI Electronics Co. Ltd.	1,500	20,868
	AOKI Holdings, Inc.	9,700	67,564

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Aoyama Trading Co. Ltd.	12,200	$83,366
	Aoyama Zaisan Networks Co. Ltd.	3,600	26,651
#	Aozora Bank Ltd.	20,500	367,749
	Arakawa Chemical Industries Ltd.	4,300	31,321
	Arata Corp.	3,400	110,553
#	Arcland Service Holdings Co. Ltd.	3,000	63,065
	ARCLANDS Corp.	1,000	11,326
	Arcs Co. Ltd.	11,300	205,448
	Ardepro Co. Ltd.	2,510	7,114
	Arealink Co. Ltd.	1,900	32,212
	Argo Graphics, Inc.	1,900	53,536
	Arisawa Manufacturing Co. Ltd.	10,600	97,627
	ARTERIA Networks Corp.	5,700	54,595
	Artiza Networks, Inc.	1,300	9,001
	Artnature, Inc.	5,000	28,760
*	Aruhi Corp.	510	4,064
	As One Corp.	5,000	211,823
	Asahi Broadcasting Group Holdings Corp.	3,400	16,809
	Asahi Co. Ltd.	4,900	46,849
	Asahi Diamond Industrial Co. Ltd.	13,694	91,542
	Asahi Holdings, Inc.	21,200	312,112
	Asahi Intecc Co. Ltd.	13,200	238,870
	Asahi Kasei Corp.	174,900	1,235,346
	Asahi Kogyosha Co. Ltd.	2,152	38,582
	Asahi Net, Inc.	3,500	15,202
	Asahi Printing Co. Ltd.	1,200	7,712
	ASAHI YUKIZAI Corp.	3,400	79,719
	Asanuma Corp.	2,600	59,754
	Asax Co. Ltd.	2,400	10,922
	Asia Pile Holdings Corp.	6,300	34,272
	Asics Corp.	12,500	349,391
	ASKUL Corp.	11,900	158,589
	Astena Holdings Co. Ltd.	9,400	31,362
#	Atled Corp.	700	7,611
	Aucnet, Inc.	2,500	29,243
	Autobacs Seven Co. Ltd.	17,900	203,555
	Avant Group Corp.	4,800	49,674
	Avantia Co. Ltd.	2,500	15,184
	Avex, Inc.	1,500	17,179
	Awa Bank Ltd.	9,800	146,577
	Axial Retailing, Inc.	5,100	132,362
*	Axxzia, Inc.	1,200	9,847
	Azbil Corp.	8,200	229,327
	AZ-COM MARUWA Holdings, Inc.	9,200	135,658
	Bandai Namco Holdings, Inc.	29,700	674,648
	Bando Chemical Industries Ltd.	9,300	74,712
	Bank of Iwate Ltd.	4,200	67,037
	Bank of Kyoto Ltd.	10,599	521,497
	Bank of Nagoya Ltd.	3,399	85,957
	Bank of Saga Ltd.	4,700	57,800
	Bank of the Ryukyus Ltd.	11,900	81,135
	Baroque Japan Ltd.	200	1,290
	Base Co. Ltd.	800	35,095
	BayCurrent Consulting, Inc.	13,000	451,880
	Beaglee, Inc.	1,000	9,141
	Beauty Garage, Inc.	400	10,898
	Belc Co. Ltd.	2,900	131,021
	Bell System24 Holdings, Inc.	8,100	83,273
	Belluna Co. Ltd.	15,900	87,236

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Benefit One, Inc.	16,000	$220,228
	Benesse Holdings, Inc.	18,557	266,342
#*	Bengo4.com, Inc.	1,800	34,656
#	Bic Camera, Inc.	13,200	110,437
	BIPROGY, Inc.	16,300	392,986
	BML, Inc.	6,800	152,717
#	Bookoff Group Holdings Ltd.	3,100	31,027
	Bourbon Corp.	2,500	39,098
#	Br Holdings Corp.	8,100	22,440
*	BrainPad, Inc.	3,500	17,823
	Bridgestone Corp.	52,600	2,112,329
	Broadleaf Co. Ltd.	2,800	8,833
	Brother Industries Ltd.	53,100	833,948
	Bull-Dog Sauce Co. Ltd.	2,700	40,700
#	Bunka Shutter Co. Ltd.	12,000	102,247
	Business Brain Showa-Ota, Inc.	2,700	38,926
	Business Engineering Corp.	1,400	35,569
	BuySell Technologies Co. Ltd.	500	16,977
	C Uyemura & Co. Ltd.	2,600	125,456
	CAC Holdings Corp.	3,200	40,177
	Calbee, Inc.	12,100	261,659
	Canon Electronics, Inc.	2,900	39,499
	Canon Marketing Japan, Inc.	9,600	240,028
	Canon, Inc.	33,700	802,644
	Capcom Co. Ltd.	16,600	623,788
	Career Design Center Co. Ltd.	1,000	15,201
	Careerlink Co. Ltd.	1,300	21,132
#	Carenet, Inc.	3,500	24,151
	Carlit Holdings Co. Ltd.	5,200	26,678
	Carta Holdings, Inc.	800	8,529
	Casio Computer Co. Ltd.	23,400	222,646
	Cawachi Ltd.	3,900	66,859
#*	CellSource Co. Ltd.	1,300	24,572
	Celsys, Inc.	6,800	32,534
	Central Automotive Products Ltd.	3,200	68,035
	Central Glass Co. Ltd.	9,100	196,530
	Central Japan Railway Co	3,900	482,815
	Central Security Patrols Co. Ltd.	3,200	66,222
	Central Sports Co. Ltd.	1,200	22,646
	Change Holdings, Inc.	2,900	49,062
	Charm Care Corp. KK	3,000	23,903
	Chiba Bank Ltd.	52,300	341,520
	Chiba Kogyo Bank Ltd.	12,300	50,615
*	Chikaranomoto Holdings Co. Ltd.	1,900	19,925
	Chilled & Frozen Logistics Holdings Co. Ltd.	5,400	52,624
#	Chino Corp.	2,800	43,680
	Chiyoda Co. Ltd.	4,500	27,710
*	Chiyoda Corp.	31,500	92,930
	Chiyoda Integre Co. Ltd.	2,800	47,928
	Chofu Seisakusho Co. Ltd.	5,500	99,291
	Chori Co. Ltd.	3,300	62,686
	Chubu Shiryo Co. Ltd.	6,500	53,282
	Chudenko Corp.	8,500	139,404
	Chugai Ro Co. Ltd.	1,400	18,450
	Chugin Financial Group, Inc.	20,400	136,884
	Chugoku Marine Paints Ltd.	8,500	74,281
	Chuo Spring Co. Ltd.	5,000	26,612
	Chuo Warehouse Co. Ltd.	2,300	18,354
	CI Takiron Corp.	10,600	39,044

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Citizen Watch Co. Ltd.	71,300	$394,527
	CKD Corp.	12,100	184,314
	CK-San-Etsu Co. Ltd.	700	22,156
	Cleanup Corp.	4,700	26,278
	CMIC Holdings Co. Ltd.	2,400	34,356
	CMK Corp.	12,600	42,864
	Coca-Cola Bottlers Japan Holdings, Inc.	23,555	253,840
	COLOPL, Inc.	8,000	37,617
	Computer Engineering & Consulting Ltd.	3,300	34,309
	Computer Institute of Japan Ltd.	7,200	28,921
	COMSYS Holdings Corp.	19,463	372,447
	Comture Corp.	6,300	92,941
	Concordia Financial Group Ltd.	135,732	515,016
*	COOKPAD, Inc.	3,000	4,264
	Core Corp.	1,800	22,398
	Corona Corp.	3,800	26,011
	Cosel Co. Ltd.	6,600	52,806
	Cosmo Energy Holdings Co. Ltd.	21,600	690,532
	Cosmos Initia Co. Ltd.	2,100	8,977
	Cosmos Pharmaceutical Corp.	3,600	354,079
	Cota Co. Ltd.	4,270	52,356
	CRE, Inc.	3,400	32,497
	Create Restaurants Holdings, Inc.	29,200	213,071
	Create SD Holdings Co. Ltd.	6,600	160,098
	Credit Saison Co. Ltd.	33,071	458,196
	Creek & River Co. Ltd.	2,900	45,379
	Cresco Ltd.	4,200	55,377
	CTI Engineering Co. Ltd.	3,300	80,255
	CTS Co. Ltd.	8,400	48,724
#	Cube System, Inc.	1,200	10,139
	Curves Holdings Co. Ltd.	9,900	57,718
*	Cyber Security Cloud, Inc.	1,900	25,681
	CyberAgent, Inc.	55,400	483,453
	Cybozu, Inc.	7,300	145,720
	Dai Nippon Printing Co. Ltd.	17,800	511,681
	Dai Nippon Toryo Co. Ltd.	5,000	31,665
	Dai-Dan Co. Ltd.	3,700	66,916
	Daido Steel Co. Ltd.	7,200	277,273
	Daifuku Co. Ltd.	21,300	392,448
	Daihatsu Diesel Manufacturing Co. Ltd.	4,800	22,364
	Daihen Corp.	4,200	138,312
	Daiho Corp.	3,400	97,681
	Dai-Ichi Cutter Kogyo KK	2,000	18,318
	Daiichi Jitsugyo Co. Ltd.	2,500	106,673
	Daiichi Kensetsu Corp.	3,200	33,220
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,600	41,383
	Dai-ichi Life Holdings, Inc.	44,600	829,594
	Daiichikosho Co. Ltd.	1,600	28,685
	Daiken Corp.	3,600	61,876
	Daiki Aluminium Industry Co. Ltd.	9,000	92,334
	Daikin Industries Ltd.	7,600	1,380,396
#	Daikokutenbussan Co. Ltd.	1,700	68,061
	Daikyonishikawa Corp.	11,800	59,076
	Dainichi Co. Ltd.	4,300	21,504
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,800	52,072
	Daio Paper Corp.	22,400	181,534
	Daiseki Co. Ltd.	8,880	254,060
	Daishi Hokuetsu Financial Group, Inc.	13,700	305,298
	Daishinku Corp.	7,600	38,237

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daisue Construction Co. Ltd.	2,500	$22,530
	Daito Pharmaceutical Co. Ltd.	3,400	63,281
	Daito Trust Construction Co. Ltd.	6,700	635,010
	Daitron Co. Ltd.	2,500	48,034
	Daiwa House Industry Co. Ltd.	55,900	1,424,806
	Daiwa Industries Ltd.	9,100	96,121
	Daiwa Securities Group, Inc.	128,904	598,719
	Daiwabo Holdings Co. Ltd.	24,600	464,183
	DCM Holdings Co. Ltd.	31,600	331,020
	Dear Life Co. Ltd.	7,200	38,188
*	DeNA Co. Ltd.	15,500	217,693
	Denka Co. Ltd.	19,100	382,524
	Densan System Holdings Co. Ltd.	1,800	35,413
	Denso Corp.	15,100	911,490
	Dentsu Group, Inc.	24,400	879,250
	Denyo Co. Ltd.	4,200	58,686
	Dexerials Corp.	14,400	274,040
	DIC Corp.	19,765	365,127
	Digital Arts, Inc.	3,100	115,393
	Digital Garage, Inc.	3,800	134,064
	Digital Hearts Holdings Co. Ltd.	3,400	36,836
	Digital Holdings, Inc.	4,300	37,130
	Digital Information Technologies Corp.	2,300	27,357
	Dip Corp.	8,700	214,647
	Direct Marketing MiX, Inc.	4,000	35,244
	Disco Corp.	8,100	922,227
	DKK Co. Ltd.	3,400	57,799
	DKK-Toa Corp.	1,400	8,382
	DKS Co. Ltd.	2,300	32,003
	DMG Mori Co. Ltd.	29,400	471,654
	Doshisha Co. Ltd.	7,500	118,086
	Double Standard, Inc.	1,600	24,038
	Doutor Nichires Holdings Co. Ltd.	8,000	126,156
	Dowa Holdings Co. Ltd.	13,800	450,853
	Drecom Co. Ltd.	3,100	17,093
	DTS Corp.	6,900	163,941
	Duskin Co. Ltd.	8,600	210,976
	DyDo Group Holdings, Inc.	1,700	63,544
	Eagle Industry Co. Ltd.	7,800	75,236
	Earth Corp.	500	18,327
	EAT & Holdings Co. Ltd.	600	9,814
	Ebara Corp.	21,000	918,777
	Ebara Foods Industry, Inc.	1,600	36,409
	Ebara Jitsugyo Co. Ltd.	1,900	41,651
	Ebase Co. Ltd.	3,000	15,182
	Eco’s Co. Ltd.	2,100	29,328
	EDION Corp.	19,900	195,835
	EF-ON, Inc.	6,039	28,403
	eGuarantee, Inc.	6,800	105,674
	E-Guardian, Inc.	2,200	35,560
	Ehime Bank Ltd.	8,700	54,579
	Eiken Chemical Co. Ltd.	7,000	81,388
	Eizo Corp.	4,200	137,668
	EJ Holdings, Inc.	2,000	23,754
	Elan Corp.	6,500	48,675
	Elecom Co. Ltd.	11,700	111,028
	Elematec Corp.	4,200	53,327
	EM Systems Co. Ltd.	5,900	34,060
	en Japan, Inc.	7,800	140,012

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Endo Lighting Corp.	3,700	$28,653
	Enigmo, Inc.	6,000	18,847
	Enomoto Co. Ltd.	2,600	32,135
	Enplas Corp.	1,200	40,522
	eRex Co. Ltd.	5,300	67,728
	ERI Holdings Co. Ltd.	900	9,199
	ES-Con Japan Ltd.	5,500	35,110
	Eslead Corp.	2,600	42,756
	ESPEC Corp.	4,900	74,085
	Exedy Corp.	8,000	115,155
	EXEO Group, Inc.	21,619	401,143
	Ezaki Glico Co. Ltd.	10,500	270,067
	F&M Co. Ltd.	1,500	23,536
	FALCO HOLDINGS Co. Ltd.	1,900	28,247
	FANUC Corp.	15,500	523,453
	Fast Retailing Co. Ltd.	7,500	1,776,012
	FCC Co. Ltd.	10,100	130,204
*	FDK Corp.	4,400	27,867
	Feed One Co. Ltd.	7,600	41,402
	Ferrotec Holdings Corp.	9,500	214,856
	Fibergate, Inc.	1,300	12,062
	FIDEA Holdings Co. Ltd.	4,770	47,530
	Financial Partners Group Co. Ltd.	4,300	35,009
	FINDEX, Inc.	2,900	13,414
	First Bank of Toyama Ltd.	13,200	60,659
#	First Juken Co. Ltd.	2,200	18,313
	Fixstars Corp.	4,900	50,522
	FJ Next Holdings Co. Ltd.	3,700	28,120
	Focus Systems Corp.	1,800	13,483
	Food & Life Cos. Ltd.	23,700	570,843
	Forum Engineering, Inc.	2,700	16,844
	Foster Electric Co. Ltd.	7,000	58,298
	FP Corp.	10,600	263,676
	France Bed Holdings Co. Ltd.	6,600	52,481
#	Freebit Co. Ltd.	2,300	26,112
	Fudo Tetra Corp.	4,390	57,703
	Fuji Corp.	18,000	301,917
#	Fuji Corp.	3,600	34,841
	Fuji Corp. Ltd.	7,000	37,101
	Fuji Electric Co. Ltd.	12,800	516,678
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,100	29,699
	Fuji Kyuko Co. Ltd.	5,699	218,909
	Fuji Media Holdings, Inc.	12,400	116,246
	Fuji Oil Co. Ltd.	5,300	10,409
	Fuji Oil Holdings, Inc.	9,400	145,223
	Fuji Seal International, Inc.	10,800	122,751
	Fuji Soft, Inc.	5,000	298,722
	Fujibo Holdings, Inc.	3,000	70,591
	Fujicco Co. Ltd.	4,700	66,541
	FUJIFILM Holdings Corp.	11,400	594,167
	Fujikura Composites, Inc.	4,800	36,459
	Fujikura Kasei Co. Ltd.	8,100	26,167
	Fujikura Ltd.	66,700	454,768
	Fujimi, Inc.	3,100	160,592
	Fujimori Kogyo Co. Ltd.	4,500	104,556
	Fujitsu General Ltd.	4,700	120,904
	Fujitsu Ltd.	11,500	1,532,688
	Fujiya Co. Ltd.	2,300	42,701
	FuKoKu Co. Ltd.	2,600	20,287

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fukuda Corp.	1,600	$56,939
	Fukuda Denshi Co. Ltd.	5,800	178,266
	Fukui Bank Ltd.	5,600	60,727
	Fukui Computer Holdings, Inc.	2,800	55,577
	Fukuoka Financial Group, Inc.	25,128	473,288
	Fukushima Galilei Co. Ltd.	2,600	98,044
	Fukuyama Transporting Co. Ltd.	6,900	184,431
	FULLCAST Holdings Co. Ltd.	4,700	85,331
	Funai Soken Holdings, Inc.	10,180	195,146
	Furukawa Battery Co. Ltd.	4,000	33,658
	Furukawa Co. Ltd.	7,400	73,133
	Furukawa Electric Co. Ltd.	18,300	335,045
	Furuno Electric Co. Ltd.	7,300	49,796
	Furuya Metal Co. Ltd.	900	59,795
	Furyu Corp.	5,800	49,582
	Fuso Chemical Co. Ltd.	4,500	125,225
	Fuso Pharmaceutical Industries Ltd.	1,700	25,613
	Futaba Corp.	12,100	46,730
	Futaba Industrial Co. Ltd.	18,200	60,945
	Future Corp.	10,400	133,030
	Fuyo General Lease Co. Ltd.	5,200	380,563
	G-7 Holdings, Inc.	7,500	79,082
#*	GA Technologies Co. Ltd.	1,500	12,049
	Gakken Holdings Co. Ltd.	6,400	41,239
	Gakkyusha Co. Ltd.	1,500	23,866
	Gecoss Corp.	3,900	25,567
	Genki Sushi Co. Ltd.	1,200	28,647
	Genky DrugStores Co. Ltd.	2,400	70,941
	Geo Holdings Corp.	9,500	114,931
	Gift Holdings, Inc.	1,100	38,420
	Giken Ltd.	500	7,858
	GL Sciences, Inc.	1,400	23,613
	GLOBERIDE, Inc.	6,400	117,323
	Glory Ltd.	12,300	261,515
	GMO Financial Gate, Inc.	700	56,519
#	GMO Financial Holdings, Inc.	10,400	47,487
	GMO GlobalSign Holdings KK	1,000	28,375
	GMO internet group, Inc.	12,100	243,412
	GMO Payment Gateway, Inc.	3,600	281,562
	Godo Steel Ltd.	3,100	69,834
	Goldcrest Co. Ltd.	5,400	72,385
	Goldwin, Inc.	3,600	327,104
	Golf Digest Online, Inc.	2,500	16,883
	Good Com Asset Co. Ltd.	4,000	23,266
	Grandy House Corp.	3,100	12,856
	gremz, Inc.	2,000	31,744
	GS Yuasa Corp.	17,699	311,498
#	GSI Creos Corp.	3,000	41,080
	G-Tekt Corp.	6,700	73,397
	Gun-Ei Chemical Industry Co. Ltd.	1,500	29,187
	GungHo Online Entertainment, Inc.	11,570	222,133
	Gunma Bank Ltd.	81,500	279,091
	Gunze Ltd.	4,000	138,348
	H.U. Group Holdings, Inc.	14,000	283,027
	H2O Retailing Corp.	24,860	294,582
	Hachijuni Bank Ltd.	88,700	397,386
	Hagihara Industries, Inc.	3,400	32,257
	Hagiwara Electric Holdings Co. Ltd., Class C	2,500	60,044
	Hakudo Co. Ltd.	1,900	37,000

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hakuhodo DY Holdings, Inc.	32,100	$378,245
	Hakuto Co. Ltd.	3,600	113,000
	Halows Co. Ltd.	2,800	66,403
	Hamakyorex Co. Ltd.	5,100	130,495
	Hamamatsu Photonics KK	8,400	445,316
	Handsman Co. Ltd.	1,500	12,552
	Hankyu Hanshin Holdings, Inc.	17,000	530,762
	Hanwa Co. Ltd.	6,700	207,466
	Happinet Corp.	4,100	59,201
	Hard Off Corp. Co. Ltd.	2,800	29,157
	Harima Chemicals Group, Inc.	3,800	24,038
	Harmonic Drive Systems, Inc.	2,900	88,665
	Haseko Corp.	60,900	743,487
	Hashimoto Sogyo Holdings Co. Ltd.	1,600	13,152
	Hazama Ando Corp.	47,800	315,542
	Heiwa Real Estate Co. Ltd.	7,000	200,301
	Heiwado Co. Ltd.	7,202	109,428
#*	Hennge KK	2,600	13,999
	Hibiya Engineering Ltd.	4,400	72,889
	Hikari Tsushin, Inc.	1,200	163,734
#	HI-LEX Corp.	5,900	53,144
	Himacs Ltd.	300	3,135
*	Hino Motors Ltd.	63,800	251,379
	Hioki EE Corp.	2,200	146,528
	Hirakawa Hewtech Corp.	2,600	27,674
#	Hirano Tecseed Co. Ltd.	1,800	29,152
#	Hirata Corp.	2,600	129,770
	Hirogin Holdings, Inc.	67,300	333,775
	Hirose Electric Co. Ltd.	2,100	283,414
*	Hirose Tusyo, Inc.	900	17,806
	Hiroshima Gas Co. Ltd.	7,500	20,107
	Hisaka Works Ltd.	5,000	33,559
	Hisamitsu Pharmaceutical Co., Inc.	5,900	163,192
	Hitachi Construction Machinery Co. Ltd.	14,500	357,307
	Hitachi Zosen Corp.	50,700	314,427
	Hito Communications Holdings, Inc.	1,700	19,820
	Hochiki Corp.	4,800	57,098
	Hodogaya Chemical Co. Ltd.	1,800	41,433
	Hogy Medical Co. Ltd.	1,600	40,080
	Hokkaido Coca-Cola Bottling Co. Ltd.	900	31,388
	Hokkaido Gas Co. Ltd.	2,000	28,531
	Hokkan Holdings Ltd.	2,500	25,686
	Hokko Chemical Industry Co. Ltd.	6,000	40,835
	Hokkoku Financial Holdings, Inc.	6,400	223,654
	Hokuetsu Corp.	34,700	229,507
	Hokuetsu Industries Co. Ltd.	6,000	61,499
	Hokuhoku Financial Group, Inc.	44,400	319,999
#	Hokuriku Electric Industry Co. Ltd.	2,400	21,655
	Hokuriku Electrical Construction Co. Ltd.	3,480	21,177
	Honda Motor Co. Ltd., Sponsored ADR.	8,470	225,133
	Honda Motor Co. Ltd.	56,500	1,498,551
	H-One Co. Ltd.	5,000	24,696
	Honeys Holdings Co. Ltd.	4,450	51,512
	Hoosiers Holdings Co. Ltd.	7,100	44,143
	Horiba Ltd.	9,200	506,853
	Hoshizaki Corp.	4,000	140,885
	Hosiden Corp.	13,000	166,484
	Hosokawa Micron Corp.	3,600	77,989
	Hotland Co. Ltd.	3,400	39,022

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	House Foods Group, Inc.	9,100	$200,092
	Hoya Corp.	15,800	1,656,709
	HPC Systems, Inc.	1,000	14,997
	HS Holdings Co. Ltd.	4,600	34,188
	Hulic Co. Ltd.	60,169	518,058
	Hyakugo Bank Ltd.	59,200	170,934
	Hyakujushi Bank Ltd.	6,400	87,895
	Ibiden Co. Ltd.	16,600	653,147
	IBJ, Inc.	3,800	18,149
	Ichigo, Inc.	34,900	66,777
	Ichiken Co. Ltd.	1,200	16,931
	Ichikoh Industries Ltd.	11,300	45,736
	Ichinen Holdings Co. Ltd.	5,400	54,877
	Ichiyoshi Securities Co. Ltd.	10,100	43,892
#	Icom, Inc.	1,900	38,655
	ID Holdings Corp.	3,750	30,307
	Idec Corp.	7,300	178,765
	IDOM, Inc.	15,000	92,749
	IHI Corp.	33,100	834,057
	Iida Group Holdings Co. Ltd.	15,540	276,290
	Iino Kaiun Kaisha Ltd.	20,000	150,500
	IJTT Co. Ltd.	7,800	30,350
	I’ll, Inc.	2,100	42,754
	Imagica Group, Inc.	5,700	25,509
	Imasen Electric Industrial	2,600	14,218
	i-mobile Co. Ltd.	1,300	12,481
	Imuraya Group Co. Ltd.	1,800	30,646
	Inaba Denki Sangyo Co. Ltd.	10,700	238,995
	Inaba Seisakusho Co. Ltd.	2,800	29,924
	Inabata & Co. Ltd.	12,000	244,956
#	Inageya Co. Ltd.	5,300	64,347
*	I-NE Co. Ltd.	1,100	26,266
	Ines Corp.	4,700	48,062
	I-Net Corp.	3,730	36,256
	Infocom Corp.	6,100	101,362
	Infomart Corp.	24,300	52,233
	Information Services International-Dentsu Ltd.	4,100	144,535
	INFRONEER Holdings, Inc.	49,440	390,506
	Innotech Corp.	4,100	41,127
	Insource Co. Ltd.	11,100	101,850
	Intage Holdings, Inc.	8,600	100,152
	Intelligent Wave, Inc.	2,300	12,257
	Inter Action Corp.	2,400	23,305
	Internet Initiative Japan, Inc.	16,800	347,663
#	Inui Global Logistics Co. Ltd.	2,900	36,861
	I-PEX, Inc.	3,800	39,021
	IPS, Inc.	1,100	20,592
	IR Japan Holdings Ltd.	2,200	34,689
	Iriso Electronics Co. Ltd.	3,300	112,958
	ISB Corp.	3,100	27,394
	Ise Chemicals Corp.	400	21,400
	Iseki & Co. Ltd.	6,600	58,287
	Isetan Mitsukoshi Holdings Ltd.	31,900	352,200
	Ishihara Chemical Co. Ltd.	3,400	37,590
	Ishihara Sangyo Kaisha Ltd.	8,500	73,449
#*	Istyle, Inc.	9,200	36,694
	Isuzu Motors Ltd.	98,900	1,167,912
*	ITbook Holdings Co. Ltd.	3,200	9,047
	Itfor, Inc.	5,500	35,153

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	ITmedia, Inc.	2,300	$23,527
#	Ito En Ltd.	7,700	238,179
	Itochu Enex Co. Ltd.	17,400	148,930
	Itochu Techno-Solutions Corp.	7,800	201,985
	Itoham Yonekyu Holdings, Inc.	40,700	223,068
	Itoki Corp.	9,400	55,927
	IwaiCosmo Holdings, Inc.	5,600	54,662
	Iwaki Co. Ltd.	1,700	16,317
	Iwatani Corp.	11,500	544,442
*	Iwatsu Electric Co. Ltd.	2,900	17,483
	Iwatsuka Confectionery Co. Ltd.	900	31,916
	Iyogin Holdings, Inc.	40,200	235,382
	Izumi Co. Ltd.	8,900	209,292
	J Front Retailing Co. Ltd.	52,600	553,208
	JAC Recruitment Co. Ltd.	4,000	74,737
	Jaccs Co. Ltd.	6,700	224,589
	JAFCO Group Co. Ltd.	19,800	252,294
	JANOME Corp.	7,199	32,880
	Japan Airlines Co. Ltd.	9,000	171,689
	Japan Airport Terminal Co. Ltd.	1,000	49,003
	Japan Aviation Electronics Industry Ltd.	15,000	263,144
	Japan Best Rescue System Co. Ltd.	3,600	20,521
*	Japan Communications, Inc.	41,300	76,709
	Japan Electronic Materials Corp.	2,700	27,441
	Japan Elevator Service Holdings Co. Ltd.	15,600	232,062
	Japan Exchange Group, Inc.	45,100	732,324
#	Japan Foundation Engineering Co. Ltd.	6,500	25,699
*	Japan Hospice Holdings, Inc.	600	15,628
	Japan Investment Adviser Co. Ltd.	2,100	17,205
	Japan Lifeline Co. Ltd.	14,400	99,049
	Japan Material Co. Ltd.	16,500	247,399
	Japan Medical Dynamic Marketing, Inc.	3,200	23,973
	Japan Petroleum Exploration Co. Ltd.	4,600	153,062
	Japan Post Bank Co. Ltd.	14,800	118,186
	Japan Post Holdings Co. Ltd.	85,200	701,360
	Japan Post Insurance Co. Ltd.	15,600	253,330
	Japan Property Management Center Co. Ltd.	3,600	29,659
	Japan Pulp & Paper Co. Ltd.	3,400	131,087
	Japan Securities Finance Co. Ltd.	27,400	206,788
	Japan Steel Works Ltd.	4,500	81,755
	Japan Transcity Corp.	8,700	43,425
	Japan Wool Textile Co. Ltd.	14,300	106,181
	Jastec Co. Ltd.	1,400	12,718
	JBCC Holdings, Inc.	3,800	60,249
	JCU Corp.	4,600	108,620
	JDC Corp.	7,800	35,285
	Jeol Ltd.	10,280	299,934
	JFE Systems, Inc.	1,300	24,952
	JGC Holdings Corp.	31,000	387,818
*	JIG-SAW, Inc.	900	31,155
	JINS Holdings, Inc.	3,200	68,911
	JINUSHI Co. Ltd.	3,100	44,424
	JK Holdings Co. Ltd.	3,200	24,963
	J-Lease Co. Ltd.	1,300	19,385
	JM Holdings Co. Ltd.	3,300	48,278
	JMS Co. Ltd.	5,000	19,562
	J-Oil Mills, Inc.	5,400	64,098
	Joshin Denki Co. Ltd.	5,100	76,065
	Joyful Honda Co. Ltd.	11,900	158,536

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	JP-Holdings, Inc.	13,200	$30,353
	JSB Co. Ltd.	600	19,105
#	JSP Corp.	1,900	21,875
	JTEKT Corp.	45,000	371,610
#	Juki Corp.	9,000	42,523
	Juroku Financial Group, Inc.	7,700	170,458
	Justsystems Corp.	9,100	240,467
	JVCKenwood Corp.	55,200	188,142
	K&O Energy Group, Inc.	3,800	67,874
	Kadokawa Corp.	6,869	146,489
	Kadoya Sesame Mills, Inc.	400	10,454
	Kaga Electronics Co. Ltd.	4,200	149,002
	Kagome Co. Ltd.	6,200	150,591
	Kajima Corp.	42,000	555,683
	Kakaku.com, Inc.	19,000	261,416
#	Kakiyasu Honten Co. Ltd.	2,400	40,402
#	Kamakura Shinsho Ltd.	4,900	33,635
	Kameda Seika Co. Ltd.	2,400	79,919
	Kamei Corp.	6,100	70,052
	Kamigumi Co. Ltd.	20,200	442,700
	Kanaden Corp.	4,800	42,714
	Kanagawa Chuo Kotsu Co. Ltd.	1,800	42,338
	Kanamic Network Co. Ltd.	5,700	18,373
	Kanamoto Co. Ltd.	8,356	139,989
	Kandenko Co. Ltd.	25,600	192,889
	Kaneko Seeds Co. Ltd.	2,900	34,128
	Kanematsu Corp.	19,970	259,944
	Kanemi Co. Ltd.	500	10,641
	Kansai Electric Power Co., Inc.	41,300	445,821
	Kansai Paint Co. Ltd.	14,400	203,011
	Kanto Denka Kogyo Co. Ltd.	13,300	100,900
	Kao Corp.	27,000	1,091,029
*	Kaonavi, Inc.	600	11,874
	Katakura & Co-op Agri Corp.	700	8,734
	Katakura Industries Co. Ltd.	6,600	88,183
	Katitas Co. Ltd.	12,300	240,205
	Kato Works Co. Ltd.	2,500	22,567
	Kawada Technologies, Inc.	1,400	41,999
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,200	49,991
	Kawasaki Heavy Industries Ltd.	38,200	831,012
	KDDI Corp.	103,300	3,224,833
	KeePer Technical Laboratory Co. Ltd.	3,200	118,988
	Keihan Holdings Co. Ltd.	6,500	178,921
	Keihanshin Building Co. Ltd.	4,200	39,624
	Keikyu Corp.	23,100	224,531
	Keio Corp.	6,100	226,554
	Keisei Electric Railway Co. Ltd.	7,074	249,634
#	KEIWA, Inc.	3,800	38,878
	Keiyo Bank Ltd.	28,100	116,703
	Keiyo Co. Ltd.	8,600	53,187
#	KEL Corp.	1,000	12,734
	Kenko Mayonnaise Co. Ltd.	2,600	23,790
	Kewpie Corp.	17,200	288,741
	Keyence Corp.	5,100	2,299,876
	KFC Holdings Japan Ltd.	3,200	68,087
	KH Neochem Co. Ltd.	8,400	144,833
	Kibun Foods, Inc.	1,600	12,369
	Kimoto Co. Ltd.	15,800	22,105
	Kimura Chemical Plants Co. Ltd.	5,400	28,141

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kimura Unity Co. Ltd.	2,400	$18,588
	Kinden Corp.	22,500	306,781
	King Jim Co. Ltd.	1,300	8,840
	Kintetsu Department Store Co. Ltd.	1,400	25,546
	Kintetsu Group Holdings Co. Ltd.	8,800	297,064
	Kissei Pharmaceutical Co. Ltd.	8,000	162,075
	Ki-Star Real Estate Co. Ltd.	2,500	75,127
	Kitagawa Corp.	2,400	19,759
	Kita-Nippon Bank Ltd.	3,200	48,787
	Kitanotatsujin Corp.	16,900	38,918
	Kitz Corp.	20,200	138,144
	Kiyo Bank Ltd.	16,100	188,266
*	KNT-CT Holdings Co. Ltd.	700	8,092
	Koa Corp.	8,600	107,891
	Koa Shoji Holdings Co. Ltd.	2,000	10,770
	Koatsu Gas Kogyo Co. Ltd.	6,900	37,761
	Kobayashi Pharmaceutical Co. Ltd.	1,400	87,363
	Kobe Bussan Co. Ltd.	13,100	366,386
#*	Kobe Electric Railway Co. Ltd.	1,300	30,645
	Kobe Steel Ltd.	58,520	436,023
	Koei Tecmo Holdings Co. Ltd.	2,880	52,963
	Kohnan Shoji Co. Ltd.	6,800	183,468
	Kohsoku Corp.	2,000	31,469
	Koito Manufacturing Co. Ltd.	14,545	281,351
	Kojima Co. Ltd.	7,900	33,114
	Kokuyo Co. Ltd.	17,400	248,658
	Komatsu Ltd.	80,500	2,002,024
	Komatsu Matere Co. Ltd.	7,000	35,435
	Komatsu Wall Industry Co. Ltd.	2,000	34,526
	KOMEDA Holdings Co. Ltd.	9,900	186,860
#	Komehyo Holdings Co. Ltd.	1,800	36,783
	Komeri Co. Ltd.	8,300	193,064
	Komori Corp.	11,900	92,212
	Konami Group Corp.	6,800	334,587
	Kondotec, Inc.	4,900	36,792
	Konica Minolta, Inc.	107,400	448,005
	Konishi Co. Ltd.	6,700	100,642
	Konoike Transport Co. Ltd.	6,500	76,497
	Konoshima Chemical Co. Ltd.	1,600	18,466
	Kosaido Holdings Co. Ltd.	4,300	85,394
	Kose Corp.	400	46,678
	Koshidaka Holdings Co. Ltd.	8,900	75,347
	Kotobuki Spirits Co. Ltd.	3,900	287,994
	Kotobukiya Co. Ltd.	500	34,751
	Kozo Keikaku Engineering, Inc.	1,000	21,740
	KPP Group Holdings Co. Ltd.	7,900	37,716
	Krosaki Harima Corp.	1,400	63,435
	KRS Corp.	3,000	22,526
	K’s Holdings Corp.	38,200	338,575
	KU Holdings Co. Ltd.	3,800	39,891
	Kubota Corp.	33,600	509,140
*	Kufu Co., Inc.	2,700	9,578
	Kumagai Gumi Co. Ltd.	9,277	197,237
#	Kumiai Chemical Industry Co. Ltd.	12,810	85,257
	Kunimine Industries Co. Ltd.	2,600	17,986
	Kurabo Industries Ltd.	4,400	80,936
	Kuraray Co. Ltd.	80,528	753,067
	Kureha Corp.	3,600	223,502
	Kurimoto Ltd.	2,100	31,154

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kurita Water Industries Ltd.	11,100	$465,188
	Kuriyama Holdings Corp.	2,700	17,568
	Kusuri no Aoki Holdings Co. Ltd.	4,200	201,533
	KYB Corp.	5,400	172,269
	Kyocera Corp.	11,900	624,602
	Kyoden Co. Ltd.	6,700	24,936
	Kyodo Printing Co. Ltd.	2,100	43,716
	Kyoei Steel Ltd.	5,500	74,364
	Kyokuto Boeki Kaisha Ltd.	3,000	33,489
	Kyokuto Kaihatsu Kogyo Co. Ltd.	7,500	94,569
	Kyokuto Securities Co. Ltd.	5,500	24,558
	Kyokuyo Co. Ltd.	3,000	78,935
	Kyoritsu Maintenance Co. Ltd.	6,300	254,306
	Kyosan Electric Manufacturing Co. Ltd.	10,000	31,253
	Kyowa Kirin Co. Ltd.	5,400	120,157
	Kyudenko Corp.	9,600	255,999
	Kyushu Financial Group, Inc	85,550	308,386
	Kyushu Railway Co	13,500	306,568
	LA Holdings Co. Ltd.	1,300	36,216
	LAC Co. Ltd.	1,800	9,133
	Lacto Japan Co. Ltd.	1,700	25,895
	Lasertec Corp.	4,600	625,812
	Lawson, Inc	6,300	286,156
	LEC, Inc	7,300	46,030
*	Leopalace21 Corp.	45,800	120,851
	Life Corp.	5,200	110,306
	LIFULL Co. Ltd.	19,200	31,204
#	LIKE, Inc	1,800	25,304
	Linical Co. Ltd.	2,200	11,294
	Link & Motivation, Inc	10,500	37,699
	Lintec Corp.	10,700	178,936
	Lion Corp.	19,000	207,135
	LITALICO, Inc	4,200	75,264
	Lixil Corp.	37,900	596,585
*	Locondo, Inc	1,400	18,505
	Look Holdings, Inc	2,000	33,517
*	LTS, Inc	700	13,374
*	M&A Capital Partners Co. Ltd.	3,500	98,875
	M3, Inc	20,000	490,919
	Mabuchi Motor Co. Ltd.	10,066	284,084
	Macnica Holdings, Inc	12,550	344,878
	Macromill, Inc	9,000	59,923
	Maeda Kosen Co. Ltd.	4,200	100,498
	Maezawa Industries, Inc	3,600	20,014
	Maezawa Kasei Industries Co. Ltd.	3,600	43,501
	Maezawa Kyuso Industries Co. Ltd.	4,200	33,208
	Makino Milling Machine Co. Ltd.	6,200	226,777
	Makita Corp.	15,366	433,485
	Management Solutions Co. Ltd.	2,600	61,618
	Mandom Corp.	7,100	84,400
	Mani, Inc	9,300	121,706
	MarkLines Co. Ltd.	2,700	46,809
	Marubun Corp.	3,300	29,332
	Marudai Food Co. Ltd.	5,000	56,515
	Maruha Nichiro Corp.	10,500	195,481
	Marui Group Co. Ltd.	33,000	525,777
	Maruichi Steel Tube Ltd.	13,600	307,647
	MARUKA FURUSATO Corp.	2,592	50,207
#	Marumae Co. Ltd.	1,200	14,143

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Marusan Securities Co. Ltd.	16,100	$49,833
	Maruwa Co. Ltd.	2,300	293,307
	Maruzen CHI Holdings Co. Ltd.	3,900	10,181
	Maruzen Co. Ltd.	1,300	20,318
	Maruzen Showa Unyu Co. Ltd.	3,100	77,585
	Marvelous, Inc.	8,400	41,687
	Matsuda Sangyo Co. Ltd.	3,100	51,520
	Matsui Construction Co. Ltd.	6,000	31,511
	Matsui Securities Co. Ltd.	28,100	160,802
	MatsukiyoCocokara & Co.	3,060	163,862
	Max Co. Ltd.	5,000	79,850
	Maxell Ltd.	12,500	137,670
	Maxvalu Tokai Co. Ltd.	2,300	45,833
	Mazda Motor Corp.	61,206	553,883
#	McDonald’s Holdings Co. Japan Ltd.	5,000	208,301
	MCJ Co. Ltd.	23,800	164,611
	Mebuki Financial Group, Inc.	170,450	436,634
	MEC Co. Ltd.	4,200	78,614
*	Media Do Co. Ltd.	1,800	18,576
	Medical Data Vision Co. Ltd.	6,200	36,986
	Medical System Network Co. Ltd.	7,000	20,962
	Medikit Co. Ltd.	700	12,149
	Medipal Holdings Corp.	28,400	433,893
	Medius Holdings Co. Ltd.	1,500	9,340
*	Megachips Corp.	4,800	113,826
	Megmilk Snow Brand Co. Ltd.	13,200	189,456
	Meidensha Corp.	10,000	135,851
	Meiji Electric Industries Co. Ltd.	1,500	13,278
	Meiko Electronics Co. Ltd.	6,600	133,184
	Meisei Industrial Co. Ltd.	10,800	74,531
	Meitec Corp.	18,400	310,922
	Meito Sangyo Co. Ltd.	2,500	31,801
	Meiwa Corp.	5,000	25,849
#	Meiwa Estate Co. Ltd.	2,100	12,599
	Melco Holdings, Inc	1,500	36,984
	Members Co. Ltd.	2,300	21,061
	Menicon Co. Ltd.	14,800	314,342
*	Mercari, Inc.	2,500	42,992
	Mercuria Holdings Co. Ltd.	1,900	10,079
*	MetaReal Corp.	900	8,943
	METAWATER Co. Ltd.	4,500	59,305
	Micronics Japan Co. Ltd.	7,900	71,970
	Midac Holdings Co. Ltd.	2,400	33,743
	Mie Kotsu Group Holdings, Inc.	12,100	52,301
	Milbon Co. Ltd.	4,780	201,536
	MIMAKI ENGINEERING Co. Ltd.	1,500	7,453
	Mimasu Semiconductor Industry Co. Ltd.	4,500	86,954
	Minebea Mitsumi, Inc.	35,490	657,226
	Ministop Co. Ltd.	3,800	39,440
#	Mipox Corp.	3,200	13,053
	Mirai Industry Co. Ltd.	1,400	22,443
#	Miraial Co. Ltd.	1,700	18,943
	Mirait One Corp.	23,410	290,783
	Mirarth Holdings, Inc.	27,900	78,725
	Miroku Jyoho Service Co. Ltd.	4,500	56,209
	MISUMI Group, Inc.	19,300	486,885
	Mitachi Co. Ltd.	2,200	22,322
	Mitani Corp.	8,000	78,787
	Mitani Sangyo Co. Ltd.	7,800	18,557

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mito Securities Co. Ltd.	16,800	$36,477
	Mitsuba Corp.	11,200	48,531
	Mitsubishi Electric Corp.	56,700	703,017
	Mitsubishi Estate Co. Ltd.	38,100	469,556
	Mitsubishi Gas Chemical Co., Inc.	33,000	480,430
	Mitsubishi HC Capital, Inc.	148,570	771,187
	Mitsubishi Heavy Industries Ltd.	25,700	974,550
	Mitsubishi Kakoki Kaisha Ltd.	1,800	32,232
	Mitsubishi Logisnext Co. Ltd.	8,300	60,446
	Mitsubishi Logistics Corp.	12,000	297,351
*	Mitsubishi Motors Corp.	136,500	524,656
	Mitsubishi Pencil Co. Ltd.	8,500	111,194
	Mitsubishi Research Institute, Inc.	1,900	68,937
	Mitsubishi UFJ Financial Group, Inc.	488,200	3,055,904
	Mitsuboshi Belting Ltd.	5,800	166,168
	Mitsui Chemicals, Inc.	39,466	998,540
	Mitsui DM Sugar Holdings Co. Ltd.	4,500	75,467
*	Mitsui E&S Co. Ltd.	6,500	24,973
	Mitsui Fudosan Co. Ltd.	33,900	673,322
	Mitsui High-Tec, Inc.	4,300	259,316
	Mitsui Mining & Smelting Co. Ltd.	14,999	357,169
#	Mitsui OSK Lines Ltd.	19,900	493,333
	Mitsui-Soko Holdings Co. Ltd.	5,400	158,505
	Mitsuuroko Group Holdings Co. Ltd.	8,300	81,444
	Miura Co. Ltd.	7,100	189,125
	Mixi, Inc.	7,400	156,445
	Miyaji Engineering Group, Inc.	1,500	42,993
	Miyazaki Bank Ltd.	4,300	76,986
	Mizuho Financial Group, Inc.	98,380	1,426,098
	Mizuho Leasing Co. Ltd.	7,700	215,771
	Mizuho Medy Co. Ltd.	1,800	30,049
	Mizuno Corp.	5,500	137,283
*	Modec, Inc.	1,000	10,857
	Monex Group, Inc.	45,600	173,169
	Monogatari Corp.	6,200	130,322
	MonotaRO Co. Ltd.	22,800	344,939
	Morinaga & Co. Ltd.	8,500	251,901
	Morinaga Milk Industry Co. Ltd.	10,500	394,914
	Moriroku Holdings Co. Ltd.	2,200	31,360
	Morita Holdings Corp.	8,100	85,363
	Morito Co. Ltd.	5,100	40,050
	Morozoff Ltd.	1,000	26,707
#	Mortgage Service Japan Ltd.	2,200	10,857
	MrMax Holdings Ltd.	8,700	40,078
	MS&AD Insurance Group Holdings, Inc.	17,600	577,673
	m-up Holdings, Inc.	7,600	69,169
	Murakami Corp.	1,400	28,945
	Murata Manufacturing Co. Ltd.	33,000	1,872,294
	Musashi Seimitsu Industry Co. Ltd.	13,700	184,668
	Musashino Bank Ltd.	7,800	126,637
	Nabtesco Corp.	9,500	228,983
	NAC Co. Ltd.	2,700	19,060
	Nachi-Fujikoshi Corp.	4,500	127,172
	Nafco Co. Ltd.	2,900	39,608
	Nagano Keiki Co. Ltd.	4,100	38,909
	Nagase & Co. Ltd.	26,100	411,210
	Nagatanien Holdings Co. Ltd.	2,700	43,672
	Nagawa Co. Ltd.	900	42,026
	Nagoya Railroad Co. Ltd.	19,400	312,963

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Naigai Trans Line Ltd.	1,300	$24,690
	Nakabayashi Co. Ltd.	4,900	17,416
	Nakamoto Packs Co. Ltd.	1,600	18,597
*	Nakamura Choukou Co. Ltd.	3,800	16,852
	Nakamuraya Co. Ltd.	900	20,993
	Nakanishi, Inc	14,000	265,227
#*	Namura Shipbuilding Co. Ltd.	18,600	56,081
	Nankai Electric Railway Co. Ltd.	11,300	263,619
	Nanto Bank Ltd.	7,800	142,092
	Narasaki Sangyo Co. Ltd.	700	9,431
	Natori Co. Ltd.	2,900	42,559
	NEC Capital Solutions Ltd.	2,400	47,417
	NEC Corp.	25,100	965,228
	NEC Networks & System Integration Corp.	11,500	143,353
	NET One Systems Co. Ltd.	20,600	485,714
	New Art Holdings Co. Ltd.	2,100	26,955
*	New Japan Chemical Co. Ltd.	5,200	8,247
	Nexon Co. Ltd.	4,300	97,139
#	Nextage Co. Ltd.	10,600	192,289
*	NexTone, Inc.	1,300	28,042
	NGK Insulators Ltd.	50,300	631,357
	NH Foods Ltd.	18,500	539,885
	NHK Spring Co. Ltd.	53,200	394,431
	Nicca Chemical Co. Ltd.	1,900	12,518
	Nice Corp.	1,400	13,586
	Nichias Corp.	15,700	317,523
	Nichiban Co. Ltd.	2,800	41,407
	Nichicon Corp.	9,200	87,209
	Nichiden Corp.	3,400	50,400
	Nichiha Corp.	7,200	152,125
	Nichirei Corp.	21,000	430,817
	Nichirin Co. Ltd.	2,810	48,628
	Nidec Corp.	23,500	1,162,828
	Nifco, Inc.	17,300	497,556
	Nihon Chouzai Co. Ltd.	2,800	25,426
	Nihon Dempa Kogyo Co. Ltd.	4,700	40,974
	Nihon Dengi Co. Ltd.	900	23,375
	Nihon Denkei Co. Ltd.	1,350	18,836
	Nihon Flush Co. Ltd.	5,100	38,775
#	Nihon House Holdings Co. Ltd.	11,100	31,917
	Nihon Kagaku Sangyo Co. Ltd.	2,900	24,268
	Nihon Kohden Corp.	8,100	224,116
	Nihon M&A Center Holdings, Inc.	43,300	330,978
	Nihon Nohyaku Co. Ltd.	9,800	49,671
	Nihon Parkerizing Co. Ltd.	19,400	151,847
	Nihon Tokushu Toryo Co. Ltd.	2,700	19,884
	Nihon Trim Co. Ltd.	700	15,035
	Niitaka Co. Ltd.	500	8,007
	Nikkiso Co. Ltd.	16,700	117,294
	Nikko Co. Ltd.	8,000	38,046
	Nikkon Holdings Co. Ltd.	14,900	288,738
	Nikon Corp.	51,300	530,292
	Nintendo Co. Ltd.	49,000	2,071,591
	Nippn Corp.	13,100	170,295
	Nippon Air Conditioning Services Co. Ltd.	3,800	20,661
	Nippon Aqua Co. Ltd.	1,900	12,315
	Nippon Beet Sugar Manufacturing Co. Ltd.	3,000	38,092
	Nippon Carbide Industries Co., Inc.	1,700	16,173
	Nippon Carbon Co. Ltd.	2,400	73,545

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Care Supply Co. Ltd.	700	$8,253
	Nippon Chemical Industrial Co. Ltd.	1,799	24,496
*	Nippon Chemi-Con Corp.	5,200	77,608
	Nippon Concept Corp.	2,200	26,232
	Nippon Densetsu Kogyo Co. Ltd.	9,600	124,490
	Nippon Dry-Chemical Co. Ltd.	1,600	21,943
	Nippon Electric Glass Co. Ltd.	19,200	366,532
	Nippon Express Holdings, Inc.	15,400	903,702
#	Nippon Felt Co. Ltd.	2,300	7,052
	Nippon Filcon Co. Ltd.	1,900	6,582
	Nippon Fine Chemical Co. Ltd.	2,700	52,749
	Nippon Gas Co. Ltd.	29,300	412,031
	Nippon Hume Corp.	6,600	38,307
#	Nippon Kodoshi Corp.	1,600	23,272
	Nippon Koei Co. Ltd.	3,800	105,945
	Nippon Light Metal Holdings Co. Ltd.	15,081	158,017
	Nippon Paint Holdings Co. Ltd.	8,500	76,689
*	Nippon Paper Industries Co. Ltd.	26,678	213,760
	Nippon Parking Development Co. Ltd.	51,500	88,763
	Nippon Pillar Packing Co. Ltd.	5,000	139,015
	Nippon Piston Ring Co. Ltd.	2,300	22,830
	Nippon Rietec Co. Ltd.	4,000	37,553
	Nippon Road Co. Ltd.	1,000	59,293
	Nippon Seiki Co. Ltd.	13,400	85,282
	Nippon Seisen Co. Ltd.	600	19,980
	Nippon Sharyo Ltd.	2,200	33,771
*	Nippon Sheet Glass Co. Ltd.	24,600	119,061
	Nippon Shinyaku Co. Ltd.	8,700	397,840
	Nippon Shokubai Co. Ltd.	5,300	212,486
	Nippon Signal Company Ltd.	11,500	93,912
	Nippon Soda Co. Ltd.	6,500	224,202
	Nippon Telegraph & Telephone Corp.	36,300	1,107,657
	Nippon Thompson Co. Ltd.	14,800	64,108
#	Nippon Yusen KK	61,200	1,446,700
	Nishikawa Rubber Co. Ltd.	2,100	18,579
	Nishimatsu Construction Co. Ltd.	9,200	241,758
#	Nishimatsuya Chain Co. Ltd.	9,200	109,108
	Nishimoto Co. Ltd.	700	19,941
	Nishi-Nippon Financial Holdings, Inc.	33,700	280,750
	Nishi-Nippon Railroad Co. Ltd.	9,200	168,731
	Nishio Holdings Co. Ltd.	6,100	144,953
	Nissan Motor Co. Ltd.	149,100	543,683
	Nissan Shatai Co. Ltd.	17,700	121,608
	Nissan Tokyo Sales Holdings Co. Ltd.	4,900	12,654
	Nissei ASB Machine Co. Ltd.	2,100	65,866
	Nissei Plastic Industrial Co. Ltd.	4,600	34,383
	Nissha Co. Ltd.	11,400	155,556
	Nisshin Group Holdings Co. Ltd.	9,400	32,416
	Nisshin Oillio Group Ltd.	6,200	154,963
	Nisshin Seifun Group, Inc.	23,640	286,551
	Nisshinbo Holdings, Inc.	36,875	283,885
	Nissin Corp.	3,500	55,097
	Nissin Foods Holdings Co. Ltd.	2,600	250,671
	Nisso Corp.	2,800	16,026
	Nissui Corp.	79,600	348,049
	Niterra Co. Ltd.	32,000	670,714
	Nitori Holdings Co. Ltd.	5,900	751,281
	Nitta Corp.	5,800	131,951
	Nitta Gelatin, Inc.	3,200	19,732

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nitto Boseki Co. Ltd.	6,500	$90,800
	Nitto Denko Corp.	17,300	1,118,414
	Nitto Fuji Flour Milling Co. Ltd.	600	19,812
	Nitto Kogyo Corp.	7,300	144,539
	Nitto Kohki Co. Ltd.	3,400	50,272
	Nitto Seiko Co. Ltd.	6,900	30,817
	Nittoc Construction Co. Ltd.	6,700	49,754
	NJS Co. Ltd.	1,500	25,377
	Noda Corp.	2,000	18,317
	Noevir Holdings Co. Ltd.	3,000	122,387
	Nojima Corp.	17,000	182,369
	NOK Corp.	22,000	296,474
	Nomura Holdings, Inc.	169,900	609,075
#	Nomura Holdings, Inc., Sponsored ADR	61,247	218,039
	Nomura Micro Science Co. Ltd.	1,400	43,445
	Nomura Real Estate Holdings, Inc.	22,700	565,662
	Nomura Research Institute Ltd.	15,989	402,276
	Noritake Co. Ltd.	2,700	92,732
	Noritsu Koki Co. Ltd.	4,200	69,037
	Noritz Corp.	8,000	108,483
	North Pacific Bank Ltd.	80,000	171,156
	NS Solutions Corp.	5,000	136,075
	NS Tool Co. Ltd.	3,500	29,179
	NSD Co. Ltd.	14,000	257,549
	NSK Ltd.	71,600	404,248
	NSW, Inc.	1,800	27,794
	NTN Corp.	107,821	266,335
	NTT Data Corp.	42,500	577,284
	Oat Agrio Co. Ltd.	1,200	11,982
#	Obara Group, Inc.	2,300	72,299
	Obayashi Corp.	63,100	526,050
#	OBIC Business Consultants Co. Ltd.	1,400	53,163
	Obic Co. Ltd.	1,300	200,298
	Ochi Holdings Co. Ltd.	1,000	9,104
	Odakyu Electric Railway Co. Ltd.	16,899	236,051
	Ogaki Kyoritsu Bank Ltd.	9,300	126,647
	Ohara, Inc.	1,700	14,421
#	Ohashi Technica, Inc.	3,300	38,848
	Ohba Co. Ltd.	1,700	9,863
#	Ohizumi Mfg. Co. Ltd.	200	1,170
	Ohsho Food Service Corp.	2,100	95,633
	Oiles Corp.	6,940	87,704
#*	Oisix ra daichi, Inc.	2,100	39,291
	Oita Bank Ltd.	3,900	59,300
	Oji Holdings Corp.	180,000	707,346
	Okabe Co. Ltd.	10,200	63,161
	Okada Aiyon Corp.	800	10,559
	Okamoto Machine Tool Works Ltd.	1,100	39,768
	Okamura Corp.	12,400	132,393
	Okasan Securities Group, Inc.	45,100	141,759
	Oki Electric Industry Co. Ltd.	22,348	121,226
	Okinawa Cellular Telephone Co	7,400	165,328
	Okinawa Financial Group, Inc.	6,380	98,497
	OKUMA Corp.	5,100	226,474
	Okumura Corp.	8,000	196,273
	Okura Industrial Co. Ltd.	2,600	40,714
	Okuwa Co. Ltd.	5,900	38,933
	Omron Corp.	6,400	375,418
	Onoken Co. Ltd.	4,000	45,640

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Onward Holdings Co. Ltd.	29,800	$82,460
*	Ootoya Holdings Co. Ltd.	500	14,310
	Open House Group Co. Ltd.	10,200	407,722
	Open Up Group, Inc.	10,700	158,512
	Optex Group Co. Ltd.	5,800	87,304
*	Optim Corp.	3,400	23,319
	Optorun Co. Ltd.	1,800	27,435
	Oracle Corp.	3,400	244,014
	Organo Corp.	7,200	173,862
	Oricon, Inc.	2,300	18,688
	Orient Corp.	14,980	124,973
#	Oriental Consultants Holdings Co. Ltd.	500	9,553
	Oriental Land Co. Ltd.	9,500	336,197
	Oriental Shiraishi Corp.	31,900	77,259
	ORIX Corp.	69,300	1,178,968
	Oro Co. Ltd.	1,400	25,159
	Osaka Gas Co. Ltd.	20,800	344,057
	Osaka Organic Chemical Industry Ltd.	4,200	63,679
	Osaka Soda Co. Ltd.	2,700	87,333
	Osaka Steel Co. Ltd.	3,400	32,739
	Osaki Electric Co. Ltd.	11,100	46,183
	OSG Corp.	15,600	219,144
	Otsuka Corp.	9,600	349,431
	OUG Holdings, Inc.	1,000	18,079
	Outsourcing, Inc.	28,700	292,355
	Oyo Corp.	5,800	87,304
#	Ozu Corp.	700	9,264
	Pacific Industrial Co. Ltd.	10,876	98,272
	Pack Corp.	3,200	73,329
	PAL GROUP Holdings Co. Ltd.	5,000	114,784
	PALTAC Corp.	4,800	184,161
	Pan Pacific International Holdings Corp.	40,700	760,558
	Panasonic Holdings Corp.	222,801	2,098,513
	Paraca, Inc.	1,500	21,650
	Paramount Bed Holdings Co. Ltd.	10,200	180,874
*	Park24 Co. Ltd.	19,100	295,230
	Parker Corp.	3,000	13,843
	Pasona Group, Inc.	6,100	83,953
#	PC Depot Corp.	7,800	17,056
	PCI Holdings, Inc.	1,100	8,263
	Pegasus Co. Ltd.	5,300	24,295
	Penta-Ocean Construction Co. Ltd.	60,200	292,673
	People Dreams & Technologies Group Co. Ltd.	1,400	15,896
*	PeptiDream, Inc.	700	9,458
	Persol Holdings Co. Ltd.	13,500	278,362
#*	PIA Corp.	1,400	34,079
	Pickles Holdings Co. Ltd.	2,400	20,780
	Pigeon Corp.	21,175	329,728
	Pilot Corp.	6,000	199,963
	Piolax, Inc.	7,100	105,415
	Plus Alpha Consulting Co. Ltd.	2,700	57,797
	Pola Orbis Holdings, Inc.	3,900	54,211
	Pole To Win Holdings, Inc.	8,400	56,638
	Poppins Corp.	1,400	19,470
*	Port, Inc.	1,900	23,882
	Premium Group Co. Ltd.	8,700	104,454
	Premium Water Holdings, Inc.	800	14,218
	Press Kogyo Co. Ltd.	23,000	92,254
	Pressance Corp.	2,600	37,548

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Prestige International, Inc.	20,100	$87,733
	Prima Meat Packers Ltd.	5,699	96,507
	Procrea Holdings, Inc.	8,008	128,124
	Pronexus, Inc.	5,200	38,198
#	Pro-Ship, Inc.	800	8,178
	Proto Corp.	5,000	43,667
	PS Mitsubishi Construction Co. Ltd.	10,100	50,272
	Punch Industry Co. Ltd.	4,300	16,657
	QB Net Holdings Co. Ltd.	2,900	29,039
	Qol Holdings Co. Ltd.	8,200	75,174
	Quick Co. Ltd.	2,100	27,629
	Raccoon Holdings, Inc.	4,100	22,028
	Raito Kogyo Co. Ltd.	8,000	117,998
	Raiznext Corp.	7,900	84,591
	Rakus Co. Ltd.	11,000	167,193
	Rakuten Group, Inc.	35,900	179,067
*	RaQualia Pharma, Inc.	2,800	16,499
	Rasa Corp.	1,700	18,485
	Rasa Industries Ltd.	2,100	33,800
	Raysum Co. Ltd.	636	6,218
	Recruit Holdings Co. Ltd.	60,600	1,700,047
	Relia, Inc.	8,000	85,891
	Relo Group, Inc.	18,100	281,390
	Renaissance, Inc.	2,000	14,001
*	Renesas Electronics Corp.	71,100	926,607
	Rengo Co. Ltd.	55,500	361,959
*	RENOVA, Inc.	5,700	80,737
	Resol Holdings Co. Ltd.	500	17,816
	Resona Holdings, Inc.	180,163	897,924
	Resonac Holdings Corp.	48,800	772,760
	Resorttrust, Inc.	15,000	247,692
	Restar Holdings Corp.	4,900	76,649
	Retail Partners Co. Ltd.	6,800	76,497
	Rheon Automatic Machinery Co. Ltd.	3,400	32,650
	Rhythm Co. Ltd.	1,100	15,771
	Ricoh Co. Ltd.	59,900	495,956
	Ricoh Leasing Co. Ltd.	3,900	112,813
	Ride On Express Holdings Co. Ltd.	1,500	11,918
	Riken Corp.	2,100	42,253
	Riken Keiki Co. Ltd.	2,600	99,914
	Riken Technos Corp.	12,300	55,241
	Riken Vitamin Co. Ltd.	3,400	51,000
	Rinnai Corp.	9,000	217,531
	Rion Co. Ltd.	2,800	41,498
	Riso Kyoiku Co. Ltd.	30,900	67,451
#	Rix Corp.	800	16,475
	Rohm Co. Ltd.	7,100	534,546
	Rohto Pharmaceutical Co. Ltd.	17,000	352,700
	Rokko Butter Co. Ltd.	3,500	36,263
	Roland Corp.	3,300	98,920
	Roland DG Corp.	3,900	98,028
	Rorze Corp.	2,700	200,027
	Round One Corp.	48,900	211,530
	RS Technologies Co. Ltd.	3,300	74,143
	Ryobi Ltd.	6,600	76,805
	Ryoden Corp.	3,500	53,747
	Ryohin Keikaku Co. Ltd.	31,200	328,328
	Ryosan Co. Ltd.	5,400	127,548
	S Foods, Inc.	4,600	102,342

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	S&B Foods, Inc.	1,300	$33,882
	Sac’s Bar Holdings, Inc.	4,300	27,833
	Saibu Gas Holdings Co. Ltd.	4,800	66,837
	Saison Information Systems Co. Ltd.	1,400	18,977
	Sakai Chemical Industry Co. Ltd.	3,500	47,045
	Sakai Heavy Industries Ltd.	500	15,447
	Sakai Moving Service Co. Ltd.	2,300	81,026
	Sakata INX Corp.	11,900	97,073
	Sakura Internet, Inc.	4,600	23,088
	Sala Corp.	16,500	93,340
	SAMTY Co. Ltd.	4,700	76,714
	San Holdings, Inc.	2,600	44,362
	San ju San Financial Group, Inc.	6,050	70,935
	San-A Co. Ltd.	2,700	91,293
	San-Ai Obbli Co. Ltd.	15,800	166,469
#*	Sanden Corp.	3,600	5,886
	Sanei Architecture Planning Co. Ltd.	2,700	29,092
	Sangetsu Corp.	8,700	145,072
	San-In Godo Bank Ltd.	39,100	219,714
	Sanken Electric Co. Ltd.	4,700	353,015
	Sanki Engineering Co. Ltd.	9,000	99,499
	Sanko Gosei Ltd.	4,500	17,485
	Sanko Metal Industrial Co. Ltd.	800	23,516
	Sankyo Frontier Co. Ltd.	1,100	28,631
	Sankyo Seiko Co. Ltd.	8,500	36,546
	Sankyo Tateyama, Inc.	6,600	33,209
	Sankyu, Inc.	13,000	458,506
	Sanoh Industrial Co. Ltd.	8,500	43,043
	Sanrio Co. Ltd.	3,500	161,987
	Sansei Technologies, Inc.	2,400	17,257
	Sansha Electric Manufacturing Co. Ltd.	2,800	18,678
	Sanshin Electronics Co. Ltd.	2,600	43,211
	Santen Pharmaceutical Co. Ltd.	57,100	480,418
	Sanwa Co. Ltd./Kitahama Chuo-Ku Osaka.	1,300	7,731
	Sanwa Holdings Corp.	39,800	435,935
	Sanyo Chemical Industries Ltd.	3,100	97,325
	Sanyo Denki Co. Ltd.	2,500	124,888
	Sanyo Shokai Ltd.	3,599	42,316
	Sanyo Special Steel Co. Ltd.	6,500	115,041
	Sanyo Trading Co. Ltd.	4,800	45,622
	Sata Construction Co. Ltd.	3,000	10,710
	Sato Foods Co. Ltd.	300	11,019
	Sato Holdings Corp.	6,600	111,687
	Sato Shoji Corp.	3,600	38,142
	Satori Electric Co. Ltd.	3,200	38,881
	SB Technology Corp.	2,100	35,885
	SBI Global Asset Management Co. Ltd.	6,900	25,473
	SBI Holdings, Inc.	28,400	554,674
	SBI Insurance Group Co. Ltd.	900	6,270
*	SBI Shinsei Bank Ltd.	8,700	156,121
	SBS Holdings, Inc.	6,000	146,209
	SCREEN Holdings Co. Ltd.	7,500	610,044
	Scroll Corp.	9,300	54,036
	SCSK Corp.	17,100	258,173
	SEC Carbon Ltd.	500	32,921
	Sega Sammy Holdings, Inc.	12,100	226,167
	Seibu Electric & Machinery Co. Ltd.	1,200	14,158
	Seibu Holdings, Inc.	19,600	219,371
	Seika Corp.	2,100	34,652

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Seikagaku Corp.	8,300	$50,951
	Seikitokyu Kogyo Co. Ltd.	9,100	62,701
	Seiko Epson Corp.	52,500	802,921
	Seiko Group Corp.	6,099	133,874
	Seiko PMC Corp.	3,600	15,344
	Seino Holdings Co. Ltd.	32,500	360,815
#	Seiren Co. Ltd.	7,900	131,352
	Sekisui Chemical Co. Ltd.	50,200	714,469
	Sekisui House Ltd.	30,700	631,150
	Sekisui Jushi Corp.	5,900	94,771
	Sekisui Kasei Co. Ltd.	7,400	25,576
#	SEMITEC Corp.	1,200	17,411
	Senko Group Holdings Co. Ltd.	31,000	221,536
#	Senshu Electric Co. Ltd.	3,200	73,350
	Senshu Ikeda Holdings, Inc.	61,400	107,992
*	Senshukai Co. Ltd.	8,300	25,088
	Seria Co. Ltd.	11,900	211,545
	Seven & I Holdings Co. Ltd.	65,900	2,986,419
	Seven Bank Ltd.	134,900	276,139
	SG Holdings Co. Ltd.	28,800	414,427
*	Sharp Corp.	53,400	380,582
#	Shibaura Electronics Co. Ltd.	2,300	96,713
	Shibaura Machine Co. Ltd.	3,900	90,793
	Shibaura Mechatronics Corp.	1,000	111,971
	Shibusawa Warehouse Co. Ltd.	2,600	44,274
	Shibuya Corp.	3,900	72,136
	Shidax Corp.	11,600	61,228
*	SHIFT, Inc.	1,800	335,092
	Shiga Bank Ltd.	10,700	223,048
	Shikibo Ltd.	2,900	21,840
	Shikoku Bank Ltd.	9,300	60,412
	Shikoku Kasei Holdings Corp.	11,400	118,824
	Shima Seiki Manufacturing Ltd.	7,600	103,941
	Shimamura Co. Ltd.	3,600	330,496
	Shimano, Inc.	4,293	663,923
	Shimizu Bank Ltd.	3,400	36,465
	Shimizu Corp.	70,900	432,987
	Shimojima Co. Ltd.	2,400	20,240
	Shin Maint Holdings Co. Ltd.	1,300	12,369
	Shin Nippon Air Technologies Co. Ltd.	2,800	40,184
	Shin Nippon Biomedical Laboratories Ltd.	5,300	96,822
	Shinagawa Refractories Co. Ltd.	1,600	55,071
	Shindengen Electric Manufacturing Co. Ltd.	2,200	55,990
	Shin-Etsu Chemical Co. Ltd.	107,000	3,053,332
	Shin-Etsu Polymer Co. Ltd.	10,400	102,323
#	Shinki Bus Co. Ltd.	600	15,131
	Shinko Electric Industries Co. Ltd.	11,000	326,607
	Shinko Shoji Co. Ltd.	6,300	55,527
	Shinmaywa Industries Ltd.	15,800	142,269
	Shinnihon Corp.	8,500	66,080
	Shin-Nihon Tatemono Co. Ltd.	3,800	13,473
#	Shinnihonseiyaku Co. Ltd.	1,400	14,619
	Shinsho Corp.	1,400	60,633
	Shinwa Co. Ltd.	2,600	40,831
	Shinwa Co. Ltd.	1,900	10,014
	Ship Healthcare Holdings, Inc.	17,100	301,641
	Shizuki Electric Co., Inc.	3,200	11,449
	Shizuoka Financial Group, Inc.	54,600	411,556
	Shizuoka Gas Co. Ltd.	14,300	121,591

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	SHO-BOND Holdings Co. Ltd.	4,000	$170,944
	Shoei Co. Ltd.	11,000	204,062
#	Shoei Foods Corp.	2,200	64,721
	Shofu, Inc.	2,600	39,930
	Showa Sangyo Co. Ltd.	4,700	92,523
	Sigma Koki Co. Ltd.	700	8,258
	SIGMAXYZ Holdings, Inc.	6,500	51,173
	Siix Corp.	7,900	79,315
*	Simplex Holdings, Inc.	700	12,178
	Sinanen Holdings Co. Ltd.	1,900	52,880
	Sinfonia Technology Co. Ltd.	6,900	88,191
	Sinko Industries Ltd.	4,500	59,718
	Sintokogio Ltd.	10,000	72,520
	SK Kaken Co. Ltd.	200	63,206
	SK-Electronics Co. Ltd.	2,100	27,559
	SKY Perfect JSAT Holdings, Inc.	38,100	148,544
#*	Skylark Holdings Co. Ltd.	44,100	591,701
	SMC Corp.	1,000	498,745
	SMK Corp.	1,100	19,643
	SMS Co. Ltd.	16,400	385,401
#	Snow Peak, Inc.	6,200	93,929
	Soda Nikka Co. Ltd.	4,200	25,446
	Sodick Co. Ltd.	13,900	76,901
	Soft99 Corp.	3,800	36,163
	SoftBank Corp.	121,900	1,372,449
	SoftBank Group Corp.	41,000	1,537,599
	Softcreate Holdings Corp.	2,600	30,488
	Software Service, Inc.	600	38,451
	Sohgo Security Services Co. Ltd.	14,100	393,802
	Soken Chemical & Engineering Co. Ltd.	2,200	27,723
	Solasto Corp.	12,000	55,962
	Soliton Systems KK	2,100	16,154
	Sompo Holdings, Inc.	11,500	479,890
	Sony Group Corp.	75,100	6,794,575
	Sotetsu Holdings, Inc.	12,900	245,625
	Space Co. Ltd.	4,390	30,109
	Sparx Group Co. Ltd.	4,840	52,792
	SPK Corp.	2,200	28,304
	S-Pool, Inc.	16,400	76,077
	Square Enix Holdings Co. Ltd.	5,100	250,966
	SRA Holdings	2,600	58,114
#*	SRE Holdings Corp.	1,500	33,644
	ST Corp.	2,000	23,359
	St. Marc Holdings Co. Ltd.	3,900	53,213
	Stanley Electric Co. Ltd.	12,300	277,462
	Star Mica Holdings Co. Ltd.	6,400	30,310
	Star Micronics Co. Ltd.	8,300	108,024
	Starts Corp., Inc.	9,300	175,750
	Starzen Co. Ltd.	4,200	72,244
	St-Care Holding Corp.	2,700	15,505
	Stella Chemifa Corp.	2,900	57,543
	Step Co. Ltd.	2,300	31,386
	Strike Co. Ltd.	1,700	45,625
#	Studio Alice Co. Ltd.	3,200	50,296
	Subaru Corp.	107,500	1,754,595
	Subaru Enterprise Co. Ltd.	400	28,321
	Sugi Holdings Co. Ltd.	6,600	280,004
	Sugimoto & Co. Ltd.	2,600	39,028
	SUMCO Corp.	62,900	866,237

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sumida Corp.	8,500	$105,742
	Sumitomo Densetsu Co. Ltd.	4,100	85,277
	Sumitomo Electric Industries Ltd.	81,700	1,042,676
	Sumitomo Forestry Co. Ltd.	34,900	753,987
	Sumitomo Heavy Industries Ltd.	23,300	562,975
	Sumitomo Metal Mining Co. Ltd.	49,400	1,823,290
	Sumitomo Mitsui Construction Co. Ltd.	37,320	105,808
	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	11,351	93,192
	Sumitomo Mitsui Financial Group, Inc.	49,800	2,035,506
	Sumitomo Mitsui Trust Holdings, Inc.	29,700	1,070,617
	Sumitomo Realty & Development Co. Ltd.	30,000	700,477
	Sumitomo Rubber Industries Ltd.	37,725	346,009
	Sumitomo Seika Chemicals Co. Ltd.	2,800	90,443
	Sumitomo Warehouse Co. Ltd.	14,500	240,892
	Sun Frontier Fudousan Co. Ltd.	9,900	96,107
	Suncall Corp.	3,600	15,489
	Sundrug Co. Ltd.	14,300	394,145
	Suntory Beverage & Food Ltd.	10,900	410,335
	Sun-Wa Technos Corp.	3,300	45,725
	Suruga Bank Ltd.	39,300	149,066
	Suzuden Corp.	800	15,022
	Suzuken Co. Ltd.	12,150	345,798
	Suzuki Co. Ltd.	4,100	30,771
	Suzuki Motor Corp.	30,100	1,049,540
	SWCC Corp.	5,900	76,632
#*	SymBio Pharmaceuticals Ltd.	5,100	15,114
	System Information Co. Ltd.	4,200	23,934
	System Research Co. Ltd.	1,200	21,449
	System Support, Inc.	900	13,034
	Systems Engineering Consultants Co. Ltd.	500	11,887
	Systena Corp.	64,600	133,619
	Syuppin Co. Ltd.	3,700	24,040
	T Hasegawa Co. Ltd.	6,900	164,272
	T RAD Co. Ltd.	1,500	26,129
	T&D Holdings, Inc.	44,300	542,513
#	T&K Toka Co. Ltd.	6,000	51,292
	Tachibana Eletech Co. Ltd.	4,880	74,431
	Tachikawa Corp.	2,800	26,088
	Tachi-S Co. Ltd.	7,100	63,598
	Tadano Ltd.	26,800	209,777
	Taihei Dengyo Kaisha Ltd.	4,200	128,106
	Taiho Kogyo Co. Ltd.	4,700	25,175
	Taikisha Ltd.	5,100	138,167
	Taiko Bank Ltd.	1,900	15,344
	Taisei Corp.	11,900	404,730
	Taisei Lamick Co. Ltd.	1,500	31,608
	Taisho Pharmaceutical Holdings Co. Ltd.	7,050	304,461
	Taiyo Holdings Co. Ltd.	8,400	151,843
	Taiyo Yuden Co. Ltd.	22,300	682,795
	Takamatsu Construction Group Co. Ltd.	4,400	71,390
	Takamiya Co. Ltd.	4,700	15,324
	Takaoka Toko Co. Ltd.	3,000	45,114
	Takara & Co. Ltd.	3,000	52,426
	Takara Standard Co. Ltd.	9,200	111,277
	Takasago International Corp.	4,200	80,100
	Takasago Thermal Engineering Co. Ltd.	9,400	157,838
	Takashima & Co. Ltd.	600	12,570
	Takashimaya Co. Ltd.	35,800	528,849
	Takasho Co. Ltd.	3,000	15,438

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Take & Give Needs Co. Ltd.	3,900	$39,370
	TAKEBISHI Corp.	2,200	27,634
	Takeuchi Manufacturing Co. Ltd.	7,500	205,827
	Takuma Co. Ltd.	8,100	84,741
	Tama Home Co. Ltd.	4,700	128,565
	Tamron Co. Ltd.	4,300	104,911
	Tamura Corp.	3,000	17,190
	Tanseisha Co. Ltd.	9,100	54,046
	Tatsuta Electric Wire & Cable Co. Ltd.	10,600	55,746
	Tayca Corp.	4,200	37,393
	Tazmo Co. Ltd.	2,800	37,536
	TBS Holdings, Inc.	7,500	113,083
	TDC Soft, Inc.	2,800	30,253
	TDK Corp.	69,900	2,403,085
	TechMatrix Corp.	9,900	118,127
*	Techno Horizon Co. Ltd.	4,200	14,086
	Techno Medica Co. Ltd.	900	11,871
	Techno Ryowa Ltd.	1,600	10,592
	Techno Smart Corp.	2,600	30,156
	Technoflex Corp.	700	6,000
	TechnoPro Holdings, Inc.	17,400	474,736
	Tecnos Japan, Inc.	1,700	6,961
	Teikoku Electric Manufacturing Co. Ltd.	2,400	42,327
	Teikoku Sen-I Co. Ltd.	4,600	58,312
	Teikoku Tsushin Kogyo Co. Ltd.	1,600	18,292
	Tekken Corp.	3,300	46,852
	Temairazu, Inc.	400	14,314
	Tenma Corp.	4,400	75,800
#	Tenpos Holdings Co. Ltd.	600	11,167
	Tera Probe, Inc.	800	15,505
	Terasaki Electric Co. Ltd.	600	6,460
	Terumo Corp.	10,800	323,414
	Tess Holdings Co. Ltd.	3,400	29,994
	T-Gaia Corp.	5,300	65,022
	THK Co. Ltd.	22,900	513,760
	TIS, Inc.	21,000	576,654
	TKC Corp.	4,800	129,731
*	TKP Corp.	1,200	24,077
	Toa Corp.	6,200	38,968
	Toa Corp.	4,100	88,993
	TOA ROAD Corp.	2,400	76,366
	Toagosei Co. Ltd.	29,500	255,049
	Toba, Inc.	500	10,795
	Tobishima Corp.	5,970	50,079
	Tobu Railway Co. Ltd.	9,700	247,600
	TOC Co. Ltd.	9,500	46,789
	Tocalo Co. Ltd.	13,600	127,720
	Tochigi Bank Ltd.	29,200	59,624
	Toda Corp.	49,600	290,188
*	Toda Kogyo Corp.	700	12,735
#	Toei Animation Co. Ltd.	800	81,513
#	Toell Co. Ltd.	1,900	10,627
	Toenec Corp.	2,000	50,980
	Toho Bank Ltd.	57,400	94,746
	Toho Co. Ltd.	2,600	103,289
	Toho Co. Ltd.	2,500	43,802
	Toho Gas Co. Ltd.	10,700	200,201
	Toho Holdings Co. Ltd.	13,300	265,348
#	Toho Titanium Co. Ltd.	8,500	126,884

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toho Zinc Co. Ltd.	3,500	$47,798
	Tohoku Bank Ltd.	1,800	12,958
	Tohokushinsha Film Corp.	5,700	31,125
	Tokai Carbon Co. Ltd.	48,300	438,936
	Tokai Corp.	4,900	74,034
	TOKAI Holdings Corp.	28,600	185,781
	Tokai Rika Co. Ltd.	15,300	211,354
	Tokai Tokyo Financial Holdings, Inc.	55,700	144,185
#	Token Corp.	1,110	64,570
	Tokio Marine Holdings, Inc.	121,800	2,449,035
	Tokushu Tokai Paper Co. Ltd.	2,300	50,051
	Tokyo Base Co. Ltd.	4,600	15,213
	Tokyo Century Corp.	9,300	319,940
	Tokyo Electron Device Ltd.	1,800	103,152
	Tokyo Electron Ltd.	19,200	2,198,505
	Tokyo Energy & Systems, Inc.	4,500	30,245
	Tokyo Gas Co. Ltd.	21,900	448,578
	Tokyo Individualized Educational Institute, Inc.	7,600	30,345
	Tokyo Keiki, Inc.	2,000	17,775
	Tokyo Kiraboshi Financial Group, Inc.	7,022	143,040
	Tokyo Ohka Kogyo Co. Ltd.	5,700	297,558
	Tokyo Rakutenchi Co. Ltd.	900	27,942
	Tokyo Sangyo Co. Ltd.	6,600	41,419
	Tokyo Seimitsu Co. Ltd.	8,700	320,960
	Tokyo Steel Manufacturing Co. Ltd.	13,700	137,867
	Tokyo Tatemono Co. Ltd.	46,900	593,988
#	Tokyo Theatres Co., Inc.	1,900	15,885
	Tokyu Construction Co. Ltd.	21,564	114,334
	Tokyu Corp.	27,700	391,014
	Tokyu Fudosan Holdings Corp.	153,943	781,229
	Toli Corp.	10,700	21,918
	Tomoe Corp.	5,400	17,590
	Tomoe Engineering Co. Ltd.	2,000	35,856
	Tomoku Co. Ltd.	3,500	41,062
	TOMONY Holdings, Inc.	38,500	104,731
	Tomy Co. Ltd.	21,600	244,064
	Tonami Holdings Co. Ltd.	1,300	44,098
	Topcon Corp.	24,400	347,558
	Toppan, Inc.	23,300	495,329
	Topre Corp.	11,400	115,516
	Toray Industries, Inc.	152,700	865,397
	Torex Semiconductor Ltd.	1,600	26,553
	Toridoll Holdings Corp.	11,600	247,422
	Torigoe Co. Ltd.	4,100	18,753
	Torii Pharmaceutical Co. Ltd.	3,700	93,935
	Torishima Pump Manufacturing Co. Ltd.	4,500	52,322
	Tosei Corp.	8,900	105,911
	Toshiba Corp.	8,200	264,202
	Toshiba TEC Corp.	5,800	168,451
	Tosho Co. Ltd.	1,600	16,157
	Tosoh Corp.	57,300	765,544
	Totech Corp.	2,100	66,206
	Totetsu Kogyo Co. Ltd.	6,900	137,863
	TOTO Ltd.	8,599	294,101
	Tottori Bank Ltd.	2,400	20,775
	Toukei Computer Co. Ltd.	700	33,428
	Towa Bank Ltd.	9,200	37,812
	Towa Corp.	5,200	78,252
	Towa Pharmaceutical Co. Ltd.	8,100	115,613

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toyo Construction Co. Ltd.	24,800	$177,613
	Toyo Corp.	5,600	57,769
*	Toyo Engineering Corp.	7,500	32,048
#	Toyo Gosei Co. Ltd.	1,400	79,752
	Toyo Ink SC Holdings Co. Ltd.	10,400	167,836
	Toyo Kanetsu KK	2,200	43,980
	Toyo Machinery & Metal Co. Ltd.	4,900	23,045
	Toyo Securities Co. Ltd.	14,000	33,777
	Toyo Seikan Group Holdings Ltd.	25,200	355,974
	Toyo Suisan Kaisha Ltd.	2,600	116,082
	Toyo Tanso Co. Ltd.	3,500	101,757
	Toyo Tire Corp.	29,500	351,463
	Toyobo Co. Ltd.	20,600	155,499
	Toyoda Gosei Co. Ltd.	15,400	264,108
	Toyota Boshoku Corp.	16,900	267,506
	Toyota Industries Corp.	5,600	325,460
	TPR Co. Ltd.	6,600	68,099
	Trancom Co. Ltd.	2,400	120,457
	Transaction Co. Ltd.	3,200	40,470
	Transcosmos, Inc.	6,900	160,993
	TRE Holdings Corp.	8,100	70,969
	Treasure Factory Co. Ltd.	3,800	48,430
	Trend Micro, Inc.	11,500	561,930
	Trenders, Inc.	2,000	19,877
	Tri Chemical Laboratories, Inc.	2,500	40,435
	Trusco Nakayama Corp.	10,900	189,346
	TS Tech Co. Ltd.	23,800	320,930
	TSI Holdings Co. Ltd.	13,100	62,426
	Tsubaki Nakashima Co. Ltd.	11,229	78,666
	Tsubakimoto Chain Co	7,100	175,858
	Tsubakimoto Kogyo Co. Ltd.	1,200	36,513
	Tsugami Corp.	10,600	110,107
	Tsukishima Holdings Co. Ltd.	6,600	53,546
#	Tsukuba Bank Ltd.	28,700	44,690
	Tsumura & Co	13,782	279,657
	Tsuruha Holdings, Inc.	8,000	523,966
	Tsurumi Manufacturing Co. Ltd.	4,800	82,096
	Tsutsumi Jewelry Co. Ltd.	1,500	24,862
	Tsuzuki Denki Co. Ltd.	1,700	19,281
	TV Asahi Holdings Corp.	6,600	76,297
	Tv Tokyo Holdings Corp.	2,500	46,656
	UACJ Corp.	8,900	177,624
	Ubicom Holdings, Inc.	1,100	17,525
	Uchida Yoko Co. Ltd.	2,300	87,563
#	Ueki Corp.	400	3,899
	ULS Group, Inc.	1,300	30,301
	Ultrafabrics Holdings Co. Ltd.	2,000	31,412
	Ulvac, Inc.	12,300	488,291
	Unicharm Corp.	15,000	605,549
	Union Tool Co	1,200	28,697
	Unipres Corp.	11,700	81,502
	United Arrows Ltd.	2,800	40,866
	United Super Markets Holdings, Inc.	15,300	132,182
	UNITED, Inc.	2,400	22,276
*	Unitika Ltd.	18,800	30,085
	Urbanet Corp. Co. Ltd.	9,100	22,129
	Usen-Next Holdings Co. Ltd.	3,900	87,595
	User Local, Inc.	1,200	17,869
	Ushio, Inc.	22,700	282,378

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	USS Co. Ltd.	27,700	$465,470
*	UT Group Co. Ltd.	7,400	141,652
	V Technology Co. Ltd.	2,900	64,631
	Valor Holdings Co. Ltd.	9,451	144,684
	Valqua Ltd.	4,800	120,757
*	Valtes Co. Ltd.	600	13,169
	Value HR Co. Ltd.	2,800	31,171
	ValueCommerce Co. Ltd.	3,400	32,934
#	Valuence Holdings, Inc.	1,100	18,402
#	V-Cube, Inc.	4,000	15,345
	Vector, Inc.	6,200	58,632
	Vertex Corp.	6,180	61,988
*	Village Vanguard Co. Ltd.	1,200	9,260
	VINX Corp.	1,100	10,895
*	Vision, Inc.	5,900	74,084
*	Visional, Inc.	3,000	157,331
	Vital KSK Holdings, Inc.	11,600	83,403
	VT Holdings Co. Ltd.	25,500	100,152
	Wacoal Holdings Corp.	11,300	219,735
	Wacom Co. Ltd.	38,100	193,521
	Wakachiku Construction Co. Ltd.	2,500	79,123
	Wakita & Co. Ltd.	11,200	114,009
	Warabeya Nichiyo Holdings Co. Ltd.	3,800	62,593
	Waseda Academy Co. Ltd.	2,000	20,279
	Watahan & Co. Ltd.	3,100	32,611
	Watts Co. Ltd.	3,400	17,521
	WDB Holdings Co. Ltd.	1,900	28,381
	Weathernews, Inc.	1,300	65,224
	Welcia Holdings Co. Ltd.	14,260	298,562
	Wellneo Sugar Co. Ltd.	3,100	39,196
	Wellnet Corp.	2,900	14,580
	West Holdings Corp.	5,757	137,252
	Will Group, Inc.	3,100	24,298
*	WingArc1st, Inc.	3,900	63,660
	WIN-Partners Co. Ltd.	1,900	14,309
	Wood One Co. Ltd.	1,900	16,716
	Workman Co. Ltd.	3,100	126,282
	World Co. Ltd.	5,800	64,867
	World Holdings Co. Ltd.	2,600	52,825
	Wowow, Inc.	1,700	16,380
	Xebio Holdings Co. Ltd.	6,300	55,911
#	Yachiyo Industry Co. Ltd.	1,500	13,531
	Yahagi Construction Co. Ltd.	6,700	42,390
	Yaizu Suisankagaku Industry Co. Ltd.	1,700	10,370
	Yakult Honsha Co. Ltd.	4,600	345,984
	YAKUODO Holdings Co. Ltd.	3,000	54,838
	YAMABIKO Corp.	11,400	112,943
	YAMADA Consulting Group Co. Ltd.	2,400	26,958
	Yamada Holdings Co. Ltd.	134,691	469,362
	Yamagata Bank Ltd.	7,399	58,765
	Yamaguchi Financial Group, Inc.	54,000	332,031
	Yamaha Corp.	4,500	177,343
	Yamaha Motor Co. Ltd.	54,600	1,415,846
	Yamaichi Electronics Co. Ltd.	5,300	70,362
#	YA-MAN Ltd.	7,400	63,901
	Yamanashi Chuo Bank Ltd.	7,300	60,940
	Yamatane Corp.	2,600	32,305
	Yamato Corp.	4,700	33,452
	Yamato Holdings Co. Ltd.	21,900	376,189

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yamato Kogyo Co. Ltd.	9,800	$385,013
	Yamaura Corp.	2,200	20,043
	Yamazaki Baking Co. Ltd.	25,100	336,319
	Yamazen Corp.	15,300	118,706
	Yaoko Co. Ltd.	4,400	230,646
	Yaskawa Electric Corp.	14,900	606,812
	Yasuda Logistics Corp.	4,800	36,875
	Yellow Hat Ltd.	8,100	115,129
	Yodogawa Steel Works Ltd.	5,700	119,466
	Yokogawa Bridge Holdings Corp.	11,400	186,575
	Yokogawa Electric Corp.	10,200	165,656
	Yokohama Rubber Co. Ltd.	27,600	600,040
	Yokorei Co. Ltd.	12,100	97,384
	Yokowo Co. Ltd.	3,925	58,041
	Yondenko Corp.	2,200	31,589
	Yondoshi Holdings, Inc.	3,700	48,389
	Yonex Co. Ltd.	7,900	94,318
	Yorozu Corp.	5,900	39,135
	Yoshinoya Holdings Co. Ltd.	8,385	155,031
	Yotai Refractories Co. Ltd.	3,800	40,604
	Yuasa Trading Co. Ltd.	4,400	127,786
	Yukiguni Maitake Co. Ltd.	3,400	25,455
	Yurtec Corp.	10,600	64,397
	Yushin Precision Equipment Co. Ltd.	4,600	26,845
	Yushiro Chemical Industry Co. Ltd.	2,000	12,655
	Yutaka Giken Co. Ltd.	200	2,655
	Z Holdings Corp.	65,200	178,599
	Zaoh Co. Ltd.	800	13,515
	Zenitaka Corp.	600	14,992
	Zenkoku Hosho Co. Ltd.	10,400	382,243
	Zenrin Co. Ltd.	6,800	43,993
	Zensho Holdings Co. Ltd.	11,600	368,566
	Zeon Corp.	32,100	331,202
	ZERIA Pharmaceutical Co. Ltd.	3,700	66,316
	ZIGExN Co. Ltd.	15,100	56,149
	ZOZO, Inc.	12,500	263,054
	Zuiko Corp.	4,100	32,518

TOTAL JAPAN.			308,070,495

NETHERLANDS — (3.4%)
	Aalberts NV	27,035	1,248,628
#Ω	ABN AMRO Bank NV, CVA	54,326	870,697
	Acomo NV	4,113	101,201
*Ω	Adyen NV	357	573,646
	Aegon NV	238,917	1,090,113
	Aegon NV, Class NY	89,935	407,406
#	Akzo Nobel NV	30,884	2,562,101
#*Ω	Alfen NV	3,346	270,723
	AMG Advanced Metallurgical Group NV	6,267	233,976
	APERAM SA	13,195	489,236
	Arcadis NV	17,587	726,500
	ASM International NV	3,871	1,405,364
	ASML Holding NV	1,474	935,419
	ASML Holding NV	16,394	10,440,613
	ASR Nederland NV	38,823	1,707,538
*Ω	Basic-Fit NV	7,406	314,065
#	BE Semiconductor Industries NV	15,428	1,388,730
	Beter Bed Holding NV	3,857	13,360
	Brunel International NV	4,547	61,492

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	Coca-Cola Europacific Partners PLC	17,777	$1,136,870
	Corbion NV	13,805	434,602
Ω	CTP NV	5,705	74,852
	Flow Traders Ltd.	8,675	214,879
	ForFarmers NV	11,164	36,098
*	Fugro NV	29,351	416,177
	Heijmans NV, CVA	7,436	92,517
	IMCD NV	10,716	1,613,179
#	ING Groep NV	157,316	1,951,078
*	InPost SA	8,910	95,630
	JDE Peet’s NV	8,418	256,055
	Kendrion NV	4,341	90,590
	Koninklijke Ahold Delhaize NV	115,481	3,970,764
	Koninklijke BAM Groep NV	75,512	165,480
	Koninklijke KPN NV	588,089	2,144,693
	Koninklijke Philips NV	18,064	381,367
#	Koninklijke Philips NV	43,617	921,200
	Koninklijke Vopak NV	18,028	688,823
	Nedap NV	1,644	103,001
	NN Group NV	30,384	1,133,030
#	NX Filtration NV	941	11,083
	Ordina NV	25,878	159,925
*	Pharming Group NV	92,661	104,522
#	PostNL NV	73,893	132,937
	Prosus NV	19,535	1,461,873
	Randstad NV	25,460	1,383,389
	SBM Offshore NV	33,923	479,488
#	SIF Holding NV	1,299	17,178
Ω	Signify NV	32,292	1,078,438
	Sligro Food Group NV	4,988	87,045
	TKH Group NV	8,884	430,090
#*	TomTom NV	12,235	104,902
	Universal Music Group NV	39,613	865,442
	Van Lanschot Kempen NV	8,153	247,818
	Wolters Kluwer NV	21,132	2,799,857

TOTAL NETHERLANDS			50,125,680

NEW ZEALAND — (0.3%)
*	a2 Milk Co. Ltd.	49,435	180,555
*	Air New Zealand Ltd.	337,737	159,126
	Arvida Group Ltd.	105,358	67,817
*	Auckland International Airport Ltd.	46,633	255,331
	Briscoe Group Ltd.	7,212	20,085
	Chorus Ltd.	108,198	578,533
#	Comvita Ltd.	3,438	5,955
	Contact Energy Ltd.	35,761	173,442
	EBOS Group Ltd.	6,829	187,408
	Fisher & Paykel Healthcare Corp. Ltd.	16,182	277,568
	Fletcher Building Ltd.	128,909	359,439
	Fonterra Co-operative Group Ltd.	11,157	23,837
	Freightways Group Ltd.	36,203	212,813
#*	Gentrack Group Ltd.	5,468	10,902
	Hallenstein Glasson Holdings Ltd.	9,781	37,835
	Heartland Group Holdings Ltd.	132,601	130,622
	Infratil Ltd.	33,172	196,153
	Investore Property Ltd.	32,045	28,178
	KMD Brands Ltd.	154,764	106,399
	Mainfreight Ltd.	4,778	212,205
#	Manawa Energy Ltd.	7,314	22,273

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Mercury NZ Ltd.	13,583	$53,353
	Meridian Energy Ltd.	29,394	99,548
	Napier Port Holdings Ltd.	14,915	23,165
	NZME Ltd.	18,597	11,960
	NZX Ltd.	88,197	63,831
	Oceania Healthcare Ltd.	143,977	61,482
	PGG Wrightson Ltd.	9,143	24,618
#	Port of Tauranga Ltd.	20,843	81,410
*	Pushpay Holdings Ltd.	71,105	62,541
*	Rakon Ltd.	16,169	10,311
	Restaurant Brands New Zealand Ltd.	6,631	30,519
	Ryman Healthcare Ltd.	34,728	114,084
	Sanford Ltd.	19,210	48,854
	Scales Corp. Ltd.	27,860	54,338
#*	Serko Ltd.	6,176	8,037
	Skellerup Holdings Ltd.	33,721	101,916
	SKY Network Television Ltd.	34,183	55,756
	Spark New Zealand Ltd.	107,912	349,651
	Summerset Group Holdings Ltd.	47,307	238,403
*	Synlait Milk Ltd.	16,946	16,904
	TOWER Ltd.	119,202	47,183
	Turners Automotive Group Ltd.	11,796	24,494
	Vector Ltd.	17,959	44,144
*	Vista Group International Ltd.	27,115	20,653
	Warehouse Group Ltd.	33,331	35,503

TOTAL NEW ZEALAND			4,929,134

NORWAY — (0.9%)
	2020 Bulkers Ltd.	3,297	32,962
	ABG Sundal Collier Holding ASA	107,445	55,912
*	Adevinta ASA	11,288	86,951
	AF Gruppen ASA	5,957	90,664
#*	Akastor ASA	34,023	33,599
#	Aker ASA, Class A	1,556	95,105
	Aker BP ASA	24,948	596,402
*	Aker Carbon Capture ASA	15,045	15,436
	Aker Solutions ASA	50,781	181,248
	AKVA Group ASA	848	5,284
*	ArcticZymes Technologies ASA	2,840	10,263
#	Arendals Fossekompani ASA	429	8,873
	Atea ASA	17,327	238,363
#*	Atlantic Sapphire ASA	2,920	1,393
	Austevoll Seafood ASA	16,912	159,268
*	Axactor ASA	31,466	18,735
	B2Holding ASA	73,842	51,839
	Bakkafrost P/F	2,265	165,135
*	BLUENORD ASA	5,508	187,439
	Bonheur ASA	5,011	111,989
*	Borr Drilling Ltd.	23,175	161,066
	Borregaard ASA	14,300	239,273
	Bouvet ASA	14,828	93,417
#*	BW Energy Ltd.	4,171	11,222
*	Cadeler AS	9,173	39,894
*	Cloudberry Clean Energy ASA	27,991	27,708
#*Ω	Crayon Group Holding ASA	5,858	45,277
#	DNB Bank ASA	43,499	765,151
Ω	Elkem ASA	73,820	249,851
Ω	Entra ASA	6,404	65,075
	Equinor ASA	53,140	1,529,954

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
Ω	Europris ASA	32,530	$232,970
	FLEX LNG Ltd.	8,624	299,140
	Gjensidige Forsikring ASA	3,028	52,747
	Grieg Seafood ASA	10,865	91,112
*	Hexagon Composites ASA	25,029	75,906
*	Kahoot! ASA	37,950	99,071
Ω	Kid ASA	6,507	53,904
	Kitron ASA	37,227	140,587
*	Kongsberg Automotive ASA	228,468	56,330
	Leroy Seafood Group ASA	46,017	242,315
	Medistim ASA	2,115	52,251
*	Meltwater NV	10,251	16,687
*	MORROW BANK ASA	21,137	10,324
	Mowi ASA	20,286	387,044
Ω	Multiconsult ASA	3,394	47,492
#*	NEL ASA	97,037	133,352
*	Nordic Semiconductor ASA	12,865	139,302
	Norsk Hydro ASA	91,918	676,430
*Ω	Norske Skog ASA	15,581	69,266
*	Northern Ocean Ltd.	20,657	22,496
*	Norwegian Air Shuttle ASA	29,638	28,800
*	NRC Group ASA	12,819	13,238
*	Odfjell Drilling Ltd.	26,164	61,089
*	Odfjell Technology Ltd.	4,361	21,846
	OKEA ASA	8,813	25,472
Ω	Okeanis Eco Tankers Corp.	3,348	78,114
	Olav Thon Eiendomsselskap ASA	2,062	33,962
	Orkla ASA	31,017	222,943
	Otello Corp. ASA	11,673	8,629
	Panoro Energy ASA	15,063	39,078
	Pareto Bank ASA	9,248	45,009
*	Pexip Holding ASA	8,044	12,115
*	PGS ASA	160,955	116,647
*	PhotoCure ASA	1,701	8,553
	Protector Forsikring ASA	15,499	225,035
	Salmar ASA	3,045	135,307
	Sandnes Sparebank	2,270	18,353
Ω	Scatec ASA	21,654	141,566
	Schibsted ASA, Class A	4,975	88,330
	Schibsted ASA, Class B	7,736	125,260
*	SD Standard ETC PLC	56,048	10,152
*	Self Storage Group ASA	7,358	19,251
	Selvaag Bolig ASA	9,716	33,229
*Ω	Shelf Drilling Ltd.	39,235	89,389
*	Siem Offshore, Inc.	16,167	30,101
	Sparebank 1 Oestlandet	8,533	100,384
	SpareBank 1 Sorost-Norge	8,339	39,760
	SpareBank 1 SR-Bank ASA	16,681	195,408
	Sparebanken More	5,260	37,629
	Stolt-Nielsen Ltd.	7,288	210,146
	Storebrand ASA	40,350	311,321
	Subsea 7 SA	34,627	395,804
#	Telenor ASA	23,190	289,368
	TGS ASA	26,098	409,281
#	TOMRA Systems ASA	12,776	195,911
	Treasure ASA	11,954	20,012
	Veidekke ASA	22,947	264,175
	Wallenius Wilhelmsen ASA	19,459	145,632
	Wilh Wilhelmsen Holding ASA, Class A	3,074	80,555

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Yara International ASA	13,751	$553,737

TOTAL NORWAY			13,154,065

PORTUGAL — (0.4%)
#	Altri SGPS SA	17,850	92,401
	Banco Comercial Portugues SA, Class R	3,016,807	775,451
	Corticeira Amorim SGPS SA	9,467	106,944
	CTT-Correios de Portugal SA	19,263	79,577
#	EDP—Energias de Portugal SA	142,884	787,291
	EDP Renovaveis SA	14,653	325,702
	Galp Energia SGPS SA	144,100	1,741,260
#*	Greenvolt-Energias Renovaveis SA	4,308	29,278
	Ibersol SGPS SA	4,023	29,797
	Jeronimo Martins SGPS SA	21,470	541,800
	Mota-Engil SGPS SA	24,656	53,895
	Navigator Co. SA	49,553	181,881
	NOS SGPS SA	58,231	256,004
	REN—Redes Energeticas Nacionais SGPS SA	56,809	164,973
	Sonae SGPS SA	248,597	283,487

TOTAL PORTUGAL			5,449,741

SINGAPORE — (1.1%)
	AEM Holdings Ltd.	56,600	144,244
*	Avarga Ltd.	33,400	5,382
	Aztech Global Ltd.	57,700	35,158
*	Banyan Tree Holdings Ltd.	72,700	19,907
*††	Best World International Ltd.	13,000	21,326
	Boustead Singapore Ltd.	79,500	47,999
	BRC Asia Ltd.	25,400	33,339
	Bukit Sembawang Estates Ltd.	43,600	132,609
	CapitaLand Ascott Trust	8,250	6,698
	Capitaland India Trust	141,900	116,200
	Capitaland Investment Ltd.	144,700	405,048
	Centurion Corp. Ltd.	37,000	9,996
	China Aviation Oil Singapore Corp. Ltd.	71,400	49,598
	China Sunsine Chemical Holdings Ltd.	101,000	34,913
	Chuan Hup Holdings Ltd.	81,300	12,090
	City Developments Ltd.	92,100	481,802
	Civmec Ltd.	20,400	10,479
	ComfortDelGro Corp. Ltd.	304,700	272,759
*	COSCO Shipping International Singapore Co. Ltd.	312,900	39,491
	CSE Global Ltd.	79,800	21,266
	Dasin Retail Trust	26,300	2,386
	DBS Group Holdings Ltd.	82,259	2,032,616
	Del Monte Pacific Ltd.	107,848	19,042
	Delfi Ltd.	70,200	61,186
	DFI Retail Group Holdings Ltd.	48,100	144,765
	Dyna-Mac Holdings Ltd.	127,500	24,512
*††	Ezion Holdings Ltd.	982,352	0
#*††	Ezra Holdings Ltd.	190,010	0
	Far East Orchard Ltd.	40,710	31,747
	First Resources Ltd.	125,500	144,687
	Food Empire Holdings Ltd.	42,400	32,156
	Fraser & Neave Ltd.	43,400	36,461
	Frasers Property Ltd.	72,300	47,453
	Frencken Group Ltd.	61,500	48,320
	Fu Yu Corp. Ltd.	102,100	16,139
*	Gallant Venture Ltd.	52,000	5,657

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Golden Agri-Resources Ltd.	1,502,300	$310,695
	Grand Venture Technology Ltd.	13,700	5,111
	Great Eastern Holdings Ltd.	10,400	132,880
	GuocoLand Ltd.	59,500	71,051
	Haw Par Corp. Ltd.	30,300	218,855
	Ho Bee Land Ltd.	39,400	64,270
	Hong Fok Corp. Ltd.	84,400	65,384
	Hong Leong Asia Ltd.	76,800	39,529
	Hong Leong Finance Ltd.	79,500	155,706
	Hongkong Land Holdings Ltd.	86,900	386,743
	Hotel Grand Central Ltd.	29,489	19,952
	Hour Glass Ltd.	49,200	76,906
	HRnetgroup Ltd.	22,900	12,882
	Hutchison Port Holdings Trust	1,250,900	237,297
*††	Hyflux Ltd.	78,700	0
	iFAST Corp. Ltd.	29,000	100,950
	Japfa Ltd.	156,030	24,641
	Keppel Corp. Ltd.	105,400	489,413
*	Mandarin Oriental International Ltd.	25,100	45,755
*	Marco Polo Marine Ltd.	92,400	3,126
	Metro Holdings Ltd.	98,700	44,115
	Micro-Mechanics Holdings Ltd.	10,500	16,549
#*††	Midas Holdings Ltd.	218,800	0
	Nanofilm Technologies International Ltd.	51,200	57,986
	Netlink NBN Trust	318,000	208,753
*	Oceanus Group Ltd.	2,736,300	24,747
	Olam Group Ltd.	113,185	136,615
	Oversea-Chinese Banking Corp. Ltd.	136,749	1,293,766
	Oxley Holdings Ltd.	203,909	20,956
	Pan-United Corp. Ltd.	47,875	13,675
	Propnex Ltd.	43,800	41,082
	PSC Corp. Ltd.	88,400	23,897
	Q&M Dental Group Singapore Ltd.	53,640	12,884
	QAF Ltd.	44,382	28,617
	Riverstone Holdings Ltd.	96,800	44,032
*	SATS Ltd.	42,732	81,630
	SBS Transit Ltd.	11,800	24,340
*	Sembcorp Marine Ltd.	6,214,662	579,596
	Sheng Siong Group Ltd.	138,000	183,280
*	SIA Engineering Co. Ltd.	20,500	34,383
	Silverlake Axis Ltd.	131,900	33,211
	Sinarmas Land Ltd.	175,900	23,864
	Sing Holdings Ltd.	67,700	17,865
	Singapore Exchange Ltd.	114,300	822,574
	Singapore Land Group Ltd.	18,100	29,763
	Singapore Post Ltd.	371,500	142,318
	Singapore Telecommunications Ltd.	160,400	307,380
	Stamford Land Corp. Ltd.	199,807	59,941
	StarHub Ltd.	129,600	97,316
	Straits Trading Co. Ltd.	33,040	53,568
*††	Swiber Holdings Ltd.	23,999	0
	Tuan Sing Holdings Ltd.	139,173	35,047
	UMS Holdings Ltd.	138,643	107,739
	United Overseas Bank Ltd.	61,870	1,313,992
	UOB-Kay Hian Holdings Ltd.	75,647	80,666
	UOL Group Ltd.	61,051	318,495
	Valuetronics Holdings Ltd.	117,650	45,540
	Venture Corp. Ltd.	38,500	491,867
	Vicom Ltd.	10,800	14,984

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Wee Hur Holdings Ltd.	81,000	$11,809
	Wilmar International Ltd.	364,500	1,076,629
	Wing Tai Holdings Ltd.	103,200	114,616
	Yangzijiang Shipbuilding Holdings Ltd.	602,100	561,481

TOTAL SINGAPORE			15,640,145

SPAIN — (2.8%)
	Acciona SA	6,672	1,236,247
	Acerinox SA	52,395	566,089
	ACS Actividades de Construccion y Servicios SA	33,895	1,165,391
Ω	Aedas Homes SA	2,448	37,528
*Ω	Aena SME SA	5,791	975,302
	Alantra Partners SA	3,441	42,864
	Almirall SA	11,052	113,139
*	Amadeus IT Group SA	27,910	1,961,654
*	Amper SA	166,633	28,259
	Applus Services SA	37,672	316,071
	Atresmedia Corp. de Medios de Comunicacion SA	26,412	105,620
	Banco Bilbao Vizcaya Argentaria SA	654,459	4,791,284
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	80,172	588,463
	Banco de Sabadell SA	1,517,181	1,581,200
#	Banco Santander SA	849,458	2,984,211
#	Bankinter SA	130,372	770,918
	CaixaBank SA	203,773	754,288
Ω	Cellnex Telecom SA	13,674	575,730
	CIE Automotive SA	12,573	379,133
	Construcciones y Auxiliar de Ferrocarriles SA	5,408	167,827
*	Distribuidora Internacional de Alimentacion SA	2,593,317	45,187
	Ebro Foods SA	15,660	290,701
*	eDreams ODIGEO SA	6,176	35,004
	Elecnor SA	9,837	128,900
	Enagas SA	40,504	810,918
	Ence Energia y Celulosa SA	24,877	97,445
	Endesa SA	28,311	635,093
	Ercros SA	28,572	133,367
	Faes Farma SA	99,197	349,677
	Ferrovial SA	39,354	1,233,883
	Fluidra SA	10,996	188,362
Ω	Gestamp Automocion SA	49,617	214,806
Ω	Global Dominion Access SA	20,282	84,816
*	Grenergy Renovables SA	2,175	63,668
*	Grifols SA	34,329	353,369
	Grupo Catalana Occidente SA	8,262	266,647
#	Grupo Empresarial San Jose SA	5,655	24,626
	Iberdrola SA	180,351	2,337,007
	Iberpapel Gestion SA	1,804	31,572
	Indra Sistemas SA	35,697	472,657
	Industria de Diseno Textil SA	49,633	1,706,222
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	150,679	139,057
	Mapfre SA	189,786	380,165
*	Melia Hotels International SA	30,644	197,861
	Naturgy Energy Group SA	13,848	431,175
Ω	Neinor Homes SA	7,095	71,903
*	Obrascon Huarte Lain SA	70,118	39,881
	Pharma Mar SA	3,404	141,317
	Prim SA	748	8,643
*	Promotora de Informaciones SA, Class A	63,603	26,692
#Ω	Prosegur Cash SA	95,298	65,980
	Prosegur Cia de Seguridad SA	51,711	99,206

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
*	Realia Business SA	45,114	$49,703
	Red Electrica Corp. SA	42,373	770,398
	Repsol SA	273,915	4,023,729
	Sacyr SA	102,724	339,887
*	Solaria Energia y Medio Ambiente SA	19,050	300,546
Ω	Talgo SA	6,346	22,078
*	Tecnicas Reunidas SA	2,606	24,181
	Telefonica SA	948,346	4,307,567
#Ω	Unicaja Banco SA	313,905	318,577
	Vidrala SA	5,457	572,863
	Viscofan SA	10,349	709,390

TOTAL SPAIN			41,685,944

SWEDEN — (3.2%)
	AAK AB	4,792	96,574
Ω	AcadeMedia AB	26,351	133,727
	AddLife AB, Class B	19,311	228,828
	AddNode Group AB	22,472	285,793
	AddTech AB, Class B	20,999	420,866
	AFRY AB	18,098	340,222
#	Alfa Laval AB	4,353	159,700
Ω	Alimak Group AB	16,648	122,832
*	Alleima AB	17,353	89,081
	Alligo AB, Class B	4,954	55,260
Ω	Ambea AB	16,818	63,978
*	Annehem Fastigheter AB, Class B	11,599	21,848
	AQ Group AB	2,513	100,376
#*	Arise AB	7,144	38,734
	Arjo AB, Class B	46,802	207,622
	Assa Abloy AB, Class B	20,072	478,235
	Atlas Copco AB, Class A	116,779	1,689,106
	Atlas Copco AB, Class B	68,658	880,663
#	Atrium Ljungberg AB, Class B	5,609	104,314
*Ω	Attendo AB	23,033	81,618
#	Avanza Bank Holding AB	23,404	497,974
	Axfood AB	9,517	236,185
	Beijer Alma AB	11,022	250,617
#	Beijer Ref AB	19,354	316,586
	Bergman & Beving AB	6,396	89,626
#*	Besqab AB	1,035	2,754
	Besqab AB	2,070	5,450
#*	BHG Group AB	9,693	11,036
	Bilia AB, Class A	24,321	274,479
	Billerud AB	36,381	349,412
	BioGaia AB, Class B	9,555	94,886
*	BioInvent International AB	5,887	16,651
	Biotage AB	7,458	92,774
#	Boliden AB	31,685	1,132,323
	Bonava AB, Class B	21,002	37,880
*Ω	Boozt AB	3,535	40,976
Ω	Bravida Holding AB	35,681	434,407
	Bufab AB	6,703	222,335
	Bulten AB	2,966	27,521
	Bure Equity AB	14,915	381,355
	Byggmax Group AB	17,498	53,612
#	Castellum AB	13,151	159,865
	Catella AB	11,852	40,287
	Catena AB	4,122	158,121
*	Cavotec SA	8,277	11,611

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Cellavision AB	3,494	$59,594
	Cibus Nordic Real Estate AB	3,462	37,030
#	Clas Ohlson AB, Class B	9,411	71,052
	Cloetta AB, Class B	60,701	128,494
*	Collector Bank AB	13,334	42,459
	Concentric AB	9,782	205,727
Ω	Coor Service Management Holding AB	24,001	156,148
	Corem Property Group AB, Class B	78,647	62,412
#	Corem Property Group AB, Class D	592	8,909
#	CTT Systems AB	1,306	25,755
	Dedicare AB, Class B	1,325	18,728
	Dios Fastigheter AB	16,550	118,108
#Ω	Dometic Group AB	56,525	405,150
*	Duni AB	9,006	98,494
*Ω	Dustin Group AB	2,590	8,912
	Eastnine AB	4,136	39,531
	Elanders AB, Class B	3,364	42,752
	Electrolux AB, Class B	45,341	683,973
	Electrolux Professional AB, Class B	39,232	228,687
	Elekta AB, Class B	50,842	427,489
*Ω	Eltel AB	14,557	12,607
*	Enea AB	4,184	27,618
	Epiroc AB, Class A	37,195	745,130
	Epiroc AB, Class B	21,437	369,105
	Essity AB, Class A	1,500	45,524
	Essity AB, Class B	18,113	548,919
	eWork Group AB	1,237	17,302
	Fabege AB	23,498	188,447
	Fagerhult AB	17,537	112,091
*	Fastighets AB Balder, Class B	28,152	131,071
	Fastighets AB Trianon	3,168	5,744
	FastPartner AB, Class A	5,997	36,703
	Fenix Outdoor International AG	737	59,174
*	FormPipe Software AB	5,055	12,813
	Fortnox AB	29,872	205,906
	G5 Entertainment AB	1,981	43,668
	GARO AB	7,374	58,579
	Getinge AB, Class B	14,931	378,962
	Granges AB	32,211	320,375
#	H & M Hennes & Mauritz AB, Class B	46,539	682,298
	Hanza AB	4,087	31,482
	Heba Fastighets AB, Class B	5,434	16,445
	Hexagon AB, Class B	47,902	548,464
#	Hexatronic Group AB	23,294	197,037
	Hexpol AB	28,067	330,792
#	HMS Networks AB	6,297	292,940
*Ω	Hoist Finance AB	21,165	53,196
	Holmen AB, Class B	8,874	335,702
	Hufvudstaden AB, Class A	10,574	150,784
	Husqvarna AB, Class A	4,789	41,142
#	Husqvarna AB, Class B	55,685	480,630
#	IAR Systems Group AB	876	8,911
	Indutrade AB	22,602	542,717
#	Instalco AB	35,030	184,132
#*	International Petroleum Corp.	23,522	229,009
#	Intrum AB	14,527	131,509
	Inwido AB	16,779	176,319
*	ITAB Shop Concept AB	2,085	2,379
	JM AB	14,801	237,611

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Kabe Group AB, Class B	405	$8,049
*	Karnov Group AB	14,405	78,159
#*	K-fast Holding AB	6,202	12,512
	KNOW IT AB	5,488	127,178
	Lagercrantz Group AB, Class B	33,877	435,977
	Lifco AB, Class B	14,279	325,625
	Lime Technologies AB	2,073	51,388
	Lindab International AB	13,064	209,225
	Loomis AB	17,059	546,038
#*	Maha Energy AB	6,393	5,928
*	Medcap AB	1,150	30,478
*	Medivir AB, Class B	18,232	13,477
	MEKO AB	7,530	92,337
*	Micro Systemation AB, Class B	4,122	19,756
*	Millicom International Cellular SA, SDR	46,016	825,356
#	MIPS AB	5,943	321,358
	Modern Times Group MTG AB, Class B	25,722	206,784
*	Momentum Group AB	4,954	40,572
Ω	Munters Group AB	21,898	214,941
	Mycronic AB	14,326	304,469
#	NCAB Group AB	27,550	210,563
	NCC AB, Class B	22,769	226,417
	Nederman Holding AB	4,601	87,851
*	Net Insight AB, Class B	65,449	33,439
	New Wave Group AB, Class B	11,372	229,671
	Nibe Industrier AB, Class B	17,880	200,200
	Nilorngruppen AB, Class B	1,988	13,798
*	Nobia AB	32,265	47,051
	Nordic Paper Holding AB	7,183	28,065
	Nordic Waterproofing Holding AB	7,292	99,423
	Nordnet AB publ	10,888	171,175
*	Note AB	4,162	93,226
	NP3 Fastigheter AB	6,024	115,955
	Nyfosa AB	22,614	154,971
	OEM International AB, Class B	15,928	154,578
*	Ovzon AB	6,827	24,545
*	OX2 AB	8,820	68,183
	Pandox AB	17,658	210,403
	Peab AB, Class B	52,866	279,665
	Platzer Fastigheter Holding AB, Class B	8,730	73,550
	Prevas AB, Class B	1,295	19,272
	Pricer AB, Class B	16,881	17,281
	Proact IT Group AB	5,913	63,496
#	Probi AB	444	7,973
	Ratos AB, Class B	43,921	151,816
*	RaySearch Laboratories AB	3,756	25,116
	Rejlers AB	2,814	43,514
Ω	Resurs Holding AB	28,631	54,486
	Rottneros AB	22,228	26,693
	Rvrc Holding AB	3,518	10,515
	Sagax AB, Class B	9,081	222,746
#	Samhallsbyggnadsbolaget i Norden AB	68,347	80,397
#	Samhallsbyggnadsbolaget i Norden AB, Class D	6,917	10,479
#	Sandvik AB	84,813	1,727,625
*	Scandi Standard AB	16,388	84,700
*Ω	Scandic Hotels Group AB	40,203	143,840
*	Sdiptech AB, Class B	4,115	95,084
	Sectra AB, Class B	19,906	314,322
	Securitas AB, Class B	43,961	394,035

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Sensys Gatso Group AB	133,118	$11,650
*	Serneke Group AB	2,074	5,643
#*Ω	Sinch AB	87,421	232,039
	Skandinaviska Enskilda Banken AB, Class A	70,104	797,137
	Skandinaviska Enskilda Banken AB, Class C	1,001	12,773
	Skanska AB, Class B	37,640	615,657
	SKF AB, Class A	3,129	56,573
	SKF AB, Class B	50,877	921,467
#	SkiStar AB	10,487	135,020
	Softronic AB, Class B	9,296	17,580
	Solid Forsakring AB	2,863	18,135
	SSAB AB,Class A	42,826	304,105
	SSAB AB,Class B	165,836	1,120,492
*	Stendorren Fastigheter AB	1,726	33,923
*	Stillfront Group AB	110,603	235,650
	Svenska Cellulosa AB SCA, Class A	1,321	18,045
	Svenska Cellulosa AB SCA, Class B	28,830	395,539
	Svenska Handelsbanken AB, Class A	58,225	514,696
#	Svenska Handelsbanken AB, Class B	1,480	16,262
	Sweco AB, Class B	17,307	232,015
	Swedbank AB, Class A	35,430	615,647
	Synsam AB	2,857	11,548
	Systemair AB	21,375	185,779
	Tele2 AB, Class B	77,981	828,642
#	Telefonaktiebolaget LM Ericsson, Class A	5,004	30,687
	Telefonaktiebolaget LM Ericsson, Class B	246,976	1,359,774
	Telia Co. AB	253,643	706,185
	Tethys Oil AB	7,238	37,031
	TF Bank AB	1,358	18,060
#Ω	Thule Group AB	18,610	538,268
*	Tobii AB	17,835	37,234
	Trelleborg AB, Class B	26,473	665,216
	Troax Group AB	8,537	193,487
	VBG Group AB, Class B	3,950	65,579
*	Viaplay Group AB	10,586	270,505
	Vitec Software Group AB, Class B	3,467	182,620
	Volati AB	5,178	51,795
	Volvo AB, Class A	23,046	488,026
	Volvo AB, Class B	159,032	3,269,809
#*	Volvo Car AB, Class B	48,610	200,649
#	Wallenstam AB, Class B	32,746	129,939
	Wihlborgs Fastigheter AB	30,534	246,804
	XANO Industri AB, Class B	1,406	12,628
*	XSpray Pharma AB	2,625	14,827

TOTAL SWEDEN			47,141,607

SWITZERLAND — (6.0%)
	ABB Ltd.	77,030	2,778,750
*	Accelleron Industries AG	9,486	233,972
	Adecco Group AG	38,933	1,339,161
#	Alcon, Inc.	43,142	3,129,008
	Allreal Holding AG	4,218	748,522
	ALSO Holding AG	1,733	371,502
*	Aluflexpack AG	751	15,400
*	ams-OSRAM AG	74,016	511,160
	APG SGA SA	219	48,306
	Arbonia AG	13,910	170,332
*	Aryzta AG	254,915	452,924
	Ascom Holding AG	7,386	71,459

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#*	Autoneum Holding AG	854	$129,795
	Baloise Holding AG	11,819	1,978,420
	Banque Cantonale de Geneve	572	131,790
#	Banque Cantonale Vaudoise	6,683	703,215
*	Basilea Pharmaceutica AG	1,686	81,707
	Belimo Holding AG	1,728	833,982
	Bell Food Group AG	632	200,694
	Bellevue Group AG	2,601	91,470
	Berner Kantonalbank AG	1,225	327,742
	BKW AG	3,526	603,816
	Bossard Holding AG, Class A	1,540	377,674
	Bucher Industries AG	1,940	873,671
	Burckhardt Compression Holding AG	856	528,569
	Burkhalter Holding AG	843	90,589
#	Bystronic AG	398	287,282
	Calida Holding AG	1,402	65,018
	Carlo Gavazzi Holding AG	117	42,721
	Cembra Money Bank AG	7,525	604,303
*	Cicor Technologies Ltd.	650	32,305
	Clariant AG	60,775	1,013,739
	Coltene Holding AG	1,138	92,741
#	Comet Holding AG	1,821	440,167
#	COSMO Pharmaceuticals NV	1,556	93,863
*	Credit Suisse Group AG	32,848	29,558
	Credit Suisse Group AG, Sponsored ADR	139,913	125,208
	Daetwyler Holding AG	1,570	397,269
	DKSH Holding AG	9,959	793,243
	dormakaba Holding AG	713	319,406
*	DSM-Firmenich AG	12,583	1,646,633
	EFG International AG	26,058	250,765
	Emmi AG	550	572,387
	EMS-Chemie Holding AG	490	402,438
	Energiedienst Holding AG	1,358	67,611
	Evolva Holding SA	89	1,884
	Feintool International Holding AG	2,163	53,377
	Flughafen Zurich AG	5,552	1,068,586
	Forbo Holding AG	269	395,987
	Fundamenta Real Estate AG	2,077	38,331
Ω	Galenica AG	13,018	1,166,657
#*	GAM Holding AG	40,315	41,762
	Geberit AG	2,995	1,705,838
	Georg Fischer AG	19,911	1,451,907
	Givaudan SA	801	2,801,872
#*	Gurit Holding AG, Class BR	1,110	111,673
	Helvetia Holding AG	10,494	1,569,821
	Hiag Immobilien Holding AG	811	75,421
	Huber & Suhner AG	4,651	383,099
	Hypothekarbank Lenzburg AG	14	67,873
	Implenia AG	3,739	168,731
*	Ina Invest Holding AG	748	15,248
	Inficon Holding AG	397	432,225
	Interroll Holding AG	152	554,782
	Intershop Holding AG	192	134,820
	Investis Holding SA	821	91,496
	IVF Hartmann Holding AG	71	9,181
	Julius Baer Group Ltd.	39,287	2,815,156
*	Jungfraubahn Holding AG	1,339	228,246
#	Kardex Holding AG	1,734	396,272
	Komax Holding AG	1,037	274,871

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#*	Kudelski SA	5,386	$10,896
#	Kuehne & Nagel International AG	5,313	1,574,008
	Landis & Gyr Group AG	6,063	502,308
	LEM Holding SA	140	308,695
	Liechtensteinische Landesbank AG	3,467	244,914
	Logitech International SA	38,608	2,292,451
	Luzerner Kantonalbank AG	4,540	406,814
Ω	Medacta Group SA	1,739	233,732
	Meier Tobler Group AG	1,442	86,011
	Metall Zug AG, Class B	57	117,948
	Mikron Holding AG	3,174	41,569
	Mobilezone Holding AG	10,259	156,998
	Mobimo Holding AG	1,960	525,649
	Novavest Real Estate AG	204	9,056
	OC Oerlikon Corp. AG	50,427	282,358
#	Orell Fuessli AG	122	10,649
	Orior AG	1,837	171,485
	Partners Group Holding AG	2,198	2,133,671
	Phoenix Mecano AG	139	68,600
	Plazza AG, Class A	201	71,012
	PSP Swiss Property AG	7,189	846,585
#	Rieter Holding AG	631	68,717
	Romande Energie Holding SA	39	56,327
	Schaffner Holding AG	178	53,055
	Schindler Holding AG	2,122	453,308
	Schweiter Technologies AG	283	225,836
*Ω	Sensirion Holding AG	2,434	264,080
	SFS Group AG	4,462	583,052
	SGS SA	14,000	1,266,935
	SIG Group AG	55,429	1,483,592
	Sika AG	11,846	3,272,137
#	Softwareone Holding AG	24,096	363,477
	Sonova Holding AG	6,095	1,932,884
	St Galler Kantonalbank AG	842	474,255
#	Stadler Rail AG	6,576	273,291
	Straumann Holding AG	7,160	1,077,226
	Sulzer AG	5,190	434,909
#	Swatch Group AG	3,347	1,148,230
	Swatch Group AG	6,340	399,977
#	Swiss Life Holding AG	3,161	2,086,439
	Swiss Prime Site AG	18,534	1,677,691
	Swiss Re AG	26,418	2,660,396
#*	Swiss Steel Holding AG	98,106	15,507
	Swisscom AG	5,450	3,741,700
	Swissquote Group Holding SA	2,430	520,196
	Temenos AG	15,765	1,327,943
	Thurgauer Kantonalbank	103	13,778
	TX Group AG	707	82,349
	u-blox Holding AG	983	118,496
*	UBS Group AG	148,325	3,005,213
	Valiant Holding AG	4,404	511,878
	Varia U.S. Properties AG	255	12,457
#Ω	VAT Group AG	4,084	1,440,792
	Vaudoise Assurances Holding SA	285	150,751
	Vetropack Holding AG	3,434	178,495
#*	Von Roll Holding AG	5,887	5,623
	Vontobel Holding AG	7,839	525,062
	VP Bank AG, Class A	977	108,692
	VZ Holding AG	3,197	298,204

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	V-ZUG Holding AG	608	$55,611
	Walliser Kantonalbank	547	68,607
#	Warteck Invest AG	23	52,253
	Ypsomed Holding AG	528	122,745
	Zehnder Group AG	2,871	234,505
	Zug Estates Holding AG, Class B	58	114,602
	Zuger Kantonalbank AG	29	253,940
#*	Zur Rose Group AG	425	18,595
	Zurich Insurance Group AG	8,538	4,140,522

TOTAL SWITZERLAND			87,625,142

UNITED KINGDOM — (10.2%)
	3i Group PLC	124,580	2,771,785
	4imprint Group PLC	6,185	350,987
	abrdn PLC	395,659	1,060,258
*	accesso Technology Group PLC	4,676	40,083
	Admiral Group PLC	27,835	809,000
	Advanced Medical Solutions Group PLC	9,786	30,105
	AG Barr PLC	15,984	100,921
Ω	Airtel Africa PLC	222,869	336,427
	AJ Bell PLC	70,399	289,425
Ω	Alfa Financial Software Holdings PLC	17,672	31,570
	Alliance Pharma PLC	86,713	69,448
	Antofagasta PLC	29,649	545,334
	Argentex Group PLC	13,996	21,165
*	Ascential PLC	63,839	205,010
	Ashmore Group PLC	65,852	201,849
	Ashtead Group PLC	40,996	2,363,670
*	ASOS PLC	12,032	111,979
	Associated British Foods PLC	24,575	605,493
#*Ω	Aston Martin Lagonda Global Holdings PLC	49,116	149,535
*	Auction Technology Group PLC	6,245	54,930
Ω	Auto Trader Group PLC	135,263	1,081,694
	Aviva PLC	258,292	1,375,235
	Avon Protection PLC	5,053	63,016
	B&M European Value Retail SA	177,729	1,072,941
	Balfour Beatty PLC	134,293	647,178
	Bank of Georgia Group PLC	10,615	394,881
	Barclays PLC, Sponsored ADR	134,090	1,082,106
	Barclays PLC	561,593	1,131,279
	Barratt Developments PLC	190,199	1,196,620
	Beazley PLC	76,945	577,277
	Begbies Traynor Group PLC	24,378	40,212
	Bellway PLC	28,583	866,621
	Berkeley Group Holdings PLC	15,973	893,909
	Bloomsbury Publishing PLC	22,292	125,780
	Bodycote PLC	43,219	375,343
*	boohoo Group PLC	195,553	121,323
	BRAEMAR PLC	6,415	22,652
	Breedon Group PLC	237,307	205,244
Ω	Bridgepoint Group PLC	8,238	25,021
	Britvic PLC	67,866	780,227
	Brooks Macdonald Group PLC	430	10,301
	BT Group PLC	1,494,683	2,985,318
	Bunzl PLC	17,667	703,272
	Burberry Group PLC	39,731	1,296,899
	Burford Capital Ltd.	34,386	452,315
	Bytes Technology Group PLC	48,389	252,824
*	Capita PLC	246,986	107,953

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Capricorn Energy PLC	108,255	$298,428
*	Card Factory PLC	111,232	153,156
#*	Cazoo Group Ltd.	598	1,065
	Centamin PLC	332,631	431,715
	Central Asia Metals PLC	34,294	88,709
*	CentralNic Group PLC	10,824	16,154
	Centrica PLC	1,548,758	2,225,489
	Chesnara PLC	27,424	95,704
	City of London Investment Group PLC	4,016	22,036
	Clarkson PLC	3,657	142,762
	Close Brothers Group PLC	38,529	440,389
Ω	CMC Markets PLC	18,203	42,230
	Coats Group PLC	290,877	286,439
	Coca-Cola HBC AG	16,385	500,180
	Compass Group PLC	31,218	823,555
	Computacenter PLC	18,532	537,276
Ω	ConvaTec Group PLC	130,605	361,067
*	Costain Group PLC	44,472	33,283
	Cranswick PLC	10,939	442,366
	Crest Nicholson Holdings PLC	79,999	270,322
	Croda International PLC	6,951	610,692
	Currys PLC	345,279	248,130
	CVS Group PLC	10,693	284,975
*	De La Rue PLC	30,988	16,374
*Ω	Deliveroo PLC	148,363	204,163
	DFS Furniture PLC	59,849	94,655
*	Dignity PLC	5,735	39,870
	Diploma PLC	16,605	562,690
	Direct Line Insurance Group PLC	271,618	587,087
	DiscoverIE Group PLC	11,680	124,124
	Domino’s Pizza Group PLC	65,706	243,091
	dotdigital group PLC	39,477	44,274
*	Dowlais Group PLC	227,159	378,549
	Drax Group PLC	119,759	948,982
	DS Smith PLC	281,740	1,099,986
	Dunelm Group PLC	28,460	409,784
Ω	DWF Group PLC	55,152	44,469
*	easyJet PLC	25,688	161,163
	EKF Diagnostics Holdings PLC	36,792	12,960
*	Elementis PLC	141,142	222,932
	EMIS Group PLC	11,715	240,097
*	EnQuest PLC	81,743	17,162
*	Ergomed PLC	2,670	35,853
*	Esken Ltd.	63,952	4,263
	Experian PLC	66,486	2,353,929
*	FD Technologies PLC	1,061	25,147
	FDM Group Holdings PLC	19,916	168,591
	Fevertree Drinks PLC	3,055	52,133
	Fintel PLC	1,843	4,527
	Firstgroup PLC	180,566	254,675
Ω	Forterra PLC	51,759	125,831
	Foxtons Group PLC	38,161	18,625
*	Frasers Group PLC	34,478	333,183
	Fresnillo PLC	30,100	269,370
*	Frontier Developments PLC	4,338	27,078
*Ω	Funding Circle Holdings PLC	25,584	17,674
	Future PLC	12,580	178,508
	Galliford Try Holdings PLC	23,713	52,974
	Games Workshop Group PLC	7,680	958,602

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Gamma Communications PLC	10,673	$156,490
	GB Group PLC	2,599	10,626
	Genuit Group PLC	30,899	116,794
	Gooch & Housego PLC	3,221	20,957
	Grafton Group PLC	52,010	567,276
	Grainger PLC	170,399	554,389
*	Greencore Group PLC	111,256	119,953
	Greggs PLC	27,506	976,901
*	Griffin Mining Ltd	19,064	22,818
*Ω	Gym Group PLC	18,544	24,227
	H&T Group PLC	5,751	33,060
	Haleon PLC	124,398	546,940
	Halfords Group PLC	56,734	149,861
	Halma PLC	14,515	422,145
	Harbour Energy PLC	58,409	181,699
	Hargreaves Lansdown PLC	56,068	567,646
	Harworth Group PLC	20,417	30,027
	Hays PLC	301,909	433,135
	Headlam Group PLC	17,304	63,397
	Helical PLC	31,554	118,699
*	Helios Towers PLC	157,264	205,562
	Henry Boot PLC	23,100	69,226
	Hill & Smith PLC	11,986	207,353
	Hilton Food Group PLC	16,062	137,068
	Hiscox Ltd.	53,110	790,442
	Hochschild Mining PLC	81,816	73,922
	Hollywood Bowl Group PLC	37,277	112,764
*Ω	Hostelworld Group PLC	14,765	23,127
	Howden Joinery Group PLC	126,263	1,088,435
#	HSBC Holdings PLC, Sponsored ADR	160,754	5,795,182
	Hunting PLC	41,131	121,016
*	Hyve Group PLC	40,610	61,479
Ω	Ibstock PLC	88,680	189,559
	IDOX PLC	36,520	31,189
	IG Group Holdings PLC	70,696	652,631
	IMI PLC	55,855	1,120,671
	Impax Asset Management Group PLC	13,139	129,887
	Inchcape PLC	93,402	950,875
*	Indivior PLC	42,059	807,278
	Informa PLC	99,345	903,155
	IntegraFin Holdings PLC	40,607	138,804
#	InterContinental Hotels Group PLC, ADR	6,252	433,126
	InterContinental Hotels Group PLC	4,909	337,525
	Intermediate Capital Group PLC	33,966	557,722
	International Distributions Services PLC	210,666	670,692
	International Personal Finance PLC	63,650	78,786
	Intertek Group PLC	15,103	790,102
	Investec PLC	142,732	795,665
	iomart Group PLC	19,352	37,304
	IP Group PLC	217,849	154,083
#*	IQE PLC	135,862	42,205
	ITV PLC	831,493	846,309
*	IWG PLC	191,457	408,898
	J Sainsbury PLC	347,335	1,206,991
*	James Fisher & Sons PLC	11,386	46,427
	James Halstead PLC	26,077	68,151
	JD Sports Fashion PLC	364,591	739,962
*	John Wood Group PLC	114,606	325,191
	Johnson Matthey PLC	37,464	925,496

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Johnson Service Group PLC	88,685	$135,581
Ω	JTC PLC	1,392	13,886
	Jupiter Fund Management PLC	134,713	220,478
*Ω	Just Eat Takeaway.com NV	13,697	240,088
	Just Group PLC	300,655	334,081
	Kainos Group PLC	19,117	298,346
	Keller Group PLC	20,981	175,931
*	Kier Group PLC	83,241	80,340
*	Kin & Carta PLC	20,775	20,912
	Kingfisher PLC	398,610	1,291,933
	Kitwave Group PLC	2,826	9,540
	Lancashire Holdings Ltd	52,020	400,962
	Legal & General Group PLC	457,399	1,349,566
*	Liberty Global PLC, Class A	707	13,794
*	Liberty Global PLC, Class C	4,143	84,269
	Liontrust Asset Management PLC	12,563	136,052
	Lloyds Banking Group PLC	3,112,345	1,890,814
#	Lloyds Banking Group PLC, ADR	255,098	617,337
	London Stock Exchange Group PLC	7,974	837,245
	Lookers PLC	75,313	82,015
	LSL Property Services PLC	22,137	75,394
Ω	Luceco PLC	23,776	33,464
	M&G PLC	406,035	1,049,412
	Macfarlane Group PLC	21,157	28,518
	Man Group PLC	357,987	1,023,831
*	Marks & Spencer Group PLC	456,399	944,332
	Marshalls PLC	13,299	50,210
	Me Group International PLC	91,911	148,683
	Mears Group PLC	28,866	80,392
	Medica Group PLC	4,556	12,209
	Melrose Industries PLC	227,159	1,170,117
*	Metro Bank PLC	28,971	37,150
	Midwich Group PLC	5,324	31,043
	MJ Gleeson PLC	8,904	47,841
	Mondi PLC	58,162	926,831
	Moneysupermarket.com Group PLC	127,626	440,710
	Morgan Advanced Materials PLC	68,658	265,424
	Morgan Sindall Group PLC	10,265	218,941
	Mortgage Advice Bureau Holdings Ltd	3,625	35,489
*	Motorpoint group PLC	15,378	26,073
	Mountview Estates PLC	2	282
#*	N Brown Group PLC	54,752	19,996
	National Express Group PLC	144,273	220,493
	National Grid PLC	6,989	100,209
	National Grid PLC, Sponsored ADR	18,410	1,319,112
	NatWest Group PLC	287,827	948,130
	NCC Group PLC	28,823	38,893
*Ω	Network International Holdings PLC	4,945	24,083
	Next 15 Group PLC	19,039	201,664
	Next PLC	10,782	914,818
	Ninety One PLC	106,231	241,252
*	NIOX GROUP PLC	29,532	17,190
	Norcros PLC	20,097	49,307
	Numis Corp. PLC	16,969	72,655
*	Ocado Group PLC	29,630	188,576
*Ω	On the Beach Group PLC	12,306	20,468
	OSB Group PLC	97,156	608,327
	Oxford Instruments PLC	8,305	288,034
	Pagegroup PLC	79,979	456,435

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Pan African Resources PLC	399,636	$88,662
	Paragon Banking Group PLC	68,444	432,609
*	Parkmead Group PLC	14,605	4,759
	PayPoint PLC	17,555	96,951
	Pearson PLC	73,704	820,015
	Pearson PLC, Sponsored ADR	33,717	372,236
*	Pendragon PLC	281,205	62,411
	Pennon Group PLC	41,086	444,327
	Persimmon PLC	55,722	922,182
*	Petra Diamonds Ltd.	33,481	28,671
#*	Petrofac Ltd.	84,491	75,939
	Pets at Home Group PLC	100,508	487,601
*	Pharos Energy PLC	70,803	20,542
	Phoenix Group Holdings PLC	107,034	797,462
	Phoenix Spree Deutschland Ltd.	6,073	15,461
	Plus500 Ltd.	23,923	500,484
	Polar Capital Holdings PLC	17,335	106,701
	Porvair PLC	6,060	47,405
	PPHE Hotel Group Ltd.	2,064	29,207
	Premier Foods PLC	243,135	381,657
#	Prudential PLC, ADR	17,156	525,831
	Prudential PLC	14,561	222,798
*	PureTech Health PLC	36,657	96,543
	PZ Cussons PLC	39,184	98,817
Ω	Quilter PLC	261,099	279,506
	Rathbones Group PLC	12,413	305,271
*††	Raven Property Group Ltd.	60,364	0
	Reach PLC	108,595	115,574
	Record PLC	16,493	17,561
	Redde Northgate PLC	65,504	309,812
	Redrow PLC	75,100	489,619
	RELX PLC, Sponsored ADR	55,354	1,832,759
	RELX PLC	22,194	738,368
	Renew Holdings PLC	7,386	67,540
*	Renewi PLC	22,215	167,859
	Renishaw PLC	4,837	219,405
*	Renold PLC	42,813	14,646
	Rentokil Initial PLC	142,147	1,131,669
	RHI Magnesita NV	9,348	264,223
	Rightmove PLC	121,093	876,480
	Rio Tinto PLC	59,752	3,798,576
	Rio Tinto PLC, Sponsored ADR	62,597	4,005,582
	Robert Walters PLC	12,249	65,592
*	Rolls-Royce Holdings PLC	478,334	916,330
	Rotork PLC	125,868	518,738
	RS GROUP PLC	59,094	685,611
	RWS Holdings PLC	22,360	71,794
	S&U PLC	934	28,678
*	S4 Capital PLC	33,714	61,978
Ω	Sabre Insurance Group PLC	20,278	32,244
*	Saga PLC	26,877	44,165
	Sage Group PLC	54,291	559,899
*	Savannah Energy PLC	40,848	13,214
	Savills PLC	32,429	392,584
	Schroders PLC	77,849	476,818
	ScS Group PLC	2,043	4,532
	Senior PLC	76,307	157,492
	Severfield PLC	70,159	53,019
	Severn Trent PLC	16,944	624,108

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	SIG PLC	196,538	$110,113
	Sirius Real Estate Ltd.	169,621	171,980
	Smart Metering Systems PLC	15,309	152,760
#	Smith & Nephew PLC, Sponsored ADR	16,569	541,806
	Smith & Nephew PLC	16,919	278,652
	Smiths Group PLC	50,988	1,078,123
	Smiths News PLC	21,046	14,011
	Softcat PLC	29,452	496,230
*	SolGold PLC	53,128	12,721
	Spectris PLC	9,560	452,739
	Speedy Hire PLC	139,589	56,444
	Spirax-Sarco Engineering PLC	4,862	679,416
	Spirent Communications PLC	108,335	246,314
	SSE PLC	57,713	1,331,621
*	SSP Group PLC	156,919	508,392
	St. James’s Place PLC	24,230	368,492
*	Staffline Group PLC	8,448	4,327
	Standard Chartered PLC	221,197	1,752,573
	SThree PLC	31,635	167,857
	Strix Group PLC	22,194	30,634
*††	Studio Retail Group PLC	18,658	0
	STV Group PLC	5,073	16,012
*	Superdry PLC	9,884	10,715
	Synthomer PLC	70,622	106,412
	Tate & Lyle PLC	78,344	803,331
	Tatton Asset Management PLC	2,837	16,795
	Taylor Wimpey PLC	651,720	1,051,789
	TBC Bank Group PLC	9,175	271,420
	TClarke PLC	6,189	10,714
	Telecom Plus PLC	14,570	330,488
	Tesco PLC	602,611	2,130,503
*	THG PLC	122,924	155,075
Ω	TI Fluid Systems PLC	49,175	65,365
	Topps Tiles PLC	31,329	20,152
	TP ICAP Group PLC	178,790	382,468
	Travis Perkins PLC	70,934	856,084
*	Tremor International Ltd	1,896	5,308
	TT Electronics PLC	56,108	119,996
	Tyman PLC	29,255	90,708
	Unilever PLC, Sponsored ADR	87,906	4,881,420
	Unilever PLC	7,125	396,794
	United Utilities Group PLC	43,723	593,954
	UP Global Sourcing Holdings PLC	3,773	6,597
	Vanquis Banking Group PLC	62,452	176,646
*	Verici Dx PLC	736	129
	Vertu Motors PLC	95,932	69,721
	Vesuvius PLC	51,019	260,402
	Victrex PLC	11,267	238,084
	VIDENDUM PLC	7,382	72,887
	Virgin Money UK PLC	328,136	644,917
	Vistry Group PLC	59,582	587,288
	Vodafone Group PLC	2,195,524	2,637,099
	Volex PLC	16,823	54,081
	Volution Group PLC	30,936	168,985
	Vp PLC	2,866	23,050
*Ω	Watches of Switzerland Group PLC	50,848	532,277
	Watkin Jones PLC	35,437	43,143
	Weir Group PLC	24,209	560,277
	WH Smith PLC	29,451	584,193

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
UNITED KINGDOM — (Continued)
Whitbread PLC	27,241	$1,115,030
Wickes Group PLC	62,720	106,190
Wilmington PLC	1,608	5,508
Wincanton PLC	30,464	82,417
* Wise PLC, Class A	5,836	40,407
WPP PLC, Sponsored ADR	4,248	246,002
WPP PLC	68,484	798,141
* Xaar PLC	15,586	34,206
XP Power Ltd.	1,056	29,334
XPS Pensions Group PLC	14,341	29,368
Zotefoams PLC	1,696	8,085

TOTAL UNITED KINGDOM		150,472,059

UNITED STATES — (0.2%)
ADTRAN Holdings, Inc	12,233	110,341
Ferguson PLC	19,973	2,819,877
* Noble Corp. PLC	6,482	243,205

TOTAL UNITED STATES		3,173,423

TOTAL COMMON STOCKS		1,351,839,288

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Bayerische Motoren Werke AG	4,660	495,333
* Dr Ing hc F Porsche AG	4,445	556,598
Draegerwerk AG & Co. KGaA	2,600	146,311
Fuchs Petrolub SE	16,167	638,709
Henkel AG & Co. KGaA	10,754	869,445
Jungheinrich AG	13,726	532,016
Porsche Automobil Holding SE	13,278	739,548
Sixt SE	4,468	355,976
STO SE & Co. KGaA	686	133,723
Volkswagen AG	20,938	2,859,079

TOTAL GERMANY		7,326,738

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
* Decmil Group Ltd. Warrants 09/06/23	295	0
* Highfield Resources Ltd. Warrants 06/19/24	738	0

AUSTRIA — (0.0%)
*†† CA Immobilien Anlagen AG	10,722	0
*†† S Immo AG 8/11/23	8,446	0

FRANCE — (0.0%)
#* Arabi Group Holding KSC Rights 05/02/23	4,927	8,004

ITALY — (0.0%)
#* Webuild SpA Warrants 08/02/30	1,055	0

SINGAPORE — (0.0%)
* Ezion Holdings Ltd.	155,491	0

SPAIN — (0.0%)
* Faes Farma SA Rights 05/02/23	99,197	13,453

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
SPAIN — (Continued)
* Tecnicas Reunidas SA Rights 05/02/23	2,606	$2,963

TOTAL SPAIN		16,416

TOTAL RIGHTS/WARRANTS		24,420

TOTAL INVESTMENT SECURITIES (Cost $1,179,473,339)		1,359,190,446

		Value†
SECURITIES LENDING COLLATERAL — (7.6%)
@§ The DFA Short Term Investment Fund	9,705,896	112,268,102

TOTAL INVESTMENTS — (100.0%) (Cost $1,291,734,074)		$1,471,458,548

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$206,594	$81,366,725	$2,128		$81,575,447
Austria	—	9,676,130	—		9,676,130
Belgium	364,335	16,210,861	—		16,575,196
Canada	146,615,775	383,498	—		146,999,273
China	286,592	164,508	—		451,100
Denmark	—	23,692,075	—		23,692,075
Finland	519,879	25,517,662	—		26,037,541
France	530,125	119,987,781	—		120,517,906
Germany	2,061,860	97,110,955	—		99,172,815
Hong Kong	7,190	33,078,400	2,509		33,088,099
Ireland	4,637,861	8,049,251	—		12,687,112
Israel	269,207	11,428,946	—		11,698,153
Italy	319,083	41,881,923	—		42,201,006
Japan	536,364	307,534,131	—		308,070,495
Netherlands	11,769,219	38,356,461	—		50,125,680
New Zealand	—	4,929,134	—		4,929,134
Norway	161,066	12,992,999	—		13,154,065
Portugal	—	5,449,741	—		5,449,741
Singapore	—	15,618,819	21,326		15,640,145
Spain	588,463	41,097,481	—		41,685,944
Sweden	5,450	47,136,157	—		47,141,607
Switzerland	8,761,545	78,863,597	—		87,625,142
United Kingdom	22,130,176	128,341,883	—		150,472,059
United States	669,458	2,503,965	—		3,173,423
Preferred Stocks
Germany	—	7,326,738	—		7,326,738
Rights/Warrants
France	—	8,004	—		8,004
Spain	—	16,416	—		16,416
Securities Lending Collateral	—	112,268,102	—		112,268,102

TOTAL	$200,440,242	$1,270,992,343	$25,963	^	$1,471,458,548

^	reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.2%)
BRAZIL — (3.1%)
	AES Brasil Energia SA	73,624	$157,646
	Aliansce Sonae Shopping Centers SA	160,797	600,917
	Alper Consultoria e Corretora de Seguros SA	5,400	29,664
	Alupar Investimento SA	57,552	312,003
	Ambipar Participacoes e Empreendimentos SA	21,700	89,188
*	Anima Holding SA	123,723	57,300
	Arezzo Industria e Comercio SA	13,770	183,258
	Atacadao SA	146,597	315,954
	Auren Energia SA	73,712	233,204
	B3 SA—Brasil Bolsa Balcao	538,022	1,259,894
	Banco Bradesco SA	173,504	432,038
	Banco BTG Pactual SA	186,055	873,613
	Banco do Brasil SA	105,214	904,100
	Banco Modal SA	146,400	57,529
	Banco Santander Brasil SA	42,188	227,273
	BB Seguridade Participacoes SA	105,895	728,429
	Bemobi Mobile Tech SA	25,300	69,339
	Boa Safra Sementes SA	11,700	25,709
	Boa Vista Servicos SA	63,600	95,888
	BrasilAgro—Co. Brasileira de Propriedades Agricolas	24,270	117,559
	Braskem SA, ADR, Class A	23,028	181,000
*	BRF SA	275,634	350,359
*	C&A MODAS SA	53,100	29,596
	Caixa Seguridade Participacoes SA	76,298	144,709
	Camil Alimentos SA	65,153	94,050
	CCR SA.	532,927	1,449,902
	Centrais Eletricas Brasileiras SA	159,201	1,080,427
	Cia Brasileira de Aluminio	90,600	95,908
*	Cia Brasileira de Distribuicao	87,133	262,038
*	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	50,436	466,461
#*	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	10,066	93,111
	Cia de Saneamento de Minas Gerais Copasa MG	67,860	231,833
	Cia de Saneamento do Parana	101,409	386,297
	Cia de Saneamento do Parana	86,400	63,919
	Cia Energetica de Minas Gerais	68,848	278,828
	Cia Paranaense de Energia	51,300	73,127
	Cia Paranaense de Energia	14,600	114,334
	Cia Siderurgica Nacional SA, Sponsored ADR	226,512	645,559
	Cia Siderurgica Nacional SA	10,983	31,290
	Cielo SA	605,231	662,529
*	Clear Sale SA	22,400	26,272
	CM Hospitalar SA	3,800	12,098
*	Cogna Educacao SA	966,055	395,115
*	Construtora Tenda SA	36,123	42,295
	Cosan SA	219,134	658,131
	CPFL Energia SA	42,500	282,379
	Cruzeiro do Sul Educacional SA	76,700	37,367
	Cury Construtora e Incorporadora SA	41,911	104,025
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	154,378	478,195
Ω	Desktop—Sigmanet Comunicacao Multimidia S.A	9,500	16,799
	Dexco SA	244,251	288,431
	Diagnosticos da America SA	12,600	21,346
	Dimed SA Distribuidora da Medicamentos	42,400	88,238
	Direcional Engenharia SA	42,596	134,079
	EcoRodovias Infraestrutura e Logistica SA	92,287	114,161

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	EDP—Energias do Brasil SA	103,212	$465,590
*	Embraer SA	293,644	1,143,303
*	Embraer SA, Sponsored ADR	20,647	318,996
	Empreendimentos Pague Menos SA	79,169	46,665
	Energisa SA	69,555	582,902
	Engie Brasil Energia SA	40,511	334,871
	Equatorial Energia SA	228,817	1,254,232
	Eternit SA	33,900	63,616
	Even Construtora e Incorporadora SA	50,000	50,624
	Ez Tec Empreendimentos e Participacoes SA	58,500	170,417
	Fleury SA	88,572	257,842
	Fras-Le SA	24,144	45,405
	Gerdau SA, Sponsored ADR	181,225	904,312
Ω	GPS Participacoes e Empreendimentos SA	37,660	95,060
	Grendene SA	114,636	187,773
	Grupo De Moda Soma SA	188,610	317,640
*	Grupo Mateus SA	232,565	256,914
	Grupo SBF SA	35,900	55,277
	Guararapes Confeccoes SA	48,436	41,077
*	Hidrovias do Brasil SA	169,187	86,836
*††	Hua Han Health Industry Holdings Ltd.	928,000	0
	Instituto Hermes Pardini SA	31,468	127,757
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	11,100	50,228
*	International Meal Co. Alimentacao SA, Class A	88,416	37,226
	Iochpe-Maxion SA	97,579	222,046
	Irani Papel e Embalagem SA	54,700	95,191
*	IRB-Brasil Resseguros SA	30,852	194,659
	Itau Unibanco Holding SA	54,962	243,416
	Jalles Machado SA	71,400	112,515
	JBS SA	296,049	1,062,448
	JHSF Participacoes SA	181,166	140,929
	JSL SA	29,824	43,052
	Kepler Weber SA	65,832	95,162
	Klabin SA	448,243	1,719,172
	Lavvi Empreendimentos Imobiliarios Ltda.	44,000	47,636
	Light SA	109,719	70,832
	Localiza Rent a Car SA	27,488	319,693
*Ω	Locaweb Servicos de Internet SA	128,077	135,067
	LOG Commercial Properties e Participacoes SA	15,776	51,840
*	Log-in Logistica Intermodal SA	16,433	127,404
*	Lojas Quero Quero SA	90,743	74,773
	Lojas Renner SA	243,102	772,031
	M Dias Branco SA	37,098	212,720
*	Magazine Luiza SA	443,635	297,073
	Mahle Metal Leve SA	20,837	120,106
	Marcopolo SA	67,500	37,757
*Ω	Meliuz SA	176,800	30,484
	Melnick Even Desenvolvimento Imobiliario SA	29,600	20,593
	Mills Estruturas e Servicos de Engenharia SA	70,540	129,404
	Minerva SA	111,500	191,131
*	Moura Dubeux Engenharia SA	28,600	31,938
	Movida Participacoes SA	79,274	136,844
	MRV Engenharia e Participacoes SA	161,741	233,477
	Multilaser Industrial SA	73,000	29,125
	Multiplan Empreendimentos Imobiliarios SA	35,300	183,301
	Natura & Co. Holding SA	372,721	826,475
	Neoenergia SA	58,349	180,739
	Odontoprev SA	97,245	194,966
*	Omega Energia SA	66,853	123,846

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*	Orizon Valorizacao de Residuos SA	8,925	$61,375
	Pet Center Comercio e Participacoes SA	140,198	173,428
*	Petro Rio SA	139,482	971,775
	Plano & Plano Desenvolvimento Imobiliario SA	17,038	20,906
	Porto Seguro SA	97,682	492,151
	Portobello SA	34,800	42,071
	Positivo Tecnologia SA	65,400	98,209
	Qualicorp Consultoria e Corretora de Seguros SA	54,281	43,205
	Raia Drogasil SA	177,005	932,614
	Romi SA	42,127	126,522
	Rumo SA	96,358	380,577
	Santos Brasil Participacoes SA	142,488	241,679
	Sao Carlos Empreendimentos e Participacoes SA	8,500	27,931
	Sao Martinho SA	108,742	684,570
#	Sendas Distribuidora SA, ADR	14,190	174,111
	Sendas Distribuidora SA	195,105	480,741
*Ω	Ser Educacional SA	16,900	10,944
	SIMPAR SA	165,200	254,037
	Sinqia SA	5,600	17,874
	SLC Agricola SA	54,289	473,471
	Suzano SA	238,550	1,903,503
	Tegma Gestao Logistica SA	11,988	45,281
	Telefonica Brasil SA	70,769	583,428
#	Telefonica Brasil SA, ADR	10,963	89,568
	TIM SA	212,581	596,683
	TOTVS SA	95,358	490,574
	Transmissora Alianca de Energia Eletrica SA	118,153	863,916
	Tres Tentos Agroindustrial SA	38,033	82,733
	Trisul SA	36,300	25,618
	Tupy SA	40,100	179,283
	Ultrapar Participacoes SA	287,066	831,074
#	Ultrapar Participacoes SA, Sponsored ADR	43,722	125,482
	Unifique Telecomunicacoes SA	38,000	26,056
	Unipar Carbocloro SA	13,846	174,192
	Usinas Siderurgicas de Minas Gerais SA Usiminas	45,290	64,015
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	44,392	93,629
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	41,200	100,939
*	Via SA	625,943	230,910
	Vibra Energia SA	315,607	835,240
	Vivara Participacoes SA	22,000	93,993
	Vulcabras Azaleia SA	51,709	137,986
	WEG SA	125,908	1,038,000
	Wilson Sons Holdings Brasil SA	81,636	163,671
	Wiz Co	24,800	29,385
*	XP, Inc., BDR	4,505	65,465
	YDUQS Participacoes SA	155,961	253,900
*	Zamp SA	109,000	91,784

TOTAL BRAZIL.			46,531,620

CHILE — (0.6%)
	Aguas Andinas SA, Class A.	905,121	273,583
	Banco de Chile	282,034	30,029
	Banco de Chile, ADR	24,944	528,818
	Banco de Credito e Inversiones SA	7,686	231,842
	Banco Itau Chile SA, ADR	4,431	15,154
	Banco Itau Chile SA	66,205,529	149,265
	Banco Santander Chile, ADR	13,592	260,287
	Banco Santander Chile	185,879	8,888

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Besalco SA	205,938	$102,957
*	Camanchaca SA	88,516	6,085
	CAP SA	37,382	261,686
	Cencosud SA	319,610	651,296
	Cencosud Shopping SA	103,877	164,710
	Cia Sud Americana de Vapores SA	2,679,959	273,855
	Embotelladora Andina SA, ADR, Class B	16,015	242,147
	Empresa Nacional de Telecomunicaciones SA	83,523	347,439
	Empresas CMPC SA	201,791	316,216
	Empresas COPEC SA	68,296	475,217
	Enel Americas SA	804,146	109,577
	Enel Chile SA	4,485,399	255,594
	Falabella SA	78,399	168,112
	Forus SA	32,824	59,162
	Grupo Security SA	895,898	188,680
	Hortifrut SA	97,666	154,439
	Inversiones Aguas Metropolitanas SA	263,373	182,705
	Inversiones La Construccion SA	12,479	78,839
	Masisa SA	423,789	15,692
	Molibdenos y Metales SA	3,068	13,302
	Multiexport Foods SA	291,740	82,038
	Parque Arauco SA	159,932	226,649
	PAZ Corp. SA	82,712	45,338
	Plaza SA	56,599	72,567
	Ripley Corp. SA	445,297	90,356
	Salfacorp SA	311,425	126,422
	Sigdo Koppers SA	163,912	231,477
	SMU SA	1,180,716	206,232
	Sociedad Matriz SAAM SA	2,690,477	274,330
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	19,375	1,307,425
	Socovesa SA	166,772	19,420
	SONDA SA	271,865	139,049

TOTAL CHILE			8,386,879

CHINA — (27.4%)
	360 Security Technology, Inc., Class A	29,900	69,092
#*	361 Degrees International Ltd.	454,000	256,464
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	51,300	227,780
Ω	3SBio, Inc.	795,000	796,559
	5I5J Holding Group Co. Ltd., Class A	119,400	54,084
*††	A Metaverse Co	70,000	259
*	AAC Technologies Holdings, Inc.	435,000	919,667
Ω	AAG Energy Holdings Ltd.	500,860	104,936
	Accelink Technologies Co. Ltd., Class A	22,400	77,571
	ADAMA Ltd., Class A	24,500	30,270
	Addsino Co. Ltd., Class A	28,300	41,492
*	Advanced Technology & Materials Co. Ltd., Class A	41,100	52,180
	AECC Aero-Engine Control Co. Ltd., Class A	15,600	53,776
	Aerospace Hi-Tech Holdings Group Ltd., Class A	26,500	37,174
*	Agile Group Holdings Ltd.	1,176,749	239,421
*	Agora, Inc., ADR.	29,510	98,858
	Agricultural Bank of China Ltd., Class H	5,709,000	2,207,284
	Aier Eye Hospital Group Co. Ltd., Class A	48,710	207,370
*	Air China Ltd., Class H	66,000	58,422
	Aisino Corp., Class A	32,500	68,358
	Ajisen China Holdings Ltd.	284,000	35,526
Ω	Ak Medical Holdings Ltd.	110,000	147,836
*	Alibaba Group Holding Ltd., Sponsored ADR	144,635	12,249,138
*	Alibaba Group Holding Ltd.	1,637,700	17,316,422

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*	Alibaba Health Information Technology Ltd.	298,000	$214,801
*	Alibaba Pictures Group Ltd.	6,890,000	438,457
Ω	A-Living Smart City Services Co. Ltd.	499,250	400,965
	All Winner Technology Co. Ltd., Class A	7,050	26,956
*Ω	Alliance International Education Leasing Holdings Ltd.	108,000	75,940
	Allmed Medical Products Co. Ltd., Class A	22,700	37,598
*	Amlogic Shanghai Co. Ltd., Class A	7,652	92,618
	Amoy Diagnostics Co. Ltd., Class A	16,840	68,474
	Angang Steel Co. Ltd., Class H	927,200	308,006
	Anhui Anke Biotechnology Group Co. Ltd., Class A	25,860	41,271
	Anhui Construction Engineering Group Co. Ltd., Class A	66,500	60,605
	Anhui Expressway Co. Ltd., Class H	148,000	150,778
	Anhui Guangxin Agrochemical Co. Ltd., Class A	26,545	112,028
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	22,360	104,100
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	38,700	46,332
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	120,960	91,790
	Anhui Jinhe Industrial Co. Ltd., Class A	23,705	88,408
*	Anhui Tatfook Technology Co. Ltd., Class A	23,100	30,485
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	12,400	20,749
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	56,200	57,974
	Anhui Xinhua Media Co. Ltd., Class A	27,300	31,242
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	44,100	74,474
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	1,704	66,558
	Anjoy Foods Group Co. Ltd., Class A	1,800	44,246
	Anker Innovations Technology Co. Ltd., Class A	5,200	55,088
	ANTA Sports Products Ltd.	226,600	2,815,782
*Ω	Antengene Corp. Ltd.	118,000	40,754
*	Anton Oilfield Services Group	1,610,000	93,672
	Aoshikang Technology Co. Ltd., Class A	9,800	56,934
*	Aotecar New Energy Technology Co. Ltd., Class A	119,900	44,747
*	Aowei Holdings Ltd.	78,000	6,839
*††	Aoyuan Healthy Life Group Co. Ltd.	70,000	3,110
	Apeloa Pharmaceutical Co. Ltd., Class A	31,300	93,487
	ApicHope Pharmaceutical Co. Ltd., Class A	8,280	57,419
	APT Satellite Holdings Ltd.	234,000	75,508
	Archermind Technology Nanjing Co. Ltd., Class A	2,900	18,721
#*Ω	Archosaur Games, Inc.	61,000	38,782
*Ω	Ascletis Pharma, Inc.	156,000	50,699
*	Asia—Potash International Investment Guangzhou Co. Ltd., Class A	19,800	69,831
Ω	AsiaInfo Technologies Ltd.	91,600	167,686
	Asymchem Laboratories Tianjin Co. Ltd., Class A	5,500	100,594
	Autobio Diagnostics Co. Ltd., Class A	8,510	70,377
	Avary Holding Shenzhen Co. Ltd., Class A	36,300	137,195
	AVIC Industry-Finance Holdings Co. Ltd., Class A	97,000	53,579
	AviChina Industry & Technology Co. Ltd., Class H	1,397,000	755,095
	AVICOPTER PLC, Class A	6,300	38,727
	Bafang Electric Suzhou Co. Ltd., Class A	3,300	42,553
Ω	BAIC Motor Corp. Ltd., Class H	1,137,500	320,138
*	Baidu, Inc., Sponsored ADR.	1,808	218,063
*	Baidu, Inc., Class A	109,350	1,645,925
Ω	BAIOO Family Interactive Ltd.	594,000	32,293
	Bank of Beijing Co. Ltd., Class A	130,600	89,445
	Bank of Changsha Co. Ltd., Class A	82,696	97,868
	Bank of Chengdu Co. Ltd., Class A	78,900	156,839
	Bank of China Ltd., Class H	17,477,356	6,979,721
	Bank of Chongqing Co. Ltd., Class H	349,500	198,337
	Bank of Communications Co. Ltd., Class H	1,926,580	1,244,378
	Bank of Guiyang Co. Ltd., Class A	110,617	90,321
	Bank of Hangzhou Co. Ltd., Class A	68,800	124,874

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Bank of Jiangsu Co. Ltd., Class A	243,020	$270,825
	Bank of Nanjing Co. Ltd., Class A	192,900	262,465
	Bank of Ningbo Co. Ltd., Class A	99,358	393,438
	Bank of Shanghai Co. Ltd., Class A	164,800	149,514
	Bank of Suzhou Co. Ltd., Class A	94,050	102,171
*	Bank of Tianjin Co. Ltd., Class H	45,000	10,728
*Ω	Bank of Zhengzhou Co. Ltd., Class H	85,910	11,834
	Baoshan Iron & Steel Co. Ltd., Class A	371,500	345,878
*	Baoye Group Co. Ltd., Class H	98,000	52,352
*	Baozun, Inc., Sponsored ADR	15,148	70,135
#*	Baozun, Inc., Class A	21,500	32,802
	Bear Electric Appliance Co. Ltd., Class A	5,300	64,573
	Befar Group Co. Ltd., Class A	29,100	21,178
	Beibuwan Port Co. Ltd., Class A	64,100	79,384
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	12,430	78,365
	Beijing Capital Development Co. Ltd., Class A	84,000	54,287
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	232,810	100,975
*	Beijing Capital International Airport Co. Ltd., Class H	942,000	733,862
	Beijing Career International Co. Ltd., Class A	10,300	60,585
	Beijing Certificate Authority Co. Ltd., Class A	5,850	27,924
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	18,750	47,924
*	Beijing Compass Technology Development Co. Ltd., Class A	6,300	45,380
	Beijing Ctrowell Technology Corp. Ltd., Class A	17,000	23,128
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	48,088	49,139
	Beijing Dahao Technology Corp. Ltd., Class A	10,168	21,694
	Beijing Easpring Material Technology Co. Ltd., Class A	9,500	73,654
*	Beijing Energy International Holding Co. Ltd	1,888,000	46,845
	Beijing Enlight Media Co. Ltd., Class A	22,800	33,689
	Beijing Enterprises Water Group Ltd.	2,286,000	580,498
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	56,956	81,271
	Beijing Haixin Energy Technology Co. Ltd., Class A	94,100	49,255
*	Beijing Hezong Science & Technology Co. Ltd., Class A	28,000	19,073
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	1,105	42,620
*	Beijing Jetsen Technology Co. Ltd., Class A	116,600	117,472
	Beijing Jingneng Clean Energy Co. Ltd., Class H	330,000	80,960
	Beijing Jingyuntong Technology Co. Ltd., Class A	111,000	101,074
	Beijing Kingsoft Office Software, Inc., Class A	698	44,470
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	3,700	19,264
	Beijing New Building Materials PLC, Class A	29,454	112,821
	Beijing North Star Co. Ltd., Class H	420,000	48,175
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	90,100	25,264
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	44,600	73,871
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	27,903	119,627
	Beijing Originwater Technology Co. Ltd., Class A	59,567	47,074
*	Beijing Philisense Technology Co. Ltd., Class A	37,600	20,229
	Beijing Roborock Technology Co. Ltd., Class A	1,861	81,580
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	4,400	11,166
	Beijing Shiji Information Technology Co. Ltd., Class A	6,476	17,940
	Beijing Shougang Co. Ltd., Class A	86,200	46,080
	Beijing Sinnet Technology Co. Ltd., Class A	30,500	54,329
	Beijing SL Pharmaceutical Co. Ltd., Class A	37,800	51,905
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	52,100	42,174
	Beijing Strong Biotechnologies, Inc., Class A	18,900	63,896
	Beijing SuperMap Software Co. Ltd., Class A	12,757	39,148
*	Beijing Thunisoft Corp. Ltd., Class A	23,000	29,875
	Beijing Tiantan Biological Products Corp. Ltd., Class A	13,104	50,803
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	143,000	292,200
	Beijing Ultrapower Software Co. Ltd., Class A	28,000	55,627

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing United Information Technology Co. Ltd., Class A	6,054	$52,614
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	125,000	40,701
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	6,960	105,568
*	Beijing Watertek Information Technology Co. Ltd., Class A	55,100	25,087
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	7,400	75,762
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	34,040	58,439
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	289,300	227,032
	Beken Corp., Class A	3,600	15,279
	Bengang Steel Plates Co. Ltd., Class A	100,200	58,522
*	Berry Genomics Co. Ltd., Class A	7,300	13,370
	Best Pacific International Holdings Ltd., Class H	134,000	18,970
	Bestsun Energy Co. Ltd., Class A	40,000	24,731
	Bethel Automotive Safety Systems Co. Ltd., Class A	4,705	43,628
	Betta Pharmaceuticals Co. Ltd., Class A	5,000	49,229
	Biem.L.Fdlkk Garment Co. Ltd., Class A	9,200	47,902
*	Bilibili, Inc., Class Z	18,060	367,397
	Binjiang Service Group Co. Ltd	31,500	96,361
	Black Peony Group Co. Ltd., Class A	31,440	30,340
	Bloomage Biotechnology Corp. Ltd., Class A	4,323	62,147
Ω	Blue Moon Group Holdings Ltd.	240,000	142,781
*	Blue Sail Medical Co. Ltd., Class A	38,300	42,209
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	49,200	93,044
Ω	BOC Aviation Ltd.	96,600	765,648
	BOC International China Co. Ltd., Class A	77,600	120,543
*	Bohai Leasing Co. Ltd., Class A	331,000	105,248
	Bosideng International Holdings Ltd	1,382,000	681,571
	Bright Dairy & Food Co. Ltd., Class A	59,269	92,534
	Bright Real Estate Group Co. Ltd., Class A	53,200	17,089
	BrightGene Bio-Medical Technology Co. Ltd., Class A	8,539	29,680
††	Brilliance China Automotive Holdings Ltd.	1,238,000	520,408
	B-Soft Co. Ltd., Class A	49,800	61,898
	BTG Hotels Group Co. Ltd., Class A	12,300	38,496
#*	Burning Rock Biotech Ltd., ADR	20,849	64,840
	BYD Co. Ltd., Class H	108,000	3,275,234
	BYD Electronic International Co. Ltd.	211,500	641,424
	By-health Co. Ltd., Class A	29,500	101,707
	C C Land Holdings Ltd.	726,187	151,851
	C&D International Investment Group Ltd.	248,422	765,048
	C&S Paper Co. Ltd., Class A	39,900	67,938
	Cabbeen Fashion Ltd	119,000	14,244
	Caitong Securities Co. Ltd., Class A	81,250	91,178
	Camel Group Co. Ltd., Class A	43,600	60,125
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	59,800	38,113
	Canmax Technologies Co. Ltd., Class A	13,300	93,586
	Canny Elevator Co. Ltd., Class A	25,500	31,353
#Ω	CanSino Biologics, Inc., Class H.	35,400	167,773
*	Capital Environment Holdings Ltd.	2,326,000	41,445
	Castech, Inc., Class A	11,300	43,815
	CECEP Solar Energy Co. Ltd., Class A	103,345	104,021
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	49,200	18,558
	CECEP Wind-Power Corp., Class A	149,500	82,562
	Central China Management Co. Ltd.	432,194	27,057
	Central China New Life Ltd.	213,000	73,537
	Central China Real Estate Ltd.	823,870	20,338
	Central China Securities Co. Ltd., Class H	454,000	71,839
	CETC Cyberspace Security Technology Co. Ltd., Class A	4,200	19,742
	CETC Digital Technology Co. Ltd., Class A	15,600	53,658
	CGN Nuclear Technology Development Co. Ltd., Class A	30,000	33,054

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	CGN Power Co. Ltd., Class H	1,832,000	$483,763
	Chacha Food Co. Ltd., Class A	12,500	78,248
	Changchun Faway Automobile Components Co. Ltd., Class A	26,300	30,837
	Changjiang Securities Co. Ltd., Class A	52,700	43,204
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	3,100	49,087
*	Chanjet Information Technology Co. Ltd., Class H	10,500	7,136
	Chaowei Power Holdings Ltd.	317,000	66,916
	Chaozhou Three-Circle Group Co. Ltd., Class A	24,100	105,421
*	ChemPartner PharmaTech Co. Ltd., Class A	12,100	15,165
*	Chen Lin Education Group Holdings Ltd.	92,000	24,385
*	Cheng De Lolo Co. Ltd., Class A	45,500	59,348
	Chengdu ALD Aviation Manufacturing Corp., Class A	11,660	40,136
	Chengdu CORPRO Technology Co. Ltd., Class A	11,800	39,573
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	19,540	39,941
	Chengdu Galaxy Magnets Co. Ltd., Class A	14,700	34,539
	Chengdu Hongqi Chain Co. Ltd., Class A	59,000	53,190
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	8,100	19,531
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	10,400	27,805
	Chengdu Kanghua Biological Products Co. Ltd., Class A	5,250	65,443
	Chengdu Tianjian Technology Co. Ltd., Class A	2,520	13,551
	Chengdu Wintrue Holding Co. Ltd., Class A	64,615	96,455
	Chengdu Xingrong Environment Co. Ltd., Class A	61,400	46,322
	Chengtun Mining Group Co. Ltd., Class A	47,600	36,114
	Chenguang Biotech Group Co. Ltd., Class A	15,800	42,100
	Chengxin Lithium Group Co. Ltd., Class A	21,100	96,960
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	25,900	62,191
	China Aerospace International Holdings Ltd.	970,000	51,345
	China Aircraft Leasing Group Holdings Ltd.	150,500	94,420
	China Automotive Engineering Research Institute Co. Ltd., Class A	16,800	54,114
	China Baoan Group Co. Ltd., Class A	32,100	49,534
	China Bester Group Telecom Co. Ltd., Class A	4,800	9,740
	China BlueChemical Ltd., Class H	943,143	249,301
Ω	China Bohai Bank Co. Ltd., Class H	664,000	110,103
	China CAMC Engineering Co. Ltd., Class A	47,900	97,538
	China Chengtong Development Group Ltd.	1,142,000	16,076
	China CITIC Bank Corp. Ltd., Class H	2,102,000	1,137,108
	China Communications Services Corp. Ltd., Class H	1,300,800	712,792
*	China Conch Environment Protection Holdings Ltd.	1,034,500	322,760
	China Conch Venture Holdings Ltd.	666,500	1,063,418
	China Construction Bank Corp., Class H	22,262,990	14,883,387
	China CSSC Holdings Ltd., Class A	16,400	61,519
	China Datang Corp. Renewable Power Co. Ltd., Class H	690,000	267,961
	China Design Group Co. Ltd., Class A	41,740	57,493
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	1,018,000	142,888
*††	China Dili Group	968,585	30,540
	China Dongxiang Group Co. Ltd.	1,590,000	63,125
#Ω	China East Education Holdings Ltd.	336,500	168,466
*	China Eastern Airlines Corp. Ltd., Class H	92,000	36,173
	China Education Group Holdings Ltd.	578,000	514,611
	China Electronics Huada Technology Co. Ltd.	270,000	39,363
#	China Electronics Optics Valley Union Holding Co. Ltd.	956,000	43,293
	China Energy Engineering Corp. Ltd., Class A	493,027	193,108
	China Energy Engineering Corp. Ltd., Class H	260,000	39,204
	China Everbright Bank Co. Ltd., Class H	927,000	296,881
	China Everbright Environment Group Ltd.	1,126,000	478,014
Ω	China Everbright Greentech Ltd.	375,000	72,339
	China Everbright Ltd.	458,000	328,968
Ω	China Feihe Ltd.	1,603,000	1,082,487
	China Film Co. Ltd., Class A	32,900	76,822

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Foods Ltd.	574,000	$210,841
	China Galaxy Securities Co. Ltd., Class H.	1,279,500	694,961
	China Gas Holdings Ltd.	1,293,800	1,664,435
	China Glass Holdings Ltd.	386,000	49,911
	China Gold International Resources Corp. Ltd.	142,900	729,106
*	China Grand Automotive Services Group Co. Ltd., Class A	74,000	22,677
	China Great Wall Securities Co. Ltd., Class A	48,400	61,129
	China Greatwall Technology Group Co. Ltd., Class A	34,300	57,515
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	21,800	36,760
*	China Greenland Broad Greenstate Group Co. Ltd.	184,000	4,196
	China Hanking Holdings Ltd.	359,000	36,164
#*	China Harmony Auto Holding Ltd.	428,500	48,274
	China Harzone Industry Corp. Ltd., Class A	39,300	44,991
*††	China High Precision Automation Group Ltd.	73,000	2,976
*	China High Speed Railway Technology Co. Ltd., Class A	99,600	34,106
*	China High Speed Transmission Equipment Group Co. Ltd.	240,000	87,716
	China Huirong Financial Holdings Ltd.	84,000	10,923
#††	China Huiyuan Juice Group Ltd.	132,068	5,899
Ω	China International Capital Corp. Ltd., Class H	326,400	685,852
	China International Marine Containers Group Co. Ltd., Class H	496,350	320,757
	China Jinmao Holdings Group Ltd.	2,738,715	511,651
	China Jushi Co. Ltd., Class A	83,090	175,182
	China Kepei Education Group Ltd.	278,000	91,384
	China Kings Resources Group Co. Ltd., Class A	13,150	68,028
	China Lesso Group Holdings Ltd.	726,000	627,644
	China Life Insurance Co. Ltd., Class H	396,000	760,777
	China Lilang Ltd.	257,000	139,610
*Ω	China Literature Ltd.	101,000	466,628
*	China Longevity Group Co. Ltd.	30,000	982
	China Longyuan Power Group Corp. Ltd., Class H	549,000	576,156
*††	China Maple Leaf Educational Systems Ltd.	848,000	7,238
	China Medical System Holdings Ltd.	810,000	1,344,697
	China Meheco Co. Ltd., Class A	24,220	49,820
	China Mengniu Dairy Co. Ltd.	485,000	1,957,737
	China Merchants Bank Co. Ltd., Class H.	1,080,098	5,213,765
	China Merchants Energy Shipping Co. Ltd., Class A	36,000	34,522
	China Merchants Land Ltd.	652,000	40,267
	China Merchants Port Holdings Co. Ltd.	665,889	988,061
	China Merchants Property Operation & Service Co. Ltd., Class A	23,200	52,027
Ω	China Merchants Securities Co. Ltd., Class H	75,340	76,477
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	54,900	108,299
*††	China Metal Recycling Holdings Ltd.	130,581	0
	China Minsheng Banking Corp. Ltd., Class H	1,029,020	378,005
	China Modern Dairy Holdings Ltd.	1,739,000	215,572
	China National Accord Medicines Corp. Ltd., Class A	14,000	131,478
	China National Chemical Engineering Co. Ltd., Class A	103,300	158,212
	China National Medicines Corp. Ltd., Class A	26,200	156,442
Ω	China New Higher Education Group Ltd.	557,000	193,789
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	55,800	42,493
	China Nonferrous Mining Corp. Ltd.	149,000	76,253
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	57,710	210,205
*	China Nuclear Energy Technology Corp. Ltd.	418,000	23,186
*	China Oil & Gas Group Ltd.	2,890,000	95,857
	China Oilfield Services Ltd., Class H	454,000	534,006
	China Oriental Group Co. Ltd.	630,000	101,402
	China Overseas Grand Oceans Group Ltd.	1,216,121	703,896
	China Overseas Land & Investment Ltd.	1,186,000	3,007,865
	China Overseas Property Holdings Ltd.	562,000	624,101

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Pacific Insurance Group Co. Ltd., Class H	627,000	$1,872,869
*††	China Properties Group Ltd.	128,000	1,269
	China Publishing & Media Co. Ltd., Class A	48,000	69,173
	China Railway Group Ltd., Class H	1,198,000	921,069
	China Railway Hi-tech Industry Co. Ltd., Class A	17,400	26,727
Ω	China Railway Signal & Communication Corp. Ltd., Class H	447,000	209,919
	China Railway Tielong Container Logistics Co. Ltd., Class A	51,400	46,368
*	China Rare Earth Holdings Ltd.	717,200	43,511
*	China Rare Earth Resources & Technology Co. Ltd., Class A	6,800	33,258
	China Reinsurance Group Corp., Class H	2,479,000	189,918
#Ω	China Renaissance Holdings Ltd.	136,900	126,791
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	25,041	75,199
	China Resources Gas Group Ltd.	382,000	1,205,720
	China Resources Land Ltd.	978,222	4,555,340
	China Resources Microelectronics Ltd., Class A	8,168	67,690
Ω	China Resources Mixc Lifestyle Services Ltd.	81,000	429,430
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	11,381	96,964
	China Risun Group Ltd.	881,000	412,399
*	China Ruyi Holdings Ltd.	2,116,000	515,089
	China Sanjiang Fine Chemicals Co. Ltd.	448,000	98,465
#	China SCE Group Holdings Ltd.	233,600	19,148
	China Science Publishing & Media Ltd., Class A	13,800	82,845
*Ω	China Shengmu Organic Milk Ltd.	1,117,000	44,130
	China Shineway Pharmaceutical Group Ltd.	164,000	171,321
*	China Shuifa Singyes Energy Holdings Ltd.	224,000	20,056
*	China Silver Group Ltd.	722,000	38,699
#*	China South City Holdings Ltd.	2,314,000	150,680
	China South Publishing & Media Group Co. Ltd., Class A	48,000	96,003
*	China Southern Airlines Co. Ltd., Class H	176,000	123,278
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd., Class A	28,700	28,288
	China Starch Holdings Ltd.	2,090,000	51,796
	China State Construction Development Holdings Ltd.	290,000	101,653
	China State Construction Engineering Corp. Ltd., Class A	568,800	540,285
	China State Construction International Holdings Ltd.	1,172,000	1,457,149
	China Sunshine Paper Holdings Co. Ltd.	444,000	154,979
	China Suntien Green Energy Corp. Ltd., Class H	647,000	283,436
	China Taiping Insurance Holdings Co. Ltd.	812,812	933,639
	China Testing & Certification International Group Co. Ltd., Class A	22,008	37,610
	China Tianying, Inc., Class A	128,200	85,801
	China Tourism Group Duty Free Corp. Ltd., Class A	7,644	178,341
Ω	China Tower Corp. Ltd., Class H	17,362,000	2,215,795
	China Traditional Chinese Medicine Holdings Co. Ltd.	1,532,000	837,479
*	China TransInfo Technology Co. Ltd., Class A	24,900	52,344
*	China Travel International Investment Hong Kong Ltd.	1,120,000	239,000
	China Tungsten & Hightech Materials Co. Ltd., Class A	26,100	50,177
	China Vanke Co. Ltd., Class H	527,838	825,166
	China Water Affairs Group Ltd.	296,000	237,247
	China West Construction Group Co. Ltd., Class A	44,900	58,666
*††	China Wood Optimization Holding Ltd.	164,000	3,527
	China World Trade Center Co. Ltd., Class A	12,500	33,494
Ω	China Xinhua Education Group Ltd.	149,000	15,418
	China Yangtze Power Co. Ltd., Class A	188,453	595,795
	China Yongda Automobiles Services Holdings Ltd.	630,000	423,681
*Ω	China Yuhua Education Corp. Ltd.	1,168,000	192,999
#*	China ZhengTong Auto Services Holdings Ltd.	351,000	27,413
	China Zhenhua Group Science & Technology Co. Ltd., Class A	9,900	128,640
*	China Zheshang Bank Co. Ltd., Class H	253,000	90,661
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	41,500	16,729

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Zhongwang Holdings Ltd.	944,318	$37,895
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	15,600	20,638
	Chinasoft International Ltd.	1,262,000	841,302
*	Chindata Group Holdings Ltd., ADR	56,097	353,972
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	53,000	136,780
	Chongqing Changan Automobile Co. Ltd., Class A	108,012	186,311
	Chongqing Department Store Co. Ltd., Class A	21,300	90,975
*	Chongqing Dima Industry Co. Ltd., Class A	110,000	28,447
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	45,844	117,555
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	12,500	46,573
	Chongqing Gas Group Corp. Ltd., Class A	46,200	49,166
*	Chongqing Iron & Steel Co. Ltd., Class H	342,000	38,893
	Chongqing Machinery & Electric Co. Ltd., Class H	568,000	46,447
	Chongqing Rural Commercial Bank Co. Ltd., Class H	1,288,000	497,849
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	56,700	61,609
	Chongqing Zaisheng Technology Corp. Ltd., Class A	46,140	29,799
	Chongqing Zhifei Biological Products Co. Ltd., Class A	23,700	278,981
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	34,500	32,183
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	28,000	30,780
	Chow Tai Seng Jewellery Co. Ltd., Class A	41,750	102,123
	CIFI Ever Sunshine Services Group Ltd.	346,000	134,439
	CIMC Enric Holdings Ltd.	396,000	364,747
Ω	CIMC Vehicles Group Co. Ltd., Class H	31,500	32,673
	Cinda Real Estate Co. Ltd., Class A	63,800	41,361
	Cisen Pharmaceutical Co. Ltd., Class A	14,000	32,634
	CITIC Securities Co. Ltd., Class H	423,600	891,932
*	Citychamp Watch & Jewellery Group Ltd.	560,000	84,238
*	CMGE Technology Group Ltd.	142,000	45,988
	CMOC Group Ltd., Class H	1,203,000	737,466
	CMST Development Co. Ltd., Class A	84,200	73,649
#*	CNFinance Holdings Ltd., ADR	23,410	61,905
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	75,835	69,179
	CNOOC Energy Technology & Services Ltd., Class A	162,200	86,640
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	45,900	93,038
	CoCreation Grass Co. Ltd., Class A	4,200	13,248
	COFCO Biotechnology Co. Ltd., Class A	73,600	83,931
	COFCO Joycome Foods Ltd.	1,372,000	354,155
*††	Colour Life Services Group Co. Ltd.	185,088	2,742
	Comba Telecom Systems Holdings Ltd.	942,000	184,353
	Concord New Energy Group Ltd.	4,164,648	371,985
*	Confidence Intelligence Holdings Ltd.	12,000	36,141
	Consun Pharmaceutical Group Ltd.	217,000	141,073
	Contemporary Amperex Technology Co. Ltd., Class A	42,390	1,418,479
*	Continental Aerospace Technologies Holding Ltd.	1,469,171	16,894
*	Coolpad Group Ltd.	1,762,000	13,957
	COSCO SHIPPING Development Co. Ltd., Class H	2,429,000	325,813
*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	198,000	203,540
	COSCO SHIPPING Holdings Co. Ltd., Class H	1,186,900	1,378,607
	COSCO SHIPPING International Hong Kong Co. Ltd.	282,000	89,856
	COSCO SHIPPING Ports Ltd.	920,510	605,692
*	Cosmopolitan International Holdings Ltd.	152,000	28,295
#	Country Garden Holdings Co. Ltd.	3,405,904	877,360
	Country Garden Services Holdings Co. Ltd.	379,287	596,069
	CPMC Holdings Ltd.	424,000	242,167
*	CPT Technology Group Co. Ltd., Class A	83,600	23,560
	CQ Pharmaceutical Holding Co. Ltd., Class A	53,800	60,955
*	Crazy Sports Group Ltd.	1,774,000	42,892
	CRRC Corp. Ltd., Class H	605,000	391,497

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Crystal Clear Electronic Material Co. Ltd., Class A	13,839	$44,616
Ω	CSC Financial Co. Ltd., Class H	183,000	186,295
	CSG Holding Co. Ltd., Class A	50,000	47,515
*	CSG Smart Science&Technology Co. Ltd., Class A	34,500	34,915
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	36,900	66,530
	CSPC Pharmaceutical Group Ltd.	3,364,640	3,426,201
#	CSSC Hong Kong Shipping Co. Ltd.	768,000	132,440
	CTS International Logistics Corp. Ltd., Class A	55,500	80,101
*	CWT International Ltd.	960,000	7,338
	Da Ming International Holdings Ltd.	30,000	6,396
	Daan Gene Co. Ltd., Class A	47,420	106,748
Ω	Dali Foods Group Co. Ltd.	1,181,500	491,687
*	Dalian Bio-Chem Co. Ltd., Class A	3,900	8,346
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	85,600	62,464
	Dalipal Holdings Ltd.	246,000	90,918
	Daqin Railway Co. Ltd., Class A	131,288	146,045
	Dashang Co. Ltd., Class A	20,900	59,874
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	17,911	89,133
	Dawnrays Pharmaceutical Holdings Ltd.	384,000	65,629
	Dazhong Transportation Group Co. Ltd., Class A	39,100	17,288
	Dazzle Fashion Co. Ltd., Class A	22,112	50,713
	DBG Technology Co. Ltd., Class A	36,100	53,507
	DeHua TB New Decoration Materials Co. Ltd., Class A	37,700	59,151
*	Deppon Logistics Co. Ltd., Class A	9,200	22,315
	Dexin China Holdings Co. Ltd.	426,000	30,538
	DHC Software Co. Ltd., Class A	61,600	69,285
	Dian Diagnostics Group Co. Ltd., Class A	19,254	75,373
#	Differ Group Auto Ltd.	1,236,000	20,997
	Digital China Group Co. Ltd., Class A	12,300	47,455
	Digital China Holdings Ltd.	409,250	170,011
	Digital China Information Service Co. Ltd., Class A	38,600	75,220
	Do-Fluoride Chemicals Co. Ltd., Class A	26,880	79,011
	Dong-E-E-Jiao Co. Ltd., Class A	8,200	60,984
	Dongfang Electric Corp. Ltd., Class H	42,800	60,647
	Dongfang Electronics Co. Ltd., Class A	29,700	38,592
	Dongfeng Motor Group Co. Ltd., Class H	1,324,000	633,468
	Dongguan Aohai Technology Co. Ltd., Class A	11,400	46,667
	Dongguan Development Holdings Co. Ltd., Class A	31,100	44,856
	Dongjiang Environmental Co. Ltd., Class H	80,800	26,275
	Dongxing Securities Co. Ltd., Class A	61,200	73,732
	Dongyue Group Ltd.	1,000,000	1,017,614
*	DouYu International Holdings Ltd., ADR	65,268	72,447
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	233,000	83,839
#*Ω	East Buy Holding Ltd.	58,000	201,071
	East Group Co. Ltd., Class A	52,400	66,484
	East Money Information Co. Ltd., Class A	99,183	231,135
	Eastern Communications Co. Ltd., Class A	19,200	28,853
	Ecovacs Robotics Co. Ltd., Class A	11,800	118,755
	Edan Instruments, Inc., Class A	12,100	27,286
	Edifier Technology Co. Ltd., Class A	35,100	101,567
	Edvantage Group Holdings Ltd.	226,549	78,785
	EEKA Fashion Holdings Ltd.	137,000	192,799
	EIT Environmental Development Group Co. Ltd., Class A	9,360	25,510
	Electric Connector Technology Co. Ltd., Class A	12,700	56,744
*	Elion Energy Co. Ltd., Class A	106,600	63,248
	ENN Energy Holdings Ltd.	144,600	1,982,698
	Eoptolink Technology, Inc.Ltd., Class A	10,400	103,912
	Era Co. Ltd., Class A	39,000	29,234
	Essex Bio-technology Ltd.	144,000	67,069

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Eternal Asia Supply Chain Management Ltd., Class A	49,000	$38,810
#	EVA Precision Industrial Holdings Ltd.	672,000	74,924
	Eve Energy Co. Ltd., Class A	8,915	84,575
	Everbright Jiabao Co. Ltd., Class A	39,300	17,052
Ω	Everbright Securities Co. Ltd., Class H	61,600	45,689
*Ω	Everest Medicines Ltd.	82,000	149,240
*	Fangda Carbon New Material Co. Ltd., Class A	73,149	68,231
	Fangda Special Steel Technology Co. Ltd., Class A	123,996	95,638
	Fanhua, Inc., Sponsored ADR	25,116	207,207
	FAW Jiefang Group Co. Ltd.	34,900	41,073
	FAWER Automotive Parts Co. Ltd., Class A	73,300	49,359
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	28,900	85,471
	Fibocom Wireless, Inc., Class A	16,350	59,325
*	FIH Mobile Ltd.	1,689,000	177,061
	Financial Street Holdings Co. Ltd., Class A	86,800	63,213
	FinVolution Group, ADR	79,604	316,824
	First Capital Securities Co. Ltd., Class A	71,200	60,967
	First Tractor Co. Ltd., Class H	126,000	67,092
	Flat Glass Group Co. Ltd., Class H	109,000	306,432
	Focus Media Information Technology Co. Ltd., Class A	280,100	260,847
	Foryou Corp.	11,300	46,264
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	37,176	379,688
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	13,700	17,044
*	Founder Holdings Ltd.	390,000	26,864
	Founder Securities Co. Ltd., Class A	89,300	90,411
	Fountain SET Holdings Ltd.	150,000	13,377
	Foxconn Industrial Internet Co. Ltd., Class A	179,100	417,234
	FriendTimes, Inc	214,000	27,007
	Fu Shou Yuan International Group Ltd.	622,000	504,778
*	Fuan Pharmaceutical Group Co. Ltd., Class A	24,000	14,876
	Fufeng Group Ltd.	1,005,000	609,144
#*††	Fuguiniao Co. Ltd.	51,000	0
	Fujian Boss Software Development Co. Ltd., Class A	14,083	39,873
	Fujian Funeng Co. Ltd., Class A	21,900	37,220
	Fujian Longking Co. Ltd., Class A	30,100	72,397
	Fujian Star-net Communication Co. Ltd., Class A	23,700	72,696
	Fujian Sunner Development Co. Ltd., Class A	21,900	67,679
*	Fulin Precision Co. Ltd., Class A	34,700	51,115
#*	Fullshare Holdings Ltd.	5,967,483	76,831
#	Fulu Holdings Ltd.	36,000	22,037
	Funshine Culture Group Co. Ltd., Class A	3,800	28,893
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	230,000	935,704
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	4,700	25,147
Ω	Ganfeng Lithium Group Co. Ltd., Class H	97,360	642,358
	Gansu Qilianshan Cement Group Co. Ltd., Class A	31,700	51,643
	Gansu Shangfeng Cement Co. Ltd., Class A	44,600	72,490
	Gaona Aero Material Co. Ltd., Class A	6,700	36,883
	G-bits Network Technology Xiamen Co. Ltd., Class A	900	68,105
	GCL Energy Technology Co. Ltd.	74,300	152,780
#*	GCL New Energy Holdings Ltd.	157,799	10,485
*	GCL System Integration Technology Co. Ltd., Class A	44,400	19,631
#*	GDS Holdings Ltd., ADR	10,252	159,214
*	GDS Holdings Ltd., Class A	278,000	538,262
	Geely Automobile Holdings Ltd.	1,378,000	1,710,709
	GEM Co. Ltd., Class A	59,000	59,947
	Gemdale Corp., Class A	49,400	58,286
	Gemdale Properties & Investment Corp. Ltd.	3,938,000	261,538
Ω	Genertec Universal Medical Group Co. Ltd.	505,000	336,003
*	Genimous Technology Co. Ltd., Class A	48,000	45,530

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Geovis Technology Co. Ltd., Class A	1,720	$20,211
	Getein Biotech, Inc., Class A	15,288	31,462
	GF Securities Co. Ltd., Class H	168,200	241,543
	Giant Network Group Co. Ltd., Class A	41,100	94,177
	GigaDevice Semiconductor, Inc., Class A	4,360	68,529
*	Ginlong Technologies Co. Ltd., Class A	3,300	54,371
	Glarun Technology Co. Ltd., Class A	16,000	37,295
	GoerTek, Inc., Class A	67,400	173,032
	Goke Microelectronics Co. Ltd., Class A	5,100	75,140
	Goldcard Smart Group Co. Ltd.	8,900	17,257
*	Golden Eagle Retail Group Ltd.	207,000	119,215
Ω	Golden Throat Holdings Group Co. Ltd.	20,500	7,075
	GoldenHome Living Co. Ltd., Class A	3,500	17,935
	Goldenmax International Group Ltd., Class A	25,200	30,854
	Goldlion Holdings Ltd.	159,152	25,389
	Goldpac Group Ltd.	138,000	30,313
*	GOME Retail Holdings Ltd.	3,510,940	46,964
*	Goodbaby International Holdings Ltd.	381,000	26,782
	GoodWe Technologies Co. Ltd., Class A	999	37,594
*	Gosuncn Technology Group Co. Ltd., Class A	75,900	38,512
	Gotion High-tech Co. Ltd., Class A	14,700	58,501
*	Grand Baoxin Auto Group Ltd.	681,823	31,328
*	Grand Industrial Holding Group Co. Ltd.	17,300	20,287
	Grandblue Environment Co. Ltd., Class A	18,190	52,817
*	Grandjoy Holdings Group Co. Ltd., Class A	127,600	67,455
	Great Wall Motor Co. Ltd., Class H	382,500	464,193
*	Greattown Holdings Ltd., Class A	72,300	32,500
*	Greatview Aseptic Packaging Co. Ltd.	498,000	111,298
	Gree Electric Appliances, Inc. of Zhuhai, Class A	56,300	319,996
	Gree Real Estate Co. Ltd., Class A	27,900	32,453
	Greenland Hong Kong Holdings Ltd.	543,000	41,673
	Greentown China Holdings Ltd.	472,000	567,270
Ω	Greentown Management Holdings Co. Ltd.	289,000	276,426
	Greentown Service Group Co. Ltd.	614,000	377,190
	GRG Banking Equipment Co. Ltd., Class A	19,300	33,013
	GRG Metrology & Test Group Co. Ltd., Class A	18,900	61,851
	Grinm Advanced Materials Co. Ltd., Class A	29,000	57,694
	Guangdong Advertising Group Co. Ltd., Class A	59,500	50,189
	Guangdong Aofei Data Technology Co. Ltd., Class A	34,000	63,773
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	49,300	48,113
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	32,800	24,202
	Guangdong Dongpeng Holdings Co. Ltd.	28,000	33,579
	Guangdong Dowstone Technology Co. Ltd., Class A	17,400	33,012
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	33,300	36,973
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	12,700	39,637
	Guangdong Haid Group Co. Ltd., Class A	15,700	124,549
	Guangdong HEC Technology Holding Co. Ltd., Class A	77,103	86,627
	Guangdong Hongda Holdings Group Co. Ltd., Class A	13,700	59,188
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	85,100	41,090
	Guangdong Hybribio Biotech Co. Ltd., Class A	25,450	53,898
	Guangdong Investment Ltd.	816,000	780,077
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	2,100	21,195
	Guangdong Provincial Expressway Development Co. Ltd., Class A	70,521	79,051
	Guangdong Shirongzhaoye Co. Ltd., Class A	10,600	9,666
	Guangdong Sirio Pharma Co. Ltd., Class A	3,500	17,779
	Guangdong South New Media Co. Ltd., Class A	8,000	56,885
	Guangdong Tapai Group Co. Ltd., Class A	52,698	61,730
	Guangdong Topstar Technology Co. Ltd., Class A	9,400	16,768

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	28,900	$68,208
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	123,500	48,030
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	6,500	20,858
*	Guangshen Railway Co. Ltd., Class H	809,500	189,216
	Guangxi Guiguan Electric Power Co. Ltd., Class A	22,100	17,695
	Guangxi Liugong Machinery Co. Ltd., Class A	70,050	77,140
	Guangxi LiuYao Group Co. Ltd., Class A	11,600	39,939
	Guangxi Wuzhou Communications Co. Ltd., Class A	37,500	23,362
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	143,400	54,083
	Guangzhou Automobile Group Co. Ltd., Class H	616,836	384,978
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	38,600	87,512
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	8,800	66,312
	Guangzhou Haige Communications Group, Inc. Co., Class A	27,700	39,454
	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	15,500	14,707
	Guangzhou KDT Machinery Co. Ltd., Class A	13,557	32,491
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	11,200	132,487
	Guangzhou Restaurant Group Co. Ltd., Class A	24,320	107,795
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	8,000	76,301
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	23,060	142,462
	Guangzhou Wondfo Biotech Co. Ltd., Class A	30,080	130,850
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	75,546	75,268
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	50,100	58,757
	Guizhou Gas Group Corp. Ltd., Class A	27,100	31,032
	Guizhou Zhenhua E-chem, Inc., Class A	12,941	65,885
*	Guocheng Mining Co. Ltd., Class A	13,800	35,972
	Guolian Securities Co. Ltd., Class H	110,500	54,555
	Guomai Technologies, Inc., Class A	25,900	29,088
	Guosen Securities Co. Ltd., Class A	47,012	63,950
*	Guosheng Financial Holding, Inc., Class A	50,330	59,510
Ω	Guotai Junan Securities Co. Ltd., Class H	61,600	79,373
	Guoyuan Securities Co. Ltd., Class A	50,550	51,177
*	H World Group Ltd., ADR	10,818	507,364
*	H World Group Ltd.	74,100	346,620
*Ω	Haichang Ocean Park Holdings Ltd.	1,220,000	252,568
	Haier Smart Home Co. Ltd., Class A	40,200	137,902
	Haier Smart Home Co. Ltd., Class H	723,599	2,358,629
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	9,380	26,701
	Hainan Drinda New Energy Technology Co. Ltd., Class A	3,495	50,481
*	Hainan Meilan International Airport Co. Ltd., Class H	103,000	213,590
	Hainan Poly Pharm Co. Ltd., Class A	17,000	51,882
*	Hainan Ruize New Building Material Co. Ltd., Class A	28,400	14,442
	Hainan Strait Shipping Co. Ltd., Class A	59,000	58,240
	Haitian International Holdings Ltd.	425,000	1,104,269
	Haitong Securities Co. Ltd., Class H	626,000	415,793
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	622,000	70,592
*	Hand Enterprise Solutions Co. Ltd., Class A	36,700	57,224
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	14,500	39,776
	Hangcha Group Co. Ltd., Class A	17,072	52,661
	Hangjin Technology Co. Ltd., Class A	8,960	52,312
	Hangxiao Steel Structure Co. Ltd., Class A	101,700	65,312
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	57,000	75,887
*	Hangzhou Century Co. Ltd., Class A	32,500	23,305
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,900	27,174
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	5,800	41,050
	Hangzhou First Applied Material Co. Ltd., Class A	13,076	92,901
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	5,300	41,704
	Hangzhou Lion Electronics Co. Ltd., Class A	5,544	37,021
	Hangzhou Onechance Tech Corp., Class A	5,700	24,784
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	18,800	109,262

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hangzhou Robam Appliances Co. Ltd., Class A	17,700	$66,672
	Hangzhou Silan Microelectronics Co. Ltd., Class A	27,400	130,576
	Hangzhou Tigermed Consulting Co. Ltd., Class A	1,733	22,806
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	15,900	132,450
	Han’s Laser Technology Industry Group Co. Ltd., Class A	19,400	73,321
Ω	Hansoh Pharmaceutical Group Co. Ltd.	254,000	463,373
	Haohua Chemical Science & Technology Co. Ltd., Class A	6,900	38,833
*Ω	Harbin Bank Co. Ltd., Class H	480,000	16,541
	Harbin Boshi Automation Co. Ltd., Class A	14,461	34,703
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	48,500	16,189
	HBIS Resources Co. Ltd., Class A	36,600	73,456
	Health & Happiness H&H International Holdings Ltd.	152,000	260,295
*	Healthcare Co. Ltd., Class A	15,400	22,706
*	Hebei Construction Group Corp. Ltd., Class H	180,000	18,618
	Hefei Meiya Optoelectronic Technology, Inc., Class A	11,700	45,911
	Hefei Urban Construction Development Co. Ltd., Class A	25,800	24,636
	Heilongjiang Agriculture Co. Ltd., Class A	40,400	79,272
#	Hello Group, Inc., Sponsored ADR	69,983	585,058
	Henan Lingrui Pharmaceutical Co., Class A	26,474	63,945
	Henan Mingtai Al Industrial Co. Ltd., Class A	30,700	61,625
	Henan Pinggao Electric Co. Ltd., Class A	40,800	67,761
	Henan Shuanghui Investment & Development Co. Ltd., Class A	61,359	221,185
	Henan Thinker Automatic Equipment Co. Ltd., Class A	11,480	31,358
*	Henan Yicheng New Energy Co. Ltd., Class A	53,900	41,564
	Henan Yuguang Gold & Lead Co. Ltd., Class A	59,600	55,041
	Henan Zhongyuan Expressway Co. Ltd., Class A	59,500	29,313
	Hengan International Group Co. Ltd.	427,500	1,909,411
*	Hengdeli Holdings Ltd.	911,200	16,520
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	27,200	74,728
	Hengli Petrochemical Co. Ltd., Class A	130,900	299,126
	Hengtong Optic-electric Co. Ltd., Class A	25,000	52,671
	Hengyi Petrochemical Co. Ltd., Class A	47,720	52,874
	Hesteel Co. Ltd., Class A	300,600	100,332
	Hexing Electrical Co. Ltd., Class A	20,700	64,685
*	Hi Sun Technology China Ltd.	1,011,000	95,529
*	Hilong Holding Ltd.	138,000	4,152
	Hisense Home Appliances Group Co. Ltd., Class H.	220,000	508,944
	Hithink RoyalFlush Information Network Co. Ltd., Class A	3,288	84,820
*	Holitech Technology Co. Ltd., Class A	89,400	40,173
	Homeland Interactive Technology Ltd.	136,000	28,992
*	Hongda Xingye Co. Ltd., Class A	143,900	53,214
	Hongfa Technology Co. Ltd., Class A	13,300	60,150
*	Honghua Group Ltd.	1,396,000	36,013
*	Hongli Zhihui Group Co. Ltd., Class A	29,100	29,842
	Hongta Securities Co. Ltd., Class A	6,200	7,406
*††Ω	Honworld Group Ltd.	72,000	7,003
#*Ω	Hope Education Group Co. Ltd.	2,376,000	182,421
*	Hopefluent Group Holdings Ltd.	96,000	26,873
	Hopson Development Holdings Ltd.	561,924	499,650
	Hoyuan Green Energy Co. Ltd., Class A	8,040	103,606
*Ω	Hua Hong Semiconductor Ltd.	332,000	1,364,224
*	Hua Yin International Holdings Ltd.	115,000	6,528
	Huaan Securities Co. Ltd., Class A	99,580	71,911
	Huadong Medicine Co. Ltd., Class A	23,900	143,159
	Huafon Chemical Co. Ltd., Class A	104,000	108,248
*	Huafon Microfibre Shanghai Technology Co. Ltd.	57,300	32,319
	Huafu Fashion Co. Ltd., Class A	77,300	34,405
	Huagong Tech Co. Ltd., Class A	21,000	101,305
	Hualan Biological Engineering, Inc., Class A	25,300	85,195

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*	Huanxi Media Group Ltd.	450,000	$56,846
	Huapont Life Sciences Co. Ltd., Class A	86,950	66,344
Ω	Huatai Securities Co. Ltd., Class H	304,400	393,169
*	Huawen Media Group, Class A	42,300	15,832
*	Huaxi Holdings Co. Ltd.	96,000	16,758
	Huaxi Securities Co. Ltd., Class A	64,300	82,193
	Huaxia Bank Co. Ltd., Class A	148,736	123,824
	Huayu Automotive Systems Co. Ltd., Class A	60,700	143,791
#	Huazhong In-Vehicle Holdings Co. Ltd.	156,000	48,073
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	185,700	92,392
	Hubei Dinglong Co. Ltd., Class A	13,200	50,633
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	9,350	64,568
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	26,500	120,833
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	33,700	120,546
	Huishang Bank Corp. Ltd., Class H	123,900	39,408
	Huizhou Desay Sv Automotive Co. Ltd., Class A	5,700	85,244
	Hunan Aihua Group Co. Ltd., Class A	14,000	44,919
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	49,400	24,271
	Hunan Gold Corp. Ltd., Class A	31,100	67,439
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	42,600	38,718
	Hunan Valin Steel Co. Ltd., Class A	220,400	168,215
	Hundsun Technologies, Inc., Class A	3,900	27,890
*	HUYA, Inc., ADR	39,605	128,716
*Ω	Hygeia Healthcare Holdings Co. Ltd.	82,800	610,170
*	Hytera Communications Corp. Ltd., Class A	61,000	52,797
*	HyUnion Holding Co. Ltd., Class A	44,700	47,814
*	IAT Automobile Technology Co. Ltd., Class A	9,400	16,348
*	IBO Technology Co. Ltd.	152,000	25,669
*Ω	iDreamSky Technology Holdings Ltd.	312,800	142,437
	Iflytek Co. Ltd., Class A	10,800	94,631
	IKD Co. Ltd., Class A	13,900	38,483
#*	I-Mab, Sponsored ADR	18,909	58,240
Ω	IMAX China Holding, Inc.	66,100	64,300
	Imeik Technology Development Co. Ltd., Class A	300	23,594
	Industrial & Commercial Bank of China Ltd., Class H	12,607,017	6,782,625
	Industrial Bank Co. Ltd., Class A	283,145	705,313
	Industrial Securities Co. Ltd., Class A	149,760	145,579
	Infore Environment Technology Group Co. Ltd., Class A	113,500	86,925
#*Ω	Ingdan, Inc.	313,000	62,626
	Ingenic Semiconductor Co. Ltd., Class A	4,500	57,574
*	Inkeverse Group Ltd.	171,000	23,830
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	345,920	91,070
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	59,700	75,217
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	94,100	401,821
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	108,359	115,062
*Ω	Innovent Biologics, Inc.	24,500	117,798
*	Innuovo Technology Co. Ltd., Class A	26,600	24,670
*	Inspur Digital Enterprise Technology Ltd.	108,000	53,073
	Inspur Electronic Information Industry Co. Ltd., Class A	20,100	119,603
*	Inspur Software Co. Ltd., Class A	6,700	15,629
	Intco Medical Technology Co. Ltd., Class A	10,880	34,416
	Intron Technology Holdings Ltd.	44,000	29,661
#*	iQIYI, Inc., ADR	144,800	883,280
	IReader Technology Co. Ltd., Class A	16,800	60,545
*	IRICO Group New Energy Co. Ltd., Class H	13,900	14,945
#	IVD Medical Holding Ltd.	205,000	36,106
	JA Solar Technology Co. Ltd., Class A	36,201	211,214
	Jack Technology Co. Ltd., Class A	3,000	8,303
	Jade Bird Fire Co. Ltd., Class A	21,500	78,216

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jafron Biomedical Co. Ltd., Class A	22,100	$91,944
	Jason Furniture Hangzhou Co. Ltd., Class A	11,570	62,025
	JCET Group Co. Ltd., Class A	34,800	138,847
*Ω	JD Health International, Inc.	58,000	418,535
	JD.com, Inc., Class A	88,747	1,583,942
	Jenkem Technology Co. Ltd., Class A	1,328	24,145
*	JH Educational Technology, Inc.	198,000	29,291
*	Jiajiayue Group Co. Ltd., Class A	29,000	61,862
	Jiangling Motors Corp. Ltd., Class A	21,700	43,022
*	Jiangnan Group Ltd.	1,488,000	74,069
	Jiangsu Azure Corp., Class A	25,600	41,200
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	2,842	26,746
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	5,500	26,666
	Jiangsu Canlon Building Materials Co. Ltd., Class A	10,700	22,447
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	39,800	44,947
	Jiangsu Chuanzhiboke Education Technology Co. Ltd., Class A	10,700	22,689
	Jiangsu Cnano Technology Co. Ltd., Class A	6,256	48,781
	Jiangsu Eastern Shenghong Co. Ltd., Class A	59,700	109,373
	Jiangsu Expressway Co. Ltd., Class H	324,000	328,199
	Jiangsu Guomao Reducer Co. Ltd., Class A	19,880	55,884
	Jiangsu Guotai International Group Co. Ltd., Class A	79,300	93,757
*	Jiangsu Guoxin Corp. Ltd., Class A	27,300	25,306
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	5,700	61,352
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	9,226	82,130
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	14,900	24,536
*	Jiangsu Hoperun Software Co. Ltd., Class A	6,200	20,967
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	20,400	37,987
	Jiangsu Huaxicun Co. Ltd., Class A	24,600	25,018
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	119,800	70,628
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	10,600	30,676
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	24,600	104,824
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	41,800	29,631
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	7,008	38,948
	Jiangsu Linyang Energy Co. Ltd., Class A	58,100	65,969
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	4,900	25,184
	Jiangsu Pacific Quartz Co. Ltd., Class A	4,400	75,480
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	48,000	83,263
	Jiangsu Shagang Co. Ltd., Class A	107,600	60,942
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	49,800	71,518
	Jiangsu Sidike New Material Science & Technology Co. Ltd., Class A	7,500	25,118
	Jiangsu Sopo Chemical Co., Class A	55,500	55,757
	Jiangsu ToLand Alloy Co. Ltd., Class A	8,800	62,303
	Jiangsu Yangnong Chemical Co. Ltd., Class A	8,493	113,013
	Jiangsu Yoke Technology Co. Ltd., Class A	2,800	27,392
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	13,100	59,750
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	90,800	60,481
	Jiangsu Zhongtian Technology Co. Ltd., Class A	35,400	74,782
	Jiangxi Bank Co. Ltd., Class H	294,500	37,163
	Jiangxi Copper Co. Ltd., Class H	308,000	547,915
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	5,600	10,465
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	11,800	20,380
	Jiangxi Wannianqing Cement Co. Ltd., Class A	39,900	50,851
	Jiangzhong Pharmaceutical Co. Ltd., Class A	20,600	69,546
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	41,600	31,046
	Jiayou International Logistics Co. Ltd., Class A	10,738	43,489
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	32,900	80,771
*	Jilin Electric Power Co. Ltd., Class A	68,400	53,858
#	Jinchuan Group International Resources Co. Ltd.	2,068,000	148,158
	Jinduicheng Molybdenum Co. Ltd., Class A	54,200	87,940

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jingjin Equipment, Inc., Class A	13,580	$56,763
*††	Jingrui Holdings Ltd.	221,000	4,786
#*	JinkoSolar Holding Co. Ltd., ADR	18,225	904,142
*	Jinlei Technology Co. Ltd., Class A	7,800	44,923
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	91,400	40,976
Ω	Jiumaojiu International Holdings Ltd.	322,000	723,506
	Jiuzhitang Co. Ltd., Class A	24,800	47,017
	JL Mag Rare-Earth Co. Ltd., Class A	11,200	45,154
	JNBY Design Ltd.	107,000	117,777
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	46,400	86,843
	Joinn Laboratories China Co. Ltd., Class A	6,292	45,067
	Jointown Pharmaceutical Group Co. Ltd., Class A	43,362	103,800
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	14,000	74,425
*	Joy City Property Ltd.	2,264,000	93,885
	Joyoung Co. Ltd., Class A	28,300	66,612
#	JOYY, Inc., ADR	4,139	125,950
Ω	JS Global Lifestyle Co. Ltd.	652,000	578,045
	JSTI Group, Class A	36,800	34,729
	Ju Teng International Holdings Ltd.	412,000	68,442
	Juewei Food Co. Ltd., Class A	8,200	47,204
*	Juneyao Airlines Co. Ltd., Class A	13,400	34,745
	Jushri Technologies, Inc., Class A	12,300	22,266
*	Jutal Offshore Oil Services Ltd.	216,000	12,088
	JY Grandmark Holdings Ltd.	13,000	2,111
*	Kaiser China Cultural Co. Ltd., Class A	29,400	27,675
*	Kaishan Group Co. Ltd., Class A	14,700	35,379
*Ω	Kangda International Environmental Co. Ltd.	250,000	15,866
	Kangji Medical Holdings Ltd.	125,500	158,141
	Keboda Technology Co. Ltd., Class A	1,700	13,181
	Keeson Technology Corp. Ltd., Class A	9,984	16,079
	Kehua Data Co. Ltd., Class A	7,300	44,313
*	Keshun Waterproof Technologies Co. Ltd., Class A	40,400	62,966
	Kingboard Holdings Ltd.	460,900	1,411,613
	Kingboard Laminates Holdings Ltd.	709,973	731,690
	KingClean Electric Co. Ltd., Class A	13,020	50,927
	Kingfa Sci & Tech Co. Ltd., Class A	78,100	100,669
	Kingsoft Corp. Ltd.	317,400	1,395,202
*Ω	Kintor Pharmaceutical Ltd.	56,500	39,098
*	Ko Yo Chemical Group Ltd.	2,964,000	57,419
	Konfoong Materials International Co. Ltd., Class A	2,600	27,656
*	Kong Sun Holdings Ltd.	650,000	5,124
	Konka Group Co. Ltd., Class A	48,100	32,968
	KPC Pharmaceuticals, Inc., Class A	26,900	82,012
	Kuang-Chi Technologies Co. Ltd., Class A	15,700	39,867
	Kunlun Energy Co. Ltd.	2,012,000	1,865,139
	Kunlun Tech Co. Ltd., Class A	7,600	71,584
	Kunming Yunnei Power Co. Ltd., Class A	59,300	20,566
	Kunshan Dongwei Technology Co. Ltd., Class A	3,819	46,512
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	21,800	20,624
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	6,000	62,023
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	4,400	8,537
*	KWG Group Holdings Ltd.	660,830	87,235
#	KWG Living Group Holdings Ltd.	396,915	53,883
*	Lakala Payment Co. Ltd., Class A	38,200	93,635
	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	19,100	14,643
	Lao Feng Xiang Co. Ltd., Class A	12,900	125,491
	Laobaixing Pharmacy Chain JSC, Class A	22,412	112,907
*	Launch Tech Co. Ltd., Class H	53,500	14,844
	LB Group Co. Ltd., Class A	49,500	123,924

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Lee & Man Paper Manufacturing Ltd.	822,000	$349,406
	Lee’s Pharmaceutical Holdings Ltd.	163,500	31,262
Ω	Legend Holdings Corp., Class H	374,100	391,932
	Lenovo Group Ltd.	3,042,000	3,112,196
	Lens Technology Co. Ltd., Class A	55,300	93,262
*	Leo Group Co. Ltd., Class A	250,000	81,279
*	Leoch International Technology Ltd.	111,000	23,229
	Lepu Medical Technology Beijing Co. Ltd., Class A	22,907	79,116
	Levima Advanced Materials Corp., Class A	7,800	30,245
*	LexinFintech Holdings Ltd., ADR.	60,072	143,572
	Leyard Optoelectronic Co. Ltd., Class A	46,400	42,482
#*	Li Auto, Inc., ADR	17,480	410,780
*	Li Auto, Inc., Class A	26,700	316,231
	Li Ning Co. Ltd.	448,500	3,207,500
	LianChuang Electronic Technology Co. Ltd., Class A	8,400	11,350
	Lianhe Chemical Technology Co. Ltd., Class A	28,600	49,647
	Liao Ning Oxiranchem, Inc., Class A	23,500	27,370
	Liaoning Cheng Da Co. Ltd., Class A	26,600	49,918
	Liaoning Port Co. Ltd., Class H	580,000	51,773
	Lier Chemical Co. Ltd., Class A	43,792	92,356
*	Lifetech Scientific Corp	1,018,000	356,584
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	36,200	17,818
*	Lingyi iTech Guangdong Co., Class A	127,100	109,018
	Liuzhou Iron & Steel Co. Ltd., Class A	71,240	44,879
#	Livzon Pharmaceutical Group, Inc., Class H	76,671	278,048
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	16,000	53,525
#	LK Technology Holdings Ltd.	229,500	234,722
	Loncin Motor Co. Ltd., Class A	64,300	44,629
	Long Yuan Construction Group Co. Ltd., Class A	37,800	27,212
Ω	Longfor Group Holdings Ltd.	697,500	1,908,708
	Longhua Technology Group Luoyang Co. Ltd., Class A	40,700	46,865
	Longshine Technology Group Co. Ltd., Class A	9,500	32,930
	Lonking Holdings Ltd.	1,268,000	224,822
	Luenmei Quantum Co. Ltd., Class A	118,000	104,426
	Luolai Lifestyle Technology Co. Ltd., Class A	45,500	83,765
*	Luoniushan Co. Ltd., Class A	54,300	58,694
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	29,100	29,747
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	8,610	50,776
	Lushang Health Industry Development Co. Ltd., Class A	20,300	32,164
	Luxi Chemical Group Co. Ltd., Class A	64,000	110,912
	Luxshare Precision Industry Co. Ltd., Class A	107,418	406,256
*Ω	Luye Pharma Group Ltd.	949,000	466,747
#*	LVGEM China Real Estate Investment Co. Ltd.	258,000	56,104
	Maanshan Iron & Steel Co. Ltd., Class H	800,000	170,776
	Maccura Biotechnology Co. Ltd., Class A	28,400	67,434
	Mango Excellent Media Co. Ltd., Class A	46,700	242,279
*Ω	Maoyan Entertainment	192,800	214,620
	Maxscend Microelectronics Co. Ltd., Class A	1,900	27,925
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	14,500	54,827
#*Ω	Meitu, Inc.	726,000	203,022
*Ω	Meituan, Class B	80,160	1,369,970
	M-Grass Ecology & Environment Group Co. Ltd., Class A	42,800	21,460
Ω	Midea Real Estate Holding Ltd.	197,000	235,505
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	4,800	64,123
	Min Xin Holdings Ltd.	66,000	28,486
	Ming Yang Smart Energy Group Ltd., Class A	40,878	122,266
#	Ming Yuan Cloud Group Holdings Ltd.	242,000	125,831
*	Mingfa Group International Co. Ltd.	374,000	13,889
	Minmetals Land Ltd.	687,644	41,839

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Minsheng Education Group Co. Ltd.	428,000	$20,257
	Minth Group Ltd.	444,000	1,285,640
	MLS Co. Ltd., Class A	70,500	90,640
*	MMG Ltd.	2,134,000	780,839
*Ω	Mobvista, Inc	83,000	41,325
	Monalisa Group Co. Ltd., Class A	10,200	25,361
	Montage Technology Co. Ltd., Class A	3,587	31,619
*	Montnets Cloud Technology Group Co. Ltd., Class A	17,500	37,952
*Ω	Mulsanne Group Holding Ltd.	40,000	11,251
	Muyuan Foods Co. Ltd., Class A	28,754	198,840
*	Myhome Real Estate Development Group Co. Ltd., Class A	111,200	15,746
	MYS Group Co. Ltd., Class A	32,200	15,819
*††	Nan Hai Corp. Ltd.	4,000,000	3,363
	NanJi E-Commerce Co. Ltd., Class A	73,286	46,653
	Nanjing Hanrui Cobalt Co. Ltd., Class A	10,500	50,383
	Nanjing Iron & Steel Co. Ltd., Class A	220,400	116,914
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	32,191	67,475
*	Nanjing Sample Technology Co. Ltd., Class H	67,000	34,335
	Nanjing Securities Co. Ltd., Class A	32,100	39,867
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	44,800	53,098
	Nanjing Yunhai Special Metals Co. Ltd., Class A	27,626	92,505
	Nantong Jianghai Capacitor Co. Ltd., Class A	16,600	48,152
	NARI Technology Co. Ltd., Class A	65,724	248,437
*	National Silicon Industry Group Co. Ltd., Class A	10,831	37,332
	NAURA Technology Group Co. Ltd., Class A	1,400	67,828
	NavInfo Co. Ltd., Class A	25,800	44,178
	NetDragon Websoft Holdings Ltd.	168,500	329,956
#	NetEase, Inc., ADR	28,507	2,540,829
	NetEase, Inc.	288,800	5,141,333
	Netjoy Holdings Ltd.	70,000	9,424
	New China Life Insurance Co. Ltd., Class H.	247,500	708,728
	New Hope Dairy Co. Ltd., Class A	11,200	26,768
*	New Hope Liuhe Co. Ltd., Class A	35,900	67,467
*	Newborn Town, Inc	32,000	6,943
	Newland Digital Technology Co. Ltd., Class A	20,300	46,915
	Nexteer Automotive Group Ltd.	577,000	323,458
	Nine Dragons Paper Holdings Ltd.	1,000,000	693,787
	Ninestar Corp., Class A	15,891	90,928
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	17,700	14,131
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	10,600	49,828
	Ningbo Huaxiang Electronic Co. Ltd., Class A	37,000	70,127
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	37,500	69,250
*	Ningbo Joyson Electronic Corp., Class A	24,193	53,936
	Ningbo Orient Wires & Cables Co. Ltd., Class A	8,600	58,315
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	8,507	81,975
	Ningbo Tuopu Group Co. Ltd., Class A	8,000	58,678
	Ningbo Xusheng Group Co. Ltd., Class A	12,908	43,410
	Ningbo Yunsheng Co. Ltd., Class A	21,900	26,673
	Ningbo Zhoushan Port Co. Ltd., Class A	63,480	34,765
	Ningxia Baofeng Energy Group Co. Ltd., Class A	120,000	228,826
#*	NIO, Inc., ADR	51,629	406,320
#*	NIO, Inc., Class A	68,040	537,192
*	Niu Technologies, Sponsored ADR	20,055	74,605
*	Noah Holdings Ltd., Sponsored ADR	11,958	189,654
	Norinco International Cooperation Ltd., Class A	24,180	63,448
	North Huajin Chemical Industries Co. Ltd., Class A	61,700	62,376
	Northeast Securities Co. Ltd., Class A	64,000	70,549
	Northking Information Technology Co. Ltd., Class A	8,680	43,596
	NSFOCUS Technologies Group Co. Ltd., Class A	31,100	57,083

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	NVC International Holdings Ltd.	1,151,000	$9,384
	Ocean’s King Lighting Science & Technology Co. Ltd., Class A	20,100	25,940
*	Oceanwide Holdings Co. Ltd., Class A	349,855	43,461
#*Ω	Ocumension Therapeutics	79,000	88,944
*	Offcn Education Technology Co. Ltd., Class A	20,500	14,569
	Offshore Oil Engineering Co. Ltd., Class A	103,100	100,428
*	OFILM Group Co. Ltd., Class A	56,300	38,798
	Olympic Circuit Technology Co. Ltd., Class C	14,200	36,164
	Oppein Home Group, Inc., Class A	6,363	105,985
	Opple Lighting Co. Ltd., Class A	13,901	41,857
	ORG Technology Co. Ltd., Class A	109,700	75,752
*	Orient Group, Inc., Class A	151,400	51,214
	Orient Overseas International Ltd.	51,000	1,036,177
Ω	Orient Securities Co. Ltd., Class H	178,800	106,741
	Oriental Energy Co. Ltd., Class A	77,700	99,402
	Oriental Pearl Group Co. Ltd., Class A	55,600	66,159
*	Ourpalm Co. Ltd., Class A	97,200	86,554
	Ovctek China, Inc., Class A	7,945	37,178
*	Overseas Chinese Town Asia Holdings Ltd.	108,000	9,285
	Pacific Online Ltd.	173,000	17,688
*	Pacific Securities Co. Ltd., Class A	125,700	49,479
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	12,200	41,438
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	122,500	74,414
	PAX Global Technology Ltd.	414,000	341,029
	PCI Technology Group Co. Ltd., Class A	71,280	72,391
*	PDD Holdings, Inc., ADR	8,138	554,605
*Ω	Peijia Medical Ltd.	122,000	154,460
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	93,200	32,054
	People.cn Co. Ltd., Class A	10,600	31,538
	People’s Insurance Co. Group of China Ltd. , Class H	1,378,000	541,967
	Perfect World Co. Ltd., Class A	14,600	46,324
	PharmaBlock Sciences Nanjing, Inc., Class A	2,800	22,628
Ω	Pharmaron Beijing Co. Ltd., Class H	50,150	217,421
	PhiChem Corp., Class A	22,700	59,896
*	Phoenix Media Investment Holdings Ltd.	466,000	18,473
	PICC Property & Casualty Co. Ltd., Class H	1,697,582	2,053,155
	Ping An Bank Co. Ltd., Class A	262,300	476,272
*Ω	Ping An Healthcare & Technology Co. Ltd.	189,900	474,698
	Ping An Insurance Group Co. of China Ltd., Class H	1,588,500	11,588,934
*	PNC Process Systems Co. Ltd., Class A	12,100	73,386
	Poly Developments & Holdings Group Co. Ltd., Class A	86,700	174,319
	Poly Property Group Co. Ltd.	1,299,860	338,685
	Poly Property Services Co. Ltd., Class H	62,200	384,706
#Ω	Postal Savings Bank of China Co. Ltd., Class H	1,800,000	1,173,586
	Pou Sheng International Holdings Ltd.	1,282,687	106,427
	Power Construction Corp. of China Ltd., Class A	137,500	152,944
	Prinx Chengshan Holding Ltd.	89,500	63,763
	Proya Cosmetics Co. Ltd., Class A	3,080	74,761
*	PW Medtech Group Ltd.	223,000	14,846
*	Q Technology Group Co. Ltd.	298,000	146,079
	Qianhe Condiment & Food Co. Ltd., Class A	7,548	25,950
	Qifu Technology, Inc., ADR	51,759	913,029
	Qingdao East Steel Tower Stock Co. Ltd., Class A	34,800	40,557
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	20,000	42,778
	Qingdao Gon Technology Co. Ltd., Class A	8,500	30,332
	Qingdao Haier Biomedical Co. Ltd., Class A	3,975	39,645
	Qingdao Hanhe Cable Co. Ltd., Class A	120,400	70,814
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	9,900	41,620
Ω	Qingdao Port International Co. Ltd., Class H	72,000	42,156

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Qingdao Rural Commercial Bank Corp., Class A	202,900	$85,020
	Qingdao Sentury Tire Co. Ltd., Class A	12,300	51,737
	Qingdao TGOOD Electric Co. Ltd., Class A	17,100	45,696
	Qingdao Topscomm Communication, Inc., Class A	24,800	33,424
	Qingling Motors Co. Ltd., Class H.	384,000	39,712
*	Qudian, Inc., Sponsored ADR	34,095	42,960
	Queclink Wireless Solutions Co. Ltd., Class A	12,720	21,924
	Quectel Wireless Solutions Co. Ltd., Class A	3,800	42,942
#	Radiance Holdings Group Co. Ltd.	320,000	165,514
	Rainbow Digital Commercial Co. Ltd., Class A	48,600	43,692
*	Raisecom Technology Co. Ltd., Class A	6,400	6,945
*	Rastar Group, Class A	34,300	25,031
	Raytron Technology Co. Ltd., Class A	3,669	27,458
	Realcan Pharmaceutical Group Co. Ltd., Class A	53,400	28,953
#Ω	Red Star Macalline Group Corp. Ltd., Class H	228,207	102,839
#*Ω	Redco Properties Group Ltd.	630,000	106,744
*Ω	Remegen Co. Ltd., Class H	16,000	94,026
	Renhe Pharmacy Co. Ltd., Class A	57,900	55,162
	Renrui Human Resources Technology Holdings Ltd.	34,000	17,095
	Rianlon Corp., Class A	10,100	59,099
	Richinfo Technology Co. Ltd., Class A	9,000	35,774
*	Risen Energy Co. Ltd., Class A	14,900	53,561
*	RiseSun Real Estate Development Co. Ltd., Class A	237,103	54,507
	Riyue Heavy Industry Co. Ltd., Class A	9,600	30,089
	Road King Infrastructure Ltd.	91,000	36,261
	Rockchip Electronics Co. Ltd., Class A	2,300	24,400
	Rongan Property Co. Ltd., Class A	52,800	21,438
	Rongsheng Petrochemical Co. Ltd., Class A	202,020	385,944
*	Roshow Technology Co. Ltd., Class A	52,700	58,666
	Ruida Futures Co. Ltd., Class A	13,500	28,556
	Runjian Co. Ltd., Class A	6,400	39,332
	Sai Micro Electronics, Inc., Class A	21,510	63,109
	SAIC Motor Corp. Ltd., Class A	73,900	150,963
	Sailun Group Co. Ltd., Class A	46,900	69,772
	Sanan Optoelectronics Co. Ltd., Class A	31,700	81,656
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	68,100	33,575
	Sangfor Technologies, Inc., Class A	1,700	29,285
	Sanquan Food Co. Ltd., Class A	42,104	102,211
	Sansteel Minguang Co. Ltd. Fujian, Class A	113,200	77,033
	Sansure Biotech, Inc., Class A	28,803	78,031
	Sany Heavy Equipment International Holdings Co. Ltd.	565,000	749,413
	Sany Heavy Industry Co. Ltd., Class A	44,600	106,402
	Satellite Chemical Co. Ltd., Class A	79,857	163,847
*	Saurer Intelligent Technology Co. Ltd., Class A	62,300	23,427
	Sealand Securities Co. Ltd., Class A	112,300	56,653
*	Seazen Group Ltd.	1,383,333	297,363
*	Seazen Holdings Co. Ltd., Class A	56,500	121,548
#	S-Enjoy Service Group Co. Ltd.	173,000	107,704
	SF Holding Co. Ltd., Class A	72,867	594,471
	SG Micro Corp., Class A	5,150	92,463
	Shaanxi Construction Machinery Co. Ltd., Class A	51,220	37,454
	Shandong Bohui Paper Industrial Co. Ltd., Class A	72,900	67,330
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	29,418	91,526
	Shandong Dawn Polymer Co. Ltd., Class A	17,300	43,057
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	51,600	77,257
Ω	Shandong Gold Mining Co. Ltd., Class H.	104,000	221,689
	Shandong Head Group Co. Ltd., Class A	11,700	33,445
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	24,600	108,893
	Shandong Hi-speed Co. Ltd., Class A	35,300	36,822

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Shandong Hi-Speed New Energy Group Ltd.	5,400,000	$42,776
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	81,500	91,333
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	53,430	246,301
	Shandong Humon Smelting Co. Ltd., Class A	45,300	80,286
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	20,000	58,154
	Shandong Linglong Tyre Co. Ltd., Class A	19,700	62,748
*	Shandong Longda Meishi Co. Ltd., Class A	28,700	34,738
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	77,600	26,491
	Shandong Nanshan Aluminum Co. Ltd., Class A	199,800	98,039
	Shandong New Beiyang Information Technology Co. Ltd., Class A	15,500	16,756
	Shandong Pharmaceutical Glass Co. Ltd., Class A	17,400	61,844
	Shandong Publishing & Media Co. Ltd., Class A	47,900	80,189
	Shandong Sun Paper Industry JSC Ltd., Class A	85,761	141,129
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	578,000	986,294
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H.	87,600	76,584
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	116,900	52,046
	Shanghai AJ Group Co. Ltd., Class A	54,031	42,111
	Shanghai AtHub Co. Ltd., Class A	14,200	71,457
	Shanghai Bailian Group Co. Ltd., Class A	37,800	72,947
	Shanghai Baolong Automotive Corp., Class A	7,700	49,232
	Shanghai Baosight Software Co. Ltd., Class A	11,518	89,866
	Shanghai Belling Co. Ltd., Class A	24,200	65,986
	Shanghai Construction Group Co. Ltd., Class A	172,700	71,133
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	98,000	15,359
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	114,000	345,118
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	81,000	32,865
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	6,490	55,990
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	6,860	44,016
	Shanghai Gench Education Group Ltd.	34,500	17,141
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	20,300	71,909
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	9,800	53,863
	Shanghai Industrial Development Co. Ltd., Class A	57,300	29,653
	Shanghai Industrial Holdings Ltd.	252,000	369,259
	Shanghai Industrial Urban Development Group Ltd.	918,400	56,853
*	Shanghai International Airport Co. Ltd., Class A	3,900	30,288
	Shanghai International Port Group Co. Ltd., Class A	90,300	74,793
	Shanghai Jahwa United Co. Ltd., Class A	10,300	43,572
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	8,200	63,391
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	28,900	48,933
	Shanghai Kehua Bio-Engineering Co. Ltd., Class A	10,400	18,469
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	24,000	86,640
	Shanghai Kinetic Medical Co. Ltd., Class A	33,000	33,806
	Shanghai Liangxin Electrical Co. Ltd., Class A	39,200	65,117
	Shanghai Lingang Holdings Corp. Ltd., Class A	16,900	30,044
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	38,500	56,120
	Shanghai M&G Stationery, Inc., Class A	9,400	62,987
	Shanghai Maling Aquarius Co. Ltd., Class A	27,900	33,517
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	23,800	49,314
	Shanghai Medicilon, Inc., Class A	2,808	60,949
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	984	24,632
	Shanghai Pioneer Holding Ltd.	119,000	39,325
	Shanghai Pudong Construction Co. Ltd., Class A	44,500	46,003
	Shanghai Pudong Development Bank Co. Ltd., Class A	269,500	295,983
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	19,460	147,108
	Shanghai QiFan Cable Co. Ltd., Class A	8,500	25,354
	Shanghai RAAS Blood Products Co. Ltd., Class A	60,900	57,764
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	4,300	13,426
*	Shanghai Runda Medical Technology Co. Ltd., Class A	21,100	39,526
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	48,100	93,343

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	9,800	$59,495
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,036	25,429
	Shanghai Tunnel Engineering Co. Ltd., Class A	90,800	85,805
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	35,000	59,169
	Shanghai Wanye Enterprises Co. Ltd., Class A	21,800	64,603
	Shanghai Weaver Network Co. Ltd., Class A	6,620	72,251
	Shanghai Yaoji Technology Co. Ltd., Class A	15,500	77,334
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	9,900	24,865
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	60,600	70,071
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	39,681	89,677
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	63,400	48,826
	Shanxi Coking Co. Ltd., Class A	102,580	79,856
	Shanxi Securities Co. Ltd., Class A	59,800	50,866
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	83,500	48,277
	Shanying International Holding Co. Ltd., Class A	183,800	62,960
*	Shengda Resources Co. Ltd., Class A	32,200	87,357
	Shenghe Resources Holding Co. Ltd., Class A	47,100	93,945
*Ω	Shengjing Bank Co. Ltd., Class H	128,000	89,655
	Shengyi Technology Co. Ltd., Class A	38,000	88,195
	Shengyuan Environmental Protection Co. Ltd., Class A	14,200	36,917
	Shennan Circuits Co. Ltd., Class A	10,516	125,090
Ω	Shenwan Hongyuan Group Co. Ltd., Class H.	377,600	76,145
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	2,800	70,830
	Shenzhen Agricultural Products Group Co. Ltd., Class A	62,000	57,701
	Shenzhen Airport Co. Ltd., Class A	81,000	85,499
	Shenzhen Aisidi Co. Ltd., Class A	47,700	59,830
*	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	33,200	16,902
	Shenzhen Capchem Technology Co. Ltd., Class A	10,080	71,129
	Shenzhen Cereals Holdings Co. Ltd., Class A	28,900	31,732
	Shenzhen Changhong Technology Co. Ltd., Class A	9,600	24,337
	Shenzhen Click Technology Co. Ltd., Class A	13,300	28,819
	Shenzhen Colibri Technologies Co. Ltd., Class A	9,100	20,773
*	Shenzhen Comix Group Co. Ltd., Class A	27,700	29,217
	Shenzhen Das Intellitech Co. Ltd., Class A	81,600	45,523
	Shenzhen Desay Battery Technology Co., Class A	13,225	70,621
	Shenzhen Dynanonic Co. Ltd., Class A	3,400	80,542
	Shenzhen Ellassay Fashion Co. Ltd., Class A	10,900	19,036
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	33,080	54,671
	Shenzhen Expressway Corp. Ltd., Class H	216,000	201,400
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	31,400	67,059
	Shenzhen Gas Corp. Ltd., Class A	60,600	60,558
	Shenzhen Gongjin Electronics Co. Ltd., Class A	23,900	32,010
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	33,800	76,963
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	29,000	54,129
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	69,500	46,742
	Shenzhen Heungkong Holding Co. Ltd., Class A	109,100	30,429
	Shenzhen Huaqiang Industry Co. Ltd., Class A	39,200	69,409
	Shenzhen Inovance Technology Co. Ltd., Class A	12,550	112,148
	Shenzhen International Holdings Ltd.	826,417	743,996
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	96,500	24,128
	Shenzhen Investment Ltd.	1,732,668	334,200
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	14,800	23,825
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	65,400	50,373
	Shenzhen Kaifa Technology Co. Ltd., Class A	24,300	62,631
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	5,660	24,812
	Shenzhen Kedali Industry Co. Ltd., Class A	3,900	77,401
	Shenzhen Kinwong Electronic Co. Ltd., Class A	19,300	64,322
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	3,200	21,607
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,100	28,518

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Leaguer Co. Ltd., Class A	28,773	$36,210
	Shenzhen Megmeet Electrical Co. Ltd., Class A	18,300	79,549
	Shenzhen Microgate Technology Co. Ltd., Class A	34,500	42,619
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	13,200	595,381
*	Shenzhen MTC Co. Ltd., Class A	101,318	70,461
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	105,500	51,659
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	3,100	23,661
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	65,600	30,914
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	136,700	98,972
	Shenzhen Properties & Resources Development Group Ltd., Class A	17,800	24,847
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	4,987	25,895
	Shenzhen SC New Energy Technology Corp., Class A	3,200	47,609
	Shenzhen SED Industry Co. Ltd., Class A	5,000	22,805
	Shenzhen Senior Technology Material Co. Ltd., Class A	21,543	53,718
	Shenzhen Sunline Tech Co. Ltd., Class A	19,500	32,971
	Shenzhen Sunlord Electronics Co. Ltd., Class A	16,800	53,564
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	5,000	26,453
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	49,600	86,431
	Shenzhen Sunway Communication Co. Ltd., Class A	17,300	48,015
	Shenzhen Tagen Group Co. Ltd., Class A	100,200	77,547
	Shenzhen Topband Co. Ltd., Class A	35,000	57,023
	Shenzhen Transsion Holdings Co. Ltd., Class A	10,853	171,068
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	4,500	20,458
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	48,800	48,434
*	Shenzhen World Union Group, Inc., Class A	101,200	39,582
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	67,416	52,008
	Shenzhen Yinghe Technology Co. Ltd., Class A	15,900	42,340
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	17,600	21,756
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	26,147	95,746
	Shenzhen Zhenye Group Co. Ltd., Class A	55,400	38,730
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	140,000	102,417
	Shenzhou International Group Holdings Ltd.	136,700	1,313,026
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	47,600	47,600
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	21,113	96,066
*††	Shimao Group Holdings Ltd.	426,356	45,016
	Shinghwa Advanced Material Group Co. Ltd., Class A	9,300	87,800
	Shinva Medical Instrument Co. Ltd., Class A	8,300	38,584
*	Shouhang High-Tech Energy Co. Ltd., Class A	73,300	40,416
	Shui On Land Ltd.	1,869,521	226,691
*	Siasun Robot & Automation Co. Ltd., Class A	12,300	19,824
	Sichuan Chengfei Integration Technology Corp., Class A	8,400	26,822
	Sichuan Chuantou Energy Co. Ltd., Class A	26,900	55,909
*	Sichuan Development Lomon Co. Ltd., Class A	60,100	81,249
	Sichuan Expressway Co. Ltd., Class H	284,000	72,792
	Sichuan Furong Technology Co. Ltd., Class A	8,900	19,068
*	Sichuan Haite High-tech Co. Ltd., Class A	31,856	41,024
	Sichuan Hebang Biotechnology Co. Ltd., Class A	281,700	112,520
	Sichuan Hexie Shuangma Co. Ltd., Class A	11,300	31,385
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	5,200	23,436
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	25,700	118,110
*	Sichuan Lutianhua Co. Ltd., Class A	74,800	48,991
*	Sichuan New Energy Power Co. Ltd.	29,200	61,889
	Sichuan Road & Bridge Group Co. Ltd., Class A	102,200	234,121
	Sichuan Teway Food Group Co. Ltd., Class A	7,560	18,752
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	6,500	17,154
	Sichuan Yahua Industrial Group Co. Ltd., Class A	31,200	84,758
	Sieyuan Electric Co. Ltd., Class A	10,700	71,094
#	Sihuan Pharmaceutical Holdings Group Ltd.	1,954,000	200,129
*	SIM Technology Group Ltd.	348,000	11,532

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#Ω	Simcere Pharmaceutical Group Ltd.	264,000	$312,049
	Sino Biopharmaceutical Ltd.	2,379,000	1,320,584
	Sino Wealth Electronic Ltd., Class A	11,514	56,542
	Sinocare, Inc., Class A	8,200	34,064
	Sinochem International Corp., Class A	81,480	73,088
	Sinofert Holdings Ltd.	1,130,000	142,825
	Sinofibers Technology Co. Ltd., Class A	4,500	34,083
	Sinolink Securities Co. Ltd., Class A	56,400	76,671
*	Sinolink Worldwide Holdings Ltd.	1,274,400	26,827
	Sinoma International Engineering Co., Class A	64,600	134,701
	Sinoma Science & Technology Co. Ltd., Class A	47,214	144,120
	Sinomach Automobile Co. Ltd., Class A	22,300	32,956
	Sinomine Resource Group Co. Ltd., Class A	10,153	111,739
	Sino-Ocean Group Holding Ltd.	1,607,503	141,869
	Sinopec Kantons Holdings Ltd.	548,000	202,834
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,596,000	279,099
	Sinopharm Group Co. Ltd., Class H	662,400	2,346,405
	Sino-Platinum Metals Co. Ltd., Class A	28,678	69,450
	Sinoseal Holding Co. Ltd., Class A	7,200	47,888
	Sinosoft Co. Ltd., Class A	11,300	63,674
	Sinosteel Engineering & Technology Co. Ltd., Class A	45,800	58,638
	Sinotrans Ltd., Class H	1,128,000	390,307
	Sinotruk Hong Kong Ltd.	433,000	661,728
	Sinotruk Jinan Truck Co. Ltd., Class A	20,486	43,195
*	Skshu Paint Co. Ltd., Class A	1,200	17,786
	Skyworth Digital Co. Ltd., Class A	20,500	48,679
	Skyworth Group Ltd.	831,476	414,528
	Sobute New Materials Co. Ltd., Class A	21,600	45,887
*	SOHO China Ltd.	1,086,412	181,590
*	Sohu.com Ltd., ADR	4,233	56,130
	Solargiga Energy Holdings Ltd.	800,000	24,846
	Songcheng Performance Development Co. Ltd., Class A	9,600	20,227
	Sonoscape Medical Corp., Class A	5,730	45,258
	SooChow Securities Co. Ltd., Class A	85,410	89,496
#*	South Manganese Investment Ltd.	474,000	29,890
	Southwest Securities Co. Ltd., Class A	116,000	64,459
*	SPT Energy Group, Inc.	484,000	16,384
	SSY Group Ltd.	777,719	543,961
	StarPower Semiconductor Ltd., Class A	600	21,031
	State Grid Information & Communication Co. Ltd., Class A	20,700	55,617
*	STO Express Co. Ltd., Class A	28,200	43,701
*	Strawbear Entertainment Group	164,000	21,044
	Sumavision Technologies Co. Ltd., Class A	57,800	54,320
	Sun Art Retail Group Ltd.	1,384,500	601,815
*	Sun King Technology Group Ltd.	470,000	105,306
	Sunflower Pharmaceutical Group Co. Ltd., Class A	27,141	103,287
	Sunfly Intelligent Technology Co. Ltd., Class A	14,200	21,773
	Sungrow Power Supply Co. Ltd., Class A	1,800	29,401
	Suning Universal Co. Ltd., Class A	121,700	51,725
	Sunny Optical Technology Group Co. Ltd.	229,200	2,422,027
	Sunresin New Materials Co. Ltd., Class A	1,820	23,657
*††Ω	Sunshine 100 China Holdings Ltd.	120,000	1,055
*	Sunward Intelligent Equipment Co. Ltd., Class A	33,300	29,101
*	Sunwave Communications Co. Ltd., Class A	15,500	14,311
	Sunwoda Electronic Co. Ltd., Class A	22,500	54,763
	Suofeiya Home Collection Co. Ltd., Class A	13,820	37,767
	Suplet Power Co. Ltd., Class A	9,100	38,630
	Suzhou Anjie Technology Co. Ltd., Class A	22,800	43,138
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	44,400	158,716

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	94,150	$73,468
	Suzhou Good-Ark Electronics Co. Ltd., Class A	30,500	58,825
	Suzhou Maxwell Technologies Co. Ltd., Class A	400	15,889
	Suzhou Secote Precision Electronic Co. Ltd., Class A	3,200	21,504
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	21,300	40,286
	Suzhou TFC Optical Communication Co. Ltd., Class A	6,940	61,123
	SY Holdings Group Ltd.	156,500	124,707
	Symphony Holdings Ltd.	690,000	81,734
*	SYoung Group Co. Ltd., Class A	17,800	37,399
	Taiji Computer Corp. Ltd., Class A	5,379	31,297
*	Talkweb Information System Co. Ltd., Class A	10,727	18,823
*	Tangrenshen Group Co. Ltd., Class A	58,137	61,227
	TangShan Port Group Co. Ltd., Class A	250,030	142,691
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	116,000	96,959
	Tansun Technology Co. Ltd., Class A	11,500	27,628
	Tayho Advanced Materials Group Co. Ltd., Class A	18,100	54,664
	TCL Electronics Holdings Ltd.	582,666	272,767
	TCL Technology Group Corp., Class A	340,600	196,957
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	40,700	244,707
*	Tech-Bank Food Co. Ltd., Class A	74,600	56,588
	Telling Telecommunication Holding Co. Ltd., Class A	34,400	54,799
	Ten Pao Group Holdings Ltd.	172,000	26,883
	Tencent Holdings Ltd.	883,900	39,259,401
*	Tencent Music Entertainment Group, ADR	154,736	1,146,594
	Tenfu Cayman Holdings Co. Ltd.	66,000	39,126
	Three’s Co. Media Group Co. Ltd., Class A	3,618	81,367
	Thunder Software Technology Co. Ltd., Class A	3,200	39,111
	Tian An China Investment Co. Ltd.	209,000	113,258
	Tian Di Science & Technology Co. Ltd., Class A	90,900	71,777
Ω	Tian Ge Interactive Holdings Ltd.	188,000	9,376
#	Tian Lun Gas Holdings Ltd.	55,000	39,331
*††	Tian Shan Development Holding Ltd.	114,000	5,373
	Tiande Chemical Holdings Ltd.	252,000	68,895
	Tiangong International Co. Ltd.	918,000	279,150
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	16,000	74,997
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	130,000	51,858
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	53,800	44,846
	Tianjin Development Holdings Ltd.	186,000	37,732
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	7,200	44,790
	Tianjin Port Development Holdings Ltd.	1,068,000	81,733
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	18,500	57,502
	Tianjin Teda Co. Ltd., Class A	79,200	47,600
	Tianma Microelectronics Co. Ltd., Class A	52,549	74,901
#	Tianneng Power International Ltd.	396,000	459,831
	Tianshan Aluminum Group Co. Ltd., Class A	83,187	87,266
	Tianshui Huatian Technology Co. Ltd., Class A	37,202	48,216
*††	Tianyun International Holdings Ltd.	188,000	43,069
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	4,800	16,983
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	7,300	62,408
*	Tibet Summit Resources Co. Ltd., Class A	27,500	78,058
	Tibet Tianlu Co. Ltd., Class A	26,700	26,275
	Tingyi Cayman Islands Holding Corp.	674,000	1,177,849
	Titan Wind Energy Suzhou Co. Ltd., Class A	24,600	48,988
	TK Group Holdings Ltd.	102,000	21,992
	Tofflon Science & Technology Group Co. Ltd., Class A	16,800	59,666
	Toly Bread Co. Ltd., Class A	40,120	66,452
	Tomson Group Ltd.	236,385	53,482
	Tong Ren Tang Technologies Co. Ltd., Class H	352,000	381,153
*	Tongcheng Travel Holdings Ltd.	338,800	720,697

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*	Tongdao Liepin Group	74,600	$95,581
*	TongFu Microelectronics Co. Ltd., Class A	40,700	105,482
*	Tongguan Gold Group Ltd.	230,000	10,704
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	55,600	95,639
	Tongkun Group Co. Ltd., Class A	40,500	75,573
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	63,700	40,527
	Tongling Nonferrous Metals Group Co. Ltd., Class A	266,105	126,616
	Tongwei Co. Ltd., Class A	91,079	525,086
	Tongyu Communication, Inc., Class A	9,300	21,498
	Tongyu Heavy Industry Co. Ltd., Class A	117,200	42,682
	Top Spring International Holdings Ltd.	95,000	11,599
*	Topchoice Medical Corp., Class A	4,200	72,471
	Topsec Technologies Group, Inc., Class A	45,000	77,151
Ω	Topsports International Holdings Ltd.	781,000	696,213
	Towngas Smart Energy Co. Ltd.	351,996	162,642
*	TPV Technology Co. Ltd., Class A	221,100	66,134
	Transfar Zhilian Co. Ltd., Class A	99,800	79,606
	TravelSky Technology Ltd., Class H	337,500	673,693
*	Trigiant Group Ltd.	420,000	21,200
	Trina Solar Co. Ltd., Class A	9,573	68,133
*	Trip.com Group Ltd., ADR	47,990	1,704,125
*	Trip.com Group Ltd.	22,350	794,653
#*	Triumph New Energy Co. Ltd., Class H	56,000	54,601
	TRS Information Technology Corp. Ltd., Class A	14,000	46,974
	Truking Technology Ltd., Class A	19,400	44,093
	Truly International Holdings Ltd.	1,177,140	149,173
Ω	Tsaker New Energy Tech Co. Ltd.	61,500	11,247
*	Tuniu Corp., Sponsored ADR	18,924	35,009
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	42,200	19,206
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	8,179	125,412
	Unilumin Group Co. Ltd., Class A	33,600	40,541
	Uni-President China Holdings Ltd.	713,966	712,872
	Unisplendour Corp. Ltd., Class A	23,440	100,517
	United Strength Power Holdings Ltd.	41,000	31,528
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	21,400	43,577
	Valiant Co. Ltd., Class A	18,000	47,670
	Vatti Corp. Ltd., Class A	25,800	26,460
#*Ω	Venus MedTech Hangzhou, Inc., Class H	41,500	58,099
	Victory Giant Technology Huizhou Co. Ltd., Class A	39,400	105,553
	Vinda International Holdings Ltd.	210,000	548,700
*	Vipshop Holdings Ltd., ADR	182,248	2,861,294
*Ω	Viva Biotech Holdings	368,500	75,946
	Walvax Biotechnology Co. Ltd., Class A	6,800	31,382
	Wangfujing Group Co. Ltd., Class A	19,100	61,449
	Wangneng Environment Co. Ltd., Class A	18,508	45,833
	Wangsu Science & Technology Co. Ltd., Class A	42,900	55,815
#	Wanguo International Mining Group Ltd.	136,000	45,556
	Wanhua Chemical Group Co. Ltd., Class A	63,980	852,948
	Want Want China Holdings Ltd.	1,548,000	987,245
	Wanxiang Qianchao Co. Ltd., Class A	49,720	36,591
	Wasion Holdings Ltd.	244,000	108,863
	Wasu Media Holding Co. Ltd., Class A	70,000	95,854
*	Weibo Corp., Sponsored ADR	27,414	480,019
#*	Weibo Corp., Class A	2,280	40,895
	Weichai Power Co. Ltd., Class H	573,120	847,152
	Weifu High-Technology Group Co. Ltd., Class A	15,200	36,713
	Weihai Guangwei Composites Co. Ltd., Class A	7,900	59,492
	Weiqiao Textile Co., Class H	205,500	39,869
*	Wellhope Foods Co. Ltd., Class A	33,300	48,959

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wens Foodstuffs Group Co. Ltd., Class A	22,300	$63,746
	Western Region Gold Co. Ltd., Class A	9,600	20,003
	Western Securities Co. Ltd., Class A	77,804	75,331
	Western Superconducting Technologies Co. Ltd., Class A	5,994	67,547
	Wharf Holdings Ltd.	282,000	644,824
	Will Semiconductor Co. Ltd., Class A	6,885	91,036
#*	WiMi Hologram Cloud, Inc., ADR	27,292	24,631
	Wingtech Technology Co. Ltd., Class A	20,000	152,349
	Winner Medical Co. Ltd., Class A	4,600	40,370
	Winning Health Technology Group Co. Ltd., Class A	25,900	42,215
*	Wison Engineering Services Co. Ltd.	28,000	1,391
	Wolong Electric Group Co. Ltd., Class A	38,600	68,475
	WPG Shanghai Smart Water PCL, Class A	7,600	8,772
	Wuhan DR Laser Technology Corp. Ltd., Class A	4,400	62,117
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	16,700	24,581
	Wuhan Guide Infrared Co. Ltd., Class A	35,476	56,622
*	Wuhan P&S Information Technology Co. Ltd., Class A	23,000	15,771
	Wuhu Token Science Co. Ltd., Class A	63,378	56,310
	Wuling Motors Holdings Ltd.	280,000	28,301
	WUS Printed Circuit Kunshan Co. Ltd., Class A	30,430	96,480
	Wushang Group Co. Ltd., Class A	20,700	34,054
Ω	WuXi AppTec Co. Ltd., Class H	69,660	612,655
	Wuxi Boton Technology Co. Ltd., Class A	16,200	69,811
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	2,780	15,388
	Wuxi Taiji Industry Co. Ltd., Class A	92,500	88,247
	Wuxi Xinje Electric Co. Ltd., Class A	4,700	25,060
	XCMG Construction Machinery Co. Ltd., Class A	131,500	130,328
*	XGD, Inc., Class A	31,476	81,440
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	293,000	223,203
	XiamenC&D, Inc., Class A	32,600	57,164
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	18,900	21,751
	Xiamen Faratronic Co. Ltd., Class A	3,100	59,729
	Xiamen International Airport Co. Ltd., Class A	5,782	16,254
	Xiamen Intretech, Inc., Class A	25,350	65,412
	Xiamen ITG Group Corp. Ltd., Class A	100,500	132,336
	Xiamen Jihong Technology Co. Ltd., Class A	18,000	55,083
	Xiamen Kingdomway Group Co., Class A	29,700	90,094
	Xiamen Tungsten Co. Ltd., Class A	20,300	57,404
	Xiamen Xiangyu Co. Ltd., Class A	73,000	112,505
	Xi’an Triangle Defense Co. Ltd., Class A	10,800	55,950
	Xiandai Investment Co. Ltd., Class A	36,400	22,828
	Xianhe Co. Ltd., Class A	9,500	33,311
*Ω	Xiaomi Corp., Class B	2,053,400	2,914,603
	Xilinmen Furniture Co. Ltd., Class A	14,600	53,606
*	Xinchen China Power Holdings Ltd.	432,000	16,073
	Xinfengming Group Co. Ltd., Class A	36,600	54,483
	Xingda International Holdings Ltd.	414,493	85,124
	Xingfa Aluminium Holdings Ltd.	49,000	44,066
*	Xinhu Zhongbao Co. Ltd., Class A	162,000	64,885
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	230,000	207,996
	Xinhuanet Co. Ltd., Class A	11,400	51,632
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	298,258	244,589
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	12,100	41,436
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	19,600	18,527
#	Xinte Energy Co. Ltd., Class H	253,200	626,933
	Xinxiang Chemical Fiber Co. Ltd., Class A	67,900	31,775
	Xinxiang Richful Lube Additive Co. Ltd., Class A	3,900	60,822
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	84,299	55,433
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	67,100	109,925

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xinyi Energy Holdings Ltd.	997,552	$279,117
	Xinyi Solar Holdings Ltd.	1,138,283	1,223,764
	Xinyu Iron & Steel Co. Ltd., Class A	136,100	78,134
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	16,000	41,535
#*	XPeng, Inc., Class A	18,200	86,904
	Xtep International Holdings Ltd.	716,826	836,028
	Xuji Electric Co. Ltd., Class A	14,300	46,580
*	Xunlei Ltd., ADR	30,350	47,953
Ω	Yadea Group Holdings Ltd.	402,000	939,887
*	YaGuang Technology Group Co. Ltd., Class A	35,500	37,137
*	Yanchang Petroleum International Ltd.	3,460,000	17,204
	Yangling Metron New Material, Inc., Class A	11,900	78,471
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	55,000	107,640
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	9,800	63,028
	Yankershop Food Co. Ltd., Class A	4,200	76,641
	Yantai China Pet Foods Co. Ltd., Class A	8,500	26,600
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	27,500	60,162
	Yantai Eddie Precision Machinery Co. Ltd., Class A	17,520	43,061
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	26,200	102,836
*	YanTai Shuangta Food Co. Ltd., Class A	31,800	24,173
	Yantai Zhenghai Bio-tech Co. Ltd.	4,800	31,936
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	25,300	45,080
*	Yashili International Holdings Ltd.	520,000	78,238
*	Yeahka Ltd.	10,800	29,648
	Yealink Network Technology Corp. Ltd., Class A	5,500	52,421
	YGSOFT, Inc., Class A	42,864	52,617
	Yibin Tianyuan Group Co. Ltd., Class A	46,360	46,312
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	179,000	161,605
	Yifeng Pharmacy Chain Co. Ltd., Class A	13,590	97,907
	Yihai International Holding Ltd.	186,000	493,661
	Yijiahe Technology Co. Ltd., Class A	6,660	35,181
	Yintai Gold Co. Ltd., Class A	41,380	76,954
	Yip’s Chemical Holdings Ltd.	88,000	40,427
*	Yiren Digital Ltd., Sponsored ADR	34,424	72,979
#*Ω	Yixin Group Ltd.	573,000	68,284
	Yixintang Pharmaceutical Group Co. Ltd., Class A	24,100	100,513
	YongXing Special Materials Technology Co. Ltd., Class A	10,699	98,874
	Yotrio Group Co. Ltd., Class A	68,400	39,009
	Youngor Group Co. Ltd., Class A	82,400	81,657
*	Youngy Co. Ltd., Class A	4,800	49,024
*	Youzu Interactive Co. Ltd., Class A	28,800	91,292
	YTO Express Group Co. Ltd., Class A	62,000	155,045
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	9,456	20,819
#	Yuexiu Property Co. Ltd.	797,058	1,153,075
	Yuexiu Transport Infrastructure Ltd.	348,752	190,397
	Yum China Holdings, Inc.	71,800	4,393,235
	Yunda Holding Co. Ltd., Class A	61,892	108,612
	Yunnan Aluminium Co. Ltd., Class A	101,700	209,483
	Yunnan Baiyao Group Co. Ltd., Class A	5,798	48,725
	Yunnan Copper Co. Ltd., Class A	45,300	82,582
	Yunnan Energy New Material Co. Ltd., Class A	15,252	229,666
	Yunnan Tin Co. Ltd., Class A	50,800	113,480
	Yusys Technologies Co. Ltd., Class A	21,900	58,526
	Yutong Bus Co. Ltd., Class A	39,400	76,974
	ZBOM Home Collection Co. Ltd., Class A	10,530	49,822
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,600	141,560
*	Zhaojin Mining Industry Co. Ltd., Class H	483,500	769,673
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	9,100	33,824
	Zhefu Holding Group Co. Ltd., Class A	146,600	80,908

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Zhejiang Century Huatong Group Co. Ltd., Class A	68,700	$68,096
	Zhejiang Cfmoto Power Co. Ltd., Class A	1,900	37,376
	Zhejiang China Commodities City Group Co. Ltd., Class A	46,200	64,681
	Zhejiang Chint Electrics Co. Ltd., Class A	30,300	114,248
	Zhejiang Communications Technology Co. Ltd.	72,000	64,247
	Zhejiang Crystal-Optech Co. Ltd., Class A	29,600	49,743
	Zhejiang Dahua Technology Co. Ltd., Class A	36,100	122,496
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,840	57,903
	Zhejiang Expressway Co. Ltd., Class H	522,000	433,187
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	25,800	47,185
	Zhejiang Hailiang Co. Ltd., Class A	42,600	74,973
	Zhejiang HangKe Technology, Inc.Co., Class A	6,620	47,671
	Zhejiang Hangmin Co. Ltd., Class A	25,400	29,045
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	50,600	56,346
	Zhejiang Huace Film & Television Co. Ltd., Class A	60,200	75,107
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	18,910	53,498
	Zhejiang Huayou Cobalt Co. Ltd., Class A	21,540	162,280
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	63,100	89,778
	Zhejiang Jianfeng Group Co. Ltd., Class A	9,500	16,826
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	12,100	33,944
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	10,500	38,088
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	10,400	103,019
*	Zhejiang Jingu Co. Ltd., Class A	31,000	30,046
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	37,420	80,144
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	30,200	38,036
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	15,800	36,403
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	16,600	76,910
	Zhejiang Juhua Co. Ltd., Class A	28,700	62,882
	Zhejiang Longsheng Group Co. Ltd., Class A	31,300	43,345
	Zhejiang Medicine Co. Ltd., Class A	41,500	71,804
	Zhejiang Meida Industrial Co. Ltd., Class A	35,200	56,173
*	Zhejiang Narada Power Source Co. Ltd., Class A	7,800	22,673
	Zhejiang NHU Co. Ltd., Class A	55,176	136,131
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	114,340	65,942
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	7,977	67,908
*	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	18,800	58,201
	Zhejiang Runtu Co. Ltd., Class A	45,300	48,392
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	23,840	80,479
	Zhejiang Semir Garment Co. Ltd., Class A	126,100	122,416
	Zhejiang Southeast Space Frame Co. Ltd., Class A	46,800	43,752
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	12,040	30,118
	Zhejiang Supor Co. Ltd., Class A	12,600	93,750
	Zhejiang Tiantie Industry Co. Ltd., Class A	22,480	29,942
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	7,520	30,662
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	74,300	65,427
*	Zhejiang Wanliyang Co. Ltd., Class A	39,600	48,492
	Zhejiang Wanma Co. Ltd., Class A	37,600	58,604
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	35,294	93,298
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	26,400	84,353
	Zhejiang Windey Co. Ltd., Class A	24,310	47,712
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	7,800	52,186
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	45,640	82,574
	Zhejiang Yankon Group Co. Ltd., Class A	34,200	16,799
	Zhejiang Yasha Decoration Co. Ltd., Class A	33,700	22,313
	Zhejiang Yinlun Machinery Co. Ltd., Class A	25,000	48,968
	Zhejiang Yongtai Technology Co. Ltd., Class A	16,300	40,244
	Zhende Medical Co. Ltd., Class A	10,200	52,815
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	143,600	160,333
	Zheshang Securities Co. Ltd., Class A	45,000	66,660

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Zhong An Group Ltd.	906,000	$26,657
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	183,300	570,619
	Zhongji Innolight Co. Ltd., Class A	10,900	141,830
	Zhongjin Gold Corp. Ltd., Class A	95,500	164,552
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	91,800	70,061
	Zhongshan Public Utilities Group Co. Ltd., Class A	32,000	34,171
	Zhongsheng Group Holdings Ltd.	248,000	1,059,336
*	Zhongtian Financial Group Co. Ltd., Class A	321,400	30,607
#	Zhongyu Energy Holdings Ltd.	283,455	220,063
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	393,000	180,088
*	Zhuguang Holdings Group Co. Ltd.	344,000	32,051
	Zhuhai Bojay Electronics Co. Ltd., Class A	2,300	11,688
	Zhuhai Huafa Properties Co. Ltd., Class A	34,765	53,318
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	34,600	56,743
	Zhuzhou CRRC Times Electric Co. Ltd.	79,850	322,274
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	9,900	58,928
	Zhuzhou Kibing Group Co. Ltd., Class A	81,900	121,819
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	84,980	87,333
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	373,800	204,037
	ZTE Corp., Class H	125,520	404,273
	ZTO Express Cayman, Inc., ADR	58,115	1,608,623
	ZTO Express Cayman, Inc.	7,650	210,624

TOTAL CHINA			410,560,980

COLOMBIA — (0.1%)
	BAC Holding International Corp.	314,764	15,209
	Banco de Bogota SA	14,751	107,383
	Bancolombia SA, Sponsored ADR	16,161	395,944
	Bancolombia SA	20,965	160,651
	Bolsa de Valores de Colombia	3,425	7,327
	Celsia SA ESP	129,268	80,345
*	CEMEX Latam Holdings SA	49,384	35,656
*	Corp. Financiera Colombiana SA	26,597	75,238
	Ecopetrol SA	802,991	391,069
	Grupo de Inversiones Suramericana SA	9,419	84,386
	Grupo Energia Bogota SA ESP	264,414	101,308
	Grupo Nutresa SA	1,494	19,173
	Interconexion Electrica SA ESP	46,849	181,493
	Mineros SA	75,622	32,193
	Promigas SA ESP	7,608	6,915

TOTAL COLOMBIA			1,694,290

CZECH REPUBLIC — (0.1%)
	Komercni Banka AS	12,854	415,038
Ω	Moneta Money Bank AS	112,388	412,084

TOTAL CZECH REPUBLIC			827,122

EGYPT — (0.0%)
	Commercial International Bank Egypt SAE, GDR	335,067	406,052
*	Egyptian Financial Group-Hermes Holding Co.,GDR	12,263	9,806

TOTAL EGYPT			415,858

GREECE — (0.4%)
*	Aegean Airlines SA	17,670	151,738
*	Alpha Services & Holdings SA	311,980	391,109
	Athens Water Supply & Sewage Co. SA	14,835	103,107
	Autohellas Tourist & Trading SA	10,750	151,820

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (Continued)
	Bank of Greece	9,862	$176,681
*	Ellaktor SA	6,751	14,711
	ElvalHalcor SA	30,835	59,131
	Entersoft SA Software Development & Related Services Co.	1,976	9,839
	Epsilon Net SA	6,513	55,978
*	Eurobank Ergasias Services & Holdings SA, Class A	504,404	713,191
*††	FF Group	11,777	0
	Fourlis Holdings SA	22,299	98,407
	GEK Terna Holding Real Estate Construction SA	24,768	338,831
	Hellenic Energy Holdings SA	23,762	188,677
	Hellenic Exchanges—Athens Stock Exchange SA	12,039	53,250
	Hellenic Telecommunications Organization SA	36,694	536,161
	Holding Co. ADMIE IPTO SA	35,459	68,884
	Ideal Holdings SA	2,762	13,829
	Intracom Holdings SA	17,381	34,088
*	Intracom SA Technical & Steel Constructions	10,661	18,999
	JUMBO SA	17,289	398,330
	Kri-Kri Milk Industry SA	1,705	12,404
*	LAMDA Development SA	30,571	188,848
	Motor Oil Hellas Corinth Refineries SA	22,507	536,422
	Mytilineos SA	14,552	422,194
*	National Bank of Greece SA	84,197	440,614
*	Piraeus Financial Holdings SA	124,570	294,688
	Piraeus Port Authority SA	3,226	68,042
	Quest Holdings SA	12,727	69,381
	Sarantis SA	13,047	103,189
	Terna Energy SA	13,449	298,138
	Thrace Plastics Holding & Co.	13,940	63,858

TOTAL GREECE			6,074,539

HONG KONG — (0.0%)
*††	Anxin-China Holdings Ltd.	784,000	0
*††	CECEP COSTIN New Materials Group Ltd.	186,000	0
*††	China Common Rich Renewable Energy Investments Ltd.	1,016,000	0
*††	CTEG	882,000	0
*††	DBA Telecommunication (Asia) Holdings Ltd.	112,000	0
*	Kai Yuan Holdings Ltd.	1,320,000	2,695
*	Tongda Group Holdings Ltd.	2,234,999	31,435
#*††	Untrade.Lumena Newmat	23,400	0

TOTAL HONG KONG			34,130

HUNGARY — (0.1%)
	4iG Nyrt	18,019	36,514
	Magyar Telekom Telecommunications PLC	141,303	177,829
#	MASTERPLAST Nyrt	1,200	8,363
	MOL Hungarian Oil & Gas PLC	149,325	1,210,915
#*	Opus Global Nyrt	113,275	39,889
	OTP Bank Nyrt	17,716	539,858

TOTAL HUNGARY			2,013,368

INDIA — (14.4%)
	360 ONE WAM Ltd.	63,791	326,900
*	3i Infotech Ltd.	36,203	14,560
	3M India Ltd.	211	57,894
*	63 Moons Technologies Ltd.	12,877	27,008
	Aarti Industries Ltd.	57,016	392,246
*	Aarti Pharmalabs Ltd.	14,254	63,914
*	Aavas Financiers Ltd.	10,212	173,456

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	ABB India Ltd.	5,992	$250,520
	Action Construction Equipment Ltd.	17,387	89,097
*	Adani Green Energy Ltd.	15,924	186,089
	Adani Ports & Special Economic Zone Ltd.	86,877	725,945
	Adani Total Gas Ltd.	20,790	240,446
*	Adani Transmission Ltd.	28,356	358,333
	ADF Foods Ltd.	4,598	41,936
*	Aditya Birla Capital Ltd.	224,046	459,790
	Advanced Enzyme Technologies Ltd.	19,244	61,039
	Aegis Logistics Ltd.	72,228	347,379
*	Affle India Ltd.	3,312	37,903
	AGI Greenpac Ltd.	11,808	60,058
	Agro Tech Foods Ltd.	3,238	31,692
	Ahluwalia Contracts India Ltd.	14,434	91,243
	AIA Engineering Ltd.	17,125	572,299
	Ajanta Pharma Ltd.	20,501	330,377
	Akzo Nobel India Ltd.	4,369	124,314
	Alembic Ltd.	38,303	29,326
	Alembic Pharmaceuticals Ltd.	33,619	228,488
	Alkyl Amines Chemicals	4,697	136,186
	Allcargo Logistics Ltd.	41,140	138,068
	Allcargo Terminals Ltd.	41,140	30,858
*	Alok Industries Ltd.	422,420	65,497
	Amara Raja Batteries Ltd.	53,153	391,533
*	Amber Enterprises India Ltd.	3,202	73,393
	Amrutanjan Health Care Ltd.	6,756	50,054
	Anant Raj Ltd.	55,047	95,512
	Andhra Sugars Ltd.	35,170	49,898
	Angel One Ltd.	10,675	161,263
	Apar Industries Ltd.	9,235	318,307
	Apcotex Industries Ltd.	8,905	54,833
	APL Apollo Tubes Ltd.	37,205	544,489
	Apollo Tyres Ltd.	228,762	973,869
*	Arvind Fashions Ltd.	23,253	80,447
*	Arvind Ltd.	87,072	115,157
*	Arvind SmartSpaces Ltd.	3,774	14,518
	Asahi India Glass Ltd.	25,092	148,565
	Ashiana Housing Ltd.	14,599	31,747
	Ashok Leyland Ltd.	223,096	398,368
*	Ashoka Buildcon Ltd.	87,239	93,909
	Asian Granito India Ltd.	47,563	28,504
	Asian Paints Ltd.	63,631	2,258,008
	Astec Lifesciences Ltd.	2,277	37,297
	Astral Ltd.	27,004	480,086
	AstraZeneca Pharma India Ltd.	1,609	62,101
	Atul Ltd.	7,028	591,797
Ω	AU Small Finance Bank Ltd.	35,290	287,288
	Automotive Axles Ltd.	1,880	55,549
	Avanti Feeds Ltd.	25,345	112,310
*Ω	Avenue Supermarts Ltd.	11,379	490,382
	Axis Bank Ltd.	518,449	5,472,696
	Bajaj Auto Ltd.	14,542	785,372
	Bajaj Consumer Care Ltd.	43,626	84,654
	Bajaj Finance Ltd.	34,937	2,687,486
	Bajaj Finserv Ltd.	35,520	590,637
*	Bajaj Hindusthan Sugar Ltd.	432,055	77,518
	Bajaj Holdings & Investment Ltd.	7,492	632,507
	Balaji Amines Ltd.	4,328	111,448
	Balkrishna Industries Ltd.	25,019	637,665

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Balmer Lawrie & Co. Ltd.	37,385	$54,106
	Balrampur Chini Mills Ltd.	70,130	357,796
	Banco Products India Ltd.	7,680	24,298
*Ω	Bandhan Bank Ltd.	141,251	397,247
	Bank of Baroda	222,888	515,593
	Bank of India	226,125	233,127
	Bank of Maharashtra	237,781	88,069
	Bannari Amman Sugars Ltd.	1,587	56,293
	BASF India Ltd.	4,643	134,776
	Bata India Ltd.	17,976	324,169
*	BEML Land Assets Ltd.	8,125	20,626
	Berger Paints India Ltd.	51,050	381,758
*	BF Utilities Ltd.	5,676	23,508
	Bhansali Engineering Polymers Ltd.	37,574	46,576
	Bharat Bijlee Ltd.	1,695	56,903
	Bharat Forge Ltd.	68,252	668,753
	Bharat Petroleum Corp. Ltd.	138,422	603,661
	Bharat Rasayan Ltd.	436	52,811
	Bharti Airtel Ltd.	517,353	5,062,012
	Biocon Ltd.	98,323	279,392
	Birlasoft Ltd.	70,930	238,119
*	Black Box Ltd.	9,130	15,397
	BLS International Services Ltd.	31,868	70,050
	Blue Dart Express Ltd.	1,912	139,030
	Blue Star Ltd.	18,409	333,980
	Bombay Burmah Trading Co.	14,764	187,134
*	Borosil Ltd.	7,671	38,296
*	Borosil Renewables Ltd.	22,024	138,549
	Bosch Ltd.	938	222,619
	Brigade Enterprises Ltd.	52,909	324,232
	Britannia Industries Ltd.	20,607	1,143,943
	BSE Ltd.	34,550	221,973
*	Camlin Fine Sciences Ltd.	32,194	68,068
	Can Fin Homes Ltd.	39,938	301,709
	Canara Bank	100,441	390,755
*	Capacit’e Infraprojects Ltd.	12,709	20,456
	Carborundum Universal Ltd.	41,823	548,323
	Care Ratings Ltd.	10,849	85,350
	Castrol India Ltd.	148,816	218,276
	CCL Products India Ltd.	41,644	305,614
	Ceat Ltd.	15,705	301,258
*	Central Bank of India Ltd.	285,564	106,374
	Central Depository Services India Ltd.	21,603	266,498
	Century Enka Ltd.	9,604	47,112
	Century Plyboards India Ltd.	25,804	164,737
	Century Textiles & Industries Ltd.	22,804	190,330
	Cera Sanitaryware Ltd.	1,761	134,825
	CG Power & Industrial Solutions Ltd.	227,965	860,292
	Chambal Fertilisers & Chemicals Ltd.	114,070	398,738
	Chennai Petroleum Corp. Ltd.	20,061	74,693
††	Chennai Super Kings Cricket Ltd.	130,176	671
	Cholamandalam Financial Holdings Ltd.	49,844	368,088
	Cholamandalam Investment & Finance Co. Ltd.	123,559	1,325,016
	Cigniti Technologies Ltd.	6,994	73,915
	City Union Bank Ltd.	196,219	341,140
	Coforge Ltd.	12,362	633,714
	Colgate-Palmolive India Ltd.	30,342	590,583
	Computer Age Management Services Ltd.	11,745	295,990
	Container Corp. of India Ltd.	65,725	492,072

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Coromandel International Ltd.	59,991	$694,057
*	Cosmo First Ltd.	8,890	67,836
*	CreditAccess Grameen Ltd.	27,153	321,114
	CRISIL Ltd.	7,019	309,573
	Crompton Greaves Consumer Electricals Ltd.	137,444	429,222
*	CSB Bank Ltd.	34,895	119,906
	Cummins India Ltd.	28,967	558,790
	Cyient Ltd.	27,207	393,465
*	D B Realty Ltd.	41,589	44,666
	Dabur India Ltd.	95,166	621,253
	Dalmia Bharat Sugar & Industries Ltd.	11,130	50,586
	DB Corp. Ltd.	34,520	49,909
	DCB Bank Ltd.	102,609	134,121
	DCM Shriram Ltd.	19,412	193,920
	DCW Ltd.	83,262	46,830
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	33,488	245,725
	Deepak Nitrite Ltd.	24,478	565,121
*	DEN Networks Ltd.	103,396	38,843
*	Dhampur Bio Organics Ltd.	15,203	30,952
	Dhampur Sugar Mills Ltd.	26,038	78,042
*	Dhani Services Ltd.	83,701	39,219
	Dhanuka Agritech Ltd.	7,353	57,782
Ω	Dilip Buildcon Ltd.	22,705	50,164
*	Dish TV India Ltd.	920,879	179,284
*	Dishman Carbogen Amcis Ltd.	29,525	50,371
	Divi’s Laboratories Ltd.	28,358	1,135,010
	Dixon Technologies India Ltd.	13,472	481,205
	DLF Ltd.	89,747	467,848
	Dollar Industries Ltd.	4,718	20,079
Ω	Dr Lal PathLabs Ltd.	15,316	366,265
	Dwarikesh Sugar Industries Ltd.	48,045	54,196
	Dynamatic Technologies Ltd.	1,424	50,987
	eClerx Services Ltd.	13,270	217,214
	Edelweiss Financial Services Ltd.	245,480	205,485
	Eicher Motors Ltd.	22,241	899,788
	EID Parry India Ltd.	50,617	311,577
*	EIH Associated Hotels	5,499	32,120
*	EIH Ltd.	62,367	144,045
	Electrosteel Castings Ltd.	224,823	104,747
	Elgi Equipments Ltd.	54,064	308,405
	Emami Ltd.	86,856	397,816
Ω	Endurance Technologies Ltd.	12,236	200,337
	Engineers India Ltd.	168,805	170,832
	EPL Ltd.	57,101	122,158
*Ω	Equitas Small Finance Bank Ltd.	170,899	144,783
Ω	Eris Lifesciences Ltd.	16,152	123,599
	ESAB India Ltd.	1,718	73,278
	Escorts Kubota Ltd.	14,835	360,021
	Everest Industries Ltd.	4,404	47,302
	Everest Kanto Cylinder Ltd.	17,733	21,060
	Excel Industries Ltd.	2,718	29,165
*	Exide Industries Ltd.	230,270	551,874
*	FDC Ltd.	31,187	111,933
	Federal Bank Ltd.	769,827	1,274,751
*	Federal-Mogul Goetze India Ltd.	5,989	24,380
	FIEM Industries Ltd.	2,291	49,654
	Filatex India Ltd.	92,478	41,298
	Fine Organic Industries Ltd.	2,709	146,918
	Finolex Cables Ltd.	33,325	364,452

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Finolex Industries Ltd.	142,320	$292,148
	Firstsource Solutions Ltd.	143,548	205,241
	Force Motors Ltd.	2,387	39,125
	Gabriel India Ltd.	37,453	70,717
	GAIL India Ltd.	957,287	1,257,711
	Galaxy Surfactants Ltd.	4,294	131,283
*	Ganesh Housing Corp. Ltd.	7,737	31,537
	Garware Technical Fibres Ltd.	4,464	158,534
	Gateway Distriparks Ltd.	129,936	101,703
*	Gati Ltd.	31,580	46,136
Ω	General Insurance Corp. of India	48,305	90,896
	Genus Power Infrastructures Ltd.	53,841	59,958
	GHCL Ltd.	44,127	262,935
	Ghcl Textiles Ltd.	44,127	17,929
	GIC Housing Finance Ltd.	30,931	62,314
	Gillette India Ltd.	2,641	141,962
	GlaxoSmithKline Pharmaceuticals Ltd.	14,084	213,847
	GMM Pfaudler Ltd.	4,323	78,470
*	GMR Airports Infrastructure Ltd.	649,783	363,317
	Godawari Power & Ispat Ltd.	5,942	26,019
Ω	Godrej Agrovet Ltd.	16,911	90,642
*	Godrej Consumer Products Ltd.	53,725	598,847
*	Godrej Industries Ltd.	25,204	138,237
*	Godrej Properties Ltd.	16,820	271,703
	Goodyear India Ltd.	3,147	42,642
	Granules India Ltd.	78,534	288,653
	Graphite India Ltd.	29,753	108,143
	Grasim Industries Ltd.	49,799	1,048,144
	Grauer & Weil India Ltd.	50,798	70,282
*	Gravita India Ltd.	6,556	40,843
	Great Eastern Shipping Co. Ltd.	53,237	441,996
	Greaves Cotton Ltd.	24,260	39,739
	Greenlam Industries Ltd.	13,155	47,071
	Greenpanel Industries Ltd.	24,209	88,620
	Greenply Industries Ltd.	26,592	47,113
	Grindwell Norton Ltd.	13,345	311,884
	Gujarat Alkalies & Chemicals Ltd.	11,190	93,975
	Gujarat Ambuja Exports Ltd.	44,069	157,822
	Gujarat Fluorochemicals Ltd.	8,661	360,162
	Gujarat Gas Ltd.	40,156	230,266
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	55,142	396,692
	Gujarat Pipavav Port Ltd.	144,453	200,971
	Gujarat State Fertilizers & Chemicals Ltd.	91,799	178,437
	Gujarat State Petronet Ltd.	198,246	692,362
	Gulf Oil Lubricants India Ltd.	6,831	34,110
	Happiest Minds Technologies Ltd.	15,365	155,295
*	Hathway Cable & Datacom Ltd.	233,385	38,481
	Hatsun Agro Product Ltd.	22,928	236,732
	Havells India Ltd.	34,877	525,330
	HBL Power Systems Ltd.	69,553	96,152
	HCL Technologies Ltd.	180,427	2,356,469
Ω	HDFC Asset Management Co. Ltd.	22,399	485,187
	HDFC Bank Ltd.	341,763	7,064,135
Ω	HDFC Life Insurance Co. Ltd.	31,476	204,613
	HEG Ltd.	6,015	82,377
	Heritage Foods Ltd.	27,458	57,029
	Hero MotoCorp Ltd.	40,138	1,259,372
	Hester Biosciences Ltd.	1,956	43,298
*	Heubach Colorants India Ltd.	7,185	28,567

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	HFCL Ltd.	411,000	$325,425
	HG Infra Engineering Ltd.	11,008	118,607
	Hikal Ltd.	25,013	89,870
	HIL Ltd.	2,268	75,169
	Himadri Speciality Chemical Ltd.	135,759	172,194
	Hinduja Global Solutions Ltd.	8,275	104,926
*	Hindustan Construction Co. Ltd.	299,215	59,549
	Hindustan Copper Ltd.	93,901	116,754
*	Hindustan Oil Exploration Co. Ltd.	24,931	50,475
	Hindustan Unilever Ltd.	78,109	2,351,725
	Hitachi Energy India Ltd.	2,464	99,902
	Hle Glascoat Ltd.	4,365	31,844
	Honda India Power Products Ltd.	1,898	57,185
	Honeywell Automation India Ltd.	125	54,444
	Housing Development Finance Corp. Ltd.	112,834	3,836,706
	Huhtamaki India Ltd.	11,366	31,579
	I G Petrochemicals Ltd.	7,654	45,367
	ICICI Bank Ltd., Sponsored ADR	184,237	4,191,403
	ICICI Bank Ltd.	331,769	3,749,450
Ω	ICICI Lombard General Insurance Co. Ltd.	41,899	553,721
Ω	ICICI Prudential Life Insurance Co. Ltd.	38,809	206,326
Ω	ICICI Securities Ltd.	36,752	199,236
*	IDFC First Bank Ltd.	918,345	699,492
	IDFC Ltd.	610,819	659,966
*	IFB Industries Ltd.	3,742	38,784
	IIFL Finance Ltd.	85,983	504,977
	IIFL Securities Ltd.	90,784	65,519
*	Indiabulls Housing Finance Ltd.	117,853	156,170
*	Indiabulls Real Estate Ltd.	183,791	164,427
	Indian Bank	110,312	435,978
Ω	Indian Energy Exchange Ltd.	185,763	356,271
	Indian Hotels Co. Ltd.	63,746	265,063
	Indian Oil Corp. Ltd.	507,670	505,622
*	Indian Overseas Bank	405,204	128,353
	Indian Railway Catering & Tourism Corp. Ltd.	34,216	259,462
Ω	Indian Railway Finance Corp. Ltd.	164,922	64,157
	Indo Count Industries Ltd.	32,201	53,750
	Indoco Remedies Ltd.	18,298	72,014
	Indraprastha Gas Ltd.	79,915	484,100
	Indus Towers Ltd.	293,271	556,537
	IndusInd Bank Ltd.	68,733	973,485
*	Infibeam Avenues Ltd.	318,648	54,017
	Info Edge India Ltd.	12,605	583,682
	Infosys Ltd., Sponsored ADR	74,594	1,159,191
	Infosys Ltd.	587,115	9,060,135
	Ingersoll Rand India Ltd.	3,630	123,109
*	Inox Wind Ltd.	37,589	49,438
	Insecticides India Ltd.	6,655	38,984
	Intellect Design Arena Ltd.	28,372	154,976
*Ω	InterGlobe Aviation Ltd.	16,431	407,334
	IOL Chemicals & Pharmaceuticals Ltd.	15,970	78,168
	IRB Infrastructure Developers Ltd.	387,980	130,904
Ω	IRCON International Ltd.	133,176	121,100
	ISGEC Heavy Engineering Ltd.	5,667	33,819
	ITD Cementation India Ltd.	35,112	53,359
*	ITI Ltd.	44,904	52,329
	J Kumar Infraprojects Ltd.	16,914	56,899
	Jagran Prakashan Ltd.	39,685	35,679
*	Jammu & Kashmir Bank Ltd.	135,881	97,462

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Jamna Auto Industries Ltd.	77,319	$99,196
	JB Chemicals & Pharmaceuticals Ltd.	16,021	414,120
	JBM Auto Ltd.	7,490	73,675
	Jindal Poly Films Ltd.	10,824	82,818
	Jindal Saw Ltd.	99,518	199,690
	Jindal Stainless Ltd.	248,207	862,665
	JK Paper Ltd.	51,275	237,547
	JK Tyre & Industries Ltd.	58,717	129,167
	JM Financial Ltd.	203,225	152,003
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	2,268	31,069
	JTEKT India Ltd.	20,747	27,867
	Jubilant Foodworks Ltd.	104,112	571,238
	Jubilant Pharmova Ltd.	42,157	160,150
	Jyothy Labs Ltd.	67,578	160,466
	Kajaria Ceramics Ltd.	36,528	489,911
	Kalpataru Power Transmission Ltd.	54,286	359,266
	Kalyani Steels Ltd.	17,316	70,275
	Kansai Nerolac Paints Ltd.	40,108	186,581
	Karnataka Bank Ltd.	135,958	224,700
	Karur Vysya Bank Ltd.	221,304	265,284
	Kaveri Seed Co. Ltd.	14,832	96,421
	KCP Ltd.	41,924	54,496
	KEC International Ltd.	64,342	361,287
	KEI Industries Ltd.	26,810	623,055
	Kennametal India Ltd.	2,843	79,854
*	Kesoram Industries Ltd.	75,026	56,033
	Kewal Kiran Clothing Ltd.	5,632	31,898
	Kirloskar Brothers Ltd.	13,274	69,452
	Kirloskar Ferrous Industries Ltd.	32,419	163,182
	Kirloskar Oil Engines Ltd.	25,693	124,107
	Kitex Garments Ltd.	10,427	20,525
	KNR Constructions Ltd.	78,899	232,261
	Kolte-Patil Developers Ltd.	8,477	26,248
	Kotak Mahindra Bank Ltd.	115,449	2,740,533
	KPIT Technologies Ltd.	80,994	910,348
	KPR Mill Ltd.	51,868	382,132
	KRBL Ltd.	33,562	162,355
	KSB Ltd.	6,772	187,256
	L&T Finance Holdings Ltd.	337,753	383,795
Ω	L&T Technology Services Ltd.	8,375	390,335
	LA Opala RG Ltd.	10,121	47,655
	Lakshmi Machine Works Ltd.	1,027	135,938
Ω	Laurus Labs Ltd.	135,665	510,892
	LG Balakrishnan & Bros Ltd.	13,711	146,247
	LIC Housing Finance Ltd.	169,821	716,371
	LT Foods Ltd.	85,633	116,458
Ω	LTIMindtree Ltd.	16,533	896,915
	Lumax Auto Technologies Ltd.	17,711	67,987
*	LUX Industries Ltd.	2,738	45,977
	Mahanagar Gas Ltd.	19,385	239,086
	Maharashtra Seamless Ltd.	28,184	148,468
	Mahindra & Mahindra Financial Services Ltd.	346,076	1,101,115
	Mahindra & Mahindra Ltd.	206,161	3,097,277
	Mahindra CIE Automotive Ltd.	56,642	277,639
*	Mahindra Holidays & Resorts India Ltd.	26,275	97,271
	Mahindra Lifespace Developers Ltd..	36,794	167,834
Ω	Mahindra Logistics Ltd.	12,172	55,060
	Maithan Alloys Ltd.	5,012	55,606
	Man Infraconstruction Ltd.	53,471	53,496

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Manappuram Finance Ltd.	314,625	$500,145
	Marico Ltd.	128,924	786,052
	Maruti Suzuki India Ltd.	4,536	478,651
Ω	MAS Financial Services Ltd.	7,877	67,520
	Mastek Ltd.	6,199	130,564
*	Max Ventures & Industries Ltd.	12,691	29,897
	Mayur Uniquoters Ltd.	9,705	60,590
	Mazagon Dock Shipbuilders Ltd.	16,075	148,832
	Meghmani Finechem Ltd.	4,939	58,010
	Meghmani Organics Ltd.	65,639	68,542
Ω	Metropolis Healthcare Ltd.	10,176	156,152
	Minda Corp. Ltd.	35,037	121,654
Ω	Mishra Dhatu Nigam Ltd.	29,936	75,242
	MM Forgings Ltd.	5,988	61,368
	Monte Carlo Fashions Ltd.	7,517	65,269
	Motherson Sumi Wiring India Ltd.	504,270	332,707
	Motilal Oswal Financial Services Ltd.	24,173	183,100
	Mphasis Ltd.	28,920	646,798
	MRF Ltd.	416	452,954
	Mrs Bectors Food Specialities Ltd.	10,283	77,776
	Multi Commodity Exchange of India Ltd.	5,502	94,462
	Muthoot Finance Ltd.	46,432	579,119
	Nahar Spinning Mills Ltd.	4,602	16,192
*	National Fertilizers Ltd.	41,491	40,233
	Navin Fluorine International Ltd.	6,681	396,559
	Navneet Education Ltd.	37,731	53,213
	NBCC India Ltd.	274,103	132,468
	NELCO Ltd.	3,866	29,905
	NESCO Ltd.	11,313	76,757
	Neuland Laboratories Ltd.	4,490	117,358
	Newgen Software Technologies Ltd.	10,393	64,314
	NHPC Ltd.	473,959	256,456
*	NIIT Ltd.	36,285	161,359
	Nilkamal Ltd.	2,955	74,448
Ω	Nippon Life India Asset Management Ltd.	51,878	151,564
	NOCIL Ltd.	43,170	112,738
	NRB Bearings Ltd.	34,282	63,244
	Nucleus Software Exports Ltd.	7,640	56,540
	Oberoi Realty Ltd.	30,005	335,620
*	Omaxe Ltd.	22,851	14,950
	OnMobile Global Ltd.	20,182	17,350
	Oracle Financial Services Software Ltd.	9,743	426,912
	Orient Cement Ltd.	82,690	128,805
	Orient Electric Ltd.	47,665	130,148
	Orient Paper & Industries Ltd.	86,102	45,854
*	Oriental Aromatics Ltd.	4,300	21,631
	Oriental Carbon & Chemicals Ltd.	3,782	32,389
*	Oriental Hotels Ltd.	41,994	46,419
*	Orissa Minerals Development Co. Ltd.	353	12,063
	Page Industries Ltd.	1,594	787,464
	Paisalo Digital Ltd.	116,684	72,793
	Panama Petrochem Ltd.	12,821	46,662
*Ω	Parag Milk Foods Ltd.	20,587	22,170
*	Patel Engineering Ltd.	180,394	45,313
*	PC Jeweller Ltd.	106,159	33,229
	PCBL Ltd.	107,984	169,587
	Persistent Systems Ltd.	16,742	973,236
	Petronet LNG Ltd.	357,281	1,037,052
	Phoenix Mills Ltd.	35,133	621,746

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	PI Industries Ltd.	17,806	$736,859
	Pidilite Industries Ltd.	24,369	721,226
*Ω	PNB Housing Finance Ltd.	19,675	107,722
	PNB Housing Finance Ltd.	10,566	57,584
	PNC Infratech Ltd.	44,423	154,290
	Poly Medicure Ltd.	10,108	121,293
	Polycab India Ltd.	10,137	397,179
	Polyplex Corp. Ltd.	9,629	160,678
	Poonawalla Fincorp Ltd.	84,063	333,559
	Power Finance Corp. Ltd.	555,493	1,158,235
	Power Grid Corp. of India Ltd.	517,633	1,499,467
	Power Mech Projects Ltd.	2,117	68,260
	Praj Industries Ltd.	50,301	219,078
Ω	Prataap Snacks Ltd.	5,256	46,549
	Prestige Estates Projects Ltd.	68,865	413,116
*	Pricol Ltd.	34,915	107,205
*	Prime Focus Ltd.	2,316	2,340
	Prince Pipes & Fittings Ltd.	14,099	102,021
	Privi Speciality Chemicals Ltd.	3,901	50,977
	Procter & Gamble Health Ltd.	2,918	165,926
	Procter & Gamble Hygiene & Health Care Ltd.	2,169	371,485
	PSP Projects Ltd.	5,467	46,122
*	PTC India Financial Services Ltd.	82,653	14,640
	PTC India Ltd.	144,661	168,443
	Punjab National Bank	417,178	267,878
	Puravankara Ltd.	11,321	10,734
*	PVR Ltd.	18,141	325,939
Ω	Quess Corp. Ltd.	27,972	124,541
	Rain Industries Ltd.	115,421	229,643
	Rajesh Exports Ltd.	30,934	211,382
	Rallis India Ltd.	36,557	84,675
	Ramco Industries Ltd.	12,488	19,760
	Ramkrishna Forgings Ltd.	39,131	155,264
	Rane Holdings Ltd.	3,689	42,051
	Rashtriya Chemicals & Fertilizers Ltd.	107,630	143,801
	Ratnamani Metals & Tubes Ltd.	9,623	253,108
*Ω	RBL Bank Ltd.	197,467	390,527
	REC Ltd.	865,480	1,403,444
	Redington Ltd.	366,572	756,756
	Redtape Ltd.	21,209	56,977
	Relaxo Footwears Ltd.	10,610	109,700
	Reliance Industrial Infrastructure Ltd.	2,122	21,948
Ω	Reliance Industries Ltd., GDR	141,693	8,444,903
	Repco Home Finance Ltd.	19,971	46,578
	Rico Auto Industries Ltd.	28,598	25,172
	RITES Ltd.	30,606	144,154
	RSWM Ltd.	18,172	40,897
	Safari Industries India Ltd.	1,985	59,086
	Samvardhana Motherson International Ltd.	681,517	615,105
	Sandhar Technologies Ltd.	9,738	25,146
	Sanghvi Movers Ltd.	9,661	45,787
	Saregama India Ltd.	13,628	55,235
	Sasken Technologies Ltd.	2,274	24,914
*	Satin Creditcare Network Ltd.	22,021	39,126
	Savita Oil Technologies Ltd.	11,370	38,824
	SBI Cards & Payment Services Ltd.	30,753	290,580
Ω	SBI Life Insurance Co. Ltd.	26,988	377,028
	Schaeffler India Ltd.	10,955	373,340
*	SEAMEC Ltd.	2,693	20,859

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	SEPC Ltd.	251,807	$33,110
*	Sequent Scientific Ltd.	34,602	31,376
	Seshasayee Paper & Boards Ltd.	18,452	63,316
Ω	SH Kelkar & Co. Ltd.	40,231	56,699
	Shakti Pumps India Ltd.	4,128	22,283
	Shankara Building Products Ltd.	3,629	28,013
	Shanthi Gears Ltd.	5,846	25,586
	Sharda Cropchem Ltd.	13,482	76,816
	Sharda Motor Industries Ltd.	4,339	37,187
*	Sheela Foam Ltd.	8,366	106,550
	Shilpa Medicare Ltd.	10,912	34,325
	Shipping Corp. of India Ltd.	79,327	88,462
	Shipping Corp. of India Ltd.	79,327	26,221
*	Shoppers Stop Ltd.	15,826	128,059
*	Shree Renuka Sugars Ltd.	210,696	121,600
	Shriram Finance Ltd.	70,233	1,147,999
	Siemens Ltd.	2,527	107,038
*	SIS Ltd.	18,735	88,223
	Siyaram Silk Mills Ltd.	11,411	68,366
	SKF India Ltd.	9,711	497,450
	Sobha Ltd.	17,877	101,413
*	Solara Active Pharma Sciences Ltd.	7,964	37,216
	Somany Ceramics Ltd.	8,301	54,211
	Sonata Software Ltd.	39,571	413,394
*	South Indian Bank Ltd.	1,077,183	217,577
*	Spandana Sphoorty Financial Ltd.	9,158	66,920
	SRF Ltd.	50,006	1,554,839
*	Star Cement Ltd.	55,495	79,366
	State Bank of India.	253,385	1,792,553
	State Bank of India, GDR	7,803	549,331
	Sterlite Technologies Ltd.	84,282	166,114
*	Strides Pharma Science Ltd.	26,713	111,064
*	Stylam Industries Ltd.	1,669	23,735
*	Subex Ltd.	185,975	73,850
	Subros Ltd.	9,171	34,659
	Sudarshan Chemical Industries Ltd.	18,585	93,875
	Sumitomo Chemical India Ltd.	17,948	88,560
	Sun TV Network Ltd.	53,547	283,479
	Sundaram Finance Holdings Ltd.	6,562	6,809
	Sundaram Finance Ltd.	18,257	528,652
	Sundaram-Clayton Ltd.	2,777	135,559
	Sundram Fasteners Ltd.	41,227	530,836
	Sunteck Realty Ltd.	29,355	108,957
	Suprajit Engineering Ltd.	34,522	151,850
	Supreme Industries Ltd.	21,068	700,138
	Supreme Petrochem Ltd.	35,684	167,050
	Sutlej Textiles & Industries Ltd.	17,919	11,386
	Suven Pharmaceuticals Ltd.	39,046	225,557
*	Suzlon Energy Ltd.	1,699,463	174,411
	Swaraj Engines Ltd.	2,802	59,716
	Symphony Ltd.	6,123	73,588
	Tamil Nadu Newsprint & Papers Ltd.	20,871	61,826
	Tamilnadu Petroproducts Ltd.	31,074	32,207
	Tanla Platforms Ltd.	26,856	223,772
	Tata Chemicals Ltd.	80,890	944,330
	Tata Communications Ltd.	30,412	473,356
	Tata Consultancy Services Ltd.	149,712	5,911,312
	Tata Consumer Products Ltd.	78,569	733,232
	Tata Elxsi Ltd.	10,764	876,415

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Tata Motors Ltd.	532,412	$3,173,334
	TCI Express Ltd.	4,987	90,042
*Ω	TCNS Clothing Co. Ltd.	1,488	8,912
	TD Power Systems Ltd.	28,785	61,833
	Tech Mahindra Ltd.	151,337	1,901,516
	Techno Electric & Engineering Co. Ltd.	28,836	131,650
*Ω	Tejas Networks Ltd.	15,240	123,061
	Texmaco Rail & Engineering Ltd.	91,863	64,159
	Thirumalai Chemicals Ltd.	39,033	95,269
*	Thomas Cook India Ltd.	57,162	46,138
Ω	Thyrocare Technologies Ltd.	8,171	44,466
	Tide Water Oil Co. India Ltd.	2,844	30,080
	Time Technoplast Ltd.	67,520	69,989
	Timken India Ltd.	8,915	325,885
	Tinplate Co. of India Ltd.	20,120	80,203
*	Titagarh Wagons Ltd.	29,474	119,921
	Titan Co. Ltd.	61,392	1,985,404
	Torrent Power Ltd.	25,234	169,047
	Tourism Finance Corp. of India Ltd.	33,398	30,641
	TransIndia Realty & Logistics Parks Ltd.	41,140	12,200
	Transport Corp. of India Ltd.	15,306	118,142
	Trent Ltd.	32,074	536,571
	Trident Ltd.	493,708	188,516
	Triveni Engineering & Industries Ltd.	40,566	142,935
	Triveni Turbine Ltd.	38,438	172,418
	TTK Prestige Ltd.	17,712	159,290
	Tube Investments of India Ltd.	29,231	925,898
	TV Today Network Ltd.	18,933	44,771
*	TV18 Broadcast Ltd.	216,646	80,473
	TVS Motor Co. Ltd.	73,540	1,026,985
	TVS Srichakra Ltd.	2,015	69,613
	Uflex Ltd.	22,954	113,363
	Ujjivan Financial Services Ltd.	40,188	139,782
Ω	Ujjivan Small Finance Bank Ltd.	217,733	74,321
	Union Bank of India Ltd.	336,704	313,463
	UNO Minda Ltd.	60,872	388,026
	UPL Ltd.	221,403	2,006,406
	Usha Martin Ltd.	16,547	43,341
	UTI Asset Management Co. Ltd.	22,187	178,789
*	VA Tech Wabag Ltd.	21,305	102,141
	Vaibhav Global Ltd.	27,020	104,661
	Vakrangee Ltd.	216,250	44,739
*	Vardhman Textiles Ltd.	82,134	319,376
*Ω	Varroc Engineering Ltd.	19,549	69,679
	Varun Beverages Ltd.	68,356	1,208,852
	Venky’s India Ltd.	2,715	51,980
	Vesuvius India Ltd.	4,733	97,658
	V-Guard Industries Ltd.	74,187	232,099
	Vimta Labs Ltd.	8,662	40,587
	Vinati Organics Ltd.	10,099	244,877
	Vindhya Telelinks Ltd.	3,484	74,657
	VIP Industries Ltd.	23,236	169,279
	Visaka Industries Ltd.	6,280	30,982
	V-Mart Retail Ltd.	936	24,829
*	Vodafone Idea Ltd.	2,739,653	233,494
	Voltamp Transformers Ltd.	2,623	95,835
	Voltas Ltd.	31,044	303,776
*	VRL Logistics Ltd.	14,872	114,861
	VST Tillers Tractors Ltd.	2,106	64,211

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Welspun Corp. Ltd.	72,342	$200,224
	Welspun Enterprises Ltd.	33,082	57,569
	Welspun India Ltd.	173,321	186,523
	West Coast Paper Mills Ltd.	30,651	207,651
*	Westlife Foodworld Ltd.	25,414	238,831
	Whirlpool of India Ltd.	6,915	112,385
	Wipro Ltd.	242,123	1,145,587
*	Wonderla Holidays Ltd.	7,825	43,251
*	Yes Bank Ltd.	602,119	115,880
	Zee Entertainment Enterprises Ltd.	478,913	1,158,792
	Zensar Technologies Ltd.	43,651	149,395

TOTAL INDIA			215,380,620

INDONESIA — (1.7%)
	Ace Hardware Indonesia Tbk PT	4,760,800	146,312
*	Adhi Karya Persero Tbk PT	1,652,925	49,177
*	Adi Sarana Armada Tbk PT	778,400	48,061
*	Agung Semesta Sejahtera Tbk PT	1,060,900	1,519
*	Alam Sutera Realty Tbk PT	6,226,300	75,666
*	Allo Bank Indonesia Tbk PT	174,900	15,277
	Arwana Citramulia Tbk PT	1,603,400	99,997
	Astra Agro Lestari Tbk PT	312,067	164,425
	Astra Otoparts Tbk PT	444,800	55,544
*	Bank Amar Indonesia Tbk PT	1,597,862	32,737
	Bank BTPN Syariah Tbk PT	1,197,800	174,879
*	Bank Bukopin Tbk PT	9,138,043	64,238
	Bank Central Asia Tbk PT	4,631,300	2,866,084
*	Bank China Construction Bank Indonesia Tbk PT	4,112,500	19,348
	Bank Mandiri Persero Tbk PT	7,942,088	2,807,526
*	Bank Mayapada International Tbk PT	1,992,100	67,968
	Bank Maybank Indonesia Tbk PT	6,214,700	96,555
*	Bank MNC Internasional Tbk PT	7,987,000	43,074
*	Bank Nationalnobu Tbk PT	634,900	21,674
	Bank Negara Indonesia Persero Tbk PT	1,145,700	738,344
	Bank OCBC Nisp Tbk PT	210,600	11,927
	Bank Pan Indonesia Tbk PT	1,294,400	97,537
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,601,943	137,128
	Bank Pembangunan Daerah Jawa Timur Tbk PT	1,735,000	79,851
	Bank Rakyat Indonesia Persero Tbk PT	7,625,186	2,657,218
*	Bank Raya Indonesia Tbk PT	851,200	24,781
	Bank Syariah Indonesia Tbk PT	3,128,161	369,487
	Bank Tabungan Negara Persero Tbk PT	2,966,281	252,294
	Barito Pacific Tbk PT	1,739,488	99,194
*	Bekasi Fajar Industrial Estate Tbk PT	1,496,200	15,413
	BFI Finance Indonesia Tbk PT	4,446,300	417,744
*	Bintang Oto Global Tbk PT	343,800	28,474
	BISI International Tbk PT	932,700	106,887
	Blue Bird Tbk PT	215,700	25,978
*	Buana Lintas Lautan Tbk PT	8,333,400	68,772
*	Bumi Serpong Damai Tbk PT	3,270,400	237,758
*	Bumi Teknokultura Unggul Tbk PT	2,771,100	9,445
*	Capital Financial Indonesia Tbk PT	1,034,500	47,599
	Charoen Pokphand Indonesia Tbk PT	1,403,715	439,468
	Ciputra Development Tbk PT	5,061,500	343,428
*	Citra Marga Nusaphala Persada Tbk PT	1,345,302	159,574
	Dharma Satya Nusantara Tbk PT	2,128,100	90,010
	Elang Mahkota Teknologi Tbk PT	2,385,500	115,160
	Elnusa Tbk PT	2,138,700	47,051
	Erajaya Swasembada Tbk PT	5,078,600	172,229

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Garudafood Putra Putri Jaya Tbk PT	5,062,600	$160,789
*††	Hanson International Tbk PT	46,633,300	0
	Hexindo Adiperkasa Tbk PT	105,600	41,033
	Impack Pratama Industri Tbk PT	180,300	45,724
	Indah Kiat Pulp & Paper Tbk PT	632,500	336,094
	Indofood CBP Sukses Makmur Tbk PT	210,700	152,133
	Indofood Sukses Makmur Tbk PT	1,270,300	559,151
	Indomobil Sukses Internasional Tbk PT	357,500	57,522
	Indosat Tbk PT	259,200	123,875
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,078,272	111,905
	Integra Indocabinet Tbk PT	1,106,900	31,734
*††	Inti Agri Resources Tbk PT	3,873,200	2,475
	Japfa Comfeed Indonesia Tbk PT	3,278,900	232,792
*	Jasa Marga Persero Tbk PT	653,526	146,721
	Jaya Real Property Tbk PT	562,800	20,145
*	Kapuas Prima Coal Tbk PT	4,380,500	14,934
*	Kawasan Industri Jababeka Tbk PT	10,561,668	86,377
	KMI Wire & Cable Tbk PT	1,054,000	21,290
*	Kresna Graha Investama Tbk PT	3,259,900	11,109
*	M Cash Integrasi PT	83,600	51,922
*	Malindo Feedmill Tbk PT	443,300	13,243
*	Map Aktif Adiperkasa PT	358,800	112,586
	Matahari Department Store Tbk PT	521,800	144,178
	Mayora Indah Tbk PT	691,725	122,712
*	MD Pictures Tbk PT	454,600	56,747
	Medco Energi Internasional Tbk PT	4,716,200	326,821
*	Media Nusantara Citra Tbk PT	4,295,300	173,033
*	Mega Manunggal Property Tbk PT	1,399,800	46,415
*	Merdeka Copper Gold Tbk PT	326,821	88,163
	Metrodata Electronics Tbk PT	2,389,000	92,894
*	Mitra Adiperkasa Tbk PT	4,355,300	407,240
	Mitra Keluarga Karyasehat Tbk PT	1,927,000	379,801
	Mitra Pinasthika Mustika Tbk PT	665,400	59,905
*	MNC Digital Entertainment Tbk PT	360,200	99,037
*	MNC Kapital Indonesia Tbk PT	6,629,400	26,657
*	MNC Land Tbk PT	10,467,300	50,006
*	MNC Vision Networks Tbk PT	9,938,000	33,897
*	Mulia Industrindo Tbk PT	1,559,300	53,168
*	Multipolar Tbk PT	4,136,800	25,127
	Nippon Indosari Corpindo Tbk PT	471,744	45,752
	Pabrik Kertas Tjiwi Kimia Tbk PT	631,300	292,133
*	Pacific Strategic Financial Tbk PT	979,900	84,831
	Pakuwon Jati Tbk PT	7,007,400	232,449
	Panin Financial Tbk PT	5,975,200	116,668
*	Paninvest Tbk PT	637,500	44,826
	Perusahaan Gas Negara Tbk PT	1,169,000	114,356
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,024,600	140,191
*††	Pool Advista Indonesia Tbk PT	350,400	224
*	PP Persero Tbk PT	1,615,042	71,659
	Prodia Widyahusada Tbk PT	112,400	45,010
	Puradelta Lestari Tbk PT	4,607,600	53,125
	Ramayana Lestari Sentosa Tbk PT	1,095,400	45,601
*††	Rimo International Lestari Tbk PT	18,540,300	0
	Rukun Raharja Tbk PT	539,600	36,156
	Salim Ivomas Pratama Tbk PT	1,908,700	51,805
	Samator Indo Gas Tbk PT	237,400	30,932
	Sampoerna Agro Tbk PT	487,800	70,187
	Samudera Indonesia Tbk PT	4,974,500	131,025
	Sarana Menara Nusantara Tbk PT	6,916,300	484,367

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Sariguna Primatirta Tbk PT	1,029,900	$35,480
	Sawit Sumbermas Sarana Tbk PT	2,014,500	234,947
	Selamat Sempurna Tbk PT	1,169,600	124,025
*	Sinar Mas Multiartha Tbk PT	16,500	14,029
*	Smartfren Telecom Tbk PT	12,623,300	50,862
*††	Sri Rejeki Isman Tbk PT	6,771,700	12,636
	Steel Pipe Industry of Indonesia PT	1,516,900	25,684
	Sumber Alfaria Trijaya Tbk PT	3,695,500	730,719
	Summarecon Agung Tbk PT	4,993,220	190,997
	Surya Citra Media Tbk PT	7,908,000	89,063
	Surya Esa Perkasa Tbk PT	3,948,200	188,645
*	Surya Semesta Internusa Tbk PT	2,192,100	63,104
*††	Suryainti Permata Tbk PT	1,280,000	0
	Telkom Indonesia Persero Tbk PT, ADR	51,776	1,491,149
	Temas Tbk PT	343,400	67,415
	Tempo Scan Pacific Tbk PT	330,100	31,503
	Tower Bersama Infrastructure Tbk PT	1,568,100	220,538
*††	Trada Alam Minera Tbk PT	12,608,800	8,058
	Transcoal Pacific Tbk PT	193,900	101,456
*	Trimegah Sekuritas IndonesiaTbk PT	287,000	3,953
	Triputra Agro Persada PT	4,012,600	175,181
	Tunas Baru Lampung Tbk PT	1,835,085	76,333
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,078,000	105,456
	Unilever Indonesia Tbk PT	1,349,300	405,274
*	Vale Indonesia Tbk PT	475,200	227,128
*††	Waskita Beton Precast Tbk PT	4,254,600	15,081
*	Waskita Karya Persero Tbk PT	3,281,726	51,471
	Wijaya Karya Beton Tbk PT	1,949,300	23,398
*	Wijaya Karya Persero Tbk PT	1,647,549	68,095
	XL Axiata Tbk PT	2,792,749	334,266

TOTAL INDONESIA			25,419,410

KUWAIT — (0.4%)
	A’ayan Leasing & Investment Co. KSCP	295,374	133,012
	Agility Public Warehousing Co. KSC	205,739	413,559
	Ahli United Bank KSCP	34,180	30,672
	Al Ahli Bank of Kuwait KSCP	105,266	111,638
*	ALAFCO Aviation Lease & Finance Co. KSCP	101,983	63,230
	Al-Eid Food KSC	55,269	41,846
*	Alimtiaz Investment Group KSC	357,720	73,073
	Arzan Financial Group for Financing & Investment KPSC	226,649	77,658
*	Asiya Capital Investments Co. KSCP	319,761	59,267
	Boubyan Bank KSCP	39,257	86,341
	Boubyan Petrochemicals Co. KSCP	23,741	63,216
	Boursa Kuwait Securities Co. KPSC	25,589	149,551
	Burgan Bank SAK	52,683	37,133
	Combined Group Contracting Co. SAK	30,161	43,010
	Commercial Real Estate Co. KSC	365,131	121,532
	Gulf Bank KSCP	129,127	118,403
	Gulf Cables & Electrical Industries Group Co. KSCP	10,553	43,562
	Heavy Engineering & Ship Building Co. KSCP, Class B	28,355	59,218
	Humansoft Holding Co. KSC	23,225	295,570
	Integrated Holding Co. KCSC	45,695	59,048
	Jazeera Airways Co. KSCP	19,686	115,630
	Kuwait International Bank KSCP	228,190	137,755
	Kuwait Real Estate Co. KSC	234,594	88,035
	Kuwait Telecommunications Co.	96,272	185,664
	Mabanee Co. KPSC	57,207	141,874
	Mezzan Holding Co. KSCC	50,147	62,019

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
	Mobile Telecommunications Co. KSCP	232,061	$430,879
	National Bank of Kuwait SAKP	735,863	2,408,454
	National Industries Group Holding SAK	160,519	113,141
	National Investments Co. KSCP	102,502	84,958
	Salhia Real Estate Co. KSCP	104,317	173,266
	Warba Bank KSCP	279,731	208,121

TOTAL KUWAIT			6,230,335

MALAYSIA — (1.5%)
	Able Global Bhd	41,700	12,367
	Aeon Co. M Bhd	233,900	66,720
#	AEON Credit Service M Bhd	60,190	161,540
	AFFIN Bank Bhd	178,873	81,498
*	AGMO HOLDINGS BHD	16,616	2,327
	Ajinomoto Malaysia Bhd	10,800	38,663
	Alliance Bank Malaysia Bhd	439,400	328,393
	Allianz Malaysia Bhd	19,100	59,485
	AME Elite Consortium Bhd	97,500	31,054
	AMMB Holdings Bhd	484,575	392,980
*	Ancom Nylex Bhd	194,100	46,256
#	Ann Joo Resources Bhd	89,700	21,805
	Apex Healthcare Bhd	21,200	19,375
#	Astro Malaysia Holdings Bhd	277,300	43,253
	Axiata Group Bhd	659,948	443,425
	Batu Kawan Bhd	39,200	191,550
	Berjaya Food Bhd	186,800	37,128
*	Bermaz Auto Bhd	306,800	159,005
	BIMB Holdings Bhd	265,030	119,444
	Boustead Holdings Bhd	467,360	89,734
#	Boustead Plantations Bhd	467,960	76,166
*	Bumi Armada Bhd	1,709,400	258,127
	Bursa Malaysia Bhd	215,700	303,847
	Cahya Mata Sarawak Bhd	334,800	84,333
#	CB Industrial Product Holding Bhd	114,580	26,238
	CELCOMDIGI BHD	467,500	461,714
#	CIMB Group Holdings Bhd	1,062,649	1,207,298
*	Coastal Contracts Bhd	100,500	51,756
#	CSC Steel Holdings Bhd	104,200	26,924
#	D&O Green Technologies Bhd	171,300	158,467
#	Dagang NeXchange Bhd	936,800	109,894
	Datasonic Group Bhd	511,900	49,528
	Dayang Enterprise Holdings Bhd	244,545	72,713
#	Dialog Group Bhd	351,414	180,920
	DRB-Hicom Bhd	544,600	172,576
#	Dufu Technology Corp. Bhd	123,700	58,239
#	Duopharma Biotech Bhd	176,047	56,567
	Dutch Lady Milk Industries Bhd	6,400	37,533
	Eco World Development Group Bhd	361,200	60,921
#*	Eco World International Bhd	102,000	12,729
#*	Ekovest Bhd	872,950	73,532
#	FGV Holdings Bhd	220,100	74,067
#	Formosa Prosonic Industries Bhd	83,700	50,408
#	Fraser & Neave Holdings Bhd	31,400	186,979
	Frontken Corp. Bhd	322,850	221,585
	Gadang Holdings Bhd	227,100	15,055
	Gamuda Bhd	365,170	340,160
	Gas Malaysia Bhd	57,400	42,916
*	Genetec Technology Bhd	43,100	27,605
	Genting Plantations Bhd	107,400	144,538

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	George Kent Malaysia Bhd	175,200	$19,259
	Globetronics Technology Bhd	175,566	43,438
*	Greatech Technology Bhd	94,100	101,623
	Guan Chong Bhd	154,000	91,627
	Hai-O Enterprise Bhd	94,811	25,119
#	HAP Seng Consolidated Bhd	128,720	142,745
	Hap Seng Plantations Holdings Bhd	101,200	42,231
	Hartalega Holdings Bhd	475,600	201,000
#	Hengyuan Refining Co. Bhd	90,100	67,000
#	Hextar Global Bhd	334,560	50,375
	Hiap Teck Venture Bhd	695,000	53,960
#	Hong Leong Bank Bhd	38,490	173,949
	Hong Leong Capital Bhd	16,300	22,276
	Hong Leong Financial Group Bhd	40,913	166,324
	Hong Leong Industries Bhd	26,900	54,998
#*	Hong Seng Consolidated Bhd	369,600	10,808
	Hup Seng Industries Bhd	164,800	26,820
	IGB Bhd	64,547	43,024
	IJM Corp. Bhd	745,914	261,444
#	Inari Amertron Bhd	605,363	314,274
	IOI Corp. Bhd	382,705	328,724
	IOI Properties Group Bhd	371,210	96,687
*	Iris Corp. Bhd	738,100	19,920
*	JAKS Resources Bhd	727,080	35,983
	Jaya Tiasa Holdings Bhd	239,505	36,916
*	JHM Consolidation Bhd	157,600	28,138
#	Kenanga Investment Bank Bhd	262,900	52,784
	Kerjaya Prospek Group Bhd	145,309	37,195
	Kim Loong Resources Bhd	89,860	37,095
*	KNM Group Bhd	1,318,284	14,788
#	Kobay Technology Bhd	48,200	27,278
	Kossan Rubber Industries Bhd	424,200	119,137
#	Kretam Holdings Bhd	266,200	38,849
*	KSL Holdings Bhd	195,900	36,525
	Kuala Lumpur Kepong Bhd	89,968	434,551
	Land & General Bhd	960,740	22,648
#	LBS Bina Group Bhd	391,772	37,424
#*	Leong Hup International Bhd	320,600	38,507
	Lii Hen Industries Bhd	149,400	27,989
#Ω	Lotte Chemical Titan Holding Bhd	272,876	76,593
#	LPI Capital Bhd	60,700	164,469
	Luxchem Corp. Bhd	106,800	11,625
	Magni-Tech Industries Bhd	96,933	38,731
	Mah Sing Group Bhd	614,652	83,520
	Malayan Banking Bhd	575,730	1,118,804
*	Malayan Cement Bhd	22,000	12,156
	Malayan Flour Mills Bhd	285,450	47,096
	Malaysia Airports Holdings Bhd	95,667	151,412
#	Malaysia Building Society Bhd	1,043,495	145,305
#	Malaysia Smelting Corp. Bhd	113,800	51,280
#	Malaysian Pacific Industries Bhd	28,163	180,145
#	Malaysian Resources Corp. Bhd	993,988	68,215
	Matrix Concepts Holdings Bhd	383,075	122,862
#	Maxis Bhd	334,700	330,638
	MBM Resources Bhd	60,030	48,375
	Media Prima Bhd	328,100	32,426
	Mega First Corp. Bhd	256,200	196,433
#	Mi Technovation Bhd	64,900	24,244
	MKH Bhd	164,215	48,720

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	MNRB Holdings Bhd	139,467	$31,303
	MPHB Capital Bhd	107,100	24,039
Ω	MR DIY Group M Bhd	407,800	144,794
	Muda Holdings Bhd	11,400	4,095
*	Muhibbah Engineering M Bhd	254,850	38,404
#	My EG Services Bhd	1,769,062	314,510
	N2N Connect Bhd	52,500	5,128
	NTPM Holdings Bhd	103,400	10,441
	Nylex Malaysia Bhd	3,235	318
	Oriental Holdings Bhd	109,500	162,940
	OSK Holdings Bhd	402,763	87,643
#	PA Resources Bhd	267,300	17,148
	Padini Holdings Bhd	161,300	146,658
	Pantech Group Holdings Bhd	219,367	36,497
	Paramount Corp. Bhd	122,940	21,525
	Perak Transit Bhd	187,900	44,312
#	Petron Malaysia Refining & Marketing Bhd	41,100	40,642
#	Pharmaniaga Bhd	83,500	7,219
#	PIE Industrial Bhd	62,100	51,437
#	PMB Technology Bhd	34,400	32,103
	Power Root Bhd	45,500	21,467
	PPB Group Bhd	92,260	336,370
	Press Metal Aluminium Holdings Bhd	464,700	538,484
	Public Bank Bhd	2,022,250	1,765,928
	QL Resources Bhd	172,706	218,838
	Ranhill Utilities Bhd	213,099	28,722
	RCE Capital Bhd	84,100	35,462
	RHB Bank Bhd	398,479	490,155
#	Sam Engineering & Equipment M Bhd	46,800	47,693
*	Sapura Energy Bhd	2,737,511	21,344
#	Sarawak Oil Palms Bhd	170,320	94,927
	Scientex Bhd	304,100	232,773
#	Sime Darby Plantation Bhd	499,949	481,193
#	Sime Darby Property Bhd	1,114,700	117,790
#	SKP Resources Bhd	381,500	111,519
	SP Setia Bhd Group	792,068	102,494
	Sunway Bhd	485,200	171,014
#	Sunway Construction Group Bhd	101,010	39,717
#	Supermax Corp. Bhd	416,374	81,425
	Suria Capital Holdings Bhd	21,720	6,200
#	Syarikat Takaful Malaysia Keluarga Bhd	170,436	125,851
#	Ta Ann Holdings Bhd	107,926	74,901
	Tan Chong Motor Holdings Bhd	103,100	25,409
	TASCO Bhd	114,500	23,019
	Telekom Malaysia Bhd	140,763	156,828
	Tenaga Nasional Bhd	202,900	405,259
	Thong Guan Industries Bhd	95,800	49,092
	TIME dotCom Bhd	364,600	449,163
#*	Tropicana Corp. Bhd	175,028	53,409
#	TSH Resources Bhd	423,400	97,985
#	Uchi Technologies Bhd	130,770	101,270
	UEM Edgenta Bhd	103,000	23,349
#	UEM Sunrise Bhd	532,564	30,548
	UMW Holdings Bhd	149,300	129,676
	Unisem M Bhd	193,300	130,379
	United Malacca Bhd	20,100	24,233
	United Plantations Bhd	34,600	128,490
	UOA Development Bhd	167,540	64,630
	UWC Bhd	120,200	86,865

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
*	Velesto Energy Bhd	1,498,935	$77,899
	ViTrox Corp. Bhd	77,600	139,473
#	VS Industry Bhd	1,210,800	221,944
#	WCT Holdings Bhd	392,235	38,756
	Wellcall Holdings Bhd	160,650	41,835
	Westports Holdings Bhd	244,000	193,534
*	Widad Group Bhd	257,400	26,573
#	Yinson Holdings Bhd	512,039	301,071
*	YNH Property Bhd	197,408	223,979
	YTL Corp. Bhd	1,260,887	186,949
	YTL Power International Bhd	343,400	84,905

TOTAL MALAYSIA			23,207,763

MEXICO — (2.5%)
	Alfa SAB de CV, Class A	1,529,960	976,887
#	Alpek SAB de CV	268,654	284,650
*	Alsea SAB de CV	193,741	521,866
#	America Movil SAB de CV, ADR	108,589	2,333,578
	America Movil SAB de CV, Class B	3,334,665	3,596,271
	Arca Continental SAB de CV	44,267	422,863
*	Axtel SAB de CV	350,836	26,733
Ω	Banco del Bajio SA	284,038	933,971
	Bolsa Mexicana de Valores SAB de CV	149,606	329,675
*	Cemex SAB de CV	99,200	59,643
*	Cemex SAB de CV, Sponsored ADR	231,200	1,387,200
	Cia Minera Autlan SAB de CV, Class B	12,600	10,897
	Coca-Cola Femsa SAB de CV, Sponsored ADR	5,622	474,609
	Consorcio ARA SAB de CV	285,651	61,167
#*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	248,143	291,762
	Corp Actinver SAB de CV	9,800	7,140
	Corp. Inmobiliaria Vesta SAB de CV	182,141	575,411
	Corp. Moctezuma SAB de CV	87,200	285,906
	El Puerto de Liverpool SAB de CV, Class C1	33,912	208,382
#*††	Empresas ICA SAB de CV	72,400	0
*	Financiera Independencia SAB de CV SOFOM ENR	10,724	4,772
	Fomento Economico Mexicano SAB de CV	94,631	920,441
	Gentera SAB de CV	505,531	555,593
	Gruma SAB de CV, Class B	58,889	924,760
	Grupo Aeroportuario del Centro Norte SAB de CV	102,477	1,124,201
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,953	346,794
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	47,159	838,525
	Grupo Aeroportuario del Sureste SAB de CV, ADR	2,038	583,520
	Grupo Aeroportuario del Sureste SAB de CV, Class B	10,582	303,149
	Grupo Bimbo SAB de CV, Class A	209,902	1,126,591
	Grupo Carso SAB de CV	59,335	336,813
	Grupo Comercial Chedraui SA de CV	112,142	663,016
#	Grupo Elektra SAB de CV	1,747	112,027
	Grupo Financiero Banorte SAB de CV, Class O	310,180	2,688,183
#*	Grupo Financiero Inbursa SAB de CV, Class O	279,873	683,980
	Grupo Herdez SAB de CV	52,520	139,132
*	Grupo Hotelero Santa Fe SAB de CV	21,807	4,949
	Grupo Industrial Saltillo SAB de CV	114,458	197,347
	Grupo KUO SAB de CV, Class B	28,603	64,430
*	Grupo Pochteca SAB de CV	35,990	14,903
	Grupo Rotoplas SAB de CV	36,532	51,000
*	Grupo Simec SAB de CV, Sponsored ADR	2,821	95,717
*	Grupo Simec SAB de CV, Class B	38,410	426,837
	Grupo Televisa SAB	695,230	707,623
#*Ω	Grupo Traxion SAB de CV	84,718	162,891

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Hoteles City Express SAB de CV	142,008	$65,319
*	Industrias CH SAB de CV, Class B	98,329	1,112,603
*	Industrias Penoles SAB de CV	35,964	556,077
	Kimberly-Clark de Mexico SAB de CV, Class A	354,394	801,055
	La Comer SAB de CV	227,745	497,810
	Megacable Holdings SAB de CV	391,123	1,064,197
#*	Minera Frisco SAB de CV, Class A1	658,986	107,024
*Ω	Nemak SAB de CV	942,675	220,733
	Operadora de Sites Mexicanos SA de CV, Class A	307,622	297,023
	Orbia Advance Corp. SAB de CV	551,178	1,269,155
*	Organizacion Cultiba SAB de CV	24,314	16,904
*	Organizacion Soriana SAB de CV, Class B	220,844	382,373
	Promotora y Operadora de Infraestructura SAB de CV	95,570	994,583
	Promotora y Operadora de Infraestructura SAB de CV, Class L	17,304	120,294
#	Qualitas Controladora SAB de CV	42,774	284,034
	Regional SAB de CV	84,875	621,380
#*	Sitios Latinoamerica SAB de CV	166,733	67,604
*	Vista Energy SAB de CV, ADR	32,384	677,473
*	Vista Energy SAB de CV	2,091	43,089
	Vitro SAB de CV, Class A	86,697	88,676
	Wal-Mart de Mexico SAB de CV	416,300	1,677,981

TOTAL MEXICO			36,831,192

PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	4,557	10,252
	Cia de Minas Buenaventura SAA, ADR	15,794	111,664
	Credicorp Ltd.	5,391	730,373
*	Fossal SAA, ADR	6	0
	Intercorp Financial Services, Inc.	2,477	55,410

TOTAL PERU			907,699

PHILIPPINES — (0.7%)
*	8990 Holdings, Inc.	437,000	72,283
	ACEN Corp.	551,716	60,061
	AllHome Corp.	631,000	23,980
	Apex Mining Co., Inc.	1,119,000	60,562
*	Atlas Consolidated Mining & Development Corp.	602,000	47,919
	Ayala Corp.	24,286	281,291
	Ayala Land, Inc.	310,260	149,949
*	AyalaLand Logistics Holdings Corp.	481,300	24,878
	Bank of the Philippine Islands	363,955	707,924
	BDO Unibank, Inc.	464,109	1,209,721
*	Cebu Air, Inc.	77,060	54,892
	Cebu Landmasters, Inc.	465,178	19,672
*Ω	CEMEX Holdings Philippines, Inc.	173,954	3,176
	Century Pacific Food, Inc.	538,900	251,765
	China Banking Corp	366,137	223,191
*	Converge Information & Communications Technology Solutions, Inc.	781,200	166,816
	Cosco Capital, Inc.	908,900	79,603
	D&L Industries, Inc.	889,700	134,862
*	DITO CME Holdings Corp.	858,000	39,541
	DoubleDragon Corp.	395,590	56,060
	Filinvest Development Corp.	301,500	29,662
	Filinvest Land, Inc.	4,402,000	62,844
	First Philippine Holdings Corp.	137,850	155,377
	Global Ferronickel Holdings, Inc.	762,228	33,771
	Globe Telecom, Inc.	9,210	283,389
	GT Capital Holdings, Inc.	35,099	303,444

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*	Holcim Philippines, Inc.	298,600	$20,824
*	Integrated Micro-Electronics, Inc.	322,160	30,552
	International Container Terminal Services, Inc.	122,500	480,406
	JG Summit Holdings, Inc.	331,628	304,430
	Jollibee Foods Corp.	94,270	383,364
	MacroAsia Corp.	197,440	16,868
	Manila Electric Co.	24,100	147,824
	Manila Water Co., Inc.	615,600	213,913
	Max’s Group, Inc.	165,400	13,739
	Megaworld Corp.	4,594,600	166,273
	Metropolitan Bank & Trust Co.	635,295	672,979
	Nickel Asia Corp.	2,344,000	280,969
	Petron Corp.	1,456,800	89,563
††	Philcomsat Holdings Corp.	27,762	37,924
	Philex Mining Corp.	819,300	46,064
*	Philippine National Bank	176,952	59,410
*	Philippine Seven Corp.	20,200	29,832
	Philippine Stock Exchange, Inc.	5,304	16,211
*	Phoenix Petroleum Philippines, Inc.	189,140	27,279
	PLDT, Inc., Sponsored ADR	8,050	173,960
	PLDT, Inc.	12,405	269,942
	Puregold Price Club, Inc.	518,160	305,459
*	PXP Energy Corp.	26,600	2,975
	RFM Corp.	532,000	31,204
	Rizal Commercial Banking Corp.	339,756	144,217
	Robinsons Land Corp.	1,016,066	265,095
	Robinsons Retail Holdings, Inc.	176,990	174,073
	Security Bank Corp.	226,646	378,080
	Shakey’s Pizza Asia Ventures, Inc.	93,500	14,532
	Shell Pilipinas Corp.	226,990	69,603
	SM Investments Corp.	15,655	253,680
	SM Prime Holdings, Inc.	587,812	361,085
	Synergy Grid & Development Phils, Inc.	367,800	69,187
*	Top Frontier Investment Holdings, Inc.	10,142	18,295
	Union Bank of the Philippines	213,522	319,780
	Universal Robina Corp.	121,870	324,315
	Vista Land & Lifescapes, Inc.	1,905,400	60,579
	Vistamalls, Inc.	82,400	4,157
	Wilcon Depot, Inc.	396,400	207,430

TOTAL PHILIPPINES			11,022,705

POLAND — (1.0%)
*	11 bit studios SA	343	51,665
	AB SA	4,045	49,251
*	Alior Bank SA	56,218	588,937
*Ω	Allegro.eu SA	9,200	72,517
	Alumetal SA	3,375	63,106
	Amica SA	2,295	41,332
*	AmRest Holdings SE	26,611	119,948
	Apator SA	7,981	29,796
	Arctic Paper SA	13,128	61,630
#	ASBISc Enterprises PLC	31,543	217,517
	Asseco Poland SA	19,167	388,880
	Asseco South Eastern Europe SA	5,768	71,954
	Auto Partner SA	25,348	112,903
	Bank Handlowy w Warszawie SA	9,206	198,858
*	Bank Millennium SA	264,973	314,475
*	Bank Ochrony Srodowiska SA	29,683	70,443
	Bank Polska Kasa Opieki SA	22,344	516,975

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	Benefit Systems SA	611	$172,897
*	Bioton SA	12,311	11,683
	Boryszew SA	41,223	75,821
	Budimex SA	4,331	381,691
	Bumech SA	1,127	9,291
#*	CCC SA	10,814	116,559
#	CD Projekt SA	10,078	274,994
	Celon Pharma SA	5,344	17,888
#*	CI Games SA	60,851	66,570
	Cognor Holding SA	102,333	256,282
	ComArch SA	1,679	62,311
	Cyfrowy Polsat SA	62,109	260,472
	Develia SA	172,377	149,782
*Ω	Dino Polska SA	5,898	601,497
	Dom Development SA	3,585	117,129
#	Echo Investment SA	52,622	49,643
#*	Erbud SA	1,249	12,468
	Fabryki Mebli Forte SA	8,318	53,908
	Globe Trade Centre SA	52,134	72,572
*	Grenevia SA	95,610	76,240
*	Grupa Azoty SA	24,892	192,437
	Grupa Kety SA	4,116	561,204
	ING Bank Slaski SA	5,162	196,340
	Inter Cars SA	2,946	364,684
*	Kernel Holding SA	20,344	88,674
	KGHM Polska Miedz SA	23,332	671,158
	KRUK SA	5,069	457,630
	LiveChat Software SA	5,036	168,206
	LPP SA	224	645,723
*	mBank SA	2,463	206,172
#*	Mercator Medical SA	718	7,084
	Mirbud SA	33,062	65,933
	Mo-BRUK SA	777	54,264
#	Neuca SA	792	128,475
	Orange Polska SA	120,912	210,663
*	Pepco Group NV	41,276	395,815
	PlayWay SA	672	67,870
*	Polimex-Mostostal SA	57,895	61,600
	Polski Koncern Naftowy Orlen SA	137,109	2,091,779
	Powszechna Kasa Oszczednosci Bank Polski SA	85,711	662,722
	Powszechny Zaklad Ubezpieczen SA	82,735	762,228
	Santander Bank Polska SA	1,682	136,812
*	Selvita SA	2,008	36,207
	Stalexport Autostrady SA	50,770	30,673
	TEN Square Games SA	3,719	73,374
#	Tim SA	6,009	70,886
	Torpol SA	4,013	17,377
	Votum SA	5,010	57,124
	VRG SA	93,660	76,925
#	Warsaw Stock Exchange	7,860	68,316
*	Wawel SA	61	7,406
	Wirtualna Polska Holding SA	6,005	167,396
Ω	XTB SA	17,331	166,560

TOTAL POLAND			14,779,602

QATAR — (0.9%)
	Aamal Co.	913,228	207,048
	Al Khaleej Takaful Group QSC	71,975	45,367
	Al Meera Consumer Goods Co. QSC	45,860	183,577

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (Continued)
*	Baladna	351,561	$133,686
	Barwa Real Estate Co.	507,868	350,711
	Commercial Bank PSQC	673,992	1,092,961
	Doha Bank QPSC	978,111	417,669
	Doha Insurance Co. QSC	98,245	52,054
*	Estithmar Holding QPSC	182,422	107,751
	Gulf International Services QSC	721,374	418,201
	Gulf Warehousing Co.	189,876	189,775
*	Lesha Bank LLC.	455,898	125,077
	Mannai Corp. QSC	116,821	171,494
	Masraf Al Rayan QSC	726,716	512,867
*	Mazaya Real Estate Development QPSC	286,313	44,289
	Mesaieed Petrochemical Holding Co.	535,113	292,767
	Ooredoo QPSC	259,283	705,584
	Qatar Aluminum Manufacturing Co.	1,281,331	545,604
	Qatar Electricity & Water Co. QSC	58,213	267,624
	Qatar Fuel QSC	73,430	335,195
	Qatar Industrial Manufacturing Co. QSC	102,204	81,767
*	Qatar Insurance Co. SAQ	715,979	343,839
	Qatar International Islamic Bank QSC	140,135	383,116
	Qatar Islamic Bank SAQ	174,991	864,862
	Qatar Islamic Insurance Group	24,888	58,427
	Qatar National Bank QPSC	803,974	3,404,305
	Qatar Navigation QSC	292,615	728,562
*	Salam International Investment Ltd. QSC	588,046	87,561
	United Development Co. QSC	822,876	254,443
	Vodafone Qatar QSC	1,147,594	541,934
*	Widam Food Co.	57,353	22,291
	Zad Holding Co.	34,130	138,041

TOTAL QATAR			13,108,449

RUSSIA — (0.0%)
*††	Etalon Group PLC,GDR	32,610	0
*††	Globaltrans Investment PLC,GDR	23,371	0
*††	Mobile TeleSystems PJSC, ADR	75,072	0
*††	PhosAgro PJSC	113	0
*††	PhosAgro PJSC,GDR	17,537	0
*††	Polyus PJSC, GDR	6,402	0
*††	Ros Agro PLC,GDR	8,019	0
*††	Rostelecom PJSC,Sponsored ADR	31,181	0
*††	Sberbank of Russia PJSC,Sponsored ADR	286,504	0
*††	VTB Bank PJSC,GDR	431,770	0
*††	X5 Retail Group NV,GDR	15,650	0

SAUDI ARABIA — (3.8%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	9,217	65,138
	Abdullah Al Othaim Markets Co.	18,186	697,232
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	5,224	43,752
	Advanced Petrochemical Co.	35,711	456,035
*	Al Alamiya for Cooperative Insurance Co.	10,339	39,100
	Al Babtain Power & Telecommunication Co.	11,496	81,377
*	Al Hassan Ghazi Ibrahim Shaker Co.	14,965	84,324
	Al Jouf Agricultural Development Co.	2,695	38,333
*	Al Khaleej Training & Education Co.	19,347	95,417
	Al Moammar Information Systems Co.	3,129	102,617
	Al Rajhi Bank	262,895	5,426,139
*	Al Rajhi Co. for Co-operative Insurance	4,142	114,341
	Al Yamamah Steel Industries Co.	11,361	74,525
*	AlAbdullatif Industrial Investment Co.	20,063	104,784

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Alandalus Property Co.	14,474	$71,225
	Alaseel Co.	8,971	98,004
*	Al-Baha Development & Investment Co.	5,871	24,473
*	Aldrees Petroleum & Transport Services Co.	16,486	443,063
*	Al-Etihad Cooperative Insurance Co.	10,850	52,920
	Alinma Bank	150,998	1,285,486
*	AlJazira Takaful Ta’awuni Co.	13,178	65,161
	AlKhorayef Water & Power Technologies Co.	2,826	107,606
*	Allianz Saudi Fransi Cooperative Insurance Co.	21,572	91,537
	Almarai Co. JSC	54,039	852,482
	Almunajem Foods Co.	7,091	118,966
	Alujain Corp.	12,548	134,447
*	Amana Cooperative Insurance Co.	8,093	24,414
	Arab National Bank	130,173	954,512
*	Arab Sea Information Systems Co.	1,790	39,244
	Arabian Centres Co. Ltd.	37,160	215,598
	Arabian Contracting Services Co.	5,593	188,211
	Arabian Internet & Communications Services Co.	7,935	593,978
	Arriyadh Development Co.	44,995	243,443
	Astra Industrial Group	21,806	392,611
	Ataa Educational Co.	479	8,706
	Baazeem Trading Co.	2,094	39,364
*	Bank AlBilad	91,173	1,016,176
	Bank Al-Jazira	205,072	1,073,040
	Banque Saudi Fransi	121,332	1,258,962
*	Basic Chemical Industries Ltd.	5,959	57,533
*	Batic Investments & Logistic Co.	5,092	32,449
	Bawan Co.	16,280	126,665
	BinDawood Holding Co.	9,839	180,216
	Bupa Arabia for Cooperative Insurance Co.	14,132	666,587
*	Buruj Cooperative Insurance Co.	8,910	44,038
*	Chubb Arabia Cooperative Insurance Co.	5,307	26,585
*	Co. for Cooperative Insurance	17,410	479,606
*	Dar Al Arkan Real Estate Development Co.	164,334	709,388
*	Electrical Industries Co.	11,170	115,627
	Etihad Etisalat Co.	183,221	2,259,749
*	Fawaz Abdulaziz Al Hokair & Co.	24,048	103,444
*	Fitaihi Holding Group	8,191	69,601
*	Gulf General Cooperative Insurance Co.	12,162	26,392
	Gulf Insurance Group	12,759	93,754
*	Gulf Union Cooperative Insurance Co.	9,954	27,667
	Halwani Brothers Co.	3,323	51,409
*	Herfy Food Services Co.	13,457	127,903
	Jarir Marketing Co.	15,940	695,358
*	Jazan Energy & Development Co.	15,726	64,100
	L’Azurde Co. for Jewelry	22,713	90,167
	Leejam Sports Co. JSC	10,386	331,097
	Maharah Human Resources Co.	3,527	59,319
*	Malath Cooperative Insurance Co.	10,330	40,973
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	29,257	69,567
*	Methanol Chemicals Co.	27,374	184,171
	Middle East Paper Co.	20,062	174,346
*	Middle East Specialized Cables Co.	12,928	43,740
*	Mobile Telecommunications Co. Saudi Arabia	328,876	1,317,152
*	Nama Chemicals Co.	6,624	63,436
*	National Agriculture Development Co.	24,751	194,860
	National Co. for Glass Industries	7,664	70,846
	National Co. for Learning & Education	2,960	87,997
	National Gas & Industrialization Co.	12,876	211,965

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	National Industrialization Co.	196,291	$719,950
*	National Metal Manufacturing & Casting Co.	9,764	51,771
	Nayifat Finance Co.	32,009	164,160
*	Rabigh Refining & Petrochemical Co.	120,781	360,033
*	Raydan Food Co.	2,688	20,815
	Riyad Bank	221,026	1,782,665
	SABIC Agri-Nutrients Co.	56,623	2,035,887
	Sahara International Petrochemical Co.	156,478	1,631,587
	Saudi Airlines Catering Co.	16,221	412,232
*	Saudi Arabian Amiantit Co.	3,845	45,753
*	Saudi Arabian Mining Co.	172,378	3,224,638
	Saudi Automotive Services Co.	12,855	133,667
	Saudi Basic Industries Corp.	134,883	3,337,364
	Saudi British Bank	133,868	1,299,687
	Saudi Ceramic Co.	25,092	215,534
*	Saudi Co. For Hardware CJSC	7,976	67,828
*	Saudi Ground Services Co.	32,800	227,330
*	Saudi Industrial Development Co.	3,752	11,983
	Saudi Industrial Investment Group	86,580	590,441
	Saudi Industrial Services Co.	29,978	220,384
	Saudi Investment Bank	111,835	490,823
*	Saudi Kayan Petrochemical Co.	347,931	1,181,146
*	Saudi Marketing Co.	13,951	100,428
	Saudi National Bank	277,180	3,637,893
*	Saudi Paper Manufacturing Co.	9,037	73,509
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	23,416	160,664
*	Saudi Printing & Packaging Co.	12,969	63,725
*	Saudi Public Transport Co.	27,268	133,952
*	Saudi Real Estate Co.	50,887	188,016
*	Saudi Reinsurance Co.	22,774	99,331
*	Saudi Research & Media Group	13,519	760,194
*	Saudi Steel Pipe Co.	4,989	31,636
	Saudi Telecom Co.	302,693	3,643,205
*	Saudi Vitrified Clay Pipe Co. Ltd.	2,248	27,410
	Saudia Dairy & Foodstuff Co.	4,553	338,578
	Savola Group	101,515	864,703
*	Seera Group Holding	84,811	563,330
*	Sinad Holding Co.	33,006	108,397
*	Tabuk Agriculture	6,681	34,182
*	Takween Advanced Industries Co.	18,299	48,692
	Tanmiah Food Co.	2,784	107,355
	Theeb Rent A Car Co.	7,920	162,422
	United Electronics Co.	15,439	316,678
	United International Transportation Co.	20,025	319,023
	United Wire Factories Co.	7,305	53,532
*	Walaa Cooperative Insurance Co.	19,183	74,515
*	Wataniya Insurance Co.	5,961	26,474
	Yanbu National Petrochemical Co.	55,786	669,762
	Zahrat Al Waha For Trading Co.	3,736	36,903
*	Zamil Industrial Investment Co.	17,947	87,682

TOTAL SAUDI ARABIA			56,672,319

SINGAPORE — (0.0%)
*††	Tech-Pro, Inc.	1,644,000	0

SOUTH AFRICA — (3.4%)
	Absa Group Ltd.	185,292	1,802,477
	Adcock Ingram Holdings Ltd.	36,601	100,385
	Advtech Ltd.	246,030	246,966

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	AECI Ltd.	70,022	$330,773
	Afrimat Ltd.	19,747	57,622
	Alexander Forbes Group Holdings Ltd.	187,471	50,410
	Altron Ltd., Class A	122,825	58,785
	Anglo American Platinum Ltd.	11,080	656,916
	AngloGold Ashanti Ltd.	1	27
	AngloGold Ashanti Ltd., Sponsored ADR	50,978	1,354,995
*	ArcelorMittal South Africa Ltd.	98,067	20,640
	Astral Foods Ltd.	22,266	204,662
*	Aveng Ltd.	62,877	36,552
	AVI Ltd.	134,151	500,656
	Barloworld Ltd.	116,255	576,860
	Bid Corp. Ltd.	53,024	1,208,000
	Bidvest Group Ltd.	86,447	1,184,171
*	Blue Label Telecoms Ltd.	310,079	76,503
*	Brait PLC	400,143	73,595
	Capitec Bank Holdings Ltd.	7,062	615,587
	Cashbuild Ltd.	7,997	77,503
	Caxton & CTP Publishers & Printers Ltd.	26,485	14,468
	City Lodge Hotels Ltd.	170,526	37,288
	Clicks Group Ltd.	62,711	915,658
	Coronation Fund Managers Ltd.	108,017	177,239
	Curro Holdings Ltd.	68,507	30,373
	DataTec Ltd.	135,627	269,713
Ω	Dis-Chem Pharmacies Ltd.	168,787	245,912
*	Discovery Ltd.	92,607	728,460
	DRDGOLD Ltd., Sponsored ADR	5,808	62,146
	DRDGOLD Ltd.	70,516	75,430
#*	EOH Holdings Ltd.	60,894	5,654
	Famous Brands Ltd.	27,058	96,819
	FirstRand Ltd.	974,447	3,434,216
	Foschini Group Ltd.	145,188	752,842
	Gold Fields Ltd., Sponsored ADR	226,538	3,524,931
	Grindrod Ltd.	298,393	160,330
	Harmony Gold Mining Co. Ltd.	39,235	183,794
	Harmony Gold Mining Co. Ltd., Sponsored ADR	158,384	730,150
	Hudaco Industries Ltd.	13,408	112,911
	Impala Platinum Holdings Ltd.	240,096	2,337,526
	Investec Ltd.	97,265	534,846
	Italtile Ltd.	161,985	109,501
	JSE Ltd.	25,147	132,339
	KAP Ltd.	1,555,097	258,868
	Kumba Iron Ore Ltd.	15,787	383,887
	Lewis Group Ltd.	31,623	65,591
	Libstar Holdings Ltd.	68,247	18,217
*	Metair Investments Ltd.	112,419	150,727
	MiX Telematics Ltd., Sponsored ADR.	8,700	67,425
	Momentum Metropolitan Holdings	770,415	780,501
	Motus Holdings Ltd.	96,010	498,633
	Mpact Ltd.	67,311	102,931
	Mr Price Group Ltd.	81,477	670,333
	MTN Group Ltd.	470,128	3,302,088
	MultiChoice Group	126,678	792,522
*	Murray & Roberts Holdings Ltd.	144,674	10,452
	Naspers Ltd., Class N	5,286	942,291
	Nedbank Group Ltd.	131,588	1,520,201
	NEPI Rockcastle NV	114,231	689,547
	Ninety One Ltd.	103,945	235,082
*	Northam Platinum Holdings Ltd.	82,999	812,666

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Oceana Group Ltd.	44,494	$163,048
	Old Mutual Ltd.	1,327,902	844,681
	Omnia Holdings Ltd.	109,317	344,171
Ω	Pepkor Holdings Ltd.	705,980	654,429
	Pick n Pay Stores Ltd.	151,459	359,316
*	PPC Ltd.	710,458	110,491
	PSG Konsult Ltd.	227,729	163,289
	Raubex Group Ltd.	86,543	124,961
	Reunert Ltd.	89,471	288,538
	RFG Holdings Ltd.	55,653	28,291
	Royal Bafokeng Platinum Ltd.	74,273	582,792
	Sanlam Ltd.	243,355	751,195
	Santam Ltd.	18,796	292,192
	Sappi Ltd.	426,169	969,473
	Shoprite Holdings Ltd.	92,955	1,134,424
	Sibanye Stillwater Ltd.	534,672	1,182,070
#	Sibanye Stillwater Ltd., ADR	131,758	1,179,237
*	Southern Sun Ltd.	109,709	26,810
#	SPAR Group Ltd.	87,665	673,500
	Spur Corp. Ltd.	47,027	61,044
	Stadio Holdings Ltd.	92,501	22,752
	Standard Bank Group Ltd.	218,181	2,045,603
	Super Group Ltd.	243,994	427,489
*	Telkom SA SOC Ltd.	198,197	359,863
	Tiger Brands Ltd.	68,916	746,653
	Transaction Capital Ltd.	126,735	84,312
	Truworths International Ltd.	164,068	488,660
	Vodacom Group Ltd.	84,332	578,041
*	Wilson Bayly Holmes-Ovcon Ltd.	22,138	131,169
	Woolworths Holdings Ltd.	267,169	951,275
*	Zeda Ltd.	116,255	77,242

TOTAL SOUTH AFRICA			51,055,604

SOUTH KOREA — (12.8%)
*	3S Korea Co. Ltd.	8,243	12,906
	ABco Electronics Co. Ltd.	3,678	34,568
*	Able C&C Co. Ltd.	6,004	37,822
	ABOV Semiconductor Co. Ltd.	4,484	33,715
*	Abpro Bio Co. Ltd.	45,652	17,307
*	ADTechnology Co. Ltd.	2,141	29,200
	Advanced Nano Products Co. Ltd.	783	87,778
	Advanced Process Systems Corp.	4,776	72,849
	Aekyung Industrial Co. Ltd.	1,744	28,115
*	AeroSpace Technology of Korea, Inc.	11,790	35,164
	AfreecaTV Co. Ltd.	3,056	178,148
*	Agabang&Company.	11,629	29,387
	Ahnlab, Inc.	849	38,836
	AJ Networks Co. Ltd.	9,486	33,510
*	Ajin Industrial Co. Ltd.	15,410	46,095
	AK Holdings, Inc.	2,900	41,775
*	Alteogen, Inc.	1,460	47,806
*	ALUKO Co. Ltd.	23,115	54,500
*	Amicogen, Inc.	3,516	44,704
*	Aminologics Co. Ltd.	10,765	14,198
*	Amo Greentech Co. Ltd.	2,151	25,324
	Amorepacific Corp.	1,550	143,408
	Amorepacific Group	5,550	152,164
*	Amotech Co. Ltd.	3,075	37,950
*	Anam Electronics Co. Ltd.	28,466	42,970

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Ananti, Inc.	26,064	$122,894
*	Anapass, Inc.	2,273	31,220
*	Anterogen Co. Ltd.	1,366	19,310
*	Apact Co. Ltd.	9,300	18,996
	Aplus Asset Advisor Co. Ltd.	5,743	19,952
*	Aprogen, Inc.	35,931	34,442
*	APS, Inc.	2,963	25,025
*	APTC Co. Ltd.	4,938	43,095
*	Aroot Co. Ltd.	25,816	10,743
	Asia Pacific Satellite, Inc.	1,533	19,454
	Asia Paper Manufacturing Co. Ltd.	2,346	61,711
*	ASTORY Co. Ltd.	1,150	17,752
*	A-Tech Solution Co. Ltd.	1,734	13,692
	Atinum Investment Co. Ltd.	21,634	42,632
	AUK Corp.	11,649	18,993
	Aurora World Corp.	2,940	17,089
	Autech Corp.	3,791	16,484
	Avaco Co. Ltd.	3,020	38,379
*	Avatec Co. Ltd.	1,270	14,735
	Baiksan Co. Ltd.	8,600	51,261
*	Barunson Entertainment & Arts Corp.	34,469	21,742
*	Benoholdings, Inc.	9,622	36,041
	BGF Co. Ltd.	15,592	48,173
	BGF retail Co. Ltd.	2,051	286,142
	BGFecomaterials Co. Ltd.	4,024	22,978
	BH Co. Ltd.	8,904	154,354
*	Binex Co. Ltd.	7,481	52,256
	Binggrae Co. Ltd.	3,085	102,687
*	Bioneer Corp.	2,941	128,385
*	BioSmart Co. Ltd.	5,234	12,552
	BIT Computer Co. Ltd.	4,460	18,941
	Bixolon Co. Ltd.	3,947	18,657
*	BNC Korea Co. Ltd.	9,961	28,827
	BNK Financial Group, Inc.	71,549	355,948
	Boditech Med, Inc.	7,161	61,997
	BoKwang Industry Co. Ltd.	5,306	26,987
	Bolak Co. Ltd.	8,270	10,528
	Bookook Securities Co. Ltd.	1,360	20,211
*	Bosung Power Technology Co. Ltd.	12,111	35,157
*	Bubang Co. Ltd.	9,037	19,594
*	Bucket Studio Co. Ltd.	16,344	14,080
*	Bukwang Pharmaceutical Co. Ltd.	8,479	50,869
*	BusinessOn Communication Co. Ltd.	1,802	16,527
	BYC Co. Ltd.	139	48,716
	Byucksan Corp.	18,730	29,431
*	Caelum Co. Ltd.	3,189	8,758
*	Cafe24 Corp.	2,651	17,600
*	CammSys Corp.	33,312	41,862
	Camus Engineering & Construction, Inc.	20,344	25,220
	Cape Industries Ltd.	7,657	19,858
	Caregen Co. Ltd.	475	75,784
*	Carelabs Co. Ltd.	2,530	13,787
	Celltrion Healthcare Co. Ltd.	2,580	134,486
#*	Celltrion Pharm, Inc.	2,628	161,093
*	Cellumed Co. Ltd.	7,247	29,152
	Changhae Ethanol Co. Ltd.	1,423	10,871
	Cheil Worldwide, Inc.	26,065	360,691
	Chemtronics Co. Ltd.	3,793	63,066
*	Chemtros Co. Ltd.	3,277	24,038

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Cheryong Electric Co. Ltd.	2,732	$31,735
*	ChinHung International, Inc.	46,523	43,299
	Chinyang Holdings Corp.	9,810	23,626
	Chips&Media, Inc.	1,109	17,929
*	Choil Aluminum Co. Ltd.	15,142	34,242
	Chong Kun Dang Pharmaceutical Corp.	2,262	143,392
	Choong Ang Vaccine Laboratory	3,464	26,979
*	Chorokbaem Media Co. Ltd.	6,960	46,826
	Chosun Refractories Co. Ltd.	6,610	48,702
	Chunbo Co. Ltd.	553	80,548
*	CJ CGV Co. Ltd.	5,894	67,651
*	CJ CheilJedang Corp.	3,125	723,650
	CJ Corp.	6,789	464,848
*	CJ ENM Co. Ltd.	4,162	248,500
	CJ Freshway Corp.	4,127	87,960
	CJ Logistics Corp.	3,292	190,143
*	CJ Seafood Corp.	4,489	10,901
*	CKD Bio Corp.	1,229	23,275
	Classys, Inc.	5,466	97,287
	CLIO Cosmetics Co. Ltd.	1,429	23,029
*††	CNT85, Inc.	170	167
*	CoAsia Corp.	4,262	26,480
*	Com2uS Holdings Corp.	1,402	45,768
	Com2uSCorp.	3,864	198,918
*	Comtec Systems Co. Ltd.	54,597	31,651
*	ContentreeJoongAng Corp.	983	17,979
*	Coreana Cosmetics Co. Ltd.	6,531	14,433
*	COSMAX NBT, Inc.	3,810	12,246
*	Cosmax, Inc.	4,344	251,381
*	CosmoAM&T Co. Ltd.	3,392	445,091
*	Cosmochemical Co. Ltd.	4,374	191,621
	Coway Co. Ltd.	21,011	771,449
	Coweaver Co. Ltd.	2,317	11,625
	Cowintech Co. Ltd.	1,112	25,891
	Creas F&C Co. Ltd.	2,537	34,388
*	Creative & Innovative System	6,808	64,016
	Creverse, Inc.	2,158	28,825
*	CrystalGenomics, Inc.	13,924	31,449
*	CS Bearing Co. Ltd.	3,290	27,280
	CS Wind Corp.	1,528	86,506
*	CTC BIO, Inc.	5,345	38,875
*	Cube Entertainment, Inc.	1,235	21,735
	Cuckoo Holdings Co. Ltd.	3,956	45,619
	Cuckoo Homesys Co. Ltd.	5,138	98,063
*	Curexo, Inc.	4,984	39,022
*	Curo Co. Ltd.	85,448	39,548
	Cymechs, Inc.	2,466	23,023
*	D&C Media Co. Ltd.	982	13,838
	D.I Corp.	10,187	51,644
*	DA Technology Co. Ltd.	5,161	17,808
	Dae Han Flour Mills Co. Ltd.	512	54,491
	Dae Hwa Pharmaceutical Co. Ltd.	1,633	11,101
	Dae Hyun Co. Ltd.	11,147	18,382
*	Dae Won Chemical Co. Ltd.	6,386	11,564
	Dae Won Kang Up Co. Ltd.	18,032	54,826
*	Dae Young Packaging Co. Ltd.	15,590	15,828
*	Dae Yu Co. Ltd.	6,267	10,770
*	Daea TI Co. Ltd.	9,962	22,603
*	Daebo Magnetic Co. Ltd.	664	30,919

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Daebongls Co. Ltd.	3,295	$18,479
*	Daechang Co. Ltd.	33,874	35,944
	Daedong Corp.	8,895	70,581
	Daeduck Electronics Co. Ltd.	13,780	223,433
	Daehan Steel Co. Ltd.	6,724	66,427
*	Daeho AL Co. Ltd.	6,587	7,103
*	Dae-Il Corp.	6,283	23,669
	Daejoo Electronic Materials Co. Ltd.	547	40,429
	Daejung Chemicals & Metals Co. Ltd.	967	11,644
#	Daesang Corp.	12,237	178,172
	Daesang Holdings Co. Ltd.	6,972	40,153
	Daesung Energy Co. Ltd.	2,270	14,294
	Daesung Holdings Co. Ltd.	397	10,098
*	Daesung Industrial Co. Ltd.	9,382	28,020
*	Daesung Private Equity, Inc.	7,539	11,768
*	Daewon Cable Co. Ltd.	13,750	11,925
	Daewon Media Co. Ltd.	2,290	26,082
	Daewon Pharmaceutical Co. Ltd.	6,562	72,587
	Daewon San Up Co. Ltd.	6,131	29,293
*	Daewoo Electronic Components Co. Ltd.	10,614	13,817
*	Daewoo Engineering & Construction Co. Ltd.	78,322	247,670
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	2,064	41,755
	Daewoong Co. Ltd.	9,111	101,909
	Daewoong Pharmaceutical Co. Ltd.	1,505	124,473
	Daihan Pharmaceutical Co. Ltd.	2,228	46,627
	Daishin Securities Co. Ltd.	18,605	187,215
*	Danal Co. Ltd.	24,211	74,952
	Daol Investment & Securities Co. Ltd.	15,603	39,058
	Daou Data Corp.	2,488	32,381
	Daou Technology, Inc.	15,505	222,419
*	Dasan Networks, Inc.	12,203	32,549
*	Dawonsys Co. Ltd.	5,106	46,761
*	Dayou Plus Co. Ltd.	20,668	14,897
	DB Financial Investment Co. Ltd.	18,822	56,941
	DB HiTek Co. Ltd.	14,763	672,159
	DB Insurance Co. Ltd.	9,626	605,105
*	DB, Inc.	53,148	72,129
	DCM Corp.	1,844	19,871
	Dentium Co. Ltd.	2,353	253,996
	Deutsch Motors, Inc.	11,957	52,443
	Device ENG Co. Ltd.	2,741	36,053
*	Devsisters Co. Ltd.	1,125	48,725
	DGB Financial Group, Inc.	91,952	471,539
*	DGP Co. Ltd.	21,365	7,575
*	DHAutoware Co. Ltd.	21,022	9,644
	DI Dong Il Corp.	6,962	108,639
	Digital Daesung Co. Ltd.	6,132	28,256
*	DIO Corp.	1,340	29,901
	Display Tech Co. Ltd.	4,122	21,400
	DK Tech Co. Ltd.	3,070	23,274
	DL Construction Co. Ltd.	4,967	50,628
	DL E&C Co. Ltd.	13,214	349,146
	DL Holdings Co. Ltd.	5,712	211,649
	DMS Co. Ltd.	10,092	47,594
	DNF Co. Ltd.	3,289	41,163
	Dohwa Engineering Co. Ltd.	5,055	31,045
	Dong Ah Tire & Rubber Co. Ltd.	2,864	25,899
	Dong-A Hwasung Co. Ltd.	4,478	30,719
	Dong-A ST Co. Ltd.	2,633	107,847

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dong-Ah Geological Engineering Co. Ltd.	2,919	$26,891
*	Dongbang Transport Logistics Co. Ltd.	19,111	31,091
	Dongbu Corp.	4,773	25,159
	Dongil Industries Co. Ltd.	233	38,322
	Dongjin Semichem Co. Ltd.	10,258	227,362
	Dongkoo Bio & Pharma Co. Ltd.	3,136	14,055
	DongKook Pharmaceutical Co. Ltd.	7,571	85,539
	Dongkuk Industries Co. Ltd.	15,392	83,184
#	Dongkuk Steel Mill Co. Ltd.	39,966	358,216
*	Dongkuk Structures & Construction Co. Ltd.	11,743	38,791
	Dongsuh Cos., Inc.	3,887	55,896
	Dongsung Chemical Co. Ltd.	15,065	52,119
	Dongsung Finetec Co. Ltd.	4,612	38,996
*	Dongsung Pharmaceutical Co. Ltd.	1,125	4,981
#*	Dongwha Enterprise Co. Ltd.	1,900	70,560
	Dongwha Pharm Co. Ltd.	10,329	64,865
	Dongwon Development Co. Ltd.	20,377	53,626
	Dongwon F&B Co. Ltd.	4,485	102,604
#	Dongwon Industries Co. Ltd.	3,445	119,716
	Dongwon Systems Corp.	1,184	38,082
	Dongyang E&P, Inc.	2,221	26,557
*	Dongyang Steel Pipe Co. Ltd.	18,247	14,638
	Doosan Bobcat, Inc.	17,507	671,683
	Doosan Co. Ltd.	2,123	148,462
*	Doosan Enerbility Co. Ltd.	26,357	330,252
*	Doosan Fuel Cell Co. Ltd.	2,956	66,395
	Doosan Tesna, Inc.	4,233	113,480
	DoubleUGames Co. Ltd.	4,965	168,489
	Douzone Bizon Co. Ltd.	5,152	117,655
*	Dream Security Co. Ltd.	11,309	24,854
	Dreamtech Co. Ltd.	10,806	78,041
	Drgem Corp.	1,032	8,641
*	DRTECH Corp.	15,498	20,613
*	DSC Investment, Inc.	4,299	12,498
*	DSK Co. Ltd.	6,678	25,415
*	Duk San Neolux Co. Ltd.	2,327	75,896
*	Duksan Hi-Metal Co. Ltd.	9,508	40,216
*	Duksan Techopia Co. Ltd.	1,125	16,923
	Duksung Co. Ltd.	5,873	19,647
	DY Corp.	8,382	34,325
	DY POWER Corp.	3,899	34,342
*	E Investment&Development Co. Ltd.	34,114	70,036
*	E& Corp. Co. Ltd.	8,851	17,777
*	E&M Co. Ltd.	45,035	9,004
	E1 Corp.	1,203	42,835
	Eagle Veterinary Technology Co. Ltd.	2,897	11,062
	Eagon Industrial Ltd.	2,383	13,184
	Easy Bio, Inc.	7,041	22,479
	Easy Holdings Co. Ltd.	26,721	62,965
	eBEST Investment & Securities Co. Ltd.	7,507	24,308
	Echo Marketing, Inc.	5,078	42,339
*	Eco&Dream Co. Ltd.	1,006	27,596
*	EcoBio Holdings Co. Ltd.	2,467	11,283
*	ECOCAB Co. Ltd.	4,313	13,198
	Ecoplastic Corp.	19,200	88,598
	Ecopro BM Co. Ltd.	6,811	1,367,714
#	Ecopro Co. Ltd.	2,924	1,605,657
	Ecopro HN Co. Ltd.	3,856	193,555
	e-Credible Co. Ltd.	1,402	16,851

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	EG Corp.	493	$7,369
*	Ehwa Technologies Information Co. Ltd.	64,549	65,718
	Elentec Co. Ltd.	5,772	56,217
	E-MART, Inc.	4,820	352,522
*	EMKOREA Co. Ltd.	8,717	18,400
#	EM-Tech Co. Ltd.	5,840	120,248
	ENF Technology Co. Ltd.	4,871	75,529
*	Enzychem Lifesciences Corp.	26,948	36,289
	Eo Technics Co. Ltd.	2,609	170,805
	Estechpharma Co. Ltd.	4,779	26,951
*	ESTsoft Corp.	1,284	10,840
*	E-TRON Co. Ltd.	112,634	27,354
*	Eubiologics Co. Ltd.	3,259	17,598
	Eugene Corp.	25,711	64,288
	Eugene Investment & Securities Co. Ltd.	27,685	52,401
	Eugene Technology Co. Ltd.	6,991	151,741
	Eusu Holdings Co. Ltd.	6,956	35,238
*	Eutilex Co. Ltd.	5,716	21,447
*	EV Advanced Material Co. Ltd.	7,437	46,095
*	Ewon Comfortech Co. Ltd.	2,152	10,020
*	Exem Co. Ltd.	9,063	27,608
	Exicon Co. Ltd.	1,739	12,197
*	Eyegene, Inc.	3,308	10,710
*	ezCaretech Co. Ltd.	672	11,500
	F&F Co. Ltd.	4,572	483,763
	F&F Holdings Co. Ltd.	430	6,870
	FarmStory Co. Ltd.	38,484	56,029
	Fasoo Co. Ltd.	1,847	10,803
	Fila Holdings Corp.	11,039	303,203
*	Fine M-Tec Co. Ltd.	5,699	42,414
	Fine Semitech Corp.	1,669	27,507
*	Finetek Co. Ltd.	17,074	16,496
*	Flask Co. Ltd.	13,763	11,951
#	Foosung Co. Ltd.	19,948	202,299
*	FSN Co. Ltd.	3,829	9,724
	Fursys, Inc.	1,797	38,763
	Gabia, Inc.	4,174	36,501
*	GAEASOFT	6,369	34,688
	Galaxia Moneytree Co. Ltd.	2,236	9,558
*	GAMSUNG Corp. Co. Ltd.	18,917	40,758
	Gaon Cable Co. Ltd.	2,294	27,849
	GC Cell Corp.	622	19,965
*	GemVax & Kael Co. Ltd.	4,742	49,452
	Gemvaxlink Co. Ltd.	20,694	22,413
*	Genexine, Inc.	5,227	47,436
*	Genie Music Corp.	5,141	14,651
*	GENOLUTION, Inc.	6,654	27,466
*	Genomictree, Inc.	1,846	17,864
	Genoray Co. Ltd.	4,726	27,749
	Geumhwa PSC Co. Ltd.	1,944	43,413
*	Gigalane Co. Ltd.	11,619	14,011
	Global Standard Technology Co. Ltd.	2,811	53,745
	Golfzon Co. Ltd.	1,742	145,744
	Golfzon Newdin Holdings Co. Ltd.	9,235	37,000
*	Good People Co. Ltd.	4,247	1,587
	Gradiant Corp.	5,742	61,147
	Green Chemical Co. Ltd.	2,679	21,278
	Green Cross Corp.	2,114	195,879
	Green Cross Holdings Corp.	9,505	111,140

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Green Cross Wellbeing Corp.	2,484	$14,128
	GS Engineering & Construction Corp.	20,008	324,685
	GS Holdings Corp.	19,715	585,763
	GS Retail Co. Ltd.	13,507	269,044
	Gwangju Shinsegae Co. Ltd.	1,600	39,461
	Hae In Corp.	3,104	14,149
	HAESUNG DS Co. Ltd.	4,727	165,824
	Haesung Industrial Co. Ltd.	1,071	7,423
	Han Kuk Carbon Co. Ltd.	6,109	52,483
	Hana Financial Group, Inc.	71,408	2,243,888
	Hana Materials, Inc.	2,798	89,658
#	Hana Micron, Inc.	16,647	191,177
	Hana Pharm Co. Ltd.	2,648	28,829
*	Hanall Biopharma Co. Ltd.	6,016	92,532
	HanChang Paper Co. Ltd.	20,641	20,961
*	Hancom WITH, Inc.	5,353	17,301
*	Hancom, Inc.	4,544	48,327
	Handok, Inc.	4,481	51,294
	Handsome Co. Ltd.	7,877	147,214
*	Hanil Feed Co. Ltd.	5,197	22,013
	Hanil Iron & Steel Co. Ltd.	6,765	15,593
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	4,693	13,739
	Hanjin Kal Corp.	1,504	44,531
	Hanjin Transportation Co. Ltd.	4,408	65,702
	Hankook Shell Oil Co. Ltd.	303	52,230
	Hankook Tire & Technology Co. Ltd.	20,635	532,937
	Hankuk Steel Wire Co. Ltd.	5,428	16,696
	Hanmi Semiconductor Co. Ltd.	14,069	217,761
	HanmiGlobal Co. Ltd.	1,657	44,723
	Hannong Chemicals, Inc.	1,548	24,178
	Hanon Systems	67,614	464,789
*	Hans Biomed Corp.	1,476	16,612
#	Hansae Co. Ltd.	7,886	100,270
	Hansae Yes24 Holdings Co. Ltd.	6,281	21,488
	Hanshin Construction Co. Ltd.	4,020	23,264
	Hanshin Machinery Co.	3,749	16,902
	Hansol Chemical Co. Ltd.	2,270	378,368
	Hansol Holdings Co. Ltd.	19,120	44,369
*	Hansol HomeDeco Co. Ltd.	30,820	23,823
*	Hansol IONES Co. Ltd.	6,315	37,249
	Hansol Logistics Co. Ltd.	13,484	29,921
	Hansol Paper Co. Ltd.	9,682	82,331
	Hansol Technics Co. Ltd.	14,047	61,640
	Hanssem Co. Ltd.	1,951	65,259
	Hanwha Galleria Co. Ltd.	17,465	22,496
*	Hanwha General Insurance Co. Ltd.	21,441	72,930
*	Hanwha Investment & Securities Co. Ltd.	55,055	114,028
*	Hanwha Life Insurance Co. Ltd.	122,230	227,111
*	Hanwha Solutions Corp.	15,485	557,196
*	Hanyang Digitech Co. Ltd.	2,583	21,054
	Hanyang Eng Co. Ltd.	5,655	62,713
	Hanyang Securities Co. Ltd.	5,181	34,046
	Harim Co. Ltd.	26,787	61,836
	Harim Holdings Co. Ltd.	25,455	178,910
	HB SOLUTION Co. Ltd.	1,778	18,817
	HB Technology Co. Ltd.	22,960	41,842
	HD Hyundai Co. Ltd.	16,864	747,808
	HD Hyundai Construction Equipment Co. Ltd.	6,049	307,962
	HD Hyundai Electric Co. Ltd.	5,088	192,996

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	HD Hyundai Energy Solutions Co. Ltd.	2,445	$77,429
	HD Hyundai Infracore Co. Ltd.	49,404	365,530
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	7,950	505,654
	HDC Holdings Co. Ltd.	17,474	85,738
	HDC Hyundai Development Co. Engineering & Construction, Class E	19,170	173,289
	HDC Hyundai Engineering Plastics Co. Ltd.	4,988	18,052
	HDCLabs Co. Ltd.	2,261	14,013
	Hecto Financial Co. Ltd.	742	10,056
	Hecto Innovation Co. Ltd.	1,972	18,552
	Heerim Architects & Planners	3,008	20,756
*	Helixmith Co. Ltd.	7,110	45,809
*	HFR, Inc.	3,136	63,454
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	12,765	28,294
*	HJ Shipbuilding & Construction Co. Ltd.	6,769	18,395
*	HL D&I Halla Corp.	12,823	23,993
	HL Holdings Corp.	4,071	101,022
	HL Mando Co. Ltd.	12,512	434,678
*	HLB Global Co. Ltd.	4,117	17,899
*	HLB Life Science Co. Ltd.	15,756	126,869
*	Hlb Pharma Ceutical Co. Ltd.	2,175	23,887
*	HLB Therapeutics Co. Ltd.	8,758	31,720
#*	HLB, Inc.	6,365	169,158
#	HMM Co. Ltd.	100,215	1,535,020
	Home Center Holdings Co. Ltd.	40,607	41,599
*	Homecast Co. Ltd.	8,164	25,377
	Hotel Shilla Co. Ltd.	7,959	486,253
	HS Industries Co. Ltd.	19,339	53,315
*	HSD Engine Co. Ltd.	5,779	33,656
*	Hugel, Inc.	915	77,878
*	Humasis Co. Ltd.	41,254	91,038
*	Humax Co. Ltd.	14,260	39,736
	Humedix Co. Ltd.	1,789	37,942
	Huons Co. Ltd.	3,135	77,062
	Huons Global Co. Ltd.	2,929	44,461
	Husteel Co. Ltd.	17,299	81,561
*	Huvis Corp.	8,020	27,314
	Huvitz Co. Ltd.	4,994	61,640
	Hwa Shin Co. Ltd.	10,954	113,347
*	Hwail Pharm Co. Ltd.	9,698	15,095
	Hwangkum Steel & Technology Co. Ltd.	4,431	27,793
	Hwaseung Enterprise Co. Ltd.	7,570	45,120
	HwaSung Industrial Co. Ltd.	4,660	33,939
*	HYBE Co. Ltd.	472	95,447
	Hy-Lok Corp.	4,195	66,988
	Hyosung Advanced Materials Corp.	698	203,591
*	Hyosung Chemical Corp.	234	18,689
	Hyosung Corp.	3,366	165,971
*	Hyosung Heavy Industries Corp.	2,751	161,964
	Hyosung TNC Corp.	1,014	286,666
*	Hyulim ROBOT Co. Ltd.	15,388	22,665
	Hyundai Autoever Corp.	1,055	97,249
	Hyundai Bioland Co. Ltd.	2,761	25,183
	Hyundai BNG Steel Co. Ltd.	4,900	59,510
	Hyundai Corp.	4,150	54,106
	Hyundai Corp. Holdings, Inc.	2,602	21,750
	Hyundai Department Store Co. Ltd.	5,946	230,228
	Hyundai Elevator Co. Ltd.	8,143	204,423
	Hyundai Engineering & Construction Co. Ltd.	18,938	582,678
	HYUNDAI EVERDIGM Corp.	3,095	17,039

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Ezwel Co. Ltd.	4,703	$23,185
	Hyundai Futurenet Co. Ltd.	21,018	50,667
	Hyundai GF Holdings	14,372	44,948
	Hyundai Green Food	7,630	69,319
	Hyundai Home Shopping Network Corp.	2,566	92,487
*	Hyundai Livart Furniture Co. Ltd.	6,686	38,976
	Hyundai Marine & Fire Insurance Co. Ltd.	28,489	800,367
*	Hyundai Mipo Dockyard Co. Ltd.	2,568	141,357
	Hyundai Mobis Co. Ltd.	8,094	1,318,191
	Hyundai Motor Co.	26,064	3,860,842
	Hyundai Motor Securities Co. Ltd.	9,906	66,355
*	Hyundai Rotem Co. Ltd.	3,405	83,970
	Hyundai Steel Co.	29,755	813,577
	Hyundai Wia Corp.	6,234	262,113
	HyVision System, Inc.	3,675	48,723
	i3system, Inc.	1,104	16,533
*	iA, Inc.	82,596	36,850
	ICD Co. Ltd.	2,981	27,196
*	Icure Pharm, Inc.	1,494	3,352
	IDIS Holdings Co. Ltd.	2,685	26,610
	Iljin Diamond Co. Ltd.	1,117	16,537
	Iljin Electric Co. Ltd.	9,122	47,819
	Iljin Holdings Co. Ltd.	11,120	37,875
	Iljin Power Co. Ltd.	4,220	41,448
	Ilshin Spinning Co. Ltd.	6,900	68,457
	Ilsung Pharmaceuticals Co. Ltd.	2,455	49,225
	Ilyang Pharmaceutical Co. Ltd.	3,326	42,886
	iMarketKorea, Inc.	8,309	61,457
	InBody Co. Ltd.	3,960	82,307
*	INCON Co. Ltd.	23,367	12,345
	Incross Co. Ltd.	1,911	21,472
	Industrial Bank of Korea	80,278	604,555
*	Infinitt Healthcare Co. Ltd.	3,095	11,715
	InfoBank Corp.	1,192	11,776
*	Inhwa Precision Co. Ltd.	2,075	15,961
*	InkTec Co. Ltd.	1,927	6,595
	Innocean Worldwide, Inc.	4,363	130,668
	InnoWireless Co. Ltd.	1,034	21,042
#	Innox Advanced Materials Co. Ltd.	7,249	240,050
*	Innox Corp.	852	28,022
*	Inscobee, Inc.	19,359	20,319
*	Insun ENT Co. Ltd.	6,693	41,152
*	Insung Information Co. Ltd.	10,915	17,695
	Intekplus Co. Ltd.	2,819	42,412
	Intellian Technologies, Inc.	954	49,078
	Intelligent Digital Integrated Security Co. Ltd.	1,743	29,717
*	Interflex Co. Ltd.	7,180	52,103
	Interojo Co. Ltd.	1,536	40,960
#	INTOPS Co. Ltd.	6,004	158,274
*	iNtRON Biotechnology, Inc.	4,530	26,384
	Inzi Controls Co. Ltd.	5,722	36,730
#*	IS Dongseo Co. Ltd.	9,358	259,681
	ISC Co. Ltd.	3,475	102,734
	i-SENS, Inc.	3,436	43,991
*	ISU Abxis Co. Ltd.	3,988	18,804
	ISU Chemical Co. Ltd.	4,724	146,478
	IsuPetasys Co. Ltd.	16,409	114,838
*	ITCEN Co. Ltd.	3,817	10,961
*	ITEK, Inc.	3,626	24,719

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	ITM Semiconductor Co. Ltd.	1,624	$32,680
	It’s Hanbul Co. Ltd.	1,615	18,363
*	Jaeyoung Solutec Co. Ltd.	16,720	9,875
*	Jahwa Electronics Co. Ltd.	3,705	86,261
	JASTECH Ltd.	6,512	42,966
	JB Financial Group Co. Ltd.	46,009	287,881
	JC Chemical Co. Ltd.	9,362	53,572
*	Jeju Semiconductor Corp.	12,538	43,784
*	Jin Air Co. Ltd.	1,815	21,622
	Jinsung T.E.C	5,113	44,148
	JLS Co. Ltd.	3,636	19,572
	JNK Heaters Co. Ltd.	5,529	25,386
*	JNTC Co. Ltd.	6,404	39,471
*	Jokwang ILI Co. Ltd.	21,810	11,928
*	JoyCity Corp.	8,305	24,479
	JS Corp.	2,499	23,684
	Jungdawn Co. Ltd.	7,542	12,859
#	Jusung Engineering Co. Ltd.	15,413	181,694
	JVM Co. Ltd.	1,700	25,823
	JW Life Science Corp.	3,290	28,950
	JYP Entertainment Corp.	7,401	500,662
	Kakao Corp.	4,939	216,276
*	Kakao Games Corp.	3,136	95,291
*	Kanglim Co. Ltd.	24,778	18,624
	Kangnam Jevisco Co. Ltd.	1,835	33,380
*	Kangstem Biotech Co. Ltd.	9,275	21,029
	KAON Group Co. Ltd.	7,078	38,542
	KB Financial Group, Inc.	46,756	1,735,423
	KB Financial Group, Inc., ADR	44,734	1,668,131
	KC Co. Ltd.	3,423	50,503
	KC Tech Co. Ltd.	3,975	55,960
	KCC Corp.	1,433	238,832
	KCC Glass Corp.	5,228	179,878
	KCTC	13,067	40,925
	KEC Corp.	35,230	59,414
*	Kencoa Aerospace Co.	3,865	47,189
	KEPCO Engineering & Construction Co., Inc.	806	42,477
	KEPCO Plant Service & Engineering Co. Ltd.	5,330	142,576
	Keyang Electric Machinery Co. Ltd.	4,700	7,957
*	KEYEAST Co. Ltd.	3,383	20,189
	KG Chemical Corp.	5,062	145,228
#	KG Dongbu Steel	14,808	104,752
	KG Eco Technology Service Co. Ltd.	10,244	123,588
#*††	KG Mobility Co.	8,401	86,747
#	Kginicis Co. Ltd.	7,291	66,834
	KGMobilians Co. Ltd.	9,604	46,893
	KH Vatec Co. Ltd.	6,400	90,542
	Kia Corp.	77,376	4,900,475
	KidariStudio, Inc.	4,366	23,519
	KINX, Inc.	1,034	42,201
	KISCO Corp.	7,715	39,525
	KISCO Holdings Co. Ltd.	3,689	57,304
	KISWIRE Ltd.	5,001	71,034
	KIWOOM Securities Co. Ltd.	7,418	521,311
*	KMW Co. Ltd.	2,243	32,437
*	KNJ Co. Ltd.	1,163	14,784
*	KNW Co. Ltd.	2,626	23,922
	Koentec Co. Ltd.	6,645	35,171
	Koh Young Technology, Inc.	11,321	112,523

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kolmar BNH Co. Ltd.	4,947	$82,745
	Kolmar Korea Co. Ltd.	4,482	135,870
	Kolmar Korea Holdings Co. Ltd.	4,219	47,007
	Kolon Corp.	4,308	65,570
	Kolon Global Corp.	2,282	23,933
	Kolon Industries, Inc.	9,355	300,226
*	Kolon Mobility Group Corp.	7,567	23,237
	Kolon Plastic, Inc.	3,586	26,691
	KoMiCo Ltd.	2,410	78,719
*	KONA I Co. Ltd.	3,514	42,422
	Korea Alcohol Industrial Co. Ltd.	5,591	43,215
	Korea Arlico Pharm Co. Ltd.	2,061	10,220
	Korea Asset In Trust Co. Ltd.	27,658	60,638
	Korea Cast Iron Pipe Industries Co. Ltd.	7,209	38,232
*	Korea Circuit Co. Ltd.	9,159	96,622
*	Korea District Heating Corp.	664	13,792
	Korea Electric Terminal Co. Ltd.	3,099	142,235
	Korea Electronic Certification Authority, Inc.	4,271	15,521
	Korea Electronic Power Industrial Development Co. Ltd.	4,827	28,520
	Korea Export Packaging Industrial Co. Ltd.	8,450	21,301
*	Korea Gas Corp.	6,890	138,234
*	Korea Information & Communications Co. Ltd.	2,352	18,323
	Korea Investment Holdings Co. Ltd.	11,920	492,639
*	Korea Line Corp.	87,607	135,428
	Korea Parts & Fasteners Co. Ltd.	6,995	28,559
	Korea Petrochemical Ind Co. Ltd.	1,862	202,685
	Korea Petroleum Industries Co	3,884	31,133
	Korea Pharma Co. Ltd.	514	7,681
	Korea Ratings Corp.	326	18,009
	Korea Real Estate Investment & Trust Co. Ltd.	73,914	74,327
	Korea ZInc. Co. Ltd.	704	270,588
	Korean Air Lines Co. Ltd.	56,382	967,158
	Korean Reinsurance Co.	45,961	260,110
	Kortek Corp.	6,709	45,343
*	KOSES Co. Ltd.	874	6,639
*	KPM Tech Co. Ltd.	68,126	28,994
*	KPS Corp.	1,718	12,790
	KPX Chemical Co. Ltd.	1,121	39,574
	KSIGN Co. Ltd.	12,339	14,352
	KSS LINE Ltd.	8,802	53,806
*	KT Alpha Co. Ltd.	3,414	15,381
#	KT Corp., Sponsored ADR	12,498	141,227
	KT Skylife Co. Ltd.	14,816	76,816
	KT Submarine Co. Ltd.	2,435	11,866
	KTCS Corp.	9,824	26,010
	Ktis Corp.	11,445	28,081
	Kukdo Chemical Co. Ltd.	703	23,142
	Kukdong Oil & Chemicals Co. Ltd.	10,859	29,501
*	Kukje Pharma Co. Ltd.	4,142	14,065
*	Kukjeon Pharmaceutical Co. Ltd.	3,661	17,212
*	Kum Yang Co. Ltd.	2,432	122,195
*	Kumho HT, Inc.	61,887	37,507
	Kumho Petrochemical Co. Ltd.	8,698	889,445
#*	Kumho Tire Co., Inc.	47,182	158,918
	KUMHOE&C Co. Ltd.	12,152	58,103
	Kumkang Kind Co. Ltd.	8,100	30,734
	Kwang Myung Electric Co. Ltd.	16,194	32,032
*	KX Hitech Co. Ltd.	19,773	19,876
	KX Innovation Co. Ltd.	3,585	13,989

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kyeryong Construction Industrial Co. Ltd.	4,158	$53,311
	Kyobo Securities Co. Ltd.	9,892	37,464
	Kyochon F&B Co. Ltd.	1,515	10,217
	Kyongbo Pharmaceutical Co. Ltd.	1,969	9,515
	Kyung Dong Navien Co. Ltd.	3,389	101,673
	Kyung Nong Corp.	1,022	7,713
	Kyungbang Co. Ltd.	5,365	42,449
*	Kyungchang Industrial Co. Ltd.	11,095	19,198
	KyungDong City Gas Co. Ltd.	1,502	24,118
	KyungDong Invest Co. Ltd.	280	22,090
	Kyung-In Synthetic Corp.	15,465	53,964
	L&C Bio Co. Ltd.	3,441	79,308
#	L&F Co. Ltd.	2,742	547,336
*	LabGenomics Co. Ltd.	19,173	85,280
#*	Lake Materials Co. Ltd.	15,024	155,795
	LaonPeople, Inc.	2,880	14,347
*	LB Semicon, Inc.	11,748	69,980
	LEADCORP, Inc.	6,842	38,261
	Lee Ku Industrial Co. Ltd.	11,047	45,751
	LEENO Industrial, Inc.	2,558	256,905
	LF Corp.	9,746	127,605
	LG Chem Ltd.	4,351	2,416,908
	LG Corp.	14,146	925,877
#*	LG Display Co. Ltd., ADR	134,277	754,637
*	LG Display Co. Ltd.	34,347	382,893
	LG Electronics, Inc.	38,603	3,169,998
	LG H&H Co. Ltd.	1,125	525,314
	LG HelloVision Co. Ltd.	17,834	54,942
	LG Innotek Co. Ltd.	3,840	764,278
	LG Uplus Corp.	102,489	845,367
*	Longtu Korea, Inc.	2,910	4,487
	LOT Vacuum Co. Ltd.	4,434	51,277
	Lotte Chemical Corp.	3,774	475,663
	Lotte Corp.	7,538	158,129
*	Lotte Data Communication Co.	1,600	33,720
	Lotte Energy Materials Corp.	1,198	54,198
	LOTTE Fine Chemical Co. Ltd.	6,871	315,559
	LOTTE Himart Co. Ltd.	4,505	38,192
*	Lotte Non-Life Insurance Co. Ltd.	32,778	38,031
	Lotte Shopping Co. Ltd.	2,790	166,809
	Lotte Wellfood Co. Ltd.	1,356	107,427
	LS Cable & System Asia Ltd.	1,638	8,414
	LS Corp.	5,173	347,462
#	LS Electric Co. Ltd.	3,872	183,476
*	LTC Co. Ltd.	1,557	13,435
	Lutronic Corp.	5,422	105,440
*	LVMC Holdings	48,539	65,256
	LX Hausys Ltd.	4,303	132,385
	LX Semicon Co. Ltd.	4,342	343,288
	M.I.Tech Co. Ltd.	2,615	27,169
*	M2N Co. Ltd.	4,268	15,002
	Macquarie Korea Infrastructure Fund	72,968	679,132
	Maeil Dairies Co. Ltd.	2,167	77,023
	MAKUS, Inc.	5,043	37,801
	Manho Rope & Wire Ltd.	810	35,292
	Mcnex Co. Ltd.	5,122	120,678
*	MDS Tech, Inc.	12,968	22,440
*	ME2ON Co. Ltd.	11,945	33,100
	Mecaro Co. Ltd.	1,683	13,896

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Mediana Co. Ltd.	2,287	$7,626
*	Medipost Co. Ltd.	1,992	21,692
	Medy-Tox, Inc.	957	169,426
	Meerecompany, Inc.	1,826	44,715
	MegaStudy Co. Ltd.	3,816	32,680
	MegaStudyEdu Co. Ltd.	3,460	162,477
	Meritz Financial Group, Inc.	40,077	1,379,526
*	Mgame Corp.	5,065	31,546
	Mi Chang Oil Industrial Co. Ltd.	382	18,595
*	MiCo BioMed Co. Ltd.	2,919	14,781
*	MiCo Ltd.	11,862	74,032
*	Mirae Asset Life Insurance Co. Ltd.	29,061	60,818
	Mirae Asset Securities Co. Ltd.	76,082	395,316
*	Mirae Asset Venture Investment Co. Ltd.	12,030	46,931
	Mirae Corp.	1,124	24,429
	Miwon Chemicals Co. Ltd.	571	27,607
	Miwon Commercial Co. Ltd.	508	64,159
	Miwon Holdings Co. Ltd.	324	24,417
	Miwon Specialty Chemical Co. Ltd.	519	54,367
	MK Electron Co. Ltd.	6,294	63,948
	MNTech Co. Ltd.	3,027	52,629
	Mobase Electronics Co. Ltd.	7,394	13,956
*	Mobile Appliance, Inc.	4,796	10,978
	Monalisa Co. Ltd.	2,670	5,562
	MonAmi Co. Ltd.	3,766	9,212
	Moonbae Steel Co. Ltd.	3,170	8,059
	Moorim P&P Co. Ltd.	14,195	38,836
	Moorim Paper Co. Ltd.	14,496	27,632
	Motonic Corp.	4,135	27,278
	Motrex Co. Ltd.	4,887	69,765
*	mPlus Corp.	1,540	13,942
	MS Autotech Co. Ltd.	6,409	27,835
	Multicampus Co. Ltd.	1,164	31,807
#*	Myoung Shin Industrial Co. Ltd.	8,854	120,170
*	N2tech Co. Ltd.	15,054	12,863
	Namhae Chemical Corp.	10,948	70,751
*	Namsun Aluminum Co. Ltd.	32,626	56,578
*	Namuga Co. Ltd.	2,390	26,530
	Namyang Dairy Products Co. Ltd.	175	64,794
*	NanoenTek, Inc.	3,851	14,347
	Nasmedia Co. Ltd.	1,721	26,870
*	Nature & Environment Co. Ltd.	22,791	18,122
	NAVER Corp.	4,617	668,889
	NCSoft Corp.	2,008	568,208
	NeoPharm Co. Ltd.	1,605	21,019
*	Neowiz	1,902	62,844
*	NEOWIZ HOLDINGS Corp.	1,665	34,798
*	Nepes Ark Corp.	3,572	63,000
*	NEPES Corp.	6,602	99,846
*	Neptune Co.	2,543	16,819
*Ω	Netmarble Corp.	3,645	177,483
	New Power Plasma Co. Ltd.	10,372	38,712
	Nexen Corp.	9,997	30,931
	Nexen Tire Corp.	18,926	116,760
*	Next Entertainment World Co. Ltd.	3,907	18,624
#	NEXTIN, Inc.	1,478	71,593
*	Nexturnbioscience Co. Ltd.	11,279	21,953
	NH Investment & Securities Co. Ltd.	47,239	330,737
*	NHN Corp.	8,909	181,367

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	NHN KCP Corp.	8,874	$74,803
	NI Steel Co. Ltd.	11,528	58,178
*	NIBEC Co. Ltd.	1,662	19,951
	NICE Holdings Co. Ltd.	9,918	94,191
	Nice Information & Telecommunication, Inc.	2,947	52,988
	NICE Information Service Co. Ltd.	14,058	120,774
	NICE Total Cash Management Co. Ltd.	7,593	28,949
	Nong Shim Holdings Co. Ltd.	900	46,992
	NongShim Co. Ltd.	692	205,023
	NOROO Paint & Coatings Co. Ltd.	4,323	25,951
	NOVAREX Co. Ltd.	5,053	32,878
	NPC	7,683	38,096
*	NSN Co. Ltd.	13,420	11,757
*	Nuintek Co. Ltd.	6,889	12,101
	Oceanbridge Co. Ltd.	1,416	14,522
#	OCI Co. Ltd.	7,896	706,770
	Okong Corp.	7,450	17,769
*	Omnisystem Co. Ltd.	14,815	21,228
	Openbase, Inc.	7,316	15,656
	OptoElectronics Solutions Co. Ltd.	1,981	24,311
	Orion Corp.	4,934	534,904
	Orion Holdings Corp.	12,345	153,069
*††	Osung Advanced Materials Co. Ltd.	28,148	32,685
	Ottogi Corp.	406	140,220
	Paik Kwang Industrial Co. Ltd.	13,688	69,863
	Pan Ocean Co. Ltd.	124,484	508,020
*	PANAGENE, Inc.	3,418	9,741
	Pang Rim Co. Ltd.	3,988	22,137
	Park Systems Corp.	1,317	144,321
	Partron Co. Ltd.	20,598	122,790
	Paseco Co. Ltd.	3,138	34,333
*	Pearl Abyss Corp.	1,494	48,384
	People & Technology, Inc.	6,697	271,339
	PHA Co. Ltd.	3,537	22,701
	PharmaResearch Co. Ltd.	1,521	115,266
*	PharmGen Science, Inc.	4,625	22,169
*	Pharmicell Co. Ltd.	6,363	43,291
	Philoptics Co. Ltd.	3,684	25,500
	PI Advanced Materials Co. Ltd.	5,680	139,202
	PJ Electronics Co. Ltd.	1,293	6,056
	Point Engineering Co. Ltd.	7,357	10,955
*	Polaris Office Corp.	9,317	14,849
	Poongsan Holdings Corp.	1,089	30,337
#	Posco DX Co. Ltd.	15,763	156,634
	POSCO Future M Co. Ltd.	337	84,829
	Posco M-Tech Co. Ltd.	2,492	43,108
	POSCO Steeleon Co. Ltd.	1,881	73,258
*	Power Logics Co. Ltd.	7,742	33,485
	Protec Co. Ltd.	2,854	52,524
#	PSK, Inc.	7,547	117,323
	Pulmuone Co. Ltd.	5,745	43,492
*	Q Capital Partners Co. Ltd.	69,859	20,586
	QSI Co. Ltd.	1,365	9,933
*	Rainbow Robotics	624	45,033
*	RaonSecure Co. Ltd.	7,286	12,454
*	Ray Co. Ltd./KR	802	20,057
	Rayence Co. Ltd.	1,915	16,882
	Reyon Pharmaceutical Co. Ltd.	1,169	16,298
	RFHIC Corp.	3,423	60,243

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	RFTech Co. Ltd.	16,022	$52,874
*	Robostar Co. Ltd.	1,376	33,234
	Rorze Systems Corp.	1,847	11,160
	Rsupport Co. Ltd.	6,747	19,927
*	S Net Systems, Inc.	4,714	16,574
	S&S Tech Corp.	2,702	90,785
*	S.Y. Co. Ltd.	7,085	15,730
	S-1 Corp.	5,206	227,364
	Sajo Industries Co. Ltd.	851	27,156
	Sajodaerim Corp.	1,835	36,835
*	Sajodongaone Co. Ltd.	20,377	15,781
	Sam Young Electronics Co. Ltd.	4,997	35,273
	Sam Yung Trading Co. Ltd.	6,134	61,792
	Sambo Corrugated Board Co. Ltd.	2,855	21,478
	Sambo Motors Co. Ltd.	8,689	43,331
*	Sambu Engineering & Construction Co. Ltd.	70,959	56,231
	Samchully Co. Ltd.	516	59,045
*	Samchuly Bicycle Co. Ltd.	2,321	11,966
	Samho Development Co. Ltd.	8,183	21,748
*	SAMHWA NETWORKS Co. Ltd.	9,959	26,154
	SAMHWA Paints Industrial Co. Ltd.	4,793	22,956
	Samick Musical Instruments Co. Ltd.	25,745	23,295
	Samick THK Co. Ltd.	2,406	23,872
*	Samil Pharmaceutical Co. Ltd.	2,778	16,135
	Samji Electronics Co. Ltd.	5,168	34,707
*	Samjin LND Co. Ltd.	5,897	13,213
	Samjin Pharmaceutical Co. Ltd.	1,187	20,229
*	Samkee Corp.	18,711	43,003
	Sammok S-Form Co. Ltd.	2,476	28,076
*Ω	Samsung Biologics Co. Ltd.	717	419,343
	Samsung C&T Corp.	9,329	766,137
	Samsung Card Co. Ltd.	6,778	150,996
	Samsung Climate Control Co. Ltd.	2,698	23,431
	Samsung Electro-Mechanics Co. Ltd.	15,055	1,628,126
	Samsung Electronics Co. Ltd., GDR	11,788	14,606,847
	Samsung Electronics Co. Ltd.	746,962	36,753,582
*	Samsung Engineering Co. Ltd.	31,813	694,384
	Samsung Fire & Marine Insurance Co. Ltd.	10,175	1,711,701
*	Samsung Heavy Industries Co. Ltd.	99,018	421,797
	Samsung Life Insurance Co. Ltd.	11,553	572,750
*	Samsung Pharmaceutical Co. Ltd.	10,916	22,785
	Samsung Publishing Co. Ltd.	2,890	47,615
	Samsung SDI Co. Ltd.	2,779	1,442,036
	Samsung SDS Co. Ltd.	5,294	465,494
	Samsung Securities Co. Ltd.	14,152	359,245
	SAMT Co. Ltd.	30,367	67,914
	Samwha Capacitor Co. Ltd.	2,639	81,989
	Samyang Corp.	1,532	47,526
	Samyang Foods Co. Ltd.	1,461	127,325
	Samyang Holdings Corp.	2,127	120,460
	Samyang Packaging Corp.	2,637	34,641
	Samyang Tongsang Co. Ltd.	846	31,819
	Sang-A Frontec Co. Ltd.	981	22,895
*	Sangbo Corp.	15,421	17,889
	Sangsangin Co. Ltd.	11,392	42,025
	Sangsin Energy Display Precision Co. Ltd.	3,457	59,530
	Saramin Co. Ltd.	2,279	38,903
	Satrec Initiative Co. Ltd.	829	22,670
	SAVEZONE I&C Corp.	8,459	17,317

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	SBI Investment Korea Co. Ltd.	24,785	$19,976
*	SDN Co. Ltd.	13,861	19,940
	Seah Besteel Holdings Corp.	7,225	125,470
	SeAH Holdings Corp.	419	35,720
	SeAH Steel Corp.	565	59,668
	SeAH Steel Holdings Corp.	1,326	148,499
	Sebang Co. Ltd.	6,012	81,239
	Sebang Global Battery Co. Ltd.	3,144	126,469
*	Seegene, Inc.	15,048	274,232
*	Segyung Hitech Co. Ltd.	3,272	40,086
	Sejin Heavy Industries Co. Ltd.	2,811	13,966
	Sejong Industrial Co. Ltd.	6,075	30,705
*	Sejong Telecom, Inc.	76,162	34,449
*	Sekonix Co. Ltd.	1,677	7,447
*	Selvas AI, Inc.	3,295	49,904
	Sempio Foods Co	730	16,016
*	S-Energy Co. Ltd.	6,724	14,467
	Seobu T&D	14,231	78,992
	Seohan Co. Ltd.	57,673	46,803
	Seohee Construction Co. Ltd.	59,699	56,955
*	Seojin System Co. Ltd.	6,356	76,494
	Seoul Auction Co. Ltd.	2,218	23,437
	Seoul City Gas Co. Ltd.	276	26,364
*	Seoul Food Industrial Co. Ltd.	82,907	13,345
	Seoul Semiconductor Co. Ltd.	20,492	163,685
	Seoyon Co. Ltd.	6,326	38,495
	Seoyon E-Hwa Co. Ltd.	6,625	74,081
*	Sewon E&C Co. Ltd.	105,401	20,003
	Sewoon Medical Co. Ltd.	4,473	9,053
#	SFA Engineering Corp.	6,556	195,954
#*	SFA Semicon Co. Ltd.	36,732	146,225
	S-Fuelcell Co. Ltd.	622	9,444
*	SG Corp.	28,911	10,981
	SGC e Tec E&C Co. Ltd.	1,186	20,955
	SGC Energy Co. Ltd.	4,711	103,432
	SH Energy & Chemical Co. Ltd.	52,416	30,950
	Shin Heung Energy & Electronics Co. Ltd.	1,521	54,677
	Shindaeyang Paper Co. Ltd.	9,550	60,168
	Shinhan Financial Group Co. Ltd.	98,685	2,583,622
	Shinhan Financial Group Co. Ltd., ADR	2,215	58,166
	Shinil Electronics Co. Ltd.	12,080	18,967
	Shinsegae Engineering & Construction Co. Ltd.	1,248	16,483
	Shinsegae Food Co. Ltd.	929	30,689
	Shinsegae Information & Communication Co. Ltd.	2,500	27,926
	Shinsegae International, Inc.	7,738	113,612
	Shinsegae, Inc.	2,893	446,631
	Shinsung Delta Tech Co. Ltd.	5,603	46,006
*	Shinsung E&G Co. Ltd.	55,229	82,657
*	Shinsung Tongsang Co. Ltd.	20,437	33,862
*	Shinwha Intertek Corp.	10,654	23,651
	Shinwon Corp.	22,329	23,887
	Shinyoung Securities Co. Ltd.	1,754	72,759
*	Showbox Corp.	9,860	25,637
*	Signetics Corp.	21,612	20,570
	SIGONG TECH Co. Ltd.	4,127	12,988
	Silla Co. Ltd.	2,472	19,383
	Simmtech Co. Ltd.	9,402	202,855
	SIMMTECH HOLDINGS Co. Ltd.	18,376	40,035
	SIMPAC, Inc.	9,760	40,597

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sindoh Co. Ltd.	2,207	$56,707
	Sinil Pharm Co. Ltd.	3,432	19,986
	SJ Group Co. Ltd.	1,859	19,840
*	SK Biopharmaceuticals Co. Ltd.	1,975	102,130
*	SK Bioscience Co. Ltd.	2,535	133,967
	SK Chemicals Co. Ltd.	1,510	80,653
	SK D&D Co. Ltd.	5,388	91,452
	SK Discovery Co. Ltd.	4,939	119,234
	SK Gas Ltd.	1,450	130,935
	SK Hynix, Inc.	147,658	9,934,945
*Ω	SK IE Technology Co., Ltd.	909	52,849
*	SK Innovation Co. Ltd.	19,240	2,504,061
*	SK oceanplant Co. Ltd.	4,695	69,064
	SK Rent A Car Co. Ltd.	4,337	23,943
	SK Securities Co. Ltd.	170,647	86,870
	SK Telecom Co. Ltd.	18,582	662,142
	SK Telecom Co. Ltd., Sponsored ADR	1,260	24,891
	SKC Co. Ltd.	3,631	271,192
	SL Corp.	6,764	157,595
*	SM Culture & Contents Co. Ltd.	6,924	15,320
	SM Entertainment Co. Ltd.	2,349	189,275
*	SM Life Design Group Co. Ltd.	9,541	14,898
*††	S-MAC Co. Ltd.	16,063	15,611
	SMCore, Inc.	1,609	8,333
	SNT Holdings Co. Ltd.	3,470	40,611
*	SNU Precision Co. Ltd.	11,378	32,887
	S-Oil Corp.	14,598	817,602
*	Solborn, Inc.	7,338	24,091
	Solid, Inc.	11,743	46,375
*	SOLUM Co. Ltd.	11,568	211,864
	Solus Advanced Materials Co. Ltd.	871	26,391
	Songwon Industrial Co. Ltd.	7,797	100,457
*	Sonid, Inc.	7,364	29,507
	Soosan Heavy Industries Co. Ltd.	13,720	26,322
	Soulbrain Co. Ltd.	1,275	209,766
	Soulbrain Holdings Co. Ltd.	2,191	43,774
	SPC Samlip Co. Ltd.	1,112	60,432
	SPG Co. Ltd.	2,271	45,804
	Spigen Korea Co. Ltd.	1,896	44,780
	ST Pharm Co. Ltd.	1,354	80,228
	STIC Investments, Inc.	15,251	72,484
*	Straffic Co. Ltd.	5,984	18,675
*	Studio Dragon Corp.	2,751	136,529
*	STX Heavy Industries Co. Ltd.	4,552	18,369
	Sugentech, Inc.	7,423	45,486
	Suheung Co. Ltd.	2,902	61,886
#	Sun Kwang Co. Ltd.	723	22,304
	Sung Kwang Bend Co. Ltd.	7,865	72,205
*	Sungchang Enterprise Holdings Ltd.	19,774	28,883
#	Sungwoo Hitech Co. Ltd.	25,725	164,063
	Sunjin Co. Ltd.	6,600	40,791
*	Sunny Electronics Corp.	17,982	29,186
*	Suprema, Inc.	1,914	31,173
	SurplusGLOBAL, Inc.	4,779	13,455
	SV Investment Corp.	9,883	16,230
*	Synergy Innovation Co. Ltd.	8,081	18,160
*	Synopex, Inc.	31,414	64,248
	Systems Technology, Inc.	5,757	50,337
	T&L Co. Ltd.	582	19,938

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Tae Kyung Industrial Co. Ltd.	6,615	$39,169
	Taekwang Industrial Co. Ltd.	146	76,210
	Taekyung BK Co. Ltd.	5,361	28,970
*††	Taewoong Co. Ltd.	3,088	30,649
	Taeyoung Engineering & Construction Co. Ltd.	11,082	31,699
*	Taihan Electric Wire Co. Ltd.	26,231	29,241
*	Taihan Fiberoptics Co. Ltd.	11,246	16,253
*	Taihan Textile Co. Ltd.	662	26,076
	Tailim Packaging Co. Ltd.	8,783	17,242
	TCC Steel	5,428	160,032
	TechWing, Inc.	15,759	81,037
*	Telcon RF Pharmaceutical, Inc.	11,905	9,459
	Telechips, Inc.	5,150	64,942
*	TERA SCIENCE Co. Ltd.	12,314	35,487
	TES Co. Ltd.	5,610	90,505
*	Thinkware Systems Corp.	2,170	21,744
*	TK Chemical Corp.	6,958	13,503
	TK Corp.	8,069	107,504
	TKG Huchems Co. Ltd.	7,658	130,659
	TLB Co. Ltd.	1,480	21,927
	Tokai Carbon Korea Co. Ltd.	2,058	154,018
*	Tongyang Life Insurance Co. Ltd.	24,537	72,550
	Tongyang, Inc.	72,698	57,617
*	Top Engineering Co. Ltd.	5,710	21,663
	Toptec Co. Ltd.	7,336	48,389
	Tovis Co. Ltd.	6,399	50,762
	Tplex Co. Ltd.	6,418	19,554
	TS Corp.	19,785	51,121
*	TS Nexgen Co. Ltd.	20,719	13,155
	TSE Co. Ltd.	1,426	40,840
*	Tuksu Construction Co. Ltd.	3,773	21,911
	TY Holdings Co. Ltd.	10,953	88,668
	TYM Corp.	53,055	98,705
	UBCare Co. Ltd.	6,063	25,492
	Ubiquoss Holdings, Inc.	2,043	20,216
	Ubiquoss, Inc.	2,176	20,905
*	Ubivelox, Inc.	959	8,635
	Uju Electronics Co. Ltd.	3,176	29,444
	Uni-Chem Co. Ltd.	34,961	40,755
	Unick Corp.	5,333	22,411
*	Unid Btplus Co. Ltd.	3,171	22,560
	Unid Co. Ltd.	2,411	117,321
	Union Materials Corp.	5,948	18,971
	Union Semiconductor Equipment & Materials Co. Ltd.	11,469	66,019
	Uniquest Corp.	7,226	52,871
*	Unison Co. Ltd.	14,537	17,282
*	Unitekno Co. Ltd.	2,767	9,227
*	UniTest, Inc.	2,184	19,943
*	UTI, Inc.	1,284	21,496
	Value Added Technology Co. Ltd.	2,860	82,598
*	Very Good Tour Co. Ltd.	2,162	15,921
	Viatron Technologies, Inc.	4,608	34,510
*	VICTEK Co. Ltd.	4,914	18,846
*	Vidente Co. Ltd.	19,231	47,704
	Vieworks Co. Ltd.	2,184	55,980
*	Vina Tech Co. Ltd.	559	29,160
	Visang Education, Inc.	4,557	19,211
	Vitzro Tech Co. Ltd.	4,197	23,318
	Vitzrocell Co. Ltd.	3,241	43,094

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Vivozon Pharmaceutical Co.Ltd.	16,942	$11,149
*	VT GMP Co. Ltd.	7,135	31,192
*	Webcash Corp.	2,311	24,266
	Webzen, Inc.	8,005	91,388
*	Welcron Co. Ltd.	5,529	11,362
*	Wellbiotec Co. Ltd.	12,974	13,454
	Wemade Co. Ltd.	577	24,181
	Whanin Pharmaceutical Co. Ltd.	4,503	54,467
	Wiable Corp.	6,413	10,360
*	WillBes & Co.	38,081	17,056
	Winix, Inc.	3,182	23,782
*	Winpac, Inc.	9,832	10,751
	Wins Co. Ltd.	2,738	25,644
	WiSoL Co. Ltd.	10,907	52,958
*	WIZIT Co. Ltd.	46,770	26,222
*	WONIK CUBE Corp.	13,425	18,766
*	Wonik Holdings Co. Ltd.	21,371	57,009
	WONIK IPS Co. Ltd.	5,111	117,040
	Wonik Materials Co. Ltd.	2,746	54,529
	Wonik QnC Corp.	6,335	115,959
	Woojin, Inc.	3,958	25,616
*	Woongjin Co. Ltd.	23,540	26,298
	Woongjin Thinkbig Co. Ltd.	27,380	63,550
*	Wooree Bio Co. Ltd.	19,822	40,527
#	Woori Financial Group, Inc., Sponsored ADR	291	7,738
	Woori Financial Group, Inc.	150,693	1,325,382
	Woori Investment Bank Co. Ltd.	193,477	109,469
*	Woori Technology Investment Co. Ltd.	20,266	62,179
*	Woori Technology, Inc.	17,387	20,032
	Woorison F&G Co. Ltd.	18,507	25,230
	Woory Industrial Co. Ltd.	2,406	30,770
*	Woosu AMS Co. Ltd.	5,550	12,846
	Worldex Industry & Trading Co. Ltd.	3,984	65,982
#*	Wysiwyg Studios Co. Ltd.	2,423	32,044
	Y G-1 Co. Ltd.	10,757	52,658
*	YAS Co. Ltd.	1,977	17,525
	Y-entec Co. Ltd.	7,276	43,034
	Yesco Holdings Co. Ltd.	755	18,670
*	Yest Co. Ltd.	2,384	18,015
	YG Entertainment, Inc.	1,286	58,918
*	YG PLUS	3,947	15,082
*	YIK Corp.	8,752	25,012
	YMC Co. Ltd.	3,514	16,243
*	YMT Co. Ltd.	2,063	18,844
*	Yonwoo Co. Ltd.	1,485	17,948
	Yoosung Enterprise Co. Ltd.	10,361	22,506
	Youlchon Chemical Co. Ltd.	983	28,456
	Young Poong Corp.	182	77,758
	Young Poong Paper Manufacturing Co. Ltd.	3,982	53,351
	Young Poong Precision Corp.	4,334	40,696
	Youngone Corp.	10,751	355,820
	Youngone Holdings Co. Ltd.	3,354	162,463
*	YoungWoo DSP Co. Ltd.	13,510	13,077
	Yuanta Securities Korea Co. Ltd.	49,301	97,014
	YuHwa Securities Co. Ltd.	13,635	23,594
*	Yujin Robot Co. Ltd.	4,759	20,506
*	Yungjin Pharmaceutical Co. Ltd.	9,902	21,882
	Yuyu Pharma, Inc.	4,743	21,375
	Zeus Co. Ltd.	3,147	66,703

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Zinus, Inc.	5,569	$119,324

TOTAL SOUTH KOREA			191,617,855

TAIWAN — (19.0%)
	104 Corp.	3,000	20,699
	91APP, Inc.	8,000	37,992
	ABC Taiwan Electronics Corp.	22,000	20,590
	Abico Avy Co. Ltd.	64,054	43,425
	Ability Enterprise Co. Ltd.	114,508	75,904
*	Ability Opto-Electronics Technology Co. Ltd.	19,528	58,458
#	AcBel Polytech, Inc.	183,685	253,870
	Accton Technology Corp.	113,858	1,112,267
	Acer, Inc.	849,287	837,749
	ACES Electronic Co. Ltd.	60,117	59,137
*	Acon Holding, Inc.	71,475	27,101
	Acter Group Corp. Ltd.	40,534	179,051
	Action Electronics Co. Ltd.	103,000	50,225
	ADATA Technology Co. Ltd.	64,605	158,551
	Addcn Technology Co. Ltd.	7,830	51,800
	Adlink Technology, Inc.	6,000	11,713
	Advanced Ceramic X Corp.	21,000	142,262
#	Advanced Energy Solution Holding Co. Ltd.	4,000	89,862
#	Advanced International Multitech Co. Ltd.	57,000	168,124
	Advanced Optoelectronic Technology, Inc.	49,000	30,273
#	Advanced Power Electronics Corp.	29,000	98,605
	Advancetek Enterprise Co. Ltd.	122,908	129,409
	Advantech Co. Ltd.	39,058	472,910
	AEON Motor Co. Ltd.	22,000	27,206
	AGV Products Corp.	230,172	82,551
*	Airmate Cayman International Co. Ltd.	17,678	10,605
#	Airtac International Group.	13,382	485,693
	Alchip Technologies Ltd.	11,000	427,183
	Alcor Micro Corp.	27,000	28,095
	Alexander Marine Co. Ltd.	6,000	92,407
*	ALI Corp.	97,632	62,731
	All Ring Tech Co. Ltd.	33,000	66,127
#	Allied Circuit Co. Ltd.	15,000	76,517
	Allied Supreme Corp.	11,000	101,131
	Allis Electric Co. Ltd.	75,349	119,527
	Alltek Technology Corp.	71,813	97,469
	Alltop Technology Co. Ltd.	17,751	77,786
	Alpha Networks, Inc.	91,272	105,506
#	Altek Corp.	110,727	120,743
	Amazing Microelectronic Corp.	35,144	121,886
*	Ambassador Hotel	110,000	136,739
	AMICCOM Electronics Corp.	16,000	15,267
	AMPACS Corp.	13,000	25,170
	Ampire Co. Ltd.	42,000	52,527
	Ample Electronic Technology Co. Ltd.	9,000	21,768
	AMPOC Far-East Co. Ltd.	46,000	79,856
	AmTRAN Technology Co. Ltd.	372,115	139,046
#	Anji Technology Co. Ltd.	17,000	30,158
	Anpec Electronics Corp.	26,317	146,054
	Apac Opto Electronics, Inc.	36,000	42,112
	Apacer Technology, Inc.	40,506	67,991
	APAQ Technology Co. Ltd.	24,422	41,211
	APCB, Inc.	77,000	43,533
	Apex Biotechnology Corp.	48,477	43,594
	Apex International Co. Ltd.	81,868	147,414

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Apex Science & Engineering	68,848	$25,215
	Apogee Optocom Co. Ltd.	10,000	19,813
	Arcadyan Technology Corp.	71,755	235,595
	Ardentec Corp.	287,411	507,045
	Argosy Research, Inc.	27,558	92,242
#	ASE Technology Holding Co. Ltd., ADR	88,084	604,258
	ASE Technology Holding Co. Ltd.	802,089	2,636,907
	Asia Cement Corp.	593,696	850,334
	Asia Electronic Material Co. Ltd.	44,000	23,389
	Asia Optical Co., Inc.	98,000	205,125
*	Asia Plastic Recycling Holding Ltd.	120,857	28,172
	Asia Polymer Corp.	198,385	178,242
	Asia Tech Image, Inc.	26,000	57,617
#	Asia Vital Components Co. Ltd.	169,422	871,729
	ASIX Electronics Corp.	8,000	33,050
	ASMedia Technology, Inc.	1,312	48,791
	ASolid Technology Co. Ltd.	17,000	54,783
	ASPEED Technology, Inc.	7,258	621,508
#	ASROCK, Inc.	23,000	101,954
	Asustek Computer, Inc.	131,996	1,216,601
	Aten International Co. Ltd.	45,000	125,680
	Audix Corp.	42,800	79,371
	AUO Corp.	1,906,400	1,058,809
	AUO Corp., ADR	15,886	90,549
	AURAS Technology Co. Ltd.	24,000	194,797
	Aurona Industries, Inc.	42,000	28,706
	Aurora Corp.	23,585	61,595
	Aurotek Corp.	13,000	12,636
	Avalue Technology, Inc.	19,000	68,782
	Aver Information, Inc.	20,000	28,202
	Avermedia Technologies	20,000	15,102
	Awea Mechantronic Co. Ltd.	13,230	14,170
	Axiomtek Co. Ltd.	24,000	58,862
*	Azurewave Technologies, Inc.	65,000	49,387
	Bafang Yunji International Co. Ltd.	13,000	76,261
	Bank of Kaohsiung Co. Ltd.	228,121	91,436
	Baolong International Co. Ltd.	45,000	23,906
	Basso Industry Corp.	69,000	94,440
	BenQ Materials Corp.	83,000	102,939
#	BES Engineering Corp.	647,000	220,255
	Bin Chuan Enterprise Co. Ltd.	53,650	41,853
	Biostar Microtech International Corp.	54,000	27,185
	Bioteque Corp.	32,010	118,970
	Bon Fame Co. Ltd.	7,000	16,132
	Brave C&H Supply Co. Ltd.	9,000	31,877
	Bright Led Electronics Corp.	47,100	28,497
	Brighten Optix Corp.	2,000	15,692
	Brighton-Best International Taiwan, Inc.	204,331	236,109
	Brillian Network & Automation Integrated System Co. Ltd.	7,000	31,005
	Browave Corp.	30,000	53,407
	C Sun Manufacturing Ltd.	72,062	112,025
*	Calin Technology Co. Ltd.	8,000	12,163
*	Cameo Communications, Inc.	95,044	42,354
	Capital Futures Corp.	43,629	61,655
	Capital Securities Corp.	773,902	345,758
*	Career Technology MFG. Co. Ltd.	239,126	181,100
	Carnival Industrial Corp.	71,499	33,565
	Castles Technology Co. Ltd.	37,064	99,210
	Caswell, Inc.	18,000	58,190

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Catcher Technology Co. Ltd.	181,509	$1,070,743
	Cathay Chemical Works	17,000	16,353
	Cathay Financial Holding Co. Ltd.	1,677,178	2,323,529
	Cathay Real Estate Development Co. Ltd.	278,300	153,243
	Cayman Engley Industrial Co. Ltd.	18,785	43,822
	Celxpert Energy Corp.	37,000	40,688
	Center Laboratories, Inc.	210,115	348,054
	Central Reinsurance Co. Ltd.	163,873	97,087
	Chailease Holding Co. Ltd.	264,789	1,928,492
	Chain Chon Industrial Co. Ltd.	88,516	46,417
*	ChainQui Construction Development Co. Ltd.	41,171	20,316
	Champion Building Materials Co. Ltd.	117,000	35,471
#	Champion Microelectronic Corp.	21,600	41,346
	Chang Hwa Commercial Bank Ltd.	1,030,561	597,635
	Chang Wah Electromaterials, Inc.	148,240	161,029
#	Chang Wah Technology Co. Ltd.	117,500	162,202
	Channel Well Technology Co. Ltd.	94,000	166,628
	Chant SInc.ere Co. Ltd.	18,000	43,703
	Charoen Pokphand Enterprise	65,676	192,542
	CHC Healthcare Group.	49,000	109,363
	CHC Resources Corp.	29,379	47,816
	Chen Full International Co. Ltd.	46,000	67,856
	Chenbro Micom Co. Ltd.	27,000	73,324
	Cheng Loong Corp.	404,480	412,459
	Cheng Mei Materials Technology Corp.	238,153	92,877
	Cheng Shin Rubber Industry Co. Ltd.	636,808	784,794
	Cheng Uei Precision Industry Co. Ltd.	202,159	276,299
*	Chenming Electronic Technology Corp.	43,000	31,541
	Chia Chang Co. Ltd.	52,000	63,448
#	Chia Hsin Cement Corp.	214,000	139,881
	Chian Hsing Forging Industrial Co. Ltd.	24,200	27,375
	Chicony Electronics Co. Ltd.	190,350	601,427
#	Chicony Power Technology Co. Ltd.	73,731	205,516
	Chief Telecom, Inc.	9,000	109,933
	Chieftek Precision Co. Ltd.	31,075	77,213
	Chien Kuo Construction Co. Ltd.	80,540	34,095
	Chien Shing Harbour Service Co. Ltd.	31,000	50,071
	Chime Ball Technology Co. Ltd.	10,565	13,312
	China Airlines Ltd.	1,353,062	839,382
	China Bills Finance Corp.	351,000	172,557
	China Chemical & Pharmaceutical Co. Ltd.	121,000	107,897
	China Development Financial Holding Corp.	2,886,999	1,234,493
	China Ecotek Corp.	10,000	17,360
	China Electric Manufacturing Corp.	127,170	73,483
	China Fineblanking Technology Co. Ltd.	14,604	16,062
	China General Plastics Corp.	204,602	167,079
	China Glaze Co. Ltd.	60,680	31,863
*	China Man-Made Fiber Corp.	585,965	159,859
	China Metal Products.	143,190	160,542
	China Motor Corp.	114,600	295,172
	China Petrochemical Development Corp.	1,777,033	585,247
	China Steel Chemical Corp.	67,227	252,113
	China Steel Corp.	2,257,940	2,141,510
	China Wire & Cable Co. Ltd.	36,120	31,228
	Chinese Maritime Transport Ltd.	35,120	46,655
	Ching Feng Home Fashions Co. Ltd.	58,000	37,025
	Chin-Poon Industrial Co. Ltd.	192,113	201,513
	Chipbond Technology Corp.	368,000	790,200
	ChipMOS Technologies, Inc.	313,594	378,831

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	ChipMOS Technologies, Inc., ADR	3,460	$82,821
	Chlitina Holding Ltd.	25,000	178,439
	Chong Hong Construction Co. Ltd.	97,361	253,265
	Chroma ATE, Inc.	65,466	406,393
	Chun YU Works & Co. Ltd.	66,150	59,026
	Chun Yuan Steel Industry Co. Ltd.	243,999	129,318
	Chung Hsin Electric & Machinery Manufacturing Corp.	205,000	679,652
	Chung Hung Steel Corp.	397,889	318,231
#	Chung Hwa Chemical Industrial Works Ltd.	44,000	58,690
	Chung Hwa Food Industrial Co. Ltd.	16,700	57,644
	Chung Hwa Pulp Corp.	196,246	156,910
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	20,000	62,278
	Chunghwa Precision Test Tech Co. Ltd.	9,000	141,730
	Chunghwa Telecom Co. Ltd., Sponsored ADR	14,302	589,528
	Chunghwa Telecom Co. Ltd.	255,800	1,058,458
	Cleanaway Co. Ltd.	34,000	208,126
	Clevo Co.	175,869	174,594
	CMC Magnetics Corp.	482,132	126,591
	C-Media Electronics, Inc.	24,000	34,593
	CoAsia Electronics Corp.	39,975	14,991
	Collins Co. Ltd.	30,000	16,846
	Compal Broadband Networks, Inc.	11,000	10,150
	Compal Electronics, Inc.	1,182,086	922,498
#	Compeq Manufacturing Co. Ltd.	653,000	919,880
	Compucase Enterprise	38,000	62,678
	Concord International Securities Co. Ltd.	51,940	26,468
	Concord Securities Co. Ltd.	229,912	82,456
	Continental Holdings Corp.	188,250	191,430
	Contrel Technology Co. Ltd.	70,000	44,275
	Coremax Corp.	30,852	94,042
	Coretronic Corp.	171,600	419,193
#	Co-Tech Development Corp.	97,541	174,658
	Cowealth Medical Holding Co. Ltd.	27,216	25,025
	Coxon Precise Industrial Co. Ltd.	33,000	15,121
	Creative Sensor, Inc.	30,000	29,419
	Crowell Development Corp.	58,000	46,343
	CTBC Financial Holding Co. Ltd.	3,803,612	2,803,788
	CTCI Corp.	256,555	355,213
	CviLux Corp.	40,902	49,473
	CX Technology Co. Ltd.	33,750	26,249
	CyberPower Systems, Inc.	24,000	96,333
#	CyberTAN Technology, Inc.	144,576	107,742
	Cypress Technology Co. Ltd.	19,048	37,211
	Cystech Electronics Corp.	8,400	22,641
	DA CIN Construction Co. Ltd.	139,000	139,651
	Dadi Early-Childhood Education Group Ltd.	6,825	24,501
	Dafeng TV Ltd.	28,396	46,409
	Da-Li Development Co. Ltd.	193,161	198,724
	Darfon Electronics Corp.	117,000	167,422
*	Darwin Precisions Corp.	202,000	67,604
	Daxin Materials Corp.	28,000	81,861
	De Licacy Industrial Co. Ltd.	131,458	65,522
	Delpha Construction Co. Ltd.	157,000	112,963
	Delta Electronics, Inc.	136,940	1,341,460
#	Depo Auto Parts Ind Co. Ltd.	65,000	206,952
	DFI, Inc.	14,000	31,174
	Dimerco Data System Corp.	24,884	81,016
	Dimerco Express Corp.	76,800	216,864
	D-Link Corp.	255,136	147,038

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Donpon Precision, Inc.	26,000	$23,337
	Dr Wu Skincare Co. Ltd.	5,000	23,578
	Draytek Corp.	26,000	22,454
	Dyaco International, Inc.	33,880	46,942
	Dynamic Holding Co. Ltd.	141,382	112,718
	Dynapack International Technology Corp.	70,000	173,712
#	E & R Engineering Corp.	34,535	57,474
	E Ink Holdings, Inc.	147,000	915,827
	E.Sun Financial Holding Co. Ltd.	1,717,197	1,396,512
	Eastern Media International Corp.	237,265	147,620
	Eclat Textile Co. Ltd.	35,279	561,819
#*	Edimax Technology Co. Ltd.	86,000	45,273
	Edison Opto Corp.	56,789	42,749
	Edom Technology Co. Ltd.	88,615	79,927
	eGalax_eMPIA Technology, Inc.	30,467	64,864
	Egis Technology, Inc.	29,000	80,549
	Elan Microelectronics Corp.	137,959	424,933
#*	E-Lead Electronic Co. Ltd.	16,176	38,438
	E-LIFE MALL Corp.	35,000	95,107
	Elite Advanced Laser Corp.	71,928	86,589
	Elite Material Co. Ltd.	62,909	336,493
	Elite Semiconductor Microelectronics Technology, Inc.	115,000	304,961
#	Elitegroup Computer Systems Co. Ltd.	162,235	131,270
	eMemory Technology, Inc.	17,000	1,016,459
	Emerging Display Technologies Corp.	62,000	60,297
	Ennoconn Corp.	34,915	285,689
	Ennostar, Inc.	318,227	518,983
	EnTie Commercial Bank Co. Ltd.	218,500	107,100
	Epileds Technologies, Inc.	43,000	22,661
	Episil Technologies, Inc.	44,000	112,118
	Episil-Precision, Inc.	48,078	99,111
	Eris Technology Corp.	5,000	49,167
	Eson Precision Ind Co. Ltd.	36,000	76,889
	Eternal Materials Co. Ltd.	411,321	433,712
	Eurocharm Holdings Co. Ltd.	13,000	75,336
	Eva Airways Corp.	981,990	861,109
	Ever Supreme Bio Technology Co. Ltd.	6,000	41,728
*	Everest Textile Co. Ltd.	211,837	53,994
	Evergreen International Storage & Transport Corp.	265,000	234,239
	Evergreen Marine Corp. Taiwan Ltd.	363,342	1,918,995
	Evergreen Steel Corp.	75,000	144,221
	Everlight Electronics Co. Ltd.	212,149	276,406
	Everspring Industry Co. Ltd.	109,700	44,373
	Excel Cell Electronic Co. Ltd.	40,000	35,264
	Excellence Opto, Inc.	32,000	35,063
	Excelliance Mos Corp.	14,000	58,292
	Excelsior Medical Co. Ltd.	50,606	143,943
	EZconn Corp.	13,250	21,749
	Far Eastern Department Stores Ltd.	445,370	324,862
	Far Eastern International Bank.	1,022,715	373,179
	Far Eastern New Century Corp.	1,037,560	1,078,523
	Far EasTone Telecommunications Co. Ltd.	366,000	940,388
#	Faraday Technology Corp.	84,000	451,879
	Farcent Enterprise Co. Ltd.	11,000	20,657
	Farglory F T Z Investment Holding Co. Ltd.	55,777	131,567
	Farglory Land Development Co. Ltd.	145,442	290,821
	Feedback Technology Corp.	15,400	53,759
	Feng Hsin Steel Co. Ltd.	212,550	470,795
	Feng TAY Enterprise Co. Ltd.	107,380	668,044

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	FineTek Co. Ltd.	12,210	$37,848
	Firich Enterprises Co. Ltd.	14,947	13,973
	First Financial Holding Co. Ltd.	1,463,982	1,293,111
	First Hi-Tec Enterprise Co. Ltd.	42,709	91,213
	First Hotel	107,746	52,630
	First Insurance Co. Ltd.	103,606	52,951
*	First Steamship Co. Ltd.	341,425	102,415
	FIT Holding Co. Ltd.	72,000	89,829
	Fitipower Integrated Technology, Inc.	70,000	362,266
	Fittech Co. Ltd.	28,000	79,333
#	FLEXium Interconnect, Inc.	196,001	604,166
	Flytech Technology Co. Ltd.	48,373	111,532
	FocalTech Systems Co. Ltd.	30,963	80,220
	FOCI Fiber Optic Communications, Inc.	34,000	42,978
	Forcecon Tech Co. Ltd.	29,006	64,934
	Forest Water Environment Engineering Co. Ltd.	23,183	22,548
	Formosa Advanced Technologies Co. Ltd.	93,000	131,444
	Formosa Chemicals & Fibre Corp.	609,378	1,367,561
	Formosa International Hotels Corp.	22,905	205,789
	Formosa Oilseed Processing Co. Ltd.	28,000	54,821
	Formosa Optical Technology Co. Ltd.	22,000	46,904
	Formosa Petrochemical Corp.	71,000	200,879
	Formosa Plastics Corp.	213,134	652,002
	Formosa Sumco Technology Corp.	19,000	92,743
	Formosa Taffeta Co. Ltd.	332,000	306,121
	Formosan Rubber Group, Inc.	101,720	72,580
	Formosan Union Chemical.	148,847	129,145
	Forward Electronics Co. Ltd.	33,000	30,523
	Founding Construction & Development Co. Ltd.	77,460	46,817
	Foxconn Technology Co. Ltd.	236,536	415,913
	Foxsemicon Integrated Technology, Inc.	35,562	217,229
#	Franbo Lines Corp.	55,754	34,417
	Froch Enterprise Co. Ltd.	108,713	78,661
	FSP Technology, Inc.	67,886	110,377
	Fu Chun Shin Machinery Manufacture Co. Ltd.	67,820	37,834
	Fubon Financial Holding Co. Ltd.	1,300,910	2,505,422
#	Fulgent Sun International Holding Co. Ltd.	74,898	300,654
	Fullerton Technology Co. Ltd.	51,000	31,800
	Fulltech Fiber Glass Corp.	175,349	67,228
	Fusheng Precision Co. Ltd.	39,000	274,624
	Fwusow Industry Co. Ltd.	104,756	72,560
	G Shank Enterprise Co. Ltd.	62,382	107,603
	Gallant Precision Machining Co. Ltd.	47,000	43,555
	Gamania Digital Entertainment Co. Ltd.	56,000	134,684
*	GCS Holdings, Inc.	41,000	44,437
	GEM Services, Inc.	23,670	56,266
	Gemtek Technology Corp.	188,574	190,732
	General Interface Solution Holding Ltd.	130,000	337,285
	General Plastic Industrial Co. Ltd.	34,384	37,670
	Generalplus Technology, Inc.	25,000	45,489
	GeneReach Biotechnology Corp.	14,460	27,333
	Genesys Logic, Inc.	20,000	70,584
	Genius Electronic Optical Co. Ltd.	42,979	521,547
	Genovate Biotechnology Co. Ltd.	35,420	33,826
	GeoVision, Inc.	37,264	45,363
	Getac Holdings Corp.	228,000	437,321
	GFC Ltd.	27,500	66,321
	Giant Manufacturing Co. Ltd.	75,944	455,544
*	Giantplus Technology Co. Ltd.	140,000	62,381

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Gigabyte Technology Co. Ltd.	167,000	$715,106
*	Gigasolar Materials Corp.	19,897	68,280
*	Gigastorage Corp.	106,000	66,005
	Global Brands Manufacture Ltd.	155,172	171,245
	Global Lighting Technologies, Inc.	42,000	75,792
	Global Mixed Mode Technology, Inc.	39,000	230,800
	Global PMX Co. Ltd.	23,000	105,205
#	Global Unichip Corp.	22,000	717,743
	Globalwafers Co. Ltd.	79,000	1,241,582
*	Globe Union Industrial Corp.	127,298	60,132
	Gloria Material Technology Corp.	210,708	404,703
*	Glotech Industrial Corp.	59,000	28,267
	GMI Technology, Inc.	63,970	44,356
	Gold Circuit Electronics Ltd.	174,836	563,224
	Goldsun Building Materials Co. Ltd.	155,735	142,145
	Good Way Technology Co. Ltd.	11,000	15,596
	Good Will Instrument Co. Ltd.	29,859	34,537
	Gourmet Master Co. Ltd.	56,052	284,368
	Grand Fortune Securities Co. Ltd.	109,000	41,654
#	Grand Pacific Petrochemical	437,000	288,659
	Grand Process Technology Corp.	10,000	109,061
	GrandTech CG Systems, Inc.	24,915	56,910
	Grape King Bio Ltd.	59,000	351,749
	Great China Metal Industry	78,000	64,226
	Great Taipei Gas Co. Ltd.	115,000	118,784
	Great Tree Pharmacy Co. Ltd.	16,440	216,891
	Great Wall Enterprise Co. Ltd.	248,448	415,482
	Greatek Electronics, Inc.	162,000	284,735
*††	Green Energy Technology, Inc.	181,537	0
	Group Up Industrial Co. Ltd.	18,000	66,032
	GTM Holdings Corp.	63,000	58,694
	Gudeng Precision Industrial Co. Ltd.	9,000	102,589
	Hai Kwang Enterprise Corp.	29,000	19,342
	Hannstar Board Corp.	186,734	231,371
*	HannStar Display Corp.	797,000	317,767
	HannsTouch Solution, Inc.	281,781	92,387
	Hanpin Electron Co. Ltd.	26,000	25,806
	Harmony Electronics Corp.	18,000	18,125
	Harvatek Corp.	66,052	55,107
	Heran Co. Ltd.	16,000	56,827
	Hi-Clearance, Inc.	13,707	64,496
	Highlight Tech Corp.	42,136	74,405
*	High-Tek Harness Enterprise Co. Ltd.	47,000	27,355
	Highwealth Construction Corp.	229,613	314,475
	Hi-Lai Foods Co. Ltd.	5,000	23,869
	HIM International Music, Inc.	13,190	38,801
	Hiroca Holdings Ltd.	20,728	29,903
	Hitron Technology, Inc.	66,799	56,736
	Hiwin Mikrosystem Corp.	16,000	39,612
	Hiwin Technologies Corp.	83,380	640,458
	Hiyes International Co. Ltd.	13,000	28,686
#	Ho Tung Chemical Corp.	465,035	141,081
#	Hocheng Corp.	112,586	102,345
	Holiday Entertainment Co. Ltd.	18,600	41,054
	Holtek Semiconductor, Inc.	91,000	204,054
	Holy Stone Enterprise Co. Ltd.	70,000	232,726
	Hon Hai Precision Industry Co. Ltd.	1,516,599	5,167,884
	Hon Hai Precision Industry Co. Ltd.,GDR	31,988	219,571
*	Hong Pu Real Estate Development Co. Ltd.	80,609	64,299

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hong TAI Electric Industrial	102,000	$69,051
	Hong YI Fiber Industry Co.	68,000	39,073
	Horizon Securities Co. Ltd.	166,420	52,422
	Hota Industrial Manufacturing Co. Ltd.	47,000	108,242
	Hotai Finance Co. Ltd.	56,000	241,801
	Hotai Motor Co. Ltd.	11,000	237,112
*	Hotron Precision Electronic Industrial Co. Ltd.	31,333	38,652
	Hsin Kuang Steel Co. Ltd.	117,788	187,760
	Hsin Yung Chien Co. Ltd.	18,364	59,808
	Hsing TA Cement Co.	68,000	39,404
*	HTC Corp.	147,000	272,831
#	Hu Lane Associate, Inc.	31,679	141,882
	HUA ENG Wire & Cable Co. Ltd.	119,000	63,683
	Hua Jung Components Co. Ltd.	70,000	30,461
	Hua Nan Financial Holdings Co. Ltd.	1,196,693	854,552
	Huaku Development Co. Ltd.	128,465	395,984
	Huang Hsiang Construction Corp.	56,000	84,772
	Huikwang Corp.	22,000	27,850
	Hung Ching Development & Construction Co. Ltd.	75,000	54,383
#	Hung Sheng Construction Ltd.	175,200	130,066
	Huxen Corp.	28,000	48,475
	Hwa Fong Rubber Industrial Co. Ltd.	76,849	35,804
#	Hwacom Systems, Inc.	64,000	51,097
	Hycon Technology Corp.	11,200	19,883
	IBF Financial Holdings Co. Ltd.	1,172,652	471,270
	IC Plus Corp.	15,000	22,565
	Ichia Technologies, Inc.	118,897	109,966
	I-Chiun Precision Industry Co. Ltd.	71,228	68,641
*	Ideal Bike Corp.	55,000	21,636
	IEI Integration Corp.	62,680	161,770
	Infortrend Technology, Inc.	110,798	98,369
	Info-Tek Corp.	37,000	65,881
	Innodisk Corp.	36,559	356,270
#	Innolux Corp.	2,514,712	1,101,646
	Inpaq Technology Co. Ltd.	31,750	58,742
	Insyde Software Corp.	11,000	45,565
	Intai Technology Corp.	11,800	50,093
	Integrated Service Technology, Inc.	48,345	131,220
	IntelliEPI, Inc.	9,000	19,580
	Interactive Digital Technologies, Inc.	5,000	11,379
	International CSRC Investment Holdings Co.	345,400	225,170
	International Games System Co. Ltd.	42,000	733,506
	Inventec Corp.	515,181	555,697
	Iron Force Industrial Co. Ltd.	18,000	48,158
	I-Sheng Electric Wire & Cable Co. Ltd.	57,000	85,258
	ITE Technology, Inc.	82,202	237,500
	ITEQ Corp.	124,628	284,549
	Jarllytec Co. Ltd.	29,000	67,087
	Jean Co. Ltd.	53,605	28,550
	Jentech Precision Industrial Co. Ltd.	13,498	200,736
	Jess-Link Products Co. Ltd.	34,875	60,301
	Jetway Information Co. Ltd.	38,000	43,264
	Jetwell Computer Co. Ltd.	10,000	21,995
	Jia Wei Lifestyle, Inc.	27,592	60,721
	Jih Lin Technology Co. Ltd.	24,000	61,482
	Jiin Yeeh Ding Enterprise Co. Ltd.	22,400	30,356
	Jinan Acetate Chemical Co. Ltd.	5,270	80,965
*	Jinli Group Holdings Ltd.	81,159	27,495
	JMC Electronics Co. Ltd.	14,000	15,992

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Jochu Technology Co. Ltd.	16,000	$11,188
	Joinsoon Electronics Manufacturing Co. Ltd.	21,000	14,654
	Jourdeness Group Ltd.	21,000	63,878
	K Laser Technology, Inc.	71,000	55,308
	Kaimei Electronic Corp.	40,587	91,572
	Kaori Heat Treatment Co. Ltd.	18,983	123,160
	Kaulin Manufacturing Co. Ltd.	53,000	24,866
	Kedge Construction Co. Ltd.	35,200	81,439
	Keding Enterprises Co. Ltd.	15,000	62,978
	KEE TAI Properties Co. Ltd.	189,226	82,903
	Kenda Rubber Industrial Co. Ltd.	276,236	280,899
	Kenmec Mechanical Engineering Co. Ltd.	83,000	86,005
	Kerry TJ Logistics Co. Ltd.	100,000	125,151
#*	Key Ware Electronics Co. Ltd.	83,994	30,653
	Keystone Microtech Corp.	9,000	56,794
	Kindom Development Co. Ltd.	213,700	206,829
	King Chou Marine Technology Co. Ltd.	33,660	44,689
	King Slide Works Co. Ltd.	26,050	350,851
	King Yuan Electronics Co. Ltd.	572,529	878,688
	King’s Town Bank Co. Ltd.	389,000	446,562
*	King’s Town Construction Co. Ltd.	41,348	43,094
#	Kinik Co.	51,000	184,348
	Kinko Optical Co. Ltd.	61,769	63,654
	Kinpo Electronics	577,028	247,772
#	Kinsus Interconnect Technology Corp.	145,009	524,858
	KMC Kuei Meng International, Inc.	29,761	140,645
#	KNH Enterprise Co. Ltd.	86,000	50,854
	Ko Ja Cayman Co. Ltd.	20,000	31,341
#	KS Terminals, Inc.	70,760	175,474
	Kung Long Batteries Industrial Co. Ltd.	30,000	140,663
*	Kung Sing Engineering Corp.	254,404	65,747
	Kuo Toong International Co. Ltd.	83,625	76,146
*	Kuo Yang Construction Co. Ltd.	90,366	53,768
	Kwong Lung Enterprise Co. Ltd.	47,000	81,465
	KYE Systems Corp.	108,426	37,303
	L&K Engineering Co. Ltd.	73,000	107,992
	La Kaffa International Co. Ltd.	6,000	32,948
	LAN FA Textile	107,277	31,509
	Land Mark Optoelectronics Corp.	36,000	118,667
*	Lang, Inc.	16,000	16,282
	Lanner Electronics, Inc.	35,813	119,766
	Largan Precision Co. Ltd.	14,306	939,363
	Laser Tek Taiwan Co. Ltd.	27,550	24,693
	Laster Tech Corp. Ltd.	23,821	29,828
	LCY Technology Corp.	26,000	22,095
*	Leader Electronics, Inc.	67,602	52,592
	Leadtrend Technology Corp.	11,770	22,246
#	Lealea Enterprise Co. Ltd.	323,981	113,631
	LEE CHI Enterprises Co. Ltd.	78,000	48,252
	Lelon Electronics Corp.	43,694	92,449
	Lemtech Holdings Co. Ltd.	15,115	34,232
*	Leofoo Development Co. Ltd.	42,254	25,161
*	Li Cheng Enterprise Co. Ltd.	38,337	30,402
*	Li Peng Enterprise Co. Ltd.	254,806	67,137
	Lian HWA Food Corp.	33,208	98,502
	Lida Holdings Ltd.	31,320	33,245
#	Lien Hwa Industrial Holdings Corp.	170,765	339,732
	Ligitek Electronics Co. Ltd.	35,000	25,828
	Lily Textile	11,000	10,241

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Lingsen Precision Industries Ltd.	208,000	$96,876
#	Lintes Technology Co. Ltd.	4,000	18,673
	Lite-On Technology Corp.	636,395	1,524,497
	Liton Technology Corp.	32,000	41,084
*	Long Bon International Co. Ltd.	61,180	34,369
	Long Da Construction & Development Corp.	67,000	53,254
	Longchen Paper & Packaging Co. Ltd.	376,349	211,121
	Longwell Co.	42,000	83,680
	Lotes Co. Ltd.	18,508	530,705
	Lu Hai Holding Corp.	24,009	24,608
	Lumax International Corp. Ltd.	39,142	91,381
	Lung Yen Life Service Corp.	73,000	89,130
	M3 Technology, Inc.	5,000	25,187
	M31 Technology Corp.	5,000	91,245
	Macauto Industrial Co. Ltd.	29,000	67,619
	Machvision, Inc.	19,676	118,508
	Macroblock, Inc.	18,000	66,394
	Macronix International Co. Ltd.	615,201	646,923
	Makalot Industrial Co. Ltd.	72,605	527,312
	Marketech International Corp.	36,000	152,444
	Materials Analysis Technology, Inc.	23,160	143,129
	Mayer Steel Pipe Corp.	41,259	31,352
	Mechema Chemicals International Corp.	10,000	33,051
	Medeon Biodesign, Inc.	22,200	41,737
	MediaTek, Inc.	219,360	4,769,729
#	Mega Financial Holding Co. Ltd.	1,575,085	1,747,455
	Meiloon Industrial Co.	44,520	29,890
	Mercuries & Associates Holding Ltd.	218,887	108,020
#*	Mercuries Life Insurance Co. Ltd.	1,171,887	200,916
	Merida Industry Co. Ltd.	82,735	463,312
	Merry Electronics Co. Ltd.	101,174	284,264
	METAAGE Corp.	41,000	66,031
	Micro-Star International Co. Ltd.	205,233	975,473
	Mildef Crete, Inc.	29,000	48,769
	MIN AIK Technology Co. Ltd.	61,200	34,674
	Mirle Automation Corp.	84,805	104,299
	Mitac Holdings Corp.	467,125	432,346
	Mitake Information Corp.	6,000	12,985
	Mobiletron Electronics Co. Ltd.	26,440	49,225
#	momo.com, Inc.	16,200	438,955
	MOSA Industrial Corp.	81,154	63,710
	Mosel Vitelic, Inc.	12,000	16,332
	MPI Corp.	48,000	201,348
	MSSCORPS Co. Ltd.	8,000	39,661
	Nak Sealing Technologies Corp.	27,000	122,937
	Namchow Holdings Co. Ltd.	88,000	137,487
	Nan Liu Enterprise Co. Ltd.	18,000	47,333
	Nan Pao Resins Chemical Co. Ltd.	14,000	67,525
*	Nan Ren Lake Leisure Amusement Co. Ltd.	48,000	18,206
	Nan Ya Plastics Corp.	514,674	1,308,083
	Nan Ya Printed Circuit Board Corp.	71,072	639,858
	Nang Kuang Pharmaceutical Co. Ltd.	21,000	55,163
	Nantex Industry Co. Ltd.	122,964	158,243
	Nanya Technology Corp.	371,000	822,246
	National Aerospace Fasteners Corp.	10,000	35,227
	National Petroleum Co. Ltd.	45,000	87,315
	Netronix, Inc.	34,000	106,915
	New Best Wire Industrial Co. Ltd.	36,600	42,124
*	New Era Electronics Co. Ltd.	33,000	19,516

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Newmax Technology Co. Ltd.	36,000	$33,861
	Nexcom International Co. Ltd.	44,000	56,037
	Nichidenbo Corp.	83,193	155,090
	Nidec Chaun-Choung Technology Corp.	7,000	36,810
	Nien Hsing Textile Co. Ltd.	58,110	43,343
	Nien Made Enterprise Co. Ltd.	45,000	495,457
	Niko Semiconductor Co. Ltd.	30,000	53,691
	Nishoku Technology, Inc.	18,400	53,838
	Nova Technology Corp.	10,000	32,591
#	Novatek Microelectronics Corp.	133,000	1,818,257
	Nuvoton Technology Corp.	43,000	187,353
	O-Bank Co. Ltd.	584,362	195,294
	Ocean Plastics Co. Ltd.	95,000	106,160
	OFCO Industrial Corp.	45,097	39,681
	OK Biotech Co. Ltd.	46,000	50,888
*	Oneness Biotech Co. Ltd.	12,000	94,411
*	Optimax Technology Corp.	58,469	34,673
	Orient Semiconductor Electronics Ltd.	163,310	104,316
	Oriental Union Chemical Corp.	250,821	171,007
#	O-TA Precision Industry Co. Ltd.	43,935	171,281
	Pacific Construction Co.	143,000	43,604
	Pacific Hospital Supply Co. Ltd.	23,094	64,533
	Paiho Shih Holdings Corp.	67,675	56,558
	Pan Asia Chemical Corp.	103,200	43,343
	Pan German Universal Motors Ltd.	5,000	48,374
	Pan Jit International, Inc.	131,300	281,024
	Pan-International Industrial Corp.	183,514	225,397
#	Panion & BF Biotech, Inc.	8,969	47,424
	Parade Technologies Ltd.	19,400	594,174
	Paragon Technologies Co. Ltd.	30,762	32,283
	Parpro Corp.	19,000	21,891
#	PChome Online, Inc.	51,000	95,208
	PCL Technologies, Inc.	23,961	83,717
	P-Duke Technology Co. Ltd.	23,442	67,522
	Pegatron Corp.	525,037	1,198,215
	Pegavision Corp.	14,000	198,573
#*	PharmaEssentia Corp.	10,263	123,811
*††	Pharmally International Holding Co. Ltd.	27,096	0
	Phison Electronics Corp.	49,000	621,977
#	Phoenix Silicon International Corp.	50,222	94,110
*	Phytohealth Corp.	63,000	43,749
	Pixart Imaging, Inc.	67,030	226,169
	Planet Technology Corp.	16,000	66,457
	Plastron Precision Co. Ltd.	59,628	38,706
	Plotech Co. Ltd.	39,100	23,441
*	Polaris Group.	12,000	37,196
	Polytronics Technology Corp.	22,269	45,577
	Posiflex Technology, Inc.	12,346	42,763
	Pou Chen Corp.	617,144	639,296
	Power Wind Health Industry, Inc.	13,632	67,083
	Powerchip Semiconductor Manufacturing Corp.	1,057,000	1,026,968
	Powertech Technology, Inc.	351,400	1,052,217
	Powertip Technology Corp.	53,000	31,761
	Poya International Co. Ltd.	20,723	387,873
	President Chain Store Corp.	116,000	1,021,949
	President Securities Corp.	360,872	195,826
	Primax Electronics Ltd.	205,000	401,185
*	Prime Electronics & Satellitics, Inc.	46,000	17,801
	PrInc.e Housing & Development Corp.	455,087	177,899

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Pro Hawk Corp.	8,000	$38,006
	Promate Electronic Co. Ltd.	69,000	93,369
	Prosperity Dielectrics Co. Ltd.	52,032	65,882
	P-Two Industries, Inc.	12,000	10,261
	Qisda Corp.	328,439	370,594
	QST International Corp.	23,100	49,327
	Qualipoly Chemical Corp.	34,198	39,311
	Quang Viet Enterprise Co. Ltd.	27,000	101,234
	Quanta Computer, Inc.	524,715	1,469,229
	Quanta Storage, Inc.	88,000	154,490
	Radiant Opto-Electronics Corp	203,144	748,529
	Radium Life Tech Co. Ltd.	290,537	87,068
	Rafael Microelectronics, Inc.	6,024	32,583
	Raydium Semiconductor Corp.	18,000	224,227
#*	RDC Semiconductor Co. Ltd.	14,000	75,631
	Realtek Semiconductor Corp.	107,268	1,257,925
	Rechi Precision Co. Ltd.	173,173	100,770
	Reward Wool Industry Corp	50,000	34,826
	Rexon Industrial Corp. Ltd.	58,000	56,129
	Rich Development Co. Ltd.	285,254	89,024
	RiTdisplay Corp.	10,000	13,391
*	Ritek Corp.	325,288	96,042
	Rodex Fasteners Corp.	25,000	43,904
*††	Roo Hsing Co. Ltd.	282,000	10,044
	Ruentex Development Co. Ltd.	257,168	300,506
	Ruentex Engineering & Construction Co	25,110	98,182
	Ruentex Industries Ltd.	196,963	371,269
	Run Long Construction Co. Ltd.	7,337	17,919
	Sakura Development Co. Ltd.	101,000	123,301
	Sampo Corp.	151,200	129,523
	San Fang Chemical Industry Co. Ltd.	92,992	63,302
	San Far Property Ltd.	120,248	56,602
	San Shing Fastech Corp.	50,479	86,132
	Sanitar Co. Ltd.	24,000	30,092
	Sanyang Motor Co. Ltd.	256,684	458,380
*	Savior Lifetec Corp.	119,447	71,524
	Scan-D Corp.	11,000	16,533
	Scientech Corp.	18,000	52,869
	ScinoPharm Taiwan Ltd.	70,000	64,799
	SDI Corp.	57,000	224,743
	Sea & Land Integrated Corp	37,700	26,150
	Sea Sonic Electronics Co. Ltd.	16,000	36,541
	Senao International Co. Ltd.	44,000	50,014
	Senao Networks, Inc.	13,000	121,164
	Sensortek Technology Corp.	15,000	163,660
#	Sercomm Corp.	108,000	289,593
	Sesoda Corp.	97,315	131,418
#	Shanghai Commercial & Savings Bank Ltd.	557,799	843,608
	Shan-Loong Transportation Co. Ltd.	48,000	50,627
	Sharehope Medicine Co. Ltd.	36,946	48,913
	Sheng Yu Steel Co. Ltd.	53,000	44,539
	ShenMao Technology, Inc.	57,435	89,982
	Shih Her Technologies, Inc.	29,000	55,862
	Shih Wei Navigation Co. Ltd.	208,709	171,288
#	Shihlin Electric & Engineering Corp.	137,000	449,217
	Shin Foong Specialty & Applied Materials Co. Ltd.	16,000	31,503
	Shin Hsiung Natural Gas Co. Ltd.	13,800	31,712
	Shin Kong Financial Holding Co. Ltd.	3,074,244	840,207
	Shin Ruenn Development Co. Ltd.	56,335	80,305

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Shin Shin Natural Gas Co.	18,000	$24,250
	Shin Zu Shing Co. Ltd.	79,630	226,943
	Shinih Enterprise Co. Ltd.	17,000	11,286
*	Shining Building Business Co. Ltd.	198,397	62,426
	Shinkong Insurance Co. Ltd.	108,000	180,894
#	Shinkong Synthetic Fibers Corp.	577,191	331,223
	Shinkong Textile Co. Ltd.	73,800	97,333
	Shiny Chemical Industrial Co. Ltd.	34,602	145,705
	ShunSin Technology Holding Ltd.	24,000	63,677
*	Shuttle, Inc.	167,000	69,009
#	Sigurd Microelectronics Corp.	250,538	426,071
#	Silergy Corp.	37,000	584,020
	Silicon Integrated Systems Corp.	278,300	159,198
	Silicon Optronics, Inc.	6,000	15,598
	Simplo Technology Co. Ltd.	54,400	546,098
	Sinbon Electronics Co. Ltd..	35,917	398,224
	Sincere Navigation Corp	137,240	100,992
	Singatron Enterprise Co. Ltd.	49,000	36,624
	Single Well Industrial Corp.	17,000	14,903
	Sinher Technology, Inc.	29,000	35,812
	Sinkang Industries Co. Ltd.	25,000	15,152
	Sinmag Equipment Corp.	17,979	61,505
#	Sino-American Silicon Products, Inc.	144,000	694,027
	Sinon Corp.	181,000	218,661
#	SinoPac Financial Holdings Co. Ltd.	2,854,646	1,553,498
	Sinopower Semiconductor, Inc.	9,000	30,885
	Sinyi Realty, Inc.	150,549	142,480
	Sirtec International Co. Ltd.	40,600	28,550
	Sitronix Technology Corp.	41,434	308,542
	Siward Crystal Technology Co. Ltd.	79,000	96,925
	Soft-World International Corp.	25,000	76,637
	Solar Applied Materials Technology Corp.	174,339	206,903
	Solomon Technology Corp.	71,000	78,042
	Solteam, Inc.	40,850	62,415
	Sonix Technology Co. Ltd.	77,000	124,867
	Southeast Cement Co. Ltd.	85,000	50,813
	Speed Tech Corp.	54,000	93,617
	Spirox Corp.	35,000	31,953
	Sporton International, Inc.	33,086	285,361
	Sports Gear Co. Ltd.	21,000	47,330
	St Shine Optical Co. Ltd.	22,000	178,759
	Standard Chemical & Pharmaceutical Co. Ltd.	30,000	74,504
	Standard Foods Corp.	209,642	275,781
	Stark Technology, Inc.	52,200	172,683
*	STL Technology Co. Ltd.	16,000	23,390
	Sun Race Sturmey-Archer, Inc.	26,000	33,901
*	Sun Yad Construction Co. Ltd.	72,123	31,645
	Sunfun Info Co. Ltd.	2,920	16,633
	Sunjuice Holdings Co. Ltd.	7,000	70,284
*	Sunko INK Co. Ltd.	68,200	39,214
	SunMax Biotechnology Co. Ltd.	12,000	107,704
	Sunny Friend Environmental Technology Co. Ltd.	32,000	165,338
#	Sunonwealth Electric Machine Industry Co. Ltd.	92,000	157,822
	Sunplus Innovation Technology, Inc.	8,000	22,909
	Sunplus Technology Co. Ltd.	199,000	154,157
	Sunrex Technology Corp.	59,631	86,554
	Sunspring Metal Corp.	50,625	36,960
	Superior Plating Technology Co. Ltd.	20,000	39,776
#	Supreme Electronics Co. Ltd.	196,833	278,605

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Swancor Holding Co. Ltd.	33,000	$108,777
	Sweeten Real Estate Development Co. Ltd.	76,642	66,974
	Symtek Automation Asia Co. Ltd.	26,421	96,616
	Syncmold Enterprise Corp.	51,000	99,131
*	SYNergy ScienTech Corp.	29,000	27,215
	Syngen Biotech Co. Ltd.	5,000	31,120
	Synnex Technology International Corp.	278,967	562,922
*	Sysgration	19,000	26,768
	Systex Corp.	77,000	204,661
#	T3EX Global Holdings Corp.	61,000	153,322
#	TA Chen Stainless Pipe.	616,082	893,485
	Ta Liang Technology Co. Ltd.	19,000	26,218
#	Ta Ya Electric Wire & Cable	264,139	236,414
	Ta Yih Industrial Co. Ltd.	16,000	19,703
	Tah Hsin Industrial Corp.	24,024	54,660
	TA-I Technology Co. Ltd.	48,936	76,200
*	Tai Tung Communication Co. Ltd.	55,227	27,926
	Taichung Commercial Bank Co. Ltd.	981,657	450,781
	TaiDoc Technology Corp.	28,458	170,668
#	Taiflex Scientific Co. Ltd.	86,540	118,375
	Taimide Tech, Inc.	46,117	50,461
	Tainan Enterprises Co. Ltd.	43,000	31,890
#	Tainan Spinning Co. Ltd.	498,568	274,847
	Tai-Saw Technology Co. Ltd.	42,000	39,457
	Taishin Financial Holding Co. Ltd.	1,994,255	1,125,110
	TaiSol Electronics Co. Ltd.	28,000	43,683
	Taita Chemical Co. Ltd.	54,050	37,214
	TAI-TECH Advanced Electronics Co. Ltd.	25,000	84,069
	Taiwan Business Bank	1,491,983	678,124
	Taiwan Cement Corp.	985,866	1,243,676
	Taiwan Chelic Corp. Ltd.	7,000	11,088
	Taiwan Chinsan Electronic Industrial Co. Ltd.	40,419	49,549
	Taiwan Cooperative Financial Holding Co. Ltd.	1,398,992	1,219,456
*	Taiwan Environment Scientific Co. Ltd.	11,000	22,922
	Taiwan Fertilizer Co. Ltd.	284,000	546,845
	Taiwan Fire & Marine Insurance Co. Ltd.	106,520	73,688
	Taiwan FU Hsing Industrial Co. Ltd.	71,000	100,351
#	Taiwan Glass Industry Corp.	243,442	161,246
	Taiwan High Speed Rail Corp.	367,000	371,133
	Taiwan Hon Chuan Enterprise Co. Ltd.	150,455	490,012
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	72,000	104,871
	Taiwan IC Packaging Corp.	38,000	15,203
*††	Taiwan Kolin Co. Ltd.	292,000	0
††	Taiwan Land Development Corp.	335,217	5,479
	Taiwan Line Tek Electronic	27,000	29,422
	Taiwan Mask Corp.	60,000	157,107
	Taiwan Mobile Co. Ltd.	273,800	922,550
	Taiwan Navigation Co. Ltd.	88,000	90,521
	Taiwan Paiho Ltd.	148,068	269,413
	Taiwan PCB Techvest Co. Ltd.	158,733	211,878
	Taiwan Pelican Express Co. Ltd.	10,000	15,052
	Taiwan Sakura Corp.	85,600	179,429
	Taiwan Sanyo Electric Co. Ltd.	51,800	62,414
	Taiwan Secom Co. Ltd.	116,795	412,678
	Taiwan Semiconductor Co. Ltd.	106,000	318,199
	Taiwan Semiconductor Manufacturing Co. Ltd, Sponsored ADR	335,993	28,324,210
	Taiwan Semiconductor Manufacturing Co. Ltd.	2,135,214	34,965,397
	Taiwan Shin Kong Security Co. Ltd.	120,251	161,035
	Taiwan Steel Union Co. Ltd.	9,000	26,386

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Styrene Monomer.	218,164	$119,453
	Taiwan Surface Mounting Technology Corp.	139,845	450,028
	Taiwan Taxi Co. Ltd.	16,800	65,888
#*	Taiwan TEA Corp.	257,648	192,277
	Taiwan Union Technology Corp.	124,000	268,601
#	Taiwan-Asia Semiconductor Corp.	138,043	158,267
	Taiyen Biotech Co. Ltd.	51,712	56,308
*	Tang Eng Iron Works Co. Ltd.	36,000	36,503
*	Tatung Co. Ltd.	406,688	431,976
	TBI Motion Technology Co. Ltd.	27,000	36,459
#	TCI Co. Ltd.	39,153	264,593
	Te Chang Construction Co. Ltd.	37,247	44,050
	Team Group, Inc.	27,300	60,526
	Teco Electric & Machinery Co. Ltd.	451,000	649,268
	Tehmag Foods Corp.	8,470	75,473
	TEKOM Technologies, Inc.	6,000	21,410
	Tera Autotech Corp.	22,701	28,042
	Test Research, Inc.	75,571	158,443
	Test Rite International Co. Ltd.	77,568	52,258
*	Tex-Ray Industrial Co. Ltd.	72,000	26,955
	Thermaltake Technology Co. Ltd.	36,096	48,047
#	Thinking Electronic Industrial Co. Ltd.	37,000	177,789
	Thye Ming Industrial Co. Ltd.	54,700	79,922
#	Ting Sin Co. Ltd.	38,773	13,267
	Tofu Restaurant Co. Ltd.	8,360	67,747
	Ton Yi Industrial Corp.	396,300	268,391
	Tong Hsing Electronic Industries Ltd.	72,794	403,798
	Tong Ming Enterprise Co. Ltd.	16,000	22,198
	Tong Yang Industry Co. Ltd.	201,640	313,483
	Tong-Tai Machine & Tool Co. Ltd.	101,711	57,152
	Top Bright Holding Co. Ltd.	6,000	20,931
	Top Union Electronics Corp.	46,486	63,458
	Topco Scientific Co. Ltd.	71,249	433,388
	Topco Technologies Corp.	19,122	46,275
	Topkey Corp.	33,000	216,449
	Topoint Technology Co. Ltd.	73,386	69,296
	Toung Loong Textile Manufacturing	43,860	40,185
	TPK Holding Co. Ltd.	147,000	179,201
	Trade-Van Information Services Co.	25,000	50,376
	Transart Graphics Co. Ltd.	15,000	28,234
	Transcend Information, Inc.	87,890	203,308
	Transcom, Inc.	8,000	51,608
	Tripod Technology Corp.	155,170	581,677
*	TrueLight Corp.	31,000	23,484
	Tsang Yow Industrial Co. Ltd.	30,000	23,109
	Tsann Kuen Enterprise Co. Ltd.	35,081	47,609
	TSC Auto ID Technology Co. Ltd.	15,070	115,090
	TSRC Corp.	278,452	252,037
	TST Group Holding Ltd.	4,800	17,421
	Ttet Union Corp.	19,000	92,762
	TTFB Co. Ltd.	6,575	49,697
#	TTY Biopharm Co. Ltd.	110,000	275,363
	Tul Corp.	29,000	69,974
	Tung Ho Steel Enterprise Corp.	295,448	555,631
	Tung Ho Textile Co. Ltd.	49,000	27,938
	Tung Thih Electronic Co. Ltd.	29,000	133,776
	Turvo International Co. Ltd.	14,843	55,886
	TXC Corp.	149,204	414,763
	TYC Brother Industrial Co. Ltd.	83,091	80,095

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Tycoons Group Enterprise.	181,385	$57,610
	Tyntek Corp.	117,922	69,866
	TZE Shin International Co. Ltd.	33,000	14,123
	UDE Corp.	37,000	45,883
	Ultra Chip, Inc.	5,000	17,060
	U-Ming Marine Transport Corp.	228,000	405,050
	Unic Technology Corp.	34,000	24,171
	Unictron Technologies Corp.	8,000	21,964
	Unimicron Technology Corp.	467,312	2,220,360
	Union Bank Of Taiwan.	620,082	325,294
	Uni-President Enterprises Corp	777,577	1,864,130
	Unitech Computer Co. Ltd.	27,000	30,217
*	Unitech Printed Circuit Board Corp	273,061	160,144
	United Integrated Services Co. Ltd.	78,400	554,046
	United Microelectronics Corp.	2,723,081	4,379,683
*	United Orthopedic Corp.	36,141	74,012
	United Radiant Technology	48,000	36,250
#	United Recommend International Co. Ltd.	8,500	26,230
*	United Renewable Energy Co. Ltd.	174,347	118,061
*††	Unity Opto Technology Co. Ltd.	275,593	0
	Univacco Technology, Inc.	28,000	25,300
*	Universal Microelectronics Co. Ltd.	24,000	30,327
	Universal Vision Biotechnology Co. Ltd.	16,800	219,953
	Universal, Inc.	8,000	6,246
	Unizyx Holding Corp.	143,826	193,704
	UPC Technology Corp.	385,532	187,994
	Userjoy Technology Co. Ltd.	21,384	56,418
	USI Corp.	399,332	332,162
*	Usun Technology Co. Ltd.	21,700	23,332
	U-Tech Media Corp.	37,000	18,394
	Utechzone Co. Ltd.	23,000	66,611
	UVAT Technology Co. Ltd.	14,000	25,546
	Value Valves Co. Ltd.	14,000	43,943
#	Vanguard International Semiconductor Corp.	304,000	861,570
	Ve Wong Corp.	43,000	53,446
	Ventec International Group Co. Ltd.	32,000	86,095
	VIA Labs, Inc.	10,000	66,657
*	Victory New Materials Ltd.. Co	44,255	16,291
#	Viking Tech Corp.	24,000	58,419
	VisEra Technologies Co. Ltd.	24,000	169,103
#	Visual Photonics Epitaxy Co. Ltd.	28,757	90,694
	Voltronic Power Technology Corp.	17,017	978,478
	Wafer Works Corp.	258,000	364,443
#	Waffer Technology Corp.	30,224	94,698
	Wah Hong Industrial Corp.	43,694	43,459
	Wah Lee Industrial Corp.	95,480	271,552
	Walsin Lihwa Corp.	383,764	623,214
	Walsin Technology Corp.	167,345	521,665
	Walton Advanced Engineering, Inc.	140,000	61,713
	Wan Hai Lines Ltd.	324,355	689,600
	We & Win Development Co. Ltd.	62,000	14,022
#	WEI Chih Steel Industrial Co. Ltd.	39,000	33,500
	Wei Chuan Foods Corp.	176,000	114,972
	Weikeng Industrial Co. Ltd.	206,725	201,565
	Well Shin Technology Co. Ltd.	46,160	83,620
	WELLELL, Inc.	29,000	30,057
	Weltrend Semiconductor	13,000	20,323
*	Wha Yu Industrial Co. Ltd.	58,000	38,782
	Wholetech System Hitech Ltd.	24,000	40,811

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Win Semiconductors Corp.	97,141	$518,641
	Winbond Electronics Corp.	1,186,474	1,006,856
	Winmate, Inc.	14,000	50,153
	Winstek Semiconductor Co. Ltd.	34,000	63,482
*††	Wintek Corp.	461,871	0
	WinWay Technology Co. Ltd.	8,000	186,467
#	Wisdom Marine Lines Co. Ltd.	272,501	570,394
	Wistron Corp.	1,125,017	1,705,210
#	Wistron Information Technology & Services Corp.	21,000	84,045
	Wistron NeWeb Corp.	138,102	416,563
	Wiwynn Corp.	14,000	532,793
	Wonderful Hi-Tech Co. Ltd.	69,683	74,071
*	Wowprime Corp.	32,000	331,013
#	WPG Holdings Ltd.	481,779	785,177
	WT Microelectronics Co. Ltd.	139,089	301,188
	WUS Printed Circuit Co. Ltd.	80,712	75,149
	XAC Automation Corp.	37,000	31,289
	XinTec, Inc.	79,000	253,006
	Xxentria Technology Materials Corp.	60,211	130,836
	Yageo Corp.	69,380	1,124,715
	Yang Ming Marine Transport Corp.	659,000	1,359,507
#	YC INOX Co. Ltd.	173,767	165,488
	YCC Parts Manufacturing Co. Ltd.	23,000	32,854
	Yea Shin International Development Co. Ltd.	87,716	78,489
	Yem Chio Co. Ltd.	213,061	119,067
	Yen Sun Technology Corp.	17,000	19,264
	Yeong Guan Energy Technology Group Co. Ltd.	35,669	91,727
	YFC-Boneagle Electric Co. Ltd.	54,704	50,570
#	YFY, Inc.	597,891	600,495
	Yi Jinn Industrial Co. Ltd.	81,100	49,285
	Yi Shin Textile Industrial Co. Ltd.	18,000	20,113
#	Yieh Phui Enterprise Co. Ltd.	429,731	213,214
	YONGGU Group, Inc.	19,000	25,055
	Yonyu Plastics Co. Ltd.	39,000	41,917
	Young Fast Optoelectronics Co. Ltd.	50,298	50,012
	Youngtek Electronics Corp.	54,257	114,464
	Yuan High-Tech Development Co. Ltd.	8,400	22,992
	Yuanta Financial Holding Co. Ltd.	1,728,147	1,272,102
	Yuanta Futures Co. Ltd.	34,968	58,481
	Yuen Chang Stainless Steel Co. Ltd.	57,837	37,194
	Yuen Foong Yu Consumer Products Co. Ltd.	36,000	45,134
	Yulon Finance Corp.	90,194	543,115
	Yulon Motor Co. Ltd.	175,914	462,537
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	23,362	56,489
	Yungshin Construction & Development Co. Ltd.	59,000	123,498
	YungShin Global Holding Corp.	98,000	147,393
	Yusin Holding Corp.	11,000	39,808
	Zeng Hsing Industrial Co. Ltd.	29,906	108,602
	Zenitron Corp.	88,000	92,470
#	Zero One Technology Co. Ltd.	61,422	116,743
	Zhen Ding Technology Holding Ltd.	252,000	918,033
*	Zhong Yang Technology Co. Ltd.	6,000	7,879
#	Zig Sheng Industrial Co. Ltd.	158,231	53,427
*	Zinwell Corp.	147,010	92,570
	Zippy Technology Corp.	45,000	65,440
	ZongTai Real Estate Development Co. Ltd.	113,916	183,580

TOTAL TAIWAN			285,287,957

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (1.9%)
	AAPICO Hitech PCL	122,332	$114,639
	Absolute Clean Energy PCL	859,800	50,358
	Advanced Info Service PCL	172,500	1,081,045
	Advanced Information Technology PCL, Class F	454,000	68,471
	AEON Thana Sinsap Thailand PCL	48,300	272,989
*	After You PCL	87,400	27,131
*	Airports of Thailand PCL	426,600	915,102
	AJ Plast PCL	66,600	20,284
	Allianz Ayudhya Capital PCL	16,500	18,603
	AMA Marine PCL	65,800	10,116
	Amanah Leasing PCL	248,600	25,626
	Amata Corp. PCL	399,400	272,524
*	Ananda Development PCL	1,045,400	35,819
	AP Thailand PCL	728,802	268,919
*	Aqua Corp. PCL	505,200	7,841
	Asia Green Energy PCL	253,220	20,170
	Asia Plus Group Holdings PCL	764,400	60,888
	Asia Precision PCL	183,600	22,259
	Asia Sermkij Leasing PCL, NVDR	134,100	108,977
	Asia Sermkij Leasing PCL	7,800	6,339
	Asian Insulators PCL	149,155	24,461
	Asian Sea Corp. PCL, Class F	76,100	23,400
	Asiasoft Corp. PCL	32,600	14,034
	Asset World Corp. PCL	997,500	154,821
	Assetwise PCL	41,400	9,578
	Bangchak Corp. PCL	557,000	493,426
*	Bangkok Airways PCL	275,200	107,187
	Bangkok Bank PCL	187,300	861,149
	Bangkok Commercial Asset Management PCL	342,100	132,242
	Bangkok Expressway & Metro PCL	783,135	202,965
	Bangkok Insurance PCL	36,880	308,886
	Bangkok Land PCL	6,756,600	184,015
	Bangkok Life Assurance PCL, NVDR	88,940	72,928
*	Bangkok Ranch PCL	394,200	33,478
	BCPG PCL	296,300	84,601
	BEC World PCL	394,700	90,158
	Berli Jucker PCL	248,200	283,470
*	Better World Green PCL	1,839,200	42,550
*	Beyond Securities PCL	75,400	16,340
	BG Container Glass PCL	130,800	37,730
*	Bound & Beyond PCL	101,600	44,630
	Brooker Group PCL	727,700	9,164
	BTS Group Holdings PCL	992,900	223,891
	Business Online PCL	47,600	13,940
	Cal-Comp Electronics Thailand PCL, Class F	1,542,578	92,155
	Central Pattana PCL	187,600	373,579
*	Central Plaza Hotel PCL	84,000	134,680
	Central Retail Corp. PCL	351,566	460,725
	CH Karnchang PCL	225,872	139,568
	Charoen Pokphand Foods PCL	868,993	516,599
	CIMB Thai Bank PCL	820,700	18,747
	CK Power PCL	287,400	32,151
	Com7 PCL, Class F	252,600	186,782
	Communication & System Solution PCL	227,000	9,240
*	Country Group Holdings PCL, Class F	660,200	15,274
	CP ALL PCL	314,100	595,592
	Delta Electronics Thailand PCL	217,000	462,311
*	Demco PCL	239,100	35,010
	Dhipaya Group Holdings PCL	214,400	243,297

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Diamond Building Products PCL	152,800	$34,679
	Do Day Dream PCL	38,200	14,878
	Dohome PCL	224,313	84,739
	Don Muang Tollway PCL	83,100	30,420
	Dynasty Ceramic PCL	1,772,400	117,304
	Eastern Polymer Group PCL, Class F	402,600	87,836
*	Eastern Power Group PCL	147,400	13,554
	Eastern Water Resources Development & Management PCL, Class F	345,900	50,243
	Ekachai Medical Care PCL	144,664	34,527
	Energy Absolute PCL	106,100	210,507
	Esso Thailand PCL	412,400	105,070
#	Exotic Food PCL, Class F	73,900	27,701
	Finansia Syrus Securities PCL, NVDR	156,400	15,023
	Forth Corp. PCL	69,500	56,479
	Forth Smart Service PCL	143,900	38,769
	Fortune Parts Industry PCL, Class F	205,200	14,663
*	General Engineering PCL	708,300	5,186
	GFPT PCL	193,100	60,507
	Global Green Chemicals PCL, Class F	54,700	20,664
*	Green Tech Ventures PCL, Class F	2,983,500	23,590
*††	Group Lease PCL, NVDR	135,800	485
	Gunkul Engineering PCL	1,240,100	137,274
	Haad Thip PCL	19,500	18,987
	Hana Microelectronics PCL	162,101	197,004
	Home Product Center PCL	1,136,127	465,796
	Hwa Fong Rubber Thailand PCL	162,600	24,999
	ICC International PCL	27,800	28,291
	Ichitan Group PCL	300,200	111,649
	Index Livingmall PCL	82,800	50,193
	Indorama Ventures PCL	459,700	457,714
	Infraset PCL	115,600	7,989
	Interlink Communication PCL	163,050	32,469
*	Interlink Telecom PCL	339,800	29,853
	Intouch Holdings PCL, Class F	12,500	27,454
	IRPC PCL	2,974,800	205,594
*	IT City PCL	52,200	5,167
*	Italian-Thai Development PCL	2,025,200	83,030
	JAS Asset PCL, Class F	89,000	7,819
*	Jasmine International PCL	1,099,300	59,878
	Jaymart Group Holdings PCL	89,800	52,069
#	JMT Network Services PCL	45,437	52,559
	Jubilee Enterprise PCL	20,400	14,756
	Kang Yong Electric PCL	2,400	20,804
	Karmarts PCL	291,400	69,975
*	Kaset Thai International Sugar Corp. PCL, Class F	141,500	16,658
	Kasikornbank PCL	60,700	222,198
	KCE Electronics PCL	218,700	243,374
	KGI Securities Thailand PCL	761,400	100,784
	Kiatnakin Phatra Bank PC	52,500	92,247
	Krung Thai Bank PCL	385,750	203,338
	Krungthai Card PCL	128,200	198,039
	Lalin Property PCL	208,900	53,223
	Lam Soon Thailand PCL	132,400	18,689
	Land & Houses PCL	1,499,600	430,371
	Land & Houses PCL, NVDR	64,820	18,603
	LH Financial Group PCL	774,100	24,256
*	Loxley PCL	697,570	40,652
	LPN Development PCL	545,600	73,178
	Major Cineplex Group PCL	68,300	32,402

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Master Ad PCL	2,010,900	$29,444
	MBK PCL	454,052	191,474
	MC Group PCL	194,800	58,188
	MCS Steel PCL	277,300	70,650
*	MDX PCL	208,600	23,213
	Mega Lifesciences PCL	110,700	132,915
	Minor International PCL	702,871	648,377
	MK Restaurants Group PCL	57,100	82,354
*	Mono Next PCL	450,800	16,502
	Muang Thai Insurance PCL	5,800	19,533
	Muangthai Capital PCL	187,200	186,391
*	Nawarat Patanakarn PCL	995,100	19,233
	Netbay PCL	57,700	37,512
	Ngern Tid Lor PCL	179,800	111,626
	Noble Development PCL	419,800	60,239
	Northeast Rubber PCL	668,300	96,681
	NR Instant Produce PCL	120,600	19,425
*	Nusasiri PCL	2,458,100	69,825
	Origin Property PCL, Class F	366,050	126,492
	Osotspa PCL	196,200	169,497
*	Pacific Pipe PCL	121,600	10,469
	PCS Machine Group Holding PCL	188,600	27,616
	Plan B Media PCL, Class F	880,632	210,181
*	Platinum Group PCL, Class F	387,400	39,480
	Polyplex Thailand PCL	141,900	67,735
*	Power Solution Technologies PCL, Class F	668,300	27,204
	Precious Shipping PCL	388,400	141,040
	Premier Marketing PCL	152,600	37,538
	Prima Marine PCL	679,300	122,343
	Property Perfect PCL	4,335,345	49,514
*	PSG Corp. PCL	1,188,300	36,191
	PTG Energy PCL	354,800	141,307
	PTT Exploration & Production PCL	352,400	1,527,350
	PTT Global Chemical PCL	222,656	270,597
	PTT Oil & Retail Business PCL	212,100	137,891
	Pylon PCL	130,000	14,924
	Quality Houses PCL	3,535,813	244,367
	R&B Food Supply PCL	98,600	30,318
	Rabbit Holdings PCL, Class F	5,350,000	115,938
*	Raimon Land PCL	1,149,900	21,888
	Ratchthani Leasing PCL	1,018,543	108,573
	Regional Container Lines PCL	100,000	70,869
	Rojana Industrial Park PCL	262,532	48,051
*	RPCG PCL	669,100	15,284
	RS PCL	209,220	89,453
*	S Hotels & Resorts PCL	911,600	92,902
	S Kijchai Enterprise PCL, Class F	104,100	14,572
	Sabina PCL	96,800	79,373
	Saha Pathana Inter-Holding PCL	18,700	36,143
	Sahakol Equipment PCL	579,600	27,497
	Sahamitr Pressure Container PCL	114,700	37,284
	Saha-Union PCL	37,800	31,825
*	Samart Corp. PCL	272,600	31,772
	Samart Telcoms PCL	117,100	14,060
	Sansiri PCL	5,663,833	315,141
	Sappe PCL	44,100	80,393
	SC Asset Corp. PCL	883,396	112,276
	SCB X PCL	120,400	364,929
	SCG Ceramics PCL	291,200	17,567

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	SCG Packaging PCL	103,900	$133,878
	SCGJWD Logistics PCL	84,900	44,753
*	SEAFCO PCL	296,380	30,899
	Sena Development PCL	214,750	21,760
*	SENA J Property PCL	1,038,900	28,294
	Sermsang Power Corp. Co. Ltd.	161,348	43,234
*	Seven Utilities & Power PLC	1,601,400	27,669
	Siam Cement PCL	41,800	384,368
	Siam Global House PCL	284,789	142,613
*	Siam Wellness Group PCL, Class F	104,400	33,936
	Siamgas & Petrochemicals PCL	344,500	88,275
	Siamrajathanee PCL	49,320	13,216
*	Simat Technologies PCL	217,700	13,643
	Singer Thailand PCL	32,800	13,640
	Singha Estate PCL	1,497,200	71,029
	Sino-Thai Engineering & Construction PCL	558,300	189,656
	SiS Distribution Thailand PCL	56,500	34,415
	SISB PCL	43,700	41,592
#*††	SMI Holdings Group Ltd.	323,197	0
	SNC Former PCL	138,100	54,597
	Somboon Advance Technology PCL	141,150	81,431
	SPCG PCL	215,700	80,222
	Sri Trang Agro-Industry PCL	317,000	182,880
	Sri Trang Gloves Thailand PCL	577,300	153,845
	Sriracha Construction PCL	62,500	14,276
	Srisawad Corp. PCL	159,089	258,568
	Srithai Superware PCL	403,900	16,678
	Srivichai Vejvivat PCL	174,700	43,742
	Star Petroleum Refining PCL	765,400	217,421
	Starflex PCL	69,000	6,709
*	STARK Corp. PCL	1,119,600	78,033
	Stars Microelectronics Thailand PCL	229,900	27,603
*	STP & I PCL	676,380	79,627
	Supalai PCL	373,625	231,960
	Super Energy Corp. PCL	7,922,300	139,201
	Susco PCL	266,700	26,399
	SVI PCL	150,800	41,953
	Synnex Thailand PCL	100,900	38,117
	Syntec Construction PCL	574,800	27,774
	TAC Consumer PCL, Class F	171,300	28,092
	Taokaenoi Food & Marketing PCL, Class F	205,600	55,694
	Tata Steel Thailand PCL	1,512,800	46,517
	Thai Oil PCL	406,214	553,158
	Thai President Foods PCL, Class F	4,100	23,893
*	Thai Reinsurance PCL	537,500	15,898
	Thai Rubber Latex Group PCL	370,700	20,300
	Thai Solar Energy PCL, Class F	128,100	7,803
	Thai Stanley Electric PCL, NVDR	3,900	20,729
	Thai Stanley Electric PCL, Class F	11,300	60,062
	Thai Union Group PCL, Class F	658,832	266,253
	Thai Vegetable Oil PCL	218,240	167,766
	Thai Wah PCL, Class F	229,800	30,687
	Thaicom PCL	326,000	114,562
	Thaifoods Group PCL, Class F	675,500	101,876
	Thaire Life Assurance PCL, Class F	110,700	15,042
	Thanachart Capital PCL	63,600	80,554
	Thitikorn PCL	120,700	25,450
	Thoresen Thai Agencies PCL	602,400	127,016
	Tipco Asphalt PCL	234,000	137,738

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	TIPCO Foods PCL	117,300	$30,572
	Tisco Financial Group PCL	43,100	113,911
	TKS Technologies PCL	157,730	45,036
	TMBThanachart Bank PCL	4,278,150	181,662
	TMT Steel PCL	169,300	37,680
	TOA Paint Thailand PCL	110,400	94,566
	TPC Power Holding PCL, Class F.	75,900	15,003
	TQM Alpha PCL	139,500	104,173
	Triple i Logistics PCL	79,253	28,779
*	Triton Holding PCL	4,399,200	18,036
	True Corp. PCL	1,772,103	412,570
*	TTCL PCL	174,000	20,484
	TTW PCL	394,000	99,805
	Union Auction PCL	87,100	23,211
*	Unique Engineering & Construction PCL	252,650	27,080
	United Paper PCL	138,000	48,496
	Univanich Palm Oil PCL	336,700	72,965
	Vanachai Group PCL	262,120	36,692
	VGI PCL	738,400	72,656
	WHA Corp. PCL	1,688,200	217,529
	WHA Utilities & Power PCL	374,300	40,776
	WICE Logistics PCL	87,900	21,623
	Workpoint Entertainment PCL	100,560	47,412
*	Xspring Capital PCL	686,200	21,100
	YGGDRAZIL Group PCL	81,100	16,862
*	Ziga Innovation PCL	161,300	9,920

TOTAL THAILAND			29,116,034

TURKEY — (0.8%)
	Adese Alisveris Merkezleri Ticaret AS	356,792	23,125
	Agesa Hayat ve Emeklilik AS	15,566	23,621
	Akbank TAS	943,233	779,859
	Aksa Akrilik Kimya Sanayii A	56,491	190,651
*	Aksigorta AS	116,759	17,054
	Alarko Carrier Sanayii VE Ticaret AS	259	5,781
	Alarko Holding AS	28,066	85,069
*	Albaraka Turk Katilim Bankasi AS	606,591	81,186
*	Alcatel-Lucent Teletas Telekomunikasyon AS	4,846	15,578
	Alkim Alkali Kimya AS	33,221	47,069
*	Anadolu Anonim Turk Sigorta Sirketi	121,131	111,991
	Anadolu Hayat Emeklilik AS	31,796	24,498
#	Arcelik AS	17,190	85,655
	ARD Grup Bilisim Teknolojileri AS	82,766	30,366
*	Aydem Yenilenebilir Enerji AS, Class A	52,389	35,299
	Ayen Enerji AS	22,581	27,201
	Aygaz AS	22,690	75,907
*	Bagfas Bandirma Gubre Fabrikalari AS	35,078	43,493
*	Banvit Bandirma Vitaminli Yem Sanayii AS	4,933	18,413
	Bera Holding AS	325,590	170,135
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	66,474	40,356
	BIM Birlesik Magazalar AS	84,735	680,845
*	Biotrend Cevre VE Enerji Yatirimlari AS	46,948	35,730
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	16,236	99,597
	Borusan Yatirim ve Pazarlama AS	1,367	60,013
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	20,869	46,546
*	Bursa Cimento Fabrikasi AS	204,762	55,833
	Celebi Hava Servisi AS	946	21,980
*	Cemas Dokum Sanayi AS	355,741	29,464
	Cemtas Celik Makina Sanayi Ve Ticaret AS	22,069	44,547

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Coca-Cola Icecek AS	18,780	$227,474
	Deva Holding AS	7,454	14,957
	Dogan Sirketler Grubu Holding AS	570,925	251,608
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	72,440	23,184
	Dogus Otomotiv Servis ve Ticaret AS	13,608	85,663
	Eczacibasi Yatirim Holding Ortakligi AS	6,780	46,097
	EGE Endustri VE Ticaret AS	505	117,972
	EGE Gubre Sanayii AS	7,948	28,199
	EGE Seramik Sanayi ve Ticaret AS	19,309	27,871
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	63,623	96,903
Ω	Enerjisa Enerji AS	38,205	54,789
	Enka Insaat ve Sanayi AS	106,596	150,007
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	4,929	29,922
	Eregli Demir ve Celik Fabrikalari TAS	216,309	369,107
	Escar Turizm Tasimacilik Ticaret AS	4,750	19,892
	Esenboga Elektrik Uretim AS	11,006	30,212
*	Fenerbahce Futbol AS	12,698	33,743
#	Ford Otomotiv Sanayi AS	13,157	363,689
*	Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	1	0
	Gentas Genel Metal Sanayi ve Ticaret AS	33,280	10,374
*	Global Yatirim Holding AS	240,086	93,157
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	3,147	18,880
*	Goodyear Lastikleri TAS	36,437	26,225
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	108,648	71,011
	GSD Holding AS	438,423	60,015
#*	Gubre Fabrikalari TAS	8,811	91,634
*	Hektas Ticaret TAS	38,468	53,343
*	Ihlas Haber Ajansi AS	1,520	13,405
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	61,103	55,900
*	Is Finansal Kiralama AS	163,643	46,856
*	Ittifak Holding A.S	212,032	34,789
*	Izmir Demir Celik Sanayi AS	315,488	76,882
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	11,740	32,420
*	Karel Elektronik Sanayi ve Ticaret AS	35,789	29,583
*	Karsan Otomotiv Sanayii Ve Ticaret AS	54,142	23,680
	Kartonsan Karton Sanayi ve Ticaret AS	6,006	20,247
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	378,691	21,821
*	Kerevitas Gida Sanayi ve Ticaret AS	55,852	26,274
	Kervan Gida Sanayi Ve Ticaret AS	31,861	24,730
	Kontrolmatik Enerji Ve Muhendislik AS	1,913	13,013
*	Konya Cimento Sanayii AS	317	46,412
	Konya Kagit Sanayi VE Ticaret AS	6,523	10,611
	Kordsa Teknik Tekstil AS	27,607	91,433
	Koza Altin Isletmeleri AS	92,883	90,331
*	Koza Anadolu Metal Madencilik Isletmeleri AS	39,963	72,846
	Logo Yazilim Sanayi Ve Ticaret AS	13,678	41,881
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	33,070	178,374
*	Menderes Tekstil Sanayi ve Ticaret AS.	86,587	31,004
*	Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii AS	17,819	13,141
*	Pamukova Yenilenebilir Elektrik Uretim AS	3,433	36,593
*	Parsan Makina Parcalari Sanayii AS	3,183	9,206
*	Pegasus Hava Tasimaciligi AS	17,070	389,826
*	Peker Gayrimenkul Yatirim Ortakligi AS	112,691	32,575
*	Petkim Petrokimya Holding AS	235,010	157,205
	Pinar Entegre Et ve Un Sanayi AS	2,950	7,364
	Pinar SUT Mamulleri Sanayii AS	2,865	7,255
	Polisan Holding AS	30,016	15,671
*	Reysas Tasimacilik ve Lojistik Ticaret AS	42,716	62,402
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	110,371	165,035

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Sasa Polyester Sanayi AS	28,780	$147,606
#	Sekerbank Turk AS	622,129	70,856
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	44,819	70,058
*	Sok Marketler Ticaret AS	104,300	178,313
	Tat Gida Sanayi AS	24,980	25,399
*	TAV Havalimanlari Holding AS	40,897	148,319
	Tekfen Holding AS	114,703	170,015
*	Teknosa Ic Ve Dis Ticaret AS	65,096	54,897
	Tofas Turk Otomobil Fabrikasi AS	31,636	312,489
*	Tukas Gida Sanayi ve Ticaret AS	71,663	48,847
*	Tumosan Motor ve Traktor Sanayi AS	9,193	21,360
*	Turcas Petrol AS	20,640	13,540
*	Turk Hava Yollari AO	118,958	782,317
	Turk Prysmian Kablo ve Sistemleri AS	7,196	8,905
#	Turk Telekomunikasyon AS	202,337	169,463
	Turk Traktor ve Ziraat Makineleri AS	4,170	119,689
	Turkcell Iletisim Hizmetleri AS	261,220	444,999
#	Turkiye Garanti Bankasi AS	149,536	210,836
*	Turkiye Halk Bankasi AS	207,915	112,484
	Turkiye Petrol Rafinerileri AS	244,638	835,408
	Turkiye Sigorta AS	79,738	38,731
*	Turkiye Sinai Kalkinma Bankasi AS	815,991	165,321
*	Turkiye Vakiflar Bankasi TAO, Class D	367,650	162,778
*	Ulker Biskuvi Sanayi AS	79,943	123,392
	Vestel Beyaz Esya Sanayi ve Ticaret AS	135,098	73,558
*	Vestel Elektronik Sanayi ve Ticaret AS	56,866	120,950
	Yapi ve Kredi Bankasi AS	838,083	408,894
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	58,973	93,678
	Ziraat Gayrimenkul Yatirim Ortakligi AS	196,996	40,032
*	Zorlu Enerji Elektrik Uretim AS	444,197	101,291

TOTAL TURKEY			12,555,980

UNITED ARAB EMIRATES — (1.5%)
	Abu Dhabi Commercial Bank PJSC	680,048	1,633,916
	Abu Dhabi Islamic Bank PJSC	593,650	1,839,171
	Abu Dhabi National Hotels	53,044	64,366
	Abu Dhabi National Insurance Co. PSC	78,793	119,777
	Abu Dhabi National Oil Co. for Distribution PJSC	577,594	690,945
	Abu Dhabi Ship Building Co. PJSC	25,815	28,751
	Agthia Group PJSC	198,804	250,306
	Air Arabia PJSC	1,361,822	813,601
*	Ajman Bank PJSC	602,970	269,580
*	AL Seer Marine Supplies & Equipment Co. LLC	25,233	52,769
	AL Yah Satellite Communications Co-PJSC-Yah Sat	167,062	117,007
	Aldar Properties PJSC	934,602	1,378,526
*	Amlak Finance PJSC	548,125	126,676
*††	Arabtec Holding PJSC	166,414	0
	Aramex PJSC	334,290	297,663
*	Deyaar Development PJSC	764,165	110,726
	Dubai Financial Market PJSC	406,819	166,880
	Dubai Investments PJSC	1,158,867	774,903
	Dubai Islamic Bank PJSC	880,507	1,335,831
	Emaar Development PJSC	619,353	934,259
	Emaar Properties PJSC	1,990,049	3,226,388
	Emirates Driving Co	6,942	48,156
	Emirates Integrated Telecommunications Co. PJSC	315,407	434,230
	Emirates NBD Bank PJSC	437,381	1,682,292
	Emirates Telecommunications Group Co. PJSC	565,279	3,700,291
*	Eshraq Investments PJSC	670,889	92,806

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Fertiglobe PLC	414,534	$434,146
	First Abu Dhabi Bank PJSC	275,509	1,065,340
*	Ghitha Holding PJSC	3,525	40,806
*	Gulf Navigation Holding PJSC	111,956	36,300
*	Gulf Pharmaceutical Industries PSC	59,324	15,713
*	Manazel PJSC	681,581	70,736
*	Palms Sports PrJSC	26,149	70,531
*	RAK Properties PJSC	684,551	115,760
	Ras Al Khaimah Ceramics	298,761	213,128
*	SHUAA Capital PSC	649,509	61,768
*	Union Properties PJSC	1,109,921	78,280

TOTAL UNITED ARAB EMIRATES			22,392,324

UNITED STATES — (0.0%)
	Sempra Energy	2,568	390,784

TOTAL COMMON STOCKS			1,472,515,418

PREFERRED STOCKS — (0.8%)
BRAZIL — (0.7%)
*	Alpargatas SA	53,300	79,184
	Banco ABC Brasil SA	47,377	158,816
Ω	Banco BMG SA	55,700	23,228
	Banco Bradesco SA	526,606	1,462,267
	Banco do Estado do Rio Grande do Sul SA Class B	102,473	218,596
	Banco Pan SA	92,948	99,884
	Braskem SA Class A	27,500	109,111
	Centrais Eletricas Brasileiras SA Class B	33,800	246,734
	Centrais Eletricas de Santa Catarina SA	5,750	57,687
	Cia de Ferro Ligas da Bahia FERBASA	16,495	170,314
	Cia de Saneamento do Parana	337,736	258,662
	Cia Energetica de Minas Gerais	331,021	819,621
	Cia Energetica do Ceara Class A	4,882	48,939
	Cia Paranaense de Energia	401,260	645,195
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista	49,803	230,153
	EMAE-Empresa Metropolitana de Aguas e Energia SA	600	6,736
	Eucatex SA Industria e Comercio	43,700	75,786
	Gerdau SA	224,280	1,132,237
	Grazziotin SA	3,000	17,214
	Itau Unibanco Holding SA	663,719	3,449,135
	Marcopolo SA	260,737	187,667
	Randon SA Implementos e Participacoes	121,826	201,749
	Schulz SA	53,046	46,582
	Track & Field Co. SA	16,900	34,831
	Unipar Carbocloro SA Class B	25,759	336,977
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	292,986	422,932

TOTAL BRAZIL			10,540,237

CHILE — (0.1%)
	Coca-Cola Embonor SA Class B	76,479	107,355
	Embotelladora Andina SA Class B	59,151	148,176

TOTAL CHILE			255,531

COLOMBIA — (0.0%)
	Banco Davivienda SA	8,564	38,463
	Grupo Aval Acciones y Valores SA	1,166,102	145,949

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
COLOMBIA — (Continued)
Grupo de Inversiones Suramericana SA	14,035	$34,654

TOTAL COLOMBIA		219,066

INDIA — (0.0%)
Sundaram-Clayton Ltd.	3,221,320	133,834

PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	75,375	52,587

TOTAL PREFERRED STOCKS		11,201,255

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
* Localiza Rent a Car SA Rights 05/11/23	253	870
* Meliuz SA Rights 05/25/23	1,202	140

TOTAL BRAZIL.		1,010

HONG KONG — (0.0%)
* Xinyi Energy Holdings Ltd. Rights 05/23/23	99,755	0

TAIWAN — (0.0%)
* Acer, Inc. Rights 06/16/23	379	0

THAILAND — (0.0%)
* Bangkok Ranch PCL Warrants 09/01/26.	112,900	893
* Better World Green PCL Warrants 03/13/24	306,533	0
* Kiatnakin Phatra Bank PCL Warrants 04/26/24	8,748	0
TOTAL THAILAND		893

TOTAL RIGHTS/WARRANTS		1,903

MUTUAL FUNDS — (0.0%)
UNITED STATES — (0.0%)
BRPR Corporate Offices Fundo de Investimento Imobiliario	1,723	20,295

TOTAL INVESTMENT SECURITIES (Cost $1,241,011,785)		1,483,738,871

SECURITIES LENDING COLLATERAL — (1.0%) @§ The DFA Short Term Investment Fund	1,355,128	15,674,771

TOTAL INVESTMENTS — (100.0%) (Cost $1,256,684,543)		$1,499,413,642

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$45,909,456	$622,164	—	$46,531,620
Chile	2,594,022	5,792,857	—	8,386,879
China	33,080,161	376,793,186	$687,633	410,560,980
Colombia	1,643,425	50,865	—	1,694,290
Czech Republic	—	827,122	—	827,122

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Egypt	$8,284	$407,574	—	$415,858
Greece	55,978	6,018,561	—	6,074,539
Hong Kong	—	34,130	—	34,130
Hungary	—	2,013,368	—	2,013,368
India	14,429,368	200,950,581	$671	215,380,620
Indonesia	1,613,899	23,767,037	38,474	25,419,410
Kuwait	5,633,233	597,102	—	6,230,335
Malaysia	—	23,207,763	—	23,207,763
Mexico	36,290,481	540,711	—	36,831,192
Peru	907,699	—	—	907,699
Philippines	173,960	10,810,821	37,924	11,022,705
Poland	—	14,779,602	—	14,779,602
Qatar	—	13,108,449	—	13,108,449
Saudi Arabia	100,428	56,571,891	—	56,672,319
South Africa	6,918,884	44,136,720	—	51,055,604
South Korea	2,769,842	188,682,154	165,859	191,617,855
Taiwan	29,691,891	255,580,543	15,523	285,287,957
Thailand	26,832,402	2,283,147	485	29,116,034
Turkey	—	12,555,980	—	12,555,980
United Arab Emirates	—	22,392,324	—	22,392,324
United States	—	390,784	—	390,784
Preferred Stocks
Brazil	10,517,009	23,228	—	10,540,237
Chile	—	255,531	—	255,531
Colombia	219,066	—	—	219,066
India	—	133,834	—	133,834
Philippines	—	52,587	—	52,587
Rights/Warrants
Brazil	—	1,010	—	1,010
Thailand	—	893	—	893
Mutual Funds	20,295	—	—	20,295
Securities Lending Collateral	—	15,674,771	—	15,674,771

TOTAL	$219,409,783	$1,279,057,290	$946,569^	$1,499,413,642

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.3%)
BRAZIL — (3.8%)
	AES Brasil Energia SA	96,049	$205,662
	Aliansce Sonae Shopping Centers SA	59,551	222,548
	Allied Tecnologia SA	11,000	10,277
	Alupar Investimento SA	33,488	181,546
	Ambev SA, ADR	235,404	659,131
	Ambipar Participacoes e Empreendimentos SA	4,200	17,262
*	Anima Holding SA	46,900	21,721
	Arezzo Industria e Comercio SA	8,860	117,913
	Atacadao SA	144,020	310,400
	Auren Energia SA	89,204	282,217
	B3 SA—Brasil Bolsa Balcao	606,753	1,420,842
	Banco Bradesco SA	139,540	347,465
	Banco BTG Pactual SA	240,310	1,128,365
	Banco do Brasil SA	97,300	836,096
	Banco Santander Brasil SA	46,461	250,292
	BB Seguridade Participacoes SA	90,754	624,277
	Bemobi Mobile Tech SA	13,617	37,320
*	Blau Farmaceutica SA	6,879	27,418
	Boa Vista Servicos SA	52,800	79,605
	Braskem SA, ADR, Class A	4,311	33,884
	Brisanet Participacoes SA	21,500	10,647
	Caixa Seguridade Participacoes SA	126,021	239,015
	Camil Alimentos SA	37,242	53,760
	CCR SA	445,633	1,212,406
	Centrais Eletricas Brasileiras SA	46,216	313,648
*	Centro De Imagem Diagnosticos SA	4,679	21,435
	Cia Brasileira de Aluminio	16,100	17,043
*	Cia Brasileira de Distribuicao	51,323	154,346
*	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	20,044	185,378
#*	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	14,704	136,012
	Cia de Saneamento de Minas Gerais Copasa MG	42,300	144,511
	Cia de Saneamento do Parana	39,700	151,229
	Cia de Saneamento do Parana	21,300	15,758
#	Cia Energetica de Minas Gerais, Sponsored ADR	9,203	22,271
	Cia Energetica de Minas Gerais	82,570	334,399
	Cia Paranaense de Energia	59,545	84,880
	Cia Paranaense de Energia	9,600	75,179
	Cielo SA	472,418	517,142
*	Clear Sale SA	8,700	10,204
	CM Hospitalar SA	2,400	7,641
*	Cogna Educacao SA	298,665	122,153
*	Construtora Tenda SA	51,288	60,051
	Cosan SA	154,078	462,747
	CPFL Energia SA	22,741	151,096
	Cury Construtora e Incorporadora SA	18,100	44,925
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	131,377	406,948
	Dexco SA	125,381	148,060
	Diagnosticos da America SA	5,614	9,511
	Dimed SA Distribuidora da Medicamentos.	22,448	46,716
	Direcional Engenharia SA.	30,300	95,375
	EcoRodovias Infraestrutura e Logistica SA	73,109	90,437
	EDP—Energias do Brasil SA	35,596	160,574
*	Embraer SA	244,052	950,216
	Empreendimentos Pague Menos SA	19,225	11,332
	Energisa SA	79,820	668,927

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Equatorial Energia SA	241,171	$1,321,949
	Eternit SA	10,926	20,504
	Even Construtora e Incorporadora SA	59,880	60,627
	Ez Tec Empreendimentos e Participacoes SA	40,196	117,095
	Fleury SA	107,568	313,142
	Fras-Le SA	12,182	22,909
	Gerdau SA, Sponsored ADR	57,424	286,548
Ω	GPS Participacoes e Empreendimentos SA	40,026	101,032
	Grendene SA	49,721	81,443
	Grupo De Moda Soma SA	36,656	61,733
*	Grupo Mateus SA	96,585	106,697
	Grupo SBF SA	28,416	43,754
	Guararapes Confeccoes SA	40,565	34,402
*Ω	Hapvida Participacoes e Investimentos SA	793,858	439,281
*	Hidrovias do Brasil SA	33,300	17,091
	Hypera SA	65,472	488,959
	Instituto Hermes Pardini SA	16,500	66,988
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	11,000	49,775
*	International Meal Co. Alimentacao SA, Class A	60,698	25,556
	Iochpe-Maxion SA	25,200	57,344
	Irani Papel e Embalagem SA	33,400	58,124
*	IRB-Brasil Resseguros SA	10,644	67,157
	Itau Unibanco Holding SA	45,535	201,666
	JHSF Participacoes SA	91,696	71,330
	JSL SA	1,648	2,379
	Kepler Weber SA	41,740	60,336
	Klabin SA	340,336	1,305,310
	Lavvi Empreendimentos Imobiliarios Ltda.	12,800	13,858
	Light SA	87,100	56,230
	Localiza Rent a Car SA	112,571	1,309,245
*Ω	Locaweb Servicos de Internet SA	62,696	66,118
	LOG Commercial Properties e Participacoes SA	6,900	22,674
*	Log-in Logistica Intermodal SA	6,000	46,518
*	Lojas Quero Quero SA	88,100	72,595
	Lojas Renner SA	172,115	546,594
	LPS Brasil-Consultoria de Imoveis SA	17,000	5,930
	M Dias Branco SA	14,332	82,180
*	Magazine Luiza SA	551,822	369,519
	Mahle Metal Leve SA	6,500	37,466
	Marcopolo SA	38,000	21,256
	Melnick Even Desenvolvimento Imobiliario SA	16,200	11,270
	Mills Estruturas e Servicos de Engenharia SA	30,900	56,685
*	Moura Dubeux Engenharia SA	10,100	11,279
	Movida Participacoes SA	82,411	142,259
	MRV Engenharia e Participacoes SA	110,347	159,288
	Multilaser Industrial SA	59,683	23,812
	Natura & Co. Holding SA	299,339	663,757
	Natura & Co. Holding SA, ADR	15,400	67,606
	Neoenergia SA	54,109	167,606
	Odontoprev SA	97,297	195,070
*	Omega Energia SA	90,708	168,039
*	Orizon Valorizacao de Residuos SA	4,410	30,327
	Ouro Fino Saude Animal Participacoes SA	1,600	8,052
	Pet Center Comercio e Participacoes SA	37,800	46,759
	Plano & Plano Desenvolvimento Imobiliario SA	7,800	9,571
	Porto Seguro SA	74,718	376,451
	Portobello SA	16,400	19,827
	Positivo Tecnologia SA	30,352	45,579
	Qualicorp Consultoria e Corretora de Seguros SA	76,724	61,068

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Raia Drogasil SA	262,340	$1,382,232
Ω	Rede D’Or Sao Luiz SA	149,839	687,038
	Romi SA	10,001	30,036
	Rumo SA	50,500	199,457
	Santos Brasil Participacoes SA	67,191	113,965
#	Sendas Distribuidora SA, ADR	11,965	146,811
	Sendas Distribuidora SA	230,650	568,324
	SIMPAR SA	90,251	138,784
	Sinqia SA	11,600	37,025
	Suzano SA	162,182	1,294,126
	Tegma Gestao Logistica SA	9,500	35,884
	Telefonica Brasil SA	29,500	243,201
#	Telefonica Brasil SA, ADR	30,834	251,914
	TIM SA	272,539	764,976
	TOTVS SA	66,708	343,183
	Transmissora Alianca de Energia Eletrica SA	80,252	586,790
	Tres Tentos Agroindustrial SA	11,300	24,581
	Trisul SA	40,600	28,652
	Ultrapar Participacoes SA	190,924	552,737
#	Ultrapar Participacoes SA, Sponsored ADR	61,736	177,182
	Unipar Carbocloro SA	8,960	112,723
	Usinas Siderurgicas de Minas Gerais SA Usiminas	6,561	9,274
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	19,000	40,074
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	61,979	151,847
*	Via SA	542,059	199,966
	Vibra Energia SA	154,538	408,978
	Vivara Participacoes SA	15,400	65,795
	Vulcabras Azaleia SA	13,500	36,025
	WEG SA	187,278	1,543,941
	Wilson Sons Holdings Brasil SA	39,949	80,093
*	XP, Inc., BDR	7,417	107,780
	YDUQS Participacoes SA	31,700	51,607
*	Zamp SA	27,041	22,770

TOTAL BRAZIL			34,785,603

CHILE — (0.6%)
	Aguas Andinas SA, Class A	702,233	212,257
	Banco de Chile	1,082,723	115,280
#	Banco de Chile, ADR	16,826	356,708
	Banco de Credito e Inversiones SA	8,351	251,901
	Banco Itau Chile SA, ADR	300	1,026
	Banco Itau Chile SA	39,559,509	89,190
	Banco Santander Chile, ADR	13,546	259,406
	Banco Santander Chile	760,231	36,352
	Besalco SA	118,298	59,142
*	Camanchaca SA	228,863	15,732
	CAP SA	17,445	122,120
	Cencosud SA	149,374	304,392
	Cencosud Shopping SA	61,000	96,723
	Cia Cervecerias Unidas SA	29,430	240,252
	Embotelladora Andina SA, ADR, Class B	1,873	28,320
	Empresa Nacional de Telecomunicaciones SA	26,771	111,362
	Empresas CMPC SA	170,439	267,086
	Empresas COPEC SA	45,747	318,316
	Empresas Hites SA	95,679	11,201
	Enel Americas SA	1,269,894	173,042
	Falabella SA	57,475	123,245
	Forus SA	22,023	39,695

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Grupo Security SA	409,448	$86,231
	Hortifrut SA	43,292	68,457
	Instituto de Diagnostico SA	1,346	2,151
	Inversiones Aguas Metropolitanas SA	132,025	91,588
	Inversiones La Construccion SA	7,731	48,842
	Masisa SA	657,534	24,346
	Multiexport Foods SA	74,232	20,874
	Parque Arauco SA	97,790	138,584
	PAZ Corp. SA	19,614	10,751
	Plaza SA	43,864	56,239
	Ripley Corp. SA	224,629	45,580
	Salfacorp SA	163,309	66,295
	Sigdo Koppers SA	84,902	119,899
	SMU SA	976,725	170,602
	Sociedad Matriz SAAM SA	1,197,624	122,114
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	9,316	628,644
	Socovesa SA	15,493	1,804
	SONDA SA	176,889	90,473
	Vina Concha y Toro SA	102,802	122,280

TOTAL CHILE			5,148,502

CHINA — (30.0%)
	360 Security Technology, Inc., Class A	59,500	137,490
*	361 Degrees International Ltd	219,000	123,713
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	64,700	287,279
Ω	3SBio, Inc.	343,500	344,174
	Accelink Technologies Co. Ltd., Class A	13,100	45,365
	ADAMA Ltd., Class A	25,800	31,876
	Addsino Co. Ltd., Class A	27,000	39,586
*	Advanced Technology & Materials Co. Ltd., Class A	17,320	21,989
	AECC Aero-Engine Control Co. Ltd., Class A	12,800	44,124
	AECC Aviation Power Co. Ltd., Class A	11,400	72,199
	Aerospace Hi-Tech Holdings Group Ltd., Class A	7,900	11,082
*	Agile Group Holdings Ltd.	376,000	76,501
*	Agora, Inc., ADR	7,535	25,242
	Agricultural Bank of China Ltd., Class H	4,879,000	1,886,379
	Aier Eye Hospital Group Co. Ltd., Class A	52,889	225,161
	Aisino Corp., Class A.	19,300	40,594
	Ajisen China Holdings Ltd.	95,000	11,884
Ω	Ak Medical Holdings Ltd.	60,000	80,638
*	Alibaba Group Holding Ltd., Sponsored ADR	69,011	5,844,542
*	Alibaba Group Holding Ltd.	981,700	10,380,125
#*	Alibaba Health Information Technology Ltd.	472,000	340,222
*	Alibaba Pictures Group Ltd.	4,610,000	293,365
Ω	A-Living Smart City Services Co. Ltd.	146,750	117,860
	All Winner Technology Co. Ltd., Class A	11,660	44,583
*	Amlogic Shanghai Co. Ltd., Class A	6,431	77,840
	Amoy Diagnostics Co. Ltd., Class A	7,380	30,008
	Angel Yeast Co. Ltd., Class A	11,900	68,826
	Anhui Anke Biotechnology Group Co. Ltd., Class A	22,200	35,430
	Anhui Construction Engineering Group Co. Ltd., Class A	54,000	49,213
	Anhui Expressway Co. Ltd., Class H	88,000	89,652
	Anhui Guangxin Agrochemical Co. Ltd., Class A	24,620	103,904
	Anhui Gujing Distillery Co. Ltd., Class A	2,700	106,759
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	21,540	100,282
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	28,200	33,762
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A.	59,440	45,106
	Anhui Jinhe Industrial Co. Ltd., Class A	11,200	41,771
	Anhui Kouzi Distillery Co. Ltd., Class A	16,100	140,093

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Anhui Tatfook Technology Co. Ltd., Class A	15,000	$19,796
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	19,800	20,425
	Anhui Xinhua Media Co. Ltd., Class A	14,100	16,136
	Anhui Yingjia Distillery Co. Ltd., Class A	8,500	78,681
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	26,300	44,414
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	560	21,874
	Anjoy Foods Group Co. Ltd., Class A	1,500	36,872
	Anker Innovations Technology Co. Ltd., Class A	2,400	25,425
	ANTA Sports Products Ltd.	206,200	2,562,287
*	Anton Oilfield Services Group	1,062,000	61,789
	Aoshikang Technology Co. Ltd., Class A	7,200	41,829
*	Aotecar New Energy Technology Co. Ltd., Class A	45,000	16,794
	Apeloa Pharmaceutical Co. Ltd., Class A	27,100	80,943
	APT Satellite Holdings Ltd.	62,000	20,006
*Ω	Archosaur Games, Inc.	77,000	48,954
*	Asia—Potash International Investment Guangzhou Co. Ltd., Class A	16,900	59,603
Ω	AsiaInfo Technologies Ltd.	64,000	117,160
	Asymchem Laboratories Tianjin Co. Ltd., Class A	3,900	71,330
	Autobio Diagnostics Co. Ltd., Class A	3,900	32,253
	Avary Holding Shenzhen Co. Ltd., Class A	24,000	90,708
	AVIC Industry-Finance Holdings Co. Ltd., Class A	100,500	55,512
	AviChina Industry & Technology Co. Ltd., Class H	728,000	393,493
	AVICOPTER PLC, Class A	8,800	54,094
	Bafang Electric Suzhou Co. Ltd., Class A	500	6,447
Ω	BAIC Motor Corp. Ltd., Class H	511,500	143,956
*	Baidu, Inc., Sponsored ADR	8,912	1,074,876
*	Baidu, Inc., Class A	88,450	1,331,341
Ω	BAIOO Family Interactive Ltd.	372,000	20,224
	Bank of Beijing Co. Ltd., Class A	86,800	59,448
	Bank of Changsha Co. Ltd., Class A	58,200	68,878
	Bank of Chengdu Co. Ltd., Class A	60,600	120,462
	Bank of China Ltd., Class H	12,469,000	4,979,594
	Bank of Chongqing Co. Ltd., Class H	188,500	106,971
	Bank of Communications Co. Ltd., Class H	1,498,000	967,558
	Bank of Guiyang Co. Ltd., Class A	65,936	53,838
	Bank of Hangzhou Co. Ltd., Class A	36,000	65,341
	Bank of Jiangsu Co. Ltd., Class A	110,780	123,455
	Bank of Nanjing Co. Ltd., Class A	74,622	101,533
	Bank of Ningbo Co. Ltd., Class A	50,010	198,030
	Bank of Shanghai Co. Ltd., Class A	70,000	63,507
	Bank of Suzhou Co. Ltd., Class A	33,130	35,991
*	Bank of Tianjin Co. Ltd., Class H	54,000	12,873
*Ω	Bank of Zhengzhou Co. Ltd., Class H	43,560	6,001
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	15,900	11,198
*	Baoye Group Co. Ltd., Class H	66,000	35,257
*	Baozun, Inc., Sponsored ADR	13,006	60,218
#*	Baozun, Inc., Class A	14,300	21,817
	Beibuwan Port Co. Ltd., Class A	31,000	38,392
#*	BeiGene Ltd., ADR	1,193	304,167
*	BeiGene Ltd.	17,800	349,307
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	16,700	27,156
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	2,860	18,031
	Beijing Capital Development Co. Ltd., Class A	56,800	36,708
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	148,370	64,351
*	Beijing Capital International Airport Co. Ltd., Class H	252,000	196,320
	Beijing Career International Co. Ltd., Class A	3,100	18,234
	Beijing Certificate Authority Co. Ltd., Class A	3,150	15,036
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	13,000	33,227
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	36,857	37,663

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Easpring Material Technology Co. Ltd., Class A	3,721	$28,849
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	12,000	59,016
*	Beijing Energy International Holding Co. Ltd.	1,748,000	43,371
	Beijing Enlight Media Co. Ltd., Class A	43,400	64,128
	Beijing Enterprises Holdings Ltd.	144,000	597,598
	Beijing Enterprises Water Group Ltd.	1,268,000	321,991
	Beijing Haixin Energy Technology Co. Ltd., Class A	42,100	22,037
*	Beijing Hezong Science & Technology Co. Ltd., Class A	28,200	19,209
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	2,188	84,391
*	Beijing Jetsen Technology Co. Ltd., Class A.	107,200	108,002
	Beijing Kingsoft Office Software, Inc., Class A	1,236	78,746
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	4,200	21,868
	Beijing North Star Co. Ltd., Class H	198,000	22,711
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	46,300	12,982
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	41,200	68,239
	Beijing Roborock Technology Co. Ltd., Class A	1,186	51,990
	Beijing Shiji Information Technology Co. Ltd., Class A	14,516	40,213
	Beijing Sinnet Technology Co. Ltd., Class A	49,200	87,639
	Beijing SL Pharmaceutical Co. Ltd., Class A.	19,200	26,365
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	35,700	28,899
	Beijing Strong Biotechnologies, Inc., Class A	7,900	26,708
	Beijing SuperMap Software Co. Ltd., Class A	7,000	21,481
	Beijing Tiantan Biological Products Corp. Ltd., Class A	12,360	47,918
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	128,000	261,550
	Beijing Tongrentang Co. Ltd., Class A	4,800	40,346
	Beijing Ultrapower Software Co. Ltd., Class A	36,401	72,317
	Beijing United Information Technology Co. Ltd., Class A	4,850	42,150
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	38,000	12,373
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	5,195	78,797
*	Beijing Watertek Information Technology Co. Ltd., Class A	40,200	18,303
	Beijing Yanjing Brewery Co. Ltd., Class A	16,300	30,837
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,800	49,143
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	20,520	35,228
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	120,100	94,250
	Beken Corp., Class A	3,600	15,279
	Bestsun Energy Co. Ltd., Class A	28,200	17,436
	Bethel Automotive Safety Systems Co. Ltd., Class A	4,600	42,654
	Betta Pharmaceuticals Co. Ltd., Class A	4,300	42,337
	BGI Genomics Co. Ltd., Class A	5,400	48,445
	Biem.L.Fdlkk Garment Co. Ltd., Class A	11,576	60,273
*	Bilibili, Inc., Class Z	21,960	446,736
	Black Peony Group Co. Ltd., Class A	20,700	19,975
	Bloomage Biotechnology Corp. Ltd., Class A	1,609	23,131
Ω	Blue Moon Group Holdings Ltd.	96,500	57,410
*	Blue Sail Medical Co. Ltd., Class A	24,900	27,442
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	89,200	168,689
Ω	BOC Aviation Ltd.	36,500	289,298
	BOC International China Co. Ltd., Class A	18,400	28,582
	BOE Technology Group Co. Ltd., Class A	586,700	340,941
	BOE Varitronix Ltd.	97,000	158,652
*	Bohai Leasing Co. Ltd., Class A	149,500	47,537
	Bosideng International Holdings Ltd.	1,152,000	568,140
	Bright Dairy & Food Co. Ltd., Class A	29,900	46,682
	BrightGene Bio-Medical Technology Co. Ltd., Class A	6,773	23,541
††	Brilliance China Automotive Holdings Ltd.	716,000	300,979
	B-Soft Co. Ltd., Class A	12,870	15,996
	BTG Hotels Group Co. Ltd., Class A	5,800	18,153

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*	Burning Rock Biotech Ltd., ADR	5,610	$17,447
	BYD Co. Ltd., Class H	46,500	1,410,170
	BYD Electronic International Co. Ltd.	189,500	574,704
	By-health Co. Ltd., Class A	19,900	68,609
	C C Land Holdings Ltd.	321,000	67,123
	C&D International Investment Group Ltd.	170,346	524,603
	Cabbeen Fashion Ltd.	59,000	7,062
	Caitong Securities Co. Ltd., Class A	53,950	60,542
	Camel Group Co. Ltd., Class A	34,000	46,886
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	52,600	33,524
	Canmax Technologies Co. Ltd., Class A	8,900	62,625
	Canny Elevator Co. Ltd., Class A	12,500	15,369
#Ω	CanSino Biologics, Inc., Class H	22,200	105,213
	Capinfo Co. Ltd., Class H	204,000	9,108
*	Capital Environment Holdings Ltd.	1,184,000	21,097
	Castech, Inc., Class A	9,600	37,223
	CECEP Solar Energy Co. Ltd., Class A	67,000	67,438
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	32,100	12,108
	CECEP Wind-Power Corp., Class A	218,530	120,685
	Central China Management Co. Ltd.	227,000	14,211
	Central China Securities Co. Ltd., Class H	402,000	63,611
	CETC Cyberspace Security Technology Co. Ltd., Class A	4,200	19,742
	CETC Digital Technology Co. Ltd., Class A	5,330	18,333
	CGN Nuclear Technology Development Co. Ltd., Class A	22,300	24,570
Ω	CGN Power Co. Ltd., Class H	1,287,000	339,849
	Changchun Faway Automobile Components Co. Ltd., Class A	11,474	13,453
	Changchun High & New Technology Industry Group, Inc., Class A	2,800	65,979
	Changjiang Securities Co. Ltd., Class A.	39,100	32,054
#*Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	12,000	5,305
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	2,500	39,586
*	Chanjet Information Technology Co. Ltd., Class H.	26,100	17,738
	Chaowei Power Holdings Ltd.	107,000	22,587
	Chaozhou Three-Circle Group Co. Ltd., Class A	14,200	62,115
*	Cheetah Mobile, Inc., ADR	487	1,066
*	Chen Lin Education Group Holdings Ltd.	66,000	17,494
*	Cheng De Lolo Co. Ltd., Class A	40,100	52,304
	Chengdu ALD Aviation Manufacturing Corp., Class A	4,800	16,522
	Chengdu CORPRO Technology Co. Ltd., Class A	8,000	26,829
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,200	18,805
	Chengdu Galaxy Magnets Co. Ltd., Class A	7,300	17,152
	Chengdu Hongqi Chain Co. Ltd., Class A	25,300	22,808
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	9,200	22,183
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	7,600	20,319
	Chengdu Kanghua Biological Products Co. Ltd., Class A	1,200	14,958
	Chengdu Wintrue Holding Co. Ltd., Class A	31,800	47,470
	Chengdu Xingrong Environment Co. Ltd., Class A	54,100	40,815
	Chengtun Mining Group Co. Ltd., Class A	66,800	50,681
	Chenguang Biotech Group Co. Ltd., Class A	10,000	26,646
	Chengxin Lithium Group Co. Ltd., Class A.	13,000	59,738
*	Chengzhi Co. Ltd., Class A	35,500	42,242
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	23,000	55,228
	China Aircraft Leasing Group Holdings Ltd.	117,000	73,403
*	China Anchu Energy Storage Group Ltd.	281,000	18,621
	China Automotive Engineering Research Institute Co. Ltd., Class A	15,600	50,249
	China Baoan Group Co. Ltd., Class A	20,300	31,325
	China Bester Group Telecom Co. Ltd., Class A	4,900	9,943
	China BlueChemical Ltd., Class H	454,000	120,006
Ω	China Bohai Bank Co. Ltd., Class H	225,500	37,392
	China CAMC Engineering Co. Ltd., Class A	19,900	40,522

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China CITIC Bank Corp. Ltd., Class H	1,486,000	$803,874
	China Communications Services Corp. Ltd., Class H	760,000	416,453
*	China Conch Environment Protection Holdings Ltd	330,500	103,115
	China Conch Venture Holdings Ltd.	448,000	714,795
	China Construction Bank Corp., Class H	7,699,000	5,146,982
	China CSSC Holdings Ltd., Class A	25,400	95,280
	China Datang Corp. Renewable Power Co. Ltd., Class H	798,000	309,903
	China Design Group Co. Ltd., Class A	16,900	23,278
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	834,000	117,062
	China Dongxiang Group Co. Ltd.	754,000	29,935
#Ω	China East Education Holdings Ltd.	50,000	25,032
	China Electronics Huada Technology Co. Ltd.	214,000	31,199
	China Electronics Optics Valley Union Holding Co. Ltd	776,000	35,141
	China Energy Engineering Corp. Ltd., Class H	416,000	62,727
	China Everbright Bank Co. Ltd., Class H	693,000	221,940
Ω	China Everbright Greentech Ltd.	99,000	19,097
	China Everbright Ltd.	458,000	328,968
Ω	China Feihe Ltd.	714,000	482,156
	China Film Co. Ltd., Class A.	20,400	47,635
	China Foods Ltd.	204,000	74,933
	China Galaxy Securities Co. Ltd., Class H	837,500	454,888
	China Gas Holdings Ltd.	900,800	1,158,852
	China Gold International Resources Corp. Ltd.	47,700	243,375
*	China Grand Automotive Services Group Co. Ltd., Class A	48,065	14,730
	China Great Wall Securities Co. Ltd., Class A.	30,800	38,900
	China Greatwall Technology Group Co. Ltd., Class A	21,800	36,554
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	35,400	59,692
*	China Harmony Auto Holding Ltd.	245,500	27,658
	China Harzone Industry Corp. Ltd., Class A	24,300	27,819
*	China High Speed Railway Technology Co. Ltd., Class A	45,900	15,718
*	China High Speed Transmission Equipment Group Co. Ltd	109,000	39,838
Ω	China International Capital Corp. Ltd., Class H	334,400	702,662
	China International Marine Containers Group Co. Ltd., Class H	215,490	139,257
#	China Isotope & Radiation Corp.	18,600	40,059
	China Jinmao Holdings Group Ltd.	1,769,414	330,564
	China Jushi Co. Ltd., Class A	122,071	257,367
	China Lesso Group Holdings Ltd.	340,000	293,938
	China Life Insurance Co. Ltd., Class H	236,000	453,393
	China Lilang Ltd.	145,000	78,768
*Ω	China Literature Ltd.	133,800	618,167
*††	China Maple Leaf Educational Systems Ltd	82,000	700
	China Medical System Holdings Ltd.	716,000	1,188,645
	China Meheco Co. Ltd., Class A	29,820	61,339
	China Meidong Auto Holdings Ltd.	14,000	21,725
	China Mengniu Dairy Co. Ltd.	357,000	1,441,056
	China Merchants Bank Co. Ltd., Class H	547,000	2,640,436
	China Merchants Energy Shipping Co. Ltd., Class A	38,400	36,824
	China Merchants Land Ltd	606,000	37,426
	China Merchants Port Holdings Co. Ltd.	402,704	597,541
	China Merchants Property Operation & Service Co. Ltd., Class A	15,947	35,762
Ω	China Merchants Securities Co. Ltd., Class H	94,940	96,372
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	68,000	134,141
	China Minsheng Banking Corp. Ltd., Class H	864,000	317,386
	China National Accord Medicines Corp. Ltd., Class A	9,300	87,339
	China National Chemical Engineering Co. Ltd., Class A	87,700	134,319
	China National Medicines Corp. Ltd., Class A	12,300	73,444
	China National Nuclear Power Co. Ltd., Class A	299,600	298,953
	China National Software & Service Co. Ltd., Class A	5,070	41,765

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	31,400	$23,912
	China Nonferrous Mining Corp. Ltd.	282,000	144,318
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	37,849	137,863
*	China Nuclear Energy Technology Corp. Ltd.	326,000	18,083
	China Oilfield Services Ltd., Class H	510,000	599,874
	China Overseas Grand Oceans Group Ltd.	601,638	348,230
	China Overseas Land & Investment Ltd.	756,000	1,917,324
	China Pacific Insurance Group Co. Ltd., Class H	521,000	1,556,244
	China Publishing & Media Co. Ltd., Class A	22,400	32,281
	China Railway Group Ltd., Class H	707,000	543,569
	China Railway Hi-tech Industry Co. Ltd., Class A.	27,400	42,088
Ω	China Railway Signal & Communication Corp. Ltd., Class H	464,000	217,903
	China Railway Tielong Container Logistics Co. Ltd., Class A	28,100	25,349
*	China Rare Earth Holdings Ltd.	436,000	26,451
*	China Rare Earth Resources & Technology Co. Ltd., Class A	6,200	30,323
#Ω	China Renaissance Holdings Ltd.	58,300	53,995
	China Resources Beer Holdings Co. Ltd.	138,000	1,066,019
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	4,200	23,044
	China Resources Gas Group Ltd.	464,000	1,464,540
	China Resources Land Ltd.	638,000	2,971,010
	China Resources Medical Holdings Co. Ltd.	52,000	48,559
	China Resources Microelectronics Ltd., Class A	4,846	40,160
Ω	China Resources Pharmaceutical Group Ltd.	543,500	539,892
	China Risun Group Ltd.	212,000	99,238
*	China Ruyi Holdings Ltd.	2,592,000	630,960
	China Science Publishing & Media Ltd., Class A	7,400	44,424
	China Shineway Pharmaceutical Group Ltd.	93,000	97,152
#*	China Shuifa Singyes Energy Holdings Ltd.	142,000	12,714
*	China Silver Group Ltd.	618,000	33,125
*	China South City Holdings Ltd.	1,382,000	89,991
	China South Publishing & Media Group Co. Ltd., Class A	33,100	66,202
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd., Class A	40,400	39,820
	China State Construction Engineering Corp. Ltd., Class A	366,183	347,825
	China State Construction International Holdings Ltd.	514,000	639,057
	China Sunshine Paper Holdings Co. Ltd.	222,000	77,490
	China Suntien Green Energy Corp. Ltd., Class H	630,000	275,989
	China Taiping Insurance Holdings Co. Ltd.	664,800	763,624
	China Testing & Certification International Group Co. Ltd., Class A	11,256	19,235
	China Tianying, Inc., Class A	55,800	37,345
	China Tourism Group Duty Free Corp. Ltd., Class A	10,241	238,931
Ω	China Tower Corp. Ltd., Class H	10,408,000	1,328,303
	China Traditional Chinese Medicine Holdings Co. Ltd.	436,000	238,343
*	China TransInfo Technology Co. Ltd., Class A	40,500	85,138
*	China Travel International Investment Hong Kong Ltd.	58,000	12,377
	China Tungsten & Hightech Materials Co. Ltd., Class A	18,100	34,797
	China Union Holdings Ltd., Class A	17,000	10,410
	China Vanke Co. Ltd., Class H	578,304	904,059
	China Water Affairs Group Ltd.	166,000	133,051
	China West Construction Group Co. Ltd., Class A	25,800	33,710
*††	China Wood Optimization Holding Ltd.	84,000	1,806
	China World Trade Center Co. Ltd., Class A	4,000	10,718
	China Yangtze Power Co. Ltd., Class A	200,697	634,504
	China Yongda Automobiles Services Holdings Ltd.	306,500	206,124
*	China ZhengTong Auto Services Holdings Ltd.	737,000	57,559
	China Zhenhua Group Science & Technology Co. Ltd., Class A	5,000	64,969
*	China Zheshang Bank Co. Ltd., Class H	326,000	116,820
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	23,100	9,312

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	China Zhongwang Holdings Ltd.	437,200	$17,544
	Chinasoft International Ltd.	778,000	518,648
*	Chindata Group Holdings Ltd., ADR	30,753	194,051
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	34,600	89,294
	Chongqing Brewery Co. Ltd., Class A	8,566	129,128
	Chongqing Changan Automobile Co. Ltd., Class A	51,700	89,178
	Chongqing Department Store Co. Ltd., Class A	5,700	24,345
*	Chongqing Dima Industry Co. Ltd., Class A	50,600	13,085
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	37,896	97,174
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	14,500	54,025
	Chongqing Machinery & Electric Co. Ltd., Class H	328,000	26,822
	Chongqing Rural Commercial Bank Co. Ltd., Class H	650,000	251,244
	Chongqing Zhifei Biological Products Co. Ltd., Class A	15,100	177,748
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,000	15,858
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	20,000	21,986
	Chow Tai Seng Jewellery Co. Ltd., Class A	29,150	71,302
	CIFI Ever Sunshine Services Group Ltd.	406,000	157,752
	CIMC Enric Holdings Ltd.	192,000	176,847
Ω	CIMC Vehicles Group Co. Ltd., Class H	24,500	25,412
	Cinda Real Estate Co. Ltd., Class A	34,100	22,107
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	25,408
	CITIC Securities Co. Ltd., Class H	348,350	733,486
*	Citychamp Watch & Jewellery Group Ltd.	440,000	66,187
*	CMGE Technology Group Ltd.	384,000	124,363
	CMOC Group Ltd., Class H	1,458,000	893,786
	CMST Development Co. Ltd., Class A	59,100	51,694
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	69,890	63,755
	CNOOC Energy Technology & Services Ltd., Class A	70,800	37,818
	CNSIG Inner Mongolia Chemical Industry Co. Ltd	26,800	54,323
	COFCO Biotechnology Co. Ltd., Class A	64,200	73,212
	Comba Telecom Systems Holdings Ltd.	470,000	91,981
	Concord New Energy Group Ltd.	2,630,000	234,911
*	Confidence Intelligence Holdings Ltd.	10,000	30,118
	Consun Pharmaceutical Group Ltd.	52,000	33,806
	Contemporary Amperex Technology Co. Ltd., Class A	26,820	897,467
	COSCO SHIPPING Holdings Co. Ltd., Class H	536,550	623,213
	COSCO SHIPPING International Hong Kong Co. Ltd.	214,000	68,188
	COSCO SHIPPING Ports Ltd.	297,585	195,810
*	Cosmopolitan International Holdings Ltd.	376,000	69,994
	Country Garden Holdings Co. Ltd.	3,496,537	900,707
	Country Garden Services Holdings Co. Ltd.	130,000	204,302
	CPMC Holdings Ltd.	269,000	153,639
*	CPT Technology Group Co. Ltd., Class A	47,400	13,358
	CQ Pharmaceutical Holding Co. Ltd., Class A	59,800	67,753
*	Crazy Sports Group Ltd.	1,092,000	26,403
	CRRC Corp. Ltd., Class H	532,000	344,258
Ω	CSC Financial Co. Ltd., Class H	279,500	284,533
	CSG Holding Co. Ltd., Class A	66,910	63,585
*	CSG Smart Science&Technology Co. Ltd., Class A	24,500	24,795
	CSSC Hong Kong Shipping Co. Ltd.	62,000	10,692
	CTS International Logistics Corp. Ltd., Class A	33,000	47,627
	Daan Gene Co. Ltd., Class A	29,780	67,038
Ω	Dali Foods Group Co. Ltd.	377,500	157,099
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	28,600	20,870
	Dalipal Holdings Ltd.	30,000	11,088
	Daqin Railway Co. Ltd., Class A	60,100	66,855
	Dashang Co. Ltd., Class A	7,400	21,199
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	22,264	110,795
	Dazzle Fashion Co. Ltd., Class A	7,100	16,284

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	DBG Technology Co. Ltd., Class A	7,300	$10,820
	DeHua TB New Decoration Materials Co. Ltd., Class A	28,100	44,089
*	Deppon Logistics Co. Ltd., Class A	7,400	17,949
	Dexin China Holdings Co. Ltd.	203,000	14,552
	DHC Software Co. Ltd., Class A	56,800	63,886
	Dian Diagnostics Group Co. Ltd., Class A	26,300	102,956
#	Differ Group Auto Ltd.	756,000	12,843
	Digital China Group Co. Ltd., Class A	11,648	44,940
	Digital China Holdings Ltd.	337,000	139,997
	Digital China Information Service Co. Ltd., Class A	17,500	34,103
	Do-Fluoride Chemicals Co. Ltd., Class A	44,100	129,627
	Dong-E-E-Jiao Co. Ltd., Class A	7,500	55,778
	Dongfang Electric Corp. Ltd., Class H	102,000	144,531
	Dongfang Electronics Co. Ltd., Class A	28,400	36,903
	Dongfeng Motor Group Co. Ltd., Class H	430,000	205,734
	Dongguan Aohai Technology Co. Ltd., Class A	2,910	11,912
	Dongguan Development Holdings Co. Ltd., Class A	19,700	28,414
	Dongjiang Environmental Co. Ltd., Class H	26,000	8,455
	Dongxing Securities Co. Ltd., Class A	50,235	60,521
	Dongyue Group Ltd.	203,000	206,576
*	DouYu International Holdings Ltd., ADR	45,019	49,971
	Dynagreen Environmental Protection Group Co. Ltd., Class H	148,000	53,254
	East Group Co. Ltd., Class A	33,500	42,504
	East Money Information Co. Ltd., Class A	52,555	122,474
	Ecovacs Robotics Co. Ltd., Class A	8,200	82,524
	Edan Instruments, Inc., Class A	12,500	28,188
	Edifier Technology Co. Ltd., Class A	15,400	44,562
	EEKA Fashion Holdings Ltd.	64,000	90,067
	Electric Connector Technology Co. Ltd., Class A	6,000	26,808
*	Elion Energy Co. Ltd., Class A	87,620	51,987
	ENN Energy Holdings Ltd.	137,700	1,888,088
	Eoptolink Technology, Inc.Ltd., Class A	4,765	47,610
	Era Co. Ltd., Class A	28,400	21,288
	Essex Bio-technology Ltd.	88,000	40,987
	Eternal Asia Supply Chain Management Ltd., Class A	97,000	76,828
#	EVA Precision Industrial Holdings Ltd	320,000	35,678
	Eve Energy Co. Ltd., Class A	4,700	44,588
Ω	Everbright Securities Co. Ltd., Class H	64,400	47,765
*Ω	Everest Medicines Ltd.	45,000	81,900
*	Fangda Carbon New Material Co. Ltd., Class A	44,220	41,247
	Fangda Special Steel Technology Co. Ltd., Class A	79,310	61,172
	Fanhua, Inc., Sponsored ADR	11,175	92,194
#	Far East Horizon Ltd.	457,000	411,127
	FAW Jiefang Group Co. Ltd	30,600	36,013
	FAWER Automotive Parts Co. Ltd., Class A	49,400	33,265
	Fibocom Wireless, Inc., Class A	12,450	45,174
*	FIH Mobile Ltd.	782,000	81,979
	Financial Street Holdings Co. Ltd., Class A	51,600	37,578
	Financial Street Property Co. Ltd., Class H	13,000	4,551
	FinVolution Group, ADR	14,215	56,576
	First Capital Securities Co. Ltd., Class A	38,800	33,224
	First Tractor Co. Ltd., Class H	64,000	34,078
	Focus Media Information Technology Co. Ltd., Class A	229,800	214,004
	Foryou Corp.	4,300	17,605
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	30,231	308,757
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	11,400	14,182
*	Founder Holdings Ltd.	332,000	22,869
	Founder Securities Co. Ltd., Class A	49,800	50,420
	Foxconn Industrial Internet Co. Ltd., Class A	109,100	254,161

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	FriendTimes, Inc.	212,000	$26,755
	Fu Shou Yuan International Group Ltd.	344,000	279,170
*	Fuan Pharmaceutical Group Co. Ltd., Class A	25,500	15,806
	Fujian Boss Software Development Co. Ltd., Class A	12,450	35,250
	Fujian Funeng Co. Ltd., Class A	31,700	53,876
	Fujian Longking Co. Ltd., Class A	16,500	39,686
	Fujian Star-net Communication Co. Ltd., Class A	7,000	21,472
*	Fulin Precision Co. Ltd., Class A	7,000	10,311
#*	Fullshare Holdings Ltd.	4,777,500	61,510
	Fulongma Group Co. Ltd., Class A	8,100	11,627
	Fulu Holdings Ltd.	15,000	9,182
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	106,800	434,492
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	6,200	33,172
Ω	Ganfeng Lithium Group Co. Ltd., Class H	53,960	356,015
	Gansu Shangfeng Cement Co. Ltd., Class A	30,240	49,150
	Gaona Aero Material Co. Ltd., Class A	3,900	21,469
	G-bits Network Technology Xiamen Co. Ltd., Class A	2,300	174,046
	GCL Energy Technology Co. Ltd.	44,100	90,681
*	GCL New Energy Holdings Ltd.	133,799	8,891
*	GCL System Integration Technology Co. Ltd., Class A	33,300	14,723
*	GDS Holdings Ltd., Class A	168,800	326,829
	Geely Automobile Holdings Ltd.	1,285,000	1,595,255
	GEM Co. Ltd., Class A	42,600	43,283
	Gemdale Corp., Class A	39,100	46,133
	Gemdale Properties & Investment Corp. Ltd.	1,780,000	118,217
Ω	Genertec Universal Medical Group Co. Ltd.	245,000	163,012
*	Genimous Technology Co. Ltd., Class A	36,800	34,906
	Getein Biotech, Inc., Class A	9,212	18,958
	GF Securities Co. Ltd., Class H	260,600	374,234
	Giant Network Group Co. Ltd., Class A	48,600	111,363
	GigaDevice Semiconductor, Inc., Class A	3,560	55,955
*	Ginlong Technologies Co. Ltd., Class A	2,950	48,605
	Glarun Technology Co. Ltd., Class A	17,900	41,724
*	Glorious Property Holdings Ltd.	323,000	3,129
*	Glory Health Industry Ltd.	222,000	5,038
	GoerTek, Inc., Class A	48,900	125,538
	Goke Microelectronics Co. Ltd., Class A	4,100	60,407
	Goldcard Smart Group Co. Ltd.	5,100	9,889
	GoldenHome Living Co. Ltd., Class A	3,640	18,653
	Goldenmax International Group Ltd., Class A	29,400	35,997
	Goldlion Holdings Ltd.	56,000	8,933
	Goldpac Group Ltd.	147,000	32,290
#*	GOME Retail Holdings Ltd.	804,000	10,755
*	Goodbaby International Holdings Ltd.	121,000	8,506
	GoodWe Technologies Co. Ltd., Class A.	832	31,310
*	Gosuncn Technology Group Co. Ltd., Class A	25,200	12,786
	Gotion High-tech Co. Ltd., Class A	10,400	41,388
*	Grand Baoxin Auto Group Ltd.	327,500	15,048
*	Grand Industrial Holding Group Co. Ltd.	8,200	9,616
	Grand Pharmaceutical Group Ltd., Class L	297,000	193,392
	Grandblue Environment Co. Ltd., Class A	10,000	29,036
*	Grandjoy Holdings Group Co. Ltd., Class A	70,700	37,375
	Great Wall Motor Co. Ltd., Class H	196,000	237,861
*	Greattown Holdings Ltd., Class A	55,700	25,038
*	Greatview Aseptic Packaging Co. Ltd.	325,000	72,634
	Gree Electric Appliances, Inc. of Zhuhai, Class A	27,017	153,558
	Gree Real Estate Co. Ltd., Class A	23,500	27,335
	Greenland Hong Kong Holdings Ltd.	234,000	17,959
	Greentown China Holdings Ltd.	407,000	489,151

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Greentown Management Holdings Co. Ltd.	200,000	$191,298
#	Greentown Service Group Co. Ltd.	452,000	277,671
	GRG Banking Equipment Co. Ltd., Class A	51,100	87,407
	GRG Metrology & Test Group Co. Ltd., Class A	3,900	12,763
	Guangdong Advertising Group Co. Ltd., Class A	52,400	44,200
	Guangdong Aofei Data Technology Co. Ltd., Class A	13,386	25,108
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	25,200	24,593
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,700	22,653
	Guangdong Dongpeng Holdings Co. Ltd.	14,700	17,629
	Guangdong Dowstone Technology Co. Ltd., Class A	16,800	31,873
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	15,200	16,877
	Guangdong Haid Group Co. Ltd., Class A	9,000	71,398
	Guangdong HEC Technology Holding Co. Ltd., Class A	49,200	55,278
	Guangdong Hongda Holdings Group Co. Ltd., Class A	11,200	48,387
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	21,600	10,429
	Guangdong Investment Ltd.	384,000	367,095
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	1,900	19,176
	Guangdong Provincial Expressway Development Co. Ltd., Class A	48,600	54,478
Ω	Guangdong South New Media Co. Ltd., Class A	3,000	21,332
	Guangdong Tapai Group Co. Ltd., Class A	20,900	24,482
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	18,700	44,134
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	14,700	47,172
*	Guangshen Railway Co. Ltd., Class H	192,000	44,879
	Guangxi Liugong Machinery Co. Ltd., Class A	58,800	64,751
	Guangxi LiuYao Group Co. Ltd., Class A	9,500	32,708
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	46,200	17,424
	Guangzhou Automobile Group Co. Ltd., Class H	300,800	187,734
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	31,500	71,416
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	62,000	203,678
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	6,300	47,473
	Guangzhou Haige Communications Group, Inc. Co., Class A	38,900	55,406
	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	22,900	21,729
	Guangzhou KDT Machinery Co. Ltd., Class A	8,400	20,132
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	9,500	112,378
	Guangzhou Restaurant Group Co. Ltd., Class A	12,136	53,791
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	7,000	66,763
Ω	Guangzhou Tinci Materials Technology Co. Ltd., Class A	18,180	112,314
	Guangzhou Wondfo Biotech Co. Ltd., Class A	11,115	48,351
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	45,642	45,474
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	10,900	14,757
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	18,700	21,931
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	62,500	43,977
	Guizhou Zhenhua E-chem, Inc., Class A	4,330	22,045
*	Guocheng Mining Co. Ltd., Class A	19,900	51,872
	Guomai Technologies, Inc., Class A	11,900	13,365
	Guosen Securities Co. Ltd., Class A	27,640	37,599
Ω	Guotai Junan Securities Co. Ltd., Class H	44,000	56,695
*	H World Group Ltd.	107,400	502,388
	Haier Smart Home Co. Ltd., Class A	36,800	126,239
	Haier Smart Home Co. Ltd., Class H	485,199	1,581,545
*	Hainan Meilan International Airport Co. Ltd., Class H	32,000	66,358
	Hainan Poly Pharm Co. Ltd., Class A	3,200	9,766
*	Hainan Ruize New Building Material Co. Ltd., Class A	24,800	12,611
	Haitian International Holdings Ltd	188,000	488,477
	Haitong Securities Co. Ltd., Class H.	872,000	579,188
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	414,000	46,986
*	Hand Enterprise Solutions Co. Ltd., Class A	25,700	40,072
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	17,400	47,731

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hangcha Group Co. Ltd., Class A	23,148	$71,403
	Hangjin Technology Co. Ltd., Class A	24,100	140,705
	Hangxiao Steel Structure Co. Ltd., Class A	31,000	19,908
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	63,300	84,274
*	Hangzhou Century Co. Ltd., Class A	16,300	11,688
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,083	21,481
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	8,000	56,620
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	4,200	33,049
	Hangzhou Lion Electronics Co. Ltd., Class A	5,500	36,728
	Hangzhou Onechance Tech Corp., Class A	4,960	21,566
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	15,900	92,408
	Hangzhou Robam Appliances Co. Ltd., Class A	18,000	67,802
	Hangzhou Silan Microelectronics Co. Ltd., Class A	11,500	54,804
	Hangzhou Tigermed Consulting Co. Ltd., Class A	1,100	14,476
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	23,900	199,092
	Han’s Laser Technology Industry Group Co. Ltd., Class A	18,300	69,164
Ω	Hansoh Pharmaceutical Group Co. Ltd.	132,000	240,808
	Haohua Chemical Science & Technology Co. Ltd., Class A	3,450	19,416
*Ω	Harbin Bank Co. Ltd., Class H	201,000	6,926
	Harbin Boshi Automation Co. Ltd., Class A	11,300	27,118
*	Harbin Electric Co. Ltd., Class H	160,000	71,336
	HBIS Resources Co. Ltd., Class A	30,300	60,812
	Health & Happiness H&H International Holdings Ltd	100,500	172,103
*	Healthcare Co. Ltd., Class A	5,800	8,552
	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	21,900	16,520
*	Hebei Construction Group Corp. Ltd., Class H	143,000	14,791
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	19,000	88,610
	Hefei Meiya Optoelectronic Technology, Inc., Class A	19,630	77,029
	Hefei Urban Construction Development Co. Ltd., Class A	10,300	9,835
#	Hello Group, Inc., Sponsored ADR	39,936	333,865
	Henan Lingrui Pharmaceutical Co., Class A	21,600	52,173
	Henan Pinggao Electric Co. Ltd., Class A	29,800	49,492
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,520	26,004
*	Henan Yicheng New Energy Co. Ltd., Class A	45,700	35,241
	Henan Yuguang Gold & Lead Co. Ltd., Class A	27,100	25,027
	Henan Zhongyuan Expressway Co. Ltd., Class A	41,000	20,199
*	Hengdeli Holdings Ltd.	372,000	6,744
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	23,159	63,626
	Hengli Petrochemical Co. Ltd., Class A	59,100	135,052
	Hengtong Optic-electric Co. Ltd., Class A	15,700	33,077
	Hengyi Petrochemical Co. Ltd., Class A	56,134	62,196
	Hesteel Co. Ltd., Class A	100,275	33,469
	Hexing Electrical Co. Ltd., Class A	10,500	32,811
#*Ω	Hi Sun Technology China Ltd.	693,000	65,481
	Hisense Home Appliances Group Co. Ltd., Class H	103,000	238,278
	Hithink RoyalFlush Information Network Co. Ltd., Class A	4,500	116,085
	Homeland Interactive Technology Ltd.	104,000	22,170
*	Hongda Xingye Co. Ltd., Class A	35,600	13,165
	Hongfa Technology Co. Ltd., Class A	14,980	67,748
*	Honghua Group Ltd.	1,048,000	27,036
*	Hongli Zhihui Group Co. Ltd., Class A	10,900	11,178
*††Ω	Honworld Group Ltd.	22,500	2,188
*Ω	Hope Education Group Co. Ltd.	660,000	50,673
*	Hopefluent Group Holdings Ltd.	70,000	19,595
	Hopson Development Holdings Ltd.	247,566	220,130
	Hoyuan Green Energy Co. Ltd., Class A.	6,640	85,566
	Huaan Securities Co. Ltd., Class A	67,080	48,441
	Huadong Medicine Co. Ltd., Class A	19,000	113,808
	Huafon Chemical Co. Ltd., Class A	111,602	116,160

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Huafon Microfibre Shanghai Technology Co. Ltd.	44,308	$24,991
	Huafu Fashion Co. Ltd., Class A	29,500	13,130
	Huagong Tech Co. Ltd., Class A	13,600	65,607
	Hualan Biological Engineering, Inc., Class A	18,900	63,644
#*	Huanxi Media Group Ltd.	270,000	34,108
	Huapont Life Sciences Co. Ltd., Class A	52,633	40,160
Ω	Huatai Securities Co. Ltd., Class H	198,000	255,740
	Huaxi Securities Co. Ltd., Class A	35,340	45,174
	Huaxia Bank Co. Ltd., Class A	61,108	50,873
	Huayu Automotive Systems Co. Ltd., Class A	46,300	109,679
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	119,200	59,306
	Hubei Dinglong Co. Ltd., Class A	7,100	27,235
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	5,850	40,398
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	15,600	71,132
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	30,500	109,100
	Huishang Bank Corp. Ltd., Class H	60,000	19,084
	Huizhou Desay Sv Automotive Co. Ltd., Class A	3,300	49,352
	Humanwell Healthcare Group Co. Ltd., Class A	15,200	59,298
	Hunan Aihua Group Co. Ltd., Class A	8,100	25,989
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	41,200	20,242
	Hunan Gold Corp. Ltd., Class A	17,500	37,948
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	27,900	25,358
	Hunan Valin Steel Co. Ltd., Class A	78,100	59,608
	Hundsun Technologies, Inc., Class A	6,757	48,322
*	HUYA, Inc., ADR	32,142	104,461
*Ω	Hygeia Healthcare Holdings Co. Ltd.	48,000	353,722
*	Hytera Communications Corp. Ltd., Class A	32,700	28,302
*	HyUnion Holding Co. Ltd., Class A	18,400	19,682
*	IAT Automobile Technology Co. Ltd., Class A	12,200	21,217
*	IBO Technology Co. Ltd.	32,000	5,404
*Ω	iDreamSky Technology Holdings Ltd.	169,600	77,230
	Iflytek Co. Ltd., Class A	11,350	99,451
	IKD Co. Ltd., Class A	5,600	15,504
*	I-Mab, Sponsored ADR	902	2,778
Ω	IMAX China Holding, Inc.	28,200	27,432
	Imeik Technology Development Co. Ltd., Class A	1,300	102,243
	Industrial & Commercial Bank of China Ltd., Class H	9,272,000	4,988,373
	Industrial Bank Co. Ltd., Class A	106,100	264,294
	Industrial Securities Co. Ltd., Class A	161,057	156,560
	Infore Environment Technology Group Co. Ltd., Class A	78,200	59,890
*Ω	Ingdan, Inc.	144,000	28,812
	Ingenic Semiconductor Co. Ltd., Class A	1,600	20,471
*	Inkeverse Group Ltd.	336,000	46,824
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	123,200	32,435
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	17,800	22,426
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	48,377	206,577
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	68,100	72,312
*Ω	Innovent Biologics, Inc.	63,000	302,908
*	Inspur Digital Enterprise Technology Ltd.	162,000	79,609
	Inspur Electronic Information Industry Co. Ltd., Class A	15,900	94,611
*	Inspur Software Co. Ltd., Class A	8,100	18,895
#*	iQIYI, Inc., ADR	77,592	473,311
	IReader Technology Co. Ltd., Class A	11,800	42,526
*	IRICO Group New Energy Co. Ltd., Class H	3,700	3,978
#	IVD Medical Holding Ltd.	192,000	33,816
	JA Solar Technology Co. Ltd., Class A	22,820	133,143
	Jade Bird Fire Co. Ltd., Class A	5,600	20,373
	Jafron Biomedical Co. Ltd., Class A	19,700	81,959
	Jason Furniture Hangzhou Co. Ltd., Class A	9,570	51,304

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	JCET Group Co. Ltd., Class A	38,800	$154,807
*Ω	JD Health International, Inc.	49,900	360,084
	JD.com, Inc., ADR	21,679	774,374
	JD.com, Inc., Class A	122,278	2,182,398
*	Jiajiayue Group Co. Ltd., Class A	9,900	21,118
	Jiangling Motors Corp. Ltd., Class A	11,000	21,808
*	Jiangnan Group Ltd.	1,124,000	55,950
	Jiangsu Azure Corp., Class A	25,600	41,200
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	21,200	23,942
	Jiangsu Cnano Technology Co. Ltd., Class A	8,230	64,173
	Jiangsu Eastern Shenghong Co. Ltd., Class A	34,100	62,472
	Jiangsu Expressway Co. Ltd., Class H	336,000	340,354
	Jiangsu Guotai International Group Co. Ltd., Class A	53,000	62,662
*	Jiangsu Guoxin Corp. Ltd., Class A	21,400	19,837
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	10,575	94,139
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	17,568	123,592
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	16,640	27,401
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	13,800	25,697
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	36,600	21,578
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	14,744	42,668
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,600	36,646
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	13,600	117,628
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	49,500	35,089
	Jiangsu Linyang Energy Co. Ltd., Class A	23,500	26,683
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	9,100	46,771
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	25,900	106,367
	Jiangsu Pacific Quartz Co. Ltd., Class A	2,600	44,602
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	24,000	41,632
	Jiangsu Shagang Co. Ltd., Class A	11,400	6,457
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	34,300	49,259
	Jiangsu Sopo Chemical Co., Class A	20,200	20,293
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	5,600	121,075
	Jiangsu Yangnong Chemical Co. Ltd., Class A	4,600	61,211
	Jiangsu Yoke Technology Co. Ltd., Class A	2,900	28,371
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	14,892	67,923
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	30,000	19,983
	Jiangsu Zhongtian Technology Co. Ltd., Class A	32,400	68,445
	Jiangxi Bank Co. Ltd., Class H	118,500	14,954
	Jiangxi Copper Co. Ltd., Class H	318,000	565,704
	Jiangxi Wannianqing Cement Co. Ltd., Class A	9,700	12,362
	Jiangzhong Pharmaceutical Co. Ltd., Class A	13,100	44,226
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	42,300	31,569
	Jiayou International Logistics Co. Ltd., Class A	9,646	39,066
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	17,561	43,113
*	Jilin Chemical Fibre, Class A	21,700	12,300
#	Jinchuan Group International Resources Co. Ltd.	1,448,000	103,740
	Jinduicheng Molybdenum Co. Ltd., Class A	31,100	50,460
	Jingjin Equipment, Inc., Class A	4,900	20,481
*††	Jingrui Holdings Ltd.	251,000	5,436
	Jinke Smart Services Group Co. Ltd., Class H	22,700	34,792
*	Jinlei Technology Co. Ltd., Class A	2,800	16,126
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	35,700	16,005
	JiuGui Liquor Co. Ltd., Class A	3,900	63,029
	Jiuzhitang Co. Ltd., Class A	17,600	33,367
	JL Mag Rare-Earth Co. Ltd., Class A.	5,440	21,932
	JNBY Design Ltd.	86,500	95,212
	Joinn Laboratories China Co. Ltd., Class A	10,760	77,069
	Jointown Pharmaceutical Group Co. Ltd., Class A	37,900	90,725
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	14,500	77,083

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Joy City Property Ltd.	552,000	$22,891
*	Joy Spreader Group, Inc.	205,000	23,823
	Joyoung Co. Ltd., Class A	9,850	23,185
#	JOYY, Inc., ADR	10,593	322,345
Ω	JS Global Lifestyle Co. Ltd.	430,500	381,670
	JSTI Group, Class A	47,100	44,449
*	Jutal Offshore Oil Services Ltd.	236,000	13,207
*Ω	JW Cayman Therapeutics Co. Ltd.	76,500	32,302
	JY Grandmark Holdings Ltd.	59,000	9,581
*	Kaiser China Cultural Co. Ltd., Class A	27,100	25,510
*	Kaishan Group Co. Ltd., Class A	12,100	29,121
*Ω	Kangda International Environmental Co. Ltd.	68,000	4,316
	Kangji Medical Holdings Ltd.	77,000	97,027
*	Kanzhun Ltd., ADR	6,300	116,487
	KBC Corp. Ltd., Class A	2,324	59,080
	Kehua Data Co. Ltd., Class A	7,300	44,313
	KingClean Electric Co. Ltd., Class A	7,480	29,258
	Kingfa Sci & Tech Co. Ltd., Class A	20,900	26,940
	Kingsoft Corp. Ltd.	263,000	1,156,075
*	Ko Yo Chemical Group Ltd.	972,000	18,830
	Konfoong Materials International Co. Ltd., Class A	2,900	30,847
	Konka Group Co. Ltd., Class A	20,600	14,119
	KPC Pharmaceuticals, Inc., Class A	15,500	47,256
	Kuang-Chi Technologies Co. Ltd., Class A	8,100	20,568
	Kunlun Tech Co. Ltd., Class A	42,175	397,244
	Kunming Yunnei Power Co. Ltd., Class A	44,500	15,433
	Kunshan Dongwei Technology Co. Ltd., Class A	1,535	18,695
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	12,200	11,542
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	2,200	22,742
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	4,600	8,926
	Kweichow Moutai Co. Ltd., Class A	10,700	2,723,806
*	KWG Group Holdings Ltd.	513,000	67,720
#	KWG Living Group Holdings Ltd.	268,500	36,450
*	Lakala Payment Co. Ltd., Class A	24,200	59,319
	Lao Feng Xiang Co. Ltd., Class A	11,000	107,008
	Laobaixing Pharmacy Chain JSC, Class A	14,990	75,516
*	Launch Tech Co. Ltd., Class H	20,500	5,688
	Lee & Man Paper Manufacturing Ltd.	168,000	71,411
	Lee’s Pharmaceutical Holdings Ltd.	56,000	10,707
Ω	Legend Holdings Corp., Class H	231,000	242,011
	Lenovo Group Ltd.	4,002,000	4,094,349
	Lens Technology Co. Ltd., Class A	46,400	78,253
*	Leo Group Co. Ltd., Class A	195,937	63,703
	Lepu Medical Technology Beijing Co. Ltd., Class A	14,700	50,771
*	LexinFintech Holdings Ltd., ADR	26,615	63,610
	Leyard Optoelectronic Co. Ltd., Class A	55,500	50,814
#*	Li Auto, Inc., ADR	29,401	690,923
	Li Ning Co. Ltd.	577,000	4,126,482
	Lianhe Chemical Technology Co. Ltd., Class A	21,900	38,016
	Liao Ning Oxiranchem, Inc., Class A	11,800	13,743
	Liaoning Cheng Da Co. Ltd., Class A	19,200	36,031
	Liaoning Port Co. Ltd., Class H	236,000	21,066
	Lier Chemical Co. Ltd., Class A	23,400	49,350
*	Lifetech Scientific Corp.	806,000	282,325
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	31,200	15,357
*	Lingyi iTech Guangdong Co., Class A	58,400	50,092
#	LK Technology Holdings Ltd.	90,999	93,070
	Loncin Motor Co. Ltd., Class A	22,800	15,825
	Long Yuan Construction Group Co. Ltd., Class A	42,900	30,883

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Longfor Group Holdings Ltd.	587,000	$1,606,325
	Longhua Technology Group Luoyang Co. Ltd., Class A	21,000	24,181
	Longshine Technology Group Co. Ltd., Class A	7,800	27,037
	Lonking Holdings Ltd.	620,000	109,929
	Luenmei Quantum Co. Ltd., Class A	46,100	40,797
	Luolai Lifestyle Technology Co. Ltd., Class A	22,700	41,790
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	17,700	18,094
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	4,200	24,769
	Lushang Health Industry Development Co. Ltd., Class A	15,200	24,083
	Luxi Chemical Group Co. Ltd., Class A	60,500	104,846
	Luxshare Precision Industry Co. Ltd., Class A	47,354	179,093
*Ω	Luye Pharma Group Ltd.	353,500	173,862
	Luzhou Laojiao Co. Ltd., Class A	11,809	385,873
#*	LVGEM China Real Estate Investment Co. Ltd.	90,000	19,571
	Maanshan Iron & Steel Co. Ltd., Class H	164,000	35,009
	Maccura Biotechnology Co. Ltd., Class A	9,800	23,270
	Mango Excellent Media Co. Ltd., Class A	35,705	185,237
*Ω	Maoyan Entertainment	146,400	162,968
	Maxscend Microelectronics Co. Ltd., Class A	4,900	72,018
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	7,100	26,846
*	Meilleure Health International Industry Group Ltd.	594,000	20,442
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	92,600	93,812
*Ω	Meitu, Inc.	772,500	216,026
*Ω	Meituan, Class B	212,410	3,630,182
	Metallurgical Corp. of China Ltd., Class H	768,000	234,333
	M-Grass Ecology & Environment Group Co. Ltd., Class A	48,300	24,218
	Midea Group Co. Ltd., Class A	64,900	532,684
Ω	Midea Real Estate Holding Ltd.	124,600	148,954
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	2,100	28,054
	Ming Yang Smart Energy Group Ltd., Class A	32,200	96,310
	Ming Yuan Cloud Group Holdings Ltd.	160,000	83,194
	Minmetals Land Ltd.	296,000	18,010
Ω	Minsheng Education Group Co. Ltd.	120,000	5,680
	MLS Co. Ltd., Class A	25,996	33,422
*	MMG Ltd.	1,120,000	409,812
*Ω	Mobvista, Inc.	93,000	46,304
	Monalisa Group Co. Ltd., Class A	8,100	20,140
	Montage Technology Co. Ltd., Class A	4,975	43,854
*	Montnets Cloud Technology Group Co. Ltd., Class A	11,200	24,289
*Ω	Mulsanne Group Holding Ltd.	50,000	14,064
	MYS Group Co. Ltd., Class A	30,100	14,788
	NanJi E-Commerce Co. Ltd., Class A	47,354	30,145
	Nanjing Hanrui Cobalt Co. Ltd., Class A	10,200	48,944
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	37,877	79,393
*	Nanjing Sample Technology Co. Ltd., Class H	64,000	32,798
	Nanjing Securities Co. Ltd., Class A	35,800	44,462
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	9,200	10,904
	Nanjing Yunhai Special Metals Co. Ltd., Class A	12,100	40,516
	Nantong Jianghai Capacitor Co. Ltd., Class A	11,400	33,068
	NARI Technology Co. Ltd., Class A	52,104	196,953
	NAURA Technology Group Co. Ltd., Class A	1,000	48,448
	NavInfo Co. Ltd., Class A	36,500	62,499
	NetDragon Websoft Holdings Ltd.	106,500	208,548
#	NetEase, Inc., ADR	30,627	2,729,784
	NetEase, Inc.	165,800	2,951,638
	Netjoy Holdings Ltd.	45,000	6,058
	New China Life Insurance Co. Ltd., Class H	352,000	1,007,968
	New Hope Dairy Co. Ltd., Class A	11,300	27,007
	Newland Digital Technology Co. Ltd., Class A	26,800	61,937

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Nexteer Automotive Group Ltd.	159,000	$89,133
	Ninestar Corp., Class A	9,600	54,931
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	8,400	39,487
	Ningbo Huaxiang Electronic Co. Ltd., Class A	8,076	15,307
*	Ningbo Joyson Electronic Corp., Class A	23,700	52,837
	Ningbo Orient Wires & Cables Co. Ltd., Class A	6,800	46,110
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	4,313	41,561
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	18,100	36,127
	Ningbo Tuopu Group Co. Ltd., Class A	3,700	27,139
	Ningbo Xusheng Group Co. Ltd., Class A	8,624	29,003
	Ningbo Zhoushan Port Co. Ltd., Class A	57,100	31,271
	Ningxia Baofeng Energy Group Co. Ltd., Class A	73,100	139,393
#*	NIO, Inc., ADR	66,847	526,086
#*	NIO, Inc., Class A	25,420	200,697
*	Niu Technologies, Sponsored ADR	8,367	31,125
*	Noah Holdings Ltd., Sponsored ADR	9,063	143,739
	Norinco International Cooperation Ltd., Class A	24,310	63,790
	North Huajin Chemical Industries Co. Ltd., Class A	46,290	46,797
	North Industries Group Red Arrow Co. Ltd., Class A	19,400	51,016
	Northeast Securities Co. Ltd., Class A	48,600	53,573
	Northking Information Technology Co. Ltd., Class A	6,100	30,638
	NSFOCUS Technologies Group Co. Ltd., Class A	10,900	20,007
*	NVC International Holdings Ltd.	569,000	4,639
	Ocean’s King Lighting Science & Technology Co. Ltd., Class A	10,000	12,905
*	Oceanwide Holdings Co. Ltd., Class A	44,300	5,503
*Ω	Ocumension Therapeutics	8,500	9,570
*	Offcn Education Technology Co. Ltd., Class A	30,700	21,818
	Offshore Oil Engineering Co. Ltd., Class A	113,459	110,519
*	OFILM Group Co. Ltd., Class A	18,500	12,749
	Olympic Circuit Technology Co. Ltd., Class C	10,400	26,487
	Oppein Home Group, Inc., Class A	3,700	61,629
	Opple Lighting Co. Ltd., Class A	18,600	56,006
	ORG Technology Co. Ltd., Class A	78,900	54,483
*	Orient Group, Inc., Class A	53,900	18,233
	Orient Overseas International Ltd.	23,500	477,454
?	Orient Securities Co. Ltd., Class H	150,400	89,787
	Oriental Energy Co. Ltd., Class A	55,000	70,362
	Oriental Pearl Group Co. Ltd., Class A	21,500	25,583
*	Ourpalm Co. Ltd., Class A	86,800	77,293
	Ovctek China, Inc., Class A	7,560	35,376
*	Overseas Chinese Town Asia Holdings Ltd.	64,000	5,502
	Pacific Online Ltd.	58,000	5,930
*	Pacific Securities Co. Ltd., Class A	76,500	30,113
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	10,300	34,985
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	68,600	41,672
	PAX Global Technology Ltd.	218,000	179,576
	PCI Technology Group Co. Ltd., Class A	27,700	28,132
*	PDD Holdings, Inc., ADR	22,738	1,549,595
	People.cn Co. Ltd., Class A	20,700	61,589
	People’s Insurance Co. Group of China Ltd. , Class H	1,248,000	490,838
	Perfect World Co. Ltd., Class A	37,500	118,984
Ω	Pharmaron Beijing Co. Ltd., Class H	32,700	141,768
*	Phoenix Media Investment Holdings Ltd.	112,000	4,440
	PICC Property & Casualty Co. Ltd., Class H	1,817,000	2,197,586
	Ping An Bank Co. Ltd., Class A	145,000	263,284
#*Ω	Ping An Healthcare & Technology Co. Ltd.	118,900	297,217
	Ping An Insurance Group Co. of China Ltd., Class H	919,500	6,708,231
	Poly Developments & Holdings Group Co. Ltd., Class A	69,200	139,133
	Poly Property Group Co. Ltd.	656,362	171,018

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Poly Property Services Co. Ltd., Class H	10,400	$64,324
#Ω	Postal Savings Bank of China Co. Ltd., Class H	993,000	647,428
	Pou Sheng International Holdings Ltd.	548,000	45,468
	Power Construction Corp. of China Ltd., Class A	110,299	122,688
	Proya Cosmetics Co. Ltd., Class A	4,580	111,170
*	PW Medtech Group Ltd.	171,000	11,384
*	Q Technology Group Co. Ltd.	127,000	62,255
	Qianhe Condiment & Food Co. Ltd., Class A	13,104	45,052
	Qifu Technology, Inc., ADR	27,190	479,632
	Qingdao East Steel Tower Stock Co. Ltd., Class A	34,800	40,557
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	10,300	22,031
	Qingdao Gon Technology Co. Ltd., Class A	8,200	29,262
	Qingdao Haier Biomedical Co. Ltd., Class A	1,896	18,910
	Qingdao Hanhe Cable Co. Ltd., Class A	69,900	41,112
	Qingdao Rural Commercial Bank Corp., Class A	91,100	38,173
	Qingdao Sentury Tire Co. Ltd., Class A	3,900	16,404
	Qingdao TGOOD Electric Co. Ltd., Class A	13,000	34,740
	Qingling Motors Co. Ltd., Class H	198,000	20,477
*	Qudian, Inc., Sponsored ADR	26,628	33,551
	Quectel Wireless Solutions Co. Ltd., Class A	4,557	51,496
#	Radiance Holdings Group Co. Ltd.	166,000	85,860
	Rainbow Digital Commercial Co. Ltd., Class A	13,600	12,227
*	Raisecom Technology Co. Ltd., Class A	8,200	8,898
	Raytron Technology Co. Ltd., Class A	3,725	27,877
	Realcan Pharmaceutical Group Co. Ltd., Class A	55,200	29,929
Ω	Red Star Macalline Group Corp. Ltd., Class H	26,200	11,807
#*Ω	Redco Properties Group Ltd.	274,000	46,425
*Ω	Remegen Co. Ltd., Class H	13,000	76,396
	Renhe Pharmacy Co. Ltd., Class A	50,100	47,731
	Renrui Human Resources Technology Holdings Ltd.	38,600	19,408
	Richinfo Technology Co. Ltd., Class A	12,500	49,685
*	Risen Energy Co. Ltd., Class A	9,900	35,588
*	RiseSun Real Estate Development Co. Ltd., Class A	149,700	34,414
	Riyue Heavy Industry Co. Ltd., Class A	12,800	40,119
	Road King Infrastructure Ltd.	72,000	28,690
	Rockchip Electronics Co. Ltd., Class A	2,100	22,278
	Rongsheng Petrochemical Co. Ltd., Class A	93,400	178,434
*	Roshow Technology Co. Ltd., Class A	26,494	29,494
	Runjian Co. Ltd., Class A	4,700	28,884
	Sai Micro Electronics, Inc., Class A	7,700	22,591
	SAIC Motor Corp. Ltd., Class A	46,200	94,378
	Sailun Group Co. Ltd., Class A	18,200	27,076
	Sanan Optoelectronics Co. Ltd., Class A	12,800	32,972
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	30,600	15,086
	Sangfor Technologies, Inc., Class A	1,600	27,562
	Sanquan Food Co. Ltd., Class A	18,800	45,639
	Sansure Biotech, Inc., Class A	5,033	13,635
	Sany Heavy Equipment International Holdings Co. Ltd.	312,000	413,835
	Sany Heavy Industry Co. Ltd., Class A	42,650	101,750
	Satellite Chemical Co. Ltd., Class A	61,703	126,599
*	Saurer Intelligent Technology Co. Ltd., Class A	14,600	5,490
	Sealand Securities Co. Ltd., Class A	99,400	50,146
*	Seazen Group Ltd.	534,285	114,851
*	Seazen Holdings Co. Ltd., Class A	34,226	73,630
	SF Holding Co. Ltd., Class A	38,524	314,290
	SG Micro Corp., Class A	4,200	75,406
	Shaan Xi Provincial Natural Gas Co. Ltd., Class A	21,800	24,098
	Shaanxi Construction Machinery Co. Ltd., Class A	30,400	22,230
	Shandong Bohui Paper Industrial Co. Ltd., Class A	37,730	34,847

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	23,600	$73,425
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	7,100	10,630
Ω	Shandong Gold Mining Co. Ltd., Class H	275,000	586,196
	Shandong Head Group Co. Ltd., Class A	3,200	9,147
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	17,100	75,694
	Shandong Hi-speed Co. Ltd., Class A	45,600	47,567
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	24,900	27,904
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	27,570	127,092
	Shandong Humon Smelting Co. Ltd., Class A	18,500	32,788
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	5,000	14,538
	Shandong Linglong Tyre Co. Ltd., Class A	8,500	27,074
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	16,800	5,735
	Shandong New Beiyang Information Technology Co. Ltd., Class A	14,800	15,999
	Shandong Pharmaceutical Glass Co. Ltd., Class A	11,600	41,230
	Shandong Publishing & Media Co. Ltd., Class A	13,900	23,270
	Shandong Sun Paper Industry JSC Ltd., Class A	24,500	40,317
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	706,800	1,206,077
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	32,000	27,976
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	109,100	48,574
	Shanghai AJ Group Co. Ltd., Class A	29,600	23,070
	Shanghai AtHub Co. Ltd., Class A	5,400	27,174
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	8,604	50,992
	Shanghai Baolong Automotive Corp., Class A	3,300	21,100
	Shanghai Baosight Software Co. Ltd., Class A	13,538	105,627
	Shanghai Belling Co. Ltd., Class A	9,900	26,994
	Shanghai Construction Group Co. Ltd., Class A	141,200	58,159
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	73,000	11,441
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	42,000	120,061
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	68,000	205,860
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	54,000	21,910
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	4,000	34,508
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	8,820	56,592
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	7,900	27,984
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	6,300	34,626
	Shanghai Industrial Development Co. Ltd., Class A	26,600	13,766
	Shanghai Industrial Holdings Ltd.	118,000	172,907
	Shanghai Industrial Urban Development Group Ltd.	504,600	31,237
*	Shanghai International Airport Co. Ltd., Class A	4,600	35,724
	Shanghai International Port Group Co. Ltd., Class A	65,900	54,583
	Shanghai Jahwa United Co. Ltd., Class A	9,800	41,457
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	24,600	41,653
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	6,400	23,104
	Shanghai Kinetic Medical Co. Ltd., Class A	17,000	17,415
	Shanghai Liangxin Electrical Co. Ltd., Class A	11,100	18,439
	Shanghai Lingang Holdings Corp. Ltd., Class A	21,840	38,826
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	19,648	28,640
	Shanghai M&G Stationery, Inc., Class A	14,300	95,821
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	21,300	44,134
	Shanghai Medicilon, Inc., Class A	2,118	45,972
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	788	19,725
	Shanghai Moons’ Electric Co. Ltd., Class A	4,100	23,095
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	218,000	443,188
	Shanghai Pioneer Holding Ltd.	172,000	56,839
	Shanghai Pudong Construction Co. Ltd., Class A	22,700	23,467
	Shanghai Pudong Development Bank Co. Ltd., Class A	117,900	129,486
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	12,880	97,366
	Shanghai RAAS Blood Products Co. Ltd., Class A	72,100	68,388
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	14,400	27,945
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	7,600	46,139

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	$25,823
	Shanghai Tunnel Engineering Co. Ltd., Class A	46,400	43,847
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	29,509	49,886
	Shanghai Wanye Enterprises Co. Ltd., Class A	18,100	53,638
	Shanghai Weaver Network Co. Ltd., Class A	2,160	23,574
	Shanghai Yaoji Technology Co. Ltd., Class A	6,900	34,426
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	72,600	83,947
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	34,300	77,516
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	33,900	26,107
	Shanxi Coking Co. Ltd., Class A	28,340	22,062
	Shanxi Securities Co. Ltd., Class A	47,230	40,174
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	59,400	34,343
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	9,440	339,165
	Shanying International Holding Co. Ltd., Class A	99,600	34,118
	Shede Spirits Co. Ltd., Class A	5,100	135,089
*	Shengda Resources Co. Ltd., Class A	21,100	57,243
	Shenghe Resources Holding Co. Ltd., Class A	47,000	93,746
*Ω	Shengjing Bank Co. Ltd., Class H	59,000	41,325
	Shengyi Technology Co. Ltd., Class A	25,500	59,183
	Shennan Circuits Co. Ltd., Class A	7,100	84,456
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	515,200	103,893
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	1,500	37,945
	Shenzhen Agricultural Products Group Co. Ltd., Class A	23,800	22,150
	Shenzhen Airport Co. Ltd., Class A	45,500	48,027
	Shenzhen Aisidi Co. Ltd., Class A	15,700	19,693
*	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	28,900	14,713
	Shenzhen Capchem Technology Co. Ltd., Class A	14,780	104,294
	Shenzhen Cereals Holdings Co. Ltd., Class A	18,500	20,313
	Shenzhen Changhong Technology Co. Ltd., Class A	3,800	9,633
	Shenzhen Click Technology Co. Ltd., Class A	9,300	20,151
*	Shenzhen Comix Group Co. Ltd., Class A	12,300	12,974
	Shenzhen Das Intellitech Co. Ltd., Class A	35,800	19,972
	Shenzhen Desay Battery Technology Co., Class A	12,580	67,177
	Shenzhen Dynanonic Co. Ltd., Class A	2,320	54,958
	Shenzhen Ellassay Fashion Co. Ltd., Class A	10,300	17,988
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	16,680	27,567
	Shenzhen Expressway Corp. Ltd., Class H	158,000	147,320
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	26,000	55,526
	Shenzhen Gas Corp. Ltd., Class A	37,900	37,874
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,100	14,867
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	15,200	34,610
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	11,600	21,651
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	37,000	24,884
	Shenzhen Huaqiang Industry Co. Ltd., Class A	17,300	30,632
	Shenzhen Inovance Technology Co. Ltd., Class A	15,750	140,743
	Shenzhen International Holdings Ltd.	472,351	425,242
	Shenzhen Investment Ltd.	825,174	159,161
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	9,900	15,937
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	33,600	25,880
	Shenzhen Kaifa Technology Co. Ltd., Class A	31,600	81,446
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	8,669	38,002
	Shenzhen Kedali Industry Co. Ltd., Class A	4,600	91,294
	Shenzhen Kinwong Electronic Co. Ltd., Class A	19,200	63,989
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	4,100	27,684
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	6,400	7,573
	Shenzhen Leaguer Co. Ltd., Class A	35,800	45,054
	Shenzhen Megmeet Electrical Co. Ltd., Class A	4,000	17,388
	Shenzhen Microgate Technology Co. Ltd., Class A	14,300	17,665
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	15,600	703,632

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Shenzhen MTC Co. Ltd., Class A	40,800	$28,374
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	114,900	56,262
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	3,100	23,661
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	60,900	28,699
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	61,900	44,816
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	8,100	42,059
	Shenzhen SC New Energy Technology Corp., Class A	1,145	17,035
	Shenzhen SED Industry Co. Ltd., Class A	11,000	50,171
	Shenzhen Senior Technology Material Co. Ltd., Class A	12,693	31,650
	Shenzhen Sunline Tech Co. Ltd., Class A	14,400	24,348
	Shenzhen Sunlord Electronics Co. Ltd., Class A	10,900	34,753
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	3,800	20,104
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	12,000	20,911
	Shenzhen Sunway Communication Co. Ltd., Class A	19,700	54,676
	Shenzhen Tagen Group Co. Ltd., Class A	33,700	26,081
	Shenzhen Topband Co. Ltd., Class A	11,100	18,084
	Shenzhen Transsion Holdings Co. Ltd., Class A	14,475	228,159
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	28,300	28,088
*	Shenzhen World Union Group, Inc., Class A	32,800	12,829
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	25,000	19,286
	Shenzhen Yinghe Technology Co. Ltd., Class A	9,100	24,232
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	13,700	16,935
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	15,100	55,294
	Shenzhen Zhenye Group Co. Ltd., Class A	27,200	19,015
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	52,300	38,260
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	22,200	22,200
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	12,557	57,135
	Shinghwa Advanced Material Group Co. Ltd., Class A	4,900	46,260
	Shinva Medical Instrument Co. Ltd., Class A	9,200	42,768
*	Shouhang High-Tech Energy Co. Ltd., Class A	53,900	29,719
	Shui On Land Ltd.	730,500	88,577
	Sichuan Chuantou Energy Co. Ltd., Class A	47,100	97,892
*	Sichuan Development Lomon Co. Ltd., Class A	58,200	78,680
	Sichuan Expressway Co. Ltd., Class H	234,000	59,976
*	Sichuan Haite High-tech Co. Ltd., Class A	14,200	18,287
	Sichuan Hebang Biotechnology Co. Ltd., Class A	209,500	83,681
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	8,320	37,497
*	Sichuan Lutianhua Co. Ltd., Class A	55,100	36,088
*	Sichuan New Energy Power Co. Ltd.	30,700	65,068
	Sichuan Road & Bridge Group Co. Ltd., Class A	104,700	239,848
	Sichuan Swellfun Co. Ltd., Class A	5,600	53,091
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	7,400	19,529
	Sichuan Yahua Industrial Group Co. Ltd., Class A	24,500	66,557
	Sieyuan Electric Co. Ltd., Class A	11,400	75,745
*	SIM Technology Group Ltd.	262,000	8,682
#Ω	Simcere Pharmaceutical Group Ltd.	95,000	112,290
	Sino Biopharmaceutical Ltd.	2,428,000	1,347,784
	Sino Wealth Electronic Ltd., Class A	9,519	46,745
	Sinocare, Inc., Class A	3,700	15,370
	Sinochem International Corp., Class A	21,000	18,837
	Sinofert Holdings Ltd.	694,000	87,717
	Sinolink Securities Co. Ltd., Class A	30,800	41,870
*	Sinolink Worldwide Holdings Ltd.	604,800	12,731
	Sinoma International Engineering Co., Class A	57,400	119,688
	Sinoma Science & Technology Co. Ltd., Class A	43,500	132,783
	Sinomach Automobile Co. Ltd., Class A	29,500	43,596
	Sinomine Resource Group Co. Ltd., Class A	3,680	40,500
	Sino-Ocean Group Holding Ltd.	1,025,000	90,460
Ω	Sino-Ocean Service Holding Ltd., Class L	65,500	14,571

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinopec Engineering Group Co. Ltd., Class H	539,500	$279,764
	Sinopec Kantons Holdings Ltd.	218,000	80,689
*	Sinopec Oilfield Service Corp., Class H	1,106,000	93,145
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	544,000	95,132
	Sinopharm Group Co. Ltd., Class H	770,400	2,728,971
	Sino-Platinum Metals Co. Ltd., Class A	10,478	25,375
	Sinoseal Holding Co. Ltd., Class A	3,600	23,944
	Sinosoft Co. Ltd., Class A	10,200	57,476
	Sinosteel Engineering & Technology Co. Ltd., Class A	43,400	55,565
	Sinotrans Ltd., Class H	879,000	304,149
	Sinotruk Hong Kong Ltd.	195,000	298,007
	Sinotruk Jinan Truck Co. Ltd., Class A	36,100	76,118
*	Skshu Paint Co. Ltd., Class A	1,540	22,826
	Skyworth Digital Co. Ltd., Class A	13,300	31,582
	Skyworth Group Ltd.	418,336	208,559
*	Sohu.com Ltd., ADR	606	8,036
	Songcheng Performance Development Co. Ltd., Class A	14,900	31,394
	SooChow Securities Co. Ltd., Class A	35,340	37,031
	Southwest Securities Co. Ltd., Class A	97,700	54,290
*	SPT Energy Group, Inc.	156,000	5,281
	SSY Group Ltd.	380,000	265,784
	StarPower Semiconductor Ltd., Class A	600	21,031
	State Grid Information & Communication Co. Ltd., Class A	17,400	46,751
*	STO Express Co. Ltd., Class A	19,000	29,444
	Sumavision Technologies Co. Ltd., Class A	21,300	20,018
	Sun Art Retail Group Ltd.	290,500	126,275
*	Sun King Technology Group Ltd.	240,000	53,773
	Sun-Create Electronics Co. Ltd., Class A	2,080	9,431
	Sunflower Pharmaceutical Group Co. Ltd., Class A	14,494	55,158
	Sunfly Intelligent Technology Co. Ltd., Class A	11,000	16,866
	Sungrow Power Supply Co. Ltd., Class A	5,500	89,835
	Suning Universal Co. Ltd., Class A	52,000	22,101
	Sunny Optical Technology Group Co. Ltd.	184,700	1,951,782
	Sunresin New Materials Co. Ltd., Class A	5,250	68,240
*	Sunward Intelligent Equipment Co. Ltd., Class A	21,300	18,614
	Sunwoda Electronic Co. Ltd., Class A	13,100	31,884
	Suofeiya Home Collection Co. Ltd., Class A	12,600	34,433
	Suplet Power Co. Ltd., Class A	3,360	14,263
	Suzhou Anjie Technology Co. Ltd., Class A	15,000	28,380
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	26,400	94,371
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	71,600	55,872
	Suzhou Good-Ark Electronics Co. Ltd., Class A	10,100	19,480
	Suzhou Maxwell Technologies Co. Ltd., Class A	560	22,245
	Suzhou Secote Precision Electronic Co. Ltd., Class A	3,500	23,520
	Suzhou TFC Optical Communication Co. Ltd., Class A	4,464	39,316
	SY Holdings Group Ltd.	63,000	50,202
	Symphony Holdings Ltd.	330,000	39,090
	Taiji Computer Corp. Ltd., Class A	10,439	60,738
*	Tangrenshen Group Co. Ltd., Class A	16,600	17,482
	TangShan Port Group Co. Ltd., Class A	109,000	62,206
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	63,350	52,951
	Tansun Technology Co. Ltd., Class A	12,000	28,829
	Tasly Pharmaceutical Group Co. Ltd., Class A	10,200	22,319
	TCL Electronics Holdings Ltd.	270,000	126,397
	TCL Technology Group Corp., Class A	120,100	69,450
	Telling Telecommunication Holding Co. Ltd., Class A	25,400	40,462
	Ten Pao Group Holdings Ltd.	140,000	21,881
	Tencent Holdings Ltd.	579,900	25,756,903
*	Tencent Music Entertainment Group, ADR	179,122	1,327,294

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tenfu Cayman Holdings Co. Ltd.	46,000	$27,269
	Three’s Co. Media Group Co. Ltd., Class A	2,957	66,502
	Thunder Software Technology Co. Ltd., Class A	2,300	28,111
	Tian An China Investment Co. Ltd.	112,000	60,693
	Tian Di Science & Technology Co. Ltd., Class A	57,500	45,404
#	Tian Lun Gas Holdings Ltd.	55,500	39,689
*††	Tian Shan Development Holding Ltd.	76,000	3,582
	Tiande Chemical Holdings Ltd.	244,000	66,708
	Tiangong International Co. Ltd.	344,000	104,605
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	16,400	76,872
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	44,000	36,677
	Tianjin Development Holdings Ltd.	60,000	12,171
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	8,300	51,633
	Tianjin Port Development Holdings Ltd.	304,000	23,265
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	8,200	25,487
	Tianjin Teda Co. Ltd., Class A	32,700	19,653
#	Tianneng Power International Ltd.	184,000	213,659
	Tianshan Aluminum Group Co. Ltd., Class A	30,600	32,100
	Tianshui Huatian Technology Co. Ltd., Class A	72,400	93,835
*††	Tianyun International Holdings Ltd.	50,000	11,455
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	3,600	30,777
*	Tibet Summit Resources Co. Ltd., Class A	20,200	57,337
	Tibet Tianlu Co. Ltd., Class A	19,000	18,698
*	Tibet Water Resources Ltd.	159,000	9,131
	Tingyi Cayman Islands Holding Corp	326,000	569,701
	Titan Wind Energy Suzhou Co. Ltd., Class A	36,100	71,889
	TK Group Holdings Ltd.	30,000	6,468
	Tofflon Science & Technology Group Co. Ltd., Class A	16,700	59,311
	Toly Bread Co. Ltd., Class A	28,929	47,916
	Tomson Group Ltd.	188,000	42,535
	Tong Ren Tang Technologies Co. Ltd., Class H	77,000	83,377
*	Tongcheng Travel Holdings Ltd.	299,600	637,311
#*	Tongdao Liepin Group	45,000	57,656
*	TongFu Microelectronics Co. Ltd., Class A	28,600	74,123
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	34,200	58,828
	Tongkun Group Co. Ltd., Class A	31,900	59,525
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,100	27,421
	Tongling Nonferrous Metals Group Co. Ltd., Class A	191,400	91,070
	Tongwei Co. Ltd., Class A	35,700	205,817
	Tongyu Heavy Industry Co. Ltd., Class A	50,700	18,464
*	Topchoice Medical Corp., Class A	3,262	56,286
	Topsec Technologies Group, Inc., Class A	16,700	28,632
?	Topsports International Holdings Ltd.	1,004,000	895,004
	Towngas Smart Energy Co. Ltd.	291,551	134,713
*	TPV Technology Co. Ltd., Class A	94,800	28,356
	Transfar Zhilian Co. Ltd., Class A	97,500	77,771
	TravelSky Technology Ltd., Class H	185,000	369,284
*	Trigiant Group Ltd.	272,000	13,730
	Trina Solar Co. Ltd., Class A	8,180	58,219
*	Trip.com Group Ltd., ADR	38,258	1,358,542
*	Trip.com Group Ltd.	28,200	1,002,649
#*	Triumph New Energy Co. Ltd., Class H	48,000	46,801
	TRS Information Technology Corp. Ltd., Class A	14,400	48,317
	Truly International Holdings Ltd.	488,000	61,842
	Tsingtao Brewery Co. Ltd., Class H	70,000	749,394
*	Tuniu Corp., Sponsored ADR	11,396	21,083
	UE Furniture Co. Ltd., Class A	9,400	12,669
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,719	103,025
	Unilumin Group Co. Ltd., Class A	14,600	17,616

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Uni-President China Holdings Ltd.	221,000	$220,661
	Unisplendour Corp. Ltd., Class A	37,180	159,437
	United Strength Power Holdings Ltd.	12,000	9,228
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	22,300	45,409
	Valiant Co. Ltd., Class A	29,200	77,331
	VanJee Technology Co. Ltd., Class A	3,300	8,673
	Vats Liquor Chain Store Management JSC Ltd., Class A	4,200	16,391
	Vatti Corp. Ltd., Class A	13,600	13,948
*Ω	Venus MedTech Hangzhou, Inc., Class H	39,500	55,299
	Victory Giant Technology Huizhou Co. Ltd., Class A	15,300	40,989
*	Vipshop Holdings Ltd., ADR	171,914	2,699,050
	Visual China Group Co. Ltd., Class A	15,800	37,652
*Ω	Viva Biotech Holdings	371,000	76,461
	Walvax Biotechnology Co. Ltd., Class A	7,800	35,997
	Wangfujing Group Co. Ltd., Class A	14,600	46,972
	Wangneng Environment Co. Ltd., Class A	8,600	21,297
	Wangsu Science & Technology Co. Ltd., Class A	71,000	92,374
	Wanguo International Mining Group Ltd.	98,000	32,827
	Want Want China Holdings Ltd.	840,000	535,714
	Wanxiang Qianchao Co. Ltd., Class A	55,900	41,139
	Wasion Holdings Ltd.	134,000	59,786
*	Weibo Corp., Sponsored ADR	24,604	430,816
#*	Weibo Corp., Class A	760	13,632
	Weichai Power Co. Ltd., Class H	750,000	1,108,605
	Weifu High-Technology Group Co. Ltd., Class A	15,600	37,679
	Weihai Guangwei Composites Co. Ltd., Class A	11,700	88,108
	Weiqiao Textile Co., Class H	154,000	29,878
	Western Securities Co. Ltd., Class A	66,300	64,193
	Western Superconducting Technologies Co. Ltd., Class A	4,661	52,525
	Wharf Holdings Ltd.	161,000	368,144
	Will Semiconductor Co. Ltd., Class A	6,687	88,418
*	WiMi Hologram Cloud, Inc., ADR.	12,363	11,158
	Wingtech Technology Co. Ltd., Class A	9,800	74,651
	Winning Health Technology Group Co. Ltd., Class A	24,400	39,770
	Wolong Electric Group Co. Ltd., Class A	33,300	59,073
	Wuchan Zhongda Group Co. Ltd., Class A	75,600	59,584
	Wuhan DR Laser Technology Corp. Ltd., Class A	960	13,553
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	10,000	14,719
	Wuhan Guide Infrared Co. Ltd., Class A	32,620	52,063
*	Wuhan P&S Information Technology Co. Ltd., Class A	21,500	14,742
	Wuhu Token Science Co. Ltd., Class A	37,700	33,496
	Wuliangye Yibin Co. Ltd., Class A	30,812	752,796
	Wuling Motors Holdings Ltd.	140,000	14,151
	WUS Printed Circuit Kunshan Co. Ltd., Class A	32,890	104,280
	Wushang Group Co. Ltd., Class A	18,700	30,763
Ω	WuXi AppTec Co. Ltd., Class H	29,800	262,089
*Ω	Wuxi Biologics Cayman, Inc.	173,500	1,034,552
	Wuxi Boton Technology Co. Ltd., Class A	5,900	25,425
	Wuxi Taiji Industry Co. Ltd., Class A	38,600	36,825
	XCMG Construction Machinery Co. Ltd., Class A	108,600	107,632
*	XGD, Inc., Class A	12,100	31,307
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	72,500	55,229
	Xiamen Bank Co. Ltd., Class A	26,400	21,295
	Xiamen C & D, Inc., Class A	36,700	64,354
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	10,483	12,064
	Xiamen Faratronic Co. Ltd., Class A	2,700	52,022
	Xiamen International Airport Co. Ltd., Class A	8,200	23,052
	Xiamen Intretech, Inc., Class A	16,990	43,840
	Xiamen ITG Group Corp. Ltd., Class A	57,300	75,451

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xiamen Kingdomway Group Co., Class A	13,000	$39,435
	Xiamen Tungsten Co. Ltd., Class A	26,000	73,522
	Xiamen Xiangyu Co. Ltd., Class A	74,206	114,363
	Xi’an Triangle Defense Co. Ltd., Class A	5,400	27,975
*Ω	Xiaomi Corp., Class B	2,196,600	3,117,862
	Xilinmen Furniture Co. Ltd., Class A	8,000	29,373
*	Xinchen China Power Holdings Ltd.	83,000	3,088
	Xinfengming Group Co. Ltd., Class A	35,700	53,143
	Xingda International Holdings Ltd.	178,330	36,623
	Xingfa Aluminium Holdings Ltd.	41,000	36,872
*	Xinhu Zhongbao Co. Ltd., Class A	112,500	45,059
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	134,000	121,180
	Xinhuanet Co. Ltd., Class A	8,200	37,139
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	253,756	208,094
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	63,700	60,213
#	Xinte Energy Co. Ltd., Class H	120,400	298,115
	Xinxiang Chemical Fiber Co. Ltd., Class A	28,900	13,524
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	38,700	63,399
#	Xinyi Energy Holdings Ltd.	627,839	175,671
	Xinzhi Group Co. Ltd., Class A	11,200	21,402
#*	XPeng, Inc., Class A	156,600	747,756
	Xtep International Holdings Ltd.	535,059	624,035
	Xuji Electric Co. Ltd., Class A	14,800	48,208
*	Xunlei Ltd., ADR	19,606	30,977
Ω	Yadea Group Holdings Ltd.	396,000	925,859
*	YaGuang Technology Group Co. Ltd., Class A	20,400	21,340
*	Yanchang Petroleum International Ltd.	1,010,000	5,022
	Yangling Metron New Material, Inc., Class A	9,162	60,416
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	10,400	66,887
	Yankershop Food Co. Ltd., Class A	2,300	41,970
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,800	30,464
	Yantai China Pet Foods Co. Ltd., Class A	5,400	16,899
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	10,300	22,533
	Yantai Eddie Precision Machinery Co. Ltd., Class A	11,480	28,216
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	26,600	104,406
*	YanTai Shuangta Food Co. Ltd., Class A	9,300	7,069
	Yantai Zhenghai Bio-tech Co. Ltd.	3,450	22,954
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	21,600	38,487
#*	Yeahka Ltd.	13,200	36,237
	Yealink Network Technology Corp. Ltd., Class A	9,123	86,953
	Yeebo International Holdings Ltd.	42,000	15,001
	YGSOFT, Inc., Class A	21,500	26,392
	Yibin Tianyuan Group Co. Ltd., Class A	33,800	33,765
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	112,800	101,838
*	Yifan Pharmaceutical Co. Ltd., Class A	27,900	60,520
	Yifeng Pharmacy Chain Co. Ltd., Class A	13,120	94,521
	Yihai International Holding Ltd.	137,000	363,610
	Yijiahe Technology Co. Ltd., Class A	2,520	13,312
	Yintai Gold Co. Ltd., Class A	43,100	80,153
#*Ω	Yixin Group Ltd.	278,000	33,129
	Yixintang Pharmaceutical Group Co. Ltd., Class A	15,400	64,228
	YongXing Special Materials Technology Co. Ltd., Class A	2,860	26,431
	Yonyou Network Technology Co. Ltd., Class A	12,300	38,460
	Yotrio Group Co. Ltd., Class A	40,700	23,212
	Youngor Group Co. Ltd., Class A	66,900	66,297
*	Youngy Co. Ltd., Class A	5,300	54,130
*	Youzu Interactive Co. Ltd., Class A	21,100	66,884
	YTO Express Group Co. Ltd., Class A	33,000	82,524
	Yuexiu Property Co. Ltd.	418,800	605,863

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yuexiu Transport Infrastructure Ltd.	334,000	$182,343
	Yunda Holding Co. Ltd., Class A	45,580	79,987
	Yunnan Aluminium Co. Ltd., Class A	38,100	78,479
	Yunnan Baiyao Group Co. Ltd., Class A	12,780	107,401
	Yunnan Copper Co. Ltd., Class A	58,500	106,646
	Yunnan Energy New Material Co. Ltd., Class A	6,600	99,383
	Yunnan Tin Co. Ltd., Class A	41,800	93,375
	Yusys Technologies Co. Ltd., Class A	7,040	18,814
	Yutong Bus Co. Ltd., Class A	28,600	55,874
	ZBOM Home Collection Co. Ltd., Class A	4,004	18,945
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	4,429	174,158
*	Zhaojin Mining Industry Co. Ltd., Class H	274,500	436,971
	Zhefu Holding Group Co. Ltd., Class A	110,200	60,819
*	Zhejiang Century Huatong Group Co. Ltd., Class A	57,920	57,411
	Zhejiang China Commodities City Group Co. Ltd., Class A	26,500	37,101
	Zhejiang Chint Electrics Co. Ltd., Class A	24,300	91,624
	Zhejiang Communications Technology Co. Ltd.	54,700	48,810
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	29,000	29,006
	Zhejiang Crystal-Optech Co. Ltd., Class A	25,900	43,525
	Zhejiang Dahua Technology Co. Ltd., Class A	40,802	138,451
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,100	52,438
	Zhejiang Expressway Co. Ltd., Class H	432,000	358,500
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	9,000	16,460
	Zhejiang Hailiang Co. Ltd., Class A	26,100	45,934
	Zhejiang HangKe Technology, Inc.Co., Class A	3,944	28,401
	Zhejiang Hangmin Co. Ltd., Class A	16,190	18,513
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	16,500	18,374
	Zhejiang Huace Film & Television Co. Ltd., Class A	61,800	77,104
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	11,900	33,666
	Zhejiang Huayou Cobalt Co. Ltd., Class A	9,620	72,476
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	47,700	67,867
	Zhejiang Jianfeng Group Co. Ltd., Class A	8,900	15,764
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	5,100	14,307
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	8,700	86,179
*	Zhejiang Jingu Co. Ltd., Class A	22,000	21,323
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	13,660	29,256
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	77,600	97,735
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	8,000	37,065
	Zhejiang Juhua Co. Ltd., Class A	35,114	76,935
	Zhejiang Longsheng Group Co. Ltd., Class A	59,300	82,119
	Zhejiang Medicine Co. Ltd., Class A	18,416	31,864
	Zhejiang Meida Industrial Co. Ltd., Class A	24,300	38,778
*	Zhejiang Narada Power Source Co. Ltd., Class A	11,200	32,557
	Zhejiang NHU Co. Ltd., Class A	40,548	100,040
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	60,970	35,162
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	3,199	27,233
	Zhejiang Runtu Co. Ltd., Class A	42,100	44,974
	Zhejiang Semir Garment Co. Ltd., Class A	59,400	57,665
	Zhejiang Southeast Space Frame Co. Ltd., Class A	17,900	16,734
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	3,360	8,405
	Zhejiang Supor Co. Ltd., Class A	3,700	27,530
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	2,880	11,743
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	25,500	22,455
*	Zhejiang Wanliyang Co. Ltd., Class A	15,300	18,735
	Zhejiang Wanma Co. Ltd., Class A	19,100	29,769
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	13,100	41,857
	Zhejiang Windey Co. Ltd., Class A	7,410	14,543
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	8,100	54,193
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	15,411	33,266

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	25,500	$46,136
	Zhejiang Yankon Group Co. Ltd., Class A	35,700	17,536
	Zhejiang Yasha Decoration Co. Ltd., Class A	23,500	15,559
	Zhejiang Yinlun Machinery Co. Ltd., Class A	13,500	26,443
	Zhejiang Yongtai Technology Co. Ltd., Class A	29,500	72,835
	Zhende Medical Co. Ltd., Class A	3,600	18,640
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	61,800	69,001
	Zheshang Securities Co. Ltd., Class A	20,000	29,627
	Zhihu, Inc.	9,400	20,622
*	Zhong An Group Ltd.	859,000	25,275
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	203,900	634,748
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	47,000	16,239
	Zhongji Innolight Co. Ltd., Class A	9,600	124,914
	Zhongjin Gold Corp. Ltd., Class A	29,400	50,658
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	65,800	50,218
	Zhongshan Public Utilities Group Co. Ltd., Class A	19,200	20,503
	Zhongsheng Group Holdings Ltd.	309,000	1,319,898
*	Zhongtian Financial Group Co. Ltd., Class A	191,400	18,227
#	Zhongyu Energy Holdings Ltd.	215,000	166,917
*Ω	Zhongyuan Bank Co. Ltd., Class H	126,000	9,332
*	Zhuguang Holdings Group Co. Ltd.	486,000	45,281
	Zhuhai Huafa Properties Co. Ltd., Class A	41,600	63,801
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	20,400	33,455
	Zhuzhou CRRC Times Electric Co. Ltd.	132,600	535,173
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	8,700	51,785
	Zhuzhou Kibing Group Co. Ltd., Class A	61,100	90,881
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	75,600	77,693
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	396,000	216,154
	ZTE Corp., Class H	173,200	557,840
	ZTO Express Cayman, Inc., ADR	16,402	454,007
	ZTO Express Cayman, Inc.	9,200	253,299

TOTAL CHINA			273,675,476

COLOMBIA — (0.1%)
	BAC Holding International Corp.	165,109	7,978
	Banco de Bogota SA	5,102	37,141
	Bancolombia SA, Sponsored ADR	4,276	104,762
	Bancolombia SA	10,636	81,502
	Celsia SA ESP	71,100	44,191
	Grupo de Inversiones Suramericana SA	3,258	29,189
	Grupo Energia Bogota SA ESP	233,183	89,342
	Interconexion Electrica SA ESP	47,010	182,116
	Promigas SA ESP	33,754	30,679

TOTAL COLOMBIA			606,900

CZECH REPUBLIC — (0.0%)
	Komercni Banka AS	6,548	211,426

EGYPT — (0.0%)
	Commercial International Bank Egypt SAE, GDR	145,322	175,840

GREECE — (0.4%)
*	Alpha Services & Holdings SA	181,767	227,869
	Athens Water Supply & Sewage Co. SA	8,519	59,209
	Autohellas Tourist & Trading SA	5,765	81,418
	Bank of Greece	4,212	75,459
	ElvalHalcor SA	12,789	24,525
	Entersoft SA Software Development & Related Services Co	4,811	23,955

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (Continued)
	Epsilon Net SA	4,305	$37,001
*	Eurobank Ergasias Services & Holdings SA, Class A	252,111	356,467
	Fourlis Holdings SA	15,072	66,514
	GEK Terna Holding Real Estate Construction SA	9,800	134,066
	Hellenic Energy Holdings SA	16,601	131,817
	Hellenic Telecommunications Organization SA	10,076	147,227
	Holding Co. ADMIE IPTO SA	22,438	43,589
	Intracom Holdings SA	12,803	25,110
	JUMBO SA	19,397	446,897
	Kri-Kri Milk Industry SA	1,715	12,477
*	LAMDA Development SA	16,824	103,928
	Motor Oil Hellas Corinth Refineries SA	24,700	588,689
	OPAP SA	33,126	564,888
*	Piraeus Financial Holdings SA	70,658	167,151
	Piraeus Port Authority SA	1,629	34,358
	Quest Holdings SA	8,669	47,259
	Sarantis SA	5,551	43,903
	Terna Energy SA	21,583	478,452
	Thrace Plastics Holding & Co.	3,797	17,394

TOTAL GREECE			3,939,622

HONG KONG — (0.0%)
	China Medical & HealthCare Group Ltd.	47,500	5,809
*	Tongda Group Holdings Ltd.	1,470,000	20,676

TOTAL HONG KONG			26,485

HUNGARY — (0.1%)
#	4iG Nyrt	5,746	11,644
	Magyar Telekom Telecommunications PLC	87,782	110,473
	MASTERPLAST Nyrt	1,147	7,994
*	Opus Global Nyrt	12,230	4,307
	OTP Bank Nyrt.	12,969	395,203
	Richter Gedeon Nyrt	27,806	671,584

TOTAL HUNGARY			1,201,205

INDIA — (15.5%)
	360 ONE WAM Ltd.	47,676	244,317
*	3i Infotech Ltd.	27,570	11,089
*	63 Moons Technologies Ltd.	2,665	5,589
	Aarti Drugs Ltd.	11,200	57,786
	Aarti Industries Ltd.	20,172	138,775
*	Aarti Pharmalabs Ltd.	5,043	22,613
*	Aavas Financiers Ltd.	7,198	122,262
	ABB India Ltd.	5,794	242,242
	Abbott India Ltd.	126	34,393
	Action Construction Equipment Ltd.	15,331	78,561
*	Adani Green Energy Ltd.	25,499	297,982
	Adani Total Gas Ltd.	19,594	226,614
	ADF Foods Ltd.	2,521	22,993
*	Aditya Birla Capital Ltd.	158,154	324,565
	Advanced Enzyme Technologies Ltd.	11,626	36,876
	Aegis Logistics Ltd.	58,373	280,744
*	Affle India Ltd.	3,381	38,693
	AGI Greenpac Ltd.	11,277	57,357
	Agro Tech Foods Ltd.	1,250	12,234
	Ahluwalia Contracts India Ltd.	5,052	31,936
	AIA Engineering Ltd.	7,380	246,632
	Ajanta Pharma Ltd.	11,271	181,638

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Akzo Nobel India Ltd.	3,525	$100,299
	Alembic Ltd.	14,547	11,137
	Alembic Pharmaceuticals Ltd.	15,441	104,943
	Alkem Laboratories Ltd.	7,590	327,146
	Alkyl Amines Chemicals	3,087	89,501
	Allcargo Logistics Ltd.	19,487	65,399
	Allcargo Terminals Ltd.	19,487	14,617
	Amara Raja Batteries Ltd.	25,834	190,297
*	Amber Enterprises India Ltd.	1,893	43,389
	Anant Raj Ltd.	23,144	40,157
	Andhra Paper Ltd.	1,894	10,467
	Andhra Sugars Ltd.	37,543	53,265
	Angel One Ltd.	9,660	145,930
	Apar Industries Ltd.	5,951	205,116
	Apcotex Industries Ltd.	12,056	74,235
	APL Apollo Tubes Ltd.	34,467	504,419
	Apollo Hospitals Enterprise Ltd.	26,043	1,443,625
	Aptech Ltd.	3,134	16,320
*	Arvind Fashions Ltd.	12,622	43,667
*	Arvind SmartSpaces Ltd.	4,403	16,938
	Asahi India Glass Ltd.	11,563	68,462
	Ashiana Housing Ltd.	10,397	22,609
	Ashok Leyland Ltd.	178,090	318,004
*	Ashoka Buildcon Ltd.	41,864	45,064
	Asian Paints Ltd.	69,692	2,473,089
	Astec Lifesciences Ltd.	2,598	42,555
*Ω	Aster DM Healthcare Ltd.	44,244	133,348
	Astra Microwave Products Ltd.	13,392	50,619
	Astral Ltd.	28,717	510,530
	AstraZeneca Pharma India Ltd.	1,043	40,256
	Atul Ltd.	1,834	154,433
Ω	AU Small Finance Bank Ltd.	35,693	290,569
	Aurobindo Pharma Ltd.	77,344	582,788
	Avadh Sugar & Energy Ltd.	1,668	10,385
	Avanti Feeds Ltd.	10,804	47,875
*Ω	Avenue Supermarts Ltd.	12,277	529,081
	Axis Bank Ltd.	81,808	863,557
	Bajaj Auto Ltd.	11,520	622,162
	Bajaj Consumer Care Ltd.	37,153	72,094
	Bajaj Finance Ltd.	25,221	1,940,095
	Bajaj Finserv Ltd.	25,492	423,888
*	Bajaj Hindusthan Sugar Ltd.	143,434	25,735
	Bajaj Holdings & Investment Ltd.	5,613	473,874
	Balaji Amines Ltd.	3,279	84,435
	Balkrishna Industries Ltd.	13,588	346,320
	Balmer Lawrie & Co. Ltd.	17,962	25,997
	Balrampur Chini Mills Ltd.	18,911	96,482
*Ω	Bandhan Bank Ltd.	123,893	348,430
	Bank of Baroda	127,220	294,289
	Bank of India	138,098	142,374
	Bank of Maharashtra	149,303	55,298
	Bannari Amman Sugars Ltd.	451	15,998
	BASF India Ltd.	5,960	173,005
	Bata India Ltd.	11,128	200,676
	Bayer CropScience Ltd.	3,427	173,403
*	BEML Land Assets Ltd.	5,776	14,663
	BEML Ltd.	5,776	86,073
	Berger Paints India Ltd.	68,680	513,599
*	BF Utilities Ltd.	4,960	20,543

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Bhansali Engineering Polymers Ltd.	16,497	$20,449
	Bharat Bijlee Ltd.	943	31,657
	Bharat Electronics Ltd.	1,101,197	1,392,605
	Bharat Heavy Electricals Ltd.	224,965	216,885
	Bharat Petroleum Corp. Ltd.	237,199	1,034,430
	Bharat Rasayan Ltd.	482	58,383
	Bharti Airtel Ltd.	144,977	1,418,519
	Biocon Ltd.	48,566	138,004
	Birlasoft Ltd.	51,493	172,867
*	Black Box Ltd.	12,809	21,602
	Bliss Gvs Pharma Ltd.	4,620	4,341
	Blue Dart Express Ltd.	1,255	91,257
	Blue Star Ltd.	15,114	274,201
	Bodal Chemicals Ltd.	17,752	15,245
	Bombay Burmah Trading Co.	886	11,230
*	Borosil Ltd.	2,664	13,299
*	Borosil Renewables Ltd.	14,407	90,632
	Bosch Ltd.	591	140,264
	Brigade Enterprises Ltd.	19,977	122,424
	Brightcom Group Ltd.	116,655	13,414
	Britannia Industries Ltd.	16,319	905,906
	BSE Ltd.	3,275	21,041
*	Camlin Fine Sciences Ltd.	29,561	62,501
	Can Fin Homes Ltd.	19,559	147,757
	Canara Bank	85,487	332,578
*	Capacit’e Infraprojects Ltd.	4,149	6,678
	Caplin Point Laboratories Ltd.	6,971	57,948
	Carborundum Universal Ltd.	33,257	436,018
	Castrol India Ltd.	161,343	236,650
	CCL Products India Ltd.	21,543	158,098
	Central Depository Services India Ltd.	13,535	166,970
	Century Enka Ltd.	1,684	8,261
	Century Plyboards India Ltd.	30,803	196,652
	Century Textiles & Industries Ltd.	12,946	108,052
	Cera Sanitaryware Ltd.	1,370	104,889
	CG Power & Industrial Solutions Ltd.	160,639	606,218
	Chambal Fertilisers & Chemicals Ltd.	46,780	163,522
	Chennai Petroleum Corp. Ltd.	11,761	43,790
	Cholamandalam Financial Holdings Ltd.	23,458	173,232
	Cholamandalam Investment & Finance Co. Ltd.	110,394	1,183,838
	Cigniti Technologies Ltd.	3,948	41,724
	Cipla Ltd.	60,942	678,683
	City Union Bank Ltd.	103,344	179,670
Ω	Cochin Shipyard Ltd.	13,630	84,104
	Coforge Ltd.	10,458	536,109
	Colgate-Palmolive India Ltd.	45,184	879,471
	Computer Age Management Services Ltd.	9,520	239,917
	Container Corp. of India Ltd.	55,019	411,918
	Coromandel International Ltd.	39,444	456,341
*	CreditAccess Grameen Ltd.	12,386	146,478
	CRISIL Ltd.	4,599	202,839
	Cummins India Ltd.	26,531	511,798
	Cyient Ltd.	15,057	217,753
*	D B Realty Ltd.	22,351	24,005
	Dabur India Ltd.	93,664	611,448
	Dalmia Bharat Sugar & Industries Ltd.	3,997	18,166
	DCM Shriram Ltd.	10,173	101,625
	DCW Ltd.	46,170	25,968
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	15,981	117,264

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Deepak Nitrite Ltd.	26,004	$600,352
	Delta Corp. Ltd.	19,778	49,750
*	DEN Networks Ltd.	51,088	19,192
*	Dhampur Bio Organics Ltd.	10,271	20,911
	Dhampur Sugar Mills Ltd.	10,271	30,785
*	Dhani Services Ltd.	55,006	25,774
	Dhanuka Agritech Ltd.	4,458	35,032
Ω	Dilip Buildcon Ltd.	14,000	30,931
*	Dish TV India Ltd.	417,871	81,355
*	Dishman Carbogen Amcis Ltd.	13,491	23,016
	Divi’s Laboratories Ltd.	17,721	709,271
	Dixon Technologies India Ltd.	7,993	285,501
	Dollar Industries Ltd.	2,411	10,261
Ω	Dr Lal PathLabs Ltd.	12,196	291,654
	Dr Reddy’s Laboratories Ltd.	11,808	709,184
	Dwarikesh Sugar Industries Ltd.	25,361	28,608
	Dynamatic Technologies Ltd.	652	23,345
	eClerx Services Ltd.	8,517	139,413
	Edelweiss Financial Services Ltd.	165,727	138,725
	Eicher Motors Ltd.	13,259	536,410
	EID Parry India Ltd.	27,751	170,823
	Electrosteel Castings Ltd.	48,669	22,675
	Elgi Equipments Ltd.	30,512	174,054
	Emami Ltd.	87,838	402,314
Ω	Endurance Technologies Ltd.	6,416	105,047
	Engineers India Ltd.	101,180	102,395
	EPL Ltd.	67,370	144,127
*Ω	Equitas Small Finance Bank Ltd.	62,762	53,171
Ω	Eris Lifesciences Ltd.	11,571	88,544
	ESAB India Ltd.	1,334	56,899
	Escorts Kubota Ltd.	8,042	195,166
	Everest Kanto Cylinder Ltd.	17,487	20,768
	Excel Industries Ltd.	1,401	15,033
*	Exide Industries Ltd.	114,115	273,492
*	FDC Ltd.	13,390	48,058
	Federal Bank Ltd.	455,179	753,728
	Filatex India Ltd.	25,742	11,496
	Fine Organic Industries Ltd.	1,763	95,613
	Finolex Cables Ltd.	17,633	192,840
	Finolex Industries Ltd.	65,665	134,794
	Firstsource Solutions Ltd.	110,374	157,810
	Force Motors Ltd.	1,571	25,750
*	Fortis Healthcare Ltd.	89,284	285,383
	Galaxy Surfactants Ltd.	4,918	150,361
*	Ganesh Housing Corp. Ltd.	2,341	9,542
	Garden Reach Shipbuilders & Engineers Ltd.	6,759	38,405
	Gateway Distriparks Ltd.	65,576	51,327
*	Gati Ltd.	15,561	22,733
*	GE Power India Ltd.	4,704	7,521
Ω	General Insurance Corp. of India	35,483	66,769
	Genus Power Infrastructures Ltd.	32,285	35,953
	GIC Housing Finance Ltd.	5,220	10,516
	Gillette India Ltd.	1,864	100,196
	GlaxoSmithKline Pharmaceuticals Ltd.	9,849	149,544
	Glenmark Pharmaceuticals Ltd.	19,922	137,381
	GMM Pfaudler Ltd.	2,669	48,447
*	Godrej Consumer Products Ltd.	45,512	507,306
*	Godrej Industries Ltd.	13,801	75,695
*	Godrej Properties Ltd.	19,868	320,939

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Goodyear India Ltd.	675	$9,146
	Granules India Ltd.	43,108	158,444
	Graphite India Ltd.	15,014	54,571
	Grasim Industries Ltd.	31,392	660,729
	Grauer & Weil India Ltd.	22,570	31,227
	Greaves Cotton Ltd.	10,547	17,276
	Greenlam Industries Ltd.	5,484	19,623
	Greenply Industries Ltd.	28,877	51,162
	Grindwell Norton Ltd.	7,223	168,807
	Gujarat Alkalies & Chemicals Ltd.	7,446	62,533
	Gujarat Ambuja Exports Ltd.	19,688	70,508
	Gujarat Fluorochemicals Ltd.	5,594	232,623
	Gujarat Gas Ltd.	38,652	221,642
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	23,011	165,541
	Gujarat Pipavav Port Ltd.	75,513	105,058
	Gujarat State Fertilizers & Chemicals Ltd.	53,885	104,741
	Gujarat State Petronet Ltd.	79,718	278,410
	Gulf Oil Lubricants India Ltd.	3,376	16,858
	Happiest Minds Technologies Ltd.	13,691	138,375
	Hatsun Agro Product Ltd.	14,046	145,031
	Havells India Ltd.	32,078	483,171
	HBL Power Systems Ltd.	31,189	43,117
	HCL Technologies Ltd.	137,224	1,792,217
Ω	HDFC Asset Management Co. Ltd.	20,987	454,601
	HDFC Bank Ltd.	128,433	2,654,670
Ω	HDFC Life Insurance Co. Ltd.	64,413	418,723
*	HealthCare Global Enterprises Ltd.	9,655	31,914
	HEG Ltd.	2,712	37,142
	Heritage Foods Ltd.	11,224	23,312
	Hero MotoCorp Ltd.	29,171	915,271
*	Heubach Colorants India Ltd.	4,039	16,059
	HFCL Ltd.	194,533	154,029
	HG Infra Engineering Ltd.	3,130	33,725
	HIL Ltd.	812	26,913
	Himadri Speciality Chemical Ltd.	72,384	91,810
	Himatsingka Seide Ltd.	16,940	17,113
	Hinduja Global Solutions Ltd.	5,776	73,241
	Hindustan Aeronautics Ltd.	9,523	340,773
*	Hindustan Construction Co. Ltd.	265,796	52,898
	Hindustan Copper Ltd.	23,574	29,311
	Hindustan Petroleum Corp. Ltd.	101,890	312,800
	Hindustan Unilever Ltd.	77,554	2,335,006
	Hitachi Energy India Ltd.	1,355	54,945
	Hle Glascoat Ltd.	1,785	13,022
	Honda India Power Products Ltd.	808	24,344
	Honeywell Automation India Ltd.	378	164,638
	Housing Development Finance Corp. Ltd.	134,586	4,576,342
	Huhtamaki India Ltd.	5,375	14,934
	I G Petrochemicals Ltd.	3,464	20,532
	ICICI Bank Ltd., Sponsored ADR	156,926	3,570,066
	ICICI Bank Ltd.	84,009	949,417
Ω	ICICI Lombard General Insurance Co. Ltd.	38,131	503,924
Ω	ICICI Prudential Life Insurance Co. Ltd.	37,964	201,833
Ω	ICICI Securities Ltd.	14,730	79,853
*	IDFC First Bank Ltd.	844,368	643,144
*	IFB Industries Ltd.	2,098	21,745
	IIFL Finance Ltd.	42,676	250,636
	India Glycols Ltd.	3,751	26,001
*	Indiabulls Housing Finance Ltd.	92,381	122,416

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Indiabulls Real Estate Ltd.	33,887	$30,317
Ω	IndiaMart InterMesh Ltd.	1,012	66,543
Ω	Indian Energy Exchange Ltd.	91,048	174,619
	Indian Railway Catering & Tourism Corp. Ltd.	63,619	482,427
Ω	Indian Railway Finance Corp. Ltd.	316,909	123,283
	Indoco Remedies Ltd.	9,177	36,117
	Indraprastha Gas Ltd.	76,056	460,723
	Indus Towers Ltd.	133,742	253,801
	IndusInd Bank Ltd.	24,576	348,076
*	Infibeam Avenues Ltd.	172,173	29,187
	Info Edge India Ltd.	16,910	783,028
	Infosys Ltd., Sponsored ADR	249,310	3,874,277
	Infosys Ltd.	326,432	5,037,374
	Ingersoll Rand India Ltd.	2,441	82,785
*	Inox Wind Ltd.	22,754	29,927
	Insecticides India Ltd.	4,425	25,921
	Intellect Design Arena Ltd.	21,110	115,309
	Ipca Laboratories Ltd.	38,019	329,966
	IRB Infrastructure Developers Ltd.	401,090	135,327
Ω	IRCON International Ltd.	69,014	62,756
	ISGEC Heavy Engineering Ltd.	4,973	29,678
	ITD Cementation India Ltd.	23,769	36,121
*	ITI Ltd.	12,573	14,652
	J Kumar Infraprojects Ltd.	8,288	27,881
	Jamna Auto Industries Ltd.	27,431	35,192
	JB Chemicals & Pharmaceuticals Ltd.	10,588	273,685
	Jindal Poly Films Ltd.	5,639	43,146
	Jindal Stainless Ltd.	32,178	111,839
	JK Paper Ltd.	23,570	109,195
	JM Financial Ltd.	148,399	110,996
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	1,005	13,767
	Jubilant Foodworks Ltd.	62,917	345,210
	Jubilant Pharmova Ltd.	11,041	41,944
	Jyothy Labs Ltd.	32,517	77,212
	Kajaria Ceramics Ltd.	23,234	311,613
	Kalpataru Power Transmission Ltd.	24,859	164,516
	Kansai Nerolac Paints Ltd.	43,747	203,510
	Karur Vysya Bank Ltd.	129,250	154,935
	KCP Ltd.	24,082	31,304
	KEC International Ltd.	32,737	183,821
	KEI Industries Ltd.	17,234	400,512
	Kennametal India Ltd.	1,352	37,975
*	Kesoram Industries Ltd.	48,701	36,372
*	Kiri Industries Ltd.	5,655	20,463
	Kirloskar Brothers Ltd.	5,926	31,006
	Kirloskar Oil Engines Ltd.	21,113	101,983
	Kitex Garments Ltd.	8,666	17,058
	KNR Constructions Ltd.	46,503	136,894
	Kolte-Patil Developers Ltd.	8,425	26,087
	Kotak Mahindra Bank Ltd.	34,507	819,129
	Kovai Medical Center & Hospital	834	20,028
	KPIT Technologies Ltd.	44,450	499,604
	KSB Ltd.	2,788	77,092
	LA Opala RG Ltd.	5,178	24,381
	Lakshmi Machine Works Ltd.	497	65,785
	LG Balakrishnan & Bros Ltd.	3,409	36,362
	LIC Housing Finance Ltd.	103,702	437,455
	LT Foods Ltd.	45,711	62,166
	Mahanagar Gas Ltd.	13,535	166,934

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Maharashtra Scooters Ltd.	783	$48,218
	Mahindra & Mahindra Financial Services Ltd.	102,021	324,602
	Mahindra & Mahindra Ltd.	148,703	2,234,052
	Mahindra CIE Automotive Ltd.	21,072	103,288
*	Mahindra Holidays & Resorts India Ltd.	5,015	18,566
	Mahindra Lifespace Developers Ltd.	18,060	82,380
Ω	Mahindra Logistics Ltd.	10,013	45,294
	Man Infraconstruction Ltd.	15,520	15,528
	Manappuram Finance Ltd.	130,357	207,222
*	Mangalore Refinery & Petrochemicals Ltd.	52,518	41,477
	Marico Ltd.	217,075	1,323,511
	Marksans Pharma Ltd.	60,249	59,472
	Maruti Suzuki India Ltd.	4,992	526,770
Ω	MAS Financial Services Ltd.	3,696	31,681
	Mastek Ltd.	4,526	95,327
*	Max Financial Services Ltd.	15,020	117,186
*	Max Healthcare Institute Ltd.	71,940	401,785
	Mayur Uniquoters Ltd.	7,402	46,212
	Mazagon Dock Shipbuilders Ltd.	5,092	47,145
	Meghmani Organics Ltd.	41,024	42,839
Ω	Metropolis Healthcare Ltd.	6,966	106,894
	Minda Corp. Ltd.	6,111	21,218
*	Mirza International Ltd.	5,222	4,235
Ω	Mishra Dhatu Nigam Ltd.	8,763	22,025
	Monte Carlo Fashions Ltd.	650	5,644
	Motherson Sumi Wiring India Ltd.	344,679	227,412
	Motilal Oswal Financial Services Ltd.	8,488	64,293
	Mphasis Ltd.	28,724	642,414
	MRF Ltd.	274	298,340
	Mrs Bectors Food Specialities Ltd.	4,118	31,147
	Multi Commodity Exchange of India Ltd.	2,316	39,763
	Muthoot Finance Ltd.	40,299	502,626
	Nahar Spinning Mills Ltd.	1,788	6,291
	Narayana Hrudayalaya Ltd.	25,906	240,767
	Natco Pharma Ltd.	14,662	103,204
*	National Fertilizers Ltd.	23,497	22,785
	Navin Fluorine International Ltd.	4,395	260,871
	Navneet Education Ltd.	15,738	22,196
	NBCC India Ltd.	135,087	65,284
	NELCO Ltd.	2,476	19,153
	NESCO Ltd.	3,548	24,073
	Neuland Laboratories Ltd.	2,288	59,803
	Newgen Software Technologies Ltd.	4,599	28,460
*	NIIT Ltd.	22,321	99,261
	Nilkamal Ltd.	2,078	52,353
Ω	Nippon Life India Asset Management Ltd.	43,991	128,522
	NOCIL Ltd.	25,285	66,032
	Novartis India Ltd.	2,011	14,655
	NRB Bearings Ltd.	9,283	17,125
	Nucleus Software Exports Ltd.	3,927	29,062
	Oberoi Realty Ltd.	27,901	312,086
*	Omaxe Ltd.	16,712	10,934
	OnMobile Global Ltd.	15,797	13,581
	Orient Electric Ltd.	29,254	79,877
	Orient Paper & Industries Ltd.	51,064	27,195
*	Oriental Aromatics Ltd.	2,804	14,106
	Oriental Carbon & Chemicals Ltd.	1,909	16,349
	Page Industries Ltd.	1,682	830,938
	Paisalo Digital Ltd.	46,092	28,754

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Panama Petrochem Ltd.	8,339	$30,350
*	Patel Engineering Ltd.	91,668	23,026
*	PC Jeweller Ltd.	86,955	27,218
	Persistent Systems Ltd.	18,148	1,054,969
	Petronet LNG Ltd.	333,386	967,694
	Pfizer Ltd.	2,020	92,917
	Phoenix Mills Ltd.	16,203	286,743
	PI Industries Ltd.	16,054	664,356
	Pidilite Industries Ltd.	19,616	580,556
*Ω	PNB Housing Finance Ltd.	15,035	82,318
	PNB Housing Finance Ltd.	8,074	44,003
	PNC Infratech Ltd.	26,853	93,266
	Poly Medicure Ltd.	7,241	86,890
	Polycab India Ltd.	13,076	512,333
	Polyplex Corp. Ltd.	6,178	103,091
	Poonawalla Fincorp Ltd.	41,691	165,428
	Power Finance Corp. Ltd.	347,256	724,049
	Power Grid Corp. of India Ltd.	336,192	973,871
	Power Mech Projects Ltd.	944	30,438
	Praj Industries Ltd.	41,695	181,596
Ω	Prataap Snacks Ltd.	989	8,759
	Prestige Estates Projects Ltd.	39,763	238,536
*	Pricol Ltd.	12,224	37,533
*	Prime Focus Ltd.	12,141	12,268
	Prince Pipes & Fittings Ltd.	8,468	61,275
	Privi Speciality Chemicals Ltd.	1,728	22,581
	Procter & Gamble Health Ltd.	2,195	124,814
	Procter & Gamble Hygiene & Health Care Ltd.	3,208	549,434
	PSP Projects Ltd.	1,462	12,334
*	PTC India Financial Services Ltd.	73,647	13,045
	PTC India Ltd.	119,739	139,424
	Puravankara Ltd.	12,526	11,877
*	PVR Ltd.	9,174	164,829
Ω	Quess Corp. Ltd.	21,752	96,848
	Radico Khaitan Ltd.	17,285	238,128
	Rajesh Exports Ltd.	19,507	133,297
	Rallis India Ltd.	17,572	40,701
	Ramco Industries Ltd.	3,297	5,217
*	Ramky Infrastructure Ltd.	4,440	21,794
	Rane Holdings Ltd.	2,135	24,337
	Rashtriya Chemicals & Fertilizers Ltd.	52,545	70,204
	Ratnamani Metals & Tubes Ltd.	6,026	158,485
*Ω	RBL Bank Ltd.	83,136	164,417
	REC Ltd.	364,331	590,791
	Redington Ltd.	198,182	409,130
	Redtape Ltd.	5,222	14,029
	Relaxo Footwears Ltd.	11,158	115,366
	RITES Ltd.	5,670	26,706
	Rupa & Co. Ltd.	5,302	15,842
	Safari Industries India Ltd.	901	26,819
	Samvardhana Motherson International Ltd.	369,298	333,311
	Sandhar Technologies Ltd.	1,775	4,583
	Sanghvi Movers Ltd.	4,873	23,095
	Sanofi India Ltd.	2,689	183,232
	Saregama India Ltd.	7,887	31,967
	Sasken Technologies Ltd.	1,565	17,146
	Savita Oil Technologies Ltd.	12,025	41,061
	SBI Cards & Payment Services Ltd.	30,124	284,636
Ω	SBI Life Insurance Co. Ltd.	37,376	522,151

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Schaeffler India Ltd.	12,188	$415,360
*	Schneider Electric Infrastructure Ltd.	23,603	51,140
*	SEAMEC Ltd.	2,008	15,553
	Seshasayee Paper & Boards Ltd.	11,390	39,084
Ω	SH Kelkar & Co. Ltd.	22,091	31,133
	Shakti Pumps India Ltd.	3,183	17,182
	Shankara Building Products Ltd.	2,509	19,367
	Shanthi Gears Ltd.	1,459	6,386
	Sharda Cropchem Ltd.	13,530	77,089
	Sharda Motor Industries Ltd.	1,040	8,913
*	Sheela Foam Ltd.	4,950	63,044
	Shilpa Medicare Ltd.	7,105	22,349
*	Shoppers Stop Ltd.	8,764	70,915
*	Shree Renuka Sugars Ltd.	87,295	50,381
	Shriram Finance Ltd.	55,611	908,995
	Siemens Ltd.	5,787	245,125
*	SIS Ltd.	11,813	55,628
	Siyaram Silk Mills Ltd.	2,428	14,547
	SKF India Ltd.	6,470	331,429
	Snowman Logistics Ltd.	32,403	14,207
	Sobha Ltd.	8,551	48,508
	Somany Ceramics Ltd.	3,988	26,044
	Sonata Software Ltd.	35,964	375,715
*	Spandana Sphoorty Financial Ltd.	6,230	45,525
	SRF Ltd.	47,872	1,488,486
*	Star Cement Ltd.	30,883	44,167
*	Strides Pharma Science Ltd.	17,020	70,764
*	Stylam Industries Ltd.	810	11,519
*	Subex Ltd.	108,975	43,273
	Sudarshan Chemical Industries Ltd.	8,791	44,404
	Sumitomo Chemical India Ltd.	6,853	33,814
	Sun Pharmaceutical Industries Ltd.	84,071	1,015,699
	Sun TV Network Ltd.	36,120	191,220
	Sundaram Finance Ltd.	12,314	356,565
	Sundaram-Clayton Ltd.	1,384	67,560
	Sundram Fasteners Ltd.	28,302	364,415
	Sunteck Realty Ltd.	9,265	34,389
	Suprajit Engineering Ltd.	8,394	36,922
	Supreme Industries Ltd.	19,667	653,580
	Supreme Petrochem Ltd.	20,416	95,575
	Suven Pharmaceuticals Ltd.	34,610	199,932
*	Suzlon Energy Ltd.	963,394	98,870
	Swaraj Engines Ltd.	2,717	57,905
	Symphony Ltd.	2,186	26,272
Ω	Syngene International Ltd.	57,028	472,376
	Tamil Nadu Newsprint & Papers Ltd.	11,188	33,142
	Tamilnadu Petroproducts Ltd.	23,240	24,087
	Tanla Platforms Ltd.	17,250	143,732
	Tata Communications Ltd.	23,573	366,908
	Tata Consultancy Services Ltd.	122,193	4,824,727
	Tata Consumer Products Ltd.	96,514	900,692
	Tata Elxsi Ltd.	11,196	911,589
*	Tata Motors Ltd.	404,077	2,408,420
	TCI Express Ltd.	2,376	42,904
*Ω	TCNS Clothing Co. Ltd.	3,918	23,465
	TD Power Systems Ltd.	12,280	26,379
*	TeamLease Services Ltd.	287	7,478
	Tech Mahindra Ltd.	139,119	1,747,994
	Techno Electric & Engineering Co. Ltd.	27,310	124,683

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*Ω	Tejas Networks Ltd.	13,442	$108,542
	Texmaco Rail & Engineering Ltd.	119,190	83,245
	Thermax Ltd.	5,047	141,605
	Thirumalai Chemicals Ltd.	19,514	47,628
*	Thomas Cook India Ltd.	16,689	13,471
Ω	Thyrocare Technologies Ltd.	5,502	29,942
	Tide Water Oil Co. India Ltd.	1,780	18,827
	Tilaknagar Industries Ltd.	26,662	40,597
	Time Technoplast Ltd.	62,992	65,296
	Timken India Ltd.	5,897	215,563
	Tinplate Co. of India Ltd.	9,928	39,575
*	Titagarh Wagons Ltd.	21,133	85,984
	Titan Co. Ltd.	53,298	1,723,646
	Torrent Pharmaceuticals Ltd.	37,061	747,775
	Tourism Finance Corp. of India Ltd.	20,829	19,110
	TransIndia Realty & Logistics Parks Ltd.	19,487	5,779
	Transport Corp. of India Ltd.	6,986	53,923
	Trent Ltd.	42,311	707,828
	Triveni Engineering & Industries Ltd.	9,802	34,537
	Triveni Turbine Ltd.	15,203	68,195
	TTK Prestige Ltd.	11,130	100,096
*	TV18 Broadcast Ltd.	178,685	66,373
	TVS Motor Co. Ltd.	46,785	653,352
	TVS Srichakra Ltd.	787	27,189
	Uflex Ltd.	12,421	61,343
	United Breweries Ltd.	10,448	188,975
*	United Spirits Ltd.	64,982	618,819
	UNO Minda Ltd.	30,086	191,782
	UPL Ltd.	225,934	2,047,472
	UTI Asset Management Co. Ltd.	8,131	65,522
*	VA Tech Wabag Ltd.	9,891	47,420
	Vaibhav Global Ltd.	14,609	56,587
	Vakrangee Ltd.	159,662	33,032
*Ω	Varroc Engineering Ltd.	9,736	34,702
	Varun Beverages Ltd.	65,411	1,156,762
	Vesuvius India Ltd.	2,177	44,919
	V-Guard Industries Ltd.	56,806	177,721
	Vinati Organics Ltd.	5,715	138,576
	Vindhya Telelinks Ltd.	2,422	51,900
	VIP Industries Ltd.	15,554	113,314
	Visaka Industries Ltd.	1,086	5,358
	V-Mart Retail Ltd.	376	9,974
*	Vodafone Idea Ltd.	1,491,657	127,130
	Voltamp Transformers Ltd.	1,435	52,430
	Voltas Ltd.	45,021	440,546
	VST Tillers Tractors Ltd.	993	30,276
	Welspun Corp. Ltd.	48,585	134,471
	Welspun Enterprises Ltd.	16,276	28,323
	West Coast Paper Mills Ltd.	10,620	71,947
*	Westlife Foodworld Ltd.	9,180	86,270
	Whirlpool of India Ltd.	6,335	102,959
	Wipro Ltd.	187,526	887,266
*	Wockhardt Ltd.	12,979	26,872
*	Wonderla Holidays Ltd.	6,246	34,523
*	Yes Bank Ltd.	108,012	20,787
	Zee Entertainment Enterprises Ltd.	298,105	721,303
	Zensar Technologies Ltd.	43,425	148,622
*	Zomato Ltd.	105,304	83,687
	Zydus Lifesciences Ltd.	72,854	464,526

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Zydus Wellness Ltd.	1,765	$33,599

TOTAL INDIA			141,268,983

INDONESIA — (0.9%)
	Ace Hardware Indonesia Tbk PT	2,122,400	65,227
*	Adi Sarana Armada Tbk PT	440,500	27,198
*	Agung Semesta Sejahtera Tbk PT	344,900	494
*	Alam Sutera Realty Tbk PT	2,532,800	30,780
	Arwana Citramulia Tbk PT	996,500	62,147
	Astra Otoparts Tbk PT	111,600	13,936
	Bali Bintang Sejahtera Tbk PT	429,200	5,734
	Bank BTPN Syariah Tbk PT	785,300	114,654
*	Bank MNC Internasional Tbk PT	2,969,200	16,013
	Bank Negara Indonesia Persero Tbk PT	755,700	487,010
	Bank Pan Indonesia Tbk PT	622,700	46,922
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	633,930	54,265
	Bank Pembangunan Daerah Jawa Timur Tbk PT	647,800	29,814
	Bank Syariah Indonesia Tbk PT	1,673,040	197,614
	Barito Pacific Tbk PT	4,005,647	228,422
*	Bekasi Fajar Industrial Estate Tbk PT	2,296,800	23,660
	BFI Finance Indonesia Tbk PT	2,332,500	219,146
*	Bintang Oto Global Tbk PT	233,500	19,339
	BISI International Tbk PT	170,900	19,585
	Blue Bird Tbk PT	152,000	18,306
	Ciputra Development Tbk PT	2,351,400	159,545
	Elang Mahkota Teknologi Tbk PT	1,046,500	50,520
	Erajaya Swasembada Tbk PT	3,413,900	115,774
*	Gajah Tunggal Tbk PT	272,300	12,991
	Garudafood Putra Putri Jaya Tbk PT	2,231,400	70,870
*††	Hanson International Tbk PT	8,134,100	0
	Hexindo Adiperkasa Tbk PT	63,500	24,674
	Impack Pratama Industri Tbk PT	163,600	41,489
	Indomobil Sukses Internasional Tbk PT	502,700	80,884
	Indosat Tbk PT	174,100	83,205
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,017,323	108,623
	Integra Indocabinet Tbk PT	615,400	17,643
*††	Inti Agri Resources Tbk PT	550,900	352
*	Jasa Marga Persero Tbk PT	770,800	173,049
	Jaya Real Property Tbk PT	709,100	25,381
	Kalbe Farma Tbk PT	2,771,400	401,254
	KMI Wire & Cable Tbk PT	229,100	4,628
*	Kresna Graha Investama Tbk PT	1,622,300	5,528
*	M Cash Integrasi PT	54,100	33,600
*	Map Aktif Adiperkasa PT	74,500	23,377
	Matahari Department Store Tbk PT	129,400	35,754
	Mayora Indah Tbk PT	640,500	113,625
*	MD Pictures Tbk PT	288,500	36,013
*	Media Nusantara Citra Tbk PT	2,670,100	107,563
	Medikaloka Hermina Tbk PT	1,068,900	103,142
*	Merdeka Copper Gold Tbk PT	1,219,632	329,006
*	Metro Healthcare Indonesia Tbk PT	1,200,800	39,622
	Metrodata Electronics Tbk PT	2,268,400	88,205
*	Mitra Adiperkasa Tbk PT	2,599,500	243,065
	Mitra Keluarga Karyasehat Tbk PT	1,123,400	221,416
	Mitra Pinasthika Mustika Tbk PT	395,200	35,579
*	MNC Digital Entertainment Tbk PT	275,200	75,666
*	MNC Vision Networks Tbk PT	4,154,800	14,171
*	Mulia Industrindo Tbk PT	288,700	9,844
*	Multipolar Tbk PT	2,214,900	13,454

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	NFC Indonesia Tbk PT	18,800	$9,409
	Nippon Indosari Corpindo Tbk PT	140,600	13,636
	Pabrik Kertas Tjiwi Kimia Tbk PT	369,600	171,032
*	Pacific Strategic Financial Tbk PT	424,900	36,784
	Pakuwon Jati Tbk PT	3,851,600	127,765
	Panin Financial Tbk PT	3,301,900	64,471
*	Paninvest Tbk PT	332,500	23,380
*††	Pool Advista Indonesia Tbk PT	64,100	41
*	PP Persero Tbk PT	893,600	39,649
	Prodia Widyahusada Tbk PT	81,100	32,476
	Puradelta Lestari Tbk PT	4,085,000	47,099
*††	Rimo International Lestari Tbk PT	3,949,000	0
*	Sarana Meditama Metropolitan Tbk PT	696,400	14,344
	Sarana Menara Nusantara Tbk PT	4,129,000	289,165
	Sariguna Primatirta Tbk PT	464,300	15,995
	Siloam International Hospitals Tbk PT	724,800	85,561
*	Smartfren Telecom Tbk PT	10,367,800	41,774
*††	Sri Rejeki Isman Tbk PT	1,498,800	2,797
	Sumber Alfaria Trijaya Tbk PT	3,573,300	706,556
	Summarecon Agung Tbk PT	2,645,445	101,192
	Surya Citra Media Tbk PT	4,856,600	54,697
	Surya Esa Perkasa Tbk PT	2,536,600	121,199
*	Surya Semesta Internusa Tbk PT	1,772,300	51,019
	Telkom Indonesia Persero Tbk PT	900,000	260,684
#	Telkom Indonesia Persero Tbk PT, ADR	9,876	284,429
	Tempo Scan Pacific Tbk PT	253,800	24,221
	Tower Bersama Infrastructure Tbk PT	2,142,800	301,363
*††	Trada Alam Minera Tbk PT	1,606,700	1,027
	Ultrajaya Milk Industry & Trading Co. Tbk PT	888,200	86,889
	Unilever Indonesia Tbk PT	1,067,900	320,753
*††	Waskita Beton Precast Tbk PT	2,650,700	9,396
*	Waskita Karya Persero Tbk PT	2,437,341	38,227
	Wijaya Karya Bangunan Gedung Tbk PT	675,300	6,404
	Wijaya Karya Beton Tbk PT	1,541,400	18,502
*	Wijaya Karya Persero Tbk PT	761,600	31,478

TOTAL INDONESIA			8,013,192

KUWAIT — (0.2%)
	Agility Public Warehousing Co. KSC	51,982	104,490
	Ahli United Bank KSCP	10,443	9,371
	Al Ahli Bank of Kuwait KSCP	9,749	10,339
*	ALAFCO Aviation Lease & Finance Co. KSCP	67,877	42,084
	Al-Eid Food KSC	17,391	13,167
*	Asiya Capital Investments Co. KSCP	111,654	20,695
	Boubyan Bank KSCP	57,270	125,959
	Boubyan Petrochemicals Co. KSCP	12,694	33,801
	Boursa Kuwait Securities Co. KPSC	5,745	33,576
	Burgan Bank SAK	47,132	33,221
	Gulf Bank KSCP	248,747	228,089
	Gulf Cables & Electrical Industries Group Co. KSCP	4,290	17,709
	Heavy Engineering & Ship Building Co. KSCP, Class B	12,838	26,811
	Integrated Holding Co. KCSC	8,710	11,255
	Kuwait Finance House KSCP	210,519	511,099
	Kuwait Financial Centre SAK	32,533	10,648
	Kuwait Insurance Co. SAK	1,134	1,850
	Kuwait Real Estate Co. KSC	97,597	36,625
	Kuwait Telecommunications Co.	24,588	47,419
	Mezzan Holding Co. KSCC	11,080	13,703
	National Bank of Kuwait SAKP	98,060	320,947

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
	National Industries Group Holding SAK	70,948	$50,007
	National Investments Co. KSCP	14,611	12,110
	Salhia Real Estate Co. KSCP	10,941	18,173
	Warba Bank KSCP	46,089	34,290

TOTAL KUWAIT			1,767,438

MALAYSIA — (1.1%)
	Aeon Co. M Bhd	108,000	30,807
#	AEON Credit Service M Bhd	27,800	74,610
#	AFFIN Bank Bhd	54,257	24,721
*	AGMO HOLDINGS BHD	13,062	1,829
	Ajinomoto Malaysia Bhd	4,200	15,036
	Alliance Bank Malaysia Bhd	227,400	169,951
	AMMB Holdings Bhd	271,000	219,775
*	Ancom Nylex Bhd	137,100	32,672
	Apex Healthcare Bhd	15,100	13,800
#	Astro Malaysia Holdings Bhd	227,500	35,485
#*	Berjaya Corp. Bhd	448,760	30,224
	Berjaya Food Bhd	107,500	21,367
*	Berjaya Land Bhd	294,800	17,502
*	Bermaz Auto Bhd	317,700	164,654
	BIMB Holdings Bhd	140,100	63,140
	Boustead Holdings Bhd	165,900	31,853
#	Cahya Mata Sarawak Bhd	104,300	26,272
	Carlsberg Brewery Malaysia Bhd, Class B	31,600	149,884
	CIMB Group Holdings Bhd	300,405	341,297
*	Coastal Contracts Bhd	57,700	29,715
	D&O Green Technologies Bhd	126,900	117,393
	Dayang Enterprise Holdings Bhd	169,420	50,375
	Dialog Group Bhd	579,300	298,244
	DRB-Hicom Bhd	178,400	56,532
	Dufu Technology Corp. Bhd	55,900	26,318
#	Duopharma Biotech Bhd	105,339	33,847
	Dutch Lady Milk Industries Bhd	2,500	14,661
*	Ekovest Bhd	334,600	28,185
#	Formosa Prosonic Industries Bhd	55,100	33,184
	Fraser & Neave Holdings Bhd	35,500	211,394
	Frontken Corp. Bhd	202,500	138,984
	Gamuda Bhd	384,831	358,474
#	Gas Malaysia Bhd	52,900	39,551
*	Genetec Technology Bhd	36,600	23,442
	George Kent Malaysia Bhd	106,500	11,707
	Globetronics Technology Bhd	139,600	34,540
*	Greatech Technology Bhd	62,200	67,173
	Guan Chong Bhd	77,900	46,349
#	HAP Seng Consolidated Bhd	40,400	44,802
	Heineken Malaysia Bhd	35,100	221,540
	Hengyuan Refining Co. Bhd	31,700	23,573
	Hextar Global Bhd	70,100	10,555
#	Hong Leong Bank Bhd	18,500	83,607
	Hong Leong Financial Group Bhd	26,600	108,137
	Hong Leong Industries Bhd	20,200	41,300
#*	Hong Seng Consolidated Bhd	533,400	15,598
	Hup Seng Industries Bhd	52,600	8,560
#	IHH Healthcare Bhd	101,900	131,132
	Inari Amertron Bhd	359,900	186,842
	IOI Properties Group Bhd	176,500	45,972
*	JAKS Resources Bhd	487,500	24,126
#*	JHM Consolidation Bhd	67,500	12,052

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Kelington Group Bhd	19,700	$6,492
	Kenanga Investment Bank Bhd	103,200	20,720
	Kerjaya Prospek Group Bhd	130,895	33,505
*	KNM Group Bhd	1,071,400	12,018
#	Kobay Technology Bhd	15,300	8,659
	Kossan Rubber Industries Bhd	351,000	98,579
*	KSL Holdings Bhd	72,900	13,592
#	LBS Bina Group Bhd	93,730	8,954
	Lii Hen Industries Bhd	70,500	13,208
#?	Lotte Chemical Titan Holding Bhd	127,315	35,736
#	LPI Capital Bhd	58,600	158,779
	Luxchem Corp. Bhd	117,200	12,757
#	Magni-Tech Industries Bhd	50,166	20,044
	Magnum Bhd	170,645	42,512
	Mah Sing Group Bhd	109,900	14,933
#	Malayan Banking Bhd	166,609	323,768
	Malaysia Airports Holdings Bhd	85,800	135,795
#	Malaysia Building Society Bhd	469,531	65,382
	Malaysian Pacific Industries Bhd	24,400	156,075
	Malaysian Resources Corp. Bhd	595,329	40,856
	Matrix Concepts Holdings Bhd	151,350	48,542
#	MBM Resources Bhd	18,900	15,230
	Mega First Corp. Bhd	158,700	121,678
	MNRB Holdings Bhd	49,400	11,088
Ω	MR DIY Group M Bhd	292,250	103,767
*	Muhibbah Engineering M Bhd	139,200	20,977
#	My EG Services Bhd	1,390,723	247,247
	N2N Connect Bhd	53,400	5,216
	Nylex Malaysia Bhd	2,285	224
	OSK Holdings Bhd	267,600	58,231
	PA Resources Bhd	204,500	13,119
	Padini Holdings Bhd	84,100	76,466
	Panasonic Manufacturing Malaysia Bhd	3,800	19,388
#	Paramount Corp. Bhd	90,300	15,810
	Perak Transit Bhd	39,466	9,307
#	Petron Malaysia Refining & Marketing Bhd	24,600	24,326
	Petronas Dagangan Bhd	56,400	286,604
#	PIE Industrial Bhd	28,700	23,772
	PMB Technology Bhd	16,400	15,305
	Power Root Bhd	33,600	15,853
	Press Metal Aluminium Holdings Bhd	172,700	200,121
	Public Bank Bhd	1,185,500	1,035,237
	Ranhill Utilities Bhd	82,424	11,109
	RCE Capital Bhd	27,200	11,469
	RHB Bank Bhd	221,420	272,361
#	Sam Engineering & Equipment M Bhd	34,400	35,057
*	Sapura Energy Bhd	2,096,200	16,344
	Scientex Bhd	225,000	172,226
	Sime Darby Bhd	376,300	183,356
	Sime Darby Property Bhd	384,900	40,672
	SP Setia Bhd Group	451,564	58,432
	Sports Toto Bhd	182,623	56,970
	Sunway Bhd	362,400	127,732
#	Sunway Construction Group Bhd	78,400	30,826
	Supermax Corp. Bhd	277,151	54,199
#	Syarikat Takaful Malaysia Keluarga Bhd	125,790	92,884
	Taliworks Corp. Bhd	120,500	22,564
#	TASCO Bhd	69,700	14,012
	Telekom Malaysia Bhd	122,301	136,259

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	TIME dotCom Bhd	254,500	$313,527
*	Tropicana Corp. Bhd	190,196	58,038
#	Uchi Technologies Bhd	66,700	51,653
	UEM Edgenta Bhd	53,500	12,128
#	UEM Sunrise Bhd	434,700	24,935
	UMW Holdings Bhd	67,500	58,628
	UOA Development Bhd	115,500	44,555
	UWC Bhd	73,700	53,261
*	Velesto Energy Bhd	1,333,600	69,307
	ViTrox Corp. Bhd	89,100	160,142
#	VS Industry Bhd	726,500	133,170
	WCT Holdings Bhd	326,015	32,213
	Wellcall Holdings Bhd	99,500	25,911
	Westports Holdings Bhd	115,100	91,294
*	Widad Group Bhd	132,700	13,700
	Yinson Holdings Bhd	348,640	204,995
*	YNH Property Bhd	46,800	53,099

TOTAL MALAYSIA			10,369,643

MEXICO — (2.4%)
#*	ALEATICA SAB de CV	8,989	17,561
#	Alpek SAB de CV	166,494	176,407
*	Alsea SAB de CV	78,647	211,845
	America Movil SAB de CV, ADR	58,214	1,251,019
	America Movil SAB de CV, Class B	464,239	500,659
	Arca Continental SAB de CV	50,506	482,461
Ω	Banco del Bajio SA	156,876	515,838
	Becle SAB de CV	41,763	96,675
	Bolsa Mexicana de Valores SAB de CV	64,372	141,851
	Coca-Cola Femsa SAB de CV, Sponsored ADR	2,133	180,068
	Coca-Cola Femsa SAB de CV	65,803	545,031
	Consorcio ARA SAB de CV	302,667	64,811
	Corp. Inmobiliaria Vesta SAB de CV	162,087	512,058
	El Puerto de Liverpool SAB de CV, Class C1	38,598	237,176
	Fomento Economico Mexicano SAB de CV	106,626	1,037,112
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	1,140	110,603
	Genomma Lab Internacional SAB de CV, Class B	379,861	315,433
	Gruma SAB de CV, Class B	3,708	58,228
	Grupo Aeroportuario del Centro Norte SAB de CV	71,351	782,740
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	866	153,776
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	72,771	1,293,927
	Grupo Aeroportuario del Sureste SAB de CV, ADR	2,684	768,483
	Grupo Aeroportuario del Sureste SAB de CV, Class B	8,704	249,349
	Grupo Bimbo SAB de CV, Class A	211,753	1,136,526
	Grupo Comercial Chedraui SA de CV	110,713	654,567
	Grupo Elektra SAB de CV	2,060	132,098
	Grupo Financiero Banorte SAB de CV, Class O	259,298	2,247,216
#*	Grupo Financiero Inbursa SAB de CV, Class O	267,982	654,920
	Grupo Herdez SAB de CV	41,384	109,631
*	Grupo Hotelero Santa Fe SAB de CV	135,595	30,770
	Grupo Industrial Saltillo SAB de CV	56,810	97,951
	Grupo KUO SAB de CV, Class B	4,600	10,362
	Grupo Rotoplas SAB de CV	27,053	37,767
	Grupo Televisa SAB, Sponsored ADR	5,685	28,766
#	Grupo Televisa SAB	345,087	351,238
#*Ω	Grupo Traxion SAB de CV	41,850	80,467
*	Industrias CH SAB de CV, Class B	11,751	132,964
*	Industrias Penoles SAB de CV	33,294	514,794
	Kimberly-Clark de Mexico SAB de CV, Class A	197,924	447,378

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	La Comer SAB de CV	163,002	$356,293
	Megacable Holdings SAB de CV	176,620	480,561
	Orbia Advance Corp. SAB de CV	337,621	777,414
*	Organizacion Soriana SAB de CV, Class B	37,341	64,653
	Promotora y Operadora de Infraestructura SAB de CV	60,763	632,352
	Promotora y Operadora de Infraestructura SAB de CV, Class L	5,771	40,119
#	Qualitas Controladora SAB de CV	25,574	169,820
	Regional SAB de CV	7,562	55,362
#*	Sitios Latinoamerica SAB de CV	42,125	17,080
	Wal-Mart de Mexico SAB de CV	609,430	2,456,430

TOTAL MEXICO			21,420,610

PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	1,139	2,563
	Credicorp Ltd.	4,693	635,807
	Intercorp Financial Services, Inc.	3,067	68,609

TOTAL PERU			706,979

PHILIPPINES — (0.4%)
*	8990 Holdings, Inc.	281,700	46,595
	ACEN Corp.	22,020	2,397
	Alliance Global Group, Inc.	702,200	175,193
	Ayala Land, Inc.	201,000	97,144
*	AyalaLand Logistics Holdings Corp.	407,000	21,038
	Bank of the Philippine Islands	130,843	254,501
	Cebu Landmasters, Inc.	258,680	10,939
*Ω	CEMEX Holdings Philippines, Inc.	147,892	2,700
*	Converge Information & Communications Technology Solutions, Inc.	562,300	120,073
	Cosco Capital, Inc.	555,300	48,634
	D&L Industries, Inc.	654,900	99,271
*	DITO CME Holdings Corp.	492,100	22,678
	DoubleDragon Corp.	211,400	29,958
	Filinvest Development Corp.	39,100	3,847
	Ginebra San Miguel, Inc.	16,380	43,898
	Global Ferronickel Holdings, Inc.	557,000	24,678
	GT Capital Holdings, Inc.	23,790	205,674
*	Integrated Micro-Electronics, Inc.	206,100	19,545
	International Container Terminal Services, Inc.	100,970	395,972
	JG Summit Holdings, Inc.	125,753	115,440
	Jollibee Foods Corp.	37,930	154,249
	LT Group, Inc.	489,000	89,755
	Manila Electric Co.	11,520	70,661
	Manila Water Co., Inc.	131,100	45,555
	Metropolitan Bank & Trust Co.	111,580	118,199
	Nickel Asia Corp.	1,166,700	139,849
	Petron Corp.	1,035,100	63,637
††	Philcomsat Holdings Corp.	9,969	13,618
*	Philippine Seven Corp.	24,690	36,463
	Philippine Stock Exchange, Inc.	130	397
	Premium Leisure Corp.	695,000	6,028
	Puregold Price Club, Inc.	272,200	160,464
	Rizal Commercial Banking Corp.	34,700	14,729
	Robinsons Land Corp.	455,800	118,920
	Robinsons Retail Holdings, Inc.	119,880	117,904
	Security Bank Corp.	56,360	94,017
	Shell Pilipinas Corp.	142,200	43,603
	SM Investments Corp.	10,670	172,901
	Synergy Grid & Development Phils, Inc.	43,300	8,145

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Union Bank of the Philippines	143,329	$214,656
	Vista Land & Lifescapes, Inc.	665,000	21,143
	Vistamalls, Inc.	23,100	1,165
	Wilcon Depot, Inc.	306,900	160,596

TOTAL PHILIPPINES			3,606,829

POLAND — (0.7%)
*	11 bit studios SA	239	36,000
	AB SA	2,365	28,795
	Action SA	2,393	10,378
*	Alior Bank SA	18,661	195,492
*Ω	Allegro.eu SA	13,366	105,354
	Alumetal SA	3,689	68,977
	Amica SA	1,140	20,531
	Apator SA	4,975	18,574
	Arctic Paper SA	2,194	10,300
	ASBISc Enterprises PLC	14,215	98,025
	Asseco Poland SA	18,884	383,138
#	Asseco South Eastern Europe SA	6,922	86,350
	Auto Partner SA	16,874	75,159
*	Bank Ochrony Srodowiska SA	12,487	29,634
*	Benefit Systems SA	550	155,635
*	Bioton SA	11,456	10,872
#*	BNPP Bank Polska SA	1,658	21,021
	Boryszew SA	21,148	38,897
	Budimex SA	4,084	359,923
*	CCC SA	5,846	63,011
	CD Projekt SA	6,168	168,304
	Celon Pharma SA	1,863	6,236
*	CI Games SA	29,151	31,891
	ComArch SA	1,063	39,450
	Creepy Jar SA	135	27,055
	Cyfrowy Polsat SA	52,370	219,629
	Develia SA	68,631	59,635
*Ω	Dino Polska SA	5,346	545,202
	Dom Development SA	3,300	107,818
	Echo Investment SA	11,206	10,571
#*	Erbud SA	1,787	17,839
	Fabryki Mebli Forte SA	5,421	35,133
	Ferro SA	2,661	17,535
*	Grenevia SA	57,607	45,936
	Grupa Kety SA	3,160	430,856
	ING Bank Slaski SA	4,782	181,886
	Inter Cars SA	2,263	280,136
	KGHM Polska Miedz SA	14,408	414,454
	KRUK SA	2,503	225,971
	LiveChat Software SA	3,741	124,952
	LPP SA	80	230,615
*	mBank SA	2,452	205,252
	Mirbud SA	10,035	20,012
#	Neuca SA	893	144,859
#	NEWAG SA	7,382	32,535
*	Pepco Group NV.	9,608	92,136
	PlayWay SA	305	30,804
*	Polimex-Mostostal SA	23,933	25,465
	Powszechny Zaklad Ubezpieczen SA	59,398	547,227
	Santander Bank Polska SA	2,102	170,974
*	Selvita SA	1,054	19,005
	Stalexport Autostrady SA	24,162	14,597

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	TEN Square Games SA	1,352	$26,674
	Tim SA	2,365	27,899
	VRG SA	39,196	32,193
	Warsaw Stock Exchange	3,626	31,516
#*	Wawel SA	162	19,667
	Wirtualna Polska Holding SA	4,832	134,698
Ω	XTB SA	12,195	117,200

TOTAL POLAND			6,729,883

QATAR — (0.8%)
	Aamal Co.	612,200	138,798
	Al Meera Consumer Goods Co. QSC	37,943	151,885
*	Baladna	246,853	93,869
	Barwa Real Estate Co.	248,778	171,795
	Commercial Bank PSQC	323,499	524,594
	Doha Bank QPSC	414,553	177,021
*	Estithmar Holding QPSC	106,069	62,652
	Gulf International Services QSC	354,623	205,585
	Gulf Warehousing Co.	73,653	73,614
*	Lesha Bank LLC	108,404	29,741
	Mannai Corp. QSC	95,599	140,340
	Masraf Al Rayan QSC	471,401	332,683
*	Mazaya Real Estate Development QPSC	239,401	37,032
	Medicare Group	25,863	42,736
	Mesaieed Petrochemical Holding Co.	395,989	216,651
	Ooredoo QPSC	133,608	363,586
	Qatar Aluminum Manufacturing Co.	360,475	153,494
	Qatar Electricity & Water Co. QSC	34,365	157,987
	Qatar Fuel QSC	139,247	635,638
	Qatar Industrial Manufacturing Co. QSC	50,886	40,710
*	Qatar Insurance Co. SAQ	525,496	252,362
	Qatar International Islamic Bank QSC	115,590	316,012
	Qatar Islamic Bank SAQ	161,848	799,905
	Qatar National Bank QPSC	462,442	1,958,140
	Qatar Navigation QSC	84,782	211,093
	United Development Co. QSC	519,423	160,612
	Vodafone Qatar QSC	338,760	159,974
	Zad Holding Co	5,626	22,755

TOTAL QATAR			7,631,264

RUSSIA — (0.0%)
*††	Etalon Group PLC, GDR	30,193	0
*††	Globaltrans Investment PLC, GDR	19,351	0
*††	Lenta International Co. PJSC, GDR	7,070	0
*††	Mobile TeleSystems PJSC, ADR	31,844	0
*††	PhosAgro PJSC	50	0
*††	PhosAgro PJSC,GDR	7,767	0
*††	Polyus PJSC,GDR	4,999	0
*††	Sberbank of Russia PJSC,Sponsored ADR	114,063	0
*††	VTB Bank PJSC, GDR	102,771	0
*††	X5 Retail Group NV, GDR	10,620	0

SAUDI ARABIA — (3.6%)
	Abdullah Al Othaim Markets Co.	13,382	513,051
	Advanced Petrochemical Co.	23,657	302,104
*	Al Alamiya for Cooperative Insurance Co.	4,062	15,362
	Al Babtain Power & Telecommunication Co.	4,478	31,699
	Al Hammadi Holding	14,487	217,768

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Al Hassan Ghazi Ibrahim Shaker Co.	6,290	$35,442
*	Al Khaleej Training & Education Co.	7,718	38,064
	Al Moammar Information Systems Co.	3,391	111,210
	Al Rajhi Bank	183,940	3,796,512
*	Al Rajhi Co. for Co-operative Insurance	5,314	146,695
*	AlAbdullatif Industrial Investment Co.	3,860	20,160
	Alandalus Property Co.	9,665	47,560
	Alaseel Co.	2,217	24,220
*	Aldrees Petroleum & Transport Services Co.	16,118	433,173
	Alinma Bank	111,572	949,842
	AlKhorayef Water & Power Technologies Co.	1,424	54,222
*	Allianz Saudi Fransi Cooperative Insurance Co.	10,370	44,003
	Almunajem Foods Co.	2,945	49,409
	Alujain Corp.	10,656	114,175
	Arab National Bank	114,699	841,047
*	Arab Sea Information Systems Co.	1,017	22,297
	Arabian Centres Co. Ltd.	15,424	89,488
	Arabian Internet & Communications Services Co.	6,578	492,399
	Arriyadh Development Co.	10,270	55,565
	Astra Industrial Group	12,228	220,162
	Baazeem Trading Co.	1,074	20,190
*	Bank AlBilad	72,442	807,408
	Bank Al-Jazira	91,798	480,334
	Banque Saudi Fransi	80,897	839,401
*	Basic Chemical Industries Ltd.	1,702	16,432
*	Batic Investments & Logistic Co.	1,654	10,540
	Bawan Co.	5,287	41,135
	BinDawood Holding Co.	3,727	68,266
	Bupa Arabia for Cooperative Insurance Co.	19,253	908,138
*	Co. for Cooperative Insurance	14,442	397,844
	Dallah Healthcare Co.	8,037	366,178
*	Dar Al Arkan Real Estate Development Co.	149,605	645,806
	Dr Sulaiman Al Habib Medical Services Group Co.	13,683	1,051,071
*	Electrical Industries Co.	2,748	28,446
*	Emaar Economic City	71,273	184,787
	Etihad Etisalat Co.	82,423	1,016,561
*	Fawaz Abdulaziz Al Hokair & Co.	13,915	59,856
*	Fitaihi Holding Group	618	5,252
	Halwani Brothers Co.	2,941	45,499
*	Herfy Food Services Co.	3,218	30,586
	Jarir Marketing Co.	24,505	1,068,992
*	Jazan Energy & Development Co.	4,892	19,940
	L’Azurde Co. for Jewelry	7,580	30,091
	Leejam Sports Co. JSC	6,747	215,089
	Maharah Human Resources Co.	7,074	118,974
*	Methanol Chemicals Co.	10,982	73,886
*	Middle East Healthcare Co.	4,313	44,862
	Middle East Paper Co.	11,988	104,180
*	Middle East Specialized Cables Co.	5,782	19,563
	Mouwasat Medical Services Co.	11,451	756,805
*	Nama Chemicals Co.	3,503	33,547
*	National Agriculture Development Co.	7,792	61,345
	National Co. for Glass Industries	4,087	37,780
	National Co. for Learning & Education	1,974	58,685
	National Gas & Industrialization Co.	7,958	131,005
	National Medical Care Co.	4,899	124,286
	Nayifat Finance Co.	4,181	21,442
*	Rabigh Refining & Petrochemical Co.	88,729	264,490
*	Raydan Food Co.	1,030	7,976

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Riyad Bank	173,737	$1,401,260
	SABIC Agri-Nutrients Co.	25,762	926,276
	Saudi Airlines Catering Co.	10,006	254,287
	Saudi Automotive Services Co.	6,110	63,532
	Saudi Basic Industries Corp.	40,581	1,004,082
	Saudi British Bank	90,471	878,358
	Saudi Ceramic Co.	10,634	91,344
	Saudi Chemical Co. Holding	7,746	62,383
*	Saudi Co. For Hardware CJSC	4,961	42,188
*	Saudi Ground Services Co.	17,435	120,838
	Saudi Industrial Investment Group	75,966	518,058
	Saudi Industrial Services Co.	9,934	73,030
*	Saudi Kayan Petrochemical Co.	243,743	827,452
*	Saudi Marketing Co.	7,310	52,622
	Saudi National Bank	172,423	2,262,993
*	Saudi Paper Manufacturing Co.	6,899	56,118
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	12,504	85,794
*	Saudi Printing & Packaging Co.	6,278	30,848
*	Saudi Public Transport Co.	14,579	71,618
*	Saudi Real Estate Co.	17,847	65,941
*	Saudi Research & Media Group	14,165	796,520
	Saudi Telecom Co.	197,840	2,381,197
	Saudia Dairy & Foodstuff Co.	3,565	265,107
	Savola Group	62,802	534,946
*	Seera Group Holding	43,694	290,223
*	Sinad Holding Co.	15,956	52,402
*	Takween Advanced Industries Co.	11,756	31,282
	Tanmiah Food Co.	562	21,672
	Theeb Rent A Car Co.	2,540	52,090
	United Electronics Co.	11,267	231,104
	United International Transportation Co.	9,496	151,283
	Yanbu National Petrochemical Co.	55,256	663,398

TOTAL SAUDI ARABIA			33,242,543

SOUTH AFRICA — (2.8%)
	Adcock Ingram Holdings Ltd.	6,946	19,051
	AECI Ltd.	31,856	150,483
	Afrimat Ltd.	11,673	34,062
	Altron Ltd., Class A	70,082	33,542
	Anglo American Platinum Ltd.	5,991	355,197
	AngloGold Ashanti Ltd.	31,518	842,368
	AngloGold Ashanti Ltd., Sponsored ADR	29,943	795,885
	Aspen Pharmacare Holdings Ltd.	75,148	752,143
*	Aveng Ltd.	38,394	22,320
	Barloworld Ltd.	44,692	221,763
	Bid Corp. Ltd.	50,306	1,146,078
	Bidvest Group Ltd.	85,636	1,173,061
*	Blue Label Telecoms Ltd.	146,716	36,198
*	Brait PLC	242,729	44,643
	Capitec Bank Holdings Ltd.	1,822	158,792
	Cashbuild Ltd.	5,352	51,869
	Clicks Group Ltd.	75,765	1,106,262
	Coronation Fund Managers Ltd.	76,784	125,991
	Curro Holdings Ltd.	25,364	11,245
	DataTec Ltd.	82,915	164,888
Ω	Dis-Chem Pharmacies Ltd.	188,152	274,125
*	Discovery Ltd.	82,709	650,601
	DRDGOLD Ltd.	15,834	16,937
	Famous Brands Ltd.	9,394	33,614

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	FirstRand Ltd.	245,128	$863,898
	Foschini Group Ltd.	53,404	276,915
	Gold Fields Ltd., Sponsored ADR	157,913	2,457,126
	Grindrod Ltd.	46,575	25,025
	Hudaco Industries Ltd.	9,126	76,851
	Impala Platinum Holdings Ltd.	93,585	911,125
	Investec Ltd.	46,182	253,948
	Invicta Holdings Ltd.	5,349	8,338
	Italtile Ltd.	118,320	79,983
	KAP Ltd.	49,761	8,283
	Kumba Iron Ore Ltd.	13,900	338,002
	Lewis Group Ltd.	9,835	20,399
	Libstar Holdings Ltd.	50,632	13,515
	Life Healthcare Group Holdings Ltd.	177,958	201,945
	MiX Telematics Ltd., Sponsored ADR	3,696	28,644
	Momentum Metropolitan Holdings	305,843	309,847
	Motus Holdings Ltd.	51,098	265,380
	Mpact Ltd.	55,728	85,219
	Mr Price Group Ltd.	61,713	507,729
	MultiChoice Group	131,451	822,382
*	Murray & Roberts Holdings Ltd.	92,435	6,678
	Naspers Ltd., Class N	11,422	2,036,105
	NEPI Rockcastle NV	72,706	438,884
	Netcare Ltd.	39,099	34,146
	Ninety One Ltd.	65,262	147,596
*	Northam Platinum Holdings Ltd.	25,718	251,812
	Old Mutual Ltd.	727,516	462,774
	Omnia Holdings Ltd.	62,300	196,144
Ω	Pepkor Holdings Ltd.	418,973	388,380
	Pick n Pay Stores Ltd.	60,972	144,648
	PSG Konsult Ltd.	96,840	69,437
	Raubex Group Ltd.	27,796	40,135
	Reunert Ltd.	47,356	152,720
	RFG Holdings Ltd.	21,034	10,693
	Royal Bafokeng Platinum Ltd.	34,653	271,909
	Sanlam Ltd.	232,710	718,335
	Santam Ltd.	8,733	135,758
	Sappi Ltd.	89,849	204,394
	Shoprite Holdings Ltd.	2,519	30,749
	Sibanye Stillwater Ltd.	565,355	1,249,905
#	Sibanye Stillwater Ltd., ADR	44,145	395,098
*	Southern Sun Ltd.	40,847	9,982
	SPAR Group Ltd.	68,224	524,141
	Spur Corp. Ltd.	15,300	19,860
	Stadio Holdings Ltd.	56,665	13,938
	Standard Bank Group Ltd.	67,671	634,465
	Super Group Ltd.	69,915	122,494
	Truworths International Ltd.	71,174	211,985
*	Wilson Bayly Holmes-Ovcon Ltd.	15,695	92,994
	Woolworths Holdings Ltd.	147,247	524,284
*	Zeda Ltd.	44,692	29,694

TOTAL SOUTH AFRICA			25,345,809

SOUTH KOREA — (13.8%)
*	3S Korea Co. Ltd.	7,967	12,474
	ABco Electronics Co. Ltd.	2,081	19,559
	ABOV Semiconductor Co. Ltd.	1,884	14,166
	Actro Co. Ltd.	1,337	7,316
*	ADTechnology Co. Ltd.	1,279	17,443

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Advanced Nano Products Co. Ltd.	823	$92,263
	Advanced Process Systems Corp.	5,818	88,742
	Aekyung Chemical Co. Ltd.	2,137	24,286
	Aekyung Industrial Co. Ltd.	2,237	36,063
*	AeroSpace Technology of Korea, Inc.	6,981	20,821
	AfreecaTV Co. Ltd.	2,451	142,880
*	Agabang&Company	12,217	30,873
	Ahnlab, Inc.	606	27,720
	AJ Networks Co. Ltd.	2,003	7,076
*	Ajin Industrial Co. Ltd.	8,452	25,282
*	Alteogen, Inc.	3,913	128,127
*	ALUKO Co. Ltd.	10,456	24,653
*	Amicogen, Inc.	1,290	16,402
*	Aminologics Co. Ltd.	7,906	10,427
	Amorepacific Corp.	2,961	273,956
	Amorepacific Group	7,089	194,358
*	Amotech Co. Ltd.	2,092	25,808
*	Anam Electronics Co. Ltd.	13,023	19,658
*	Ananti, Inc.	9,179	43,280
*	Anapass, Inc.	1,161	15,947
*	Anterogen Co. Ltd.	1,450	20,497
*	Apact Co. Ltd.	2,976	6,078
*	Aprogen Biologics	45,650	12,900
*	Aprogen, Inc.	35,723	34,243
*	APS, Inc.	1,428	12,060
*	APTC Co. Ltd.	6,409	55,933
*	Aroot Co. Ltd.	33,216	13,823
	Asia Paper Manufacturing Co. Ltd.	1,337	35,169
*	A-Tech Solution Co. Ltd.	1,146	9,049
	Atinum Investment Co. Ltd.	5,620	11,075
	AUK Corp.	7,995	13,035
	Aurora World Corp.	2,303	13,387
	Autech Corp.	4,220	18,349
	Avaco Co. Ltd.	2,470	31,389
*	Avatec Co. Ltd.	514	5,964
	Baiksan Co. Ltd.	4,496	26,799
*	Benoholdings, Inc.	2,978	11,155
	BGF Co. Ltd.	7,644	23,617
	BGF retail Co. Ltd.	2,327	324,648
	BGFecomaterials Co. Ltd.	4,133	23,601
	BH Co. Ltd.	7,813	135,441
*	BHI Co. Ltd.	4,278	23,390
*	Binex Co. Ltd.	3,695	25,810
	Binggrae Co. Ltd.	1,377	45,835
*	Bioneer Corp.	1,671	72,945
*	BioSmart Co. Ltd.	4,491	10,770
*	BNC Korea Co. Ltd.	5,378	15,564
#	BNK Financial Group, Inc.	38,356	190,818
	Boditech Med, Inc.	5,099	44,145
*	Bohae Brewery Co. Ltd.	24,371	10,893
	BoKwang Industry Co. Ltd.	1,810	9,206
	Bolak Co. Ltd.	16,769	21,347
	Bookook Securities Co. Ltd.	462	6,866
	Boryung	6,319	41,104
*	Bosung Power Technology Co. Ltd.	7,684	22,306
*	Bukwang Pharmaceutical Co. Ltd.	4,615	27,687
	BYC Co. Ltd.	80	28,038
	Byucksan Corp.	8,835	13,883
*	Cafe24 Corp.	1,154	7,661

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	CammSys Corp.	17,801	$22,370
	Camus Engineering & Construction, Inc.	8,563	10,616
	Cape Industries Ltd.	6,153	15,958
	Caregen Co. Ltd.	272	43,396
*	Carelabs Co. Ltd.	2,826	15,400
	Cell Biotech Co. Ltd.	1,375	13,809
	Celltrion Healthcare Co. Ltd.	5,523	287,893
#*	Celltrion Pharm, Inc.	2,161	132,467
	Celltrion, Inc.	11,449	1,379,484
*	Cellumed Co. Ltd.	3,482	14,007
*	Chabiotech Co. Ltd.	4,235	41,264
	Changhae Ethanol Co. Ltd.	2,011	15,362
	Cheil Worldwide, Inc.	31,332	433,577
	Chemtronics Co. Ltd.	3,577	59,475
*	Chemtros Co. Ltd.	2,178	15,976
*	ChinHung International, Inc.	23,967	22,306
	Chinyang Holdings Corp.	7,730	18,617
*	Choa Pharmaceutical Co.	4,509	7,271
*	Choil Aluminum Co. Ltd.	11,512	26,033
	Chong Kun Dang Pharmaceutical Corp.	1,506	95,457
	Chongkundang Holdings Corp.	793	30,088
*	Chorokbaem Media Co. Ltd.	4,200	28,257
	Chosun Refractories Co. Ltd.	2,990	22,030
#	Chunbo Co. Ltd.	750	109,243
*	CJ CheilJedang Corp.	1,238	286,681
	CJ Corp.	4,599	314,897
*	CJ ENM Co. Ltd.	5,416	323,372
	CJ Freshway Corp.	2,433	51,855
	CJ Logistics Corp.	2,529	146,073
*	CKD Bio Corp.	912	17,272
	Classys, Inc.	2,158	38,410
	CLIO Cosmetics Co. Ltd.	714	11,506
*	CMG Pharmaceutical Co. Ltd.	8,816	14,196
*	CoAsia Corp.	1,572	9,767
*	Com2uS Holdings Corp.	880	28,727
	Com2uSCorp.	2,881	148,313
*	Comtec Systems Co. Ltd.	24,345	14,113
*	ContentreeJoongAng Corp.	544	9,952
*	Coreana Cosmetics Co. Ltd.	5,220	11,536
*	COSMAX NBT, Inc.	2,057	6,611
*	Cosmax, Inc.	4,122	238,534
*	CosmoAM&T Co. Ltd.	2,566	336,705
*	Cosmochemical Co. Ltd.	3,546	155,307
	Coway Co. Ltd.	27,003	991,454
	Coweaver Co. Ltd.	1,455	7,300
	Cowintech Co. Ltd.	515	11,991
	Creas F&C Co. Ltd.	1,268	17,187
*	Creative & Innovative System	3,518	33,080
	Creverse, Inc.	1,427	19,061
*	CrystalGenomics, Inc.	5,676	12,820
	CS Wind Corp.	2,631	148,952
*	CTC BIO, Inc.	2,098	15,259
*	CTR Mobility Co. Ltd.	915	11,401
*	Cube Entertainment, Inc.	1,159	20,398
	Cuckoo Holdings Co. Ltd.	3,109	35,852
	Cuckoo Homesys Co. Ltd.	1,747	33,343
*	Curexo, Inc.	2,147	16,810
*	CUROCOM Co. Ltd.	15,906	6,431
	Cymechs, Inc.	1,162	10,849

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	D.I Corp.	2,915	$14,778
*	DA Technology Co. Ltd.	2,975	10,265
	Dae Han Flour Mills Co. Ltd.	341	36,292
	Dae Hwa Pharmaceutical Co. Ltd.	1,232	8,375
	Dae Hyun Co. Ltd.	9,204	15,178
*	Dae Won Chemical Co. Ltd.	4,549	8,238
	Dae Won Kang Up Co. Ltd.	9,092	27,644
*	Daea TI Co. Ltd.	5,700	12,933
*	Daebo Magnetic Co. Ltd.	512	23,841
	Daebongls Co. Ltd.	2,018	11,317
*	Daechang Co. Ltd.	9,952	10,560
	Daedong Corp.	5,235	41,539
	Daeduck Co. Ltd.	1,972	9,403
	Daeduck Electronics Co. Ltd.	5,825	94,441
	Daegu Department Store	870	6,245
	Daehan New Pharm Co. Ltd.	2,297	14,883
	Daehan Steel Co. Ltd.	1,697	16,765
*	Dae-Il Corp.	5,949	22,411
	Daejoo Electronic Materials Co. Ltd.	861	63,636
	Daejung Chemicals & Metals Co. Ltd.	974	11,728
*	Daemyung Sonoseason Co. Ltd.	25,454	13,030
	Daesang Corp.	5,918	86,167
	Daesang Holdings Co. Ltd.	2,845	16,385
	Daesung Energy Co. Ltd.	2,804	17,657
	Daesung Holdings Co. Ltd.	508	12,922
	Daewon Media Co. Ltd.	2,643	30,102
	Daewon Pharmaceutical Co. Ltd.	4,099	45,342
	Daewon San Up Co. Ltd.	2,161	10,325
*	Daewoo Engineering & Construction Co. Ltd.	96,691	305,757
#*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	5,185	104,893
	Daewoong Co. Ltd.	2,917	32,627
	Daewoong Pharmaceutical Co. Ltd.	584	48,300
	Daihan Pharmaceutical Co. Ltd.	1,066	22,309
	Daishin Information & Communication	9,726	7,795
	Daishin Securities Co. Ltd.	8,360	84,124
*	Danal Co. Ltd.	6,093	18,863
	Daol Investment & Securities Co. Ltd.	12,487	31,258
#	Daou Data Corp.	4,343	56,523
	Daou Technology, Inc.	6,145	88,150
*	Dasan Networks, Inc.	7,361	19,634
*	Dawonsys Co. Ltd.	4,173	38,216
*	Dayou Plus Co. Ltd.	14,841	10,697
	DB Financial Investment Co. Ltd.	6,205	18,772
	DB Insurance Co. Ltd.	16,672	1,048,028
*	DB, Inc.	36,593	49,662
	Dentium Co. Ltd.	2,450	264,467
	Deutsch Motors, Inc.	5,379	23,592
	Device ENG Co. Ltd.	1,253	16,481
*	Devsisters Co. Ltd.	812	35,168
	DGB Financial Group, Inc.	37,239	190,965
*	DHAutoware Co. Ltd.	18,359	8,422
	Digital Daesung Co. Ltd.	4,602	21,206
*	DIO Corp.	2,824	63,015
	Display Tech Co. Ltd.	3,359	17,438
	DL Construction Co. Ltd.	2,489	25,370
	DL E&C Co. Ltd.	9,216	243,516
	DL Holdings Co. Ltd.	4,730	175,262
	DMS Co. Ltd.	7,907	37,290
	DNF Co. Ltd.	3,548	44,405

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dohwa Engineering Co. Ltd.	4,413	$27,103
	Dong A Eltek Co. Ltd.	1,716	12,150
	Dong-A Hwasung Co. Ltd.	2,071	14,207
	Dong-A Socio Holdings Co. Ltd.	536	33,173
	Dong-A ST Co. Ltd.	1,581	64,757
*	Dongbang Transport Logistics Co. Ltd.	14,438	23,489
	Dongbu Corp.	4,141	21,827
	Dongjin Semichem Co. Ltd.	13,474	298,642
	Dongkoo Bio & Pharma Co. Ltd.	2,893	12,966
	DongKook Pharmaceutical Co. Ltd.	4,060	45,871
#	Dongkuk Steel Mill Co. Ltd.	21,573	193,359
*	Dongkuk Structures & Construction Co. Ltd.	6,207	20,504
	Dongsuh Cos., Inc.	3,683	52,962
	Dongsung Chemical Co. Ltd.	11,196	38,734
	Dongsung Finetec Co. Ltd.	5,249	44,382
*	Dongsung Pharmaceutical Co. Ltd.	1,400	6,198
*	Dongwha Enterprise Co. Ltd.	702	26,070
	Dongwha Pharm Co. Ltd.	3,999	25,113
	Dongwon Development Co. Ltd.	13,299	34,999
	Dongwon F&B Co. Ltd.	1,675	38,319
	Dongwon Industries Co. Ltd.	1,870	64,983
	Dongwon Systems Corp.	1,256	40,398
	Dongyang E&P, Inc.	1,464	17,505
	Doosan Bobcat, Inc.	17,876	685,841
	Doosan Co. Ltd.	2,716	189,931
*	Doosan Enerbility Co. Ltd.	30,176	378,103
*	Doosan Fuel Cell Co. Ltd.	4,019	90,278
	Doosan Tesna, Inc.	3,921	105,116
	DoubleUGames Co. Ltd.	3,263	110,731
	Douzone Bizon Co. Ltd.	2,931	66,934
*	Dream Security Co. Ltd.	10,040	22,065
	Dreamtech Co. Ltd.	7,171	51,789
*	Dreamus Co.	4,115	9,214
	Drgem Corp.	1,242	10,399
*	DSK Co. Ltd.	2,111	8,034
*	Duck Yang Industry Co. Ltd.	3,457	14,754
*	Duk San Neolux Co. Ltd.	1,106	36,073
*	Duksan Hi-Metal Co. Ltd.	1,894	8,011
*	Duksan Techopia Co. Ltd.	961	14,456
	DY Corp.	4,932	20,197
	DY POWER Corp.	3,390	29,859
*	E Investment&Development Co. Ltd.	19,186	39,389
*	E& Corp. Co. Ltd.	5,126	10,296
	E1 Corp.	1,179	41,980
	Eagon Industrial Ltd	1,685	9,322
	Easy Bio, Inc.	3,302	10,542
	eBEST Investment & Securities Co. Ltd.	3,331	10,786
	Echo Marketing, Inc..	5,576	46,491
	Eco&Dream Co. Ltd.	566	15,526
	Ecoplastic Corp.	9,576	44,188
	Ecopro BM Co. Ltd.	4,814	966,697
#	Ecopro Co. Ltd.	3,835	2,106,426
	Ecopro HN Co. Ltd.	2,454	123,181
	e-Credible Co. Ltd.	854	10,265
*	Ehwa Technologies Information Co. Ltd.	39,858	40,580
	Elentec Co. Ltd.	4,729	46,058
	E-MART, Inc.	4,942	361,445
*	EMKOREA Co. Ltd.	4,828	10,191
#	EM-Tech Co. Ltd.	2,530	52,094

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	ENF Technology Co. Ltd.	3,228	$50,053
*	Enzychem Lifesciences Corp.	19,669	26,487
	Eo Technics Co. Ltd.	1,424	93,226
	Estechpharma Co. Ltd.	1,744	9,835
*	E-TRON Co. Ltd.	141,985	34,482
*	Eubiologics Co. Ltd.	2,493	13,462
	Eugene Corp.	11,321	28,307
	Eugene Investment & Securities Co. Ltd.	13,616	25,772
	Eugene Technology Co. Ltd.	3,358	72,886
*	Ewon Comfortech Co. Ltd.	2,746	12,786
*	E-World	8,526	9,288
*	Exem Co. Ltd.	4,667	14,217
	Exicon Co. Ltd.	1,987	13,936
	F&F Co. Ltd.	4,649	491,910
	Fila Holdings Corp.	13,385	367,640
*	Fine M-Tec Co. Ltd.	3,760	27,978
	Fine Semitech Corp.	2,256	37,181
*	Fine Technix Co. Ltd.	2,045	3,403
*	Finetek Co. Ltd.	15,480	14,956
*	Firstec Co. Ltd.	4,429	13,599
*	Flask Co. Ltd.	12,050	10,464
#	Foosung Co. Ltd.	7,328	74,316
	Fursys, Inc.	987	21,291
	Gabia, Inc.	3,274	28,630
	Galaxia Moneytree Co. Ltd.	1,980	8,464
	Gaon Cable Co. Ltd.	1,166	14,155
*	GemVax & Kael Co. Ltd.	3,004	31,327
	Gemvaxlink Co. Ltd.	20,885	22,619
*	Genematrix, Inc.	3,743	13,520
*	Genexine, Inc.	4,234	38,416
*	Genie Music Corp.	4,854	13,833
*	GENOLUTION, Inc.	3,270	13,498
	Geumhwa PSC Co. Ltd.	1,330	29,701
	Global Standard Technology Co. Ltd.	1,924	36,786
	Golfzon Co. Ltd.	1,350	112,966
	Golfzon Newdin Holdings Co. Ltd.	4,684	18,766
	Gradiant Corp.	4,366	46,493
	Green Chemical Co. Ltd.	4,719	37,481
	Green Cross Corp.	727	67,362
	Green Cross Holdings Corp.	5,251	61,399
	GS Engineering & Construction Corp.	25,991	421,775
	GS Holdings Corp.	10,068	299,136
	GS Retail Co. Ltd.	12,553	250,040
	Gwangju Shinsegae Co. Ltd.	735	18,127
	Hae In Corp.	3,033	13,825
	HAESUNG DS Co. Ltd.	3,254	114,151
	Haesung Industrial Co. Ltd.	977	6,773
	Haitai Confectionery & Foods Co. Ltd.	2,093	9,020
	Han Kuk Carbon Co. Ltd.	6,365	54,682
	Hana Financial Group, Inc.	45,385	1,426,162
	Hana Materials, Inc.	1,780	57,038
#	Hana Micron, Inc.	10,893	125,097
	Hana Pharm Co. Ltd.	1,053	11,464
*	Hanall Biopharma Co. Ltd.	2,608	40,113
	HanChang Paper Co. Ltd.	8,720	8,855
*	Hancom, Inc.	2,264	24,079
	Handok, Inc.	2,093	23,958
	Handsome Co. Ltd.	4,735	88,493
	Hanjin Transportation Co. Ltd.	2,334	34,788

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hankook Shell Oil Co. Ltd.	185	$31,889
	Hanmi Pharm Co. Ltd.	1,390	336,192
	Hanmi Science Co. Ltd.	1,225	40,209
	Hanmi Semiconductor Co. Ltd.	10,478	162,179
	HanmiGlobal Co. Ltd.	1,073	28,961
	Hanon Systems	42,124	289,567
#	Hansae Co. Ltd.	8,611	109,488
	Hansae Yes24 Holdings Co. Ltd.	3,465	11,854
	Hanshin Machinery Co.	4,076	18,376
	Hansol Chemical Co. Ltd.	2,911	485,211
	Hansol Holdings Co. Ltd.	10,383	24,094
*	Hansol HomeDeco Co. Ltd.	19,281	14,904
*	Hansol IONES Co. Ltd.	3,098	18,274
	Hansol Logistics Co. Ltd.	7,255	16,099
	Hansol Paper Co. Ltd.	4,665	39,667
	Hansol Technics Co. Ltd.	9,847	43,210
	Hanssem Co. Ltd.	942	31,509
	Hanwha Aerospace Co. Ltd.	6,311	485,640
	Hanwha Galleria Co. Ltd.	15,046	19,381
*	Hanwha General Insurance Co. Ltd.	19,605	66,685
*	Hanwha Investment & Securities Co. Ltd.	28,229	58,467
*	Hanwha Life Insurance Co. Ltd.	125,311	232,835
*	Hanwha Solutions Corp.	13,341	480,049
*	Hanyang Digitech Co. Ltd.	1,023	8,338
	Hanyang Eng Co. Ltd.	4,035	44,748
	Hanyang Securities Co. Ltd.	2,979	19,576
	HB Technology Co. Ltd.	20,026	36,495
	HD Hyundai Co. Ltd.	12,659	561,343
	HD Hyundai Construction Equipment Co. Ltd.	4,937	251,331
	HD Hyundai Electric Co. Ltd.	2,198	83,374
	HD Hyundai Energy Solutions Co. Ltd.	1,481	46,901
	HD Hyundai Infracore Co. Ltd.	52,436	387,964
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,797	305,110
	HDC Holdings Co. Ltd.	11,304	55,465
	HDC Hyundai Development Co. Engineering & Construction, Class E	18,020	162,893
	HDC Hyundai Engineering Plastics Co. Ltd.	2,052	7,426
	Hecto Financial Co. Ltd.	710	9,622
	Hecto Innovation Co. Ltd.	2,056	19,343
	Heerim Architects & Planners	1,352	9,329
*	Helixmith Co. Ltd.	4,054	26,119
*	HFR, Inc.	1,914	38,728
	Hite Jinro Co. Ltd.	10,080	168,061
	Hitejinro Holdings Co. Ltd.	2,275	15,633
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	9,275	20,558
*	HJ Shipbuilding & Construction Co. Ltd.	6,945	18,873
*	HL D&I Halla Corp.	5,627	10,529
	HL Holdings Corp.	1,851	45,933
	HL Mando Co. Ltd.	5,681	197,363
*	HLB Biostep Co. Ltd.	2,115	6,530
*	HLB Global Co. Ltd.	2,902	12,617
*	HLB Life Science Co. Ltd.	7,230	58,217
*	Hlb Pharma Ceutical Co. Ltd.	2,126	23,349
*	HLB Therapeutics Co. Ltd..	7,580	27,453
*	HLB, Inc.	10,475	278,386
	HMM Co. Ltd.	48,543	743,546
	Home Center Holdings Co. Ltd.	29,955	30,686
*	Homecast Co. Ltd.	6,694	20,808
	Hotel Shilla Co. Ltd.	10,350	632,330
*	HSD Engine Co. Ltd.	4,700	27,371

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Hugel, Inc.	851	$72,431
*	Humax Co. Ltd.	9,576	26,684
	Humedix Co. Ltd.	1,698	36,012
*	Huneed Technologies	2,154	10,432
	Huons Co. Ltd.	1,603	39,404
	Huons Global Co. Ltd.	1,464	22,223
*	Huvis Corp.	4,251	14,478
	Huvitz Co. Ltd.	2,931	36,177
	Hwa Shin Co. Ltd.	5,583	57,771
*	Hwail Pharm Co. Ltd.	11,956	18,610
	Hwangkum Steel & Technology Co. Ltd.	2,449	15,361
	Hwaseung Enterprise Co. Ltd.	2,019	12,034
	HwaSung Industrial Co. Ltd.	2,547	18,550
*	HYBE Co. Ltd.	963	194,735
	Hy-Lok Corp.	2,158	34,460
	Hyosung Advanced Materials Corp.	570	166,260
*	Hyosung Chemical Corp.	426	34,105
	Hyosung Corp.	1,773	87,433
*	Hyosung Heavy Industries Corp.	1,606	94,553
	Hyosung TNC Corp.	1,419	401,278
	HyosungITX Co. Ltd.	577	5,478
*	Hyulim ROBOT Co. Ltd.	14,592	21,493
	Hyundai Autoever Corp.	891	82,132
	Hyundai Bioland Co. Ltd.	797	7,269
	Hyundai Corp.	2,484	32,389
	Hyundai Corp. Holdings, Inc.	1,866	15,598
	Hyundai Department Store Co. Ltd.	1,955	75,697
	Hyundai Elevator Co. Ltd.	6,752	169,503
	Hyundai Engineering & Construction Co. Ltd.	19,589	602,708
	HYUNDAI EVERDIGM Corp.	2,354	12,959
	Hyundai Ezwel Co. Ltd.	4,878	24,047
	Hyundai Futurenet Co. Ltd.	13,368	32,226
	Hyundai GF Holdings	9,771	30,559
	Hyundai Green Food	5,187	47,126
	Hyundai Home Shopping Network Corp.	1,928	69,492
*	Hyundai Livart Furniture Co. Ltd.	3,789	22,088
	Hyundai Marine & Fire Insurance Co. Ltd.	23,114	649,362
*	Hyundai Mipo Dockyard Co. Ltd.	2,131	117,302
	Hyundai Mobis Co. Ltd.	7,754	1,262,819
	Hyundai Motor Co.	13,661	2,023,594
	Hyundai Motor Securities Co. Ltd.	5,127	34,343
	Hyundai Pharmaceutical Co. Ltd.	3,292	12,144
*	Hyundai Rotem Co. Ltd.	10,971	270,553
	Hyundai Steel Co.	9,982	272,934
	Hyundai Wia Corp.	3,688	155,065
	HyVision System, Inc.	2,805	37,189
	i3system, Inc.	1,346	20,158
*	iA, Inc.	22,351	9,972
	ICD Co. Ltd.	4,838	44,137
*	Icure Pharm, Inc.	975	2,186
	IDIS Holdings Co. Ltd.	952	9,435
	IIjin Electric Co. Ltd.	5,905	30,955
	IIjin Holdings Co. Ltd.	6,856	23,352
	IIjin Power Co. Ltd.	2,335	22,934
	IIshin Spinning Co. Ltd.	3,810	37,800
	IIsung Pharmaceuticals Co. Ltd.	950	19,048
	IIyang Pharmaceutical Co. Ltd.	1,351	17,420
	iMarketKorea, Inc.	5,701	42,167
	InBody Co. Ltd.	3,295	68,485

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	INCON Co. Ltd.	6,813	$3,599
	Incross Co. Ltd.	771	8,663
	Industrial Bank of Korea	36,529	275,091
*	Infinitt Healthcare Co. Ltd.	2,990	11,317
*	Inhwa Precision Co. Ltd.	1,640	12,615
	Innocean Worldwide, Inc.	3,398	101,767
	InnoWireless Co. Ltd.	369	7,509
#	Innox Advanced Materials Co. Ltd.	3,976	131,666
*	Innox Corp.	828	27,233
*	Inscobee, Inc.	5,576	5,852
*	Insung Information Co. Ltd.	8,315	13,480
	Intekplus Co. Ltd.	2,308	34,724
	Intellian Technologies, Inc.	653	33,593
	Intelligent Digital Integrated Security Co. Ltd.	826	14,083
*	Interflex Co. Ltd.	2,044	14,833
	Interojo Co. Ltd.	1,228	32,747
	INTOPS Co. Ltd.	2,857	75,315
*	iNtRON Biotechnology, Inc.	3,888	22,645
	Inzi Controls Co. Ltd.	2,405	15,438
#*	IS Dongseo Co. Ltd.	3,763	104,422
	ISC Co. Ltd.	2,345	69,327
	i-SENS, Inc.	3,346	42,838
*	ISU Abxis Co. Ltd.	2,469	11,642
	ISU Chemical Co. Ltd.	3,871	120,029
	IsuPetasys Co. Ltd.	10,649	74,527
*	ITCEN Co. Ltd.	3,543	10,174
*	ITEK, Inc.	4,474	30,500
*	ITM Semiconductor Co. Ltd.	554	11,148
	It’s Hanbul Co. Ltd.	1,009	11,472
*	Jaeyoung Solutec Co. Ltd.	16,568	9,785
*	Jahwa Electronics Co. Ltd.	1,279	29,778
	JASTECH Ltd.	1,874	12,365
	JB Financial Group Co. Ltd.	18,592	116,331
	JC Chemical Co. Ltd.	4,150	23,747
	Jeil Pharmaceutical Co. Ltd.	637	8,809
*	Jeisys Medical, Inc.	2,211	14,317
*	Jeju Beer Co. Ltd.	9,607	11,424
*	Jeju Semiconductor Corp.	3,960	13,829
	Jinsung T.E.C.	3,429	29,608
	JLS Co. Ltd.	1,866	10,045
	JNK Heaters Co. Ltd.	1,897	8,710
*	JNTC Co. Ltd.	2,483	15,304
*	JoyCity Corp.	2,763	8,144
	JS Corp.	1,238	11,733
#	Jusung Engineering Co. Ltd.	13,057	153,920
	JVM Co. Ltd.	1,438	21,843
	JW Holdings Corp.	12,580	30,315
	JW Life Science Corp.	1,759	15,478
	JW Pharmaceutical Corp.	2,214	37,704
*	JW Shinyak Corp.	3,577	8,310
	JYP Entertainment Corp.	6,498	439,576
	Kakao Corp.	12,715	556,784
#*	Kakao Games Corp.	5,885	178,823
	KakaoBank Corp.	5,536	91,651
	Kangnam Jevisco Co. Ltd.	731	13,297
	Kangwon Land, Inc.	4,821	68,292
	KAON Group Co. Ltd.	4,850	26,410
	KB Financial Group, Inc.	58,656	2,177,088
	KC Co. Ltd.	2,179	32,149

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KC Tech Co. Ltd.	3,067	$43,180
	KCC Corp.	1,009	168,242
	KCI Ltd.	1,125	7,927
	KCTC	5,926	18,560
	KEC Corp.	10,697	18,040
	KEPCO Engineering & Construction Co., Inc.	1,501	79,105
	KEPCO Plant Service & Engineering Co. Ltd.	4,061	108,630
	Keyang Electric Machinery Co. Ltd.	4,288	7,259
*	KEYEAST Co. Ltd.	2,966	17,701
	KG Chemical Corp.	3,274	93,931
#	KG Dongbu Steel	8,845	62,569
	KG Eco Technology Service Co. Ltd.	1,985	23,948
*††	KG Mobility Co.	1,502	15,509
	Kginicis Co. Ltd.	5,479	50,224
	KGMobilians Co. Ltd.	5,530	27,001
	KH Vatec Co. Ltd.	4,841	68,487
	Kia Corp.	30,578	1,936,605
	KidariStudio, Inc.	3,003	16,177
	KINX, Inc.	659	26,896
	KISCO Corp.	1,610	8,248
	KISCO Holdings Co. Ltd.	1,214	18,858
	KISWIRE Ltd.	3,178	45,128
	KIWOOM Securities Co. Ltd.	4,216	296,286
*	KNW Co. Ltd.	1,699	15,477
	Koh Young Technology, Inc.	7,378	73,332
	Kolmar BNH Co. Ltd.	5,508	92,128
	Kolmar Korea Co. Ltd.	4,947	149,967
	Kolmar Korea Holdings Co. Ltd.	3,177	35,398
	Kolon Corp.	1,302	19,817
	Kolon Global Corp.	1,263	13,246
	Kolon Industries, Inc.	7,489	240,342
*	Kolon Mobility Group Corp.	4,190	12,868
	Kolon Plastic, Inc.	1,824	13,576
	Komelon Corp.	1,270	8,970
	KoMiCo Ltd.	1,679	54,842
*	KONA I Co. Ltd.	2,442	29,480
	Kook Soon Dang Brewery Co. Ltd.	1,712	8,343
	Korea Alcohol Industrial Co. Ltd.	5,044	38,987
	Korea Asset In Trust Co. Ltd.	20,730	45,449
	Korea Business News Co. Ltd.	1,839	7,472
	Korea Cast Iron Pipe Industries Co. Ltd.	2,924	15,507
*	Korea Circuit Co. Ltd.	4,698	49,561
	Korea Electric Terminal Co. Ltd.	1,432	65,724
	Korea Electronic Certification Authority, Inc.	3,177	11,545
	Korea Electronic Power Industrial Development Co. Ltd.	4,695	27,740
	Korea Export Packaging Industrial Co. Ltd.	8,020	20,217
*	Korea Gas Corp.	7,365	147,764
	Korea Investment Holdings Co. Ltd.	12,253	506,401
	Korea Movenex Co. Ltd.	5,239	12,394
	Korea Parts & Fasteners Co. Ltd.	4,097	16,727
	Korea Petrochemical Ind Co. Ltd.	456	49,637
	Korea Petroleum Industries Co.	1,794	14,380
	Korea Pharma Co. Ltd.	530	7,920
	Korea Ratings Corp.	163	9,004
	Korea Real Estate Investment & Trust Co. Ltd.	35,312	35,509
	Korea United Pharm, Inc.	1,508	24,304
	Korea Zinc Co. Ltd.	774	297,493
	Korean Reinsurance Co.	30,171	170,753
	Kortek Corp.	3,138	21,208

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	KOSES Co. Ltd.	2,319	$17,616
*	KPM Tech Co. Ltd.	43,209	18,390
	KPX Chemical Co. Ltd.	815	28,771
*	Krafton, Inc.	3,125	451,423
*	KT Alpha Co. Ltd.	5,035	22,685
	KT Skylife Co. Ltd.	6,097	31,611
	KT Submarine Co. Ltd.	2,188	10,662
	KTCS Corp.	13,494	35,726
	Kukbo Design Co. Ltd.	981	12,559
	Kukdo Chemical Co. Ltd.	567	18,665
	Kukdong Oil & Chemicals Co. Ltd.	4,500	12,225
*	Kukjeon Pharmaceutical Co. Ltd.	2,390	11,236
*	Kum Yang Co. Ltd.	3,102	155,859
*	Kumho HT, Inc.	38,994	23,632
	Kumho Petrochemical Co. Ltd.	6,100	623,777
*	Kumho Tire Co., Inc.	19,186	64,622
	KUMHOE&C Co. Ltd.	8,092	38,691
	Kumkang Kind Co. Ltd.	7,189	27,278
	Kwang Dong Pharmaceutical Co. Ltd.	13,256	57,242
	Kwang Myung Electric Co. Ltd.	8,027	15,878
*	KX Hitech Co. Ltd.	13,170	13,239
	Kyeryong Construction Industrial Co. Ltd.	1,770	22,694
	Kyobo Securities Co. Ltd.	5,168	19,573
	Kyochon F&B Co. Ltd.	2,195	14,803
	Kyongbo Pharmaceutical Co. Ltd.	1,775	8,578
	Kyung Dong Navien Co. Ltd.	1,367	41,011
	Kyung Nong Corp.	1,661	12,535
	Kyungbang Co. Ltd.	3,048	24,117
*	Kyungchang Industrial Co. Ltd.	3,490	6,039
	Kyungdong Pharm Co. Ltd.	5,683	31,370
	Kyung-In Synthetic Corp.	12,630	44,071
	L&C Bio Co. Ltd.	1,830	42,178
#	L&F Co. Ltd.	2,367	472,482
*	LabGenomics Co. Ltd.	10,654	47,388
#*	Lake Materials Co. Ltd.	14,801	153,482
*	LB Semicon, Inc.	9,863	58,752
	Lee Ku Industrial Co. Ltd.	6,450	26,712
	LEENO Industrial, Inc.	2,877	288,943
	LF Corp.	5,047	66,081
	LG Chem Ltd.	2,966	1,647,563
	LG Electronics, Inc.	32,197	2,643,950
	LG H&H Co. Ltd.	1,790	835,833
	LG HelloVision Co. Ltd.	11,051	34,045
	LG Innotek Co. Ltd.	2,307	459,164
	Lion Chemtech Co. Ltd.	1,561	8,772
	LOT Vacuum Co. Ltd.	1,310	15,149
	Lotte Chemical Corp.	2,326	293,162
	Lotte Chilsung Beverage Co. Ltd.	845	98,494
	Lotte Corp.	6,719	140,948
*	Lotte Data Communication Co.	1,008	21,244
	LOTTE Fine Chemical Co. Ltd.	5,522	253,605
	LOTTE Himart Co. Ltd.	2,510	21,279
*	Lotte Non-Life Insurance Co. Ltd.	23,154	26,865
	Lotte Rental Co. Ltd.	993	19,340
	Lotte Shopping Co. Ltd.	2,287	136,736
	Lotte Wellfood Co. Ltd.	488	38,671
	LS Corp.	6,288	422,355
	LS Electric Co. Ltd.	3,500	165,848
	Lutronic Corp.	2,064	40,138

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	LVMC Holdings	36,724	$49,372
	LX Hausys Ltd.	1,948	59,932
	LX Semicon Co. Ltd.	4,078	322,415
*	M2N Co. Ltd.	4,366	15,346
	Macquarie Korea Infrastructure Fund	84,830	789,535
	Macrogen, Inc.	1,168	17,071
	Maeil Dairies Co. Ltd.	1,150	40,875
	MAKUS, Inc.	1,880	14,092
	Mcnex Co. Ltd.	3,980	93,772
*	MDS Tech, Inc.	21,260	36,789
*	ME2ON Co. Ltd.	8,652	23,975
	Mediana Co. Ltd.	2,343	7,812
*	Medifron DBT Co. Ltd.	5,056	4,897
*	Medipost Co. Ltd.	1,643	17,891
	Medy-Tox, Inc.	767	135,789
	Meerecompany, Inc.	1,096	26,839
	MegaStudy Co. Ltd.	2,286	19,577
	MegaStudyEdu Co. Ltd.	1,139	53,486
	MEKICS Co. Ltd.	2,583	6,925
	Meritz Financial Group, Inc.	44,144	1,519,501
*	Mgame Corp.	4,951	30,836
	Mi Chang Oil Industrial Co. Ltd.	177	8,616
*	MiCo Ltd.	8,660	54,048
*	Mirae Asset Life Insurance Co. Ltd.	29,175	61,057
	Mirae Asset Securities Co. Ltd.	101,373	526,726
*	Mirae Asset Venture Investment Co. Ltd.	8,034	31,342
	Miwon Chemicals Co. Ltd.	147	7,107
	Miwon Commercial Co. Ltd.	534	67,443
	Miwon Holdings Co. Ltd.	286	21,554
	Miwon Specialty Chemical Co. Ltd.	566	59,245
	MK Electron Co. Ltd.	3,608	36,658
	MNTech Co. Ltd.	3,176	55,220
	Mobase Electronics Co. Ltd.	7,801	14,724
	Monalisa Co. Ltd.	2,798	5,829
	Moonbae Steel Co. Ltd.	4,967	12,627
	Moorim P&P Co. Ltd.	4,923	13,469
	Motonic Corp.	2,192	14,460
	Motrex Co. Ltd.	2,262	32,293
	MS Autotech Co. Ltd.	8,274	35,935
	Muhak Co. Ltd.	3,862	16,130
	Multicampus Co. Ltd.	679	18,554
*	Myoung Shin Industrial Co. Ltd.	822	11,157
*	MyungMoon Pharm Co. Ltd.	4,579	8,684
	Namhae Chemical Corp.	3,870	25,010
*	Namsun Aluminum Co. Ltd.	27,512	47,710
*	Namuga Co. Ltd.	1,476	16,384
	Namyang Dairy Products Co. Ltd.	94	34,804
*	NanoenTek, Inc.	3,575	13,319
	Nasmedia Co. Ltd.	1,024	15,988
	Nature Holdings Co. Ltd.	1,456	30,844
	NAVER Corp.	5,364	777,111
	NCSoft Corp.	2,808	794,586
*	NDFOS Co. Ltd.	2,511	5,337
	NeoPharm Co. Ltd.	1,577	20,652
*	Neowiz	1,628	53,791
*	NEOWIZ HOLDINGS Corp.	920	19,228
*	Nepes Ark Corp.	2,642	46,598
*	NEPES Corp.	3,491	52,796
*Ω	Netmarble Corp.	5,556	270,534

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	New Power Plasma Co. Ltd.	2,910	$10,861
	Nexen Corp.	4,007	12,398
	Nexen Tire Corp.	4,735	29,212
*	Next Entertainment World Co. Ltd.	2,346	11,183
	NEXTIN, Inc.	1,175	56,916
	NH Investment & Securities Co. Ltd.	50,989	356,993
*	NHN Corp.	8,005	162,964
	NHN KCP Corp.	5,292	44,609
	Nice Information & Telecommunication, Inc.	2,046	36,788
	NICE Information Service Co. Ltd.	15,565	133,721
	NICE Total Cash Management Co. Ltd.	5,667	21,606
*	NK Co. Ltd.	11,295	7,714
	Nong Shim Holdings Co. Ltd.	454	23,705
	Nong Woo Bio Co. Ltd.	3,393	21,951
	NongShim Co. Ltd.	561	166,211
	NOROO Paint & Coatings Co. Ltd.	2,751	16,514
	NOVAREX Co. Ltd.	2,936	19,103
	NPC	6,680	33,122
*	NSN Co. Ltd.	12,887	11,290
	Oceanbridge Co. Ltd.	1,631	16,726
#	OCI Co. Ltd.	6,079	544,130
	Okong Corp.	5,256	12,536
*	Omnisystem Co. Ltd.	6,034	8,646
	OptoElectronics Solutions Co. Ltd.	742	9,106
*	OPTRON-TEC, Inc.	7,058	15,051
	OPTUS Pharmaceutical Co. Ltd.	3,594	19,783
*	Orbitech Co. Ltd.	3,497	10,770
	Orion Corp.	6,656	721,615
	Orion Holdings Corp.	7,752	96,120
*††	Osung Advanced Materials Co. Ltd.	18,332	21,287
	Ottogi Corp.	332	114,663
	Paik Kwang Industrial Co. Ltd.	9,444	48,202
	Pan Ocean Co. Ltd.	50,722	206,997
	Pang Rim Co. Ltd.	3,941	21,876
	Park Systems Corp.	894	97,967
	Partron Co. Ltd.	11,262	67,135
	Paseco Co. Ltd.	1,912	20,919
*	Pearl Abyss Corp.	3,735	120,961
	People & Technology, Inc.	4,736	191,886
	PHA Co. Ltd.	2,660	17,072
*	PharmAbcine	3,815	7,325
	PharmaResearch Co. Ltd.	898	68,053
*	PharmGen Science, Inc.	2,513	12,045
*	Pharmicell Co. Ltd.	3,920	26,670
	Philoptics Co. Ltd.	1,534	10,618
*††	Philosys Healthcare Co. Ltd.	23,100	5,627
	PI Advanced Materials Co. Ltd.	4,049	99,230
	PJ Electronics Co. Ltd.	1,360	6,370
*	Polaris Office Corp.	10,082	16,068
#	Posco DX Co. Ltd.	11,911	118,357
	POSCO Future M Co. Ltd.	377	94,898
	Posco M-Tech Co. Ltd.	5,805	100,417
*	Power Logics Co. Ltd.	5,517	23,861
	Protec Co. Ltd.	1,501	27,624
	PSK, Inc.	6,562	102,017
	Pulmuone Co. Ltd.	3,204	24,256
	Pungkuk Ethanol Co. Ltd.	780	7,960
*	Q Capital Partners Co. Ltd.	23,911	7,046
	Rayence Co. Ltd.	1,568	13,823

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Reyon Pharmaceutical Co. Ltd.	587	$8,184
	RFHIC Corp.	1,978	34,812
*	RFTech Co. Ltd.	9,790	32,308
	RN2 Technologies Co. Ltd.	1,078	6,437
*	Robostar Co. Ltd.	1,279	30,891
	Rorze Systems Corp.	1,438	8,689
	Rsupport Co. Ltd.	3,117	9,206
*	S Net Systems, Inc.	3,516	12,362
	S&S Tech Corp.	1,157	38,874
*	S.Y. Co. Ltd.	6,825	15,153
	S-1 Corp.	7,606	332,180
	Sajo Industries Co. Ltd.	228	7,276
	Sajodaerim Corp.	694	13,931
*	Sajodongaone Co. Ltd.	23,286	18,034
*	Sam Chun Dang Pharm Co. Ltd.	801	45,195
	Sam Yung Trading Co. Ltd.	3,832	38,603
	Sambo Corrugated Board Co. Ltd.	2,251	16,934
	Sambo Motors Co. Ltd.	3,324	16,576
*	Sambu Engineering & Construction Co. Ltd.	32,771	25,969
	Samchully Co. Ltd.	452	51,722
*	Samchuly Bicycle Co. Ltd.	1,569	8,089
	Samho Development Co. Ltd.	5,403	14,360
*	SAMHWA NETWORKS Co. Ltd.	4,656	12,228
	SAMHWA Paints Industrial Co. Ltd.	4,611	22,084
	Samick Musical Instruments Co. Ltd.	11,471	10,379
	Samick THK Co. Ltd.	1,425	14,138
	Samji Electronics Co. Ltd.	3,059	20,543
	Samjin Pharmaceutical Co. Ltd.	1,297	22,104
*	Samkee Corp.	10,510	24,155
	Sammok S-Form Co. Ltd.	1,045	11,850
*Ω	Samsung Biologics Co. Ltd.	378	221,076
	Samsung C&T Corp.	11,611	953,545
#	Samsung Card Co. Ltd.	9,714	216,402
	Samsung Electro-Mechanics Co. Ltd.	9,579	1,035,923
Ω	Samsung Electronics Co. Ltd., GDR	7,315	9,041,634
	Samsung Electronics Co. Ltd.	343,746	16,913,708
*	Samsung Engineering Co. Ltd.	43,902	958,252
	Samsung Fire & Marine Insurance Co. Ltd.	12,685	2,133,949
*	Samsung Heavy Industries Co. Ltd.	99,670	424,575
	Samsung Life Insurance Co. Ltd.	9,807	486,191
*	Samsung Pharmaceutical Co. Ltd.	6,266	13,079
	Samsung Publishing Co. Ltd.	769	12,670
	Samsung SDI Co. Ltd.	2,889	1,499,309
	Samsung SDS Co. Ltd.	3,447	303,090
	Samsung Securities Co. Ltd.	20,833	528,840
	SAMT Co. Ltd.	10,436	23,339
	Samwha Capacitor Co. Ltd.	2,032	63,130
	Samwha Electric Co. Ltd.	664	8,761
	Samyang Corp.	527	16,349
	Samyang Foods Co. Ltd.	998	86,975
	Samyang Packaging Corp.	522	6,857
	Samyang Tongsang Co. Ltd.	207	7,785
*	Sangbo Corp.	8,316	9,647
	Sangsangin Co. Ltd.	3,203	11,816
	Sangsin Energy Display Precision Co. Ltd.	2,574	44,324
	Saramin Co. Ltd.	2,216	37,827
	Satrec Initiative Co. Ltd.	231	6,317
	SAVEZONE I&C Corp.	4,590	9,397
*	SBI Investment Korea Co. Ltd.	14,026	11,304

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	SBW	94,220	$19,122
*	S-Connect Co. Ltd.	13,733	18,218
*	SDN Co. Ltd.	20,819	29,950
	Seah Besteel Holdings Corp.	4,085	70,941
	SeAH Steel Corp.	387	40,835
	SeAH Steel Holdings Corp.	189	21,166
	Sebang Co. Ltd.	2,671	36,093
	Sebang Global Battery Co. Ltd.	743	29,887
*	Seegene, Inc.	13,686	249,411
*	Segyung Hitech Co. Ltd.	2,425	29,709
	Sejin Heavy Industries Co. Ltd.	3,584	17,806
	Sejong Industrial Co. Ltd.	4,190	21,178
*	Sejong Telecom, Inc.	38,421	17,378
*	Sekonix Co. Ltd.	2,406	10,684
*	Selvas AI, Inc.	3,139	47,541
	Sempio Co.	203	8,444
	Sempio Foods Co.	404	8,865
*	S-Energy Co. Ltd.	2,419	5,205
	Seobu T&D	3,865	21,454
	Seohan Co. Ltd.	28,267	22,939
	Seohee Construction Co. Ltd.	48,194	45,978
	Seoul Auction Co. Ltd.	1,312	13,863
	Seoul City Gas Co. Ltd.	273	26,077
	Seoul Semiconductor Co. Ltd.	6,036	48,214
*	Seoul Viosys Co. Ltd.	4,039	13,735
	SEOWONINTECH Co. Ltd.	3,755	17,687
	Seoyon E-Hwa Co. Ltd.	3,804	42,536
	Sewoon Medical Co. Ltd.	3,371	6,823
	SFA Engineering Corp.	3,083	92,149
#*	SFA Semicon Co. Ltd.	15,076	60,016
*	SG Corp.	44,184	16,783
	SGC e Tec E&C Co. Ltd.	743	13,128
	SGC Energy Co. Ltd.	2,321	50,958
	Shin Heung Energy & Electronics Co. Ltd.	754	27,105
*	Shin Poong Pharmaceutical Co. Ltd.	2,471	33,433
	Shindaeyang Paper Co. Ltd.	4,560	28,730
	Shinhan Financial Group Co. Ltd.	70,850	1,854,878
	Shinhan Financial Group Co. Ltd., ADR	810	21,271
	Shinil Electronics Co. Ltd.	13,867	21,773
	Shinsegae Engineering & Construction Co. Ltd.	1,004	13,260
	Shinsegae Food Co. Ltd.	478	15,790
	Shinsegae Information & Communication Co. Ltd.	2,950	32,953
	Shinsegae International, Inc.	3,950	57,995
	Shinsegae, Inc.	1,736	268,009
	Shinsung Delta Tech Co. Ltd.	4,388	36,030
*	Shinsung E&G Co. Ltd.	13,700	20,504
*	Shinsung Tongsang Co. Ltd.	13,006	21,550
*	Shinwha Intertek Corp.	7,617	16,909
*	Shinwon Construction Co. Ltd.	1,829	5,539
	Shinwon Corp.	24,971	26,714
	Shinyoung Securities Co. Ltd.	961	39,864
*	Showbox Corp.	4,990	12,974
*	Signetics Corp.	13,083	12,452
	SIGONG TECH Co. Ltd.	2,090	6,578
#	Simmtech Co. Ltd.	6,084	131,267
	SIMMTECH HOLDINGS Co. Ltd.	3,727	8,120
	SIMPAC, Inc.	4,358	18,127
	Sindoh Co. Ltd.	1,876	48,202
	Sinil Pharm Co. Ltd.	2,535	14,763

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SJ Group Co. Ltd.	941	$10,043
*	SK Biopharmaceuticals Co. Ltd.	2,164	111,903
*	SK Bioscience Co. Ltd.	2,682	141,736
	SK Chemicals Co. Ltd.	1,318	70,398
	SK D&D Co. Ltd.	2,815	47,780
	SK Discovery Co. Ltd.	4,909	118,510
	SK Gas Ltd.	1,119	101,046
	SK Hynix, Inc.	39,759	2,675,124
#*	SK Innovation Co. Ltd.	19,000	2,472,891
*	SK oceanplant Co. Ltd.	2,702	39,747
	SK Rent A Car Co. Ltd.	2,078	11,472
	SK Securities Co. Ltd.	104,448	53,170
	SK Telecom Co. Ltd.	7,958	283,571
	SKC Co. Ltd.	3,221	240,570
	SL Corp.	3,598	83,830
	SM Entertainment Co. Ltd.	2,052	165,344
*	SM Life Design Group Co. Ltd.	7,704	12,029
*††	S-MAC Co. Ltd.	12,005	11,668
	SNT Dynamics Co. Ltd.	758	5,217
	SNT Holdings Co. Ltd.	1,335	15,624
*	SNU Precision Co. Ltd.	6,533	18,883
	S-Oil Corp.	7,796	436,637
*	Solborn, Inc.	8,053	26,438
	Solid, Inc.	7,003	27,656
*	SOLUM Co. Ltd.	4,928	90,255
	Songwon Industrial Co. Ltd.	5,440	70,089
	Soosan Heavy Industries Co. Ltd.	6,285	12,058
	Soulbrain Co. Ltd.	1,646	270,849
	Soulbrain Holdings Co. Ltd.	2,168	43,310
	SPC Samlip Co. Ltd.	1,041	56,573
*	Speco Co. Ltd.	2,960	8,837
	SPG Co. Ltd.	2,484	50,100
	Spigen Korea Co. Ltd.	1,087	25,673
*	Straffic Co. Ltd.	4,180	13,045
*	Studio Dragon Corp.	4,005	198,764
*	STX Heavy Industries Co. Ltd.	3,940	15,900
	Suheung Co. Ltd.	1,302	27,766
	Sung Kwang Bend Co. Ltd.	5,622	51,613
*	Sungchang Enterprise Holdings Ltd.	19,478	28,451
#	Sungwoo Hitech Co. Ltd.	16,376	104,439
*	Suprema, Inc.	1,181	19,236
	SurplusGLOBAL, Inc.	4,238	11,932
*	Synopex, Inc.	14,357	29,364
	Systems Technology, Inc.	2,490	21,772
	T&L Co. Ltd.	747	25,590
	Tae Kyung Industrial Co. Ltd.	5,533	32,762
	Taekwang Industrial Co. Ltd.	83	43,325
	Taekyung BK Co. Ltd.	5,136	27,754
*††	Taewoong Co. Ltd.	1,299	12,893
	Taeyoung Engineering & Construction Co. Ltd.	4,812	13,764
*	Taihan Electric Wire Co. Ltd.	64,139	71,500
*	Taihan Fiberoptics Co. Ltd.	10,005	14,459
*	Taihan Textile Co. Ltd.	153	6,027
	Tailim Packaging Co. Ltd.	4,802	9,427
	TechWing, Inc.	9,021	46,388
*	Tego Science, Inc.	598	5,657
*	Telcon RF Pharmaceutical, Inc.	13,831	10,989
	Telechips, Inc.	1,642	20,706
	TES Co. Ltd.	3,159	50,963

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Theragen Etex Co. Ltd.	12,996	$50,770
*	Thinkware Systems Corp.	1,052	10,542
	TK Chemical Corp.	4,152	8,058
	TK Corp.	3,643	48,536
	TKG Huchems Co. Ltd.	6,279	107,131
	TLB Co. Ltd.	759	11,245
	Tokai Carbon Korea Co. Ltd.	1,319	98,712
*	Tongyang Life Insurance Co. Ltd.	12,025	35,555
	Tongyang, Inc.	46,058	36,503
*	Top Engineering Co. Ltd.	4,975	18,874
	Toptec Co. Ltd.	5,346	35,262
	Tovis Co. Ltd.	4,782	37,935
	TS Corp.	7,330	18,940
*	TS Nexgen Co. Ltd.	5,347	3,395
	TSE Co. Ltd.	1,175	33,652
*	Tuksu Construction Co. Ltd.	2,777	16,127
	TY Holdings Co. Ltd.	7,258	58,756
	TYM Corp.	37,751	70,233
	UBCare Co. Ltd.	3,061	12,870
	Ubiquoss Holdings, Inc.	1,137	11,251
	Ubiquoss, Inc.	1,210	11,624
*	Ubivelox, Inc.	854	7,689
	Uju Electronics Co. Ltd.	1,295	12,006
	Uni-Chem Co. Ltd.	21,092	24,588
	Unick Corp.	3,039	12,771
	Unid Co. Ltd.	1,058	51,483
	Union Materials Corp.	5,793	18,477
	Union Semiconductor Equipment & Materials Co. Ltd.	8,784	50,564
	Uniquest Corp.	4,302	31,477
*	Unison Co. Ltd.	8,900	10,580
*	UniTest, Inc.	2,072	18,920
	Unitrontech Co. Ltd.	2,869	8,561
*	UTI, Inc.	1,748	29,264
	Value Added Technology Co. Ltd.	2,937	84,822
*	Very Good Tour Co. Ltd.	1,589	11,702
	Viatron Technologies, Inc.	4,010	30,032
*	VICTEK Co. Ltd.	3,541	13,580
*	Vidente Co. Ltd.	12,986	32,213
	Vieworks Co. Ltd.	1,077	27,606
*	Vina Tech Co. Ltd.	475	24,778
	Vitzro Tech Co. Ltd.	2,270	12,612
*	Vivozon Pharmaceutical Co.Ltd..	15,847	10,428
*	VT GMP Co. Ltd.	4,994	21,832
*	Webcash Corp.	2,267	23,804
	Webzen, Inc.	5,138	58,657
*	Welcron Co. Ltd.	7,796	16,020
*	Wellbiotec Co. Ltd.	14,359	14,890
#	Wemade Co. Ltd.	326	13,662
	Whanin Pharmaceutical Co. Ltd.	2,615	31,630
*	WillBes & Co.	25,322	11,341
	Winix, Inc.	2,581	19,290
*	Winpac, Inc.	6,798	7,434
	Wins Co. Ltd.	2,128	19,931
	WiSoL Co. Ltd.	4,967	24,117
*	WIZIT Co. Ltd.	17,586	9,860
*	WONIK CUBE Corp.	6,329	8,847
*	Wonik Holdings Co. Ltd.	10,865	28,983
	WONIK IPS Co. Ltd.	4,635	106,151
	Wonik Materials Co. Ltd.	1,797	35,684

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Wonik QnC Corp.	4,248	$77,758
	Woojin, Inc.	2,166	14,018
*	Woongjin Co. Ltd.	14,913	16,660
	Woongjin Thinkbig Co. Ltd.	12,192	28,298
*	Wooree Bio Co. Ltd.	7,589	15,516
#	Woori Financial Group, Inc., Sponsored ADR	773	20,554
	Woori Financial Group, Inc.	94,900	834,669
	Woori Investment Bank Co. Ltd.	97,418	55,119
*	Woori Technology Investment Co. Ltd.	7,376	22,631
*	Woori Technology, Inc.	22,299	25,691
	Woory Industrial Co. Ltd.	1,680	21,486
*	Woosu AMS Co. Ltd.	4,196	9,712
	Worldex Industry & Trading Co. Ltd.	3,898	64,558
*	Wysiwyg Studios Co. Ltd.	1,736	22,958
	Y G-1 Co. Ltd.	3,071	15,033
*	Y2 Solution Co. Ltd.	3,143	3,041
*	YAS Co. Ltd.	1,324	11,737
	Yesco Holdings Co. Ltd.	725	17,928
*	Yest Co. Ltd.	1,904	14,388
	YG Entertainment, Inc.	847	38,805
*	YG PLUS	3,024	11,555
*	YIK Corp.	4,787	13,680
	YMC Co. Ltd.	1,824	8,431
*	YMT Co. Ltd.	1,245	11,372
*	Yonwoo Co. Ltd.	553	6,684
	Yoosung Enterprise Co. Ltd.	4,273	9,282
	Youlchon Chemical Co. Ltd.	1,214	35,143
	Young Poong Corp.	119	50,842
	Young Poong Precision Corp.	1,490	13,991
	Youngone Corp.	8,196	271,258
	Youngone Holdings Co. Ltd.	1,616	78,277
*	YoungWoo DSP Co. Ltd.	5,296	5,126
	Yuanta Securities Korea Co. Ltd.	27,085	53,298
	Yuhan Corp.	7,527	324,582
	YuHwa Securities Co. Ltd.	6,972	12,064
*	Yungjin Pharmaceutical Co. Ltd.	3,689	8,152
	Yuyu Pharma, Inc.	3,309	14,913
	Zeus Co. Ltd.	1,247	26,431
	Zinus, Inc.	2,469	52,902

TOTAL SOUTH KOREA			125,498,311

TAIWAN — (16.8%)
	Aaeon Technology, Inc.	4,000	11,810
	ABC Taiwan Electronics Corp.	17,000	15,910
	Abico Avy Co. Ltd.	36,021	24,420
	Ability Enterprise Co. Ltd.	47,000	31,155
*	Ability Opto-Electronics Technology Co. Ltd.	10,200	30,534
	Abnova Corp.	17,000	19,864
#	AcBel Polytech, Inc.	98,000	135,445
#	Accton Technology Corp.	130,000	1,269,957
	Acer, Inc.	1,195,000	1,178,765
	ACES Electronic Co. Ltd.	25,764	25,344
*	Acon Holding, Inc.	48,041	18,216
	Acter Group Corp. Ltd.	33,518	148,059
	Action Electronics Co. Ltd.	52,000	25,356
	ADATA Technology Co. Ltd.	94,000	230,692
	Addcn Technology Co. Ltd.	7,014	46,402
	Advanced Ceramic X Corp.	8,000	54,195
#	Advanced Energy Solution Holding Co. Ltd.	3,000	67,397

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Advanced International Multitech Co. Ltd.	22,000	$64,890
	Advanced Optoelectronic Technology, Inc.	36,000	22,241
#	Advanced Power Electronics Corp.	13,000	44,202
	Advancetek Enterprise Co. Ltd.	98,000	103,183
	Advantech Co. Ltd.	41,194	498,773
	AEON Motor Co. Ltd.	9,000	11,130
	Aerospace Industrial Development Corp.	102,000	192,883
	AGV Products Corp.	138,000	49,493
*	Airmate Cayman International Co. Ltd.	20,797	12,476
	Airtac International Group	14,532	527,431
	Alchip Technologies Ltd.	13,000	504,853
	Alcor Micro Corp.	12,000	12,487
	Alexander Marine Co. Ltd.	4,000	61,605
*	ALI Corp.	49,000	31,484
	All Ring Tech Co. Ltd.	10,000	20,038
#	Allied Circuit Co. Ltd.	5,000	25,506
	Allis Electric Co. Ltd.	52,463	83,223
	Alltek Technology Corp.	27,475	37,291
	Alltop Technology Co. Ltd.	12,001	52,589
	Alpha Networks, Inc.	59,772	69,094
	Altek Corp.	72,000	78,513
	Amazing Microelectronic Corp.	18,295	63,450
	AMICCOM Electronics Corp.	18,000	17,176
	AMPACS Corp.	9,000	17,425
	Ampire Co. Ltd.	16,000	20,010
	Ample Electronic Technology Co. Ltd.	4,000	9,675
	AMPOC Far-East Co. Ltd.	22,000	38,192
	AmTRAN Technology Co. Ltd.	195,490	73,048
*	Amulaire Thermal Technology, Inc.	15,000	16,699
	Anji Technology Co. Ltd.	14,000	24,836
	Anpec Electronics Corp.	19,000	105,446
	Apac Opto Electronics, Inc.	28,000	32,754
	Apacer Technology, Inc.	16,000	26,856
	APAQ Technology Co. Ltd.	16,000	26,999
	APCB, Inc.	35,000	19,788
	Apex Science & Engineering	30,000	10,987
	Arcadyan Technology Corp.	31,805	104,426
	Argosy Research, Inc.	14,013	46,904
	ASE Technology Holding Co. Ltd.	686,000	2,255,258
	Asia Cement Corp.	152,000	217,705
	Asia Electronic Material Co. Ltd.	13,000	6,910
	Asia Optical Co., Inc.	68,000	142,332
	Asia Polymer Corp.	90,295	81,127
	Asia Tech Image, Inc.	21,000	46,536
	Asia Vital Components Co. Ltd.	86,158	443,312
	ASIX Electronics Corp.	7,000	28,919
	ASolid Technology Co. Ltd.	5,000	16,113
#	ASPEED Technology, Inc.	9,600	822,056
	ASROCK, Inc.	13,000	57,626
#	Asustek Computer, Inc.	149,000	1,373,327
	Aten International Co. Ltd.	20,000	55,858
	Audix Corp.	21,000	38,944
	AURAS Technology Co. Ltd.	22,000	178,564
	Aurora Corp.	17,000	44,398
	Aurotek Corp.	21,000	20,412
	Avalue Technology, Inc.	11,000	39,821
	Aver Information, Inc.	9,000	12,691
	Avermedia Technologies	30,400	22,955
	Axiomtek Co. Ltd.	20,000	49,051

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Azurewave Technologies, Inc.	20,000	$15,196
	Bafang Yunji International Co. Ltd.	5,000	29,331
	Bank of Kaohsiung Co. Ltd.	155,274	62,237
	Baolong International Co. Ltd.	14,000	7,437
	Basso Industry Corp.	38,000	52,010
	BenQ Materials Corp.	52,000	64,492
	BES Engineering Corp.	385,000	131,064
	Bin Chuan Enterprise Co. Ltd.	29,000	22,623
	Bionet Corp.	7,000	14,356
	Bionime Corp.	5,000	12,162
	Bioteque Corp.	10,000	37,166
	Brave C&H Supply Co. Ltd.	6,000	21,251
	Bright Led Electronics Corp.	27,000	16,336
	Brighten Optix Corp.	2,000	15,692
	Brighton-Best International Taiwan, Inc.	90,000	103,997
	Browave Corp.	9,000	16,022
	C Sun Manufacturing Ltd.	26,267	40,834
*	Calin Technology Co. Ltd.	12,000	18,244
*	Cameo Communications, Inc.	32,537	14,499
	Capital Futures Corp.	17,312	24,465
	Capital Securities Corp.	277,000	123,756
*	Career Technology MFG. Co. Ltd.	100,109	75,817
	Carnival Industrial Corp.	21,000	9,858
	Castles Technology Co. Ltd.	18,532	49,605
	Caswell, Inc.	8,000	25,862
	Catcher Technology Co. Ltd.	163,000	961,556
	Cathay Chemical Works	14,000	13,467
	Cathay Financial Holding Co. Ltd.	1,014,188	1,405,036
	Cathay Real Estate Development Co. Ltd.	234,000	128,849
	Cayman Engley Industrial Co. Ltd.	8,000	18,662
#	CCP Contact Probes Co. Ltd.	22,000	31,213
	Celxpert Energy Corp.	31,000	34,090
#	Center Laboratories, Inc.	88,237	146,164
	Central Reinsurance Co. Ltd.	105,642	62,588
	Chailease Holding Co. Ltd.	223,991	1,631,355
	Chain Chon Industrial Co. Ltd.	33,710	17,677
*	ChainQui Construction Development Co. Ltd.	34,700	17,123
	Champion Building Materials Co. Ltd.	45,000	13,643
	Champion Microelectronic Corp.	4,100	7,848
	Chang Hwa Commercial Bank Ltd.	512,530	297,223
	Chang Wah Electromaterials, Inc.	70,000	76,039
	Chang Wah Technology Co. Ltd.	63,000	86,968
	Channel Well Technology Co. Ltd.	43,000	76,223
	Chant Sincere Co. Ltd.	5,000	12,140
	CHC Healthcare Group	21,000	46,870
	Chen Full International Co. Ltd.	29,000	42,779
	Chenbro Micom Co. Ltd.	15,000	40,735
#	Cheng Loong Corp.	234,000	238,616
	Cheng Mei Materials Technology Corp.	141,065	55,014
	Cheng Shin Rubber Industry Co. Ltd.	258,000	317,956
	Cheng Uei Precision Industry Co. Ltd.	93,000	127,107
	Chia Chang Co. Ltd.	34,000	41,485
	Chicony Electronics Co. Ltd.	179,185	566,149
	Chicony Power Technology Co. Ltd.	37,055	103,286
	Chief Telecom, Inc.	4,000	48,859
	Chieftek Precision Co. Ltd.	9,680	24,052
	Chien Kuo Construction Co. Ltd.	24,000	10,160
	Chien Shing Harbour Service Co. Ltd.	8,000	12,922
	China Bills Finance Corp.	222,000	109,139

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	China Chemical & Pharmaceutical Co. Ltd.	76,000	$67,770
	China Development Financial Holding Corp.	2,724,019	1,164,802
	China Electric Manufacturing Corp.	63,900	36,924
	China General Plastics Corp.	110,971	90,619
	China Glaze Co. Ltd.	40,000	21,004
*	China Man-Made Fiber Corp.	347,588	94,827
	China Metal Products	34,000	38,120
	China Motor Corp.	70,200	180,812
	China Petrochemical Development Corp.	310,000	102,095
	China Steel Chemical Corp.	33,000	123,756
	China Steel Corp.	803,000	761,593
	China Wire & Cable Co. Ltd.	21,000	18,156
	Ching Feng Home Fashions Co. Ltd.	35,000	22,343
	Chipbond Technology Corp.	174,000	373,627
#	Chlitina Holding Ltd.	17,000	121,339
	Chong Hong Construction Co. Ltd.	47,000	122,261
	Chroma ATE, Inc.	55,000	341,423
	Chun YU Works & Co. Ltd.	17,850	15,928
	Chun Yuan Steel Industry Co. Ltd.	81,000	42,930
	Chung Hsin Electric & Machinery Manufacturing Corp.	145,000	480,730
	Chung Hung Steel Corp.	131,000	104,774
	Chung Hwa Food Industrial Co. Ltd.	8,500	29,340
	Chung Hwa Pulp Corp.	63,000	50,372
	Chunghwa Precision Test Tech Co. Ltd.	4,000	62,991
	Chunghwa Telecom Co. Ltd.	23,000	95,170
	Clevo Co.	138,000	137,000
	CMC Magnetics Corp.	272,437	71,533
	Collins Co. Ltd.	24,000	13,477
	Compal Broadband Networks, Inc.	8,000	7,382
	Compal Electronics, Inc.	1,401,000	1,093,338
	Compucase Enterprise	19,000	31,339
	Concord International Securities Co. Ltd.	23,320	11,883
	Concord Securities Co. Ltd.	124,674	44,713
	Continental Holdings Corp.	91,000	92,537
	Contrel Technology Co. Ltd.	38,000	24,035
	Coremax Corp.	13,986	42,632
	Coretronic Corp.	120,000	293,142
#	Co-Tech Development Corp.	65,000	116,390
	Cowealth Medical Holding Co. Ltd.	9,450	8,689
	Coxon Precise Industrial Co. Ltd.	18,000	8,248
	Creative Sensor, Inc.	17,000	16,671
	Crowell Development Corp.	45,000	35,956
#*	CSBC Corp. Taiwan..	145,327	123,077
	CTBC Financial Holding Co. Ltd.	2,812,000	2,072,833
	CTCI Corp.	112,000	155,070
*	C-Tech United Corp.	28,057	12,540
	CviLux Corp.	25,000	30,239
	CX Technology Co. Ltd.	16,875	13,124
	CyberPower Systems, Inc.	16,000	64,222
	CyberTAN Technology, Inc.	111,000	82,720
	Cypress Technology Co. Ltd.	7,889	15,412
	Cystech Electronics Corp.	3,150	8,490
	DA CIN Construction Co. Ltd.	82,000	82,384
	Dadi Early-Childhood Education Group Ltd.	2,000	7,180
	Dafeng TV Ltd.	10,000	16,344
	Da-Li Development Co. Ltd.	53,400	54,938
	Darfon Electronics Corp.	51,000	72,979
*	Darwin Precisions Corp.	87,000	29,117
	Daxin Materials Corp.	18,000	52,625

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	De Licacy Industrial Co. Ltd.	72,017	$35,895
	Delta Electronics, Inc.	101,000	989,393
	Depo Auto Parts Ind Co. Ltd.	13,000	41,390
	DFI, Inc.	5,000	11,134
	Dimerco Data System Corp.	9,450	30,767
	Dimerco Express Corp.	57,240	161,631
	D-Link Corp.	143,920	82,943
	Donpon Precision, Inc.	27,000	24,234
	Dr Wu Skincare Co. Ltd.	6,000	28,294
	Draytek Corp.	13,000	11,227
	Dyaco International, Inc.	25,000	34,639
	Dynapack International Technology Corp.	37,000	91,819
	E & R Engineering Corp.	13,446	22,377
#	E Ink Holdings, Inc.	55,000	342,656
	E.Sun Financial Holding Co. Ltd.	624,584	507,944
	Eastern Media International Corp.	62,575	38,933
	Eclat Textile Co. Ltd.	17,000	270,726
*	Edimax Technology Co. Ltd.	46,000	24,216
	Edison Opto Corp.	12,619	9,499
	Edom Technology Co. Ltd.	44,000	39,686
	eGalax_eMPIA Technology, Inc.	19,032	40,519
	Egis Technology, Inc.	23,000	63,884
	Elan Microelectronics Corp.	53,100	163,555
*	E-Lead Electronic Co. Ltd.	13,328	31,671
	E-LIFE MALL Corp.	20,000	54,347
	Elite Advanced Laser Corp.	25,600	30,818
	Elite Material Co. Ltd.	86,000	460,005
	Elite Semiconductor Microelectronics Technology, Inc.	69,000	182,976
	Elitegroup Computer Systems Co. Ltd.	88,000	71,204
	eMemory Technology, Inc.	16,000	956,668
	Emerging Display Technologies Corp.	44,000	42,792
	Ennoconn Corp.	14,464	118,350
	Epileds Technologies, Inc.	16,000	8,432
	Episil Technologies, Inc.	33,000	84,089
	Episil-Precision, Inc.	19,000	39,168
	Eris Technology Corp.	4,000	39,334
	Eson Precision Ind Co. Ltd.	14,000	29,901
	Eternal Materials Co. Ltd.	260,224	274,389
	Evergreen International Storage & Transport Corp.	72,000	63,642
	Evergreen Marine Corp. Taiwan Ltd.	182,800	965,462
	Evergreen Steel Corp.	45,000	86,532
#	Everlight Chemical Industrial Corp.	165,000	117,855
	Everlight Electronics Co. Ltd.	117,000	152,438
	Everspring Industry Co. Ltd.	35,100	14,198
	Excel Cell Electronic Co. Ltd.	15,000	13,224
	Excellence Opto, Inc.	34,000	37,254
	Excelliance Mos Corp.	8,000	33,310
	Excelsior Medical Co. Ltd.	16,048	45,647
	Far Eastern Department Stores Ltd.	142,000	103,578
	Far Eastern International Bank..	319,061	116,422
	Far Eastern New Century Corp.	215,000	223,488
	Far EasTone Telecommunications Co. Ltd.	120,000	308,324
#	Faraday Technology Corp.	52,000	279,734
	Farglory F T Z Investment Holding Co. Ltd.	12,000	28,306
	Farglory Land Development Co. Ltd.	94,000	187,959
	Feedback Technology Corp.	12,000	41,890
	Feng Hsin Steel Co. Ltd.	68,000	150,619
	Feng TAY Enterprise Co. Ltd.	55,400	344,660
	First Financial Holding Co. Ltd.	619,191	546,921

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	First Hi-Tec Enterprise Co. Ltd.	13,793	$29,458
	First Hotel	33,000	16,119
	First Insurance Co. Ltd.	69,000	35,265
	FIT Holding Co. Ltd.	46,000	57,391
	Fitipower Integrated Technology, Inc.	33,000	170,783
	Fittech Co. Ltd.	15,279	43,290
	FLEXium Interconnect, Inc.	93,000	286,669
	Flytech Technology Co. Ltd.	26,000	59,947
#	FocalTech Systems Co. Ltd.	52,000	134,724
	FOCI Fiber Optic Communications, Inc.	19,000	24,017
	Forcecon Tech Co. Ltd.	18,754	41,983
	Forest Water Environment Engineering Co. Ltd.	9,630	9,366
	Formosa Chemicals & Fibre Corp.	316,000	709,164
	Formosa International Hotels Corp.	6,000	53,908
	Formosa Laboratories, Inc.	30,634	83,103
	Formosa Oilseed Processing Co. Ltd.	8,000	15,663
	Formosa Optical Technology Co. Ltd.	7,000	14,924
	Formosa Petrochemical Corp.	14,000	39,610
	Formosa Plastics Corp.	125,000	382,390
	Formosan Rubber Group, Inc.	83,000	59,223
	Formosan Union Chemical	115,000	99,778
	Forward Electronics Co. Ltd.	29,375	27,170
	Founding Construction & Development Co. Ltd.	57,000	34,451
	Foxsemicon Integrated Technology, Inc.	22,150	135,302
	FSP Technology, Inc.	40,000	65,036
	Fu Chun Shin Machinery Manufacture Co. Ltd.	35,700	19,915
	Fubon Financial Holding Co. Ltd.	932,137	1,795,202
	Fulgent Sun International Holding Co. Ltd.	33,092	132,837
	Fusheng Precision Co. Ltd.	25,000	176,041
	G Shank Enterprise Co. Ltd.	34,000	58,647
	Gallant Precision Machining Co. Ltd.	18,000	16,680
	Gamania Digital Entertainment Co. Ltd.	37,000	88,988
*	GCS Holdings, Inc.	20,000	21,677
	GEM Services, Inc.	12,100	28,763
	Gemtek Technology Corp.	109,000	110,247
	General Interface Solution Holding Ltd.	64,000	166,048
	General Plastic Industrial Co. Ltd.	24,000	26,294
	Generalplus Technology, Inc.	19,000	34,572
	GeneReach Biotechnology Corp.	14,720	27,824
#	Genesys Logic, Inc.	14,000	49,409
	Genius Electronic Optical Co. Ltd.	23,634	286,797
	Genmont Biotech, Inc.	13,000	10,494
	Genovate Biotechnology Co. Ltd.	21,000	20,055
	GeoVision, Inc.	24,000	29,216
	Getac Holdings Corp.	97,000	186,053
	GFC Ltd.	6,000	14,470
	Giant Manufacturing Co. Ltd.	67,393	404,251
	Gigabyte Technology Co. Ltd.	175,000	749,363
*	Gigasolar Materials Corp.	9,265	31,794
*	Gigastorage Corp.	33,000	20,549
	Ginar Technology Co. Ltd.	8,000	7,472
	Global Lighting Technologies, Inc.	21,000	37,896
#	Global Unichip Corp.	22,000	717,743
	Globaltek Fabrication Co. Ltd.	9,000	19,100
*	Globe Union Industrial Corp.	61,138	28,880
	GMI Technology, Inc.	26,247	18,200
	Goldsun Building Materials Co. Ltd.	198,000	180,721
	Good Will Instrument Co. Ltd.	13,000	15,037
	Gourmet Master Co. Ltd.	12,208	61,935

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Grand Pacific Petrochemical	258,000	$170,421
	Grand Process Technology Corp.	5,000	54,530
	GrandTech CG Systems, Inc.	12,272	28,031
	Grape King Bio Ltd.	26,000	155,008
	Great China Metal Industry	55,000	45,288
	Great Taipei Gas Co. Ltd.	149,000	153,903
	Great Tree Pharmacy Co. Ltd.	17,292	228,131
	Greatek Electronics, Inc.	66,000	116,003
	Group Up Industrial Co. Ltd.	4,000	14,674
	GTM Holdings Corp.	43,000	40,061
	Gudeng Precision Industrial Co. Ltd.	8,000	91,191
	Hannstar Board Corp.	75,314	93,317
	Hanpin Electron Co. Ltd.	14,000	13,895
	Harmony Electronics Corp.	13,000	13,091
	Harvatek Corp.	45,000	37,543
	Heran Co. Ltd.	12,000	42,620
	Hey Song Corp.	74,000	87,557
	Hi-Clearance, Inc.	8,592	40,428
	Highlight Tech Corp.	22,833	40,319
	Highwealth Construction Corp.	214,971	294,421
	HIM International Music, Inc.	10,000	29,417
	Hiroca Holdings Ltd.	23,000	33,181
	Hitron Technology, Inc.	25,080	21,302
#	Hiwin Technologies Corp.	60,350	463,560
	Hiyes International Co. Ltd.	5,000	11,033
	Ho Tung Chemical Corp.	324,000	98,295
	Hocheng Corp.	66,420	60,378
	Holiday Entertainment Co. Ltd.	8,500	18,761
	Holtek Semiconductor, Inc.	54,000	121,087
	Holy Stone Enterprise Co. Ltd.	27,000	89,766
	Hon Hai Precision Industry Co. Ltd.	1,058,600	3,607,230
	Hon Hai Precision Industry Co. Ltd.,GDR	10,666	72,383
*	Hong Pu Real Estate Development Co. Ltd.	57,000	45,467
	Hong TAI Electric Industrial	70,000	47,388
	Hong YI Fiber Industry Co.	34,000	19,536
	Hotai Finance Co. Ltd.	48,000	207,258
#	Hotai Motor Co. Ltd.	30,000	646,669
	Hsin Kuang Steel Co. Ltd.	22,000	35,069
	Hsin Yung Chien Co. Ltd.	11,620	37,844
	Hsing TA Cement Co.	53,000	30,712
*	HTC Corp.	146,000	270,975
	Hu Lane Associate, Inc.	12,400	55,536
	HUA ENG Wire & Cable Co. Ltd.	90,000	48,163
	Hua Jung Components Co. Ltd.	38,000	16,536
	Hua Nan Financial Holdings Co. Ltd.	568,747	406,139
	Huaku Development Co. Ltd.	75,000	231,181
	Huikwang Corp.	18,000	22,787
	Hung Ching Development & Construction Co. Ltd.	47,000	34,080
	Hung Sheng Construction Ltd.	128,592	95,465
	Huxen Corp.	10,000	17,312
	Hwa Fong Rubber Industrial Co. Ltd.	24,375	11,356
	Hwacom Systems, Inc.	17,000	13,573
	Hycon Technology Corp.	5,251	9,322
	IBF Financial Holdings Co. Ltd.	700,897	281,680
	IC Plus Corp.	14,000	21,060
	Ichia Technologies, Inc.	62,000	57,343
	I-Chiun Precision Industry Co. Ltd.	25,000	24,092
	IEI Integration Corp.	41,220	106,384
	Infortrend Technology, Inc.	56,000	49,718

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Info-Tek Corp.	24,000	$42,734
#	Innodisk Corp.	17,124	166,875
	Inpaq Technology Co. Ltd.	20,400	37,743
	Insyde Software Corp.	14,000	57,992
	Intai Technology Corp.	6,000	25,471
	Integrated Service Technology, Inc.	14,000	37,999
	IntelliEPI, Inc.	6,000	13,053
	Interactive Digital Technologies, Inc.	5,000	11,379
	International CSRC Investment Holdings Co.	218,220	142,260
	International Games System Co. Ltd.	49,000	855,757
	Inventec Corp.	616,000	664,444
	Iron Force Industrial Co. Ltd.	8,000	21,404
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	37,394
#	I-Sunny Construction & Development Co. Ltd.	15,484	38,922
	ITE Technology, Inc.	40,000	115,569
	ITEQ Corp.	43,822	100,054
	Jarllytec Co. Ltd.	18,000	41,640
	Jean Co. Ltd.	48,350	25,751
	Jentech Precision Industrial Co. Ltd.	13,098	194,787
	Jess-Link Products Co. Ltd.	27,000	46,685
	Jia Wei Lifestyle, Inc.	7,619	16,767
	Jih Lin Technology Co. Ltd.	16,000	40,988
*	Jinli Group Holdings Ltd.	46,391	15,716
	JMC Electronics Co. Ltd.	13,000	14,850
	Jochu Technology Co. Ltd.	13,000	9,090
	Jourdeness Group Ltd.	9,000	27,376
	Kaimei Electronic Corp.	15,120	34,114
	Kaori Heat Treatment Co. Ltd.	21,000	136,246
	Kaulin Manufacturing Co. Ltd.	23,000	10,791
	Kedge Construction Co. Ltd.	20,900	48,355
	KEE TAI Properties Co. Ltd.	101,000	44,250
	Kenda Rubber Industrial Co. Ltd.	75,000	76,266
	Kenmec Mechanical Engineering Co. Ltd.	22,000	22,796
	Kerry TJ Logistics Co. Ltd.	47,000	58,821
*	Key Ware Electronics Co. Ltd.	37,000	13,503
	Keystone Microtech Corp.	4,000	25,242
	KHGEARS International Ltd.	5,420	14,181
	Kindom Development Co. Ltd.	88,900	86,042
	King Slide Works Co. Ltd.	12,000	161,621
	King’s Town Bank Co. Ltd.	196,000	225,003
*	King’s Town Construction Co. Ltd.	27,000	28,140
	Kinik Co.	16,000	57,835
	Kinko Optical Co. Ltd.	35,163	36,236
	Kinpo Electronics.	312,000	133,971
#	Kinsus Interconnect Technology Corp.	50,000	180,974
	KMC Kuei Meng International, Inc.	16,250	76,794
	KNH Enterprise Co. Ltd.	45,000	26,610
	Ko Ja Cayman Co. Ltd.	9,606	15,053
	KS Terminals, Inc.	32,000	79,355
	Kung Long Batteries Industrial Co. Ltd.	12,000	56,265
*	Kung Sing Engineering Corp.	137,500	35,535
	Kuo Toong International Co. Ltd.	68,248	62,145
*	Kuo Yang Construction Co. Ltd.	57,549	34,242
	Kwong Lung Enterprise Co. Ltd.	24,000	41,599
	KYE Systems Corp.	43,000	14,794
	L&K Engineering Co. Ltd.	56,000	82,843
	La Kaffa International Co. Ltd.	6,000	32,948
	LAN FA Textile	73,000	21,441
	Land Mark Optoelectronics Corp.	17,000	56,037

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Lang, Inc.	9,000	$9,158
	Lanner Electronics, Inc.	23,720	79,325
	Largan Precision Co. Ltd.	8,000	525,297
	Laser Tek Taiwan Co. Ltd.	31,350	28,099
	Laster Tech Corp. Ltd.	12,579	15,752
	LCY Technology Corp.	10,000	8,498
*	Leader Electronics, Inc.	29,000	22,561
	Leadtrend Technology Corp.	5,350	10,112
	Lealea Enterprise Co. Ltd.	145,000	50,856
	LEE CHI Enterprises Co. Ltd.	63,000	38,973
	Lelon Electronics Corp.	18,832	39,845
	Lemtech Holdings Co. Ltd.	4,138	9,372
*	Leofoo Development Co. Ltd.	23,000	13,696
*	Li Cheng Enterprise Co. Ltd.	34,458	27,326
*	Li Peng Enterprise Co. Ltd.	126,000	33,199
	Lian HWA Food Corp.	18,870	55,973
	Lida Holdings Ltd.	10,000	10,615
	Lien Hwa Industrial Holdings Corp.	166,826	331,896
	Ligitek Electronics Co. Ltd.	22,000	16,234
	Lingsen Precision Industries Ltd.	82,000	38,191
	Lite-On Technology Corp.	447,000	1,070,797
	Liton Technology Corp.	12,000	15,407
	Long Da Construction & Development Corp.	54,000	42,921
	Longchen Paper & Packaging Co. Ltd.	215,583	120,935
	Longwell Co.	13,000	25,901
	Lotes Co. Ltd.	23,097	662,292
	Lotus Pharmaceutical Co. Ltd.	23,000	194,923
	Lu Hai Holding Corp.	7,700	7,892
	Lumax International Corp. Ltd.	18,000	42,023
	Lung Yen Life Service Corp.	23,000	28,082
	Luxe Green Energy Technology Co. Ltd.	33,170	45,517
	M31 Technology Corp.	2,000	36,498
	Macauto Industrial Co. Ltd.	5,000	11,658
	Machvision, Inc.	14,159	85,279
	Macroblock, Inc.	5,000	18,443
#	Makalot Industrial Co. Ltd.	43,258	314,172
	Marketech International Corp.	17,000	71,988
	Materials Analysis Technology, Inc.	14,000	86,520
#	Mechema Chemicals International Corp.	18,000	59,492
	Medeon Biodesign, Inc.	2,640	4,963
	MediaTek, Inc.	186,000	4,044,354
*	Medigen Biotechnology Corp.	10,000	11,183
	Mega Financial Holding Co. Ltd.	550,625	610,883
	Meiloon Industrial Co.	13,600	9,131
	Mercuries & Associates Holding Ltd.	100,212	49,454
*	Mercuries Life Insurance Co. Ltd.	785,448	134,662
	Merida Industry Co. Ltd.	33,000	184,799
	Merry Electronics Co. Ltd.	42,576	119,624
	METAAGE Corp.	30,000	48,315
	Micro-Star International Co. Ltd.	233,000	1,107,450
	Mildef Crete, Inc.	10,000	16,817
	MIN AIK Technology Co. Ltd.	35,000	19,830
	Mirle Automation Corp.	39,000	47,965
	Mitac Holdings Corp.	247,073	228,678
	MJ International Co. Ltd.	9,000	12,605
#	momo.com, Inc.	27,640	748,933
	MOSA Industrial Corp.	22,723	17,839
	Mosel Vitelic, Inc.	12,000	16,332
	MPI Corp.	22,000	92,284

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Nak Sealing Technologies Corp.	9,000	$40,979
	Nan Liu Enterprise Co. Ltd.	5,000	13,148
	Nan Pao Resins Chemical Co. Ltd.	23,000	110,933
	Nan Ya Plastics Corp.	303,000	770,097
	Nang Kuang Pharmaceutical Co. Ltd.	12,000	31,522
	Nantex Industry Co. Ltd.	99,200	127,661
	Nanya Technology Corp.	185,000	410,015
	National Aerospace Fasteners Corp.	6,000	21,136
	National Petroleum Co. Ltd.	22,000	42,687
	Netronix, Inc.	11,000	34,590
	New Best Wire Industrial Co. Ltd.	18,000	20,716
*	New Era Electronics Co. Ltd.	19,000	11,237
	Nexcom International Co. Ltd.	30,000	38,207
	Nichidenbo Corp.	36,000	67,112
	Nidec Chaun-Choung Technology Corp.	5,000	26,293
	Nien Hsing Textile Co. Ltd.	44,000	32,819
	Nien Made Enterprise Co. Ltd.	24,000	264,243
	Niko Semiconductor Co. Ltd.	15,000	26,846
	Nishoku Technology, Inc.	10,000	29,260
	Nova Technology Corp.	12,000	39,109
	Novatek Microelectronics Corp.	186,000	2,542,826
	Nuvoton Technology Corp.	48,000	209,138
	Nyquest Technology Co. Ltd.	7,000	15,925
	O-Bank Co. Ltd.	211,507	70,686
	Ocean Plastics Co. Ltd.	70,000	78,223
	OFCO Industrial Corp.	17,000	14,958
	OK Biotech Co. Ltd.	37,272	41,233
#*	Oneness Biotech Co. Ltd.	19,000	149,484
*	Optimax Technology Corp.	30,830	18,283
	Orient Europharma Co. Ltd.	7,000	8,397
	Orient Semiconductor Electronics Ltd.	66,000	42,158
	Oriental Union Chemical Corp.	156,000	106,359
	O-TA Precision Industry Co. Ltd.	12,000	46,782
	Pacific Construction Co.	73,000	22,259
	Pacific Hospital Supply Co. Ltd.	13,000	36,326
	PADAUK Technology Co. Ltd.	3,630	11,870
	Paiho Shih Holdings Corp.	23,000	19,222
	Pan Asia Chemical Corp.	35,475	14,899
	Pan Jit International, Inc.	58,900	126,065
	Pan-International Industrial Corp.	83,000	101,943
	Panion & BF Biotech, Inc.	8,563	45,277
	Parade Technologies Ltd.	23,000	704,433
	Paragon Technologies Co. Ltd.	21,000	22,038
	Parpro Corp.	18,000	20,739
#	PChome Online, Inc.	39,000	72,806
	PCL Technologies, Inc.	8,297	28,989
	P-Duke Technology Co. Ltd.	11,579	33,352
	Pegatron Corp.	538,000	1,227,799
*	PharmaEssentia Corp.	16,703	201,502
*††	Pharmally International Holding Co. Ltd.	11,410	0
	Phison Electronics Corp.	61,000	774,297
	Phoenix Silicon International Corp.	25,730	48,215
	Pixart Imaging, Inc.	40,000	134,966
	Planet Technology Corp.	17,000	70,610
	Plotech Co. Ltd.	34,200	20,503
*	Polaris Group	9,000	27,897
	Polytronics Technology Corp.	9,423	19,286
	Posiflex Technology, Inc.	3,000	10,391
	Pou Chen Corp.	278,000	287,979

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Powertech Technology, Inc.	232,000	$694,691
	Powertip Technology Corp.	38,000	22,772
#	Poya International Co. Ltd.	8,291	155,183
	President Chain Store Corp.	88,000	775,271
	President Securities Corp.	194,604	105,601
	Primax Electronics Ltd.	91,000	178,087
*	Prime Electronics & Satellitics, Inc.	46,000	17,801
	Prince Housing & Development Corp.	248,000	96,946
	Pro Hawk Corp.	5,000	23,754
	Promate Electronic Co. Ltd.	37,000	50,068
	Prosperity Dielectrics Co. Ltd.	27,000	34,187
	P-Two Industries, Inc.	8,000	6,840
	Qisda Corp.	394,000	444,570
	Qualipoly Chemical Corp.	32,000	36,784
	Quang Viet Enterprise Co. Ltd.	9,000	33,745
	Quanta Computer, Inc.	392,000	1,097,620
	Quanta Storage, Inc.	85,000	149,223
	Radiant Opto-Electronics Corp.	103,000	379,525
	Radium Life Tech Co. Ltd.	176,000	52,744
	Rafael Microelectronics, Inc.	3,607	19,510
	Raydium Semiconductor Corp.	7,000	87,200
*	RDC Semiconductor Co. Ltd.	8,000	43,218
	Realtek Semiconductor Corp.	146,000	1,712,138
	Rechi Precision Co. Ltd.	86,000	50,044
	Reward Wool Industry Corp.	14,000	9,751
	Rexon Industrial Corp. Ltd.	36,000	34,839
	Rich Development Co. Ltd.	229,000	71,468
*	Ritek Corp.	176,099	51,993
	Rodex Fasteners Corp.	12,000	21,074
*††	Roo Hsing Co. Ltd.	153,000	5,450
	Ruentex Engineering & Construction Co.	24,440	95,563
	Ruentex Industries Ltd.	159,784	301,188
	Run Long Construction Co. Ltd.	6,731	16,439
	Sakura Development Co. Ltd.	28,000	34,182
	Sampo Corp.	77,800	66,646
	San Fang Chemical Industry Co. Ltd.	65,000	44,247
	San Far Property Ltd.	55,003	25,891
	San Shing Fastech Corp.	22,000	37,538
	Sanitar Co. Ltd.	9,000	11,284
	Sanyang Motor Co. Ltd.	104,000	185,720
*	Savior Lifetec Corp.	45,000	26,946
	Scan-D Corp.	11,000	16,532
	Scientech Corp.	10,000	29,371
	SDI Corp.	19,000	74,914
	Sea & Land Integrated Corp.	22,100	15,329
	Sea Sonic Electronics Co. Ltd.	8,000	18,271
	Securitag Assembly Group Co.	4,000	21,525
	Senao International Co. Ltd.	33,000	37,510
	Senao Networks, Inc.	7,000	65,242
#	Sensortek Technology Corp.	9,000	98,196
	Sercomm Corp.	53,000	142,115
	Sesoda Corp.	39,680	53,585
	Shanghai Commercial & Savings Bank Ltd.	367,856	556,340
	Shan-Loong Transportation Co. Ltd.	24,000	25,314
	Sharehope Medicine Co. Ltd.	37,001	48,986
	ShenMao Technology, Inc.	18,000	28,200
	Shih Her Technologies, Inc.	11,000	21,189
#	Shihlin Electric & Engineering Corp.	85,000	278,711
	Shin Hsiung Natural Gas Co. Ltd.	11,592	26,638

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Shin Kong Financial Holding Co. Ltd.	3,226,601	$881,847
	Shin Ruenn Development Co. Ltd.	15,858	22,606
	Shin Shin Natural Gas Co.	7,000	9,430
	Shin Zu Shing Co. Ltd.	49,866	142,116
	Shinih Enterprise Co. Ltd.	17,000	11,286
*	Shining Building Business Co. Ltd.	102,206	32,159
	Shinkong Insurance Co. Ltd.	76,000	127,296
	Shinkong Synthetic Fibers Corp.	339,000	194,537
	Shinkong Textile Co. Ltd.	29,000	38,248
	Shiny Chemical Industrial Co. Ltd.	27,498	115,791
	ShunSin Technology Holding Ltd.	7,000	18,572
*	Shuttle, Inc.	106,000	43,802
#	Sigurd Microelectronics Corp.	126,438	215,023
	Silergy Corp.	42,000	662,942
	Silicon Optronics, Inc.	7,000	18,198
	Silicon Power Computer & Communications, Inc.	21,000	17,521
	Simplo Technology Co. Ltd.	45,000	451,735
	Sinbon Electronics Co. Ltd.	35,000	388,057
	Singatron Enterprise Co. Ltd.	17,000	12,706
	Sinher Technology, Inc.	11,000	13,584
	Sinmag Equipment Corp.	11,000	37,630
	Sino-American Silicon Products, Inc.	143,000	689,207
	Sinon Corp.	130,000	157,050
	SinoPac Financial Holdings Co. Ltd.	934,795	508,715
	Sinopower Semiconductor, Inc.	5,000	17,158
	Sinphar Pharmaceutical Co. Ltd.	23,000	24,419
	Sinyi Realty, Inc.	47,965	45,394
	Sirtec International Co. Ltd.	25,200	17,721
	Sitronix Technology Corp.	31,000	230,845
#	Siward Crystal Technology Co. Ltd.	33,000	40,488
	Soft-World International Corp.	16,000	49,048
	Solar Applied Materials Technology Corp.	151,711	180,048
	Solomon Technology Corp.	28,000	30,777
	Solteam, Inc.	20,264	30,962
	Sonix Technology Co. Ltd.	44,000	71,352
	Speed Tech Corp.	20,000	34,673
	Spirox Corp.	17,000	15,520
	Sporton International, Inc.	28,002	241,512
	Sports Gear Co. Ltd.	23,000	51,838
	St Shine Optical Co. Ltd.	9,000	73,129
	Standard Chemical & Pharmaceutical Co. Ltd.	20,000	49,669
	Standard Foods Corp.	88,000	115,763
	Stark Technology, Inc.	18,000	59,546
	Sun Race Sturmey-Archer, Inc.	7,000	9,127
*	Sun Yad Construction Co. Ltd.	48,890	21,451
	Sunfun Info Co. Ltd.	3,000	17,088
	Sunjuice Holdings Co. Ltd.	3,000	30,122
*	Sunko INK Co. Ltd.	64,750	37,230
	SunMax Biotechnology Co. Ltd.	6,000	53,852
	Sunonwealth Electric Machine Industry Co. Ltd.	40,000	68,618
	Sunplus Innovation Technology, Inc.	6,000	17,182
	Sunplus Technology Co. Ltd.	118,000	91,410
	Sunrex Technology Corp.	28,000	40,642
	Sunspring Metal Corp.	27,540	20,106
	Superior Plating Technology Co. Ltd.	9,000	17,899
	Supreme Electronics Co. Ltd.	186,145	263,477
	Swancor Holding Co. Ltd.	26,000	85,703
	Sweeten Real Estate Development Co. Ltd.	41,796	36,524
	Symtek Automation Asia Co. Ltd.	6,000	21,941

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Syncmold Enterprise Corp.	22,500	$43,734
*	SYNergy ScienTech Corp.	12,000	11,261
	Syngen Biotech Co. Ltd.	4,000	24,896
	Synnex Technology International Corp.	413,000	833,385
	Systex Corp.	50,000	132,897
	T3EX Global Holdings Corp.	29,000	72,891
#	TA Chen Stainless Pipe	555,668	805,868
	Ta Liang Technology Co. Ltd.	11,000	15,179
	Ta Ya Electric Wire & Cable	102,644	91,870
	Tah Hsin Industrial Corp.	12,870	29,282
	TA-I Technology Co. Ltd.	26,750	41,654
*	Tai Tung Communication Co. Ltd.	24,000	12,136
	Taichung Commercial Bank Co. Ltd.	750,597	344,677
	TaiDoc Technology Corp.	20,000	119,944
	Taiflex Scientific Co. Ltd.	40,000	54,714
	Taimide Tech, Inc.	27,000	29,543
	Tainan Enterprises Co. Ltd.	15,000	11,125
	Tai-Saw Technology Co. Ltd.	16,000	15,031
	Taishin Financial Holding Co. Ltd.	970,799	547,701
	TaiSol Electronics Co. Ltd.	22,000	34,322
	Taita Chemical Co. Ltd.	83,945	57,797
	TAI-TECH Advanced Electronics Co. Ltd.	14,000	47,079
	Taitien Electronics Co. Ltd.	9,000	12,791
	Taiwan Business Bank	751,441	341,539
	Taiwan Chelic Corp. Ltd.	7,000	11,088
	Taiwan Chinsan Electronic Industrial Co. Ltd.	25,461	31,212
	Taiwan Cooperative Financial Holding Co. Ltd.	503,118	438,552
	Taiwan Fertilizer Co. Ltd.	80,000	154,041
	Taiwan Fire & Marine Insurance Co. Ltd.	74,000	51,192
	Taiwan FU Hsing Industrial Co. Ltd.	45,000	63,603
	Taiwan Glass Industry Corp.	159,000	105,315
	Taiwan High Speed Rail Corp.	229,000	231,579
	Taiwan Hon Chuan Enterprise Co. Ltd.	60,000	195,412
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	55,000	80,110
	Taiwan IC Packaging Corp.	14,000	5,601
††	Taiwan Land Development Corp.	134,000	2,190
	Taiwan Mask Corp.	35,000	91,646
	Taiwan Mobile Co. Ltd.	176,000	593,019
	Taiwan PCB Techvest Co. Ltd.	67,000	89,432
	Taiwan Pelican Express Co. Ltd.	8,000	12,042
	Taiwan Sakura Corp.	29,000	60,788
	Taiwan Sanyo Electric Co. Ltd.	25,000	30,123
	Taiwan Secom Co. Ltd.	59,000	208,468
	Taiwan Semiconductor Co. Ltd.	48,000	144,090
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	84,973	7,163,224
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,152,000	18,864,684
	Taiwan Shin Kong Security Co. Ltd.	66,500	89,054
	Taiwan Styrene Monomer	164,000	89,796
	Taiwan Surface Mounting Technology Corp.	67,000	215,609
	Taiwan Taxi Co. Ltd.	6,615	25,943
#*	Taiwan TEA Corp.	162,000	120,897
	Taiwan Union Technology Corp.	73,000	158,128
	Taiwan-Asia Semiconductor Corp.	55,500	63,631
*	Tatung Co. Ltd.	381,000	404,690
	TCI Co. Ltd.	25,877	174,875
	Te Chang Construction Co. Ltd.	12,000	14,192
#	Team Group, Inc.	21,000	46,559
	Teco Electric & Machinery Co. Ltd.	407,000	585,925
	Tehmag Foods Corp.	4,400	39,207

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Tera Autotech Corp.	22,701	$28,042
	Test Research, Inc.	36,000	75,477
	Test Rite International Co. Ltd.	34,000	22,906
*	Tex-Ray Industrial Co. Ltd.	49,000	18,345
	Thinking Electronic Industrial Co. Ltd.	17,000	81,687
#	Ting Sin Co. Ltd.	34,465	11,793
	Tofu Restaurant Co. Ltd.	1,120	9,076
#	Ton Yi Industrial Corp.	297,000	201,141
	Tong Hsing Electronic Industries Ltd.	39,890	221,277
	Tong Ming Enterprise Co. Ltd.	10,000	13,874
	Tong Yang Industry Co. Ltd.	61,000	94,835
	Tong-Tai Machine & Tool Co. Ltd.	40,000	22,476
	Top Bright Holding Co. Ltd.	5,000	17,442
	Top Union Electronics Corp.	18,284	24,959
	Topco Scientific Co. Ltd.	33,000	200,730
	Topco Technologies Corp.	18,000	43,560
	Topkey Corp.	17,000	111,504
	Topoint Technology Co. Ltd.	35,000	33,049
	Toung Loong Textile Manufacturing	23,460	21,494
	TPK Holding Co. Ltd.	89,000	108,496
	Trade-Van Information Services Co.	16,000	32,241
	Transart Graphics Co. Ltd.	6,000	11,293
	Transcend Information, Inc.	59,000	136,480
	Transcom, Inc.	4,000	25,804
*	TrueLight Corp.	21,000	15,908
	Tsann Kuen Enterprise Co. Ltd.	13,331	18,092
	TSC Auto ID Technology Co. Ltd.	8,300	63,387
	TSRC Corp.	144,000	130,339
	TST Group Holding Ltd.	3,600	13,066
	TTFB Co. Ltd.	2,630	19,879
	TTY Biopharm Co. Ltd.	37,000	92,622
#	Tul Corp.	12,000	28,955
	Tung Ho Steel Enterprise Corp.	114,270	214,900
	Tung Ho Textile Co. Ltd.	29,000	16,535
#	Tung Thih Electronic Co. Ltd.	9,000	41,517
	Turvo International Co. Ltd.	13,000	48,948
	TXC Corp.	80,000	222,387
	TYC Brother Industrial Co. Ltd.	22,000	21,207
*	Tycoons Group Enterprise	103,000	32,714
	Tyntek Corp.	70,000	41,473
	TZE Shin International Co. Ltd.	33,000	14,123
	UDE Corp.	13,000	16,121
	Unic Technology Corp.	41,000	29,147
	Unictron Technologies Corp.	5,000	13,728
	Union Bank Of Taiwan	442,565	232,169
	Uni-President Enterprises Corp.	662,000	1,587,051
	Unitech Computer Co. Ltd.	37,000	41,408
*	Unitech Printed Circuit Board Corp.	151,170	88,658
	United Integrated Services Co. Ltd.	56,000	395,747
*	United Orthopedic Corp.	15,000	30,718
	United Radiant Technology	28,000	21,146
	United Recommend International Co. Ltd.	6,900	21,293
*	United Renewable Energy Co. Ltd.	99,571	67,426
*††	Unity Opto Technology Co. Ltd.	140,000	0
	Univacco Technology, Inc.	15,000	13,554
	Universal Vision Biotechnology Co. Ltd.	13,450	176,093
	Unizyx Holding Corp.	97,909	131,863
	UPC Technology Corp.	327,169	159,535
	Userjoy Technology Co. Ltd.	12,250	32,320

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	USI Corp.	326,320	$271,431
*	Usun Technology Co. Ltd.	9,000	9,677
	U-Tech Media Corp.	34,000	16,902
	Utechzone Co. Ltd.	15,000	43,442
	UVAT Technology Co. Ltd.	8,000	14,598
	Value Valves Co. Ltd.	5,383	16,896
	Ve Wong Corp.	23,000	28,587
	Ventec International Group Co. Ltd.	18,000	48,429
	VIA Labs, Inc.	3,000	19,997
*	Victory New Materials Ltd. Co.	25,000	9,203
	Viking Tech Corp.	14,000	34,077
	VisEra Technologies Co. Ltd.	2,000	14,092
	Visual Photonics Epitaxy Co. Ltd.	39,000	123,000
	Voltronic Power Technology Corp.	19,915	1,145,113
#	Waffer Technology Corp.	24,827	77,788
	Wah Hong Industrial Corp.	13,000	12,930
	Wah Lee Industrial Corp.	43,780	124,514
	Walsin Lihwa Corp.	610,139	990,836
	Walsin Technology Corp.	90,000	280,557
	Wan Hai Lines Ltd.	136,000	289,145
	We & Win Development Co. Ltd.	30,000	6,785
#	WEI Chih Steel Industrial Co. Ltd.	27,000	23,192
	Wei Chuan Foods Corp.	65,000	42,461
	Weikeng Industrial Co. Ltd.	106,945	104,276
	Well Shin Technology Co. Ltd.	16,000	28,984
	WELLELL, Inc.	17,000	17,620
	Weltrend Semiconductor	14,000	21,886
*	Wha Yu Industrial Co. Ltd.	18,000	12,036
	Wholetech System Hitech Ltd.	18,000	30,609
	Win Semiconductors Corp.	46,000	245,597
	Winbond Electronics Corp.	810,000	687,375
	Winmate, Inc.	7,000	25,077
	Winstek Semiconductor Co. Ltd.	12,000	22,405
	WinWay Technology Co. Ltd.	5,000	116,542
	Wisdom Marine Lines Co. Ltd.	123,102	257,675
	Wisechip Semiconductor, Inc.	8,000	11,988
	Wistron Corp.	791,436	1,199,595
	Wistron Information Technology & Services Corp.	10,000	40,021
	Wistron NeWeb Corp.	84,340	254,398
	Wiwynn Corp.	37,000	1,408,095
	Wonderful Hi-Tech Co. Ltd.	17,954	19,085
*	Wowprime Corp.	12,000	124,130
	WPG Holdings Ltd.	632,400	1,030,651
	WT Microelectronics Co. Ltd.	166,000	359,462
	WUS Printed Circuit Co. Ltd.	30,780	28,658
	XAC Automation Corp.	24,000	20,296
	X-Legend Entertainment Co. Ltd.	8,000	11,742
	Xxentria Technology Materials Corp.	25,000	54,324
	Ya Horng Electronic Co. Ltd.	8,000	11,328
	Yageo Corp.	45,161	732,102
	Yang Ming Marine Transport Corp.	319,000	658,092
	Yankey Engineering Co. Ltd.	2,000	18,579
	YC INOX Co. Ltd.	55,000	52,380
	YCC Parts Manufacturing Co. Ltd.	13,000	18,570
	Yea Shin International Development Co. Ltd.	69,259	61,974
	Yen Sun Technology Corp.	9,000	10,199
	YFC-Boneagle Electric Co. Ltd.	30,236	27,951
	YFY, Inc.	241,000	242,050
	Yi Jinn Industrial Co. Ltd.	62,000	37,678

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Yi Shin Textile Industrial Co. Ltd.	7,000	$7,822
	Yieh Phui Enterprise Co. Ltd.	431,843	214,262
	Yonyu Plastics Co. Ltd.	23,000	24,720
	Young Fast Optoelectronics Co. Ltd.	17,000	16,903
	Youngtek Electronics Corp.	28,000	59,070
	Yuanta Financial Holding Co. Ltd.	1,058,754	779,357
	Yuen Foong Yu Consumer Products Co. Ltd.	12,000	15,045
	Yulon Finance Corp.	74,610	449,274
	Yulon Motor Co. Ltd.	227,264	597,553
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	20,000	48,360
	Yungshin Construction & Development Co. Ltd.	47,000	98,380
	YungShin Global Holding Corp.	46,000	69,184
	Zeng Hsing Industrial Co. Ltd.	9,669	35,112
	Zenitron Corp.	45,000	47,286
	Zero One Technology Co. Ltd.	30,633	58,222
	Zhen Ding Technology Holding Ltd.	162,800	593,079
*	Zhong Yang Technology Co. Ltd.	10,053	13,202
*	Zinwell Corp.	72,000	45,337
	Zippy Technology Corp.	30,000	43,627
	ZongTai Real Estate Development Co. Ltd.	39,388	63,475

TOTAL TAIWAN			153,697,992

THAILAND — (1.9%)
	AAPICO Hitech PCL, NVDR	34,100	31,955
	Advanced Information Technology PCL, Class F	417,000	62,890
	AEON Thana Sinsap Thailand PCL	25,400	143,560
*	After You PCL	38,600	11,982
*	Airports of Thailand PCL	279,300	599,128
	AJ Plast PCL	70,300	21,411
	Amanah Leasing PCL	58,700	6,051
	Amata Corp. PCL	141,500	96,550
*	Ananda Development PCL	590,800	20,243
	AP Thailand PCL	788,100	290,799
*	Aqua Corp. PCL	726,800	11,281
	Asia Plus Group Holdings PCL	545,200	43,428
	Asia Sermkij Leasing PCL, NVDR	39,450	32,059
	Asian Insulators PCL	77,325	12,681
	Asian Sea Corp. PCL, Class F	102,200	31,425
	Asiasoft Corp. PCL	65,100	28,025
	Bangchak Corp. PCL	458,700	406,345
	Bangkok Bank PCL	8,800	40,460
	Bangkok Chain Hospital PCL	466,000	296,133
	Bangkok Commercial Asset Management PCL	350,600	135,527
	Bangkok Dusit Medical Services PCL, Class F	832,700	713,273
	Bangkok Expressway & Metro PCL	562,000	145,653
	Bangkok Land PCL	2,786,800	75,898
	Bangkok Life Assurance PCL, NVDR	50,800	41,655
	BCPG PCL	417,200	119,121
	BEC World PCL	432,100	98,701
*	Beyond Securities PCL	66,300	14,368
*	Bound & Beyond PCL	36,000	15,814
	BTS Group Holdings PCL	607,900	137,077
	Bumrungrad Hospital PCL	67,600	471,156
	Business Online PCL	27,800	8,141
	Cal-Comp Electronics Thailand PCL, Class F	1,357,867	81,120
	Carabao Group PCL, Class F	54,700	114,534
	Central Retail Corp. PCL	129,450	169,643
	CH Karnchang PCL	232,000	143,355
	Chularat Hospital PCL, Class F	1,803,700	184,873

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	CIMB Thai Bank PCL	636,000	$14,528
	Com7 PCL, Class F	317,200	234,550
*	Country Group Holdings PCL, Class F	314,000	7,264
	CP ALL PCL	257,700	488,647
	Delta Electronics Thailand PCL	314,000	668,965
*	Demco PCL	210,200	30,778
	Dhipaya Group Holdings PCL	200,400	227,410
	Diamond Building Products PCL	101,400	23,013
	Do Day Dream PCL	27,700	10,789
	Dohome PCL	141,237	53,355
	Eastern Polymer Group PCL, Class F	222,600	48,565
*	Eastern Power Group PCL	116,500	10,713
	Eastern Water Resources Development & Management PCL, Class F	200,000	29,050
	Ekachai Medical Care PCL	74,776	17,847
	Energy Absolute PCL	174,600	346,413
	Esso Thailand PCL	375,400	95,643
	Exotic Food PCL, Class F	52,700	19,754
	Forth Corp. PCL	77,600	63,062
	Fortune Parts Industry PCL, Class F	205,700	14,698
	Frasers Property Thailand PCL	144,800	64,454
*	General Engineering PCL	1,886,200	13,809
	Global Green Chemicals PCL, Class F	67,500	25,500
	Gunkul Engineering PCL	1,441,700	159,591
	Haad Thip PCL	21,600	21,032
	Hana Microelectronics PCL	123,700	150,335
	Home Product Center PCL	807,600	331,105
	Hwa Fong Rubber Thailand PCL	63,500	9,763
*	I&I Group PCL	16,530	15,006
	Ichitan Group PCL	152,500	56,717
	Index Livingmall PCL	55,400	33,583
	Indorama Ventures PCL	101,600	101,161
	Interlink Communication PCL	112,600	22,423
*	Interlink Telecom PCL	187,100	16,437
	Intouch Holdings PCL, Class F	19,500	42,829
	IRPC PCL	2,952,200	204,032
*	IT City PCL	44,800	4,434
*	Italian-Thai Development PCL	402,100	16,486
	JAS Asset PCL, Class F	89,100	7,828
*	Jasmine International PCL	1,075,100	58,560
	Jaymart Group Holdings PCL	58,800	34,094
	Jubilee Enterprise PCL	41,000	29,657
	Kang Yong Electric PCL	1,200	10,402
	Karmarts PCL	290,700	69,807
*	Kaset Thai International Sugar Corp. PCL, Class F	66,700	7,852
	Kasikornbank PCL	36,700	134,344
#	KCE Electronics PCL	211,400	235,250
	KGI Securities Thailand PCL	77,500	10,258
	Kiatnakin Phatra Bank PCL	35,800	62,904
	Krung Thai Bank PCL	170,100	89,664
	Krungthai Card PCL	147,400	227,699
	Ladprao General Hospital PCL, Class F	40,000	6,560
	Lalin Property PCL	148,400	37,809
	Land & Houses PCL	1,151,300	330,412
	LH Financial Group PCL	579,700	18,165
*	Loxley PCL	724,500	42,221
	LPN Development PCL	282,400	37,877
*	Master Ad PCL	1,102,400	16,142
	MBK PCL	193,335	81,529
	MC Group PCL	106,000	31,663

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	MDX PCL	107,900	$12,007
	Mega Lifesciences PCL	127,700	153,326
	MK Restaurants Group PCL	38,600	55,672
*	Mono Next PCL	305,000	11,165
*	Nawarat Patanakarn PCL	500,000	9,664
	Netbay PCL	24,000	15,603
	Ngern Tid Lor PCL	243,112	150,933
	Noble Development PCL	258,300	37,065
	Northeast Rubber PCL	216,700	31,349
	Origin Property PCL, Class F	284,600	98,346
	Osotspa PCL	275,900	238,350
	Plan B Media PCL, Class F	994,772	237,423
	Polyplex Thailand PCL	89,700	42,817
*	Power Solution Technologies PCL, Class F	178,060	7,248
	Praram 9 Hospital PCL	32,600	18,616
	Premier Marketing PCL	111,900	27,526
	Prima Marine PCL	126,800	22,837
*	Principal Capital PCL	118,400	16,574
	Property Perfect PCL	3,068,310	35,043
	Pruksa Holding PCL	297,800	108,140
*	PSG Corp. PCL	566,500	17,253
	PTG Energy PCL	345,100	137,444
	PTT Global Chemical PCL	263,100	319,750
	PTT Oil & Retail Business PCL	79,900	51,945
	Pylon PCL	55,700	6,394
	Quality Houses PCL	1,881,900	130,062
	R&B Food Supply PCL	78,200	24,046
	Rabbit Holdings PCL, Class F	2,826,600	61,254
*	Raimon Land PCL	716,700	13,642
	Rajthanee Hospital PCL	31,400	26,207
	Ramkhamhaeng Hospital PCL, Class F	24,200	37,561
	Ratchaphruek Hospital PCL, Class F	60,100	10,296
	Ratchthani Leasing PCL	375,637	40,042
*	RPCG Pcl	310,500	7,092
	RS PCL	111,320	47,596
*	S Hotels & Resorts PCL	347,400	35,404
	S Kijchai Enterprise PCL, Class F	57,400	8,035
	Sabina PCL	24,600	20,171
	Sahamitr Pressure Container PCL	71,900	23,372
	Saha-Union PCL	41,400	34,856
*	Samart Corp. PCL	156,200	18,206
	Samart Telcoms PCL	76,700	9,209
	Sansiri PCL	5,141,200	286,061
	Sappe PCL	28,600	52,137
	SC Asset Corp. PCL	349,800	44,458
	SCB X PCL	74,300	225,201
	SCG Ceramics PCL	248,200	14,973
	SCG Packaging PCL	79,700	102,696
	SCGJWD Logistics PCL	70,700	37,268
*	SEAFCO PCL	227,290	23,696
	Sena Development PCL	228,900	23,193
*	SENA J Property PCL	360,200	9,810
*	Seven Utilities & Power PLC	879,600	15,198
	Siam Global House PCL	307,970	154,222
	Siamgas & Petrochemicals PCL	263,500	67,520
	Siamrajathanee PC	19,200	5,145
	Sikarin PCL, Class F	132,000	34,983
*	Simat Technologies PCL	253,600	15,893
	Singer Thailand PCL	27,800	11,560

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Singha Estate PCL	706,700	$33,527
	Sino-Thai Engineering & Construction PCL	285,400	96,951
	SiS Distribution Thailand PCL	22,200	13,522
	SNC Former PCL	27,900	11,030
	Somboon Advance Technology PCL	40,500	23,365
	SPCG PCL	165,600	61,589
	Sri Trang Agro-Industry PCL	176,700	101,940
	Sri Trang Gloves Thailand PCL	251,300	66,969
	Sriracha Construction PCL	31,600	7,218
	Srisawad Corp. PCL	193,920	315,179
	Srithai Superware PCL	359,200	14,832
	Srivichai Vejvivat PCL	64,300	16,100
	Star Petroleum Refining PCL	583,200	165,665
*	STARK Corp. PCL	384,400	26,792
	Stars Microelectronics Thailand PCL	115,900	13,916
	Supalai PCL	364,000	225,984
	Super Energy Corp. PCL	6,971,700	122,499
	Susco PCL	321,100	31,783
	SVI PCL	98,100	27,292
	Synnex Thailand PCL	79,800	30,146
	Syntec Construction PCL	213,300	10,307
	TAC Consumer PCL, Class F	132,900	21,795
	Taokaenoi Food & Marketing PCL, Class F	110,400	29,906
	Thai Nakarin Hospital PCL	18,000	19,240
	Thai Oil PCL	427,965	582,777
	Thai President Foods PCL, Class F	7,500	43,707
	Thai Rubber Latex Group PCL	257,760	14,116
	Thai Stanley Electric PCL, Class F	4,600	24,450
	Thai Union Group PCL, Class F	272,600	110,166
	Thai Vegetable Oil PCL	128,810	99,019
	Thai Wah PCL, Class F	70,400	9,401
	Thaicom PCL	155,500	54,645
	Thaitheparos PCL	13,400	12,852
	Thanachart Capital PCL	61,800	78,274
	Thitikorn PCL	37,600	7,928
	Thonburi Healthcare Group PCL	80,500	157,947
	TIPCO Foods PCL	79,100	20,616
	Tisco Financial Group PCL	60,200	159,105
	TKS Technologies PCL	86,680	24,749
	TMBThanachart Bank PCL	1,694,940	71,972
	TOA Paint Thailand PCL	208,200	178,340
	TQM Alpha PCL	74,300	55,484
	Triple i Logistics PCL	74,773	27,152
*	Triton Holding PCL	1,264,900	5,186
	True Corp. PCL	686,444	159,813
*	TTCL PCL	66,100	7,782
	TTW PCL	352,100	89,191
	Union Auction PCL	46,200	12,312
*	Unique Engineering & Construction PCL	257,300	27,578
	United Paper PCL	55,100	19,363
	Univentures PCL	150,400	11,451
	Vanachai Group PCL	99,600	13,942
	VGI PCL	1,095,480	107,792
	Vibhavadi Medical Center PCL	292,300	22,256
	WHA Corp. PCL	1,026,100	132,216
	WHA Utilities & Power PCL	263,200	28,673
	WICE Logistics PCL	66,000	16,235
	Workpoint Entertainment PCL	54,600	25,743

TOTAL THAILAND			17,564,088

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (0.7%)
	Akbank TAS	365,833	$302,469
#	Alarko Holding AS	22,154	67,150
	Alkim Alkali Kimya AS	20,940	29,669
*	Anadolu Anonim Turk Sigorta Sirketi	58,272	53,875
	Anadolu Efes Biracilik Ve Malt Sanayii AS	37,902	122,750
	Anadolu Hayat Emeklilik AS	19,654	15,143
#	Arcelik AS.	39,236	195,507
	Aselsan Elektronik Sanayi Ve Ticaret AS	40,825	93,937
*	Aydem Yenilenebilir Enerji AS, Class A	47,785	32,197
	Aygaz AS	14,997	50,171
*	Bagfas Bandirma Gubre Fabrikalari AS	19,697	24,422
	Bera Holding AS	27,014	14,116
	BIM Birlesik Magazalar AS	55,377	444,954
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	10,960	67,232
	Borusan Yatirim ve Pazarlama AS	1,149	50,442
*	Bursa Cimento Fabrikasi AS	68,761	18,749
	Celebi Hava Servisi AS	558	12,965
	Coca-Cola Icecek AS	11,249	136,254
	Deva Holding AS	8,625	17,307
	Dogan Sirketler Grubu Holding AS	353,461	155,771
	Dogus Otomotiv Servis ve Ticaret AS	11,910	74,974
	EGE Endustri VE Ticaret AS	224	52,328
	EGE Gubre Sanayii AS	6,480	22,991
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	34,460	52,485
Ω	Enerjisa Enerji AS	50,921	73,025
	Eregli Demir ve Celik Fabrikalari TAS	55,419	94,566
*	Fenerbahce Futbol AS	6,067	16,123
#	Ford Otomotiv Sanayi AS	7,423	205,189
*	Goodyear Lastikleri TAS	25,809	18,575
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	66,706	43,598
	GSD Holding AS	354,746	48,561
*	Gubre Fabrikalari TAS	8,471	88,098
*	Hektas Ticaret TAS	204,000	282,883
*	Ihlas Holding AS	242,643	9,483
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	19,609	17,939
	Is Yatirim Menkul Degerler AS, Class A	42,746	96,573
	Kartonsan Karton Sanayi ve Ticaret AS	4,083	13,764
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	289,664	16,691
	Kontrolmatik Enerji Ve Muhendislik AS	7,555	51,394
*	Konya Cimento Sanayii AS	133	19,472
	Koza Altin Isletmeleri AS	86,478	84,102
*	Koza Anadolu Metal Madencilik Isletmeleri AS	28,783	52,467
	Logo Yazilim Sanayi Ve Ticaret AS	13,580	41,581
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	13,663	73,696
*	Migros Ticaret AS	10,181	91,346
*Ω	MLP Saglik Hizmetleri AS	15,519	52,723
	Otokar Otomotiv Ve Savunma Sanayi AS	1,757	75,926
	Oyak Yatirim Menkul Degerler AS	5,711	10,877
*	Penguen Gida Sanayii AS	50,284	12,831
#*	Petkim Petrokimya Holding AS	223,129	149,258
	Polisan Holding AS	30,403	15,873
*	Reysas Tasimacilik ve Lojistik Ticaret AS	16,393	23,948
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	59,353	88,748
*	Sasa Polyester Sanayi AS	42,506	218,001
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	32,779	51,238
*	Sok Marketler Ticaret AS	49,406	84,465
*	TAV Havalimanlari Holding AS	32,931	119,431
*	Teknosa Ic Ve Dis Ticaret AS	25,300	21,336
	Tofas Turk Otomobil Fabrikasi AS	26,012	256,937

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Tukas Gida Sanayi ve Ticaret AS	71,488	$48,727
	Turk Traktor ve Ziraat Makineleri AS	3,310	95,005
	Turkcell Iletisim Hizmetleri AS	80,420	136,999
#	Turkiye Garanti Bankasi AS	70,781	99,796
*	Turkiye Halk Bankasi AS	130,977	70,860
	Turkiye Is Bankasi AS, Class C	322,245	179,623
	Turkiye Petrol Rafinerileri AS	129,752	443,087
*	Turkiye Sinai Kalkinma Bankasi AS	640,671	129,801
*	Turkiye Vakiflar Bankasi TAO, Class D	186,995	82,793
*	Ulker Biskuvi Sanayi AS	20,543	31,708
	Vestel Beyaz Esya Sanayi ve Ticaret AS	28,998	15,789
*	Vestel Elektronik Sanayi ve Ticaret AS	24,219	51,512
	Yapi ve Kredi Bankasi AS	417,492	203,691
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	23,522	37,365
*	Zorlu Enerji Elektrik Uretim AS	187,022	42,647

TOTAL TURKEY			6,397,979

UNITED ARAB EMIRATES — (1.6%)
	Abu Dhabi Commercial Bank PJSC	406,517	976,717
	Abu Dhabi Islamic Bank PJSC	241,640	748,618
	Abu Dhabi National Hotels	24,168	29,327
	Abu Dhabi National Oil Co. for Distribution PJSC	606,190	725,153
	Abu Dhabi Ship Building Co. PJSC	25,197	28,063
	ADNOC Drilling Co. PJSC	323,046	377,643
	Agthia Group PJSC	105,481	132,807
*	Ajman Bank PJSC	178,441	79,779
*	AL Seer Marine Supplies & Equipment Co. LLC	5,419	11,333
	Aldar Properties PJSC	366,328	540,329
*	Alpha Dhabi Holding PJSC	39,543	237,033
*	Amlak Finance PJSC	203,220	46,966
	Aramex PJSC	191,567	170,577
*	Deyaar Development PJSC	434,668	62,982
	Dubai Financial Market PJSC	275,048	112,827
	Dubai Investments PJSC	613,041	409,924
	Dubai Islamic Bank PJSC	802,622	1,217,670
	Emaar Development PJSC	286,768	432,573
	Emaar Properties PJSC	1,228,985	1,992,505
	Emirates Driving Co.	4,631	32,125
	Emirates Integrated Telecommunications Co. PJSC	72,618	99,975
	Emirates NBD Bank PJSC	367,109	1,412,006
	Emirates Telecommunications Group Co. PJSC	374,246	2,449,798
*	Eshraq Investments PJSC	368,462	50,970
	Fertiglobe PLC	29,735	31,142
	First Abu Dhabi Bank PJSC	222,190	859,166
*	Ghitha Holding PJSC	2,183	25,271
*	Gulf Pharmaceutical Industries PSC	97,181	25,739
*	International Holding Co. PJSC	6,187	665,456
*	Manazel PJSC	301,353	31,275
*	Palms Sports PrJSC	966	2,606
*	RAK Properties PJSC	327,426	55,369
	Ras Al Khaimah Ceramics	132,162	94,281
*	SHUAA Capital PSC	265,287	25,229
*	Union Properties PJSC	564,802	39,834

TOTAL UNITED ARAB EMIRATES			14,233,068

UNITED STATES — (0.0%)
	Sempra Energy	684	104,087

TOTAL COMMON STOCKS			897,369,757

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»
PREFERRED STOCKS — (0.9%)
BRAZIL — (0.8%)
Banco ABC Brasil SA	30,427	$101,997
Banco Bradesco SA	417,777	1,160,073
Banco do Estado do Rio Grande do Sul SA Class B	59,900	127,779
Banco Pan SA	66,900	71,892
Braskem SA Class A	14,718	58,396
Centrais Eletricas Brasileiras SA Class B	10,300	75,188
Centrais Eletricas de Santa Catarina SA	3,500	35,114
Cia de Ferro Ligas da Bahia FERBASA	6,700	69,179
Cia de Saneamento do Parana	115,531	88,482
Cia Energetica de Minas Gerais	378,707	937,694
Cia Energetica do Ceara Class A	2,900	29,071
Cia Paranaense de Energia	464,416	746,745
CTEEP-Cia de Transmissao de Energia Eletrica Paulista	34,600	159,896
EMAE-Empresa Metropolitana de Aguas e Energia SA	800	8,982
Eucatex SA Industria e Comercio	27,000	46,824
Gerdau SA	109,725	553,927
Grazziotin SA	2,000	11,476
Itau Unibanco Holding SA	468,618	2,435,258
Marcopolo SA	188,554	135,713
Raizen SA	201,088	128,608
Randon SA Implementos e Participacoes	56,100	92,904
Schulz SA	28,900	25,378
Track & Field Co. SA	15,700	32,358
Unipar Carbocloro SA Class B	16,510	215,982
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	48,000	69,289

TOTAL BRAZIL		7,418,205

CHILE — (0.1%)
Embotelladora Andina SA Class B	41,683	104,418
Sociedad Quimica y Minera de Chile SA Class B	6,492	439,502

TOTAL CHILE		543,920

COLOMBIA — (0.0%)
Bancolombia SA	2,120	13,131
Grupo Aval Acciones y Valores SA	542,864	67,945
Grupo de Inversiones Suramericana SA	30,984	76,504

TOTAL COLOMBIA		157,580

INDIA — (0.0%)
Sundaram-Clayton Ltd.	1,605,440	66,700

PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	3,315	2,313

TOTAL PREFERRED STOCKS		8,188,718

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
* Localiza Rent a Car SA Rights 05/11/23	503	1,730

HONG KONG — (0.0%)
* Xinyi Energy Holdings Ltd. Rights 05/23/23	62,783	0

TAIWAN — (0.0%)
* Acer, Inc. Rights 06/16/23	533	0

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»
THAILAND — (0.0%)
* Kiatnakin Phatra Bank PCL Warrants 04/26/24	5,966	$0

TOTAL RIGHTS/WARRANTS.		1,730

MUTUAL FUNDS — (0.0%)
UNITED STATES — (0.0%)
BRPR Corporate Offices Fundo de Investimento Imobiliario	690	8,130

TOTAL INVESTMENT SECURITIES (Cost $884,695,876)		905,568,335

		Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund.	604,923	6,997,150

TOTAL INVESTMENTS — (100.0%) (Cost $891,691,981)		$912,565,485

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	4	06/16/23	$834,963	$837,700	$2,737

Total Futures Contracts.			$834,963	$837,700	$2,737

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$34,422,223	$363,380	—	$34,785,603
Chile	1,420,520	3,727,982	—	5,148,502
China	22,436,979	250,912,351	$326,146	273,675,476
Colombia	598,922	7,978	—	606,900
Czech Republic	—	211,426	—	211,426
Egypt	175,840	—	—	175,840
Greece	37,001	3,902,621	—	3,939,622
Hong Kong	5,809	20,676	—	26,485
Hungary	—	1,201,205	—	1,201,205
India	7,481,619	133,787,364	—	141,268,983
Indonesia	340,552	7,659,027	13,613	8,013,192
Kuwait	1,300,697	466,741	—	1,767,438
Malaysia	—	10,369,643	—	10,369,643
Mexico	21,321,798	98,812	—	21,420,610
Peru	706,979	—	—	706,979
Philippines	—	3,593,211	13,618	3,606,829
Poland	—	6,729,883	—	6,729,883
Qatar	—	7,631,264	—	7,631,264
Saudi Arabia	52,622	33,189,921	—	33,242,543
South Africa	3,676,753	21,669,056	—	25,345,809
South Korea	5,556,970	119,874,357	66,984	125,498,311
Taiwan	7,203,399	146,486,953	7,640	153,697,992

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Thailand	$15,893,825	$1,670,263	—	$17,564,088
Turkey	—	6,397,979	—	6,397,979
United Arab Emirates	—	14,233,068	—	14,233,068
United States	—	104,087	—	104,087
Preferred Stocks
Brazil	7,418,205	—	—	7,418,205
Chile	—	543,920	—	543,920
Colombia	157,580	—	—	157,580
India	—	66,700	—	66,700
Philippines	—	2,313	—	2,313
Rights/Warrants
Brazil	—	1,730	—	1,730
Mutual Funds	8,130	—	—	8,130
Securities Lending Collateral	—	6,997,150	—	6,997,150
Futures Contracts**	2,737	—	—	2,737

TOTAL	$130,219,160	$781,921,061	$428,001^	$912,568,222

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

VA U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value†
COMMON STOCKS — (88.6%)
COMMUNICATION SERVICES — (2.8%)
*	AMC Networks, Inc., Class A	14,134	$250,030
#*	Angi, Inc.	18,901	43,472
	ATN International, Inc.	7,997	289,251
*	Bandwidth, Inc., Class A	7,874	95,827
*	Beasley Broadcast Group, Inc., Class A	1,850	1,795
*	Boston Omaha Corp., Class A	10,676	218,431
*	Bumble, Inc., Class A	16,883	307,439
#*	Cargurus, Inc.	15,339	252,173
*	Cars.com, Inc.	30,740	601,582
#*	comScore, Inc.	43,063	43,494
*	Consolidated Communications Holdings, Inc.	31,699	122,675
#*	Cumulus Media, Inc., Class A	5,163	18,148
*	Daily Journal Corp.	333	90,959
#	DallasNews Corp.	1,691	7,254
*	DHI Group, Inc.	22,706	83,331
#*	DISH Network Corp., Class A	2,885	21,666
*	EchoStar Corp., Class A	17,359	296,318
	Entravision Communications Corp., Class A	31,641	197,756
*	EW Scripps Co., Class A	33,487	282,295
*	FG Group Holdings, Inc.	3,604	6,992
#*	Fluent, Inc.	20,680	15,303
#*	Frontier Communications Parent, Inc.	19,475	438,967
*	Gaia, Inc.	2,866	8,713
#*	Gannett Co., Inc.	42,751	81,227
	Gray Television, Inc.	34,432	265,471
#*	iHeartMedia, Inc., Class A	5,317	18,450
*	IMAX Corp.	1,446	30,294
*	Integral Ad Science Holding Corp.	9,103	143,190
#	John Wiley & Sons, Inc., Class A	14,933	575,966
#*	Liberty Latin America Ltd., Class A	18,962	168,193
*	Liberty Latin America Ltd., Class C	73,797	655,317
*	Liberty Media Corp.-Liberty SiriusXM, Class A	335	9,414
*	Liberty Media Corp.-Liberty SiriusXM, Class C	767	21,430
#*	Lions Gate Entertainment Corp., Class A	27,556	316,894
*	Lions Gate Entertainment Corp., Class B	64,596	689,239
#	Lumen Technologies, Inc.	105,160	249,229
#*	Madison Square Garden Entertainment Corp.	8,035	259,289
#*	Magnite, Inc.	43,185	405,939
#*	Marchex, Inc., Class B	494	924
#	Marcus Corp.	12,889	225,815
	News Corp., Class A	93,533	1,647,116
#	News Corp., Class B	46,938	833,150
#	Nexstar Media Group, Inc.	10,495	1,820,358
*	PubMatic, Inc., Class A	9,925	135,576
#*	QuinStreet, Inc.	17,191	190,992
*	Reading International, Inc., Class A	5,626	18,172
	Saga Communications, Inc., Class A	2,918	64,926
#	Scholastic Corp.	14,907	573,472
#	Shenandoah Telecommunications Co.	22,972	478,047
#	Sinclair Broadcast Group, Inc., Class A	14,622	290,832
#*	Sphere Entertainment Co.	8,035	226,105
	Spok Holdings, Inc.	6,453	78,920
	TEGNA, Inc.	40,283	688,839

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Telephone & Data Systems, Inc.	47,719	$477,190
#*	Thryv Holdings, Inc.	10,781	242,141
*	TrueCar, Inc.	45,030	115,727
#*	U.S. Cellular Corp.	19,554	415,327
*	Urban One, Inc.	7,214	41,913
*	Urban One, Inc.	2,835	20,242
*	Vimeo, Inc.	6,361	20,928
#*	WideOpenWest, Inc.	17,400	198,882
*	Yelp, Inc.	4,318	129,195
#*	Ziff Davis, Inc.	1,100	80,454

TOTAL COMMUNICATION SERVICES			16,598,656

CONSUMER DISCRETIONARY — (13.6%)
#*	1-800-Flowers.com, Inc., Class A	14,276	131,482
*	1stdibs.com, Inc.	8,976	33,750
*	2U, Inc.	17,516	97,039
	Aaron’s Co., Inc.	11,321	151,135
*	Abercrombie & Fitch Co., Class A	25,799	607,308
#	Academy Sports & Outdoors, Inc.	26,744	1,698,779
#	Acushnet Holdings Corp.	6,642	332,963
#*	Adient PLC	30,499	1,126,633
#	ADT, Inc.	59,463	398,402
*	Adtalem Global Education, Inc.	23,079	936,315
*	American Axle & Manufacturing Holdings, Inc.	58,417	417,682
#	American Eagle Outfitters, Inc.	72,825	975,127
*	American Outdoor Brands, Inc.	6,121	54,722
*	American Public Education, Inc.	10,026	57,148
#*	America’s Car-Mart, Inc.	3,418	274,773
	Ark Restaurants Corp.	411	7,184
#*	Asbury Automotive Group, Inc.	4,617	893,205
#*	Aterian, Inc.	5,055	4,000
	Autoliv, Inc.	4,775	409,743
#*	AutoNation, Inc.	16,789	2,211,111
#*	Bally’s Corp.	1,772	30,478
*	Barnes & Noble Education, Inc.	19,903	31,049
	Bassett Furniture Industries, Inc.	5,100	73,185
*	Beazer Homes USA, Inc.	15,686	334,269
#	Big 5 Sporting Goods Corp.	7,076	55,759
#	Big Lots, Inc.	13,098	117,751
*	Biglari Holdings, Inc., Class A	30	25,937
*	Biglari Holdings, Inc., Class B	863	149,472
*	BJ’s Restaurants, Inc.	10,828	352,343
*	Boot Barn Holdings, Inc.	2,592	187,842
	BorgWarner, Inc.	70,277	3,382,432
	Build-A-Bear Workshop, Inc.	5,942	137,854
#	Caleres, Inc.	13,403	305,588
#*	Capri Holdings Ltd.	19,485	808,628
*	CarParts.com, Inc.	12,410	58,823
	Carriage Services, Inc.	3,031	87,020
*	Carrols Restaurant Group, Inc.	20,081	77,312
#	Cato Corp., Class A	9,508	78,441
*	Cavco Industries, Inc.	2,709	813,296
*	Century Casinos, Inc.	4,358	30,680
#	Century Communities, Inc.	13,543	911,986
#*	Chegg, Inc.	24,710	444,286
*	Chico’s FAS, Inc.	33,250	167,580
#*	Children’s Place, Inc.	3,960	117,374
#*	Chuy’s Holdings, Inc.	8,671	302,444
#*	Citi Trends, Inc.	3,912	67,521

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Clarus Corp.	4,620	$44,953
#*	Conn’s, Inc.	12,692	60,668
*	Container Store Group, Inc.	24,013	74,200
#*	Cooper-Standard Holdings, Inc.	8,775	118,024
	Crown Crafts, Inc.	1,600	8,832
	Culp, Inc.	4,293	23,440
	Dana, Inc.	56,109	829,852
*	Delta Apparel, Inc.	3,432	39,090
#	Designer Brands, Inc., Class A	28,202	230,974
*	Destination XL Group, Inc.	15,587	68,427
	Dick’s Sporting Goods, Inc.	231	33,497
#	Dillard’s, Inc., Class A	4,201	1,253,536
#*	Dorman Products, Inc.	5,892	507,655
*	Duluth Holdings, Inc., Class B	12,388	77,549
	El Pollo Loco Holdings, Inc.	18,381	171,311
	Escalade, Inc.	3,057	46,222
#	Ethan Allen Interiors, Inc.	12,381	345,801
*	Fiesta Restaurant Group, Inc.	12,275	98,568
*	First Watch Restaurant Group, Inc.	1,083	17,415
#	Flexsteel Industries, Inc.	2,476	42,934
#	Foot Locker, Inc.	35,299	1,482,205
*	Fossil Group, Inc.	27,224	91,473
*	Full House Resorts, Inc.	657	4,625
#*	Funko, Inc., Class A	2,497	24,620
	Gap, Inc.	86,897	834,211
*	Genesco, Inc.	6,619	229,415
*	Gentherm, Inc.	232	13,839
*	G-III Apparel Group Ltd.	21,169	332,353
*	Goodyear Tire & Rubber Co.	100,581	1,073,199
#*	GoPro, Inc., Class A	54,312	232,455
	Graham Holdings Co., Class B	1,508	867,960
#*	Green Brick Partners, Inc.	11,839	441,240
#	Group 1 Automotive, Inc.	6,044	1,356,757
#*	GrowGeneration Corp.	15,654	53,537
#	Guess?, Inc.	16,277	306,821
	Hamilton Beach Brands Holding Co., Class A	1,500	15,015
	Harley-Davidson, Inc.	10,453	387,806
#	Haverty Furniture Cos., Inc.	7,037	212,095
#*	Helen of Troy Ltd.	8,103	813,055
#	Hibbett, Inc.	6,023	327,230
	Hooker Furnishings Corp.	6,091	96,299
*	Hovnanian Enterprises, Inc., Class A	1,025	75,614
*	iRobot Corp.	3,847	151,303
*	JAKKS Pacific, Inc.	704	15,770
	Johnson Outdoors, Inc., Class A	4,490	260,420
	KB Home	26,839	1,176,085
#»	Kohl’s Corp.	38,342	844,674
	Lakeland Industries, Inc.	3,668	44,199
#*	Lands’ End, Inc.	17,827	127,820
	Laureate Education, Inc.	42,599	527,802
	La-Z-Boy, Inc.	18,744	538,515
#*	Lazydays Holdings, Inc.	4,239	50,232
#	LCI Industries	6,814	769,709
	Lear Corp.	7,513	959,110
*	Legacy Housing Corp.	6,004	129,686
	Leggett & Platt, Inc.	4,793	154,862
#*	LGI Homes, Inc.	8,812	1,046,866
#*	Life Time Group Holdings, Inc.	11,618	241,538
#	Lifetime Brands, Inc.	10,226	50,107

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Lincoln Educational Services Corp.	11,266	$65,681
#	Lithia Motors, Inc.	6,322	1,396,467
#*	LL Flooring Holdings, Inc.	15,552	51,166
#*	Lovesac Co.	3,458	90,911
*	M/I Homes, Inc.	5,985	404,825
	Macy’s, Inc.	92,027	1,503,721
*	Malibu Boats, Inc., Class A	5,275	299,356
#*	MarineMax, Inc.	10,455	304,450
	Marriott Vacations Worldwide Corp.	2,980	400,989
	MDC Holdings, Inc.	28,614	1,172,316
	Meritage Homes Corp.	9,691	1,240,933
*	Modine Manufacturing Co.	26,018	544,036
*	Mohawk Industries, Inc.	23,257	2,462,916
	Monarch Casino & Resort, Inc.	777	53,893
	Monro, Inc.	8,921	436,058
*	Motorcar Parts of America, Inc.	9,753	47,497
	Movado Group, Inc.	7,598	194,661
*	National Vision Holdings, Inc.	1,635	34,400
#*	Nautilus, Inc.	5,316	7,070
	Newell Brands, Inc.	35,094	426,392
*	ODP Corp.	17,666	763,348
#*	Ollie’s Bargain Outlet Holdings, Inc.	5,320	347,130
*	OneSpaWorld Holdings Ltd.	12,059	144,708
#*	OneWater Marine, Inc., Class A	431	11,378
#	Oxford Industries, Inc.	3,133	323,294
#	Patrick Industries, Inc.	8,080	554,530
#*	Penn Entertainment, Inc.	4,409	131,344
#	Penske Automotive Group, Inc.	18,053	2,501,785
*	Perdoceo Education Corp.	33,930	440,411
*	Petco Health & Wellness Co., Inc.	11,214	111,691
#	PetMed Express, Inc.	4,296	66,030
*	Playa Hotels & Resorts NV	53,362	496,800
	PulteGroup, Inc.	56,956	3,824,595
	PVH Corp.	22,634	1,942,224
#	RCI Hospitality Holdings, Inc	2,105	157,665
	Rocky Brands, Inc.	3,792	110,802
#	Shoe Carnival, Inc.	14,057	326,825
#	Signet Jewelers Ltd.	17,468	1,285,295
*	Skechers USA, Inc., Class A	5,673	301,747
*	Skyline Champion Corp.	828	61,413
#	Smith & Wesson Brands, Inc.	23,502	282,494
*	Solo Brands, Inc., Class A	10,254	81,929
	Sonic Automotive, Inc., Class A	11,603	516,566
#*	Sportsman’s Warehouse Holdings, Inc.	19,768	122,957
	Standard Motor Products, Inc.	10,327	371,875
	Steven Madden Ltd.	6,618	231,895
*	Stoneridge, Inc.	9,477	178,452
#	Strategic Education, Inc.	7,863	691,944
*	Strattec Security Corp.	1,214	23,552
*	Stride, Inc.	12,445	534,637
	Superior Group of Cos., Inc.	6,372	49,702
*	Taylor Morrison Home Corp.	47,063	2,027,945
#	Thor Industries, Inc.	14,894	1,176,924
#*	Tile Shop Holdings, Inc.	9,323	43,725
#*	Tilly’s, Inc., Class A	10,706	80,402
	Toll Brothers, Inc.	42,098	2,690,483
#*	Topgolf Callaway Brands Corp.	28,646	635,082
*	Traeger, Inc.	10,933	33,236
*	TravelCenters of America, Inc.	3,204	275,961

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Tri Pointe Homes, Inc.	51,568	$1,478,970
*	Under Armour, Inc., Class A	8,768	77,772
*	Under Armour, Inc., Class C	7,162	57,582
#*	Unifi, Inc.	9,361	82,190
*	Universal Electronics, Inc.	7,047	70,822
*	Universal Technical Institute, Inc.	17,449	123,190
#	Upbound Group, Inc.	15,210	405,499
#*	Urban Outfitters, Inc.	36,902	998,568
*	Vera Bradley, Inc.	15,150	79,386
#*	Vista Outdoor, Inc.	21,381	515,282
*	VOXX International Corp.	10,845	138,491
#	Weyco Group, Inc.	4,829	131,059
#	Winnebago Industries, Inc.	12,133	705,413
*††	Zagg, Inc.	14,243	0
*	Zumiez, Inc.	9,329	163,118

TOTAL CONSUMER DISCRETIONARY			80,539,177

CONSUMER STAPLES — (4.0%)
#	Alico, Inc.	4,231	99,682
	Andersons, Inc.	16,542	739,427
	B&G Foods, Inc.	4,873	78,163
*	BellRing Brands, Inc.	21,842	786,094
#	Calavo Growers, Inc.	3,701	118,284
	Cal-Maine Foods, Inc.	13,354	634,315
#*	Central Garden & Pet Co.	4,327	159,407
#*	Central Garden & Pet Co., Class A	14,780	522,177
*	Duckhorn Portfolio, Inc.	15,557	234,911
	Edgewell Personal Care Co.	18,305	799,379
#*	Farmer Bros Co.	6,541	18,642
	Fresh Del Monte Produce, Inc.	22,918	657,976
#*	Grocery Outlet Holding Corp.	23,977	714,035
*	Hain Celestial Group, Inc.	21,412	383,917
#*	Honest Co., Inc.	29,313	48,660
*	Hostess Brands, Inc.	51,724	1,332,410
	Ingles Markets, Inc., Class A	6,133	564,481
	Ingredion, Inc.	12,211	1,296,442
	J & J Snack Foods Corp.	238	36,462
	Lifevantage Corp.	3,000	9,900
	Limoneira Co.	8,439	141,016
#	MGP Ingredients, Inc.	3,785	373,504
*	Mission Produce, Inc.	2,219	25,274
	Molson Coors Beverage Co., Class B	37,568	2,234,545
*	Natural Alternatives International, Inc.	1,808	16,109
	Natural Grocers by Vitamin Cottage, Inc.	9,245	99,754
#*	Nature’s Sunshine Products, Inc.	7,774	85,203
#	Nu Skin Enterprises, Inc., Class A	11,695	461,485
#	Oil-Dri Corp. of America	2,382	100,949
*	Performance Food Group Co.	3,147	197,285
*	Pilgrim’s Pride Corp.	13,776	314,231
*	Post Holdings, Inc.	17,549	1,588,009
	PriceSmart, Inc.	7,663	564,610
	Seaboard Corp.	190	748,803
*	Seneca Foods Corp., Class A	2,914	138,706
*	Simply Good Foods Co.	17,580	639,385
	SpartanNash Co.	17,893	438,736
	Spectrum Brands Holdings, Inc.	13,791	917,101
#*	Sprouts Farmers Market, Inc.	13,253	459,349
	Tootsie Roll Industries, Inc.	2,009	82,128
*	TreeHouse Foods, Inc.	22,596	1,203,237

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	U.S. Foods Holding Corp.	30,989	$1,189,978
*	United Natural Foods, Inc.	24,213	660,288
	Universal Corp.	10,336	567,343
*	USANA Health Sciences, Inc.	2,967	196,920
	Village Super Market, Inc., Class A	5,138	112,471
#	Weis Markets, Inc.	9,807	808,979
#*	Whole Earth Brands, Inc.	18,679	44,830
*	Willamette Valley Vineyards, Inc.	206	1,250

TOTAL CONSUMER STAPLES			23,646,242

ENERGY — (7.4%)
	Adams Resources & Energy, Inc.	489	18,631
	Antero Midstream Corp.	42,386	456,073
#*	Antero Resources Corp.	64,628	1,485,798
	Arch Resources, Inc.	5,345	653,426
	Archrock, Inc.	78,720	810,029
	Ardmore Shipping Corp.	17,069	250,744
#	Berry Corp.	32,889	251,272
*	Bristow Group, Inc.	9,245	206,811
	California Resources Corp.	21,078	853,659
#*	Callon Petroleum Co.	22,587	748,533
#	ChampionX Corp.	4,219	114,251
#	Chesapeake Energy Corp.	956	79,042
	Chord Energy Corp.	2,238	318,535
#	Civitas Resources, Inc.	1,511	104,335
#*	Clean Energy Fuels Corp.	83,257	355,507
#*	CNX Resources Corp.	76,891	1,194,117
#	Comstock Resources, Inc.	30,825	354,488
#	CONSOL Energy, Inc.	11,783	699,203
	Delek U.S. Holdings, Inc.	25,103	545,990
*	Denbury, Inc.	268	25,026
	DHT Holdings, Inc.	80,340	762,427
*	DMC Global, Inc.	2,345	44,414
	Dorian LPG Ltd.	17,136	380,762
#*	Dril-Quip, Inc.	16,738	456,613
*	DT Midstream, Inc.	4,595	226,396
	EnLink Midstream LLC	5,705	55,966
#	Epsilon Energy Ltd.	6,821	36,561
	EQT Corp.	5,970	207,995
	Equitrans Midstream Corp.	62,736	323,090
	Evolution Petroleum Corp.	9,410	62,012
*	Expro Group Holdings NV	7,431	147,803
*	Forum Energy Technologies, Inc.	3,252	72,064
*	Geospace Technologies Corp.	4,922	35,537
#*	Green Plains, Inc.	14,161	483,881
*	Gulf Island Fabrication, Inc.	6,655	23,159
#*	Gulfport Energy Corp.	890	80,509
*	Hallador Energy Co.	13,940	112,078
*	Helix Energy Solutions Group, Inc.	74,063	536,957
	Helmerich & Payne, Inc.	32,814	1,088,112
	HF Sinclair Corp.	50,712	2,236,906
*	Independence Contract Drilling, Inc.	257	786
	International Seaways, Inc.	18,014	717,317
	Liberty Energy, Inc.	59,943	767,870
*	Mammoth Energy Services, Inc.	6,345	23,413
	Matador Resources Co.	37,489	1,838,086
	Murphy Oil Corp.	60,093	2,206,014
#*	Nabors Industries Ltd.	1,468	146,418
	NACCO Industries, Inc., Class A	3,182	114,934

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#*	National Energy Services Reunited Corp.	35,732	$108,983
*	Natural Gas Services Group, Inc.	5,881	60,574
*	Newpark Resources, Inc.	48,405	193,620
#*	NexTier Oilfield Solutions, Inc.	59,187	478,231
#*	Noble Corp. PLC	3,853	148,148
#	Nordic American Tankers Ltd.	79,026	278,962
	NOV, Inc.	26,818	449,201
*	Oceaneering International, Inc.	36,080	639,698
#*	Oil States International, Inc.	30,831	217,050
*	Overseas Shipholding Group, Inc., Class A	37,917	145,601
	Ovintiv, Inc.	4,326	156,082
*	Par Pacific Holdings, Inc.	11,843	277,481
	Patterson-UTI Energy, Inc.	74,833	837,381
	PBF Energy, Inc., Class A	35,609	1,241,330
	PDC Energy, Inc.	34,743	2,260,032
#*	Peabody Energy Corp.	42,184	1,013,260
	Permian Resources Corp.	57,622	602,150
#	PHX Minerals, Inc.	15,007	40,669
*	PrimeEnergy Resources Corp.	646	55,805
*	ProPetro Holding Corp.	39,858	276,615
	Range Resources Corp.	35,674	943,577
*	REX American Resources Corp.	7,537	213,222
	Riley Exploration Permian, Inc.	454	19,073
#	RPC, Inc.	60,204	444,908
#*	SandRidge Energy, Inc.	13,033	184,678
	Scorpio Tankers, Inc.	20,863	1,090,092
*	SEACOR Marine Holdings, Inc.	10,107	84,292
	Select Energy Services, Inc., Class A	39,384	292,623
	SFL Corp. Ltd.	55,132	501,150
	Sitio Royalties Corp., Class A	1,767	44,864
	SM Energy Co.	36,523	1,025,566
#*	Smart Sand, Inc.	3,473	5,974
	Solaris Oilfield Infrastructure, Inc., Class A	10,686	82,068
*	Southwestern Energy Co.	27,157	140,945
#*	Talos Energy, Inc.	29,691	404,688
*	TechnipFMC PLC	122,516	1,677,244
*	Teekay Corp.	31,646	178,800
*	Teekay Tankers Ltd., Class A	15,250	617,472
*	Tidewater, Inc.	16,479	742,049
#*	Transocean Ltd.	261,406	1,542,295
#*	U.S. Silica Holdings, Inc.	35,730	466,276
#	VAALCO Energy, Inc.	7,764	33,230
#*	Vital Energy, Inc.	3,994	185,841
	Vitesse Energy, Inc.	6,443	118,551
	World Fuel Services Corp.	27,774	656,577

TOTAL ENERGY			43,890,478

FINANCIALS — (21.7%)
	1st Source Corp.	8,401	350,154
#*	Acacia Research Corp.	20,620	79,387
#	ACNB Corp.	2,258	68,485
	Alerus Financial Corp.	4,509	64,885
	Ally Financial, Inc.	26,681	703,845
	Amalgamated Financial Corp.	9,416	153,292
	A-Mark Precious Metals, Inc.	9,595	343,501
*	Ambac Financial Group, Inc.	22,313	355,892
	Amerant Bancorp, Inc.	11,899	221,321
	American Equity Investment Life Holding Co.	41,299	1,591,663
	American National Bankshares, Inc.	5,388	155,659

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Ameris Bancorp	28,997	$971,400
	AmeriServ Financial, Inc.	6,300	18,333
	Ames National Corp.	3,570	68,758
#	Argo Group International Holdings Ltd.	11,297	332,245
	Arrow Financial Corp.	8,797	189,927
*	AssetMark Financial Holdings, Inc.	14,496	444,737
	Associated Banc-Corp.	63,072	1,124,574
	Associated Capital Group, Inc., Class A	738	27,550
	Assured Guaranty Ltd.	28,997	1,562,068
#	Atlantic Union Bankshares Corp.	28,980	829,408
#*	Atlanticus Holdings Corp.	4,170	121,597
	Auburn National BanCorp, Inc.	44	970
*	Avantax, Inc.	10,893	276,355
	Axis Capital Holdings Ltd.	26,758	1,512,897
*	Axos Financial, Inc.	22,189	902,427
	Banc of California, Inc.	26,827	304,486
	BancFirst Corp.	130	10,386
*	Bancorp, Inc.	9,833	313,771
	Bank of Marin Bancorp	8,173	144,090
	Bank of NT Butterfield & Son Ltd.	7,335	188,730
	Bank OZK	42,165	1,506,134
	BankFinancial Corp.	6,411	53,051
#	BankUnited, Inc.	27,715	624,973
	Bankwell Financial Group, Inc.	2,846	66,198
	Banner Corp.	12,874	642,670
	Bar Harbor Bankshares	7,076	175,485
#	BayCom Corp.	6,236	104,016
	BCB Bancorp, Inc.	8,990	106,082
	Berkshire Hills Bancorp, Inc.	22,664	482,063
#*	Blue Foundry Bancorp	9,169	88,206
	Blue Ridge Bankshares, Inc.	2,036	19,688
#*	BM Technologies, Inc.	2,712	8,136
	BOK Financial Corp.	12,708	1,065,820
	Bread Financial Holdings, Inc.	19,436	536,434
*	Bridgewater Bancshares, Inc.	8,639	85,958
*	Brighthouse Financial, Inc.	25,341	1,120,072
	Brookline Bancorp, Inc.	41,172	392,776
	Business First Bancshares, Inc.	8,569	132,134
#	Byline Bancorp, Inc.	15,732	304,414
	C&F Financial Corp.	703	37,435
#	Cadence Bank	43,505	879,671
*	California BanCorp	616	10,879
#	Cambridge Bancorp	1,468	75,822
#	Camden National Corp.	7,436	237,580
*	Cannae Holdings, Inc.	23,866	435,316
	Capital Bancorp, Inc.	2,951	49,724
	Capital City Bank Group, Inc.	7,630	232,410
#	Capitol Federal Financial, Inc.	62,833	389,565
#	Capstar Financial Holdings, Inc.	11,032	147,608
#*	Carter Bankshares, Inc.	7,589	97,519
	Cass Information Systems, Inc.	3,100	113,398
	Cathay General Bancorp	26,656	849,527
	Central Pacific Financial Corp.	9,243	146,779
	Central Valley Community Bancorp	5,434	79,336
	Chemung Financial Corp.	1,262	50,669
#	Citizens & Northern Corp.	5,477	104,611
	Citizens Community Bancorp, Inc.	2,054	20,704
	Civista Bancshares, Inc.	7,147	113,423
	CNA Financial Corp.	1,908	74,240

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	CNB Financial Corp.	9,580	$179,721
	CNO Financial Group, Inc.	28,026	628,903
#*	Coastal Financial Corp.	976	35,380
	Codorus Valley Bancorp, Inc.	2,077	40,834
	Colony Bankcorp, Inc.	7,665	75,730
	Columbia Banking System, Inc.	48,798	1,042,325
#*	Columbia Financial, Inc.	10,727	179,999
	Comerica, Inc.	10,715	464,710
	Community Bank System, Inc.	12,304	614,708
	Community Financial Corp.	360	10,980
	Community Trust Bancorp, Inc.	9,389	338,098
	ConnectOne Bancorp, Inc.	18,473	291,504
*	Consumer Portfolio Services, Inc.	9,697	100,946
#*	CrossFirst Bankshares, Inc.	19,184	192,416
*	Customers Bancorp, Inc.	16,446	359,181
	CVB Financial Corp.	24,423	365,612
	Dime Community Bancshares, Inc.	16,451	338,891
#	Donegal Group, Inc., Class A	12,902	181,660
	Donegal Group, Inc., Class B	592	8,643
	Eagle Bancorp Montana, Inc.	600	8,412
	Eagle Bancorp, Inc.	13,263	332,901
	Eastern Bankshares, Inc.	35,471	413,237
#*	eHealth, Inc.	1,239	7,434
	Employers Holdings, Inc.	12,740	504,377
	Enact Holdings, Inc.	460	11,104
#*	Encore Capital Group, Inc.	11,918	612,347
*	Enova International, Inc.	15,341	673,777
*	Enstar Group Ltd.	5,609	1,349,525
	Enterprise Bancorp, Inc.	2,205	63,592
	Enterprise Financial Services Corp.	12,542	536,296
#	Equity Bancshares, Inc., Class A	8,360	196,878
#	Esquire Financial Holdings, Inc.	387	14,961
	ESSA Bancorp, Inc.	1,308	21,046
	Essent Group Ltd.	10,895	462,711
	Evans Bancorp, Inc.	1,804	55,653
	Everest Re Group Ltd.	3,759	1,420,902
#*	EZCORP, Inc., Class A	26,696	229,853
#	F&G Annuities & Life, Inc.	697	12,776
#	Farmers & Merchants Bancorp, Inc.	600	13,680
	Farmers National Banc Corp.	13,132	153,513
	FB Financial Corp.	15,963	469,791
	Federal Agricultural Mortgage Corp., Class C	2,261	301,369
	Fidelity National Financial, Inc.	10,257	364,021
	Financial Institutions, Inc.	8,034	140,434
	First American Financial Corp.	21,176	1,219,949
#	First Bancorp	11,934	367,329
	First BanCorp	62,274	731,720
	First Bancorp, Inc.	3,840	94,848
#	First Bancshares, Inc.	8,157	204,741
	First Bank	4,893	47,511
	First Busey Corp.	20,208	367,381
	First Business Financial Services, Inc.	3,548	101,792
#	First Citizens BancShares, Inc., Class A	1,076	1,083,726
	First Commonwealth Financial Corp.	36,082	450,303
	First Community Bankshares, Inc.	8,793	205,844
	First Financial Bancorp	32,675	676,373
	First Financial Corp.	2,966	102,475
	First Financial Northwest, Inc.	2,949	35,830
	First Foundation, Inc.	23,677	148,928

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Hawaiian, Inc.	43,460	$830,521
	First Horizon Corp.	138,417	2,429,218
	First Internet Bancorp	4,583	67,416
#	First Interstate BancSystem, Inc., Class A	32,910	842,167
	First Merchants Corp.	20,664	602,976
#	First Mid Bancshares, Inc.	7,039	185,548
	First Northwest Bancorp	2,324	28,678
	First of Long Island Corp.	12,576	147,139
*	First Western Financial, Inc.	2,882	51,184
	Flushing Financial Corp.	15,758	189,569
	FNB Corp.	113,619	1,304,346
	FS Bancorp, Inc.	3,295	98,553
	Fulton Financial Corp.	66,682	795,516
#*	FVCBankcorp, Inc.	2,378	22,853
*	Genworth Financial, Inc., Class A	171,364	995,625
	German American Bancorp, Inc.	3,109	90,379
#*	GoHealth, Inc., Class A	897	7,804
#	Great Southern Bancorp, Inc.	6,383	324,767
*	Green Dot Corp., Class A	18,739	322,123
	Greenhill & Co., Inc.	2,364	16,784
*	Greenlight Capital Re Ltd., Class A	14,270	139,561
#	Guaranty Bancshares, Inc.	3,726	89,834
*	Hallmark Financial Services, Inc.	506	2,844
	Hancock Whitney Corp.	29,719	1,085,338
	Hanmi Financial Corp.	13,939	225,254
	HarborOne Bancorp, Inc.	24,706	265,590
	Heartland Financial USA, Inc.	14,610	475,702
	Heritage Commerce Corp.	32,102	272,867
	Heritage Financial Corp.	17,265	304,037
	Heritage Insurance Holdings, Inc.	11,019	35,591
	Hilltop Holdings, Inc.	21,057	653,188
#	Hingham Institution For Savings	500	97,280
	HMN Financial, Inc.	750	13,590
	Home Bancorp, Inc.	3,022	94,679
#	Home BancShares, Inc.	12,836	279,440
	HomeStreet, Inc.	8,369	81,681
	HomeTrust Bancshares, Inc.	4,946	103,223
	Hope Bancorp, Inc.	56,283	512,175
	Horace Mann Educators Corp.	14,838	464,133
	Horizon Bancorp, Inc.	21,774	229,280
	Independent Bank Corp.	11,250	630,000
	Independent Bank Corp.	9,281	165,387
	Independent Bank Group, Inc.	19,442	707,300
	International Bancshares Corp.	19,991	853,016
	Invesco Ltd.	112,454	1,926,337
	Investar Holding Corp.	701	9,407
	Investors Title Co.	599	89,119
#	Jackson Financial, Inc., Class A	26,569	956,750
	James River Group Holdings Ltd.	15,764	306,925
	Janus Henderson Group PLC	43,513	1,129,162
	Jefferies Financial Group, Inc.	53,150	1,702,394
	Kearny Financial Corp.	35,145	273,780
	Kemper Corp.	22,977	1,117,831
	Kentucky First Federal Bancorp	120	732
	Kingstone Cos., Inc.	2,182	2,815
	Lakeland Bancorp, Inc.	25,471	365,254
	Landmark Bancorp, Inc.	259	5,245
#	LCNB Corp.	3,243	49,618
*	LendingClub Corp.	30,457	218,681

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Limestone Bancorp, Inc.	387	$9,064
#	Live Oak Bancshares, Inc.	3,750	88,350
	Luther Burbank Corp.	13,965	126,244
	Macatawa Bank Corp.	16,642	155,603
*	Maiden Holdings Ltd.	19,322	42,508
	MainStreet Bancshares, Inc.	762	16,375
*	Malvern Bancorp, Inc.	496	7,222
*	MBIA, Inc.	12,114	121,867
	Mercantile Bank Corp.	7,428	208,430
	Merchants Bancorp	6,991	162,191
	Mercury General Corp.	19,864	604,064
	Meridian Corp.	1,485	13,885
#	Metrocity Bankshares, Inc.	2,270	37,115
#*	Metropolitan Bank Holding Corp.	5,298	170,013
	MGIC Investment Corp.	52,592	782,043
	Mid Penn Bancorp, Inc.	5,485	124,071
	Midland States Bancorp, Inc.	11,082	221,640
	MidWestOne Financial Group, Inc.	6,060	125,442
*	Mr Cooper Group, Inc.	17,011	787,609
	MVB Financial Corp.	1,667	30,423
	National Bank Holdings Corp., Class A	11,708	372,314
	National Bankshares, Inc.	1,210	36,554
#	National Western Life Group, Inc., Class A	1,638	417,657
	Navient Corp.	66,562	1,100,935
	NBT Bancorp, Inc.	14,861	479,119
	Nelnet, Inc., Class A	12,534	1,207,024
#	New York Community Bancorp, Inc.	224,952	2,404,737
*	NI Holdings, Inc.	966	13,031
#*	Nicholas Financial, Inc.	1,554	7,646
#*	Nicolet Bankshares, Inc.	4,982	285,518
*	NMI Holdings, Inc., Class A	29,061	680,027
	Northeast Bank	3,766	138,777
#	Northfield Bancorp, Inc.	24,687	257,239
	Northrim BanCorp, Inc.	2,573	88,897
#	Northwest Bancshares, Inc.	46,646	545,292
	Norwood Financial Corp.	866	23,278
#	Oak Valley Bancorp	1,115	28,756
	OceanFirst Financial Corp	26,546	424,736
#*	Ocwen Financial Corp.	3,882	111,802
	OFG Bancorp	21,588	552,005
	Ohio Valley Banc Corp.	197	4,531
	Old National Bancorp	74,089	993,533
	Old Republic International Corp.	68,471	1,730,262
#	Old Second Bancorp, Inc.	11,322	139,147
	OneMain Holdings, Inc.	1,300	49,881
	OP Bancorp	3,042	27,652
#*	Oportun Financial Corp.	9,267	37,717
#	Oppenheimer Holdings, Inc., Class A	5,326	199,139
#	Origin Bancorp, Inc.	7,867	231,526
	Orrstown Financial Services, Inc.	5,055	96,904
*	Oscar Health, Inc., Class A	30,511	205,339
	Pacific Premier Bancorp, Inc.	34,559	768,592
#	PacWest Bancorp	40,599	412,080
#	Park National Corp.	2,072	224,439
	Parke Bancorp, Inc.	3,663	62,967
	Pathward Financial, Inc.	7,247	322,709
#*	Patriot National Bancorp, Inc.	60	505
#*	Paysafe Ltd.	7,661	110,012
	PCB Bancorp	4,813	66,516

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Peapack-Gladstone Financial Corp.	8,937	$237,367
	Penns Woods Bancorp, Inc.	1,099	25,596
#	PennyMac Financial Services, Inc.	17,734	1,108,198
#	Peoples Bancorp of North Carolina, Inc.	700	19,656
#	Peoples Bancorp, Inc.	14,246	371,251
#	Peoples Financial Services Corp.	300	12,105
#	Pinnacle Financial Partners, Inc.	12,053	653,634
#*	Ponce Financial Group, Inc.	8,487	63,398
	Popular, Inc.	24,047	1,443,060
*	PRA Group, Inc.	17,408	631,388
	Preferred Bank	3,942	189,531
	Premier Financial Corp.	17,150	284,862
	Primis Financial Corp.	13,753	121,714
	ProAssurance Corp.	14,768	265,233
*	PROG Holdings, Inc.	8,451	255,474
	Prosperity Bancshares, Inc.	23,273	1,457,355
	Provident Financial Holdings, Inc.	3,183	43,416
	Provident Financial Services, Inc.	27,646	483,252
	QCR Holdings, Inc.	8,225	340,515
	Radian Group, Inc.	26,033	631,821
	RBB Bancorp	7,237	90,028
	Regional Management Corp.	4,935	132,061
	Reinsurance Group of America, Inc.	3,294	468,802
	RenaissanceRe Holdings Ltd.	356	76,686
	Renasant Corp.	23,761	668,159
#*	Repay Holdings Corp.	14,097	88,388
	Republic Bancorp, Inc., Class A	6,976	274,157
#*	Republic First Bancorp, Inc.	29,225	35,947
	Riverview Bancorp, Inc.	6,235	31,954
	S&T Bancorp, Inc.	17,467	480,867
	Safety Insurance Group, Inc.	3,553	259,689
	Sandy Spring Bancorp, Inc.	15,977	359,163
#	Seacoast Banking Corp. of Florida	7,822	173,570
#*	Selectquote, Inc.	6,942	7,359
	Shore Bancshares, Inc.	9,356	124,248
	Sierra Bancorp	7,598	124,531
	Simmons First National Corp., Class A	44,876	749,878
*	SiriusPoint Ltd.	81,495	708,192
	SLM Corp.	7,362	110,577
	SmartFinancial, Inc.	5,993	129,089
	South Plains Financial, Inc.	3,653	74,996
*	Southern First Bancshares, Inc.	3,517	96,999
#	Southern Missouri Bancorp, Inc.	2,374	86,129
	Southern States Bancshares, Inc.	883	19,973
	Southside Bancshares, Inc.	5,354	169,882
#	SouthState Corp.	20,955	1,445,476
	Stellar Bancorp, Inc.	21,101	484,057
#*	Sterling Bancorp, Inc.	2,736	14,829
#	Stewart Information Services Corp.	9,563	398,299
	Stifel Financial Corp.	8,915	534,633
*	StoneX Group, Inc.	5,983	586,753
	Summit Financial Group, Inc.	3,359	65,265
	Synovus Financial Corp.	20,770	639,716
	Territorial Bancorp, Inc.	4,375	73,281
*	Texas Capital Bancshares, Inc.	17,105	859,526
*	Third Coast Bancshares, Inc.	1,868	26,040
	Timberland Bancorp, Inc.	3,597	92,623
	Tiptree, Inc.	18,356	252,762
#	Tompkins Financial Corp.	2,012	117,943

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Towne Bank	27,083	$641,596
	TriCo Bancshares	10,861	388,932
#	Trinity Capital, Inc.	2,554	31,057
*	Triumph Financial, Inc.	5,435	282,403
	TrustCo Bank Corp. NY	9,640	287,658
	Trustmark Corp.	23,360	558,070
	UMB Financial Corp.	6,439	409,585
*	Unico American Corp.	1,400	1,442
	United Bancshares, Inc.	406	8,120
	United Bankshares, Inc.	37,036	1,227,003
#	United Community Banks, Inc.	37,967	945,378
	United Fire Group, Inc.	12,671	340,850
#	United Insurance Holdings Corp.	1,382	5,708
	United Security Bancshares	4,425	26,639
	Unity Bancorp, Inc.	3,541	81,974
	Universal Insurance Holdings, Inc.	16,523	254,785
	Univest Financial Corp.	14,672	295,201
	Unum Group	53,709	2,266,520
#	Valley National Bancorp	123,879	1,161,985
	Veritex Holdings, Inc.	17,844	307,095
	Victory Capital Holdings, Inc., Class A	8,739	266,889
	Virginia National Bankshares Corp.	967	31,650
	Virtus Investment Partners, Inc.	1,468	267,484
#	Voya Financial, Inc.	26,070	1,993,834
	Walker & Dunlop, Inc.	8,087	544,336
#	Washington Federal, Inc.	31,158	873,670
	Washington Trust Bancorp, Inc.	6,952	195,421
	Waterstone Financial, Inc.	11,818	163,679
	Webster Financial Corp.	35,805	1,335,526
	WesBanco, Inc.	21,514	572,703
#	West BanCorp, Inc.	6,230	107,343
	Westamerica BanCorp	3,243	131,374
	Western New England Bancorp, Inc.	12,440	84,219
	Westwood Holdings Group, Inc.	1,679	20,601
	White Mountains Insurance Group Ltd.	614	879,334
	Wintrust Financial Corp.	15,736	1,075,870
#*	World Acceptance Corp.	1,049	105,844
	WSFS Financial Corp.	24,671	867,679
	Zions Bancorp NA	29,536	822,873

TOTAL FINANCIALS			128,367,743

HEALTH CARE — (6.0%)
*	23andMe Holding Co., Class A	11,495	22,645
#*	Aadi Bioscience, Inc.	4,944	38,365
*	Acadia Healthcare Co., Inc.	18,066	1,305,991
*	Accolade, Inc.	7,324	99,094
#††	Achillion Pharmaceuticals, Inc.	70,786	19,112
*	Acumen Pharmaceuticals, Inc.	3,700	14,282
#*	AdaptHealth Corp.	13,223	157,089
*	Addus HomeCare Corp.	8,154	666,508
#*	Adicet Bio, Inc.	5,272	30,788
#*	Agiliti, Inc.	19,486	325,806
#*	Agios Pharmaceuticals, Inc.	26,261	600,589
#*	Aldeyra Therapeutics, Inc.	2,324	22,148
*	Allakos, Inc.	6,095	25,904
#*	Allogene Therapeutics, Inc.	16,836	91,419
#*	ALX Oncology Holdings, Inc.	3,098	18,402
*»	Amedisys, Inc.	8,438	677,571
*	American Shared Hospital Services	400	1,112

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	American Well Corp., Class A	46,214	$101,209
#*	Amneal Pharmaceuticals, Inc.	10,904	21,045
#*	Amphastar Pharmaceuticals, Inc.	12,990	464,652
#*	AnaptysBio, Inc.	8,415	175,200
*	AngioDynamics, Inc.	20,441	170,069
*	ANI Pharmaceuticals, Inc.	6,466	243,898
*	Anika Therapeutics, Inc.	8,087	207,512
*	Arcus Biosciences, Inc.	6,884	122,879
#*	Artivion, Inc.	19,525	270,812
#*	Athira Pharma, Inc.	9,487	26,469
*	aTyr Pharma, Inc.	18,213	35,515
*	Avanos Medical, Inc.	23,522	694,840
#*	Avidity Biosciences, Inc.	5,783	71,709
*	Avita Medical, Inc.	4,601	71,408
#*	Biomea Fusion, Inc.	2,071	61,032
#*	Bioventus, Inc., Class A	3,738	3,775
#*	Brookdale Senior Living, Inc.	94,058	403,509
#*	C4 Therapeutics, Inc.	10,572	31,927
*	Caribou Biosciences, Inc.	3,442	14,801
#*	Castle Biosciences, Inc.	6,460	146,190
*	Century Therapeutics, Inc.	3,631	11,365
#*	Certara, Inc.	12,006	290,185
#*	Collegium Pharmaceutical, Inc.	4,355	101,341
*	Community Health Systems, Inc.	7,977	50,574
*	Computer Programs & Systems, Inc.	4,472	115,735
*	Cross Country Healthcare, Inc.	9,902	217,646
#*	Cullinan Oncology, Inc.	7,296	70,990
*	Cumberland Pharmaceuticals, Inc.	4,400	7,524
#*††	Curative Health Services, Inc.	1,058	0
	DENTSPLY SIRONA, Inc.	24,480	1,026,446
#*	Dynavax Technologies Corp.	29,893	311,186
*	Eagle Pharmaceuticals, Inc.	4,856	136,356
#*	Editas Medicine, Inc.	26,989	220,230
*	Elanco Animal Health, Inc.	102,211	967,938
*	Emergent BioSolutions, Inc.	17,892	157,986
*	Enhabit, Inc.	11,884	145,579
*	Enovis Corp.	19,255	1,121,604
*	Envista Holdings Corp.	47,455	1,826,543
*	Erasca, Inc.	2,587	7,140
*	FONAR Corp.	2,833	44,691
#*	Fulcrum Therapeutics, Inc.	13,809	34,523
#*	Fulgent Genetics, Inc.	10,290	304,275
#*	Generation Bio Co.	11,971	58,897
#*	GoodRx Holdings, Inc., Class A	6,233	29,108
#*	Gritstone bio, Inc.	8,537	20,318
#*	Harvard Bioscience, Inc.	11,180	63,950
*	Health Catalyst, Inc.	7,999	100,787
	HealthStream, Inc.	13,268	326,924
*	Heska Corp.	995	116,574
#*	Homology Medicines, Inc.	10,033	9,531
#*	Icosavax, Inc.	3,185	17,549
*	Ideaya Biosciences, Inc.	7,343	134,083
#*	Immunovant, Inc.	7,017	113,254
#*	Innoviva, Inc.	35,604	417,635
*	Inogen, Inc.	11,934	158,842
*	Integer Holdings Corp.	12,962	1,067,421
#*	Ironwood Pharmaceuticals, Inc.	39,787	414,183
*	iTeos Therapeutics, Inc.	7,345	100,920
#*	Janux Therapeutics, Inc.	1,082	16,576

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Jounce Therapeutics, Inc.	6,092	$11,758
#*	KalVista Pharmaceuticals, Inc.	6,652	56,742
*	Kewaunee Scientific Corp.	637	9,905
*	Kinnate Biopharma, Inc.	1,216	3,076
*	Kodiak Sciences, Inc.	8,891	38,943
*	Kura Oncology, Inc.	11,089	108,007
#*	LENSAR, Inc.	3,093	8,846
#*	Ligand Pharmaceuticals, Inc.	2,173	165,909
*	LivaNova PLC	7,233	346,461
*	Merit Medical Systems, Inc.	2,278	185,179
#	Mesa Laboratories, Inc.	806	134,207
*	Monte Rosa Therapeutics, Inc.	3,543	16,085
*	Myriad Genetics, Inc.	30,131	641,489
	National HealthCare Corp.	7,977	461,948
*	Nektar Therapeutics	50,263	37,813
*	NeoGenomics, Inc.	10,653	155,747
*	Neuronetics, Inc.	4,929	11,287
*	NextCure, Inc.	5,954	8,991
*	NextGen Healthcare, Inc.	16,252	272,058
#*	NGM Biopharmaceuticals, Inc.	15,400	69,454
*	Nurix Therapeutics, Inc.	5,425	52,243
*	NuVasive, Inc.	11,964	514,931
*	Nuvation Bio, Inc.	3,875	6,239
*	Olema Pharmaceuticals, Inc.	24,144	115,650
*	OmniAb, Inc.	15,434	53,710
*»	OmniAb, Inc.	521	0
*»	OmniAb, Inc.	521	0
*	Omnicell, Inc.	933	56,698
#*	OPKO Health, Inc.	44,822	65,888
*	OraSure Technologies, Inc.	37,582	255,558
#*	Organogenesis Holdings, Inc.	11,517	23,610
	Organon & Co.	3,192	78,619
#*	ORIC Pharmaceuticals, Inc.	2,746	14,197
*	Orthofix Medical, Inc.	18,227	343,214
*	Owens & Minor, Inc.	15,076	234,281
*	Pacira BioSciences, Inc.	11,355	514,495
	Patterson Cos., Inc.	25,663	695,724
*††	PDL BioPharma, Inc.	35,325	56,964
*	Pediatrix Medical Group, Inc.	31,721	454,562
	Perrigo Co. PLC	41,710	1,551,195
#*	Personalis, Inc.	9,706	22,130
*	PetIQ, Inc.	7,800	91,962
	Phibro Animal Health Corp., Class A	4,300	66,908
#*	PMV Pharmaceuticals, Inc.	408	1,881
#*	Poseida Therapeutics, Inc.	8,182	21,600
	Premier, Inc., Class A	18,762	625,337
*	Prestige Consumer Healthcare, Inc.	15,201	935,318
#	ProPhase Labs, Inc.	2,170	16,275
*	Protagonist Therapeutics, Inc.	13,983	316,016
*	Quanterix Corp.	4,723	59,699
*	REGENXBIO, Inc.	14,724	285,057
*	Replimune Group, Inc.	927	15,509
*	Sage Therapeutics, Inc.	10,534	514,586
#*	Sana Biotechnology, Inc.	310	1,640
*	Seer, Inc.	10,650	35,571
#	Select Medical Holdings Corp.	11,777	359,199
#	Sera Prognostics, Inc., Class A	2,550	8,543
#*	SomaLogic, Inc.	5,269	14,753
#*	Stoke Therapeutics, Inc.	2,630	23,381

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Supernus Pharmaceuticals, Inc.	14,030	$517,146
*	Sutro Biopharma, Inc.	20,645	87,948
*	Syneos Health, Inc.	5,743	225,470
*	Synlogic, Inc.	5,278	2,797
*	Tactile Systems Technology, Inc.	619	11,284
*	Taro Pharmaceutical Industries Ltd.	10,043	253,084
*	Tarsus Pharmaceuticals, Inc.	1,849	27,587
#*	TCR2 Therapeutics, Inc.	3,341	5,897
#*	Teladoc Health, Inc.	9,762	258,986
#*	Terns Pharmaceuticals, Inc.	2,495	32,560
*	UFP Technologies, Inc.	2,556	352,319
	Universal Health Services, Inc., Class B	18,761	2,820,716
#	Utah Medical Products, Inc.	763	72,363
*	Vanda Pharmaceuticals, Inc.	28,944	177,716
#*	Varex Imaging Corp.	20,759	368,265
*	Veracyte, Inc.	24,342	551,103
*	Veradigm, Inc.	56,496	705,635
*	Vir Biotechnology, Inc.	686	17,253
#*	X4 Pharmaceuticals, Inc.	532	782
#*	Xencor, Inc.	5,312	140,449

TOTAL HEALTH CARE			35,668,093

INDUSTRIALS — (16.7%)
#*	3D Systems Corp.	28,953	265,210
*	AAR Corp.	13,656	720,764
	ABM Industries, Inc.	24,897	1,060,114
	ACCO Brands Corp.	45,652	209,086
	Acme United Corp.	700	18,340
#*	AerSale Corp.	8,002	129,472
	AGCO Corp.	14,964	1,854,638
	Air Lease Corp.	41,619	1,673,916
*	Air Transport Services Group, Inc.	33,108	672,424
	Alamo Group, Inc.	6,074	1,073,458
*	Alaska Air Group, Inc.	26,112	1,134,828
	Albany International Corp., Class A	3,158	288,041
*	Allegiant Travel Co.	6,978	725,084
	Allied Motion Technologies, Inc.	8,173	281,315
#	Alta Equipment Group, Inc.	9,625	136,098
#*	American Superconductor Corp.	13,115	53,116
*	American Woodmark Corp.	8,662	437,604
*	API Group Corp.	8,582	195,326
	Apogee Enterprises, Inc.	11,718	498,718
	ARC Document Solutions, Inc.	18,500	56,240
	ArcBest Corp.	12,498	1,179,811
	Arcosa, Inc.	20,771	1,402,873
#	Argan, Inc.	7,243	291,386
*	ASGN, Inc.	2,100	150,339
	Astec Industries, Inc.	11,802	487,187
*	Astronics Corp.	13,741	202,542
#*	Astronics Corp., Class B	385	7,971
*	Asure Software, Inc.	6,935	92,513
#*	AZEK Co., Inc.	16,126	437,660
	AZZ, Inc.	8,955	337,872
	Barnes Group, Inc.	19,674	826,898
	Barrett Business Services, Inc.	584	48,828
#*	Beacon Roofing Supply, Inc.	23,284	1,401,231
	BGSF, Inc.	3,300	31,779
*	BlueLinx Holdings, Inc.	4,118	288,507
	Boise Cascade Co.	15,348	1,048,422

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Brady Corp., Class A	8,549	$436,255
*	BrightView Holdings, Inc.	33,719	186,466
*	Broadwind, Inc.	4,795	23,783
*	Builders FirstSource, Inc.	23,154	2,194,305
*	CACI International, Inc., Class A	3,626	1,136,098
*	CBIZ, Inc.	16,506	869,701
*	CECO Environmental Corp.	17,181	199,471
*	CIRCOR International, Inc.	7,947	221,244
*	Civeo Corp.	5,078	97,752
#*	Clarivate PLC	48,734	431,783
*	Clean Harbors, Inc.	5,151	747,719
	Columbus McKinnon Corp.	12,840	445,676
	Comfort Systems USA, Inc.	1,226	183,275
*	Commercial Vehicle Group, Inc.	13,963	102,349
#††	Communications Systems, Inc.	574	1,751
	CompX International, Inc.	200	3,620
	Concentrix Corp.	8,816	850,832
*	Concrete Pumping Holdings, Inc.	16,384	113,869
*	Conduent, Inc.	101,177	355,131
*	Construction Partners, Inc., Class A	2,421	62,801
#	Copa Holdings SA, Class A	200	18,064
#	Costamare, Inc.	48,875	441,341
	Covenant Logistics Group, Inc.	5,330	209,949
#*»	CPI Aerostructures, Inc.	1,158	3,833
	CRA International, Inc.	3,010	316,471
*	Daseke, Inc.	1,063	8,695
	Deluxe Corp.	21,157	320,529
#*	Distribution Solutions Group, Inc.	2,007	93,687
*	DLH Holdings Corp.	1,944	18,993
*	Ducommun, Inc.	5,634	281,700
	Dun & Bradstreet Holdings, Inc.	13,261	148,125
*	DXP Enterprises, Inc.	9,300	234,360
#*	Dycom Industries, Inc.	7,994	740,404
#	Eagle Bulk Shipping, Inc.	5,297	236,882
	Eastern Co.	910	16,153
	EMCOR Group, Inc.	1,791	306,261
#	Encore Wire Corp.	6,313	986,911
	Enerpac Tool Group Corp.	1,961	46,593
	EnerSys	8,024	665,751
	Eneti, Inc.	15,050	128,979
	Ennis, Inc.	13,134	255,194
	EnPro Industries, Inc.	7,374	695,147
	Esab Corp.	10,212	595,972
	ESCO Technologies, Inc.	7,284	681,564
	Federal Signal Corp.	14,377	738,690
#*	First Advantage Corp.	7,936	102,057
	Flowserve Corp.	5,791	193,362
*	Fluor Corp.	12,113	352,004
	Fortune Brands Innovations, Inc.	686	44,377
#*	FuelCell Energy, Inc.	55,203	103,782
*	Gates Industrial Corp. PLC	93,301	1,256,764
#	GATX Corp.	13,244	1,508,624
#	Genco Shipping & Trading Ltd.	21,155	325,999
*	Gencor Industries, Inc.	1,822	24,050
*	Gibraltar Industries, Inc.	10,351	517,964
*	GMS, Inc.	12,651	734,517
	Gorman-Rupp Co.	8,971	220,238
*	Graham Corp.	3,427	44,106
#	Granite Construction, Inc.	19,800	754,974

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Great Lakes Dredge & Dock Corp.	29,793	$170,714
	Greenbrier Cos., Inc.	15,471	409,208
	Griffon Corp.	15,786	449,112
*	Harsco Corp.	40,316	276,971
#*	Hawaiian Holdings, Inc.	18,138	151,090
#*	Hayward Holdings, Inc.	7,110	85,604
	Healthcare Services Group, Inc.	5,718	89,258
	Heartland Express, Inc.	21,687	314,028
	Heidrick & Struggles International, Inc.	10,174	255,469
	Helios Technologies, Inc.	4,078	245,251
	Herc Holdings, Inc.	3,844	384,477
*	Heritage-Crystal Clean, Inc.	6,477	226,436
	Hillenbrand, Inc.	4,266	194,615
#	HNI Corp.	6,843	177,781
*	Hub Group, Inc., Class A	10,414	785,216
*	Hudson Global, Inc.	786	17,096
*	Hudson Technologies, Inc.	3,873	29,938
	Hurco Cos., Inc.	3,130	70,206
*	Huron Consulting Group, Inc.	9,631	816,613
	Hyster-Yale Materials Handling, Inc.	3,670	193,262
	ICF International, Inc.	4,421	503,994
*	IES Holdings, Inc.	5,507	237,847
	Insteel Industries, Inc.	9,840	270,895
	Interface, Inc.	17,456	136,855
*	JELD-WEN Holding, Inc.	30,555	390,493
*	JetBlue Airways Corp.	118,402	845,390
	Kaman Corp.	10,631	234,626
*	KAR Auction Services, Inc.	42,367	573,649
#	Kelly Services, Inc., Class A	17,601	288,832
#	Kennametal, Inc.	29,748	772,258
	Kimball International, Inc., Class B	17,682	217,665
*	Kirby Corp.	12,102	869,408
#	Knight-Swift Transportation Holdings, Inc.	43,670	2,459,494
	Korn Ferry	17,890	859,078
*	Kratos Defense & Security Solutions, Inc.	19,419	250,505
*	L B Foster Co., Class A	4,474	50,019
*	Limbach Holdings, Inc.	3,006	50,922
*	Liquidity Services, Inc.	4,503	58,854
*	LS Starrett Co., Class A	489	5,223
	LSI Industries, Inc.	11,991	152,166
	Luxfer Holdings PLC	4,081	62,235
*	Manitowoc Co., Inc.	17,506	267,667
	ManpowerGroup, Inc.	7,914	599,169
	Marten Transport Ltd.	21,324	430,532
*	Masonite International Corp.	3,143	287,302
*	MasTec, Inc.	12,633	1,121,937
*	Masterbrand, Inc.	686	5,536
*	Matrix Service Co.	13,736	65,383
	Matson, Inc.	14,438	982,217
	Matthews International Corp., Class A	14,210	538,133
	Maxar Technologies, Inc.	29,664	1,563,886
*	Mayville Engineering Co., Inc.	6,764	81,844
	McGrath RentCorp	5,993	532,658
	MDU Resources Group, Inc.	29,066	849,309
*	Mercury Systems, Inc.	6,475	308,663
*	Mesa Air Group, Inc.	13,416	28,308
	Miller Industries, Inc.	6,010	195,926
	MillerKnoll, Inc.	10,763	183,079
*	Mistras Group, Inc.	13,168	106,924

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Moog, Inc., Class A	9,741	$877,762
*	MRC Global, Inc.	30,098	293,155
	Mueller Industries, Inc.	9,980	717,063
	Mueller Water Products, Inc., Class A	28,085	376,339
*	MYR Group, Inc.	4,865	622,671
#	National Presto Industries, Inc.	3,595	244,532
	NL Industries, Inc.	7,073	45,479
#*	NN, Inc.	17,672	19,086
*	Northwest Pipe Co.	5,166	142,272
*	NOW, Inc.	42,244	450,744
*	NV5 Global, Inc.	2,595	245,824
	nVent Electric PLC	19,595	821,618
*	Orion Group Holdings, Inc.	13,009	30,961
	Oshkosh Corp.	6,348	485,749
	Owens Corning	2,267	242,138
*	PAM Transportation Services, Inc.	6,995	157,038
	Pangaea Logistics Solutions Ltd.	10,678	66,310
	Park Aerospace Corp.	10,310	134,855
	Park-Ohio Holdings Corp.	6,400	83,008
*	Parsons Corp.	3,373	146,726
*	Patriot Transportation Holding, Inc.	178	1,632
*	Perma-Pipe International Holdings, Inc.	1,500	16,275
*	PGT Innovations, Inc.	9,267	237,791
*	Pineapple Energy, Inc.	574	792
	Powell Industries, Inc.	6,296	252,218
#	Preformed Line Products Co.	2,517	312,813
	Primoris Services Corp.	22,326	564,848
#*	Proterra, Inc.	10,480	12,262
*	Proto Labs, Inc.	9,586	275,789
*	Quad/Graphics, Inc.	18,082	63,106
	Quanex Building Products Corp.	13,959	266,617
*	Radiant Logistics, Inc.	25,143	165,944
*	RCM Technologies, Inc.	657	7,385
	Regal Rexnord Corp.	12,848	1,672,296
*	Resideo Technologies, Inc.	46,543	828,465
	Resources Connection, Inc.	15,403	224,730
	REV Group, Inc.	27,879	299,142
	Rush Enterprises, Inc., Class A	17,861	948,598
	Rush Enterprises, Inc., Class B	3,064	179,489
	Ryder System, Inc.	12,445	985,146
	Schneider National, Inc., Class B	17,230	450,909
	Sensata Technologies Holding PLC	17,807	773,714
	Shyft Group, Inc.	3,705	92,921
*	SIFCO Industries, Inc.	659	1,509
#*	SkyWest, Inc.	25,638	725,555
#	Spirit Airlines, Inc.	26,340	450,414
#	Standex International Corp.	2,335	286,761
	Steelcase, Inc., Class A	35,458	283,664
*	Stericycle, Inc.	188	8,582
*	Sterling Infrastructure, Inc.	8,473	312,823
*	Sunrun, Inc.	12,085	254,268
	Tennant Co.	947	72,370
	Terex Corp.	16,734	746,169
	Textainer Group Holdings Ltd.	19,754	693,365
*	Thermon Group Holdings, Inc.	15,823	328,802
	Timken Co.	12,464	957,858
*	Titan International, Inc.	16,208	158,190
*	Titan Machinery, Inc.	11,375	356,606
#*	TPI Composites, Inc.	2,868	35,448

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Trinity Industries, Inc.	38,005	$910,220
	Triton International Ltd.	23,925	1,977,880
*	TrueBlue, Inc.	17,100	259,065
*	TuSimple Holdings, Inc., Class A	10,700	12,947
*	Tutor Perini Corp.	26,998	143,089
*	Twin Disc, Inc.	2,022	23,152
#*	U.S. Xpress Enterprises, Inc., Class A	11,175	67,497
	UFP Industries, Inc.	14,860	1,166,807
	U-Haul Holding Co.	30,077	1,627,166
*	Ultralife Corp.	969	4,060
	UniFirst Corp.	4,278	700,223
*	Univar Solutions, Inc.	28,275	1,003,763
	Universal Logistics Holdings, Inc.	8,276	211,866
#*	V2X, Inc.	5,435	234,792
#	Veritiv Corp.	5,847	671,645
*	VirCo Mfg. Corp.	4,400	16,324
#	VSE Corp.	6,543	276,703
	Wabash National Corp.	17,100	438,957
#	Werner Enterprises, Inc.	17,645	797,025
	WESCo International, Inc.	12,823	1,846,512
*	Willdan Group, Inc.	2,425	35,526
*	Willis Lease Finance Corp.	2,750	138,875

TOTAL INDUSTRIALS			98,610,474

INFORMATION TECHNOLOGY — (7.8%)
*	ACI Worldwide, Inc.	55,364	1,402,370
	Adeia, Inc.	28,653	218,909
#	ADTRAN Holdings, Inc.	7,156	65,263
*	Airgain, Inc.	2,500	14,675
*	Alpha & Omega SemiConductor Ltd.	12,903	308,124
	Amkor Technology, Inc.	93,254	2,086,092
*	Amtech Systems, Inc.	6,555	56,570
*	Arrow Electronics, Inc.	28,136	3,219,602
*	AstroNova, Inc.	1,475	21,697
*	Aviat Networks, Inc.	3,661	120,117
	Avnet, Inc.	41,414	1,708,742
*	Aware, Inc.	4,272	7,092
*	AXT, Inc.	22,061	58,903
	Bel Fuse, Inc., Class B	5,259	213,673
	Belden, Inc.	6,712	529,510
	Benchmark Electronics, Inc.	16,214	346,169
*	BrightCove, Inc.	10,373	42,944
*	Cerence, Inc.	9,095	232,377
*	CEVA, Inc.	2,508	63,026
	Climb Global Solutions, Inc.	966	42,890
#*	Cognyte Software Ltd.	6,214	25,850
#*	Coherent Corp.	942	32,160
*	Cohu, Inc.	16,481	557,717
*	Computer Task Group, Inc.	6,054	40,986
	Comtech TeleCommunications Corp.	12,020	124,407
*	Consensus Cloud Solutions, Inc.	366	13,663
	CSP, Inc.	66	835
	CTS Corp.	10,967	430,016
*	Daktronics, Inc.	22,360	107,552
*	Digi International, Inc.	15,127	456,230
#*»	Digital Turbine, Inc.	16,891	198,131
*	Diodes, Inc.	7,774	619,588
*	DXC Technology Co.	68,588	1,635,824
#*	E2open Parent Holdings, Inc.	17,062	107,320

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	Ebix, Inc.	15,000	$243,900
*	EMCoRE Corp.	11,906	12,978
*	ePlus, Inc.	7,707	335,563
*	Fabrinet	6,809	646,515
*	FARO Technologies, Inc.	7,035	164,267
#*	Fastly, Inc., Class A	43,701	645,901
*	First Solar, Inc.	3,741	683,032
*	Flex Ltd.	97,576	2,007,138
*	FormFactor, Inc.	18,768	512,554
	Frequency Electronics, Inc.	5,989	38,988
#*	Genasys, Inc.	2,774	8,183
#*	Harmonic, Inc.	3,191	44,961
#*	Ichor Holdings Ltd.	11,695	325,706
#*	Identiv, Inc.	1,677	9,224
#	Immersion Corp.	4,514	29,747
	Information Services Group, Inc.	5,219	26,565
#*	Insight Enterprises, Inc.	9,403	1,137,293
#	InterDigital, Inc.	7,354	498,160
*	inTEST Corp.	5,710	108,490
*	Intevac, Inc.	13,564	85,860
*	IPG Photonics Corp.	746	85,775
*	Iteris, Inc.	16,200	74,682
*	Itron, Inc.	10,972	585,905
	Jabil, Inc.	2,035	159,035
	Juniper Networks, Inc.	30,501	919,605
*	Key Tronic Corp.	2,718	18,618
*	Kimball Electronics, Inc.	12,465	250,920
*	Knowles Corp.	40,738	687,657
#	Kulicke & Soffa Industries, Inc.	14,982	714,042
*	KVH Industries, Inc.	9,329	98,141
*	Kyndryl Holdings, Inc.	72,139	1,043,130
#*	Lantronix, Inc.	4,400	16,192
#*	LightPath Technologies, Inc., Class A	3,216	4,245
*	LiveRamp Holdings, Inc.	22,521	542,531
#*	Luna Innovations, Inc.	11,883	74,625
*	Magnachip SemiConductor Corp.	19,637	174,377
#*	Matterport, Inc.	6,787	15,814
	Methode Electronics, Inc.	12,779	523,811
*	Mirion Technologies, Inc.	10,654	86,297
#*	Mitek Systems, Inc.	7,587	68,435
#	MKS Instruments, Inc.	313	26,251
*	NCR Corp.	37,854	843,766
*	NETGEAR, Inc.	14,852	209,859
*	NetSCout Systems, Inc.	32,218	876,652
	Network-1 Technologies, Inc.	3,000	6,300
*	nLight, Inc.	11,889	104,267
*	ON24, Inc.	12,872	111,986
*	Onto Innovation, Inc.	7,410	600,062
*	Optical Cable Corp.	1,600	6,496
*	OSI Systems, Inc.	4,996	564,348
#	Park City Group, Inc.	2,401	15,486
	PC Connection, Inc.	9,990	402,297
#	PCTEL, Inc.	5,882	27,998
	PFSweb, Inc.	12,605	50,672
*	Photronics, Inc.	21,233	307,029
*	Plexus Corp.	8,395	734,311
#*	Rackspace Technology, Inc.	16,182	23,626
*	RF Industries Ltd.	681	2,744
*	Ribbon Communications, Inc.	70,217	179,756

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	Richardson Electronics Ltd.	4,924	$75,977
*	Rogers Corp.	3,710	597,125
*	Sanmina Corp.	26,235	1,371,041
	Sapiens International Corp. NV	3,260	65,624
*	ScanSource, Inc.	13,486	368,842
#*	SecureWorks Corp., Class A	6,027	54,665
*	Semtech Corp.	11,873	231,405
#*††	SiliCon Graphics, Inc.	137	0
#*	Smith Micro Software, Inc.	6,691	7,762
*	SolarWinds Corp.	41,565	358,290
#*	Stratasys Ltd.	34,073	489,288
*	Super Micro Computer, Inc.	13,069	1,377,865
*	Synchronoss Technologies, Inc.	41,800	36,951
	TD SYNNEX Corp.	16,683	1,485,454
*	TESSCO Technologies, Inc.	3,407	29,913
*	TTM Technologies, Inc.	45,555	538,005
*	Turtle Beach Corp.	8,423	91,558
#*	Ultra Clean Holdings, Inc.	20,843	594,859
*	Upland Software, Inc.	8,961	32,887
#*	VeeCo Instruments, Inc.	14,237	262,246
*	Verint Systems, Inc.	15,941	581,687
#*	Viasat, Inc.	24,000	840,720
	VirnetX Holding Corp.	1,799	741
	Vishay Intertechnology, Inc.	57,059	1,214,786
*	Vishay Precision Group, Inc.	6,460	242,508
#*	WidePoint Corp.	744	1,399
	Xerox Holdings Corp.	69,361	1,086,887
#*	Xperi, Inc.	9,301	88,266

TOTAL INFORMATION TECHNOLOGY			46,038,543

MATERIALS — (7.0%)
*	Advanced Emissions Solutions, Inc.	2,676	4,951
	AdvanSix, Inc.	13,984	526,917
	AlCoa Corp.	50,271	1,867,065
#	Alpha Metallurgical Resources, Inc.	4,929	722,394
#*	Alto Ingredients, Inc.	35,264	46,196
	American Vanguard Corp.	16,057	309,097
#*	AmpCo-Pittsburgh Corp.	4,848	14,641
*	ArConic Corp.	36,252	897,237
*	Ascent Industries Co.	912	8,655
	Ashland, Inc.	13,910	1,413,395
	Avient Corp.	990	38,125
	Berry Global Group, Inc.	29,240	1,690,364
#	Caledonia Mining Corp. PLC.	2,657	37,836
	Carpenter Technology Corp.	19,918	1,050,475
#*	Century Aluminum Co.	20,506	176,147
	Chase Corp.	1,350	147,596
*	Clearwater Paper Corp.	7,454	269,089
*	Cleveland-Cliffs, Inc.	68,768	1,057,652
#*	Coeur Mining, Inc.	107,584	365,786
	Commercial Metals Co.	41,452	1,935,394
	Compass Minerals International, Inc.	7,313	239,355
*	Core Molding Technologies, Inc.	2,490	46,688
	Eastman Chemical Co.	897	75,590
*	ECovyst, Inc.	37,853	429,632
	Element Solutions, Inc.	48,176	874,394
#*	Ferroglobe PLC.	24,108	97,396
#	Fortitude Gold Corp.	5,267	36,290
	Friedman Industries, Inc.	1,905	21,241

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	FutureFuel Corp.	22,698	$170,235
	Glatfelter Corp.	15,735	71,122
#	Gold Resource Corp.	18,435	16,995
	Greif, Inc., Class A	8,123	510,043
#	Greif, Inc., Class B	3,122	245,826
	Hawkins, Inc.	7,610	306,987
	Haynes International, Inc.	6,066	285,163
	HB Fuller Co.	13,400	886,678
	Hecla Mining Co.	213,759	1,293,242
#	Huntsman Corp.	74,390	1,992,908
	Innospec, Inc.	6,586	669,335
#*	Intrepid Potash, Inc.	6,613	170,483
	Koppers Holdings, Inc.	10,468	343,455
#	Kronos Worldwide, Inc.	24,110	224,223
*	LSB Industries, Inc.	3,917	34,979
#	Materion Corp.	6,626	717,662
#	Mativ Holdings, Inc.	25,782	499,397
	Mercer International, Inc.	31,069	302,301
	Minerals Technologies, Inc.	15,678	929,078
	Myers Industries, Inc.	5,593	105,987
#	Nexa Resources SA	9,879	59,274
*	O-I Glass, Inc.	4,224	94,913
	Olin Corp.	11,384	630,674
	Olympic Steel, Inc.	5,630	262,189
	Orion Engineered Carbons SA	9,029	218,592
	Pactiv Evergreen, Inc.	13,899	109,802
	Quaker Chemical Corp.	836	156,023
*	Ranpak Holdings Corp.	439	1,791
*	Rayonier Advanced Materials, Inc.	28,799	156,667
	Reliance Steel & Aluminum Co.	15,360	3,806,208
»	Resolute Forest Products, Inc.	24,714	35,094
	Ryerson Holding Corp.	18,167	686,168
	Schnitzer Steel Industries, Inc, Class A	13,217	381,839
	Silgan Holdings, Inc.	285	14,039
	SonoCo Products Co.	11,285	684,097
	Steel Dynamics, Inc.	7,934	824,739
	Stepan Co.	5,683	523,973
*	Summit Materials, Inc, Class A	39,937	1,094,673
	SunCoke Energy, Inc.	40,627	316,078
#*	TimkenSteel Corp.	21,989	368,096
#	Tredegar Corp.	15,781	148,026
	TriMas Corp.	7,930	201,501
	Trinseo PLC.	15,602	282,708
	Tronox Holdings PLC	59,471	814,158
	U.S. Steel Corp.	63,971	1,463,656
#	United States Lime & Minerals, Inc.	1,444	232,340
*	Universal Stainless & Alloy Products, Inc.	2,690	25,474
	Warrior Met Coal, Inc.	17,356	599,997
#	Westlake Corp.	526	59,848
	WestRock Co.	64,914	1,942,876
	Worthington Industries, Inc.	15,641	928,919

TOTAL MATERIALS			41,300,129

REAL ESTATE — (1.2%)
#*	AMREP Corp.	600	8,340
#*	Anywhere Real Estate, Inc.	57,715	367,644
#*	Cushman & Wakefield PLC.	77,742	765,759
	Douglas Elliman, Inc.	33,472	106,776
*	Five Point Holdings LLC, Class A.	12,593	30,853

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
REAL ESTATE — (Continued)
* Forestar Group, Inc.	24,297	$469,904
* FRP Holdings, Inc.	3,980	230,840
* Howard Hughes Corp.	15,978	1,236,218
* Jones Lang LaSalle, Inc.	12,917	1,795,980
# Kennedy-Wilson Holdings, Inc.	38,636	648,312
Marcus & Millichap, Inc.	8,957	281,877
Newmark Group, Inc., Class A	47,823	303,198
* Rafael Holdings, Inc., Class B	2,100	4,410
# RE/MAX Holdings, Inc., Class A	9,594	185,260
# Stratus Properties, Inc.	2,386	51,060
* Tejon Ranch Co.	13,125	226,800

TOTAL REAL ESTATE.		6,713,231

UTILITIES — (0.4%)
Genie Energy Ltd., Class B	6,818	106,156
New Jersey Resources Corp.	10,496	542,013
NRG Energy, Inc.	18,175	621,040
# Ormat Technologies, Inc.	2,071	177,713
#* Sunnova Energy International, Inc.	20,475	367,731
Vistra Corp.	18,617	444,202

TOTAL UTILITIES		2,258,855

TOTAL COMMON STOCKS		523,631,621

PREFERRED STOCKS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
# Qurate Retail, Inc., 8.000%	307	9,410

INDUSTRIALS — (0.0%)
WESCo. International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%,
FRN, 10.625%.	5,687	154,686

TOTAL PREFERRED STOCKS		164,096

TOTAL INVESTMENT SECURITIES
(Cost $457,799,648)		523,795,717

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund 4.760%	4,624,287	4,624,287

SECURITIES LENDING COLLATERAL — (10.6%)
@§ The DFA Short Term Investment Fund	5,405,928	62,530,373

TOTAL INVESTMENTS — (100.0%)
(Cost $524,944,946)		$590,950,377

As of April 30, 2023, VA U.S. Targeted Value Portfolio had entered into the following outstanding futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	8	06/16/23	$1,676,319	$1,675,400	$(919)

Total Futures Contracts.			$1,676,319	$1,675,400	$(919)

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$16,598,656	—	—	$16,598,656
Consumer Discretionary	79,694,503	$844,674	—	80,539,177
Consumer Staples.	23,646,242	—	—	23,646,242
Energy	43,890,478	—	—	43,890,478
Financials	128,367,743	—	—	128,367,743
Health Care.	34,914,446	677,571	$76,076	35,668,093
Industrials	98,604,890	3,833	1,751	98,610,474
Information Technology.	45,840,412	198,131	—	46,038,543
Materials.	41,265,035	35,094	—	41,300,129
Real Estate	6,713,231	—	—	6,713,231
Utilities.	2,258,855	—	—	2,258,855
Preferred Stocks
Consumer Discretionary	9,410	—	—	9,410
Industrials	154,686	—	—	154,686
Temporary Cash Investments	4,624,287	—	—	4,624,287
Securities Lending Collateral	—	62,530,373	—	62,530,373
Futures Contracts**	(919)	—	—	(919)

TOTAL.	$526,581,955	$64,289,676	$77,827^	$590,949,458

**	Valued at the unrealized appreciation/(depreciation) on the investment.
A	reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

VA U.S. LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.7%)
COMMUNICATION SERVICES — (8.9%)
	Activision Blizzard, Inc.	14,373	$1,116,926
	AT&T, Inc.	467,196	8,255,353
	Comcast Corp., Class A	302,220	12,502,841
#*	DISH Network Corp., Class A	27,506	206,570
	Fox Corp, Class A.	31,155	1,036,215
	Fox Corp, Class B	25,526	779,564
	Interpublic Group of Cos., Inc.	25,252	902,254
*	Liberty Broadband Corp., Class A	600	50,718
*	Liberty Broadband Corp., Class C	6,600	559,548
*	Liberty Media Corp.-Liberty Formula One, Class A	535	34,657
*	Liberty Media Corp.-Liberty Formula One, Class C	4,527	326,804
*	Liberty Media Corp.-Liberty SiriusXM, Class A	4,466	125,495
*	Liberty Media Corp.-Liberty SiriusXM, Class C	14,451	403,761
#	Lumen Technologies, Inc.	90,597	214,715
*	Madison Square Garden Entertainment Corp.	154	4,970
*	Meta Platforms, Inc., Class A	23,817	5,723,701
	News Corp., Class A	16,744	294,862
	News Corp., Class B	8,065	143,154
	OmniCom Group, Inc.	697	63,127
	Paramount Global, Class A	1,652	43,712
	Paramount Global, Class B	44,521	1,038,675
*	Sphere Entertainment Co.	154	4,334
*	T-Mobile U.S., Inc.	38,754	5,576,701
	Verizon Communications, Inc.	272,600	10,585,058
*	Walt Disney Co.	45,722	4,686,505
*	Warner Bros DisCovery, Inc.	112,864	1,536,079

TOTAL COMMUNICATION SERVICES			56,216,299

CONSUMER DISCRETIONARY — (5.3%)
	Advance Auto Parts, Inc.	5,982	750,921
*	Aptiv PLC.	10,069	1,035,697
	Aramark.	21,061	730,817
	Autoliv, Inc.	7,172	615,429
	Best Buy Co., Inc.	614	45,755
	BorgWarner, Inc.	27,403	1,318,906
*	Capri Holdings Ltd.	1,300	53,950
*	CarMax, Inc.	13,848	969,775
#*	Carnival Corp.	43,840	403,766
	Dick’s Sporting Goods, Inc.	958	138,920
	DR Horton, Inc.	56,104	6,161,341
	eBay, Inc.	4,036	187,392
	Ford Motor Co.	189,917	2,256,214
	Gap, Inc.	1,476	14,170
	Garmin Ltd.	12,708	1,247,544
	General Motors Co.	100,456	3,319,066
	Gentex Corp.	5,570	153,676
	Harley-Davidson, Inc.	1,373	50,938
	Hasbro, Inc.	3,203	189,682
*	Hyatt Hotels Corp., Class A	2,188	250,088
	Kohl’s Corp.	805	17,734
	Lear Corp.	6,694	854,556
	Lennar Corp., Class A	26,999	3,045,757
	Lennar Corp., Class B	1,507	147,415

1794

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lithia Motors, Inc.	218	$48,154
	LKQ Corp.	36,546	2,109,801
	MGM Resorts International	7,230	324,772
*	Mohawk Industries, Inc.	7,639	808,970
	Newell Brands, Inc.	8,465	102,850
	Penske Automotive Group, Inc.	3,800	526,604
	PulteGroup, Inc.	42,097	2,826,814
	PVH Corp.	672	57,664
	Ralph Lauren Corp.	2,390	274,348
*	Royal Caribbean Cruises Ltd.	10,937	715,608
	Service Corp. International.	700	49,133
	Tapestry, Inc.	15,402	628,556
	Toll Brothers, Inc.	1,729	110,500
	Whirlpool Corp.	7,935	1,107,647

TOTAL CONSUMER DISCRETIONARY.			33,650,930

CONSUMER STAPLES — (5.5%)
	Archer-Daniels-Midland Co.	27,548	2,150,948
*	BellRing Brands, Inc.	3,250	116,968
	Bunge Ltd.	15,242	1,426,651
	Campbell Soup Co.	4,000	217,200
	Conagra Brands, Inc.	32,844	1,246,758
	Constellation Brands, Inc., Class A	6,617	1,518,403
*	Coty, Inc., Class A.	7,970	94,604
*	Darling Ingredients, Inc.	14,300	851,851
*	Dollar Tree, Inc.	17,934	2,756,635
	General Mills, Inc.	51,759	4,587,400
	Hormel Foods Corp.	9,549	386,162
	J M Smucker Co.	13,623	2,103,527
	Keurig Dr Pepper, Inc.	5,429	177,528
	Kraft Heinz Co.	17,345	681,138
	Kroger Co.	81,457	3,961,254
	Molson Coors Beverage Co., Class B	11,394	677,715
	Mondelez International, Inc., Class A	45,886	3,520,374
*	Performance Food Group Co.	3,200	200,608
*	Pilgrim’s Pride Corp.	2,655	60,561
*	Post Holdings, Inc.	1,219	110,307
	Seaboard Corp.	12	47,293
	Spectrum Brands Holdings, Inc.	174	11,571
	Tyson Foods, Inc., Class A	36,011	2,250,327
*	U.S. Foods Holding Corp.	17,034	654,106
	Walgreens Boots Alliance, Inc.	41,309	1,456,142
	Walmart, Inc.	22,050	3,328,889

TOTAL CONSUMER STAPLES.			34,594,920

ENERGY — (15.3%)
	APA Corp.	454	16,730
	Baker Hughes Co.	44,854	1,311,531
	Chesapeake Energy Corp.	400	33,072
	Chevron Corp.	111,364	18,773,743
	ConoCoPhillips.	104,549	10,757,047
	Coterra Energy, Inc.	22,675	580,480
	Devon Energy Corp.	18,806	1,004,805
	Diamondback Energy, Inc.	3,941	560,410
	EOG Resources, Inc.	31,707	3,788,035
	Exxon Mobil Corp.	258,940	30,642,960
	Halliburton Co.	36,235	1,186,696
	Helmerich & Payne, Inc.	818	27,125

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Hess Corp.	17,033	$2,470,807
	HF SInclair Corp.	3,700	163,207
	Kinder Morgan, Inc.	95,103	1,631,016
	Marathon Oil Corp.	42,811	1,034,314
	Marathon Petroleum Corp.	30,153	3,678,666
	Murphy Oil Corp.	2,737	100,475
	NOV, Inc.	626	10,486
	Occidental Petroleum Corp.	70,385	4,330,789
	ONEOK, Inc.	21,093	1,379,693
	Ovintiv, Inc.	2,906	104,848
	Phillips 66.	18,704	1,851,696
	Pioneer Natural Resources Co.	13,804	3,003,060
	Schlumberger NV.	51,403	2,536,738
	Targa Resources Corp.	4,938	372,967
	Valero Energy Corp.	20,897	2,396,259
	Vitesse Energy, Inc.	142	2,613
	Williams Cos., Inc.	85,764	2,595,219

TOTAL ENERGY			96,345,487

FINANCIALS — (20.2%)
	Aflac, Inc.	42,937	2,999,150
	Allstate Corp.	18,816	2,178,140
	Ally Financial, Inc.	51,633	1,362,079
	American Financial Group, Inc.	4,681	574,499
	American International Group, Inc.	44,332	2,351,369
	Apollo Global Management, Inc.	2,067	131,027
*	Arch Capital Group Ltd.	16,276	1,221,839
	Assurant, Inc.	3,963	487,964
	Axis Capital Holdings Ltd.	973	55,013
	Bank of America Corp.	260,019	7,613,356
	Bank of New York Mellon Corp.	56,389	2,401,608
*	Berkshire Hathaway, Inc., Class B	41,380	13,595,399
*	Block, Inc.	1,000	60,790
	Capital One Financial Corp.	40,470	3,937,731
	Charles Schwab Corp.	485	25,336
	Chubb Ltd.	13,747	2,770,845
	CIncinnati Financial Corp.	1,138	121,129
	Citigroup, Inc.	83,916	3,949,926
	Citizens Financial Group, Inc.	23,897	739,373
	CNA Financial Corp.	3,404	132,450
	Comerica, Inc.	6,254	271,236
	Discover Financial Services	7,440	769,817
	East West BanCorp, Inc.	3,233	167,114
	Everest Re Group Ltd.	1,981	748,818
	F&G Annuities & Life, Inc.	389	7,130
	Fidelity National Financial, Inc.	5,733	203,464
	Fidelity National Information Services, Inc.	15,924	935,057
	Fifth Third BanCorp.	73,951	1,937,516
	First Citizens BancShares, Inc., Class A.	292	294,097
	First Horizon Corp.	31,098	545,770
*	Fiserv, Inc.	14,437	1,763,047
	Franklin Resources, Inc.	10,235	275,117
	Global Payments, Inc.	5,589	629,936
	Globe Life, Inc.	4,255	461,753
	Goldman Sachs Group, Inc.	19,868	6,823,466
	Hartford Financial Services Group, Inc.	50,871	3,611,332
	Huntington Bancshares, Inc.	83,577	936,062
	Jefferies Financial Group, Inc.	1,212	38,820
	JPMorgan Chase & Co.	158,438	21,902,469

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	KeyCorp.	70,335	$791,972
	LIncoln National Corp.	10,260	222,950
	Loews Corp.	13,619	784,046
	M&T Bank Corp.	8,288	1,042,630
*	Markel Corp.	361	494,039
	MetLife, Inc.	16,392	1,005,321
	Morgan Stanley.	78,168	7,032,775
	Northern Trust Corp.	11,340	886,334
	PacWest BanCorp.	1,151	11,683
*	PayPal Holdings, Inc.	9,190	698,440
	PNC Financial Services Group, Inc.	12,915	1,682,179
	Principal Financial Group, Inc.	29,370	2,193,645
	Prosperity Bancshares, Inc.	567	35,506
	Prudential Financial, Inc.	14,037	1,221,219
	Regions Financial Corp.	86,725	1,583,599
	Reinsurance Group of America, Inc.	828	117,841
	RenaissanceRe Holdings Ltd.	250	53,853
	State Street Corp.	21,628	1,562,839
	Synchrony Financial.	36,836	1,087,030
	Synovus Financial Corp.	1,104	34,003
	Travelers Cos., Inc.	24,511	4,439,923
	Truist Financial Corp.	56,633	1,845,103
	U.S. BanCorp	52,456	1,798,192
	Unum Group	3,525	148,755
	W R Berkley Corp.	1,479	87,143
	Webster Financial Corp.	3,100	115,630
	Wells Fargo & Co.	174,647	6,942,218
	Zions BanCorp. NA	11,396	317,493

TOTAL FINANCIALS			127,267,405

HEALTH CARE — (15.6%)
*	Avantor, Inc.	4,731	92,160
	Baxter International, Inc.	24,054	1,146,895
	Becton Dickinson & Co.	7,782	2,056,860
*	Biogen, Inc.	13,718	4,173,427
*	Bio-Rad Laboratories, Inc., Class A.	918	413,825
*	Boston Scientific Corp.	1,697	88,448
	Bristol-Myers Squibb Co.	79,137	5,283,978
*	Catalent, Inc.	2,832	141,940
*	Centene Corp.	21,435	1,477,515
*	Charles River Laboratories International, Inc.	586	111,410
	Cigna Group	21,048	5,331,248
	Cooper Cos., Inc.	478	182,333
	CVS Health Corp.	77,059	5,649,195
	Danaher Corp.	24,690	5,849,308
*	DaVita, Inc.	811	73,282
*	ElanCo Animal Health, Inc.	6,840	64,775
	Elevance Health, Inc.	14,962	7,011,941
	Embecta Corp.	1,316	36,519
*	Envista Holdings Corp.	1,720	66,203
*	GE HealthCare Technologies, Inc.	7,421	603,624
	Gilead Sciences, Inc.	55,353	4,550,570
*	Henry Schein, Inc.	11,024	890,849
*	Hologic, Inc.	11,248	967,440
*	Horizon Therapeutics PLC	1,145	127,278
	Humana, Inc.	9,065	4,808,892
*	Incyte Corp.	1,360	101,198
*	IQVIA Holdings, Inc.	420	79,057
*	Jazz Pharmaceuticals PLC	6,015	844,927

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Laboratory Corp of America Holdings	14,026	$3,179,834
	McKesson Corp.	3,387	1,233,681
	Medtronic PLC	47,049	4,279,107
	Merck & Co., Inc.	136	15,704
*	Moderna, Inc.	15,660	2,081,057
	PerkinElmer, Inc.	3,314	432,444
	Pfizer, Inc.	393,447	15,301,154
	Quest Diagnostics, Inc.	17,859	2,479,008
*	Regeneron Pharmaceuticals, Inc.	4,083	3,273,709
	STERIS PLC	6,062	1,142,990
*	Syneos Health, Inc.	655	25,715
*	Teladoc Health, Inc.	452	11,992
	Teleflex, Inc.	157	42,786
	Thermo Fisher Scientific, Inc.	14,136	7,844,066
*	United Therapeutics Corp.	2,317	533,211
	UnitedHealth Group, Inc.	131	64,464
	Universal Health Services, Inc, Class B	11,058	1,662,570
*	Vertex Pharmaceuticals, Inc.	1,318	449,082
	Viatris, Inc.	77,958	727,348
	Zimmer Biomet Holdings, Inc.	9,350	1,294,414
*	Zimvie, Inc.	935	7,695

TOTAL HEALTH CARE.			98,307,128

INDUSTRIALS — (12.4%)
	3M Co.	12,734	1,352,606
	AECOM	11,729	974,093
	AGCO Corp.	9,374	1,161,814
	AMETEK, Inc.	5,173	713,512
	ArCosa, Inc.	1,576	106,443
*	Builders FirstSource, Inc.	16,700	1,582,659
*	CACI International, Inc, Class A	200	62,664
	Carlisle Cos., Inc.	4,496	970,462
	Carrier Global Corp.	40,854	1,708,514
	Concentrix Corp.	2,352	226,992
	CSX Corp.	9,384	287,526
	Cummins, Inc.	14,520	3,412,781
	Deere & Co.	199	75,226
*	Delta Air Lines, Inc.	34,428	1,181,225
	Dover Corp.	8,834	1,291,177
	Eaton Corp PLC.	22,399	3,743,321
	Emerson Electric Co.	3,029	252,195
	FedEx Corp.	18,335	4,176,346
	Fortive Corp.	7,159	451,661
	Fortune Brands Innovations, Inc.	12,304	795,946
	General Dynamics Corp.	10,360	2,262,002
	General Electric Co.	22,264	2,203,468
*	GXO Logistics, Inc.	5,907	313,839
	Howmet Aerospace, Inc.	43,263	1,916,118
	Hubbell, Inc.	2,329	627,246
	Huntington Ingalls Industries, Inc.	1,502	302,893
	Ingersoll Rand, Inc.	18,883	1,076,709
	ITT, Inc.	400	33,776
	JaCobs Solutions, Inc.	7,558	872,647
*	JetBlue Airways Corp.	3,982	28,431
	Johnson Controls International PLC	36,356	2,175,543
	Knight-Swift Transportation Holdings, Inc.	947	53,335
	L3Harris Technologies, Inc.	6,068	1,184,170
	Leidos Holdings, Inc.	16,426	1,531,889
*	MasTec, Inc.	425	37,744

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Masterbrand, Inc.	12,304	$99,293
*	Middleby Corp.	1,625	228,930
	Norfolk Southern Corp.	17,447	3,542,264
	Northrop Grumman Corp.	790	364,403
	Oshkosh Corp.	522	39,943
	Otis Worldwide Corp.	2,174	185,442
	Owens Corning.	8,674	926,470
	PACCAR, Inc.	50,315	3,758,027
	Parker-Hannifin Corp.	9,126	2,964,855
	Pentair PLC	17,893	1,039,225
	Quanta Services, Inc.	17,126	2,905,255
	Raytheon Technologies Corp.	43,416	4,337,258
	Republic Services, Inc.	37,656	5,445,811
*	RXO, Inc.	1,886	34,118
	Sensata Technologies Holding PLC	15,621	678,732
	Snap-on, Inc.	6,398	1,659,705
	Southwest Airlines Co.	39,416	1,193,911
	SS&C Technologies Holdings, Inc.	23,811	1,393,896
	Stanley Black & Decker, Inc.	14,946	1,290,438
*	Sunrun, Inc.	2,269	47,740
	Textron, Inc.	28,054	1,877,935
	Trane Technologies PLC	412	76,554
	TransUnion.	1,845	126,954
#	U-Haul Holding Co.	2,175	132,806
	U-Haul Holding Co.	19,575	1,059,008
*	United Airlines Holdings, Inc.	8,249	361,306
	United Rentals, Inc.	6,074	2,193,382
	WESCo International, Inc.	600	86,400
	Westinghouse Air Brake Technologies Corp.	7,770	758,896
*	XPO, Inc.	1,886	83,323

TOTAL INDUSTRIALS.			78,039,253

INFORMATION TECHNOLOGY — (7.7%)
*	Advanced Micro Devices, Inc.	27,893	2,492,797
*	Akamai Technologies, Inc.	7,158	586,741
	Amdocs Ltd.	15,020	1,370,575
	Analog Devices, Inc.	22,797	4,100,724
*	Arrow Electronics, Inc.	4,165	476,601
	Avnet, Inc.	1,297	53,514
	BroadCom, Inc.	152	95,228
*	Ciena Corp.	1,583	72,881
	CisCo Systems, Inc.	1,642	77,585
	Cognizant Technology Solutions Corp., Class A	49,120	2,932,955
#*	Coherent Corp.	781	26,663
	Corning, Inc.	94,289	3,132,281
*	DXC Technology Co.	2,899	69,141
*	First Solar, Inc.	1,244	227,130
*	Flex Ltd.	51,876	1,067,089
	Hewlett Packard Enterprise Co.	162,089	2,321,115
	HP, Inc.	106,724	3,170,770
	Intel Corp.	240,158	7,459,308
	International Business Machines Corp.	860	108,713
*	IPG Photonics Corp.	430	49,441
	Jabil, Inc.	5,601	437,718
	Juniper Networks, Inc.	20,534	619,100
*	Kyndryl Holdings, Inc.	1,573	22,746
	Marvell Technology, Inc.	21,410	845,267
	Microchip Technology, Inc.	104	7,591
	Micron Technology, Inc.	83,365	5,365,371

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	MKS Instruments, Inc.	200	$16,774
*	ON SemiConductor Corp.	18,953	1,363,858
*	Qorvo, Inc.	11,900	1,095,752
	Roper Technologies, Inc.	1,058	481,157
*	Salesforce, Inc.	15,782	3,130,675
	Skyworks Solutions, Inc.	9,461	1,001,920
	TD SYNNEX Corp.	2,852	253,942
	TE Connectivity Ltd.	20,135	2,463,920
*	Teledyne Technologies, Inc.	822	340,637
	Vontier Corp.	2,863	77,673
*	Western Digital Corp.	32,201	1,109,003
	Xerox Holdings Corp.	3,127	49,000

TOTAL INFORMATION TECHNOLOGY			48,573,356

MATERIALS — (8.2%)
	Air Products & Chemicals, Inc.	6,186	1,820,911
	Albemarle Corp.	6,664	1,235,905
	AmCor PLC.	44,542	488,626
*	ArConic Corp.	3,229	79,918
	Celanese Corp.	3,019	320,739
	CF Industries Holdings, Inc.	15,102	1,081,001
*	Cleveland-Cliffs, Inc.	15,656	240,789
	Corteva, Inc.	31,980	1,954,618
	Dow, Inc.	67,218	3,656,659
	DuPont de Nemours, Inc.	17,056	1,189,144
	Eastman Chemical Co.	19,127	1,611,832
	FMC Corp.	801	98,988
	Freeport-McMoRan, Inc.	103,786	3,934,527
	Huntsman Corp.	3,237	86,719
	International Flavors & Fragrances, Inc.	10,181	987,150
	International Paper Co.	46,145	1,527,861
	Linde PLC	16,327	6,032,010
	LyondellBasell Industries NV, Class A	30,402	2,876,333
	Martin Marietta Materials, Inc.	4,842	1,758,614
	Mosaic Co.	29,416	1,260,476
	Newmont Corp.	62,154	2,946,100
	NuCor Corp.	41,885	6,206,519
	Packaging Corp of America	10,295	1,392,502
	PPG Industries, Inc.	870	122,026
	Reliance Steel & Aluminum Co.	8,693	2,154,125
	Royal Gold, Inc.	782	103,568
	SonoCo Products Co.	945	57,286
	Steel Dynamics, Inc.	28,855	2,999,477
	Sylvamo Corp.	1,295	59,337
	Vulcan Materials Co.	9,326	1,633,169
	Westlake Corp.	8,620	980,784
	WestRock Co.	17,093	511,594

TOTAL MATERIALS			51,409,307

REAL ESTATE — (0.4%)
*	CBRE Group, Inc., Class A	26,199	2,008,415
*	Howard Hughes Corp.	807	62,438
*	Jones Lang LaSalle, Inc.	4,563	634,439

TOTAL REAL ESTATE.			2,705,292

UTILITIES — (0.2%)
	NRG Energy, Inc.	18,805	642,567

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
Vistra Corp.	36,332	$866,881

TOTAL UTILITIES		1,509,448

TOTAL COMMON STOCKS
Cost ($ 438,084,364)		628,618,825

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 4.760%	1,099,238	1,099,238

SECURITIES LENDING COLLATERAL — (0.1%)
@§ The DFA Short Term Investment Fund	50,489	584,009

TOTAL INVESTMENTS — (100.0%)
(Cost $ 439,767,521)		$630,302,072

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$56,216,299	—	—	$56,216,299
Consumer Discretionary	33,633,196	$17,734	—	33,650,930
Consumer Staples	34,594,920	—	—	34,594,920
Energy	96,345,487	—	—	96,345,487
Financials	127,267,405	—	—	127,267,405
Health Care	98,307,128	—	—	98,307,128
Industrials	78,039,253	—	—	78,039,253
Information Technology	48,573,356	—	—	48,573,356
Materials	51,409,307	—	—	51,409,307
Real Estate	2,705,292	—	—	2,705,292
Utilities.	1,509,448	—	—	1,509,448
Temporary Cash Investments	1,099,238	—	—	1,099,238
Securities Lending Collateral	—	584,009	—	584,009

TOTAL	$629,700,329	$601,743	—	$630,302,072

See accompanying Notes to Financial Statements.

VA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
	COMMON STOCKS — (93.1%)
	AUSTRALIA — (6.4%)
*	Allkem Ltd.	6,141	$50,433
	Ampol Ltd.	17,510	349,372
	Ansell Ltd.	8,313	147,931
	Aurizon Holdings Ltd.	179,384	407,856
	Australia & New Zealand Banking Group Ltd.	237,324	3,853,722
#	Bank of Queensland Ltd.	26,138	100,935
	Beach Energy Ltd.	176,844	174,065
	Bendigo & Adelaide Bank Ltd.	27,893	160,587
	BlueScope Steel Ltd.	84,388	1,121,661
	Brickworks Ltd.	2,966	49,349
	Challenger Ltd.	53,101	213,680
	Cleanaway Waste Management Ltd.	149,679	241,052
	Evolution Mining Ltd.	198,273	467,523
	Fortescue Metals Group Ltd.	12,971	181,485
#	Harvey Norman Holdings Ltd.	80,981	194,484
	Iluka Resources Ltd.	2,763	20,302
	Incitec Pivot Ltd.	190,619	406,136
	Lendlease Corp. Ltd.	50,973	253,152
	National Australia Bank Ltd.	187,661	3,612,690
#	New Hope Corp. Ltd.	53,352	188,595
	Newcrest Mining Ltd.	84,715	1,617,621
	Nine Entertainment Co Holdings Ltd.	131,575	181,496
	Northern Star Resources Ltd.	97,467	869,387
	Orica Ltd.	39,070	421,714
	Origin Energy Ltd.	92,720	514,087
	QBE Insurance Group Ltd.	29,628	302,970
	Qube Holdings Ltd.	117,061	239,483
	Rio Tinto Ltd.	17,699	1,327,507
	Santos Ltd.	317,467	1,503,871
	Seven Group Holdings Ltd.	12,728	201,046
	Sonic Healthcare Ltd.	19,726	465,000
	South32 Ltd.	478,726	1,353,239
	SunCorp Group Ltd.	131,384	1,093,903
	TPG TeleCom Ltd.	35,131	125,400
	Treasury Wine Estates Ltd.	16,365	151,591
Ω	Viva Energy Group Ltd.	77,731	160,670
	Westpac Banking Corp.	190,089	2,845,475
	Whitehaven Coal Ltd.	90,155	432,633
	Woodside Energy Group Ltd.	119,585	2,713,422
	Worley Ltd.	14,874	149,446
#	YanCoal Australia Ltd.	8,333	30,806

	TOTAL AUSTRALIA		28,895,777

	AUSTRIA — (0.1%)
	Erste Group Bank AG	10,093	366,974

	BELGIUM — (0.5%)
	Ageas SA	12,339	549,762
	KBC Group NV	14,235	1,017,638
	Solvay SA	7,791	935,065

	TOTAL BELGIUM		2,502,465

	CANADA — (8.8%)
	AgniCo Eagle Mines Ltd.	19,600	1,111,908

1802

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	AltaGas Ltd.	19,080	$333,761
#	ARC Resources Ltd.	38,559	478,981
#	Bank of Montreal	48,163	4,343,274
	Bank of Nova SCotia	100,835	5,032,939
	Barrick Gold Corp.	81,195	1,545,953
	Brookfield Corp, Class A	25,872	839,805
#	Canadian Imperial Bank of Commerce	74,174	3,110,362
	Cenovus Energy, Inc.	32,547	546,790
	Crescent Point Energy Corp.	5,600	41,440
	Endeavour Mining PLC	23,711	610,429
	Fairfax Financial Holdings Ltd.	3,164	2,211,075
	First Quantum Minerals Ltd.	61,634	1,497,575
#	Great-West LifeCo, Inc.	13,688	389,166
	iA Financial Corp., Inc.	12,118	813,114
	IGM Financial, Inc.	3,429	105,235
	Imperial Oil Ltd.	6,652	338,786
	Kinross Gold Corp.	141,588	714,203
	Lundin Mining Corp.	86,620	661,709
	Magna International, Inc.	35,119	1,831,807
	Manulife Financial Corp.	87,775	1,733,549
*	MEG Energy Corp.	27,756	462,173
	Nutrien Ltd.	38,541	2,674,787
	Onex Corp.	6,795	312,906
	SunCor Energy, Inc.	93,957	2,942,644
	Teck Resources Ltd, Class B	65,263	3,041,256
	Tourmaline Oil Corp.	20,928	940,242
	West Fraser Timber Co Ltd.	10,651	770,416
	Whitecap Resources, Inc.	79,944	630,182

TOTAL CANADA			40,066,467

CHINA — (0.0%)
Ω	BOC Aviation Ltd.	2,700	21,400

DENMARK — (2.0%)
	AP Moller—Maersk AS, Class A	237	423,565
	AP Moller—Maersk AS, Class B	282	509,729
	Carlsberg AS, Class B	12,608	2,086,583
	Chr Hansen Holding AS	7,541	586,912
*	Danske Bank AS	24,821	524,586
#*	Demant AS	11,492	492,501
	DSV AS	12,455	2,344,059
*	Genmab AS	2,664	1,094,809
	Novozymes AS, Class B	4,293	223,505
	Pandora AS	1,742	161,243
	Rockwool AS, Class A	355	85,477
	Rockwool AS, Class B	615	148,954
	Tryg AS	11,697	276,435
*	Vestas Wind Systems AS	12,909	357,200

TOTAL DENMARK.			9,315,558

FINLAND — (0.9%)
	Nokia Oyj	189,492	801,769
	Nokia Oyj, Sponsored ADR	21,645	90,692
	Nordea Bank Abp	161,803	1,796,089
	Stora Enso Oyj, Class R	56,813	720,778
	UPM-Kymmene Oyj	23,077	735,935

TOTAL FINLAND			4,145,263

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (10.6%)
*	AcCor SA	14,495	$514,241
	Alstom SA	11,628	292,265
#Ω	Amundi SA	2,141	140,267
	Arkema SA	7,145	706,948
#	AXA SA	95,223	3,108,096
	BNP Paribas SA	55,714	3,599,872
#	Bollore SE	60,491	408,639
#	Bouygues SA	27,858	1,020,139
	Carrefour SA	74,839	1,556,697
	Cie de Saint-Gobain	58,668	3,396,566
	Cie Generale des Etablissements Michelin SCA	80,994	2,579,464
	Credit AgriCole SA	32,751	400,333
	Danone SA	2,968	196,433
	Eiffage SA	9,211	1,096,328
#	Engie SA	145,439	2,327,647
*	Faurecia SE	2,392	49,470
	Orange SA	246,390	3,206,991
	Publicis Groupe SA	23,218	1,898,235
*	Renault SA	17,284	641,979
	Rexel SA	20,449	473,672
	Sanofi	33,288	3,587,391
	Societe Generale SA	66,873	1,624,229
	TotalEnergies SE, Sponsored ADR.	7,191	459,721
	TotalEnergies SE	214,352	13,697,074
#	VInci SA	3,777	467,182
#	Vivendi SE	21,269	233,628
*Ω	Worldline SA	7,358	320,093

TOTAL FRANCE			48,003,600

GERMANY — (6.7%)
	BASF SE	65,381	3,381,776
	Bayer AG	77,612	5,122,103
	Bayerische Motoren Werke AG	26,131	2,928,877
*	Commerzbank AG	144,317	1,603,810
	Continental AG	12,810	898,841
*Ω	Covestro AG	23,892	1,048,153
*	Daimler Truck Holding AG	39,415	1,302,388
	Deutsche Bank AG	95,150	1,046,782
*	Deutsche Lufthansa AG	29,747	319,778
Ω	DWS Group GmbH & Co KGaA	822	27,332
	EON SE	98,957	1,308,978
	Evonik Industries AG	17,755	387,529
	Fresenius Medical Care AG & Co KGaA	9,626	467,092
	Fresenius SE & Co KGaA	36,425	1,055,377
	HeidelbergCement AG	14,794	1,120,521
	Mercedes-Benz Group AG	86,769	6,766,768
	RTL Group SA	1,107	51,890
*	Siemens Energy AG	15,000	368,161
*	Talanx AG	4,659	234,328
	Telefonica Deutschland Holding AG	149,446	504,974
	Volkswagen AG	3,115	522,986

TOTAL GERMANY			30,468,444

HONG KONG — (2.0%)
	BOC Hong Kong Holdings Ltd.	274,500	866,520
#*	Cathay Pacific Airways Ltd.	175,090	169,423
	CK Asset Holdings Ltd.	206,217	1,219,386
	CK Hutchison Holdings Ltd.	242,012	1,617,954

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	CK Infrastructure Holdings Ltd.	24,500	$139,488
Ω	ESR Group Ltd.	53,800	84,097
	Hang Lung Properties Ltd.	147,000	268,705
	Hang Seng Bank Ltd.	25,100	372,053
	Henderson Land Development Co Ltd.	74,255	264,402
	HKT Trust & HKT Ltd.	42,000	55,199
	MTR Corp. Ltd.	91,660	457,981
	New World Development Co Ltd.	137,460	366,589
	Sino Land Co Ltd.	377,205	508,311
	Sun Hung Kai Properties Ltd.	95,362	1,327,752
	Swire Pacific Ltd, Class A	39,000	309,587
	Swire Pacific Ltd, Class B	92,500	117,439
Ω	WH Group Ltd.	1,070,189	595,815
	Xinyi Glass Holdings Ltd.	161,000	294,556

TOTAL HONG KONG			9,035,257

IRELAND — (0.5%)
	AIB Group PLC.	15,702	67,528
	Bank of Ireland Group PLC	43,740	452,399
	CRH PLC.	3,847	185,633
	CRH PLC, Sponsored ADR	34,336	1,665,296

TOTAL IRELAND			2,370,856

ISRAEL — (0.6%)
	Bank Hapoalim BM	78,721	678,149
	Bank Leumi Le-Israel BM	81,346	644,804
	Delek Group Ltd.	995	108,391
	Harel Insurance Investments & Financial Services Ltd.	17,029	152,854
	Israel Discount Bank Ltd, Class A	127,123	631,781
*	Migdal Insurance & Financial Holdings Ltd.	27,124	29,248
	Phoenix Holdings Ltd.	22,639	242,879
*	Teva Pharmaceutical Industries Ltd, Sponsored ADR	36,627	319,754

TOTAL ISRAEL			2,807,860

ITALY — (2.3%)
	Eni SpA	150,476	2,273,304
	Intesa Sanpaolo SpA	625,444	1,644,537
	Mediobanca Banca di Credito Finanziario SpA	14,292	153,484
#	Stellantis NV	145,096	2,406,645
	Stellantis NV	30,896	513,801
#*	TeleCom Italia SpA	922,728	271,386
*	TeleCom Italia SpA, Sponsored ADR	17,100	49,983
	UniCredit SpA	161,671	3,203,584

TOTAL ITALY			10,516,724

JAPAN — (18.2%)
	ACom Co Ltd.	27,300	66,889
	ADEKA Corp.	2,400	40,530
	AEON Financial Service Co Ltd.	12,200	108,673
	AGC, Inc.	23,900	891,108
	Air Water, Inc.	16,900	213,545
	Aisin Corp.	16,400	481,364
	Alfresa Holdings Corp.	12,800	185,337
	Alps Alpine Co Ltd.	21,900	199,948
	Amada Co Ltd.	24,400	227,823
#	Aozora Bank Ltd.	6,400	114,809
	Asahi Group Holdings Ltd.	11,700	452,019

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Asahi Kasei Corp.	127,800	$902,672
	Bank of Kyoto Ltd.	2,500	123,006
	Bridgestone Corp.	16,200	650,565
	Brother Industries Ltd.	23,500	369,073
	Canon Marketing Japan, Inc.	5,100	127,515
	Canon, Inc.	27,400	652,595
	Chiba Bank Ltd.	30,300	197,860
	Coca-Cola Bottlers Japan Holdings, Inc.	9,400	101,297
	CoMSYS Holdings Corp.	5,600	107,162
	ConCordia Financial Group Ltd.	57,500	218,176
	Cosmo Energy Holdings Co Ltd.	8,600	274,934
	Credit Saison Co Ltd.	15,000	207,824
	Dai Nippon Printing Co Ltd.	14,500	416,818
	Daicel Corp.	28,800	227,055
	Dai-ichi Life Holdings, Inc.	50,200	933,758
	Daiwa House Industry Co Ltd.	33,000	841,120
	Daiwa Securities Group, Inc.	116,000	538,784
	Denka Co Ltd.	7,400	148,203
	Dentsu Group, Inc.	1,300	46,845
	DIC Corp.	8,000	147,787
	Dowa Holdings Co Ltd.	4,900	160,085
	ENEOS Holdings, Inc.	321,427	1,143,484
	EXEO Group, Inc.	1,900	35,255
	Fuji Media Holdings, Inc.	1,800	16,874
	FUJIFILM Holdings Corp.	10,700	557,683
	Fujikura Ltd.	7,300	49,772
	Fukuoka Financial Group, Inc.	9,200	173,283
	Hachijuni Bank Ltd.	6,100	27,329
	Hankyu Hanshin Holdings, Inc.	17,500	546,373
	Haseko Corp.	23,500	286,896
*	Hino Motors Ltd.	25,600	100,867
	Hitachi Construction Machinery Co Ltd.	10,100	248,883
	Hitachi Ltd.	5,700	315,293
	Honda Motor Co Ltd.	108,400	2,875,096
	House Foods Group, Inc.	1,700	37,380
	Idemitsu Kosan Co Ltd.	22,900	487,611
	Iida Group Holdings Co Ltd.	14,400	256,022
	INFRONEER Holdings, Inc.	21,000	165,870
	Inpex Corp.	102,100	1,117,285
	Isetan Mitsukoshi Holdings Ltd.	13,100	144,634
	Isuzu Motors Ltd.	65,500	773,491
	ITOCHU Corp.	18,000	597,147
	Iwatani Corp.	4,600	217,777
	J Front Retailing Co Ltd.	25,300	266,087
	Japan Post Bank Co Ltd.	23,500	187,661
	Japan Post Holdings Co Ltd.	41,800	344,094
	Japan Post Insurance Co Ltd.	10,000	162,391
	JFE Holdings, Inc.	51,900	613,992
	JGC Holdings Corp.	6,800	85,070
	JTEKT Corp.	21,300	175,895
	Kajima Corp.	40,900	541,129
	Kamigumi Co Ltd.	6,400	140,261
	Kaneka Corp.	7,200	191,546
	Kawasaki Heavy Industries Ltd.	15,400	335,015
#	Kawasaki Kisen Kaisha Ltd.	4,800	114,386
	Kewpie Corp.	2,900	48,683
	Kinden Corp.	7,000	95,443
	Kobe Steel Ltd.	21,500	160,193
	Koito Manufacturing Co Ltd.	4,800	92,849

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Komatsu Ltd.	39,900	$992,308
	Konica Minolta, Inc.	28,900	120,553
	K’s Holdings Corp.	13,800	122,313
	Kuraray Co Ltd.	35,100	328,242
	Kyocera Corp.	8,600	451,393
	Lixil Corp.	30,000	472,231
	Mabuchi Motor Co Ltd.	2,700	76,200
	Marubeni Corp.	82,800	1,175,196
	Mazda Motor Corp.	53,400	483,242
	Mebuki Financial Group, Inc.	38,440	98,470
	Medipal Holdings Corp.	8,800	134,446
	Mitsubishi Chemical Group Corp.	138,700	813,703
	Mitsubishi Corp.	76,200	2,825,180
	Mitsubishi Electric Corp.	39,100	484,796
	Mitsubishi Estate Co Ltd.	43,800	539,804
	Mitsubishi Gas Chemical Co, Inc.	16,700	243,127
	Mitsubishi HC Capital, Inc.	76,800	398,648
	Mitsubishi Heavy Industries Ltd.	24,200	917,670
	Mitsubishi Logistics Corp.	2,599	64,401
	Mitsubishi Materials Corp.	11,500	188,308
*	Mitsubishi Motors Corp.	73,100	280,970
	Mitsubishi UFJ Financial Group, Inc.	398,200	2,492,546
	Mitsui & Co Ltd.	56,300	1,757,613
	Mitsui Chemicals, Inc.	19,900	503,490
	Mitsui Fudosan Co Ltd.	37,400	742,839
#	Mitsui OSK Lines Ltd.	26,400	654,472
	Mizuho Financial Group, Inc.	75,420	1,093,275
	MS&AD Insurance Group Holdings, Inc.	14,650	480,847
	NEC Corp.	27,700	1,065,212
	NGK Insulators Ltd.	19,900	249,781
	NH Foods Ltd.	8,400	245,137
	Nikon Corp.	21,300	220,180
	Nippon Electric Glass Co Ltd.	5,400	103,087
	Nippon Express Holdings, Inc.	8,000	469,455
	Nippon Steel Corp.	48,218	1,029,812
#	Nippon Yusen KK	43,700	1,033,020
	Nissan Motor Co Ltd.	143,300	522,534
	Nisshin Seifun Group, Inc.	6,400	77,577
	Niterra Co Ltd.	14,700	308,109
	Nomura Holdings, Inc.	111,100	398,282
	Nomura Real Estate Holdings, Inc.	12,900	321,455
	NSK Ltd.	35,700	201,559
	Obayashi Corp.	70,100	584,408
	Oji Holdings Corp.	93,000	365,462
	ORIX Corp.	67,200	1,143,241
	Otsuka Holdings Co Ltd.	6,500	221,135
	PALTAC Corp.	1,700	65,224
	Panasonic Holdings Corp.	124,900	1,176,405
	Resona Holdings, Inc.	101,400	505,374
	Resonac Holdings Corp.	17,200	272,366
	RiCoh Co Ltd.	56,700	469,460
	Rinnai Corp.	3,000	72,511
	Rohm Co Ltd.	2,300	173,163
	Sankyo Co Ltd.	1,700	74,998
	Sankyu, Inc.	1,000	35,270
	SBI Holdings, Inc.	25,400	496,081
*	SBI Shinsei Bank Ltd.	3,200	57,424
	Seiko Epson Corp.	29,800	455,753
	Seino Holdings Co Ltd.	7,900	87,706

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sekisui Chemical Co Ltd.	15,400	$219,180
	Sekisui House Ltd.	47,700	980,647
*	Sharp Corp.	2,600	18,530
	Shimamura Co Ltd.	1,900	174,428
	Shimizu Corp.	58,900	359,703
	Shizuoka Financial Group, Inc.	13,000	97,989
	SoftBank Group Corp.	22,520	844,554
	Sohgo Security Services Co Ltd.	4,200	117,303
	Sojitz Corp.	26,394	555,898
	Sompo Holdings, Inc.	10,397	433,863
	Stanley Electric Co Ltd.	10,300	232,346
	Subaru Corp.	65,800	1,073,975
	Sumitomo Chemical Co Ltd.	192,000	648,810
	Sumitomo Corp.	65,900	1,181,116
	Sumitomo Electric Industries Ltd.	76,200	972,484
	Sumitomo Forestry Co Ltd.	14,700	317,582
	Sumitomo Heavy Industries Ltd.	12,100	292,360
	Sumitomo Metal Mining Co Ltd.	25,700	948,553
	Sumitomo Mitsui Financial Group, Inc.	47,296	1,933,159
	Sumitomo Mitsui Trust Holdings, Inc.	17,903	645,362
	Sumitomo Pharma Co Ltd.	11,400	71,519
	Sumitomo Realty & Development Co Ltd.	33,500	782,199
	Sumitomo Rubber Industries Ltd.	17,500	160,509
	Suzuken Co Ltd.	5,100	145,150
	Suzuki Motor Corp.	13,800	481,185
	Taiheiyo Cement Corp.	12,600	225,932
	Taisei Corp.	14,700	499,960
	Taisho Pharmaceutical Holdings Co Ltd.	1,300	56,142
	Takashimaya Co Ltd.	11,000	162,496
	Takeda Pharmaceutical Co Ltd.	78,467	2,601,898
	TDK Corp.	13,400	460,677
	Teijin Ltd.	18,500	206,625
	THK Co Ltd.	4,400	98,714
	Toda Corp.	9,700	56,751
	Tokai Carbon Co Ltd.	16,200	147,221
	Tokyo Century Corp.	3,000	103,206
	Tokyo Tatemono Co Ltd.	21,700	274,830
	Tokyu Fudosan Holdings Corp.	70,500	357,773
	Toppan, Inc.	14,300	304,000
	Toray Industries, Inc.	131,700	746,383
	Tosoh Corp.	26,000	347,367
	Toyo Seikan Group Holdings Ltd.	11,800	166,686
	Toyo Tire Corp.	8,600	102,460
	Toyoda Gosei Co Ltd.	6,400	109,759
	Toyota Boshoku Corp.	8,100	128,213
	Toyota Industries Corp.	5,900	342,896
	Toyota Motor Corp.	252,050	3,460,653
	Toyota Tsusho Corp.	17,600	731,584
	Yamada Holdings Co Ltd.	53,500	186,433
	Yamaha Motor Co Ltd.	31,200	809,055
	Yamato Kogyo Co Ltd.	1,000	39,287
	Yamazaki Baking Co Ltd.	8,800	117,913
	Yokohama Rubber Co Ltd.	14,800	321,761
	Z Holdings Corp.	94,400	258,584
	Zeon Corp.	13,700	141,354

TOTAL JAPAN.			82,796,660

NETHERLANDS — (3.4%)
#Ω	ABN AMRO Bank NV, CVA	22,292	357,280

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	Aegon NV	109,392	$499,126
#	Akzo Nobel NV	14,862	1,232,926
	ArcelorMittal SA	15,639	444,289
#	ArcelorMittal SA	38,069	1,083,814
	ASR Nederland NV	8,817	387,795
	Coca-Cola Europacific Partners PLC	8,890	568,531
#	Heineken NV	8,099	929,969
#	ING Groep NV, Sponsored ADR	18,092	223,979
#	ING Groep NV	146,876	1,821,598
	JDE Peet’s NV	8,580	260,983
	Koninklijke Ahold Delhaize NV	133,198	4,579,983
	Koninklijke KPN NV	190,617	695,158
	Koninklijke Philips NV	31,201	658,716
#	Koninklijke Philips NV	1,000	21,132
	NN Group NV	18,568	692,407
	OCI NV	815	21,476
	Randstad NV	11,237	610,571
	Stellantis NV	10,010	166,466

TOTAL NETHERLANDS			15,256,199

NEW ZEALAND — (0.3%)
*	Air New Zealand Ltd.	156,673	73,817
*	Auckland International Airport Ltd.	53,001	290,199
	Chorus Ltd.	24,155	129,157
	EBOS Group Ltd.	11,144	305,825
	Fletcher Building Ltd.	58,153	162,149
	Fonterra Co-operative Group Ltd.	4,389	9,377
#	Port of Tauranga Ltd.	8,657	33,813
	Ryman Healthcare Ltd.	19,262	63,277
	Summerset Group Holdings Ltd.	14,485	72,997

TOTAL NEW ZEALAND			1,140,611

NORWAY — (0.8%)
*	Adevinta ASA	2,816	21,692
#	Aker ASA, Class A	1,464	89,482
	Aker BP ASA	8,000	191,247
	Austevoll Seafood ASA	5,842	55,017
#	DNB Bank ASA	64,001	1,125,783
Ω	Elkem ASA	34,852	117,960
	Frontline PLC	2,120	32,889
	Golden Ocean Group Ltd.	17,681	162,873
	Hafnia Ltd.	9,197	49,893
#	Norsk Hydro ASA	91,465	673,096
	SpareBank 1 SR-Bank ASA	10,821	126,762
	Storebrand ASA	27,367	211,150
	Subsea 7 SA	23,150	264,616
	Wallenius Wilhelmsen ASA	18,082	135,326
	Yara International ASA	9,961	401,118

TOTAL NORWAY.			3,658,904

PORTUGAL — (0.1%)
	EDP Renovaveis SA	12,688	282,025
	Galp Energia SGPS SA	17,816	215,283

TOTAL PORTUGAL			497,308

SINGAPORE — (1.0%)
	City Developments Ltd.	47,000	245,871

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Hongkong Land Holdings Ltd.	54,500	$242,549
	Jardine Cycle & Carriage Ltd.	4,500	114,609
	Keppel Corp Ltd.	182,400	846,953
	Oversea-Chinese Banking Corp. Ltd.	124,500	1,177,880
*	SembCorp Marine Ltd.	3,481,110	324,657
	Singapore Airlines Ltd.	167,500	736,713
	UOL Group Ltd.	40,699	212,322
	Wilmar International Ltd.	242,000	714,799

TOTAL SINGAPORE			4,616,353

SPAIN — (2.2%)
	BanCo Bilbao Vizcaya Argentaria SA	239,554	1,753,771
	BanCo Bilbao Vizcaya Argentaria SA, Sponsored ADR	85,827	629,970
	BanCo de Sabadell SA	144,096	150,176
#	BanCo Santander SA	1,370,586	4,814,973
	CaixaBank SA	135,577	501,853
	Repsol SA	149,808	2,200,635

TOTAL SPAIN			10,051,378

SWEDEN — (2.5%)
	AFRY AB	4,206	79,068
	Billerud AB	22,231	213,512
#	Boliden AB	28,909	1,033,117
#Ω	Dometic Group AB	16,857	120,825
	Electrolux AB, Class B	21,015	317,013
	Essity AB, Class B	2,086	63,217
	Getinge AB, Class B	14,565	369,672
	Holmen AB, Class B	5,250	198,606
#	Husqvarna AB, Class B	34,078	294,135
	Loomis AB	7,523	240,802
*	MilliCom International Cellular SA, SDR	19,342	346,923
	Pandox AB	2,525	30,087
	Saab AB, Class B	5,367	301,353
	Securitas AB, Class B	49,874	447,035
#*Ω	SInch AB	6,204	16,467
	Skandinaviska Enskilda Banken AB, Class A	64,380	732,051
	Skanska AB, Class B	37,093	606,710
	SKF AB, Class B	40,116	726,568
	SSAB AB, Class A	21,492	152,633
	SSAB AB, Class B	67,045	453,163
	Svenska Cellulosa AB SCA, Class A	318	4,344
#	Svenska Cellulosa AB SCA, Class B	19,810	271,788
	Svenska Handelsbanken AB, Class A	44,022	389,145
	Swedbank AB, Class A	35,798	622,041
	Telefonaktiebolaget LM Ericsson, Class B	82,189	452,507
	Telia Co AB.	175,120	487,564
	Trelleborg AB, Class B	24,931	626,468
	Vitrolife AB	1,139	25,644
	Volvo AB, Class A	8,322	176,228
	Volvo AB, Class B	67,725	1,392,473
#*	Volvo Car AB, Class B	12,397	51,172

TOTAL SWEDEN.			11,242,331

SWITZERLAND — (9.9%)
	ABB Ltd.	30,951	1,116,514
#	AlCon, Inc.	19,790	1,435,623
	Baloise Holding AG	3,212	537,667
	Barry Callebaut AG	49	104,619

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Cie Financiere Richemont SA, Class A	33,393	$5,519,889
*	Credit Suisse Group AG	65,431	58,878
	Credit Suisse Group AG, Sponsored ADR	77,716	69,548
*	DSM-Firmenich AG	12,705	1,662,598
	Holcim AG	48,967	3,233,152
	Julius Baer Group Ltd.	23,009	1,648,737
	Novartis AG, Sponsored ADR	102,431	10,506,348
	Novartis AG	14,430	1,476,101
	SIG Group AG	27,078	724,760
	Swatch Group AG	1,367	468,966
	Swatch Group AG	2,714	171,220
	Swiss Life Holding AG	2,592	1,710,867
	Swiss Prime Site AG	2,133	193,078
	Swiss Re AG	13,170	1,326,271
	SwissCo.m AG	3,536	2,427,642
*	UBS Group AG	216,179	4,392,950
	Zurich Insurance Group AG	12,509	6,066,267

TOTAL SWITZERLAND			44,851,695

UNITED KINGDOM — (13.3%)
	3i Group PLC	83,128	1,849,518
	abrdn PLC	102,372	274,329
Ω	Airtel Africa PLC	45,493	68,673
	Anglo American PLC	44,187	1,361,586
	Associated British Foods PLC	19,761	486,883
	Aviva PLC	337,052	1,794,579
	Barclays PLC, Sponsored ADR	231,313	1,866,696
	Barclays PLC	165,688	333,764
	Barratt Developments PLC	57,563	362,152
	Bellway PLC	7,263	220,210
	Berkeley Group Holdings PLC	1,260	70,512
	BP PLC, Sponsored ADR	2,325	93,647
	BP PLC	637,336	4,275,884
	British American Tobacco PLC, Sponsored ADR	14,611	541,338
	British American Tobacco PLC	106,755	3,944,148
	BT Group PLC	861,090	1,719,848
*	Dowlais Group PLC	50,478	84,120
	DS Smith PLC	134,741	526,064
	Glencore PLC	441,948	2,608,657
	Haleon PLC	47,282	207,885
	HSBC Holdings PLC	16,506	118,964
#	HSBC Holdings PLC, Sponsored ADR	151,414	5,458,475
	Investec PLC	41,799	233,010
	J Sainsbury PLC	209,983	729,692
	Johnson Matthey PLC	2,416	59,684
*Ω	Just Eat Takeaway.com NV	2,870	50,328
	Kingfisher PLC	200,955	651,314
	Lloyds Banking Group PLC	3,261,234	1,981,267
	Lloyds Banking Group PLC, ADR	608,371	1,472,258
	M&G PLC	52,441	135,536
	Melrose Industries PLC	50,478	260,020
	Mondi PLC.	1,273	20,286
	NatWest Group PLC	159,979	526,986
#	NatWest Group PLC, Sponsored ADR	84,894	562,845
	Pearson PLC	12,532	139,428
	Pearson PLC, Sponsored ADR	23,439	258,767
	Shell PLC	36,847	1,132,240
	Shell PLC, ADR	290,164	17,984,365
	Standard Chartered PLC	146,778	1,162,941

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»
UNITED KINGDOM — (Continued)
Taylor Wimpey PLC	262,338	$423,378
Tesco PLC	375,840	1,328,765
Vodafone Group PLC	2,031,496	2,440,081
Vodafone Group PLC, Sponsored ADR	63,098	754,019
Whitbread PLC	1,622	66,392

TOTAL UNITED KINGDOM		60,641,534

TOTAL COMMON STOCKS		423,269,618

PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
Bayerische Motoren Werke AG	5,480	582,495
Porsche Automobil Holding SE	7,818	435,441
Volkswagen AG	18,370	2,508,419

TOTAL GERMANY		3,526,355

TOTAL INVESTMENT SECURITIES
(Cost $394,387,084)		426,795,973

		Value	†

SECURITIES LENDING COLLATERAL — (6.1%)
@§ The DFA Short Term Investment Fund	2,379,536	27,524,092

TOTAL INVESTMENTS — (100.0%)
(Cost $421,908,596)		$454,320,065

As of April 30, 2023, VA International Value Portfolio had entered into the following outstanding futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	4	06/16/23	$824,178	$837,701	$13,523

Total Futures Contracts.			$824,178	$837,701	$13,523

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$28,895,777	—	$28,895,777
Austria	—	366,974	—	366,974
Belgium	—	2,502,465	—	2,502,465
Canada	$40,066,467	—	—	40,066,467
China	—	21,400	—	21,400
Denmark	—	9,315,558	—	9,315,558
Finland	90,692	4,054,571	—	4,145,263
France	459,721	47,543,879	—	48,003,600
Germany	526,806	29,941,638	—	30,468,444
Hong Kong	—	9,035,257	—	9,035,257
Ireland	1,665,296	705,560	—	2,370,856
Israel	319,754	2,488,106	—	2,807,860
Italy	563,784	9,952,940	—	10,516,724

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Japan	—	$82,796,660	—	$82,796,660
Netherlands	$1,495,391	13,760,808	—	15,256,199
New Zealand	—	1,140,611	—	1,140,611
Norway.	—	3,658,904	—	3,658,904
Portugal	—	497,308	—	497,308
Singapore	—	4,616,353	—	4,616,353
Spain	629,970	9,421,408	—	10,051,378
Sweden	—	11,242,331	—	11,242,331
Switzerland	14,753,729	30,097,966	—	44,851,695
United Kingdom	29,076,530	31,565,004	—	60,641,534
Preferred Stocks
Germany	—	3,526,355	—	3,526,355
Securities Lending Collateral	—	27,524,092	—	27,524,092
Futures Contracts**	13,523	—	—	13,523

TOTAL	$89,661,663	$364,671,925	—	$454,333,588

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

VA INTERNATIONAL SMALL PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (93.6%)
AUSTRALIA — (5.7%)
*	A2B Australia Ltd.	9,538	$9,716
	Accent Group Ltd.	47,571	80,503
	Acrow Formwork & Construction Services Ltd.	20,164	11,694
#	Adairs Ltd.	20,050	29,918
	Adbri Ltd.	40,301	42,551
*	Ainsworth Game Technology Ltd.	11,272	7,237
#*	Alcidion Group Ltd.	58,601	3,792
*	Alkane Resources Ltd.	69,913	40,782
*	Alliance Aviation Services Ltd.	13,267	27,303
#*	AMA Group Ltd.	91,149	9,965
	AMP Ltd.	329,173	248,874
	Ansell Ltd.	16,195	288,192
#*	Appen Ltd.	8,346	17,499
#*	Arafura Rare Earths Ltd.	349,197	95,928
#	ARB Corp. Ltd.	10,123	216,256
#*	Archer Materials Ltd.	10,038	2,700
	Ardent Leisure Group Ltd.	72,872	26,433
*	Aroa Biosurgery Ltd.	37,311	25,937
	AUB Group Ltd.	14,070	257,867
#*	Audinate Group Ltd.	9,329	54,375
#*	Aurelia Metals Ltd.	145,235	13,092
#*	Aussie Broadband Ltd.	19,735	43,491
	Austal Ltd.	26,442	29,020
*	Australian Agricultural Co. Ltd.	38,789	39,511
#	Australian Clinical Labs Ltd.	12,753	29,923
	Australian Ethical Investment Ltd.	7,530	16,252
	Australian Finance Group Ltd.	24,189	25,917
#*	Australian Strategic Materials Ltd.	13,181	9,255
	Australian Vintage Ltd.	35,719	12,094
	Auswide Bank Ltd.	4,749	16,590
	AVJennings Ltd.	30,044	9,048
#*††	AVZ Minerals Ltd.	217,167	22,770
#	Baby Bunting Group Ltd.	18,263	26,268
	Bapcor Ltd.	44,195	192,849
	Base Resources Ltd.	50,358	6,329
	Beach Energy Ltd.	184,669	181,768
	Beacon Lighting Group Ltd.	7,786	9,440
	Bega Cheese Ltd.	32,803	82,599
#	Bell Financial Group Ltd.	16,281	10,475
*	Bellevue Gold Ltd.	140,181	131,595
#*	Betmakers Technology Group Ltd.	25,815	3,019
#*	Bigtincan Holdings Ltd.	34,867	9,529
	Blackmores Ltd.	1,819	114,900
*	Boral Ltd.	37,750	103,619
#*	Boss Energy Ltd.	48,844	86,009
#	Bravura Solutions Ltd.	51,427	15,389
	Breville Group Ltd.	13,186	181,143
	Brickworks Ltd.	8,205	136,516
#*	Bubs Australia Ltd.	67,202	8,676
#*	BWX Ltd.	22,565	2,986
*	Byron Energy Ltd.	58,539	2,950
#*	Calidus Resources Ltd.	34,215	4,531
	Calidus Resources Ltd.	8,525	1,128
	Capitol Health Ltd.	65,386	11,895
	Capral Ltd.	1,923	9,404

1814

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Capricorn Metals Ltd.	32,506	$95,649
#*	Carnarvon Energy Ltd.	150,007	12,455
	Cedar Woods Properties Ltd.	9,351	30,371
	Champion Iron Ltd.	37,770	164,105
#*	City Chic Collective Ltd.	25,276	8,180
	ClearView Wealth Ltd.	24,888	8,550
#	Clinuvel Pharmaceuticals Ltd.	6,591	88,694
#	Clover Corp. Ltd.	25,399	20,604
#*	Cobalt Blue Holdings Ltd.	39,534	8,810
	Codan Ltd.	9,251	44,937
#*	Cogstate Ltd.	9,666	10,219
	Collins Foods Ltd.	11,372	65,564
*	Cooper Energy Ltd.	400,748	45,311
#*	Core Lithium Ltd.	82,742	54,466
#	Corporate Travel Management Ltd.	16,158	226,071
	Costa Group Holdings Ltd.	61,282	101,693
	Credit Corp. Group Ltd.	8,852	106,592
	CSR Ltd.	62,643	219,296
	Data#3 Ltd.	22,744	114,817
*	De Grey Mining Ltd.	185,313	198,899
#*	Deep Yellow Ltd.	128,058	45,851
	Dicker Data Ltd.	8,397	45,441
	Domain Holdings Australia Ltd.	30,769	68,624
	Downer EDI Ltd.	64,500	152,590
	Eagers Automotive Ltd.	19,140	180,752
#*	Ecograf Ltd.	45,072	5,880
	Elanor Investor Group	2,855	3,054
	Elders Ltd.	16,462	88,631
#*	Electro Optic Systems Holdings Ltd.	4,620	1,815
#*	Elixir Energy Ltd.	28,233	2,631
#	Emeco Holdings Ltd.	55,197	25,123
*	Emerald Resources NL	39,537	50,542
#*	EML Payments Ltd.	30,737	14,775
	Enero Group Ltd.	7,597	9,189
#*	EnviroSuite Ltd.	65,036	3,944
	EQT Holdings Ltd.	3,389	60,686
	Estia Health Ltd.	28,335	49,436
	Euroz Hartleys Group Ltd.	14,177	11,122
	EVT Ltd.	12,918	103,528
*	Experience Co. Ltd.	24,597	4,746
#	FleetPartners Group Ltd.	44,716	62,324
	Fleetwood Ltd.	9,756	9,789
#*	Flight Centre Travel Group Ltd.	16,515	216,871
#*	Frontier Digital Ventures Ltd.	17,664	5,869
	G8 Education Ltd.	111,168	90,019
#*	Galan Lithium Ltd.	22,234	15,931
#*	Genetic Signatures Ltd.	11,777	5,858
	Gold Road Resources Ltd.	136,425	169,751
	GR Engineering Services Ltd.	12,539	15,137
	GrainCorp Ltd, Class A	29,924	135,579
	Grange Resources Ltd.	55,500	22,779
	GUD Holdings Ltd.	15,222	97,100
	GWA Group Ltd.	32,736	38,240
	Hansen Technologies Ltd.	27,695	82,954
#*	Hastings Technology Metals Ltd.	3,929	5,486
	Healius Ltd.	72,244	143,570
	Healthia Ltd.	12,410	9,744
	Helia Group Ltd.	41,663	87,517
#	Helloworld Travel Ltd.	7,031	14,107

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Highfield Resources Ltd.	24,514	$9,204
#	HT&E Ltd.	38,557	29,341
	HUB24 Ltd.	9,847	186,196
#	Humm Group Ltd.	49,524	15,745
	Iluka Resources Ltd.	5,595	41,112
	Imdex Ltd.	74,126	102,430
#*	Immutep Ltd.	74,141	13,069
	Infomedia Ltd.	62,093	61,802
#	Inghams Group Ltd.	38,264	71,427
	Insignia Financial Ltd.	82,976	164,688
	Integral Diagnostics Ltd.	26,575	55,671
#*	Integrated Research Ltd.	11,699	3,109
	InvoCare Ltd.	16,052	118,553
*	ioneer Ltd.	191,542	39,110
	IPH Ltd.	27,369	148,057
	IRESS Ltd.	20,604	141,570
	IVE Group Ltd.	19,754	31,164
#*	Jervois Global Ltd.	69,646	4,098
	Johns Lyng Group Ltd.	15,544	70,082
	Jumbo Interactive Ltd.	3,461	30,106
	Jupiter Mines Ltd.	181,844	30,162
*	Karoon Energy Ltd.	79,446	113,569
	Kelsian Group Ltd.	19,749	80,507
#*	Kogan.com Ltd.	7,740	22,416
#*	Lark Distilling Co. Ltd.	2,994	3,456
	Lifestyle Communities Ltd.	12,582	142,456
	Link Administration Holdings Ltd.	75,202	106,097
	Lovisa Holdings Ltd.	6,999	124,170
#	Lycopodium Ltd.	4,742	32,082
#	MA Financial Group Ltd.	10,549	32,448
#	Maas Group Holdings Ltd.	4,565	9,165
	Macmahon Holdings Ltd.	161,782	14,493
*	Macquarie Telecom Group Ltd.	1,114	45,390
#	Mader Group Ltd.	4,057	13,202
#	Magellan Financial Group Ltd.	8,440	45,741
#	Mayne Pharma Group Ltd.	8,428	23,257
	McMillan Shakespeare Ltd.	9,141	93,377
	McPherson’s Ltd.	7,753	3,032
#*	Medical Developments International Ltd.	6,581	4,361
#*	Mesoblast Ltd.	53,529	30,572
	Mesoblast Ltd.	5,999	3,414
#*	Metals X Ltd.	120,257	22,050
	Metcash Ltd.	12,851	33,304
	Michael Hill International Ltd.	13,468	8,919
*	MMA Offshore Ltd.	42,290	33,792
	Monadelphous Group Ltd.	13,437	110,762
	Monash IVF Group Ltd.	45,202	34,650
*	Mount Gibson Iron Ltd.	74,201	23,461
	Myer Holdings Ltd.	91,183	53,073
	MyState Ltd.	14,283	33,767
*	Nanosonics Ltd.	29,690	113,108
#	Navigator Global Investments Ltd.	17,539	12,406
#*	Neometals Ltd.	38,972	16,179
	Netwealth Group Ltd.	16,003	145,420
	New Hope Corp. Ltd.	48,847	172,670
	Newcrest Mining Ltd.	5,875	111,667
	nib holdings Ltd.	61,897	317,599
	Nick Scali Ltd.	8,501	55,021
	Nickel Industries Ltd.	156,678	99,684

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Nine Entertainment Co. Holdings Ltd.	175,251	$241,743
#*	Novonix Ltd.	26,095	17,286
	NRW Holdings Ltd.	72,942	117,223
	Nufarm Ltd.	50,398	187,391
	Objective Corp. Ltd.	2,833	24,253
*	OFX Group Ltd.	28,697	27,200
#	OM Holdings Ltd.	27,595	12,290
*	Omni Bridgeway Ltd.	38,201	58,251
	oOh!media Ltd.	67,577	74,041
*	OreCorp Ltd.	14,300	3,721
	Orora Ltd.	92,424	211,239
	Pacific Current Group Ltd.	4,674	23,373
	Pact Group Holdings Ltd.	26,672	17,715
*	Paladin Energy Ltd.	350,385	154,107
*	Panoramic Resources Ltd.	218,305	21,867
#*	Pantoro Ltd.	216,986	10,488
	Peet Ltd.	49,105	36,870
	PeopleIN Ltd.	7,570	15,595
*	Perenti Ltd.	100,608	77,098
	Perpetual Ltd.	13,507	220,745
	Perseus Mining Ltd.	175,799	259,812
*	PEXA Group Ltd.	18,151	161,085
#	Pinnacle Investment Management Group Ltd.	14,934	82,241
	Platinum Asset Management Ltd.	75,324	87,994
#*	PointsBet Holdings Ltd.	30,555	31,837
*	PolyNovo Ltd.	66,849	72,623
*	Poseidon Nickel Ltd.	149,711	3,786
*	PPK Group Ltd.	3,365	2,586
*	PPK Mining Equipment Group Pty Ltd.	3,365	0
#	Praemium Ltd.	49,756	22,724
	Premier Investments Ltd.	8,535	148,537
#*	Prescient Therapeutics Ltd.	56,023	3,606
	Propel Funeral Partners Ltd.	11,096	32,373
	PSC Insurance Group Ltd.	15,632	48,560
	PWR Holdings Ltd.	9,124	60,947
	Ramelius Resources Ltd.	120,178	104,880
*	ReadyTech Holdings Ltd.	3,553	7,272
#*	Red 5 Ltd.	485,625	54,690
#*	Redbubble Ltd.	21,367	5,779
	Regal Partners Ltd.	4,358	9,342
#	Regis Healthcare Ltd.	16,349	23,088
*	Regis Resources Ltd.	94,993	134,409
#*	Reject Shop Ltd.	1,897	6,059
	Reliance Worldwide Corp. Ltd.	86,769	236,630
*	Resolute Mining Ltd.	251,256	79,729
#*	Retail Food Group Ltd.	474,627	22,685
*	Rex Minerals Ltd.	76,926	12,577
	Ridley Corp. Ltd.	33,998	48,747
*	RPMGlobal Holdings Ltd.	21,479	19,965
#*	Rumble Resources Ltd.	37,032	5,420
*††	Salmat Ltd.	3,642	0
*	Sandfire Resources Ltd.	59,517	259,307
#	Select Harvests Ltd.	21,221	62,269
	Servcorp Ltd.	6,297	13,216
	Service Stream Ltd.	91,018	40,205
*	Seven West Media Ltd.	118,278	30,248
	SG Fleet Group Ltd.	16,719	22,396
*	Sierra Rutile Holdings Ltd.	31,166	4,661
	Sigma Healthcare Ltd.	177,485	82,374

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Silver Lake Resources Ltd.	124,833	$105,238
#*	Silver Mines Ltd.	89,626	13,095
	Sims Ltd.	22,887	239,850
#	SmartGroup Corp. Ltd.	16,202	72,521
	Solvar Ltd.	26,548	33,269
	Southern Cross Electrical Engineering Ltd.	24,152	10,262
	Southern Cross Media Group Ltd.	48,316	26,823
*††	SpeedCast International Ltd.	29,981	0
*	St Barbara Ltd.	132,585	53,070
*	Star Entertainment Group Ltd.	170,685	144,685
*	Strandline Resources Ltd.	95,581	22,951
#*	Strike Energy Ltd.	147,986	46,748
	Sunland Group Ltd.	14,139	13,481
	Super Retail Group Ltd.	22,153	199,922
*	Superloop Ltd.	62,968	25,706
#	Symbio Holdings Ltd.	4,961	6,981
*	Syrah Resources Ltd.	81,401	62,939
	Tabcorp Holdings Ltd.	304,304	212,256
	Technology One Ltd.	16,541	166,763
#*	Temple & Webster Group Ltd.	10,506	28,168
	Ten Sixty Four Ltd.	15,386	5,803
	Terracom Ltd.	76,351	32,537
#*	Tietto Minerals Ltd.	59,620	23,672
*	Tyro Payments Ltd.	50,070	53,003
#	United Malt Group Ltd.	36,500	106,934
*††	Virgin Australia Holdings Pty. Ltd.	110,192	0
Ω	Viva Energy Group Ltd.	26,980	55,768
#*	Vulcan Energy Resources Ltd.	7,574	30,162
#*	Wagners Holding Co. Ltd.	8,025	4,067
#*	Webjet Ltd.	52,612	260,184
*	West African Resources Ltd.	112,453	72,755
#*	Westgold Resources Ltd.	73,936	74,720
*	Widgie Nickel Ltd.	9,239	1,751
#*	Zip Co. Ltd.	38,767	13,244

TOTAL AUSTRALIA			16,663,686

AUSTRIA — (1.3%)
*	Addiko Bank AG	2,352	36,061
	Agrana Beteiligungs AG	2,144	40,308
	ANDRITZ AG	8,743	567,821
	AT&S Austria Technologie & Systemtechnik AG	3,173	97,029
Ω	BAWAG Group AG	10,483	511,298
*	CA Immobilien Anlagen AG	3,801	110,273
*	DO & Co. AG	1,046	122,517
	EVN AG	5,162	124,406
*	FACC AG	2,374	18,369
*	Immofinanz AG	10,232	0
*	IMMOFINANZ AG	1,761	28,770
*	Kapsch TrafficCom AG	757	10,324
*	Lenzing AG	1,233	80,694
	Mayr Melnhof Karton AG	767	122,442
	Oesterreichische Post AG	2,608	100,463
	Palfinger AG	2,888	94,956
	POLYTEC Holding AG	1,603	8,184
	Porr AG	2,323	35,522
*	Raiffeisen Bank International AG	15,462	237,523
	Rosenbauer International AG	346	12,137
	Schoeller-Bleckmann Oilfield Equipment AG	1,398	87,804
	Semperit AG Holding	1,873	49,258

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
	Telekom Austria AG	17,241	$134,602
	UBM Development AG	812	26,507
	UNIQA Insurance Group AG	18,957	170,095
	Vienna Insurance Group AG Wiener Versicherung Gruppe	3,745	110,189
	voestalpine AG	15,702	544,415
	Wienerberger AG	13,664	411,625
	Zumtobel Group AG	3,981	31,270

TOTAL AUSTRIA			3,924,862

BELGIUM — (1.4%)
	Ackermans & van Haaren NV	3,042	535,074
*	AGFA-Gevaert NV	20,629	57,904
	Atenor	533	26,333
	Azelis Group NV	943	22,372
	Barco NV	8,285	241,965
	Bekaert SA	4,681	217,920
#*Ω	Biocartis Group NV	5,650	3,740
	bpost SA	9,253	45,525
*	Cie d’Entreprises CFE	891	9,631
	Deceuninck NV	10,393	26,966
*	Deme Group NV	809	107,050
	Econocom Group SA	14,168	48,665
	Etablissements Franz Colruyt NV	7,323	203,416
*	Euronav NV	23,728	406,797
	EVS Broadcast Equipment SA	1,783	43,459
	Exmar NV	4,511	59,143
	Fagron	8,950	166,366
*	Galapagos NV	4,081	158,340
	Gimv NV	2,299	119,913
*	Greenyard NV	2,745	18,760
*	Hyloris Pharmaceuticals SA	768	10,890
	Immobel SA	570	28,438
	Ion Beam Applications	3,161	57,790
	Jensen-Group NV	507	17,000
*	Kinepolis Group NV	1,476	74,705
	Lotus Bakeries NV	51	352,155
	Melexis NV	2,453	233,832
#*	Mithra Pharmaceuticals SA	419	1,323
#*	Ontex Group NV	11,107	95,266
*	Orange Belgium SA	2,344	38,043
	Proximus SADP	13,464	114,775
	Recticel SA	6,178	88,064
	Shurgard Self Storage Ltd. REIT	3,950	204,241
	Sipef NV	638	41,576
	Telenet Group Holding NV	5,548	128,696
*	Tessenderlo Group SA	2,766	91,662
*	Unifiedpost Group SA	1,279	5,731
	Van de Velde NV	1,093	42,642
	VGP NV	910	95,268
	Viohalco SA	9,200	49,344

TOTAL BELGIUM			4,290,780

CANADA — (10.9%)
*	5N Plus, Inc.	13,400	30,166
	Absolute Software Corp.	9,210	71,654
	Acadian Timber Corp.	1,400	16,285
*	AcuityAds Holdings, Inc.	3,643	5,324
#	ADENTRA, Inc.	2,043	39,236

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Advantage Energy Ltd.	19,181	$107,879
#	Aecon Group, Inc.	10,491	98,107
	Africa Oil Corp.	44,613	86,272
	AG Growth International, Inc.	2,667	116,672
	AGF Management Ltd., Class B	11,245	62,415
	Agnico Eagle Mines Ltd.	96	5,426
#*	Aimia, Inc.	12,133	31,612
#	AirBoss of America Corp.	2,200	11,675
	Alamos Gold, Inc.,Class A	57,905	748,399
	Alaris Equity Partners Income	2,438	31,239
#	Algoma Central Corp.	1,600	18,423
*	Almaden Minerals Ltd., Class B	14,000	1,705
	Altius Minerals Corp.	6,300	98,812
*	Altius Renewable Royalties Corp.	2,800	17,009
	Altus Group Ltd.	6,200	246,197
	Amerigo Resources Ltd.	14,600	17,349
	Andlauer Healthcare Group, Inc.	1,942	73,833
	Andrew Peller Ltd., Class A	4,300	13,996
*	Argonaut Gold, Inc.	45,552	20,845
*	Aritzia, Inc.	11,971	380,464
*	Ascot Resources Ltd.	51,004	24,093
	Atco Ltd., Class I	10,207	337,283
*	Athabasca Oil Corp.	58,945	145,312
*	ATS Corp.	10,714	459,290
#	Aura Minerals, Inc.	2,400	19,397
#*	Aurora Cannabis, Inc.	6,509	3,905
*	AutoCanada, Inc.	2,934	44,502
	B2Gold Corp.	169,910	669,124
	Badger Infrastructure Solutions Ltd.	3,609	79,087
#*	Ballard Power Systems, Inc.	24,100	106,522
*	Bausch Health Cos., Inc.	38,954	287,091
#*	Baytex Energy Corp.	56,344	212,093
#	Birchcliff Energy Ltd.	32,513	197,019
	Bird Construction, Inc.	7,638	48,314
	Black Diamond Group Ltd.	4,896	24,754
#*	BlackBerry Ltd.	55,362	216,465
	BMTC Group, Inc.	850	8,470
*	Bombardier, Inc., Class A	528	23,059
*	Bombardier, Inc., Class B	11,648	503,108
*	Bonterra Energy Corp.	3,035	14,941
	Boralex, Inc., Class A	12,043	351,108
	Boyd Group Services, Inc.	2,853	475,798
	Bridgemarq Real Estate Services	700	7,703
	Brookfield Infrastructure Corp.,Class A	8,435	359,356
*	Calfrac Well Services Ltd.	3,300	10,376
	Calian Group Ltd.	1,900	88,083
*	Calibre Mining Corp.	11,681	13,363
	Canaccord Genuity Group, Inc.	12,896	102,894
#	Canacol Energy Ltd.	3,611	26,786
#*	Canada Goose Holdings, Inc.	7,172	140,684
	Canadian Western Bank	12,218	219,137
*	Canfor Corp.	8,400	126,231
*	Canfor Pulp Products, Inc.	3,143	4,593
	Capital Power Corp.	14,199	462,802
#*	Capstone Copper Corp.	70,612	331,991
	Cardinal Energy Ltd.	14,331	77,217
*	CareRx Corp.	3,200	5,314
	Cascades, Inc.	11,029	89,870
*	Celestica, Inc.	18,318	198,749

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Centerra Gold, Inc.	26,068	$176,246
	CES Energy Solutions Corp.	31,177	61,901
#*	Charlottes Web Holdings, Inc.	9,735	3,341
	CI Financial Corp.	26,197	257,938
	Cogeco Communications, Inc.	2,100	101,772
	Cogeco, Inc.	800	34,052
	Colliers International Group, Inc.	2,862	304,803
	Computer Modelling Group Ltd.	12,144	63,550
#*	Copper Mountain Mining Corp.	20,335	38,273
	Corby Spirit & Wine Ltd.	1,800	20,672
#	Corus Entertainment, Inc., Class B	27,296	28,609
	Crescent Point Energy Corp.	82,975	613,978
*	Crew Energy, Inc.	14,427	48,983
#*	Cronos Group, Inc.	25,818	48,280
	Definity Financial Corp.	1,395	37,839
#*	Denison Mines Corp.	111,124	122,209
*	dentalcorp Holdings Ltd.	1,216	7,961
	Dexterra Group, Inc.	6,209	22,274
	Doman Building Materials Group Ltd.	7,152	32,412
*	Dorel Industries, Inc., Class B	3,700	10,842
	DREAM Unlimited Corp., Class A	3,325	55,439
	Dundee Precious Metals, Inc.	26,117	191,610
	Dye & Durham Ltd.	6,495	69,128
	Dynacor Group, Inc.	4,900	11,031
	ECN Capital Corp.	23,346	54,451
	E-L Financial Corp. Ltd.	204	138,148
*	Eldorado Gold Corp.	29,634	327,432
	Element Fleet Management Corp.	28,946	378,583
#,*	Endeavour Silver Corp.	25,198	98,225
	Enerflex Ltd.	18,236	110,639
*	Energy Fuels, Inc.	5,331	30,295
	Enerplus Corp.	32,176	481,181
	Enghouse Systems Ltd.	7,090	195,140
*	Ensign Energy Services, Inc.	15,950	31,197
	EQB, Inc.	3,986	176,816
#,*	Equinox Gold Corp.	48,640	242,047
*	ERO Copper Corp.	6,989	137,629
	Evertz Technologies Ltd.	4,402	38,534
	Exchange Income Corp.	3,043	117,264
	Exco Technologies Ltd.	4,600	24,989
#	Extendicare, Inc.	7,210	34,431
	Fiera Capital Corp.	11,800	64,711
	Finning International, Inc.	20,006	518,442
	Firm Capital Mortgage Investment Corp.	4,900	40,217
#	First Majestic Silver Corp.	32,793	231,569
#*	First Mining Gold Corp.	27,500	3,654
#	First National Financial Corp.	2,280	63,628
#*	Fission Uranium Corp.	56,500	26,272
*	Foraco International SA	200	263
#,*	Fortuna Silver Mines, Inc.	49,227	184,204
#*	Freegold Ventures Ltd.	22,000	8,119
#	Freehold Royalties Ltd.	17,695	192,642
*	Frontera Energy Corp.	6,849	64,807
#*	Galiano Gold, Inc.	12,801	7,937
	Gamehost, Inc.	2,000	13,271
*	GDI Integrated Facility Services, Inc.	1,900	61,732
#	Gear Energy Ltd.	23,288	18,048
	Gibson Energy, Inc.	19,531	331,415
	goeasy Ltd.	1,536	105,196

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	GoGold Resources, Inc.	26,229	$34,266
#*	GoldMoney, Inc.	6,800	10,389
*	Gran Tierra Energy, Inc.	52,923	41,796
	Guardian Capital Group Ltd., Class A	2,850	89,107
*	Haivision Systems, Inc.	3,200	9,613
	Hammond Power Solutions, Inc.	1,609	47,195
	Headwater Exploration, Inc.	31,363	143,985
*	Heroux-Devtek, Inc.	5,297	50,356
	High Liner Foods, Inc.	2,300	24,734
#	HLS Therapeutics, Inc.	2,903	11,999
#	Home Capital Group, Inc.	7,497	240,982
	Hudbay Minerals, Inc.	35,714	178,980
*	IAMGOLD Corp.	69,545	198,978
*	Imperial Metals Corp.	9,700	12,672
	Information Services Corp.	2,000	33,214
	Innergex Renewable Energy, Inc.	14,869	152,548
	InPlay Oil Corp.	7,900	16,268
*	Interfor Corp.	7,278	114,205
#*	Invesque, Inc.	4,300	3,655
Ω	Jamieson Wellness, Inc.	5,148	127,137
*	Journey Energy, Inc.	2,400	10,699
*	K92 Mining, Inc.	26,045	123,800
*	Karora Resources, Inc.	15,448	55,300
	K-Bro Linen, Inc.	1,500	31,099
*	Kelt Exploration Ltd.	19,288	70,469
#	Keyera Corp.	1,703	40,072
*	Kinaxis, Inc.	651	89,401
	Kingsway Financial Services, Inc.	600	5,208
*	Knight Therapeutics, Inc.	14,616	48,546
#	KP Tissue, Inc.	700	5,254
	Labrador Iron Ore Royalty Corp.	7,500	169,115
#*	Largo, Inc.	1,753	8,295
	Lassonde Industries, Inc., Class A	400	28,641
#	Laurentian Bank of Canada	6,900	164,040
	Leon’s Furniture Ltd.	3,400	48,559
*	Lightspeed Commerce, Inc.	7,884	103,517
	Linamar Corp.	6,105	290,189
	Logistec Corp., Class B	300	9,101
#*	Lucara Diamond Corp.	52,607	20,191
	Lundin Gold, Inc.	10,991	139,370
#*	MAG Silver Corp.	3,815	49,519
	Magellan Aerospace Corp.	2,400	12,666
*	Mainstreet Equity Corp.	600	57,792
*	Major Drilling Group International, Inc.	13,573	104,689
*	Mandalay Resources Corp.	5,300	9,545
#	Maple Leaf Foods, Inc.	10,896	223,252
*	Marimaca Copper Corp.	4,300	13,012
	Martinrea International, Inc.	11,210	117,077
*	MDA Ltd.	6,100	30,031
*	MDF Commerce, Inc.	2,102	5,135
	Medical Facilities Corp.	5,100	32,297
*	MEG Energy Corp.	30,139	501,853
	Melcor Developments Ltd.	2,200	18,804
	Methanex Corp.	7,987	357,738
	Morguard Corp.	700	53,366
	MTY Food Group, Inc.	3,300	143,267
	Mullen Group Ltd.	10,788	119,517
	Neighbourly Pharmacy, Inc.	1,900	29,800
	Neo Performance Materials, Inc.	3,936	26,088

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	New Gold, Inc.	90,970	$116,830
#*	New Pacific Metals Corp.	4,600	11,316
#	NFI Group, Inc.	8,237	48,090
	North American Construction Group Ltd.	3,900	74,986
	North West Co., Inc.	7,481	219,430
*	Nuvei Corp.	1,163	47,276
*	NuVista Energy Ltd.	19,160	166,307
#*	Obsidian Energy Ltd.	8,219	53,506
	OceanaGold Corp.	118,953	272,173
	Onex Corp.	7,750	356,883
#*	Organigram Holdings, Inc.	22,800	11,400
*	Orla Mining Ltd.	24,692	111,733
	Osisko Gold Royalties Ltd.	24,644	400,618
*	Osisko Mining, Inc.	32,517	92,642
	Pan American Silver Corp.	30	534
	Paramount Resources Ltd., Class A	10,792	255,541
	Parex Resources, Inc.	13,769	279,577
	Park Lawn Corp.	5,954	115,885
	Parkland Corp.	18,876	445,133
	Pason Systems, Inc.	13,302	115,853
*	Perpetua Resources Corp.	3,100	14,911
#	Peyto Exploration & Development Corp.	20,659	188,163
	PHX Energy Services Corp.	5,500	27,442
*	Pieridae Energy Ltd.	9,300	3,501
#	Pine Cliff Energy Ltd.	23,500	23,242
#	Pipestone Energy Corp.	13,596	25,088
	Pizza Pizza Royalty Corp.	6,500	66,734
	Polaris Renewable Energy, Inc.	3,600	35,499
	Pollard Banknote Ltd.	1,300	22,980
*	PolyMet Mining Corp.	1,089	2,002
	PrairieSky Royalty Ltd.	29,509	465,662
*	Precision Drilling Corp.	2,063	102,729
#	Premium Brands Holdings Corp.	6,089	457,108
	Primo Water Corp.	22,340	339,343
	Pulse Seismic, Inc.	6,700	9,124
#	Quarterhill, Inc.	10,900	10,781
#*	Real Matters, Inc.	9,299	34,867
*	RF Capital Group, Inc.	155	1,272
	Richelieu Hardware Ltd.	8,169	245,640
	Rogers Sugar, Inc.	12,650	58,542
	Russel Metals, Inc.	9,450	240,635
#	Savaria Corp.	8,482	104,049
*	Seabridge Gold, Inc.	11,002	154,396
	Secure Energy Services, Inc.	39,369	183,355
*	ShawCor Ltd.	13,242	119,240
	Sienna Senior Living, Inc.	9,677	77,853
#*	Sierra Metals, Inc.	5,800	1,627
*	SilverCrest Metals, Inc.	4,191	27,409
Ω	Sleep Country Canada Holdings, Inc.	5,401	93,721
	SNC-Lavalin Group, Inc.	23,816	548,444
	Softchoice Corp.	2,854	34,483
	Spartan Delta Corp.	3,831	43,460
Ω	Spin Master Corp.	3,700	105,277
#	Sprott, Inc.	3,498	125,839
	SSR Mining, Inc.	27,044	387,260
	Stelco Holdings, Inc.	5,317	185,782
	Stella-Jones, Inc.	7,165	280,391
#* Ω	STEP Energy Services Ltd.	6,600	16,222
	StorageVault Canada, Inc.	15,166	64,812

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	SunOpta, Inc.	8,184	$69,285
#	Superior Plus Corp.	22,014	163,295
	Supremex, Inc.	5,800	24,530
	Surge Energy, Inc.	12,731	82,408
#	Tamarack Valley Energy Ltd.	60,509	167,032
#*	Taseko Mines Ltd.	35,100	57,772
	TECSYS, Inc.	300	5,664
	TELUS Corp.	3,620	76,727
*	TeraGo, Inc.	400	862
	TerraVest Industries, Inc.	800	15,913
	Tidewater Midstream & Infrastructure Ltd.	35,300	23,710
	Timbercreek Financial Corp.	9,652	56,137
	Topaz Energy Corp.	7,152	102,462
*	Torex Gold Resources, Inc.	13,010	213,464
	Total Energy Services, Inc.	6,761	39,970
#*	Touchstone Exploration, Inc.	7,300	5,657
	TransAlta Corp.	2,956	26,367
	TransAlta Corp.	29,463	262,696
	TransAlta Renewables, Inc.	13,283	124,021
	Transcontinental, Inc., Class A	9,225	99,341
*††	Trevali Mining Corp.	4,900	0
	Trican Well Service Ltd.	20,474	47,904
	Tricon Residential, Inc.	27,213	218,150
	Triple Flag Precious Metals Corp.	6,273	101,582
*	Trisura Group Ltd.	6,900	159,456
*	Uni-Select, Inc.	4,655	159,902
	Vecima Networks, Inc.	200	3,395
	Vermilion Energy, Inc.	16,140	204,451
	Versa Bank	1,000	7,322
*	Victoria Gold Corp.	6,200	44,663
*	Viemed Healthcare, Inc.	5,700	61,774
	Wajax Corp.	3,513	62,359
*	Wesdome Gold Mines Ltd.	18,179	113,648
*	Western Copper & Gold Corp.	4,800	8,208
	Western Forest Products, Inc.	40,649	31,203
	Westshore Terminals Investment Corp.	4,442	90,555
	Whitecap Resources, Inc.	31,386	247,412
#*	WildBrain Ltd.	12,570	18,927
	Winpak Ltd.	4,500	150,094
#*	Yangarra Resources Ltd.	8,100	10,881
#	Yellow Pages Ltd.	1,431	13,731
	Zenith Capital Corp.	1,300	273

TOTAL CANADA			32,189,343

CHINA — (0.1%)
*	AustAsia Group Ltd.	6,424	2,621
Ω	BOC Aviation Ltd.	1,700	13,474
	China Gold International Resources Corp. Ltd.	43,400	218,466
*††	Hanfeng Evergreen, Inc.	2,400	0
	SIIC Environment Holdings Ltd.	58,600	8,589

TOTAL CHINA			243,150

DENMARK — (2.8%)
*	ALK-Abello AS	15,012	190,039
	Alm Brand AS	140,092	259,166
#*	Ambu AS, Class B	16,417	261,035
#*	Bang & Olufsen AS	14,001	19,745
	BankNordik P/F	552	11,799

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
#*	Bavarian Nordic AS	12,188	$335,181
*	Brodrene Hartmann AS	204	8,449
#	cBrain AS	1,050	21,683
*	Chemometec AS	1,819	105,253
	Columbus AS	16,517	17,329
	D/S Norden AS	3,451	216,849
	Dfds AS	6,013	242,224
#	FLSmidth & Co. AS	8,868	350,359
	Fluegger Group AS	86	4,636
*	GN Store Nord AS	9,077	242,318
	H Lundbeck AS	34,629	183,347
	H Lundbeck AS, Class A	6,714	33,816
*	H+H International AS, Class B	2,539	41,683
	ISS AS	22,334	466,953
	Jeudan AS	1,628	65,295
*	Jyske Bank AS	7,096	518,816
	Matas AS	4,754	59,812
#*Ω	Netcompany Group AS	4,559	176,443
*	Nilfisk Holding AS	2,589	53,162
#*	NKT AS	6,919	363,616
*Ω	NNIT AS	1,779	19,735
	North Media AS	1,083	9,622
*	NTG Nordic Transport Group AS, Class A	911	48,470
	Per Aarsleff Holding AS	3,065	132,011
	Ringkjoebing Landbobank AS	3,786	532,499
	Rockwool AS, Class B	323	78,231
	Royal Unibrew AS	6,337	566,427
#*	RTX AS	1,054	21,367
Ω	Scandinavian Tobacco Group AS, Class A	6,629	129,478
	Schouw & Co. AS	1,918	163,294
	SimCorp AS	5,628	610,049
	Solar AS, Class B	886	72,484
	SP Group AS	1,053	44,819
	Spar Nord Bank AS	15,171	246,763
	Sparekassen Sjaelland-Fyn AS	2,633	75,026
	Sydbank AS	9,249	412,638
*	TCM Group AS	1,034	11,180
	Tivoli AS	344	41,274
	Topdanmark AS	6,401	337,907
	TORM PLC, Class A	4,930	154,307
	UIE PLC	2,550	70,772
#	Vestjysk Bank AS	23,511	11,958
*	Zealand Pharma AS	7,077	239,344

TOTAL DENMARK			8,278,663

FINLAND — (2.0%)
	Aktia Bank Oyj	7,233	72,776
#	Alandsbanken Abp, Class B	379	14,706
	Alma Media Oyj	4,469	43,834
#	Anora Group Oyj	3,880	22,676
	Aspo Oyj	2,685	24,127
	Atria Oyj	2,491	29,617
#	Bittium Oyj	4,078	18,655
	Cargotec Oyj, Class B	4,700	259,719
	Caverion Oyj	2,670	25,326
#	Citycon Oyj	6,208	46,909
	Digia Oyj	2,833	17,228
Ω	Enento Group Oyj	1,937	39,623
	eQ Oyj	761	16,131

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
*	Finnair Oyj	104,522	$61,199
	Fiskars Oyj Abp	4,519	78,091
	F-Secure Oyj	12,707	40,945
	Gofore Oyj	378	11,042
#	Harvia Oyj	1,373	34,025
*	HKScan Oyj, Class A	1,550	1,358
#	Huhtamaki Oyj	10,723	386,521
#	Incap Oyj	2,671	32,969
#	Kamux Corp.	4,139	25,351
	Kemira Oyj	13,667	239,743
	Kojamo Oyj	14,800	183,765
	Konecranes Oyj	10,027	392,756
	Lassila & Tikanoja Oyj	5,782	64,988
	Marimekko Oyj	3,250	33,606
	Metsa Board Oyj, Class B	14,189	102,315
	Musti Group Oyj	2,233	46,270
#	Nokian Renkaat Oyj	17,159	167,169
	Olvi Oyj, Class A	1,985	64,785
	Oma Saastopankki Oyj	486	10,391
	Oriola Oyj, Class A	5,827	9,665
	Oriola Oyj, Class B	16,336	26,149
	Orion Oyj, Class A	1,152	54,033
	Orion Oyj, Class B	5,241	246,186
	Outokumpu Oyj	48,047	261,931
#*	Pihlajalinna Oyj	3,541	35,706
#	Ponsse Oyj	1,180	37,037
	Puuilo Oyj	5,462	42,218
*	QT Group Oyj	1,364	117,624
	Raisio Oyj, Class V	14,595	36,657
	Rapala VMC Oyj	3,058	13,510
#	Remedy Entertainment Oyj	434	11,677
	Revenio Group Oyj	2,457	92,391
Ω	Rovio Entertainment Oyj	4,222	43,345
	Sanoma Oyj	9,599	83,246
	Scanfil Oyj	1,067	10,388
	Taaleri Oyj	1,518	17,395
#	Talenom Oyj	2,896	24,611
*	Teleste Oyj	1,530	5,790
Ω	Terveystalo Oyj	10,943	95,681
	TietoEVRY Oyj	10,516	336,027
	Tokmanni Group Corp.	6,314	86,472
	Uponor Oyj	7,815	208,552
	Vaisala Oyj, Class A	2,601	109,552
	Valmet Oyj	20,218	684,010
#	Verkkokauppa.com Oyj	1,520	4,377
	Wartsila OYJ Abp	51,266	594,539
*	WithSecure Oyj	12,707	20,855
#	YIT Oyj	16,492	42,692

TOTAL FINLAND			5,960,932

FRANCE — (4.6%)
	ABC arbitrage	5,361	35,810
	AKWEL	1,182	17,541
Ω	ALD SA	16,734	201,592
	Altamir	1,905	58,789
	Alten SA	3,190	542,325
	Assystem SA	1,354	64,845
*	Atos SE	14,292	198,125
	Aubay	1,195	58,692

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Axway Software SA	1,111	$26,061
*	Bastide le Confort Medical	266	8,255
*	Believe SA	855	10,184
	Beneteau SA	5,853	94,206
#	Bigben Interactive	2,306	13,775
	Boiron SA	776	34,143
	Bonduelle SCA	2,134	26,952
	Burelle SA	28	15,100
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	23	1,266
#*	Casino Guichard Perrachon SA	4,112	34,993
	Catana Group	3,304	24,849
	CBo Territoria	2,250	9,524
#	Cegedim SA	865	18,904
*	CGG SA	82,253	61,555
#	Chargeurs SA	2,145	35,233
	Cie des Alpes	3,270	51,863
#	Cie Plastic Omnium SA	5,205	92,152
	Coface SA	14,551	222,724
#*	DBV Technologies SA	1,409	4,511
	Derichebourg SA	13,913	86,042
*	Ekinops SAS	2,101	18,890
	Electricite de Strasbourg SA	132	13,074
*Ω	Elior Group SA	16,226	56,457
	Elis SA	22,514	447,214
	Equasens	558	44,108
	Eramet SA	895	87,180
	Etablissements Maurel et Prom SA	8,900	33,973
	Eurazeo SE	5,484	391,579
#	Eutelsat Communications SA	19,197	127,615
*	Exail Technologies SA	1,038	21,688
	Exel Industries, Class A	184	10,303
*	Faurecia SE	20,074	416,813
	Fnac Darty SA	2,233	84,081
*	Gaumont SA	20	2,115
	Gaztransport Et Technigaz SA	2,445	261,471
*	Genfit SA	3,627	14,806
*	GL Events	1,343	32,262
	Groupe Crit	446	36,871
	Guerbet	934	17,157
	Guillemot Corp.	785	5,820
	Haulotte Group SA	1,014	3,919
	HEXAOM	440	8,539
*	ID Logistics Group	394	115,810
	Imerys SA	4,620	189,921
	Infotel SA	414	25,814
	Interparfums SA	2,332	185,238
	IPSOS	6,081	329,715
	Jacquet Metals SACA	2,005	39,194
*	JCDecaux SE	7,386	163,510
	Kaufman & Broad SA	1,984	64,555
#	Korian SA	7,016	60,873
	Laurent-Perrier	396	53,646
	Lectra	3,093	100,708
	Linedata Services	112	5,579
	LISI	3,062	86,788
#	LNA Sante SA	809	28,360
*	Lumibird	1,349	20,371
Ω	Maisons du Monde SA	3,427	36,148
	Manitou BF SA	1,600	39,517

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Mersen SA	2,606	$105,126
#	Metropole Television SA	2,785	44,963
#*	Nacon SA	1,038	2,753
Ω	Neoen SA	4,498	135,045
	Neurones	1,017	42,601
	Nexans SA	2,316	199,275
	Nexity SA	5,490	144,029
*	Nicox	2,438	1,586
	NRJ Group	2,200	16,930
#*	Pierre Et Vacances SA	9,298	17,049
	Quadient SA	4,783	95,077
#*††	Recylex SA	1,750	0
	Rexel SA	28,213	653,515
	Rothschild & Co.	3,788	195,552
	Rubis SCA	11,758	347,493
	Samse SACA	132	27,584
	Savencia SA	669	46,463
	SCOR SE	20,315	525,470
	SEB SA	3,205	367,492
	Seche Environnement SA	536	61,335
	SES SA	39,266	243,553
*Ω	SMCP SA	4,479	39,654
	Societe BIC SA	3,290	203,046
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	291	31,381
	Societe LDC SA	291	36,538
	Societe pour l’Informatique Industrielle	1,315	73,394
*	SOITEC	3,282	484,779
#*	Solocal Group	12,070	2,807
	Sopra Steria Group SACA	2,094	453,274
	SPIE SA	16,615	518,605
	Stef SA	521	60,462
	Sword Group	975	46,856
	Synergie SE	1,041	37,861
#*	Technicolor Creative Studios SA	25,714	2,819
	Technip Energies NV	16,797	372,655
#	Television Francaise 1	4,704	37,909
	Thermador Groupe	904	93,716
#	Tikehau Capital SCA	3,602	98,889
	Totalenergies EP Gabon	172	34,123
	Trigano SA	1,128	146,949
*	Ubisoft Entertainment SA	8,913	261,036
	Valeo	26,631	520,014
*	Vallourec SA	18,290	208,928
#*	Vantiva SA	25,714	6,187
Ω	Verallia SA	8,945	363,080
	Vetoquinol SA	531	52,039
#	Vicat SA	2,494	72,760
	VIEL & Cie SA	4,347	36,414
	Vilmorin & Cie SA	883	41,887
	Virbac SA	408	139,364
#*	Voltalia SA	3,207	48,756
	Wavestone	1,019	52,399
*Ω	X-Fab Silicon Foundries SE	8,082	68,839
*	Xilam Animation SA	375	10,205

TOTAL FRANCE			13,662,209

GERMANY — (6.0%)
	1&1 AG	5,226	60,984
	3U Holding AG	100	600

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	7C Solarparken AG	8,665	$38,062
*	Aareal Bank AG	7,914	269,455
	Adesso SE	441	66,122
#*Ω	ADLER Group SA	7,320	4,467
#*	ADVA Optical Networking SE	3,018	66,557
	AIXTRON SE	579	16,393
	All for One Group SE	283	12,844
#	Allgeier SE	979	29,531
	AlzChem Group AG	417	8,730
	Amadeus Fire AG	912	134,424
	Atoss Software AG	673	135,000
	Aurubis AG	4,672	438,314
#*Ω	Auto1 Group SE	7,789	61,464
	Basler AG	1,859	40,059
*	Bauer AG	5,100	36,072
	BayWa AG	2,351	100,668
	Bechtle AG	10,890	506,485
Ω	Befesa SA	6,587	296,566
	Bertrandt AG	899	50,083
*	Bijou Brigitte AG	711	42,949
	Bilfinger SE	4,196	181,534
*	Borussia Dortmund GmbH & Co. KGaA	11,253	56,293
	CANCOM SE	5,777	208,013
*	CECONOMY AG	24,503	74,772
	CENIT AG	1,323	21,773
	Cewe Stiftung & Co. KGAA	855	88,074
#*	Cherry SE	1,249	6,277
	CompuGroup Medical SE & Co. KgaA	4,471	245,829
	CropEnergies AG	3,203	37,095
*	CTS Eventim AG & Co. KGaA	7,837	516,342
	Dermapharm Holding SE	2,329	116,920
	Deutsche Beteiligungs AG	1,665	52,620
Ω	Deutsche Pfandbriefbank AG	17,167	158,338
	Deutz AG	9,704	64,505
#	DIC Asset AG	5,249	39,956
*	Dr Hoenle AG	579	12,294
	Draegerwerk AG & Co. KGaA	432	19,902
	Duerr AG	7,939	275,459
Ω	DWS Group GmbH & Co. KGaA	500	16,625
	Eckert & Ziegler Strahlen- und Medizintechnik AG	2,721	140,726
	EDAG Engineering Group AG	1,225	14,340
	Elmos Semiconductor SE	1,344	101,585
	ElringKlinger AG	4,625	51,989
	Encavis AG	13,060	225,838
	Energiekontor AG	841	67,387
*	Evotec SE	3,283	60,297
	Fabasoft AG	270	4,970
	Fielmann AG	3,707	192,035
#*	flatexDEGIRO AG	6,458	69,602
#*	Fraport AG Frankfurt Airport Services Worldwide	5,454	293,738
	Freenet AG.	12,229	348,637
	Fuchs Petrolub SE	4,442	144,272
	GEA Group AG	1,062	49,949
	Gerresheimer AG	5,314	579,053
	Gesco SE	1,167	34,864
	GFT Technologies SE	2,864	113,105
	GK Software SE	156	32,488
*	Global Fashion Group SA	18,946	17,282
	Grand City Properties SA	11,190	93,454

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	GRENKE AG	3,229	$115,808
*	H&R GmbH & Co. KGaA	1,853	10,629
	Hamburger Hafen und Logistik AG	3,321	45,830
	Hawesko Holding SE	351	16,717
#*	Heidelberger Druckmaschinen AG	33,592	69,637
*	HelloFresh SE	12,271	329,503
	Hensoldt AG	5,032	188,726
	Hochtief AG	3,150	263,682
	Hornbach Holding AG & Co. KGaA	940	79,870
	HUGO BOSS AG	8,152	614,592
*	Hypoport SE	383	61,418
	Indus Holding AG	2,484	73,573
Ω	Instone Real Estate Group SE	5,460	43,685
	IVU Traffic Technologies AG	1,884	35,519
	Jenoptik AG	8,541	272,631
Ω	JOST Werke SE	1,984	109,620
	K&S AG	18,643	371,850
	KION Group AG	2,057	85,309
	Kloeckner & Co. SE	7,673	85,170
	Knaus Tabbert AG	269	13,961
*	Koenig & Bauer AG	2,538	52,462
	Kontron AG	6,182	119,631
	KPS AG	2,106	6,735
	Krones AG	2,141	281,317
	KSB SE & Co. KGaA	31	18,633
	KWS Saat SE & Co. KGaA	1,789	115,998
	Lanxess AG	10,132	412,847
	LEG Immobilien SE	1,592	99,091
	Leifheit AG	1,317	23,325
*	Leoni AG	4,291	1,259
*	LPKF Laser & Electronics SE	1,120	12,171
*	Manz AG	726	19,071
*	Medigene AG	1,273	2,543
*	Medios AG	1,906	38,249
*	METRO AG	16,815	143,010
	MLP SE	11,878	67,701
	Mutares SE & Co. KGaA	1,320	30,593
#*	Nagarro SE	902	97,122
	Nemetschek SE	890	69,565
	New Work SE	362	66,011
	Nexus AG	2,156	123,664
#*	Nordex SE	16,701	201,133
	Norma Group SE	4,726	112,423
	OHB SE	819	29,134
	PATRIZIA SE	7,041	75,692
	Pfeiffer Vacuum Technology AG	570	95,152
	PNE AG	10,341	168,966
	ProSiebenSat.1 Media SE	29,844	268,005
	PSI Software AG	1,437	46,714
*	PVA TePla AG	3,537	75,742
	Rational AG	21	15,210
	RTL Group SA	234	10,969
	SAF-Holland SE	3,326	46,020
	Salzgitter AG	5,114	202,768
Ω	Scout24 SE	6,417	399,953
	Secunet Security Networks AG	206	45,493
*	Serviceware SE	548	4,239
#*	SGL Carbon SE	9,673	89,232
	Siltronic AG	1,777	128,078

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Sixt SE	1,909	$236,848
#*	SMA Solar Technology AG	1,406	152,085
#*	SNP Schneider-Neureither & Partner SE	344	11,176
	Software AG	7,445	254,349
	Stabilus SE	3,966	259,189
	STRATEC SE	970	66,746
	Stroeer SE & Co. KGaA	4,913	269,425
	Suedzucker AG	9,862	199,222
	SUESS MicroTec SE	3,604	94,011
	Surteco Group SE	1,107	24,010
*	SUSE SA	639	12,081
	Synlab AG	3,030	31,998
	TAG Immobilien AG	24,505	209,834
	Takkt AG	5,920	94,807
*Ω	TeamViewer SE	19,494	359,777
	Technotrans SE	1,129	34,729
	thyssenkrupp AG	70,904	510,240
	Traffic Systems SE	627	22,133
	United Internet AG	2,612	44,846
	USU Software AG	362	9,977
*	va-Q-tec AG	307	7,570
#	Varta AG	1,521	39,447
#	VERBIO Vereinigte BioEnergie AG	3,420	127,374
*	Vitesco Technologies Group AG, Class A	2,833	194,007
	Vossloh AG	1,662	76,238
	Wacker Neuson SE	3,888	94,831
	Washtec AG	1,525	66,837
*	Westwing Group SE	1,156	9,007
	Wuestenrot & Wuerttembergische AG	4,248	77,284
	Zeal Network SE	1,425	58,340

TOTAL GERMANY			17,596,130

HONG KONG — (2.1%)
*	Aceso Life Science Group Ltd.	202,400	4,488
	Aeon Credit Service Asia Co. Ltd.	12,000	8,110
*	Aidigong Maternal & Child Health Ltd.	248,000	16,471
	Allied Group Ltd.	206,000	43,856
	Analogue Holdings Ltd.	46,000	8,558
	APAC Resources Ltd.	11,823	1,570
#*	Apollo Future Mobility Group Ltd.	412,000	6,264
	Asia Financial Holdings Ltd.	54,874	23,980
*	Asia Standard International Group Ltd.	98,940	7,947
	ASMPT Ltd.	32,800	257,879
	Associated International Hotels Ltd.	28,000	33,596
	Bank of East Asia Ltd.	123,536	162,809
	BOCOM International Holdings Co. Ltd.	44,000	2,497
	Bright Smart Securities & Commodities Group Ltd.	114,000	20,123
*††	Brightoil Petroleum Holdings Ltd.	248,000	0
*††	Burwill Holdings Ltd.	302,000	0
	Cafe de Coral Holdings Ltd.	42,000	58,829
*	Central Wealth Group Holdings Ltd.	910,000	5,097
*	Century City International Holdings Ltd.	183,340	7,863
	Chen Hsong Holdings	30,000	6,659
	Chevalier International Holdings Ltd.	4,000	3,493
*	China Baoli Technologies Holdings Ltd.	14,500	157
*	China Energy Development Holdings Ltd.	652,000	7,565
	China Motor Bus Co. Ltd.	2,400	22,014
#*	China Star Entertainment Ltd.	180,000	17,828
*	China Tonghai International Financial Ltd.	130,000	3,254

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Chinese Estates Holdings Ltd.	61,500	$17,766
	Chow Sang Sang Holdings International Ltd.	49,000	64,381
	Chuang’s Consortium International Ltd.	100,000	8,035
	CITIC Telecom International Holdings Ltd.	196,000	78,743
#	CMBC Capital Holdings Ltd.	46,500	7,240
*	C-Mer Eye Care Holdings Ltd.	52,000	29,787
	Convenience Retail Asia Ltd.	50,000	5,734
#††	Convoy, Inc.	516,000	2,057
*	Cowell e Holdings, Inc.	27,000	52,224
Ω	Crystal International Group Ltd.	51,000	19,680
*	CSC Holdings Ltd.	1,321,250	6,411
	CSI Properties Ltd.	859,543	17,385
	Dah Sing Banking Group Ltd.	52,928	42,453
	Dah Sing Financial Holdings Ltd.	17,806	45,618
	Dickson Concepts International Ltd.	14,500	7,608
	Dynamic Holdings Ltd.	10,000	12,326
	Eagle Nice International Holdings Ltd.	20,000	11,080
	EC Healthcare	47,000	31,648
*††	EcoGreen International Group Ltd.	38,000	1,725
*	Emperor Entertainment Hotel Ltd.	40,000	3,010
	Emperor International Holdings Ltd.	140,333	11,091
*	ENM Holdings Ltd.	144,000	7,449
*	Esprit Holdings Ltd.	195,875	16,023
	EuroEyes International Eye Clinic Ltd., Class C	8,000	5,450
	Fairwood Holdings Ltd.	10,500	15,710
	Far East Consortium International Ltd.	199,803	50,473
	First Pacific Co. Ltd.	302,000	101,129
*Ω	FIT Hon Teng Ltd.	153,000	30,335
*Ω	Fosun Tourism Group	14,600	17,019
*Ω	Frontage Holdings Corp.	90,000	28,002
	FSE Lifestyle Services Ltd.	14,000	10,770
*††	Genting Hong Kong Ltd.	186,000	1,843
	Giordano International Ltd.	160,000	48,132
	Glorious Sun Enterprises Ltd.	72,000	6,792
*	Gold Fin Holdings	88,000	0
*	GR Properties Ltd.	96,000	10,872
	Great Eagle Holdings Ltd.	28,630	58,462
	G-Resources Group Ltd.	42,950	11,528
	Guotai Junan International Holdings Ltd.	322,400	27,230
#*	Haitong International Securities Group Ltd.	321,410	27,130
	Hang Lung Group Ltd.	90,000	158,222
	Hanison Construction Holdings Ltd.	27,198	3,775
*	Harbour Centre Development Ltd.	13,500	12,431
	HKBN Ltd.	100,500	70,918
	HKR International Ltd.	100,386	32,709
	Hong Kong Ferry Holdings Co. Ltd.	23,000	20,882
	Hong Kong Technology Venture Co. Ltd.	82,000	51,579
*	Hongkong & Shanghai Hotels Ltd.	59,883	58,825
	Hongkong Chinese Ltd.	90,000	6,110
Ω	Honma Golf Ltd.	30,500	12,988
	Hutchison Telecommunications Hong Kong Holdings Ltd.	162,000	28,104
	Hysan Development Co. Ltd.	68,000	192,171
*	IGG, Inc.	95,000	78,532
Ω	Impro Precision Industries Ltd.	88,000	32,638
	International Housewares Retail Co. Ltd.	41,000	15,104
#*	IRC Ltd.	614,000	7,059
	ITC Properties Group Ltd.	1,760	227
	Jacobson Pharma Corp. Ltd.	56,000	6,791
	Johnson Electric Holdings Ltd.	55,120	61,628

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	K Wah International Holdings Ltd.	109,000	$37,666
	Karrie International Holdings Ltd.	136,000	14,925
	Kerry Logistics Network Ltd.	53,000	75,095
	Kerry Properties Ltd.	63,000	162,547
	Kowloon Development Co. Ltd.	41,000	44,686
	KRP Development Holdings Ltd.	34,000	5,891
*	Lai Sun Development Co. Ltd.	45,912	9,045
*	Lai Sun Garment International Ltd.	20,400	4,029
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	136,500	18,132
	Lippo China Resources Ltd.	586,000	7,593
	Liu Chong Hing Investment Ltd.	30,000	24,400
	L’Occitane International SA	41,250	104,943
	Luk Fook Holdings International Ltd.	34,000	108,954
	Lung Kee Bermuda Holdings	26,000	7,356
*	Magnificent Hotel Investment Ltd.	336,000	4,908
	Man Wah Holdings Ltd.	158,000	132,915
*	Mason Group Holdings Ltd.	2,829,598	10,077
	MECOM Power & Construction Ltd.	106,500	19,439
*	Melco International Development Ltd.	85,000	98,926
*††	MH Development NPV	40,000	0
	Miramar Hotel & Investment	21,000	30,848
	Modern Dental Group Ltd.	43,000	13,984
*	Mongolian Mining Corp.	48,000	17,226
*	NagaCorp Ltd.	143,212	116,109
*††	NewOcean Energy Holdings Ltd.	110,000	98
	Nissin Foods Co. Ltd.	28,000	25,014
	NWS Holdings Ltd.	179,000	155,043
	Oriental Watch Holdings	39,606	22,688
*	Oshidori International Holdings Ltd.	700,200	21,798
*††	Pacific Andes International Holdings Ltd.	126,000	0
	Pacific Basin Shipping Ltd.	536,000	186,504
	Pacific Textiles Holdings Ltd.	114,000	36,680
*	Paliburg Holdings Ltd.	26,000	5,414
	PC Partner Group Ltd.	34,000	19,501
	PCCW Ltd.	452,286	235,925
	Pentamaster International Ltd.	94,000	13,319
	Perfect Medical Health Management Ltd.	60,000	29,263
	Pico Far East Holdings Ltd.	96,000	16,188
	Plover Bay Technologies Ltd.	40,000	11,888
	Public Financial Holdings Ltd.	70,000	19,647
#*	Realord Group Holdings Ltd.	54,000	37,364
*	Regal Hotels International Holdings Ltd.	29,000	11,468
Ω	Regina Miracle International Holdings Ltd.	43,000	15,360
*Ω	Samsonite International SA	63,300	200,588
	SEA Holdings Ltd.	40,046	11,015
*	Shangri-La Asia Ltd.	116,000	107,012
*	Shin Hwa World Ltd.	133,200	2,224
*	Shun Ho Property Investments Ltd.	5,544	828
*	Shun Tak Holdings Ltd.	190,000	34,490
	Singamas Container Holdings Ltd.	194,000	15,102
*	SJM Holdings Ltd.	252,499	131,484
	SmarTone Telecommunications Holdings Ltd.	43,000	26,172
	Solomon Systech International Ltd.	200,000	12,409
	Soundwill Holdings Ltd.	4,000	3,384
*	Space Group Holdings Ltd.	22,500	10,031
	Stella International Holdings Ltd.	55,000	57,263
	Sun Hung Kai & Co. Ltd.	74,464	27,476
	SUNeVision Holdings Ltd.	89,000	50,569
	TAI Cheung Holdings Ltd.	37,000	19,102

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Television Broadcasts Ltd.	43,600	$38,215
	Texhong International Group Ltd.	35,000	25,567
	Texwinca Holdings Ltd.	112,000	20,000
*	Theme International Holdings Ltd.	380,000	44,156
*	TOM Group Ltd.	58,000	4,672
*	Tongda Group Holdings Ltd.	780,000	10,971
	Town Health International Medical Group Ltd.	330,000	12,817
	Tradelink Electronic Commerce Ltd.	58,000	7,041
	Transport International Holdings Ltd.	28,465	37,703
	United Laboratories International Holdings Ltd.	131,000	106,068
*††	Untrade.Lerthai Group	24,000	0
	Upbest Group Ltd.	148,000	11,865
	Value Partners Group Ltd.	150,000	47,609
	Vesync Co. Ltd.	10,000	3,902
	Vitasoy International Holdings Ltd.	80,000	141,507
*Ω	VPower Group International Holdings Ltd., Class H	25,119	1,171
	VSTECS Holdings Ltd.	79,600	45,730
	VTech Holdings Ltd.	18,300	109,865
	Wai Kee Holdings Ltd.	52,000	10,682
*	Wang On Group Ltd.	260,000	1,624
#*	Wealthking Investments Ltd.	116,000	4,446
	Wing On Co. International Ltd.	14,000	23,583
	Wing Tai Properties Ltd.	56,000	24,893
	Yue Yuen Industrial Holdings Ltd.	93,000	139,958
*	Yunfeng Financial Group Ltd.	54,000	8,149
*	Zensun Enterprises Ltd.	48,000	4,438
*	Zhaobangji Properties Holdings Ltd.	192,000	7,954

TOTAL HONG KONG			6,068,542

IRELAND — (0.5%)
	AIB Group PLC	25,537	109,824
	Bank of Ireland Group PLC	88,039	910,580
	Cairn Homes PLC	51,549	58,252
*	Dalata Hotel Group PLC	12,777	64,222
	FBD Holdings PLC	4,062	57,517
	Glanbia PLC	16,356	248,040
*Ω	Glenveagh Properties PLC	32,954	34,393
	Irish Continental Group PLC	11,766	60,414
	Kenmare Resources PLC	255	1,477
*	Permanent TSB Group Holdings PLC	10,745	26,864

TOTAL IRELAND			1,571,583

ISRAEL — (1.0%)
	Adgar Investment & Development Ltd.	8,764	9,695
	Afcon Holdings Ltd.	210	5,476
*	AFI Properties Ltd.	1,537	40,964
	Africa Israel Residences Ltd.	738	27,031
*	Allot Ltd.	3,228	8,734
	Alrov Properties & Lodgings Ltd.	854	34,163
	Arad Ltd.	1,518	18,800
*	Argo Properties NV	489	6,602
	Ashtrom Group Ltd.	2,317	36,519
	AudioCodes Ltd.	3,526	35,965
	Aura Investments Ltd.	17,282	25,065
	Automatic Bank Services Ltd.	824	2,873
	Azorim-Investment Development & Construction Co. Ltd.	17,951	43,172
*	Bet Shemesh Engines Holdings 1997 Ltd.	859	20,961
#*	BioLine RX Ltd.	55,677	3,962

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Blue Square Real Estate Ltd.	659	$33,051
*	Brack Capital Properties NV	398	46,110
*	Brainsway Ltd., ADR	1,000	1,550
*	Camtek Ltd.	891	23,100
	Carasso Motors Ltd.	2,736	12,174
*	Cellcom Israel Ltd.	9,478	33,280
*	Clal Insurance Enterprises Holdings Ltd.	6,792	104,503
	Danel Adir Yeoshua Ltd.	595	43,515
	Delek Automotive Systems Ltd.	6,324	51,056
	Delta Galil Ltd.	1,096	46,385
	Dor Alon Energy in Israel 1988 Ltd.	633	12,489
#*	Doral Group Renewable Energy Resources Ltd.	6,320	13,720
	Electra Consumer Products 1970 Ltd.	917	21,649
	Electra Real Estate Ltd.	2,747	28,737
*	Ellomay Capital Ltd.	458	6,172
	Elron Ventures Ltd.	1,931	2,252
*	Equital Ltd.	2,724	69,169
	FMS Enterprises Migun Ltd.	605	17,606
	Formula Systems 1985 Ltd.	1,099	69,602
	Fox Wizel Ltd.	738	62,093
	Gav-Yam Lands Corp. Ltd.	11,901	85,892
*	Gilat Satellite Networks Ltd.	6,085	28,343
*	Hagag Group Real Estate Development	1,534	4,999
*	Hamat Group Ltd.	1,543	5,852
	Hilan Ltd.	1,842	81,672
	IDI Insurance Co. Ltd.	960	24,769
	IES Holdings Ltd.	375	26,267
	Ilex Medical Ltd.	584	12,730
	Inrom Construction Industries Ltd.	12,208	42,230
	Isracard Ltd.	18,363	74,774
	Israel Canada T.R Ltd.	14,745	27,240
	Israel Land Development Co. Ltd.	2,893	21,436
	Isras Investment Co. Ltd.	192	33,414
	Issta Ltd.	883	18,235
*	Kamada Ltd.	3,545	16,241
	Kardan Real Estate Enterprise & Development Ltd.	6,298	6,276
	Kerur Holdings Ltd.	747	16,457
	Klil Industries Ltd.	43	1,944
	Lahav L.R. Real Estate Ltd.	6,763	5,916
	Lapidoth Capital Ltd.	523	7,991
	Levinstein Properties Ltd.	555	11,817
	M Yochananof & Sons Ltd.	507	23,497
	Magic Software Enterprises Ltd.	2,800	36,626
	Malam - Team Ltd.	1,290	21,955
	Matrix IT Ltd.	4,254	76,448
	Max Stock Ltd.	6,828	13,045
	Maytronics Ltd.	3,730	39,249
	Mediterranean Towers Ltd.	10,111	19,037
	Mega Or Holdings Ltd.	3,618	71,475
*	Mehadrin Ltd.	58	1,795
*	Meitav Investment House Ltd.	2,665	8,759
	Menora Mivtachim Holdings Ltd.	3,498	73,446
	Meshulam Levinstein Contracting & Engineering Ltd.	119	8,206
*	Migdal Insurance & Financial Holdings Ltd.	28,874	31,135
	Mivtach Shamir Holdings Ltd.	1,009	19,639
	Naphtha Israel Petroleum Corp. Ltd.	5,642	23,905
	Nawi Brothers Ltd.	3,445	24,154
*	Neto Malinda Trading Ltd.	862	15,111
*	Neto ME Holdings Ltd.	211	4,501

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Novolog Ltd.	34,768	$17,426
	Oil Refineries Ltd.	202,779	56,463
	One Software Technologies Ltd.	4,143	44,351
	Palram Industries 1990 Ltd.	847	5,963
*	Partner Communications Co. Ltd.	18,545	90,353
*	Paz Oil Co. Ltd.	1,014	95,507
*	Perion Network Ltd.	3,977	143,320
	Plasson Industries Ltd.	468	19,059
	Prashkovsky Investments & Construction Ltd.	540	11,002
*	Priortech Ltd.	1,206	19,960
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,016	58,016
	Raval Ics Ltd.	2,775	3,680
	Retailors Ltd.	555	10,549
	Sano-Brunos Enterprises Ltd.	278	15,163
*	Scope Metals Group Ltd.	872	28,983
	Summit Real Estate Holdings Ltd.	3,085	34,226
	Tadiran Group Ltd.	324	29,045
Ω	Tamar Petroleum Ltd.	7,885	21,875
	Tel Aviv Stock Exchange Ltd.	10,261	47,252
#	Telsys Ltd.	526	31,070
*	Tera Light Ltd.	3,551	4,509
	Tiv Taam Holdings 1 Ltd.	7,339	12,926
	Victory Supermarket Chain Ltd.	648	6,271
	YD More Investments Ltd.	996	2,260
	YH Dimri Construction & Development Ltd.	721	38,977

TOTAL ISRAEL			2,932,879

ITALY — (3.8%)
	A2A SpA	215,174	379,650
	ACEA SpA	5,746	84,266
*	Aeffe SpA	7,022	9,904
Ω	Anima Holding SpA	28,709	119,298
	Aquafil SpA	3,880	21,209
	Ariston Holding NV	9,715	110,952
	Arnoldo Mondadori Editore SpA	22,214	48,557
	Ascopiave SpA	9,023	28,885
#	Avio SpA	1,784	18,058
	Azimut Holding SpA	14,086	314,626
#	Banca Generali SpA	7,319	242,983
	Banca IFIS SpA	3,794	63,718
	Banca Mediolanum SpA	20,344	183,937
	Banca Popolare di Sondrio SPA	70,355	319,607
	Banca Profilo SpA	12,870	3,278
Ω	Banca Sistema SpA	3,568	5,363
	Banco BPM SpA	201,502	819,322
	Banco di Desio e della Brianza SpA	5,000	18,455
	BasicNet SpA	3,725	21,838
Ω	BFF Bank SpA	1,583	15,233
	Biesse SpA	2,760	42,168
	BPER Banca	148,501	417,094
	Brembo SpA	20,309	298,421
	Brunello Cucinelli SpA	4,707	450,707
	Buzzi Unicem SpA	13,612	338,466
	Cairo Communication SpA	12,430	24,991
Ω	Carel Industries SpA	5,206	136,542
	Cementir Holding NV	6,965	58,428
*	CIR SpA-Compagnie Industriali	101,938	43,005
	Credito Emiliano SpA	13,446	103,226
	d’Amico International Shipping SA	174,760	77,793

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Danieli & C Officine Meccaniche SpA	6,860	$140,500
	Danieli & C Officine Meccaniche SpA	1,875	48,796
	Datalogic SpA	2,601	21,598
	De’ Longhi SpA	8,889	206,544
	Digital Bros SpA	371	8,438
Ω	doValue SpA	7,910	55,539
	El.En. SpA	6,127	79,129
	Elica SpA	3,365	10,498
	Emak SpA	17,016	21,451
Ω	Enav SpA	35,120	165,044
	ERG SpA	398	12,019
	Esprinet SpA	3,078	27,271
*	Eurotech SpA	5,018	16,366
	Fila SpA	1,845	15,277
*	Fincantieri SpA	58,307	35,518
*	FNM SpA	21,790	10,616
*	Garofalo Health Care SpA	3,478	14,305
*	Geox SpA	8,460	9,575
	GPI SpA	785	10,476
	Gruppo MutuiOnline SpA	3,819	119,116
	Hera SpA	110,093	342,749
	IMMSI SpA	26,564	17,014
	Interpump Group SpA	9,210	514,007
	Iren SpA	72,748	157,211
	Italgas SpA	62,966	411,135
	Italmobiliare SpA	1,795	50,657
*	Iveco Group NV	28,906	260,089
	IVS Group SA	4,434	18,492
*	KME Group SpA	33,394	35,716
	Leonardo SpA	54,790	652,927
	LU-VE SpA	909	30,452
#	Maire Tecnimont SpA	20,289	87,074
#*††	Mariella Burani Fashion Group SpA	422	0
	MFE-MediaForEurope NV, Class A	84,429	39,908
#	MFE-MediaForEurope NV, Class B	41,897	30,867
	Openjobmetis SpA agenzia per il lavoro	845	9,271
	Orsero SpA	1,122	15,726
Ω	OVS SpA	36,563	109,919
	Pharmanutra SpA	513	28,470
	Piaggio & C SpA	22,030	90,648
Ω	Piovan SpA	1,011	11,305
Ω	Pirelli & C SpA	49,089	257,130
Ω	RAI Way SpA	12,339	79,044
	Reply SpA	2,858	332,964
	Rizzoli Corriere Della Sera Mediagroup SpA	22,611	19,550
	Sabaf SpA	1,277	23,230
	SAES Getters SpA	534	16,904
*	Safilo Group SpA	25,816	37,192
#	Salvatore Ferragamo SpA	4,286	75,360
#	Sanlorenzo SpA/Ameglia	1,680	75,400
*	Saras SpA	96,405	124,641
	Sesa SpA	768	94,125
#	SIT SpA	1,306	7,692
*	Sogefi SpA	8,720	11,805
	SOL SpA	4,883	141,093
	Somec SpA	249	7,673
#*	Spaxs SpA	8,205	57,897
	Tamburi Investment Partners SpA	17,781	169,806
Ω	Technogym SpA	19,877	181,382

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
#*	Telecom Italia SpA	310,807	$91,412
	Tinexta SpA	3,499	71,343
*	Tod’s SpA	489	20,669
*	TXT e-solutions SpA	923	19,103
#Ω	Unieuro SpA	2,055	24,666
	Unipol Gruppo SpA	49,828	280,152
#	UnipolSai Assicurazioni SpA	4,384	11,794
	Webuild SpA	21,276	45,748
	Wiit SpA	741	16,129
	Zignago Vetro SpA	4,325	80,336

TOTAL ITALY			11,135,933

JAPAN — (22.4%)
	&Do Holdings Co. Ltd.	600	4,229
	77 Bank Ltd.	7,100	115,431
	A&D HOLON Holdings Co. Ltd.	3,000	30,269
*	Access Co. Ltd.	1,400	8,877
	Achilles Corp.	1,800	19,155
	Adastria Co. Ltd.	1,840	34,700
	ADEKA Corp.	10,300	173,941
	Ad-sol Nissin Corp.	1,200	15,476
#	Adtec Plasma Technology Co. Ltd.	800	7,691
	Advan Group Co. Ltd.	3,100	21,622
	Advance Create Co. Ltd.	1,400	11,539
#	Adventure, Inc.	300	22,369
	Aeon Delight Co. Ltd.	2,100	46,538
	Aeon Fantasy Co. Ltd.	800	19,251
	AEON Financial Service Co. Ltd.	15,200	135,396
	Aeon Hokkaido Corp.	4,800	28,797
	Aeon Kyushu Co. Ltd.	800	13,462
	Aeria, Inc.	2,100	5,809
	AFC-HD AMS Life Science Co. Ltd.	1,400	7,823
	Agro-Kanesho Co. Ltd.	900	11,780
	Ahresty Corp.	2,700	11,334
	Ai Holdings Corp.	3,800	66,526
	Aica Kogyo Co. Ltd.	5,500	125,041
	Aichi Corp.	5,600	34,703
	Aichi Financial Group, Inc.	5,796	91,017
	Aichi Steel Corp.	1,500	30,035
	Aichi Tokei Denki Co. Ltd.	900	10,172
	Aida Engineering Ltd.	6,800	42,836
	Aiful Corp.	43,200	117,502
	Ain Holdings, Inc.	2,800	116,435
	Aiphone Co. Ltd.	1,800	28,387
	Airport Facilities Co. Ltd.	3,500	14,815
	Airtech Japan Ltd.	1,000	8,135
	Airtrip Corp.	1,800	36,201
	Aisan Industry Co. Ltd.	6,170	44,161
	AIT Corp.	1,200	14,103
	Aizawa Securities Group Co. Ltd.	5,200	26,816
	Ajis Co. Ltd.	800	13,665
	Akatsuki Corp.	3,500	8,174
	Akatsuki, Inc.	1,100	18,271
*	Akebono Brake Industry Co. Ltd.	14,000	15,390
	Akita Bank Ltd.	2,400	31,736
	Albis Co. Ltd.	800	14,576
	Alconix Corp.	2,600	26,483
	Alinco, Inc.	2,200	16,651
	Alleanza Holdings Co. Ltd.	1,400	10,274

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Allied Architects, Inc.	2,200	$10,684
*	Allied Telesis Holdings KK	18,800	15,093
	Alpen Co. Ltd.	3,400	51,989
#	Alpha Corp.	500	3,698
	Alps Alpine Co. Ltd.	23,000	209,991
	Alps Logistics Co. Ltd.	2,000	19,102
	Altech Corp.	2,310	43,622
	Amano Corp.	7,200	146,599
	Amiyaki Tei Co. Ltd.	300	8,358
	Amuse, Inc.	1,600	21,833
	Amvis Holdings, Inc.	1,400	30,488
	Anest Iwata Corp.	5,900	44,222
#*	AnGes, Inc.	12,200	8,811
	Anicom Holdings, Inc.	11,000	42,822
	Anritsu Corp.	19,100	174,889
	AOI Electronics Co. Ltd.	500	6,956
	AOKI Holdings, Inc.	5,300	36,916
	Aoyama Trading Co. Ltd.	5,900	40,316
	Aoyama Zaisan Networks Co. Ltd.	3,200	23,690
#	Aozora Bank Ltd.	8,700	156,069
	Apaman Co. Ltd.	1,800	6,057
	Arakawa Chemical Industries Ltd.	2,600	18,938
	Arata Corp.	1,800	58,528
#	Arcland Service Holdings Co. Ltd.	2,000	42,043
	ARCLANDS Corp.	3,300	37,376
	Arcs Co. Ltd.	4,600	83,634
	Ardepro Co. Ltd.	1,670	4,733
	Arealink Co. Ltd.	1,000	16,954
	Argo Graphics, Inc.	2,000	56,354
	Arisawa Manufacturing Co. Ltd.	4,000	36,840
	ARTERIA Networks Corp.	2,800	26,818
	Artiza Networks, Inc.	900	6,231
	Artnature, Inc.	1,000	5,752
*	Aruhi Corp.	1,300	10,359
	As One Corp.	4,000	169,458
	Asahi Co. Ltd.	1,600	15,298
	Asahi Diamond Industrial Co. Ltd.	6,600	44,120
	Asahi Holdings, Inc.	10,200	150,167
#	Asahi Kogyosha Co. Ltd.	1,200	21,514
	Asahi Net, Inc.	1,700	7,384
	Asahi Printing Co. Ltd.	1,100	7,069
	ASAHI YUKIZAI Corp.	1,400	32,825
	Asanuma Corp.	1,300	29,877
	Ascentech KK	700	3,039
	Asia Pile Holdings Corp.	4,100	22,304
	ASKA Pharmaceutical Holdings Co. Ltd.	3,300	30,938
	ASKUL Corp.	3,200	42,646
	Asti Corp.	400	10,081
*	Atrae, Inc.	1,800	10,909
*	Atsugi Co. Ltd.	4,000	12,400
	Aucnet, Inc.	900	10,527
	Autobacs Seven Co. Ltd.	8,800	100,071
	Avant Group Corp.	2,800	28,977
#	Avantia Co. Ltd.	1,300	7,896
	Avex, Inc.	4,000	45,811
	Awa Bank Ltd.	4,200	62,819
	Axial Retailing, Inc.	2,600	67,479
*	Axxzia, Inc.	1,900	15,590
#	AZ-COM MARUWA Holdings, Inc.	4,900	72,253

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Bando Chemical Industries Ltd.	5,100	$40,971
	Bank of Iwate Ltd.	2,000	31,922
	Bank of Nagoya Ltd.	1,300	32,876
	Bank of Saga Ltd.	2,500	30,745
	Bank of the Ryukyus Ltd.	7,000	47,726
#	Bank of Toyama Ltd.	600	7,237
	Baroque Japan Ltd.	800	5,161
	Base Co. Ltd.	600	26,321
	Beauty Garage, Inc.	400	10,898
	Belc Co. Ltd.	1,400	63,251
	Bell System24 Holdings, Inc.	4,200	43,178
	Belluna Co. Ltd.	9,800	53,768
	Benefit One, Inc.	1,700	23,399
	Benesse Holdings, Inc.	10,200	146,397
*	Bengo4.com, Inc.	900	17,328
#	Bic Camera, Inc.	8,800	73,625
	BML, Inc.	3,000	67,375
#	Bookoff Group Holdings Ltd.	1,000	10,009
	Bourbon Corp.	1,100	17,203
	BP Castrol KK	1,300	8,681
#	Br Holdings Corp.	4,900	13,575
*	BrainPad, Inc.	1,500	7,638
	Broccoli Co. Ltd.	1,000	11,005
	Bull-Dog Sauce Co. Ltd.	1,300	19,596
#	Bunka Shutter Co. Ltd.	5,284	45,023
	Bushiroad, Inc.	5,400	35,443
	Business Brain Showa-Ota, Inc.	1,800	25,950
	Business Engineering Corp.	800	20,325
	BuySell Technologies Co. Ltd.	500	16,977
	C Uyemura & Co. Ltd.	1,300	62,728
	CAC Holdings Corp.	1,700	21,344
	Canon Electronics, Inc.	2,600	35,413
	Career Design Center Co. Ltd.	1,000	15,201
	Careerlink Co. Ltd.	600	9,753
#	Carenet, Inc.	2,000	13,801
	Carlit Holdings Co. Ltd.	2,600	13,339
	Carta Holdings, Inc.	1,100	11,728
	Cawachi Ltd.	1,800	30,858
#*	CellSource Co. Ltd.	600	11,341
#	Celsys, Inc.	5,600	26,793
	Central Automotive Products Ltd.	1,600	34,018
	Central Glass Co. Ltd.	3,400	73,429
	Central Security Patrols Co. Ltd.	1,400	28,972
#	Central Sports Co. Ltd.	900	16,984
#	Ceres, Inc.	600	6,348
	Change Holdings, Inc.	4,200	71,055
	Charm Care Corp. KK	3,100	24,699
	Chiba Kogyo Bank Ltd.	7,400	30,452
*	Chikaranomoto Holdings Co. Ltd.	1,700	17,828
	Chilled & Frozen Logistics Holdings Co. Ltd.	1,800	17,541
#	Chino Corp.	900	14,040
	Chiyoda Co. Ltd.	4,400	27,094
*	Chiyoda Corp.	22,200	65,493
	Chiyoda Integre Co. Ltd.	1,900	32,523
	Chofu Seisakusho Co. Ltd.	3,306	59,683
	Chori Co. Ltd.	2,100	39,891
	Chubu Shiryo Co. Ltd.	3,200	26,231
	Chudenko Corp.	2,500	41,001
	Chuetsu Pulp & Paper Co. Ltd.	1,400	10,324

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Chugai Ro Co. Ltd.	700	$9,225
	Chugin Financial Group, Inc.	19,000	127,490
*	Chugoku Electric Power Co., Inc.	38,100	200,623
	Chugoku Marine Paints Ltd.	5,200	45,443
	Chuo Spring Co. Ltd.	2,000	10,645
	Chuo Warehouse Co. Ltd.	1,000	7,980
	CI Takiron Corp.	6,400	23,574
	Citizen Watch Co. Ltd.	31,400	173,747
	CKD Corp.	5,600	85,302
	CK-San-Etsu Co. Ltd.	400	12,661
	Cleanup Corp.	3,800	21,246
	CMIC Holdings Co. Ltd.	1,500	21,472
	CMK Corp.	9,700	32,999
	COLOPL, Inc.	8,600	40,438
	Colowide Co. Ltd.	9,200	140,950
	Computer Engineering & Consulting Ltd.	2,200	22,872
	Computer Institute of Japan Ltd.	4,560	18,317
	Comture Corp.	2,900	42,783
*	COOKPAD, Inc.	8,200	11,656
	Core Corp.	800	9,955
	Corona Corp.	2,600	17,797
	Cosel Co. Ltd.	5,400	43,205
	Cota Co. Ltd.	3,048	37,372
	CRE, Inc.	2,600	24,851
	Create Restaurants Holdings, Inc.	11,900	86,834
	Create SD Holdings Co. Ltd.	3,100	75,198
	Credit Saison Co. Ltd.	3,500	48,492
	Creek & River Co. Ltd.	1,700	26,602
	Cresco Ltd.	1,800	23,733
	Cross Cat Co. Ltd.	1,200	10,599
*	CrowdWorks, Inc.	1,400	14,741
	CTI Engineering Co. Ltd.	1,400	34,047
	CTS Co. Ltd.	5,000	29,002
#	Cube System, Inc.	1,200	10,139
	Curves Holdings Co. Ltd.	7,300	42,560
	Cyberlinks Co. Ltd.	1,300	8,628
	Cybozu, Inc.	3,300	65,874
	Dai Nippon Toryo Co. Ltd.	3,400	21,532
	Daicel Corp.	20,000	157,677
	Dai-Dan Co. Ltd.	1,500	27,128
	Daido Kogyo Co. Ltd.	900	5,045
	Daido Metal Co. Ltd.	5,500	21,307
	Daido Steel Co. Ltd.	3,900	150,190
	Daihatsu Diesel Manufacturing Co. Ltd.	2,400	11,182
	Daihen Corp.	2,200	72,449
	Daiho Corp.	1,400	40,222
	Dai-Ichi Cutter Kogyo KK	900	8,243
	Daiichi Jitsugyo Co. Ltd.	1,000	42,669
	Daiichi Kensetsu Corp.	1,100	11,419
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	2,500	18,474
	Daiichikosho Co. Ltd.	8,200	147,011
	Daiken Corp.	1,400	24,063
	Daiken Medical Co. Ltd.	2,800	10,092
	Daiki Aluminium Industry Co. Ltd.	3,900	40,012
	Daikoku Denki Co. Ltd.	1,800	40,475
#	Daikokutenbussan Co. Ltd.	800	32,028
	Daikyonishikawa Corp.	4,200	21,027
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,200	43,850
	Daio Paper Corp.	9,700	78,611

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daiseki Co. Ltd.	5,076	$145,226
	Daishi Hokuetsu Financial Group, Inc.	4,600	102,509
	Daishinku Corp.	3,200	16,100
	Daisue Construction Co. Ltd.	500	4,506
	Daito Bank Ltd.	1,000	4,804
	Daito Pharmaceutical Co. Ltd.	1,450	26,988
	Daitron Co. Ltd.	1,600	30,742
	Daiwa Industries Ltd.	4,300	45,420
	Daiwabo Holdings Co. Ltd.	10,700	201,901
	DCM Holdings Co. Ltd.	12,300	128,846
	Dear Life Co. Ltd.	5,600	29,702
*	DeNA Co. Ltd.	11,000	154,492
	Denka Co. Ltd.	9,300	186,255
#	Densan System Holdings Co. Ltd.	1,300	25,576
	Denyo Co. Ltd.	2,000	27,946
	Dexerials Corp.	7,600	144,632
	Diamond Electric Holdings Co. Ltd.	600	4,064
	DIC Corp.	10,500	193,971
	Digital Arts, Inc.	1,100	40,946
	Digital Hearts Holdings Co. Ltd.	1,200	13,001
	Digital Holdings, Inc.	1,900	16,406
	Digital Information Technologies Corp.	800	9,516
	Dip Corp.	4,800	118,426
	Direct Marketing MiX, Inc.	3,000	26,433
	DKK Co. Ltd.	1,600	27,199
	DKS Co. Ltd.	1,200	16,697
	DMG Mori Co. Ltd.	15,400	247,057
	Doshisha Co. Ltd.	2,900	45,660
	Double Standard, Inc.	600	9,014
	Doutor Nichires Holdings Co. Ltd.	4,112	64,844
	Dowa Holdings Co. Ltd.	6,200	202,557
#	Drecom Co. Ltd.	2,400	13,233
	DTS Corp.	4,800	114,046
	Duskin Co. Ltd.	4,400	107,941
	DyDo Group Holdings, Inc.	900	33,641
	Eagle Industry Co. Ltd.	4,100	39,547
	Earth Corp.	1,000	36,654
	EAT & Holdings Co. Ltd.	1,200	19,629
	Ebara Foods Industry, Inc.	800	18,204
	Ebara Jitsugyo Co. Ltd.	1,800	39,459
	Ebase Co. Ltd.	3,100	15,688
#	Eco’s Co. Ltd.	800	11,173
#	EDION Corp.	10,500	103,330
	EF-ON, Inc.	2,280	10,723
	eGuarantee, Inc.	4,000	62,161
	E-Guardian, Inc.	1,100	17,780
	Ehime Bank Ltd.	4,800	30,112
	Eidai Co. Ltd.	3,000	4,878
	Eiken Chemical Co. Ltd.	5,700	66,273
	Eizo Corp.	2,000	65,556
	EJ Holdings, Inc.	1,200	14,252
	Elan Corp.	3,700	27,708
	Elecom Co. Ltd.	6,500	61,682
	Elematec Corp.	2,800	35,552
	EM Systems Co. Ltd.	4,700	27,132
	en Japan, Inc.	4,100	73,596
	Endo Lighting Corp.	1,700	13,165
	Enigmo, Inc.	2,600	8,167
	Enomoto Co. Ltd.	1,000	12,360

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Enplas Corp.	1,000	$33,769
#	Envipro Holdings, Inc.	1,400	6,149
	eRex Co. Ltd.	2,800	35,781
	ES-Con Japan Ltd.	4,600	29,365
	Eslead Corp.	1,000	16,445
	ESPEC Corp.	2,400	36,286
	Exedy Corp.	3,400	48,941
	EXEO Group, Inc.	11,800	218,950
	Ezaki Glico Co. Ltd.	6,500	167,184
	F&M Co. Ltd.	1,000	15,690
	FALCO HOLDINGS Co. Ltd.	1,400	20,814
	FCC Co. Ltd.	4,400	56,723
*	FDK Corp.	2,600	16,467
	Feed One Co. Ltd.	3,920	21,355
	Ferrotec Holdings Corp.	6,400	144,745
	Fibergate, Inc.	1,100	10,206
	FIDEA Holdings Co. Ltd.	3,050	30,391
	Financial Partners Group Co. Ltd.	1,400	11,398
	FINDEX, Inc.	1,700	7,864
	First Bank of Toyama Ltd.	4,700	21,598
#	First Juken Co. Ltd.	900	7,492
	Fixstars Corp.	3,000	30,932
	FJ Next Holdings Co. Ltd.	3,100	23,560
	Focus Systems Corp.	1,700	12,734
	Forum Engineering, Inc.	1,200	7,486
	Foster Electric Co. Ltd.	3,400	28,316
	FP Corp.	5,300	131,838
	France Bed Holdings Co. Ltd.	3,800	30,216
*	FreakOut Holdings, Inc.	800	9,344
#	Freebit Co. Ltd.	2,000	22,706
	Freund Corp.	1,700	8,006
	F-Tech, Inc.	1,600	9,131
	FTGroup Co. Ltd.	1,100	8,843
	Fudo Tetra Corp.	1,930	25,368
	Fuji Corp.	10,200	171,086
#	Fuji Corp.	1,600	15,485
	Fuji Corp. Ltd.	5,200	27,561
	Fuji Kosan Co. Ltd.	1,000	8,732
	Fuji Kyuko Co. Ltd.	2,800	107,553
	Fuji Media Holdings, Inc.	8,300	77,810
	Fuji Oil Co. Ltd.	8,300	16,301
	Fuji Oil Holdings, Inc.	6,700	103,510
	Fuji Pharma Co. Ltd.	2,000	18,170
	Fuji Seal International, Inc.	6,000	68,195
	Fuji Soft, Inc.	1,300	77,668
	Fujibo Holdings, Inc.	1,500	35,296
	Fujicco Co. Ltd.	2,800	39,641
	Fujikura Composites, Inc.	4,200	31,902
	Fujikura Kasei Co. Ltd.	4,200	13,568
	Fujikura Ltd.	29,600	201,816
	Fujimi, Inc.	2,000	103,607
	Fujimori Kogyo Co. Ltd.	1,400	32,529
	Fujiya Co. Ltd.	1,700	31,562
	FuKoKu Co. Ltd.	1,200	9,363
	Fukuda Corp.	1,000	35,587
	Fukuda Denshi Co. Ltd.	2,800	86,059
	Fukui Bank Ltd.	2,700	29,279
	Fukui Computer Holdings, Inc.	1,900	37,713
	Fukushima Galilei Co. Ltd.	1,600	60,335

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fukuyama Transporting Co. Ltd.	2,500	$66,823
	FULLCAST Holdings Co. Ltd.	1,600	29,049
	Fumakilla Ltd.	1,500	11,904
	Funai Soken Holdings, Inc.	4,760	91,247
	Furukawa Battery Co. Ltd.	2,400	20,195
	Furukawa Co. Ltd.	4,100	40,520
	Furukawa Electric Co. Ltd.	8,000	146,468
	Furuno Electric Co. Ltd.	3,500	23,875
	Furuya Metal Co. Ltd.	400	26,576
	Furyu Corp.	1,400	11,968
	Fuso Chemical Co. Ltd.	2,000	55,655
	Fuso Pharmaceutical Industries Ltd.	1,100	16,573
	Futaba Corp.	5,300	20,468
	Futaba Industrial Co. Ltd.	8,700	29,133
	Future Corp.	4,100	52,444
	Fuyo General Lease Co. Ltd.	2,000	146,370
	G-7 Holdings, Inc.	4,000	42,177
*	GA Technologies Co. Ltd.	1,200	9,640
	Gakken Holdings Co. Ltd.	4,500	28,996
	Gakkyusha Co. Ltd.	1,000	15,911
	Gecoss Corp.	2,000	13,111
#	Genki Sushi Co. Ltd.	800	19,098
	Genky DrugStores Co. Ltd.	1,000	29,559
	Geo Holdings Corp.	2,300	27,825
	Gift Holdings, Inc.	600	20,956
	Giken Ltd.	1,200	18,860
	GL Sciences, Inc.	1,300	21,926
	GLOBERIDE, Inc.	2,200	40,330
	Glory Ltd.	5,400	114,812
	GMO Financial Gate, Inc.	600	48,445
#	GMO Financial Holdings, Inc.	4,400	20,091
	GMO GlobalSign Holdings KK	400	11,350
	GMO internet group, Inc.	700	14,082
	Godo Steel Ltd.	1,600	36,043
	Goldcrest Co. Ltd.	2,590	34,718
	Golf Digest Online, Inc.	1,000	6,753
	Good Com Asset Co. Ltd.	1,800	10,470
	Gree, Inc.	8,100	41,963
	gremz, Inc.	1,700	26,982
	GS Yuasa Corp.	9,000	158,398
#	GSI Creos Corp.	1,000	13,693
	G-Tekt Corp.	3,300	36,151
	Gun-Ei Chemical Industry Co. Ltd.	700	13,621
	GungHo Online Entertainment, Inc.	4,700	90,236
	Gunma Bank Ltd.	47,600	163,003
	Gunze Ltd.	2,200	76,091
	H.U. Group Holdings, Inc.	7,100	143,535
	H2O Retailing Corp.	11,700	138,641
	HABA Laboratories, Inc.	400	6,918
	Hachijuni Bank Ltd.	39,600	177,412
	Hagihara Industries, Inc.	1,400	13,282
	Hagiwara Electric Holdings Co. Ltd., Class C	1,000	24,018
	Hagoromo Foods Corp.	600	13,085
	Hakudo Co. Ltd.	800	15,579
	Hakuto Co. Ltd.	1,000	31,389
	Halows Co. Ltd.	1,600	37,944
	Hamakyorex Co. Ltd.	2,200	56,292
	Handsman Co. Ltd.	800	6,695
	Hanwa Co. Ltd.	4,200	130,053

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Happinet Corp.	2,100	$30,323
	Hard Off Corp. Co. Ltd.	2,400	24,992
	Harima Chemicals Group, Inc.	2,500	15,814
	Hashimoto Sogyo Holdings Co. Ltd.	1,400	11,508
	Hazama Ando Corp.	17,510	115,589
	Heiwa Corp.	6,200	122,414
	Heiwa Real Estate Co. Ltd.	3,200	91,566
	Heiwado Co. Ltd.	3,500	53,180
#*	Hennge KK	1,000	5,384
	Hibiya Engineering Ltd.	2,400	39,758
#	HI-LEX Corp.	3,300	29,725
	Hioki EE Corp.	1,400	93,245
	Hirakawa Hewtech Corp.	1,200	12,773
#	Hirano Tecseed Co. Ltd.	1,100	17,815
	Hirata Corp.	800	39,929
	Hirogin Holdings, Inc.	34,000	168,624
	Hiroshima Electric Railway Co. Ltd.	2,000	11,972
	Hiroshima Gas Co. Ltd.	6,100	16,354
	Hisaka Works Ltd.	4,200	28,190
	Hitachi Zosen Corp.	20,400	126,515
	Hito Communications Holdings, Inc.	1,000	11,659
	Hochiki Corp.	1,700	20,222
	Hodogaya Chemical Co. Ltd.	800	18,415
	Hogy Medical Co. Ltd.	2,400	60,120
	Hokkaido Coca-Cola Bottling Co. Ltd.	600	20,925
*	Hokkaido Electric Power Co., Inc.	19,500	73,459
	Hokkaido Gas Co. Ltd.	2,400	34,237
	Hokkan Holdings Ltd.	1,200	12,329
	Hokko Chemical Industry Co. Ltd.	3,300	22,459
	Hokkoku Financial Holdings, Inc.	2,400	83,870
	Hokuetsu Corp.	14,600	96,565
	Hokuetsu Industries Co. Ltd.	2,800	28,700
	Hokuhoku Financial Group, Inc.	15,600	112,432
	Hokuriku Electric Industry Co. Ltd.	400	3,609
*	Hokuriku Electric Power Co.	18,900	88,300
	Hokuriku Electrical Construction Co. Ltd.	1,800	10,953
	Hokuto Corp.	2,800	38,433
	H-One Co. Ltd.	4,000	19,756
	Honeys Holdings Co. Ltd.	2,670	30,907
	Hoosiers Holdings Co. Ltd.	5,300	32,952
	Horiba Ltd.	2,900	159,769
	Hosiden Corp.	6,600	84,523
	Hosokawa Micron Corp.	2,000	43,327
	Hotland Co. Ltd.	1,300	14,920
*	Hotto Link, Inc.	2,300	5,310
	House Foods Group, Inc.	1,800	39,579
	Howa Machinery Ltd.	2,200	13,619
	HPC Systems, Inc.	300	4,499
	HS Holdings Co. Ltd.	3,300	24,526
	Hyakugo Bank Ltd.	24,900	71,896
	Hyakujushi Bank Ltd.	3,400	46,694
	IBJ, Inc.	2,800	13,373
	Ichigo, Inc.	26,800	51,279
	Ichiken Co. Ltd.	700	9,876
	Ichikoh Industries Ltd.	8,700	35,212
	Ichimasa Kamaboko Co. Ltd.	1,100	6,277
	Ichinen Holdings Co. Ltd.	3,100	31,503
	Ichiyoshi Securities Co. Ltd.	7,100	30,855
#	Icom, Inc.	1,500	30,517

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	ID Holdings Corp.	1,950	$15,759
	IDEA Consultants, Inc.	500	6,002
	Idec Corp.	4,000	97,953
	IDOM, Inc.	5,100	31,535
	Iino Kaiun Kaisha Ltd.	8,900	66,973
	IJTT Co. Ltd.	2,100	8,171
	I’ll, Inc.	1,700	34,611
	Imagica Group, Inc.	2,700	12,083
	Imasen Electric Industrial	901	4,927
	i-mobile Co. Ltd.	1,200	11,521
	Imuraya Group Co. Ltd.	1,100	18,728
	Inaba Denki Sangyo Co. Ltd.	6,400	142,950
	Inaba Seisakusho Co. Ltd.	1,700	18,168
	Inabata & Co. Ltd.	5,800	118,396
#	Inageya Co. Ltd.	3,000	36,423
*	I-NE Co. Ltd.	800	19,103
	Ines Corp.	3,000	30,678
	I-Net Corp.	1,600	15,552
	Infocom Corp.	3,900	64,805
	Infomart Corp.	30,200	64,915
	Information Services International-Dentsu Ltd.	800	28,202
	INFRONEER Holdings, Inc.	16,244	128,305
	Innotech Corp.	2,400	24,074
	Insource Co. Ltd.	7,200	66,065
	Intage Holdings, Inc.	5,900	68,709
	Inter Action Corp.	1,600	15,537
#	Inui Global Logistics Co. Ltd.	1,200	15,253
	I-PEX, Inc.	1,400	14,376
	IPS, Inc.	400	7,488
	IR Japan Holdings Ltd.	1,000	15,768
	Iriso Electronics Co. Ltd.	3,200	109,535
	I’rom Group Co. Ltd.	900	11,982
	ISB Corp.	2,200	19,441
	Ise Chemicals Corp.	500	26,750
	Iseki & Co. Ltd.	2,500	22,078
	Ishihara Chemical Co. Ltd.	1,400	15,478
	Ishihara Sangyo Kaisha Ltd.	4,400	38,021
#*	Istyle, Inc.	6,200	24,729
	Itfor, Inc.	3,600	23,009
	ITmedia, Inc.	1,700	17,390
	Itochu Enex Co. Ltd.	5,500	47,076
	Itochu-Shokuhin Co. Ltd.	900	36,086
	Itoham Yonekyu Holdings, Inc.	17,000	93,173
	Itoki Corp.	4,500	26,774
	IwaiCosmo Holdings, Inc.	2,900	28,307
	Iwaki Co. Ltd.	1,300	12,478
*	Iwatsu Electric Co. Ltd.	300	1,809
	Iwatsuka Confectionery Co. Ltd.	500	17,731
	Iyogin Holdings, Inc.	25,300	148,139
	Izumi Co. Ltd.	3,700	87,009
	J Trust Co. Ltd.	5,148	15,018
	JAC Recruitment Co. Ltd.	2,400	44,842
	Jaccs Co. Ltd.	2,800	93,858
	JAFCO Group Co. Ltd.	6,700	85,372
#	JANOME Corp.	2,299	10,500
	Japan Aviation Electronics Industry Ltd.	4,400	77,189
	Japan Best Rescue System Co. Ltd.	3,000	17,100
*	Japan Communications, Inc.	19,200	35,661
	Japan Electronic Materials Corp.	1,700	17,278

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan Elevator Service Holdings Co. Ltd.	7,700	$114,543
#	Japan Foundation Engineering Co. Ltd.	2,900	11,466
*	Japan Hospice Holdings, Inc.	500	13,023
	Japan Investment Adviser Co. Ltd.	1,100	9,012
	Japan Lifeline Co. Ltd.	8,700	59,842
	Japan Material Co. Ltd.	8,700	130,447
	Japan Medical Dynamic Marketing, Inc.	3,570	26,745
	Japan Petroleum Exploration Co. Ltd.	3,700	123,115
	Japan Property Management Center Co. Ltd.	900	7,415
	Japan Pulp & Paper Co. Ltd.	1,600	61,688
	Japan Pure Chemical Co. Ltd.	1,000	17,955
	Japan Securities Finance Co. Ltd.	12,200	92,074
	Japan Steel Works Ltd.	1,700	30,885
	Japan System Techniques Co. Ltd.	1,600	24,445
	Japan Transcity Corp.	5,400	26,953
	Japan Wool Textile Co. Ltd.	5,200	38,611
	Jastec Co. Ltd.	1,200	10,901
	JBCC Holdings, Inc.	2,000	31,710
	JCR Pharmaceuticals Co. Ltd.	8,800	95,181
	JCU Corp.	3,500	82,646
	JDC Corp.	4,100	18,547
	Jeol Ltd.	5,700	166,306
	JFE Systems, Inc.	1,100	21,113
#*	JIG-SAW, Inc.	800	27,693
	Jimoto Holdings, Inc.	2,110	6,248
	JINS Holdings, Inc.	1,700	36,609
#	JINUSHI Co. Ltd.	1,600	22,929
	JK Holdings Co. Ltd.	2,500	19,503
	J-Lease Co. Ltd.	1,200	17,894
	JM Holdings Co. Ltd.	1,100	16,093
	JMS Co. Ltd.	2,200	8,607
#*	Joban Kosan Co. Ltd.	1,100	9,922
	J-Oil Mills, Inc.	2,600	30,862
	Joshin Denki Co. Ltd.	3,400	50,710
	Joyful Honda Co. Ltd.	5,800	77,269
	JP-Holdings, Inc.	6,800	15,636
	JSB Co. Ltd.	600	19,105
#	JSP Corp.	1,900	21,875
	Juki Corp.	3,700	17,482
	Juroku Financial Group, Inc.	3,600	79,695
	Justsystems Corp.	5,000	132,125
	JVCKenwood Corp.	23,070	78,631
	K&O Energy Group, Inc.	2,300	41,082
	Kadoya Sesame Mills, Inc.	400	10,454
	Kaga Electronics Co. Ltd.	1,800	63,858
	Kagome Co. Ltd.	900	21,860
	Kaken Pharmaceutical Co. Ltd.	2,700	74,345
#	Kakiyasu Honten Co. Ltd.	1,100	18,518
#	Kamakura Shinsho Ltd.	4,000	27,457
	Kameda Seika Co. Ltd.	1,800	59,940
	Kamei Corp.	3,600	41,342
	Kanaden Corp.	3,200	28,476
	Kanagawa Chuo Kotsu Co. Ltd.	800	18,817
	Kanamic Network Co. Ltd.	1,800	5,802
	Kanamoto Co. Ltd.	4,200	70,363
	Kandenko Co. Ltd.	11,100	83,636
	Kaneka Corp.	6,500	172,924
	Kaneko Seeds Co. Ltd.	1,800	21,183
	Kanematsu Corp.	9,505	123,724

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kanemi Co. Ltd.	500	$10,641
	Kansai Food Market Ltd.	1,000	11,323
	Kanto Denka Kogyo Co. Ltd.	3,600	27,311
*	Kaonavi, Inc.	900	17,810
#*	Kasai Kogyo Co. Ltd.	3,100	4,472
	Kasumigaseki Capital Co. Ltd.	700	19,033
	Katakura Industries Co. Ltd.	2,700	36,075
	Katitas Co. Ltd.	6,500	126,938
	Kato Sangyo Co. Ltd.	2,500	66,478
	Kato Works Co. Ltd.	1,600	14,443
	Kawada Technologies, Inc.	600	17,999
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,300	29,540
	KeePer Technical Laboratory Co. Ltd.	1,600	59,494
	Keihanshin Building Co. Ltd.	4,100	38,681
	KEIWA, Inc.	1,600	16,370
	Keiyo Bank Ltd.	16,700	69,357
	Keiyo Co. Ltd.	6,700	41,437
	Kenko Mayonnaise Co. Ltd.	2,000	18,300
	KeyHolder, Inc.	1,600	11,613
	KFC Holdings Japan Ltd.	1,900	40,426
	KH Neochem Co. Ltd.	4,500	77,589
	Kibun Foods, Inc.	1,500	11,596
	Kimura Chemical Plants Co. Ltd.	3,300	17,197
	King Jim Co. Ltd.	3,000	20,400
	Kintetsu Department Store Co. Ltd.	1,200	21,897
	Kissei Pharmaceutical Co. Ltd.	3,100	62,804
	Ki-Star Real Estate Co. Ltd.	1,100	33,056
	Kitagawa Corp.	1,600	13,173
	Kita-Nippon Bank Ltd.	1,000	15,246
	Kitano Construction Corp.	700	16,671
	Kitanotatsujin Corp.	7,800	17,962
	Kitz Corp.	7,900	54,027
	Kiyo Bank Ltd.	7,900	92,379
*	KNT-CT Holdings Co. Ltd.	900	10,404
	Koa Corp.	4,700	58,964
	Koatsu Gas Kogyo Co. Ltd.	3,600	19,701
*	Kobe Electric Railway Co. Ltd.	899	21,192
	Kobe Steel Ltd.	26,440	197,000
	Kohnan Shoji Co. Ltd.	2,700	72,848
	Kohsoku Corp.	1,300	20,455
	Koike Sanso Kogyo Co. Ltd.	400	7,031
	Kojima Co. Ltd.	5,300	22,216
	Kokuyo Co. Ltd.	10,800	154,340
	Komatsu Matere Co. Ltd.	4,200	21,261
	Komatsu Wall Industry Co. Ltd.	1,200	20,716
	KOMEDA Holdings Co. Ltd.	5,200	98,149
#	Komehyo Holdings Co. Ltd.	800	16,348
	Komeri Co. Ltd.	3,600	83,739
	Komori Corp.	7,500	58,117
	Konaka Co. Ltd.	1,760	4,559
	Kondotec, Inc.	2,900	21,775
	Konica Minolta, Inc.	53,700	224,002
	Konishi Co. Ltd.	4,000	60,085
	Konoike Transport Co. Ltd.	2,900	34,130
	Konoshima Chemical Co. Ltd.	800	9,233
	Kosaido Holdings Co. Ltd.	1,900	37,732
	Koshidaka Holdings Co. Ltd.	5,700	48,256
	Kotobuki Spirits Co. Ltd.	1,300	95,998
	Kotobukiya Co. Ltd.	200	13,900

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kozo Keikaku Engineering, Inc.	500	$10,870
	KPP Group Holdings Co. Ltd.	3,900	18,619
	Krosaki Harima Corp.	800	36,248
	KRS Corp.	2,000	15,017
	K’s Holdings Corp.	21,700	192,332
	KU Holdings Co. Ltd.	2,400	25,195
*	Kufu Co., Inc.	2,600	9,223
	Kumagai Gumi Co. Ltd.	4,300	91,422
#	Kumiai Chemical Industry Co. Ltd.	10,467	69,663
	Kurabo Industries Ltd.	1,800	33,110
	Kureha Corp.	2,000	124,168
	Kurimoto Ltd.	2,000	29,670
	Kuriyama Holdings Corp.	1,000	6,507
	Kusuri no Aoki Holdings Co. Ltd.	1,500	71,976
	KYB Corp.	2,000	63,803
	Kyoden Co. Ltd.	1,800	6,699
	Kyodo Printing Co. Ltd.	900	18,735
	Kyoei Steel Ltd.	2,900	39,210
	Kyokuto Boeki Kaisha Ltd.	1,600	17,861
	Kyokuto Kaihatsu Kogyo Co. Ltd.	3,800	47,915
	Kyokuto Securities Co. Ltd.	2,600	11,609
	Kyokuyo Co. Ltd.	1,500	39,468
	Kyorin Pharmaceutical Co. Ltd.	4,500	57,917
	Kyoritsu Maintenance Co. Ltd.	3,900	157,428
	Kyosan Electric Manufacturing Co. Ltd.	5,000	15,627
#	Kyowa Electronic Instruments Co. Ltd.	5,600	14,783
	Kyowa Leather Cloth Co. Ltd.	900	3,501
	Kyudenko Corp.	5,300	141,333
	Kyushu Financial Group, Inc.	45,900	165,458
	LA Holdings Co. Ltd.	500	13,929
	LAC Co. Ltd.	2,400	12,177
	Lacto Japan Co. Ltd.	900	13,709
	LEC, Inc.	3,100	19,547
*	Leopalace21 Corp.	25,200	66,495
	Life Corp.	2,300	48,789
	LIFULL Co. Ltd.	8,200	13,327
#	LIKE, Inc.	1,600	22,492
	Linical Co. Ltd.	1,600	8,214
	Link & Motivation, Inc.	3,900	14,003
	Lintec Corp.	4,700	78,598
	LITALICO, Inc.	2,500	44,800
	Loadstar Capital KK	1,600	16,652
*	Locondo, Inc.	300	3,965
	Look Holdings, Inc.	700	11,731
*	M&A Capital Partners Co. Ltd.	2,200	62,150
	Mabuchi Motor Co. Ltd.	6,200	174,978
	Macnica Holdings, Inc.	5,999	164,854
	Macromill, Inc.	5,600	37,286
	Maeda Kosen Co. Ltd.	2,800	66,999
	Maezawa Kasei Industries Co. Ltd.	2,100	25,376
	Maezawa Kyuso Industries Co. Ltd.	2,400	18,976
	Makino Milling Machine Co. Ltd.	2,800	102,415
	Management Solutions Co. Ltd.	1,100	26,069
	Mandom Corp.	5,600	66,569
	Mani, Inc.	10,000	130,866
	MarkLines Co. Ltd.	1,500	26,005
	Mars Group Holdings Corp.	1,800	40,251
	Marubun Corp.	1,900	16,888
	Marudai Food Co. Ltd.	2,600	29,388

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Maruha Nichiro Corp.	5,853	$108,957
	Maruichi Steel Tube Ltd.	7,200	162,872
#	Marumae Co. Ltd.	1,200	14,143
#	Marusan Securities Co. Ltd.	11,600	35,904
	Maruwa Co. Ltd.	800	102,020
	Maruzen CHI Holdings Co. Ltd.	400	1,044
	Maruzen Co. Ltd.	1,400	21,881
	Maruzen Showa Unyu Co. Ltd.	1,600	40,044
	Marvelous, Inc.	3,300	16,377
	Matching Service Japan Co. Ltd.	600	4,491
	Matsuda Sangyo Co. Ltd.	2,125	35,316
	Matsui Construction Co. Ltd.	3,400	17,856
	Matsui Securities Co. Ltd.	16,500	94,421
	Matsuoka Corp.	700	7,403
	Max Co. Ltd.	4,000	63,880
	Maxell Ltd.	5,200	57,271
	Maxvalu Tokai Co. Ltd.	1,200	23,913
	MCJ Co. Ltd.	8,900	61,556
	MEC Co. Ltd.	2,100	39,307
*	Media Do Co. Ltd.	900	9,288
	Medical Data Vision Co. Ltd.	3,300	19,686
	Medical System Network Co. Ltd.	2,400	7,187
	Medikit Co. Ltd.	800	13,884
*	MedPeer, Inc.	1,500	12,222
*	Megachips Corp.	2,100	49,799
	Megmilk Snow Brand Co. Ltd.	5,400	77,505
	Meidensha Corp.	4,600	62,491
	Meiji Electric Industries Co. Ltd.	1,400	12,393
#	Meiji Shipping Co. Ltd.	1,700	8,055
	Meiko Electronics Co. Ltd.	3,400	68,610
	Meisei Industrial Co. Ltd.	5,000	34,505
	Meitec Corp.	9,100	153,771
	Meito Sangyo Co. Ltd.	1,200	15,264
	Meiwa Corp.	4,100	21,196
	Melco Holdings, Inc.	900	22,190
#	Members Co. Ltd.	1,500	13,735
	Menicon Co. Ltd.	7,200	152,923
*	MetaReal Corp.	700	6,956
	METAWATER Co. Ltd.	3,600	47,444
	Micronics Japan Co. Ltd.	3,600	32,797
	Midac Holdings Co. Ltd.	1,100	15,466
	Mie Kotsu Group Holdings, Inc.	5,900	25,502
	Mikuni Corp.	2,700	6,731
	Milbon Co. Ltd.	3,000	126,487
	MIMAKI ENGINEERING Co. Ltd.	1,900	9,440
	Mimasu Semiconductor Industry Co. Ltd.	2,319	44,810
	Ministop Co. Ltd.	1,800	18,682
#	Minkabu The Infonoid, Inc.	1,200	14,968
	Mirai Industry Co. Ltd.	700	11,221
	Miraial Co. Ltd.	1,100	12,257
	Mirait One Corp.	11,100	137,877
	Mirarth Holdings, Inc.	14,600	41,196
	Miroku Jyoho Service Co. Ltd.	2,800	34,975
	Mitani Corp.	4,800	47,272
	Mitani Sangyo Co. Ltd.	3,900	9,279
	Mitani Sekisan Co. Ltd.	1,200	42,404
	Mito Securities Co. Ltd.	10,500	22,798
	Mitsuba Corp.	5,000	21,665
	Mitsubishi Kakoki Kaisha Ltd.	1,000	17,907

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Logisnext Co. Ltd.	4,000	$29,130
	Mitsubishi Logistics Corp.	6,400	158,587
	Mitsubishi Materials Corp.	2,700	44,211
	Mitsubishi Paper Mills Ltd.	6,500	19,228
	Mitsubishi Pencil Co. Ltd.	6,000	78,490
	Mitsubishi Research Institute, Inc.	1,100	39,911
	Mitsubishi Shokuhin Co. Ltd.	1,900	49,084
	Mitsubishi Steel Manufacturing Co. Ltd.	2,300	19,334
	Mitsuboshi Belting Ltd.	2,700	77,354
	Mitsui DM Sugar Holdings Co. Ltd.	3,100	51,988
*	Mitsui E&S Co. Ltd.	9,400	36,115
	Mitsui High-Tec, Inc.	600	36,184
#	Mitsui Matsushima Holdings Co. Ltd.	1,100	25,652
	Mitsui Mining & Smelting Co. Ltd.	7,000	166,690
	Mitsui-Soko Holdings Co. Ltd.	2,100	61,641
	Mitsuuroko Group Holdings Co. Ltd.	4,400	43,175
	Mixi, Inc.	4,400	93,021
	Miyaji Engineering Group, Inc.	900	25,796
	Miyazaki Bank Ltd.	2,000	35,807
	Miyoshi Oil & Fat Co. Ltd.	1,100	8,047
	Mizuho Leasing Co. Ltd.	3,000	84,067
	Mizuho Medy Co. Ltd.	600	10,016
	Mizuno Corp.	2,000	49,921
	Mochida Pharmaceutical Co. Ltd.	2,600	66,818
*	Modec, Inc.	3,200	34,744
	Molitec Steel Co. Ltd.	3,900	8,369
	Monex Group, Inc.	17,100	64,938
	Monogatari Corp.	3,600	75,671
#	MORESCO Corp.	1,100	9,182
	Morinaga & Co. Ltd.	4,700	139,287
	Morinaga Milk Industry Co. Ltd.	5,000	188,054
	Moriroku Holdings Co. Ltd.	900	12,829
	Morita Holdings Corp.	3,900	41,101
	Morito Co. Ltd.	2,600	20,418
	Morozoff Ltd.	1,500	40,060
#	Mortgage Service Japan Ltd.	1,200	5,922
	Mory Industries, Inc.	900	23,938
	MrMax Holdings Ltd.	4,600	21,191
	Mugen Estate Co. Ltd.	1,600	7,387
	m-up Holdings, Inc.	4,700	42,775
#	Murakami Corp.	1,000	20,675
	Musashi Seimitsu Industry Co. Ltd.	5,800	78,180
	Musashino Bank Ltd.	4,100	66,566
#	NAC Co. Ltd.	1,100	7,765
	Nachi-Fujikoshi Corp.	1,500	42,391
	Nafco Co. Ltd.	2,100	28,682
	Nagano Bank Ltd.	1,300	14,668
	Nagano Keiki Co. Ltd.	2,100	19,929
	Nagase & Co. Ltd.	12,200	192,213
	Nagatanien Holdings Co. Ltd.	1,600	25,880
	Nagawa Co. Ltd.	800	37,357
	Naigai Trans Line Ltd.	700	13,294
	Nakabayashi Co. Ltd.	3,300	11,729
	Nakamoto Packs Co. Ltd.	700	8,136
	Nakamuraya Co. Ltd.	600	13,996
	Nakanishi, Inc.	9,300	176,187
	Nakano Refrigerators Co. Ltd.	200	8,297
	Nakayama Steel Works Ltd.	3,500	22,562
#*	Namura Shipbuilding Co. Ltd.	7,996	24,109

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nankai Electric Railway Co. Ltd.	600	$13,997
	Nanto Bank Ltd.	4,000	72,868
	Natori Co. Ltd.	1,400	20,546
	NEC Capital Solutions Ltd.	900	17,781
	NEC Networks & System Integration Corp.	8,600	107,203
	NET One Systems Co. Ltd.	8,400	198,058
	Neturen Co. Ltd.	3,800	20,181
	New Art Holdings Co. Ltd.	1,000	12,836
#*	New Japan Chemical Co. Ltd.	6,200	9,832
#	Nextage Co. Ltd.	6,300	114,285
*	NexTone, Inc.	500	10,785
	NF Holdings Corp.	600	4,326
	NHK Spring Co. Ltd.	25,100	186,094
	Nice Corp.	1,300	12,615
#	Nichia Steel Works Ltd.	4,000	9,234
	Nichias Corp.	6,700	135,504
	Nichiban Co. Ltd.	1,500	22,183
	Nichicon Corp.	5,900	55,928
	Nichiden Corp.	1,800	26,682
	Nichiha Corp.	3,300	69,724
	Nichireki Co. Ltd.	3,400	43,196
	Nichirin Co. Ltd.	1,430	24,747
	Nihon Chouzai Co. Ltd.	1,400	12,713
#	Nihon Dempa Kogyo Co. Ltd.	2,700	23,538
	Nihon Dengi Co. Ltd.	600	15,583
	Nihon Denkei Co. Ltd.	1,050	14,650
	Nihon Flush Co. Ltd.	3,200	24,329
#	Nihon House Holdings Co. Ltd.	5,600	16,102
	Nihon Kagaku Sangyo Co. Ltd.	1,900	15,900
	Nihon Kohden Corp.	2,500	69,172
	Nihon Nohyaku Co. Ltd.	6,100	30,917
	Nihon Parkerizing Co. Ltd.	11,000	86,099
	Nihon Plast Co. Ltd.	1,700	5,232
	Nihon Tokushu Toryo Co. Ltd.	1,400	10,310
	Nihon Trim Co. Ltd.	400	8,591
#*	Nihon Yamamura Glass Co. Ltd.	800	4,205
	Nikkiso Co. Ltd.	6,200	43,546
	Nikko Co. Ltd.	4,200	19,974
	Nikkon Holdings Co. Ltd.	6,900	133,711
	Nippn Corp.	7,000	90,997
	Nippon Air Conditioning Services Co. Ltd.	4,600	25,011
	Nippon Aqua Co. Ltd.	1,700	11,019
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,800	22,855
	Nippon Carbide Industries Co., Inc.	1,100	10,465
	Nippon Carbon Co. Ltd.	1,200	36,773
	Nippon Ceramic Co. Ltd.	1,800	36,028
	Nippon Chemical Industrial Co. Ltd.	1,300	17,701
*	Nippon Chemi-Con Corp.	2,900	43,281
*	Nippon Coke & Engineering Co. Ltd.	32,300	21,633
	Nippon Concept Corp.	700	8,346
*	Nippon Concrete Industries Co. Ltd.	8,400	15,976
#	Nippon Denko Co. Ltd.	15,100	38,486
	Nippon Densetsu Kogyo Co. Ltd.	4,700	60,948
	Nippon Electric Glass Co. Ltd.	11,400	217,628
	Nippon Fine Chemical Co. Ltd.	1,900	37,120
	Nippon Gas Co. Ltd.	11,500	161,719
	Nippon Hume Corp.	3,300	19,154
	Nippon Kayaku Co. Ltd.	14,600	132,447
#	Nippon Kodoshi Corp.	400	5,818

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Koei Co. Ltd.	1,700	$47,397
	Nippon Light Metal Holdings Co. Ltd.	5,480	57,419
*	Nippon Paper Industries Co. Ltd.	13,100	104,965
	Nippon Parking Development Co. Ltd.	23,500	40,504
	Nippon Pillar Packing Co. Ltd.	2,000	55,606
	Nippon Piston Ring Co. Ltd.	700	6,948
	Nippon Rietec Co. Ltd.	1,500	14,082
	Nippon Road Co. Ltd.	800	47,434
	Nippon Seiki Co. Ltd.	5,800	36,913
	Nippon Seisen Co. Ltd.	300	9,990
	Nippon Sharyo Ltd.	1,200	18,421
*	Nippon Sheet Glass Co. Ltd.	12,000	58,079
	Nippon Shokubai Co. Ltd.	4,200	168,385
	Nippon Signal Company Ltd.	7,000	57,164
	Nippon Soda Co. Ltd.	2,800	96,579
	Nippon Thompson Co. Ltd.	6,500	28,156
	Nippon Yakin Kogyo Co. Ltd.	1,660	48,254
	Nipro Corp.	17,500	131,801
	Nishikawa Rubber Co. Ltd.	1,900	16,809
	Nishimatsu Construction Co. Ltd.	3,200	84,090
	Nishimatsuya Chain Co. Ltd.	3,400	40,323
	Nishimoto Co. Ltd.	700	19,941
	Nishi-Nippon Financial Holdings, Inc.	15,100	125,796
	Nishi-Nippon Railroad Co. Ltd.	7,200	132,050
	Nishio Holdings Co. Ltd.	2,600	61,783
	Nissan Shatai Co. Ltd.	13,100	90,004
	Nissei ASB Machine Co. Ltd.	1,000	31,365
	Nissei Plastic Industrial Co. Ltd.	1,400	10,464
	Nissha Co. Ltd.	4,900	66,862
	Nisshin Group Holdings Co. Ltd.	5,400	18,622
	Nisshin Oillio Group Ltd.	3,100	77,481
	Nisshinbo Holdings, Inc.	17,536	135,002
	Nissin Corp.	2,200	34,632
	Nisso Corp.	2,300	13,164
	Nissui Corp.	35,600	155,660
	Nitta Corp.	2,600	59,150
	Nitta Gelatin, Inc.	2,000	12,332
	Nittetsu Mining Co. Ltd.	1,600	43,286
	Nitto Boseki Co. Ltd.	3,000	41,908
	Nitto Fuji Flour Milling Co. Ltd.	400	13,208
	Nitto Kogyo Corp.	3,700	73,260
	Nitto Kohki Co. Ltd.	1,300	19,222
	Nitto Seiko Co. Ltd.	6,200	27,690
	Nittoc Construction Co. Ltd.	3,500	25,991
	NJS Co. Ltd.	700	11,843
	Noda Corp.	800	7,327
	Noevir Holdings Co. Ltd.	1,600	65,273
	Nohmi Bosai Ltd.	2,800	36,112
	Nojima Corp.	6,700	71,875
	NOK Corp.	11,500	154,975
	Nomura Micro Science Co. Ltd.	700	21,723
	Noritake Co. Ltd.	1,400	48,083
	Noritsu Koki Co. Ltd.	2,900	47,669
	Noritz Corp.	4,000	54,242
	North Pacific Bank Ltd.	32,300	69,104
	NS Tool Co. Ltd.	2,000	16,674
	NS United Kaiun Kaisha Ltd.	800	23,429
	NSD Co. Ltd.	6,860	126,199
	NSW, Inc.	1,200	18,529

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	NTN Corp.	51,500	$127,213
#	Obara Group, Inc.	1,600	50,295
	Oenon Holdings, Inc.	5,000	10,428
	Ogaki Kyoritsu Bank Ltd.	4,200	57,195
	Ohara, Inc.	700	5,938
	Ohashi Technica, Inc.	1,700	20,013
#	Ohba Co. Ltd.	1,400	8,122
	Ohmoto Gumi Co. Ltd.	300	14,530
	Ohsho Food Service Corp.	1,800	81,971
	Oiles Corp.	2,973	37,571
#*	Oisix ra daichi, Inc.	4,300	80,453
	Oita Bank Ltd.	1,600	24,328
	Okabe Co. Ltd.	4,000	24,769
	Okamoto Industries, Inc.	1,200	35,737
	Okamoto Machine Tool Works Ltd.	700	25,307
	Okamura Corp.	7,900	84,347
	Okasan Securities Group, Inc.	19,900	62,550
	Oki Electric Industry Co. Ltd.	8,400	45,566
	Okinawa Cellular Telephone Co.	2,500	55,854
*	Okinawa Electric Power Co., Inc.	7,425	60,558
	Okinawa Financial Group, Inc.	2,860	44,154
	OKUMA Corp.	3,100	137,660
	Okumura Corp.	3,500	85,869
	Okura Industrial Co. Ltd.	1,400	21,923
	Okuwa Co. Ltd.	3,000	19,796
	Onoken Co. Ltd.	2,900	33,089
	Onward Holdings Co. Ltd.	12,700	35,143
*	Ootoya Holdings Co. Ltd.	700	20,033
	Open Up Group, Inc.	7,200	106,662
	Optex Group Co. Ltd.	3,800	57,199
*	Optim Corp.	1,200	8,230
	Optorun Co. Ltd.	3,600	54,871
#	Orchestra Holdings, Inc.	700	7,902
	Organo Corp.	3,200	77,272
	Orient Corp.	4,810	40,128
	Oriental Shiraishi Corp.	13,900	33,665
#	Origin Co. Ltd.	600	5,512
	Oro Co. Ltd.	700	12,579
	Osaka Organic Chemical Industry Ltd.	1,800	27,291
	Osaka Soda Co. Ltd.	1,400	45,284
	Osaka Steel Co. Ltd.	1,500	14,444
	Osaki Electric Co. Ltd.	6,000	24,964
	OSG Corp.	10,600	148,906
	OUG Holdings, Inc.	500	9,040
	Outsourcing, Inc.	14,200	144,649
#*	Oxide Corp.	1,000	23,652
	Oyo Corp.	2,700	40,641
#	Ozu Corp.	600	7,940
	Pacific Industrial Co. Ltd.	6,100	55,118
*	Pacific Metals Co. Ltd.	2,400	33,396
	Pack Corp.	1,400	32,081
	PAL GROUP Holdings Co. Ltd.	3,100	71,166
	PALTAC Corp.	700	26,857
	Paramount Bed Holdings Co. Ltd.	5,200	92,210
	Parker Corp.	2,400	11,074
	Pasona Group, Inc.	3,800	52,299
#	PC Depot Corp.	5,160	11,283
	Pegasus Co. Ltd.	2,600	11,918
	Penta-Ocean Construction Co. Ltd.	30,700	149,253

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	People Dreams & Technologies Group Co. Ltd.	900	$10,219
*	PeptiDream, Inc.	3,500	47,288
	PHC Holdings Corp.	1,000	10,275
*	PIA Corp.	800	19,474
	Pickles Holdings Co. Ltd.	2,400	20,780
	Pigeon Corp.	15,000	233,574
	Pilot Corp.	3,800	126,643
	Piolax, Inc.	2,300	34,149
	Plus Alpha Consulting Co. Ltd.	1,900	40,672
	Pole To Win Holdings, Inc.	5,100	34,387
	Premium Group Co. Ltd.	4,800	57,630
	Premium Water Holdings, Inc.	400	7,109
	Press Kogyo Co. Ltd.	9,000	36,099
#	Pressance Corp.	2,400	34,660
	Prestige International, Inc.	15,500	67,655
	Prima Meat Packers Ltd.	3,000	50,802
	Procrea Holdings, Inc.	4,504	72,066
	Pronexus, Inc.	2,300	16,895
#	Pro-Ship, Inc.	900	9,200
	Proto Corp.	4,200	36,680
	PS Mitsubishi Construction Co. Ltd.	3,600	17,919
	Punch Industry Co. Ltd.	2,600	10,071
	QB Net Holdings Co. Ltd.	1,400	14,019
	Qol Holdings Co. Ltd.	2,600	23,836
	Quick Co. Ltd.	2,200	28,945
#	Raccoon Holdings, Inc.	2,900	15,580
	Raito Kogyo Co. Ltd.	4,700	69,324
	Raiznext Corp.	4,600	49,256
*	RaQualia Pharma, Inc.	4,800	28,284
	Rasa Corp.	1,400	15,223
	Rasa Industries Ltd.	800	12,876
	Raysum Co. Ltd.	371	3,627
	Relia, Inc.	2,200	23,620
	Renaissance, Inc.	1,600	11,201
	Rengo Co. Ltd.	25,300	165,001
*	RENOVA, Inc.	4,600	65,156
	Resol Holdings Co. Ltd.	400	14,253
	Resorttrust, Inc.	11,500	189,897
	Restar Holdings Corp.	2,800	43,799
	Retail Partners Co. Ltd.	3,200	35,998
	Rheon Automatic Machinery Co. Ltd.	2,000	19,206
	Ricoh Leasing Co. Ltd.	1,500	43,390
	Ride On Express Holdings Co. Ltd.	1,200	9,534
*	Right On Co. Ltd.	1,500	6,391
	Riken Corp.	1,300	26,157
	Riken Keiki Co. Ltd.	1,500	57,643
	Riken Technos Corp.	5,600	25,150
	Riken Vitamin Co. Ltd.	2,200	33,000
	Rion Co. Ltd.	1,400	20,749
	Riso Kyoiku Co. Ltd.	15,100	32,961
#	Rix Corp.	700	14,416
#	Rock Field Co. Ltd.	2,100	23,476
	Rokko Butter Co. Ltd.	1,700	17,614
	Roland Corp.	2,000	59,952
	Roland DG Corp.	1,800	45,244
	Rorze Corp.	1,100	81,492
	Round One Corp.	28,400	122,852
	RS Technologies Co. Ltd.	2,400	53,922
	Ryobi Ltd.	3,200	37,239

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Ryoden Corp.	2,300	$35,320
Ryosan Co. Ltd.	2,400	56,688
S Foods, Inc.	2,300	51,171
S&B Foods, Inc.	1,000	26,063
Sac’s Bar Holdings, Inc.	3,250	21,036
Sagami Rubber Industries Co. Ltd.	1,000	6,228
Saibu Gas Holdings Co. Ltd.	2,800	38,988
Sakai Chemical Industry Co. Ltd.	2,200	29,571
Sakai Heavy Industries Ltd.	600	18,537
Sakai Moving Service Co. Ltd.	1,700	59,889
Sakata INX Corp.	5,200	42,418
Sakura Internet, Inc.	1,700	8,533
Sala Corp.	7,300	41,296
Samco, Inc.	900	31,984
SAMTY Co. Ltd.	4,200	68,553
San Holdings, Inc.	2,200	37,537
San ju San Financial Group, Inc.	2,700	31,657
San-A Co. Ltd.	2,500	84,531
San-Ai Obbli Co. Ltd.	6,600	69,538
Sanei Architecture Planning Co. Ltd.	1,300	14,007
Sangetsu Corp.	5,000	83,375
San-In Godo Bank Ltd.	16,200	91,032
Sanken Electric Co. Ltd.	2,400	180,263
Sanki Engineering Co. Ltd.	5,000	55,277
Sanko Gosei Ltd.	2,900	11,268
Sankyo Frontier Co. Ltd.	600	15,617
Sankyo Seiko Co. Ltd.	4,000	17,198
Sankyo Tateyama, Inc.	2,800	14,089
Sankyu, Inc.	2,400	84,647
Sanoh Industrial Co. Ltd.	5,400	27,345
Sansei Technologies, Inc.	1,200	8,628
Sansha Electric Manufacturing Co. Ltd.	800	5,336
Sanshin Electronics Co. Ltd.	2,000	33,239
Santec Holdings Corp.	600	10,278
Sanwa Co. Ltd./Kitahama Chuo-Ku Osaka	400	2,379
Sanyo Chemical Industries Ltd.	1,600	50,232
Sanyo Denki Co. Ltd.	1,000	49,955
Sanyo Electric Railway Co. Ltd.	3,300	57,804
Sanyo Shokai Ltd.	2,500	29,394
Sanyo Special Steel Co. Ltd.	1,900	33,627
Sanyo Trading Co. Ltd.	2,600	24,712
Sapporo Holdings Ltd.	5,800	161,809
Sato Holdings Corp.	3,000	50,767
Sato Shoji Corp.	2,600	27,547
Satori Electric Co. Ltd.	2,600	31,591
Sawai Group Holdings Co. Ltd.	4,300	124,423
Saxa Holdings, Inc.	400	5,394
SB Technology Corp.	1,400	23,924
SBI Global Asset Management Co. Ltd.	6,200	22,889
SBI Insurance Group Co. Ltd.	1,200	8,360
SBS Holdings, Inc.	2,300	56,047
Scroll Corp.	4,700	27,308
SEC Carbon Ltd.	200	13,168
Seed Co. Ltd.	1,500	6,316
Seika Corp.	1,600	26,402
Seikagaku Corp.	5,200	31,921
Seikitokyu Kogyo Co. Ltd.	4,300	29,628
Seiko Group Corp.	3,300	72,435
Seiko PMC Corp.	800	3,410

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Seino Holdings Co. Ltd.	12,600	$139,885
#	Seiren Co. Ltd.	5,100	84,797
	Sekisui Jushi Corp.	3,700	59,433
	Sekisui Kasei Co. Ltd.	3,500	12,097
	SEMITEC Corp.	800	11,607
	Senko Group Holdings Co. Ltd.	12,500	89,329
	Senshu Electric Co. Ltd.	2,000	45,844
	Senshu Ikeda Holdings, Inc.	29,200	51,358
*	Senshukai Co. Ltd.	3,000	9,068
	SERAKU Co. Ltd.	1,100	12,937
	Seria Co. Ltd.	4,800	85,329
	Seven Bank Ltd.	3,200	6,550
#	Shibaura Electronics Co. Ltd.	1,200	50,459
	Shibaura Machine Co. Ltd.	2,500	58,201
	Shibaura Mechatronics Corp.	400	44,788
	Shibusawa Warehouse Co. Ltd.	1,200	20,434
	Shibuya Corp.	2,000	36,993
	Shidax Corp.	2,800	14,779
	Shiga Bank Ltd.	4,699	97,953
	Shikibo Ltd.	900	6,778
	Shikoku Bank Ltd.	5,400	35,078
*	Shikoku Electric Power Co., Inc.	16,100	95,125
	Shikoku Kasei Holdings Corp.	4,600	47,947
	Shima Seiki Manufacturing Ltd.	3,200	43,765
	Shimizu Bank Ltd.	2,400	25,740
	Shimojima Co. Ltd.	1,200	10,120
	Shin Nippon Air Technologies Co. Ltd.	1,200	17,222
	Shin Nippon Biomedical Laboratories Ltd.	3,300	60,285
	Shinagawa Refractories Co. Ltd.	1,200	41,303
	Shindengen Electric Manufacturing Co. Ltd.	1,400	35,630
	Shin-Etsu Polymer Co. Ltd.	5,000	49,194
	Shinko Shoji Co. Ltd.	4,000	35,255
	Shinmaywa Industries Ltd.	7,700	69,334
	Shinnihon Corp.	3,400	26,432
#	Shinnihonseiyaku Co. Ltd.	500	5,221
	Shinsho Corp.	1,000	43,310
	Shinwa Co. Ltd.	1,500	23,556
	Shinwa Co. Ltd.	1,700	8,960
	Ship Healthcare Holdings, Inc.	9,600	169,342
	Shizuki Electric Co., Inc.	1,600	5,725
	Shizuoka Gas Co. Ltd.	5,100	43,364
	Shoei Co. Ltd.	6,000	111,307
#	Shoei Foods Corp.	1,400	41,186
	Shofu, Inc.	1,700	26,108
	Showa Sangyo Co. Ltd.	2,000	39,371
	Sigma Koki Co. Ltd.	700	8,258
	SIGMAXYZ Holdings, Inc.	3,400	26,768
	Siix Corp.	3,600	36,143
*	Silver Life Co. Ltd.	700	6,569
*	Simplex Holdings, Inc.	2,900	50,454
	Sinanen Holdings Co. Ltd.	1,300	36,181
	Sinfonia Technology Co. Ltd.	3,599	46,000
	Sinko Industries Ltd.	2,400	31,849
	Sintokogio Ltd.	5,338	38,711
	SK-Electronics Co. Ltd.	1,300	17,060
	SKY Perfect JSAT Holdings, Inc.	20,600	80,315
*	Smaregi, Inc.	600	12,511
	SMK Corp.	500	8,928
	SMS Co. Ltd.	4,200	98,700

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Snow Peak, Inc.	3,200	$48,480
	SNT Corp.	3,900	7,064
	Soda Nikka Co. Ltd.	3,100	18,782
	Sodick Co. Ltd.	5,800	32,088
	Soft99 Corp.	2,300	21,888
	Softcreate Holdings Corp.	1,800	21,107
	Software Service, Inc.	400	25,634
	Soiken Holdings, Inc.	2,200	4,449
	Soken Chemical & Engineering Co. Ltd.	800	10,081
	Solasto Corp.	6,800	31,712
	Soliton Systems KK	1,500	11,538
	Sotetsu Holdings, Inc.	9,700	184,695
	Sotoh Co. Ltd.	600	3,576
	Space Co. Ltd.	4,280	29,355
	Sparx Group Co. Ltd.	2,360	25,741
	SPK Corp.	1,000	12,865
	S-Pool, Inc.	7,500	34,791
	Sprix, Inc.	1,600	10,906
	SRA Holdings	1,000	22,352
#*	SRE Holdings Corp.	1,600	35,887
	ST Corp.	2,100	24,527
	St. Marc Holdings Co. Ltd.	1,700	23,195
	Star Mica Holdings Co. Ltd.	3,600	17,049
	Star Micronics Co. Ltd.	5,000	65,075
	Starts Corp., Inc.	3,800	71,812
	Starzen Co. Ltd.	2,000	34,402
	St-Care Holding Corp.	2,600	14,931
	Stella Chemifa Corp.	1,500	29,763
	Step Co. Ltd.	1,500	20,469
	Strike Co. Ltd.	900	24,155
	Studio Alice Co. Ltd.	1,100	17,289
	Subaru Enterprise Co. Ltd.	200	14,160
	Sugimoto & Co. Ltd.	1,500	22,516
	Sumida Corp.	3,300	41,053
#	Suminoe Textile Co. Ltd.	900	14,803
	Sumitomo Bakelite Co. Ltd.	4,300	164,445
	Sumitomo Densetsu Co. Ltd.	2,200	45,758
	Sumitomo Mitsui Construction Co. Ltd.	21,592	61,217
	Sumitomo Osaka Cement Co. Ltd.	4,000	112,496
	Sumitomo Riko Co. Ltd.	5,000	26,623
	Sumitomo Seika Chemicals Co. Ltd.	900	29,071
	Sumitomo Warehouse Co. Ltd.	7,300	121,277
	Sun Frontier Fudousan Co. Ltd.	3,700	35,919
	Suncall Corp.	1,500	6,454
	Sun-Wa Technos Corp.	1,500	20,784
*	SuRaLa Net Co. Ltd.	500	2,720
	Suruga Bank Ltd.	20,500	77,757
	Suzuden Corp.	1,100	20,655
	Suzuki Co. Ltd.	1,400	10,507
	SWCC Corp.	4,300	55,851
#*	SymBio Pharmaceuticals Ltd.	4,400	13,040
	System Information Co. Ltd.	1,800	10,258
	System Research Co. Ltd.	600	10,724
	System Support, Inc.	1,000	14,482
	Systena Corp.	34,600	71,567
	Syuppin Co. Ltd.	1,800	11,695
	T Hasegawa Co. Ltd.	3,100	73,804
	T RAD Co. Ltd.	1,100	19,161
#	T&K Toka Co. Ltd.	2,300	19,662

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tachibana Eletech Co. Ltd.	2,500	$38,131
	Tachikawa Corp.	2,700	25,156
	Tachi-S Co. Ltd.	4,300	38,517
	Tadano Ltd.	13,200	103,323
	Taihei Dengyo Kaisha Ltd.	2,000	61,003
	Taiheiyo Cement Corp.	10,300	184,691
	Taiho Kogyo Co. Ltd.	1,900	10,177
	Taikisha Ltd.	2,600	70,438
	Taiko Bank Ltd.	1,100	8,884
	Taisei Lamick Co. Ltd.	800	16,858
	Taiyo Holdings Co. Ltd.	3,000	54,230
	Takamatsu Construction Group Co. Ltd.	2,100	34,073
	Takamiya Co. Ltd.	1,700	5,543
	Takaoka Toko Co. Ltd.	1,200	18,046
	Takara & Co. Ltd.	1,500	26,213
	Takara Bio, Inc.	5,600	70,662
	Takara Holdings, Inc.	18,700	147,360
	Takara Standard Co. Ltd.	3,100	37,495
	Takasago International Corp.	2,100	40,050
	Takasago Thermal Engineering Co. Ltd.	4,800	80,598
	Takashimaya Co. Ltd.	3,500	51,703
	Takasho Co. Ltd.	1,700	8,748
	Takatori Corp.	400	11,836
	Take & Give Needs Co. Ltd.	1,300	13,123
	TAKEBISHI Corp.	1,400	17,585
	Takeuchi Manufacturing Co. Ltd.	3,400	93,308
	Takisawa Machine Tool Co. Ltd.	1,100	10,847
	Takuma Co. Ltd.	7,800	81,602
	Tama Home Co. Ltd.	1,900	51,973
	Tamron Co. Ltd.	2,000	48,796
	Tamura Corp.	11,000	63,029
#*	Tanaka Chemical Corp.	1,600	15,613
	Tanseisha Co. Ltd.	5,900	35,041
	Taoka Chemical Co. Ltd.	1,000	5,496
	Tatsuta Electric Wire & Cable Co. Ltd.	5,200	27,347
	Tayca Corp.	1,900	16,916
	Tazmo Co. Ltd.	1,200	16,087
#*	Tbk Co. Ltd.	2,800	5,658
	TBS Holdings, Inc.	1,800	27,140
	TDC Soft, Inc.	2,600	28,092
	TechMatrix Corp.	5,200	62,047
*	Techno Horizon Co. Ltd.	1,400	4,695
	Techno Medica Co. Ltd.	700	9,233
	Techno Ryowa Ltd.	1,500	9,930
	Techno Smart Corp.	700	8,119
	Tecnos Japan, Inc.	2,900	11,875
	Teijin Ltd.	13,000	145,196
	Teikoku Electric Manufacturing Co. Ltd.	2,300	40,564
	Teikoku Sen-I Co. Ltd.	2,900	36,762
	Teikoku Tsushin Kogyo Co. Ltd.	800	9,146
	Tekken Corp.	1,800	25,556
	Temairazu, Inc.	400	14,314
	Tenma Corp.	2,000	34,455
#	Tenpos Holdings Co. Ltd.	700	13,028
	Terilogy Holdings	1,600	3,770
	TESEC Corp.	700	11,664
#	Tess Holdings Co. Ltd.	1,400	12,350
	T-Gaia Corp.	2,100	25,763
	TKC Corp.	2,400	64,866

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	TKP Corp.	1,600	$32,102
	Toa Corp.	2,600	16,342
	Toa Corp.	2,400	52,094
	TOA ROAD Corp.	600	19,092
	Toagosei Co. Ltd.	10,300	89,051
	Tobishima Corp.	3,420	28,688
	TOC Co. Ltd.	6,100	30,043
	Tocalo Co. Ltd.	8,200	77,008
	Tochigi Bank Ltd.	12,300	25,115
	Toda Corp.	25,600	149,775
*	Toda Kogyo Corp.	200	3,639
	Toei Co. Ltd.	200	26,930
	Toenec Corp.	1,400	35,686
	Toho Bank Ltd.	31,300	51,665
	Toho Co. Ltd.	900	15,769
	Toho Gas Co. Ltd.	9,500	177,749
	Toho Holdings Co. Ltd.	5,800	115,716
#	Toho Titanium Co. Ltd.	4,500	67,174
	Toho Zinc Co. Ltd.	1,700	23,216
	Tohoku Bank Ltd.	800	5,759
	Tohokushinsha Film Corp.	1,800	9,829
	Tokai Carbon Co. Ltd.	25,500	231,736
	Tokai Corp.	2,500	37,772
	TOKAI Holdings Corp.	10,700	69,505
	Tokai Rika Co. Ltd.	6,900	95,317
	Tokai Tokyo Financial Holdings, Inc.	25,100	64,974
	Token Corp.	880	51,191
	Tokushu Tokai Paper Co. Ltd.	919	19,996
	Tokuyama Corp.	6,900	112,533
	Tokyo Base Co. Ltd.	2,400	7,937
	Tokyo Electron Device Ltd.	800	45,846
	Tokyo Energy & Systems, Inc.	4,100	27,556
	Tokyo Individualized Educational Institute, Inc.	3,700	14,773
	Tokyo Keiki, Inc.	1,800	15,997
	Tokyo Kiraboshi Financial Group, Inc.	3,924	79,933
	Tokyo Ohka Kogyo Co. Ltd.	1,000	52,203
	Tokyo Rakutenchi Co. Ltd.	500	15,524
	Tokyo Rope Manufacturing Co. Ltd.	600	5,122
	Tokyo Sangyo Co. Ltd.	2,700	16,944
	Tokyo Seimitsu Co. Ltd.	5,200	191,838
	Tokyo Steel Manufacturing Co. Ltd.	6,600	66,417
	Tokyo Tekko Co. Ltd.	1,500	20,440
#	Tokyo Theatres Co., Inc.	600	5,016
	Tokyotokeiba Co. Ltd.	1,800	56,827
	Tokyu Construction Co. Ltd.	10,400	55,141
	Toli Corp.	6,000	12,290
	Tomato Bank Ltd.	900	6,804
	Tomen Devices Corp.	400	16,558
	Tomoe Corp.	3,500	11,401
	Tomoe Engineering Co. Ltd.	1,000	17,928
	Tomoku Co. Ltd.	1,500	17,598
	TOMONY Holdings, Inc.	16,800	45,701
	Tomy Co. Ltd.	10,417	117,704
	Tonami Holdings Co. Ltd.	800	27,137
	Topcon Corp.	13,400	190,872
	Topre Corp.	4,300	43,572
	Topy Industries Ltd.	2,900	39,913
	Torex Semiconductor Ltd.	1,100	18,255
	Toridoll Holdings Corp.	4,600	98,116

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Torigoe Co. Ltd.	2,500	$11,435
	Torii Pharmaceutical Co. Ltd.	1,600	40,620
	Torishima Pump Manufacturing Co. Ltd.	2,000	23,254
	Tosei Corp.	4,200	49,981
	Toshiba TEC Corp.	3,200	92,939
	Tosho Co. Ltd.	2,800	28,276
	Totech Corp.	1,200	37,832
	Totetsu Kogyo Co. Ltd.	3,100	61,938
	Tottori Bank Ltd.	600	5,194
	Toukei Computer Co. Ltd.	500	23,877
	Towa Bank Ltd.	7,700	31,647
	Towa Corp.	1,800	27,087
	Towa Pharmaceutical Co. Ltd.	3,000	42,820
	Toyo Construction Co. Ltd.	10,400	74,483
	Toyo Corp.	3,000	30,948
	Toyo Denki Seizo KK	1,000	7,503
*	Toyo Engineering Corp.	3,400	14,528
#	Toyo Gosei Co. Ltd.	600	34,180
	Toyo Ink SC Holdings Co. Ltd.	3,800	61,325
	Toyo Kanetsu KK	1,200	23,989
	Toyo Machinery & Metal Co. Ltd.	2,600	12,228
	Toyo Securities Co. Ltd.	12,000	28,951
	Toyo Tanso Co. Ltd.	1,900	55,239
	Toyo Tire Corp.	13,900	165,605
	Toyobo Co. Ltd.	10,000	75,485
	Toyoda Gosei Co. Ltd.	1,700	29,155
	TPR Co. Ltd.	3,300	34,049
	Trancom Co. Ltd.	1,000	50,190
#	Trans Genic, Inc.	2,100	4,668
	Transaction Co. Ltd.	2,400	30,352
	Transcosmos, Inc.	3,300	76,997
	TRE Holdings Corp.	6,356	55,689
	Treasure Factory Co. Ltd.	1,400	17,843
	Trenders, Inc.	1,600	15,902
	Tri Chemical Laboratories, Inc.	2,300	37,200
	Trusco Nakayama Corp.	5,200	90,330
	TS Tech Co. Ltd.	11,800	159,117
	TSI Holdings Co. Ltd.	8,125	38,718
	Tsubaki Nakashima Co. Ltd.	4,600	32,226
	Tsubakimoto Chain Co.	3,500	86,691
	Tsubakimoto Kogyo Co. Ltd.	400	12,171
	Tsuburaya Fields Holdings, Inc.	5,800	78,938
	Tsugami Corp.	5,000	51,937
	Tsukada Global Holdings, Inc.	1,900	6,243
	Tsukishima Holdings Co. Ltd.	4,000	32,452
#	Tsukuba Bank Ltd.	5,500	8,564
	Tsumura & Co.	7,800	158,273
	Tsurumi Manufacturing Co. Ltd.	2,000	34,206
	Tsutsumi Jewelry Co. Ltd.	800	13,260
	TV Asahi Holdings Corp.	3,400	39,305
	Tv Tokyo Holdings Corp.	1,500	27,994
	UACJ Corp.	4,203	83,890
	UBE Corp.	12,100	191,947
	Ubicom Holdings, Inc.	800	12,745
	Uchida Yoko Co. Ltd.	1,200	45,685
	ULS Group, Inc.	300	6,992
	Ultrafabrics Holdings Co. Ltd.	600	9,424
	Ulvac, Inc.	4,200	166,733
	Union Tool Co.	900	21,523

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Unipres Corp.	5,500	$38,313
#	United Arrows Ltd.	2,700	39,407
	United Super Markets Holdings, Inc.	6,300	54,428
	UNITED, Inc.	1,200	11,138
*	Unitika Ltd.	10,400	16,643
*	Universal Entertainment Corp.	3,800	79,996
	Usen-Next Holdings Co. Ltd.	1,600	35,936
	User Local, Inc.	600	8,935
	Ushio, Inc.	11,800	146,787
*	UT Group Co. Ltd.	4,300	82,311
*	UUUM Co. Ltd.	1,800	8,188
	V Technology Co. Ltd.	1,500	33,430
	Valor Holdings Co. Ltd.	4,800	73,483
	Valqua Ltd.	1,500	37,737
	Value HR Co. Ltd.	1,400	15,585
	ValueCommerce Co. Ltd.	2,300	22,279
#	Valuence Holdings, Inc.	900	15,056
#	V-Cube, Inc.	1,000	3,836
	Vector, Inc.	3,300	31,207
	Vertex Corp.	1,800	18,055
*	Vision, Inc.	5,000	62,783
*	Visional, Inc.	1,700	89,154
	Vital KSK Holdings, Inc.	5,900	42,421
	VT Holdings Co. Ltd.	7,400	29,064
	Wacoal Holdings Corp.	5,200	101,117
	Wacom Co. Ltd.	21,700	110,220
	Wakachiku Construction Co. Ltd.	1,700	53,804
	Wakita & Co. Ltd.	5,900	60,058
	Warabeya Nichiyo Holdings Co. Ltd.	2,500	41,180
	Watahan & Co. Ltd.	2,000	21,039
	WDB Holdings Co. Ltd.	1,100	16,431
	Weathernews, Inc.	700	35,121
*	Welbe, Inc.	1,700	8,527
	Wellneo Sugar Co. Ltd.	2,100	26,552
	Wellnet Corp.	2,300	11,564
	West Holdings Corp.	2,108	50,256
	Will Group, Inc.	1,500	11,757
*	WingArc1st, Inc.	2,600	42,440
	WIN-Partners Co. Ltd.	3,100	23,347
	Wood One Co. Ltd.	600	5,279
	World Co. Ltd.	2,800	31,315
	World Holdings Co. Ltd.	1,000	20,317
	Wowow, Inc.	800	7,708
	Xebio Holdings Co. Ltd.	4,700	41,712
#	Yachiyo Industry Co. Ltd.	1,300	11,727
	Yahagi Construction Co. Ltd.	4,200	26,573
	Yaizu Suisankagaku Industry Co. Ltd.	1,100	6,710
	YAKUODO Holdings Co. Ltd.	1,200	21,935
	YAMABIKO Corp.	3,960	39,233
	YAMADA Consulting Group Co. Ltd.	1,900	21,341
	Yamae Group Holdings Co. Ltd.	1,100	17,610
	Yamagata Bank Ltd.	3,600	28,592
	Yamaguchi Financial Group, Inc.	27,500	169,090
	Yamaichi Electronics Co. Ltd.	3,100	41,155
#	YA-MAN Ltd.	2,600	22,452
	Yamanashi Chuo Bank Ltd.	4,600	38,401
	Yamatane Corp.	1,000	12,425
	Yamato Corp.	1,400	9,965
	Yamaura Corp.	1,300	11,843

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Yamaya Corp.	1,000	$19,726
	Yamazen Corp.	6,600	51,206
	Yaoko Co. Ltd.	2,100	110,081
	Yashima Denki Co. Ltd.	2,600	24,664
	Yasuda Logistics Corp.	2,000	15,364
#	Yasunaga Corp.	900	6,839
	Yellow Hat Ltd.	4,500	63,961
	Yodogawa Steel Works Ltd.	2,400	50,301
	Yokogawa Bridge Holdings Corp.	4,000	65,465
	Yokorei Co. Ltd.	6,700	53,924
	Yokowo Co. Ltd.	2,300	34,011
	Yomeishu Seizo Co. Ltd.	1,000	13,944
	Yondenko Corp.	840	12,061
	Yondoshi Holdings, Inc.	2,300	30,080
	Yonex Co. Ltd.	7,400	88,349
	Yorozu Corp.	2,000	13,266
*	Yoshimura Food Holdings KK	1,500	10,052
	Yoshinoya Holdings Co. Ltd.	6,300	116,482
	Yotai Refractories Co. Ltd.	3,000	32,056
	Yuasa Trading Co. Ltd.	2,000	58,084
	Yukiguni Maitake Co. Ltd.	2,100	15,722
	Yurtec Corp.	6,100	37,059
	Yushin Precision Equipment Co. Ltd.	1,200	7,003
	Yushiro Chemical Industry Co. Ltd.	1,000	6,327
	Zenitaka Corp.	400	9,995
	Zenrin Co. Ltd.	3,800	24,584
	ZERIA Pharmaceutical Co. Ltd.	3,400	60,939
	ZIGExN Co. Ltd.	4,400	16,361
	Zuiko Corp.	2,800	22,208

TOTAL JAPAN			65,881,942

NETHERLANDS — (1.9%)
	Aalberts NV	12,632	583,416
	Acomo NV	2,505	61,636
#*Ω	Alfen NV	2,289	185,202
	AMG Advanced Metallurgical Group NV	3,379	126,154
	APERAM SA	5,957	220,870
	Arcadis NV	9,292	383,843
	ASR Nederland NV	4,550	200,121
*	Avantium NV	2,577	10,197
Ω	B&S Group Sarl	3,081	13,331
*Ω	Basic-Fit NV	4,834	204,995
#	BE Semiconductor Industries NV	8,732	785,999
	Beter Bed Holding NV	1,921	6,654
	Brunel International NV	2,547	34,445
	Corbion NV	7,289	229,469
Ω	CTP NV	9,605	126,022
	Flow Traders Ltd.	4,148	102,746
	ForFarmers NV	4,983	16,112
*	Fugro NV	14,769	209,414
	Heijmans NV, CVA	3,283	40,846
*	InPost SA	11,331	121,614
	Kendrion NV	2,218	46,286
	Koninklijke BAM Groep NV	41,010	89,871
	Koninklijke Vopak NV	8,061	307,999
*Ω	Lucas Bols NV	553	6,799
	Nedap NV	608	38,093
	OCI NV	2,517	66,324
	Ordina NV	8,674	53,605

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
#*	Pharming Group NV	79,550	$89,733
#	PostNL NV	34,396	61,880
#	SBM Offshore NV	15,980	225,871
	SIF Holding NV	540	7,141
Ω	Signify NV	15,520	518,313
	Sligro Food Group NV	3,086	53,853
#*††	SRH NV	15,156	0
	TKH Group NV	5,041	244,043
*	TomTom NV	7,909	67,807
	Van Lanschot Kempen NV	4,197	127,572
*	Vivoryon Therapeutics NV	526	7,856

TOTAL NETHERLANDS			5,676,132

NEW ZEALAND — (0.4%)
*	Air New Zealand Ltd.	109,881	51,771
	Arvida Group Ltd.	46,998	30,251
	Briscoe Group Ltd.	4,326	12,048
	Channel Infrastructure NZ Ltd.	22,065	20,217
	Chorus Ltd.	39,819	212,911
	Delegat Group Ltd.	3,242	18,158
	Freightways Group Ltd.	12,407	72,932
#*	Gentrack Group Ltd.	4,745	9,461
	Hallenstein Glasson Holdings Ltd.	5,327	20,606
	Heartland Group Holdings Ltd.	62,793	61,856
	Investore Property Ltd.	30,334	26,673
	KMD Brands Ltd.	57,266	39,370
	Manawa Energy Ltd.	4,827	14,700
#	NZME Ltd.	14,069	9,048
	NZX Ltd.	24,081	17,428
	Oceania Healthcare Ltd.	60,668	25,907
*	Pacific Edge Ltd.	48,944	14,100
	PGG Wrightson Ltd.	1,057	2,846
*	Pushpay Holdings Ltd.	64,033	56,321
*	Rakon Ltd.	8,194	5,225
	Restaurant Brands New Zealand Ltd.	2,935	13,508
#	Sanford Ltd.	8,585	21,833
	Scales Corp. Ltd.	8,503	16,584
*	Serko Ltd.	3,777	4,915
	Skellerup Holdings Ltd.	13,671	41,318
	SKY Network Television Ltd.	12,046	19,648
	SKYCITY Entertainment Group Ltd.	47,456	70,474
	Steel & Tube Holdings Ltd.	31,557	20,103
	Summerset Group Holdings Ltd.	14,160	71,359
*	Synlait Milk Ltd.	6,969	6,952
#*	Tourism Holdings Ltd.	12,709	33,026
	TOWER Ltd.	35,693	14,128
	Turners Automotive Group Ltd.	4,364	9,062
#*	Vista Group International Ltd.	17,608	13,412
	Warehouse Group Ltd.	13,502	14,382

TOTAL NEW ZEALAND			1,092,533

NORWAY — (1.0%)
	2020 Bulkers Ltd.	1,664	16,636
	ABG Sundal Collier Holding ASA	48,103	25,032
	AF Gruppen ASA	2,925	44,518
*	Agilyx ASA	3,604	10,170
*	Akastor ASA	20,811	20,552
*	Aker Carbon Capture ASA	25,149	25,802

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Aker Solutions ASA	15,164	$54,124
	AMSC ASA	10,667	41,512
*	ArcticZymes Technologies ASA	4,800	17,345
	Atea ASA	9,153	125,915
#*	Atlantic Sapphire ASA	5,141	2,452
Ω	Avance Gas Holding Ltd.	3,411	23,105
*	Axactor ASA	25,001	14,885
	B2Holding ASA	23,892	16,773
	Belships ASA	7,600	14,370
*	BLUENORD ASA	1,879	63,943
	Bonheur ASA	2,161	48,298
*	Borr Drilling Ltd.	21,860	151,927
	Borregaard ASA	9,419	157,602
	Bouvet ASA	10,437	65,754
*	BW Energy Ltd.	9,120	24,536
Ω	BW LPG Ltd.	9,293	75,081
	BW Offshore Ltd.	10,768	28,734
*	Cadeler AS	6,833	29,718
*	Cloudberry Clean Energy ASA	22,324	22,098
*Ω	Crayon Group Holding ASA	6,066	46,885
	DNO ASA	32,889	32,902
	Elopak ASA	10,134	22,767
#Ω	Europris ASA	19,704	141,114
	FLEX LNG Ltd.	1,267	43,954
*	Gaming Innovation Group, Inc.	7,082	18,154
	Grieg Seafood ASA	5,477	45,929
	Hafnia Ltd.	7,003	37,991
*	Hexagon Composites ASA	17,331	52,560
*	IDEX Biometrics ASA	73,187	6,398
*	Kahoot! ASA	23,109	60,328
Ω	Kid ASA	3,128	25,912
	Kitron ASA	23,107	87,263
*	Kongsberg Automotive ASA	96,264	23,734
*	LINK Mobility Group Holding ASA	10,945	9,577
	Medistim ASA	1,105	27,299
*	Meltwater NV	17,007	27,684
*	MORROW BANK ASA	13,215	6,455
	MPC Container Ships ASA	26,724	43,855
#Ω	Multiconsult ASA	1,536	21,493
*Ω	Norske Skog ASA	4,538	20,174
*	Norwegian Air Shuttle ASA	69,005	67,054
*	NRC Group ASA	5,788	5,977
*	Odfjell Drilling Ltd.	9,723	22,702
	Odfjell SE, Class A	2,813	26,341
*	Odfjell Technology Ltd.	1,620	8,119
#	OKEA ASA	3,071	8,876
Ω	Okeanis Eco Tankers Corp.	1,276	29,771
	Otello Corp. ASA	4,092	3,025
	Panoro Energy ASA	7,326	19,006
	Pareto Bank ASA	2,935	14,284
*	Pexip Holding ASA	6,590	9,925
*	PGS ASA	115,956	84,036
*	PhotoCure ASA	3,580	18,000
#*Ω	poLight ASA	4,564	5,170
*	Prosafe SE	904	10,887
	Protector Forsikring ASA	8,297	120,467
	Rana Gruber ASA	3,575	19,294
#*	REC Silicon ASA	35,228	52,988
	Sandnes Sparebank	1,135	9,177

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	SATS ASA	6,868	$6,713
Ω	Scatec ASA	13,436	87,840
*	Self Storage Group ASA	5,747	15,036
	Selvaag Bolig ASA	5,226	17,873
*Ω	Shelf Drilling Ltd.	13,484	30,721
*	Siem Offshore, Inc.	8,468	15,766
	Sparebank 1 Oestlandet	2,663	31,328
	SpareBank 1 Sorost-Norge	8,478	40,422
	Sparebanken More	3,895	27,864
	Stolt-Nielsen Ltd.	2,682	77,334
	Treasure ASA	1,741	2,915
*	Ultimovacs ASA	2,180	26,085
	Veidekke ASA	8,719	100,377
*	Volue ASA	4,262	7,188
*	Vow ASA	3,860	4,351
	Wilh Wilhelmsen Holding ASA, Class A	1,434	37,578
Ω	XXL ASA	10,608	2,175

TOTAL NORWAY			2,989,975

PORTUGAL — (0.4%)
#	Altri SGPS SA	8,373	43,343
	Banco Comercial Portugues SA, Class R	1,368,272	351,706
	Corticeira Amorim SGPS SA	5,127	57,917
	CTT-Correios de Portugal SA	11,368	46,962
#*	Greenvolt-Energias Renovaveis SA	3,069	20,857
	Ibersol SGPS SA	1,871	13,858
	Mota-Engil SGPS SA	12,914	28,228
	Navigator Co. SA	16,876	61,940
#	NOS SGPS SA	33,682	148,081
	REN—Redes Energeticas Nacionais SGPS SA	67,580	196,253
	Sonae SGPS SA	109,133	124,450

TOTAL PORTUGAL			1,093,595

SINGAPORE — (1.0%)
	AEM Holdings Ltd.	18,200	46,382
	Aztech Global Ltd.	18,500	11,272
*††	Best World International Ltd.	8,300	13,616
	Boustead Singapore Ltd.	40,300	24,332
	Bukit Sembawang Estates Ltd.	15,900	48,360
	Capitaland India Trust	89,200	73,045
	China Aviation Oil Singapore Corp. Ltd.	27,800	19,311
	China Sunsine Chemical Holdings Ltd.	43,800	15,141
	Chuan Hup Holdings Ltd.	87,000	12,938
	ComfortDelGro Corp. Ltd.	201,300	180,198
*	COSCO Shipping International Singapore Co. Ltd.	175,500	22,150
*	Creative Technology Ltd.	2,650	2,665
	CSE Global Ltd.	40,000	10,660
	Del Monte Pacific Ltd.	39,100	6,904
	Delfi Ltd.	20,200	17,606
*††	Ezion Holdings Ltd.	243,320	0
#*††	Ezra Holdings Ltd.	229,921	0
	Far East Orchard Ltd.	11,554	9,010
	First Resources Ltd.	38,500	44,386
	Food Empire Holdings Ltd.	26,500	20,097
	Fraser & Neave Ltd.	24,800	20,835
	Frencken Group Ltd.	23,200	18,228
	Fu Yu Corp. Ltd.	62,300	9,848
	Geo Energy Resources Ltd.	62,900	15,836

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Golden Agri-Resources Ltd.	641,300	$132,629
*	Golden Energy & Resources Ltd.	46,300	33,243
	GuocoLand Ltd.	41,300	49,317
	Haw Par Corp. Ltd.	8,500	61,395
	Ho Bee Land Ltd.	24,900	40,618
	Hong Fok Corp. Ltd.	54,120	41,926
	Hong Leong Asia Ltd.	16,000	8,235
	Hong Leong Finance Ltd.	28,500	55,819
	Hotel Grand Central Ltd.	44,475	30,091
	Hour Glass Ltd.	15,200	23,760
	Hutchison Port Holdings Trust	624,200	118,411
*††	Hyflux Ltd.	27,500	0
	iFAST Corp. Ltd.	11,400	39,684
	Indofood Agri Resources Ltd.	28,000	6,619
	Japfa Ltd.	32,120	5,073
	Keppel Infrastructure Trust	342,081	125,749
*	Mandarin Oriental International Ltd.	29,400	53,593
	Metro Holdings Ltd.	51,300	22,929
	Micro-Mechanics Holdings Ltd.	5,200	8,196
*††	Midas Holdings Ltd.	114,000	0
*	mm2 Asia Ltd.	96,000	2,815
	Nanofilm Technologies International Ltd.	23,000	26,048
	Netlink NBN Trust	252,800	165,952
*	Oceanus Group Ltd.	837,300	7,573
	OUE Ltd.	48,400	42,496
	Oxley Holdings Ltd.	85,599	8,797
	Propnex Ltd.	24,200	22,698
	QAF Ltd.	16,600	10,703
*	Raffles Education Ltd.	63,960	2,493
	Raffles Medical Group Ltd.	85,287	94,184
	Riverstone Holdings Ltd.	50,900	23,153
*	SATS Ltd.	78,875	150,674
	SBS Transit Ltd.	8,500	17,533
	Sheng Siong Group Ltd.	66,800	88,718
*	SIA Engineering Co. Ltd.	22,600	37,905
	Silverlake Axis Ltd.	61,400	15,460
	Sinarmas Land Ltd.	108,000	14,652
	Singapore Land Group Ltd.	16,800	27,625
	Singapore Post Ltd.	134,500	51,526
	Stamford Land Corp. Ltd.	40,485	12,145
	StarHub Ltd.	68,000	51,061
	Straits Trading Co. Ltd.	15,812	25,636
*††	Swiber Holdings Ltd.	17,249	0
	Thomson Medical Group Ltd.	346,900	16,411
	Tuan Sing Holdings Ltd.	48,809	12,291
	UMS Holdings Ltd.	44,262	34,396
	UOB-Kay Hian Holdings Ltd.	41,208	43,942
	Valuetronics Holdings Ltd.	29,800	11,535
	Venture Corp. Ltd.	7,800	99,651
	Vicom Ltd.	8,800	12,209
	Wing Tai Holdings Ltd.	50,670	56,275
	Yangzijiang Shipbuilding Holdings Ltd.	199,400	185,948
	Yeo Hiap Seng Ltd.	2,538	1,229

TOTAL SINGAPORE			2,873,841

SPAIN — (2.2%)
	Acerinox SA	18,875	203,930
Ω	Aedas Homes SA	1,281	19,638
	Alantra Partners SA	1,872	23,319

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Almirall SA	11,300	$115,676
*	Amper SA	155,515	26,374
	Applus Services SA	18,804	157,767
	Atresmedia Corp. de Medios de Comunicacion SA	14,966	59,848
#*	Audax Renovables SA	12,157	14,617
	Azkoyen SA	2,184	15,633
	Banco de Sabadell SA	739,755	770,970
#	Bankinter SA	84,414	499,158
	Cia de Distribucion Integral Logista Holdings SA	7,624	207,044
	CIE Automotive SA	4,616	139,193
	Construcciones y Auxiliar de Ferrocarriles SA	2,609	80,965
*	Distribuidora Internacional de Alimentacion SA	2,246,218	39,139
	Ebro Foods SA	9,310	172,820
*	eDreams ODIGEO SA	8,243	46,719
	Elecnor SA	4,118	53,961
	Enagas SA	30,879	618,219
	Ence Energia y Celulosa SA	13,122	51,400
	Ercros SA	14,096	65,797
	Faes Farma SA	38,946	137,287
	Fluidra SA	9,216	157,870
	Fomento de Construcciones y Contratas SA	6,642	67,236
Ω	Gestamp Automocion SA	17,887	77,438
Ω	Global Dominion Access SA	11,493	48,063
*	Grenergy Renovables SA	1,360	39,811
*	Grifols SA	4,216	43,391
	Grupo Catalana Occidente SA	5,890	190,093
	Grupo Empresarial San Jose SA	2,273	9,898
	Iberpapel Gestion SA	963	16,853
	Indra Sistemas SA	19,135	253,363
	Laboratorio Reig Jofre SA	1,706	4,831
	Laboratorios Farmaceuticos Rovi SA	1,748	77,329
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	50,832	46,911
	Mapfre SA	98,862	198,033
*	Mediaset Espana Comunicacion SA	6,675	22,186
*	Melia Hotels International SA	16,799	108,467
	Miquel y Costas & Miquel SA	3,439	46,157
Ω	Neinor Homes SA	4,984	50,510
*	Obrascon Huarte Lain SA	24,285	13,813
*	Oryzon Genomics SA	3,260	7,628
	Pharma Mar SA	2,273	94,364
	Prim SA	846	9,775
*	Promotora de Informaciones SA, Class A	21,413	8,986
Ω	Prosegur Cash SA	36,936	25,573
	Prosegur Cia de Seguridad SA	24,644	47,279
*	Realia Business SA	40,885	45,043
	Sacyr SA	52,643	174,183
*	Solaria Energia y Medio Ambiente SA	8,193	129,259
*	Soltec Power Holdings SA	2,859	16,353
Ω	Talgo SA	10,192	35,458
*	Tecnicas Reunidas SA	5,206	48,305
*	Tubacex SA	17,770	48,319
#Ω	Unicaja Banco SA	190,239	193,070
	Vidrala SA	2,366	248,377
	Viscofan SA	4,964	340,266
	Vocento SA	10,365	8,204

TOTAL SPAIN			6,472,169

SWEDEN — (2.7%)
Ω	AcadeMedia AB	11,393	57,818

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	AddLife AB, Class B	1,737	$20,583
	AddNode Group AB	14,839	188,718
	AFRY AB	10,249	192,670
Ω	Alimak Group AB	9,300	68,617
	Alligo AB, Class B	3,336	37,212
Ω	Ambea AB	8,800	33,476
*	Annehem Fastigheter AB, Class B	2,916	5,493
	AQ Group AB	1,424	56,879
*	Arise AB	2,845	15,425
	Arjo AB, Class B	19,256	85,423
#	Atrium Ljungberg AB, Class B	2,552	47,461
*Ω	Attendo AB	14,141	50,109
	Balco Group AB	780	3,369
	Beijer Alma AB	5,922	134,654
	Bergman & Beving AB	4,110	57,593
	Betsson AB, Class B	15,760	170,258
#*	Better Collective AS	3,845	81,398
#*	BHG Group AB	7,219	8,219
	Bilia AB, Class A	9,569	107,993
	BioGaia AB, Class B	2,070	20,556
*	BioInvent International AB	4,765	13,478
	Biotage AB	6,404	79,663
	Bonava AB, Class B	9,951	17,948
#*Ω	Boozt AB	4,035	46,771
	BTS Group AB, Class B	414	10,918
	Bufab AB	3,329	110,421
#	Bulten AB	1,365	12,666
#	Bure Equity AB	6,642	169,826
*	Byggfakta Group Nordic Holdco AB	4,465	16,332
	Byggmax Group AB	8,034	24,616
#*	Calliditas Therapeutics AB, ADR	237	5,747
	Catella AB	6,126	20,823
	Catena AB	4,337	166,368
*	Catena Media PLC	8,350	23,518
*	Cavotec SA	3,590	5,036
	Cellavision AB	1,836	31,315
	Cibus Nordic Real Estate AB	4,917	52,592
#	Clas Ohlson AB, Class B	7,761	58,594
	Cloetta AB, Class B	22,952	48,586
*	Collector Bank AB	8,935	28,451
	Concentric AB	4,906	103,179
Ω	Coor Service Management Holding AB	11,573	75,293
	Corem Property Group AB, Class B	39,227	31,130
	Corem Property Group AB, Class D	1,018	15,319
#	CTT Systems AB	1,396	27,530
	Dedicare AB, Class B	822	11,619
	Dios Fastigheter AB	7,839	55,943
Ω	Dometic Group AB	11,996	85,983
*	Duni AB	5,155	56,377
*Ω	Dustin Group AB	8,938	30,756
	Eastnine AB	3,095	29,581
	Elanders AB, Class B	2,467	31,352
	Electrolux Professional AB, Class B	22,887	133,411
*Ω	Eltel AB	2,122	1,838
*	Enea AB	2,398	15,829
	Eolus Vind AB, Class B	1,951	15,468
	Ependion AB	3,083	34,177
	eWork Group AB	1,140	15,945
	Fagerhult AB	11,647	74,444

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Fasadgruppen Group AB	1,014	$8,456
	Fastighets AB Trianon	3,524	6,390
	FastPartner AB, Class A	4,631	28,343
	Fenix Outdoor International AG	523	41,992
*	Ferronordic AB	734	6,847
#*	Fingerprint Cards AB, Class B	29,937	7,795
*	FormPipe Software AB	2,655	6,730
	G5 Entertainment AB	858	18,913
	GARO AB	3,655	29,035
	Granges AB	13,482	134,094
*Ω	Green Landscaping Group AB	965	7,688
	Hanza AB	4,490	34,586
	Heba Fastighets AB, Class B	11,429	34,587
	HMS Networks AB	2,626	122,163
*Ω	Hoist Finance AB	7,538	18,946
*	Humana AB	3,640	5,126
#	IAR Systems Group AB	394	4,008
	Instalco AB	18,294	96,161
*	International Petroleum Corp.	11,574	112,706
	Inwido AB	6,754	70,973
*	ITAB Shop Concept AB	1,515	1,729
#	JM AB	7,100	113,982
*	John Mattson Fastighetsforetagen AB	1,133	7,843
	Kabe Group AB, Class B	409	8,128
*	Karnov Group AB	13,267	71,984
#*	K-fast Holding AB	2,582	5,209
	KNOW IT AB	4,178	96,821
	Lagercrantz Group AB, Class B	3,544	45,609
#	Lime Technologies AB	1,571	38,944
	Lindab International AB	8,781	140,631
	Loomis AB	5,978	191,348
#*	Maha Energy AB	6,730	6,241
*	Medcap AB	142	3,763
	MEKO AB	6,042	74,090
*	Midsona AB, Class B	2,500	1,957
#	MIPS AB	3,485	188,446
	Modern Times Group MTG AB, Class B	14,048	112,934
*	Momentum Group AB	3,336	27,321
#Ω	Munters Group AB	15,031	147,537
	Mycronic AB	9,025	191,807
#	NCAB Group AB	16,504	126,139
	NCC AB, Class B	7,591	75,486
	Nederman Holding AB	2,831	54,055
*	Net Insight AB, Class B	41,507	21,207
	New Wave Group AB, Class B	5,645	114,007
	Nilorngruppen AB, Class B	954	6,621
*	Nobia AB	14,929	21,770
	Nolato AB, Class B	22,976	127,472
	Nordic Paper Holding AB	3,379	13,202
	Nordic Waterproofing Holding AB	3,649	49,753
*	Note AB	1,939	43,432
	NP3 Fastigheter AB	4,244	81,692
	Nyfosa AB	21,543	147,632
	OEM International AB, Class B	8,880	86,179
*	Orexo AB	1,571	1,732
#	Orron Energy AB	27,733	32,360
*	Ovzon AB	2,036	7,320
#	Peab AB, Class B	19,948	105,526
	Platzer Fastigheter Holding AB, Class B	6,591	55,529

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Pricer AB, Class B	16,074	$16,455
	Proact IT Group AB	2,325	24,967
#	Probi AB	193	3,466
	Ratos AB, Class B	24,460	84,548
*	RaySearch Laboratories AB	4,293	28,707
	Rejlers AB	1,542	23,845
Ω	Resurs Holding AB	23,704	45,110
	Rottneros AB	8,130	9,763
	Rvrc Holding AB	5,774	17,257
*	Scandi Standard AB	5,934	30,669
*Ω	Scandic Hotels Group AB	17,951	64,226
*	Sdiptech AB, Class B	3,524	81,428
	Sintercast AB	685	7,091
#	SkiStar AB	4,670	60,126
	Solid Forsakring AB	1,512	9,578
*	Stendorren Fastigheter AB	2,374	46,658
*	Stillfront Group AB	13,153	28,024
	Systemair AB	12,291	106,826
	Tethys Oil AB	4,178	21,375
	TF Bank AB	509	6,769
*	Tobii AB	9,236	19,282
	Troax Group AB	4,185	94,851
	VBG Group AB, Class B	1,749	29,037
*	Viaplay Group AB	3,192	81,565
	Vitec Software Group AB, Class B	3,399	179,038
	Volati AB	1,959	19,596
	XANO Industri AB, Class B	1,571	14,110
*	XSpray Pharma AB	787	4,445

TOTAL SWEDEN			7,834,556

SWITZERLAND — (7.5%)
#*	Accelleron Industries AG	4,954	122,189
	Adecco Group AG	22,394	770,276
	Allreal Holding AG	2,145	380,650
	ALSO Holding AG	846	181,357
*	Aluflexpack AG	525	10,766
*	ams-OSRAM AG	39,733	274,399
	APG SGA SA	211	46,541
	Arbonia AG	6,387	78,211
*	Aryzta AG	151,969	270,013
	Ascom Holding AG	5,945	57,517
*	Autoneum Holding AG	393	59,730
	Baloise Holding AG	5,446	911,623
	Banque Cantonale de Geneve	373	85,940
#	Banque Cantonale Vaudoise	3,035	319,356
*	Basilea Pharmaceutica AG	1,981	96,003
	Belimo Holding AG	1,374	663,132
	Bell Food Group AG	344	109,239
	Bellevue Group AG	1,225	43,080
	Berner Kantonalbank AG	606	162,132
	BKW AG	2,105	360,474
	Bossard Holding AG, Class A	869	213,116
	Bucher Industries AG	956	430,530
	Burckhardt Compression Holding AG	467	288,366
	Burkhalter Holding AG	420	45,133
	Bystronic AG	206	148,694
	Calida Holding AG	895	41,506
	Carlo Gavazzi Holding AG	62	22,639
	Cembra Money Bank AG	4,341	348,609

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#*	Cicor Technologies Ltd.	259	$12,873
	Cie Financiere Tradition SA	290	38,989
	Clariant AG	23,135	385,897
	Coltene Holding AG	597	48,653
#	Comet Holding AG	1,207	291,753
#	COSMO Pharmaceuticals NV	1,329	80,170
	Daetwyler Holding AG	973	246,206
	DKSH Holding AG	4,476	356,517
	dormakaba Holding AG	353	158,135
*	Dufry AG	12,942	598,299
	EFG International AG	12,650	121,735
	Emmi AG	280	291,397
	Energiedienst Holding AG	1,617	80,506
	Evolva Holding SA	460	9,760
	Feintool International Holding AG	549	13,548
	Flughafen Zurich AG	2,534	487,716
#	Forbo Holding AG	111	163,400
	Fundamenta Real Estate AG	3,625	66,899
Ω	Galenica AG	6,980	625,539
#*	GAM Holding AG	23,150	23,981
	Georg Fischer AG	11,602	846,016
	Glarner Kantonalbank	419	12,417
#*	Gurit Holding AG, Class BR	550	55,333
	Helvetia Holding AG	4,948	740,183
	Hiag Immobilien Holding AG	563	52,358
#*	HOCHDORF Holding AG	130	2,799
	Huber & Suhner AG	2,430	200,157
	Hypothekarbank Lenzburg AG	9	43,632
	Implenia AG	2,143	96,708
*	Ina Invest Holding AG	498	10,146
	Inficon Holding AG	241	262,383
#	Interroll Holding AG	83	302,940
	Intershop Holding AG	180	126,394
	Investis Holding SA	420	46,807
	IVF Hartmann Holding AG	61	7,888
*	Jungfraubahn Holding AG	792	135,004
#	Kardex Holding AG	936	213,905
	Komax Holding AG	634	168,051
*	Kudelski SA	6,965	14,090
	Landis & Gyr Group AG	2,688	222,696
	LEM Holding SA	81	178,602
	Liechtensteinische Landesbank AG	1,746	123,340
	Luzerner Kantonalbank AG	2,180	195,342
Ω	Medacta Group SA	899	120,831
Ω	Medmix AG	2,297	54,504
	Meier Tobler Group AG	348	20,757
	Metall Zug AG, Class B	32	66,216
	Mobilezone Holding AG	5,769	88,285
	Mobimo Holding AG	1,168	313,244
	Novavest Real Estate AG	789	35,026
	OC Oerlikon Corp. AG	20,076	112,412
#*	Orascom Development Holding AG	1,611	12,428
#	Orell Fuessli AG	108	9,427
	Orior AG	896	83,642
	Phoenix Mecano AG	95	46,885
	Plazza AG, Class A	145	51,228
	PSP Swiss Property AG	6,211	731,415
	Rieter Holding AG	369	40,185
	Romande Energie Holding SA	63	90,989

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Schaffner Holding AG	70	$20,864
	Schweiter Technologies AG	138	110,125
*Ω	Sensirion Holding AG	1,292	140,177
	SFS Group AG	2,248	293,747
	Siegfried Holding AG	542	417,724
	SIG Group AG	1,402	37,525
	Softwareone Holding AG	9,596	144,751
	St Galler Kantonalbank AG	393	221,357
#	Stadler Rail AG	3,099	128,791
	Sulzer AG	2,641	221,309
	Swiss Prime Site AG	9,061	820,198
#*	Swiss Steel Holding AG	75,342	11,909
	Swissquote Group Holding SA	1,404	300,558
	Temenos AG	5,773	486,281
	Thurgauer Kantonalbank	118	15,784
	TX Group AG	438	51,017
	u-blox Holding AG	806	97,159
	Valiant Holding AG	2,620	304,523
	Varia U.S. Properties AG	834	40,742
#Ω	VAT Group AG	806	284,348
	Vaudoise Assurances Holding SA	160	84,632
	Vetropack Holding AG	1,753	91,119
#*	Von Roll Holding AG	1,435	1,371
#	Vontobel Holding AG	4,050	271,272
	VP Bank AG, Class A	427	47,504
	VZ Holding AG	1,803	168,177
*	V-ZUG Holding AG	260	23,781
	Walliser Kantonalbank	485	60,831
#	Warteck Invest AG	28	63,612
	Ypsomed Holding AG	364	84,619
	Zehnder Group AG	1,161	94,831
	Zug Estates Holding AG, Class B	41	81,012
	Zuger Kantonalbank AG	19	166,375

TOTAL SWITZERLAND			21,965,884

UNITED KINGDOM — (11.9%)
	4imprint Group PLC	3,540	200,888
*	888 Holdings PLC	43,852	44,304
*	accesso Technology Group PLC	3,718	31,871
	Advanced Medical Solutions Group PLC	28,881	88,849
	AG Barr PLC	10,802	68,202
	AJ Bell PLC	28,777	118,308
Ω	Alfa Financial Software Holdings PLC	12,585	22,482
	Alliance Pharma PLC	67,755	54,265
	Anglo-Eastern Plantations PLC	3,206	33,737
	Argentex Group PLC	11,795	17,836
*	Ascential PLC	52,277	167,881
	Ashmore Group PLC	53,748	164,748
*	Ashtead Technology Holdings PLC	2,732	11,739
*	ASOS PLC	3,183	29,623
#*Ω	Aston Martin Lagonda Global Holdings PLC	10,480	31,907
	Avon Protection PLC	5,744	71,633
*	Babcock International Group PLC	85,102	340,187
Ω	Bakkavor Group PLC	18,363	22,108
	Balfour Beatty PLC	80,248	386,727
	Bank of Georgia Group PLC	5,671	210,963
	Begbies Traynor Group PLC	14,548	23,997
	Bellway PLC	15,013	455,186
	Bloomsbury Publishing PLC	12,613	71,167

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Bodycote PLC	22,425	$194,754
*	boohoo Group PLC	115,749	71,812
	Breedon Group PLC	145,598	125,926
Ω	Bridgepoint Group PLC	4,151	12,608
	Britvic PLC	33,153	381,146
	Brooks Macdonald Group PLC	1,313	31,453
	Burford Capital Ltd.	19,600	257,819
	Bytes Technology Group PLC	28,429	148,536
*	C&C Group PLC	46,348	91,217
*	Capita PLC	243,631	106,487
*	Capricorn Energy PLC	64,356	177,411
*	Card Factory PLC	36,595	50,388
	Carr’s Group PLC	9,024	14,414
	Castings PLC	4,744	22,369
*	Cazoo Group Ltd.	530	943
	Centamin PLC	165,211	214,424
	Central Asia Metals PLC	23,942	61,931
*	CentralNic Group PLC	15,173	22,645
	Chemring Group PLC	37,886	135,615
	Chesnara PLC	25,220	88,013
	City of London Investment Group PLC	2,089	11,462
	Clarkson PLC	4,093	159,783
	Close Brothers Group PLC	20,123	230,007
Ω	CMC Markets PLC	20,029	46,466
	Coats Group PLC	226,657	223,199
	Cohort PLC	1,455	7,955
	Computacenter PLC	9,341	270,804
*	Costain Group PLC	35,994	26,938
	Cranswick PLC	7,370	298,038
	Crest Nicholson Holdings PLC	39,673	134,058
	Currys PLC	128,950	92,668
	CVS Group PLC	9,671	257,738
*	De La Rue PLC	19,364	10,232
*Ω	Deliveroo PLC	111,445	153,360
	DFS Furniture PLC	28,727	45,434
#*	Dialight PLC	1,573	4,285
*	Dignity PLC	5,679	39,481
	Diploma PLC	9,038	306,269
	Direct Line Insurance Group PLC	143,281	309,694
	DiscoverIE Group PLC	14,344	152,435
	Diversified Energy Co. PLC	114,968	136,833
	Domino’s Pizza Group PLC	48,509	179,467
	dotdigital group PLC	39,655	44,474
	Dr Martens PLC	69,818	145,563
	Drax Group PLC	56,007	443,805
	Dunelm Group PLC	13,915	200,356
Ω	DWF Group PLC	21,721	17,514
*	easyJet PLC	28,834	180,901
	Ecora Resources PLC	27,228	40,934
	EKF Diagnostics Holdings PLC	40,219	14,167
*	Elementis PLC	93,313	147,387
	EMIS Group PLC	7,911	162,135
	Energean PLC	15,023	233,361
*	EnQuest PLC	129,463	27,181
	Epwin Group PLC	39	38
*	Ergomed PLC	6,298	84,570
*	Esken Ltd.	47,880	3,192
	Essentra PLC	31,043	80,712
*	FD Technologies PLC	2,856	67,692

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	FDM Group Holdings PLC	12,308	$104,189
	Ferrexpo PLC	12,093	16,443
	Fevertree Drinks PLC	10,997	187,661
	Fintel PLC	6,834	16,786
	Firstgroup PLC	91,704	129,342
Ω	Forterra PLC	26,491	64,402
	Foxtons Group PLC	34,139	16,662
*	Frasers Group PLC	14,337	138,548
*	Frontier Developments PLC	2,549	15,911
	Fuller Smith & Turner PLC, Class A	4,390	26,076
*Ω	Funding Circle Holdings PLC	18,764	12,963
	Galliford Try Holdings PLC	19,567	43,712
	Games Workshop Group PLC	4,534	565,925
	Gamma Communications PLC	10,921	160,126
	GB Group PLC	2,372	9,698
	Gem Diamonds Ltd.	14,716	4,807
	Genel Energy PLC	20,214	28,246
	Genuit Group PLC	30,160	114,001
*	Georgia Capital PLC	5,754	58,229
	Gooch & Housego PLC	2,118	13,781
	Goodwin PLC	55	2,677
	Grafton Group PLC	30,552	333,232
	Grainger PLC	91,067	296,284
*	Greencore Group PLC	48,717	52,525
	Greggs PLC	13,228	469,804
	Gulf Keystone Petroleum Ltd.	29,820	50,889
*Ω	Gym Group PLC	22,995	30,042
	H&T Group PLC	4,686	26,937
	Halfords Group PLC	37,620	99,372
	Harbour Energy PLC	55,063	171,290
	Hargreaves Services PLC	1,423	7,318
	Harworth Group PLC	9,662	14,210
	Hays PLC	188,015	269,736
	Headlam Group PLC	13,204	48,376
	Helical PLC	15,637	58,823
*	Helios Towers PLC	87,185	113,961
	Henry Boot PLC	13,323	39,926
	Hikma Pharmaceuticals PLC	624	14,452
	Hill & Smith PLC	13,237	228,995
	Hilton Food Group PLC	9,754	83,237
	Hiscox Ltd.	30,981	461,099
	Hochschild Mining PLC	37,929	34,269
	Hollywood Bowl Group PLC	21,065	63,722
*Ω	Hostelworld Group PLC	3,800	5,952
	Hunting PLC	21,793	64,119
*	Hurricane Energy PLC	105,430	10,069
*	Hyve Group PLC	30,769	46,581
Ω	Ibstock PLC	46,814	100,068
	IDOX PLC	36,392	31,080
	IG Group Holdings PLC	40,370	372,676
	IMI PLC	3,793	76,102
	Impax Asset Management Group PLC	12,259	121,188
	Inchcape PLC	47,249	481,016
*	Indivior PLC	18,778	360,420
	IntegraFin Holdings PLC	41,048	140,311
	International Distributions Services PLC	79,046	251,657
	International Personal Finance PLC	52,018	64,387
	iomart Group PLC	16,597	31,993
	IP Group PLC	112,572	79,621

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
#*	IQE PLC	114,008	$35,416
	ITV PLC	356,630	362,985
*	IWG PLC	94,754	202,368
*	J D Wetherspoon PLC	17,476	156,934
*	James Fisher & Sons PLC	6,723	27,413
	James Halstead PLC	42,326	110,617
	JET2 PLC	18,252	281,886
*	John Wood Group PLC	95,305	270,426
	Johnson Service Group PLC	68,407	104,580
Ω	JTC PLC	988	9,856
	Jupiter Fund Management PLC	65,869	107,805
*Ω	Just Eat Takeaway.com NV	5,536	97,036
	Just Group PLC	152,125	169,038
	Kainos Group PLC	8,664	135,213
	Keller Group PLC	11,585	97,143
*	Kier Group PLC	87,699	84,643
*	Kin & Carta PLC	10,513	10,582
	Kitwave Group PLC	3,322	11,214
	Lancashire Holdings Ltd.	37,096	285,930
	Learning Technologies Group PLC	65,090	92,256
	Liontrust Asset Management PLC	9,051	98,019
	Lookers PLC	40,298	43,884
	LSL Property Services PLC	11,392	38,799
Ω	Luceco PLC	8,203	11,546
*	M&C Saatchi PLC	3,423	7,251
	Macfarlane Group PLC	19,165	25,833
	Man Group PLC	171,000	489,055
*	Marks & Spencer Group PLC	259,437	536,800
	Marshalls PLC	17,296	65,301
*	Marston’s PLC	82,294	36,055
*	McBride PLC	30,429	12,126
	Me Group International PLC	40,883	66,136
	Mears Group PLC	19,018	52,965
	Medica Group PLC	11,417	30,596
	Mediclinic International PLC	46,009	288,396
*	Metro Bank PLC	24,939	31,980
	Midwich Group PLC	3,279	19,119
*	Mitchells & Butlers PLC	37,320	82,061
	Mitie Group PLC	199,211	230,633
	MJ Gleeson PLC	5,541	29,772
	Moneysupermarket.com Group PLC	78,997	272,788
	Morgan Advanced Materials PLC	39,964	154,496
	Morgan Sindall Group PLC	6,870	146,530
	Mortgage Advice Bureau Holdings Ltd.	4,749	46,494
*	Motorpoint group PLC	7,418	12,577
	Mountview Estates PLC	77	10,861
	MP Evans Group PLC	3,375	35,838
*	N Brown Group PLC	29,795	10,881
	National Express Group PLC	75,728	115,735
	NCC Group PLC	43,338	58,479
*Ω	Network International Holdings PLC	9,595	46,729
	Next 15 Group PLC	11,726	124,204
	Nichols PLC	707	9,617
	Ninety One PLC	50,419	114,502
*	NIOX GROUP PLC	12,752	7,423
	Norcros PLC	7,961	19,532
	Numis Corp. PLC	11,345	48,575
*Ω	On the Beach Group PLC	18,670	31,053
	OSB Group PLC	50,408	315,622

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Oxford Instruments PLC	7,482	$259,490
	Pagegroup PLC	35,095	200,285
	Pan African Resources PLC	263,769	58,519
	Paragon Banking Group PLC	33,407	211,153
	PayPoint PLC	10,366	57,248
*	Pendragon PLC	178,766	39,675
	Pennon Group PLC	34,413	372,164
*	Petra Diamonds Ltd.	11,907	10,196
#*	Petrofac Ltd.	56,629	50,897
	Pets at Home Group PLC	68,118	330,465
*	Pharos Energy PLC	20,801	6,035
	Phoenix Spree Deutschland Ltd.	8,962	22,815
*	Playtech PLC	34,619	251,298
	Plus500 Ltd.	12,166	254,520
	Polar Capital Holdings PLC	10,376	63,867
	Porvair PLC	3,538	27,676
	PPHE Hotel Group Ltd.	2,621	37,089
	Premier Foods PLC	100,223	157,323
*	PureTech Health PLC	35,259	92,861
	PZ Cussons PLC	28,095	70,852
	QinetiQ Group PLC	75,594	353,219
Ω	Quilter PLC	153,973	164,827
*	Rank Group PLC	24,101	29,205
	Rathbones Group PLC	7,929	194,997
*††	Raven Property Group Ltd.	45,894	0
	Reach PLC	49,305	52,474
	Record PLC	11,865	12,633
	Redcentric PLC	6,137	9,942
	Redde Northgate PLC	33,311	157,552
	Redrow PLC	37,909	247,151
	Renew Holdings PLC	9,219	84,302
*	Renewi PLC	9,334	70,532
	Renishaw PLC	2,757	125,057
*	Restaurant Group PLC	68,039	34,627
	RHI Magnesita NV	4,908	138,726
	Ricardo PLC	9,245	69,578
	RM PLC	8,839	9,210
	Robert Walters PLC	6,706	35,910
	Rotork PLC	102,293	421,579
	RWS Holdings PLC	14,962	48,040
	S&U PLC	1,186	36,416
*	S4 Capital PLC	37,994	69,846
Ω	Sabre Insurance Group PLC	31,411	49,946
*	Saga PLC	10,855	17,837
*	Savannah Energy PLC	107,834	34,883
	Savills PLC	16,033	194,095
	ScS Group PLC	313	694
	Senior PLC	59,262	122,313
	Serco Group PLC	147,800	282,718
	Serica Energy PLC	30,512	91,201
	Severfield PLC	28,520	21,553
*	SIG PLC	100,181	56,128
	Sirius Real Estate Ltd.	160,276	162,505
	Smart Metering Systems PLC	15,768	157,340
	Smiths News PLC	41,443	27,590
	Softcat PLC	16,254	273,860
*	SolGold PLC	101,626	24,333
	Spectris PLC	5,809	275,100
	Speedy Hire PLC	89,137	36,043

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*Ω	Spire Healthcare Group PLC	38,601	$110,950
	Spirent Communications PLC	77,961	177,254
*	SSP Group PLC	103,612	335,687
	SThree PLC	17,971	95,355
	Strix Group PLC	17,224	23,774
*††	Studio Retail Group PLC	5,420	0
	STV Group PLC	2,980	9,406
*	Superdry PLC	8,233	8,925
	Synthomer PLC	42,209	63,600
	Tate & Lyle PLC	52,039	533,603
	TBC Bank Group PLC	4,955	146,581
	Telecom Plus PLC	8,571	194,414
#*	THG PLC	43,969	55,469
Ω	TI Fluid Systems PLC	41,232	54,807
	Topps Tiles PLC	21,096	13,569
	TP ICAP Group PLC	106,776	228,415
	Travis Perkins PLC	26,857	324,123
*	Trellus Health PLC	1,748	148
#*	Tremor International Ltd.	6,705	18,770
*	Tremor International Ltd., ADR	2,139	12,235
	Tribal Group PLC	5,915	2,896
	Trifast PLC	13,605	12,299
	TT Electronics PLC	25,526	54,591
#*	Tullow Oil PLC	132,479	46,508
	Tyman PLC	28,407	88,079
	UP Global Sourcing Holdings PLC	4,833	8,451
	Vanquis Banking Group PLC	33,877	95,821
*	Verici Dx PLC	804	142
	Vertu Motors PLC	37,928	27,565
	Vesuvius PLC	33,003	168,448
#*	Victoria PLC	1,594	10,455
	Victrex PLC	8,764	185,193
	VIDENDUM PLC	6,957	68,691
	Virgin Money UK PLC	153,224	301,147
	Vistry Group PLC	39,313	387,501
	Volex PLC	16,793	53,985
	Volution Group PLC	27,412	149,735
	Vp PLC	3,850	30,964
*Ω	Watches of Switzerland Group PLC	28,683	300,254
	Watkin Jones PLC	29,876	36,373
	WH Smith PLC	17,076	338,721
	Wickes Group PLC	43,591	73,803
	Wilmington PLC	6,879	23,563
	Wincanton PLC	19,014	51,440
*	Xaar PLC	10,372	22,763
	XP Power Ltd.	499	13,861
	XPS Pensions Group PLC	19,564	40,064
	Young & Co.’s Brewery PLC	1	10
	Young & Co’s Brewery PLC, Class A	3,702	53,237
	Zotefoams PLC	3,070	14,634

TOTAL UNITED KINGDOM			35,073,304

UNITED STATES — (0.0%)
	ADTRAN Holdings, Inc.	5,106	46,058
*	Noble Corp. PLC	811	30,429

TOTAL UNITED STATES			76,487

TOTAL COMMON STOCKS			275,549,110

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value»
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Draegerwerk AG & Co. KGaA	959	$53,966
Fuchs Petrolub SE	9,860	389,538
Jungheinrich AG	6,075	235,465
Sixt SE	2,482	197,747
STO SE & Co. KGaA	368	71,735
Villeroy & Boch AG	1,074	22,763

TOTAL GERMANY		971,214

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
* Highfield Resources Ltd. Warrants 06/19/24	520	0

AUSTRIA — (0.0%)
*†† CA Immobilien Anlagen AG	7,475	0
*†† S Immo AG 8/11/23	5,724	0

CANADA — (0.0%)
* Treasury Metals, Inc. Warrants 08/07/23	459	13

FRANCE — (0.0%)
#* Arabi Group Holding KSC Rights 05/02/23	2,606	4,233

ITALY — (0.0%)
#* Webuild SpA Warrants 08/02/30	1,926	0

SINGAPORE — (0.0%)
* Ezion Holdings Ltd.	61,932	0
* Keppel Infrastructure Trust Rights 05/10/23	17,104	295

TOTAL SINGAPORE		295

SPAIN — (0.0%)
* Faes Farma SA Rights 05/02/23	38,946	5,282
* Tecnicas Reunidas SA Rights 05/02/23	5,206	5,919

TOTAL SPAIN		11,201

TOTAL RIGHTS/WARRANTS		15,742

TOTAL INVESTMENT SECURITIES (Cost $276,819,321)		276,536,066

		Value†
SECURITIES LENDING COLLATERAL — (6.0%) @§ The DFA Short Term Investment Fund	1,536,360	17,771,075

TOTAL INVESTMENTS — (100.0%) (Cost $294,589,108)		$294,307,141

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$111,667	$16,529,249	$22,770	$16,663,686
Austria	—	3,924,862	—	3,924,862

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Belgium	$283,034	$4,007,746	—	$4,290,780
Canada	32,112,343	77,000	—	32,189,343
China	218,466	24,684	—	243,150
Denmark	—	8,278,663	—	8,278,663
Finland	—	5,960,932	—	5,960,932
France	—	13,662,209	—	13,662,209
Germany	32,488	17,563,642	—	17,596,130
Hong Kong	5,891	6,056,928	$5,723	6,068,542
Ireland	—	1,571,583	—	1,571,583
Israel	51,271	2,881,608	—	2,932,879
Italy	—	11,135,933	—	11,135,933
Japan	—	65,881,942	—	65,881,942
Netherlands	—	5,676,132	—	5,676,132
New Zealand	—	1,092,533	—	1,092,533
Norway	151,927	2,838,048	—	2,989,975
Portugal	—	1,093,595	—	1,093,595
Singapore	—	2,860,225	13,616	2,873,841
Spain	—	6,472,169	—	6,472,169
Sweden	11,747	7,822,809	—	7,834,556
Switzerland	9,760	21,956,124	—	21,965,884
United Kingdom	13,178	35,060,126	—	35,073,304
United States	—	76,487	—	76,487
Preferred Stocks
Germany	—	971,214	—	971,214
Rights/Warrants
Canada	—	13	—	13
France	—	4,233	—	4,233
Singapore	—	295	—	295
Spain	—	11,201	—	11,201
Securities Lending Collateral	—	17,771,075	—	17,771,075

TOTAL	$33,001,772	$261,263,260	$42,109^	$294,307,141

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (0.3%)
*	Charter Communications, Inc., Class A	21,470	$7,915,989
*	Live Nation Entertainment, Inc.	453	30,704
	Omnicom Group, Inc.	7,594	687,789

TOTAL COMMUNICATION SERVICES			8,634,482

CONSUMER DISCRETIONARY — (15.4%)
*	Amazon.com, Inc.	460,536	48,563,521
	Best Buy Co., Inc.	54,489	4,060,520
*	Booking Holdings, Inc.	7,838	21,055,298
*	Bright Horizons Family Solutions, Inc.	187	14,234
*	Burlington Stores, Inc.	27,456	5,293,791
	Darden Restaurants, Inc.	11,481	1,744,308
	Genuine Parts Co.	7,942	1,336,718
	Hilton Worldwide Holdings, Inc.	46,233	6,658,477
	Home Depot, Inc.	322,959	97,062,098
	Lowe’s Cos., Inc.	212,743	44,214,378
*	Lululemon Athletica, Inc.	16,356	6,214,135
	Marriott International, Inc., Class A	76,267	12,915,054
	McDonald’s Corp.	15,927	4,710,410
	NIKE, Inc., Class B	167,588	21,236,751
*	O’Reilly Automotive, Inc.	29,564	27,119,353
	Pool Corp.	16,700	5,867,044
	Ross Stores, Inc.	151,694	16,190,301
	Starbucks Corp.	343,683	39,279,530
	TJX Cos., Inc.	193,089	15,219,275
	Tractor Supply Co.	52,684	12,559,866
	Travel & Leisure Co.	2,115	80,941
*	Ulta Beauty, Inc.	14,851	8,189,287
	Williams-Sonoma, Inc.	7,257	878,387
	Yum! Brands, Inc.	12,200	1,715,076

TOTAL CONSUMER DISCRETIONARY			402,178,753

CONSUMER STAPLES — (12.8%)
	Altria Group, Inc.	473,547	22,498,218
*	BJ’s Wholesale Club Holdings, Inc.	7,300	557,501
	Brown-Forman Corp., Class A	14,262	939,581
	Brown-Forman Corp., Class B	66,750	4,344,758
	Clorox Co.	71,957	11,917,518
	Coca-Cola Co.	615,949	39,513,128
	Colgate-Palmolive Co.	107,965	8,615,607
	Costco Wholesale Corp.	74,615	37,547,760
	Dollar General Corp.	41,069	9,095,141
	Estee Lauder Cos., Inc., Class A	24,903	6,144,068
	Hershey Co.	37,890	10,346,243
	Kellogg Co.	16,903	1,179,322
	Kimberly-Clark Corp.	106,176	15,383,841
	Lamb Weston Holdings, Inc.	67,768	7,577,140
	PepsiCo, Inc.	296,694	56,635,918
	Procter & Gamble Co.	456,608	71,404,359
	Sysco Corp.	233,129	17,890,319
	Target Corp.	93,818	14,799,790

TOTAL CONSUMER STAPLES			336,390,212

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (0.7%)
	APA Corp.	36,328	$1,338,687
	Cheniere Energy, Inc.	60,161	9,204,633
	Hess Corp.	28,845	4,184,256
	Occidental Petroleum Corp.	10,605	652,525
	Targa Resources Corp.	48,600	3,670,758

TOTAL ENERGY			19,050,859

FINANCIALS — (10.0%)
	Ameriprise Financial, Inc.	46,776	14,272,293
	Aon PLC, Class A	60,490	19,670,138
*	Credit Acceptance Corp.	155	75,873
	Equitable Holdings, Inc.	43,714	1,136,127
	Erie Indemnity Co.., Class A	100	21,733
	FactSet Research Systems, Inc.	14,165	5,831,589
*	FleetCo.r Technologies, Inc.	3,062	655,023
	Jack Henry & Associates, Inc.	4,020	656,627
	LPL Financial Holdings, Inc.	18,799	3,925,983
	MarketAxess Holdings, Inc.	7,981	2,540,911
	Marsh & McLennan Co.s., Inc.	52,026	9,374,565
	Mastercard, Inc., Class A	273,601	103,976,588
	Moody’s Corp.	35,508	11,118,265
	MSCI, Inc.	40,997	19,779,003
	Visa, Inc., Class A	301,480	70,163,440

TOTAL FINANCIALS			263,198,158

HEALTH CARE — (16.3%)
	AbbVie, Inc.	562,217	84,962,233
	AmerisourceBergen Corp.	82,614	13,784,146
	Amgen, Inc.	190,975	45,784,346
*	Avantor, Inc.	3,423	66,680
	Cardinal Health, Inc.	122,721	10,075,394
*	DaVita, Inc.	24,000	2,168,640
*	Edwards Lifesciences Corp.	3	264
	Eli Lilly & Co.	186,408	73,791,471
	EnCo.mpass Health Corp.	1,257	80,637
*	Enhabit, Inc.	628	7,693
	HCA Healthcare, Inc.	32,550	9,352,592
*	IDEXX Laboratories, Inc.	38,467	18,931,919
*	IQVIA Holdings, Inc.	30,945	5,824,777
	Johnson & Johnson	405,578	66,393,119
	Merck & Co., Inc.	443,692	51,233,115
*	Mettler-Toledo International, Inc.	14,091	21,016,726
*	Molina Healthcare, Inc.	2,802	834,688
	Organon & Co.	14,767	363,711
*	Waters Corp.	15,386	4,621,339
	West Pharmaceutical Services, Inc.	367	132,575
	Zoetis, Inc.	98,882	17,381,478

TOTAL HEALTH CARE			426,807,543

INDUSTRIALS — (14.4%)
	Allegion PLC	37,179	4,107,536
	Automatic Data Processing, Inc.	102,900	22,638,000
*	Avis Budget Group, Inc.	2,600	459,342
*	Boeing Co.	82,836	17,128,828
	Booz Allen Hamilton Holding Corp.	52,858	5,059,568
	Broadridge Financial Solutions, Inc.	47,631	6,926,024
	Caterpillar, Inc.	115,239	25,214,293
	CH Robinson Worldwide, Inc.	2,760	278,401

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Cintas Corp.	23,873	$10,880,597
*	Copart, Inc.	692	54,703
	Deere & Co.	56,291	21,279,124
*	Delta Air Lines, Inc.	1,279	43,882
	Equifax, Inc.	3,458	720,578
	Fastenal Co.	238,536	12,842,778
	General Dynamics Corp.	282	61,572
	HEICO Corp.	583	98,317
	HEICO Corp., Class A	338	45,370
	Honeywell International, Inc.	86,034	17,193,034
	Illinois Tool Works, Inc.	73,283	17,730,089
	JB Hunt Transport Services, Inc.	3,850	674,866
	Lennox International, Inc.	15,817	4,458,970
	Lockheed Martin Corp.	60,233	27,975,217
	Masco Corp.	101,751	5,444,696
	Old Dominion Freight Line, Inc.	47,905	15,348,283
	Paychex, Inc.	117,588	12,918,218
*	PayCom Software, Inc.	1,045	303,437
	Robert Half International, Inc.	28,893	2,109,189
	Rockwell Automation, Inc.	42,816	12,134,482
	Rollins, Inc.	75,167	3,175,806
	Toro Co.	31,222	3,255,206
	Trane Technologies PLC	36,230	6,731,896
	Union Pacific Corp.	144,734	28,324,444
	United Parcel Service, Inc., Class B	235,754	42,390,927
	Verisk Analytics, Inc.	51,226	9,943,479
	Waste Management, Inc.	122,177	20,287,491
	WW Grainger, Inc.	29,186	20,300,906

TOTAL INDUSTRIALS			378,539,549

INFORMATION TECHNOLOGY — (28.2%)
	Accenture PLC, Class A	138,718	38,881,268
*	Adobe, Inc.	63,123	23,832,720
*	Advanced Micro Devices, Inc.	568	50,762
	Amphenol Corp., Class A	99,555	7,513,416
	Apple, Inc.	779,238	132,221,274
	Applied Materials, Inc.	220,549	24,928,653
*	Autodesk, Inc.	21,538	4,195,387
	BroadCom, Inc.	120,100	75,242,650
	CDW Corp.	91,054	15,441,848
*	Enphase Energy, Inc.	19,401	3,185,644
*	Fair Isaac Corp.	9,468	6,892,231
*	Fortinet, Inc.	102,465	6,460,418
*	Gartner, Inc.	27,282	8,251,714
	International Business Machines Corp.	192,212	24,297,519
	KLA Corp.	44,582	17,232,726
	Lam Research Corp.	35,132	18,411,979
	Microchip Technology, Inc.	39,384	2,874,638
	Microsoft Corp.	455,923	140,086,901
	Motorola Solutions, Inc.	14,797	4,311,846
	NetApp, Inc.	103,545	6,511,945
	NVIDIA Corp.	64,376	17,863,696
	NXP SemiCo.nductors NV	12,746	2,087,030
*	ON SemiCo.nductor Corp.	13,563	975,993
	Oracle Corp.	745,382	70,602,583
	QUALCo.MM, Inc.	345,514	40,356,035
	Seagate Technology Holdings PLC	121,222	7,124,217
	Teradyne, Inc.	7,999	730,949

See accompanying Notes to Financial Statements.

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
Texas Instruments, Inc.	226,497	$37,870,298

TOTAL INFORMATION TECHNOLOGY		738,436,340

MATERIALS — (0.9%)
Avery Dennison Corp.	56,729	9,898,076
Berry Global Group, Inc.	1,406	81,281
Packaging Corp. of America	573	77,504
Sealed Air Corp.	18,321	879,225
Sherwin-Williams Co.	48,647	11,555,608

TOTAL MATERIALS		22,491,694

TOTAL COMMON STOCKS
Cost ($ 1,399,895,743)		2,595,727,590

TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund 4.760%	25,741,468	25,741,468

SECURITIES LENDING Co.LLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	13	148

TOTAL INVESTMENTS — (100.0%)
(Cost $ 1,425,637,359)		$2,621,469,206

As of April 30, 2023, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures Contracts:

Description	Number of Co.ntracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	87	06/16/23	$17,356,536	$18,219,975	$863,439

Total Futures Co.ntracts			$17,356,536	$18,219,975	$863,439

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Co.mmon Stocks
Communication Services	$8,634,482	—	—	$8,634,482
Consumer Discretionary	402,097,812	$80,941	—	402,178,753
Consumer Staples	336,390,212	—	—	336,390,212
Energy	19,050,859	—	—	19,050,859
Financials	263,198,158	—	—	263,198,158
Health Care	426,807,543	—	—	426,807,543
Industrials	378,539,549	—	—	378,539,549
Information Technology	738,436,340	—	—	738,436,340
Materials	22,491,694	—	—	22,491,694
Temporary Cash Investments	25,741,468	—	—	25,741,468
Securities Lending Collateral	—	148	—	148
Futures Contracts**	863,439	—	—	863,439

TOTAL	$2,622,251,556	$81,089	—	$2,622,332,645

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

U.S. SMALL CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value†
COMMON STOCKS — (85.8%)
COMMUNICATION SERVICES — (3.0%)
*	Bandwidth, Inc., Class A	591	$7,192
*	Bumble, Inc., Class A	23,497	427,880
	Cable One, Inc.	34	25,786
*	Cargurus, Inc.	96,843	1,592,099
*	Cars.com, Inc.	72,380	1,416,477
	Cogent Communications Holdings, Inc.	4,822	332,911
	Entravision Communications Corp., Class A	2,531	15,819
*	IDT Corp., Class B	33,289	1,105,528
#*	IMAX Corp.	63,130	1,322,573
*	Integral Ad Science Holding Corp.	14,968	235,447
	Iridium Communications, Inc.	92,938	5,898,775
#*	Liberty Media Corp.-Liberty Braves, Class A	8,506	333,180
*	Liberty Media Corp.-Liberty Braves, Class C	30,841	1,172,575
*	Lions Gate Entertainment Corp., Class A	26,072	299,828
*	Lions Gate Entertainment Corp., Class B	2,500	26,675
	New York Times Co., Class A	80,871	3,214,622
	Nexstar Media Group, Inc.	772	133,903
*	PubMatic, Inc., Class A	37,350	510,201
*	QuinStreet, Inc.	56,069	622,927
*	Sciplay Corp., Class A	20,891	356,818
	Shutterstock, Inc.	36,425	2,440,475
*	TechTarget, Inc.	22,303	760,309
	Townsquare Media, Inc., Class A	2,463	23,300
*	TripAdvisor, Inc.	127,706	2,264,227
#	World Wrestling Entertainment, Inc., Class A	33,234	3,561,688
*	Yelp, Inc.	69,249	2,071,930

TOTAL Co.MMUNICATION SERVICES			30,173,145

CONSUMER DISCRETIONARY — (14.2%)
#	Cheesecake Factory, Inc.	40,757	1,373,103
	Academy Sports & Outdoors, Inc.	30,924	1,964,292
#	Acushnet Holdings Corp.	73,215	3,670,268
	Arko Corp.	79,311	663,040
	Autoliv, Inc.	1,340	114,985
#*	AutoNation, Inc.	24,841	3,271,560
*	BJ’s Restaurants, Inc.	1,933	62,900
#	Bloomin’ Brands, Inc.	100,772	2,496,122
*	Boot Barn Holdings, Inc.	29,882	2,165,549
	Boyd Gaming Corp.	2,041	141,645
#*	Bright Horizons Family Solutions, Inc.	14,265	1,085,852
	Brunswick Corp.	50,019	4,241,111
	Buckle, Inc.	45,211	1,515,925
	Build-A-Bear Workshop, Inc.	16,991	394,191
	Caleres, Inc.	23,473	535,184
	Camping World Holdings, Inc., Class A	33,349	746,684
#*	Capri Holdings Ltd.	25,937	1,076,385
*	CarParts.com, Inc.	53,623	254,173
	Carriage Services, Inc.	19,457	558,610
#	Carter’s, Inc.	37,348	2,605,770
*	Cavco Industries, Inc.	9,150	2,747,013
#*	Children’s Place, Inc.	2,881	85,393
#	Choice Hotels International, Inc.	7,786	992,871
*	Chuy’s Holdings, Inc.	7,177	250,334

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Columbia Sportswear Co.	42,891	$3,583,114
#*	Cooper-Standard Holdings, Inc.	7,200	96,840
#	Cracker Barrel Old Co.untry Store, Inc.	19,601	2,080,842
*	Dave & Buster’s Entertainment, Inc.	23,471	832,282
*	Denny’s Corp.	885	9,921
#*	Destination XL Group, Inc.	66,133	290,324
#	Dillard’s, Inc., Class A	9,230	2,754,140
*	Dorman Products, Inc.	28,841	2,484,941
#*	Envela Corp.	10,694	67,479
*	Everi Holdings, Inc.	27,277	414,610
*	Fox Factory Holding Corp.	33,551	3,719,799
*	Frontdoor, Inc.	15,065	412,178
*	Full House Resorts, Inc.	9,149	64,409
	Gentex Corp.	59,643	1,645,550
*	Gentherm, Inc.	33,550	2,001,257
*	Grand Canyon Education, Inc.	27,211	3,229,946
#	Guess?, Inc.	31,066	585,594
#	H&R Block, Inc.	141,271	4,790,500
#	Hanesbrands, Inc.	294,799	1,544,747
	Harley-Davidson, Inc.	18,528	687,389
#	Hibbett, Inc.	10,891	591,708
*	Hilton Grand Vacations, Inc.	10,557	451,840
	Installed Building Products, Inc.	34,225	4,253,141
#	International Game Technology PLC	2,090	58,813
	Jack in the Box, Inc.	4,336	401,904
#	Kontoor Brands, Inc.	46,974	2,121,816
	Laureate Education, Inc.	38,728	479,840
#	Leggett & Platt, Inc.	110,373	3,566,152
#	Levi Strauss & Co., Class A	5,515	79,747
#*	Lovesac Co.	4,809	126,429
*	Malibu Boats, Inc., Class A	21,397	1,214,280
#	Marine Products Corp.	22,816	314,176
*	MasterCraft Boat Holdings, Inc.	21,009	614,933
*	Mattel, Inc.	115,931	2,086,758
*	Modine Manufacturing Co.	42,558	889,888
	Murphy USA, Inc.	21,233	5,843,959
	Nathan’s Famous, Inc.	430	32,100
#*	National Vision Holdings, Inc.	1,900	39,976
*	Noodles & Co.	46,583	230,120
	Nordstrom, Inc.	87,523	1,353,106
#*	Ollie’s Bargain Outlet Holdings, Inc.	28,074	1,831,828
*	ONE Group Hospitality, Inc.	29,261	229,114
*	OneSpaWorld Holdings Ltd.	43,364	520,368
	Oxford Industries, Inc.	16,185	1,670,130
#	Papa John’s International, Inc.	6,657	497,877
#	PetMed Express, Inc.	19,472	299,285
*	PlayAGS, Inc.	16,489	87,062
#	Polaris, Inc.	19,368	2,104,333
	RCI Hospitality Holdings, Inc.	1,500	112,350
#	Red Rock Resorts, Inc., Class A	49,765	2,428,532
#*	RH	1,755	447,753
	Ruth’s Hospitality Group, Inc.	34,993	565,487
#*	Sabre Corp.	1,784	7,136
*	Sally Beauty Holdings, Inc.	99,667	1,418,261
#*	SeaWorld Entertainment, Inc.	82,730	4,439,292
*	Shake Shack, Inc., Class A	8,096	443,742
#	Signet Jewelers Ltd.	9,818	722,408
*	Skyline Champion Corp.	55,715	4,132,382
*	Sleep Number Corp.	9,587	216,187

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Sonos, Inc.	117,609	$2,486,254
	Steven Madden Ltd.	75,466	2,644,329
	Tempur Sealy International, Inc.	66,741	2,500,785
#	Texas Roadhouse, Inc.	43,898	4,855,997
*	TopBuild Corp.	16,575	3,737,331
*	Under Armour, Inc., Class A	30,277	268,557
*	Under Armour, Inc., Class C	16,387	131,751
#	Upbound Group, Inc.	53,124	1,416,286
	Valvoline, Inc.	82,413	2,847,369
*	Victoria’s Secret & Co.	35,914	1,113,693
*	Visteon Corp.	28,214	3,960,963
#	Wendy’s Co.	200,091	4,422,011
	Winmark Corp.	1,241	414,395
	Wolverine World Wide, Inc.	27,819	465,690
	Wyndham Hotels & Resorts, Inc.	2,225	151,789
#*	XPEL, Inc.	4,019	293,628
*	YETI Holdings, Inc.	35,238	1,390,139

TOTAL CONSUMER DISCRETIONARY			144,334,002

CONSUMER STAPLES — (5.8%)
*	Boston Beer Co., Inc. , Class A	1,174	372,757
#	Calavo Growers, Inc.	18,715	598,131
*	Chefs’ Warehouse, Inc.	42,519	1,414,182
	Coca-Cola Consolidated, Inc.	7,412	4,369,078
*	elf Beauty, Inc.	61,168	5,673,944
	Energizer Holdings, Inc.	61,093	2,042,339
#	Flowers Foods, Inc.	163,285	4,491,970
#*	Fresh Market, Inc.	15,766	0
#*	Freshpet, Inc.	23,960	1,652,521
#*	Grocery Outlet Holding Corp.	58,245	1,734,536
	Inter Parfums, Inc.	33,118	5,026,981
#	J&JSnack Foods Corp.	21,109	3,233,899
	John B Sanfilippo & Son, Inc.	10,631	1,105,092
#	Lancaster Colony Corp.	21,652	4,527,866
	Medifast, Inc.	10,360	949,494
#	MGP Ingredients, Inc.	20,766	2,049,189
#*	National Beverage Corp.	60,943	3,028,867
	Nu Skin Enterprises, Inc., Class A	43,291	1,708,263
#*	Olaplex Holdings, Inc.	37,265	137,880
	PriceSmart, Inc.	14,855	1,094,516
#	Reynolds Consumer Products, Inc.	38,447	1,077,669
*	Simply Good Foods Co.	13,200	480,084
#*	Sovos Brands, Inc.	23,988	411,394
#*	Sprouts Farmers Market, Inc.	117,824	4,083,780
#	Tootsie Roll Industries, Inc.	41,029	1,677,266
	Turning Point Brands, Inc.	20,290	482,699
	United-Guardian, Inc.	2,424	23,343
*	USANA Health Sciences, Inc.	19,137	1,270,123
#	Utz Brands, Inc.	37,214	703,717
	Vector Group Ltd.	4,047	51,559
*	Vital Farms, Inc.	33,753	434,739
#	WD-40 Co.	12,889	2,454,066

TOTAL CONSUMER STAPLES			58,361,944

ENERGY — (3.8%)
	Antero Midstream Corp.	29,775	320,379
	Arch Resources, Inc.	1,434	175,306
#	Cactus, Inc., Class A	34,403	1,392,633

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	ChampionX Corp.	95,096	$2,575,200
#	Core Laboratories NV	9,100	204,841
#	CVR Energy, Inc.	51,128	1,346,712
*	Denbury, Inc.	36,225	3,382,690
#*	Empire Petroleum Corp.	729	7,910
	EnLink Midstream LLC	323,316	3,171,730
	Evolution Petroleum Corp.	42,737	281,637
*	Kosmos Energy Ltd.	403,687	2,583,597
#	Magnolia Oil & Gas Corp., Class A	142,657	3,012,916
	Matador Resources Co.	61,145	2,997,939
#*	Nabors Industries Ltd.	10,536	1,050,861
#*	NexTier Oilfield Solutions, Inc.	248,346	2,006,636
*	Oceaneering International, Inc.	84,155	1,492,068
*	Par Pacific Holdings, Inc.	63,352	1,484,337
	Range Resources Corp.	32,508	859,837
#	Ranger Oil Corp., Class A	19,578	806,614
	Riley Exploration Permian, Inc.	959	40,288
#	RPC, Inc.	161,725	1,195,148
	Sitio Royalties Corp., Class A	57,311	1,455,126
*	Southwestern Energy Co.	366,781	1,903,593
*	TETRA Technologies, Inc.	163,373	465,613
*	Tidewater, Inc.	20,577	926,582
#*	Valaris Ltd.	7,649	458,940
*	Weatherford International PLC	37,223	2,405,722

TOTAL ENERGY.			38,004,855

FINANCIALS — (6.9%)
	AMERISAFE, Inc.	19,786	1,101,091
#	Artisan Partners Asset Management, Inc., Class A	57,145	1,981,217
#	B Riley Financial, Inc.	2,925	92,138
	BancFirst Corp.	14,006	1,118,939
*	Bancorp, Inc.	57,539	1,836,070
#	Bank of Hawaii Corp.	9,299	450,351
	BGC Partners, Inc., Class A	364,140	1,649,554
	Brightsphere Investment Group, Inc.	48,260	1,089,711
*	Cantaloupe, Inc.	17,336	95,521
	Cass Information Systems, Inc.	16,474	602,619
#	City Holding Co.	15,079	1,375,054
#	Co.hen & Steers, Inc.	46,963	2,820,598
	Crawford & Co., Class A	17,749	160,273
#*	Credit Acceptance Corp.	1,880	920,260
	Diamond Hill Investment Group, Inc.	4,105	665,503
*	Donnelley Financial Solutions, Inc.	35,228	1,523,611
#	Esquire Financial Holdings, Inc.	2,408	93,093
#*	Euronet Worldwide, Inc.	17,218	1,906,721
	Evercore, Inc., Class A	36,114	4,119,524
	EVERTEC, Inc.	72,062	2,499,831
	Federated Hermes, Inc.	82,704	3,423,119
#	First Financial Bankshares, Inc.	57,861	1,693,013
	FirstCash Holdings, Inc.	1,673	172,369
	Hamilton Lane, Inc., Class A	27,376	2,017,064
#	Houlihan Lokey, Inc.	37,960	3,468,785
#*	I3 Verticals, Inc., Class A	28,028	651,651
*	International Money Express, Inc.	18,533	477,781
#	Kinsale Capital Group, Inc.	15,683	5,123,793
	Lakeland Financial Corp.	26,902	1,363,124
	Lazard Ltd., Class A	75,074	2,349,816
#	Moelis & Co., Class A	55,721	2,110,711
*	NerdWallet, Inc., Class A	4,338	58,867

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Open Lending Corp., Class A	63,236	$444,549
*	Palomar Holdings, Inc.	19,978	1,004,094
*	Paymentus Holdings, Inc., Class A	6,697	55,116
	Piper Sandler Cos	6,961	942,798
	PJT Partners, Inc., Class A	23,836	1,639,202
	Primerica, Inc.	27,245	4,972,485
	RLI Corp.	37,498	5,214,097
#	Selective Insurance Group, Inc.	3,689	355,361
#	ServisFirst Bancshares, Inc.	41,710	2,106,355
	Silvercrest Asset Management Group, Inc., Class A	10,546	197,527
	StepStone Group, Inc., Class A	27,371	602,983
	Stock Yards Bancorp, Inc.	15,997	777,454
#	TFS Financial Corp.	15,148	182,382
	Virtu Financial, Inc., Class A	15,221	305,181
	Westamerica BanCorp	10,839	439,088
	Western Union Co.	12,928	141,303
*	WEX, Inc.	109	19,331
	WisdomTree, Inc.	163,056	1,017,469

TOTAL FINANCIALS			69,428,547

HEALTH CARE — (9.3%)
*	Acadia Healthcare Co., Inc.	2,642	190,990
*	Accuray, Inc.	41,131	137,378
*	Addus HomeCare Corp.	16,737	1,368,082
#*	Agiliti, Inc.	30,303	506,666
*	Amedisys, Inc.	25,478	2,045,883
#*	AMN Healthcare Services, Inc.	47,308	4,085,046
*	Amphastar Pharmaceuticals, Inc.	49,462	1,769,256
*	Apollo Medical Holdings, Inc.	22,042	782,271
	Atrion Corp.	1,559	959,253
*	Avid Bioservices, Inc.	6,800	122,740
#*	Catalyst Pharmaceuticals, Inc.	78,643	1,251,997
#*	Certara, Inc.	26,807	647,925
	Chemed Corp.	738	406,822
#*	Collegium Pharmaceutical, Inc.	36,972	860,338
#	CONMED Corp.	29,739	3,734,326
#*	Corcept Therapeutics, Inc.	80,976	1,824,389
*	CorVel Corp.	20,184	4,077,773
*	Cross Co.untry Healthcare, Inc.	26,407	580,426
#*	Cytek Biosciences, Inc.	3,573	41,018
#*	Dynavax Technologies Corp.	98,167	1,021,918
	Encompass Health Corp.	21,592	1,385,127
#	Ensign Group, Inc.	47,396	4,601,678
*	Evolent Health, Inc., Class A	92,182	3,356,347
*	Exelixis, Inc.	14,854	271,828
*	Figs, Inc., Class A	10,062	72,446
*	Globus Medical, Inc., Class A	19,245	1,118,904
#*	GoodRx Holdings, Inc., Class A	73,849	344,875
*	Haemonetics Corp.	19,635	1,643,646
*	Halozyme Therapeutics, Inc.	59,776	1,920,603
#*	Harmony Biosciences Holdings, Inc.	33,776	1,088,938
*	HealthEquity, Inc.	18,626	995,560
	HealthStream, Inc.	1,910	47,062
*	InfuSystem Holdings, Inc.	28,779	269,659
#*	Integra LifeSciences Holdings Corp.	56,535	3,127,516
	iRadimed Corp.	1,300	54,119
#*	Ironwood Pharmaceuticals, Inc.	164,194	1,709,259
*	Joint Corp.	12,783	201,844
*	Lantheus Holdings, Inc.	52,771	4,509,282

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#	LeMaitre Vascular, Inc.	28,082	$1,516,428
*	Maravai LifeSciences Holdings, Inc., Class A	7,983	110,086
#*	Medpace Holdings, Inc.	28,687	5,741,416
*	Merit Medical Systems, Inc.	51,387	4,177,249
#	Mesa Laboratories, Inc.	1,545	257,258
*	ModivCare, Inc.	17,334	1,102,442
	National Research Corp.	22,003	957,791
#*	Neogen Corp.	4,967	85,532
*	Nevro Corp.	9,017	263,928
#*	NextGen Healthcare, Inc.	80,918	1,354,567
*	NuVasive, Inc.	50,891	2,190,349
*	Omnicell, Inc.	1,151	69,946
*	Option Care Health, Inc.	120,724	3,881,277
*	OrthoPediatrics Corp.	12,046	607,600
*	Pacira BioSciences, Inc.	2,016	91,345
	Patterson Cos., Inc.	116,403	3,155,685
*	Pennant Group, Inc.	37,595	521,443
	Phibro Animal Health Corp., Class A	10,036	156,160
*	Prothena Corp. PLC	10,811	568,875
*	Puma Biotechnology, Inc.	18,792	50,363
*	RadNet, Inc.	60,045	1,660,845
	Select Medical Holdings Corp.	122,051	3,722,555
#*	Semler Scientific, Inc.	2,148	60,316
#	SIGA Technologies, Inc.	53,496	311,882
#*	Sotera Health Co.	22,982	385,408
*	Supernus Pharmaceuticals, Inc.	33,391	1,230,792
#*	Surgery Partners, Inc.	36,289	1,439,222
*	Tactile Systems Technology, Inc.	6,502	118,531
*	Tenet Healthcare Corp.	33,930	2,487,748
	U.S. Physical Therapy, Inc.	13,267	1,412,405
*	UFP Technologies, Inc.	6,656	917,463
	Utah Medical Products, Inc.	3,925	372,247
*	Xencor, Inc.	6,593	174,319

TOTAL HEALTH CARE			94,286,663

INDUSTRIALS — (23.8%)
	AAON, Inc.	51,440	5,041,120
	Acuity Brands, Inc.	6,540	1,029,265
#	Advanced Drainage Systems, Inc.	1,664	142,638
*	Aerojet Rocketdyne Holdings, Inc.	74,930	4,226,801
*	AeroVironment, Inc.	23,017	2,317,582
	Alamo Group, Inc.	10,771	1,903,559
	Albany International Corp., Class A	30,836	2,812,552
	Allied Motion Technologies, Inc.	8,497	292,467
	Allison Transmission Holdings, Inc.	89,446	4,364,070
	Alta Equipment Group, Inc.	24,816	350,898
*	Ameresco, Inc., Class A	26,757	1,113,091
*	API Group Corp.	7,794	177,391
	Apogee Enterprises, Inc.	24,945	1,061,659
	Applied Industrial Technologies, Inc.	33,123	4,493,466
	Armstrong World Industries, Inc.	40,920	2,809,567
*	ASGN, Inc.	33,480	2,396,833
#*	Atkore, Inc.	52,786	6,668,455
#*	AZEK Co., Inc.	8,737	237,122
	Barrett Business Services, Inc.	7,895	660,101
	Brady Corp., Class A	44,965	2,294,564
	Brink’s Co.	40,418	2,540,271
	BWX Technologies, Inc.	55,743	3,599,883
*	Casella Waste Systems, Inc., Class A	49,128	4,372,392

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	CBIZ, Inc.	53,847	$2,837,198
*	CECO Environmental Corp.	9,053	105,105
#*	Chart Industries, Inc.	4,756	633,024
*	CIRCOR International, Inc.	20,480	570,163
*	Clean Harbors, Inc.	46,180	6,703,489
	Co.mfort Systems USA, Inc.	35,901	5,366,841
*	Co.nstruction Partners, Inc., Class A	40,499	1,050,544
	Co.pa Holdings SA, Class A	7,535	680,561
#*	Co.re & Main, Inc., Class A	30,908	805,462
	CRA International, Inc.	8,741	919,029
*	Crane Co.	23,465	1,691,123
#	Crane NXT Co.	23,465	1,111,302
	CSG Systems International, Inc.	35,427	1,866,294
	CSW Industrials, Inc.	14,044	1,891,306
	Curtiss-Wright Corp.	3,467	588,801
*	Daseke, Inc.	31,066	254,120
*	Distribution Solutions Group, Inc.	6,012	280,640
	Donaldson Co., Inc.	35,796	2,274,836
	Douglas Dynamics, Inc.	24,465	717,069
#*	Driven Brands Holdings, Inc.	8,764	269,055
*	Dycom Industries, Inc.	27,688	2,564,463
	EMCOR Group, Inc.	7,272	1,243,512
*	Energy Recovery, Inc.	23,853	537,408
	Enerpac Tool Group Corp.	49,991	1,187,786
	Esab Corp.	8,862	517,186
	ESCO Technologies, Inc.	316	29,568
*	Evoqua Water Technologies Corp.	116,876	5,779,518
*	ExlService Holdings, Inc.	32,295	5,760,782
	Exponent, Inc.	49,829	4,586,759
	Federal Signal Corp.	65,908	3,386,353
	Flowserve Corp.	2,679	89,452
#*	Fluor Corp.	61,381	1,783,732
*	Forrester Research, Inc.	18,090	559,705
	Forward Air Corp.	26,889	2,837,058
*	Franklin Covey Co.	13,754	505,047
	Franklin Electric Co., Inc.	39,068	3,495,414
#*	Frontier Group Holdings, Inc.	11,976	113,652
*	FTI Co.nsulting, Inc.	23,399	4,223,520
*	Generac Holdings, Inc.	1,728	176,636
	Global Industrial Co.	36,033	960,279
	Gorman-Rupp Co.	17,283	424,298
#	GrafTech International Ltd.	173,617	817,736
	H&E Equipment Services, Inc.	37,088	1,353,712
	Healthcare Services Group, Inc.	12,659	197,607
	Helios Technologies, Inc.	30,875	1,856,823
	Herc Holdings, Inc.	27,524	2,752,951
	Hexcel Corp.	9,492	684,183
	Hillenbrand, Inc.	58,426	2,665,394
*	Hudson Technologies, Inc.	44,948	347,448
*	Huron Co.nsulting Group, Inc.	12,193	1,033,844
*	IBEX Holdings Ltd.	3,402	69,639
	ICF International, Inc.	13,985	1,594,290
*	Innovative Solutions & Support, Inc.	16,889	108,934
	Insperity, Inc.	29,896	3,661,064
	ITT, Inc.	18,412	1,554,709
*	Janus International Group, Inc.	26,056	234,504
	John Bean Technologies Corp.	29,011	3,153,786
	Kadant, Inc.	11,703	2,174,769
#	KBR, Inc.	6,568	372,603

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	Kforce, Inc.	26,583	$1,572,119
#	Landstar System, Inc.	18,189	3,201,810
#	Lincoln Electric Holdings, Inc.	143	23,995
	Lindsay Corp.	10,932	1,319,930
*	Liquidity Services, Inc.	30,312	396,178
	LSI Industries, Inc.	7,596	96,393
	Marten Transport Ltd.	82,959	1,674,942
*	Masonite International Corp.	23,608	2,158,007
*	MasTec, Inc.	5,180	460,036
	Maximus, Inc.	47,207	3,948,866
	McGrath RentCorp.	21,534	1,913,942
#*	Montrose Environmental Group, Inc.	15,393	468,871
*	MRC Global, Inc.	29,206	284,466
	MSA Safety, Inc.	25,672	3,330,942
	MSC Industrial Direct Co., Inc., Class A	37,906	3,439,211
#	Mueller Industries, Inc.	26,982	1,938,657
	Mueller Water Products, Inc., Class A	162,321	2,175,101
*	MYR Group, Inc.	16,635	2,129,114
*	NV5 Global, Inc.	14,956	1,416,782
#	Omega Flex, Inc.	9,145	1,006,041
*	PAM Transportation Services, Inc.	9,006	202,185
*	Parsons Corp.	3,811	165,779
#*	Paycor HCM, Inc.	5,943	139,661
*	Performant Financial Corp.	4,094	13,265
#	Pitney Bowes, Inc.	175,699	616,707
#*	RBC Bearings, Inc.	2,916	661,961
#*	RCM Technologies, Inc.	10,477	117,761
*	RXO, Inc.	37,750	682,898
#*	Saia, Inc.	13,485	4,015,428
	Science Applications International Corp.	41,000	4,183,230
	Shyft Group, Inc.	34,538	866,213
	Simpson Manufacturing Co., Inc.	38,678	4,864,919
#*	SiteOne Landscape Supply, Inc.	21,830	3,225,164
*	SP Plus Corp.	24,825	848,270
*	SPX Technologies, Inc.	17,026	1,084,216
	Standex International Corp.	3,276	402,326
*	Sterling Infrastructure, Inc.	22,600	834,392
#*	TaskUS, Inc., Class A	27,199	366,099
	Tecnoglass, Inc.	32,155	1,409,997
	Tennant Co.	18,273	1,396,423
	Terex Corp.	32,246	1,437,849
	Tetra Tech, Inc.	12,886	1,783,036
	Timken Co.	15,447	1,187,102
*	Titan International, Inc.	40,513	395,407
*	Transcat, Inc.	7,644	583,161
*	Trex Co., Inc.	19,135	1,045,919
*	TriNet Group, Inc.	58,213	5,401,002
	TTEC Holdings, Inc.	44,090	1,502,146
	UFP Industries, Inc.	5,761	452,354
#*	V2X, Inc.	10,311	445,435
	Valmont Industries, Inc.	12,336	3,584,348
	Veritiv Corp.	11,481	1,318,822
#*	Verra Mobility Corp.	161,926	2,744,646
	Vertiv Holdings Co.	16,545	246,851
*	Vicor Corp.	16,633	714,720
	Wabash National Corp.	48,387	1,242,094
	Watts Water Technologies, Inc., Class A	21,080	3,409,268
	Woodward, Inc.	15,994	1,535,744
#*	XPO, Inc.	45,127	1,993,711

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	Zurn Elkay Water Solutions Corp.	4,061	$87,515

TOTAL INDUSTRIALS.			241,081,260

INFORMATION TECHNOLOGY — (11.8%)
	A10 Networks, Inc.	60,722	858,609
*	ACI Worldwide, Inc.	40,818	1,033,920
	Adeia, Inc.	76,600	585,224
	ADTRAN Holdings, Inc.	2,226	20,301
	Advanced Energy Industries, Inc.	36,397	3,148,341
*	Alarm.com Holdings, Inc.	30,439	1,451,636
	American Software, Inc., Class A	30,659	366,068
*	Axcelis Technologies, Inc.	32,228	3,812,572
	Badger Meter, Inc.	35,327	4,674,822
	Belden, Inc.	39,436	3,111,106
*	Blackbaud, Inc.	46,951	3,256,287
*	Box, Inc., Class A	64,927	1,717,968
*	Brightcove, Inc.	9,231	38,216
*	Calix, Inc.	45,413	2,075,374
*	Cambium Networks Corp.	18,429	279,015
*	CEVA, Inc.	18,136	455,758
*	Cirrus Logic, Inc.	49,387	4,236,911
#*	Clearfield, Inc.	3,980	173,846
	Climb Global Solutions, Inc.	2,934	130,270
*	Co.mmScope Holding Co., Inc.	20,088	99,034
*	Co.mmVault Systems, Inc.	27,280	1,589,606
*	Co.nsensus Cloud Solutions, Inc.	12,979	484,506
#*	Co.reCard Corp.	1,121	28,877
*	Co.rsair Gaming, Inc.	6,307	109,868
	CTS Corp.	44,066	1,727,828
#*	Digi International, Inc.	32,770	988,343
#*	DigitalOcean Holdings, Inc.	3,431	108,214
*	Diodes, Inc.	42,865	3,416,340
*	EngageSmart, Inc.	39,306	674,884
#*	Envestnet, Inc.	50,781	3,218,500
*	Everspin Technologies, Inc.	28,188	175,329
*	Extreme Networks, Inc.	79,613	1,415,519
*	Fabrinet	38,187	3,625,856
*	FormFactor, Inc.	78,294	2,138,209
	Hackett Group, Inc.	33,459	620,999
#*	Harmonic, Inc.	119,261	1,680,387
#*	Identiv, Inc.	1,812	9,966
*	Informatica, Inc., Class A	27,378	423,264
	Information Services Group, Inc.	59,870	304,738
#*	Insight Enterprises, Inc.	2,822	341,321
	InterDigital, Inc.	18,272	1,237,745
*	inTEST Corp.	13,446	255,474
	Jabil, Inc.	7,737	604,647
	Kulicke & Soffa Industries, Inc.	53,130	2,532,176
*	Lattice Semiconductor Corp.	13,077	1,042,237
	Littelfuse, Inc.	12,357	2,993,360
*	Lumentum Holdings, Inc.	1,838	88,684
*	Luna Innovations, Inc.	38,134	239,482
#*	MACOM Technology Solutions Holdings, Inc.	50,545	2,948,795
*	MaxLinear, Inc.	68,982	1,664,536
#*	MeridianLink, Inc.	5,740	85,756
#*	Mitek Systems, Inc.	39,173	353,340
*	N-able, Inc.	109,299	1,393,562
#*	Napco Security Technologies, Inc.	44,416	1,376,896
	National Instruments Corp.	64,890	3,778,545

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	NCR Corp.	30,795	$686,421
#*	Novanta, Inc.	25,239	3,857,529
	NVE Corp.	5,915	446,050
*	Onto Innovation, Inc.	4,387	355,259
*	OSI Systems, Inc.	17,589	1,986,853
*	PDF Solutions, Inc.	3,386	122,065
*	Perficient, Inc.	32,190	2,089,775
*	Plexus Corp.	21,896	1,915,243
#	Power Integrations, Inc.	30,202	2,198,102
*	PowerSchool Holdings, Inc., Class A	16,324	340,845
	Progress Software Corp.	48,759	2,675,894
*	Qualys, Inc.	38,512	4,349,545
*	Rambus, Inc.	101,274	4,490,489
	Richardson Electronics Ltd.	6,810	105,078
	Sapiens International Corp. NV	56,131	1,129,917
*	Silicon Laboratories, Inc.	3,469	483,232
#*	SMART Global Holdings, Inc.	45,160	696,367
#*	SoundThinking, Inc.	5,363	159,549
*	SPS Co.mmerce, Inc.	11,823	1,741,528
#*	Super Micro Co.mputer, Inc.	13,249	1,396,842
#*	Synaptics, Inc.	30,579	2,708,076
*	Teradata Corp.	98,861	3,826,909
	Universal Display Corp.	8,832	1,178,719
*	Verint Systems, Inc.	62,176	2,268,802
*	Viavi Solutions, Inc.	201,733	1,807,528
	Vontier Corp.	60,790	1,649,233

TOTAL INFORMATION TECHNOLOGY			119,868,917

MATERIALS — (6.4%)
*	ATI, Inc.	81,463	3,146,101
*	Axalta Co.ating Systems Ltd.	83,261	2,628,550
	Balchem Corp.	19,287	2,534,312
*	Bioceres Crop Solutions Corp.	1,438	16,120
#	Cabot Corp.	59,523	4,271,370
	Chase Corp.	7,391	808,058
	Chemours Co.	137,306	3,991,485
	Co.mpass Minerals International, Inc.	35,164	1,150,918
	Eagle Materials, Inc.	33,514	4,967,110
#	Graphic Packaging Holding Co.	249,088	6,142,510
	Hawkins, Inc.	27,037	1,090,673
	HB Fuller Co.	1,720	113,812
*	Ingevity Corp.	37,381	2,681,713
	Innospec, Inc.	20,477	2,081,077
#*	Livent Corp.	118,815	2,596,108
#	Louisiana-Pacific Corp.	95,154	5,684,500
	Materion Corp.	12,952	1,402,831
#*	MP Materials Corp.	54,756	1,186,562
	Myers Industries, Inc.	44,815	849,244
	NewMarket Corp.	6,116	2,443,954
*	O-I Glass, Inc.	38,338	861,455
	Olin Corp.	3,670	203,318
	Orion Engineered Carbons SA	66,346	1,606,237
#	Quaker Chemical Corp.	1,758	328,096
#	Scotts Miracle-Gro Co.	15,282	1,020,990
	Sensient Technologies Corp.	38,632	2,876,539
	Silgan Holdings, Inc.	96,364	4,746,891
*	Smith-Midland Corp.	112	1,848
	Sonoco Products Co.	35,764	2,168,014
	Sylvamo Corp.	31,852	1,459,459

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†
MATERIALS — (Continued)
United States Lime & Minerals, Inc.	1,255	$201,929

TOTAL MATERIALS		65,261,784

REAL ESTATE — (0.3%)
RMR Group, Inc., Class A	21,166	502,692
# St. Joe Co.	56,007	2,301,888

TOTAL REAL ESTATE		2,804,580

UTILITIES — (0.5%)
New Jersey Resources Corp.	61,746	3,188,563
# Ormat Technologies, Inc.	27,522	2,361,663

TOTAL UTILITIES		5,550,226

TOTAL Co.MMON STOCKS		869,155,923

PREFERRED STOCKS — (0.0%)
Co.MMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	2,460	56,211

TOTAL INVESTMENT SECURITIES
(Cost $623,822,251)		869,212,134

TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund 4.760%	3,879,713	3,879,713

SECURITIES LENDING COLLATERAL — (13.8%)
@§ The DFA Short Term Investment Fund	12,108,694	140,061,258

TOTAL INVESTMENTS — (100.0%)
(Cost $767,749,849)		$1,013,153,105

As of April 30, 2023, U.S. Small Cap Growth Portfolio had entered into the following outstanding futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	2	06/16/23	$407,577	$418,850	$11,273

Total Futures Contracts			$407,577	$418,850	$11,273

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$30,173,145	—	—	$30,173,145
Communication Services	$30,173,145	—	—	$30,173,145
Communication Services	$30,173,145	—	—	$30,173,145
Communication Services	$30,173,145	—	—	$30,173,145
Consumer Discretionary	144,334,002	—	—	144,334,002
Consumer Staples	57,950,550	$411,394	—	58,361,944
Energy	38,004,855	—	—	38,004,855
Financials	69,428,547	—	—	69,428,547
Health Care	92,240,780	2,045,883	—	94,286,663
Industrials	241,081,260	—	—	241,081,260

See accompanying Notes to Financial Statements.

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Information Technology	$119,868,917	—	—	$119,868,917
Materials	65,261,784	—	—	65,261,784
Real Estate	2,804,580	—	—	2,804,580
Utilities	5,550,226	—	—	5,550,226
Preferred Stocks
Communication Services	56,211	—	—	56,211
Temporary Cash Investments	3,879,713	—	—	3,879,713
Securities Lending Collateral	—	$140,061,258	—	140,061,258
Futures Contracts**	11,273	—	—	11,273

TOTAL	$870,645,843	$142,518,535	—	$1,013,164,378

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

	Shares	Value»
COMMON STOCKS — (90.0%)
AUSTRALIA — (6.2%)
ALS Ltd.	36,559	$319,077
Altium Ltd.	4,085	104,132
Aristocrat Leisure Ltd.	26,302	665,321
# BHP Group Ltd., Sponsored ADR	125,138	7,388,148
BHP Group Ltd.,Class DI	237,336	7,026,478
Brambles Ltd.	256,318	2,428,056
Breville Group Ltd.	4,176	57,368
carsales.com Ltd.	40,305	639,169
Champion Iron Ltd.	25,156	109,299
Cochlear Ltd.	2,915	477,966
Coles Group Ltd.	162,712	1,965,590
Computershare Ltd.	55,754	829,944
CSL Ltd.	8,328	1,662,574
Domino’s Pizza Enterprises Ltd.	11,557	389,003
Endeavour Group Ltd.	101,746	458,589
Fortescue Metals Group Ltd.	84,967	1,188,826
IDP Education Ltd.	11,030	207,218
James Hardie Industries PLC, CDI	57,493	1,282,962
# JB Hi-Fi Ltd.	26,500	784,286
Lottery Corp. Ltd.	404,399	1,355,943
* Lynas Rare Earths Ltd.	37,928	162,897
Medibank Pvt Ltd.	262,281	620,703
Metcash Ltd.	139,135	360,570
Mineral Resources Ltd.	27,873	1,374,992
New Hope Corp. Ltd.	73,094	258,381
nib holdings Ltd.	23,911	122,690
Pilbara Minerals Ltd.	375,752	1,069,469
Premier Investments Ltd.	6,859	119,369
Pro Medicus Ltd.	6,642	272,633
* Qantas Airways Ltd.	112,615	496,626
Ramsay Health Care Ltd.	33,056	1,421,448
# REA Group Ltd.	3,726	350,424
Rio Tinto Ltd.	2,506	187,962
SEEK Ltd.	15,255	248,905
Steadfast Group Ltd.	2,386	9,407
Technology One Ltd.	27,672	278,984
Telstra Group Ltd.	499,353	1,448,730
Wesfarmers Ltd.	64,168	2,219,789
Whitehaven Co.al Ltd.	48,913	234,723
WiseTech Global Ltd.	1,931	88,451
Woodside Energy Group Ltd., ADR	15,846	360,652
Woodside Energy Group Ltd.	12,951	293,704
Woolworths Group Ltd.	87,688	2,262,071

TOTAL AUSTRALIA		43,603,529

AUSTRIA — (0.2%)
ANDRITZ AG	4,103	266,473
Erste Group Bank AG	3,991	145,110
OMV AG	14,084	666,493
Verbund AG	1,742	155,143

TOTAL AUSTRIA		1,233,219

BELGIUM — (0.6%)
Anheuser-Busch InBev SA	27,797	1,807,345

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	1,795	$116,621
*	Argenx SE, ADR	100	38,788
	D’ieteren Group	1,109	208,812
#	UCB SA	11,682	1,085,931
#	Umicore SA	29,406	965,267

TOTAL BELGIUM			4,222,764

CANADA — (9.0%)
	Alimentation Couche-Tard, Inc.	65,533	3,270,725
#	BCE, Inc.	22,354	1,074,557
	BRP, Inc.	1,550	115,894
	Canadian National Railway Co.	34,869	4,158,826
	Canadian Natural Resources Ltd.	84,127	5,129,223
#	Canadian Pacific Kansas City Ltd.	9,278	731,478
#	Canadian Tire Corp. Ltd., Class A	8,326	1,091,472
	CCL Industries, Inc., Class B	18,613	875,251
	Cenovus Energy, Inc.	77,415	1,300,572
*	CGI, Inc.	27,129	2,752,321
	Colliers International Group, Inc.	1,159	123,434
	Constellation Software, Inc.	2,145	4,198,364
*	Descartes Systems Group, Inc.	2,513	198,979
	Dollarama, Inc.	35,454	2,196,036
	Element Fleet Management Corp.	43,368	567,207
	Empire Co. Ltd., Class A	31,487	845,479
	FirstService Corp.	4,414	663,965
	Franco-Nevada Corp.	3,962	601,329
	George Weston Ltd.	11,782	1,582,006
	GFL Environmental, Inc.	5,579	202,518
	Gildan Activewear, Inc.	24,812	808,375
	Imperial Oil Ltd.	16,000	814,880
	Intact Financial Corp.	17,602	2,662,549
#	Keyera Corp.	21,433	504,324
	Loblaw Cos. Ltd.	23,231	2,184,985
*	Lumine Group, Inc.	6,435	86,680
	Metro, Inc.	23,040	1,313,162
	Northland Power, Inc.	27,228	668,416
#	Open Text Corp.	35,372	1,340,211
	Parkland Corp.	3,085	72,750
	Pembina Pipeline Corp.	34,957	1,151,134
	Quebecor, Inc., Class B	26,710	689,411
#	Restaurant Brands International, Inc.	36,282	2,544,058
#	Ritchie Bros Auctioneers, Inc.	8,111	464,070
	Rogers Communications, Inc.,Class B	60,485	2,988,061
	Royal Bank of Canada	46,428	4,609,959
	Saputo, Inc.	6,200	160,531
	Stantec, Inc.	9,227	554,635
	TC Energy Corp.	18,413	764,876
	TFI International, Inc.	9,881	1,064,995
#	Thomson Reuters Corp.	10,296	1,354,027
	Toromont Industries Ltd.	11,004	889,189
	Tourmaline Oil Corp.	13,300	597,536
	Waste Connections, Inc.	8,063	1,121,964
#	Wheaton Precious Metals Corp.	9,751	481,504
	WSP Global, Inc.	13,738	1,813,110

TOTAL CANADA			63,385,028

DENMARK — (3.3%)
	Coloplast AS, Class B	7,693	1,108,414

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Novo Nordisk AS, Class B	131,950	$21,950,456

TOTAL DENMARK			23,058,870

FINLAND — (1.0%)
	Elisa Oyj	23,831	1,479,936
	Fortum Oyj	14,247	212,793
	Kesko Oyj, Class A	18,062	374,799
	Kesko Oyj, Class B	40,258	839,292
	Kone Oyj, Class B	36,858	2,102,776
	Neste Oyj	24,175	1,171,627
	Orion Oyj, Class B	12,686	595,901
	Sampo Oyj, Class A	13,097	664,214

TOTAL FINLAND			7,441,338

FRANCE — (10.4%)
	Air Liquide SA	14,725	2,648,885
#	Airbus SE	60,661	8,494,644
	BioMerieux	1,311	137,269
	Bureau Veritas SA	73,290	2,113,325
	Capgemini SE	12,223	2,228,954
	Eurofins Scientific SE	27,879	1,947,343
	Hermes International	2,735	5,937,891
	Ipsen SA	7,521	912,035
	Kering SA	8,939	5,724,238
Ω	La Francaise des Jeux SAEM	16,108	688,486
	Legrand SA	12,284	1,162,729
#	L’Oreal SA	9,004	4,303,165
#	LVMH Moet Hennessy Louis Vuitton SE	25,417	24,448,133
	Remy Cointreau SA	362	62,636
	Safran SA	17,700	2,752,699
	Sartorius Stedim Biotech	3,652	978,366
	Sodexo SA	7,030	753,391
	STMicroelectronics NV	65,906	2,819,266
#	STMicroelectronics NV	4,346	186,356
#	Teleperformance	11,004	2,199,210
	Thales SA	18,476	2,819,500

TOTAL FRANCE			73,318,521

GERMANY — (7.1%)
	Adidas AG	19,614	3,454,143
	Bechtle AG	10,275	477,882
	Beiersdorf AG	3,414	476,695
	Brenntag SE	26,013	2,120,180
	Carl Zeiss Meditec AG	3,050	410,232
*	CTS Eventim AG & Co. KGaA	4,863	320,400
	Deutsche Boerse AG	13,130	2,504,005
	Deutsche Post AG	103,523	4,979,413
	Deutsche Telekom AG	347,287	8,373,706
	GEA Group AG	16,609	781,169
	Hannover Rueck SE	5,909	1,262,511
	Infineon Technologies AG	87,712	3,194,188
	Knorr-Bremse AG	8,974	629,003
	Merck KGaA	5,756	1,032,447
	MTU Aero Engines AG	3,953	1,037,937
	Nemetschek SE	8,353	652,898
	Puma SE	14,373	842,230
#*	QIAGEN NV	18,019	804,060
	Rational AG	599	433,837

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Rheinmetall AG	6,857	$2,008,366
	RWE AG	117,626	5,515,041
	SAP SE.	5,213	705,403
	Siemens AG	34,634	5,708,802
Ω	Siemens Healthineers AG	9,826	612,412
	Symrise AG	10,837	1,309,353
*Ω	Zalando SE	7,673	315,586

TOTAL GERMANY.			49,961,899

HONG KONG — (1.8%)
	AIA Group Ltd.	341,800	3,721,201
Ω	Budweiser Brewing Co. APAC Ltd.	57,200	165,263
	Chow Tai Fook Jewellery Group Ltd.	314,600	631,783
	HKT Trust & HKT Ltd.	128,000	168,227
	Hong Kong Exchanges & Clearing Ltd.	89,890	3,731,954
	L’Occitane International SA	20,750	52,790
	Man Wah Holdings Ltd.	16,400	13,796
	PCCW Ltd.	219,000	114,237
	Prada SpA	79,600	586,069
*Ω	Samsonite International SA	201,900	639,790
	SITC International Holdings Co. Ltd.	222,000	410,629
	Techtronic Industries Co. Ltd.	256,500	2,774,942

TOTAL HONG KONG			13,010,681

IRELAND — (0.5%)
*	Flutter Entertainment PLC	2,633	526,120
	Kerry Group PLC, Class A	5,986	630,473
	Kingspan Groupc	12,244	848,506
	Smurfit Kappa Group PLC	34,029	1,260,745

TOTAL IRELAND			3,265,844

ISRAEL — (0.5%)
	Ashtrom Group Ltd.	3,030	47,754
	Bezeq The Israeli Telecommunication Corp. Ltd.	201,876	274,839
	Elbit Systems Ltd.	1,932	355,537
	Electra Ltd.	269	115,548
*	Fattal Holdings 1998 Ltd.	912	81,941
	First International Bank of Israel Ltd.	6,498	236,099
	Fox Wizel Ltd.	964	81,108
	ICL Group Ltd.	40,565	251,942
	Matrix IT Ltd.	3,530	63,437
	Maytronics Ltd.	2,450	25,780
	Mizrahi Tefahot Bank Ltd.	9,823	322,128
#*	Nice Ltd., Sponsored ADR	1,581	322,540
*	Nova Ltd.	1,973	183,453
#	Shapir Engineering & Industry Ltd.	10,838	77,455
	Shufersal Ltd.	16,069	81,909
	Strauss Group Ltd.	4,186	93,340
*	Tower Semiconductor Ltd.	14,320	635,804

TOTAL ISRAEL			3,250,614

ITALY — (1.8%)
	Amplifon SpA	17,795	653,252
	CNH Industrial NV	10,362	145,812
	DiaSorin SpA	1,542	167,481
	Enel SpA	463,513	3,166,774
	Eni SpA	63,171	954,351

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»
ITALY — (Continued)
Ferrari NV	11,584	$3,227,870
FinecoBank Banca Fineco SpA	44,026	667,332
Moncler SpA	26,907	1,995,993
Prysmian SpA	2,880	117,866
Recordati Industria Chimica e Farmaceutica SpA	14,507	667,792
Snam SpA	153,273	851,842

TOTAL ITALY		12,616,365

JAPAN — (17.9%)
Advantest Corp.	30,600	2,384,715
Aeon Co. Ltd.	55,400	1,129,163
Ajinomoto Co., Inc.	44,800	1,611,203
Amvis Holdings, Inc.	3,100	67,509
Asahi Intecc Co. Ltd.	16,400	296,778
Asics Corp.	13,400	374,548
Azbil Corp.	6,700	187,377
Bandai Namco Holdings, Inc.	42,200	958,590
BayCurrent Consulting, Inc.	22,000	764,720
Benefit One, Inc.	11,300	155,536
BIPROGY, Inc.	16,800	405,041
Calbee, Inc.	8,400	181,648
Capcom Co. Ltd.	32,400	1,217,514
Chugai Pharmaceutical Co. Ltd.	55,200	1,424,471
Cosmos Pharmaceutical Corp.	2,900	285,230
CyberAgent, Inc.	80,500	702,491
Daifuku Co. Ltd.	20,553	378,684
Daikin Industries Ltd.	10,600	1,925,289
Daito Trust Construction Co. Ltd.	16,800	1,592,265
Dentsu Group, Inc.	16,200	583,764
Disco Corp.	13,200	1,502,888
Ebara Corp.	13,800	603,768
Fancl Corp.	6,800	117,678
Fast Retailing Co. Ltd.	15,000	3,552,025
Food & Life Cos. Ltd.	18,400	443,186
FP Corp.	5,300	131,838
Fuji Electric Co. Ltd.	19,400	783,090
Fuji Kyuko Co. Ltd.	1,799	69,103
Fujitsu Ltd.	17,600	2,345,679
GMO internet group, Inc.	13,800	277,610
GMO Payment Gateway, Inc.	5,900	461,450
Goldwin, Inc.	3,500	318,017
Hakuhodo DY Holdings, Inc.	20,900	246,272
Hamamatsu Photonics KK	8,300	440,015
Hikari Tsushin, Inc.	1,700	231,957
Hirose Electric Co. Ltd.	1,200	161,951
Hitachi Ltd.	47,200	2,610,850
Hoya Corp.	29,300	3,072,251
Ibiden Co. Ltd.	26,700	1,050,544
IHI Corp.	29,300	738,304
Information Services International-Dentsu Ltd.	2,700	95,181
Internet Initiative Japan, Inc.	17,800	368,357
# Ito En Ltd.	8,100	250,552
# ITOCHU Corp.	2,500	82,937
Itochu Techno-Solutions Corp.	11,700	302,978
Japan Exchange Group, Inc.	56,900	923,930
Japan Tobacco, Inc.	64,600	1,389,990
JCR Pharmaceuticals Co. Ltd.	300	3,245
Kakaku.com, Inc.	23,100	317,826
Kao Corp.	28,800	1,163,764

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	KDDI Corp.	199,200	$6,218,652
	Keyence Corp.	5,000	2,254,780
	Kikkoman Corp.	9,600	568,643
	Kobe Bussan Co. Ltd.	26,700	746,756
	Konami Group Corp.	9,500	467,438
	Kotobuki Spirits Co. Ltd.	2,800	206,765
	Kurita Water Industries Ltd.	8,700	364,607
	Lasertec Corp.	11,300	1,537,320
	Lawson, Inc.	12,800	581,397
	Lion Corp.	20,900	227,848
	M3, Inc.	32,000	785,471
	Marui Group Co. Ltd.	800	12,746
#	McDonald’s Holdings Co. Japan Ltd.	7,600	316,618
	MEIJI Holdings Co. Ltd.	23,000	554,983
	Minebea Mitsumi, Inc.	66,900	1,238,896
	MISUMI Group, Inc.	38,400	968,724
	Mitsui High-Tec, Inc.	3,000	180,918
	MonotaRO Co. Ltd.	46,200	698,955
	Murata Manufacturing Co. Ltd.	42,200	2,394,267
	NET One Systems Co. Ltd.	10,800	254,646
	Nichirei Corp.	12,900	264,645
	Nidec Corp.	16,600	821,402
	Nifco, Inc.	8,100	232,960
	Nihon Kohden Corp.	3,300	91,306
	Nihon M&A Center Holdings, Inc.	23,600	180,395
	Nintendo Co. Ltd.	72,000	3,043,971
	Nippon Sanso Holdings Corp.	32,400	584,583
	Nippon Shinyaku Co. Ltd.	2,600	118,895
	Nissan Chemical Corp.	22,200	986,613
	Nissin Foods Holdings Co. Ltd.	2,900	279,595
	Nitori Holdings Co. Ltd.	7,200	916,818
	Nitto Denko Corp.	12,300	795,173
	NOF Corp.	2,900	132,505
	Nomura Research Institute Ltd.	32,930	828,504
	NS Solutions Corp.	1,700	46,265
	NTT Data Corp.	67,000	910,071
	Obic Co. Ltd.	1,300	200,298
	Olympus Corp.	102,000	1,785,654
	Ono Pharmaceutical Co. Ltd.	30,964	623,463
	Open House Group Co. Ltd.	15,400	615,580
	Oracle Corp.	5,800	416,259
	Otsuka Corp.	12,800	465,908
	Pan Pacific International Holdings Corp.	54,400	1,016,569
*	Park24 Co. Ltd.	23,500	363,241
	Persol Holdings Co. Ltd.	41,500	855,706
	Pigeon Corp.	10,200	158,830
	Rakus Co. Ltd.	7,900	120,075
	Recruit Holdings Co. Ltd.	117,600	3,299,102
	Relo Group, Inc.	20,300	315,592
*	Renesas Electronics Corp.	124,100	1,617,327
	Rohto Pharmaceutical Co. Ltd.	15,000	311,206
	Ryohin Keikaku Co. Ltd.	18,700	196,786
	Sanwa Holdings Corp.	12,200	133,628
	SCREEN Holdings Co. Ltd.	6,600	536,839
	SCSK Corp.	27,000	407,641
	Seven & I Holdings Co. Ltd.	50,400	2,283,999
	SG Holdings Co. Ltd.	65,700	945,411
*	SHIFT, Inc.	1,700	316,476
	Shimadzu Corp.	16,900	528,577

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Shimano, Inc.	5,200	$804,192
Shin-Etsu Chemical Co. Ltd.	138,000	3,937,943
Shinko Electric Industries Co. Ltd.	11,000	326,607
Shionogi & Co. Ltd.	12,100	541,651
Ship Healthcare Holdings, Inc.	10,400	183,454
Shiseido Co. Ltd.	12,800	641,610
SHO-BOND Holdings Co. Ltd.	3,100	132,481
#* Skylark Holdings Co. Ltd.	52,300	701,723
SMS Co. Ltd.	10,400	244,401
SoftBank Corp.	220,900	2,487,071
Sony Group Corp.	126,900	11,481,113
Square Enix Holdings Co. Ltd.	8,000	393,673
Sugi Holdings Co. Ltd.	3,600	152,729
SUMCO Corp.	9,700	133,585
Sundrug Co. Ltd.	9,500	261,845
Suntory Beverage & Food Ltd.	12,500	470,567
Sysmex Corp.	15,700	1,009,874
Taiyo Yuden Co. Ltd.	31,700	970,610
TechnoPro Holdings, Inc.	20,100	548,402
Terumo Corp.	300	8,984
TIS, Inc.	27,800	763,380
# Toei Animation Co. Ltd.	600	61,135
Tokyo Electron Ltd.	41,100	4,706,175
Tokyo Ohka Kogyo Co. Ltd.	2,700	140,949
Toridoll Holdings Corp.	3,200	68,254
Toshiba Corp.	1,900	61,218
TOTO Ltd.	13,399	458,269
Trend Micro, Inc.	24,900	1,216,700
Tsuruha Holdings, Inc.	2,100	137,541
Unicharm Corp.	23,100	932,545
USS Co. Ltd.	29,300	492,357
* Visional, Inc.	800	41,955
Welcia Holdings Co. Ltd.	16,100	337,087
Workman Co. Ltd.	2,000	81,472
Yamato Holdings Co. Ltd.	22,600	388,213
Yaoko Co. Ltd.	3,100	162,501
Yaskawa Electric Corp.	22,400	912,254
Zenkoku Hosho Co. Ltd.	9,400	345,489
Zensho Holdings Co. Ltd.	17,500	556,026
ZOZO, Inc.	24,900	524,004

TOTAL JAPAN		126,832,109

NETHERLANDS — (3.5%)
ASML Holding NV	3,091	1,961,587
ASML Holding NV	26,912	17,139,176
Universal Music Group NV	65,299	1,426,615
Wolters Kluwer NV	32,615	4,321,282

TOTAL NETHERLANDS		24,848,660

NEW ZEALAND — (0.2%)
Chorus Ltd.	52,525	280,850
Fisher & Paykel Healthcare Corp. Ltd.	18,003	308,804
Mainfreight Ltd.	7,025	312,001
Spark New Zealand Ltd.	257,123	833,117

TOTAL NEW ZEALAND		1,734,772

NORWAY — (0.7%)
AF Gruppen ASA	3,894	59,266

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Aker Solutions ASA	12,582	$44,908
	Borregaard ASA	4,378	73,254
	Equinor ASA	85,376	2,458,061
*	FLEX LNG Ltd.	4,400	151,404
	Gjensidige Forsikring ASA	5,508	95,948
	Kongsberg Gruppen ASA	2,853	128,145
	Mowi ASA	26,873	512,718
#*	Nordic Semiconductor ASA	15,732	170,346
#	Norsk Hydro ASA	17,314	127,415
#	Telenor ASA	37,763	471,212
	TGS ASA	17,591	275,868
	TOMRA Systems ASA	21,997	337,308

TOTAL NORWAY.			4,905,853

PORTUGAL — (0.1%)
	EDP Renovaveis SA	6,420	142,702
	Jeronimo Martins SGPS SA	14,536	366,819

TOTAL PORTUGAL.			509,521

SINGAPORE — (0.9%)
	DBS Group Holdings Ltd.	129,312	3,195,293
	DFI Retail Group Holdings Ltd.	48,900	147,173
	Jardine Cycle & Carriage Ltd.	12,100	308,172
	Sembcorp Industries Ltd.	184,300	593,013
	Singapore Exchange Ltd.	144,600	1,040,632
	Singapore Technologies Engineering Ltd.	233,700	636,207
	Singapore Telecommunications Ltd.	21,100	40,435
	United Overseas Bank Ltd.	1,800	38,228
	Venture Corp. Ltd.	32,000	408,824
	Yangzijiang Shipbuilding Holdings Ltd.	383,100	357,255

TOTAL SINGAPORE			6,765,232

SPAIN — (2.2%)
	Acciona SA	3,142	582,178
#	ACS Actividades de Construccion y Servicios SA	33,947	1,167,179
*Ω	Aena SME SA	4,154	699,604
*	Amadeus IT Group SA	30,517	2,144,887
	Endesa SA	49,310	1,106,157
	Ferrovial SA	37,455	1,174,342
	Iberdrola SA	215,825	2,796,682
#	Industria de Diseno Textil SA	61,458	2,112,727
	Naturgy Energy Group SA	8,682	270,325
	Telefonica SA	816,599	3,709,147

TOTAL SPAIN.			15,763,228

SWEDEN — (2.4%)
	AddTech AB, Class B	33,781	677,045
#	Alfa Laval AB.	11,735	430,526
	Atlas Copco AB, Class A	253,368	3,664,746
	Atlas Copco AB, Class B	142,793	1,831,577
#	Avanza Bank Holding AB.	20,766	441,845
	Axfood AB.	18,741	465,098
#	Beijer Ref AB.	25,206	412,311
Ω	Bravida Holding AB	16,356	199,130
	Elekta AB, Class B.	20,123	169,198
	Epiroc AB, Class A.	42,925	859,919
	Epiroc AB, Class B	24,352	419,296

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
Ω	Evolution AB	6,729	$899,051
	Fortnox AB	6,509	44,866
#	H & M Hennes & Mauritz AB, Class B	72,709	1,065,971
#	Hexatronic Group AB	25,661	217,059
	Hexpol AB	15,771	185,874
	Indutrade AB	34,001	816,429
	Kindred Group PLC, SDR	38,599	475,043
	Lagercrantz Group AB, Class B	28,497	366,739
	Lifco AB, Class B	18,429	420,264
#	Medicover AB, Class B	3,768	62,127
	Nibe Industrier AB, Class B	13,442	150,508
	Nordnet AB publ	4,401	69,190
#	Sandvik AB	40,546	825,914
	Sectra AB, Class B	22,615	357,098
#	Sweco AB, Class B	19,191	257,272
	Tele2 AB, Class B	75,933	806,876
#Ω	Thule Group AB	13,879	401,430

TOTAL SWEDEN			16,992,402

SWITZERLAND — (7.1%)
	EMS-Chemie Holding AG	202	165,903
	Geberit AG	4,809	2,739,023
	Givaudan SA	329	1,150,831
#	Kuehne & Nagel International AG	13,818	4,093,664
	Logitech International SA	9,040	537,519
	Nestle SA	91,738	11,769,028
	Partners Group Holding AG	2,457	2,385,091
	Roche Holding AG	2,118	716,734
	Roche Holding AG	54,937	17,202,980
	SGS SA	35,775	3,237,470
	Sika AG	10,057	2,777,974
	Sonova Holding AG	5,028	1,594,510
	Straumann Holding AG	7,469	1,123,715
#Ω	VAT Group AG	2,075	732,038

TOTAL SWITZERLAND			50,226,480

UNITED KINGDOM — (11.8%)
	Admiral Group PLC	34,875	1,013,611
	Anglo American PLC	3,308	101,933
	Antofagasta PLC	26,444	486,384
	Ashtead Group PLC	95,067	5,481,194
	AstraZeneca PLC, Sponsored ADR	65,292	4,780,680
Ω	Auto Trader Group PLC	143,477	1,147,381
	B&M European Value Retail SA	182,016	1,098,821
	BAE Systems PLC	94,386	1,202,476
	Bunzl PLC	34,678	1,380,430
	Burberry Group PLC	72,665	2,371,930
	Centrica PLC	1,176,753	1,690,936
	Coca-Cola HBC AG	13,586	414,736
	Compass Group PLC	42,495	1,121,050
	Computacenter PLC	8,281	240,074
	Croda International PLC	9,185	807,011
#	Diageo PLC, Sponsored ADR	23,354	4,332,167
	Diageo PLC	20,023	913,371
	Diploma PLC	5,450	184,683
	Entain PLC	16,291	296,843
*††	Evraz PLC	83,618	0
	Experian PLC	98,066	3,472,015

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»
UNITED KINGDOM — (Continued)
* Frasers Group PLC	11,088	$107,151
Fresnillo PLC	1,368	12,242
Glencore PLC	99,690	588,434
GSK PLC	65,156	1,174,969
GSK PLC, Sponsored ADR	131,363	4,732,987
Haleon PLC, ADR	7,003	62,117
Halma PLC	6,275	182,498
Harbour Energy PLC	8,985	27,951
Hargreaves Lansdown PLC	46,044	466,161
Hikma Pharmaceuticals PLC	10,748	248,932
Howden Joinery Group PLC	93,938	809,781
IMI PLC	31,615	634,319
Imperial Brands PLC	213,938	5,295,839
Inc.hcape PLC	22,829	232,410
# InterContinental Hotels Group PLC, ADR	6,985	483,945
Intertek Group PLC	27,700	1,449,104
JD Sports Fashion PLC	513,395	1,041,969
Man Group PLC	41,282	118,065
Next PLC	24,843	2,107,848
Reckitt Benckiser Group PLC	27,822	2,248,289
RELX PLC, Sponsored ADR	13,140	435,065
RELX PLC	129,373	4,306,956
Rentokil Initial PLC	174,114	1,386,166
Rightmove PLC	159,472	1,154,270
Rio Tinto PLC	86,642	5,508,037
Rio Tinto PLC, Sponsored ADR	43,071	2,756,113
RS GROUP PLC	35,180	408,160
Sage Group PLC	85,251	879,188
Softcat PLC	15,856	267,154
Spirax-Sarco Engineering PLC	6,056	846,266
SSE PLC	59,470	1,372,161
# Unilever PLC, Sponsored ADR	164,032	9,108,697
Unilever PLC	712	39,646
Weir Group PLC	5,661	131,014
WPP PLC, Sponsored ADR	9,101	527,039

TOTAL UNITED KINGDOM.		83,688,669

UNITED STATES — (0.8%)
Ferguson PLC	39,461	5,566,837

TOTAL COMMON STOCKS		636,202,435

PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
* Dr Ing hc F Porsche AG	5,616	703,229
Sartorius AG	3,953	1,536,489

TOTAL GERMANY.		2,239,718

TOTAL INVESTMENT SECURITIES
(Cost $484,385,458)		638,442,153

		Value†
SECURITIES LENDING COLLATERAL — (9.7%)
@§ The DFA Short Term Investment Fund.	5,917,986	68,453,339

TOTAL INVESTMENTS — (100.0%)
(Cost $552,830,559)		$706,895,492

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,748,800	$35,854,729	—	$43,603,529
Austria	—	1,233,219	—	1,233,219
Belgium	155,409	4,067,355	—	4,222,764
Canada	63,385,028	—	—	63,385,028
Denmark	—	23,058,870	—	23,058,870
Finland	—	7,441,338	—	7,441,338
France	186,356	73,132,165	—	73,318,521
Germany	710,370	49,251,529	—	49,961,899
Hong Kong	—	13,010,681	—	13,010,681
Ireland	—	3,265,844	—	3,265,844
Israel	836,493	2,414,121	—	3,250,614
Italy	1,615,276	11,001,089	—	12,616,365
Japan	—	126,832,109	—	126,832,109
Netherlands	17,139,176	7,709,484	—	24,848,660
New Zealand	—	1,734,772	—	1,734,772
Norway	151,404	4,754,449	—	4,905,853
Portugal	—	509,521	—	509,521
Singapore	—	6,765,232	—	6,765,232
Spain	—	15,763,228	—	15,763,228
Sweden	—	16,992,402	—	16,992,402
Switzerland	537,519	49,688,961	—	50,226,480
United Kingdom	27,218,810	56,469,859	—	83,688,669
United States	2,653,190	2,913,647	—	5,566,837
Preferred Stocks
Germany	—	2,239,718	—	2,239,718
Securities Lending Collateral	—	68,453,339	—	68,453,339

TOTAL	$122,337,831	$584,557,661	—	$706,895,492

See accompanying Notes to Financial Statements.

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (95.4%)
AUSTRALIA — (6.3%)
	Accent Group Ltd.	89,904	$152,142
	Adairs Ltd.	13,521	20,176
#	ARB Corp. Ltd.	22,657	484,018
#*	Argosy Minerals Ltd.	360,077	98,001
*	Aroa Biosurgery Ltd.	47,699	33,158
	AUB Group Ltd.	25,853	473,819
#*	Audinate Group Ltd.	13,842	80,680
#*	Aussie Broadband Ltd.	29,213	64,379
#	Australian Clinical Labs Ltd.	18,719	43,921
	Australian Ethical Investment Ltd.	25,309	54,625
	Australian Finance Group Ltd.	93,782	100,481
#*††	AVZ Minerals Ltd.	336,495	35,282
	Baby Bunting Group Ltd.	38,307	55,098
	Beacon Lighting Group Ltd.	26,769	32,455
#*	Bellevue Gold Ltd.	258,291	242,472
	Blackmores Ltd.	4,849	306,295
#*	Boss Energy Ltd.	84,717	149,177
#	Breville Group Ltd.	30,432	418,059
*	Capricorn Metals Ltd.	105,142	309,381
	Champion Iron Ltd.	42,185	183,288
	Clinuvel Pharmaceuticals Ltd.	11,891	160,015
#	Clover Corp. Ltd.	46,760	37,933
	Codan Ltd.	29,274	142,200
#*	Cogstate Ltd.	6,282	6,642
	Collins Foods Ltd.	32,959	190,021
#*	Core Lithium Ltd.	282,668	186,070
#	Corporate Travel Management Ltd.	34,095	477,032
	Data#3 Ltd.	47,477	239,674
*	De Grey Mining Ltd.	354,680	380,683
#*	Deep Yellow Ltd.	139,179	49,833
	Deterra Royalties Ltd.	7,207	22,099
	Dicker Data Ltd.	19,198	103,892
#	Domain Holdings Australia Ltd.	82,732	184,517
*	Dreadnought Resources Ltd.	494,128	20,744
	Eagers Automotive Ltd.	50,832	480,031
*	Emerald Resources NL	109,051	139,405
*	Energy Resources of Australia Ltd.	44,404	1,144
	EQT Holdings Ltd.	2,629	47,077
	EVT Ltd.	25,874	207,360
#*	Galan Lithium Ltd.	71,154	50,983
	Gold Road Resources Ltd.	237,326	295,301
	GR Engineering Services Ltd.	17,215	20,781
	Hansen Technologies Ltd.	49,856	149,332
	HUB24 Ltd.	21,929	414,638
	Imdex Ltd.	151,654	209,561
	Infomedia Ltd.	146,416	145,730
#	Inghams Group Ltd.	134,414	250,909
	InvoCare Ltd.	33,241	245,503
	IPH Ltd.	63,756	344,899
	IRESS Ltd.	49,488	340,031
	Johns Lyng Group Ltd.	52,159	235,164
	Jumbo Interactive Ltd.	10,368	90,188
*	Karoon Energy Ltd.	160,227	229,046
	Lifestyle Communities Ltd.	27,394	310,160
	Lovisa Holdings Ltd.	17,049	302,469

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	MA Financial Group Ltd.	8,162	$25,106
#*	Mach7 Technologies Ltd.	30,726	14,105
*	Macquarie Telecom Group Ltd.	2,460	100,232
#	Mader Group Ltd.	5,695	18,533
	McMillan Shakespeare Ltd.	20,277	207,134
	Metcash Ltd.	200,302	519,086
	Michael Hill International Ltd.	14,572	9,650
	Monadelphous Group Ltd.	23,942	197,356
#*	Musgrave Minerals Ltd.	144,300	21,472
	Myer Holdings Ltd.	189,393	110,235
*	Nanosonics Ltd.	86,878	330,974
	Netwealth Group Ltd.	36,287	329,742
	Newcrest Mining Ltd.	7,772	147,727
	nib holdings Ltd.	147,216	755,379
	Nick Scali Ltd.	25,865	167,406
#	NRW Holdings Ltd.	7,432	11,944
	Objective Corp. Ltd.	6,021	51,545
*	OFX Group Ltd.	73,729	69,883
#*	Omni Bridgeway Ltd.	40,033	61,045
	Orora Ltd.	244,094	557,886
#*	Paladin Energy Ltd.	714,777	314,374
	PeopleIN Ltd.	20,385	41,995
	Perseus Mining Ltd.	56,884	84,068
#	Pinnacle Investment Management Group Ltd.	36,505	201,032
	Platinum Asset Management Ltd.	141,047	164,772
#*	PolyNovo Ltd.	175,789	190,973
*	PPK Mining Equipment Group Pty Ltd.	7,132	0
	Praemium Ltd.	142,921	65,273
	Premier Investments Ltd.	17,037	296,500
	PSC Insurance Group Ltd.	52,436	162,891
	PWR Holdings Ltd.	21,649	144,612
*	ReadyTech Holdings Ltd.	18,559	37,984
*	Red 5 Ltd.	706,218	79,533
#	Regis Healthcare Ltd.	33,045	46,665
#*	Renascor Resources Ltd.	338,050	47,605
	Ridley Corp. Ltd.	52,011	74,575
*	RPMGlobal Holdings Ltd.	60,700	56,420
*	Seven West Media Ltd.	285,596	73,036
#	SmartGroup Corp. Ltd.	47,938	214,574
*	Strandline Resources Ltd.	41,838	10,046
#*	Strike Energy Ltd.	308,834	97,559
	Super Retail Group Ltd.	4,683	42,262
	Technology One Ltd.	85,220	859,172
#*	Temple & Webster Group Ltd.	28,945	77,606
	Terracom Ltd.	142,346	60,661
*	Tyro Payments Ltd.	100,883	106,792
#	Universal Store Holdings Ltd.	7,980	24,901
*	Webjet Ltd.	88,931	439,794

TOTAL AUSTRALIA			17,770,089

AUSTRIA — (1.4%)
	ANDRITZ AG	28,264	1,835,628
*	DO & Co. AG	1,715	200,876
	Mayr Melnhof Karton AG	1,738	277,450
	Oesterreichische Post AG	7,895	304,125
	Palfinger AG	1,260	41,428
	Schoeller-Bleckmann Oilfield Equipment AG	1,361	85,481
	Telekom Austria AG	26,977	210,612

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
	Wienerberger AG	31,802	$958,027

TOTAL AUSTRIA.			3,913,627

BELGIUM — (1.4%)
	Azelis Group NV	5,809	137,815
	Barco NV	18,241	532,731
*	Deme Group NV	1,933	255,783
	Econocom Group SA	34,718	119,252
	Etablissements Franz Colruyt NV	13,096	363,777
	EVS Broadcast Equipment SA	1,125	27,421
	Fagron	20,034	372,399
	Ion Beam Applications.	8,066	147,463
#*	Kinepolis Group NV	2,726	137,971
	Lotus Bakeries NV	126	870,029
	Melexis NV	5,881	560,605
*	Orange Belgium SA	5,047	81,912
	Recticel SA	10,529	150,086
*	Tessenderlo Group SA	6,052	200,539
	Van de Velde NV	1,744	68,041
	WHAT’S COOKING	96	9,612

TOTAL BELGIUM			4,035,436

CANADA — (10.8%)
	Absolute Software Corp.	4,878	38,001
	AG Growth International, Inc.	5,814	254,342
	Altius Minerals Corp.	10,100	158,412
	Altus Group Ltd.	14,667	582,415
	Andlauer Healthcare Group, Inc.	5,198	197,623
*	Aritzia, Inc.	32,122	1,020,905
*	ATS Corp.	27,628	1,184,363
#	Aura Minerals, Inc.	4,900	39,602
	Badger Infrastructure Solutions Ltd.	11,038	241,885
	Bird Construction, Inc.	10,965	69,358
	Boralex, Inc., Class A.	28,951	844,052
	Boyd Group Services, Inc.	5,138	856,871
	Calian Group Ltd.	3,606	167,172
	Canacol Energy Ltd.	5,658	41,968
#*	Canada Goose Holdings, Inc.	15,000	294,177
*	Capstone Copper Corp.	85,032	399,789
	CI Financial Corp.	48,785	480,342
	Colliers International Group, Inc.	5,361	570,868
	Computer Modelling Group Ltd.	30,056	157,285
	Corby Spirit & Wine Ltd.	3,500	40,196
	Dye & Durham Ltd.	11,525	122,663
	ECN Capital Corp.	31,478	73,418
	Element Fleet Management Corp.	34,881	456,206
#*	Endeavour Silver Corp.	63,015	245,759
	Enerplus Corp.	75,981	1,136,676
	Enghouse Systems Ltd.	14,596	401,731
*	ERO Copper Corp.	17,559	345,776
	Evertz Technologies Ltd.	8,600	75,282
	Exchange Income Corp.	6,505	250,674
	Extendicare, Inc.	29,768	142,155
	Fiera Capital Corp.	22,781	124,931
	Finning International, Inc.	49,721	1,288,485
	First National Financial Corp.	5,637	157,313
*	Foraco International SA	22,957	30,161
#	Freehold Royalties Ltd.	35,868	390,488

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	GDI Integrated Facility Services, Inc.	3,715	$120,703
	Gibson Energy, Inc.	51,172	868,321
	goeasy Ltd.	2,007	137,454
*	H2O Innovation, Inc.	10,600	22,689
	Hammond Power Solutions, Inc.	1,500	43,997
#	Headwater Exploration, Inc.	63,496	291,505
	Information Services Corp.	4,303	71,460
	Innergex Renewable Energy, Inc.	44,740	459,007
Ω	Jamieson Wellness, Inc.	13,990	345,503
*	K92 Mining, Inc.	61,362	291,672
*	Karora Resources, Inc.	24,244	86,787
	K-Bro Linen, Inc.	3,004	62,282
#	Keyera Corp.	1,300	30,589
*	Kinaxis, Inc.	4,350	597,381
	Labrador Iron Ore Royalty Corp.	21,300	480,286
	Lundin Gold, Inc.	23,006	291,725
*	Major Drilling Group International, Inc.	29,345	226,339
	Maple Leaf Foods, Inc.	8,300	170,062
	MTY Food Group, Inc.	5,933	257,578
	North American Construction Group Ltd.	7,405	142,546
	North West Co., Inc.	16,570	486,026
*	Orla Mining Ltd.	53,157	240,606
	Osisko Gold Royalties Ltd.	25,638	416,874
	Parkland Corp.	50,753	1,196,855
	Pason Systems, Inc.	25,831	224,974
	PHX Energy Services Corp.	11,900	59,375
#	Pine Cliff Energy Ltd.	49,359	48,818
	Pollard Banknote Ltd.	4,800	84,851
	PrairieSky Royalty Ltd.	60,896	960,960
#	Premium Brands Holdings Corp.	12,536	941,091
	Primo Water Corp.	55,980	850,336
	Pulse Seismic, Inc.	14,400	19,610
	Richelieu Hardware Ltd.	17,672	531,393
	Rogers Sugar, Inc.	21,462	99,322
#	Savaria Corp.	14,977	183,723
	Secure Energy Services, Inc.	84,041	391,408
#	Sienna Senior Living, Inc.	22,092	177,734
Ω	Sleep Country Canada Holdings, Inc.	14,349	248,991
	SNC-Lavalin Group, Inc.	5,900	135,867
	Softchoice Corp.	5,368	64,859
Ω	Spin Master Corp.	10,040	285,671
#	Sprott, Inc.	7,885	283,933
	Stelco Holdings, Inc.	10,257	358,391
	Stella-Jones, Inc.	15,153	592,990
*	SunOpta, Inc.	20,776	176,596
#	Superior Plus Corp.	65,056	482,572
	Sylogist Ltd.	3,400	15,735
*	Taseko Mines Ltd.	27,426	45,142
	TECSYS, Inc.	4,000	75,521
	TELUS Corp.	9,470	200,744
	TerraVest Industries, Inc.	2,300	45,750
#	Topaz Energy Corp.	27,519	394,246
#*	Touchstone Exploration, Inc.	18,320	14,198
	TransAlta Corp.	25,233	225,078
	TransAlta Corp.	52,100	464,530
	Trican Well Service Ltd.	70,244	164,353
*	Trisura Group Ltd.	13,693	316,439
*	Uni-Select, Inc.	12,100	415,643
	Vecima Networks, Inc.	800	13,581

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Viemed Healthcare, Inc.	8,932	$96,912
	Wall Financial Corp.	2,300	30,200
*	Wesdome Gold Mines Ltd.	49,200	307,579
	Westshore Terminals Investment Corp.	10,814	220,454
	Winpak Ltd.	7,847	261,731

TOTAL CANADA			30,730,892

DENMARK — (2.9%)
*	ALK-Abello AS	10,786	136,542
#	cBrain AS	3,927	81,095
*	Chemometec AS	6,340	366,854
#	Gabriel Holding AS	71	4,474
*	GN Store Nord AS	27,740	740,544
	ISS AS	51,446	1,075,618
*Ω	Netcompany Group AS	12,248	474,023
*	NTG Nordic Transport Group AS, Class A	3,259	173,395
	Ringkjoebing Landbobank AS	6,363	894,952
	Royal Unibrew AS	17,211	1,538,390
*	RTX AS	1,053	21,346
	SimCorp AS	14,556	1,577,802
	Solar AS, Class B	1,204	98,499
	SP Group AS	2,483	105,683
	Topdanmark AS	16,225	856,513

TOTAL DENMARK			8,145,730

FINLAND — (1.9%)
#*	Alisa Bank PLC	1,405	28,785
	Alma Media Oyj	5,579	54,722
	Caverion Oyj	9,518	90,284
	Digia Oyj	2,369	14,406
	eQ Oyj	1,222	25,903
#	Evli Oyj, Class B	1,405	28,864
	F-Secure Oyj	6,773	21,824
	Gofore Oyj	491	14,342
#	Harvia Oyj	5,546	137,438
#	Incap Oyj	1,325	16,355
	Marimekko Oyj	7,105	73,469
	Musti Group Oyj	6,003	124,387
	Orion Oyj, Class A	7,832	367,346
	Orion Oyj, Class B	29,702	1,395,195
#	Ponsse Oyj	1,251	39,265
	Puuilo Oyj	6,312	48,788
*	QT Group Oy	3,234	278,882
	Revenio Group Oyj	5,667	213,097
Ω	Rovio Entertainment Oyj	2,029	20,831
	Siili Solutions Oyj	628	10,903
#	Talenom Oy	8,051	68,420
	TietoEVRY Oyj	17,062	545,196
	Tokmanni Group Corp.	13,245	181,394
	Uponor Oyj	13,566	362,024
	Vaisala Oyj, Class A	5,135	216,282
	Valmet Oyj	28,641	968,975
#	Verkkokauppa.com Oyj	7,353	21,174

TOTAL FINLAND			5,368,551

FRANCE — (4.6%)
	Alten SA	9,179	1,560,503
	Aubay	691	33,938

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Bastide le Confort Medical	726	$22,532
	Beneteau SA	8,701	140,046
	Catana Group	8,468	63,687
#	Cie Plastic Omnium SA	10,082	178,498
#*	Claranova SE	2,289	5,064
	Equasens	1,255	99,204
	Eramet SA	3,212	312,873
*	Exail Technologies SA	1,281	26,765
	Gaztransport Et Technigaz SA	8,197	876,597
*	Genfit SA	2,727	11,132
*	ID Logistics Group	1,054	309,807
	Infotel SA	775	48,324
	IPSOS	3,087	167,379
*	JCDecaux SE	18,514	409,861
	Kaufman & Broad SA	3,850	125,270
	Linedata Services	183	9,116
#	Metropole Television SA	8,248	133,163
	Nexans SA	7,001	602,386
#*	OVH Groupe SAS	2,334	24,578
	SEB SA	2,252	258,219
	Seche Environnement SA	870	99,555
	Societe pour l’Informatique Industrielle	2,947	164,481
*	SOITEC	7,699	1,137,172
	Sopra Steria Group SACA	5,081	1,099,851
	SPIE SA	38,484	1,201,202
	Stef SA	198	22,978
	Sword Group	1,888	90,732
	Synergie SE	901	32,769
	Technip Energies NV	37,394	829,616
	Thermador Groupe	1,402	145,343
	Trigano SA	2,258	294,158
*	Ubisoft Entertainment SA	26,647	780,415
#*	Vantiva SA	39,221	9,436
Ω	Verallia SA	22,651	919,411
	Vetoquinol SA	633	62,035
	Virbac SA	1,202	410,578
	Wavestone	2,899	149,071
*	Xilam Animation SA	769	20,927

TOTAL FRANCE			12,888,672

GERMANY — (6.6%)
	Adesso SE	769	115,300
#*	ADVA Optical Networking SE	3,020	66,601
	AIXTRON SE	17,194	486,794
	All for One Group SE	628	28,501
#	Allgeier SE	2,087	62,954
	Amadeus Fire AG	1,636	241,137
	Atoss Software AG	1,545	309,918
	Basler AG	3,780	81,453
	Bechtle AG	22,343	1,039,155
Ω	Befesa SA	9,077	408,673
	CENIT AG	2,561	42,147
	Cewe Stiftung & Co. KGAA	1,649	169,865
	CompuGroup Medical SE & Co. KgaA	9,209	506,339
*	CTS Eventim AG & Co. KGaA	16,943	1,116,293
	Dermapharm Holding SE	5,650	283,639
	Duerr AG	6,729	233,476
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,652	240,594
	EDAG Engineering Group AG	1,049	12,280

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Elmos Semiconductor SE	2,343	$177,094
	Encavis AG	31,498	544,673
	Energiekontor AG	2,482	198,875
	Fabasoft AG	987	18,167
	Fielmann AG	8,389	434,578
	Fuchs Petrolub SE	8,275	268,765
	GEA Group AG	18,828	885,535
	Gerresheimer AG	5,766	628,306
	GFT Technologies SE	6,693	264,319
	GK Software SE	303	63,103
	Hawesko Holding SE	669	31,862
#*	HelloFresh SE	34,432	924,573
	Hensoldt AG.	11,177	419,194
	Hochtief AG	7,085	593,075
	HUGO BOSS AG	16,811	1,267,407
*	Hypoport SE	626	100,386
	IVU Traffic Technologies AG	3,749	70,680
	Knaus Tabbert AG	414	21,486
	Kontron AG	14,372	278,119
	Krones AG	3,491	458,700
*	MAX Automation SE	399	2,531
#*	Nagarro SE	2,666	287,058
	Nemetschek SE	9,804	766,313
	New Work SE	795	144,968
	Nexus AG	4,574	262,357
	OHB SE	1,950	69,367
	Pfeiffer Vacuum Technology AG	1,150	191,973
	PSI Software AG	2,438	79,255
*	PVA TePla AG	5,656	121,118
	Rational AG	659	477,294
	Secunet Security Networks AG	437	96,507
	Sixt SE	3,550	440,446
	Stabilus SE	6,670	435,902
	Stemmer Imaging AG	250	12,261
	STRATEC SE	2,416	166,246
	Stroeer SE & Co. KGaA	9,841	539,674
*Ω	TeamViewer SE	40,383	745,300
	USU Software AG	535	14,744
*	va-Q-tec AG	1,882	46,404
#	Varta AG	6,454	167,382
#	VERBIO Vereinigte BioEnergie AG	6,441	239,888
	Washtec AG	3,729	163,434

TOTAL GERMANY			18,564,438

HONG KONG — (2.2%)
	ASMPT Ltd.	93,600	735,898
	Best Mart 360 Holdings Ltd.	42,000	10,975
*††	Brightoil Petroleum Holdings Ltd.	408,000	0
	Cafe de Coral Holdings Ltd.	104,000	145,671
#*	Central Holding Group Co. Ltd.	17,000	41,360
	CITIC Telecom International Holdings Ltd.	168,000	67,494
*	C-Mer Eye Care Holdings Ltd.	182,000	104,256
	Convenience Retail Asia Ltd.	132,000	15,138
*	Cowell e Holdings, Inc.	88,000	170,211
	EC Healthcare	116,000	78,110
	EuroEyes International Eye Clinic Ltd., Class C	18,000	12,263
	Fairwood Holdings Ltd.	25,500	38,153
*Ω	Fosun Tourism Group	31,400	36,603
*Ω	Frontage Holdings Corp.	186,000	57,872

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	FSE Lifestyle Services Ltd.	41,000	$31,541
	Giordano International Ltd.	62,000	18,651
#*	Gold Fin Holdings	214,000	0
	HKBN Ltd.	195,500	137,955
#	Hong Kong Technology Venture Co. Ltd.	166,000	104,417
*	Hypebeast Ltd.	147,500	5,546
	International Housewares Retail Co. Ltd.	145,000	53,417
	Karrie International Holdings Ltd.	190,000	20,851
	Kerry Logistics Network Ltd.	75,500	106,974
	L’Occitane International SA	107,250	272,852
	Luk Fook Holdings International Ltd.	57,000	182,658
	Man Wah Holdings Ltd.	447,600	376,538
	MECOM Power & Construction Ltd.	393,998	71,915
*††	MH Development NPV	80,000	0
*	NagaCorp Ltd.	321,221	260,430
	Nissin Foods Co. Ltd.	55,000	49,134
	Pacific Basin Shipping Ltd.	1,177,000	409,544
	Pacific Textiles Holdings Ltd.	229,000	73,682
	PCCW Ltd.	876,687	457,304
	Pentamaster International Ltd.	114,000	16,152
#	Perfect Medical Health Management Ltd.	132,000	64,379
	Plover Bay Technologies Ltd.	128,000	38,043
Ω	Regina Miracle International Holdings Ltd.	62,000	22,147
*Ω	Samsonite International SA	307,800	975,370
	SmarTone Telecommunications Holdings Ltd.	20,000	12,173
	Solomon Systech International Ltd.	430,000	26,679
*	Space Group Holdings Ltd.	70,000	31,207
	SUNeVision Holdings Ltd.	211,000	119,888
*	Theme International Holdings Ltd.	800,000	92,961
	Tradelink Electronic Commerce Ltd.	178,000	21,608
	Vitasoy International Holdings Ltd.	176,000	311,315
	VTech Holdings Ltd.	48,100	288,770
*	Welife Technology Ltd.	100,000	6,897
*	Zhaobangji Properties Holdings Ltd.	560,000	23,199

TOTAL HONG KONG			6,198,201

IRELAND — (0.3%)
	Glanbia PLC	47,771	724,451
	Irish Continental Group PLC	40,436	208,603

TOTAL IRELAND			933,054

ISRAEL — (0.9%)
#*	Camtek Ltd.	4,755	123,279
	Danel Adir Yeoshua Ltd.	1,780	130,179
	Delek Automotive Systems Ltd.	14,491	116,991
	Delta Galil Ltd.	272	11,512
#	Delta Israel Brands Ltd.	658	7,572
	Electra Consumer Products 1970 Ltd.	2,581	60,933
	FMS Enterprises Migun Ltd.	369	10,738
	Formula Systems 1985 Ltd.	2,161	136,861
	Formula Systems 1985 Ltd., Sponsored ADR	300	18,702
	Fox Wizel Ltd.	2,273	191,242
	Globrands Ltd.	90	9,691
*	Hamat Group Ltd.	2,771	10,508
	Hilan Ltd.	4,043	179,261
#	Hiper Global Ltd.	2,782	12,174
	IDI Insurance Co. Ltd.	816	21,054
	Inrom Construction Industries Ltd.	31,048	107,402

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Lapidoth Capital Ltd.	607	$9,275
	M Yochananof & Sons Ltd.	435	20,160
	Magic Software Enterprises Ltd.	14,400	193,104
	Malam—Team Ltd.	2,020	34,379
	Matrix IT Ltd.	11,596	208,389
#	Max Stock Ltd.	16,993	32,464
	Maytronics Ltd.	9,732	102,405
#*	Neto ME Holdings Ltd.	595	12,693
	Novolog Ltd.	80,470	40,333
	One Software Technologies Ltd.	9,774	104,630
*	Partner Communications Co. Ltd.	32,491	158,299
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,647	151,151
#	Retailors Ltd.	2,972	56,490
*	Scope Metals Group Ltd.	1,937	64,380
	Tadiran Group Ltd.	920	82,474
	Telsys Ltd.	558	32,997
	Tiv Taam Holdings 1 Ltd.	18,868	33,233
#	Veridis Environment Ltd.	2,554	13,394
	Victory Supermarket Chain Ltd.	841	8,139
	YH Dimri Construction & Development Ltd.	1,920	103,795

TOTAL ISRAEL.			2,610,283

ITALY — (3.8%)
	ACEA SpA	12,129	177,874
#	Amplifon SpA	15,874	582,733
	Aquafil SpA	12,808	70,013
	Ariston Holding NV	11,256	128,551
	Arnoldo Mondadori Editore SpA	50,889	111,238
*	Autogrill SpA	20,148	147,584
	Azimut Holding SpA	38,489	859,693
	Banca Generali SpA	20,762	689,277
	Banca Mediolanum SpA	73,081	660,750
	BasicNet SpA	6,975	40,891
	Brembo SpA	36,650	538,536
	Brunello Cucinelli SpA	11,735	1,123,654
Ω	Carel Industries SpA	8,875	232,771
	Digital Bros SpA	2,337	53,152
Ω	doValue SpA	17,634	123,814
	El.En. SpA	3,951	51,026
	ERG SpA	7,422	224,131
	GPI SpA	2,429	32,414
	Gruppo MutuiOnline SpA	8,347	260,346
	Interpump Group SpA	18,929	1,056,422
	LU-VE SpA	2,501	83,785
	Maire Tecnimont SpA	52,339	224,624
*	Newlat Food SpA	3,674	22,070
	Pharmanutra SpA	1,151	63,878
	Piaggio & C SpA	45,642	187,806
Ω	Piovan SpA	1,843	20,609
Ω	RAI Way SpA	34,041	218,067
	Reply SpA	7,137	831,478
#	Salvatore Ferragamo SpA	20,439	359,375
#	Sanlorenzo SpA/Ameglia	3,013	135,225
#*	Saras SpA	62,895	81,316
	Sesa SpA	2,243	274,900
	SOL SpA	12,905	372,885
Ω	Technogym SpA	40,447	369,089
	Tinexta SpA	5,713	116,486
#Ω	Unieuro SpA	6,302	75,642

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Zignago Vetro SpA	8,655	$160,765

TOTAL ITALY			10,762,870

JAPAN — (22.5%)
	&Do Holdings Co. Ltd.	3,700	26,076
	A&D HOLON Holdings Co. Ltd.	3,000	30,269
	Adastria Co. Ltd.	6,700	126,353
	Ad-sol Nissin Corp.	1,300	16,766
#	Adtec Plasma Technology Co. Ltd.	2,500	24,035
	Advance Create Co. Ltd.	3,800	31,319
#	Adventure, Inc.	800	59,652
	Aeon Delight Co. Ltd.	6,100	135,181
	Aeon Fantasy Co. Ltd.	2,900	69,783
	Aeon Hokkaido Corp.	9,000	53,993
	Aeon Kyushu Co. Ltd.	1,200	20,193
	Ai Holdings Corp.	10,100	176,820
	Aica Kogyo Co. Ltd.	13,800	313,740
*	Aidma Holdings, Inc.	700	14,251
	Ain Holdings, Inc.	9,500	395,046
	Airtrip Corp.	3,700	74,413
#	AIT Corp.	2,500	29,380
#	Alleanza Holdings Co. Ltd.	4,600	33,758
*	Allied Architects, Inc.	2,600	12,627
*	AlphaPolis Co. Ltd.	500	12,670
	Altech Corp.	4,470	84,411
	Amano Corp.	14,300	291,162
	Amvis Holdings, Inc.	7,400	161,152
	Anicom Holdings, Inc.	20,000	77,859
	Anritsu Corp.	40,700	372,670
	Aoyama Zaisan Networks Co. Ltd.	6,400	47,379
	Apaman Co. Ltd.	3,000	10,095
#	Arcland Service Holdings Co. Ltd.	5,300	111,415
	Arealink Co. Ltd.	2,200	37,298
	Argo Graphics, Inc.	4,200	118,344
	ARTERIA Networks Corp.	7,500	71,835
	Artiza Networks, Inc.	3,700	25,618
*	Aruhi Corp.	4,130	32,911
	As One Corp.	9,100	385,517
	Asahi Co. Ltd.	3,700	35,375
	Asahi Holdings, Inc.	21,600	318,001
	Asahi Net, Inc.	7,000	30,404
	Asante, Inc.	1,900	23,170
	Asanuma Corp.	3,700	85,035
	ASKUL Corp.	13,500	179,912
#	Atled Corp.	600	6,524
*	Atrae, Inc.	4,100	24,849
	Aucnet, Inc.	4,600	53,806
	Avant Group Corp.	7,100	73,477
	Axial Retailing, Inc.	4,400	114,195
*	Axxzia, Inc.	2,800	22,975
	AZ-COM MARUWA Holdings, Inc.	12,100	178,420
#	Baroque Japan Ltd.	3,100	19,999
	Base Co. Ltd.	1,600	70,189
	Beauty Garage, Inc.	1,300	35,419
	Belc Co. Ltd.	3,000	135,539
	Bell System24 Holdings, Inc.	12,200	125,423
	Benefit One, Inc.	6,400	88,091
	Benesse Holdings, Inc.	21,000	301,405
#*	Bengo4.com, Inc.	2,600	50,059

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Bic Camera, Inc.	29,000	$242,627
	BML, Inc.	7,800	175,176
#	Bookoff Group Holdings Ltd.	1,200	12,010
	BP Castrol KK	2,300	15,359
#	Br Holdings Corp.	17,300	47,927
*	BrainPad, Inc.	7,500	38,192
#	Broadmedia Corp.	2,530	23,960
	Bushiroad, Inc.	5,200	34,130
	Business Brain Showa-Ota, Inc.	2,200	31,717
	Business Engineering Corp.	1,400	35,569
	BuySell Technologies Co. Ltd.	500	16,977
#	C Uyemura & Co. Ltd.	2,600	125,456
	Can Do Co. Ltd.	270	4,839
	Careerlink Co. Ltd.	2,200	35,762
#	Carenet, Inc.	5,100	35,192
	Carta Holdings, Inc.	1,500	15,993
#	Casa, Inc.	2,300	14,553
#*	CellSource Co. Ltd.	2,300	43,474
#	Celsys, Inc.	13,300	63,632
	Central Automotive Products Ltd.	3,300	70,161
	Central Security Patrols Co. Ltd.	2,600	53,805
#	Ceres, Inc.	3,000	31,742
	Change Holdings, Inc.	7,500	126,884
	Charm Care Corp. KK	5,300	42,228
*	Chikaranomoto Holdings Co. Ltd.	1,000	10,487
	CKD Corp.	20,200	307,698
	CMIC Holdings Co. Ltd.	3,100	44,376
	Colowide Co. Ltd.	22,300	341,650
	Como Co. Ltd.	1,000	20,048
	Computer Engineering & Consulting Ltd.	6,700	69,657
	Comture Corp.	7,600	112,120
	Core Corp.	2,800	34,841
	Cota Co. Ltd.	5,572	68,320
	Create Restaurants Holdings, Inc.	38,100	278,014
	Create SD Holdings Co. Ltd.	8,100	196,484
	Creek & River Co. Ltd.	3,700	57,898
	Cresco Ltd.	4,500	59,332
*	CrowdWorks, Inc.	1,300	13,688
	CTS Co. Ltd.	8,600	49,884
	Cube System, Inc.	1,300	10,984
	Curves Holdings Co. Ltd.	16,500	96,197
*	Cyber Security Cloud, Inc.	800	10,813
	Cybozu, Inc.	9,500	189,636
	Daicel Corp.	35,900	283,031
	Daihen Corp.	5,700	187,709
	Daiichikosho Co. Ltd.	9,800	175,696
	Daiken Medical Co. Ltd.	3,200	11,534
#	Daiki Axis Co. Ltd.	2,500	13,133
	Daikoku Denki Co. Ltd.	2,300	51,718
#	Daikokutenbussan Co. Ltd.	2,100	84,075
	Daiseki Co. Ltd.	14,360	410,845
	Daitron Co. Ltd.	1,900	36,506
	Daiwabo Holdings Co. Ltd.	32,200	607,589
	Dear Life Co. Ltd.	10,300	54,631
#	Densan System Holdings Co. Ltd.	2,400	47,217
	Dexerials Corp.	15,700	298,780
	Digital Arts, Inc.	3,900	145,172
	Digital Hearts Holdings Co. Ltd.	4,700	50,921
	Digital Information Technologies Corp.	4,200	49,957

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Dip Corp.	11,000	$271,393
	Direct Marketing MiX, Inc.	5,300	46,699
	DMG Mori Co. Ltd.	42,200	677,000
	Double Standard, Inc.	1,200	18,029
#	Drecom Co. Ltd.	6,600	36,392
	DTS Corp.	13,600	323,130
	Earth Corp.	3,700	135,619
	EAT & Holdings Co. Ltd.	1,200	19,629
	Ebara Jitsugyo Co. Ltd.	3,600	78,918
	Ebase Co. Ltd.	8,200	41,498
	Eco’s Co. Ltd.	2,700	37,708
	eGuarantee, Inc.	10,500	163,173
	E-Guardian, Inc.	4,100	66,271
	Eiken Chemical Co. Ltd.	9,600	111,617
	Elan Corp.	10,000	74,885
	Elecom Co. Ltd.	16,700	158,476
	Elematec Corp.	4,300	54,597
	EM Systems Co. Ltd.	9,000	51,956
	en Japan, Inc.	11,000	197,453
	Enigmo, Inc.	10,300	32,353
	Entrust, Inc.	4,400	30,858
#	Envipro Holdings, Inc.	6,000	26,352
	ES-Con Japan Ltd.	6,900	44,047
	F&M Co. Ltd.	1,900	29,812
	FAN Communications, Inc.	8,800	26,512
*	FDK Corp.	5,900	37,367
	Fibergate, Inc.	4,000	37,113
	Financial Partners Group Co. Ltd.	1,400	11,398
	FINDEX, Inc.	6,200	28,679
	Fixstars Corp.	5,000	51,553
	Focus Systems Corp.	1,600	11,984
	Forum Engineering, Inc.	2,900	18,092
#	Forval Corp.	1,800	15,452
	FP Corp.	12,400	308,452
	France Bed Holdings Co. Ltd.	6,400	50,891
*	FreakOut Holdings, Inc.	1,600	18,689
#	Freebit Co. Ltd.	4,100	46,547
	FTGroup Co. Ltd.	2,600	20,901
	Fuji Corp.	13,300	223,083
#	Fuji Corp.	3,600	34,841
	Fuji Kyuko Co. Ltd.	6,700	257,359
	Fuji Soft, Inc.	3,600	215,080
	Fujibo Holdings, Inc.	3,400	80,003
	Fujikura Ltd.	55,700	379,769
	Fujimi, Inc.	3,500	181,313
	Fujiya Co. Ltd.	1,800	33,418
	Fukuda Denshi Co. Ltd.	5,200	159,824
	Fukui Computer Holdings, Inc.	3,200	63,517
	Fukushima Galilei Co. Ltd.	3,200	120,670
	FULLCAST Holdings Co. Ltd.	7,500	136,166
	Funai Soken Holdings, Inc.	10,630	203,773
	Furuya Metal Co. Ltd.	1,700	112,946
	Furyu Corp.	4,600	39,323
	Fuso Chemical Co. Ltd.	5,600	155,835
	Future Corp.	17,200	220,011
	G-7 Holdings, Inc.	8,600	90,681
*	GA Technologies Co. Ltd.	3,600	28,919
	Gakkyusha Co. Ltd.	1,800	28,639
#	Gakujo Co. Ltd.	1,800	21,419

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Genki Sushi Co. Ltd.	2,300	$54,906
	Genky DrugStores Co. Ltd.	2,200	65,030
	Gift Holdings, Inc.	1,200	41,912
	Giken Ltd.	4,400	69,154
	GL Sciences, Inc.	1,600	26,986
	GLOBERIDE, Inc.	6,500	119,156
	GMO Financial Gate, Inc.	1,000	80,742
#	GMO Financial Holdings, Inc.	10,300	47,030
	GMO GlobalSign Holdings KK	1,400	39,725
	GMO internet group, Inc.	11,300	227,318
	Golf Digest Online, Inc.	4,300	29,038
	Good Com Asset Co. Ltd.	4,900	28,501
	gremz, Inc.	3,600	57,139
	GungHo Online Entertainment, Inc.	19,000	364,782
	H.U. Group Holdings, Inc.	12,600	254,724
	Hakudo Co. Ltd.	1,800	35,053
	Hakuto Co. Ltd.	2,500	78,472
	Halows Co. Ltd.	3,400	80,632
#	Hamee Corp.	2,700	19,498
	Happinet Corp.	4,200	60,645
	Hard Off Corp. Co. Ltd.	3,700	38,529
	Hazama Ando Corp.	51,200	337,987
	Heiwa Corp.	11,000	217,185
#*	Hennge KK	5,800	31,229
	Himacs Ltd.	720	7,525
	Hioki EE Corp.	3,300	219,792
*	Hirose Tusyo, Inc.	400	7,914
	Hitachi Zosen Corp.	42,700	264,813
	Hito Communications Holdings, Inc.	3,100	36,142
	Hokuetsu Industries Co. Ltd.	2,300	23,575
	Honeys Holdings Co. Ltd.	3,200	37,043
	Horiba Ltd.	8,300	457,269
	Hotland Co. Ltd.	3,900	44,760
	IBJ, Inc.	7,600	36,299
	Ichibanya Co. Ltd.	3,164	125,689
	ID Holdings Corp.	3,150	25,458
	Idec Corp.	7,900	193,458
	IDOM, Inc.	25,300	156,437
	I’ll, Inc.	3,200	65,150
	i-mobile Co. Ltd.	2,800	26,882
	Imuraya Group Co. Ltd.	2,200	37,456
*	I-NE Co. Ltd.	1,800	42,981
	I-Net Corp.	3,440	33,437
	Infocom Corp.	7,700	127,949
	Infomart Corp.	57,700	124,027
	Information Services International-Dentsu Ltd.	8,200	289,069
	Insource Co. Ltd.	16,000	146,811
	Intage Holdings, Inc.	11,300	131,595
	Intelligent Wave, Inc.	3,700	19,717
	Inter Action Corp.	2,500	24,276
#	Inui Global Logistics Co. Ltd.	4,300	54,656
	IPS, Inc.	2,400	44,927
	IR Japan Holdings Ltd.	2,900	45,727
	Iriso Electronics Co. Ltd.	5,400	184,840
	I’rom Group Co. Ltd.	2,300	30,622
	ISB Corp.	3,900	34,463
	Ise Chemicals Corp.	800	42,800
#*	Istyle, Inc.	8,200	32,706
*	ITbook Holdings Co. Ltd.	2,800	7,916

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Itfor, Inc.	9,100	$58,162
	ITmedia, Inc.	4,100	41,940
	JAC Recruitment Co. Ltd.	5,800	108,369
	Japan Aviation Electronics Industry Ltd.	9,300	163,150
	Japan Best Rescue System Co. Ltd.	6,600	37,621
*	Japan Communications, Inc.	34,900	64,822
	Japan Elevator Service Holdings Co. Ltd.	18,500	275,201
*	Japan Hospice Holdings, Inc.	1,700	44,280
	Japan Lifeline Co. Ltd.	18,600	127,938
	Japan Material Co. Ltd.	22,000	329,865
	Japan Medical Dynamic Marketing, Inc.	5,100	38,207
	Japan Property Management Center Co. Ltd.	3,500	28,836
	Japan System Techniques Co. Ltd.	2,200	33,612
	Jastec Co. Ltd.	1,200	10,901
	JBCC Holdings, Inc.	5,400	85,617
	JCR Pharmaceuticals Co. Ltd.	19,500	210,913
	JCU Corp.	7,000	165,292
	Jeol Ltd.	12,300	358,871
	JFE Systems, Inc.	800	15,355
*	JIG-SAW, Inc.	1,700	58,848
	JINS Holdings, Inc.	4,000	86,139
	JINUSHI Co. Ltd.	3,400	48,723
	J-Lease Co. Ltd.	2,700	40,262
	JM Holdings Co. Ltd.	3,700	54,130
	JP-Holdings, Inc.	20,500	47,139
	J-Stream, Inc.	3,400	13,391
	Justsystems Corp.	10,400	274,820
	Kaga Electronics Co. Ltd.	900	31,929
	Kagome Co. Ltd.	3,100	75,295
	Kaken Pharmaceutical Co. Ltd.	5,300	145,936
#	Kakiyasu Honten Co. Ltd.	3,000	50,503
#	Kamakura Shinsho Ltd.	10,700	73,448
	Kameda Seika Co. Ltd.	4,200	139,859
	Kanamic Network Co. Ltd.	5,200	16,761
	Kansai Food Market Ltd.	1,000	11,323
	Kanto Denka Kogyo Co. Ltd.	11,100	84,209
	Katitas Co. Ltd.	14,800	289,028
	KeePer Technical Laboratory Co. Ltd.	6,200	230,539
#	KEIWA, Inc.	4,000	40,924
	KFC Holdings Japan Ltd.	4,400	93,619
	KH Neochem Co. Ltd.	12,400	213,801
	Kibun Foods, Inc.	1,400	10,823
	Kintetsu Department Store Co. Ltd.	2,000	36,495
	Ki-Star Real Estate Co. Ltd.	2,900	87,147
	Kitanotatsujin Corp.	28,300	65,170
*	KNT-CT Holdings Co. Ltd.	900	10,404
	Koa Corp.	2,400	30,109
	Koa Shoji Holdings Co. Ltd.	2,000	10,770
#	Kohoku Kogyo Co. Ltd.	400	14,923
	KOMEDA Holdings Co. Ltd.	14,600	275,572
#	Komehyo Holdings Co. Ltd.	2,300	47,000
	Konoshima Chemical Co. Ltd.	2,200	25,390
	Kosaido Holdings Co. Ltd.	4,500	89,365
	Koshidaka Holdings Co. Ltd.	10,841	91,779
	Kotobuki Spirits Co. Ltd.	4,500	332,301
#	Kotobukiya Co. Ltd.	500	34,751
	Kozo Keikaku Engineering, Inc.	1,500	32,610
*	Kufu Co., Inc.	2,900	10,288
	Kusuri no Aoki Holdings Co. Ltd.	5,300	254,315

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kyoden Co. Ltd.	6,600	$24,564
	Kyoritsu Maintenance Co. Ltd.	8,800	355,222
	LA Holdings Co. Ltd.	400	11,143
	LAC Co. Ltd.	3,800	19,280
*	Leopalace21 Corp.	48,000	126,656
	Life Corp.	5,400	114,548
#	LIKE, Inc.	1,800	25,304
	Linical Co. Ltd.	4,800	24,641
	Link & Motivation, Inc.	13,500	48,470
	LITALICO, Inc.	6,400	114,687
*	Locondo, Inc.	3,000	39,653
*	LTS, Inc.	400	7,642
*	M&A Capital Partners Co. Ltd.	5,300	149,725
	Macnica Holdings, Inc.	9,900	272,055
	Macromill, Inc.	9,000	59,923
	Maeda Kosen Co. Ltd.	6,400	153,140
#	Management Solutions Co. Ltd.	4,400	104,276
	Mani, Inc.	22,800	298,375
	MarkLines Co. Ltd.	4,100	71,081
#	Marumae Co. Ltd.	3,200	37,715
	Maruwa Co. Ltd.	3,300	420,832
	Marvelous, Inc.	12,200	60,545
	Matsui Securities Co. Ltd.	39,400	225,467
	Maxvalu Tokai Co. Ltd.	500	9,964
	MCJ Co. Ltd.	23,300	161,153
	MEC Co. Ltd.	6,600	123,537
*	Media Do Co. Ltd.	2,200	22,704
	Medical Data Vision Co. Ltd.	10,100	60,252
	Medius Holdings Co. Ltd.	2,700	16,811
	Meidensha Corp.	4,200	57,057
	Meiho Facility Works Ltd.	3,100	17,807
	Meiko Electronics Co. Ltd.	8,100	163,453
	Meitec Corp.	24,000	405,551
	Members Co. Ltd.	3,200	29,302
	Menicon Co. Ltd.	18,200	386,555
*	MetaReal Corp.	1,300	12,918
	METAWATER Co. Ltd.	5,600	73,802
	Micronics Japan Co. Ltd.	9,600	87,457
	Midac Holdings Co. Ltd.	2,400	33,743
	Mie Kotsu Group Holdings, Inc.	3,000	12,967
	Milbon Co. Ltd.	8,960	377,775
	Mimasu Semiconductor Industry Co. Ltd.	4,200	81,157
#	Minkabu The Infonoid, Inc.	3,900	48,647
	Miroku Jyoho Service Co. Ltd.	6,000	74,946
	Mitani Corp.	7,600	74,847
	Mitani Sekisan Co. Ltd.	2,300	81,274
	Mitsubishi Logisnext Co. Ltd.	8,200	59,717
	Mitsubishi Research Institute, Inc.	2,000	72,566
	Mitsui High-Tec, Inc.	5,500	331,683
	Mitsui-Soko Holdings Co. Ltd.	3,300	96,864
	Mixi, Inc.	2,200	46,511
	Mizuho Medy Co. Ltd.	1,000	16,694
	Monogatari Corp.	9,900	208,095
	Morinaga & Co. Ltd.	9,800	290,428
	Morinaga Milk Industry Co. Ltd.	9,300	349,781
	Morozoff Ltd.	900	24,036
#	Mortgage Service Japan Ltd.	2,200	10,857
	m-up Holdings, Inc.	11,300	102,843
	Musashi Seimitsu Industry Co. Ltd.	8,600	115,923

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	NAC Co. Ltd.	2,300	$16,236
	Nagatanien Holdings Co. Ltd.	2,700	43,672
	Nagawa Co. Ltd.	1,900	88,722
	Naigai Trans Line Ltd.	2,600	49,379
	Nakanishi, Inc.	21,700	411,102
	NEC Networks & System Integration Corp.	17,200	214,407
	NET One Systems Co. Ltd.	23,900	563,523
	New Art Holdings Co. Ltd.	3,290	42,229
#	Nextage Co. Ltd.	13,500	244,896
*	NexTone, Inc.	1,900	40,984
	Nichias Corp.	15,900	321,568
	Nichicon Corp.	7,400	70,146
	Nihon Dempa Kogyo Co. Ltd.	4,200	36,615
	Niitaka Co. Ltd.	500	8,007
	Nippon Air Conditioning Services Co. Ltd.	6,700	36,429
	Nippon Aqua Co. Ltd.	3,900	25,278
	Nippon Carbon Co. Ltd.	700	21,451
	Nippon Computer Dynamics Co. Ltd.	1,900	10,838
	Nippon Concept Corp.	1,800	21,462
	Nippon Gas Co. Ltd.	41,600	585,000
	Nippon Kanzai Holdings Co. Ltd.	1,300	25,327
#	Nippon Kodoshi Corp.	3,000	43,635
	Nippon Parking Development Co. Ltd.	74,700	128,750
	Nippon Pillar Packing Co. Ltd.	7,600	211,302
	Nishimatsu Construction Co. Ltd.	9,000	236,502
#	Nishimatsuya Chain Co. Ltd.	12,300	145,873
	Nissei ASB Machine Co. Ltd.	2,700	84,684
	Nisso Corp.	8,200	46,934
	Nittoc Construction Co. Ltd.	4,800	35,644
	Noevir Holdings Co. Ltd.	4,800	195,819
	Nojima Corp.	14,200	152,332
	Nomura Micro Science Co. Ltd.	2,500	77,581
	NS Tool Co. Ltd.	4,400	36,682
	NSD Co. Ltd.	19,600	360,569
	NSW, Inc.	2,200	33,971
	Oat Agrio Co. Ltd.	1,200	11,982
	Obara Group, Inc.	1,500	47,152
	Ohba Co. Ltd.	2,300	13,343
	Ohsho Food Service Corp.	4,000	182,158
#*	Oisix ra daichi, Inc.	7,800	145,939
	Okamoto Machine Tool Works Ltd.	1,200	43,383
	Okinawa Cellular Telephone Co.	9,200	205,543
*	Ootoya Holdings Co. Ltd.	400	11,448
	Open Up Group, Inc.	9,000	133,328
	Optex Group Co. Ltd.	10,620	159,857
*	Optim Corp.	4,900	33,607
	Optorun Co. Ltd.	9,400	143,274
	Orchestra Holdings, Inc.	700	7,902
	Organo Corp.	6,200	149,715
	Oricon, Inc.	2,200	17,875
	Orient Corp.	14,130	117,882
	Oro Co. Ltd.	2,900	52,114
	Osaka Organic Chemical Industry Ltd.	3,900	59,130
	Osaka Soda Co. Ltd.	3,300	106,741
	OSG Corp.	21,200	297,811
	Outsourcing, Inc.	33,000	336,157
	PAL GROUP Holdings Co. Ltd.	5,400	123,967
	Paramount Bed Holdings Co. Ltd.	10,500	186,194
	Pasona Group, Inc.	7,000	96,339

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	PCI Holdings, Inc.	2,900	$21,783
*	PeptiDream, Inc.	17,900	241,846
	PHC Holdings Corp.	1,100	11,303
#*	PIA Corp.	1,300	31,645
	Pigeon Corp.	35,300	549,676
	Pilot Corp.	8,200	273,283
	Plus Alpha Consulting Co. Ltd.	1,600	34,250
	Pole To Win Holdings, Inc.	9,500	64,055
	Poppins Corp.	800	11,126
*	Port, Inc.	1,000	12,570
*	PR Times, Inc.	1,700	17,047
	Premium Group Co. Ltd.	10,200	122,464
	Premium Water Holdings, Inc.	800	14,218
	Prestige International, Inc.	32,400	141,421
	Prima Meat Packers Ltd.	6,700	113,458
	Pronexus, Inc.	3,800	27,914
	Pro-Ship, Inc.	2,600	26,577
	Proto Corp.	7,500	65,500
	QB Net Holdings Co. Ltd.	3,900	39,053
	Qol Holdings Co. Ltd.	5,000	45,838
	Quick Co. Ltd.	3,900	51,311
#	Raccoon Holdings, Inc.	5,900	31,698
	Raito Kogyo Co. Ltd.	13,600	200,597
*	RaQualia Pharma, Inc.	4,100	24,159
	Relia, Inc.	1,900	20,399
	Relo Group, Inc.	5,800	90,169
	Renaissance, Inc.	1,700	11,901
*	RENOVA, Inc.	11,600	164,307
	Resol Holdings Co. Ltd.	400	14,253
	Resorttrust, Inc.	25,100	414,471
	Ride On Express Holdings Co. Ltd.	2,800	22,246
	Riken Keiki Co. Ltd.	2,900	111,443
	Riso Kyoiku Co. Ltd.	32,700	71,380
	Roland Corp.	4,300	128,896
	Roland DG Corp.	2,500	62,838
	Rorze Corp.	3,901	289,002
	Round One Corp.	62,600	270,793
	RS Technologies Co. Ltd.	4,000	89,870
	Saison Information Systems Co. Ltd.	1,200	16,266
	Sakai Moving Service Co. Ltd.	3,400	119,778
	Sakura Internet, Inc.	8,700	43,667
	Samco, Inc.	900	31,984
	Sangetsu Corp.	8,500	141,737
	Sanken Electric Co. Ltd.	5,800	435,635
	Sankyo Frontier Co. Ltd.	1,500	39,042
	Sankyu, Inc.	8,100	285,685
	Sanshin Electronics Co. Ltd.	1,400	23,267
	Santec Holdings Corp.	900	15,416
	Sanwa Co. Ltd./Kitahama Chuo-Ku Osaka	2,300	13,679
	Sapporo Holdings Ltd.	9,400	262,242
	Sato Foods Co. Ltd.	600	22,039
	Sato Holdings Corp.	4,500	76,150
	SB Technology Corp.	3,600	61,518
	SBI Global Asset Management Co. Ltd.	12,700	46,885
	SBS Holdings, Inc.	5,900	143,772
	Seed Co. Ltd.	3,000	12,633
	Seiko Group Corp.	1,500	32,925
	Seiren Co. Ltd.	12,200	202,848
#	SEMITEC Corp.	2,400	34,821

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Senko Group Holdings Co. Ltd.	21,600	$154,360
	Senshu Electric Co. Ltd.	3,300	75,642
	Seria Co. Ltd.	14,476	257,338
	Shibaura Electronics Co. Ltd.	2,200	92,508
	Shibaura Mechatronics Corp.	1,500	167,956
	Shidax Corp.	10,000	52,783
	Shin Maint Holdings Co. Ltd.	2,600	24,738
	Shin Nippon Biomedical Laboratories Ltd.	9,100	166,242
	Shin-Etsu Polymer Co. Ltd.	2,300	22,629
#	Shinnihonseiyaku Co. Ltd.	4,000	41,767
	Ship Healthcare Holdings, Inc.	20,100	354,560
	Shoei Co. Ltd.	15,400	285,687
#	Shoei Foods Corp.	3,300	97,082
	SIGMAXYZ Holdings, Inc.	9,800	77,154
*	Simplex Holdings, Inc.	3,200	55,673
	SMS Co. Ltd.	19,900	467,652
#	Snow Peak, Inc.	10,800	163,619
	Softcreate Holdings Corp.	5,000	58,630
	Software Service, Inc.	800	51,267
	Solasto Corp.	14,600	68,088
	Soliton Systems KK	3,900	30,000
	Sparx Group Co. Ltd.	7,020	76,570
	S-Pool, Inc.	25,300	117,363
	Sprix, Inc.	1,600	10,906
	SRA Holdings	3,100	69,290
	Star Micronics Co. Ltd.	5,000	65,075
	Starts Corp., Inc.	7,800	147,403
	St-Care Holding Corp.	4,300	24,693
	Step Co. Ltd.	1,600	21,834
	STI Foods Holdings, Inc.	800	17,746
	Strike Co. Ltd.	3,100	83,199
#	Studio Alice Co. Ltd.	3,200	50,296
	Sumida Corp.	5,000	62,201
	Suzuden Corp.	1,300	24,410
#*	SymBio Pharmaceuticals Ltd.	4,600	13,632
	System D, Inc.	800	7,845
	System Information Co. Ltd.	5,300	30,203
	System Research Co. Ltd.	1,000	17,874
	System Support, Inc.	1,700	24,620
	Systems Engineering Consultants Co. Ltd.	600	14,264
	Systena Corp.	78,000	161,336
	Syuppin Co. Ltd.	8,200	53,277
	Taiyo Holdings Co. Ltd.	10,500	189,804
	Takara & Co. Ltd.	2,200	38,446
	Takara Bio, Inc.	15,200	191,798
	Takara Holdings, Inc.	37,000	291,568
	Take & Give Needs Co. Ltd.	1,800	18,171
	Takeuchi Manufacturing Co. Ltd.	11,300	310,113
	Tama Home Co. Ltd.	6,500	177,802
	Tamron Co. Ltd.	5,400	131,749
	Tay Two Co. Ltd.	17,700	20,626
	Tazmo Co. Ltd.	4,100	54,964
	TDC Soft, Inc.	5,100	55,104
	TechMatrix Corp.	11,600	138,412
	Tecnos Japan, Inc.	3,800	15,560
	Temairazu, Inc.	700	25,050
#	Tenpos Holdings Co. Ltd.	1,600	29,778
	Tess Holdings Co. Ltd.	3,500	30,876
	T-Gaia Corp.	6,600	80,971

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	TKC Corp.	8,200	$221,624
*	TKP Corp.	2,000	40,128
	Tocalo Co. Ltd.	23,500	220,693
*	Toda Kogyo Corp.	600	10,916
	Toho Co. Ltd.	1,400	24,529
	Toho System Science Co. Ltd.	1,600	12,714
#	Toho Titanium Co. Ltd.	10,500	156,739
	TOKAI Holdings Corp.	29,500	191,627
	Tokyo Base Co. Ltd.	6,300	20,835
	Tokyo Electron Device Ltd.	2,300	131,806
	Tokyo Individualized Educational Institute, Inc.	9,500	37,931
	Tokyo Ohka Kogyo Co. Ltd.	7,200	375,863
	Tokyo Seimitsu Co. Ltd.	14,300	527,556
	Tokyo Steel Manufacturing Co. Ltd.	15,800	158,999
	Tokyotokeiba Co. Ltd.	6,000	189,423
	Tomen Devices Corp.	1,200	49,675
	Tomy Co. Ltd.	25,400	287,001
	Topcon Corp.	26,700	380,320
	Toridoll Holdings Corp.	16,400	349,803
	Torishima Pump Manufacturing Co. Ltd.	2,400	27,905
	Toshiba TEC Corp.	7,100	206,207
	Tosho Co. Ltd.	2,500	25,246
	Totech Corp.	1,100	34,679
	Toukei Computer Co. Ltd.	300	14,326
	Towa Corp.	3,713	55,875
#	Toyo Gosei Co. Ltd.	2,000	113,932
	Traders Holdings Co. Ltd.	8,020	28,409
	Trancom Co. Ltd.	2,100	105,400
	Transaction Co. Ltd.	4,000	50,587
	Transcosmos, Inc.	7,300	170,326
	TRE Holdings Corp.	11,000	96,378
	Treasure Factory Co. Ltd.	2,600	33,136
	Trenders, Inc.	1,600	15,902
	Tri Chemical Laboratories, Inc.	8,700	140,713
	Tsuburaya Fields Holdings, Inc.	7,400	100,714
	Tsugami Corp.	16,200	168,276
	Ubicom Holdings, Inc.	2,100	33,456
	ULS Group, Inc.	700	16,316
	Ultrafabrics Holdings Co. Ltd.	2,200	34,554
	Ulvac, Inc.	13,700	543,868
#	United Arrows Ltd.	5,000	72,975
	Usen-Next Holdings Co. Ltd.	4,800	107,809
#	User Local, Inc.	2,500	37,228
*	UT Group Co. Ltd.	8,900	170,365
	Valqua Ltd.	6,500	163,525
*	Valtes Co. Ltd.	500	10,974
	Value HR Co. Ltd.	4,800	53,435
	ValueCommerce Co. Ltd.	5,000	48,432
#	Valuence Holdings, Inc.	800	13,383
#	V-Cube, Inc.	8,500	32,608
	Vector, Inc.	12,500	118,209
	Vertex Corp.	6,000	60,183
	VINX Corp.	1,200	11,885
*	Vision, Inc.	9,800	123,054
*	Visional, Inc.	3,300	173,064
	VT Holdings Co. Ltd.	19,500	76,587
	Wacom Co. Ltd.	59,700	303,233
	Wakachiku Construction Co. Ltd.	1,300	41,144
	Waseda Academy Co. Ltd.	3,700	37,515

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Watahan & Co. Ltd.	3,300	$34,714
	WDB Holdings Co. Ltd.	2,100	31,369
	Weathernews, Inc.	2,000	100,345
	Wellnet Corp.	5,700	28,658
	West Holdings Corp.	7,315	174,396
	Will Group, Inc.	5,900	46,245
*	WingArc1st, Inc.	4,200	68,557
	World Holdings Co. Ltd.	2,400	48,761
	YAKUODO Holdings Co. Ltd.	4,300	78,601
	YAMADA Consulting Group Co. Ltd.	4,700	52,792
	Yamaichi Electronics Co. Ltd.	9,200	122,139
#	YA-MAN Ltd.	12,700	109,669
	Yaoko Co. Ltd.	4,900	256,856
	Yokowo Co. Ltd.	5,600	82,810
	Yonex Co. Ltd.	14,600	174,310
#	Yoshinoya Holdings Co. Ltd.	19,900	367,934
	Yotai Refractories Co. Ltd.	3,800	40,604
	Yukiguni Maitake Co. Ltd.	6,000	44,921
	ZERIA Pharmaceutical Co. Ltd.	5,400	96,786
	ZIGExN Co. Ltd.	10,500	39,044

TOTAL JAPAN			63,812,162

NETHERLANDS — (2.2%)
	Aalberts NV	17,795	821,873
#*Ω	Alfen NV	6,780	548,566
	AMG Advanced Metallurgical Group NV	6,921	258,393
	Arcadis NV	27,432	1,133,187
#	BE Semiconductor Industries NV	19,776	1,780,109
	Beter Bed Holding NV	5,725	19,830
	Corbion NV	2,613	82,261
*	InPost SA	31,736	340,618
	Nedap NV	1,373	86,022
	OCI NV	23,545	620,418
#	SIF Holding NV	885	11,703
	TKH Group NV	13,417	649,540

TOTAL NETHERLANDS			6,352,520

NEW ZEALAND — (0.4%)
*	AFT Pharmaceuticals Ltd.	3,631	7,639
	Briscoe Group Ltd.	6,337	17,648
	Chorus Ltd.	74,062	396,008
	Freightways Group Ltd.	32,412	190,528
	Hallenstein Glasson Holdings Ltd.	11,317	43,776
	Heartland Group Holdings Ltd.	78,607	77,434
	NZME Ltd.	11,793	7,718
	NZX Ltd.	66,815	48,356
#	PGG Wrightson Ltd.	5,698	15,342
*	Pushpay Holdings Ltd.	116,562	102,523
*	Rakon Ltd.	19,137	12,204
	Restaurant Brands New Zealand Ltd.	7,481	34,431
	Scales Corp. Ltd.	13,307	25,954
	Skellerup Holdings Ltd.	63,781	192,768
	SKYCITY Entertainment Group Ltd.	20,748	30,811
	Warehouse Group Ltd.	17,853	19,016

TOTAL NEW ZEALAND			1,222,156

NORWAY — (1.2%)
	ABG Sundal Collier Holding ASA	142,823	74,322

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	AF Gruppen ASA	3,353	$51,032
	Aker Solutions ASA	12,225	43,634
*	ArcticZymes Technologies ASA	15,840	57,240
	Atea ASA	25,292	347,935
*	BLUENORD ASA	6,413	218,237
	Bonheur ASA	6,681	149,312
	Borregaard ASA	29,029	485,723
	Bouvet ASA	23,439	147,667
*Ω	Crayon Group Holding ASA	14,891	115,094
	Elopak ASA	17,212	38,669
#Ω	Europris ASA	51,346	367,724
*	Gaming Innovation Group, Inc.	13,083	33,536
Ω	Kid ASA	9,010	74,638
	Kitron ASA	55,251	208,654
	Medistim ASA	4,290	105,984
Ω	Multiconsult ASA	5,352	74,890
*	Nekkar ASA	13,060	7,629
*	PGS ASA	182,299	132,116
	Protector Forsikring ASA	15,734	228,447
	Rana Gruber ASA	2,989	16,132
	Salmar ASA	362	16,069
*Ω	Shelf Drilling Ltd.	30,846	70,276
	Veidekke ASA	33,651	387,404

TOTAL NORWAY			3,452,364

PORTUGAL — (0.3%)
#	Altri SGPS SA	18,585	96,206
	CTT-Correios de Portugal SA	37,349	154,293
	Ibersol SGPS SA	4,131	30,597
	Navigator Co. SA	55,123	202,324
#	NOS SGPS SA	85,691	376,730

TOTAL PORTUGAL			860,150

SINGAPORE — (0.9%)
	AEM Holdings Ltd.	84,000	214,072
	Aztech Global Ltd.	45,500	27,724
*††	Best World International Ltd.	14,510	23,803
	Delfi Ltd.	68,200	59,443
	Dyna-Mac Holdings Ltd.	157,800	30,337
	First Resources Ltd.	145,500	167,744
*	Golden Energy & Resources Ltd.	130,200	93,481
	Grand Venture Technology Ltd.	19,100	7,126
	Hour Glass Ltd.	64,000	100,040
	HRnetgroup Ltd.	67,400	37,914
	iFAST Corp. Ltd.	45,700	159,083
	Micro-Mechanics Holdings Ltd.	15,800	24,902
	Nanofilm Technologies International Ltd.	72,100	81,656
*	Oceanus Group Ltd.	3,180,800	28,767
	Pan-United Corp. Ltd.	78,600	22,451
	Propnex Ltd.	60,200	56,465
	Q&M Dental Group Singapore Ltd.	87,720	21,069
	Raffles Medical Group Ltd.	223,700	247,035
#*	RH PetroGas Ltd.	105,400	15,145
	Riverstone Holdings Ltd.	84,500	38,437
	Sheng Siong Group Ltd.	206,900	274,787
	Silverlake Axis Ltd.	154,600	38,926
	StarHub Ltd.	158,800	119,242
	Thomson Medical Group Ltd.	620,100	29,336

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	UMS Holdings Ltd.	221,075	$171,797
	Venture Corp. Ltd.	4,600	58,769
	Vicom Ltd.	33,700	46,755
	Yangzijiang Shipbuilding Holdings Ltd.	370,400	345,412

TOTAL SINGAPORE			2,541,718

SPAIN — (2.1%)
*	Amper SA	271,757	46,087
	Applus Services SA	49,573	415,921
	Cia de Distribucion Integral Logista Holdings SA	25,253	685,793
	CIE Automotive SA	17,150	517,150
*	Distribuidora Internacional de Alimentacion SA	894,629	15,588
	Elecnor SA	851	11,151
	Fluidra SA	25,889	443,480
Ω	Global Dominion Access SA	23,540	98,443
	Indra Sistemas SA	39,692	525,554
	Laboratorios Farmaceuticos Rovi SA	6,557	290,071
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	179,653	165,797
*	Melia Hotels International SA	33,213	214,448
	Miquel y Costas & Miquel SA	1,957	26,266
	Pharma Mar SA	3,872	160,746
Ω	Prosegur Cash SA	118,184	81,826
	Renta 4 Banco SA	926	10,719
	Sacyr SA	163,000	539,326
*	Solaria Energia y Medio Ambiente SA	21,705	342,434
	Vidrala SA	5,458	572,958
	Viscofan SA	12,192	835,721

TOTAL SPAIN			5,999,479

SWEDEN — (2.3%)
	AddLife AB, Class B	17,279	204,750
	AddNode Group AB	31,624	402,186
	Beijer Alma AB	12,510	284,451
	Bilia AB, Class A	17,266	194,859
	BioGaia AB, Class B	4,575	45,432
	Biotage AB	18,514	230,306
	BTS Group AB, Class B	498	13,133
	Bufab AB	8,404	278,757
	Cellavision AB	3,860	65,837
#	Clas Ohlson AB, Class B	9,621	72,637
	Concentric AB	7,855	165,200
#Ω	Coor Service Management Holding AB	27,066	176,088
#	Electrolux Professional AB, Class B	55,121	321,306
	eWork Group AB	2,192	30,660
#	Fenix Outdoor International AG	1,047	84,064
	G5 Entertainment AB	2,571	56,673
	GARO AB	7,660	60,851
*Ω	Green Landscaping Group AB	5,723	45,595
	Hanza AB	2,612	20,120
#	HMS Networks AB	6,568	305,547
#	Instalco AB	50,068	263,178
	Lagercrantz Group AB, Class B	3,910	50,319
	Lime Technologies AB	2,918	72,335
*	Medcap AB	458	12,138
*	Micro Systemation AB, Class B	3,597	17,240
#	MIPS AB	7,640	413,120
*	Momentum Group AB	1,446	11,842
	Mycronic AB	2,930	62,271

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#	NCAB Group AB	37,830	$289,133
	Nederman Holding AB	4,197	80,137
	Nilorngruppen AB, Class B	1,161	8,058
	Nolato AB, Class B	50,880	282,285
	Nordic Paper Holding AB	3,944	15,410
*	Note AB	4,907	109,913
	OEM International AB, Class B	20,968	203,490
*	OX2 AB	9,652	74,615
	Prevas AB, Class B	2,095	31,178
	Proact IT Group AB	6,525	70,068
*	RaySearch Laboratories AB	5,275	35,273
*Ω	Scandic Hotels Group AB	42,995	153,830
*	Sdiptech AB, Class B	5,996	138,547
	Sintercast AB	1,167	12,081
#	SkiStar AB	9,997	128,711
	Softronic AB, Class B	7,712	14,585
	Systemair AB	21,801	189,481
	Troax Group AB	11,120	252,030
	Vitec Software Group AB, Class B	8,760	461,423
	Volati AB	3,354	33,550
	XANO Industri AB, Class B	5,046	45,322

TOTAL SWEDEN			6,590,015

SWITZERLAND — (8.0%)
*	Accelleron Industries AG	9,413	232,169
	APG SGA SA	486	107,200
*	Aryzta AG	322,082	572,264
	Ascom Holding AG	10,301	99,661
	Belimo Holding AG	3,447	1,663,621
	Bellevue Group AG	2,085	73,323
	Bossard Holding AG, Class A	2,067	506,917
	Bucher Industries AG	666	299,930
	Burckhardt Compression Holding AG	1,045	645,273
	Burkhalter Holding AG	1,211	130,134
	Coltene Holding AG	1,298	105,781
#	Comet Holding AG	2,164	523,076
	Daetwyler Holding AG	1,738	439,780
	DKSH Holding AG	2,859	227,722
	dormakaba Holding AG	989	443,048
*	Dufry AG	23,523	1,087,450
	Emmi AG	679	706,638
	Forbo Holding AG	368	541,723
Ω	Galenica AG	14,402	1,290,690
	Georg Fischer AG	27,232	1,985,754
	Inficon Holding AG	607	660,858
	Interroll Holding AG	224	817,573
#	Kardex Holding AG	2,288	522,878
	Komax Holding AG	1,420	376,391
	LEM Holding SA	156	343,975
Ω	Medacta Group SA	2,186	293,812
Ω	Medmix AG	915	21,712
	Mobilezone Holding AG	16,096	246,324
	Orior AG	2,145	200,237
*Ω	Sensirion Holding AG	3,486	378,217
	SFS Group AG	5,394	704,837
	Siegfried Holding AG	1,437	1,107,508
#	Stadler Rail AG	9,739	404,742
	Swissquote Group Holding SA	2,538	543,316
	Temenos AG	21,904	1,845,053

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
Ω	VAT Group AG	5,889	$2,077,577
	VZ Holding AG	4,613	430,283
	Ypsomed Holding AG	697	162,032

TOTAL SWITZERLAND			22,819,479

UNITED KINGDOM — (12.4%)
	4imprint Group PLC	7,342	416,645
	AG Barr PLC	32,235	203,528
	AJ Bell PLC	81,220	333,912
Ω	Alfa Financial Software Holdings PLC	29,356	52,442
	Argentex Group PLC	10,211	15,441
*	Babcock International Group PLC	205,602	821,874
	Britvic PLC	88,023	1,011,963
	Brooks Macdonald Group PLC	2,774	66,452
	Bytes Technology Group PLC	60,390	315,527
*	CentralNic Group PLC	11,709	17,475
	Clarkson PLC	4,934	192,614
Ω	CMC Markets PLC	31,684	73,505
	Coats Group PLC	431,804	425,216
	Computacenter PLC	24,476	709,583
	Cranswick PLC	14,099	570,154
	CVS Group PLC	22,169	590,818
	Diploma PLC	31,953	1,082,784
	DiscoverIE Group PLC	2,016	21,424
	Domino’s Pizza Group PLC	83,777	309,948
	dotdigital group PLC	83,924	94,122
	Dr Martens PLC	99,513	207,474
	Drax Group PLC	96,727	766,474
	Dunelm Group PLC	37,158	535,023
Ω	DWF Group PLC	73,156	58,985
	EKF Diagnostics Holdings PLC	22,924	8,075
	EMIS Group PLC	18,658	382,392
	Energean PLC	33,033	513,120
*	Ergomed PLC	10,026	134,630
	FDM Group Holdings PLC	26,704	226,052
	Fevertree Drinks PLC	26,774	456,892
	Fintel PLC	2,332	5,728
	Foresight Group Holdings Ltd.	2,111	11,150
Ω	Forterra PLC	69,313	168,506
*	Frasers Group PLC	45,280	437,570
	Future PLC	8,345	118,414
	Games Workshop Group PLC	8,702	1,086,166
	Gamma Communications PLC	20,015	293,464
	Greggs PLC	33,984	1,206,973
	Hays PLC	380,958	546,543
*	Helios Towers PLC	174,370	227,922
	Hill & Smith PLC	21,333	369,052
	Hilton Food Group PLC	17,406	148,537
	Hollywood Bowl Group PLC	42,980	130,016
	IDOX PLC	94,139	80,397
	IG Group Holdings PLC	37,143	342,886
	IMI PLC	47,786	958,771
	Impax Asset Management Group PLC	29,072	287,394
	Inchcape PLC	109,083	1,110,515
*	Indivior PLC	47,014	902,371
	IntegraFin Holdings PLC	79,159	270,583
Ω	Integrated Diagnostics Holdings PLC	16,300	7,367
	ITV PLC	316,781	322,425
*	IWG PLC	220,696	471,344

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	James Halstead PLC	93,307	$243,852
	Kainos Group PLC	29,736	464,069
	Keywords Studios PLC	14,562	495,382
	Liontrust Asset Management PLC	17,876	193,590
Ω	Luceco PLC	32,411	45,618
	Macfarlane Group PLC	22,063	29,739
	Man Group PLC	351,183	1,004,372
	Me Group International PLC	25,423	41,126
	Medica Group PLC	4,656	12,477
	Midwich Group PLC	11,682	68,114
	Mitie Group PLC	255,910	296,276
	Moneysupermarket.com Group PLC	138,937	479,769
	Morgan Advanced Materials PLC	106,291	410,909
	Morgan Sindall Group PLC	2,154	45,942
	Mortgage Advice Bureau Holdings Ltd.	11,028	107,966
*	Motorpoint group PLC	20,730	35,147
	Next 15 Group PLC	23,661	250,621
	Nichols PLC	797	10,841
	Ninety One PLC	105,794	240,261
	Oxford Instruments PLC	15,187	526,715
	Pagegroup PLC	100,653	574,420
	PayPoint PLC	22,767	125,735
	Pets at Home Group PLC	28,841	139,918
	Plus500 Ltd.	27,850	582,639
	Polar Capital Holdings PLC	20,109	123,776
	Porvair PLC	1,852	14,488
	Record PLC	14,254	15,177
	Renew Holdings PLC	19,291	176,404
*	Renewi PLC	21,481	162,314
	Renishaw PLC	8,514	386,192
*	Renold PLC	27,285	9,334
	Robert Walters PLC	16,780	89,855
	Rotork PLC	221,063	911,064
	Savills PLC	28,656	346,908
	Serco Group PLC	185,303	354,455
	Serica Energy PLC	48,317	144,420
	Softcat PLC	31,739	534,763
	Spirent Communications PLC	193,208	439,283
*	SSP Group PLC	178,241	577,473
	SThree PLC	44,534	236,299
	Strix Group PLC	8,187	11,301
*††	Studio Retail Group PLC	9,958	0
	Tate & Lyle PLC	87,137	893,489
	Tatton Asset Management PLC	9,729	57,594
	TClarke PLC	14,286	24,732
	Telecom Plus PLC	19,182	435,101
	TEN Entertainment Group PLC	3,345	11,313
	Topps Tiles PLC	24,408	15,700
#*	Victoria PLC	1,684	11,045
	Victrex PLC	24,116	509,597
	VIDENDUM PLC	12,312	121,565
	Volex PLC	37,294	119,889
	Volution Group PLC	60,678	331,447
*Ω	Watches of Switzerland Group PLC	58,952	617,109
	WH Smith PLC	33,990	674,228
	Wickes Group PLC	78,722	133,283
	Wilmington PLC	4,671	16,000

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»
UNITED KINGDOM — (Continued)
Wincanton PLC	36,308	$98,228

TOTAL UNITED KINGDOM		35,147,962

TOTAL COMMON STOCKS		270,719,848

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Fuchs Petrolub SE	19,065	753,200
Sixt SE	4,290	341,795

TOTAL GERMANY		1,094,995

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
* European Lithium Ltd. Warrants 03/31/25	31,498	417

TOTAL INVESTMENT SECURITIES (Cost $256,897,294)		271,815,260

		Value†
SECURITIES LENDING COLLATERAL — (4.2%)
@§ The DFA Short Term Investment Fund	1,038,857	12,016,462

TOTAL INVESTMENTS — (100.0%) (Cost $268,912,196)		$283,831,722

As of April 30, 2023, International Small Cap Growth Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-mini Index	2	06/16/23	$415,342	$418,850	$3,508

Total Futures Contracts.			$415,342	$418,850	$3,508

Summary of the Portfolio’s investments as of April 30, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$147,727	$17,587,080	$35,282	$17,770,089
Austria	—	3,913,627	—	3,913,627
Belgium	—	4,035,436	—	4,035,436
Canada	30,530,148	200,744	—	30,730,892
Denmark	—	8,145,730	—	8,145,730
Finland	—	5,368,551	—	5,368,551
France	—	12,888,672	—	12,888,672
Germany	63,103	18,501,335	—	18,564,438
Hong Kong	—	6,198,201	—	6,198,201
Ireland	—	933,054	—	933,054
Israel	211,806	2,398,477	—	2,610,283
Italy	—	10,762,870	—	10,762,870
Japan	—	63,812,162	—	63,812,162
Netherlands	—	6,352,520	—	6,352,520

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
New Zealand	—	$1,222,156	—	$1,222,156
Norway	—	3,452,364	—	3,452,364
Portugal	—	860,150	—	860,150
Singapore	—	2,517,915	$23,803	2,541,718
Spain	—	5,999,479	—	5,999,479
Sweden	—	6,590,015	—	6,590,015
Switzerland	—	22,819,479	—	22,819,479
United Kingdom	—	35,147,962	—	35,147,962
Preferred Stocks
Germany	—	1,094,995	—	1,094,995
Rights/Warrants
Australia	—	417	—	417
Securities Lending Collateral	—	12,016,462	—	12,016,462
Futures Contracts**	$3,508	—	—	3,508

TOTAL	$30,956,292	$252,819,853	$59,085^	$283,835,230

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	This item is not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date:	July 6, 2023

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Chief Investment Officer

Date:	July 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date:	July 6, 2023

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date:	July 6, 2023

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
DFA Investment Dimensions Group Inc.

Date:	July 6, 2023